================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number                811-3258
                                       --------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT
---------------------------------------------------
year ended: October 31, 2016

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................  19
     Disclosure of Fund Expenses........................................  32
     Disclosure of Portfolio Holdings...................................  37
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio..........................  40
         U.S. Large Cap Equity Portfolio................................  43
         U.S. Large Cap Value Portfolio.................................  46
         U.S. Targeted Value Portfolio..................................  47
         U.S. Small Cap Value Portfolio.................................  50
         U.S. Core Equity 1 Portfolio...................................  53
         U.S. Core Equity 2 Portfolio...................................  56
         U.S. Vector Equity Portfolio...................................  59
         U.S. Small Cap Portfolio.......................................  62
         U.S. Micro Cap Portfolio.......................................  65
         DFA Real Estate Securities Portfolio...........................  68
         Large Cap International Portfolio..............................  70
         International Core Equity Portfolio............................  74
         International Small Company Portfolio..........................  79
         Japanese Small Company Portfolio...............................  80
         Asia Pacific Small Company Portfolio...........................  80
         United Kingdom Small Company Portfolio.........................  81
         Continental Small Company Portfolio............................  81
         DFA International Real Estate Securities Portfolio.............  82
         DFA Global Real Estate Securities Portfolio....................  85
         DFA International Small Cap Value Portfolio....................  87
         International Vector Equity Portfolio..........................  91
         World ex U.S. Value Portfolio..................................  95
         World ex U.S. Targeted Value Portfolio.........................  96
         World ex U.S. Core Equity Portfolio............................ 102
         World Core Equity Portfolio.................................... 108
         Selectively Hedged Global Equity Portfolio..................... 109
         Emerging Markets Portfolio..................................... 110
         Emerging Markets Small Cap Portfolio........................... 110
         Emerging Markets Value Portfolio............................... 110
         Emerging Markets Core Equity Portfolio......................... 111
     Statements of Assets and Liabilities............................... 115
     Statements of Operations........................................... 122
     Statements of Changes in Net Assets................................ 129
     Financial Highlights............................................... 139
     Notes to Financial Statements...................................... 161
     Report of Independent Registered Public Accounting Firm............ 194
     Section 19(a) Notice............................................... 195

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY
    PORTFOLIO
     Performance Charts................................................. 198
     Management's Discussion and Analysis............................... 199
     Consolidated Disclosure of Fund Expenses........................... 200
     Consolidated Disclosure of Portfolio Holdings...................... 201
     Consolidated Schedule of Investments............................... 202
     Consolidated Statement of Assets and Liabilities................... 207
     Consolidated Statement of Operations............................... 208
     Consolidated Statements of Changes in Net Assets................... 209
     Consolidated Financial Highlights.................................. 210
     Consolidated Notes to Financial Statements......................... 211
     Report of Independent Registered Public Accounting Firm............ 224
  DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts................................................. 225
     Management's Discussion and Analysis............................... 227
     Disclosure of Fund Expenses........................................ 230
     Disclosure of Portfolio Holdings................................... 232
     Schedule of Investments/Summary Schedule of Portfolio Holdings
         DFA International Value Portfolio.............................. 233
         U.S. Large Company Portfolio................................... 234
     Statements of Assets and Liabilities............................... 237
     Statements of Operations........................................... 238
     Statements of Changes in Net Assets................................ 239
     Financial Highlights............................................... 240
     Notes to Financial Statements...................................... 243
     Report of Independent Registered Public Accounting Firm............ 253
     Section 19(a) Notice............................................... 254
  THE DFA INVESTMENT TRUST COMPANY
     Performance Charts................................................. 255
     Management's Discussion and Analysis............................... 260
     Disclosure of Fund Expenses........................................ 265
     Disclosure of Portfolio Holdings................................... 267
     Summary Schedules of Portfolio Holdings
         The U.S. Large Cap Value Series................................ 269
         The DFA International Value Series............................. 272
         The Japanese Small Company Series.............................. 276
         The Asia Pacific Small Company Series.......................... 279
         The United Kingdom Small Company Series........................ 282
         The Continental Small Company Series........................... 285
         The Canadian Small Company Series.............................. 288
         The Emerging Markets Series.................................... 291
         The Emerging Markets Small Cap Series.......................... 295
     Statements of Assets and Liabilities............................... 299
     Statements of Operations........................................... 301
     Statements of Changes in Net Assets................................ 303
     Financial Highlights............................................... 306
     Notes to Financial Statements...................................... 311
     Report of Independent Registered Public Accounting Firm............ 323

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  DIMENSIONAL EMERGING MARKETS VALUE FUND
     Performance Charts................................................. 324
     Management's Discussion and Analysis............................... 325
     Disclosure of Fund Expenses........................................ 327
     Disclosure of Portfolio Holdings................................... 328
     Summary Schedule of Portfolio Holdings............................. 329
     Statement of Assets and Liabilities................................ 333
     Statement of Operations............................................ 334
     Statements of Changes in Net Assets................................ 335
     Financial Highlights............................................... 336
     Notes to Financial Statements...................................... 337
     Report of Independent Registered Public Accounting Firm............ 345
  FUND MANAGEMENT....................................................... 346
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................... 361
  NOTICE TO SHAREHOLDERS................................................ 362

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/1/2006                   $10,000                          $10,000
11/1/2006                    10,196                           10,190
12/1/2006                    10,332                           10,333
 1/1/2007                    10,479                           10,489
 2/1/2007                    10,273                           10,284
 3/1/2007                    10,391                           10,399
 4/1/2007                    10,840                           10,860
 5/1/2007                    11,212                           11,239
 6/1/2007                    11,016                           11,052
 7/1/2007                    10,684                           10,709
 8/1/2007                    10,830                           10,870
 9/1/2007                    11,233                           11,277
10/1/2007                    11,413                           11,456
11/1/2007                    10,933                           10,977
12/1/2007                    10,855                           10,901
 1/1/2008                    10,175                           10,247
 2/1/2008                     9,846                            9,914
 3/1/2008                     9,802                            9,871
 4/1/2008                    10,263                           10,352
 5/1/2008                    10,405                           10,486
 6/1/2008                     9,521                            9,602
 7/1/2008                     9,444                            9,522
 8/1/2008                     9,588                            9,659
 9/1/2008                     8,705                            8,799
10/1/2008                     7,221                            7,321
11/1/2008                     6,730                            6,796
12/1/2008                     6,809                            6,868
 1/1/2009                     6,238                            6,289
 2/1/2009                     5,556                            5,619
 3/1/2009                     6,062                            6,112
 4/1/2009                     6,660                            6,696
 5/1/2009                     7,058                            7,071
 6/1/2009                     7,083                            7,085
 7/1/2009                     7,643                            7,621
 8/1/2009                     7,942                            7,896
 9/1/2009                     8,254                            8,191
10/1/2009                     8,104                            8,039
11/1/2009                     8,617                            8,521
12/1/2009                     8,765                            8,685
 1/1/2010                     8,463                            8,373
 2/1/2010                     8,740                            8,632
 3/1/2010                     9,254                            9,153
 4/1/2010                     9,405                            9,298
 5/1/2010                     8,664                            8,555
 6/1/2010                     8,219                            8,107
 7/1/2010                     8,799                            8,675
 8/1/2010                     8,408                            8,284
 9/1/2010                     9,160                            9,023
10/1/2010                     9,514                            9,366
11/1/2010                     9,501                            9,368
12/1/2010                    10,137                            9,994
 1/1/2011                    10,390                           10,231
 2/1/2011                    10,732                           10,581
 3/1/2011                    10,732                           10,585
 4/1/2011                    11,074                           10,899
 5/1/2011                    10,972                           10,775
 6/1/2011                    10,783                           10,596
 7/1/2011                    10,580                           10,380
 8/1/2011                     9,998                            9,816
 9/1/2011                     9,289                            9,126
10/1/2011                    10,314                           10,124
11/1/2011                    10,251                           10,101
12/1/2011                    10,365                           10,205
 1/1/2012                    10,852                           10,662
 2/1/2012                    11,325                           11,123
 3/1/2012                    11,709                           11,489
 4/1/2012                    11,645                           11,417
 5/1/2012                    10,941                           10,731
 6/1/2012                    11,400                           11,173
 7/1/2012                    11,593                           11,328
 8/1/2012                    11,862                           11,583
 9/1/2012                    12,167                           11,883
10/1/2012                    11,948                           11,663
11/1/2012                    12,025                           11,731
12/1/2012                    12,124                           11,838
 1/1/2013                    12,745                           12,451
 2/1/2013                    12,926                           12,620
 3/1/2013                    13,405                           13,093
 4/1/2013                    13,663                           13,346
 5/1/2013                    13,974                           13,658
 6/1/2013                    13,760                           13,474
 7/1/2013                    14,486                           14,160
 8/1/2013                    14,058                           13,750
 9/1/2013                    14,499                           14,181
10/1/2013                    15,173                           14,833
11/1/2013                    15,640                           15,285
12/1/2013                    16,017                           15,672
 1/1/2014                    15,484                           15,130
 2/1/2014                    16,185                           15,822
 3/1/2014                    16,310                           15,955
 4/1/2014                    16,440                           16,073
 5/1/2014                    16,844                           16,450
 6/1/2014                    17,167                           16,790
 7/1/2014                    16,920                           16,559
 8/1/2014                    17,610                           17,221
 9/1/2014                    17,350                           16,980
10/1/2014                    17,779                           17,394
11/1/2014                    18,287                           17,862
12/1/2014                    18,186                           17,817
 1/1/2015                    17,694                           17,282
 2/1/2015                    18,678                           18,276
 3/1/2015                    18,410                           17,986
 4/1/2015                    18,574                           18,159
 5/1/2015                    18,827                           18,393
 6/1/2015                    18,429                           18,037
 7/1/2015                    18,832                           18,414
 8/1/2015                    17,653                           17,303
 9/1/2015                    17,236                           16,875
10/1/2015                    18,713                           18,299
11/1/2015                    18,743                           18,353
12/1/2015                    18,382                           18,064
 1/1/2016                    17,504                           17,167
 2/1/2016                    17,504                           17,144
 3/1/2016                    18,750                           18,307
 4/1/2016                    18,846                           18,378
 5/1/2016                    19,166                           18,708
 6/1/2016                    19,252                           18,757
 7/1/2016                    19,973                           19,448
 8/1/2016                    19,973                           19,476
 9/1/2016                    19,971                           19,479         Past performance is not predictive of
10/1/2016                    19,602                           19,124         future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          TEN                would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS        YEARS               redemption of fund shares.
          -----------------------------------------------------------        The S&P data are provided by Standard
                                4.75%       13.70%       6.96%               & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2016

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     -----------------        ---------------------

  6/1/2013                 $10,000                    $10,000
  6/1/2013                  10,020                     10,130
  7/1/2013                  10,550                     10,672
  8/1/2013                  10,270                     10,378
  9/1/2013                  10,630                     10,740
 10/1/2013                  11,101                     11,213
 11/1/2013                  11,452                     11,527
 12/1/2013                  11,757                     11,838
  1/1/2014                  11,333                     11,460
  2/1/2014                  11,878                     12,004
  3/1/2014                  11,985                     12,080
  4/1/2014                  12,046                     12,137
  5/1/2014                  12,319                     12,416
  6/1/2014                  12,623                     12,699
  7/1/2014                  12,410                     12,493
  8/1/2014                  12,928                     13,010
  9/1/2014                  12,654                     12,781
 10/1/2014                  12,899                     13,094
 11/1/2014                  13,205                     13,437
 12/1/2014                  13,175                     13,405
  1/1/2015                  12,775                     13,037
  2/1/2015                  13,555                     13,790
  3/1/2015                  13,391                     13,619
  4/1/2015                  13,463                     13,715
  5/1/2015                  13,659                     13,895
  6/1/2015                  13,399                     13,634
  7/1/2015                  13,564                     13,897
  8/1/2015                  12,768                     13,061
  9/1/2015                  12,374                     12,703
 10/1/2015                  13,350                     13,731
 11/1/2015                  13,391                     13,776
 12/1/2015                  13,081                     13,528
  1/1/2016                  12,350                     12,800
  2/1/2016                  12,412                     12,796
  3/1/2016                  13,260                     13,687
  4/1/2016                  13,302                     13,762
  5/1/2016                  13,522                     14,003
  6/1/2016                  13,491                     14,034          Past performance is not predictive of
  7/1/2016                  14,029                     14,569          future performance.
  8/1/2016                  14,071                     14,588          The returns shown do not reflect the
  9/1/2016                  14,104                     14,600          deduction of taxes that a shareholder
 10/1/2016                  13,818                     14,315          would pay on fund distributions or the
            AVERAGE ANNUAL         ONE           SINCE                 redemption of fund shares.
            TOTAL RETURN           YEAR        INCEPTION               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2016, all rights
                                   3.51%        10.14%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               -------------------------------    ---------------------------
10/1/2006                   $10,000                         $10,000
11/1/2006                    10,189                          10,228
12/1/2006                    10,393                          10,458
 1/1/2007                    10,694                          10,592
 2/1/2007                    10,533                          10,427
 3/1/2007                    10,602                          10,588
 4/1/2007                    11,052                          10,979
 5/1/2007                    11,505                          11,375
 6/1/2007                    11,318                          11,109
 7/1/2007                    10,615                          10,595
 8/1/2007                    10,413                          10,714
 9/1/2007                    10,682                          11,082
10/1/2007                    10,740                          11,083
11/1/2007                    10,138                          10,542
12/1/2007                    10,106                          10,440
 1/1/2008                     9,718                          10,022
 2/1/2008                     9,418                           9,602
 3/1/2008                     9,330                           9,530
 4/1/2008                     9,915                           9,994
 5/1/2008                    10,151                           9,978
 6/1/2008                     9,038                           9,023
 7/1/2008                     8,937                           8,991
 8/1/2008                     9,113                           9,144
 9/1/2008                     8,293                           8,472
10/1/2008                     6,425                           7,005
11/1/2008                     5,795                           6,503
12/1/2008                     5,983                           6,593
 1/1/2009                     5,273                           5,835
 2/1/2009                     4,533                           5,055
 3/1/2009                     4,978                           5,488
 4/1/2009                     5,784                           6,076
 5/1/2009                     6,228                           6,452
 6/1/2009                     6,152                           6,404
 7/1/2009                     6,732                           6,928
 8/1/2009                     7,190                           7,290
 9/1/2009                     7,503                           7,572
10/1/2009                     7,180                           7,340
11/1/2009                     7,584                           7,754
12/1/2009                     7,789                           7,891
 1/1/2010                     7,606                           7,669
 2/1/2010                     7,935                           7,911
 3/1/2010                     8,554                           8,426
 4/1/2010                     8,824                           8,645
 5/1/2010                     8,069                           7,934
 6/1/2010                     7,459                           7,487
 7/1/2010                     8,042                           7,994
 8/1/2010                     7,550                           7,652
 9/1/2010                     8,290                           8,246
10/1/2010                     8,596                           8,493
11/1/2010                     8,531                           8,448
12/1/2010                     9,360                           9,115
 1/1/2011                     9,662                           9,321
 2/1/2011                    10,184                           9,665
 3/1/2011                    10,230                           9,703
 4/1/2011                    10,486                           9,962
 5/1/2011                    10,337                           9,856
 6/1/2011                    10,149                           9,654
 7/1/2011                     9,686                           9,334
 8/1/2011                     8,866                           8,752
 9/1/2011                     7,971                           8,090
10/1/2011                     9,071                           9,016
11/1/2011                     8,996                           8,970
12/1/2011                     9,066                           9,151
 1/1/2012                     9,516                           9,497
 2/1/2012                    10,066                           9,875
 3/1/2012                    10,250                          10,168
 4/1/2012                    10,037                          10,064
 5/1/2012                     9,324                           9,474
 6/1/2012                     9,824                           9,945
 7/1/2012                     9,920                          10,047
 8/1/2012                    10,311                          10,266
 9/1/2012                    10,687                          10,591
10/1/2012                    10,716                          10,539
11/1/2012                    10,740                          10,535
12/1/2012                    11,066                          10,753
 1/1/2013                    11,834                          11,452
 2/1/2013                    11,984                          11,616
 3/1/2013                    12,560                          12,076
 4/1/2013                    12,686                          12,259
 5/1/2013                    13,209                          12,573
 6/1/2013                    13,057                          12,463
 7/1/2013                    13,841                          13,135
 8/1/2013                    13,427                          12,637
 9/1/2013                    13,824                          12,954
10/1/2013                    14,522                          13,521
11/1/2013                    15,128                          13,898
12/1/2013                    15,528                          14,250
 1/1/2014                    14,914                          13,744
 2/1/2014                    15,415                          14,338
 3/1/2014                    15,776                          14,681
 4/1/2014                    15,880                          14,820
 5/1/2014                    16,224                          15,037
 6/1/2014                    16,666                          15,430
 7/1/2014                    16,543                          15,167
 8/1/2014                    17,067                          15,725
 9/1/2014                    16,642                          15,400
10/1/2014                    16,771                          15,746
11/1/2014                    16,965                          16,069
12/1/2014                    17,091                          16,167
 1/1/2015                    16,241                          15,521
 2/1/2015                    17,387                          16,272
 3/1/2015                    17,054                          16,050
 4/1/2015                    17,402                          16,200
 5/1/2015                    17,589                          16,395
 6/1/2015                    17,304                          16,068
 7/1/2015                    17,259                          16,138
 8/1/2015                    16,209                          15,177
 9/1/2015                    15,685                          14,719
10/1/2015                    16,965                          15,830
11/1/2015                    17,026                          15,890
12/1/2015                    16,494                          15,548
 1/1/2016                    15,370                          14,745
 2/1/2016                    15,396                          14,741
 3/1/2016                    16,515                          15,803
 4/1/2016                    16,961                          16,135
 5/1/2016                    17,187                          16,386
 6/1/2016                    17,169                          16,527              Past performance is not predictive of
 7/1/2016                    17,759                          17,007              future performance.
 8/1/2016                    17,965                          17,138              The returns shown do not reflect the
 9/1/2016                    18,051                          17,103              deduction of taxes that a shareholder
10/1/2016                    17,741                          16,838              would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.58%        14.36%        5.90%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2016

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1        Russell 2000/R/ Value Index
              --------------------------        ---------------------------
 1/1/2008               $10,000                           $10,000
 2/1/2008                 9,750                             9,603
 3/1/2008                 9,821                             9,747
 4/1/2008                10,152                            10,056
 5/1/2008                10,613                            10,400
 6/1/2008                 9,538                             9,402
 7/1/2008                 9,790                             9,884
 8/1/2008                10,233                            10,353
 9/1/2008                 9,575                             9,868
10/1/2008                 7,504                             7,897
11/1/2008                 6,525                             6,982
12/1/2008                 6,946                             7,412
 1/1/2009                 5,999                             6,353
 2/1/2009                 5,204                             5,471
 3/1/2009                 5,777                             5,956
 4/1/2009                 6,902                             6,901
 5/1/2009                 7,137                             7,051
 6/1/2009                 7,107                             7,028
 7/1/2009                 7,959                             7,841
 8/1/2009                 8,379                             8,212
 9/1/2009                 8,844                             8,624
10/1/2009                 8,207                             8,051
11/1/2009                 8,484                             8,308
12/1/2009                 9,150                             8,937
 1/1/2010                 8,943                             8,675
 2/1/2010                 9,449                             9,077
 3/1/2010                10,229                             9,832
 4/1/2010                10,973                            10,520
 5/1/2010                 9,981                             9,631
 6/1/2010                 9,031                             8,790
 7/1/2010                 9,735                             9,418
 8/1/2010                 8,948                             8,710
 9/1/2010                10,044                             9,645
10/1/2010                10,417                            10,019
11/1/2010                10,840                            10,273
12/1/2010                11,805                            11,127
 1/1/2011                11,883                            11,133
 2/1/2011                12,550                            11,698
 3/1/2011                12,792                            11,861
 4/1/2011                12,998                            12,053
 5/1/2011                12,678                            11,837
 6/1/2011                12,397                            11,546
 7/1/2011                11,964                            11,165
 8/1/2011                10,763                            10,178
 9/1/2011                 9,425                             9,067
10/1/2011                10,905                            10,373
11/1/2011                10,941                            10,353
12/1/2011                11,049                            10,515
 1/1/2012                11,719                            11,214
 2/1/2012                12,144                            11,380
 3/1/2012                12,369                            11,733
 4/1/2012                12,168                            11,564
 5/1/2012                11,260                            10,857
 6/1/2012                11,715                            11,380
 7/1/2012                11,657                            11,264
 8/1/2012                12,192                            11,612
 9/1/2012                12,577                            12,025
10/1/2012                12,505                            11,874
11/1/2012                12,715                            11,911
12/1/2012                13,155                            12,413
 1/1/2013                14,059                            13,152
 2/1/2013                14,291                            13,303
 3/1/2013                14,987                            13,856
 4/1/2013                14,840                            13,843
 5/1/2013                15,567                            14,257
 6/1/2013                15,460                            14,199
 7/1/2013                16,545                            15,111
 8/1/2013                15,941                            14,443
 9/1/2013                16,826                            15,277
10/1/2013                17,555                            15,773
11/1/2013                18,331                            16,389
12/1/2013                18,804                            16,698
 1/1/2014                17,913                            16,052
 2/1/2014                18,845                            16,787
 3/1/2014                19,217                            16,994
 4/1/2014                18,862                            16,557
 5/1/2014                19,044                            16,662
 6/1/2014                19,852                            17,399
 7/1/2014                18,859                            16,347
 8/1/2014                19,819                            17,058
 9/1/2014                18,629                            15,907
10/1/2014                19,217                            17,018
11/1/2014                19,110                            16,939
12/1/2014                19,348                            17,402
 1/1/2015                18,502                            16,678
 2/1/2015                19,828                            17,452
 3/1/2015                20,100                            17,747
 4/1/2015                19,891                            17,367
 5/1/2015                20,179                            17,511
 6/1/2015                20,105                            17,534
 7/1/2015                19,580                            17,051
 8/1/2015                18,783                            16,213
 9/1/2015                17,863                            15,652
10/1/2015                18,962                            16,528
11/1/2015                19,410                            16,998
12/1/2015                18,219                            16,102
 1/1/2016                16,984                            15,020
 2/1/2016                17,214                            15,123
 3/1/2016                18,680                            16,376
 4/1/2016                19,069                            16,723
 5/1/2016                19,189                            17,030
 6/1/2016                18,937                            17,082              Past performance is not predictive of
 7/1/2016                19,874                            18,003              future performance.
 8/1/2016                20,171                            18,451              The returns shown do not reflect the
 9/1/2016                20,355                            18,596              deduction of taxes that a shareholder
10/1/2016                19,760                            17,985              would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE           SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        INCEPTION             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2016, all rights
                                4.21%       12.62%         8.10%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2016

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/1/2008                   $10,000                         $10,000
 7/1/2008                    10,260                          10,513
 8/1/2008                    10,720                          11,012
 9/1/2008                    10,038                          10,496
10/1/2008                     7,860                           8,399
11/1/2008                     6,836                           7,427
12/1/2008                     7,274                           7,883
 1/1/2009                     6,272                           6,757
 2/1/2009                     5,443                           5,819
 3/1/2009                     6,038                           6,335
 4/1/2009                     7,216                           7,341
 5/1/2009                     7,459                           7,499
 6/1/2009                     7,436                           7,476
 7/1/2009                     8,321                           8,340
 8/1/2009                     8,768                           8,735
 9/1/2009                     9,248                           9,173
10/1/2009                     8,585                           8,564
11/1/2009                     8,871                           8,836
12/1/2009                     9,568                           9,506
 1/1/2010                     9,343                           9,227
 2/1/2010                     9,865                           9,655
 3/1/2010                    10,685                          10,458
 4/1/2010                    11,453                          11,190
 5/1/2010                    10,419                          10,244
 6/1/2010                     9,434                           9,350
 7/1/2010                    10,161                          10,017
 8/1/2010                     9,341                           9,264
 9/1/2010                    10,484                          10,259
10/1/2010                    10,874                          10,656
11/1/2010                    11,306                          10,927
12/1/2010                    12,308                          11,835
 1/1/2011                    12,396                          11,841
 2/1/2011                    13,085                          12,443
 3/1/2011                    13,336                          12,615
 4/1/2011                    13,544                          12,820
 5/1/2011                    13,211                          12,591
 6/1/2011                    12,926                          12,281
 7/1/2011                    12,466                          11,875
 8/1/2011                    11,214                          10,826
 9/1/2011                     9,820                           9,644
10/1/2011                    11,364                          11,034
11/1/2011                    11,401                          11,011
12/1/2011                    11,510                          11,184
 1/1/2012                    12,209                          11,927
 2/1/2012                    12,644                          12,105
 3/1/2012                    12,877                          12,480
 4/1/2012                    12,667                          12,299
 5/1/2012                    11,721                          11,548
 6/1/2012                    12,189                          12,105
 7/1/2012                    12,129                          11,981
 8/1/2012                    12,686                          12,351
 9/1/2012                    13,082                          12,791
10/1/2012                    13,007                          12,630
11/1/2012                    13,225                          12,669
12/1/2012                    13,677                          13,203
 1/1/2013                    14,611                          13,989
 2/1/2013                    14,861                          14,149
 3/1/2013                    15,577                          14,738
 4/1/2013                    15,424                          14,724
 5/1/2013                    16,181                          15,164
 6/1/2013                    16,064                          15,102
 7/1/2013                    17,185                          16,073
 8/1/2013                    16,548                          15,362
 9/1/2013                    17,472                          16,249
10/1/2013                    18,223                          16,777
11/1/2013                    19,022                          17,432
12/1/2013                    19,515                          17,760
 1/1/2014                    18,587                          17,073
 2/1/2014                    19,549                          17,855
 3/1/2014                    19,932                          18,076
 4/1/2014                    19,563                          17,611
 5/1/2014                    19,752                          17,723
 6/1/2014                    20,586                          18,507
 7/1/2014                    19,553                          17,387
 8/1/2014                    20,551                          18,143
 9/1/2014                    19,315                          16,919
10/1/2014                    19,918                          18,101
11/1/2014                    19,798                          18,017
12/1/2014                    20,051                          18,509
 1/1/2015                    19,171                          17,739
 2/1/2015                    20,540                          18,563
 3/1/2015                    20,817                          18,876
 4/1/2015                    20,600                          18,473
 5/1/2015                    20,890                          18,626
 6/1/2015                    20,816                          18,650
 7/1/2015                    20,271                          18,136
 8/1/2015                    19,443                          17,245
 9/1/2015                    18,490                          16,648
10/1/2015                    19,621                          17,580
11/1/2015                    20,077                          18,080
12/1/2015                    18,856                          17,127
 1/1/2016                    17,574                          15,976
 2/1/2016                    17,804                          16,085
 3/1/2016                    19,327                          17,419
 4/1/2016                    19,721                          17,787
 5/1/2016                    19,846                          18,114
 6/1/2016                    19,587                          18,169
 7/1/2016                    20,550                          19,149
 8/1/2016                    20,848                          19,625
 9/1/2016                    21,041                          19,779
10/1/2016                    20,414                          19,129               Past performance is not predictive of
                                                                                  future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE           SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        INCEPTION               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                 4.04%       12.43%         8.94%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/1/2006                   $10,000                           $10,000
11/1/2006                    10,343                            10,285
12/1/2006                    10,406                            10,375
 1/1/2007                    10,623                            10,530
 2/1/2007                    10,569                            10,401
 3/1/2007                    10,650                            10,526
 4/1/2007                    10,867                            10,636
 5/1/2007                    11,338                            11,026
 6/1/2007                    11,188                            10,769
 7/1/2007                    10,378                             9,852
 8/1/2007                    10,347                            10,049
 9/1/2007                    10,378                            10,095
10/1/2007                    10,403                            10,205
11/1/2007                     9,661                             9,440
12/1/2007                     9,554                             9,360
 1/1/2008                     9,097                             8,976
 2/1/2008                     8,865                             8,620
 3/1/2008                     8,941                             8,749
 4/1/2008                     9,236                             9,026
 5/1/2008                     9,662                             9,335
 6/1/2008                     8,685                             8,439
 7/1/2008                     8,911                             8,872
 8/1/2008                     9,313                             9,294
 9/1/2008                     8,724                             8,858
10/1/2008                     6,833                             7,088
11/1/2008                     5,944                             6,267
12/1/2008                     6,326                             6,653
 1/1/2009                     5,457                             5,703
 2/1/2009                     4,740                             4,910
 3/1/2009                     5,257                             5,346
 4/1/2009                     6,282                             6,195
 5/1/2009                     6,498                             6,329
 6/1/2009                     6,476                             6,309
 7/1/2009                     7,248                             7,038
 8/1/2009                     7,637                             7,372
 9/1/2009                     8,061                             7,741
10/1/2009                     7,480                             7,227
11/1/2009                     7,729                             7,457
12/1/2009                     8,343                             8,022
 1/1/2010                     8,150                             7,787
 2/1/2010                     8,606                             8,148
 3/1/2010                     9,322                             8,826
 4/1/2010                     9,996                             9,443
 5/1/2010                     9,097                             8,645
 6/1/2010                     8,233                             7,891
 7/1/2010                     8,875                             8,454
 8/1/2010                     8,156                             7,818
 9/1/2010                     9,159                             8,657
10/1/2010                     9,500                             8,993
11/1/2010                     9,880                             9,221
12/1/2010                    10,763                             9,988
 1/1/2011                    10,834                             9,993
 2/1/2011                    11,449                            10,500
 3/1/2011                    11,669                            10,646
 4/1/2011                    11,851                            10,819
 5/1/2011                    11,559                            10,626
 6/1/2011                    11,311                            10,364
 7/1/2011                    10,916                            10,022
 8/1/2011                     9,820                             9,136
 9/1/2011                     8,601                             8,139
10/1/2011                     9,952                             9,311
11/1/2011                     9,985                             9,293
12/1/2011                    10,086                             9,438
 1/1/2012                    10,698                            10,066
 2/1/2012                    11,085                            10,215
 3/1/2012                    11,294                            10,532
 4/1/2012                    11,110                            10,380
 5/1/2012                    10,281                             9,746
 6/1/2012                    10,699                            10,215
 7/1/2012                    10,647                            10,111
 8/1/2012                    11,135                            10,423
 9/1/2012                    11,489                            10,794
10/1/2012                    11,423                            10,659
11/1/2012                    11,615                            10,691
12/1/2012                    12,021                            11,142
 1/1/2013                    12,841                            11,806
 2/1/2013                    13,060                            11,941
 3/1/2013                    13,696                            12,438
 4/1/2013                    13,562                            12,426
 5/1/2013                    14,233                            12,797
 6/1/2013                    14,132                            12,745
 7/1/2013                    15,124                            13,564
 8/1/2013                    14,564                            12,964
 9/1/2013                    15,378                            13,713
10/1/2013                    16,038                            14,159
11/1/2013                    16,755                            14,711
12/1/2013                    17,194                            14,988
 1/1/2014                    16,378                            14,408
 2/1/2014                    17,224                            15,068
 3/1/2014                    17,567                            15,255
 4/1/2014                    17,249                            14,862
 5/1/2014                    17,416                            14,956
 6/1/2014                    18,152                            15,618
 7/1/2014                    17,251                            14,674
 8/1/2014                    18,129                            15,311
 9/1/2014                    17,044                            14,278
10/1/2014                    17,575                            15,276
11/1/2014                    17,484                            15,205
12/1/2014                    17,699                            15,620
 1/1/2015                    16,932                            14,970
 2/1/2015                    18,147                            15,665
 3/1/2015                    18,392                            15,930
 4/1/2015                    18,208                            15,590
 5/1/2015                    18,472                            15,719
 6/1/2015                    18,401                            15,739
 7/1/2015                    17,927                            15,305
 8/1/2015                    17,197                            14,553
 9/1/2015                    16,358                            14,050
10/1/2015                    17,365                            14,836
11/1/2015                    17,776                            15,258
12/1/2015                    16,687                            14,454
 1/1/2016                    15,555                            13,483
 2/1/2016                    15,774                            13,575
 3/1/2016                    17,113                            14,700
 4/1/2016                    17,469                            15,011
 5/1/2016                    17,587                            15,286
 6/1/2016                    17,352                            15,333
 7/1/2016                    18,211                            16,160              Past performance is not predictive of
 8/1/2016                    18,483                            16,562              future performance.
 9/1/2016                    18,656                            16,692              The returns shown do not reflect the
10/1/2016                    18,111                            16,144              deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2016, all rights
                                  4.29%        12.72%        6.12%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


              U.S. Small Cap Value Portfolio      Russell 2000/R/ Value Index
             --------------------------------    -----------------------------
10/1/2006               $10,000                          $10,000
11/1/2006                10,303                           10,285
12/1/2006                10,446                           10,375
 1/1/2007                10,676                           10,530
 2/1/2007                10,651                           10,401
 3/1/2007                10,767                           10,526
 4/1/2007                10,961                           10,636
 5/1/2007                11,361                           11,026
 6/1/2007                11,186                           10,769
 7/1/2007                10,331                            9,852
 8/1/2007                10,253                           10,049
 9/1/2007                10,224                           10,095
10/1/2007                10,338                           10,205
11/1/2007                 9,437                            9,440
12/1/2007                 9,324                            9,360
 1/1/2008                 8,956                            8,976
 2/1/2008                 8,702                            8,620
 3/1/2008                 8,775                            8,749
 4/1/2008                 8,920                            9,026
 5/1/2008                 9,290                            9,335
 6/1/2008                 8,351                            8,439
 7/1/2008                 8,524                            8,872
 8/1/2008                 8,878                            9,294
 9/1/2008                 8,266                            8,858
10/1/2008                 6,436                            7,088
11/1/2008                 5,600                            6,267
12/1/2008                 5,894                            6,653
 1/1/2009                 5,052                            5,703
 2/1/2009                 4,410                            4,910
 3/1/2009                 4,869                            5,346
 4/1/2009                 5,826                            6,195
 5/1/2009                 6,013                            6,329
 6/1/2009                 6,035                            6,309
 7/1/2009                 6,846                            7,038
 8/1/2009                 7,198                            7,372
 9/1/2009                 7,654                            7,741
10/1/2009                 7,077                            7,227
11/1/2009                 7,298                            7,457
12/1/2009                 7,875                            8,022
 1/1/2010                 7,627                            7,787
 2/1/2010                 8,096                            8,148
 3/1/2010                 8,813                            8,826
 4/1/2010                 9,528                            9,443
 5/1/2010                 8,585                            8,645
 6/1/2010                 7,714                            7,891
 7/1/2010                 8,384                            8,454
 8/1/2010                 7,682                            7,818
 9/1/2010                 8,675                            8,657
10/1/2010                 9,037                            8,993
11/1/2010                 9,443                            9,221
12/1/2010                10,309                            9,988
 1/1/2011                10,341                            9,993
 2/1/2011                10,990                           10,500
 3/1/2011                11,216                           10,646
 4/1/2011                11,357                           10,819
 5/1/2011                11,003                           10,626
 6/1/2011                10,804                           10,364
 7/1/2011                10,493                           10,022
 8/1/2011                 9,383                            9,136
 9/1/2011                 8,203                            8,139
10/1/2011                 9,501                            9,311
11/1/2011                 9,436                            9,293
12/1/2011                 9,531                            9,438
 1/1/2012                10,239                           10,066
 2/1/2012                10,564                           10,215
 3/1/2012                10,807                           10,532
 4/1/2012                10,634                           10,380
 5/1/2012                 9,877                            9,746
 6/1/2012                10,310                           10,215
 7/1/2012                10,285                           10,111
 8/1/2012                10,718                           10,423
 9/1/2012                11,074                           10,794
10/1/2012                10,983                           10,659
11/1/2012                11,185                           10,691
12/1/2012                11,602                           11,142
 1/1/2013                12,363                           11,806
 2/1/2013                12,580                           11,941
 3/1/2013                13,197                           12,438
 4/1/2013                13,051                           12,426
 5/1/2013                13,755                           12,797
 6/1/2013                13,658                           12,745
 7/1/2013                14,660                           13,564
 8/1/2013                14,049                           12,964
 9/1/2013                14,785                           13,713
10/1/2013                15,304                           14,159
11/1/2013                16,081                           14,711
12/1/2013                16,519                           14,988
 1/1/2014                15,670                           14,408
 2/1/2014                16,524                           15,068
 3/1/2014                16,720                           15,255
 4/1/2014                16,398                           14,862
 5/1/2014                16,533                           14,956
 6/1/2014                17,266                           15,618
 7/1/2014                16,272                           14,674
 8/1/2014                17,220                           15,311
 9/1/2014                16,018                           14,278
10/1/2014                16,757                           15,276
11/1/2014                16,711                           15,205
12/1/2014                17,094                           15,620
 1/1/2015                16,248                           14,970
 2/1/2015                17,206                           15,665
 3/1/2015                17,512                           15,930
 4/1/2015                17,277                           15,590
 5/1/2015                17,512                           15,719
 6/1/2015                17,521                           15,739
 7/1/2015                16,878                           15,305
 8/1/2015                16,197                           14,553
 9/1/2015                15,467                           14,050
10/1/2015                16,284                           14,836
11/1/2015                16,801                           15,258
12/1/2015                15,758                           14,454
 1/1/2016                14,627                           13,483
 2/1/2016                14,797                           13,575
 3/1/2016                16,094                           14,700
 4/1/2016                16,384                           15,011
 5/1/2016                16,462                           15,286
 6/1/2016                16,271                           15,333
 7/1/2016                17,061                           16,160                  Past performance is not predictive of
 8/1/2016                17,357                           16,562                  future performance.
 9/1/2016                17,566                           16,692                  The returns shown do not reflect the
10/1/2016                17,015                           16,144                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.49%        12.36%        5.46%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/1/2006               $10,000                    $10,000
11/1/2006                10,238                     10,218
12/1/2006                10,363                     10,340
 1/1/2007                10,560                     10,537
 2/1/2007                10,443                     10,364
 3/1/2007                10,548                     10,472
 4/1/2007                10,942                     10,890
 5/1/2007                11,363                     11,287
 6/1/2007                11,179                     11,076
 7/1/2007                10,712                     10,698
 8/1/2007                10,819                     10,851
 9/1/2007                11,130                     11,247
10/1/2007                11,301                     11,453
11/1/2007                10,717                     10,938
12/1/2007                10,652                     10,872
 1/1/2008                10,044                     10,213
 2/1/2008                 9,745                      9,895
 3/1/2008                 9,675                      9,837
 4/1/2008                10,158                     10,329
 5/1/2008                10,422                     10,540
 6/1/2008                 9,529                      9,671
 7/1/2008                 9,529                      9,593
 8/1/2008                 9,739                      9,742
 9/1/2008                 8,837                      8,826
10/1/2008                 7,196                      7,261
11/1/2008                 6,588                      6,688
12/1/2008                 6,762                      6,816
 1/1/2009                 6,150                      6,244
 2/1/2009                 5,493                      5,590
 3/1/2009                 5,997                      6,079
 4/1/2009                 6,724                      6,719
 5/1/2009                 7,040                      7,078
 6/1/2009                 7,072                      7,102
 7/1/2009                 7,671                      7,654
 8/1/2009                 7,951                      7,928
 9/1/2009                 8,328                      8,260
10/1/2009                 8,034                      8,048
11/1/2009                 8,438                      8,505
12/1/2009                 8,779                      8,747
 1/1/2010                 8,496                      8,432
 2/1/2010                 8,826                      8,718
 3/1/2010                 9,413                      9,267
 4/1/2010                 9,706                      9,467
 5/1/2010                 8,940                      8,719
 6/1/2010                 8,364                      8,218
 7/1/2010                 8,962                      8,789
 8/1/2010                 8,478                      8,375
 9/1/2010                 9,342                      9,166
10/1/2010                 9,705                      9,524
11/1/2010                 9,829                      9,579
12/1/2010                10,544                     10,228
 1/1/2011                10,755                     10,452
 2/1/2011                11,186                     10,832
 3/1/2011                11,305                     10,881
 4/1/2011                11,612                     11,205
 5/1/2011                11,449                     11,077
 6/1/2011                11,237                     10,878
 7/1/2011                10,919                     10,629
 8/1/2011                10,157                      9,991
 9/1/2011                 9,269                      9,216
10/1/2011                10,430                     10,277
11/1/2011                10,410                     10,249
12/1/2011                10,477                     10,333
 1/1/2012                11,042                     10,855
 2/1/2012                11,519                     11,314
 3/1/2012                11,824                     11,663
 4/1/2012                11,707                     11,586
 5/1/2012                10,937                     10,870
 6/1/2012                11,341                     11,296
 7/1/2012                11,419                     11,408
 8/1/2012                11,753                     11,692
 9/1/2012                12,087                     11,999
10/1/2012                11,920                     11,792
11/1/2012                12,048                     11,884
12/1/2012                12,249                     12,029
 1/1/2013                12,993                     12,689
 2/1/2013                13,152                     12,858
 3/1/2013                13,691                     13,361
 4/1/2013                13,840                     13,580
 5/1/2013                14,297                     13,900
 6/1/2013                14,153                     13,720
 7/1/2013                14,972                     14,472
 8/1/2013                14,552                     14,068
 9/1/2013                15,151                     14,591
10/1/2013                15,773                     15,211
11/1/2013                16,284                     15,652
12/1/2013                16,733                     16,065
 1/1/2014                16,156                     15,558
 2/1/2014                16,935                     16,296
 3/1/2014                17,071                     16,382
 4/1/2014                17,030                     16,402
 5/1/2014                17,365                     16,760
 6/1/2014                17,867                     17,180
 7/1/2014                17,409                     16,841
 8/1/2014                18,152                     17,548
 9/1/2014                17,655                     17,182
10/1/2014                18,094                     17,655
11/1/2014                18,472                     18,083
12/1/2014                18,493                     18,083
 1/1/2015                17,915                     17,579
 2/1/2015                19,030                     18,597
 3/1/2015                18,906                     18,408
 4/1/2015                18,958                     18,491
 5/1/2015                19,206                     18,747
 6/1/2015                18,927                     18,434
 7/1/2015                19,051                     18,742
 8/1/2015                17,981                     17,610
 9/1/2015                17,390                     17,097
10/1/2015                18,685                     18,448
11/1/2015                18,810                     18,550
12/1/2015                18,244                     18,169
 1/1/2016                17,171                     17,144
 2/1/2016                17,277                     17,139
 3/1/2016                18,521                     18,345
 4/1/2016                18,649                     18,459
 5/1/2016                18,938                     18,789
 6/1/2016                18,883                     18,828
 7/1/2016                19,655                     19,575               Past performance is not predictive of
 8/1/2016                19,773                     19,625               future performance.
 9/1/2016                19,813                     19,656               The returns shown do not reflect the
10/1/2016                19,372                     19,230               deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2016, all rights
                                3.68%      13.18%      6.84%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2006               $10,000                        $10,000
11/1/2006                10,253                         10,218
12/1/2006                10,393                         10,340
 1/1/2007                10,588                         10,537
 2/1/2007                10,482                         10,364
 3/1/2007                10,592                         10,472
 4/1/2007                10,956                         10,890
 5/1/2007                11,398                         11,287
 6/1/2007                11,215                         11,076
 7/1/2007                10,691                         10,698
 8/1/2007                10,788                         10,851
 9/1/2007                11,059                         11,247
10/1/2007                11,175                         11,453
11/1/2007                10,538                         10,938
12/1/2007                10,446                         10,872
 1/1/2008                 9,908                         10,213
 2/1/2008                 9,594                          9,895
 3/1/2008                 9,497                          9,837
 4/1/2008                 9,974                         10,329
 5/1/2008                10,253                         10,540
 6/1/2008                 9,326                          9,671
 7/1/2008                 9,353                          9,593
 8/1/2008                 9,561                          9,742
 9/1/2008                 8,697                          8,826
10/1/2008                 7,043                          7,261
11/1/2008                 6,405                          6,688
12/1/2008                 6,595                          6,816
 1/1/2009                 5,908                          6,244
 2/1/2009                 5,221                          5,590
 3/1/2009                 5,735                          6,079
 4/1/2009                 6,536                          6,719
 5/1/2009                 6,849                          7,078
 6/1/2009                 6,839                          7,102
 7/1/2009                 7,459                          7,654
 8/1/2009                 7,764                          7,928
 9/1/2009                 8,151                          8,260
10/1/2009                 7,794                          8,048
11/1/2009                 8,147                          8,505
12/1/2009                 8,518                          8,747
 1/1/2010                 8,257                          8,432
 2/1/2010                 8,602                          8,718
 3/1/2010                 9,216                          9,267
 4/1/2010                 9,552                          9,467
 5/1/2010                 8,796                          8,719
 6/1/2010                 8,177                          8,218
 7/1/2010                 8,777                          8,789
 8/1/2010                 8,252                          8,375
 9/1/2010                 9,124                          9,166
10/1/2010                 9,463                          9,524
11/1/2010                 9,613                          9,579
12/1/2010                10,376                         10,228
 1/1/2011                10,574                         10,452
 2/1/2011                11,047                         10,832
 3/1/2011                11,181                         10,881
 4/1/2011                11,437                         11,205
 5/1/2011                11,257                         11,077
 6/1/2011                11,036                         10,878
 7/1/2011                10,665                         10,629
 8/1/2011                 9,857                          9,991
 9/1/2011                 8,921                          9,216
10/1/2011                10,123                         10,277
11/1/2011                10,085                         10,249
12/1/2011                10,159                         10,333
 1/1/2012                10,725                         10,855
 2/1/2012                11,185                         11,314
 3/1/2012                11,455                         11,663
 4/1/2012                11,340                         11,586
 5/1/2012                10,562                         10,870
 6/1/2012                10,978                         11,296
 7/1/2012                11,036                         11,408
 8/1/2012                11,384                         11,692
 9/1/2012                11,730                         11,999
10/1/2012                11,623                         11,792
11/1/2012                11,730                         11,884
12/1/2012                11,995                         12,029
 1/1/2013                12,753                         12,689
 2/1/2013                12,911                         12,858
 3/1/2013                13,453                         13,361
 4/1/2013                13,552                         13,580
 5/1/2013                14,065                         13,900
 6/1/2013                13,931                         13,720
 7/1/2013                14,773                         14,472
 8/1/2013                14,317                         14,068
 9/1/2013                14,929                         14,591
10/1/2013                15,535                         15,211
11/1/2013                16,062                         15,652
12/1/2013                16,524                         16,065
 1/1/2014                15,908                         15,558
 2/1/2014                16,655                         16,296
 3/1/2014                16,849                         16,382
 4/1/2014                16,768                         16,402
 5/1/2014                17,061                         16,760
 6/1/2014                17,601                         17,180
 7/1/2014                17,114                         16,841
 8/1/2014                17,825                         17,548
 9/1/2014                17,258                         17,182
10/1/2014                17,676                         17,655
11/1/2014                17,992                         18,083
12/1/2014                18,064                         18,083
 1/1/2015                17,414                         17,579
 2/1/2015                18,539                         18,597
 3/1/2015                18,450                         18,408
 4/1/2015                18,492                         18,491
 5/1/2015                18,730                         18,747
 6/1/2015                18,480                         18,434
 7/1/2015                18,449                         18,742
 8/1/2015                17,420                         17,610
 9/1/2015                16,794                         17,097
10/1/2015                18,016                         18,448
11/1/2015                18,162                         18,550
12/1/2015                17,509                         18,169
 1/1/2016                16,438                         17,144
 2/1/2016                16,556                         17,139
 3/1/2016                17,763                         18,345
 4/1/2016                17,935                         18,459
 5/1/2016                18,215                         18,789
 6/1/2016                18,121                         18,828
 7/1/2016                18,867                         19,575               Past performance is not predictive of
 8/1/2016                19,029                         19,625               future performance.
 9/1/2016                19,075                         19,656               The returns shown do not reflect the
10/1/2016                18,641                         19,230               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                3.47%       12.99%       6.43%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              -------------------------------   -------------------------
10/1/2006                $10,000                         $10,000
11/1/2006                 10,288                          10,218
12/1/2006                 10,406                          10,340
 1/1/2007                 10,610                          10,537
 2/1/2007                 10,539                          10,364
 3/1/2007                 10,637                          10,472
 4/1/2007                 10,949                          10,890
 5/1/2007                 11,403                          11,287
 6/1/2007                 11,229                          11,076
 7/1/2007                 10,595                          10,698
 8/1/2007                 10,649                          10,851
 9/1/2007                 10,835                          11,247
10/1/2007                 10,907                          11,453
11/1/2007                 10,199                          10,938
12/1/2007                 10,086                          10,872
 1/1/2008                  9,608                          10,213
 2/1/2008                  9,284                           9,895
 3/1/2008                  9,246                           9,837
 4/1/2008                  9,661                          10,329
 5/1/2008                  9,986                          10,540
 6/1/2008                  9,032                           9,671
 7/1/2008                  9,105                           9,593
 8/1/2008                  9,367                           9,742
 9/1/2008                  8,577                           8,826
10/1/2008                  6,804                           7,261
11/1/2008                  6,058                           6,688
12/1/2008                  6,336                           6,816
 1/1/2009                  5,564                           6,244
 2/1/2009                  4,866                           5,590
 3/1/2009                  5,357                           6,079
 4/1/2009                  6,224                           6,719
 5/1/2009                  6,491                           7,078
 6/1/2009                  6,494                           7,102
 7/1/2009                  7,160                           7,654
 8/1/2009                  7,493                           7,928
 9/1/2009                  7,884                           8,260
10/1/2009                  7,448                           8,048
11/1/2009                  7,726                           8,505
12/1/2009                  8,187                           8,747
 1/1/2010                  7,954                           8,432
 2/1/2010                  8,345                           8,718
 3/1/2010                  8,971                           9,267
 4/1/2010                  9,428                           9,467
 5/1/2010                  8,673                           8,719
 6/1/2010                  8,000                           8,218
 7/1/2010                  8,589                           8,789
 8/1/2010                  8,000                           8,375
 9/1/2010                  8,881                           9,166
10/1/2010                  9,209                           9,524
11/1/2010                  9,434                           9,579
12/1/2010                 10,243                          10,228
 1/1/2011                 10,384                          10,452
 2/1/2011                 10,912                          10,832
 3/1/2011                 11,093                          10,881
 4/1/2011                 11,320                          11,205
 5/1/2011                 11,103                          11,077
 6/1/2011                 10,864                          10,878
 7/1/2011                 10,467                          10,629
 8/1/2011                  9,550                           9,991
 9/1/2011                  8,516                           9,216
10/1/2011                  9,749                          10,277
11/1/2011                  9,702                          10,249
12/1/2011                  9,776                          10,333
 1/1/2012                 10,376                          10,855
 2/1/2012                 10,806                          11,314
 3/1/2012                 11,065                          11,663
 4/1/2012                 10,903                          11,586
 5/1/2012                 10,111                          10,870
 6/1/2012                 10,510                          11,296
 7/1/2012                 10,491                          11,408
 8/1/2012                 10,875                          11,692
 9/1/2012                 11,226                          11,999
10/1/2012                 11,168                          11,792
11/1/2012                 11,303                          11,884
12/1/2012                 11,630                          12,029
 1/1/2013                 12,436                          12,689
 2/1/2013                 12,572                          12,858
 3/1/2013                 13,134                          13,361
 4/1/2013                 13,124                          13,580
 5/1/2013                 13,698                          13,900
 6/1/2013                 13,584                          13,720
 7/1/2013                 14,462                          14,472
 8/1/2013                 13,994                          14,068
 9/1/2013                 14,681                          14,591
10/1/2013                 15,277                          15,211
11/1/2013                 15,864                          15,652
12/1/2013                 16,306                          16,065
 1/1/2014                 15,639                          15,558
 2/1/2014                 16,366                          16,296
 3/1/2014                 16,584                          16,382
 4/1/2014                 16,394                          16,402
 5/1/2014                 16,634                          16,760
 6/1/2014                 17,265                          17,180
 7/1/2014                 16,635                          16,841
 8/1/2014                 17,375                          17,548
 9/1/2014                 16,625                          17,182
10/1/2014                 17,097                          17,655
11/1/2014                 17,207                          18,083
12/1/2014                 17,368                          18,083
 1/1/2015                 16,608                          17,579
 2/1/2015                 17,733                          18,597
 3/1/2015                 17,769                          18,408
 4/1/2015                 17,728                          18,491
 5/1/2015                 17,936                          18,747
 6/1/2015                 17,829                          18,434
 7/1/2015                 17,599                          18,742
 8/1/2015                 16,708                          17,610
 9/1/2015                 16,014                          17,097
10/1/2015                 17,066                          18,448
11/1/2015                 17,319                          18,550
12/1/2015                 16,494                          18,169
 1/1/2016                 15,346                          17,144
 2/1/2016                 15,477                          17,139
 3/1/2016                 16,685                          18,345
 4/1/2016                 16,971                          18,459
 5/1/2016                 17,168                          18,789
 6/1/2016                 17,003                          18,828
 7/1/2016                 17,775                          19,575
 8/1/2016                 18,007                          19,625             Past performance is not predictive of
 9/1/2016                 18,080                          19,656             future performance.
10/1/2016                 17,627                          19,230             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                3.28%       12.57%       5.83%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]



               U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/1/2006                 $10,000                          $10,000
11/1/2006                  10,251                           10,263
12/1/2006                  10,324                           10,297
 1/1/2007                  10,478                           10,470
 2/1/2007                  10,425                           10,387
 3/1/2007                  10,535                           10,498
 4/1/2007                  10,728                           10,686
 5/1/2007                  11,134                           11,124
 6/1/2007                  11,012                           10,961
 7/1/2007                  10,348                           10,212
 8/1/2007                  10,494                           10,443
 9/1/2007                  10,626                           10,622
10/1/2007                  10,835                           10,927
11/1/2007                  10,029                           10,142
12/1/2007                  10,008                           10,136
 1/1/2008                   9,316                            9,445
 2/1/2008                   9,016                            9,095
 3/1/2008                   9,049                            9,133
 4/1/2008                   9,333                            9,515
 5/1/2008                   9,779                            9,952
 6/1/2008                   8,904                            9,186
 7/1/2008                   9,184                            9,526
 8/1/2008                   9,516                            9,870
 9/1/2008                   8,755                            9,084
10/1/2008                   6,953                            7,194
11/1/2008                   6,104                            6,343
12/1/2008                   6,404                            6,711
 1/1/2009                   5,696                            5,965
 2/1/2009                   5,008                            5,240
 3/1/2009                   5,524                            5,708
 4/1/2009                   6,549                            6,590
 5/1/2009                   6,781                            6,789
 6/1/2009                   6,957                            6,889
 7/1/2009                   7,679                            7,552
 8/1/2009                   7,953                            7,769
 9/1/2009                   8,449                            8,217
10/1/2009                   7,863                            7,659
11/1/2009                   8,063                            7,899
12/1/2009                   8,732                            8,535
 1/1/2010                   8,467                            8,221
 2/1/2010                   8,880                            8,591
 3/1/2010                   9,608                            9,290
 4/1/2010                  10,260                            9,816
 5/1/2010                   9,459                            9,072
 6/1/2010                   8,703                            8,369
 7/1/2010                   9,330                            8,944
 8/1/2010                   8,618                            8,282
 9/1/2010                   9,743                            9,313
10/1/2010                  10,142                            9,694
11/1/2010                  10,568                           10,031
12/1/2010                  11,413                           10,827
 1/1/2011                  11,423                           10,799
 2/1/2011                  12,064                           11,391
 3/1/2011                  12,410                           11,687
 4/1/2011                  12,704                           11,995
 5/1/2011                  12,447                           11,770
 6/1/2011                  12,248                           11,499
 7/1/2011                  11,820                           11,083
 8/1/2011                   9,565                            8,985
10/1/2011                  11,030                           10,345
11/1/2011                  10,992                           10,307
12/1/2011                  11,053                           10,375
 1/1/2012                  11,796                           11,108
 2/1/2012                  12,136                           11,374
 3/1/2012                  12,453                           11,665
 4/1/2012                  12,280                           11,485
 5/1/2012                  11,483                           10,725
 6/1/2012                  11,968                           11,260
 7/1/2012                  11,870                           11,104
 8/1/2012                  12,287                           11,475
 9/1/2012                  12,688                           11,852
10/1/2012                  12,531                           11,594
11/1/2012                  12,677                           11,656
12/1/2012                  13,086                           12,071
 1/1/2013                  13,906                           12,827
 2/1/2013                  14,044                           12,968
 3/1/2013                  14,723                           13,567
 4/1/2013                  14,601                           13,517
 5/1/2013                  15,352                           14,058
 6/1/2013                  15,335                           13,986
 7/1/2013                  16,440                           14,964
 8/1/2013                  15,885                           14,489
 9/1/2013                  16,870                           15,414
10/1/2013                  17,421                           15,801
11/1/2013                  18,239                           16,434
12/1/2013                  18,609                           16,758
 1/1/2014                  17,847                           16,294
 2/1/2014                  18,664                           17,061
 3/1/2014                  18,764                           16,945
 4/1/2014                  18,211                           16,288
 5/1/2014                  18,313                           16,419
 6/1/2014                  19,183                           17,292
 7/1/2014                  18,033                           16,245
 8/1/2014                  18,888                           17,051
 9/1/2014                  17,869                           16,020
10/1/2014                  18,931                           17,076
11/1/2014                  18,998                           17,091
12/1/2014                  19,436                           17,578
 1/1/2015                  18,631                           17,013
 2/1/2015                  19,860                           18,022
 3/1/2015                  20,211                           18,336
 4/1/2015                  19,742                           17,869
 5/1/2015                  20,086                           18,277
 6/1/2015                  20,289                           18,414
 7/1/2015                  20,032                           18,200
 8/1/2015                  19,029                           17,056
 9/1/2015                  18,301                           16,219
10/1/2015                  19,375                           17,133
11/1/2015                  19,865                           17,690
12/1/2015                  18,797                           16,802
 1/1/2016                  17,604                           15,325
 2/1/2016                  17,790                           15,324
 3/1/2016                  19,143                           16,547
 4/1/2016                  19,322                           16,807
 5/1/2016                  19,568                           17,185
 6/1/2016                  19,467                           17,174
 7/1/2016                  20,440                           18,200            Past performance is not predictive of
 8/1/2016                  20,746                           18,522            future performance.
 9/1/2016                  20,830                           18,728            The returns shown do not reflect the
10/1/2016                  20,129                           17,838            deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                 3.89%       12.78%       7.25%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                             [CHART]


                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/1/2006                 $10,000                           $10,000
11/1/2006                  10,225                            10,263
12/1/2006                  10,390                            10,297
 1/1/2007                  10,509                            10,470
 2/1/2007                  10,456                            10,387
 3/1/2007                  10,563                            10,498
 4/1/2007                  10,722                            10,686
 5/1/2007                  11,059                            11,124
 6/1/2007                  11,022                            10,961
 7/1/2007                  10,305                            10,212
 8/1/2007                  10,425                            10,443
 9/1/2007                  10,579                            10,622
10/1/2007                  10,758                            10,927
11/1/2007                   9,853                            10,142
12/1/2007                   9,847                            10,136
 1/1/2008                   9,094                             9,445
 2/1/2008                   8,809                             9,095
 3/1/2008                   8,836                             9,133
 4/1/2008                   9,019                             9,515
 5/1/2008                   9,378                             9,952
 6/1/2008                   8,529                             9,186
 7/1/2008                   8,911                             9,526
 8/1/2008                   9,212                             9,870
 9/1/2008                   8,534                             9,084
10/1/2008                   6,766                             7,194
11/1/2008                   5,898                             6,343
12/1/2008                   6,231                             6,711
 1/1/2009                   5,489                             5,965
 2/1/2009                   4,769                             5,240
 3/1/2009                   5,226                             5,708
 4/1/2009                   6,135                             6,590
 5/1/2009                   6,345                             6,789
 6/1/2009                   6,520                             6,889
 7/1/2009                   7,160                             7,552
 8/1/2009                   7,356                             7,769
 9/1/2009                   7,779                             8,217
10/1/2009                   7,214                             7,659
11/1/2009                   7,342                             7,899
12/1/2009                   7,980                             8,535
 1/1/2010                   7,746                             8,221
 2/1/2010                   8,086                             8,591
 3/1/2010                   8,739                             9,290
 4/1/2010                   9,374                             9,816
 5/1/2010                   8,679                             9,072
 6/1/2010                   8,051                             8,369
 7/1/2010                   8,626                             8,944
 8/1/2010                   7,937                             8,282
 9/1/2010                   8,902                             9,313
10/1/2010                   9,289                             9,694
11/1/2010                   9,683                            10,031
12/1/2010                  10,477                            10,827
 1/1/2011                  10,362                            10,799
 2/1/2011                  10,971                            11,391
 3/1/2011                  11,327                            11,687
 4/1/2011                  11,518                            11,995
 5/1/2011                  11,297                            11,770
 6/1/2011                  11,053                            11,499
 7/1/2011                  10,756                            11,083
 8/1/2011                   9,795                            10,119
 9/1/2011                   8,759                             8,985
10/1/2011                  10,111                            10,345
11/1/2011                  10,050                            10,307
12/1/2011                  10,136                            10,375
 1/1/2012                  10,841                            11,108
 2/1/2012                  11,048                            11,374
 3/1/2012                  11,378                            11,665
 4/1/2012                  11,217                            11,485
 5/1/2012                  10,435                            10,725
 6/1/2012                  10,969                            11,260
 7/1/2012                  10,869                            11,104
 8/1/2012                  11,208                            11,475
 9/1/2012                  11,678                            11,852
10/1/2012                  11,439                            11,594
11/1/2012                  11,547                            11,656
12/1/2012                  11,985                            12,071
 1/1/2013                  12,666                            12,827
 2/1/2013                  12,806                            12,968
 3/1/2013                  13,430                            13,567
 4/1/2013                  13,323                            13,517
 5/1/2013                  14,013                            14,058
 6/1/2013                  14,076                            13,986
 7/1/2013                  15,120                            14,964
 8/1/2013                  14,594                            14,489
 9/1/2013                  15,624                            15,414
10/1/2013                  16,167                            15,801
11/1/2013                  17,064                            16,434
12/1/2013                  17,386                            16,758
 1/1/2014                  16,616                            16,294
 2/1/2014                  17,317                            17,061
 3/1/2014                  17,485                            16,945
 4/1/2014                  16,889                            16,288
 5/1/2014                  16,906                            16,419
 6/1/2014                  17,639                            17,292
 7/1/2014                  16,608                            16,245
 8/1/2014                  17,362                            17,051
 9/1/2014                  16,374                            16,020
10/1/2014                  17,441                            17,076
11/1/2014                  17,311                            17,091
12/1/2014                  17,894                            17,578
 1/1/2015                  17,016                            17,013
 2/1/2015                  18,042                            18,022
 3/1/2015                  18,454                            18,336
 4/1/2015                  18,094                            17,869
 5/1/2015                  18,343                            18,277
 6/1/2015                  18,641                            18,414
 7/1/2015                  18,187                            18,200
 8/1/2015                  17,381                            17,056
 9/1/2015                  16,632                            16,219
10/1/2015                  17,634                            17,133
11/1/2015                  18,135                            17,690
12/1/2015                  17,246                            16,802
 1/1/2016                  16,074                            15,325
 2/1/2016                  16,251                            15,324
 3/1/2016                  17,401                            16,547
 4/1/2016                  17,588                            16,807
 5/1/2016                  17,776                            17,185
 6/1/2016                  17,745                            17,174
 7/1/2016                  18,635                            18,200           Past performance is not predictive of
 8/1/2016                  18,932                            18,522           future performance.
 9/1/2016                  19,069                            18,728           The returns shown do not reflect the
10/1/2016                  18,396                            17,838           deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS        YEARS               Russell data copyright (C) Russell
           -----------------------------------------------------------        Investment Group 1995-2016, all rights
                                 4.32%       12.72%       6.28%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/1/2006          $10,000                 $10,000               $10,000
11/1/2006           10,475                  10,190                10,477
12/1/2006           10,252                  10,333                10,240
 1/1/2007           11,140                  10,489                11,152
 2/1/2007           10,881                  10,284                10,902
 3/1/2007           10,610                  10,399                10,623
 4/1/2007           10,601                  10,860                10,618
 5/1/2007           10,601                  11,239                10,626
 6/1/2007            9,606                  11,052                 9,628
 7/1/2007            8,850                  10,709                 8,872
 8/1/2007            9,386                  10,870                 9,397
 9/1/2007            9,752                  11,277                 9,765
10/1/2007            9,863                  11,456                 9,876
11/1/2007            8,857                  10,977                 8,916
12/1/2007            8,338                  10,901                 8,442
 1/1/2008            8,342                  10,247                 8,402
 2/1/2008            8,025                   9,914                 8,085
 3/1/2008            8,529                   9,871                 8,623
 4/1/2008            9,032                  10,352                 9,154
 5/1/2008            9,050                  10,486                 9,175
 6/1/2008            8,057                   9,602                 8,158
 7/1/2008            8,290                   9,522                 8,394
 8/1/2008            8,495                   9,659                 8,584
 9/1/2008            8,477                   8,799                 8,548
10/1/2008            5,805                   7,321                 5,780
11/1/2008            4,461                   6,796                 4,361
12/1/2008            5,223                   6,868                 5,133
 1/1/2009            4,296                   6,289                 4,205
 2/1/2009            3,395                   5,619                 3,286
 3/1/2009            3,515                   6,112                 3,392
 4/1/2009            4,615                   6,696                 4,505
 5/1/2009            4,736                   7,071                 4,620
 6/1/2009            4,589                   7,085                 4,459
 7/1/2009            5,070                   7,621                 4,923
 8/1/2009            5,756                   7,896                 5,644
 9/1/2009            6,141                   8,191                 6,039
10/1/2009            5,861                   8,039                 5,765
11/1/2009            6,264                   8,521                 6,162
12/1/2009            6,694                   8,685                 6,593
 1/1/2010            6,344                   8,373                 6,216
 2/1/2010            6,694                   8,632                 6,569
 3/1/2010            7,375                   9,153                 7,241
 4/1/2010            7,893                   9,298                 7,752
 5/1/2010            7,472                   8,555                 7,335
 6/1/2010            7,085                   8,107                 6,941
 7/1/2010            7,784                   8,675                 7,628
 8/1/2010            7,686                   8,284                 7,526
 9/1/2010            8,019                   9,023                 7,859
10/1/2010            8,394                   9,366                 8,223
11/1/2010            8,228                   9,368                 8,063
12/1/2010            8,613                   9,994                 8,445
 1/1/2011            8,917                  10,231                 8,744
 2/1/2011            9,320                  10,581                 9,144
 3/1/2011            9,180                  10,585                 9,010
 4/1/2011            9,712                  10,899                 9,544
 5/1/2011            9,844                  10,775                 9,692
 6/1/2011            9,520                  10,596                 9,367
 7/1/2011            9,676                  10,380                 9,538
 8/1/2011            9,155                   9,816                 9,015
 9/1/2011            8,150                   9,126                 8,006
10/1/2011            9,325                  10,124                 9,182
11/1/2011            8,972                  10,101                 8,821
12/1/2011            9,384                  10,205                 9,236
 1/1/2012            9,977                  10,662                 9,829
 2/1/2012            9,872                  11,123                 9,720
 3/1/2012           10,380                  11,489                10,229
 4/1/2012           10,676                  11,417                10,537
 5/1/2012           10,189                  10,731                10,056
 6/1/2012           10,763                  11,173                10,612
 7/1/2012           10,976                  11,328                10,814
 8/1/2012           10,959                  11,583                10,785
 9/1/2012           10,755                  11,883                10,572
10/1/2012           10,672                  11,663                10,476
11/1/2012           10,635                  11,731                10,424
12/1/2012           11,025                  11,838                10,817
 1/1/2013           11,414                  12,451                11,184
 2/1/2013           11,540                  12,620                11,277
 3/1/2013           11,858                  13,093                11,578
 4/1/2013           12,658                  13,346                12,374
 5/1/2013           11,904                  13,658                11,633
 6/1/2013           11,681                  13,474                11,428
 7/1/2013           11,783                  14,160                11,516
 8/1/2013           10,953                  13,750                10,726
 9/1/2013           11,295                  14,181                11,069
10/1/2013           11,769                  14,833                11,520
11/1/2013           11,142                  15,285                10,888
12/1/2013           11,178                  15,672                10,948
 1/1/2014           11,652                  15,130                11,393
 2/1/2014           12,243                  15,822                11,976
 3/1/2014           12,322                  15,955                12,081
 4/1/2014           12,768                  16,073                12,526
 5/1/2014           13,071                  16,450                12,834
 6/1/2014           13,207                  16,790                12,945
 7/1/2014           13,216                  16,559                12,972
 8/1/2014           13,591                  17,221                13,333
 9/1/2014           12,774                  16,980                12,557
10/1/2014           14,100                  17,394                13,903
11/1/2014           14,393                  17,862                14,196
12/1/2014           14,656                  17,817                14,452
 1/1/2015           15,666                  17,282                15,418
 2/1/2015           15,086                  18,276                14,866
 3/1/2015           15,353                  17,986                15,133
 4/1/2015           14,450                  18,159                14,256
 5/1/2015           14,414                  18,393                14,250
 6/1/2015           13,783                  18,037                13,620
 7/1/2015           14,573                  18,414                14,428
 8/1/2015           13,688                  17,303                13,582
 9/1/2015           14,122                  16,875                14,041
10/1/2015           14,930                  18,299                14,859
11/1/2015           14,849                  18,353                14,777
12/1/2015           15,130                  18,064                15,099
 1/1/2016           14,619                  17,167                14,503
 2/1/2016           14,569                  17,144                14,373
 3/1/2016           16,073                  18,307                15,872
 4/1/2016           15,672                  18,378                15,407
 5/1/2016           16,017                  18,708                15,716
 6/1/2016           17,145                  18,757                16,733           Past performance is not predictive of
 7/1/2016           17,875                  19,448                17,465           future performance.
 8/1/2016           17,271                  19,476                16,874           The returns shown do not reflect the
 9/1/2016           16,945                  19,479                16,526           deduction of taxes that a shareholder
10/1/2016           15,959                  19,124                15,596           would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE           TEN                  The S&P data are provided by Standard
           TOTAL RETURN           YEAR         YEARS         YEARS                 & Poor's Index Services Group.
           ---------------------------------------------------------------         Dow Jones data provided by Dow Jones
                                  6.89%        11.35%        4.79%                 Indexes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/1/2006                $10,000                      $10,000
11/1/2006                 10,296                       10,298
12/1/2006                 10,568                       10,593
 1/1/2007                 10,704                       10,658
 2/1/2007                 10,734                       10,743
 3/1/2007                 11,031                       11,018
 4/1/2007                 11,421                       11,520
 5/1/2007                 11,775                       11,775
 6/1/2007                 11,753                       11,787
 7/1/2007                 11,531                       11,624
 8/1/2007                 11,452                       11,456
 9/1/2007                 12,080                       12,107
10/1/2007                 12,619                       12,633
11/1/2007                 12,169                       12,139
12/1/2007                 11,885                       11,911
 1/1/2008                 10,985                       10,837
 2/1/2008                 10,976                       11,033
 3/1/2008                 10,937                       10,876
 4/1/2008                 11,516                       11,480
 5/1/2008                 11,757                       11,655
 6/1/2008                 10,821                       10,748
 7/1/2008                 10,427                       10,366
 8/1/2008                  9,982                        9,965
 9/1/2008                  8,768                        8,526
10/1/2008                  6,919                        6,753
11/1/2008                  6,504                        6,386
12/1/2008                  6,959                        6,723
 1/1/2009                  6,178                        6,096
 2/1/2009                  5,556                        5,479
 3/1/2009                  5,984                        5,840
 4/1/2009                  6,664                        6,593
 5/1/2009                  7,595                        7,427
 6/1/2009                  7,490                        7,350
 7/1/2009                  8,209                        8,040
 8/1/2009                  8,530                        8,425
 9/1/2009                  8,894                        8,773
10/1/2009                  8,663                        8,632
11/1/2009                  8,985                        8,845
12/1/2009                  9,092                        8,986
 1/1/2010                  8,621                        8,565
 2/1/2010                  8,680                        8,557
 3/1/2010                  9,226                        9,107
 4/1/2010                  9,047                        8,972
 5/1/2010                  8,060                        7,982
 6/1/2010                  7,929                        7,866
 7/1/2010                  8,748                        8,593
 8/1/2010                  8,447                        8,336
 9/1/2010                  9,278                        9,136
10/1/2010                  9,615                        9,462
11/1/2010                  9,194                        9,061
12/1/2010                  9,933                        9,790
 1/1/2011                 10,157                       10,001
 2/1/2011                 10,556                       10,372
 3/1/2011                 10,315                       10,164
 4/1/2011                 10,905                       10,718
 5/1/2011                 10,595                       10,400
 6/1/2011                 10,445                       10,252
 7/1/2011                 10,231                       10,083
 8/1/2011                  9,373                        9,231
 9/1/2011                  8,341                        8,304
10/1/2011                  9,148                        9,111
11/1/2011                  8,918                        8,690
12/1/2011                  8,713                        8,595
 1/1/2012                  9,239                        9,059
 2/1/2012                  9,688                        9,557
 3/1/2012                  9,671                        9,487
 4/1/2012                  9,485                        9,326
 5/1/2012                  8,435                        8,262
 6/1/2012                  8,994                        8,804
 7/1/2012                  9,020                        8,913
 8/1/2012                  9,325                        9,168
 9/1/2012                  9,603                        9,446
10/1/2012                  9,687                        9,512
11/1/2012                  9,883                        9,712
12/1/2012                 10,260                       10,006
 1/1/2013                 10,676                       10,498
 2/1/2013                 10,532                       10,393
 3/1/2013                 10,675                       10,476
 4/1/2013                 11,135                       10,953
 5/1/2013                 10,841                       10,708
 6/1/2013                 10,523                       10,307
 7/1/2013                 11,103                       10,855
 8/1/2013                 10,940                       10,715
 9/1/2013                 11,713                       11,472
10/1/2013                 12,094                       11,857
11/1/2013                 12,160                       11,930
12/1/2013                 12,383                       12,110
 1/1/2014                 11,829                       11,621
 2/1/2014                 12,525                       12,255
 3/1/2014                 12,491                       12,200
 4/1/2014                 12,695                       12,392
 5/1/2014                 12,872                       12,584
 6/1/2014                 13,050                       12,763
 7/1/2014                 12,747                       12,536
 8/1/2014                 12,803                       12,546
 9/1/2014                 12,258                       12,030
10/1/2014                 12,151                       11,839
11/1/2014                 12,185                       11,985
12/1/2014                 11,735                       11,586
 1/1/2015                 11,735                       11,545
 2/1/2015                 12,448                       12,235
 3/1/2015                 12,230                       12,030
 4/1/2015                 12,780                       12,551
 5/1/2015                 12,735                       12,442
 6/1/2015                 12,376                       12,089
 7/1/2015                 12,474                       12,280
 8/1/2015                 11,594                       11,386
 9/1/2015                 11,052                       10,811
10/1/2015                 11,775                       11,624
11/1/2015                 11,665                       11,439
12/1/2015                 11,398                       11,234
 1/1/2016                 10,770                       10,461
 2/1/2016                 10,467                       10,315
 3/1/2016                 11,197                       11,015
 4/1/2016                 11,495                       11,369
 5/1/2016                 11,431                       11,241
 6/1/2016                 11,163                       10,899
 7/1/2016                 11,632                       11,435
 8/1/2016                 11,697                       11,446            Past performance is not predictive of
 9/1/2016                 11,854                       11,585            future performance.
10/1/2016                 11,622                       11,360            The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      YEARS             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -1.30%      4.90%      1.51%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/1/2006                $10,000                             $10,000
11/1/2006                 10,352                              10,298
12/1/2006                 10,672                              10,593
 1/1/2007                 10,867                              10,658
 2/1/2007                 10,924                              10,743
 3/1/2007                 11,270                              11,018
 4/1/2007                 11,692                              11,520
 5/1/2007                 12,017                              11,775
 6/1/2007                 11,944                              11,787
 7/1/2007                 11,739                              11,624
 8/1/2007                 11,517                              11,456
 9/1/2007                 12,009                              12,107
10/1/2007                 12,578                              12,633
11/1/2007                 11,888                              12,139
12/1/2007                 11,579                              11,911
 1/1/2008                 10,706                              10,837
 2/1/2008                 10,723                              11,033
 3/1/2008                 10,772                              10,876
 4/1/2008                 11,217                              11,480
 5/1/2008                 11,402                              11,655
 6/1/2008                 10,343                              10,748
 7/1/2008                  9,933                              10,366
 8/1/2008                  9,557                               9,965
 9/1/2008                  8,337                               8,526
10/1/2008                  6,448                               6,753
11/1/2008                  6,059                               6,386
12/1/2008                  6,483                               6,723
 1/1/2009                  5,780                               6,096
 2/1/2009                  5,172                               5,479
 3/1/2009                  5,608                               5,840
 4/1/2009                  6,453                               6,593
 5/1/2009                  7,428                               7,427
 6/1/2009                  7,366                               7,350
 7/1/2009                  8,098                               8,040
 8/1/2009                  8,548                               8,425
 9/1/2009                  8,963                               8,773
10/1/2009                  8,692                               8,632
11/1/2009                  8,923                               8,845
12/1/2009                  9,030                               8,986
 1/1/2010                  8,647                               8,565
 2/1/2010                  8,656                               8,557
 3/1/2010                  9,302                               9,107
 4/1/2010                  9,257                               8,972
 5/1/2010                  8,169                               7,982
 6/1/2010                  8,033                               7,866
 7/1/2010                  8,882                               8,593
 8/1/2010                  8,521                               8,336
 9/1/2010                  9,432                               9,136
10/1/2010                  9,777                               9,462
11/1/2010                  9,387                               9,061
12/1/2010                 10,286                               9,790
 1/1/2011                 10,551                              10,001
 2/1/2011                 10,907                              10,372
 3/1/2011                 10,716                              10,164
 4/1/2011                 11,293                              10,718
 5/1/2011                 10,945                              10,400
 6/1/2011                 10,751                              10,252
 7/1/2011                 10,510                              10,083
 8/1/2011                  9,581                               9,231
 9/1/2011                  8,464                               8,304
10/1/2011                  9,240                               9,111
11/1/2011                  8,960                               8,690
12/1/2011                  8,731                               8,595
 1/1/2012                  9,372                               9,059
 2/1/2012                  9,853                               9,557
 3/1/2012                  9,852                               9,487
 4/1/2012                  9,635                               9,326
 5/1/2012                  8,483                               8,262
 6/1/2012                  9,002                               8,804
 7/1/2012                  8,993                               8,913
 8/1/2012                  9,310                               9,168
 9/1/2012                  9,641                               9,446
10/1/2012                  9,747                               9,512
11/1/2012                  9,911                               9,712
12/1/2012                 10,367                              10,006
 1/1/2013                 10,815                              10,498
 2/1/2013                 10,698                              10,393
 3/1/2013                 10,827                              10,476
 4/1/2013                 11,246                              10,953
 5/1/2013                 10,993                              10,708
 6/1/2013                 10,657                              10,307
 7/1/2013                 11,319                              10,855
 8/1/2013                 11,201                              10,715
 9/1/2013                 12,058                              11,472
10/1/2013                 12,474                              11,857
11/1/2013                 12,534                              11,930
12/1/2013                 12,796                              12,110
 1/1/2014                 12,367                              11,621
 2/1/2014                 13,096                              12,255
 3/1/2014                 13,069                              12,200
 4/1/2014                 13,219                              12,392
 5/1/2014                 13,360                              12,584
 6/1/2014                 13,569                              12,763
 7/1/2014                 13,203                              12,536
 8/1/2014                 13,253                              12,546
 9/1/2014                 12,590                              12,030
10/1/2014                 12,406                              11,839
11/1/2014                 12,375                              11,985
12/1/2014                 12,031                              11,586
 1/1/2015                 11,990                              11,545
 2/1/2015                 12,761                              12,235
 3/1/2015                 12,527                              12,030
 4/1/2015                 13,145                              12,551
 5/1/2015                 13,166                              12,442
 6/1/2015                 12,853                              12,089
 7/1/2015                 12,863                              12,280
 8/1/2015                 12,070                              11,386
 9/1/2015                 11,546                              10,811
10/1/2015                 12,269                              11,624
11/1/2015                 12,217                              11,439
12/1/2015                 12,006                              11,234
 1/1/2016                 11,268                              10,461
 2/1/2016                 11,036                              10,315
 3/1/2016                 11,897                              11,015
 4/1/2016                 12,236                              11,369
 5/1/2016                 12,193                              11,241
 6/1/2016                 11,787                              10,899
 7/1/2016                 12,389                              11,435
 8/1/2016                 12,453                              11,446          Past performance is not predictive of
 9/1/2016                 12,694                              11,585          future performance.
10/1/2016                 12,468                              11,360          The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  1.62%       6.18%       2.23%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                           Portfolio                Cap Index (net dividends)
                  ---------------------------      --------------------------
10/1/2006                   $10,000                          $10,000
11/1/2006                    10,452                           10,430
12/1/2006                    10,832                           10,739
 1/1/2007                    11,135                           10,958
 2/1/2007                    11,292                           11,150
 3/1/2007                    11,715                           11,520
 4/1/2007                    12,102                           11,964
 5/1/2007                    12,349                           12,141
 6/1/2007                    12,329                           12,114
 7/1/2007                    12,335                           12,040
 8/1/2007                    11,859                           11,405
 9/1/2007                    12,120                           11,662
10/1/2007                    12,774                           12,450
11/1/2007                    11,841                           11,426
12/1/2007                    11,445                           11,091
 1/1/2008                    10,575                           10,016
 2/1/2008                    10,843                           10,492
 3/1/2008                    10,857                           10,376
 4/1/2008                    11,089                           10,629
 5/1/2008                    11,381                           10,843
 6/1/2008                    10,539                           10,006
 7/1/2008                    10,032                            9,501
 8/1/2008                     9,636                            9,150
 9/1/2008                     8,175                            7,541
10/1/2008                     6,260                            5,679
11/1/2008                     5,937                            5,404
12/1/2008                     6,424                            5,764
 1/1/2009                     5,917                            5,430
 2/1/2009                     5,378                            4,934
 3/1/2009                     5,733                            5,250
 4/1/2009                     6,493                            6,060
 5/1/2009                     7,460                            6,957
 6/1/2009                     7,539                            7,040
 7/1/2009                     8,104                            7,606
 8/1/2009                     8,618                            8,192
 9/1/2009                     9,077                            8,653
10/1/2009                     8,911                            8,519
11/1/2009                     9,032                            8,585
12/1/2009                     9,120                            8,694
 1/1/2010                     8,979                            8,580
 2/1/2010                     8,966                            8,530
 3/1/2010                     9,607                            9,165
 4/1/2010                     9,754                            9,346
 5/1/2010                     8,600                            8,223
 6/1/2010                     8,580                            8,146
 7/1/2010                     9,364                            8,844
 8/1/2010                     9,085                            8,614
 9/1/2010                    10,084                            9,592
10/1/2010                    10,480                            9,987
11/1/2010                    10,188                            9,725
12/1/2010                    11,301                           10,825
 1/1/2010                    11,439                           10,882
 2/1/2011                    11,787                           11,191
 3/1/2011                    11,769                           11,181
 4/1/2011                    12,328                           11,735
 5/1/2011                    11,986                           11,410
 6/1/2011                    11,743                           11,163
 7/1/2011                    11,630                           11,102
 8/1/2011                    10,718                           10,225
 9/1/2011                     9,451                            9,051
10/1/2011                    10,174                            9,786
11/1/2011                     9,853                            9,295
12/1/2011                     9,566                            9,114
 1/1/2012                    10,382                            9,866
 2/1/2012                    10,907                           10,425
 3/1/2012                    10,949                           10,356
 4/1/2012                    10,818                           10,302
 5/1/2012                     9,559                            9,092
 6/1/2012                     9,933                            9,405
 7/1/2012                     9,905                            9,478
 8/1/2012                    10,248                            9,750
 9/1/2012                    10,676                           10,212
10/1/2012                    10,746                           10,262
11/1/2012                    10,838                           10,315
12/1/2012                    11,370                           10,706
 1/1/2013                    11,870                           11,222
 2/1/2013                    11,863                           11,262
 3/1/2013                    12,078                           11,482
 4/1/2013                    12,399                           11,815
 5/1/2013                    12,128                           11,537
 6/1/2013                    11,807                           11,081
 7/1/2013                    12,588                           11,774
 8/1/2013                    12,544                           11,753
 9/1/2013                    13,578                           12,740
10/1/2013                    14,041                           13,116
11/1/2013                    14,106                           13,133
12/1/2013                    14,491                           13,442
 1/1/2014                    14,234                           13,210
 2/1/2014                    15,124                           13,959
 3/1/2014                    15,102                           13,906
 4/1/2014                    15,109                           13,863
 5/1/2014                    15,207                           14,037
 6/1/2014                    15,488                           14,356
 7/1/2014                    14,995                           13,984
 8/1/2014                    15,094                           14,018
 9/1/2014                    14,177                           13,169
10/1/2014                    13,887                           12,835
11/1/2014                    13,750                           12,823
12/1/2014                    13,577                           12,724
 1/1/2015                    13,465                           12,611
 2/1/2015                    14,329                           13,418
 3/1/2015                    14,105                           13,237
 4/1/2015                    14,897                           13,910
 5/1/2015                    15,073                           13,994
 6/1/2015                    14,844                           13,787
 7/1/2015                    14,747                           13,766
 8/1/2015                    14,129                           13,154
 9/1/2015                    13,659                           12,681
10/1/2015                    14,345                           13,433
11/1/2015                    14,361                           13,404
12/1/2015                    14,380                           13,418
 1/1/2016                    13,445                           12,397
 2/1/2016                    13,361                           12,463
 3/1/2016                    14,436                           13,499
 4/1/2016                    14,771                           13,926
 5/1/2016                    14,855                           13,943
 6/1/2016                    14,272                           13,326
 7/1/2016                    15,096                           14,118
 8/1/2016                    15,087                           13,999             Past performance is not predictive of
 9/1/2016                    15,532                           14,393             future performance.
10/1/2016                    15,124                           13,965             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE          TEN                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS        YEARS                redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.43%        8.25%        4.22%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/1/2006                  $10,000                        $10,000
11/1/2006                    9,931                          9,916
12/1/2006                   10,017                          9,974
 1/1/2007                   10,220                         10,167
 2/1/2007                   10,632                         10,569
 3/1/2007                   10,545                         10,471
 4/1/2007                   10,400                         10,292
 5/1/2007                   10,185                         10,047
 6/1/2007                   10,349                         10,113
 7/1/2007                   10,402                         10,110
 8/1/2007                    9,964                          9,494
 9/1/2007                    9,950                          9,437
10/1/2007                   10,014                          9,778
11/1/2007                    9,781                          9,367
12/1/2007                    9,163                          8,806
 1/1/2008                    8,910                          8,374
 2/1/2008                    8,833                          8,466
 3/1/2008                    9,007                          8,468
 4/1/2008                    9,071                          8,573
 5/1/2008                    9,401                          8,838
 6/1/2008                    8,955                          8,295
 7/1/2008                    8,705                          8,023
 8/1/2008                    8,224                          7,669
 9/1/2008                    7,683                          6,920
10/1/2008                    7,124                          6,190
11/1/2008                    7,309                          6,442
12/1/2008                    8,052                          6,944
 1/1/2009                    7,499                          6,580
 2/1/2009                    6,520                          5,715
 3/1/2009                    6,822                          5,917
 4/1/2009                    7,093                          6,220
 5/1/2009                    7,965                          6,981
 6/1/2009                    8,492                          7,425
 7/1/2009                    8,668                          7,611
 8/1/2009                    9,123                          8,037
 9/1/2009                    9,025                          8,005
10/1/2009                    8,697                          7,712
11/1/2009                    8,345                          7,437
12/1/2009                    8,310                          7,298
 1/1/2010                    8,420                          7,455
 2/1/2010                    8,580                          7,597
 3/1/2010                    9,015                          7,943
 4/1/2010                    9,279                          8,158
 5/1/2010                    8,501                          7,592
 6/1/2010                    8,632                          7,625
 7/1/2010                    8,781                          7,718
 8/1/2010                    8,540                          7,554
 9/1/2010                    8,917                          7,863
10/1/2010                    8,726                          7,799
11/1/2010                    8,942                          7,951
12/1/2010                    9,765                          8,753
 1/1/2011                    9,982                          8,857
 2/1/2011                   10,442                          9 213
 3/1/2011                    9,790                          8,645
 4/1/2011                    9,740                          8,652
 5/1/2011                    9,578                          8,524
 6/1/2011                   10,055                          8,841
 7/1/2011                   10,419                          9,209
 8/1/2011                   10,136                          8,832
 9/1/2011                   10,081                          8,840
10/1/2011                    9,560                          8,514
11/1/2011                    9,717                          8,283
12/1/2011                    9,666                          8,413
 1/1/2012                   10,273                          8,758
 2/1/2012                   10,286                          8,853
 3/1/2012                   10,577                          9,090
 4/1/2012                   10,355                          8,958
 5/1/2012                    9,489                          8,214
 6/1/2012                    9,991                          8,564
 7/1/2012                    9,653                          8,430
 8/1/2012                    9,653                          8,382
 9/1/2012                    9,791                          8,614
10/1/2012                    9,580                          8,428
11/1/2012                    9,714                          8,486
12/1/2012                   10,068                          8,750
 1/1/2013                   10,384                          9,077
 2/1/2013                   10,636                          9,385
 3/1/2013                   11,448                         10,143
 4/1/2013                   12,054                         10,811
 5/1/2013                   11,067                          9,954
 6/1/2013                   11,164                          9,927
 7/1/2013                   11,428                         10,088
 8/1/2013                   11,171                          9,952
 9/1/2013                   12,427                         11,085
10/1/2013                   12,460                         11,040
11/1/2013                   12,363                         10,967
12/1/2013                   12,451                         11,055
 1/1/2014                   12,318                         11,023
 2/1/2014                   12,265                         10,778
 3/1/2014                   12,325                         10,806
 4/1/2014                   12,139                         10,605
 5/1/2014                   12,451                         10,953
 6/1/2014                   13,327                         11,728
 7/1/2014                   13,240                         11,791
 8/1/2014                   13,367                         11,707
 9/1/2014                   12,948                         11,315
10/1/2014                   12,710                         11,013
11/1/2014                   12,232                         10,888
12/1/2014                   12,334                         11,003
 1/1/2015                   12,631                         11,372
 2/1/2015                   13,151                         11,782
 3/1/2015                   13,313                         12,009
 4/1/2015                   13,637                         12,234
 5/1/2015                   13,772                         12,378
 6/1/2015                   14,055                         12,559
 7/1/2015                   13,967                         12,511
 8/1/2015                   13,535                         12,082
 9/1/2015                   13,124                         11,648
10/1/2015                   13,805                         12,426
11/1/2015                   14,109                         12,584
12/1/2015                   14,060                         12,688
 1/1/2016                   13,348                         11,881
 2/1/2016                   12,876                         11,758
 3/1/2016                   13,718                         12,491
 4/1/2016                   13,889                         13,035
 5/1/2016                   14,238                         13,038
 6/1/2016                   14,170                         12,961
 7/1/2016                   14,929                         13,656
 8/1/2016                   14,580                         13,172          Past performance is not predictive of
 9/1/2016                   15,456                         13,883          future performance.
10/1/2016                   15,743                         14,068          The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.04%       10.49%      4.64%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                        Asia Pacific Small      MSCI Pacific ex Japan Small Cap
                        Company Portfolio           Index (net dividends)
              -------------------------------  --------------------------------
10/31/06                    $10,000                         $10,000
11/30/06                     10,552                          10,608
12/31/06                     10,849                          11,004
 1/31/07                     11,131                          11,283
 2/28/07                     11,423                          11,498
 3/31/07                     12,018                          12,092
 4/30/07                     12,857                          12,930
 5/31/07                     13,951                          13,438
 6/30/07                     14,520                          13,787
 7/31/07                     14,745                          13,784
 8/31/07                     13,637                          12,896
 9/30/07                     15,233                          14,041
10/31/07                     16,562                          15,001
11/30/07                     15,464                          13,796
12/31/07                     15,195                          13,606
 1/31/08                     13,664                          11,783
 2/29/08                     14,078                          12,483
 3/31/08                     13,394                          11,695
 4/30/08                     14,325                          12,478
 5/31/08                     14,950                          12,612
 6/30/08                     13,472                          11,201
 7/31/08                     12,676                          10,686
 8/31/08                     11,785                           9,818
 9/30/08                      9,760                           7,901
10/31/08                      6,510                           5,111
11/30/08                      5,886                           4,553
12/31/08                      6,527                           5,082
 1/31/09                      5,720                           4,522
 2/28/09                      5,405                           4,241
 3/31/09                      6,243                           4,849
 4/30/09                      7,173                           5,717
 5/31/09                      9,026                           7,088
 6/30/09                      9,091                           7,288
 7/31/09                     10,401                           8,340
 8/31/09                     10,876                           8,769
 9/30/09                     11,720                           9,503
10/31/09                     11,976                           9,731
11/30/09                     12,534                          10,011
12/31/09                     12,862                          10,411
 1/31/10                     12,161                           9,745
 2/28/10                     12,373                           9,867
 3/31/10                     13,390                          10,680
 4/30/10                     13,567                          10,979
 5/31/10                     11,687                           9,321
 6/30/10                     11,540                           9,268
 7/31/10                     12,818                          10,211
 8/31/10                     12,800                          10,189
 9/30/10                     14,742                          11,718
10/31/10                     15,371                          12,238
11/30/10                     15,161                          12,075
12/31/10                     16,645                          13,294
 1/31/11                     16,284                          12,907
 2/28/11                     16,384                          12,978
 3/31/11                     16,728                          13,376
 4/30/11                     17,430                          13,917
 5/31/11                     16,914                          13,599
 6/30/11                     16,339                          13,115
 7/31/11                     16,603                          13,308
 8/31/11                     15,441                          12,383
 9/30/11                     12,558                          10,131
10/31/11                     14,512                          11,791
11/30/11                     14,121                          10,987
12/31/11                     13,294                          10,635
 1/31/12                     14,665                          11,739
 2/29/12                     15,774                          12,652
 3/31/12                     15,538                          12,256
 4/30/12                     15,472                          12,322
 5/31/12                     13,539                          10,723
 6/30/12                     13,820                          10,873
 7/31/12                     14,020                          11,230
 8/31/12                     14,486                          11,410
 9/30/12                     15,199                          12,017
10/31/12                     15,540                          12,264
11/30/12                     15,754                          12,385
12/31/12                     16,488                          12,696
 1/31/13                     17,311                          13,369
 2/28/13                     17,380                          13,528
 3/31/13                     17,456                          13,562
 4/30/13                     17,159                          13,454
 5/31/13                     15,880                          12,464
 6/30/13                     14,759                          11,398
 7/31/13                     15,478                          11,854
 8/31/13                     15,596                          11,956
 9/30/13                     16,689                          12,876
10/31/13                     17,166                          13,102
11/30/13                     16,557                          12,549
12/31/13                     16,760                          12,608
 1/31/14                     15,966                          12,024
 2/28/14                     16,883                          12,671
 3/31/14                     17,128                          12,905
 4/30/14                     17,164                          12,989
 5/31/14                     17,178                          13,095
 6/30/14                     17,301                          13,166
 7/31/14                     17,662                          13,453
 8/31/14                     17,936                          13,557
 9/30/14                     16,277                          12,311
10/31/14                     16,508                          12,456
11/30/14                     15,851                          12,061
12/31/14                     15,385                          11,759
 1/31/15                     15,020                          11,527
 2/28/15                     15,750                          12,087
 3/31/15                     15,522                          11,869
 4/30/15                     16,769                          12,550
 5/31/15                     16,952                          12,489
 6/30/15                     15,750                          11,590
 7/31/15                     14,982                          11,067
 8/31/15                     13,697                          10,035
 9/30/15                     13,499                           9,827
10/31/15                     14,495                          10,629
11/30/15                     14,442                          10,541
12/31/15                     14,838                          10,720
 1/31/16                     13,761                           9,788
 2/29/16                     13,959                          10,027
 3/31/16                     15,622                          11,185
 4/30/16                     15,828                          11,386
 5/31/16                     15,653                          11,196
 6/30/16                     15,907                          11,272
 7/31/16                     16,999                          12,106
 8/31/16                     16,873                          12,016                Past performance is not predictive of
 9/30/16                     17,372                          12,267                future performance.
10/31/16                     16,841                          11,751                The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                  16.18%        3.02%        5.35%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]


               United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
             -------------------------------     ----------------------
10/1/2006                $10,000                         $10,000
11/1/2006                 10,625                          10,648
12/1/2006                 11,202                          11,148
 1/1/2007                 11,274                          11,122
 2/1/2007                 11,270                          11,156
 3/1/2007                 11,793                          11,618
 4/1/2007                 12,197                          12,195
 5/1/2007                 11,901                          11,916
 7/1/2007                 11,832                          11,849
 8/1/2007                 11,760                          11,414
 9/1/2007                 11,350                          10,767
10/1/2007                 12,254                          11,951
11/1/2007                 10,831                          10,568
12/1/2007                 10,257                          10,037
 1/1/2008                  9,565                           9,230
 2/1/2008                  9,700                           9,542
 3/1/2008                  9,659                           9,422
 4/1/2008                  9,820                           9,598
 5/1/2008                  9,845                           9,643
 6/1/2008                  9,059                           8,984
 7/1/2008                  8,738                           8,625
 8/1/2008                  8,590                           8,400
 9/1/2008                  7,261                           6,855
10/1/2008                  5,311                           4,953
11/1/2008                  4,931                           4,494
12/1/2008                  4,819                           4,380
 1/1/2009                  4,702                           4,356
 2/1/2009                  4,507                           4,211
 3/1/2009                  4,700                           4,455
 4/1/2009                  5,683                           5,479
 5/1/2009                  6,263                           6,058
 6/1/2009                  6,290                           6,100
 7/1/2009                  6,834                           6,662
 8/1/2009                  7,364                           7,304
 9/1/2009                  7,577                           7,473
10/1/2009                  7,585                           7,483
11/1/2009                  7,558                           7,406
12/1/2009                  7,714                           7,588
 1/1/2010                  7,636                           7,553
 2/1/2010                  7,374                           7,215
 3/1/2010                  7,989                           7,851
 4/1/2010                  8,279                           8,164
 5/1/2010                  7,339                           7,183
 6/1/2010                  7,478                           7,214
 7/1/2010                  8,485                           8,082
 8/1/2010                  8,168                           7,862
 9/1/2010                  9,038                           8,728
10/1/2010                  9,509                           9,100
11/1/2010                  9,038                           8,721
12/1/2010                  9,957                           9,634
 1/1/2011                 10,099                           9,727
 2/1/2011                 10,400                           9,984
 3/1/2011                 10,202                           9,811
 4/1/2011                 11,103                          10,711
 5/1/2011                 11,031                          10,575
 6/1/2011                 10,679                          10,219
 7/1/2011                 10,603                          10,191
 8/1/2011                  9,542                           9,151
 9/1/2011                  8,576                           8,186
10/1/2011                  9,482                           9,081
11/1/2011                  9,191                           8,728
12/1/2011                  8,902                           8,437
 1/1/2012                  9,685                           9,293
 2/1/2012                 10,475                          10,156
 3/1/2012                 10,696                          10,189
 4/1/2012                 10,878                          10,363
 5/1/2012                  9,649                           9,079
 6/1/2012                 10,118                           9,511
 7/1/2012                 10,285                           9,684
 8/1/2012                 10,845                          10,197
 9/1/2012                 11,399                          10,741
10/1/2012                 11,646                          10,963
11/1/2012                 11,718                          10,967
12/1/2012                 12,358                          11,472
 1/1/2013                 12,574                          11,774
 2/1/2013                 12,684                          11,840
 3/1/2013                 13,059                          12,159
 4/1/2013                 13,386                          12,463
 5/1/2013                 13,504                          12,631
 6/1/2013                 13,207                          12,176
 7/1/2013                 14,318                          13,190
 8/1/2013                 14,417                          13,370
 9/1/2013                 15,386                          14,374
10/1/2013                 15,934                          14,880
11/1/2013                 16,292                          15,230
12/1/2013                 17,185                          15,966
 1/1/2014                 16,774                          15,627
 2/1/2014                 18,273                          17,142
 3/1/2014                 17,707                          16,524
 4/1/2014                 17,411                          16,129
 5/1/2014                 17,389                          16,160
 6/1/2014                 17,369                          16,121
 7/1/2014                 16,822                          15,666
 8/1/2014                 17,071                          15,831
 9/1/2014                 16,096                          14,902
10/1/2014                 16,051                          14,807
11/1/2014                 15,926                          14,812
12/1/2014                 16,178                          15,055
 1/1/2015                 15,806                          14,645
 2/1/2015                 17,287                          16,091
 3/1/2015                 16,383                          15,351
 4/1/2015                 17,414                          16,335
 5/1/2015                 18,284                          17,085
 6/1/2015                 18,229                          17,106
 7/1/2015                 18,263                          17,228
 8/1/2015                 17,487                          16,550
 9/1/2015                 16,956                          15,940
10/1/2015                 17,565                          16,646
11/1/2015                 17,535                          16,511
12/1/2015                 17,339                          16,335
 1/1/2016                 15,962                          14,749
 2/1/2016                 16,607                          15,624
 4/1/2016                 16,687                          15,834
 5/1/2016                 16,949                          16,290
 6/1/2016                 14,808                          13,974
 7/1/2016                 15,607                          14,778
 8/1/2016                 15,936                          15,025           Past performance is not predictive of
 9/1/2016                 15,952                          15,153           future performance.
10/1/2016                 14,718                          14,001           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE          FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR         YEARS      YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -16.20%       9.19%      3.94%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/1/2006                   $10,000                        $10,000
11/1/2006                    10,689                         10,700
12/1/2006                    11,198                         11,204
 1/1/2007                    11,714                         11,563
 2/1/2007                    11,725                         11,613
 3/1/2007                    12,408                         12,230
 4/1/2007                    13,059                         12,970
 5/1/2007                    13,306                         13,197
 6/1/2007                    13,157                         13,070
 7/1/2007                    13,081                         12,975
 8/1/2007                    12,609                         12,388
 9/1/2007                    12,887                         12,634
10/1/2007                    13,508                         13,390
11/1/2007                    12,505                         12,432
12/1/2007                    12,256                         12,180
 1/1/2008                    11,087                         10,713
 2/1/2008                    11,560                         11,362
 3/1/2008                    11,924                         11,593
 4/1/2008                    12,061                         11,791
 5/1/2008                    12,289                         11,974
 6/1/2008                    11,249                         10,868
 7/1/2008                    10,652                         10,251
 8/1/2008                    10,356                          9,971
 9/1/2008                     8,551                          7,906
10/1/2008                     6,267                          5,682
11/1/2008                     5,776                          5,211
12/1/2008                     6,378                          5,692
 1/1/2009                     5,654                          5,181
 2/1/2009                     5,162                          4,725
 3/1/2009                     5,533                          5,090
 4/1/2009                     6,434                          6,150
 5/1/2009                     7,370                          7,068
 6/1/2009                     7,275                          6,977
 7/1/2009                     7,852                          7,604
 8/1/2009                     8,506                          8,384
 9/1/2009                     9,232                          9,188
10/1/2009                     8,969                          8,937
11/1/2009                     9,238                          9,121
12/1/2009                     9,206                          9,162
 1/1/2010                     9,050                          9,040
 2/1/2010                     8,858                          8,782
 3/1/2010                     9,512                          9,494
 4/1/2010                     9,422                          9,435
 5/1/2010                     8,079                          7,975
 6/1/2010                     8,022                          7,856
 7/1/2010                     8,983                          8,797
 8/1/2010                     8,570                          8,379
 9/1/2010                     9,754                          9,672
10/1/2010                    10,301                         10,292
11/1/2010                     9,498                          9,513
12/1/2010                    10,732                         10,844
 1/1/2011                    11,031                         11,090
 2/1/2011                    11,215                         11,278
 3/1/2011                    11,594                         11,658
 4/1/2011                    12,371                         12,473
 5/1/2011                    11,949                         11,997
 6/1/2011                    11,561                         11,610
 7/1/2011                    10,903                         10,905
 8/1/2011                     9,785                          9,766
 9/1/2011                     8,303                          8,299
10/1/2011                     9,159                          9,208
11/1/2011                     8,546                          8,488
12/1/2011                     8,212                          8,200
 1/1/2012                     8,990                          9,013
 2/1/2012                     9,560                          9,705
 3/1/2012                     9,579                          9,626
 4/1/2012                     9,353                          9,466
 5/1/2012                     8,073                          8,168
 6/1/2012                     8,420                          8,570
 7/1/2012                     8,337                          8,540
 8/1/2012                     8,709                          8,912
 9/1/2012                     9,167                          9,392
10/1/2012                     9,328                          9,554
11/1/2012                     9,443                          9,700
12/1/2012                    10,013                         10,223
 1/1/2013                    10,769                         11,055
 2/1/2013                    10,659                         11,022
 3/1/2013                    10,420                         10,738
 4/1/2013                    10,840                         11,155
 5/1/2013                    11,041                         11,409
 6/1/2013                    10,672                         10,901
 7/1/2013                    11,598                         11,892
 8/1/2013                    11,611                         11,870
 9/1/2013                    12,620                         12,885
10/1/2013                    13,338                         13,661
11/1/2013                    13,575                         13,904
12/1/2013                    13,952                         14,265
 1/1/2014                    13,866                         14,147
 2/1/2014                    15,080                         15,383
 3/1/2014                    15,153                         15,396
 4/1/2014                    15,291                         15,460
 5/1/2014                    15,350                         15,634
 6/1/2014                    15,214                         15,482
 7/1/2014                    14,317                         14,569
 8/1/2014                    14,143                         14,451
 9/1/2014                    13,383                         13,655
10/1/2014                    12,980                         13,209
11/1/2014                    13,289                         13,596
12/1/2014                    12,867                         13,271
 1/1/2015                    12,947                         13,302
 2/1/2015                    13,835                         14,284
 3/1/2015                    13,768                         14,139
 4/1/2015                    14,501                         14,896
 5/1/2015                    14,514                         14,797
 6/1/2015                    14,202                         14,447
 7/1/2015                    14,597                         14,983
 8/1/2015                    14,045                         14,404
 9/1/2015                    13,545                         13,917
10/1/2015                    14,196                         14,713
11/1/2015                    14,168                         14,674
12/1/2015                    14,340                         14,892
 1/1/2016                    13,366                         13,714
 2/1/2016                    13,339                         13,762
 3/1/2016                    14,472                         14,996
 4/1/2016                    14,767                         15,184
 5/1/2016                    14,794                         15,248
 6/1/2016                    13,983                         14,258
 7/1/2016                    14,898                         15,183
 8/1/2016                    15,086                         15,313                Past performance is not predictive of
 9/1/2016                    15,458                         15,680                future performance.
10/1/2016                    15,004                         15,097                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE           TEN                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS         YEARS                redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.70%        10.38%        4.14%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2016

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                -------------------------------    --------------------------
 3/1/2007                $10,000                              $10,000
 3/1/2007                 10,480                               10,343
 4/1/2007                 10,570                               10,492
 5/1/2007                 10,780                               10,647
 6/1/2007                 10,061                                9,995
 7/1/2007                  9,459                                9,513
 8/1/2007                  9,679                                9,662
 9/1/2007                 10,130                               10,149
10/1/2007                 10,211                               10,249
11/1/2007                  9,462                                9,433
12/1/2007                  8,995                                9,061
 1/1/2008                  8,627                                8,529
 2/1/2008                  8,585                                8,635
 3/1/2008                  8,606                                8,552
 4/1/2008                  8,659                                8,703
 5/1/2008                  8,332                                8,348
 6/1/2008                  7,450                                7,505
 7/1/2008                  7,215                                7,301
 8/1/2008                  6,970                                7,088
 9/1/2008                  6,457                                6,368
10/1/2008                  4,461                                4,537
11/1/2008                  4,152                                4,234
12/1/2008                  4,325                                4,363
 1/1/2009                  3,873                                3,947
 2/1/2009                  3,356                                3,433
 3/1/2009                  3,587                                3,636
 4/1/2009                  3,950                                4,053
 5/1/2009                  4,479                                4,503
 6/1/2009                  4,578                                4,610
 7/1/2009                  4,985                                5,022
 8/1/2009                  5,535                                5,634
 9/1/2009                  5,887                                6,017
10/1/2009                  5,766                                5,922
11/1/2009                  5,832                                5,926
12/1/2009                  5,925                                6,027
 1/1/2010                  5,704                                5,831
 2/1/2010                  5,728                                5,809
 3/1/2010                  5,925                                6,011
 4/1/2010                  5,974                                6,082
 5/1/2010                  5,347                                5,414
 6/1/2010                  5,360                                5,435
 7/1/2010                  5,987                                6,026
 8/1/2010                  5,999                                6,044
 9/1/2010                  6,577                                6,624
10/1/2010                  6,859                                6,894
11/1/2010                  6,429                                6,471
12/1/2010                  6,997                                7,046
 1/1/2011                  7,025                                7,045
 2/1/2011                  7,318                                7,329
 3/1/2011                  7,332                                7,348
 4/1/2011                  7,792                                7,804
 5/1/2011                  7,750                                7,761
 6/1/2011                  7,694                                7,685
 7/1/2011                  7,569                                7,575
 8/1/2011                  7,262                                7,261
 9/1/2011                  6,328                                6,367
10/1/2011                  6,830                                6,889
11/1/2011                  6,691                                6,606
12/1/2011                  6,455                                6,440
 1/1/2012                  6,897                                6,857
 2/1/2012                  7,133                                7,133
 3/1/2012                  7,221                                7,159
 4/1/2012                  7,369                                7,331
 5/1/2012                  6,941                                6,853
 6/1/2012                  7,398                                7,322
 7/1/2012                  7,737                                7,719
 8/1/2012                  7,855                                7,792
 9/1/2012                  8,032                                8,000
10/1/2012                  8,356                                8,295
11/1/2012                  8,415                                8,352
12/1/2012                  8,611                                8,495
 1/1/2013                  8,745                                8,714
 2/1/2013                  8,811                                8,792
 3/1/2013                  9,161                                9,125
 4/1/2013                  9,644                                9,604
 5/1/2013                  8,761                                8,738
 6/1/2013                  8,445                                8,368
 7/1/2013                  8,478                                8,386
 8/1/2013                  8,162                                8,091
 9/1/2013                  8,861                                8,784
10/1/2013                  9,128                                9,045
11/1/2013                  8,845                                8,764
12/1/2013                  8,807                                8,696
 1/1/2014                  8,649                                8,539
 2/1/2014                  9,158                                9,013
 3/1/2014                  9,140                                8,980
 4/1/2014                  9,526                                9,339
 5/1/2014                  9,807                                9,618
 6/1/2014                 10,018                                9,863
 7/1/2014                 10,000                                9,879
 8/1/2014                 10,175                               10,042
 9/1/2014                  9,509                                9,368
10/1/2014                  9,877                                9,661
11/1/2014                  9,912                                9,755
12/1/2014                  9,785                                9,647
 1/1/2015                 10,158                                9,968
 2/1/2015                 10,326                               10,149
 3/1/2015                 10,046                                9,857
 4/1/2015                 10,270                               10,074
 5/1/2015                  9,990                                9,793
 6/1/2015                  9,766                                9,546
 7/1/2015                  9,841                                9,650
 8/1/2015                  9,299                                9,107
 9/1/2015                  9,374                                9,136
10/1/2015                  9,841                                9,665
11/1/2015                  9,542                                9,361
12/1/2015                  9,431                                9,306
 1/1/2016                  9,278                                9,054
 2/1/2016                  9,469                                9,349
 3/1/2016                 10,248                               10,106
 4/1/2016                 10,590                               10,457
 5/1/2016                 10,305                               10,150
 6/1/2016                 10,438                               10,238
 7/1/2016                 10,914                               10,730            Past performance is not predictive of
 8/1/2016                 10,647                               10,488            future performance.
 9/1/2016                 10,647                               10,471            The returns shown do not reflect the
10/1/2016                  9,944                                9,789            deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        The S&P data are provided by Standard
                                 1.05%       7.80%        -0.06%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2016

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/1/2008                    $10,000                        $10,000
 6/1/2008                     9,000                           8,970
 7/1/2008                     9,020                           8,995
 8/1/2008                     9,000                           8,979
 9/1/2008                     8,710                           8,552
10/1/2008                     6,040                           5,939
11/1/2008                     5,040                           4,955
12/1/2008                     5,632                           5,465
 1/1/2009                     4,817                           4,698
 2/1/2009                     3,982                           3,887
 3/1/2009                     4,186                           4,070
 4/1/2009                     5,051                           4,921
 5/1/2009                     5,438                           5,235
 6/1/2009                     5,408                           5,208
 7/1/2009                     5,937                           5,716
 8/1/2009                     6,670                           6,460
 9/1/2009                     7,108                           6,889
10/1/2009                     6,874                           6,673
11/1/2009                     7,159                           6,897
12/1/2009                     7,471                           7,199
 1/1/2010                     7,133                           6,884
 2/1/2010                     7,362                           7,066
 3/1/2010                     7,875                           7,557
 4/1/2010                     8,202                           7,887
 5/1/2010                     7,591                           7,270
 6/1/2010                     7,373                           7,054
 7/1/2010                     8,158                           7,772
 8/1/2010                     8,115                           7,722
 9/1/2010                     8,649                           8,231
10/1/2010                     9,031                           8,595
11/1/2010                     8,682                           8,264
12/1/2010                     9,249                           8,789
 1/1/2011                     9,448                           8,947
 2/1/2011                     9,856                           9,334
 3/1/2011                     9,786                           9,258
 4/1/2011                    10,370                           9,804
 5/1/2011                    10,428                           9,853
 6/1/2011                    10,195                           9,617
 7/1/2011                    10,218                           9,647
 8/1/2011                     9,728                           9,153
 9/1/2011                     8,583                           8,093
10/1/2011                     9,588                           9,052
11/1/2011                     9,296                           8,693
12/1/2011                     9,417                           8,843
 1/1/2012                    10,020                           9,412
 2/1/2012                    10,092                           9,489
 3/1/2012                    10,454                           9,791
 4/1/2012                    10,719                          10,055
 5/1/2012                    10,176                           9,518
 6/1/2012                    10,791                          10,090
 7/1/2012                    11,105                          10,413
 8/1/2012                    11,153                          10,448
 9/1/2012                    11,117                          10,424
10/1/2012                    11,249                          10,520
11/1/2012                    11,249                          10,526
12/1/2012                    11,599                          10,822
 1/1/2013                    11,921                          11,170
 2/1/2013                    12,037                          11,290
 3/1/2013                    12,423                          11,651
 4/1/2013                    13,182                          12,361
 5/1/2013                    12,230                          11,472
 6/1/2013                    11,921                          11,139
 7/1/2013                    11,998                          11,213
 8/1/2013                    11,316                          10,573
 9/1/2013                    11,908                          11,121
10/1/2013                    12,346                          11,548
11/1/2013                    11,805                          11,041
12/1/2013                    11,804                          11,010
 1/1/2014                    12,005                          11,195
 2/1/2014                    12,659                          11,773
 3/1/2014                    12,699                          11,783
 4/1/2014                    13,180                          12,205
 5/1/2014                    13,527                          12,519
 6/1/2014                    13,714                          12,718
 7/1/2014                    13,714                          12,724
 8/1/2014                    14,048                          13,028
 9/1/2014                    13,166                          12,200
10/1/2014                    14,195                          13,084
11/1/2014                    14,395                          13,289
12/1/2014                    14,489                          13,381
 1/1/2015                    15,321                          14,107
 2/1/2015                    15,057                          13,878
 3/1/2015                    15,071                          13,866
 4/1/2015                    14,628                          13,456
 5/1/2015                    14,447                          13,286
 6/1/2015                    13,934                          12,771
 7/1/2015                    14,461                          13,264
 8/1/2015                    13,615                          12,462
 9/1/2015                    13,934                          12,702
10/1/2015                    14,683                          13,423
11/1/2015                    14,475                          13,210
12/1/2015                    14,589                          13,323
 1/1/2016                    14,191                          12,894
 2/1/2016                    14,262                          13,015
 3/1/2016                    15,626                          14,247
 4/1/2016                    15,555                          14,194
 5/1/2016                    15,626                          14,226
 6/1/2016                    16,421                          14,885
 7/1/2016                    17,131                          15,561              Past performance is not predictive of
 8/1/2016                    16,606                          15,049              future performance.
 9/1/2016                    16,407                          14,851              The returns shown do not reflect the
10/1/2016                    15,398                          13,944              deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        The S&P data are provided by Standard
                                 4.87%       9.94%         5.27%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
 10/31/06                $10,000                            $10,000
 11/30/06                 10,483                             10,430
 12/31/06                 10,876                             10,739
 01/31/07                 11,166                             10,958
 02/28/07                 11,368                             11,150
 03/31/07                 11,862                             11,520
 04/30/07                 12,214                             11,964
 05/31/07                 12,447                             12,141
 06/30/07                 12,394                             12,114
 07/31/07                 12,363                             12,040
 08/31/07                 11,856                             11,405
 09/30/07                 12,102                             11,662
 10/31/07                 12,579                             12,450
 11/30/07                 11,557                             11,426
 12/31/07                 11,196                             11,091
 01/31/08                 10,458                             10,016
 02/29/08                 10,687                             10,492
 03/31/08                 10,786                             10,376
 04/30/08                 10,970                             10,629
 05/31/08                 11,211                             10,843
 06/30/08                 10,231                             10,006
 07/31/08                  9,777                              9,501
 08/31/08                  9,462                              9,150
 09/30/08                  8,100                              7,541
 10/31/08                  6,337                              5,679
 11/30/08                  5,986                              5,404
 12/31/08                  6,530                              5,764
 01/31/09                  5,979                              5,430
 02/28/09                  5,322                              4,934
 03/31/09                  5,669                              5,250
 04/30/09                  6,589                              6,060
 05/31/09                  7,496                              6,957
 06/30/09                  7,471                              7,040
 07/31/09                  8,167                              7,606
 08/31/09                  8,874                              8,192
 09/30/09                  9,292                              8,653
 10/31/09                  8,962                              8,519
 11/30/09                  9,004                              8,585
 12/31/09                  9,110                              8,694
 01/31/10                  8,935                              8,580
 02/28/10                  8,850                              8,530
 03/31/10                  9,569                              9,165
 04/30/10                  9,689                              9,346
 05/31/10                  8,385                              8,223
 06/30/10                  8,217                              8,146
 07/31/10                  9,016                              8,844
 08/31/10                  8,595                              8,614
 09/30/10                  9,560                              9,592
 10/31/10                  9,859                              9,987
 11/30/10                  9,578                              9,725
 12/31/10                 10,759                             10,825
 01/31/11                 10,984                             10,882
 02/28/11                 11,303                             11,191
 03/31/11                 11,359                             11,181
 04/30/11                 11,847                             11,735
 05/31/11                 11,441                             11,410
 06/30/11                 11,191                             11,163
 07/31/11                 10,976                             11,102
 08/31/11                  9,932                             10,225
 09/30/11                  8,760                              9,051
 10/31/11                  9,427                              9,786
 11/30/11                  9,122                              9,295
 12/31/11                  8,880                              9,114
 01/31/12                  9,769                              9,866
 02/29/12                 10,351                             10,425
 03/31/12                 10,364                             10,356
 04/30/12                 10,076                             10,302
 05/31/12                  8,795                              9,092
 06/30/12                  9,228                              9,405
 07/31/12                  9,202                              9,478
 08/31/12                  9,540                              9,750
 09/30/12                  9,986                             10,212
 10/31/12                 10,079                             10,262
 11/30/12                 10,219                             10,315
 12/31/12                 10,856                             10,706
 01/31/13                 11,413                             11,222
 02/28/13                 11,481                             11,262
 03/31/13                 11,715                             11,482
 04/30/13                 12,048                             11,815
 05/31/13                 11,810                             11,537
 06/30/13                 11,450                             11,081
 07/31/13                 12,304                             11,774
 08/31/13                 12,153                             11,753
 09/30/13                 13,330                             12,740
 10/31/13                 13,888                             13,116
 11/30/13                 13,909                             13,133
 12/31/13                 14,372                             13,442
 01/31/14                 14,174                             13,210
 02/28/14                 15,149                             13,959
 03/31/14                 15,248                             13,906
 04/30/14                 15,184                             13,863
 05/31/14                 15,304                             14,037
 06/30/14                 15,544                             14,356
 07/31/14                 14,999                             13,984
 08/31/14                 15,098                             14,018
 09/30/14                 14,219                             13,169
 10/31/14                 13,906                             12,835
 11/30/14                 13,807                             12,823
 12/31/14                 13,655                             12,724
 01/31/15                 13,567                             12,611
 02/28/15                 14,580                             13,418
 03/31/15                 14,294                             13,237
 04/30/15                 15,013                             13,910
 05/31/15                 15,248                             13,994
 06/30/15                 15,036                             13,787
 07/31/15                 14,851                             13,766
 08/31/15                 14,217                             13,154
 09/30/15                 13,650                             12,681
 10/31/15                 14,367                             13,433
 11/30/15                 14,256                             13,404
 12/31/15                 14,200                             13,418
 01/31/16                 13,151                             12,397
 02/29/16                 13,037                             12,463
 03/31/16                 14,085                             13,499
 04/30/16                 14,566                             13,926
 05/31/16                 14,451                             13,943
 06/30/16                 13,640                             13,326
 07/31/16                 14,622                             14,118                Past performance is not predictive of
 08/31/16                 14,676                             13,999                future performance.
 09/30/16                 15,078                             14,393                The returns shown do not reflect the
 10/31/16                 14,954                             13,965                deduction of taxes that a shareholder
            AVERAGE ANNUAL         ONE          FIVE          TEN                  would pay on fund distributions or the
            TOTAL RETURN           YEAR         YEARS        YEARS                 redemption of fund shares.
            --------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                   4.09%        9.67%        4.11%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2016

                                     [CHART]


                            International Vector          MSCI World ex USA
                              Equity Portfolio          Index (net dividends)
                             --------------------       ---------------------
 08/14/08                          $10,000                    $10,000
 08/31/08                           10,050                     10,052
 09/30/08                            8,750                      8,601
 10/31/08                            6,740                      6,812
 11/30/08                            6,340                      6,442
 12/31/08                            6,798                      6,782
 01/31/09                            6,065                      6,149
 02/28/09                            5,392                      5,527
 03/31/09                            5,903                      5,891
 04/30/09                            6,919                      6,650
 05/31/09                            7,985                      7,491
 06/30/09                            7,932                      7,414
 07/31/09                            8,715                      8,110
 08/31/09                            9,274                      8,499
 09/30/09                            9,740                      8,849
 10/31/09                            9,404                      8,707
 11/30/09                            9,608                      8,923
 12/31/09                            9,715                      9,065
 01/31/10                            9,377                      8,640
 02/28/10                            9,357                      8,631
 03/31/10                           10,099                      9,187
 04/30/10                           10,120                      9,050
 05/31/10                            8,870                      8,051
 06/30/10                            8,736                      7,935
 07/31/10                            9,659                      8,668
 08/31/10                            9,254                      8,409
 09/30/10                           10,289                      9,216
 10/31/10                           10,684                      9,544
 11/30/10                           10,300                      9,140
 12/31/10                           11,397                      9,876
 01/31/11                           11,660                     10,089
 02/28/11                           12,050                     10,463
 03/31/11                           11,881                     10,253
 04/30/11                           12,482                     10,812
 05/31/11                           12,071                     10,491
 06/30/11                           11,823                     10,342
 07/31/11                           11,545                     10,171
 08/31/11                           10,519                      9,311
 09/30/11                            9,260                      8,376
 10/31/11                           10,045                      9,191
 11/30/11                            9,733                      8,766
 12/31/11                            9,464                      8,670
 01/31/12                           10,238                      9,138
 02/29/12                           10,780                      9,641
 03/31/12                           10,780                      9,570
 04/30/12                           10,514                      9,407
 05/31/12                            9,219                      8,335
 06/30/12                            9,745                      8,881
 07/31/12                            9,700                      8,991
 08/31/12                           10,038                      9,248
 09/30/12                           10,435                      9,529
 10/31/12                           10,537                      9,595
 11/30/12                           10,706                      9,797
 12/31/12                           11,253                     10,093
 01/31/13                           11,755                     10,590
 02/28/13                           11,652                     10,484
 03/31/13                           11,784                     10,567
 04/30/13                           12,218                     11,049
 05/31/13                           11,944                     10,801
 06/30/13                           11,564                     10,397
 07/31/13                           12,305                     10,950
 08/31/13                           12,213                     10,809
 09/30/13                           13,183                     11,573
 10/31/13                           13,648                     11,961
 11/30/13                           13,682                     12,034
 12/31/13                           13,989                     12,215
 01/31/14                           13,612                     11,722
 02/28/14                           14,448                     12,362
 03/31/14                           14,414                     12,306
 04/30/14                           14,555                     12,501
 05/31/14                           14,685                     12,694
 06/30/14                           14,923                     12,874
 07/31/14                           14,493                     12,645
 08/31/14                           14,553                     12,655
 09/30/14                           13,757                     12,135
 10/31/14                           13,505                     11,942
 11/30/14                           13,445                     12,089
 12/31/14                           13,112                     11,687
 01/31/15                           13,015                     11,646
 02/28/15                           13,893                     12,342
 03/31/15                           13,649                     12,135
 04/30/15                           14,356                     12,661
 05/31/15                           14,393                     12,551
 06/30/15                           14,064                     12,194
 07/31/15                           13,990                     12,387
 08/31/15                           13,186                     11,485
 09/30/15                           12,594                     10,905
 10/31/15                           13,351                     11,726
 11/30/15                           13,289                     11,539
 12/31/15                           13,112                     11,332
 01/31/16                           12,248                     10,552
 02/29/16                           12,047                     10,405
 03/31/16                           13,002                     11,111
 04/30/16                           13,429                     11,468
 05/31/16                           13,379                     11,339
 06/30/16                           12,867                     10,994
 07/31/16                           13,568                     11,535
 08/31/16                           13,670                     11,546            Past performance is not predictive of
 09/30/16                           13,972                     11,686            future performance.
 10/31/16                           13,780                     11,459            The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       INCEPTION               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 3.21%       6.53%         3.98%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2016

                                     [CHART]


                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
   8/23/2010                $10,000                  $10,000
   8/31/2010                  9,890                    9,920
   9/30/2010                 10,980                   10,906
  10/31/2010                 11,350                   11,278
  11/30/2010                 10,850                   10,843
  12/31/2010                 11,859                   11,692
   1/31/2011                 12,122                   11,807
   2/28/2011                 12,385                   12,118
   3/31/2011                 12,311                   12,090
   4/30/2011                 12,899                   12,681
   5/31/2011                 12,433                   12,315
   6/30/2011                 12,238                   12,136
   7/31/2011                 11,920                   11,971
   8/31/2011                 10,670                   10,945
   9/30/2011                  9,314                    9,727
  10/31/2011                 10,261                   10,752
  11/30/2011                  9,880                   10,203
  12/31/2011                  9,590                   10,089
   1/31/2012                 10,422                   10,774
   2/29/2012                 10,984                   11,379
   3/31/2012                 10,811                   11,222
   4/30/2012                 10,436                   11,045
   5/31/2012                  9,177                    9,791
   6/30/2012                  9,755                   10,369
   7/31/2012                  9,703                   10,515
   8/31/2012                 10,041                   10,735
   9/30/2012                 10,475                   11,136
  10/31/2012                 10,538                   11,179
  11/30/2012                 10,687                   11,392
  12/31/2012                 11,281                   11,787
   1/31/2013                 11,720                   12,266
   2/28/2013                 11,442                   12,137
   3/31/2013                 11,460                   12,161
   4/30/2013                 11,899                   12,608
   5/31/2013                 11,696                   12,316
   6/30/2013                 11,154                   11,782
   7/31/2013                 11,796                   12,298
   8/31/2013                 11,666                   12,128
   9/30/2013                 12,556                   12,971
  10/31/2013                 13,026                   13,447
  11/30/2013                 12,993                   13,470
  12/31/2013                 13,201                   13,589
   1/31/2014                 12,652                   12,972
   2/28/2014                 13,289                   13,623
   3/31/2014                 13,361                   13,658
   4/30/2014                 13,527                   13,839
   5/31/2014                 13,760                   14,108
   6/30/2014                 13,969                   14,345
   7/31/2014                 13,778                   14,203
   8/31/2014                 13,857                   14,281
   9/30/2014                 13,101                   13,590
  10/31/2014                 12,921                   13,455
  11/30/2014                 12,864                   13,552
  12/31/2014                 12,384                   13,064
   1/31/2015                 12,293                   13,044
   2/28/2015                 13,080                   13,742
   3/31/2015                 12,783                   13,520
   4/30/2015                 13,604                   14,203
   5/31/2015                 13,490                   13,981
   6/30/2015                 13,108                   13,591
   7/31/2015                 12,774                   13,553
   8/31/2015                 11,805                   12,517
   9/30/2015                 11,128                   11,937
  10/31/2015                 11,916                   12,825
  11/30/2015                 11,696                   12,561
  12/31/2015                 11,357                   12,324
   1/31/2016                 10,526                   11,486
   2/29/2016                 10,304                   11,354
   3/31/2016                 11,258                   12,278
   4/30/2016                 11,728                   12,601
   5/31/2016                 11,399                   12,388
   6/30/2016                 11,179                   12,199
   7/31/2016                 11,763                   12,802
   8/31/2016                 12,026                   12,883
   9/30/2016                 12,182                   13,042
  10/31/2016                 12,338                   12,854                Past performance is not predictive of
                                                                            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE         SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      INCEPTION             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                3.54%      3.75%        3.45%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2016

                                      [CHART]


              World Ex U.S. Targeted        MSCI All Country World ex USA
                 Value Portfolio           Small Cap Index (net dividends)
              -----------------------     ----------------------------------
    11/1/2012         $10,000                         $10,000
   11/30/2012          10,120                          10,013
   12/31/2012          10,735                          10,417
    1/31/2013          11,157                          10,868
    2/28/2013          11,147                          10,925
    3/31/2013          11,278                          11,098
    4/30/2013          11,549                          11,398
    5/31/2013          11,298                          11,175
    6/30/2013          10,766                          10,607
    7/31/2013          11,376                          11,134
    8/31/2013          11,193                          11,038
    9/30/2013          12,191                          11,920
   10/31/2013          12,690                          12,289
   11/30/2013          12,629                          12,257
   12/31/2013          12,872                          12,472
    1/31/2014          12,497                          12,231
    2/28/2014          13,185                          12,888
    3/31/2014          13,404                          12,904
    4/30/2014          13,404                          12,883
    5/31/2014          13,633                          13,090
    6/30/2014          13,888                          13,374
    7/31/2014          13,616                          13,121
    8/31/2014          13,773                          13,215
    9/30/2014          12,908                          12,464
   10/31/2014          12,698                          12,170
   11/30/2014          12,571                          12,119
   12/31/2014          12,294                          11,969
    1/31/2015          12,219                          11,925
    2/28/2015          12,977                          12,575
    3/31/2015          12,710                          12,439
    4/30/2015          13,511                          13,182
    5/31/2015          13,489                          13,256
    6/30/2015          13,224                          12,964
    7/31/2015          12,816                          12,717
    8/31/2015          12,088                          12,007
    9/30/2015          11,599                          11,665
   10/31/2015          12,332                          12,356
   11/30/2015          12,170                          12,268
   12/31/2015          12,035                          12,280
    1/31/2016          11,171                          11,339
    2/29/2016          11,149                          11,377
    3/31/2016          12,256                          12,364
    4/30/2016          12,733                          12,710
    5/31/2016          12,408                          12,626
    6/30/2016          12,109                          12,256
    7/31/2016          12,909                          12,938
    8/31/2016          13,019                          12,907
    9/30/2016          13,305                          13,225                   Past performance is not predictive of
   10/31/2016          13,218                          12,877                   future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              AVERAGE ANNUAL          ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN            YEAR          INCEPTION                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                      7.18%           7.23%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2016

                                  [CHART]


                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------

   4/09/2013                    $10,000                  $10,000
   4/30/2013                     10,160                   10,415
   5/31/2013                      9,890                   10,174
   6/30/2013                      9,485                    9,733
   7/31/2013                      9,971                   10,159
   8/31/2013                      9,830                   10,019
   9/30/2013                     10,575                   10,715
  10/31/2013                     10,962                   11,108
  11/30/2013                     10,952                   11,127
  12/31/2013                     11,104                   11,225
   1/31/2014                     10,653                   10,715
   2/28/2014                     11,227                   11,254
   3/31/2014                     11,309                   11,282
   4/30/2014                     11,422                   11,431
   5/31/2014                     11,597                   11,654
   6/30/2014                     11,810                   11,850
   7/31/2014                     11,592                   11,732
   8/31/2014                     11,706                   11,797
   9/30/2014                     11,072                   11,226
  10/31/2014                     10,957                   11,115
  11/30/2014                     10,916                   11,195
  12/31/2014                     10,565                   10,791
   1/31/2015                     10,565                   10,775
   2/28/2015                     11,162                   11,351
   3/31/2015                     10,968                   11,168
   4/30/2015                     11,608                   11,732
   5/31/2015                     11,534                   11,549
   6/30/2015                     11,209                   11,227
   7/31/2015                     10,976                   11,196
   8/31/2015                     10,234                   10,340
   9/30/2015                      9,847                    9,860
  10/31/2015                     10,465                   10,595
  11/30/2015                     10,348                   10,376
  12/31/2015                     10,164                   10,180
   1/31/2016                      9,533                    9,488
   2/29/2016                      9,372                    9,379
   3/31/2016                     10,212                   10,142
   4/30/2016                     10,459                   10,409
   5/31/2016                     10,319                   10,233
   6/30/2016                     10,173                   10,077
   7/31/2016                     10,705                   10,575
   8/31/2016                     10,792                   10,642                Past performance is not predictive of
   9/30/2016                     10,993                   10,773                future performance.
  10/31/2016                     10,840                   10,618                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
              AVERAGE ANNUAL          ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN            YEAR          INCEPTION                   redemption of fund shares.
              --------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                      3.58%           2.29%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2016

                                      [CHART]


                                                  MSCI All Country World
                World Core Equity Portfolio        Index (net dividends)
               ----------------------------      -------------------------


   3/07/2012             $10,000                       $10,000
   3/31/2012              10,170                        10,307
   4/30/2012              10,050                        10,189
   5/31/2012               9,400                         9,276
   6/30/2012               9,822                         9,734
   7/31/2012               9,913                         9,867
   8/31/2012              10,175                        10,082
   9/30/2012              10,465                        10,399
  10/31/2012              10,354                        10,330
  11/30/2012              10,425                        10,462
  12/31/2012              10,644                        10,699
   1/31/2013              11,175                        11,192
   2/28/2013              11,266                        11,190
   3/31/2013              11,598                        11,395
   4/30/2013              11,843                        11,720
   5/31/2013              11,986                        11,688
   6/30/2013              11,754                        11,346
   7/31/2013              12,382                        11,890
   8/31/2013              12,053                        11,642
   9/30/2013              12,609                        12,243
  10/31/2013              13,125                        12,735
  11/30/2013              13,477                        12,916
  12/31/2013              13,786                        13,138
   1/31/2014              13,260                        12,613
   2/28/2014              13,902                        13,222
   3/31/2014              14,000                        13,281
   4/30/2014              14,074                        13,407
   5/31/2014              14,359                        13,693
   6/30/2014              14,684                        13,950
   7/31/2014              14,355                        13,781
   8/31/2014              14,726                        14,086
   9/30/2014              14,116                        13,629
  10/31/2014              14,222                        13,725
  11/30/2014              14,340                        13,954
  12/31/2014              14,128                        13,685
   1/31/2015              13,902                        13,471
   2/28/2015              14,731                        14,221
   3/31/2015              14,555                        14,001
   4/30/2015              14,944                        14,407
   5/31/2015              14,987                        14,388
   6/30/2015              14,696                        14,049
   7/31/2015              14,642                        14,171
   8/31/2015              13,729                        13,200
   9/30/2015              13,239                        12,722
  10/31/2015              14,135                        13,720
  11/30/2015              14,113                        13,607
  12/31/2015              13,780                        13,362
   1/31/2016              12,967                        12,556
   2/29/2016              12,901                        12,469
   3/31/2016              13,930                        13,393
   4/30/2016              14,140                        13,591
   5/31/2016              14,173                        13,608
   6/30/2016              14,055                        13,526
   7/31/2016              14,700                        14,109
   8/31/2016              14,789                        14,156                Past performance is not predictive of
   9/30/2016              14,929                        14,243                future performance.
  10/31/2016              14,662                        14,001                The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             AVERAGE ANNUAL          ONE             SINCE                    would pay on fund distributions or the
             TOTAL RETURN            YEAR          INCEPTION                  redemption of fund shares.
             --------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                     3.73%           8.58%                    rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2016

                                      [CHART]

                   Selectively Hedged Global           MSCI All Country World
                        Equity Portfolio                Index (net dividends)
                   -------------------------           -----------------------

 11/14/2011                $10,000                            $10,000
 11/30/2011                  9,920                              9,873
 12/31/2011                  9,828                              9,853
  1/31/2012                 10,533                             10,426
  2/29/2012                 11,077                             10,951
  3/31/2012                 11,141                             11,024
  4/30/2012                 10,939                             10,898
  5/31/2012                  9,962                              9,921
  6/30/2012                 10,442                             10,410
  7/31/2012                 10,463                             10,553
  8/31/2012                 10,748                             10,782
  9/30/2012                 11,122                             11,122
 10/31/2012                 11,112                             11,048
 11/30/2012                 11,265                             11,189
 12/31/2012                 11,718                             11,443
  1/31/2013                 12,225                             11,970
  2/28/2013                 12,287                             11,968
  3/31/2013                 12,576                             12,187
  4/30/2013                 12,814                             12,535
  5/31/2013                 12,897                             12,501
  6/30/2013                 12,514                             12,135
  7/31/2013                 13,114                             12,716
  8/31/2013                 12,845                             12,451
  9/30/2013                 13,569                             13,094
 10/31/2013                 14,096                             13,621
 11/30/2013                 14,324                             13,813
 12/31/2013                 14,611                             14,052
  1/31/2014                 14,001                             13,490
  2/28/2014                 14,675                             14,141
  3/31/2014                 14,847                             14,204
  4/30/2014                 14,879                             14,339
  5/31/2014                 15,136                             14,644
  6/30/2014                 15,500                             14,920
  7/31/2014                 15,200                             14,739
  8/31/2014                 15,628                             15,065
  9/30/2014                 15,061                             14,576
 10/31/2014                 15,200                             14,679
 11/30/2014                 15,360                             14,924
 12/31/2014                 15,182                             14,636
  1/31/2015                 14,958                             14,408
  2/28/2015                 15,878                             15,210
  3/31/2015                 15,766                             14,974
  4/30/2015                 16,136                             15,409
  5/31/2015                 16,226                             15,388
  6/30/2015                 15,867                             15,026
  7/31/2015                 15,754                             15,157
  8/31/2015                 14,700                             14,118
  9/30/2015                 14,172                             13,606
 10/31/2015                 15,148                             14,674
 11/30/2015                 15,204                             14,553
 12/31/2015                 14,728                             14,290
  1/31/2016                 13,907                             13,429
  2/29/2016                 13,768                             13,336
  3/31/2016                 14,797                             14,324
  4/30/2016                 14,948                             14,536
  5/31/2016                 15,063                             14,554
  6/30/2016                 14,971                             14,466
  7/31/2016                 15,641                             15,090
  8/31/2016                 15,792                             15,140             Past performance is not predictive of
  9/30/2016                 15,930                             15,233             future performance.
 10/31/2016                 15,803                             14,975             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE              SINCE                     would pay on fund distributions or the
              TOTAL RETURN             YEAR           INCEPTION                   redemption of fund shares.
              ----------------------------------------------------------          MSCI data copyright MSCI 2016, all
                                       4.32%            9.66%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2006             $10,000                      $10,000
11/30/2006              10,637                       10,743
12/31/2006              11,065                       11,227
 1/31/2007              11,226                       11,108
 2/28/2007              11,048                       11,043
 3/31/2007              11,552                       11,481
 4/30/2007              12,284                       12,025
 5/31/2007              13,106                       12,609
 6/30/2007              13,319                       13,200
 7/31/2007              13,635                       13,897
 8/31/2007              13,396                       13,601
 9/30/2007              14,576                       15,103
10/31/2007              16,168                       16,788
11/30/2007              15,112                       15,597
12/31/2007              15,051                       15,652
 1/31/2008              13,735                       13,699
 2/29/2008              14,171                       14,710
 3/31/2008              13,728                       13,932
 4/30/2008              14,704                       15,062
 5/31/2008              14,790                       15,342
 6/30/2008              13,268                       13,811
 7/31/2008              13,091                       13,290
 8/31/2008              12,311                       12,229
 9/30/2008              10,594                       10,089
10/31/2008               7,802                        7,328
11/30/2008               7,093                        6,776
12/31/2008               7,646                        7,305
 1/31/2009               7,061                        6,833
 2/28/2009               6,598                        6,447
 3/31/2009               7,552                        7,374
 4/30/2009               8,668                        8,601
 5/31/2009              10,144                       10,071
 6/30/2009              10,055                        9,935
 7/31/2009              11,202                       11,052
 8/31/2009              11,239                       11,013
 9/30/2009              12,224                       12,012
10/31/2009              11,968                       12,027
11/30/2009              12,680                       12,544
12/31/2009              13,133                       13,039
 1/31/2010              12,414                       12,312
 2/28/2010              12,563                       12,355
 3/31/2010              13,611                       13,353
 4/30/2010              13,689                       13,514
 5/31/2010              12,412                       12,326
 6/30/2010              12,431                       12,235
 7/31/2010              13,522                       13,254
 8/31/2010              13,205                       12,997
 9/30/2010              14,703                       14,441
10/31/2010              15,144                       14,860
11/30/2010              14,801                       14,468
12/31/2010              15,998                       15,500
 1/31/2011              15,581                       15,080
 2/28/2011              15,466                       14,939
 3/31/2011              16,322                       15,818
 4/30/2011              16,891                       16,308
 5/31/2011              16,421                       15,880
 6/30/2011              16,221                       15,636
 7/31/2011              16,090                       15,567
 8/31/2011              14,783                       14,176
 9/30/2011              12,545                       12,109
10/31/2011              14,111                       13,713
11/30/2011              13,614                       12,799
12/31/2011              13,212                       12,645
 1/31/2012              14,630                       14,079
 2/29/2012              15,419                       14,922
 3/31/2012              15,013                       14,424
 4/30/2012              14,741                       14,252
 5/31/2012              13,151                       12,653
 6/30/2012              13,794                       13,142
 7/31/2012              13,906                       13,398
 8/31/2012              13,990                       13,354
 9/30/2012              14,771                       14,159
10/31/2012              14,687                       14,073
11/30/2012              14,878                       14,252
12/31/2012              15,743                       14,949
 1/31/2013              15,823                       15,155
 2/28/2013              15,635                       14,965
 3/31/2013              15,409                       14,707
 4/30/2013              15,575                       14,818
 5/31/2013              15,065                       14,438
 6/30/2013              14,117                       13,518
 7/31/2013              14,319                       13,660
 8/31/2013              13,978                       13,425
 9/30/2013              14,975                       14,298
10/31/2013              15,654                       14,993
11/30/2013              15,416                       14,774
12/31/2013              15,252                       14,560
 1/31/2014              14,189                       13,615
 2/28/2014              14,700                       14,066
 3/31/2014              15,211                       14,497
 4/30/2014              15,299                       14,546
 5/31/2014              15,816                       15,053
 6/30/2014              16,251                       15,453
 7/31/2014              16,440                       15,752
 8/31/2014              16,948                       16,107
 9/30/2014              15,696                       14,913
10/31/2014              15,863                       15,089
11/30/2014              15,702                       14,930
12/31/2014              14,991                       14,241
 1/31/2015              15,087                       14,327
 2/28/2015              15,542                       14,770
 3/31/2015              15,213                       14,560
 4/30/2015              16,225                       15,680
 5/31/2015              15,572                       15,052
 6/30/2015              15,193                       14,661
 7/31/2015              14,213                       13,645
 8/31/2015              13,036                       12,411
 9/30/2015              12,682                       12,038
10/31/2015              13,446                       12,896
11/30/2015              12,979                       12,393
12/31/2015              12,621                       12,117
 1/31/2016              12,084                       11,331
 2/29/2016              12,011                       11,312
 3/31/2016              13,595                       12,809
 4/30/2016              13,675                       12,879
 5/31/2016              13,136                       12,398
 6/30/2016              13,830                       12,894
 7/31/2016              14,539                       13,543
 8/31/2016              14,711                       13,879             Past performance is not predictive of
 9/30/2016              14,895                       14,058             future performance.
10/31/2016              14,926                       14,091             The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               11.01%      1.13%      4.09%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                   Emerging Markets Small Cap        MSCI Emerging Markets
                            Portfolio                Index (net dividends)
                -------------------------------      ---------------------
10/31/2006                  $10,000                       $10,000
11/30/2006                   10,761                        10,743
12/31/2006                   11,250                        11,227
 1/31/2007                   11,461                        11,108
 2/28/2007                   11,564                        11,043
 3/31/2007                   12,076                        11,481
 4/30/2007                   12,999                        12,025
 5/31/2007                   14,030                        12,609
 6/30/2007                   14,449                        13,200
 7/31/2007                   15,151                        13,897
 8/31/2007                   14,520                        13,601
 9/30/2007                   15,518                        15,103
10/31/2007                   16,681                        16,788
11/30/2007                   15,343                        15,597
12/31/2007                   15,526                        15,652
 1/31/2008                   13,654                        13,699
 2/29/2008                   14,049                        14,710
 3/31/2008                   13,384                        13,932
 4/30/2008                   14,202                        15,062
 5/31/2008                   14,112                        15,342
 6/30/2008                   12,486                        13,811
 7/31/2008                   12,290                        13,290
 8/31/2008                   11,548                        12,229
 9/30/2008                    9,462                        10,089
10/31/2008                    6,591                         7,328
11/30/2008                    6,188                         6,776
12/31/2008                    7,059                         7,305
 1/31/2009                    6,516                         6,833
 2/28/2009                    6,116                         6,447
 3/31/2009                    6,958                         7,374
 4/30/2009                    8,366                         8,601
 5/31/2009                   10,283                        10,071
 6/30/2009                   10,232                         9,935
 7/31/2009                   11,530                        11,052
 8/31/2009                   11,667                        11,013
 9/30/2009                   12,640                        12,012
10/31/2009                   12,625                        12,027
11/30/2009                   13,363                        12,544
12/31/2009                   14,100                        13,039
 1/31/2010                   13,475                        12,312
 2/28/2010                   13,708                        12,355
 3/31/2010                   14,878                        13,353
 4/30/2010                   15,118                        13,514
 5/31/2010                   13,592                        12,326
 6/30/2010                   13,952                        12,235
 7/31/2010                   15,232                        13,254
 8/31/2010                   15,305                        12,997
 9/30/2010                   17,159                        14,441
10/31/2010                   17,843                        14,860
11/30/2010                   17,358                        14,468
12/31/2010                   18,356                        15,500
 1/31/2011                   17,577                        15,080
 2/28/2011                   17,059                        14,939
 3/31/2011                   18,005                        15,818
 4/30/2011                   18,951                        16,308
 5/31/2011                   18,516                        15,880
 6/30/2011                   18,366                        15,636
 7/31/2011                   18,573                        15,567
 8/31/2011                   16,807                        14,176
 9/30/2011                   13,818                        12,109
10/31/2011                   15,340                        13,713
11/30/2011                   14,591                        12,799
12/31/2011                   14,203                        12,645
 1/31/2012                   15,804                        14,079
 2/29/2012                   17,095                        14,922
 3/31/2012                   16,649                        14,424
 4/30/2012                   16,250                        14,252
 5/31/2012                   14,761                        12,653
 6/30/2012                   15,326                        13,142
 7/31/2012                   15,134                        13,398
 8/31/2012                   15,527                        13,354
 9/30/2012                   16,434                        14,159
10/31/2012                   16,370                        14,073
11/30/2012                   16,652                        14,252
12/31/2012                   17,675                        14,949
 1/31/2013                   18,001                        15,155
 2/28/2013                   18,184                        14,965
 3/31/2013                   18,099                        14,707
 4/30/2013                   18,467                        14,818
 5/31/2013                   18,199                        14,438
 6/30/2013                   16,625                        13,518
 7/31/2013                   16,700                        13,660
 8/31/2013                   16,003                        13,425
 9/30/2013                   17,171                        14,298
10/31/2013                   17,830                        14,993
11/30/2013                   17,577                        14,774
12/31/2013                   17,431                        14,560
 1/31/2014                   16,685                        13,615
 2/28/2014                   17,422                        14,066
 3/31/2014                   18,020                        14,497
 4/30/2014                   18,168                        14,546
 5/31/2014                   18,783                        15,053
 6/30/2014                   19,266                        15,453
 7/31/2014                   19,310                        15,752
 8/31/2014                   19,901                        16,107
 9/30/2014                   18,910                        14,913
10/31/2014                   18,744                        15,089
11/30/2014                   18,525                        14,930
12/31/2014                   17,954                        14,241
 1/31/2015                   18,243                        14,327
 2/28/2015                   18,712                        14,770
 3/31/2015                   18,568                        14,560
 4/30/2015                   19,886                        15,680
 5/31/2015                   19,606                        15,052
 6/30/2015                   18,933                        14,661
 7/31/2015                   17,777                        13,645
 8/31/2015                   16,033                        12,411
 9/30/2015                   16,007                        12,038
10/31/2015                   16,893                        12,896
11/30/2015                   16,546                        12,393
12/31/2015                   16,393                        12,117
 1/31/2016                   15,414                        11,331
 2/29/2016                   15,349                        11,312
 3/31/2016                   17,237                        12,809
 4/30/2016                   17,668                        12,879
 5/31/2016                   16,929                        12,398
 6/30/2016                   17,865                        12,894
 7/31/2016                   18,903                        13,543
 8/31/2016                   19,016                        13,879             Past performance is not predictive of
 9/30/2016                   19,326                        14,058             future performance.
10/31/2016                   19,251                        14,091             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 13.96%       4.65%       6.77%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2016

                                     [CHART]

                   Emerging Markets Value       MSCI Emerging Markets Index
                     Portfolio Class R2               (net dividends)
                   ----------------------       ---------------------------
 1/29/2008                $10,000                          $10,000
 1/31/2008                 10,050                            9,871
 2/29/2008                 10,450                           10,599
 3/31/2008                 10,097                           10,038
 4/30/2008                 10,872                           10,853
 5/31/2008                 10,962                           11,054
 6/30/2008                  9,677                            9,952
 7/31/2008                  9,489                            9,576
 8/31/2008                  8,674                            8,811
 9/30/2008                  7,174                            7,269
10/31/2008                  4,949                            5,280
11/30/2008                  4,569                            4,882
12/31/2008                  5,120                            5,263
 1/31/2009                  4,675                            4,923
 2/28/2009                  4,262                            4,646
 3/31/2009                  5,002                            5,313
 4/30/2009                  5,996                            6,197
 5/31/2009                  7,342                            7,256
 6/30/2009                  7,241                            7,159
 7/31/2009                  8,197                            7,964
 8/31/2009                  8,265                            7,935
 9/30/2009                  9,035                            8,655
10/31/2009                  8,823                            8,666
11/30/2009                  9,388                            9,038
12/31/2009                  9,847                            9,395
 1/31/2010                  9,297                            8,871
 2/28/2010                  9,347                            8,902
 3/31/2010                 10,147                            9,621
 4/30/2010                 10,246                            9,738
 5/31/2010                  9,147                            8,881
 6/30/2010                  9,199                            8,816
 7/31/2010                 10,085                            9,550
 8/31/2010                  9,864                            9,365
 9/30/2010                 11,031                           10,405
10/31/2010                 11,444                           10,707
11/30/2010                 11,031                           10,425
12/31/2010                 11,960                           11,169
 1/31/2011                 11,583                           10,866
 2/28/2011                 11,391                           10,764
 3/31/2011                 12,043                           11,397
 4/30/2011                 12,466                           11,751
 5/31/2011                 11,990                           11,443
 6/30/2011                 11,738                           11,267
 7/31/2011                 11,639                           11,217
 8/31/2011                 10,454                           10,214
 9/30/2011                  8,577                            8,725
10/31/2011                  9,701                            9,881
11/30/2011                  9,206                            9,222
12/31/2011                  8,875                            9,111
 1/31/2012                 10,102                           10,144
 2/29/2012                 10,714                           10,752
 3/31/2012                 10,253                           10,393
 4/30/2012                  9,918                           10,269
 5/31/2012                  8,817                            9,117
 6/30/2012                  9,214                            9,469
 7/31/2012                  9,155                            9,654
 8/31/2012                  9,279                            9,622
 9/30/2012                  9,873                           10,202
10/31/2012                  9,742                           10,140
11/30/2012                  9,849                           10,269
12/31/2012                 10,564                           10,771
 1/31/2013                 10,734                           10,920
 2/28/2013                 10,550                           10,783
 3/31/2013                 10,459                           10,597
 4/30/2013                 10,547                           10,677
 5/31/2013                 10,243                           10,403
 6/30/2013                  9,377                            9,741
 7/31/2013                  9,559                            9,842
 8/31/2013                  9,356                            9,673
 9/30/2013                 10,045                           10,302
10/31/2013                 10,497                           10,803
11/30/2013                 10,242                           10,645
12/31/2013                 10,137                           10,491
 1/31/2014                  9,424                            9,810
 2/28/2014                  9,634                           10,135
 3/31/2014                 10,060                           10,446
 4/30/2014                 10,122                           10,481
 5/31/2014                 10,533                           10,847
 6/30/2014                 10,806                           11,135
 7/31/2014                 11,008                           11,350
 8/31/2014                 11,250                           11,606
 9/30/2014                 10,328                           10,746
10/31/2014                 10,313                           10,872
11/30/2014                 10,139                           10,757
12/31/2014                  9,665                           10,262
 1/31/2015                  9,586                           10,323
 2/28/2015                  9,924                           10,643
 3/31/2015                  9,643                           10,491
 4/30/2015                 10,597                           11,298
 5/31/2015                 10,123                           10,846
 6/30/2015                  9,800                           10,564
 7/31/2015                  9,012                            9,832
 8/31/2015                  8,193                            8,943
 9/30/2015                  7,917                            8,674
10/31/2015                  8,406                            9,292
11/30/2015                  8,077                            8,930
12/31/2015                  7,831                            8,731
 1/31/2016                  7,392                            8,164
 2/29/2016                  7,434                            8,151
 3/31/2016                  8,524                            9,230
 4/30/2016                  8,753                            9,280
 5/31/2016                  8,180                            8,934
 6/30/2016                  8,625                            9,291
 7/31/2016                  9,167                            9,758
 8/31/2016                  9,334                           10,001             Past performance is not predictive of
 9/30/2016                  9,463                           10,129             future performance.
10/31/2016                  9,666                           10,153             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE           FROM                would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS       01/29/2008             redemption of fund shares.
          --------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.98%      -0.07%        -0.39%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
 10/31/2006                  $10,000                     $10,000
 11/30/2006                   10,731                      10,743
 12/31/2006                   11,107                      11,227
  1/31/2007                   11,278                      11,108
  2/28/2007                   11,341                      11,043
  3/31/2007                   11,931                      11,481
  4/30/2007                   12,882                      12,025
  5/31/2007                   13,861                      12,609
  6/30/2007                   14,254                      13,200
  7/31/2007                   14,929                      13,897
  8/31/2007                   14,448                      13,601
  9/30/2007                   15,750                      15,103
 10/31/2007                   17,478                      16,788
 11/30/2007                   16,202                      15,597
 12/31/2007                   16,177                      15,652
  1/31/2008                   14,566                      13,699
  2/29/2008                   15,148                      14,710
  3/31/2008                   14,638                      13,932
  4/30/2008                   15,767                      15,062
  5/31/2008                   15,901                      15,342
  6/30/2008                   14,052                      13,811
  7/31/2008                   13,776                      13,290
  8/31/2008                   12,596                      12,229
  9/30/2008                   10,423                      10,089
 10/31/2008                    7,186                       7,328
 11/30/2008                    6,640                       6,776
 12/31/2008                    7,451                       7,305
  1/31/2009                    6,778                       6,833
  2/28/2009                    6,202                       6,447
  3/31/2009                    7,275                       7,374
  4/30/2009                    8,706                       8,601
  5/31/2009                   10,664                      10,071
  6/30/2009                   10,533                       9,935
  7/31/2009                   11,945                      11,052
  8/31/2009                   12,034                      11,013
  9/30/2009                   13,144                      12,012
 10/31/2009                   12,833                      12,027
 11/30/2009                   13,650                      12,544
 12/31/2009                   14,327                      13,039
  1/31/2010                   13,511                      12,312
  2/28/2010                   13,616                      12,355
  3/31/2010                   14,814                      13,353
  4/30/2010                   14,910                      13,514
  5/31/2010                   13,347                      12,326
  6/30/2010                   13,430                      12,235
  7/31/2010                   14,673                      13,254
  8/31/2010                   14,407                      12,997
  9/30/2010                   16,136                      14,441
 10/31/2010                   16,689                      14,860
 11/30/2010                   16,146                      14,468
 12/31/2010                   17,487                      15,500
  1/31/2011                   16,940                      15,080
  2/28/2011                   16,655                      14,939
  3/31/2011                   17,612                      15,818
  4/30/2011                   18,241                      16,308
  5/31/2011                   17,545                      15,880
  6/30/2011                   17,185                      15,636
  7/31/2011                   17,040                      15,567
  8/31/2011                   15,310                      14,176
  9/30/2011                   12,561                      12,109
 10/31/2011                   14,212                      13,713
 11/30/2011                   13,492                      12,799
 12/31/2011                   13,007                      12,645
  1/31/2012                   14,811                      14,079
  2/29/2012                   15,713                      14,922
  3/31/2012                   15,036                      14,424
  4/30/2012                   14,545                      14,252
  5/31/2012                   12,937                      12,653
  6/30/2012                   13,522                      13,142
  7/31/2012                   13,436                      13,398
  8/31/2012                   13,623                      13,354
  9/30/2012                   14,499                      14,159
 10/31/2012                   14,311                      14,073
 11/30/2012                   14,468                      14,252
 12/31/2012                   15,526                      14,949
  1/31/2013                   15,775                      15,155
  2/28/2013                   15,510                      14,965
  3/31/2013                   15,377                      14,707
  4/30/2013                   15,513                      14,818
  5/31/2013                   15,070                      14,438
  6/30/2013                   13,801                      13,518
  7/31/2013                   14,069                      13,660
  8/31/2013                   13,770                      13,425
  9/30/2013                   14,787                      14,298
 10/31/2013                   15,457                      14,993
 11/30/2013                   15,083                      14,774
 12/31/2013                   14,935                      14,560
  1/31/2014                   13,891                      13,615
  2/28/2014                   14,199                      14,066
  3/31/2014                   14,832                      14,497
  4/30/2014                   14,930                      14,546
  5/31/2014                   15,536                      15,053
  6/30/2014                   15,941                      15,453
  7/31/2014                   16,239                      15,752
  8/31/2014                   16,602                      16,107
  9/30/2014                   15,240                      14,913
 10/31/2014                   15,224                      15,089
 11/30/2014                   14,972                      14,930
 12/31/2014                   14,276                      14,241
  1/31/2015                   14,159                      14,327
  2/28/2015                   14,664                      14,770
  3/31/2015                   14,248                      14,560
  4/30/2015                   15,667                      15,680
  5/31/2015                   14,969                      15,052
  6/30/2015                   14,492                      14,661
  7/31/2015                   13,328                      13,645
  8/31/2015                   12,119                      12,411
  9/30/2015                   11,715                      12,038
 10/31/2015                   12,443                      12,896
 11/30/2015                   11,956                      12,393
 12/31/2015                   11,596                      12,117
  1/31/2016                   10,942                      11,331
  2/29/2016                   11,010                      11,312
  3/31/2016                   12,628                      12,809
  4/30/2016                   12,970                      12,879
  5/31/2016                   12,126                      12,398
  6/30/2016                   12,790                      12,894
  7/31/2016                   13,594                      13,543
  8/31/2016                   13,841                      13,879           Past performance is not predictive of
  9/30/2016                   14,032                      14,058           future performance.
 10/31/2016                   14,338                      14,091           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                15.23%       0.18%       3.67%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
10/31/2006                    $10,000                      $10,000
11/30/2006                     10,692                       10,743
12/31/2006                     11,113                       11,227
 1/31/2007                     11,270                       11,108
 2/28/2007                     11,185                       11,043
 3/31/2007                     11,669                       11,481
 4/30/2007                     12,453                       12,025
 5/31/2007                     13,359                       12,609
 6/30/2007                     13,675                       13,200
 7/31/2007                     14,140                       13,897
 8/31/2007                     13,775                       13,601
 9/30/2007                     14,958                       15,103
10/31/2007                     16,513                       16,788
11/30/2007                     15,311                       15,597
12/31/2007                     15,279                       15,652
 1/31/2008                     13,783                       13,699
 2/29/2008                     14,233                       14,710
 3/31/2008                     13,716                       13,932
 4/30/2008                     14,756                       15,062
 5/31/2008                     14,822                       15,342
 6/30/2008                     13,169                       13,811
 7/31/2008                     13,030                       13,290
 8/31/2008                     12,165                       12,229
 9/30/2008                     10,258                       10,089
10/31/2008                      7,359                        7,328
11/30/2008                      6,868                        6,776
12/31/2008                      7,539                        7,305
 1/31/2009                      6,866                        6,833
 2/28/2009                      6,403                        6,447
 3/31/2009                      7,414                        7,374
 4/30/2009                      8,768                        8,601
 5/31/2009                     10,496                       10,071
 6/30/2009                     10,394                        9,935
 7/31/2009                     11,652                       11,052
 8/31/2009                     11,697                       11,013
 9/30/2009                     12,706                       12,012
10/31/2009                     12,471                       12,027
11/30/2009                     13,235                       12,544
12/31/2009                     13,840                       13,039
 1/31/2010                     13,080                       12,312
 2/28/2010                     13,225                       12,355
 3/31/2010                     14,365                       13,353
 4/30/2010                     14,502                       13,514
 5/31/2010                     13,097                       12,326
 6/30/2010                     13,207                       12,235
 7/31/2010                     14,400                       13,254
 8/31/2010                     14,209                       12,997
 9/30/2010                     15,907                       14,441
10/31/2010                     16,376                       14,860
11/30/2010                     15,938                       14,468
12/31/2010                     17,108                       15,500
 1/31/2011                     16,568                       15,080
 2/28/2011                     16,282                       14,939
 3/31/2011                     17,209                       15,818
 4/30/2011                     17,888                       16,308
 5/31/2011                     17,394                       15,880
 6/30/2011                     17,152                       15,636
 7/31/2011                     17,113                       15,567
 8/31/2011                     15,569                       14,176
 9/30/2011                     12,993                       12,109
10/31/2011                     14,642                       13,713
11/30/2011                     14,017                       12,799
12/31/2011                     13,576                       12,645
 1/31/2012                     15,175                       14,079
 2/29/2012                     16,128                       14,922
 3/31/2012                     15,624                       14,424
 4/30/2012                     15,277                       14,252
 5/31/2012                     13,671                       12,653
 6/30/2012                     14,284                       13,142
 7/31/2012                     14,292                       13,398
 8/31/2012                     14,442                       13,354
 9/30/2012                     15,265                       14,159
10/31/2012                     15,161                       14,073
11/30/2012                     15,393                       14,252
12/31/2012                     16,357                       14,949
 1/31/2013                     16,502                       15,155
 2/28/2013                     16,389                       14,965
 3/31/2013                     16,215                       14,707
 4/30/2013                     16,400                       14,818
 5/31/2013                     15,950                       14,438
 6/30/2013                     14,804                       13,518
 7/31/2013                     15,006                       13,660
 8/31/2013                     14,618                       13,425
 9/30/2013                     15,662                       14,298
10/31/2013                     16,337                       14,993
11/30/2013                     16,069                       14,774
12/31/2013                     15,926                       14,560
 1/31/2014                     14,919                       13,615
 2/28/2014                     15,459                       14,066
 3/31/2014                     16,024                       14,497
 4/30/2014                     16,139                       14,546
 5/31/2014                     16,670                       15,053
 6/30/2014                     17,104                       15,453
 7/31/2014                     17,260                       15,752
 8/31/2014                     17,794                       16,107
 9/30/2014                     16,555                       14,913
10/31/2014                     16,646                       15,089
11/30/2014                     16,472                       14,930
12/31/2014                     15,780                       14,241
 1/31/2015                     15,905                       14,327
 2/28/2015                     16,364                       14,770
 3/31/2015                     16,089                       14,560
 4/30/2015                     17,198                       15,680
 5/31/2015                     16,589                       15,052
 6/30/2015                     16,147                       14,661
 7/31/2015                     15,067                       13,645
 8/31/2015                     13,753                       12,411
 9/30/2015                     13,463                       12,038
10/31/2015                     14,234                       12,896
11/30/2015                     13,776                       12,393
12/31/2015                     13,436                       12,117
 1/31/2016                     12,813                       11,331
 2/29/2016                     12,737                       11,312
 3/31/2016                     14,411                       12,809
 4/30/2016                     14,583                       12,879
 5/31/2016                     13,958                       12,398
 6/30/2016                     14,731                       12,894
 7/31/2016                     15,541                       13,543
 8/31/2016                     15,696                       13,879           Past performance is not predictive of
 9/30/2016                     15,906                       14,058           future performance.
10/31/2016                     15,923                       14,091           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                11.87%       1.69%       4.76%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index/SM/.............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

           Russell 2000(R) Value Index (small-cap value
             stocks).........................................  8.81%
           Russell 2000(R) Growth Index (small-cap growth
             stocks)......................................... -0.49%
           Russell 1000(R) Value Index (large-cap value
             stocks).........................................  6.37%
           Russell 1000(R) Growth Index (large-cap growth
             stocks).........................................  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2016, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2016, the total return was 4.75% for the Portfolio and 4.51% for the S&P 500(R) Index, the Portfolio's benchmark. Relative to the benchmark, the Portfolio's outperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was greater than the average interest rate priced into the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to lower total market capitalization large company stocks, value stocks, and higher large cap profitability stocks relative to the U.S. large-cap universe. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.51% for the Portfolio and 4.26% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks of large companies, which detracted from the Portfolio's performance as mid-cap stocks underperformed.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.58% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Portfolio's performance relative to the benchmark, as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from performance relative to the benchmark, as REITs and utilities outperformed most other sectors during the period.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.21% for the Portfolio's Class R1 shares, 4.04% for the Portfolio's Class R2 shares, 4.29% for the Portfolio's Institutional Class shares, and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks underperformed small-caps during the period and detracted from the Portfolio's performance, relative to the benchmark. Within small-cap and mid-cap value stocks, the Portfolio's greater emphasis on higher profitability stocks detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small capitalization value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.49% for the Portfolio and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio invests in a broader market capitalization range of securities than the benchmark. This detracted from the Portfolio's performance relative to the benchmark, as stocks above the range of market capitalization held by the benchmark underperformed. The Portfolio's greater allocation than the benchmark to deep value stocks also detracted from relative performance. Within small-cap value stocks, the Portfolio's greater emphasis on stocks with higher profitability detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.68% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.47% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.28% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.89% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark, as REITs outperformed most other sectors during the period. Within small-cap stocks, the Portfolio excluded certain stocks with lower profitability and higher relative price, which benefited the Portfolio's performance. These excluded stocks generally underperformed the benchmark return during the period.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.32% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. Within small-caps, the Portfolio excluded certain stocks with lower profitability and higher relative price, which contributed to outperformance over the benchmark. These excluded stocks generally underperformed the benchmark return during the period. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark as REITs outperformed most other sectors during the period.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2016, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2016, total returns were 6.89% for the Portfolio, 4.96% for the Dow Jones U.S. Select REIT Index/SM/, the Portfolio's benchmark, and 4.51% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT Index/SM/ were the primary driver of the Portfolio's outperformance relative to the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                               RETURN IN U.S. DOLLARS
                                               ----------------------
           MSCI World ex USA Index............         -2.27%
           MSCI World ex USA Small Cap Index..          3.96%
           MSCI World ex USA Value Index......         -2.07%
           MSCI World ex USA Growth Index.....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                 RETURN IN U.S. DOLLARS
                                                 ----------------------
        MSCI Emerging Markets Index.............         9.27%
        MSCI Emerging Markets Small Cap Index...         4.78%
        MSCI Emerging Markets Value Index.......         8.60%
        MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benfitted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

  TEN LARGEST EMERGING MARKETS BY MARKET
  CAP                                      LOCAL RETURN RETURN IN U.S. DOLLARS
  --------------------------------------   ------------ ----------------------
  China...................................     1.62%             1.54%
  Korea...................................     5.56%             5.17%
  Taiwan..................................    14.56%            17.85%
  India...................................     6.28%             3.99%
  South Africa............................    -0.92%             1.46%
  Brazil..................................    40.59%            70.69%
  Mexico..................................     8.65%            -4.51%
  Russia..................................    17.86%            18.61%
  Malaysia................................     4.44%             6.95%
  Indonesia...............................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2016

   Publicly traded global real estate investment trusts (REITs) and REIT-like securities produced positive overall returns during the period. REITs and REIT-like securities generally outperformed developed non-U.S. equity markets but underperformed U.S. and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance and outperformed non-U.S. REITs and REIT-like securities overall. Across larger REIT and REIT-like markets, Japan and Australia were among the stronger performers, while the U.K. had the weakest performance during the period. As measured by the S&P Global REIT Index, industrial and healthcare REITs and REIT-like securities had the largest gains, while hotel/resort and retail REITs and REIT-like securities had the weakest returns.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                     RETURN IN U.S. DOLLARS
                                                     ----------------------
    S&P Global ex U.S. REIT Index (net dividends)...         1.28%
    S&P Global REIT Index (net dividends)...........         3.89%

----------
Source: Standard and Poor's. Copyright S&P, 2016. All rights reserved.

For funds investing in non-US REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,300 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were -1.30% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on large company stocks with relatively smaller market capitalization rather than on the broad large-cap universe contributed positively to its performance relative to the benchmark, as those stocks outperformed for the period.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization and lower relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 5,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.62% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large- and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks generally outperformed during the period.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 5.43% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of each Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Funds' greater allocation than the benchmark to micro-cap securities was the primary driver of outperformance, as micro caps generally outperformed other small-cap securities. The Master Funds generally exclude real estate investment trusts (REITs), which also contributed positively to relative performance, as REITs generally underperformed the benchmark.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 14.04% for the Portfolio and 13.21% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocation than the benchmark to micro-cap securities had a positive impact on its performance relative to the benchmark , as micro-caps generally outperformed other small-cap securities. The Master Fund's outperformance was partially offset by the exclusion of real estate investment trusts (REITs), which outperformed the overall benchmark.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 850 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 16.18% for the Portfolio and 10.56% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund's exclusion of small- and micro-cap stocks with high relative price (growth) and low profitability contributed to outperformance relative to the benchmark, as that segment of the market underperformed. The Master Fund's holdings of micro-cap securities, which were held at higher weight than in the benchmark, outperformed and also contributed positively to relative performance. In addition, due to differences in methodology the Master Fund may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion; during the period, these securities also outperformed, contributing to the Master Fund's relative performance.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -16.20% for the Portfolio and -15.89% for the MSCI UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's overall performance was adversely affected by the British vote on June 23, 2016 to exit the European Union. The Master Fund's investments are denominated primarily in British pounds, which depreciated approximately 16% from the aftermath of the vote through October 31, 2016. The Master Fund generally excludes real estate investment trusts (REITs), which contributed positively to its performance relative to the benchmark, as REITs in the U.K. underperformed all other sectors during the period. This was offset by differences between the Master Fund's and the benchmark's holdings in the consumer discretionary sector, as the benchmark's holdings in this sector outperformed those of the Master Fund.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,160 securities in 14 eligible developed European countries plus Israel. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 5.70% for the Portfolio and 2.61% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the European (excluding the U.K.) and Israeli equity markets rather than by the behavior of a limited number of stocks. The Master Fund's holdings of microcap securities, held at a higher weight than in the benchmark, outperformed and contributed to performance relative to the benchmark. In addition, due to differences in methodology, the Master Fund may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion. During the period, the Master Fund's holdings of these securities outperformed and contributed positively to relative performance. The Master Fund generally excludes real estate investment trusts (REITs), which contributed positively to outperformance relative to the benchmark, as REITs underperformed the overall index.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2016, the Portfolio held approximately 260 securities in 21 approved developed ex U.S. and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.05% for the Portfolio and 1.28% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in developed ex U.S. real estate securities markets rather than by the behavior of a limited number of stocks. The Portfolio's overall performance and its benchmark were adversely affected by the British vote on June 23, 2016 to exit the European Union. The Portfolio held an average weight of approximately 15% in UK REITs over the one year period ended October 31, 2016. The Portfolio's exclusion of Thailand REITs, which outperformed and were included in the benchmark, detracted from the Portfolio's performance relative to the benchmark. In addition, small holdings differences in Japan, the U.K., and Australia, resulting from differences in the classification of eligible securities between the Portfolio and the benchmark, also detracted from relative performance.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in developed and emerging markets. As of October 31, 2016, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2016, the Portfolio held, either directly or through the underlying portfolios, approximately 410 securities in 22 approved developed and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.87% for the Portfolio and 3.89% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's overall performance and its benchmark were adversely affected by the British vote on June 23, 2016 to exit the European Union. The Portfolio held an average weight of approximately 5% in UK REITs over the one year period ended October 31, 2016. The Portfolio's holdings in the U.S. outperformed those in the benchmark. Withholding tax rate differences between the Portfolio and the benchmark also contributed positively to the Portfolio's relative performance relative to the benchmark.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held over 2,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.09% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio focuses on deep value stocks, while the benchmark does not. This difference had a positive impact on the Portfolio's performance relative to the benchmark, as value stocks generally outperformed during the period. The Portfolio generally excludes real estate investment trusts (REITs), which also had a positive impact on relative outperformance as REITs underperformed the benchmark.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 4,600 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.21% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held approximately 4,900 securities in 41 eligible developed ex US and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.54% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds invest primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Underlying Funds' emphasis on deep value stocks contributed positively to the Portfolio's performance relative to the benchmark, as that segment of the market outperformed for the year. The Underlying Funds' inclusion of and emphasis on small and mid-cap stocks also contributed positively to the Portfolio's performance relative to the benchmark, as those stocks outperformed for the period.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small and mid-cap value stocks in developed ex U.S. and emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 3,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 7.18% for the Portfolio and 4.22% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on value stocks, compared to the benchmark, which is neutral with regard to value or growth stocks, had a positive impact on the Portfolio's performance relative to the benchmark, as value stocks generally outperformed during the period. The Portfolio generally excludes real estate investment trusts (REITs), which also contributed positively to relative performance as REITs underperformed the benchmark.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization and lower relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 7,000 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.58% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily holds large and mid-cap stocks. The Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 3.73% for the Portfolio and 2.05% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks. The Underlying Funds' greater exposure than the benchmark to smaller and deeper value stocks, both of which generally outperformed the benchmark, contributed to the Portfolio's performance relative to the benchmark.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2016, total returns were 4.32% for the Portfolio and 2.05% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all eligible countries but had a lower allocation than the benchmark to the U.S. and a higher allocation than the benchmark to emerging markets. For the period, emerging markets securities outperformed both U.S. and developed ex U.S. securities, and the Underlying Funds' country allocation contributed to the Portfolio's performance relative to the benchmark. The Underlying Funds' greater exposure than the benchmark to smaller and deeper value stocks, both of which outperformed, contributed to the Portfolio's relative performance. To a lesser extent, the Portfolio's strategy of selectively hedging foreign currency exposure contributed to relative returns, particularly hedging British pound exposure, as the British pound depreciated against the U.S. dollar.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 11.01% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Master Fund was driven primarily by country allocation differences between the Master Fund and the benchmark. The Master Fund's lesser allocation to China contributed positively to the Portfolio's performance relative to the benchmark, as China underperformed the benchmark during the period. The Master Fund's greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Master Fund's emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 3,600 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 13.96% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Master Fund was driven primarily by size allocation differences between the Master Fund and the benchmark. The Master Fund focuses on small-cap stocks while the benchmark primarily holds large-cap and mid-cap stocks. Emerging markets small-cap stocks outperformed emerging markets large-caps and mid-caps during the period, contributing to the Master Fund's outperformance relative to the benchmark. The Master Fund's lesser allocation to China also contributed positively to relative performance, as China underperformed the benchmark during the period. The Master Fund's greater allocation to Brazil also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 14.98% for the Portfolio's Class R2 shares, 15.23% for the Portfolio's Institutional
Class shares, and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in low relative price (value) stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on the lowest relative price (deep value) stocks contributed positively to the Portfolio's performance relative to the benchmark, as that segment of the market outperformed for the year, especially among small-caps. In addition, differences in country allocations contributed positively to the Master Fund's relative performance. The Master Fund held a lesser allocation to China, which underperformed, and a greater allocation to Brazil, which outperformed, in each case contributing positively to relative performance.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 4,400 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 11.87% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of small-cap securities, particularly the lowest relative price

(deep value) small-cap securities, contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. At the country level, the Portfolio's lesser allocation to China benefited relative performance, as China underperformed. In addition, the Portfolio's greater allocation to Brazil had a positive impact on the Portfolio's relative performance, as Brazil was the strongest performer in the benchmark for the year.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2016
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/16  10/31/16    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,040.10    0.23%    $1.18
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.98    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.80    0.17%    $0.87
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.28    0.17%    $0.87

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,046.00    0.27%    $1.39
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.78    0.27%    $1.37

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,036.30    0.47%    $2.41
    Class R2 Shares................. $1,000.00 $1,035.10    0.62%    $3.17
    Institutional Class Shares...... $1,000.00 $1,036.80    0.37%    $1.89
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.77    0.47%    $2.39
    Class R2 Shares................. $1,000.00 $1,022.02    0.62%    $3.15
    Institutional Class Shares...... $1,000.00 $1,023.28    0.37%    $1.88

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.50    0.52%    $2.66
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.52    0.52%    $2.64

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.70    0.19%    $0.97
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.18    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,039.40    0.22%    $1.13
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.03    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,038.70    0.32%    $1.64
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.53    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                            BEGINNING  ENDING              EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                              VALUE    VALUE     EXPENSE    DURING
                                            05/01/16  10/31/16    RATIO*   PERIOD*
                                            --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,041.40    0.37%    $1.90
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.28    0.37%    $1.88

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,045.90    0.52%    $2.67
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.52    0.52%    $2.64

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,018.40    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,024.23    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,011.00    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.73    0.28%    $1.42

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,019.00    0.38%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,023.23    0.38%    $1.93

INTERNATIONAL SMALL COMPANY PORTFOLIO*****
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,023.90    0.54%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.42    0.54%    $2.75

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,133.50    0.54%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.42    0.54%    $2.75

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,064.00    0.55%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,022.37    0.55%    $2.80

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/16  10/31/16    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  882.00    0.59%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.59%    $3.00

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.10    0.55%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.37    0.55%    $2.80

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  939.00    0.28%    $1.36
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.73    0.28%    $1.42

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO****
-----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  990.00    0.24%    $1.20
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.93    0.24%    $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,026.70    0.68%    $3.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.72    0.68%    $3.46

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,026.10    0.49%    $2.50
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.67    0.49%    $2.49

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,052.00    0.52%    $2.68
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.52    0.52%    $2.64

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,038.00    0.79%    $4.05
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.17    0.79%    $4.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.40    0.47%    $2.41
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.77    0.47%    $2.39

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,036.90    0.30%    $1.54
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.63    0.30%    $1.53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,057.20    0.35%    $1.81
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.38    0.35%    $1.78

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,091.50    0.56%    $2.94
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.32    0.56%    $2.85

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,089.60    0.71%    $3.73
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.57    0.71%    $3.61

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,104.40    0.81%    $4.28
 Institutional Class Shares................... $1,000.00 $1,105.50    0.56%    $2.96
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.06    0.81%    $4.12
 Institutional Class Shares................... $1,000.00 $1,022.32    0.56%    $2.85

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,092.00    0.61%    $3.21
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.07    0.61%    $3.10

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Funds.

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

*****The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
 U.S. Large Cap Value Portfolio................              100.0%
 Japanese Small Company Portfolio..............              100.0%
 Asia Pacific Small Company Portfolio..........              100.0%
 United Kingdom Small Company Portfolio........              100.0%
 Continental Small Company Portfolio...........              100.0%
 Emerging Markets Portfolio....................              100.0%
 Emerging Markets Small Cap Portfolio..........              100.0%
 Emerging Markets Value Portfolio..............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

                International Small Company Portfolio... 100.0%
                World ex U.S. Value Portfolio........... 100.0%
                World Core Equity Portfolio............. 100.0%
                Selectively Hedged Global Equity
                  Portfolio............................. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
              Corporate....................................  27.2%
              Government...................................  38.1%
              Foreign Corporate............................  16.8%
              Foreign Government...........................  15.9%
              Supranational................................   2.0%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. LARGE CAP EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   9.3%
              Energy.......................................   6.2%
              Financials...................................  13.6%
              Health Care..................................  13.0%
              Industrials..................................  11.9%
              Information Technology.......................  21.1%
              Materials....................................   3.9%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.1%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  12.9%
              Consumer Staples.............................   2.8%
              Energy.......................................   8.1%
              Financials...................................  27.5%
              Health Care..................................   4.7%
              Industrials..................................  20.1%
              Information Technology.......................  14.8%
              Materials....................................   6.9%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.3%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   4.6%
              Energy.......................................  10.7%
              Financials...................................  27.3%
              Health Care..................................   4.5%
              Industrials..................................  19.1%
              Information Technology.......................  13.8%
              Materials....................................   5.7%
              Real Estate..................................   0.2%
              Telecommunication Services...................   0.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.0%
              Financials...................................  14.7%
              Health Care..................................  11.4%
              Industrials..................................  13.3%
              Information Technology.......................  20.0%
              Materials....................................   4.5%
              Real Estate..................................   0.2%
              Telecommunication Services...................   2.7%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.4%
              Consumer Staples.............................   7.3%
              Energy.......................................   7.4%
              Financials...................................  17.3%
              Health Care..................................  10.7%
              Industrials..................................  14.0%
              Information Technology.......................  18.7%
              Materials....................................   4.7%
              Real Estate..................................   0.3%
              Telecommunication Services...................   3.0%
              Utilities....................................   2.2%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   4.8%
              Energy.......................................   7.9%
              Financials...................................  24.6%
              Health Care..................................   8.1%
              Industrials..................................  15.6%
              Information Technology.......................  15.1%
              Materials....................................   5.3%
              Real Estate..................................   0.5%
              Telecommunication Services...................   2.7%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   4.6%
              Energy.......................................   4.2%
              Financials...................................  19.8%
              Health Care..................................   8.3%
              Industrials..................................  19.1%
              Information Technology.......................  16.2%
              Materials....................................   5.8%
              Real Estate..................................   0.6%
              Telecommunication Services...................   1.0%
              Utilities....................................   4.4%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  16.3%
              Consumer Staples.............................   3.5%
              Energy.......................................   2.7%
              Financials...................................  21.8%
              Health Care..................................   9.6%
              Industrials..................................  20.8%
              Information Technology.......................  14.3%
              Materials....................................   5.6%
              Real Estate..................................   0.9%
              Telecommunication Services...................   1.8%
              Utilities....................................   2.7%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  13.4%
              Consumer Staples.............................  11.2%
              Energy.......................................   6.3%
              Financials...................................  20.1%
              Health Care..................................   9.6%
              Industrials..................................  14.2%
              Information Technology.......................   5.0%
              Materials....................................   9.7%
              Real Estate..................................   2.1%
              Telecommunication Services...................   4.8%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   8.1%
              Energy.......................................   7.2%
              Financials...................................  17.0%
              Health Care..................................   5.7%
              Industrials..................................  18.0%
              Information Technology.......................   6.4%
              Materials....................................  13.2%
              Real Estate..................................   2.6%
              Telecommunication Services...................   2.9%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Health Care..................................   0.2%
              Real Estate..................................  99.8%
                                                            -----
                                                            100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
              Affiliated Investment Companies..............  67.4%
              Real Estate..................................  32.6%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  14.1%
              Consumer Staples.............................   5.5%
              Energy.......................................   7.0%
              Financials...................................  18.5%
              Health Care..................................   1.7%
              Industrials..................................  23.8%
              Information Technology.......................   5.2%
              Materials....................................  19.9%
              Real Estate..................................   2.8%
              Telecommunication Services...................   0.5%
              Utilities....................................   1.0%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   7.0%
              Energy.......................................   7.8%
              Financials...................................  18.0%
              Health Care..................................   4.7%
              Industrials..................................  18.9%
              Information Technology.......................   6.9%
              Materials....................................  14.8%
              Real Estate..................................   2.7%
              Telecommunication Services...................   2.0%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.6%
              Energy.......................................   5.7%
              Financials...................................  18.3%
              Health Care..................................   2.2%
              Industrials..................................  20.0%
              Information Technology.......................   7.0%
              Materials....................................  19.4%
              Real Estate..................................   4.3%
              Telecommunication Services...................   1.2%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.1%
              Consumer Staples.............................   7.7%
              Energy.......................................   6.9%
              Financials...................................  17.9%
              Health Care..................................   5.0%
              Industrials..................................  16.4%
              Information Technology.......................   8.9%
              Materials....................................  12.8%
              Real Estate..................................   3.2%
              Telecommunication Services...................   2.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   8.6%
              Energy.......................................   6.3%
              Financials...................................  19.9%
              Health Care..................................   3.7%
              Industrials..................................   9.6%
              Information Technology.......................  18.6%
              Materials....................................   9.9%
              Real Estate..................................   3.5%
              Telecommunication Services...................   4.3%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             -------   ------
                                                              (000)
BONDS -- (83.5%)
AUSTRALIA -- (7.0%)
ANZ New Zealand International Ltd.
               1.400%, 04/27/17.............................   1,600 $ 1,601,467
Commonwealth Bank of Australia
               1.900%, 09/18/17.............................   3,250   3,266,997
##             1.375%, 09/06/18.............................   3,000   2,990,274
Westpac Banking Corp.
               1.500%, 12/01/17.............................   2,500   2,504,013
               2.250%, 07/30/18.............................   3,000   3,037,617
Other Securities............................................           2,919,569
                                                                     -----------
TOTAL AUSTRALIA.............................................          16,319,937
                                                                     -----------

CANADA -- (11.4%)
Ontario, Province of Canada
               2.000%, 09/27/18.............................   6,700   6,797,934
Quebec, Province of Canada
               4.625%, 05/14/18.............................   5,000   5,265,115
Royal Bank of Canada
               1.250%, 06/16/17.............................   2,000   2,000,960
               1.500%, 01/16/18.............................   2,000   2,003,486
Toronto-Dominion Bank (The)
               1.400%, 04/30/18.............................   3,000   3,001,851
               1.750%, 07/23/18.............................   2,000   2,010,198
Other Securities............................................           5,625,334
                                                                     -----------
TOTAL CANADA................................................          26,704,878
                                                                     -----------

DENMARK -- (2.0%)
Kommunekredit
               1.250%, 08/27/18.............................   3,300   3,305,610
Other Securities............................................           1,501,200
                                                                     -----------
TOTAL DENMARK...............................................           4,806,810
                                                                     -----------

FINLAND -- (2.8%)
Municipality Finance P.L.C.
               1.125%, 04/17/18.............................   4,500   4,500,454
Other Securities............................................           2,002,806
                                                                     -----------
TOTAL FINLAND...............................................           6,503,260
                                                                     -----------

FRANCE -- (2.0%)
BNP Paribas SA
               1.375%, 03/17/17.............................   1,800   1,801,743
Societe Generale SA
               2.750%, 10/12/17.............................   1,980   2,005,522
Other Securities............................................           1,001,024
                                                                     -----------
TOTAL FRANCE................................................           4,808,289
                                                                     -----------

GERMANY -- (11.0%)
Erste Abwicklungsanstalt
               1.000%, 10/13/17.............................   1,800   1,798,166
               1.125%, 02/12/18.............................   2,000   1,997,082

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................   5,000 $ 5,005,225
KFW
    1.000%, 09/07/18.............................   3,000   2,995,332
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.000%, 04/23/18.............................   5,500   5,489,847
State of North Rhine-Westphalia
    1.125%, 11/21/17.............................   3,000   2,999,586
    1.375%, 07/16/18.............................   2,500   2,508,507
Other Securities.................................           2,915,935
                                                          -----------
TOTAL GERMANY....................................          25,709,680
                                                          -----------

IRELAND -- (0.5%)
Other Securities.................................           1,204,738
                                                          -----------

JAPAN -- (3.9%)
Toyota Motor Credit Corp.
    1.750%, 05/22/17.............................   5,000   5,019,315
    1.550%, 07/13/18.............................   1,500   1,506,684
Other Securities.................................           2,726,816
                                                          -----------
TOTAL JAPAN......................................           9,252,815
                                                          -----------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................   5,000   4,982,860
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   3,435   3,446,600
Nederlandse Waterschapsbank NV
    0.875%, 07/13/18.............................   3,500   3,482,451
Other Securities.................................           3,839,402
                                                          -----------
TOTAL NETHERLANDS................................          15,751,313
                                                          -----------

NORWAY -- (1.2%)
Statoil ASA
    1.200%, 01/17/18.............................   2,000   1,995,908
Other Securities.................................             748,997
                                                          -----------
TOTAL NORWAY.....................................           2,744,905
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.0%)
African Development Bank
    1.625%, 10/02/18.............................   2,250   2,271,440
                                                          -----------

SWEDEN -- (3.6%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................   3,000   2,997,069
Svensk Exportkredit AB
    1.125%, 04/05/18.............................   2,430   2,430,705

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   3,000 $3,007,401
                                                          ----------
TOTAL SWEDEN.....................................          8,435,175
                                                          ----------

SWITZERLAND -- (0.9%)
Other Securities.................................          2,098,249
                                                          ----------

UNITED KINGDOM -- (3.5%)
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................   4,000  3,983,600
Other Securities.................................          4,117,071
                                                          ----------
TOTAL UNITED KINGDOM.............................          8,100,671
                                                          ----------

UNITED STATES -- (26.0%)
AT&T, Inc.
    2.400%, 03/15/17.............................  $1,500  1,507,641
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18.............................   2,000  2,009,944
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   4,000  4,018,224
Capital One Financial Corp.
    5.250%, 02/21/17.............................   1,492  1,510,249
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   1,500  1,507,014
Chevron Corp.
    1.344%, 11/09/17.............................   3,200  3,206,624
    1.365%, 03/02/18.............................   1,762  1,764,867
Cisco Systems, Inc.
    1.650%, 06/15/18.............................   5,300  5,337,243
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   3,000  3,010,707
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   1,715  1,721,949
NYSE Euronext
    2.000%, 10/05/17.............................   1,500  1,512,765

                                                 FACE
                                                AMOUNT^    VALUE+
                                                -------    ------
                                                 (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
      1.200%, 06/01/18......................... $ 5,000 $  5,003,205
UnitedHealth Group, Inc.
      6.000%, 06/15/17.........................   1,500    1,545,975
Other Securities...............................           27,214,231
                                                        ------------
TOTAL UNITED STATES............................           60,870,638
                                                        ------------
TOTAL BONDS....................................          195,582,798
                                                        ------------

AGENCY OBLIGATIONS -- (5.6%)
Federal Home Loan Mortgage Corporation
      0.750%, 01/12/18.........................   8,000    7,998,264
Federal National Mortgage Association
      1.875%, 09/18/18.........................   5,000    5,089,485
                                                        ------------
TOTAL AGENCY OBLIGATIONS.......................           13,087,749
                                                        ------------

U.S. TREASURY OBLIGATIONS -- (10.9%)
U.S. Treasury Notes
^^    0.875%, 11/15/17.........................  22,500   22,532,512
      0.875%, 01/15/18.........................   3,000    3,004,806
                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS................           25,537,318
                                                        ------------
TOTAL INVESTMENT SECURITIES....................          234,207,865
                                                        ------------

                                                SHARES
                                                ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...........      23          270
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $234,199,804)..........................          $234,208,135
                                                        ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
Bonds
 Australia....................   --    $ 16,319,937   --    $ 16,319,937
 Canada.......................   --      26,704,878   --      26,704,878
 Denmark......................   --       4,806,810   --       4,806,810
 Finland......................   --       6,503,260   --       6,503,260
 France.......................   --       4,808,289   --       4,808,289
 Germany......................   --      25,709,680   --      25,709,680
 Ireland......................   --       1,204,738   --       1,204,738
 Japan........................   --       9,252,815   --       9,252,815
 Netherlands..................   --      15,751,313   --      15,751,313
 Norway.......................   --       2,744,905   --       2,744,905

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
 Supranational Organization
   Obligations......................       -- $  2,271,440   --    $  2,271,440
 Sweden.............................       --    8,435,175   --       8,435,175
 Switzerland........................       --    2,098,249   --       2,098,249
 United Kingdom.....................       --    8,100,671   --       8,100,671
 United States......................       --   60,870,638   --      60,870,638
Agency Obligations..................       --   13,087,749   --      13,087,749
U.S. Treasury Obligations...........       --   25,537,318   --      25,537,318
Securities Lending Collateral.......       --          270   --             270
Futures Contracts**................. $251,626           --   --         251,626
                                     -------- ------------   --    ------------
TOTAL............................... $251,626 $234,208,135   --    $234,459,761
                                     ======== ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              PERCENTAGE
                                       SHARES     VALUE+    OF NET ASSETS**
                                       ------     ------    ---------------
    COMMON STOCKS -- (94.5%)
    Consumer Discretionary -- (14.2%)
    *   Amazon.com, Inc...............  16,644 $ 13,145,764            1.5%
        Comcast Corp. Class A......... 135,240    8,360,537            1.0%
        Home Depot, Inc. (The)........  49,003    5,978,856            0.7%
        McDonald's Corp...............  34,541    3,888,280            0.5%
        Time Warner, Inc..............  36,139    3,216,010            0.4%
        Walt Disney Co. (The).........  67,452    6,252,126            0.7%
        Other Securities..............           86,938,994           10.2%
                                               ------------           -----
    Total Consumer Discretionary......          127,780,567           15.0%
                                               ------------           -----
    Consumer Staples -- (8.8%)
        Altria Group, Inc.............  79,821    5,277,765            0.6%
        Coca-Cola Co. (The)........... 142,593    6,045,943            0.7%
        CVS Health Corp...............  48,410    4,071,281            0.5%
        PepsiCo, Inc..................  58,593    6,281,170            0.7%
        Philip Morris International,
         Inc..........................  47,352    4,566,627            0.5%
        Procter & Gamble Co. (The).... 103,082    8,947,518            1.1%
        Wal-Mart Stores, Inc..........  86,141    6,031,593            0.7%
        Other Securities..............           37,710,466            4.5%
                                               ------------           -----
    Total Consumer Staples............           78,932,363            9.3%
                                               ------------           -----
    Energy -- (5.9%)
        Chevron Corp..................  61,119    6,402,215            0.8%
        Exxon Mobil Corp.............. 138,324   11,525,156            1.4%
        Schlumberger, Ltd.............  41,728    3,264,381            0.4%
        Other Securities..............           31,555,639            3.6%
                                               ------------           -----
    Total Energy......................           52,747,391            6.2%
                                               ------------           -----
    Financials -- (12.9%)
        Bank of America Corp.......... 267,185    4,408,553            0.5%
    *   Berkshire Hathaway, Inc.
         Class B......................  60,345    8,707,784            1.0%
        Citigroup, Inc................  75,262    3,699,127            0.4%
        JPMorgan Chase & Co........... 145,465   10,074,906            1.2%
        Wells Fargo & Co.............. 191,846    8,826,834            1.0%
        Other Securities..............           79,882,386            9.5%
                                               ------------           -----
    Total Financials..................          115,599,590           13.6%
                                               ------------           -----
    Health Care -- (12.3%)
        AbbVie, Inc...................  66,571    3,713,330            0.4%
        Amgen, Inc....................  29,359    4,144,316            0.5%
        Gilead Sciences, Inc..........  54,053    3,979,922            0.5%
        Johnson & Johnson............. 107,847   12,509,174            1.5%
        Medtronic P.L.C...............  40,674    3,336,082            0.4%
        Merck & Co., Inc.............. 119,713    7,029,547            0.8%
        Pfizer, Inc................... 292,583    9,277,807            1.1%
        UnitedHealth Group, Inc.......  37,625    5,317,541            0.6%
        Other Securities..............           60,905,220            7.1%
                                               ------------           -----
    Total Health Care.................          110,212,939           12.9%
                                               ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (11.2%)
      3M Co.........................................................    24,565 $  4,060,594            0.5%
      Boeing Co. (The)..............................................    23,780    3,386,985            0.4%
      General Electric Co...........................................   230,877    6,718,521            0.8%
      Honeywell International, Inc..................................    31,952    3,504,495            0.4%
      Union Pacific Corp............................................    37,430    3,300,577            0.4%
      United Parcel Service, Inc. Class B...........................    28,060    3,023,746            0.4%
      United Technologies Corp......................................    36,270    3,706,794            0.4%
      Other Securities..............................................             73,222,851            8.6%
                                                                               ------------          ------
Total Industrials...................................................            100,924,563           11.9%
                                                                               ------------          ------
Information Technology -- (19.9%)
*     Alphabet, Inc. Class A........................................     9,593    7,769,371            0.9%
*     Alphabet, Inc. Class C........................................    10,253    8,043,889            1.0%
      Apple, Inc....................................................   272,646   30,956,227            3.6%
      Cisco Systems, Inc............................................   198,197    6,080,684            0.7%
*     Facebook, Inc. Class A........................................    59,975    7,856,125            0.9%
      Intel Corp....................................................   250,249    8,726,183            1.0%
      International Business Machines Corp..........................    36,994    5,685,608            0.7%
      Mastercard, Inc. Class A......................................    39,435    4,220,334            0.5%
      Microsoft Corp................................................   268,968   16,116,563            1.9%
      Oracle Corp...................................................   121,109    4,653,008            0.6%
      QUALCOMM, Inc.................................................    57,128    3,925,836            0.5%
#     Visa, Inc. Class A............................................    58,180    4,800,432            0.6%
      Other Securities..............................................             69,767,237            8.1%
                                                                               ------------          ------
Total Information Technology........................................            178,601,497           21.0%
                                                                               ------------          ------
Materials -- (3.6%)
      Other Securities..............................................             32,740,265            3.8%
                                                                               ------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................              1,600,080            0.2%
                                                                               ------------          ------
Telecommunication Services -- (3.0%)
      AT&T, Inc.....................................................   347,768   12,794,385            1.5%
      Verizon Communications, Inc...................................   202,782    9,753,814            1.1%
      Other Securities..............................................              4,152,720            0.5%
                                                                               ------------          ------
Total Telecommunication Services....................................             26,700,919            3.1%
                                                                               ------------          ------
Utilities -- (2.5%)
      Other Securities..............................................             22,316,605            2.6%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            848,156,779           99.6%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                  7,339            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            848,164,118
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 3,254,122    3,254,122            0.4%
                                                                               ------------          ------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund................................ 3,978,329   46,037,222            5.4%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $843,199,221).............................................             $897,455,462          105.4%
                                                                               ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
Common Stocks
 Consumer Discretionary......... $127,780,567          --   --    $127,780,567
 Consumer Staples...............   78,932,363          --   --      78,932,363
 Energy.........................   52,747,391          --   --      52,747,391
 Financials.....................  115,599,590          --   --     115,599,590
 Health Care....................  110,212,939          --   --     110,212,939
 Industrials....................  100,924,563          --   --     100,924,563
 Information Technology.........  178,601,497          --   --     178,601,497
 Materials......................   32,740,265          --   --      32,740,265
 Real Estate....................    1,600,080          --   --       1,600,080
 Telecommunication Services.....   26,700,919          --   --      26,700,919
 Utilities......................   22,316,605          --   --      22,316,605
Rights/Warrants.................           -- $     7,339   --           7,339
Temporary Cash Investments......    3,254,122          --   --       3,254,122
Securities Lending Collateral...           --  46,037,222   --      46,037,222
                                 ------------ -----------   --    ------------
TOTAL........................... $851,410,901 $46,044,561   --    $897,455,462
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company.................................. $17,646,269,059
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
       $13,161,852,368)....................................... $17,646,269,059
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (85.7%)
Consumer Discretionary -- (11.1%)
#   CalAtlantic Group, Inc............................   950,452 $   30,718,609            0.4%
#   Penske Automotive Group, Inc......................   670,459     30,003,040            0.4%
    PulteGroup, Inc................................... 2,619,087     48,715,018            0.6%
#*  Toll Brothers, Inc................................ 1,825,686     50,096,824            0.6%
#   Wendy's Co. (The)................................. 2,467,549     26,748,231            0.3%
    Other Securities..................................              842,546,526           10.5%
                                                                 --------------           -----
Total Consumer Discretionary..........................            1,028,828,248           12.8%
                                                                 --------------           -----
Consumer Staples -- (2.4%)
    Ingredion, Inc....................................   308,331     40,443,777            0.5%
*   Post Holdings, Inc................................   452,753     34,513,361            0.4%
    Other Securities..................................              152,404,280            1.9%
                                                                 --------------           -----
Total Consumer Staples................................              227,361,418            2.8%
                                                                 --------------           -----
Energy -- (7.0%)
#   CONSOL Energy, Inc................................ 2,053,549     34,807,656            0.4%
#   Helmerich & Payne, Inc............................   981,328     61,931,610            0.8%
#   Nabors Industries, Ltd............................ 2,649,417     31,528,062            0.4%
#   Patterson-UTI Energy, Inc......................... 1,467,463     32,988,568            0.4%
#*  Transocean, Ltd................................... 3,859,284     37,087,719            0.5%
*   WPX Energy, Inc................................... 2,495,721     27,103,530            0.3%
    Other Securities..................................              423,271,669            5.2%
                                                                 --------------           -----
Total Energy..........................................              648,718,814            8.0%
                                                                 --------------           -----
Financials -- (23.5%)
    Allied World Assurance Co. Holdings AG............   916,893     39,408,061            0.5%
    American Financial Group, Inc.....................   410,982     30,618,159            0.4%
    Assurant, Inc.....................................   690,273     55,580,782            0.7%
    Assured Guaranty, Ltd............................. 1,411,615     42,193,172            0.5%
    Axis Capital Holdings, Ltd........................   833,379     47,477,602            0.6%
    Endurance Specialty Holdings, Ltd.................   556,970     51,213,391            0.6%
#   Investors Bancorp, Inc............................ 3,372,014     41,340,892            0.5%
    Old Republic International Corp................... 1,651,907     27,851,152            0.4%
#   PacWest Bancorp................................... 1,062,252     46,091,114            0.6%
#   People's United Financial, Inc.................... 3,573,174     58,028,346            0.7%
#   Prosperity Bancshares, Inc........................   566,971     31,449,881            0.4%
    Reinsurance Group of America, Inc.................   529,505     57,112,409            0.7%
#   RenaissanceRe Holdings, Ltd.......................   413,158     51,351,408            0.6%
    Umpqua Holdings Corp.............................. 2,309,943     35,295,929            0.4%
    Validus Holdings, Ltd.............................   731,070     37,357,677            0.5%
#   WR Berkley Corp...................................   503,536     28,751,906            0.4%
#   Zions Bancorporation.............................. 2,055,260     66,199,925            0.8%
    Other Securities..................................            1,442,305,161           17.8%
                                                                 --------------           -----
Total Financials......................................            2,189,626,967           27.1%
                                                                 --------------           -----
Health Care -- (4.1%)
    Other Securities..................................              378,473,936            4.7%
                                                                 --------------           -----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES        VALUE+     OF NET ASSETS**
                                                                       ------        ------     ---------------
Industrials -- (17.2%)
*     AECOM.........................................................   1,159,540 $   32,293,189            0.4%
      AGCO Corp.....................................................     894,626     45,697,496            0.6%
      Curtiss-Wright Corp...........................................     299,743     26,862,968            0.3%
#*    Genesee & Wyoming, Inc. Class A...............................     449,223     30,520,211            0.4%
*     Jacobs Engineering Group, Inc.................................   1,318,143     67,989,816            0.8%
*     Quanta Services, Inc..........................................   1,588,395     45,666,356            0.6%
      Ryder System, Inc.............................................     518,458     35,975,801            0.5%
#     Trinity Industries, Inc.......................................   1,681,931     35,909,227            0.4%
*     United Rentals, Inc...........................................     381,529     28,866,484            0.4%
      Other Securities..............................................              1,250,108,938           15.4%
                                                                                 --------------          ------
Total Industrials...................................................              1,599,890,486           19.8%
                                                                                 --------------          ------
Information Technology -- (12.7%)
*     Arrow Electronics, Inc........................................     917,670     56,087,990            0.7%
      Avnet, Inc....................................................   1,392,357     58,409,376            0.7%
#*    Cirrus Logic, Inc.............................................     580,482     31,334,418            0.4%
#*    First Solar, Inc..............................................     938,396     37,995,654            0.5%
      Ingram Micro, Inc. Class A....................................   1,355,507     50,424,860            0.6%
      Marvell Technology Group, Ltd.................................   2,895,763     37,731,792            0.5%
      Other Securities..............................................                906,143,941           11.2%
                                                                                 --------------          ------
Total Information Technology........................................              1,178,128,031           14.6%
                                                                                 --------------          ------
Materials -- (5.9%)
      Albemarle Corp................................................     447,820     37,415,361            0.5%
      Huntsman Corp.................................................   1,712,055     29,019,332            0.4%
      Reliance Steel & Aluminum Co..................................     799,232     54,971,177            0.7%
      Steel Dynamics, Inc...........................................   1,783,702     48,980,457            0.6%
      Other Securities..............................................                377,919,526            4.6%
                                                                                 --------------          ------
Total Materials.....................................................                548,305,853            6.8%
                                                                                 --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                 31,044,144            0.4%
                                                                                 --------------          ------
Telecommunication Services -- (1.1%)
#     Frontier Communications Corp..................................  10,593,249     42,584,861            0.5%
      Other Securities..............................................                 60,816,043            0.8%
                                                                                 --------------          ------
Total Telecommunication Services....................................                103,400,904            1.3%
                                                                                 --------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                 41,264,674            0.5%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              7,975,043,475           98.8%
                                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES.........................................              7,975,043,475
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%.......................................................  87,592,812     87,592,812            1.1%
                                                                                 --------------          ------

SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@  DFA Short Term Investment Fund................................ 107,201,971  1,240,541,205           15.4%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,412,322,925)...........................................               $9,303,177,492          115.3%
                                                                                 ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $1,028,828,248              --   --    $1,028,828,248
 Consumer Staples...............    227,361,418              --   --       227,361,418
 Energy.........................    648,718,814              --   --       648,718,814
 Financials.....................  2,189,620,054  $        6,913   --     2,189,626,967
 Health Care....................    378,473,936              --   --       378,473,936
 Industrials....................  1,599,890,486              --   --     1,599,890,486
 Information Technology.........  1,178,128,031              --   --     1,178,128,031
 Materials......................    548,305,853              --   --       548,305,853
 Real Estate....................     31,044,144              --   --        31,044,144
 Telecommunication Services.....    103,400,904              --   --       103,400,904
 Utilities......................     41,264,674              --   --        41,264,674
Temporary Cash Investments......     87,592,812              --   --        87,592,812
Securities Lending Collateral...             --   1,240,541,205   --     1,240,541,205
Futures Contracts**.............     (2,038,880)             --   --        (2,038,880)
                                 --------------  --------------   --    --------------
TOTAL........................... $8,060,590,494  $1,240,548,118   --    $9,301,138,612
                                 ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (11.2%)
    Aaron's, Inc...................................... 2,619,654 $   64,731,650            0.5%
#   Marriott Vacations Worldwide Corp.................   886,647     56,373,016            0.5%
    Scholastic Corp................................... 1,405,229     53,750,009            0.4%
    Other Securities..................................            1,437,550,390           11.4%
                                                                 --------------           -----
Total Consumer Discretionary..........................            1,612,405,065           12.8%
                                                                 --------------           -----
Consumer Staples -- (3.9%)
*   Darling Ingredients, Inc.......................... 5,273,808     71,723,789            0.6%
#   Fresh Del Monte Produce, Inc...................... 1,819,097    109,782,504            0.9%
#*  Post Holdings, Inc................................   729,726     55,627,013            0.4%
#*  Seaboard Corp.....................................    18,550     62,791,750            0.5%
    Other Securities..................................              266,035,208            2.1%
                                                                 --------------           -----
Total Consumer Staples................................              565,960,264            4.5%
                                                                 --------------           -----
Energy -- (9.1%)
#   Nabors Industries, Ltd............................ 6,743,367     80,246,067            0.6%
#*  Oasis Petroleum, Inc.............................. 7,099,759     74,476,472            0.6%
#   Patterson-UTI Energy, Inc......................... 5,206,407    117,040,029            0.9%
#*  PDC Energy, Inc................................... 1,354,503     83,071,669            0.7%
#   Rowan Cos. P.L.C. Class A......................... 4,670,168     61,973,129            0.5%
*   RSP Permian, Inc.................................. 2,076,424     74,958,906            0.6%
#*  WPX Energy, Inc................................... 8,320,294     90,358,393            0.7%
    Other Securities..................................              728,160,751            5.8%
                                                                 --------------           -----
Total Energy..........................................            1,310,285,416           10.4%
                                                                 --------------           -----
Financials -- (23.3%)
    American Equity Investment Life Holding Co........ 3,022,120     54,186,612            0.4%
    Argo Group International Holdings, Ltd............ 1,114,881     61,987,384            0.5%
    Aspen Insurance Holdings, Ltd..................... 2,180,395    105,204,059            0.8%
#   Associated Banc-Corp.............................. 5,119,075    103,917,222            0.8%
    CNO Financial Group, Inc.......................... 5,075,652     76,540,832            0.6%
    Endurance Specialty Holdings, Ltd................. 1,510,269    138,869,235            1.1%
#   FNB Corp.......................................... 4,087,225     53,420,031            0.4%
#   Fulton Financial Corp............................. 5,483,715     81,707,353            0.7%
#   Hancock Holding Co................................ 2,430,305     81,536,733            0.7%
#   Hanover Insurance Group, Inc. (The)............... 1,211,123     92,275,461            0.7%
#   Iberiabank Corp................................... 1,089,503     71,525,872            0.6%
#   Kemper Corp....................................... 1,719,925     64,583,184            0.5%
    MB Financial, Inc................................. 2,019,391     73,485,638            0.6%
#   Old National Bancorp.............................. 3,911,008     57,491,818            0.5%
#   Provident Financial Services, Inc................. 2,304,932     52,298,907            0.4%
#   Selective Insurance Group, Inc.................... 1,813,049     66,992,161            0.5%
#   Washington Federal, Inc........................... 3,026,177     82,463,323            0.7%
#   Webster Financial Corp............................ 1,721,848     69,562,659            0.6%
#   Wintrust Financial Corp........................... 1,662,760     89,705,902            0.7%
    Other Securities..................................            1,872,244,452           14.8%
                                                                 --------------           -----
Total Financials......................................            3,349,998,838           26.6%
                                                                 --------------           -----
Health Care -- (3.9%)
#*  LifePoint Health, Inc............................. 1,329,027     79,542,266            0.6%
    Other Securities..................................              478,998,709            3.8%
                                                                 --------------           -----
Total Health Care.....................................              558,540,975            4.4%
                                                                 --------------           -----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (16.3%)
#     AMERCO........................................................     257,968 $    83,166,304            0.7%
#*    DigitalGlobe, Inc.............................................   2,364,203      59,341,495            0.5%
#*    Esterline Technologies Corp...................................   1,119,490      82,226,540            0.7%
#     GATX Corp.....................................................   1,668,824      73,044,426            0.6%
#     Terex Corp....................................................   2,260,148      53,972,334            0.4%
#*    WESCO International, Inc......................................   1,292,611      70,059,516            0.6%
      Other Securities..............................................               1,921,247,349           15.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,343,057,964           18.6%
                                                                                 ---------------          ------
Information Technology -- (11.8%)
*     CACI International, Inc. Class A..............................     858,360      83,990,526            0.7%
#     Convergys Corp................................................   3,815,481     111,412,045            0.9%
      MKS Instruments, Inc..........................................   1,746,536      88,112,741            0.7%
*     Sanmina Corp..................................................   2,632,783      72,796,450            0.6%
#     SYNNEX Corp...................................................   1,127,587     115,622,771            0.9%
*     Tech Data Corp................................................   1,052,415      81,057,003            0.7%
#     Vishay Intertechnology, Inc...................................   4,973,378      70,124,630            0.6%
      Other Securities..............................................               1,073,379,767            8.3%
                                                                                 ---------------          ------
Total Information Technology........................................               1,696,495,933           13.4%
                                                                                 ---------------          ------
Materials -- (4.9%)
#     Commercial Metals Co..........................................   4,211,702      66,165,838            0.5%
      Domtar Corp...................................................   2,244,104      80,675,539            0.6%
      Hecla Mining Co...............................................  11,724,548      70,230,043            0.6%
      Other Securities..............................................                 487,436,138            3.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 704,507,558            5.6%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  23,804,157            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.7%)
      Other Securities..............................................                 103,486,357            0.8%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  23,427,929            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              12,291,970,456           97.5%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              12,291,970,456
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (2.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 283,404,183     283,404,183            2.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund................................ 155,722,809   1,802,024,349           14.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,171,084,667)..........................................               $14,377,398,988          114.0%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------------
                                        LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 1,612,405,065              --   --    $ 1,612,405,065
 Consumer Staples..................     565,960,264              --   --        565,960,264
 Energy............................   1,310,285,416              --   --      1,310,285,416
 Financials........................   3,349,986,790  $       12,048   --      3,349,998,838
 Health Care.......................     558,540,975              --   --        558,540,975
 Industrials.......................   2,343,057,964              --   --      2,343,057,964
 Information Technology............   1,696,495,933              --   --      1,696,495,933
 Materials.........................     704,507,558              --   --        704,507,558
 Real Estate.......................      23,804,157              --   --         23,804,157
 Telecommunication Services........     103,486,357              --   --        103,486,357
 Utilities.........................      23,427,929              --   --         23,427,929
Temporary Cash Investments.........     283,404,183              --   --        283,404,183
Securities Lending Collateral......              --   1,802,024,349   --      1,802,024,349
Futures Contracts**................      (3,945,888)             --   --         (3,945,888)
                                    ---------------  --------------   --    ---------------
TOTAL.............................. $12,571,416,703  $1,802,036,397   --    $14,373,453,100
                                    ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                              SHARES        VALUE+         OF NET ASSETS**
                                              ------        ------         ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.0%)
*   Amazon.com, Inc.........................   250,397 $    197,768,559               1.3%
    Comcast Corp. Class A................... 1,901,433      117,546,588               0.8%
    Home Depot, Inc. (The)..................   756,178       92,261,278               0.6%
    McDonald's Corp.........................   530,776       59,749,454               0.4%
    Starbucks Corp..........................   870,072       46,174,721               0.3%
    Time Warner, Inc........................   482,981       42,980,479               0.3%
    Walt Disney Co. (The)...................   805,208       74,634,730               0.5%
    Other Securities........................              1,657,204,270              11.1%
                                                       ----------------              -----
Total Consumer Discretionary................              2,288,320,079              15.3%
                                                       ----------------              -----
Consumer Staples -- (7.8%)
    Altria Group, Inc....................... 1,195,886       79,071,982               0.5%
    Coca-Cola Co. (The)..................... 2,096,157       88,877,057               0.6%
    CVS Health Corp.........................   645,839       54,315,060               0.4%
    PepsiCo, Inc............................   877,848       94,105,306               0.6%
    Philip Morris International, Inc........   687,129       66,266,721               0.5%
    Procter & Gamble Co. (The).............. 1,135,621       98,571,903               0.7%
    Wal-Mart Stores, Inc.................... 1,208,559       84,623,301               0.6%
    Other Securities........................                706,978,514               4.6%
                                                       ----------------              -----
Total Consumer Staples......................              1,272,809,844               8.5%
                                                       ----------------              -----
Energy -- (5.4%)
    Chevron Corp............................   976,212      102,258,207               0.7%
    Exxon Mobil Corp........................ 2,081,293      173,413,333               1.2%
    Other Securities........................                613,459,356               4.0%
                                                       ----------------              -----
Total Energy................................                889,130,896               5.9%
                                                       ----------------              -----
Financials -- (13.2%)
    Bank of America Corp.................... 4,254,770       70,203,705               0.5%
*   Berkshire Hathaway, Inc. Class B........   839,905      121,198,291               0.8%
    Citigroup, Inc.......................... 1,228,689       60,390,064               0.4%
    JPMorgan Chase & Co..................... 1,957,414      135,570,494               0.9%
    Wells Fargo & Co........................ 2,832,919      130,342,603               0.9%
    Other Securities........................              1,653,107,668              11.0%
                                                       ----------------              -----
Total Financials............................              2,170,812,825              14.5%
                                                       ----------------              -----
Health Care -- (10.3%)
    AbbVie, Inc.............................   996,807       55,601,894               0.4%
    Amgen, Inc..............................   323,892       45,720,595               0.3%
    Gilead Sciences, Inc....................   809,650       59,614,529               0.4%
    Johnson & Johnson....................... 1,195,271      138,639,483               0.9%
    Merck & Co., Inc........................ 1,202,109       70,587,840               0.5%
    Pfizer, Inc............................. 2,732,131       86,635,874               0.6%
    UnitedHealth Group, Inc.................   505,441       71,433,977               0.5%
    Other Securities........................              1,152,557,911               7.6%
                                                       ----------------              -----
Total Health Care...........................              1,680,792,103              11.2%
                                                       ----------------              -----
Industrials -- (12.0%)
    3M Co...................................   374,232       61,860,550               0.4%
#   Boeing Co. (The)........................   368,258       52,450,987               0.4%
    General Electric Co..................... 2,137,237       62,193,597               0.4%
    Lockheed Martin Corp....................   168,798       41,588,451               0.3%
    Union Pacific Corp......................   498,031       43,916,374               0.3%
    United Parcel Service, Inc. Class B.....   428,021       46,123,543               0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
Industrials -- (Continued)
      United Technologies Corp................................     496,912 $     50,784,406               0.4%
      Other Securities........................................                1,615,098,714              10.7%
                                                                           ----------------             ------
Total Industrials.............................................                1,974,016,622              13.2%
                                                                           ----------------             ------
Information Technology -- (18.1%)
      Accenture P.L.C. Class A................................     364,757       42,399,354               0.3%
*     Alphabet, Inc. Class A..................................      96,373       78,052,493               0.5%
*     Alphabet, Inc. Class C..................................     101,097       79,314,640               0.5%
      Apple, Inc..............................................   3,494,715      396,789,941               2.7%
      Cisco Systems, Inc......................................   3,096,820       95,010,438               0.6%
*     Facebook, Inc. Class A..................................     724,263       94,871,210               0.6%
      Intel Corp..............................................   3,555,626      123,984,679               0.8%
#     International Business Machines Corp....................     550,964       84,677,657               0.6%
      Mastercard, Inc. Class A................................     586,074       62,721,639               0.4%
      Microsoft Corp..........................................   3,909,747      234,272,040               1.6%
      Oracle Corp.............................................   1,433,762       55,085,136               0.4%
      QUALCOMM, Inc...........................................     905,277       62,210,635               0.4%
#     Visa, Inc. Class A......................................     980,278       80,882,738               0.6%
      Other Securities........................................                1,467,222,979               9.8%
                                                                           ----------------             ------
Total Information Technology..................................                2,957,495,579              19.8%
                                                                           ----------------             ------
Materials -- (4.1%)
      Other Securities........................................                  665,729,324               4.5%
                                                                           ----------------             ------
Real Estate -- (0.2%)
      Other Securities........................................                   36,928,080               0.3%
                                                                           ----------------             ------
Telecommunication Services -- (2.4%)
      AT&T, Inc...............................................   4,867,797      179,086,252               1.2%
      Verizon Communications, Inc.............................   2,600,726      125,094,921               0.9%
      Other Securities........................................                   89,185,801               0.5%
                                                                           ----------------             ------
Total Telecommunication Services..............................                  393,366,974               2.6%
                                                                           ----------------             ------
Utilities -- (2.8%)
      Other Securities........................................                  466,182,552               3.1%
                                                                           ----------------             ------
TOTAL COMMON STOCKS...........................................               14,795,584,878              98.9%
                                                                           ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                      288,782               0.0%
                                                                           ----------------             ------

                                                                  FACE
                                                                 AMOUNT
                                                                 ------
                                                                 (000)
BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities........................................                          486               0.0%
                                                                           ----------------             ------
TOTAL INVESTMENT SECURITIES...................................               14,795,874,146
                                                                           ----------------

                                                                 SHARES
                                                                 ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 164,854,069      164,854,069               1.1%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund.......................... 122,384,250    1,416,230,536               9.5%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,906,896,966)....................................               $ 16,376,958,751             109.5%
                                                                           ================             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,288,319,629  $          450   --    $ 2,288,320,079
 Consumer Staples...............   1,272,809,844              --   --      1,272,809,844
 Energy.........................     889,130,896              --   --        889,130,896
 Financials.....................   2,170,812,811              14   --      2,170,812,825
 Health Care....................   1,680,792,103              --   --      1,680,792,103
 Industrials....................   1,974,016,622              --   --      1,974,016,622
 Information Technology.........   2,957,495,579              --   --      2,957,495,579
 Materials......................     665,729,324              --   --        665,729,324
 Real Estate....................      36,928,080              --   --         36,928,080
 Telecommunication Services.....     393,366,974              --   --        393,366,974
 Utilities......................     466,182,552              --   --        466,182,552
Rights/Warrants.................              --         288,782   --            288,782
Bonds
 Financials.....................              --             486   --                486
Temporary Cash Investments......     164,854,069              --   --        164,854,069
Securities Lending Collateral...              --   1,416,230,536   --      1,416,230,536
Futures Contracts**.............      (3,223,874)             --   --         (3,223,874)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $14,957,214,609  $1,416,520,268   --    $16,373,734,877
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                            SHARES        VALUE+         OF NET ASSETS**
                                            ------        ------         ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (12.8%)
*   Amazon.com, Inc.......................    92,798 $     73,293,716               0.4%
    Comcast Corp. Class A................. 2,688,214      166,185,389               1.0%
    Ford Motor Co......................... 4,094,278       48,066,824               0.3%
    General Motors Co..................... 1,628,062       51,446,759               0.3%
    Time Warner, Inc......................   819,384       72,916,982               0.4%
    Walt Disney Co. (The).................   797,924       73,959,576               0.4%
    Other Securities......................              1,912,343,860              11.4%
                                                     ----------------              -----
Total Consumer Discretionary..............              2,398,213,106              14.2%
                                                     ----------------              -----
Consumer Staples -- (6.5%)
    Coca-Cola Co. (The)................... 1,116,947       47,358,553               0.3%
    CVS Health Corp.......................   951,257       80,000,714               0.5%
    Mondelez International, Inc. Class A.. 1,063,522       47,794,679               0.3%
    PepsiCo, Inc..........................   441,915       47,373,288               0.3%
    Procter & Gamble Co. (The)............ 1,378,860      119,685,048               0.7%
    Wal-Mart Stores, Inc.................. 1,736,979      121,623,270               0.7%
    Walgreens Boots Alliance, Inc.........   601,602       49,770,533               0.3%
    Other Securities......................                704,946,070               4.1%
                                                     ----------------              -----
Total Consumer Staples....................              1,218,552,155               7.2%
                                                     ----------------              -----
Energy -- (6.6%)
    Chevron Corp..........................   903,415       94,632,721               0.6%
    Exxon Mobil Corp...................... 3,452,202      287,637,471               1.7%
    Schlumberger, Ltd.....................   707,001       55,308,688               0.3%
    Other Securities......................                792,436,584               4.7%
                                                     ----------------              -----
Total Energy..............................              1,230,015,464               7.3%
                                                     ----------------              -----
Financials -- (15.4%)
    American Express Co...................   891,891       59,239,400               0.4%
    Bank of America Corp.................. 4,757,621       78,500,746               0.5%
*   Berkshire Hathaway, Inc. Class B......   418,047       60,324,182               0.4%
    Citigroup, Inc........................ 1,387,754       68,208,109               0.4%
    JPMorgan Chase & Co................... 2,648,420      183,429,569               1.1%
    U.S. Bancorp.......................... 1,202,817       53,838,089               0.3%
    Wells Fargo & Co...................... 4,176,562      192,163,618               1.1%
    Other Securities......................              2,186,100,062              12.9%
                                                     ----------------              -----
Total Financials..........................              2,881,803,775              17.1%
                                                     ----------------              -----
Health Care -- (9.6%)
    Abbott Laboratories...................   977,224       38,346,270               0.2%
    Amgen, Inc............................   302,107       42,645,424               0.3%
*   Express Scripts Holding Co............   708,012       47,720,009               0.3%
    Johnson & Johnson..................... 1,146,077      132,933,471               0.8%
    Medtronic P.L.C.......................   632,272       51,858,949               0.3%
    Merck & Co., Inc...................... 1,166,009       68,468,048               0.4%
    Pfizer, Inc........................... 4,006,194      127,036,412               0.8%
    Thermo Fisher Scientific, Inc.........   263,037       38,674,330               0.2%
    UnitedHealth Group, Inc...............   576,403       81,463,036               0.5%
    Other Securities......................              1,159,142,075               6.8%
                                                     ----------------              -----
Total Health Care.........................              1,788,288,024              10.6%
                                                     ----------------              -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                        SHARES        VALUE+         OF NET ASSETS**
                                        ------        ------         ---------------
 Industrials -- (12.4%)
      FedEx Corp......................   216,896 $     37,809,311               0.2%
      General Electric Co............. 2,865,545       83,387,360               0.5%
      Union Pacific Corp..............   697,153       61,474,952               0.4%
      United Technologies Corp........   668,943       68,365,975               0.4%
      Other Securities................              2,076,061,696              12.3%
                                                 ----------------              -----
 Total Industrials....................              2,327,099,294              13.8%
                                                 ----------------              -----
 Information Technology -- (16.7%)
 *    Alphabet, Inc. Class A..........    92,515       74,927,898               0.5%
 *    Alphabet, Inc. Class C..........    97,000       76,100,380               0.5%
      Apple, Inc...................... 3,310,342      375,856,231               2.2%
      Cisco Systems, Inc.............. 4,466,540      137,033,447               0.8%
 *    Facebook, Inc. Class A..........   369,031       48,339,371               0.3%
      Hewlett Packard Enterprise Co... 1,807,285       40,609,694               0.3%
      Intel Corp...................... 5,141,165      179,272,424               1.1%
      Microsoft Corp.................. 3,539,615      212,093,731               1.3%
      Oracle Corp..................... 1,315,382       50,536,976               0.3%
      QUALCOMM, Inc................... 1,310,728       90,073,228               0.5%
 #    Visa, Inc. Class A..............   547,188       45,148,482               0.3%
      Other Securities................              1,784,149,765              10.4%
                                                 ----------------              -----
 Total Information Technology.........              3,114,141,627              18.5%
                                                 ----------------              -----
 Materials -- (4.2%)
      Dow Chemical Co. (The)..........   878,752       47,285,645               0.3%
      Other Securities................                742,321,499               4.4%
                                                 ----------------              -----
 Total Materials......................                789,607,144               4.7%
                                                 ----------------              -----
 Real Estate -- (0.3%)
      Other Securities................                 54,654,832               0.3%
                                                 ----------------              -----
 Telecommunication Services -- (2.7%)
      AT&T, Inc....................... 7,348,948      270,367,797               1.6%
      Verizon Communications, Inc..... 2,287,031      110,006,191               0.7%
      Other Securities................                121,517,343               0.7%
                                                 ----------------              -----
 Total Telecommunication Services.....                501,891,331               3.0%
                                                 ----------------              -----
 Utilities -- (1.9%)
      Other Securities................                359,606,647               2.2%
                                                 ----------------              -----
 TOTAL COMMON STOCKS..................             16,663,873,399              98.9%
                                                 ----------------              -----

 RIGHTS/WARRANTS -- (0.0%)
      Other Securities................                    316,401               0.0%
                                                 ----------------              -----

                                         FACE
                                        AMOUNT
                                        ------
                                        (000)
 BONDS -- (0.0%)
 Financials -- (0.0%)
      Other Securities................                      1,134               0.0%
                                                 ----------------              -----
 TOTAL INVESTMENT SECURITIES..........             16,664,190,934
                                                 ----------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 183,777,496 $    183,777,496               1.1%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund.......................... 161,181,286    1,865,189,843              11.1%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,482,818,245)....................................               $ 18,713,158,273             111.1%
                                                                           ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,398,212,074  $        1,032   --    $ 2,398,213,106
 Consumer Staples...............   1,218,552,155              --   --      1,218,552,155
 Energy.........................   1,230,015,464              --   --      1,230,015,464
 Financials.....................   2,881,802,054           1,721   --      2,881,803,775
 Health Care....................   1,788,288,024              --   --      1,788,288,024
 Industrials....................   2,327,099,294              --   --      2,327,099,294
 Information Technology.........   3,114,141,627              --   --      3,114,141,627
 Materials......................     789,607,144              --   --        789,607,144
 Real Estate....................      54,654,832              --   --         54,654,832
 Telecommunication Services.....     501,891,331              --   --        501,891,331
 Utilities......................     359,606,647              --   --        359,606,647
Rights/Warrants.................              --         316,401   --            316,401
Bonds
 Financials.....................              --           1,134   --              1,134
Temporary Cash Investments......     183,777,496              --   --        183,777,496
Securities Lending Collateral...              --   1,865,189,843   --      1,865,189,843
Futures Contracts**.............      (3,629,644)             --   --         (3,629,644)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $16,844,018,498  $1,865,510,131   --    $18,709,528,629
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES      VALUE+    OF NET ASSETS**
                                            ------      ------    ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (12.4%)
*   Charter Communications, Inc. Class A..    37,711 $  9,423,602            0.3%
    Comcast Corp. Class A.................   467,989   28,931,080            0.8%
    Ford Motor Co.........................   829,745    9,741,206            0.3%
    General Motors Co.....................   339,484   10,727,694            0.3%
    Time Warner, Inc......................    94,912    8,446,219            0.2%
    Walt Disney Co. (The).................   118,253   10,960,871            0.3%
    Other Securities......................            459,291,025           11.9%
                                                     ------------           -----
Total Consumer Discretionary..............            537,521,697           14.1%
                                                     ------------           -----
Consumer Staples -- (4.2%)
    CVS Health Corp.......................   102,304    8,603,766            0.2%
    JM Smucker Co. (The)..................    60,483    7,942,023            0.2%
    Procter & Gamble Co. (The)............    99,988    8,678,958            0.2%
    Wal-Mart Stores, Inc..................   179,784   12,588,476            0.3%
    Other Securities......................            144,905,623            3.9%
                                                     ------------           -----
Total Consumer Staples....................            182,718,846            4.8%
                                                     ------------           -----
Energy -- (6.9%)
    Chevron Corp..........................   222,498   23,306,665            0.6%
    Exxon Mobil Corp......................   465,409   38,777,878            1.0%
    Tesoro Corp...........................   121,066   10,286,978            0.3%
    Valero Energy Corp....................   125,201    7,416,907            0.2%
    Other Securities......................            218,565,840            5.7%
                                                     ------------           -----
Total Energy..............................            298,354,268            7.8%
                                                     ------------           -----
Financials -- (21.5%)
    American International Group, Inc.....   128,798    7,946,837            0.2%
    Bank of America Corp.................. 1,204,998   19,882,467            0.5%
    Chubb, Ltd............................    58,676    7,451,852            0.2%
    Citigroup, Inc........................   347,253   17,067,485            0.5%
    Endurance Specialty Holdings, Ltd.....    95,353    8,767,708            0.2%
    Fifth Third Bancorp...................   403,189    8,773,393            0.2%
    Goldman Sachs Group, Inc. (The).......    44,550    7,940,592            0.2%
    Huntington Bancshares, Inc............   748,332    7,932,319            0.2%
    JPMorgan Chase & Co...................   550,713   38,142,382            1.0%
    KeyCorp...............................   521,658    7,365,811            0.2%
    Principal Financial Group, Inc........   157,281    8,587,543            0.2%
    Travelers Cos., Inc. (The)............    66,684    7,213,875            0.2%
    Wells Fargo & Co......................   913,280   42,020,013            1.1%
    Other Securities......................            743,387,298           19.5%
                                                     ------------           -----
Total Financials..........................            932,479,575           24.4%
                                                     ------------           -----
Health Care -- (7.1%)
*   Allergan P.L.C........................    38,459    8,035,623            0.2%
    Johnson & Johnson.....................    98,222   11,392,770            0.3%
    Merck & Co., Inc......................   149,737    8,792,557            0.2%
    Pfizer, Inc...........................   459,005   14,555,049            0.4%
    UnitedHealth Group, Inc...............    69,193    9,779,047            0.3%
    Other Securities......................            254,811,203            6.6%
                                                     ------------           -----
Total Health Care.........................            307,366,249            8.0%
                                                     ------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
   Industrials -- (13.7%)
         General Electric Co............   299,460 $    8,714,286            0.2%
         Union Pacific Corp.............    79,133      6,977,948            0.2%
   *     United Rentals, Inc............   117,421      8,884,073            0.2%
         United Technologies Corp.......    74,891      7,653,860            0.2%
         Other Securities...............              559,426,056           14.7%
                                                   --------------           -----
   Total Industrials....................              591,656,223           15.5%
                                                   --------------           -----
   Information Technology -- (13.2%)
   *     Alphabet, Inc. Class A.........     9,286      7,520,731            0.2%
   *     Alphabet, Inc. Class C.........     9,743      7,643,773            0.2%
         Apple, Inc.....................   329,973     37,465,134            1.0%
         Cisco Systems, Inc.............   479,871     14,722,442            0.4%
         Intel Corp.....................   578,019     20,155,523            0.5%
   *     Micron Technology, Inc.........   650,355     11,160,092            0.3%
         Microsoft Corp.................   278,222     16,671,062            0.4%
         QUALCOMM, Inc..................   140,266      9,639,080            0.3%
   #     Visa, Inc. Class A.............   116,012      9,572,150            0.3%
         Other Securities...............              438,055,756           11.4%
                                                   --------------           -----
   Total Information Technology.........              572,605,743           15.0%
                                                   --------------           -----
   Materials -- (4.6%)
         Newmont Mining Corp............   252,066      9,336,525            0.3%
         Other Securities...............              191,048,264            4.9%
                                                   --------------           -----
   Total Materials......................              200,384,789            5.2%
                                                   --------------           -----
   Real Estate -- (0.4%)
         Other Securities...............               16,384,164            0.4%
                                                   --------------           -----
   Telecommunication Services -- (2.3%)
         AT&T, Inc...................... 1,215,522     44,719,054            1.2%
   #     CenturyLink, Inc...............   526,869     14,004,178            0.4%
         Verizon Communications, Inc....   259,639     12,488,636            0.3%
         Other Securities...............               30,610,456            0.8%
                                                   --------------           -----
   Total Telecommunication Services.....              101,822,324            2.7%
                                                   --------------           -----
   Utilities -- (1.1%)
         UGI Corp.......................   157,006      7,267,808            0.2%
         Other Securities...............               38,789,597            1.0%
                                                   --------------           -----
   Total Utilities......................               46,057,405            1.2%
                                                   --------------           -----
   TOTAL COMMON STOCKS..................            3,787,351,283           99.1%
                                                   --------------           -----

   RIGHTS/WARRANTS -- (0.0%)
         Other Securities...............                   61,431            0.0%
                                                   --------------           -----

                                           FACE
                                          AMOUNT
                                          ------
                                          (000)
   BONDS -- (0.0%)
   Financials -- (0.0%)
         Other Securities...............                      249            0.0%
                                                   --------------           -----
   TOTAL INVESTMENT SECURITIES..........            3,787,412,963
                                                   --------------


U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 37,303,788 $   37,303,788            1.0%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................ 44,015,065    509,342,336           13.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,439,212,409)...........................................              $4,334,059,087          113.4%
                                                                                ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  537,521,697            --   --    $  537,521,697
 Consumer Staples...............    182,718,846            --   --       182,718,846
 Energy.........................    298,354,268            --   --       298,354,268
 Financials.....................    932,479,561  $         14   --       932,479,575
 Health Care....................    307,366,249            --   --       307,366,249
 Industrials....................    591,656,223            --   --       591,656,223
 Information Technology.........    572,605,743            --   --       572,605,743
 Materials......................    200,384,789            --   --       200,384,789
 Real Estate....................     16,384,164            --   --        16,384,164
 Telecommunication Services.....    101,822,324            --   --       101,822,324
 Utilities......................     46,057,405            --   --        46,057,405
Rights/Warrants.................             --        61,431   --            61,431
Bonds
 Financials.....................             --           249   --               249
Temporary Cash Investments......     37,303,788            --   --        37,303,788
Securities Lending Collateral...             --   509,342,336   --       509,342,336
Futures Contracts**.............       (834,976)           --   --          (834,976)
                                 --------------  ------------   --    --------------
TOTAL........................... $3,823,820,081  $509,404,030   --    $4,333,224,111
                                 ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (82.5%)
Consumer Discretionary -- (13.2%)
#   Brinker International, Inc........................   617,456 $   30,403,533            0.2%
    Jack in the Box, Inc..............................   357,108     33,471,733            0.3%
*   Murphy USA, Inc...................................   419,540     28,855,961            0.2%
#   Papa John's International, Inc....................   393,634     29,699,685            0.2%
#*  Tenneco, Inc......................................   550,288     30,304,360            0.2%
#   Texas Roadhouse, Inc..............................   698,310     28,295,521            0.2%
    Thor Industries, Inc..............................   471,347     37,382,531            0.3%
#   Wendy's Co. (The)................................. 2,782,938     30,167,048            0.2%
    Other Securities..................................            1,799,231,492           14.0%
                                                                 --------------           -----
Total Consumer Discretionary..........................            2,047,811,864           15.8%
                                                                 --------------           -----
Consumer Staples -- (3.8%)
#   Snyder's-Lance, Inc...............................   822,391     29,252,448            0.2%
    Other Securities..................................              557,877,990            4.3%
                                                                 --------------           -----
Total Consumer Staples................................              587,130,438            4.5%
                                                                 --------------           -----
Energy -- (3.5%)
*   Parsley Energy, Inc. Class A...................... 1,036,429     34,098,514            0.3%
#   Patterson-UTI Energy, Inc......................... 1,368,035     30,753,427            0.2%
#   Superior Energy Services, Inc..................... 2,025,077     28,675,090            0.2%
    Other Securities..................................              452,526,393            3.5%
                                                                 --------------           -----
Total Energy..........................................              546,053,424            4.2%
                                                                 --------------           -----
Financials -- (16.3%)
#   Associated Banc-Corp.............................. 1,454,729     29,530,999            0.2%
#   Bank of Hawaii Corp...............................   422,076     31,719,011            0.2%
#   FNB Corp.......................................... 2,174,721     28,423,603            0.2%
    MarketAxess Holdings, Inc.........................   232,513     35,053,660            0.3%
#   Mercury General Corp..............................   537,758     29,291,678            0.2%
#   Primerica, Inc....................................   604,825     33,083,927            0.3%
    PrivateBancorp, Inc...............................   716,638     32,420,703            0.3%
    ProAssurance Corp.................................   573,835     30,585,405            0.2%
#*  Texas Capital Bancshares, Inc.....................   519,188     30,787,848            0.2%
#   UMB Financial Corp................................   504,045     31,275,992            0.2%
#   United Bankshares, Inc............................   780,243     29,415,161            0.2%
    Other Securities..................................            2,192,611,155           17.0%
                                                                 --------------           -----
Total Financials......................................            2,534,199,142           19.5%
                                                                 --------------           -----
Health Care -- (6.8%)
    Cantel Medical Corp...............................   414,757     29,543,141            0.2%
#*  Integra LifeSciences Holdings Corp................   391,182     31,102,881            0.2%
#*  NuVasive, Inc.....................................   483,734     28,893,432            0.2%
    Other Securities..................................              974,356,810            7.6%
                                                                 --------------           -----
Total Health Care.....................................            1,063,896,264            8.2%
                                                                 --------------           -----
Industrials -- (15.8%)
#   CLARCOR, Inc......................................   480,948     29,919,775            0.2%
    EMCOR Group, Inc..................................   543,968     32,888,305            0.3%
    EnerSys...........................................   439,795     28,643,848            0.2%
#   Landstar System, Inc..............................   405,580     28,857,017            0.2%
#   Valmont Industries, Inc...........................   241,944     30,956,735            0.2%
    Other Securities..................................            2,303,425,786           17.8%
                                                                 --------------           -----
Total Industrials.....................................            2,454,691,466           18.9%
                                                                 --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Information Technology -- (13.4%)
*     Cirrus Logic, Inc.............................................     640,150 $    34,555,297            0.3%
*     Coherent, Inc.................................................     280,344      29,189,417            0.2%
      Fair Isaac Corp...............................................     241,729      29,171,856            0.2%
#*    Finisar Corp..................................................   1,068,758      29,262,594            0.2%
*     Integrated Device Technology, Inc.............................   1,375,469      28,485,963            0.2%
      Intersil Corp. Class A........................................   1,298,168      28,663,549            0.2%
      Littelfuse, Inc...............................................     214,417      29,911,171            0.2%
      Mentor Graphics Corp..........................................   1,218,313      35,209,246            0.3%
#*    Paycom Software, Inc..........................................     565,608      29,258,902            0.2%
      Science Applications International Corp.......................     441,505      30,424,110            0.2%
      Other Securities..............................................               1,773,252,649           13.8%
                                                                                 ---------------          ------
Total Information Technology........................................               2,077,384,754           16.0%
                                                                                 ---------------          ------
Materials -- (4.8%)
      Hecla Mining Co...............................................   5,071,896      30,380,657            0.2%
*     Louisiana-Pacific Corp........................................   1,673,693      30,712,267            0.2%
      Sensient Technologies Corp....................................     410,208      30,564,598            0.2%
#     United States Steel Corp......................................   2,199,218      42,532,876            0.3%
      Worthington Industries, Inc...................................     635,344      29,861,168            0.2%
      Other Securities..............................................                 580,757,928            4.6%
                                                                                 ---------------          ------
Total Materials.....................................................                 744,809,494            5.7%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                  76,852,267            0.6%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                 123,052,617            1.0%
                                                                                 ---------------          ------
Utilities -- (3.6%)
      ALLETE, Inc...................................................     482,475      29,570,893            0.2%
#     Black Hills Corp..............................................     507,714      31,402,111            0.2%
      Portland General Electric Co..................................     690,542      30,135,253            0.2%
      Southwest Gas Corp............................................     436,198      31,606,907            0.3%
      Other Securities..............................................                 446,178,138            3.5%
                                                                                 ---------------          ------
Total Utilities.....................................................                 568,893,302            4.4%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              12,824,775,032           98.8%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                          20            0.0%
                                                                                 ---------------          ------

                                                                        FACE
                                                                       AMOUNT
                                                                       ------
                                                                       (000)

BONDS -- (0.0%)
Financials -- (0.0%)
      Other Securities..............................................                       2,106            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              12,824,777,158
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 159,359,591     159,359,591            1.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@  DFA Short Term Investment Fund................................ 221,707,965   2,565,604,574           19.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,461,178,185)..........................................               $15,549,741,323          119.8%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 ---------------  -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,047,809,164  $        2,700   --    $ 2,047,811,864
 Consumer Staples...............     587,130,438              --   --        587,130,438
 Energy.........................     546,048,955           4,469   --        546,053,424
 Financials.....................   2,534,173,706          25,436   --      2,534,199,142
 Health Care....................   1,063,896,264              --   --      1,063,896,264
 Industrials....................   2,454,691,466              --   --      2,454,691,466
 Information Technology.........   2,077,384,754              --   --      2,077,384,754
 Materials......................     744,809,494              --   --        744,809,494
 Real Estate....................      76,852,267              --   --         76,852,267
 Telecommunication Services.....     123,052,617              --   --        123,052,617
 Utilities......................     568,893,302              --   --        568,893,302
Rights/Warrants.................              --              20   --                 20
Bonds
 Financials.....................              --           2,106   --              2,106
Temporary Cash Investments......     159,359,591              --   --        159,359,591
Securities Lending Collateral...              --   2,565,604,574   --      2,565,604,574
Futures Contracts**.............      (4,289,881)             --   --         (4,289,881)
                                 ---------------  --------------   --    ---------------
TOTAL........................... $12,979,812,137  $2,565,639,305   --    $15,545,451,442
                                 ===============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                   ------       ------     ---------------
COMMON STOCKS -- (85.6%)
Consumer Discretionary -- (14.0%)
*   American Axle & Manufacturing Holdings, Inc..   801,076 $   14,355,282            0.3%
#   Children's Place, Inc. (The).................   197,911     15,031,340            0.3%
#*  iRobot Corp..................................   256,033     12,980,873            0.3%
    La-Z-Boy, Inc................................   582,277     13,625,282            0.3%
#   Nexstar Broadcasting Group, Inc. Class A.....   270,654     13,207,915            0.3%
#*  Popeyes Louisiana Kitchen, Inc...............   268,854     14,351,427            0.3%
#*  Smith & Wesson Holding Corp..................   524,678     13,867,240            0.3%
#   Sonic Corp...................................   598,492     13,711,452            0.3%
    Standard Motor Products, Inc.................   256,836     12,559,280            0.3%
    Other Securities.............................              700,845,778           13.4%
                                                            --------------           -----
Total Consumer Discretionary.....................              824,535,869           16.1%
                                                            --------------           -----
Consumer Staples -- (3.0%)
#   WD-40 Co.....................................   145,060     15,467,022            0.3%
    Other Securities.............................              163,581,879            3.2%
                                                            --------------           -----
Total Consumer Staples...........................              179,048,901            3.5%
                                                            --------------           -----
Energy -- (2.3%)
    Other Securities.............................              133,958,199            2.6%
                                                            --------------           -----
Financials -- (18.7%)
#*  BofI Holding, Inc............................   689,616     12,847,546            0.3%
#   Columbia Banking System, Inc.................   385,842     12,740,503            0.3%
#   Community Bank System, Inc...................   265,690     12,516,656            0.3%
    FBL Financial Group, Inc. Class A............   265,072     16,779,058            0.3%
    First Midwest Bancorp, Inc...................   753,336     14,546,918            0.3%
    FirstCash, Inc...............................   343,499     16,213,153            0.3%
    Horace Mann Educators Corp...................   408,077     14,670,368            0.3%
    Independent Bank Corp........................   230,864     12,732,150            0.3%
#   LegacyTexas Financial Group, Inc.............   475,476     16,266,034            0.3%
#   Northwest Bancshares, Inc....................   947,369     14,911,588            0.3%
    Other Securities.............................              956,160,755           18.5%
                                                            --------------           -----
Total Financials.................................            1,100,384,729           21.5%
                                                            --------------           -----
Health Care -- (8.2%)
#*  Cambrex Corp.................................   340,394     13,717,878            0.3%
#*  ICU Medical, Inc.............................   113,977     15,876,996            0.3%
*   Natus Medical, Inc...........................   355,299     13,981,016            0.3%
*   Omnicell, Inc................................   388,890     12,687,536            0.3%
    Other Securities.............................              425,847,551            8.2%
                                                            --------------           -----
Total Health Care................................              482,110,977            9.4%
                                                            --------------           -----
Industrials -- (17.8%)
#   AAON, Inc....................................   563,173     16,867,031            0.3%
    Exponent, Inc................................   266,014     15,229,301            0.3%
    Forward Air Corp.............................   308,222     12,735,733            0.3%
    G&K Services, Inc. Class A...................   178,867     16,938,705            0.3%
    Insperity, Inc...............................   230,702     17,348,790            0.3%
    John Bean Technologies Corp..................   209,011     16,689,528            0.3%
*   MRC Global, Inc..............................   966,521     14,246,520            0.3%
    Mueller Water Products, Inc. Class A......... 1,171,951     14,438,436            0.3%
#*  Trex Co., Inc................................   299,194     16,099,629            0.3%
    Other Securities.............................              907,722,426           17.7%
                                                            --------------           -----
Total Industrials................................            1,048,316,099           20.4%
                                                            --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                       SHARES      VALUE+     OF NET ASSETS**
                                                       ------      ------     ---------------
Information Technology -- (12.3%)
*   Advanced Energy Industries, Inc................... 353,998 $   16,885,705            0.3%
    Cabot Microelectronics Corp....................... 273,995     15,140,964            0.3%
#   CSG Systems International, Inc.................... 348,861     13,267,184            0.3%
*   ExlService Holdings, Inc.......................... 330,438     14,549,185            0.3%
    Methode Electronics, Inc.......................... 456,176     14,232,691            0.3%
#*  NETGEAR, Inc...................................... 248,640     12,556,320            0.3%
    NIC, Inc.......................................... 621,988     14,274,625            0.3%
#*  OSI Systems, Inc.................................. 210,211     14,742,097            0.3%
    Other Securities..................................            608,447,189           11.7%
                                                               --------------           -----
Total Information Technology..........................            724,095,960           14.1%
                                                               --------------           -----
Materials -- (4.8%)
    Innospec, Inc..................................... 251,708     15,165,407            0.3%
    Neenah Paper, Inc................................. 166,919     13,336,828            0.3%
    Quaker Chemical Corp.............................. 133,400     14,340,500            0.3%
    Stepan Co......................................... 188,462     13,386,456            0.3%
    Other Securities..................................            227,984,277            4.3%
                                                               --------------           -----
Total Materials.......................................            284,213,468            5.5%
                                                               --------------           -----
Real Estate -- (0.7%)
    Other Securities..................................             43,411,885            0.9%
                                                               --------------           -----
Telecommunication Services -- (1.5%)
#   Shenandoah Telecommunications Co.................. 502,216     13,258,502            0.3%
    Other Securities..................................             78,954,809            1.5%
                                                               --------------           -----
Total Telecommunication Services......................             92,213,311            1.8%
                                                               --------------           -----
Utilities -- (2.3%)
#   American States Water Co.......................... 394,204     15,760,276            0.3%
#   California Water Service Group.................... 493,470     15,297,570            0.3%
#   MGE Energy, Inc................................... 270,481     15,809,614            0.3%
    Northwest Natural Gas Co.......................... 215,566     12,675,281            0.3%
    Other Securities..................................             74,233,231            1.4%
                                                               --------------           -----
Total Utilities.......................................            133,775,972            2.6%
                                                               --------------           -----
TOTAL COMMON STOCKS...................................          5,046,065,370           98.4%
                                                               --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities..................................                     16            0.0%
                                                               --------------           -----

                                                        FACE
                                                       AMOUNT
                                                       ------
                                                       (000)

BONDS -- (0.0%)
Financials -- (0.0%)
    Other Securities..................................                  8,945            0.0%
                                                               --------------           -----
TOTAL INVESTMENT SECURITIES...........................          5,046,074,331
                                                               --------------


U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 42,875,826 $   42,875,826            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund................................ 69,547,620    804,805,059           15.7%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,608,078,487)...........................................              $5,893,755,216          114.9%
                                                                                ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary........................... $  824,512,903  $     22,966   --    $  824,535,869
 Consumer Staples.................................    179,048,901            --   --       179,048,901
 Energy...........................................    133,941,707        16,492   --       133,958,199
 Financials.......................................  1,100,381,682         3,047   --     1,100,384,729
 Health Care......................................    482,110,977            --   --       482,110,977
 Industrials......................................  1,048,316,099            --   --     1,048,316,099
 Information Technology...........................    724,095,960            --   --       724,095,960
 Materials........................................    284,213,468            --   --       284,213,468
 Real Estate......................................     43,411,885            --   --        43,411,885
 Telecommunication Services.......................     92,213,311            --   --        92,213,311
 Utilities........................................    133,775,972            --   --       133,775,972
Rights/Warrants...................................             --            16   --                16
Bonds
 Financials.......................................             --         8,945   --             8,945
Temporary Cash Investments........................     42,875,826            --   --        42,875,826
Securities Lending Collateral.....................             --   804,805,059   --       804,805,059
Futures Contracts**...............................     (1,662,432)           --   --        (1,662,432)
                                                   --------------  ------------   --    --------------
TOTAL............................................. $5,087,236,259  $804,856,525   --    $5,892,092,784
                                                   ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
#   Alexandria Real Estate Equities, Inc..............   720,216 $   77,646,487            1.1%
#   American Campus Communities, Inc.................. 1,213,467     63,233,765            0.9%
    Apartment Investment & Management Co. Class A..... 1,525,464     67,227,198            0.9%
    AvalonBay Communities, Inc........................ 1,327,485    227,238,882            3.1%
    Boston Properties, Inc............................ 1,506,103    181,455,289            2.5%
    Brixmor Property Group, Inc....................... 2,184,902     55,540,209            0.8%
#   Camden Property Trust.............................   844,698     68,792,205            0.9%
    CubeSmart......................................... 1,753,596     45,716,248            0.6%
    DCT Industrial Trust, Inc.........................   903,208     42,224,974            0.6%
    DDR Corp.......................................... 3,104,998     47,475,419            0.7%
#   Digital Realty Trust, Inc......................... 1,447,241    135,215,727            1.9%
#   Douglas Emmett, Inc............................... 1,378,896     50,329,704            0.7%
#   Duke Realty Corp.................................. 3,381,456     88,425,074            1.2%
    EPR Properties....................................   582,095     42,329,948            0.6%
    Equinix, Inc......................................   544,188    194,427,489            2.7%
    Equity Lifestyle Properties, Inc..................   784,291     59,480,629            0.8%
    Equity Residential................................ 3,532,521    218,133,172            3.0%
    Essex Property Trust, Inc.........................   642,088    137,464,620            1.9%
#   Extra Space Storage, Inc.......................... 1,156,690     84,611,873            1.2%
    Federal Realty Investment Trust...................   677,286     98,362,246            1.4%
    Gaming and Leisure Properties, Inc................ 1,519,882     49,897,726            0.7%
    General Growth Properties, Inc.................... 5,585,578    139,360,171            1.9%
    HCP, Inc.......................................... 4,530,819    155,180,551            2.1%
    Highwoods Properties, Inc.........................   930,202     46,165,925            0.6%
#   Host Hotels & Resorts, Inc........................ 7,456,077    115,420,072            1.6%
#   Iron Mountain, Inc................................ 2,162,348     72,935,998            1.0%
    Kilroy Realty Corp................................   896,716     64,411,110            0.9%
    Kimco Realty Corp................................. 4,031,807    107,286,384            1.5%
    Liberty Property Trust............................ 1,471,333     59,485,993            0.8%
    Macerich Co. (The)................................ 1,466,447    103,795,119            1.4%
    Mid-America Apartment Communities, Inc............   735,123     68,182,658            0.9%
    National Retail Properties, Inc................... 1,321,316     60,278,436            0.8%
#   Omega Healthcare Investors, Inc................... 1,734,691     55,215,215            0.8%
    Prologis, Inc..................................... 5,065,428    264,212,724            3.6%
    Public Storage.................................... 1,433,171    306,297,306            4.2%
#   Realty Income Corp................................ 2,392,365    141,723,703            2.0%
    Regency Centers Corp..............................   958,173     69,055,528            1.0%
    Senior Housing Properties Trust................... 2,309,088     49,114,302            0.7%
    Simon Property Group, Inc......................... 2,957,958    550,061,870            7.6%
#   SL Green Realty Corp..............................   972,860     95,554,309            1.3%
    Spirit Realty Capital, Inc........................ 4,534,334     54,003,918            0.7%
    Sun Communities, Inc..............................   586,641     45,130,292            0.6%
    Taubman Centers, Inc..............................   620,452     44,957,952            0.6%
    UDR, Inc.......................................... 2,556,062     89,385,488            1.2%
    Ventas, Inc....................................... 3,250,505    220,221,714            3.0%
    VEREIT, Inc. REIT................................. 8,620,068     81,028,639            1.1%
    Vornado Realty Trust.............................. 1,669,064    154,855,758            2.1%
    Weingarten Realty Investors....................... 1,173,966     42,509,309            0.6%
    Welltower, Inc.................................... 3,434,840    235,389,585            3.2%
    WP Carey, Inc.....................................   949,550     57,675,667            0.8%
    Other Securities..................................            1,609,452,453           22.3%
                                                                 --------------           -----
TOTAL COMMON STOCKS...................................            7,193,577,033           99.1%
                                                                 --------------           -----
TOTAL INVESTMENT SECURITIES...........................            7,193,577,033
                                                                 --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES       VALUE+     OF NET ASSETS**
                                                           ------       ------     ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................. 67,516,660 $   67,516,660            0.9%
                                                                    --------------          ------

SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@  DFA Short Term Investment Fund.................... 39,885,634    461,556,560            6.4%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,617,986,921).................................             $7,722,650,253          106.4%
                                                                    ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------------
                                                       LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                   --------------  ------------ ------- --------------
Common Stocks
 Real Estate...................................... $7,193,577,033            --   --    $7,193,577,033
Temporary Cash Investments........................     67,516,660            --   --        67,516,660
Securities Lending Collateral.....................             --  $461,556,560   --       461,556,560
Futures Contracts**...............................     (1,518,080)           --   --        (1,518,080)
                                                   --------------  ------------   --    --------------
TOTAL............................................. $7,259,575,613  $461,556,560   --    $7,721,132,173
                                                   ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                   SHARES    VALUE++    OF NET ASSETS**
                                                   ------    -------    ---------------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd.... 643,282 $ 13,583,162            0.4%
    BHP Billiton, Ltd............................. 816,132   14,258,502            0.4%
#   Commonwealth Bank of Australia................ 360,229   20,054,267            0.6%
    National Australia Bank, Ltd.................. 570,039   12,100,464            0.4%
    Westpac Banking Corp.......................... 790,393   18,277,786            0.5%
    Other Securities..............................          136,917,797            3.8%
                                                           ------------            ----
TOTAL AUSTRALIA...................................          215,191,978            6.1%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities..............................            6,631,352            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Anheuser-Busch InBev SA....................... 170,354   19,551,493            0.6%
    Other Securities..............................           24,710,275            0.7%
                                                           ------------            ----
TOTAL BELGIUM.....................................           44,261,768            1.3%
                                                           ------------            ----

CANADA -- (8.3%)
    Bank of Nova Scotia (The)..................... 181,668    9,762,640            0.3%
    Royal Bank of Canada.......................... 246,120   15,376,766            0.4%
    Toronto-Dominion Bank (The)................... 270,619   12,279,037            0.4%
    Other Securities..............................          268,497,721            7.6%
                                                           ------------            ----
TOTAL CANADA......................................          305,916,164            8.7%
                                                           ------------            ----

DENMARK -- (1.5%)
    Novo Nordisk A.S. Class B..................... 411,533   14,661,061            0.3%
    Other Securities..............................           39,053,449            1.2%
                                                           ------------            ----
TOTAL DENMARK.....................................           53,714,510            1.5%
                                                           ------------            ----

FINLAND -- (0.9%)
    Other Securities..............................           33,176,858            0.9%
                                                           ------------            ----

FRANCE -- (8.2%)
    BNP Paribas SA................................ 261,502   15,162,737            0.4%
    Danone SA..................................... 140,586    9,750,811            0.3%
    L'Oreal SA....................................  61,025   10,933,185            0.3%
    LVMH Moet Hennessy Louis Vuitton SE...........  74,220   13,512,577            0.4%
    Sanofi........................................ 243,641   18,959,844            0.5%
    Total SA...................................... 399,254   19,126,223            0.5%
    Other Securities..............................          215,281,036            6.2%
                                                           ------------            ----
TOTAL FRANCE......................................          302,726,413            8.6%
                                                           ------------            ----

GERMANY -- (7.2%)
    Allianz SE....................................  76,148   11,887,025            0.3%
    BASF SE....................................... 233,002   20,568,940            0.6%
    Bayer AG...................................... 177,385   17,612,490            0.5%
    Daimler AG.................................... 265,526   18,943,149            0.5%
    Deutsche Telekom AG........................... 829,875   13,539,591            0.4%
    SAP SE........................................ 185,556   16,347,377            0.5%
    Siemens AG.................................... 151,354   17,196,439            0.5%
    Other Securities..............................          148,923,152            4.2%
                                                           ------------            ----
TOTAL GERMANY.....................................          265,018,163            7.5%
                                                           ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
HONG KONG -- (2.9%)
    AIA Group, Ltd.......................... 2,502,600 $ 15,743,861            0.5%
    Other Securities........................             89,463,523            2.5%
                                                       ------------           -----
TOTAL HONG KONG.............................            105,207,384            3.0%
                                                       ------------           -----

IRELAND -- (0.5%)
    Other Securities........................             17,246,217            0.5%
                                                       ------------           -----

ISRAEL -- (0.5%)
    Other Securities........................             17,274,396            0.5%
                                                       ------------           -----

ITALY -- (1.7%)
    Other Securities........................             61,192,587            1.7%
                                                       ------------           -----

JAPAN -- (22.8%)
    Japan Tobacco, Inc......................   294,200   11,185,520            0.3%
    KDDI Corp...............................   492,100   14,956,471            0.4%
    SoftBank Group Corp.....................   258,360   16,271,791            0.5%
    Sumitomo Mitsui Financial Group, Inc....   300,940   10,434,090            0.3%
    Toyota Motor Corp.......................   516,669   29,970,271            0.9%
    Toyota Motor Corp. Sponsored ADR........    96,721   11,186,751            0.3%
    Other Securities........................            745,363,913           21.1%
                                                       ------------           -----
TOTAL JAPAN.................................            839,368,807           23.8%
                                                       ------------           -----

NETHERLANDS -- (2.6%)
#   Unilever NV.............................   256,547   10,730,329            0.3%
    Other Securities........................             85,584,302            2.4%
                                                       ------------           -----
TOTAL NETHERLANDS...........................             96,314,631            2.7%
                                                       ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities........................              7,703,900            0.2%
                                                       ------------           -----

NORWAY -- (0.7%)
    Other Securities........................             24,569,910            0.7%
                                                       ------------           -----

PORTUGAL -- (0.2%)
    Other Securities........................              5,616,292            0.2%
                                                       ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................             38,097,183            1.1%
                                                       ------------           -----

SPAIN -- (2.6%)
    Banco Santander SA...................... 2,510,082   12,299,466            0.3%
    Other Securities........................             85,110,915            2.5%
                                                       ------------           -----
TOTAL SPAIN.................................             97,410,381            2.8%
                                                       ------------           -----

SWEDEN -- (2.4%)
    Other Securities........................             90,092,687            2.5%
                                                       ------------           -----

SWITZERLAND -- (7.2%)
    Nestle SA...............................   782,441   56,737,823            1.6%
    Novartis AG.............................   431,870   30,648,770            0.9%
    Roche Holding AG........................   183,267   42,093,048            1.2%
    Other Securities........................            137,305,900            3.9%
                                                       ------------           -----
TOTAL SWITZERLAND...........................            266,785,541            7.6%
                                                       ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                            ------      -------     ---------------

UNITED KINGDOM -- (15.3%)
      BP P.L.C. Sponsored ADR............................    798,270 $   28,378,481            0.8%
      British American Tobacco P.L.C.....................    322,533     18,485,313            0.5%
#     Diageo P.L.C. Sponsored ADR........................    106,769     11,480,871            0.3%
      GlaxoSmithKline P.L.C..............................    566,003     11,181,008            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR...............    364,297     14,575,523            0.4%
*     Glencore P.L.C.....................................  3,170,885      9,706,413            0.3%
      HSBC Holdings P.L.C................................  1,783,266     13,430,020            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR.................    538,345     20,257,922            0.6%
      Imperial Brands P.L.C..............................    213,827     10,343,202            0.3%
      Reckitt Benckiser Group P.L.C......................    153,746     13,754,195            0.4%
      Royal Dutch Shell P.L.C. Class A...................    449,764     11,202,290            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A....    293,116     14,600,121            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B....    270,733     14,162,043            0.4%
      Unilever P.L.C. Sponsored ADR......................    241,380     10,058,305            0.3%
      Vodafone Group P.L.C...............................  4,075,813     11,193,505            0.3%
      Other Securities...................................               349,728,527            9.9%
                                                                     --------------          ------
TOTAL UNITED KINGDOM.....................................               562,537,739           15.9%
                                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................................                   227,016            0.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             3,456,281,877           98.0%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities...................................                16,981,064            0.5%
                                                                     --------------          ------
TOTAL PREFERRED STOCKS...................................                16,981,064            0.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...................................                   202,968            0.0%
                                                                     --------------          ------

SWEDEN -- (0.0%)
      Other Securities...................................                    42,577            0.0%
                                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................................                   245,545            0.0%
                                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............................             3,473,508,486
                                                                     --------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund..................... 17,954,930    207,774,454            5.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,448,198,124)..................................             $3,681,282,940          104.4%
                                                                     ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                 ------------  -------------- ------- --------------
Common Stocks
 Australia...................... $  5,086,440  $  210,105,538   --    $  215,191,978
 Austria........................           --       6,631,352   --         6,631,352
 Belgium........................   22,518,893      21,742,875   --        44,261,768
 Canada.........................  305,916,164              --   --       305,916,164
 Denmark........................    2,149,708      51,564,802   --        53,714,510
 Finland........................    1,417,006      31,759,852   --        33,176,858
 France.........................    9,305,388     293,421,025   --       302,726,413
 Germany........................   16,983,548     248,034,615   --       265,018,163
 Hong Kong......................      571,437     104,635,947   --       105,207,384
 Ireland........................    3,949,806      13,296,411   --        17,246,217
 Israel.........................    9,067,086       8,207,310   --        17,274,396
 Italy..........................    3,474,243      57,718,344   --        61,192,587
 Japan..........................   36,199,503     803,169,304   --       839,368,807
 Netherlands....................   20,384,578      75,930,053   --        96,314,631
 New Zealand....................           --       7,703,900   --         7,703,900
 Norway.........................      768,438      23,801,472   --        24,569,910
 Portugal.......................           --       5,616,292   --         5,616,292
 Singapore......................           --      38,097,183   --        38,097,183
 Spain..........................   12,512,270      84,898,111   --        97,410,381
 Sweden.........................           --      90,092,687   --        90,092,687
 Switzerland....................   16,403,240     250,382,301   --       266,785,541
 United Kingdom.................  181,389,085     381,148,654   --       562,537,739
 United States..................           --         227,016   --           227,016
Preferred Stocks
 Germany........................           --      16,981,064   --        16,981,064
Rights/Warrants
 Spain..........................           --         202,968   --           202,968
 Sweden.........................           --          42,577   --            42,577
Securities Lending Collateral...           --     207,774,454   --       207,774,454
Futures Contracts**.............     (869,741)             --   --          (869,741)
                                 ------------  --------------   --    --------------
TOTAL........................... $647,227,092  $3,033,186,107   --    $3,680,413,199
                                 ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                   ------      -------     ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.0%)
#   Australia & New Zealand Banking Group, Ltd... 2,056,866 $   43,431,565            0.3%
    BHP Billiton, Ltd............................ 2,388,698     41,732,533            0.3%
#   Commonwealth Bank of Australia...............   536,081     29,844,102            0.2%
    Macquarie Group, Ltd.........................   602,362     36,412,406            0.2%
    National Australia Bank, Ltd................. 1,864,442     39,577,315            0.2%
    Westpac Banking Corp......................... 1,908,557     44,135,255            0.3%
    Woodside Petroleum, Ltd...................... 1,399,661     29,961,126            0.2%
    Other Securities.............................              809,573,794            4.6%
                                                            --------------            ----
TOTAL AUSTRALIA..................................            1,074,668,096            6.3%
                                                            --------------            ----

AUSTRIA -- (0.5%)
    Other Securities.............................               91,731,975            0.5%
                                                            --------------            ----

BELGIUM -- (1.4%)
    Anheuser-Busch InBev SA......................   393,517     45,163,864            0.3%
    Other Securities.............................              199,927,530            1.1%
                                                            --------------            ----
TOTAL BELGIUM....................................              245,091,394            1.4%
                                                            --------------            ----

CANADA -- (8.5%)
    Royal Bank of Canada.........................   699,021     43,674,832            0.3%
    Toronto-Dominion Bank (The)..................   680,144     30,860,780            0.2%
    Other Securities.............................            1,449,023,827            8.5%
                                                            --------------            ----
TOTAL CANADA.....................................            1,523,559,439            9.0%
                                                            --------------            ----

CHINA -- (0.0%)
    Other Securities.............................                2,708,191            0.0%
                                                            --------------            ----

DENMARK -- (1.8%)
    Other Securities.............................              320,918,627            1.9%
                                                            --------------            ----

FINLAND -- (1.7%)
    UPM-Kymmene Oyj.............................. 1,573,268     36,596,585            0.2%
    Other Securities.............................              270,742,567            1.6%
                                                            --------------            ----
TOTAL FINLAND....................................              307,339,152            1.8%
                                                            --------------            ----

FRANCE -- (6.7%)
    BNP Paribas SA...............................   796,740     46,197,577            0.3%
    Cie de Saint-Gobain..........................   677,742     30,093,894            0.2%
    Cie Generale des Etablissements Michelin.....   362,160     39,224,836            0.2%
    Orange SA.................................... 2,108,185     33,169,456            0.2%
    Total SA..................................... 1,954,493     93,629,793            0.6%
    Other Securities.............................              956,157,803            5.5%
                                                            --------------            ----
TOTAL FRANCE.....................................            1,198,473,359            7.0%
                                                            --------------            ----

GERMANY -- (6.6%)
    Adidas AG....................................   191,209     31,414,494            0.2%
    BASF SE......................................   707,050     62,416,929            0.4%
    Bayerische Motoren Werke AG..................   472,907     41,258,985            0.3%
    Daimler AG................................... 1,158,983     82,684,133            0.5%
    Deutsche Telekom AG.......................... 2,550,534     41,612,518            0.3%
    E.ON SE...................................... 5,371,567     39,367,437            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
GERMANY -- (Continued)
    Fresenius SE & Co. KGaA............   594,150 $   43,900,083            0.3%
    Other Securities...................              836,999,292            4.7%
                                                  --------------           -----
TOTAL GERMANY..........................            1,179,653,871            6.9%
                                                  --------------           -----

HONG KONG -- (2.8%)
    AIA Group, Ltd..................... 6,136,600     38,605,361            0.2%
    Other Securities...................              462,170,603            2.7%
                                                  --------------           -----
TOTAL HONG KONG........................              500,775,964            2.9%
                                                  --------------           -----

IRELAND -- (0.5%)
    Other Securities...................               85,350,165            0.5%
                                                  --------------           -----

ISRAEL -- (0.6%)
    Other Securities...................              104,555,277            0.6%
                                                  --------------           -----

ITALY -- (2.3%)
    Assicurazioni Generali SpA......... 2,476,453     31,989,189            0.2%
    Eni SpA............................ 2,230,601     32,371,056            0.2%
    Other Securities...................              354,242,498            2.1%
                                                  --------------           -----
TOTAL ITALY............................              418,602,743            2.5%
                                                  --------------           -----

JAPAN -- (23.2%)
#   Honda Motor Co., Ltd............... 1,287,400     38,521,073            0.2%
    Mitsubishi UFJ Financial Group,
     Inc............................... 6,194,700     31,963,466            0.2%
    Nissan Motor Co., Ltd.............. 3,081,900     31,350,574            0.2%
    NTT DOCOMO, Inc.................... 1,305,900     32,796,350            0.2%
    Toyota Motor Corp.................. 1,432,494     83,094,269            0.5%
#   Toyota Motor Corp. Sponsored ADR...   384,641     44,487,578            0.3%
    Other Securities...................            3,908,722,637           23.0%
                                                  --------------           -----
TOTAL JAPAN............................            4,170,935,947           24.6%
                                                  --------------           -----

NETHERLANDS -- (2.5%)
    Koninklijke Ahold Delhaize NV...... 2,136,192     48,731,664            0.3%
    Other Securities...................              406,732,883            2.4%
                                                  --------------           -----
TOTAL NETHERLANDS......................              455,464,547            2.7%
                                                  --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities...................               75,118,626            0.4%
                                                  --------------           -----

NORWAY -- (0.8%)
    Other Securities...................              149,177,332            0.9%
                                                  --------------           -----

PORTUGAL -- (0.3%)
    Other Securities...................               44,394,308            0.3%
                                                  --------------           -----

SINGAPORE -- (1.0%)
    Other Securities...................              182,338,798            1.1%
                                                  --------------           -----

SPAIN -- (2.2%)
    Banco Santander SA................. 8,235,475     40,354,037            0.3%
    Iberdrola SA....................... 6,182,145     42,072,266            0.3%
    Other Securities...................              321,145,827            1.8%
                                                  --------------           -----
TOTAL SPAIN............................              403,572,130            2.4%
                                                  --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                         ------       -------     ---------------
SWEDEN -- (2.6%)
    Other Securities..................................            $   474,138,525            2.8%
                                                                  ---------------           -----

SWITZERLAND -- (6.0%)
    ABB, Ltd..........................................  1,450,592      29,926,319            0.2%
    Nestle SA.........................................  2,417,067     175,270,877            1.0%
    Novartis AG Sponsored ADR.........................    794,013      56,390,803            0.3%
    Roche Holding AG..................................    153,905      35,349,138            0.2%
    Syngenta AG.......................................     92,858      37,158,601            0.2%
    Other Securities..................................                745,940,760            4.5%
                                                                  ---------------           -----
TOTAL SWITZERLAND.....................................              1,080,036,498            6.4%
                                                                  ---------------           -----

UNITED KINGDOM -- (14.3%)
    BP P.L.C. Sponsored ADR...........................  2,592,381      92,159,153            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR................  1,960,952      73,790,624            0.4%
    Lloyds Banking Group P.L.C........................ 46,732,230      32,634,191            0.2%
#   Rio Tinto P.L.C. Sponsored ADR....................    929,561      32,395,201            0.2%
    Royal Dutch Shell P.L.C. Class A..................  1,299,991      32,378,927            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  1,185,020      59,025,846            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  1,354,884      70,873,982            0.4%
*   Tesco P.L.C....................................... 11,587,266      29,845,153            0.2%
#   Vodafone Group P.L.C. Sponsored ADR...............  1,397,631      38,910,039            0.2%
    Other Securities..................................              2,114,841,864           12.4%
                                                                  ---------------           -----
TOTAL UNITED KINGDOM..................................              2,576,854,980           15.2%
                                                                  ---------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                  3,901,386            0.0%
                                                                  ---------------           -----
TOTAL COMMON STOCKS...................................             16,669,361,330           98.1%
                                                                  ---------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Volkswagen AG.....................................    225,791      31,131,053            0.2%
    Other Securities..................................                 34,513,017            0.2%
                                                                  ---------------           -----
TOTAL GERMANY.........................................                 65,644,070            0.4%
                                                                  ---------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                     14,278            0.0%
                                                                  ---------------           -----
TOTAL PREFERRED STOCKS................................                 65,658,348            0.4%
                                                                  ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     87,327            0.0%
                                                                  ---------------           -----

FRANCE -- (0.0%)
    Other Securities..................................                         35            0.0%
                                                                  ---------------           -----

HONG KONG -- (0.0%)
    Other Securities..................................                        736            0.0%
                                                                  ---------------           -----

SINGAPORE -- (0.0%)
    Other Securities..................................                     26,148            0.0%
                                                                  ---------------           -----

SPAIN -- (0.0%)
    Other Securities..................................                    604,074            0.0%
                                                                  ---------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE++     OF NET ASSETS**
                                          ------        -------     ---------------
SWEDEN -- (0.0%)
       Other Securities................             $       299,130            0.0%
                                                    ---------------          ------

UNITED KINGDOM -- (0.0%)
       Other Securities................                   1,203,565            0.0%
                                                    ---------------          ------
TOTAL RIGHTS/WARRANTS..................                   2,221,015            0.0%
                                                    ---------------          ------
TOTAL INVESTMENT SECURITIES............              16,737,240,693
                                                    ---------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 106,864,635   1,236,637,558            7.3%
                                                    ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,498,407,878).............               $17,973,878,251          105.8%
                                                    ===============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
 Australia.................... $   37,103,287 $1,037,564,809   --    $1,074,668,096
 Austria......................         49,098     91,682,877   --        91,731,975
 Belgium......................     58,744,725    186,346,669   --       245,091,394
 Canada.......................  1,523,377,449        181,990   --     1,523,559,439
 China........................             --      2,708,191   --         2,708,191
 Denmark......................     21,156,358    299,762,269   --       320,918,627
 Finland......................      6,367,123    300,972,029   --       307,339,152
 France.......................     69,350,590  1,129,122,769   --     1,198,473,359
 Germany......................     79,163,985  1,100,489,886   --     1,179,653,871
 Hong Kong....................      1,718,770    499,057,194   --       500,775,964
 Ireland......................     19,547,023     65,803,142   --        85,350,165
 Israel.......................     28,473,368     76,081,909   --       104,555,277
 Italy........................     11,331,958    407,270,785   --       418,602,743
 Japan........................    115,521,400  4,055,414,547   --     4,170,935,947
 Netherlands..................     67,080,426    388,384,121   --       455,464,547
 New Zealand..................        656,849     74,461,777   --        75,118,626
 Norway.......................     12,717,633    136,459,699   --       149,177,332
 Portugal.....................        238,098     44,156,210   --        44,394,308
 Singapore....................            680    182,338,118   --       182,338,798
 Spain........................     25,603,409    377,968,721   --       403,572,130
 Sweden.......................      2,614,670    471,523,855   --       474,138,525
 Switzerland..................     93,775,066    986,261,432   --     1,080,036,498
 United Kingdom...............    602,836,047  1,974,018,933   --     2,576,854,980
 United States................      1,630,990      2,270,396   --         3,901,386
Preferred Stocks
 Germany......................             --     65,644,070   --        65,644,070
 United Kingdom...............             --         14,278   --            14,278

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Rights/Warrants
 Australia......................             --  $        87,327   --    $        87,327
 France.........................             --               35   --                 35
 Hong Kong......................             --              736   --                736
 Singapore......................             --           26,148   --             26,148
 Spain..........................             --          604,074   --            604,074
 Sweden.........................             --          299,130   --            299,130
 United Kingdom.................             --        1,203,565   --          1,203,565
Securities Lending Collateral...             --    1,236,637,558   --      1,236,637,558
Futures Contracts**............. $   (2,947,701)              --   --         (2,947,701)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $2,776,111,301  $15,194,819,249   --    $17,970,930,550
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company....................... $ 3,831,133,408
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company.......................   2,622,939,356
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.......................   1,623,793,646
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.......................   1,304,060,854
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company.......................     912,080,702
                                                             ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
        (Cost $9,548,011,247)...............................  10,294,007,966
                                                             ---------------
      TOTAL INVESTMENTS -- (100.0%)
        (Cost $9,548,011,247)............................... $10,294,007,966
                                                             ===============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ------------------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3      TOTAL
                                   ---------------  ------- ------- ---------------
Affiliated Investment Companies... $10,294,007,966    --      --    $10,294,007,966
Futures Contracts**...............      (2,788,124)   --      --         (2,788,124)
                                   ---------------    --      --    ---------------
TOTAL............................. $10,291,219,842    --      --    $10,291,219,842
                                   ===============    ==      ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $509,654,577
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $438,858,924)............................... $509,654,577
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $251,675,013
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $260,212,173)............................... $251,675,013
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $32,369,395
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $30,007,760).................................. $32,369,395
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Continental Small Company Series of
        The DFA Investment Trust Company..................... $292,248,971
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $254,355,139)............................... $292,248,971
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                     ------     -------    ---------------
     COMMON STOCKS -- (96.3%)
     AUSTRALIA -- (19.3%)
         Dexus Property Group..... 10,421,155 $ 70,792,307            1.7%
         Goodman Group............ 18,851,899   97,172,423            2.3%
         GPT Group (The).......... 19,362,947   68,455,268            1.6%
         Scentre Group............ 54,296,774  173,778,720            4.2%
         Stockland................ 25,313,761   85,014,734            2.0%
         Vicinity Centres......... 34,732,755   75,743,821            1.8%
         Westfield Corp........... 20,974,759  141,744,743            3.4%
         Other Securities.........             109,559,306            2.7%
                                              ------------           -----
     TOTAL AUSTRALIA..............             822,261,322           19.7%
                                              ------------           -----

     BELGIUM -- (1.9%)
         Cofinimmo SA.............    238,829   27,961,580            0.6%
         Other Securities.........              53,212,619            1.3%
                                              ------------           -----
     TOTAL BELGIUM................              81,174,199            1.9%
                                              ------------           -----

     CANADA -- (5.4%)
         H&R REIT.................  1,595,665   27,135,707            0.7%
     #   RioCan REIT..............  1,689,942   32,858,933            0.8%
         Other Securities.........             172,649,171            4.1%
                                              ------------           -----
     TOTAL CANADA.................             232,643,811            5.6%
                                              ------------           -----

     CHINA -- (0.3%)
         Other Securities.........              11,237,887            0.3%
                                              ------------           -----

     FRANCE -- (5.7%)
         Fonciere Des Regions.....    379,734   33,187,074            0.8%
         Gecina SA................    377,040   54,972,887            1.3%
         ICADE....................    402,909   28,934,036            0.7%
         Klepierre................  2,396,542   97,941,331            2.4%
         Other Securities.........              28,802,314            0.6%
                                              ------------           -----
     TOTAL FRANCE.................             243,837,642            5.8%
                                              ------------           -----

     GERMANY -- (0.6%)
         Other Securities.........              25,143,013            0.6%
                                              ------------           -----

     GREECE -- (0.0%)
         Other Securities.........                 744,713            0.0%
                                              ------------           -----

     HONG KONG -- (4.9%)
         Link REIT................ 23,556,305  167,578,021            4.0%
         Other Securities.........              43,309,315            1.1%
                                              ------------           -----
     TOTAL HONG KONG..............             210,887,336            5.1%
                                              ------------           -----

     IRELAND -- (0.0%)
         Other Securities.........               1,374,206            0.0%
                                              ------------           -----

     ITALY -- (0.3%)
         Other Securities.........              11,138,933            0.3%
                                              ------------           -----

     JAPAN -- (23.0%)
         Advance Residence
          Investment Corp.........     13,996   39,173,593            0.9%
     #   Daiwa House REIT
          Investment Corp.........     12,360   33,510,134            0.8%
     #   Daiwa Office Investment
          Corp....................      3,983   22,498,132            0.5%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                                    SHARES     VALUE++    OF NET ASSETS**
                                                    ------     -------    ---------------
JAPAN -- (Continued)
#   Frontier Real Estate Investment Corp.........      5,413 $ 25,460,606            0.6%
#   GLP J-Reit...................................     22,433   28,111,373            0.7%
    Japan Hotel REIT Investment Corp.............     40,160   27,094,758            0.6%
#   Japan Logistics Fund, Inc....................     10,121   22,012,338            0.5%
    Japan Prime Realty Investment Corp...........      9,039   39,035,811            0.9%
    Japan Real Estate Investment Corp............     14,179   82,108,307            2.0%
    Japan Retail Fund Investment Corp............     27,239   61,968,555            1.5%
#   Kenedix Office Investment Corp...............      5,113   28,829,953            0.7%
#   Mori Hills REIT Investment Corp..............     17,770   25,055,593            0.6%
#   Nippon Accommodations Fund, Inc..............      5,159   23,476,891            0.6%
#   Nippon Building Fund, Inc....................     15,266   90,714,220            2.2%
#   Nomura Real Estate Master Fund, Inc..........     39,926   64,808,049            1.6%
    Orix JREIT, Inc..............................     26,064   44,647,991            1.1%
#   United Urban Investment Corp.................     31,108   52,604,206            1.3%
    Other Securities.............................             270,972,139            6.4%
                                                             ------------           -----
TOTAL JAPAN......................................             982,082,649           23.5%
                                                             ------------           -----

MALAYSIA -- (0.6%)
    Other Securities.............................              26,876,659            0.7%
                                                             ------------           -----

MEXICO -- (2.0%)
#   Fibra Uno Administracion S.A. de C.V......... 27,780,766   52,868,851            1.3%
    Other Securities.............................              31,820,022            0.7%
                                                             ------------           -----
TOTAL MEXICO.....................................              84,688,873            2.0%
                                                             ------------           -----

NETHERLANDS -- (6.7%)
    Unibail-Rodamco SE...........................    978,160  232,180,914            5.6%
    Other Securities.............................              53,692,413            1.2%
                                                             ------------           -----
TOTAL NETHERLANDS................................             285,873,327            6.8%
                                                             ------------           -----

NEW ZEALAND -- (0.9%)
    Other Securities.............................              38,938,815            0.9%
                                                             ------------           -----

SINGAPORE -- (7.5%)
    Ascendas REIT................................ 25,809,800   43,983,702            1.1%
    CapitaLand Commercial Trust.................. 28,645,800   32,416,256            0.8%
    CapitaLand Mall Trust........................ 27,289,300   40,664,892            1.0%
    Suntec REIT.................................. 26,331,900   31,803,711            0.8%
    Other Securities.............................             171,622,152            4.0%
                                                             ------------           -----
TOTAL SINGAPORE..................................             320,490,713            7.7%
                                                             ------------           -----

SOUTH AFRICA -- (3.9%)
#   Growthpoint Properties, Ltd.................. 25,861,189   48,224,649            1.2%
    Redefine Properties, Ltd..................... 45,551,268   38,977,751            0.9%
    Resilient REIT, Ltd..........................  2,831,518   23,424,603            0.6%
    Other Securities.............................              53,783,748            1.2%
                                                             ------------           -----
TOTAL SOUTH AFRICA...............................             164,410,751            3.9%
                                                             ------------           -----

SPAIN -- (0.9%)
    Merlin Properties Socimi SA..................  3,441,570   38,613,634            0.9%
                                                             ------------           -----

TAIWAN -- (0.3%)
    Other Securities.............................              12,147,545            0.3%
                                                             ------------           -----

TURKEY -- (0.7%)
    Other Securities.............................              29,344,452            0.7%
                                                             ------------           -----

UNITED KINGDOM -- (11.4%)
    British Land Co. P.L.C. (The)................ 10,898,856   78,029,194            1.9%
    Derwent London P.L.C.........................  1,176,748   34,800,232            0.8%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
UNITED KINGDOM -- (Continued)
      Great Portland Estates P.L.C.......  3,858,150 $   27,994,372            0.7%
      Hammerson P.L.C....................  8,960,814     60,284,091            1.4%
#     Intu Properties P.L.C.............. 10,648,168     35,886,732            0.8%
      Land Securities Group P.L.C........  8,807,163    107,540,737            2.6%
      Segro P.L.C........................  8,436,335     45,185,521            1.1%
      Shaftesbury P.L.C..................  2,926,579     32,832,178            0.8%
      Other Securities...................                63,665,670            1.5%
                                                     --------------          ------
TOTAL UNITED KINGDOM.....................               486,218,727           11.6%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             4,110,129,207           98.3%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities...................                    14,393            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             4,110,143,600
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund..... 13,647,290    157,926,434            3.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,136,479,829)..................             $4,268,070,034          102.1%
                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                 ------------  -------------- ------- --------------
Common Stocks
 Australia......................           --  $  822,261,322   --    $  822,261,322
 Belgium........................           --      81,174,199   --        81,174,199
 Canada......................... $232,643,811              --   --       232,643,811
 China..........................           --      11,237,887   --        11,237,887
 France.........................    8,846,020     234,991,622   --       243,837,642
 Germany........................           --      25,143,013   --        25,143,013
 Greece.........................           --         744,713   --           744,713
 Hong Kong......................           --     210,887,336   --       210,887,336
 Ireland........................           --       1,374,206   --         1,374,206
 Italy..........................           --      11,138,933   --        11,138,933
 Japan..........................           --     982,082,649   --       982,082,649
 Malaysia.......................           --      26,876,659   --        26,876,659
 Mexico.........................   84,688,873              --   --        84,688,873
 Netherlands....................           --     285,873,327   --       285,873,327
 New Zealand....................           --      38,938,815   --        38,938,815
 Singapore......................           --     320,490,713   --       320,490,713
 South Africa...................           --     164,410,751   --       164,410,751
 Spain..........................           --      38,613,634   --        38,613,634
 Taiwan.........................           --      12,147,545   --        12,147,545
 Turkey.........................           --      29,344,452   --        29,344,452
 United Kingdom.................           --     486,218,727   --       486,218,727
Rights/Warrants
 Singapore......................           --          14,393   --            14,393
Securities Lending Collateral...           --     157,926,434   --       157,926,434
Futures Contracts**.............     (303,666)             --   --          (303,666)
                                 ------------  --------------   --    --------------
TOTAL........................... $325,875,038  $3,941,891,330   --    $4,267,766,368
                                 ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
COMMON STOCKS -- (32.3%)
UNITED STATES -- (32.3%)
    Alexandria Real Estate Equities, Inc....   174,347 $   18,796,350            0.4%
    American Campus Communities, Inc........   279,406     14,559,847            0.3%
    Apartment Investment & Management Co.
     Class A................................   335,438     14,782,753            0.3%
    AvalonBay Communities, Inc..............   291,915     49,970,010            1.0%
    Boston Properties, Inc..................   327,235     39,425,273            0.8%
    Brixmor Property Group, Inc.............   530,182     13,477,226            0.3%
#   Camden Property Trust...................   187,245     15,249,233            0.3%
    CubeSmart...............................   382,314      9,966,926            0.2%
    DDR Corp................................   666,214     10,186,412            0.2%
    Digital Realty Trust, Inc...............   326,268     30,483,219            0.6%
#   Douglas Emmett, Inc.....................   305,331     11,144,582            0.2%
    Duke Realty Corp........................   751,217     19,644,325            0.4%
    EPR Properties..........................   137,096      9,969,621            0.2%
    Equinix, Inc............................   152,062     54,328,711            1.1%
    Equity Lifestyle Properties, Inc........   163,143     12,372,765            0.3%
    Equity Residential......................   779,120     48,110,660            1.0%
    Essex Property Trust, Inc...............   138,955     29,748,876            0.6%
    Extra Space Storage, Inc................   269,405     19,706,976            0.4%
    Federal Realty Investment Trust.........   152,350     22,125,790            0.5%
    Gaming and Leisure Properties, Inc......   353,547     11,606,948            0.2%
    General Growth Properties, Inc.......... 1,218,319     30,397,059            0.6%
    HCP, Inc................................   996,797     34,140,297            0.7%
#   Highwoods Properties, Inc...............   212,512     10,546,971            0.2%
    Hospitality Properties Trust............   348,626      9,538,407            0.2%
#   Host Hotels & Resorts, Inc.............. 1,590,717     24,624,299            0.5%
    Iron Mountain, Inc......................   537,781     18,139,353            0.4%
#   Kilroy Realty Corp......................   197,573     14,191,669            0.3%
#   Kimco Realty Corp.......................   891,266     23,716,588            0.5%
    Liberty Property Trust..................   314,355     12,709,373            0.3%
    Macerich Co. (The)......................   259,337     18,355,873            0.4%
#   Mid-America Apartment Communities, Inc..   159,688     14,811,062            0.3%
    National Retail Properties, Inc.........   314,811     14,361,678            0.3%
#   Omega Healthcare Investors, Inc.........   414,309     13,187,455            0.3%
    Prologis, Inc........................... 1,126,524     58,759,492            1.2%
    Public Storage..........................   316,191     67,576,341            1.4%
    Realty Income Corp......................   548,676     32,503,566            0.7%
    Regency Centers Corp....................   224,566     16,184,472            0.3%
    Senior Housing Properties Trust.........   511,739     10,884,689            0.2%
    Simon Property Group, Inc...............   675,550    125,625,278            2.6%
#   SL Green Realty Corp....................   214,852     21,102,763            0.4%
    Spirit Realty Capital, Inc.............. 1,027,741     12,240,395            0.3%
    Sun Communities, Inc....................   133,702     10,285,695            0.2%
    UDR, Inc................................   568,465     19,879,221            0.4%
    Ventas, Inc.............................   745,527     50,509,454            1.0%
    VEREIT, Inc. REIT....................... 2,089,475     19,641,065            0.4%
    Vornado Realty Trust....................   361,278     33,519,373            0.7%
    Welltower, Inc..........................   764,813     52,412,635            1.1%
    WP Carey, Inc...........................   209,677     12,735,781            0.3%
    Other Securities........................              354,946,650            7.1%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,593,183,457           32.6%
                                                       --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------

AFFILIATED INVESTMENT COMPANIES -- (67.0%)
UNITED STATES -- (67.0%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 320,901,426 $1,678,314,456           34.3%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  47,182,930  1,619,318,167           33.1%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,297,632,623           67.4%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,297,632,623           67.4%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              4,890,816,080
                                                                             --------------


                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund............................   2,940,518     34,027,679            0.7%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,228,323,230).......................................               $4,924,843,759          100.7%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
  United States................. $1,593,183,457          --   --    $1,593,183,457
Affiliated Investment Companies
  United States.................  3,297,632,623          --   --     3,297,632,623
Securities Lending Collateral...             -- $34,027,679   --        34,027,679
                                 -------------- -----------   --    --------------
TOTAL........................... $4,890,816,080 $34,027,679   --    $4,924,843,759
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                         SHARES       VALUE++         OF NET ASSETS**
                                                         ------       -------         ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (7.2%)
    BlueScope Steel, Ltd.............................. 10,422,296 $     61,831,603               0.5%
    Downer EDI, Ltd................................... 10,628,374       46,976,239               0.4%
    OZ Minerals, Ltd..................................  7,708,562       39,385,693               0.3%
#   Primary Health Care, Ltd.......................... 12,982,539       37,841,289               0.3%
    Treasury Wine Estates, Ltd........................  5,628,238       45,883,460               0.4%
    Other Securities..................................                 765,041,938               5.8%
                                                                  ----------------               ----
TOTAL AUSTRALIA.......................................                 996,960,222               7.7%
                                                                  ----------------               ----

AUSTRIA -- (1.0%)
    Wienerberger AG...................................  2,688,169       42,958,537               0.3%
    Other Securities..................................                  93,902,207               0.8%
                                                                  ----------------               ----
TOTAL AUSTRIA.........................................                 136,860,744               1.1%
                                                                  ----------------               ----

BELGIUM -- (1.2%)
    Other Securities..................................                 168,390,567               1.3%
                                                                  ----------------               ----

CANADA -- (8.0%)
*   New Gold, Inc..................................... 11,382,167       44,890,527               0.4%
#   Precision Drilling Corp...........................  9,599,787       42,799,319               0.3%
    Other Securities..................................               1,015,574,961               7.8%
                                                                  ----------------               ----
TOTAL CANADA..........................................               1,103,264,807               8.5%
                                                                  ----------------               ----

CHINA -- (0.1%)
    Other Securities..................................                  10,731,956               0.1%
                                                                  ----------------               ----

DENMARK -- (1.7%)
    Jyske Bank A.S....................................  1,025,280       46,486,501               0.4%
    Sydbank A.S.......................................  1,377,895       43,026,529               0.3%
    Other Securities..................................                 143,175,738               1.1%
                                                                  ----------------               ----
TOTAL DENMARK.........................................                 232,688,768               1.8%
                                                                  ----------------               ----

FINLAND -- (2.5%)
    Cargotec Oyj Class B..............................    973,185       39,910,579               0.3%
    Kesko Oyj Class B.................................  1,458,967       72,495,964               0.6%
    Other Securities..................................                 225,344,052               1.7%
                                                                  ----------------               ----
TOTAL FINLAND.........................................                 337,750,595               2.6%
                                                                  ----------------               ----

FRANCE -- (4.4%)
    Arkema SA.........................................  1,001,886       95,001,175               0.7%
*   Nexans SA.........................................    759,787       43,188,043               0.3%
    Rexel SA..........................................  3,645,764       50,563,981               0.4%
    Other Securities..................................                 412,423,919               3.2%
                                                                  ----------------               ----
TOTAL FRANCE..........................................                 601,177,118               4.6%
                                                                  ----------------               ----

GERMANY -- (6.8%)
    Aareal Bank AG....................................  1,773,002       64,129,789               0.5%
    Aurubis AG........................................  1,167,679       60,878,661               0.5%
    DMG Mori AG.......................................    999,797       45,763,876               0.4%
    Lanxess AG........................................  1,639,319      105,120,810               0.8%
    Osram Licht AG....................................  1,096,994       62,305,723               0.5%
    Rheinmetall AG....................................  1,078,306       74,853,689               0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                               SHARES        VALUE++         OF NET ASSETS**
                                               ------        -------         ---------------
GERMANY -- (Continued)
    Salzgitter AG...........................   1,332,610 $     43,805,512               0.4%
    Other Securities........................                  481,546,452               3.5%
                                                         ----------------              -----
TOTAL GERMANY...............................                  938,404,512               7.2%
                                                         ----------------              -----

GREECE -- (0.0%)
    Other Securities........................                        1,886               0.0%
                                                         ----------------              -----

HONG KONG -- (3.1%)
    Other Securities........................                  420,368,732               3.2%
                                                         ----------------              -----

IRELAND -- (0.3%)
    Other Securities........................                   43,620,825               0.3%
                                                         ----------------              -----

ISRAEL -- (0.6%)
    Other Securities........................                   82,215,729               0.6%
                                                         ----------------              -----

ITALY -- (3.0%)
    Banca Popolare dell'Emilia Romagna SC...  13,794,426       64,820,979               0.5%
#   Banca Popolare di Milano Scarl.......... 131,508,015       60,272,546               0.5%
    Unipol Gruppo Finanziario SpA...........  12,280,894       37,597,880               0.3%
    Other Securities........................                  256,609,430               1.9%
                                                         ----------------              -----
TOTAL ITALY.................................                  419,300,835               3.2%
                                                         ----------------              -----

JAPAN -- (25.9%)
    Fujikura, Ltd...........................   6,644,200       39,038,012               0.3%
    Kyushu Financial Group, Inc.............   5,673,395       37,724,890               0.3%
    Other Securities........................                3,491,498,246              26.8%
                                                         ----------------              -----
TOTAL JAPAN.................................                3,568,261,148              27.4%
                                                         ----------------              -----

NETHERLANDS -- (2.1%)
#   APERAM SA...............................   1,295,977       58,939,499               0.5%
    Delta Lloyd NV..........................   7,177,283       43,360,353               0.3%
#   SBM Offshore NV.........................   4,403,531       63,209,832               0.5%
    Other Securities........................                  129,334,903               1.0%
                                                         ----------------              -----
TOTAL NETHERLANDS...........................                  294,844,587               2.3%
                                                         ----------------              -----

NEW ZEALAND -- (0.4%)
    Other Securities........................                   58,409,655               0.4%
                                                         ----------------              -----

NORWAY -- (0.7%)
    Other Securities........................                   94,820,762               0.7%
                                                         ----------------              -----

PORTUGAL -- (0.3%)
    Other Securities........................                   39,952,792               0.3%
                                                         ----------------              -----

SINGAPORE -- (1.2%)
    Other Securities........................                  158,940,173               1.2%
                                                         ----------------              -----

SPAIN -- (2.3%)
    Acciona SA..............................     641,361       48,739,153               0.4%
#   Acerinox SA.............................   3,328,284       40,957,184               0.3%
    Gamesa Corp. Tecnologica SA.............   2,275,221       52,531,263               0.4%
    Other Securities........................                  169,582,811               1.3%
                                                         ----------------              -----
TOTAL SPAIN.................................                  311,810,411               2.4%
                                                         ----------------              -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                            SHARES       VALUE++         OF NET ASSETS**
                                            ------       -------         ---------------
SWEDEN -- (3.0%)
     BillerudKorsnas AB..................  2,518,920 $     41,364,292               0.3%
     Holmen AB Class B...................  1,244,509       42,581,753               0.3%
     Saab AB Class B.....................  1,090,814       38,634,039               0.3%
     Other Securities....................                 290,912,982               2.3%
                                                     ----------------              -----
TOTAL SWEDEN.............................                 413,493,066               3.2%
                                                     ----------------              -----

SWITZERLAND -- (4.4%)
     Baloise Holding AG..................    499,895       61,501,836               0.5%
     Helvetia Holding AG.................    166,174       86,454,389               0.7%
     Other Securities....................                 458,006,489               3.5%
                                                     ----------------              -----
TOTAL SWITZERLAND........................                 605,962,714               4.7%
                                                     ----------------              -----

UNITED KINGDOM -- (12.7%)
     Beazley P.L.C....................... 13,328,414       59,345,802               0.5%
     Bellway P.L.C.......................  3,292,215       95,270,849               0.7%
     Bodycote P.L.C......................  5,196,658       37,662,195               0.3%
     Bovis Homes Group P.L.C.............  4,562,935       42,247,075               0.3%
     Centamin P.L.C...................... 25,014,912       48,451,085               0.4%
     Close Brothers Group P.L.C..........  2,394,726       38,860,135               0.3%
     Greene King P.L.C...................  7,070,307       63,247,094               0.5%
     Hiscox, Ltd.........................  7,430,506       92,783,332               0.7%
     Inchcape P.L.C......................  6,553,522       52,105,182               0.4%
     John Wood Group P.L.C...............  7,902,149       74,273,651               0.6%
     Man Group P.L.C..................... 27,750,733       42,307,017               0.3%
     Melrose Industries P.L.C............ 38,390,186       79,225,571               0.6%
     Other Securities....................               1,028,984,021               7.9%
                                                     ----------------              -----
TOTAL UNITED KINGDOM.....................               1,754,763,009              13.5%
                                                     ----------------              -----

UNITED STATES -- (0.0%)
     Other Securities....................                   3,056,896               0.0%
                                                     ----------------              -----
TOTAL COMMON STOCKS......................              12,796,052,509              98.3%
                                                     ----------------              -----

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Other Securities....................                   7,352,563               0.1%
                                                     ----------------              -----
TOTAL PREFERRED STOCKS...................                   7,352,563               0.1%
                                                     ----------------              -----

RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
     Other Securities....................                      91,309               0.0%
                                                     ----------------              -----

SINGAPORE -- (0.0%)
     Other Securities....................                     131,043               0.0%
                                                     ----------------              -----

SPAIN -- (0.0%)
     Other Securities....................                     215,821               0.0%
                                                     ----------------              -----

UNITED KINGDOM -- (0.1%)
     Other Securities....................                   6,722,457               0.1%
                                                     ----------------              -----
TOTAL RIGHTS/WARRANTS....................                   7,160,630               0.1%
                                                     ----------------              -----
TOTAL INVESTMENT SECURITIES..............              12,810,565,702
                                                     ----------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES        VALUE+         OF NET ASSETS**
                                          ------        ------         ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@   DFA Short Term Investment Fund.. 81,879,790 $    947,512,927               7.3%
                                                   ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,684,369,059).............              $ 13,758,078,629             105.8%
                                                   ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Common Stocks
 Australia......................             --  $   996,960,222   --    $   996,960,222
 Austria........................             --      136,860,744   --        136,860,744
 Belgium........................             --      168,390,567   --        168,390,567
 Canada......................... $1,102,402,780          862,027   --      1,103,264,807
 China..........................             --       10,731,956   --         10,731,956
 Denmark........................             --      232,688,768   --        232,688,768
 Finland........................             --      337,750,595   --        337,750,595
 France.........................         86,852      601,090,266   --        601,177,118
 Germany........................             --      938,404,512   --        938,404,512
 Greece.........................             --            1,886   --              1,886
 Hong Kong......................         79,646      420,289,086   --        420,368,732
 Ireland........................             --       43,620,825   --         43,620,825
 Israel.........................             --       82,215,729   --         82,215,729
 Italy..........................             --      419,300,835   --        419,300,835
 Japan..........................      4,531,599    3,563,729,549   --      3,568,261,148
 Netherlands....................             --      294,844,587   --        294,844,587
 New Zealand....................             --       58,409,655   --         58,409,655
 Norway.........................             --       94,820,762   --         94,820,762
 Portugal.......................             --       39,952,792   --         39,952,792
 Singapore......................        438,984      158,501,189   --        158,940,173
 Spain..........................             --      311,810,411   --        311,810,411
 Sweden.........................             --      413,493,066   --        413,493,066
 Switzerland....................             --      605,962,714   --        605,962,714
 United Kingdom.................             --    1,754,763,009   --      1,754,763,009
 United States..................        150,425        2,906,471   --          3,056,896
Preferred Stocks
 Germany........................             --        7,352,563   --          7,352,563
Rights/Warrants
 Australia......................             --           91,309   --             91,309
 Singapore......................             --          131,043   --            131,043
 Spain..........................             --          215,821   --            215,821
 United Kingdom.................             --        6,722,457   --          6,722,457
Securities Lending Collateral...             --      947,512,927   --        947,512,927
Futures Contracts**.............     (3,457,941)              --   --         (3,457,941)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $1,104,232,345  $12,650,388,343   --    $13,754,620,688
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                              PERCENTAGE
                                                 SHARES      VALUE++        OF NET ASSETS**
                                                 ------      -------        ---------------
COMMON STOCKS -- (92.4%)
AUSTRALIA -- (6.2%)
    Australia & New Zealand Banking Group, Ltd.. 214,260 $     4,524,187               0.3%
    BHP Billiton, Ltd........................... 314,531       5,495,117               0.3%
#   Fortescue Metals Group, Ltd................. 868,376       3,644,250               0.2%
    Macquarie Group, Ltd........................  80,830       4,886,127               0.3%
    Treasury Wine Estates, Ltd.................. 356,118       2,903,204               0.2%
    Woodside Petroleum, Ltd..................... 224,990       4,816,133               0.3%
    Other Securities............................              97,973,431               5.1%
                                                         ---------------               ----
TOTAL AUSTRALIA.................................             124,242,449               6.7%
                                                         ---------------               ----

AUSTRIA -- (0.6%)
    Other Securities............................              12,418,345               0.7%
                                                         ---------------               ----

BELGIUM -- (1.7%)
    Ageas.......................................  83,970       3,067,703               0.2%
#   Anheuser-Busch InBev SA.....................  27,589       3,166,384               0.2%
    Umicore SA..................................  56,575       3,438,746               0.2%
    Other Securities............................              23,106,059               1.2%
                                                         ---------------               ----
TOTAL BELGIUM...................................              32,778,892               1.8%
                                                         ---------------               ----

CANADA -- (8.2%)
    Suncor Energy, Inc.......................... 139,453       4,184,723               0.2%
    Other Securities............................             160,062,099               8.7%
                                                         ---------------               ----
TOTAL CANADA....................................             164,246,822               8.9%
                                                         ---------------               ----

CHINA -- (0.0%)
    Other Securities............................                 811,856               0.0%
                                                         ---------------               ----

DENMARK -- (1.8%)
    Other Securities............................              36,479,776               2.0%
                                                         ---------------               ----

FINLAND -- (2.1%)
    UPM-Kymmene Oyj............................. 273,652       6,365,558               0.4%
    Other Securities............................              35,417,221               1.9%
                                                         ---------------               ----
TOTAL FINLAND...................................              41,782,779               2.3%
                                                         ---------------               ----

FRANCE -- (6.0%)
    BNP Paribas SA..............................  73,561       4,265,306               0.2%
    Cie de Saint-Gobain......................... 105,119       4,667,617               0.3%
    Technip SA..................................  50,974       3,383,140               0.2%
    Total SA.................................... 240,139      11,503,835               0.6%
    Other Securities............................              95,214,376               5.1%
                                                         ---------------               ----
TOTAL FRANCE....................................             119,034,274               6.4%
                                                         ---------------               ----

GERMANY -- (5.6%)
    Allianz SE..................................  25,753       4,020,152               0.2%
    BASF SE.....................................  38,075       3,361,183               0.2%
    Daimler AG..................................  89,896       6,413,358               0.4%
    E.ON SE..................................... 588,434       4,312,548               0.2%
*   RWE AG...................................... 247,438       3,936,537               0.2%
    Other Securities............................              89,878,733               4.8%
                                                         ---------------               ----
TOTAL GERMANY...................................             111,922,511               6.0%
                                                         ---------------               ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                         SHARES      VALUE++        OF NET ASSETS**
                                                         ------      -------        ---------------
HONG KONG -- (3.0%)
     Other Securities...................................         $    60,120,275               3.2%
                                                                 ---------------              -----

IRELAND -- (0.5%)
     Other Securities...................................               9,302,904               0.5%
                                                                 ---------------              -----

ISRAEL -- (0.7%)
     Other Securities...................................              13,848,935               0.7%
                                                                 ---------------              -----

ITALY -- (2.5%)
     Assicurazioni Generali SpA......................... 303,243       3,917,093               0.2%
     Eni SpA............................................ 211,731       3,072,695               0.2%
     Other Securities...................................              42,065,042               2.2%
                                                                 ---------------              -----
TOTAL ITALY.............................................              49,054,830               2.6%
                                                                 ---------------              -----

JAPAN -- (23.8%)
     Honda Motor Co., Ltd............................... 108,123       3,235,214               0.2%
     Mitsubishi Chemical Holdings Corp.................. 462,400       3,036,083               0.2%
     Mitsubishi UFJ Financial Group, Inc................ 817,300       4,217,111               0.2%
     Sumitomo Mitsui Financial Group, Inc...............  88,341       3,062,929               0.2%
     Toyota Motor Corp..................................  55,363       3,211,426               0.2%
     Toyota Motor Corp. Sponsored ADR...................  36,827       4,259,411               0.3%
     Other Securities...................................             453,241,144              24.2%
                                                                 ---------------              -----
TOTAL JAPAN.............................................             474,263,318              25.5%
                                                                 ---------------              -----

NETHERLANDS -- (2.7%)
     Koninklijke Ahold Delhaize NV...................... 290,458       6,626,044               0.4%
     Koninklijke DSM NV.................................  62,767       4,034,318               0.2%
     Other Securities...................................              43,716,231               2.3%
                                                                 ---------------              -----
TOTAL NETHERLANDS.......................................              54,376,593               2.9%
                                                                 ---------------              -----

NEW ZEALAND -- (0.5%)
     Other Securities...................................              10,447,365               0.6%
                                                                 ---------------              -----

NORWAY -- (0.9%)
     Other Securities...................................              18,361,505               1.0%
                                                                 ---------------              -----

PORTUGAL -- (0.3%)
     Other Securities...................................               5,076,833               0.3%
                                                                 ---------------              -----

SINGAPORE -- (1.1%)
     Other Securities...................................              21,758,685               1.2%
                                                                 ---------------              -----

SPAIN -- (2.1%)
     Banco Santander SA................................. 853,014       4,179,790               0.2%
     Other Securities...................................              37,107,416               2.0%
                                                                 ---------------              -----
TOTAL SPAIN.............................................              41,287,206               2.2%
                                                                 ---------------              -----

SWEDEN -- (2.6%)
     Other Securities...................................              50,731,426               2.7%
                                                                 ---------------              -----

SWITZERLAND -- (6.1%)
     Baloise Holding AG.................................  26,119       3,213,408               0.2%
     Clariant AG........................................ 182,599       3,023,740               0.2%
     Flughafen Zuerich AG...............................  16,575       3,046,882               0.2%
     Lonza Group AG.....................................  15,916       3,003,376               0.2%
     Nestle SA.......................................... 110,012       7,977,396               0.4%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                        SHARES       VALUE++        OF NET ASSETS**
                                                        ------       -------        ---------------
SWITZERLAND -- (Continued)
    Novartis AG.......................................    52,784 $     3,745,953               0.2%
    Novartis AG Sponsored ADR.........................    73,269       5,203,564               0.3%
    Swiss Life Holding AG.............................    12,759       3,376,447               0.2%
    Swiss Re AG.......................................    39,527       3,668,568               0.2%
    Zurich Insurance Group AG.........................    11,416       2,988,212               0.2%
    Other Securities..................................                81,499,610               4.2%
                                                                 ---------------              -----
TOTAL SWITZERLAND.....................................               120,747,156               6.5%
                                                                 ---------------              -----

UNITED KINGDOM -- (13.4%)
*   Anglo American P.L.C..............................   210,298       2,918,769               0.2%
    BP P.L.C. Sponsored ADR...........................   259,985       9,242,472               0.5%
    HSBC Holdings P.L.C. Sponsored ADR................   228,451       8,596,611               0.5%
    Melrose Industries P.L.C.......................... 1,702,272       3,512,968               0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   147,757       7,359,766               0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   113,939       5,960,149               0.3%
*   Standard Chartered P.L.C..........................   374,495       3,256,575               0.2%
#   Vodafone Group P.L.C. Sponsored ADR...............   142,624       3,970,657               0.2%
    WM Morrison Supermarkets P.L.C.................... 1,327,157       3,673,920               0.2%
    Other Securities..................................               218,402,900              11.7%
                                                                 ---------------              -----
TOTAL UNITED KINGDOM..................................               266,894,787              14.4%
                                                                 ---------------              -----

UNITED STATES -- (0.0%)
    Other Securities..................................                   700,028               0.0%
                                                                 ---------------              -----
TOTAL COMMON STOCKS...................................             1,840,689,550              99.1%
                                                                 ---------------              -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Other Securities..................................                 6,885,828               0.4%
                                                                 ---------------              -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                     1,326               0.0%
                                                                 ---------------              -----
TOTAL PREFERRED STOCKS................................                 6,887,154               0.4%
                                                                 ---------------              -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                     4,475               0.0%
                                                                 ---------------              -----

HONG KONG -- (0.0%)
    Other Securities..................................                       151               0.0%
                                                                 ---------------              -----

SPAIN -- (0.0%)
    Other Securities..................................                    60,463               0.0%
                                                                 ---------------              -----

SWEDEN -- (0.0%)
    Other Securities..................................                    37,741               0.0%
                                                                 ---------------              -----

UNITED KINGDOM -- (0.0%)
    Other Securities..................................                   236,150               0.0%
                                                                 ---------------              -----
TOTAL RIGHTS/WARRANTS.................................                   338,980               0.0%
                                                                 ---------------              -----
TOTAL INVESTMENT SECURITIES...........................             1,847,915,684
                                                                 ---------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                          SHARES       VALUE+         OF NET ASSETS**
                                          ------       ------         ---------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@   DFA Short Term Investment Fund.. 12,465,810 $   144,254,351               7.8%
                                                   ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,899,597,169)..............              $ 1,992,170,035             107.3%
                                                   ===============             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  2,866,003 $  121,376,446   --    $  124,242,449
 Austria........................           --     12,418,345   --        12,418,345
 Belgium........................    3,908,754     28,870,138   --        32,778,892
 Canada.........................  164,215,258         31,564   --       164,246,822
 China..........................           --        811,856   --           811,856
 Denmark........................           --     36,479,776   --        36,479,776
 Finland........................           --     41,782,779   --        41,782,779
 France.........................      488,883    118,545,391   --       119,034,274
 Germany........................    3,778,788    108,143,723   --       111,922,511
 Hong Kong......................      372,251     59,748,024   --        60,120,275
 Ireland........................    2,225,599      7,077,305   --         9,302,904
 Israel.........................    2,102,368     11,746,567   --        13,848,935
 Italy..........................      507,826     48,547,004   --        49,054,830
 Japan..........................    9,015,112    465,248,206   --       474,263,318
 Netherlands....................    6,228,570     48,148,023   --        54,376,593
 New Zealand....................       49,885     10,397,480   --        10,447,365
 Norway.........................      490,003     17,871,502   --        18,361,505
 Portugal.......................           --      5,076,833   --         5,076,833
 Singapore......................       14,322     21,744,363   --        21,758,685
 Spain..........................    2,418,495     38,868,711   --        41,287,206
 Sweden.........................      132,406     50,599,020   --        50,731,426
 Switzerland....................    8,678,108    112,069,048   --       120,747,156
 United Kingdom.................   51,871,871    215,022,916   --       266,894,787
 United States..................      248,573        451,455   --           700,028
Preferred Stocks
 Germany........................           --      6,885,828   --         6,885,828
 United Kingdom.................           --          1,326   --             1,326
Rights/Warrants
 Australia......................           --          4,475   --             4,475
 Hong Kong......................           --            151   --               151
 Spain..........................           --         60,463   --            60,463
 Sweden.........................           --         37,741   --            37,741
 United Kingdom.................           --        236,150   --           236,150
Securities Lending Collateral...           --    144,254,351   --       144,254,351
                                 ------------ --------------   --    --------------
TOTAL........................... $259,613,075 $1,732,556,960   --    $1,992,170,035
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                               SHARES      VALUE+
                                                              --------- -------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $ 122,604,492
Investment in Dimensional Emerging Markets Value Fund........              45,155,236
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,059,135    20,451,904
                                                                        -------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $188,081,378).....................................             188,211,632
                                                                        -------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $188,081,378).....................................           $ 188,211,632
                                                                        =============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
Affiliated Investment Companies.... $188,211,632   --      --    $188,211,632
                                    ------------   --      --    ------------
TOTAL.............................. $188,211,632   --      --    $188,211,632
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    COMMON STOCKS -- (96.8%)
    AUSTRALIA -- (4.7%)
        BlueScope Steel, Ltd............  88,385 $   524,355            0.2%
        Challenger, Ltd.................  73,657     601,300            0.2%
        Orica, Ltd......................  46,842     578,704            0.2%
        Santos, Ltd..................... 212,526     568,666            0.2%
        Treasury Wine Estates, Ltd......  78,127     636,920            0.2%
        Other Securities................          10,485,523            3.8%
                                                 -----------            ----
    TOTAL AUSTRALIA.....................          13,395,468            4.8%
                                                 -----------            ----

    AUSTRIA -- (0.6%)
        Other Securities................           1,846,597            0.7%
                                                 -----------            ----

    BELGIUM -- (0.9%)
        Ageas...........................  28,003   1,023,045            0.4%
        Other Securities................           1,650,898            0.6%
                                                 -----------            ----
    TOTAL BELGIUM.......................           2,673,943            1.0%
                                                 -----------            ----

    BRAZIL -- (1.4%)
        Kroton Educacional SA........... 178,300     888,149            0.3%
        Other Securities................           3,067,544            1.1%
                                                 -----------            ----
    TOTAL BRAZIL........................           3,955,693            1.4%
                                                 -----------            ----

    CANADA -- (6.5%)
        First Quantum Minerals, Ltd..... 103,517     983,230            0.4%
        Teck Resources, Ltd. Class B....  48,198   1,040,643            0.4%
        Other Securities................          16,511,927            5.8%
                                                 -----------            ----
    TOTAL CANADA........................          18,535,800            6.6%
                                                 -----------            ----

    CHILE -- (0.3%)
        Other Securities................             820,569            0.3%
                                                 -----------            ----

    CHINA -- (6.6%)
        Other Securities................          18,991,993            6.8%
                                                 -----------            ----

    COLOMBIA -- (0.1%)
        Other Securities................             188,478            0.1%
                                                 -----------            ----

    DENMARK -- (1.4%)
    *   TDC A.S.........................  96,517     532,146            0.2%
        Other Securities................           3,355,721            1.2%
                                                 -----------            ----
    TOTAL DENMARK.......................           3,887,867            1.4%
                                                 -----------            ----

    FINLAND -- (2.1%)
        Neste Oyj.......................  17,647     761,329            0.3%
        Stora Enso Oyj Class R..........  70,796     669,031            0.2%
        UPM-Kymmene Oyj.................  72,885   1,695,415            0.6%
        Other Securities................           3,023,290            1.1%
                                                 -----------            ----
    TOTAL FINLAND.......................           6,149,065            2.2%
                                                 -----------            ----

    FRANCE -- (4.0%)
        Arkema SA.......................   9,229     875,115            0.3%
        Atos SE.........................   5,086     527,792            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    FRANCE -- (Continued)
        Rexel SA........................  43,153 $   598,499            0.2%
        SCOR SE.........................  23,193     751,073            0.3%
        STMicroelectronics NV...........  87,664     832,020            0.3%
        Technip SA......................  15,411   1,022,827            0.4%
        Other Securities................           6,730,753            2.3%
                                                 -----------           -----
    TOTAL FRANCE........................          11,338,079            4.0%
                                                 -----------           -----

    GERMANY -- (4.5%)
        Lanxess AG......................  11,884     762,058            0.3%
        Osram Licht AG..................  10,639     604,261            0.2%
        Rheinmetall AG..................   8,438     585,748            0.2%
    *   RWE AG..........................  53,047     843,935            0.3%
        Other Securities................           9,983,758            3.5%
                                                 -----------           -----
    TOTAL GERMANY.......................          12,779,760            4.5%
                                                 -----------           -----

    HONG KONG -- (2.1%)
        Hang Lung Group, Ltd............ 135,000     516,407            0.2%
        Other Securities................           5,470,545            1.9%
                                                 -----------           -----
    TOTAL HONG KONG.....................           5,986,952            2.1%
                                                 -----------           -----

    INDIA -- (4.1%)
        Other Securities................          11,697,767            4.2%
                                                 -----------           -----

    INDONESIA -- (1.0%)
        Other Securities................           2,942,436            1.0%
                                                 -----------           -----

    IRELAND -- (0.5%)
        Smurfit Kappa Group P.L.C.......  34,342     753,542            0.3%
        Other Securities................             735,704            0.2%
                                                 -----------           -----
    TOTAL IRELAND.......................           1,489,246            0.5%
                                                 -----------           -----

    ISRAEL -- (0.5%)
        Other Securities................           1,527,113            0.5%
                                                 -----------           -----

    ITALY -- (2.5%)
    #   Fiat Chrysler Automobiles NV....  99,560     729,867            0.3%
        Other Securities................           6,334,151            2.2%
                                                 -----------           -----
    TOTAL ITALY.........................           7,064,018            2.5%
                                                 -----------           -----

    JAPAN -- (17.7%)
        Other Securities................          50,738,692           18.0%
                                                 -----------           -----

    MALAYSIA -- (0.9%)
        Other Securities................           2,613,089            0.9%
                                                 -----------           -----

    MEXICO -- (1.2%)
    *   Cemex S.A.B. de C.V............. 905,938     783,667            0.3%
        Other Securities................           2,518,164            0.9%
                                                 -----------           -----
    TOTAL MEXICO........................           3,301,831            1.2%
                                                 -----------           -----

    NETHERLANDS -- (1.0%)
        APERAM SA.......................  14,890     677,180            0.3%
        Other Securities................           2,176,908            0.7%
                                                 -----------           -----
    TOTAL NETHERLANDS...................           2,854,088            1.0%
                                                 -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    NEW ZEALAND -- (0.4%)
        Other Securities................         $ 1,288,946            0.5%
                                                 -----------            ----

    NORWAY -- (0.8%)
        Other Securities................           2,227,940            0.8%
                                                 -----------            ----

    PHILIPPINES -- (0.3%)
        Other Securities................           1,004,770            0.4%
                                                 -----------            ----

    POLAND -- (0.3%)
        Other Securities................             939,013            0.3%
                                                 -----------            ----

    PORTUGAL -- (0.2%)
        Other Securities................             550,784            0.2%
                                                 -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities................           2,206,646            0.8%
                                                 -----------            ----

    SOUTH AFRICA -- (2.0%)
    *   AngloGold Ashanti, Ltd.
         Sponsored ADR..................  47,956     658,916            0.2%
        Other Securities................           5,090,776            1.8%
                                                 -----------            ----
    TOTAL SOUTH AFRICA..................           5,749,692            2.0%
                                                 -----------            ----

    SOUTH KOREA -- (4.9%)
        Other Securities................          14,046,582            5.0%
                                                 -----------            ----

    SPAIN -- (1.3%)
        Banco de Sabadell SA............ 566,408     756,284            0.3%
        Other Securities................           3,087,463            1.1%
                                                 -----------            ----
    TOTAL SPAIN.........................           3,843,747            1.4%
                                                 -----------            ----

    SWEDEN -- (1.8%)
        Other Securities................           5,080,507            1.8%
                                                 -----------            ----

    SWITZERLAND -- (3.4%)
        Baloise Holding AG..............   6,236     767,212            0.3%
    *   Dufry AG........................   4,813     585,538            0.2%
        Helvetia Holding AG.............   1,207     627,959            0.2%
        Swiss Life Holding AG...........   4,696   1,242,715            0.5%
        Other Securities................           6,423,050            2.2%
                                                 -----------            ----
    TOTAL SWITZERLAND...................           9,646,474            3.4%
                                                 -----------            ----

    TAIWAN -- (4.4%)
        Other Securities................          12,698,779            4.5%
                                                 -----------            ----

    THAILAND -- (0.8%)
        Other Securities................           2,273,285            0.8%
                                                 -----------            ----

    TURKEY -- (0.4%)
        Other Securities................           1,037,862            0.4%
                                                 -----------            ----

    UNITED KINGDOM -- (10.4%)
        Barratt Developments P.L.C......  95,492     529,544            0.2%
        Bellway P.L.C...................  25,648     742,208            0.3%
        Coca-Cola HBC AG................  24,514     529,010            0.2%
        Direct Line Insurance Group
         P.L.C.......................... 174,812     739,555            0.3%
        GKN P.L.C....................... 201,823     787,073            0.3%
        Hiscox, Ltd.....................  55,044     687,324            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
UNITED KINGDOM -- (Continued)
     Inchcape P.L.C................................  64,830 $    515,445            0.2%
     J Sainsbury P.L.C............................. 241,161      739,410            0.3%
     Johnson Matthey P.L.C.........................  24,288    1,012,409            0.4%
     Marks & Spencer Group P.L.C................... 150,625      626,719            0.2%
     Persimmon P.L.C...............................  29,335      607,230            0.2%
     Royal Mail P.L.C.............................. 123,358      740,085            0.3%
     Smiths Group P.L.C............................  49,987      866,184            0.3%
     Tate & Lyle P.L.C.............................  57,850      551,713            0.2%
     Travis Perkins P.L.C..........................  34,083      554,511            0.2%
     WM Morrison Supermarkets P.L.C................ 299,653      829,518            0.3%
     Other Securities..............................           18,779,099            6.4%
                                                            ------------           -----
TOTAL UNITED KINGDOM...............................           29,837,037           10.6%
                                                            ------------           -----

UNITED STATES -- (0.0%)
     Other Securities..............................               66,196            0.0%
                                                            ------------           -----
TOTAL COMMON STOCKS................................          277,276,804           98.6%
                                                            ------------           -----

PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
     Other Securities..............................            1,303,313            0.5%
                                                            ------------           -----

CHILE -- (0.0%)
     Other Securities..............................               30,737            0.0%
                                                            ------------           -----

COLOMBIA -- (0.0%)
     Other Securities..............................              129,859            0.0%
                                                            ------------           -----

GERMANY -- (0.2%)
     Other Securities..............................              487,381            0.2%
                                                            ------------           -----

SOUTH KOREA -- (0.0%)
     Other Securities..............................               27,468            0.0%
                                                            ------------           -----
TOTAL PREFERRED STOCKS.............................            1,978,758            0.7%
                                                            ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
     Other Securities..............................                3,794            0.0%
                                                            ------------           -----

HONG KONG -- (0.0%)
     Other Securities..............................                  231            0.0%
                                                            ------------           -----

INDIA -- (0.0%)
     Other Securities..............................                8,078            0.0%
                                                            ------------           -----

SPAIN -- (0.0%)
     Other Securities..............................                1,620            0.0%
                                                            ------------           -----

SWEDEN -- (0.0%)
     Other Securities..............................               13,288            0.0%
                                                            ------------           -----

UNITED KINGDOM -- (0.0%)
     Other Securities..............................               48,844            0.1%
                                                            ------------           -----
TOTAL RIGHTS/WARRANTS..............................               75,855            0.1%
                                                            ------------           -----
TOTAL INVESTMENT SECURITIES........................          279,331,417
                                                            ------------

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
   SECURITIES LENDING COLLATERAL -- (2.5%)
   (S)@   DFA Short Term Investment Fund.. 617,478 $  7,145,456            2.5%
                                                   ------------          ------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $272,647,227)................           $286,476,873          101.9%
                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Common Stocks
 Australia......................          -- $ 13,395,468   --    $ 13,395,468
 Austria........................          --    1,846,597   --       1,846,597
 Belgium........................          --    2,673,943   --       2,673,943
 Brazil......................... $ 3,955,693           --   --       3,955,693
 Canada.........................  18,533,056        2,744   --      18,535,800
 Chile..........................     269,518      551,051   --         820,569
 China..........................     272,255   18,719,738   --      18,991,993
 Colombia.......................     188,478           --   --         188,478
 Denmark........................          --    3,887,867   --       3,887,867
 Finland........................          --    6,149,065   --       6,149,065
 France.........................          --   11,338,079   --      11,338,079
 Germany........................      31,774   12,747,986   --      12,779,760
 Hong Kong......................      39,535    5,947,417   --       5,986,952
 India..........................      28,376   11,669,391   --      11,697,767
 Indonesia......................          --    2,942,436   --       2,942,436
 Ireland........................          --    1,489,246   --       1,489,246
 Israel.........................      20,588    1,506,525   --       1,527,113
 Italy..........................          --    7,064,018   --       7,064,018
 Japan..........................     159,283   50,579,409   --      50,738,692
 Malaysia.......................          --    2,613,089   --       2,613,089
 Mexico.........................   3,301,831           --   --       3,301,831
 Netherlands....................      55,536    2,798,552   --       2,854,088
 New Zealand....................          --    1,288,946   --       1,288,946
 Norway.........................          --    2,227,940   --       2,227,940
 Philippines....................          --    1,004,770   --       1,004,770
 Poland.........................          --      939,013   --         939,013
 Portugal.......................          --      550,784   --         550,784
 Singapore......................      16,121    2,190,525   --       2,206,646
 South Africa...................   1,273,262    4,476,430   --       5,749,692
 South Korea....................      15,289   14,031,293   --      14,046,582
 Spain..........................          --    3,843,747   --       3,843,747
 Sweden.........................          --    5,080,507   --       5,080,507
 Switzerland....................          --    9,646,474   --       9,646,474
 Taiwan.........................          --   12,698,779   --      12,698,779
 Thailand.......................   2,273,285           --   --       2,273,285
 Turkey.........................          --    1,037,862   --       1,037,862
 United Kingdom.................          --   29,837,037   --      29,837,037
 United States..................          --       66,196   --          66,196
Preferred Stocks
 Brazil.........................   1,303,313           --   --       1,303,313
 Chile..........................          --       30,737   --          30,737
 Colombia.......................     129,859           --   --         129,859
 Germany........................          --      487,381   --         487,381
 South Korea....................      27,468           --   --          27,468

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
Rights/Warrants
 Australia......................          -- $      3,794   --    $      3,794
 Hong Kong......................          --          231   --             231
 India..........................          --        8,078   --           8,078
 Spain..........................          --        1,620   --           1,620
 Sweden.........................          --       13,288   --          13,288
 United Kingdom.................          --       48,844   --          48,844
Securities Lending Collateral...          --    7,145,456   --       7,145,456
                                 ----------- ------------   --    ------------
TOTAL........................... $31,894,520 $254,582,353   --    $286,476,873
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
 COMMON STOCKS -- (93.2%)
 AUSTRALIA -- (4.6%)
      Australia & New Zealand Banking
       Group, Ltd.........................   136,042 $  2,872,582            0.2%
      BHP Billiton, Ltd...................   219,729    3,838,848            0.3%
      Commonwealth Bank of Australia......    42,958    2,391,510            0.2%
      National Australia Bank, Ltd........   167,814    3,562,260            0.2%
      Westpac Banking Corp................   198,957    4,600,868            0.3%
      Other Securities....................             62,753,461            3.6%
                                                     ------------            ----
 TOTAL AUSTRALIA..........................             80,019,529            4.8%
                                                     ------------            ----

 AUSTRIA -- (0.4%)
      Other Securities....................              7,680,103            0.5%
                                                     ------------            ----

 BELGIUM -- (1.1%)
      Anheuser-Busch InBev SA.............    39,170    4,495,533            0.3%
      Other Securities....................             14,059,749            0.8%
                                                     ------------            ----
 TOTAL BELGIUM............................             18,555,282            1.1%
                                                     ------------            ----

 BRAZIL -- (1.5%)
      Other Securities....................             26,540,217            1.6%
                                                     ------------            ----

 CANADA -- (6.1%)
      Bank of Montreal....................    43,272    2,752,099            0.2%
      Bank of Nova Scotia (The)...........    50,621    2,721,385            0.2%
      Canadian Natural Resources, Ltd.....    74,149    2,351,265            0.2%
      Royal Bank of Canada................    72,182    4,509,931            0.3%
      Toronto-Dominion Bank (The).........    54,161    2,457,826            0.2%
      Other Securities....................             92,344,997            5.4%
                                                     ------------            ----
 TOTAL CANADA.............................            107,137,503            6.5%
                                                     ------------            ----

 CHILE -- (0.3%)
      Other Securities....................              4,757,960            0.3%
                                                     ------------            ----

 CHINA -- (5.2%)
      China Construction Bank Corp.
       Class H............................ 6,570,000    4,797,721            0.3%
      Industrial & Commercial Bank of
       China, Ltd. Class H................ 4,897,000    2,939,372            0.2%
      Tencent Holdings, Ltd...............    91,900    2,435,563            0.2%
      Other Securities....................             79,872,000            4.7%
                                                     ------------            ----
 TOTAL CHINA..............................             90,044,656            5.4%
                                                     ------------            ----

 COLOMBIA -- (0.1%)
      Other Securities....................              1,515,620            0.1%
                                                     ------------            ----

 CZECH REPUBLIC -- (0.0%)
      Other Securities....................                405,216            0.0%
                                                     ------------            ----

 DENMARK -- (1.3%)
      Other Securities....................             22,550,888            1.4%
                                                     ------------            ----

 EGYPT -- (0.0%)
      Other Securities....................                139,538            0.0%
                                                     ------------            ----

 FINLAND -- (1.2%)
      UPM-Kymmene Oyj.....................   130,315    3,031,323            0.2%
      Other Securities....................             18,204,516            1.1%
                                                     ------------            ----
 TOTAL FINLAND............................             21,235,839            1.3%
                                                     ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
FRANCE -- (5.0%)
     BNP Paribas SA................................  50,207 $  2,911,165            0.2%
     Cie Generale des Etablissements Michelin......  28,430    3,079,197            0.2%
     Orange SA..................................... 153,965    2,422,432            0.2%
     Sanofi........................................  39,753    3,093,530            0.2%
     Total SA...................................... 185,779    8,899,725            0.6%
     Other Securities..............................           67,700,511            3.9%
                                                            ------------           -----
TOTAL FRANCE.......................................           88,106,560            5.3%
                                                            ------------           -----

GERMANY -- (4.8%)
     Allianz SE....................................  15,044    2,348,432            0.2%
     BASF SE.......................................  63,703    5,623,571            0.4%
     Bayerische Motoren Werke AG...................  37,367    3,260,101            0.2%
     Daimler AG....................................  84,976    6,062,355            0.4%
     Deutsche Telekom AG........................... 206,421    3,367,804            0.2%
     E.ON SE....................................... 360,877    2,644,815            0.2%
     Other Securities..............................           59,721,059            3.4%
                                                            ------------           -----
TOTAL GERMANY......................................           83,028,137            5.0%
                                                            ------------           -----

GREECE -- (0.0%)
     Other Securities..............................              432,683            0.0%
                                                            ------------           -----

HONG KONG -- (2.1%)
     AIA Group, Ltd................................ 557,400    3,506,604            0.2%
     Other Securities..............................           33,937,074            2.1%
                                                            ------------           -----
TOTAL HONG KONG....................................           37,443,678            2.3%
                                                            ------------           -----

HUNGARY -- (0.1%)
     Other Securities..............................            1,321,333            0.1%
                                                            ------------           -----

INDIA -- (2.6%)
     Other Securities..............................           46,087,975            2.8%
                                                            ------------           -----

INDONESIA -- (0.7%)
     Other Securities..............................           11,630,052            0.7%
                                                            ------------           -----

IRELAND -- (0.4%)
     Other Securities..............................            6,869,216            0.4%
                                                            ------------           -----

ISRAEL -- (0.5%)
     Other Securities..............................            7,991,959            0.5%
                                                            ------------           -----

ITALY -- (1.7%)
     Eni SpA....................................... 205,577    2,983,386            0.2%
     Other Securities..............................           26,311,110            1.6%
                                                            ------------           -----
TOTAL ITALY........................................           29,294,496            1.8%
                                                            ------------           -----

JAPAN -- (17.7%)
     Hitachi, Ltd.................................. 498,000    2,654,784            0.2%
     Honda Motor Co., Ltd.......................... 104,700    3,132,792            0.2%
     Nissan Motor Co., Ltd......................... 257,500    2,619,414            0.2%
     Toyota Motor Corp............................. 156,288    9,065,753            0.6%
     Other Securities..............................          291,593,321           17.5%
                                                            ------------           -----
TOTAL JAPAN........................................          309,066,064           18.7%
                                                            ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                             SHARES    VALUE++   OF NET ASSETS**
                                             ------    -------   ---------------
  MALAYSIA -- (0.7%)
       Other Securities.....................         $11,274,046            0.7%
                                                     -----------            ----

  MEXICO -- (0.9%)
       Other Securities.....................          16,495,098            1.0%
                                                     -----------            ----

  NETHERLANDS -- (1.9%)
       Koninklijke Ahold Delhaize NV........ 155,008   3,536,098            0.2%
       Koninklijke DSM NV...................  40,578   2,608,131            0.2%
       Other Securities.....................          26,922,912            1.6%
                                                     -----------            ----
  TOTAL NETHERLANDS.........................          33,067,141            2.0%
                                                     -----------            ----

  NEW ZEALAND -- (0.4%)
       Other Securities.....................           7,022,283            0.4%
                                                     -----------            ----

  NORWAY -- (0.6%)
       Other Securities.....................          10,675,154            0.6%
                                                     -----------            ----

  PERU -- (0.0%)
       Other Securities.....................             352,679            0.0%
                                                     -----------            ----

  PHILIPPINES -- (0.3%)
       Other Securities.....................           5,911,104            0.4%
                                                     -----------            ----

  POLAND -- (0.3%)
       Other Securities.....................           5,277,124            0.3%
                                                     -----------            ----

  PORTUGAL -- (0.2%)
       Other Securities.....................           3,621,321            0.2%
                                                     -----------            ----

  RUSSIA -- (0.3%)
       Other Securities.....................           4,682,726            0.3%
                                                     -----------            ----

  SINGAPORE -- (0.8%)
       Other Securities.....................          13,524,076            0.8%
                                                     -----------            ----

  SOUTH AFRICA -- (1.8%)
       Other Securities.....................          31,676,545            1.9%
                                                     -----------            ----

  SOUTH KOREA -- (4.1%)
       Samsung Electronics Co., Ltd.........   7,245  10,362,727            0.7%
       Other Securities.....................          61,042,613            3.6%
                                                     -----------            ----
  TOTAL SOUTH KOREA.........................          71,405,340            4.3%
                                                     -----------            ----

  SPAIN -- (1.8%)
       Banco Bilbao Vizcaya Argentaria SA... 419,111   3,017,052            0.2%
       Banco Santander SA................... 715,205   3,504,525            0.2%
       Other Securities.....................          24,651,683            1.5%
                                                     -----------            ----
  TOTAL SPAIN...............................          31,173,260            1.9%
                                                     -----------            ----

  SWEDEN -- (1.9%)
       Other Securities.....................          33,786,883            2.0%
                                                     -----------            ----

  SWITZERLAND -- (4.5%)
       ABB, Ltd............................. 127,841   2,637,413            0.2%
       Nestle SA............................ 188,507  13,669,372            0.8%
       Novartis AG..........................  47,933   3,401,689            0.2%
       Roche Holding AG.....................  11,852   2,722,186            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
SWITZERLAND -- (Continued)
    Syngenta AG.............................     8,330 $    3,333,382            0.2%
    Other Securities........................               53,010,824            3.2%
                                                       --------------           -----
TOTAL SWITZERLAND...........................               78,774,866            4.8%
                                                       --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co.,
     Ltd. Sponsored ADR.....................   123,087      3,828,006            0.3%
    Other Securities........................               58,897,843            3.5%
                                                       --------------           -----
TOTAL TAIWAN................................               62,725,849            3.8%
                                                       --------------           -----

THAILAND -- (0.7%)
    Other Securities........................               11,481,135            0.7%
                                                       --------------           -----

TURKEY -- (0.3%)
    Other Securities........................                5,328,110            0.3%
                                                       --------------           -----

UNITED KINGDOM -- (10.7%)
    BP P.L.C. Sponsored ADR.................   275,906      9,808,458            0.6%
#   HSBC Holdings P.L.C. Sponsored ADR......   146,019      5,494,695            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class A................................   112,390      5,598,146            0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class B................................    91,039      4,762,250            0.3%
    SSE P.L.C...............................   129,263      2,513,266            0.2%
    Vodafone Group P.L.C.................... 1,177,738      3,234,451            0.2%
    Other Securities........................              156,096,346            9.3%
                                                       --------------           -----
TOTAL UNITED KINGDOM........................              187,507,612           11.3%
                                                       --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                  593,241            0.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            1,628,210,097           98.3%
                                                       --------------           -----

PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.7%)
    Other Securities........................               11,035,263            0.7%
                                                       --------------           -----

CHILE -- (0.0%)
    Other Securities........................                  173,093            0.0%
                                                       --------------           -----

COLOMBIA -- (0.0%)
    Other Securities........................                  246,622            0.0%
                                                       --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG...........................    17,044      2,349,951            0.2%
    Other Securities........................                3,111,594            0.2%
                                                       --------------           -----
TOTAL GERMANY...............................                5,461,545            0.4%
                                                       --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities........................                   61,114            0.0%
                                                       --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    1,830            0.0%
                                                       --------------           -----
TOTAL PREFERRED STOCKS......................               16,979,467            1.1%
                                                       --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                   48,457            0.0%
                                                       --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
 BRAZIL -- (0.0%)
        Other Securities................           $           80            0.0%
                                                   --------------          ------

 CHINA -- (0.0%)
        Other Securities................                      263            0.0%
                                                   --------------          ------

 INDIA -- (0.0%)
        Other Securities................                   14,019            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                   48,645            0.0%
                                                   --------------          ------

 SWEDEN -- (0.0%)
        Other Securities................                   22,703            0.0%
                                                   --------------          ------

 UNITED KINGDOM -- (0.0%)
        Other Securities................                  110,403            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  244,570            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            1,645,434,134
                                                   --------------

                                                      VALUE+
                                                      ------

 SECURITIES LENDING COLLATERAL -- (5.8%)
 (S)@   DFA Short Term Investment Fund.. 8,774,063    101,533,454            6.1%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,755,514,830)..............             $1,746,967,588          105.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------- ------- -------------
Common Stocks
 Australia...................... $    891,056 $  79,128,473   --    $  80,019,529
 Austria........................           --     7,680,103   --        7,680,103
 Belgium........................    4,851,820    13,703,462   --       18,555,282
 Brazil.........................   26,540,217            --   --       26,540,217
 Canada.........................  107,135,128         2,375   --      107,137,503
 Chile..........................    1,106,857     3,651,103   --        4,757,960
 China..........................    6,089,017    83,955,639   --       90,044,656
 Colombia.......................    1,515,620            --   --        1,515,620
 Czech Republic.................           --       405,216   --          405,216
 Denmark........................      189,926    22,360,962   --       22,550,888
 Egypt..........................           --       139,538   --          139,538
 Finland........................      163,491    21,072,348   --       21,235,839
 France.........................    1,670,790    86,435,770   --       88,106,560
 Germany........................    2,997,165    80,030,972   --       83,028,137
 Greece.........................           --       432,683   --          432,683
 Hong Kong......................      137,953    37,305,725   --       37,443,678
 Hungary........................           --     1,321,333   --        1,321,333
 India..........................      941,362    45,146,613   --       46,087,975
 Indonesia......................      203,564    11,426,488   --       11,630,052
 Ireland........................    1,807,573     5,061,643   --        6,869,216
 Israel.........................    2,183,220     5,808,739   --        7,991,959

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
 Italy.......................... $    150,542 $   29,143,954   --    $   29,294,496
 Japan..........................    3,248,558    305,817,506   --       309,066,064
 Malaysia.......................           --     11,274,046   --        11,274,046
 Mexico.........................   16,495,098             --   --        16,495,098
 Netherlands....................    3,265,362     29,801,779   --        33,067,141
 New Zealand....................        9,966      7,012,317   --         7,022,283
 Norway.........................      262,785     10,412,369   --        10,675,154
 Peru...........................      352,679             --   --           352,679
 Philippines....................       28,620      5,882,484   --         5,911,104
 Poland.........................           --      5,277,124   --         5,277,124
 Portugal.......................           --      3,621,321   --         3,621,321
 Russia.........................      390,926      4,291,800   --         4,682,726
 Singapore......................           --     13,524,076   --        13,524,076
 South Africa...................    3,779,428     27,897,117   --        31,676,545
 South Korea....................    1,111,922     70,293,418   --        71,405,340
 Spain..........................      760,670     30,412,590   --        31,173,260
 Sweden.........................       45,801     33,741,082   --        33,786,883
 Switzerland....................    3,055,601     75,719,265   --        78,774,866
 Taiwan.........................    4,081,719     58,644,130   --        62,725,849
 Thailand.......................   11,481,135             --   --        11,481,135
 Turkey.........................       19,248      5,308,862   --         5,328,110
 United Kingdom.................   45,963,618    141,543,994   --       187,507,612
 United States..................      465,821        127,420   --           593,241
Preferred Stocks
 Brazil.........................   11,035,263             --   --        11,035,263
 Chile..........................           --        173,093   --           173,093
 Colombia.......................      246,622             --   --           246,622
 Germany........................           --      5,461,545   --         5,461,545
 South Korea....................       61,114             --   --            61,114
 United Kingdom.................           --          1,830   --             1,830
Rights/Warrants
 Australia......................           --         48,457   --            48,457
 Brazil.........................           --             80   --                80
 China..........................           --            263   --               263
 India..........................           --         14,019   --            14,019
 Spain..........................           --         48,645   --            48,645
 Sweden.........................           --         22,703   --            22,703
 United Kingdom.................           --        110,403   --           110,403
Securities Lending Collateral...           --    101,533,454   --       101,533,454
                                 ------------ --------------   --    --------------
TOTAL........................... $264,737,257 $1,482,230,331   --    $1,746,967,588
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 10,503,349 $189,060,275
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 11,886,670  137,647,634
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  2,358,062   43,388,342
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $367,362,816).............................................             370,096,251
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.250%
  (Cost $135,220)....................................................    135,220      135,220
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $367,498,036).............................................            $370,231,471
                                                                                 ============

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies. $370,096,251   --      --    $370,096,251
Temporary Cash Investments......      135,220   --      --         135,220
                                 ------------   --      --    ------------
TOTAL........................... $370,231,471   --      --    $370,231,471
                                 ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,247,010 $124,576,109
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 8,721,975  101,000,470
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,750,059   50,601,077
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $262,973,959).................................            276,177,656
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $262,973,959).................................           $276,177,656
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                    LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                 ------------  -------- ------- ------------
Affiliated Investment Companies. $276,177,656        --   --    $276,177,656
Futures Contracts**.............     (348,246)       --   --        (348,246)
Forward Currency Contracts**....           --  $648,545   --         648,545
                                 ------------  --------   --    ------------
TOTAL........................... $275,829,410  $648,545   --    $276,477,955
                                 ============  ========   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2016

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $4,914,328,310
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $3,933,956,774).................................. $4,914,328,310
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $5,462,433,773
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $5,273,564,309)........................................ $5,462,433,773
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund....... $16,486,353,176
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $17,575,579,787)....................................... $16,486,353,176
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                    SHARES        VALUE++         OF NET ASSETS**
                                                    ------        -------         ---------------
COMMON STOCKS -- (91.5%)
BRAZIL -- (6.7%)
    AMBEV SA ADR.................................  12,546,714 $     74,025,613               0.4%
    BM&FBovespa SA - Bolsa de Valores
     Mercadorias e Futuros.......................  13,167,642       77,553,781               0.4%
*   Petroleo Brasileiro SA Sponsored ADR.........   3,804,709       44,400,954               0.2%
    Ultrapar Participacoes SA....................   2,067,950       46,859,281               0.3%
    Other Securities.............................                1,072,346,099               5.7%
                                                              ----------------              -----
TOTAL BRAZIL.....................................                1,315,185,728               7.0%
                                                              ----------------              -----

CHILE -- (1.4%)
    Other Securities.............................                  275,769,136               1.5%
                                                              ----------------              -----

CHINA -- (14.1%)
*   Alibaba Group Holding, Ltd. Sponsored ADR....     496,150       50,453,493               0.3%
    Bank of China, Ltd. Class H.................. 150,583,702       67,479,412               0.4%
    China Construction Bank Corp. Class H........ 236,178,302      172,468,432               0.9%
    China Mobile, Ltd............................   3,748,000       42,938,557               0.2%
    China Mobile, Ltd. Sponsored ADR.............   1,846,091      106,021,006               0.6%
    CNOOC, Ltd...................................  34,505,000       43,416,745               0.2%
    Industrial & Commercial Bank of China, Ltd.
     Class H..................................... 172,209,725      103,367,047               0.6%
    Ping An Insurance Group Co. of China, Ltd.
     Class H.....................................  12,889,500       67,844,082               0.4%
    Tencent Holdings, Ltd........................  10,436,500      276,591,471               1.5%
    Other Securities.............................                1,819,775,830               9.6%
                                                              ----------------              -----
TOTAL CHINA......................................                2,750,356,075              14.7%
                                                              ----------------              -----

COLOMBIA -- (0.4%)
    Other Securities.............................                   67,342,330               0.4%
                                                              ----------------              -----

CZECH REPUBLIC -- (0.2%)
    Other Securities.............................                   30,382,918               0.2%
                                                              ----------------              -----

EGYPT -- (0.1%)
    Other Securities.............................                   17,471,189               0.1%
                                                              ----------------              -----

GREECE -- (0.3%)
    Other Securities.............................                   49,673,177               0.3%
                                                              ----------------              -----

HONG KONG -- (0.0%)
    Other Securities.............................                    2,330,709               0.0%
                                                              ----------------              -----

HUNGARY -- (0.3%)
    Other Securities.............................                   62,864,262               0.3%
                                                              ----------------              -----

INDIA -- (12.6%)
    HDFC Bank, Ltd...............................   2,994,559       56,121,149               0.3%
    Housing Development Finance Corp., Ltd.......   2,148,830       44,361,378               0.3%
    Infosys, Ltd.................................   2,997,055       44,946,786               0.3%
#   Infosys, Ltd. Sponsored ADR..................   3,708,004       56,584,141               0.3%
    ITC, Ltd.....................................  12,536,994       45,357,157               0.3%
    Reliance Industries, Ltd.....................   3,320,225       52,171,656               0.3%
    Tata Consultancy Services, Ltd...............   1,537,993       55,052,747               0.3%
    Other Securities.............................                2,112,215,323              11.1%
                                                              ----------------              -----
TOTAL INDIA......................................                2,466,810,337              13.2%
                                                              ----------------              -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                           SHARES       VALUE++         OF NET ASSETS**
                                                           ------       -------         ---------------
INDONESIA -- (3.2%)
    Astra International Tbk PT.......................... 70,413,000 $     44,424,093               0.3%
    Bank Central Asia Tbk PT............................ 41,064,300       48,823,200               0.3%
    Bank Rakyat Indonesia Persero Tbk PT................ 50,598,500       47,247,330               0.3%
    Other Securities....................................                 487,905,040               2.5%
                                                                    ----------------              -----
TOTAL INDONESIA.........................................                 628,399,663               3.4%
                                                                    ----------------              -----

MALAYSIA -- (3.5%)
    Other Securities....................................                 687,558,992               3.7%
                                                                    ----------------              -----

MEXICO -- (4.2%)
#   America Movil S.A.B. de C.V. Series L ADR...........  3,134,148       41,182,704               0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR..................  6,971,669       60,514,088               0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................    627,285       60,012,356               0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.....  8,068,930       47,599,899               0.3%
#   Grupo Mexico S.A.B. de C.V. Series B................ 19,578,566       48,063,354               0.3%
    Grupo Televisa S.A.B. Sponsored ADR.................  1,922,391       47,156,251               0.3%
    Other Securities....................................                 521,520,285               2.7%
                                                                    ----------------              -----
TOTAL MEXICO............................................                 826,048,937               4.4%
                                                                    ----------------              -----

PERU -- (0.1%)
    Other Securities....................................                  25,378,230               0.1%
                                                                    ----------------              -----

PHILIPPINES -- (1.5%)
    Other Securities....................................                 291,108,976               1.6%
                                                                    ----------------              -----

POLAND -- (1.5%)
    Other Securities....................................                 285,379,966               1.5%
                                                                    ----------------              -----

RUSSIA -- (1.3%)
    Other Securities....................................                 252,847,002               1.3%
                                                                    ----------------              -----

SOUTH AFRICA -- (7.7%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...............  4,151,296       57,038,807               0.3%
    FirstRand, Ltd...................................... 17,937,935       64,321,236               0.4%
    MTN Group, Ltd......................................  9,901,001       85,518,271               0.5%
    Naspers, Ltd. Class N...............................    568,071       95,140,661               0.5%
    Sanlam, Ltd.........................................  9,204,888       44,585,717               0.2%
    Standard Bank Group, Ltd............................  6,015,257       63,853,654               0.3%
#   Steinhoff International Holdings NV.................  9,034,034       48,735,616               0.3%
    Other Securities....................................               1,038,433,994               5.5%
                                                                    ----------------              -----
TOTAL SOUTH AFRICA......................................               1,497,627,956               8.0%
                                                                    ----------------              -----

SOUTH KOREA -- (13.6%)
    Hyundai Motor Co....................................    364,834       44,542,372               0.3%
    NAVER Corp..........................................     62,169       46,512,689               0.3%
    Samsung Electronics Co., Ltd........................    379,401      542,667,873               2.9%
    SK Hynix, Inc.......................................  2,440,058       87,272,625               0.5%
    Other Securities....................................               1,926,609,968              10.1%
                                                                    ----------------              -----
TOTAL SOUTH KOREA.......................................               2,647,605,527              14.1%
                                                                    ----------------              -----

TAIWAN -- (14.1%)
#   Hon Hai Precision Industry Co., Ltd................. 55,950,504      151,131,357               0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd......... 41,147,652      246,941,518               1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                    SHARES       VALUE++         OF NET ASSETS**
                                                    ------       -------         ---------------
TAIWAN -- (Continued)
    Taiwan Semiconductor Manufacturing Co., Ltd.
     Sponsored ADR...............................  5,726,641 $    178,098,535               1.0%
    Other Securities.............................               2,177,762,272              11.6%
                                                             ----------------              -----
TOTAL TAIWAN.....................................               2,753,933,682              14.7%
                                                             ----------------              -----

THAILAND -- (3.1%)
    PTT PCL......................................  5,479,380       54,171,455               0.3%
    Other Securities.............................                 554,594,571               2.9%
                                                             ----------------              -----
TOTAL THAILAND...................................                 608,766,026               3.2%
                                                             ----------------              -----

TURKEY -- (1.6%)
    Other Securities.............................                 315,650,023               1.7%
                                                             ----------------              -----
TOTAL COMMON STOCKS..............................              17,858,490,841              95.4%
                                                             ----------------              -----

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
    Banco Bradesco SA............................  4,819,172       50,486,564               0.3%
    Banco Bradesco SA ADR........................  4,068,175       42,349,700               0.2%
    Itau Unibanco Holding SA..................... 10,663,754      128,285,762               0.7%
    Itau Unibanco Holding SA ADR.................  6,510,406       77,669,143               0.4%
*   Petroleo Brasileiro SA.......................  9,738,720       53,971,791               0.3%
*   Petroleo Brasileiro SA Sponsored ADR.........  4,323,435       47,817,191               0.3%
    Other Securities.............................                 201,052,509               1.0%
                                                             ----------------              -----
TOTAL BRAZIL.....................................                 601,632,660               3.2%
                                                             ----------------              -----

CHILE -- (0.0%)
    Other Securities.............................                   3,532,418               0.0%
                                                             ----------------              -----

COLOMBIA -- (0.1%)
    Other Securities.............................                  16,088,406               0.1%
                                                             ----------------              -----

SOUTH KOREA -- (0.0%)
    Other Securities.............................                     762,788               0.0%
                                                             ----------------              -----
TOTAL PREFERRED STOCKS...........................                 622,016,272               3.3%
                                                             ----------------              -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                       3,518               0.0%
                                                             ----------------              -----

CHINA -- (0.0%)
    Other Securities.............................                       2,893               0.0%
                                                             ----------------              -----

INDIA -- (0.0%)
    Other Securities.............................                     681,471               0.0%
                                                             ----------------              -----

KOREA -- (0.0%)
    Other Securities.............................                      91,836               0.0%
                                                             ----------------              -----

SOUTH KOREA -- (0.0%)
    Other Securities.............................                   1,028,102               0.0%
                                                             ----------------              -----

TAIWAN -- (0.0%)
    Other Securities.............................                       2,899               0.0%
                                                             ----------------              -----

THAILAND -- (0.0%)
    Other Securities.............................                         502               0.0%
                                                             ----------------              -----
TOTAL RIGHTS/WARRANTS............................                   1,811,221               0.0%
                                                             ----------------              -----
TOTAL INVESTMENT SECURITIES......................              18,482,318,334
                                                             ----------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES        VALUE+         OF NET ASSETS**
                                          ------        ------         ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@   DFA Short Term Investment Fund.. 89,883,156 $  1,040,127,884               5.6%
                                                   ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,654,071,551).............              $ 19,522,446,218             104.3%
                                                   ================             ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,315,185,728               --   --    $ 1,315,185,728
 Chile..........................     92,720,557  $   183,048,579   --        275,769,136
 China..........................    296,032,195    2,454,323,880   --      2,750,356,075
 Colombia.......................     67,342,330               --   --         67,342,330
 Czech Republic.................             --       30,382,918   --         30,382,918
 Egypt..........................        873,114       16,598,075   --         17,471,189
 Greece.........................             --       49,673,177   --         49,673,177
 Hong Kong......................             --        2,330,709   --          2,330,709
 Hungary........................        297,975       62,566,287   --         62,864,262
 India..........................    118,055,293    2,348,755,044   --      2,466,810,337
 Indonesia......................     29,984,610      598,415,053   --        628,399,663
 Malaysia.......................             --      687,558,992   --        687,558,992
 Mexico.........................    826,048,937               --   --        826,048,937
 Peru...........................     25,378,230               --   --         25,378,230
 Philippines....................      5,316,547      285,792,429   --        291,108,976
 Poland.........................             --      285,379,966   --        285,379,966
 Russia.........................     13,016,138      239,830,864   --        252,847,002
 South Africa...................    145,078,248    1,352,549,708   --      1,497,627,956
 South Korea....................     83,894,614    2,563,710,913   --      2,647,605,527
 Taiwan.........................    205,016,334    2,548,917,348   --      2,753,933,682
 Thailand.......................    608,588,877          177,149   --        608,766,026
 Turkey.........................      2,338,047      313,311,976   --        315,650,023
Preferred Stocks
 Brazil.........................    601,632,660               --   --        601,632,660
 Chile..........................             --        3,532,418   --          3,532,418
 Colombia.......................     16,088,406               --   --         16,088,406
 South Korea....................        762,788               --   --            762,788
Rights/Warrants
 Brazil.........................             --            3,518   --              3,518
 China..........................             --            2,893   --              2,893
 India..........................             --          681,471   --            681,471
 Korea..........................             --           91,836   --             91,836
 South Korea....................             --        1,028,102   --          1,028,102
 Taiwan.........................             --            2,899   --              2,899
 Thailand.......................             --              502   --                502
Securities Lending Collateral...             --    1,040,127,884   --      1,040,127,884
Futures Contracts**.............     (3,446,602)              --   --         (3,446,602)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $4,450,205,026  $15,068,794,590   --    $19,518,999,616
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   ENHANCED U.S.
                                                                       LARGE     U.S. LARGE CAP
                                                                      COMPANY        EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                                     PORTFOLIO     PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                                   ------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Company at Value.............           --             --  $   17,646,269              --
Investments at Value (including $0, $53,986, $0 and $1,565,476
 of securities on loan, respectively)............................. $    234,208   $    848,164              --    $  7,975,043
Temporary Cash Investments at Value & Cost........................           --          3,254              --          87,593
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $0, $46,030, $0 and $1,240,328)...............           --         46,037              --       1,240,541
Segregated Cash for Futures Contracts.............................           --             --              --           3,420
Cash..............................................................        8,411             --              --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold........           --            180              --          61,483
  Dividends, Interest and Tax Reclaims............................        1,060          1,012              --           2,380
  Securities Lending Income.......................................           --             18              --             432
  Fund Shares Sold................................................          110            539          38,325           5,191
Prepaid Expenses and Other Assets.................................           16             22             114              58
                                                                   ------------   ------------  --------------    ------------
     Total Assets.................................................      243,805        899,226      17,684,708       9,376,141
                                                                   ------------   ------------  --------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................           --         46,029              --       1,240,317
  Investment Securities/Affiliated Investment Company
   Purchased......................................................        4,829          1,147              --          57,171
  Fund Shares Redeemed............................................           72            562           8,422           7,221
  Due to Advisor..................................................           40            109           2,260           2,439
  Futures Margin Variation........................................          427             --              --             141
Accrued Expenses and Other Liabilities............................           24             56             773             563
                                                                   ------------   ------------  --------------    ------------
     Total Liabilities............................................        5,392         47,903          11,455       1,307,852
                                                                   ------------   ------------  --------------    ------------
NET ASSETS........................................................ $    238,413   $    851,323  $   17,673,253    $  8,068,289
                                                                   ============   ============  ==============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $35,661 and shares outstanding of 0; 0; 0 and 1,677,570,
 respectively.....................................................          N/A            N/A             N/A    $      21.26
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................          N/A            N/A             N/A     100,000,000
                                                                   ============   ============  ==============    ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $147,945 and shares outstanding of 0; 0; 0 and 6,990,693,
 respectively.....................................................          N/A            N/A             N/A    $      21.16
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................          N/A            N/A             N/A     100,000,000
                                                                   ============   ============  ==============    ============
Institutional Class Shares -- based on net assets of $238,413;
 $851,323; $17,673,253 and $7,884,683 and shares
 outstanding of 19,513,163; 65,183,149; 541,624,567 and
 370,883,194, respectively........................................ $      12.22   $      13.06  $        32.63    $      21.26
                                                                   ============   ============  ==============    ============
NUMBER OF SHARES AUTHORIZED.......................................  300,000,000    100,000,000   2,000,000,000     700,000,000
                                                                   ============   ============  ==============    ============
Investments in Affiliated Investment Company at Cost.............. $         --   $         --  $   13,161,852    $         --
                                                                   ------------   ------------  --------------    ------------
Investments at Cost............................................... $    234,200   $    793,916  $           --    $  7,084,402
                                                                   ============   ============  ==============    ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    231,408   $    806,457  $   12,720,635    $  6,878,063
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          201          1,887          18,983           1,417
Accumulated Net Realized Gain (Loss)..............................        6,558        (11,276)        449,218         299,994
Net Unrealized Appreciation (Depreciation)........................          246         54,255       4,484,417         888,815
                                                                   ------------   ------------  --------------    ------------
NET ASSETS........................................................ $    238,413   $    851,323  $   17,673,253    $  8,068,289
                                                                   ============   ============  ==============    ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                         U.S. CORE      U.S. CORE     U.S. VECTOR
                                                       U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                      VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,943,046,
 $1,995,032, $2,369,893 and $656,011 of securities
 on loan, respectively)..............................  $   12,291,970  $   14,795,874 $   16,664,191 $    3,787,413
Temporary Cash Investments at Value & Cost...........         283,404         164,854        183,777         37,304
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $1,801,739,
 $1,416,026, $1,864,887 and $509,259)................       1,802,024       1,416,231      1,865,190        509,342
Segregated Cash for Futures Contracts................          12,321           5,040          5,670          1,305
Receivables:
  Investment Securities Sold.........................          86,220           2,721         11,313            821
  Dividends and Interest.............................           3,198          14,707         16,403          2,747
  Securities Lending Income..........................             507             637            832            224
  Fund Shares Sold...................................           5,780           9,283          9,566          1,859
Prepaid Expenses and Other Assets....................             116             172            115             26
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      14,485,540      16,409,519     18,757,057      4,341,041
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,801,676       1,415,949      1,864,857        509,255
  Investment Securities Purchased....................          51,203          21,930         31,705          2,159
  Fund Shares Redeemed...............................          12,581           8,277          5,348          5,688
  Due to Advisor.....................................           5,485           2,168          2,882            988
  Futures Margin Variation...........................             507             207            233             54
Accrued Expenses and Other Liabilities...............             903             829            986            250
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,872,355       1,449,360      1,906,011        518,394
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,613,185  $   14,960,159 $   16,851,046 $    3,822,647
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,613,185; $14,960,159; $16,851,046 and
 $3,822,647 and shares outstanding of
 385,110,575; 831,236,058; 980,473,669 and
 239,934,633, respectively...........................  $        32.75  $        18.00 $        17.19 $        15.93
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   10,085,942  $   11,326,017 $   12,434,154 $    2,892,649
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    9,878,016  $   11,386,149 $   12,472,449 $    2,824,977
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          (1,771)         33,644         26,714            150
Accumulated Net Realized Gain (Loss).................         534,573          73,528        125,173        103,508
Net Unrealized Appreciation (Depreciation)...........       2,202,367       3,466,838      4,226,710        894,012
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   12,613,185  $   14,960,159 $   16,851,046 $    3,822,647
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             DFA REAL
                                                                                              ESTATE       LARGE CAP
                                                             U.S. SMALL CAP U.S. MICRO CAP  SECURITIES   INTERNATIONAL
                                                               PORTFOLIO*     PORTFOLIO*    PORTFOLIO*    PORTFOLIO*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $2,734,250, $866,990,
 $601,613 and $199,224 of securities on loan,
 respectively).............................................. $   12,824,777 $    5,046,074 $  7,193,577  $  3,473,508
Temporary Cash Investments at Value & Cost..................        159,360         42,876       67,517            --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $2,565,207, $804,677,
 $461,489 and $207,749).....................................      2,565,605        804,805      461,557       207,774
Segregated Cash for Futures Contracts.......................          5,903          2,709        2,412         1,473
Foreign Currencies at Value.................................             --             --           --        10,328
Cash........................................................             --             --           --        27,839
Receivables:
  Investment Securities Sold................................         14,794         52,190          154        19,362
  Dividends, Interest and Tax Reclaims......................          3,059          1,582        5,834        11,545
  Securities Lending Income.................................          1,155            358           90           253
  Fund Shares Sold..........................................         10,547          2,483        4,054         1,824
  Futures Margin Variation..................................             79              3           --            --
Unrealized Gain on Foreign Currency Contracts...............             --             --           --             2
Prepaid Expenses and Other Assets...........................             89             38           65            22
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................     15,585,368      5,953,118    7,735,260     3,753,930
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      2,565,111        804,670      461,482       207,738
  Investment Securities Purchased...........................         27,611         13,328        8,118        15,610
  Fund Shares Redeemed......................................         10,670          4,200        3,938         1,760
  Due to Advisor............................................          3,878          2,222          983           750
  Futures Margin Variation..................................             --             --           99            19
Unrealized Loss on Foreign Currency Contracts...............             --             --           --            10
Accrued Expenses and Other Liabilities......................            899            375          460           268
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      2,608,169        824,795      475,080       226,155
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   12,977,199 $    5,128,323 $  7,260,180  $  3,527,775
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $12,977,199; $5,128,323; $7,260,180 and $3,527,775
 and shares outstanding of 430,635,066; 275,979,542;
 211,528,474 and 180,746,924, respectively.................. $        30.14 $        18.58 $      34.32  $      19.52
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $   10,736,611 $    3,760,525 $  5,088,981  $  3,240,449
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $     10,325
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   10,544,580 $    3,590,798 $  5,130,102  $  3,512,948
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          2,738          1,818       39,022        11,729
Accumulated Net Realized Gain (Loss)........................        345,607        251,692      (12,090)     (228,787)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --          (332)
Net Unrealized Appreciation (Depreciation)..................      2,084,274      1,284,015    2,103,146       232,217
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $   12,977,199 $    5,128,323 $  7,260,180  $  3,527,775
                                                             ============== ============== ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                           INTERNATIONAL                 ASIA PACIFIC
                                                           INTERNATIONAL       SMALL      JAPANESE SMALL    SMALL
                                                            CORE EQUITY       COMPANY        COMPANY       COMPANY
                                                            PORTFOLIO*       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                          --------------  --------------  -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................             --  $   10,294,008   $    509,655  $    251,675
Investments at Value (including $1,202,449, $0, $0 and
 $0 of securities on loan, respectively)................. $   16,737,241              --             --            --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $1,236,430, $0, $0 and
 $0).....................................................      1,236,638              --             --            --
Segregated Cash for Futures Contracts....................          6,030           3,866             --            --
Foreign Currencies at Value..............................         23,403              --             --            --
Cash.....................................................        158,681          97,178             --            --
Receivables:
  Investment Securities Sold.............................            489              --             --            --
  Dividends, Interest and Tax Reclaims...................         49,672              --             --            --
  Securities Lending Income..............................          2,314              --             --            --
  Fund Shares Sold.......................................         21,215           2,600             --            17
Prepaid Expenses and Other Assets........................            158             110              8             8
                                                          --------------  --------------   ------------  ------------
     Total Assets........................................     18,235,841      10,397,762        509,663       251,700
                                                          --------------  --------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      1,236,407              --             --            --
  Investment Securities Purchased........................          1,463              --             --            --
  Fund Shares Redeemed...................................          8,573           6,350             67            25
  Due to Advisor.........................................          5,034           3,567            170            87
  Futures Margin Variation...............................            248               2             --            --
Accrued Expenses and Other Liabilities...................          1,105             482             13            13
                                                          --------------  --------------   ------------  ------------
     Total Liabilities...................................      1,252,830          10,401            250           125
                                                          --------------  --------------   ------------  ------------
NET ASSETS............................................... $   16,983,011  $   10,387,361   $    509,413  $    251,575
                                                          ==============  ==============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,983,011; $10,387,361; $509,413 and $251,575
 and shares outstanding of 1,466,221,305;
 584,367,957; 22,135,681 and 11,829,539,
 respectively............................................ $        11.58  $        17.78   $      23.01  $      21.27
                                                          ==============  ==============   ============  ============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000   1,500,000,000    100,000,000   100,000,000
                                                          ==============  ==============   ============  ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $           --  $    9,548,011   $    438,859  $    260,212
                                                          --------------  --------------   ------------  ------------
Investments at Cost...................................... $   16,261,978  $           --   $         --  $         --
                                                          ==============  ==============   ============  ============
Foreign Currencies at Cost............................... $       23,405  $           --   $         --  $         --
                                                          ==============  ==============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $   16,830,111  $    9,407,620   $    470,614  $    281,710
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         49,229         (18,870)         2,402           511
Accumulated Net Realized Gain (Loss).....................       (367,321)        256,462        (34,243)      (22,109)
Net Unrealized Foreign Exchange Gain (Loss)..............         (1,529)         (1,059)          (156)           --
Net Unrealized Appreciation (Depreciation)...............        472,521         743,208         70,796        (8,537)
                                                          --------------  --------------   ------------  ------------
NET ASSETS............................................... $   16,983,011  $   10,387,361   $    509,413  $    251,575
                                                          ==============  ==============   ============  ============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA
                                                       UNITED      CONTINENTAL   INTERNATIONAL    DFA GLOBAL          DFA
                                                    KINGDOM SMALL     SMALL       REAL ESTATE     REAL ESTATE    INTERNATIONAL
                                                       COMPANY       COMPANY      SECURITIES      SECURITIES       SMALL CAP
                                                      PORTFOLIO     PORTFOLIO     PORTFOLIO*       PORTFOLIO    VALUE PORTFOLIO*
                                                    ------------- ------------  --------------  --------------  ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................. $     32,369  $    292,249              --  $    3,297,633               --
Investments at Value (including $0, $0, $153,418,
 $33,099 and $894,648 of securities on loan,
 respectively).....................................           --            --  $    4,110,144       1,593,183   $   12,810,566
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $157,915, $34,022 and $947,349)...................           --            --         157,926          34,028          947,513
Segregated Cash for Futures Contracts..............           --            --           1,238              --            5,653
Foreign Currencies at Value........................           --            --          18,761             120           51,381
Cash...............................................           --            --          39,036          10,382           95,845
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................           --            --             577              --           16,986
  Dividends, Interest and Tax Reclaims.............           --            --          14,191           1,322           43,106
  Securities Lending Income........................           --            --             128              10            1,924
  Fund Shares Sold.................................           22             8           2,545           5,285           14,151
Unrealized Gain on Foreign Currency Contracts......           --            --              --              --                8
Prepaid Expenses and Other Assets..................           18            11              21              65               77
                                                    ------------  ------------  --------------  --------------   --------------
     Total Assets..................................       32,409       292,268       4,344,567       4,942,028       13,987,210
                                                    ------------  ------------  --------------  --------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................           --            --         157,910          34,018          947,321
  Investment Securities/Affiliated Investment
   Company Purchased...............................           --            --           2,811           5,093           14,693
  Fund Shares Redeemed.............................           72            32           1,000          13,564            7,184
  Due to Advisor...................................           10           108             891             162            7,191
  Futures Margin Variation.........................           --            --              51              --              174
Unrealized Loss on Foreign Currency Contracts......           --            --               1              --               --
Accrued Expenses and Other Liabilities.............            4            11             280             236              918
                                                    ------------  ------------  --------------  --------------   --------------
     Total Liabilities.............................           86           151         162,944          53,073          977,481
                                                    ------------  ------------  --------------  --------------   --------------
NET ASSETS......................................... $     32,323  $    292,117  $    4,181,623  $    4,888,955   $   13,009,729
                                                    ============  ============  ==============  ==============   ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $32,323; $292,117; $4,181,623; $4,888,955
 and $13,009,729 and shares outstanding of
 1,187,810; 13,601,917; 799,639,322;
 450,869,182 and 673,643,118, respectively......... $      27.21  $      21.48  $         5.23  $        10.84   $        19.31
                                                    ============  ============  ==============  ==============   ==============
NUMBER OF SHARES AUTHORIZED........................  100,000,000   100,000,000   1,200,000,000   1,500,000,000    2,300,000,000
                                                    ============  ============  ==============  ==============   ==============
Investments in Affiliated Investment Companies at
 Cost.............................................. $     30,008  $    254,355  $           --  $    2,659,558   $           --
                                                    ------------  ------------  --------------  --------------   --------------
Investments at Cost................................ $         --  $         --  $    3,978,565  $    1,534,743   $   11,737,020
                                                    ============  ============  ==============  ==============   ==============
Foreign Currencies at Cost......................... $         --  $         --  $       18,681  $          117   $       51,989
                                                    ============  ============  ==============  ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $     28,283  $    264,520  $    4,440,849  $    4,154,717   $   11,585,752
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............          199           227        (148,335)         61,223          (39,951)
Accumulated Net Realized Gain (Loss)...............        1,478       (10,637)       (241,893)        (23,508)         395,817
Net Unrealized Foreign Exchange Gain (Loss)........            2           113            (364)             --           (1,533)
Net Unrealized Appreciation (Depreciation).........        2,361        37,894         131,366         696,523        1,069,644
                                                    ------------  ------------  --------------  --------------   --------------
NET ASSETS......................................... $     32,323  $    292,117  $    4,181,623  $    4,888,955   $   13,009,729
                                                    ============  ============  ==============  ==============   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                          INTERNATIONAL                 WORLD EX U.S.  WORLD EX U.S.
                                                          VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE  CORE EQUITY
                                                           PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*    PORTFOLIO*
                                                          ------------- --------------- -------------- -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................           --   $    188,212              --            --
Investments at Value (including $138,147, $0,
 $7,915, $105,597 and $0 of securities on loan,
 respectively)........................................... $  1,847,916             --    $    279,331  $  1,645,434
Temporary Cash Investments at Value & Cost...............           --             --              --            --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $144,230, $0, $7,144,
 $101,516 and $0)........................................      144,254             --           7,145       101,533
Foreign Currencies at Value..............................        4,420             --           1,028         2,874
Cash.....................................................          284             43              18         3,306
Receivables:
  Investment Securities Sold.............................          851             --             661            61
  Dividends, Interest and Tax Reclaims...................        5,604             --             661         3,976
  Securities Lending Income..............................          273             --              22           239
  Fund Shares Sold.......................................        1,028             --             308         1,741
  From Advisor...........................................           --             --              --            --
Unrealized Gain on Foreign Currency Contracts............           --             --               1            --
Prepaid Expenses and Other Assets........................           31             12              22            18
                                                          ------------   ------------    ------------  ------------
     Total Assets........................................    2,004,661        188,267         289,197     1,759,182
                                                          ------------   ------------    ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................      144,226             --           7,144       101,515
  Investment Securities Purchased........................        1,285             --             259            80
  Fund Shares Redeemed...................................        1,815             52             383           545
  Due to Advisor.........................................          711             54             141           393
Unrealized Loss on Foreign Currency Contracts............            2             --               1            --
Accrued Expenses and Other Liabilities...................          148              7              57           204
                                                          ------------   ------------    ------------  ------------
     Total Liabilities...................................      148,187            113           7,985       102,737
                                                          ------------   ------------    ------------  ------------
NET ASSETS............................................... $  1,856,474   $    188,154    $    281,212  $  1,656,445
                                                          ============   ============    ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,856,474; $188,154; $281,212; $1,656,445 and
 $370,229 and shares outstanding of 172,237,676;
 18,255,169; 23,363,536; 166,766,789 and
 28,171,065, respectively................................ $      10.78   $      10.31    $      12.04  $       9.93
                                                          ============   ============    ============  ============
NUMBER OF SHARES AUTHORIZED..............................  500,000,000    100,000,000     100,000,000   500,000,000
                                                          ============   ============    ============  ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $         --   $    188,081    $         --  $         --
                                                          ------------   ------------    ------------  ------------
Investments at Cost...................................... $  1,755,367   $         --    $    265,503  $  1,653,999
                                                          ============   ============    ============  ============
Foreign Currencies at Cost............................... $      4,427   $         --    $      1,031  $      2,878
                                                          ============   ============    ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $  1,756,001   $    190,641    $    274,788  $  1,673,173
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................        4,967            737             882         4,174
Accumulated Net Realized Gain (Loss).....................        3,124         (3,306)         (8,262)      (12,234)
Net Unrealized Foreign Exchange Gain (Loss)..............         (184)           (48)            (22)         (116)
Net Unrealized Appreciation (Depreciation)...............       92,566            130          13,826        (8,552)
                                                          ------------   ------------    ------------  ------------
NET ASSETS............................................... $  1,856,474   $    188,154    $    281,212  $  1,656,445
                                                          ============   ============    ============  ============

                                                           WORLD CORE
                                                             EQUITY
                                                           PORTFOLIO
                                                          ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value................................................... $    370,096
Investments at Value (including $138,147, $0,
 $7,915, $105,597 and $0 of securities on loan,
 respectively)...........................................           --
Temporary Cash Investments at Value & Cost...............          135
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $144,230, $0, $7,144,
 $101,516 and $0)........................................           --
Foreign Currencies at Value..............................           --
Cash.....................................................           --
Receivables:
  Investment Securities Sold.............................           --
  Dividends, Interest and Tax Reclaims...................           --
  Securities Lending Income..............................           --
  Fund Shares Sold.......................................            2
  From Advisor...........................................            8
Unrealized Gain on Foreign Currency Contracts............           --
Prepaid Expenses and Other Assets........................           15
                                                          ------------
     Total Assets........................................      370,256
                                                          ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................           --
  Investment Securities Purchased........................           --
  Fund Shares Redeemed...................................            6
  Due to Advisor.........................................           --
Unrealized Loss on Foreign Currency Contracts............           --
Accrued Expenses and Other Liabilities...................           21
                                                          ------------
     Total Liabilities...................................           27
                                                          ------------
NET ASSETS............................................... $    370,229
                                                          ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,856,474; $188,154; $281,212; $1,656,445 and
 $370,229 and shares outstanding of 172,237,676;
 18,255,169; 23,363,536; 166,766,789 and
 28,171,065, respectively................................ $      13.14
                                                          ============
NUMBER OF SHARES AUTHORIZED..............................  100,000,000
                                                          ============
Investments in Affiliated Investment Companies at
 Cost.................................................... $    367,363
                                                          ------------
Investments at Cost...................................... $         --
                                                          ============
Foreign Currencies at Cost............................... $         --
                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    369,759
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          205
Accumulated Net Realized Gain (Loss).....................       (2,468)
Net Unrealized Foreign Exchange Gain (Loss)..............           --
Net Unrealized Appreciation (Depreciation)...............        2,733
                                                          ------------
NET ASSETS............................................... $    370,229
                                                          ============

----------
*See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              SELECTIVELY
                                                             HEDGED GLOBAL   EMERGING      EMERGING       EMERGING
                                                                EQUITY        MARKETS    MARKETS SMALL  MARKETS VALUE
                                                               PORTFOLIO     PORTFOLIO   CAP PORTFOLIO    PORTFOLIO
                                                             ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    276,178  $  4,914,328  $  5,462,434  $   16,486,353
Investments at Value (including $0, $0, $0, $0 and
 $1,574,094 of securities on loan, respectively)............           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0, $0 and $1,039,952)....           --            --            --              --
Segregated Cash for Futures Contracts.......................          572            --            --              --
Foreign Currencies at Value.................................           --            --            --              --
Cash........................................................       12,553            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims......................           --            --            --              --
  Securities Lending Income.................................           --            --            --              --
  Fund Shares Sold..........................................           40         5,121         2,266           5,442
Unrealized Gain on Forward Currency Contracts...............          847            --            --              --
Unrealized Gain on Foreign Currency Contracts...............           --            --            --              --
Prepaid Expenses and Other Assets...........................           13            32            42             103
                                                             ------------  ------------  ------------  --------------
    Total Assets............................................      290,203     4,919,481     5,464,742      16,491,898
                                                             ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased................................................           --            --            --              --
  Fund Shares Redeemed......................................           66         2,214         2,976          83,446
  Due to Advisor............................................           --         1,667         2,098           5,568
  Futures Margin Variation..................................           23            --            --              --
Unrealized Loss on Forward Currency Contracts...............          198            --            --              --
Unrealized Loss on Foreign Currency Contracts...............           --            --            --              --
Accrued Expenses and Other Liabilities......................           12           200           159             640
                                                             ------------  ------------  ------------  --------------
    Total Liabilities.......................................          299         4,081         5,233          89,654
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    289,904  $  4,915,400  $  5,459,509  $   16,402,244
                                                             ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $97,923 and $0 and shares outstanding of 0; 0; 0;
 3,963,250 and 0, respectively..............................          N/A           N/A           N/A  $        24.71
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................          N/A           N/A           N/A     100,000,000
                                                             ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of
 $289,904; $4,915,400; $5,459,509; $16,304,321 and
 $18,712,966 and shares outstanding of 21,214,902;
 203,789,810; 267,753,160; 656,277,888 and
 1,017,087,290, respectively................................ $      13.67  $      24.12  $      20.39  $        24.84
                                                             ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                             ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost...... $    262,974  $  3,933,957  $  5,273,564  $   17,575,580
                                                             ------------  ------------  ------------  --------------
Investments at Cost......................................... $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
Foreign Currencies at Cost.................................. $         --  $         --  $         --  $           --
                                                             ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    270,820  $  4,153,898  $  5,139,325  $   18,602,540
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        4,245         3,519        12,479         (49,300)
Accumulated Net Realized Gain (Loss)........................        1,334      (222,448)      118,721      (1,061,981)
Net Unrealized Foreign Exchange Gain (Loss).................          649            60           114             212
Net Unrealized Appreciation (Depreciation)..................       12,856       980,371       188,870      (1,089,227)
                                                             ------------  ------------  ------------  --------------
NET ASSETS.................................................. $    289,904  $  4,915,400  $  5,459,509  $   16,402,244
                                                             ============  ============  ============  ==============

                                                                EMERGING
                                                              MARKETS CORE
                                                                 EQUITY
                                                               PORTFOLIO*
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --
Investments at Value (including $0, $0, $0, $0 and
 $1,574,094 of securities on loan, respectively)............ $   18,482,318
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0, $0 and $1,039,952)....      1,040,128
Segregated Cash for Futures Contracts.......................          6,871
Foreign Currencies at Value.................................         98,558
Cash........................................................        139,308
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.....................................................            634
  Dividends, Interest and Tax Reclaims......................         12,373
  Securities Lending Income.................................          5,094
  Fund Shares Sold..........................................         15,651
Unrealized Gain on Forward Currency Contracts...............             --
Unrealized Gain on Foreign Currency Contracts...............              1
Prepaid Expenses and Other Assets...........................             85
                                                             --------------
    Total Assets............................................     19,801,021
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,039,932
  Investment Securities/Affiliated Investment Companies
   Purchased................................................         28,037
  Fund Shares Redeemed......................................          9,734
  Due to Advisor............................................          8,700
  Futures Margin Variation..................................             80
Unrealized Loss on Forward Currency Contracts...............             --
Unrealized Loss on Foreign Currency Contracts...............              1
Accrued Expenses and Other Liabilities......................          1,571
                                                             --------------
    Total Liabilities.......................................      1,088,055
                                                             --------------
NET ASSETS.................................................. $   18,712,966
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0;
 $97,923 and $0 and shares outstanding of 0; 0; 0;
 3,963,250 and 0, respectively..............................            N/A
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A
                                                             ==============
Institutional Class Shares -- based on net assets of
 $289,904; $4,915,400; $5,459,509; $16,304,321 and
 $18,712,966 and shares outstanding of 21,214,902;
 203,789,810; 267,753,160; 656,277,888 and
 1,017,087,290, respectively................................ $        18.40
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments in Affiliated Investment Companies at Cost...... $           --
                                                             --------------
Investments at Cost......................................... $   17,614,120
                                                             ==============
Foreign Currencies at Cost.................................. $       98,578
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   18,639,428
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         11,774
Accumulated Net Realized Gain (Loss)........................       (803,309)
Net Unrealized Foreign Exchange Gain (Loss).................            166
Net Unrealized Appreciation (Depreciation)..................        864,907
                                                             --------------
NET ASSETS.................................................. $   18,712,966
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                           ENHANCED
                                                                          U.S. LARGE U.S. LARGE U.S. LARGE U.S. TARGETED
                                                                           COMPANY   CAP EQUITY CAP VALUE      VALUE
                                                                          PORTFOLIO  PORTFOLIO  PORTFOLIO*   PORTFOLIO
                                                                          ---------- ---------- ---------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $17 and $0,
    respectively)........................................................       --         --    $404,068          --
   Income from Securities Lending........................................       --         --       2,879          --
   Expenses Allocated from Affiliated Investment Company.................       --         --     (18,139)         --
                                                                            ------    -------    --------    --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................       --         --     388,808          --
                                                                            ------    -------    --------    --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $63,
   respectively).........................................................       --    $16,204          --    $114,601
  Interest...............................................................   $2,157         --          --          --
  Income from Securities Lending.........................................       --        178          --       6,652
                                                                            ------    -------    --------    --------
     Total Investment Income.............................................    2,157     16,382          --     121,253
                                                                            ------    -------    --------    --------
FUND EXPENSES
  Investment Management Fees.............................................      418      1,135      40,630      26,301
  Accounting & Transfer Agent Fees.......................................       15         45          95         420
  S&P 500(R) Fees........................................................        8         --          --          --
  Custodian Fees.........................................................        5         --          --          74
  Shareholder Servicing Fees                                                                                       --
   Class R1 Shares.......................................................       --         --          --          35
   Class R2 Shares.......................................................       --         --          --         365
  Filing Fees............................................................       26         61         444         259
  Shareholders' Reports..................................................        7         17         416         322
  Directors'/Trustees' Fees & Expenses...................................        1          5         112          52
  Professional Fees......................................................        5         16          33         149
  Other..................................................................        8         28          94         232
                                                                            ------    -------    --------    --------
     Total Expenses......................................................      493      1,307      41,824      28,209
                                                                            ------    -------    --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................       --         28     (16,252)         --
  Fees Paid Indirectly (Note C)..........................................       (6)        --          --          --
                                                                            ------    -------    --------    --------
  Net Expenses...........................................................      487      1,335      25,572      28,209
                                                                            ------    -------    --------    --------
  NET INVESTMENT INCOME (LOSS)...........................................    1,670     15,047     363,236      93,044
                                                                            ------    -------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**..........................................      (59)    (9,470)    447,750     310,791
   Futures...............................................................    7,848         --      17,635       6,695
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............................      118     22,964     (11,625)    (32,158)
   Futures...............................................................     (557)        --      (3,292)     (2,039)
                                                                            ------    -------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    7,350     13,494     450,468     283,289
                                                                            ------    -------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $9,020    $28,541    $813,704    $376,333
                                                                            ======    =======    ========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. SMALL U.S. CORE U.S. CORE U.S. VECTOR
                                                                       CAP VALUE  EQUITY 1  EQUITY 2    EQUITY
                                                                       PORTFOLIO  PORTFOLIO PORTFOLIO  PORTFOLIO
                                                                       ---------- --------- --------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $80, $49, $60 and $19,
   respectively)......................................................  $176,347  $278,853  $316,205   $ 68,324
  Income from Securities Lending......................................     8,445     8,606    11,265      3,297
                                                                        --------  --------  --------   --------
     Total Investment Income..........................................   185,792   287,459   327,470     71,621
                                                                        --------  --------  --------   --------
EXPENSES
  Investment Management Fees..........................................    60,645    23,598    31,418     10,982
  Accounting & Transfer Agent Fees....................................       669       765       865        205
  Custodian Fees......................................................       120       117       135         25
  Filing Fees.........................................................       340       490       504        113
  Shareholders' Reports...............................................       344       240       285        114
  Directors'/Trustees' Fees & Expenses................................        84        95       108         25
  Professional Fees...................................................       243       278       316         75
  Other...............................................................       378       432       488        121
                                                                        --------  --------  --------   --------
     Total Expenses...................................................    62,823    26,015    34,119     11,660
                                                                        --------  --------  --------   --------
  NET INVESTMENT INCOME (LOSS)........................................   122,969   261,444   293,351     59,961
                                                                        --------  --------  --------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   533,632    71,932   110,911    103,375
    Futures...........................................................    42,945    14,545    16,424      3,911
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................   (45,822)  193,308   180,375    (37,035)
    Futures...........................................................    (3,946)   (3,224)   (3,630)      (835)
                                                                        --------  --------  --------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................   526,809   276,561   304,080     69,416
                                                                        --------  --------  --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $649,778  $538,005  $597,431   $129,377
                                                                        ========  ========  ========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA REAL
                                                                                              ESTATE     LARGE CAP
                                                                 U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $39, $9, $0 and
   $8,961, respectively).......................................   $161,627      $ 63,399     $233,312    $ 101,033
  Income from Securities Lending...............................     16,878         5,807          784        3,010
                                                                  --------      --------     --------    ---------
     Total Investment Income...................................    178,505        69,206      234,096      104,043
                                                                  --------      --------     --------    ---------
EXPENSES
  Investment Management Fees...................................     40,791        24,790       11,950        8,053
  Accounting & Transfer Agent Fees.............................        642           276          388          189
  Custodian Fees...............................................         97            36           68          316
  Filing Fees..................................................        445           107          173          127
  Shareholders' Reports........................................        311           135          246          136
  Directors'/Trustees' Fees & Expenses.........................         79            35           48           22
  Professional Fees............................................        229           102          142          113
  Other........................................................        354           163          199          141
                                                                  --------      --------     --------    ---------
     Total Expenses............................................     42,948        25,644       13,214        9,097
                                                                  --------      --------     --------    ---------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...................         --            --         (561)          --
  Fees Paid Indirectly (Note C)................................         --            --           --         (110)
                                                                  --------      --------     --------    ---------
  Net Expenses.................................................     42,948        25,644       12,653        8,987
                                                                  --------      --------     --------    ---------
  NET INVESTMENT INCOME (LOSS).................................    135,557        43,562      221,443       95,056
                                                                  --------      --------     --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...............................    362,082       265,995       90,717       40,972
    Futures....................................................     18,220         4,507        6,786        2,587
    Foreign Currency Transactions..............................         --            --           --         (670)
    Forward Currency Contracts.................................         --            --           --           (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................     11,454       (93,832)     133,266     (163,381)
    Futures....................................................     (4,290)       (1,662)      (1,518)        (870)
    Translation of Foreign Currency Denominated Amounts........         --            --           --         (284)
                                                                  --------      --------     --------    ---------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................    387,466       175,008      229,251     (121,647)
                                                                  --------      --------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................   $523,023      $218,570     $450,694    $ (26,591)
                                                                  ========      ========     ========    =========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                        INTERNATIONAL  JAPANESE  ASIA PACIFIC
                                                                          INTERNATIONAL     SMALL       SMALL       SMALL
                                                                           CORE EQUITY     COMPANY     COMPANY     COMPANY
                                                                            PORTFOLIO    PORTFOLIO*   PORTFOLIO*  PORTFOLIO*
                                                                          ------------- ------------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $0, $20,552, $939 and
     $212, respectively).................................................         --      $262,595     $ 8,477     $ 8,411
    Income from Securities Lending.......................................         --        27,016         930         818
    Expenses Allocated from Affiliated Investment Companies..............         --       (12,006)       (570)       (291)
                                                                            --------      --------     -------     -------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................         --       277,605       8,837       8,938
                                                                            --------      --------     -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $40,187, $0, $0 and $0,
   respectively).........................................................   $463,144            --          --          --
  Income from Securities Lending.........................................     26,239            --          --          --
                                                                            --------      --------     -------     -------
     Total Investment Income.............................................    489,383            --          --          --
                                                                            --------      --------     -------     -------
FUND EXPENSES
  Investment Management Fees.............................................     53,516        38,540       2,232       1,120
  Accounting & Transfer Agent Fees.......................................        851            58           5           4
  Custodian Fees.........................................................      1,623             6          --          --
  Filing Fees............................................................        749           279          19          21
  Shareholders' Reports..................................................        400           280           7           5
  Directors'/Trustees' Fees & Expenses...................................        104            66           3           2
  Professional Fees......................................................        414            66           1          --
  Other..................................................................        620            77           3           3
                                                                            --------      --------     -------     -------
     Total Expenses......................................................     58,277        39,372       2,270       1,155
                                                                            --------      --------     -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --            --        (446)       (224)
  Fees Paid Indirectly (Note C)..........................................       (585)           --          --          --
                                                                            --------      --------     -------     -------
  Net Expenses...........................................................     57,692        39,372       1,824         931
                                                                            --------      --------     -------     -------
  NET INVESTMENT INCOME (LOSS)...........................................    431,691       238,233       7,013       8,007
                                                                            --------      --------     -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    (84,212)      261,664      20,065      (4,191)
    Futures..............................................................     19,275        17,796          --          --
    Foreign Currency Transactions........................................        (72)          673         326          49
    Forward Currency Contracts...........................................         (3)           --          --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     (7,083)       13,423      33,546      30,333
    Futures..............................................................     (2,948)       (2,771)         --          --
    Translation of Foreign Currency Denominated Amounts..................     (1,251)         (814)       (100)          4
                                                                            --------      --------     -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    (76,294)      289,971      53,837      26,195
                                                                            --------      --------     -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $355,397      $528,204     $60,850     $34,202
                                                                            ========      ========     =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                      UNITED                    DFA                       DFA
                                                     KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                      SMALL       SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                     COMPANY     COMPANY    SECURITIES   SECURITIES      VALUE
                                                    PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    ---------- ----------- ------------- ----------- -------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated
   Investment Company:
   Dividends (Net of Foreign Taxes Withheld of
    $1, $1,000, $0, $1 and $0, respectively).......  $ 1,468     $ 6,890            --    $ 42,420            --
   Income from Securities Lending..................       31       1,089            --          --            --
   Expenses Allocated from Affiliated Investment
    Company........................................      (40)       (392)           --          --            --
 Income Distributions Received from Affiliated
   Investment Companies............................       --          --            --      71,889            --
                                                     -------     -------     ---------    --------     ---------
    Total Net Investment Income Received from
      Affiliated Investment Company................    1,459       7,587            --     114,309            --
                                                     -------     -------     ---------    --------     ---------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $0,
   $0, $17,637, $0 and $29,147, respectively)......       --          --     $ 151,831          --     $ 353,979
 Interest..........................................       --          --            --          44            --
 Income from Securities Lending....................       --          --         1,972         192        24,293
                                                     -------     -------     ---------    --------     ---------
    Total Fund Investment Income...................       --          --       153,803         236       378,272
                                                     -------     -------     ---------    --------     ---------
FUND EXPENSES
 Investment Management Fees........................      168       1,521         9,646       9,072        80,458
 Accounting & Transfer Agent Fees..................        4           4           225          96           692
 Custodian Fees....................................       --          --           404          25         1,740
 Filing Fees.......................................       21          26           137         203           257
 Shareholders' Reports.............................        3           8           121         220           381
 Directors'/Trustees' Fees & Expenses..............       --           2            26          30            86
 Professional Fees.................................        1           1           107          37           353
 Other.............................................       --           4           126          51           526
                                                     -------     -------     ---------    --------     ---------
    Total Expenses.................................      197       1,566        10,792       9,734        84,493
                                                     -------     -------     ---------    --------     ---------
 Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)........................................      (40)       (304)           --      (6,179)           --
 Fees Paid Indirectly (Note C).....................       --          --          (119)         --          (296)
                                                     -------     -------     ---------    --------     ---------
 Net Expenses......................................      157       1,262        10,673       3,555        84,197
                                                     -------     -------     ---------    --------     ---------
 NET INVESTMENT INCOME (LOSS)......................    1,302       6,325       143,130     110,990       294,075
                                                     -------     -------     ---------    --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**....................    2,090       6,536        (1,596)     14,561       414,975
   Futures.........................................       --          50         4,432         757        29,217
   Foreign Currency Transactions...................      (25)        (31)          540           7         7,305
   Forward Currency Contracts......................       --          --            48          --            27
   In-Kind Redemptions.............................       --          --            --          --        29,398
 Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency......   (8,433)      5,988      (118,705)     61,152      (242,603)
   Futures.........................................       --           2          (304)         --        (3,458)
   Translation of Foreign Currency Denominated
    Amounts........................................       (2)         (3)         (367)         --        (1,796)
                                                     -------     -------     ---------    --------     ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS)...........   (6,370)     12,542      (115,952)     76,477       233,065
                                                     -------     -------     ---------    --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $(5,068)    $18,867     $  27,178    $187,467     $ 527,140
                                                     =======     =======     =========    ========     =========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gains tax withheld of $0, $0, $92, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                           WORLD EX U.S.
                                                               INTERNATIONAL WORLD EX U.S.   TARGETED    WORLD EX U.S. WORLD CORE
                                                               VECTOR EQUITY     VALUE         VALUE      CORE EQUITY    EQUITY
                                                                 PORTFOLIO    PORTFOLIO*     PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                               ------------- ------------- ------------- ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $492,
    $0, $0 and $0, respectively)..............................         --       $ 5,381            --            --          --
   Income from Securities Lending.............................         --           201            --            --          --
   Expenses Allocated from Affiliated Investment
    Companies.................................................         --          (304)           --            --          --
  Income Distributions Received from Affiliated Investment
   Companies..................................................         --           588            --            --     $ 6,062
                                                                  -------       -------       -------       -------     -------
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --         5,866            --            --       6,062
                                                                  -------       -------       -------       -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $4,468, $0,
   $597, $3,996 and $0, respectively).........................    $51,558            --       $ 6,847       $42,011           1
  Income from Securities Lending..............................      3,343            --           266         2,478          --
                                                                  -------       -------       -------       -------     -------
     Total Investment Income..................................     54,901            --         7,113        44,489           1
                                                                  -------       -------       -------       -------     -------
FUND EXPENSES
  Investment Management Fees..................................      7,682           794         1,404         5,663         834
  Accounting & Transfer Agent Fees............................        107             4            26            94           4
  Custodian Fees..............................................        242             4           308           602           1
  Filing Fees.................................................        114            25            60           123          61
  Shareholders' Reports.......................................         78             4             7            68           4
  Directors'/Trustees' Fees & Expenses........................         12             1             2             9           2
  Professional Fees...........................................         46             4            19            56           2
  Other.......................................................         88             2            27            73          --
                                                                  -------       -------       -------       -------     -------
     Total Expenses...........................................      8,369           838         1,853         6,688         908
                                                                  -------       -------       -------       -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...................................................         --          (385)           --           (34)       (794)
  Fees Paid Indirectly (Note C)...............................        (19)            1            (4)          (26)         --
                                                                  -------       -------       -------       -------     -------
  Net Expenses................................................      8,350           454         1,849         6,628         114
                                                                  -------       -------       -------       -------     -------
  NET INVESTMENT INCOME (LOSS)................................     46,551         5,412         5,264        37,861       5,949
                                                                  -------       -------       -------       -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.......................................         --           256            --            --       1,313
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................      4,157        (2,948)        6,843        (2,134)     (2,896)
   Futures....................................................        182           112            --          (629)         --
   Foreign Currency Transactions..............................        127            85           124           189          --
   Forward Currency Contracts.................................        (44)           --             8            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................     16,206         7,285         5,177        47,901          --
   Affiliated Investment Companies Shares.....................         --           148            --            --       9,340
   Futures....................................................         --           (19)           --            --          --
   Translation of Foreign Currency Denominated
    Amounts...................................................       (165)          (11)          (20)         (103)         --
                                                                  -------       -------       -------       -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).....................     20,463         4,908        12,132        45,224       7,757
                                                                  -------       -------       -------       -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................    $67,014       $10,320       $17,396       $83,085     $13,706
                                                                  =======       =======       =======       =======     =======

----------
* A portion of Investment Income and a portion of Realized and Unrealized Gain
  (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                 SELECTIVELY                      EMERGING        EMERGING
                                                   HEDGED        EMERGING         MARKETS         MARKETS
                                                GLOBAL EQUITY    MARKETS         SMALL CAP         VALUE
                                                  PORTFOLIO     PORTFOLIO*       PORTFOLIO*      PORTFOLIO*
                                                -------------   ----------       ----------      ----------
INVESTMENT INCOME
 Net Investment Income Allocated from
   Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes
    Withheld of $0, $14,897, $12,705,
    $54,004 and $0, respectively)..............       --        $ 109,056        $117,674        $  396,366
   Interest....................................       --               56              46                24
   Income from Securities Lending..............       --            6,581          38,125            30,263
   Expenses Allocated from Affiliated
    Investment Companies.......................       --           (6,819)        (13,037)          (23,422)
 Income Distributions Received from
   Affiliated Investment Companies.............    $ 5,430             --               --               --
                                                   -------      ---------         --------        ----------
    Total Net Investment Income Received
      from Affiliated Investment Companies.....      5,430        108,874          142,808          403,231
                                                   -------      ---------         --------        ----------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld
   of $0, $0, $0, $0 and $51,428,
   respectively)...............................         37             --               --               --
 Income from Securities Lending................         --             --               --               --
                                                   -------      ---------         --------        ----------
    Total Fund Investment Income...............         37             --               --               --
                                                   -------      ---------         --------        ----------
FUND EXPENSES
 Investment Management Fees....................        799         22,217           32,167           74,178
 Accounting & Transfer Agent Fees..............          5             29               31               87
 Custodian Fees................................          1             --               --               --
 Shareholder Servicing Fees -- Class R2
   Shares......................................         --             --               --              196
 Filing Fees...................................         32            151              104              229
 Shareholders' Reports.........................          7            171              119              280
 Directors'/Trustees' Fees & Expenses..........          2             30               34              102
 Professional Fees.............................          4             10               16               31
 Other.........................................          2             28               32               89
                                                   -------      ---------         --------        ----------
    Total Expenses.............................        852         22,636           32,503           75,192
                                                   -------      ---------         --------        ----------
 Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................       (791)        (4,443)          (9,898)              --
   Institutional Class Shares..................         --             --               --          (14,757)
   Class R2 Shares.............................         --             --               --              (78)
 Fees Paid Indirectly (Note C).................         --             --               --               --
                                                   -------      ---------         --------        ----------
 Net Expenses..................................         63         18,193           22,605           60,357
                                                   -------      ---------         --------        ----------
 NET INVESTMENT INCOME (LOSS)..................      5,406         90,681          120,203          342,874
                                                   -------      ---------         --------        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from
   Affiliated Investment Companies.............      2,164             --               --               --
 Net Realized Gain (Loss) on:
   Investment Securities Sold**................       (989)      (105,635)         141,742          (77,435)
   Futures.....................................      1,760          5,655            4,016           11,373
   Foreign Currency Transactions...............         --            955              338            3,728
   Forward Currency Contracts..................        371             --               --               --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................         --        506,131          394,050        1,954,176
   Affiliated Investment Companies Shares......      6,150             --               --               --
   Futures.....................................     (1,100)          (263)             286             (391)
   Translation of Foreign Currency
    Denominated Amounts........................         --            204              579               46
   Forward Currency Contracts..................        541             --               --               --
                                                   -------      ---------         --------        ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......      8,897        407,047          541,011        1,891,497
                                                   -------      ---------         --------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................    $14,303      $ 497,728         $661,214       $2,234,371
                                                   =======      =========         ========        ==========

                                                  EMERGING
                                                MARKETS CORE
                                                   EQUITY
                                                 PORTFOLIO
                                                ------------
INVESTMENT INCOME
 Net Investment Income Allocated from
   Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes
    Withheld of $0, $14,897, $12,705,
    $54,004 and $0, respectively)..............         --
   Interest....................................         --
   Income from Securities Lending..............         --
   Expenses Allocated from Affiliated
    Investment Companies.......................         --
 Income Distributions Received from
   Affiliated Investment Companies.............          --
                                                 ----------
    Total Net Investment Income Received
      from Affiliated Investment Companies.....          --
                                                 ----------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld
   of $0, $0, $0, $0 and $51,428,
   respectively)...............................  $  396,631
 Income from Securities Lending................      52,227
                                                 ----------
    Total Fund Investment Income...............     448,858
                                                 ----------
FUND EXPENSES
 Investment Management Fees....................      88,014
 Accounting & Transfer Agent Fees..............         887
 Custodian Fees................................       6,581
 Shareholder Servicing Fees -- Class R2
   Shares......................................          --
 Filing Fees...................................         620
 Shareholders' Reports.........................         503
 Directors'/Trustees' Fees & Expenses..........         107
 Professional Fees.............................         640
 Other.........................................         612
                                                 ----------
    Total Expenses.............................      97,964
                                                 ----------
 Fees (Waived), (Expenses Reimbursed),
   and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................          --
   Institutional Class Shares..................          --
   Class R2 Shares.............................          --
 Fees Paid Indirectly (Note C).................        (556)
                                                 ----------
 Net Expenses..................................      97,408
                                                 ----------
 NET INVESTMENT INCOME (LOSS)..................     351,450
                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Capital Gain Distributions Received from
   Affiliated Investment Companies.............          --
 Net Realized Gain (Loss) on:
   Investment Securities Sold**................    (342,991)
   Futures.....................................      30,116
   Foreign Currency Transactions...............        (539)
   Forward Currency Contracts..................          --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency...................................   2,038,618
   Affiliated Investment Companies Shares......          --
   Futures.....................................      (3,447)
   Translation of Foreign Currency
    Denominated Amounts........................         726
   Forward Currency Contracts..................          --
                                                 ----------
 NET REALIZED AND UNREALIZED GAIN (LOSS).......   1,722,483
                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................  $2,073,933
                                                 ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $68, $144 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ENHANCED U.S. LARGE U.S. LARGE CAP EQUITY   U.S. LARGE CAP VALUE
                                                 COMPANY PORTFOLIO        PORTFOLIO               PORTFOLIO
                                                ------------------  --------------------  ------------------------
                                                  YEAR      YEAR       YEAR       YEAR        YEAR         YEAR
                                                 ENDED     ENDED      ENDED      ENDED       ENDED        ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,     OCT. 31,
                                                  2016      2015       2016       2015        2016         2015
                                                --------  --------  ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  1,670  $  1,130  $  15,047  $   9,255  $   363,236  $   317,704
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      (59)    4,580     (9,470)    (1,560)     447,750      681,400
    Futures....................................    7,848    15,372         --        (12)      17,635          (35)
    Foreign Currency Transactions..............       --       629         --         --           --           --
    In-Kind Redemptions........................       --        --         --     10,024           --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................      118    (4,379)    22,964     (4,105)     (11,625)    (815,432)
    Futures....................................     (557)   (6,271)        --         --       (3,292)           4
    Translation of Foreign Currency
     Denominated Amounts.......................       --      (191)        --         --           --           --
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    9,020    10,870     28,541     13,602      813,704      183,641
                                                --------  --------  ---------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (1,417)     (799)   (14,431)    (8,112)    (357,227)    (302,945)
  Net Short-Term Gains:
    Institutional Class Shares.................   (3,529)  (10,591)        --       (285)          --           --
  Net Long-Term Gains:
    Institutional Class Shares.................   (9,801)  (16,610)        --       (266)    (643,970)     (86,223)
                                                --------  --------  ---------  ---------  -----------  -----------
     Total Distributions.......................  (14,747)  (28,000)   (14,431)    (8,663)  (1,001,197)    (389,168)
                                                --------  --------  ---------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   73,655    39,673    301,960    595,263    4,078,939    3,716,590
  Shares Issued in Lieu of Cash
   Distributions...............................   13,002    24,405     14,259      8,492      935,970      359,045
  Shares Redeemed..............................  (46,158)  (60,026)  (178,150)  (184,505)  (2,962,098)  (3,209,154)
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   40,499     4,052    138,069    419,250    2,052,811      866,481
                                                --------  --------  ---------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................   34,772   (13,078)   152,179    424,189    1,865,318      660,954
NET ASSETS
  Beginning of Period..........................  203,641   216,719    699,144    274,955   15,807,935   15,146,981
                                                --------  --------  ---------  ---------  -----------  -----------
  End of Period................................ $238,413  $203,641  $ 851,323  $ 699,144  $17,673,253  $15,807,935
                                                ========  ========  =========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    6,113     3,122     24,003     46,215      131,035      110,785
  Shares Issued in Lieu of Cash
   Distributions...............................    1,111     2,085      1,116        675       29,906       10,996
  Shares Redeemed..............................   (3,945)   (4,848)   (14,319)   (14,242)     (94,466)     (95,477)
                                                --------  --------  ---------  ---------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    3,279       359     10,800     32,648       66,475       26,304
                                                ========  ========  =========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    201  $     48  $   1,887  $   1,341  $    18,983  $    29,922

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                    U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                         PORTFOLIO                 PORTFOLIO         U.S. CORE EQUITY 1 PORTFOLIO
                                                 ------------------------  ------------------------  ---------------------------
                                                     YEAR         YEAR         YEAR         YEAR         YEAR           YEAR
                                                    ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,       OCT. 31,
                                                     2016         2015         2016         2015         2016           2015
                                                 -----------  -----------  -----------  -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................. $    93,044  $    81,463  $   122,969  $   140,359  $   261,444    $   209,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..................     310,791      315,026      533,632      522,294       71,932        164,919
   Futures......................................       6,695         (296)      42,945       (2,510)      14,545             --
   In-Kind Redemptions..........................          --           --           --       12,630           --         48,790
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities........................     (32,158)    (527,329)     (45,822)  (1,025,518)     193,308        (56,468)
   Futures......................................      (2,039)          --       (3,946)          --       (3,224)            --
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................     376,333     (131,136)     649,778     (352,745)     538,005        366,896
                                                 -----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..............................        (462)        (374)          --           --           --             --
   Class R2 Shares..............................      (1,837)      (1,058)          --           --           --             --
   Institutional Class Shares...................     (92,387)     (74,793)    (122,993)    (130,190)    (253,050)      (200,298)
  Net Short-Term Gains:
   Class R1 Shares..............................         (54)         (49)          --           --           --             --
   Class R2 Shares..............................        (202)        (144)          --           --           --             --
   Institutional Class Shares...................      (9,668)      (9,156)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares..............................      (1,571)      (1,235)          --           --           --             --
   Class R2 Shares..............................      (5,836)      (3,653)          --           --           --             --
   Institutional Class Shares...................    (279,118)    (233,022)    (487,348)    (427,115)    (160,152)       (49,469)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Total Distributions........................    (391,135)    (323,484)    (610,341)    (557,305)    (413,202)      (249,767)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued.................................   1,989,566    2,861,668    2,855,521    2,562,626    3,836,889      4,137,187
  Shares Issued in Lieu of Cash Distributions...     363,680      306,474      547,459      501,839      394,137        236,854
  Shares Redeemed...............................  (1,433,622)  (1,140,962)  (2,509,494)  (1,986,459)  (2,671,444)    (1,996,226)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................     919,624    2,027,180      893,486    1,078,006    1,559,582      2,377,815
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Total Increase (Decrease) in Net Assets....     904,822    1,572,560      932,923      167,956    1,684,385      2,494,944
NET ASSETS
  Beginning of Year.............................   7,163,467    5,590,907   11,680,262   11,512,306   13,275,774     10,780,830
                                                 -----------  -----------  -----------  -----------   -----------   -----------
  End of Year................................... $ 8,068,289  $ 7,163,467  $12,613,185  $11,680,262  $14,960,159    $13,275,774
                                                 ===========  ===========  ===========  ===========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................      99,453      127,780       94,286       73,971      221,794        230,659
  Shares Issued in Lieu of Cash Distributions...      18,127       14,559       17,740       15,227       22,712         13,516
  Shares Redeemed...............................     (70,370)     (51,364)     (79,957)     (57,511)    (154,875)      (111,260)
                                                 -----------  -----------  -----------  -----------   -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................      47,210       90,975       32,069       31,688       89,631        132,915
                                                 ===========  ===========  ===========  ===========   ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)........................................ $     1,417  $     8,044  $    (1,771) $     6,188  $    33,644    $    21,625

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                       U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                       ---------------------------  ---------------------------  ------------------------
                                           YEAR           YEAR         YEAR           YEAR           YEAR         YEAR
                                          ENDED          ENDED        ENDED          ENDED          ENDED        ENDED
                                         OCT. 31,       OCT. 31,     OCT. 31,       OCT. 31,       OCT. 31,     OCT. 31,
                                           2016           2015         2016           2015           2016         2015
                                        -----------   -----------    ----------     ----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   293,351    $   239,037   $   59,961     $   54,509    $   135,557  $   112,326
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......     110,911        305,920      103,375        127,309        362,082      532,485
    Futures...........................      16,424          1,793        3,911           (811)        18,220           --
    In-Kind Redemptions...............          --             --           --             --             --       28,254
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.............     180,375       (307,072)     (37,035)      (193,154)        11,454     (457,527)
    Futures...........................      (3,630)            --         (835)            --         (4,290)          --
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................     597,431        239,678      129,377        (12,147)       523,023      215,538
                                        -----------   -----------    ----------     ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (281,321)      (228,075)     (59,624)       (51,799)      (133,998)    (105,110)
  Net Short-Term Gains:
    Institutional Class Shares........          --             --           --             --         (1,951)          --
  Net Long-Term Gains:
    Institutional Class Shares........    (296,061)       (89,857)    (119,588)      (109,045)      (503,176)    (268,312)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Distributions..............    (577,382)      (317,932)    (179,212)      (160,844)      (639,125)    (373,422)
                                        -----------   -----------    ----------     ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   3,614,827      4,082,819      802,042        848,464      3,878,897    2,815,856
  Shares Issued in Lieu of Cash
   Distributions......................     569,820        313,194      177,958        159,804        601,644      351,264
  Shares Redeemed.....................  (2,554,214)    (2,036,371)    (759,047)      (685,067)    (2,003,782)  (1,640,410)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions....................   1,630,433      2,359,642      220,953        323,201      2,476,759    1,526,710
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   1,650,482      2,281,388      171,118        150,210      2,360,657    1,368,826
NET ASSETS
  Beginning of Year...................  15,200,564     12,919,176    3,651,529      3,501,319     10,616,542    9,247,716
                                        -----------   -----------    ----------     ----------   -----------  -----------
  End of Year......................... $16,851,046    $15,200,564   $3,822,647     $3,651,529    $12,977,199  $10,616,542
                                        ===========   ===========    ==========     ==========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     220,326        234,298       53,015         51,015        133,904       90,041
  Shares Issued in Lieu of Cash
   Distributions......................      34,541         18,413       11,617         10,033         20,883       11,800
  Shares Redeemed.....................    (155,064)      (116,908)     (49,773)       (41,495)       (68,437)     (52,277)
                                        -----------   -----------    ----------     ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................      99,803        135,803       14,859         19,553         86,350       49,563
                                        ===========   ===========    ==========     ==========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    26,714    $    25,434   $      150     $    4,454    $     2,738  $     7,767

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         DFA REAL ESTATE SECURITIES LARGE CAP INTERNATIONAL
                                                U.S. MICRO CAP PORTFOLIO         PORTFOLIO                 PORTFOLIO
                                                ----------------------   ------------------------   ----------------------
                                                   YEAR         YEAR         YEAR          YEAR        YEAR        YEAR
                                                  ENDED        ENDED        ENDED         ENDED       ENDED       ENDED
                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,
                                                   2016         2015         2016          2015        2016        2015
                                                ----------   ----------  -----------   -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   43,562   $   41,868  $   221,443   $   187,615  $   95,056  $   86,418
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    265,995      283,555       90,717       119,527      40,972     (50,887)
    Futures....................................      4,507       (2,258)       6,786            --       2,587         769
    Foreign Currency Transactions..............         --           --           --            --        (670)       (528)
    Forward Currency Contracts.................         --           --           --            --          (1)         --
    In-Kind Redemptions........................         --       12,861           --       258,319          --      33,199
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................    (93,832)    (281,159)     133,266      (219,248)   (163,381)   (155,643)
    Futures....................................     (1,662)          --       (1,518)           --        (870)         --
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --           --            --        (284)        142
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    218,570       54,867      450,694       346,213     (26,591)    (86,530)
                                                ----------   ----------  -----------   -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (43,417)     (39,933)    (199,996)     (220,092)    (92,122)    (85,101)
  Net Long-Term Gains:
    Institutional Class Shares.................   (267,818)    (278,652)          --            --          --          --
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Total Distributions.......................   (311,235)    (318,585)    (199,996)     (220,092)    (92,122)    (85,101)
                                                ----------   ----------  -----------   -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................    728,237      657,708    1,324,786     1,268,079   1,137,696   1,019,845
  Shares Issued in Lieu of Cash
   Distributions...............................    288,388      296,069      180,508       216,090      81,307      76,483
  Shares Redeemed..............................   (802,728)    (711,995)  (1,049,004)   (1,664,857)   (722,849)   (902,210)
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    213,897      241,782      456,290      (180,688)    496,154     194,118
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................    121,232      (21,936)     706,988       (54,567)    377,441      22,487
NET ASSETS
  Beginning of Year............................  5,007,091    5,029,027    6,553,192     6,607,759   3,150,334   3,127,847
                                                ----------   ----------  -----------   -----------  ----------  ----------
  End of Year.................................. $5,128,323   $5,007,091  $ 7,260,180   $ 6,553,192  $3,527,775  $3,150,334
                                                ==========   ==========  ===========   ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     41,740       33,975       38,318        38,538      59,417      48,288
  Shares Issued in Lieu of Cash
   Distributions...............................     16,256       16,153        5,269         6,758       4,282       3,639
  Shares Redeemed..............................    (45,482)     (36,869)     (30,405)      (51,930)    (37,696)    (42,081)
                                                ----------   ----------  -----------   -----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     12,514       13,259       13,182        (6,634)     26,003       9,846
                                                ==========   ==========  ===========   ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    1,818   $    2,845  $    39,022   $      (120) $   11,729  $    8,542

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               INTERNATIONAL CORE EQUITY    INTERNATIONAL SMALL    JAPANESE SMALL COMPANY
                                                       PORTFOLIO             COMPANY PORTFOLIO          PORTFOLIO
                                               ------------------------  ------------------------  ---------------------
                                                   YEAR         YEAR         YEAR         YEAR       YEAR        YEAR
                                                  ENDED        ENDED        ENDED        ENDED      ENDED       ENDED
                                                 OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,   OCT. 31,    OCT. 31,
                                                   2016         2015         2016         2015       2016        2015
                                               -----------  -----------  -----------  -----------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   431,691  $   354,330  $   238,233  $   208,124  $  7,013   $   6,024
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............     (84,212)       4,776      261,664      376,613    20,065      12,888
    Futures...................................      19,275           --       17,796       (4,583)       --          --
    Foreign Currency Transactions.............         (72)      (2,904)         673       (2,876)      326        (355)
    Forward Currency Contracts................          (3)          --           --           --        --          --
    In-Kind Redemptions.......................          --      163,544           --           --        --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.................................      (7,083)    (679,030)      13,423     (293,604)   33,546      20,984
    Futures...................................      (2,948)          --       (2,771)         (22)       --          --
    Translation of Foreign Currency
     Denominated Amounts......................      (1,251)         330         (814)         344      (100)         68
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..............................     355,397     (158,954)     528,204      283,996    60,850      39,609
                                               -----------  -----------  -----------  -----------  --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares................    (387,589)    (367,607)    (283,791)    (208,535)   (6,534)     (7,758)
  Net Short-Term Gains:
    Institutional Class Shares................          --           --           --      (27,069)       --          --
  Net Long-Term Gains:
    Institutional Class Shares................          --           --     (207,859)    (250,320)       --          --
                                               -----------  -----------  -----------  -----------  --------   ---------
     Total Distributions......................    (387,589)    (367,607)    (491,650)    (485,924)   (6,534)     (7,758)
                                               -----------  -----------  -----------  -----------  --------   ---------
Capital Share Transactions (1):
  Shares Issued...............................   5,576,571    5,383,645    2,126,348    1,961,417    50,775      20,159
  Shares Issued in Lieu of Cash
   Distributions..............................     367,352      349,000      473,837      472,853     6,058       7,251
  Shares Redeemed.............................  (3,349,288)  (3,080,058)  (1,572,870)  (1,753,367)  (65,733)   (103,454)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions......................   2,594,635    2,652,587    1,027,315      680,903    (8,900)    (76,044)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Total Increase (Decrease) in Net
      Assets..................................   2,562,443    2,126,026    1,063,869      478,975    45,416     (44,193)
NET ASSETS
  Beginning of Year...........................  14,420,568   12,294,542    9,323,492    8,844,517   463,997     508,190
                                               -----------  -----------  -----------  -----------  --------   ---------
  End of Year................................. $16,983,011  $14,420,568  $10,387,361  $ 9,323,492  $509,413   $ 463,997
                                               ===========  ===========  ===========  ===========  ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................     500,176      449,331      124,163      110,551     2,413       1,017
  Shares Issued in Lieu of Cash
   Distributions..............................      33,144       29,177       27,874       28,178       298         406
  Shares Redeemed.............................    (300,515)    (256,979)     (92,160)     (99,058)   (3,255)     (5,278)
                                               -----------  -----------  -----------  -----------  --------   ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.....................     232,805      221,528       59,877       39,671      (544)     (3,855)
                                               ===========  ===========  ===========  ===========  ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................... $    49,229  $    17,301  $   (18,870) $    34,648  $  2,402   $   1,497

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ASIA PACIFIC SMALL COMPANY UNITED KINGDOM SMALL CONTINENTAL SMALL COMPANY
                                                     PORTFOLIO             COMPANY PORTFOLIO         PORTFOLIO
                                                -------------------------  -------------------  ------------------------
                                                  YEAR          YEAR         YEAR       YEAR      YEAR         YEAR
                                                 ENDED         ENDED        ENDED      ENDED     ENDED        ENDED
                                                OCT. 31,      OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                  2016          2015         2016       2015      2016         2015
                                                --------      ---------    --------   --------  --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  8,007     $   9,355     $  1,302   $ 1,058   $  6,325     $  4,880
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   (4,191)       (2,042)       2,090     2,661      6,536        7,314
    Futures....................................       --            --           --        --         50         (267)
    Foreign Currency Transactions..............       49          (202)         (25)        3        (31)         (64)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   30,333       (43,082)      (8,433)     (569)     5,988        7,186
    Futures....................................       --            --           --        --          2            3
    Translation of Foreign Currency
     Denominated Amounts.......................        4            (3)          (2)        1         (3)          (4)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   34,202       (35,974)      (5,068)    3,154     18,867       19,048
                                                 --------     ---------    --------   -------    --------     --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................   (7,760)      (16,487)      (1,389)   (1,011)    (6,377)      (4,771)
  Net Short-Term Gains:
    Institutional Class Shares.................       --            --           --       (57)        --           --
  Net Long-Term Gains:
    Institutional Class Shares.................       --            --       (1,632)   (2,151)        --           --
                                                 --------     ---------    --------   -------    --------     --------
     Total Distributions.......................   (7,760)      (16,487)      (3,021)   (3,219)    (6,377)      (4,771)
                                                 --------     ---------    --------   -------    --------     --------
Capital Share Transactions (1):
  Shares Issued................................   30,200        13,081       12,964     4,028     68,569      112,313
  Shares Issued in Lieu of Cash Distributions..    6,990        15,524        2,476     2,521      4,981        4,167
  Shares Redeemed..............................  (12,327)     (139,991)     (10,665)   (5,897)   (71,947)     (21,694)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   24,863      (111,386)       4,775       652      1,603       94,786
                                                 --------     ---------    --------   -------    --------     --------
     Total Increase (Decrease) in Net
      Assets...................................   51,305      (163,847)      (3,314)      587     14,093      109,063
NET ASSETS
  Beginning of Year............................  200,270       364,117       35,637    35,050    278,024      168,961
                                                 --------     ---------    --------   -------    --------     --------
  End of Year.................................. $251,575     $ 200,270     $ 32,323   $35,637   $292,117     $278,024
                                                 ========     =========    ========   =======    ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    1,570           643          473       117      3,363        5,532
  Shares Issued in Lieu of Cash Distributions..      387           792           78        78        249          199
  Shares Redeemed..............................     (637)       (6,841)        (367)     (167)    (3,414)      (1,061)
                                                 --------     ---------    --------   -------    --------     --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................    1,320        (5,406)         184        28        198        4,670
                                                 ========     =========    ========   =======    ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    511     $      83     $    199   $   207   $    227     $    248

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         DFA INTERNATIONAL REAL      DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                         ESTATE SECURITIES PORTFOLIO  SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                         --------------------------  ----------------------  ------------------------
                                            YEAR          YEAR          YEAR        YEAR         YEAR         YEAR
                                           ENDED         ENDED         ENDED       ENDED        ENDED        ENDED
                                          OCT. 31,      OCT. 31,      OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                            2016          2015          2016        2015         2016         2015
                                          ----------    ----------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $  143,130    $  119,980    $  110,990  $  154,237  $   294,075  $   239,388
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........     (1,596)      (17,379)       14,561        (188)     414,975      203,049
    Affiliated Investment Companies
     Shares Sold........................         --            --            --      (1,351)          --           --
    Futures.............................      4,432            --           757          --       29,217       (5,555)
    Foreign Currency
     Transactions.......................        540        (1,791)            7          --        7,305       (4,926)
    Forward Currency Contracts..........         48            --            --          --           27           --
    In-Kind Redemptions.................         --            --            --          --       29,398      193,547
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   (118,705)     (116,739)       61,152     (43,036)    (242,603)    (244,703)
    Affiliated Investment Companies
     Shares.............................         --            --            --     (78,977)          --           --
    Futures.............................       (304)           --            --          --       (3,458)          --
    Translation of Foreign Currency
     Denominated Amounts................       (367)          284            --          --       (1,796)       1,015
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     27,178       (15,645)      187,467     117,133      527,140      381,815
                                          ----------    ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........    (60,576)     (182,724)      (97,767)   (124,281)    (381,199)    (224,376)
  Net Long-Term Gains:
    Institutional Class Shares..........         --            --            --          --     (182,540)    (207,080)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Total Distributions................    (60,576)     (182,724)      (97,767)   (124,281)    (563,739)    (431,456)
                                          ----------    ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................  1,062,437       886,775     1,524,272   1,347,820    2,066,905    2,629,814
  Shares Issued in Lieu of Cash
   Distributions........................     60,055       181,249        93,708     121,908      508,968      392,052
  Shares Redeemed.......................   (447,563)     (417,939)     (878,641)   (708,136)  (2,107,120)  (2,079,421)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share
      Transactions......................    674,929       650,085       739,339     761,592      468,753      942,445
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Total Increase (Decrease) in
      Net Assets........................    641,531       451,716       829,039     754,444      432,154      892,804
NET ASSETS
  Beginning of Year.....................  3,540,092     3,088,376     4,059,916   3,305,472   12,577,575   11,684,771
                                          ----------    ----------   ----------  ----------  -----------  -----------
  End of Year........................... $4,181,623    $3,540,092    $4,888,955  $4,059,916  $13,009,729  $12,577,575
                                          ==========    ==========   ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................    201,532       166,717       139,784     127,842      113,522      135,446
  Shares Issued in Lieu of Cash
   Distributions........................     12,306        34,991         9,151      11,884       28,063       21,362
  Shares Redeemed.......................    (85,422)      (79,211)      (81,345)    (67,340)    (115,085)    (107,415)
                                          ----------    ----------   ----------  ----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed..........................    128,416       122,497        67,590      72,386       26,500       49,393
                                          ==========    ==========   ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME).............. $ (148,335)   $ (221,598)   $   61,223  $   50,527  $   (39,951) $    44,763

----------
* Net of foreign capital gain taxes withheld of $92, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          INTERNATIONAL VECTOR EQUITY WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                                 PORTFOLIO                 PORTFOLIO         VALUE PORTFOLIO
                                                          --------------------------  ------------------  --------------------
                                                             YEAR          YEAR         YEAR      YEAR       YEAR        YEAR
                                                            ENDED         ENDED        ENDED     ENDED      ENDED       ENDED
                                                           OCT. 31,      OCT. 31,     OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                             2016          2015         2016      2015       2016        2015
                                                           ----------    ----------   --------  --------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................... $   46,551    $   37,987    $  5,412  $  3,484  $   5,264   $   3,960
  Capital Gain Distributions Received from Affiliated
   Investment Companies..................................         --            --         256       169         --       1,932
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........................      4,157         5,992      (2,948)       --      6,843        (356)
    Affiliated Investment Companies Shares Sold..........         --            --          --     1,061         --     (13,958)
    Futures..............................................        182            --         112        --         --        (347)
    Foreign Currency Transactions........................        127          (490)         85       (65)       124        (169)
    Forward Currency Contracts...........................        (44)           --          --        --          8          --
    In-Kind Redemptions..................................         --        10,623          --        --         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........     16,206       (79,483)      7,285   (16,458)     5,177       8,649
    Affiliated Investment Companies Shares...............         --            --         148        --         --      (6,911)
    Futures..............................................         --            --         (19)       --         --          --
    Translation of Foreign Currency Denominated
     Amounts.............................................       (165)           54         (11)        7        (20)         (2)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................     67,014       (25,317)     10,320   (11,802)    17,396      (7,202)
                                                           ----------    ----------   --------  --------  ---------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares...........................    (43,651)      (36,861)     (5,358)   (3,283)    (4,374)     (3,896)
  Net Short-Term Gains:
    Institutional Class Shares...........................         --        (1,236)         --        --         --          --
  Net Long-Term Gains:
    Institutional Class Shares...........................     (5,716)      (10,949)         --        --         --        (408)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Total Distributions.................................    (49,367)      (49,046)     (5,358)   (3,283)    (4,374)     (4,304)
                                                           ----------    ----------   --------  --------  ---------   ---------
Capital Share Transactions (1):
  Shares Issued..........................................    688,513       757,055      47,689    65,656    164,346     204,717
  Shares Issued in Lieu of Cash Distributions............     48,918        48,618       5,353     3,281      4,371       4,301
  Shares Redeemed........................................   (493,518)     (441,949)    (25,151)  (12,502)  (128,258)   (120,877)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................    243,913       363,724      27,891    56,435     40,459      88,141
                                                           ----------    ----------   --------  --------  ---------   ---------
     Total Increase (Decrease) in Net Assets.............    261,560       289,361      32,853    41,350     53,481      76,635
NET ASSETS
  Beginning of Period....................................  1,594,914     1,305,553     155,301   113,951    227,731     151,096
                                                           ----------    ----------   --------  --------  ---------   ---------
  End of Period.......................................... $1,856,474    $1,594,914    $188,154  $155,301  $ 281,212   $ 227,731
                                                           ==========    ==========   ========  ========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..........................................     68,056        68,272       5,184     6,010     15,218      17,665
  Shares Issued in Lieu of Cash Distributions............      4,797         4,463         562       303        392         377
  Shares Redeemed........................................    (48,877)      (40,404)     (2,605)   (1,167)   (12,154)    (10,646)
                                                           ----------    ----------   --------  --------  ---------   ---------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................     23,976        32,331       3,141     5,146      3,456       7,396
                                                           ==========    ==========   ========  ========  =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
 IN EXCESS OF NET INVESTMENT INCOME)..................... $    4,967    $    3,889    $    737  $    517  $     882   $      10

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                             WORLD EX U.S. CORE EQUITY                             SELECTIVELY HEDGED GLOBAL
                                                    PORTFOLIO          WORLD CORE EQUITY PORTFOLIO  EQUITY PORTFOLIO
                                             ------------------------  --------------------------  ------------------------
                                                YEAR         YEAR        YEAR          YEAR          YEAR         YEAR
                                               ENDED        ENDED       ENDED         ENDED         ENDED        ENDED
                                              OCT. 31,     OCT. 31,    OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                2016         2015        2016          2015          2016         2015
                                             ----------   ----------   --------      --------      --------     --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   37,861   $   19,993   $  5,949      $  2,788      $  5,406     $  3,745
  Capital Gain Distributions Received from
   Affiliated Investment Companies..........         --           --      1,313           171         2,164          469
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............     (2,134)         534     (2,896)           --          (989)          --
   Affiliated Investment Companies
    Shares Sold.............................         --       (9,894)        --          (905)           --         (251)
   Futures..................................       (629)         171         --            --         1,760         (402)
   Foreign Currency Transactions............        189         (238)        --            --            --        3,159
   Forward Currency Contracts...............         --           --         --            --           371           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     47,901      (56,453)        --            --            --           --
   Affiliated Investment Companies
    Shares..................................         --        2,100      9,340        (4,000)        6,150       (9,320)
   Futures..................................         --           --         --            --        (1,100)         701
   Translation of Foreign Currency
    Denominated Amounts.....................       (103)         (13)        --            --            --         (530)
   Forward Currency Contracts...............         --           --         --            --           541           --
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     83,085      (43,800)    13,706        (1,946)       14,303       (2,429)
                                             ----------   ----------     --------      --------     --------     --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (36,005)     (15,824)    (5,800)       (2,667)       (6,333)      (4,603)
  Net Short-Term Gains:
   Institutional Class Shares...............         --           --         --           (12)         (115)        (365)
  Net Long-Term Gains:
   Institutional Class Shares...............         --           --       (132)         (232)         (620)      (1,915)
                                             ----------   ----------     --------      --------     --------     --------
    Total Distributions.....................    (36,005)     (15,824)    (5,932)       (2,911)       (7,068)      (6,883)
                                             ----------   ----------     --------      --------     --------     --------
Capital Share Transactions (1):
  Shares Issued.............................    729,178      946,814    189,580       143,661        77,521      130,229
  Shares Issued in Lieu of Cash
   Distributions............................     34,930       15,654      5,702         2,860         7,066        6,883
  Shares Redeemed...........................   (325,571)    (138,664)   (35,482)      (14,716)      (47,024)     (29,970)
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) from Capital
     Share Transactions.....................    438,537      823,804    159,800       131,805        37,563      107,142
                                             ----------   ----------     --------      --------     --------     --------
    Total Increase (Decrease) in Net
     Assets.................................    485,617      764,180    167,574       126,948        44,798       97,830
NET ASSETS
  Beginning of Period.......................  1,170,828      406,648    202,655        75,707       245,106      147,276
                                             ----------   ----------     --------      --------     --------     --------
  End of Period............................. $1,656,445   $1,170,828   $370,229      $202,655      $289,904     $245,106
                                             ==========   ==========     ========      ========     ========     ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................     78,713       92,639     14,944        10,926         6,131        9,466
  Shares Issued in Lieu of Cash
   Distributions............................      3,690        1,533        451           220           552          532
  Shares Redeemed...........................    (34,710)     (13,850)    (2,883)       (1,167)       (3,623)      (2,213)
                                             ----------   ----------     --------      --------     --------     --------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............     47,693       80,322     12,512         9,979         3,060        7,785
                                             ==========   ==========     ========      ========     ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    4,174   $    3,451   $    205      $    121      $  4,245     $  5,058

                                             EMERGING MARKETS PORTFOLIO
                                             ------------------------
                                                 YEAR          YEAR
                                                ENDED         ENDED
                                               OCT. 31,      OCT. 31,
                                                 2016          2015
                                             -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $    90,681   $    82,136
  Capital Gain Distributions Received from
   Affiliated Investment Companies..........          --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............    (105,635)      (98,317)
   Affiliated Investment Companies
    Shares Sold.............................          --            --
   Futures..................................       5,655         2,417
   Foreign Currency Transactions............         955        (2,155)
   Forward Currency Contracts...............          --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     506,131      (669,787)
   Affiliated Investment Companies
    Shares..................................          --            --
   Futures..................................        (263)            4
   Translation of Foreign Currency
    Denominated Amounts.....................         204           (93)
   Forward Currency Contracts...............          --            --
                                             -----------   -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................     497,728      (685,795)
                                             -----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............     (89,527)      (73,891)
  Net Short-Term Gains:
   Institutional Class Shares...............          --            --
  Net Long-Term Gains:
   Institutional Class Shares...............          --            --
                                             -----------   -----------
    Total Distributions.....................     (89,527)      (73,891)
                                             -----------   -----------
Capital Share Transactions (1):
  Shares Issued.............................   1,428,054     2,348,904
  Shares Issued in Lieu of Cash
   Distributions............................      83,981        68,708
  Shares Redeemed...........................  (1,326,366)   (1,410,094)
                                             -----------   -----------
    Net Increase (Decrease) from Capital
     Share Transactions.....................     185,669     1,007,518
                                             -----------   -----------
    Total Increase (Decrease) in Net
     Assets.................................     593,870       247,832
NET ASSETS
  Beginning of Period.......................   4,321,530     4,073,698
                                             -----------   -----------
  End of Period............................. $ 4,915,400   $ 4,321,530
                                             ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................      67,596        98,569
  Shares Issued in Lieu of Cash
   Distributions............................       3,805         3,055
  Shares Redeemed...........................     (62,542)      (59,625)
                                             -----------   -----------
    Net Increase (Decrease) from
     Shares Issued and Redeemed.............       8,859        41,999
                                             ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $     3,519   $     5,762

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   EMERGING MARKETS SMALL   EMERGING MARKETS VALUE     EMERGING MARKETS CORE
                                                        CAP PORTFOLIO              PORTFOLIO             EQUITY PORTFOLIO
                                                   ----------------------  ------------------------  ------------------------
                                                      YEAR        YEAR         YEAR         YEAR         YEAR         YEAR
                                                     ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                      2016        2015         2016         2015         2016         2015
                                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $  120,203  $  109,144  $   342,874  $   362,517  $   351,450  $   324,860
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................    141,742      46,152      (77,435)    (409,296)    (342,991)    (327,586)
   Futures........................................      4,016          --       11,373           --       30,116           --
   Foreign Currency Transactions..................        338      (4,493)       3,728       (7,810)        (539)      (8,472)
   In-Kind Redemptions............................         --          --           --           --           --       29,647
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency......................................    394,050    (681,504)   1,954,176   (3,279,764)   2,038,618   (2,517,402)
   Futures........................................        286          --         (391)          --       (3,447)          --
   Translation of Foreign Currency Denominated
    Amounts.......................................        579        (237)          46          107          726         (300)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................    661,214    (530,938)   2,234,371   (3,334,246)   2,073,933   (2,499,253)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares................................         --          --       (2,365)      (1,822)          --           --
   Institutional Class Shares.....................   (124,387)    (99,603)    (436,707)    (349,391)    (349,434)    (304,141)
  Net Short-Term Gains:
   Institutional Class Shares.....................         --      (3,364)          --           --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (36,697)    (88,636)          --           --           --           --
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions...........................   (161,084)   (191,603)    (439,072)    (351,213)    (349,434)    (304,141)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................    913,984   1,309,981    2,821,337    3,635,785    6,091,963    6,175,578
  Shares Issued in Lieu of Cash Distributions.....    151,141     180,085      416,149      332,144      328,562      282,610
  Shares Redeemed.................................   (950,920)   (782,954)  (3,539,505)  (4,119,848)  (4,288,936)  (4,525,463)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................    114,205     707,112     (302,019)    (151,919)   2,131,589    1,932,725
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.......    614,335     (15,429)   1,493,280   (3,837,378)   3,856,088     (870,669)
NET ASSETS
  Beginning of Year...............................  4,845,174   4,860,603   14,908,964   18,746,342   14,856,878   15,727,547
                                                   ----------  ----------  -----------  -----------  -----------  -----------
  End of Year..................................... $5,459,509  $4,845,174  $16,402,244  $14,908,964  $18,712,966  $14,856,878
                                                   ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     49,652      65,569      133,176      147,429      379,414      339,318
  Shares Issued in Lieu of Cash Distributions.....      8,492       9,583       19,311       14,339       19,496       16,465
  Shares Redeemed.................................    (52,089)    (40,423)    (163,363)    (164,669)    (265,600)    (255,411)
                                                   ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      6,055      34,729      (10,876)      (2,901)     133,310      100,372
                                                   ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $   12,479  $   14,068  $   (49,300) $    24,502  $    11,774  $    17,752

----------
* Net of foreign capital gain taxes withheld of $68, $0, $144, $0, $53 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                         ------------------------------------------------

                                           YEAR      YEAR      YEAR      YEAR      YEAR
                                          ENDED     ENDED     ENDED     ENDED     ENDED
                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                           2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.... $  12.54  $  13.65  $  11.70  $   9.29  $   8.15
                                         --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......     0.10      0.07      0.07      0.07      0.07
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.45      0.53      1.94      2.42      1.20
                                         --------  --------  --------  --------  --------
   Total from Investment Operations.....     0.55      0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................    (0.08)    (0.05)    (0.06)    (0.08)    (0.13)
 Net Realized Gains.....................    (0.79)    (1.66)       --        --        --
                                         --------  --------  --------  --------  --------
   Total Distributions..................    (0.87)    (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
=======================================  ========  ========  ========  ========  ========
Total Return............................     4.75%     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $238,413  $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets.     0.23%     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................     0.24%     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to
 Average Net Assets.....................     0.80%     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate.................      119%      223%      202%      139%       76%
-------------------------------------------------------------------------------------------

                                                U.S. LARGE CAP EQUITY PORTFOLIO
                                         ---------------------------------------
                                                                           PERIOD
                                           YEAR      YEAR      YEAR       JUNE 25,
                                          ENDED     ENDED     ENDED      2013(A) TO
                                         OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                           2016      2015      2014         2013
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.... $  12.86  $  12.65  $  11.07   $  10.00
                                         --------  --------  --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).......     0.25      0.23      0.21       0.06
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.19      0.21      1.57       1.04
                                         --------  --------  --------   --------
   Total from Investment Operations.....     0.44      0.44      1.78       1.10
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..................    (0.24)    (0.21)    (0.20)     (0.03)
 Net Realized Gains.....................       --     (0.02)       --         --
                                         --------  --------  --------   --------
   Total Distributions..................    (0.24)    (0.23)    (0.20)     (0.03)
---------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $  13.06  $  12.86  $  12.65   $  11.07
=======================================  ========  ========  ========  ==========
Total Return............................     3.51%     3.49%    16.19%     11.01%(D)
---------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees
 Paid Indirectly).......................     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to
 Average Net Assets.....................     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.................       12%       12%        1%         0%(D)
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                                                     ---------------------------------------------------
                                                                         YEAR         YEAR         YEAR         YEAR
                                                                        ENDED        ENDED        ENDED        ENDED
                                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................ $     33.27  $     33.75  $     29.72  $     22.34
                                                                     -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................        0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).........        0.71        (0.32)        4.02         7.38
                                                                     -----------  -----------  -----------  -----------
   Total from Investment Operations.................................        1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.................................................       (1.35)       (0.19)          --           --
                                                                     -----------  -----------  -----------  -----------
   Total Distributions..............................................       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................................... $     32.63  $     33.27  $     33.75  $     29.72
===================================================================  ===========  ===========  ===========  ===========
Total Return........................................................        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................... $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B).........................        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets................        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------

                                                                     -----------
                                                                        YEAR
                                                                       ENDED
                                                                      OCT. 31,
                                                                        2012
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................ $    19.29
                                                                     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................................       0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).........       3.04
                                                                     ----------
   Total from Investment Operations.................................       3.45
--------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................................      (0.40)
 Net Realized Gains.................................................         --
                                                                     ----------
   Total Distributions..............................................      (0.40)
--------------------------------------------------------------------------------
Net Asset Value, End of Period...................................... $    22.34
===================================================================  ==========
Total Return........................................................      18.14%
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................... $8,334,585
Ratio of Expenses to Average Net Assets (B).........................       0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor) (B).......................................................       0.27%
Ratio of Net Investment Income to Average Net Assets................       1.99%
--------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                            --------------------------------------------
                                                                              YEAR     YEAR      YEAR     YEAR     YEAR
                                                                             ENDED    ENDED     ENDED    ENDED    ENDED
                                                                            OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                              2016     2015      2014     2013     2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................................... $ 21.58  $ 23.19   $ 22.63   $17.28  $ 15.32
                                                                            -------  -------   -------   ------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........................................    0.24     0.26      0.18     0.27     0.15
 Net Gains (Losses) on Securities (Realized and Unrealized)................    0.60    (0.61)     1.86     6.28     2.06
                                                                            -------  -------   -------   ------  -------
   Total from Investment Operations........................................    0.84    (0.35)     2.04     6.55     2.21
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................................................   (0.27)   (0.25)    (0.16)   (0.22)   (0.13)
 Net Realized Gains........................................................   (0.89)   (1.01)    (1.32)   (0.98)   (0.12)
                                                                            -------  -------   -------   ------  -------
   Total Distributions.....................................................   (1.16)   (1.26)    (1.48)   (1.20)   (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................... $ 21.26  $ 21.58   $ 23.19   $22.63  $ 17.28
==========================================================================  ======== ========  ======== ======== ========
Total Return...............................................................    4.21%   (1.33)%    9.47%   40.39%   14.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................ $35,661  $40,159   $16,971   $9,470  $49,423
Ratio of Expenses to Average Net Assets....................................    0.47%    0.47%     0.47%    0.47%    0.48%
Ratio of Net Investment Income to Average Net Assets.......................    1.16%    1.15%     0.79%    1.42%    0.93%
Portfolio Turnover Rate....................................................      28%      15%       10%      16%      20%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                   ----------------------------------------------
                                                     YEAR       YEAR      YEAR     YEAR     YEAR
                                                    ENDED      ENDED     ENDED    ENDED    ENDED
                                                   OCT. 31,   OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                     2016       2015      2014     2013     2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $  21.51  $  23.12   $ 22.57  $ 17.26  $ 15.31
                                                   --------  --------   -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.20      0.23      0.15     0.19     0.13
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     0.60     (0.61)     1.84     6.31     2.05
                                                   --------  --------   -------  -------  -------
   Total from Investment Operations...............     0.80     (0.38)     1.99     6.50     2.18
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.26)    (0.22)    (0.12)   (0.21)   (0.11)
 Net Realized Gains...............................    (0.89)    (1.01)    (1.32)   (0.98)   (0.12)
                                                   --------  --------   -------  -------  -------
   Total Distributions............................    (1.15)    (1.23)    (1.44)   (1.19)   (0.23)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $  21.16  $  21.51   $ 23.12  $ 22.57  $ 17.26
=================================================  ========  ========   ======== ======== ========
Total Return......................................     4.04%    (1.49)%    9.30%   40.10%   14.46%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $147,945  $135,412   $82,977  $23,305  $12,754
Ratio of Expenses to Average Net Assets...........     0.62%     0.63%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.00%     1.02%     0.64%    0.95%    0.78%
Portfolio Turnover Rate...........................       28%       15%       10%      16%      20%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   -----------------------------------------------------------
                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                      2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    21.56  $    23.16   $    22.60  $    17.28  $    15.32
                                                   ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.25        0.29         0.21        0.24        0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.60       (0.61)        1.85        6.31        2.06
                                                   ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations...............       0.85       (0.32)        2.06        6.55        2.23
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.26)      (0.27)       (0.18)      (0.25)      (0.15)
 Net Realized Gains...............................      (0.89)      (1.01)       (1.32)      (0.98)      (0.12)
                                                   ----------  ----------   ----------  ----------  ----------
   Total Distributions............................      (1.15)      (1.28)       (1.50)      (1.23)      (0.27)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    21.26  $    21.56   $    23.16  $    22.60  $    17.28
=================================================  ==========  ==========   ==========  ==========  ==========
Total Return......................................       4.29%      (1.20)%       9.58%      40.40%      14.78%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $7,884,683  $6,987,896   $5,490,959  $4,180,974  $2,989,632
Ratio of Expenses to Average Net Assets...........       0.37%       0.37%        0.37%       0.37%       0.38%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.24%       1.28%        0.90%       1.25%       1.03%
Portfolio Turnover Rate...........................         28%         15%          10%         16%         20%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. SMALL CAP VALUE PORTFOLIO
                                                   --------------------------------------------------------------
                                                       YEAR         YEAR          YEAR        YEAR        YEAR
                                                      ENDED        ENDED         ENDED       ENDED       ENDED
                                                     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,    OCT. 31,
                                                       2016         2015          2014        2013        2012
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     33.08  $     35.82   $     34.48  $    26.57  $    23.50
                                                   -----------  -----------   -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................        0.32         0.41          0.23        0.39        0.20
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        1.06        (1.44)         2.93        9.41        3.38
                                                   -----------  -----------   -----------  ----------  ----------
   Total from Investment Operations...............        1.38        (1.03)         3.16        9.80        3.58
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................       (0.33)       (0.38)        (0.22)      (0.37)      (0.18)
 Net Realized Gains...............................       (1.38)       (1.33)        (1.60)      (1.52)      (0.33)
                                                   -----------  -----------   -----------  ----------  ----------
   Total Distributions............................       (1.71)       (1.71)        (1.82)      (1.89)      (0.51)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     32.75  $     33.08   $     35.82  $    34.48  $    26.57
=================================================  ===========  ===========   ===========  ==========  ==========
Total Return......................................        4.49%       (2.83)%        9.49%      39.35%      15.60%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $12,613,185  $11,680,262   $11,512,306  $9,526,981  $7,088,470
Ratio of Expenses to Average Net Assets...........        0.52%        0.52%         0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.01%        1.18%         0.66%       1.28%       0.78%
Portfolio Turnover Rate...........................          19%          17%            9%         14%         15%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              U.S. CORE EQUITY 1 PORTFOLIO
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     17.90  $     17.71  $     15.74  $    12.11  $    10.78
                                                             -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.33         0.31         0.27        0.25        0.21
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.30         0.26         2.02        3.62        1.32
                                                             -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.63         0.57         2.29        3.87        1.53
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.32)       (0.30)       (0.25)      (0.24)      (0.20)
 Net Realized Gains.........................................       (0.21)       (0.08)       (0.07)         --          --
                                                             -----------  -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.53)       (0.38)       (0.32)      (0.24)      (0.20)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     18.00  $     17.90  $     17.71  $    15.74  $    12.11
===========================================================  ===========  ===========  ===========  ==========  ==========
Total Return................................................        3.68%        3.26%       14.72%      32.32%      14.29%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $14,960,159  $13,275,774  $10,780,830  $7,566,179  $4,876,973
Ratio of Expenses to Average Net Assets.....................        0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average Net Assets........        1.88%        1.71%        1.61%       1.79%       1.79%
Portfolio Turnover Rate.....................................           4%           4%           5%          1%          3%
----------------------------------------------------------------------------------------------------------------------------

                                                                              U.S. CORE EQUITY 2 PORTFOLIO
                                                             -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     17.26  $     17.34  $     15.62  $    11.99  $    10.61
                                                             -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.31         0.30         0.26        0.24        0.20
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.25         0.02         1.86        3.73        1.36
                                                             -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations.........................        0.56         0.32         2.12        3.97        1.56
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.30)       (0.28)       (0.24)      (0.24)      (0.18)
 Net Realized Gains.........................................       (0.33)       (0.12)       (0.16)      (0.10)         --
                                                             -----------  -----------  -----------  ----------  ----------
   Total Distributions......................................       (0.63)       (0.40)       (0.40)      (0.34)      (0.18)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     17.19  $     17.26  $     17.34  $    15.62  $    11.99
===========================================================  ===========  ===========  ===========  ==========  ==========
Total Return................................................        3.47%        1.92%       13.78%      33.66%      14.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $16,851,046  $15,200,564  $12,919,176  $9,989,564  $6,923,984
Ratio of Expenses to Average Net Assets.....................        0.22%        0.22%        0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets........        1.87%        1.68%        1.55%       1.74%       1.74%
Portfolio Turnover Rate.....................................           4%           5%           6%          3%          5%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                U.S. VECTOR EQUITY PORTFOLIO
                                -----------------------------------------------------------
                                   YEAR         YEAR        YEAR        YEAR        YEAR
                                  ENDED        ENDED       ENDED       ENDED       ENDED
                                 OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                   2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $    16.22  $    17.04   $    15.62  $    11.61  $    10.28
                                ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
   (Loss) (A)..................       0.25        0.25         0.21        0.20        0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       0.24       (0.30)        1.62        4.03        1.32
                                ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations.................       0.49       (0.05)        1.83        4.23        1.48
--------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........      (0.25)      (0.24)       (0.19)      (0.20)      (0.15)
 Net Realized Gains............      (0.53)      (0.53)       (0.22)      (0.02)         --
                                ----------  ----------   ----------  ----------  ----------
   Total Distributions.........      (0.78)      (0.77)       (0.41)      (0.22)      (0.15)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $    15.93  $    16.22   $    17.04  $    15.62  $    11.61
=============================   ==========  ==========   ==========  ==========  ==========
Total Return...................       3.28%      (0.18)%      11.91%      36.80%      14.55%
--------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $3,822,647  $3,651,529   $3,501,319  $2,893,842  $2,009,177
Ratio of Expenses to Average
 Net Assets....................       0.32%       0.32%        0.32%       0.32%       0.32%
Ratio of Net Investment
 Income to Average Net Assets..       1.64%       1.50%        1.26%       1.50%       1.45%
Portfolio Turnover Rate........         10%         10%          10%          3%          9%
--------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     30.84  $     31.38  $    30.03  $    23.11  $    20.55
                                                             -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................        0.34         0.35        0.26        0.35        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).        0.77         0.33        2.27        8.13        2.53
                                                             -----------  -----------  ----------  ----------  ----------
   Total from Investment Operations.........................        1.11         0.68        2.53        8.48        2.78
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.35)       (0.33)      (0.24)      (0.36)      (0.22)
 Net Realized Gains.........................................       (1.46)       (0.89)      (0.94)      (1.20)         --
                                                             -----------  -----------  ----------  ----------  ----------
   Total Distributions......................................       (1.81)       (1.22)      (1.18)      (1.56)      (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     30.14  $     30.84  $    31.38  $    30.03  $    23.11
===========================================================  ===========  ===========  ==========  ==========  ==========
Total Return................................................        3.89%        2.34%       8.67%      39.03%      13.61%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $12,977,199  $10,616,542  $9,247,716  $7,446,827  $4,563,345
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets........        1.16%        1.10%       0.86%       1.33%       1.14%
Portfolio Turnover Rate.....................................          10%          11%          9%         10%         16%
---------------------------------------------------------------------------------------------------------------------------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    19.00  $    20.10  $    19.64  $    14.84  $    13.24
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       0.16        0.16        0.14        0.19        0.14
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.60        0.02        1.35        5.57        1.59
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       0.76        0.18        1.49        5.76        1.73
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.16)      (0.16)      (0.13)      (0.20)      (0.13)
 Net Realized Gains.........................................      (1.02)      (1.12)      (0.90)      (0.76)         --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (1.18)      (1.28)      (1.03)      (0.96)      (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       4.32%       1.11%       7.88%      41.34%      13.13%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $5,128,323  $5,007,091  $5,029,027  $4,695,831  $3,437,958
Ratio of Expenses to Average Net Assets.....................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets........       0.88%       0.82%       0.69%       1.16%       0.99%
Portfolio Turnover Rate.....................................         15%         14%         12%         11%         15%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    33.04  $    32.24  $    27.77  $    25.83  $    23.25
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       1.09        0.90        0.72        0.67        0.57
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.18        0.95        4.62        1.95        2.74
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       2.27        1.85        5.34        2.62        3.31
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.99)      (1.05)      (0.87)      (0.68)      (0.73)
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.99)      (1.05)      (0.87)      (0.68)      (0.73)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................       6.89%       5.89%      19.80%      10.28%      14.45%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $7,260,180  $6,553,192  $6,607,759  $4,677,418  $3,716,389
Ratio of Expenses to Average Net Assets.....................       0.18%       0.18%       0.18%       0.18%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.19%       0.19%       0.19%       0.19%       0.23%
Ratio of Net Investment Income to Average Net Assets........       3.15%       2.75%       2.48%       2.42%       2.29%
Portfolio Turnover Rate.....................................          3%          4%          0%          1%          0%
-------------------------------------------------------------------------------------------------------------------------

                                                                           LARGE CAP INTERNATIONAL PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR        YEAR
                                                                ENDED        ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    20.36   $    21.59   $    22.20  $    18.33  $    17.91
                                                             ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income
    (Loss) (A)..............................................       0.57         0.58         0.75        0.58        0.60
 Net Gains (Losses) on Securities (Realized and Unrealized).      (0.86)       (1.24)       (0.62)       3.90        0.40
                                                             ----------   ----------   ----------  ----------  ----------
   Total from Investment Operations.........................      (0.29)       (0.66)        0.13        4.48        1.00
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
                                                             ----------   ----------   ----------  ----------  ----------
   Total Distributions......................................      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    19.52   $    20.36   $    21.59  $    22.20  $    18.33
===========================================================  ==========   ==========   ==========  ==========  ==========
Total Return................................................      (1.30)%      (3.10)%       0.47%      24.85%       5.89%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $3,527,775   $3,150,334   $3,127,847  $2,755,114  $2,055,759
Ratio of Expenses to Average Net Assets.....................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Net Investment Income to Average Net Assets........       2.95%        2.71%        3.35%       2.90%       3.38%
Portfolio Turnover Rate.....................................         10%          10%           4%          5%          4%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INTERNATIONAL CORE EQUITY PORTFOLIO
                                ---------------------------------------------------------------
                                    YEAR         YEAR          YEAR         YEAR        YEAR
                                   ENDED        ENDED         ENDED        ENDED       ENDED
                                  OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                    2016         2015          2014         2013        2012
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     11.69  $     12.15   $     12.57   $    10.10  $     9.89
                                -----------  -----------   -----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.32         0.32          0.38         0.31        0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       (0.15)       (0.45)        (0.43)        2.47        0.20
                                -----------  -----------   -----------   ----------  ----------
   Total from Investment
    Operations.................        0.17        (0.13)        (0.05)        2.78        0.51
------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.28)       (0.33)        (0.37)       (0.31)      (0.30)
                                -----------  -----------   -----------   ----------  ----------
   Total Distributions.........       (0.28)       (0.33)        (0.37)       (0.31)      (0.30)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     11.58  $     11.69   $     12.15   $    12.57  $    10.10
=============================   ===========  ===========   ===========   ==========  ==========
Total Return...................        1.62%       (1.10)%       (0.55)%      27.98%       5.49%
------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $16,983,011  $14,420,568   $12,294,542   $9,508,466  $6,482,738
Ratio of Expenses to Average
 Net Assets....................        0.38%        0.38%         0.38%        0.39%       0.40%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........        0.38%        0.38%         0.38%        0.39%       0.40%
Ratio of Net Investment
 Income to Average Net Assets..        2.83%        2.63%         3.01%        2.80%       3.18%
Portfolio Turnover Rate........           2%           4%            7%           3%          5%
------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
                                ------------------------------------------------------------
                                    YEAR        YEAR         YEAR        YEAR        YEAR
                                   ENDED       ENDED        ENDED       ENDED       ENDED
                                  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                    2016        2015         2014        2013        2012
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $     17.78  $    18.24  $    19.40   $    15.28  $    15.21
                                -----------  ----------  ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................        0.43        0.41        0.42         0.42        0.38
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................        0.48        0.12       (0.62)        4.16        0.39
                                -----------  ----------  ----------   ----------  ----------
   Total from Investment
    Operations.................        0.91        0.53       (0.20)        4.58        0.77
----------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........       (0.51)      (0.42)      (0.42)       (0.37)      (0.42)
 Net Realized Gains............       (0.40)      (0.57)      (0.54)       (0.09)      (0.28)
                                -----------  ----------  ----------   ----------  ----------
   Total Distributions.........       (0.91)      (0.99)      (0.96)       (0.46)      (0.70)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $     17.78  $    17.78  $    18.24   $    19.40  $    15.28
=============================   ===========  ==========  ==========   ==========  ==========
Total Return...................        5.43%       3.30%      (1.09)%      30.66%       5.63%
----------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $10,387,361  $9,323,492  $8,844,517   $8,520,717  $6,423,160
Ratio of Expenses to Average
 Net Assets (B)................        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Net Investment
 Income to Average Net Assets..        2.47%       2.30%       2.15%        2.47%       2.58%
----------------------------------------------------------------------------------------------

                                        JAPANESE SMALL COMPANY PORTFOLIO
                                ------------------------------------------------
                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                  2016      2015      2014      2013      2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  20.46  $  19.15  $  19.33  $  14.99  $  15.24
                                --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.32      0.25      0.24      0.26      0.29
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.51      1.36      0.13      4.21     (0.26)
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations.................     2.83      1.61      0.37      4.47      0.03
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.28)    (0.30)    (0.55)    (0.13)    (0.28)
 Net Realized Gains............       --        --        --        --        --
                                --------  --------  --------  --------  --------
   Total Distributions.........    (0.28)    (0.30)    (0.55)    (0.13)    (0.28)
---------------------------------------------------------------------------------
Net Asset Value, End of Year... $  23.01  $  20.46  $  19.15  $  19.33  $  14.99
=============================   ========  ========  ========  ========  ========
Total Return...................    14.04%     8.62%     2.00%    30.06%     0.20%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $509,413  $463,997  $508,190  $414,132  $293,968
Ratio of Expenses to Average
 Net Assets (B)................     0.54%     0.54%     0.55%     0.56%     0.57%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....     0.64%     0.57%     0.55%     0.56%     0.57%
Ratio of Net Investment
 Income to Average Net Assets..     1.57%     1.27%     1.25%     1.51%     1.88%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       ASIA PACIFIC SMALL COMPANY PORTFOLIO            UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                --------------------------------------------------  --------------------------------------------
                                  YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                                 ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                                OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                  2016       2015       2014      2013      2012      2016      2015     2014     2013     2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  19.06  $  22.88   $  24.82   $  23.22  $  23.04  $ 35.50   $ 35.92  $ 36.96  $ 27.81  $ 23.44
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.71      0.75       0.83       1.01      0.87     1.18      1.06     0.95     0.88     0.69
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     2.24     (3.51)     (1.81)      1.37      0.58    (6.55)     1.95    (0.65)    9.17     4.47
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
   Total from Investment
    Operations.................     2.95     (2.76)     (0.98)      2.38      1.45    (5.37)     3.01     0.30    10.05     5.16
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.74)    (1.06)     (0.96)     (0.78)    (1.27)   (1.29)    (1.05)   (0.93)   (0.90)   (0.79)
 Net Realized Gains............       --        --         --         --        --    (1.63)    (2.38)   (0.41)      --       --
                                --------  --------   --------   --------  --------  -------   -------  -------  -------  -------
   Total Distributions.........    (0.74)    (1.06)     (0.96)     (0.78)    (1.27)   (2.92)    (3.43)   (1.34)   (0.90)   (0.79)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year... $  21.27  $  19.06   $  22.88   $  24.82  $  23.22  $ 27.21   $ 35.50  $ 35.92  $ 36.96  $ 27.81
=============================   ========  ========   ========   ========  ========  ========  ======== ======== ======== ========
Total Return...................    16.18%   (12.19)%    (3.84)%    10.46%     7.09%  (16.20)%    9.43%    0.73%   36.81%   22.82%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $251,575  $200,270   $364,117   $331,166  $238,191  $32,323   $35,637  $35,050  $37,096  $31,316
Ratio of Expenses to Average
 Net Assets (B)................     0.54%     0.55%      0.55%      0.57%     0.59%    0.59%     0.58%    0.58%    0.59%    0.60%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor) (B).....     0.64%     0.57%      0.55%      0.57%     0.59%    0.71%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment
 Income to Average Net Assets..     3.57%     3.67%      3.53%      4.26%     3.91%    3.87%     2.99%    2.50%    2.79%    2.83%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               CONTINENTAL SMALL COMPANY PORTFOLIO
                                 ------------------------------------------------------------
                                     YEAR         YEAR         YEAR         YEAR         YEAR
                                    ENDED        ENDED        ENDED        ENDED        ENDED
                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                     2016         2015         2014         2013         2012
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year........................... $  20.74     $  19.34     $  20.26     $  14.51     $  14.66
                                 --------     --------     --------     --------     --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)...................     0.43         0.43         0.42         0.37         0.39
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..................     0.72         1.38        (0.90)        5.78        (0.17)
                                 --------     --------     --------     --------     --------
   Total from Investment
    Operations..................     1.15         1.81        (0.48)        6.15         0.22
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........    (0.41)       (0.41)       (0.44)       (0.40)       (0.37)
                                 --------     --------     --------     --------     --------
   Total Distributions..........    (0.41)       (0.41)       (0.44)       (0.40)       (0.37)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.... $  21.48     $  20.74     $  19.34     $  20.26     $  14.51
==============================   ========     ========     ========     ========     ========
Total Return....................     5.70%        9.37%       (2.68)%      42.99%        1.85%
--------------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $292,117     $278,024     $168,961     $170,806     $106,316
Ratio of Expenses to Average
 Net Assets.....................     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)     0.59%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...............     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)     0.59%(B)
Ratio of Net Investment Income
 to Average Net Assets..........     2.08%        2.09%        1.97%        2.16%        2.78%
Portfolio Turnover Rate.........      N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------

                                      DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                 -----------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year........................... $     5.27  $     5.63   $     5.48  $     5.67  $     4.90
                                 ----------  ----------   ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)...................       0.20        0.19         0.22        0.22        0.27
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)..................      (0.15)      (0.22)        0.19        0.25        0.75
                                 ----------  ----------   ----------  ----------  ----------
   Total from Investment
    Operations..................       0.05       (0.03)        0.41        0.47        1.02
---------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........      (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
                                 ----------  ----------   ----------  ----------  ----------
   Total Distributions..........      (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Year.... $     5.23  $     5.27   $     5.63  $     5.48  $     5.67
==============================   ==========  ==========   ==========  ==========  ==========
Total Return....................       1.05%      (0.37)%       8.21%       9.24%      22.34%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $4,181,623  $3,540,092   $3,088,376  $2,158,977  $1,531,708
Ratio of Expenses to Average
 Net Assets.....................       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...............       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Net Investment Income
 to Average Net Assets..........       3.71%       3.64%        4.14%       4.07%       5.45%
Portfolio Turnover Rate.........          1%          2%           1%          5%          3%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                    ----------------------------------------------------------------------
                                                         YEAR           YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                         2016           2015           2014           2013           2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $    10.59     $    10.63     $     9.59     $     9.33     $     8.21
                                                    ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.27           0.44           0.31           0.49           0.29
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.23          (0.09)          1.05           0.37           1.07
                                                    ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations................       0.50           0.35           1.36           0.86           1.36
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
  Net Realized Gains...............................         --             --             --             --             --
                                                    ----------     ----------     ----------     ----------     ----------
   Total Distributions.............................      (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.84     $    10.59     $    10.63     $     9.59     $     9.33
=================================================== ==========     ==========     ==========     ==========     ==========
Total Return.......................................       4.87%          3.44%         14.98%          9.74%         17.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $4,888,955     $4,059,916     $3,305,472     $2,082,707     $1,315,547
Ratio of Expenses to Average Net Assets............       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly).........................       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       2.45%          4.16%          3.21%          5.18%          3.38%
Portfolio Turnover Rate............................          2%             1%           N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                              DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                    --------------------------------------------------------------
                                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2016         2015         2014         2013        2012
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     19.44  $     19.55  $     20.17  $     15.16  $    14.85
                                                    -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................        0.44         0.38         0.37         0.37        0.34
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................        0.29         0.22        (0.34)        5.21        0.61
                                                    -----------  -----------  -----------  -----------  ----------
   Total from Investment Operations................        0.73         0.60         0.03         5.58        0.95
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................       (0.58)       (0.37)       (0.35)       (0.36)      (0.36)
  Net Realized Gains...............................       (0.28)       (0.34)       (0.30)       (0.21)      (0.28)
                                                    -----------  -----------  -----------  -----------  ----------
   Total Distributions.............................       (0.86)       (0.71)       (0.65)       (0.57)      (0.64)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     19.31  $     19.44  $     19.55  $     20.17  $    15.16
=================================================== ===========  ===========  ===========  ===========  ==========
Total Return.......................................        4.09%        3.31%        0.13%       37.79%       6.92%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $13,009,729  $12,577,575  $11,684,771  $11,148,899  $8,266,610
Ratio of Expenses to Average Net Assets............        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly).........................        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.38%        1.94%        1.78%        2.16%       2.30%
Portfolio Turnover Rate............................          19%          18%           8%           9%         18%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR         YEAR         YEAR        YEAR       YEAR
                                                               ENDED        ENDED        ENDED       ENDED      ENDED
                                                              OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                                2016         2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    10.76  $    11.26   $    11.75   $     9.33  $   9.34
                                                             ----------  ----------   ----------   ----------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.28        0.28         0.32         0.26      0.27
 Net Gains (Losses) on Securities (Realized and Unrealized).       0.05       (0.41)       (0.43)        2.44      0.14
                                                             ----------  ----------   ----------   ----------  --------
   Total from Investment Operations.........................       0.33       (0.13)       (0.11)        2.70      0.41
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.27)      (0.27)       (0.30)       (0.25)    (0.27)
 Net Realized Gains.........................................      (0.04)      (0.10)       (0.08)       (0.03)    (0.15)
                                                             ----------  ----------   ----------   ----------  --------
   Total Distributions......................................      (0.31)      (0.37)       (0.38)       (0.28)    (0.42)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    10.78  $    10.76   $    11.26   $    11.75  $   9.33
===========================================================  ==========  ==========   ==========   ==========  ========
Total Return................................................       3.21%      (1.14)%      (1.05)%      29.52%     4.90%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $1,856,474  $1,594,914   $1,305,553   $1,090,774  $561,399
Ratio of Expenses to Average Net Assets.....................       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Net Investment Income to Average Net Assets........       2.73%       2.50%        2.64%        2.51%     2.94%
Portfolio Turnover Rate.....................................          4%          8%           8%           2%        5%
-------------------------------------------------------------------------------------------------------------------------

                                                                              WORLD EX U.S. VALUE PORTFOLIO
                                                             -----------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR        YEAR
                                                                ENDED        ENDED        ENDED        ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                 2016         2015         2014         2013        2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $  10.28     $  11.43     $  11.93     $   9.94     $  9.96
                                                             --------     --------     --------     --------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.31         0.30         0.42         0.29        0.29
 Net Gains (Losses) on Securities (Realized and Unrealized).     0.03        (1.18)       (0.50)        2.02       (0.05)
                                                             --------     --------     --------     --------     -------
   Total from Investment Operations.........................     0.34        (0.88)       (0.08)        2.31        0.24
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
 Net Realized Gains.........................................       --           --           --           --          --
                                                             --------     --------     --------     --------     -------
   Total Distributions......................................    (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  10.31     $  10.28     $  11.43     $  11.93     $  9.94
===========================================================  ========     ========     ========     ========     ========
Total Return................................................     3.54%       (7.77)%      (0.81)%      23.61%       2.70%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $188,154     $155,301     $113,951     $117,587     $57,197
Ratio of Expenses to Average Net Assets.....................     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)........     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)
Ratio of Net Investment Income to Average Net Assets........     3.20%        2.69%        3.54%        2.61%       2.97%
Portfolio Turnover Rate.....................................      N/A          N/A          N/A          N/A         N/A
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                  ---------------------------------------
                                                                     PERIOD
                                    YEAR       YEAR      YEAR       NOV. 1,
                                   ENDED      ENDED     ENDED      2012(A) TO
                                  OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                    2016       2015      2014         2013
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.......................... $  11.44  $  12.08   $  12.46   $ 10.00
                                  --------  --------   --------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)....................     0.25      0.23       0.23      0.20
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................     0.55     (0.58)     (0.22)     2.46
                                  --------  --------   --------   -------
   Total from Investment
    Operations...................     0.80     (0.35)      0.01      2.66
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........    (0.20)    (0.26)     (0.24)    (0.20)
 Net Realized Gains..............       --     (0.03)     (0.15)       --
                                  --------  --------   --------   -------
   Total Distributions...........    (0.20)    (0.29)     (0.39)    (0.20)
---------------------------------------------------------------------------------
Net Asset Value, End of Period... $  12.04  $  11.44   $  12.08   $ 12.46
===============================   ========  ========   ========  ==========
Total Return.....................     7.18%    (2.88)%     0.06%    26.90%(D)
---------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average
 Net Assets (B)..................     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)....................     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income
 to Average Net Assets...........     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate..........       28%        1%       N/A       N/A
---------------------------------------------------------------------------------

                                          WORLD EX U.S. CORE EQUITY PORTFOLIO
                                  ---------------------------------------------
                                                                          PERIOD
                                     YEAR         YEAR        YEAR       APRIL 9,
                                    ENDED        ENDED       ENDED      2013(A) TO
                                   OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                     2016         2015        2014         2013
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.......................... $     9.83  $    10.49   $  10.77    $  10.00
                                  ----------  ----------   --------    --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)....................       0.26        0.26       0.28        0.18
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................       0.08       (0.72)     (0.27)       0.77
                                  ----------  ----------   --------    --------
   Total from Investment
    Operations...................       0.34       (0.46)      0.01        0.95
--------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........      (0.24)      (0.20)     (0.28)      (0.18)
 Net Realized Gains..............         --          --      (0.01)         --
                                  ----------  ----------   --------    --------
   Total Distributions...........      (0.24)      (0.20)     (0.29)      (0.18)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period... $     9.93  $     9.83   $  10.49    $  10.77
===============================   ==========  ==========   ========   ==========
Total Return.....................       3.58%      (4.50)%    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................... $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average
 Net Assets (B)..................       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)....................       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income
 to Average Net Assets...........       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate..........          1%          1%       N/A         N/A
--------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        WORLD CORE EQUITY PORTFOLIO
                           -----------------------------------------------
                                                                     PERIOD
                             YEAR       YEAR      YEAR     YEAR     MARCH 7,
                            ENDED      ENDED     ENDED    ENDED    2012(A) TO
                           OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,
                             2016       2015      2014     2013       2012
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  12.94  $  13.33   $ 12.71   $10.24    $10.00
                           --------  --------   -------   ------    ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.27      0.26      0.17     0.23      0.16
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.20     (0.35)     0.87     2.47      0.19
                           --------  --------   -------   ------    ------
   Total from Investment
    Operations............     0.47     (0.09)     1.04     2.70      0.35
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.26)    (0.26)    (0.24)   (0.23)    (0.11)
 Net Realized Gains.......    (0.01)    (0.04)    (0.18)      --        --
                           --------  --------   -------   ------    ------
   Total Distributions....    (0.27)    (0.30)    (0.42)   (0.23)    (0.11)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  13.14  $  12.94   $ 13.33   $12.71    $10.24
========================   ========  ========   ======== ======== ==========
Total Return..............     3.73%    (0.61)%    8.36%   26.77%     3.54%(D)
----------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $370,229  $202,655   $75,707   $1,728    $  191
Ratio of Expenses to
 Average Net Assets (B)...     0.35%     0.35%     0.35%    0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.64%     0.65%     0.97%    5.71%    52.27%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.14%     1.95%     1.27%    2.01%     2.40%(C)(E)
----------------------------------------------------------------------------------

                                 SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                           ------------------------------------------------
                                                                       PERIOD
                             YEAR       YEAR      YEAR      YEAR      NOV. 14,
                            ENDED      ENDED     ENDED     ENDED     2011(A) TO
                           OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                             2016       2015      2014      2013        2012
----------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  13.50  $  14.20   $  13.63  $ 10.87   $ 10.00
                           --------  --------   --------  -------   -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.26      0.27       0.27     0.24      0.22
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.30     (0.34)      0.76     2.65      0.87
                           --------  --------   --------  -------   -------
   Total from Investment
    Operations............     0.56     (0.07)      1.03     2.89      1.09
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.35)    (0.42)     (0.32)   (0.10)    (0.22)
 Net Realized Gains.......    (0.04)    (0.21)     (0.14)   (0.03)       --
                           --------  --------   --------  -------   -------
   Total Distributions....    (0.39)    (0.63)     (0.46)   (0.13)    (0.22)
----------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  13.67  $  13.50   $  14.20  $ 13.63   $ 10.87
========================   ========  ========   ========  ======== ==========
Total Return..............     4.32%    (0.34)%     7.83%   26.86%    11.11%(D)
----------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $289,904  $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to
 Average Net Assets (B)...     0.35%     0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by
 Advisor) (B).............     0.64%     0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.03%     1.93%      1.94%    1.93%     2.13%(C)(E)
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           EMERGING MARKETS PORTFOLIO
                                                          -----------------------------------------------------------
                                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2016         2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................... $    22.17  $    26.64   $    26.97  $    26.06  $    26.68
                                                          ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)........................       0.45        0.49         0.56        0.52        0.55
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...........................................       1.95       (4.54)       (0.20)       1.17        0.37
                                                          ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations......................       2.40       (4.05)        0.36        1.69        0.92
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...................................      (0.45)      (0.42)       (0.53)      (0.50)      (0.50)
 Net Realized Gains......................................         --          --        (0.16)      (0.28)      (1.04)
                                                          ----------  ----------   ----------  ----------  ----------
   Total Distributions...................................      (0.45)      (0.42)       (0.69)      (0.78)      (1.54)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................. $    24.12  $    22.17   $    26.64  $    26.97  $    26.06
========================================================  ==========  ==========   ==========  ==========  ==========
Total Return.............................................      11.01%     (15.24)%       1.33%       6.58%       4.08%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................... $4,915,400  $4,321,530   $4,073,698  $3,655,740  $2,797,177
Ratio of Expenses to Average Net Assets (B)..............       0.56%       0.57%        0.56%       0.57%       0.61%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)...................       0.66%       0.60%        0.56%       0.57%       0.61%
Ratio of Net Investment Income to Average Net Assets.....       2.04%       1.97%        2.11%       1.97%       2.14%
-----------------------------------------------------------------------------------------------------------------------

                                                                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                                          -----------------------------------------------------------
                                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                                            ENDED        ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2016         2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................... $    18.51  $    21.42   $    21.10  $    20.33  $    19.85
                                                          ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)........................       0.45        0.43         0.43        0.40        0.40
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...........................................       2.04       (2.53)        0.62        1.37        0.83
                                                          ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations......................       2.49       (2.10)        1.05        1.77        1.23
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...................................      (0.47)      (0.41)       (0.40)      (0.39)      (0.35)
 Net Realized Gains......................................      (0.14)      (0.40)       (0.33)      (0.61)      (0.40)
                                                          ----------  ----------   ----------  ----------  ----------
   Total Distributions...................................      (0.61)      (0.81)       (0.73)      (1.00)      (0.75)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................. $    20.39  $    18.51   $    21.42  $    21.10  $    20.33
========================================================  ==========  ==========   ==========  ==========  ==========
Total Return.............................................      13.96%      (9.88)%       5.12%       8.92%       6.71%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................... $5,459,509  $4,845,174   $4,860,603  $4,041,863  $2,907,673
Ratio of Expenses to Average Net Assets (B)..............       0.72%       0.73%        0.72%       0.75%       0.82%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)...................       0.92%       0.78%        0.72%       0.75%       0.82%
Ratio of Net Investment Income to Average Net Assets.....       2.43%       2.16%        2.02%       1.91%       2.01%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                        ----------------------------------------------
                                                          YEAR      YEAR      YEAR      YEAR      YEAR
                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                        OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                          2016      2015      2014      2013      2012
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..................... $ 22.18   $ 27.79   $ 29.27   $  28.21  $ 29.02
                                                        -------   -------   -------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)......................    0.46      0.49      0.59       0.47     0.50
 Net Gains (Losses) on Securities (Realized and
   Unrealized).........................................    2.75     (5.61)    (1.10)      1.68    (0.45)
                                                        -------   -------   -------   --------  -------
   Total from Investment Operations....................    3.21     (5.12)    (0.51)      2.15     0.05
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.................................   (0.68)    (0.49)    (0.55)     (0.50)   (0.47)
 Net Realized Gains....................................      --        --     (0.42)     (0.59)   (0.39)
                                                        -------   -------   -------   --------  -------
   Total Distributions.................................   (0.68)    (0.49)    (0.97)     (1.09)   (0.86)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................... $ 24.71   $ 22.18   $ 27.79   $  29.27  $ 28.21
======================================================  ========  ========  ========  ========  ========
Total Return...........................................   14.98%   (18.49)%   (1.75)%     7.75%    0.43%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................... $97,923   $74,076   $99,066   $106,070  $99,111
Ratio of Expenses to Average Net Assets (B)............    0.81%     0.81%     0.80%      0.82%    0.86%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly) (B).......................................    0.91%     0.84%     0.80%      0.82%    0.86%
Ratio of Net Investment Income to Average Net Assets...    2.08%     1.93%     2.09%      1.65%    1.78%
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               -----------------------------------------------------------------
                                                                   YEAR         YEAR          YEAR          YEAR         YEAR
                                                                  ENDED        ENDED         ENDED         ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                                   2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     22.22  $     27.81   $     29.28   $     28.22  $     29.02
                                                               -----------  -----------   -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.51         0.54          0.66          0.55         0.57
 Net Gains (Losses) on Securities (Realized and Unrealized)...        2.77        (5.60)        (1.10)         1.67        (0.44)
                                                               -----------  -----------   -----------   -----------  -----------
   Total from Investment Operations...........................        3.28        (5.06)        (0.44)         2.22         0.13
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.66)       (0.53)        (0.61)        (0.57)       (0.54)
 Net Realized Gains...........................................          --           --         (0.42)        (0.59)       (0.39)
                                                               -----------  -----------   -----------   -----------  -----------
   Total Distributions........................................       (0.66)       (0.53)        (1.03)        (1.16)       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     24.84  $     22.22   $     27.81   $     29.28  $     28.22
=============================================================  ===========  ===========   ===========   ===========  ===========
Total Return..................................................       15.23%      (18.27)%       (1.51)%        8.01%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $16,304,321  $14,834,888   $18,647,276   $19,162,837  $16,589,619
Ratio of Expenses to Average Net Assets (B)...................        0.56%        0.56%         0.55%         0.57%        0.61%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B)...........        0.66%        0.59%         0.55%         0.57%        0.61%
Ratio of Net Investment Income to Average Net Assets..........        2.31%        2.12%         2.35%         1.91%        2.03%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR          YEAR         YEAR        YEAR
                                                                  ENDED        ENDED         ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2016         2015          2014         2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     16.81  $     20.08   $     20.09  $     19.00  $    18.73
                                                               -----------  -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.37         0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and Unrealized)...        1.59        (3.29)        (0.03)        1.07        0.23
                                                               -----------  -----------   -----------  -----------  ----------
   Total from Investment Operations...........................        1.96        (2.90)         0.39         1.46        0.64
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
                                                               -----------  -----------   -----------  -----------  ----------
   Total Distributions........................................       (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     18.40  $     16.81   $     20.08  $     20.09  $    19.00
=============================================================  ===========  ===========   ===========  ===========  ==========
Total Return..................................................       11.87%      (14.49)%        1.89%        7.75%       3.55%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $18,712,966  $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.......................        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)..........        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net Assets..........        2.20%        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.......................................           3%           5%            2%           1%          1%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which thirty-one (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio invests in three portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FEEDER FUNDS                                   MASTER FUNDS                                 AT 10/31/16
------------                                   ------------                                 -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series                  84%
Japanese Small Company Portfolio               The Japanese Small Company Series                16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series            16%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series           2%
Continental Small Company Portfolio            The Continental Small Company Series              7%
Emerging Markets Portfolio                     The Emerging Markets Series                      98%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series            99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund          99%

FUND OF FUNDS
-------------
International Small Company Portfolio          The Continental Small Company Series             92%
                                               The Japanese Small Company Series                84%
                                               The United Kingdom Small Company Series          96%
                                               The Asia Pacific Small Company Series            84%
                                               The Canadian Small Company Series                98%
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio             22%
                                               DFA International Real Estate Securities         40%
                                                 Portfolio
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund          --*
                                               DFA International Small Cap Value Portfolio      --*
                                               The DFA International Value Series                1%
World Core Equity Portfolio                    U.S. Core Equity 1 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio     U.S. Core Equity 2 Portfolio                      1%
                                               International Core Equity Portfolio               1%
                                               Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   Each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2016, DFA International Real Estate Securities Portfolio had significant transfers of securities with a total value of $64,808 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of October 31, 2016, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $3,921, $32,655 and $1,460,813 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

         Enhanced U.S. Large Company Portfolio.................. 0.20%
         U.S. Large Cap Equity Portfolio........................ 0.15%
         U.S. Large Cap Value Portfolio......................... 0.25%
         U.S. Targeted Value Portfolio.......................... 0.35%
         U.S. Small Cap Value Portfolio......................... 0.50%
         U.S. Core Equity 1 Portfolio........................... 0.17%
         U.S. Core Equity 2 Portfolio........................... 0.20%
         U.S. Vector Equity Portfolio........................... 0.30%
         U.S. Small Cap Portfolio............................... 0.35%
         U.S. Micro Cap Portfolio............................... 0.50%
         DFA Real Estate Securities Portfolio................... 0.17%
         Large Cap International Portfolio...................... 0.25%
         International Core Equity Portfolio.................... 0.35%
         International Small Company Portfolio.................. 0.40%
         Japanese Small Company Portfolio....................... 0.50%
         Asia Pacific Small Company Portfolio................... 0.50%
         United Kingdom Small Company Portfolio................. 0.50%
         Continental Small Company Portfolio.................... 0.50%
         DFA International Real Estate Securities Portfolio..... 0.25%
         DFA Global Real Estate Securities Portfolio............ 0.20%
         DFA International Small Cap Value Portfolio............ 0.65%
         International Vector Equity Portfolio.................. 0.45%
         World ex U.S. Value Portfolio.......................... 0.47%
         World ex U.S. Targeted Value Portfolio................. 0.58%
         World ex U.S. Core Equity Portfolio.................... 0.40%
         World Core Equity Portfolio............................ 0.30%
         Selectively Hedged Global Equity Portfolio............. 0.30%
         Emerging Markets Portfolio............................. 0.50%
         Emerging Markets Small Cap Portfolio................... 0.65%
         Emerging Markets Value Portfolio....................... 0.50%
         Emerging Markets Core Equity Portfolio................. 0.55%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                              PREVIOUSLY
                                                                               RECOVERY      WAIVED FEES/
                                                                             OF PREVIOUSLY     EXPENSES
                                                                             WAIVED FEES/       ASSUMED
                                                                EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                 LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------                                 ----------------- ------------- -----------------
U.S. Large Cap Equity Portfolio (1).......................       0.19%           $ 28                --
U.S. Large Cap Value Portfolio (2)........................       0.25%             --                --
U.S. Targeted Value Portfolio (3).........................       0.50%             --                --
U.S. Core Equity 1 Portfolio (1)..........................       0.23%             --                --
U.S. Core Equity 2 Portfolio (1)..........................       0.26%             --                --
U.S. Vector Equity Portfolio (1)..........................       0.36%             --                --
DFA Real Estate Securities Portfolio (1)..................       0.18%              7           $ 1,726
International Core Equity Portfolio (1)...................       0.49%             --                --
International Small Company Portfolio (4).................       0.45%             --                --
Japanese Small Company Portfolio (5)......................       0.47%             --                --
Asia Pacific Small Company Portfolio (5)..................       0.47%             --                --
United Kingdom Small Company Portfolio (5)................       0.47%              1                24
Continental Small Company Portfolio (5)...................       0.47%             --                --
DFA International Real Estate Securities Portfolio (6)....       0.29%             --                --
DFA Global Real Estate Securities Portfolio (7)...........       0.24%             --            19,086
International Vector Equity Portfolio (1).................       0.60%             --                --
World ex U.S. Value Portfolio (8).........................       0.60%             --               923
World ex U.S. Targeted Value Portfolio (9)................       0.80%             --             1,507
World ex U.S. Core Equity Portfolio (10)..................       0.47%            154             1,575
World Core Equity Portfolio (11)..........................       0.35%              9             1,348
Selectively Hedged Global Equity Portfolio (12)...........       0.40%             --             1,702
Emerging Markets Portfolio (2)............................       0.50%             --                --
Emerging Markets Small Cap Portfolio (2)..................       0.65%             --                --
Emerging Markets Value Portfolio (2)......................       0.50%             --                --
Emerging Markets Core Equity Portfolio (1)................       0.85%             --                --
CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (13)........................       0.62%             --                --
CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (13)........................       0.77%             --                --
Emerging Markets Value Portfolio (14).....................       0.96%             --                --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each

Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above. At any time that the Portfolio Expenses of the Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement was within thirty-six months and did not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount then in effect.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, a Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio beared as a shareholder of its Master Fund. At any time that the direct expenses of a Portfolio were less than the Expense Limitation Amount listed above, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery was within thirty-six months and did not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount then in effect.

   (6) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee") to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   Prior to June 27, 2014, the Advisor contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of such class of the Portfolio so that the Portfolio Expenses did not exceed 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

   (12) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (13) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the period prior to July 21, 2015) to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Also, the Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
                                                               ----------
      Enhanced U.S. Large Company Portfolio...................    $  6
      Large Cap International Portfolio.......................     110
      International Core Equity Portfolio.....................     585
      DFA International Real Estate Securities Portfolio......     119
      DFA International Small Cap Value Portfolio.............     296
      International Vector Equity Portfolio...................      19
      World ex U.S. Value Portfolio...........................      (1)*
      World ex U.S. Targeted Value Portfolio..................       4
      World ex U.S. Core Equity Portfolio.....................      26
      Emerging Markets Core Equity Portfolio..................     556

* A credit may be negative as a result of a negative cash balance with the custodian.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio................. $  9
          U.S. Large Cap Equity Portfolio.......................    4
          U.S. Large Cap Value Portfolio........................  381
          U.S. Targeted Value Portfolio.........................  121
          U.S. Small Cap Value Portfolio........................  338
          U.S. Core Equity 1 Portfolio..........................  197
          U.S. Core Equity 2 Portfolio..........................  283
          U.S. Vector Equity Portfolio..........................   82
          U.S. Small Cap Portfolio..............................  201
          U.S. Micro Cap Portfolio..............................  163
          DFA Real Estate Securities Portfolio..................  143
          Large Cap International Portfolio.....................   85
          International Core Equity Portfolio...................  267
          International Small Company Portfolio.................  257
          Japanese Small Company Portfolio......................   10
          Asia Pacific Small Company Portfolio..................    7
          United Kingdom Small Company Portfolio................    1
          Continental Small Company Portfolio...................    6
          DFA International Real Estate Securities Portfolio....   58
          DFA Global Real Estate Securities Portfolio...........   50
          DFA International Small Cap Value Portfolio...........  371
          International Vector Equity Portfolio.................   24
          World ex U.S. Value Portfolio.........................    2
          World ex U.S. Targeted Value Portfolio................    2
          World ex U.S. Core Equity Portfolio...................    6
          World Core Equity Portfolio...........................    1
          Selectively Hedged Global Equity Portfolio............    2
          Emerging Markets Portfolio............................  116
          Emerging Markets Small Cap Portfolio..................   96
          Emerging Markets Value Portfolio......................  490
          Emerging Markets Core Equity Portfolio................  274

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios transactions related to investment securities, other than short-term securities (amounts in thousands):

                                                       U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                       -------------------------- ---------------------------
                                                       PURCHASES      SALES       PURCHASES       SALES
                                                       ---------       --------    ----------    ----------
Enhanced U.S. Large Company Portfolio................. $124,198      $187,445     $  155,588    $   59,010
U.S. Large Cap Equity Portfolio.......................       --            --        230,249        87,431
U.S. Targeted Value Portfolio.........................       --            --      3,296,950     2,119,996
U.S. Small Cap Value Portfolio........................       --            --      3,224,499     2,319,214

                                                       U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                       -------------------------- ---------------------------
                                                       PURCHASES       SALES      PURCHASES       SALES
                                                       ---------       -----       ----------    ----------
U.S. Core Equity 1 Portfolio..........................    --            --        $2,139,073    $  538,773
U.S. Core Equity 2 Portfolio..........................    --            --         2,313,580       714,155
U.S. Vector Equity Portfolio..........................    --            --           591,925       380,583
U.S. Small Cap Portfolio..............................    --            --         3,477,660     1,180,532
U.S. Micro Cap Portfolio..............................    --            --           938,043       829,033
DFA Real Estate Securities Portfolio..................    --            --           657,728       210,391
Large Cap International Portfolio.....................    --            --           742,110       331,612
International Core Equity Portfolio...................    --            --         1,481,725       305,360
DFA International Real Estate Securities Portfolio....    --            --           654,586        24,687
DFA Global Real Estate Securities Portfolio...........    --            --           896,766        84,061
DFA International Small Cap Value Portfolio...........    --            --         2,691,336     2,324,466
International Vector Equity Portfolio.................    --            --           213,086        66,645
World ex U.S. Targeted Value Portfolio................    --            --           109,785        67,591
World ex U.S. Core Equity Portfolio...................    --            --           457,750        19,495
Emerging Markets Core Equity Portfolio................    --            --         2,630,228       521,897

   For the year ended October 31, 2016, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Real Estate
  Securities Portfolio............ $1,448,338 $1,678,314 $271,438  $26,141 $24,916          --
DFA Real Estate Securities
  Portfolio.......................  1,574,619  1,619,318   32,220   48,319  46,973          --
                                   ---------- ---------- --------  ------- -------        ----
Total............................. $3,022,957 $3,297,632 $303,658  $74,460 $71,889          --
                                   ========== ========== ========  ======= =======        ====

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio....................... $   16,637 $   20,452 $  6,095  $ 2,442 $   588        $256
                                   ---------- ---------- --------  ------- -------        ----
Total............................. $   16,637 $   20,452 $  6,095  $ 2,442 $   588        $256
                                   ========== ========== ========  ======= =======        ====

                                                              WORLD CORE EQUITY PORTFOLIO
                                           -----------------------------------------------------------------
                                           BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES            10/31/2015 10/31/2016 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------            ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio..............  $105,442   $189,060  $ 91,959  $10,829  $2,599       $1,313
International Core Equity Portfolio.......    76,621    137,648    67,241    6,540   2,806           --
Emerging Markets Core Equity Portfolio....    20,320     43,388    22,874    3,437     657           --
                                            --------   --------  --------  -------  ------       ------
Total.....................................  $202,383   $370,096  $182,074  $20,806  $6,062       $1,313
                                            ========   ========  ========  =======  ======       ======

                                                      SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                           ----------------------------------------------------------------
                                           BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES            10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------            ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio..............  $110,935   $124,577   $15,341  $2,287  $2,111       $2,164
International Core Equity Portfolio.......    87,007    101,000    17,605   3,707   2,409           --
Emerging Markets Core Equity Portfolio....    36,717     50,601    10,607   1,202     910           --
                                            --------   --------   -------  ------  ------       ------
Total.....................................  $234,659   $276,178   $43,553  $7,196  $5,430       $2,164
                                            ========   ========   =======  ======  ======       ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..................    $    535        $   (100)      $   (435)
U.S. Large Cap Equity Portfolio........................         304             (70)          (234)
U.S. Large Cap Value Portfolio.........................      32,819         (16,948)       (15,871)
U.S. Targeted Value Portfolio..........................      21,874          (4,985)       (16,889)
U.S. Small Cap Value Portfolio.........................      45,432          (7,935)       (37,497)
U.S. Core Equity 1 Portfolio...........................       8,674           3,625        (12,299)
U.S. Core Equity 2 Portfolio...........................      10,013         (10,750)           737
U.S. Vector Equity Portfolio...........................       7,864          (4,641)        (3,223)
U.S. Small Cap Portfolio...............................      24,806          (6,588)       (18,218)
U.S. Micro Cap Portfolio...............................      14,933          (1,172)       (13,761)
DFA Real Estate Securities Portfolio...................     (11,291)         17,695         (6,404)
Large Cap International Portfolio......................     (18,977)            253         18,724
International Core Equity Portfolio....................      12,878         (12,174)          (704)
International Small Company Portfolio..................      22,671          (7,960)       (14,711)
Japanese Small Company Portfolio.......................          --             426           (426)
Asia Pacific Small Company Portfolio...................     (16,317)            181         16,136
United Kingdom Small Company Portfolio.................         331              79           (410)
Continental Small Company Portfolio....................          --              31            (31)
DFA International Real Estate Securities Portfolio.....      (2,046)         (9,291)        11,337
DFA Global Real Estate Securities Portfolio............       3,345          (2,527)          (818)
DFA International Small Cap Value Portfolio............      65,378           2,410        (67,788)
International Vector Equity Portfolio..................       2,360          (1,822)          (538)
World ex U.S. Value Portfolio..........................          --             166           (166)
World ex U.S. Targeted Value Portfolio.................       2,561             (18)        (2,543)
World ex U.S. Core Equity Portfolio....................       1,353          (1,133)          (220)
World Core Equity Portfolio............................          80             (65)           (15)
Selectively Hedged Global Equity Portfolio.............         369             114           (483)
Emerging Markets Portfolio.............................       4,360          (3,397)          (963)
Emerging Markets Small Cap Portfolio...................      13,361           2,519        (15,880)
Emerging Markets Value Portfolio.......................      12,432          22,396        (34,828)
Emerging Markets Core Equity Portfolio.................       5,090          (7,994)         2,904

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- ----------
 Enhanced U.S. Large Company Portfolio
 2015..................................    $ 11,391      $ 16,610    $   28,001
 2016..................................       4,946         9,801        14,747
 U.S. Large Cap Equity Portfolio
 2015..................................       8,398           266         8,664
 2016..................................      14,431            --        14,431
 U.S. Large Cap Value Portfolio
 2015..................................     302,945        86,223       389,168
 2016..................................     357,227       643,970     1,001,197
 U.S. Targeted Value Portfolio
 2015..................................      85,573       237,911       323,484
 2016..................................     104,605       286,529       391,134
 U.S. Small Cap Value Portfolio
 2015..................................     130,190       427,115       557,305
 2016..................................     122,984       487,358       610,342
 U.S. Core Equity 1 Portfolio
 2015..................................     200,298        49,469       249,767
 2016..................................     253,050       160,152       413,202
 U.S. Core Equity 2 Portfolio
 2015..................................     228,075        89,857       317,932
 2016..................................     281,321       296,061       577,382
 U.S. Vector Equity Portfolio
 2015..................................      51,799       109,045       160,844
 2016..................................      59,624       119,588       179,212
 U.S. Small Cap Portfolio
 2015..................................     105,110       268,312       373,422
 2016..................................     135,940       503,185       639,125
 U.S. Micro Cap Portfolio
 2015..................................      39,933       278,651       318,584
 2016..................................      43,406       267,830       311,236
 DFA Real Estate Securities Portfolio
 2015..................................     220,092            --       220,092
 2016..................................     199,996            --       199,996
 Large Cap International Portfolio
 2015..................................      85,101            --        85,101
 2016..................................      92,122            --        92,122
 International Core Equity Portfolio
 2015..................................     367,607            --       367,607
 2016..................................     387,589            --       387,589
 International Small Company Portfolio
 2015..................................     235,604       250,320       485,924
 2016..................................     283,791       207,859       491,650
 Japanese Small Company Portfolio
 2015..................................       7,758            --         7,758
 2016..................................       6,534            --         6,534

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
Asia Pacific Small Company Portfolio
2015...............................................    $ 16,487            --    $ 16,487
2016...............................................       7,760            --       7,760
United Kingdom Small Company Portfolio
2015...............................................       1,068      $  2,151       3,219
2016...............................................       1,389         1,632       3,021
Continental Small Company Portfolio
2015...............................................       4,771            --       4,771
2016...............................................       6,377            --       6,377
DFA International Real Estate Securities Portfolio
2015...............................................     182,724            --     182,724
2016...............................................      60,576            --      60,576
DFA Global Real Estate Securities Portfolio
2015...............................................     124,281            --     124,281
2016...............................................      97,767            --      97,767
DFA International Small Cap Value Portfolio
2015...............................................     224,376       207,080     431,456
2016...............................................     381,199       182,540     563,739
International Vector Equity Portfolio
2015...............................................      38,097        10,950      49,047
2016...............................................      43,651         5,716      49,367
World ex U.S. Value Portfolio
2015...............................................       3,283            --       3,283
2016...............................................       5,358            --       5,358
World ex U.S. Targeted Value Portfolio
2015...............................................       3,902           402       4,304
2016...............................................       4,374            --       4,374
World ex U.S. Core Equity Portfolio
2015...............................................      15,824            --      15,824
2016...............................................      36,005            --      36,005
World Core Equity Portfolio
2015...............................................       2,679           232       2,911
2016...............................................       5,800           132       5,932
Selectively Hedged Global Equity Portfolio
2015...............................................       4,968         1,915       6,883
2016...............................................       6,448           620       7,068
Emerging Markets Portfolio
2015...............................................      73,891            --      73,891
2016...............................................      89,527            --      89,527
Emerging Markets Small Cap Portfolio
2015...............................................     102,968        88,636     191,604
2016...............................................     124,387        36,697     161,084
Emerging Markets Value Portfolio
2015...............................................     351,213            --     351,213
2016...............................................     439,072            --     439,072
Emerging Markets Core Equity Portfolio
2015...............................................     304,141            --     304,141
2016...............................................     349,434            --     349,434

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                        NET INVESTMENT
                                                          INCOME AND
                                                          SHORT-TERM     LONG-TERM
                                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                        -------------- ------------- --------
Enhanced U.S. Large Company Portfolio..................    $   (274)     $   (261)   $   (535)
U.S. Large Cap Equity Portfolio........................        (258)           --        (258)
U.S. Large Cap Value Portfolio.........................     (14,344)      (18,475)    (32,819)
U.S. Targeted Value Portfolio..........................      (5,900)      (15,974)    (21,874)
U.S. Small Cap Value Portfolio.........................      (7,917)      (37,500)    (45,417)
U.S. Core Equity 1 Portfolio...........................      (6,342)       (1,746)     (8,088)
U.S. Core Equity 2 Portfolio...........................      (6,490)       (2,811)     (9,301)
U.S. Vector Equity Portfolio...........................      (2,769)       (5,072)     (7,841)
U.S. Small Cap Portfolio...............................      (7,237)      (17,565)    (24,802)
U.S. Micro Cap Portfolio...............................      (2,066)      (12,862)    (14,928)
DFA Real Estate Securities Portfolio...................      (2,701)         (750)     (3,451)
Large Cap International Portfolio......................          --            --          --
International Core Equity Portfolio....................     (12,864)           --     (12,864)
International Small Company Portfolio..................     (11,313)      (10,494)    (21,808)
Japanese Small Company Portfolio.......................          --            --          --
Asia Pacific Small Company Portfolio...................          --            --          --
United Kingdom Small Company Portfolio.................        (149)         (182)       (331)
Continental Small Company Portfolio....................          --            --          --
DFA International Real Estate Securities Portfolio.....     (11,400)           --     (11,400)
DFA Global Real Estate Securities Portfolio............      (3,047)         (364)     (3,411)
DFA International Small Cap Value Portfolio............     (15,840)      (19,436)    (35,276)
International Vector Equity Portfolio..................      (2,180)         (179)     (2,359)
World ex U.S. Value Portfolio..........................          --            --          --
World ex U.S. Targeted Value Portfolio.................        (367)           --        (367)
World ex U.S. Core Equity Portfolio....................      (1,353)           --      (1,353)
World Core Equity Portfolio............................         (67)          (14)        (81)
Selectively Hedged Global Equity Portfolio.............        (268)         (101)       (369)
Emerging Markets Portfolio.............................      (4,360)           --      (4,360)
Emerging Markets Small Cap Portfolio...................      (7,272)       (6,089)    (13,361)
Emerging Markets Value Portfolio.......................     (12,432)           --     (12,432)
Emerging Markets Core Equity Portfolio.................     (12,170)           --     (12,170)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                                               TOTAL NET
                                       NET INVESTMENT                                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                         SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                       -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company Portfolio.    $ 2,930       $  4,088            --      $       (5)   $    7,013
U.S. Large Cap Equity Portfolio.......      1,891             --      $(11,064)         54,208        45,035
U.S. Large Cap Value Portfolio........     19,642        446,140            --       4,487,495     4,953,277
U.S. Targeted Value Portfolio.........     17,723        282,315            --         890,310     1,190,348
U.S. Small Cap Value Portfolio........     16,385        533,286            --       2,185,837     2,735,508
U.S. Core Equity 1 Portfolio..........     33,863         71,615            --       3,471,018     3,576,496
U.S. Core Equity 2 Portfolio..........     27,061        122,467            --       4,229,205     4,378,733

                                             UNDISTRIBUTED                                               TOTAL NET
                                             NET INVESTMENT                                            DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------- -------------- -------------
U.S. Vector Equity Portfolio................    $    562      $101,957              --   $   895,232    $   997,751
U.S. Small Cap Portfolio....................      18,404       343,189              --     2,071,208      2,432,801
U.S. Micro Cap Portfolio....................       4,043       255,836              --     1,277,801      1,537,680
DFA Real Estate Securities Portfolio........      39,164        66,384              --     2,060,852      2,166,400
Large Cap International Portfolio...........      16,290            --     $  (209,528)      208,151         14,913
International Core Equity Portfolio.........      87,644            --        (362,544)      428,070        153,170
International Small Company Portfolio.......      81,583       251,071              --       647,525        980,179
Japanese Small Company Portfolio............       9,316            --         (31,648)       61,150         38,818
Asia Pacific Small Company Portfolio........       8,100            --         (21,813)      (16,408)       (30,121)
United Kingdom Small Company Portfolio......         433         1,684              --         1,926          4,043
Continental Small Company Portfolio.........         705            --         (10,132)       37,037         27,610
DFA International Real Estate Securities
  Portfolio.................................     298,685            --        (201,001)     (356,853)      (259,169)
DFA Global Real Estate Securities Portfolio.      63,339        13,527              --       657,422        734,288
DFA International Small Cap Value Portfolio.      97,358       410,184              --       916,807      1,424,349
International Vector Equity Portfolio.......      11,116         4,040              --        85,341        100,497
World ex U.S. Value Portfolio...............         986            --          (2,709)       (1,298)        (3,021)
World ex U.S. Targeted Value Portfolio......       1,024            --          (8,263)       27,665         20,426
World ex U.S. Core Equity Portfolio.........       7,807            --         (12,063)      (12,467)       (16,723)
World Core Equity Portfolio.................         273         1,231              --        (1,033)           471
Selectively Hedged Global Equity Portfolio..       5,104         2,369              --        11,613         19,086
Emerging Markets Portfolio..................      23,714            --        (220,310)      958,300        761,704
Emerging Markets Small Cap Portfolio........      65,038       117,097              --       135,765        317,900
Emerging Markets Value Portfolio............      72,788            --      (1,056,563)   (1,226,944)    (2,210,719)
Emerging Markets Core Equity Portfolio......      67,932            --        (803,339)      809,224         73,817

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 EXPIRES ON OCTOBER 31,
                                       -------------------------------------------
                                         2017    2018    2019   UNLIMITED  TOTAL
                                       -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.       --      --      --       --        --
U.S. Large Cap Equity Portfolio.......       --      --      -- $ 11,064  $ 11,064
U.S. Large Cap Value Portfolio........       --      --      --       --        --
U.S. Targeted Value Portfolio.........       --      --      --       --        --
U.S. Small Cap Value Portfolio........       --      --      --       --        --
U.S. Core Equity 1 Portfolio..........       --      --      --       --        --
U.S. Core Equity 2 Portfolio..........       --      --      --       --        --
U.S. Vector Equity Portfolio..........       --      --      --       --        --
U.S. Small Cap Portfolio..............       --      --      --       --        --
U.S. Micro Cap Portfolio..............       --      --      --       --        --
DFA Real Estate Securities Portfolio..       --      --      --       --        --
Large Cap International Portfolio..... $135,392 $14,311 $12,549   47,275   209,527
International Core Equity Portfolio...   53,176      --      --  309,368   362,544
International Small Company Portfolio.       --      --      --       --        --
Japanese Small Company Portfolio......   13,897  12,208   5,543       --    31,648
Asia Pacific Small Company Portfolio..    8,261      --      --   13,552    21,813

                                                               EXPIRES ON OCTOBER 31,
                                                    ---------------------------------------------
                                                     2017    2018    2019   UNLIMITED    TOTAL
                                                    ------- ------- ------- ---------- ----------
United Kingdom Small Company Portfolio.............      --      --      --         --         --
Continental Small Company Portfolio................ $ 4,880 $ 5,252      --         -- $   10,132
DFA International Real Estate Securities Portfolio.  34,576  38,689 $69,466 $   58,270    201,001
DFA Global Real Estate Securities Portfolio........      --      --      --         --         --
DFA International Small Cap Value Portfolio........      --      --      --         --         --
International Vector Equity Portfolio..............      --      --      --         --         --
World ex U.S. Value Portfolio......................      --      --     345      2,363      2,708
World ex U.S. Targeted Value Portfolio.............      --      --      --      8,263      8,263
World ex U.S. Core Equity Portfolio................      --      --      --     12,063     12,063
World Core Equity Portfolio........................      --      --      --         --         --
Selectively Hedged Global Equity Portfolio.........      --      --      --         --         --
Emerging Markets Portfolio.........................      --      --      --    220,310    220,310
Emerging Markets Small Cap Portfolio...............      --      --      --         --         --
Emerging Markets Value Portfolio...................      --      --      --  1,056,563  1,056,563
Emerging Markets Core Equity Portfolio.............  26,444      --      --    776,895    803,339

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA International Real Estate Securities Portfolio  $ 1,010
          DFA Real Estate Securities Portfolio                 10,635
          Large Cap International Portfolio                    40,352
          Japanese Small Company Portfolio                     19,964
          Continental Small Company Portfolio                   6,882
          World ex U.S. Targeted Value Portfolio                6,624

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET UNREALIZED
                                                       FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                          COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                       ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio................. $   234,200  $      197  $      (189)   $        8
U.S. Large Cap Equity Portfolio.......................     843,248      90,541      (36,333)       54,208
U.S. Large Cap Value Portfolio........................  13,161,883   4,484,386           --     4,484,386
U.S. Targeted Value Portfolio.........................   8,412,868   1,592,535     (702,225)      890,310
U.S. Small Cap Value Portfolio........................  12,191,562   3,315,985   (1,130,148)    2,185,837
U.S. Core Equity 1 Portfolio..........................  12,905,940   4,024,119     (553,100)    3,471,019
U.S. Core Equity 2 Portfolio..........................  14,483,954   4,994,488     (765,283)    4,229,205
U.S. Vector Equity Portfolio..........................   3,438,827   1,166,324     (271,092)      895,232
U.S. Small Cap Portfolio..............................  13,478,533   2,986,935     (915,727)    2,071,208
U.S. Micro Cap Portfolio..............................   4,615,954   1,707,552     (429,751)    1,277,801
DFA Real Estate Securities Portfolio..................   5,697,975   2,172,707     (148,032)    2,024,675
Large Cap International Portfolio.....................   3,472,803     591,185     (382,705)      208,480
International Core Equity Portfolio...................  17,544,279   2,624,727   (2,195,128)      429,599
International Small Company Portfolio.................   9,645,400     901,692     (253,084)      648,608
Japanese Small Company Portfolio......................     448,349      61,306           --        61,306
Asia Pacific Small Company Portfolio..................     268,083          --      (16,408)      (16,408)
United Kingdom Small Company Portfolio................      30,445       1,924           --         1,924
Continental Small Company Portfolio...................     255,325      36,924           --        36,924
DFA International Real Estate Securities Portfolio....   4,624,639          --     (356,569)     (356,569)
DFA Global Real Estate Securities Portfolio...........   4,267,424     705,578      (48,158)      657,420
DFA International Small Cap Value Portfolio...........  12,839,126   2,621,586   (1,702,633)      918,953

                                                                                             NET UNREALIZED
                                                       FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                          COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                                       ----------- ------------ ------------ --------------
International Vector Equity Portfolio................. $ 1,906,637  $  315,636  $  (230,103)  $    85,533
World ex U.S. Value Portfolio.........................     188,993          --         (782)         (782)
World ex U.S. Targeted Value Portfolio................     272,787      37,221      (23,531)       13,690
World ex U.S. Core Equity Portfolio...................   1,759,314     159,516     (171,862)      (12,346)
World Core Equity Portfolio...........................     371,264       1,948       (2,980)       (1,032)
Selectively Hedged Global Equity Portfolio............     264,617      11,776         (215)       11,561
Emerging Markets Portfolio............................   3,956,360     957,968           --       957,968
Emerging Markets Small Cap Portfolio..................   5,326,498     135,936           --       135,936
Emerging Markets Value Portfolio......................  17,713,863          --   (1,227,510)   (1,227,510)
Emerging Markets Core Equity Portfolio................  18,713,368   3,479,196   (2,670,118)      809,078

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                 YEAR                  YEAR
                                                 ENDED                 ENDED
                                               OCT. 31,              OCT. 31,
                                                 2016                  2015
                                         --------------------  --------------------
                                            AMOUNT     SHARES     AMOUNT     SHARES
                                         -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
  Shares Issued......................... $    10,885      541  $    32,126    1,408
  Shares Issued in Lieu of Cash
   Distributions........................       2,087      104        1,658       78
  Shares Redeemed.......................     (16,510)    (828)      (7,954)    (357)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1
  Shares................................ $    (3,538)    (183) $    25,830    1,129
                                         ===========  =======  ===========  =======
Class R2 Shares
  Shares Issued......................... $    55,695    2,692  $    91,125    4,038
  Shares Issued in Lieu of Cash
   Distributions........................       7,874      394        4,855      231
  Shares Redeemed.......................     (48,930)  (2,390)     (35,030)  (1,563)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2
  Shares................................ $    14,639      696  $    60,950    2,706
                                         ===========  =======  ===========  =======
Institutional Class Shares
  Shares Issued......................... $ 1,922,986   96,220  $ 2,738,417  122,334
  Shares Issued in Lieu of Cash
   Distributions........................     353,719   17,629      299,961   14,250
  Shares Redeemed.......................  (1,368,182) (67,152)  (1,098,528) (49,444)
                                         -----------  -------  -----------  -------
Net Increase (Decrease) --
  Institutional Class Shares............ $   908,523   46,697  $ 1,939,850   87,140
                                         ===========  =======  ===========  =======


                                                  YEAR                   YEAR
                                                 ENDED                  ENDED
                                                OCT. 31,               OCT. 31,
                                                  2016                   2015
                                         ---------------------  ---------------------
                                            AMOUNT     SHARES      AMOUNT     SHARES
                                         -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
  Shares Issued......................... $    26,972     1,227  $    30,224     1,180
  Shares Issued in Lieu of Cash
   Distributions........................       2,365       110        1,822        79
  Shares Redeemed.......................     (15,075)     (714)     (36,071)   (1,484)
                                         -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2
  Shares................................ $    14,262       623  $    (4,025)     (225)
                                         ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued......................... $ 2,794,365   131,949  $ 3,605,561   146,249
  Shares Issued in Lieu of Cash
   Distributions........................     413,784    19,201      330,322    14,260
  Shares Redeemed.......................  (3,524,430) (162,649)  (4,083,777) (163,185)
                                         -----------  --------  -----------  --------
Net Increase (Decrease) --
  Institutional Class Shares............ $  (316,281)  (11,499) $  (147,894)   (2,676)
                                         ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio, International Equity Portfolios and Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Enhanced U.S. Large Company Portfolio may also enter into forward currency contracts to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                                           UNREALIZED
                                                                                VALUE AT     FOREIGN
SETTLEMENT  CURRENCY                                                 CONTRACT  OCTOBER 31,  EXCHANGE
   DATE     AMOUNT*        CURRENCY             COUNTERPARTY          AMOUNT      2016     GAIN (LOSS)
---------- ----------  ----------------- --------------------------- --------  ----------- -----------
 11/04/16      (8,024) Canadian Dollar   Bank of America Corp.       $ (6,085)  $ (5,983)     $102
 12/01/16     (12,226) Denmark Krone     Citibank, N.A.                (1,787)    (1,807)      (20)
 11/02/16      21,610  Euro              Citibank, N.A.                23,649     23,722        73
 11/02/16     (21,610) Euro              JP Morgan                    (24,311)   (23,723)      588
 12/05/16     (21,951) Euro              Citibank, N.A.               (24,055)   (24,130)      (75)
 11/30/16     (69,716) Hong Kong Dollar  ANZ Securities                (8,989)    (8,990)       (1)
 12/01/16  (2,314,926) Japanese Yen      Citibank, N.A.               (22,115)   (22,095)       20
 11/22/16     (23,113) Swedish Krona     Citibank, N.A.                (2,625)    (2,561)       64
 11/29/16      (5,768) Swiss Franc       State Street Bank and Trust   (5,817)    (5,837)      (20)
 11/22/16     (11,511) UK Pound Sterling State Street Bank and Trust  (14,013)   (14,095)      (82)
                                                                     --------   --------      ----
                                                                     $(86,148)  $(85,499)     $649
                                                                     ========   ========      ====

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio...... S&P 500 Emini Index(R)   12/16/16    2,258   $239,359    $252         --
                                                                       --------    ----         --
                                                                       $239,359    $252         --
                                                                       ========    ====         ==

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     760    $80,564    $(2,039)    $3,420
                                                                  -------    -------     ------
                                                                  $80,564    $(2,039)    $3,420
                                                                  =======    =======     ======

                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                           DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)   12/16/16    2,738   $290,242   $(3,946)   $12,321
                                                                   --------   -------    -------
                                                                   $290,242   $(3,946)   $12,321
                                                                   ========   =======    =======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 1
  Portfolio........ S&P 500 Emini Index(R)   12/16/16    1,120   $118,726   $(3,224)    $5,040
                                                                 --------   -------     ------
                                                                 $118,726   $(3,224)    $5,040
                                                                 ========   =======     ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)   12/16/16    1,260   $133,566   $(3,630)    $5,670
                                                                 --------   -------     ------
                                                                 $133,566   $(3,630)    $5,670
                                                                 ========   =======     ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Vector Equity
  Portfolio........ S&P 500 Emini Index(R)   12/16/16     290    $30,741     $(835)     $1,305
                                                                 -------     -----      ------
                                                                 $30,741     $(835)     $1,305
                                                                 =======     =====      ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap
  Portfolio......... Russell 2000 Index(R)    12/16/16     552    $ 65,649   $(3,300)    $3,028
U.S. Small Cap
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     588      62,331      (990)     2,875
                                                                  --------   -------     ------
                                                                  $127,980   $(4,290)    $5,903
                                                                  ========   =======     ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Micro Cap
  Portfolio......... Russell 2000 Index(R)    12/16/16     196    $23,310    $(1,224)    $1,055
U.S. Micro Cap
  Portfolio......... S&P 500 Emini Index(R)   12/16/16     345     36,572       (438)     1,654
                                                                  -------    -------     ------
                                                                  $59,882    $(1,662)    $2,709
                                                                  =======    =======     ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                 DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                            ----------------------- ---------- --------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)   12/16/16     536    $56,819    $(1,518)    $2,412
                                                                         -------    -------     ------
                                                                         $56,819    $(1,518)    $2,412
                                                                         =======    =======     ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ------------------------ ---------- --------- -------- ----------- ----------
Large Cap International
  Portfolio............. MINI MSCI EAFE Index(R)   12/16/16     190    $15,824     $(579)     $  735
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)    12/16/16     150     15,901      (291)        738
                                                                       -------     -----      ------
                                                                       $31,725     $(870)     $1,473
                                                                       =======     =====      ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)   12/16/16    1,340   $142,047   $(2,948)    $6,030
                                                                        --------   -------     ------
                                                                        $142,047   $(2,948)    $6,030
                                                                        ========   =======     ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                  DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             -------------------    ---------- --------- -------- ----------- ----------
International Small Company
  Portfolio................. Russell 2000 Index(R)   12/16/16     270    $32,111    $(1,548)    $1,450
International Small Company
  Portfolio................. S&P 500 Emini Index(R)  12/16/16     505     53,533     (1,240)     2,416
                                                                         -------    -------     ------
                                                                         $85,644    $(2,788)    $3,866
                                                                         =======    =======     ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                        ----------------------- ---------- --------- -------- ----------- ----------
DFA International Real
  Estate Securities
  Portfolio............ S&P 500 Emini Index(R)   12/16/16     275    $29,151     $(304)     $1,238
                                                                     -------     -----      ------
                                                                     $29,151     $(304)     $1,238
                                                                     =======     =====      ======

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Small
  Cap Value Portfolio... Russell 2000 Index(R)    12/16/16      100   $ 11,893   $  (621)    $  513
DFA International Small
  Cap Value Portfolio... S&P 500 Emini Index(R)   12/16/16    1,125    119,256    (2,837)     5,140
                                                                      --------   -------     ------
                                                                      $131,149   $(3,458)    $5,653
                                                                      ========   =======     ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   12/16/16     127    $13,463     $(348)      $572
                                                                        -------     -----       ----
                                                                        $13,463     $(348)      $572
                                                                        =======     =====       ====

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ----------------------- ---------- --------- -------- ----------- ----------
Emerging Markets Core  MINI MSCI Emerging
  Equity Portfolio....   Markets Index(R)       12/16/16      650   $ 29,364   $  (206)    $1,256
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)   12/16/16    1,238    131,234    (3,241)     5,615
                                                                    --------   -------     ------
                                                                    $160,598   $(3,447)    $6,871
                                                                    ========   =======     ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY
                                                         CONTRACTS FUTURES
    Enhanced U.S. Large Company Portfolio...............       --  $206,092
    U.S. Targeted Value Portfolio.......................       --    54,741
    U.S. Small Cap Value Portfolio......................       --   204,770
    U.S. Core Equity 1 Portfolio........................       --    83,185
    U.S. Core Equity 2 Portfolio........................       --    93,600
    U.S. Vector Equity Portfolio........................       --    21,552
    U.S. Small Cap Portfolio............................       --    94,517
    U.S. Micro Cap Portfolio............................       --    40,166
    DFA Real Estate Securities Portfolio................       --    42,383
    Large Cap International Portfolio *................. $  1,268    19,922
    International Core Equity Portfolio *...............      695   104,335
    International Small Company Portfolio...............       --    69,319
    DFA International Real Estate Securities Portfolio*.      349    26,287
    DFA International Small Cap Value Portfolio *.......      914   115,375
    International Vector Equity Portfolio *.............      211        --
    World ex U.S. Targeted Value Portfolio *............        7        --
    World ex U.S. Core Equity Portfolio *...............      174        --
    Selectively Hedged Global Equity Portfolio..........  106,282    12,902
    Emerging Markets Core Equity Portfolio *............      606   122,171

* The Portfolio had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                          ------------------------------------
                                            TOTAL VALUE     FOREIGN
                                                 AT        EXCHANGE    EQUITY
                                          OCTOBER 31, 2016 CONTRACTS CONTRACTS*
                                          ---------------- --------- ----------
Enhanced U.S. Large Company Portfolio....     $   252           --    $   252
Selectively Hedged Global Equity
  Portfolio..............................         847        $ 847         --

                                               LIABILITY DERIVATIVES VALUE
                                          ------------------------------------
                                            TOTAL VALUE     FOREIGN
                                                 AT        EXCHANGE    EQUITY
                                          OCTOBER 31, 2016 CONTRACTS CONTRACTS*
                                          ---------------- --------- ----------
U.S. Targeted Value Portfolio............     $(2,039)          --    $(2,039)
U.S. Small Cap Value Portfolio...........      (3,946)          --     (3,946)
U.S. Core Equity 1 Portfolio.............      (3,224)          --     (3,224)
U.S. Core Equity 2 Portfolio.............      (3,630)          --     (3,630)
U.S. Vector Equity Portfolio.............        (835)          --       (835)
U.S. Small Cap Portfolio.................      (4,290)          --     (4,290)
U.S. Micro Cap Portfolio.................      (1,662)          --     (1,662)
DFA Real Estate Securities Portfolio.....      (1,518)          --     (1,518)
Large Cap International Portfolio........        (870)          --       (870)
International Core Equity Portfolio......      (2,948)          --     (2,948)
International Small Company Portfolio....      (2,788)          --     (2,788)
DFA International Real Estate Securities
  Portfolio..............................        (304)          --       (304)
DFA International Small Cap Value
  Portfolio..............................      (3,458)          --     (3,458)
Selectively Hedged Global Equity
  Portfolio..............................        (546)       $(198)      (348)
Emerging Markets Core Equity Portfolio...      (3,447)          --     (3,447)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                          REALIZED GAIN (LOSS) ON
                                                DERIVATIVES
                                        ---------------------------
                                                 FOREIGN
                                                EXCHANGE   EQUITY
                                         TOTAL  CONTRACTS CONTRACTS
                                        ------- --------- ---------
            Enhanced U.S. Large
              Company Portfolio........ $ 7,848    --      $ 7,848
            U.S. Large Cap Value
              Portfolio................  17,635    --       17,635
            U.S. Targeted Value
              Portfolio................   6,695    --        6,695
            U.S. Small Cap Value
              Portfolio................  42,945    --       42,945
            U.S. Core Equity 1
              Portfolio................  14,545    --       14,545

                                                 REALIZED GAIN (LOSS) ON
                                                       DERIVATIVES
                                               ---------------------------
                                                           FOREIGN
                                                          EXCHANGE   EQUITY
                                                TOTAL     CONTRACTS CONTRACTS
                                               -------    --------- ---------
     U.S. Core Equity 2 Portfolio............. $16,424        --     $16,424
     U.S. Vector Equity Portfolio.............   3,911        --       3,911
     U.S. Small Cap Portfolio.................  18,220        --      18,220
     U.S. Micro Cap Portfolio.................   4,507        --       4,507
     DFA Real Estate Securities Portfolio.....   6,786        --       6,786
     Large Cap International Portfolio........   2,586      $ (1)      2,587
     International Core Equity Portfolio......  19,272        (3)     19,275
     International Small Company Portfolio....  17,796        --      17,796
     Continental Small Company Portfolio......      50        --          50
     DFA International Real Estate Securities
       Portfolio..............................   4,480        48       4,432
     DFA Global Real Estate Securities
       Portfolio..............................     757        --         757
     DFA International Small Cap Value
       Portfolio..............................  29,244        27      29,217
     International Vector Equity Portfolio....     138       (44)        182
     World ex U.S. Value Portfolio............     112        --         112
     World ex U.S. Targeted Value Portfolio...       8         8          --
     World ex U.S. Core Equity Portfolio......    (629)       --        (629)
     Selectively Hedged Global Equity
       Portfolio..............................   2,131       371       1,760
     Emerging Markets Portfolio...............   5,655        --       5,655
     Emerging Markets Small Cap Portfolio.....   4,016        --       4,016
     Emerging Markets Value Portfolio.........  11,373        --      11,373
     Emerging Markets Core Equity Portfolio...  30,116        --      30,116

                                                   CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION) ON
                                                       DERIVATIVES
                                               ---------------------------
                                                           FOREIGN
                                                          EXCHANGE   EQUITY
                                                TOTAL     CONTRACTS CONTRACTS
                                               -------    --------- ---------
     Enhanced U.S. Large Company Portfolio.... $  (557)       --     $  (557)
     U.S. Large Cap Value Portfolio...........  (3,292)       --      (3,292)
     U.S. Targeted Value Portfolio............  (2,039)       --      (2,039)
     U.S. Small Cap Value Portfolio...........  (3,946)       --      (3,946)
     U.S. Core Equity 1 Portfolio.............  (3,224)       --      (3,224)
     U.S. Core Equity 2 Portfolio.............  (3,630)       --      (3,630)
     U.S. Vector Equity Portfolio.............    (835)       --        (835)
     U.S. Small Cap Portfolio.................  (4,290)       --      (4,290)
     U.S. Micro Cap Portfolio.................  (1,662)       --      (1,662)
     DFA Real Estate Securities Portfolio.....  (1,518)       --      (1,518)
     Large Cap International Portfolio........    (870)       --        (870)
     International Core Equity Portfolio......  (2,948)       --      (2,948)
     International Small Company Portfolio....  (2,771)       --      (2,771)
     Continental Small Company Portfolio......       2        --           2
     DFA International Real Estate Securities
       Portfolio..............................    (304)       --        (304)
     DFA International Small Cap Value
       Portfolio..............................  (3,458)       --      (3,458)
     World ex U.S. Value Portfolio............     (19)       --         (19)
     Selectively Hedged Global Equity
       Portfolio..............................    (559)     $541      (1,100)
     Emerging Markets Portfolio...............    (263)       --        (263)
     Emerging Markets Small Cap Portfolio.....     286        --         286
     Emerging Markets Value Portfolio.........    (391)       --        (391)
     Emerging Markets Core Equity Portfolio...  (3,447)       --      (3,447)

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                 NET                                                   NET
                               AMOUNTS                                               AMOUNTS
                                 OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                               ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                              PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                    GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                  AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                  RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                    ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION          (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------       ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                         ASSETS                                             LIABILITIES
                  ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
Forward Currency
 Contracts.......    $847       $847        $(95)        --      $752     $198        $198        $(95)        --      $103

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                       ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity
  Portfolio...........     1.04%       $ 2,324         29        $ 2       $  8,804
U.S. Targeted Value
  Portfolio...........     1.05%        12,631          5          2         19,633
U.S. Vector Equity
  Portfolio...........     0.87%         1,177          3         --          1,177
Large Cap
  International
  Portfolio...........     1.13%         2,459          3         --          4,761
International Core
  Equity Portfolio....     1.10%        32,535         13         13         55,150
International Small
  Company Portfolio...     1.00%         3,790         13          1         18,387
DFA International
  Small Cap Value
  Portfolio...........     1.04%        31,688          8          7         61,254
International Vector
  Equity Portfolio....     1.12%         3,589         32          4          8,719
World ex U.S. Value
  Portfolio...........     1.08%           313         62          1          3,180
World ex U.S.
  Targeted Value
  Portfolio...........     1.09%         2,620         50          4          7,642
World ex U.S. Core
  Equity Portfolio....     0.94%         2,673         10          1          5,264
World Core Equity
  Portfolio...........     1.08%         1,089         20          1          4,841
Emerging Markets Core
  Equity Portfolio....     0.94%        36,977         28         26        121,214

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain Portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                     --------- -------- --------------------
U.S. Large Cap Equity Portfolio.............. $ 27,570  $ 24,560       $ (2,752)
U.S. Targeted Value Portfolio................  198,462   258,264         33,497
U.S. Small Cap Value Portfolio...............   41,485   529,351         56,512
U.S. Core Equity 1 Portfolio.................  204,530   143,651        (15,380)
U.S. Core Equity 2 Portfolio.................  254,997   140,170          1,373
U.S. Vector Equity Portfolio.................   46,739    54,146         11,343
U.S. Small Cap Portfolio.....................  327,605    83,496         20,824
U.S. Micro Cap Portfolio.....................   94,240   118,943         54,866
DFA Real Estate Securities Portfolio.........    4,311     2,083            423
Large Cap International Portfolio............   53,749    61,512         (1,108)
International Core Equity Portfolio..........  203,108   255,730           (922)
DFA Global Real Estate Securities Portfolio..    1,678        --             --
DFA International Small Cap Value Portfolio..  385,406   444,880         41,282
International Vector Equity Portfolio........   20,229    22,944            (79)
World ex U.S. Targeted Value Portfolio.......    6,070    10,962            545
World ex U.S. Core Equity Portfolio..........   15,173    16,486           (232)
Emerging Markets Core Equity Portfolio.......   14,853    15,515         (1,558)

K. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                    MARKET  UNINVESTED
                                                    VALUE      CASH
                                                   -------- ----------
          U.S. Large Cap Equity Portfolio......... $  9,409       --
          U.S. Targeted Value Portfolio...........  367,153       --
          U.S. Small Cap Value Portfolio..........  194,743       --
          U.S. Core Equity 1 Portfolio............  622,368       --
          U.S. Core Equity 2 Portfolio............  561,339       --
          U.S. Vector Equity Portfolio............  163,776       --
          U.S. Small Cap Portfolio................  232,046       --
          U.S. Micro Cap Portfolio................   83,144       --
          DFA Real Estate Securities Portfolio....  146,276       --
          Large Cap International Portfolio.......    9,368       --
          International Core Equity Portfolio.....   65,844       --
          DFA International Real Estate
            Securities Portfolio..................    5,917       --
          DFA International Small Cap Value
            Portfolio.............................   20,275   $1,382
          International Vector Equity Portfolio...    5,330       --
          World ex U.S. Targeted Value Portfolio..    1,907       --
          World ex U.S. Core Equity Portfolio.....   14,969      110
          Emerging Markets Core Equity............  651,321       --

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the

Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF OCTOBER 31, 2016
                                        ------------------------------------------------------------
                                        OVERNIGHT AND             BETWEEN
                                         CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                        -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........ $   46,037,222    --         --         --    $   46,037,222
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.........................  1,240,541,205    --         --         --     1,240,541,205
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks.........................    461,556,560    --         --         --       461,556,560
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........  1,236,637,558    --         --         --     1,236,637,558
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks.........................  1,040,127,894    --         --         --     1,040,127,884
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks.........................     34,027,679    --         --         --        34,027,679
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.........................      7,145,456    --         --         --         7,145,456
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants........  1,416,230,536    --         --         --     1,416,230,536
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants........  1,865,189,843    --         --         --     1,865,189,843
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks.........................    144,254,351    --         --         --       144,254,351
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks.........................    207,774,454    --         --         --       207,774,454
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks.........................    947,512,927    --         --         --       947,512,927

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF OCTOBER 31, 2016
                                          ------------------------------------------------------------
                                          OVERNIGHT AND             BETWEEN
                                           CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                          -------------- -------- ------------ -------- --------------
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks........................... $  157,926,434    --         --         --    $  157,926,434
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........    509,342,336    --         --         --       509,342,336
U.S. SMALL CAP PORTFOLIO
 Common Stocks, Rights/Warrants..........  2,565,604,574    --         --         --     2,565,604,574
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks...........................  1,802,024,349    --         --         --     1,802,024,349
U.S. MICRO CAP PORTFOLIO
 Common Stocks, Rights/Warrants..........    804,805,059    --         --         --       804,805,059
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks...........................    101,533,454    --         --         --       101,533,454

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2016, the following Portfolio realized net gains (losses) on in-kind redemptions as follows:

              DFA International Small Cap Value Portfolio. 29,398

O. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                             APPROXIMATE
                                                                              PERCENTAGE
                                                                NUMBER OF   OF OUTSTANDING
                                                               SHAREHOLDERS     SHARES
                                                               ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional
  Class Shares................................................      4             76%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.      3             94%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..      3             72%
U.S. Targeted Value Portfolio -- Class R1 Shares..............      4             86%
U.S. Targeted Value Portfolio -- Class R2 Shares..............      7             80%

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             58%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      6             82%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      4             87%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             51%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      5             79%
DFA Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             79%
Large Cap International Portfolio -- Institutional Class Shares.....      3             68%
International Core Equity Portfolio.................................      4             73%
International Small Company Portfolio -- Institutional
  Class Shares......................................................      4             61%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio -- Institutional
  Class Shares......................................................      3             89%
United Kingdom Small Company Portfolio -- Institutional
  Class Shares......................................................      4             92%
Continental Small Company Portfolio -- Institutional
  Class Shares......................................................      4             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             88%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      3             72%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares......................................................      4             68%
International Vector Equity Portfolio -- Institutional
  Class Shares......................................................      4             91%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional
  Class Shares......................................................      3             99%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      3             81%
World Core Equity Portfolio.........................................      5             90%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares......................................................      4             95%
Emerging Markets Portfolio -- Institutional Class Shares............      4             68%
Emerging Markets Small Cap Portfolio -- Institutional
  Class Shares......................................................      3             52%
Emerging Markets Value Portfolio -- Class R2 Shares.................      2             90%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             33%
Emerging Markets Core Equity Portfolio -- Institutional
  Class Shares......................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                              % BREAKDOWN OF DISTRIBUTION SOURCES
                                       -------------------------------------------------
                                          NET      NET REALIZED   NET REALIZED
                                       INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                           INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                         ---------- -------------- -------------- ---------
Enhanced U.S. Large Company Portfolio
   December 16, 2015..................     76%          0%             0%          24%
U.S. Large Cap Equity Portfolio
   December 16, 2015..................     91%          0%             0%           9%
U.S. Large Cap Value Portfolio
   December 16, 2015..................     90%          0%             0%          10%
U.S. Targeted Value Portfolio
   December 16, 2015..................     87%          0%             0%          13%
U.S. Small Cap Value Portfolio
   December 16, 2015..................     57%          0%             0%          43%
   March 30, 2016.....................     36%          0%             0%          64%
   June 29, 2016......................     42%          0%             0%          58%
U.S. Core Equity 1 Portfolio
   December 15, 2015..................     87%          0%             0%          13%
U.S. Core Equity 2 Portfolio
   December 15, 2015..................     89%          0%             0%          11%
U.S. Vector Equity Portfolio
   December 16, 2015..................     88%          0%             0%          12%
U.S. Small Cap Portfolio
   December 16, 2015..................     81%          0%             0%          19%
   March 30, 2016.....................     98%          0%             0%           2%
   June 29, 2016......................     97%          0%             0%           3%
U.S. Micro Cap Portfolio
   December 16, 2015..................     71%          0%             0%          29%
   March 30, 2016.....................     74%          0%             0%          26%
   June 29, 2016......................     72%          0%             0%          28%
Large Cap International Portfolio
   December 15, 2015..................     72%          0%             0%          28%
   June 29, 2016......................     97%          0%             0%           3%
International Core Equity Portfolio
   December 15, 2015..................     65%          0%             0%          35%
   June 29, 2016......................     99%          0%             0%           1%
International Small Company Portfolio
   December 16, 2015..................     38%          0%             0%          62%
   March 30, 2016.....................      9%          0%             0%          91%
   June 29, 2016......................     51%          0%             0%          49%
   September 29, 2016.................     22%          0%             0%          78%
Japanese Small Company Portfolio
   December 16, 2015..................     21%          0%             0%          79%

                                                           % BREAKDOWN OF DISTRIBUTION SOURCES
                                                    ------------------------------------------------
                                                       NET      NET REALIZED   NET REALIZED
                                                    INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                        INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                      ---------- -------------- -------------- ---------
Asia Pacific Small Company Portfolio
   December 16, 2015...............................      8%          0%             0%           92%
United Kingdom Small Company Portfolio
   December 16, 2015...............................     52%          0%             0%           48%
   March 30, 2016..................................     45%          0%             0%           55%
   June 29, 2016...................................     39%          0%             0%           61%
Continental Small Company Portfolio
   December 16, 2015...............................     52%          0%             0%           48%
   March 30, 2016..................................     78%          0%             0%           22%
   June 29, 2016...................................     98%          0%             0%            2%
DFA International Real Estate Securities Portfolio
   December 15, 2015...............................      0%          0%             0%          100%
DFA Global Real Estate Securities Portfolio
   December 16, 2015...............................     98%          0%             0%            2%
DFA International Small Cap Value Portfolio
   December 15, 2015...............................     33%          0%             0%           67%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     37%          0%             0%           63%
   September 29, 2016..............................      0%          0%             0%          100%
International Vector Equity Portfolio
   December 15, 2015...............................     67%          0%             0%           33%
   June 29, 2016...................................     96%          0%             0%            4%
World ex U.S. Value Portfolio
   December 16, 2015...............................     75%          0%             0%           25%
   June 29, 2016...................................     95%          0%             0%            5%
World ex U.S. Targeted Value Portfolio
   December 16, 2015...............................     44%          0%             0%           56%
   June 29, 2016...................................     98%          0%             0%            2%
World ex U.S. Core Equity Portfolio
   December 16, 2015...............................     85%          0%             0%           15%
World Core Equity Portfolio
   March 30, 2016..................................     99%          0%             0%            1%
   June 29, 2016...................................    100%          0%             0%            0%*
Selectively Hedged Global Equity Portfolio
   December 16, 2015...............................     99%          0%             0%            1%
Emerging Markets Portfolio
   December 16, 2015...............................     30%          0%             0%           70%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     75%          0%             0%           25%
Emerging Markets Small Cap Portfolio
   December 16, 2015...............................     35%          0%             0%           65%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................     24%          0%             0%           76%
Emerging Markets Value Portfolio
   December 16, 2015...............................     20%          0%             0%           80%
   March 30, 2016..................................      0%          0%             0%          100%
   June 29, 2016...................................      0%          0%             0%          100%
   September 29, 2016..............................      1%          0%             0%           99%

                                               % BREAKDOWN OF DISTRIBUTION SOURCES
                                        -------------------------------------------------
                                           NET      NET REALIZED   NET REALIZED
                                        INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                            INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                          ---------- -------------- -------------- ---------
Emerging Markets Core Equity Portfolio
   December 15, 2015...................     34%          0%             0%          66%
   March 30, 2016......................      5%          0%             0%          95%
   June 29, 2016.......................     79%          0%             0%          21%

* Amount is less than 1%.

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2016

                                    [CHART]


                DFA Commodity Strategy       Bloomberg Commodity Index
                       Portfolio                   Total Return
                ----------------------       -------------------------
    11/9/2010           $10,000                     $10,000
   11/30/2010             9,480                       9,414
   12/31/2010            10,464                      10,420
    1/31/2011            10,584                      10,525
    2/28/2011            10,804                      10,664
    3/31/2011            11,010                      10,884
    4/30/2011            11,440                      11,261
    5/31/2011            10,889                      10,691
    6/30/2011            10,337                      10,152
    7/31/2011            10,678                      10,452
    8/31/2011            10,788                      10,557
    9/30/2011             9,187                       9,001
   10/31/2011             9,798                       9,597
   11/30/2011             9,538                       9,384
   12/31/2011             9,199                       9,032
    1/31/2012             9,480                       9,256
    2/29/2012             9,752                       9,506
    3/31/2012             9,360                       9,112
    4/30/2012             9,299                       9,074
    5/31/2012             8,494                       8,245
    6/30/2012             8,889                       8,698
    7/31/2012             9,494                       9,261
    8/31/2012             9,676                       9,381
    9/30/2012             9,840                       9,541
   10/31/2012             9,497                       9,171
   11/30/2012             9,547                       9,176
   12/31/2012             9,321                       8,937
    1/31/2013             9,544                       9,151
    2/28/2013             9,169                       8,777
    3/31/2013             9,229                       8,836
    4/30/2013             8,996                       8,590
    5/31/2013             8,763                       8,397
    6/30/2013             8,304                       8,001
    7/31/2013             8,436                       8,110
    8/31/2013             8,730                       8,386
    9/30/2013             8,529                       8,172
   10/31/2013             8,438                       8,051
   11/30/2013             8,397                       7,987
   12/31/2013             8,473                       8,086
    1/31/2014             8,565                       8,110
    2/28/2014             9,156                       8,616
    3/31/2014             9,200                       8,651
    4/30/2014             9,435                       8,862
    5/31/2014             9,200                       8,607
    6/30/2014             9,271                       8,658
    7/31/2014             8,822                       8,227
    8/31/2014             8,750                       8,141
    9/30/2014             8,208                       7,634
   10/31/2014             8,178                       7,573
   11/30/2014             7,789                       7,265
   12/31/2014             7,234                       6,711
    1/31/2015             7,028                       6,486
    2/28/2015             7,203                       6,654
    3/31/2015             6,853                       6,312
    4/30/2015             7,234                       6,674
    5/31/2015             7,028                       6,494
    6/30/2015             7,141                       6,606
    7/31/2015             6,378                       5,904
    8/31/2015             6,306                       5,850
    9/30/2015             6,120                       5,650
   10/31/2015             6,120                       5,625
   11/30/2015             5,686                       5,217
   12/31/2015             5,509                       5,056
    1/31/2016             5,437                       4,971
    2/29/2016             5,364                       4,890
    3/31/2016             5,611                       5,077
    4/30/2016             6,056                       5,509
    5/31/2016             6,046                       5,499
    6/30/2016             6,334                       5,726
    7/31/2016             6,044                       5,433
    8/31/2016             5,930                       5,337               Past performance is not predictive of
    9/30/2016             6,124                       5,505               future performance.
   10/31/2016             6,104                       5,478               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE          SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS       INCEPTION           redemption of fund shares.
         -----------------------------------------------------------      Bloomberg Barclays data provided by
                              -0.26%      -9.03%       -7.93%             Bloomberg.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2016

   During the fiscal year ended October 31, 2016, the Bloomberg Commodity Index Total Return returned -2.62%. Sectors with significant declines included energy, which returned -18.5% and livestock, which returned -21.4%. Among sectors with positive returns, precious metals led at 11.22%, followed by industrial metals at 7.75% and agriculture at 3.26%.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return, the Portfolio's benchmark. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated term premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark, whose returns for the period ranged from -29.22% (Kansas wheat) to 42.08% (sugar). During the period, the average duration of the Portfolio's fixed income securities decreased to 1.72 years from 1.84 years.

   For the 12 months ended October 31, 2016, the total return was -0.26% for the Portfolio and -2.62% for the Bloomberg Commodity Index Total Return. The Portfolio's outperformance relative to the benchmark was attributable to differences in the management of commodity rolls, commodity curve positioning and investment in short-term investment grade fixed income securities during a period of falling interest rates and narrowing credit spreads.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2016
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,007.80    0.33%    $1.67
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.48    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  46.0%
              Government...................................  31.1%
              Foreign Corporate............................  18.9%
              Foreign Government...........................   3.7%
              Supranational................................   0.3%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (64.7%)
AUSTRALIA -- (1.9%)
Australia & New Zealand Banking Group, Ltd.
    1.250%, 06/13/17............................. $ 8,000 $ 8,008,768
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................   5,000   5,006,750
    5.400%, 03/29/17.............................   1,000   1,016,800
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   2,000   2,010,460
    2.300%, 09/06/19.............................   5,100   5,176,627
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,000   5,107,495
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000   3,017,949
    2.250%, 07/30/18.............................   3,200   3,240,125
                                                          -----------
TOTAL AUSTRALIA..................................          32,584,974
                                                          -----------

BELGIUM -- (0.7%)
Anheuser-Busch Cos., LLC
    5.600%, 03/01/17.............................   5,000   5,075,900
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   6,000   6,012,060
                                                          -----------
TOTAL BELGIUM....................................          11,087,960
                                                          -----------

CANADA -- (5.5%)
Bank of Montreal
    2.375%, 01/25/19.............................  15,620  15,870,795
Canadian National Railway Co.
    1.450%, 12/15/16.............................     264     264,137
Ontario, Province of Canada
    1.100%, 10/25/17.............................  10,000  10,004,190
    1.200%, 02/14/18.............................  15,000  15,014,925
Royal Bank of Canada
    1.500%, 01/16/18.............................   6,180   6,190,772
    2.200%, 07/27/18.............................   1,005   1,017,629
    1.800%, 07/30/18.............................   8,492   8,536,150
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   3,992   4,002,251
    6.500%, 07/15/18.............................   1,000   1,080,871
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000  10,006,170
    2.125%, 07/02/19.............................  19,850  20,134,887
                                                          -----------
TOTAL CANADA.....................................          92,122,777
                                                          -----------

DENMARK -- (0.9%)
Nordea Bank AB
    2.375%, 04/04/19.............................  15,000  15,236,640
                                                          -----------

FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000   4,988,750

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (Continued)
    1.750%, 05/21/19............................. $ 1,150 $ 1,162,121
                                                          -----------
TOTAL FINLAND....................................           6,150,871
                                                          -----------

FRANCE -- (2.2%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,193,971
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,951,997
Sanofi
    1.250%, 04/10/18.............................   1,800   1,802,821
Societe Generale SA
    2.750%, 10/12/17.............................   7,000   7,090,230
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................   2,000   2,003,842
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,042,406
    2.100%, 06/19/19.............................  16,220  16,492,739
                                                          -----------
TOTAL FRANCE.....................................          36,578,006
                                                          -----------

GERMANY -- (0.9%)
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................  11,290  11,313,235
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,409,469
                                                          -----------
TOTAL GERMANY....................................          15,722,704
                                                          -----------

IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,529,610
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     300,650
                                                          -----------
TOTAL IRELAND....................................           7,830,260
                                                          -----------

ITALY -- (0.5%)
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,473,978
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500   1,530,269
    3.875%, 01/15/19.............................   2,570   2,644,142
                                                          -----------
TOTAL ITALY......................................           8,648,389
                                                          -----------

JAPAN -- (2.0%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   6,075   6,108,327
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,700,508
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,053,848
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500   3,547,205

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Toyota Motor Credit Corp.
    2.000%, 10/24/18............................. $ 4,149 $ 4,202,107
    1.400%, 05/20/19.............................   9,500   9,481,257
    2.125%, 07/18/19.............................   1,080   1,097,753
                                                          -----------
TOTAL JAPAN......................................          33,191,005
                                                          -----------

NETHERLANDS -- (3.3%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................  10,000  10,031,290
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................   2,800   2,809,456
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................  13,665  13,844,572
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,503,265
Koninklijke Philips NV
    5.750%, 03/11/18.............................   6,725   7,117,948
Mylan, Inc.
    1.350%, 11/29/16.............................   7,038   7,039,386
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,039,828
    2.000%, 11/15/18.............................   3,250   3,290,999
    4.300%, 09/22/19.............................   4,875   5,234,117
                                                          -----------
TOTAL NETHERLANDS................................          55,910,861
                                                          -----------

NORWAY -- (0.4%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   5,052,320
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,045,129
                                                          -----------
TOTAL NORWAY.....................................           6,097,449
                                                          -----------

SPAIN -- (0.7%)
Santander Bank NA
    2.000%, 01/12/18.............................   4,500   4,498,416
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,062,740
    3.192%, 04/27/18.............................   4,800   4,902,638
                                                          -----------
TOTAL SPAIN......................................          11,463,794
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
European Bank for Reconstruction & Development
    0.750%, 09/01/17.............................   5,000   5,008,025
                                                          -----------

SWEDEN -- (1.9%)
Kommuninvest I Sverige AB
    1.625%, 02/13/17.............................   4,500   4,508,127
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  17,000  17,228,565
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   5,000   5,012,335

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
    2.250%, 06/17/19............................. $ 5,000 $ 5,074,325
                                                          -----------
TOTAL SWEDEN.....................................          31,823,352
                                                          -----------

SWITZERLAND -- (1.1%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   4,000   3,998,744
Credit Suisse New York
    1.700%, 04/27/18.............................   7,595   7,590,929
UBS AG
    1.800%, 03/26/18.............................   6,900   6,915,711
                                                          -----------
TOTAL SWITZERLAND................................          18,505,384
                                                          -----------

UNITED KINGDOM -- (2.8%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   6,999,762
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................   5,000   5,000,000
    4.750%, 03/10/19.............................   4,110   4,411,732
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................   1,200   1,200,564
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   3,500   3,510,083
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,093,565
HSBC USA, Inc.
    1.625%, 01/16/18.............................  10,830  10,836,433
Lloyds Bank P.L.C.
    1.750%, 03/16/18.............................   3,015   3,026,490
    1.750%, 05/14/18.............................   5,000   5,021,770
Vodafone Group P.L.C.
    1.625%, 03/20/17.............................   1,000   1,001,380
    1.625%, 03/20/17.............................   3,951   3,956,452
    1.250%, 09/26/17.............................     750     749,309
                                                          -----------
TOTAL UNITED KINGDOM.............................          46,807,540
                                                          -----------

UNITED STATES -- (38.7%)
Abbott Laboratories
    5.125%, 04/01/19............................. $ 2,835   3,078,365
Air Products & Chemicals, Inc.
    1.200%, 10/15/17.............................     700     700,979
American Express Co.
    7.000%, 03/19/18.............................  12,652  13,602,013
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,186,893
Apple, Inc.
    1.000%, 05/03/18.............................   5,000   4,993,395
    1.100%, 08/02/19.............................   4,045   4,017,276
Assurant, Inc.
    2.500%, 03/15/18.............................     203     205,000
AT&T, Inc.
    2.400%, 03/15/17.............................   5,044   5,069,694
    1.400%, 12/01/17.............................   3,400   3,395,934
    2.300%, 03/11/19.............................     575     580,786
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650   5,671,651

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    3.875%, 03/22/17............................. $ 3,600 $ 3,638,408
    2.000%, 01/11/18.............................   1,000   1,005,010
    2.600%, 01/15/19.............................   4,000   4,066,436
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000   1,013,376
BB&T Corp.
    1.450%, 01/12/18.............................   1,250   1,251,665
Becton Dickinson and Co.
    1.750%, 11/08/16.............................   1,500   1,500,225
    1.450%, 05/15/17.............................   2,000   2,004,334
    1.800%, 12/15/17.............................   6,340   6,367,655
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,511,390
    2.100%, 08/14/19.............................   2,800   2,853,654
Boston Scientific Corp.
    2.650%, 10/01/18.............................   1,000   1,019,315
Branch Banking & Trust Co.
    1.000%, 04/03/17.............................   1,000   1,000,255
    2.300%, 10/15/18.............................   2,000   2,030,622
Bristol-Myers Squibb Co.
    0.875%, 08/01/17.............................   1,685   1,682,671
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,742   2,770,149
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,023,380
    1.700%, 03/15/18.............................   5,239   5,255,309
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   6,000   6,109,674
    7.050%, 10/01/18.............................   5,000   5,534,915
CF Industries, Inc.
    6.875%, 05/01/18.............................   6,134   6,472,897
Chevron Corp.
    1.345%, 11/15/17.............................   3,435   3,440,362
    1.718%, 06/24/18.............................   1,425   1,434,743
Cisco Systems, Inc.
    1.400%, 02/28/18.............................  14,958  15,014,332
    2.125%, 03/01/19.............................  10,000  10,169,760
Citigroup, Inc.
    1.350%, 03/10/17.............................   2,000   2,002,680
    2.050%, 12/07/18.............................   7,281   7,321,417
    2.550%, 04/08/19.............................     750     763,546
Comcast Corp.
    5.700%, 05/15/18.............................   4,811   5,129,633
Comerica, Inc.
    2.125%, 05/23/19.............................   4,000   4,026,600
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,984,670
    1.500%, 05/15/18.............................   6,500   6,505,025
Coventry Health Care, Inc.
    5.950%, 03/15/17.............................   3,309   3,366,158

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CSX Corp.
    6.250%, 03/15/18............................. $ 5,731 $ 6,125,430
CVS Health Corp.
    2.250%, 12/05/18.............................   7,000   7,096,523
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,013,894
Dollar General Corp.
    1.875%, 04/15/18.............................   2,334   2,343,884
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,021,822
Eastman Chemical Co.
    2.400%, 06/01/17.............................   1,500   1,510,475
eBay, Inc.
    1.350%, 07/15/17.............................   8,000   8,004,520
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  11,927  12,833,130
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   5,000   4,997,900
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   8,200   8,229,266
    1.305%, 03/06/18.............................  25,430  25,502,882
Fifth Third Bank
    1.450%, 02/28/18.............................   7,000   6,997,620
Ford Motor Credit Co. LLC
    1.500%, 01/17/17.............................   4,500   4,503,497
    5.000%, 05/15/18.............................   1,500   1,570,187
    2.551%, 10/05/18.............................   5,000   5,060,095
General Mills, Inc.
    5.700%, 02/15/17.............................   5,200   5,269,425
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   8,531   8,602,609
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.............................   2,000   2,104,272
    2.900%, 07/19/18.............................   1,000   1,020,280
    7.500%, 02/15/19.............................   4,082   4,589,327
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,543,690
Hershey Co. (The)
    1.600%, 08/21/18.............................   2,300   2,315,741
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,636,993
Intel Corp.
    1.350%, 12/15/17.............................   1,825   1,830,935
International Business Machines Corp.
    1.950%, 02/12/19.............................  27,500  27,886,732
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,041,466
Johnson Controls, Inc.
    2.600%, 12/01/16.............................   3,475   3,479,375
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   7,050   7,093,752

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Kellogg Co.
    1.875%, 11/17/16............................. $ 1,000 $ 1,000,094
    1.750%, 05/17/17.............................   3,000   3,011,580
KeyBank NA
    1.100%, 11/25/16.............................   1,000   1,000,059
    2.350%, 03/08/19.............................   7,000   7,120,967
Kraft Heinz Foods Co.
    2.250%, 06/05/17.............................   4,177   4,199,071
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,015,894
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,039,906
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     680     682,425
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   7,013,531
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,480,728
McDonald's Corp.
    5.800%, 10/15/17.............................     900     939,330
    5.350%, 03/01/18.............................   2,000   2,106,302
    2.100%, 12/07/18.............................   8,000   8,098,712
McKesson Corp.
    1.400%, 03/15/18.............................   6,000   5,988,180
    2.284%, 03/15/19.............................   6,000   6,074,832
MetLife, Inc.
    6.817%, 08/15/18.............................   2,000   2,183,862
    7.717%, 02/15/19.............................   1,389   1,579,381
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,715,102
Morgan Stanley
    4.750%, 03/22/17.............................   2,430   2,464,783
    7.300%, 05/13/19.............................   7,000   7,915,124
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200   6,231,180
NiSource Finance Corp.
    6.800%, 01/15/19.............................   2,000   2,215,794
Nordstrom, Inc.
    6.250%, 01/15/18.............................   5,000   5,281,600
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,150,906
NYSE Euronext
    2.000%, 10/05/17.............................   6,730   6,787,272
ONEOK Partners L.P.
    2.000%, 10/01/17.............................     400     401,310
Oracle Corp.
    1.200%, 10/15/17.............................     855     856,923
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900   1,916,783
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,005,061
    2.100%, 05/15/19.............................  30,877  31,407,343
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,500   6,920,680
    1.875%, 01/15/19.............................   5,000   5,045,245

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Phillips 66
    2.950%, 05/01/17............................. $ 5,000 $ 5,051,055
PNC Bank NA
    1.500%, 02/23/18.............................   3,560   3,568,038
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,587,465
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     542,767
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000   1,001,113
Reynolds American, Inc.
    2.300%, 06/12/18.............................   5,850   5,927,173
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,513,907
Scripps Networks Interactive, Inc.
    2.700%, 12/15/16.............................   5,000   5,010,005
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   3,001,578
    2.450%, 09/01/18.............................   2,700   2,745,222
Stryker Corp.
    1.300%, 04/01/18.............................     600     600,055
#   2.000%, 03/08/19.............................   8,000   8,073,600
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   7,735   7,889,112
Symantec Corp.
    2.750%, 06/15/17.............................   7,278   7,331,719
Target Corp.
    2.300%, 06/26/19.............................  10,000  10,245,050
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   3,000   3,050,106
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,542,309
U.S. Bancorp
    2.200%, 04/25/19.............................   5,000   5,096,770
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................   1,956   1,960,485
    1.625%, 03/15/19.............................   3,000   3,015,039
US Bancorp
    1.650%, 05/15/17.............................       1       1,002
US Bank NA
    1.400%, 04/26/19.............................  10,000   9,981,630
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000   5,187,315
Viacom, Inc.
    3.500%, 04/01/17.............................   1,000   1,009,083
    2.200%, 04/01/19.............................   5,000   5,023,805
Wal-Mart Stores, Inc.
    1.125%, 04/11/18.............................  14,633  14,644,941
Walgreens Boots Alliance, Inc.
    1.750%, 05/30/18.............................   8,000   8,037,680
Walt Disney Co. (The)
    1.500%, 09/17/18                                3,000   3,022,830
Wells Fargo & Co.
    2.625%, 12/15/16.............................   4,000   4,008,528
    1.500%, 01/16/18.............................     700     699,909

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Whirlpool Co.
    1.350%, 03/01/17............................. $ 2,000 $    2,001,830
    1.650%, 11/01/17.............................   7,000      7,018,998
Zoetis, Inc.
    1.875%, 02/01/18.............................   6,564      6,576,754
                                                          --------------
TOTAL UNITED STATES..............................            647,814,807
                                                          --------------
TOTAL BONDS......................................          1,082,584,798
                                                          --------------

AGENCY OBLIGATIONS -- (1.2%)
Federal Home Loan Bank
    2.250%, 09/08/17.............................  10,000     10,133,440
    1.625%, 06/14/19.............................  10,000     10,150,170
                                                          --------------
TOTAL AGENCY OBLIGATIONS.........................             20,283,610
                                                          --------------

U.S. TREASURY OBLIGATIONS -- (28.0%)
U.S. Treasury Notes
    0.875%, 01/15/18.............................  39,000     39,062,478

                                                      FACE
                                                     AMOUNT^       VALUE+
                                                     -------       ------
                                                      (000)
U.S. TREASURY OBLIGATIONS -- (Continued)
^^++  1.375%, 06/30/18............................. $  193,000 $  194,726,385
      0.750%, 02/15/19.............................     38,000     37,858,982
      0.875%, 06/15/19.............................     66,000     65,853,018
      0.875%, 09/15/19.............................    100,000     99,660,200
      1.000%, 09/30/19.............................     32,000     32,009,984
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS....................               469,171,047
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,572,039,455
                                                               --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund...............  8,849,205    102,402,999
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,672,990,275)............................             $1,674,442,454
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -----------  --------------  ------- --------------
Bonds
 Australia......................          --  $   32,584,974    --    $   32,584,974
 Belgium........................          --      11,087,960    --        11,087,960
 Canada.........................          --      92,122,777    --        92,122,777
 Denmark........................          --      15,236,640    --        15,236,640
 Finland........................          --       6,150,871    --         6,150,871
 France.........................          --      36,578,006    --        36,578,006
 Germany........................          --      15,722,704    --        15,722,704
 Ireland........................          --       7,830,260    --         7,830,260
 Italy..........................          --       8,648,389    --         8,648,389
 Japan..........................          --      33,191,005    --        33,191,005
 Netherlands....................          --      55,910,861    --        55,910,861
 Norway.........................          --       6,097,449    --         6,097,449
 Spain..........................          --      11,463,794    --        11,463,794
 Supranational Organization
   Obligations..................          --       5,008,025    --         5,008,025
 Sweden.........................          --      31,823,352    --        31,823,352
 Switzerland....................          --      18,505,384    --        18,505,384
 United Kingdom.................          --      46,807,540    --        46,807,540
 United States..................          --     647,814,807    --       647,814,807
Agency Obligations..............          --      20,283,610    --        20,283,610
U.S. Treasury Obligations.......          --     469,171,047    --       469,171,047
Securities Lending Collateral...          --     102,402,999    --       102,402,999
Swap Agreements**...............          --     (21,558,245)   --       (21,558,245)
Futures Contracts**............. $(1,115,097)             --    --        (1,115,097)
                                 -----------  --------------    --    --------------
TOTAL........................... $(1,115,097) $1,652,884,209    --    $1,651,769,112
                                 ===========  ==============    ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $100,273 of securities on loan).. $  1,572,039
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $102,401)..............................      102,403
Cash.............................................................       41,600
Segregated Cash for Swaps Contracts..............................          340
Receivables:
 Interest........................................................        8,172
 Securities Lending Income.......................................            8
 Fund Shares Sold................................................        1,101
Prepaid Expenses and Other Assets................................           34
                                                                  ------------
     Total Assets................................................    1,725,697
                                                                  ------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned................................      102,401
 Fund Shares Redeemed............................................        1,863
 Due to Advisor..................................................          400
 Futures Margin Variation........................................        1,264
Unrealized Loss on Swap Contracts................................       21,558
Accrued Expenses and Other Liabilities...........................          114
                                                                  ------------
     Total Liabilities...........................................      127,600
                                                                  ------------
NET ASSETS....................................................... $  1,598,097
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................  271,878,312
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       5.88
                                                                  ============
Investments at Cost.............................................. $  1,570,589
                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $  1,586,037
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)..........................................       32,632
Accumulated Net Realized Gain (Loss).............................          658
Net Unrealized Appreciation (Depreciation).......................      (21,230)
                                                                  ------------
NET ASSETS....................................................... $  1,598,097
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  800,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
 Interest............................................................. $ 16,899
 Income from Securities Lending.......................................       59
                                                                       --------
     Total Investment Income..........................................   16,958
                                                                       --------
EXPENSES
 Investment Management Fees...........................................    4,845
 Accounting & Transfer Agent Fees.....................................       77
 Custodian Fees.......................................................       53
 Filing Fees..........................................................      156
 Shareholders' Reports................................................       68
 Directors'/Trustees' Fees & Expenses.................................        9
 Professional Fees....................................................       38
 Other................................................................       35
                                                                       --------
     Total Expenses...................................................    5,281
                                                                       --------
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note D)......................................     (866)
 Fees Paid Indirectly (Note D)........................................      (18)
                                                                       --------
 Net Expenses.........................................................    4,397
                                                                       --------
 NET INVESTMENT INCOME (LOSS).........................................   12,561
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**.......................................      484
   Futures............................................................    5,533
   Swap Contracts.....................................................   22,428
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.........................    1,678
   Futures............................................................        9
   Swap Contracts.....................................................  (20,194)
                                                                       --------
 NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    9,938
                                                                       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 22,499
                                                                       ========

----------
**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 DFA COMMODITY STRATEGY
                                                                        PORTFOLIO
                                                                 ----------------------
                                                                    YEAR        YEAR
                                                                   ENDED       ENDED
                                                                  OCT. 31,    OCT. 31,
                                                                    2016        2015
                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................... $   12,561  $    9,267
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................        484      (8,732)
   Futures......................................................      5,533     (17,337)
   Swap Contracts...............................................     22,428    (339,100)
   Foreign Currency Transactions................................         --       5,799
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................      1,678       4,896
   Futures......................................................          9          84
   Swap Contracts...............................................    (20,194)     11,136
   Translation of Foreign Currency Denominated Amounts..........         --      (1,816)
                                                                 ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................     22,499    (335,803)
                                                                 ----------  ----------
Distributions From:
 Net Investment Income:.........................................
   Institutional Class Shares...................................     (7,538)     (9,071)
 Net Short-Term Gains:..........................................
   Institutional Class Shares...................................         --         (14)
 Net Long-Term Gains:
   Institutional Class Shares...................................       (155)       (889)
                                                                 ----------  ----------
     Total Distributions........................................     (7,693)     (9,974)
                                                                 ----------  ----------
Capital Share Transactions (1):
 Shares Issued..................................................  1,017,341   1,078,341
 Shares Issued in Lieu of Cash Distributions....................      7,499       9,738
 Shares Redeemed................................................   (648,620)   (729,422)
                                                                 ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....    376,220     358,657
                                                                 ----------  ----------
     Total Increase (Decrease) in Net Assets....................    391,026      12,880
NET ASSETS
 Beginning of Year..............................................  1,207,071   1,194,191
                                                                 ----------  ----------
 End of Year.................................................... $1,598,097  $1,207,071
                                                                 ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..................................................    183,938     159,948
 Shares Issued in Lieu of Cash Distributions....................      1,318       1,339
 Shares Redeemed................................................   (116,801)   (107,182)
                                                                 ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed....     68,455      54,105
                                                                 ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)............................... $   32,632  $     (102)

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                DFA COMMODITY STRATEGY PORTFOLIO
                                                  ----------------------------------------------------------
                                                      YEAR         YEAR         YEAR        YEAR       YEAR
                                                     ENDED        ENDED        ENDED       ENDED      ENDED
                                                    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                      2016         2015         2014        2013       2012
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............. $     5.93   $     8.00   $     8.30   $   9.40   $   9.77
                                                  ----------   ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................       0.05         0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)...................................      (0.07)       (2.05)       (0.31)     (1.10)     (0.37)
                                                  ----------   ----------   ----------   --------   --------
   Total from Investment Operations..............      (0.02)       (2.00)       (0.25)     (1.04)     (0.30)
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................      (0.03)       (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains..............................         --        (0.01)       (0.01)     (0.02)     (0.01)
                                                  ----------   ----------   ----------   --------   --------
   Total Distributions...........................      (0.03)       (0.07)       (0.05)     (0.06)     (0.07)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................... $     5.88   $     5.93   $     8.00   $   8.30   $   9.40
================================================  ==========   ==========   ==========   ========   ========
Total Return.....................................      (0.26)%     (25.16)%      (3.08)%   (11.15)%    (3.08)%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............ $1,598,097   $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets..........       0.33%        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)..       0.40%        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets..........................................       0.95%        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate..........................        159%         124%         104%        64%        69%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2016, the Portfolio held a $322,425,722 investment in the Subsidiary, representing 20.18% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the DFA Short Term Investment Fund ("the Money Market Series") and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2016, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2016, approximately $866 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                     FEES PAID
                                                     INDIRECTLY
                                                     ----------
                DFA Commodity Strategy Portfolio....    $18

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                    DFA Commodity Strategy Portfolio.... $14

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolio transactions related to investment securities, other than short-term securities (amounts in thousands):

                                      U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                      -------------------------- ---------------------------
                                      PURCHASES       SALES      PURCHASES       SALES
                                       ----------    ----------  ---------        --------
 DFA Commodity Strategy Portfolio.... $1,198,026    $1,730,299   $830,856       $309,617

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                        INCREASE       INCREASE
                                                       (DECREASE)     (DECREASE)
                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                     --------------- -------------- --------------
DFA Commodity Strategy Portfolio....       $76          $27,711        $(27,787)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2015.............................     $8,966        $1,009     $9,975
     2016.............................      7,540           154      7,694

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                        -------------- ------------- -------
   DFA Commodity Strategy Portfolio....    $(1,657)         --       $(1,657)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                                               TOTAL NET
                        NET INVESTMENT                                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                          SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                        -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy
  Portfolio............    $11,046          --            --           $1,109        $12,155

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                  NET UNREALIZED
                            FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                               COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                            ----------- ------------ ------------ --------------
DFA Commodity Strategy
  Portfolio................ $1,673,921     $1,374       $(852)         $522

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument

(debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2016, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                      EXPIRATION NUMBER OF CONTRACT  UNREALIZED
DESCRIPTION                              DATE    CONTRACTS  AMOUNT   GAIN (LOSS)
-----------                           ---------- --------- --------  -----------
Brent Crude Oil Futures..............  11/30/16     244    $ 11,861    $  (449)
CBT Wheat Futures....................  12/14/16     161       3,351          5
Coffee 'C' Futures...................  12/19/16      57       3,509        227
Copper Futures.......................  12/28/16     164       9,041        190
Corn Futures.........................  12/14/16     468       8,301        306
Cotton No.2 Futures..................  12/07/16      54       1,859          2
Gasoline RBOB Futures................  12/30/16      84       5,000        (77)
Gold 100 oz Futures..................  12/28/16     117      14,895       (393)
KCB Wheat Futures....................  12/14/16      56       1,161        (17)
LME Nickel Futures...................  01/16/17      52       3,267         23
LME Nickel Futures...................  11/14/16      41       2,568        (10)
LME Nickel Futures...................  01/16/17      (1)        (63)         1
LME Nickel Futures...................  11/14/16     (41)     (2,568)        (5)
LME Prime Aluminum Futures...........  01/16/17     144       6,247        252
LME Prime Aluminum Futures...........  11/14/16     111       4,812        282
LME Prime Aluminum Futures...........  01/16/17      (4)       (174)        (6)
LME Prime Aluminum Futures...........  11/14/16    (111)     (4,812)      (243)
LME Zinc Futures.....................  01/16/17      76       4,677        220
LME Zinc Futures.....................  11/14/16      58       3,557        278
LME Zinc Futures.....................  01/16/17      (2)       (123)        (3)
LME Zinc Futures.....................  11/14/16     (58)     (3,557)      (191)
Lean Hogs Futures....................  12/14/16      95       1,822        (82)
Live Cattle Futures..................  12/30/16      73       3,017        (61)
NY Harbor ULSD Futures...............  12/30/16      93       5,943       (185)
Natural Gas Futures..................  12/28/16     415      13,259       (746)
Silver Futures.......................  12/28/16      68       6,051       (362)
Soybean Futures......................  01/13/17     148       7,487        264
Soybean Meal Futures.................  01/13/17     119       3,783        147
Soybean Oil Futures..................  01/13/17     178       3,780        109
Sugar #11 Futures....................  02/28/17     252       6,088        (50)
WTI Crude Futures....................  12/20/16     238      11,295       (541)
                                                           --------    -------
                                                           $135,334    $(1,115)
                                                           ========    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   At October 31, 2016, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                              UNREALIZED
                                   COMMODITY EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY                       EXPOSURE     DATE    CURRENCY  AMOUNT*   (DEPRECIATION)
------------                       --------- ---------- -------- ---------  --------------
Bank of America Corp..............   Index**  01/05/17    USD    $(101,802)    $(1,358)
Bank of America Corp..............   Index**  01/05/17    USD     (192,289)     (2,995)
Citibank, N.A.....................   Index**  01/05/17    USD     (137,464)     (1,835)
Citibank, N.A.....................   Index**  01/05/17    USD     (152,532)     (2,376)
Credit Suisse.....................   Index**  12/05/16    USD     (120,222)     (1,873)
Credit Suisse.....................   Index**  12/05/16    USD     (150,248)     (2,006)
Deutsche Bank AG, London Branch...   Index**  12/05/16    USD     (135,459)     (1,821)
Deutsche Bank AG, London Branch...   Index*   12/05/16    USD     (134,108)     (2,091)

                                                                                UNREALIZED
                                   COMMODITY EXPIRATION            NOTIONAL    APPRECIATION
COUNTERPARTY                       EXPOSURE     DATE    CURRENCY    AMOUNT    (DEPRECIATION)
------------                       --------- ---------- -------- -----------  --------------
UBS AG............................   Index*   02/03/17    USD    $   (99,185)    $ (1,287)
UBS AG............................   Index*   02/03/17    USD       (256,720)      (3,916)
                                                                 -----------     --------
                                                                 $(1,480,029)    $(21,558)
                                                                 ===========     ========

* Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          SWAP
                                                FUTURES CONTRACTS
                                                ------- ----------
              DFA Commodity Strategy Portfolio. $84,060 $1,277,436

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2016:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE                                       LIABILITY DERIVATIVES
 ---------------                                      ------------------------
 Commodity Futures                                    Payables: Futures Margin
   Contracts                                            Variation

 Commodity Swap Contracts                             Unrealized Loss on Swap
                                                        Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                          LIABILITY DERIVATIVES VALUE
                                     -------------------------------------
                                       TOTAL VALUE
                                            AT        COMMODITY    SWAP
                                     OCTOBER 31, 2016 CONTRACTS* CONTRACTS
      -                              ---------------- ---------- ---------
      Dimensional Cayman Commodity
        Fund I, LTD.................     $22,822        $1,264    $21,558

* Includes cumulative appreciation (depreciation) of futures contracts.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2016:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                            REALIZED GAIN (LOSS) ON
                                                  DERIVATIVES
                                         ----------------------------
                                                    COMMODITY   SWAP
                                           TOTAL    CONTRACTS CONTRACTS
                                         --------   --------- ---------
          Dimensional Cayman Commodity
            Fund I, LTD................. $ 27,961    $5,533   $ 22,428

                                             CHANGE IN UNREALIZED
                                         APPRECIATION (DEPRECIATION) ON
                                                  DERIVATIVES
                                         ----------------------------
                                                    COMMODITY   SWAP
                                           TOTAL    CONTRACTS CONTRACTS
                                         --------   --------- ---------
          Dimensional Cayman Commodity
            Fund I, LTD................. $(20,185)   $    9   $(20,194)

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                     AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ---------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- -------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- ------------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......     --         --          --          --       --     $21,558     $21,558       --        $(340)   $21,218

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

J. SECURITIES LENDING:

   As of October 31, 2016, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF OCTOBER 31, 2016
                                   ---------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations. $102,402,999     --         --         --    $102,402,999

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2016

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
  4/30/2008                $10,000                  $10,000
  5/31/2008                 10,000                   10,152
  6/30/2008                  9,006                    9,362
  7/31/2008                  8,752                    9,029
  8/31/2008                  8,381                    8,680
  9/30/2008                  7,404                    7,427
 10/31/2008                  5,537                    5,882
 11/30/2008                  5,194                    5,563
 12/31/2008                  5,594                    5,856
  1/31/2009                  4,819                    5,310
  2/28/2009                  4,220                    4,772
  3/31/2009                  4,686                    5,087
  4/30/2009                  5,539                    5,743
  5/31/2009                  6,361                    6,469
  6/30/2009                  6,268                    6,402
  7/31/2009                  7,007                    7,003
  8/31/2009                  7,404                    7,339
  9/30/2009                  7,789                    7,641
 10/31/2009                  7,467                    7,519
 11/30/2009                  7,685                    7,705
 12/31/2009                  7,769                    7,828
  1/31/2010                  7,316                    7,461
  2/28/2010                  7,340                    7,453
  3/31/2010                  7,920                    7,933
  4/30/2010                  7,781                    7,815
  5/31/2010                  6,874                    6,952
  6/30/2010                  6,751                    6,852
  7/31/2010                  7,584                    7,485
  8/31/2010                  7,209                    7,261
  9/30/2010                  7,990                    7,958
 10/31/2010                  8,259                    8,241
 11/30/2010                  7,836                    7,892
 12/31/2010                  8,567                    8,528
  1/31/2011                  8,931                    8,712
  2/28/2011                  9,224                    9,035
  3/31/2011                  8,966                    8,854
  4/30/2011                  9,443                    9,336
  5/31/2011                  9,097                    9,059
  6/30/2011                  8,968                    8,930
  7/31/2011                  8,679                    8,783
  8/31/2011                  7,744                    8,040
  9/30/2011                  6,896                    7,233
 10/31/2011                  7,555                    7,936
 11/30/2011                  7,306                    7,569
 12/31/2011                  7,106                    7,487
  1/31/2012                  7,579                    7,891
  2/29/2012                  7,974                    8,325
  3/31/2012                  7,907                    8,263
  4/30/2012                  7,622                    8,123
  5/31/2012                  6,676                    7,197
  6/30/2012                  7,146                    7,669
  7/31/2012                  7,112                    7,764
  8/31/2012                  7,407                    7,986
  9/30/2012                  7,665                    8,228
 10/31/2012                  7,759                    8,286
 11/30/2012                  7,877                    8,460
 12/31/2012                  8,263                    8,716
  1/31/2013                  8,646                    9,144
  2/28/2013                  8,382                    9,053
  3/31/2013                  8,408                    9,125
  4/30/2013                  8,817                    9,541
  5/31/2013                  8,707                    9,327
  6/30/2013                  8,400                    8,978
  7/31/2013                  8,968                    9,455
  8/31/2013                  8,902                    9,333
  9/30/2013                  9,570                    9,993
 10/31/2013                  9,901                   10,328
 11/30/2013                  9,931                   10,391
 12/31/2013                 10,149                   10,548
  1/31/2014                  9,775                   10,122
  2/28/2014                 10,328                   10,675
  3/31/2014                 10,249                   10,627
  4/30/2014                 10,420                   10,794
  5/31/2014                 10,529                   10,961
  6/30/2014                 10,661                   11,117
  7/31/2014                 10,419                   10,919
  8/31/2014                 10,419                   10,928
  9/30/2014                  9,956                   10,479
 10/31/2014                  9,782                   10,312
 11/30/2014                  9,787                   10,439
 12/31/2014                  9,412                   10,092
  1/31/2015                  9,348                   10,056
  2/28/2015                 10,014                   10,657
  3/31/2015                  9,801                   10,479
  4/30/2015                 10,334                   10,933
  5/31/2015                 10,334                   10,838
  6/30/2015                 10,032                   10,530
  7/31/2015                  9,934                   10,697
  8/31/2015                  9,191                    9,917
  9/30/2015                  8,557                    9,417
 10/31/2015                  9,216                   10,125
 11/30/2015                  9,091                    9,964
 12/31/2015                  8,798                    9,785
  1/31/2016                  8,107                    9,112
  2/29/2016                  7,843                    8,985
  3/31/2016                  8,438                    9,594
  4/30/2016                  8,841                    9,903
  5/31/2016                  8,675                    9,791
  6/30/2016                  8,356                    9,493
  7/31/2016                  8,727                    9,960
  8/31/2016                  8,958                    9,970                  Past performance is not predictive of
  9/30/2016                  9,063                   10,091                  future performance.
 10/31/2016                  9,176                    9,895                  The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE         SINCE               would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -0.43%      3.96%       -1.01%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
                Portfolio-Institutional Class            (net div.)
                -----------------------------     -----------------------
10/31/2006                $10,000                         $10,000
11/30/2006                 10,327                          10,298
12/31/2006                 10,730                          10,593
 1/31/2007                 10,929                          10,658
 2/28/2007                 10,920                          10,743
 3/31/2007                 11,270                          11,018
 4/30/2007                 11,836                          11,520
 5/31/2007                 12,240                          11,775
 6/30/2007                 12,150                          11,787
 7/31/2007                 11,811                          11,624
 8/31/2007                 11,674                          11,456
 9/30/2007                 12,282                          12,107
10/31/2007                 12,874                          12,633
11/30/2007                 12,092                          12,139
12/31/2007                 11,829                          11,911
 1/31/2008                 10,870                          10,837
 2/29/2008                 10,729                          11,033
 3/31/2008                 10,858                          10,876
 4/30/2008                 11,341                          11,480
 5/31/2008                 11,345                          11,655
 6/30/2008                 10,219                          10,748
 7/31/2008                  9,930                          10,366
 8/31/2008                  9,511                           9,965
 9/30/2008                  8,401                           8,526
10/31/2008                  6,293                           6,753
11/30/2008                  5,907                           6,386
12/31/2008                  6,348                           6,723
 1/31/2009                  5,474                           6,096
 2/28/2009                  4,802                           5,479
 3/31/2009                  5,323                           5,840
 4/30/2009                  6,301                           6,593
 5/31/2009                  7,238                           7,427
 6/30/2009                  7,129                           7,350
 7/31/2009                  7,973                           8,040
 8/31/2009                  8,425                           8,425
 9/30/2009                  8,859                           8,773
10/31/2009                  8,502                           8,632
11/30/2009                  8,750                           8,845
12/31/2009                  8,853                           8,986
 1/31/2010                  8,339                           8,565
 2/28/2010                  8,365                           8,557
 3/31/2010                  9,032                           9,107
 4/30/2010                  8,876                           8,972
 5/31/2010                  7,831                           7,982
 6/30/2010                  7,695                           7,866
 7/31/2010                  8,655                           8,593
 8/31/2010                  8,228                           8,336
 9/30/2010                  9,109                           9,136
10/31/2010                  9,432                           9,462
11/30/2010                  8,950                           9,061
12/31/2010                  9,789                           9,790
 1/31/2011                 10,204                          10,001
 2/28/2011                 10,540                          10,372
 3/31/2011                 10,249                          10,164
 4/30/2011                 10,794                          10,718
 5/31/2011                 10,404                          10,400
 6/30/2011                 10,259                          10,252
 7/31/2011                  9,927                          10,083
 8/31/2011                  8,863                           9,231
 9/30/2011                  7,893                           8,304
10/31/2011                  8,642                           9,111
11/30/2011                  8,363                           8,690
12/31/2011                  8,139                           8,595
 1/31/2012                  8,686                           9,059
 2/29/2012                  9,133                           9,557
 3/31/2012                  9,062                           9,487
 4/30/2012                  8,736                           9,326
 5/31/2012                  7,657                           8,262
 6/30/2012                  8,196                           8,804
 7/31/2012                  8,162                           8,913
 8/31/2012                  8,495                           9,168
 9/30/2012                  8,797                           9,446
10/31/2012                  8,910                           9,512
11/30/2012                  9,046                           9,712
12/31/2012                  9,491                          10,006
 1/31/2013                  9,932                          10,498
 2/28/2013                  9,634                          10,393
 3/31/2013                  9,663                          10,476
 4/30/2013                 10,138                          10,953
 5/31/2013                 10,012                          10,708
 6/30/2013                  9,659                          10,307
 7/31/2013                 10,319                          10,855
 8/31/2013                 10,243                          10,715
 9/30/2013                 11,015                          11,472
10/31/2013                 11,396                          11,857
11/30/2013                 11,437                          11,930
12/31/2013                 11,685                          12,110
 1/31/2014                 11,255                          11,621
 2/28/2014                 11,898                          12,255
 3/31/2014                 11,812                          12,200
 4/30/2014                 12,009                          12,392
 5/31/2014                 12,141                          12,584
 6/30/2014                 12,287                          12,763
 7/31/2014                 12,013                          12,536
 8/31/2014                 12,013                          12,546
 9/30/2014                 11,488                          12,030
10/31/2014                 11,286                          11,839
11/30/2014                 11,292                          11,985
12/31/2014                 10,869                          11,586
 1/31/2015                 10,795                          11,545
 2/28/2015                 11,565                          12,235
 3/31/2015                 11,318                          12,030
 4/30/2015                 11,940                          12,551
 5/31/2015                 11,946                          12,442
 6/30/2015                 11,599                          12,089
 7/31/2015                 11,486                          12,280
 8/31/2015                 10,627                          11,386
 9/30/2015                  9,900                          10,811
10/31/2015                 10,656                          11,624
11/30/2015                 10,518                          11,439
12/31/2015                 10,183                          11,234
 1/31/2016                  9,382                          10,461
 2/29/2016                  9,084                          10,315
 3/31/2016                  9,769                          11,015
 4/30/2016                 10,242                          11,369
 5/31/2016                 10,050                          11,241
 6/30/2016                  9,681                          10,899
 7/31/2016                 10,117                          11,435
 8/31/2016                 10,383                          11,446               Past performance is not predictive of
 9/30/2016                 10,504                          11,585               future performance.
10/31/2016                 10,635                          11,360               The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS       YEARS               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.20%        4.21%       0.62%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
 10/31/06            $10,000            $10,000
 11/30/06             10,185             10,190
 12/31/06             10,331             10,333
 01/31/07             10,490             10,489
 02/28/07             10,285             10,284
 03/31/07             10,393             10,399
 04/30/07             10,861             10,860
 05/31/07             11,234             11,239
 06/30/07             11,053             11,052
 07/31/07             10,706             10,709
 08/31/07             10,865             10,870
 09/30/07             11,273             11,277
 10/31/07             11,452             11,456
 11/30/07             10,971             10,977
 12/31/07             10,902             10,901
 01/31/08             10,246             10,247
 02/29/08              9,914              9,914
 03/31/08              9,877              9,871
 04/30/08             10,353             10,352
 05/31/08             10,487             10,486
 06/30/08              9,607              9,602
 07/31/08              9,530              9,522
 08/31/08              9,664              9,659
 09/30/08              8,813              8,799
 10/31/08              7,340              7,321
 11/30/08              6,820              6,796
 12/31/08              6,894              6,868
 01/31/09              6,320              6,289
 02/28/09              5,648              5,619
 03/31/09              6,143              6,112
 04/30/09              6,731              6,696
 05/31/09              7,113              7,071
 06/30/09              7,122              7,085
 07/31/09              7,664              7,621
 08/31/09              7,940              7,896
 09/30/09              8,237              8,191
 10/31/09              8,079              8,039
 11/30/09              8,564              8,521
 12/31/09              8,729              8,685
 01/31/10              8,420              8,373
 02/28/10              8,680              8,632
 03/31/10              9,205              9,153
 04/30/10              9,345              9,298
 05/31/10              8,596              8,555
 06/30/10              8,146              8,107
 07/31/10              8,717              8,675
 08/31/10              8,327              8,284
 09/30/10              9,067              9,023
 10/31/10              9,410              9,366
 11/30/10              9,410              9,368
 12/31/10             10,039              9,994
 01/31/11             10,282             10,231
 02/28/11             10,627             10,581
 03/31/11             10,639             10,585
 04/30/11             10,944             10,899
 05/31/11             10,822             10,775
 06/30/11             10,639             10,596
 07/31/11             10,424             10,380
 08/31/11              9,862              9,816
 09/30/11              9,164              9,126
 10/31/11             10,170             10,124
 11/30/11             10,140             10,101
 12/31/11             10,250             10,205
 01/31/12             10,705             10,662
 02/29/12             11,161             11,123
 03/31/12             11,534             11,489
 04/30/12             11,462             11,417
 05/31/12             10,766             10,731
 06/30/12             11,211             11,173
 07/31/12             11,368             11,328
 08/31/12             11,618             11,583
 09/30/12             11,918             11,883
 10/31/12             11,698             11,663
 11/30/12             11,771             11,731
 12/31/12             11,871             11,838
 01/31/13             12,485             12,451
 02/28/13             12,654             12,620
 03/31/13             13,129             13,093
 04/30/13             13,384             13,346
 05/31/13             13,692             13,658
 06/30/13             13,513             13,474
 07/31/13             14,196             14,160
 08/31/13             13,780             13,750
 09/30/13             14,214             14,181
 10/31/13             14,868             14,833
 11/30/13             15,318             15,285
 12/31/13             15,709             15,672
 01/31/14             15,159             15,130
 02/28/14             15,860             15,822
 03/31/14             15,989             15,955
 04/30/14             16,108             16,073
 05/31/14             16,476             16,450
 06/30/14             16,815             16,790
 07/31/14             16,587             16,559
 08/31/14             17,250             17,221
 09/30/14             17,005             16,980
 10/31/14             17,421             17,394
 11/30/14             17,891             17,862
 12/31/14             17,835             17,817
 01/31/15             17,296             17,282
 02/28/15             18,297             18,276
 03/31/15             18,005             17,986
 04/30/15             18,171             18,159
 05/31/15             18,403             18,393
 06/30/15             18,052             18,037
 07/31/15             18,429             18,414
 08/31/15             17,320             17,303
 09/30/15             16,891             16,875
 10/31/15             18,307             18,299
 11/30/15             18,374             18,353
 12/31/15             18,081             18,064
 01/31/16             17,176             17,167
 02/29/16             17,164             17,144
 03/31/16             18,324             18,307
 04/30/16             18,392             18,378
 05/31/16             18,722             18,708
 06/30/16             18,763             18,757
 07/31/16             19,461             19,448
 08/31/16             19,484             19,476       Past performance is not predictive of
 09/30/16             19,494             19,479       future performance.
 10/31/16             19,138             19,124       The returns shown do not reflect the
                                                      deduction of taxes that a shareholder
       AVERAGE ANNUAL    ONE     FIVE      TEN        would pay on fund distributions or the
       TOTAL RETURN      YEAR    YEARS    YEARS       redemption of fund shares.
       -------------------------------------------    The S&P data are provided by Standard
                         4.54%   13.48%   6.71%       & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                    RETURN IN U.S. DOLLARS
                                                    ----------------------
      MSCI World ex USA Index......................         -2.27%
      MSCI World ex USA Small Cap Index............          3.96%
      MSCI World ex USA Value Index................         -2.07%
      MSCI World ex USA Growth Index...............         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
                                                                  ----------------------
MSCI Emerging Markets Index......................................         9.27%
MSCI Emerging Markets Small Cap Index............................         4.78%
MSCI Emerging Markets Value Index................................         8.60%
MSCI Emerging Markets Growth Index...............................         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -0.43% for the Portfolio's Class R2 shares, -0.20% for the Portfolio's Institutional Class shares, and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index /SM/............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------
    Russell 2000(R) Value Index (small-cap value stocks).............  8.81%
    Russell 2000(R) Growth Index (small-cap growth stocks)........... -0.49%
    Russell 1000(R) Value Index (large-cap value stocks).............  6.37%
    Russell 1000(R) Growth Index (large-cap growth stocks)...........  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, the total return was 4.54% for the Portfolio and 4.51% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's return, net of fees and expenses, outperformed the benchmark. The Portfolio benefited from a flexible trading approach that helps minimize the potential negative effects of trading during index reconstitution.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)



   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,037.80    0.68%    $3.48
   Institutional Class Shares......... $1,000.00 $1,038.40    0.43%    $2.20
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.72    0.68%    $3.46
   Institutional Class Shares......... $1,000.00 $1,022.97    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                  BEGINNING  ENDING              EXPENSES
                                   ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                    VALUE    VALUE     EXPENSE    DURING
                                  05/01/16  10/31/16    RATIO*   PERIOD*
                                  --------- --------- ---------- --------
      U.S. LARGE COMPANY
       PORTFOLIO
      ------------------
      Actual Fund Return......... $1,000.00 $1,040.60    0.08%    $0.41
      Hypothetical 5% Annual
        Return................... $1,000.00 $1,024.73    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                            AFFILIATED INVESTMENT COMPANY
                                            -----------------------------
       DFA International Value Portfolio...             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. LARGE COMPANY PORTFOLIO
Consumer Discretionary.......................  12.5%
Consumer Staples.............................  10.0%
Energy.......................................   7.2%
Financials...................................  13.3%
Health Care..................................  14.0%
Industrials..................................   9.8%
Information Technology.......................  21.6%
Materials....................................   2.8%
Real Estate..................................   2.9%
Telecommunication Services...................   2.5%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $7,275,892,237
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $7,290,534,122)............................. $7,275,892,237
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                                   SHARES      VALUE+    OF NET ASSETS**
                                                   ------      ------    ---------------
COMMON STOCKS -- (94.9%)
Consumer Discretionary -- (11.8%)
*   Amazon.com, Inc..............................   135,980 $107,399,724            1.7%
    Comcast Corp. Class A........................   830,219   51,324,139            0.8%
    Home Depot, Inc. (The).......................   426,992   52,097,294            0.8%
    McDonald's Corp..............................   294,906   33,197,568            0.5%
    Walt Disney Co. (The)........................   510,954   47,360,326            0.7%
    Other Securities.............................            499,518,173            7.9%
                                                            ------------           -----
Total Consumer Discretionary.....................            790,897,224           12.4%
                                                            ------------           -----
Consumer Staples -- (9.5%)
    Altria Group, Inc............................   675,216   44,645,282            0.7%
    Coca-Cola Co. (The).......................... 1,342,386   56,917,166            0.9%
    CVS Health Corp..............................   368,464   30,987,822            0.5%
    PepsiCo, Inc.................................   497,347   53,315,598            0.8%
    Philip Morris International, Inc.............   536,110   51,702,448            0.8%
    Procter & Gamble Co. (The)...................   922,271   80,053,123            1.2%
    Wal-Mart Stores, Inc.........................   523,797   36,676,266            0.6%
    Other Securities.............................            283,747,526            4.5%
                                                            ------------           -----
Total Consumer Staples...........................            638,045,231           10.0%
                                                            ------------           -----
Energy -- (6.8%)
    Chevron Corp.................................   651,947   68,291,448            1.1%
    Exxon Mobil Corp............................. 1,433,006  119,398,060            1.9%
    Schlumberger, Ltd............................   480,598   37,597,182            0.6%
    Other Securities.............................            231,868,396            3.6%
                                                            ------------           -----
Total Energy.....................................            457,155,086            7.2%
                                                            ------------           -----
Financials -- (12.6%)
    Bank of America Corp......................... 3,526,591   58,188,752            0.9%
*   Berkshire Hathaway, Inc. Class B.............   656,140   94,681,002            1.5%
    Citigroup, Inc............................... 1,004,044   49,348,763            0.8%
    JPMorgan Chase & Co.......................... 1,248,235   86,452,756            1.4%
    Wells Fargo & Co............................. 1,569,283   72,202,711            1.1%
    Other Securities.............................            484,844,762            7.6%
                                                            ------------           -----
Total Financials.................................            845,718,746           13.3%
                                                            ------------           -----
Health Care -- (13.3%)
    AbbVie, Inc..................................   562,794   31,392,649            0.5%
*   Allergan P.L.C...............................   136,848   28,593,021            0.4%
    Amgen, Inc...................................   258,620   36,506,799            0.6%
    Bristol-Myers Squibb Co......................   577,630   29,407,143            0.5%
*   Celgene Corp.................................   268,047   27,389,042            0.4%
    Gilead Sciences, Inc.........................   456,050   33,578,961            0.5%
    Johnson & Johnson............................   945,469  109,664,949            1.7%
    Medtronic P.L.C..............................   477,572   39,170,455            0.6%
    Merck & Co., Inc.............................   955,605   56,113,126            0.9%
    Pfizer, Inc.................................. 2,096,178   66,469,804            1.0%
    UnitedHealth Group, Inc......................   329,129   46,515,802            0.7%
    Other Securities.............................            383,047,203            6.1%
                                                            ------------           -----
Total Health Care................................            887,848,954           13.9%
                                                            ------------           -----
Industrials -- (9.3%)
    3M Co........................................   208,870   34,526,211            0.5%
#   Boeing Co. (The).............................   200,618   28,574,022            0.4%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS**
                                                          ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co..............................  3,096,837 $   90,117,957            1.4%
      Honeywell International, Inc.....................    263,044     28,850,666            0.5%
      United Technologies Corp.........................    269,142     27,506,312            0.4%
      Other Securities.................................               411,071,277            6.6%
                                                                   --------------          ------
Total Industrials......................................               620,646,445            9.8%
                                                                   --------------          ------
Information Technology -- (20.5%)
*     Alphabet, Inc. Class A...........................    101,893     82,523,141            1.3%
*     Alphabet, Inc. Class C...........................    102,119     80,116,440            1.3%
      Apple, Inc.......................................  1,862,147    211,428,170            3.3%
      Cisco Systems, Inc...............................  1,738,176     53,327,240            0.8%
*     Facebook, Inc. Class A...........................    802,772    105,155,104            1.6%
      Intel Corp.......................................  1,634,947     57,010,602            0.9%
#     International Business Machines Corp.............    300,593     46,198,138            0.7%
      Mastercard, Inc. Class A.........................    331,389     35,465,251            0.5%
      Microsoft Corp...................................  2,692,950    161,361,564            2.5%
      Oracle Corp......................................  1,040,060     39,959,105            0.6%
      QUALCOMM, Inc....................................    509,266     34,996,759            0.5%
#     Visa, Inc. Class A...............................    651,917     53,789,672            0.8%
      Other Securities.................................               412,610,036            6.8%
                                                                   --------------          ------
Total Information Technology...........................             1,373,941,222           21.6%
                                                                   --------------          ------
Materials -- (2.7%)
      Other Securities.................................               178,526,813            2.8%
                                                                   --------------          ------
Real Estate -- (2.8%)
      Other Securities.................................               186,922,692            2.9%
                                                                   --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc........................................  2,126,018     78,216,202            1.2%
      Verizon Communications, Inc......................  1,408,695     67,758,229            1.1%
      Other Securities.................................                12,257,280            0.2%
                                                                   --------------          ------
Total Telecommunication Services.......................               158,231,711            2.5%
                                                                   --------------          ------
Utilities -- (3.2%)
      Other Securities.................................               214,383,094            3.4%
                                                                   --------------          ------
TOTAL COMMON STOCKS....................................             6,352,317,218           99.8%
                                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............................             6,352,317,218
                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................  8,252,591      8,252,591            0.1%
                                                                   --------------          ------

SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund................... 29,046,136    336,121,883            5.3%
                                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,664,748,340)..............................              $6,696,691,692          105.2%
                                                                   ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------------
                                        LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                    --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  790,897,224            --   --    $  790,897,224
 Consumer Staples..................    638,045,231            --   --       638,045,231
 Energy............................    457,155,086            --   --       457,155,086
 Financials........................    845,718,746            --   --       845,718,746
 Health Care.......................    887,848,954            --   --       887,848,954
 Industrials.......................    620,646,445            --   --       620,646,445
 Information Technology............  1,373,941,222            --   --     1,373,941,222
 Materials.........................    178,526,813            --   --       178,526,813
 Real Estate.......................    186,922,692            --   --       186,922,692
 Telecommunication Services........    158,231,711            --   --       158,231,711
 Utilities.........................    214,383,094            --   --       214,383,094
Temporary Cash Investments.........      8,252,591            --   --         8,252,591
Securities Lending Collateral......             --  $336,121,883   --       336,121,883
Futures Contracts**................        (98,366)           --   --           (98,366)
                                    --------------  ------------   --    --------------
TOTAL.............................. $6,360,471,443  $336,121,883   --    $6,696,593,326
                                    ==============  ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA        U.S. LARGE
                                                                                              INTERNATIONAL    COMPANY
                                                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....................................... $    7,275,892            --
Investments at Value (including $0 and $480,335 of securities on loan, respectively)........             --  $  6,352,317
Temporary Cash Investments at Value & Cost..................................................             --         8,253
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $336,071)..................................................................................             --       336,122
Segregated Cash for Futures Contracts.......................................................             --           563
Receivables:
  Investment Securities Sold................................................................             --           708
  Dividends, Interest and Tax Reclaims......................................................             --         7,868
  Securities Lending Income.................................................................             --            77
  Fund Shares Sold..........................................................................          5,743         2,068
Prepaid Expenses and Other Assets...........................................................            116            61
                                                                                             --------------  ------------
     Total Assets...........................................................................      7,281,751     6,708,037
                                                                                             --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................             --       336,067
  Investment Securities Purchased...........................................................             --         1,539
  Fund Shares Redeemed......................................................................          6,129         3,527
  Due to Advisor............................................................................          1,221           300
  Futures Margin Variation..................................................................             --            24
Accrued Expenses and Other Liabilities......................................................            428           644
                                                                                             --------------  ------------
     Total Liabilities......................................................................          7,778       342,101
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    7,273,973  $  6,365,936
                                                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,308 and $0 and shares outstanding of
 203,393 and 0, respectively................................................................ $        16.27           N/A
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................    100,000,000           N/A
                                                                                             ==============  ============
Institutional Class Shares -- based on net assets of $7,270,665 and $6,365,936 and shares
 outstanding of 445,962,268 and 381,933,822, respectively................................... $        16.30  $      16.67
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................  1,500,000,000   900,000,000
                                                                                             ==============  ============
Investments in Affiliated Investment Companies at Cost...................................... $    7,290,534  $         --
                                                                                             --------------  ------------
Investments at Cost......................................................................... $           --  $  3,320,424
                                                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $    7,439,985  $  3,454,852
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......         40,507        19,630
Accumulated Net Realized Gain (Loss)........................................................       (191,034)     (140,392)
Net Unrealized Foreign Exchange Gain (Loss).................................................           (843)           --
Net Unrealized Appreciation (Depreciation)..................................................        (14,642)    3,031,846
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    7,273,973  $  6,365,936
                                                                                             ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                             INTERNATIONAL U.S. LARGE
                                                                                                 VALUE      COMPANY
                                                                                              PORTFOLIO*   PORTFOLIO
                                                                                             ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $20,325 and $0, respectively)...............   $ 250,955          --
    Income from Securities Lending..........................................................       7,093          --
    Expenses Allocated from Affiliated Investment Company...................................     (14,337)         --
                                                                                               ---------    --------
     Total Net Investment Income Received from Affiliated Investment Companies..............     243,711          --
                                                                                               ---------    --------
FUND INVESTMENT INCOME
  Dividends.................................................................................          --    $135,427
  Interest..................................................................................          --          73
  Income from Securities Lending............................................................          --         881
                                                                                               ---------    --------
     Total Investment Income................................................................          --     136,381
                                                                                               ---------    --------
FUND EXPENSES
  Investment Management Fees................................................................      26,205       3,643
  Accounting & Transfer Agent Fees..........................................................          41         337
  S&P 500(R) Fees...........................................................................          --         102
  Custodian Fees............................................................................          --          82
  Shareholder Servicing Fees -- Class R2 Shares.............................................          21          --
  Filing Fees...............................................................................         246         149
  Shareholders' Reports.....................................................................         242         121
  Directors'/Trustees' Fees & Expenses......................................................          46          42
  Professional Fees.........................................................................         161         264
  Other.....................................................................................          54         209
                                                                                               ---------    --------
     Total Expenses.........................................................................      27,016       4,949
                                                                                               ---------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................          --         (75)
    Institutional Class Shares..............................................................     (13,086)         --
    Class R2 Shares.........................................................................         (17)         --
                                                                                               ---------    --------
  Net Expenses..............................................................................      13,913       4,874
                                                                                               ---------    --------
  NET INVESTMENT INCOME (LOSS)..............................................................     229,798     131,507
                                                                                               ---------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................    (189,967)     44,973
    Futures.................................................................................       4,316      (5,349)
    Foreign Currency Transactions...........................................................       4,081          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................................       3,950     140,290
    Futures.................................................................................        (482)       (356)
    Translation of Foreign Currency Denominated Amounts.....................................        (650)         --
                                                                                               ---------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    (178,752)    179,558
                                                                                               ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $  51,046    $311,065
                                                                                               =========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                 PORTFOLIO
                                                                 ------------------------  ------------------------
                                                                     YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED
                                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                     2016         2015         2016         2015
                                                                 -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   229,798  $   218,094  $   131,507  $   116,432
  Net Realized Gain (Loss) on:..................................
    Investment Securities Sold*.................................    (189,967)     185,379       44,973      174,452
    Futures.....................................................       4,316           --       (5,349)       2,961
    Foreign Currency Transactions...............................       4,081       (4,394)          --           --
    In-Kind Redemptions.........................................          --           --           --       70,875
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................       3,950     (768,572)     140,290      (67,093)
    Futures.....................................................        (482)          --         (356)      (2,353)
    Translation of Foreign Currency Denominated Amounts.........        (650)         490           --           --
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................      51,046     (369,003)     311,065      295,274
                                                                 -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:........................................
    Class R2 Shares.............................................        (336)        (293)          --           --
    Institutional Class Shares..................................    (224,465)    (210,745)    (125,202)    (110,940)
  Net Long-Term Gains:..........................................
    Institutional Class Shares..................................          --           --      (47,852)          --
                                                                 -----------  -----------  -----------  -----------
     Total Distributions........................................    (224,801)    (211,038)    (173,054)    (110,940)
                                                                 -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   2,442,715    1,877,719    1,529,402    1,080,396
  Shares Issued in Lieu of Cash Distributions...................     218,177      204,539      150,286       95,812
  Shares Redeemed...............................................  (2,019,049)  (1,698,746)  (1,262,506)  (1,218,173)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     641,843      383,512      417,182      (41,965)
                                                                 -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....................     468,088     (196,529)     555,193      142,369
NET ASSETS
  Beginning of Year.............................................   6,805,885    7,002,414    5,810,743    5,668,374
                                                                 -----------  -----------  -----------  -----------
  End of Year................................................... $ 7,273,973  $ 6,805,885  $ 6,365,936  $ 5,810,743
                                                                 ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     158,003      105,639       96,985       66,846
  Shares Issued in Lieu of Cash Distributions...................      14,327       11,317        9,320        6,038
  Shares Redeemed...............................................    (128,304)     (93,840)     (78,179)     (74,737)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      44,026       23,116       28,126       (1,853)
                                                                 ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    40,507  $    27,926  $    19,630  $    10,643

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                ----------------------------------------------
                                  YEAR        YEAR      YEAR      YEAR     YEAR
                                 ENDED       ENDED     ENDED     ENDED    ENDED
                                OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                  2016        2015      2014      2013     2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year..........................  $16.93     $ 18.48   $ 19.46    $15.72   $15.83
                                 ------     -------   -------    ------   ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................    0.53        0.51      0.74      0.49     0.51
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................   (0.65)      (1.55)    (0.93)     3.77    (0.13)
                                 ------     -------   -------    ------   ------
   Total from Investment
    Operations.................   (0.12)      (1.04)    (0.19)     4.26     0.38
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........   (0.54)      (0.51)    (0.79)    (0.52)   (0.49)
                                 ------     -------   -------    ------   ------
   Total Distributions.........   (0.54)      (0.51)    (0.79)    (0.52)   (0.49)
---------------------------------------------------------------------------------
Net Asset Value, End of Year...  $16.27     $ 16.93   $ 18.48    $19.46   $15.72
=============================   ========    ========  ========  ======== ========
Total Return...................   (0.43)%     (5.78)%   (1.21)%   27.61%    2.70%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)...................  $3,308     $10,404   $11,200    $5,517   $6,407
Ratio of Expenses to Average
 Net Assets (B)................    0.68%       0.68%     0.68%     0.69%    0.71%
Ratio of Expenses to Average
 Net Assets (Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor)....    0.88%       0.73%     0.68%     0.69%    0.71%
Ratio of Net Investment
 Income to Average Net Assets..    3.42%       2.81%     3.79%     2.84%    3.33%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                      -------------------------------------------------------------
                                          YEAR         YEAR         YEAR        YEAR        YEAR
                                         ENDED        ENDED        ENDED       ENDED       ENDED
                                        OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                          2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    16.92   $    18.47   $    19.45   $    15.72  $    15.83
                                      ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.55         0.56         0.84         0.52        0.54
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      (0.63)       (1.56)       (0.98)        3.78       (0.12)
                                      ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations..      (0.08)       (1.00)       (0.14)        4.30        0.42
----------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
                                      ----------   ----------   ----------   ----------  ----------
   Total Distributions...............      (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    16.30   $    16.92   $    18.47   $    19.45  $    15.72
===================================   ==========   ==========   ==========   ==========  ==========
Total Return.........................      (0.20)%      (5.58)%      (0.97)%      27.90%       2.98%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $7,270,665   $6,795,481   $6,991,214   $6,522,355  $5,480,888
Ratio of Expenses to Average Net
 Assets (B)..........................       0.43%        0.43%        0.43%        0.43%       0.45%
Ratio of Expenses to Average Net
 Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor
 and Fees Paid Indirectly)...........       0.63%        0.49%        0.43%        0.43%       0.45%
Ratio of Net Investment Income to
 Average Net Assets..................       3.51%        3.10%        4.29%        3.00%       3.54%
----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     U.S. LARGE COMPANY PORTFOLIO
                                      ----------------------------------------------------------
                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
                                      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.35        0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       0.38        0.47        2.07        2.71        1.25
                                      ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..       0.73        0.80        2.36        2.98        1.47
-------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.34)      (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains..................      (0.14)         --          --          --          --
                                      ----------  ----------  ----------  ----------  ----------
   Total Distributions...............      (0.48)      (0.32)      (0.29)      (0.26)      (0.22)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
===================================   ==========  ==========  ==========  ==========  ==========
Total Return.........................       4.54%       5.09%      17.17%      27.10%      15.02%
-------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $6,365,936  $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net
 Assets..............................       0.08%       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor).........................       0.08%       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to
 Average Net Assets..................       2.17%       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate..............          9%          2%          3%          3%          4%
-------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Feeder Fund owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2016, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                            PREVIOUSLY
                                                             RECOVERY      WAIVED FEES/
                                                           OF PREVIOUSLY     EXPENSES
                                                           WAIVED FEES/       ASSUMED
                                              EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------               ----------------- ------------- -----------------
DFA International Value Portfolio (1)...       0.40%             --              --
U.S. Large Company Portfolio (2)........       0.08%            $90            $951

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1)...       0.79%             --              --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            DFA International Value Portfolio................. $234
            U.S. Large Company Portfolio......................  284

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, U.S. Large Company Portfolio transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                        PURCHASES   SALES
     -                                                  ---------- --------
     U.S. Large Company Portfolio...................... $1,011,088 $539,508

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  DFA International Value
    Portfolio...................    $(303,109)       $7,584        $295,525
  U.S. Large Company Portfolio..        5,155         2,682          (7,837)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2015..............................    $211,038            --    $211,038
    2016..............................     224,802            --     224,802
    U.S. Large Company Portfolio
    2015..............................     110,940            --     110,940
    2016..............................     125,202       $47,852     173,054

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM
                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                     -------------- ------------- -------
      U.S. Large Company Portfolio..    $(3,737)       $(1,254)   $(4,991)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $48,835             --      $(176,437)    $  (68,856)   $ (196,458)
U.S. Large Company Portfolio......     20,036        $38,777             --      2,855,003     2,913,816

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                              UNLIMITED  TOTAL
                                              --------- --------
               DFA International Value
                Portfolio.................... $176,437  $176,437
               U.S. Large Company Portfolio..       --        --

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET UNREALIZED
                                      FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                         COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                      ----------- ------------ ------------ --------------
DFA International Value Portfolio.... $7,313,697           --    $(37,805)    $  (37,805)
U.S. Large Company Portfolio.........  3,844,135   $2,933,931     (81,375)     2,852,556

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            YEAR                  YEAR
                                                           ENDED                  ENDED
                                                          OCT. 31,              OCT. 31,
                                                            2016                  2015
                                                   ---------------------  --------------------
                                                      AMOUNT     SHARES      AMOUNT     SHARES
                                                   -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
  Shares Issued................................... $     2,205       144  $     3,876      214
  Shares Issued in Lieu of Cash Distributions.....         336        22          293       16
  Shares Redeemed.................................      (8,814)     (578)      (4,082)    (221)
                                                   -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares........ $    (6,273)     (412) $        87        9
                                                   ===========  ========  ===========  =======
Institutional Class Shares
  Shares Issued................................... $ 2,440,510   157,859  $ 1,873,843  105,425
  Shares Issued in Lieu of Cash Distributions.....     217,841    14,305      204,246   11,301
  Shares Redeemed.................................  (2,010,235) (127,726)  (1,694,664) (93,619)
                                                   -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional
  Class Shares.................................... $   648,116    44,438  $   383,425   23,107
                                                   ===========  ========  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Needs Registrant Attribute could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the U.S. Large Company Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                    DESCRIPTION          DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                               -------------------    ---------- --------- -------- ----------- ----------
U.S. Large Company Portfolio.. S&P 500 Emini Index(R)  12/16/16     139    $14,735     $(98)       $563

       The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $24,212

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures

                                        Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                          LIABILITY DERIVATIVES VALUE
           -                              --------------------------
                                            TOTAL VALUE
                                                 AT          EQUITY
                                          OCTOBER 31, 2016 CONTRACTS*
           -                              ---------------- ----------
           U.S. Large Company Portfolio..       $(98)         $(98)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2016:

                                    LOCATION OF GAIN (LOSS)
                                         ON DERIVATIVES
                  DERIVATIVE TYPE     RECOGNIZED IN INCOME
                  ---------------   ------------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                 DERIVATIVES
                                              ------------------------
                                                                EQUITY
                                               TOTAL           CONTRACTS
                                               -------         ---------
               U.S. Large Company Portfolio.. $(5,349)          $(5,349)

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                 DERIVATIVES
                                              ------------------------
                                                                EQUITY
                                               TOTAL           CONTRACTS
                                               -------         ---------
               U.S. Large Company Portfolio.. $  (356)          $  (356)

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                               ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio..     1.08%       $30,853         37        $35       $162,576

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

J. SECURITIES LENDING:

   As of October 31, 2016, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities with a market value of $153,436 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                  AS OF OCTOBER 31, 2016
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Common Stocks.................. $336,121,883     --         --         --    $336,121,883

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                  PERCENTAGE OF
                                                      NUMBER OF    OUTSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio-Class R2 Shares...      4            95%
DFA International Value Portfolio-Institutional
  Class Shares......................................      4            73%
U.S. Large Company Portfolio........................      4            76%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                          % BREAKDOWN OF DISTRIBUTION SOURCES
                                   -------------------------------------------------
                                      NET      NET REALIZED   NET REALIZED
                                   INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                       INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                     ---------- -------------- -------------- ---------
DFA International Value Portfolio
   December 16, 2015..............     80%          0%             0%          20%
   June 29, 2016..................     97%          0%             0%           3%
U.S. Large Company Portfolio
   December 15, 2015..............     86%          0%             0%          14%
   March 30, 2016.................     87%          0%             0%          13%
   June 29, 2016..................     84%          0%             0%          16%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/1/2006             $10,000                  $10,000
 11/1/2006              10,190                   10,228
 12/1/2006              10,395                   10,458
  1/1/2007              10,698                   10,592
  2/1/2007              10,537                   10,427
  3/1/2007              10,610                   10,588
  4/1/2007              11,062                   10,979
  5/1/2007              11,518                   11,375
  6/1/2007              11,332                   11,109
  7/1/2007              10,630                   10,595
  8/1/2007              10,427                   10,714
  9/1/2007              10,699                   11,082
 10/1/2007              10,759                   11,083
 11/1/2007              10,158                   10,542
 12/1/2007              10,124                   10,440
  1/1/2008               9,737                   10,022
  2/1/2008               9,439                    9,602
  3/1/2008               9,351                    9,530
  4/1/2008               9,940                    9,994
  5/1/2008              10,179                    9,978
  6/1/2008               9,063                    9,023
  7/1/2008               8,964                    8,991
  8/1/2008               9,138                    9,144
  9/1/2008               8,317                    8,472
 10/1/2008               6,447                    7,005
 11/1/2008               5,815                    6,503
 12/1/2008               6,004                    6,593
  1/1/2009               5,291                    5,835
  2/1/2009               4,550                    5,055
  3/1/2009               4,999                    5,488
  4/1/2009               5,808                    6,076
  5/1/2009               6,253                    6,452
  6/1/2009               6,176                    6,404
  7/1/2009               6,765                    6,928
  8/1/2009               7,224                    7,290
  9/1/2009               7,540                    7,572
 10/1/2009               7,215                    7,340
 11/1/2009               7,621                    7,754
 12/1/2009               7,832                    7,891
  1/1/2010               7,650                    7,669
  2/1/2010               7,980                    7,911
  3/1/2010               8,602                    8,426
  4/1/2010               8,875                    8,645
  5/1/2010               8,114                    7,934
  6/1/2010               7,502                    7,487
  7/1/2010               8,090                    7,994
  8/1/2010               7,602                    7,652
  9/1/2010               8,344                    8,246
 10/1/2010               8,655                    8,493
 11/1/2010               8,588                    8,448
 12/1/2010               9,425                    9,115
  1/1/2011               9,726                    9,321
  2/1/2011              10,253                    9,665
  3/1/2011              10,300                    9,703
  4/1/2011              10,563                    9,962
  5/1/2011              10,410                    9,856
  6/1/2011              10,229                    9,654
  7/1/2011               9,760                    9,334
  8/1/2011               8,937                    8,752
  9/1/2011               8,033                    8,090
 10/1/2011               9,147                    9,016
 11/1/2011               9,071                    8,970
 12/1/2011               9,143                    9,151
  1/1/2012               9,597                    9,497
  2/1/2012              10,152                    9,875
  3/1/2012              10,339                   10,168
  4/1/2012              10,128                   10,064
  5/1/2012               9,410                    9,474
  6/1/2012               9,918                    9,945
  7/1/2012              10,013                   10,047
  8/1/2012              10,410                   10,266
  9/1/2012              10,793                   10,591
 10/1/2012              10,822                   10,539
 11/1/2012              10,846                   10,535
 12/1/2012              11,176                   10,753
  1/1/2013              11,956                   11,452
  2/1/2013              12,109                   11,616
  3/1/2013              12,688                   12,076
  4/1/2013              12,822                   12,259
  5/1/2013              13,348                   12,573
  6/1/2013              13,200                   12,463
  7/1/2013              13,989                   13,135
  8/1/2013              13,578                   12,637
  9/1/2013              13,975                   12,954
 10/1/2013              14,683                   13,521
 11/1/2013              15,300                   13,898
 12/1/2013              15,706                   14,250
  1/1/2014              15,085                   13,744
  2/1/2014              15,596                   14,338
  3/1/2014              15,965                   14,681
  4/1/2014              16,070                   14,820
  5/1/2014              16,424                   15,037
  6/1/2014              16,869                   15,430
  7/1/2014              16,749                   15,167
  8/1/2014              17,280                   15,725
  9/1/2014              16,855                   15,400
 10/1/2014              16,984                   15,746
 11/1/2014              17,185                   16,069
 12/1/2014              17,314                   16,167
  1/1/2015              16,458                   15,521
  2/1/2015              17,620                   16,272
  3/1/2015              17,285                   16,050
  4/1/2015              17,635                   16,200
  5/1/2015              17,831                   16,395
  6/1/2015              17,544                   16,068
  7/1/2015              17,501                   16,138
  8/1/2015              16,438                   15,177
  9/1/2015              15,912                   14,719
 10/1/2015              17,209                   15,830
 11/1/2015              17,276                   15,890
 12/1/2015              16,735                   15,548
  1/1/2016              15,596                   14,745
  2/1/2016              15,625                   14,741
  3/1/2016              16,764                   15,803
  4/1/2016              17,218                   16,135
  5/1/2016              17,453                   16,386
  6/1/2016              17,434                   16,527
  7/1/2016              18,036                   17,007          Past performance is not predictive of
  8/1/2016              18,252                   17,138          future performance.
  9/1/2016              18,338                   17,103          The returns shown do not reflect the
 10/1/2016              18,027                   16,838          deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        AVERAGE ANNUAL      ONE       FIVE        TEN            redemption of fund shares.
        TOTAL RETURN        YEAR      YEARS      YEARS           Russell data copyright (C) Russell
        ---------------------------------------------------      Investment Group 1995-2016, all rights
                            4.75%     14.53%     6.07%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
     10/1/2006                  $10,000                   $10,000
     11/1/2006                   10,332                    10,298
     12/1/2006                   10,735                    10,593
      1/1/2007                   10,938                    10,658
      2/1/2007                   10,928                    10,743
      3/1/2007                   11,281                    11,018
      4/1/2007                   11,851                    11,520
      5/1/2007                   12,256                    11,775
      6/1/2007                   12,166                    11,787
      7/1/2007                   11,828                    11,624
      8/1/2007                   11,696                    11,456
      9/1/2007                   12,306                    12,107
     10/1/2007                   12,903                    12,633
     11/1/2007                   12,121                    12,139
     12/1/2007                   11,860                    11,911
      1/1/2008                   10,900                    10,837
      2/1/2008                   10,761                    11,033
      3/1/2008                   10,890                    10,876
      4/1/2008                   11,376                    11,480
      5/1/2008                   11,382                    11,655
      6/1/2008                   10,256                    10,748
      7/1/2008                    9,966                    10,366
      8/1/2008                    9,549                     9,965
      9/1/2008                    8,434                     8,526
     10/1/2008                    6,319                     6,753
     11/1/2008                    5,931                     6,386
     12/1/2008                    6,380                     6,723
      1/1/2009                    5,499                     6,096
      2/1/2009                    4,824                     5,479
      3/1/2009                    5,350                     5,840
      4/1/2009                    6,336                     6,593
      5/1/2009                    7,277                     7,427
      6/1/2009                    7,166                     7,350
      7/1/2009                    8,019                     8,040
      8/1/2009                    8,479                     8,425
      9/1/2009                    8,911                     8,773
     10/1/2009                    8,556                     8,632
     11/1/2009                    8,811                     8,845
     12/1/2009                    8,911                     8,986
      1/1/2010                    8,396                     8,565
      2/1/2010                    8,429                     8,557
      3/1/2010                    9,094                     9,107
      4/1/2010                    8,939                     8,972
      5/1/2010                    7,892                     7,982
      6/1/2010                    7,753                     7,866
      7/1/2010                    8,723                     8,593
      8/1/2010                    8,296                     8,336
      9/1/2010                    9,188                     9,136
     10/1/2010                    9,509                     9,462
     11/1/2010                    9,033                     9,061
     12/1/2010                    9,875                     9,790
      1/1/2011                   10,295                    10,001
      2/1/2011                   10,639                    10,372
      3/1/2011                   10,345                    10,164
      4/1/2011                   10,899                    10,718
      5/1/2011                   10,506                    10,400
      6/1/2011                   10,362                    10,252
      7/1/2011                   10,030                    10,083
      8/1/2011                    8,955                     9,231
      9/1/2011                    7,975                     8,304
     10/1/2011                    8,745                     9,111
     11/1/2011                    8,457                     8,690
     12/1/2011                    8,230                     8,595
      1/1/2012                    8,784                     9,059
      2/1/2012                    9,243                     9,557
      3/1/2012                    9,166                     9,487
      4/1/2012                    8,839                     9,326
      5/1/2012                    7,748                     8,262
      6/1/2012                    8,296                     8,804
      7/1/2012                    8,263                     8,913
      8/1/2012                    8,606                     9,168
      9/1/2012                    8,911                     9,446
     10/1/2012                    9,022                     9,512
     11/1/2012                    9,166                     9,712
     12/1/2012                    9,614                    10,006
      1/1/2013                   10,068                    10,498
      2/1/2013                    9,764                    10,393
      3/1/2013                    9,797                    10,476
      4/1/2013                   10,279                    10,953
      5/1/2013                   10,157                    10,708
      6/1/2013                    9,797                    10,307
      7/1/2013                   10,467                    10,855
      8/1/2013                   10,395                    10,715
      9/1/2013                   11,176                    11,472
     10/1/2013                   11,564                    11,857
     11/1/2013                   11,608                    11,930
     12/1/2013                   11,863                    12,110
      1/1/2014                   11,431                    11,621
      2/1/2014                   12,084                    12,255
      3/1/2014                   11,996                    12,200
      4/1/2014                   12,201                    12,392
      5/1/2014                   12,339                    12,584
      6/1/2014                   12,489                    12,763
      7/1/2014                   12,212                    12,536
      8/1/2014                   12,217                    12,546
      9/1/2014                   11,680                    12,030
     10/1/2014                   11,481                    11,839
     11/1/2014                   11,486                    11,985
     12/1/2014                   11,060                    11,586
      1/1/2015                   10,988                    11,545
      2/1/2015                   11,774                    12,235
      3/1/2015                   11,525                    12,030
      4/1/2015                   12,156                    12,551
      5/1/2015                   12,162                    12,442
      6/1/2015                   11,813                    12,089
      7/1/2015                   11,697                    12,280
      8/1/2015                   10,827                    11,386
      9/1/2015                   10,091                    10,811
     10/1/2015                   10,866                    11,624
     11/1/2015                   10,722                    11,439
     12/1/2015                   10,378                    11,234
      1/1/2016                    9,570                    10,461
      2/1/2016                    9,265                    10,315
      3/1/2016                    9,969                    11,015
      4/1/2016                   10,450                    11,369
      5/1/2016                   10,257                    11,241
      6/1/2016                    9,886                    10,899
      7/1/2016                   10,323                    11,435
      8/1/2016                   10,600                    11,446              Past performance is not predictive of
      9/1/2016                   10,716                    11,585              future performance.
     10/1/2016                   10,855                    11,360              The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.10%       4.42%       0.82%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   ----------------------      --------------------------

10/31/2006                $10,000                        $10,000
11/30/2006                  9,937                          9,916
12/31/2006                 10,021                          9,974
 1/31/2007                 10,231                         10,167
 2/28/2007                 10,641                         10,569
 3/31/2007                 10,568                         10,471
 4/30/2007                 10,421                         10,292
 5/31/2007                 10,210                         10,047
 6/30/2007                 10,379                         10,113
 7/31/2007                 10,442                         10,110
 8/31/2007                 10,000                          9,494
 9/30/2007                  9,989                          9,437
10/31/2007                 10,053                          9,778
11/30/2007                  9,821                          9,367
12/31/2007                  9,211                          8,806
 1/31/2008                  8,948                          8,374
 2/29/2008                  8,885                          8,466
 3/31/2008                  9,064                          8,468
 4/30/2008                  9,127                          8,573
 5/31/2008                  9,464                          8,838
 6/30/2008                  9,022                          8,295
 7/31/2008                  8,770                          8,023
 8/31/2008                  8,286                          7,669
 9/30/2008                  7,750                          6,920
10/31/2008                  7,182                          6,190
11/30/2008                  7,371                          6,442
12/31/2008                  8,128                          6,944
 1/31/2009                  7,571                          6,580
 2/28/2009                  6,593                          5,715
 3/31/2009                  6,887                          5,917
 4/30/2009                  7,171                          6,220
 5/31/2009                  8,055                          6,981
 6/30/2009                  8,591                          7,425
 7/31/2009                  8,770                          7,611
 8/31/2009                  9,232                          8,037
 9/30/2009                  9,138                          8,005
10/31/2009                  8,812                          7,712
11/30/2009                  8,454                          7,437
12/31/2009                  8,423                          7,298
 1/31/2010                  8,538                          7,455
 2/28/2010                  8,707                          7,597
 3/31/2010                  9,148                          7,943
 4/30/2010                  9,422                          8,158
 5/31/2010                  8,633                          7,592
 6/30/2010                  8,770                          7,625
 7/31/2010                  8,927                          7,718
 8/31/2010                  8,686                          7,554
 9/30/2010                  9,064                          7,863
10/31/2010                  8,875                          7,799
11/30/2010                  9,096                          7,951
12/31/2010                  9,937                          8,753
 1/31/2011                 10,168                          8,857
 2/28/2011                 10,641                          9,213
 3/31/2011                  9,979                          8,645
 4/30/2011                  9,926                          8,652
 5/31/2011                  9,758                          8,524
 6/30/2011                 10,252                          8,841
 7/31/2011                 10,631                          9,209
 8/31/2011                 10,347                          8,832
 9/30/2011                 10,294                          8,840
10/31/2011                  9,769                          8,514
11/30/2011                  9,926                          8,283
12/31/2011                  9,874                          8,413
 1/31/2012                 10,505                          8,758
 2/29/2012                 10,515                          8,853
 3/31/2012                 10,820                          9,090
 4/30/2012                 10,599                          8,958
 5/31/2012                  9,716                          8,214
 6/30/2012                 10,231                          8,564
 7/31/2012                  9,884                          8,430
 8/31/2012                  9,895                          8,382
 9/30/2012                 10,032                          8,614
10/31/2012                  9,821                          8,428
11/30/2012                  9,968                          8,486
12/31/2012                 10,336                          8,750
 1/31/2013                 10,662                          9,077
 2/28/2013                 10,925                          9,385
 3/31/2013                 11,767                         10,143
 4/30/2013                 12,387                         10,811
 5/31/2013                 11,377                          9,954
 6/30/2013                 11,483                          9,927
 7/31/2013                 11,756                         10,088
 8/31/2013                 11,493                          9,952
 9/30/2013                 12,797                         11,085
10/31/2013                 12,829                         11,040
11/30/2013                 12,734                         10,967
12/31/2013                 12,829                         11,055
 1/31/2014                 12,702                         11,023
 2/28/2014                 12,650                         10,778
 3/31/2014                 12,713                         10,806
 4/30/2014                 12,524                         10,605
 5/31/2014                 12,850                         10,953
 6/30/2014                 13,764                         11,728
 7/31/2014                 13,680                         11,791
 8/31/2014                 13,807                         11,707
 9/30/2014                 13,386                         11,315
10/31/2014                 13,144                         11,013
11/30/2014                 12,650                         10,888
12/31/2014                 12,766                         11,003
 1/31/2015                 13,081                         11,372
 2/28/2015                 13,617                         11,782
 3/31/2015                 13,796                         12,009
 4/30/2015                 14,132                         12,234
 5/31/2015                 14,280                         12,378
 6/30/2015                 14,574                         12,559
 7/31/2015                 14,490                         12,511
 8/31/2015                 14,048                         12,082
 9/30/2015                 13,617                         11,648
10/31/2015                 14,332                         12,426
11/30/2015                 14,658                         12,584
12/31/2015                 14,606                         12,688
 1/31/2016                 13,880                         11,881
 2/29/2016                 13,396                         11,758
 3/31/2016                 14,269                         12,491
 4/30/2016                 14,448                         13,035
 5/31/2016                 14,816                         13,038
 6/30/2016                 14,753                         12,961
 7/31/2016                 15,552                         13,656             Past performance is not predictive of
 8/31/2016                 15,184                         13,172             future performance.
 9/30/2016                 16,109                         13,883             The returns shown do not reflect the
10/31/2016                 16,414                         14,068             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS              redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                14.53%       10.94%       5.08%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2006             $10,000                        $10,000
11/30/2006              10,558                         10,608
12/31/2006              10,862                         11,004
 1/31/2007              11,143                         11,283
 2/28/2007              11,442                         11,498
 3/31/2007              12,041                         12,092
 4/30/2007              12,885                         12,930
 5/31/2007              13,991                         13,438
 6/30/2007              14,567                         13,787
 7/31/2007              14,797                         13,784
 8/31/2007              13,696                         12,896
 9/30/2007              15,300                         14,041
10/31/2007              16,641                         15,001
11/30/2007              15,544                         13,796
12/31/2007              15,281                         13,606
 1/31/2008              13,747                         11,783
 2/29/2008              14,171                         12,483
 3/31/2008              13,484                         11,695
 4/30/2008              14,429                         12,478
 5/31/2008              15,060                         12,612
 6/30/2008              13,581                         11,201
 7/31/2008              12,783                         10,686
 8/31/2008              11,889                          9,818
 9/30/2008               9,848                          7,901
10/31/2008               6,576                          5,111
11/30/2008               5,945                          4,553
12/31/2008               6,594                          5,082
 1/31/2009               5,783                          4,522
 2/28/2009               5,465                          4,241
 3/31/2009               6,313                          4,849
 4/30/2009               7,258                          5,717
 5/31/2009               9,134                          7,088
 6/30/2009               9,207                          7,288
 7/31/2009              10,539                          8,340
 8/31/2009              11,018                          8,769
 9/30/2009              11,880                          9,503
10/31/2009              12,147                          9,731
11/30/2009              12,714                         10,011
12/31/2009              13,051                         10,411
 1/31/2010              12,346                          9,745
 2/28/2010              12,567                          9,867
 3/31/2010              13,604                         10,680
 4/30/2010              13,793                         10,979
 5/31/2010              11,885                          9,321
 6/30/2010              11,742                          9,268
 7/31/2010              13,046                         10,211
 8/31/2010              13,032                         10,189
 9/30/2010              15,009                         11,718
10/31/2010              15,659                         12,238
11/30/2010              15,452                         12,075
12/31/2010              16,968                         13,294
 1/31/2011              16,608                         12,907
 2/28/2011              16,714                         12,978
 3/31/2011              17,069                         13,376
 4/30/2011              17,797                         13,917
 5/31/2011              17,272                         13,599
 6/30/2011              16,691                         13,115
 7/31/2011              16,968                         13,308
 8/31/2011              15,788                         12,383
 9/30/2011              12,843                         10,131
10/31/2011              14,853                         11,791
11/30/2011              14,456                         10,987
12/31/2011              13,613                         10,635
 1/31/2012              15,023                         11,739
 2/29/2012              16,157                         12,652
 3/31/2012              15,926                         12,256
 4/30/2012              15,862                         12,322
 5/31/2012              13,885                         10,723
 6/30/2012              14,180                         10,873
 7/31/2012              14,392                         11,230
 8/31/2012              14,876                         11,410
 9/30/2012              15,613                         12,017
10/31/2012              15,963                         12,264
11/30/2012              16,194                         12,385
12/31/2012              16,954                         12,696
 1/31/2013              17,806                         13,369
 2/28/2013              17,885                         13,528
 3/31/2013              17,963                         13,562
 4/30/2013              17,668                         13,454
 5/31/2013              16,359                         12,464
 6/30/2013              15,203                         11,398
 7/31/2013              15,954                         11,854
 8/31/2013              16,083                         11,956
 9/30/2013              17,212                         12,876
10/31/2013              17,705                         13,102
11/30/2013              17,092                         12,549
12/31/2013              17,304                         12,608
 1/31/2014              16,488                         12,024
 2/28/2014              17,442                         12,671
 3/31/2014              17,700                         12,905
 4/30/2014              17,747                         12,989
 5/31/2014              17,765                         13,095
 6/30/2014              17,903                         13,166
 7/31/2014              18,281                         13,453
 8/31/2014              18,567                         13,557
 9/30/2014              16,857                         12,311
10/31/2014              17,101                         12,456
11/30/2014              16,429                         12,061
12/31/2014              15,954                         11,759
 1/31/2015              15,576                         11,527
 2/28/2015              16,336                         12,087
 3/31/2015              16,111                         11,869
 4/30/2015              17,415                         12,550
 5/31/2015              17,608                         12,489
 6/30/2015              16,369                         11,590
 7/31/2015              15,571                         11,067
 8/31/2015              14,244                         10,035
 9/30/2015              14,041                          9,827
10/31/2015              15,078                         10,629
11/30/2015              15,032                         10,541
12/31/2015              15,452                         10,720
 1/31/2016              14,332                          9,788
 2/29/2016              14,548                         10,027
 3/31/2016              16,286                         11,185
 4/30/2016              16,507                         11,386
 5/31/2016              16,327                         11,196
 6/30/2016              16,599                         11,272
 7/31/2016              17,747                         12,106
 8/31/2016              17,622                         12,016
 9/30/2016              18,147                         12,267               Past performance is not predictive of
10/31/2016              17,594                         11,751               future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                16.69%       3.45%       5.81%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
     10/31/06            $10,000                 $10,000
     11/30/06             10,628                  10,648
     12/31/06             11,208                  11,148
      1/31/07             11,287                  11,122
      2/28/07             11,285                  11,156
      3/31/07             11,817                  11,618
      4/30/07             12,224                  12,195
      5/31/07             12,388                  12,273
      6/30/07             11,935                  11,916
      7/31/07             11,873                  11,849
      8/31/07             11,805                  11,414
      9/30/07             11,398                  10,767
     10/31/07             12,309                  11,951
     11/30/07             10,886                  10,568
     12/31/07             10,311                  10,037
      1/31/08              9,618                   9,230
      2/29/08              9,759                   9,542
      3/31/08              9,723                   9,422
      4/30/08              9,887                   9,598
      5/31/08              9,915                   9,643
      6/30/08              9,126                   8,984
      7/31/08              8,806                   8,625
      8/31/08              8,664                   8,400
      9/30/08              7,326                   6,855
     10/31/08              5,359                   4,953
     11/30/08              4,980                   4,494
     12/31/08              4,870                   4,380
      1/31/09              4,751                   4,356
      2/28/09              4,556                   4,211
      3/31/09              4,754                   4,455
      4/30/09              5,750                   5,479
      5/31/09              6,338                   6,058
      6/30/09              6,370                   6,100
      7/31/09              6,921                   6,662
      8/31/09              7,462                   7,304
      9/30/09              7,680                   7,473
     10/31/09              7,691                   7,483
     11/30/09              7,668                   7,406
     12/31/09              7,830                   7,588
      1/31/10              7,753                   7,553
      2/28/10              7,487                   7,215
      3/31/10              8,115                   7,851
      4/30/10              8,415                   8,164
      5/31/10              7,465                   7,183
      6/30/10              7,606                   7,214
      7/31/10              8,633                   8,082
      8/31/10              8,316                   7,862
      9/30/10              9,205                   8,728
     10/31/10              9,686                   9,100
     11/30/10              9,211                   8,721
     12/31/10             10,153                   9,634
      1/31/11             10,300                   9,727
      2/28/11             10,611                   9,984
      3/31/11             10,416                   9,811
      4/30/11             11,338                  10,711
      5/31/11             11,271                  10,575
      6/30/11             10,911                  10,219
      7/31/11             10,840                  10,191
      8/31/11              9,759                   9,151
      9/30/11              8,775                   8,186
     10/31/11              9,706                   9,081
     11/30/11              9,411                   8,728
     12/31/11              9,120                   8,437
      1/31/12              9,926                   9,293
      2/29/12             10,736                  10,156
      3/31/12             10,971                  10,189
      4/30/12             11,160                  10,363
      5/31/12              9,904                   9,079
      6/30/12             10,390                   9,511
      7/31/12             10,566                   9,684
      8/31/12             11,146                  10,197
      9/30/12             11,720                  10,741
     10/31/12             11,978                  10,963
     11/30/12             12,054                  10,967
     12/31/12             12,719                  11,472
      1/31/13             12,946                  11,774
      2/28/13             13,065                  11,840
      3/31/13             13,455                  12,159
      4/30/13             13,797                  12,463
      5/31/13             13,928                  12,631
      6/30/13             13,622                  12,176
      7/31/13             14,776                  13,190
      8/31/13             14,884                  13,370
      9/30/13             15,891                  14,374
     10/31/13             16,460                  14,880
     11/30/13             16,836                  15,230
     12/31/13             17,767                  15,966
      1/31/14             17,349                  15,627
      2/28/14             18,908                  17,142
      3/31/14             18,328                  16,524
      4/30/14             18,028                  16,129
      5/31/14             18,014                  16,160
      6/30/14             17,999                  16,121
      7/31/14             17,442                  15,666
      8/31/14             17,708                  15,831
      9/30/14             16,698                  14,902
     10/31/14             16,661                  14,807
     11/30/14             16,534                  14,812
     12/31/14             16,802                  15,055
      1/31/15             16,426                  14,645
      2/28/15             17,971                  16,091
      3/31/15             17,040                  15,351
      4/30/15             18,115                  16,335
      5/31/15             19,029                  17,085
      6/30/15             18,981                  17,106
      7/31/15             19,021                  17,228
      8/31/15             18,223                  16,550
      9/30/15             17,674                  15,940
     10/31/15             18,319                  16,646
     11/30/15             18,291                  16,511
     12/31/15             18,098                  16,335
      1/31/16             16,667                  14,749
      2/29/16             16,370                  14,595
      3/31/16             17,351                  15,624
      4/30/16             17,442                  15,834
      5/31/16             17,725                  16,290
      6/30/16             15,492                  13,974
      7/31/16             16,330                  14,778            Past performance is not predictive of
      8/31/16             16,681                  15,025            future performance.
      9/30/16             16,703                  15,153            The returns shown do not reflect the
     10/31/16             15,422                  14,001            deduction of taxes that a shareholder
         AVERAGE ANNUAL                   FIVE       TEN            would pay on fund distributions or the
         TOTAL RETURN        ONE YEAR     YEARS     YEARS           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2016, all
                             -15.82%      9.70%     4.43%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------

10/31/2006             $10,000                         $10,000
11/30/2006              10,696                          10,700
12/31/2006              11,206                          11,204
 1/31/2007              11,726                          11,563
 2/28/2007              11,746                          11,613
 3/31/2007              12,433                          12,230
 4/30/2007              13,088                          12,970
 5/31/2007              13,342                          13,197
 6/30/2007              13,197                          13,070
 7/31/2007              13,126                          12,975
 8/31/2007              12,660                          12,388
 9/30/2007              12,943                          12,634
10/31/2007              13,567                          13,390
11/30/2007              12,566                          12,432
12/31/2007              12,326                          12,180
 1/31/2008              11,153                          10,713
 2/29/2008              11,632                          11,362
 3/31/2008              12,002                          11,593
 4/30/2008              12,147                          11,791
 5/31/2008              12,381                          11,974
 6/30/2008              11,338                          10,868
 7/31/2008              10,738                          10,251
 8/31/2008              10,446                           9,971
 9/30/2008               8,629                           7,906
10/31/2008               6,326                           5,682
11/30/2008               5,833                           5,211
12/31/2008               6,441                           5,692
 1/31/2009               5,710                           5,181
 2/28/2009               5,217                           4,725
 3/31/2009               5,596                           5,090
 4/30/2009               6,513                           6,150
 5/31/2009               7,456                           7,068
 6/30/2009               7,365                           6,977
 7/31/2009               7,951                           7,604
 8/31/2009               8,618                           8,384
 9/30/2009               9,356                           9,188
10/31/2009               9,095                           8,937
11/30/2009               9,371                           9,121
12/31/2009               9,342                           9,162
 1/31/2010               9,188                           9,040
 2/28/2010               8,994                           8,782
 3/31/2010               9,663                           9,494
 4/30/2010               9,572                           9,435
 5/31/2010               8,212                           7,975
 6/30/2010               8,161                           7,856
 7/31/2010               9,137                           8,797
 8/31/2010               8,720                           8,379
 9/30/2010               9,920                           9,672
10/31/2010              10,493                          10,292
11/30/2010               9,679                           9,513
12/31/2010              10,934                          10,844
 1/31/2011              11,246                          11,090
 2/28/2011              11,440                          11,278
 3/31/2011              11,826                          11,658
 4/30/2011              12,627                          12,473
 5/31/2011              12,201                          11,997
 6/30/2011              11,808                          11,610
 7/31/2011              11,142                          10,905
 8/31/2011               9,998                           9,766
 9/30/2011               8,493                           8,299
10/31/2011               9,365                           9,208
11/30/2011               8,747                           8,488
12/31/2011               8,404                           8,200
 1/31/2012               9,204                           9,013
 2/29/2012               9,795                           9,705
 3/31/2012               9,813                           9,626
 4/30/2012               9,585                           9,466
 5/31/2012               8,276                           8,168
 6/30/2012               8,640                           8,570
 7/31/2012               8,553                           8,540
 8/31/2012               8,943                           8,912
 9/30/2012               9,416                           9,392
10/31/2012               9,579                           9,554
11/30/2012               9,708                           9,700
12/31/2012              10,294                          10,223
 1/31/2013              11,075                          11,055
 2/28/2013              10,965                          11,022
 3/31/2013              10,720                          10,738
 4/30/2013              11,162                          11,155
 5/31/2013              11,369                          11,409
 6/30/2013              10,994                          10,901
 7/31/2013              11,953                          11,892
 8/31/2013              11,969                          11,870
 9/30/2013              13,017                          12,885
10/31/2013              13,761                          13,661
11/30/2013              14,011                          13,904
12/31/2013              14,406                          14,265
 1/31/2014              14,317                          14,147
 2/28/2014              15,576                          15,383
 3/31/2014              15,657                          15,396
 4/30/2014              15,810                          15,460
 5/31/2014              15,875                          15,634
 6/30/2014              15,737                          15,482
 7/31/2014              14,818                          14,569
 8/31/2014              14,642                          14,451
 9/30/2014              13,862                          13,655
10/31/2014              13,452                          13,209
11/30/2014              13,775                          13,596
12/31/2014              13,338                          13,271
 1/31/2015              13,429                          13,302
 2/28/2015              14,357                          14,284
 3/31/2015              14,288                          14,139
 4/30/2015              15,052                          14,896
 5/31/2015              15,070                          14,797
 6/30/2015              14,756                          14,447
 7/31/2015              15,171                          14,983
 8/31/2015              14,604                          14,404
 9/30/2015              14,089                          13,917
10/31/2015              14,771                          14,713
11/30/2015              14,747                          14,674
12/31/2015              14,934                          14,892
 1/31/2016              13,922                          13,714
 2/29/2016              13,900                          13,762
 3/31/2016              15,086                          14,996
 4/30/2016              15,398                          15,184
 5/31/2016              15,431                          15,248
 6/30/2016              14,586                          14,258
 7/31/2016              15,552                          15,183
 8/31/2016              15,755                          15,313
 9/30/2016              16,147                          15,680             Past performance is not predictive of
10/31/2016              15,672                          15,097             future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS        YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                6.10%       10.85%       4.60%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2016

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
              --------------------------------   ------------------------
 4/1/2007                 $10,000                        $10,000
 4/1/2007                  10,710                         10,487
 5/1/2007                  11,420                         11,331
 6/1/2007                  11,370                         11,306
 7/1/2007                  11,300                         11,024
 8/1/2007                  10,560                         10,340
 9/1/2007                  11,730                         11,600
10/1/2007                  13,000                         12,852
11/1/2007                  11,020                         10,809
12/1/2007                  11,430                         11,109
 1/1/2008                  10,350                         10,107
 2/1/2008                  11,160                         11,071
 3/1/2008                  10,290                         10,199
 4/1/2008                  10,540                         10,555
 5/1/2008                  11,140                         11,104
 6/1/2008                  10,620                         10,725
 7/1/2008                   9,710                          9,775
 8/1/2008                   9,310                          9,530
 9/1/2008                   7,190                          7,506
10/1/2008                   4,800                          5,011
11/1/2008                   4,180                          4,560
12/1/2008                   4,500                          4,785
 1/1/2009                   4,530                          4,833
 2/1/2009                   4,120                          4,454
 3/1/2009                   4,380                          4,708
 4/1/2009                   5,300                          5,466
 5/1/2009                   6,340                          6,622
 6/1/2009                   5,950                          6,220
 7/1/2009                   6,700                          6,996
 8/1/2009                   6,920                          7,260
 9/1/2009                   7,910                          8,157
10/1/2009                   7,760                          8,211
11/1/2009                   8,420                          8,900
12/1/2009                   8,960                          9,423
 1/1/2010                   8,540                          9,031
 2/1/2010                   9,050                          9,632
 3/1/2010                   9,770                         10,454
 4/1/2010                  10,120                         10,890
 5/1/2010                   9,150                          9,929
 6/1/2010                   8,730                          9,464
 7/1/2010                   9,440                         10,234
 8/1/2010                   9,330                         10,202
 9/1/2010                  10,430                         11,319
10/1/2010                  11,110                         12,004
11/1/2010                  11,650                         12,509
12/1/2010                  12,840                         13,660
 1/1/2011                  12,780                         13,500
 2/1/2011                  13,660                         14,392
 3/1/2011                  13,680                         14,396
 4/1/2011                  13,940                         14,833
 5/1/2011                  13,360                         14,236
 6/1/2011                  12,620                         13,510
 7/1/2011                  12,810                         13,868
 8/1/2011                  11,840                         13,043
 9/1/2011                   9,600                         10,655
10/1/2011                  11,140                         12,174
11/1/2011                  10,750                         11,857
12/1/2011                  10,580                         11,613
 1/1/2012                  11,490                         12,564
 2/1/2012                  11,930                         13,014
 3/1/2012                  11,400                         12,326
 4/1/2012                  11,140                         12,227
 5/1/2012                   9,840                         10,801
 6/1/2012                   9,860                         10,768
 7/1/2012                  10,130                         11,140
 8/1/2012                  10,560                         11,603
 9/1/2012                  11,010                         12,189
10/1/2012                  10,860                         11,971
11/1/2012                  10,680                         11,703
12/1/2012                  10,930                         11,894
 1/1/2013                  11,250                         12,137
 2/1/2013                  10,700                         11,549
 3/1/2013                  11,010                         11,822
 4/1/2013                  10,650                         11,555
 5/1/2013                  10,480                         11,271
 6/1/2013                  10,050                         10,576
 7/1/2013                  10,790                         11,389
 8/1/2013                  10,690                         11,262
 9/1/2013                  11,170                         11,696
10/1/2013                  11,480                         11,959
11/1/2013                  11,330                         11,668
12/1/2013                  11,610                         11,958
 1/1/2014                  11,250                         11,555
 2/1/2014                  11,970                         12,358
 3/1/2014                  12,140                         12,468
 4/1/2014                  12,670                         12,944
 5/1/2014                  12,690                         12,956
 6/1/2014                  13,650                         14,057
 7/1/2014                  13,010                         13,443
 8/1/2014                  13,460                         13,905
 9/1/2014                  11,920                         12,434
10/1/2014                  11,040                         11,601
11/1/2014                  10,730                         11,276
12/1/2014                  10,480                         10,983
 1/1/2015                   9,420                          9,940
 2/1/2015                  10,000                         10,500
 3/1/2015                   9,550                         10,048
 4/1/2015                  10,600                         11,033
 5/1/2015                  10,230                         10,663
 6/1/2015                   9,810                         10,298
 7/1/2015                   8,610                          9,288
 8/1/2015                   8,370                          8,813
 9/1/2015                   7,770                          8,286
10/1/2015                   8,280                          8,732
11/1/2015                   7,970                          8,483
12/1/2015                   7,590                          7,884
 1/1/2016                   7,240                          7,532
 2/1/2016                   7,850                          8,157
 3/1/2016                   8,690                          9,103
 4/1/2016                   9,960                         10,220
 5/1/2016                   9,580                          9,848
 6/1/2016                  10,050                         10,263
 7/1/2016                  10,360                         10,696
 8/1/2016                  10,140                         10,364
 9/1/2016                  10,350                         10,494             Past performance is not predictive of
10/1/2016                  10,000                         10,048             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE          SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS       INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               20.77%      -2.14%        0.00%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
10/1/2006                    $10,000                    $10,000
11/1/2006                     10,641                     10,743
12/1/2006                     11,072                     11,227
 1/1/2007                     11,236                     11,108
 2/1/2007                     11,065                     11,043
 3/1/2007                     11,570                     11,481
 4/1/2007                     12,311                     12,025
 5/1/2007                     13,136                     12,609
 6/1/2007                     13,353                     13,200
 7/1/2007                     13,677                     13,897
 8/1/2007                     13,444                     13,601
 9/1/2007                     14,629                     15,103
10/1/2007                     16,236                     16,788
11/1/2007                     15,177                     15,597
12/1/2007                     15,124                     15,652
 1/1/2008                     13,808                     13,699
 2/1/2008                     14,248                     14,710
 3/1/2008                     13,808                     13,932
 4/1/2008                     14,796                     15,062
 5/1/2008                     14,883                     15,342
 6/1/2008                     13,357                     13,811
 7/1/2008                     13,183                     13,290
 8/1/2008                     12,401                     12,229
 9/1/2008                     10,678                     10,089
10/1/2008                      7,866                      7,328
11/1/2008                      7,154                      6,776
12/1/2008                      7,715                      7,305
 1/1/2009                      7,124                      6,833
 2/1/2009                      6,663                      6,447
 3/1/2009                      7,625                      7,374
 4/1/2009                      8,758                      8,601
 5/1/2009                     10,251                     10,071
 6/1/2009                     10,164                      9,935
 7/1/2009                     11,329                     11,052
 8/1/2009                     11,369                     11,013
 9/1/2009                     12,375                     12,012
10/1/2009                     12,118                     12,027
11/1/2009                     12,842                     12,544
12/1/2009                     13,307                     13,039
 1/1/2010                     12,582                     12,312
 2/1/2010                     12,735                     12,355
 3/1/2010                     13,804                     13,353
 4/1/2010                     13,888                     13,514
 5/1/2010                     12,599                     12,326
 6/1/2010                     12,619                     12,235
 7/1/2010                     13,731                     13,254
 8/1/2010                     13,413                     12,997
 9/1/2010                     14,940                     14,441
10/1/2010                     15,394                     14,860
11/1/2010                     15,050                     14,468
12/1/2010                     16,276                     15,500
 1/1/2011                     15,855                     15,080
 2/1/2011                     15,745                     14,939
 3/1/2011                     16,623                     15,818
 4/1/2011                     17,204                     16,308
 5/1/2011                     16,730                     15,880
 6/1/2011                     16,533                     15,636
 7/1/2011                     16,406                     15,567
 8/1/2011                     15,080                     14,176
 9/1/2011                     12,799                     12,109
10/1/2011                     14,402                     13,713
11/1/2011                     13,904                     12,799
12/1/2011                     13,500                     12,645
 1/1/2012                     14,947                     14,079
 2/1/2012                     15,758                     14,922
 3/1/2012                     15,351                     14,424
 4/1/2012                     15,077                     14,252
 5/1/2012                     13,454                     12,653
 6/1/2012                     14,122                     13,142
 7/1/2012                     14,235                     13,398
 8/1/2012                     14,332                     13,354
 9/1/2012                     15,134                     14,159
10/1/2012                     15,057                     14,073
11/1/2012                     15,254                     14,252
12/1/2012                     16,149                     14,949
 1/1/2013                     16,232                     15,155
 2/1/2013                     16,045                     14,965
 3/1/2013                     15,818                     14,707
 4/1/2013                     15,999                     14,818
 5/1/2013                     15,481                     14,438
 6/1/2013                     14,509                     13,518
 7/1/2013                     14,723                     13,660
 8/1/2013                     14,379                     13,425
 9/1/2013                     15,404                     14,298
10/1/2013                     16,109                     14,993
11/1/2013                     15,868                     14,774
12/1/2013                     15,708                     14,560
 1/1/2014                     14,619                     13,615
 2/1/2014                     15,150                     14,066
 3/1/2014                     15,685                     14,497
 4/1/2014                     15,778                     14,546
 5/1/2014                     16,316                     15,053
 6/1/2014                     16,770                     15,453
 7/1/2014                     16,971                     15,752
 8/1/2014                     17,502                     16,107
 9/1/2014                     16,216                     14,913
10/1/2014                     16,389                     15,089
11/1/2014                     16,232                     14,930
12/1/2014                     15,501                     14,241
 1/1/2015                     15,605                     14,327
 2/1/2015                     16,082                     14,770
 3/1/2015                     15,748                     14,560
 4/1/2015                     16,804                     15,680
 5/1/2015                     16,129                     15,052
 6/1/2015                     15,741                     14,661
 7/1/2015                     14,733                     13,645
 8/1/2015                     13,517                     12,411
 9/1/2015                     13,156                     12,038
10/1/2015                     13,955                     12,896
11/1/2015                     13,470                     12,393
12/1/2015                     13,103                     12,117
 1/1/2016                     12,555                     11,331
 2/1/2016                     12,478                     11,312
 3/1/2016                     14,132                     12,809
 4/1/2016                     14,218                     12,879
 5/1/2016                     13,667                     12,398
 6/1/2016                     14,389                     12,894
 7/1/2016                     15,130                     13,543
 8/1/2016                     15,314                     13,879              Past performance is not predictive of
 9/1/2016                     15,518                     14,058              future performance.
10/1/2016                     15,551                     14,091              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                11.44%       1.55%       4.51%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/1/2006          $10,000                    $10,000
11/1/2006           10,760                     10,743
12/1/2006           11,257                     11,227
 1/1/2007           11,480                     11,108
 2/1/2007           11,577                     11,043
 3/1/2007           12,101                     11,481
 4/1/2007           13,028                     12,025
 5/1/2007           14,068                     12,609
 6/1/2007           14,491                     13,200
 7/1/2007           15,202                     13,897
 8/1/2007           14,575                     13,601
 9/1/2007           15,579                     15,103
10/1/2007           16,759                     16,788
11/1/2007           15,422                     15,597
12/1/2007           15,602                     15,652
 1/1/2008           13,731                     13,699
 2/1/2008           14,128                     14,710
 3/1/2008           13,471                     13,932
 4/1/2008           14,291                     15,062
 5/1/2008           14,211                     15,342
 6/1/2008           12,574                     13,811
 7/1/2008           12,384                     13,290
 8/1/2008           11,637                     12,229
 9/1/2008            9,543                     10,089
10/1/2008            6,652                      7,328
11/1/2008            6,249                      6,776
12/1/2008            7,136                      7,305
 1/1/2009            6,592                      6,833
 2/1/2009            6,189                      6,447
 3/1/2009            7,042                      7,374
 4/1/2009            8,469                      8,601
 5/1/2009           10,393                     10,071
 6/1/2009           10,343                      9,935
 7/1/2009           11,667                     11,052
 8/1/2009           11,807                     11,013
 9/1/2009           12,794                     12,012
10/1/2009           12,784                     12,027
11/1/2009           13,545                     12,544
12/1/2009           14,291                     13,039
 1/1/2010           13,665                     12,312
 2/1/2010           13,901                     12,355
 3/1/2010           15,092                     13,353
 4/1/2010           15,342                     13,514
 5/1/2010           13,805                     12,326
 6/1/2010           14,175                     12,235
 7/1/2010           15,482                     13,254
 8/1/2010           15,559                     12,997
 9/1/2010           17,452                     14,441
10/1/2010           18,149                     14,860
11/1/2010           17,666                     14,468
12/1/2010           18,683                     15,500
 1/1/2011           17,899                     15,080
 2/1/2011           17,379                     14,939
 3/1/2011           18,349                     15,818
 4/1/2011           19,320                     16,308
 5/1/2011           18,890                     15,880
 6/1/2011           18,886                     15,636
 7/1/2011           19,103                     15,567
 8/1/2011           17,296                     14,176
 9/1/2011           14,225                     12,109
10/1/2011           15,802                     13,713
11/1/2011           15,038                     12,799
12/1/2011           14,638                     12,645
 1/1/2012           16,295                     14,079
 2/1/2012           17,633                     14,922
 3/1/2012           17,186                     14,424
 4/1/2012           16,776                     14,252
 5/1/2012           15,248                     12,653
 6/1/2012           15,832                     13,142
 7/1/2012           15,645                     13,398
 8/1/2012           16,055                     13,354
 9/1/2012           16,996                     14,159
10/1/2012           16,939                     14,073
11/1/2012           17,239                     14,252
12/1/2012           18,306                     14,949
 1/1/2013           18,650                     15,155
 2/1/2013           18,846                     14,965
 3/1/2013           18,766                     14,707
 4/1/2013           19,150                     14,818
 5/1/2013           18,886                     14,438
 6/1/2013           17,252                     13,518
 7/1/2013           17,339                     13,660
 8/1/2013           16,622                     13,425
 9/1/2013           17,843                     14,298
10/1/2013           18,533                     14,993
11/1/2013           18,276                     14,774
12/1/2013           18,133                     14,560
 1/1/2014           17,362                     13,615
 2/1/2014           18,143                     14,066
 3/1/2014           18,770                     14,497
 4/1/2014           18,926                     14,546
 5/1/2014           19,577                     15,053
 6/1/2014           20,090                     15,453
 7/1/2014           20,140                     15,752
 8/1/2014           20,767                     16,107
 9/1/2014           19,743                     14,913
10/1/2014           19,570                     15,089
11/1/2014           19,356                     14,930
12/1/2014           18,766                     14,241
 1/1/2015           19,073                     14,327
 2/1/2015           19,567                     14,770
 3/1/2015           19,423                     14,560
 4/1/2015           20,810                     15,680
 5/1/2015           20,530                     15,052
 6/1/2015           19,833                     14,661
 7/1/2015           18,623                     13,645
 8/1/2015           16,806                     12,411
 9/1/2015           16,782                     12,038
10/1/2015           17,726                     12,896
11/1/2015           17,366                     12,393
12/1/2015           17,209                     12,117
 1/1/2016           16,192                     11,331
 2/1/2016           16,125                     11,312
 3/1/2016           18,113                     12,809
 4/1/2016           18,580                     12,879
 5/1/2016           17,809                     12,398
 6/1/2016           18,796                     12,894
 7/1/2016           19,893                     13,543
 8/1/2016           20,023                     13,879            Past performance is not predictive of
 9/1/2016           20,360                     14,058            future performance.
10/1/2016           20,287                     14,091            The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        AVERAGE ANNUAL       ONE       FIVE       TEN            would pay on fund distributions or the
        TOTAL RETURN         YEAR      YEARS     YEARS           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2016, all
                            14.45%     5.12%     7.33%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)



 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 4.75% for the Series and 6.37% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                             RETURN IN U.S. DOLLARS
            -                                ----------------------
            MSCI World ex USA Index.........         -2.27%
            MSCI World ex USA Small Cap
              Index.........................          3.96%
            MSCI World ex USA Value Index...         -2.07%
            MSCI World ex USA Growth Index..         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                          12 MONTHS ENDED OCTOBER 31, 2016
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
---------------------------------------------------  ------------ ---------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                        12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                  RETURN IN U.S. DOLLAR
                                                  ---------------------
         MSCI Emerging Markets Index.............         9.27%
         MSCI Emerging Markets Small Cap Index...         4.78%
         MSCI Emerging Markets Value Index.......         8.60%
         MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 14.53% for the Series and 13.21% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation than the benchmark to micro-cap securities had a positive impact on its performance relative to the benchmark, as micro-caps generally outperformed other small-cap securities. The Series' outperformance was partially offset by the exclusion of real estate investment trusts (REITs), which outperformed the benchmark.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 850 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 16.69% for the Series and 10.56% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' exclusion of small and micro-cap stocks with high relative price (growth) and low profitability contributed to outperformance relative to the benchmark, as that segment of the market underperformed. The Series' holdings of micro-cap securities, which were held at a higher weight than in the benchmark, outperformed, and also contributed positively to the Series' relative performance. In addition, due to differences in methodology, the Series may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion; during the period, these securities also outperformed, contributing to the Series' relative performance.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -15.82% for the Series and -15.89% for the MSCI UK Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' overall performance was adversely affected by the British vote on June 23, 2016 to exit the European Union. The Series' investments are denominated primarily in British pounds, which depreciated approximately 16% from the aftermath of the vote through October 31, 2016. The Series generally excludes real estate investment trusts (REITs), which contributed positively to its performance relative to the benchmark, as REITs in the U.K. underperformed all other sectors during the period. This was offset by differences between the Series' and the benchmark's holdings in the consumer discretionary sector, as the benchmark's holdings in this sector outperformed those of the Series.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,160 securities in 14 eligible developed European countries plus Israel. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 6.10% for the Series and 2.61% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in European (excluding the U.K.) and Israeli equity markets rather than by the behavior of a limited number of stocks. The Series' holdings of microcap securities, held at a higher weight than the benchmark, outperformed and contributed to its performance relative to the benchmark. In addition, due to differences in methodology, the Series may invest in or hold securities that the benchmark deems to be too large to be eligible for inclusion. During the period, the Series' holdings of these securities outperformed and contributed positively to the Series' relative performance. The Series generally excludes real estate investment trusts (REITs), which also contributed positively to relative outperformance, as REITs underperformed the benchmark.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 340 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 20.77% for the Series and 15.06% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation than the benchmark to small and micro-cap securities was the primary driver of outperformance, as those securities generally outperformed. The Series generally excludes real estate investment trusts (REITs), which contributed positively to relative performance, as REITs underperformed the benchmark.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 11.44% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The relative outperformance of the Series was driven primarily by country allocation differences between the Series and the benchmark. The Series' lesser allocation to China contributed positively to its performance relative to the benchmark, as China underperformed the benchmark during the period. The Series' greater allocation to Brazil (due to caps on larger countries such as China) also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year. In addition, the Series' emphasis on value stocks contributed positively to relative performance, as that segment of the market outperformed for the year.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 3,600 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 14.45% for the Series and 9.27% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The outperformance of the Series relative to the benchmark was driven primarily by size allocation differences between the Series and the benchmark. The Series focuses on small-cap stocks while the benchmark primarily holds large-cap and mid-cap stocks. The small- and micro-cap holdings of the Series outperformed those of the benchmark. The Series' lesser allocation to China also contributed positively to relative performance, as China underperformed the benchmark during the period. The Series' greater allocation to Brazil also had a positive impact on relative performance, as Brazil was the strongest-performing country for the year.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2016
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/16  10/31/16    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,047.00    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.58    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.22%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.03    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,136.10    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,065.90    0.13%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $  884.20    0.12%    $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.53    0.12%    $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,017.80    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.48    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,004.00    0.12%    $0.60
Hypothetical 5% Annual Return........... $1,000.00 $1,024.53    0.12%    $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,093.70    0.15%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.38    0.15%    $0.76

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,091.90    0.26%    $1.37
Hypothetical 5% Annual Return........... $1,000.00 $1,023.83    0.26%    $1.32

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  12.3%
Consumer Staples.............................   6.6%
Energy.......................................  13.7%
Financials...................................  21.5%
Health Care..................................  11.0%
Industrials..................................  11.3%
Information Technology.......................  14.7%
Materials....................................   3.9%
Telecommunication Services...................   4.8%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   2.6%
Energy.......................................  16.2%
Financials...................................  29.7%
Health Care..................................   1.2%
Industrials..................................  10.7%
Information Technology.......................   3.2%
Materials....................................  14.6%
Real Estate..................................   2.3%
Telecommunication Services...................   4.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.4%
Consumer Staples.............................   8.5%
Energy.......................................   1.0%
Financials...................................   9.4%
Health Care..................................   4.4%
Industrials..................................  28.6%
Information Technology.......................  13.1%
Materials....................................  12.7%
Real Estate..................................   2.0%
Telecommunication Services...................   0.1%
Utilities....................................   0.8%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  25.4%
Consumer Staples.............................   5.9%
Energy.......................................   2.8%
Financials...................................  10.1%
Health Care..................................   6.6%
Industrials..................................  16.0%
Information Technology.......................   6.1%
Materials....................................  14.5%
Real Estate..................................   6.2%
Telecommunication Services...................   3.1%
Utilities....................................   3.3%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  20.2%
Consumer Staples.............................   5.6%
Energy.......................................   5.2%
Financials...................................  14.0%
Health Care..................................   3.9%
Industrials..................................  27.5%
Information Technology.......................  10.0%
Materials....................................   8.4%
Real Estate..................................   2.5%
Telecommunication Services...................   0.7%
Utilities....................................   2.0%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   6.1%
Energy.......................................   3.0%
Financials...................................  11.6%
Health Care..................................   9.2%
Industrials..................................  26.3%
Information Technology.......................   9.4%
Materials....................................  10.4%
Real Estate..................................   6.0%
Telecommunication Services...................   2.7%
Utilities....................................   2.5%
                                              -----
                                              100.0%

         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.5%
Consumer Staples.............................   4.4%
Energy.......................................  23.6%
Financials...................................   6.0%
Health Care..................................   1.6%
Industrials..................................  12.6%
Information Technology.......................   3.9%
Materials....................................  29.1%
Real Estate..................................   2.0%
Telecommunication Services...................   0.5%
Utilities....................................   6.8%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................   9.9%
Consumer Staples.............................   9.2%
Energy.......................................   7.7%
Financials...................................  24.1%
Health Care..................................   2.8%
Industrials..................................   7.2%
Information Technology.......................  20.1%
Materials....................................   8.3%
Real Estate..................................   1.9%
Telecommunication Services...................   5.6%
Utilities....................................   3.2%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.3%
Consumer Staples.............................   8.1%
Energy.......................................   1.7%
Financials...................................   9.0%
Health Care..................................   6.4%
Industrials..................................  14.6%
Information Technology.......................  14.8%
Materials....................................  13.7%
Real Estate..................................   7.7%
Telecommunication Services...................   1.0%
Utilities....................................   5.7%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                    PERCENTAGE
                                     SHARES        VALUE+         OF NET ASSETS**
                                     ------        ------         ---------------
  COMMON STOCKS -- (95.3%)
  Consumer Discretionary --
   (11.7%)
  #*  Charter Communications,
       Inc. Class A...............    910,208 $    227,451,877               1.1%
      Comcast Corp. Class A....... 10,885,890      672,965,720               3.2%
      Ford Motor Co............... 14,753,200      173,202,568               0.8%
      General Motors Co...........  5,641,400      178,268,240               0.9%
      Time Warner, Inc............  3,800,376      338,195,460               1.6%
      Other Securities............                 954,615,599               4.6%
                                              ----------------              -----
  Total Consumer Discretionary....               2,544,699,464              12.2%
                                              ----------------              -----
  Consumer Staples -- (6.3%)
      CVS Health Corp.............  3,989,908      335,551,263               1.6%
      Mondelez International,
       Inc. Class A...............  3,933,821      176,785,916               0.9%
  #   Tyson Foods, Inc. Class A...  1,957,913      138,718,136               0.7%
      Wal-Mart Stores, Inc........  1,998,751      139,952,545               0.7%
      Other Securities............                 574,239,450               2.6%
                                              ----------------              -----
  Total Consumer Staples..........               1,365,247,310               6.5%
                                              ----------------              -----
  Energy -- (13.1%)
      Chevron Corp................  3,924,607      411,102,583               2.0%
      ConocoPhillips..............  3,210,456      139,494,313               0.7%
      EOG Resources, Inc..........  1,485,821      134,347,935               0.6%
      Exxon Mobil Corp............  9,096,178      757,893,551               3.6%
      Occidental Petroleum Corp...  1,857,300      135,415,743               0.6%
      Phillips 66.................  2,096,097      170,098,272               0.8%
      Valero Energy Corp..........  2,806,975      166,285,199               0.8%
      Other Securities............                 932,855,101               4.5%
                                              ----------------              -----
  Total Energy....................               2,847,492,697              13.6%
                                              ----------------              -----
  Financials -- (20.5%)
      American International
       Group, Inc.................  2,735,967      168,809,164               0.8%
      Bank of America Corp........ 15,552,325      256,613,362               1.2%
      Bank of New York Mellon
       Corp. (The)................  3,379,657      146,237,758               0.7%
      Capital One Financial Corp..  2,036,842      150,807,782               0.7%
      Citigroup, Inc..............  8,251,489      405,560,684               1.9%
      Goldman Sachs Group, Inc.
       (The)......................    980,999      174,853,262               0.8%
      JPMorgan Chase & Co......... 11,452,239      793,182,073               3.8%
      Morgan Stanley..............  3,534,479      118,652,460               0.6%
      PNC Financial Services
       Group, Inc. (The)..........  1,303,329      124,598,252               0.6%
      Travelers Cos., Inc. (The)..  1,119,453      121,102,426               0.6%
      Wells Fargo & Co............  6,090,495      280,223,675               1.3%
      Other Securities............               1,721,446,165               8.3%
                                              ----------------              -----
  Total Financials................               4,462,087,063              21.3%
                                              ----------------              -----
  Health Care -- (10.5%)
      Aetna, Inc..................  1,802,581      193,507,070               0.9%
      Anthem, Inc.................  1,445,532      176,152,529               0.9%
  *   Express Scripts Holding Co..  2,738,677      184,586,830               0.9%
      Humana, Inc.................    707,042      121,278,914               0.6%
      Medtronic P.L.C.............  3,541,179      290,447,502               1.4%
      Pfizer, Inc................. 16,340,523      518,157,984               2.5%
      Thermo Fisher Scientific,
       Inc........................  1,023,977      150,555,338               0.7%
      Other Securities............                 644,260,598               3.0%
                                              ----------------              -----
  Total Health Care...............               2,278,946,765              10.9%
                                              ----------------              -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                 SHARES         VALUE+         OF NET ASSETS**
                                                                 ------         ------         ---------------
Industrials -- (10.8%)
#     Caterpillar, Inc........................................   1,458,164 $    121,698,367               0.6%
      CSX Corp................................................   5,234,843      159,715,060               0.8%
      FedEx Corp..............................................     853,987      148,867,014               0.7%
      General Electric Co.....................................   7,508,293      218,491,326               1.0%
      Norfolk Southern Corp...................................   1,569,304      145,945,272               0.7%
      Southwest Airlines Co...................................   3,733,160      149,513,058               0.7%
      Stanley Black & Decker, Inc.............................   1,095,910      124,758,394               0.6%
      Union Pacific Corp......................................   2,259,039      199,202,059               1.0%
      Other Securities........................................                1,077,855,471               5.1%
                                                                           ----------------             ------
Total Industrials.............................................                2,346,046,021              11.2%
                                                                           ----------------             ------
Information Technology -- (14.0%)
      Cisco Systems, Inc......................................  21,342,703      654,794,128               3.1%
      Hewlett Packard Enterprise Co...........................   9,162,273      205,876,274               1.0%
      HP, Inc.................................................   9,619,949      139,393,061               0.7%
      Intel Corp..............................................  20,115,235      701,418,244               3.4%
#     NVIDIA Corp.............................................   1,824,559      129,835,618               0.6%
      QUALCOMM, Inc...........................................   2,685,866      184,572,712               0.9%
      Other Securities........................................                1,024,025,488               4.8%
                                                                           ----------------             ------
Total Information Technology..................................                3,039,915,525              14.5%
                                                                           ----------------             ------
Materials -- (3.7%)
      Newmont Mining Corp.....................................   3,239,227      119,980,968               0.6%
      Other Securities........................................                  691,529,819               3.3%
                                                                           ----------------             ------
Total Materials...............................................                  811,510,787               3.9%
                                                                           ----------------             ------
Real Estate -- (0.0%)
      Other Securities........................................                      500,715               0.0%
                                                                           ----------------             ------
Telecommunication Services -- (4.5%)
      AT&T, Inc...............................................  21,002,992      772,700,076               3.7%
      Other Securities........................................                  221,455,332               1.1%
                                                                           ----------------             ------
Total Telecommunication Services..............................                  994,155,408               4.8%
                                                                           ----------------             ------
Utilities -- (0.2%)
      Other Securities........................................                   38,848,392               0.2%
                                                                           ----------------             ------
TOTAL COMMON STOCKS...........................................               20,729,450,147              99.1%
                                                                           ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................................                      208,566               0.0%
                                                                           ----------------             ------
TOTAL INVESTMENT SECURITIES...................................               20,729,658,713
                                                                           ----------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 200,994,368      200,994,368               1.0%
                                                                           ----------------             ------

SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund..........................  70,916,981      820,651,306               3.9%
                                                                           ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,161,108,715)....................................               $ 21,751,304,387             104.0%
                                                                           ================             ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                 ---------------  ------------ ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,544,699,464            --   --    $ 2,544,699,464
 Consumer Staples...............   1,365,247,310            --   --      1,365,247,310
 Energy.........................   2,847,492,697            --   --      2,847,492,697
 Financials.....................   4,462,087,063            --   --      4,462,087,063
 Health Care....................   2,278,946,765            --   --      2,278,946,765
 Industrials....................   2,346,046,021            --   --      2,346,046,021
 Information Technology.........   3,039,915,525            --   --      3,039,915,525
 Materials......................     811,510,787            --   --        811,510,787
 Real Estate....................         500,715            --   --            500,715
 Telecommunication Services.....     994,155,408            --   --        994,155,408
 Utilities......................      38,848,392            --   --         38,848,392
Rights/Warrants.................              --  $    208,566   --            208,566
Temporary Cash Investments......     200,994,368            --   --        200,994,368
Securities Lending Collateral...              --   820,651,306   --        820,651,306
Futures Contracts**.............      (3,872,034)           --   --         (3,872,034)
                                 ---------------  ------------   --    ---------------
TOTAL........................... $20,926,572,481  $820,859,872   --    $21,747,432,353
                                 ===============  ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                  PERCENTAGE
                                                   SHARES       VALUE++         OF NET ASSETS**
                                                   ------       -------         ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd... 5,260,554 $    111,078,744               1.1%
    BHP Billiton, Ltd............................ 5,929,050      103,585,415               1.1%
#   BHP Billiton, Ltd. Sponsored ADR............. 1,703,682       59,662,944               0.6%
    Newcrest Mining, Ltd......................... 3,033,954       53,122,828               0.5%
    Woodside Petroleum, Ltd...................... 2,846,042       60,922,340               0.6%
    Other Securities.............................                246,709,911               2.6%
                                                            ----------------               ----
TOTAL AUSTRALIA..................................                635,082,182               6.5%
                                                            ----------------               ----

AUSTRIA -- (0.1%)
    Other Securities.............................                  7,798,226               0.1%
                                                            ----------------               ----

BELGIUM -- (1.2%)
    Other Securities.............................                121,053,616               1.2%
                                                            ----------------               ----

CANADA -- (7.6%)
    Bank of Montreal............................. 1,645,325      104,642,670               1.1%
    Suncor Energy, Inc........................... 3,911,426      117,374,872               1.2%
    Other Securities.............................                542,711,216               5.6%
                                                            ----------------               ----
TOTAL CANADA.....................................                764,728,758               7.9%
                                                            ----------------               ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S......................   680,712       54,535,811               0.6%
    Other Securities.............................                120,813,571               1.2%
                                                            ----------------               ----
TOTAL DENMARK....................................                175,349,382               1.8%
                                                            ----------------               ----

FINLAND -- (0.7%)
    Other Securities.............................                 75,225,974               0.8%
                                                            ----------------               ----

FRANCE -- (8.9%)
    BNP Paribas SA............................... 1,521,254       88,207,260               0.9%
    Cie de Saint-Gobain.......................... 1,719,658       76,358,268               0.8%
#   Engie SA..................................... 4,083,126       58,885,688               0.6%
#   Orange SA.................................... 4,783,728       75,265,526               0.8%
    Renault SA...................................   759,818       66,075,160               0.7%
    Societe Generale SA.......................... 1,935,625       75,503,898               0.8%
    Total SA..................................... 4,607,253      220,709,998               2.2%
    Other Securities.............................                229,497,843               2.4%
                                                            ----------------               ----
TOTAL FRANCE.....................................                890,503,641               9.2%
                                                            ----------------               ----

GERMANY -- (7.1%)
    Allianz SE...................................   730,758      114,074,413               1.2%
#   Bayerische Motoren Werke AG..................   972,382       84,835,907               0.9%
    Daimler AG................................... 2,565,266      183,011,136               1.9%
    E.ON SE...................................... 9,462,347       69,348,171               0.7%
    Other Securities.............................                258,205,262               2.6%
                                                            ----------------               ----
TOTAL GERMANY....................................                709,474,889               7.3%
                                                            ----------------               ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd................... 5,014,984       61,925,181               0.6%
    Sun Hung Kai Properties, Ltd................. 2,980,920       44,389,245               0.5%
    Other Securities.............................                163,115,200               1.7%
                                                            ----------------               ----
TOTAL HONG KONG..................................                269,429,626               2.8%
                                                            ----------------               ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                            SHARES       VALUE++         OF NET ASSETS**
                                            ------       -------         ---------------
IRELAND -- (0.3%)
     Other Securities....................            $     27,555,506               0.3%
                                                     ----------------              -----

ISRAEL -- (0.4%)
     Other Securities....................                  37,197,840               0.4%
                                                     ----------------              -----

ITALY -- (0.9%)
     Other Securities....................                  89,098,627               0.9%
                                                     ----------------              -----

JAPAN -- (22.1%)
     Hitachi, Ltd........................ 10,841,000       57,792,205               0.6%
     Honda Motor Co., Ltd................  3,689,000      110,380,798               1.1%
     Mitsubishi UFJ Financial Group,
      Inc................................ 13,919,406       71,821,469               0.7%
     Mizuho Financial Group, Inc......... 49,478,100       83,308,851               0.9%
     Nissan Motor Co., Ltd...............  6,443,700       65,548,427               0.7%
     Sumitomo Mitsui Financial Group,
      Inc................................  2,854,200       98,959,858               1.0%
     Other Securities....................               1,732,718,474              17.8%
                                                     ----------------              -----
TOTAL JAPAN..............................               2,220,530,082              22.8%
                                                     ----------------              -----

NETHERLANDS -- (3.2%)
     ING Groep NV........................  6,261,830       82,199,110               0.8%
     Koninklijke DSM NV..................    739,169       47,509,724               0.5%
     Koninklijke Philips NV..............  1,794,168       54,062,166               0.6%
     Other Securities....................                 133,730,760               1.4%
                                                     ----------------              -----
TOTAL NETHERLANDS........................                 317,501,760               3.3%
                                                     ----------------              -----

NEW ZEALAND -- (0.1%)
     Other Securities....................                  12,145,818               0.1%
                                                     ----------------              -----

NORWAY -- (0.8%)
     Other Securities....................                  77,275,822               0.8%
                                                     ----------------              -----

PORTUGAL -- (0.0%)
     Other Securities....................                   4,088,097               0.0%
                                                     ----------------              -----

SINGAPORE -- (1.0%)
     Other Securities....................                  99,362,354               1.0%
                                                     ----------------              -----

SPAIN -- (2.8%)
     Banco Santander SA.................. 38,416,551      188,242,084               1.9%
     Other Securities....................                  91,349,479               1.0%
                                                     ----------------              -----
TOTAL SPAIN..............................                 279,591,563               2.9%
                                                     ----------------              -----

SWEDEN -- (2.2%)
     Nordea Bank AB......................  4,880,877       51,293,747               0.5%
     Other Securities....................                 170,725,504               1.8%
                                                     ----------------              -----
TOTAL SWEDEN.............................                 222,019,251               2.3%
                                                     ----------------              -----

SWITZERLAND -- (7.6%)
     ABB, Ltd............................  4,800,878       99,044,119               1.0%
     Cie Financiere Richemont SA.........  1,271,917       81,771,387               0.8%
     Novartis AG.........................  1,332,371       94,555,149               1.0%
     Swiss Re AG.........................  1,037,390       96,281,939               1.0%
     UBS Group AG........................  3,448,485       48,753,503               0.5%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                           SHARES       VALUE++         OF NET ASSETS**
                                                           ------       -------         ---------------
SWITZERLAND -- (Continued)
      Zurich Insurance Group AG.........................    326,468 $     85,455,128               0.9%
      Other Securities..................................                 255,861,140               2.6%
                                                                    ----------------             ------
TOTAL SWITZERLAND.......................................                 761,722,365               7.8%
                                                                    ----------------             ------

UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C..............................  3,284,169       45,581,653               0.5%
      Barclays P.L.C. Sponsored ADR.....................  4,766,662       43,948,624               0.5%
      BP P.L.C. Sponsored ADR........................... 10,710,966      380,774,841               3.9%
*     Glencore P.L.C.................................... 33,377,354      102,171,610               1.1%
      HSBC Holdings P.L.C............................... 21,477,669      161,751,262               1.7%
#     HSBC Holdings P.L.C. Sponsored ADR................  3,019,816      113,635,676               1.2%
      Royal Dutch Shell P.L.C. Class A..................  2,199,265       54,777,180               0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...  3,177,301      158,261,344               1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...  3,794,361      198,483,024               2.0%
      Vodafone Group P.L.C.............................. 58,351,986      160,253,496               1.6%
#     Vodafone Group P.L.C. Sponsored ADR...............  4,011,201      111,671,843               1.1%
      Other Securities..................................                 242,436,613               2.4%
                                                                    ----------------             ------
TOTAL UNITED KINGDOM....................................               1,773,747,166              18.2%
                                                                    ----------------             ------

UNITED STATES -- (0.0%)
      Other Securities..................................                     812,282               0.0%
                                                                    ----------------             ------
TOTAL COMMON STOCKS.....................................               9,571,294,827              98.4%
                                                                    ----------------             ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG.....................................    535,010       73,764,785               0.8%
      Other Securities..................................                  18,272,581               0.1%
                                                                    ----------------             ------
TOTAL GERMANY...........................................                  92,037,366               0.9%
                                                                    ----------------             ------
TOTAL PREFERRED STOCKS..................................                  92,037,366               0.9%
                                                                    ----------------             ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                   2,150,761               0.0%
                                                                    ----------------             ------

SWEDEN -- (0.0%)
      Other Securities..................................                     251,828               0.0%
                                                                    ----------------             ------
TOTAL RIGHTS/WARRANTS...................................                   2,402,589               0.0%
                                                                    ----------------             ------
TOTAL INVESTMENT SECURITIES.............................               9,665,734,782
                                                                    ----------------

                                                                        VALUE+
                                                                        ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................... 31,982,623      370,102,917               3.8%
                                                                    ----------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $10,045,898,931)................................             $ 10,035,837,699             103.1%
                                                                    ================             ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- ---------------
Common Stocks
 Australia...................... $   63,077,009  $  572,005,173   --    $   635,082,182
 Austria........................             --       7,798,226   --          7,798,226
 Belgium........................             --     121,053,616   --        121,053,616
 Canada.........................    764,728,758              --   --        764,728,758
 Denmark........................             --     175,349,382   --        175,349,382
 Finland........................      2,470,632      72,755,342   --         75,225,974
 France.........................        260,795     890,242,846   --        890,503,641
 Germany........................     67,367,734     642,107,155   --        709,474,889
 Hong Kong......................             --     269,429,626   --        269,429,626
 Ireland........................      9,750,918      17,804,588   --         27,555,506
 Israel.........................             --      37,197,840   --         37,197,840
 Italy..........................     17,693,989      71,404,638   --         89,098,627
 Japan..........................     32,899,160   2,187,630,922   --      2,220,530,082
 Netherlands....................     41,922,122     275,579,638   --        317,501,760
 New Zealand....................             --      12,145,818   --         12,145,818
 Norway.........................     10,177,330      67,098,492   --         77,275,822
 Portugal.......................             --       4,088,097   --          4,088,097
 Singapore......................             --      99,362,354   --         99,362,354
 Spain..........................      3,796,801     275,794,762   --        279,591,563
 Sweden.........................      4,064,405     217,954,846   --        222,019,251
 Switzerland....................     27,724,389     733,997,976   --        761,722,365
 United Kingdom.................  1,033,348,012     740,399,154   --      1,773,747,166
 United States..................             --         812,282   --            812,282
Preferred Stocks
 Germany........................             --      92,037,366   --         92,037,366
Rights/Warrants
 Spain..........................             --       2,150,761   --          2,150,761
 Sweden.........................             --         251,828   --            251,828
Securities Lending Collateral...             --     370,102,917   --        370,102,917
Futures Contracts**.............       (851,802)             --   --           (851,802)
                                 --------------  --------------   --    ---------------
TOTAL........................... $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                 ==============  ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (17.8%)
    Aoyama Trading Co., Ltd.................   304,000 $ 10,709,561            0.4%
    Shimachu Co., Ltd.......................   297,200    7,974,727            0.3%
    Toyo Tire & Rubber Co., Ltd.............   623,700    9,673,815            0.3%
    Other Securities........................            575,455,539           18.3%
                                                       ------------           -----
Total Consumer Discretionary................            603,813,642           19.3%
                                                       ------------           -----

Consumer Staples -- (7.7%)
    Ain Holdings, Inc.......................   124,600    8,409,946            0.3%
    Morinaga Milk Industry Co., Ltd......... 1,164,000    9,375,501            0.3%
    Takara Holdings, Inc....................   980,300    9,284,173            0.3%
    Other Securities........................            235,670,534            7.5%
                                                       ------------           -----
Total Consumer Staples......................            262,740,154            8.4%
                                                       ------------           -----

Energy -- (1.0%)
    Other Securities........................             32,552,672            1.0%
                                                       ------------           -----

Financials -- (8.7%)
    77 Bank, Ltd. (The)..................... 1,749,760    7,904,201            0.3%
    Daishi Bank, Ltd. (The)................. 2,071,000    8,905,139            0.3%
    North Pacific Bank, Ltd................. 2,303,600    8,591,023            0.3%
    Other Securities........................            268,141,185            8.5%
                                                       ------------           -----
Total Financials............................            293,541,548            9.4%
                                                       ------------           -----

Health Care -- (4.1%)
    Nipro Corp..............................   702,100    8,670,187            0.3%
    Rohto Pharmaceutical Co., Ltd...........   546,700    9,592,173            0.3%
    Ship Healthcare Holdings, Inc...........   279,700    8,181,874            0.3%
    Tsumura & Co............................   359,800   10,225,153            0.3%
    Other Securities........................            101,447,537            3.2%
                                                       ------------           -----
Total Health Care...........................            138,116,924            4.4%
                                                       ------------           -----

Industrials -- (26.2%)
    Aica Kogyo Co., Ltd.....................   314,300    8,968,870            0.3%
#   Chiyoda Corp............................   993,000    8,661,260            0.3%
    Daifuku Co., Ltd........................   444,100    8,024,354            0.3%
    Fujikura, Ltd........................... 1,935,000   11,369,097            0.4%
    Furukawa Electric Co., Ltd..............   462,800   13,615,795            0.4%
    Glory, Ltd..............................   268,900    8,889,500            0.3%
    GS Yuasa Corp........................... 2,130,000    9,197,857            0.3%
    Japan Steel Works, Ltd. (The)...........   398,400    8,557,307            0.3%
    Nishimatsu Construction Co., Ltd........ 1,794,000    8,378,134            0.3%
    Nisshinbo Holdings, Inc.................   870,500    8,666,919            0.3%
#   NTN Corp................................ 2,488,000    9,417,732            0.3%
#   OSG Corp................................   452,700    9,641,884            0.3%
    Penta-Ocean Construction Co., Ltd....... 1,724,600   10,277,125            0.3%
    Pilot Corp..............................   188,800    8,441,250            0.3%
    Sankyu, Inc............................. 1,540,000    9,068,678            0.3%
    Sanwa Holdings Corp..................... 1,232,600   12,275,880            0.4%
    Ushio, Inc..............................   655,900    7,912,689            0.3%
    Other Securities........................            726,289,505           22.9%
                                                       ------------           -----
Total Industrials...........................            887,653,836           28.3%
                                                       ------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 Information Technology -- (12.0%)
       Citizen Watch Co., Ltd........  1,437,500 $    8,078,459            0.3%
       Horiba, Ltd...................    212,650     10,168,702            0.3%
       Ibiden Co., Ltd...............    620,978      9,014,732            0.3%
       TIS, Inc......................    505,101     11,429,663            0.4%
 #     Topcon Corp...................    595,400      8,886,823            0.3%
       Ulvac, Inc....................    252,600      7,975,585            0.3%
       Other Securities..............               350,942,720           11.1%
                                                 --------------          ------
 Total Information Technology........               406,496,684           13.0%
                                                 --------------          ------

 Materials -- (11.6%)
       ADEKA Corp....................    544,000      8,223,372            0.3%
       Denka Co., Ltd................  1,949,000      8,841,805            0.3%
       Dowa Holdings Co., Ltd........  1,464,000     10,872,844            0.4%
       FP Corp.......................    148,000      7,971,867            0.3%
       Mitsui Mining & Smelting Co.,
        Ltd..........................  3,627,000      8,080,917            0.3%
       NOF Corp......................    870,000      9,456,776            0.3%
       Rengo Co., Ltd................  1,261,000      7,908,112            0.3%
       Showa Denko KK................    845,099     11,166,525            0.4%
       Sumitomo Osaka Cement Co.,
        Ltd..........................  2,493,000     10,325,300            0.3%
 #*    Tokuyama Corp.................  2,159,000      9,231,383            0.3%
       Toyobo Co., Ltd...............  5,688,000      9,310,397            0.3%
       Ube Industries, Ltd...........  6,661,000     13,745,559            0.4%
       Other Securities..............               278,920,108            8.7%
                                                 --------------          ------
 Total Materials.....................               394,054,965           12.6%
                                                 --------------          ------

 Real Estate -- (1.8%)
       Leopalace21 Corp..............  1,960,700     12,748,059            0.4%
       Other Securities..............                50,288,777            1.6%
                                                 --------------          ------
 Total Real Estate...................                63,036,836            2.0%
                                                 --------------          ------

 Telecommunication Services -- (0.1%)
       Other Securities..............                 2,374,986            0.1%
                                                 --------------          ------

 Utilities -- (0.7%)
       Hokkaido Electric Power Co.,
        Inc..........................  1,082,100      8,229,493            0.3%
       Other Securities..............                15,378,862            0.4%
                                                 --------------          ------
 Total Utilities.....................                23,608,355            0.7%
                                                 --------------          ------
 TOTAL COMMON STOCKS.................             3,107,990,602           99.2%
                                                 --------------          ------
 TOTAL INVESTMENT SECURITIES.........             3,107,990,602
                                                 --------------

                                                    VALUE+
                                                    ------
 SECURITIES LENDING COLLATERAL --
  (8.3%)
 (S)@  DFA Short Term Investment Fund 24,279,430    280,961,564            9.0%
                                                 --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,964,543,542).............             $3,388,952,166          108.2%
                                                 ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  796,842 $  603,016,800   --    $  603,813,642
 Consumer Staples...............         --    262,740,154   --       262,740,154
 Energy.........................         --     32,552,672   --        32,552,672
 Financials.....................  4,973,609    288,567,939   --       293,541,548
 Health Care....................         --    138,116,924   --       138,116,924
 Industrials....................         --    887,653,836   --       887,653,836
 Information Technology.........         --    406,496,684   --       406,496,684
 Materials......................         --    394,054,965   --       394,054,965
 Real Estate....................         --     63,036,836   --        63,036,836
 Telecommunication Services.....         --      2,374,986   --         2,374,986
 Utilities......................         --     23,608,355   --        23,608,355
Securities Lending Collateral...         --    280,961,564   --       280,961,564
                                 ---------- --------------   --    --------------
TOTAL........................... $5,770,451 $3,383,181,715   --    $3,388,952,166
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (85.5%)
AUSTRALIA -- (44.3%)
    Adelaide Brighton, Ltd..................  3,668,074 $ 14,902,982            1.0%
#   Alumina, Ltd............................  9,800,265   11,778,711            0.8%
    Ansell, Ltd.............................    563,728    9,287,434            0.6%
#   Bendigo & Adelaide Bank, Ltd............  1,000,124    8,445,910            0.5%
    BlueScope Steel, Ltd....................  2,354,984   13,971,247            0.9%
    Boral, Ltd..............................  2,174,013   10,386,960            0.7%
    carsales.com, Ltd.......................  1,702,940   13,782,286            0.9%
    Cleanaway Waste Management, Ltd......... 10,357,050    9,119,140            0.6%
    CSR, Ltd................................  3,350,138    9,302,355            0.6%
#   Downer EDI, Ltd.........................  2,910,872   12,865,733            0.8%
    DuluxGroup, Ltd.........................  3,101,823   15,169,738            1.0%
    Evolution Mining, Ltd...................  4,976,497    8,775,916            0.6%
    Fairfax Media, Ltd...................... 15,303,894    9,586,076            0.6%
#   InvoCare, Ltd...........................    905,619    8,985,727            0.6%
#   IOOF Holdings, Ltd......................  1,900,338   11,830,056            0.8%
#   IRESS, Ltd..............................  1,123,183    9,672,022            0.6%
    JB Hi-Fi, Ltd...........................    962,791   20,754,808            1.3%
    Mineral Resources, Ltd..................  1,168,088   10,276,124            0.7%
#   nib holdings, Ltd.......................  2,713,689    9,937,859            0.6%
#   Northern Star Resources, Ltd............  4,806,957   15,547,800            1.0%
    Nufarm, Ltd.............................  1,280,776    8,597,852            0.6%
    Orora, Ltd..............................  3,956,731    8,718,958            0.6%
    OZ Minerals, Ltd........................  2,198,276   11,231,748            0.7%
#   Perpetual, Ltd..........................    356,426   12,238,862            0.8%
    Primary Health Care, Ltd................  3,292,878    9,598,026            0.6%
#   Sims Metal Management, Ltd..............  1,382,214   10,514,951            0.7%
    Sirtex Medical, Ltd.....................    413,240    8,746,855            0.6%
    Spark Infrastructure Group.............. 11,913,246   20,084,154            1.3%
    Star Entertainment Grp, Ltd. (The)......  4,207,608   15,921,346            1.0%
#   Super Retail Group, Ltd.................  1,280,749    9,521,373            0.6%
#   Tabcorp Holdings, Ltd...................  3,586,818   13,177,917            0.9%
#   Vocus Communications, Ltd...............  4,260,609   18,472,126            1.2%
#*  Whitehaven Coal, Ltd....................  4,143,411    9,528,724            0.6%
    Other Securities........................             409,368,233           26.0%
                                                        ------------           -----
TOTAL AUSTRALIA.............................             800,100,009           51.4%
                                                        ------------           -----

CHINA -- (0.2%)
    Other Securities........................               3,344,793            0.2%
                                                        ------------           -----

HONG KONG -- (23.1%)
    Cafe de Coral Holdings, Ltd.............  2,330,000    8,226,629            0.5%
    Dah Sing Financial Holdings, Ltd........  1,408,144    9,551,504            0.6%
#*  Esprit Holdings, Ltd.................... 14,507,050   11,964,200            0.8%
#   Guotai Junan International Holdings,
     Ltd.................................... 22,013,797    8,406,293            0.6%
    Hopewell Holdings, Ltd..................  3,184,000   11,148,424            0.7%
    Luk Fook Holdings International, Ltd....  3,142,000    9,213,353            0.6%
    Man Wah Holdings, Ltd................... 13,578,800    9,012,166            0.6%
#   Vitasoy International Holdings, Ltd.....  5,277,000   11,020,785            0.7%
    VTech Holdings, Ltd.....................    700,400    8,591,259            0.6%
#   Xinyi Glass Holdings, Ltd............... 17,658,000   15,182,993            1.0%
    Other Securities........................             315,322,094           20.2%
                                                        ------------           -----
TOTAL HONG KONG.............................             417,639,700           26.9%
                                                        ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
NEW ZEALAND -- (7.4%)
      Fisher & Paykel Healthcare Corp.,
       Ltd...............................  2,455,045 $   15,543,967            1.0%
#     Ryman Healthcare, Ltd..............  1,772,699     11,251,074            0.7%
      SKYCITY Entertainment Group, Ltd...  5,162,402     14,391,898            0.9%
      Other Securities...................                93,352,887            6.1%
                                                     --------------          ------
TOTAL NEW ZEALAND........................               134,539,826            8.7%
                                                     --------------          ------

SINGAPORE -- (10.5%)
#*    Noble Group, Ltd................... 75,184,800      8,939,601            0.6%
      SATS, Ltd..........................  2,695,900      9,378,680            0.6%
#     Singapore Post, Ltd................ 10,132,100     11,641,927            0.8%
      Venture Corp., Ltd.................  1,994,100     13,622,092            0.9%
      Other Securities...................               145,991,424            9.3%
                                                     --------------          ------
TOTAL SINGAPORE..........................               189,573,724           12.2%
                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................                    54,219            0.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,545,252,271           99.4%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                    96,131            0.0%
                                                     --------------          ------

HONG KONG -- (0.0%)
      Other Securities...................                     1,362            0.0%
                                                     --------------          ------

SINGAPORE -- (0.0%)
      Other Securities...................                    35,970            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   133,463            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,545,385,734
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (14.5%)
(S)@  DFA Short Term Investment Fund..... 22,627,303    261,843,149           16.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,857,750,342)..................             $1,807,228,883          116.2%
                                                     ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Australia......................         -- $  800,100,009   --    $  800,100,009
 China..........................         --      3,344,793   --         3,344,793
 Hong Kong...................... $  941,157    416,698,543   --       417,639,700
 New Zealand....................    412,321    134,127,505   --       134,539,826
 Singapore......................    315,107    189,258,617   --       189,573,724
 United States..................     54,219             --   --            54,219
Rights/Warrants
 Australia......................         --         96,131   --            96,131
 Hong Kong......................         --          1,362   --             1,362
 Singapore......................         --         35,970   --            35,970
Securities Lending Collateral...         --    261,843,149   --       261,843,149
                                 ---------- --------------   --    --------------
TOTAL........................... $1,722,804 $1,805,506,079   --    $1,807,228,883
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (96.6%)
 Consumer Discretionary -- (19.6%)
     Bellway P.L.C......................   637,459 $ 18,446,930            1.1%
     Daily Mail & General Trust P.L.C.
      Class A........................... 1,271,481   11,670,462            0.7%
     Greene King P.L.C.................. 1,786,209   15,978,447            1.0%
     GVC Holdings P.L.C................. 1,240,374   10,567,421            0.6%
     Inchcape P.L.C..................... 2,190,976   17,419,824            1.0%
     Informa P.L.C...................... 1,305,509   10,740,551            0.6%
     UBM P.L.C.......................... 1,950,843   17,128,208            1.0%
     WH Smith P.L.C.....................   680,498   12,248,606            0.7%
     William Hill P.L.C................. 4,105,574   14,851,757            0.9%
     Other Securities...................            208,464,577           12.4%
                                                   ------------           -----
 Total Consumer Discretionary...........            337,516,783           20.0%
                                                   ------------           -----
 Consumer Staples -- (5.4%)
     Booker Group P.L.C................. 7,989,596   17,523,270            1.0%
     Tate & Lyle P.L.C.................. 2,319,044   22,116,631            1.3%
     Other Securities...................             54,160,367            3.3%
                                                   ------------           -----
 Total Consumer Staples.................             93,800,268            5.6%
                                                   ------------           -----
 Energy -- (5.0%)
     Amec Foster Wheeler P.L.C.......... 2,037,469   11,116,254            0.7%
     John Wood Group P.L.C.............. 1,887,172   17,737,852            1.0%
     Petrofac, Ltd...................... 1,141,776   11,244,821            0.7%
 #*  Tullow Oil P.L.C................... 5,000,074   16,143,884            0.9%
     Other Securities...................             30,000,063            1.8%
                                                   ------------           -----
 Total Energy...........................             86,242,874            5.1%
                                                   ------------           -----
 Financials -- (13.5%)
     Beazley P.L.C...................... 2,740,810   12,203,670            0.7%
     Close Brothers Group P.L.C.........   785,896   12,753,035            0.8%
     Henderson Group P.L.C.............. 5,628,395   15,924,719            0.9%
     Hiscox, Ltd........................ 1,493,459   18,648,536            1.1%
     ICAP P.L.C......................... 2,697,973   15,997,519            1.0%
     IG Group Holdings P.L.C............ 1,792,534   18,101,357            1.1%
     Jupiter Fund Management P.L.C...... 2,162,762   11,403,328            0.7%
     Man Group P.L.C.................... 7,936,721   12,099,824            0.7%
     Phoenix Group Holdings............. 1,208,721   10,797,905            0.6%
     Other Securities...................            105,371,972            6.3%
                                                   ------------           -----
 Total Financials.......................            233,301,865           13.9%
                                                   ------------           -----
 Health Care -- (3.8%)
 *   BTG P.L.C.......................... 1,870,654   15,053,103            0.9%
     Indivior P.L.C..................... 3,662,912   14,068,115            0.9%
     Other Securities...................             36,308,225            2.1%
                                                   ------------           -----
 Total Health Care......................             65,429,443            3.9%
                                                   ------------           -----
 Industrials -- (26.6%)
     Aggreko P.L.C...................... 1,332,278   13,026,413            0.8%
     Balfour Beatty P.L.C............... 3,549,781   11,769,319            0.7%
     BBA Aviation P.L.C................. 5,623,297   17,781,017            1.0%
     Cobham P.L.C....................... 8,502,869   14,835,365            0.9%
     G4S P.L.C.......................... 4,118,797   11,063,582            0.7%
     Hays P.L.C......................... 6,566,676   10,967,970            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Industrials -- (Continued)
      Howden Joinery Group P.L.C.........  3,165,528 $   14,495,414            0.9%
      IMI P.L.C..........................  1,282,137     15,573,467            0.9%
      Meggitt P.L.C......................  3,040,190     16,173,674            1.0%
      Melrose Industries P.L.C........... 10,887,020     22,467,470            1.3%
      Rentokil Initial P.L.C.............  8,861,710     24,718,157            1.5%
      Spirax-Sarco Engineering P.L.C.....    355,118     19,146,216            1.1%
      Weir Group P.L.C. (The)............  1,070,092     22,228,790            1.3%
      Other Securities...................               243,821,126           14.5%
                                                     --------------          ------
Total Industrials........................               458,067,980           27.2%
                                                     --------------          ------
Information Technology -- (9.6%)
      Electrocomponents P.L.C............  2,396,207     10,916,359            0.7%
      Halma P.L.C........................  1,951,180     24,978,831            1.5%
#     Micro Focus International P.L.C....    539,522     14,127,662            0.8%
*     Paysafe Group P.L.C................  2,265,858     11,976,435            0.7%
      Playtech P.L.C.....................  1,111,348     12,606,141            0.8%
      Rightmove P.L.C....................    477,301     21,787,416            1.3%
      Spectris P.L.C.....................    613,329     15,356,848            0.9%
      Other Securities...................                54,527,225            3.2%
                                                     --------------          ------
Total Information Technology.............               166,276,917            9.9%
                                                     --------------          ------
Materials -- (8.1%)
      Centamin P.L.C.....................  6,065,603     11,748,394            0.7%
      DS Smith P.L.C.....................  4,938,232     24,079,775            1.4%
      RPC Group P.L.C....................  1,638,321     18,998,878            1.1%
      Other Securities...................                84,422,273            5.1%
                                                     --------------          ------
Total Materials..........................               139,249,320            8.3%
                                                     --------------          ------
Real Estate -- (2.4%)
      Other Securities...................                42,003,507            2.5%
                                                     --------------          ------
Telecommunication Services -- (0.6%)
      Other Securities...................                11,042,463            0.6%
                                                     --------------          ------
Utilities -- (2.0%)
      Pennon Group P.L.C.................  1,994,817     20,358,554            1.2%
      Other Securities...................                13,528,264            0.8%
                                                     --------------          ------
Total Utilities..........................                33,886,818            2.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,666,818,238           99.0%
                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities...................                    28,411            0.0%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.1%)
      Other Securities...................                 2,265,507            0.1%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,669,112,156
                                                     --------------

                                                        VALUE+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund.....  4,889,717     56,583,806            3.4%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,690,364,152)..................             $1,725,695,962          102.5%
                                                     ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary............   --    $  337,516,783   --    $  337,516,783
 Consumer Staples..................   --        93,800,268   --        93,800,268
 Energy............................   --        86,242,874   --        86,242,874
 Financials........................   --       233,301,865   --       233,301,865
 Health Care.......................   --        65,429,443   --        65,429,443
 Industrials.......................   --       458,067,980   --       458,067,980
 Information Technology............   --       166,276,917   --       166,276,917
 Materials.........................   --       139,249,320   --       139,249,320
 Real Estate.......................   --        42,003,507   --        42,003,507
 Telecommunication Services........   --        11,042,463   --        11,042,463
 Utilities.........................   --        33,886,818   --        33,886,818
Preferred Stocks...................   --            28,411   --            28,411
Rights/Warrants....................   --         2,265,507   --         2,265,507
Securities Lending Collateral......   --        56,583,806   --        56,583,806
                                      --    --------------   --    --------------
TOTAL..............................   --    $1,725,695,962   --    $1,725,695,962
                                      ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   COMMON STOCKS -- (91.4%)
   AUSTRIA -- (3.1%)
       ANDRITZ AG....................   310,627 $ 16,241,244            0.4%
       Other Securities..............            122,038,613            2.9%
                                                ------------           -----
   TOTAL AUSTRIA.....................            138,279,857            3.3%
                                                ------------           -----

   BELGIUM -- (4.3%)
       Ackermans & van Haaren NV.....   134,383   18,652,359            0.5%
       Umicore SA....................   412,343   25,063,062            0.6%
       Other Securities..............            147,950,280            3.5%
                                                ------------           -----
   TOTAL BELGIUM.....................            191,665,701            4.6%
                                                ------------           -----

   DENMARK -- (4.5%)
       GN Store Nord A.S.............   826,732   16,756,414            0.4%
       Jyske Bank A.S................   345,747   15,676,272            0.4%
   *   TDC A.S....................... 4,148,072   22,870,392            0.6%
       Other Securities..............            148,738,122            3.5%
                                                ------------           -----
   TOTAL DENMARK.....................            204,041,200            4.9%
                                                ------------           -----

   FINLAND -- (6.5%)
       Amer Sports Oyj...............   641,324   17,449,969            0.4%
       Elisa Oyj.....................   734,075   24,731,862            0.6%
       Huhtamaki Oyj.................   467,536   18,868,806            0.5%
       Kesko Oyj Class B.............   345,206   17,153,261            0.4%
       Nokian Renkaat Oyj............   623,433   20,910,928            0.5%
       Orion Oyj Class B.............   436,647   18,585,395            0.5%
   #*  Outokumpu Oyj................. 3,022,031   21,068,282            0.5%
       Other Securities..............            153,616,179            3.6%
                                                ------------           -----
   TOTAL FINLAND.....................            292,384,682            7.0%
                                                ------------           -----

   FRANCE -- (12.5%)
       Arkema SA.....................   298,145   28,270,807            0.7%
       Edenred.......................   946,779   21,911,853            0.5%
       Eurofins Scientific SE........    38,653   17,565,704            0.4%
       Lagardere SCA.................   619,304   15,771,620            0.4%
       Rexel SA...................... 1,596,995   22,149,109            0.5%
       Rubis SCA.....................   203,675   18,573,358            0.5%
       SEB SA........................   120,657   17,757,736            0.4%
   #   STMicroelectronics NV......... 2,136,887   20,281,219            0.5%
       Teleperformance...............   336,308   35,533,493            0.9%
   *   Ubisoft Entertainment SA......   521,852   17,756,325            0.4%
       Other Securities..............            344,488,930            8.3%
                                                ------------           -----
   TOTAL FRANCE......................            560,060,154           13.5%
                                                ------------           -----

   GERMANY -- (15.4%)
   *   Dialog Semiconductor P.L.C....   382,079   15,026,045            0.4%
       Freenet AG....................   652,809   18,715,461            0.5%
       Gerresheimer AG...............   198,146   14,946,146            0.4%
   #   K+S AG........................   990,931   20,066,101            0.5%
       KION Group AG.................   258,832   15,638,698            0.4%
   *   KUKA AG.......................   135,482   15,374,609            0.4%
       Lanxess AG....................   484,758   31,084,953            0.8%
       LEG Immobilien AG.............   306,750   25,874,994            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                             PERCENTAGE
                                                   SHARES      VALUE++     OF NET ASSETS**
                                                   ------      -------     ---------------
GERMANY -- (Continued)
    MTU Aero Engines AG..........................   249,839 $   26,089,184            0.6%
    Osram Licht AG...............................   343,036     19,483,339            0.5%
*   QIAGEN NV....................................   744,663     18,212,580            0.4%
    Rheinmetall AG...............................   223,411     15,508,712            0.4%
    Stada Arzneimittel AG........................   306,492     15,370,132            0.4%
    Other Securities.............................              439,286,005           10.4%
                                                            --------------           -----
TOTAL GERMANY....................................              690,676,959           16.7%
                                                            --------------           -----
IRELAND -- (1.2%)
    Other Securities.............................               53,214,050            1.3%
                                                            --------------           -----
ISRAEL -- (1.8%)
    Other Securities.............................               82,999,079            2.0%
                                                            --------------           -----
ITALY -- (8.6%)
    Prysmian SpA................................. 1,026,230     25,519,884            0.6%
    Other Securities.............................              358,680,759            8.7%
                                                            --------------           -----
TOTAL ITALY......................................              384,200,643            9.3%
                                                            --------------           -----
NETHERLANDS -- (4.7%)
    Aalberts Industries NV.......................   600,156     18,953,870            0.5%
    Delta Lloyd NV............................... 2,709,093     16,366,532            0.4%
#   Gemalto NV...................................   304,031     16,518,507            0.4%
    Other Securities.............................              158,514,893            3.8%
                                                            --------------           -----
TOTAL NETHERLANDS................................              210,353,802            5.1%
                                                            --------------           -----
NORWAY -- (2.6%)
    Other Securities.............................              118,249,011            2.9%
                                                            --------------           -----
PORTUGAL -- (0.9%)
    Other Securities.............................               41,152,687            1.0%
                                                            --------------           -----
SPAIN -- (5.4%)
    Distribuidora Internacional de Alimentacion
     SA.......................................... 2,929,226     15,645,268            0.4%
    Gamesa Corp. Tecnologica SA.................. 1,203,576     27,788,671            0.7%
    Other Securities.............................              199,203,293            4.7%
                                                            --------------           -----
TOTAL SPAIN......................................              242,637,232            5.8%
                                                            --------------           -----
SWEDEN -- (7.8%)
    Other Securities.............................              348,471,161            8.4%
                                                            --------------           -----
SWITZERLAND -- (12.1%)
    Baloise Holding AG...........................   193,722     23,833,522            0.6%
    Flughafen Zuerich AG.........................   104,871     19,277,802            0.5%
    Georg Fischer AG.............................    22,511     19,958,153            0.5%
    Helvetia Holding AG..........................    36,269     18,869,464            0.5%
#   Logitech International SA....................   650,486     15,732,970            0.4%
    PSP Swiss Property AG........................   201,709     18,048,619            0.4%
    Straumann Holding AG.........................    45,962     17,244,502            0.4%
    Temenos Group AG.............................   318,043     20,539,697            0.5%
    Other Securities.............................              386,994,688            9.2%
                                                            --------------           -----
TOTAL SWITZERLAND................................              540,499,417           13.0%
                                                            --------------           -----
TOTAL COMMON STOCKS..............................            4,098,885,635           98.8%
                                                            --------------           -----

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
    Other Securities.............................               34,254,167            0.9%
                                                            --------------           -----
TOTAL PREFERRED STOCKS...........................               34,254,167            0.9%
                                                            --------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities...............            $       55,356            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                    55,356            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             4,133,195,158
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund. 30,261,802    350,189,570            8.4%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,879,139,342)............              $4,483,384,728          108.1%
                                                 ==============          ======

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                  LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ---------- -------------- ------- --------------
Common Stocks
 Austria........................         -- $  138,279,857   --    $  138,279,857
 Belgium........................         --    191,665,701   --       191,665,701
 Denmark........................         --    204,041,200   --       204,041,200
 Finland........................         --    292,384,682   --       292,384,682
 France.........................         --    560,060,154   --       560,060,154
 Germany........................ $1,885,545    688,791,414   --       690,676,959
 Ireland........................         --     53,214,050   --        53,214,050
 Israel.........................         --     82,999,079   --        82,999,079
 Italy..........................         --    384,200,643   --       384,200,643
 Netherlands....................         --    210,353,802   --       210,353,802
 Norway.........................         --    118,249,011   --       118,249,011
 Portugal.......................         --     41,152,687   --        41,152,687
 Spain..........................         --    242,637,232   --       242,637,232
 Sweden.........................    124,117    348,347,044   --       348,471,161
 Switzerland....................         --    540,499,417   --       540,499,417
Preferred Stocks
 Germany........................         --     34,254,167   --        34,254,167
Rights/Warrants
 Spain..........................         --         55,356   --            55,356
Securities Lending Collateral...         --    350,189,570   --       350,189,570
                                 ---------- --------------   --    --------------
TOTAL........................... $2,009,662 $4,481,375,066   --    $4,483,384,728
                                 ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (81.3%)
Consumer Discretionary -- (7.7%)
    Cineplex, Inc..........................   318,474 $ 12,109,278            1.3%
#   Corus Entertainment, Inc. Class B......   740,938    6,115,100            0.7%
#   Enercare, Inc..........................   509,859    7,366,784            0.8%
#*  IMAX Corp..............................   259,917    7,862,489            0.9%
    Linamar Corp...........................   144,412    5,873,164            0.6%
    Other Securities.......................             49,050,359            5.2%
                                                      ------------           -----
Total Consumer Discretionary...............             88,377,174            9.5%
                                                      ------------           -----
Consumer Staples -- (3.6%)
    Cott Corp..............................   600,036    7,868,958            0.9%
    Premium Brands Holdings Corp...........   132,462    6,410,280            0.7%
    Other Securities.......................             26,731,797            2.8%
                                                      ------------           -----
Total Consumer Staples.....................             41,011,035            4.4%
                                                      ------------           -----
Energy -- (19.2%)
*   Advantage Oil & Gas, Ltd............... 1,100,531    7,425,487            0.8%
#   Enbridge Income Fund Holdings, Inc.....   251,755    6,389,130            0.7%
#   Gibson Energy, Inc.....................   702,339    8,812,619            0.9%
#   Mullen Group, Ltd......................   536,825    7,440,227            0.8%
*   Parex Resources, Inc...................   765,891    8,810,630            0.9%
#   Parkland Fuel Corp.....................   474,825   11,090,932            1.2%
#   Precision Drilling Corp................ 1,736,481    7,741,860            0.8%
*   Raging River Exploration, Inc.......... 1,087,151    8,713,095            0.9%
    ShawCor, Ltd...........................   319,981    8,003,700            0.9%
#   Veresen, Inc........................... 1,597,192   14,467,966            1.6%
#   Whitecap Resources, Inc................ 1,466,035   11,716,913            1.3%
    Other Securities.......................            119,454,762           12.8%
                                                      ------------           -----
Total Energy...............................            220,067,321           23.6%
                                                      ------------           -----
Financials -- (4.8%)
#   Canadian Western Bank..................   441,032    8,368,198            0.9%
#   Home Capital Group, Inc................   325,263    6,438,330            0.7%
    Laurentian Bank of Canada..............   196,746    7,271,080            0.8%
    TMX Group, Ltd.........................   191,063    8,815,991            0.9%
    Other Securities.......................             24,707,351            2.7%
                                                      ------------           -----
Total Financials...........................             55,600,950            6.0%
                                                      ------------           -----
Health Care -- (1.3%)
    Other Securities.......................             14,491,248            1.5%
                                                      ------------           -----
Industrials -- (10.3%)
    MacDonald Dettwiler & Associates, Ltd..   172,507    9,873,527            1.1%
    New Flyer Industries, Inc..............   254,471    7,114,488            0.8%
    Russel Metals, Inc.....................   362,155    5,764,564            0.6%
#   Stantec, Inc...........................   410,229    9,126,395            1.0%
    Toromont Industries, Ltd...............   390,325   11,465,597            1.2%
    TransForce, Inc........................   474,880   10,773,577            1.2%
    Westshore Terminals Investment Corp....   318,149    6,136,222            0.7%
    Other Securities.......................             57,383,009            6.0%
                                                      ------------           -----
Total Industrials..........................            117,637,379           12.6%
                                                      ------------           -----
Information Technology -- (3.1%)
    Other Securities.......................             35,787,691            3.8%
                                                      ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Materials -- (23.7%)
      Alamos Gold, Inc. Class A..........  1,545,462 $   12,121,272            1.3%
*     B2Gold Corp........................  5,268,073     15,239,039            1.6%
*     Endeavour Mining Corp..............    316,838      6,188,881            0.7%
*     Fortuna Silver Mines, Inc..........    876,406      5,991,682            0.6%
      HudBay Minerals, Inc...............  1,398,004      5,888,856            0.6%
*     IAMGOLD Corp.......................  2,443,241      9,781,707            1.1%
*     Lundin Mining Corp.................  2,567,823     10,050,750            1.1%
#     Methanex Corp......................    267,966      9,739,314            1.0%
*     New Gold, Inc......................  2,668,183     10,523,140            1.1%
      OceanaGold Corp....................  3,061,665      9,358,702            1.0%
      Pan American Silver Corp...........    990,673     15,820,633            1.7%
*     SEMAFO, Inc........................  1,661,946      6,517,435            0.7%
#*    Silver Standard Resources, Inc.....    760,590      8,347,040            0.9%
#     Stella-Jones, Inc..................    204,600      7,260,837            0.8%
      West Fraser Timber Co., Ltd........    213,500      7,309,267            0.8%
      Other Securities...................               131,140,488           14.1%
                                                     --------------          ------
Total Materials..........................               271,279,043           29.1%
                                                     --------------          ------
Real Estate -- (1.6%)
      FirstService Corp..................    160,533      6,504,860            0.7%
      Other Securities...................                12,104,751            1.3%
                                                     --------------          ------
Total Real Estate........................                18,609,611            2.0%
                                                     --------------          ------
Telecommunication Services -- (0.4%)
      Other Securities...................                 4,507,968            0.5%
                                                     --------------          ------
Utilities -- (5.6%)
      Algonquin Power & Utilities Corp...  1,173,558     10,368,048            1.1%
      Capital Power Corp.................    523,509      8,059,689            0.9%
#     Northland Power, Inc...............    536,896      9,606,728            1.0%
      Superior Plus Corp.................    702,443      6,253,015            0.7%
      TransAlta Corp.....................  1,446,740      6,374,587            0.7%
      Other Securities...................                23,050,047            2.4%
                                                     --------------          ------
Total Utilities..........................                63,712,114            6.8%
                                                     --------------          ------
TOTAL COMMON STOCKS......................               931,081,534           99.8%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............               931,081,534
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund..... 18,505,165    214,141,764           22.9%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,376,781,398)..................             $1,145,223,298          122.7%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                 ------------ ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $ 88,194,376 $    182,798   --    $   88,377,174
 Consumer Staples...............   41,011,035           --   --        41,011,035
 Energy.........................  220,008,340       58,981   --       220,067,321
 Financials.....................   55,600,950           --   --        55,600,950
 Health Care....................   14,491,248           --   --        14,491,248
 Industrials....................  117,637,379           --   --       117,637,379
 Information Technology.........   35,787,691           --   --        35,787,691
 Materials......................  271,278,805          238   --       271,279,043
 Real Estate....................   18,609,611           --   --        18,609,611
 Telecommunication Services.....    4,507,968           --   --         4,507,968
 Utilities......................   63,712,114           --   --        63,712,114
Securities Lending Collateral...           --  214,141,764   --       214,141,764
                                 ------------ ------------   --    --------------
TOTAL                            $930,839,517 $214,383,781   --    $1,145,223,298
                                 ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                                SHARES     VALUE++    OF NET ASSETS**
                                                                ------     -------    ---------------
COMMON STOCKS -- (94.0%)
BRAZIL -- (5.8%)
     AMBEV SA ADR............................................  5,984,451 $ 35,308,261            0.7%
     Cielo SA................................................  1,506,864   15,295,240            0.3%
     Other Securities........................................             242,707,051            4.9%
                                                                         ------------           -----
TOTAL BRAZIL.................................................             293,310,552            5.9%
                                                                         ------------           -----

CHILE -- (1.4%)
     Other Securities........................................              73,612,527            1.5%
                                                                         ------------           -----

CHINA -- (14.8%)
     Bank of China, Ltd. Class H............................. 63,274,181   28,354,360            0.6%
     China Construction Bank Corp. Class H................... 69,895,590   51,041,026            1.0%
     China Mobile, Ltd. Sponsored ADR........................    918,178   52,730,963            1.1%
     CNOOC, Ltd. Sponsored ADR...............................    127,716   16,025,804            0.3%
     Industrial & Commercial Bank of China, Ltd. Class H..... 71,229,185   42,754,557            0.9%
     Ping An Insurance Group Co. of China, Ltd. Class H......  4,622,500   24,330,600            0.5%
     Tencent Holdings, Ltd...................................  4,351,400  115,322,199            2.3%
     Other Securities........................................             424,183,224            8.4%
                                                                         ------------           -----
TOTAL CHINA..................................................             754,742,733           15.1%
                                                                         ------------           -----

COLOMBIA -- (0.5%)
     Other Securities........................................              23,941,405            0.5%
                                                                         ------------           -----

CZECH REPUBLIC -- (0.2%)
     Other Securities........................................               9,825,802            0.2%
                                                                         ------------           -----

EGYPT -- (0.2%)
     Other Securities........................................               8,164,964            0.2%
                                                                         ------------           -----

GREECE -- (0.2%)
     Other Securities........................................              12,197,777            0.2%
                                                                         ------------           -----

HUNGARY -- (0.4%)
     Other Securities........................................              19,420,220            0.4%
                                                                         ------------           -----

INDIA -- (12.2%)
     HDFC Bank, Ltd..........................................  1,441,144   27,008,537            0.5%
     Housing Development Finance Corp., Ltd..................  1,095,932   22,624,895            0.5%
     Infosys, Ltd............................................  1,886,232   28,287,791            0.6%
     ITC, Ltd................................................  4,896,443   17,714,670            0.4%
     Reliance Industries, Ltd................................  1,625,226   25,537,646            0.5%
     Tata Consultancy Services, Ltd..........................    720,066   25,774,900            0.5%
     Tata Motors, Ltd........................................  1,952,358   15,521,888            0.3%
     Other Securities........................................             457,000,473            9.1%
                                                                         ------------           -----
TOTAL INDIA..................................................             619,470,800           12.4%
                                                                         ------------           -----

INDONESIA -- (3.2%)
     Astra International Tbk PT.............................. 23,646,410   14,918,699            0.3%
     Bank Central Asia Tbk PT................................ 15,447,700   18,366,468            0.4%
     Other Securities........................................             131,751,393            2.6%
                                                                         ------------           -----
TOTAL INDONESIA..............................................             165,036,560            3.3%
                                                                         ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                              ------     -------    ---------------
MALAYSIA -- (3.5%)
    Public Bank Bhd........................................  3,537,614 $ 16,744,498            0.3%
    Tenaga Nasional Bhd....................................  4,375,250   14,949,608            0.3%
    Other Securities.......................................             149,025,914            3.0%
                                                                       ------------           -----
TOTAL MALAYSIA.............................................             180,720,020            3.6%
                                                                       ------------           -----

MEXICO -- (5.0%)
    America Movil S.A.B. de C.V. Series L.................. 46,329,297   30,688,471            0.6%
#   Fomento Economico Mexicano S.A.B. de C.V...............  1,793,669   17,198,383            0.3%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O........  4,609,848   27,194,225            0.6%
#   Grupo Televisa S.A.B. Series CPO.......................  3,356,577   16,490,754            0.3%
    Wal-Mart de Mexico S.A.B. de C.V.......................  7,054,235   14,921,344            0.3%
    Other Securities.......................................             148,796,657            3.0%
                                                                       ------------           -----
TOTAL MEXICO...............................................             255,289,834            5.1%
                                                                       ------------           -----

PERU -- (0.3%)
    Other Securities.......................................              14,446,744            0.3%
                                                                       ------------           -----

PHILIPPINES -- (1.7%)
    Other Securities.......................................              87,260,101            1.7%
                                                                       ------------           -----

POLAND -- (1.4%)
    Other Securities.......................................              73,590,632            1.5%
                                                                       ------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR.............................  4,944,295   21,319,197            0.4%
    Sberbank of Russia PJSC Sponsored ADR..................  1,818,206   17,220,575            0.4%
    Other Securities.......................................              53,848,767            1.0%
                                                                       ------------           -----
TOTAL RUSSIA...............................................              92,388,539            1.8%
                                                                       ------------           -----

SOUTH AFRICA -- (7.9%)
*   AngloGold Ashanti, Ltd. Sponsored ADR..................  1,637,102   22,493,782            0.5%
    FirstRand, Ltd.........................................  4,730,180   16,961,318            0.3%
    MTN Group, Ltd.........................................  2,516,919   21,739,475            0.4%
    Naspers, Ltd. Class N..................................    370,571   62,063,317            1.2%
    Sasol, Ltd. Sponsored ADR..............................    778,314   21,411,418            0.4%
    Standard Bank Group, Ltd...............................  2,023,352   21,478,453            0.4%
    Steinhoff International Holdings NV....................  3,453,813   18,632,175            0.4%
    Other Securities.......................................             219,673,686            4.5%
                                                                       ------------           -----
TOTAL SOUTH AFRICA.........................................             404,453,624            8.1%
                                                                       ------------           -----

SOUTH KOREA -- (14.3%)
    Hyundai Motor Co.......................................    175,874   21,472,355            0.4%
    KB Financial Group, Inc................................    441,762   16,352,604            0.3%
    NAVER Corp.............................................     33,801   25,288,736            0.5%
    Samsung Electronics Co., Ltd...........................     97,289  139,155,193            2.8%
    Samsung Electronics Co., Ltd. GDR......................     52,509   36,940,669            0.7%
    SK Hynix, Inc..........................................    705,494   25,233,135            0.5%
    Other Securities.......................................             462,680,857            9.3%
                                                                       ------------           -----
TOTAL SOUTH KOREA..........................................             727,123,549           14.5%
                                                                       ------------           -----

TAIWAN -- (15.0%)
#   Hon Hai Precision Industry Co., Ltd.................... 17,267,653   46,642,722            0.9%
    Largan Precision Co., Ltd..............................    133,860   15,792,148            0.3%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 25,188,808  151,166,887            3.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co.,
       Ltd. Sponsored ADR.....................  1,672,158 $   52,004,114            1.1%
      Other Securities........................               499,242,347           10.0%
                                                          --------------          ------
TOTAL TAIWAN..................................               764,848,218           15.3%
                                                          --------------          ------

THAILAND -- (2.7%)
      PTT PCL.................................  1,634,600     16,160,343            0.3%
      Other Securities........................               121,889,382            2.5%
                                                          --------------          ------
TOTAL THAILAND................................               138,049,725            2.8%
                                                          --------------          ------

TURKEY -- (1.5%)
      Other Securities........................                74,744,642            1.5%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             4,792,638,968           95.9%
                                                          --------------          ------

PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
      Banco Bradesco SA.......................  2,388,514     25,022,528            0.5%
      Itau Unibanco Holding SA................  4,317,027     51,934,159            1.0%
*     Petroleo Brasileiro SA..................  2,825,761     15,660,311            0.3%
*     Petroleo Brasileiro SA Sponsored ADR....  1,440,006     15,926,466            0.3%
      Vale SA.................................  2,522,202     16,301,074            0.3%
      Other Securities........................                29,792,502            0.7%
                                                          --------------          ------
TOTAL BRAZIL..................................               154,637,040            3.1%
                                                          --------------          ------

CHILE -- (0.0%)
      Other Securities........................                   461,858            0.0%
                                                          --------------          ------

COLOMBIA -- (0.1%)
      Other Securities........................                 5,642,477            0.1%
                                                          --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities........................                   309,189            0.0%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................               161,050,564            3.2%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities........................                   415,149            0.0%
                                                          --------------          ------
TOTAL RIGHTS/WARRANTS.........................                   415,149            0.0%
                                                          --------------          ------
TOTAL INVESTMENT SECURITIES...................             4,954,104,681
                                                          --------------

                                                             VALUE+
                                                             ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund.......... 12,413,368    143,647,490            2.9%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,047,616,277).......................             $5,097,752,171          102.0%
                                                          ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
 Brazil......................... $  293,310,552              --   --    $  293,310,552
 Chile..........................     36,556,767  $   37,055,760   --        73,612,527
 China..........................    123,639,714     631,103,019   --       754,742,733
 Colombia.......................     23,941,405              --   --        23,941,405
 Czech Republic.................             --       9,825,802   --         9,825,802
 Egypt..........................        656,731       7,508,233   --         8,164,964
 Greece.........................             --      12,197,777   --        12,197,777
 Hungary........................             --      19,420,220   --        19,420,220
 India..........................     32,757,639     586,713,161   --       619,470,800
 Indonesia......................      6,392,992     158,643,568   --       165,036,560
 Malaysia.......................             --     180,720,020   --       180,720,020
 Mexico.........................    255,289,834              --   --       255,289,834
 Peru...........................     14,446,744              --   --        14,446,744
 Philippines....................      1,591,367      85,668,734   --        87,260,101
 Poland.........................             --      73,590,632   --        73,590,632
 Russia.........................        880,891      91,507,648   --        92,388,539
 South Africa...................     55,870,231     348,583,393   --       404,453,624
 South Korea....................     24,723,258     702,400,291   --       727,123,549
 Taiwan.........................     61,828,890     703,019,328   --       764,848,218
 Thailand.......................    138,049,725              --   --       138,049,725
 Turkey.........................        592,181      74,152,461   --        74,744,642
Preferred Stocks
 Brazil.........................    154,637,040              --   --       154,637,040
 Chile..........................             --         461,858   --           461,858
 Colombia.......................      5,642,477              --   --         5,642,477
 South Korea....................        309,189              --   --           309,189
Rights/Warrants
 South Korea....................             --         415,149   --           415,149
Securities Lending Collateral...             --     143,647,490   --       143,647,490
Futures Contracts**.............       (265,685)             --   --          (265,685)
                                 --------------  --------------   --    --------------
TOTAL........................... $1,230,851,942  $3,866,634,544   --    $5,097,486,486
                                 ==============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
COMMON STOCKS -- (87.8%)
BRAZIL -- (8.3%)
*   BR Malls Participacoes SA..........  6,998,232 $ 28,019,237            0.5%
    CETIP SA - Mercados Organizados....    945,300   13,288,099            0.3%
*   Cia Siderurgica Nacional SA........  5,779,408   19,445,752            0.4%
    Duratex SA.........................  3,935,733   10,628,452            0.2%
    EDP - Energias do Brasil SA........  3,450,314   16,592,205            0.3%
    Equatorial Energia SA..............  2,273,758   40,560,082            0.7%
    Estacio Participacoes SA...........  3,477,890   20,167,840            0.4%
    Fleury SA..........................    899,506   11,906,055            0.2%
    Localiza Rent a Car SA.............  1,649,975   20,485,122            0.4%
    MRV Engenharia e Participacoes SA..  3,532,380   13,678,013            0.3%
    Multiplan Empreendimentos
     Imobiliarios SA...................    592,100   11,899,503            0.2%
    Odontoprev SA......................  2,908,696   10,934,947            0.2%
    Qualicorp SA.......................  2,415,505   15,543,381            0.3%
*   Rumo Logistica Operadora
     Multimodal SA.....................  6,787,474   15,182,508            0.3%
    Sao Martinho SA....................    661,862   13,181,255            0.3%
    Sul America SA.....................  2,810,065   16,964,268            0.3%
    Totvs SA...........................  1,287,326   11,679,501            0.2%
    Transmissora Alianca de Energia
     Eletrica SA.......................  1,918,518   12,471,569            0.2%
    Other Securities...................             202,885,715            3.5%
                                                   ------------           -----
TOTAL BRAZIL...........................             505,513,504            9.2%
                                                   ------------           -----

CHILE -- (1.6%)
    Engie Energia Chile SA.............  5,731,371   10,171,435            0.2%
    Parque Arauco SA...................  7,641,107   18,948,786            0.4%
    Vina Concha y Toro SA..............  5,623,245    9,803,867            0.2%
    Other Securities...................              60,347,589            1.0%
                                                   ------------           -----
TOTAL CHILE............................              99,271,677            1.8%
                                                   ------------           -----

CHINA -- (12.5%)
#   GCL-Poly Energy Holdings, Ltd...... 80,160,000   10,804,244            0.2%
#   GOME Electrical Appliances
     Holding, Ltd...................... 84,442,000   10,640,930            0.2%
    Kingboard Chemical Holdings, Ltd...  4,301,921   12,716,703            0.2%
    Minth Group, Ltd...................  2,797,000    9,902,300            0.2%
    Shenzhen International Holdings,
     Ltd...............................  7,240,222   11,180,429            0.2%
#   Sunac China Holdings, Ltd.......... 14,681,000   10,019,548            0.2%
    Other Securities...................             698,392,014           12.6%
                                                   ------------           -----
TOTAL CHINA............................             763,656,168           13.8%
                                                   ------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................              10,672,364            0.2%
                                                   ------------           -----

GREECE -- (0.3%)
    Other Securities...................              18,832,908            0.3%
                                                   ------------           -----

HONG KONG -- (0.1%)
    Other Securities...................               3,501,421            0.1%
                                                   ------------           -----

HUNGARY -- (0.1%)
    Other Securities...................               3,410,822            0.1%
                                                   ------------           -----

INDIA -- (13.6%)
    Arvind, Ltd........................  1,766,630   11,011,026            0.2%
    Berger Paints India, Ltd...........  2,563,663    9,940,850            0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
INDIA -- (Continued)
    Federal Bank, Ltd.................. 8,408,191 $   10,356,427            0.2%
    TVS Motor Co., Ltd................. 2,133,665     13,107,680            0.2%
    Other Securities...................              787,839,019           14.3%
                                                  --------------           -----
TOTAL INDIA............................              832,255,002           15.1%
                                                  --------------           -----

INDONESIA -- (3.3%)
    Other Securities...................              201,825,238            3.6%
                                                  --------------           -----

MALAYSIA -- (3.9%)
    Other Securities...................              237,523,653            4.3%
                                                  --------------           -----

MEXICO -- (3.1%)
#   Alsea S.A.B. de C.V................ 6,071,804     22,654,019            0.4%
#   Banregio Grupo Financiero S.A.B.
     de C.V............................ 2,236,173     14,657,398            0.3%
    Gentera S.A.B. de C.V.............. 7,327,998     14,453,614            0.3%
#   Grupo Aeroportuario del Centro
     Norte S.A.B. de C.V............... 2,202,376     12,852,340            0.2%
#*  Industrias CH S.A.B. de C.V.
     Series B.......................... 2,280,755     10,775,695            0.2%
    Other Securities...................              115,570,171            2.1%
                                                  --------------           -----
TOTAL MEXICO...........................              190,963,237            3.5%
                                                  --------------           -----

PHILIPPINES -- (1.6%)
    Other Securities...................               97,508,208            1.8%
                                                  --------------           -----

POLAND -- (1.8%)
    Other Securities...................              108,866,211            2.0%
                                                  --------------           -----

SOUTH AFRICA -- (7.0%)
    AVI, Ltd........................... 3,346,741     23,508,782            0.4%
    Barloworld, Ltd.................... 2,216,736     14,318,310            0.3%
#   Clicks Group, Ltd.................. 2,666,173     24,871,462            0.5%
    EOH Holdings, Ltd.................. 1,098,252     13,028,837            0.2%
    Foschini Group, Ltd. (The)......... 1,564,234     16,079,708            0.3%
    Imperial Holdings, Ltd.............   840,996     10,622,362            0.2%
    JSE, Ltd...........................   892,197     10,394,209            0.2%
*   Northam Platinum, Ltd.............. 3,640,843     13,265,319            0.2%
#   Pick n Pay Stores, Ltd............. 2,069,376     10,139,102            0.2%
*   Sappi, Ltd......................... 4,082,585     22,716,560            0.4%
    SPAR Group, Ltd. (The)............. 1,141,280     16,180,895            0.3%
*   Super Group, Ltd................... 3,398,200     10,029,578            0.2%
    Other Securities...................              243,434,810            4.4%
                                                  --------------           -----
TOTAL SOUTH AFRICA.....................              428,589,934            7.8%
                                                  --------------           -----

SOUTH KOREA -- (11.8%)
    Other Securities...................              725,273,437           13.1%
                                                  --------------           -----

TAIWAN -- (13.4%)
    Other Securities...................              818,271,016           14.8%
                                                  --------------           -----

THAILAND -- (3.4%)
    Other Securities...................              209,076,777            3.8%
                                                  --------------           -----

TURKEY -- (1.8%)
    Other Securities...................              111,238,430            2.0%
                                                  --------------           -----
TOTAL COMMON STOCKS....................            5,366,250,007           97.3%
                                                  --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
      Cia Energetica de Minas Gerais.....  3,890,229 $   11,882,748            0.2%
      Cia Paranaense de Energia..........    857,600      9,819,950            0.2%
      Other Securities...................                72,927,385            1.3%
                                                     --------------          ------
TOTAL BRAZIL.............................                94,630,083            1.7%
                                                     --------------          ------

CHILE -- (0.1%)
      Other Securities...................                 3,498,995            0.1%
                                                     --------------          ------

COLOMBIA -- (0.0%)
      Other Securities...................                 2,105,056            0.0%
                                                     --------------          ------
TOTAL PREFERRED STOCKS...................               100,234,134            1.8%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                   107,121            0.0%
                                                     --------------          ------

BRAZIL -- (0.0%)
      Other Securities...................                     4,731            0.0%
                                                     --------------          ------

CHINA -- (0.0%)
      Other Securities...................                     4,888            0.0%
                                                     --------------          ------

INDIA -- (0.0%)
      Other Securities...................                   498,840            0.0%
                                                     --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...................                     9,793            0.0%
                                                     --------------          ------

TAIWAN -- (0.0%)
      Other Securities...................                     1,020            0.0%
                                                     --------------          ------

THAILAND -- (0.0%)
      Other Securities...................                     2,151            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   628,544            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             5,467,112,685
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@  DFA Short Term Investment Fund..... 56,051,755    648,630,910           11.8%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $5,926,075,685)..................             $6,115,743,595          110.9%
                                                     ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Brazil......................... $  505,513,504             --   --    $  505,513,504
 Chile..........................      1,048,175 $   98,223,502   --        99,271,677
 China..........................      1,165,199    762,490,969   --       763,656,168
 Colombia.......................     10,672,364             --   --        10,672,364
 Greece.........................             --     18,832,908   --        18,832,908
 Hong Kong......................             --      3,501,421   --         3,501,421
 Hungary........................             --      3,410,822   --         3,410,822
 India..........................      2,752,926    829,502,076   --       832,255,002
 Indonesia......................      2,884,712    198,940,526   --       201,825,238
 Malaysia.......................         43,667    237,479,986   --       237,523,653
 Mexico.........................    190,963,237             --   --       190,963,237
 Philippines....................             --     97,508,208   --        97,508,208
 Poland.........................             --    108,866,211   --       108,866,211
 South Africa...................      9,109,799    419,480,135   --       428,589,934
 South Korea....................      1,107,997    724,165,440   --       725,273,437
 Taiwan.........................      1,012,253    817,258,763   --       818,271,016
 Thailand.......................    208,832,059        244,718   --       209,076,777
 Turkey.........................             --    111,238,430   --       111,238,430
Preferred Stocks
 Brazil.........................     94,630,083             --   --        94,630,083
 Chile..........................             --      3,498,995   --         3,498,995
 Colombia.......................      2,105,056             --   --         2,105,056
Rights/Warrants
 Australia......................             --        107,121   --           107,121
 Brazil.........................             --          4,731   --             4,731
 China..........................             --          4,888   --             4,888
 India..........................             --        498,840   --           498,840
 South Korea....................             --          9,793   --             9,793
 Taiwan.........................             --          1,020   --             1,020
 Thailand.......................             --          2,151   --             2,151
Securities Lending Collateral...             --    648,630,910   --       648,630,910
Futures Contracts**.............        288,905             --   --           288,905
                                 -------------- --------------   --    --------------
TOTAL........................... $1,032,129,936 $5,083,902,564   --    $6,116,032,500
                                 ============== ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,407,685, $362,128,
 $271,364 and $262,488 of securities on loan,
 respectively)....................................................  $20,729,659    $ 9,665,735   $3,107,991   $1,545,386
Temporary Cash Investments at Value & Cost........................      200,994             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $820,520, $370,043, $280,916 and
 $261,799)........................................................      820,651        370,103      280,962      261,843
Segregated Cash for Futures Contracts.............................        6,012          1,176           --           --
Foreign Currencies at Value.......................................           --          9,101        2,507        2,689
Cash..............................................................           --         17,431        1,795          392
Receivables:
  Investment Securities Sold......................................       56,993             --        4,478        6,989
  Dividends, Interest and Tax Reclaims............................       22,805         38,076       19,244        1,409
  Securities Lending Income.......................................          228            158          684          420
  Futures Margin Variation........................................           --             13           --           --
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   21,837,342     10,101,793    3,417,661    1,819,128
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      820,496        370,018      280,889      261,796
  Investment Securities Purchased.................................       97,218             --        3,734        1,368
  Due to Advisor..................................................        1,787          1,649          261          134
  Futures Margin Variation........................................          247             --           --           --
Accrued Expenses and Other Liabilities............................        1,026            586          183           94
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      920,774        372,253      285,067      263,392
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $20,916,568    $ 9,729,540   $3,132,594   $1,555,736
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $15,139,595    $ 9,675,856   $2,683,628   $1,595,952
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $     9,131   $    2,500   $    2,692
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*      SERIES    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $53,170,
 $327,025, $202,280, $212,759 and
 $954,168 of securities on loan,
 respectively)..............................  $1,669,112   $4,133,195   $  931,082    $4,954,105     $5,467,113
Collateral from Securities on Loan Invested
 in Affiliate at Value (including cost of
 $56,574, $350,137, $214,106, $143,624
 and $648,523)..............................      56,584      350,190      214,142       143,647        648,631
Segregated Cash for Futures Contracts.......          --           --           --         1,298            940
Foreign Currencies at Value.................       5,978        1,645          279        38,502         19,897
Cash........................................       2,698        5,855        4,248         2,268         17,857
Receivables:
  Investment Securities Sold................         936        2,988           55         1,559          3,346
  Dividends, Interest and Tax Reclaims......       4,896        5,730          705         2,882          4,074
  Securities Lending Income.................          93        1,051          375           526          3,868
  Futures Margin Variation..................          --           --           --           149            108
Unrealized Gain on Foreign Currency
 Contracts..................................          --           --            1            --             --
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   1,740,297    4,500,654    1,150,887     5,144,936      6,165,834
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      56,573      350,129      214,100       143,617        648,523
  Investment Securities Purchased...........          --        1,969        3,384         2,758            332
  Due to Advisor............................         148          359           81           424            942
Unrealized Loss on Foreign Currency
 Contracts..................................          --           --            5            --             --
Accrued Expenses and Other Liabilities......         111          272           53           406            390
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................      56,832      352,729      217,623       147,205        650,187
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $1,683,465   $4,147,925   $  933,264    $4,997,731     $5,515,647
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,633,790   $3,529,003   $1,162,676    $3,903,992     $5,277,553
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    5,962   $    1,647   $      279    $   38,157     $   20,038
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE JAPANESE   THE ASIA
                                                                THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                               LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                              VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                              ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $20, $27,352,
   $5,758 and $1,317, respectively)..........................   $482,647     $ 341,886     $ 52,010     $ 52,135
  Income from Securities Lending.............................      3,444         9,676        5,693        5,042
                                                                --------     ---------     --------     --------
     Total Investment Income.................................    486,091       351,562       57,703       57,177
                                                                --------     ---------     --------     --------
EXPENSES
  Investment Management Fees.................................     19,402        17,844        2,725        1,385
  Accounting & Transfer Agent Fees...........................        954           449          138           78
  Custodian Fees.............................................        190           771          441          250
  Shareholders' Reports......................................         81            38           11            5
  Directors'/Trustees' Fees & Expenses.......................        134            62           19            9
  Professional Fees..........................................        361           265           54           27
  Other......................................................        531           339          104           54
                                                                --------     ---------     --------     --------
     Total Expenses..........................................     21,653        19,768        3,492        1,808
                                                                --------     ---------     --------     --------
  Fees Paid Indirectly (Note C)..............................         --          (212)         (15)         (10)
                                                                --------     ---------     --------     --------
  Net Expenses...............................................     21,653        19,556        3,477        1,798
                                                                --------     ---------     --------     --------
  NET INVESTMENT INCOME (LOSS)...............................    464,438       332,006       54,226       55,379
                                                                --------     ---------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.............................    567,193      (261,808)     122,152       (8,246)
    Futures..................................................     21,037         5,988           --           --
    Foreign Currency Transactions............................         --         5,590        2,170          309
    Forward Currency Contracts...............................         --             8          (36)         (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............    (57,128)      (32,753)     214,787      168,801
    Futures..................................................     (3,872)         (852)          --           --
    Translation of Foreign Currency Denominated Amounts......         --          (908)        (688)          22
                                                                --------     ---------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................    527,230      (284,735)     338,385      160,868
                                                                --------     ---------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................   $991,668     $  47,271     $392,611     $216,247
                                                                ========     =========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                THE UNITED     THE
                                                 KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                  SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                 COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                  SERIES     SERIES       SERIES       SERIES       SERIES
                                                ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $50, $12,963, $2,757, $15,156 and $12,828,
   respectively)............................... $  79,890   $ 89,305     $ 16,189    $ 110,969     $118,814
  Interest.....................................        --         --           --           55           47
  Income from Securities Lending...............     1,716     14,119        3,503        6,697       38,494
                                                ---------   --------     --------    ---------     --------
     Total Investment Income...................    81,606    103,424       19,692      117,721      157,355
                                                ---------   --------     --------    ---------     --------
EXPENSES
  Investment Management Fees...................     1,820      3,945          747        4,522        9,995
  Accounting & Transfer Agent Fees.............        94        204           37          232          256
  Custodian Fees...............................       106        610           56        1,780        2,557
  Shareholders' Reports........................         8         14            3           18           22
  Directors'/Trustees' Fees & Expenses.........        13         27            5           31           34
  Professional Fees............................        39        183           13          254          171
  Other........................................        76        165           22          172          198
                                                ---------   --------     --------    ---------     --------
     Total Expenses............................     2,156      5,148          883        7,009       13,233
                                                ---------   --------     --------    ---------     --------
  Fees Paid Indirectly (Note C)................       (15)       (36)         (13)         (69)         (69)
                                                ---------   --------     --------    ---------     --------
  Net Expenses.................................     2,141      5,112          870        6,940       13,164
                                                ---------   --------     --------    ---------     --------
  NET INVESTMENT INCOME (LOSS).................    79,465     98,312       18,822      110,781      144,191
                                                ---------   --------     --------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................    71,244    122,507      (24,152)    (106,229)     140,851
    Futures....................................        --        687           --        5,752        4,055
    Foreign Currency Transactions..............    (1,277)      (394)         229          975          457
    Forward Currency Contracts.................        --         (5)          --           (4)        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  (469,059)    27,064      135,836      512,891      400,224
    Futures....................................        --         19           --         (266)         289
    Translation of Foreign Currency
     Denominated Amounts.......................      (215)       (32)          (6)         207          586
                                                ---------   --------     --------    ---------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......  (399,307)   149,846      111,907      413,326      546,346
                                                ---------   --------     --------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................... $(319,842)  $248,158     $130,729    $ 524,107     $690,537
                                                =========   ========     ========    =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                        THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                 SERIES                 VALUE SERIES           COMPANY SERIES
                                        ------------------------  -----------------------  ----------------------
                                            YEAR         YEAR        YEAR         YEAR        YEAR        YEAR
                                           ENDED        ENDED       ENDED        ENDED       ENDED       ENDED
                                          OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                            2016         2015        2016         2015        2016        2015
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   464,438  $   413,724  $  332,006  $   313,826  $   54,226  $   43,264
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........     567,193      858,150    (261,808)     244,684     122,152      69,828
    Futures............................      21,037          (43)      5,988           --          --          --
    Foreign Currency
     Transactions......................          --           --       5,590       (5,879)      2,170      (1,869)
    Forward Currency Contracts.........          --           --           8           --         (36)         --
    In-Kind Redemptions................          --           --          --           --          --      27,130
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency..................     (57,128)  (1,018,426)    (32,753)  (1,034,230)    214,787      85,013
    Futures............................      (3,872)          --        (852)          --          --          --
    Translation of Foreign Currency
     Denominated Amounts...............          --           --        (908)         654        (688)        382
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations.......................     991,668      253,405      47,271     (480,945)    392,611     223,748
                                        -----------  -----------  ----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions........................   1,812,211    1,769,181   1,394,282    1,070,207     224,138     102,092
  Withdrawals..........................    (981,368)  (1,305,211)   (939,918)    (705,023)   (115,843)   (199,561)
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.........     830,843      463,970     454,364      365,184     108,295     (97,469)
                                        -----------  -----------  ----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.......................   1,822,511      717,375     501,635     (115,761)    500,906     126,279
NET ASSETS
  Beginning of Year....................  19,094,057   18,376,682   9,227,905    9,343,666   2,631,688   2,505,409
                                        -----------  -----------  ----------  -----------  ----------  ----------
  End of Year.......................... $20,916,568  $19,094,057  $9,729,540  $ 9,227,905  $3,132,594  $2,631,688
                                        ===========  ===========  ==========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2016        2015        2016         2015        2016        2015
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   55,379  $   54,891  $   79,465   $   71,555  $   98,312  $   82,887
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     (8,246)    (15,143)     71,244       82,685     122,507     115,635
    Futures...............................         --          --          --           --         687      (4,875)
    Foreign Currency Transactions.........        309        (913)     (1,277)         144        (394)     (1,002)
    Forward Currency Contracts............        (18)         --          --           --          (5)         --
    In-Kind Redemptions...................         --      18,027          --       42,293          --      58,734
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    168,801    (224,570)   (469,059)        (104)     27,064      55,052
    Futures...............................         --          --          --           --          19         (19)
    Translation of Foreign Currency
     Denominated Amounts..................         22         (13)       (215)          86         (32)        (57)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    216,247    (167,721)   (319,842)     196,659     248,158     306,355
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    137,711     119,899     112,811       12,907     441,553     454,912
  Withdrawals.............................    (26,496)   (177,690)   (193,617)    (121,351)   (195,529)   (259,801)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    111,215     (57,791)    (80,806)    (108,444)    246,024     195,111
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    327,462    (225,512)   (400,648)      88,215     494,182     501,466
NET ASSETS
  Beginning of Year.......................  1,228,274   1,453,786   2,084,113    1,995,898   3,653,743   3,152,277
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,555,736  $1,228,274  $1,683,465   $2,084,113  $4,147,925  $3,653,743
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL   THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES            SERIES             SMALL CAP SERIES
                                           -------------------  ----------------------  ----------------------
                                             YEAR       YEAR       YEAR        YEAR        YEAR        YEAR
                                            ENDED      ENDED      ENDED       ENDED       ENDED       ENDED
                                           OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2016       2015       2016        2015        2016        2015
                                           --------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $ 18,822  $  19,902  $  110,781  $  101,691  $  144,191  $  134,189
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........  (24,152)    (9,138)   (106,229)    (99,010)    140,851      49,962
    Futures...............................       --         --       5,752       2,478       4,055          --
    Foreign Currency Transactions.........      229        149         975      (2,204)        457      (4,548)
    Forward Currency Contracts............       --         --          (4)         --        (116)         --
    In-Kind Redemptions...................       --      8,042          --          --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................  135,836   (228,267)    512,891    (686,412)    400,224    (693,734)
    Futures...............................       --         --        (266)         --         289          --
    Translation of Foreign Currency
     Denominated Amounts..................       (6)        11         207         (95)        586        (241)
                                           --------  ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................  130,729   (209,301)    524,107    (683,552)    690,537    (514,372)
                                           --------  ---------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................  187,903     20,480     471,019   1,463,845     448,086     792,529
  Withdrawals.............................   (8,500)   (37,476)   (400,950)   (562,189)   (521,283)   (301,288)
                                           --------  ---------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............  179,403    (16,996)     70,069     901,656     (73,197)    491,241
                                           --------  ---------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  310,132   (226,297)    594,176     218,104     617,340     (23,131)
NET ASSETS
  Beginning of Year.......................  623,132    849,429   4,403,555   4,185,451   4,898,307   4,921,438
                                           --------  ---------  ----------  ----------  ----------  ----------
  End of Year............................. $933,264  $ 623,132  $4,997,731  $4,403,555  $5,515,647  $4,898,307
                                           ========  =========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $68 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                            THE U.S. LARGE CAP VALUE SERIES
                          ------------------------------------------------------------------
                              YEAR          YEAR          YEAR          YEAR         YEAR
                             ENDED         ENDED         ENDED         ENDED        ENDED
                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                              2016          2015          2014          2013         2012
---------------------------------------------------------------------------------------------
Total Return.............        4.75%         1.32%        15.67%        35.68%       18.31%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $20,916,568   $19,094,057   $18,376,682   $14,838,988  $10,589,152
Ratio of Expenses to
 Average Net Assets......        0.11%         0.11%         0.11%         0.11%        0.12%
Ratio of Net Investment
 Income to Average Net
 Assets..................        2.39%         2.20%         1.90%         1.98%        2.15%
Portfolio Turnover Rate..          15%           16%           15%           15%          10%
---------------------------------------------------------------------------------------------

                                          THE DFA INTERNATIONAL VALUE SERIES
                          ------------------------------------------------------------------
                              YEAR          YEAR          YEAR          YEAR         YEAR
                             ENDED         ENDED         ENDED         ENDED        ENDED
                            OCT. 31,      OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                              2016          2015          2014          2013         2012
---------------------------------------------------------------------------------------------
Total Return.............       (0.10)%       (5.35)%       (0.72)%       28.18%        3.17%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)............. $ 9,729,540   $ 9,227,905   $ 9,343,666   $ 8,792,130  $ 7,238,249
Ratio of Expenses to
 Average Net Assets......        0.22%         0.22%         0.22%         0.22%        0.24%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly).............        0.22%         0.22%         0.22%         0.22%        0.24%
Ratio of Net Investment
 Income to Average Net
 Assets..................        3.72%         3.31%         4.50%         3.20%        3.75%
Portfolio Turnover Rate..          17%           21%           17%           15%          14%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS



                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      14.53%       9.04%       2.46%      30.62%       0.54%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,132,594  $2,631,688  $2,505,409  $2,281,624  $1,686,731
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       1.99%       1.69%       1.71%       1.87%       2.17%
Portfolio Turnover Rate......................................         10%          6%          9%         16%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                          THE ASIA PACIFIC SMALL COMPANY SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                                                ENDED        ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      16.69%     (11.83)%      (3.46)%      10.97%       7.48%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,555,736  $1,228,274   $1,453,786   $1,265,498  $1,003,860
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       4.00%       4.17%        3.96%        4.64%       4.26%
Portfolio Turnover Rate......................................         10%          7%           7%           9%         18%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................     (15.82)%       9.95%       1.22%      37.42%      23.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,683,465   $2,084,113  $1,995,898  $1,988,287  $1,464,838
Ratio of Expenses to Average Net Assets......................       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.........       4.36%        3.44%       2.98%       3.29%       3.37%
Portfolio Turnover Rate......................................         15%          10%          8%         17%          6%
--------------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.10%       9.81%      (2.25)%      43.67%       2.29%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,147,925  $3,653,743  $3,152,277   $3,217,766  $2,245,179
Ratio of Expenses to Average Net Assets......................       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       2.49%       2.44%       2.40%        2.67%       3.15%
Portfolio Turnover Rate......................................          9%         14%         13%          13%          9%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                         THE CANADIAN SMALL COMPANY SERIES
                           ------------------------------------------------------------
                              YEAR         YEAR         YEAR        YEAR         YEAR
                             ENDED        ENDED        ENDED       ENDED        ENDED
                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                              2016         2015         2014        2013         2012
-----------------------------------------------------------------------------------------
Total Return..............      20.77%     (25.00)%      (3.83)%       5.71%      (2.51)%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $  933,264  $  623,132   $  849,429   $  741,204  $  689,086
Ratio of Expenses to
 Average Net Assets.......       0.12%       0.12%        0.12%        0.13%       0.15%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.12%       0.12%        0.12%        0.13%       0.15%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.52%       2.73%        2.42%        2.99%       2.29%
Portfolio Turnover Rate...          8%         18%           5%          14%         22%
-----------------------------------------------------------------------------------------

                                            THE EMERGING MARKETS SERIES
                           ------------------------------------------------------------
                              YEAR         YEAR         YEAR        YEAR         YEAR
                             ENDED        ENDED        ENDED       ENDED        ENDED
                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                              2016         2015         2014        2013         2012
-----------------------------------------------------------------------------------------
Total Return..............      11.44%     (14.86)%       1.74%        6.99%       4.55%
-----------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).............. $4,997,731  $4,403,555   $4,185,451   $3,766,160  $2,913,307
Ratio of Expenses to
 Average Net Assets.......       0.15%       0.16%        0.15%        0.16%       0.20%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees Paid
 Indirectly)..............       0.15%       0.16%        0.15%        0.16%       0.20%
Ratio of Net Investment
 Income to Average Net
 Assets...................       2.45%       2.39%        2.51%        2.38%       2.55%
Portfolio Turnover Rate...          5%          9%           5%           4%          5%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                            THE EMERGING MARKETS SMALL CAP SERIES
                                 -----------------------------------------------------------
                                    YEAR         YEAR        YEAR        YEAR        YEAR
                                   ENDED        ENDED       ENDED       ENDED       ENDED
                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------
Total Return....................      14.45%      (9.42)%       5.60%       9.41%       7.19%
---------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands).................... $5,515,647  $4,898,307   $4,921,438  $4,091,523  $2,953,350
Ratio of Expenses to Average
 Net Assets.....................       0.26%       0.26%        0.26%       0.29%       0.36%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 Paid Indirectly)...............       0.26%       0.27%        0.26%       0.29%       0.36%
Ratio of Net Investment Income
 to Average Net Assets..........       2.89%       2.62%        2.48%       2.37%       2.48%
Portfolio Turnover Rate.........         18%         18%           9%         11%         13%
---------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS



A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2016, The Emerging Markets Series and Emerging Markets Small Cap Series had significant transfers of securities with a total value of $334,768 and $554,874 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      The U.S. Large Cap Value
                        Series...................... 0.10%
                      The DFA International Value
                        Series...................... 0.20%
                      The Japanese Small Company
                        Series...................... 0.10%
                      The Asia Pacific Small
                        Company Series.............. 0.10%
                      The United Kingdom Small
                        Company Series.............. 0.10%
                      The Continental Small Company
                        Series...................... 0.10%
                      The Canadian Small Company
                        Series...................... 0.10%
                      The Emerging Markets Series... 0.10%
                      The Emerging Markets Small
                        Cap Series.................. 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
         -                                                  ----------
         The DFA International Value Series................    $212
         The Japanese Small Company Series.................      15
         The Asia Pacific Small Company Series.............      10
         The United Kingdom Small Company Series...........      15
         The Continental Small Company Series..............      36
         The Canadian Small Company Series.................      13
         The Emerging Markets Series.......................      69
         The Emerging Markets Small Cap Series.............      69

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

       The U.S. Large Cap Value Series............................. $478
       The DFA International Value Series..........................  321
       The Japanese Small Company Series...........................   75
       The Asia Pacific Small Company Series.......................   39
       The United Kingdom Small Company Series.....................   50
       The Continental Small Company Series........................   95
       The Canadian Small Company Series...........................   23
       The Emerging Markets Series.................................  122
       The Emerging Markets Small Cap Series.......................   97

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES    SALES
                                                   ---------- ----------
        The U.S. Large Cap Value Series........... $4,375,099 $2,884,283
        The DFA International Value Series........  2,247,033  1,472,195
        The Japanese Small Company Series.........    435,288    279,916
        The Asia Pacific Small Company Series.....    305,915    130,653
        The United Kingdom Small Company Series...    317,512    275,930
        The Continental Small Company Series......    698,769    338,855
        The Canadian Small Company Series.........    264,983     63,519
        The Emerging Markets Series...............    408,207    255,204
        The Emerging Markets Small Cap Series.....    921,870    872,555

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET UNREALIZED
                                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                           ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series........... $16,161,109  $6,178,300  $  (588,105)   $5,590,195
The DFA International Value Series........  10,045,899   1,179,180   (1,189,241)      (10,061)
The Japanese Small Company Series.........   2,964,544     692,022     (267,614)      424,408
The Asia Pacific Small Company Series.....   1,857,750     330,139     (380,660)      (50,521)
The United Kingdom Small Company Series...   1,690,364     319,739     (284,407)       35,332
The Continental Small Company Series......   3,879,139   1,155,725     (551,479)      604,246
The Canadian Small Company Series.........   1,376,781     117,905     (349,463)     (231,558)
The Emerging Markets Series...............   4,047,616   1,441,316     (391,180)    1,050,136
The Emerging Markets Small Cap Series.....   5,926,076   1,151,901     (962,233)      189,668

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   12/16/16    1,336   $141,623   $(3,872)    $6,012
                                                                       --------   -------     ------
                                                                       $141,623   $(3,872)    $6,012
                                                                       ========   =======     ======

                                                                              UNREALIZED
                                                EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                       ------------------------ ---------- --------- -------- ---------- ----------
The DFA International
  Value Series........ MINI MSCI EAFE Index(R)   12/16/16     280    $23,320    $(852)     $1,176
                                                                     -------    -----      ------
                                                                     $23,320    $(852)     $1,176
                                                                     =======    =====      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets  MINI MSCI Emerging Markets
  Series.............   Index(R)                   12/16/16     649    $29,319     $(266)     $1,298
                                                                       -------     -----      ------
                                                                       $29,319     $(266)     $1,298
                                                                       =======     =====      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION             DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      --------------------------- ---------- --------- -------- ----------- ----------
The Emerging Markets  MINI MSCI Emerging Markets
  Small Cap Series...   Index(R)                   12/16/16     470    $21,232     $289        $940
                                                                       -------     ----        ----
                                                                       $21,232     $289        $940
                                                                       =======     ====        ====

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                    FORWARD
                                                   CURRENCY
                                                   CONTRACTS FUTURES
                                                   --------- --------
           The U.S. Large Cap Value Series........     --    $108,242
           The DFA International Value Series*....   $402      58,270
           The Asia Pacific Small Company Series*.    341          --
           The Canadian Small Company Series*.....    114          --
           The Emerging Markets Series*...........    141      22,025
           The Emerging Markets Small Cap Series..     --      21,122

* The Series had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                      ASSET DERIVATIVES VALUE
                                                    --------------------------
                                                      TOTAL VALUE
                                                           AT          EQUITY
                                                    OCTOBER 31, 2016 CONTRACTS*
                                                    ---------------- ----------
 The Emerging Markets Small Cap Series.............         289           289

                                                    LIABILITY DERIVATIVES VALUE
                                                    --------------------------
                                                      TOTAL VALUE
                                                           AT          EQUITY
                                                    OCTOBER 31, 2016 CONTRACTS*
                                                    ---------------- ----------
 The U.S. Large Cap Value Series...................      (3,872)       (3,872)
 The DFA International Value Series................        (852)         (852)
 The Emerging Markets Series.......................        (266)         (266)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions

Equity contracts            Net Realized Gain on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                              ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                               TOTAL     CONTRACTS CONTRACTS
                                              -------    --------- ---------
     The U.S. Large Cap Value Series......... $21,037         --    $21,037
     The DFA International Value Series......   5,996      $   8      5,988
     The Japanese Small Company Series.......     (36)       (36)        --
     The Asia Pacific Small Company Series...     (18)       (18)        --
     The Continental Small Company Series....     682         (5)       687
     The Emerging Markets Series.............   5,748         (4)     5,752
     The Emerging Markets Small Cap Series...   3,939       (116)     4,055

                                                  CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                              ---------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                               TOTAL     CONTRACTS CONTRACTS
                                              -------    --------- ---------
     The U.S. Large Cap Value Series......... $(3,872)        --    $(3,872)
     The DFA International Value Series......    (852)        --       (852)
     The Continental Small Company Series....      19         --         19
     The Emerging Markets Series.............    (266)        --       (266)
     The Emerging Markets Small Cap Series...     289         --        289

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                             WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                              AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                           INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                           ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series...........     0.87%       $53,510          3        $ 4        $56,418
The DFA International Value Series........     0.96%         6,426         14          2         40,666
The Japanese Small Company Series.........     1.06%         4,697         23          3         35,507
The Asia Pacific Small Company Series.....     1.07%           120         11         --            188
The United Kingdom Small Company Series...     1.02%         3,099         17          1         18,012
The Continental Small Company Series......     1.10%         8,539         14          4         33,487
The Canadian Small Company Series.........     1.12%         1,826          1         --          1,826
The Emerging Markets Series...............     1.06%        11,513         33         11         27,055
The Emerging Markets Small Cap Series.....     1.04%        16,966         30         16         92,715

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                --------- -------- --------------------
The U.S. Large Cap Value Series......... $259,866  $167,106       $ 13,371
The DFA International Value Series......  100,986   137,382        (50,541)
The Japanese Small Company Series.......   42,370    46,367          3,752
The Asia Pacific Small Company Series...   29,585    29,869           (873)
The Continental Small Company Series....   36,654    49,457          1,095
The Canadian Small Company Series.......   29,808    29,863          1,183
The Emerging Markets Series.............    4,946     5,107           (252)
The Emerging Markets Small Cap Series...    4,788     6,157            876

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities as follows (amounts in thousands):

                                                        MARKET  OVERINVESTED
                                                        VALUE       CASH
                                                       -------- ------------
    The U.S. Large Cap Value Series................... $631,247       --
    The DFA International Value Series................   21,237       --
    The Japanese Small Company Series.................    8,397       --
    The Asia Pacific Small Company Series.............   22,601       --
    The Continental Small Company Series..............    4,118       --
    The Canadian Small Company Series.................       --    $(529)
    The Emerging Markets Series.......................   88,488       --
    The Emerging Markets Small Cap Series.............  382,300       --

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2016
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
 Common Stocks, Rights/Warrants.... $820,651,306     --         --         --    $820,651,306
THE DFA INTERNATIONAL VALUE SERIES
 Common Stocks..................... $370,102,917     --         --         --    $370,102,917
THE JAPANESE SMALL COMPANY SERIES
 Common Stocks..................... $280,961,564     --         --         --    $280,961,564
THE ASIA PACIFIC SMALL COMPANY SERIES
 Common Stocks..................... $261,843,149     --         --         --    $261,843,149
THE UNITED KINGDOM SMALL COMPANY SERIES
 Common Stocks..................... $ 56,583,806     --         --         --    $ 56,583,806
THE CONTINENTAL SMALL COMPANY SERIES
 Common Stocks, Rights/Warrants.... $350,189,570     --         --         --    $350,189,570
THE CANADIAN SMALL COMPANY SERIES
 Common Stocks..................... $214,141,764     --         --         --    $214,141,764
THE EMERGING MARKETS SERIES
 Common Stocks..................... $143,647,490     --         --         --    $143,647,490
THE EMERGING MARKETS SMALL CAP SERIES
 Common Stocks..................... $648,630,910     --         --         --    $648,630,910

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE

COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                 --------------------       --------------------
 10/31/06               $10,000                    $10,000
 11/30/06                10,734                     10,743
 12/31/06                11,114                     11,227
 01/31/07                11,289                     11,108
 02/28/07                11,356                     11,043
 03/31/07                11,951                     11,481
 04/30/07                12,908                     12,025
 05/31/07                13,893                     12,609
 06/30/07                14,292                     13,200
 07/31/07                14,974                     13,897
 08/31/07                14,496                     13,601
 09/30/07                15,804                     15,103
 10/31/07                17,545                     16,788
 11/30/07                16,271                     15,597
 12/31/07                16,251                     15,652
 01/31/08                14,640                     13,699
 02/29/08                15,228                     14,710
 03/31/08                14,720                     13,932
 04/30/08                15,859                     15,062
 05/31/08                16,002                     15,342
 06/30/08                14,145                     13,811
 07/31/08                13,872                     13,290
 08/31/08                12,690                     12,229
 09/30/08                10,502                     10,089
 10/31/08                 7,244                      7,328
 11/30/08                 6,697                      6,776
 12/31/08                 7,524                      7,305
 01/31/09                 6,847                      6,833
 02/28/09                 6,266                      6,447
 03/31/09                 7,353                      7,374
 04/30/09                 8,800                      8,601
 05/31/09                10,786                     10,071
 06/30/09                10,654                      9,935
 07/31/09                12,089                     11,052
 08/31/09                12,184                     11,013
 09/30/09                13,312                     12,012
 10/31/09                12,999                     12,027
 11/30/09                13,833                     12,544
 12/31/09                14,524                     13,039
 01/31/10                13,702                     12,312
 02/28/10                13,813                     12,355
 03/31/10                15,031                     13,353
 04/30/10                15,133                     13,514
 05/31/10                13,554                     12,326
 06/30/10                13,640                     12,235
 07/31/10                14,908                     13,254
 08/31/10                14,641                     12,997
 09/30/10                16,405                     14,441
 10/31/10                16,971                     14,860
 11/30/10                16,428                     14,468
 12/31/10                17,799                     15,500
 01/31/11                17,244                     15,080
 02/28/11                16,965                     14,939
 03/31/11                17,944                     15,818
 04/30/11                18,590                     16,308
 05/31/11                17,887                     15,880
 06/30/11                17,523                     15,636
 07/31/11                17,384                     15,567
 08/31/11                15,625                     14,176
 09/30/11                12,826                     12,109
 10/31/11                14,516                     13,713
 11/30/11                13,785                     12,799
 12/31/11                13,295                     12,645
 01/31/12                15,145                     14,079
 02/29/12                16,069                     14,922
 03/31/12                15,384                     14,424
 04/30/12                14,889                     14,252
 05/31/12                13,244                     12,653
 06/30/12                13,847                     13,142
 07/31/12                13,765                     13,398
 08/31/12                13,961                     13,354
 09/30/12                14,863                     14,159
 10/31/12                14,675                     14,073
 11/30/12                14,843                     14,252
 12/31/12                15,930                     14,949
 01/31/13                16,192                     15,155
 02/28/13                15,927                     14,965
 03/31/13                15,796                     14,707
 04/30/13                15,938                     14,818
 05/31/13                15,489                     14,438
 06/30/13                14,189                     13,518
 07/31/13                14,470                     13,660
 08/31/13                14,169                     13,425
 09/30/13                15,219                     14,298
 10/31/13                15,913                     14,993
 11/30/13                15,537                     14,774
 12/31/13                15,386                     14,560
 01/31/14                14,317                     13,615
 02/28/14                14,638                     14,066
 03/31/14                15,295                     14,497
 04/30/14                15,401                     14,546
 05/31/14                16,032                     15,053
 06/30/14                16,456                     15,453
 07/31/14                16,772                     15,752
 08/31/14                17,150                     16,107
 09/30/14                15,753                     14,913
 10/31/14                15,739                     15,089
 11/30/14                15,483                     14,930
 12/31/14                14,769                     14,241
 01/31/15                14,652                     14,327
 02/28/15                15,179                     14,770
 03/31/15                14,758                     14,560
 04/30/15                16,226                     15,680
 05/31/15                15,509                     15,052
 06/30/15                15,022                     14,661
 07/31/15                13,824                     13,645
 08/31/15                12,573                     12,411
 09/30/15                12,157                     12,038
 10/31/15                12,914                     12,896
 11/30/15                12,416                     12,393
 12/31/15                12,046                     12,117
 01/31/16                11,375                     11,331
 02/29/16                11,446                     11,312
 03/31/16                13,139                     12,809
 04/30/16                13,494                     12,879
 05/31/16                12,624                     12,398
 06/30/16                13,318                     12,894
 07/31/16                14,160                     13,543           Past performance is not predictive of
 08/31/16                14,425                     13,879           future performance.
 09/30/16                14,632                     14,058           The returns shown do not reflect the
 10/31/16                14,954                     14,091           deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2016, all
                              15.80%      0.60%      4.11%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------

         MSCI Emerging Markets Index...........         9.27%
         MSCI Emerging Markets Small Cap Index.         4.78%
         MSCI Emerging Markets Value Index.....         8.60%
         MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefitted from USD-denominated returns in emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------

              China........................     1.62%             1.54%
              Korea........................     5.56%             5.17%
              Taiwan.......................    14.56%            17.85%
              India........................     6.28%             3.99%
              South Africa.................    -0.92%             1.46%
              Brazil.......................    40.59%            70.69%
              Mexico.......................     8.65%            -4.51%
              Russia.......................    17.86%            18.61%
              Malaysia.....................     4.44%             6.95%
              Indonesia....................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND
   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 15.80% for the Fund and 9.27% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund invests primarily in low relative price (value) stocks, while the benchmark is neutral with regard to value or growth stocks. The Fund's emphasis on the lowest relative price (deep value) stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year, especially among small-caps. In addition, differences in country allocations contributed positively to the Fund's relative performance. The Fund held a lesser allocation to China, which underperformed, and a larger allocation to Brazil, which outperformed, in each case contributing positively to relative performance.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/16  10/31/16    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,108.20    0.16%    $0.85
Hypothetical 5% Annual Return........... $1,000.00 $1,024.33    0.16%    $0.81

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.5%
              Consumer Staples.............................   4.2%
              Energy.......................................  16.8%
              Financials...................................  29.6%
              Health Care..................................   0.5%
              Industrials..................................   9.2%
              Information Technology.......................   8.0%
              Materials....................................  15.2%
              Real Estate..................................   3.2%
              Telecommunication Services...................   2.0%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
COMMON STOCKS -- (92.2%)
BRAZIL -- (6.2%)
    Banco do Brasil SA.................  11,814,302 $  108,408,805            0.7%
    BM&FBovespa SA - Bolsa de Valores
     Mercadorias e Futuros.............  13,256,844     78,079,156            0.5%
    Kroton Educacional SA..............  13,035,605     64,932,995            0.4%
*   Petroleo Brasileiro SA.............  12,763,637     74,534,522            0.5%
*   Petroleo Brasileiro SA Sponsored
     ADR...............................  22,735,012    265,317,590            1.6%
#   Vale SA Sponsored ADR..............  16,396,265    113,462,154            0.7%
    Other Securities...................                357,181,075            2.0%
                                                    --------------           -----
TOTAL BRAZIL...........................              1,061,916,297            6.4%
                                                    --------------           -----

CHILE -- (1.5%)
    Other Securities...................                256,066,436            1.5%
                                                    --------------           -----

CHINA -- (14.1%)
    Agricultural Bank of China, Ltd.
     Class H........................... 188,329,000     79,224,525            0.5%
    Bank of China, Ltd. Class H........ 535,573,817    240,000,782            1.5%
    China Construction Bank Corp.
     Class H........................... 692,941,101    506,017,971            3.1%
    China Petroleum & Chemical Corp.
     ADR...............................   1,158,578     83,904,204            0.5%
#   China Unicom Hong Kong, Ltd. ADR...   7,246,321     84,926,882            0.5%
    CNOOC, Ltd......................... 117,592,000    147,962,957            0.9%
    Industrial & Commercial Bank of
     China, Ltd. Class H............... 372,912,996    223,837,040            1.4%
    Other Securities...................              1,040,193,122            6.1%
                                                    --------------           -----
TOTAL CHINA............................              2,406,067,483           14.5%
                                                    --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................                 34,189,337            0.2%
                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities...................                 42,272,990            0.3%
                                                    --------------           -----

GREECE -- (0.0%)
    Other Securities...................                  7,063,890            0.0%
                                                    --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................                    679,848            0.0%
                                                    --------------           -----

HUNGARY -- (0.6%)
    OTP Bank P.L.C.....................   2,918,488     81,788,121            0.5%
    Other Securities...................                 18,500,396            0.1%
                                                    --------------           -----
TOTAL HUNGARY..........................                100,288,517            0.6%
                                                    --------------           -----

INDIA -- (13.1%)
    Axis Bank, Ltd.....................  10,438,329     76,215,999            0.5%
    ICICI Bank, Ltd. Sponsored ADR.....  16,081,202    133,313,164            0.8%
    Reliance Industries, Ltd...........  19,870,744    312,234,750            1.9%
    Tata Motors, Ltd...................  15,010,621    119,339,370            0.7%
    Other Securities...................              1,597,583,381            9.5%
                                                    --------------           -----
TOTAL INDIA............................              2,238,686,664           13.4%
                                                    --------------           -----

INDONESIA -- (3.1%)
    Bank Mandiri Persero Tbk PT........  95,456,931     84,083,115            0.5%
    Other Securities...................                446,507,146            2.7%
                                                    --------------           -----
TOTAL INDONESIA........................                530,590,261            3.2%
                                                    --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                        PERCENTAGE
                                             SHARES       VALUE++     OF NET ASSETS**
                                             ------       -------     ---------------
MALAYSIA -- (3.4%)
    Other Securities......................             $  577,744,389            3.5%
                                                       --------------           -----

MEXICO -- (5.1%)
*   Cemex S.A.B. de C.V. Sponsored ADR....  13,493,350    117,122,279            0.7%
    Fomento Economico Mexicano S.A.B. de
     C.V. Sponsored ADR...................   1,633,336    156,261,255            0.9%
#   Grupo Financiero Banorte S.A.B. de
     C.V. Class O.........................  21,258,812    125,409,107            0.8%
    Grupo Mexico S.A.B. de C.V. Series B..  36,736,533     90,184,389            0.6%
    Other Securities......................                385,259,751            2.3%
                                                       --------------           -----
TOTAL MEXICO..............................                874,236,781            5.3%
                                                       --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities......................                191,803,333            1.2%
                                                       --------------           -----

POLAND -- (1.5%)
#   Polski Koncern Naftowy Orlen SA.......   3,609,126     71,505,205            0.4%
    Other Securities......................                191,714,537            1.2%
                                                       --------------           -----
TOTAL POLAND..............................                263,219,742            1.6%
                                                       --------------           -----

RUSSIA -- (2.2%)
    Gazprom PJSC Sponsored ADR............  61,401,592    264,756,173            1.5%
    Lukoil PJSC Sponsored ADR.............   1,526,223     74,239,014            0.4%
    Other Securities......................                 29,810,325            0.3%
                                                       --------------           -----
TOTAL RUSSIA..............................                368,805,512            2.2%
                                                       --------------           -----

SOUTH AFRICA -- (7.1%)
    Barclays Africa Group, Ltd............   5,579,767     64,750,119            0.4%
    MTN Group, Ltd........................  10,762,518     92,959,482            0.6%
    Sasol, Ltd............................   3,802,484    105,005,545            0.6%
    Standard Bank Group, Ltd..............  16,569,484    175,889,757            1.1%
    Steinhoff International Holdings NV...  24,951,223    134,603,568            0.8%
    Other Securities......................                632,956,606            3.7%
                                                       --------------           -----
TOTAL SOUTH AFRICA........................              1,206,165,077            7.2%
                                                       --------------           -----

SOUTH KOREA -- (14.1%)
    Hana Financial Group, Inc.............   3,086,346     88,276,195            0.5%
    Hyundai Motor Co......................   1,517,445    185,263,981            1.1%
    KB Financial Group, Inc. ADR..........   3,020,559    111,700,272            0.7%
    Kia Motors Corp.......................   2,442,082     86,715,201            0.5%
#   LG Electronics, Inc...................   1,692,217     70,543,997            0.4%
    POSCO.................................     533,590    111,025,370            0.7%
    POSCO Sponsored ADR...................   1,449,591     75,306,252            0.5%
    Shinhan Financial Group Co., Ltd......   3,520,728    134,682,551            0.8%
    SK Innovation Co., Ltd................     752,489     99,053,339            0.6%
    Other Securities......................              1,442,859,087            8.6%
                                                       --------------           -----
TOTAL SOUTH KOREA.........................              2,405,426,245           14.4%
                                                       --------------           -----

TAIWAN -- (14.0%)
#   First Financial Holding Co., Ltd...... 144,043,234     75,453,806            0.5%
#   Fubon Financial Holding Co., Ltd......  92,306,471    130,605,137            0.8%
    Mega Financial Holding Co., Ltd....... 129,885,796     88,800,916            0.6%
#   Pegatron Corp.........................  24,483,998     65,929,943            0.4%
#   United Microelectronics Corp.......... 216,382,681     80,538,501            0.5%
    Other Securities......................              1,956,054,996           11.6%
                                                       --------------           -----
TOTAL TAIWAN..............................              2,397,383,299           14.4%
                                                       --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                            ------       -------     ---------------
THAILAND -- (3.3%)
      PTT PCL............................ 21,629,500 $   213,838,331            1.3%
      Other Securities...................                349,702,709            2.1%
                                                     ---------------          ------
TOTAL THAILAND...........................                563,541,040            3.4%
                                                     ---------------          ------

TURKEY -- (1.4%)
      Other Securities...................                240,781,051            1.4%
                                                     ---------------          ------
TOTAL COMMON STOCKS......................             15,766,928,192           94.7%
                                                     ---------------          ------

PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
*     Petroleo Brasileiro SA............. 28,867,973     159,985,728            1.0%
#*    Petroleo Brasileiro SA Sponsored
       ADR............................... 22,867,709     252,916,862            1.5%
      Vale SA............................ 23,147,649     149,604,010            0.9%
#     Vale SA Sponsored ADR.............. 10,365,717      66,755,217            0.4%
      Other Securities...................                 90,363,373            0.5%
                                                     ---------------          ------
TOTAL BRAZIL.............................                719,625,190            4.3%
                                                     ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities...................                 14,779,867            0.1%
                                                     ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...................                  1,768,449            0.0%
                                                     ---------------          ------
TOTAL PREFERRED STOCKS...................                736,173,506            4.4%
                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                     35,001            0.0%
                                                     ---------------          ------
INDIA -- (0.0%)
      Other Securities...................                    850,210            0.0%
                                                     ---------------          ------
SOUTH KOREA -- (0.0%)
      Other Securities...................                  1,582,912            0.0%
                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS....................                  2,468,123            0.0%
                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES..............             16,505,569,821
                                                     ---------------

                                                         VALUE+
                                                         ------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund..... 51,188,093     592,348,611            3.6%
                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $18,135,039,268).................             $17,097,918,432          102.7%
                                                     ===============          ======

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,061,916,297              --   --    $ 1,061,916,297
 Chile..........................     68,522,696 $   187,543,740   --        256,066,436
 China..........................    222,507,491   2,183,559,992   --      2,406,067,483
 Colombia.......................     34,189,337              --   --         34,189,337

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------------
                                     LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 --------------  --------------- ------- ---------------
 Czech Republic.................             --  $    42,272,990   --    $    42,272,990
 Greece.........................             --        7,063,890   --          7,063,890
 Hong Kong......................             --          679,848   --            679,848
 Hungary........................             --      100,288,517   --        100,288,517
 India.......................... $  166,309,441    2,072,377,223   --      2,238,686,664
 Indonesia......................      5,419,169      525,171,092   --        530,590,261
 Malaysia.......................         13,467      577,730,922   --        577,744,389
 Mexico.........................    874,236,781               --   --        874,236,781
 Philippines....................             --      191,803,333   --        191,803,333
 Poland.........................             --      263,219,742   --        263,219,742
 Russia.........................     10,015,478      358,790,034   --        368,805,512
 South Africa...................    137,638,609    1,068,526,468   --      1,206,165,077
 South Korea....................    293,776,615    2,111,649,630   --      2,405,426,245
 Taiwan.........................     35,243,272    2,362,140,027   --      2,397,383,299
 Thailand.......................    563,411,706          129,334   --        563,541,040
 Turkey.........................             --      240,781,051   --        240,781,051
Preferred Stocks
 Brazil.........................    719,625,190               --   --        719,625,190
 Colombia.......................     14,779,867               --   --         14,779,867
 South Korea....................      1,768,449               --   --          1,768,449
Rights/Warrants
 Australia......................             --           35,001   --             35,001
 India..........................             --          850,210   --            850,210
 South Korea....................             --        1,582,912   --          1,582,912
Securities Lending Collateral...             --      592,348,611   --        592,348,611
Futures Contracts**.............       (394,528)              --   --           (394,528)
                                 --------------  ---------------   --    ---------------
TOTAL........................... $4,208,979,337  $12,888,544,567   --    $17,097,523,904
                                 ==============  ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $905,952 of securities on loan)*.... $16,505,570
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $592,251).......................................     592,349
Segregated Cash for Futures Contracts...............................       4,653
Foreign Currencies at Value.........................................     123,200
Cash................................................................       2,187
Receivables:
 Investment Securities Sold.........................................      21,989
 Dividends, Interest and Tax Reclaims...............................       1,885
 Securities Lending Income..........................................       2,395
 Futures Margin Variation...........................................          57
                                                                     -----------
     Total Assets...................................................  17,254,285
                                                                     -----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned...................................     592,234
 Due to Advisor.....................................................       1,406
 Line of Credit.....................................................      11,747
Accrued Expenses and Other Liabilities..............................       1,391
                                                                     -----------
     Total Liabilities..............................................     606,778
                                                                     -----------
NET ASSETS.......................................................... $16,647,507
                                                                     ===========
Investments at Cost................................................. $17,542,788
                                                                     ===========
Foreign Currencies at Cost.......................................... $   123,360
                                                                     ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

 INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $54,517............. $  400,123
  Interest........................................................         24
  Income from Securities Lending..................................     30,547
                                                                   ----------
      Total Investment Income.....................................    430,694
                                                                   ----------
 EXPENSES
  Investment Management Fees......................................     14,975
  Accounting & Transfer Agent Fees................................        818
  Custodian Fees..................................................      6,604
  Shareholders' Reports...........................................         63
  Directors'/Trustees' Fees & Expenses............................        103
  Professional Fees...............................................        590
  Other...........................................................        687
                                                                   ----------
      Total Expenses..............................................     23,840
                                                                   ----------
  Fees Paid Indirectly (Note C)...................................       (198)
                                                                   ----------
  Net Expenses....................................................     23,642
                                                                   ----------
  NET INVESTMENT INCOME (LOSS)....................................    407,052
                                                                   ----------
 REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...................................    (88,448)
    Futures.......................................................     11,480
    Foreign Currency Transactions.................................      3,671
    Forward Currency Contracts....................................         93
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................  1,983,912
    Futures.......................................................       (395)
    Translation of Foreign Currency Denominated Amounts...........         48
                                                                   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................  1,910,361
                                                                   ----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $2,317,413
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $145.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
                                                                         ------------------------
                                                                             YEAR         YEAR
                                                                            ENDED        ENDED
                                                                           OCT. 31,     OCT. 31,
                                                                             2016         2015
                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   407,052  $   437,571
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................     (88,448)    (413,376)
    Futures.............................................................      11,480           --
    Foreign Currency Transactions.......................................       3,764       (7,896)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   1,983,912   (3,319,869)
    Futures.............................................................        (395)          --
    Translation of Foreign Currency Denominated Amounts.................          48          108
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   2,317,413   (3,303,462)
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................   1,192,055    1,713,486
  Withdrawals...........................................................  (1,950,019)  (2,249,483)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (757,964)    (535,997)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   1,559,449   (3,839,459)
NET ASSETS
  Beginning of Year.....................................................  15,088,058   18,927,517
                                                                         -----------  -----------
  End of Year........................................................... $16,647,507  $15,088,058
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $145 and $0, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                      DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         -----------------------------------------------------------------
                                                             YEAR         YEAR          YEAR          YEAR         YEAR
                                                            ENDED        ENDED         ENDED         ENDED        ENDED
                                                           OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                             2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------
Total Return............................................       15.80%      (17.95)%       (1.09)%        8.43%        1.10%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $16,647,507  $15,088,058   $18,927,517   $19,427,286  $16,884,322
Ratio of Expenses to Average Net Assets.................        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Net Investment Income to Average Net Assets....        2.72%        2.54%         2.76%         2.32%        2.43%
Portfolio Turnover Rate.................................          12%          14%           12%            6%           8%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2016, the Fund had significant transfers of securities with a total value of $995,531 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustees' Fees & Expenses. At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $508 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the year ended October 31, 2016, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2016, expenses reduced were $198 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Fund transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   PURCHASES    SALES
                                                   ---------- ----------
        Dimensional Emerging Markets Value Fund... $1,868,316 $1,845,183

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                 NET UNREALIZED
                                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                           ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund... $18,135,039  $2,483,785  $(3,520,905)  $(1,037,120)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded.

Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                                                  UNREALIZED
                                    EXPIRATION NUMBER OF CONTRACT    GAIN       CASH
                   DESCRIPTION         DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                ------------------- ---------- --------- -------- ---------- ----------
Dimensional
  Emerging
  Markets       MINI MSCI Emerging
  Value Fund...   Markets Index(R)   12/16/16     650    $29,364    $(395)     $4,653
                                                         -------    -----      ------
                                                         $29,364    $(395)     $4,653
                                                         =======    =====      ======

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016:

                                                      FORWARD
                                                     CURRENCY
                                                     CONTRACTS FUTURES
                                                     --------- -------
          Dimensional Emerging Markets Value Fund *.   $682    $50,910

* The Fund had derivative activity during the period but it did not have open forward positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                            LIABILITY DERIVATIVES VALUE
                                            --------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2016 CONTRACTS*
                                            ---------------- ----------
        Dimensional Emerging Markets Value
          Fund.............................      $(395)        $(395)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the year ended October 31, 2016:

            DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
            ---------------   --------------------------------------
            Equity contracts  Net Realized Gain (Loss) on: Futures
                              Change in Unrealized Appreciation
                                (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                              ----------------------------------------
                                                                              FORWARD
                                                              EQUITY         CURRENCY
                                               TOTAL         CONTRACTS       CONTRACTS
                                                 -------     ---------       ---------
     Dimensional Emerging Markets Value Fund. $11,573         $11,480           $93

                                              CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                 DERIVATIVES
                                              -----------------------------
                                                              EQUITY
                                               TOTAL         CONTRACTS
                                                 -------     ---------
     Dimensional Emerging Markets Value Fund. $  (395)        $  (395)

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     1.01%       $25,340         51        $39       $152,831

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Fund's available line of credit was utilized.

   At October 31, 2016, the Fund had loans outstanding in the amount of $11,747 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund did not utilize the interfund lending program during the year ended October 31, 2016.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

 PORTFOLIO                                PURCHASES SALES  REALIZED GAIN (LOSS)
 ---------                                --------- ------ --------------------
 Dimensional Emerging Markets Value Fund.   6,642   11,567        1,955

I. SECURITIES LENDING:

   As of October 31, 2016, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities with a market value of $421,691 (amounts in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2016
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
 Common Stocks, Preferred Stocks........ $592,348,611     --         --         --    $592,348,611

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value
Fund:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements, and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN           OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and                               investment companies   University of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Distinguished Service Professor of Economics,
Trustee of DFAITC and DEM     DFAITC-Since 1992                             University of Chicago Booth School of Business
The University of Chicago     DEM-Since 1993                                (since 1965). Member and Chair, Competitive
Booth School of Business                                                    Markets Advisory Council, Chicago Mercantile
5807 S. Woodlawn Avenue                                                     Exchange (futures trading exchange) (since
Chicago, IL 60637                                                           2004). Trustee, Harbor Fund (registered
1939                                                                        investment company) (29 Portfolios) (since 1994).
                                                                            Formerly, Member of the Board of Milwaukee
                                                                            Insurance Company (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001).
P.O. Box 208200                                                             Consultant to Morningstar Inc. (since 2006).
New Haven, CT 06520-8200                                                    Formerly, Director, BIRR Portfolio Analysis, Inc.
1943                                                                        (sofware Products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Professor of Human Resources Management and
Stanford University Graduate  DEM-Since 2010                                Economics, Graduate School of Business,
School of Business                                                          Stanford University (since 1995). Cornerstone
434 Galvez Mall                                                             Research (expert testimony and economic and
Stanford, CA 94305                                                          financial analysis) (since 2009). Formerly,
1948                                                                        Chairman of the President George W. Bush's
                                                                            Council of Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner, White
                                                                            House Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American
1941                                                                        Centruy Fund Complex (registered investment
                                                                            companies) (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33
                                                                            portfolios) (since 2009). Formerly, Co-Director
                                                                            Investment Research, Fundamental Investment
                                                                            Advisors (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and
                                                                           Co-Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President, and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.
--------------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
-----------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (January 2011-January 2016).
-----------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director
1955                                                           and Managing Director of Dimensional Fund
                                                               Advisors Ltd (since September 2013). Director of
                                                               Dimensional Funds plc and Dimensional Funds II
                                                               plc (since November 2013).
-----------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-
                                                               2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund
                                                               Advisors Pte. and Dimensional Hong Kong
                                                               Limited. Director, Vice President, Director and
                                                               Assistant Secretary of Dimensional Fund Advisors
                                                               Canada ULC.
-----------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors
                                                               LP (December 2010-January 2012).
-----------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1966                                                           DC Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
-----------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015)
                                                               for Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).
-----------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive
                                                        for Vanguard (2004-June 2011).
-----------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-----------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        April 2016). Formerly, Portfolio Manager for
                                                        Dimensional Fund Advisors LP (October 2005 to
                                                        January 2012).
-----------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP (April
                                                        2012-January 2014); Vice President and Counsel
                                                        for AllianceBernstein L.P. (2006-2012).
-----------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director
1972                                                    and Vice President of Dimensional Japan Ltd
                                                        (since February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct
                                                        2016). Director of Dimensional Advisors Ltd,
                                                        Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April
                                                        2016), Vice President of Dimensional Fund
                                                        Advisors Pte Ltd. (since June 2016), Head of
                                                        Global Institutional Services for Dimensional Fund
                                                        Advisors LP (since January 2014). Formerly, Vice
                                                        President of Dimensional Fund Advisors Canada
                                                        ULC (December 2010-February 2016); Head of
                                                        Institutional, North America (March 2012 to
                                                        December 2013) and Head of Portfolio
                                                        Management (January 2006 to March 2012) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (September 2011-March 2013); Vice President
                                                        at MullinTBG (2005-2011).
-----------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (August 2010-March 2014).
-----------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (2003-March 2014).
-----------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (August 2002-January 2012).
-----------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-----------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-
                                                        January 2016); Associate, Research (January
                                                        2014-January 2015); Analyst, Research (July
                                                        2010-January 2014) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
   NAME AND YEAR OF                           AND LENGTH OF
        BIRTH                POSITION            SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance
1965                    Global Chief                            Officer of all the DFA Entities, DFA Australia
                        Compliance Officer                      Limited and Dimensional Fund Advisors Ltd. Chief
                                                                Compliance Officer and Chief Privacy Officer of
                                                                Dimensional Fund Advisors Canada ULC, Chief
                                                                Compliance Officer of Dimensional Fund Advisors
                                                                Pte. Ltd. Formerly, Vice President and Global
                                                                Chief Compliance Officer for Dimensional
                                                                SmartNest (US) LLC (October 2010-2014).
-------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
-------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July
                                                                2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
-------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA
1957                                                            Australia Limited and Dimensional Fund Advisors
                                                                Canada ULC.
-------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014)
                                                                and Senior Associate (August 2010-December
                                                                2011) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
-------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1971                                                            Senior Associate, Research (November 2012-
                                                                January 2015) for Dimensional Fund Advisors LP;
                                                                Senior Consultant, NERA Economic Consulting,
                                                                New York (May 2010-November 2012).
-------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
-------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP
                                                                (since February 2013). Formerly, Senior Manager
                                                                of Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director
                                                                of Mutual Fund Analysis at Morningstar (January
                                                                2008-May 2012).
-------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Ltd. (July 2008-March 2013).
-------------------------------------------------------------------------------------------------------------------

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President            Since 2004       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President            Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) of
                                                                 Dimensional Fund Advisors LP. Vice President of
                                                                 Dimensional Fund Advisors Canada ULC (since
                                                                 April 2016). Formerly, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP (September 2004-
                                                                 January 2012).
--------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors
                                                                 LP (August 2011-January 2014); Senior Vice
                                                                 President of First Trust Advisors L.P. (2007-July
                                                                 2011).
--------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President            Since 2009       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                             Vice President for Dimensional SmartNest (US)
                                                                 LLC (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
--------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President            Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President            Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President            Since 2011       Vice President of all the DFA Entities. Senior
1975                                                             Trader for Dimensional Fund Advisors LP (since
                                                                 2012). Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP
                                                                 (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President            Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd.,
                                                                 Dimensional Hong Kong Limited, Dimensional
                                                                 Cayman Commodity Fund I Ltd., Dimensional
                                                                 Fund Advisors Canada ULC, Dimensional Fund
                                                                 Advisors Pte. Ltd, DFA Australia Ltd. Formerly,
                                                                 interim Chief Financial Officer and interim
                                                                 Treasurer (April 2016-September 2016), and
                                                                 Controller (August 2015-September 2016) of all
                                                                 the DFA Entities); Vice President of T. Rowe Price
                                                                 Group, Inc. and Director of Investment Treasury
                                                                 and Treasurer of the T. Rowe Price Funds (March
                                                                 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President    Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                       Managing Director, Co-Head Global Consultant
                                                           Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP
                                                           (January 2013-Present). Formerly, Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors
                                                           LP (April 2006-January 2016).
--------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional
                                                           Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional
                                                           Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
--------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors
                                                           LP (August 2011-January 2014); Associate at
                                                           Andrews Kurth LLP (2006-2011).
--------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional
                                                           Japan Ltd. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman Commodity
                                                           Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of
                                                           Dimensional Holdings Inc., DFA Securities LLC,
                                                           Dimensional Fund Advisors LP, Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional
                                                           Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                           Ltd. (until February 2015); Director, Vice
                                                           President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director
                                                           and Vice President of Dimensional Hong Kong
                                                           Limited and Dimensional Fund Advisors Pte. Ltd.
                                                           (until February 2015).
--------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Andrew K. Keiper     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP
                                                        (since June 2004).
-----------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (January 2015-Present). Formerly, Portfolio
                                                        Manager (January 2013-January 2015) and
                                                        Investment Associate (October 2011-January
                                                        2013) for Dimensional Fund Advisors LP;
                                                        Investment Banking Associate at Morgan Stanley
                                                        (August 2010-September 2011).
-----------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors
                                                        LP (September 2012-January 2014); Vice
                                                        President and Global Creative Director at Morgan
                                                        Stanley (2007-2012); Visiting Assistant Professor,
                                                        Graduate Communications Design at Pratt
                                                        Institute (2004-2012).
-----------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-
                                                        January 2016); Senior Associate, Institutional
                                                        (April 2007-January 2015) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
-----------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors
                                                        LP (since January 2012). Formerly, Portfolio
                                                        Manager for Dimensional (April 2001-January
                                                        2012).
-----------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional
                                                        SmartNest (US) LLC (July 2012-November 2014).
-----------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                    Vice President-Global Operations at Janus
                                                        Capital Group (2005-2011).
-----------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
-----------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
-----------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2008-January 2013).
----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January
                                                        2015) for Dimensional Fund Advisors LP; Vice
                                                        President and Tax Manager, North America
                                                        (August 2006-April 2012) for Pacific Investment
                                                        Management Company.
----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations (January
                                                        2014-January 2015), Manager, Client Systems
                                                        (October 2011-January 2014) and RFP Manager
                                                        (April 2010-October 2011) for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2011-January 2014).
----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January
                                                        2015) for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors
                                                        LP (January 2009-January 2014).
----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014)
                                                        and Senior Associate (2011) for Dimensional
                                                        Fund Advisors LP.
----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager
                                                        for Wells Capital Management (October 2004-
                                                        September 2011).
----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (September 2013-January 2016); Managing
                                                        Director, Client Services, Charles Schwab
                                                        (December 2009-August 2013).
----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January
                                                        2013) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------

                                           TERM OF OFFICE/1/
 NAME AND YEAR OF                            AND LENGTH OF
       BIRTH              POSITION              SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since  Vice President and Secretary of all the DFA
1964                 Secretary            1997 and Secretary    Entities. Director, Vice President and Secretary of
                                          since 2000            DFA Australia Limited and Dimensional Fund
                                                                Advisors Ltd. (since February 2002, April 1997,
                                                                and May 2002, respectively). Vice President and
                                                                Secretary of Dimensional Fund Advisors Canada
                                                                ULC (since June 2003), Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd
                                                                (since March 2012), Dimensional Fund Advisors
                                                                Pte. Ltd. (since June 2012). Director of
                                                                Dimensional Funds plc and Dimensional Funds II
                                                                plc (since 2002 and 2006, respectively). Director
                                                                of Dimensional Japan Ltd., Dimensional Advisors
                                                                Ltd., Dimensional Fund Advisors Pte. Ltd. and
                                                                Dimensional Hong Kong Limited (since August
                                                                2012 and July 2012). Formerly, Vice President
                                                                and Secretary of Dimensional SmartNest (US)
                                                                LLC (October 2010-November 2014).
--------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive
                                                                for Vanguard (July 2008-May 2011).
--------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                            Portfolio Manager for Dimensional Fund Advisors
                                                                LP (2008-2010).
--------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013            Vice President and Deputy Chief Compliance
1961                 Deputy Chief                               Officer of all the DFA Entities. Deputy Chief
                     Compliance Officer                         Compliance Officer of Dimensional Fund Advisors
                                                                LP (since December 2012). Formerly, Chief
                                                                Compliance Officer of Wellington Management
                                                                Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010            Vice President of all the DFA Entities,
1974                                                            Dimensional Cayman Commodity Fund I Ltd., and
                                                                Dimensional Fund Advisors Canada ULC (since
                                                                April 2016). Deputy General Counsel, Funds
                                                                (since 2011).
--------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Co-Chief Investment  2007 and Co-Chief     all the DFA Entities, Dimensional Fund Advisors
                     Officer              Investment Officer    Canada ULC, and Dimensional Japan Ltd.
                                          since 2014            Director of Dimensional Funds plc and
                                                                Dimensional Fund II plc.
--------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President       Since 2016            Vice President of all the DFA Entities. Formerly,
1980                                                            Senior Compliance Officer for Dimensional Fund
                                                                Advisors LP (July 2014-January 2016); Vice
                                                                President Regional Head of Investment
                                                                Compliance, Asia, PIMCO Asia Private Limited
                                                                (July 2012-July 2014); Country Compliance
                                                                Officer, Janus Capital, Singapore Private Limited
                                                                (May 2011-June 2012).
--------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President       Since 2009            Vice President of all the DFA Entities. Portfolio
1973                                                            Manager for Dimensional Fund Advisors LP
                                                                (since July 2005).
--------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President       Since 2010            Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President       Since 2013            Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors
                                                                LP (2012-January 2013); Senior Consultant (June
                                                                2011-December 2011) and Senior Investment
                                                                Analyst and Consultant (July 2008-June 2011) at
                                                                Hewitt EnnisKnupp.
--------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present).
                                                        Formerly, Portfolio Manager (April 2014-January
                                                        2015) and Investment Associate for Dimensional
                                                        Fund Advisors LP (July 2012-March 2014).
------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP.
                                                        Formerly, Manager, Advisor Benchmarking (April
                                                        2012-December 2014) for Dimensional Fund
                                                        Advisors LP; Senior Manager, Research and
                                                        Consulting (October 2010-April 2012) for Crain
                                                        Communications Inc.
------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and
                                                        General Counsel for Relentless (March 2014-
                                                        January 2015); Vice President of all the DFA
                                                        Entities (January 2013-March 2014); Counsel for
                                                        Dimensional Fund Advisors LP (January 2009-
                                                        March 2014).
------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA
1961                                                    Australia Limited, Dimensional Fund Advisors Ltd.
                                                        and Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager for Dimensional Fund Advisors LP
                                                        (2006-January 2015).
------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors
                                                        LP (January 2011-January 2014).
------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012)
                                                        for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US)
                                                        LLC (September 2010-November 2014).
------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for
                                                        Dimensional Fund Advisors LP (January 2012-
                                                        January 2014); Director of Human Resources at
                                                        Spansion, Inc. (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data (January
                                                         2014-January 2015), Senior Associate,
                                                         Investment Analytics and Data (January 2013-
                                                         January 2014), Associate, Investment Analytics
                                                         and Data (January 2012-January 2013), and
                                                         Investment Data Analyst (April 2010-January
                                                         2012) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
-----------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate
                                                         (April 2011-January 2013) for Dimensional Fund
                                                         Advisors LP.
-----------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January
                                                         2015) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
-----------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors
                                                         LP (since January 2015). Formerly, Portfolio
                                                         Manager (January 2012-January 2015) and
                                                         Investment Associate for Dimensional Fund
                                                         Advisors LP (August 2010-December 2011).
-----------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
-----------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
-----------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2011-January 2016); Sales
                                                         Executive, Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors
                                                         LP (September 2014-January 2016); Vice
                                                         President of Marketing, Forward Management/
                                                         Salient (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December
                                                         2015) and Manager, Corporate Systems for
                                                         Dimensional Fund Advisors LP (January 2011-
                                                         September 2012).
-----------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-
                                                         2011) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund
                                                         Advisors LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015)
                                                         for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA
1966                                                     Australia Limited, Dimensional Fund Advisors
                                                         Ltd., and Dimensional Fund Advisors Canada
                                                         ULC.
-----------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors
                                                         LP (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-----------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015)
                                                         for Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011).
-----------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016)
                                                         and Senior Associate (January 2011-December
                                                         2013).for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
-----------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January
                                                         2013-June 2014); Head of Operations for
                                                         Vericimetry Advisors LLC (July 2011-December
                                                         2012).
-----------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August
                                                         2006-October 2011).
-----------------------------------------------------------------------------------------------------------

                                   TERM OF OFFICE/1/
NAME AND YEAR OF                    AND LENGTH OF
      BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Stacey E. Winning  Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                  Global Recruiting and Development (since June
                                                      2014) for Dimensional Fund Advisors LP.
                                                      Formerly, Senior Manager, Recruiting (December
                                                      2012-June 2014) for Dimensional Fund Advisors
                                                      LP; Co-Head of Global Recruiting (May 2009-
                                                      November 2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------
Cecelia K. Wong    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                  Client Service Manager for Dimensional Fund
                                                      Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------
Craig A. Wright    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                  Accounting Manager for Dimensional Fund
                                                      Advisors LP (November 2011-January 2016);
                                                      Senior Associate, PricewaterhouseCoopers LP
                                                      (July 2009-November 2011).
--------------------------------------------------------------------------------------------------------
Joseph L. Young    Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with and October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
Enhanced U.S. Large Company
 Portfolio...........................       10%          24%           66%        --        --          100%          --
US Large Cap Equity Portfolio........      100%          --            --         --        --          100%         100%
U.S. Large Cap Value Portfolio.......       36%          --            64%        --        --          100%         100%
U.S. Targeted Value Portfolio........       24%           3%           73%        --        --          100%         100%
U.S. Small Cap Value Portfolio.......       20%          --            80%        --        --          100%         100%
U.S. Core Equity 1 Portfolio.........       62%          --            38%        --        --          100%         100%
U.S. Core Equity 2 Portfolio.........       49%          --            51%        --        --          100%         100%
U.S. Vector Equity Portfolio.........       33%          --            67%        --        --          100%         100%
U.S. Small Cap Portfolio.............       21%          --            79%        --        --          100%         100%
U.S. Micro Cap Portfolio.............       14%          --            86%        --        --          100%         100%
DFA Real Estate Securities
 Portfolio...........................      100%          --            --         --        --          100%         100%
Large Cap International Portfolio....      100%          --            --         --        --          100%         100%
International Core Equity Portfolio..      100%          --            --         --        --          100%         100%
International Small Company
 Portfolio...........................       57%          --            43%        --        --          100%         100%
Japanese Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
Asia Pacific Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
United Kingdom Small Company
 Portfolio...........................       46%          --            54%        --        --          100%         100%
Continental Small Company
 Portfolio...........................      100%          --            --         --        --          100%         100%
DFA International Real Estate
 Securities Portfolio................      100%          --            --         --        --          100%         100%
DFA Global Real Estate Securities
 Portfolio...........................      100%          --            --         --        --          100%         100%
DFA International Small Cap Value
 Portfolio...........................       66%          --            34%        --        --          100%         100%
International Vector Equity
 Portfolio...........................       89%          --            11%        --        --          100%         100%
World ex U.S. Value Portfolio........      100%          --            --         --        --          100%         100%
World ex U.S. Targeted Value
 Portfolio**.........................      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio...........................     --         12%        --         --       100%       100%
US Large Cap Equity Portfolio........    100%        --         --         --       100%       100%
U.S. Large Cap Value Portfolio.......    100%        --         --         --       100%       100%
U.S. Targeted Value Portfolio........    100%        --         --         --       100%       100%
U.S. Small Cap Value Portfolio.......    100%        --         --         --       100%       100%
U.S. Core Equity 1 Portfolio.........    100%        --         --         --       100%       100%
U.S. Core Equity 2 Portfolio.........    100%        --         --         --       100%       100%
U.S. Vector Equity Portfolio.........    100%        --         --         --       100%       100%
U.S. Small Cap Portfolio.............    100%        --         --         --       100%       100%
U.S. Micro Cap Portfolio.............    100%        --         --         --       100%       100%
DFA Real Estate Securities
 Portfolio...........................    100%        --         --         --       100%       100%
Large Cap International Portfolio....    100%        --          6%       100%      100%       100%
International Core Equity Portfolio..    100%        --          6%       100%      100%       100%
International Small Company
 Portfolio...........................    100%        --          6%       100%      100%       100%
Japanese Small Company
 Portfolio...........................    100%        --          9%       100%      100%       100%
Asia Pacific Small Company
 Portfolio...........................    100%        --          2%       100%      100%       100%
United Kingdom Small Company
 Portfolio...........................    100%        --         --        100%      100%       100%
Continental Small Company
 Portfolio...........................    100%        --         10%       100%      100%       100%
DFA International Real Estate
 Securities Portfolio................    100%        --          2%       100%      100%       100%
DFA Global Real Estate Securities
 Portfolio...........................    100%        --         --         --       100%       100%
DFA International Small Cap Value
 Portfolio...........................    100%        --          6%       100%      100%       100%
International Vector Equity
 Portfolio...........................    100%        --          5%       100%      100%       100%
World ex U.S. Value Portfolio........    100%        --          5%       100%      100%       100%
World ex U.S. Targeted Value
 Portfolio**.........................    100%        --          9%       100%      100%       100%

                                                                                                                   QUALIFYING
                                                                                                                      FOR
                                            NET                                                                    CORPORATE
                                        INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                          INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------   ------------- ------------- ------------- ------- ---------- ------------- ------------
World ex U.S. Core Equity
 Portfolio**..........................      100%          --            --         --        --          100%         100%
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................       98%          --             2%        --        --          100%         100%
Selectively Hedged Global Equity
 Portfolio............................       88%           2%           10%        --        --          100%         100%
Emerging Markets Portfolio............      100%          --            --         --        --          100%         100%
Emerging Markets Small Cap
 Portfolio............................       75%          --            25%        --        --          100%         100%
Emerging Markets Value Portfolio......      100%          --            --         --        --          100%         100%
Emerging Markets Core Equity
 Portfolio............................      100%          --            --         --        --          100%         100%
DFA Commodity Strategy
 Portfolio............................       97%           1%            2%        --        --          100%         100%
Dimensional Investment Group
 Inc..................................      100%          --            --         --        --          100%         100%
DFA International Value Portfolio.....       72%          --            28%        --        --          100%         100%
U.S. Large Company Portfolio..........       10%          24%           66%        --        --          100%           0%

                                                                                             QUALIFYING
                                                                                               SHORT-
                                       QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                        DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.   INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------   ---------- ----------- --------- --------- ---------- ----------
World ex U.S. Core Equity
 Portfolio**..........................    100%        --          6%       100%      100%       100%
World Core Equity Portfolio (formerly
 Dimensional Retirement Equity
 Fund II).............................    100%        --          4%        54%      100%       100%
Selectively Hedged Global Equity
 Portfolio............................    100%        --          3%        53%      100%       100%
Emerging Markets Portfolio............    100%        --          7%       100%      100%       100%
Emerging Markets Small Cap
 Portfolio............................    100%        --          3%       100%      100%       100%
Emerging Markets Value Portfolio......    100%        --          7%       100%      100%       100%
Emerging Markets Core Equity
 Portfolio............................    100%        --          6%       100%      100%       100%
DFA Commodity Strategy
 Portfolio............................    100%        24%        --         --       100%       100%
Dimensional Investment Group
 Inc..................................    100%        --          5%       100%      100%       100%
DFA International Value Portfolio.....    100%        --         --         --       100%       100%
U.S. Large Company Portfolio..........      0%        12%        --         --       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-001A
                                                                     00185755

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

DFA Investment Dimensions Group Inc.
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
     Performance Charts.................................................   3
     Management's Discussion and Analysis...............................  14
     Disclosure of Fund Expenses........................................  21
     Disclosure of Portfolio Holdings...................................  25
     Schedules of Investments...........................................  27
         DFA One-Year Fixed Income Portfolio............................  27
         DFA Two-Year Global Fixed Income Portfolio.....................  31
         DFA Selectively Hedged Global Fixed Income Portfolio...........  35
         DFA Five-Year Global Fixed Income Portfolio....................  40
         DFA World ex U.S. Government Fixed Income Portfolio............  44
         DFA Short-Term Government Portfolio............................  47
         DFA Intermediate Government Fixed Income Portfolio.............  48
         DFA Short-Term Extended Quality Portfolio......................  50
         DFA Intermediate-Term Extended Quality Portfolio...............  59
         DFA Targeted Credit Portfolio..................................  66
         DFA Investment Grade Portfolio.................................  74
         DFA Diversified Fixed Income Portfolio.........................  90
         DFA LTIP Portfolio.............................................  91
         DFA Inflation-Protected Securities Portfolio...................  92
         DFA Short-Duration Real Return Portfolio.......................  93
         DFA Municipal Real Return Portfolio............................ 101
         DFA Municipal Bond Portfolio................................... 108
         DFA Short-Term Municipal Bond Portfolio........................ 115
         DFA Intermediate-Term Municipal Bond Portfolio................. 124
         DFA California Short-Term Municipal Bond Portfolio............. 136
         DFA California Intermediate-Term Municipal Bond Portfolio...... 142
         DFA NY Municipal Bond Portfolio................................ 149
     Statements of Assets and Liabilities............................... 153
     Statements of Operations........................................... 159
     Statements of Changes in Net Assets................................ 165
     Financial Highlights............................................... 171
     Notes to Financial Statements...................................... 182
     Report of Independent Registered Public Accounting Firm............ 206
     Section 19(a) Notice............................................... 207
  FUND MANAGEMENT....................................................... 208
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................... 222
  NOTICE TO SHAREHOLDERS................................................ 223

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations
AGM              Assured Guaranty Municipal Corporation
AMBAC            American Municipal Bond Assurance Corporation
ASSURED GTY      Assured Guaranty
BAN              Bond Anticipation Notes
BAM              Build America Mutual Obligor
BHAC-CR          Berkshire Hathaway Assurance Corporation Custodial Receipts
CP               Certificate Participation
ETM              Escrowed to Maturity
FGIC             Federal Guaranty Insurance Corporation
GO               General Obligation
GO OF AUTH       General Obligation of Authority
GO OF DIST       General Obligation of District
GO OF UNIV       General Obligation of University
NATL-RE          Credit rating enhanced by guaranty or insurance from National Public Finance
                 Guarantee Corp.
NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial Guaranty Insurance Co.
P.L.C.           Public Limited Company
PSF-GTD          Public School Fund Guarantee
Q-SBLF           Qualified School Bond Loan Fund
RAN              Revenue Anticipation Notes
RB               Revenue Bond
RN               Revenue Note
SCH BD RES FD    School Board Resolution Fund
SCH BD GTY       School Bond Guaranty
SCSDE            South Carolina State Department of Education
SD CRED PROG     School District Credit Program
ST               Special Tax
ST AID WITHHLDG  State Aid Withholding
ST GTD           State Guaranteed
TRANS            Tax and Revenue Anticipation Notes
CAD              Canadian Dollars
DKK              Danish Krone
EUR              Euro
GBP              British Pounds
JPY              Japanese Yen
NOK              Norwegian Krone
SEK              Swedish Krona
SGD              Singapore Dollars
USD              United States Dollars

Investment Footnotes
+                See Note B to Financial Statements.
#                Total or Partial Securities on Loan.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

^           Denominated in USD, unless otherwise noted.
@           Security purchased with cash proceeds from Securities on Loan.
(r)         The adjustable rate shown is effective as of October 31, 2016.
(currency)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date
            (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
##          Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
            Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
            Trustees.
^^^         Face Amount of security is not adjusted for inflation.
++          Security pledged as collateral for Swap Agreements.
(S)         Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)         Computed using average shares outstanding.
(B)         Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
            Master/Underlying Fund(s).
(C)         Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)         Non-Annualized
(E)         Annualized
N/A         Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--          Amounts designated as -- are either zero or rounded to zero.
RIC         Registered Investment Company
SEC         Securities and Exchange Commission
(a)         Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH US 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH 1-YEAR US TREASURY NOTE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                  [CHART]

          DFA One-Year Fixed   The BofA Merrill Lynch    The BofA Merrill Lynch
           Income Portfolio      US 6-Month Treasury       1-Year US Treasury
                                     Bill Index               Note Index
        ---------------------  -----------------------   ----------------------
10/31/2006     $10,000                 $10,000                  $10,000
11/30/2006      10,036                  10,042                   10,041
12/31/2006      10,082                  10,087                   10,069
 1/31/2007      10,132                  10,128                   10,108
 2/28/2007      10,167                  10,170                   10,159
 3/31/2007      10,217                  10,215                   10,199
 4/30/2007      10,259                  10,259                   10,233
 5/31/2007      10,305                  10,308                   10,266
 6/30/2007      10,348                  10,349                   10,316
 7/31/2007      10,391                  10,391                   10,375
 8/31/2007      10,438                  10,466                   10,452
 9/30/2007      10,473                  10,509                   10,507
10/31/2007      10,524                  10,551                   10,540
11/30/2007      10,558                  10,623                   10,645
12/31/2007      10,605                  10,653                   10,668
 1/31/2008      10,647                  10,742                   10,805
 2/29/2008      10,675                  10,771                   10,861
 3/31/2008      10,695                  10,799                   10,895
 4/30/2008      10,711                  10,812                   10,874
 5/31/2008      10,733                  10,812                   10,869
 6/30/2008      10,765                  10,826                   10,875
 7/31/2008      10,790                  10,860                   10,910
 8/31/2008      10,814                  10,883                   10,941
 9/30/2008      10,766                  10,933                   10,990
10/31/2008      10,841                  10,978                   11,053
11/30/2008      10,918                  11,015                   11,123
12/31/2008      11,031                  11,035                   11,175
 1/31/2009      11,042                  11,034                   11,163
 2/28/2009      11,031                  11,035                   11,146
 3/31/2009      11,072                  11,046                   11,173
 4/30/2009      11,106                  11,061                   11,195
 5/31/2009      11,148                  11,066                   11,205
 6/30/2009      11,178                  11,068                   11,210
 7/31/2009      11,186                  11,077                   11,224
 8/31/2009      11,222                  11,083                   11,238
 9/30/2009      11,245                  11,090                   11,247
10/31/2009      11,252                  11,093                   11,259
11/30/2009      11,283                  11,097                   11,279
12/31/2009      11,243                  11,098                   11,264
 1/31/2010      11,276                  11,104                   11,290
 2/28/2010      11,292                  11,105                   11,294
 3/31/2010      11,287                  11,106                   11,291
 4/30/2010      11,294                  11,109                   11,298
 5/31/2010      11,299                  11,114                   11,304
 6/30/2010      11,327                  11,118                   11,321
 7/31/2010      11,345                  11,122                   11,334
 8/31/2010      11,363                  11,126                   11,343
 9/30/2010      11,368                  11,129                   11,349
10/31/2010      11,386                  11,134                   11,357
11/30/2010      11,369                  11,135                   11,354
12/31/2010      11,374                  11,139                   11,357
 1/31/2011      11,385                  11,141                   11,368
 2/28/2011      11,388                  11,143                   11,371
 3/31/2011      11,395                  11,146                   11,374
 4/30/2011      11,421                  11,152                   11,386
 5/31/2011      11,438                  11,154                   11,393
 6/30/2011      11,432                  11,156                   11,397
 7/31/2011      11,448                  11,156                   11,393
 8/31/2011      11,452                  11,164                   11,414
 9/30/2011      11,445                  11,164                   11,411
10/31/2011      11,451                  11,166                   11,415
11/30/2011      11,444                  11,167                   11,419
12/31/2011      11,441                  11,169                   11,422
 1/31/2012      11,474                  11,169                   11,425
 2/29/2012      11,479                  11,168                   11,422
 3/31/2012      11,484                  11,169                   11,422
 4/30/2012      11,500                  11,171                   11,427
 5/31/2012      11,494                  11,174                   11,429
 6/30/2012      11,510                  11,175                   11,426
 7/31/2012      11,527                  11,178                   11,437
 8/31/2012      11,531                  11,180                   11,439
 9/30/2012      11,537                  11,181                   11,442
10/31/2012      11,541                  11,182                   11,441
11/30/2012      11,546                  11,185                   11,445
12/31/2012      11,548                  11,188                   11,449
 1/31/2013      11,559                  11,189                   11,452
 2/28/2013      11,561                  11,190                   11,454
 3/31/2013      11,565                  11,192                   11,458
 4/30/2013      11,569                  11,195                   11,463
 5/31/2013      11,561                  11,197                   11,463
 6/30/2013      11,565                  11,198                   11,462
 7/31/2013      11,568                  11,200                   11,469
 8/31/2013      11,571                  11,202                   11,471
 9/30/2013      11,586                  11,205                   11,477
10/31/2013      11,590                  11,204                   11,477
11/30/2013      11,593                  11,205                   11,477
12/31/2013      11,587                  11,207                   11,478
 1/31/2014      11,598                  11,210                   11,481
 2/28/2014      11,611                  11,211                   11,483
 3/31/2014      11,603                  11,212                   11,487
 4/30/2014      11,606                  11,214                   11,492
 5/31/2014      11,620                  11,215                   11,495
 6/30/2014      11,611                  11,215                   11,495
 7/31/2014      11,614                  11,216                   11,497
 8/31/2014      11,617                  11,218                   11,504
 9/30/2014      11,620                  11,219                   11,507
10/31/2014      11,623                  11,219                   11,509
11/30/2014      11,637                  11,220                   11,510
12/31/2014      11,617                  11,221                   11,499
 1/31/2015      11,639                  11,224                   11,511
 2/28/2015      11,642                  11,226                   11,509
 3/31/2015      11,646                  11,226                   11,511
 4/30/2015      11,649                  11,231                   11,519
 5/31/2015      11,653                  11,232                   11,522
 6/30/2015      11,657                  11,233                   11,523
 7/31/2015      11,661                  11,233                   11,526
 8/31/2015      11,653                  11,233                   11,525
 9/30/2015      11,669                  11,245                   11,536
10/31/2015      11,674                  11,242                   11,534
11/30/2015      11,658                  11,241                   11,516
12/31/2015      11,653                  11,246                   11,517
 1/31/2016      11,681                  11,255                   11,540
 2/29/2016      11,686                  11,259                   11,542
 3/31/2016      11,705                  11,270                   11,558
 4/30/2016      11,711                  11,277                   11,569
 5/31/2016      11,707                  11,278                   11,564            Past performance is not predictive of
 6/30/2016      11,748                  11,292                   11,592            future performance.
 7/31/2016      11,744                  11,296                   11,591            The returns shown do not reflect the
 8/31/2016      11,740                  11,297                   11,590            deduction of taxes that a shareholder
 9/30/2016      11,747                  11,307                   11,598            would pay on fund distributions or the
10/31/2016      11,756                  11,313                   11,604            redemption of fund shares.
            AVERAGE ANNUAL         ONE          FIVE          TEN                  The Merrill Lynch Indices are used with
            TOTAL RETURN           YEAR         YEARS        YEARS                 permission; copyright 2016 Merrill
            --------------------------------------------------------------         Lynch, Pierce, Fenner & Smith
                                   0.70%        0.53%        1.63%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-2 YEARS, CURRENCY-HEDGED IN USD TERMS OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

              DFA Two-Year              Citi World Government Bond Index,
              Global Fixed               1-2 Years, Currency-Hedged in
            Income Portfolio                        USD Terms
            ----------------        -------------------------------------------
10/31/2006      $10,000                              $10,000
11/30/2006       10,049                               10,044
12/31/2006       10,082                               10,068
 1/31/2007       10,122                               10,112
 2/28/2007       10,172                               10,162
 3/31/2007       10,212                               10,199
 4/30/2007       10,251                               10,236
 5/31/2007       10,291                               10,255
 6/30/2007       10,331                               10,294
 7/31/2007       10,371                               10,360
 8/31/2007       10,421                               10,443
 9/30/2007       10,467                               10,498
10/31/2007       10,528                               10,543
11/30/2007       10,558                               10,631
12/31/2007       10,614                               10,663
 1/31/2008       10,655                               10,774
 2/29/2008       10,676                               10,825
 3/31/2008       10,686                               10,829
 4/30/2008       10,717                               10,803
 5/31/2008       10,738                               10,784
 6/30/2008       10,767                               10,797
 7/31/2008       10,798                               10,846
 8/31/2008       10,829                               10,884
 9/30/2008       10,794                               10,953
10/31/2008       10,867                               11,071
11/30/2008       10,941                               11,137
12/31/2008       11,047                               11,207
 1/31/2009       11,047                               11,227
 2/28/2009       11,047                               11,235
 3/31/2009       11,079                               11,269
 4/30/2009       11,122                               11,280
 5/31/2009       11,166                               11,301
 6/30/2009       11,187                               11,312
 7/31/2009       11,198                               11,336
 8/31/2009       11,231                               11,359
 9/30/2009       11,259                               11,375
10/31/2009       11,270                               11,384
11/30/2009       11,314                               11,406
12/31/2009       11,276                               11,392
 1/31/2010       11,321                               11,418
 2/28/2010       11,343                               11,440
 3/31/2010       11,344                               11,439
 4/30/2010       11,355                               11,429
 5/31/2010       11,366                               11,461
 6/30/2010       11,400                               11,468
 7/31/2010       11,433                               11,484
 8/31/2010       11,455                               11,500
 9/30/2010       11,465                               11,495
10/31/2010       11,477                               11,503
11/30/2010       11,465                               11,489
12/31/2010       11,473                               11,499
 1/31/2011       11,485                               11,502
 2/28/2011       11,485                               11,504
 3/31/2011       11,496                               11,502
 4/30/2011       11,519                               11,517
 5/31/2011       11,541                               11,538
 6/30/2011       11,541                               11,541
 7/31/2011       11,553                               11,545
 8/31/2011       11,575                               11,589
 9/30/2011       11,572                               11,591
10/31/2011       11,572                               11,586
11/30/2011       11,560                               11,579
12/31/2011       11,563                               11,630
 1/31/2012       11,586                               11,653
 2/29/2012       11,597                               11,669
 3/31/2012       11,609                               11,669
 4/30/2012       11,620                               11,675
 5/31/2012       11,620                               11,672
 6/30/2012       11,633                               11,681
 7/31/2012       11,656                               11,698
 8/31/2012       11,667                               11,717
 9/30/2012       11,670                               11,726
10/31/2012       11,670                               11,731
11/30/2012       11,681                               11,742
12/31/2012       11,682                               11,749
 1/31/2013       11,682                               11,756
 2/28/2013       11,694                               11,766
 3/31/2013       11,705                               11,772
 4/30/2013       11,717                               11,787
 5/31/2013       11,705                               11,783
 6/30/2013       11,694                               11,777
 7/31/2013       11,705                               11,792
 8/31/2013       11,705                               11,792
 9/30/2013       11,717                               11,806
10/31/2013       11,729                               11,820
11/30/2013       11,740                               11,828
12/31/2013       11,736                               11,827
 1/31/2014       11,748                               11,840
 2/28/2014       11,748                               11,847
 3/31/2014       11,749                               11,848
 4/30/2014       11,761                               11,854
 5/31/2014       11,772                               11,863
 6/30/2014       11,765                               11,869
 7/31/2014       11,754                               11,872
 8/31/2014       11,765                               11,882
 9/30/2014       11,765                               11,884
10/31/2014       11,789                               11,892
11/30/2014       11,801                               11,902
12/31/2014       11,780                               11,897
 1/31/2015       11,816                               11,922
 2/28/2015       11,804                               11,918
 3/31/2015       11,816                               11,928
 4/30/2015       11,816                               11,932
 5/31/2015       11,828                               11,939
 6/30/2015       11,831                               11,939
 7/31/2015       11,831                               11,946
 8/31/2015       11,831                               11,946
 9/30/2015       11,855                               11,960
10/31/2015       11,855                               11,962
11/30/2015       11,831                               11,954
12/31/2015       11,819                               11,955
 1/31/2016       11,866                               11,988
 2/29/2016       11,866                               11,999
 3/31/2016       11,891                               12,008
 4/30/2016       11,903                               12,019
 5/31/2016       11,903                               12,020
 6/30/2016       11,938                               12,056
 7/31/2016       11,938                               12,056
 8/31/2016       11,938                               12,056                       Past performance is not predictive of
 9/30/2016       11,938                               12,072                       future performance.
10/31/2016       11,950                               12,074                       The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            AVERAGE ANNUAL         ONE          FIVE          TEN                  would pay on fund distributions or the
            TOTAL RETURN           YEAR         YEARS        YEARS                 redemption of fund shares.
            --------------------------------------------------------------         Citigroup bond indices copyright 2016
                                   0.81%        0.65%        1.80%                 by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX,
1-3 YEARS, IN USD TERMS (UNHEDGED)
JANUARY 9, 2008-OCTOBER 31, 2016

                                     [CHART]

            DFA Selectively Hedged Global     Citi World Government Bond Index,
               Fixed Income Portfolio         1-3 Years, in USD Terms (unhedged)
           ------------------------------     ---------------------------------
 1/09/2008            $10,000                             $10,000
 1/31/2008             10,050                              10,199
 2/29/2008             10,140                              10,433
 3/31/2008             10,176                              10,754
 4/30/2008             10,216                              10,485
 5/31/2008             10,236                              10,415
 6/30/2008             10,266                              10,466
 7/31/2008             10,226                              10,427
 8/31/2008              9,845                              10,188
 9/30/2008              9,585                              10,126
10/31/2008              8,933                              10,032
11/30/2008              8,843                              10,177
12/31/2008              9,113                              10,732
 1/31/2009              8,803                              10,481
 2/28/2009              8,742                              10,160
 3/31/2009              9,103                              10,334
 4/30/2009              9,184                              10,379
 5/31/2009              9,605                              10,791
 6/30/2009              9,615                              10,735
 7/31/2009              9,745                              10,869
 8/31/2009              9,825                              11,016
 9/30/2009              9,976                              11,225
10/31/2009             10,026                              11,251
11/30/2009             10,106                              11,525
12/31/2009             10,044                              11,076
 1/31/2010             10,024                              11,065
 2/28/2010             10,054                              11,084
 3/31/2010             10,094                              10,915
 4/30/2010             10,144                              10,843
 5/31/2010              9,953                              10,675
 6/30/2010              9,984                              10,776
 7/31/2010             10,204                              11,084
 8/31/2010             10,134                              11,116
 9/30/2010             10,355                              11,381
10/31/2010             10,435                              11,578
11/30/2010             10,264                              11,202
12/31/2010             10,522                              11,426
 1/31/2011             10,532                              11,470
 2/28/2011             10,603                              11,508
 3/31/2011             10,684                              11,555
 4/30/2011             10,959                              11,838
 5/31/2011             10,908                              11,747
 6/30/2011             10,918                              11,794
 7/31/2011             11,041                              11,949
 8/31/2011             10,990                              12,038
 9/30/2011             10,522                              11,700
10/31/2011             10,837                              11,827
11/30/2011             10,654                              11,681
12/31/2011             10,611                              11,654
 1/31/2012             10,779                              11,769
 2/29/2012             10,895                              11,675
 3/31/2012             10,832                              11,595
 4/30/2012             10,853                              11,690
 5/31/2012             10,527                              11,482
 6/30/2012             10,758                              11,544
 7/31/2012             10,832                              11,555
 8/31/2012             10,916                              11,649
 9/30/2012             10,990                              11,755
10/31/2012             10,969                              11,692
11/30/2012             11,011                              11,634
12/31/2012             11,058                              11,565
 1/31/2013             11,069                              11,507
 2/28/2013             11,015                              11,353
 3/31/2013             11,069                              11,268
 4/30/2013             11,156                              11,300
 5/31/2013             10,940                              11,115
 6/30/2013             10,680                              11,136
 7/31/2013             10,832                              11,255
 8/31/2013             10,691                              11,228
 9/30/2013             10,961                              11,365
10/31/2013             11,026                              11,398
11/30/2013             10,950                              11,317
12/31/2013             10,936                              11,293
 1/31/2014             10,892                              11,289
 2/28/2014             11,057                              11,390
 3/31/2014             11,111                              11,369
 4/30/2014             11,166                              11,422
 5/31/2014             11,199                              11,400
 6/30/2014             11,243                              11,441
 7/31/2014             11,122                              11,318
 8/31/2014             11,177                              11,261
 9/30/2014             10,958                              10,985
10/31/2014             10,947                              10,923
11/30/2014             10,914                              10,794
12/31/2014             10,764                              10,659
 1/31/2015             10,653                              10,500
 2/28/2015             10,686                              10,455
 3/31/2015             10,630                              10,325
 4/30/2015             10,831                              10,475
 5/31/2015             10,675                              10,340
 6/30/2015             10,597                              10,412
 7/31/2015             10,464                              10,355
 8/31/2015             10,341                              10,405
 9/30/2015             10,364                              10,421
10/31/2015             10,464                              10,396
11/30/2015             10,419                              10,216
12/31/2015             10,423                              10,311
 1/31/2016             10,423                              10,303
 2/29/2016             10,468                              10,461
 3/31/2016             10,749                              10,649
 4/30/2016             10,794                              10,774
 5/31/2016             10,693                              10,586
 6/30/2016             10,895                              10,749
 7/31/2016             10,962                              10,765
 8/31/2016             10,940                              10,715                   Past performance is not predictive of
 9/30/2016             10,974                              10,792                   future performance.
10/31/2016             10,929                              10,607                   The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE           SINCE                 would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS        INCEPTION               redemption of fund shares.
           -----------------------------------------------------------------        Citigroup bond indices copyright 2016
                                  4.44%        0.17%          1.01%                 by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX,
1-5 YEARS, CURRENCY-HEDGED IN USD TERMS
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

               DFA Five-Year Global           Citi World Government Bond Index,
              Fixed Income Portfolio             1-5 Years, Currency-Hedged
                                                        in USD Terms
              ----------------------          ---------------------------------
10/31/06             $10,000                               $10,000
11/30/06              10,038                                10,050
12/31/06              10,064                                10,057
 1/31/07              10,111                                10,093
 2/28/07              10,159                                10,159
 3/31/07              10,198                                10,191
 4/30/07              10,226                                10,223
 5/31/07              10,255                                10,212
 6/30/07              10,281                                10,238
 7/31/07              10,338                                10,327
 8/31/07              10,415                                10,436
 9/30/07              10,452                                10,493
10/31/07              10,510                                10,546
11/30/07              10,540                                10,661
12/31/07              10,589                                10,691
 1/31/08              10,649                                10,851
 2/29/08              10,688                                10,922
 3/31/08              10,698                                10,920
 4/30/08              10,619                                10,848
 5/31/08              10,589                                10,786
 6/30/08              10,619                                10,787
 7/31/08              10,678                                10,866
 8/31/08              10,738                                10,933
 9/30/08              10,627                                11,004
10/31/08              10,687                                11,164
11/30/08              10,847                                11,284
12/31/08              11,015                                11,396
 1/31/09              10,995                                11,401
 2/28/09              10,985                                11,424
 3/31/09              11,026                                11,483
 4/30/09              11,096                                11,486
 5/31/09              11,116                                11,490
 6/30/09              11,183                                11,509
 7/31/09              11,275                                11,551
 8/31/09              11,376                                11,591
 9/30/09              11,453                                11,627
10/31/09              11,514                                11,639
11/30/09              11,657                                11,701
12/31/09              11,477                                11,657
 1/31/10              11,623                                11,702
 2/28/10              11,696                                11,751
 3/31/10              11,688                                11,746
 4/30/10              11,771                                11,752
 5/31/10              11,844                                11,828
 6/30/10              11,922                                11,858
 7/31/10              12,101                                11,901
 8/31/10              12,248                                11,958
 9/30/10              12,294                                11,949
10/31/10              12,378                                11,960
11/30/10              12,251                                11,902
12/31/10              12,086                                11,889
 1/31/11              12,119                                11,880
 2/28/11              12,108                                11,869
 3/31/11              12,119                                11,862
 4/30/11              12,275                                11,897
 5/31/11              12,419                                11,955
 6/30/11              12,419                                11,961
 7/31/11              12,619                                12,004
 8/31/11              12,708                                12,108
 9/30/11              12,684                                12,112
10/31/11              12,718                                12,095
11/30/11              12,527                                12,071
12/31/11              12,631                                12,164
 1/31/12              12,758                                12,216
 2/29/12              12,781                                12,237
 3/31/12              12,816                                12,226
 4/30/12              12,862                                12,251
 5/31/12              12,943                                12,262
 6/30/12              12,951                                12,274
 7/31/12              13,114                                12,315
 8/31/12              13,161                                12,348
 9/30/12              13,182                                12,370
10/31/12              13,194                                12,377
11/30/12              13,240                                12,409
12/31/12              13,237                                12,419
 1/31/13              13,177                                12,409
 2/28/13              13,260                                12,438
 3/31/13              13,284                                12,450
 4/30/13              13,355                                12,490
 5/31/13              13,237                                12,448
 6/30/13              13,074                                12,409
 7/31/13              13,157                                12,443
 8/31/13              13,085                                12,425
 9/30/13              13,193                                12,469
10/31/13              13,276                                12,510
11/30/13              13,300                                12,529
12/31/13              13,183                                12,496
 1/31/14              13,329                                12,550
 2/28/14              13,353                                12,567
 3/31/14              13,287                                12,565
 4/30/14              13,361                                12,587
 5/31/14              13,458                                12,623
 6/30/14              13,442                                12,638
 7/31/14              13,406                                12,639
 8/31/14              13,491                                12,676
 9/30/14              13,430                                12,673
10/31/14              13,528                                12,704
11/30/14              13,613                                12,736
12/31/14              13,561                                12,733
 1/31/15              13,784                                12,804
 2/28/15              13,685                                12,785
 3/31/15              13,747                                12,812
 4/30/15              13,760                                12,810
 5/31/15              13,760                                12,817
 6/30/15              13,691                                12,798
 7/31/15              13,741                                12,832
 8/31/15              13,728                                12,829
 9/30/15              13,841                                12,872
10/31/15              13,828                                12,875
11/30/15              13,803                                12,871
12/31/15              13,758                                12,861
 1/31/16              13,922                                12,957
 2/29/16              13,960                                12,994
 3/31/16              14,076                                13,007
 4/30/16              14,089                                13,009
 5/31/16              14,064                                13,014
 6/30/16              14,243                                13,100
 7/31/16              14,281                                13,105
 8/31/16              14,218                                13,090                 Past performance is not predictive of
 9/30/16              14,243                                13,115                 future performance.
10/31/16              14,192                                13,089                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            AVERAGE ANNUAL         ONE          FIVE          TEN                  would pay on fund distributions or the
            TOTAL RETURN           YEAR         YEARS        YEARS                 redemption of fund shares.
            --------------------------------------------------------------         Citigroup bond indices copyright 2016
                                   2.63%        2.22%        3.56%                 by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO VS.
CITI NON-USD WORLD GOVERNMENT BOND INDEX, CURRENCY-HEDGED IN USD TERMS
DECEMBER 6, 2011-OCTOBER 31, 2016

                                     [CHART]

                DFA World Ex U.S.                 Citi Non-USD World
             Government Fixed Income             Government Bond Index,
                     Portfolio                Currency-Hedged in USD Terms
            -------------------------         ----------------------------
 12/06/2011           $10,000                           $10,000
 12/31/2011            10,095                            10,085
  1/31/2012            10,145                            10,165
  2/29/2012            10,175                            10,216
  3/31/2012            10,165                            10,218
  4/30/2012            10,246                            10,246
  5/31/2012            10,506                            10,370
  6/30/2012            10,427                            10,329
  7/31/2012            10,648                            10,436
  8/31/2012            10,658                            10,456
  9/30/2012            10,656                            10,515
 10/31/2012            10,666                            10,538
 11/30/2012            10,757                            10,623
 12/31/2012            10,771                            10,641
  1/31/2013            10,606                            10,608
  2/28/2013            10,730                            10,670
  3/31/2013            10,834                            10,776
  4/30/2013            10,968                            10,899
  5/31/2013            10,741                            10,744
  6/30/2013            10,524                            10,638
  7/31/2013            10,587                            10,690
  8/31/2013            10,483                            10,668
  9/30/2013            10,576                            10,745
 10/31/2013            10,690                            10,852
 11/30/2013            10,680                            10,857
 12/31/2013            10,538                            10,792
  1/31/2014            10,780                            10,963
  2/28/2014            10,811                            11,013
  3/31/2014            10,848                            11,051
  4/30/2014            10,933                            11,119
  5/31/2014            11,081                            11,203
  6/30/2014            11,143                            11,273
  7/31/2014            11,239                            11,343
  8/31/2014            11,474                            11,505
  9/30/2014            11,431                            11,500
 10/31/2014            11,538                            11,562
 11/30/2014            11,730                            11,712
 12/31/2014            11,832                            11,847
  1/31/2015            12,152                            12,060
  2/28/2015            12,072                            12,013
  3/31/2015            12,186                            12,113
  4/30/2015            12,038                            12,005
  5/31/2015            11,946                            11,904
  6/30/2015            11,694                            11,726
  7/31/2015            11,889                            11,902
  8/31/2015            11,820                            11,868
  9/30/2015            11,957                            11,961
 10/31/2015            11,992                            12,031
   11/30/15            12,038                            12,064
   12/31/15            11,932                            12,030
   01/31/16            12,239                            12,269
   02/29/16            12,424                            12,442
   03/31/16            12,460                            12,531
   04/30/16            12,337                            12,504
   05/31/16            12,485                            12,614
   06/30/16            12,841                            12,920
   07/31/16            12,989                            12,965
   08/31/16            13,001                            12,936
   09/30/16            13,013                            12,934               Past performance is not predictive of
   10/31/16            12,743                            12,752               future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
             AVERAGE ANNUAL          ONE             SINCE                    would pay on fund distributions or the
             TOTAL RETURN            YEAR          INCEPTION                  redemption of fund shares.
             --------------------------------------------------------         Citigroup bond indices copyright 2016
                                     6.26%           5.07%                    by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US TREASURY & AGENCY INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

            DFA Short-Term Government       The BofA Merrill Lynch 1-5 Year
                   Portfolio                  US Treasury & Agency Index
           ---------------------------     ---------------------------------
10/31/06             $10,000                            $10,000
11/30/06              10,038                             10,062
12/31/06              10,082                             10,050
 1/31/07              10,121                             10,065
 2/28/07              10,160                             10,163
 3/31/07              10,207                             10,200
 4/30/07              10,246                             10,241
 5/31/07              10,295                             10,212
 6/30/07              10,332                             10,247
 7/31/07              10,382                             10,353
 8/31/07              10,422                             10,470
 9/30/07              10,458                             10,549
10/31/07              10,498                             10,596
11/30/07              10,539                             10,805
12/31/07              10,581                             10,842
 1/31/08              10,612                             11,063
 2/29/08              10,725                             11,180
 3/31/08              10,769                             11,217
 4/30/08              10,542                             11,104
 5/31/08              10,439                             11,037
 6/30/08              10,495                             11,076
 7/31/08              10,567                             11,128
 8/31/08              10,671                             11,190
 9/30/08              10,757                             11,264
10/31/08              10,882                             11,369
11/30/08              11,205                             11,605
12/31/08              11,466                             11,750
 1/31/09              11,350                             11,682
 2/28/09              11,350                             11,672
 3/31/09              11,467                             11,768
 4/30/09              11,457                             11,741
 5/31/09              11,457                             11,744
 6/30/09              11,464                             11,717
 7/31/09              11,496                             11,749
 8/31/09              11,570                             11,815
 9/30/09              11,640                             11,858
10/31/09              11,673                             11,888
11/30/09              11,801                             11,996
12/31/09              11,633                             11,857
 1/31/10              11,742                             11,972
 2/28/10              11,796                             12,010
 3/31/10              11,751                             11,962
 4/30/10              11,817                             12,014
 5/31/10              11,904                             12,098
 6/30/10              12,030                             12,191
 7/31/10              12,128                             12,258
 8/31/10              12,172                             12,308
 9/30/10              12,206                             12,340
10/31/10              12,294                             12,386
11/30/10              12,217                             12,339
12/31/10              12,151                             12,268
 1/31/11              12,162                             12,304
 2/28/11              12,140                             12,278
 3/31/11              12,155                             12,273
 4/30/11              12,257                             12,359
 5/31/11              12,359                             12,443
 6/30/11              12,344                             12,447
 7/31/11              12,423                             12,534
 8/31/11              12,514                             12,626
 9/30/11              12,500                             12,609
10/31/11              12,512                             12,622
11/30/11              12,535                             12,638
12/31/11              12,563                             12,659
 1/31/12              12,621                             12,700
 2/29/12              12,598                             12,669
 3/31/12              12,607                             12,645
 4/30/12              12,654                             12,703
 5/31/12              12,654                             12,725
 6/30/12              12,673                             12,717
 7/31/12              12,719                             12,767
 8/31/12              12,754                             12,775
 9/30/12              12,749                             12,776
10/31/12              12,749                             12,761
11/30/12              12,772                             12,789
12/31/12              12,763                             12,783
 1/31/13              12,751                             12,768
 2/28/13              12,774                             12,797
 3/31/13              12,779                             12,803
 4/30/13              12,815                             12,832
 5/31/13              12,732                             12,767
 6/30/13              12,638                             12,714
 7/31/13              12,685                             12,744
 8/31/13              12,626                             12,709
 9/30/13              12,709                             12,773
10/31/13              12,745                             12,806
11/30/13              12,769                             12,822
12/31/13              12,706                             12,762
 1/31/14              12,765                             12,817
 2/28/14              12,777                             12,835
 3/31/14              12,755                             12,796
 4/30/14              12,779                             12,827
 5/31/14              12,827                             12,878
 6/30/14              12,813                             12,866
 7/31/14              12,789                             12,837
 8/31/14              12,813                             12,881
 9/30/14              12,802                             12,859
10/31/14              12,850                             12,922
11/30/14              12,899                             12,963
12/31/14              12,865                             12,921
 1/31/15              12,986                             13,049
 2/28/15              12,925                             12,985
 3/31/15              12,991                             13,039
 4/30/15              12,991                             13,042
 5/31/15              13,003                             13,054
 6/30/15              12,995                             13,042
 7/31/15              13,020                             13,066
 8/31/15              13,007                             13,064
 9/30/15              13,086                             13,132
10/31/15              13,062                             13,104
11/30/15              13,013                             13,066
12/31/15              12,992                             13,047
 1/31/16              13,138                             13,186
 2/29/16              13,175                             13,217
 3/31/16              13,208                             13,249
 4/30/16              13,196                             13,248
 5/31/16              13,171                             13,229
 6/30/16              13,302                             13,354                 Past performance is not predictive of
 7/31/16              13,302                             13,348                 future performance.
 8/31/16              13,240                             13,308                 The returns shown do not reflect the
 9/30/16              13,269                             13,331                 deduction of taxes that a shareholder
10/31/16              13,244                             13,305                 would pay on fund distributions or the
                                                                                redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE          TEN                The Merrill Lynch Indices are used with
           TOTAL RETURN           YEAR         YEARS        YEARS               permission; copyright 2016 Merrill
           -------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  1.40%        1.14%        2.85%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

               DFA Intermediate Government        Bloomberg Barclays U.S.
                 Fixed Income Portfolio           Government Bond Index
               ---------------------------       ------------------------
10/31/2006              $10,000                          $10,000
11/30/2006               10,115                           10,101
12/31/2006               10,027                           10,032
 1/31/2007               10,009                           10,019
 2/28/2007               10,188                           10,174
 3/31/2007               10,191                           10,176
 4/30/2007               10,245                           10,227
 5/31/2007               10,128                           10,147
 6/30/2007               10,116                           10,142
 7/31/2007               10,253                           10,287
 8/31/2007               10,444                           10,442
 9/30/2007               10,525                           10,508
10/31/2007               10,598                           10,585
11/30/2007               10,930                           10,876
12/31/2007               10,983                           10,900
 1/31/2008               11,283                           11,161
 2/29/2008               11,376                           11,267
 3/31/2008               11,457                           11,342
 4/30/2008               11,288                           11,182
 5/31/2008               11,118                           11,060
 6/30/2008               11,166                           11,125
 7/31/2008               11,232                           11,173
 8/31/2008               11,347                           11,287
 9/30/2008               11,345                           11,338
 0/31/2008               11,229                           11,307
 1/30/2008               11,865                           11,843
 2/31/2008               12,399                           12,251
 1/31/2009               12,104                           11,946
 2/28/2009               12,035                           11,914
 3/31/2009               12,225                           12,130
 4/30/2009               12,106                           11,969
 5/31/2009               12,076                           11,878
 6/30/2009               12,097                           11,862
 7/31/2009               12,177                           11,919
  /31/2009               12,277                           12,013
 9/30/2009               12,391                           12,103
10/31/2009               12,431                           12,105
11/30/2009               12,613                           12,259
12/31/2009               12,309                           11,981
 1/31/2010               12,525                           12,156
 2/28/2010               12,597                           12,206
 3/31/2010               12,518                           12,114
 4/30/2010               12,653                           12,229
 5/31/2010               12,839                           12,416
 6/30/2010               13,078                           12,628
 7/31/2010               13,214                           12,714
 8/31/2010               13,443                           12,940
 9/30/2010               13,479                           12,946
10/31/2010               13,532                           12,938
11/30/2010               13,416                           12,851
12/31/2010               13,161                           12,643
 1/31/2011               13,161                           12,644
 2/28/2011               13,161                           12,636
 3/31/2011               13,163                           12,632
 4/30/2011               13,325                           12,770
 5/31/2011               13,540                           12,952
 6/30/2011               13,482                           12,913
 7/31/2011               13,743                           13,128
 8/31/2011               14,080                           13,462
 9/30/2011               14,207                           13,668
10/31/2011               14,130                           13,571
11/30/2011               14,240                           13,662
12/31/2011               14,401                           13,783
 1/31/2012               14,502                           13,844
 2/29/2012               14,435                           13,754
 3/31/2012               14,335                           13,629
 4/30/2012               14,559                           13,813
 5/31/2012               14,738                           14,028
 6/30/2012               14,706                           13,987
 7/31/2012               14,864                           14,121
 8/31/2012               14,920                           14,107
 9/30/2012               14,929                           14,071
10/31/2012               14,906                           14,050
11/30/2012               15,008                           14,119
12/31/2012               14,935                           14,062
 1/31/2013               14,820                           13,956
 2/28/2013               14,935                           14,027
 3/31/2013               14,938                           14,040
 4/30/2013               15,065                           14,158
 5/31/2013               14,777                           13,928
 6/30/2013               14,448                           13,776
 7/31/2013               14,471                           13,763
 8/31/2013               14,321                           13,696
 9/30/2013               14,512                           13,792
 0/31/2013               14,594                           13,858
 1/30/2013               14,570                           13,817
 2/31/2013               14,410                           13,697
 1/31/2014               14,657                           13,876
 2/28/2014               14,692                           13,914
 3/31/2014               14,654                           13,876
 4/30/2014               14,748                           13,952
 5/31/2014               14,901                           14,080
 6/30/2014               14,882                           14,062
 7/31/2014               14,846                           14,039
 8/31/2014               14,989                           14,182
 9/30/2014               14,889                           14,107
 0/31/2014               15,032                           14,240
11/30/2014               15,175                           14,351
12/31/2014               15,156                           14,370
 1/31/2015               15,579                           14,729
 2/28/2015               15,325                           14,511
 3/31/2015               15,463                           14,600
 4/30/2015               15,427                           14,528
 5/31/2015               15,403                           14,504
 6/30/2015               15,280                           14,381
 7/31/2015               15,414                           14,497
 8/31/2015               15,414                           14,503
 9/30/2015               15,582                           14,627
10/31/2015               15,521                           14,576
11/30/2015               15,472                           14,518
12/31/2015               15,424                           14,493
 1/31/2016               15,808                           14,794
 2/29/2016               15,944                           14,921
 3/31/2016               15,996                           14,945
 4/30/2016               15,984                           14,931
 5/31/2016               15,972                           14,931
 6/30/2016               16,346                           15,250
 7/31/2016               16,396                           15,310
 8/31/2016               16,284                           15,230
 9/30/2016               16,296                           15,212             Past performance is not predictive of
10/31/2016               16,133                           15,051             future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN          YEAR        YEARS       YEARS               redemption of fund shares.
           ----------------------------------------------------------        Bloomberg Barclays data provided by
                                 3.95%       2.69%       4.90%               Bloomberg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-5 YEAR US CORPORATE & GOVERNMENT INDEX
MARCH 4, 2009-OCTOBER 31, 2016

                                      [CHART]

            DFA Short-Term Extended         The BofA Merrill Lynch 1-5 Year
               Quality Portfolio            US Corporate & Government Index
            -----------------------        ----------------------------------
  3/4/2009          $10,000                            $10,000
 3/31/2009           10,030                             10,077
 4/30/2009           10,135                             10,138
 5/31/2009           10,251                             10,223
 6/30/2009           10,348                             10,251
 7/31/2009           10,501                             10,329
 8/31/2009           10,602                             10,414
 9/30/2009           10,681                             10,476
10/31/2009           10,749                             10,524
11/30/2009           10,880                             10,628
12/31/2009           10,774                             10,522
 1/31/2010           10,918                             10,641
 2/28/2010           10,964                             10,679
 3/31/2010           10,958                             10,655
 4/30/2010           11,041                             10,712
 5/31/2010           11,047                             10,754
 6/30/2010           11,135                             10,837
 7/31/2010           11,258                             10,922
 8/31/2010           11,347                             10,980
 9/30/2010           11,404                             11,022
10/31/2010           11,473                             11,072
11/30/2010           11,403                             11,024
12/31/2010           11,329                             10,960
 1/31/2011           11,381                             11,002
 2/28/2011           11,381                             10,992
 3/31/2011           11,383                             10,994
 4/30/2011           11,500                             11,083
 5/31/2011           11,575                             11,159
 6/30/2011           11,564                             11,157
 7/31/2011           11,671                             11,241
 8/31/2011           11,691                             11,290
 9/30/2011           11,648                             11,250
10/31/2011           11,692                             11,287
11/30/2011           11,615                             11,269
12/31/2011           11,660                             11,300
 1/31/2012           11,768                             11,373
 2/29/2012           11,808                             11,374
 3/31/2012           11,817                             11,370
 4/30/2012           11,859                             11,420
 5/31/2012           11,866                             11,429
 6/30/2012           11,885                             11,439
 7/31/2012           11,989                             11,507
 8/31/2012           12,021                             11,530
 9/30/2012           12,062                             11,551
10/31/2012           12,069                             11,554
11/30/2012           12,087                             11,578
12/31/2012           12,083                             11,579
 1/31/2013           12,072                             11,574
 2/28/2013           12,112                             11,606
 3/31/2013           12,125                             11,614
 4/30/2013           12,171                             11,649
 5/31/2013           12,111                             11,590
 6/30/2013           12,013                             11,521
 7/31/2013           12,062                             11,561
 8/31/2013           12,021                             11,533
 9/30/2013           12,108                             11,599
10/31/2013           12,164                             11,644
11/30/2013           12,190                             11,664
12/31/2013           12,132                             11,615
 1/31/2014           12,211                             11,672
 2/28/2014           12,242                             11,699
 3/31/2014           12,213                             11,667
 4/30/2014           12,251                             11,702
 5/31/2014           12,311                             11,757
 6/30/2014           12,304                             11,752
 7/31/2014           12,284                             11,726
 8/31/2014           12,321                             11,768
 9/30/2014           12,290                             11,744
10/31/2014           12,339                             11,798
11/30/2014           12,388                             11,835
12/31/2014           12,336                             11,791
 1/31/2015           12,474                             11,905
 2/28/2015           12,431                             11,862
 3/31/2015           12,471                             11,909
 4/30/2015           12,486                             11,917
 5/31/2015           12,487                             11,928
 6/30/2015           12,446                             11,910
 7/31/2015           12,474                             11,931
 8/31/2015           12,456                             11,924
 9/30/2015           12,530                             11,980
10/31/2015           12,522                             11,968
11/30/2015           12,519                             11,940
12/31/2015           12,479                             11,914
 1/31/2016           12,572                             12,020
 2/29/2016           12,574                             12,044
 3/31/2016           12,696                             12,106
 4/30/2016           12,748                             12,124
 5/31/2016           12,731                             12,112
 6/30/2016           12,855                             12,225                   Past performance is not predictive of
 7/31/2016           12,887                             12,237                   future performance.
 8/31/2016           12,858                             12,213                   The returns shown do not reflect the
 9/30/2016           12,875                             12,231                   deduction of taxes that a shareholder
10/31/2016           12,859                             12,212                   would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 The Merrill Lynch Indices are used with
           TOTAL RETURN          YEAR        YEARS       INCEPTION               permission; copyright 2016 Merrill
           --------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 2.70%       1.92%         3.34%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. CREDIT BOND INDEX
JULY 20, 2010-OCTOBER 31, 2016

                                [CHART]

           DFA Intermediate-Term          Bloomberg Barclays U.S.
         Extended Quality Portfolio         Credit Bond Index
         --------------------------      -----------------------
 7/20/2010        $10,000                       $10,000
 7/31/2010         10,020                        10,093
 8/31/2010         10,230                        10,296
 9/30/2010         10,282                        10,362
10/31/2010         10,315                        10,376
11/30/2010         10,195                        10,273
12/31/2010          9,963                        10,169
 1/31/2011          9,983                        10,191
 2/28/2011         10,018                        10,264
 3/31/2011         10,015                        10,260
 4/30/2011         10,184                        10,434
 5/31/2011         10,363                        10,594
 6/30/2011         10,278                        10,516
 7/31/2011         10,583                        10,769
 8/31/2011         10,745                        10,808
 9/30/2011         10,773                        10,835
10/31/2011         10,825                        10,993
11/30/2011         10,683                        10,809
12/31/2011         10,897                        11,019
 1/31/2012         11,085                        11,248
 2/29/2012         11,133                        11,333
 3/31/2012         11,032                        11,243
 4/30/2012         11,228                        11,394
 5/31/2012         11,359                        11,471
 6/30/2012         11,356                        11,520
 7/31/2012         11,607                        11,832
 8/31/2012         11,644                        11,857
 9/30/2012         11,715                        11,928
10/31/2012         11,819                        12,061
11/30/2012         11,850                        12,061
12/31/2012         11,798                        12,051
 1/31/2013         11,658                        11,946
 2/28/2013         11,770                        12,030
 3/31/2013         11,804                        12,030
 4/30/2013         11,989                        12,247
 5/31/2013         11,676                        11,958
 6/30/2013         11,290                        11,617
 7/31/2013         11,362                        11,700
 8/31/2013         11,224                        11,605
 9/30/2013         11,364                        11,701
10/31/2013         11,509                        11,870
11/30/2013         11,448                        11,838
12/31/2013         11,348                        11,809
 1/31/2014         11,657                        12,007
 2/28/2014         11,730                        12,138
 3/31/2014         11,715                        12,153
 4/30/2014         11,855                        12,297
 5/31/2014         12,052                        12,471
 6/30/2014         12,051                        12,481
 7/31/2014         12,035                        12,476
 8/31/2014         12,223                        12,656
 9/30/2014         12,070                        12,478
10/31/2014         12,189                        12,611
11/30/2014         12,310                        12,697
12/31/2014         12,263                        12,697
 1/31/2015         12,720                        13,057
 2/28/2015         12,563                        12,927
 3/31/2015         12,629                        12,972
 4/30/2015         12,579                        12,896
 5/31/2015         12,498                        12,822
 6/30/2015         12,275                        12,598
 7/31/2015         12,373                        12,677
 8/31/2015         12,288                        12,602
 9/30/2015         12,473                        12,665
10/31/2015         12,513                        12,725
11/30/2015         12,502                        12,697
12/31/2015         12,420                        12,600
 1/31/2016         12,547                        12,666
 2/29/2016         12,642                        12,771
 3/31/2016         12,918                        13,093
 4/30/2016         13,054                        13,253
 5/31/2016         13,037                        13,247
 6/30/2016         13,346                        13,549
 7/31/2016         13,500                        13,727
 8/31/2016         13,484                        13,754
 9/30/2016         13,477                        13,716
10/31/2016         13,340                        13,599
                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         AVERAGE ANNUAL      ONE       FIVE        SINCE             would pay on fund distributions or the
         TOTAL RETURN        YEAR      YEARS     INCEPTION           redemption of fund shares.
         ------------------------------------------------------      Bloomberg Barclays data provided by
                             6.61%     4.27%       4.69%             Bloomberg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA TARGETED CREDIT PORTFOLIO VS.
BLOOMBERG BARCLAYS GLOBAL AGGREGATE CREDIT 1-5 YEAR BOND INDEX (HEDGED TO USD) MAY 20, 2015-OCTOBER 31, 2016

                                      [CHART]

                    DFA Targeted            Bloomberg Barclays Global Aggregate
                   Credit Portfolio            Credit 1-5 year Bond Index
                                                     (Hedged to USD)
              --------------------------     ---------------------------------
05/20/2015             $10,000                            $10,000
 5/31/2015              10,000                             10,015
 6/30/2015               9,941                              9,980
 7/31/2015               9,973                             10,006
 8/31/2015               9,957                              9,991
 9/30/2015              10,022                             10,003
10/31/2015              10,018                             10,028
11/30/2015              10,013                             10,031
12/31/2015               9,969                             10,008
 1/31/2016              10,016                             10,054
 2/29/2016              10,018                             10,071
 3/31/2016              10,149                             10,157
 4/30/2016              10,205                             10,195
 5/31/2016              10,200                             10,205
 6/30/2016              10,320                             10,278
 7/31/2016              10,379                             10,323
 8/31/2016              10,366                             10,335
 9/30/2016              10,380                             10,350
10/31/2016              10,358                             10,343

                                                                                   Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            AVERAGE ANNUAL                  ONE            SINCE                   would pay on fund distributions or the
            TOTAL RETURN                    YEAR         INCEPTION                 redemption of fund shares.
            --------------------------------------------------------------         Bloomberg Barclays data provided by
                                            3.39%          2.46%                   Bloomberg.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INVESTMENT GRADE PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX
MARCH 7, 2011-OCTOBER 31, 2016

                                    [CHART]

                  DFA Investment Grade             Bloomberg Barclays U.S.
                        Portfolio                   Aggregate Bond Index
               ---------------------------        -------------------------
 3/07/2011              $10,000                          $10,000
 3/31/2011               10,040                           10,026
 4/30/2011               10,180                           10,153
 5/31/2011               10,330                           10,285
 6/30/2011               10,273                           10,255
 7/31/2011               10,505                           10,418
 8/31/2011               10,686                           10,570
 9/30/2011               10,725                           10,647
10/31/2011               10,735                           10,658
11/30/2011               10,694                           10,649
12/31/2011               10,831                           10,766
 1/31/2012               10,953                           10,861
 2/29/2012               10,963                           10,858
 3/31/2012               10,899                           10,799
 4/30/2012               11,042                           10,919
 5/31/2012               11,145                           11,017
 6/30/2012               11,140                           11,022
 7/31/2012               11,295                           11,174
 8/31/2012               11,336                           11,181
 9/30/2012               11,371                           11,196
10/31/2012               11,402                           11,218
11/30/2012               11,443                           11,236
12/31/2012               11,406                           11,220
 1/31/2013               11,322                           11,142
 2/28/2013               11,396                           11,197
 3/31/2013               11,418                           11,206
 4/30/2013               11,533                           11,320
 5/31/2013               11,313                           11,118
 6/30/2013               11,045                           10,946
 7/31/2013               11,098                           10,961
 8/31/2013               10,982                           10,905
 9/30/2013               11,116                           11,008
10/31/2013               11,222                           11,097
11/30/2013               11,180                           11,055
12/31/2013               11,078                           10,993
 1/31/2014               11,314                           11,155
 2/28/2014               11,367                           11,215
 3/31/2014               11,349                           11,196
 4/30/2014               11,446                           11,290
 5/31/2014               11,596                           11,419
 6/30/2014               11,583                           11,424
 7/31/2014               11,561                           11,396
 8/31/2014               11,702                           11,522
 9/30/2014               11,595                           11,443
10/31/2014               11,704                           11,556
11/30/2014               11,801                           11,638
12/31/2014               11,768                           11,649
 1/31/2015               12,119                           11,893
 2/28/2015               11,976                           11,781
 3/31/2015               12,053                           11,836
 4/30/2015               12,020                           11,793
 5/31/2015               11,987                           11,765
 6/30/2015               11,847                           11,637
 7/31/2015               11,936                           11,718
 8/31/2015               11,891                           11,701
 9/30/2015               12,028                           11,780
10/31/2015               12,028                           11,782
11/30/2015               12,017                           11,751
12/31/2015               11,957                           11,713
 1/31/2016               12,125                           11,874
 2/29/2016               12,204                           11,958
 3/31/2016               12,358                           12,068
 4/30/2016               12,415                           12,114
 5/31/2016               12,392                           12,117
 6/30/2016               12,645                           12,335
 7/31/2016               12,713                           12,413
 8/31/2016               12,668                           12,399               Past performance is not predictive of
 9/30/2016               12,686                           12,392               future performance.
10/31/2016               12,583                           12,297               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE         FIVE          SINCE                would pay on fund distributions or the
          TOTAL RETURN          YEAR        YEARS       INCEPTION              redemption of fund shares.
          --------------------------------------------------------------       Bloomberg Barclays data provided by
                                4.62%       3.23%         4.15%                Bloomberg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA DIVERSIFIED FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. INTERMEDIATE GOVERNMENT BOND INDEX
AUGUST 10, 2016-OCTOBER 31, 2016

                                      [CHART]

             DFA Diversified Fixed       Bloomberg Barclays U.S. Intermediate
                Income Portfolio               Government Bond Index
            -----------------------     ------------------------------------
  08/2016            $10,000                          $10,000
  08/2016            $9,980                           $9,968                     Past performance is not predictive of
  09/2016            $9,996                           $9,985                     future performance.
  10/2016            $9,936                           $9,937                     The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
              AVERAGE ANNUAL                             SINCE                   would pay on fund distributions or the
              TOTAL RETURN                             INCEPTION                 redemption of fund shares.
              ----------------------------------------------------------         Bloomberg Barclays data provided by
                                                        -0.64%                   Bloomberg.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA LTIP PORTFOLIO - INSTITUTIONAL CLASS VS.
CITI U.S. INFLATION-LINKED SECURITIES INDEX, 20+ YEARS
MARCH 7, 2012-OCTOBER 31, 2016

                             [CHART]

                                            Citi U.S. Inflation-
                 DFA LTIP Portfolio -     Linked Securities Index,
                 Institutional Class             20+ Years
                ---------------------    -------------------------
 03/07/12             $10,000                      $10,000
 03/31/12               9,770                        9,821
 04/30/12              10,310                       10,266
 05/31/12              10,890                       10,921
 06/30/12              10,751                       10,847
 07/31/12              11,403                       11,424
 08/31/12              11,152                       11,175
 09/30/12              11,092                       11,148
 10/31/12              11,423                       11,432
 11/30/12              11,464                       11,528
 12/31/12              11,239                       11,314
 01/31/13              10,847                       10,952
 02/28/13              10,817                       10,947
 03/31/13              10,666                       10,809
 04/30/13              11,159                       11,318
 05/31/13               9,842                       10,024
 06/30/13               9,044                        9,391
 07/31/13               9,014                        9,290
 08/31/13               8,659                        9,022
 09/30/13               8,881                        9,195
 10/31/13               8,963                        9,258
 11/30/13               8,545                        8,887
 12/31/13               8,309                        8,696
 01/31/14               8,963                        9,275
 02/28/14               8,983                        9,321
 03/31/14               9,075                        9,416
 04/30/14               9,423                        9,747
 05/31/14               9,893                       10,169
 06/30/14               9,981                       10,258
 07/31/14              10,097                       10,411
 08/31/14              10,432                       10,698
 09/30/14               9,762                       10,063
 10/31/14              10,059                       10,362
 11/30/14              10,281                       10,486
 12/31/14              10,356                       10,637
 01/31/15              10,727                       11,406
 02/28/15              10,282                       11,024
 03/31/15              10,176                       10,893
 04/30/15              10,123                       10,835
 05/31/15               9,700                       10,453
 06/30/15               9,318                       10,049
 07/31/15               9,562                       10,241
 08/31/15               9,318                       10,045
 09/30/15               9,058                        9,719
 10/31/15               9,250                        9,907
 11/30/15               9,271                        9,917
 12/31/15               9,047                        9,745
 01/31/16               9,346                        9,990
 02/29/16               9,623                       10,295
 03/31/16              10,028                       10,694
 04/30/16              10,071                       10,753
 05/31/16               9,911                       10,618
 06/30/16              10,499                       11,143
 07/31/16              10,918                       11,584            Past performance is not predictive of
 08/31/16              10,929                       11,607            future performance.
 09/30/16              10,920                       11,496            The returns shown do not reflect the
 10/31/16              10,628                       11,277            deduction of taxes that a shareholder
         AVERAGE ANNUAL               ONE          SINCE              would pay on fund distributions or the
         TOTAL RETURN                 YEAR       INCEPTION            redemption of fund shares.
         -------------------------------------------------------      Citigroup bond indices copyright 2016
                                     14.90%        1.32%              by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INFLATION-PROTECTED SECURITIES PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. TIPS INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

             DFA Inflation-Protected               Bloomberg Barclays
                   Securities                           U.S. TIPS
                Portfolio Class                           Index
           --------------------------     -------------------------------------
10/31/2006           $10,000                            $10,000
11/30/2006            10,119                             10,124
12/31/2006             9,878                              9,888
 1/31/2007             9,898                              9,900
 2/28/2007            10,106                             10,112
 3/31/2007            10,131                             10,136
 4/30/2007            10,201                             10,208
 5/31/2007            10,062                             10,074
 6/30/2007            10,031                             10,059
 7/31/2007            10,284                             10,288
 8/31/2007            10,366                             10,377
 9/30/2007            10,494                             10,515
10/31/2007            10,638                             10,633
11/30/2007            11,089                             11,055
12/31/2007            11,047                             11,038
 1/31/2008            11,524                             11,475
 2/29/2008            11,721                             11,616
 3/31/2008            11,745                             11,609
 4/30/2008            11,463                             11,364
 5/31/2008            11,453                             11,402
 6/30/2008            11,679                             11,577
 7/31/2008            11,605                             11,518
 8/31/2008            11,690                             11,612
 9/30/2008            11,212                             11,167
10/31/2008            10,214                             10,197
11/30/2008            10,246                             10,269
12/31/2008            10,891                             10,778
 1/31/2009            11,023                             10,960
 2/28/2009            10,759                             10,745
 3/31/2009            11,451                             11,373
 4/30/2009            11,275                             11,161
 5/31/2009            11,440                             11,395
 6/30/2009            11,451                             11,447
 7/31/2009            11,484                             11,456
 8/31/2009            11,594                             11,556
 9/30/2009            11,835                             11,800
10/31/2009            12,022                             11,945
11/30/2009            12,351                             12,277
12/31/2009            12,090                             12,008
 1/31/2010            12,279                             12,201
 2/28/2010            12,168                             12,060
 3/31/2010            12,152                             12,076
 4/30/2010            12,474                             12,362
 5/31/2010            12,463                             12,361
 6/30/2010            12,666                             12,537
 7/31/2010            12,677                             12,556
 8/31/2010            12,902                             12,772
 9/30/2010            13,040                             12,849
10/31/2010            13,378                             13,189
11/30/2010            13,164                             12,966
12/31/2010            12,914                             12,766
 1/31/2011            12,982                             12,791
 2/28/2011            13,062                             12,900
 3/31/2011            13,182                             13,031
 4/30/2011            13,514                             13,359
 5/31/2011            13,606                             13,400
 6/30/2011            13,726                             13,508
 7/31/2011            14,300                             14,036
 8/31/2011            14,441                             14,151
 9/30/2011            14,385                             14,117
10/31/2011            14,634                             14,380
11/30/2011            14,776                             14,491
12/31/2011            14,792                             14,497
 1/31/2012            15,130                             14,829
 2/29/2012            15,082                             14,780
 3/31/2012            14,925                             14,622
 4/30/2012            15,263                             14,918
 5/31/2012            15,505                             15,167
 6/30/2012            15,417                             15,083
 7/31/2012            15,686                             15,368
 8/31/2012            15,686                             15,324
 9/30/2012            15,797                             15,402
10/31/2012            15,907                             15,536
11/30/2012            16,005                             15,610
12/31/2012            15,894                             15,508
 1/31/2013            15,782                             15,404
 2/28/2013            15,807                             15,409
 3/31/2013            15,856                             15,452
 4/30/2013            15,981                             15,575
 5/31/2013            15,273                             14,896
 6/30/2013            14,597                             14,362
 7/31/2013            14,759                             14,467
 8/31/2013            14,484                             14,257
 9/30/2013            14,783                             14,463
10/31/2013            14,859                             14,543
11/30/2013            14,695                             14,385
12/31/2013            14,420                             14,174
 1/31/2014            14,760                             14,454
 2/28/2014            14,810                             14,518
 3/31/2014            14,697                             14,450
 4/30/2014            14,911                             14,645
 5/31/2014            15,238                             14,955
 6/30/2014            15,281                             15,000
 7/31/2014            15,269                             15,004
 8/31/2014            15,345                             15,070
 9/30/2014            14,935                             14,693
10/31/2014            15,064                             14,819
11/30/2014            15,128                             14,857
12/31/2014            14,906                             14,689
 1/31/2015            15,445                             15,152
 2/28/2015            15,227                             14,969
 3/31/2015            15,175                             14,899
 4/30/2015            15,291                             15,008
 5/31/2015            15,150                             14,885
 6/30/2015            15,008                             14,740
 7/31/2015            15,085                             14,770
 8/31/2015            14,944                             14,658
 9/30/2015            14,891                             14,571
10/31/2015            14,916                             14,608
11/30/2015            14,891                             14,594
12/31/2015            14,723                             14,478
 1/31/2016            15,008                             14,693
 2/29/2016            15,189                             14,857
 3/31/2016            15,461                             15,124
 4/30/2016            15,500                             15,176
 5/31/2016            15,370                             15,069
 6/30/2016            15,729                             15,382
 7/31/2016            15,820                             15,515
 8/31/2016            15,729                             15,446
 9/30/2016            15,883                             15,530
10/31/2016            15,805                             15,468                    Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
            AVERAGE ANNUAL         ONE          FIVE          TEN                  would pay on fund distributions or the
            TOTAL RETURN           YEAR         YEARS        YEARS                 redemption of fund shares.
            --------------------------------------------------------------         Bloomberg Barclays data provided by
                                   5.96%        1.55%        4.68%                 Bloomberg.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA SHORT DURATION REAL RETURN PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. TIPS 1-5 YEARS INDEX
NOVEMBER 5, 2013-OCTOBER 31, 2016

                            [CHART]

           DFA Short Duration Real   Bloomberg Barclays U.S. TIPS
             Return Portfolio             1-5 Years Index
              ------------------        ------------------
 11/05/2013         $10,000                 $10,000
 11/30/2013           9,990                  10,020
 12/31/2013           9,930                   9,969
  1/31/2014           9,980                  10,009
  2/28/2014          10,040                  10,037
  3/31/2014          10,020                   9,989
  4/30/2014          10,060                  10,050
  5/31/2014          10,170                  10,135
  6/30/2014          10,221                  10,171
  7/31/2014          10,160                  10,136
  8/31/2014          10,140                  10,121
  9/30/2014          10,030                  10,015
 10/31/2014          10,020                  10,019
 11/30/2014           9,990                  10,004
 12/31/2014           9,836                   9,856
  1/31/2015           9,957                   9,968
  2/28/2015           9,967                   9,938
  3/31/2015           9,906                   9,901
  4/30/2015           9,987                   9,978
  5/31/2015           9,967                   9,971
  6/30/2015           9,927                   9,963
  7/31/2015           9,896                   9,930
  8/31/2015           9,856                   9,902
  9/30/2015           9,856                   9,892
 10/31/2015           9,896                   9,890
 11/30/2015           9,896                   9,870
 12/31/2015           9,881                   9,842
  1/31/2016           9,891                   9,912
  2/29/2016           9,891                   9,938
  3/31/2016          10,055                  10,054
  4/30/2016          10,086                  10,058
  5/31/2016          10,065                  10,038
  6/30/2016          10,157                  10,149
  7/31/2016          10,167                  10,140
  8/31/2016          10,157                  10,104                  Past performance is not predictive of
  9/30/2016          10,229                  10,177                  future performance.
 10/31/2016          10,260                  10,182                  The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE           SINCE                 would pay on fund distributions or the
           TOTAL RETURN          YEAR        INCEPTION               redemption of fund shares.
           --------------------------------------------------        Bloomberg Barclays data provided by
                                 3.67%         0.86%                 Bloomberg.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA MUNICIPAL REAL RETURN PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 4, 2014-OCTOBER 31, 2016

                             [CHART]

                                          S&P Intermediate Term
               DFA Municipal Real       National AMT-Free Municipal
                Return Portfolio              Bond Index
              --------------------      ---------------------------
 11/04/14           $10,000                     $10,000
 11/30/14             9,910                      10,027
 12/31/14             9,760                      10,067
 01/31/15             9,950                      10,213
 02/28/15             9,894                      10,121
 03/31/15             9,786                      10,138
 04/30/15             9,832                      10,103
 05/31/15             9,760                      10,067
 06/30/15             9,798                      10,063
 07/31/15             9,756                      10,130
 08/31/15             9,753                      10,144
 09/30/15             9,711                      10,211
 10/31/15             9,802                      10,247
 11/30/15             9,838                      10,280
 12/31/15             9,866                      10,344
 01/31/16             9,911                      10,460
 02/29/16             9,917                      10,466
 03/31/16             9,990                      10,488
 04/30/16            10,050                      10,551
 05/31/16             9,977                      10,557
 06/30/16            10,057                      10,692
 07/31/16            10,068                      10,695                Past performance is not predictive of
 08/31/16            10,087                      10,711                future performance.
 09/30/16            10,135                      10,670                The returns shown do not reflect the
 10/31/16            10,136                      10,592                deduction of taxes that a shareholder
          AVERAGE ANNUAL              ONE          SINCE               would pay on fund distributions or the
          TOTAL RETURN                YEAR       INCEPTION             redemption of fund shares.
          ------------------------------------------------------       The S&P data are provided by
                                      3.40%        0.68%               Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
MARCH 10, 2015-OCTOBER 31, 2016

                             [CHART]

                                         S&P Intermediate Term
                  DFA Municipal       National AMT-Free Municipal
                 Bond Portfolio              Bond Index
                ----------------      ---------------------------
 03/10/15           $10,000                   $10,000
 03/31/15            10,060                    10,072
 04/30/15            10,024                    10,037
 05/31/15             9,984                    10,001
 06/30/15             9,994                     9,997
 07/31/15            10,052                    10,065
 08/31/15            10,062                    10,078
 09/30/15            10,132                    10,145
 10/31/15            10,183                    10,181
 11/30/15            10,180                    10,213
 12/31/15            10,211                    10,277
 01/31/16            10,358                    10,392
 02/29/16            10,385                    10,398
 03/31/16            10,348                    10,419
 04/30/16            10,398                    10,482
 05/31/16            10,377                    10,488
 06/30/16            10,457                    10,622
 07/31/16            10,477                    10,626                Past performance is not predictive of
 08/31/16            10,475                    10,642                future performance.
 09/30/16            10,440                    10,601                The returns shown do not reflect the
 10/31/16            10,409                    10,523                deduction of taxes that a shareholder
         AVERAGE ANNUAL              ONE          SINCE              would pay on fund distributions or the
         TOTAL RETURN                YEAR       INCEPTION            redemption of fund shares.
         ------------------------------------------------------      The S&P data are provided by
                                     2.22%        2.47%              Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US MUNICIPAL SECURITIES INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

             DFA Short-Term Municipal            The BofA Merrill Lynch
                  Bond Portfolio                 1-3 Year US Municipal
                                                   Securities Index
            --------------------------           -----------------------
10/31/2006            $10,000                            $10,000
11/30/2006             10,032                             10,033
12/31/2006             10,046                             10,051
 1/31/2007             10,066                             10,059
 2/28/2007             10,097                             10,103
 3/31/2007             10,133                             10,140
 4/30/2007             10,157                             10,162
 5/31/2007             10,184                             10,178
 6/30/2007             10,209                             10,199
 7/31/2007             10,245                             10,250
 8/31/2007             10,272                             10,296
 9/30/2007             10,309                             10,359
10/31/2007             10,344                             10,402
11/30/2007             10,371                             10,462
12/31/2007             10,405                             10,522
 1/31/2008             10,457                             10,701
 2/29/2008             10,437                             10,612
 3/31/2008             10,476                             10,736
 4/30/2008             10,481                             10,740
 5/31/2008             10,506                             10,777
 6/30/2008             10,488                             10,752
 7/31/2008             10,534                             10,846
 8/31/2008             10,581                             10,906
 9/30/2008             10,505                             10,820
10/31/2008             10,541                             10,868
11/30/2008             10,628                             10,978
12/31/2008             10,707                             11,066
 1/31/2009             10,834                             11,203
 2/28/2009             10,807                             11,191
 3/31/2009             10,854                             11,245
 4/30/2009             10,885                             11,276
 5/31/2009             10,872                             11,302
 6/30/2009             10,880                             11,323
 7/31/2009             10,985                             11,397
 8/31/2009             10,971                             11,401
 9/30/2009             11,032                             11,464
10/31/2009             10,995                             11,465
11/30/2009             11,098                             11,522
12/31/2009             11,103                             11,531
 1/31/2010             11,135                             11,562
 2/28/2010             11,167                             11,591
 3/31/2010             11,106                             11,559
 4/30/2010             11,135                             11,595
 5/31/2010             11,184                             11,635
 6/30/2010             11,211                             11,662
 7/31/2010             11,293                             11,712
 8/31/2010             11,342                             11,736
 9/30/2010             11,301                             11,723
10/31/2010             11,296                             11,730
11/30/2010             11,267                             11,699
12/31/2010             11,225                             11,680
 1/31/2011             11,225                             11,702
 2/28/2011             11,249                             11,730
 3/31/2011             11,287                             11,757
 4/30/2011             11,335                             11,790
 5/31/2011             11,383                             11,837
 6/30/2011             11,397                             11,862
 7/31/2011             11,436                             11,893
 8/31/2011             11,496                             11,924
 9/30/2011             11,466                             11,919
10/31/2011             11,436                             11,906
11/30/2011             11,448                             11,923
12/31/2011             11,492                             11,956
 1/31/2012             11,525                             11,985
 2/29/2012             11,547                             12,014
 3/31/2012             11,517                             12,008
 4/30/2012             11,542                             12,021
 5/31/2012             11,544                             12,029
 6/30/2012             11,558                             12,037
 7/31/2012             11,572                             12,056
 8/31/2012             11,583                             12,065
 9/30/2012             11,586                             12,077
10/31/2012             11,586                             12,078
11/30/2012             11,586                             12,088
12/31/2012             11,575                             12,079
 1/31/2013             11,587                             12,104
 2/28/2013             11,595                             12,128
 3/31/2013             11,596                             12,133
 4/30/2013             11,605                             12,141
 5/31/2013             11,603                             12,139
 6/30/2013             11,578                             12,112
 7/31/2013             11,587                             12,139
 8/31/2013             11,583                             12,144
 9/30/2013             11,603                             12,168
10/31/2013             11,634                             12,193
11/30/2013             11,631                             12,205
12/31/2013             11,629                             12,209
 1/31/2014             11,663                             12,234
 2/28/2014             11,689                             12,259
 3/31/2014             11,642                             12,239
 4/30/2014             11,661                             12,257
 5/31/2014             11,693                             12,275
 6/30/2014             11,690                             12,281
 7/31/2014             11,698                             12,287
 8/31/2014             11,741                             12,298
 9/30/2014             11,726                             12,295
10/31/2014             11,735                             12,303
11/30/2014             11,744                             12,309
12/31/2014             11,695                             12,297
 1/31/2015             11,798                             12,334
 2/28/2015             11,746                             12,336
 3/31/2015             11,746                             12,328
 4/30/2015             11,742                             12,330
 5/31/2015             11,716                             12,320
 6/30/2015             11,748                             12,330
 7/31/2015             11,780                             12,358
 8/31/2015             11,788                             12,375
 9/30/2015             11,820                             12,400
10/31/2015             11,853                             12,417
11/30/2015             11,832                             12,392
12/31/2015             11,829                             12,390
 1/31/2016             11,913                             12,447
 2/29/2016             11,942                             12,477
 3/31/2016             11,897                             12,452
 4/30/2016             11,927                             12,475
 5/31/2016             11,913                             12,468
 6/30/2016             11,969                             12,511            Past performance is not predictive of
 7/31/2016             12,002                             12,536            future performance.
 8/31/2016             11,987                             12,529            The returns shown do not reflect the
 9/30/2016             11,948                             12,489            deduction of taxes that a shareholder
10/31/2016             11,934                             12,490            would pay on fund distributions or the
                                                                            redemption of fund shares.
          AVERAGE ANNUAL        ONE         FIVE         TEN                The Merrill Lynch Indices are used with
          TOTAL RETURN          YEAR        YEARS       YEARS               permission; copyright 2016 Merrill
          ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                0.68%       0.86%       1.78%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NATIONAL AMT-FREE MUNICIPAL BOND INDEX
MARCH 1, 2012-OCTOBER 31, 2016

                                     [CHART]

             DFA Intermediate-Term Municipal     S&P Intermediate Term National
                    Bond Portfolio               AMT-Free Municipal Bond Index
             -------------------------------    --------------------------------
   3/1/2012              $10,000                          $10,000
  3/31/2012                9,860                            9,930
  4/30/2012                9,957                           10,019
  5/31/2012               10,012                           10,082
  6/30/2012                9,974                           10,071
  7/31/2012               10,066                           10,198
  8/31/2012               10,055                           10,209
  9/30/2012               10,106                           10,267
 10/31/2012               10,113                           10,277
 11/30/2012               10,225                           10,414
 12/31/2012               10,114                           10,281
  1/31/2013               10,124                           10,327
  2/28/2013               10,160                           10,367
  3/31/2013               10,128                           10,318
  4/30/2013               10,227                           10,409
  5/31/2013               10,053                           10,290
  6/30/2013                9,828                           10,051
  7/31/2013                9,828                           10,016
  8/31/2013                9,704                            9,901
  9/30/2013                9,928                           10,073
 10/31/2013               10,022                           10,152
 11/30/2013                9,954                           10,133
 12/31/2013                9,907                           10,106
  1/31/2014               10,070                           10,268
  2/28/2014               10,177                           10,369
  3/31/2014               10,101                           10,349
  4/30/2014               10,228                           10,456
  5/31/2014               10,325                           10,549
  6/30/2014               10,299                           10,541
  7/31/2014               10,324                           10,563
  8/31/2014               10,430                           10,665
  9/30/2014               10,392                           10,661
 10/31/2014               10,457                           10,707
 11/30/2014               10,459                           10,713
 12/31/2014               10,450                           10,756
  1/31/2015               10,658                           10,912
  2/28/2015               10,526                           10,814
  3/31/2015               10,540                           10,831
  4/30/2015               10,510                           10,794
  5/31/2015               10,471                           10,756
  6/30/2015               10,472                           10,752
  7/31/2015               10,536                           10,824
  8/31/2015               10,559                           10,838
  9/30/2015               10,634                           10,910
 10/31/2015               10,679                           10,949
 11/30/2015               10,678                           10,983
 12/31/2015               10,722                           11,052
  1/31/2016               10,858                           11,175
  2/29/2016               10,887                           11,183
  3/31/2016               10,850                           11,205
  4/30/2016               10,913                           11,273
  5/31/2016               10,882                           11,279
  6/30/2016               10,989                           11,423
  7/31/2016               11,012                           11,427
  8/31/2016               11,002                           11,444
  9/30/2016               10,958                           11,401                   Past performance is not predictive of
 10/31/2016               10,917                           11,317                   future performance.
                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE              SINCE                       would pay on fund distributions or the
              TOTAL RETURN             YEAR           INCEPTION                     redemption of fund shares.
              -----------------------------------------------------------           The S&P data are provided by Standard
                                       2.23%            1.90%                       & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR CALIFORNIA INCLUDING PUERTO RICO MUNICIPAL SECURITIES INDEX
APRIL 2, 2007-OCTOBER 31, 2016

                                    [CHART]

               DFA California Short-Term       The BofA Merrill Lynch 1-3 Year
               Municipal Bond Portfolio        California including Puerto Rico
                                                  Municipal Securities Index
              --------------------------       --------------------------------
  4/2/2007             $10,000                            $10,000
 4/30/2007              10,010                             10,023
 5/31/2007              10,038                             10,040
 6/30/2007              10,061                             10,060
 7/31/2007              10,090                             10,108
 8/31/2007              10,124                             10,151
 9/30/2007              10,155                             10,211
10/31/2007              10,189                             10,254
11/30/2007              10,223                             10,308
12/31/2007              10,253                             10,368
 1/31/2008              10,315                             10,536
 2/29/2008              10,291                             10,453
 3/31/2008              10,340                             10,569
 4/30/2008              10,337                             10,575
 5/31/2008              10,354                             10,617
 6/30/2008              10,340                             10,596
 7/31/2008              10,389                             10,690
 8/31/2008              10,450                             10,756
 9/30/2008              10,346                             10,664
10/31/2008              10,371                             10,692
11/30/2008              10,479                             10,788
12/31/2008              10,574                             10,848
 1/31/2009              10,720                             10,966
 2/28/2009              10,696                             10,973
 3/31/2009              10,733                             11,022
 4/30/2009              10,776                             11,074
 5/31/2009              10,763                             11,106
 6/30/2009              10,750                             11,109
 7/31/2009              10,865                             11,190
 8/31/2009              10,875                             11,193
 9/30/2009              10,946                             11,272
10/31/2009              10,880                             11,267
11/30/2009              10,994                             11,332
12/31/2009              10,988                             11,341
 1/31/2010              11,020                             11,367
 2/28/2010              11,055                             11,397
 3/31/2010              10,995                             11,373
 4/30/2010              11,047                             11,414
 5/31/2010              11,084                             11,454
 6/30/2010              11,111                             11,482
 7/31/2010              11,205                             11,543
 8/31/2010              11,253                             11,577
 9/30/2010              11,226                             11,570
10/31/2010              11,222                             11,570
11/30/2010              11,161                             11,524
12/31/2010              11,119                             11,491
 1/31/2011              11,130                             11,518
 2/28/2011              11,155                             11,557
 3/31/2011              11,195                             11,589
 4/30/2011              11,233                             11,615
 5/31/2011              11,293                             11,663
 6/30/2011              11,309                             11,698
 7/31/2011              11,347                             11,735
 8/31/2011              11,399                             11,764
 9/30/2011              11,382                             11,760
10/31/2011              11,342                             11,746
11/30/2011              11,363                             11,762
12/31/2011              11,417                             11,794
 1/31/2012              11,450                             11,822
 2/29/2012              11,473                             11,849
 3/31/2012              11,456                             11,842
 4/30/2012              11,470                             11,853
 5/31/2012              11,483                             11,861
 6/30/2012              11,487                             11,874
 7/31/2012              11,512                             11,894
 8/31/2012              11,523                             11,900
 9/30/2012              11,525                             11,906
10/31/2012              11,525                             11,910
11/30/2012              11,535                             11,922
12/31/2012              11,525                             11,903
 1/31/2013              11,536                             11,933
 2/28/2013              11,542                             11,955
 3/31/2013              11,554                             11,957
 4/30/2013              11,564                             11,963
 5/31/2013              11,551                             11,959
 6/30/2013              11,515                             11,932
 7/31/2013              11,536                             11,966
 8/31/2013              11,521                             11,957
 9/30/2013              11,563                             11,965
10/31/2013              11,605                             11,987
11/30/2013              11,602                             11,998
12/31/2013              11,600                             11,997
 1/31/2014              11,634                             12,016
 2/28/2014              11,660                             12,041
 3/31/2014              11,613                             12,025
 4/30/2014              11,644                             12,045
 5/31/2014              11,675                             12,069
 6/30/2014              11,671                             12,078
 7/31/2014              11,679                             12,079
 8/31/2014              11,720                             12,090
 9/30/2014              11,705                             12,094
10/31/2014              11,724                             12,097
11/30/2014              11,720                             12,103
12/31/2014              11,693                             12,096
 1/31/2015              11,783                             12,131
 2/28/2015              11,740                             12,136
 3/31/2015              11,740                             12,130
 4/30/2015              11,723                             12,135
 5/31/2015              11,696                             12,127
 6/30/2015              11,726                             12,125
 7/31/2015              11,756                             12,157
 8/31/2015              11,764                             12,173
 9/30/2015              11,805                             12,202
10/31/2015              11,825                             12,217
11/30/2015              11,815                             12,188
12/31/2015              11,811                             12,185
 1/31/2016              11,893                             12,243
 2/29/2016              11,921                             12,271
 3/31/2016              11,887                             12,248
 4/30/2016              11,917                             12,265
 5/31/2016              11,891                             12,258
 6/30/2016              11,945                             12,300                  Past performance is not predictive of
 7/31/2016              11,977                             12,322                  future performance.
 8/31/2016              11,962                             12,318                  The returns shown do not reflect the
 9/30/2016              11,933                             12,274                  deduction of taxes that a shareholder
10/31/2016              11,919                             12,276                  would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL         ONE          FIVE          SINCE                 The Merrill Lynch Indices are used with
           TOTAL RETURN           YEAR         YEARS       INCEPTION               permission; copyright 2016 Merrill
           ----------------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.79%        1.00%         1.85%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM CALIFORNIA AMT-FREE MUNICIPAL BOND INDEX
NOVEMBER 29, 2011-OCTOBER 31, 2016

                                     [CHART]

             DFA California Intermediate-Term   S&P Intermediate Term California
                 Municipal Bond Portfolio         AMT-Free Municipal Bond Index
             --------------------------------   --------------------------------
 11/29/2011              $10,000                            $10,000
 11/30/2011               10,000                             10,005
 12/31/2011               10,155                             10,197
  1/31/2012               10,255                             10,401
  2/29/2012               10,226                             10,408
  3/31/2012               10,114                             10,321
  4/30/2012               10,216                             10,424
  5/31/2012               10,268                             10,495
  6/30/2012               10,262                             10,480
  7/31/2012               10,373                             10,610
  8/31/2012               10,366                             10,628
  9/30/2012               10,419                             10,703
 10/31/2012               10,421                             10,718
 11/30/2012               10,556                             10,874
 12/31/2012               10,441                             10,745
  1/31/2013               10,471                             10,798
  2/28/2013               10,491                             10,839
  3/31/2013               10,462                             10,790
  4/30/2013               10,546                             10,881
  5/31/2013               10,425                             10,759
  6/30/2013               10,213                             10,505
  7/31/2013               10,236                             10,471
  8/31/2013               10,145                             10,388
  9/30/2013               10,343                             10,607
 10/31/2013               10,430                             10,699
 11/30/2013               10,381                             10,681
 12/31/2013               10,365                             10,663
  1/31/2014               10,530                             10,859
  2/28/2014               10,618                             10,984
  3/31/2014               10,531                             10,971
  4/30/2014               10,681                             11,094
  5/31/2014               10,780                             11,208
  6/30/2014               10,776                             11,204
  7/31/2014               10,802                             11,233
  8/31/2014               10,922                             11,349
  9/30/2014               10,875                             11,352
 10/31/2014               10,932                             11,399
 11/30/2014               10,947                             11,402
 12/31/2014               10,930                             11,454
  1/31/2015               11,149                             11,624
  2/28/2015               11,031                             11,522
  3/31/2015               11,047                             11,543
  4/30/2015               11,019                             11,500
  5/31/2015               10,970                             11,474
  6/30/2015               10,984                             11,469
  7/31/2015               11,051                             11,548
  8/31/2015               11,065                             11,575
  9/30/2015               11,154                             11,655
 10/31/2015               11,200                             11,690
 11/30/2015               11,190                             11,726
 12/31/2015               11,235                             11,799
  1/31/2016               11,365                             11,924
  2/29/2016               11,396                             11,936
  3/31/2016               11,359                             11,965
  4/30/2016               11,424                             12,034
  5/31/2016               11,395                             12,038
  6/30/2016               11,504                             12,190
  7/31/2016               11,528                             12,187
  8/31/2016               11,520                             12,206                 Past performance is not predictive of
  9/30/2016               11,476                             12,150                 future performance.
 10/31/2016               11,435                             12,058                 The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE              SINCE                       would pay on fund distributions or the
              TOTAL RETURN             YEAR           INCEPTION                     redemption of fund shares.
              -----------------------------------------------------------           The S&P data are provided by Standard
                                       2.10%            2.76%                       & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA NY MUNICIPAL BOND PORTFOLIO VS.
S&P INTERMEDIATE TERM NEW YORK AMT-FREE MUNICIPAL BOND INDEX
JUNE 16, 2015-OCTOBER 31, 2016

                             [CHART]

                                        S&P Intermediate Term
              DFA NY Municipal       New York AMT-Free Municipal
               Bond Portfolio               Bond Index
             ------------------      ---------------------------
 06/16/15          $10,000                    $10,000
 06/30/15           10,000                     10,015
 07/31/15           10,052                     10,090
 08/31/15           10,072                     10,112
 09/30/15           10,143                     10,177
 10/31/15           10,175                     10,216
 11/30/15           10,184                     10,251
 12/31/15           10,212                     10,321
 01/31/16           10,340                     10,442
 02/29/16           10,358                     10,450
 03/31/16           10,330                     10,469
 04/30/16           10,389                     10,539
 05/31/16           10,368                     10,543
 06/30/16           10,447                     10,687
 07/31/16           10,466                     10,685
 08/31/16           10,454                     10,697               Past performance is not predictive of
 09/30/16           10,429                     10,657               future performance.
 10/31/16           10,408                     10,568               The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         AVERAGE ANNUAL              ONE          SINCE             would pay on fund distributions or the
         TOTAL RETURN                YEAR       INCEPTION           redemption of fund shares.
         -----------------------------------------------------      The S&P data provided are provided by
                                     2.29%        2.95%             Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                       OCTOBER 31, 2015 OCTOBER 31, 2016 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.17%        0.17%
 Ten-Year U.S. Treasury Notes (yield).      2.14%            1.83%       -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30- year U.S. Treasury bonds.
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

DFA ONE-YEAR FIXED INCOME PORTFOLIO

   The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities with an average maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 324 days on October 31, 2016, from 347 days on October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.70% for the Portfolio, 0.64% for The BofA Merrill Lynch US 6-Month Treasury Bill Index, and 0.60% for The BofA Merrill Lynch 1-Year US Treasury Note Index, the Portfolio's benchmark. During the period, interest rates increased across the eligible maturity range as yields on the two-year U.S. Treasury note increased from approximately 0.73% to 0.84%. As the yield curve remained upwardly sloped, the Portfolio's maturity structure remained extended. While two-year rates moved higher, negatively impacting returns, the Portfolio benefited from capital appreciation as bonds were held through the upwardly sloped term structure. The Portfolio's corporate bonds and floating rate notes also contributed to returns as there was a positive credit premium during the period.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in two years or less. The Portfolio hedges substantially all of the currency exposure of its non-U.S. dollar-denominated securities. As of the date of this report, eligible countries for investment by the Portfolio include but are not limited to Australia, Canada, Denmark, certain countries in the Economic and Monetary Union of the European Union ("EMU"), Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy uses a variable-maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 1.21 years as of October 31, 2016, from 1.46 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.81% for the Portfolio and 0.94% for the Citi World Government Bond Index, 1-2 Years, Currency-Hedged in USD Terms, the Portfolio's benchmark. The Portfolio's lack of exposure to Euro-denominated and Japanese yen-denominated government bonds detracted from the Portfolio's performance as compared to the benchmark as these sovereign debt markets outperformed. Compared to the benchmark, the Portfolio's larger exposure to U.S. dollar-denominated securities contributed positively to its performance relative to the benchmark.

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

   The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments maturing in five years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. As of the date of this report, eligible countries for investment by the Portfolio include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy uses both variable-maturity and variable-credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves for each country. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable risk-adjusted expected returns. Maturity targets and country allocations are shifted as expected return premia change. The Portfolio also uses a variable credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when the Advisor believes the credit risk premium does not warrant the investment in these lower-rated securities. The average maturity of the Portfolio decreased slightly to 2.83 years as of October 31, 2016, from 2.89 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 4.44% for the Portfolio and 2.03% for the Citi World Government Bond Index, 1-3 Years, in USD Terms (unhedged), the Portfolio's benchmark. The Portfolio's outperformance relative to the benchmark was primarily due to higher exposure to U.S. dollar-denominated three- to five-year corporate debt during a period where interest rates in this segment of the curve decreased and credit spreads narrowed.

   Certain foreign yield curves exhibited higher interest rates than the U.S. yield curve throughout the year. The Portfolio was positioned to capture these higher rates with unhedged exposure during the entire fiscal year to the Australian dollar, New Zealand dollar, Norwegian krone, and Singapore dollar. During the year ended October 31, 2016, foreign currencies produced mixed results against the U.S. dollar. On average, however, the Portfolio benefited during the period from foreign currency exposure.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

   The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in fixed income securities with low relative volatility of returns including U.S. and foreign government securities, high-quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. As of the date of this report, eligible countries for investment by the Portfolio include but are not limited to Australia, Canada, Denmark, certain EMU countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 3.58 years as of October 31, 2016, from 3.79 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 2.63% for the Portfolio and 1.66% for the Citi World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms, the Portfolio's benchmark. The Portfolio had an average allocation during the period of approximately 97% of assets in U.S. dollar-denominated securities and the majority of the remainder invested in currency-hedged U.K. pound sterling-denominated bonds. The Portfolio's greater exposure than the benchmark to U.S. dollar-denominated bonds contributed to the Portfolio's outperformance relative to the benchmark as interest rates declined in the three- to five-year segment of the U.S. yield curve. The Portfolio also benefited from its lack of exposure to Japanese yen and Euro-denominated bonds, which represented approximately 45% of the benchmark as those bonds underperformed.

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The average maturity of the Portfolio increased to 10.10 years as of October 31, 2016, from 9.33 years as of October 31, 2015. The Portfolio primarily invests in securities that mature within 15 years from the date of settlement and maintains average portfolio duration between three and 12 years. The Portfolio hedges substantially all of its foreign currency exposure.

   For the 12 months ended October 31, 2016, the total return was 6.26% for the Portfolio and 5.99% for the Citi Non-USD World Government Bond Index, Currency-Hedged in USD Terms, the Portfolio's benchmark. The Portfolio benefited from its overweight in British pound-denominated securities and from its allocation to higher-rated countries within the Eurozone such as France. The Portfolio's underweight in Japanese yen-denominated securities detracted from the Portfolio's performance as compared to the benchmark as Japanese government bond yields declined sharply.

DFA SHORT-TERM GOVERNMENT PORTFOLIO

   The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio was 2.89 years as of October 31, 2016, which was unchanged from the previous year.

   For the 12 months ended October 31, 2016, the total return was 1.40% for the Portfolio and 1.54% for the BofA Merrill Lynch 1-5 Year U.S. Treasury and Agency Index, the Portfolio's benchmark. During the period, the Portfolio performed in-line with the benchmark while maintaining a duration similar to the benchmark.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

   The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The average maturity of the Portfolio increased to 7.52 years as of

October 31, 2016, from 6.82 years as of October 31, 2015. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, between three and 10 years.

   For the 12 months ended October 31, 2016, the total return was 3.95% for the Portfolio and 3.25% for the Bloomberg Barclays U.S. Government Bond Index, the Portfolio's benchmark. The Portfolio's outperformance was primarily due to the Portfolio's higher weight relative to the benchmark in bonds with maturities in the range of five to 15 years, as these securities outperformed.

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses both variable maturity and variable credit approaches and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when the Advisor believes the credit risk premium does not warrant investment in these lower-rated securities. The Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and duration of three years or less. The Portfolio hedges substantially all of its foreign currency exposure. The average maturity of the Portfolio increased to 2.92 years as of October 31, 2016, from 2.85 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 2.70% for the Portfolio and 2.03% for The BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Index, the Portfolio's benchmark. The Portfolio outperformed the benchmark while maintaining a similar average maturity during the period. The primary contributor to the Portfolio's relative outperformance was the Portfolio's higher allocation to corporate securities relative to the benchmark during a period of positive credit premiums. The Portfolio only invested in U.S. dollar-denominated securities throughout the year as the U.S. yield curve offered the highest expected term premium.

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

   The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when the Advisor believes the credit risk premium does not warrant investment in these lower-rated securities. The Portfolio primarily invests in securities that mature within 15 years from the date of settlement and maintains average portfolio duration between three and 10 years. The Portfolio hedges substantially all of its foreign currency exposure. The average duration of the Portfolio increased to
7.13 years as of October 31, 2016, from 6.87 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 6.61% for the Portfolio and 6.87% for the Bloomberg Barclays U.S. Credit Bond Index, the Portfolio's benchmark. The Portfolio maintained duration similar to the benchmark for the period. The Portfolio's lack of exposure to bonds greater than 15 years to maturity detracted from its performance relative to the benchmark during a period when longer-term interest rates declined. Also detracting from performance was a relative underweight to BBB-rated energy bonds during a period when these securities outperformed the benchmark.

DFA TARGETED CREDIT PORTFOLIO

   The DFA Targeted Credit Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities rated in the lower half of the investment grade spectrum that mature within five years from the date of settlement. All non-U.S. dollar-denominated securities within the Portfolio are currency-hedged. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premia. While the Portfolio targets debt securities in the lower half of the investment grade spectrum, it may vary its exposure to credits within this range. The average maturity of the Portfolio increased to 3.51 years as of October 31, 2016, from 3.42 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 3.39% for the Portfolio and 3.14% for the Bloomberg Barclays Global Aggregate Credit 1-5 Year (hedged to USD), the Portfolio's benchmark. The Portfolio's higher average allocation than the benchmark to U.S. dollar-denominated bonds in the 3-5 year maturity range contributed to its performance relative to the benchmark as these bonds outperformed during the period. The Portfolio also benefited from larger relative exposure to BBB-rated bonds during a period when credit premiums were positive.

DFA INVESTMENT GRADE PORTFOLIO

   The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when the Advisor believes the credit risk premium does not warrant investment in these lower-rated securities. The average duration of the Portfolio decreased to 5.45 years as of October 31, 2016, from 5.69 years as of October 31, 2015. The Portfolio's average sector allocation as of October 31, 2016, was approximately 57.3% in corporate securities and 42.7% in government securities.

   For the 12 months ended October 31, 2016, the total return was 4.62% for the Portfolio and 4.37% for the Bloomberg Barclays U.S. Aggregate Bond Index, the Portfolio's benchmark. The Portfolio's higher average allocation to intermediate-term corporate debt securities contributed to its performance relative to the benchmark as corporate bonds outperformed government bonds during this period.

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

   The DFA Diversified Fixed Income Portfolio is designed to provide a market rate of return for a fixed income portfolio with low relative volatility of returns by investing directly or through other funds managed by Dimensional ("Underlying Funds") in a universe of U.S. and foreign debt securities, including inflation-protected securities. The Underlying Funds may include the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio and/or other Underlying Funds. Generally, the Portfolio or the Underlying Funds will purchase debt securities that mature within twenty years from the date of settlement. The average maturity of the Portfolio was
5.05 years on October 31, 2016.

   From inception on August 10, 2016, through October 31, 2016, the total return was -0.64% for the Portfolio and -0.49% for the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Portfolio's benchmark. The Portfolio had a longer duration than the benchmark during the period, which detracted from performance as longer-term interest rates increased.

DFA LTIP PORTFOLIO

   The LTIP Portfolio seeks to provide total return comprised of income and capital appreciation consistent with long-term inflation protection. The Portfolio generally invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities greater than 10 years. The average maturity of the Portfolio decreased to 27.61 years as of October 31, 2016, from 28.07 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 14.90% for the Portfolio and 13.83% for the Citi U.S. Inflation-Linked Securities Index, 20+ Years, the Portfolio's benchmark. The Portfolio benefited from a longer duration relative to the benchmark during a period when long-term U.S. TIPS yields declined.

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

   The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The average maturity of the Portfolio decreased to 8.54 years as of October 31, 2016, from 8.58 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 5.96% for the Portfolio and 5.89% for the Bloomberg Barclays U.S. TIPS Index, the Portfolio's benchmark. The Portfolio maintained a duration similar to the benchmark throughout the period and also performed in-line with the benchmark. The Portfolio's focus on the intermediate segment of the inflation-protected government yield curve, versus the Index's universe of maturities from 1 to 30 years, did not have a material impact on relative performance.

DFA SHORT-DURATION REAL RETURN PORTFOLIO

   The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities, inflation-protected securities that mature within five years from the date of settlement, and derivative instruments such as inflation swaps. The Portfolio maintains an average portfolio duration of three years or less. The average duration of the Portfolio increased to 2.77 years as of October 31, 2016, from
2.75 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 3.67% for the Portfolio and 2.95% for the Bloomberg Barclays US TIPS 1-5 Years Index, the Portfolio's benchmark. The Portfolio outperformed the benchmark because of its allocation to U.S. and foreign corporate debt securities during a period of positive credit premium. The benchmark holds only U.S. Treasury Inflation-Protected Securities.

DFA MUNICIPAL REAL RETURN PORTFOLIO

   The DFA Municipal Real Return Portfolio seeks to provide inflation protection and current income by investing in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. The average duration of the Portfolio remained relatively constant at 4.77 years as of October 31, 2016, compared to 4.78 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 3.40% for the Portfolio and 3.36% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. The Portfolio's inflation protection contributed to positive performance, as the difference in yield between nominal U.S. Treasuries and TIPS increased during the period, benefiting the Portfolio's inflation swaps. In comparison, the benchmark only holds nominal bonds without inflation protection. The Portfolio's underweight to bonds with maturities greater than 10 years detracted from performance as 10- to 20-year municipal yields declined. The positive contribution to performance from the Portfolio's inflation swaps offset the lower relative returns due to the Portfolio's underweight in long-term municipal securities.

DFA MUNICIPAL BOND PORTFOLIO

   The DFA Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The average duration of the Portfolio decreased to 3.20 years as of October 31, 2016, from 4.91 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 2.22% for the Portfolio and 3.36% for S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. Due to a flattening municipal yield curve throughout the period, the Portfolio maintained an average duration below that of the benchmark. Underperformance was mainly driven by an underweight to securities in the 10- to 20-year maturity range during a period when municipal yields beyond 10 years to maturity declined.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The investment strategy uses a variable maturity approach to determine where to invest cash flows. The weighted average maturity of the Portfolio generally will not exceed three years. The average maturity of the Portfolio decreased to 2.26 years as of October 31, 2016, from 2.80 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.68% for the Portfolio and 0.59% for the BofA Merrill Lynch 1-3 Year US Municipal Securities Index, the Portfolio's benchmark. Contributing positively to Portfolio performance was the Portfolio's allocation to securities with maturities greater than three years during a period when term premia were rewarded. Over the period, the Portfolio had an approximately 42% allocation to this portion of the municipal curve whereas the benchmark did not include any securities with maturities greater than three years.

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The average duration of the Portfolio decreased to 3.86 years as of October 31, 2016, from 4.77 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 2.23% for the Portfolio and 3.36% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio's benchmark. Due to a flattening municipal yield curve throughout the period, the Portfolio maintained an average duration below that of the benchmark. The Portfolio's underperformance relative to the benchmark was mainly driven by an underweight to securities in the 10- to 20-year maturity range during a period when municipal yields beyond 10 years to maturity declined.

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average maturity of the Portfolio decreased to 2.19 years as of October 31, 2016, from 2.84 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.79% for the Portfolio and 0.49% for the BofA Merrill Lynch 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio's benchmark. Contributing positively to the Portfolio's performance relative to the benchmark was the Portfolio's allocation to securities with maturities greater than three years during a period when term premia were rewarded. Over the period, the Portfolio had an approximately 36% allocation to this portion of the municipal curve whereas the benchmark did not include any securities with maturities greater than three years.

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

   The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average duration of the Portfolio decreased to 3.74 years as of October 31, 2016, from 4.59 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 2.10% for the Portfolio and 3.15% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio's benchmark. Due to a flattening California municipal yield curve throughout the period, the Portfolio maintained an average duration below that of the benchmark. Underperformance was mainly driven by an underweight to securities in the 10- to 20-year maturity range during a period when California municipal yields beyond 10 years to maturity declined.

DFA NY MUNICIPAL BOND PORTFOLIO

   The DFA NY Municipal Bond Portfolio seeks to provide current income that is exempt from both federal personal income taxes and New York state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average maturity of the Portfolio decreased to 2.83 years as of October 31, 2016, from
5.25 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 2.29% for the Portfolio and 3.44% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio's benchmark. Due to a flattening New York municipal yield curve throughout the period, the Portfolio maintained an average duration below that of the benchmark. Underperformance was mainly driven by an underweight to securities in the 10- to 20-year maturity range during a period when New York municipal yields beyond 10 years to maturity declined.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                  SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                            BEGINNING  ENDING              EXPENSES
                                             ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                              VALUE    VALUE     EXPENSE    DURING
                                            05/01/16  10/31/16    RATIO*   PERIOD*
                                            --------- --------- ---------- --------
DFA ONE-YEAR FIXED INCOME PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,003.80    0.17%    $0.86
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,024.28    0.17%    $0.87

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------
Actual Fund Return
 Institutional Class Shares................ $1,000.00 $1,004.00    0.17%    $0.86
Hypothetical 5% Annual Return
 Institutional Class Shares................ $1,000.00 $1,024.28    0.17%    $0.87

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                      BEGINNING  ENDING              EXPENSES
                                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                        VALUE    VALUE     EXPENSE    DURING
                                                      05/01/16  10/31/16    RATIO*   PERIOD*
                                                      --------- --------- ---------- --------
DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
----------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,013.50    0.17%    $0.86
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.28    0.17%    $0.87

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,007.30    0.27%    $1.36
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,023.78    0.27%    $1.37

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
---------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,032.90    0.19%    $0.97
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.18    0.19%    $0.97

DFA SHORT-TERM GOVERNMENT PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,003.70    0.19%    $0.96
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.18    0.19%    $0.97

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,009.30    0.12%    $0.61
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.53    0.12%    $0.61

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
-----------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,008.70    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.03    0.22%    $1.12

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
------------------------------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,021.90    0.22%    $1.12
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.03    0.22%    $1.12

DFA TARGETED CREDIT PORTFOLIO
-----------------------------
Actual Fund Return
 Institutional Class Shares.......................... $1,000.00 $1,015.00    0.20%    $1.01
Hypothetical 5% Annual Return
 Institutional Class Shares.......................... $1,000.00 $1,024.13    0.20%    $1.02

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/16  10/31/16    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
DFA INVESTMENT GRADE PORTFOLIO
------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,013.60    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.03    0.22%    $1.12

DFA DIVERSIFIED FIXED INCOME PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $  993.60    0.15%    $0.60
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,003.31    0.15%    $0.61

DFA LTIP PORTFOLIO
------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,055.30    0.15%    $0.77
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.38    0.15%    $0.76

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,019.70    0.12%    $0.61
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.53    0.12%    $0.61

DFA SHORT-DURATION REAL RETURN PORTFOLIO
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,017.30    0.24%    $1.22
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.93    0.24%    $1.22

DFA MUNICIPAL REAL RETURN PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,008.50    0.26%    $1.31
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.83    0.26%    $1.32

DFA MUNICIPAL BOND PORTFOLIO
----------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,001.10    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,023.98    0.23%    $1.17

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------
Actual Fund Return
 Institutional Class Shares.................. $1,000.00 $1,000.60    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares.................. $1,000.00 $1,024.03    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                           BEGINNING  ENDING              EXPENSES
                                                            ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                             VALUE    VALUE     EXPENSE    DURING
                                                           05/01/16  10/31/16    RATIO*   PERIOD*
                                                           --------- --------- ---------- --------
DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
----------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,000.40    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.98    0.23%    $1.17

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,000.20    0.22%    $1.11
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,024.03    0.22%    $1.12

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
---------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,001.00    0.23%    $1.16
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.98    0.23%    $1.17

DFA NY MUNICIPAL BOND PORTFOLIO
-------------------------------
Actual Fund Return
 Institutional Class Shares............................... $1,000.00 $1,001.80    0.25%    $1.26
Hypothetical 5% Annual Return
 Institutional Class Shares............................... $1,000.00 $1,023.88    0.25%    $1.27

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**DFA Diversified Fixed Income Portfolio commenced operations on August 10,
  2016. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (82), then divided by the number of days in the year (366) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the year ended October 31, 2016 to allow for comparability. The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included within the report. Refer to the Schedules of Investments for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category and/or country.

FIXED INCOME PORTFOLIOS

        DFA ONE-YEAR FIXED INCOME PORTFOLIO
Corporate....................................  19.4%
Government...................................  17.2%
Foreign Corporate............................  21.8%
Foreign Government...........................  34.6%
Supranational................................   7.0%
                                              -----
                                              100.0%

    DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Corporate....................................  16.9%
Government...................................  18.0%
Foreign Corporate............................  23.8%
Foreign Government...........................  37.7%
Supranational................................   3.6%
                                              -----
                                              100.0%

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
Corporate....................................  56.8%
Government...................................   4.3%
Foreign Corporate............................  25.2%
Foreign Government...........................  10.3%
Supranational................................   3.4%
                                              -----
                                              100.0%

    DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Corporate....................................  32.4%
Government...................................   1.5%
Foreign Corporate............................  31.7%
Foreign Government...........................  25.9%
Supranational................................   8.5%
                                              -----
                                              100.0%

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
Government...................................   5.0%
Foreign Corporate............................   1.4%
Foreign Government...........................  82.5%
Supranational................................  11.1%
                                              -----
                                              100.0%

        DFA SHORT-TERM GOVERNMENT PORTFOLIO
Government................................... 100.0%
                                              -----
                                              100.0%

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Government................................... 100.0%
                                              -----
                                              100.0%

     DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
Corporate....................................  59.0%
Government...................................   2.3%
Foreign Corporate............................  23.8%
Foreign Government...........................  10.8%
Supranational................................   4.1%
                                              -----
                                              100.0%

 DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
Corporate....................................  76.4%
Government...................................   6.5%
Foreign Corporate............................  16.1%
Foreign Government...........................   0.6%
Supranational................................   0.4%
                                              -----
                                              100.0%

           DFA TARGETED CREDIT PORTFOLIO
Corporate....................................  77.5%
Foreign Corporate............................  22.5%
                                              -----
                                              100.0%

          DFA INVESTMENT GRADE PORTFOLIO
Corporate....................................  46.5%
Government...................................  40.5%
Foreign Corporate............................  11.1%
Foreign Government...........................   1.5%
Supranational................................   0.4%
                                              -----
                                              100.0%

      DFA DIVERSIFIED FIXED INCOME PORTFOLIO
Affiliated Investment Companies..............    79%
Government...................................    21%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                DFA LTIP PORTFOLIO
Government................................... 100.0%
                                              -----
                                              100.0%

   DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
Government................................... 100.0%
                                              -----
                                              100.0%

     DFA SHORT-DURATION REAL RETURN PORTFOLIO
Corporate....................................  60.1%
Government...................................   6.6%
Foreign Corporate............................  21.6%
Foreign Government...........................   8.6%
Supranational................................   3.1%
                                              -----
                                              100.0%

        DFA MUNICIPAL REAL RETURN PORTFOLIO
Muni Insured.................................   0.1%
Muni G.O. Local..............................  54.9%
Muni G.O. State..............................  28.6%
Muni Revenue.................................  16.3%
Muni Pre-Refunded............................   0.1%
                                              -----
                                              100.0%

           DFA MUNICIPAL BOND PORTFOLIO
Muni Insured.................................   0.2%
Muni G.O. Local..............................  57.8%
Muni G.O. State..............................  21.2%
Muni Revenue.................................  18.8%
Muni Pre-Refunded............................   2.0%
                                              -----
                                              100.0%

      DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni Insured.................................   1.0%
Muni G.O. Local..............................  44.3%
Muni G.O. State..............................  33.2%
Muni Revenue.................................  20.8%
Muni Pre-Refunded............................   0.7%
                                              -----
                                              100.0%

  DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
Corporate....................................   0.2%
Muni Insured.................................   0.6%
Muni G.O. Local..............................  51.6%
Muni G.O. State..............................  31.8%
Muni Revenue.................................  15.2%
Muni Pre-Refunded............................   0.6%
                                              -----
                                              100.0%

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Muni Insured.................................   2.3%
Muni G.O. Local..............................  40.7%
Muni G.O. State..............................  18.6%
Muni Revenue.................................  22.2%
Muni Pre-Refunded............................  16.2%
                                              -----
                                              100.0%

  DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND
                     PORTFOLIO
Muni Insured.................................   9.1%
Muni G.O. Local..............................  43.6%
Muni G.O. State..............................  19.3%
Muni Revenue.................................  21.1%
Muni Pre-Refunded............................   6.9%
                                              -----
                                              100.0%

          DFA NY MUNICIPAL BOND PORTFOLIO
Muni Insured.................................   1.1%
Muni G.O. Local..............................  51.4%
Muni G.O. State..............................   2.0%
Muni Revenue.................................  29.3%
Muni Pre-Refunded............................  16.2%
                                              -----
                                              100.0%

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
AGENCY OBLIGATIONS -- (9.3%)
Federal Home Loan Bank
    0.625%, 10/26/17............................. $36,700 $ 36,670,750
    5.000%, 11/17/17.............................   7,255    7,577,811
    1.000%, 12/19/17.............................  15,000   15,043,800
    1.375%, 03/09/18.............................  43,500   43,825,423
    1.250%, 06/08/18.............................  90,000   90,505,260
    0.625%, 08/07/18.............................  50,000   49,797,350
    0.875%, 10/01/18.............................  61,500   61,445,634
Federal Home Loan Mortgage Corp.
    1.000%, 09/29/17.............................  14,500   14,539,875
Federal Home Loan Mortgage Corporation
    1.000%, 12/15/17.............................  20,000   20,059,880
    0.750%, 01/12/18.............................  20,000   19,995,660
    0.875%, 03/07/18.............................  15,000   15,008,850
    0.750%, 04/09/18.............................  27,000   26,970,138
    0.875%, 10/12/18.............................  40,000   39,959,160
Federal National Mortgage Association
    0.875%, 10/26/17.............................  25,000   25,040,925
    0.875%, 12/20/17.............................  10,849   10,864,677
    0.875%, 02/08/18.............................  10,000   10,010,850
    0.875%, 03/28/18.............................  20,000   20,010,000
    1.125%, 07/20/18.............................  20,000   20,080,040
    1.875%, 09/18/18.............................  90,000   91,610,730
    1.125%, 10/19/18.............................  35,000   35,134,785
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          654,151,598
                                                          ------------

BONDS -- (79.6%)
3M Co.
    1.000%, 06/26/17.............................   6,357    6,366,230
African Development Bank
    0.750%, 11/03/17.............................   3,500    3,492,195
    1.000%, 11/02/18.............................   3,800    3,790,002
Agence Francaise de Developpement
    1.625%, 10/04/17.............................  22,250   22,356,711
Alberta, Province of Canada
    1.000%, 06/21/17.............................  10,897   10,895,104
ANZ New Zealand International Ltd.
    1.400%, 04/27/17.............................  19,500   19,517,882
Apple, Inc.
#   1.050%, 05/05/17.............................   5,100    5,107,186
    0.900%, 05/12/17.............................  14,445   14,451,890
#   1.300%, 02/23/18.............................  22,000   22,059,400
    1.000%, 05/03/18.............................  15,245   15,224,861
Asian Development Bank
    2.250%, 08/18/17.............................  25,000   25,255,700
    0.875%, 04/26/18.............................  19,000   18,964,033

                                                      FACE
                                                     AMOUNT    VALUE+
                                                     ------    ------
                                                     (000)
Australia & New Zealand Banking Group, Ltd.
       1.250%, 01/10/17............................. $ 1,150 $ 1,150,771
       1.250%, 06/13/17.............................  35,025  35,063,387
       1.875%, 10/06/17.............................  29,800  29,978,562
       1.450%, 05/15/18.............................   3,501   3,499,285
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)##  1.256%, 01/10/17.............................  17,800  17,808,081
(r)    1.256%, 01/10/17.............................   4,000   4,001,816
Bank Nederlandse Gemeenten NV
       0.875%, 02/21/17.............................  51,960  51,944,412
       1.375%, 09/27/17.............................  40,000  40,125,160
##     1.000%, 02/12/18.............................  31,130  31,092,177
       1.375%, 03/19/18.............................  15,500  15,556,606
##     1.125%, 05/25/18.............................  18,500  18,494,765
##     1.000%, 09/20/18.............................  24,500  24,416,014
Bank of Montreal
       1.144%, 06/16/17.............................  74,000  74,026,270
#      1.400%, 09/11/17.............................  32,500  32,540,170
       1.554%, 03/16/18.............................  26,000  25,990,900
       1.400%, 04/10/18.............................   9,000   9,005,040
#      1.350%, 08/28/18.............................   4,000   3,993,256
Bank of Montreal Floating Rate Note
(r)    1.322%, 09/01/17.............................  48,700  48,767,985
#(r)   1.476%, 04/09/18.............................  15,000  15,029,850
Bank of Nova Scotia (The)
       1.065%, 12/05/16.............................  74,300  74,339,453
#      1.100%, 12/13/16.............................  36,825  36,837,042
#      2.550%, 01/12/17.............................  22,500  22,572,945
       1.300%, 07/21/17.............................  29,038  29,042,878
Bank of Nova Scotia (The) Floating Rate Note
(r)    1.186%, 04/11/17.............................  24,000  24,014,112
Berkshire Hathaway Finance Corp.
       1.450%, 03/07/18.............................  16,900  16,984,027
Berkshire Hathaway Finance Corp.
#      1.600%, 05/15/17.............................  53,482  53,717,321
Berkshire Hathaway Finance Corp. Floating Rate Note
(r)    1.174%, 01/12/18.............................  16,000  16,047,664
(r)    1.383%, 03/07/18.............................  68,782  69,053,414
Berkshire Hathaway, Inc.
       1.900%, 01/31/17.............................   2,490   2,494,494
       1.550%, 02/09/18.............................  12,850  12,908,545
Berkshire Hathaway, Inc. Floating Rate Note
(r)    0.931%, 08/06/18.............................   8,747   8,747,481
Caisse des Depots et Consignations
       0.875%, 11/07/16.............................  21,200  21,199,364

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
     1.000%, 03/13/17............................. $ 18,000 $ 17,996,112
     1.125%, 11/13/17.............................    3,400    3,398,235
Canada Government International Bond
#    0.875%, 02/14/17.............................   47,320   47,330,410
Chevron Corp.
     1.344%, 11/09/17.............................   59,725   59,848,631
     1.345%, 11/15/17.............................    2,035    2,038,177
     1.365%, 03/02/18.............................   58,737   58,832,565
Chevron Corp. Floating Rate Note
(r)  0.911%, 02/22/17.............................   15,400   15,405,852
(r)  1.318%, 05/16/18.............................   15,418   15,484,174
Cisco Systems, Inc.
#    1.100%, 03/03/17.............................    4,376    4,381,632
     3.150%, 03/14/17.............................    6,000    6,051,690
#    1.400%, 02/28/18.............................   62,271   62,505,513
     1.650%, 06/15/18.............................   21,007   21,154,616
Coca-Cola Co. (The)
     0.875%, 10/27/17.............................   31,200   31,172,513
#    1.650%, 03/14/18.............................   11,185   11,264,827
Commonwealth Bank of Australia
     1.900%, 09/18/17.............................   27,727   27,872,012
     1.625%, 03/12/18.............................    1,500    1,504,200
###  1.375%, 09/06/18.............................   16,700   16,645,859
     2.500%, 09/20/18.............................    2,860    2,911,737
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     3.375%, 01/19/17.............................    4,781    4,805,383
     1.700%, 03/19/18.............................    9,900    9,933,432
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA Floating Rate Note
(r)  1.097%, 11/23/16.............................   39,500   39,510,467
Cooperatieve Rabobank UA
     1.311%, 08/16/17.............................   30,000   30,063,480
Development Bank of Japan, Inc.
     5.125%, 02/01/17.............................   11,500   11,615,851
     5.125%, 02/01/17.............................   54,300   54,846,855
     1.500%, 03/13/17.............................   14,050   14,048,455
Erste Abwicklungsanstalt
     1.000%, 02/27/17.............................  100,200  100,181,463
     1.000%, 10/13/17.............................   23,800   23,775,748
     1.250%, 03/15/18.............................   15,000   15,004,200
European Bank for Reconstruction & Development
     1.000%, 02/16/17.............................   25,386   25,405,370
European Investment Bank
#    1.750%, 03/15/17.............................   54,100   54,273,715
#    5.125%, 05/30/17.............................    9,500    9,727,867
     1.625%, 06/15/17.............................   50,000   50,217,100
#    1.000%, 08/17/17.............................    9,200    9,202,999
#    1.125%, 09/15/17.............................   48,200   48,262,033
     1.000%, 12/15/17.............................   20,351   20,353,239
     1.000%, 03/15/18.............................   18,500   18,490,695
Export Development Canada
##   0.625%, 04/27/17.............................    8,700    8,683,966
     0.625%, 04/27/17.............................   15,100   15,078,090
     0.750%, 12/15/17.............................   11,000   10,970,883

                                                    FACE
                                                   AMOUNT    VALUE+
                                                   ------    ------
                                                   (000)
Exxon Mobil Corp.
     0.921%, 03/15/17............................. $ 6,000 $ 6,004,422
#    1.439%, 03/01/18.............................  84,390  84,691,188
Exxon Mobil Corp. Floating Rate Note
(r)  1.429%, 02/28/18.............................  19,109  19,241,578
(r)  0.892%, 03/01/18.............................  93,475  93,399,940
FMS Wertmanagement AoeR
     0.625%, 01/30/17.............................  23,000  22,987,051
     1.125%, 09/05/17.............................  89,753  89,846,792
     1.000%, 11/21/17.............................  23,965  23,957,595
General Electric Co.
#    2.900%, 01/09/17.............................     100     100,366
     5.625%, 09/15/17.............................  10,000  10,388,500
     5.250%, 12/06/17.............................  40,360  42,176,725
#    1.625%, 04/02/18.............................   8,500   8,538,123
#    5.625%, 05/01/18.............................  61,799  65,888,487
Inter-American Development Bank
     1.125%, 03/15/17.............................  10,000  10,009,100
     1.250%, 01/16/18.............................  56,331  56,568,266
     0.875%, 03/15/18.............................  16,555  16,537,733
International Bank for Reconstruction &
 Development
     0.625%, 05/02/17.............................  30,000  29,963,700
     1.000%, 11/15/17.............................   9,000   9,010,800
International Business Machines Corp.
#    1.250%, 02/08/18.............................  11,515  11,531,466
Japan Bank for International Cooperation
     1.125%, 07/19/17.............................  46,750  46,666,317
Japan Finance Organization for Municipalities
     1.500%, 09/12/17.............................  15,308  15,320,690
KFW
     0.750%, 03/17/17.............................  94,300  94,273,030
     2.750%, 07/27/17.............................  25,000  25,330,000
#    0.875%, 09/05/17.............................  19,000  18,989,607
     0.875%, 11/16/17.............................   5,000   4,995,365
     2.375%, 12/22/17.............................  11,600  11,780,136
#    4.375%, 03/15/18.............................   9,000   9,409,869
#    1.000%, 09/07/18.............................  18,000  17,971,992
Kommunalbanken A.S.
     1.375%, 06/08/17.............................  57,800  57,933,287
     1.000%, 09/26/17.............................  20,500  20,490,160
###  1.000%, 03/15/18.............................   1,050   1,048,384
     1.000%, 03/15/18.............................   6,000   5,991,972
     1.125%, 05/23/18.............................  14,500  14,497,013
##   1.125%, 05/23/18.............................   1,700   1,699,748
Kommunekredit
     1.000%, 01/17/17.............................  16,363  16,366,862
     1.125%, 01/16/18.............................  11,700  11,709,360
     1.125%, 03/15/18.............................   3,778   3,779,625
Kommuninvest I Sverige AB
     0.875%, 12/13/16.............................  36,200  36,208,435
     1.625%, 02/13/17.............................   8,000   8,014,448
###  1.000%, 04/11/17.............................   7,000   7,001,484
     1.000%, 04/11/17.............................  35,000  35,007,420

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT     VALUE+
                                                      ------     ------
                                                      (000)
       1.000%, 10/24/17............................. $ 28,500 $ 28,486,035
       1.000%, 01/29/18.............................   38,000   37,962,874
       1.125%, 10/09/18.............................    7,000    6,998,425
Landeskreditbank Baden- Wuerttemberg Foerderbank
       0.625%, 01/26/17.............................   19,650   19,638,210
       0.875%, 04/10/17.............................   21,400   21,390,413
       1.625%, 04/25/17.............................  155,854  156,326,861
       1.000%, 04/23/18.............................    8,750    8,733,848
Landwirtschaftliche Rentenbank
       0.875%, 09/12/17.............................   30,280   30,268,978
Merck & Co., Inc. Floating Rate Note
(r)    0.932%, 02/10/17.............................    4,400    4,401,320
Microsoft Corp.
#      0.875%, 11/15/17.............................    4,532    4,532,521
Municipality Finance P.L.C.
       1.125%, 04/17/18.............................   55,375   55,380,593
       1.250%, 09/10/18.............................   30,000   30,042,090
##     1.250%, 09/10/18.............................  104,500  104,646,613
National Australia Bank, Ltd.
       2.750%, 03/09/17.............................   10,930   10,991,798
#      1.250%, 03/17/17.............................    5,000    5,001,260
National Australia Bank, Ltd. Floating Rate Note
(r)##  1.269%, 12/02/16.............................    8,345    8,348,822
(r)##  1.227%, 03/17/17.............................   34,165   34,171,662
Nederlandse Waterschapsbank NV
       1.250%, 09/18/17.............................   20,000   20,036,200
       1.250%, 01/16/18.............................   36,000   36,047,520
##     1.500%, 04/16/18.............................    4,200    4,220,521
       1.500%, 04/16/18.............................    9,000    9,043,974
       0.875%, 07/13/18.............................    5,000    4,974,930
Nestle Holdings, Inc.
       1.375%, 06/21/17.............................   13,503   13,526,806
Netherlands Government Bond
       1.000%, 02/24/17.............................   15,700   15,702,763
Nordea Bank AB
       3.125%, 03/20/17.............................   12,500   12,602,100
##     3.125%, 03/20/17.............................    7,092    7,149,927
Nordea Bank Finland P.L.C.
       1.182%, 02/13/17.............................  100,000  100,105,900
       1.271%, 08/18/17.............................   22,000   22,028,732
Nordic Investment Bank
       1.000%, 03/07/17.............................   38,700   38,712,113
       1.125%, 03/19/18.............................   35,000   35,055,300
NRW Bank
       1.000%, 05/22/17.............................   10,000   10,001,200
       1.375%, 08/20/18.............................   25,000   25,074,525
Oesterreichische Kontrollbank AG
       0.750%, 12/15/16.............................   21,000   21,002,730
       0.750%, 05/19/17.............................   74,100   74,030,865
       1.125%, 05/29/18.............................    9,400    9,402,942
Ontario, Province of Canada
       4.950%, 11/28/16.............................    1,294    1,297,727
       1.100%, 10/25/17.............................   62,951   62,977,376

                                                      FACE
                                                     AMOUNT     VALUE+
                                                     ------     ------
                                                     (000)
#     3.150%, 12/15/17............................. $ 20,059 $ 20,518,833
      1.200%, 02/14/18.............................   45,500   45,545,272
      3.000%, 07/16/18.............................   15,060   15,520,776
#     2.000%, 09/27/18.............................   56,780   57,609,953
Pfizer, Inc.
      1.100%, 05/15/17.............................   11,700   11,714,953
      1.200%, 06/01/18.............................  110,000  110,070,510
Precision Castparts Corp.
#     1.250%, 01/15/18.............................   10,000   10,005,140
Province of British Columbia Canada
#     1.200%, 04/25/17.............................   24,000   24,028,560
Quebec, Province of Canada
      5.125%, 11/14/16.............................   49,087   49,151,353
      4.625%, 05/14/18.............................   15,491   16,312,379
Royal Bank of Canada
      1.030%, 12/15/16.............................   12,000   12,007,068
      1.400%, 10/13/17.............................   12,000   12,022,200
      1.566%, 03/22/18.............................   40,000   40,093,120
      1.500%, 06/07/18.............................   59,000   59,122,366
      2.200%, 07/27/18.............................   13,818   13,991,637
      1.800%, 07/30/18.............................   11,061   11,118,506
      1.286%, 10/31/18.............................   45,000   44,982,270
Royal Bank of Canada Floating Rate Note
(r)   1.138%, 10/13/17.............................    2,350    2,350,945
Sanofi
      1.250%, 04/10/18.............................    9,963    9,978,612
Shell International Finance BV
      1.125%, 08/21/17.............................    3,500    3,502,072
      1.250%, 11/10/17.............................   20,088   20,116,123
#     1.900%, 08/10/18.............................   17,000   17,169,269
State of North Rhine-Westphalia
      1.125%, 11/21/17.............................   32,300   32,295,543
      1.250%, 02/20/18.............................    7,800    7,805,951
Statoil ASA
      1.250%, 11/09/17.............................    7,000    7,000,420
      1.200%, 01/17/18.............................    5,170    5,159,422
#     1.150%, 05/15/18.............................    8,950    8,923,132
Svensk Exportkredit AB
      5.125%, 03/01/17.............................   34,244   34,710,506
      1.750%, 05/30/17.............................   10,000   10,039,760
      1.125%, 04/05/18.............................  101,060  101,089,307
Sweden Government International Bond
      0.875%, 08/15/17.............................   34,500   34,493,445
Toronto-Dominion Bank (The)
      1.625%, 03/13/18.............................   19,300   19,382,411
#     1.400%, 04/30/18.............................   86,471   86,524,353
      1.750%, 07/23/18.............................    7,785    7,824,696
      1.450%, 09/06/18.............................   21,000   20,997,543
#     2.625%, 09/10/18.............................   10,000   10,215,960
Toronto-Dominion Bank (The) Floating Rate Note
(r)   1.124%, 01/06/17.............................   57,000   57,023,655
#(r)  1.437%, 04/30/18.............................    5,500    5,514,328

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT      VALUE+
                                                     ------      ------
                                                     (000)
Total Capital International SA
      1.500%, 02/17/17............................. $  5,000 $    5,007,155
      1.550%, 06/28/17.............................   13,000     13,030,160
Toyota Motor Credit Corp.
      1.125%, 05/16/17.............................   19,900     19,916,318
      1.750%, 05/22/17.............................   38,000     38,146,794
      1.250%, 10/05/17.............................   17,825     17,859,723
      1.200%, 04/06/18.............................    6,254      6,246,939
#     1.550%, 07/13/18.............................    3,450      3,465,373
Toyota Motor Credit Corp. Floating Rate Note
(r)   1.008%, 02/16/17.............................  100,000    100,057,000
(r)   1.244%, 04/06/18.............................   15,500     15,526,738
#(r)  1.338%, 07/13/18.............................    1,995      2,001,887
Wal-Mart Stores, Inc.
      1.125%, 04/11/18.............................   37,000     37,030,192
Westpac Banking Corp.
      1.200%, 05/19/17.............................   12,657     12,665,303
      2.000%, 08/14/17.............................   23,367     23,506,805
      1.500%, 12/01/17.............................   27,000     27,043,335
      1.550%, 05/25/18.............................   13,300     13,314,896
      2.250%, 07/30/18.............................   19,869     20,118,137
Westpac Banking Corp. Floating Rate Note
(r)   1.141%, 05/19/17.............................   10,000     10,008,520
#(r)  1.212%, 12/01/17.............................   31,277     31,286,477
                                                             --------------
TOTAL BONDS........................................           5,625,982,098
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (7.3%)
U.S. Treasury Notes
      0.750%, 10/31/17.............................  127,000    127,044,704
      0.875%, 11/15/17.............................  105,000    105,151,725
      2.250%, 11/30/17.............................   70,000     71,129,310
      1.000%, 12/15/17.............................  114,000    114,325,128
      0.750%, 12/31/17.............................   64,000     64,002,496

                                                       FACE
                                                      AMOUNT        VALUE+
                                                      ------        ------
                                                      (000)
      0.875%, 01/15/18............................. $    20,000 $   20,032,040
      2.625%, 01/31/18.............................      15,000     15,343,950
                                                                --------------
TOTAL U.S. TREASURY OBLIGATIONS....................                517,029,353
                                                                --------------
TOTAL INVESTMENT SECURITIES........................              6,797,163,049
                                                                --------------

COMMERCIAL PAPER -- (2.0%)
Nordea Bank Finland NY
      1.610%, 05/02/18.............................      40,000     40,129,920
PSP Capital, Inc.
##    0.800%, 01/26/17.............................      25,000     24,960,367
Svenska Handelsbanken AB
##    0.890%, 12/21/16.............................      15,000     14,987,377
##    1.200%, 02/24/17.............................      25,000     24,924,439
Swedbank AB
      1.160%, 02/22/17.............................      15,000     14,964,185
Total Capital Canada, Ltd.
##    0.710%, 01/10/17.............................      19,000     18,978,229
                                                                --------------
TOTAL COMMERCIAL PAPER.............................                138,944,517
                                                                --------------

                                                      SHARES
                                                      ------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government
       Money Market Fund, 0.260%...................  72,578,309     72,578,309
                                                                --------------

SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund...............   5,161,958     59,734,177
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,067,163,676)............................              $7,068,420,052
                                                                ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                      LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                    ----------- -------------- ------- --------------
Agency Obligations.................          -- $  654,151,598   --    $  654,151,598
Bonds..............................          --  5,625,982,098   --     5,625,982,098
U.S. Treasury Obligations..........          --    517,029,353   --       517,029,353
Commercial Paper...................          --    138,944,517   --       138,944,517
Temporary Cash Investments......... $72,578,309             --   --        72,578,309
Securities Lending Collateral......          --     59,734,177   --        59,734,177
                                    ----------- --------------   --    --------------
TOTAL.............................. $72,578,309 $6,995,841,743   --    $7,068,420,052
                                    =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                        FACE
                                                       AMOUNT^    VALUE+
                                                       -------    ------
                                                        (000)
BONDS -- (80.5%)
AUSTRALIA -- (7.5%)
ANZ New Zealand International Ltd.
     1.400%, 04/27/17.............................      15,680 $ 15,694,379
Australia & New Zealand Banking Group, Ltd.
     1.250%, 01/10/17.............................       3,265    3,267,187
     1.250%, 06/13/17.............................      54,180   54,239,381
     1.875%, 10/06/17.............................      22,800   22,936,618
     1.500%, 01/16/18.............................       5,150    5,154,532
Commonwealth Bank of Australia
     1.125%, 03/13/17.............................      16,700   16,709,870
     1.400%, 09/08/17.............................      11,590   11,595,795
     1.900%, 09/18/17.............................      26,648   26,787,369
###  1.375%, 09/06/18.............................      18,200   18,140,996
     2.500%, 09/20/18.............................       2,790    2,840,471
National Australia Bank, Ltd.
     2.750%, 03/09/17.............................      56,525   56,844,592
     1.250%, 03/17/17.............................      23,245   23,250,858
##   1.300%, 06/30/17.............................       7,670    7,675,292
     1.300%, 06/30/17.............................       3,100    3,102,139
Westpac Banking Corp.
     1.200%, 05/19/17.............................      22,503   22,517,762
     2.000%, 08/14/17.............................      17,539   17,643,936
     1.500%, 12/01/17.............................      16,744   16,770,874
     1.600%, 01/12/18.............................       2,500    2,505,025
     1.550%, 05/25/18.............................      13,367   13,381,971
     2.250%, 07/30/18.............................      19,369   19,611,868
                                                               ------------
TOTAL AUSTRALIA...................................              360,670,915
                                                               ------------

AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18.............................       2,500    2,500,782
                                                               ------------

CANADA -- (12.9%)
Bank of Montreal
     1.400%, 09/11/17.............................      23,200   23,228,675
     1.400%, 04/10/18.............................       5,500    5,503,080
     1.310%, 04/17/18.............................      50,000   49,985,550
     1.800%, 07/31/18.............................       2,405    2,418,088
     1.350%, 08/28/18.............................       5,720    5,710,356
Bank of Nova Scotia (The)
     2.100%, 11/08/16............................. CAD   8,000    5,964,900
     2.550%, 01/12/17.............................      31,833   31,936,203
     1.250%, 04/11/17.............................      28,080   28,098,280
     1.300%, 07/21/17.............................      29,044   29,048,879
Export Development Canada
     0.750%, 12/15/17.............................       7,305    7,285,664

                                                        FACE
                                                       AMOUNT^    VALUE+
                                                       -------    ------
                                                        (000)
CANADA -- (Continued)
Ontario, Province of Canada
       1.100%, 10/25/17.............................    67,327 $ 67,355,210
       3.150%, 12/15/17.............................    16,000   16,366,784
       1.200%, 02/14/18.............................    25,317   25,342,191
       3.000%, 07/16/18.............................    21,910   22,580,358
       2.000%, 09/27/18.............................     7,000    7,102,319
Quebec, Province of Canada
       4.625%, 05/14/18.............................    10,792   11,364,224
Royal Bank of Canada
       1.250%, 06/16/17.............................     8,909    8,913,276
       1.400%, 10/13/17.............................    23,000   23,042,550
       1.500%, 01/16/18.............................     5,000    5,008,715
       1.500%, 06/07/18.............................    64,435   64,568,638
       2.200%, 07/27/18.............................    16,375   16,580,768
       1.800%, 07/30/18.............................    13,000   13,067,587
       1.285%, 10/31/18.............................     6,000    5,997,636
Toronto-Dominion Bank (The)
       1.125%, 05/02/17.............................    25,865   25,864,483
       1.625%, 03/13/18.............................    66,417   66,700,999
       1.400%, 04/30/18.............................    22,644   22,657,971
       1.750%, 07/23/18.............................    14,066   14,137,723
       1.450%, 09/06/18.............................    10,000    9,998,830
                                                               ------------
TOTAL CANADA........................................            615,829,937
                                                               ------------

DENMARK -- (2.5%)
Kommunekredit
       1.125%, 01/16/18.............................    20,700   20,716,560
       1.125%, 03/15/18.............................     7,000    7,003,010
       1.250%, 08/27/18.............................    32,500   32,555,250
Nordea Bank AB
       3.125%, 03/20/17.............................    32,975   33,244,340
##     3.125%, 03/20/17.............................     9,550    9,628,004
       1.250%, 04/04/17.............................     8,780    8,789,553
Nordea Bank AB Floating Rate Note
(r)##  1.697%, 09/17/18.............................     6,500    6,544,148
                                                               ------------
TOTAL DENMARK.......................................            118,480,865
                                                               ------------

FINLAND -- (2.8%)
Municipality Finance P.L.C.
       1.125%, 04/17/18.............................   107,200  107,210,827
##     1.250%, 09/10/18.............................    28,800   28,840,407
                                                               ------------
TOTAL FINLAND.......................................            136,051,234
                                                               ------------

FRANCE -- (2.4%)
Agence Francaise de Developpement
       1.625%, 10/04/17.............................    26,614   26,741,641
Caisse des Depots et Consignations
       1.000%, 03/13/17.............................    42,200   42,190,885
       1.125%, 11/13/17.............................     3,200    3,198,339

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
FRANCE -- (Continued)
Sanofi
    1.250%, 04/10/18.............................    11,638 $ 11,656,237
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................     2,638    2,643,067
Total Capital International SA
    1.500%, 02/17/17.............................    10,000   10,014,280
    1.550%, 06/28/17.............................    14,500   14,533,640
Total Capital SA
    2.125%, 08/10/18.............................     3,904    3,950,657
                                                            ------------
TOTAL FRANCE.....................................            114,928,746
                                                            ------------

GERMANY -- (10.0%)
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................    43,800   43,791,897
    1.000%, 10/13/17.............................    23,000   22,976,563
    1.125%, 02/12/18.............................    37,000   36,946,017
    1.250%, 03/15/18.............................     9,200    9,202,576
FMS Wertmanagement AoeR
    1.125%, 09/05/17.............................     8,661    8,670,051
    1.000%, 11/21/17.............................    18,977   18,971,136
KFW
    0.875%, 12/15/17.............................     6,000    5,993,760
    2.375%, 12/22/17.............................    18,400   18,685,734
    1.000%, 01/26/18.............................    18,929   18,922,640
    4.375%, 03/15/18.............................    13,250   13,853,418
    1.000%, 09/07/18.............................    63,800   63,700,727
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.000%, 04/23/18.............................   106,900  106,702,662
NRW Bank
    1.375%, 08/20/18.............................    20,000   20,059,620
State of North Rhine- Westphalia
    1.125%, 11/21/17.............................    49,000   48,993,238
    1.250%, 02/20/18.............................    41,200   41,231,436
                                                            ------------
TOTAL GERMANY....................................            478,701,475
                                                            ------------

JAPAN -- (6.6%)
Development Bank of Japan, Inc.
    5.125%, 02/01/17.............................    14,000   14,140,994
    1.500%, 03/13/17.............................    64,030   64,022,957
Japan Bank for International Cooperation
    1.125%, 07/19/17.............................    79,600   79,457,516
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................    14,090   14,101,681
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................     8,645    8,654,277
Toyota Motor Credit Corp.
    1.125%, 05/16/17.............................    34,311   34,339,135
    1.750%, 05/22/17.............................     2,075    2,083,013

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
JAPAN -- (Continued)
    1.250%, 10/05/17.............................      39,975 $ 40,052,871
    1.375%, 01/10/18.............................      12,000   12,012,996
    1.450%, 01/12/18.............................      27,041   27,098,597
    1.200%, 04/06/18.............................      15,133   15,115,915
    2.000%, 10/24/18.............................       5,985    6,061,608
                                                              ------------
TOTAL JAPAN......................................              317,141,560
                                                              ------------

NETHERLANDS -- (8.2%)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................      29,250   29,341,523
##  1.000%, 02/12/18.............................      27,900   27,866,102
    1.375%, 03/19/18.............................      55,698   55,901,409
##  1.125%, 05/25/18.............................      20,000   19,994,340
##  1.000%, 09/20/18.............................       5,000    4,982,860
Cooperatieve Centrale Raiffeisen-Boerenleenbank
 BA
    1.700%, 03/19/18.............................      23,878   23,958,636
Nederlandse Waterschapsbank NV
    1.250%, 09/18/17.............................      27,040   27,088,942
    1.250%, 01/16/18.............................      33,500   33,544,220
##  1.500%, 04/16/18.............................       3,160    3,175,440
    1.500%, 04/16/18.............................      49,000   49,239,414
    0.875%, 07/13/18.............................      23,280   23,163,274
Shell International Finance BV
    1.125%, 08/21/17.............................      19,750   19,761,670
    1.250%, 11/10/17.............................      32,860   32,906,004
    1.900%, 08/10/18.............................      43,230   43,660,441
                                                              ------------
TOTAL NETHERLANDS................................              394,584,275
                                                              ------------

NORWAY -- (2.6%)
Kommunalbanken A.S.
    1.000%, 09/26/17.............................      10,750   10,744,840
    1.000%, 03/15/18.............................      10,750   10,735,617
##  1.000%, 03/15/18.............................         800      798,769
    1.125%, 05/23/18.............................      72,450   72,435,075
Statoil ASA
    3.125%, 08/17/17.............................       7,281    7,393,346
    1.250%, 11/09/17.............................       9,000    9,000,540
    1.200%, 01/17/18.............................       5,170    5,159,422
    1.150%, 05/15/18.............................      10,268   10,237,175
                                                              ------------
TOTAL NORWAY.....................................              126,504,784
                                                              ------------

SINGAPORE -- (0.8%)
Singapore Government Bond
    0.500%, 04/01/18............................. SGD   7,000    5,006,682
    4.000%, 09/01/18............................. SGD  46,500   35,310,253
                                                              ------------
TOTAL SINGAPORE..................................               40,316,935
                                                              ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^    VALUE+
                                                      -------    ------
                                                       (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.6%)
African Development Bank
    1.625%, 10/02/18.............................      12,750 $ 12,871,495
    1.000%, 11/02/18.............................       5,000    4,986,845
Asian Development Bank
    0.875%, 04/26/18.............................      15,500   15,470,658
European Investment Bank
    1.000%, 12/15/17.............................      34,561   34,564,802
    1.000%, 03/15/18.............................      16,000   15,991,952
    1.000%, 06/15/18.............................      11,200   11,188,184
Inter-American Development Bank
#   1.250%, 01/16/18.............................      47,405   47,604,670
    0.875%, 03/15/18.............................      10,000    9,989,570
Nordic Investment Bank
    1.125%, 03/19/18.............................      20,000   20,031,600
                                                              ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              172,699,776
                                                              ------------

SWEDEN -- (5.7%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................      28,300   28,286,133
    1.000%, 01/29/18.............................      54,000   53,947,242
    1.000%, 06/20/18............................. SEK 160,000   18,095,324
    1.125%, 10/09/18.............................      28,000   27,993,700
Svensk Exportkredit AB
    1.125%, 04/05/18.............................     107,185  107,216,084
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................      10,090   10,168,096
    1.875%, 08/29/17............................. GBP   6,154    7,603,050
    1.625%, 03/21/18.............................      18,592   18,637,866
                                                              ------------
TOTAL SWEDEN.....................................              271,947,495
                                                              ------------

SWITZERLAND -- (0.2%)
Nestle Holdings, Inc.
    1.375%, 06/21/17.............................       7,939    7,952,996
                                                              ------------

UNITED KINGDOM -- (1.0%)
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................      48,000   47,803,200
                                                              ------------

UNITED STATES -- (13.6%)
Apple, Inc.
    1.300%, 02/23/18.............................   $  20,100   20,154,270
    1.000%, 05/03/18.............................       9,869    9,855,963
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18.............................      25,705   25,832,805

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                       -------     ------
                                                        (000)
UNITED STATES -- (Continued)
Berkshire Hathaway Finance Corp.
     1.300%, 05/15/18............................. $     3,630 $    3,633,408
     5.400%, 05/15/18.............................       4,400      4,676,659
Chevron Corp.
     1.344%, 11/09/17.............................      42,416     42,503,801
     1.345%, 11/15/17.............................       5,135      5,143,016
     1.365%, 03/02/18.............................      72,368     72,485,743
Chevron Corp. Floating Rate Note
(r)  1.318%, 05/16/18.............................       1,703      1,710,309
Cisco Systems, Inc.
     1.400%, 02/28/18.............................      86,950     87,277,454
     1.650%, 06/15/18.............................      39,249     39,524,803
Coca-Cola Co. (The)
     0.875%, 10/27/17.............................      20,000     19,982,380
     1.650%, 03/14/18.............................       6,480      6,526,248
     1.150%, 04/01/18.............................      12,326     12,342,147
Exxon Mobil Corp.
     1.439%, 03/01/18.............................     101,100    101,460,826
     1.305%, 03/06/18.............................      12,658     12,694,278
General Electric Co.
     5.250%, 12/06/17.............................       7,600      7,942,099
     1.625%, 04/02/18.............................       5,000      5,022,425
     5.625%, 05/01/18.............................      46,369     49,437,422
International Business Machines Corp.
     5.700%, 09/14/17.............................       4,000      4,160,440
     1.125%, 02/06/18.............................       7,250      7,249,333
     1.250%, 02/08/18.............................      11,515     11,531,466
Pfizer, Inc.
     1.200%, 06/01/18.............................      86,210     86,265,260
Precision Castparts Corp.
     1.250%, 01/15/18.............................      11,978     11,984,157
                                                               --------------
TOTAL UNITED STATES...............................                649,396,712
                                                               --------------
TOTAL BONDS.......................................              3,855,511,687
                                                               --------------

AGENCY OBLIGATIONS -- (10.6%)
Federal Home Loan Bank
#    5.000%, 11/17/17.............................      35,660     37,246,692
     1.000%, 12/19/17.............................      30,000     30,087,600
     1.250%, 06/08/18.............................      48,305     48,576,184
     0.625%, 08/07/18.............................      60,000     59,756,820
     0.875%, 10/01/18.............................      46,800     46,758,629
Federal Home Loan Mortgage Corporation
#    5.125%, 11/17/17.............................      45,616     47,688,973
     1.000%, 12/15/17.............................      53,100     53,258,981
     0.750%, 01/12/18.............................      30,000     29,993,490
     0.750%, 04/09/18.............................      20,000     19,977,880
#    0.875%, 10/12/18.............................      30,000     29,969,370
Federal National Mortgage Association
     0.875%, 12/20/17.............................      27,334     27,373,498
     0.875%, 02/08/18.............................      10,000     10,010,850

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
    1.125%, 07/20/18.............................    10,000 $   10,040,020
    1.875%, 09/18/18.............................    40,000     40,715,880
    1.125%, 10/19/18.............................    15,000     15,057,765
                                                            --------------
TOTAL AGENCY OBLIGATIONS                                       506,512,632
                                                            --------------

U.S. TREASURY OBLIGATIONS -- (7.1%)
U.S. Treasury Notes
    0.875%, 11/15/17.............................    32,000     32,046,240
    2.250%, 11/30/17.............................    50,000     50,806,650
    1.000%, 12/15/17.............................   110,000    110,313,720
#   0.750%, 12/31/17.............................    30,000     30,001,170
    0.875%, 01/15/18.............................    35,000     35,056,070
    2.625%, 01/31/18.............................    30,000     30,687,900
    1.000%, 03/15/18.............................    35,000     35,106,645
    2.875%, 03/31/18.............................    15,000     15,433,005
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS..................              339,451,400
                                                            --------------
TOTAL INVESTMENT SECURITIES                                  4,701,475,719
                                                            --------------

                                                       SHARES       VALUE+
                                                       ------       ------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund................. 7,427,838 $   85,954,946
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,791,369,001)..............................            $4,787,430,665
                                                                ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                              LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                              ------- -------------- ------- --------------
Bonds........................................
 Australia...................................   --    $  360,670,915   --    $  360,670,915
 Austria.....................................   --         2,500,782   --         2,500,782
 Canada......................................   --       615,829,937   --       615,829,937
 Denmark.....................................   --       118,480,865   --       118,480,865
 Finland.....................................   --       136,051,234   --       136,051,234
 France......................................   --       114,928,746   --       114,928,746
 Germany.....................................   --       478,701,475   --       478,701,475
 Japan.......................................   --       317,141,560   --       317,141,560
 Netherlands.................................   --       394,584,275   --       394,584,275
 Norway......................................   --       126,504,784   --       126,504,784
 Singapore...................................   --        40,316,935   --        40,316,935
 Supranational Organization Obligations......   --       172,699,776   --       172,699,776
 Sweden......................................   --       271,947,495   --       271,947,495
 Switzerland.................................   --         7,952,996   --         7,952,996
 United Kingdom..............................   --        47,803,200   --        47,803,200
 United States...............................   --       649,396,712   --       649,396,712
Agency Obligations...........................   --       506,512,632   --       506,512,632
U.S. Treasury Obligations....................   --       339,451,400   --       339,451,400
Securities Lending Collateral................   --        85,954,946   --        85,954,946
Forward Currency Contracts**.................   --         1,596,698   --         1,596,698
                                                --    --------------   --    --------------
TOTAL........................................   --    $4,789,027,363   --    $4,789,027,363
                                                ==    ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (94.9%)
AUSTRALIA -- (3.1%)
Commonwealth Bank of Australia
    2.300%, 03/12/20.............................   3,100 $ 3,138,325
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   4,475   4,571,208
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................  15,000  15,236,070
    2.625%, 01/14/21.............................   1,905   1,947,562
Westpac Banking Corp.
    4.875%, 11/19/19.............................   5,000   5,434,970
                                                          -----------
TOTAL AUSTRALIA..................................          30,328,135
                                                          -----------

BELGIUM -- (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................   7,000   7,777,105
                                                          -----------

CANADA -- (6.8%)
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................  10,000  10,088,960
Brookfield Asset Management, Inc.
    5.800%, 04/25/17.............................   4,150   4,231,037
Goldcorp, Inc.
    3.625%, 06/09/21.............................     500     521,904
Province of Ontario Canada
    1.875%, 05/21/20.............................  10,000  10,124,570
Royal Bank of Canada
    2.150%, 03/06/20.............................  17,197  17,388,970
Thomson Reuters Corp.
    6.500%, 07/15/18.............................   4,700   5,080,094
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,605  10,611,543
    2.250%, 11/05/19.............................   9,000   9,159,822
                                                          -----------
TOTAL CANADA.....................................          67,206,900
                                                          -----------

DENMARK -- (0.5%)
Danske Bank A.S.
##  2.800%, 03/10/21.............................   5,000   5,148,530
                                                          -----------

FRANCE -- (2.7%)
BPCE SA
    2.500%, 07/15/19.............................   4,900   4,987,259
    2.250%, 01/27/20.............................   2,000   2,021,194
Credit Agricole SA
##  2.750%, 06/10/20.............................   5,000   5,112,105
Electricite de France SA
##  2.350%, 10/13/20.............................   5,300   5,386,014
Total Capital SA
    4.450%, 06/24/20.............................   8,000   8,729,648
                                                          -----------
TOTAL FRANCE.....................................          26,236,220
                                                          -----------

GERMANY -- (5.1%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19.............................   5,000   5,070,115

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
BMW US Capital LLC
##  2.000%, 04/11/21.............................   2,365 $ 2,367,479
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,000   4,101,832
    2.950%, 08/20/20.............................   1,000     977,766
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................  20,000  19,993,820
KFW
    1.500%, 04/20/20.............................  14,000  14,065,926
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20.............................   3,625   3,657,458
                                                          -----------
TOTAL GERMANY....................................          50,234,396
                                                          -----------

IRELAND -- (0.4%)
Actavis, Inc.
    1.875%, 10/01/17.............................   1,860   1,867,343
Medtronic, Inc.
    2.500%, 03/15/20.............................   2,000   2,052,958
                                                          -----------
TOTAL IRELAND....................................           3,920,301
                                                          -----------

JAPAN -- (4.0%)
American Honda Finance Corp.
    2.450%, 09/24/20.............................   5,000   5,122,060
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.............................   3,000   3,033,420
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................   7,330   7,311,683
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................   4,000   4,039,620
MUFG Union Bank NA
    2.625%, 09/26/18.............................   5,245   5,327,640
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................   3,500   3,562,377
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   2,600   2,635,066
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................   3,000   2,957,280
Toyota Motor Credit Corp.
    1.900%, 04/08/21.............................   5,000   5,019,510
                                                          -----------
TOTAL JAPAN......................................          39,008,656
                                                          -----------

NETHERLANDS -- (6.6%)
ABN AMRO Bank NV
##  2.450%, 06/04/20.............................   2,400   2,434,181
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................   5,000   5,015,645
    1.375%, 03/19/18.............................   5,000   5,018,260
    1.750%, 03/24/20.............................  10,000  10,102,000

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (Continued)
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   2,070 $ 2,097,202
ING Bank NV
##  2.750%, 03/22/21.............................   5,000   5,131,535
Mylan, Inc.
    2.550%, 03/28/19.............................   4,400   4,456,874
Nederlandse Waterschapsbank NV
    1.500%, 04/16/18.............................   5,000   5,024,430
Shell International Finance BV
    4.375%, 03/25/20.............................  10,000  10,846,600
    2.125%, 05/11/20.............................   3,620   3,651,436
    2.250%, 11/10/20.............................   4,606   4,667,048
    1.750%, 09/12/21.............................   7,000   6,918,205
                                                          -----------
TOTAL NETHERLANDS................................          65,363,416
                                                          -----------

NORWAY -- (1.2%)
Kommunalbanken A.S.
    1.375%, 06/08/17.............................  10,000  10,023,060
Statoil ASA
    3.125%, 08/17/17.............................   2,200   2,233,946
                                                          -----------
TOTAL NORWAY.....................................          12,257,006
                                                          -----------

SPAIN -- (0.8%)
Santander UK P.L.C.
    2.375%, 03/16/20.............................   5,000   5,034,670
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................   2,500   2,553,457
                                                          -----------
TOTAL SPAIN......................................           7,588,127
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.3%)
African Development Bank
    0.875%, 03/15/18.............................   8,040   8,021,243
European Investment Bank
    1.000%, 12/15/17.............................  15,000  15,001,650
Inter-American Development Bank
    0.875%, 03/15/18.............................  10,000   9,989,570
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          33,012,463
                                                          -----------

SWEDEN -- (2.0%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   4,000   3,998,040
Svenska Handelsbanken AB
    2.400%, 10/01/20.............................  15,145  15,400,390
                                                          -----------
TOTAL SWEDEN.....................................          19,398,430
                                                          -----------

SWITZERLAND -- (0.8%)
Credit Suisse AG
    2.300%, 05/28/19.............................   3,425   3,460,154
    5.300%, 08/13/19.............................   3,016   3,294,485

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWITZERLAND -- (Continued)
UBS AG
    2.375%, 08/14/19.............................     667 $   678,321
                                                          -----------
TOTAL SWITZERLAND................................           7,432,960
                                                          -----------

UNITED KINGDOM -- (3.4%)
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   5,000   5,090,435
Barclays P.L.C.
    2.750%, 11/08/19.............................   8,000   8,064,144
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   2,600   2,640,932
HSBC USA, Inc.
    2.375%, 11/13/19.............................   2,000   2,017,888
    2.350%, 03/05/20.............................   3,825   3,836,930
Nationwide Building Society
##  2.350%, 01/21/20.............................   1,266   1,276,822
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18.............................  10,000   9,959,000
Unilever Capital Corp.
    4.250%, 02/10/21.............................   1,000   1,103,339
                                                          -----------
TOTAL UNITED KINGDOM.............................          33,989,490
                                                          -----------

UNITED STATES -- (53.4%)
Abbott Laboratories
    2.000%, 03/15/20.............................   8,500   8,571,298
AbbVie, Inc.
    2.500%, 05/14/20.............................   6,350   6,430,537
Adobe Systems, Inc.
    4.750%, 02/01/20.............................   4,000   4,372,564
Aflac, Inc.
    2.650%, 02/15/17.............................   1,550   1,556,898
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     596     625,142
Ameren Corp.
    2.700%, 11/15/20.............................   1,000   1,029,363
American Express Credit Corp.
    2.250%, 08/15/19.............................   3,500   3,557,533
Amgen, Inc.
    2.200%, 05/22/19.............................   5,700   5,786,680
Anthem, Inc.
    5.875%, 06/15/17.............................   2,990   3,073,810
    1.875%, 01/15/18.............................   1,000   1,003,579
Apache Corp.
    6.900%, 09/15/18.............................   4,890   5,350,966
Apple, Inc.
    2.250%, 02/23/21.............................   8,558   8,716,015
    2.850%, 05/06/21.............................  11,176  11,670,091
Assurant, Inc.
    2.500%, 03/15/18.............................   5,000   5,049,250
AT&T, Inc.
    1.400%, 12/01/17.............................   5,425   5,418,512
Autodesk, Inc.
    1.950%, 12/15/17.............................   3,000   3,011,496

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Bank of America Corp.
    2.600%, 01/15/19.............................   1,670 $ 1,697,737
    2.650%, 04/01/19.............................   1,000   1,018,592
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................   3,600   3,635,665
Becton Dickinson and Co.
    5.000%, 05/15/19.............................   1,000   1,082,701
    6.375%, 08/01/19.............................   4,500   5,045,701
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   4,125   4,204,043
Biogen, Inc.
    2.900%, 09/15/20.............................   5,000   5,157,015
Boston Scientific Corp.
    6.000%, 01/15/20.............................   2,000   2,238,624
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   2,200   2,222,924
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,880   1,971,376
Capital One Financial Corp.
    6.750%, 09/15/17.............................   2,000   2,090,390
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   5,000   5,015,565
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   2,880   2,932,644
CBS Corp.
    2.300%, 08/15/19.............................   6,638   6,722,701
Celgene Corp.
    2.250%, 05/15/19.............................   5,000   5,056,375
Chevron Corp.
    2.193%, 11/15/19.............................  10,000  10,196,050
    2.419%, 11/17/20.............................  10,000  10,219,750
    2.100%, 05/16/21.............................   2,200   2,215,924
Cisco Systems, Inc.
    2.450%, 06/15/20.............................   6,270   6,435,584
    2.200%, 02/28/21.............................   5,000   5,086,020
CNA Financial Corp.
    7.350%, 11/15/19.............................   3,000   3,435,774
Comerica, Inc.
    2.125%, 05/23/19.............................     700     704,655
ConocoPhillips
    6.000%, 01/15/20.............................   1,500   1,683,984
CVS Health Corp.
    2.250%, 08/12/19.............................     600     610,250
    2.800%, 07/20/20.............................   2,665   2,746,293
Dollar General Corp.
    1.875%, 04/15/18.............................   4,000   4,016,940
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   6,167   6,320,552
DTE Energy Co.
    2.400%, 12/01/19.............................   2,210   2,248,299
eBay, Inc.
    2.200%, 08/01/19.............................   8,500   8,588,187
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................   1,942   1,951,401

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
    6.200%, 10/01/17.............................   4,000 $ 4,169,968
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   5,865   5,935,732
Exxon Mobil Corp.
    1.305%, 03/06/18.............................   8,988   9,013,760
    1.912%, 03/06/20.............................   5,009   5,068,817
    2.222%, 03/01/21.............................   2,800   2,841,524
Fifth Third Bancorp
    2.300%, 03/01/19.............................   2,270   2,286,162
Fifth Third Bank
    2.375%, 04/25/19.............................   1,615   1,640,913
FMC Technologies, Inc.
    2.000%, 10/01/17.............................   2,500   2,503,157
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   5,000   5,233,955
    2.375%, 03/12/19.............................   1,000   1,008,579
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................   3,000   3,085,908
GATX Corp.
    2.500%, 03/15/19.............................   3,000   3,043,710
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................  23,715  24,198,051
General Electric Co.
    2.200%, 01/09/20.............................   3,209   3,255,810
Gilead Sciences, Inc.
    2.550%, 09/01/20.............................   6,118   6,280,549
Goldman Sachs Group, Inc. (The)
    5.950%, 01/18/18.............................   2,000   2,104,272
    5.250%, 07/27/21.............................   5,000   5,615,520
Halliburton Co.
    6.150%, 09/15/19.............................   3,000   3,349,671
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................   5,000   5,027,075
Hershey Co. (The)
    4.125%, 12/01/20.............................     300     328,383
Humana, Inc.
    2.625%, 10/01/19.............................   2,000   2,040,112
Huntington Bancshares, Inc.
#   2.600%, 08/02/18.............................   5,000   5,071,140
International Business Machines Corp.
#   1.950%, 02/12/19.............................   8,575   8,695,590
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,875   1,952,749
Johnson & Johnson
    1.650%, 03/01/21.............................   1,077   1,083,983
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................     548     607,450
    2.250%, 01/23/20.............................   4,000   4,033,420
KeyBank NA
    1.650%, 02/01/18.............................     820     822,510

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
KeyCorp
    2.900%, 09/15/20.............................   2,142 $ 2,205,697
Kroger Co. (The)
    2.300%, 01/15/19.............................   3,000   3,047,682
L-3 Communications Corp.
    4.750%, 07/15/20.............................   1,553   1,686,091
Legg Mason, Inc.
    2.700%, 07/15/19.............................   5,425   5,529,019
Lockheed Martin Corp.
    2.500%, 11/23/20.............................   3,500   3,591,056
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   7,800   7,853,945
Marathon Petroleum Corp.
    3.400%, 12/15/20.............................   3,500   3,632,370
Marsh & McLennan Cos., Inc.
    2.350%, 09/10/19.............................   2,200   2,230,452
Mattel, Inc.
    2.350%, 05/06/19.............................   6,000   6,073,398
McDonald's Corp.
    5.350%, 03/01/18.............................     870     916,241
McKesson Corp.
    1.400%, 03/15/18.............................   4,407   4,398,318
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................   2,800   2,894,864
Merck & Co., Inc.
#   3.875%, 01/15/21.............................   7,155   7,755,956
Microsoft Corp.
    1.850%, 02/12/20.............................   2,000   2,022,916
    3.000%, 10/01/20.............................   5,000   5,271,230
Monsanto Co.
    2.125%, 07/15/19.............................   2,500   2,523,455
Morgan Stanley
    6.250%, 08/28/17.............................   1,000   1,040,048
    7.300%, 05/13/19.............................   1,800   2,035,318
    2.375%, 07/23/19.............................   1,365   1,383,746
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   3,850   3,921,194
NiSource Finance Corp.
    6.400%, 03/15/18.............................   1,194   1,269,394
Nordstrom, Inc.
    4.750%, 05/01/20.............................   5,225   5,677,166
Nucor Corp.
    5.750%, 12/01/17.............................   7,160   7,472,835
Omnicom Group, Inc.
    4.450%, 08/15/20.............................   1,000   1,087,299
Oracle Corp.
    5.000%, 07/08/19.............................   3,000   3,279,150
    1.900%, 09/15/21.............................  15,000  14,953,530
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................     100     105,940
PepsiCo, Inc.
    4.500%, 01/15/20.............................   1,700   1,859,844
PG&E Corp.
    2.400%, 03/01/19.............................   5,000   5,081,165

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PNC Bank NA
    2.400%, 10/18/19.............................   2,000 $2,042,560
    2.600%, 07/21/20.............................   1,000  1,024,447
Principal Financial Group, Inc.
    1.850%, 11/15/17.............................   5,707  5,727,637
Progress Energy, Inc.
    4.400%, 01/15/21.............................   1,500  1,633,095
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     250    261,953
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.............................   1,000  1,015,245
Republic Services, Inc.
    3.800%, 05/15/18.............................   2,527  2,617,388
Reynolds American, Inc.
    2.300%, 08/21/17.............................   2,000  2,015,100
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   6,000  6,136,110
Southern Co. (The)
    2.750%, 06/15/20.............................   5,000  5,135,180
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,000  5,148,365
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................   1,000  1,076,847
State Street Corp.
    2.550%, 08/18/20.............................   2,000  2,060,120
Stryker Corp.
    2.625%, 03/15/21.............................   2,400  2,445,595
Symantec Corp.
    2.750%, 06/15/17.............................   4,000  4,029,524
Tech Data Corp.
    3.750%, 09/21/17.............................   2,500  2,545,315
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   6,599  6,709,216
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   4,972  5,113,826
Time Warner, Inc.
    4.875%, 03/15/20.............................   2,635  2,876,408
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   5,000  5,111,320
Union Pacific Corp.
    1.800%, 02/01/20.............................   2,498  2,531,473
    4.000%, 02/01/21.............................   1,470  1,596,999
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................   5,000  5,109,650
    2.700%, 07/15/20.............................   1,930  1,989,708
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   1,000  1,037,463
    4.600%, 04/01/21.............................   1,197  1,316,038
Wal-Mart Stores, Inc.
    3.625%, 07/08/20.............................   1,500  1,611,548
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   5,000  5,130,355
Wells Fargo & Co.
    2.125%, 04/22/19.............................   1,000  1,011,144
    2.150%, 01/30/20.............................   3,250  3,275,753

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Wisconsin Electric Power Co.
    1.700%, 06/15/18.............................     535 $    538,993
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   7,405    7,473,067
Xerox Corp.
    2.750%, 03/15/19.............................   5,800    5,855,077
                                                          ------------
TOTAL UNITED STATES..............................          526,075,758
                                                          ------------
TOTAL BONDS......................................          934,977,893
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (4.3%)
U.S. Treasury Notes
    1.125%, 04/30/20.............................  32,300   32,306,299
    1.625%, 11/30/20.............................  10,000   10,158,590
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           42,464,889
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          977,442,782
                                                          ------------

                                                    SHARES     VALUE+
                                                    ------     ------
SECURITIES LENDING COLLATERAL -- (0.8%)
(S)@  DFA Short Term Investment Fund............... 646,387 $  7,479,992
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $978,743,423)..............................          $984,922,774
                                                            ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
 Australia.........................   --    $ 30,328,135    --    $ 30,328,135
 Belgium...........................   --       7,777,105    --       7,777,105
 Canada............................   --      67,206,900    --      67,206,900
 Denmark...........................   --       5,148,530    --       5,148,530
 France............................   --      26,236,220    --      26,236,220
 Germany...........................   --      50,234,396    --      50,234,396
 Ireland...........................   --       3,920,301    --       3,920,301
 Japan.............................   --      39,008,656    --      39,008,656
 Netherlands.......................   --      65,363,416    --      65,363,416
 Norway............................   --      12,257,006    --      12,257,006
 Spain.............................   --       7,588,127    --       7,588,127
 Supranational Organization
   Obligations.....................   --      33,012,463    --      33,012,463
 Sweden............................   --      19,398,430    --      19,398,430
 Switzerland.......................   --       7,432,960    --       7,432,960
 United Kingdom....................   --      33,989,490    --      33,989,490
 United States.....................   --     526,075,758    --     526,075,758
U.S. Treasury Obligations..........   --      42,464,889    --      42,464,889
Securities Lending Collateral......   --       7,479,992    --       7,479,992
Forward Currency Contracts**.......   --      (1,684,049)   --      (1,684,049)
                                      --    ------------    --    ------------
TOTAL..............................   --    $983,238,725    --    $983,238,725
                                      ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                    FACE
                                                   AMOUNT^         VALUE+
                                                   -------         ------
                                                    (000)
BONDS -- (98.1%)
AUSTRALIA -- (8.7%)
Australia & New Zealand Banking Group, Ltd.
     2.250%, 06/13/19............................. 261,561    $    264,967,309
#    5.100%, 01/13/20.............................   8,962           9,829,530
     2.700%, 11/16/20.............................  18,300          18,828,815
Commonwealth Bank of Australia
     2.250%, 03/13/19.............................  45,012          45,611,605
     2.300%, 09/06/19............................. 110,025         111,678,126
     2.300%, 03/12/20.............................  78,537          79,507,953
     2.400%, 11/02/20.............................  23,935          24,291,153
National Australia Bank, Ltd.
     2.250%, 07/01/19............................. 132,250         134,014,744
##   2.400%, 12/09/19.............................   5,000           5,078,690
     2.625%, 07/23/20.............................  57,207          58,616,523
     2.625%, 01/14/21.............................  19,900          20,344,606
     1.875%, 07/12/21.............................   3,550           3,522,629
Westpac Banking Corp.
     2.250%, 01/17/19............................. 139,489         141,332,208
     4.875%, 11/19/19.............................   7,601           8,262,241
     2.300%, 05/26/20.............................  83,559          84,681,866
     2.600%, 11/23/20.............................  74,195          75,873,736
                                                              ----------------
TOTAL AUSTRALIA...................................               1,086,441,734
                                                              ----------------

AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
     1.375%, 02/10/20.............................  43,500          43,509,483
     1.500%, 10/21/20............................. 119,886         119,991,380
     1.875%, 01/20/21.............................  92,200          93,290,818
                                                              ----------------
TOTAL AUSTRIA.....................................                 256,791,681
                                                              ----------------

BELGIUM -- (0.9%)
Dexia Credit Local SA
     2.250%, 01/30/19.............................  55,278          56,012,589
     1.875%, 01/29/20.............................  51,000          51,010,047
                                                              ----------------
TOTAL BELGIUM.....................................                 107,022,636
                                                              ----------------

CANADA -- (14.9%)
Alberta, Province of Canada
###  1.750%, 08/26/20............................. 219,600         221,429,707
     1.750%, 08/26/20.............................  10,000          10,082,110
Bank of Nova Scotia (The)
     2.050%, 06/05/19............................. 120,580         121,652,680
     2.350%, 10/21/20.............................  89,537          90,857,850
     4.375%, 01/13/21.............................   6,321           6,915,711
     2.450%, 03/22/21.............................  85,605          87,165,922
Province of Manitoba Canada
     2.050%, 11/30/20............................. 176,000         179,447,312
Province of Ontario Canada
     1.650%, 09/27/19.............................  64,691          65,062,650
     4.000%, 10/07/19.............................  27,031          29,000,749

                                                   FACE
                                                  AMOUNT^         VALUE+
                                                  -------         ------
                                                   (000)
CANADA -- (Continued)
    4.400%, 04/14/20.............................  58,213    $     63,867,287
#   1.875%, 05/21/20............................. 188,950         191,303,750
    2.500%, 09/10/21.............................   4,000           4,140,280
Province of Quebec Canada
    3.500%, 07/29/20............................. 133,326         142,882,941
Royal Bank of Canada
    2.150%, 03/15/19.............................  54,695          55,414,458
    2.150%, 03/06/20.............................  55,000          55,613,965
    2.350%, 10/30/20............................. 124,725         126,703,762
    2.500%, 01/19/21.............................  56,250          57,702,881
Toronto-Dominion Bank (The)
    2.125%, 07/02/19.............................  71,670          72,698,608
    2.250%, 11/05/19.............................  53,875          54,831,712
    2.500%, 12/14/20............................. 144,820         148,196,913
    2.125%, 04/07/21.............................  75,912          76,452,873
    1.800%, 07/13/21.............................   5,000           4,969,170
                                                             ----------------
TOTAL CANADA.....................................               1,866,393,291
                                                             ----------------

DENMARK -- (1.8%)
Nordea Bank AB
    2.375%, 04/04/19.............................  71,805          72,937,796
##  4.875%, 01/27/20.............................  10,000          10,918,240
    4.875%, 01/27/20.............................  14,161          15,460,437
##  2.500%, 09/17/20.............................  74,125          75,549,015
##  2.250%, 05/27/21.............................  55,541          55,988,772
                                                             ----------------
TOTAL DENMARK....................................                 230,854,260
                                                             ----------------

FINLAND -- (0.2%)
Municipality Finance P.L.C.
    1.500%, 03/23/20.............................  19,200          19,218,086
                                                             ----------------

FRANCE -- (4.4%)
Agence Francaise de Developpement
    1.625%, 01/21/20............................. 233,464         234,028,283
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21.............................  58,200          59,032,027
Sanofi
    4.000%, 03/29/21.............................  10,430          11,392,689
Total Capital International SA
    2.125%, 01/10/19.............................  39,900          40,497,742
    2.100%, 06/19/19.............................  74,583          75,837,113
Total Capital SA
    4.450%, 06/24/20............................. 115,834         126,398,756
                                                             ----------------
TOTAL FRANCE.....................................                 547,186,610
                                                             ----------------

GERMANY -- (5.0%)
FMS Wertmanagement AoeR
#   1.375%, 06/08/21.............................  20,000          19,827,300
KFW
    1.500%, 04/20/20............................. 325,500         327,032,779
    2.750%, 09/08/20.............................  22,000          23,112,826

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^         VALUE+
                                                    -------         ------
                                                     (000)
GERMANY -- (Continued)
NRW Bank
     2.000%, 09/23/19..............................  90,200    $     91,529,007
State of North Rhine-Westphalia
     1.625%, 01/22/20.............................. 163,500         164,044,455
                                                               ----------------
TOTAL GERMANY......................................                 625,546,367
                                                               ----------------

JAPAN -- (3.2%)
Japan Bank for International Cooperation
     1.750%, 05/28/20..............................  41,150          41,191,356
Japan Finance Organization for Municipalities
     2.125%, 03/06/19..............................  25,000          25,202,300
Toyota Motor Credit Corp.
     2.125%, 07/18/19..............................  24,219          24,617,112
     2.150%, 03/12/20.............................. 156,896         159,392,372
     4.500%, 06/17/20..............................     287             314,348
     4.250%, 01/11/21..............................  12,296          13,492,831
     1.900%, 04/08/21.............................. 129,049         129,552,549
     2.750%, 05/17/21..............................  13,695          14,227,188
                                                               ----------------
TOTAL JAPAN........................................                 407,990,056
                                                               ----------------

NETHERLANDS -- (8.6%)
Bank Nederlandse Gemeenten NV
     1.750%, 03/24/20.............................. 179,600         181,431,920
     4.375%, 02/16/21..............................  15,000          16,688,325
     1.625%, 04/19/21.............................. 156,100         156,066,126
Cooperatieve Rabobank UA
     2.250%, 01/14/19.............................. 118,157         119,709,701
     4.500%, 01/11/21..............................   8,139           8,952,574
     2.500%, 01/19/21..............................  76,554          78,156,505
Nederlandse Waterschapsbank NV
     1.750%, 09/05/19..............................  14,000          14,122,738
     1.625%, 03/04/20.............................. 131,400         132,006,542
Shell International Finance BV
     2.000%, 11/15/18..............................   4,380           4,435,254
     4.300%, 09/22/19..............................  31,500          33,820,448
     4.375%, 03/25/20..............................  15,330          16,627,838
     2.125%, 05/11/20.............................. 133,665         134,825,747
     2.250%, 11/10/20.............................. 117,260         118,814,164
     1.875%, 05/10/21..............................  64,820          64,399,902
                                                               ----------------
TOTAL NETHERLANDS..................................               1,080,057,784
                                                               ----------------

NORWAY -- (1.2%)
Kommunalbanken A.S.
     1.500%, 10/22/19..............................  41,900          42,033,535
     1.625%, 01/15/20..............................  30,000          30,160,140
     1.625%, 02/10/21..............................   8,000           8,013,128
Statoil ASA
     2.250%, 11/08/19..............................  62,422          63,517,506
     2.900%, 11/08/20..............................   7,763           8,082,805
                                                               ----------------
TOTAL NORWAY.......................................                 151,807,114
                                                               ----------------

                                                       FACE
                                                      AMOUNT^         VALUE+
                                                      -------         ------
                                                       (000)
SINGAPORE -- (0.9%)
Singapore Government Bond
    2.250%, 06/01/21............................. SGD  57,500    $     43,061,456
    1.250%, 10/01/21............................. SGD  97,000          69,407,030
Temasek Financial I, Ltd.
    3.265%, 02/19/20............................. SGD   1,000             761,351
                                                                 ----------------
TOTAL SINGAPORE..................................                     113,229,837
                                                                 ----------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.5%)
Asian Development Bank
    1.625%, 03/16/21.............................      64,333          64,771,558
Council Of Europe Development Bank
    1.625%, 03/16/21.............................      24,000          24,074,472
EUROFIMA
    1.750%, 05/29/20.............................     188,440         190,265,418
European Investment Bank
    1.625%, 03/16/20.............................     204,500         206,478,666
    2.875%, 09/15/20.............................      41,933          44,187,528
    1.625%, 12/15/20.............................      69,500          69,990,354
    4.000%, 02/16/21.............................      10,000          11,020,430
    2.000%, 03/15/21.............................      30,000          30,601,800
Inter-American Development Bank
    1.875%, 06/16/20.............................     182,800         185,935,203
    2.125%, 11/09/20.............................      65,054          66,815,272
International Bank for Reconstruction &
 Development
    2.125%, 11/01/20.............................      35,000          35,987,210
    1.625%, 03/09/21.............................      60,000          60,425,315
#   1.375%, 05/24/21.............................      63,506          63,160,459
    2.250%, 06/24/21.............................      10,000          10,319,400
                                                                 ----------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....                   1,064,033,085
                                                                 ----------------

SWEDEN -- (5.4%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................      93,979          95,659,345
Svensk Exportkredit AB
    1.750%, 08/28/20.............................     200,920         202,604,312
    1.750%, 03/10/21.............................      76,885          77,479,167
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................      73,906          75,393,506
    2.250%, 06/17/19.............................     119,548         121,325,081
##  5.125%, 03/30/20.............................      65,368          72,173,528
    2.400%, 10/01/20.............................      31,700          32,234,557
                                                                 ----------------
TOTAL SWEDEN.....................................                     676,869,496
                                                                 ----------------

SWITZERLAND -- (0.1%)
Novartis Capital Corp.
    4.400%, 04/24/20.............................      15,095          16,484,449
                                                                 ----------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^         VALUE+
                                                  -------         ------
                                                   (000)
UNITED STATES -- (32.3%)
3M Co.
    2.000%, 08/07/20............................. 116,667    $    119,212,091
Alphabet, Inc.
    3.625%, 05/19/21.............................  11,075          12,090,168
Apple, Inc.
    2.100%, 05/06/19.............................  56,158          57,250,947
    1.550%, 02/07/20.............................  38,312          38,407,703
    2.000%, 05/06/20.............................  82,835          84,131,533
    2.250%, 02/23/21............................. 142,671         145,305,277
    2.850%, 05/06/21.............................  23,968          25,027,625
Automatic Data Processing, Inc.
    2.250%, 09/15/20.............................  59,281          60,797,171
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20.............................   5,022           5,229,394
    4.250%, 01/15/21.............................   2,689           2,958,026
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................  60,292          61,447,315
#   2.200%, 03/15/21............................. 179,093         183,032,151
Chevron Corp.
    2.193%, 11/15/19.............................  26,867          27,393,728
    1.961%, 03/03/20............................. 202,132         204,369,803
    2.427%, 06/24/20.............................  32,440          33,250,578
    2.419%, 11/17/20.............................  80,284          82,048,241
    2.100%, 05/16/21.............................  21,860          22,018,223
Cisco Systems, Inc.
    4.450%, 01/15/20.............................  66,218          72,053,660
    2.450%, 06/15/20............................. 264,880         271,875,216
    2.200%, 02/28/21.............................  17,000          17,292,468
Coca-Cola Co. (The)
    1.875%, 10/27/20............................. 243,988         246,568,661
    2.450%, 11/01/20.............................   3,271           3,381,373
    3.150%, 11/15/20.............................   6,250           6,635,838
Exxon Mobil Corp.
    1.819%, 03/15/19.............................  54,340          54,946,000
    1.912%, 03/06/20............................. 151,699         153,510,589
    2.222%, 03/01/21............................. 142,560         144,674,165
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20............................. 353,667         360,870,843
International Business Machines Corp.
#   1.950%, 02/12/19.............................  14,159          14,358,118
#   1.625%, 05/15/20............................. 103,458         103,672,055
    2.250%, 02/19/21............................. 107,597         109,868,050
Johnson & Johnson
    1.650%, 03/01/21.............................  70,389          70,845,402
Merck & Co., Inc.
    1.850%, 02/10/20............................. 198,508         200,710,049
    3.875%, 01/15/21.............................  16,460          17,842,492
Microsoft Corp.
    1.850%, 02/12/20............................. 135,631         137,185,060
    3.000%, 10/01/20.............................   6,000           6,325,476
    2.000%, 11/03/20............................. 217,317         220,445,930
Oracle Corp.
    3.875%, 07/15/20.............................  14,646          15,798,567
    2.800%, 07/08/21.............................  35,198          36,524,753
    1.900%, 09/15/21.............................  17,519          17,464,726

                                                      FACE
                                                     AMOUNT^      VALUE+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
Pfizer, Inc.
      2.100%, 05/15/19.............................   202,225 $   205,698,417
      1.950%, 06/03/21.............................   129,165     129,769,492
Procter & Gamble Co. (The)
      1.900%, 11/01/19.............................    19,756      20,082,824
      1.850%, 02/02/21.............................    48,391      48,878,055
U.S. Bank NA
      2.125%, 10/28/19.............................   158,605     161,278,604
Wal-Mart Stores, Inc.
      3.625%, 07/08/20.............................    11,300      12,140,325
      3.250%, 10/25/20.............................    15,319      16,316,757
      4.250%, 04/15/21.............................     6,596       7,322,200
                                                              ---------------
TOTAL UNITED STATES................................             4,048,306,139
                                                              ---------------
TOTAL BONDS........................................            12,298,232,625
                                                              ---------------

AGENCY OBLIGATIONS -- (1.1%)
Federal Home Loan Bank
#     1.375%, 02/18/21.............................    10,000      10,009,630
Federal Home Loan Mortgage Corporation
#     1.375%, 05/01/20.............................    40,000      40,321,960
Federal National Mortgage Association
#     1.500%, 11/30/20.............................    63,000      63,490,329
      1.250%, 05/06/21.............................    30,000      29,811,780
                                                              ---------------
TOTAL AGENCY OBLIGATIONS...........................               143,633,699
                                                              ---------------

U.S. TREASURY OBLIGATIONS -- (0.3%)
U.S. Treasury Notes
      1.625%, 07/31/20.............................    40,000      40,671,880
                                                              ---------------
TOTAL INVESTMENT SECURITIES........................            12,482,538,204
                                                              ---------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (0.5%)
(S)@  DFA Short Term Investment Fund............... 5,121,372      59,264,513
                                                              ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,430,697,138)...........................            $12,541,802,717
                                                              ===============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------
                                    LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                    ------- --------------- ------- ---------------
Bonds
 Australia.........................   --    $ 1,086,441,734   --    $ 1,086,441,734
 Austria...........................   --        256,791,681   --        256,791,681
 Belgium...........................   --        107,022,636   --        107,022,636
 Canada............................   --      1,866,393,291   --      1,866,393,291
 Denmark...........................   --        230,854,260   --        230,854,260
 Finland...........................   --         19,218,086   --         19,218,086
 France............................   --        547,186,610   --        547,186,610
 Germany...........................   --        625,546,367   --        625,546,367
 Japan.............................   --        407,990,056   --        407,990,056
 Netherlands.......................   --      1,080,057,784   --      1,080,057,784
 Norway............................   --        151,807,114   --        151,807,114
 Singapore.........................   --        113,229,837   --        113,229,837
 Supranational Organization
   Obligations.....................   --      1,064,033,085   --      1,064,033,085
 Sweden............................   --        676,869,496   --        676,869,496
 Switzerland.......................   --         16,484,449   --         16,484,449
 United States.....................   --      4,048,306,139   --      4,048,306,139
Agency Obligations.................   --        143,633,699   --        143,633,699
U.S. Treasury Obligations..........   --         40,671,880   --         40,671,880
Securities Lending Collateral......   --         59,264,513   --         59,264,513
Forward Currency Contracts**.......   --          1,499,520   --          1,499,520
                                      --    ---------------   --    ---------------
TOTAL..............................   --    $12,543,302,237   --    $12,543,302,237
                                      ==    ===============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016


                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (95.1%)
AUSTRIA -- (3.6%)
Austria Government Bond
##  1.650%, 10/21/24............................. EUR  13,650 $16,880,253
##  4.850%, 03/15/26............................. EUR   6,550  10,308,107
                                                              -----------
TOTAL AUSTRIA....................................              27,188,360
                                                              -----------

BELGIUM -- (3.9%)
Belgium Government Bond
    5.500%, 03/28/28............................. EUR  10,200  17,501,845
##  1.000%, 06/22/31............................. EUR  10,500  11,891,176
                                                              -----------
TOTAL BELGIUM....................................              29,393,021
                                                              -----------

CANADA -- (11.2%)
Alberta, Province of Canada
    2.550%, 12/15/22............................. CAD   1,650   1,299,740
    2.900%, 09/20/29............................. CAD  11,300   8,745,305
British Columbia, Province of Canada
    2.850%, 06/18/25............................. CAD  21,100  16,974,701
    5.700%, 06/18/29............................. CAD   9,158   9,316,403
Manitoba, Province of Canada
    3.300%, 06/02/24............................. CAD  10,750   8,803,892
    3.250%, 09/05/29............................. CAD  25,200  20,106,079
Ontario, Province of Canada
    1.875%, 05/21/24............................. EUR   6,800   8,355,151
    6.500%, 03/08/29............................. CAD   9,600  10,279,436
                                                              -----------
TOTAL CANADA.....................................              83,880,707
                                                              -----------

DENMARK -- (3.6%)
Denmark Government Bond
    1.750%, 11/15/25............................. DKK 163,380  27,281,094
                                                              -----------

FINLAND -- (3.7%)
Finland Government Bond
##  2.750%, 07/04/28............................. EUR  19,950  27,844,073
                                                              -----------

FRANCE -- (23.5%)
Caisse d'Amortissement de la Dette Sociale
    1.375%, 11/25/24............................. EUR  19,950  23,982,600
France Government Bond OAT
    2.250%, 05/25/24............................. EUR  22,950  29,364,081
    0.500%, 05/25/25............................. EUR  10,450  11,727,075
    6.000%, 10/25/25............................. EUR   5,650   9,382,407
    1.000%, 11/25/25............................. EUR   6,000   6,985,907
    3.500%, 04/25/26............................. EUR  14,800  20,996,103
    2.750%, 10/25/27............................. EUR  26,500  36,031,348

                                                        FACE
                                                       AMOUNT^     VALUE+
                                                       -------     ------
                                                        (000)
FRANCE -- (Continued)
SNCF Mobilites Group
    5.375%, 03/18/27............................. GBP     5,100 $  8,135,537
SNCF Reseau
    3.125%, 10/25/28............................. EUR     6,600    9,193,518
    5.250%, 12/07/28............................. GBP    12,123   19,708,042
UNEDIC
    2.375%, 05/25/24............................. EUR     1,000    1,281,420
                                                                ------------
TOTAL FRANCE.....................................                176,788,038
                                                                ------------

GERMANY -- (7.3%)
Bundesrepublik Deutschland
    4.750%, 07/04/28............................. EUR     2,950    4,930,602
Deutsche Bahn Finance BV
    3.125%, 07/24/26............................. GBP    15,550   21,257,584

KFW
    2.050%, 02/16/26............................. JPY 2,499,000   28,757,850
                                                                ------------
TOTAL GERMANY....................................                 54,946,036
                                                                ------------

NETHERLANDS -- (5.4%)
Bank Nederlandse Gemeenten NV
    2.250%, 07/17/23............................. EUR     4,000    5,041,923
    1.125%, 09/04/24............................. EUR     6,976    8,231,636
Nederlandse Waterschapsbank NV
    3.000%, 11/16/23............................. EUR     4,700    6,211,433
Netherlands Government Bond
    5.500%, 01/15/28............................. EUR    12,150   21,001,862
                                                                ------------
TOTAL NETHERLANDS................................                 40,486,854
                                                                ------------

NORWAY -- (1.4%)
Norway Government Bond
##  1.500%, 02/19/26............................. NOK    85,000   10,394,827
                                                                ------------

SINGAPORE -- (2.3%)
Singapore Government Bond
    3.125%, 09/01/22............................. SGD     4,270    3,343,874
    2.750%, 07/01/23............................. SGD    13,180   10,131,903
    3.000%, 09/01/24............................. SGD     1,900    1,487,907
    3.500%, 03/01/27............................. SGD     2,300    1,887,942
                                                                ------------
TOTAL SINGAPORE..................................                 16,851,626
                                                                ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (12.6%)
Asian Development Bank
    2.350%, 06/21/27............................. JPY 2,430,000   29,166,349

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^     VALUE+
                                                         -------     ------
                                                          (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Financial Stability Facility
     1.750%, 06/27/24.............................. EUR     8,325 $ 10,371,536
European Investment Bank
     1.250%, 05/12/25.............................. SEK    65,000    7,400,752
     1.900%, 01/26/26.............................. JPY 1,721,000   19,500,947
     6.000%, 12/07/28.............................. GBP     1,300    2,311,550
European Union
     0.625%, 11/04/23.............................. EUR     9,400   10,872,356
     3.000%, 09/04/26.............................. EUR     6,925    9,678,309
     2.875%, 04/04/28.............................. EUR     3,460    4,884,886
                                                                  ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......                 94,186,685
                                                                  ------------

SWEDEN -- (3.9%)
Sweden Government Bond
     1.500%, 11/13/23.............................. SEK   160,500   19,850,706
     1.000%, 11/12/26.............................. SEK    77,400    9,191,851
                                                                  ------------
TOTAL SWEDEN.......................................                 29,042,557
                                                                  ------------

UNITED KINGDOM -- (12.7%)
United Kingdom Gilt
     4.250%, 12/07/27.............................. GBP    30,875   49,088,421
     4.750%, 12/07/30.............................. GBP    26,900   46,444,548
                                                                  ------------
TOTAL UNITED KINGDOM...............................                 95,532,969
                                                                  ------------
TOTAL BONDS........................................                713,816,847
                                                                  ------------

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          -------    ------
                                                           (000)

AGENCY OBLIGATIONS -- (0.9%)
Federal Home Loan Bank
      5.750%, 06/12/26..............................        2,000 $  2,623,494
Federal National Mortgage Association
      2.625%, 09/06/24..............................        1,000    1,054,949
      7.250%, 05/15/30..............................        2,000    3,088,838
                                                                  ------------
TOTAL AGENCY OBLIGATIONS............................                 6,767,281
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (4.0%)
U.S. Treasury Bonds
      5.375%, 02/15/31..............................        3,150    4,476,200
U.S. Treasury Notes
      1.750%, 05/15/23..............................        3,630    3,669,705
      2.125%, 05/15/25..............................       21,600   22,218,473
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS.....................                30,364,378
                                                                  ------------
TOTAL INVESTMENT SECURITIES.........................               750,948,506
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $765,760,200)...............................               $750,948,506
                                                                  ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -----------------------------------------
                                                   LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                                   ------- ------------ ------- ------------
Bonds
 Austria..........................................   --    $ 27,188,360   --    $ 27,188,360
 Belgium..........................................   --      29,393,021   --      29,393,021
 Canada...........................................   --      83,880,707   --      83,880,707
 Denmark..........................................   --      27,281,094   --      27,281,094
 Finland..........................................   --      27,844,073   --      27,844,073
 France...........................................   --     176,788,038   --     176,788,038
 Germany..........................................   --      54,946,036   --      54,946,036
 Netherlands......................................   --      40,486,854   --      40,486,854
 Norway...........................................   --      10,394,827   --      10,394,827
 Singapore........................................   --      16,851,626   --      16,851,626
 Supranational Organization Obligations...........   --      94,186,685   --      94,186,685
 Sweden...........................................   --      29,042,557   --      29,042,557
 United Kingdom...................................   --      95,532,969   --      95,532,969
Agency Obligations................................   --       6,767,281   --       6,767,281
U.S. Treasury Obligations.........................   --      30,364,378   --      30,364,378
Forward Currency Contracts**......................   --       4,605,687   --       4,605,687
                                                     --    ------------   --    ------------
TOTAL.............................................   --    $755,554,193   --    $755,554,193
                                                     ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                         FACE
                                                                        AMOUNT       VALUE+
                                                                      ---------- --------------
                                                                        (000)
AGENCY OBLIGATIONS -- (24.3%)
Federal Home Loan Bank
  1.375%, 03/09/18................................................... $  145,700 $  146,789,982
  1.250%, 06/08/18...................................................     55,075     55,384,191
  4.750%, 06/08/18...................................................     18,505     19,645,667
  2.000%, 09/14/18...................................................     27,860     28,370,618
  1.750%, 12/14/18...................................................     44,850     45,573,475
  1.500%, 03/08/19...................................................      7,430      7,516,054
  5.375%, 05/15/19...................................................     27,860     30,883,730
  2.000%, 09/13/19...................................................     54,640     56,053,154
  2.375%, 12/13/19...................................................     25,000     25,877,675
  4.125%, 03/13/20...................................................     22,950     25,184,550
  1.375%, 02/18/21...................................................     20,000     20,019,260
Tennessee Valley Authority
  4.500%, 04/01/18...................................................     14,098     14,805,325
  1.750%, 10/15/18...................................................     29,380     29,798,283
                                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................................               505,901,964
                                                                                 --------------

U.S. TREASURY OBLIGATIONS -- (75.5%)
U.S. Treasury Notes
  1.500%, 12/31/18...................................................     45,734     46,304,296
  1.500%, 01/31/19...................................................    189,673    192,110,576
  1.625%, 04/30/19...................................................    101,300    102,989,684
  3.125%, 05/15/19...................................................    262,388    276,655,031
  1.750%, 09/30/19...................................................    279,690    285,720,676
  3.625%, 02/15/20...................................................    142,000    153,670,696
  1.875%, 06/30/20...................................................     40,000     41,051,560
  2.000%, 09/30/20...................................................    127,000    130,924,046
  1.625%, 11/30/20...................................................    181,000    183,870,479
  3.625%, 02/15/21...................................................     20,000     21,975,780
  1.250%, 03/31/21...................................................    141,000    140,834,748
                                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................................             1,576,107,572
                                                                                 --------------
TOTAL INVESTMENT SECURITIES..........................................             2,082,009,536
                                                                                 --------------

                                                                        SHARES
                                                                      ----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.260%.  4,943,150      4,943,150
                                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,077,563,969)...............................................            $2,086,952,686
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $  505,901,964   --    $  505,901,964
  U.S. Treasury Obligations..         --  1,576,107,572   --     1,576,107,572
  Temporary Cash Investments. $4,943,150             --   --         4,943,150
                              ---------- --------------   --    --------------
  TOTAL...................... $4,943,150 $2,082,009,536   --    $2,086,952,686
                              ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                    FACE
                                                   AMOUNT     VALUE+
                                                   ------     ------
                                                   (000)
AGENCY OBLIGATIONS -- (41.9%)
Federal Farm Credit Bank
    5.100%, 09/03/19............................. $  6,305 $  7,004,206
    5.320%, 09/03/19.............................   14,921   16,677,381
    5.150%, 11/15/19.............................    7,846    8,783,448
    4.670%, 05/07/20.............................    3,923    4,377,884
    5.350%, 08/07/20.............................    4,693    5,379,980
    3.650%, 12/21/20.............................   30,822   33,647,360
    5.250%, 03/02/21.............................    4,273    4,924,727
    5.220%, 02/22/22.............................    3,503    4,157,924
    5.210%, 12/19/22.............................   14,851   17,874,277
    5.250%, 03/06/23.............................    4,203    5,076,253
    5.220%, 05/15/23.............................   33,694   40,709,596
    3.500%, 12/20/23.............................    6,000    6,696,522
Federal Home Loan Bank
    1.500%, 03/08/19.............................   10,220   10,338,368
    1.875%, 03/08/19.............................   37,125   37,847,230
    5.375%, 05/15/19.............................   34,730   38,499,351
    1.625%, 06/14/19.............................   37,710   38,276,291
    5.125%, 08/15/19.............................    3,710    4,115,778
    1.375%, 09/13/19.............................    3,505    3,534,088
    4.500%, 09/13/19.............................   25,900   28,378,008
    4.125%, 12/13/19.............................   18,215   19,844,459
    1.875%, 03/13/20.............................   86,165   88,136,628
    4.125%, 03/13/20.............................  104,395  114,559,524
    3.000%, 03/18/20.............................   12,665   13,392,769
    3.375%, 06/12/20.............................   19,965   21,441,631
    2.875%, 09/11/20.............................   10,295   10,910,476
    4.625%, 09/11/20.............................   17,970   20,204,929
    3.125%, 12/11/20.............................    4,205    4,494,788
    5.250%, 12/11/20.............................    5,290    6,104,538
    1.750%, 03/12/21.............................   28,330   28,724,382
    5.000%, 03/12/21.............................    3,645    4,200,899
    2.250%, 06/11/21.............................   49,035   50,767,603
    3.625%, 06/11/21.............................    7,030    7,728,135
    5.625%, 06/11/21.............................   25,905   30,745,556
    2.375%, 09/10/21.............................   27,565   28,762,010
    3.000%, 09/10/21.............................   21,875   23,456,212
    2.625%, 12/10/21.............................   75,370   79,556,879
    5.000%, 12/10/21.............................   31,875   37,399,256
    2.250%, 03/11/22.............................    7,005    7,265,425
    2.500%, 03/11/22.............................    7,705    8,087,530
    5.250%, 06/10/22.............................    5,780    6,912,158
    5.750%, 06/10/22.............................   13,660   16,697,465
    2.000%, 09/09/22.............................   11,365   11,617,735
    5.375%, 09/30/22.............................   44,400   53,668,411
    5.250%, 12/09/22.............................   10,510   12,617,392
    2.125%, 03/10/23.............................   10,000   10,250,140
    4.750%, 03/10/23.............................   34,465   40,766,201
    3.250%, 06/09/23.............................   24,520   26,786,751
    2.875%, 06/14/24.............................   23,000   24,592,037
    5.375%, 08/15/24.............................   29,950   37,544,721
    5.365%, 09/09/24.............................    1,400    1,749,947

                                                     FACE
                                                    AMOUNT       VALUE+
                                                    ------       ------
                                                    (000)
    4.375%, 03/13/26............................. $   14,080 $   16,774,236
    5.750%, 06/12/26.............................      8,080     10,598,916
Tennessee Valley Authority
    3.875%, 02/15/21.............................     74,241     81,786,855
    1.875%, 08/15/22.............................     89,450     90,781,910
    2.875%, 09/15/24.............................    117,875    125,698,128
    6.750%, 11/01/25.............................     47,282     64,769,910
    7.125%, 05/01/30.............................     15,000     22,623,240
                                                             --------------
TOTAL AGENCY OBLIGATIONS.........................             1,578,318,454
                                                             --------------

U.S. TREASURY OBLIGATIONS -- (57.9%)
U.S. Treasury Bonds
    8.125%, 05/15/21.............................     86,583    112,645,738
    8.125%, 08/15/21.............................     90,711    119,277,627
    7.250%, 08/15/22.............................     65,541     86,698,024
    6.250%, 08/15/23.............................    100,259    130,544,366
    7.500%, 11/15/24.............................     92,352    133,196,727
    6.875%, 08/15/25.............................     75,630    107,461,805
    6.000%, 02/15/26.............................     79,833    108,647,219
    6.750%, 08/15/26.............................     98,183    141,732,272
    6.625%, 02/15/27.............................     98,828    143,195,612
    5.250%, 11/15/28.............................     95,132    128,751,594
    5.250%, 02/15/29.............................     98,750    134,157,714
    6.125%, 08/15/29.............................    102,528    150,680,070
    6.250%, 05/15/30.............................    107,289    161,554,340
    5.375%, 02/15/31.............................    100,000    142,101,600
U.S. Treasury Notes
    2.000%, 09/30/20.............................     24,472     25,228,445
    3.125%, 05/15/21.............................    116,635    125,997,425
    2.000%, 10/31/21.............................     64,843     66,843,784
    2.750%, 02/15/24.............................    105,538    113,639,101
    2.250%, 11/15/24.............................     49,500     51,493,514
                                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS..................             2,183,846,977
                                                             --------------
TOTAL INVESTMENT SECURITIES......................             3,762,165,431
                                                             --------------

                                                    SHARES
                                                  ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional U.S. Government
     Money Market Fund, 0.250%...................  9,384,581      9,384,581
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,664,741,626)..........................             $3,771,550,012
                                                             ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $1,578,318,454   --    $1,578,318,454
U.S. Treasury Obligations.....         --  2,183,846,977   --     2,183,846,977
Temporary Cash Investments.... $9,384,581             --   --         9,384,581
                               ---------- --------------   --    --------------
TOTAL......................... $9,384,581 $3,762,165,431   --    $3,771,550,012
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
AGENCY OBLIGATIONS -- (2.1%)
Federal Home Loan Bank
    4.875%, 05/17/17............................. $  2,700    $     2,763,091
    1.875%, 03/08/19.............................    7,155          7,294,193
    1.375%, 02/18/21.............................    5,000          5,004,815
Federal Home Loan Mortgage Corp.
    1.000%, 07/28/17.............................      982            984,837
    1.000%, 09/29/17.............................      764            766,101
#   1.750%, 05/30/19.............................    4,471          4,556,007
Federal National Mortgage Association
    1.875%, 09/18/18.............................    4,726          4,810,581
    1.875%, 02/19/19.............................   16,942         17,275,097
#   1.500%, 06/22/20.............................   48,451         49,013,710
Tennessee Valley Authority
    1.750%, 10/15/18.............................    8,303          8,421,210
                                                              ---------------
TOTAL AGENCY OBLIGATIONS.........................                 100,889,642
                                                              ---------------

BONDS -- (95.8%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.............................    4,000          4,467,760
    5.650%, 08/15/20.............................    4,210          4,760,895
    4.500%, 02/15/21.............................    7,638          8,419,833
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................      193            193,491
Abbott Laboratories
    5.125%, 04/01/19.............................    1,348          1,463,716
    2.000%, 03/15/20.............................   13,567         13,680,800
    4.125%, 05/27/20.............................    3,000          3,223,794
AbbVie, Inc.
    2.500%, 05/14/20.............................   24,891         25,206,693
Actavis, Inc.
    1.875%, 10/01/17.............................   14,811         14,869,474
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................    2,825          3,097,680
Aetna, Inc.
    2.200%, 03/15/19.............................   10,171         10,296,459
    3.950%, 09/01/20.............................    3,000          3,205,101
Aflac, Inc.
    2.650%, 02/15/17.............................   15,775         15,845,199
African Development Bank
    1.125%, 03/15/17.............................    5,811          5,816,427
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................    1,754          1,839,764
    5.000%, 07/15/20.............................    1,690          1,868,234
Airgas, Inc.
    3.050%, 08/01/20.............................    6,528          6,804,245
Altria Group, Inc.
    2.625%, 01/14/20.............................    5,000          5,140,545
Amazon.com, Inc.
    2.600%, 12/05/19.............................   11,705         12,096,205

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Ameren Corp.
    2.700%, 11/15/20............................. $  1,000    $     1,029,363
American Express Credit Corp.
    2.250%, 08/15/19.............................    5,365          5,453,190
    2.600%, 09/14/20.............................   13,925         14,247,030
American Honda Finance Corp.
    2.125%, 10/10/18.............................    2,988          3,033,932
American International Group, Inc.
    2.300%, 07/16/19.............................    9,941         10,086,954
    3.375%, 08/15/20.............................    3,000          3,152,568
    6.400%, 12/15/20.............................   11,283         13,138,783
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................    6,957          7,698,477
Amgen, Inc.
    2.200%, 05/22/19.............................   11,625         11,801,781
    3.450%, 10/01/20.............................    4,990          5,262,684
    4.100%, 06/15/21.............................    5,000          5,397,310
Amphenol Corp.
    2.550%, 01/30/19.............................      452            460,975
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   13,943         13,971,025
    5.375%, 01/15/20.............................    3,933          4,369,622
Anthem, Inc.
    5.875%, 06/15/17.............................    1,358          1,396,065
    2.250%, 08/15/19.............................   14,691         14,827,391
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20.............................    3,000          3,044,415
Apache Corp.
    6.900%, 09/15/18.............................      200            218,853
Apple, Inc.
    1.000%, 05/03/18.............................      696            695,081
    2.100%, 05/06/19.............................   40,239         41,022,131
    2.000%, 05/06/20.............................    2,978          3,024,612
    2.250%, 02/23/21.............................    4,000          4,073,856
    2.850%, 05/06/21.............................   29,000         30,282,090
Applied Materials, Inc.
    2.625%, 10/01/20.............................    5,090          5,234,841
Arizona Public Service Co.
    8.750%, 03/01/19.............................    1,788          2,079,067
Asian Development Bank
    1.125%, 03/15/17.............................    4,151          4,153,424
    1.750%, 09/11/18.............................    7,409          7,504,872
#   1.875%, 04/12/19.............................   17,884         18,194,967
    1.625%, 03/16/21.............................    6,000          6,040,902
Associated Banc-Corp
    2.750%, 11/15/19.............................      447            454,133
Assurant, Inc.
    2.500%, 03/15/18.............................    8,303          8,384,785
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   23,256         23,676,631
AT&T, Inc.
    1.600%, 02/15/17.............................    4,151          4,156,699

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
    5.500%, 02/01/18............................. $  4,645    $     4,862,897
    5.800%, 02/15/19.............................    3,751          4,071,223
    2.300%, 03/11/19.............................      600            606,037
    4.600%, 02/15/21.............................    8,793          9,510,649
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................   40,154         40,676,926
    2.700%, 11/16/20.............................    1,000          1,028,897
Autodesk, Inc.
    1.950%, 12/15/17.............................    3,554          3,567,619
    3.125%, 06/15/20.............................   14,337         14,600,528
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................   11,622         11,658,365
    1.375%, 03/19/18.............................   20,754         20,829,794
    4.375%, 02/16/21.............................   10,000         11,125,550
    1.625%, 04/19/21.............................   20,000         19,995,660
Bank of America Corp.
    2.000%, 01/11/18.............................    4,815          4,839,123
    2.650%, 04/01/19.............................    5,365          5,464,746
    2.625%, 10/19/20.............................    5,000          5,067,000
Bank of Montreal
    2.375%, 01/25/19.............................      273            277,383
    1.900%, 08/27/21.............................   16,492         16,313,177
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................    3,309          3,625,734
    2.150%, 02/24/20.............................   23,063         23,291,485
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................    1,788          1,803,906
    2.350%, 10/21/20.............................    1,315          1,334,399
    2.450%, 03/22/21.............................   35,179         35,820,454
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.............................   13,163         13,309,636
Barclays P.L.C.
    2.750%, 11/08/19.............................   26,424         26,635,868
Baxalta, Inc.
    2.875%, 06/23/20.............................    4,024          4,107,067
Bayer U.S. Finance LLC
##  2.375%, 10/08/19.............................    5,616          5,694,753
BB&T Corp.
    2.150%, 03/22/17.............................    4,774          4,787,988
    1.450%, 01/12/18.............................    1,640          1,642,184
    2.450%, 01/15/20.............................   13,289         13,557,757
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   16,605         16,623,780
Becton Dickinson and Co.
    1.750%, 11/08/16.............................    2,109          2,109,316
    6.375%, 08/01/19.............................    2,175          2,438,756
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      258            259,135
    2.900%, 10/15/20.............................    5,000          5,206,485
Berkshire Hathaway, Inc.
#   2.100%, 08/14/19.............................   24,591         25,062,213
    2.200%, 03/15/21.............................    8,295          8,477,449
BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17.............................    5,566          5,573,514

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Biogen, Inc.
    2.900%, 09/15/20............................. $ 19,046    $    19,644,102
BlackRock, Inc.
    5.000%, 12/10/19.............................    3,443          3,801,623
BNP Paribas SA
    1.250%, 12/12/16.............................   15,605         15,611,866
    2.450%, 03/17/19.............................    9,836          9,984,061
Boeing Capital Corp.
    2.900%, 08/15/18.............................    1,169          1,202,938
Boston Scientific Corp.
    2.850%, 05/15/20.............................    9,273          9,524,614
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................    5,556          5,556,000
    4.750%, 03/10/19.............................      894            959,632
    2.315%, 02/13/20.............................   15,559         15,803,945
BPCE SA
    2.500%, 12/10/18.............................    2,250          2,287,532
    2.500%, 07/15/19.............................    4,024          4,095,659
    2.250%, 01/27/20.............................   18,309         18,503,020
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................    9,329          9,471,836
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................    4,256          4,300,348
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................    3,155          3,156,483
Brown-Forman Corp.
    1.000%, 01/15/18.............................    1,745          1,743,450
Buckeye Partners L.P.
    2.650%, 11/15/18.............................    1,030          1,041,417
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................    3,514          3,843,265
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21.............................   16,000         16,228,736
Canadian Pacific Railway Co.
    7.250%, 05/15/19.............................    2,576          2,922,222
Capital One Bank USA NA
    2.300%, 06/05/19.............................    4,471          4,516,899
Capital One Financial Corp.
    2.450%, 04/24/19.............................   11,883         12,084,013
Cardinal Health, Inc.
    1.700%, 03/15/18.............................    9,758          9,788,377
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................    5,330          5,427,427
CBS Corp.
    2.300%, 08/15/19.............................   14,110         14,290,044
    5.750%, 04/15/20.............................    1,341          1,502,953
Celgene Corp.
    2.250%, 05/15/19.............................    2,683          2,713,251
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      457            476,843
CF Industries, Inc.
    6.875%, 05/01/18.............................   10,594         11,179,308
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................    3,317          3,364,619

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Chevron Corp.
    1.718%, 06/24/18............................. $ 31,067    $    31,279,405
    1.961%, 03/03/20.............................   19,050         19,260,903
    2.419%, 11/17/20.............................   30,379         31,046,579
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................    8,000          8,164,048
Cisco Systems, Inc.
    2.125%, 03/01/19.............................   24,144         24,553,869
    2.450%, 06/15/20.............................    1,788          1,835,219
    2.200%, 02/28/21.............................   49,100         49,944,716
Citigroup, Inc.
    2.500%, 09/26/18.............................   10,282         10,422,658
    2.550%, 04/08/19.............................    8,942          9,103,501
Citizens Bank NA
    2.450%, 12/04/19.............................    3,733          3,785,475
CNA Financial Corp.
    7.350%, 11/15/19.............................    7,117          8,150,801
    5.875%, 08/15/20.............................    1,000          1,126,537
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................    3,593          3,597,707
    1.875%, 10/27/20.............................   16,673         16,849,350
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.............................    4,591          4,834,497
Colgate-Palmolive Co.
    1.750%, 03/15/19.............................    1,565          1,585,409
Comerica, Inc.
    2.125%, 05/23/19.............................    2,057          2,070,679
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................   10,627         10,819,242
    2.250%, 03/13/19.............................    4,471          4,530,558
    2.300%, 09/06/19.............................   38,525         39,103,838
    2.300%, 03/12/20.............................    4,500          4,555,633
    2.400%, 11/02/20.............................   10,000         10,148,800
##  2.000%, 09/06/21.............................    5,000          4,976,925
ConocoPhillips
    6.000%, 01/15/20.............................    1,341          1,505,482
ConocoPhillips Co.
    1.050%, 12/15/17.............................   15,482         15,402,887
    1.500%, 05/15/18.............................    1,788          1,789,382
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   38,949         39,460,829
    2.500%, 01/19/21.............................   15,000         15,313,995
Corning, Inc.
    4.250%, 08/15/20.............................    2,850          3,058,968
Costco Wholesale Corp.
    1.700%, 12/15/19.............................    2,973          2,997,833
Crane Co.
    2.750%, 12/15/18.............................   13,057         13,315,516
Credit Suisse AG
    2.300%, 05/28/19.............................   22,132         22,359,163
    5.300%, 08/13/19.............................    3,130          3,419,012
CVS Health Corp.
    2.250%, 12/05/18.............................    6,522          6,611,932
    2.250%, 08/12/19.............................    5,370          5,461,736

                                                     FACE
                                                    AMOUNT         VALUE+
                                                    ------         ------
                                                    (000)
Daimler Finance North America LLC
##   1.650%, 03/02/18............................. $ 12,161    $    12,186,027
##   2.250%, 03/02/20.............................    9,750          9,858,508
Danske Bank A/S
###  2.750%, 09/17/20.............................   15,822         16,284,888
Deutsche Bank AG
     6.000%, 09/01/17.............................   10,004         10,258,682
     2.500%, 02/13/19.............................    7,592          7,480,322
Deutsche Telekom International Finance BV
     6.000%, 07/08/19.............................    6,741          7,489,487
Development Bank of Japan, Inc.
     1.875%, 10/03/18.............................    6,890          6,953,209
Discovery Communications LLC
     5.050%, 06/01/20.............................    5,000          5,457,540
Dollar General Corp.
     1.875%, 04/15/18.............................   10,692         10,737,281
Dominion Gas Holdings LLC
     2.800%, 11/15/20.............................    5,000          5,150,910
Dominion Resources, Inc.
     2.500%, 12/01/19.............................    7,881          8,077,229
Dow Chemical Co. (The)
     4.250%, 11/15/20.............................    7,657          8,245,571
Dr. Pepper Snapple Group, Inc.
     2.600%, 01/15/19.............................      939            959,818
     2.000%, 01/15/20.............................      747            749,677
DTE Energy Co.
     2.400%, 12/01/19.............................   18,342         18,659,867
Duke Energy Corp.
     1.625%, 08/15/17.............................    4,606          4,618,754
     2.100%, 06/15/18.............................      181            182,761
     5.050%, 09/15/19.............................      586            640,654
Eastman Chemical Co.
     2.400%, 06/01/17.............................    2,586          2,604,058
     2.700%, 01/15/20.............................    3,756          3,824,254
eBay, Inc.
     1.350%, 07/15/17.............................    1,424          1,424,805
     2.200%, 08/01/19.............................    4,918          4,969,024
Ecolab, Inc.
     3.000%, 12/08/16.............................      537            538,080
EI du Pont de Nemours & Co.
     6.000%, 07/15/18.............................    8,215          8,839,118
     4.625%, 01/15/20.............................    1,289          1,404,289
Electricite de France SA
##   2.350%, 10/13/20.............................    1,500          1,524,343
Electronic Arts, Inc.
     3.700%, 03/01/21.............................    7,544          7,979,591
EMD Finance LLC
##   2.400%, 03/19/20.............................    1,755          1,776,994
Enterprise Products Operating LLC
     5.250%, 01/31/20.............................    1,788          1,964,781
EOG Resources, Inc.
     5.875%, 09/15/17.............................    8,178          8,493,311
ERAC USA Finance LLC
##   2.350%, 10/15/19.............................    7,283          7,377,169

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
European Investment Bank
    4.875%, 01/17/17............................. $  4,151    $     4,184,789
    1.125%, 09/15/17.............................    2,490          2,493,205
    1.875%, 03/15/19.............................    4,471          4,540,484
    2.875%, 09/15/20.............................    9,000          9,482,760
    1.625%, 12/15/20.............................    8,000          8,057,056
    2.000%, 03/15/21.............................    5,000          5,100,300
    1.375%, 09/15/21.............................   38,000         37,659,558
Eversource Energy
    2.500%, 03/15/21.............................    5,500          5,579,799
Exelon Corp.
    2.450%, 04/15/21.............................    1,560          1,576,408
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................    7,064          7,253,322
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   14,819         14,997,717
Exxon Mobil Corp.
    1.305%, 03/06/18.............................   10,307         10,336,540
    1.819%, 03/15/19.............................   23,798         24,063,395
    1.912%, 03/06/20.............................    8,143          8,240,244
    2.222%, 03/01/21.............................   38,138         38,703,587
FedEx Corp.
    2.300%, 02/01/20.............................    5,340          5,430,294
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.............................   11,503         12,134,526
Fifth Third Bancorp
    2.300%, 03/01/19.............................    9,810          9,879,847
Fifth Third Bank
    1.450%, 02/28/18.............................    2,683          2,682,088
Fiserv, Inc.
    2.700%, 06/01/20.............................    4,460          4,564,979
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................   10,755         10,751,677
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   17,685         18,512,499
    2.459%, 03/27/20.............................    5,365          5,382,238
    3.157%, 08/04/20.............................   11,533         11,838,809
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................    6,500          6,686,134
GATX Corp.
    2.500%, 03/15/19.............................    6,703          6,800,663
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................   84,822         86,549,739
General Mills, Inc.
    2.200%, 10/21/19.............................    4,867          4,949,398
Gilead Sciences, Inc.
    2.050%, 04/01/19.............................    1,498          1,518,148
    2.550%, 09/01/20.............................    2,000          2,053,138
    4.500%, 04/01/21.............................    1,198          1,315,745
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................    8,000          8,994,272
    2.550%, 10/23/19.............................    6,000          6,114,474
    2.750%, 09/15/20.............................   10,000         10,204,980

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20............................. $ 21,047    $    21,160,970
Harris Corp.
    2.700%, 04/27/20.............................    4,247          4,302,508
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.............................    5,100          5,667,926
Heineken NV
##  1.400%, 10/01/17.............................    1,775          1,777,318
Hershey Co. (The)
    1.500%, 11/01/16.............................      151            151,000
    1.600%, 08/21/18.............................    7,441          7,491,926
    4.125%, 12/01/20.............................      700            766,228
Hewlett Packard Enterprise Co.
##  3.850%, 10/15/20.............................   10,000         10,595,930
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................   18,484         18,807,729
HSBC USA, Inc.
    1.625%, 01/16/18.............................   13,118         13,125,792
    2.375%, 11/13/19.............................    2,683          2,706,997
    2.350%, 03/05/20.............................    8,942          8,969,890
Humana, Inc.
    2.625%, 10/01/19.............................    3,845          3,922,115
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   22,992         23,319,130
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................    6,662          7,231,088
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................    2,651          2,685,349
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.............................    3,577          3,673,361
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................    2,236          2,491,488
ING Bank NV
##  2.500%, 10/01/19.............................    1,025          1,042,871
##  2.750%, 03/22/21.............................    6,000          6,157,842
Integrys Holding, Inc.
    4.170%, 11/01/20.............................    1,000          1,072,063
Intel Corp.
    2.450%, 07/29/20.............................   12,471         12,850,829
Inter-American Development Bank
    1.125%, 03/15/17.............................      680            680,619
    0.875%, 03/15/18.............................    8,303          8,294,340
    1.875%, 06/16/20.............................    7,000          7,120,057
    2.125%, 11/09/20.............................   35,000         35,947,590
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   10,956         11,179,502
International Bank for Reconstruction &
 Development
    0.875%, 04/17/17.............................    8,845          8,851,961
    2.250%, 06/24/21.............................    6,000          6,191,640
International Business Machines Corp
#   1.950%, 02/12/19.............................   10,697         10,847,432
    1.875%, 05/15/19.............................    4,511          4,568,321

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
#   1.625%, 05/15/20............................. $  5,859    $     5,871,122
    2.250%, 02/19/21.............................    4,000          4,084,428
International Finance Corp.
    0.875%, 06/15/18.............................    2,490          2,484,776
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................    1,797          1,833,262
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................    6,886          6,999,130
    2.125%, 03/06/19.............................    4,472          4,508,187
Jefferies Group LLC
    5.125%, 04/13/18.............................    1,557          1,621,563
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................    7,945          8,832,425
John Deere Capital Corp.
    2.000%, 01/13/17.............................    4,180          4,188,678
    2.050%, 03/10/20.............................   29,509         29,792,611
Johnson & Johnson
    1.650%, 03/01/21.............................    9,000          9,058,356
Johnson Controls, Inc.
    2.600%, 12/01/16.............................    3,524          3,528,437
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................    1,964          2,177,065
    2.250%, 01/23/20.............................    6,729          6,785,221
    2.550%, 10/29/20.............................   11,000         11,188,606
Kellogg Co.
    1.875%, 11/17/16.............................    1,305          1,305,123
    1.750%, 05/17/17.............................    1,645          1,651,350
KeyBank NA
    2.500%, 12/15/19.............................    4,467          4,566,516
KeyCorp
    2.900%, 09/15/20.............................   11,259         11,593,809
KFW
    4.875%, 01/17/17.............................    4,151          4,185,810
    1.250%, 02/15/17.............................   10,398         10,410,883
    1.875%, 04/01/19.............................    6,259          6,358,531
    1.500%, 04/20/20.............................    7,500          7,535,317
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................    3,603          3,652,675
KLA-Tencor Corp.
    3.375%, 11/01/19.............................    2,696          2,781,140
Kommunalbanken A.S.
    1.000%, 09/26/17.............................    3,322          3,320,405
    1.000%, 03/15/18.............................   24,908         24,874,673
    1.750%, 05/28/19.............................   17,884         18,071,138
    1.625%, 02/10/21.............................   10,000         10,016,410
Kommunekredit
    1.125%, 03/15/18.............................    8,303          8,306,570
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   20,606         20,595,903
    2.000%, 11/12/19.............................    9,471          9,640,341
Kroger Co. (The)
    2.300%, 01/15/19.............................   13,672         13,889,303
L-3 Communications Corp.
    4.750%, 07/15/20.............................    4,650          5,048,500

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Laboratory Corp. of America Holdings
    2.200%, 08/23/17............................. $ 18,949    $    19,075,030
    2.625%, 02/01/20.............................    7,623          7,749,313
Lam Research Corp.
    2.750%, 03/15/20.............................    8,942          9,080,851
Legg Mason, Inc.
    2.700%, 07/15/19.............................    9,258          9,435,513
Lincoln National Corp.
    6.250%, 02/15/20.............................    3,215          3,615,116
    4.850%, 06/24/21.............................    1,270          1,392,829
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................    5,049          5,110,416
    1.750%, 03/16/18.............................    8,692          8,725,125
    2.700%, 08/17/20.............................    1,600          1,636,536
Lockheed Martin Corp.
    2.500%, 11/23/20.............................    7,500          7,695,120
LyondellBasell Industries NV
    5.000%, 04/15/19.............................    7,601          8,123,569
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   20,235         20,670,032
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.............................      500            517,573
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.............................    4,030          4,096,898
    2.100%, 02/06/20.............................   31,557         31,775,248
Marriott International, Inc.
    3.000%, 03/01/19.............................    4,860          4,987,157
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................    6,338          6,360,601
    2.350%, 09/10/19.............................    4,471          4,532,888
    2.350%, 03/06/20.............................    1,000          1,011,670
MasterCard, Inc.
    2.000%, 04/01/19.............................   32,504         33,037,066
Mattel, Inc.
    1.700%, 03/15/18.............................    4,887          4,896,447
    2.350%, 05/06/19.............................   20,051         20,296,284
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................    5,464          5,542,835
McDonald's Corp.
    5.350%, 03/01/18.............................    1,314          1,383,840
    3.500%, 07/15/20.............................    5,678          6,004,638
McKesson Corp.
    1.400%, 03/15/18.............................    9,031          9,013,209
Medtronic, Inc.
    2.500%, 03/15/20.............................    5,195          5,332,558
Merck & Co., Inc.
    1.850%, 02/10/20.............................    4,450          4,499,364
MetLife, Inc.
    7.717%, 02/15/19.............................    2,743          3,118,964
Microsoft Corp.
    1.625%, 12/06/18.............................    8,227          8,328,760
    1.850%, 02/12/20.............................   21,640         21,887,951
    3.000%, 10/01/20.............................    5,000          5,271,230
    2.000%, 11/03/20.............................   33,993         34,482,431
    1.550%, 08/08/21.............................   10,978         10,868,044

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Mitsubishi UFJ Financial Group, Inc.
    2.950%, 03/01/21............................. $  3,000    $     3,079,197
Mizuho Bank, Ltd.
##  2.450%, 04/16/19.............................    5,052          5,115,256
##  2.700%, 10/20/20.............................   11,960         12,161,526
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................    5,000          5,049,525
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................      818            821,315
Mondelez International, Inc.
    2.250%, 02/01/19.............................    1,162          1,179,965
    5.375%, 02/10/20.............................    1,431          1,589,588
Monsanto Co.
    1.850%, 11/15/18.............................   25,011         25,067,375
    2.125%, 07/15/19.............................    2,236          2,256,978
Morgan Stanley
    4.750%, 03/22/17.............................   18,527         18,792,195
    7.300%, 05/13/19.............................    5,365          6,066,377
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................   10,755         10,756,086
Mylan NV
##  3.750%, 12/15/20.............................    6,065          6,333,843
Mylan, Inc.
    2.550%, 03/28/19.............................   11,964         12,118,647
National Australia Bank, Ltd.
#   2.250%, 07/01/19.............................   15,626         15,834,513
    2.625%, 01/14/21.............................    2,000          2,044,684
    1.875%, 07/12/21.............................    5,500          5,457,595
Nationwide Building Society
##  2.350%, 01/21/20.............................      480            484,103
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................   53,652         54,366,162
    1.625%, 03/04/20.............................   30,000         30,138,480
NetApp, Inc.
    2.000%, 12/15/17.............................    8,303          8,344,756
#   3.375%, 06/15/21.............................    8,650          9,024,346
Newell Brands, Inc.
    6.250%, 04/15/18.............................   10,793         11,468,253
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................    9,378          9,551,418
NiSource Finance Corp.
    6.400%, 03/15/18.............................      992          1,054,639
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................   16,249         16,538,590
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   17,884         18,227,283
Nordea Bank AB
    1.625%, 05/15/18.............................    1,923          1,925,923
    2.375%, 04/04/19.............................   15,005         15,241,719
##  2.500%, 09/17/20.............................    3,000          3,057,633
Nordic Investment Bank
    1.875%, 06/14/19.............................    9,471          9,638,968
Nordstrom, Inc.
    4.750%, 05/01/20.............................   13,135         14,271,690

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Northrop Grumman Corp.
    1.750%, 06/01/18............................. $ 10,165    $    10,234,539
NRW Bank
    1.875%, 07/01/19.............................   17,884         18,100,683
Nucor Corp.
    5.750%, 12/01/17.............................    1,992          2,079,034
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................   16,605         16,610,197
Omnicom Group, Inc.
    4.450%, 08/15/20.............................      550            598,014
ONE Gas, Inc.
    2.070%, 02/01/19.............................    4,199          4,254,330
Oracle Corp.
    2.800%, 07/08/21.............................    6,536          6,782,368
    1.900%, 09/15/21.............................   10,000          9,969,020
PACCAR Financial Corp.
    1.600%, 03/15/17.............................      377            378,021
    1.750%, 08/14/18.............................    1,350          1,361,925
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................      900            953,462
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  2.500%, 06/15/19.............................    5,000          5,067,600
##  3.050%, 01/09/20.............................      828            847,499
PepsiCo, Inc.
    4.500%, 01/15/20.............................    1,745          1,909,075
Pernod Ricard SA
##  5.750%, 04/07/21.............................      620            708,370
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.............................   12,000         12,401,280
Petro-Canada
    6.050%, 05/15/18.............................    4,982          5,309,596
Pfizer, Inc.
    2.100%, 05/15/19.............................    8,942          9,095,588
    1.950%, 06/03/21.............................   25,347         25,465,624
PG&E Corp.
    2.400%, 03/01/19.............................    1,462          1,485,733
Philip Morris International, Inc.
    1.625%, 03/20/17.............................    1,851          1,856,035
Phillips 66 Partners L.P.
    2.646%, 02/15/20.............................    6,873          6,925,654
PNC Bank NA
    2.400%, 10/18/19.............................   17,154         17,519,037
    2.300%, 06/01/20.............................    1,200          1,218,384
    2.600%, 07/21/20.............................    5,365          5,496,158
Praxair, Inc.
    1.250%, 11/07/18.............................    3,908          3,906,898
Progress Energy, Inc.
    4.875%, 12/01/19.............................    4,672          5,092,784
Province of British Columbia Canada
    1.200%, 04/25/17.............................    8,303          8,312,881
Province of Manitoba Canada
    2.050%, 11/30/20.............................    3,800          3,874,431
Province of Ontario Canada
    1.650%, 09/27/19.............................    4,471          4,496,686

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
    4.000%, 10/07/19............................. $  5,000    $     5,364,350
    4.400%, 04/14/20.............................   15,000         16,456,965
    1.875%, 05/21/20.............................   10,000         10,124,570
    2.500%, 09/10/21.............................   25,000         25,876,750
Province of Quebec Canada
    3.500%, 07/29/20.............................   33,000         35,365,473
Prudential Financial, Inc.
    2.350%, 08/15/19.............................   13,413         13,657,251
    5.375%, 06/21/20.............................    1,700          1,893,440
    4.500%, 11/15/20.............................    7,000          7,655,165
PSEG Power LLC
    2.450%, 11/15/18.............................    6,831          6,928,820
    5.125%, 04/15/20.............................   11,108         12,090,825
Puget Energy, Inc.
    6.500%, 12/15/20.............................    3,363          3,880,105
QUALCOMM, Inc.
    2.250%, 05/20/20.............................    8,235          8,371,125
Raytheon Co.
    6.750%, 03/15/18.............................    3,402          3,660,651
    3.125%, 10/15/20.............................    3,000          3,161,142
Regions Financial Corp.
    3.200%, 02/08/21.............................   10,500         10,887,334
Republic Services, Inc.
    3.800%, 05/15/18.............................    4,507          4,668,211
    5.500%, 09/15/19.............................    5,333          5,899,130
Reynolds American, Inc.
    2.300%, 08/21/17.............................   11,046         11,129,397
Roper Technologies, Inc.
    2.050%, 10/01/18.............................    1,565          1,579,509
Royal Bank of Canada
    2.350%, 10/30/20.............................    7,428          7,545,845
    2.500%, 01/19/21.............................    1,250          1,282,286
Ryder System, Inc.
    2.500%, 03/01/18.............................    2,902          2,939,331
    2.650%, 03/02/20.............................    7,000          7,138,859
Sanofi
    4.000%, 03/29/21.............................   10,000         10,923,000
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................    3,000          2,998,077
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.............................   15,000         15,193,335
Santander UK P.L.C.
    2.375%, 03/16/20.............................    2,824          2,843,582
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   19,864         20,314,615
Sempra Energy
    2.850%, 11/15/20.............................    5,400          5,558,512
Shell International Finance BV
    2.000%, 11/15/18.............................   20,679         20,939,866
    4.300%, 09/22/19.............................    4,471          4,800,356
    2.250%, 11/10/20.............................   18,999         19,250,813
    1.875%, 05/10/21.............................   21,175         21,037,765
    1.750%, 09/12/21.............................   25,000         24,707,875
Societe Generale SA
    2.750%, 10/12/17.............................    6,642          6,727,615
##  2.625%, 09/16/20.............................   17,000         17,358,615

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Solvay Finance America LLC
##  3.400%, 12/03/20............................. $ 10,000    $    10,410,930
Southern Co. (The)
    2.750%, 06/15/20.............................    9,683          9,944,790
Southwest Airlines Co.
    2.750%, 11/06/19.............................   17,072         17,578,577
    2.650%, 11/05/20.............................    4,500          4,602,960
St Jude Medical, Inc.
    2.800%, 09/15/20.............................    2,490          2,545,465
Starbucks Corp.
    2.000%, 12/05/18.............................    4,901          4,980,347
    2.100%, 02/04/21.............................    1,770          1,795,396
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................    4,264          4,591,676
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   16,000         16,053,280
State Street Corp.
    2.550%, 08/18/20.............................   14,052         14,474,403
Statoil ASA
    1.200%, 01/17/18.............................    1,955          1,951,000
#   1.150%, 05/15/18.............................   11,682         11,646,931
    1.950%, 11/08/18.............................    8,303          8,384,253
Stryker Corp.
    2.625%, 03/15/21.............................    6,121          6,237,287
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   13,616         13,799,639
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................    4,000          4,094,808
    2.058%, 07/14/21.............................   10,000          9,857,600
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................    8,348          8,514,326
    2.900%, 03/03/21.............................   14,765         15,243,371
Svensk Exportkredit AB
    1.875%, 06/17/19.............................    9,836          9,968,245
    1.750%, 08/28/20.............................    6,000          6,050,298
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   27,669         28,225,894
    2.250%, 06/17/19.............................    8,942          9,074,923
Symantec Corp.
    2.750%, 06/15/17.............................    4,151          4,181,639
    4.200%, 09/15/20.............................    6,000          6,274,632
Sysco Corp.
    2.600%, 10/01/20.............................   16,190         16,580,341
Target Corp.
    2.300%, 06/26/19.............................    3,504          3,589,866
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................    1,788          1,986,050
Tech Data Corp.
    3.750%, 09/21/17.............................    4,151          4,226,241
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................      950            970,314
    5.877%, 07/15/19.............................    1,000          1,101,693
    5.134%, 04/27/20.............................   10,180         11,162,482
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................    7,734          7,774,000
    2.400%, 02/01/19.............................    8,455          8,596,215

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT         VALUE+
                                                   ------         ------
                                                   (000)
Thomson Reuters Corp.
    1.300%, 02/23/17............................. $  5,024    $     5,025,959
    1.650%, 09/29/17.............................      800            802,054
TIAA Asset Management Finance Co.LLC
##  2.950%, 11/01/19.............................    9,568          9,840,927
Time Warner, Inc.
    4.700%, 01/15/21.............................    7,900          8,670,534
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................    1,779          1,780,098
    2.625%, 09/10/18.............................    8,303          8,482,312
    2.125%, 07/02/19.............................   31,297         31,746,175
    2.500%, 12/14/20.............................   20,000         20,466,360
    2.125%, 04/07/21.............................    8,138          8,195,983
    1.800%, 07/13/21.............................    4,683          4,654,125
Total Capital International SA
    2.125%, 01/10/19.............................    9,066          9,201,818
    2.100%, 06/19/19.............................   27,483         27,945,127
Total System Services, Inc.
    2.375%, 06/01/18.............................    4,011          4,037,108
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................   24,526         24,886,262
    2.125%, 07/18/19.............................   21,405         21,756,855
    1.900%, 04/08/21.............................   18,733         18,806,096
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   19,752         20,191,759
U.S. Bancorp
    2.200%, 04/25/19.............................   13,413         13,672,595
U.S. Bank NA
    2.125%, 10/28/19.............................   14,432         14,675,280
UBS AG
    2.375%, 08/14/19.............................    3,278          3,333,637
    2.350%, 03/26/20.............................    8,079          8,199,539
Unilever Capital Corp.
    2.200%, 03/06/19.............................    1,162          1,184,048
Union Pacific Corp.
    2.250%, 02/15/19.............................    3,689          3,761,939
    1.800%, 02/01/20.............................    7,154          7,249,864
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................    1,431          1,474,860
    1.400%, 10/15/17.............................    3,147          3,154,773
    2.300%, 12/15/19.............................    8,191          8,370,629
    4.700%, 02/15/21.............................    2,040          2,263,884
Unum Group
    3.000%, 05/15/21.............................    1,000          1,015,152
Valero Energy Corp.
    9.375%, 03/15/19.............................    5,009          5,860,420
Verizon Communications, Inc.
    3.650%, 09/14/18.............................    9,836         10,204,486
    2.550%, 06/17/19.............................    2,683          2,746,863
    4.500%, 09/15/20.............................    2,350          2,559,216
Viacom, Inc.
    2.500%, 12/15/16.............................    5,642          5,654,187
    2.750%, 12/15/19.............................    7,725          7,860,883
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................    1,732          1,893,540
    4.375%, 03/16/21.............................    4,525          4,914,073

                                                       FACE
                                                      AMOUNT          VALUE+
                                                      ------          ------
                                                      (000)
Volkswagen Group of America Finance LLC
##    2.125%, 05/23/19............................. $    7,431    $     7,464,343
###   2.400%, 05/22/20.............................      5,911          5,963,927
Walgreen Co.
      5.250%, 01/15/19.............................        610            656,134
Walgreens Boots Alliance, Inc.
#     2.600%, 06/01/21.............................     14,457         14,636,397
Walt Disney Co. (The)
      1.125%, 02/15/17.............................      1,017          1,017,801
      2.150%, 09/17/20.............................      8,942          9,138,420
WEC Energy Group, Inc.
      2.450%, 06/15/20.............................     14,176         14,463,333
Wells Fargo & Co.
      2.100%, 05/08/17.............................      6,407          6,436,927
      2.125%, 04/22/19.............................     13,413         13,562,474
      2.600%, 07/22/20.............................      8,000          8,153,512
Westpac Banking Corp.
      4.875%, 11/19/19.............................      2,853          3,101,194
      2.600%, 11/23/20.............................      8,672          8,868,213
Wm Wrigley Jr Co.
##    2.900%, 10/21/19.............................      1,484          1,528,032
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................      8,626          8,705,290
Xcel Energy, Inc.
      2.400%, 03/15/21.............................      4,070          4,146,125
Xerox Corp.
      2.750%, 03/15/19.............................     13,128         13,252,663
      5.625%, 12/15/19.............................      5,365          5,847,764
      2.800%, 05/15/20.............................      2,000          1,996,212
Xilinx, Inc.
      2.125%, 03/15/19.............................      5,969          6,032,689
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................      4,632          4,710,253
Zoetis, Inc.
      3.450%, 11/13/20.............................     12,400         12,874,015
                                                                  ---------------
TOTAL BONDS........................................                 4,567,645,944
                                                                  ---------------

U.S. TREASURY OBLIGATIONS -- (0.1%)
U.S. Treasury Notes
      2.125%, 09/30/21.............................      5,000          5,183,790
                                                                  ---------------
TOTAL INVESTMENT SECURITIES........................                 4,673,719,376
                                                                  ---------------

                                                      SHARES
                                                      ------
SECURITIES LENDING COLLATERAL -- (2.0%)
(S)@  DFA Short Term Investment Fund...............  8,217,003         95,087,160
                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,729,356,840)............................                $ 4,768,806,536
                                                                  ===============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                    LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                    ------- -------------- ------- --------------
Agency Obligations.................   --    $  100,889,642   --    $  100,889,642
Bonds..............................   --     4,567,645,944   --     4,567,645,944
U.S. Treasury Obligations..........   --         5,183,790   --         5,183,790
Securities Lending Collateral......   --        95,087,160   --        95,087,160
                                      --    --------------   --    --------------
TOTAL..............................   --    $4,768,806,536   --    $4,768,806,536
                                      ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
AGENCY OBLIGATIONS -- (4.3%)
Federal Farm Credit Bank
    2.630%, 08/03/26............................. $ 3,173 $ 3,267,613
    5.770%, 01/05/27.............................   1,058   1,393,408
Federal Home Loan Bank
    5.750%, 06/12/26.............................   1,260   1,652,801
Federal Home Loan Mortgage Corporation
    6.750%, 09/15/29.............................   8,814  13,010,019
Federal National Mortgage Association
    6.250%, 05/15/29.............................  17,628  24,941,223
    7.125%, 01/15/30.............................   3,526   5,391,956
    6.625%, 11/15/30.............................   2,000   2,980,640
Tennessee Valley Authority
    6.750%, 11/01/25.............................   3,596   4,926,031
    7.125%, 05/01/30.............................   2,108   3,179,319
                                                          -----------
TOTAL AGENCY OBLIGATIONS.........................          60,743,010
                                                          -----------

BONDS -- (91.2%)
21st Century Fox America, Inc.
    3.700%, 09/15/24.............................   2,468   2,606,425
Abbott Laboratories
    2.950%, 03/15/25.............................   6,870   6,908,541
AbbVie, Inc.
    3.600%, 05/14/25.............................   9,500   9,672,206
Actavis Funding SCS
    3.800%, 03/15/25.............................   8,592   8,925,988
Adobe Systems, Inc.
    3.250%, 02/01/25.............................   1,058   1,097,592
Advance Auto Parts, Inc.
    4.500%, 01/15/22.............................   1,410   1,511,779
    4.500%, 12/01/23.............................   1,500   1,608,138
Aetna, Inc.
    3.500%, 11/15/24.............................   2,953   3,081,774
Affiliated Managers Group, Inc.
    3.500%, 08/01/25.............................   1,410   1,388,574
Aflac, Inc.
    3.625%, 06/15/23.............................   2,115   2,257,688
    3.625%, 11/15/24.............................   1,099   1,174,441
    3.250%, 03/17/25.............................   6,064   6,271,080
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     388     505,476
Alabama Power Co.
    2.800%, 04/01/25.............................   1,410   1,443,228
Albemarle Corp.
    4.150%, 12/01/24.............................   3,335   3,544,021
Allstate Corp. (The)
    3.150%, 06/15/23.............................   2,468   2,592,172
Altera Corp.
    4.100%, 11/15/23.............................     821     917,722
Amazon.com, Inc.
    3.800%, 12/05/24.............................   2,679   2,936,530

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
American Express Co.
    2.650%, 12/02/22............................. $  353 $  359,005
American Honda Finance Corp.
    2.300%, 09/09/26.............................  1,500  1,473,671
American International Group, Inc.
    4.125%, 02/15/24.............................  3,763  4,048,314
    3.750%, 07/10/25.............................  2,000  2,088,682
    3.900%, 04/01/26.............................  4,000  4,204,532
American Water Capital Corp.
    3.850%, 03/01/24.............................  1,166  1,273,143
Ameriprise Financial, Inc.
    4.000%, 10/15/23.............................    705    763,370
    3.700%, 10/15/24.............................  7,090  7,561,712
    2.875%, 09/15/26.............................  1,000    994,451
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................    673    694,614
Amgen, Inc.
    3.625%, 05/22/24.............................  3,526  3,700,502
    3.125%, 05/01/25.............................  2,763  2,808,186
Analog Devices, Inc.
    3.900%, 12/15/25.............................    800    857,598
Anheuser-Busch InBev Finance, Inc.
    2.625%, 01/17/23.............................    141    142,295
    3.650%, 02/01/26.............................  8,000  8,427,168
Anthem, Inc.
    3.500%, 08/15/24.............................  3,491  3,607,959
Aon P.L.C.
    4.000%, 11/27/23.............................  2,203  2,359,307
    3.500%, 06/14/24.............................  4,331  4,500,481
AP Moeller - Maersk A.S.
##  3.750%, 09/22/24.............................  1,000  1,002,872
##  3.875%, 09/28/25.............................  1,000  1,007,088
Apache Corp.
#   2.625%, 01/15/23.............................    871    857,783
Apple, Inc.
    2.400%, 05/03/23.............................  4,231  4,249,549
    3.450%, 05/06/24.............................  8,814  9,414,392
    2.500%, 02/09/25.............................  1,763  1,752,595
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.............................  5,613  5,536,456
Arizona Public Service Co.
    3.150%, 05/15/25.............................  3,349  3,523,764
Assurant, Inc.
    4.000%, 03/15/23.............................  3,526  3,543,789
AstraZeneca P.L.C.
    3.375%, 11/16/25.............................  1,300  1,358,107
AT&T, Inc.
    3.950%, 01/15/25.............................  1,087  1,125,823
    3.400%, 05/15/25.............................  8,182  8,142,178
Autodesk, Inc.
    3.600%, 12/15/22.............................    705    722,887
    4.375%, 06/15/25.............................  6,017  6,273,324

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Automatic Data Processing, Inc.
    3.375%, 09/15/25............................. $ 5,000 $ 5,373,195
Avnet, Inc.
    4.625%, 04/15/26.............................   5,850   5,972,850
Bank of America Corp.
    3.300%, 01/11/23.............................   2,468   2,539,380
    4.000%, 04/01/24.............................   5,993   6,405,396
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24.............................   6,797   7,302,044
    3.000%, 02/24/25.............................   1,410   1,454,793
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
#   3.250%, 09/08/24.............................   1,763   1,821,137
Barclays P.L.C.
    3.650%, 03/16/25.............................   6,080   5,969,526
    4.375%, 01/12/26.............................   2,700   2,778,519
BAT International Finance P.L.C.
    3.950%, 06/15/25.............................   1,500   1,610,033
Bayer U.S. Finance LLC
##  3.375%, 10/08/24.............................   8,831   9,087,037
Beam Suntory, Inc.
    3.250%, 06/15/23.............................   2,195   2,222,920
Becton Dickinson and Co.
#   3.734%, 12/15/24.............................   1,363   1,453,370
Bed Bath & Beyond, Inc.
#   3.749%, 08/01/24.............................     700     723,736
Berkshire Hathaway, Inc.
    3.125%, 03/15/26.............................  17,240  17,899,396
Biogen, Inc.
#   4.050%, 09/15/25.............................   5,000   5,330,170
BMW U.S. Capital LLC
##  2.800%, 04/11/26.............................   5,500   5,549,901
BNP Paribas SA
    3.250%, 03/03/23.............................   1,058   1,105,232
Boeing Co. (The)
    2.500%, 03/01/25.............................   3,526   3,557,674
Boston Scientific Corp.
    4.125%, 10/01/23.............................     811     870,273
BP Capital Markets P.L.C.
    2.500%, 11/06/22.............................   1,234   1,244,823
    3.535%, 11/04/24.............................   1,234   1,291,390
    3.017%, 01/16/27.............................   4,000   4,012,924
BPCE SA
    4.000%, 04/15/24.............................   7,164   7,783,177
British Columbia, Province of Canada
    6.500%, 01/15/26.............................   4,363   5,798,266
Brown & Brown, Inc.
    4.200%, 09/15/24.............................   5,261   5,405,083
Brown-Forman Corp.
    2.250%, 01/15/23.............................     264     262,375
Buckeye Partners L.P.
    4.150%, 07/01/23.............................   1,058   1,084,748
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................   2,357   2,431,983
    7.000%, 12/15/25.............................     472     627,864

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Campbell Soup Co.
    3.300%, 03/19/25............................. $4,229 $4,419,660
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................  1,666  1,695,936
    3.700%, 02/01/26.............................  2,115  2,273,257
Capital One Financial Corp.
    3.750%, 04/24/24.............................  1,939  2,033,476
CBS Corp.
    3.500%, 01/15/25.............................  1,058  1,088,968
#   2.900%, 01/15/27.............................  4,600  4,487,263
Celgene Corp.
    4.000%, 08/15/23.............................  2,627  2,798,278
    3.625%, 05/15/24.............................  1,763  1,817,330
CF Industries, Inc.
#   3.450%, 06/01/23.............................  3,265  3,048,658
Charles Schwab Corp. (The)
    3.000%, 03/10/25.............................  4,689  4,815,190
Chevron Corp.
    3.191%, 06/24/23.............................  8,686  9,185,732
    2.954%, 05/16/26.............................  9,000  9,172,620
Chubb INA Holdings, Inc.
    2.700%, 03/13/23.............................  2,820  2,880,080
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................  2,820  2,979,544
Cigna Corp.
    3.250%, 04/15/25.............................  3,000  3,033,348
Cisco Systems, Inc.
    3.625%, 03/04/24.............................  1,058  1,146,608
Citigroup, Inc.
    3.750%, 06/16/24.............................  1,410  1,484,341
    3.300%, 04/27/25.............................  6,231  6,338,765
Clorox Co. (The)
    3.500%, 12/15/24.............................  1,763  1,866,217
CME Group, Inc.
    3.000%, 03/15/25.............................    471    489,670
CMS Energy Corp.
    3.875%, 03/01/24.............................    705    756,670
    3.600%, 11/15/25.............................  2,800  2,946,546
CNA Financial Corp.
    4.500%, 03/01/26.............................  6,830  7,341,219
Coach, Inc.
    4.250%, 04/01/25.............................  8,534  8,773,660
Coca-Cola Co. (The)
    3.200%, 11/01/23.............................  7,115  7,564,077
    2.250%, 09/01/26.............................  1,500  1,467,515
Comcast Corp.
    3.375%, 08/15/25.............................  1,234  1,294,491
Commonwealth Bank of Australia
##  2.850%, 05/18/26.............................  9,873  9,840,488
Computer Sciences Corp.
    4.450%, 09/15/22.............................  1,763  1,869,743
ConocoPhillips Co.
#   3.350%, 11/15/24.............................  2,468  2,508,525
#   4.950%, 03/15/26.............................  5,000  5,611,850
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.............................    705    746,472

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Corning, Inc.
    3.700%, 11/15/23............................. $1,493 $1,576,266
Cox Communications, Inc.
##  3.850%, 02/01/25.............................  5,741  5,817,240
CR Bard, Inc.
    3.000%, 05/15/26.............................  1,000  1,001,679
Credit Agricole SA
    3.875%, 04/15/24.............................  4,678  5,054,256
Credit Suisse New York
    3.625%, 09/09/24.............................  6,299  6,537,008
CSX Corp.
    3.400%, 08/01/24.............................  3,000  3,172,968
CVS Health Corp.
    3.375%, 08/12/24.............................  5,243  5,456,547
    3.875%, 07/20/25.............................  1,660  1,768,630
Cytec Industries, Inc.
    3.500%, 04/01/23.............................  2,115  2,086,365
Daimler Finance North America LLC
##  3.250%, 08/01/24.............................  1,128  1,174,565
    8.500%, 01/18/31.............................  5,588  8,944,477
Deutsche Bank AG
    3.700%, 05/30/24.............................  5,781  5,538,181
Discovery Communications LLC
    3.250%, 04/01/23.............................    353    354,131
    3.450%, 03/15/25.............................  1,763  1,759,640
#   4.900%, 03/11/26.............................  4,000  4,349,832
Dollar General Corp.
    3.250%, 04/15/23.............................  3,710  3,794,514
Dominion Gas Holdings LLC
    3.600%, 12/15/24.............................  1,763  1,855,439
Dominion Resources, Inc.
    3.625%, 12/01/24.............................    705    735,847
    3.900%, 10/01/25.............................  4,000  4,266,180
Dover Corp.
    3.150%, 11/15/25.............................  2,100  2,190,506
Dow Chemical Co. (The)
    3.500%, 10/01/24.............................  4,106  4,297,988
DTE Energy Co.
    3.850%, 12/01/23.............................    529    569,896
Duke Energy Corp.
    3.750%, 04/15/24.............................  2,468  2,623,405
Eastman Chemical Co.
    3.800%, 03/15/25.............................  4,000  4,162,204
EI du Pont de Nemours & Co.
    2.800%, 02/15/23.............................    914    926,156
Electricite de France SA
    3.625%, 10/13/25.............................  2,000  2,068,500
##  3.625%, 10/13/25.............................  5,797  5,995,547
Electronic Arts, Inc.
    4.800%, 03/01/26.............................  2,200  2,406,833
Emerson Electric Co.
    3.150%, 06/01/25.............................  2,926  3,045,542
Enbridge, Inc.
    4.000%, 10/01/23.............................  2,068  2,119,208
    3.500%, 06/10/24.............................    705    702,289

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
Enterprise Products Operating LLC
    3.900%, 02/15/24............................. $ 1,146 $ 1,199,225
    3.750%, 02/15/25.............................   2,000   2,068,728
    3.700%, 02/15/26.............................   6,000   6,121,836
EOG Resources, Inc.
    3.150%, 04/01/25.............................   6,478   6,587,459
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................   1,058   1,123,831
Eversource Energy
    2.800%, 05/01/23.............................   3,454   3,493,832
Exelon Corp.
    3.950%, 06/15/25.............................     795     848,780
#   3.400%, 04/15/26.............................   5,400   5,578,319
Exelon Generation Co. LLC
    4.250%, 06/15/22.............................   1,763   1,876,980
Express Scripts Holding Co.
    3.500%, 06/15/24.............................   4,596   4,746,262
    3.400%, 03/01/27.............................   3,500   3,437,711
Exxon Mobil Corp.
    3.176%, 03/15/24.............................  12,692  13,376,860
FedEx Corp.
    4.000%, 01/15/24.............................   1,410   1,540,635
    3.200%, 02/01/25.............................   2,062   2,142,371
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................   1,000   1,125,865
FMC Technologies, Inc.
    3.450%, 10/01/22.............................   1,741   1,758,998
Ford Motor Credit Co. LLC
    4.375%, 08/06/23.............................   4,583   4,869,855
    3.664%, 09/08/24.............................   3,950   3,997,033
GATX Corp.
    3.250%, 03/30/25.............................   2,820   2,798,565
    3.250%, 09/15/26.............................   2,200   2,156,462
General Dynamics Corp.
    2.125%, 08/15/26.............................   6,500   6,260,280
General Electric Co.
    3.375%, 03/11/24.............................   1,763   1,883,145
Georgia Power Co.
    3.250%, 04/01/26.............................   3,000   3,155,121
Georgia-Pacific LLC
    7.750%, 11/15/29.............................   4,960   6,997,508
Gilead Sciences, Inc.
    3.700%, 04/01/24.............................   6,998   7,403,702
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................   3,684   3,802,076
Goldcorp, Inc.
    3.625%, 06/09/21.............................   1,939   2,023,944
Goldman Sachs Group, Inc. (The)
    4.000%, 03/03/24.............................   6,346   6,767,330
    3.750%, 05/22/25.............................   2,000   2,081,352
Halliburton Co.
    3.500%, 08/01/23.............................   3,526   3,604,168
    3.800%, 11/15/25.............................   4,124   4,291,822

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Harley-Davidson, Inc.
    3.500%, 07/28/25............................. $5,980 $6,251,755
Harman International Industries, Inc.
    4.150%, 05/15/25.............................  1,297  1,333,380
Hershey Co. (The)
    2.625%, 05/01/23.............................  1,067  1,086,928
Historic TW, Inc.
    6.625%, 05/15/29.............................  3,800  4,864,999
Home Depot, Inc. (The)
    3.350%, 09/15/25.............................  1,403  1,494,415
HSBC Holdings P.L.C.
    4.300%, 03/08/26.............................  4,000  4,261,272
HSBC USA, Inc.
    3.500%, 06/23/24.............................  5,760  5,923,774
Humana, Inc.
    3.850%, 10/01/24.............................  4,074  4,309,298
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................  1,066  1,082,311
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................  3,526  3,802,393
Ingersoll-Rand Luxembourg Finance SA
    3.550%, 11/01/24.............................  4,280  4,486,882
Inter-American Development Bank
    7.000%, 06/15/25.............................  2,115  2,818,599
    6.750%, 07/15/27.............................  1,058  1,460,814
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.............................    556    602,810
    3.750%, 12/01/25.............................  4,500  4,801,005
International Business Machines Corp.
    3.375%, 08/01/23.............................  2,401  2,561,519
#   3.625%, 02/12/24.............................  5,288  5,689,127
International Paper Co.
    3.650%, 06/15/24.............................  1,058  1,100,407
    3.800%, 01/15/26.............................    578    609,337
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................  2,151  2,295,123
Intesa Sanpaolo SpA
    5.250%, 01/12/24.............................  3,526  3,803,313
ITC Holdings Corp.
    3.650%, 06/15/24.............................  4,288  4,468,400
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................  2,000  2,139,704
JM Smucker Co. (The)
    3.500%, 03/15/25.............................  5,000  5,261,125
John Deere Capital Corp.
    3.350%, 06/12/24.............................    846    899,180
Johnson & Johnson
    3.375%, 12/05/23.............................  3,526  3,835,206
    2.450%, 03/01/26.............................  4,000  4,037,548
Johnson Controls, Inc.
    3.625%, 07/02/24.............................    541    571,821

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
JPMorgan Chase & Co.
    3.625%, 05/13/24............................. $4,287 $4,508,299
    3.900%, 07/15/25.............................  4,820  5,124,918
Juniper Networks, Inc.
    4.500%, 03/15/24.............................  2,327  2,477,785
Kellogg Co.
    3.250%, 04/01/26.............................  6,741  6,887,084
    7.450%, 04/01/31.............................    300    409,758
KeyBank NA
    3.300%, 06/01/25.............................  2,000  2,080,554
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................  1,058  1,076,336
KLA-Tencor Corp.
    4.650%, 11/01/24.............................  1,545  1,686,191
Kohl's Corp.
#   3.250%, 02/01/23.............................    705    698,716
    4.750%, 12/15/23.............................  3,526  3,799,639
    4.250%, 07/17/25.............................  3,964  4,084,248
Kraft Heinz Foods Co.
    3.950%, 07/15/25.............................  8,000  8,556,216
Kroger Co. (The)
    3.850%, 08/01/23.............................  3,219  3,451,196
L-3 Communications Corp.
    3.950%, 05/28/24.............................  1,361  1,426,186
Laboratory Corp. of America Holdings
    4.000%, 11/01/23.............................  2,115  2,256,938
Legg Mason, Inc.
    3.950%, 07/15/24.............................  2,609  2,673,523
    4.750%, 03/15/26.............................  3,205  3,449,663
Lincoln National Corp.
    3.350%, 03/09/25.............................  8,425  8,649,973
Lloyds Bank P.L.C.
    3.500%, 05/14/25.............................  3,263  3,466,050
Lockheed Martin Corp.
    2.900%, 03/01/25.............................  2,468  2,505,553
Loews Corp.
    2.625%, 05/15/23.............................  1,010  1,010,998
    3.750%, 04/01/26.............................  4,500  4,729,280
Lowe's Cos., Inc.
    3.875%, 09/15/23.............................    287    316,134
    3.375%, 09/15/25.............................  3,551  3,785,828
LyondellBasell Industries NV
    5.750%, 04/15/24.............................  3,173  3,711,547
Macquarie Bank, Ltd.
##  3.900%, 01/15/26.............................  5,000  5,256,855
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22.............................  4,567  4,768,537
    2.875%, 02/15/23.............................  2,292  2,205,576
#   3.625%, 06/01/24.............................  1,763  1,745,576
Manufacturers & Traders Trust Co.
    2.900%, 02/06/25.............................  6,527  6,569,902
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................  4,513  4,513,505
Markel Corp.
    3.625%, 03/30/23.............................    705    721,996

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Marsh & McLennan Cos., Inc.
    3.500%, 06/03/24............................. $4,583 $4,801,467
    3.500%, 03/10/25.............................  1,500  1,569,171
MasterCard, Inc.
    3.375%, 04/01/24.............................    984  1,046,390
McDonald's Corp.
    3.700%, 01/30/26.............................  9,000  9,529,164
McKesson Corp.
    3.796%, 03/15/24.............................  1,851  1,973,246
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................  4,200  4,483,105
Medtronic, Inc.
    3.625%, 03/15/24.............................    212    226,410
    3.500%, 03/15/25.............................  1,000  1,061,489
Merck & Co., Inc.
    2.800%, 05/18/23.............................  2,820  2,912,476
    2.750%, 02/10/25.............................  2,000  2,039,560
MetLife, Inc.
    3.600%, 04/10/24.............................  7,166  7,593,703
Microsoft Corp.
    3.625%, 12/15/23.............................  5,118  5,547,989
    2.700%, 02/12/25.............................  1,058  1,075,990
Mitsubishi UFJ Financial Group, Inc.
    3.850%, 03/01/26.............................  4,000  4,298,640
Mondelez International, Inc.
    4.000%, 02/01/24.............................  5,593  6,205,859
Monsanto Co.
    3.375%, 07/15/24.............................    897    921,919
    5.500%, 08/15/25.............................  3,984  4,638,292
Morgan Stanley
    3.875%, 04/29/24.............................  5,878  6,228,546
    3.875%, 01/27/26.............................  3,000  3,162,357
Mosaic Co. (The)
    4.250%, 11/15/23.............................  1,939  1,989,914
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................  1,763  1,812,831
    3.500%, 03/01/23.............................  1,763  1,766,865
Mylan, Inc.
    4.200%, 11/29/23.............................  2,468  2,570,254
Nasdaq, Inc.
    4.250%, 06/01/24.............................  1,551  1,646,512
National Australia Bank, Ltd.
    3.000%, 01/20/23.............................  3,526  3,621,322
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................  5,354  5,049,341
Nationwide Building Society
##  3.900%, 07/21/25.............................  7,000  7,483,637
NetApp, Inc.
    3.250%, 12/15/22.............................    599    610,394
NIKE, Inc.
    2.375%, 11/01/26.............................    600    592,942
Noble Energy, Inc.
    3.900%, 11/15/24.............................  1,426  1,466,654
Nordstrom, Inc.
    6.950%, 03/15/28.............................    282    352,126

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Norfolk Southern Corp.
    5.640%, 05/17/29............................. $2,048 $2,466,789
Novartis Capital Corp.
    3.400%, 05/06/24.............................  3,349  3,611,528
Nucor Corp.
    4.000%, 08/01/23.............................  1,234  1,326,634
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................  3,050  3,099,800
    3.400%, 04/15/26.............................  4,000  4,167,116
Omnicom Group, Inc.
    3.650%, 11/01/24.............................    705    739,171
Oracle Corp.
    2.950%, 05/15/25.............................  8,617  8,803,946
    3.250%, 05/15/30.............................  7,966  8,150,724
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................  1,763  1,920,686
    3.750%, 02/15/24.............................  3,582  3,877,361
    3.500%, 06/15/25.............................  2,362  2,522,137
Packaging Corp. of America
    4.500%, 11/01/23.............................  2,142  2,342,508
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................  3,356  3,540,593
PepsiCo, Inc.
    3.500%, 07/17/25.............................  4,721  5,069,825
Pernod Ricard SA
##  3.250%, 06/08/26.............................  3,000  3,014,691
Perrigo Finance Unlimited Co.
    3.500%, 12/15/21.............................  2,391  2,468,994
Perrigo Finance unlimited Co.
    3.900%, 12/15/24.............................  6,115  6,187,114
Pfizer, Inc.
    3.000%, 06/15/23.............................  1,058  1,110,011
#   3.400%, 05/15/24.............................  3,526  3,815,901
Philip Morris International, Inc.
    3.250%, 11/10/24.............................  2,179  2,295,803
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................  1,550  1,544,983
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................  3,330  3,426,963
PNC Bank NA
    3.300%, 10/30/24.............................  1,763  1,848,486
    2.950%, 02/23/25.............................  4,407  4,498,648
Potash Corp. of Saskatchewan, Inc.
    3.000%, 04/01/25.............................  1,500  1,477,868
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................  2,676  2,788,242
Precision Castparts Corp.
    2.500%, 01/15/23.............................  2,820  2,861,028
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................  4,018  4,059,876
    3.400%, 05/15/25.............................  1,177  1,206,937
Province of Quebec Canada
    7.500%, 09/15/29.............................  2,000  2,958,184
Prudential Financial, Inc.
    3.500%, 05/15/24.............................  6,738  7,065,170

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
PSEG Power LLC
#   4.300%, 11/15/23............................. $2,122 $2,275,667
QUALCOMM, Inc.
    3.450%, 05/20/25.............................  5,026  5,270,113
Quest Diagnostics, Inc.
    3.500%, 03/30/25.............................    212    218,899
Reinsurance Group of America, Inc.
    4.700%, 09/15/23.............................  2,115  2,307,116
    3.950%, 09/15/26.............................  4,358  4,501,757
Roche Holdings, Inc.
##  3.000%, 11/10/25.............................  4,000  4,142,064
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................    705    718,102
Rogers Communications, Inc.
    4.100%, 10/01/23.............................    687    751,858
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................  4,000  4,181,856
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................  6,000  6,135,708
Santander UK P.L.C.
    4.000%, 03/13/24.............................  3,779  4,074,718
SCANA Corp.
    4.125%, 02/01/22.............................  1,070  1,111,568
Scripps Networks Interactive, Inc.
    3.900%, 11/15/24.............................  5,961  6,180,377
Sempra Energy
    4.050%, 12/01/23.............................  2,316  2,497,435
    3.550%, 06/15/24.............................  3,596  3,781,176
    3.750%, 11/15/25.............................  1,000  1,058,690
Shell International Finance BV
    2.500%, 09/12/26.............................  3,700  3,594,639
Shell International Finance BV
    3.400%, 08/12/23.............................  5,288  5,566,228
    2.875%, 05/10/26.............................  7,000  7,016,100
Sherwin-Williams Co. (The)
    3.450%, 08/01/25.............................  5,503  5,686,586
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26.............................  2,080  2,661,551
Solvay Finance America LLC
##  4.450%, 12/03/25.............................  3,000  3,219,918
Southern California Edison Co.
    6.650%, 04/01/29.............................    525    681,965
Southern Power Co.
    4.150%, 12/01/25.............................  2,000  2,140,520
Spectra Energy Capital LLC
    3.300%, 03/15/23.............................  3,623  3,554,946
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................  1,063  1,162,011
St Jude Medical, Inc.
    3.250%, 04/15/23.............................  1,763  1,809,489
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................  1,763  1,870,709
Staples, Inc.
#   4.375%, 01/12/23.............................    588    601,681

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
State Street Corp.
    3.300%, 12/16/24............................. $8,276 $8,733,712
Statoil ASA
    2.450%, 01/17/23.............................  3,526  3,546,028
    2.650%, 01/15/24.............................  3,829  3,868,186
Stryker Corp.
    3.375%, 05/15/24.............................    282    293,517
    3.375%, 11/01/25.............................  6,000  6,230,064
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.............................  3,229  3,481,505
Sumitomo Mitsui Financial Group, Inc.
    3.784%, 03/09/26.............................  4,000  4,263,148
Suncor Energy, Inc.
    3.600%, 12/01/24.............................  4,007  4,163,533
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.............................  1,021  1,105,496
SunTrust Bank
    2.750%, 05/01/23.............................  1,728  1,735,195
Sysco Corp.
    3.750%, 10/01/25.............................    700    738,032
    3.300%, 07/15/26.............................  2,000  2,039,984
Target Corp.
    2.500%, 04/15/26.............................  5,730  5,703,080
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.............................  3,526  3,705,625
Telefonica Europe BV
    8.250%, 09/15/30.............................  5,475  7,781,147
Thomson Reuters Corp.
    4.300%, 11/23/23.............................  2,820  3,051,827
    3.850%, 09/29/24.............................    365    385,508
TIAA Asset Management Finance Co. LLC
##  4.125%, 11/01/24.............................  5,360  5,561,879
Time Warner, Inc.
    3.550%, 06/01/24.............................  2,468  2,557,433
    7.625%, 04/15/31.............................  2,000  2,796,244
TJX Cos., Inc. (The)
    2.500%, 05/15/23.............................  2,270  2,299,385
Total Capital International SA
    3.750%, 04/10/24.............................  5,288  5,751,165
Total System Services, Inc.
    4.800%, 04/01/26.............................  5,970  6,632,766
Toyota Motor Credit Corp.
    2.625%, 01/10/23.............................  3,526  3,606,241
U.S. Bank NA
    2.800%, 01/27/25.............................  7,000  7,141,715
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25.............................  9,500  9,901,964
Union Pacific Corp.
    3.250%, 01/15/25.............................  8,761  9,245,623
United Technologies Corp.
    7.500%, 09/15/29.............................  5,114  7,517,186
UnitedHealth Group, Inc.
    3.750%, 07/15/25.............................  5,333  5,759,272

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
Unum Group
    4.000%, 03/15/24............................. $  705 $  717,180
    3.875%, 11/05/25.............................  9,000  9,065,385
US Bancorp
    3.700%, 01/30/24.............................  2,000  2,158,702
Verizon Communications, Inc.
    5.150%, 09/15/23.............................  4,936  5,637,346
Viacom, Inc.
    4.250%, 09/01/23.............................    353    375,076
#   3.875%, 04/01/24.............................  1,987  2,050,177
Visa, Inc.
    3.150%, 12/14/25.............................  2,250  2,348,084
Wal-Mart Stores, Inc.
    3.300%, 04/22/24.............................  2,468  2,643,421
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.............................  9,000  9,177,696
Walt Disney Co. (The)
    3.150%, 09/17/25.............................  3,526  3,706,937
WEC Energy Group, Inc.
    3.550%, 06/15/25.............................  6,200  6,559,116
Wells Fargo & Co.
    3.000%, 02/19/25.............................  3,526  3,532,379
    3.000%, 04/22/26.............................  5,000  4,974,980
Westpac Banking Corp.
    2.850%, 05/13/26.............................  1,500  1,499,367
    2.700%, 08/19/26.............................  5,755  5,662,983
WestRock MWV LLC
    8.200%, 01/15/30.............................  1,885  2,545,118

                                                       FACE
                                                      AMOUNT       VALUE+
                                                      ------       ------
                                                      (000)
Whirlpool Corp.
      3.700%, 05/01/25............................. $    2,468 $    2,563,050
Wisconsin Electric Power Co.
      3.100%, 06/01/25.............................      1,763      1,838,102
Wyndham Worldwide Corp.
      3.900%, 03/01/23.............................      3,904      4,006,624
Xerox Corp.
      4.500%, 05/15/21.............................        840        897,605
#     3.800%, 05/15/24.............................      2,276      2,246,858
Zimmer Biomet Holdings, Inc.
      3.550%, 04/01/25.............................      3,000      3,053,382
Zoetis, Inc.
      3.250%, 02/01/23.............................      2,468      2,523,044
                                                               --------------
TOTAL BONDS........................................             1,304,192,084
                                                               --------------

U.S. TREASURY OBLIGATIONS -- (2.1%)
U.S. Treasury Bonds
      6.250%, 05/15/30.............................     20,000     30,115,620
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             1,395,050,714
                                                               --------------

                                                      SHARES
                                                      ------         -
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@  DFA Short Term Investment Fund...............  3,010,217     34,834,226
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,400,183,134)............................             $1,429,884,940
                                                               ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Agency Obligations............   --    $   60,743,010   --    $   60,743,010
  Bonds.........................   --     1,304,192,084   --     1,304,192,084
  U.S. Treasury Obligations.....   --        30,115,620   --        30,115,620
  Securities Lending Collateral.   --        34,834,226   --        34,834,226
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,429,884,940   --    $1,429,884,940
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         DFA TARGETED CREDIT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
BONDS -- (98.8%)
AUSTRALIA -- (1.7%)
Commonwealth Bank of Australia
    2.300%, 03/12/20.............................       500   $     506,182
    5.000%, 03/19/20.............................     1,000       1,098,417
Macquarie Group, Ltd.
##  6.000%, 01/14/20.............................     1,150       1,270,289
National Australia Bank, Ltd.
    2.625%, 07/23/20.............................       500         512,319
Origin Energy Finance, Ltd.
##  3.500%, 10/09/18.............................       835         848,782
Westpac Banking Corp.
    2.300%, 05/26/20.............................       750         760,078
    2.600%, 11/23/20.............................     1,000       1,022,626
                                                              -------------
TOTAL AUSTRALIA..................................                 6,018,693
                                                              -------------

BELGIUM -- (0.8%)
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.............................     1,700       1,742,852
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................       500         555,507
Dexia Credit Local SA
    1.875%, 01/29/20.............................       500         500,099
                                                              -------------
TOTAL BELGIUM....................................                 2,798,458
                                                              -------------

CANADA -- (2.5%)
Bank of Nova Scotia (The)
    4.375%, 01/13/21.............................     1,300       1,422,310
Cenovus Energy, Inc.
    5.700%, 10/15/19.............................       800         864,474
Goldcorp, Inc.
    2.125%, 03/15/18.............................       800         802,958
    3.625%, 06/09/21.............................     1,500       1,565,712
Husky Energy, Inc.
    7.250%, 12/15/19.............................       925       1,070,546
Petro-Canada
    6.050%, 05/15/18.............................     1,250       1,332,195
Royal Bank of Canada
    2.150%, 03/06/20.............................     1,000       1,011,163
Thomson Reuters Corp.
    6.500%, 07/15/18.............................       500         540,435
TransCanada PipeLines, Ltd.
    7.125%, 01/15/19.............................       200         221,897
                                                              -------------
TOTAL CANADA.....................................                 8,831,690
                                                              -------------

DENMARK -- (1.4%)
AP Moeller - Maersk A.S.
##  2.875%, 09/28/20.............................     1,000       1,014,805
Danske Bank A.S.
##  2.800%, 03/10/21.............................       700         720,794

                                                        FACE
                                                       AMOUNT^      VALUE+
                                                       -------      ------
                                                        (000)
DENMARK -- (Continued)
Danske Bank A/S
##   2.750%, 09/17/20.............................       1,500   $   1,543,884
Nordea Bank AB
     4.875%, 01/27/20.............................       1,000       1,091,824
##   2.500%, 09/17/20.............................         500         509,606
                                                                 -------------
TOTAL DENMARK.....................................                   4,880,913
                                                                 -------------

FRANCE -- (3.1%)
Airgas, Inc.
     3.050%, 08/01/20.............................         700         729,622
BNP Paribas SA
     2.450%, 03/17/19.............................       1,000       1,015,053
     5.000%, 01/15/21.............................       1,031       1,145,955
BPCE SA
     2.250%, 01/27/20.............................       1,000       1,010,597
     2.650%, 02/03/21.............................         700         717,402
Electricite de France SA
##   2.350%, 10/13/20.............................       1,470       1,493,857
Orange SA
     5.375%, 07/08/19.............................         500         548,756
Pernod Ricard SA
##   5.750%, 04/07/21.............................       2,000       2,285,066
Societe Generale SA
##   2.625%, 09/16/20.............................       1,000       1,021,095
###  2.500%, 04/08/21.............................       1,000       1,018,034
                                                                 -------------
TOTAL FRANCE......................................                  10,985,437
                                                                 -------------

GERMANY -- (3.0%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................       1,000       1,014,023
BMW US Capital LLC
##   2.000%, 04/11/21.............................       2,000       2,002,096
Daimler AG
     2.750%, 12/04/20............................. GBP   1,500       1,946,201
Deutsche Bank AG
     6.000%, 09/01/17.............................         280         287,128
     2.950%, 08/20/20.............................       1,000         977,766
     3.125%, 01/13/21.............................         500         487,785
Deutsche Telekom International Finance BV
     2.250%, 03/06/17.............................         800         802,848
##   1.950%, 09/19/21.............................       1,500       1,484,483
E.ON International Finance BV
##   5.800%, 04/30/18.............................         800         845,694
Volkswagen Group of America Finance LLC
##   2.125%, 05/23/19.............................       1,000       1,004,487
                                                                 -------------
TOTAL GERMANY.....................................                  10,852,511
                                                                 -------------

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
IRELAND -- (0.7%)
Actavis Funding SCS
    3.000%, 03/12/20.............................       500   $     515,746
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.............................     1,800       1,860,192
                                                              -------------
TOTAL IRELAND....................................                 2,375,938
                                                              -------------

ITALY -- (0.7%)
Enel Finance International NV
##  6.250%, 09/15/17.............................     1,200       1,248,552
Intesa Sanpaolo SpA
    3.875%, 01/15/19.............................     1,075       1,106,013
                                                              -------------
TOTAL ITALY......................................                 2,354,565
                                                              -------------

JAPAN -- (3.3%)
American Honda Finance Corp.
    2.450%, 09/24/20.............................     1,500       1,536,618
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20.............................     1,071       1,079,176
Beam Suntory, Inc.
    1.750%, 06/15/18.............................       800         800,905
Mizuho Bank, Ltd.
##  2.450%, 04/16/19.............................     1,000       1,012,521
##  2.700%, 10/20/20.............................       500         508,425
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................       800         807,924
MUFG Union Bank NA
    2.625%, 09/26/18.............................     1,000       1,015,756
Nissan Motor Acceptance Corp.
##  2.550%, 03/08/21.............................     1,500       1,526,733
Nomura Holdings, Inc.
    6.700%, 03/04/20.............................       800         914,478
Sumitomo Mitsui Banking Corp.
    2.450%, 01/16/20.............................     1,500       1,517,145
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................     1,000         985,760
                                                              -------------
TOTAL JAPAN......................................                11,705,441
                                                              -------------

NETHERLANDS -- (2.2%)
ABN AMRO Bank NV
##  2.450%, 06/04/20.............................     1,375       1,394,583
Cooperatieve Rabobank UA
    2.250%, 01/14/20.............................     1,000       1,012,757
    2.500%, 01/19/21.............................       800         816,746
ING Bank NV
##  2.500%, 10/01/19.............................       250         254,359
##  2.750%, 03/22/21.............................     1,500       1,539,460
LyondellBasell Industries NV
    5.000%, 04/15/19.............................       750         801,563
Mylan, Inc.
    2.550%, 03/28/19.............................       860         871,116
Shell International Finance BV
    2.125%, 05/11/20.............................     1,000       1,008,684
                                                              -------------
TOTAL NETHERLANDS................................                 7,699,268
                                                              -------------

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
NORWAY -- (0.3%)
Statoil ASA
    2.900%, 11/08/20.............................     1,000   $   1,041,196
                                                              -------------

SPAIN -- (1.5%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................       974       1,057,202
Santander Bank NA
    2.000%, 01/12/18.............................       500         499,824
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................       800         799,487
Santander UK P.L.C.
    2.375%, 03/16/20.............................     1,000       1,006,934
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................     1,000       1,096,511
    5.462%, 02/16/21.............................       884         995,763
                                                              -------------
TOTAL SPAIN......................................                 5,455,721
                                                              -------------

SWEDEN -- (0.6%)
Svenska Handelsbanken AB
##  5.125%, 03/30/20.............................       500         552,056
    2.400%, 10/01/20.............................     1,500       1,525,294
                                                              -------------
TOTAL SWEDEN.....................................                 2,077,350
                                                              -------------

SWITZERLAND -- (1.1%)
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................     1,800       1,836,911
Credit Suisse AG
    2.300%, 05/28/19.............................     1,000       1,010,264
UBS AG
    2.375%, 08/14/19.............................     1,000       1,016,973
                                                              -------------
TOTAL SWITZERLAND................................                 3,864,148
                                                              -------------

UNITED KINGDOM -- (6.1%)
Aon P.L.C.
    2.800%, 03/15/21.............................     1,500       1,532,055
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................     2,000       2,036,174
BAE Systems Holdings, Inc.
##  2.850%, 12/15/20.............................     1,650       1,676,879
Barclays P.L.C.
    2.750%, 11/08/19.............................     1,000       1,008,018
    2.875%, 06/08/20.............................     1,000       1,004,468
Baxalta, Inc.
    2.875%, 06/23/20.............................     1,000       1,020,643
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................     1,000       1,015,743
Coca-Cola European Partners US LLC
    3.500%, 09/15/20.............................     1,665       1,753,308
    4.500%, 09/01/21.............................       270         298,646
HSBC Holdings P.L.C.
    3.400%, 03/08/21.............................     1,500       1,546,572
HSBC USA, Inc.
    2.350%, 03/05/20.............................       500         501,560
    2.750%, 08/07/20.............................       185         187,948

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT^      VALUE+
                                                      -------      ------
                                                       (000)
UNITED KINGDOM -- (Continued)
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.............................       1,000   $   1,026,939
Lloyds Bank P.L.C.
    2.700%, 08/17/20.............................       1,300       1,329,686
Nationwide Building Society
##  2.350%, 01/21/20.............................       1,000       1,008,548
Sky P.L.C.
##  2.625%, 09/16/19.............................         750         760,234
    2.875%, 11/24/20............................. GBP     900       1,168,192
Unilever Capital Corp.
    4.250%, 02/10/21.............................       2,263       2,496,856
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................         400         437,307
                                                                -------------
TOTAL UNITED KINGDOM.............................                  21,809,776
                                                                -------------

UNITED STATES -- (69.8%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.............................       1,000       1,102,361
Abbott Laboratories
    4.125%, 05/27/20.............................       1,000       1,074,598
AbbVie, Inc.
    2.500%, 05/14/20.............................       1,400       1,417,756
Advance Auto Parts, Inc.
    5.750%, 05/01/20.............................         985       1,080,076
Agilent Technologies, Inc.
    5.000%, 07/15/20.............................       1,000       1,105,464
Amazon.com, Inc.
    2.600%, 12/05/19.............................       1,007       1,040,656
Ameren Corp.
    2.700%, 11/15/20.............................       1,525       1,569,779
American Express Credit Corp.
    2.250%, 08/15/19.............................       1,000       1,016,438
    2.600%, 09/14/20.............................       1,000       1,023,126
American International Group, Inc.
    2.300%, 07/16/19.............................         500         507,341
    3.375%, 08/15/20.............................       1,000       1,050,856
    3.300%, 03/01/21.............................         500         523,024
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................       1,017       1,125,392
Amgen, Inc.
    4.100%, 06/15/21.............................       2,000       2,158,924
Anthem, Inc.
    2.250%, 08/15/19.............................         500         504,642
    4.350%, 08/15/20.............................       1,000       1,077,822
Apple, Inc.
    2.850%, 05/06/21.............................       1,000       1,044,210
Associated Banc-Corp
    2.750%, 11/15/19.............................       1,294       1,314,650
Assurant, Inc.
    2.500%, 03/15/18.............................         800         807,880

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
AT&T, Inc.
    2.800%, 02/17/21.............................       500   $     506,911
    5.000%, 03/01/21.............................     1,200       1,319,280
    3.875%, 08/15/21.............................       300         318,090
Autodesk, Inc.
    1.950%, 12/15/17.............................       500         501,916
    3.125%, 06/15/20.............................       750         763,786
AutoZone, Inc.
    2.500%, 04/15/21.............................     1,295       1,311,211
Baker Hughes, Inc.
    3.200%, 08/15/21.............................       309         323,759
Bank of America Corp.
    2.650%, 04/01/19.............................       750         763,944
    2.625%, 10/19/20.............................       900         915,171
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................     1,000       1,009,907
    2.450%, 11/27/20.............................       301         306,361
Baxter International, Inc.
    1.700%, 08/15/21.............................     1,500       1,491,579
BB&T Corp.
    2.450%, 01/15/20.............................     1,000       1,020,224
Becton Dickinson and Co.
    6.375%, 08/01/19.............................     1,000       1,121,267
Biogen, Inc.
    2.900%, 09/15/20.............................     1,300       1,340,824
Boston Scientific Corp.
    6.000%, 01/15/20.............................       500         559,656
    2.850%, 05/15/20.............................       700         718,994
Buckeye Partners L.P.
    6.050%, 01/15/18.............................       300         314,581
    2.650%, 11/15/18.............................       500         505,542
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................       500         546,851
    3.450%, 09/15/21.............................     1,000       1,069,647
CA, Inc.
    5.375%, 12/01/19.............................       700         769,813
Capital One Financial Corp.
    2.450%, 04/24/19.............................       300         305,075
    4.750%, 07/15/21.............................     1,500       1,654,806
Caterpillar, Inc.
    3.900%, 05/27/21.............................     1,000       1,085,093
CBS Corp.
    5.750%, 04/15/20.............................     1,125       1,260,866
Celgene Corp.
    2.250%, 05/15/19.............................       800         809,020
CF Industries, Inc.
    6.875%, 05/01/18.............................       750         791,437
Charles Schwab Corp. (The)
    4.450%, 07/22/20.............................     1,000       1,094,071
Chevron Corp.
    1.961%, 03/03/20.............................       500         505,536
    2.419%, 11/17/20.............................     1,000       1,021,975
    2.100%, 05/16/21.............................       657         661,755
Cisco Systems, Inc.
    2.450%, 06/15/20.............................       465         477,280

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                                 FACE
                                                                AMOUNT^      VALUE+
                                                                -------      ------
                                                                 (000)
UNITED STATES -- (Continued)
Citigroup, Inc.
                2.400%, 02/18/20.............................     1,500   $   1,515,084
                2.700%, 03/30/21.............................       600         610,079
Citizens Bank NA
                2.450%, 12/04/19.............................       994       1,007,973
Citizens Bank NA/Providence
                2.550%, 05/13/21.............................     1,600       1,620,483
CMS Energy Corp.
                8.750%, 06/15/19.............................       886       1,041,621
CNA Financial Corp.
                5.875%, 08/15/20.............................     1,595       1,796,827
Comerica Bank
                2.500%, 06/02/20.............................     1,000       1,015,984
ConocoPhillips
                6.000%, 01/15/20.............................       260         291,891
ConocoPhillips Co.
#               4.200%, 03/15/21.............................     1,800       1,950,332
Consolidated Edison, Inc.
                2.000%, 05/15/21.............................     1,860       1,863,618
Constellation Energy Group, Inc.
                5.150%, 12/01/20.............................       600         663,695
Corning, Inc.
                4.250%, 08/15/20.............................     1,000       1,073,322
Crane Co.
                2.750%, 12/15/18.............................       433         441,573
CSX Corp.
                3.700%, 10/30/20.............................     1,330       1,417,600
CVS Health Corp.
                2.250%, 08/12/19.............................     1,250       1,271,354
                4.125%, 05/15/21.............................       800         864,738
Discovery Communications LLC
                5.625%, 08/15/19.............................       650         709,788
Dominion Gas Holdings LLC
                2.800%, 11/15/20.............................       250         257,546
Dominion Resources, Inc.
                2.500%, 12/01/19.............................     1,195       1,224,754
                4.450%, 03/15/21.............................       850         931,541
Dow Chemical Co. (The)
                4.250%, 11/15/20.............................     1,900       2,046,047
Dr. Pepper Snapple Group, Inc.
                2.600%, 01/15/19.............................       410         419,090
                2.000%, 01/15/20.............................     1,000       1,003,584
DTE Energy Co.
                2.400%, 12/01/19.............................       700         712,131
Duke Energy Corp.
                5.050%, 09/15/19.............................       750         819,950
Eastman Chemical Co.
                4.500%, 01/15/21.............................       500         541,228
eBay, Inc.
                2.200%, 08/01/19.............................     1,150       1,161,931
Edwards Lifesciences Corp.
                2.875%, 10/15/18.............................       500         511,231
Electronic Arts, Inc.
                3.700%, 03/01/21.............................     1,962       2,075,286
EMC Corp.
                2.650%, 06/01/20.............................     1,000         972,905

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.............................       295   $     296,428
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................       400         439,548
    2.850%, 04/15/21.............................     1,500       1,542,628
ERAC USA Finance LLC
##  2.350%, 10/15/19.............................       370         374,784
Eversource Energy
    4.500%, 11/15/19.............................       536         579,666
    2.500%, 03/15/21.............................       900         913,058
Exelon Generation Co. LLC
    5.200%, 10/01/19.............................       500         546,847
    2.950%, 01/15/20.............................       400         410,720
Express Scripts Holding Co.
    2.250%, 06/15/19.............................       500         506,030
    3.300%, 02/25/21.............................     1,500       1,570,609
FedEx Corp.
    2.300%, 02/01/20.............................       905         920,303
Fifth Third Bancorp
    2.300%, 03/01/19.............................     1,138       1,146,103
Fiserv, Inc.
    2.700%, 06/01/20.............................       800         818,830
FMC Technologies, Inc.
    2.000%, 10/01/17.............................       365         365,461
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................     1,000       1,046,791
    3.157%, 08/04/20.............................       375         384,944
    3.200%, 01/15/21.............................       800         817,420
Fortune Brands Home & Security, Inc.
    3.000%, 06/15/20.............................       500         514,318
GATX Corp.
    2.500%, 07/30/19.............................       500         506,648
Georgia Power Co.
    4.250%, 12/01/19.............................       700         758,036
Gilead Sciences, Inc.
    2.550%, 09/01/20.............................     1,000       1,026,569
Goldman Sachs Group, Inc. (The)
    5.375%, 03/15/20.............................       500         551,857
    6.000%, 06/15/20.............................       300         338,966
    2.625%, 04/25/21.............................     1,000       1,012,210
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................       915         998,670
Halliburton Co.
    6.150%, 09/15/19.............................       300         334,967
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................       755         759,088
Harris Corp.
    2.700%, 04/27/20.............................     1,570       1,590,520
Hartford Financial Services Group, Inc. (The)
    5.500%, 03/30/20.............................       750         833,518

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Hasbro, Inc.
    3.150%, 05/15/21.............................     1,384   $   1,433,239
Hewlett Packard Enterprise Co.
##  3.850%, 10/15/20.............................     1,600       1,695,349
Home Depot, Inc. (The)
    2.000%, 04/01/21.............................     1,444       1,461,319
HP, Inc.
    4.300%, 06/01/21.............................     1,370       1,473,072
    4.375%, 09/15/21.............................       800         861,270
Huntington National Bank (The)
    2.400%, 04/01/20.............................     1,000       1,010,858
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................     1,000       1,114,261
Integrys Holding, Inc.
    4.170%, 11/01/20.............................     1,180       1,265,034
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.............................     1,000       1,031,670
JB Hunt Transport Services, Inc.
    2.400%, 03/15/19.............................     1,025       1,034,003
Jefferies Group LLC
    5.125%, 04/13/18.............................       750         781,099
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................       607         674,799
JM Smucker Co. (The)
    2.500%, 03/15/20.............................     2,300       2,345,319
John Deere Capital Corp.
    2.550%, 01/08/21.............................     1,496       1,539,733
JPMorgan Chase & Co.
    2.250%, 01/23/20.............................       500         504,178
    2.550%, 10/29/20.............................     1,400       1,424,004
    4.625%, 05/10/21.............................       500         550,481
Kellogg Co.
    4.000%, 12/15/20.............................     1,300       1,406,686
KeyBank NA
    2.500%, 12/15/19.............................       700         715,595
KeyCorp
    2.900%, 09/15/20.............................       700         720,816
KLA-Tencor Corp.
    3.375%, 11/01/19.............................       190         196,000
Kraft Heinz Foods Co.
    5.375%, 02/10/20.............................       200         220,799
    2.800%, 07/02/20.............................     2,174       2,236,946
Kroger Co. (The)
    2.300%, 01/15/19.............................       500         507,947
    3.300%, 01/15/21.............................     1,167       1,223,693
L-3 Communications Corp.
    4.750%, 07/15/20.............................     1,000       1,085,699
    4.950%, 02/15/21.............................       164         179,533
Laboratory Corp. of America Holdings
    2.625%, 02/01/20.............................     2,007       2,040,256

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
Lam Research Corp.
    2.750%, 03/15/20.............................       750   $     761,646
Legg Mason, Inc.
    2.700%, 07/15/19.............................       823         838,780
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................     2,000       2,231,494
Lincoln National Corp.
    8.750%, 07/01/19.............................       700         816,088
    6.250%, 02/15/20.............................       300         337,336
    4.850%, 06/24/21.............................       880         965,110
Lockheed Martin Corp.
    2.500%, 11/23/20.............................       500         513,008
Lowe's Cos., Inc.
    3.750%, 04/15/21.............................     2,000       2,169,398
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.............................     1,500       1,552,717
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................     1,000       1,006,916
Marathon Petroleum Corp.
    3.400%, 12/15/20.............................     2,100       2,179,422
Marriott International, Inc.
    3.000%, 03/01/19.............................       750         769,623
    2.875%, 03/01/21.............................       800         823,259
Marsh & McLennan Cos., Inc.
    2.350%, 03/06/20.............................       500         505,835
Mattel, Inc.
    2.350%, 05/06/19.............................       800         809,786
    2.350%, 08/15/21.............................     1,000       1,000,242
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................       800         811,542
McDonald's Corp.
    2.750%, 12/09/20.............................     2,070       2,131,369
Mead Johnson Nutrition Co.
    3.000%, 11/15/20.............................     1,830       1,892,000
MetLife, Inc.
    4.750%, 02/08/21.............................     2,441       2,715,717
Mondelez International, Inc.
    5.375%, 02/10/20.............................     1,916       2,128,337
Monsanto Co.
    2.125%, 07/15/19.............................       800         807,506
Morgan Stanley
    7.300%, 05/13/19.............................       700         791,512
    2.375%, 07/23/19.............................       300         304,120
    2.500%, 04/21/21.............................     1,000       1,007,221
    5.500%, 07/28/21.............................       200         227,054
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20.............................     1,115       1,232,693
Newell Brands, Inc.
    2.875%, 12/01/19.............................       850         871,049
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................     1,400       1,425,889

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
NiSource Finance Corp.
    6.400%, 03/15/18.............................       750   $     797,358
    5.450%, 09/15/20.............................       995       1,110,227
Nordstrom, Inc.
    4.750%, 05/01/20.............................     1,000       1,086,539
Norfolk Southern Corp.
    5.900%, 06/15/19.............................       500         554,872
Occidental Petroleum Corp.
    4.100%, 02/01/21.............................       460         497,127
Omnicom Group, Inc.
    4.450%, 08/15/20.............................     1,000       1,087,299
ONEOK Partners L.P.
    2.000%, 10/01/17.............................       856         858,803
Pacific Gas & Electric Co.
    3.500%, 10/01/20.............................       500         529,701
    4.250%, 05/15/21.............................       797         871,284
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................     1,323       1,354,157
PepsiCo, Inc.
    2.150%, 10/14/20.............................     2,000       2,035,830
PG&E Corp.
    2.400%, 03/01/19.............................       500         508,117
Pioneer Natural Resources Co.
    6.875%, 05/01/18.............................       715         766,466
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    6.500%, 05/01/18.............................       800         852,816
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.............................     2,000       2,176,108
Principal Financial Group, Inc.
    8.875%, 05/15/19.............................       849         997,243
Progress Energy, Inc.
    4.400%, 01/15/21.............................     1,100       1,197,603
Prudential Financial, Inc.
    5.375%, 06/21/20.............................       400         445,515
    4.500%, 11/15/20.............................     2,000       2,187,190
PSEG Power LLC
    2.450%, 11/15/18.............................     1,163       1,179,654
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................       200         204,535
    4.750%, 01/30/20.............................     1,000       1,080,738
Regions Financial Corp.
    3.200%, 02/08/21.............................     1,700       1,762,711
Republic Services, Inc.
    5.500%, 09/15/19.............................       700         774,309
Reynolds American, Inc.
    6.875%, 05/01/20.............................       500         581,213
Roper Technologies, Inc.
    3.000%, 12/15/20.............................     1,200       1,242,676
Ryder System, Inc.
    2.500%, 05/11/20.............................     1,250       1,259,029
SCANA Corp.
    6.250%, 04/01/20.............................       550         607,037

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
UNITED STATES -- (Continued)
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................       975 $     997,118
    2.800%, 06/15/20.............................       550       561,104
Sempra Energy
    9.800%, 02/15/19.............................       700       824,712
Southern Co. (The)
    2.750%, 06/15/20.............................       750       770,277
Southern Power Co.
    2.375%, 06/01/20.............................       334       338,054
Southwest Airlines Co.
    2.750%, 11/06/19.............................     1,400     1,441,542
Spectra Energy Capital LLC
    6.200%, 04/15/18.............................       800       843,838
St Jude Medical, Inc.
    2.800%, 09/15/20.............................     1,000     1,022,275
Starbucks Corp.
    2.100%, 02/04/21.............................     1,449     1,469,790
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................       770       829,172
State Street Corp.
    2.550%, 08/18/20.............................     1,900     1,957,114
Stryker Corp.
    2.625%, 03/15/21.............................     2,086     2,125,630
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................     1,200     1,223,909
    2.900%, 03/03/21.............................       900       929,159
Symantec Corp.
    2.750%, 06/15/17.............................       800       805,905
    4.200%, 09/15/20.............................     1,000     1,045,772
Sysco Corp.
    2.600%, 10/01/20.............................     1,000     1,024,110
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................       286       317,679
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................       800       813,362
    4.500%, 03/01/21.............................     1,000     1,101,494
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................     1,050     1,079,951
Time Warner Cable, Inc.
    5.000%, 02/01/20.............................     1,100     1,186,798
Time Warner, Inc.
    2.100%, 06/01/19.............................       905       911,917
Total System Services, Inc.
    2.375%, 06/01/18.............................     1,100     1,107,160
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.............................     1,000     1,083,709
Tyson Foods, Inc.
    2.650%, 08/15/19.............................     1,050     1,073,377
U.S. Bancorp
    2.350%, 01/29/21.............................     1,500     1,532,707
Union Pacific Corp.
    1.800%, 02/01/20.............................       750       760,050

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT^      VALUE+
                                                    -------      ------
                                                     (000)
UNITED STATES -- (Continued)
United Technologies Corp.
    4.500%, 04/15/20.............................       800   $     876,096
UnitedHealth Group, Inc.
    2.300%, 12/15/19.............................     1,000       1,021,930
    2.125%, 03/15/21.............................     1,200       1,211,275
Unum Group
    3.000%, 05/15/21.............................     1,000       1,015,152
Valero Energy Corp.
    6.125%, 02/01/20.............................       500         564,715
Verizon Communications, Inc.
    3.450%, 03/15/21.............................     2,000       2,102,926
Viacom, Inc.
    2.750%, 12/15/19.............................     1,400       1,424,626
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................     1,000       1,026,071
    2.600%, 06/01/21.............................     1,000       1,012,409
Walt Disney Co. (The)
    2.150%, 09/17/20.............................     1,000       1,021,966
Waste Management, Inc.
    4.600%, 03/01/21.............................     1,288       1,419,437
Wells Fargo & Co.
    2.150%, 01/30/20.............................     1,000       1,007,924
    2.500%, 03/04/21.............................     1,000       1,012,730
Western Gas Partners L.P.
    2.600%, 08/15/18.............................       700         701,119
Western Union Co. (The)
    5.253%, 04/01/20.............................     1,000       1,095,448
Whirlpool Corp.
    4.850%, 06/15/21.............................       436         486,197

                                                       FACE
                                                      AMOUNT^       VALUE+
                                                      -------       ------
                                                       (000)
UNITED STATES -- (Continued)
Wm Wrigley Jr Co.
##    2.900%, 10/21/19.............................     1,000    $   1,029,671
Wyndham Worldwide Corp.
      2.500%, 03/01/18.............................       750          756,894
Xcel Energy, Inc.
      2.400%, 03/15/21.............................     1,000        1,018,704
Xerox Corp.
      2.950%, 03/15/17.............................       800          804,654
Xilinx, Inc.
      3.000%, 03/15/21.............................       989        1,020,419
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................     2,000        2,033,788
                                                                 -------------
TOTAL UNITED STATES................................                247,258,266
                                                                 -------------
TOTAL BONDS........................................                350,009,371
                                                                 -------------
TOTAL INVESTMENT SECURITIES........................                350,009,371
                                                                 -------------

                                                      SHARES
                                                      -------
SECURITIES LENDING COLLATERAL -- (1.2%)
(S)@  DFA Short Term Investment Fund...............   372,001        4,304,801
                                                                 -------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $351,799,401)                                             $ 354,314,172
                                                                 =============

DFA TARGETED CREDIT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    ------- ------------ ------- ------------
Bonds
 Australia.........................   --    $  6,018,693   --    $  6,018,693
 Belgium...........................   --       2,798,458   --       2,798,458
 Canada............................   --       8,831,690   --       8,831,690
 Denmark...........................   --       4,880,913   --       4,880,913
 France............................   --      10,985,437   --      10,985,437
 Germany...........................   --      10,852,511   --      10,852,511
 Ireland...........................   --       2,375,938   --       2,375,938
 Italy.............................   --       2,354,565   --       2,354,565
 Japan.............................   --      11,705,441   --      11,705,441
 Netherlands.......................   --       7,699,268   --       7,699,268
 Norway............................   --       1,041,196   --       1,041,196
 Spain.............................   --       5,455,721   --       5,455,721
 Sweden............................   --       2,077,350   --       2,077,350
 Switzerland.......................   --       3,864,148   --       3,864,148
 United Kingdom....................   --      21,809,776   --      21,809,776
 United States.....................   --     247,258,266   --     247,258,266
Securities Lending Collateral......   --       4,304,801   --       4,304,801
Forward Currency Contracts**.......   --          12,070   --          12,070
                                      --    ------------   --    ------------
TOTAL..............................   --    $354,326,242   --    $354,326,242
                                      ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
BONDS -- (57.4%)
AUSTRALIA -- (1.6%)
Australia & New Zealand Banking Group, Ltd.
     1.450%, 05/15/18.............................   1,020 $ 1,019,500
     2.250%, 06/13/19.............................   4,751   4,812,872
BHP Billiton Finance USA, Ltd.
     1.625%, 02/24/17.............................   1,132   1,133,528
     3.250%, 11/21/21.............................     971   1,025,783
Commonwealth Bank of Australia
     2.500%, 09/20/18.............................   1,257   1,279,739
     2.250%, 03/13/19.............................     529     536,047
     2.300%, 09/06/19.............................   4,558   4,626,484
     5.000%, 03/19/20.............................     793     871,045
     2.400%, 11/02/20.............................  10,000  10,148,800
##   2.850%, 05/18/26.............................   2,800   2,790,780
Macquarie Bank, Ltd.
###  3.900%, 01/15/26.............................  25,000  26,284,275
Macquarie Group, Ltd.
##   3.000%, 12/03/18.............................   5,013   5,120,775
National Australia Bank, Ltd.
     2.250%, 07/01/19.............................   1,849   1,873,673
     3.000%, 01/20/23.............................   6,474   6,649,018
Westpac Banking Corp.
     1.500%, 12/01/17.............................   2,000   2,003,210
     2.250%, 07/30/18.............................  10,000  10,125,390
     4.875%, 11/19/19.............................  18,087  19,660,460
                                                           -----------
TOTAL AUSTRALIA...................................          99,961,379
                                                           -----------

AUSTRIA -- (0.0%)
Oesterreichische Kontrollbank AG
     1.125%, 05/29/18.............................   1,964   1,964,615
                                                           -----------

BELGIUM -- (0.3%)
Anheuser-Busch InBev Finance, Inc.
     2.650%, 02/01/21.............................   5,000   5,126,035
     2.625%, 01/17/23.............................   5,029   5,075,191
Anheuser-Busch InBev Worldwide, Inc.
     1.375%, 07/15/17.............................   2,057   2,061,135
     5.375%, 01/15/20.............................     317     352,192
     4.375%, 02/15/21.............................   2,590   2,840,691
     2.500%, 07/15/22.............................   5,180   5,238,285
                                                           -----------
TOTAL BELGIUM.....................................          20,693,529
                                                           -----------

CANADA -- (2.5%)
Alberta, Province of Canada
###  1.750%, 08/26/20.............................  10,000  10,083,320
Bank of Montreal
     2.375%, 01/25/19.............................      32      32,514
     1.900%, 08/27/21.............................  10,000   9,891,570
Bank of Nova Scotia (The)
     2.050%, 10/30/18.............................  12,400  12,523,740

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
CANADA -- (Continued)
    2.050%, 06/05/19.............................   1,512 $  1,525,451
    4.375%, 01/13/21.............................   3,237    3,541,553
British Columbia, Province of Canada
    6.500%, 01/15/26.............................   8,011   10,646,323
    1.200%, 04/25/17.............................     982      983,169
Canada Government International Bond
    0.875%, 02/14/17.............................     980      980,216
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................   3,059    3,113,967
    3.700%, 02/01/26.............................   3,885    4,175,699
Enbridge, Inc.
    4.000%, 10/01/23.............................   2,932    3,004,602
#   3.500%, 06/10/24.............................   1,295    1,290,019
Goldcorp, Inc.
    3.625%, 06/09/21.............................   4,021    4,197,152
Ontario, Province of Canada
    1.200%, 02/14/18.............................   6,205    6,211,174
    2.450%, 06/29/22.............................   1,101    1,134,042
Petro-Canada
    6.050%, 05/15/18.............................     589      627,730
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.............................     169      172,131
    3.000%, 04/01/25.............................   3,500    3,448,357
Province of Manitoba Canada
    2.050%, 11/30/20.............................  11,300   11,521,333
Province of Ontario Canada
    1.650%, 09/27/19.............................     529      532,039
Quebec, Province of Canada
    2.625%, 02/13/23.............................   4,532    4,693,507
Rogers Communications, Inc.
    3.000%, 03/15/23.............................   1,786    1,838,648
#   4.100%, 10/01/23.............................   1,263    1,382,237
Royal Bank of Canada
    2.200%, 07/27/18.............................   1,742    1,763,890
    2.350%, 10/30/20.............................   5,000    5,079,325
Suncor Energy, Inc.
    3.600%, 12/01/24.............................   7,493    7,785,714
Thomson Reuters Corp.
    1.300%, 02/23/17.............................     796      796,310
    4.300%, 11/23/23.............................   5,180    5,605,837
    3.850%, 09/29/24.............................     670      707,644
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   1,760    1,761,086
    2.625%, 09/10/18.............................  12,260   12,524,767
    2.125%, 07/02/19.............................   3,703    3,756,145
    2.125%, 04/07/21.............................  20,000   20,142,500
TransCanada PipeLines, Ltd.
    3.800%, 10/01/20.............................   1,295    1,378,581
    2.500%, 08/01/22.............................   3,310    3,300,163
                                                          ------------
TOTAL CANADA.....................................          162,152,455
                                                          ------------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^   VALUE+
                                                   -------   ------
                                                    (000)
DENMARK -- (0.3%)
Danske Bank A.S.
###  2.800%, 03/10/21.............................  12,600 $12,974,296
Danske Bank A/S
##   2.750%, 09/17/20.............................   1,058   1,088,953
Kommunekredit
     1.125%, 03/15/18.............................     982     982,422
Nordea Bank AB
     1.625%, 05/15/18.............................     227     227,345
     2.375%, 04/04/19.............................   1,775   1,803,002
                                                           -----------
TOTAL DENMARK.....................................          17,076,018
                                                           -----------

FINLAND -- (0.0%)
Municipality Finance P.L.C.
     1.125%, 04/17/18.............................   2,456   2,456,248
                                                           -----------

FRANCE -- (1.2%)
Airgas, Inc.
     3.050%, 08/01/20.............................     772     804,669
BNP Paribas SA
     1.250%, 12/12/16.............................   1,964   1,964,864
     2.375%, 09/14/17.............................     346     349,041
     2.450%, 03/17/19.............................   6,164   6,256,787
     3.250%, 03/03/23.............................   1,942   2,028,697
BPCE SA
     2.500%, 07/15/19.............................     476     484,477
#    2.250%, 01/27/20.............................   2,166   2,188,953
     2.650%, 02/03/21.............................   4,500   4,611,870
#    4.000%, 04/15/24.............................   7,769   8,440,467
Credit Agricole SA
##   2.750%, 06/10/20.............................   5,500   5,623,315
#    3.875%, 04/15/24.............................   8,591   9,281,983
Electricite de France SA
##   3.625%, 10/13/25.............................   3,500   3,619,875
Pernod Ricard SA
##   4.450%, 01/15/22.............................   6,474   7,095,154
Sanofi
     1.250%, 04/10/18.............................   1,022   1,023,601
     4.000%, 03/29/21.............................   1,263   1,379,575
Societe Generale SA
     2.750%, 10/12/17.............................     786     796,131
##   2.500%, 04/08/21.............................   2,825   2,875,946
Total Capital International SA
     2.125%, 01/10/19.............................   1,073   1,089,075
     2.100%, 06/19/19.............................   3,252   3,306,682
     3.750%, 04/10/24.............................   9,712  10,562,655
                                                           -----------
TOTAL FRANCE......................................          73,783,817
                                                           -----------

GERMANY -- (1.5%)
Bayer U.S. Finance LLC
##   2.375%, 10/08/19.............................  13,364  13,551,403
##   3.375%, 10/08/24.............................  12,544  12,907,688
BMW U.S. Capital LLC
##   2.800%, 04/11/26.............................   9,944  10,034,222

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
GERMANY -- (Continued)
Daimler Finance North America LLC
##  3.250%, 08/01/24.............................   2,072 $ 2,157,534
    8.500%, 01/18/31.............................   5,000   8,003,290
Deutsche Bank AG
    6.000%, 09/01/17.............................   1,184   1,214,142
    2.500%, 02/13/19.............................  12,003  11,826,436
    2.950%, 08/20/20.............................     138     134,932
    3.125%, 01/13/21.............................   2,000   1,951,138
    3.700%, 05/30/24.............................   9,754   9,344,303
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................     798     886,606
EMD Finance LLC
##  2.950%, 03/19/22.............................   5,180   5,309,485
FMS Wertmanagement AoeR
    1.000%, 11/21/17.............................   2,456   2,455,241
KFW
    4.875%, 01/17/17.............................     491     495,118
    1.250%, 02/15/17.............................   1,375   1,376,704
    0.875%, 09/05/17.............................     491     490,731
    1.875%, 04/01/19.............................     741     752,783
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.............................   1,238   1,237,549
NRW Bank
    1.875%, 07/01/19.............................   2,116   2,141,637
Siemens Financieringsmaatschappij NV
##  6.125%, 08/17/26.............................   3,821   4,889,321
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................     879     882,944
##  2.400%, 05/22/20.............................     699     705,259
                                                          -----------
TOTAL GERMANY....................................          92,748,466
                                                          -----------

IRELAND -- (0.9%)
Actavis Funding SCS
    3.000%, 03/12/20.............................   6,050   6,240,532
    3.450%, 03/15/22.............................  13,031  13,548,461
Actavis, Inc.
    1.875%, 10/01/17.............................   1,752   1,758,917
    3.250%, 10/01/22.............................   7,650   7,858,600
Eaton Corp.
    2.750%, 11/02/22.............................   5,769   5,879,817
Medtronic, Inc.
    3.125%, 03/15/22.............................   3,156   3,316,950
    3.625%, 03/15/24.............................     388     414,373
    3.500%, 03/15/25.............................   2,000   2,122,978
Perrigo Finance Unlimited Co.
    3.500%, 03/15/21.............................   2,000   2,066,880
    3.500%, 12/15/21.............................   7,392   7,633,127
    3.900%, 12/15/24.............................   3,885   3,930,816
                                                          -----------
TOTAL IRELAND....................................          54,771,451
                                                          -----------

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................     213 $    217,298
    5.250%, 01/12/24.............................   7,664    8,266,758
                                                          ------------
TOTAL ITALY                                                  8,484,056
                                                          ------------

JAPAN -- (1.6%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   2,000    2,010,972
    2.125%, 10/10/18.............................   3,016    3,062,362
    2.300%, 09/09/26.............................   1,500    1,473,670
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.350%, 09/08/19.............................   1,557    1,574,345
    3.250%, 09/08/24.............................   3,237    3,343,743
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,964    1,966,221
    3.250%, 06/15/23.............................   4,030    4,081,262
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................     491      493,793
Japan Finance Organization for Municipalities
    2.500%, 09/12/18.............................     814      827,373
    2.125%, 03/06/19.............................     528      532,273
Mizuho Bank, Ltd.
##  2.150%, 10/20/18.............................   5,000    5,037,310
##  2.450%, 04/16/19.............................   2,323    2,352,086
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................   8,200    8,281,221
MUFG Americas Holdings Corp.
    3.500%, 06/18/22.............................   5,536    5,811,826
MUFG Union Bank NA
    2.625%, 09/26/18.............................   4,418    4,487,610
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................     140      140,151
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................   1,700    1,708,242
##  2.550%, 03/08/21.............................   8,000    8,142,576
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   2,116    2,156,617
    6.700%, 03/04/20.............................   4,610    5,269,875
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   2,611    2,646,215
    3.950%, 07/19/23.............................   5,931    6,394,798
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................   2,000    2,047,404
    2.058%, 07/14/21.............................   5,000    4,928,800
    3.784%, 03/09/26.............................   5,000    5,328,935
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................   2,902    2,944,627
    2.125%, 07/18/19.............................   1,900    1,931,232
    3.300%, 01/12/22.............................   6,581    7,005,297
    2.625%, 01/10/23.............................   6,474    6,621,329
                                                          ------------
TOTAL JAPAN......................................          102,602,165
                                                          ------------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (1.4%)
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     712 $   927,575
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17.............................   1,376   1,380,306
##  1.000%, 02/12/18.............................   2,500   2,496,963
    1.375%, 03/19/18.............................   2,456   2,464,969
    2.500%, 01/23/23.............................   6,474   6,706,766
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   4,608   4,668,554
    3.875%, 02/08/22.............................  13,244  14,366,495
Heineken NV
##  2.750%, 04/01/23.............................   2,245   2,282,736
ING Bank NV
##  2.050%, 08/15/21.............................   5,000   4,984,910
Koninklijke Philips Electronics NV
    3.750%, 03/15/22.............................   1,503   1,620,799
LyondellBasell Industries NV
    5.000%, 04/15/19.............................     899     960,806
    5.750%, 04/15/24.............................   5,827   6,816,005
Mylan, Inc.
    2.550%, 03/28/19.............................   1,415   1,433,290
    4.200%, 11/29/23.............................   4,532   4,719,770
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................   6,348   6,432,498
Shell International Finance BV
    2.500%, 09/12/26.............................   6,300   6,120,601
Shell International Finance BV
    2.000%, 11/15/18.............................   2,447   2,477,869
    4.300%, 09/22/19.............................     529     567,969
    2.250%, 11/10/20.............................   5,100   5,167,595
    3.400%, 08/12/23.............................  10,682  11,244,034
                                                          -----------
TOTAL NETHERLANDS................................          87,840,510
                                                          -----------

NORWAY -- (0.4%)
Kommunalbanken A.S.
    1.000%, 09/26/17.............................     392     391,812
    1.000%, 03/15/18.............................   2,946   2,942,058
    1.750%, 05/28/19.............................   2,116   2,138,142
Statoil ASA
    1.200%, 01/17/18.............................     231     230,528
    1.150%, 05/15/18.............................   1,382   1,377,851
    1.950%, 11/08/18.............................     982     991,610
    2.450%, 01/17/23.............................   8,794   8,843,950
    2.650%, 01/15/24.............................   7,031   7,102,955
                                                          -----------
TOTAL NORWAY.....................................          24,018,906
                                                          -----------

SPAIN -- (0.4%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................     788     855,313
Santander Holdings USA, Inc.
    4.500%, 07/17/25.............................   1,046   1,069,659
Santander UK P.L.C.
    2.500%, 03/14/19.............................   1,375   1,394,062

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SPAIN -- (Continued)
    2.375%, 03/16/20.............................     334 $   336,316
    4.000%, 03/13/24.............................   7,891   8,508,494
Telefonica Emisiones SAU
    5.462%, 02/16/21.............................   2,876   3,239,610
    4.570%, 04/27/23.............................   7,532   8,247,841
                                                          -----------
TOTAL SPAIN......................................          23,651,295
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.3%)
African Development Bank
    1.125%, 03/15/17.............................     688     688,643
Asian Development Bank
    1.125%, 03/15/17.............................     491     491,287
    1.750%, 09/11/18.............................     877     888,348
    1.875%, 04/12/19.............................   2,116   2,152,793
European Investment Bank
    4.875%, 01/17/17.............................     491     494,997
    1.625%, 06/15/17.............................     393     394,706
    1.125%, 09/15/17.............................     295     295,380
    1.875%, 03/15/19.............................     529     537,221
    3.250%, 01/29/24.............................   3,237   3,546,211
Inter-American Development Bank
    1.125%, 03/15/17.............................      81      81,074
    0.875%, 03/15/18.............................     982     980,976
    7.000%, 06/15/25.............................   3,885   5,177,427
    6.750%, 07/15/27.............................   1,942   2,681,381
International Bank for Reconstruction &
 Development
    0.875%, 04/17/17.............................   1,046   1,046,823
International Finance Corp.
    0.875%, 06/15/18.............................     295     294,381
Nordic Investment Bank
    0.750%, 01/17/18.............................   1,080   1,077,272
    1.875%, 06/14/19.............................     529     538,382
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          21,367,302
                                                          -----------

SWEDEN -- (0.1%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17.............................   2,438   2,436,805
    2.000%, 11/12/19.............................     529     538,459
Svensk Exportkredit AB
    1.875%, 06/17/19.............................   1,164   1,179,650
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................   3,273   3,338,876
    2.250%, 06/17/19.............................   1,058   1,073,727
                                                          -----------
TOTAL SWEDEN.....................................           8,567,517
                                                          -----------

SWITZERLAND -- (0.9%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     260     260,662
    2.875%, 05/08/22.............................   5,429   5,622,500
Chubb INA Holdings, Inc.
    2.700%, 03/13/23.............................   5,180   5,290,360

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWITZERLAND -- (Continued)
Chubb INA Holdings, Inc.
    2.875%, 11/03/22.............................   2,040 $ 2,121,066
    3.350%, 05/15/24.............................   5,180   5,473,064
Credit Suisse AG
    2.300%, 05/28/19.............................   2,618   2,644,871
    5.300%, 08/13/19.............................     370     404,164
Credit Suisse New York
    1.700%, 04/27/18.............................   2,200   2,198,821
    3.000%, 10/29/21.............................   3,011   3,092,402
    3.625%, 09/09/24.............................  12,896  13,383,275
Novartis Capital Corp.
    3.400%, 05/06/24.............................   6,151   6,633,177
UBS AG
    2.375%, 08/14/19.............................   1,638   1,665,802
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25.............................   8,500   8,859,652
                                                          -----------
TOTAL SWITZERLAND................................          57,649,816
                                                          -----------

UNITED KINGDOM -- (2.4%)
Aon Corp.
    5.000%, 09/30/20.............................     819     902,088
Aon P.L.C.
    4.000%, 11/27/23.............................   4,047   4,334,143
    3.500%, 06/14/24.............................   6,254   6,498,732
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   8,380   8,531,569
Barclays P.L.C.
    2.750%, 11/08/19.............................   6,126   6,175,118
    3.650%, 03/16/25.............................  14,330  14,069,624
    4.375%, 01/12/26.............................   2,000   2,058,162
Baxalta, Inc.
    2.875%, 06/23/20.............................     476     485,826
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................     894     894,000
    1.846%, 05/05/17.............................     343     344,276
    4.750%, 03/10/19.............................     106     113,782
    2.315%, 02/13/20.............................   2,691   2,733,364
    3.245%, 05/06/22.............................   6,000   6,261,126
    2.500%, 11/06/22.............................   2,266   2,285,875
    3.535%, 11/04/24.............................   2,266   2,371,385
    3.017%, 01/16/27.............................  10,000  10,032,310
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................     373     373,175
    2.350%, 02/14/19.............................   7,940   8,069,978
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   1,010   1,012,910
Diageo Investment Corp.
    2.875%, 05/11/22.............................   1,133   1,179,490
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17.............................   1,559   1,562,983
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23.............................   6,766   6,982,857
HSBC Holdings P.L.C.
    3.400%, 03/08/21.............................   7,000   7,217,336
    4.000%, 03/30/22.............................   5,068   5,369,597

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED KINGDOM -- (Continued)
HSBC USA, Inc.
    1.625%, 01/16/18.............................   6,077 $  6,080,610
    2.375%, 11/13/19.............................     317      319,835
    2.350%, 03/05/20.............................   1,058    1,061,300
    3.500%, 06/23/24.............................  12,740   13,102,236
Imperial Brands Finance P.L.C.
##  2.950%, 07/21/20.............................     423      434,395
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................   1,071    1,084,028
    1.750%, 03/16/18.............................   1,058    1,062,032
    3.500%, 05/14/25.............................   3,237    3,438,432
Nationwide Building Society
##  3.900%, 07/21/25.............................   2,000    2,138,182
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.............................     399      412,754
Rolls-Royce P.L.C.
##  3.625%, 10/14/25.............................   5,000    5,227,320
Unilever Capital Corp.
    2.200%, 03/06/19.............................     138      140,618
    4.250%, 02/10/21.............................   3,000    3,310,017
Vodafone Group P.L.C.
    5.450%, 06/10/19.............................     158      172,736
    4.375%, 03/16/21.............................   2,913    3,163,469
    2.500%, 09/26/22.............................   9,769    9,734,877
                                                          ------------
TOTAL UNITED KINGDOM.............................          150,742,547
                                                          ------------

UNITED STATES -- (41.5%)
21st Century Fox America, Inc.
    6.900%, 03/01/19.............................   4,075    4,551,531
    3.700%, 09/15/24.............................  14,532   15,347,071
Abbott Laboratories
    2.000%, 03/15/20.............................   8,296    8,365,587
    2.550%, 03/15/22.............................     631      642,750
    2.950%, 03/15/25.............................  12,615   12,685,770
AbbVie, Inc.
    2.500%, 05/14/20.............................  15,532   15,728,992
    2.900%, 11/06/22.............................   2,833    2,864,494
Adobe Systems, Inc.
    3.250%, 02/01/25.............................   1,942    2,014,674
Advance Auto Parts, Inc.
    4.500%, 01/15/22.............................   2,590    2,776,957
    4.500%, 12/01/23.............................   1,200    1,286,510
Aetna, Inc.
    2.200%, 03/15/19.............................   1,203    1,217,839
    2.750%, 11/15/22.............................   8,417    8,582,571
    3.500%, 11/15/24.............................   5,422    5,658,443
Affiliated Managers Group, Inc.
#   3.500%, 08/01/25.............................   2,590    2,550,642
Aflac, Inc.
    2.650%, 02/15/17.............................   1,979    1,987,807
    2.400%, 03/16/20.............................   1,500    1,534,536
    3.625%, 06/15/23.............................   3,885    4,147,102
    3.250%, 03/17/25.............................  11,136   11,516,283
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     208      218,170
    5.000%, 07/15/20.............................     339      374,752

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Air Products & Chemicals, Inc.
    2.750%, 02/03/23.............................     987 $1,017,531
Alabama Power Co.
    2.800%, 04/01/25.............................   2,590  2,651,036
Albemarle Corp.
    4.150%, 12/01/24.............................   7,451  7,917,991
Allstate Corp. (The)
    3.150%, 06/15/23.............................   5,132  5,390,206
Altera Corp.
    2.500%, 11/15/18.............................   2,832  2,902,234
    4.100%, 11/15/23.............................   1,509  1,686,775
Altria Group, Inc.
    2.625%, 01/14/20.............................   7,500  7,710,818
    4.750%, 05/05/21.............................   3,710  4,139,573
    2.850%, 08/09/22.............................   9,700  9,980,204
Amazon.com, Inc.
    2.600%, 12/05/19.............................   1,385  1,431,289
    3.800%, 12/05/24.............................   4,921  5,394,051
Ameren Corp.
    2.700%, 11/15/20.............................   1,000  1,029,363
American Express Co.
    7.000%, 03/19/18.............................   2,000  2,150,176
    2.650%, 12/02/22.............................   1,097  1,115,661
American Express Credit Corp.
    2.250%, 08/15/19.............................     635    645,438
    2.250%, 05/05/21.............................   2,000  2,020,254
American International Group, Inc.
    2.300%, 07/16/19.............................   1,176  1,193,266
    3.300%, 03/01/21.............................   1,500  1,569,072
    4.875%, 06/01/22.............................   1,942  2,169,132
    4.125%, 02/15/24.............................   8,687  9,345,657
    3.750%, 07/10/25.............................   8,240  8,605,370
    3.900%, 04/01/26.............................   4,000  4,204,532
American Water Capital Corp.
    3.850%, 03/01/24.............................   2,140  2,336,642
Ameriprise Financial, Inc.
    5.300%, 03/15/20.............................     529    585,381
    4.000%, 10/15/23.............................   1,765  1,911,131
    2.875%, 09/15/26.............................   5,650  5,618,648
AmerisourceBergen Corp.
    3.400%, 05/15/24.............................   1,237  1,276,728
Amgen, Inc.
    2.200%, 05/22/19.............................   1,375  1,395,910
    4.100%, 06/15/21.............................   7,075  7,637,194
    3.625%, 05/22/24.............................   6,474  6,794,398
    3.125%, 05/01/25.............................   3,237  3,289,938
Amphenol Corp.
    2.550%, 01/30/19.............................      54     55,072
Anthem, Inc.
    5.875%, 06/15/17.............................     161    165,513
    2.250%, 08/15/19.............................     529    533,911
    4.350%, 08/15/20.............................   1,100  1,185,604
    3.125%, 05/15/22.............................   3,172  3,275,997
    3.500%, 08/15/24.............................   2,739  2,830,765
Apache Corp.
    3.250%, 04/15/22.............................   8,237  8,448,691
    2.625%, 01/15/23.............................   1,599  1,574,735

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Apple, Inc.
    1.000%, 05/03/18.............................      82 $    81,892
    2.100%, 05/06/19.............................   4,761   4,853,659
    2.000%, 05/06/20.............................     352     357,510
    2.250%, 02/23/21.............................   5,000   5,092,320
    2.400%, 05/03/23.............................  28,903  29,029,711
    3.450%, 05/06/24.............................  19,686  21,026,971
    2.500%, 02/09/25.............................   3,237   3,217,895
    3.250%, 02/23/26.............................   2,750   2,877,938
Applied Materials, Inc.
    4.300%, 06/15/21.............................     647     714,728
Archer-Daniels-Midland Co.
    2.500%, 08/11/26.............................   5,000   4,931,815
Arizona Public Service Co.
#   8.750%, 03/01/19.............................     212     246,511
    3.150%, 05/15/25.............................   6,151   6,471,984
Associated Banc-Corp
    2.750%, 11/15/19.............................      53      53,846
Assurant, Inc.
    2.500%, 03/15/18.............................     982     991,673
    4.000%, 03/15/23.............................   6,474   6,506,661
AT&T, Inc.
    1.600%, 02/15/17.............................     491     491,674
    5.500%, 02/01/18.............................     698     730,743
    5.800%, 02/15/19.............................     444     481,904
    2.300%, 03/11/19.............................  11,000  11,110,682
    3.000%, 02/15/22.............................   6,399   6,490,634
    3.800%, 03/15/22.............................   5,115   5,385,128
    3.950%, 01/15/25.............................  10,000  10,357,160
    3.400%, 05/15/25.............................   7,130   7,095,298
Autodesk, Inc.
    1.950%, 12/15/17.............................     421     422,613
    3.125%, 06/15/20.............................   2,698   2,747,592
    3.600%, 12/15/22.............................   2,355   2,414,749
    4.375%, 06/15/25.............................   3,050   3,179,930
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................   5,000   5,373,195
AutoZone, Inc.
    2.875%, 01/15/23.............................  12,128  12,227,256
    3.125%, 07/15/23.............................   1,285   1,314,839
Avnet, Inc.
    4.625%, 04/15/26.............................   2,625   2,680,125
Baker Hughes, Inc.
    3.200%, 08/15/21.............................     185     193,837
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.............................   3,256   3,370,325
Bank of America Corp.
    2.000%, 01/11/18.............................     570     572,856
    2.650%, 04/01/19.............................     635     646,806
    5.625%, 07/01/20.............................   5,000   5,596,770
    3.300%, 01/11/23.............................   4,532   4,663,075
    4.000%, 04/01/24.............................  11,457  12,245,391
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.............................     391     428,426
    2.150%, 02/24/20.............................   6,282   6,344,236
    3.650%, 02/04/24.............................  10,647  11,438,115

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    3.000%, 02/24/25.............................   2,590 $ 2,672,279
Baxter International, Inc.
    1.700%, 08/15/21.............................   2,000   1,988,772
BB&T Corp.
    2.150%, 03/22/17.............................     565     566,655
    1.450%, 01/12/18.............................     194     194,258
    2.450%, 01/15/20.............................   1,572   1,603,792
    2.050%, 05/10/21.............................   1,000   1,003,718
Becton Dickinson and Co.
    1.750%, 11/08/16.............................     250     250,038
    3.734%, 12/15/24.............................   2,502   2,667,888
Bemis Co., Inc.
    4.500%, 10/15/21.............................     647     701,584
Berkshire Hathaway Energy Co.
    2.400%, 02/01/20.............................     570     580,478
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      30      30,132
    1.300%, 05/15/18.............................     157     157,147
    3.000%, 05/15/22.............................   3,237   3,398,863
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................  10,000  10,045,560
    2.100%, 08/14/19.............................   2,909   2,964,742
#   2.200%, 03/15/21.............................   5,000   5,109,975
#   3.750%, 08/15/21.............................   2,590   2,822,605
    3.400%, 01/31/22.............................   3,237   3,475,861
    3.000%, 02/11/23.............................   4,532   4,744,913
    3.125%, 03/15/26.............................   9,800  10,174,830
Biogen, Inc.
    2.900%, 09/15/20.............................  23,280  24,011,062
    3.625%, 09/15/22.............................   1,693   1,804,640
BlackRock, Inc.
    5.000%, 12/10/19.............................     407     449,393
    4.250%, 05/24/21.............................   2,000   2,208,268
Boeing Capital Corp.
    2.900%, 08/15/18.............................     750     771,774
Boeing Co. (The)
    8.750%, 08/15/21.............................     988   1,292,275
    2.500%, 03/01/25.............................   6,474   6,532,156
Boston Scientific Corp.
    6.000%, 01/15/20.............................   1,878   2,102,068
    2.850%, 05/15/20.............................     269     276,299
    4.125%, 10/01/23.............................   1,489   1,597,825
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,473   1,495,553
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................     846     854,815
    2.000%, 08/01/22.............................   7,643   7,680,374
Brown & Brown, Inc.
    4.200%, 09/15/24.............................   4,714   4,843,102
Brown-Forman Corp.
    1.000%, 01/15/18.............................     680     679,396
    2.250%, 01/15/23.............................     486     483,008
Buckeye Partners L.P.
    2.650%, 11/15/18.............................     359     362,979
    4.150%, 07/01/23.............................   1,942   1,991,098

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................     416 $   454,980
    3.000%, 04/01/25.............................   4,329   4,466,718
    7.000%, 12/15/25.............................     868   1,154,632
Campbell Soup Co.
    4.250%, 04/15/21.............................   1,036   1,136,363
    2.500%, 08/02/22.............................   2,252   2,285,363
    3.300%, 03/19/25.............................   4,092   4,276,484
Capital One Bank USA NA
    2.300%, 06/05/19.............................     529     534,431
Capital One Financial Corp.
    2.450%, 04/24/19.............................   1,406   1,429,784
    4.750%, 07/15/21.............................   4,144   4,571,677
    3.750%, 04/24/24.............................   3,561   3,734,506
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   1,155   1,158,596
    4.625%, 12/15/20.............................     647     711,827
    3.200%, 06/15/22.............................   3,885   4,053,737
Caterpillar Financial Services Corp.
    1.000%, 11/25/16.............................     295     295,062
    1.300%, 03/01/18.............................   5,000   4,999,510
    2.450%, 09/06/18.............................     749     762,691
Caterpillar, Inc.
    2.600%, 06/26/22.............................   3,561   3,640,802
    3.400%, 05/15/24.............................   1,844   1,960,552
CBS Corp.
    1.950%, 07/01/17.............................     853     856,200
    2.300%, 08/15/19.............................   1,669   1,690,296
    5.750%, 04/15/20.............................     159     178,202
    3.375%, 03/01/22.............................   3,503   3,652,589
    3.500%, 01/15/25.............................   2,392   2,462,014
    2.900%, 01/15/27.............................  18,400  17,949,053
    7.875%, 07/30/30.............................   1,150   1,616,288
Celgene Corp.
    2.250%, 05/15/19.............................     317     320,574
    4.000%, 08/15/23.............................   8,333   8,876,303
    3.625%, 05/15/24.............................   3,237   3,336,755
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      54      56,345
    4.500%, 01/15/21.............................   1,942   2,081,979
CF Industries, Inc.
    6.875%, 05/01/18.............................   1,253   1,322,227
#   3.450%, 06/01/23.............................   5,995   5,597,765
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................     511     518,336
    3.000%, 03/10/25.............................   8,611   8,842,739
Chevron Corp.
    1.718%, 06/24/18.............................  23,141  23,299,215
    2.355%, 12/05/22.............................   6,474   6,518,561
#   3.191%, 06/24/23.............................  15,950  16,867,651
Cigna Corp.
    4.000%, 02/15/22.............................   4,127   4,423,368
Cisco Systems, Inc.
    1.400%, 02/28/18.............................   4,800   4,818,077
    2.125%, 03/01/19.............................   2,856   2,904,483

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    2.450%, 06/15/20.............................     212 $   217,599
    3.625%, 03/04/24.............................   1,942   2,104,643
Citigroup, Inc.
    2.500%, 09/26/18.............................   1,217   1,233,649
    2.550%, 04/08/19.............................   1,058   1,077,109
    4.500%, 01/14/22.............................   1,489   1,634,697
    3.875%, 10/25/23.............................     470     500,010
    3.750%, 06/16/24.............................   2,590   2,726,555
    3.300%, 04/27/25.............................   7,769   7,903,365
Citizens Bank NA
    2.450%, 12/04/19.............................     442     448,213
Clorox Co. (The)
    3.500%, 12/15/24.............................   3,237   3,426,513
CME Group, Inc.
    3.000%, 03/15/25.............................   2,866   2,979,608
CMS Energy Corp.
    3.875%, 03/01/24.............................   1,745   1,872,893
    3.600%, 11/15/25.............................   3,200   3,367,482
CNA Financial Corp.
    7.350%, 11/15/19.............................     842     964,307
    5.750%, 08/15/21.............................   5,233   5,990,079
#   4.500%, 03/01/26.............................   6,532   7,020,914
Coach, Inc.
    4.250%, 04/01/25.............................   5,981   6,148,964
Coca-Cola Co. (The)
    1.150%, 04/01/18.............................   1,372   1,373,797
    1.875%, 10/27/20.............................  20,000  20,211,540
    3.300%, 09/01/21.............................   1,716   1,837,515
    3.200%, 11/01/23.............................  21,789  23,164,256
    2.250%, 09/01/26.............................   4,000   3,913,372
Colgate-Palmolive Co.
    1.750%, 03/15/19.............................     185     187,413
    1.950%, 02/01/23.............................   7,007   6,987,997
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.............................   2,991   4,173,037
Comcast Corp.
    6.500%, 01/15/17.............................   1,340   1,355,048
    6.300%, 11/15/17.............................     393     413,464
    5.700%, 05/15/18.............................     688     733,566
    3.600%, 03/01/24.............................   4,375   4,688,548
    3.375%, 08/15/25.............................   2,266   2,377,079
Comerica, Inc.
    2.125%, 05/23/19.............................   1,243   1,251,266
Computer Sciences Corp.
    4.450%, 09/15/22.............................   3,237   3,432,987
ConAgra Foods, Inc.
    3.200%, 01/25/23.............................   4,697   4,804,735
ConocoPhillips
    6.000%, 01/15/20.............................     159     178,502
ConocoPhillips Co.
    1.050%, 12/15/17.............................   1,832   1,822,638
    1.500%, 05/15/18.............................   1,212   1,212,937
    2.400%, 12/15/22.............................   1,942   1,934,158
#   3.350%, 11/15/24.............................   4,532   4,606,415

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Consolidated Edison Co. of New York, Inc.
    3.300%, 12/01/24.............................   1,295 $ 1,371,178
Corning, Inc.
#   3.700%, 11/15/23.............................   2,742   2,894,924
Costco Wholesale Corp.
    1.125%, 12/15/17.............................   1,329   1,329,762
    1.700%, 12/15/19.............................     499     503,168
    1.750%, 02/15/20.............................   1,942   1,953,545
Cox Communications, Inc.
##  3.850%, 02/01/25.............................   6,869   6,960,220
CR Bard, Inc.
#   4.400%, 01/15/21.............................     518     565,033
Crane Co.
    2.750%, 12/15/18.............................   1,545   1,575,589
CSX Corp.
    4.250%, 06/01/21.............................   8,157   8,913,635
CVS Health Corp.
    2.250%, 08/12/19.............................     635     645,848
    2.800%, 07/20/20.............................   7,710   7,945,186
    2.125%, 06/01/21.............................   1,300   1,301,373
    3.375%, 08/12/24.............................  13,931  14,498,410
Cytec Industries, Inc.
    3.500%, 04/01/23.............................   3,885   3,832,401
Danaher Corp.
    1.650%, 09/15/18.............................     434     437,015
Deere & Co.
    5.375%, 10/16/29.............................     472     593,271
Discovery Communications LLC
    5.050%, 06/01/20.............................   3,775   4,120,443
    3.300%, 05/15/22.............................   1,424   1,459,567
    3.250%, 04/01/23.............................     647     649,074
    3.450%, 03/15/25.............................   3,237   3,230,830
Dollar General Corp.
    1.875%, 04/15/18.............................   1,265   1,270,357
    3.250%, 04/15/23.............................   6,812   6,967,177
Dominion Gas Holdings LLC
    2.800%, 11/15/20.............................   7,500   7,726,365
    3.600%, 12/15/24.............................   3,237   3,406,726
Dominion Resources, Inc.
    2.500%, 12/01/19.............................     932     955,206
    4.450%, 03/15/21.............................   1,554   1,703,077
    3.625%, 12/01/24.............................   1,295   1,351,661
Dow Chemical Co. (The)
    3.000%, 11/15/22.............................   2,725   2,806,649
    3.500%, 10/01/24.............................   7,539   7,891,509
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25.............................   1,750   1,835,608
    2.600%, 01/15/19.............................     111     113,461
    2.000%, 01/15/20.............................      88      88,315
DTE Energy Co.
    2.400%, 12/01/19.............................   2,170   2,207,606
    3.850%, 12/01/23.............................     971   1,046,066
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,090   1,093,018
    5.050%, 09/15/19.............................      69      75,435

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    3.050%, 08/15/22.............................  11,375 $11,832,685
    3.750%, 04/15/24.............................   5,772   6,135,451
Eastman Chemical Co.
    2.400%, 06/01/17.............................     417     419,912
    2.700%, 01/15/20.............................     444     452,068
    4.500%, 01/15/21.............................   1,284   1,389,872
    3.600%, 08/15/22.............................     615     647,152
    3.800%, 03/15/25.............................   5,800   6,035,196
eBay, Inc.
    1.350%, 07/15/17.............................     168     168,095
    2.200%, 08/01/19.............................     582     588,038
    3.800%, 03/09/22.............................   7,500   7,965,233
    2.600%, 07/15/22.............................   2,719   2,717,371
Ecolab, Inc.
    3.000%, 12/08/16.............................      63      63,127
    4.350%, 12/08/21.............................   1,200   1,336,380
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     972   1,045,846
    4.625%, 01/15/20.............................     152     165,595
    2.800%, 02/15/23.............................   1,678   1,700,317
Electronic Arts, Inc.
    3.700%, 03/01/21.............................   3,000   3,173,220
Emerson Electric Co.
    3.150%, 06/01/25.............................   5,374   5,593,555
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................     212     232,961
    5.200%, 09/01/20.............................   3,000   3,342,879
    3.900%, 02/15/24.............................   2,104   2,201,718
    3.750%, 02/15/25.............................   2,000   2,068,728
    3.700%, 02/15/26.............................   5,338   5,446,393
EOG Resources, Inc.
    5.875%, 09/15/17.............................     967   1,004,284
    4.100%, 02/01/21.............................   1,742   1,866,820
    2.625%, 03/15/23.............................   3,800   3,789,615
    3.150%, 04/01/25.............................   1,797   1,827,364
ERAC USA Finance LLC
##  2.350%, 10/15/19.............................     862     873,146
##  3.850%, 11/15/24.............................   1,942   2,062,835
Eversource Energy
    2.500%, 03/15/21.............................     500     507,255
    2.800%, 05/01/23.............................   6,344   6,417,159
Exelon Corp.
    2.450%, 04/15/21.............................   3,000   3,031,554
    3.400%, 04/15/26.............................   5,000   5,165,110
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................     836     858,406
#   4.250%, 06/15/22.............................   3,237   3,446,275
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   1,057   1,069,747
    3.900%, 02/15/22.............................   4,823   5,152,122
    3.500%, 06/15/24.............................   8,439   8,714,905
    3.400%, 03/01/27.............................   1,500   1,473,305
Exxon Mobil Corp.
    1.305%, 03/06/18.............................   1,693   1,697,852

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    1.819%, 03/15/19.............................   2,816 $ 2,847,404
    3.176%, 03/15/24.............................  23,308  24,565,700
FedEx Corp.
    2.625%, 08/01/22.............................   5,408   5,535,515
    4.000%, 01/15/24.............................   8,590   9,385,855
    3.200%, 02/01/25.............................   3,788   3,935,645
Fidelity National Information Services, Inc.
    2.250%, 08/15/21.............................   3,000   2,998,098
    5.000%, 10/15/25.............................   5,970   6,721,414
Fifth Third Bancorp
    2.300%, 03/01/19.............................   1,161   1,169,266
    3.500%, 03/15/22.............................   4,856   5,109,483
Fifth Third Bank
    1.450%, 02/28/18.............................     317     316,892
FMC Technologies, Inc.
    3.450%, 10/01/22.............................   4,284   4,328,288
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   6,087   6,371,817
    2.459%, 03/27/20.............................     635     637,040
    3.200%, 01/15/21.............................   1,200   1,226,130
    3.219%, 01/09/22.............................   8,750   8,924,965
    4.375%, 08/06/23.............................   8,417   8,943,828
GATX Corp.
    2.500%, 03/15/19.............................     547     554,970
    3.250%, 03/30/25.............................   5,180   5,140,627
    3.250%, 09/15/26.............................   2,800   2,744,588
General Dynamics Corp.
    1.000%, 11/15/17.............................     439     438,752
    2.250%, 11/15/22.............................   4,856   4,916,700
    2.125%, 08/15/26.............................   3,500   3,370,920
General Electric Co.
#   3.375%, 03/11/24.............................   3,237   3,457,595
General Mills, Inc.
    3.150%, 12/15/21.............................   1,942   2,045,332
Georgia Power Co.
    2.850%, 05/15/22.............................   3,851   3,992,416
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................     233     234,956
    2.050%, 04/01/19.............................     177     179,381
    4.400%, 12/01/21.............................   6,200   6,866,556
    3.700%, 04/01/24.............................  10,736  11,358,409
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.............................   1,392   1,572,803
    5.250%, 07/27/21.............................   2,266   2,544,954
    4.000%, 03/03/24.............................  11,654  12,427,744
    3.750%, 05/22/25.............................   5,000   5,203,380
Great Plains Energy, Inc.
    4.850%, 06/01/21.............................   2,495   2,723,150
Halliburton Co.
    3.500%, 08/01/23.............................   6,474   6,617,522
Harley Davidson, Inc.
    3.500%, 07/28/25.............................   3,635   3,800,189
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................   1,189   1,195,438

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Harris Corp.
    2.700%, 04/27/20.............................     503 $   509,574
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................   7,880   8,917,749
Hershey Co. (The)
    1.500%, 11/01/16.............................     491     491,000
    1.600%, 08/21/18.............................   1,439   1,448,849
    2.625%, 05/01/23.............................   1,960   1,996,607
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................   2,187   2,225,303
    2.700%, 04/01/23.............................   1,295   1,332,335
    3.350%, 09/15/25.............................   1,685   1,794,790
Hormel Foods Corp.
    4.125%, 04/15/21.............................   1,496   1,640,838
HP, Inc.
    4.375%, 09/15/21.............................  12,625  13,591,911
Humana, Inc.
    2.625%, 10/01/19.............................     455     464,125
    3.850%, 10/01/24.............................   7,916   8,373,197
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,720   2,758,700
    3.150%, 03/14/21.............................   1,600   1,651,163
    2.300%, 01/14/22.............................   3,330   3,301,535
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................   1,959   1,988,975
Illinois Tool Works, Inc.
    1.950%, 03/01/19.............................     314     318,069
    3.500%, 03/01/24.............................   6,474   6,981,477
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................     264     294,165
Intel Corp.
    2.450%, 07/29/20.............................   1,209   1,245,823
    2.700%, 12/15/22.............................   1,942   2,013,825
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   1,682   1,716,313
    4.000%, 10/15/23.............................   1,492   1,617,611
International Business Machines Corp.
#   1.950%, 02/12/19.............................   1,266   1,283,804
    1.875%, 05/15/19.............................     984     996,504
    2.250%, 02/19/21.............................  20,000  20,422,140
    3.375%, 08/01/23.............................   4,409   4,703,764
#   3.625%, 02/12/24.............................   9,712  10,448,713
International Paper Co.
    3.650%, 06/15/24.............................   7,942   8,260,331
    3.800%, 01/15/26.............................   1,062   1,119,578
Interpublic Group of Cos., Inc. (The)
    4.200%, 04/15/24.............................   3,949   4,213,595
ITC Holdings Corp.
    3.650%, 06/15/24.............................   9,827  10,240,432
Jefferies Group LLC
    5.125%, 04/13/18.............................     184     191,630
Jersey Central Power & Light Co.
    7.350%, 02/01/19.............................     940   1,044,994

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
JM Smucker Co. (The)
    3.500%, 03/15/25.............................   5,000 $ 5,261,125
John Deere Capital Corp.
    2.000%, 01/13/17.............................     648     649,345
    2.050%, 03/10/20.............................   3,491   3,524,552
    2.550%, 01/08/21.............................  13,661  14,060,352
    3.350%, 06/12/24.............................   6,267   6,660,944
Johnson & Johnson
    1.650%, 03/01/21.............................   1,500   1,509,726
    3.375%, 12/05/23.............................   6,474   7,041,724
    2.450%, 03/01/26.............................   3,250   3,280,508
Johnson Controls, Inc.
    2.600%, 12/01/16.............................     550     550,692
    3.625%, 07/02/24.............................     994   1,050,628
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................     172     173,067
    2.350%, 01/28/19.............................   2,126   2,160,690
    6.300%, 04/23/19.............................     232     257,169
    2.250%, 01/23/20.............................     796     802,651
    4.350%, 08/15/21.............................   2,719   2,969,743
    3.625%, 05/13/24.............................  12,273  12,906,545
    3.900%, 07/15/25.............................  11,150  11,855,360
Juniper Networks, Inc.
    3.300%, 06/15/20.............................   3,000   3,113,463
    4.600%, 03/15/21.............................   2,590   2,791,046
    4.500%, 03/15/24.............................   4,273   4,549,882
Kellogg Co.
    1.875%, 11/17/16.............................     509     509,048
    1.750%, 05/17/17.............................     431     432,664
    3.250%, 04/01/26.............................   4,100   4,188,851
KeyBank NA
    2.500%, 12/15/19.............................     528     539,763
KeyCorp
    2.900%, 09/15/20.............................   5,241   5,396,852
    5.100%, 03/24/21.............................   4,532   5,079,044
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................     497     503,852
    2.400%, 06/01/23.............................   1,942   1,975,657
KLA-Tencor Corp.
    3.375%, 11/01/19.............................     324     334,232
    4.650%, 11/01/24.............................   2,850   3,110,450
Kohl's Corp.
    3.250%, 02/01/23.............................   1,295   1,283,458
    4.750%, 12/15/23.............................   6,474   6,976,421
#   4.250%, 07/17/25.............................   6,350   6,542,627
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................   9,255   9,773,382
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,617   1,642,701
    3.300%, 01/15/21.............................   2,000   2,097,160
    3.850%, 08/01/23.............................   7,111   7,623,938
L-3 Communications Corp.
    4.750%, 07/15/20.............................     550     597,134
    3.950%, 05/28/24.............................   2,498   2,617,644

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   2,242 $2,256,912
    2.625%, 02/01/20.............................   2,193  2,229,338
    4.000%, 11/01/23.............................   3,885  4,145,722
Lam Research Corp.
    2.750%, 03/15/20.............................   1,058  1,074,429
Legg Mason, Inc.
    2.700%, 07/15/19.............................     529    539,143
#   3.950%, 07/15/24.............................   4,791  4,909,486
Liberty Mutual Group, Inc.
##  5.000%, 06/01/21.............................   6,743  7,523,482
Lincoln National Corp.
    6.250%, 02/15/20.............................     117    131,561
Lockheed Martin Corp.
    4.250%, 11/15/19.............................   5,000  5,394,070
    2.500%, 11/23/20.............................   9,600  9,849,754
    2.900%, 03/01/25.............................   4,532  4,600,959
    3.550%, 01/15/26.............................   4,856  5,143,038
Loews Corp.
    2.625%, 05/15/23.............................   3,805  3,808,759
    3.750%, 04/01/26.............................   2,000  2,101,902
Lowe's Cos., Inc.
    3.120%, 04/15/22.............................   1,295  1,364,123
    3.875%, 09/15/23.............................   2,287  2,519,158
    3.375%, 09/15/25.............................   4,014  4,279,446
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22.............................   7,879  8,226,692
#   2.875%, 02/15/23.............................   5,674  5,460,050
#   3.625%, 06/01/24.............................   3,237  3,205,009
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.............................   1,534  1,653,397
Manufacturers & Traders Trust Co.
    2.250%, 07/25/19.............................     477    484,918
    2.100%, 02/06/20.............................   3,733  3,758,817
    2.900%, 02/06/25.............................   8,028  8,080,768
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................   8,287  8,287,928
Markel Corp.
    3.625%, 03/30/23.............................   1,295  1,326,220
Marriott International, Inc.
    3.000%, 03/01/19.............................     575    590,044
    2.875%, 03/01/21.............................   1,021  1,050,685
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     892    895,181
    2.350%, 09/10/19.............................     529    536,322
    3.500%, 06/03/24.............................   8,417  8,818,230
MasterCard, Inc.
    2.000%, 04/01/19.............................   5,853  5,948,989
    3.375%, 04/01/24.............................   1,808  1,922,634
Mattel, Inc.
    1.700%, 03/15/18.............................     578    579,117
    2.350%, 05/06/19.............................   2,372  2,401,017
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................     646    655,321

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
McDonald's Corp.
    5.350%, 03/01/18.............................     392 $   412,835
    2.100%, 12/07/18.............................   2,576   2,607,785
    2.200%, 05/26/20.............................   1,891   1,919,819
    3.500%, 07/15/20.............................   4,972   5,258,024
    2.625%, 01/15/22.............................   1,878   1,928,312
McKesson Corp.
    1.400%, 03/15/18.............................   1,068   1,065,896
    2.284%, 03/15/19.............................  17,000  17,212,024
    3.796%, 03/15/24.............................   3,399   3,623,480
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................   6,000   6,404,436
Merck & Co., Inc.
#   2.800%, 05/18/23.............................   5,180   5,349,868
    2.750%, 02/10/25.............................   8,845   9,019,954
MetLife, Inc.
    3.600%, 04/10/24.............................  13,609  14,421,253
Microsoft Corp.
    1.625%, 12/06/18.............................     973     985,035
    1.850%, 02/12/20.............................   2,560   2,589,332
    3.000%, 10/01/20.............................   5,000   5,271,230
    2.000%, 11/03/20.............................  13,700  13,897,253
    3.625%, 12/15/23.............................   9,398  10,187,573
    2.700%, 02/12/25.............................   1,942   1,975,022
Mobil Corp.
    8.625%, 08/15/21.............................   1,303   1,700,612
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................      97      97,393
#   3.500%, 05/01/22.............................   5,180   5,518,472
Mondelez International, Inc.
    2.250%, 02/01/19.............................     138     140,133
    5.375%, 02/10/20.............................     169     187,729
    4.000%, 02/01/24.............................  10,272  11,397,565
Monsanto Co.
    1.850%, 11/15/18.............................   2,959   2,965,670
    2.125%, 07/15/19.............................     264     266,477
    5.500%, 08/15/25.............................   2,266   2,638,145
Morgan Stanley
    4.750%, 03/22/17.............................   2,211   2,242,648
    7.300%, 05/13/19.............................     635     718,015
    2.500%, 04/21/21.............................   2,500   2,518,053
    5.500%, 07/28/21.............................   5,387   6,115,710
    3.875%, 04/29/24.............................  12,122  12,844,920
Mosaic Co. (The)
    4.250%, 11/15/23.............................   4,011   4,116,321
Motorola Solutions, Inc.
    3.750%, 05/15/22.............................   3,237   3,328,494
    3.500%, 03/01/23.............................   3,237   3,244,096
Nasdaq, Inc.
    4.250%, 06/01/24.............................   2,849   3,024,444
National Oilwell Varco, Inc.
    2.600%, 12/01/22.............................   9,831   9,271,587
NetApp, Inc.
    2.000%, 12/15/17.............................     982     986,938
    3.250%, 12/15/22.............................   1,101   1,121,943

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Newell Brands, Inc.
    6.250%, 04/15/18.............................   1,277 $ 1,356,894
    4.000%, 06/15/22.............................   6,559   6,972,381
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   1,109   1,129,508
    4.500%, 06/01/21.............................     838     922,233
NIKE, Inc.
    2.375%, 11/01/26.............................   8,800   8,696,477
NiSource Finance Corp.
    6.400%, 03/15/18.............................     117     124,388
    5.450%, 09/15/20.............................     895     998,646
    6.125%, 03/01/22.............................   4,544   5,375,207
    3.850%, 02/15/23.............................   2,362   2,502,995
Noble Energy, Inc.
    4.150%, 12/15/21.............................   1,737   1,842,858
    3.900%, 11/15/24.............................   1,574   1,618,873
Nordstrom, Inc.
    4.750%, 05/01/20.............................   1,353   1,470,087
    4.000%, 10/15/21.............................     971   1,035,881
Norfolk Southern Corp.
    2.903%, 02/15/23.............................   4,532   4,646,664
Northern Trust Corp.
    3.375%, 08/23/21.............................   1,942   2,076,520
Northrop Grumman Corp.
    1.750%, 06/01/18.............................     626     630,282
Nucor Corp.
    5.750%, 12/01/17.............................     236     246,311
    4.000%, 08/01/23.............................   2,466   2,651,118
O'Reilly Automotive, Inc.
    3.800%, 09/01/22.............................     730     768,353
Occidental Petroleum Corp.
    2.700%, 02/15/23.............................   5,600   5,691,437
Ohio Power Co.
    5.375%, 10/01/21.............................   2,335   2,648,231
Omnicom Group, Inc.
    4.450%, 08/15/20.............................   4,000   4,349,196
    3.650%, 11/01/24.............................   1,295   1,357,767
ONE Gas, Inc.
    2.070%, 02/01/19.............................     497     503,549
Oracle Corp.
    1.200%, 10/15/17.............................     501     502,127
    2.500%, 10/15/22.............................   1,942   1,974,447
    2.950%, 05/15/25.............................  16,683  17,044,938
PACCAR Financial Corp.
    1.600%, 03/15/17.............................      45      45,122
    1.750%, 08/14/18.............................   1,185   1,195,467
Pacific Gas & Electric Co.
    3.850%, 11/15/23.............................   3,237   3,526,524
    3.750%, 02/15/24.............................   6,578   7,120,402
#   3.500%, 06/15/25.............................   4,338   4,632,103
Packaging Corp. of America
    4.500%, 11/01/23.............................   3,933   4,301,160
Parker-Hannifin Corp.
    3.300%, 11/21/24.............................   6,164   6,503,045

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................   4,721 $ 4,832,180
PepsiCo, Inc.
    5.000%, 06/01/18.............................     920     975,287
    4.500%, 01/15/20.............................     206     225,369
    2.150%, 10/14/20.............................  15,238  15,510,989
    2.750%, 03/05/22.............................   5,343   5,575,976
    2.750%, 03/01/23.............................   4,532   4,701,248
    3.500%, 07/17/25.............................   6,474   6,952,351
Pfizer, Inc.
    2.100%, 05/15/19.............................   1,058   1,076,172
    3.000%, 06/15/23.............................   1,942   2,037,469
#   3.400%, 05/15/24.............................   6,474   7,006,279
PG&E Corp.
    2.400%, 03/01/19.............................     173     175,808
Philip Morris International, Inc.
    1.625%, 03/20/17.............................     219     219,596
    5.650%, 05/16/18.............................   8,070   8,592,290
    2.500%, 08/22/22.............................   1,974   2,009,210
    3.250%, 11/10/24.............................   5,916   6,233,121
Phillips 66
    4.300%, 04/01/22.............................   7,284   8,002,035
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................   8,350   8,322,971
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................   6,114   6,292,027
PNC Bank NA
    1.500%, 02/23/18.............................   1,767   1,770,990
    2.400%, 10/18/19.............................     846     864,003
    2.600%, 07/21/20.............................     635     650,524
    3.300%, 10/30/24.............................   3,788   3,971,676
#   2.950%, 02/23/25.............................   8,093   8,261,302
PNC Financial Services Group, Inc. (The)
    4.375%, 08/11/20.............................   3,800   4,134,605
    3.300%, 03/08/22.............................   5,229   5,540,335
PPL Capital Funding, Inc.
    3.400%, 06/01/23.............................   4,914   5,120,113
Praxair, Inc.
    1.250%, 11/07/18.............................   1,219   1,218,656
    2.200%, 08/15/22.............................     809     815,745
Precision Castparts Corp.
    2.500%, 01/15/23.............................   5,180   5,255,364
Priceline Group, Inc. (The)
    3.600%, 06/01/26.............................   2,650   2,755,096
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................   8,378   8,465,316
Private Export Funding Corp.
    4.300%, 12/15/21.............................     911   1,027,148
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................   1,533   1,548,430
Progress Energy, Inc.
    4.875%, 12/01/19.............................     553     602,806
    4.400%, 01/15/21.............................   2,300   2,504,079

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Progressive Corp. (The)
#   3.750%, 08/23/21.............................   4,403 $ 4,770,021
Prudential Financial, Inc.
    2.350%, 08/15/19.............................   1,587   1,615,899
    5.375%, 06/21/20.............................     201     223,871
    4.500%, 11/15/20.............................   1,361   1,488,383
    3.500%, 05/15/24.............................   9,712  10,183,576
PSEG Power LLC
    2.450%, 11/15/18.............................     529     536,575
    5.125%, 04/15/20.............................   2,269   2,469,759
#   4.300%, 11/15/23.............................   5,883   6,309,023
Puget Energy, Inc.
    6.000%, 09/01/21.............................   7,992   9,210,524
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000   1,001,113
    2.250%, 05/20/20.............................     543     551,976
    3.000%, 05/20/22.............................   1,000   1,043,120
    3.450%, 05/20/25.............................   6,474   6,788,442
Quest Diagnostics, Inc.
    4.700%, 04/01/21.............................   3,885   4,271,748
    3.500%, 03/30/25.............................     388     400,626
Raytheon Co.
    6.750%, 03/15/18.............................     402     432,564
    3.125%, 10/15/20.............................   4,050   4,267,542
    2.500%, 12/15/22.............................   1,424   1,461,672
Reinsurance Group of America, Inc.
    5.000%, 06/01/21.............................     971   1,057,114
    4.700%, 09/15/23.............................   3,885   4,237,894
    3.950%, 09/15/26.............................   9,600   9,916,675
Republic Services, Inc.
    3.800%, 05/15/18.............................     533     552,065
    5.500%, 09/15/19.............................     631     697,984
    3.550%, 06/01/22.............................   4,540   4,848,221
Reynolds American, Inc.
    2.300%, 08/21/17.............................   1,307   1,316,868
    6.875%, 05/01/20.............................   4,095   4,760,130
Rockwell Automation, Inc.
    2.875%, 03/01/25.............................   3,855   3,926,645
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,685   1,700,622
    3.000%, 12/15/20.............................   1,300   1,346,232
Ryder System, Inc.
    2.500%, 03/01/18.............................     343     347,412
    2.450%, 09/03/19.............................   1,166   1,186,340
SCANA Corp.
    4.125%, 02/01/22.............................   1,965   2,041,338
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,350   2,403,310
    2.800%, 06/15/20.............................     550     561,104
    3.500%, 06/15/22.............................   7,784   8,067,859
    3.900%, 11/15/24.............................   5,439   5,639,166
Sempra Energy
    2.850%, 11/15/20.............................   5,400   5,558,512
    4.050%, 12/01/23.............................   4,254   4,587,258
    3.550%, 06/15/24.............................   6,604   6,944,073

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Sherwin Williams Co. (The)
    3.450%, 08/01/25.............................   4,597 $ 4,750,361
Southern Co. (The)
    2.750%, 06/15/20.............................   1,146   1,176,983
Southern Power Co.
    4.150%, 12/01/25.............................   1,450   1,551,877
Southwest Airlines Co.
    2.750%, 11/06/19.............................   7,120   7,331,272
    2.650%, 11/05/20.............................   5,200   5,318,976
Spectra Energy Capital LLC
    3.300%, 03/15/23.............................   5,652   5,545,833
Spectra Energy Partners L.P.
    4.750%, 03/15/24.............................   1,937   2,117,418
St Jude Medical, Inc.
    2.800%, 09/15/20.............................     132     134,940
    3.250%, 04/15/23.............................   3,237   3,322,356
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.............................   3,237   3,434,761
Staples, Inc.
#   4.375%, 01/12/23.............................   1,079   1,104,105
Starbucks Corp.
    2.000%, 12/05/18.............................   1,831   1,860,644
    2.100%, 02/04/21.............................   1,289   1,307,495
    3.850%, 10/01/23.............................   1,245   1,371,501
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     504     542,731
State Street Corp.
    2.550%, 08/18/20.............................   1,248   1,285,515
    4.375%, 03/07/21.............................   2,120   2,331,606
    1.950%, 05/19/21.............................   2,384   2,387,247
    3.300%, 12/16/24.............................  10,883  11,484,895
    3.550%, 08/18/25.............................   7,000   7,533,561
Stryker Corp.
    2.625%, 03/15/21.............................   1,600   1,630,397
    3.375%, 05/15/24.............................     518     539,156
    3.375%, 11/01/25.............................   5,985   6,214,489
SunTrust Bank
    2.750%, 05/01/23.............................   3,172   3,185,208
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................     952     970,968
    2.900%, 03/03/21.............................   6,600   6,813,833
Symantec Corp.
    2.750%, 06/15/17.............................     491     494,624
    4.200%, 09/15/20.............................   3,000   3,137,316
Sysco Corp.
    2.600%, 10/01/20.............................   3,000   3,072,330
Target Corp.
    2.300%, 06/26/19.............................   1,006   1,030,652
    2.900%, 01/15/22.............................   6,351   6,615,379
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................     212     235,482
    2.950%, 04/01/22.............................   4,206   4,348,625
    3.625%, 04/01/25.............................   7,444   7,823,220
Tech Data Corp.
    3.750%, 09/21/17.............................     491     499,900

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Texas Instruments, Inc.
    2.250%, 05/01/23.............................     665 $   658,998
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................     915     919,732
    2.400%, 02/01/19.............................   1,000   1,016,702
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   1,132   1,164,290
##  4.125%, 11/01/24.............................   2,780   2,884,706
Time Warner, Inc.
    4.750%, 03/29/21.............................   2,482   2,732,724
    4.000%, 01/15/22.............................   1,165   1,247,216
    3.550%, 06/01/24.............................   4,532   4,696,226
    3.600%, 07/15/25.............................   8,500   8,836,592
TJX Cos., Inc. (The)
    2.750%, 06/15/21.............................   3,480   3,620,804
    2.500%, 05/15/23.............................   4,170   4,223,981
Total System Services, Inc.
    2.375%, 06/01/18.............................     475     478,092
Travelers Cos., Inc. (The)
    3.900%, 11/01/20.............................   6,000   6,502,254
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,153   2,200,934
    4.500%, 06/15/22.............................   8,092   8,874,933
U.S. Bancorp
    2.200%, 04/25/19.............................   1,587   1,617,715
    2.350%, 01/29/21.............................   1,815   1,854,576
U.S. Bank NA
    2.125%, 10/28/19.............................   5,708   5,804,220
    2.800%, 01/27/25.............................   4,000   4,080,980
Union Pacific Corp.
    2.250%, 02/15/19.............................     436     444,621
    1.800%, 02/01/20.............................     846     857,336
    2.750%, 04/15/23.............................     647     663,776
    3.250%, 01/15/25.............................   9,626  10,158,472
United Technologies Corp.
    1.800%, 06/01/17.............................     262     263,318
    3.100%, 06/01/22.............................   1,900   2,002,372
    7.500%, 09/15/29.............................     622     914,292
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................     169     174,180
    1.400%, 10/15/17.............................     609     610,504
    1.625%, 03/15/19.............................   9,222   9,268,230
    2.300%, 12/15/19.............................     969     990,250
    2.750%, 02/15/23.............................   8,773   8,964,287
    2.875%, 03/15/23.............................   5,827   6,010,405
    3.750%, 07/15/25.............................   5,867   6,335,955
Unum Group
    4.000%, 03/15/24.............................   5,110   5,198,285
    3.875%, 11/05/25.............................   2,000   2,014,530
Valero Energy Corp.
    9.375%, 03/15/19.............................     593     693,797
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   1,164   1,207,607
    2.550%, 06/17/19.............................     317     324,546
    4.500%, 09/15/20.............................   3,100   3,375,987

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
    4.600%, 04/01/21.............................   2,622 $ 2,882,750
    5.150%, 09/15/23.............................  13,026  14,876,838
Viacom, Inc.
    2.500%, 12/15/16.............................     786     787,698
    3.500%, 04/01/17.............................   2,000   2,018,166
    2.200%, 04/01/19.............................   2,730   2,742,998
    2.750%, 12/15/19.............................   2,193   2,231,575
    4.500%, 03/01/21.............................   1,878   2,033,378
    4.250%, 09/01/23.............................     647     687,462
    3.875%, 04/01/24.............................   7,996   8,250,233
Visa, Inc.
    3.150%, 12/14/25.............................   6,775   7,070,343
Wal-Mart Stores, Inc.
    2.550%, 04/11/23.............................   6,827   6,993,729
    3.300%, 04/22/24.............................   6,782   7,264,051
    7.550%, 02/15/30.............................   2,180   3,257,038
Walgreen Co.
    5.250%, 01/15/19.............................      72      77,445
    3.100%, 09/15/22.............................   8,562   8,854,820
Walgreens Boots Alliance, Inc.
    3.300%, 11/18/21.............................  12,978  13,591,094
    3.450%, 06/01/26.............................   3,000   3,059,232
Walt Disney Co. (The)
    1.125%, 02/15/17.............................     594     594,468
    2.150%, 09/17/20.............................   1,058   1,081,240
#   3.150%, 09/17/25.............................   6,474   6,806,213
Waste Management, Inc.
#   4.600%, 03/01/21.............................   1,852   2,040,991
    3.500%, 05/15/24.............................   5,000   5,301,715
    3.125%, 03/01/25.............................   3,500   3,626,403
WEC Energy Group, Inc.
    2.450%, 06/15/20.............................   1,677   1,710,991
Wells Fargo & Co.
    2.100%, 05/08/17.............................     758     761,541
    2.125%, 04/22/19.............................   1,587   1,604,686
    2.600%, 07/22/20.............................   4,500   4,586,351
    3.500%, 03/08/22.............................   8,870   9,326,725
    3.000%, 02/19/25.............................  14,354  14,379,966
Western Union Co. (The)
    5.253%, 04/01/20.............................   2,310   2,530,485
Whirlpool Corp.
    4.700%, 06/01/22.............................   1,942   2,165,823
    3.700%, 05/01/25.............................  12,588  13,072,802
Wisconsin Electric Power Co.
#   3.100%, 06/01/25.............................   3,237   3,374,893
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................     176     181,222
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   1,021   1,030,385
    3.900%, 03/01/23.............................   7,629   7,829,544
Xerox Corp.
    2.750%, 03/15/19.............................   1,643   1,658,602
    5.625%, 12/15/19.............................     635     692,140
    4.500%, 05/15/21.............................   2,237   2,390,407
#   3.800%, 05/15/24.............................   4,340   4,284,431

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Xilinx, Inc.
    2.125%, 03/15/19.............................   5,016 $    5,069,521
    3.000%, 03/15/21.............................     989      1,020,419
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................   1,430      1,454,158
Zoetis, Inc.
    3.250%, 02/01/23.............................   4,532      4,633,077
                                                          --------------
TOTAL UNITED STATES..............................          2,634,816,366
                                                          --------------
TOTAL BONDS......................................          3,645,348,458
                                                          --------------

AGENCY OBLIGATIONS -- (14.3%)
Federal Farm Credit Bank
    5.100%, 09/03/19.............................   2,695      2,993,867
    5.320%, 09/03/19.............................   6,379      7,129,885
    5.150%, 11/15/19.............................   3,354      3,754,739
    4.670%, 05/07/20.............................   1,677      1,871,453
    5.350%, 08/07/20.............................   2,007      2,300,793
    3.650%, 12/21/20.............................  13,178     14,385,988
    5.250%, 03/02/21.............................   1,827      2,105,658
    5.220%, 02/22/22.............................   1,497      1,776,881
    5.210%, 12/19/22.............................   6,349      7,641,491
    4.800%, 02/13/23.............................     583        685,772
    5.250%, 03/06/23.............................   1,797      2,170,361
    5.220%, 05/15/23.............................  14,406     17,405,545
    2.630%, 08/03/26.............................   5,827      6,000,749
    5.770%, 01/05/27.............................   1,942      2,557,655
Federal Home Loan Bank
    4.875%, 05/17/17.............................   1,620      1,657,855
    5.000%, 11/17/17.............................   9,620     10,048,042
    0.750%, 12/08/17.............................   3,600      3,598,247
    3.125%, 12/08/17.............................   5,990      6,143,188
    1.375%, 03/09/18.............................  11,185     11,268,675
    1.250%, 06/08/18.............................   9,375      9,427,631
    4.750%, 06/08/18.............................   3,170      3,365,402
    2.000%, 09/14/18.............................  14,660     14,928,688
    1.750%, 12/14/18.............................  24,920     25,321,985
    1.500%, 03/08/19.............................  11,350     11,481,456
    1.875%, 03/08/19.............................  16,720     17,045,271
    5.375%, 05/15/19.............................  16,985     18,828,433
    1.625%, 06/14/19.............................  16,120     16,362,074
    5.125%, 08/15/19.............................   1,585      1,758,358
    1.375%, 09/13/19.............................   1,495      1,507,407
    4.500%, 09/13/19.............................  11,070     12,129,133
    4.125%, 12/13/19.............................   7,785      8,481,423
    1.875%, 03/13/20.............................  37,695     38,557,537
#   4.125%, 03/13/20.............................  44,635     48,980,931
    3.000%, 03/18/20.............................   5,415      5,726,162
    3.375%, 06/12/20.............................   8,535      9,166,257
    2.875%, 09/11/20.............................   4,405      4,668,349
    4.625%, 09/11/20.............................   7,680      8,635,162
    3.125%, 12/11/20.............................   1,795      1,918,702
    5.250%, 12/11/20.............................   2,260      2,607,988
    1.750%, 03/12/21.............................  12,110     12,278,583
    5.000%, 03/12/21.............................   1,555      1,792,153
    2.250%, 06/11/21.............................  20,965     21,705,777

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
    3.625%, 06/11/21.............................   3,005 $  3,303,421
    5.625%, 06/11/21.............................  11,075   13,144,452
    2.375%, 09/10/21.............................  11,785   12,296,764
    3.000%, 09/10/21.............................   9,355   10,031,217
    2.625%, 12/10/21.............................  32,225   34,015,131
    5.000%, 12/10/21.............................  13,625   15,986,349
    2.250%, 03/11/22.............................   2,995    3,106,345
    2.500%, 03/11/22.............................   3,295    3,458,587
    5.250%, 06/10/22.............................   2,470    2,953,811
    5.750%, 06/10/22.............................   5,840    7,138,594
    2.000%, 09/09/22.............................   4,860    4,968,077
    5.375%, 09/30/22.............................  18,980   22,942,037
    5.250%, 12/09/22.............................   4,490    5,390,303
    4.750%, 03/10/23.............................  14,735   17,428,985
    3.250%, 06/09/23.............................  10,480   11,448,824
    5.375%, 08/15/24.............................   3,855    4,832,551
    5.365%, 09/09/24.............................     600      749,977
    4.375%, 03/13/26.............................   6,020    7,171,939
    5.750%, 06/12/26.............................  11,915   15,629,466
Federal Home Loan Mortgage Corp.
    1.000%, 07/28/17.............................     589      590,702
    1.000%, 09/29/17.............................      90       90,247
    1.750%, 05/30/19.............................     529      539,058
Federal Home Loan Mortgage Corporation
    1.250%, 05/12/17.............................     491      492,741
    6.750%, 09/15/29.............................  17,421   25,714,494
Federal National Mortgage Association
    1.875%, 09/18/18.............................   1,499    1,525,828
    1.875%, 02/19/19.............................   1,058    1,078,801
#   1.500%, 06/22/20.............................   4,549    4,601,832
    1.250%, 05/06/21.............................   5,000    4,968,630
    6.250%, 05/15/29.............................  33,322   47,146,098
    7.125%, 01/15/30.............................   6,474    9,900,034
    6.625%, 11/15/30.............................  19,500   29,061,240
Tennessee Valley Authority
    6.250%, 12/15/17.............................   5,255    5,572,991
    4.500%, 04/01/18.............................  14,469   15,194,939
    1.750%, 10/15/18.............................   3,237    3,283,085
    3.875%, 02/15/21.............................  31,741   34,967,155
#   1.875%, 08/15/22.............................  38,243   38,812,438
    2.875%, 09/15/24.............................  51,425   54,837,974
    6.750%, 11/01/25.............................  25,623   35,100,025
    7.125%, 05/01/30.............................     500      754,108
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................          912,400,956
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (24.6%)
U.S. Treasury Bonds
    8.750%, 08/15/20.............................  25,517   32,696,129
    8.125%, 05/15/21.............................  37,017   48,159,839
    8.125%, 08/15/21.............................  35,789   47,060,006
#   7.250%, 08/15/22.............................  28,959   38,307,710

                                                      FACE
                                                     AMOUNT^       VALUE+
                                                     -------       ------
                                                      (000)
      6.250%, 08/15/23.............................     51,741 $   67,370,274
#     7.500%, 11/15/24.............................     49,948     72,037,725
      6.875%, 08/15/25.............................     27,371     38,890,689
      6.000%, 02/15/26.............................     44,667     60,789,562
      6.750%, 08/15/26.............................     39,317     56,756,541
      6.625%, 02/15/27.............................     45,173     65,452,468
      5.250%, 11/15/28.............................     36,868     49,896,942
      5.250%, 02/15/29.............................     35,850     48,703,789
      6.125%, 08/15/29.............................     45,884     67,432,741
#     6.250%, 05/15/30.............................     51,011     76,810,792
#     5.375%, 02/15/31.............................     71,000    100,892,136
U.S. Treasury Notes
      3.125%, 05/15/19.............................     15,612     16,461,219
      1.750%, 09/30/19.............................     12,210     12,473,272
      3.625%, 02/15/20.............................     10,482     11,343,711
      1.125%, 03/31/20.............................     11,081     11,092,891
      1.125%, 04/30/20.............................      5,990      5,990,968
      3.500%, 05/15/20.............................      4,492      4,860,391
      1.875%, 06/30/20.............................     22,462     23,052,298
      2.000%, 07/31/20.............................     23,360     24,076,620
      2.000%, 09/30/20.............................     52,328     53,944,521
      3.625%, 02/15/21.............................     39,500     43,402,166
      3.125%, 05/15/21.............................     49,865     53,868,029
      2.000%, 10/31/21.............................     54,757     56,446,952
      1.500%, 02/28/23.............................     70,300     70,077,571
      1.500%, 03/31/23.............................     58,000     57,784,762
      1.750%, 05/15/23.............................     69,000     69,754,722
      2.750%, 02/15/24.............................     86,412     93,044,597
      2.250%, 11/15/24.............................     36,000     37,449,828
      2.125%, 05/15/25.............................     45,000     46,288,485
                                                               --------------
TOTAL U.S. TREASURY OBLIGATIONS....................             1,562,670,346
                                                               --------------
TOTAL INVESTMENT SECURITIES........................             6,120,419,760
                                                               --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund............... 20,149,732    233,172,704
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $6,237,228,958)........................            $6,353,592,464
                                                               ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                          ------- -------------- ------- --------------
Bonds
  Australia..............................   --    $   99,961,379   --    $   99,961,379
  Austria................................   --         1,964,615   --         1,964,615
  Belgium................................   --        20,693,529   --        20,693,529
  Canada.................................   --       162,152,455   --       162,152,455
  Denmark................................   --        17,076,018   --        17,076,018
  Finland................................   --         2,456,248   --         2,456,248
  France.................................   --        73,783,817   --        73,783,817
  Germany................................   --        92,748,466   --        92,748,466
  Ireland................................   --        54,771,451   --        54,771,451
  Italy..................................   --         8,484,056   --         8,484,056
  Japan..................................   --       102,602,165   --       102,602,165
  Netherlands............................   --        87,840,510   --        87,840,510
  Norway.................................   --        24,018,906   --        24,018,906
  Spain..................................   --        23,651,295   --        23,651,295
  Supranational Organization Obligations.   --        21,367,302   --        21,367,302
  Sweden.................................   --         8,567,517   --         8,567,517
  Switzerland............................   --        57,649,816   --        57,649,816
  United Kingdom.........................   --       150,742,547   --       150,742,547
  United States..........................   --     2,634,816,366   --     2,634,816,366
Agency Obligations.......................   --       912,400,956   --       912,400,956
U.S. Treasury Obligations................   --     1,562,670,346   --     1,562,670,346
Securities Lending Collateral............   --       233,172,704   --       233,172,704
                                            --    --------------   --    --------------
TOTAL....................................   --    $6,353,592,464   --    $6,353,592,464
                                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    DFA DIVERSIFIED FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                FACE
                                                               AMOUNT^     VALUE+
                                                              --------- ------------
                                                                (000)
U.S. TREASURY OBLIGATIONS -- (19.5%)
Treasury Inflation Protected Security
 1.625%, 01/15/18............................................     2,627 $  2,703,003
 0.125%, 04/15/18............................................     7,764    7,838,878
 0.125%, 04/15/20............................................     1,400    1,426,649
 2.375%, 01/15/25............................................     8,246    9,764,573
                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS..............................             21,733,103
                                                                        ------------

                                                               SHARES
                                                              ---------
AFFILIATED INVESTMENT COMPANIES -- (78.6%)
Investment in DFA Intermediate Government Fixed Income
 Portfolio of DFA Investment Dimensions Group Inc............ 4,257,052   54,745,686
Investment in DFA Two-Year Global Fixed Income Portfolio
 of DFA Investment Dimensions Group Inc...................... 3,283,866   32,805,824
                                                                        ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.........             87,551,510
                                                                        ------------
TOTAL INVESTMENT SECURITIES..................................            109,284,613
                                                                        ------------
TEMPORARY CASH INVESTMENTS -- (1.9%)
   State Street Institutional U.S. Government Money Market
    Fund, 0.260%............................................. 2,103,106    2,103,106
                                                                        ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $111,875,698)............           $111,387,719
                                                                        ============

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- ------------
U.S. Treasury Obligations..........          -- $21,733,103   --    $ 21,733,103
Affiliated Investment Companies.... $87,551,510          --   --      87,551,510
Temporary Cash Investments.........   2,103,106          --   --       2,103,106
                                    ----------- -----------   --    ------------
TOTAL.............................. $89,654,616 $21,733,103   --    $111,387,719
                                    =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

                              DFA LTIP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                               FACE
                                                             AMOUNT^^^   VALUE+
                                                             --------- -----------
                                                               (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
 0.625%, 02/15/43...........................................  $20,447  $20,993,590
 1.375%, 02/15/44...........................................   11,218   13,451,721
 0.750%, 02/15/45...........................................   12,771   13,149,895
 1.000%, 02/15/46...........................................   11,830   12,980,478
                                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS.............................            60,575,684
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $55,748,675)............           $60,575,684
                                                                       ===========

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                    -------  ----------- ------- -----------
U.S. Treasury Obligations..........   --     $60,575,684   --    $60,575,684
                                      --     -----------   --    -----------
TOTAL..............................   --     $60,575,684   --    $60,575,684
                                      ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                           FACE
                                                         AMOUNT^^^      VALUE+
                                                         ---------- --------------
                                                           (000)
U.S. TREASURY OBLIGATIONS -- (99.8%)
Treasury Inflation Protected Security
 0.625%, 07/15/21....................................... $  210,000 $  235,388,388
 0.125%, 01/15/22.......................................    236,500    256,630,725
 0.125%, 07/15/22.......................................    180,500    193,359,863
 0.125%, 01/15/23.......................................    200,300    212,013,840
 0.375%, 07/15/23.......................................    171,000    182,963,567
 0.625%, 01/15/24.......................................    202,000    217,858,141
 0.125%, 07/15/24.......................................    192,000    196,751,075
 0.250%, 01/15/25.......................................    231,000    238,034,497
 2.375%, 01/15/25.......................................    135,000    204,248,014
 0.375%, 07/15/25.......................................    193,000    201,220,396
 0.625%, 01/15/26.......................................    157,000    166,117,941
 2.000%, 01/15/26.......................................    122,800    173,728,107
 2.375%, 01/15/27.......................................    111,500    161,905,576
 1.750%, 01/15/28.......................................    127,700    170,386,558
 3.625%, 04/15/28.......................................    105,500    214,752,469
 2.500%, 01/15/29.......................................    117,500    165,607,125
 3.875%, 04/15/29.......................................    103,245    215,528,124
 3.375%, 04/15/32.......................................     47,000     92,488,655
                                                                    --------------
TOTAL U.S. TREASURY OBLIGATIONS.........................             3,498,983,061
                                                                    --------------
TOTAL INVESTMENT SECURITIES.............................             3,498,983,061
                                                                    --------------

                                                          SHARES
                                                         ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market
 Fund, 0.260%...........................................  8,579,556      8,579,556
                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,366,994,398)..................................            $3,507,562,617
                                                                    ==============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
U.S. Treasury Obligations.....         -- $3,498,983,061   --    $3,498,983,061
Temporary Cash Investments.... $8,579,556             --   --         8,579,556
                               ---------- --------------   --    --------------
TOTAL......................... $8,579,556 $3,498,983,061   --    $3,507,562,617
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (88.1%)
AUSTRALIA -- (2.6%)
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17.............................     358 $   360,145
    1.450%, 05/15/18.............................     358     357,825
BHP Billiton Finance USA, Ltd.
    1.875%, 11/21/16.............................   1,300   1,300,481
    1.625%, 02/24/17.............................     824     825,112
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................     787     791,116
    2.500%, 09/20/18.............................     916     932,570
    2.250%, 03/13/19.............................   5,000   5,066,605
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,174   5,285,236
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................   3,500   3,546,704
Westpac Banking Corp.
    2.000%, 08/14/17.............................     501     503,998
    2.600%, 11/23/20.............................   6,000   6,135,756
                                                          -----------
TOTAL AUSTRALIA..................................          25,105,548
                                                          -----------

BELGIUM -- (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
    5.375%, 01/15/20.............................   1,510   1,677,633
                                                          -----------

CANADA -- (8.0%)
Bank of Montreal
    2.375%, 01/25/19.............................      24      24,385
Bank of Nova Scotia (The)
    2.350%, 10/21/20.............................   9,655   9,797,431
Goldcorp, Inc.
    2.125%, 03/15/18.............................   2,000   2,007,394
Ontario, Province of Canada
    2.000%, 09/27/18.............................   5,000   5,073,085
    2.000%, 01/30/19.............................   8,000   8,118,160
Petro-Canada
    6.050%, 05/15/18.............................     429     457,209
Potash Corp. of Saskatchewan, Inc.
    3.250%, 12/01/17.............................     123     125,279
Province of Ontario Canada
    4.000%, 10/07/19.............................   9,000   9,655,830
    1.875%, 05/21/20.............................   1,000   1,012,457
Royal Bank of Canada
    1.800%, 07/30/18.............................   4,000   4,020,796
    2.150%, 03/15/19.............................   1,700   1,722,362
    1.500%, 07/29/19.............................   5,000   4,980,960
    2.350%, 10/30/20.............................   6,000   6,095,190
Toronto-Dominion Bank (The)
    2.625%, 09/10/18.............................     715     730,441
    2.125%, 07/02/19.............................   7,600   7,709,075

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
CANADA -- (Continued)
    2.250%, 11/05/19.............................   4,979 $ 5,067,417
    2.500%, 12/14/20.............................  10,000  10,233,180
                                                          -----------
TOTAL CANADA.....................................          76,830,651
                                                          -----------

DENMARK -- (0.3%)
Danske Bank A/S
##  2.750%, 09/17/20.............................   3,000   3,087,768
                                                          -----------

FINLAND -- (1.0%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................  10,000   9,977,500
                                                          -----------

FRANCE -- (2.1%)
Airgas, Inc.
    2.375%, 02/15/20.............................   4,000   4,065,052
BNP Paribas SA
    2.375%, 09/14/17.............................     252     254,215
    2.375%, 05/21/20.............................   3,000   3,038,466
BPCE SA
    2.500%, 07/15/19.............................   2,000   2,035,616
    2.650%, 02/03/21.............................   1,300   1,332,318
Societe Generale SA
    2.750%, 10/12/17.............................   1,772   1,794,841
Total Capital International SA
    2.100%, 06/19/19.............................   7,000   7,117,705
                                                          -----------
TOTAL FRANCE.....................................          19,638,213
                                                          -----------

GERMANY -- (2.7%)
Bayer U.S. Finance LLC
##  2.375%, 10/08/19.............................   2,500   2,535,058
Daimler Finance North America LLC
##  2.700%, 08/03/20.............................   3,085   3,166,037
Deutsche Bank AG
    6.000%, 09/01/17.............................     862     883,945
    2.950%, 08/20/20.............................   1,900   1,857,755
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................     934   1,037,707
##  1.500%, 09/19/19.............................   5,570   5,551,396
KFW
    4.875%, 01/17/17.............................     358     361,002
    0.875%, 09/05/17.............................     358     357,804
    1.875%, 06/30/20.............................   4,000   4,064,516
    2.750%, 09/08/20.............................   2,000   2,101,166
Volkswagen Group of America Finance LLC
##  2.400%, 05/22/20.............................   4,000   4,035,816
                                                          -----------
TOTAL GERMANY....................................          25,952,202
                                                          -----------

IRELAND -- (0.1%)
Actavis, Inc.
    1.875%, 10/01/17.............................   1,276   1,281,038
                                                          -----------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   2,000 $ 2,040,358
                                                          -----------

JAPAN -- (4.6%)
American Honda Finance Corp.
    2.450%, 09/24/20.............................   3,000   3,073,236
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
##  2.300%, 03/05/20.............................   3,900   3,929,773
Beam Suntory, Inc.
    1.750%, 06/15/18.............................   1,431   1,432,618
Development Bank of Japan, Inc.
    1.875%, 10/03/18.............................     594     599,449
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................     358     360,036
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................   5,000   4,987,505
Mizuho Bank, Ltd.
##  2.700%, 10/20/20.............................   1,000   1,016,850
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.............................     102     102,110
Nissan Motor Acceptance Corp.
##  2.125%, 03/03/20.............................   2,250   2,260,908
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,500   1,528,793
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   2,673   2,709,051
    2.450%, 01/16/20.............................   2,000   2,022,860
Sumitomo Mitsui Financial Group, Inc.
    2.058%, 07/14/21.............................     400     394,304
Toyota Motor Credit Corp.
    2.100%, 01/17/19.............................   8,526   8,651,238
    4.500%, 06/17/20.............................   1,900   2,081,047
    1.900%, 04/08/21.............................   9,000   9,035,118
                                                          -----------
TOTAL JAPAN......................................          44,184,896
                                                          -----------

NETHERLANDS -- (4.3%)
Bank Nederlandse Gemeenten NV
    1.875%, 06/11/19.............................   5,000   5,072,285
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   3,356   3,400,101
    4.500%, 01/11/21.............................   3,000   3,299,880
Koninklijke Philips NV
    5.750%, 03/11/18.............................   1,164   1,232,014
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   1,650   1,763,437
Mylan, Inc.
    2.550%, 03/28/19.............................   1,097   1,111,180
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................   3,000   3,013,848

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
NETHERLANDS -- (Continued)
Shell International Finance BV
    1.125%, 08/21/17.............................     358 $   358,212
    1.900%, 08/10/18.............................   3,000   3,029,871
    2.000%, 11/15/18.............................   5,709   5,781,019
    4.300%, 09/22/19.............................   1,202   1,290,545
    2.125%, 05/11/20.............................   2,200   2,219,105
    1.875%, 05/10/21.............................  10,000   9,935,190
                                                          -----------
TOTAL NETHERLANDS................................          41,506,687
                                                          -----------

NORWAY -- (0.2%)
Kommunalbanken A.S.
    1.000%, 09/26/17.............................     286     285,863
Statoil ASA
    1.200%, 01/17/18.............................     168     167,656
    1.150%, 05/15/18.............................     236     235,291
    1.950%, 11/08/18.............................     715     721,997
                                                          -----------
TOTAL NORWAY.....................................           1,410,807
                                                          -----------

SPAIN -- (1.0%)
Santander UK P.L.C.
    2.375%, 03/16/20.............................   4,600   4,631,896
Telefonica Emisiones SAU
    5.134%, 04/27/20.............................   4,250   4,660,172
                                                          -----------
TOTAL SPAIN......................................           9,292,068
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.9%)
Asian Development Bank
    1.125%, 03/15/17.............................     358     358,209
    1.875%, 04/12/19.............................   5,000   5,086,940
European Bank for Reconstruction & Development
    1.750%, 06/14/19.............................   5,000   5,070,640
European Investment Bank
#   4.875%, 01/17/17.............................     358     360,914
    1.125%, 09/15/17.............................     215     215,277
    2.875%, 09/15/20.............................   2,000   2,107,280
    1.625%, 12/15/20.............................   3,000   3,021,396
    2.000%, 03/15/21.............................   7,000   7,140,420
Inter-American Development Bank
    1.125%, 03/15/17.............................      59      59,054
International Bank for Reconstruction &
 Development
    1.625%, 03/09/21.............................   4,000   4,028,400
International Finance Corp.
    0.875%, 06/15/18.............................     215     214,549
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....          27,663,079
                                                          -----------

SWEDEN -- (2.5%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................   9,720   9,893,794

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SWEDEN -- (Continued)
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  10,000 $10,134,450
    1.750%, 08/28/20.............................   3,000   3,025,149
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................     700     705,418
    2.500%, 01/25/19.............................     358     365,205
                                                          -----------
TOTAL SWEDEN.....................................          24,124,016
                                                          -----------

SWITZERLAND -- (0.6%)
ABB Finance USA, Inc.
    1.625%, 05/08/17.............................     189     189,481
Chubb INA Holdings, Inc.
    2.300%, 11/03/20.............................     425     433,715
Credit Suisse AG
    2.300%, 05/28/19.............................     625     631,415
Credit Suisse AG New York
    1.375%, 05/26/17.............................   2,000   1,999,372
UBS AG
    1.375%, 08/14/17.............................   2,000   1,999,110
    2.375%, 08/14/19.............................     667     678,321
                                                          -----------
TOTAL SWITZERLAND................................           5,931,414
                                                          -----------

UNITED KINGDOM -- (2.8%)
Aon Corp.
    5.000%, 09/30/20.............................   2,710   2,984,932
AstraZeneca P.L.C.
    2.375%, 11/16/20.............................   4,071   4,144,632
Barclays P.L.C.
    2.750%, 11/08/19.............................   2,000   2,016,036
    3.250%, 01/12/21.............................   1,500   1,518,075
BP Capital Markets P.L.C.
    2.248%, 11/01/16.............................      21      21,000
    1.846%, 05/05/17.............................     250     250,930
British Telecommunications P.L.C.
    1.250%, 02/14/17.............................     272     272,128
    2.350%, 02/14/19.............................     700     711,459
HSBC USA, Inc.
    1.625%, 01/16/18.............................   1,130   1,130,671
    2.375%, 11/13/19.............................   3,281   3,310,345
Lloyds Bank P.L.C.
    4.200%, 03/28/17.............................     780     789,488
    1.750%, 05/14/18.............................   2,790   2,802,148
Nationwide Building Society
##  2.350%, 01/21/20.............................   4,000   4,034,192
Unilever Capital Corp.
    2.200%, 03/06/19.............................   1,000   1,018,974
    4.250%, 02/10/21.............................   1,200   1,324,007
                                                          -----------
TOTAL UNITED KINGDOM.............................          26,329,017
                                                          -----------

UNITED STATES -- (52.0%)
Abbott Laboratories
    4.125%, 05/27/20.............................   4,000   4,298,392
AbbVie, Inc.
    2.500%, 05/14/20.............................   6,000   6,076,098

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Aetna, Inc.
    2.200%, 03/15/19.............................   3,340 $3,381,199
Aflac, Inc.
    2.650%, 02/15/17.............................   1,515  1,521,742
    2.400%, 03/16/20.............................   1,500  1,534,536
Agilent Technologies, Inc.
    6.500%, 11/01/17.............................     153    160,481
Altera Corp.
    2.500%, 11/15/18.............................   3,000  3,074,400
Altria Group, Inc.
    4.750%, 05/05/21.............................     500    557,894
Amazon.com, Inc.
    2.600%, 12/05/19.............................   2,700  2,790,239
American Express Credit Corp.
    2.125%, 03/18/19.............................   2,000  2,025,370
    2.375%, 05/26/20.............................     800    813,626
American International Group, Inc.
    2.300%, 07/16/19.............................   2,062  2,092,274
    3.375%, 08/15/20.............................   3,000  3,152,568
    3.300%, 03/01/21.............................     500    523,024
Ameriprise Financial, Inc.
    7.300%, 06/28/19.............................   1,360  1,553,943
    5.300%, 03/15/20.............................   1,000  1,106,580
Amgen, Inc.
    2.200%, 05/22/19.............................   4,311  4,376,557
Amphenol Corp.
    2.550%, 01/30/19.............................   3,800  3,875,457
Anthem, Inc.
    5.875%, 06/15/17.............................     117    120,280
    1.875%, 01/15/18.............................   3,700  3,713,242
Apple, Inc.
    1.700%, 02/22/19.............................   2,855  2,880,372
    2.250%, 02/23/21.............................   2,000  2,036,928
Assurant, Inc.
    2.500%, 03/15/18.............................     715    722,043
AT&T, Inc.
    1.600%, 02/15/17.............................     358    358,492
    5.800%, 02/15/19.............................   3,000  3,256,110
    2.450%, 06/30/20.............................   1,331  1,338,991
Autodesk, Inc.
    1.950%, 12/15/17.............................      75     75,287
Bank of America Corp.
    2.000%, 01/11/18.............................     415    417,079
    2.600%, 01/15/19.............................   2,000  2,033,218
    2.625%, 10/19/20.............................   2,500  2,542,143
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000  1,013,376
    2.200%, 05/15/19.............................   1,500  1,524,191
    4.600%, 01/15/20.............................   1,200  1,303,615
    2.150%, 02/24/20.............................   1,200  1,211,888
BB&T Corp.
    1.450%, 01/12/18.............................     141    141,188
    6.850%, 04/30/19.............................   2,000  2,252,990
    2.050%, 05/10/21.............................     731    733,718

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.............................      72 $    72,317
    1.300%, 05/15/18.............................   4,264   4,268,004
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.............................   7,000   7,134,134
Biogen, Inc.
    2.900%, 09/15/20.............................   1,500   1,547,105
BlackRock, Inc.
    5.000%, 12/10/19.............................   2,000   2,208,320
Boeing Capital Corp.
    2.900%, 08/15/18.............................     546     561,851
Boston Scientific Corp.
    2.650%, 10/01/18.............................   2,000   2,038,630
    6.000%, 01/15/20.............................     500     559,656
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,073   1,089,429
Bristol-Myers Squibb Co.
    1.750%, 03/01/19.............................   2,500   2,526,050
Buckeye Partners L.P.
    6.050%, 01/15/18.............................   1,310   1,373,671
    2.650%, 11/15/18.............................     261     263,893
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,000   2,020,532
Capital One Financial Corp.
    2.450%, 04/24/19.............................     900     915,224
Cardinal Health, Inc.
    1.700%, 03/15/18.............................   1,919   1,924,974
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................     545     554,962
    2.100%, 06/09/19.............................   1,900   1,928,283
CBS Corp.
    1.950%, 07/01/17.............................     621     623,330
    2.300%, 08/15/19.............................   2,000   2,025,520
Celgene Corp.
    2.250%, 05/15/19.............................   2,000   2,022,550
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.............................      39      40,693
CF Industries, Inc.
    6.875%, 05/01/18.............................   2,413   2,546,316
Charles Schwab Corp. (The)
    2.200%, 07/25/18.............................     372     377,340
Chevron Corp.
    1.104%, 12/05/17.............................     383     382,640
    1.718%, 06/24/18.............................   1,907   1,920,038
    2.419%, 11/17/20.............................  14,000  14,307,650
    2.100%, 05/16/21.............................   1,375   1,384,952
Cisco Systems, Inc.
    1.650%, 06/15/18.............................   1,500   1,510,541
    4.450%, 01/15/20.............................   4,940   5,375,352
    2.450%, 06/15/20.............................   4,400   4,516,200
    2.200%, 02/28/21.............................   3,000   3,051,612
Citigroup, Inc.
    2.500%, 09/26/18.............................     501     507,854
    2.050%, 06/07/19.............................   3,000   3,013,656
    2.400%, 02/18/20.............................   3,000   3,030,168

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Coca-Cola Co. (The)
    2.450%, 11/01/20.............................   3,000 $ 3,101,415
Comcast Corp.
    6.300%, 11/15/17.............................     286     300,892
    5.700%, 05/15/18.............................     501     534,181
    5.150%, 03/01/20.............................   1,900   2,113,742
Comerica, Inc.
    2.125%, 05/23/19.............................   1,450   1,459,643
ConocoPhillips
    6.000%, 01/15/20.............................   1,300   1,459,453
ConocoPhillips Co.
    1.050%, 12/15/17.............................   1,334   1,327,183
#   4.200%, 03/15/21.............................   1,400   1,516,925
Costco Wholesale Corp.
    1.750%, 02/15/20.............................   1,775   1,785,552
Crane Co.
    2.750%, 12/15/18.............................     608     620,038
CVS Health Corp.
    2.250%, 08/12/19.............................   2,500   2,542,707
Danaher Corp.
    1.650%, 09/15/18.............................     990     996,878
Dollar General Corp.
    1.875%, 04/15/18.............................     921     924,900
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   3,500   3,587,146
Dr. Pepper Snapple Group, Inc.
    2.600%, 01/15/19.............................   1,000   1,022,170
DTE Energy Co.
    2.400%, 12/01/19.............................   4,000   4,069,320
Duke Energy Corp.
    2.100%, 06/15/18.............................   1,300   1,312,652
Eastman Chemical Co.
    2.400%, 06/01/17.............................     304     306,123
eBay, Inc.
    1.350%, 07/15/17.............................     123     123,070
    2.200%, 08/01/19.............................   4,346   4,391,090
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................   1,000   1,022,461
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................     708     761,789
Enterprise Products Operating LLC
    6.650%, 04/15/18.............................   2,000   2,139,662
EOG Resources, Inc.
    5.875%, 09/15/17.............................     705     732,182
Eversource Energy
    1.450%, 05/01/18.............................   1,235   1,235,785
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   2,600   2,669,683
    4.000%, 10/01/20.............................     600     638,207
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   2,000   2,024,120
Exxon Mobil Corp.
    1.708%, 03/01/19.............................   5,000   5,036,505
    1.819%, 03/15/19.............................  10,427  10,543,282
    1.912%, 03/06/20.............................   2,400   2,428,661
    2.222%, 03/01/21.............................   4,924   4,997,023

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Fifth Third Bank
    2.375%, 04/25/19.............................   3,590 $ 3,647,602
Fiserv, Inc.
    2.700%, 06/01/20.............................   2,000   2,047,076
FMC Technologies, Inc.
    2.000%, 10/01/17.............................   1,120   1,121,415
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,524   1,595,309
    2.375%, 03/12/19.............................   1,300   1,311,153
    3.157%, 08/04/20.............................     200     205,303
    3.336%, 03/18/21.............................   1,500   1,542,578
GATX Corp.
    1.250%, 03/04/17.............................   1,500   1,500,170
    2.500%, 07/30/19.............................     200     202,659
GE Capital International Funding Co., Unlimited
 Co.
    2.342%, 11/15/20.............................  10,000  10,203,690
Georgia Power Co.
    4.250%, 12/01/19.............................   2,130   2,306,596
Gilead Sciences, Inc.
    2.550%, 09/01/20.............................   1,000   1,026,569
Goldman Sachs Group, Inc. (The)
    2.550%, 10/23/19.............................   4,900   4,993,487
Halliburton Co.
    2.000%, 08/01/18.............................   3,970   3,995,984
Harris Corp.
    2.700%, 04/27/20.............................   4,500   4,558,815
Hershey Co. (The)
    1.500%, 11/01/16.............................     358     358,000
Hewlett Packard Enterprise Co.
##  3.850%, 10/15/20.............................   3,800   4,026,453
Home Depot, Inc. (The)
    2.000%, 06/15/19.............................     700     712,260
HP, Inc.
    4.300%, 06/01/21.............................   1,567   1,684,893
Humana, Inc.
    2.625%, 10/01/19.............................   3,000   3,060,168
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   1,043   1,057,840
Huntington National Bank (The)
    2.400%, 04/01/20.............................   2,600   2,628,231
Indiana Michigan Power Co.
    7.000%, 03/15/19.............................   2,000   2,228,522
Intel Corp.
    2.450%, 07/29/20.............................     127     130,868
International Business Machines Corp.
    1.250%, 02/08/18.............................     100     100,143
#   1.950%, 02/12/19.............................   4,557   4,621,085
Intuit, Inc.
    5.750%, 03/15/17.............................   1,300   1,322,001
Jefferies Group LLC
    5.125%, 04/13/18.............................     134     139,556
JM Smucker Co. (The)
    2.500%, 03/15/20.............................   3,320   3,385,417

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
John Deere Capital Corp.
    2.000%, 01/13/17.............................     472 $  472,980
    2.050%, 03/10/20.............................   2,000  2,019,222
Johnson Controls, Inc.
    2.600%, 12/01/16.............................     401    401,505
JPMorgan Chase & Co.
    2.350%, 01/28/19.............................   3,000  3,048,951
Kellogg Co.
    1.875%, 11/17/16.............................     371    371,035
KeyBank NA
    1.100%, 11/25/16.............................     859    859,051
KeyCorp
    2.900%, 09/15/20.............................   2,000  2,059,474
Kimberly-Clark Corp.
    1.900%, 05/22/19.............................   2,000  2,027,574
KLA-Tencor Corp.
    3.375%, 11/01/19.............................   1,350  1,392,633
Kroger Co. (The)
    6.400%, 08/15/17.............................   1,170  1,215,653
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   1,633  1,643,861
Lam Research Corp.
    2.750%, 03/15/20.............................   2,800  2,843,478
Legg Mason, Inc.
    2.700%, 07/15/19.............................   3,000  3,057,522
Macy's Retail Holdings, Inc.
#   3.450%, 01/15/21.............................   2,970  3,074,381
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.............................   4,225  4,254,220
Marriott International, Inc.
    3.000%, 03/01/19.............................   2,960  3,037,445
Marsh & McLennan Cos., Inc.
    2.300%, 04/01/17.............................     650    652,318
    2.350%, 03/06/20.............................   2,000  2,023,340
MasterCard, Inc.
    2.000%, 04/01/19.............................   2,995  3,044,118
Mattel, Inc.
    2.350%, 05/06/19.............................   5,000  5,061,165
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   2,000  2,028,856
McDonald's Corp.
    5.350%, 03/01/18.............................     286    301,201
    5.000%, 02/01/19.............................   4,506  4,860,766
McKesson Corp.
    1.400%, 03/15/18.............................   2,740  2,734,602
Microsoft Corp.
    1.300%, 11/03/18.............................   4,000  4,015,156
    2.000%, 11/03/20.............................   3,500  3,550,393
Molson Coors Brewing Co.
    2.000%, 05/01/17.............................   2,429  2,438,842
Mondelez International, Inc.
    2.250%, 02/01/19.............................   4,000  4,061,840
Monsanto Co.
    1.850%, 11/15/18.............................   2,155  2,159,857
    2.125%, 07/15/19.............................   2,550  2,573,924

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Morgan Stanley
    2.375%, 07/23/19.............................   3,000 $3,041,199
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20.............................   2,484  2,746,196
NetApp, Inc.
    2.000%, 12/15/17.............................     715    718,596
Newell Brands, Inc.
    6.250%, 04/15/18.............................     930    988,185
    2.600%, 03/29/19.............................   3,045  3,106,363
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................   2,950  3,004,551
NiSource Finance Corp.
    6.400%, 03/15/18.............................      86     91,430
    6.800%, 01/15/19.............................     396    438,727
Nordstrom, Inc.
    6.250%, 01/15/18.............................   3,094  3,268,254
    4.750%, 05/01/20.............................     350    380,289
Northrop Grumman Corp.
    1.750%, 06/01/18.............................   1,554  1,564,631
Nucor Corp.
    5.750%, 12/01/17.............................   4,612  4,813,507
Oracle Corp.
#   2.250%, 10/08/19.............................   2,000  2,044,384
PepsiCo, Inc.
    2.250%, 01/07/19.............................   1,000  1,019,567
    2.150%, 10/14/20.............................   3,000  3,053,745
Pfizer, Inc.
    2.100%, 05/15/19.............................   2,652  2,697,551
    1.950%, 06/03/21.............................   5,000  5,023,400
PG&E Corp.
    2.400%, 03/01/19.............................   2,074  2,107,667
PNC Bank NA
    2.400%, 10/18/19.............................   4,000  4,085,120
Praxair, Inc.
    1.250%, 11/07/18.............................     888    887,750
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................     960    969,662
Progress Energy, Inc.
    4.400%, 01/15/21.............................   2,150  2,340,770
Prudential Financial, Inc.
    5.375%, 06/21/20.............................   3,000  3,341,364
PSEG Power LLC
    2.450%, 11/15/18.............................   2,499  2,534,786
QUALCOMM, Inc.
    2.250%, 05/20/20.............................   3,000  3,049,590
Quest Diagnostics, Inc.
    2.700%, 04/01/19.............................   1,300  1,329,480
    2.500%, 03/30/20.............................   3,630  3,693,079
Raytheon Co.
    6.750%, 03/15/18.............................     293    315,277
Republic Services, Inc.
    3.800%, 05/15/18.............................     388    401,878
Roper Technologies, Inc.
    2.050%, 10/01/18.............................     135    136,252

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Ryder System, Inc.
    2.500%, 03/01/18.............................     250 $  253,216
    2.350%, 02/26/19.............................   2,000  2,024,872
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,369  2,422,741
Southwest Airlines Co.
    2.750%, 11/06/19.............................     426    438,641
St Jude Medical, Inc.
    2.800%, 09/15/20.............................   3,500  3,577,962
Starbucks Corp.
    2.000%, 12/05/18.............................   1,183  1,202,153
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.............................     367    395,203
State Street Corp.
    4.375%, 03/07/21.............................   2,000  2,199,628
Stryker Corp.
    1.300%, 04/01/18.............................   2,500  2,500,230
    2.625%, 03/15/21.............................   2,378  2,423,177
SunTrust Banks, Inc.
    2.900%, 03/03/21.............................   3,000  3,097,197
Symantec Corp.
    2.750%, 06/15/17.............................     358    360,642
    4.200%, 09/15/20.............................   2,000  2,091,544
Sysco Corp.
    2.600%, 10/01/20.............................   3,970  4,065,717
Target Corp.
    2.300%, 06/26/19.............................   3,000  3,073,515
Tech Data Corp.
    3.750%, 09/21/17.............................     358    364,489
Thermo Fisher Scientific, Inc.
    1.850%, 01/15/18.............................   2,166  2,177,203
TIAA Asset Management Finance Co. LLC
##  2.950%, 11/01/19.............................   3,890  4,000,962
Time Warner, Inc.
    2.100%, 06/01/19.............................   2,000  2,015,286
Total System Services, Inc.
    2.375%, 06/01/18.............................   3,000  3,019,527
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,000  2,044,528
U.S. Bancorp
    2.200%, 04/25/19.............................   3,991  4,068,242
Union Pacific Corp.
    2.250%, 02/15/19.............................   1,400  1,427,681
UnitedHealth Group, Inc.
    6.000%, 06/15/17.............................     200    206,130
    2.300%, 12/15/19.............................   1,400  1,430,702
    2.700%, 07/15/20.............................   1,074  1,107,226
    2.125%, 03/15/21.............................   2,000  2,018,792
US Bank NA
    1.400%, 04/26/19.............................   3,900  3,892,836
Verizon Communications, Inc.
    3.650%, 09/14/18.............................     690    715,849
    2.550%, 06/17/19.............................   1,000  1,023,803
    4.500%, 09/15/20.............................   2,250  2,450,313

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Viacom, Inc.
    2.500%, 12/15/16.............................     572 $    573,236
    2.200%, 04/01/19.............................   2,000    2,009,522
Walgreen Co.
    5.250%, 01/15/19.............................       8        8,605
Walgreens Boots Alliance, Inc.
    2.700%, 11/18/19.............................   2,000    2,052,142
    2.600%, 06/01/21.............................   2,000    2,024,818
Wells Fargo & Co.
    2.625%, 12/15/16.............................     762      763,625
    2.100%, 05/08/17.............................     552      554,578
    2.125%, 04/22/19.............................   2,170    2,194,182
    2.150%, 01/30/20.............................   3,000    3,023,772
WestRock RKT Co.
#   4.450%, 03/01/19.............................     595      627,999
Wyndham Worldwide Corp.
    2.500%, 03/01/18.............................   1,805    1,821,592
Xerox Corp.
    2.950%, 03/15/17.............................   2,000    2,011,634
Xilinx, Inc.
    2.125%, 03/15/19.............................   2,500    2,526,675
                                                          ------------
TOTAL UNITED STATES..............................          498,412,261
                                                          ------------
TOTAL BONDS......................................          844,445,156
                                                          ------------

AGENCY OBLIGATIONS -- (5.3%)
Federal Home Loan Mortgage Corp.
    1.000%, 09/29/17.............................      66       66,182
    1.750%, 05/30/19.............................   4,000    4,076,052
Federal National Mortgage Association
#   1.625%, 01/21/20.............................   3,000    3,047,613
#   1.500%, 06/22/20.............................  21,300   21,547,378
#   1.875%, 12/28/20.............................  22,000   22,485,166
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................           51,222,391
                                                          ------------

                                                       FACE
                                                      AMOUNT^     VALUE+
                                                      -------     ------
                                                       (000)
U.S. TREASURY OBLIGATIONS -- (0.9%)
Treasury Inflation Protected Security
^^^++  0.125%, 04/15/20.............................     4,321 $  4,528,867
^^^    0.125%, 04/15/21.............................     4,000    4,145,856
                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              8,674,723
                                                               ------------
TOTAL INVESTMENT SECURITIES.........................            904,342,270
                                                               ------------

                                                      SHARES
                                                      ------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@   DFA Short Term Investment Fund............... 4,699,422   54,381,710
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $953,168,465)...............................            $958,723,980
                                                               ============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ------------------------------------------
                                          LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                          ------- ------------  ------- ------------
Bonds
  Australia..............................   --    $ 25,105,548    --    $ 25,105,548
  Belgium................................   --       1,677,633    --       1,677,633
  Canada.................................   --      76,830,651    --      76,830,651
  Denmark................................   --       3,087,768    --       3,087,768
  Finland................................   --       9,977,500    --       9,977,500
  France.................................   --      19,638,213    --      19,638,213
  Germany................................   --      25,952,202    --      25,952,202
  Ireland................................   --       1,281,038    --       1,281,038
  Italy..................................   --       2,040,358    --       2,040,358
  Japan..................................   --      44,184,896    --      44,184,896
  Netherlands............................   --      41,506,687    --      41,506,687
  Norway.................................   --       1,410,807    --       1,410,807
  Spain..................................   --       9,292,068    --       9,292,068
  Supranational Organization Obligations.   --      27,663,079    --      27,663,079
  Sweden.................................   --      24,124,016    --      24,124,016
  Switzerland............................   --       5,931,414    --       5,931,414
  United Kingdom.........................   --      26,329,017    --      26,329,017
  United States..........................   --     498,412,261    --     498,412,261
Agency Obligations.......................   --      51,222,391    --      51,222,391
U.S. Treasury Obligations................   --       8,674,723    --       8,674,723
Securities Lending Collateral............   --      54,381,710    --      54,381,710
Swap Agreements**........................   --      (2,558,078)   --      (2,558,078)
                                            --    ------------    --    ------------
TOTAL....................................   --    $956,165,902    --    $956,165,902
                                            ==    ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      DFA MUNICIPAL REAL RETURN PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (1.2%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $ 2,250    $   2,571,885
     5.000%, 08/01/23..............................   2,200        2,701,622
                                                               -------------
TOTAL ALABAMA......................................                5,273,507
                                                               -------------

ALASKA -- (1.2%)
Borough of North Slope (GO) Series C
     3.000%, 06/30/18..............................     500          514,895
City of Anchorage (GO) Series A
     5.000%, 09/01/21..............................     900        1,052,559
     5.000%, 09/01/23..............................     600          730,572
City of Anchorage (GO) Series D
     5.000%, 09/01/23..............................   2,585        3,147,548
                                                               -------------
TOTAL ALASKA.......................................                5,445,574
                                                               -------------

ARIZONA -- (1.1%)
City of Phoenix (GO)
     4.000%, 07/01/20..............................   1,500        1,655,655
City of Tempe (GO) Series C
     4.000%, 07/01/22..............................   1,400        1,599,066
Maricopa County High School District
 No. 210-Phoenix (GO)
     3.000%, 07/01/23..............................     650          705,985
Scottsdale Municipal Property Corp. (RB) Series A
     3.000%, 07/01/21..............................     805          870,865
                                                               -------------
TOTAL ARIZONA......................................                4,831,571
                                                               -------------

ARKANSAS -- (0.7%)
Arkansas State (GO)
     5.000%, 04/01/21..............................   2,600        3,022,006
                                                               -------------

CALIFORNIA -- (0.9%)
California State (GO) Series B
     5.000%, 09/01/25..............................   3,140        3,942,082
                                                               -------------

COLORADO -- (1.0%)
Boulder County (RB)
     5.000%, 07/15/18..............................     100          106,900
City & County of Denver (GO) Series A
     5.000%, 08/01/17..............................     200          206,402
Denver City & County School District No. 1 (GO)
 Series B (ETM) (ST AID WITHHLDG)
     4.000%, 12/01/18..............................      35           37,221
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     4.000%, 12/01/18..............................     265          281,759

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
COLORADO -- (Continued)
    5.000%, 12/01/24............................. $   900    $   1,124,811
El Paso County School District No. 20 Academy
 (GO) (ST AID WITHHLDG)
    5.000%, 12/15/21.............................   1,240        1,467,738
Jefferson County School District R-1 (GO) (ST
 AID WITHHLDG)
    5.250%, 12/15/24.............................   1,000        1,265,470
                                                             -------------
TOTAL COLORADO...................................                4,490,301
                                                             -------------

CONNECTICUT -- (0.6%)
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................     600          645,504
    5.000%, 10/15/19.............................     300          331,929
Connecticut State (GO) Series C
    5.000%, 06/01/18.............................   1,000        1,061,800
Connecticut State (GO) Series E
    4.000%, 08/15/17.............................     700          717,563
                                                             -------------
TOTAL CONNECTICUT................................                2,756,796
                                                             -------------

DELAWARE -- (1.0%)
New Castle County (GO)
    5.000%, 10/01/23.............................   2,275        2,810,990
New Castle County (GO) Series B
    5.000%, 07/15/22.............................   1,450        1,748,222
                                                             -------------
TOTAL DELAWARE...................................                4,559,212
                                                             -------------

DISTRICT OF COLUMBIA -- (0.5%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................   1,900        2,157,811
                                                             -------------

FLORIDA -- (3.9%)
Florida State (GO) Series A
    5.000%, 07/01/21.............................   2,000        2,339,520
Florida State Board of Education (GO) Series B
    5.000%, 06/01/20.............................   3,300        3,754,014
    5.000%, 06/01/23.............................     650          790,621
    5.000%, 06/01/25.............................   3,000        3,754,440
Florida's Turnpike Enterprise (RB) Series A
    5.000%, 07/01/17.............................     750          771,428
Miami-Dade County (GO) Series A
    5.000%, 07/01/26.............................   1,810        2,288,455
Miami-Dade County (GO) Series D
    5.000%, 07/01/20.............................   3,520        4,004,422
                                                             -------------
TOTAL FLORIDA....................................               17,702,900
                                                             -------------

GEORGIA -- (2.6%)
DeKalb County (GO) (TAN)
    2.000%, 12/16/16.............................   2,000        2,003,420

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
GEORGIA -- (Continued)
Georgia State (GO) Series C
     5.000%, 07/01/17.............................. $ 1,800    $   1,851,318
     5.000%, 10/01/21..............................   2,490        2,946,467
Georgia State (GO) Series I
     5.000%, 07/01/20..............................   2,345        2,676,794
Georgia State Road & Tollway Authority (RB) (GTD)
     5.000%, 10/01/23..............................   2,000        2,469,720
                                                               -------------
TOTAL GEORGIA......................................               11,947,719
                                                               -------------

HAWAII -- (1.6%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23..............................   2,150        2,639,061
     5.000%, 10/01/25..............................     450          566,793
Hawaii State (GO) Series DK
     5.000%, 05/01/17..............................     700          714,973
Hawaii State (GO) Series EF
     5.000%, 11/01/22..............................     300          362,658
Hawaii State (GO) Series EH
     5.000%, 08/01/23..............................   1,275        1,562,959
Hawaii State (GO) Series EH (ETM)
     5.000%, 08/01/23..............................   1,225        1,505,194
                                                               -------------
TOTAL HAWAII.......................................                7,351,638
                                                               -------------

IOWA -- (0.2%)
City of Ankeny (GO) Series G
     5.000%, 06/01/19..............................     910        1,001,910
                                                               -------------

KANSAS -- (2.2%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21..............................     600          707,244
City of Lenexa (GO) Series B
     5.000%, 09/01/20..............................   1,610        1,846,010
City of Wichita (GO) Series A
     5.000%, 12/01/20..............................   3,000        3,462,690
Johnson County (GO) Series B
     5.000%, 09/01/22..............................   1,405        1,698,462
Kansas State Department of Transportation (RB)
 Series B
     5.000%, 09/01/20..............................   1,975        2,265,305
Kansas State Department of Transportation (RB)
 Series C
     5.000%, 09/01/19..............................     125          139,054
                                                               -------------
TOTAL KANSAS.......................................               10,118,765
                                                               -------------

KENTUCKY -- (1.4%)
Louisville Water Co. (RB)
     4.000%, 11/15/17..............................   1,605        1,657,403
Louisville/Jefferson County Metropolitan
 Government (GO) Series A
     5.000%, 12/01/25..............................   3,800        4,814,144
                                                               -------------
TOTAL KENTUCKY.....................................                6,471,547
                                                               -------------

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
LOUISIANA -- (1.4%)
Louisiana State (GO) Series A (ETM)
    5.000%, 08/01/18............................. $ 4,000    $   4,277,400
Louisiana State (GO) Series C
    5.000%, 07/15/22.............................     250          295,825
    5.000%, 08/01/23.............................   1,100        1,324,917
Louisiana State (GO) Series D-2
    5.000%, 12/01/21.............................     600          702,300
                                                             -------------
TOTAL LOUISIANA..................................                6,600,442
                                                             -------------

MARYLAND -- (5.3%)
Anne Arundel County (GO)
    5.000%, 04/01/23.............................   4,000        4,890,960
Baltimore County (GO)
    5.000%, 08/01/18.............................   1,000        1,072,060
    5.000%, 08/01/21.............................     500          587,615
City of Baltimore (GO) Series B
    5.000%, 10/15/22.............................     645          778,341
City of Frederick (GO) Series C
    5.000%, 03/01/27.............................   3,100        4,014,097
Harford County (GO) Series A
    5.000%, 09/15/20.............................     900        1,034,352
Maryland State (GO) Series B
    5.000%, 03/01/19.............................   1,000        1,093,980
    4.000%, 08/01/23.............................     985        1,149,948
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................     650          699,972
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................     650          692,503
    5.000%, 06/01/24.............................   4,325        5,405,428
Worcester County (GO) Series B
    4.000%, 08/01/21.............................   2,255        2,544,204
                                                             -------------
TOTAL MARYLAND...................................               23,963,460
                                                             -------------

MASSACHUSETTS -- (4.0%)
City of Boston (GO) Series A
    5.000%, 03/01/20.............................   1,200        1,355,436
    5.000%, 04/01/20.............................   1,250        1,415,900
City of Boston (GO) Series B
    5.000%, 04/01/24.............................   3,500        4,358,900
Commonwealth of Massachusetts (GO) Series A
    5.000%, 03/01/18.............................   1,500        1,583,025
Commonwealth of Massachusetts (GO) Series B
    5.250%, 08/01/21.............................     500          591,840
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................   3,255        3,712,946
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.............................     400          457,540

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
MASSACHUSETTS -- (Continued)
Massachusetts School Building Authority (RB)
 Series A
     5.000%, 11/15/25.............................. $ 3,240    $   4,100,803
Town of Medfield (GO)
     3.000%, 09/15/19..............................     510          539,641
                                                               -------------
TOTAL MASSACHUSETTS................................               18,116,031
                                                               -------------

MICHIGAN -- (0.2%)
Michigan State (GO)
     5.000%, 11/01/19..............................     700          781,956
                                                               -------------

MINNESOTA -- (3.6%)
City of Edina (GO) Series B
     3.000%, 02/01/19..............................   1,000        1,046,320
City of Rochester (GO) Series A
     5.000%, 02/01/18..............................     650          683,566
Hennepin County (GO) Series C
     5.000%, 12/01/28..............................   1,150        1,498,404
Minnesota State (GO) Series A
     5.000%, 08/01/21..............................   1,330        1,565,077
     5.000%, 08/01/25..............................   7,000        8,882,440
Minnesota State (GO) Series D
     5.000%, 08/01/18..............................     650          696,248
Minnesota State (GO) Series E
     2.000%, 08/01/19..............................   1,000        1,028,370
Saint Paul Public Library Agency (GO) Series C
     5.000%, 03/01/20..............................     900        1,015,947
                                                               -------------
TOTAL MINNESOTA....................................               16,416,372
                                                               -------------

MISSISSIPPI -- (0.6%)
Madison County School District (GO)
     3.500%, 12/01/19..............................     350          374,360
Mississippi State (GO) Series B
     5.000%, 11/01/20..............................     600          691,452
Mississippi State (GO) Series C
     5.000%, 10/01/20..............................   1,565        1,798,655
                                                               -------------
TOTAL MISSISSIPPI..................................                2,864,467
                                                               -------------

MISSOURI -- (0.4%)
Missouri Highway & Transportation Commission (RB)
     5.000%, 02/01/19..............................   1,525        1,663,241
                                                               -------------

NEVADA -- (5.1%)
City of Henderson NV (GO)
     5.000%, 06/01/21..............................     600          698,058
Clark County (GO) Series B
     5.000%, 11/01/24..............................   8,665       10,757,424
Nevada State (GO) Series D
     5.000%, 04/01/25..............................   6,630        8,273,179
Nevada State (GO) Series D-1
     5.000%, 03/01/22..............................   2,000        2,372,880

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
NEVADA -- (Continued)
Washoe County School District (GO) Series F
    5.000%, 06/01/21............................. $   900    $   1,037,988
                                                             -------------
TOTAL NEVADA.....................................               23,139,529
                                                             -------------

NEW HAMPSHIRE -- (0.7%)
City of Dover (GO) Series C
    5.000%, 07/01/20.............................     220          250,362
City of Nashua (GO)
    4.000%, 07/15/24.............................   2,000        2,332,220
New Hampshire State (GO) Series B
    5.000%, 06/01/19.............................     540          594,972
                                                             -------------
TOTAL NEW HAMPSHIRE..............................                3,177,554
                                                             -------------

NEW MEXICO -- (1.3%)
New Mexico State (GO)
    5.000%, 03/01/19.............................   3,500        3,820,425
New Mexico State Severance Tax Permanent Fund
 (RB) Series B
    4.000%, 07/01/20.............................   2,000        2,193,940
                                                             -------------
TOTAL NEW MEXICO.................................                6,014,365
                                                             -------------

NEW YORK -- (3.6%)
City of New York (GO) Series B
    5.000%, 08/01/17.............................   4,890        5,046,529
City of New York (GO) Series G
    5.000%, 08/01/18.............................   1,600        1,712,976
City of New York (GO) Series J
    5.000%, 08/01/22.............................     650          776,334
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................   2,500        2,960,950
    5.000%, 02/15/24.............................     700          859,215
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/26.............................   2,500        3,142,525
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................   1,000        1,084,660
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/15/22.............................     700          721,462
                                                             -------------
TOTAL NEW YORK...................................               16,304,651
                                                             -------------

NORTH CAROLINA -- (5.1%)
City of Charlotte Water & Sewer System Revenue
 (RB)
    5.000%, 07/01/21.............................   1,800        2,115,396
Forsyth County (GO)
    4.000%, 12/01/21.............................   1,500        1,708,665
Gaston County (GO)
    5.000%, 02/01/26.............................   2,500        3,178,425

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
NORTH CAROLINA -- (Continued)
Iredell County (GO) Series B
    2.500%, 02/01/24............................. $ 2,285    $   2,413,874
North Carolina State (GO) Series A
    5.000%, 03/01/17.............................   1,400        1,420,076
    5.000%, 06/01/22.............................   6,000        7,219,320
North Carolina State (GO) Series C
    3.750%, 05/01/19.............................   1,500        1,604,835
Wake County (GO)
    5.000%, 03/01/19.............................   1,000        1,093,980
    5.000%, 09/01/21.............................   2,250        2,654,483
                                                             -------------
TOTAL NORTH CAROLINA.............................               23,409,054
                                                             -------------

NORTH DAKOTA -- (0.1%)
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
    5.000%, 04/01/21.............................     545          628,134
                                                             -------------

OHIO -- (5.1%)
Beavercreek City School District (GO) (AGM)
    5.000%, 12/01/18.............................     525          567,504
City of Columbus (GO) Series 1
    5.000%, 07/01/21.............................   2,775        3,261,235
City of Columbus (GO) Series A
    5.000%, 02/15/20.............................     650          733,766
    4.000%, 08/15/25.............................   3,500        4,129,125
Cleveland Department of Public Utilities
 Division of Water (RB) Series T
    5.000%, 01/01/19.............................   4,335        4,705,729
Ohio State (GO) Series A
    4.000%, 03/01/21.............................   1,475        1,650,628
    5.000%, 09/15/24.............................   2,000        2,494,020
    5.000%, 09/15/25.............................   1,950        2,464,702
Ohio State (GO) Series B
    5.000%, 08/01/20.............................     650          742,476
Ohio Water Development Authority (RB) Series C
    5.000%, 06/01/19.............................   2,225        2,453,908
                                                             -------------
TOTAL OHIO.......................................               23,203,093
                                                             -------------

OKLAHOMA -- (0.4%)
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
    2.000%, 01/01/19.............................   1,800        1,833,336
                                                             -------------

OREGON -- (1.4%)
City of Portland Sewer System Revenue (RB)
 Series A
    5.000%, 10/01/23.............................   3,570        4,387,352
Multnomah County School District No. 1 Portland
 (GO) Series B (SCH BD GTY)
    5.000%, 06/15/23.............................   1,005        1,227,175

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
OREGON -- (Continued)
Oregon State (GO) Series A
    5.000%, 05/01/21............................. $   800    $     934,152
                                                             -------------
TOTAL OREGON.....................................                6,548,679
                                                             -------------

PENNSYLVANIA -- (0.9%)
Pennsylvania Economic Development Financing
 Authority (RB) Series A
    5.000%, 01/01/18.............................     650          681,018
    5.000%, 07/01/19.............................   3,145        3,475,382
                                                             -------------
TOTAL PENNSYLVANIA...............................                4,156,400
                                                             -------------

RHODE ISLAND -- (0.6%)
Rhode Island State (GO) Series A
    5.000%, 08/01/20.............................   1,900        2,165,050
Rhode Island State (GO) Series D
    5.000%, 08/01/22.............................     600          715,884
                                                             -------------
TOTAL RHODE ISLAND...............................                2,880,934
                                                             -------------

SOUTH CAROLINA -- (4.8%)
Beaufort County (GO) Series A (ST AID WITHHLDG)
    4.000%, 03/01/22.............................     640          729,370
Beaufort County School District (GO) Series A
 (SCSDE)
    5.000%, 03/01/23.............................   6,000        7,283,280
Charleston County (GO)
    5.000%, 11/01/23.............................   1,000        1,239,820
Charleston County School District (GO) Series A
 (SCSDE)
    5.000%, 02/01/21.............................     800          927,936
Clemson University (RB) Series B
    5.000%, 05/01/25.............................     750          945,667
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/24.............................   2,750        3,396,167
Richland County (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/26.............................   1,870        2,383,521
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
    5.000%, 10/01/23.............................   3,000        3,713,490
Spartanburg County (GO) (ST AID WITHHLDG)
    5.000%, 04/01/19.............................   1,210        1,324,708
                                                             -------------
TOTAL SOUTH CAROLINA.............................               21,943,959
                                                             -------------

TENNESSEE -- (3.8%)
City of Kingsport (GO) Series A
    5.000%, 09/01/21.............................     510          601,417
Hamilton County (GO) Series B
    5.000%, 03/01/22.............................   2,000        2,385,360
Maury County (GO) Series B
    5.000%, 04/01/20.............................   1,205        1,364,928

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
TENNESSEE -- (Continued)
Metropolitan Government of Nashville & Davidson County
 (GO)
            5.000%, 07/01/17............................. $ 1,610    $   1,655,676
(currency)  5.000%, 01/01/27
            (Pre-refunded
            @ $100, 1/1/18)..............................     290          304,149
Shelby County (GO)
            5.000%, 04/01/25.............................   5,000        6,274,650
Shelby County (GO) Series A
            5.000%, 04/01/20.............................   1,500        1,698,000
Sullivan County (GO) Series A
            5.000%, 04/01/21.............................   1,000        1,160,440
Sumner County (GO)
            5.000%, 06/01/21.............................     650          757,484
            5.000%, 12/01/21.............................     900        1,061,649
                                                                     -------------
TOTAL TENNESSEE..........................................               17,263,753
                                                                     -------------

TEXAS -- (12.7%)
City of Dallas (GO)
            5.000%, 02/15/19.............................   1,600        1,741,824
City of Frisco (GO) Series A
            5.000%, 02/15/25.............................   2,000        2,493,900
City of Garland (GO) Series A
            5.000%, 02/15/24.............................     400          494,380
City of Houston (GO) Series A
            5.000%, 03/01/18.............................     300          316,194
City of Houston (RN)
            3.000%, 06/30/17.............................   2,200        2,234,078
City of Lubbock (GO)
            5.000%, 02/15/23.............................   4,000        4,820,440
City of San Antonio (GO)
            5.000%, 02/01/20.............................   2,500        2,810,725
            5.000%, 02/01/21.............................   2,200        2,546,874
City of San Antonio Electric & Gas (RB) Series D
            5.000%, 02/01/19.............................     310          337,522
City of Sugar Land (GO)
            5.000%, 02/15/21.............................   1,050        1,215,134
Dallas County Community College District (GO)
            5.000%, 02/15/23.............................   7,965        9,683,767
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24.............................   3,035        3,764,705
Frisco Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/20.............................   2,460        2,805,679
Highland Park Independent School District (GO)
            5.000%, 02/15/23.............................   3,120        3,782,813
Humble Independent School District (GO) Series A
 (PSF-GTD)
            2.000%, 02/15/19.............................     660          674,256
Pflugerville Independent School District (GO) (PSF-GTD)
            4.000%, 08/15/20.............................   2,000        2,208,840

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
TEXAS -- (Continued)
Plano Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/17............................. $   100    $     101,225
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................   1,790        2,016,345
Texas State (GO)
    5.000%, 04/01/17.............................   3,150        3,206,290
    5.000%, 04/01/19.............................   1,150        1,259,595
    5.000%, 10/01/23.............................   4,200        5,152,308
Texas Transportation Commission State Highway
 Fund (RB)
    5.000%, 10/01/26.............................   2,225        2,850,025
Texas Transportation Commission State Highway
 Fund (RB) Series A
    4.750%, 04/01/17.............................   1,000        1,016,550
University of Texas System (The) (RB) Series C
    5.000%, 08/15/19.............................     100          110,864
Ysleta Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 08/15/20.............................     460          524,092
                                                             -------------
TOTAL TEXAS......................................               58,168,425
                                                             -------------

UTAH -- (2.4%)
City of American Fork (GO)
    5.000%, 05/01/26.............................   1,165        1,470,463
Jordan School District (GO) (SCH BD GTY)
    5.000%, 06/15/22.............................   3,050        3,668,479
Tooele County School District (GO) Series B (SCH
 BD GTY)
    5.000%, 06/01/22.............................     650          774,741
Utah State (GO)
    5.000%, 07/01/22.............................   1,500        1,807,395
Utah State (GO) Series C
    5.000%, 07/01/18.............................   1,400        1,495,620
    5.000%, 07/01/19.............................     900          996,300
Weber School District (GO) (SCH BD GTY)
    5.000%, 06/15/21.............................     650          760,598
                                                             -------------
TOTAL UTAH.......................................               10,973,596
                                                             -------------

VERMONT -- (0.3%)
Vermont State (GO) Series C
    4.000%, 08/15/23.............................   1,300        1,526,252
                                                             -------------

VIRGINIA -- (5.3%)
City of Manassas (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/01/21.............................   1,040        1,221,199
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................     900        1,045,035

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
VIRGINIA -- (Continued)
City of Virginia Beach (GO) Series A
    4.000%, 08/01/17............................. $   650    $     665,990
City of Virginia Beach (GO) Series B (ST AID
 WITHHLDG)
    5.000%, 09/15/24.............................   3,000        3,761,160
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19.............................   4,000        4,461,560
    5.000%, 10/01/23.............................   4,775        5,907,105
Fairfax County (GO) Series B (ST AID WITHHLDG)
    5.000%, 10/01/18.............................     400          431,160
Loudoun County (GO) Series A
    5.000%, 12/01/21.............................   5,000        5,944,050
Virginia Public Building Authority (RB) Series C
    5.000%, 08/01/23.............................     600          735,078
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................     200          230,230
                                                             -------------
TOTAL VIRGINIA...................................               24,402,567
                                                             -------------

WASHINGTON -- (6.2%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................     175          197,348
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................     190          211,136
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................     510          579,059
King & Snohomish Counties School District
 No. 417 Northshore (GO) (SCH BD GTY)
    5.000%, 12/01/19.............................   2,825        3,158,406
King County (GO) Series A
    5.000%, 07/01/20.............................     700          797,958
    5.000%, 12/01/25.............................   1,830        2,313,138
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/24.............................   2,265        2,838,543
King County Sewer Revenue (RB) Series B
    5.000%, 07/01/22.............................   5,640        6,758,243
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................   2,080        2,490,675

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO)
    5.000%, 07/01/17............................. $ 1,000 $   1,028,570
Washington State (GO) Series A
    5.000%, 07/01/19.............................   1,585     1,749,301
    5.000%, 08/01/21.............................     500       585,600
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................     150       168,546
Washington State (GO) Series R-2013A
    5.000%, 07/01/20.............................   2,775     3,155,841
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................     650       694,506
Washington State (GO) Series R-2015A
    5.000%, 07/01/20.............................   1,560     1,774,094
                                                          -------------
TOTAL WASHINGTON.................................            28,500,964
                                                          -------------

WISCONSIN -- (4.6%)
City of Janesville (GO)
    3.000%, 03/01/24.............................   1,245     1,361,445
City of Milwaukee (GO)
    5.000%, 05/01/20.............................   2,370     2,683,385
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................     100       108,878
City of Milwaukee (GO) Series N2
    4.000%, 03/01/24.............................   6,500     7,550,075
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................     650       709,748
Howard-Suamico School District (GO)
    2.000%, 03/01/17.............................     500       502,090
Oregon School District (GO)
    3.000%, 03/01/21.............................   1,900     2,037,978
Wisconsin State (GO) Series 1
    5.000%, 11/01/24.............................   3,700     4,618,488
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................     800       920,584
    5.000%, 11/01/22.............................     600       725,700
                                                          -------------
TOTAL WISCONSIN..................................            21,218,371
                                                          -------------
TOTAL MUNICIPAL BONDS............................           456,772,924
                                                          -------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $454,098,160)............................          $ 456,772,924
                                                          =============

DFA MUNICIPAL REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -----------------------------------------
                             LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                             ------- ------------ ------- ------------
          Municipal Bonds...   --    $456,772,924   --    $456,772,924
          Swap Agreements**.   --       5,173,203   --       5,173,203
                               --    ------------   --    ------------
          TOTAL.............   --    $461,946,127   --    $461,946,127
                               ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                         DFA MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (1.1%)
Alabama State (GO) Series A
     5.000%, 08/01/20.............................. $   200    $     228,612
     5.000%, 08/01/21..............................   1,000        1,175,230
     5.000%, 08/01/23..............................     300          368,403
Baldwin County (GO)
     4.000%, 05/01/20..............................     610          668,938
                                                               -------------
TOTAL ALABAMA......................................                2,441,183
                                                               -------------

ALASKA -- (0.8%)
Alaska State (GO) Series B
     5.000%, 08/01/20..............................     290          330,226
Borough of Fairbanks North Star (GO) Series S
     4.000%, 10/01/21..............................     560          629,714
City of Anchorage (GO) Series A
     3.000%, 09/01/22..............................     765          831,471
                                                               -------------
TOTAL ALASKA.......................................                1,791,411
                                                               -------------

ARIZONA -- (0.6%)
City of Chandler (GO)
     3.000%, 07/01/20..............................     550          588,418
Maricopa County School District No. 3 Tempe
 Elementary (GO)
     3.000%, 07/01/21..............................     550          590,342
                                                               -------------
TOTAL ARIZONA......................................                1,178,760
                                                               -------------

ARKANSAS -- (1.5%)
Arkansas State (GO)
     5.000%, 04/01/21..............................     400          464,924
     5.000%, 06/15/21..............................   1,250        1,460,850
     5.000%, 04/01/22..............................   1,110        1,323,919
                                                               -------------
TOTAL ARKANSAS.....................................                3,249,693
                                                               -------------

COLORADO -- (0.8%)
Arapahoe County School District No. 5 (GO)
 (ST AID WITHHLDG)
     3.000%, 12/15/16..............................     300          300,834
City & County of Denver (GO) Series A
     5.000%, 08/01/17..............................     125          129,001
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
     5.000%, 12/01/24..............................     550          687,384
Pueblo City Schools (GO) (ST AID WITHHLDG)
     5.000%, 12/15/20..............................     550          632,737
                                                               -------------
TOTAL COLORADO.....................................                1,749,956
                                                               -------------

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
CONNECTICUT -- (0.6%)
Connecticut State (GO) Series E
            4.000%, 09/15/20............................. $   550    $     602,327
Hartford County Metropolitan District (GO)
            5.000%, 03/01/19.............................     600          655,512
                                                                     -------------
TOTAL CONNECTICUT........................................                1,257,839
                                                                     -------------

DELAWARE -- (1.1%)
Kent County (GO)
            4.000%, 09/01/24.............................     415          482,031
New Castle County (GO)
            5.000%, 10/01/23.............................   1,600        1,976,960
                                                                     -------------
TOTAL DELAWARE...........................................                2,458,991
                                                                     -------------

DISTRICT OF COLUMBIA -- (0.9%)
District of Columbia (GO) Series B (AGM)
            5.250%, 06/01/18.............................   1,300        1,389,453
Washington Metropolitan Area Transit Authority (RB)
 Series A
            4.000%, 07/01/17.............................     450          459,684
                                                                     -------------
TOTAL DISTRICT OF COLUMBIA...............................                1,849,137
                                                                     -------------

FLORIDA -- (5.1%)
City of Port State Lucie (GO)
            5.000%, 07/01/20.............................     420          476,507
Flagler County (GO) (BAM)
            5.000%, 07/01/22.............................     465          551,341
Florida State Board of Education (GO) Series A
            5.000%, 06/01/17.............................     365          374,205
            5.000%, 06/01/18.............................     725          772,052
            5.000%, 06/01/19.............................     100          110,207
            5.000%, 06/01/24.............................     350          432,632
Florida State Board of Education (GO) Series B
            5.000%, 06/01/17.............................   1,200        1,230,264
Florida State Board of Education (GO) Series C
            5.000%, 06/01/17.............................   1,090        1,117,490
Miami-Dade County (GO) Series D
            5.000%, 07/01/20.............................   2,000        2,275,240
Palm Beach County (RB)
            5.000%, 11/01/23.............................     810          993,360
School Board of Miami-Dade County (The) (CP) Series A
 (NATL-RE)
(currency)  5.000%, 05/01/18
            (Pre-refunded
            @ $100, 5/1/17)..............................   2,690        2,747,001
                                                                     -------------
TOTAL FLORIDA............................................               11,080,299
                                                                     -------------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
GEORGIA -- (3.8%)
DeKalb County (GO) (TAN)
     2.000%, 12/16/16.............................. $ 5,300    $   5,309,063
Georgia State (GO) Series A
     5.000%, 07/01/19..............................     500          553,220
Georgia State Road & Tollway Authority (RB) (GTD)
     5.000%, 10/01/23..............................   2,000        2,469,720
                                                               -------------
TOTAL GEORGIA......................................                8,332,003
                                                               -------------

HAWAII -- (2.3%)
City & County of Honolulu (GO) Series B
     5.000%, 10/01/23..............................     150          184,121
     5.000%, 10/01/25..............................     725          913,166
Hawaii County (GO) Series B
     5.000%, 09/01/18..............................     420          451,063
Hawaii State (GO) Series DQ
     5.000%, 06/01/19..............................     300          330,459
Hawaii State (GO) Series EE
     5.000%, 11/01/20..............................   1,300        1,494,857
Maui County (GO)
     5.000%, 06/01/18..............................   1,560        1,660,480
                                                               -------------
TOTAL HAWAII.......................................                5,034,146
                                                               -------------

IOWA -- (1.0%)
State of Iowa (RB) Series A (ETM)
     5.000%, 06/01/18..............................   1,115        1,187,910
Urbandale Community School District (GO)
     1.200%, 06/01/17..............................   1,035        1,037,919
                                                               -------------
TOTAL IOWA.........................................                2,225,829
                                                               -------------

KANSAS -- (2.6%)
City of Wichita (GO) Series 811
     5.000%, 06/01/22..............................     550          660,127
Johnson County (GO) Series B
     5.000%, 09/01/22..............................     650          785,765
Johnson County Unified School District No. 229
 Blue Valley (GO) Series B
     5.000%, 10/01/23..............................     750          921,157
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/17..............................   1,000        1,035,420
Saline County Unified School District No. 305
 Salina (GO)
     5.000%, 09/01/20..............................   1,900        2,169,287
                                                               -------------
TOTAL KANSAS.......................................                5,571,756
                                                               -------------

KENTUCKY -- (2.0%)
Louisville & Jefferson County (GO) Series E
     5.000%, 12/01/17..............................   1,065        1,112,424

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
KENTUCKY -- (Continued)
Louisville & Jefferson County Metropolitan Sewer
 District (RB) Series C
     5.000%, 05/15/23.............................. $ 1,850    $   2,252,801
Louisville Water Co. (RB) Series A
     4.000%, 11/15/21..............................     800          906,576
                                                               -------------
TOTAL KENTUCKY.....................................                4,271,801
                                                               -------------

LOUISIANA -- (0.3%)
Louisiana State (GO) Series C
     5.000%, 08/01/23                                   500          602,235
                                                               -------------

MARYLAND -- (4.0%)
Baltimore County (GO)
     5.000%, 08/01/20..............................     750          857,295
     5.000%, 08/01/22..............................     600          723,222
Carroll County (GO)
     5.000%, 11/01/21..............................     550          651,024
Harford County (GO)
     5.000%, 09/15/17..............................   1,205        1,249,790
Harford County (GO) Series A
     5.000%, 09/15/20..............................     570          655,090
Maryland State (GO) Series B
     4.000%, 08/01/23..............................     850          992,341
Maryland State (GO) Series C-2
     5.000%, 08/01/22..............................   1,000        1,205,990
Montgomery County (GO) Series B
     5.000%, 12/01/21..............................     350          415,705
Washington Suburban Sanitary Commission (GO)
     5.000%, 06/01/24..............................     655          818,625
Worcester County (GO) Series B
     4.000%, 08/01/21..............................   1,000        1,128,250
                                                               -------------
TOTAL MARYLAND.....................................                8,697,332
                                                               -------------

MASSACHUSETTS -- (4.2%)
City of Everett (GO)
     4.000%, 02/15/18..............................   1,895        1,972,259
City of Lowell (GO) (ST AID WITHHLDG)
     4.000%, 09/01/23..............................     250          288,483
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................     285          327,773
Commonwealth of Massachusetts (GO) Series A
     5.000%, 03/01/18..............................   2,500        2,638,375
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................     400          506,000
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................     100          114,069

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
MASSACHUSETTS -- (Continued)
Commonwealth of Massachusetts (RAN) Series C
     2.000%, 06/26/17.............................. $   350    $     353,066
Tantasqua Regional School District (GO)
     5.000%, 10/01/19..............................   1,360        1,515,271
Town of Holbrook (GO)
     5.000%, 12/01/21..............................     755          891,013
Town of Pembroke (GO)
     3.000%, 08/01/17..............................     530          539,031
                                                               -------------
TOTAL MASSACHUSETTS................................                9,145,340
                                                               -------------

MICHIGAN -- (0.5%)
Michigan State Trunk Line Revenue (RB)
     5.000%, 11/15/17..............................   1,055        1,101,177
                                                               -------------

MINNESOTA -- (2.5%)
Lakeville Independent School District No.194
 (GO) Series D (SD CRED PROG)
     5.000%, 02/01/18..............................   1,780        1,871,456
Minnesota State (GO) Series B
     5.000%, 10/01/19..............................     600          669,420
Minnesota State (GO) Series D
     5.000%, 08/01/18..............................     250          267,788
Minnesota State (GO) Series E
     5.000%, 08/01/22..............................     760          916,552
State Paul Independent School District No. 625
 (GO) Series B (SD CRED PROG)
     5.000%, 02/01/21..............................   1,425        1,649,680
                                                               -------------
TOTAL MINNESOTA....................................                5,374,896
                                                               -------------

MISSISSIPPI -- (0.7%)
Mississippi State (GO) Series C
     5.000%, 10/01/18..............................     825          887,956
     5.000%, 10/01/20..............................     500          574,650
                                                               -------------
TOTAL MISSISSIPPI..................................                1,462,606
                                                               -------------

MISSOURI -- (1.9%)
City of O'Fallon (GO)
     5.000%, 03/01/18..............................     965        1,017,621
Missouri State (GO) Series A
     4.000%, 10/01/17..............................   2,900        2,986,739
                                                               -------------
TOTAL MISSOURI.....................................                4,004,360
                                                               -------------

NEBRASKA -- (0.2%)
Southern Public Power District (RB)
     5.000%, 12/15/21..............................     400          470,640
                                                               -------------

NEVADA -- (1.9%)
Nevada State (GO) Series C
     5.000%, 11/01/24..............................     450          559,427

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
NEVADA -- (Continued)
Nevada State (GO) Series D-1
            5.000%, 03/01/22............................. $   250    $     296,610
Nevada State (RB)
            5.000%, 12/01/17.............................   1,550        1,620,060
Nevada State Highway Improvement Revenue (RB)
            4.000%, 12/01/17.............................   1,000        1,034,270
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................     550          575,910
                                                                     -------------
TOTAL NEVADA.............................................                4,086,277
                                                                     -------------

NEW HAMPSHIRE -- (0.8%)
City of Dover (GO)
            3.000%, 06/15/20.............................     610          648,076
City of Nashua (GO)
            4.000%, 07/15/24.............................     770          897,905
New Hampshire State (GO) Series B
            5.000%, 06/01/19.............................     250          275,450
                                                                     -------------
TOTAL NEW HAMPSHIRE......................................                1,821,431
                                                                     -------------

NEW MEXICO -- (0.4%)
Santa Fe County (GO)
            5.000%, 07/01/22.............................     710          851,198
                                                                     -------------

NEW YORK -- (6.9%)
City of New York (GO) Series 1
            3.000%, 08/01/17.............................   1,950        1,983,520
City of New York (GO) Series A
            5.000%, 08/01/24.............................     100          123,114
City of New York (GO) Series B
            5.000%, 08/01/17.............................     300          309,603
            5.000%, 08/01/19.............................     100          110,599
City of New York (GO) Series E
            5.000%, 08/01/17.............................     350          361,204
            5.000%, 08/01/21.............................     265          309,435
City of New York (GO) Series F
            5.000%, 08/01/17.............................     300          309,603
City of New York (GO) Series F-1
            3.000%, 06/01/17.............................   1,400        1,418,858
Metropolitan Transportation Authority (RB) Series B
(currency)  5.000%, 11/15/20 (Pre-refunded
            @ $100, 11/15/17)............................     370          386,195
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17.............................   1,450        1,497,038
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series G (ETM)
            5.000%, 11/01/17.............................     800          833,296

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB)
(currency)  5.000%, 07/01/27
            (Pre-refunded @ $100, 7/1/17)................ $   330    $     339,362
New York State Dormitory Authority (RB) Series A
            5.000%, 03/15/17.............................     355          360,669
            5.000%, 02/15/18.............................     150          158,066
            5.000%, 03/15/23.............................     600          731,118
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/22.............................     800          947,504
            5.000%, 02/15/24.............................     300          368,235
New York State Environmental Facilities Corp. (RB)
 Series A
            5.000%, 12/15/17.............................     170          178,038
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18.............................     350          369,838
New York State Urban Dev. Corp. (RB) Series A-1
            5.000%, 12/15/16.............................     300          301,572
New York State Urban Development Corp. (RB) Series B-1
            5.000%, 03/15/17.............................     180          182,867
North Shore Central School District (GO) (ST AID
 WITHHLDG)
            2.000%, 12/15/23.............................     315          325,808
Oneida County (GO)
            4.000%, 04/01/17.............................     300          303,993
Riverhead Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/15/22.............................     540          556,556
Town of Brookhaven (GO) Series A
            3.000%, 02/01/18.............................     650          667,667
Town of Hempstead (GO) Series A
            4.000%, 04/15/18.............................     650          679,731
Triborough Bridge & Tunnel Authority (RB) Series B
            3.000%, 11/15/16.............................     900          900,729
                                                                     -------------
TOTAL NEW YORK...........................................               15,014,218
                                                                     -------------

NORTH CAROLINA -- (5.3%)
City of Charlotte (RB)
            5.000%, 07/01/19.............................   3,000        3,318,480
City of Charlotte Water & Sewer System Revenue (RB)
            5.000%, 07/01/17.............................   2,250        2,314,282
Mecklenburg County (GO) Series A
            4.000%, 12/01/16.............................   1,870        1,874,937
New Hanover County (GO)
            5.000%, 02/01/23.............................   1,550        1,890,783
North Carolina State (GO) Series D
            4.000%, 06/01/23.............................     350          408,429

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
NORTH CAROLINA -- (Continued)
Wake County (GO)
     5.000%, 03/01/19.............................. $   160    $     175,037
     5.000%, 09/01/21..............................   1,300        1,533,701
                                                               -------------
TOTAL NORTH CAROLINA...............................               11,515,649
                                                               -------------

NORTH DAKOTA -- (0.9%)
City of West Fargo (GO) Series A
     5.000%, 05/01/24..............................   1,150        1,398,826
North Dakota State University of Agriculture &
 Applied Science (RB) Series A
     5.000%, 04/01/21..............................     500          576,270
                                                               -------------
TOTAL NORTH DAKOTA.................................                1,975,096
                                                               -------------

OHIO -- (3.6%)
City of Columbus (GO) Series A
     3.000%, 07/01/22..............................     835          913,181
City of Columbus (GO) Series B
     5.000%, 02/15/23..............................     475          578,460
Hamilton County Sewer System Revenue (RB) Series
 A
     5.000%, 12/01/21..............................     500          589,805
Ohio State (GO) Series A
     5.000%, 09/15/21..............................     800          942,448
     5.000%, 09/15/22..............................     750          905,775
Ohio State (GO) Series B
     5.000%, 06/15/22..............................     450          539,897
Ohio State (GO) Series C
     2.000%, 11/01/17..............................   1,500        1,519,290
Ohio State Water Development Authority (RB)
 Series A
     5.000%, 06/01/21..............................   1,550        1,810,074
                                                               -------------
TOTAL OHIO.........................................                7,798,930
                                                               -------------

OKLAHOMA -- (0.7%)
City of Tulsa (GO)
     4.000%, 03/01/18..............................   1,500        1,562,640
                                                               -------------

OREGON -- (1.1%)
City of McMinnville (GO)
     5.000%, 02/01/22..............................     290          342,928
Clackamas County School District No. 12 North
 Clackamas (GO) Series A (AGM) (SCH BD GTY)
     5.000%, 06/15/17..............................     500          513,140
Lane County School District No. 4J Eugene (GO)
 (SCH BD GTY)
     3.000%, 06/15/25..............................     940        1,028,078
Oregon State (GO) Series E
     5.000%, 08/01/21..............................     410          482,053
                                                               -------------
TOTAL OREGON.......................................                2,366,199
                                                               -------------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
PENNSYLVANIA -- (0.6%)
Berks County (GO)
    5.000%, 11/15/22............................. $   445    $     537,658
Commonwealth of Pennsylvania (GO) Series 1
    5.000%, 07/01/21.............................     550          635,800
                                                             -------------
TOTAL PENNSYLVANIA...............................                1,173,458
                                                             -------------

RHODE ISLAND -- (2.2%)
Rhode Island State (GO) Series A
    5.000%, 08/01/19.............................   1,800        1,992,852
Rhode Island State (GO) Series C
    5.000%, 08/01/17.............................   2,780        2,868,154
                                                             -------------
TOTAL RHODE ISLAND...............................                4,861,006
                                                             -------------

SOUTH CAROLINA -- (2.0%)
Anderson County School District No. 4 (GO)
 Series A (SCSDE)
    5.000%, 03/01/21.............................     500          580,575
City of North Charleston (GO) (ST AID WITHHLDG)
    5.000%, 06/01/21.............................     500          583,895
Clemson University (RB) Series B
    5.000%, 05/01/25.............................     750          945,667
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
    5.000%, 03/01/19.............................   1,440        1,572,538
Richland County School District No. 2 (GO)
 Series A (SCSDE)
    5.000%, 02/01/20.............................     600          674,574
                                                             -------------
TOTAL SOUTH CAROLINA.............................                4,357,249
                                                             -------------

TENNESSEE -- (5.2%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
    5.000%, 02/01/20.............................     565          634,648
City of Knoxville Wastewater System Revenue (RB)
 Series A
    5.000%, 04/01/19.............................   1,825        2,000,291
City of Knoxville Wastewater System Revenue (RB)
 Series B
    4.000%, 04/01/22.............................     310          352,033
City of Memphis (GO) Series A
    5.000%, 04/01/25.............................   1,250        1,563,113
City of Memphis (GO) Series B
    5.000%, 04/01/17.............................   1,090        1,109,380
Hamilton County (GO) Series B
    5.000%, 03/01/22.............................   1,735        2,069,300
Metropolitan Government of Nashville & Davidson
 County (GO)
    5.000%, 07/01/22.............................     650          780,052
Sullivan County (GO) Series A
    5.000%, 04/01/21.............................     450          522,198
Sumner County (GO)
    5.000%, 12/01/21.............................     230          271,310
    5.000%, 12/01/22.............................     640          771,712

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
TENNESSEE -- (Continued)
Town of Collierville (GO) Series A
    5.000%, 01/01/21............................. $ 1,095    $   1,265,316
                                                             -------------
TOTAL TENNESSEE..................................               11,339,353
                                                             -------------

TEXAS -- (9.4%)
Bexar County (GO)
    5.000%, 06/15/20.............................     500          567,425
    5.000%, 06/15/21.............................   1,275        1,486,943
City of Dallas (GO) Series A
    5.000%, 02/15/21.............................     500          578,405
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/19.............................     180          196,083
City of Garland (GO) Series A
    5.000%, 02/15/24.............................     200          247,190
City of Houston (RN)
    3.000%, 06/30/17.............................   1,500        1,523,235
El Paso Independent School District (GO)
 (PSF-GTD)
    5.000%, 08/15/24.............................     500          620,215
Fort Worth Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/26.............................     445          561,884
Galveston County (GO) (NATL-RE)
    4.000%, 02/01/17.............................     550          554,526
Grapevine-Colleyville Independent School
 District (GO) (PSF-GTD)
    2.000%, 08/15/19.............................   1,500        1,537,725
Highland Park Independent School District (GO)
    5.000%, 02/15/23.............................   2,000        2,424,880
Highland Park Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................   1,500        1,688,115
Katy Independent School District (GO) Series A
 (PSF-GTD)
    5.000%, 02/15/21.............................     400          463,632
Northwest Independent School District (GO)
 Series A (PSF-GTD)
    5.000%, 02/15/24.............................   1,000        1,231,300
San Antonio Independent School District (GO)
 (PSF-GTD)
    5.000%, 02/15/20.............................     400          450,580
Texas State (GO)
    5.000%, 04/01/17.............................     800          814,296
    5.000%, 04/01/19.............................     250          273,825
    5.000%, 10/01/23.............................     375          460,028
Texas State (GO) Series A
    5.000%, 10/01/21.............................     800          942,880
    5.000%, 10/01/25.............................     845        1,066,694
Texas Transportation Commission State Highway
 Fund (RB) Series A
    4.750%, 04/01/17.............................     200          203,310
Travis County (GO) Series A
    3.000%, 03/01/17.............................     600          604,662

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
TEXAS -- (Continued)
University of Texas System (The) (RB) Series A
    5.250%, 08/15/18............................. $   800    $     862,160
Wylie Independent School District (GO) Series C
 (PSF-GTD)
    6.750%, 08/15/18.............................   1,000        1,103,240
                                                             -------------
TOTAL TEXAS......................................               20,463,233
                                                             -------------

UTAH -- (2.5%)
Alpine School District (GO) (SCH BD GTY)
    5.000%, 03/15/21.............................     550          641,712
Central Utah Water Conservancy District (RB)
 Series A
    5.000%, 10/01/20.............................     450          515,327
Snyderville Basin Special Recreation District
 (GO) Series B
    4.000%, 12/15/20.............................     540          601,468
Utah State (GO)
    5.000%, 07/01/22.............................     800          963,944
Utah State (GO) Series C
    5.000%, 07/01/17.............................     420          431,974
    5.000%, 07/01/18.............................   1,650        1,762,695
    5.000%, 07/01/19.............................     500          553,500
                                                             -------------
TOTAL UTAH.......................................                5,470,620
                                                             -------------

VERMONT -- (0.6%)
Vermont State (GO) Series B
    5.000%, 08/15/23.............................   1,000        1,235,810
                                                             -------------

VIRGINIA -- (2.8%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
    5.000%, 09/01/21.............................     840          987,983
    5.000%, 09/01/22.............................     475          572,731
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/20.............................   1,635        1,843,920
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/20.............................     550          636,257
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................   1,830        2,114,437
                                                             -------------
TOTAL VIRGINIA...................................                6,155,328
                                                             -------------

WASHINGTON -- (8.6%)
City of Marysville Water & Sewer Revenue (RB)
    5.000%, 04/01/20.............................     755          851,413
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................   1,500        1,718,670

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
WASHINGTON -- (Continued)
City of Seattle Municipal Light & Power Revenue
 (RB)
    5.000%, 09/01/20............................. $   650    $     744,231
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................   1,455        1,690,666
King County (GO) Series A
    5.000%, 07/01/20.............................     265          302,084
King County (GO) Series E
    5.000%, 12/01/17.............................   1,000        1,045,640
King County School District No. 405 Bellevue
 (GO) Series A (SCH BD GTY)
    5.000%, 12/01/18.............................     500          541,995
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................   1,440        1,788,149
King County Sewer Revenue (RB)
    5.000%, 01/01/18.............................     550          576,703
Pierce County School District No.10 Tacoma (GO)
 (SCH BD GTY)
    5.000%, 12/01/18.............................     500          541,775
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/18.............................     895          969,204
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/25.............................   2,000        2,524,200
Spokane County (GO)
    5.000%, 12/01/20.............................     450          515,912
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................     350          412,489
Washington State (GO) Series 2013A
    5.000%, 08/01/21.............................     200          234,240
Washington State (GO) Series A-1
    5.000%, 08/01/21.............................     800          936,960
Washington State (GO) Series B
    4.000%, 07/01/18.............................   1,000        1,052,010
Washington State (GO) Series C
    5.000%, 07/01/17.............................     500          514,285
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................     100          112,364
Washington State (GO) Series R-2013A
    5.000%, 07/01/20.............................     400          454,896
Washington State (GO) Series R-2015E
    5.000%, 07/01/18.............................   1,005        1,073,812
                                                             -------------
TOTAL WASHINGTON.................................               18,601,698
                                                             -------------

DFA MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
WEST VIRGINIA -- (0.4%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20............................. $   250    $     271,825
West Virginia State (GO) Series A
    5.000%, 06/01/19.............................     550          605,402
                                                             -------------
TOTAL WEST VIRGINIA..............................                  877,227
                                                             -------------

WISCONSIN -- (5.6%)
City of Janesville (GO)
    1.500%, 02/01/17.............................   2,140        2,144,644
    3.000%, 03/01/24.............................   2,000        2,187,060
City of Milwaukee (GO)
    5.000%, 05/01/17.............................   1,500        1,531,935
City of Milwaukee (GO) Series N3
    5.000%, 05/15/20.............................   1,000        1,133,670
Howard-Suamico School District (GO)
    2.000%, 03/01/17.............................     845          848,532

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
WISCONSIN -- (Continued)
Oak Creek Franklin Joint School District (GO)
 Series B
    3.000%, 04/01/20............................. $   630    $     668,222
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................   1,310        1,439,114
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................     600          690,438
    5.000%, 11/01/22.............................     900        1,088,550
Wisconsin State (GO) Series B
    5.000%, 05/01/21.............................     400          465,740
                                                             -------------
TOTAL WISCONSIN..................................               12,197,905
                                                             -------------
TOTAL MUNICIPAL BONDS............................              217,075,915
                                                             -------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $215,174,316)............................             $ 217,075,915
                                                             =============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -----------------------------------------
                                       LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                       ------- ------------ ------- ------------
Municipal Bonds.......................   --    $217,075,915   --    $217,075,915
                                         --    ------------   --    ------------
TOTAL.................................   --    $217,075,915   --    $217,075,915
                                         ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016


                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (1.0%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $4,500 $ 4,991,175
    5.000%, 08/01/20.............................  5,495   6,281,115
    5.000%, 08/01/21.............................  1,450   1,704,083
    5.000%, 08/01/21.............................  6,030   7,086,637
                                                         -----------
TOTAL ALABAMA....................................         20,063,010
                                                         -----------

ALASKA -- (0.2%)
Alaska State (GO) Series B
    5.000%, 08/01/20.............................  3,920   4,463,743
                                                         -----------

ARIZONA -- (1.1%)
Arizona State Transportation Board (RB)
    5.000%, 07/01/17.............................  2,105   2,164,866
    5.000%, 07/01/18.............................  5,050   5,391,431
City of Phoenix (GO)
    4.000%, 07/01/20.............................  1,085   1,197,590
    4.000%, 07/01/21.............................  1,470   1,653,882
Madison Elementary School District No. 38 (GO)
 Series A
    2.000%, 07/01/20.............................  1,400   1,442,532
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  2,210   2,323,439
    3.000%, 07/01/20.............................  6,505   6,944,868
Maricopa County School District No. 3 Tempe
 Elementary (GO)
    3.000%, 07/01/21.............................  1,410   1,513,424
                                                         -----------
TOTAL ARIZONA....................................         22,632,032
                                                         -----------

ARKANSAS -- (1.5%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  6,890   7,287,140
    5.000%, 04/01/19.............................  7,240   7,926,352
    5.000%, 04/01/21.............................  4,300   4,997,933
    5.000%, 06/15/21.............................  8,730  10,202,576
                                                         -----------
TOTAL ARKANSAS...................................         30,414,001
                                                         -----------

CALIFORNIA -- (0.4%)
California State (GO) Series B
    5.000%, 09/01/18.............................  7,000   7,531,020
                                                         -----------

COLORADO -- (0.9%)
City & County of Denver (GO) Series A
    5.000%, 08/01/17.............................  3,110   3,209,551
    5.000%, 08/01/18.............................  7,745   8,296,057
    5.000%, 08/01/20.............................  4,920   5,618,000
Denver City & County School District No. 1 (GO)
 Series B (ETM) (ST AID WITHHLDG)
    4.000%, 12/01/18.............................    140     148,883

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
COLORADO -- (Continued)
Denver City & County School District No. 1 (GO)
 Series B (ST AID WITHHLDG)
    4.000%, 12/01/18............................. $ 1,045 $ 1,111,086
                                                          -----------
TOTAL COLORADO...................................          18,383,577
                                                          -----------

CONNECTICUT -- (2.6%)
City of Middletown (GO)
    5.000%, 04/01/21.............................   1,905   2,215,096
Connecticut State (GO) Series A
    5.000%, 10/15/19.............................   5,350   5,919,401
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  15,310  16,315,867
Connecticut State (GO) Series C
    5.000%, 06/01/18.............................   9,980  10,596,764
Connecticut State (GO) Series F
    4.000%, 11/15/17.............................   6,065   6,263,022
Connecticut State Special Tax Revenue (RB)
    5.000%, 01/01/19.............................  11,000  11,915,970
                                                          -----------
TOTAL CONNECTICUT................................          53,226,120
                                                          -----------

DELAWARE -- (1.2%)
Delaware State (GO)
    5.000%, 07/01/19.............................   5,000   5,533,600
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................   1,535   1,594,834
Delaware State (GO) Series A
    4.000%, 08/01/17.............................   5,100   5,225,460
    5.000%, 08/01/19.............................   5,745   6,377,065
Delaware State (GO) Series C
    5.000%, 03/01/18.............................   5,265   5,555,681
                                                          -----------
TOTAL DELAWARE...................................          24,286,640
                                                          -----------

DISTRICT OF COLUMBIA -- (0.3%)
District of Columbia (GO) Series B (AGM)
    5.250%, 06/01/18.............................   2,265   2,420,855
Washington Metropolitan Area Transit Authority
 (RB) Series A
    4.000%, 07/01/17.............................   4,000   4,086,080
                                                          -----------
TOTAL DISTRICT OF COLUMBIA.......................           6,506,935
                                                          -----------

FLORIDA -- (2.7%)
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17.............................     555     568,997
    5.000%, 06/01/18.............................   4,000   4,259,600
    5.000%, 06/01/19.............................  19,310  21,280,971
    5.000%, 06/01/19.............................  10,100  11,130,907
    5.000%, 06/01/20.............................   2,850   3,242,103

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
FLORIDA -- (Continued)
    5.000%, 01/01/21............................. $ 2,340 $  2,706,023
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17.............................   9,700    9,944,634
    5.000%, 06/01/20.............................   1,000    1,137,580
Florida's Turnpike Enterprise (RB) Series A
    5.000%, 07/01/17.............................   1,275    1,311,427
                                                          ------------
TOTAL FLORIDA....................................           55,582,242
                                                          ------------

GEORGIA -- (5.2%)
Athens-Clarke County Unified Government Water &
 Sewerage Revenue (RB) (ETM)
    5.000%, 01/01/17.............................   1,100    1,107,678
City of Albany (GO)
    3.000%, 06/01/17.............................   2,220    2,249,260
De Kalb County School District (GO) (ST AID
 WITHHLDG)
    4.000%, 11/01/17.............................  10,775   11,123,463
DeKalb County (GO) (TAN)
    2.000%, 12/16/16.............................  28,860   28,909,351
Georgia State (GO) Series A
    5.000%, 07/01/19.............................   7,350    8,132,334
Georgia State (GO) Series A-1
    5.000%, 02/01/20.............................   4,210    4,744,754
Georgia State (GO) Series D
    5.000%, 07/01/17.............................   4,000    4,114,040
    5.000%, 02/01/19.............................   7,970    8,692,480
Georgia State (GO) Series E-1
    4.500%, 07/01/19.............................   6,890    7,533,044
Georgia State (GO) Series I
    5.000%, 07/01/19.............................  20,475   22,654,359
Georgia State Road & Tollway Authority (RB)
 Series A
    5.000%, 06/01/17.............................   1,000    1,024,450
Georgia State Road & Tollway Authority (RB)
 Series B (ST GTD)
    5.000%, 10/01/17.............................   8,510    8,844,103
                                                          ------------
TOTAL GEORGIA....................................          109,129,316
                                                          ------------

HAWAII -- (2.0%)
City & County of Honolulu (GO) Series B
    5.000%, 11/01/19.............................   8,000    8,926,640
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................   1,175    1,210,344
Hawaii State (GO) Series DR
    5.000%, 06/01/19.............................   9,725   10,712,379
Hawaii State (GO) Series EE
    5.000%, 11/01/18.............................  11,495   12,422,072
Hawaii State (GO) Series EO
    5.000%, 08/01/22.............................   6,000    7,206,480

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
HAWAII -- (Continued)
Maui County (GO)
    5.000%, 06/01/18............................. $   500 $   532,205
                                                          -----------
TOTAL HAWAII.....................................          41,010,120
                                                          -----------

ILLINOIS -- (0.4%)
Central Lake County Joint Action Water Agency
 (RB)
    4.000%, 05/01/18.............................   6,195   6,473,775
City of Peoria (GO) Series D
    4.000%, 01/01/17.............................   1,620   1,628,440
                                                          -----------
TOTAL ILLINOIS...................................           8,102,215
                                                          -----------

IOWA -- (0.2%)
State of Iowa (RB) Series A (ETM)
    5.000%, 06/01/18.............................   4,785   5,097,891
                                                          -----------

KANSAS -- (1.0%)
City of Wichita (GO) Series A
    5.000%, 12/01/19.............................   3,960   4,433,775
Johnson County Unified School District No. 229
 Blue Valley (GO) Series A
    5.000%, 10/01/17.............................   5,635   5,848,848
Kansas State Department of Transportation (RB)
 Series A
    5.000%, 09/01/17.............................   4,000   4,141,680
Kansas State Department of Transportation (RB)
 Series C
    5.000%, 09/01/19.............................   4,975   5,534,339
Sedgwick County Unified School District No. 266
 Maize (GO) Series A
    2.000%, 09/01/18.............................   1,000   1,018,240
                                                          -----------
TOTAL KANSAS.....................................          20,976,882
                                                          -----------

LOUISIANA -- (0.4%)
Louisiana State (GO) Series A
    5.000%, 02/01/18.............................   2,000   2,100,460
Louisiana State (GO) Series C
    5.000%, 08/01/21.............................   5,000   5,800,900
                                                          -----------
TOTAL LOUISIANA..................................           7,901,360
                                                          -----------

MARYLAND -- (7.2%)
Anne Arundel County (GO)
    5.000%, 04/01/21.............................  12,740  14,843,629
Baltimore County (GO)
    5.000%, 08/01/18.............................   2,450   2,626,547
Baltimore County (GO) Series B
    5.000%, 08/01/17.............................   6,550   6,759,666
    5.000%, 08/01/18.............................   5,000   5,360,300
Charles County (GO)
    5.000%, 03/01/19.............................   2,450   2,679,051

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
MARYLAND -- (Continued)
Maryland State (GO) Series A
    5.000%, 08/01/19............................. $20,000 $ 22,194,600
Maryland State (GO) Series B
    5.000%, 03/01/19.............................   6,300    6,892,074
    5.000%, 08/01/19.............................  11,500   12,761,895
Maryland State (GO) Series C
    5.000%, 11/01/18.............................   9,305   10,065,125
    5.000%, 08/01/19.............................   2,000    2,219,460
Montgomery County (GO) Series B
    5.000%, 12/01/21.............................   4,000    4,750,920
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................  16,190   17,434,687
    4.000%, 03/01/19.............................   9,575   10,252,527
    4.000%, 03/01/20.............................   9,780   10,727,682
Prince George's County (GO) Series C
    5.000%, 08/01/18.............................  10,075   10,801,004
Talbot County (GO)
    2.000%, 12/15/21.............................   1,330    1,375,938
Washington Suburban Sanitary Commission (GO)
    5.000%, 06/01/18.............................   2,350    2,503,667
Washington Suburban Sanitary Commission (GO)
 Series A
    4.000%, 06/01/18.............................   5,000    5,248,700
                                                          ------------
TOTAL MARYLAND...................................          149,497,472
                                                          ------------

MASSACHUSETTS -- (4.3%)
City of Boston (GO) Series A
    5.000%, 03/01/18.............................   3,960    4,179,740
Commonwealth of Massachusetts (GO) Series A
    5.000%, 04/01/17.............................   5,000    5,089,100
    5.000%, 05/01/21.............................  10,000   11,643,500
Commonwealth of Massachusetts (GO) Series B
    5.000%, 08/01/18.............................   3,750    4,019,550
Commonwealth of Massachusetts (GO) Series C
    5.000%, 08/01/20.............................   8,500    9,695,865
Commonwealth of Massachusetts (GO) Series D
 (AMBAC)
    5.500%, 10/01/19.............................   4,220    4,762,186
Commonwealth of Massachusetts (GO) Series E
    5.000%, 12/01/17.............................  15,000   15,684,600
Commonwealth of Massachusetts (RAN) Series C
    2.000%, 06/26/17.............................   5,000    5,043,800
Massachusetts Bay Transportation Authority (RB)
 Series A
    5.250%, 07/01/19.............................   3,115    3,462,634
Massachusetts Clean Water Trust (The) (RB)
    5.000%, 08/01/20.............................   5,830    6,668,645

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
MASSACHUSETTS -- (Continued)
Massachusetts Water Resources Authority (RB)
 Series J (AGM) (GO OF AUTH)
     5.250%, 08/01/18.............................. $18,000 $19,371,600
                                                            -----------
TOTAL MASSACHUSETTS................................          89,621,220
                                                            -----------

MICHIGAN -- (2.1%)
Chippewa Valley Schools (GO) (Q-SBLF)
     5.000%, 05/01/17..............................   1,000   1,020,940
Michigan Finance Authority (RB) Series A
     5.000%, 07/01/18..............................  25,260  26,989,552
Michigan State (GO)
     5.000%, 11/01/19..............................  13,000  14,522,040
Michigan State Trunk Line Revenue (RB)
     5.000%, 11/15/18..............................   1,530   1,653,196
                                                            -----------
TOTAL MICHIGAN.....................................          44,185,728
                                                            -----------

MINNESOTA -- (3.7%)
City of Minneapolis (GO)
     1.000%, 12/01/16..............................   5,200   5,201,612
     2.000%, 12/01/18..............................   5,085   5,197,734
City of Rochester (GO) Series A
     5.000%, 02/01/18..............................   2,590   2,723,748
Lakeville Independent School District No. 194
 (GO) Series D (SD CRED PROG)
     5.000%, 02/01/19..............................   4,425   4,813,692
Minnesota State (GO) Series A
     5.000%, 08/01/17..............................  13,665  14,102,417
Minnesota State (GO) Series B
     5.000%, 08/01/19..............................   4,000   4,437,760
     4.000%, 08/01/20..............................   8,800   9,747,232
Minnesota State (GO) Series D
     5.000%, 08/01/21..............................   7,230   8,507,903
Minnesota State (GO) Series E
     2.000%, 08/01/19..............................     725     745,568
Minnesota State (GO) Series F
     5.000%, 10/01/17..............................  12,000  12,467,760
Owatonna Independent School District No. 761
 (GO) Series A (SD CRED PROG)
     2.000%, 02/01/18..............................   2,855   2,895,912
University of Minnesota (RB) Series A (GO OF
 UNIV)
     5.000%, 12/01/17..............................   6,040   6,315,001
                                                            -----------
TOTAL MINNESOTA....................................          77,156,339
                                                            -----------

MISSISSIPPI -- (0.1%)
Mississippi State (GO) Series C
     5.000%, 10/01/18..............................   2,800   3,013,668
                                                            -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
MISSOURI -- (1.0%)
Jackson County Reorganized School District No. 7 (GO)
            3.000%, 03/01/21............................. $ 2,375 $ 2,555,785
Missouri State (GO) Series A
            4.000%, 10/01/17.............................  11,850  12,204,433
            5.000%, 12/01/20.............................   4,515   5,225,029
                                                                  -----------
TOTAL MISSOURI...........................................          19,985,247
                                                                  -----------

NEVADA -- (1.3%)
City of Henderson NV (GO)
            5.000%, 06/01/19.............................   5,295   5,821,217
Clark County (GO)
            5.000%, 11/01/16.............................   7,425   7,425,000
Clark County School District (GO) Series B (AMBAC)
            4.500%, 06/15/17.............................   5,770   5,903,575
Clark County School District (GO) Series C
(currency)  5.000%, 06/15/26
            (Pre-refunded
            @ $100, 12/15/17)............................   4,750   4,972,395
Nevada State (RB)
            5.000%, 12/01/17.............................   2,600   2,717,520
Washoe County School District (GO) Series A
            3.000%, 06/01/19.............................   1,125   1,177,999
                                                                  -----------
TOTAL NEVADA.............................................          28,017,706
                                                                  -----------

NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
            3.000%, 06/15/17.............................   1,000   1,014,060
City of Nashua (GO)
            5.000%, 03/15/17.............................   1,400   1,422,358
            4.000%, 07/15/21.............................   1,720   1,934,398
                                                                  -----------
TOTAL NEW HAMPSHIRE......................................           4,370,816
                                                                  -----------
NEW JERSEY -- (0.5%)
Livingston Township (GO)
            3.000%, 01/15/17.............................   1,810   1,818,507
Monmouth County (GO)
            5.000%, 07/15/20.............................   4,540   5,181,956
            5.000%, 07/15/21.............................   3,770   4,426,508
                                                                  -----------
TOTAL NEW JERSEY.........................................          11,426,971
                                                                  -----------

NEW MEXICO -- (1.6%)
City of Albuquerque (GO) Series A
            5.000%, 07/01/17.............................   3,300   3,393,852
            5.000%, 07/01/18.............................   4,775   5,101,944
New Mexico State (GO)
            5.000%, 03/01/17.............................   4,745   4,812,759
            5.000%, 03/01/19.............................   1,500   1,637,325
New Mexico State Severance Tax Permanent Fund (RB)
 Series A
            5.000%, 07/01/19.............................   6,500   7,152,080

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
NEW MEXICO -- (Continued)
New Mexico State Severance Tax Permanent Fund (RB)
 Series A-2
            5.000%, 07/01/18............................. $10,000 $10,683,000
                                                                  -----------
TOTAL NEW MEXICO.........................................          32,780,960
                                                                  -----------

NEW YORK -- (6.7%)
Albany County (BAN)
            2.000%, 05/25/17.............................     550     554,268
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................   1,160   1,190,833
Churchville-Chili Central School District (GO) (ST AID
 WITHHLDG)
            3.000%, 06/15/17.............................     695     704,772
City of New York (GO) Series A-1
            5.000%, 08/01/17.............................     875     903,009
City of New York (GO) Series B
            5.000%, 08/01/17.............................   4,360   4,499,564
            5.000%, 08/01/17.............................   1,100   1,135,211
City of New York (GO) Series C
            5.000%, 08/01/18.............................   6,265   6,707,372
City of New York (GO) Series G
            5.000%, 08/01/17.............................   1,250   1,290,012
            5.000%, 08/01/18.............................   8,000   8,564,880
            5.000%, 08/01/19.............................  15,310  16,932,707
            5.000%, 08/01/21.............................   5,915   6,906,827
City of New York (GO) Series H-A
            5.000%, 03/01/19.............................  10,105  11,022,837
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19.............................     500     510,395
New York State (GO) Series A
            4.000%, 03/01/18.............................     400     416,868
New York State Dormitory Authority (RB) Series A
            5.000%, 02/15/18.............................  11,440  12,050,553
New York State Dormitory Authority (RB) Series B
            5.000%, 02/15/20.............................  15,000  16,865,550
            5.000%, 02/15/22.............................   4,000   4,737,520
New York State Dormitory Authority (RB) Series C
            5.000%, 03/15/19.............................     700     765,149
New York State Thruway Authority (RB) Series B
(currency)  5.000%, 04/01/27
            (Pre-refunded
            @ $100, 10/1/17).............................   1,000   1,038,790
New York State Thruway Authority Highway & Bridge Trust
 Fund (RB) Series A
(currency)  5.000%, 04/01/25
            (Pre-refunded
            @ $100, 4/1/17)..............................     900     916,002

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB)
 Series A
     5.000%, 03/15/17.............................. $ 2,195 $  2,229,966
New York State Urban Development Corp. (RB)
 Series C
     5.000%, 12/15/17..............................   5,765    6,036,877
     5.000%, 12/15/18..............................     250      271,165
Town of Brookhaven (GO) Series A
     3.000%, 02/01/19..............................   5,080    5,318,760
Town of Hempstead (GO) Series B
     5.000%, 02/01/17..............................   5,165    5,220,111
     5.000%, 02/01/18..............................   9,915   10,429,489
Triborough Bridge & Tunnel Authority (RB)
 Series B
     4.000%, 11/15/18..............................  11,860   12,596,625
Union Free School District Of The Tarrytowns
 (GO) Series A (ST AID WITHHLDG)
     5.000%, 01/15/18..............................     150      157,525
                                                            ------------
TOTAL NEW YORK.....................................          139,973,637
                                                            ------------

NORTH CAROLINA -- (3.9%)
City of Charlotte (RB)
     5.000%, 07/01/19..............................  10,555   11,675,519
City of Charlotte Water & Sewer System Revenue
 (RB)
     5.000%, 07/01/17..............................   2,000    2,057,140
Davie County (GO)
     5.000%, 05/01/20..............................   1,595    1,803,562
North Carolina State (GO) Series A
     5.000%, 03/01/17..............................  11,245   11,406,253
     5.000%, 03/01/19..............................   5,000    5,471,100
North Carolina State (GO) Series B
     5.000%, 06/01/18..............................  29,730   31,674,045
Onslow County (GO)
     4.000%, 12/01/17..............................     525      543,280
Wake County (GO)
     5.000%, 03/01/19..............................   7,225    7,904,005
Wake County (GO) Series A
     5.000%, 05/01/17..............................   2,675    2,732,486
Wake County (GO) Series B
     5.000%, 05/01/18..............................   4,625    4,912,259
                                                            ------------
TOTAL NORTH CAROLINA...............................           80,179,649
                                                            ------------

OHIO -- (5.2%)
City of Columbus (GO) Series 1
     5.000%, 07/01/20..............................  10,000   11,418,800
City of Columbus (GO) Series A
     5.000%, 02/15/17..............................   8,550    8,656,789
     5.000%, 02/15/19..............................  10,000   10,922,000
     3.000%, 07/01/21..............................  12,830   13,885,909

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
OHIO -- (Continued)
Greater Cleveland Regional Transit Authority
 (GO) Series B
     5.000%, 12/01/16.............................. $ 2,725 $  2,734,347
Ohio State (GO) Series A
     3.000%, 05/01/20..............................   5,000    5,326,550
     5.000%, 05/01/20..............................   7,000    7,935,970
     5.000%, 09/15/21..............................   2,335    2,750,770
Ohio State (GO) Series B
     5.000%, 08/01/19..............................   7,270    8,057,268
     5.000%, 09/01/19..............................   4,215    4,683,877
     5.000%, 08/01/20..............................  10,000   11,422,700
     5.000%, 06/15/21..............................   9,500   11,111,770
Ohio State (GO) Series C
     5.000%, 08/01/17..............................   2,475    2,554,621
     5.000%, 09/15/18..............................   1,300    1,398,423
Ohio State (GO) Series T
     5.000%, 04/01/21..............................   2,040    2,373,030
Ohio State Water Development Authority (RB)
 Series A
     5.000%, 06/01/21..............................   1,825    2,131,217
                                                            ------------
TOTAL OHIO.........................................          107,364,041
                                                            ------------

OKLAHOMA -- (0.8%)
Cleveland County Independent School District
 No. 29 (GO)
     1.500%, 03/01/17..............................   1,465    1,468,589
Payne County Independent School District No. 16
 Stillwater (GO)
     1.500%, 06/01/17..............................   3,355    3,368,689
Tulsa County Independent School District No. 1
 Tulsa (GO) Series B
     2.000%, 08/01/17..............................   5,800    5,852,374
Tulsa County Independent School District No. 1
 Tulsa (GO) Series C
     1.500%, 07/01/18..............................   6,970    7,021,508
                                                            ------------
TOTAL OKLAHOMA                                                17,711,160
                                                            ------------

OREGON -- (0.8%)
Clackamas County School District No. 12 North
 Clackamas (GO) Series A (AGM) (SCH BD GTY)
     5.000%, 06/15/17..............................   3,000    3,078,840
Multnomah County (GO)
     5.000%, 08/01/19..............................   4,580    5,073,358
Oregon State (GO) Series I
     5.000%, 05/01/17..............................   7,565    7,726,815
                                                            ------------
TOTAL OREGON                                                  15,879,013
                                                            ------------

PENNSYLVANIA -- (4.5%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18..............................   3,755    3,996,634

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CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
PENNSYLVANIA -- (Continued)
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 04/01/17.............................. $ 8,000 $ 8,141,600
     5.000%, 11/15/18..............................  10,645  11,470,733
     5.000%, 07/01/19..............................   7,655   8,403,889
     5.000%, 04/01/20..............................   8,500   9,515,665
Commonwealth of Pennsylvania (GO) Series 2
     5.000%, 10/15/19..............................   2,250   2,492,910
Commonwealth of Pennsylvania (GO) Series A
     5.000%, 02/15/19..............................   5,010   5,435,098
Conestoga Valley School District (GO) (ST AID
 WITHHLDG)
     4.000%, 01/15/17..............................   2,680   2,697,500
Council Rock School District (GO) Series C (ST
 AID WITHHLDG)
     5.000%, 11/15/17..............................   5,285   5,507,340
Pennsylvania Economic Development Financing
 Authority (RB) Series A
     5.000%, 07/01/17..............................  19,555  20,112,513
     5.000%, 07/01/19..............................  14,735  16,282,912
                                                            -----------
TOTAL PENNSYLVANIA                                           94,056,794
                                                            -----------

RHODE ISLAND -- (0.4%)
Rhode Island State (GO) Series A
     4.000%, 08/01/17..............................   2,065   2,115,180
     5.000%, 08/01/19..............................   4,700   5,203,558
                                                            -----------
TOTAL RHODE ISLAND                                            7,318,738
                                                            -----------

SOUTH CAROLINA -- (3.5%)
Beaufort County School District (GO) Series D
 (SCSDE)
     5.000%, 03/01/17..............................   6,425   6,516,749
Charleston County School District (GO) Series A
 (SCSDE)
     5.000%, 02/01/19..............................   7,595   8,274,601
Darlington County School District (GO) (SCSDE)
     3.000%, 03/01/19..............................   3,000   3,138,390
Dorchester County School District No. 2 (GO)
 Series A (SCSDE)
     5.000%, 03/01/21..............................   1,885   2,188,768
Florence County (GO) (ST AID WITHHLDG)
     4.000%, 06/01/19..............................  15,000  16,134,300
Florence School District One (GO) (SCSDE)
     5.000%, 03/01/19..............................   3,730   4,074,204
Lexington & Richland School District No. 5 (GO)
 Series B (SCSDE)
     5.000%, 03/01/21..............................   1,660   1,925,982

                                                           FACE
                                                          AMOUNT    VALUE+
                                                          ------    ------
                                                          (000)
SOUTH CAROLINA -- (Continued)
Richland County School District No. 2 (GO) Series A
 (SCSDE)
            5.000%, 02/01/20............................. $ 5,520 $ 6,206,081
            5.000%, 02/01/21.............................   7,000   8,106,840
Richland County School District No. 2 (GO) Series C
 (SCSDE)
            5.000%, 02/01/19.............................   5,740   6,249,597
South Carolina State (GO) Series A
            5.000%, 06/01/20.............................   8,945  10,189,160
                                                                  -----------
TOTAL SOUTH CAROLINA                                               73,004,672
                                                                  -----------

TENNESSEE -- (4.5%)
City of Chattanooga (GO) Series A
            4.000%, 09/01/18.............................   9,160   9,680,380
City of Kingsport (GO) Series B
            3.000%, 04/01/17.............................   2,005   2,024,228
City of Memphis (GO) (NATL-RE)
            5.250%, 10/01/18.............................   4,000   4,330,520
City of Memphis (GO) Series A
            5.000%, 04/01/17.............................   1,230   1,251,869
            5.000%, 04/01/21.............................   4,550   5,277,863
City of Memphis (GO) Series D
            5.000%, 07/01/19.............................   4,180   4,613,299
Hamilton County (GO) Series A
            5.000%, 05/01/21.............................   3,895   4,546,283
Metropolitan Government of Nashville & Davidson County
 (GO)
            5.000%, 07/01/21.............................   9,055  10,601,141
(currency)  5.000%, 01/01/27
            (Pre-refunded
            @ $100, 1/1/18)..............................   4,300   4,509,797
Metropolitan Government of Nashville & Davidson County
 (RB) Series E (ETM)
            4.000%, 10/01/17.............................   1,500   1,544,175
Shelby County (GO) Series A
            5.000%, 04/01/17.............................  17,400  17,710,068
            5.000%, 04/01/20.............................  18,135  20,528,820
            5.000%, 03/01/21.............................   2,550   2,958,587
Tennessee State (GO) Series B REF
            5.000%, 11/01/16.............................   4,450   4,450,000
                                                                  -----------
TOTAL TENNESSEE..........................................          94,027,030
                                                                  -----------

TEXAS -- (8.8%)
City of Allen (GO)
            5.000%, 08/15/21.............................   1,840   2,155,634
City of Dallas (GO)
            5.000%, 02/15/19.............................   8,400   9,144,576
City of El Paso (GO)
            3.000%, 08/15/17.............................     500     508,965
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/18.............................  10,690  11,260,525
            5.000%, 02/15/19.............................     830     904,161

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CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
TEXAS -- (Continued)
City of Frisco (GO) Series A
     5.000%, 02/15/21.............................. $ 4,825 $ 5,570,704
City of Houston (GO) Series A
     4.000%, 03/01/18..............................   2,000   2,080,820
City of Houston (RN)
     3.000%, 06/30/17..............................  30,300  30,769,347
City of San Antonio (GO)
     5.000%, 02/01/20..............................   7,350   8,263,531
City of San Antonio Electric & Gas (RB) Series D
     5.000%, 02/01/19..............................     700     762,146
Comal Independent School District (GO) Series A
 (PSF-GTD)
     5.000%, 02/01/18..............................   3,990   4,194,488
Dallas Area Rapid Transit (RB) Series A
     5.000%, 12/01/16..............................   8,000   8,027,120
Dallas Independent School District (GO) (PSF-GTD)
     5.250%, 02/15/18..............................   2,000   2,112,060
Mesquite Independent School District (GO) Series
 B (PSF-GTD)
     5.000%, 08/15/17..............................   1,000   1,033,280
Northside Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/17..............................   6,910   6,994,647
     5.000%, 02/15/18..............................   1,250   1,316,050
Permanent University Fund (RB)
     5.000%, 07/01/18..............................  12,585  13,444,555
Plano Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/17..............................     900     911,025
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................   2,500   2,816,125
San Jacinto College District (GO)
     5.000%, 02/15/17..............................   5,000   5,059,950
Texas State (GO)
     5.000%, 04/01/17..............................  15,000  15,268,050
     5.000%, 04/01/19..............................   4,350   4,764,555
     5.000%, 10/01/23..............................   1,425   1,748,105
Texas State (GO) Series A
     5.000%, 10/01/21..............................   2,200   2,592,920
Texas Tech University (RB) Series A
     5.000%, 08/15/19..............................   3,025   3,348,342
Texas Transportation Commission State Highway
 Fund (RB) Series A
     4.750%, 04/01/17..............................  16,750  17,027,212
     5.000%, 04/01/18..............................   5,000   5,287,500
     5.000%, 04/01/19..............................   5,110   5,595,706
University of Texas System (The) (RB) Series A
     5.250%, 08/15/18..............................     750     808,275

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
TEXAS -- (Continued)
University of Texas System (The) (RB) Series C
     5.000%, 08/15/19.............................. $ 7,975 $  8,841,404
                                                            ------------
TOTAL TEXAS........................................          182,611,778
                                                            ------------

UTAH -- (2.2%)
Alpine School District (GO) (SCH BD GTY)
     4.500%, 03/15/17..............................   4,000    4,056,560
     5.000%, 03/15/21..............................     940    1,096,745
Jordan School District (GO) (SCH BD GTY)
     5.000%, 06/15/19..............................  16,420   18,143,443
Utah State (GO)
     5.000%, 07/01/22..............................   9,690   11,675,772
Utah State (GO) Series C
     5.000%, 07/01/17..............................     250      257,127
     5.000%, 07/01/18..............................   3,150    3,365,145
     4.500%, 07/01/19..............................   6,675    7,301,716
                                                            ------------
TOTAL UTAH.........................................           45,896,508
                                                            ------------

VERMONT -- (--%)
Vermont State (GO) Series F
     5.000%, 08/15/17..............................     625      645,900
                                                            ------------

VIRGINIA -- (8.0%)
Arlington County (GO) (ST AID WITHHLDG)
     4.000%, 08/15/21..............................   2,125    2,404,990
Chesterfield County (GO) Series A
     5.000%, 01/01/19..............................   3,575    3,887,169
City of Hampton (GO) Series B (ST AID WITHHLDG)
     5.000%, 09/01/21..............................   2,700    3,175,659
City of Norfolk (GO) Series C (ST AID WITHHLDG)
     5.000%, 10/01/19..............................   2,500    2,785,425
City of Richmond (GO) Series A (ST AID WITHHLDG)
     5.000%, 03/01/20..............................   1,000    1,127,780
City of Virginia Beach (GO) Series A
     4.000%, 08/01/17..............................     145      148,567
Commonwealth of Virginia (GO) Series B
     5.000%, 06/01/17..............................  10,460   10,721,291
     5.000%, 06/01/19..............................   5,705    6,295,011
     5.000%, 06/01/19..............................  10,250   11,310,055
Fairfax County (GO) Series A (ST AID WITHHLDG)
     4.000%, 10/01/18..............................   5,380    5,697,366
     4.000%, 10/01/19..............................  12,300   13,367,148
     4.000%, 10/01/20..............................  15,530   17,268,273
Fairfax County (GO) Series B (ST AID WITHHLDG)
     5.000%, 10/01/18..............................  10,000   10,779,000
     4.000%, 04/01/19..............................   7,000    7,509,390

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
VIRGINIA -- (Continued)
Henrico County (GO)
    5.000%, 07/15/19............................. $ 5,460 $  6,043,346
Loudoun County (GO) Series A
    4.000%, 12/01/17.............................   3,555    3,678,394
University of Virginia (RB) Series B
    5.000%, 08/01/21.............................  15,000   17,681,550
Virginia Public Building Authority (RB) Series A
    5.000%, 08/01/18.............................   8,370    8,965,526
Virginia Public School Authority (RB) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/17.............................   6,465    6,623,586
Virginia Public School Authority (RB) Series B
 (ST AID WITHHLDG)
    5.000%, 08/01/19.............................  15,580   17,244,723
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................   4,875    5,290,594
Virginia State Public School Authority (RB) (ST
 AID WITHHLDG)
    5.000%, 07/15/19.............................   4,080    4,521,701
                                                          ------------
TOTAL VIRGINIA...................................          166,526,544
                                                          ------------

WASHINGTON -- (4.3%)
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18.............................   3,000    3,156,060
City of Seattle (GO)
    5.000%, 12/01/17.............................   4,050    4,236,178
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/19.............................   3,890    4,322,724
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................   1,240    1,344,148
King County School District No. 405 Bellevue
 (GO) Series A (SCH BD GTY)
    5.000%, 12/01/18.............................     400      433,596
King County Sewer Revenue (RB)
    5.000%, 01/01/18.............................   4,670    4,896,728
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/18.............................   3,190    3,454,483
    5.000%, 12/01/19.............................   5,810    6,495,696
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................     500      541,455
Washington State (GO)
    5.000%, 07/01/17.............................   4,000    4,114,280
    5.000%, 07/01/18.............................   3,000    3,205,410
    5.000%, 07/01/20.............................   3,650    4,150,926

                                                   FACE
                                                  AMOUNT      VALUE+
                                                  ------      ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO) Series 2010A
    5.000%, 08/01/18............................. $ 4,500 $    4,823,460
Washington State (GO) Series 2013A
    5.000%, 08/01/21.............................   4,245      4,971,744
Washington State (GO) Series A
    5.000%, 08/01/18.............................   2,735      2,931,592
Washington State (GO) Series A-1
    5.000%, 08/01/21.............................   1,500      1,756,800
Washington State (GO) Series B
    4.000%, 07/01/18.............................   9,000      9,468,090
Washington State (GO) Series C
    5.000%, 07/01/17.............................   4,975      5,117,136
Washington State (GO) Series D
    5.000%, 02/01/19.............................   1,710      1,861,010
Washington State (GO) Series E
    5.000%, 02/01/19.............................   4,080      4,440,305
Washington State (GO) Series R-2010A
    5.000%, 01/01/17.............................   1,215      1,223,602
Washington State (GO) Series R-2014A
    5.000%, 07/01/18.............................   7,065      7,548,741
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................   4,160      4,444,835
                                                          --------------
TOTAL WASHINGTON.................................             88,938,999
                                                          --------------

WEST VIRGINIA -- (0.5%)
West Virginia State (GO) Series A
    5.000%, 06/01/21.............................   9,620     11,229,426
                                                          --------------

WISCONSIN -- (2.8%)
City of Milwaukee (GO) Series N2
    5.000%, 04/01/17.............................   5,000      5,088,700
    5.000%, 05/01/19.............................  10,010     10,993,983
    5.000%, 04/01/20.............................   5,860      6,618,811
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/17.............................   9,000      9,192,960
    5.000%, 05/01/19.............................   3,475      3,817,496
Wisconsin State (GO) Series 2
    5.000%, 11/01/19.............................   4,000      4,467,080
    5.000%, 11/01/21.............................   5,475      6,463,183
Wisconsin State (GO) Series B
    5.000%, 05/01/21.............................   9,655     11,241,799
                                                          --------------
TOTAL WISCONSIN..................................             57,884,012
                                                          --------------
TOTAL MUNICIPAL BONDS............................          2,078,611,132
                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,066,199,344)..........................          $2,078,611,132
                                                          ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ---------------------------------------------
                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                          ------- -------------- ------- --------------
         Municipal Bonds.   --    $2,078,611,132   --    $2,078,611,132
                            --    --------------   --    --------------
         TOTAL...........   --    $2,078,611,132   --    $2,078,611,132
                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MUNICIPAL BONDS -- (100.0%)
ALABAMA -- (0.5%)
Alabama State (GO) Series A
    5.000%, 08/01/19............................. $3,995 $ 4,431,054
    5.000%, 08/01/21.............................    250     293,808
Alabama State (GO) Series B
    5.000%, 11/01/19.............................  1,000   1,118,340
                                                         -----------
TOTAL ALABAMA....................................          5,843,202
                                                         -----------

ALASKA -- (0.7%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18.............................    400     419,140
City of Anchorage (GO) Series A
    5.000%, 09/01/21.............................  3,845   4,496,766
    5.000%, 09/01/23.............................    200     243,524
City of Anchorage (GO) Series C
    5.000%, 09/01/24.............................  2,765   3,417,346
                                                         -----------
TOTAL ALASKA.....................................          8,576,776
                                                         -----------

ARIZONA -- (0.5%)
Maricopa County Community College District (GO)
    4.000%, 07/01/18.............................  4,000   4,205,320
Maricopa County High School District
 No. 210-Phoenix (GO)
    3.000%, 07/01/23.............................  1,810   1,965,895
                                                         -----------
TOTAL ARIZONA....................................          6,171,215
                                                         -----------

ARKANSAS -- (0.9%)
Arkansas State (GO)
    5.000%, 04/01/18.............................  2,500   2,644,100
    5.000%, 04/01/21.............................  1,000   1,162,310
    5.000%, 06/15/21.............................  3,750   4,382,550
    5.000%, 04/01/22.............................  2,800   3,339,616
                                                         -----------
TOTAL ARKANSAS...................................         11,528,576
                                                         -----------

CALIFORNIA -- (0.9%)
California State (GO) Series B
    5.000%, 09/01/25.............................  9,000  11,298,960
                                                         -----------

COLORADO -- (1.5%)
Adams & Arapahoe Joint School District 28J (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/21.............................    425     500,880
Arapahoe County School District No. 5 (GO) (ST
 AID WITHHLDG)
    3.000%, 12/15/16.............................    750     752,085
    5.000%, 12/15/19.............................  5,705   6,401,580
    5.000%, 12/15/19.............................  3,115   3,495,342
Boulder County (RB)
    5.000%, 07/15/18.............................    540     577,260

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
COLORADO -- (Continued)
City & County of Denver (GO) Series A
    5.000%, 08/01/19............................. $2,085 $ 2,308,387
Denver City & County School District No. 1 (GO)
 Series A (NATL-RE) (ST AID WITHHLDG)
    5.250%, 12/01/21.............................  2,490   2,973,110
Denver City & County School District No. 1 (GO)
 Series C (ST AID WITHHLDG)
    3.000%, 12/01/23.............................  1,540   1,694,554
                                                         -----------
TOTAL COLORADO...................................         18,703,198
                                                         -----------

CONNECTICUT -- (1.3%)
City of Middletown (GO)
    4.000%, 04/01/22.............................  1,350   1,537,583
Connecticut State (GO) Series A
    5.000%, 10/15/18.............................  3,300   3,550,272
    5.000%, 10/15/19.............................    600     663,858
Connecticut State (GO) Series B (AMBAC)
    5.250%, 06/01/18.............................  6,800   7,246,760
Connecticut State (GO) Series E
    5.000%, 08/15/19.............................  2,775   3,054,720
                                                         -----------
TOTAL CONNECTICUT................................         16,053,193
                                                         -----------

DELAWARE -- (1.3%)
Delaware State (GO) Series 2009C
    5.000%, 10/01/17.............................  3,080   3,200,058
Delaware State (GO) Series A
    5.000%, 08/01/23.............................  2,225   2,746,807
Delaware State (GO) Series B
    5.000%, 07/01/18.............................  2,395   2,558,579
    5.000%, 07/01/19.............................  4,680   5,179,450
New Castle County (GO)
    5.000%, 10/01/23.............................  1,000   1,235,600
New Castle County (GO) Series B
    5.000%, 07/15/22.............................    700     843,969
                                                         -----------
TOTAL DELAWARE...................................         15,764,463
                                                         -----------

DISTRICT OF COLUMBIA -- (1.7%)
District of Columbia (GO) Series A
    5.000%, 06/01/20.............................  3,445   3,912,452
    5.000%, 06/01/20.............................  6,000   6,814,140
    5.000%, 06/01/23.............................  2,000   2,439,680
    5.000%, 06/01/25.............................  1,500   1,879,920
District of Columbia (GO) Series B
    5.000%, 06/01/25.............................  4,500   5,639,760
                                                         -----------
TOTAL DISTRICT OF COLUMBIA.......................         20,685,952
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
FLORIDA -- (3.7%)
Board of Governors State University System of
 Florida (RB) Series A
    3.000%, 07/01/24............................. $2,580 $ 2,789,057
City of Jacksonville (RB)
    5.000%, 10/01/18.............................    315     338,726
City of Tallahassee Energy System Revenue (RB)
    5.000%, 10/01/20.............................    250     285,468
Florida State (GO) Series A
    5.000%, 07/01/21.............................  7,000   8,188,320
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17.............................    150     153,783
    5.000%, 06/01/18.............................  5,000   5,324,500
    5.000%, 06/01/19.............................  2,860   3,151,920
    5.000%, 06/01/20.............................  4,000   4,550,320
    5.000%, 06/01/24.............................  1,400   1,730,526
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17.............................    300     307,566
    5.000%, 06/01/20.............................  6,400   7,280,512
    5.000%, 06/01/23.............................    350     425,719
Florida State Board of Education (GO) Series C
    5.000%, 06/01/20.............................  3,000   3,412,740
Florida State Board of Education (GO) Series D
    5.000%, 06/01/22.............................  1,000   1,194,870
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17.............................    320     329,485
Peace River/Manasota Regional Water Supply
 Authority (RB)
    5.000%, 10/01/25.............................  2,030   2,521,037
Tampa Bay Water (RB)
    5.000%, 10/01/19.............................    450     501,511
Tampa Bay Water (RB) Series A
    5.000%, 10/01/25.............................  2,850   3,600,405
                                                         -----------
TOTAL FLORIDA....................................         46,086,465
                                                         -----------

GEORGIA -- (2.7%)
City of Atlanta (GO)
    5.000%, 12/01/19.............................  5,875   6,577,885
City of Atlanta Water & Wastewater Revenue (RB)
 Series B
    5.000%, 11/01/19.............................  1,700   1,896,367
Columbia County School District (GO) (ST AID
 WITHHLDG)
    5.000%, 04/01/20.............................  1,700   1,921,969
DeKalb County Water & Sewerage Revenue (RB)
 Series B
    5.250%, 10/01/24.............................  2,830   3,551,622
Georgia State (GO) Series A-1
    5.000%, 02/01/22.............................  2,730   3,255,716

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
GEORGIA -- (Continued)
Georgia State (GO) Series F
    5.000%, 12/01/19............................. $6,000 $ 6,731,400
Georgia State (GO) Series I
    5.000%, 07/01/19.............................  4,490   4,967,916
    5.000%, 07/01/20.............................    900   1,027,341
Gordon County School District (GO) (ST AID
 WITHHLDG)
    3.000%, 09/01/17.............................    250     254,547
Gwinnett County School District (GO)
    5.000%, 02/01/20.............................  1,585   1,785,249
    5.000%, 02/01/20.............................  1,700   1,914,778
Gwinnett County Water & Sewerage Authority (RB)
 (CNTY GTD)
    3.000%, 08/01/17.............................    375     381,446
                                                         -----------
TOTAL GEORGIA....................................         34,266,236
                                                         -----------

HAWAII -- (2.4%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20.............................  1,470   1,676,814
    5.000%, 10/01/23.............................    200     245,494
    5.000%, 10/01/24.............................  6,870   8,541,402
    5.000%, 10/01/25.............................  4,925   6,203,235
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17.............................    545     561,394
City & County of Honolulu (GO) Series C
    2.000%, 11/01/16.............................  1,230   1,230,000
Hawaii State (GO) Series EA
    5.000%, 12/01/21.............................    850   1,005,423
Hawaii State (GO) Series EE
    5.000%, 11/01/20.............................    515     592,193
Hawaii State (GO) Series EF
    5.000%, 11/01/22.............................  2,240   2,707,846
Hawaii State (GO) Series EH
    4.000%, 08/01/19.............................  1,110   1,199,599
Hawaii State (GO) Series ET
    3.000%, 10/01/23.............................  3,710   4,076,585
Maui County (GO)
    5.000%, 06/01/18.............................  1,750   1,862,718
                                                         -----------
TOTAL HAWAII.....................................         29,902,703
                                                         -----------

ILLINOIS -- (--%)
University of Illinois (RB) Series A
    5.000%, 04/01/20.............................    500     557,090
                                                         -----------
IOWA -- (0.2%)
City of Ankeny (GO) Series D
    4.000%, 06/01/18.............................    700     733,579
County of Black Hawk IA (GO) Series A
    5.000%, 06/01/19.............................  1,200   1,319,580
State of Iowa (RB) Series A (ETM)
    5.000%, 06/01/18.............................    275     292,982
                                                         -----------
TOTAL IOWA.......................................          2,346,141
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
KANSAS -- (2.1%)
City of Lenexa (GO) Series A
     5.000%, 09/01/21.............................. $  525 $   618,839
City of Wichita (GO) Series A
     5.000%, 12/01/19..............................  3,000   3,358,920
Johnson County (GO) Series B
     3.000%, 09/01/22..............................  2,260   2,478,926
Johnson County Unified School District No. 229
 Blue Valley (GO) Series B
     5.000%, 10/01/23..............................    445     546,553
Johnson County Unified School District No. 232
 (GO) Series A
     5.000%, 09/01/17..............................    400     413,692
     5.000%, 09/01/20..............................  2,550   2,906,286
Kansas State Department of Transportation (RB)
 Series A
     5.000%, 09/01/17..............................  4,075   4,219,336
     5.000%, 09/01/21..............................  2,500   2,949,425
Kansas State Department of Transportation (RB)
 Series B
     5.000%, 09/01/20..............................  3,000   3,440,970
Saline County Unified School District No. 305
 Salina (GO)
     5.000%, 09/01/20..............................  1,860   2,123,618
Sedgwick County (GO) Series B
     3.000%, 08/01/17..............................    500     508,595
Sedgwick County Unified School District No. 260
 (GO)
     5.000%, 10/01/21..............................  1,325   1,554,742
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18..............................    580     600,004
                                                           -----------
TOTAL KANSAS.......................................         25,719,906
                                                           -----------

KENTUCKY -- (0.7%)
Louisville Water Co. (RB) Series A
     4.000%, 11/15/21..............................  1,215   1,376,862
Louisville/Jefferson County Metropolitan
 Government (GO)
     5.000%, 12/01/19..............................  1,250   1,399,138
Louisville/Jefferson County Metropolitan
 Government (GO) Series A
     5.000%, 12/01/20..............................  5,155   5,943,354
                                                           -----------
TOTAL KENTUCKY.....................................          8,719,354
                                                           -----------

LOUISIANA -- (2.4%)
Bossier Parish School Board (GO)
     4.000%, 03/01/17..............................    755     763,260
Bossier Parish School Board (GO) (ETM)
     4.000%, 03/01/17..............................    265     267,838
Lafayette Consolidated Government (RB) Series
 ST-A
     4.000%, 03/01/17..............................  1,330   1,344,470

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
LOUISIANA -- (Continued)
Louisiana State (GO) Series A
    5.000%, 11/15/19............................. $ 4,500 $ 5,012,145
    5.000%, 02/01/24.............................   2,000   2,423,740
Louisiana State (GO) Series C
    5.000%, 07/15/22.............................  12,765  15,104,825
Louisiana State (GO) Series D-1
    5.000%, 12/01/20.............................   4,065   4,653,449
                                                          -----------
TOTAL LOUISIANA..................................          29,569,727
                                                          -----------

MAINE -- (0.3%)
Maine State (GO) Series B
    5.000%, 06/01/20.............................   3,000   3,411,600
                                                          -----------

MARYLAND -- (6.9%)
Anne Arundel County (GO)
    5.000%, 04/01/22.............................   2,475   2,959,110
Baltimore County (GO)
    5.000%, 08/01/22.............................     400     482,148
Baltimore County (GO) Series B
    5.000%, 08/01/24.............................   5,800   7,259,628
Baltimore County (GO) Series C
    4.000%, 09/01/18.............................   2,410   2,547,828
Carroll County (GO)
    4.000%, 11/01/18.............................   2,890   3,067,273
    5.000%, 11/01/19.............................   2,300   2,571,469
    5.000%, 11/01/20.............................   5,450   6,283,032
Charles County (GO)
    5.000%, 03/01/19.............................   2,000   2,186,980
City of Baltimore (GO) Series B
    5.000%, 10/15/19.............................   7,330   8,171,117
    5.000%, 10/15/22.............................   8,060   9,726,244
Harford County (GO)
    5.000%, 09/15/19.............................   1,545   1,721,516
Howard County (GO) Series A
    5.000%, 02/15/18.............................   2,000   2,107,540
Maryland State (GO) Series B
    5.000%, 03/01/19.............................   4,680   5,119,826
    5.000%, 08/01/19.............................   2,500   2,774,325
Maryland State (GO) Series C
    5.000%, 11/01/18.............................   5,000   5,408,450
    5.000%, 08/01/19.............................   3,000   3,329,190
Prince George's County (GO) Series B
    5.000%, 09/15/18.............................   2,000   2,153,760
    4.000%, 03/01/22.............................   2,480   2,833,177
Prince George's County (GO) Series C
    5.000%, 08/01/20.............................   3,450   3,947,663
Queen Anne's County (GO)
    5.000%, 11/15/19.............................   1,805   2,020,174
Town of Ocean City (GO)
    3.000%, 10/01/18.............................     825     858,388
University System of Maryland (RB) Series B
    5.000%, 04/01/20.............................   4,355   4,925,200

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
MARYLAND -- (Continued)
Washington Suburban Sanitary Commission (GO)
 Series A
     4.000%, 06/01/18.............................. $1,550 $ 1,627,097
Worcester County (GO) Series B
     4.000%, 08/01/21..............................  2,000   2,256,500
                                                           -----------
TOTAL MARYLAND.....................................         86,337,635
                                                           -----------

MASSACHUSETTS -- (4.2%)
City of Boston (GO) Series A
     5.000%, 03/01/20..............................  3,270   3,693,563
City of Boston (GO) Series B
     5.000%, 04/01/19..............................  4,700   5,156,182
     4.000%, 01/01/23..............................  1,795   2,079,885
     5.000%, 04/01/24..............................  3,000   3,736,200
City of Cambridge (GO)
     3.000%, 02/15/20..............................  2,070   2,202,687
City of Springfield (GO) Series C (ST AID
 WITHHLDG)
     4.000%, 08/01/23..............................    150     172,512
City of Woburn (GO)
     4.000%, 09/01/22..............................    350     400,750
Commonwealth of Massachusetts (GO) Series B
     5.000%, 08/01/18..............................  2,500   2,679,700
     5.250%, 08/01/21..............................  5,000   5,918,400
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24..............................  3,700   4,680,500
Commonwealth of Massachusetts (GO) Series C
     5.000%, 08/01/20..............................  2,500   2,851,725
Commonwealth of Massachusetts (GO) Series C
 (AMBAC)
     5.500%, 12/01/23..............................  3,500   4,439,435
Massachusetts Bay Transportation Authority (RB)
 Series B (NATL- RE)
     5.500%, 07/01/24..............................  3,020   3,860,949
Massachusetts Water Resources Authority (RB)
 Series A
     5.000%, 08/01/22..............................  3,000   3,606,900
Massachusetts Water Resources Authority (RB)
 Series J (AGM) (GO OF AUTH)
     5.250%, 08/01/18..............................  2,000   2,152,400
Town of Auburn (GO)
     2.000%, 03/15/19..............................    750     766,965
Town of Nantucket (GO)
     3.000%, 10/01/22..............................  1,115   1,223,835
Town of Reading (GO)
     5.000%, 02/01/18..............................  1,065   1,120,540
Town of Wilmington (GO)
     5.000%, 03/15/20..............................  1,665   1,881,383
                                                           -----------
TOTAL MASSACHUSETTS................................         52,624,511
                                                           -----------

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MICHIGAN -- (1.0%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22............................. $  500 $   560,360
Michigan State (GO)
    5.000%, 11/01/19.............................  4,400   4,915,152
Michigan State Trunk Line Revenue (RB)
    5.000%, 11/15/18.............................  5,000   5,402,600
University of Michigan (RB) Series A
    4.000%, 04/01/23.............................  1,000   1,156,890
                                                         -----------
TOTAL MICHIGAN...................................         12,035,002
                                                         -----------

MINNESOTA -- (3.2%)
Bloomington Independent School District No. 271
 (GO) Series A (SD CRED PROG)
    5.000%, 02/01/20.............................  1,150   1,294,509
City of Edina (GO) Series B
    3.000%, 02/01/19.............................    305     319,128
City of State Cloud (GO) Series B
    5.000%, 02/01/21.............................  1,275   1,477,177
Lakeville Minnesota Independent School District
 No. 194 (GO) Series D (SD CRED PROG)
    5.000%, 02/01/22.............................  4,000   4,732,280
Minnesota Public Facilities Authority (RB)
 Series A
    5.000%, 03/01/18.............................    620     654,063
Minnesota State (GO) Series A
    5.000%, 10/01/20.............................  2,885   3,318,125
    5.000%, 08/01/22.............................  3,000   3,617,970
Minnesota State (GO) Series B
    5.000%, 08/01/20.............................  5,460   6,247,605
    5.000%, 10/01/21.............................  4,660   5,511,801
Minnesota State (GO) Series D
    5.000%, 08/01/17.............................  2,700   2,786,427
    5.000%, 08/01/18.............................    485     519,508
Minnesota State (GO) Series E
    2.000%, 08/01/19.............................  1,810   1,861,350
Minnesota State (GO) Series K
    5.000%, 11/01/19.............................  3,680   4,116,669
Rochester Independent School District No. 535
 (GO) Series A (SD CRED PROG)
    3.000%, 02/01/22.............................  1,240   1,345,201
Saint Paul Public Library Agency (GO) Series C
    5.000%, 03/01/20.............................    250     282,207
University of Minnesota (RB) Series A (GO OF
 UNIV)
    5.000%, 12/01/17.............................  1,760   1,840,133
                                                         -----------
TOTAL MINNESOTA..................................         39,924,153
                                                         -----------

MISSISSIPPI -- (0.7%)
Mississippi State (GO) Series F
    5.000%, 11/01/21.............................  7,750   9,177,628
                                                         -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
MISSOURI -- (0.7%)
City of Kansas City (GO) Series A
    4.000%, 02/01/22............................. $1,150 $ 1,303,157
    5.000%, 02/01/23.............................  3,955   4,777,126
St. Charles Community College (GO)
    3.000%, 02/15/20.............................  2,245   2,388,141
                                                         -----------
TOTAL MISSOURI...................................          8,468,424
                                                         -----------

NEBRASKA -- (0.2%)
Omaha Public Power District (RB) Series B
    5.000%, 02/01/18.............................  2,965   3,116,185
                                                         -----------

NEVADA -- (0.8%)
City of Henderson NV (GO)
    5.000%, 06/01/21.............................    490     570,081
Clark County (GO) Series A
    5.000%, 07/01/19.............................  1,725   1,904,762
    5.000%, 07/01/25.............................  2,700   3,367,899
Clark County School District (GO) Series A
    5.000%, 06/15/19.............................  1,500   1,648,425
Clark County School District (GO) Series A
 (NATL-RE FGIC)
    4.500%, 06/15/17.............................    400     409,260
Nevada State (GO) Series A
    5.000%, 08/01/19.............................  1,825   2,017,921
Nevada State (GO) Series D
    5.000%, 06/01/17.............................    425     435,540
                                                         -----------
TOTAL NEVADA.....................................         10,353,888
                                                         -----------

NEW HAMPSHIRE -- (1.4%)
City of Dover (GO)
    3.000%, 06/15/19.............................    600     628,842
City of Nashua (GO)
    5.000%, 03/15/17.............................    330     335,270
    4.000%, 07/15/19.............................  5,350   5,783,885
    4.000%, 07/15/20.............................  2,720   3,004,158
New Hampshire State (GO) Series A
    5.000%, 03/01/23.............................  5,910   7,206,004
                                                         -----------
TOTAL NEW HAMPSHIRE..............................         16,958,159
                                                         -----------

NEW JERSEY -- (1.0%)
Essex County (GO) Series A
    5.000%, 08/01/20.............................  1,000   1,137,140
Livingston Township (GO)
    3.000%, 01/15/21.............................    350     374,685
Morris County (GO)
    4.000%, 10/15/20.............................  2,390   2,655,218
New Jersey Educational Facilities Authority (RB)
 Series B
    5.000%, 07/01/19.............................  2,330   2,582,572

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW JERSEY -- (Continued)
Princeton Regional School District (GO) (ST AID
 WITHHLDG)
    1.750%, 02/01/22............................. $1,095 $ 1,121,017
South Orange & Maplewood School District (GO)
 (SCH BD RES FD)
    3.000%, 03/01/22.............................    350     378,651
Township of North Brunswick (GO)
    2.000%, 08/01/18.............................  1,075   1,095,608
Union County (GO) Series B
    3.000%, 03/01/22.............................  2,315   2,509,460
Union County (GO) Series B (ETM)
    3.000%, 03/01/22.............................     45      48,684
                                                         -----------
TOTAL NEW JERSEY.................................         11,903,035
                                                         -----------

NEW MEXICO -- (1.0%)
Farmington Municipal School District No. 5 (GO)
 (ST AID WITHHLDG)
    4.000%, 09/01/20.............................    945   1,043,318
Las Cruces School District No. 2 (GO) Series A
 (ST AID WITHHLDG)
    4.000%, 08/01/19.............................  1,000   1,079,020
    4.000%, 08/01/20.............................    125     137,825
New Mexico State Severance Tax Permanent Fund
 (RB) Series A
    5.000%, 07/01/19.............................  2,000   2,200,640
New Mexico State Severance Tax Permanent Fund
 (RB) Series B
    4.000%, 07/01/20.............................  4,100   4,497,577
Santa Fe County (GO)
    5.000%, 07/01/22.............................  1,000   1,198,870
Santa Fe Public School District (GO) (ST AID
 WITHHLDG)
    5.000%, 08/01/24.............................  2,000   2,485,160
                                                         -----------
TOTAL NEW MEXICO.................................         12,642,410
                                                         -----------

NEW YORK -- (4.6%)
Albany County (GO) Series B
    4.000%, 11/01/18.............................  2,470   2,616,965
Brewster Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 10/01/19.............................  1,000   1,026,580
City of New York (GO) Series A
    5.000%, 08/01/24.............................    860   1,058,780
City of New York (GO) Series A-1
    5.000%, 08/01/17.............................  1,000   1,032,010
City of New York (GO) Series B
    5.000%, 08/01/19.............................    600     663,594
    5.000%, 08/01/21.............................    450     525,456
    5.000%, 08/01/22.............................    600     716,616
City of New York (GO) Series B- Subseries B-7
 (AMBAC)
    5.000%, 08/15/18.............................  1,620   1,738,714

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT    VALUE+
                                                  ------    ------
                                                  (000)
NEW YORK -- (Continued)
City of New York (GO) Series C
    5.250%, 08/01/18............................. $   430 $   462,220
    5.000%, 08/01/20.............................   5,625   6,403,050
City of New York (GO) Series E
    5.000%, 08/01/23.............................   6,000   7,290,600
City of New York (GO) Series G
    5.000%, 08/01/19.............................   3,500   3,870,965
Malverne Union Free School District (GO) (ST AID
 WITHHLDG)
    2.125%, 08/01/17.............................     605     611,250
New York State Dormitory Authority (RB) Series A
    3.000%, 07/01/20.............................   1,615   1,724,804
    5.000%, 03/15/23.............................     200     243,706
New York State Dormitory Authority (RB) Series B
    5.000%, 02/15/22.............................  10,200  12,080,676
    5.000%, 02/15/24.............................   4,900   6,014,505
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.............................     825     901,783
New York State Urban Development Corp. (RB)
 Series A
    5.000%, 03/15/19.............................   1,630   1,781,704
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/18.............................   4,225   4,582,688
Penfield Central School District (GO) (ASSURED
 GTY) (ST AID WITHHLDG)
    3.750%, 06/15/19.............................     150     160,585
Sachem Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 10/15/19.............................   1,300   1,448,772
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................     300     366,687
Town of Huntington (GO)
    2.000%, 12/01/23.............................     100     103,823
                                                          -----------
TOTAL NEW YORK...................................          57,426,533
                                                          -----------

NORTH CAROLINA -- (4.9%)
City of Charlotte (GO) Series A
    5.000%, 07/01/18.............................   4,380   4,680,643
City of Charlotte (RB)
    5.000%, 07/01/19.............................   2,000   2,212,320
City of High Point (GO)
    5.000%, 03/01/18.............................     700     738,745
Forsyth County (GO)
    4.000%, 12/01/21.............................   3,500   3,986,885
Johnston County (GO)
    4.000%, 02/01/20.............................   3,735   4,082,990
Johnston County (GO) Series A
    5.000%, 02/01/21.............................   2,995   3,471,265
Lincoln County (GO) Series A
    2.000%, 06/01/17.............................     500     503,740

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
NORTH CAROLINA -- (Continued)
New Hanover County (GO)
     4.000%, 08/01/19.............................. $2,280 $ 2,468,556
     5.000%, 02/01/23..............................    250     304,965
North Carolina State (GO) Series B
     5.000%, 06/01/18..............................  2,000   2,130,780
North Carolina State (GO) Series C
     5.000%, 05/01/20..............................  3,270   3,716,878
     5.000%, 05/01/21..............................  4,625   5,411,620
North Carolina State (GO) Series D
     4.000%, 06/01/21..............................  5,000   5,640,800
     4.000%, 06/01/23..............................  8,700  10,152,378
North Carolina State (GO) Series E
     5.000%, 05/01/19..............................  5,000   5,503,250
Onslow County (GO)
     5.000%, 04/01/17..............................    600     610,692
Wake County (GO)
     5.000%, 09/01/21..............................  1,450   1,710,667
Wake County (GO) Series C
     5.000%, 03/01/24..............................  3,000   3,740,160
                                                           -----------
TOTAL NORTH CAROLINA...............................         61,067,334
                                                           -----------

OHIO -- (3.3%)
City of Cincinnati (GO) Series C
     5.000%, 12/01/19..............................  2,955   3,301,828
City of Columbus (GO) Series 1
     5.000%, 07/01/22..............................  4,100   4,937,712
City of Columbus (GO) Series A
     3.000%, 07/01/21..............................    470     508,681
     3.000%, 07/01/22..............................    700     765,541
     4.000%, 07/01/23..............................  4,995   5,821,623
Hamilton County Sewer System Revenue (RB) Series
 A
     5.000%, 12/01/21..............................    200     235,922
Oakwood City School District (GO)
     2.000%, 12/01/17..............................    280     283,718
Ohio State (GO)
     5.000%, 09/01/19..............................  6,000   6,667,440
Ohio State (GO) Series A
     5.000%, 09/01/19..............................    550     611,182
     5.000%, 05/01/20..............................  1,555   1,762,919
     3.000%, 02/01/22..............................    500     543,745
     5.000%, 09/15/22..............................    500     603,850
     5.000%, 09/15/22..............................    250     301,925
Ohio State (GO) Series B
     5.000%, 08/01/17..............................    400     412,868
     5.000%, 08/01/19..............................    200     221,658
     5.000%, 09/15/19..............................  2,065   2,297,829
     5.000%, 08/01/20..............................  3,020   3,449,655
     5.000%, 06/15/21..............................  1,500   1,754,490
     5.000%, 06/15/22..............................  4,000   4,799,080
Ohio State (GO) Series C
     5.000%, 09/15/21..............................  1,000   1,178,060

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT    VALUE+
                                                    ------    ------
                                                    (000)
OHIO -- (Continued)
Ohio State (RB) Series 1-GARVEE
     5.000%, 12/15/17.............................. $ 1,250 $ 1,308,950
                                                            -----------
TOTAL OHIO.........................................          41,768,676
                                                            -----------

OKLAHOMA -- (0.1%)
City of Oklahoma City (GO)
     5.000%, 03/01/19..............................   1,310   1,431,843
City of Tulsa (GO)
     5.000%, 12/01/17..............................     400     418,124
                                                            -----------
TOTAL OKLAHOMA.....................................           1,849,967
                                                            -----------

OREGON -- (0.7%)
City of Portland (GO) Series B
     4.000%, 06/01/20..............................     935   1,031,941
Lane County School District No. 4J Eugene (GO)
 Series A (SCH BD GTY)
     5.000%, 06/15/23..............................   3,355   4,080,183
Oregon State (GO) Series A
     5.000%, 05/01/21..............................     200     233,538
Portland Community College District (GO)
     5.000%, 06/15/18..............................   2,760   2,944,423
Washington County School District No. 1 (GO)
 (NATL-RE FGIC)
     5.250%, 06/15/17..............................     400     411,124
                                                            -----------
TOTAL OREGON.......................................           8,701,209
                                                            -----------

PENNSYLVANIA -- (2.0%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18..............................   1,500   1,596,525
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 07/01/17..............................   1,035   1,064,228
     5.000%, 04/01/22..............................  11,260  13,179,380
Monroe County (GO)
     4.000%, 12/15/18..............................     400     422,556
Montgomery County (GO)
     5.000%, 05/01/23..............................   5,255   6,371,004
Pennsylvania Economic Development Financing
 Authority (RB) Series A
     5.000%, 07/01/19..............................   1,300   1,436,565
West View Municipal Authority Water Revenue (RB)
     4.000%, 11/15/20..............................   1,100   1,212,222
                                                            -----------
TOTAL PENNSYLVANIA.................................          25,282,480
                                                            -----------

RHODE ISLAND -- (2.2%)
Rhode Island State (GO) Series A
     5.000%, 08/01/19..............................   8,000   8,857,120
     5.000%, 08/01/22..............................   1,605   1,914,990

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
RHODE ISLAND -- (Continued)
Rhode Island State (GO) Series C
     5.000%, 08/01/19.............................. $9,185 $10,169,081
     5.000%, 08/01/20..............................  4,870   5,549,365
Rhode Island State (GO) Series D
     5.000%, 08/01/22..............................    685     817,301
                                                           -----------
TOTAL RHODE ISLAND.................................         27,307,857
                                                           -----------

SOUTH CAROLINA -- (3.8%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
     5.000%, 03/01/22..............................  3,485   4,150,565
Berkeley County School District (GO) Series B
 (SCSDE)
     5.000%, 03/01/22..............................  4,120   4,892,788
Charleston County (GO) Series A
     5.000%, 11/01/22..............................  4,780   5,805,979
Charleston County School District (GO) Series A
 (SCSDE)
     5.000%, 02/01/21..............................  2,020   2,343,038
City of Charleston SC Waterworks & Sewer System
 Revenue (RB)
     5.000%, 01/01/20..............................  1,805   2,030,896
City of North Charleston (GO) (ST AID WITHHLDG)
     5.000%, 06/01/21..............................    385     449,599
Clemson University (RB)
     3.000%, 05/01/21..............................    350     373,839
Dorchester County School District No. 2 (GO)
 Series B (SCSDE)
     5.000%, 03/01/25..............................  1,430   1,798,754
Florence School District One (GO) (SCSDE)
     5.000%, 03/01/20..............................  3,335   3,758,812
Lexington & Richland School District No. 5 (GO)
 (SCSDE)
     5.000%, 03/01/19..............................    945   1,031,978
Richland County School District No. 1 (GO)
 Series A (SCSDE)
     5.000%, 03/01/20..............................  5,480   6,174,481
Richland County School District No. 2 (GO)
 Series A (SCSDE)
     5.000%, 02/01/21..............................  2,085   2,414,680
South Carolina State (GO) Series A
     5.000%, 06/01/19..............................  2,500   2,758,550
South Carolina State (GO) Series A (ST AID
 WITHHLDG)
     5.000%, 10/01/23..............................  5,500   6,808,065
York County (GO) (ST AID WITHHLDG)
     5.000%, 04/01/20..............................  1,900   2,150,800
                                                           -----------
TOTAL SOUTH CAROLINA...............................         46,942,824
                                                           -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
TENNESSEE -- (4.6%)
City of Clarksville Water Sewer & Gas Revenue
 (RB)
     5.000%, 02/01/20.............................. $3,150 $ 3,538,300
City of Johnson City (GO)
     2.000%, 06/01/18..............................  1,000   1,017,820
     3.000%, 06/01/19..............................    875     917,823
City of Memphis (GO) Series A
     5.000%, 11/01/22..............................  9,695  11,701,283
     5.000%, 04/01/25..............................  1,945   2,432,203
City of Pigeon Forge (GO)
     4.000%, 06/01/21..............................    670     748,872
Hamilton County (GO) Series B
     3.000%, 03/01/22..............................  4,550   4,951,765
Maury County (GO)
     5.000%, 04/01/21..............................  5,105   5,947,938
Maury County (GO) Series B
     5.000%, 04/01/19..............................  1,000   1,096,050
Metropolitan Government of Nashville & Davidson
 County (GO)
     5.000%, 01/01/18..............................  2,700   2,830,437
     5.000%, 07/01/22..............................  1,000   1,200,080
Metropolitan Government of Nashville & Davidson
 County (GO) Series A
     5.000%, 01/01/20..............................  1,100   1,235,102
Metropolitan Government of Nashville & Davidson
 County (RB) Series E (ETM)
     4.000%, 10/01/17..............................  2,000   2,058,900
Putnam County (GO)
     4.000%, 04/01/23..............................    975   1,126,027
Shelby County (GO) Series A
     5.000%, 04/01/20..............................  7,000   7,924,000
Sumner County (GO)
     5.000%, 06/01/21..............................    110     128,190
Tennessee State (GO) Series A
     4.000%, 09/01/18..............................  3,325   3,513,893
Tennessee State (GO) Series B
     5.000%, 08/01/20..............................  1,945   2,227,881
Williamson County (GO)
     4.000%, 03/01/18..............................  1,445   1,505,748
Williamson County (GO) Series A
     4.000%, 05/01/22..............................    300     342,648
Wilson County (GO) Series B
     4.000%, 04/01/20..............................  1,040   1,140,329
                                                           -----------

TOTAL TENNESSEE....................................         57,585,289
                                                           -----------

TEXAS -- (11.7%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20..............................    350     399,378
City of Arlington (GO) Series A
     3.000%, 08/15/20..............................  1,700   1,813,475

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
TEXAS -- (Continued)
City of Austin (GO)
            5.000%, 09/01/20............................. $1,655 $1,896,266
City of Dallas (GO)
            5.000%, 02/15/21.............................  4,905  5,674,153
City of Denton (GO)
            4.000%, 02/15/22.............................  2,510  2,852,163
City of El Paso (GO)
            5.000%, 08/15/19.............................  3,505  3,873,551
City of Fort Worth Water & Sewer System (RB)
            5.000%, 02/15/19.............................    400    435,740
City of Houston (GO) Series A
            5.000%, 03/01/18.............................    750    790,485
            5.000%, 03/01/21.............................  3,100  3,566,984
            5.000%, 03/01/22.............................  5,890  6,928,466
City of Houston Combined Utility System Revenue (RB)
 (ASSURED GTY)
(currency)  5.375%, 11/15/38
            (Pre-refunded @ $100, 5/15/19)...............  4,735  5,255,708
City of Lubbock (GO)
            5.000%, 02/15/19.............................  3,000  3,267,330
            5.000%, 02/15/23.............................  1,000  1,205,110
City of Richardson (GO)
            4.250%, 02/15/18.............................    400    417,580
City of San Antonio (GO)
            5.000%, 02/01/20.............................  1,000  1,124,290
City of San Antonio Electric & Gas (RB) Series D
            5.000%, 02/01/19.............................    400    435,512
City of Southlake (GO)
            3.000%, 02/15/23.............................  1,510  1,655,775
City Public Service Board of San Antonio (RB)
            5.000%, 02/01/21.............................  3,000  3,464,940
Clear Creek Independent School District (GO) Series A
 (PSF- GTD)
            5.000%, 02/15/25.............................  2,175  2,723,513
Dallas Independent School District (GO) (PSF-GTD)
            5.000%, 02/15/19.............................  3,480  3,792,574
El Paso Independent School District (GO) (PSF-GTD)
            5.000%, 08/15/24.............................    500    620,215
Fort Bend Independent School District (GO) (PSF-GTD)
            3.000%, 08/15/17.............................  1,500  1,526,535
Galveston County (GO)
            5.000%, 02/01/22.............................  1,000  1,183,070
Grayson County (GO)
            5.000%, 01/01/21.............................  1,990  2,291,624
Harris County (GO) Series A
            4.000%, 10/01/18.............................    880    932,263
            5.000%, 10/01/19.............................  4,345  4,835,768

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)
TEXAS -- (Continued)
     5.000%, 10/01/19.............................. $3,500 $3,895,325
Harris County Metropolitan Transit Authority
 (RB) Series B
     4.000%, 11/01/18..............................    400    424,128
Hays Consolidated Independent School District
 (GO) (PSF-GTD)
     5.000%, 08/15/23..............................  1,355  1,657,802
Hidalgo County Drain District No. 1 (GO)
     5.000%, 09/01/22..............................  1,000  1,195,830
Highland Park Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................  1,790  2,014,484
Houston Community College System (GO)
     5.000%, 02/15/17..............................  1,000  1,012,370
Humble Independent School District (GO) Series A
 (PSF- GTD)
     2.000%, 02/15/19..............................    100    102,160
     5.500%, 02/15/25..............................  7,000  8,997,030
La Porte Independent School District (GO)
     5.000%, 02/15/21..............................  1,700  1,963,500
Lake Travis Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................  3,480  3,914,026
Mansfield Independent School District (GO)
     5.000%, 02/15/20..............................  1,000  1,120,250
Mansfield Independent School District (GO)
 Series A (PSF-GTD)
     5.000%, 02/15/22..............................    895  1,058,517
Mesquite Independent School District (GO) Series
 B (PSF-GTD)
     5.000%, 08/15/17..............................  2,270  2,345,546
Northside Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/23..............................  4,535  5,477,237
Northwest Independent School District (GO)
 Series A (PSF- GTD)
     5.000%, 02/15/24..............................  1,695  2,087,053
San Antonio Independent School District (GO)
 (PSF-GTD)
     5.000%, 02/15/20..............................  4,100  4,618,445
Spring Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/19..............................  5,000  5,538,800
Tarrant Regional Water District (RB)
     6.000%, 09/01/24..............................  3,450  4,515,187
Texas A&M University (RB) Series B
     5.000%, 05/15/21..............................  4,000  4,662,920
Texas A&M University Fund (RB)
     5.000%, 07/01/23..............................  3,500  4,281,165

                                                     FACE
                                                    AMOUNT     VALUE+
                                                    ------     ------
                                                    (000)
TEXAS -- (Continued)
Texas State (GO)
     5.000%, 04/01/19.............................. $ 4,500 $  4,928,850
     5.000%, 10/01/23..............................   5,315    6,520,123
Texas State (GO) Series A
     5.000%, 10/01/19..............................   1,900    2,116,334
Texas Transportation Commission State Highway
 Fund (RB)
     5.250%, 04/01/26..............................     300      388,326
Texas Transportation Commission State Highway
 Fund (RB) Series A
     5.000%, 04/01/19..............................   5,000    5,475,250
     5.000%, 04/01/20..............................   2,770    3,129,684
                                                            ------------
TOTAL TEXAS........................................          146,402,810
                                                            ------------

UTAH -- (1.8%)
Davis County (GO)
     4.000%, 02/01/18..............................     350      363,748
Jordan School District (GO) (SCH BD GTY)
     5.000%, 06/15/17..............................   1,070    1,098,526
North Davis County Sewer District (RB)
     3.000%, 03/01/21..............................   2,135    2,289,104
Utah State (GO)
     5.000%, 07/01/22..............................  11,285   13,597,635
Utah State (GO) Series C
     5.000%, 07/01/19..............................   1,100    1,217,700
Washington County School District Board of
 Education (GO) (SCH BD GTY)
     5.000%, 03/01/18..............................   1,500    1,582,815
     5.000%, 03/01/20..............................   2,135    2,405,569
                                                            ------------
TOTAL UTAH.........................................           22,555,097
                                                            ------------

VERMONT -- (0.4%)
Vermont State (GO) Series B
     5.000%, 08/15/23..............................   1,270    1,569,479
Vermont State (GO) Series C
     4.000%, 08/15/23..............................     225      264,159
Vermont State (GO) Series F
     5.000%, 08/15/17..............................   1,500    1,550,160
     5.000%, 08/15/20..............................   1,100    1,261,172
                                                            ------------
TOTAL VERMONT......................................            4,644,970
                                                            ------------

VIRGINIA -- (4.4%)
City of Hampton (GO) Series B (ST AID WITHHLDG)
     5.000%, 09/01/21..............................   3,000    3,528,510
     5.000%, 09/01/22..............................   2,050    2,471,787
City of Lynchburg (GO)
     5.000%, 02/01/20..............................   1,390    1,566,558
City of Newport News (GO) Series A
     2.000%, 07/15/18..............................     515      524,708

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
VIRGINIA -- (Continued)
City of Norfolk (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19............................. $2,505 $ 2,790,996
City of Richmond (GO) Series A (ST AID WITHHLDG)
    5.000%, 03/01/21.............................  1,370   1,590,776
City of Richmond (GO) Series B (ST AID WITHHLDG)
    5.000%, 07/15/26.............................  3,635   4,651,055
City of Roanoke (GO) (ST AID WITHHLDG)
    4.000%, 04/01/20.............................  1,000   1,095,060
Commonwealth of Virginia (GO) Series B
    4.000%, 06/01/23.............................  2,500   2,919,050
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  3,880   4,327,713
    5.000%, 10/01/19.............................  2,500   2,788,475
Fairfax County (GO) Series C (ST AID WITHHLDG)
    5.000%, 10/01/19.............................  6,925   7,724,076
Loudoun County (GO) Series A (ST AID WITHHLDG)
    5.000%, 12/01/22.............................  4,000   4,872,600
Pittsylvania County (GO) (ST AID WITHHLDG)
    5.000%, 02/01/21.............................    250     288,858
Spotsylvania County Water & Sewer System Revenue
 (RB)
    5.000%, 06/01/19.............................  2,885   3,168,624
University of Virginia (RB) Series B
    5.000%, 08/01/21.............................  6,250   7,367,312
Virginia Public School Authority (RB) Series D
 (ST AID WITHHLDG)
    5.250%, 08/01/18.............................    500     537,735
Virginia Resources Authority (RB) Series B
    4.000%, 10/01/19.............................  2,000   2,170,500
Virginia Resources Authority (RB) Series D
    5.000%, 11/01/20.............................    745     857,607
                                                         -----------
TOTAL VIRGINIA...................................         55,242,000
                                                         -----------

WASHINGTON -- (8.0%)
Benton County School District No. 400 Richland
 (GO) (SCH BD GTY)
    5.000%, 12/01/22.............................  4,705   5,670,278
Central Puget Sound Regional Transit Authority
 (RB) Series P-1
    5.000%, 02/01/18.............................    250     263,005

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
City of Seattle (GO)
    5.000%, 12/01/19............................. $1,500 $1,681,875
    5.000%, 12/01/20.............................  2,745  3,173,110
City of Seattle Drainage & Wastewater Revenue
 (RB)
    5.000%, 09/01/20.............................  3,665  4,199,284
City of Seattle Municipal Light & Power Revenue
 (RB)
    5.000%, 09/01/20.............................    350    400,740
City of Seattle Municipal Light & Power Revenue
 (RB) Series A
    5.000%, 06/01/19.............................  1,525  1,680,245
    5.000%, 06/01/22.............................    310    371,148
City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.............................  6,000  7,238,220
Clark County School District No. 119
 Battleground (GO) (SCH BD GTY)
    4.000%, 12/01/21.............................  1,000  1,135,410
    4.000%, 12/01/22.............................  2,630  3,032,022
County of Kitsap WA (GO)
    5.000%, 06/01/21.............................    200    232,394
King County (GO)
    5.000%, 01/01/21.............................    425    491,853
King County (GO) Series A
    5.000%, 07/01/19.............................  1,110  1,226,916
    5.000%, 07/01/20.............................  2,650  3,020,841
King County (GO) Series E
    5.000%, 12/01/19.............................  1,300  1,456,793
King County School District No. 210 (GO) (SCH BD
 GTY)
    2.000%, 12/01/18.............................  1,200  1,226,604
King County School District No. 403 Renton (GO)
 (SCH BD GTY)
    5.000%, 12/01/19.............................  1,150  1,283,872
King County School District No. 405 Bellevue
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  1,500  1,625,985
King County School District No. 411 Issaquah
 (GO) (SCH BD GTY)
    5.000%, 12/01/23.............................  3,500  4,346,195
King County School District No. 412 (GO) (SCH BD
 GTY)
    4.000%, 12/01/21.............................  1,000  1,130,670
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,880  3,293,222
Skagit County School District No. 103 (GO) (SCH
 BD GTY)
    5.000%, 12/01/19.............................  1,925  2,150,937
    5.000%, 12/01/20.............................  2,245  2,584,466

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
WASHINGTON -- (Continued)
Snohomish County Public Utility District No. 1
 (RB)
    5.000%, 12/01/19............................. $1,655 $1,850,323
Snohomish County School District No. 15 Edmonds
 (GO) (SCH BD GTY)
    5.000%, 12/01/20.............................  2,555  2,936,921
Snohomish County School District No. 6 Mukilteo
 (GO) (SCH BD GTY)
    5.000%, 12/01/18.............................  2,000  2,165,820
Spokane County (GO)
    5.000%, 12/01/22.............................  1,025  1,231,978
Tacoma Metropolitan Park District (GO) Series B
    5.000%, 12/01/21.............................    150    176,781
Thurston County School District No. 111 (GO)
 (SCH BD GTY)
    5.000%, 12/01/21.............................    425    502,482
University of Washington (RB) Series A
    5.000%, 07/01/22.............................  6,505  7,814,391
Washington State (GO) Series 2010A
    5.000%, 08/01/18.............................    500    535,940
Washington State (GO) Series A
    5.000%, 08/01/23.............................    750    916,688
Washington State (GO) Series B-1
    5.000%, 08/01/21.............................  1,300  1,522,560
Washington State (GO) Series C
    5.000%, 07/01/17.............................    300    308,571
Washington State (GO) Series D
    5.000%, 02/01/19.............................    900    979,479
Washington State (GO) Series E
    5.000%, 02/01/19.............................  2,000  2,176,620
Washington State (GO) Series R-2012C
    4.000%, 07/01/21.............................  1,610  1,809,060
Washington State (GO) Series R-2012D
    5.000%, 07/01/20.............................  5,000  5,686,200
Washington State (GO) Series R-2015
    5.000%, 07/01/18.............................  1,000  1,068,470
Washington State (GO) Series R-2015C
    5.000%, 07/01/20.............................  2,000  2,274,480
Washington State (GO) Series R-2015E
    5.000%, 07/01/21.............................  5,000  5,843,850
Washington State (GO) Series R-C
    5.000%, 07/01/19.............................  1,750  1,931,405

                                                   FACE
                                                  AMOUNT     VALUE+
                                                  ------     ------
                                                  (000)
WASHINGTON -- (Continued)
Washington State (GO) Series R-D
    5.000%, 07/01/23............................. $3,800 $    4,637,330
                                                         --------------
TOTAL WASHINGTON.................................            99,285,434
                                                         --------------

WEST VIRGINIA -- (0.9%)
Jefferson County Board of Education (GO) (WV BD
 COMM)
    4.000%, 05/01/20.............................    130        141,349
West Virginia State (GO) Series A
    5.000%, 06/01/19.............................  9,525     10,484,453
                                                         --------------
TOTAL WEST VIRGINIA..............................            10,625,802
                                                         --------------

WISCONSIN -- (1.7%)
City of Milwaukee (GO) Series N1
    5.000%, 02/01/19.............................  6,220      6,772,212
City of Oshkosh (GO) Series B
    3.000%, 12/01/23.............................    445        485,904
Oregon School District (GO)
    3.000%, 03/01/21.............................    430        461,227
Sun Prairie Area School District (GO)
    4.000%, 03/01/20.............................    570        620,542
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/19.............................  2,150      2,361,904
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.............................  5,610      6,455,595
Wisconsin State (GO) Series C
    5.000%, 05/01/20.............................  3,295      3,734,355
                                                         --------------
TOTAL WISCONSIN..................................            20,891,739
                                                         --------------
TOTAL MUNICIPAL BONDS............................         1,246,325,808
                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,223,557,848)..........................         $1,246,325,808
                                                         ==============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ---------------------------------------------
                          LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                          ------- -------------- ------- --------------
         Municipal Bonds.   --    $1,246,325,808   --    $1,246,325,808
                            --    --------------   --    --------------
         TOTAL...........   --    $1,246,325,808   --    $1,246,325,808
                            ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                            FACE
                                                           AMOUNT        VALUE+
                                                           ------        ------
                                                           (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Alameda County Transportation Authority (RB)
            3.000%, 03/01/17............................. $  4,500    $   4,535,730
            5.000%, 03/01/20.............................    4,500        5,092,380
Anaheim Union High School District (GO)
            5.000%, 08/01/17.............................    1,650        1,703,080
            5.000%, 08/01/19.............................      400          442,972
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................    4,430        4,629,793
            5.000%, 04/01/19.............................      775          850,811
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded
            @ $100, 4/1/19)..............................    1,000        1,098,320
(currency)  5.000%, 04/01/34
            (Pre-refunded
            @ $100, 4/1/18)..............................    9,585       10,155,691
(currency)  5.125%, 04/01/39
            (Pre-refunded
            @ $100, 4/1/19)..............................    8,125        8,948,062
(currency)  5.625%, 04/01/44
            (Pre-refunded
            @ $100, 4/1/19)..............................   11,500       12,801,800
Bay Area Toll Authority (RB) Series F-2
            4.000%, 04/01/21.............................      500          562,265
Berkeley Unified School District (GO) Series A
            4.000%, 08/01/19.............................      500          541,070
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................      295          362,051
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................      380          410,123
California Educational Facilities Authority (RB) Series A
            5.000%, 01/01/18.............................    1,020        1,070,378
            4.000%, 11/01/19.............................      850          920,839
California Health Facilities Financing Authority (RB)
(currency)  6.500%, 10/01/38
            (Pre-refunded
            @ $100, 10/1/18).............................   13,705       15,172,394
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded
            @ $100, 10/1/18).............................    9,650       10,692,972

                                                    FACE
                                                   AMOUNT        VALUE+
                                                   ------        ------
                                                   (000)
CALIFORNIA -- (Continued)
California State (GO)
    5.000%, 03/01/17............................. $  7,500    $   7,608,075
California State (GO)
    5.000%, 11/01/16.............................    3,410        3,410,000
    4.000%, 08/01/17.............................    1,750        1,793,452
    5.000%, 08/01/17.............................      700          722,568
    4.000%, 09/01/17.............................      425          436,696
    5.000%, 09/01/17.............................    3,500        3,625,160
    5.000%, 09/01/17.............................    3,850        3,987,676
    5.000%, 11/01/17.............................      800          834,112
    5.000%, 02/01/18.............................    5,220        5,494,207
    5.000%, 02/01/18.............................    1,000        1,052,530
    5.500%, 04/01/18.............................   10,945       11,670,106
    5.000%, 08/01/18.............................    5,000        5,363,000
    5.000%, 08/01/18.............................    2,200        2,359,720
    5.000%, 09/01/18.............................      250          268,965
    5.000%, 09/01/18.............................    4,500        4,841,370
    5.000%, 02/01/19.............................    5,840        6,367,994
    5.000%, 04/01/19.............................    4,750        5,209,847
    5.500%, 04/01/19.............................   10,495       11,635,806
    5.000%, 09/01/19.............................    1,000        1,112,430
    5.000%, 10/01/19.............................    1,500        1,673,550
    5.000%, 10/01/19.............................    5,000        5,578,500
    5.000%, 10/01/19.............................    5,340        5,957,838
    5.000%, 11/01/19.............................    2,955        3,305,640
    5.000%, 02/01/20.............................   12,870       14,491,620
    5.000%, 04/01/20.............................    3,705        4,194,060
    5.000%, 04/01/20.............................      325          367,900
    5.000%, 08/01/20.............................    2,415        2,761,456
    5.000%, 09/01/20.............................      700          802,326
    5.000%, 10/01/20.............................    1,580        1,815,894
    5.000%, 10/01/20.............................    3,410        3,919,113
    5.000%, 10/01/20.............................    1,610        1,850,373
    5.000%, 11/01/20.............................    8,000        9,219,360
    5.000%, 02/01/21.............................    1,575        1,824,039
    5.000%, 02/01/21.............................      650          752,778
    5.000%, 04/01/21.............................      795          924,410
    5.000%, 09/01/21.............................    6,200        7,292,254
    5.000%, 03/01/22.............................    1,075        1,276,638
    5.000%, 04/01/22.............................    1,800        2,142,738
    5.250%, 10/01/22.............................      500          609,790
California State (GO) (AMBAC)
    6.000%, 02/01/17.............................    1,000        1,013,210
    6.000%, 04/01/17.............................    4,000        4,088,360
California State (GO) Series A (ETM)
    5.000%, 07/01/19.............................    6,955        7,705,027
California State (GO) Series B
    5.000%, 09/01/17.............................    1,200        1,242,912
    5.000%, 09/01/18.............................    3,000        3,227,580
    5.000%, 09/01/20.............................    3,600        4,126,248
California State Department of Water Resources
 (RB) Series AI
    5.000%, 12/01/16.............................    1,535        1,540,280

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CONTINUED

                                                            FACE
                                                           AMOUNT        VALUE+
                                                           ------        ------
                                                           (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
 Series AI (ETM)
            5.000%, 12/01/16............................. $    170    $     170,571
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/22.............................    3,355        4,084,712
California State Department of Water Resources (RB)
 Series AS (ETM)
            5.000%, 12/01/22.............................       35           42,476
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/17.............................   10,905       11,138,803
            5.000%, 05/01/18.............................    2,680        2,846,455
            5.000%, 05/01/20.............................    2,575        2,925,947
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            5.000%, 05/01/18.............................      500          531,055
            4.000%, 05/01/19.............................    1,515        1,629,807
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................   11,505       13,450,841
California State Public Works Board (RB) Series B (ETM)
 (NATL-RE FGIC)
            5.000%, 06/01/17.............................    1,275        1,307,156
California State University (RB) Series A
            1.500%, 11/01/16.............................    2,840        2,840,000
            5.000%, 11/01/16.............................    1,030        1,030,000
            5.000%, 11/01/17.............................    1,700        1,772,828
            5.000%, 11/01/17.............................    2,000        2,085,680
            5.000%, 11/01/17.............................    1,000        1,042,840
            5.000%, 11/01/18.............................      150          162,285
            5.000%, 11/01/18.............................    1,000        1,081,900
            5.000%, 11/01/19.............................    3,660        4,095,430
            5.000%, 11/01/19.............................    1,000        1,118,970
California Statewide Communities Dev. Authority (RB)
(currency)  5.250%, 12/01/27
            (Pre-refunded
            @ $100, 12/1/17).............................    3,605        3,779,194
(currency)  6.000%, 05/15/40
            (Pre-refunded
            @ $100, 5/15/18).............................    9,090        9,807,474
California Statewide Communities Dev. Authority (RB) (CA
 MTG INS)
(currency)  5.750%, 08/15/38
            (Pre-refunded
            @ $100, 8/15/18).............................    3,000        3,260,700
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/19.............................    1,160        1,225,853

                                                            FACE
                                                           AMOUNT        VALUE+
                                                           ------        ------
                                                           (000)
CALIFORNIA -- (Continued)
Chabot-Las Positas Community College District (GO)
            4.000%, 08/01/22............................. $  3,050    $   3,515,308
Chino Basin Regional Financing Authority (RB) Series A
            4.000%, 08/01/17.............................    1,000        1,024,980
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/17.............................      500          512,490
Chula Vista Elementary School District (GO)
            4.000%, 08/01/17.............................      500          512,300
City & County of San Francisco (GO) Series A
            5.000%, 06/15/17.............................    1,000        1,026,970
            4.000%, 06/15/18.............................      620          651,800
            4.750%, 06/15/19.............................      650          714,032
            5.000%, 06/15/20.............................      750          855,428
City & County of San Francisco (GO) Series C
            5.000%, 06/15/17.............................      270          277,282
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/17.............................    7,600        7,804,972
            5.000%, 06/15/20.............................      865          986,593
            5.000%, 06/15/21.............................      250          293,893
City of Berkeley (GO)
            2.000%, 07/27/17.............................   11,750       11,861,977
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................      815          897,421
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................    8,360        9,052,542
City of Los Angeles (GO) Series A
            5.000%, 09/01/20.............................    9,400       10,800,788
City of Los Angeles (GO) Series B
            5.000%, 09/01/18.............................    7,000        7,533,680
            5.000%, 09/01/21.............................    1,250        1,477,937
City of Los Angeles (RAN) Series A
            2.000%, 03/30/17.............................    6,000        6,036,360
City of Los Angeles CA Solid Waste Resources Revenue
 (RB) Series B
            5.000%, 02/01/17.............................    3,425        3,462,058
City of Los Angeles Department of Airports (RB) (BHAC-CR)
(currency)  5.250%, 05/15/38
            (Pre-refunded
            @ $100, 5/15/18).............................   28,500       30,424,320
City of Los Angeles Solid Waste Resources Revenue (RB)
 Series B
            5.000%, 02/01/18.............................    1,015        1,068,582
City of Los Angeles Wastewater System Revenue (RB)
 Series 2013-B
            5.000%, 06/01/21.............................    1,400        1,640,366

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



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CONTINUED

                                                            FACE
                                                           AMOUNT        VALUE+
                                                           ------        ------
                                                           (000)
CALIFORNIA -- (Continued)
City of Sacramento Unified School District (GO)
            5.000%, 07/01/24............................. $  1,375    $   1,702,951
City of San Francisco Public Utilities Commission
 Wastewater Revenue (RB) Series A
            5.000%, 10/01/18.............................      800          862,320
City of San Francisco Public Utilities Commission Water
 Revenue (RB)
            4.000%, 11/01/22.............................    3,000        3,465,660
            5.000%, 11/01/23.............................    1,835        2,266,812
City of Torrance (GO) (TRANS)
            2.000%, 07/06/17.............................   25,450       25,680,322
City of Tulare Sewer Revenue (RB) (AGM)
            3.000%, 11/15/19.............................      200          210,692
Colton Joint Unified School District (GO) (AGM)
            4.000%, 08/01/20.............................    1,000        1,097,580
Conejo Valley Unified School District (GO)
            4.000%, 08/01/18.............................      700          736,967
Contra Costa Water District (RB) Series Q
            5.000%, 10/01/18.............................      705          761,181
            5.000%, 10/01/19.............................    1,345        1,503,091
Desert Community College District (GO)
            5.000%, 08/01/21.............................      665          782,200
Desert Sands Unified School District (GO)
            4.000%, 08/01/18.............................    1,375        1,450,323
Downey Unified School District (GO) Series A
            3.000%, 08/01/17.............................    1,785        1,816,362
Dublin Unified School District (GO)
            5.000%, 02/01/19.............................   11,775       12,858,889
East Bay Municipal Utility District Wastewater System
 Revenue (RB) Series A (AMBAC)
(currency)  5.000%, 06/01/33
            (Pre-refunded
            @ $100, 6/1/17)..............................    2,520        2,583,554
East Bay Municipal Utility District Water System Revenue
 (RB) Series A (NATL-RE)
(currency)  5.000%, 06/01/32
            (Pre-refunded
            @ $100, 6/1/17)..............................    4,000        4,100,880
East Bay Regional Park District (GO) Series A
            4.000%, 09/01/21.............................      210          238,661
East Side Union High School District (GO)
            2.000%, 08/01/18.............................    1,215        1,240,418
            2.000%, 08/01/20.............................    1,055        1,088,939

                                                            FACE
                                                           AMOUNT        VALUE+
                                                           ------        ------
                                                           (000)
CALIFORNIA -- (Continued)
El Rancho Unified School District (GO) (AGM)
            4.000%, 08/01/20............................. $    780    $     857,618
Folsom Cordova Unified School District School Facilities
 Improvement Dist No. 2 (GO)
            5.000%, 10/01/17.............................      845          878,099
Fontana Unified School District (GO)
            5.000%, 08/01/18.............................    3,140        3,366,834
            5.000%, 08/01/19.............................    1,285        1,423,420
            4.000%, 08/01/20.............................    3,620        3,998,399
            4.000%, 08/01/21.............................      530          596,669
Foothill-De Anza Community College District (GO)
            4.000%, 08/01/19.............................      550          596,112
Fremont Unified School District/ Alameda County (GO)
            5.000%, 08/01/18.............................      750          804,585
Fremont Union High School District (GO)
            5.000%, 08/01/20.............................    1,000        1,147,430
Fresno Unified School District (GO) Series A (AGM)
            4.000%, 08/01/17.............................    1,820        1,865,045
Gilroy Unified School District (GO) (AGM)
            4.000%, 08/01/23.............................    1,900        2,204,893
Glendora Unified School District (GO)
            4.000%, 08/01/18.............................      890          938,594
Grossmont Union High School District (GO)
            4.000%, 08/01/20.............................    2,420        2,686,127
Kern County (RAN)
            2.000%, 03/15/17.............................    3,000        3,015,210
            3.000%, 05/15/17.............................    6,250        6,328,687
Livermore Valley Joint Unified School District (GO)
            5.000%, 08/01/20.............................      800          913,816
Los Altos Elementary School District (GO)
            5.000%, 08/01/19.............................      975        1,084,239
            4.000%, 08/01/21.............................    1,550        1,757,979
Los Angeles Community College District (GO)
            5.000%, 08/01/21.............................    2,890        3,399,334
Los Angeles Community College District (GO) Series A
            5.000%, 08/01/20.............................   10,000       11,450,400
            5.000%, 08/01/21.............................    1,875        2,205,450
Los Angeles Community College District (GO) Series C
            5.000%, 08/01/20.............................    1,025        1,173,666
Los Angeles Community College District (GO) Series F-1
(currency)  5.000%, 08/01/33
            (Pre-refunded
            @ $100, 8/1/18)..............................    3,375        3,618,202

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT        VALUE+
                                                     ------        ------
                                                     (000)
CALIFORNIA -- (Continued)
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23.............................. $  3,350    $   4,123,515
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A (ETM)
     5.000%, 08/15/17..............................    1,125        1,162,800
Los Angeles County (GO) (TRANS)
     3.000%, 06/30/17..............................   16,500       16,763,505
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/17..............................    5,450        5,607,559
     5.000%, 07/01/18..............................    4,650        4,973,965
     5.000%, 07/01/19..............................    4,000        4,430,240
     5.000%, 07/01/20..............................    3,085        3,525,075
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/21..............................    1,400        1,646,008
Los Angeles Department of Water (RB) Series A
     4.000%, 07/01/17..............................    1,100        1,124,486
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/19..............................    1,000        1,106,440
Los Angeles Department of Water & Power (RB)
 Series A
     4.000%, 07/01/17..............................      840          858,698
     5.000%, 07/01/18..............................    2,375        2,537,212
     5.000%, 07/01/18..............................      125          133,538
     5.000%, 07/01/19..............................    2,990        3,308,256
     5.000%, 07/01/21..............................    2,000        2,349,440
Los Angeles Municipal Improvement Corp. (RB)
 Series A
     4.000%, 11/01/16..............................    1,795        1,795,000
     5.000%, 03/01/17..............................    4,300        4,361,533
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/17..............................    5,500        5,622,045
     5.000%, 07/01/17..............................    6,145        6,321,853
     4.000%, 07/01/18..............................    1,000        1,052,350
     5.000%, 07/01/18..............................    1,000        1,068,810
Los Angeles Unified School District (GO)
 Series A-1
     5.000%, 07/01/18..............................      500          534,405
Los Angeles Unified School District (GO)
 Series A-1 (FGIC)
     5.500%, 07/01/18..............................    2,745        2,956,475
Los Angeles Unified School District (GO)
 Series A-2
     5.000%, 07/01/21..............................    2,200        2,584,384
Los Angeles Unified School District (GO) Series B
     5.000%, 07/01/17..............................    1,750        1,800,365
     5.000%, 07/01/22..............................    1,350        1,627,479

                                                            FACE
                                                           AMOUNT        VALUE+
                                                           ------        ------
                                                           (000)
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series C
            2.000%, 07/01/17............................. $  2,800    $   2,825,256
            5.000%, 07/01/20.............................      500          571,135
            5.000%, 07/01/23.............................    2,000        2,463,500
Los Angeles Unified School District (GO) Series KRY
            5.000%, 07/01/19.............................    3,390        3,753,679
Manhattan Beach Unified School District (GO) Series F
            4.000%, 09/01/21.............................      500          566,980
Metropolitan Water District of Southern California (RB)
 Series C
            5.000%, 07/01/17.............................    1,220        1,255,112
Mount Diablo Unified School District (GO)
            5.000%, 02/01/19.............................      500          544,975
New Haven Unified School District (GO) (AGM)
            12.000%, 08/01/17............................    2,965        3,214,208
            4.000%, 08/01/19.............................    1,430        1,545,029
New Haven Unified School District (GO) Series B (BAM)
            5.000%, 08/01/21.............................    3,100        3,638,532
Newhall School District (GO)
            --%, 08/01/18................................    6,995        6,867,201
Northern California Power Agency (RB) Series A
            5.000%, 07/01/17.............................    1,000        1,028,370
Oakland-Alameda County Coliseum Authority (RB) Series A
            5.000%, 02/01/17.............................    3,700        3,739,775
Orange County Sanitation District (CP) Series B (AGM)
(currency)  5.000%, 02/01/25
            (Pre-refunded @ $100, 2/1/17)................    1,200        1,212,804
Orange County Sanitation District (RB) Series A
            5.000%, 02/01/24.............................    5,295        6,579,037
Palm Springs Unified School District (GO) Series D
            2.000%, 08/01/18.............................    3,360        3,429,115
Palomar Community College District (GO)
            5.000%, 05/01/23.............................      715          872,271
Pasadena Area Community College District (GO) Series D
            5.000%, 08/01/17.............................      250          258,100
Pasadena Unified School District (GO)
            5.000%, 05/01/20.............................      550          624,756
Peralta Community College District (GO)
            5.000%, 08/01/17.............................    1,000        1,032,170
            5.000%, 08/01/18.............................    1,000        1,072,420
            5.000%, 08/01/19.............................    2,220        2,459,760

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT        VALUE+
                                                           ------        ------
                                                           (000)
CALIFORNIA -- (Continued)
Peralta Community College District (GO) Series B
            5.000%, 08/01/17............................. $  1,260    $   1,300,534
            5.000%, 08/01/22.............................    1,845        2,220,513
Poway Unified School District (GO)
            3.250%, 08/01/18.............................    1,350        1,406,687
Riverside County Transportation Commission (RB) Series A
            5.000%, 06/01/18.............................      500          533,100
Sacramento Municipal Utility District (RB) Series B
            5.000%, 08/15/17.............................    1,000        1,033,840
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.............................      620          640,981
Sacramento Municipal Utility District (RB) Series X
            5.000%, 08/15/21.............................      750          883,238
San Diego County Regional Transportation Commission (RB)
 Series A
            4.000%, 04/01/18.............................      425          444,350
            5.000%, 04/01/18.............................    1,285        1,361,509
San Diego County Water Authority Financing Corp. (CP)
 Series 2008 A-COPS (AGM)
(currency)  5.000%, 05/01/28
            (Pre-refunded
            @ $100, 5/1/18)..............................    5,810        6,170,859
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/20.............................    1,385        1,574,787
            5.000%, 05/01/21.............................      550          643,280
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22.............................    4,425        5,312,080
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
            5.000%, 05/15/18.............................      350          372,302
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
            5.000%, 05/15/18.............................    3,650        3,882,578
San Diego Public Facilities Financing Authority Water
 Revenue (RB) Series A (ETM)
            5.000%, 08/01/18.............................    1,260        1,350,796
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/17.............................    2,200        2,262,722
            5.000%, 07/01/23.............................    2,000        2,470,680
San Francisco Bay Area Rapid Transit District (GO)
 Series B
(currency)  5.000%, 08/01/27
            (Pre-refunded @ $100, 8/1/17)................    5,085        5,247,415

                                                      FACE
                                                     AMOUNT        VALUE+
                                                     ------        ------
                                                     (000)
CALIFORNIA -- (Continued)
San Francisco Bay Area Rapid Transit District
 (GO) Series C
     4.000%, 08/01/19.............................. $    300    $     325,065
San Francisco Bay Area Rapid Transit District
 (RB)
     4.000%, 07/01/18..............................    1,000        1,052,350
San Francisco Community College District (GO)
     5.000%, 06/15/18..............................    5,000        5,336,600
San Francisco Community College District (GO)
 Series C
     4.000%, 06/15/18..............................      485          509,876
San Francisco Unified School District (GO)
     5.000%, 06/15/18..............................    1,720        1,836,375
     5.000%, 06/15/21..............................    2,200        2,582,998
San Francisco Unified School District (GO)
 Series E
     5.000%, 06/15/18..............................    1,500        1,601,490
San Francisco Unified School District (GO)
 Series F&C
     2.000%, 06/15/22..............................    1,750        1,821,942
San Jose Evergreen Community College District
 (GO)
     5.000%, 09/01/21..............................      250          295,330
San Juan Unified School District (GO) Series B
     2.000%, 08/01/17..............................    1,000        1,010,160
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..............................      265          297,293
San Mateo County Community College District (GO)
     4.000%, 09/01/18..............................      775          820,051
     4.000%, 09/01/21..............................    1,310        1,488,789
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..............................    4,225        4,781,475
Santa Clara County (GO) Series B
     5.000%, 08/01/18..............................    5,000        5,362,100
Santa Clara County Financing Authority (RB)
 Series A
     5.000%, 02/01/19..............................    3,610        3,935,550
Santa Clara Unified School District (GO)
     5.000%, 07/01/17..............................   10,480       10,780,881
Santa Clara Valley Transportation Authority (RB)
 Series B
     5.000%, 04/01/18..............................    8,215        8,696,892
Santa Margarita-Dana Point Authority (RB) Series
 B (GO OF DIST)
     4.000%, 08/01/17..............................    1,000        1,024,830
Santa Monica Community College District (GO)
 Series A
     5.000%, 08/01/19..............................      315          349,748

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT        VALUE+
                                                           ------        ------
                                                           (000)
CALIFORNIA -- (Continued)
Saugus Union School District School Facilities
 Improvement District No. 2014-1 (GO) Series A
            5.000%, 08/01/17............................. $  1,580    $   1,631,192
Solano County Community College District (GO) Series A
            5.000%, 08/01/17.............................      615          634,785
Sonoma County (RB) Series C
            5.000%, 09/01/19.............................    6,035        6,717,076
South San Francisco Unified School District (GO) Series
 G (ETM)
            3.500%, 07/01/18.............................   27,075       28,264,946
Southern California Public Power Authority (RB)
            5.000%, 07/01/18.............................    1,135        1,212,713
            5.000%, 07/01/18.............................    1,475        1,575,993
            5.000%, 07/01/20.............................    1,175        1,338,983
Southwestern Community College District (GO)
            5.000%, 08/01/19.............................    2,230        2,481,143
Southwestern Community College District (GO) Series A
            5.500%, 08/01/17.............................      275          284,928
Sweetwater Union High School District (GO) (ETM)
            5.000%, 01/01/18.............................    1,750        1,835,382
Tamalpais Union High School District (GO)
            4.000%, 02/01/17.............................      500          504,190
Union Elementary School District (GO) Series A
            3.000%, 09/01/18.............................    1,130        1,175,008
University of California (RB) Series Q
(currency)  5.250%, 05/15/23
            (Pre-refunded @ $101, 5/15/17)...............    1,000        1,034,630

                                                      FACE
                                                     AMOUNT        VALUE+
                                                     ------        ------
                                                     (000)
CALIFORNIA -- (Continued)
Ventura County (GO) (TRANS)
     2.000%, 07/01/17.............................. $ 31,095    $  31,383,251
West Contra Costa Unified School District (GO)
 (AGM)
     5.000%, 08/01/17..............................    1,585        1,635,989
     5.000%, 08/01/18..............................    1,415        1,517,220
     5.000%, 08/01/20..............................      820          936,989
     5.000%, 08/01/21..............................    2,350        2,757,043
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
     5.000%, 08/01/17..............................      550          567,694
West Contra Costa Unified School District (GO)
 Series A
     4.000%, 08/01/18..............................    2,135        2,252,340
West Contra Costa Unified School District (GO)
 Series B
     6.000%, 08/01/21..............................    1,000        1,219,160
Westlands Water District (RB) Series A (AGM)
     4.000%, 09/01/20..............................    1,045        1,155,791
Whittier Union High School District (GO) Series C
     2.000%, 08/01/18..............................    1,480        1,510,962
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/20..............................    1,000        1,106,080
Yosemite Community College District (GO)
     1.000%, 08/01/17..............................    1,850        1,855,069
                                                                -------------
TOTAL MUNICIPAL BONDS..............................               868,650,229
                                                                -------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $862,797,398)..............................              $ 868,650,229
                                                                =============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                    LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                    ------- ------------ ------- ------------
Municipal Bonds....................   --    $868,650,229   --    $868,650,229
                                      --    ------------   --    ------------
TOTAL..............................   --    $868,650,229   --    $868,650,229
                                      ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
CALIFORNIA -- (100.0%)
Albany Unified School District (GO)
            4.000%, 08/01/21............................. $   240    $     270,190
Alhambra Unified School District (GO) Series A (ASSURED
 GTY)
            5.250%, 08/01/18.............................     375          403,913
Alum Rock Union Elementary School District (GO) Series A
            5.000%, 09/01/21.............................     730          855,983
Amador County Unified School District (GO)
            4.000%, 08/01/19.............................     385          415,207
Anaheim Public Financing Authority (RB)
            5.000%, 08/01/17.............................     500          516,085
Anaheim Union High School District (GO)
            5.000%, 08/01/19.............................     855          946,853
Antelope Valley Community College District (GO) Series A
            5.000%, 08/01/24.............................     850        1,056,193
Antelope Valley Union High School District (GO)
            4.000%, 08/01/21.............................     500          565,605
            5.000%, 08/01/22.............................   1,650        1,992,936
Azusa Unified School District (GO)
            5.000%, 07/01/21.............................     425          497,148
Baldwin Park Unified School District (GO) (AGM)
            5.000%, 08/01/17.............................     100          103,224
Bay Area Toll Authority (RB)
            4.000%, 04/01/18.............................     500          522,550
Bay Area Toll Authority (RB) Series F-1
(currency)  5.000%, 04/01/34
            (Pre-refunded @ $100, 4/1/18)................   1,600        1,695,264
(currency)  5.125%, 04/01/39
            (Pre-refunded @ $100, 4/1/19)................   3,450        3,799,485
Berkeley Unified School District (GO)
            5.000%, 08/01/19.............................     325          360,474
Berkeley Unified School District (GO) Series D
            5.000%, 08/01/23.............................     600          736,374
Berryessa Union School District (GO) (AMBAC)
            5.375%, 08/01/18.............................     200          215,854
Buena Park School District (GO) (AGM)
            2.500%, 08/01/21.............................      75           79,234
Butte-Glenn Community College District (GO)
            2.500%, 08/01/20.............................     550          577,544

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
CALIFORNIA -- (Continued)
California Health Facilities Financing Authority (RB)
 Series C
(currency)  6.500%, 10/01/33
            (Pre-refunded
            @ $100, 10/1/18)............................. $ 1,000    $   1,108,080
California State (GO)
            5.000%, 11/01/16.............................     150          150,000
            5.000%, 02/01/18.............................   1,150        1,210,409
            5.000%, 09/01/18.............................   1,325        1,425,514
            5.000%, 10/01/18.............................     250          269,823
            5.000%, 04/01/19.............................   2,000        2,193,620
            5.500%, 04/01/19.............................   2,605        2,888,163
            5.000%, 09/01/19.............................   1,795        1,996,812
            3.125%, 10/01/19.............................     100          106,200
            5.000%, 10/01/19.............................     500          557,850
            5.000%, 10/01/19.............................   1,000        1,115,700
            4.000%, 11/01/19.............................     135          147,043
            5.000%, 11/01/19.............................     835          934,081
            5.000%, 02/01/20.............................   1,200        1,351,200
            5.250%, 02/01/20.............................     500          566,975
            5.000%, 04/01/20.............................     900        1,018,800
            5.000%, 09/01/20.............................   1,000        1,146,180
            5.000%, 10/01/20.............................   1,375        1,580,287
            5.000%, 10/01/20.............................   4,040        4,643,172
            5.000%, 11/01/20.............................     750          864,315
            5.000%, 12/01/20.............................   1,240        1,432,857
            5.000%, 02/01/21.............................     700          810,684
            5.000%, 04/01/21.............................     475          552,320
            5.000%, 08/01/21.............................     750          879,907
            5.000%, 09/01/21.............................   3,705        4,357,710
            5.000%, 02/01/22.............................   2,195        2,601,733
            5.000%, 04/01/22.............................     500          595,205
            4.000%, 09/01/22.............................     525          602,075
            5.250%, 09/01/22.............................   2,135        2,597,420
            5.250%, 10/01/22.............................   2,380        2,902,600
            5.000%, 12/01/22.............................   1,245        1,506,064
            5.000%, 02/01/23.............................   1,150        1,392,098
            5.000%, 10/01/23.............................     100          122,674
            5.000%, 11/01/23.............................     875        1,075,025
California State (GO) Series A (ETM)
            4.400%, 07/01/18.............................     410          434,444
            5.000%, 07/01/19.............................   1,400        1,550,976
California State (GO) Series B
            5.000%, 09/01/23.............................   2,285        2,798,805
California State Department of Water Resources (RB)
 Series AR
            5.000%, 12/01/22.............................   3,210        3,908,175
            5.000%, 12/01/23.............................     900        1,117,593
California State Department of Water Resources (RB)
 Series AS
            5.000%, 12/01/19.............................     530          594,607
            5.000%, 12/01/22.............................   1,485        1,807,987

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
CALIFORNIA -- (Continued)
California State Department of Water Resources (RB)
 Series AS (ETM)
            5.000%, 12/01/19............................. $    15    $      16,809
            5.000%, 12/01/22.............................      15           18,204
California State Department of Water Resources Power
 Supply Revenue (RB) Series L
            5.000%, 05/01/17.............................     450          459,648
            5.000%, 05/01/18.............................     745          791,272
            5.000%, 05/01/19.............................     925        1,017,861
            5.000%, 05/01/20.............................   3,250        3,692,942
California State Department of Water Resources Power
 Supply Revenue (RB) Series M
            4.000%, 05/01/19.............................     455          489,480
California State Department of Water Resources Power
 Supply Revenue (RB) Series O
            5.000%, 05/01/21.............................   1,500        1,753,695
California State Public Works Board (RB) Series F (ETM)
            5.000%, 10/01/20.............................     500          575,275
California State University (RB) Series A
            2.500%, 11/01/18.............................   1,500        1,549,140
            5.000%, 11/01/18.............................   2,500        2,704,750
            5.000%, 11/01/19.............................   3,000        3,356,910
            5.000%, 11/01/19.............................     450          503,537
            5.000%, 11/01/20.............................     685          790,572
California State University (RB) Series C (AGM)
            5.000%, 11/01/22.............................     100          121,593
California Statewide Communities Dev. Authority (RB)
(currency)  6.000%, 06/01/33
            (Pre-refunded @ $100, 6/1/21)................   1,295        1,574,280
Capistrano Unified School District School Facilities
 Improvement District No. 1 (GO)
            4.000%, 08/01/22.............................     170          193,506
Central Marin Sanitation Agency (RB)
            3.000%, 09/01/18.............................   1,180        1,227,224
            4.000%, 09/01/21.............................   1,425        1,612,302
Chabot-Las Positas Community College District (GO)
            5.000%, 08/01/22.............................     900        1,087,056
            4.000%, 08/01/23.............................   1,970        2,301,275
Chaffey Community College District (GO) Series E
            4.000%, 06/01/22.............................     335          383,511
Chino Hills Financing Authority (RB)
            4.000%, 06/01/18.............................     500          525,195
Chino Valley Unified School District (GO) Series A
            4.000%, 08/01/21.............................     200          225,354

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
CALIFORNIA -- (Continued)
Chula Vista Elementary School District (GO)
            5.000%, 08/01/22............................. $ 1,835    $   2,195,009
City & County of San Francisco (GO) Series A
            4.750%, 06/15/19.............................     545          598,688
            5.000%, 06/15/20.............................   1,715        1,956,078
            5.000%, 06/15/22.............................   2,200        2,655,400
City & County of San Francisco (GO) Series B
            4.000%, 06/15/20.............................     800          884,128
City & County of San Francisco (GO) Series D
            5.000%, 06/15/20.............................   2,000        2,281,140
City & County of San Francisco (GO) Series R1
            5.000%, 06/15/21.............................     470          552,518
City of Long Beach Harbor Revenue (RB) Series B
            5.000%, 05/15/19.............................     250          275,283
City of Long Beach Harbor Revenue (RB) Series C
            5.000%, 11/15/18.............................     500          541,420
City of Los Angeles (GO) Series A
            4.000%, 09/01/18.............................     780          825,341
            5.000%, 09/01/20.............................     445          511,314
City of Los Angeles (GO) Series B
            5.000%, 09/01/19.............................     600          668,166
City of Riverside Water Revenue (RB) Series A
            5.000%, 10/01/18.............................     300          323,907
City of Sacramento Unified School District (GO)
            5.000%, 07/01/18.............................     300          320,025
            5.000%, 07/01/24.............................   1,800        2,229,318
City of San Francisco Public Utilities Commission Water
 Revenue (RB) Series B
            5.000%, 11/01/19.............................     420          469,837
Coachella Valley Unified School District (GO) (BAM)
            4.000%, 08/01/22.............................     825          937,612
Colton Joint Unified School District (GO)
            5.000%, 08/01/21.............................     900        1,050,462
Conejo Valley Unified School District (GO)
            2.000%, 08/01/18.............................   2,350        2,392,981
            4.000%, 08/01/18.............................     115          121,073
Contra Costa CA Transportation Authority (RB) Series B
(currency)  5.000%, 03/01/23
            (Pre-refunded
            @ $100, 3/1/20)..............................     500          564,940

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT        VALUE+
                                                  ------        ------
                                                  (000)
CALIFORNIA -- (Continued)
Contra Costa County Walnut Creek Elementary
 School District (GO)
    1.500%, 09/01/17............................. $   500    $     503,460
Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18.............................     220          237,532
Culver City School Facilities Financing
 Authority (RB) (AGM)
    5.500%, 08/01/26.............................     855        1,131,174
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17.............................     275          281,870
Cupertino Union School District (GO) Series B
    4.000%, 08/01/21.............................     400          453,276
Davis Joint Unified School District (GO)
    5.000%, 08/01/18.............................     420          450,190
Davis Joint Unified School District Community
 Facilities District (ST) (AGM)
    3.000%, 08/15/22.............................   1,000        1,076,450
Davis Joint Unified School District Community
 Facilities District No. 2 (ST) (AGM)
    3.000%, 08/15/19.............................     500          524,275
Dublin Unified School District (GO)
    5.000%, 02/01/19.............................     425          464,121
    5.000%, 08/01/22.............................     875        1,058,479
    5.000%, 08/01/23.............................   1,665        2,055,476
East Side Union High School District (GO)
    4.000%, 08/01/21.............................     600          676,062
East Side Union High School District (GO) Series
 D
    3.000%, 08/01/19.............................     825          869,781
El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21.............................   1,285        1,438,455
Enterprise Elementary School District (GO)
    4.000%, 09/01/19.............................     500          541,420
Fallbrook Union Elementary School District (GO)
 Series A
    5.000%, 08/01/20.............................     200          228,534
Fontana Unified School District (GO)
    5.000%, 08/01/19.............................     600          664,632
    4.000%, 08/01/21.............................   1,585        1,784,377
    4.000%, 08/01/22.............................     875        1,001,691
Fountain Valley Public Finance Authority (RB)
 Series A
    5.000%, 07/01/24.............................     250          309,628
Franklin-Mckinley School District (GO) (ASSURED
 GTY)
    5.000%, 08/01/17.............................     275          283,866

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
CALIFORNIA -- (Continued)
Fresno Unified School District (GO) Series A
 (AGM)
     4.500%, 08/01/20.............................. $   480    $     539,136
Gilroy Unified School District (GO) (AGM)
     4.000%, 08/01/24..............................   2,615        3,057,929
Gilroy Unified School District (GO) Series A
 (ASSURED GTY)
     5.000%, 08/01/18..............................     500          536,120
Grossmont Union High School District (GO) Series
 A
     5.000%, 08/01/18..............................     200          214,448
Hacienda La Puente Unified School District (GO)
 (NATL-RE)
     5.000%, 08/01/23..............................     225          275,168
Huntington Beach Public Financing Authority (RB)
     4.000%, 09/01/18..............................     200          211,626
Jurupa Unified School District (GO) (AGM)
     4.000%, 08/01/18..............................     235          247,958
     5.000%, 08/01/20..............................     725          824,999
Kern High School District (GO) (AGM)
     5.000%, 08/01/19..............................     250          277,650
Kern High School District (GO) Series E
     2.000%, 08/01/19..............................   1,350        1,389,784
     2.000%, 08/01/20..............................   2,435        2,521,516
Lancaster Financing Authority (NATL) (ETM)
     5.250%, 02/01/20..............................     540          612,706
Liberty Union High School District (GO)
     5.000%, 08/01/20..............................     380          435,419
     4.000%, 08/01/21..............................     500          565,605
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20..............................     540          621,119
Long Beach Unified School District (GO)
     5.000%, 08/01/20..............................   1,500        1,719,360
Los Altos Elementary School District (GO)
     4.000%, 08/01/21..............................     250          283,545
Los Angeles Community College District (GO)
 Series C
     5.000%, 08/01/19..............................     950        1,056,162
     5.000%, 08/01/25..............................   1,240        1,573,461
     5.000%, 06/01/26..............................   2,500        3,208,500
Los Angeles Community College District (GO)
 Series G
     5.000%, 08/01/23..............................     650          800,085
Los Angeles Convention & Exhibit Center
 Authority (RB) Series A (ETM)
     4.500%, 08/15/18..............................     300          319,446

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Angeles County Metropolitan Transportation
 Authority (RB) Series A
     5.000%, 07/01/17.............................. $   525    $     540,178
     5.000%, 07/01/17..............................     300          308,652
     5.000%, 07/01/18..............................     665          711,217
     5.000%, 07/01/19..............................   1,000        1,107,840
     5.000%, 07/01/20..............................     580          662,737
     5.000%, 07/01/21..............................     520          610,854
Los Angeles County Metropolitan Transportation
 Authority (RB) Series B
     5.000%, 06/01/19..............................     370          408,665
     5.000%, 06/01/20..............................     500          569,925
     5.000%, 07/01/20..............................     525          599,891
Los Angeles County Metropolitan Transportation
 Authority (RB) Series C
     5.000%, 07/01/20..............................     525          599,891
Los Angeles Department of Water (RB) Series B
     5.000%, 07/01/20..............................     500          570,940
     5.000%, 07/01/22..............................     435          524,410
Los Angeles Department of Water & Power (RB)
 Series A
     5.000%, 07/01/19..............................     370          409,383
     5.000%, 07/01/19..............................   1,195        1,322,196
     5.000%, 07/01/20..............................     600          685,128
     5.000%, 07/01/21..............................   1,650        1,938,288
Los Angeles Department of Water & Power (RB)
 Series D
     4.000%, 07/01/19..............................   1,000        1,080,220
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/19..............................     725          764,744
     3.000%, 07/01/20..............................     790          845,766
     5.000%, 07/01/20..............................     900        1,028,043
     5.000%, 07/01/20..............................     150          171,341
     2.000%, 07/01/22..............................     630          656,447
Los Angeles Unified School District (GO)
 Series A-2
     5.000%, 07/01/21..............................     315          370,037
Los Angeles Unified School District (GO) Series C
     5.000%, 07/01/23..............................   3,050        3,756,837
Los Angeles Unified School District (GO) Series D
     4.000%, 07/01/17..............................     200          204,438
Los Angeles Unified School District (GO) Series I
     5.000%, 07/01/19..............................     750          830,460
Los Angeles Unified School District (GO) Series
 KRY
     5.000%, 07/01/18..............................     750          801,607

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
CALIFORNIA -- (Continued)
Los Rios Community College District (GO)
     5.000%, 08/01/19.............................. $ 2,965    $   3,286,940
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23..............................     510          625,918
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................     450          524,102
     5.000%, 08/01/22..............................     485          578,377
Manhattan Beach Unified School District (GO)
 Series C
     3.500%, 09/01/21..............................   1,185        1,315,990
Manhattan Beach Unified School District (GO)
 Series E
     3.000%, 09/01/22..............................     560          614,908
Mendocino-Lake Community College District (GO)
 Series A (NATL-RE)
     5.000%, 08/01/17..............................     100          103,125
Merced Union High School District (GO) Series A
 (ASSURED GTY)
     4.000%, 08/01/18..............................     250          263,785
Metropolitan Water District of Southern
 California (RB) Series A
     5.000%, 07/01/19..............................   1,090        1,207,240
Montebello Unified School District (GO)
     5.000%, 08/01/20..............................     415          471,747
Moreland School District (GO) Series B
     5.000%, 08/01/21..............................     500          587,870
Moreno Valley Public Financing Authority (RB)
     5.000%, 11/01/20..............................   1,470        1,681,665
Morongo Unified School District (GO)
     3.000%, 08/01/22..............................     480          522,240
Mount Diablo Unified School District (GO)
     3.250%, 08/01/19..............................     500          530,795
New Haven Unified School District (GO) (ASSURED
 GTY)
     5.000%, 08/01/19..............................      95          105,206
New Haven Unified School District (GO) (ETM)
 (ASSURED GTY)
     5.000%, 08/01/19
     Prerefunded...................................      55           61,035
Oakland Joint Powers Financing Authority (RB)
 Series B (ASSURED GTY)
     4.500%, 08/01/18..............................     500          531,890
Oakland Unified School District/ Alameda County
 (GO)
     5.000%, 08/01/20..............................   1,005        1,150,765
Oceanside Unified School District (GO)
     4.000%, 08/01/17..............................     300          307,425

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
CALIFORNIA -- (Continued)
Oxnard Union High School District (GO)
            4.000%, 08/01/21............................. $   320    $     359,779
            4.000%, 08/01/22.............................     500          571,800
Palm Springs Unified School District (GO)
            5.000%, 08/01/19.............................     500          553,425
Peralta Community College District (GO)
            5.000%, 08/01/17.............................     100          103,201
Piedmont unified School District (GO)
            3.000%, 08/01/20.............................     845          907,276
Placentia-Yorba Linda Unified School District (GO)
 Series A
            5.000%, 08/01/18.............................     275          294,866
Plumas Unified School District (GO) (AGM)
            5.250%, 08/01/21.............................     800          936,472
Porterville Unified School District Facilities
 Improvement District (GO) Series B (AGM)
            5.000%, 08/01/18.............................     450          482,589
            5.000%, 08/01/19.............................     325          359,541
Poway Unified School District (GO)
            5.000%, 08/01/19.............................     200          221,370
Rancho Santiago Community College District (GO) (AGM)
            5.250%, 09/01/20.............................     500          578,580
Redlands Financing Authority (RB) Series A
            5.000%, 09/01/22.............................   1,290        1,546,607
Roseville City School District (GO)
            5.000%, 08/01/17.............................     400          412,960
Sacramento Municipal Utility District (RB) Series U (AGM)
            5.000%, 08/15/17.............................     125          129,230
Saddleback Valley Unified School District (GO)
            5.000%, 08/01/22.............................     465          563,654
San Diego County Regional Transportation Commission (RB)
 Series A
            5.000%, 04/01/18.............................     265          280,778
San Diego County Water Authority Financing Corp (RB)
 Series A
(currency)  5.250%, 05/01/23
            (Pre-refunded
            @ $100, 11/1/19).............................   1,395        1,573,448
San Diego County Water Authority Financing Corp. (RB)
            5.000%, 05/01/21.............................     310          362,576
San Diego County Water Authority Financing Corp. (RB)
 Series A
            4.000%, 05/01/17.............................     450          457,542

                                                           FACE
                                                          AMOUNT        VALUE+
                                                          ------        ------
                                                          (000)
CALIFORNIA -- (Continued)
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB)
            5.000%, 05/15/22............................. $   700    $     840,329
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series A
(currency)  5.250%, 05/15/24
            (Pre-refunded
            @ $100, 5/15/20).............................   1,975        2,263,449
(currency)  5.375%, 05/15/34
            (Pre-refunded
            @ $100, 5/15/19).............................     650          722,345
San Diego Public Facilities Financing Authority Sewer
 Revenue (RB) Series B
(currency)  5.500%, 05/15/23
            (Pre-refunded
            @ $100, 5/15/19).............................     500          557,210
San Diego Unified School District (GO) Series C-2 (AGM)
            5.500%, 07/01/21.............................     600          720,228
            5.500%, 07/01/25.............................   2,550        3,351,286
San Diego Unified School District (GO) Series R-3
            5.000%, 07/01/20.............................     200          228,998
            5.000%, 07/01/21.............................   1,705        2,009,701
San Dieguito Union High School District (GO) Series A-2
            5.000%, 08/01/23.............................     490          606,341
San Francisco Bay Area Rapid Transit District (GO)
 Series C
            4.000%, 08/01/19.............................     325          352,154
San Francisco City & County Airport Comm-San Francisco
 International Airport (RB) Series D
(currency)  5.000%, 05/01/23
            (Pre-refunded................................
            @ $100, 5/3/21)..............................     675          790,594
San Francisco Community College District (GO)
            5.000%, 06/15/20.............................   1,500        1,705,695
San Francisco Community College District (GO) Series D
            5.000%, 06/15/20.............................     600          682,278
San Francisco Municipal Transportation Agency
 (RB) Series A
            5.000%, 03/01/20.............................     860          972,608
San Francisco Unified School District (GO)
            5.000%, 06/15/20.............................     725          827,196
            5.000%, 06/15/21.............................     230          270,041
San Francisco Unified School District (GO) Series F&C
            2.000%, 06/15/22.............................   1,580        1,644,954

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
CALIFORNIA -- (Continued)
San Jose Evergreen Community College District
 (GO)
     5.000%, 09/01/21.............................. $ 1,750    $   2,067,310
San Juan Unified School District (GO)
     5.000%, 08/01/22..............................     800          962,824
San Mateo County Community College District (GO)
     4.000%, 09/01/18..............................     700          740,691
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..............................   1,500        1,697,565
Santa Ana Unified School District (GO) Series A
     5.000%, 08/01/18..............................     275          294,866
Santa Cruz City High School District (GO)
     4.000%, 08/01/22..............................     715          820,656
Santa Monica Community College District (GO)
 Series A
     5.000%, 08/01/22..............................     225          271,485
Santa Monica Public Financing Authority (RB)
 Series B
     4.000%, 12/01/19..............................     175          191,263
Saugus Union School District (GO) (NATL-RE FGIC)
     5.250%, 08/01/17..............................     500          517,125
South San Francisco Unified School District (GO)
 Series G (ETM)
     3.500%, 07/01/18..............................   5,600        5,846,120
Southern California Public Power Authority (RB)
     5.000%, 07/01/18..............................     150          160,271
     5.000%, 07/01/18..............................     250          267,118
     4.000%, 07/01/19..............................     575          620,655
Standard Elementary School District (GO) Series A
     4.000%, 08/01/24..............................     240          279,134
Stockton Unified School District (GO) (AGM)
     5.000%, 07/01/20..............................     150          170,240
Sweetwater Union High School District (GO) (ETM)
     5.000%, 01/01/18..............................   1,200        1,258,548
Tahoe Forest Hospital District (GO)
     4.000%, 08/01/20..............................     295          324,695
Val Verde Unified School District (GO) Series B
 (AGM)
     3.000%, 08/01/17..............................     200          203,484
Vista Unified School District (GO)
     5.000%, 08/01/19..............................     200          221,716
West Contra Costa Unified School District (GO)
     5.000%, 08/01/21..............................     430          504,480

                                                     FACE
                                                    AMOUNT        VALUE+
                                                    ------        ------
                                                    (000)
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO)
 (AGM)
     5.000%, 08/01/17.............................. $   195    $     201,273
     5.000%, 08/01/18..............................   1,145        1,227,715
West Contra Costa Unified School District (GO)
 (ASSURED GTY)
     5.000%, 08/01/17..............................     175          180,630
West Contra Costa Unified School District (GO)
 Series B
     6.000%, 08/01/20..............................   1,475        1,738,199
West Covina Unified School District (GO) (AGM)
     5.000%, 08/01/21..............................     385          450,523
Western Riverside County Regional Wastewater
 Authority (RB) (ASSURED GTY)
     5.000%, 09/01/19..............................     250          276,333
Westside Union School District (GO) Series A
     3.000%, 08/01/21..............................     300          324,972
     4.000%, 08/01/23..............................     700          811,846
Whittier Union High School District (GO) Series C
     2.000%, 08/01/19..............................     645          664,898
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20..............................     165          175,841
Yolo County Washington Unified School District
 (GO)
     4.000%, 08/01/19..............................     450          486,707
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19..............................     395          425,320
Yuba Community College District (GO) Series B
     4.000%, 08/01/21..............................     355          401,580
Yuba Community College District (GO) Series C
     5.000%, 08/01/17..............................     240          247,776
                                                               -------------
TOTAL MUNICIPAL BONDS..............................              252,003,939
                                                               -------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $246,305,436)..............................             $ 252,003,939
                                                               =============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -----------------------------------------
                              LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                              ------- ------------ ------- ------------
         Municipal Bonds.....   --    $252,003,939   --    $252,003,939
                                --    ------------   --    ------------
         TOTAL...............   --    $252,003,939   --    $252,003,939
                                ==    ============   ==    ============

                See accompanying Notes to Financial Statements.

                        DFA NY MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
MUNICIPAL BONDS -- (100.0%)
NEW YORK -- (100.0%)
Albany County (BAN)
            2.000%, 05/25/17............................. $  400 $  403,104
Albany County (GO) Series B
            4.000%, 11/01/17.............................    500    516,020
Albany Industrial Development Agency (RB) Series E
(currency)  5.250%, 11/15/22
            (Pre-Refunded
            @ $100, 11/15/17)............................    860    899,852
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
            3.000%, 11/01/18.............................    200    208,122
            2.250%, 08/15/23.............................    290    303,021
Arlington Central School District (GO) (ST AID WITHHLDG)
            4.000%, 12/15/16.............................    100    100,393
Arlington Central School District (GO) Series B (ST AID
 WITHHLDG)
            4.000%, 12/15/17.............................    300    310,821
Babylon Union Free School District (GO) (ST AID WITHHLDG)
            2.000%, 06/15/17.............................    500    503,960
            2.000%, 06/15/20.............................    290    297,769
Bethpage Union Free School District (GO) (ST AID
 WITHHLDG)
            4.000%, 02/01/18.............................    275    285,874
Brewster Central School District (BAN) (ST AID WITHHLDG)
            1.500%, 07/14/17.............................    400    402,144
Brewster Central School District (GO) (ST AID WITHHLDG)
            2.000%, 10/01/19.............................    100    102,658
Cheektowaga Central School District (GO) (ST AID
 WITHHLDG)
            3.000%, 12/01/16.............................    250    250,455
Churchville-Chili Central School District (GO) (ST AID
 WITHHLDG)
            3.000%, 06/15/17.............................    350    354,921
City of New York (GO) Series 1
            3.000%, 08/01/17.............................    350    356,016
City of New York (GO) Series A
            5.000%, 08/01/23.............................  1,200  1,458,120
            5.000%, 08/01/24.............................    620    763,307
            5.000%, 08/01/25.............................    220    273,900
City of New York (GO) Series B
            5.000%, 08/01/17.............................    100    103,201
            5.000%, 08/01/17.............................    930    959,769
            5.000%, 08/01/18.............................    185    198,063
            5.000%, 08/01/18.............................    115    123,120
            5.000%, 08/01/21.............................  1,000  1,167,680
City of New York (GO) Series E
            5.000%, 08/01/17.............................    150    154,802

                                                           FACE
                                                          AMOUNT  VALUE+
                                                          ------  ------
                                                          (000)
NEW YORK -- (Continued)
City of New York (GO) Series F
            5.000%, 08/01/17.............................   $500 $516,005
City of New York (GO) Series F-1
            3.000%, 06/01/17.............................    775  785,439
City of New York (GO) Series G
            5.000%, 08/01/17.............................    750  774,007
City of New York (GO) Series I-Subseries 1-I
            5.000%, 03/01/22.............................    265  313,360
City of Rochester (GO) Series I
            5.000%, 08/15/17.............................    160  165,338
County Of Cattaraugus (GO) (ASSURED GTY)
            4.000%, 09/15/17.............................    250  257,048
County of Columbia (GO) Series A (AGM)
            2.000%, 02/01/19.............................    275  280,717
County of Onondaga (GO)
            5.000%, 05/15/19.............................    115  126,661
East Islip Union Free School District (GO) (ST AID
 WITHHLDG)
            5.000%, 06/15/17.............................    100  102,653
            4.000%, 07/01/19.............................    240  258,660
Erie County Industrial Dev. Agency/ The (RB) Series A
 (AGM) (ST AID WITHHLDG)
(currency)  5.750%, 05/01/18
            (Pre-refunded
            @ $100, 5/1/17)..............................    500  512,515
Haverstraw-Stony Point Central School District (GO) (ST
 AID WITHHLDG)
            3.000%, 08/15/22.............................    200  217,948
            3.000%, 08/15/23.............................    360  393,725
Herricks Union Free School District (GO) (ST AID
 WITHHLDG)
            4.000%, 06/15/21.............................    150  168,807
Homer Central School District (GO) (ST AID WITHHLDG)
            2.000%, 03/15/17.............................    210  211,021
Lindenhurst Union Free School District (GO) (ST AID
 WITHHLDG)
            2.250%, 09/01/23.............................    195  202,012
Liverpool Central School District (GO) (ST AID WITHHLDG)
            4.000%, 06/15/18.............................    150  157,520
Long Beach City School District (GO) (ST AID WITHHLDG)
            3.000%, 05/01/17.............................    125  126,435
Metropolitan Transportation Authority (RB) Series B
(currency)  5.000%, 11/15/20
            (Pre-refunded
            @ $100, 11/15/17)............................    750  782,827

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
Metropolitan Transportation Authority (RB) Series B-2
            5.000%, 11/01/16............................. $  750 $  750,000
Metropolitan Transportation Authority (RB) Series C
            4.000%, 11/15/17.............................    730    753,681
Middletown City School District (GO) (ST AID WITHHLDG)
            5.000%, 09/15/24.............................    130    160,922
New Rochelle City School District (GO) (ST AID WITHHLDG)
            4.000%, 06/01/18.............................    475    498,246
            4.000%, 06/01/20.............................    300    329,883
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series F-1
(currency)  5.000%, 05/01/24
            (Pre-refunded
            @ $100, 5/1/18)..............................    750    796,357
New York City Transitional Finance Authority Future Tax
 Secured Revenue (RB) Series G (ETM)
            5.000%, 11/01/17.............................    250    260,405
New York City Water & Sewer System (RB) Series AA
(currency)  5.000%, 06/15/20
            (Pre-refunded
            @ $100, 6/15/18).............................    750    799,987
New York State (GO) Series A
            4.000%, 03/01/17.............................    320    323,533
            4.000%, 03/01/18.............................    100    104,217
New York State (GO) Series C
            5.000%, 04/15/22.............................    600    719,232
New York State Dormitory Authority (RB)
(currency)  5.000%, 07/01/27
            (Pre-refunded
            @ $100, 7/1/17)..............................    700    719,859
New York State Dormitory Authority (RB) Series A
            3.000%, 03/15/17.............................    250    252,165
            5.000%, 03/15/17.............................    250    253,983
            5.000%, 03/15/17.............................    800    812,776
            5.000%, 02/15/18.............................    525    553,229
            5.000%, 03/15/18.............................    100    105,668
            5.000%, 07/01/20.............................    395    449,514
            5.000%, 10/01/22.............................    475    577,092
            4.000%, 12/15/22.............................    100    114,999
            5.000%, 03/15/23.............................    650    792,044
            5.000%, 03/15/23.............................    200    243,706
New York State Dormitory Authority (RB) Series B
            5.000%, 03/15/17.............................    400    406,372
            5.000%, 02/15/20.............................  2,075  2,333,068
            5.000%, 02/15/22.............................  1,000  1,184,380
            5.000%, 02/15/24.............................    455    558,490
            5.000%, 02/15/25.............................    550    683,903

                                                           FACE
                                                          AMOUNT   VALUE+
                                                          ------   ------
                                                          (000)
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C
            4.000%, 03/15/18............................. $  200 $  208,624
New York State Dormitory Authority (RB) Series C (ST AID
 WITHHLDG)
(currency)  7.250%, 10/01/28
            (Pre-refunded
            @ $100, 10/1/18).............................    815    913,493
New York State Environmental Facilities Corp. (RB)
 Series A
            5.000%, 12/15/17.............................    250    261,820
            5.250%, 12/15/18.............................    260    283,371
New York State Housing Finance Agency (RB) Series A
(currency)  4.000%, 09/15/18
            (Pre-refunded
            @ $100, 9/15/17).............................    300    308,511
New York State Thruway Authority (RB) Series A
            5.000%, 03/15/18.............................    475    501,923
            5.000%, 03/15/18.............................    350    369,838
New York State Thruway Authority (RB) Series B
(currency)  5.000%, 04/01/27
            (Pre-refunded
            @ $100, 10/1/17).............................  1,500  1,558,185
New York State Thruway Authority Highway & Bridge Trust
 Fund (RB) Series A
(currency)  5.000%, 04/01/25
            (Pre-refunded
            @ $100, 4/1/17)..............................    735    748,068
New York State Thruway Authority Highway & Bridge Trust
 Fund (RB) Series B
(currency)  5.000%, 04/01/22
            (Pre-Refunded
            @ $100, 10/1/18).............................    415    447,494
New York State Urban Dev. Corp. (RB) Series A-1
            5.000%, 12/15/16.............................    550    552,882
New York State Urban Development Corp. (RB)
(currency)  5.000%, 12/15/19
            (Pre-refunded
            @ $100, 12/15/17)............................    295    308,912
(currency)  5.000%, 12/15/25
            (Pre-refunded
            @ $100, 12/15/17)............................    130    136,131
New York State Urban Development Corp. (RB) Series A
            5.000%, 03/15/19.............................    300    327,921
New York State Urban Development Corp. (RB) Series A-1
            5.000%, 12/15/17.............................    115    120,423

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB)
 Series B-1
    5.000%, 03/15/17.............................   $150 $152,390
New York State Urban Development Corp. (RB)
 Series C
    5.000%, 12/15/16.............................    210  211,100
Niagara County (GO) Series B
    2.000%, 12/15/17.............................    415  420,615
North Shore Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 12/15/22.............................    285  296,010
    2.000%, 12/15/23.............................    550  568,870
North Tonawanda City School District (GO) (ST
 AID WITHHLDG)
    4.000%, 09/15/21.............................    650  729,553
Oceanside Union Free School District (GO) (ST
 AID WITHHLDG)
    2.500%, 07/01/23.............................    520  547,430
Oneida County (GO)
    4.000%, 04/01/17.............................    200  202,662
Penfield Central School District (GO) (ASSURED
 GTY) (ST AID WITHHLDG)
    3.750%, 06/15/19.............................    350  374,699
Pittsford Central School District (GO) Series B
 (ST AID WITHHLDG)
    4.000%, 12/15/17.............................    100  103,618
Port Authority of New York & New Jersey (RB)
    5.000%, 12/01/17.............................    750  783,562
Port Authority of New York & New Jersey (RB)
 (AGM)
    5.000%, 08/15/17.............................    260  268,570
Port Washington Union Free School District (GO)
 (ST AID WITHHLDG)
    4.000%, 07/01/17.............................    250  255,448
Ramapo Central School District (GO) (ST AID
 WITHHLDG)
    4.000%, 10/15/17.............................    140  144,339
Riverhead Central School District (GO) (ST AID
 WITHHLDG)
    3.000%, 03/15/22.............................    120  129,956
    2.000%, 10/15/22.............................    280  288,585
Sachem Central School District (GO) (ST AID
 WITHHLDG)
    5.000%, 10/15/19.............................    200  222,888
Saratoga Springs City School District (GO) (ST
 AID WITHLDG)
    5.000%, 06/15/17.............................    275  282,312
Schenectady County (GO)
    5.000%, 06/15/25.............................    140  176,883
Sewanhaka Central High School District of Elmont
 (GO) (ST AID WITHHLDG)
    3.000%, 07/15/23.............................    590  644,628

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
NEW YORK -- (Continued)
South Huntington Union Free School District (GO)
 (ST AID WITHHLDG)
    4.000%, 09/01/17.............................   $150 $154,077
South Orangetown Central School District (GO)
 (ST AID WITHHLDG)
    5.000%, 12/01/16.............................    535  536,814
    5.000%, 12/01/17.............................    595  622,090
Spencerport Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 06/15/21.............................    500  516,085
Sullivan County (GO)
    4.000%, 07/15/17.............................    485  496,116
Taconic Hills Central School District at
 Craryville (GO) (ST AID WITHHLDG)
    5.000%, 06/15/20.............................    100  113,675
    4.000%, 06/15/22.............................    250  285,280
Town of Babylon (GO)
    3.000%, 07/01/25.............................    375  411,251
Town of Brookhaven (GO)
    4.000%, 11/15/17.............................    100  103,360
Town of Brookhaven (GO) Series A
    3.000%, 02/01/18.............................    180  184,892
    3.000%, 03/15/22.............................    650  712,049
Town of Cheektowaga (GO)
    5.000%, 07/15/23.............................    265  323,907
Town of Clarence (GO)
    2.000%, 08/01/18.............................    325  331,513
    2.250%, 08/01/24.............................    210  220,059
Town of Hempstead (GO) Series A
    4.000%, 04/15/18.............................    350  366,009
Town of Huntington (GO)
    2.000%, 12/01/23.............................    220  228,411
Town of LaGrange (GO)
    4.000%, 03/01/18.............................    270  281,351
    4.000%, 03/01/19.............................    280  299,477
    4.000%, 03/01/20.............................    220  240,788
Town of Orangetown (GO) Series A
    2.000%, 02/01/18.............................    180  182,668
Triborough Bridge & Tunnel Authority (RB)
 Series A
    3.000%, 11/15/17.............................     50   51,156
    5.000%, 11/15/18.............................    140  151,509
Triborough Bridge & Tunnel Authority (RB)
 Series B
    3.000%, 11/15/16.............................    500  500,405
    4.000%, 11/15/17.............................    270  279,015
    5.000%, 11/15/18.............................    315  340,896
    5.000%, 11/15/22.............................    190  229,685
Triborough Bridge & Tunnel Authority (RB)
 Series C
    3.000%, 11/15/16.............................    100  100,081
    4.000%, 11/15/18.............................    100  106,211
Tuckahoe Union Free School District (GO) (ST AID
 WITHHLDG)
    5.000%, 07/15/19.............................    145  160,002
    5.000%, 07/15/21.............................    230  267,987

DFA NY MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
NEW YORK -- (Continued)
Ulster County (GO)
    2.000%, 11/15/22.............................   $240 $248,021
Union Free School District Of The Tarrytowns
 (GO) Series A (ST AID WITHHLDG)
    5.000%, 01/15/18.............................    250  262,543
Vestal Central School District (GO) (AGM) (ST
 AID WITHHLDG)
    3.750%, 06/15/19.............................    150  160,586
Village of Hastings-on-Hudson (GO)
    4.000%, 11/01/17.............................    125  129,005
Wantagh Union Free School District (GO) (ST AID
 WITHHLDG)
    2.000%, 11/15/22.............................    250  259,533

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
NEW YORK -- (Continued)
West Irondequoit Central School District (GO)
 (ST AID WITHHLDG)
    4.500%, 06/15/18.............................   $125 $   132,268
White Plains City School District (GO) Series B
 (ST AID WITHHLDG)
    3.750%, 05/15/18.............................    100     104,440
Yorktown Central School District (GO) (ST AID
 WITHHLDG)
    2.000%, 07/01/21.............................    400     414,276
                                                         -----------
TOTAL MUNICIPAL BONDS............................         56,746,706
                                                         -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $56,139,183).............................         $56,746,706
                                                         ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------
                               LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                               -------  ----------- ------- -----------
Municipal Bonds...............   --     $56,746,706   --    $56,746,706
                                 --     -----------   --    -----------
TOTAL.........................   --     $56,746,706   --    $56,746,706
                                 ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                               DFA
                                                                           DFA TWO-YEAR    SELECTIVELY  DFA FIVE-YEAR
                                                           DFA ONE-YEAR    GLOBAL FIXED   HEDGED GLOBAL GLOBAL FIXED
                                                           FIXED INCOME       INCOME      FIXED INCOME     INCOME
                                                            PORTFOLIO*      PORTFOLIO       PORTFOLIO    PORTFOLIO*
                                                          --------------  --------------  ------------- --------------
ASSETS:
Investments at Value (including $67,262, $84,207,
 $7,299 and $71,913 of securities on loan,
 respectively)........................................... $    6,936,108  $    4,701,476  $    977,443  $   12,482,538
Temporary Cash Investments at Value & Cost...............         72,578              --            --              --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $59,728, $85,945,
 $7,480 and $59,256).....................................         59,734          85,955         7,480          59,265
Foreign Currencies at Value..............................             --               2            --              96
Cash.....................................................              1          40,733        21,712          36,875
Receivables:
  Investment Securities Sold.............................         10,005          38,547         1,842          61,404
  Interest...............................................         24,829          18,684         6,672          72,131
  Securities Lending Income..............................             12              18             2              46
  Fund Shares Sold.......................................         12,794           2,118           161           9,233
Unrealized Gain on Forward Currency Contracts............             --           1,688            15           1,522
Prepaid Expenses and Other Assets........................             94              37             7             121
                                                          --------------  --------------  ------------  --------------
     Total Assets........................................      7,116,155       4,889,258     1,015,334      12,723,231
                                                          --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................         59,724          85,941         7,479          59,242
  Investment Securities Purchased........................         62,805          73,489        15,048          52,999
  Fund Shares Redeemed...................................          6,295           3,903         2,163          10,115
  Due to Advisor.........................................            883             596           126           2,655
Unrealized Loss on Forward Currency Contracts............             --              91         1,699              22
Accrued Expenses and Other Liabilities...................            659             481            68             823
                                                          --------------  --------------  ------------  --------------
     Total Liabilities...................................        130,366         164,501        26,583         125,856
                                                          --------------  --------------  ------------  --------------
NET ASSETS............................................... $    6,985,789  $    4,724,757  $    988,751  $   12,597,375
                                                          ==============  ==============  ============  ==============
Institutional Class Shares -- based on net assets of
 $6,985,789; $4,724,757; $988,751 and
 $12,597,375 and shares outstanding of
 677,650,581; 473,165,461; 101,671,044 and
 1,128,868,826, respectively............................. $        10.31  $         9.99  $       9.72  $        11.16
                                                          ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED..............................  2,000,000,000   2,000,000,000   300,000,000   3,300,000,000
                                                          ==============  ==============  ============  ==============
Investments at Cost...................................... $    6,934,857  $    4,705,424  $    971,264  $   12,371,442
                                                          ==============  ==============  ============  ==============
Foreign Currencies at Cost............................... $           --  $            2  $         --  $          103
                                                          ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    6,984,436  $    4,714,606  $  1,045,547  $   12,359,036
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................           (306)         13,495        13,093          77,932
Accumulated Net Realized Gain (Loss).....................            402            (995)      (74,384)         47,820
Net Unrealized Foreign Exchange Gain (Loss)..............             --           1,589        (1,684)          1,489
Net Unrealized Appreciation (Depreciation)...............          1,257          (3,938)        6,179         111,098
                                                          --------------  --------------  ------------  --------------
NET ASSETS                                                $    6,985,789  $    4,724,757  $    988,751  $   12,597,375
                                                          ==============  ==============  ============  ==============

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             DFA WORLD EX                   DFA
                                                                 U.S.       DFA SHORT-  INTERMEDIATE   DFA SHORT-
                                                              GOVERNMENT       TERM      GOVERNMENT   TERM EXTENDED
                                                             FIXED INCOME   GOVERNMENT  FIXED INCOME     QUALITY
                                                              PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                             ------------  ------------ ------------ --------------
ASSETS:
Investments at Value (including $0, $0, $0 and $93,099 of
 securities on loan, respectively).......................... $    750,949  $  2,082,010 $  3,762,165 $    4,673,719
Temporary Cash Investments at Value & Cost..................           --         4,943        9,385             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $0 and $95,073)...........           --            --           --         95,087
Foreign Currencies at Value.................................        1,477            --           --             --
Cash........................................................       12,682            --           --         48,530
Receivables:
  Investment Securities Sold................................           --        20,354           --          1,014
  Interest..................................................        7,753        10,909       41,077         29,893
  Securities Lending Income.................................           --            --           --             38
  Fund Shares Sold..........................................          573         2,212        2,542          2,768
Unrealized Gain on Forward Currency Contracts...............        6,323            --           --             --
Unrealized Gain on Foreign Currency Contracts...............           13            --           --             --
Prepaid Expenses and Other Assets...........................           32            28           31             83
                                                             ------------  ------------ ------------ --------------
     Total Assets...........................................      779,802     2,120,456    3,815,200      4,851,132
                                                             ------------  ------------ ------------ --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --            --           --         95,071
  Investment Securities Purchased...........................        4,920        22,129           --         28,579
  Fund Shares Redeemed......................................          371         3,364        2,945          2,968
  Due to Advisor............................................           54           301          322            744
Unrealized Loss on Forward Currency Contracts...............        1,717            --           --             --
Unrealized Loss on Foreign Currency Contracts...............            1            --           --             --
Accrued Expenses and Other Liabilities......................           75           152          297            300
                                                             ------------  ------------ ------------ --------------
     Total Liabilities......................................        7,138        25,946        3,564        127,662
                                                             ------------  ------------ ------------ --------------
NET ASSETS.................................................. $    772,664  $  2,094,510 $  3,811,636 $    4,723,470
                                                             ============  ============ ============ ==============
Institutional Class Shares -- based on net assets of
 $772,664; $2,094,510; $3,811,636 and $4,723,470 and
 shares outstanding of 74,515,140; 194,807,547;
 296,450,351 and 433,447,231, respectively.................. $      10.37  $      10.75 $      12.86 $        10.90
                                                             ============  ============ ============ ==============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000   500,000,000  700,000,000  1,500,000,000
                                                             ============  ============ ============ ==============
Investments at Cost......................................... $    765,760  $  2,072,621 $  3,655,357 $    4,634,284
                                                             ============  ============ ============ ==============
Foreign Currencies at Cost.................................. $      1,463  $         -- $         -- $           --
                                                             ============  ============ ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    768,151  $  2,077,443 $  3,685,696 $    4,683,514
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................       13,677         2,278        9,702          1,116
Accumulated Net Realized Gain (Loss)........................        1,297         5,400        9,430           (609)
Net Unrealized Foreign Exchange Gain (Loss).................        4,336            --           --             --
Net Unrealized Appreciation (Depreciation)..................      (14,797)        9,389      106,808         39,449
                                                             ------------  ------------ ------------ --------------
NET ASSETS.................................................. $    772,664  $  2,094,510 $  3,811,636 $    4,723,470
                                                             ============  ============ ============ ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  DFA
                                                             INTERMEDIATE-                                    DFA
                                                             TERM EXTENDED  DFA TARGETED        DFA       DIVERSIFIED
                                                                QUALITY        CREDIT       INVESTMENT    FIXED INCOME
                                                               PORTFOLIO     PORTFOLIO    GRADE PORTFOLIO  PORTFOLIO
                                                             -------------- ------------  --------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --           --              --  $     87,552
Investments at Value (including $34,016, $4,213,
 $228,029 and $0 of securities on loan, respectively)....... $    1,395,051 $    350,009  $    6,120,420  $     21,733
Temporary Cash Investments at Value & Cost..................             --           --              --         2,103
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $34,829, $4,304, $233,138
 and $0)....................................................         34,834        4,305         233,173            --
Cash........................................................          8,718        4,438          34,432            --
Receivables:
  Investment Securities Sold................................             --           --           2,214            --
  Interest..................................................         13,265        3,011          53,752            72
  Securities Lending Income.................................             19            2              97            --
  Fund Shares Sold..........................................          1,421          464           5,982         3,483
  From Advisor..............................................             --           --              --            18
Unrealized Gain on Forward Currency Contracts...............             --           12              --            --
Deferred Offering Costs.....................................             --           --              --            49
Prepaid Expenses and Other Assets...........................             20            9              85            38
                                                             -------------- ------------  --------------  ------------
     Total Assets...........................................      1,453,328      362,250       6,450,155       115,048
                                                             -------------- ------------  --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         34,829        4,304         233,130            --
  Investment Securities Purchased...........................          3,519        1,247          18,820         1,868
  Fund Shares Redeemed......................................            609           46           3,171           605
  Due to Advisor............................................            228           41             815            --
Accrued Expenses and Other Liabilities......................            102           33             430            14
                                                             -------------- ------------  --------------  ------------
     Total Liabilities......................................         39,287        5,671         256,366         2,487
                                                             -------------- ------------  --------------  ------------
NET ASSETS.................................................. $    1,414,041 $    356,579  $    6,193,789  $    112,561
                                                             ============== ============  ==============  ============
Institutional Class Shares -- based on net assets of
 $1,414,041; $356,579; $6,193,789 and $112,561 and
 shares outstanding of 128,847,610; 35,359,954;
 560,886,049 and 11,342,469, respectively................... $        10.97 $      10.08  $        11.04  $       9.92
                                                             ============== ============  ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  100,000,000   1,000,000,000   100,000,000
                                                             ============== ============  ==============  ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           -- $         --  $           --  $     88,073
                                                             -------------- ------------  --------------  ------------
Investments at Cost......................................... $    1,365,354 $    347,495  $    6,004,091  $     21,700
                                                             ============== ============  ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,381,643 $    353,534  $    6,067,367  $    113,032
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................            339          647          17,273            17
Accumulated Net Realized Gain (Loss)........................          2,357         (119)         (7,215)           --
Net Unrealized Foreign Exchange Gain (Loss).................             --            2              --            --
Net Unrealized Appreciation (Depreciation)..................         29,702        2,515         116,364          (488)
                                                             -------------- ------------  --------------  ------------
NET ASSETS.................................................. $    1,414,041 $    356,579  $    6,193,789  $    112,561
                                                             ============== ============  ==============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                           DFA INFLATION-  DFA SHORT-
                                                                             PROTECTED    DURATION REAL DFA MUNICIPAL
                                                               DFA LTIP      SECURITIES      RETURN      REAL RETURN
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                             ------------  -------------- ------------- -------------
ASSETS:
Investments at Value (including $0, $0, $53,250 and $0 of
 securities on loan, respectively).......................... $     60,576   $  3,498,983  $    904,342  $    456,773
Temporary Cash Investments at Value & Cost..................           --          8,580            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $54,373 and $0)...........           --             --        54,382            --
Cash........................................................          283             --         7,044         7,079
Receivables:
  Investment Securities Sold................................           --             --         2,835            --
  Interest..................................................          108          7,409         5,775         4,647
  Securities Lending Income.................................           --             --            21            --
  Fund Shares Sold..........................................        2,309          4,720           967           578
Unrealized Gain on Swap Contracts...........................           --             --         5,163         5,885
Prepaid Expenses and Other Assets...........................            4             34            20            20
                                                             ------------   ------------  ------------  ------------
     Total Assets...........................................       63,280      3,519,726       980,549       474,982
                                                             ------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --             --        54,372            --
  Investment Securities Purchased...........................           --             --         3,021            --
  Fund Shares Redeemed......................................           --          5,121           254           123
  Due to Advisor............................................            4            298           154            80
  Due to Broker.............................................           --             --            --            24
Unrealized Loss on Swap Contracts...........................           --             --         7,721           712
Accrued Expenses and Other Liabilities......................            9            240            71            58
                                                             ------------   ------------  ------------  ------------
     Total Liabilities......................................           13          5,659        65,593           997
                                                             ------------   ------------  ------------  ------------
NET ASSETS.................................................. $     63,267   $  3,514,067  $    914,956  $    473,985
                                                             ============   ============  ============  ============
Institutional Class Shares -- based on net assets of
 $63,267; $3,514,067; $914,956 and $473,985 and shares
 outstanding of 6,450,541; 290,706,576; 91,356,967 and
 47,719,094, respectively................................... $       9.81   $      12.09  $      10.02  $       9.93
                                                             ============   ============  ============  ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000    500,000,000   500,000,000   100,000,000
                                                             ============   ============  ============  ============
Investments at Cost......................................... $     55,749   $  3,358,414  $    898,796  $    454,098
                                                             ============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $     58,609   $  3,360,465  $    914,381  $    467,656
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          187          5,799        10,452            97
Accumulated Net Realized Gain (Loss)........................         (356)         7,234       (12,874)       (1,616)
Net Unrealized Appreciation (Depreciation)..................        4,827        140,569         2,997         7,848
                                                             ------------   ------------  ------------  ------------
NET ASSETS.................................................. $     63,267   $  3,514,067  $    914,956  $    473,985
                                                             ============   ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                          DFA
                                                                        DFA SHORT-   INTERMEDIATE-  DFA CALIFORNIA
                                                                           TERM           TERM        SHORT-TERM
                                                       DFA MUNICIPAL    MUNICIPAL      MUNICIPAL      MUNICIPAL
                                                       BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO BOND PORTFOLIO
                                                       -------------- -------------- -------------- --------------
ASSETS:
Investments at Value..................................  $    217,076   $  2,078,611   $  1,246,326   $    868,650
Cash..................................................           819            463          4,478          1,102
Receivables:
  Interest............................................         2,424         25,591         14,274         10,044
  Fund Shares Sold....................................           487          1,407            801            931
Prepaid Expenses and Other Assets.....................            10             45             19              7
                                                        ------------   ------------   ------------   ------------
     Total Assets.....................................       220,816      2,106,117      1,265,898        880,734
                                                        ------------   ------------   ------------   ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed................................            44          1,636            965            324
  Due to Advisor......................................            28            356            201            149
Accrued Expenses and Other Liabilities................            23            144             85             52
                                                        ------------   ------------   ------------   ------------
     Total Liabilities................................            95          2,136          1,251            525
                                                        ------------   ------------   ------------   ------------
NET ASSETS............................................  $    220,721   $  2,103,981   $  1,264,647   $    880,209
                                                        ============   ============   ============   ============
Institutional Class Shares -- based on net assets of
 $220,721; $2,103,981; $1,264,647 and $880,209 and
 shares outstanding of 21,595,169; 206,015,942;
 123,388,118 and 85,202,824, respectively.............  $      10.22   $      10.21   $      10.25   $      10.33
                                                        ============   ============   ============   ============
NUMBER OF SHARES AUTHORIZED...........................   100,000,000    500,000,000    500,000,000    300,000,000
                                                        ============   ============   ============   ============
Investments at Cost...................................  $    215,174   $  2,066,199   $  1,223,558   $    862,797
                                                        ============   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................  $    218,785   $  2,091,384   $  1,241,644   $    874,259
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income).....................            38            289            332            110
Accumulated Net Realized Gain (Loss)..................            (4)          (104)           (97)           (13)
Net Unrealized Appreciation (Depreciation)............         1,902         12,412         22,768          5,853
                                                        ------------   ------------   ------------   ------------
NET ASSETS............................................  $    220,721   $  2,103,981   $  1,264,647   $    880,209
                                                        ============   ============   ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        DFA CALIFORNIA
                                                                                        INTERMEDIATE-
                                                                                             TERM          DFA NY
                                                                                          MUNICIPAL      MUNICIPAL
                                                                                        BOND PORTFOLIO BOND PORTFOLIO
                                                                                        -------------- --------------
ASSETS:
Investments at Value...................................................................  $    252,004   $     56,747
Cash...................................................................................         1,029            335
Receivables:
  Interest.............................................................................         2,913            630
  Fund Shares Sold.....................................................................            46             --
Prepaid Expenses and Other Assets......................................................            12              6
                                                                                         ------------   ------------
     Total Assets......................................................................       256,004         57,718
                                                                                         ------------   ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................            --            102
  Fund Shares Redeemed.................................................................            53             21
  Due to Advisor.......................................................................            41              7
Accrued Expenses and Other Liabilities.................................................            17              7
                                                                                         ------------   ------------
     Total Liabilities.................................................................           111            137
                                                                                         ------------   ------------
NET ASSETS.............................................................................  $    255,893   $     57,581
                                                                                         ============   ============
Institutional Class Shares -- based on net assets of $255,893 and $57,581 and shares
 outstanding of 24,100,720 and 5,618,613, respectively.................................  $      10.62   $      10.25
                                                                                         ============   ============
NUMBER OF SHARES AUTHORIZED............................................................   100,000,000    100,000,000
                                                                                         ============   ============
Investments at Cost....................................................................  $    246,305   $     56,139
                                                                                         ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................  $    250,151   $     56,963
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).            55             10
Accumulated Net Realized Gain (Loss)...................................................           (12)            --
Net Unrealized Appreciation (Depreciation).............................................         5,699            608
                                                                                         ------------   ------------
NET ASSETS.............................................................................  $    255,893   $     57,581
                                                                                         ============   ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)


                                                                                       DFA
                                                                                   SELECTIVELY
                                                            DFA ONE-    DFA TWO-      HEDGED     DFA FIVE-
                                                           YEAR FIXED YEAR GLOBAL  GLOBAL FIXED YEAR GLOBAL
                                                             INCOME   FIXED INCOME    INCOME    FIXED INCOME
                                                           PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                           ---------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends...............................................  $   202          --           --            --
  Interest................................................   62,005     $47,066      $18,328      $221,281
  Income from Securities Lending..........................      132         134           25           655
                                                            -------     -------      -------      --------
     Total Investment Income..............................   62,339      47,200       18,353       221,936
                                                            -------     -------      -------      --------
EXPENSES
  Investment Management Fees..............................   10,903       7,401        1,437        29,659
  Accounting & Transfer Agent Fees........................      403         274           56           655
  Custodian Fees..........................................      167         165           38           296
  Filing Fees.............................................      174         153           41           392
  Shareholders' Reports...................................      204         186           26           440
  Directors'/Trustees' Fees & Expenses....................       51          35            7            81
  Professional Fees.......................................      162         110           23           248
  Other...................................................      217         155           29           334
                                                            -------     -------      -------      --------
     Total Expenses.......................................   12,281       8,479        1,657        32,105
                                                            -------     -------      -------      --------
  Fees Paid Indirectly (Note C)...........................       --         (80)         (24)         (225)
                                                            -------     -------      -------      --------
  Net Expenses............................................   12,281       8,399        1,633        31,880
                                                            -------     -------      -------      --------
  NET INVESTMENT INCOME (LOSS)............................   50,058      38,801       16,720       190,056
                                                            -------     -------      -------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................      415      (9,282)       1,131        26,521
    Foreign Currency Transactions.........................       --         (40)          --          (162)
    Forward Currency Contracts............................       --       6,567       15,794        36,842
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............      437        (185)       6,778        47,303
    Translation of Foreign Currency Denominated Amounts...       --          (8)          --           (45)
    Forward Currency Contracts............................       --       2,794          938         2,660
                                                            -------     -------      -------      --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................      852        (154)      24,641       113,119
                                                            -------     -------      -------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................  $50,910     $38,647      $41,361      $303,175
                                                            =======     =======      =======      ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                            DFA WORLD EX                DFA      DFA SHORT-
                                                                U.S.     DFA SHORT- INTERMEDIATE    TERM
                                                             GOVERNMENT     TERM     GOVERNMENT   EXTENDED
                                                            FIXED INCOME GOVERNMENT FIXED INCOME  QUALITY
                                                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                            ------------ ---------- ------------ ----------
INVESTMENT INCOME
  Dividends................................................         --    $     7     $     20          --
  Interest.................................................   $  8,788     25,545       75,004    $ 83,694
  Income from Securities Lending...........................         --         --           --         205
                                                              --------    -------     --------    --------
     Total Investment Income...............................      8,788     25,552       75,024      83,899
                                                              --------    -------     --------    --------
EXPENSES
  Investment Management Fees...............................      1,227      3,588        3,526       8,443
  Accounting & Transfer Agent Fees.........................         41        120          197         234
  Custodian Fees...........................................         96         19           31          74
  Filing Fees..............................................         90         61          135         191
  Shareholders' Reports....................................         21         78          150         152
  Directors'/Trustees' Fees & Expenses.....................          5         15           24          29
  Professional Fees........................................         15         46           74          88
  Other....................................................         20         63           98         118
                                                              --------    -------     --------    --------
     Total Expenses........................................      1,515      3,990        4,235       9,329
                                                              --------    -------     --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)...............       (150)        --           --         (41)
  Fees Paid Indirectly (Note C)............................        (26)        --           --         (74)
                                                              --------    -------     --------    --------
  Net Expenses.............................................      1,339      3,990        4,235       9,214
                                                              --------    -------     --------    --------
  NET INVESTMENT INCOME (LOSS).............................      7,449     21,562       70,789      74,685
                                                              --------    -------     --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...........................    (17,263)     5,609       10,092        (611)
    Foreign Currency Transactions..........................       (194)        --           --          --
    Forward Currency Contracts.............................     32,912         --           --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............     18,808      3,307       50,762      34,204
    Translation of Foreign Currency Denominated Amounts....       (222)        --           --          --
    Forward Currency Contracts.............................       (395)        --           --          --
                                                              --------    -------     --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..................     33,646      8,916       60,854      33,593
                                                              --------    -------     --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................   $ 41,095    $30,478     $131,643    $108,278
                                                              ========    =======     ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                    DFA
                                                               INTERMEDIATE-
                                                                   TERM                      DFA         DFA
                                                                 EXTENDED    DFA TARGETED INVESTMENT DIVERSIFIED
                                                                  QUALITY       CREDIT      GRADE    FIXED INCOME
                                                                 PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO(A)
                                                               ------------- ------------ ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Income Distributions Received from Affiliated Investment
   Companies..................................................    $    --       $   --     $     --     $ 126
                                                                  -------       ------     --------     -----
     Total Net Investment Income Received from Affiliated
      Investment Companies....................................         --           --           --       126
                                                                  -------       ------     --------     -----
FUND INVESTMENT INCOME
  Dividends...................................................         --           --           --     $   1
  Interest....................................................    $38,813       $6,333     $122,970         6
  Income from Securities Lending..............................        284           10          676        --
                                                                  -------       ------     --------     -----
     Total Investment Income..................................     39,097        6,343      123,646         7
                                                                  -------       ------     --------     -----
FUND EXPENSES
  Investment Management Fees..................................      2,435          534       10,199        17
  Accounting & Transfer Agent Fees............................         68           19          282         1
  Custodian Fees..............................................         14            6           78        --
  Filing Fees.................................................         82           63          430        15
  Shareholders' Reports.......................................         53           14          167        --
  Directors'/Trustees' Fees & Expenses........................          8            2           33        --
  Professional Fees...........................................         28            5           96         1
  Organizational & Offering Costs.............................         --           23           --        14
  Other.......................................................         32            8          137        --
                                                                  -------       ------     --------     -----
     Total Expenses...........................................      2,720          674       11,422        48
                                                                  -------       ------     --------     -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................        (42)        (111)        (203)      (42)
  Fees Paid Indirectly (Note C)...............................         --           (6)          --        --
                                                                  -------       ------     --------     -----
  Net Expenses................................................      2,678          557       11,219         6
                                                                  -------       ------     --------     -----
  NET INVESTMENT INCOME (LOSS)................................     36,419        5,786      112,427       127
                                                                  -------       ------     --------     -----
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..............................      2,392         (213)      (7,215)       --
    Foreign Currency Transactions.............................         --            1           --        --
    Forward Currency Contracts................................         --          639           --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.....................................     37,195        3,362      112,931      (488)
    Translation of Foreign Currency Denominated Amounts.......         --          (10)          --        --
    Forward Currency Contracts................................         --           12           --        --
                                                                  -------       ------     --------     -----
  NET REALIZED AND UNREALIZED GAIN (LOSS).....................     39,587        3,791      105,716      (488)
                                                                  -------       ------     --------     -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................    $76,006       $9,577     $218,143     $(361)
                                                                  =======       ======     ========     =====

----------
(a)The Fund commenced operations on August 10, 2016.
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                DFA
                                                                             INFLATION-  DFA SHORT-       DFA
                                                                             PROTECTED  DURATION REAL  MUNICIPAL
                                                                   DFA LTIP  SECURITIES    RETURN     REAL RETURN
                                                                   PORTFOLIO PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                                   --------- ---------- ------------- -----------
INVESTMENT INCOME
  Dividends.......................................................      --    $     18          --           --
  Interest........................................................  $1,026      48,208     $15,163      $ 4,986
  Income from Securities Lending..................................      --          --          64           --
                                                                    ------    --------     -------      -------
     Total Investment Income......................................   1,026      48,226      15,227        4,986
                                                                    ------    --------     -------      -------
EXPENSES
  Investment Management Fees......................................      35       3,274       1,584          686
  Accounting & Transfer Agent Fees................................       5         183          47           21
  Custodian Fees..................................................      --          31          33           36
  Filing Fees.....................................................      25         109          55           67
  Shareholders' Reports...........................................       6         123          32            7
  Directors'/Trustees' Fees & Expenses............................      --          22           5            2
  Professional Fees...............................................      --          69          18            8
  Organizational & Offering Costs.................................      --          --          --            1
  Other...........................................................       3          92          23            8
                                                                    ------    --------     -------      -------
     Total Expenses...............................................      74       3,903       1,797          836
                                                                    ------    --------     -------      -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................     (21)         --         104           73
                                                                    ------    --------     -------      -------
  Net Expenses....................................................      53       3,903       1,901          909
                                                                    ------    --------     -------      -------
  NET INVESTMENT INCOME (LOSS)....................................     973      44,323      13,326        4,077
                                                                    ------    --------     -------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities..      --          --          --            1
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................      44      10,299         267           (1)
    Swap Contracts................................................      --          --      (4,828)      (1,616)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................   4,852     136,526       4,726        1,145
    Swap Contracts................................................      --          --      14,527        8,274
                                                                    ------    --------     -------      -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................   4,896     146,825      14,692        7,803
                                                                    ------    --------     -------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................  $5,869    $191,148     $28,018      $11,880
                                                                    ======    ========     =======      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                             DFA         DFA
                                                                             DFA SHORT- INTERMEDIATE- CALIFORNIA
                                                                      DFA       TERM        TERM      SHORT-TERM
                                                                   MUNICIPAL MUNICIPAL    MUNICIPAL   MUNICIPAL
                                                                     BOND       BOND        BOND         BOND
                                                                   PORTFOLIO PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                   --------- ---------- ------------- ----------
INVESTMENT INCOME
  Interest........................................................  $2,226    $24,496      $17,580      $8,879
                                                                    ------    -------      -------      ------
     Total Investment Income......................................   2,226     24,496       17,580       8,879
                                                                    ------    -------      -------      ------
EXPENSES
  Investment Management Fees......................................     327      4,301        2,242       1,674
  Accounting & Transfer Agent Fees................................      12        121           64          49
  Custodian Fees..................................................       2         19            9           6
  Filing Fees.....................................................      46         76          110          32
  Shareholders' Reports...........................................       3         54           31          17
  Directors'/Trustees' Fees & Expenses............................       1         15            7           6
  Professional Fees...............................................       3         46           21          17
  Organizational & Offering Costs.................................      15         --           --          --
  Other...........................................................       4         64           31          24
                                                                    ------    -------      -------      ------
     Total Expenses...............................................     413      4,696        2,515       1,825
                                                                    ------    -------      -------      ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).............................     (37)        --           63          --
                                                                    ------    -------      -------      ------
  Net Expenses....................................................     376      4,696        2,578       1,825
                                                                    ------    -------      -------      ------
  NET INVESTMENT INCOME (LOSS)....................................   1,850     19,800       15,002       7,054
                                                                    ------    -------      -------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities..      --          1           --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................      (1)       (14)          (4)         (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................     851     (4,356)       6,117        (884)
                                                                    ------    -------      -------      ------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     850     (4,369)       6,113        (889)
                                                                    ------    -------      -------      ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................  $2,700    $15,431      $21,115      $6,165
                                                                    ======    =======      =======      ======

----------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                              CALIFORNIA
                                                                                             INTERMEDIATE-
                                                                                                 TERM       DFA NY
                                                                                               MUNICIPAL   MUNICIPAL
                                                                                                 BOND        BOND
                                                                                               PORTFOLIO   PORTFOLIO
                                                                                             ------------- ---------
INVESTMENT INCOME
  Interest..................................................................................    $3,694       $573
                                                                                                ------       ----
     Total Investment Income................................................................     3,694        573
                                                                                                ------       ----
EXPENSES
  Investment Management Fees................................................................       449         85
  Accounting & Transfer Agent Fees..........................................................        15          6
  Custodian Fees............................................................................        --          1
  Filing Fees...............................................................................        26         14
  Shareholders' Reports.....................................................................         5          3
  Directors'/Trustees' Fees & Expenses......................................................         1         --
  Professional Fees.........................................................................         4          1
  Organizational & Offering Costs...........................................................        --         32
  Other.....................................................................................         8          3
                                                                                                ------       ----
     Total Expenses.........................................................................       508        145
                                                                                                ------       ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         8        (38)
                                                                                                ------       ----
  Net Expenses..............................................................................       516        107
                                                                                                ------       ----
  NET INVESTMENT INCOME (LOSS)..............................................................     3,178        466
                                                                                                ------       ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................        (6)        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................................................     1,032        266
                                                                                                ------       ----
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................     1,026        266
                                                                                                ------       ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................    $4,204       $732
                                                                                                ======       ====

----------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                            DFA SELECTIVELY HEDGED
                                           DFA ONE-YEAR FIXED     DFA TWO-YEAR GLOBAL FIXED  GLOBAL FIXED INCOME
                                            INCOME PORTFOLIO          INCOME PORTFOLIO            PORTFOLIO
                                        ------------------------  ------------------------  ---------------------
                                            YEAR         YEAR         YEAR         YEAR        YEAR       YEAR
                                           ENDED        ENDED        ENDED        ENDED       ENDED      ENDED
                                          OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                            2016         2015         2016         2015        2016       2015
                                        -----------  -----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $    50,058  $    30,586  $    38,801  $    30,971  $  16,720  $   16,868
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........         415        6,562       (9,282)    (186,717)     1,131      (5,618)
   Foreign Currency Transactions.......          --           --          (40)     115,959         --     (80,363)
   Forward Currency Contracts..........          --           --        6,567           --     15,794          --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...........................         437       (5,224)        (185)      83,859      6,778       2,594
   Translation of Foreign Currency
    Denominated Amounts................          --           --           (8)     (11,148)        --      15,141
   Forward Currency Contracts..........          --           --        2,794           --        938          --
                                        -----------  -----------  -----------  -----------  ---------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations........................      50,910       31,924       38,647       32,924     41,361     (51,378)
                                        -----------  -----------  -----------  -----------  ---------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........     (51,284)     (29,656)     (24,459)     (61,732)   (10,482)    (17,496)
  Net Short-Term Gains:
   Institutional Class Shares..........      (4,011)      (3,006)          --       (7,295)        --          --
  Net Long-Term Gains:
   Institutional Class Shares..........      (2,550)      (2,569)          --         (562)        --          --
   Tax Return of Capital...............          --           --           --       (1,390)        --          --
                                        -----------  -----------  -----------  -----------  ---------  ----------
    Total Distributions................     (57,845)     (35,231)     (24,459)     (70,979)   (10,482)    (17,496)
                                        -----------  -----------  -----------  -----------  ---------  ----------
Capital Share Transactions (1):
  Shares Issued........................   3,637,876    3,960,508    1,053,891    1,304,614    205,567     322,066
  Shares Issued in Lieu of Cash
   Distributions.......................      53,724       32,543       22,714       65,282     10,453      17,342
  Shares Redeemed......................  (4,004,884)  (5,139,295)  (1,726,209)  (2,160,620)  (254,062)   (374,267)
                                        -----------  -----------  -----------  -----------  ---------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions......................    (313,284)  (1,146,244)    (649,604)    (790,724)   (38,042)    (34,859)
                                        -----------  -----------  -----------  -----------  ---------  ----------
    Total Increase (Decrease) in
     Net Assets........................    (320,219)  (1,149,551)    (635,416)    (828,779)    (7,163)   (103,733)
NET ASSETS
  Beginning of Year....................   7,306,008    8,455,559    5,360,173    6,188,952    995,914   1,099,647
                                        -----------  -----------  -----------  -----------  ---------  ----------
  End of Year.......................... $ 6,985,789  $ 7,306,008  $ 4,724,757  $ 5,360,173  $ 988,751  $  995,914
                                        ===========  ===========  ===========  ===========  =========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................     352,921      383,837      105,742      131,259     21,557      33,380
  Shares Issued in Lieu of Cash
   Distributions.......................       5,214        3,155        2,279        6,587      1,128       1,793
  Shares Redeemed......................    (388,483)    (498,072)    (173,163)    (217,418)   (26,884)    (39,218)
                                        -----------  -----------  -----------  -----------  ---------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..........................     (30,348)    (111,080)     (65,142)     (79,572)    (4,199)     (4,045)
                                        ===========  ===========  ===========  ===========  =========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............. $      (306) $     2,374  $    13,495  $       918  $  13,093  $    7,653

                                        DFA FIVE-YEAR GLOBAL FIXED
                                            INCOME PORTFOLIO
                                        ------------------------
                                            YEAR          YEAR
                                           ENDED         ENDED
                                          OCT. 31,      OCT. 31,
                                            2016          2015
                                        -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......... $   190,056   $   163,574
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........      26,521       (24,187)
   Foreign Currency Transactions.......        (162)       55,652
   Forward Currency Contracts..........      36,842            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency...........................      47,303        44,785
   Translation of Foreign Currency
    Denominated Amounts................         (45)       (8,957)
   Forward Currency Contracts..........       2,660            --
                                        -----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations........................     303,175       230,867
                                        -----------   -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........    (182,028)     (187,107)
  Net Short-Term Gains:
   Institutional Class Shares..........      (4,344)       (2,643)
  Net Long-Term Gains:
   Institutional Class Shares..........     (30,555)      (14,765)
   Tax Return of Capital...............          --            --
                                        -----------   -----------
    Total Distributions................    (216,927)     (204,515)
                                        -----------   -----------
Capital Share Transactions (1):
  Shares Issued........................   3,233,299     3,299,512
  Shares Issued in Lieu of Cash
   Distributions.......................     204,682       192,233
  Shares Redeemed......................  (2,164,819)   (2,098,248)
                                        -----------   -----------
    Net Increase (Decrease) from
     Capital Share
     Transactions......................   1,273,162     1,393,497
                                        -----------   -----------
    Total Increase (Decrease) in
     Net Assets........................   1,359,410     1,419,849
NET ASSETS
  Beginning of Year....................  11,237,965     9,818,116
                                        -----------   -----------
  End of Year.......................... $12,597,375   $11,237,965
                                        ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................     291,341       299,016
  Shares Issued in Lieu of Cash
   Distributions.......................      18,603        17,567
  Shares Redeemed......................    (195,311)     (190,115)
                                        -----------   -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..........................     114,633       126,468
                                        ===========   ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............. $    77,932   $    62,240

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                              DFA WORLD EX U.S.                               DFA INTERMEDIATE
                                               GOVERNMENT FIXED       DFA SHORT-TERM          GOVERNMENT FIXED
                                               INCOME PORTFOLIO    GOVERNMENT PORTFOLIO       INCOME PORTFOLIO
                                             -------------------  ----------------------  -----------------------
                                                YEAR      YEAR       YEAR        YEAR        YEAR         YEAR
                                               ENDED     ENDED      ENDED       ENDED       ENDED        ENDED
                                              OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                2016      2015       2016        2015        2016         2015
                                             ---------  --------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   7,449  $  6,358  $   21,562  $   19,699  $   70,789  $    93,387
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............   (17,263)   (6,130)      5,609       9,146      10,092       16,010
   Foreign Currency Transactions............      (194)   45,041          --          --          --           --
   Forward Currency Contracts...............    32,912        --          --          --          --           --
   In-Kind Redemptions......................        --        --          --       1,565          --       73,338
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................    18,808   (25,218)      3,307       3,968      50,762      (44,979)
   Translation of Foreign Currency
    Denominated Amounts.....................      (222)   (5,186)         --          --          --           --
   Forward Currency Contracts...............      (395)       --          --          --          --           --
                                             ---------  --------  ----------  ----------  ----------  -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................    41,095    14,865      30,478      34,378     131,643      137,756
                                             ---------  --------  ----------  ----------  ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............   (37,065)  (23,669)    (20,778)    (19,258)    (68,105)     (94,411)
  Net Short-Term Gains:
   Institutional Class Shares...............        --      (518)     (3,488)       (564)       (201)          --
  Net Long-Term Gains:
   Institutional Class Shares...............      (629)   (1,249)     (5,104)     (3,547)    (14,801)     (20,171)
                                             ---------  --------  ----------  ----------  ----------  -----------
    Total Distributions.....................   (37,694)  (25,436)    (29,370)    (23,369)    (83,107)    (114,582)
                                             ---------  --------  ----------  ----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.............................   411,964   277,839     495,616     653,943   1,029,351    1,276,500
  Shares Issued in Lieu of Cash
   Distributions............................    37,495    25,301      27,308      21,416      77,909      108,021
  Shares Redeemed...........................  (247,314)  (80,692)   (574,511)   (603,089)   (723,109)  (2,050,362)
                                             ---------  --------  ----------  ----------  ----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.....................   202,145   222,448     (51,587)     72,270     384,151     (665,841)
                                             ---------  --------  ----------  ----------  ----------  -----------
    Total Increase (Decrease) in Net
     Assets.................................   205,546   211,877     (50,479)     83,279     432,687     (642,667)
NET ASSETS
  Beginning of Period.......................   567,118   355,241   2,144,989   2,061,710   3,378,949    4,021,616
                                             ---------  --------  ----------  ----------  ----------  -----------
  End of Period............................. $ 772,664  $567,118  $2,094,510  $2,144,989  $3,811,636  $ 3,378,949
                                             =========  ========  ==========  ==========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................    40,726    26,565      46,111      60,988      80,021      100,811
  Shares Issued in Lieu of Cash
   Distributions............................     3,866     2,456       2,550       2,005       6,107        8,598
  Shares Redeemed...........................   (24,210)   (7,736)    (53,422)    (56,219)    (56,436)    (161,951)
                                             ---------  --------  ----------  ----------  ----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................    20,382    21,285      (4,761)      6,774      29,692      (52,542)
                                             =========  ========  ==========  ==========  ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $  13,677  $ 31,289  $    2,278  $    2,278  $    9,702  $     8,569

                                             DFA SHORT-TERM EXTENDED
                                                QUALITY PORTFOLIO
                                             -----------------------
                                                YEAR         YEAR
                                               ENDED        ENDED
                                              OCT. 31,     OCT. 31,
                                                2016         2015
                                             ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............. $   74,685  $    66,117
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..............       (611)       1,486
   Foreign Currency Transactions............         --        2,818
   Forward Currency Contracts...............         --           --
   In-Kind Redemptions......................         --        2,195
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency................................     34,204       (9,711)
   Translation of Foreign Currency
    Denominated Amounts.....................         --         (926)
   Forward Currency Contracts...............         --           --
                                             ----------  -----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................    108,278       61,979
                                             ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............    (75,125)     (73,532)
  Net Short-Term Gains:
   Institutional Class Shares...............       (626)          --
  Net Long-Term Gains:
   Institutional Class Shares...............     (5,233)      (2,296)
                                             ----------  -----------
    Total Distributions.....................    (80,984)     (75,828)
                                             ----------  -----------
Capital Share Transactions (1):
  Shares Issued.............................  1,630,373    1,430,659
  Shares Issued in Lieu of Cash
   Distributions............................     79,037       74,608
  Shares Redeemed...........................   (909,467)  (1,418,079)
                                             ----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.....................    799,943       87,188
                                             ----------  -----------
    Total Increase (Decrease) in Net
     Assets.................................    827,237       73,339
NET ASSETS
  Beginning of Period.......................  3,896,233    3,822,894
                                             ----------  -----------
  End of Period............................. $4,723,470  $ 3,896,233
                                             ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................    149,885      131,865
  Shares Issued in Lieu of Cash
   Distributions............................      7,282        6,890
  Shares Redeemed...........................    (83,763)    (130,819)
                                             ----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed....................     73,404        7,936
                                             ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)......................... $    1,116  $     2,206

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)



                                                           DFA INTERMEDIATE-
                                                             TERM EXTENDED          DFA TARGETED         DFA INVESTMENT
                                                           QUALITY PORTFOLIO      CREDIT PORTFOLIO       GRADE PORTFOLIO
                                                        -----------------------  ------------------  ----------------------
                                                                                            PERIOD
                                                                                           MAY 20,
                                                           YEAR         YEAR       YEAR    2015(A)      YEAR        YEAR
                                                          ENDED        ENDED      ENDED       TO       ENDED       ENDED
                                                         OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                           2016         2015       2016      2015       2016        2015
                                                        ----------  -----------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss).......................... $   36,419  $    75,274  $  5,786  $  1,520  $  112,427  $   81,794
 Capital Gain Distributions Received from Investment
  Securities...........................................         --           --        --        --          --      10,305
 Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................      2,392        5,491      (213)       49      (7,215)      5,963
   Foreign Currency Transactions.......................         --           --         1        --          --          --
   Forward Currency Contracts..........................         --           --       639        --          --          --
   In-Kind Redemptions.................................         --        2,829        --        --          --          --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........     37,195      (32,989)    3,362      (847)    112,931     (17,212)
   Translation of Foreign Currency Denominated
    Amounts............................................         --           --       (10)       --          --          --
   Forward Currency Contracts..........................         --           --        12        --          --          --
                                                        ----------  -----------  --------  --------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................     76,006       50,605     9,577       722     218,143      80,850
                                                        ----------  -----------  --------  --------  ----------  ----------
Distributions From:
 Net Investment Income:
   Institutional Class Shares..........................    (38,250)     (79,628)   (5,955)   (1,166)   (101,638)    (74,964)
 Net Short-Term Gains:
   Institutional Class Shares..........................         --         (417)      (49)       --          --          --
 Net Long-Term Gains:
   Institutional Class Shares..........................     (5,135)      (8,975)       --        --     (13,538)        (81)
                                                        ----------  -----------  --------  --------  ----------  ----------
    Total Distributions................................    (43,385)     (89,020)   (6,004)   (1,166)   (115,176)    (75,045)
                                                        ----------  -----------  --------  --------  ----------  ----------
Capital Share Transactions (1):
 Shares Issued.........................................    555,254    1,346,184   168,057   231,133   2,753,616   2,246,275
 Shares Issued in Lieu of Cash Distributions...........     40,891       87,512     5,841     1,135     114,093      74,650
 Shares Redeemed.......................................   (283,542)  (2,460,358)  (41,500)  (11,216)   (930,081)   (606,593)
                                                        ----------  -----------  --------  --------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    312,603   (1,026,662)  132,398   221,052   1,937,628   1,714,332
                                                        ----------  -----------  --------  --------  ----------  ----------
    Total Increase (Decrease) in Net Assets............    345,224   (1,065,077)  135,971   220,608   2,040,595   1,720,137
NET ASSETS
 Beginning of Year.....................................  1,068,817    2,133,894   220,608        --   4,153,194   2,433,057
                                                        ----------  -----------  --------  --------  ----------  ----------
 End of Year........................................... $1,414,041  $ 1,068,817  $356,579  $220,608  $6,193,789  $4,153,194
                                                        ==========  ===========  ========  ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued.........................................     51,131      125,163    16,768    23,172     250,867     207,651
 Shares Issued in Lieu of Cash Distributions...........      3,794        8,156       583       114      10,459       6,955
 Shares Redeemed.......................................    (26,287)    (230,681)   (4,150)   (1,127)    (85,013)    (56,188)
                                                        ----------  -----------  --------  --------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................     28,638      (97,362)   13,201    22,159     176,313     158,418
                                                        ==========  ===========  ========  ========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)...................... $      339  $     2,675  $    647  $    354  $   17,273  $    8,402

                                                            DFA
                                                        DIVERSIFIED
                                                           FIXED
                                                          INCOME
                                                         PORTFOLIO
                                                        -----------
                                                          PERIOD
                                                         AUG. 10,
                                                          2016(A)
                                                            TO
                                                         OCT. 31,
                                                           2016
                                                        -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)..........................  $    127
 Capital Gain Distributions Received from Investment
  Securities...........................................        --
 Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................        --
   Foreign Currency Transactions.......................        --
   Forward Currency Contracts..........................        --
   In-Kind Redemptions.................................        --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........      (488)
   Translation of Foreign Currency Denominated
    Amounts............................................        --
   Forward Currency Contracts..........................        --
                                                         --------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................      (361)
                                                         --------
Distributions From:
 Net Investment Income:
   Institutional Class Shares..........................      (110)
 Net Short-Term Gains:
   Institutional Class Shares..........................        --
 Net Long-Term Gains:
   Institutional Class Shares..........................        --
                                                         --------
    Total Distributions................................      (110)
                                                         --------
Capital Share Transactions (1):
 Shares Issued.........................................   116,367
 Shares Issued in Lieu of Cash Distributions...........       110
 Shares Redeemed.......................................    (3,445)
                                                         --------
    Net Increase (Decrease) from Capital Share
     Transactions......................................   113,032
                                                         --------
    Total Increase (Decrease) in Net Assets............   112,561
NET ASSETS
 Beginning of Year.....................................        --
                                                         --------
 End of Year...........................................  $112,561
                                                         ========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued.........................................    11,678
 Shares Issued in Lieu of Cash Distributions...........        11
 Shares Redeemed.......................................      (347)
                                                         --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................    11,342
                                                         ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)......................  $     17

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                DFA INFLATION-
                                                             PROTECTED SECURITIES   DFA SHORT-DURATION REAL
                                         DFA LTIP PORTFOLIO        PORTFOLIO          RETURN PORTFOLIO
                                         ----------------   ----------------------  ----------------------
                                           YEAR      YEAR      YEAR        YEAR        YEAR        YEAR
                                          ENDED     ENDED     ENDED       ENDED       ENDED       ENDED
                                         OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                           2016      2015      2016        2015        2016        2015
                                         --------  -------- ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)........... $   973    $   1   $   44,323  $   15,436  $  13,326   $  10,083
 Capital Gain Distributions Received
  from Investment Securities............      --       --           --          --         --          --
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..........      44      101       10,299       6,103        267         (15)
   Swap Contracts.......................      --       --           --          --     (4,828)     (8,507)
   Foreign Currency Transactions........      --       --           --          --         --         151
 Change in Unrealized Appreciation
  (Depreciation) of:
   Investment Securities and Foreign
    Currency............................   4,852     (107)     136,526     (49,476)     4,726         552
   Swap Contracts.......................      --       --           --          --     14,527     (10,801)
   Translation of Foreign Currency
    Denominated Amounts.................      --       --           --          --         --         (16)
                                         -------    -----   ----------  ----------  ---------   ---------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................   5,869       (5)     191,148     (27,937)    28,018      (8,553)
                                         -------    -----   ----------  ----------  ---------   ---------
Distributions From:
 Net Investment Income:
   Institutional Class Shares...........    (786)      (2)     (36,066)    (17,218)    (9,645)     (5,752)
 Net Short-Term Gains:
   Institutional Class Shares...........      --       --           --          --         --         (56)
 Net Long-Term Gains:
   Institutional Class Shares...........      --       --       (2,828)     (6,280)        --         (15)
                                         -------    -----   ----------  ----------  ---------   ---------
    Total Distributions.................    (786)      (2)     (38,894)    (23,498)    (9,645)     (5,823)
                                         -------    -----   ----------  ----------  ---------   ---------
Capital Share Transactions (1):
 Shares Issued..........................  62,424        3    1,236,112     934,106    368,597     361,216
 Shares Issued in Lieu of Cash
  Distributions.........................     409        2       34,698      21,549      9,262       5,654
 Shares Redeemed........................  (4,857)    (785)    (891,895)   (643,468)  (266,272)   (199,575)
                                         -------    -----   ----------  ----------  ---------   ---------
    Net Increase (Decrease) from
     Capital Share
     Transactions.......................  57,976     (780)     378,915     312,187    111,587     167,295
                                         -------    -----   ----------  ----------  ---------   ---------
    Total Increase (Decrease) in Net
     Assets.............................  63,059     (787)     531,169     260,752    129,960     152,919
NET ASSETS
 Beginning of Year......................     208      995    2,982,898   2,722,146    784,996     632,077
                                         -------    -----   ----------  ----------  ---------   ---------
 End of Year............................ $63,267    $ 208   $3,514,067  $2,982,898  $ 914,956   $ 784,996
                                         =======    =====   ==========  ==========  =========   =========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..........................   6,891       --      104,535      79,857     37,408      36,785
 Shares Issued in Lieu of Cash
  Distributions.........................      41       --        2,878       1,867        964         580
 Shares Redeemed........................    (505)     (81)     (75,144)    (55,043)   (27,232)    (20,376)
                                         -------    -----   ----------  ----------  ---------   ---------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................   6,427      (81)      32,269      26,681     11,140      16,989
                                         =======    =====   ==========  ==========  =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................... $   187    $  --   $    5,799  $     (145) $  10,452   $   7,591

                                         DFA MUNICIPAL REAL RETURN
                                                PORTFOLIO
                                         ------------------------
                                           YEAR        PERIOD
                                          ENDED        NOV. 4,
                                         OCT. 31,    2014(A) TO
                                           2016     OCT. 31, 2015
                                         --------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)........... $  4,077     $  1,088
 Capital Gain Distributions Received
  from Investment Securities............        1           --
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..........       (1)          --
   Swap Contracts.......................   (1,616)          --
   Foreign Currency Transactions........       --           --
 Change in Unrealized Appreciation
  (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    1,145        1,530
   Swap Contracts.......................    8,274       (3,101)
   Translation of Foreign Currency
    Denominated Amounts.................       --           --
                                         --------     --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................   11,880         (483)
                                         --------     --------
Distributions From:
 Net Investment Income:
   Institutional Class Shares...........   (4,131)        (937)
 Net Short-Term Gains:
   Institutional Class Shares...........       --           --
 Net Long-Term Gains:
   Institutional Class Shares...........       --           --
                                         --------     --------
    Total Distributions.................   (4,131)        (937)
                                         --------     --------
Capital Share Transactions (1):
 Shares Issued..........................  353,189      209,194
 Shares Issued in Lieu of Cash
  Distributions.........................    4,113          929
 Shares Redeemed........................  (75,304)     (24,465)
                                         --------     --------
    Net Increase (Decrease) from
     Capital Share
     Transactions.......................  281,998      185,658
                                         --------     --------
    Total Increase (Decrease) in Net
     Assets.............................  289,747      184,238
NET ASSETS
 Beginning of Year......................  184,238           --
                                         --------     --------
 End of Year............................ $473,985     $184,238
                                         ========     ========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..........................   35,985       21,391
 Shares Issued in Lieu of Cash
  Distributions.........................      417           96
 Shares Redeemed........................   (7,646)      (2,524)
                                         --------     --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................   28,756       18,963
                                         ========     ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................... $     97     $    151

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       DFA SHORT-TERM      DFA INTERMEDIATE-TERM
                                             DFA MUNICIPAL BOND        MUNICIPAL BOND          MUNICIPAL BOND
                                                  PORTFOLIO               PORTFOLIO              PORTFOLIO
                                           ----------------------  ----------------------  ---------------------
                                             YEAR       PERIOD        YEAR        YEAR        YEAR        YEAR
                                            ENDED      MARCH 10,     ENDED       ENDED       ENDED       ENDED
                                           OCT. 31,   2015(A) TO    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2016    OCT. 31, 2015    2016        2015        2016        2015
                                           --------  ------------- ----------  ----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)............. $  1,850    $    505    $   19,800  $   19,769  $   15,002  $  10,104
 Capital Gain Distributions Received from
  Investment Securities...................       --          --             1          --          --         --
 Net Realized Gain (Loss) on:
   Investment Securities Sold*............       (1)         (3)          (14)        (25)         (4)        (4)
 Change in Unrealized Appreciation
  (Depreciation) of:
   Investment Securities..................      851       1,051        (4,356)      1,370       6,117      7,288
                                           --------    --------    ----------  ----------  ----------  ---------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations...........................    2,700       1,553        15,431      21,114      21,115     17,388
                                           --------    --------    ----------  ----------  ----------  ---------
Distributions From:
 Net Investment Income:
   Institutional Class Shares.............   (1,922)       (395)      (21,005)    (19,786)    (15,739)    (9,647)
                                           --------    --------    ----------  ----------  ----------  ---------
    Total Distributions...................   (1,922)       (395)      (21,005)    (19,786)    (15,739)    (9,647)
                                           --------    --------    ----------  ----------  ----------  ---------
Capital Share Transactions (1):
 Shares Issued............................  150,409     109,807       644,837     627,948     584,454    516,239
 Shares Issued in Lieu of Cash
  Distributions...........................    1,922         395        20,616      19,501      15,261      9,455
 Shares Redeemed..........................  (32,703)    (11,045)     (755,735)   (655,855)   (250,925)  (131,676)
                                           --------    --------    ----------  ----------  ----------  ---------
    Net Increase (Decrease) from
     Capital Share Transactions...........  119,628      99,157       (90,282)     (8,406)    348,790    394,018
                                           --------    --------    ----------  ----------  ----------  ---------
    Total Increase (Decrease) in Net
     Assets...............................  120,406     100,315       (95,856)     (7,078)    354,166    401,759
NET ASSETS
 Beginning of Period......................  100,315          --     2,199,837   2,206,915     910,481    508,722
                                           --------    --------    ----------  ----------  ----------  ---------
 End of Period............................ $220,721    $100,315    $2,103,981  $2,199,837  $1,264,647  $ 910,481
                                           ========    ========    ==========  ==========  ==========  =========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued............................   14,688      10,976        62,920      61,517      56,787     51,226
 Shares Issued in Lieu of Cash
  Distributions...........................      188          39         2,013       1,912       1,485        938
 Shares Redeemed..........................   (3,194)     (1,102)      (73,707)    (64,296)    (24,370)   (13,055)
                                           --------    --------    ----------  ----------  ----------  ---------
    Net Increase (Decrease) from
     Shares Issued and Redeemed...........   11,682       9,913        (8,774)       (867)     33,902     39,109
                                           ========    ========    ==========  ==========  ==========  =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $     38    $    110    $      289  $    1,494  $      332  $   1,069

                                              DFA CALIFORNIA
                                                SHORT-TERM
                                           MUNICIPAL BOND PORTFOLIO
                                           -----------------------
                                              YEAR         YEAR
                                             ENDED        ENDED
                                            OCT. 31,     OCT. 31,
                                              2016         2015
                                            ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)............. $   7,054    $   5,961
 Capital Gain Distributions Received from
  Investment Securities...................        --           --
 Net Realized Gain (Loss) on:
   Investment Securities Sold*............        (5)          --
 Change in Unrealized Appreciation
  (Depreciation) of:
   Investment Securities..................      (884)       1,534
                                            ---------   ---------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations...........................     6,165        7,495
                                            ---------   ---------
Distributions From:
 Net Investment Income:
   Institutional Class Shares.............    (7,440)      (5,873)
                                            ---------   ---------
    Total Distributions...................    (7,440)      (5,873)
                                            ---------   ---------
Capital Share Transactions (1):
 Shares Issued............................   290,811      302,828
 Shares Issued in Lieu of Cash
  Distributions...........................     7,405        5,840
 Shares Redeemed..........................  (242,216)    (188,579)
                                            ---------   ---------
    Net Increase (Decrease) from
     Capital Share Transactions...........    56,000      120,089
                                            ---------   ---------
    Total Increase (Decrease) in Net
     Assets...............................    54,725      121,711
NET ASSETS
 Beginning of Period......................   825,484      703,773
                                            ---------   ---------
 End of Period............................ $ 880,209    $ 825,484
                                            =========   =========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued............................    28,064       29,382
 Shares Issued in Lieu of Cash
  Distributions...........................       715          567
 Shares Redeemed..........................   (23,379)     (18,299)
                                            ---------   ---------
    Net Increase (Decrease) from
     Shares Issued and Redeemed...........     5,400       11,650
                                            =========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $     110    $     496

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                                           DFA CALIFORNIA
                                                                          INTERMEDIATE-TERM       DFA NY MUNICIPAL
                                                                         MUNICIPAL BOND PORTFOLIO  BOND PORTFOLIO
                                                                         -----------------------  ----------------
                                                                                                            PERIOD
                                                                                                           JUNE 16,
                                                                           YEAR         YEAR        YEAR   2015(A)
                                                                          ENDED        ENDED       ENDED      TO
                                                                         OCT. 31,     OCT. 31,    OCT. 31, OCT. 31,
                                                                           2016         2015        2016     2015
                                                                         --------     --------    -------- --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  3,178     $  2,655    $   466  $   120
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................       (6)          (6)        --       --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    1,032        1,494        266      342
                                                                          --------     --------   -------  -------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    4,204        4,143        732      462
                                                                          --------     --------   -------  -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........................................   (3,364)      (2,603)      (487)     (89)
                                                                          --------     --------   -------  -------
     Total Distributions................................................   (3,364)      (2,603)      (487)     (89)
                                                                          --------     --------   -------  -------
Capital Share Transactions (1):
  Shares Issued.........................................................   95,612       77,673     31,273   28,976
  Shares Issued in Lieu of Cash Distributions...........................    3,334        2,603        487       89
  Shares Redeemed.......................................................  (40,517)     (25,616)    (3,409)    (453)
                                                                          --------     --------   -------  -------
     Net Increase (Decrease) from Capital Share Transactions............   58,429       54,660     28,351   28,612
                                                                          --------     --------   -------  -------
     Total Increase (Decrease) in Net Assets............................   59,269       56,200     28,596   28,985
NET ASSETS
  Beginning of Period...................................................  196,624      140,424     28,985       --
                                                                          --------     --------   -------  -------
  End of Period......................................................... $255,893     $196,624    $57,581  $28,985
                                                                          ========     ========   =======  =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................    8,964        7,415      3,047    2,893
  Shares Issued in Lieu of Cash Distributions...........................      313          249         47        9
  Shares Redeemed.......................................................   (3,800)      (2,447)      (332)     (45)
                                                                          --------     --------   -------  -------
     Net Increase (Decrease) from Shares Issued and Redeemed............    5,477        5,217      2,762    2,857
                                                                          ========     ========   =======  =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................................................... $     55     $    241    $    10  $    31

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                                                  ----------------------------------------------------------
                                                                     YEAR        YEAR        YEAR        YEAR        YEAR
                                                                    ENDED       ENDED       ENDED       ENDED       ENDED
                                                                   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                     2016        2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................... $    10.32  $    10.32  $    10.33  $    10.35  $    10.35
                                                                  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................       0.07        0.04        0.03        0.04        0.05
 Net Gains (Losses) on Securities (Realized and Unrealized)......         --        0.01          --          --        0.03
                                                                  ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..............................       0.07        0.05        0.03        0.04        0.08
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................      (0.07)      (0.04)      (0.03)      (0.04)      (0.05)
 Net Realized Gains..............................................      (0.01)      (0.01)      (0.01)      (0.02)      (0.03)
                                                                  ----------  ----------  ----------  ----------  ----------
   Total Distributions...........................................      (0.08)      (0.05)      (0.04)      (0.06)      (0.08)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year..................................... $    10.31  $    10.32  $    10.32  $    10.33  $    10.35
================================================================  ==========  ==========  ==========  ==========  ==========
Total Return.....................................................       0.70%       0.44%       0.28%       0.43%       0.79%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).............................. $6,985,789  $7,306,008  $8,455,559  $8,089,711  $7,094,264
Ratio of Expenses to Average Net Assets..........................       0.17%       0.17%       0.17%       0.17%       0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).....................................................       0.17%       0.17%       0.17%       0.17%       0.17%
Ratio of Net Investment Income to Average Net Assets.............       0.69%       0.38%       0.30%       0.38%       0.52%
Portfolio Turnover Rate..........................................         64%         81%         72%         62%         77%
------------------------------------------------------------------------------------------------------------------------------

                                                                          DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                                  ----------------------------------------------------------
                                                                     YEAR        YEAR        YEAR        YEAR        YEAR
                                                                    ENDED       ENDED       ENDED       ENDED       ENDED
                                                                   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                     2016        2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................... $     9.96  $    10.02  $    10.06  $    10.13  $    10.23
                                                                  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................       0.08        0.05        0.05        0.05        0.07
 Net Gains (Losses) on Securities (Realized and Unrealized)......         --          --          --          --        0.02
                                                                  ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..............................       0.08        0.05        0.05        0.05        0.09
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................      (0.05)      (0.10)      (0.08)      (0.10)      (0.16)
 Net Realized Gains..............................................         --       (0.01)      (0.01)      (0.02)      (0.03)
                                                                  ----------  ----------  ----------  ----------  ----------
   Total Distributions...........................................      (0.05)      (0.11)      (0.09)      (0.12)      (0.19)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year..................................... $     9.99  $     9.96  $    10.02  $    10.06  $    10.13
================================================================  ==========  ==========  ==========  ==========  ==========
Total Return.....................................................       0.81%       0.56%       0.51%       0.51%       0.85%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).............................. $4,724,757  $5,360,173  $6,188,952  $5,552,198  $4,671,093
Ratio of Expenses to Average Net Assets..........................       0.17%       0.18%       0.17%       0.18%       0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).....................................................       0.17%       0.18%       0.17%       0.18%       0.18%
Ratio of Net Investment Income to Average Net Assets.............       0.79%       0.54%       0.51%       0.54%       0.68%
Portfolio Turnover Rate..........................................         87%        125%         99%        123%        107%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                                                                  ----------------------------------------------------
                                                                    YEAR       YEAR        YEAR       YEAR      YEAR
                                                                   ENDED      ENDED       ENDED      ENDED     ENDED
                                                                  OCT. 31,   OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,
                                                                    2016       2015        2014       2013      2012
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................... $   9.41  $  10.00   $    10.21   $  10.41  $  10.65
                                                                  --------  --------   ----------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................     0.17      0.15         0.15       0.17      0.17
 Net Gains (Losses) on Securities (Realized and Unrealized)......     0.24     (0.59)       (0.22)     (0.11)    (0.06)
                                                                  --------  --------   ----------   --------  --------
   Total from Investment Operations..............................     0.41     (0.44)       (0.07)      0.06      0.11
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................    (0.10)    (0.15)       (0.12)     (0.25)    (0.34)
 Net Realized Gains..............................................       --        --        (0.02)     (0.01)    (0.01)
                                                                  --------  --------   ----------   --------  --------
   Total Distributions...........................................    (0.10)    (0.15)       (0.14)     (0.26)    (0.35)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year..................................... $   9.72  $   9.41   $    10.00   $  10.21  $  10.41
================================================================  ========  ========   ==========   ========  ========
Total Return.....................................................     4.44%    (4.42)%      (0.72)%     0.52%     1.22%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).............................. $988,751  $995,914   $1,099,647   $985,287  $863,403
Ratio of Expenses to Average Net Assets..........................     0.17%     0.17%        0.17%      0.18%     0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).....................................................     0.17%     0.17%        0.17%      0.18%     0.19%
Ratio of Net Investment Income to Average Net Assets.............     1.75%     1.55%        1.46%      1.62%     1.65%
Portfolio Turnover Rate..........................................       54%       56%          48%        99%      109%
------------------------------------------------------------------------------------------------------------------------

                                                                           DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                                  ------------------------------------------------------------
                                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                                    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                      2016         2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................... $     11.08  $     11.06  $    11.14  $    11.28  $    11.32
                                                                  -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)................................        0.18         0.17        0.15        0.12        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)......        0.10         0.07        0.05       (0.05)       0.22
                                                                  -----------  -----------  ----------  ----------  ----------
   Total from Investment Operations..............................        0.28         0.24        0.20        0.07        0.40
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...........................................       (0.17)       (0.20)      (0.13)      (0.10)      (0.23)
 Net Realized Gains..............................................       (0.03)       (0.02)      (0.15)      (0.11)      (0.21)
                                                                  -----------  -----------  ----------  ----------  ----------
   Total Distributions...........................................       (0.20)       (0.22)      (0.28)      (0.21)      (0.44)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year..................................... $     11.16  $     11.08  $    11.06  $    11.14  $    11.28
================================================================  ===========  ===========  ==========  ==========  ==========
Total Return.....................................................        2.63%        2.22%       1.90%       0.63%       3.74%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).............................. $12,597,375  $11,237,965  $9,818,116  $7,851,561  $6,341,337
Ratio of Expenses to Average Net Assets..........................        0.27%        0.27%       0.27%       0.28%       0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).....................................................        0.27%        0.27%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to Average Net Assets.............        1.60%        1.55%       1.34%       1.05%       1.64%
Portfolio Turnover Rate..........................................          41%          51%         62%         72%         58%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                                                                   -------------------------------------------------
                                                                                                               PERIOD
                                                                     YEAR      YEAR      YEAR      YEAR       DEC. 6,
                                                                    ENDED     ENDED     ENDED     ENDED      2011(A) TO
                                                                   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                                     2016      2015      2014      2013         2012
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $  10.48  $  10.81  $  10.31  $  10.56   $  10.00
                                                                   --------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................     0.11      0.14      0.19      0.16       0.18
  Net Gains (Losses) on Securities (Realized and Unrealized)......     0.50      0.27      0.60     (0.14)      0.48
                                                                   --------  --------  --------  --------   --------
   Total from Investment Operations...............................     0.61      0.41      0.79      0.02       0.66
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................    (0.71)    (0.69)    (0.29)    (0.17)     (0.10)
  Net Realized Gains..............................................    (0.01)    (0.05)       --     (0.10)        --
                                                                   --------  --------  --------  --------   --------
   Total Distributions............................................    (0.72)    (0.74)    (0.29)    (0.27)     (0.10)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $  10.37  $  10.48  $  10.81  $  10.31   $  10.56
================================================================== ========  ========  ========  ========  ==========
Total Return......................................................     6.26%     3.93%     7.93%     0.23%      6.66%(D)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $772,664  $567,118  $355,241  $240,733   $141,237
Ratio of Expenses to Average Net Assets...........................     0.20%     0.20%     0.20%     0.20%      0.20%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................     0.22%     0.22%     0.22%     0.23%      0.37%(C)(E)
Ratio of Net Investment Income to Average Net Assets..............     1.09%     1.37%     1.81%     1.53%      1.83%(C)(E)
Portfolio Turnover Rate...........................................       48%       27%       41%       44%        82%(D)
----------------------------------------------------------------------------------------------------------------------------

                                                                               DFA SHORT-TERM GOVERNMENT PORTFOLIO
                                                                   -----------------------------------------------------------

                                                                      YEAR        YEAR        YEAR         YEAR        YEAR
                                                                     ENDED       ENDED       ENDED        ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                      2016        2015        2014         2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $    10.75  $    10.69  $    10.70  $    10.88   $    10.99
                                                                   ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.11        0.10        0.08        0.08         0.11
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.04        0.07          --       (0.08)        0.09
                                                                   ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations...............................       0.15        0.17        0.08          --         0.20
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.11)      (0.09)      (0.07)      (0.09)       (0.11)
  Net Realized Gains..............................................      (0.04)      (0.02)      (0.02)      (0.09)       (0.20)
                                                                   ----------  ----------  ----------  ----------   ----------
   Total Distributions............................................      (0.15)      (0.11)      (0.09)      (0.18)       (0.31)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    10.75  $    10.75  $    10.69  $    10.70   $    10.88
================================================================== ==========  ==========  ==========  ==========   ==========
Total Return......................................................       1.40%       1.65%       0.83%      (0.03)%       1.89%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $2,094,510  $2,144,989  $2,061,710  $1,780,576   $1,585,670
Ratio of Expenses to Average Net Assets...........................       0.19%       0.19%       0.19%       0.19%        0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered
 by Advisor and Fees Paid Indirectly).............................       0.19%       0.19%       0.19%       0.19%        0.20%
Ratio of Net Investment Income to Average Net Assets..............       1.02%       0.90%       0.75%       0.78%        0.98%
Portfolio Turnover Rate...........................................         51%         82%         40%         37%          41%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                                   -----------------------------------------------------------
                                                                      YEAR        YEAR        YEAR         YEAR        YEAR
                                                                     ENDED       ENDED       ENDED        ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                      2016        2015        2014         2013        2012
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $    12.67  $    12.60  $    12.52  $    13.13   $    12.90
                                                                   ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.26        0.27        0.29        0.31         0.37
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.24        0.13        0.08       (0.58)        0.32
                                                                   ----------  ----------  ----------  ----------   ----------
   Total from Investment Operations...............................       0.50        0.40        0.37       (0.27)        0.69
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.25)      (0.27)      (0.29)      (0.32)       (0.37)
  Net Realized Gains..............................................      (0.06)      (0.06)         --       (0.02)       (0.09)
                                                                   ----------  ----------  ----------  ----------   ----------
   Total Distributions............................................      (0.31)      (0.33)      (0.29)      (0.34)       (0.46)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    12.86  $    12.67  $    12.60  $    12.52   $    13.13
================================================================== ==========  ==========  ==========  ==========   ==========
Total Return......................................................       3.95%       3.25%       3.00%      (2.09)%       5.49%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $3,811,636  $3,378,949  $4,021,616  $3,665,838   $3,058,924
Ratio of Expenses to Average Net Assets...........................       0.12%       0.12%       0.12%       0.12%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.12%       0.12%       0.12%       0.12%        0.13%
Ratio of Net Investment Income to Average Net Assets..............       2.01%       2.17%       2.30%       2.45%        2.85%
Portfolio Turnover Rate...........................................         17%         19%         29%          6%           4%
--------------------------------------------------------------------------------------------------------------------------------

                                                                            DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                                                                   ----------------------------------------------------------
                                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                      2016        2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............................. $    10.82  $    10.86  $    10.86  $    10.98  $    10.86
                                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.19        0.17        0.16        0.17        0.21
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.10       (0.01)         --       (0.09)       0.13
                                                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............................       0.29        0.16        0.16        0.08        0.34
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.19)      (0.19)      (0.14)      (0.18)      (0.20)
  Net Realized Gains..............................................      (0.02)      (0.01)      (0.02)      (0.02)      (0.02)
                                                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............................................      (0.21)      (0.20)      (0.16)      (0.20)      (0.22)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................................... $    10.90  $    10.82  $    10.86  $    10.86  $    10.98
================================================================== ==========  ==========  ==========  ==========  ==========
Total Return......................................................       2.70%       1.48%       1.44%       0.79%       3.22%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............................. $4,723,470  $3,896,233  $3,822,894  $2,632,084  $1,975,102
Ratio of Expenses to Average Net Assets...........................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.22%       0.22%       0.22%       0.23%       0.23%
Ratio of Net Investment Income to Average Net Assets..............       1.77%       1.58%       1.45%       1.57%       1.96%
Portfolio Turnover Rate...........................................         25%         28%         23%         19%         21%
------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                                            ---------------------------------------------------------

                                               YEAR        YEAR        YEAR         YEAR       YEAR
                                              ENDED       ENDED       ENDED        ENDED      ENDED
                                             OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,
                                               2016        2015        2014         2013       2012
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....... $    10.67  $    10.80  $    10.50  $    11.10   $  10.46
                                            ----------  ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........       0.32        0.33        0.33        0.31       0.33
 Net Gains (Losses) on Securities
   (Realized and Unrealized)...............       0.37       (0.04)       0.28       (0.59)      0.61
                                            ----------  ----------  ----------  ----------   --------
   Total from Investment Operations........       0.69        0.29        0.61       (0.28)      0.94
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................      (0.34)      (0.37)      (0.31)      (0.31)     (0.30)
 Net Realized Gains........................      (0.05)      (0.05)         --       (0.01)        --
                                            ----------  ----------  ----------  ----------   --------
   Total Distributions.....................      (0.39)      (0.42)      (0.31)      (0.32)     (0.30)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............. $    10.97  $    10.67  $    10.80  $    10.50   $  11.10
==========================================  ==========  ==========  ==========  ==========   ========
Total Return...............................       6.61%       2.66%       5.91%      (2.62)%     9.19%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...... $1,414,041  $1,068,817  $2,133,894  $1,391,394   $828,270
Ratio of Expenses to Average Net Assets....       0.22%       0.22%       0.22%       0.22%      0.22%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid
 Indirectly)...............................       0.22%       0.22%       0.22%       0.23%      0.24%
Ratio of Net Investment Income to Average
 Net Assets................................       2.99%       3.05%       3.06%       2.88%      3.04%
Portfolio Turnover Rate....................         28%         30%         23%         10%         8%
-------------------------------------------------------------------------------------------------------

                                            DFA TARGETED CREDIT PORTFOLIO
                                            ---------------------
                                                            PERIOD
                                              YEAR         MAY 20,
                                             ENDED        2015(A) TO
                                            OCT. 31,       OCT. 31,
                                              2016           2015
-------------------------------------------------------------------------
Net Asset Value, Beginning of Period....... $   9.96     $  10.00
                                             --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........     0.21         0.08
 Net Gains (Losses) on Securities
   (Realized and Unrealized)...............     0.12        (0.06)
                                             --------    --------
   Total from Investment Operations........     0.33         0.02
-------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................    (0.21)       (0.06)
 Net Realized Gains........................       --           --
                                             --------    --------
   Total Distributions.....................    (0.21)       (0.06)
-------------------------------------------------------------------------
Net Asset Value, End of Period............. $  10.08     $   9.96
==========================================  ==========  ===========
Total Return...............................     3.39%        0.18%(D)
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)...... $356,579     $220,608
Ratio of Expenses to Average Net Assets....     0.20%        0.20%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid
 Indirectly)...............................     0.24%        0.28%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets................................     2.06%        1.81%(C)(E)
Portfolio Turnover Rate....................       21%           2%(D)
-------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DFA INVESTMENT GRADE PORTFOLIO
                                                   --------------------------------------------------------------

                                                      YEAR        YEAR          YEAR           YEAR          YEAR
                                                     ENDED       ENDED         ENDED          ENDED         ENDED
                                                    OCT. 31,    OCT. 31,      OCT. 31,       OCT. 31,      OCT. 31,
                                                      2016        2015          2014           2013          2012
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.............. $    10.80  $    10.76  $    10.57     $    10.99     $  10.60
                                                   ----------  ----------  ----------     ----------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.24        0.27        0.26           0.25         0.25
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.25        0.02        0.18          (0.42)        0.40
                                                   ----------  ----------  ----------     ----------     --------
   Total from Investment Operations...............       0.49        0.29        0.44          (0.17)        0.65
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.22)      (0.25)      (0.25)         (0.24)       (0.26)
 Net Realized Gains...............................      (0.03)         --          --          (0.01)          --
                                                   ----------  ----------  ----------     ----------     --------
   Total Distributions............................      (0.25)      (0.25)      (0.25)         (0.25)       (0.26)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    11.04  $    10.80  $    10.76     $    10.57     $  10.99
=================================================  ==========  ==========  ==========     ==========     ========
Total Return......................................       4.62%       2.77%       4.29%         (1.58)%       6.21%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $6,193,789  $4,153,194  $2,433,057     $1,442,269     $899,163
Ratio of Expenses to Average Net Assets...........       0.22%       0.22%       0.22%(B)       0.22%(B)     0.22%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................       0.22%       0.38%       0.40%(B)       0.41%(B)     0.41%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.20%       2.49%       2.40%(B)       2.30%(B)     2.32%(B)
Portfolio Turnover Rate...........................          7%         52%        N/A            N/A          N/A
----------------------------------------------------------------------------------------------------------------------

                                                   DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                                                   --------------------------------------
                                                                   PERIOD
                                                                  AUG. 10,
                                                                 2016(A) TO
                                                                  OCT. 31,
                                                                    2016
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..............                $  10.00
                                                                  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................                    0.02
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................                   (0.08)
                                                                  --------
   Total from Investment Operations...............                   (0.06)
-----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................                   (0.02)
 Net Realized Gains...............................                      --
                                                                  --------
   Total Distributions............................                   (0.02)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year......................                $   9.92
=================================================  ======================================
Total Return......................................                   (0.64)%(D)
-----------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...............                $112,561
Ratio of Expenses to Average Net Assets...........                    0.15%(B)(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................                    0.45%(B)(C)(E)
Ratio of Net Investment Income to Average Net
 Assets...........................................                    0.91%(C)(E)
Portfolio Turnover Rate...........................                       0%
-----------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            DFA LTIP PORTFOLIO
                           ----------------------------------------------
                                                                    PERIOD
                             YEAR     YEAR      YEAR     YEAR      MARCH 7,
                            ENDED    ENDED     ENDED    ENDED     2012(A) TO
                           OCT. 31, OCT. 31,  OCT. 31, OCT. 31,    OCT. 31,
                             2016     2015      2014     2013        2012
---------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  8.67   $ 9.50    $ 8.80  $ 11.38     $10.00
                           -------   ------    ------  -------     ------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............    0.26     0.05      0.20     0.15       0.12
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    1.03    (0.81)     0.86    (2.60)      1.30
                           -------   ------    ------  -------     ------
   Total from Investment
    Operations............    1.29    (0.76)     1.06    (2.45)      1.42
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....   (0.15)   (0.07)    (0.36)   (0.13)     (0.04)
 Net Realized Gains.......      --       --        --       --         --
                           -------   ------    ------  -------     ------
   Total Distributions....   (0.15)   (0.07)    (0.36)   (0.13)     (0.04)
---------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  9.81   $ 8.67    $ 9.50  $  8.80     $11.38
========================   ======== ========  ======== ========  ==========
Total Return..............   14.90%   (8.04)%   12.22%  (21.54)%    14.23%(D)
---------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $63,267   $  208    $  995  $ 1,375     $  489
Ratio of Expenses to
 Average Net Assets.......    0.15%    0.28%     0.40%    0.40%      0.40%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....    0.21%   16.22%     3.63%    2.90%     29.65%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................    2.76%    0.49%     2.29%    1.50%      1.68%(C)(E)
Portfolio Turnover Rate...       4%      88%      105%     120%        11%(D)
---------------------------------------------------------------------------------

                                   DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                           ------------------------------------------------------------

                              YEAR         YEAR        YEAR         YEAR        YEAR
                             ENDED        ENDED       ENDED        ENDED       ENDED
                            OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                              2016         2015        2014         2013        2012
----------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $    11.54  $    11.75   $    11.84  $    13.00   $    12.35
                           ----------  ----------   ----------  ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.16        0.06         0.22        0.21         0.27
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.53       (0.17)       (0.06)      (1.05)        0.79
                           ----------  ----------   ----------  ----------   ----------
   Total from Investment
    Operations............       0.69       (0.11)        0.16       (0.84)        1.06
----------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.13)      (0.07)       (0.25)      (0.24)       (0.27)
 Net Realized Gains.......      (0.01)      (0.03)          --       (0.08)       (0.14)
                           ----------  ----------   ----------  ----------   ----------
   Total Distributions....      (0.14)      (0.10)       (0.25)      (0.32)       (0.41)
----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.09  $    11.54   $    11.75  $    11.84   $    13.00
========================   ==========  ==========   ==========  ==========   ==========
Total Return..............       5.96%      (0.98)%       1.38%      (6.59)%       8.70%
----------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $3,514,067  $2,982,898   $2,722,146  $2,592,771   $2,511,251
Ratio of Expenses to
 Average Net Assets.......       0.12%       0.12%        0.12%       0.12%        0.13%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....       0.12%       0.12%        0.12%       0.12%        0.13%
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.35%       0.54%        1.83%       1.68%        2.12%
Portfolio Turnover Rate...         19%         12%          25%         26%           9%
----------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           DFA SHORT-DURATION REAL RETURN PORTFOLIO DFA MUNICIPAL REAL RETURN PORTFOLIO
                           --------------------------------         ---------------------------
                                                       PERIOD                          PERIOD
                             YEAR         YEAR        NOV. 5,         YEAR            NOV. 4,
                            ENDED        ENDED       2013(A) TO      ENDED           2014(A) TO
                           OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,          OCT. 31,
                             2016         2015          2014          2016              2015
-------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $   9.79   $  10.00      $  10.00        $   9.72        $  10.00
                           --------   --------      --------          --------      --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.17       0.14          0.11            0.12            0.11
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.18      (0.26)        (0.09)           0.21           (0.31)
                           --------   --------      --------          --------      --------
   Total from Investment
    Operations............     0.35      (0.12)         0.02            0.33           (0.20)
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.12)     (0.09)        (0.02)          (0.12)          (0.08)
 Net Realized Gains.......       --         --            --              --              --
                           --------   --------      --------          --------      --------
   Total Distributions....    (0.12)     (0.09)        (0.02)          (0.12)          (0.08)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  10.02   $   9.79      $  10.00        $   9.93        $   9.72
========================   ========   ========     ==========       =============  ==============
Total Return..............     3.67%     (1.14)%        0.20%(D)        3.40%          (1.98)%(D)
-------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $914,956   $784,996      $632,077        $473,985        $184,238
Ratio of Expenses to
 Average Net Assets.......     0.24%      0.24%         0.24%(C)(E)     0.26%           0.27%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....     0.23%      0.23%         0.31%(C)(E)     0.24%           0.35%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.68%      1.38%(E)      1.12%(C)(E)     1.19%           1.12%(C)(E)
Portfolio Turnover Rate...       62%        30%          138%(D)           0%              0%(D)
-------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)(A)

                                 DFA MUNICIPAL
                                 BOND PORTFOLIO                 DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                           -------------------        ----------------------------------------------------------
                                         PERIOD
                             YEAR      MARCH 10,         YEAR        YEAR        YEAR        YEAR        YEAR
                            ENDED      2015(A) TO       ENDED       ENDED       ENDED       ENDED       ENDED
                           OCT. 31,     OCT. 31,       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                             2016         2015           2016        2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  10.12   $  10.00        $    10.24  $    10.23  $    10.23  $    10.29  $    10.30
                           --------   --------        ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.12       0.09              0.09        0.09        0.09        0.10        0.14
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.10       0.09             (0.02)       0.01          --       (0.06)      (0.01)
                           --------   --------        ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations............     0.22       0.18              0.07        0.10        0.09        0.04        0.13
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.12)     (0.06)            (0.10)      (0.09)      (0.09)      (0.10)      (0.14)
 Net Realized Gains.......       --         --                --          --          --          --          --
                           --------   --------        ----------  ----------  ----------  ----------  ----------
   Total Distributions....    (0.12)     (0.06)            (0.10)      (0.09)      (0.09)      (0.10)      (0.14)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  10.22   $  10.12        $    10.21  $    10.24  $    10.23  $    10.23  $    10.29
========================   ========  ==========       ==========  ==========  ==========  ==========  ==========
Total Return..............     2.22%      1.83%(D)          0.68%       1.00%       0.87%       0.42%       1.30%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $220,721   $100,315        $2,103,981  $2,199,837  $2,206,915  $1,780,699  $1,582,296
Ratio of Expenses to
 Average Net Assets.......     0.23%      0.23%(C)(E)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.25%      0.37%(C)(E)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.13%      1.31%(C)(E)       0.92%       0.90%       0.88%       0.98%       1.38%
Portfolio Turnover Rate...        2%         2%(D)            11%         18%         30%         24%         20%
-----------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                           ---------------------------------------------------
                                                                          PERIOD
                              YEAR       YEAR      YEAR       YEAR       MARCH 1,
                             ENDED      ENDED     ENDED      ENDED      2012(A) TO
                            OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,     OCT. 31,
                              2016       2015      2014       2013         2012
--------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $    10.17  $  10.10  $   9.84  $  10.06    $ 10.00
                           ----------  --------  --------  --------    -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.14      0.15      0.17      0.13       0.07
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.09      0.06      0.25     (0.22)      0.04
                           ----------  --------  --------  --------    -------
   Total from Investment
    Operations............       0.23      0.21      0.42     (0.09)      0.11
--------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.15)    (0.14)    (0.16)    (0.13)     (0.05)
                           ----------  --------  --------  --------    -------
   Total Distributions....      (0.15)    (0.14)    (0.16)    (0.13)     (0.05)
--------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    10.25  $  10.17  $  10.10  $   9.84    $ 10.06
========================   ==========  ========  ========  ========   ==========
Total Return..............       2.23%     2.13%     4.34%    (0.91)%     1.13%(D)
--------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $1,264,647  $910,481  $508,722  $269,514    $89,499
Ratio of Expenses to
 Average Net Assets.......       0.23%     0.23%     0.23%     0.23%      0.23%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....       0.22%     0.23%     0.24%     0.26%      0.34%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.34%     1.47%     1.69%     1.36%      1.09%(C)(E)
Portfolio Turnover Rate...          3%        1%        4%        0%         2%(D)
--------------------------------------------------------------------------------------

                           DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                           ------------------------------------------------

                             YEAR       YEAR      YEAR      YEAR      YEAR
                            ENDED      ENDED     ENDED     ENDED     ENDED
                           OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                             2016       2015      2014      2013      2012
-----------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  10.34   $  10.33  $  10.31  $  10.34  $  10.32
                           --------   --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.09       0.08      0.09      0.10      0.15
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.01)      0.01      0.01     (0.03)     0.02
                           --------   --------  --------  --------  --------
   Total from Investment
    Operations............     0.08       0.09      0.10      0.07      0.17
-----------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.09)     (0.08)    (0.08)    (0.10)    (0.15)
                           --------   --------  --------  --------  --------
   Total Distributions....    (0.09)     (0.08)    (0.08)    (0.10)    (0.15)
-----------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  10.33   $  10.34  $  10.33  $  10.31  $  10.34
========================   ========   ========  ========  ========  ========
Total Return..............     0.79%      0.87%     1.02%     0.70%     1.61%
-----------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $880,209   $825,484  $703,773  $521,090  $395,141
Ratio of Expenses to
 Average Net Assets.......     0.22%      0.22%     0.22%     0.23%     0.23%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....     0.22%      0.22%     0.22%     0.23%     0.23%
Ratio of Net Investment
 Income to Average Net
 Assets...................     0.84%      0.78%     0.83%     0.98%     1.41%
Portfolio Turnover Rate...       20%        23%       22%       28%       20%
-----------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO DFA NY MUNICIPAL BOND PORTFOLIO
                           -----------------------------------------------           -----------------------
                                                                         PERIOD                       PERIOD
                             YEAR         YEAR      YEAR      YEAR      NOV. 29,       YEAR          JUNE 16,
                            ENDED        ENDED     ENDED     ENDED     2011(A) TO     ENDED         2015(A) TO
                           OCT. 31,     OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,
                             2016         2015      2014      2013        2012         2016            2015
--------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  10.56     $  10.47  $  10.16  $ 10.30   $ 10.00        $ 10.14       $ 10.00
                           --------     --------  --------  -------   -------        -------       -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.15         0.17      0.18     0.15      0.15           0.11          0.05
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........     0.07         0.08      0.30    (0.14)     0.27           0.12          0.12
                           --------     --------  --------  -------   -------        -------       -------
   Total from Investment
    Operations............     0.22         0.25      0.48     0.01      0.42           0.23          0.17
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.16)       (0.16)    (0.17)   (0.15)    (0.12)         (0.12)        (0.03)
                           --------     --------  --------  -------   -------        -------       -------
   Total Distributions....    (0.16)       (0.16)    (0.17)   (0.15)    (0.12)         (0.12)        (0.03)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  10.62     $  10.56  $  10.47  $ 10.16   $ 10.30        $ 10.25       $ 10.14
========================   ========     ========  ========  ======== ==========      ============ =============
Total Return..............     2.10%        2.46%     4.82%    0.08%     4.21%(D)       2.29%         1.75%(D)
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $255,893     $196,624  $140,424  $97,199   $58,652        $57,581       $28,985
Ratio of Expenses to
 Average Net Assets.......     0.23%        0.23%     0.23%    0.23%     0.23%(C)(E)    0.25%         0.25%(C)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....     0.23%        0.23%     0.24%    0.26%     0.41%(C)(E)    0.34%         0.51%(C)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................     1.42%        1.59%     1.75%    1.48%     1.51%(C)(E)    1.10%         1.25%(C)(E)
Portfolio Turnover Rate...        4%           2%       14%      11%        0%(D)          1%            0%
--------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which twenty-two (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The DFA Diversified Fixed Income Portfolio achieves its investment objective by primarily investing in other series of the Fund (collectively, the "Master Funds").

                                                                                        PERCENTAGE
                                                                                         OWNERSHIP
FUND OF FUNDS                           MASTER FUNDS                                AT OCTOBER 31, 2016
-------------                           ------------                                -------------------
DFA Diversified Fixed Income Portfolio  DFA Two-Year Global Fixed Income Portfolio          1%
                                        DFA Intermediate Government Fixed Income            1%
                                        Portfolio

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Fund shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio (the "International Fixed Income Portfolios"), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Short-Duration Real Return Portfolio and DFA Diversified Fixed Income Portfolio enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

   The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include TIPS, which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       DFA One-Year Fixed Income Portfolio......................... 0.15%
       DFA Two-Year Global Fixed Income Portfolio.................. 0.15%
       DFA Selectively Hedged Global Fixed Income Portfolio........ 0.15%
       DFA Five-Year Global Fixed Income Portfolio................. 0.25%
       DFA World ex U.S. Government Fixed Income Portfolio......... 0.18%
       DFA Short-Term Government Portfolio......................... 0.17%

       DFA Intermediate Government Fixed Income Portfolio.......... 0.10%
       DFA Short-Term Extended Quality Portfolio................... 0.20%
       DFA Intermediate-Term Extended Quality Portfolio............ 0.20%
       DFA Targeted Credit Portfolio............................... 0.19%
       DFA Investment Grade Portfolio.............................. 0.20%
       DFA Diversified Fixed Income Portfolio...................... 0.12%
       DFA LTIP Portfolio.......................................... 0.10%
       DFA Inflation-Protected Securities Portfolio................ 0.10%
       DFA Short-Duration Real Return Portfolio.................... 0.20%
       DFA Municipal Real Return Portfolio......................... 0.20%
       DFA Municipal Bond Portfolio................................ 0.20%
       DFA Short-Term Municipal Bond Portfolio..................... 0.20%
       DFA Intermediate-Term Municipal Bond Portfolio.............. 0.20%
       DFA California Short-Term Municipal Bond Portfolio.......... 0.20%
       DFA California Intermediate-Term Municipal Bond Portfolio... 0.20%
       DFA NY Municipal Bond Portfolio............................. 0.20%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2017 (and February 28, 2018 with respect to the DFA Diversified Fixed Income Portfolio), and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                            PREVIOUSLY
                                                                            RECOVERY       WAIVED FEES/
                                                              EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                             LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                     AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                                   ---------- ---------------- -----------------
DFA Selectively Hedged Global Fixed Income Portfolio (1)....    0.25%           --                --
DFA World ex U.S. Government Fixed Income Portfolio (1).....    0.20%           --            $  277
DFA Short-Term Government Portfolio (2).....................    0.20%           --                --
DFA Short-Term Extended Quality Portfolio (1)...............    0.22%         $ 39               391
DFA Intermediate-Term Extended Quality Portfolio (1)........    0.22%           21               250
DFA Targeted Credit Portfolio (1)...........................    0.20%           --               180
DFA Investment Grade Portfolio (3)..........................    0.22%          103             8,987
DFA Diversified Fixed Income Portfolio (4)..................    0.15%           --                42
DFA LTIP Portfolio (1)......................................    0.15%            2                59
DFA Inflation-Protected Securities Portfolio (1)............    0.20%           --                --
DFA Short-Duration Real Return Portfolio (5)................    0.24%          117               116
DFA Municipal Real Return Portfolio (1).....................    0.27%           73                --
DFA Municipal Bond Portfolio (1)............................    0.23%           --                91
DFA Short-Term Municipal Bond Portfolio (2).................    0.30%           --                --
DFA Intermediate-Term Municipal Bond Portfolio (1)..........    0.23%           80                60
DFA California Short-Term Municipal Bond Portfolio (1)......    0.30%           --                --
DFA California Intermediate-Term Municipal Bond
  Portfolio (1).............................................    0.23%           12                18
DFA NY Municipal Bond Portfolio (1).........................    0.25%           --                62

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount of a class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Underlying Funds"). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                                 FEES PAID
                                                                 INDIRECTLY
    -                                                            ----------
    DFA Two-Year Global Fixed Income Portfolio..................    $ 80
    DFA Selectively Hedged Global Fixed Income Portfolio........      24
    DFA Five-Year Global Fixed Income Portfolio.................     225
    DFA World ex U.S. Government Fixed Income Portfolio.........      26
    DFA Short-Term Extended Quality Portfolio...................      74
    DFA Targeted Credit Portfolio...............................       6

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            DFA One-Year Fixed Income Portfolio............... $361
            DFA Two-Year Global Fixed Income Portfolio........  295
            DFA Selectively Hedged Global Fixed Income
              Portfolio.......................................   24
            DFA Five-Year Global Fixed Income Portfolio.......  247
            DFA World ex U.S. Government Fixed Income
              Portfolio.......................................    5
            DFA Short-Term Government Portfolio...............   65
            DFA Intermediate Government Fixed Income Portfolio  105
            DFA Short-Term Extended Quality Portfolio.........   58
            DFA Intermediate-Term Extended Quality Portfolio..   21
            DFA Targeted Credit Portfolio.....................    1
            DFA Investment Grade Portfolio....................   33
            DFA Diversified Fixed Income Portfolio............   --
            DFA LTIP Portfolio................................   --
            DFA Inflation-Protected Securities Portfolio......   67
            DFA Short-Duration Real Return Portfolio..........    4
            DFA Municipal Real Return Portfolio...............    1
            DFA Municipal Bond Portfolio......................    1
            DFA Short-Term Municipal Bond Portfolio...........   68
            DFA Intermediate-Term Municipal Bond Portfolio....    6
            DFA California Short-Term Municipal Bond Portfolio   16
            DFA California Intermediate-Term Municipal Bond
              Portfolio.......................................    2
            DFA NY Municipal Bond Portfolio...................   --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                      U.S. GOVERNMENT      OTHER INVESTMENT
                                                        SECURITIES            SECURITIES
                                                   --------------------- ---------------------
                                                   PURCHASES    SALES    PURCHASES    SALES
                                                   ---------- ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio............... $1,629,383 $2,325,422 $2,822,667 $1,804,157
DFA Two-Year Global Fixed Income Portfolio........  1,255,812  2,187,442  2,969,455  2,526,010
DFA Selectively Hedged Global Fixed Income
  Portfolio.......................................    141,667    117,251    362,903    380,759
DFA Five-Year Global Fixed Income Portfolio.......    326,360    646,504  6,153,357  4,209,945
DFA World ex U.S. Government Fixed Income
  Portfolio.......................................     68,007     45,918    452,371    271,791
DFA Short-Term Government Portfolio...............  1,076,299  1,117,940         --         --
DFA Intermediate Government Fixed Income Portfolio  1,004,405    583,180         --         --
DFA Short-Term Extended Quality Portfolio.........    135,196    140,271  1,784,630    920,103
DFA Intermediate-Term Extended Quality Portfolio..     29,476      3,648    614,061    332,331
DFA Targeted Credit Portfolio.....................         --         --    193,342     59,175
DFA Investment Grade Portfolio....................    955,754    180,498  1,435,630    188,257
DFA Diversified Fixed Income Portfolio............     21,723         --     88,073         --
DFA LTIP Portfolio................................     56,047      1,293         --         --
DFA Inflation-Protected Securities Portfolio......    989,961    616,318         --         --
DFA Short-Duration Real Return Portfolio..........    223,338    220,775    382,929    269,397
DFA Municipal Real Return Portfolio...............         --         --    278,718        429
DFA Municipal Bond Portfolio......................         --         --    101,011      3,280
DFA Short-Term Municipal Bond Portfolio...........         --         --    234,434    342,630
DFA Intermediate-Term Municipal Bond Portfolio....         --         --    409,391     35,023
DFA California Short-Term Municipal Bond Portfolio         --         --    212,294    156,139
DFA California Intermediate-Term Municipal Bond
  Portfolio.......................................         --         --     70,770      8,145
DFA NY Municipal Bond Portfolio...................         --         --     21,335        550

   For the period ended October 31, 2016, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                      DFA DIVERSIFIED FIXED INCOME PORTFOLIO
                                          ---------------------------------------------------------------
                                          BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES           10/31/2015 10/31/2016 PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------           ---------- ---------- --------- ----- -------- ----------------
DFA Intermediate Government Fixed Income
  Portfolio..............................     --      $54,746    $55,299   --     $126          --
DFA Two-Year Global Fixed Income
  Portfolio..............................     --       32,806     32,775   --       --          --
                                              --      -------    -------   --     ----          --
Total....................................     --      $87,552    $88,073   --     $126          --
                                              ==      =======    =======   ==     ====          ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, non-deductible expenses, expiration of capital loss carryovers, distribution redesignations and short term distributions from underlying RICs were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                         INCREASE       INCREASE
                                                                        (DECREASE)     (DECREASE)
                                                         INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                        (DECREASE)    NET INVESTMENT  NET REALIZED
                                                      PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                      --------------- -------------- --------------
DFA One-Year Fixed Income Portfolio..................     $1,464         $(1,454)       $    (10)
DFA Two-Year Global Fixed Income Portfolio...........         --          (1,765)          1,765
DFA Selectively Hedged Global Fixed Income Portfolio.        798            (798)             --
DFA Five-Year Global Fixed Income Portfolio..........      6,923           7,664         (14,587)
DFA World ex U.S. Government Fixed Income Portfolio..      2,154          12,004         (14,158)
DFA Short-Term Government Portfolio..................        989            (784)           (205)
DFA Intermediate Government Fixed Income Portfolio...      1,768          (1,551)           (217)
DFA Short-Term Extended Quality Portfolio............        646            (650)              4
DFA Intermediate-Term Extended Quality Portfolio.....        538            (505)            (33)
DFA Targeted Credit Portfolio........................         84             462            (546)
DFA Investment Grade Portfolio.......................      1,915          (1,918)              3
DFA Diversified Fixed Income Portfolio...............         --              --              --
DFA LTIP Portfolio...................................         --              --              --
DFA Inflation-Protected Securities Portfolio.........      3,579          (2,313)         (1,266)
DFA Short-Duration Real Return Portfolio.............        820            (820)             --
DFA Municipal Real Return Portfolio..................         --              --              --
DFA Municipal Bond Portfolio.........................         --              --              --
DFA Short-Term Municipal Bond Portfolio..............         --              --              --
DFA Intermediate-Term Municipal Bond Portfolio.......         --              --              --
DFA California Short-Term Municipal Bond Portfolio...         --              --              --
DFA California Intermediate-Term Municipal Bond
  Portfolio..........................................         --              --              --
DFA NY Municipal Bond Portfolio......................         --              --              --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT RETURN OF
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    CAPITAL   TOTAL
                                     -------------- ------------- ---------- --------- -------
DFA One-Year Fixed Income Portfolio
2015................................    $32,663        $2,569         --          --   $35,232
2016................................     55,296         2,550         --          --    57,846
DFA Two-Year Global Fixed Income
  Portfolio
2015................................     69,027           561         --      $1,390    70,978
2016................................     24,459            --         --          --    24,459
DFA Selectively Hedged Global Fixed
  Income Portfolio
2015................................     17,496            --         --          --    17,496
2016................................     10,482            --         --          --    10,482

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT RETURN OF
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    CAPITAL   TOTAL
                                     -------------- ------------- ---------- --------- --------
DFA Five-Year Global Fixed Income
  Portfolio
2015................................    189,750        $14,765          --      --     $204,515
2016................................    186,372         30,555          --      --      216,927
DFA World ex U.S. Government Fixed
  Income Portfolio
2015................................     24,187          1,249          --      --       25,436
2016................................     37,065            629          --      --       37,694
DFA Short-Term Government
  Portfolio
2015................................     19,822          3,547          --      --       23,369
2016................................     24,266          5,104          --      --       29,370
DFA Intermediate Government Fixed
  Income Portfolio
2015................................     94,410         20,171          --      --      114,581
2016................................     68,307         14,801          --      --       83,108
DFA Short-Term Extended Quality
  Portfolio
2015................................     73,532          2,296          --      --       75,828
2016................................     75,753          5,231          --      --       80,984
DFA Intermediate-Term Extended
  Quality Portfolio
2015................................     80,044          8,975          --      --       89,019
2016................................     38,250          5,135          --      --       43,385
DFA Targeted Credit Portfolio
2015................................      1,166             --          --      --        1,166
2016................................      6,004             --          --      --        6,004
DFA Investment Grade Portfolio
2015................................     74,964             81          --      --       75,045
2016................................    101,641         13,535          --      --      115,176
DFA Diversified Fixed Income
  Portfolio
2015................................         --             --          --      --           --
2016................................        110             --          --      --          110
DFA LTIP Portfolio
2015................................          1             --          --      --            1
2016................................        786             --          --      --          786
DFA Inflation-Protected Securities
  Portfolio
2015................................     15,848          7,650          --      --       23,498
2016................................     36,066          2,828          --      --       38,894
DFA Short-Duration Real Return
  Portfolio
2015................................      5,809             14          --      --        5,823
2016................................      9,645             --          --      --        9,645
DFA Municipal Real Return Portfolio
2015................................         --             --      $  937      --          937
2016................................         --             --       4,131      --        4,131
DFA Municipal Bond Portfolio
2015................................         --             --         395      --          395
2016................................         --             --       1,922      --        1,922

                                     NET INVESTMENT
                                       INCOME AND
                                       SHORT-TERM     LONG-TERM   TAX EXEMPT RETURN OF
                                     CAPITAL GAINS  CAPITAL GAINS   INCOME    CAPITAL   TOTAL
                                     -------------- ------------- ---------- --------- -------
DFA Short-Term Municipal Bond
  Portfolio
2015................................       --            --        $19,786      --     $19,786
2016................................       --            --         21,005      --      21,005
DFA Intermediate-Term Municipal
  Bond Portfolio
2015................................       --            --          9,647      --       9,647
2016................................       --            --         15,739      --      15,739
DFA California Short-Term Municipal
  Bond Portfolio
2015................................       --            --          5,873      --       5,873
2016................................       --            --          7,440      --       7,440
DFA California Intermediate-Term
  Municipal Bond Portfolio
2015................................       --            --          2,603      --       2,603
2016................................       --            --          3,364      --       3,364
DFA NY Municipal Bond Portfolio
2015................................       --            --             89      --          89
2016................................       --            --            487      --         487

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                           NET INVESTMENT
                                                             INCOME AND
                                                             SHORT-TERM     LONG-TERM
                                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                           -------------- ------------- -------
DFA One-Year Fixed Income Portfolio.......................    $(1,452)       $   (12)   $(1,464)
DFA Two-Year Global Fixed Income Portfolio................         --             --         --
DFA Selectively Hedged Global Fixed Income Portfolio......       (798)            --       (798)
DFA Five-Year Global Fixed Income Portfolio...............     (5,733)        (1,190)    (6,923)
DFA World ex U.S. Government Fixed Income Portfolio.......     (2,098)           (56)    (2,154)
DFA Short-Term Government Portfolio.......................       (811)          (178)      (989)
DFA Intermediate Government Fixed Income Portfolio........     (1,618)          (150)    (1,768)
DFA Short-Term Extended Quality Portfolio.................       (646)            --       (646)
DFA Intermediate-Term Extended Quality Portfolio..........       (509)           (28)      (537)
DFA Targeted Credit Portfolio.............................        (84)            --        (84)
DFA Investment Grade Portfolio............................     (1,915)            --     (1,915)
DFA Diversified Fixed Income Portfolio....................         --             --         --
DFA LTIP Portfolio........................................         --             --         --
DFA Inflation-Protected Securities Portfolio..............     (2,956)          (623)    (3,579)
DFA Short-Duration Real Return Portfolio..................       (820)            --       (820)
DFA Municipal Real Return Portfolio.......................         --             --         --
DFA Municipal Bond Portfolio..............................         --             --         --
DFA Short-Term Municipal Bond Portfolio...................         --             --         --
DFA Intermediate-Term Municipal Bond Portfolio............         --             --         --
DFA California Short-Term Municipal Bond Portfolio........         --             --         --
DFA California Intermediate-Term Municipal Bond Portfolio.         --             --         --
DFA NY Municipal Bond Portfolio...........................         --             --         --

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
DFA One-Year Fixed Income
  Portfolio..........................    $    55        $   403            --       $  1,257      $  1,715
DFA Two-Year Global Fixed Income
  Portfolio..........................     14,818             --      $   (993)        (3,379)       10,446
DFA Selectively Hedged Global Fixed
  Income Portfolio...................     13,914             --       (76,066)         6,178       (55,974)
DFA Five-Year Global Fixed Income
  Portfolio..........................     83,602         42,515            --        112,470       238,587
DFA World ex U.S. Government Fixed
  Income Portfolio...................     19,427            550            --        (15,459)        4,518
DFA Short-Term Government
  Portfolio..........................      3,062          4,717            --          9,353        17,132
DFA Intermediate Government Fixed
  Income Portfolio...................     12,811          6,708            --        106,526       126,045
DFA Short-Term Extended Quality
  Portfolio..........................      1,176             --          (612)        39,450        40,014
DFA Intermediate-Term Extended
  Quality Portfolio..................        697          2,020            --         29,702        32,419
DFA Targeted Credit Portfolio........        661             --          (121)         2,505         3,045
DFA Investment Grade Portfolio.......     17,307             --        (7,217)       116,364       126,454
DFA Diversified Fixed Income
  Portfolio..........................         20             --            --           (491)         (471)
DFA LTIP Portfolio...................        187             --          (343)         4,814         4,658
DFA Inflation-Protected Securities
  Portfolio..........................      6,012          8,864            --        138,793       153,669
DFA Short-Duration Real Return
  Portfolio..........................     10,456             --       (12,827)         2,950           579
DFA Municipal Real Return Portfolio..         98             --        (1,617)         7,848         6,329
DFA Municipal Bond Portfolio.........         39             --            (4)         1,902         1,937
DFA Short-Term Municipal Bond
  Portfolio..........................        358             --          (102)        12,409        12,665
DFA Intermediate-Term Municipal Bond
  Portfolio..........................        338             --           (97)        22,768        23,009
DFA California Short-Term Municipal
  Bond Portfolio.....................        126             --           (13)         5,853         5,966
DFA California Intermediate-Term
  Municipal Bond Portfolio...........         57             --           (10)         5,698         5,745
DFA NY Municipal Bond Portfolio......         10             --            --            607           617

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           EXPIRES ON OCTOBER 31,
                                                           ----------------------
                                                           2018  2019  UNLIMITED   TOTAL
                                                           ----  ----  ---------  -------
DFA One-Year Fixed Income Portfolio.......................  --    --         --        --
DFA Two-Year Global Fixed Income Portfolio................  --    --    $   993   $   993
DFA Selectively Hedged Global Fixed Income Portfolio......  --    --     76,066    76,066
DFA Five-Year Global Fixed Income Portfolio...............  --    --         --        --
DFA World ex U.S. Government Fixed Income Portfolio.......  --    --         --        --
DFA Short-Term Government Portfolio.......................  --    --         --        --
DFA Intermediate Government Fixed Income Portfolio........  --    --         --        --
DFA Short-Term Extended Quality Portfolio.................  --    --        612       612
DFA Intermediate-Term Extended Quality Portfolio..........  --    --         --        --
DFA Targeted Credit Portfolio.............................  --    --        121       121
DFA Investment Grade Portfolio............................  --    --      7,217     7,217
DFA Diversified Fixed Income Portfolio....................  --    --         --        --
DFA LTIP Portfolio*.......................................  --    --        343       343
DFA Inflation-Protected Securities Portfolio..............  --    --         --        --
DFA Short-Duration Real Return Portfolio..................  --    --     12,827    12,827
DFA Municipal Real Return Portfolio.......................  --    --      1,617     1,617
DFA Municipal Bond Portfolio..............................  --    --          4         4
DFA Short-Term Municipal Bond Portfolio...................  --   $ 3         99       102
DFA Intermediate-Term Municipal Bond Portfolio............  --    --         97        97
DFA California Short-Term Municipal Bond Portfolio........ $ 1     3          9        13
DFA California Intermediate-Term Municipal Bond Portfolio.  --    --         10        10
DFA NY Municipal Bond Portfolio...........................  --    --         --        --

----------
* The use of capital losses may be restricted by Section 382 or tax rules in the internal revenue code.

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

        DFA Selectively Hedged Global Fixed Income Portfolio .. $17,312
        DFA LTIP Portfolio .. . . . . . ....................... $    51

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                    ----------- ------------ ------------ --------------
DFA One-Year Fixed Income Portfolio................ $ 7,067,164   $  4,315     $ (3,059)     $  1,256
DFA Two-Year Global Fixed Income Portfolio.........   4,791,369      3,311       (7,249)       (3,938)
DFA Selectively Hedged Global Fixed Income
  Portfolio........................................     978,760      7,322       (1,159)        6,163
DFA Five-Year Global Fixed Income Portfolio........  12,430,815    120,711       (9,723)      110,988
DFA World ex U.S. Government Fixed Income
  Portfolio........................................     766,324     13,029      (28,404)      (15,375)
DFA Short-Term Government Portfolio................   2,077,599     10,601       (1,247)        9,354
DFA Intermediate Government Fixed Income Portfolio.   3,665,024    111,682       (5,156)      106,526
DFA Short-Term Extended Quality Portfolio..........   4,729,357     44,593       (5,143)       39,450

                                                                                              NET
                                                                                           UNREALIZED
                                                     FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                    ---------- ------------ ------------ --------------
DFA Intermediate-Term Extended Quality Portfolio... $1,400,183   $ 34,387     $(4,685)      $ 29,702
DFA Targeted Credit Portfolio......................    351,799      3,494        (979)         2,515
DFA Investment Grade Portfolio.....................  6,237,229    125,951      (9,587)       116,364
DFA Diversified Fixed Income Portfolio.............    111,878         65        (556)          (491)
DFA LTIP Portfolio.................................     55,762      4,813          --          4,813
DFA Inflation-Protected Securities Portfolio.......  3,368,770    138,793          --        138,793
DFA Short-Duration Real Return Portfolio...........    953,216     14,464      (8,956)         5,508
DFA Municipal Real Return Portfolio................    454,098      9,969      (2,121)         7,848
DFA Municipal Bond Portfolio.......................    215,174      2,155        (253)         1,902
DFA Short-Term Municipal Bond Portfolio............  2,066,665     12,883        (474)        12,409
DFA Intermediate-Term Municipal Bond Portfolio.....  1,223,558     24,632      (1,864)        22,768
DFA California Short-Term Municipal Bond Portfolio.    862,797      6,345        (492)         5,853
DFA California Intermediate-Term Municipal Bond
  Portfolio........................................    246,307      6,058        (361)         5,697
DFA NY Municipal Bond Portfolio....................     56,139        629         (21)           608

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio's value. For example, if interest rates rise due to reasons other than inflation a Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The International Fixed Income Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                                                      UNREALIZED
                                                                                                        FOREIGN
SETTLEMENT CURRENCY                                                        CONTRACT      VALUE AT      EXCHANGE
   DATE    AMOUNT**     CURRENCY                  COUNTERPARTY              AMOUNT   OCTOBER 31, 2016 GAIN (LOSS)
---------- -------- ----------------- ------------------------------------ --------  ---------------- -----------
 11/14/16    5,077  Canadian Dollar   Citibank London                      $  3,856      $  3,785       $  (71)
 11/14/16  (13,175) Canadian Dollar   Morgan Stanley and Co. International  (10,287)       (9,823)         464
 11/18/16  (12,806) Singapore Dollar  Morgan Stanley and Co. International   (9,330)       (9,206)         124
 11/18/16  (13,889) Singapore Dollar  Morgan Stanley and Co. International  (10,216)       (9,984)         232
 12/05/16  (10,667) Singapore Dollar  HSBC Bank                              (7,708)       (7,669)          39
 12/05/16  (19,219) Singapore Dollar  HSBC Bank                             (13,990)      (13,818)         172
 01/05/17  (77,294) Swedish Krona     State Street Bank and Trust            (9,040)       (8,586)         454
 01/05/17  (87,593) Swedish Krona     State Street Bank and Trust            (9,934)       (9,731)         203
 01/12/17   (3,241) UK Pound Sterling State Street Bank and Trust            (3,963)       (3,974)         (11)
 01/23/17   (3,016) UK Pound Sterling State Street Bank and Trust            (3,689)       (3,698)          (9)
                                                                           --------      --------       ------
                                                                           $(74,301)     $(72,704)      $1,597
                                                                           ========      ========       ======

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO*

                                                                                        UNREALIZED
                                                                                          FOREIGN
SETTLEMENT CURRENCY                                          CONTRACT      VALUE AT      EXCHANGE
   DATE    AMOUNT**      CURRENCY          COUNTERPARTY       AMOUNT   OCTOBER 31, 2016 GAIN (LOSS)
---------- -------- ------------------ --------------------- --------  ---------------- -----------
 11/04/16  123,336  Australian Dollar  Citibank, N.A.        $ 93,991      $ 93,816       $  (175)
 11/02/16   61,228  New Zealand Dollar Bank of America Corp.   44,452        43,784          (668)
 11/02/16  (61,228) New Zealand Dollar UBS AG                 (43,799)      (43,784)           15
 11/03/16   67,951  New Zealand Dollar JP Morgan               49,428        48,590          (838)
 12/05/16   63,582  New Zealand Dollar UBS AG                  45,425        45,407           (18)
                                                             --------      --------       -------
                                                             $189,497      $187,813       $(1,684)
                                                             ========      ========       =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                                             UNREALIZED
                                                                                               FOREIGN
SETTLEMENT CURRENCY                                               CONTRACT      VALUE AT      EXCHANGE
   DATE    AMOUNT**     CURRENCY            COUNTERPARTY           AMOUNT   OCTOBER 31, 2016 GAIN (LOSS)
---------- -------- ---------------- --------------------------- ---------  ---------------- -----------
 11/14/16  (24,148) Singapore Dollar HSBC Bank                   $ (17,700)    $ (17,359)      $  341
 11/15/16  (22,000) Singapore Dollar HSBC Bank                     (16,128)      (15,815)         313
 11/17/16  (24,830) Singapore Dollar Morgan Stanley and Co.        (18,267)      (17,849)         418
 11/18/16  (25,000) Singapore Dollar Morgan Stanley and Co.        (18,392)      (17,972)         420
 11/21/16  (10,034) Singapore Dollar ANZ Securities                 (7,216)       (7,213)           3
 11/21/16  (11,951) Singapore Dollar ANZ Securities                 (8,617)       (8,591)          26
 12/30/16  (14,861) Singapore Dollar State Street Bank and Trust   (10,686)      (10,685)           1
 01/03/17  (25,714) Singapore Dollar HSBC Bank                     (18,467)      (18,489)         (22)
                                                                 ---------     ---------       ------
                                                                 $(115,473)    $(113,973)      $1,500
                                                                 =========     =========       ======

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO*

                                                                                                  UNREALIZED
                                                                                                    FOREIGN
SETTLEMENT  CURRENCY                                                   CONTRACT      VALUE AT      EXCHANGE
   DATE     AMOUNT**       CURRENCY              COUNTERPARTY           AMOUNT   OCTOBER 31, 2016 GAIN (LOSS)
---------- ----------  ----------------- ---------------------------- ---------  ---------------- -----------
 11/25/16       2,571  Canadian Dollar   Bank of America Corp.        $   1,960     $   1,917       $  (43)
 11/25/16       1,443  Canadian Dollar   Citibank, N.A.                   1,094         1,076          (18)
 11/25/16       1,104  Canadian Dollar   Citibank, N.A.                     841           823          (18)
 11/25/16         (79) Canadian Dollar   Citibank, N.A.                     (60)          (59)           1
 11/25/16      (1,008) Canadian Dollar   State Street Bank and Trust       (762)         (752)          10
 11/25/16      (3,788) Canadian Dollar   UBS AG                          (2,870)       (2,825)          45
 11/25/16      (4,008) Canadian Dollar   Citibank, N.A.                  (3,026)       (2,989)          37
 11/25/16     (98,565) Canadian Dollar   JP Morgan                      (76,548)      (73,496)       3,052
 01/24/17    (186,414) Denmark Krone     JP Morgan                      (27,471)      (27,621)        (150)
 01/11/17     (25,000) Euro              JP Morgan                      (27,844)      (27,534)         310
 01/11/17     (25,977) Euro              UBS AG                         (28,935)      (28,610)         325
 01/12/17     (97,758) Euro              UBS AG                        (108,149)     (107,674)         475
 01/20/17     (76,099) Euro              UBS AG                         (83,229)      (83,848)        (619)
 01/23/17     (74,323) Euro              UBS AG                         (81,124)      (81,902)        (778)
 01/24/17  (8,184,820) Japanese Yen      Bank of America Corp.          (78,363)      (78,323)          40
 01/18/17     (86,218) Norwegian Krone   Citibank, N.A.                 (10,588)      (10,437)         151
 11/14/16         270  Singapore Dollar  ANZ Securities                     195           194           (1)
 11/14/16     (23,840) Singapore Dollar  ANZ Securities                 (17,460)      (17,137)         323
 01/20/17    (331,170) Swedish Krona     Citibank, N.A.                 (37,326)      (36,816)         510
 01/05/17     (94,177) UK Pound Sterling Bank of America Corp.         (116,505)     (115,460)       1,045
 01/23/17        (943) UK Pound Sterling National Australia Bank Ltd.    (1,151)       (1,156)          (5)
 01/23/17     (25,794) UK Pound Sterling State Street Bank and Trust    (31,548)      (31,634)         (86)
                                                                      ---------     ---------       ------
                                                                      $(728,869)    $(724,263)      $4,606
                                                                      =========     =========       ======

DFA TARGETED CREDIT PORTFOLIO*

                                                                                            UNREALIZED
                                                                                              FOREIGN
SETTLEMENT CURRENCY                                               CONTRACT     VALUE AT      EXCHANGE
   DATE    AMOUNT**     CURRENCY             COUNTERPARTY          AMOUNT  OCTOBER 31, 2016 GAIN (LOSS)
---------- -------- ----------------- --------------------------- -------- ---------------- -----------
 01/19/17   (2,564) UK Pound Sterling State Street Bank and Trust $(3,156)     $(3,144)         $12
                                                                  -------      -------          ---
                                                                  $(3,156)     $(3,144)         $12
                                                                  =======      =======          ===

* During the year ended October 31, 2016, the following Portfolios' average contract amount of forward currency contracts were (in thousands):

         DFA Two-Year Global Fixed Income Portfolio........... $ 80,651
         DFA Selectively Hedged Global Fixed Income Portfolio.  316,315
         DFA Five-Year Global Fixed Income Portfolio..........  491,469
         DFA World ex U.S. Government Fixed Income Portfolio..  753,332
         DFA Targeted Credit Portfolio........................    2,954

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating "synthetic" inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

   The Advisor and the Fund do not believe that a Portfolio's obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio's borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor.

   At October 31, 2016, DFA Short-Duration Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                        UNREALIZED
                       PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
    COUNTERPARTY         MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
---------------------- -------- -------- ---------- -------- -------- --------------
Bank of America Corp..  1.733%    CPI    11/07/2017   USD    $40,000      $(759)
Bank of America Corp..  1.680%    CPI    05/09/2021   USD     26,000        365
Bank of America Corp..  1.633%    CPI    04/14/2021   USD     27,000        402
Bank of America Corp..  1.593%    CPI    01/04/2021   USD     14,000        150
Bank of America Corp..  1.525%    CPI    08/31/2021   USD     43,000        698

                                                                                  UNREALIZED
                                 PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
         COUNTERPARTY              MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
-------------------------------- -------- -------- ---------- -------- -------- --------------
Bank of America Corp............  1.435%    CPI    10/30/2020   USD    $ 30,000    $   454
Citibank, N.A...................  2.215%    CPI    07/25/2018   USD      28,000     (1,168)
Citibank, N.A...................  1.985%    CPI    03/14/2017   USD      19,000       (484)
Citibank, N.A...................  1.975%    CPI    02/13/2017   USD      27,000       (654)
Citibank, N.A...................  1.864%    CPI    11/13/2016   USD      26,000       (692)
Citibank, N.A...................  1.849%    CPI    10/27/2021   USD      20,000         50
Citibank, N.A...................  1.800%    CPI    06/02/2020   USD      42,000       (118)
Citibank, N.A...................  1.790%    CPI    11/19/2018   USD      31,000       (627)
Citibank, N.A...................  1.655%    CPI    07/20/2020   USD      40,000        401
Citibank, N.A...................  1.623%    CPI    06/20/2020   USD      38,000        507
Citibank, N.A...................  1.320%    CPI    01/20/2019   USD      30,000        130
Credit Suisse...................  1.968%    CPI    02/24/2017   USD      19,000       (459)
Credit Suisse...................  1.837%    CPI    04/28/2019   USD      42,000       (112)
Credit Suisse...................  1.735%    CPI    03/05/2019   USD      33,000       (166)
Deutsche Bank AG, London Branch.  2.242%    CPI    06/12/2019   USD      26,000     (1,208)
Deutsche Bank AG, London Branch.  1.945%    CPI    01/08/2017   USD      23,000       (555)
Deutsche Bank AG, London Branch.  1.930%    CPI    02/05/2017   USD      18,000       (409)
Deutsche Bank AG, London Branch.  1.765%    CPI    03/03/2019   USD      40,000       (270)
Deutsche Bank AG, London Branch.  1.753%    CPI    06/29/2018   USD      43,000        (42)
Deutsche Bank AG, London Branch.  1.718%    CPI    09/27/2021   USD      36,000        307
Deutsche Bank AG, London Branch.  1.670%    CPI    07/08/2019   USD      40,000        336
Deutsche Bank AG, London Branch.  1.563%    CPI    07/28/2019   USD      48,000        495
Deutsche Bank AG, London Branch.  1.429%    CPI    10/20/2020   USD      42,000        611
Deutsche Bank AG, London Branch.  1.348%    CPI    01/28/2020   USD      14,000        259
                                                                       --------    -------
                                                                       $905,000    $(2,558)
                                                                       ========    =======


   At October 31, 2016, DFA Municipal Real Return Portfolio had the following outstanding inflation rate swaps (dollar amounts in thousands):

                                                                        UNREALIZED
                       PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
    COUNTERPARTY         MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
---------------------- -------- -------- ---------- -------- -------- --------------
Bank of America Corp..  1.833%    CPI    07/15/2020   USD    $10,000      $ (47)
Bank of America Corp..  1.814%    CPI    07/24/2021   USD     11,000        (44)
Bank of America Corp..  1.715%    CPI    09/28/2023   USD     11,000        163
Bank of America Corp..  1.706%    CPI    06/14/2022   USD     11,000        156
Bank of America Corp..  1.704%    CPI    05/31/2021   USD     27,000        335
Bank of America Corp..  1.663%    CPI    04/15/2022   USD     17,000        274
Bank of America Corp..  1.619%    CPI    10/14/2022   USD     12,000        125
Bank of America Corp..  1.610%    CPI    12/31/2020   USD     20,000        194
Bank of America Corp..  1.609%    CPI    06/24/2021   USD     17,000        278
Bank of America Corp..  1.580%    CPI    12/30/2020   USD     14,000        157
Bank of America Corp..  1.580%    CPI    08/07/2020   USD     19,000        117
Bank of America Corp..  1.570%    CPI    02/26/2019   USD      6,000          1
Bank of America Corp..  1.550%    CPI    01/26/2021   USD      6,000         12
Bank of America Corp..  1.548%    CPI    01/08/2021   USD      8,000        105
Bank of America Corp..  1.530%    CPI    12/24/2020   USD     19,000        260
Bank of America Corp..  1.520%    CPI    12/23/2020   USD     14,000        199
Bank of America Corp..  1.365%    CPI    01/21/2019   USD      5,000         14
Citibank, N.A.........  1.935%    CPI    11/07/2019   USD     20,000       (557)
Citibank, N.A.........  1.818%    CPI    12/01/2019   USD      3,000        (64)

                                                                  UNREALIZED
                 PAYMENTS PAYMENTS EXPIRATION          NOTIONAL  APPRECIATION
  COUNTERPARTY     MADE   RECEIVED    DATE    CURRENCY  AMOUNT  (DEPRECIATION)
 --------------- -------- -------- ---------- -------- -------- --------------
 Citibank, N.A..  1.789%    CPI    03/31/2024   USD    $ 21,000     $  260
 Citibank, N.A..  1.752%    CPI    05/20/2023   USD      17,000        256
 Citibank, N.A..  1.718%    CPI    05/27/2020   USD      16,000        166
 Citibank, N.A..  1.698%    CPI    06/02/2022   USD      22,000        338
 Citibank, N.A..  1.581%    CPI    12/28/2020   USD      10,000        111
 Citibank, N.A..  1.578%    CPI    08/09/2023   USD      25,000        589
 Citibank, N.A..  1.577%    CPI    11/18/2021   USD      10,000        130
 Citibank, N.A..  1.555%    CPI    12/11/2020   USD      10,000        122
 Citibank, N.A..  1.533%    CPI    11/10/2020   USD      10,000        112
 Citibank, N.A..  1.520%    CPI    08/01/2021   USD      24,000        442
 Citibank, N.A..  1.494%    CPI    01/08/2021   USD       4,000         12
 Citibank, N.A..  1.481%    CPI    08/18/2021   USD      17,000        328
 Citibank, N.A..  1.253%    CPI    02/11/2022   USD      12,000        437
 Citibank, N.A..  1.253%    CPI    01/20/2019   USD      12,000        192
                                                       --------     ------
                                                       $460,000     $5,173
                                                       ========     ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                          SWAP
                                                        CONTRACTS
                                                        ---------
              DFA Short-Duration Real Return Portfolio. $782,133
              DFA Municipal Real Return Portfolio......  351,417

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2016:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Inflation swap contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                         ASSET DERIVATIVES VALUE
                                   ------------------------------------
                                     TOTAL VALUE     FOREIGN
                                          AT        EXCHANGE    SWAP
                                   OCTOBER 31, 2016 CONTRACTS CONTRACTS
                                   ---------------- --------- ---------
        DFA Two-Year Global Fixed
          Income Portfolio........      $1,688       $1,688        --
        DFA Selectively Hedged
          Global Fixed Income
          Portfolio...............          15           15        --
        DFA Five-Year Global
          Fixed Income Portfolio..       1,522        1,522        --
        DFA World ex U.S.
          Government Fixed Income
          Portfolio...............       6,323        6,323        --
        DFA Targeted Credit
          Portfolio...............          12           12        --
        DFA Short-Duration Real
          Return Portfolio........       5,163           --    $5,163
        DFA Municipal Real Return
          Portfolio...............       5,885           --     5,885


                                       LIABILITY DERIVATIVES VALUE
                                   -----------------------------------
                                     TOTAL VALUE     FOREIGN
                                          AT        EXCHANGE    SWAP
                                   OCTOBER 31, 2016 CONTRACTS CONTRACTS
                                   ---------------- --------- ---------
        DFA Two-Year Global Fixed
          Income Portfolio........     $   (91)      $   (91)       --
        DFA Selectively Hedged
          Global Fixed Income
          Portfolio...............      (1,699)       (1,699)       --
        DFA Five-Year Global
          Fixed Income Portfolio..         (22)          (22)       --
        DFA World ex U.S.
          Government Fixed Income
          Portfolio...............      (1,717)       (1,717)       --
        DFA Short-Duration Real
          Return Portfolio........      (7,721)           --   $(7,721)
        DFA Municipal Real Return
          Portfolio...............        (712)           --      (712)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts

Inflation Swap contracts    Net Realized Gain (Loss) on: Swap Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                          REALIZED GAIN (LOSS) ON
                                                DERIVATIVES
                                        ---------------------------
                                                    FOREIGN
                                                   EXCHANGE    SWAP
                                         TOTAL     CONTRACTS CONTRACTS
                                        -------    --------- ---------
           DFA Two-Year Global Fixed
             Income Portfolio.......... $ 6,567     $ 6,567        --
           DFA Selectively Hedged
             Global Fixed Income
             Portfolio.................  15,794      15,794        --
           DFA Five-Year Global Fixed
             Income Portfolio..........  36,842      36,842        --
           DFA World ex U.S.
             Government Fixed Income
             Portfolio.................  32,912      32,912        --
           DFA Targeted Credit
             Portfolio.................     639         639        --
           DFA Short-Duration Real
             Return Portfolio..........  (4,828)         --   $(4,828)
           DFA Municipal Real Return
             Portfolio.................  (1,616)         --    (1,616)

                                            CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                                DERIVATIVES
                                        ---------------------------
                                                    FOREIGN
                                                   EXCHANGE    SWAP
                                         TOTAL     CONTRACTS CONTRACTS
                                        -------    --------- ---------
           DFA Two-Year Global Fixed
             Income Portfolio.......... $ 2,794     $ 2,794        --
           DFA Selectively Hedged
             Global Fixed Income
             Portfolio.................     938         938        --
           DFA Five-Year Global Fixed
             Income Portfolio..........   2,660       2,660        --
           DFA World ex U.S.
             Government Fixed Income
             Portfolio.................    (395)       (395)       --
           DFA Targeted Credit
             Portfolio.................      12          12        --
           DFA Short-Duration Real
             Return Portfolio..........  14,527          --   $14,527
           DFA Municipal Real Return
             Portfolio.................   8,274          --     8,274

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The Portfolios are subject to master netting agreements ("MNA") with certain counterparties which govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA's are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA's contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

   The following tables present the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2016 (Amounts in thousands):

                                              NET
                                            AMOUNTS
                                              OF        GROSS AMOUNTS NOT
                                            ASSETS        OFFSET IN THE
                                           PRESENTED   STATEMENTS OF ASSETS
                                 GROSS      IN THE       AND LIABILITIES               GROSS
                               AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF
                               RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                                 ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                       (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)
-----------                    ---------- ----------- ----------- ---------- ------ -----------
                                                      ASSETS
                               ---------------------------------------------------- -----------
DFA TWO-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
Forward Currency Contracts....   $1,688     $1,688       $(20)        --     $1,668   $   91
DFA SELECTIVELY HEDGED GLOBAL
 FIXED INCOME PORTFOLIO
Forward Currency Contracts....   $   15     $   15       $(15)        --     $   --   $1,699
DFA FIVE-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
Forward Currency Contracts....   $1,522     $1,522       $(22)        --     $1,500   $   22

                                   NET
                                 AMOUNTS
                                   OF        GROSS AMOUNTS NOT
                               LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS
                                 IN THE       AND LIABILITIES
                               STATEMENTS  ----------------------
                                OF ASSETS   FINANCIAL     CASH     NET
                                   AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                    LIABILITIES     (D)      PLEDGED    (E)
-----------                    ----------- ----------- ---------- ------
                                         LIABILITIES
                               ------------------------------------------
DFA TWO-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
Forward Currency Contracts....   $   91       $(20)        --     $   71
DFA SELECTIVELY HEDGED GLOBAL
 FIXED INCOME PORTFOLIO
Forward Currency Contracts....   $1,699       $(15)        --     $1,684
DFA FIVE-YEAR GLOBAL FIXED
 INCOME PORTFOLIO
Forward Currency Contracts....   $   22       $(22)        --         --

                                              NET
                                            AMOUNTS
                                              OF        GROSS AMOUNTS NOT
                                            ASSETS        OFFSET IN THE
                                           PRESENTED   STATEMENTS OF ASSETS
                                 GROSS      IN THE       AND LIABILITIES               GROSS
                               AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF
                               RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                                 ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                       (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)
-----------                    ---------- ----------- ----------- ---------- ------ -----------
                                                      ASSETS
                               ---------------------------------------------------- -----------
DFA WORLD EX U.S. GOVERNMENT
 FIXED INCOME PORTFOLIO
Forward Currency Contracts....   $6,323     $6,323      $(1,084)      --     $5,239   $1,717
DFA TARGETED CREDIT PORTFOLIO
Forward Currency Contracts....   $   12     $   12           --       --     $   12       --
DFA SHORT-DURATION REAL
 RETURN PORTFOLIO
Swap Contracts................   $5,163     $5,163      $(3,854)      --     $1,309   $7,721
DFA MUNICIPAL REAL RETURN
 PORTFOLIO
Swap Contracts................   $5,885     $5,885      $  (712)      --     $5,173   $  712

                                   NET
                                 AMOUNTS
                                   OF        GROSS AMOUNTS NOT
                               LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS
                                 IN THE       AND LIABILITIES
                               STATEMENTS  ----------------------
                                OF ASSETS   FINANCIAL     CASH     NET
                                   AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                    LIABILITIES     (D)      PLEDGED    (E)
-----------                    ----------- ----------- ---------- ------
                                         LIABILITIES
                               ------------------------------------------
DFA WORLD EX U.S. GOVERNMENT
 FIXED INCOME PORTFOLIO
Forward Currency Contracts....   $1,717      $(1,084)      --     $  633
DFA TARGETED CREDIT PORTFOLIO
Forward Currency Contracts....       --           --       --     $   --
DFA SHORT-DURATION REAL
 RETURN PORTFOLIO
Swap Contracts................   $7,721      $(3,854)      --     $3,867
DFA MUNICIPAL REAL RETURN
 PORTFOLIO
Swap Contracts................   $  712      $  (712)      --         --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                             WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                              AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                           INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                           ------------- ------------ ------------ -------- ---------------
DFA World
  ex U.S. Government Fixed
  Income Portfolio........     0.90%        $6,498         2          --        $7,784

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

I. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. government agency securities with a market value of $8,936 and $14,147 (amounts in thousands), respectively. Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                            AS OF OCTOBER 31, 2016
                                           ---------------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                           ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Bonds..................................... $ 59,734,177     --         --         --    $ 59,734,177
DFA TWO-YEAR GLOBAL FIXED INCOME
  PORTFOLIO
Agency Obligations, Bonds, U.S. Treasury
  Obligations............................. $ 85,954,946     --         --         --    $ 85,954,946
DFA SELECTIVELY HEDGED GLOBAL FIXED
  INCOME PORTFOLIO
Bonds..................................... $  7,479,992     --         --         --    $  7,479,992
DFA FIVE-YEAR GLOBAL FIXED INCOME
  PORTFOLIO
Agency Obligations, Bonds................. $ 59,264,513     --         --         --    $ 59,264,513
DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
Agency Obligations, Bonds................. $ 95,087,160     --         --         --    $ 95,087,160
DFA INTERMEDIATE-TERM EXTENDED QUALITY
  PORTFOLIO
Bonds..................................... $ 34,834,226     --         --         --    $ 34,834,226
DFA TARGETED CREDIT PORTFOLIO
Bonds..................................... $  4,304,801     --         --         --    $  4,304,801
DFA INVESTMENT GRADE PORTFOLIO
Agency Obligations, Bonds, U.S. Treasury
  Obligations............................. $233,172,704     --         --         --    $233,172,704
DFA SHORT-DURATION REAL RETURN PORTFOLIO
Agency Obligations, Bonds................. $ 54,381,710     --         --         --    $ 54,381,710

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                    APPROXIMATE
                                                                     PERCENTAGE
                                                       NUMBER OF   OF OUTSTANDING
                                                      SHAREHOLDERS     SHARES
                                                      ------------ --------------
DFA One-Year Fixed Income Portfolio..................      4             66%
DFA Two-Year Global Fixed Income Portfolio...........      4             82%
DFA Selectively Hedged Global Fixed Income Portfolio.      4             88%

                                                                         APPROXIMATE
                                                                          PERCENTAGE
                                                            NUMBER OF   OF OUTSTANDING
                                                           SHAREHOLDERS     SHARES
                                                           ------------ --------------
DFA Five-Year Global Fixed Income Portfolio...............      3             78%
DFA World ex U.S. Government Fixed Income Portfolio.......      4             71%
DFA Short-Term Government Portfolio.......................      3             72%
DFA Intermediate Government Fixed Income Portfolio........      3             83%
DFA Short-Term Extended Quality Portfolio.................      4             78%
DFA Intermediate-Term Extended Quality Portfolio..........      6             82%
DFA Targeted Credit Portfolio.............................      3             81%
DFA Investment Grade Portfolio............................      4             89%
DFA Diversified Fixed Income Portfolio....................      3             99%
DFA LTIP Portfolio........................................      5             93%
DFA Inflation-Protected Securities Portfolio..............      4             57%
DFA Short-Duration Real Return Portfolio..................      3             85%
DFA Municipal Real Return Portfolio.......................      4             94%
DFA Municipal Bond Portfolio..............................      4             98%
DFA Short-Term Municipal Bond Portfolio...................      4             89%
DFA Intermediate-Term Municipal Bond Portfolio............      5             90%
DFA California Short-Term Municipal Bond Portfolio........      3             94%
DFA California Intermediate-Term Municipal Bond Portfolio.      4             97%
DFA NY Municipal Bond Portfolio...........................      4             95%

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio and DFA NY Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                                  % BREAKDOWN OF DISTRIBUTION SOURCES
                                                           -------------------------------------------------
                                                              NET      NET REALIZED   NET REALIZED
                                                           INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                               INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                             ---------- -------------- -------------- ---------
DFA One-Year Fixed Income Portfolio
   December 15, 2015......................................     56%          0%             0%          44%
   January 28, 2016.......................................     89%          0%             0%          11%
DFA Selectively Hedged Global Fixed Income Portfolio
   December 15, 2015......................................     93%          0%             0%           7%
DFA Five-Year Global Fixed Income Portfolio
   December 15, 2015......................................     93%          0%             0%           7%
DFA World ex U.S. Government Fixed Income Portfolio
   December 15, 2015......................................     87%          0%             0%          13%
DFA Short-Term Government Portfolio
   December 15, 2015......................................     84%          0%             0%          16%
DFA Short-Term Extended Quality Portfolio
   December 15, 2015......................................     81%          0%             0%          19%
   January 28, 2016.......................................     92%          0%             0%           8%
DFA Intermediate-Term Extended Quality Portfolio
   December 15, 2015......................................     65%          0%             0%          35%
   January 28, 2016.......................................     90%          0%             0%          10%
DFA Targeted Credit Portfolio
   December 15, 2015......................................     64%          0%             0%          36%
   January 28, 2016.......................................     90%          0%             0%          10%
DFA Investment Grade Portfolio
   December 16, 2015......................................     89%          0%             0%          11%
DFA Municipal Real Return Portfolio
   January 28, 2016.......................................     93%          0%             0%           7%
DFA Municipal Bond Portfolio
   January 28, 2016.......................................     93%          0%             0%           7%
DFA Short-Term Municipal Bond Portfolio
   January 28, 2016.......................................     93%          0%             0%           7%
DFA Intermediate-Term Municipal Bond Portfolio
   January 28, 2016.......................................     93%          0%             0%           7%
DFA California Short-Term Municipal Bond Portfolio
   January 28, 2016.......................................     93%          0%             0%           7%
DFA California Intermediate-Term Municipal Bond Portfolio
   January 28, 2016.......................................     94%          0%             0%           6%
DFA NY Municipal Bond Portfolio
   January 28, 2016.......................................     93%          0%             0%           7%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

      NAME, POSITION                                   PORTFOLIOS WITHIN THE
   WITH THE FUND, ADDRESS      TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND YEAR OF BIRTH         LENGTH OF SERVICE             OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception         122 portfolios in 4     Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                            investment companies    of Chicago Booth School of Business.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       122 portfolios in 4     Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Service Professor of Economics, University of
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Chicago Booth School of Business (since 1965).
The University of Chicago      DEM-Since 1993                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                       Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                        trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                              Fund (registered investment company) (29
1939                                                                           Portfolios) (since 1994). Formerly, Member of the
                                                                               Board of Milwaukee Insurance Company (1997-2010).
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       122 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Partner, Zebra Capital Management, LLC (hedge
Yale School of Management      DEM-Since 1993                                  fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                                to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                       Director, BIRR Portfolio Analysis, Inc. (sofware
1943                                                                           Products) (1990-2010).
----------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       122 portfolios in 4     Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG     DIG-Since 2010          investment companies    Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM      DFAITC-Since 2010                               Professor of Human Resources Management and
Stanford University Graduate   DEM-Since 2010                                  Economics, Graduate School of Business, Stanford
School of Business                                                             University (since 1995). Cornerstone Research
434 Galvez Mall                                                                (expert testimony and economic and financial
Stanford, CA 94305                                                             analysis) (since 2009). Formerly, Chairman of the
1948                                                                           President George W. Bush's Council of Economic
                                                                               Advisors, State of California (2005-2006).
                                                                               Formerly, Commissioner, White House Panel on Tax
                                                                               Reform (2005)
----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       122 portfolios in 4     Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund           DEM-Since 1993                                  Stanford University (since 1981). Chairman,
Advisers, LP                                                                   Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                             Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                     fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                               (1999-2009). Formerly, Director, American Centruy
1941                                                                           Fund Complex (registered investment companies)
                                                                               (43 Portfolios) (1980-2014).
----------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       122 portfolios in 4     Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG     DIG-Since 2000          investment companies    Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM      DFAITC-Since 2000                               Booth School of Business (since 1980). Director,
The University of Chicago      DEM-Since 2000                                  HNI Corporation (formerly known as HON Industries
Booth School of Business                                                       Inc.) (office furniture) (since 2000). Director,
5807 S. Woodlawn Avenue                                                        Ryder System Inc. (transportation, logistics and
Chicago, IL 60637                                                              supply-chain management) (since 2003). Trustee,
1953                                                                           UBS Funds (4 investment companies within the fund
                                                                               complex) (33 portfolios) (since 2009). Formerly,
                                                                               Co-Director Investment Research, Fundamental
                                                                               Investment Advisors (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
  WITH THE FUND, ADDRESS     TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND YEAR OF BIRTH        LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President, and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One Austin,                                                       and Chief Investment Officer (since 2010) of
TX 78746                                                                   Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746, Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
--------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson Physicians
                                                               Insurance Company (2010-2012).
--------------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1977                                                           Director for Dimensional Fund Advisors LP (January 2011-
                                                               January 2016).
--------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
--------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013). Director of Dimensional Funds plc
                                                               and Dimensional Funds II plc (since November 2013).
--------------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Client
1974                                                           Service Manager for Dimensional Fund Advisors LP
                                                               (February 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1970                                                           Research Associate (January 2012-January 2014) and
                                                               Research Associate (2006-2011) for Dimensional Fund
                                                               Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                           Director for Dimensional Fund Advisors LP (April 2008-
                                                               January 2014).
--------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
--------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the DFA
1967                   Assistant Secretary                     Entities, DFA Australia Limited, Dimensional Fund Advisors
                                                               Ltd., Dimensional Cayman Commodity Fund I Ltd.,
                                                               Dimensional Fund Advisors Pte. and Dimensional Hong
                                                               Kong Limited. Director, Vice President, Director and
                                                               Assistant Secretary of Dimensional Fund Advisors Canada
                                                               ULC.
--------------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of Global
1964                                                           Financial Services for Dimensional Fund Advisors LP
                                                               (since 2008).
--------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1970                                                           Director for Dimensional Fund Advisors LP (December
                                                               2010-January 2012).
--------------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                           Director (January 2010-January 2014) for Dimensional
                                                               Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund Advisors LP
                                                               (October 2010-January 2016).
--------------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1972                                                           Director (January 2012-January 2015) for Dimensional
                                                               Fund Advisors LP; Principal for Chamberlain Financial
                                                               Group (October 2010-December 2011).
--------------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski     Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director (June 2011-January 2015) for Dimensional Fund
                                                               Advisors LP; Sales Executive for Vanguard (2004-June
                                                               2011).
--------------------------------------------------------------------------------------------------------------------------

                                            TERM OF OFFICE/1/
   NAME AND YEAR OF                          AND LENGTH OF
        BIRTH                POSITION           SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
1966                                                           Management (since March 2012) and Senior Portfolio
                                                               Manager (since January 2012) for Dimensional Fund
                                                               Advisors LP. Vice President of Dimensional Fund Advisors
                                                               Canada ULC (since April 2016). Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP (October 2005
                                                               to January 2012).
----------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Counsel
1972                                                           for Dimensional Fund Advisors LP (April 2012-January
                                                               2014); Vice President and Counsel for AllianceBernstein
                                                               L.P. (2006-2012).
----------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and Vice
1972                                                           President of Dimensional Japan Ltd (since February 2016).
                                                               President and Director of Dimensional Fund Advisors
                                                               Canada ULC (since February 2016), Vice President of DFA
                                                               Australia Limited (since April 2008) and Director (since Oct
                                                               2016). Director of Dimensional Advisors Ltd, Dimensional
                                                               Fund Advisors Pte. Ltd., and Dimensional Hong Kong
                                                               Limited, (since April 2016), Vice President of Dimensional
                                                               Fund Advisors Pte Ltd. (since June 2016), Head of Global
                                                               Institutional Services for Dimensional Fund Advisors LP
                                                               (since January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of Portfolio
                                                               Management (January 2006 to March 2012) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (September
                                                               2011-March 2013); Vice President at MullinTBG (2005-
                                                               2011).
----------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (August 2010-
                                                               March 2014).
----------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director for Dimensional Fund Advisors LP (2003-March
                                                               2014).
----------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1976                                                           Director for Dimensional Fund Advisors LP (August 2002-
                                                               January 2012).
----------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
----------------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly, Senior
1982                                                           Associate, Research (January 2015-January 2016);
                                                               Associate, Research (January 2014-January 2015);
                                                               Analyst, Research (July 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer of all
1965                    Global Chief                           the DFA Entities, DFA Australia Limited and Dimensional
                        Compliance Officer                     Fund Advisors Ltd. Chief Compliance Officer and Chief
                                                               Privacy Officer of Dimensional Fund Advisors Canada
                                                               ULC, Chief Compliance Officer of Dimensional Fund
                                                               Advisors Pte. Ltd. Formerly, Vice President and Global
                                                               Chief Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
----------------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President        Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1980                                                           Research Systems (November 2012-January 2016) for
                                                               Dimensional Fund Advisors LP; Assistant Vice President,
                                                               Oaktree Capital Management (April 2011-October 2012.
----------------------------------------------------------------------------------------------------------------------------

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
John Dashtara          Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1980                                                           Director (July 2013-January 2015) for Dimensional Fund
                                                               Advisors LP; Relationship Manager for Blackrock, Inc. (July
                                                               2011-July 2013);Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director (January 2012-January 2014) and Senior
                                                               Associate (August 2010-December 2011) for Dimensional
                                                               Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1976                                                           Director (May 2011-January 2015) for Dimensional Fund
                                                               Advisors LP; Vice President, Portfolio Specialist (January
                                                               2007-May 2011) for Morgan Stanley Investment
                                                               Management.
----------------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Senior Consultant, NERA
                                                               Economic Consulting, New York (May 2010-November
                                                               2012).
----------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data Officer
1972                                                           for Dimensional Fund Advisors LP (since January 2016).
----------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of Marketing
1979                                                           for Dimensional Fund Advisors LP (since February 2013).
                                                               Formerly, Senior Manager of Research and Marketing for
                                                               Dimensional Fund Advisors LP (June 2012-January 2013);
                                                               Director of Mutual Fund Analysis at Morningstar (January
                                                               2008-May 2012).
----------------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1959                                                           Director (May 2008-January 2015) for Dimensional Fund
                                                               Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the DFA
1965                   Assistant Secretary                     Entities and DFA Australia Limited. Chief Operating Officer
                                                               for Dimensional Fund Advisors Pte. Ltd. (since April 2013).
                                                               Formerly, Chief Operating Officer for Dimensional Fund
                                                               Advisors Ltd. (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
1974                                                           Management (since March 2012) and Senior Portfolio
                                                               Manager (since January 2012) of Dimensional Fund
                                                               Advisors LP. Vice President of Dimensional Fund Advisors
                                                               Canada ULC (since April 2016). Formerly, Portfolio
                                                               Manager of Dimensional Fund Advisors LP (September
                                                               2004-January 2012).
----------------------------------------------------------------------------------------------------------------------------
Edward A. Foley        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1976                                                           Director for Dimensional Fund Advisors LP (August 2011-
                                                               January 2014); Senior Vice President of First Trust
                                                               Advisors L.P. (2007-July 2011).
----------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster    Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1959                                                           Associate (May 2011-January 2015) for Dimensional Fund
                                                               Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman      Vice President         Since 2009       Vice President of all the DFA Entities.
1970

                                         TERM OF OFFICE/1/
   NAME AND YEAR OF                       AND LENGTH OF
        BIRTH              POSITION          SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President     Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                        President for Dimensional SmartNest (US) LLC (January
                                                            2012-November 2014); Senior Vice President for
                                                            Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President     Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President     Since 2012       Vice President of all the DFA Entities. Formerly, Managing
1968                                                        Director at BlackRock (2004-January 2012).
--------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President     Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President     Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President     Since 2011       Vice President of all the DFA Entities. Senior Trader for
1975                                                        Dimensional Fund Advisors LP (since 2012). Formerly,
                                                            Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President     Since 2014       Vice President of all the DFA Entities. Formerly, Counsel
1974                                                        for Dimensional Fund Advisors LP (January 2011-January
                                                            2014).
--------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President     Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President     Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President,    Since 2016       Vice President, Chief Financial Officer, and Treasurer of all
1958                    Chief Financial                     the DFA Entities. Interim Chief Financial Officer, interim
                        Officer, and                        Treasurer and Vice President of Dimensional Advisors Ltd.,
                        Treasurer                           Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors
                                                            Canada ULC, Dimensional Fund Advisors Pte. Ltd, DFA
                                                            Australia Ltd. Formerly, interim Chief Financial Officer and interim Treasurer (April 2016-September 2016), and
                                                            Controller (August 2015-September 2016) of all the DFA
                                                            Entities); Vice President of T. Rowe Price Group, Inc. and
                                                            Director of Investment Treasury and Treasurer of the T.
                                                            Rowe Price Funds (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President     Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President     Since 2011       Vice President of all the DFA Entities. Formerly, Managing
1960                                                        Director, Co-Head Global Consultant Relations at
                                                            BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President     Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1971                                                        Compliance Officer (November 2010-January 2015) for
                                                            Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President     Since 2016       Vice President of all the DFA Entities. Portfolio Manager for
1977                                                        Dimensional Fund Advisors LP (January 2013-Present).
                                                            Formerly, Investment Associate for Dimensional Fund
                                                            Advisors LP (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President     Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1983                                                        Director for Dimensional Fund Advisors LP (April 2006-
                                                            January 2016).
--------------------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President     Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1977                                                        IT Service Management (October 2014-January 2016);
                                                            Manager, Managed DC Systems (October 2005-October
                                                            2014) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President     Since 2004       Vice President of all the DFA Entities and Dimensional
1973                                                        Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President     Since 2014       Vice President of all the DFA Entities. Formerly, Manager
1971                                                        of Sales and Marketing Systems (January 2011-January
                                                            2014) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------

                                    TERM OF OFFICE/1/
 NAME AND YEAR OF                    AND LENGTH OF
      BIRTH            POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Stephen W. Jones    Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Facilities
1968                                                   Manager for Dimensional Fund Advisors LP (October
                                                       2008-January 2012).
---------------------------------------------------------------------------------------------------------------------
Scott P. Kaup       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1975                                                   Manager, Investment Operations (January 2014-January
                                                       2015) and Investment Operations Manager (May 2008-
                                                       January 2014) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
David M. Kavanaugh  Vice President    Since 2014       Vice President of all the DFA Entities. Head of Operations
1978                                                   for Financial Advisor Services for Dimensional Fund
                                                       Advisors LP (since July 2014). Formerly, Counsel of
                                                       Dimensional Fund Advisors LP (August 2011-January
                                                       2014); Associate at Andrews Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------------
Patrick M. Keating  Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                   Dimensional Holdings Inc., Dimensional Fund Advisors LP
                                                       and Dimensional Japan Ltd. Chief Operating Officer and
                                                       Director of Dimensional Japan Ltd. Formerly, Vice
                                                       President of DFA Securities LLC, Dimensional Cayman
                                                       Commodity Fund I Ltd. and Dimensional Advisors Ltd (until
                                                       February 2015); Chief Operating Officer of Dimensional
                                                       Holdings Inc., DFA Securities LLC, Dimensional Fund
                                                       Advisors LP, Dimensional Cayman Commodity Fund I Ltd.,
                                                       Dimensional Advisors Ltd. and Dimensional Fund Advisors
                                                       Pte. Ltd. (until February 2015); Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors
                                                       Canada ULC (until February 2015); Director of DFA
                                                       Australia Limited, Dimensional Fund Advisors Ltd. and
                                                       Dimensional Advisors Ltd. (until February 2015); and
                                                       Director and Vice President of Dimensional Hong Kong
                                                       Limited and Dimensional Fund Advisors Pte. Ltd. (until
                                                       February 2015).
---------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1977                                                   Director for Dimensional Fund Advisors LP (October 2004-
                                                       January 2013).
---------------------------------------------------------------------------------------------------------------------
David M. Kershner   Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
1971                                                   Dimensional Fund Advisors LP (since June 2004).
---------------------------------------------------------------------------------------------------------------------
Arun C. Keswani     Vice President    Since 2016       Vice President of all the DFA Entities. Senior Portfolio
1975                                                   Manager for Dimensional Fund Advisors LP (January
                                                       2015-Present). Formerly, Portfolio Manager (January
                                                       2013-January 2015) and Investment Associate (October
                                                       2011-January 2013) for Dimensional Fund Advisors LP;
                                                       Investment Banking Associate at Morgan Stanley (August
                                                       2010-September 2011).
---------------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser   Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Creative
1972                                                   Director for Dimensional Fund Advisors LP (September
                                                       2012-January 2014); Vice President and Global Creative
                                                       Director at Morgan Stanley (2007-2012); Visiting Assistant
                                                       Professor, Graduate Communications Design at Pratt
                                                       Institute (2004-2012).
---------------------------------------------------------------------------------------------------------------------
Natalia Y. Knych    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1971                                                   RFP, Institutional (January 2015-January 2016); Senior
                                                       Associate, Institutional (April 2007-January 2015) for
                                                       Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn     Vice President    Since 2011       Vice President of all the DFA Entities. Head of Defined
1971                                                   Contribution Sales for Dimensional Fund Advisors LP
                                                       (since August 2010).
---------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich  Vice President    Since 2004       Vice President of all the DFA Entities. Senior Portfolio
1971                                                   Manager of Dimensional Fund Advisors LP (since January
                                                       2012). Formerly, Portfolio Manager for Dimensional (April
                                                       2001-January 2012).
---------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Senior
1981                                                    Associate, Investment Analytics and Data (January 2012-
                                                        December 2012) and Systems Developer (June 2007-
                                                        December 2011) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1966                                                    Director (May 2010-January 2014) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly, Chief
1967                                                    Executive Officer for Dimensional SmartNest (US) LLC
                                                        (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President-Global Operations at Janus Capital Group
                                                        (2005-2011).
---------------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Senior
1978                                                    Trader (January 2010-December 2012) for Dimensional
                                                        Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
---------------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1971                                                    Director (July 2013-January 2015) for Dimensional Fund
                                                        Advisors LP; Chief Investment Officer (April 2005-April
                                                        2013) for First Citizens Bancorporation.
---------------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1960                                                    Director for Dimensional Fund Advisors LP (January 2008-
                                                        January 2013).
---------------------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior Tax
1971                                                    Manager (February 2013-January 2015) for Dimensional
                                                        Fund Advisors LP; Vice President and Tax Manager, North
                                                        America (August 2006-April 2012) for Pacific Investment
                                                        Management Company.
---------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
---------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1972                                                    Manager, Marketing Operations (January 2014-January
                                                        2015), Manager, Client Systems (October 2011-January
                                                        2014) and RFP Manager (April 2010-October 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1969                                                    Director for Dimensional Fund Advisors LP (January 2011-
                                                        January 2014).
---------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and Dimensional
1972                                                    Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of Global
1970                                                    Human Resources for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1965                                                    Compliance Officer (May 2012-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Compliance Officer
                                                        (April 2010-April 2012) for Al Frank Asset Management.
---------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1975                                                    Director of Dimensional Fund Advisors LP (January 2009-
                                                        January 2014).
---------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1984                                                    Director (January 2009-January 2014) and Senior
                                                        Associate (2011) for Dimensional Fund Advisors LP.

                                         TERM OF OFFICE/1/
 NAME AND YEAR OF                          AND LENGTH OF
       BIRTH              POSITION            SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President      Since 2016          Vice President of all the DFA Entities. Formerly, Manager,
1959                                                         Project Management Office for Dimensional Fund Advisors
                                                             LP (October 2006-January 2016).
---------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President      Since 2015          Vice President of all the DFA Entities. Portfolio Manager
1981                                                         (since September 2011) for Dimensional Fund Advisors
                                                             LP. Formerly, Portfolio Manager for Wells Capital
                                                             Management (October 2004-September 2011).
---------------------------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President      Since 2016          Vice President of all the DFA Entities. Formerly, Regional
1974                                                         Director for Dimensional Fund Advisors LP (September
                                                             2013-January 2016); Managing Director, Client Services,
                                                             Charles Schwab (December 2009-August 2013).
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President      Since 2013          Vice President of all the DFA Entities. Formerly, Manager,
1971                                                         Investment Systems (2011-January 2013) for Dimensional
                                                             Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and  Vice President      Vice President and Secretary of all the DFA Entities.
1964                 Secretary           since 1997 and      Director, Vice President and Secretary of DFA Australia
                                         Secretary since     Limited and Dimensional Fund Advisors Ltd. (since
                                         2000                February 2002, April 1997, and May 2002, respectively).
                                                             Vice President and Secretary of Dimensional Fund
                                                             Advisors Canada ULC (since June 2003), Dimensional
                                                             Cayman Commodity Fund I Ltd., Dimensional Japan Ltd
                                                             (since February 2012), Dimensional Advisors Ltd (since
                                                             March 2012), Dimensional Fund Advisors Pte. Ltd. (since
                                                             June 2012). Director of Dimensional Funds plc and
                                                             Dimensional Funds II plc (since 2002 and 2006,
                                                             respectively). Director of Dimensional Japan Ltd.,
                                                             Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                             Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                             August 2012 and July 2012). Formerly, Vice President and
                                                             Secretary of Dimensional SmartNest (US) LLC (October
                                                             2010-November 2014).
---------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President      Since 2015          Vice President of all the DFA Entities. Formerly, Regional
1977                                                         Director (June 2011-January 2015) for Dimensional Fund
                                                             Advisors LP; Sales Executive for Vanguard (July 2008-May
                                                             2011).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President      Since 2011          Vice President of all the DFA Entities. Formerly, Portfolio
1964                                                         Manager for Dimensional Fund Advisors LP (2008-2010).
---------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and  Since 2013          Vice President and Deputy Chief Compliance Officer of all
1961                 Deputy Chief                            the DFA Entities. Deputy Chief Compliance Officer of
                     Compliance Officer                      Dimensional Fund Advisors LP (since December
                                                             2012). Formerly, Chief Compliance Officer of Wellington
                                                             Management Company, LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President      Since 2010          Vice President of all the DFA Entities, Dimensional
1974                                                         Cayman Commodity Fund I Ltd., and Dimensional Fund
                                                             Advisors Canada ULC (since April 2016). Deputy General
                                                             Counsel, Funds (since 2011).
---------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and  Vice President      Vice President and Co-Chief Investment Officer of all the
1976                 Co-Chief            since 2007 and      DFA Entities, Dimensional Fund Advisors Canada ULC,
                     Investment Officer  Co-Chief            and Dimensional Japan Ltd. Director of Dimensional Funds
                                         Investment Officer  plc and Dimensional Fund II plc.
                                         since 2014
---------------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President      Since 2016          Vice President of all the DFA Entities. Formerly, Senior
1980                                                         Compliance Officer for Dimensional Fund Advisors LP
                                                             (July 2014-January 2016); Vice President Regional Head
                                                             of Investment Compliance, Asia, PIMCO Asia Private
                                                             Limited (July 2012-July 2014); Country Compliance Officer,
                                                             Janus Capital, Singapore Private Limited (May 2011-June
                                                             2012).
---------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President      Since 2009          Vice President of all the DFA Entities. Portfolio Manager for
1973                                                         Dimensional Fund Advisors LP (since July 2005).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President    Since 2010       Vice President of all the DFA Entities.
1978
-------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1977                                                    Director for Dimensional Fund Advisors LP (2012-January
                                                        2013); Senior Consultant (June 2011-December 2011) and
                                                        Senior Investment Analyst and Consultant (July 2008-June
                                                        2011) at Hewitt EnnisKnupp.
-------------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior Portfolio
1981                                                    Manager (January 2015-present). Formerly, Portfolio
                                                        Manager (April 2014-January 2015) and Investment
                                                        Associate for Dimensional Fund Advisors LP (July 2012-
                                                        March 2014).
-------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior Manager,
1984                                                    Advisor Benchmarking (since January 2015) for
                                                        Dimensional Fund Advisors LP. Formerly, Manager,
                                                        Advisor Benchmarking (April 2012-December 2014) for
                                                        Dimensional Fund Advisors LP; Senior Manager, Research
                                                        and Consulting (October 2010-April 2012) for Crain
                                                        Communications Inc.
-------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1974                                                    Director (May 2011-January 2015) for Dimensional Fund
                                                        Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February 2015).
                                                        Formerly, Chief Financial Officer and General Counsel for
                                                        Relentless (March 2014-January 2015); Vice President of
                                                        all the DFA Entities (January 2013-March 2014); Counsel
                                                        for Dimensional Fund Advisors LP (January 2009-March
                                                        2014).
-------------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and Dimensional
                                                        Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior Portfolio
1970                                                    Manager for Dimensional Fund Advisors LP (since January
                                                        2015). Formerly, Portfolio Manager for Dimensional Fund
                                                        Advisors LP (2006-January 2015).
-------------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1967                                                    Director for Dimensional Fund Advisors LP (January 2011-
                                                        January 2014).
-------------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Planning
1969                                                    and Analysis Manager for Dimensional Fund Advisors LP
                                                        (July 2007-January 2014).
-------------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1979                                                    Director (March 2011-January 2015) for Dimensional Fund
                                                        Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Research
1981                                                    Associate (June 2011-January 2012) for Dimensional Fund
                                                        Advisors LP.
-------------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1968                                                    Fund Accounting Manager (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Senior Financial
                                                        Consultant and Chief Accounting Officer (July 2002-July
                                                        2013) for MFS Investment Management.
-------------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
-------------------------------------------------------------------------------------------------------------------

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1960                                                     Manager, Human Resources for Dimensional Fund
                                                         Advisors LP (January 2012-January 2014); Director of
                                                         Human Resources at Spansion, Inc. (March 2009-
                                                         December 2011).
----------------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Manager
1987                                                     Investment Analytics and Data (January 2014-January
                                                         2015), Senior Associate, Investment Analytics and Data
                                                         (January 2013-January 2014), Associate, Investment
                                                         Analytics and Data (January 2012-January 2013), and
                                                         Investment Data Analyst (April 2010-January 2012) for
                                                         Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
----------------------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio Manager
1980                                                     (since 2013) for Dimensional Fund Advisors LP. Formerly,
                                                         Investment Associate (April 2011-January 2013) for
                                                         Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1978                                                     Director (September 2009-January 2015) for Dimensional
                                                         Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
----------------------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior Portfolio
1981                                                     Manager for Dimensional Fund Advisors LP (since January
                                                         2015). Formerly, Portfolio Manager (January 2012-January
                                                         2015) and Investment Associate for Dimensional Fund
                                                         Advisors LP (August 2010-December 2011).
----------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
----------------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio Manager of
1977                                                     Dimensional Fund Advisors LP (since January 2010).
----------------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and Dimensional
1956                                                     Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1976                                                     Director for Dimensional Fund Advisors LP (September
                                                         2011-January 2016); Sales Executive, Vanguard (May
                                                         2008-August 2011).
----------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
----------------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Senior
1965                                                     Manager for Dimensional Fund Advisors LP (September
                                                         2014- January 2016); Vice President of Marketing, Forward
                                                         Management/Salient (January 2008-February 2014).
----------------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Project
1971                                                     Manager (September 2012-December 2015) and Manager,
                                                         Corporate Systems for Dimensional Fund Advisors LP
                                                         (January 2011-September 2012).
----------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                     Director for Dimensional Fund Advisors LP (April 2010-
                                                         January 2013).
----------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Manager,
1973                                                     Investment Analytics and Data (2012-January 2013) and
                                                         Research Assistant (2002-2011) for Dimensional Fund
                                                         Advisors LP.

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors LP
                                                         (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1980                                                     Director (2010-January 2013) for Dimensional Fund
                                                         Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1978                                                     Director for Dimensional Fund Advisors LP (January 2008-
                                                         January 2012).
-----------------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Research
1982                                                     Associate (June 2011-January 2015) for Dimensional Fund
                                                         Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and Dimensional
                                                         Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                     Director for Dimensional Fund Advisors LP (September
                                                         2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
1970                                                     Dimensional Fund Advisors LP (since 2004).
-----------------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1974                                                     Director (January 2012-January 2015) for Dimensional
                                                         Fund Advisors LP; Director of Marketing and Investor
                                                         Relations for Treaty Oak Capital Management (July 2011-
                                                         October 2011); Vice President for Rockspring Capital
                                                         (October 2010-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1985                                                     Director (January 2014-January 2016) and Senior
                                                         Associate (January 2011-December 2013).for Dimensional
                                                         Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Counsel
1968                                                     for Dimensional Fund Advisors LP (July 2014-January
                                                         2016); Assistant General Counsel, Teacher Retirement
                                                         System of Texas (October 2008-June 2014).
-----------------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-----------------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-----------------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFDA Entities. Formerly, Client
1975                                                     Service Supervisor for Dowling & Yahnke (July 2014-
                                                         January 2016); Head of Operations for The Elements
                                                         Financial Group (January 2013-June 2014); Head of
                                                         Operations for Vericimetry Advisors LLC (July 2011-
                                                         December 2012).
-----------------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1976                                                     Client Systems for Dimensional Fund Advisors LP (May
                                                         2012-January 2016); Vice President, Implementations,
                                                         Citigroup (August 2006-October 2011).
-----------------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of Global
1981                                                     Recruiting and Development (since June 2014) for
                                                         Dimensional Fund Advisors LP. Formerly, Senior Manager,
                                                         Recruiting (December 2012-June 2014) for Dimensional
                                                         Fund Advisors LP; Co-Head of Global Recruiting (May
                                                         2009-November 2012) for Two Sigma Investments.
-----------------------------------------------------------------------------------------------------------------------
Cecelia K. Wong       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Client
1981                                                     Service Manager for Dimensional Fund Advisors LP (June
                                                         2005-January 2016).
-----------------------------------------------------------------------------------------------------------------------

                                  TERM OF OFFICE/1/
NAME AND YEAR OF                   AND LENGTH OF
     BIRTH           POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
Craig A. Wright   Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                 Accounting Manager for Dimensional Fund Advisors LP
                                                     (November 2011-January 2016); Senior Associate,
                                                     PricewaterhouseCoopers LP (July 2009-November 2011).
----------------------------------------------------------------------------------------------------------
Joseph L. Young   Vice President    Since 2011       Vice President of all the DFA Entities.
1978

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                NET
                                                            INVESTMENT    SHORT-TERM     LONG-TERM   RETURN
                                                              INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT
DFA INVESTMENT DIMENSIONS GROUP INC.                       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST
------------------------------------                       ------------- ------------- ------------- ------- ----------
DFA One-Year Fixed Income Portfolio.......................       89%           7%            4%        --        --
DFA Two-Year Global Fixed Income Portfolio................      100%          --            --         --        --
DFA Selectively Hedged Global Fixed Income Portfolio......      100%          --            --         --        --
DFA Five-Year Global Fixed Income Portfolio...............       84%           2%           14%        --        --
DFA World ex U.S. Government Fixed Income Portfolio.......       98%          --             2%        --        --
DFA Short-Term Government Portfolio.......................       71%          12%           17%        --        --
DFA Intermediate Government Fixed Income Portfolio........       82%           1%           17%        --        --
DFA Short-Term Extended Quality Portfolio.................       93%           1%            6%        --        --
DFA Intermediate-Term Extended Quality Portfolio..........       88%          --            12%        --        --
DFA Targeted Credit Portfolio.............................       99%           1%           --         --        --
DFA Investment Grade Portfolio............................       88%          --            12%        --        --
DFA Diversified Fixed Income Portfolio....................      100%          --            --         --        --
DFA LTIP Portfolio........................................      100%          --            --         --        --
DFA Inflation-Protected Securities Portfolio..............       92%          --             8%        --        --
DFA Short-Duration Real Return Portfolio..................      100%          --            --         --        --
DFA Municipal Real Return Portfolio.......................       --           --            --         --       100%
DFA Municipal Bond Portfolio..............................       --           --            --         --       100%
DFA Short-Term Municipal Bond Portfolio...................       --           --            --         --       100%
DFA Intermediate-Term Municipal Bond Portfolio............       --           --            --         --       100%
DFA California Short-Term Municipal Bond Portfolio........       --           --            --         --       100%
DFA California Intermediate-Term Municipal Bond Portfolio.       --           --            --         --       100%
DFA NY Municipal Bond Portfolio...........................       --           --            --         --       100%

                                                                                                            QUALIFYING
                                                                             U.S.      FOREIGN   QUALIFYING SHORT-TERM
                                                               TOTAL      GOVERNMENT    SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                       DISTRIBUTIONS INTEREST (1) INCOME (2) INCOME (3)  GAIN (4)
------------------------------------                       ------------- ------------ ---------- ---------- ----------
DFA One-Year Fixed Income Portfolio.......................      100%          18%         --        100%       100%
DFA Two-Year Global Fixed Income Portfolio................      100%          36%        100%       100%       100%
DFA Selectively Hedged Global Fixed Income Portfolio......      100%           3%        100%       100%       100%
DFA Five-Year Global Fixed Income Portfolio...............      100%          --         100%       100%       100%
DFA World ex U.S. Government Fixed Income Portfolio.......      100%           1%        100%       100%       100%
DFA Short-Term Government Portfolio.......................      100%         100%         --        100%       100%
DFA Intermediate Government Fixed Income Portfolio........      100%         100%         --        100%       100%
DFA Short-Term Extended Quality Portfolio.................      100%           1%         --        100%       100%
DFA Intermediate-Term Extended Quality Portfolio..........      100%           3%         --        100%       100%
DFA Targeted Credit Portfolio.............................      100%          --          --        100%       100%
DFA Investment Grade Portfolio............................      100%          33%         --        100%       100%
DFA Diversified Fixed Income Portfolio....................      100%          --          --        100%       100%
DFA LTIP Portfolio........................................      100%         100%         --        100%       100%
DFA Inflation-Protected Securities Portfolio..............      100%         100%         --        100%       100%
DFA Short-Duration Real Return Portfolio..................      100%          --          --        100%       100%
DFA Municipal Real Return Portfolio.......................      100%          --          --        100%       100%
DFA Municipal Bond Portfolio..............................      100%          --          --        100%       100%
DFA Short-Term Municipal Bond Portfolio...................      100%          --          --        100%       100%
DFA Intermediate-Term Municipal Bond Portfolio............      100%          --          --        100%       100%
DFA California Short-Term Municipal Bond Portfolio........      100%          --          --        100%       100%
DFA California Intermediate-Term Municipal Bond Portfolio.      100%          --          --        100%       100%
DFA NY Municipal Bond Portfolio...........................      100%          --          --        100%       100%

----------
(1)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(2)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(3)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-024A
 [LOGO]                                                              00185765

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

DFA Investment Dimensions Group Inc.
CSTG&E U.S. Social Core Equity 2 Portfolio
CSTG&E International Social Core Equity Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   3
     Disclosure of Fund Expenses........................................   5
     Disclosure of Portfolio Holdings...................................   6
     Summary Schedules of Portfolio Holdings
         CSTG&E U.S. Social Core Equity 2 Portfolio.....................   7
         CSTG&E International Social Core Equity Portfolio..............  10
     Statements of Assets and Liabilities...............................  14
     Statements of Operations...........................................  15
     Statements of Changes in Net Assets................................  16
     Financial Highlights...............................................  17
     Notes to Financial Statements......................................  18
     Report of Independent Registered Public Accounting Firm............  26
     Section 19(a) Notice...............................................  27
  FUND MANAGEMENT.......................................................  28
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  41
  NOTICE TO SHAREHOLDERS................................................  42

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
AUGUST 3, 2007-OCTOBER 31, 2016

                                    [CHART]

          CSTG&E U.S. Social Core    Russell 3000(R)
           Equity 2 Portfolio            Index
        ------------------------    ----------------

08/2007            $10,000           $10,000
08/2007            $10,230           $10,310
09/2007            $10,523           $10,686
10/2007            $10,663           $10,882
11/2007            $10,042           $10,392
12/2007            $9,971            $10,329
01/2008            $9,437            $9,703
02/2008            $9,146            $9,402
03/2008            $9,120            $9,346
04/2008            $9,634            $9,814
05/2008            $9,896            $10,015
06/2008            $9,011            $9,188
07/2008            $8,941            $9,115
08/2008            $9,123            $9,257
09/2008            $8,257            $8,386
10/2008            $6,640            $6,899
11/2008            $6,020            $6,354
12/2008            $6,159            $6,476
01/2009            $5,492            $5,932
02/2009            $4,866            $5,311
03/2009            $5,340            $5,776
04/2009            $6,134            $6,384
05/2009            $6,422            $6,725
06/2009            $6,385            $6,747
07/2009            $6,975            $7,273
08/2009            $7,244            $7,533
09/2009            $7,612            $7,848
10/2009            $7,321            $7,646
11/2009            $7,664            $8,081
12/2009            $7,986            $8,311
01/2010            $7,694            $8,011
02/2010            $8,049            $8,283
03/2010            $8,629            $8,805
04/2010            $8,995            $8,995
05/2010            $8,284            $8,285
06/2010            $7,690            $7,808
07/2010            $8,309            $8,350
08/2010            $7,805            $7,957
09/2010            $8,605            $8,709
10/2010            $8,942            $9,049
11/2010            $9,132            $9,101
12/2010            $9,844            $9,718
01/2011            $10,045           $9,930
02/2011            $10,490           $10,292
03/2011            $10,636           $10,338
04/2011            $10,848           $10,646
05/2011            $10,625           $10,525
06/2011            $10,436           $10,336
07/2011            $10,117           $10,099
08/2011            $9,329            $9,493
09/2011            $8,415            $8,756
10/2011            $9,589            $9,764
11/2011            $9,546            $9,738
12/2011            $9,614            $9,818
01/2012            $10,141           $10,313
02/2012            $10,560           $10,749
03/2012            $10,823           $11,081
04/2012            $10,70            $11,008
05/2012            $9,963            $10,328
06/2012            $10,333           $10,732
07/2012            $10,387           $10,839
08/2012            $10,722           $11,109
09/2012            $11,024           $11,401
10/2012            $10,926           $11,204
11/2012            $11,013           $11,291
12/2012            $11,261           $11,429
01/2013            $11,950           $12,057
02/2013            $12,114           $12,216
03/2013            $12,601           $12,695
04/2013            $12,645           $12,903
05/2013            $13,116           $13,207
06/2013            $12,977           $13,036
07/2013            $13,748           $13,750
08/2013            $13,307           $13,367
09/2013            $13,889           $13,863
10/2013            $14,452           $14,452
11/2013            $14,938           $14,872
12/2013            $15,376           $15,264
01/2014            $14,665           $14,782
02/2014            $15,309           $15,483
03/2014            $15,525           $15,565
04/2014            $15,469           $15,584
05/2014            $15,692           $15,924
06/2014            $16,205           $16,324
07/2014            $15,669           $16,002
08/2014            $16,328           $16,673
09/2014            $15,750           $16,325
10/2014            $16,120           $16,775
11/2014            $16,356           $17,181
12/2014            $16,446           $17,181
01/2015            $15,736           $16,703
02/2015            $16,762           $17,670
03/2015            $16,628           $17,490
04/2015            $16,742           $17,569
05/2015            $16,843           $17,812
06/2015            $16,582           $17,514
07/2015            $16,514           $17,807
08/2015            $15,640           $16,732
09/2015            $15,151           $16,245
10/2015            $16,303           $17,528
11/2015            $16,439           $17,625
12/2015            $15,746           $17,263
01/2016            $14,826           $16,289
02/2016            $14,954           $16,284
03/2016            $16,103           $17,430
04/2016            $16,197           $17,538
05/2016            $16,431           $17,852
06/2016            $16,304           $17,889
07/2016            $17,009           $18,599
08/2016            $17,232           $18,646            Past performance is not predictive of
09/2016            $17,278           $18,675            future performance.
10/2016            $16,983           $18,271            The returns shown do not reflect the
                                                        deduction of taxes that a shareholder
                                                        would pay on fund distributions or the
      AVERAGE ANNUAL    ONE     FIVE       SINCE        redemption of fund shares.
      TOTAL RETURN      YEAR    YEARS    INCEPTION      Russell data copyright (C) Russell
      -----------------------------------------------   Investment Group 1995-2016, all rights
                        4.18%   12.11%     5.90%        reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 3, 2007-OCTOBER 31, 2016

                                    [CHART]

          CSTG&E International Social      MSCI World ex USA
             Core Equity Portfolio       Index (net dividends)
        ----------------------------    -------------------
08/2007            $10,000            $10,000
08/2007            $9,990             $10,002
09/2007            $10,473            $10,571
10/2007            $11,003            $11,030
11/2007            $10,433            $10,599
12/2007            $10,184            $10,400
01/2008            $9,389             $9,462
02/2008            $9,400             $9,633
03/2008            $9,451             $9,496
04/2008            $9,874             $10,024
05/2008            $10,045            $10,176
06/2008            $9,124             $9,384
07/2008            $8,755             $9,051
08/2008            $8,396             $8,700
09/2008            $7,384             $7,444
10/2008            $5,737             $5,896
11/2008            $5,417             $5,576
12/2008            $5,817             $5,870
01/2009            $5,141             $5,322
02/2009            $4,589             $4,783
03/2009            $4,984             $5,099
04/2009            $5,724             $5,756
05/2009            $6,568             $6,484
06/2009            $6,507             $6,417
07/2009            $7,140             $7,020
08/2009            $7,552             $7,356
09/2009            $7,910             $7,660
10/2009            $7,645             $7,537
11/2009            $7,867             $7,723
12/2009            $7,938             $7,846
01/2010            $7,597             $7,478
02/2010            $7,608             $7,471
03/2010            $8,169             $7,952
04/2010            $8,127             $7,833
05/2010            $7,177             $6,969
06/2010            $7,056             $6,868
07/2010            $7,834             $7,503
08/2010            $7,488             $7,279
09/2010            $8,283             $7,977
10/2010            $8,586             $8,261
11/2010            $8,218             $7,911
12/2010            $9,006             $8,548
01/2011            $9,246             $8,732
02/2011            $9,551             $9,056
03/2011            $9,379             $8,875
04/2011            $9,893             $9,358
05/2011            $9,565             $9,080
06/2011            $9,431             $8,951
07/2011            $9,187             $8,804
08/2011            $8,388             $8,059
09/2011            $7,457             $7,250
10/2011            $8,103             $7,955
11/2011            $7,858             $7,587
12/2011            $7,648             $7,505
01/2012            $8,234             $7,910
02/2012            $8,650             $8,345
03/2012            $8,635             $8,283
04/2012            $8,432             $8,142
05/2012            $7,417             $7,214
06/2012            $7,865             $7,687
07/2012            $7,842             $7,782
08/2012            $8,140             $8,004
09/2012            $8,418             $8,247
10/2012            $8,498             $8,305
11/2012            $8,636             $8,480
12/2012            $9,036             $8,736
01/2013            $9,408             $9,166
02/2013            $9,315             $9,075
03/2013            $9,413             $9,146
04/2013            $9,796             $9,563
05/2013            $9,530             $9,349
06/2013            $9,247             $8,999
07/2013            $9,825             $9,477
08/2013            $9,719             $9,355
09/2013            $10,484            $10,017
10/2013            $10,839            $10,353
11/2013            $10,874            $10,416
12/2013            $11,108            $10,573
01/2014            $10,692            $10,146
02/2014            $11,323            $10,700
03/2014            $11,293            $10,652
04/2014            $11,437            $10,820
05/2014            $11,557            $10,987
06/2014            $11,717            $11,143
07/2014            $11,389            $10,945
08/2014            $11,414            $10,954
09/2014            $10,800            $10,504
10/2014            $10,654            $10,337
11/2014            $10,605            $10,464
12/2014            $10,308            $10,116
01/2015            $10,235            $10,080
02/2015            $10,934            $10,682
03/2015            $10,701            $10,504
04/2015            $11,241            $10,958
05/2015            $11,253            $10,863
06/2015            $10,968            $10,555
07/2015            $10,931            $10,722
08/2015            $10,258            $9,941
09/2015            $9,812             $9,439
10/2015            $10,424            $10,149
11/2015            $10,362            $9,988
12/2015            $10,173            $9,809
01/2016            $9,531             $9,133
02/2016            $9,343             $9,006
03/2016            $10,072            $9,617
04/2016            $10,337            $9,926
05/2016            $10,287            $9,814
06/2016            $9,878             $9,516
07/2016            $10,403            $9,984
08/2016            $10,518            $9,993
09/2016            $10,698            $10,115                     Past performance is not predictive of
10/2016            $10,544            $9,918                      future performance.
                                                                  The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
        AVERAGE ANNUAL      ONE       FIVE        SINCE           would pay on fund distributions or the
        TOTAL RETURN        YEAR      YEARS     INCEPTION         redemption of fund shares.
        -----------------------------------------------------     MSCI data copyright MSCI 2016, all
                            1.15%     5.41%       0.57%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

                           TOTAL RETURN FOR 12 MONTHS
                             ENDED OCTOBER 31, 2016
                           --------------------------

                      Russell 3000(R) Index......... 4.24%
                      Russell Microcap(R) Index
                        (micro-cap stocks).......... 1.54%
                      Russell 2000(R) Index
                        (small-cap stocks).......... 4.11%
                      Russell 1000(R) Index
                        (large-cap stocks).......... 4.26%
                      Dow Jones U.S. Select REIT
                        Index /SM/.................. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

                          TOTAL RETURN FOR 12 MONTHS
                            ENDED OCTOBER 31, 2016
                          --------------------------

                     Russell 2000(R) Value Index
                       (small-cap value stocks)....  8.81%
                     Russell 2000(R) Growth Index
                       (small-cap growth stocks)... -0.49%
                     Russell 1000(R) Value Index
                       (large-cap value stocks)....  6.37%
                     Russell 1000(R) Growth Index
                       (large-cap growth stocks)...  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

   The CSTG&E U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The Portfolio excludes from purchase companies and industries that do not pass the social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.18% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio performed in-line with the benchmark. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed. This was partially offset by the Portfolio's social screens, which reduced the weight to healthcare stocks, the lowest-performing sector during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                               RETURN IN U.S. DOLLARS
                                               ----------------------
           MSCI World ex USA Index............         -2.27%
           MSCI World ex USA Small Cap Index..          3.96%
           MSCI World ex USA Value Index......         -2.07%
           MSCI World ex USA Growth Index.....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

   The CSTG&E International Social Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization and lower relative price. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio's social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,300 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.15% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks generally outperformed during the period. The Portfolio's exclusion of the healthcare sector (due to the Portfolio's social screens) also contributed positively to relative performance, as healthcare was the weakest-performing sector in the benchmark during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                         SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                                   BEGINNING  ENDING              EXPENSES
                                                    ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                     VALUE    VALUE     EXPENSE    DURING
                                                   05/01/16  10/31/16    RATIO*   PERIOD*
                                                   --------- --------- ---------- --------
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
------------------------------------------
Actual Fund Return................................ $1,000.00 $1,048.60    0.30%    $1.54
Hypothetical 5% Annual Return..................... $1,000.00 $1,023.63    0.30%    $1.53

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
-------------------------------------------------
Actual Fund Return................................ $1,000.00 $1,020.00    0.57%    $2.89
Hypothetical 5% Annual Return..................... $1,000.00 $1,022.27    0.57%    $2.90

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

    CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  16.9%
Consumer Staples.............................   6.4%
Energy.......................................   7.6%
Financials...................................  20.3%
Industrials..................................  16.1%
Information Technology.......................  21.3%
Materials....................................   5.2%
Real Estate..................................   0.4%
Telecommunication Services...................   3.3%
Utilities....................................   2.5%
                                              -----
                                              100.0%

  CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  17.6%
Consumer Staples.............................   7.3%
Energy.......................................   6.7%
Financials...................................  17.2%
Industrials..................................  20.7%
Information Technology.......................   6.6%
Materials....................................  13.6%
Real Estate..................................   2.7%
Telecommunication Services...................   3.9%
Utilities....................................   3.7%
                                              -----
                                              100.0%

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                               PERCENTAGE
                                          SHARES   VALUE+    OF NET ASSETS**
                                          ------   ------    ---------------
    COMMON STOCKS -- (83.6%)
    Consumer Discretionary -- (14.1%)
    *   Amazon.com, Inc..................    700 $   552,874            0.7%
        Comcast Corp. Class A............ 16,957   1,048,282            1.2%
        Ford Motor Co.................... 22,267     261,415            0.3%
        General Motors Co................  9,518     300,769            0.4%
        Home Depot, Inc. (The)...........  2,736     333,819            0.4%
        McDonald's Corp..................  1,800     202,626            0.2%
        Time Warner, Inc.................  4,154     369,664            0.4%
        Walt Disney Co. (The)............  5,800     537,602            0.6%
        Other Securities.................         10,819,140           12.6%
                                                 -----------          ------
    Total Consumer Discretionary.........         14,426,191           16.8%
                                                 -----------          ------
    Consumer Staples -- (5.4%)
        Coca-Cola Co. (The)..............  7,711     326,946            0.4%
        PepsiCo, Inc.....................  3,179     340,789            0.4%
        Procter & Gamble Co. (The).......  8,545     741,706            0.9%
        Wal-Mart Stores, Inc............. 10,249     717,635            0.8%
        Other Securities.................          3,353,273            3.9%
                                                 -----------          ------
    Total Consumer Staples...............          5,480,349            6.4%
                                                 -----------          ------
    Energy -- (6.3%)
        Chevron Corp.....................  5,323     557,584            0.7%
        Exxon Mobil Corp................. 19,592   1,632,405            1.9%
        Marathon Petroleum Corp..........  4,500     196,155            0.2%
        Phillips 66......................  2,417     196,140            0.2%
        Schlumberger, Ltd................  3,643     284,992            0.3%
        Valero Energy Corp...............  3,800     225,112            0.3%
        Other Securities.................          3,396,807            4.0%
                                                 -----------          ------
    Total Energy.........................          6,489,195            7.6%
                                                 -----------          ------
    Financials -- (17.0%)
        American Express Co..............  5,052     335,554            0.4%
        Bank of America Corp............. 27,476     453,354            0.5%
    *   Berkshire Hathaway, Inc. Class B.  2,683     387,157            0.5%
        Citigroup, Inc...................  7,934     389,956            0.5%
        JPMorgan Chase & Co.............. 15,606   1,080,872            1.3%
        Travelers Cos., Inc. (The).......  2,608     282,133            0.3%
        U.S. Bancorp.....................  8,200     367,032            0.4%
        Wells Fargo & Co................. 25,566   1,176,292            1.4%
        Other Securities.................         12,919,807           15.0%
                                                 -----------          ------
    Total Financials.....................         17,392,157           20.3%
                                                 -----------          ------
    Industrials -- (13.4%)
        3M Co............................  1,300     214,890            0.3%
    #   Caterpillar, Inc.................  3,104     259,060            0.3%
        Delta Air Lines, Inc.............  4,662     194,732            0.2%
        FedEx Corp.......................  1,147     199,945            0.2%
        Southwest Airlines Co............  4,772     191,119            0.2%
        Union Pacific Corp...............  4,649     409,949            0.5%
        United Technologies Corp.........  4,049     413,808            0.5%
        Other Securities.................         11,854,022           13.8%
                                                 -----------          ------
    Total Industrials....................         13,737,525           16.0%
                                                 -----------          ------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                         SHARES      VALUE+    OF NET ASSETS**
                                                         ------      ------    ---------------
Information Technology -- (17.8%)
*     Alphabet, Inc. Class A...........................       619 $    501,328            0.6%
*     Alphabet, Inc. Class C...........................       648      508,382            0.6%
      Apple, Inc.......................................    19,974    2,267,848            2.6%
      Cisco Systems, Inc...............................    26,292      806,639            0.9%
*     Facebook, Inc. Class A...........................     2,715      355,638            0.4%
      Intel Corp.......................................    31,205    1,088,118            1.3%
#     International Business Machines Corp.............     2,000      307,380            0.4%
      Mastercard, Inc. Class A.........................     2,000      214,040            0.3%
      Microsoft Corp...................................    19,677    1,179,046            1.4%
#     NVIDIA Corp......................................     2,765      196,757            0.2%
      Oracle Corp......................................     8,569      329,221            0.4%
      QUALCOMM, Inc....................................     7,467      513,132            0.6%
#     Visa, Inc. Class A...............................     3,800      313,538            0.4%
      Other Securities.................................              9,607,956           11.1%
                                                                  ------------          ------
Total Information Technology...........................             18,189,023           21.2%
                                                                  ------------          ------
Materials -- (4.4%)
      Dow Chemical Co. (The)...........................     4,429      238,324            0.3%
      Other Securities.................................              4,216,348            4.9%
                                                                  ------------          ------
Total Materials........................................              4,454,672            5.2%
                                                                  ------------          ------
Real Estate -- (0.3%)
      Other Securities.................................                356,293            0.4%
                                                                  ------------          ------
Telecommunication Services -- (2.8%)
      AT&T, Inc........................................    44,096    1,622,292            1.9%
#     CenturyLink, Inc.................................     7,300      194,034            0.2%
      Verizon Communications, Inc......................    10,350      497,835            0.6%
      Other Securities.................................                528,665            0.6%
                                                                  ------------          ------
Total Telecommunication Services.......................              2,842,826            3.3%
                                                                  ------------          ------
Utilities -- (2.1%)
      Other Securities.................................              2,111,250            2.4%
                                                                  ------------          ------
TOTAL COMMON STOCKS....................................             85,479,481           99.6%
                                                                  ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................                  1,276            0.0%
                                                                  ------------          ------
TOTAL INVESTMENT SECURITIES............................             85,480,757
                                                                  ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money
       Market Fund, 0.260%.............................   236,039      236,039            0.3%
                                                                  ------------          ------

SECURITIES LENDING COLLATERAL -- (16.2%)
(S)@  DFA Short Term Investment Fund................... 1,429,196   16,538,660           19.2%
                                                                  ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $74,533,535).................................             $102,255,456          119.1%
                                                                  ============          ======

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $14,426,191          --   --    $ 14,426,191
    Consumer Staples............   5,480,349          --   --       5,480,349
    Energy......................   6,489,195          --   --       6,489,195
    Financials..................  17,392,157          --   --      17,392,157
    Industrials.................  13,737,525          --   --      13,737,525
    Information Technology......  18,189,023          --   --      18,189,023
    Materials...................   4,454,672          --   --       4,454,672
    Real Estate.................     356,293          --   --         356,293
    Telecommunication Services..   2,842,826          --   --       2,842,826
    Utilities...................   2,111,250          --   --       2,111,250
  Rights/Warrants...............          -- $     1,276   --           1,276
  Temporary Cash Investments....     236,039          --   --         236,039
  Securities Lending Collateral.          --  16,538,660   --      16,538,660
                                 ----------- -----------   --    ------------
  TOTAL......................... $85,715,520 $16,539,936   --    $102,255,456
                                 =========== ===========   ==    ============

                See accompanying Notes to Financial Statements.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                     PERCENTAGE
                                                 SHARES  VALUE++   OF NET ASSETS**
                                                 ------  -------   ---------------
COMMON STOCKS -- (95.2%)
AUSTRALIA -- (6.2%)
    Australia & New Zealand Banking Group, Ltd.. 18,347 $  387,404            0.5%
    BHP Billiton, Ltd........................... 20,901    365,158            0.5%
    Commonwealth Bank of Australia..............  3,672    204,423            0.3%
    National Australia Bank, Ltd................ 15,091    320,343            0.4%
#   Westpac Banking Corp. Sponsored ADR.........  7,016    162,771            0.2%
    Woodside Petroleum, Ltd.....................  7,357    157,484            0.2%
    Other Securities............................         3,649,214            4.4%
                                                        ----------          ------
TOTAL AUSTRALIA.................................         5,246,797            6.5%
                                                        ----------          ------

AUSTRIA -- (0.6%)
    Other Securities............................           473,685            0.6%
                                                        ----------          ------

BELGIUM -- (1.2%)
    Other Securities............................           981,345            1.2%
                                                        ----------          ------

CANADA -- (8.2%)
    Bank of Montreal............................  3,044    193,719            0.3%
    Bank of Nova Scotia (The)...................  4,072    218,825            0.3%
    Canadian Natural Resources, Ltd.............  6,871    217,879            0.3%
    Royal Bank of Canada........................  4,751    296,827            0.4%
    Suncor Energy, Inc..........................  6,906    207,234            0.3%
    Toronto-Dominion Bank (The).................  5,274    239,302            0.3%
    Other Securities............................         5,565,619            6.7%
                                                        ----------          ------
TOTAL CANADA....................................         6,939,405            8.6%
                                                        ----------          ------

CHINA -- (0.0%)
    Other Securities............................            26,514            0.0%
                                                        ----------          ------

DENMARK -- (1.2%)
    Vestas Wind Systems A.S.....................  2,010    161,033            0.2%
    Other Securities............................           847,904            1.0%
                                                        ----------          ------
TOTAL DENMARK...................................         1,008,937            1.2%
                                                        ----------          ------

FINLAND -- (2.0%)
    UPM-Kymmene Oyj Sponsored ADR...............  7,100    165,004            0.2%
    Other Securities............................         1,504,599            1.9%
                                                        ----------          ------
TOTAL FINLAND...................................         1,669,603            2.1%
                                                        ----------          ------

FRANCE -- (8.0%)
    Atos SE.....................................  1,621    168,217            0.2%
    BNP Paribas SA..............................  4,597    266,549            0.3%
    Cie Generale des Etablissements Michelin....  2,932    317,559            0.4%
#   Engie SA.................................... 14,109    203,476            0.3%
    Orange SA................................... 14,360    225,935            0.3%
    Total SA.................................... 16,503    790,575            1.0%
#   Vinci SA....................................  2,474    179,166            0.2%
    Other Securities............................         4,618,395            5.6%
                                                        ----------          ------
TOTAL FRANCE....................................         6,769,872            8.3%
                                                        ----------          ------

GERMANY -- (6.5%)
    Allianz SE..................................  1,243    194,038            0.3%
    BASF SE.....................................  5,979    527,814            0.7%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 GERMANY -- (Continued)
     Bayerische Motoren Werke AG...........   3,356 $   292,796            0.4%
     Daimler AG............................   8,155     581,794            0.7%
     Deutsche Telekom AG...................  29,042     473,827            0.6%
     Other Securities......................           3,366,214            4.0%
                                                    -----------          ------
 TOTAL GERMANY.............................           5,436,483            6.7%
                                                    -----------          ------

 HONG KONG -- (3.0%)
     Other Securities......................           2,554,256            3.2%
                                                    -----------          ------

 IRELAND -- (0.5%)
     Other Securities......................             441,867            0.6%
                                                    -----------          ------

 ISRAEL -- (0.3%)
     Other Securities......................             278,500            0.3%
                                                    -----------          ------

 ITALY -- (2.4%)
     Eni SpA...............................  16,433     238,480            0.3%
     Other Securities......................           1,793,549            2.2%
                                                    -----------          ------
 TOTAL ITALY...............................           2,032,029            2.5%
                                                    -----------          ------

 JAPAN -- (23.7%)
     Hitachi, Ltd..........................  41,000     218,567            0.3%
     Honda Motor Co., Ltd..................   9,900     296,224            0.4%
     Mizuho Financial Group, Inc........... 146,100     245,996            0.3%
     Nissan Motor Co., Ltd.................  24,200     246,174            0.3%
     Sony Corp.............................   5,200     163,895            0.2%
     Sumitomo Mitsui Financial Group, Inc..   7,564     262,256            0.3%
     Toyota Motor Corp.....................  15,206     882,050            1.1%
     Toyota Motor Corp. Sponsored ADR......   2,966     343,048            0.4%
     Other Securities......................          17,380,994           21.4%
                                                    -----------          ------
 TOTAL JAPAN...............................          20,039,204           24.7%
                                                    -----------          ------

 NETHERLANDS -- (2.8%)
     Akzo Nobel NV.........................   2,760     178,326            0.2%
     Koninklijke Ahold Delhaize NV.........  12,048     274,847            0.3%
     Koninklijke KPN NV....................  49,734     162,170            0.2%
     Other Securities......................           1,759,171            2.2%
                                                    -----------          ------
 TOTAL NETHERLANDS.........................           2,374,514            2.9%
                                                    -----------          ------

 NEW ZEALAND -- (0.4%)
     Other Securities......................             342,088            0.4%
                                                    -----------          ------

 NORWAY -- (1.0%)
     Other Securities......................             788,380            1.0%
                                                    -----------          ------

 PORTUGAL -- (0.3%)
     Other Securities......................             272,767            0.3%
                                                    -----------          ------

 SINGAPORE -- (1.0%)
     Other Securities......................             857,424            1.1%
                                                    -----------          ------

 SPAIN -- (2.7%)
     Banco Santander SA....................  34,041     166,803            0.2%
     Banco Santander SA Sponsored ADR......  39,980     193,505            0.2%
     Iberdrola SA..........................  31,949     217,430            0.3%
     Other Securities......................           1,699,320            2.1%
                                                    -----------          ------
 TOTAL SPAIN...............................           2,277,058            2.8%
                                                    -----------          ------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                    SHARES    VALUE++   OF NET ASSETS**
                                                    ------    -------   ---------------
SWEDEN -- (2.8%)
      Other Securities.............................         $ 2,357,039            2.9%
                                                            -----------          ------

SWITZERLAND -- (5.7%)
      ABB, Ltd.....................................  13,615     280,883            0.4%
      Nestle SA....................................  12,205     885,032            1.1%
      Zurich Insurance Group AG....................     824     215,687            0.3%
      Other Securities.............................           3,431,070            4.1%
                                                            -----------          ------
TOTAL SWITZERLAND..................................           4,812,672            5.9%
                                                            -----------          ------

UNITED KINGDOM -- (14.7%)
      Aviva P.L.C..................................  36,512     197,851            0.3%
      BP P.L.C. Sponsored ADR......................  14,880     528,978            0.7%
      Informa P.L.C................................  20,203     166,212            0.2%
      Rio Tinto P.L.C. Sponsored ADR...............   8,120     282,982            0.4%
      Royal Dutch Shell P.L.C. Class A.............   7,937     197,692            0.3%
      Vodafone Group P.L.C. Sponsored ADR..........   8,539     237,736            0.3%
      Other Securities.............................          10,786,734           13.1%
                                                            -----------          ------
TOTAL UNITED KINGDOM...............................          12,398,185           15.3%
                                                            -----------          ------

UNITED STATES -- (0.0%)
      Other Securities.............................              20,701            0.0%
                                                            -----------          ------
TOTAL COMMON STOCKS................................          80,399,325           99.1%
                                                            -----------          ------

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Other Securities.............................             208,464            0.2%
                                                            -----------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities.............................                 152            0.0%
                                                            -----------          ------
TOTAL PREFERRED STOCKS.............................             208,616            0.2%
                                                            -----------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities.............................                 131            0.0%
                                                            -----------          ------

SPAIN -- (0.0%)
      Other Securities.............................               2,889            0.0%
                                                            -----------          ------

SWEDEN -- (0.0%)
      Other Securities.............................               2,316            0.0%
                                                            -----------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities.............................               9,468            0.0%
                                                            -----------          ------
TOTAL RIGHTS/WARRANTS..............................              14,804            0.0%
                                                            -----------          ------
TOTAL INVESTMENT SECURITIES........................          80,622,745
                                                            -----------

                                                              VALUE+
                                                      -       ------           -
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund............... 330,251   3,821,663            4.7%
                                                            -----------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $90,239,239)...............................          $84,444,408          104.0%
                                                            ===========          ======

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
     Australia................... $   303,761 $ 4,943,036   --    $ 5,246,797
     Austria.....................          --     473,685   --        473,685
     Belgium.....................          --     981,345   --        981,345
     Canada......................   6,933,540       5,865   --      6,939,405
     China.......................          --      26,514   --         26,514
     Denmark.....................          --   1,008,937   --      1,008,937
     Finland.....................     270,272   1,399,331   --      1,669,603
     France......................     198,515   6,571,357   --      6,769,872
     Germany.....................     134,708   5,301,775   --      5,436,483
     Hong Kong...................          --   2,554,256   --      2,554,256
     Ireland.....................      41,764     400,103   --        441,867
     Israel......................          --     278,500   --        278,500
     Italy.......................     169,713   1,862,316   --      2,032,029
     Japan.......................     770,090  19,269,114   --     20,039,204
     Netherlands.................     319,946   2,054,568   --      2,374,514
     New Zealand.................      14,211     327,877   --        342,088
     Norway......................      56,003     732,377   --        788,380
     Portugal....................          --     272,767   --        272,767
     Singapore...................          --     857,424   --        857,424
     Spain.......................     370,344   1,906,714   --      2,277,058
     Sweden......................      33,218   2,323,821   --      2,357,039
     Switzerland.................     270,489   4,542,183   --      4,812,672
     United Kingdom..............   2,012,043  10,386,142   --     12,398,185
     United States...............      17,063       3,638   --         20,701
   Preferred Stocks
     Germany.....................          --     208,464   --        208,464
     United Kingdom..............          --         152   --            152
   Rights/Warrants
     Australia...................          --         131   --            131
     Spain.......................          --       2,889   --          2,889
     Sweden......................          --       2,316   --          2,316
     United Kingdom..............          --       9,468   --          9,468
   Securities Lending Collateral.          --   3,821,663   --      3,821,663
                                  ----------- -----------   --    -----------
   TOTAL......................... $11,915,680 $72,528,728   --    $84,444,408
                                  =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                                  CSTG&E
                                                                                                  CSTG&E U.S.  INTERNATIONAL
                                                                                                  SOCIAL CORE   SOCIAL CORE
                                                                                                   EQUITY 2       EQUITY
                                                                                                  PORTFOLIO*    PORTFOLIO*
                                                                                                  ------------ -------------
ASSETS:
Investments at Value (including $19,750 and $3,631 of securities on loan, respectively).......... $     85,481 $     80,623
Temporary Cash Investments at Value & Cost.......................................................          236           --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $16,536 and
 $3,821).........................................................................................       16,539        3,822
Foreign Currencies at Value......................................................................           --          234
Cash.............................................................................................           --           57
Receivables:
  Investment Securities Sold.....................................................................        1,287           23
  Dividends, Interest and Tax Reclaims...........................................................           90          269
  Securities Lending Income......................................................................            5            9
                                                                                                  ------------ ------------
     Total Assets................................................................................      103,638       85,037
                                                                                                  ------------ ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...............................................................       16,536        3,821
  Investment Securities Purchased................................................................        1,240            4
  Due to Advisor.................................................................................           20           29
Accrued Expenses and Other Liabilities...........................................................            9           21
                                                                                                  ------------ ------------
     Total Liabilities...........................................................................       17,805        3,875
                                                                                                  ------------ ------------
NET ASSETS....................................................................................... $     85,833 $     81,162
                                                                                                  ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................................................    5,963,952    9,899,265
                                                                                                  ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................................... $      14.39 $       8.20
                                                                                                  ============ ============
Investments at Cost.............................................................................. $     57,761 $     86,418
                                                                                                  ============ ============
Foreign Currencies at Cost....................................................................... $         -- $        236
                                                                                                  ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $     56,245 $     96,800
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........          174          280
Accumulated Net Realized Gain (Loss).............................................................        1,691      (10,113)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           --           (9)
Net Unrealized Appreciation (Depreciation).......................................................       27,723       (5,796)
NET ASSETS....................................................................................... $     85,833 $     81,162
                                                                                                  ============ ============
(1) NUMBER OF SHARES AUTHORIZED..................................................................  300,000,000  300,000,000
                                                                                                  ============ ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                         CSTG&E
                                                                          CSTG&E U.S. INTERNATIONAL
                                                                          SOCIAL CORE  SOCIAL CORE
                                                                           EQUITY 2      EQUITY
                                                                           PORTFOLIO    PORTFOLIO
                                                                          ----------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $251, respectively).   $1,807       $ 2,833
  Interest...............................................................       --             1
  Income from Securities Lending.........................................       62           117
                                                                            ------       -------
     Total Investment Income.............................................    1,869         2,951
                                                                            ------       -------
EXPENSES
  Investment Management Fees.............................................      227           377
  Accounting & Transfer Agent Fees.......................................        2            15
  Custodian Fees.........................................................       --            33
  Filing Fees............................................................        2             2
  Shareholders' Reports..................................................        6             6
  Directors'/Trustees' Fees & Expenses...................................        1             1
  Professional Fees......................................................        3             1
  Other..................................................................       24            60
                                                                            ------       -------
     Total Expenses......................................................      265           495
                                                                            ------       -------
  Fees Paid Indirectly (Note C)..........................................       --            --
                                                                            ------       -------
  Net Expenses...........................................................      265           495
                                                                            ------       -------
  NET INVESTMENT INCOME (LOSS)...........................................    1,604         2,456
                                                                            ------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    1,695        (2,942)
    Foreign Currency Transactions........................................       --            16
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................      197           976
    Translation of Foreign Currency Denominated Amounts..................       --            (8)
                                                                            ------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    1,892        (1,958)
                                                                            ------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $3,496       $   498
                                                                            ======       =======

----------
**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     CSTG&E U.S. SOCIAL CORE CSTG&E INTERNATIONAL
                                                                     EQUITY 2 PORTFOLIO      SOCIAL CORE EQUITY PORTFOLIO
                                                                     ----------------------  ---------------------------
                                                                       YEAR        YEAR        YEAR           YEAR
                                                                      ENDED       ENDED       ENDED          ENDED
                                                                     OCT. 31,    OCT. 31,    OCT. 31,       OCT. 31,
                                                                       2016        2015        2016           2015
                                                                     --------    --------    --------       --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................................... $ 1,604     $ 1,504     $  2,456       $  2,519
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................   1,695       3,017       (2,942)          (500)
    Foreign Currency Transactions...................................      --          --           16            (48)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................     197      (3,340)         976         (4,121)
    Translation of Foreign Currency Denominated Amounts.............      --          --           (8)             6
                                                                     -------     -------       --------       --------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations....................................................   3,496       1,181          498         (2,144)
                                                                     -------     -------       --------       --------
Distributions From:
  Net Investment Income.............................................  (1,589)     (1,493)      (2,576)        (2,493)
  Net Long-Term Gains...............................................  (1,316)         --           --             --
                                                                     -------     -------       --------       --------
     Total Distributions............................................  (2,905)     (1,493)      (2,576)        (2,493)
                                                                     -------     -------       --------       --------
Capital Share Transactions (1):
  Shares Issued.....................................................   1,550         825        2,649          1,667
  Shares Issued in Lieu of Cash Distributions.......................   2,905       1,493        2,576          2,493
  Shares Redeemed...................................................  (6,059)     (7,002)     (19,252)        (2,425)
                                                                     -------     -------       --------       --------
     Net Increase (Decrease) from Capital Share Transactions........  (1,604)     (4,684)     (14,027)         1,735
                                                                     -------     -------       --------       --------
     Total Increase (Decrease) in Net Assets........................  (1,013)     (4,996)     (16,105)        (2,902)
NET ASSETS
  Beginning of Year.................................................  86,846      91,842       97,267        100,169
                                                                     -------     -------       --------       --------
  End of Year....................................................... $85,833     $86,846     $ 81,162       $ 97,267
                                                                     =======     =======       ========       ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................................     113          58          330            191
  Shares Issued in Lieu of Cash Distributions.......................     210         106          328            290
  Shares Redeemed...................................................    (434)       (476)      (2,424)          (279)
                                                                     -------     -------       --------       --------
     Net Increase (Decrease) from Shares Issued and Redeemed........    (111)       (312)      (1,766)           202
                                                                     =======     =======       ========       ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)................................................. $   174     $   157     $    280       $    351

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                                                          -------------------------------------------
                                                                            YEAR     YEAR     YEAR     YEAR     YEAR
                                                                           ENDED    ENDED    ENDED    ENDED    ENDED
                                                                          OCT. 31, OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                            2016     2015     2014     2013     2012
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $ 14.30  $ 14.38  $ 13.08  $ 10.07  $  8.98
                                                                          -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................    0.26     0.24     0.20     0.20     0.16
  Net Gains (Losses) on Securities (Realized and Unrealized).............    0.31    (0.08)    1.30     3.01     1.08
                                                                          -------  -------  -------  -------  -------
   Total from Investment Operations......................................    0.57     0.16     1.50     3.21     1.24
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................   (0.26)   (0.24)   (0.20)   (0.20)   (0.15)
  Net Realized Gains.....................................................   (0.22)      --       --       --       --
                                                                          -------  -------  -------  -------  -------
   Total Distributions...................................................   (0.48)   (0.24)   (0.20)   (0.20)   (0.15)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $ 14.39  $ 14.30  $ 14.38  $ 13.08  $ 10.07
========================================================================= ======== ======== ======== ======== ========
Total Return.............................................................    4.18%    1.13%   11.54%   32.27%   13.94%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $85,833  $86,846  $91,842  $89,269  $76,197
Ratio of Expenses to Average Net Assets..................................    0.32%    0.34%    0.32%    0.35%    0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).    0.32%    0.34%    0.32%    0.35%    0.36%
Ratio of Net Investment Income to Average Net Assets.....................    1.91%    1.67%    1.47%    1.71%    1.65%
Portfolio Turnover Rate..................................................      16%      12%      11%       4%       9%
-----------------------------------------------------------------------------------------------------------------------

                                                                          CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                                                                          -----------------------------------------------
                                                                            YEAR      YEAR       YEAR      YEAR      YEAR
                                                                           ENDED     ENDED      ENDED     ENDED     ENDED
                                                                          OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                            2016      2015       2014      2013      2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  8.34   $  8.74   $   9.16   $   7.39  $  7.27
                                                                          -------   -------   --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................    0.22      0.22       0.29       0.21     0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).............   (0.14)    (0.40)     (0.43)      1.79     0.12
                                                                          -------   -------   --------   --------  -------
   Total from Investment Operations......................................    0.08     (0.18)     (0.14)      2.00     0.33
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................   (0.22)    (0.22)     (0.28)     (0.23)   (0.21)
  Net Realized Gains.....................................................      --        --         --         --       --
                                                                          -------   -------   --------   --------  -------
   Total Distributions...................................................   (0.22)    (0.22)     (0.28)     (0.23)   (0.21)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  8.20   $  8.34   $   8.74   $   9.16  $  7.39
========================================================================= ========  ========  ========   ========  ========
Total Return.............................................................    1.15%    (2.15)%    (1.71)%    27.54%    4.87%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $81,162   $97,267   $100,169   $110,438  $64,902
Ratio of Expenses to Average Net Assets..................................    0.55%     0.54%      0.53%      0.56%    0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).    0.55%     0.54%      0.53%      0.56%    0.60%
Ratio of Net Investment Income to Average Net Assets.....................    2.73%     2.52%      3.08%      2.54%    3.00%
Portfolio Turnover Rate..................................................       5%        8%        18%         8%       7%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, two of which, CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies".

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   CSTG&E International Social Core Equity Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the CSTG&E International Social Core Equity Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time CSTG&E International Social Core Equity Portfolio prices its shares at the close of the NYSE, the Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on CSTG&E International Social Core Equity Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by CSTG&E International Social Core Equity Portfolio utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When CSTG&E International Social Core Equity Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the CSTG&E International Social Core Equity Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   CSTG&E International Social Core Equity Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the

Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   CSTG&E International Social Core Equity Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. CSTG&E International Social Core Equity Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.27% and 0.42%, of average daily net assets for CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio, respectively.

EARNED INCOME CREDIT:

   In addition, CSTG&E International Social Core Equity Portfolio entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
                                                            ----------
         CSTG&E International Social Core Equity Portfolio.     --*

* Amounts designated as -- are less than $500.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ $4
             CSTG&E International Social Core Equity Portfolio.  4

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         PURCHASES  SALES
                                                         --------- -------
      CSTG&E U.S. Social Core Equity 2 Portfolio........  $13,548  $15,363
      CSTG&E International Social Core Equity Portfolio.    4,119   17,405

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    INCREASE       INCREASE
                                                   (DECREASE)     (DECREASE)
                                    INCREASE     UNDISTRIBUTED   ACCUMULATED
                                   (DECREASE)    NET INVESTMENT  NET REALIZED
                                 PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                 --------------- -------------- --------------
  CSTG&E U.S. Social Core
    Equity 2 Portfolio..........       $19            $ 2            $(21)
  CSTG&E International Social
    Core Equity Portfolio.......        --             49             (49)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                                   NET INVESTMENT
                                                     INCOME AND   LONG-TERM
                                                     SHORT-TERM    CAPITAL
                                                   CAPITAL GAINS    GAINS   TOTAL
                                                   -------------- --------- ------
CSTG&E U.S. Social Core Equity 2 Portfolio
2015..............................................     $1,493          --   $1,493
2016..............................................      1,589      $1,316    2,905
CSTG&E International Social Core Equity Portfolio
2015..............................................      2,493          --    2,493
2016..............................................      2,576          --    2,576

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
CSTG&E U.S. Social Core Equity 2
  Portfolio......................      $153         $1,703             --       $27,736       $ 29,592
CSTG&E International Social Core
  Equity Portfolio...............       363             --       $(10,071)       (5,926)       (15,634)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                     EXPIRES ON OCTOBER 31,
                                                     ----------------------
                                                      2017     UNLIMITED     TOTAL
                                                     -----    ----------    -------
  CSTG&E U.S. Social Core Equity 2 Portfolio........   --           --           --
  CSTG&E International Social Core Equity Portfolio. $904       $9,167      $10,071

   During the period ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             CSTG&E U.S. Social Core Equity 2 Portfolio........ --
             CSTG&E International Social Core Equity Portfolio. --

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                                   FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                   TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                   -------- ------------ ------------ --------------
CSTG&E U.S. Social Core Equity 2 Portfolio........ $74,519    $29,534      $ (1,797)     $27,737
CSTG&E International Social Core Equity Portfolio.  90,359     14,144       (20,058)      (5,914)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by CSTG&E International Social Core Equity Portfolio may be inhibited.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
CSTG&E U.S. Social Core Equity 2
  Portfolio.............................     1.07%        $  199         39         --        $   869
CSTG&E International Social Core Equity
  Portfolio.............................     1.08%         1,167         40        $ 1         15,711

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                          --------- ------ --------------------
CSTG&E U.S. Social Core Equity 2 Portfolio........   $486    $1,646        $ 234
CSTG&E International Social Core Equity Portfolio.    405       508         (107)

J. SECURITIES LENDING:

   As of October 31, 2016, the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                              ------
           CSTG&E U.S. Social Core Equity 2 Portfolio........ $3,659
           CSTG&E International Social Core Equity Portfolio.    167

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF OCTOBER 31, 2016
                                            --------------------------------------------------------
                                            OVERNIGHT AND            BETWEEN
                                             CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                            ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants............  $16,538,660     --         --         --    $16,538,660
CSTG&E INTERNATIONAL SOCIAL CORE EQUITY
  PORTFOLIO
 Common Stocks.............................  $ 3,821,663     --         --         --    $ 3,821,663

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, two shareholders held 97% of the outstanding shares of CSTG&E U.S. Social Core Equity 2 Portfolio and two shareholders held 98% of the outstanding shares of CSTG&E International Social Core Equity Portfolio. One or more of the shareholders are omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CSTG&E U.S. Social Core Equity 2 Portfolio and CSTG&E International Social Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  (UNAUDITED)

   As noted in the table provided below, on December 16, 2015, the CSTG&E U.S. Social Core Equity 2 Portfolio and the CSTG&E International Social Core Equity Portfolio paid distributions to shareholders of record as of December 15, 2015 that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                          % BREAKDOWN OF DISTRIBUTION SOURCES
                                                   -------------------------------------------------
                                                      NET      NET REALIZED   NET REALIZED
                                                   INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                       INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                     ---------- -------------- -------------- ---------
CSTG&E U.S. Social Core Equity 2 Portfolio
   December 16, 2015..............................     91%          0%             0%           9%
CSTG&E International Social Core Equity Portfolio
   December 16, 2015..............................     84%          0%             0%          16%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                  PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5
       WITH THE FUND,          TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/     YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
 ADDRESS AND YEAR OF BIRTH     LENGTH OF SERVICE             OVERSEEN                      COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------
                                         DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception         122 portfolios in 4     Leo Melamed Professor of Finance, The
Director of DFAIDG and                                 investment companies    University of Chicago Booth School of
DIG.                                                                           Business.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       122 portfolios in 4     Steven G. Rothmeier Professor and
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                  School of Business (since 1965). Member
Booth School of Business                                                       and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                        Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                              (futures trading exchange) (since
1939                                                                           2004). Trustee, Harbor Fund (registered
                                                                               investment company) (29 Portfolios)
                                                                               (since 1994). Formerly, Member of the
                                                                               Board of Milwaukee Insurance Company
                                                                               (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       122 portfolios in 4     Professor in Practice of Finance, Yale
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    School of Management (since 1984).
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                  Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                       to Morningstar Inc. (since 2006).
1943                                                                           Formerly, Director, BIRR Portfolio
                                                                               Analysis, Inc. (sofware Products)
                                                                               (1990- 2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       122 portfolios in 4     Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG     DIG-Since 2010          investment companies    Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM      DFAITC-Since 2010                               Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                  Management and Economics, Graduate
School of Business                                                             School of Business, Stanford University
434 Galvez Mall                                                                (since 1995). Cornerstone Research
Stanford, CA 94305                                                             (expert testimony and economic and
1948                                                                           financial analysis) (since 2009).
                                                                               Formerly, Chairman of the President
                                                                               George W. Bush's Council of Economic
                                                                               Advisors, State of California
                                                                               (2005-2006). Formerly, Commissioner,
                                                                               White House Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       122 portfolios in 4     Chief Investment Strategist, Janus
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM      DFAITC-Since 1992                               E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                  Graduate School of Business, Stanford
Advisers, LP                                                                   University (since 1981). Chairman,
6300 Bee Cave Road                                                             Ruapay Inc. (since 2013). Formerly,
Building 1                                                                     Chairman, Platinum Grove Asset
Austin, TX 78746                                                               Management, L.P. (hedge fund)
1941                                                                           (formerly, Oak Hill Platinum Partners)
                                                                               (1999-2009). Formerly, Director,
                                                                               American Centruy Fund Complex
                                                                               (registered investment companies) (43
                                                                               Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       122 portfolios in 4     Boris and Irene Stern Distinguished
Director of DFAIDG and DIG     DIG-Since 2000          investment companies    Service Professor of Accounting,
Trustee of DFAITC and DEM      DFAITC-Since 2000                               University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                  Business (since 1980). Director, HNI
Booth School of Business                                                       Corporation (formerly known as HON
5807 S. Woodlawn Avenue                                                        Industries Inc.) (office furniture)
Chicago, IL 60637                                                              (since 2000). Director, Ryder System
1953                                                                           Inc. (transportation, logistics and
                                                                               supply-chain management) (since 2003).
                                                                               Trustee, UBS Funds (4 investment
                                                                               companies within the fund complex) (33
                                                                               portfolios) (since 2009). Formerly,
                                                                               Co-Director Investment Research,
                                                                               Fundamental Investment Advisors (hedge
                                                                               fund) (2008-2011).

      NAME, POSITION                                  PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5
      WITH THE FUND,          TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/     YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE             OVERSEEN                      COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------
                                          INTERESTED TRUSTEES/DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981       122 portfolios in 4     Chairman, Director/Trustee, President,
Chairman, Director/Trustee,   DIG-Since 1992          investment companies    Co-Chief Executive Officer and
President and Co-Chief        DFAITC-Since 1992                               formerly, Chief Executive Officer
Executive Officer             DEM-Since 1993                                  (until 1/1/2010) of the following
6300 Bee Cave Road                                                            companies: Dimensional Holdings Inc.,
Building One                                                                  Dimensional Fund Advisors LP, DFA
Austin, TX 78746                                                              Securities LLC, DEM, DFAIDG, DIG and
1946                                                                          DFAITC (collectively, the "DFA
                                                                              Entities"). Director of Dimensional
                                                                              Fund Advisors Ltd. and formerly, Chief
                                                                              Investment Officer. Director of DFA
                                                                              Australia Limited and formerly,
                                                                              President and Chief Investment Officer.
                                                                              Director of Dimensional Advisors Ltd.,
                                                                              Dimensional Funds plc and Dimensional
                                                                              Funds II plc. Formerly, President,
                                                                              Dimensional SmartNest (US) LLC (2009-
                                                                              2014). Formerly, Limited Partner, Oak
                                                                              Hill Partners (2001-2010). Limited
                                                                              Partner, VSC Investors, LLC (since
                                                                              2007). Trustee, University of Chicago.
                                                                              Trustee, University of Kansas Endowment
                                                                              Association. Formerly, Director, SA
                                                                              Funds (registered investment company).
                                                                              Chairman, Director and Co-Chief
                                                                              Executive Officer of Dimensional Fund
                                                                              Advisors Canada ULC. Director and
                                                                              President (since 2012) of Dimensional
                                                                              Japan Ltd. Chairman, Director,
                                                                              President, and Co-Chief Executive
                                                                              Officer of Dimensional Cayman Commodity
                                                                              Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009       122 portfolios in 4     Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009          investment companies    January 2010), Co-Chief Investment
Executive Officer and Co-     DFAITC-Since 2009                               Officer (since June 2014),
Chief Investment Officer      DEM-Since 2009                                  Director/Trustee, and formerly, Chief
6300 Bee Cave Road,                                                           Investment Officer (March 2007-June
Building One                                                                  2014) of the DFA Entities. Director,
Austin, TX 78746                                                              Co-Chief Executive Officer and Chief
1967                                                                          Investment Officer (since 2010) of
                                                                              Dimensional Cayman Commodity Fund I
                                                                              Ltd. Director, Co-Chief Executive
                                                                              Officer, President and Co-Chief
                                                                              Investment Officer of Dimensional Fund
                                                                              Advisors Canada ULC and formerly, Chief
                                                                              Investment Officer (until April 2014).
                                                                              Co-Chief Investment Officer, Vice
                                                                              President, and Director of DFA
                                                                              Australia Limited and formerly, Chief
                                                                              Investment Officer (until April 2014).
                                                                              Director of Dimensional Fund Advisors
                                                                              Ltd., Dimensional Funds plc,
                                                                              Dimensional Funds II plc and
                                                                              Dimensional Advisors Ltd. Formerly,
                                                                              Vice President of the DFA Entities and
                                                                              Dimensional Fund Advisors Canada ULC.
                                                                              Director and Chief Investment Officer
                                                                              (since December 2012) of Dimensional
                                                                              Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
---------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                            President, Business Development at Capson Physicians
                                                                Insurance Company (2010-2012).
---------------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong   Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1977                                                            Director for Dimensional Fund Advisors LP (January 2011-
                                                                January 2016).
---------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
---------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013). Director of Dimensional Funds plc
                                                                and Dimensional Funds II plc (since November 2013).
---------------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Client
1974                                                            Service Manager for Dimensional Fund Advisors LP
                                                                (February 2008-January 2014).
---------------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1970                                                            Research Associate (January 2012-January 2014) and
                                                                Research Associate (2006-2011) for Dimensional Fund
                                                                Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                            Director for Dimensional Fund Advisors LP (April 2008-
                                                                January 2014).
---------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the DFA
1967                    Assistant Secretary                     Entities, DFA Australia Limited, Dimensional Fund Advisors
                                                                Ltd., Dimensional Cayman Commodity Fund I Ltd.,
                                                                Dimensional Fund Advisors Pte. and Dimensional Hong
                                                                Kong Limited. Director, Vice President, Director and
                                                                Assistant Secretary of Dimensional Fund Advisors Canada
                                                                ULC.
---------------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of Global
1964                                                            Financial Services for Dimensional Fund Advisors LP
                                                                (since 2008).
---------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1970                                                            Director for Dimensional Fund Advisors LP (December
                                                                2010-January 2012).
---------------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1973                                                            Director (January 2010-January 2014) for Dimensional
                                                                Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
David K. Campbell       Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                            Relationship Manager for Dimensional Fund Advisors LP
                                                                (October 2010-January 2016).
---------------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1972                                                            Director (January 2012-January 2015) for Dimensional
                                                                Fund Advisors LP; Principal for Chamberlain Financial
                                                                Group (October 2010-December 2011).
---------------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1971                                                            Director (June 2011-January 2015) for Dimensional Fund
                                                                Advisors LP; Sales Executive for Vanguard (2004-June
                                                                2011).

                                            TERM OF OFFICE/1/
                                             AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION           SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
1966                                                           Management (since March 2012) and Senior Portfolio
                                                               Manager (since January 2012) for Dimensional Fund
                                                               Advisors LP. Vice President of Dimensional Fund Advisors
                                                               Canada ULC (since April 2016). Formerly, Portfolio
                                                               Manager for Dimensional Fund Advisors LP (October 2005
                                                               to January 2012).
----------------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Counsel
1972                                                           for Dimensional Fund Advisors LP (April 2012-January
                                                               2014); Vice President and Counsel for AllianceBernstein
                                                               L.P. (2006-2012).
----------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and Vice
1972                                                           President of Dimensional Japan Ltd (since February 2016).
                                                               President and Director of Dimensional Fund Advisors
                                                               Canada ULC (since February 2016), Vice President of DFA
                                                               Australia Limited (since April 2008) and Director (since Oct
                                                               2016). Director of Dimensional Advisors Ltd, Dimensional
                                                               Fund Advisors Pte. Ltd., and Dimensional Hong Kong
                                                               Limited, (since April 2016), Vice President of Dimensional
                                                               Fund Advisors Pte Ltd. (since June 2016), Head of Global
                                                               Institutional Services for Dimensional Fund Advisors LP
                                                               (since January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North America
                                                               (March 2012 to December 2013) and Head of Portfolio
                                                               Management (January 2006 to March 2012) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (September
                                                               2011-March 2013); Vice President at MullinTBG (2005-
                                                               2011).
----------------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1971                                                           Director for Dimensional Fund Advisors LP (August 2010-
                                                               March 2014).
----------------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1979                                                           Director for Dimensional Fund Advisors LP (2003-March
                                                               2014).
----------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1976                                                           Director for Dimensional Fund Advisors LP (August 2002-
                                                               January 2012).
----------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
----------------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly, Senior
1982                                                           Associate, Research (January 2015-January 2016);
                                                               Associate, Research (January 2014-January 2015);
                                                               Analyst, Research (July 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer of all
1965                    Global Chief                           the DFA Entities, DFA Australia Limited and Dimensional
                        Compliance Officer                     Fund Advisors Ltd. Chief Compliance Officer and Chief
                                                               Privacy Officer of Dimensional Fund Advisors Canada
                                                               ULC, Chief Compliance Officer of Dimensional Fund
                                                               Advisors Pte. Ltd. Formerly, Vice President and Global
                                                               Chief Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
----------------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President        Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1980                                                           Research Systems (November 2012-January 2016) for
                                                               Dimensional Fund Advisors LP; Assistant Vice President,
                                                               Oaktree Capital Management (April 2011-October 2012.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1980                                                            Director (July 2013-January 2015) for Dimensional Fund
                                                                Advisors LP; Relationship Manager for Blackrock, Inc. (July
                                                                2011-July 2013); Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
-----------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
-----------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                            Director (January 2012-January 2014) and Senior
                                                                Associate (August 2010-December 2011) for Dimensional
                                                                Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1976                                                            Director (May 2011-January 2015) for Dimensional Fund
                                                                Advisors LP; Vice President, Portfolio Specialist (January
                                                                2007-May 2011) for Morgan Stanley Investment
                                                                Management.
-----------------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Senior Consultant, NERA
                                                                Economic Consulting, New York (May 2010-November
                                                                2012).
-----------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data Officer
1972                                                            for Dimensional Fund Advisors LP (since January 2016).
-----------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of Marketing
1979                                                            for Dimensional Fund Advisors LP (since February 2013).
                                                                Formerly, Senior Manager of Research and Marketing for
                                                                Dimensional Fund Advisors LP (June 2012-January 2013);
                                                                Director of Mutual Fund Analysis at Morningstar (January
                                                                2008-May 2012).
-----------------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Regional
1959                                                            Director (May 2008-January 2015) for Dimensional Fund
                                                                Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the DFA
1965                    Assistant Secretary                     Entities and DFA Australia Limited. Chief Operating Officer
                                                                for Dimensional Fund Advisors Pte. Ltd. (since April 2013).
                                                                Formerly, Chief Operating Officer for Dimensional Fund
                                                                Advisors Ltd. (July 2008-March 2013).
-----------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
1974                                                            Management (since March 2012) and Senior Portfolio
                                                                Manager (since January 2012) of Dimensional Fund
                                                                Advisors LP. Vice President of Dimensional Fund Advisors
                                                                Canada ULC (since April 2016). Formerly, Portfolio
                                                                Manager of Dimensional Fund Advisors LP (September
                                                                2004-January 2012).
-----------------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1976                                                            Director for Dimensional Fund Advisors LP (August 2011-
                                                                January 2014); Senior Vice President of First Trust
                                                                Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President         Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1959                                                            Associate (May 2011-January 2015) for Dimensional Fund
                                                                Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President         Since 2009       Vice President of all the DFA Entities.
1970

                                         TERM OF OFFICE/1/
                                          AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION          SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President     Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                        President for Dimensional SmartNest (US) LLC (January
                                                            2012-November 2014); Senior Vice President for
                                                            Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President     Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President     Since 2012       Vice President of all the DFA Entities. Formerly, Managing
1968                                                        Director at BlackRock (2004-January 2012).
--------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President     Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President     Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President     Since 2011       Vice President of all the DFA Entities. Senior Trader for
1975                                                        Dimensional Fund Advisors LP (since 2012). Formerly,
                                                            Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President     Since 2014       Vice President of all the DFA Entities. Formerly, Counsel
1974                                                        for Dimensional Fund Advisors LP (January 2011-January
                                                            2014).
--------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President     Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President     Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President,    Since 2016       Vice President, Chief Financial Officer, and Treasurer of all
1958                    Chief Financial                     the DFA Entities. Interim Chief Financial Officer, interim
                        Officer, and                        Treasurer and Vice President of Dimensional Advisors Ltd.,
                        Treasurer                           Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors
                                                            Canada ULC, Dimensional Fund Advisors Pte. Ltd, DFA
                                                            Australia Ltd. Formerly, interim Chief Financial Officer and interim Treasurer (April 2016-September 2016), and
                                                            Controller (August 2015-September 2016) of all the DFA
                                                            Entities); Vice President of T. Rowe Price Group, Inc. and
                                                            Director of Investment Treasury and Treasurer of the
                                                            T. Rowe Price Funds (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President     Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President     Since 2011       Vice President of all the DFA Entities. Formerly, Managing
1960                                                        Director, Co-Head Global Consultant Relations at
                                                            BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President     Since 2015       Vice President of all the DFA Entities. Formerly, Senior
1971                                                        Compliance Officer (November 2010-January 2015) for
                                                            Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President     Since 2016       Vice President of all the DFA Entities. Portfolio Manager for
1977                                                        Dimensional Fund Advisors LP (January 2013-Present).
                                                            Formerly, Investment Associate for Dimensional Fund
                                                            Advisors LP (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President     Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1983                                                        Director for Dimensional Fund Advisors LP (April 2006-
                                                            January 2016).
--------------------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President     Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1977                                                        IT Service Management (October 2014-January 2016);
                                                            Manager, Managed DC Systems (October 2005-October
                                                            2014) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President     Since 2004       Vice President of all the DFA Entities and Dimensional
1973                                                        Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President     Since 2014       Vice President of all the DFA Entities. Formerly, Manager
1971                                                        of Sales and Marketing Systems (January 2011-January
                                                            2014) for Dimensional Fund Advisors LP.

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
 Stephen W. Jones       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Facilities
 1968                                                      Manager for Dimensional Fund Advisors LP (October
                                                           2008-January 2012).
-------------------------------------------------------------------------------------------------------------------------
 Scott P. Kaup          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
 1975                                                      Manager, Investment Operations (January 2014-January
                                                           2015) and Investment Operations Manager (May 2008-
                                                           January 2014) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
 David M. Kavanaugh     Vice President    Since 2014       Vice President of all the DFA Entities. Head of Operations
 1978                                                      for Financial Advisor Services for Dimensional Fund
                                                           Advisors LP (since July 2014). Formerly, Counsel of
                                                           Dimensional Fund Advisors LP (August 2011-January
                                                           2014); Associate at Andrews Kurth LLP (2006-2011).
-------------------------------------------------------------------------------------------------------------------------
 Patrick M. Keating     Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
 1954                                                      Dimensional Holdings Inc., Dimensional Fund Advisors LP
                                                           and Dimensional Japan Ltd. Chief Operating Officer and
                                                           Director of Dimensional Japan Ltd. Formerly, Vice
                                                           President of DFA Securities LLC, Dimensional Cayman
                                                           Commodity Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of Dimensional
                                                           Holdings Inc., DFA Securities LLC, Dimensional Fund
                                                           Advisors LP, Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund Advisors
                                                           Pte. Ltd. (until February 2015); Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors
                                                           Canada ULC (until February 2015); Director of DFA
                                                           Australia Limited, Dimensional Fund Advisors Ltd. and
                                                           Dimensional Advisors Ltd. (until February 2015); and
                                                           Director and Vice President of Dimensional Hong Kong
                                                           Limited and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-------------------------------------------------------------------------------------------------------------------------
 Andrew K. Keiper       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
 1977                                                      Director for Dimensional Fund Advisors LP (October 2004-
                                                           January 2013).
-------------------------------------------------------------------------------------------------------------------------
 David M. Kershner      Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
 1971                                                      Dimensional Fund Advisors LP (since June 2004).
-------------------------------------------------------------------------------------------------------------------------
 Arun C. Keswani        Vice President    Since 2016       Vice President of all the DFA Entities. Senior Portfolio
 1975                                                      Manager for Dimensional Fund Advisors LP (January
                                                           2015-Present). Formerly, Portfolio Manager (January
                                                           2013-January 2015) and Investment Associate (October
                                                           2011-January 2013) for Dimensional Fund Advisors LP;
                                                           Investment Banking Associate at Morgan Stanley (August
                                                           2010-September 2011).
-------------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Creative
 1972                                                      Director for Dimensional Fund Advisors LP (September
                                                           2012-January 2014); Vice President and Global Creative
                                                           Director at Morgan Stanley (2007-2012); Visiting Assistant
                                                           Professor, Graduate Communications Design at Pratt
                                                           Institute (2004-2012).
-------------------------------------------------------------------------------------------------------------------------
 Natalia Y. Knych       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
 1971                                                      RFP, Institutional (January 2015-January 2016); Senior
                                                           Associate, Institutional (April 2007-January 2015) for
                                                           Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of Defined
 1971                                                      Contribution Sales for Dimensional Fund Advisors LP
                                                           (since August 2010).
-------------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior Portfolio
 1971                                                      Manager of Dimensional Fund Advisors LP (since January
                                                           2012). Formerly, Portfolio Manager for Dimensional (April
                                                           2001-January 2012).
-------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Senior
 1981                                                      Associate, Investment Analytics and Data (January 2012-
                                                           December 2012) and Systems Developer (June 2007-
                                                           December 2011) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
 1966                                                      Director (May 2010-January 2014) for Dimensional Fund
                                                           Advisors LP.
------------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly, Chief
 1967                                                      Executive Officer for Dimensional SmartNest (US) LLC
                                                           (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).
------------------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Senior
 1978                                                      Trader (January 2010-December 2012) for Dimensional
                                                           Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities.
 1980
------------------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
 1971                                                      Director (July 2013-January 2015) for Dimensional Fund
                                                           Advisors LP; Chief Investment Officer (April 2005-April
                                                           2013) for First Citizens Bancorporation.
------------------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
 1960                                                      Director for Dimensional Fund Advisors LP (January 2008-
                                                           January 2013).
------------------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior Tax
 1971                                                      Manager (February 2013-January 2015) for Dimensional
                                                           Fund Advisors LP; Vice President and Tax Manager, North
                                                           America (August 2006-April 2012) for Pacific Investment
                                                           Management Company.
------------------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969
------------------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
 1972                                                      Manager, Marketing Operations (January 2014-January
                                                           2015), Manager, Client Systems (October 2011-January
                                                           2014) and RFP Manager (April 2010-October 2011) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
 1969                                                      Director for Dimensional Fund Advisors LP (January 2011-
                                                           January 2014).
------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President    Since 2010       Vice President of all the DFA Entities and Dimensional
 1972                                                      Cayman Commodity Fund I Ltd.
------------------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President    Since 2008       Vice President of all DFA Entities and Head of Global
 1970                                                      Human Resources for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
 1965                                                      Compliance Officer (May 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief Compliance Officer
                                                           (April 2010-April 2012) for Al Frank Asset Management.
------------------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
 1975                                                      Director of Dimensional Fund Advisors LP (January 2009-
                                                           January 2014).
------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
 1984                                                      Director (January 2009-January 2014) and Senior
                                                           Associate (2011) for Dimensional Fund Advisors LP.

                                            TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
 Francis L. McNamara    Vice President      Since 2016          Vice President of all the DFA Entities. Formerly, Manager,
 1959                                                           Project Management Office for Dimensional Fund Advisors
                                                                LP (October 2006-January 2016).
------------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015          Vice President of all the DFA Entities. Portfolio Manager
 1981                                                           (since September 2011) for Dimensional Fund Advisors
                                                                LP. Formerly, Portfolio Manager for Wells Capital
                                                                Management (October 2004-September 2011).
------------------------------------------------------------------------------------------------------------------------------
 Tracy R. Mitchell      Vice President      Since 2016          Vice President of all the DFA Entities. Formerly, Regional
 1974                                                           Director for Dimensional Fund Advisors LP (September
                                                                2013-January 2016); Managing Director, Client Services,
                                                                Charles Schwab (December 2009-August 2013).
------------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013          Vice President of all the DFA Entities. Formerly, Manager,
 1971                                                           Investment Systems (2011-January 2013) for Dimensional
                                                                Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President      Vice President and Secretary of all the DFA Entities.
 1964                   Secretary           since 1997 and      Director, Vice President and Secretary of DFA Australia
                                            Secretary since     Limited and Dimensional Fund Advisors Ltd. (since
                                            2000                February 2002, April 1997, and May 2002, respectively).
                                                                Vice President and Secretary of Dimensional Fund
                                                                Advisors Canada ULC (since June 2003), Dimensional
                                                                Cayman Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                (since February 2012), Dimensional Advisors Ltd (since
                                                                March 2012), Dimensional Fund Advisors Pte. Ltd. (since
                                                                June 2012). Director of Dimensional Funds plc and
                                                                Dimensional Funds II plc (since 2002 and 2006,
                                                                respectively). Director of Dimensional Japan Ltd.,
                                                                Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                                Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                                August 2012 and July 2012). Formerly, Vice President and
                                                                Secretary of Dimensional SmartNest (US) LLC (October
                                                                2010-November 2014).
------------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015          Vice President of all the DFA Entities. Formerly, Regional
 1977                                                           Director (June 2011-January 2015) for Dimensional Fund
                                                                Advisors LP; Sales Executive for Vanguard (July 2008-May
                                                                2011).
------------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011          Vice President of all the DFA Entities. Formerly, Portfolio
 1964                                                           Manager for Dimensional Fund Advisors LP (2008-2010).
------------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and  Since 2013          Vice President and Deputy Chief Compliance Officer of all
 1961                   Deputy Chief                            the DFA Entities. Deputy Chief Compliance Officer of
                        Compliance Officer                      Dimensional Fund Advisors LP (since December 2012).
                                                                Formerly, Chief Compliance Officer of Wellington
                                                                Management Company, LLP (2004-2011).
------------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President      Since 2010          Vice President of all the DFA Entities, Dimensional
 1974                                                           Cayman Commodity Fund I Ltd., and Dimensional Fund
                                                                Advisors Canada ULC (since April 2016). Deputy General
                                                                Counsel, Funds (since 2011).
------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and  Vice President      Vice President and Co-Chief Investment Officer of all the
 1976                   Co-Chief            since 2007 and      DFA Entities, Dimensional Fund Advisors Canada ULC,
                        Investment Officer  Co-Chief            and Dimensional Japan Ltd. Director of Dimensional Funds
                                            Investment Officer  plc and Dimensional Fund II plc.
                                            since 2014
------------------------------------------------------------------------------------------------------------------------------
 Randy C. Olson         Vice President      Since 2016          Vice President of all the DFA Entities. Formerly, Senior
 1980                                                           Compliance Officer for Dimensional Fund Advisors LP
                                                                (July 2014-January 2016); Vice President Regional Head
                                                                of Investment Compliance, Asia, PIMCO Asia Private
                                                                Limited (July 2012-July 2014); Country Compliance Officer,
                                                                Janus Capital, Singapore Private Limited (May 2011-June
                                                                2012).
------------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President      Since 2009          Vice President of all the DFA Entities. Portfolio Manager for
 1973                                                           Dimensional Fund Advisors LP (since July 2005).

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President    Since 2010       Vice President of all the DFA Entities.
 1978
----------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
 1977                                                      Director for Dimensional Fund Advisors LP (2012-January
                                                           2013); Senior Consultant (June 2011-December 2011) and
                                                           Senior Investment Analyst and Consultant (July 2008-June
                                                           2011) at Hewitt EnnisKnupp.
----------------------------------------------------------------------------------------------------------------------
 Mary T. Phillips       Vice President    Since 2016       Vice President of all the DFA Entities. Senior Portfolio
 1981                                                      Manager (January 2015-present). Formerly, Portfolio
                                                           Manager (April 2014-January 2015) and Investment
                                                           Associate for Dimensional Fund Advisors LP (July 2012-
                                                           March 2014).
----------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President    Since 2015       Vice President of all the DFA Entities. Senior Manager,
 1984                                                      Advisor Benchmarking (since January 2015) for
                                                           Dimensional Fund Advisors LP. Formerly, Manager,
                                                           Advisor Benchmarking (April 2012-December 2014) for
                                                           Dimensional Fund Advisors LP; Senior Manager, Research
                                                           and Consulting (October 2010-April 2012) for Crain
                                                           Communications Inc.
----------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
 1974                                                      Director (May 2011-January 2015) for Dimensional Fund
                                                           Advisors LP.
----------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
 1976                                                      Dimensional Fund Advisors LP (since February 2015).
                                                           Formerly, Chief Financial Officer and General Counsel for
                                                           Relentless (March 2014-January 2015); Vice President of
                                                           all the DFA Entities (January 2013-March 2014); Counsel
                                                           for Dimensional Fund Advisors LP (January 2009-March
                                                           2014).
----------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
 1961                                                      Limited, Dimensional Fund Advisors Ltd. and Dimensional
                                                           Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President    Since 2011       Vice President of all the DFA Entities. Senior Portfolio
 1970                                                      Manager for Dimensional Fund Advisors LP (since January
                                                           2015). Formerly, Portfolio Manager for Dimensional Fund
                                                           Advisors LP (2006-January 2015).
----------------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
 1967                                                      Director for Dimensional Fund Advisors LP (January 2011-
                                                           January 2014).
----------------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Planning
 1969                                                      and Analysis Manager for Dimensional Fund Advisors LP
                                                           (July 2007-January 2014).
----------------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
 1979                                                      Director (March 2011-January 2015) for Dimensional Fund
                                                           Advisors LP.
----------------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Research
 1981                                                      Associate (June 2011-January 2012) for Dimensional Fund
                                                           Advisors LP.
----------------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Senior
 1968                                                      Fund Accounting Manager (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Senior Financial
                                                           Consultant and Chief Accounting Officer (July 2002-July
                                                           2013) for MFS Investment Management.
----------------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
----------------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
 1978                                                      President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Oliver J. Rowe          Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Senior
1960                                                       Manager, Human Resources for Dimensional Fund
                                                           Advisors LP (January 2012-January 2014); Director of
                                                           Human Resources at Spansion, Inc. (March 2009-
                                                           December 2011).
------------------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Manager
1987                                                       Investment Analytics and Data (January 2014-January
                                                           2015), Senior Associate, Investment Analytics and Data
                                                           (January 2013-January 2014), Associate, Investment
                                                           Analytics and Data (January 2012-January 2013), and
                                                           Investment Data Analyst (April 2010-January 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Julie A. Saft           Vice President    Since 2010       Vice President of all the DFA Entities.
1959
------------------------------------------------------------------------------------------------------------------------
Joel P. Schneider       Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio Manager
1980                                                       (since 2013) for Dimensional Fund Advisors LP. Formerly,
                                                           Investment Associate (April 2011-January 2013) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Ashish Shrestha         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1978                                                       Director (September 2009-January 2015) for Dimensional
                                                           Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Bruce A. Simmons        Vice President    Since 2009       Vice President of all the DFA Entities.
1965
------------------------------------------------------------------------------------------------------------------------
Ted R. Simpson          Vice President    Since 2007       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------------
Bhanu P. Singh          Vice President    Since 2014       Vice President of all the DFA Entities. Senior Portfolio
1981                                                       Manager for Dimensional Fund Advisors LP (since January
                                                           2015). Formerly, Portfolio Manager (January 2012-January
                                                           2015) and Investment Associate for Dimensional Fund
                                                           Advisors LP (August 2010-December 2011).
------------------------------------------------------------------------------------------------------------------------
Bryce D. Skaff          Vice President    Since 2007       Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------------------
Lukas J. Smart          Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio Manager of
1977                                                       Dimensional Fund Advisors LP (since January 2010).
------------------------------------------------------------------------------------------------------------------------
Andrew D. Smith         Vice President    Since 2011       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------------------
Grady M. Smith          Vice President    Since 2004       Vice President of all the DFA Entities and Dimensional
1956                                                       Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------
Matthew Snider          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1976                                                       Director for Dimensional Fund Advisors LP (September
                                                           2011-January 2016); Sales Executive, Vanguard (May
                                                           2008-August 2011).
------------------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth      Vice President    Since 2004       Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------------------
Charlene L. St. John    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Senior
1965                                                       Manager for Dimensional Fund Advisors LP (September
                                                           2014-January 2016); Vice President of Marketing, Forward
                                                           Management/Salient (January 2008-February 2014).
------------------------------------------------------------------------------------------------------------------------
Brent M. Stone          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Project
1971                                                       Manager (September 2012-December 2015) and Manager,
                                                           Corporate Systems for Dimensional Fund Advisors LP
                                                           (January 2011-September 2012).
------------------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1971                                                       Director for Dimensional Fund Advisors LP (April 2010-
                                                           January 2013).
------------------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Manager,
1973                                                       Investment Analytics and Data (2012-January 2013) and
                                                           Research Assistant (2002-2011) for Dimensional Fund
                                                           Advisors LP.

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
James J. Taylor         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Accounting Manager for Dimensional Fund Advisors LP
                                                           (November 2009-January 2016).
-------------------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly, Regional
1980                                                       Director (2010-January 2013) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly, Regional
1978                                                       Director for Dimensional Fund Advisors LP (January 2008-
                                                           January 2012).
-------------------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-------------------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Research
1982                                                       Associate (June 2011-January 2015) for Dimensional Fund
                                                           Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and Dimensional
                                                           Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly, Regional
1979                                                       Director for Dimensional Fund Advisors LP (September
                                                           2008-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
1970                                                       Dimensional Fund Advisors LP (since 2004).
-------------------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Regional
1974                                                       Director (January 2012-January 2015) for Dimensional
                                                           Fund Advisors LP; Director of Marketing and Investor
                                                           Relations for Treaty Oak Capital Management (July 2011-
                                                           October 2011); Vice President for Rockspring Capital
                                                           (October 2010-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Griffin S. Watkins      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Regional
1985                                                       Director (January 2014-January 2016) and Senior
                                                           Associate (January 2011-December 2013) for Dimensional
                                                           Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Timothy P. Wei          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Counsel
1968                                                       for Dimensional Fund Advisors LP (July 2014-January
                                                           2016); Assistant General Counsel, Teacher Retirement
                                                           System of Texas (October 2008-June 2014).
-------------------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-------------------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-------------------------------------------------------------------------------------------------------------------------
Kristina M. Williams    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Client
1975                                                       Service Supervisor for Dowling & Yahnke (July 2014-
                                                           January 2016); Head of Operations for The Elements
                                                           Financial Group (January 2013-June 2014); Head of
                                                           Operations for Vericimetry Advisors LLC (July 2011-
                                                           December 2012).
-------------------------------------------------------------------------------------------------------------------------
Jeremy J. Willis        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Manager,
1976                                                       Client Systems for Dimensional Fund Advisors LP (May
                                                           2012-January 2016); Vice President, Implementations,
                                                           Citigroup (August 2006-October 2011).
-------------------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of Global
1981                                                       Recruiting and Development (since June 2014) for
                                                           Dimensional Fund Advisors LP. Formerly, Senior Manager,
                                                           Recruiting (December 2012-June 2014) for Dimensional
                                                           Fund Advisors LP; Co-Head of Global Recruiting (May
                                                           2009-November 2012) for Two Sigma Investments.
-------------------------------------------------------------------------------------------------------------------------
Cecelia K. Wong         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly, Client
1981                                                       Service Manager for Dimensional Fund Advisors LP (June
                                                           2005-January 2016).
-------------------------------------------------------------------------------------------------------------------------
Craig A. Wright         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                       Accounting Manager for Dimensional Fund Advisors LP
                                                           (November 2011-January 2016); Senior Associate,
                                                           PricewaterhouseCoopers LP (July 2009-November 2011).
-------------------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities.
1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                QUALIFYING
                                                                                   FOR
                            NET                                                 CORPORATE
                        INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN
DFA INVESTMENT            INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX     SOURCE
DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4)
---------------------  ------------- ------------- ------------- ------------- ------------ ---------- --------- ---------
CSTG&E U.S. Social
 Core Equity 2
 Portfolio............       55%          --            45%           100%         100%        100%       --         --
CSTG&E International
 Social Core Equity
 Portfolio............      100%          --            --            100%         100%        100%        6%       100%

                                  QUALIFYING
                                    SHORT-
                       QUALIFYING    TERM
DFA INVESTMENT          INTEREST   CAPITAL
DIMENSIONS GROUP INC.  INCOME(5)   GAIN(6)
---------------------  ---------- ----------
CSTG&E U.S. Social
 Core Equity 2
 Portfolio............    100%       100%
CSTG&E International
 Social Core Equity
 Portfolio............    100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-015A
 [LOGO]                                                              00185764

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

DFA Investment Dimensions Group Inc.
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
DFA Social Fixed Income Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
                                                                          --
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   5
     Disclosure of Fund Expenses........................................  10
     Disclosure of Portfolio Holdings...................................  12
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         U.S. Social Core Equity 2 Portfolio............................  14
         U.S. Sustainability Core 1 Portfolio...........................  17
         International Sustainability Core 1 Portfolio..................  20
         International Social Core Equity Portfolio.....................  24
         Emerging Markets Social Core Equity Portfolio..................  28
         DFA Social Fixed Income Portfolio..............................  32
     Statements of Assets and Liabilities...............................  38
     Statements of Operations...........................................  40
     Statements of Changes in Net Assets................................  42
     Financial Highlights...............................................  44
     Notes to Financial Statements......................................  47
     Report of Independent Registered Public Accounting Firm............  59
     Section 19(a) Notice...............................................  60
  FUND MANAGEMENT.......................................................  61
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  75
  NOTICE TO SHAREHOLDERS................................................  76

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 1, 2007-OCTOBER 31, 2016

                                     [CHART]

                  U.S. Social Core Equity               Russell 3000(R)
                       2 Portfolio                           Index
                 -------------------------          -----------------------

10/2007                  10,000                             10,000
10/2007                   9,930                             10,042
11/2007                   9,330                              9,590
12/2007                   9,238                              9,532
01/2008                   8,777                              8,954
02/2008                   8,516                              8,676
03/2008                   8,498                              8,625
04/2008                   8,951                              9,056
05/2008                   9,202                              9,241
06/2008                   8,366                              8,479
07/2008                   8,315                              8,411
08/2008                   8,497                              8,542
09/2008                   7,718                              7,739
10/2008                   6,207                              6,366
11/2008                   5,578                              5,864
12/2008                   5,714                              5,976
01/2009                   5,099                              5,474
02/2009                   4,505                              4,901
03/2009                   4,976                              5,330
04/2009                   5,706                              5,891
05/2009                   5,963                              6,205
06/2009                   5,932                              6,226
07/2009                   6,479                              6,711
08/2009                   6,737                              6,951
09/2009                   7,085                              7,242
10/2009                   6,796                              7,056
11/2009                   7,075                              7,457
12/2009                   7,409                              7,669
01/2010                   7,118                              7,393
02/2010                   7,451                              7,643
03/2010                   8,003                              8,125
04/2010                   8,336                              8,301
05/2010                   7,659                              7,645
06/2010                   7,099                              7,205
07/2010                   7,631                              7,706
08/2010                   7,141                              7,343
09/2010                   7,913                              8,036
10/2010                   8,206                              8,350
11/2010                   8,384                              8,398
12/2010                   9,075                              8,968
01/2011                   9,254                              9,164
02/2011                   9,706                              9,497
03/2011                   9,830                              9,540
04/2011                  10,030                              9,824
05/2011                   9,840                              9,712
06/2011                   9,655                              9,537
07/2011                   9,337                              9,319
08/2011                   8,597                              8,760
09/2011                   7,735                              8,080
10/2011                   8,827                              9,010
11/2011                   8,796                              8,986
12/2011                   8,835                              9,060
01/2012                   9,326                              9,517
02/2012                   9,742                              9,919
03/2012                   9,972                             10,225
04/2012                   9,865                             10,158
05/2012                   9,149                              9,530
06/2012                   9,470                              9,904
07/2012                   9,513                             10,002
08/2012                   9,824                             10,251
09/2012                  10,106                             10,521
10/2012                  10,031                             10,339
11/2012                  10,117                             10,419
12/2012                  10,381                             10,547
01/2013                  11,050                             11,126
02/2013                  11,182                             11,273
03/2013                  11,644                             11,715
04/2013                  11,688                             11,907
05/2013                  12,150                             12,187
06/2013                  12,028                             12,029
07/2013                  12,734                             12,689
08/2013                  12,337                             12,334
09/2013                  12,857                             12,793
10/2013                  13,389                             13,336
11/2013                  13,831                             13,723
12/2013                  14,231                             14,086
01/2014                  13,620                             13,641
02/2014                  14,242                             14,288
03/2014                  14,444                             14,363
04/2014                  14,376                             14,381
05/2014                  14,626                             14,695
06/2014                  15,123                             15,063
07/2014                  14,691                             14,766
08/2014                  15,283                             15,386
09/2014                  14,731                             15,065
10/2014                  15,062                             15,479
11/2014                  15,291                             15,854
12/2014                  15,369                             15,854
01/2015                  14,725                             15,413
02/2015                  15,674                             16,305
03/2015                  15,562                             16,140
04/2015                  15,620                             16,213
05/2015                  15,761                             16,437
06/2015                  15,554                             16,162
07/2015                  15,495                             16,432
08/2015                  14,646                             15,440
09/2015                  14,123                             14,990
10/2015                  15,141                             16,174
11/2015                  15,259                             16,264
12/2015                  14,657                             15,930
01/2016                  13,736                             15,031
02/2016                  13,869                             15,026
03/2016                  14,917                             16,084
04/2016                  15,039                             16,184
05/2016                  15,258                             16,474
06/2016                  15,138                             16,508
07/2016                  15,785                             17,163
08/2016                  15,969                             17,206             Past performance is not predictive of
09/2016                  16,012                             17,233             future performance.
10/2016                  15,656                             16,861             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE           SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        INCEPTION             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2016, all rights
                                3.40%       12.14%         5.06%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SUSTAINABILITY CORE 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
MARCH 12, 2008-OCTOBER 31, 2016

                                     [CHART]

                 U.S. Sustainability Core               Russell 3000(R)
                       1 Portfolio                           Index
                 ------------------------           -----------------------

03/2008                  10,000                             10,000
03/2008                  10,190                             10,127
04/2008                  10,650                             10,633
05/2008                  10,910                             10,851
06/2008                  10,056                              9,955
07/2008                  10,006                              9,876
08/2008                  10,217                             10,029
09/2008                   9,270                              9,086
10/2008                   7,438                              7,475
11/2008                   6,794                              6,885
12/2008                   6,955                              7,016
01/2009                   6,315                              6,428
02/2009                   5,615                              5,754
03/2009                   6,162                              6,258
04/2009                   6,948                              6,917
05/2009                   7,305                              7,286
06/2009                   7,326                              7,311
07/2009                   7,951                              7,880
08/2009                   8,259                              8,161
09/2009                   8,680                              8,503
10/2009                   8,382                              8,285
11/2009                   8,783                              8,755
12/2009                   9,136                              9,005
01/2010                   8,836                              8,680
02/2010                   9,177                              8,975
03/2010                   9,785                              9,540
04/2010                  10,106                              9,746
05/2010                   9,288                              8,976
06/2010                   8,694                              8,460
07/2010                   9,286                              9,047
08/2010                   8,756                              8,622
09/2010                   9,632                              9,436
10/2010                   9,987                              9,804
11/2010                  10,112                              9,861
12/2010                  10,843                             10,529
01/2011                  11,063                             10,759
02/2011                  11,503                             11,151
03/2011                  11,620                             11,201
04/2011                  11,914                             11,535
05/2011                  11,746                             11,403
06/2011                  11,543                             11,198
07/2011                  11,237                             10,942
08/2011                  10,457                             10,286
09/2011                   9,522                              9,487
10/2011                  10,717                             10,579
11/2011                  10,707                             10,551
12/2011                  10,771                             10,637
01/2012                  11,356                             11,174
02/2012                  11,867                             11,647
03/2012                  12,167                             12,006
04/2012                  12,050                             11,927
05/2012                  11,239                             11,190
06/2012                  11,649                             11,628
07/2012                  11,734                             11,744
08/2012                  12,098                             12,037
09/2012                  12,444                             12,353
10/2012                  12,282                             12,140
11/2012                  12,390                             12,234
12/2012                  12,608                             12,384
01/2013                  13,380                             13,063
02/2013                  13,543                             13,236
03/2013                  14,107                             13,755
04/2013                  14,249                             13,980
05/2013                  14,728                             14,310
06/2013                  14,561                             14,124
07/2013                  15,436                             14,898
08/2013                  14,998                             14,483
09/2013                  15,614                             15,021
10/2013                  16,262                             15,659
11/2013                  16,778                             16,113
12/2013                  17,233                             16,539
01/2014                  16,633                             16,016
02/2014                  17,422                             16,776
03/2014                  17,551                             16,865
04/2014                  17,506                             16,885
05/2014                  17,862                             17,254
06/2014                  18,393                             17,686
07/2014                  17,935                             17,338
08/2014                  18,706                             18,065
09/2014                  18,186                             17,688
10/2014                  18,646                             18,175
11/2014                  18,994                             18,616
12/2014                  19,023                             18,615
01/2015                  18,406                             18,097
02/2015                  19,560                             19,145
03/2015                  19,411                             18,950
04/2015                  19,480                             19,036
05/2015                  19,721                             19,299
06/2015                  19,468                             18,977
07/2015                  19,606                             19,294
08/2015                  18,514                             18,129
09/2015                  17,904                             17,601
10/2015                  19,220                             18,991
11/2015                  19,358                             19,096
12/2015                  18,789                             18,704
01/2016                  17,687                             17,649
02/2016                  17,804                             17,643
03/2016                  19,078                             18,886
04/2016                  19,078                             19,003
05/2016                  19,431                             19,343
06/2016                  19,269                             19,382
07/2016                  20,120                             20,152
08/2016                  20,262                             20,203
09/2016                  20,311                             20,235             Past performance is not predictive of
10/2016                  19,837                             19,797             future performance.
                                                                               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE           SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        INCEPTION             Russell data copyright (C) Russell
          --------------------------------------------------------------       Investment Group 1995-2016, all rights
                                3.21%       13.10%         8.25%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 12, 2008-OCTOBER 31, 2016

                                     [CHART]

                  International Sustainability       MSCI World ex USA Index
                        Core 1 Portfolio                 (net dividends)
                   -------------------------         -----------------------

03/2008                     10,000                           10,000
03/2008                     10,110                           10,013
04/2008                     10,500                           10,570
05/2008                     10,680                           10,730
06/2008                      9,760                            9,896
07/2008                      9,386                            9,544
08/2008                      9,062                            9,175
09/2008                      7,852                            7,850
10/2008                      6,087                            6,217
11/2008                      5,752                            5,880
12/2008                      6,182                            6,190
01/2009                      5,477                            5,612
02/2009                      4,915                            5,044
03/2009                      5,314                            5,377
04/2009                      6,052                            6,070
05/2009                      6,912                            6,838
06/2009                      6,840                            6,767
07/2009                      7,482                            7,402
08/2009                      7,887                            7,757
09/2009                      8,257                            8,077
10/2009                      8,008                            7,947
11/2009                      8,226                            8,144
12/2009                      8,342                            8,274
01/2010                      7,986                            7,886
02/2010                      7,986                            7,878
03/2010                      8,562                            8,385
04/2010                      8,478                            8,260
05/2010                      7,494                            7,349
06/2010                      7,373                            7,242
07/2010                      8,125                            7,912
08/2010                      7,807                            7,675
09/2010                      8,604                            8,411
10/2010                      8,912                            8,711
11/2010                      8,540                            8,342
12/2010                      9,304                            9,014
01/2011                      9,518                            9,208
02/2011                      9,871                            9,550
03/2011                      9,691                            9,358
04/2011                     10,216                            9,868
05/2011                      9,938                            9,575
06/2011                      9,762                            9,439
07/2011                      9,534                            9,283
08/2011                      8,687                            8,498
09/2011                      7,720                            7,645
10/2011                      8,429                            8,389
11/2011                      8,189                            8,001
12/2011                      7,998                            7,914
01/2012                      8,526                            8,341
02/2012                      8,955                            8,799
03/2012                      8,962                            8,734
04/2012                      8,774                            8,586
05/2012                      7,771                            7,607
06/2012                      8,250                            8,106
07/2012                      8,227                            8,207
08/2012                      8,507                            8,441
09/2012                      8,776                            8,697
10/2012                      8,866                            8,758
11/2012                      9,057                            8,942
12/2012                      9,445                            9,212
01/2013                      9,841                            9,665
02/2013                      9,728                            9,569
03/2013                      9,852                            9,645
04/2013                     10,260                           10,084
05/2013                     10,045                            9,858
06/2013                      9,766                            9,489
07/2013                     10,317                            9,994
08/2013                     10,191                            9,865
09/2013                     10,959                           10,562
10/2013                     11,294                           10,917
11/2013                     11,363                           10,984
12/2013                     11,584                           11,149
01/2014                     11,142                           10,699
02/2014                     11,793                           11,283
03/2014                     11,765                           11,232
04/2014                     11,894                           11,410
05/2014                     12,046                           11,586
06/2014                     12,216                           11,751
07/2014                     11,896                           11,541
08/2014                     11,944                           11,551
09/2014                     11,400                           11,076
10/2014                     11,245                           10,900
11/2014                     11,257                           11,034
12/2014                     10,889                           10,667
01/2015                     10,877                           10,629
02/2015                     11,558                           11,264
03/2015                     11,379                           11,076
04/2015                     11,894                           11,556
05/2015                     11,906                           11,455
06/2015                     11,602                           11,130
07/2015                     11,663                           11,306
08/2015                     10,911                           10,483
09/2015                     10,453                            9,953
10/2015                     11,123                           10,702
11/2015                     11,062                           10,532
12/2015                     10,860                           10,343
01/2016                     10,236                            9,631
02/2016                     10,004                            9,497
03/2016                     10,744                           10,141
04/2016                     10,941                           10,467
05/2016                     10,990                           10,349
06/2016                     10,535                           10,035
07/2016                     11,058                           10,528
08/2016                     11,132                           10,538             Past performance is not predictive of
09/2016                     11,290                           10,666             future performance.
10/2016                     11,041                           10,459             The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          SINCE                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       INCEPTION              redemption of fund shares.
          ---------------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -0.74%       5.55%         1.15%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2016

                                     [CHART]

                 International Social Core        MSCI World ex USA Index
                      Equity Portfolio                (net dividends)
                 --------------------------       -----------------------


11/2012                    10,000                         10,000
11/2012                    10,070                         10,146
12/2012                    10,534                         10,452
01/2013                    10,969                         10,966
02/2013                    10,828                         10,857
03/2013                    10,939                         10,943
04/2013                    11,394                         11,442
05/2013                    11,091                         11,185
06/2013                    10,755                         10,766
07/2013                    11,408                         11,339
08/2013                    11,316                         11,193
09/2013                    12,152                         11,984
10/2013                    12,581                         12,386
11/2013                    12,622                         12,462
12/2013                    12,889                         12,650
01/2014                    12,455                         12,139
02/2014                    13,188                         12,802
03/2014                    13,158                         12,744
04/2014                    13,303                         12,945
05/2014                    13,438                         13,145
06/2014                    13,658                         13,332
07/2014                    13,290                         13,095
08/2014                    13,321                         13,105
09/2014                    12,605                         12,567
10/2014                    12,405                         12,367
11/2014                    12,320                         12,519
12/2014                    11,983                         12,103
01/2015                    11,876                         12,060
02/2015                    12,676                         12,780
03/2015                    12,416                         12,567
04/2015                    13,068                         13,111
05/2015                    13,068                         12,997
06/2015                    12,785                         12,628
07/2015                    12,752                         12,828
08/2015                    11,984                         11,894
09/2015                    11,469                         11,293
10/2015                    12,197                         12,143
11/2015                    12,132                         11,950
12/2015                    11,893                         11,735
01/2016                    11,139                         10,927
02/2016                    10,954                         10,775
03/2016                    11,830                         11,506
04/2016                    12,203                         11,876
05/2016                    12,137                         11,742
06/2016                    11,710                         11,385
07/2016                    12,277                         11,945
08/2016                    12,388                         11,956             Past performance is not predictive of
09/2016                    12,624                         12,102             future performance.
10/2016                    12,434                         11,867             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
           AVERAGE ANNUAL        ONE           SINCE                         would pay on fund distributions or the
           TOTAL RETURN          YEAR        INCEPTION                       redemption of fund shares.
           ----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                 1.94%         5.60%                         rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                Emerging Markets Social Core        MSCI Emerging Markets Index
                      Equity Portfolio                    (net dividends)
                ----------------------------        ---------------------------


10/2006                    10,000                             10,000
11/2006                    10,720                             10,743
12/2006                    11,151                             11,227
01/2007                    11,328                             11,108
02/2007                    11,235                             11,043
03/2007                    11,741                             11,481
04/2007                    12,529                             12,025
05/2007                    13,476                             12,609
06/2007                    13,772                             13,200
07/2007                    14,263                             13,897
08/2007                    13,876                             13,601
09/2007                    15,098                             15,103
10/2007                    16,675                             16,788
11/2007                    15,450                             15,597
12/2007                    15,402                             15,652
01/2008                    13,895                             13,699
02/2008                    14,397                             14,710
03/2008                    13,912                             13,932
04/2008                    14,815                             15,062
05/2008                    14,928                             15,342
06/2008                    13,269                             13,811
07/2008                    13,042                             13,290
08/2008                    12,152                             12,229
09/2008                    10,168                             10,089
10/2008                     7,235                              7,328
11/2008                     6,713                              6,776
12/2008                     7,393                              7,305
01/2009                     6,741                              6,833
02/2009                     6,247                              6,447
03/2009                     7,218                              7,374
04/2009                     8,556                              8,601
05/2009                    10,242                             10,071
06/2009                    10,149                              9,935
07/2009                    11,391                             11,052
08/2009                    11,486                             11,013
09/2009                    12,493                             12,012
10/2009                    12,270                             12,027
11/2009                    13,037                             12,544
12/2009                    13,592                             13,039
01/2010                    12,843                             12,312
02/2010                    12,971                             12,355
03/2010                    14,143                             13,353
04/2010                    14,282                             13,514
05/2010                    12,848                             12,326
06/2010                    12,928                             12,235
07/2010                    14,125                             13,254
08/2010                    13,920                             12,997
09/2010                    15,573                             14,441
10/2010                    16,028                             14,860
11/2010                    15,616                             14,468
12/2010                    16,774                             15,500
01/2011                    16,274                             15,080
02/2011                    16,013                             14,939
03/2011                    16,911                             15,818
04/2011                    17,536                             16,308
05/2011                    17,024                             15,880
06/2011                    16,771                             15,636
07/2011                    16,714                             15,567
08/2011                    15,221                             14,176
09/2011                    12,615                             12,109
10/2011                    14,218                             13,713
11/2011                    13,606                             12,799
12/2011                    13,207                             12,645
01/2012                    14,750                             14,079
02/2012                    15,737                             14,922
03/2012                    15,238                             14,424
04/2012                    14,855                             14,252
05/2012                    13,288                             12,653
06/2012                    13,889                             13,142
07/2012                    13,877                             13,398
08/2012                    14,005                             13,354
09/2012                    14,819                             14,159
10/2012                    14,702                             14,073
11/2012                    14,913                             14,252
12/2012                    15,896                             14,949
01/2013                    16,029                             15,155
02/2013                    15,920                             14,965
03/2013                    15,721                             14,707
04/2013                    15,867                             14,818
05/2013                    15,407                             14,438
06/2013                    14,260                             13,518
07/2013                    14,467                             13,660
08/2013                    14,126                             13,425
09/2013                    15,153                             14,298
10/2013                    15,840                             14,993
11/2013                    15,558                             14,774
12/2013                    15,395                             14,560
01/2014                    14,383                             13,615
02/2014                    14,902                             14,066
03/2014                    15,432                             14,497
04/2014                    15,543                             14,546
05/2014                    16,049                             15,053
06/2014                    16,459                             15,453
07/2014                    16,608                             15,752
08/2014                    17,079                             16,107
09/2014                    15,919                             14,913
10/2014                    15,994                             15,089
11/2014                    15,857                             14,930
12/2014                    15,203                             14,241
01/2015                    15,316                             14,327
02/2015                    15,768                             14,770
03/2015                    15,429                             14,560
04/2015                    16,460                             15,680
05/2015                    15,856                             15,052
06/2015                    15,408                             14,661
07/2015                    14,384                             13,645
08/2015                    13,107                             12,411
09/2015                    12,818                             12,038
10/2015                    13,584                             12,896
11/2015                    13,150                             12,393
12/2015                    12,847                             12,117
01/2016                    12,231                             11,331
02/2016                    12,218                             11,312
03/2016                    13,823                             12,809
04/2016                    13,977                             12,879
05/2016                    13,385                             12,398
06/2016                    14,120                             12,894
07/2016                    14,937                             13,543
08/2016                    15,079                             13,879               Past performance is not predictive of
09/2016                    15,293                             14,058               future performance.
10/2016                    15,333                             14,091               The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                  12.87%        1.52%        4.37%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA SOCIAL FIXED INCOME PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX
APRIL 5, 2016-OCTOBER 31, 2016

                                         [CHART]

                         DFA Social Fixed             Bloomberg Barclays
                         Income Portfolio           U.S. Aggregate Bond Index
                        ------------------         ---------------------------
     04/2016                 $10,000                         $10,000
     04/2016                 $9,973                          $10,010
     05/2016                 $9,955                          $10,012
     06/2016                 $10,148                         $10,192
     07/2016                 $10,196                         $10,257
     08/2016                 $10,142                         $10,245
     09/2016                 $10,159                         $10,239
     10/2016                 $10,075                         $10,161
                                                                                       Past performance is not predictive of
                                                                                       future performance.
                                                                                       The returns shown do not reflect the
                                                                                       deduction of taxes that a shareholder
                  AVERAGE ANNUAL           SINCE                                       would pay on fund distributions or the
                  TOTAL RETURN             INCEPTION                                   redemption of fund shares.
                  -----------------------------------------------------------          Bloomberg Barclays data provided by
                                           0.75%                                       Bloomberg.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index /SM/........ 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

                       TOTAL RETURN FOR 12 MONTHS ENDED
                               OCTOBER 31, 2016
                        --------------------------------

                   Russell 2000(R) Value Index
                     (small-cap value stocks).........  8.81%
                   Russell 2000(R) Growth Index
                     (small-cap growth stocks)........ -0.49%
                   Russell 1000(R) Value Index
                     (large-cap value stocks).........  6.37%
                   Russell 1000(R) Growth Index
                     (large-cap growth stocks)........  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

   The U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio's social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,400 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.40% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

   The U.S. Sustainability Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks and value stocks relative to the market. Value is measured primarily by book-to-market ratio. The Portfolio further adjusts the weights of all eligible companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.21% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                               RETURN IN U.S. DOLLARS
                                               ----------------------
           MSCI World ex USA Index............         -2.27%
           MSCI World ex USA Small Cap Index..          3.96%
           MSCI World ex USA Value Index......         -2.07%
           MSCI World ex USA Growth Index.....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                        12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                                  RETURN IN U.S. DOLLAR
                                                  ---------------------
         MSCI Emerging Markets Index.............         9.27%
         MSCI Emerging Markets Small Cap Index...         4.78%
         MSCI Emerging Markets Value Index.......         8.60%
         MSCI Emerging Markets Growth Index......         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations detracted from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

   The International Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization and lower relative price. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 3,000 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were -0.74% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily includes large- and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

   The International Social Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization and lower relative price. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio's social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 3,700 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.94% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the Index primarily includes large- and mid-cap stocks. With developed ex U.S. small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks generally outperformed during the period. The Portfolio's lesser allocation to the healthcare sector (due to the Portfolio's social screens) also contributed positively to relative performance, as healthcare was the weakest-performing sector in the benchmark.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

   The Emerging Markets Social Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization and lower relative price. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio's social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 3,400 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 12.87% for the Portfolio and 9.27% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of small-cap securities, particularly the lowest relative price (deep value) small-cap securities, contributed positively to its performance relative to the benchmark as that segment of the market outperformed for the year. At the country level, the Portfolio's lesser allocation to China benefited relative performance, as China underperformed. In addition, the Portfolio's greater allocation to Brazil had a positive impact on the Portfolio's relative performance, as Brazil was the strongest performer in the benchmark for the year.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                            10/31/2015 10/31/2016 CHANGE
                                            ---------- ---------- ------
        One-Month Treasury Bill (yield)....   0.00%      0.17%     0.17%
        Ten-Year U.S. Treasury Notes
          (yield)..........................   2.14%      1.83%    -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30-year U.S. Treasury bonds.
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

FIXED INCOME PORTFOLIO'S PERFORMANCE OVERVIEW

DFA SOCIAL FIXED INCOME PORTFOLIO

   The DFA Social Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when the Advisor believes the credit risk premium does not warrant investment in these lower rated securities. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio's social issue screens. The average duration of the Portfolio was 5.43 years on October 31, 2016. The Portfolio's average sector allocation as of October 31, 2016, was approximately 57.2% in corporate securities and 42.8% in government securities.

   From inception on April 5, 2016, through October 31, 2016, the total return was 0.75% for the Portfolio and 1.61% for the Bloomberg Barclays U.S. Aggregate Bond Index, the Portfolio's benchmark. For the period since inception, the Portfolio underperformed the benchmark due to its relative overweight in intermediate-term government bonds during a period when government bonds underperformed corporate bonds. Further detracting from performance was the Portfolio's lack of exposure to bonds with maturities greater than 15 years during a period of declining rates.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
-----------------------------------
Actual Fund Return............................ $1,000.00 $1,041.00    0.27%    $1.39
Hypothetical 5% Annual Return................. $1,000.00 $1,023.78    0.27%    $1.37

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,039.80    0.25%    $1.28
Hypothetical 5% Annual Return................. $1,000.00 $1,023.88    0.25%    $1.27

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,009.20    0.42%    $2.12
Hypothetical 5% Annual Return................. $1,000.00 $1,023.03    0.42%    $2.14

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
------------------------------------------
Actual Fund Return............................ $1,000.00 $1,019.00    0.45%    $2.28
Hypothetical 5% Annual Return................. $1,000.00 $1,022.87    0.45%    $2.29

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,097.00    0.63%    $3.32
Hypothetical 5% Annual Return................. $1,000.00 $1,021.97    0.63%    $3.20

DFA SOCIAL FIXED INCOME PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,010.20    0.27%    $1.36
Hypothetical 5% Annual Return................. $1,000.00 $1,023.78    0.27%    $1.37

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  15.8%
              Consumer Staples.............................   5.8%
              Energy.......................................   7.5%
              Financials...................................  19.4%
              Health Care..................................   7.4%
              Industrials..................................  13.6%
              Information Technology.......................  19.7%
              Materials....................................   4.9%
              Real Estate..................................   0.5%
              Telecommunication Services...................   3.1%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
              Consumer Discretionary.......................  16.8%
              Consumer Staples.............................   7.4%
              Energy.......................................   2.5%
              Financials...................................  17.1%
              Health Care..................................  13.0%
              Industrials..................................  13.3%
              Information Technology.......................  21.7%
              Materials....................................   3.5%
              Real Estate..................................   0.2%
              Telecommunication Services...................   3.1%
              Utilities....................................   1.4%
                                                            -----
                                                            100.0%

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
              Consumer Discretionary.......................  16.0%
              Consumer Staples.............................   8.1%
              Energy.......................................   3.0%
              Financials...................................  20.8%
              Health Care..................................   8.8%
              Industrials..................................  19.4%
              Information Technology.......................   6.8%
              Materials....................................   9.3%
              Real Estate..................................   1.2%
              Telecommunication Services...................   4.6%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  13.6%
              Consumer Staples.............................   5.7%
              Energy.......................................   7.7%
              Financials...................................  20.9%
              Health Care..................................   2.9%
              Industrials..................................  18.4%
              Information Technology.......................   6.4%
              Materials....................................  14.9%
              Real Estate..................................   2.9%
              Telecommunication Services...................   3.6%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  10.9%
              Consumer Staples.............................   8.5%
              Energy.......................................   5.9%
              Financials...................................  21.0%
              Health Care..................................   1.7%
              Industrials..................................   8.8%
              Information Technology.......................  20.1%
              Materials....................................  10.6%
              Real Estate..................................   3.5%
              Telecommunication Services...................   4.5%
              Utilities....................................   4.5%
                                                            -----
                                                            100.0%

FIXED INCOME PORTFOLIO

                       DFA SOCIAL FIXED INCOME PORTFOLIO
              Corporate....................................  48.2%
              Government...................................  42.3%
              Foreign Corporate............................   6.1%
              Foreign Government...........................   3.4%
                                                            -----
                                                            100.0%

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                              PERCENTAGE
                                       SHARES     VALUE+    OF NET ASSETS**
                                       ------     ------    ---------------
    COMMON STOCKS -- (86.8%)
    Consumer Discretionary -- (13.7%)
    *   Amazon.com, Inc...............   5,000 $  3,949,100            0.6%
        Comcast Corp. Class A......... 123,586    7,640,087            1.1%
        Ford Motor Co................. 192,607    2,261,206            0.3%
        General Motors Co.............  75,607    2,389,181            0.4%
        Home Depot, Inc. (The)........  15,237    1,859,066            0.3%
        Time Warner, Inc..............  32,617    2,902,587            0.4%
        Walt Disney Co. (The).........  36,165    3,352,134            0.5%
        Other Securities..............           83,252,575           12.1%
                                               ------------           -----
    Total Consumer Discretionary......          107,605,936           15.7%
                                               ------------           -----
    Consumer Staples -- (5.1%)
        Coca-Cola Co. (The)...........  59,698    2,531,195            0.4%
        CVS Health Corp...............  41,380    3,480,058            0.5%
        PepsiCo, Inc..................  20,764    2,225,901            0.3%
        Wal-Mart Stores, Inc..........  81,306    5,693,046            0.8%
        Walgreens Boots Alliance, Inc.  27,930    2,310,649            0.3%
        Other Securities..............           23,569,416            3.5%
                                               ------------           -----
    Total Consumer Staples............           39,810,265            5.8%
                                               ------------           -----
    Energy -- (6.5%)
        Chevron Corp..................  39,909    4,180,468            0.6%
        Exxon Mobil Corp.............. 127,953   10,661,044            1.6%
        Schlumberger, Ltd.............  27,919    2,184,103            0.3%
        Other Securities..............           33,821,664            4.9%
                                               ------------           -----
    Total Energy......................           50,847,279            7.4%
                                               ------------           -----
    Financials -- (16.9%)
        American Express Co...........  41,123    2,731,390            0.4%
        Bank of America Corp.......... 216,341    3,569,626            0.5%
        Bank of New York Mellon Corp.
         (The)........................  34,034    1,472,651            0.2%
    *   Berkshire Hathaway, Inc.
         Class B......................  20,210    2,916,303            0.4%
        Citigroup, Inc................  61,619    3,028,574            0.5%
        JPMorgan Chase & Co........... 117,793    8,158,343            1.2%
        PNC Financial Services Group,
         Inc. (The)...................  16,112    1,540,307            0.2%
        Travelers Cos., Inc. (The)....  15,702    1,698,642            0.3%
        U.S. Bancorp..................  55,812    2,498,145            0.4%
        Wells Fargo & Co.............. 190,545    8,766,975            1.3%
        Other Securities..............           96,106,241           13.9%
                                               ------------           -----
    Total Financials..................          132,487,197           19.3%
                                               ------------           -----
    Health Care -- (6.4%)
        Abbott Laboratories...........  46,047    1,806,884            0.3%
        Aetna, Inc....................  14,628    1,570,316            0.2%
        Amgen, Inc....................  14,700    2,075,052            0.3%
    *   Express Scripts Holding Co....  32,987    2,223,324            0.3%
        Medtronic P.L.C...............  27,831    2,282,699            0.3%
        UnitedHealth Group, Inc.......  20,900    2,953,797            0.4%
        Other Securities..............           37,452,550            5.5%
                                               ------------           -----
    Total Health Care.................           50,364,622            7.3%
                                               ------------           -----

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (11.8%)
      Delta Air Lines, Inc..........................................    40,560 $  1,694,191            0.3%
      FedEx Corp....................................................     9,778    1,704,501            0.3%
      Union Pacific Corp............................................    30,819    2,717,619            0.4%
*     United Continental Holdings, Inc..............................    27,034    1,520,122            0.2%
      United Technologies Corp......................................    40,001    4,088,102            0.6%
      Other Securities..............................................             80,704,846           11.7%
                                                                               ------------          ------
Total Industrials...................................................             92,429,381           13.5%
                                                                               ------------          ------
Information Technology -- (17.1%)
*     Alphabet, Inc. Class A........................................     4,434    3,591,097            0.5%
*     Alphabet, Inc. Class C........................................     4,673    3,666,155            0.5%
      Apple, Inc....................................................   146,938   16,683,341            2.4%
      Cisco Systems, Inc............................................   209,576    6,429,792            0.9%
*     Facebook, Inc. Class A........................................    19,995    2,619,145            0.4%
      Intel Corp....................................................   220,182    7,677,746            1.1%
#     International Business Machines Corp..........................    11,642    1,789,259            0.3%
      Microsoft Corp................................................   134,171    8,039,526            1.2%
      Oracle Corp...................................................    61,198    2,351,227            0.4%
      QUALCOMM, Inc.................................................    61,441    4,222,226            0.6%
      Visa, Inc. Class A............................................    27,076    2,234,041            0.3%
      Other Securities..............................................             75,026,414           11.0%
                                                                               ------------          ------
Total Information Technology........................................            134,329,969           19.6%
                                                                               ------------          ------
Materials -- (4.2%)
      Dow Chemical Co. (The)........................................    38,029    2,046,341            0.3%
      Other Securities..............................................             31,279,250            4.5%
                                                                               ------------          ------
Total Materials.....................................................             33,325,591            4.8%
                                                                               ------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................              3,113,515            0.4%
                                                                               ------------          ------
Telecommunication Services -- (2.7%)
      AT&T, Inc.....................................................   329,305   12,115,131            1.8%
      Verizon Communications, Inc...................................    80,590    3,876,379            0.6%
      Other Securities..............................................              5,442,932            0.7%
                                                                               ------------          ------
Total Telecommunication Services....................................             21,434,442            3.1%
                                                                               ------------          ------
Utilities -- (2.0%)
      Other Securities..............................................             16,058,506            2.3%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            681,806,703           99.2%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                 14,839            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            681,821,542
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 3,120,151    3,120,151            0.5%
                                                                               ------------          ------
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@  DFA Short Term Investment Fund................................ 8,720,719  100,916,158           14.7%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $654,355,975).............................................             $785,857,851          114.4%
                                                                               ============          ======

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
 Consumer Discretionary......... $107,605,936           --   --    $107,605,936
 Consumer Staples...............   39,810,265           --   --      39,810,265
 Energy.........................   50,847,279           --   --      50,847,279
 Financials.....................  132,487,197           --   --     132,487,197
 Health Care....................   50,364,622           --   --      50,364,622
 Industrials....................   92,429,381           --   --      92,429,381
 Information Technology.........  134,329,969           --   --     134,329,969
 Materials......................   33,325,591           --   --      33,325,591
 Real Estate....................    3,113,515           --   --       3,113,515
 Telecommunication Services.....   21,434,442           --   --      21,434,442
 Utilities......................   16,058,506           --   --      16,058,506
Rights/Warrants.................           -- $     14,839   --          14,839
Temporary Cash Investments......    3,120,151           --   --       3,120,151
Securities Lending Collateral...           --  100,916,158   --     100,916,158
                                 ------------ ------------   --    ------------
TOTAL........................... $684,926,854 $100,930,997   --    $785,857,851
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                          ------     ------    ---------------
  COMMON STOCKS -- (88.3%)
  Consumer Discretionary -- (14.9%)
  *   Amazon.com, Inc....................  18,390 $ 14,524,790            1.9%
      Comcast Corp. Class A.............. 137,048    8,472,307            1.1%
      Home Depot, Inc. (The).............  48,660    5,937,007            0.8%
  *   Priceline Group, Inc. (The)........   1,876    2,765,655            0.4%
      Time Warner, Inc...................  48,537    4,319,308            0.6%
      Walt Disney Co. (The)..............  50,506    4,681,401            0.6%
      Other Securities...................           84,584,458           11.3%
                                                  ------------           -----
  Total Consumer Discretionary...........          125,284,926           16.7%
                                                  ------------           -----
  Consumer Staples -- (6.6%)
      Coca-Cola Co. (The)................ 133,728    5,670,067            0.8%
      Costco Wholesale Corp..............  22,833    3,376,316            0.5%
      CVS Health Corp....................  65,194    5,482,815            0.7%
      PepsiCo, Inc.......................  33,124    3,550,893            0.5%
      Procter & Gamble Co. (The).........  69,720    6,051,696            0.8%
      Wal-Mart Stores, Inc...............  76,148    5,331,883            0.7%
      Walgreens Boots Alliance, Inc......  36,548    3,023,616            0.4%
      Other Securities...................           22,745,830            3.0%
                                                  ------------           -----
  Total Consumer Staples.................           55,233,116            7.4%
                                                  ------------           -----
  Energy -- (2.2%)
      Schlumberger, Ltd..................  49,701    3,888,109            0.5%
      Other Securities...................           15,047,019            2.0%
                                                  ------------           -----
  Total Energy...........................           18,935,128            2.5%
                                                  ------------           -----
  Financials -- (15.1%)
      American Express Co................  44,013    2,923,343            0.4%
      American International Group, Inc..  53,363    3,292,497            0.5%
      Bank of America Corp............... 216,885    3,578,602            0.5%
      Citigroup, Inc.....................  74,257    3,649,732            0.5%
      JPMorgan Chase & Co................  83,630    5,792,214            0.8%
      Wells Fargo & Co................... 105,842    4,869,790            0.7%
      Other Securities...................          103,137,943           13.6%
                                                  ------------           -----
  Total Financials.......................          127,244,121           17.0%
                                                  ------------           -----
  Health Care -- (11.5%)
      Aetna, Inc.........................  22,017    2,363,525            0.3%
      Amgen, Inc.........................  20,692    2,920,883            0.4%
  *   Biogen, Inc........................   8,854    2,480,714            0.3%
  *   Celgene Corp.......................  30,484    3,114,855            0.4%
  *   Express Scripts Holding Co.........  49,357    3,326,662            0.5%
      Gilead Sciences, Inc...............  52,121    3,837,669            0.5%
      Johnson & Johnson..................  81,975    9,508,280            1.3%
      Medtronic P.L.C....................  35,276    2,893,338            0.4%
      Merck & Co., Inc...................  43,966    2,581,684            0.4%
      Pfizer, Inc........................ 236,828    7,509,816            1.0%
      UnitedHealth Group, Inc............  45,303    6,402,673            0.9%
      Other Securities...................           50,013,519            6.5%
                                                  ------------           -----
  Total Health Care......................           96,953,618           12.9%
                                                  ------------           -----

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (11.7%)
      3M Co.........................................................    13,281 $  2,195,349            0.3%
      General Electric Co...........................................   151,967    4,422,240            0.6%
      Honeywell International, Inc..................................    24,923    2,733,555            0.4%
      United Technologies Corp......................................    29,603    3,025,427            0.4%
      Other Securities..............................................             86,697,607           11.5%
                                                                               ------------          ------
Total Industrials...................................................             99,074,178           13.2%
                                                                               ------------          ------
Information Technology -- (19.1%)
      Accenture P.L.C. Class A......................................    28,091    3,265,298            0.4%
*     Alphabet, Inc. Class A........................................     6,113    4,950,919            0.7%
*     Alphabet, Inc. Class C........................................     6,393    5,015,564            0.7%
      Apple, Inc....................................................   285,387   32,402,840            4.3%
      Cisco Systems, Inc............................................   199,157    6,110,137            0.8%
*     Facebook, Inc. Class A........................................    33,250    4,355,417            0.6%
      Intel Corp....................................................   144,256    5,030,207            0.7%
      International Business Machines Corp..........................    20,159    3,098,237            0.4%
      Mastercard, Inc. Class A......................................    44,614    4,774,590            0.6%
      Microsoft Corp................................................   255,343   15,300,153            2.1%
      Oracle Corp...................................................    78,374    3,011,129            0.4%
      QUALCOMM, Inc.................................................    63,266    4,347,639            0.6%
#     Visa, Inc. Class A............................................    76,120    6,280,661            0.8%
      Other Securities..............................................             63,391,015            8.4%
                                                                               ------------          ------
Total Information Technology........................................            161,333,806           21.5%
                                                                               ------------          ------
Materials -- (3.1%)
      Other Securities..............................................             26,287,658            3.5%
                                                                               ------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................              1,713,097            0.2%
                                                                               ------------          ------
Telecommunication Services -- (2.7%)
      AT&T, Inc.....................................................   240,144    8,834,898            1.2%
      Verizon Communications, Inc...................................   182,695    8,787,629            1.2%
      Other Securities..............................................              5,153,918            0.7%
                                                                               ------------          ------
Total Telecommunication Services....................................             22,776,445            3.1%
                                                                               ------------          ------
Utilities -- (1.2%)
      Other Securities..............................................             10,385,562            1.4%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            745,221,655           99.4%
                                                                               ------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                 13,233            0.0%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            745,234,888
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 4,372,468    4,372,468            0.6%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@  DFA Short Term Investment Fund................................ 8,131,561   94,098,425           12.5%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $700,349,450).............................................             $843,705,781          112.5%
                                                                               ============          ======

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $125,284,926          --   --    $125,284,926
    Consumer Staples............   55,233,116          --   --      55,233,116
    Energy......................   18,935,128          --   --      18,935,128
    Financials..................  127,244,121          --   --     127,244,121
    Health Care.................   96,953,618          --   --      96,953,618
    Industrials.................   99,074,178          --   --      99,074,178
    Information Technology......  161,333,806          --   --     161,333,806
    Materials...................   26,287,658          --   --      26,287,658
    Real Estate.................    1,713,097          --   --       1,713,097
    Telecommunication Services..   22,776,445          --   --      22,776,445
    Utilities...................   10,385,562          --   --      10,385,562
  Rights/Warrants...............           -- $    13,233   --          13,233
  Temporary Cash Investments....    4,372,468          --   --       4,372,468
  Securities Lending Collateral.           --  94,098,425   --      94,098,425
                                 ------------ -----------   --    ------------
  TOTAL......................... $749,594,123 $94,111,658   --    $843,705,781
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                      PERCENTAGE
                                                 SHARES   VALUE++   OF NET ASSETS**
                                                 ------   -------   ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.2%)
    Australia & New Zealand Banking Group, Ltd.. 86,015 $ 1,816,242            0.4%
    Commonwealth Bank of Australia.............. 29,629   1,649,473            0.3%
    National Australia Bank, Ltd................ 83,000   1,761,877            0.4%
    Westpac Banking Corp........................ 98,718   2,282,847            0.5%
    Other Securities............................         20,529,466            3.8%
                                                        -----------            ----
TOTAL AUSTRALIA.................................         28,039,905            5.4%
                                                        -----------            ----

AUSTRIA -- (0.4%)
    Other Securities............................          2,205,980            0.4%
                                                        -----------            ----

BELGIUM -- (0.9%)
    Other Securities............................          5,059,873            1.0%
                                                        -----------            ----

CANADA -- (7.7%)
    Bank of Montreal............................ 24,263   1,544,091            0.3%
    Royal Bank of Canada........................ 27,579   1,723,045            0.3%
    Toronto-Dominion Bank (The)................. 32,240   1,462,854            0.3%
    Other Securities............................         37,288,057            7.2%
                                                        -----------            ----
TOTAL CANADA....................................         42,018,047            8.1%
                                                        -----------            ----

CHINA -- (0.0%)
    Other Securities............................              5,899            0.0%
                                                        -----------            ----

DENMARK -- (2.0%)
    Novo Nordisk A.S. Class B................... 70,271   2,503,438            0.5%
    Other Securities............................          8,430,435            1.6%
                                                        -----------            ----
TOTAL DENMARK...................................         10,933,873            2.1%
                                                        -----------            ----

FINLAND -- (1.6%)
    Other Securities............................          8,596,483            1.6%
                                                        -----------            ----

FRANCE -- (8.1%)
    Airbus Group SE............................. 23,821   1,414,488            0.3%
    AXA SA...................................... 55,999   1,263,467            0.3%
    BNP Paribas SA.............................. 33,452   1,939,656            0.4%
    L'Oreal SA.................................. 11,601   2,078,425            0.4%
    LVMH Moet Hennessy Louis Vuitton SE......... 11,439   2,082,597            0.4%
    Sanofi...................................... 27,265   2,121,729            0.4%
    Other Securities............................         33,285,185            6.3%
                                                        -----------            ----
TOTAL FRANCE....................................         44,185,547            8.5%
                                                        -----------            ----

GERMANY -- (6.6%)
    Allianz SE.................................. 12,638   1,972,845            0.4%
    BASF SE..................................... 38,026   3,356,858            0.7%
    Bayerische Motoren Werke AG................. 15,698   1,369,579            0.3%
    Daimler AG.................................. 32,772   2,338,019            0.5%
    ProSiebenSat.1 Media SE..................... 28,578   1,231,659            0.3%
    Other Securities............................         25,384,133            4.7%
                                                        -----------            ----
TOTAL GERMANY...................................         35,653,093            6.9%
                                                        -----------            ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
HONG KONG -- (1.8%)
    AIA Group, Ltd........................ 231,400 $  1,455,738            0.3%
    Other Securities......................            8,196,931            1.6%
                                                   ------------           -----
TOTAL HONG KONG...........................            9,652,669            1.9%
                                                   ------------           -----

IRELAND -- (0.4%)
    Other Securities......................            2,444,340            0.5%
                                                   ------------           -----

ISRAEL -- (0.5%)
    Other Securities......................            2,688,968            0.5%
                                                   ------------           -----

ITALY -- (2.5%)
    Assicurazioni Generali SpA............ 121,247    1,566,189            0.3%
    Other Securities......................           11,907,965            2.3%
                                                   ------------           -----
TOTAL ITALY...............................           13,474,154            2.6%
                                                   ------------           -----

JAPAN -- (22.9%)
    KDDI Corp.............................  63,900    1,942,123            0.4%
    Mitsubishi UFJ Financial Group, Inc... 307,200    1,585,093            0.3%
    SoftBank Group Corp...................  33,284    2,096,288            0.4%
    Sumitomo Mitsui Financial Group, Inc..  47,700    1,653,838            0.3%
    Toyota Motor Corp.....................  62,119    3,603,319            0.7%
    Toyota Motor Corp. Sponsored ADR......  17,953    2,076,444            0.4%
    Other Securities......................          111,444,926           21.4%
                                                   ------------           -----
TOTAL JAPAN...............................          124,402,031           23.9%
                                                   ------------           -----

NETHERLANDS -- (3.5%)
    Akzo Nobel NV.........................  20,136    1,301,008            0.3%
    Koninklijke Ahold Delhaize NV.........  66,058    1,506,941            0.3%
    Unilever NV...........................  46,987    1,964,996            0.4%
    Other Securities......................           14,259,228            2.7%
                                                   ------------           -----
TOTAL NETHERLANDS.........................           19,032,173            3.7%
                                                   ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities......................            2,546,696            0.5%
                                                   ------------           -----

NORWAY -- (0.7%)
    Other Securities......................            3,879,704            0.7%
                                                   ------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................            1,247,980            0.2%
                                                   ------------           -----

SINGAPORE -- (0.8%)
    Other Securities......................            4,237,939            0.8%
                                                   ------------           -----

SPAIN -- (2.9%)
    Banco Santander SA.................... 364,043    1,783,820            0.3%
    Telefonica SA......................... 141,276    1,435,453            0.3%
    Other Securities......................           12,431,899            2.4%
                                                   ------------           -----
TOTAL SPAIN...............................           15,651,172            3.0%
                                                   ------------           -----

SWEDEN -- (3.5%)
    Nordea Bank AB........................ 125,810    1,322,153            0.3%
    Other Securities......................           17,604,168            3.3%
                                                   ------------           -----
TOTAL SWEDEN..............................           18,926,321            3.6%
                                                   ------------           -----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                            SHARES    VALUE++    OF NET ASSETS**
                                            ------    -------    ---------------

SWITZERLAND -- (7.3%)
    Adecco Group AG........................  21,826 $  1,296,027            0.3%
    Givaudan SA............................     722    1,396,397            0.3%
    Novartis AG Sponsored ADR..............  31,612    2,245,084            0.4%
    Roche Holding AG.......................  27,409    6,295,341            1.2%
    Sika AG................................     270    1,297,743            0.3%
    Swiss Re AG............................  18,528    1,719,615            0.3%
    Zurich Insurance Group AG..............   5,173    1,354,066            0.3%
    Other Securities.......................           23,872,229            4.5%
                                                    ------------           -----
TOTAL SWITZERLAND..........................           39,476,502            7.6%
                                                    ------------           -----

UNITED KINGDOM -- (14.5%)
    AstraZeneca P.L.C. Sponsored ADR.......  65,296    1,849,183            0.4%
    BT Group P.L.C......................... 342,510    1,572,134            0.3%
    Compass Group P.L.C....................  81,621    1,476,877            0.3%
#   Diageo P.L.C. Sponsored ADR............  15,800    1,698,974            0.3%
    Experian P.L.C.........................  66,214    1,272,933            0.3%
#   GlaxoSmithKline P.L.C. Sponsored ADR...  43,653    1,746,557            0.3%
    HSBC Holdings P.L.C. Sponsored ADR.....  92,623    3,485,403            0.7%
    Reckitt Benckiser Group P.L.C..........  21,651    1,936,909            0.4%
    Unilever P.L.C. Sponsored ADR..........  34,389    1,432,990            0.3%
    Vodafone Group P.L.C................... 576,038    1,581,986            0.3%
    Other Securities.......................           61,045,200           11.6%
                                                    ------------           -----
TOTAL UNITED KINGDOM.......................           79,099,146           15.2%
                                                    ------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................               28,253            0.0%
                                                    ------------           -----
TOTAL COMMON STOCKS........................          513,486,748           98.7%
                                                    ------------           -----

PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Other Securities.......................            1,687,847            0.4%
                                                    ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................                  373            0.0%
                                                    ------------           -----
TOTAL PREFERRED STOCKS.....................            1,688,220            0.4%
                                                    ------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................                1,459            0.0%
                                                    ------------           -----

SPAIN -- (0.0%)
    Other Securities.......................               30,829            0.0%
                                                    ------------           -----

SWEDEN -- (0.0%)
    Other Securities.......................               13,462            0.0%
                                                    ------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................               22,597            0.0%
                                                    ------------           -----
TOTAL RIGHTS/WARRANTS......................               68,347            0.0%
                                                    ------------           -----
TOTAL INVESTMENT SECURITIES................          515,243,315
                                                    ------------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES      VALUE+    OF NET ASSETS**
                                           ------      ------    ---------------
  SECURITIES LENDING COLLATERAL -- (5.2%)
  (S)@   DFA Short Term Investment Fund.. 2,436,923 $ 28,200,075            5.4%
                                                    ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $525,393,620)................             $543,443,390          104.5%
                                                    ============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
 Australia....................... $   309,233 $ 27,730,672   --    $ 28,039,905
 Austria.........................          --    2,205,980   --       2,205,980
 Belgium.........................          --    5,059,873   --       5,059,873
 Canada..........................  42,015,606        2,441   --      42,018,047
 China...........................          --        5,899   --           5,899
 Denmark.........................     521,194   10,412,679   --      10,933,873
 Finland.........................     222,338    8,374,145   --       8,596,483
 France..........................     241,813   43,943,734   --      44,185,547
 Germany.........................   2,513,283   33,139,810   --      35,653,093
 Hong Kong.......................      31,103    9,621,566   --       9,652,669
 Ireland.........................     415,249    2,029,091   --       2,444,340
 Israel..........................     732,519    1,956,449   --       2,688,968
 Italy...........................      91,334   13,382,820   --      13,474,154
 Japan...........................   4,583,854  119,818,177   --     124,402,031
 Netherlands.....................   4,309,641   14,722,532   --      19,032,173
 New Zealand.....................      11,528    2,535,168   --       2,546,696
 Norway..........................      44,810    3,834,894   --       3,879,704
 Portugal........................          --    1,247,980   --       1,247,980
 Singapore.......................          --    4,237,939   --       4,237,939
 Spain...........................   1,594,487   14,056,685   --      15,651,172
 Sweden..........................     327,800   18,598,521   --      18,926,321
 Switzerland.....................   3,998,904   35,477,598   --      39,476,502
 United Kingdom..................  15,766,786   63,332,360   --      79,099,146
 United States...................          --       28,253   --          28,253
Preferred Stocks
 Germany.........................          --    1,687,847   --       1,687,847
 United Kingdom..................          --          373   --             373
Rights/Warrants
 Australia.......................          --        1,459   --           1,459
 Spain...........................          --       30,829   --          30,829
 Sweden..........................          --       13,462   --          13,462
 United Kingdom..................          --       22,597   --          22,597
Securities Lending Collateral....          --   28,200,075   --      28,200,075
                                  ----------- ------------   --    ------------
TOTAL............................ $77,731,482 $465,711,908   --    $543,443,390
                                  =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                            SHARES        VALUE++    OF NET ASSETS**
                                            ------        -------    ---------------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (6.1%)
    Australia & New Zealand Banking Group,
     Ltd...................................  84,976    $   1,794,303            0.3%
    BHP Billiton, Ltd...................... 137,837        2,408,127            0.5%
    National Australia Bank, Ltd...........  67,610        1,435,187            0.3%
    Westpac Banking Corp...................  70,466        1,629,522            0.3%
    Woodside Petroleum, Ltd................  54,412        1,164,743            0.2%
    Other Securities.......................               26,938,318            4.9%
                                                       -------------        --------
TOTAL AUSTRALIA............................               35,370,200            6.5%
                                                       -------------        --------

AUSTRIA -- (0.7%)
    Other Securities.......................                3,790,080            0.7%
                                                       -------------        --------

BELGIUM -- (1.2%)
    Other Securities.......................                6,651,910            1.2%
                                                       -------------        --------

CANADA -- (10.7%)
    Bank of Nova Scotia (The)..............  25,169        1,353,085            0.3%
    Canadian Natural Resources, Ltd........  53,582        1,699,085            0.3%
    Potash Corp. of Saskatchewan, Inc......  70,881        1,152,549            0.2%
    Royal Bank of Canada...................  24,345        1,521,076            0.3%
#   Suncor Energy, Inc.....................  71,552        2,147,991            0.4%
    Toronto-Dominion Bank (The)............  34,519        1,566,472            0.3%
    Other Securities.......................               52,197,729            9.5%
                                                       -------------        --------
TOTAL CANADA...............................               61,637,987           11.3%
                                                       -------------        --------

CHINA -- (0.0%)
    Other Securities.......................                  118,959            0.0%
                                                       -------------        --------

DENMARK -- (1.4%)
    Other Securities.......................                7,895,594            1.4%
                                                       -------------        --------

FINLAND -- (1.7%)
    UPM-Kymmene Oyj........................  60,611        1,409,903            0.3%
    Other Securities.......................                8,287,316            1.5%
                                                       -------------        --------
TOTAL FINLAND..............................                9,697,219            1.8%
                                                       -------------        --------

FRANCE -- (7.1%)
    BNP Paribas SA.........................  32,547        1,887,181            0.4%
    Carrefour SA...........................  50,364        1,319,987            0.2%
    Cie Generale des Etablissements
     Michelin..............................  13,015        1,409,629            0.3%
    Orange SA..............................  91,089        1,433,163            0.3%
    Total SA...............................  70,378        3,371,451            0.6%
    Other Securities.......................               31,791,870            5.7%
                                                       -------------        --------
TOTAL FRANCE...............................               41,213,281            7.5%
                                                       -------------        --------

GERMANY -- (6.2%)
    Allianz SE.............................   9,658        1,507,655            0.3%
    BASF SE................................  37,516        3,311,836            0.6%
    Bayerische Motoren Werke AG............  21,022        1,834,074            0.3%
    Deutsche Telekom AG.................... 167,150        2,727,089            0.5%
    E.ON SE................................ 179,908        1,318,520            0.3%
    Siemens AG.............................  15,099        1,715,508            0.3%
    Other Securities.......................               23,432,010            4.3%
                                                       -------------        --------
TOTAL GERMANY..............................               35,846,692            6.6%
                                                       -------------        --------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                              SHARES        VALUE++       OF NET ASSETS**
                                              ------        -------       ---------------

HONG KONG -- (2.6%)
     AIA Group, Ltd.......................... 232,600    $   1,463,287               0.3%
     Other Securities........................               13,362,221               2.4%
                                                         -------------           --------
TOTAL HONG KONG..............................               14,825,508               2.7%
                                                         -------------           --------

IRELAND -- (0.6%)
     CRH P.L.C. Sponsored ADR................  42,454        1,371,264               0.3%
     Other Securities........................                1,809,480               0.3%
                                                         -------------           --------
TOTAL IRELAND................................                3,180,744               0.6%
                                                         -------------           --------

ISRAEL -- (0.5%)
     Other Securities........................                2,795,916               0.5%
                                                         -------------           --------

ITALY -- (2.2%)
     Eni SpA.................................  94,489        1,371,249               0.3%
     Other Securities........................               11,514,172               2.1%
                                                         -------------           --------
TOTAL ITALY..................................               12,885,421               2.4%
                                                         -------------           --------

JAPAN -- (21.3%)
     Honda Motor Co., Ltd....................  61,500        1,840,179               0.4%
     Mitsubishi UFJ Financial Group, Inc..... 306,500        1,581,481               0.3%
     NTT DOCOMO, Inc.........................  52,500        1,318,484               0.3%
     Other Securities........................              117,986,083              21.4%
                                                         -------------           --------
TOTAL JAPAN..................................              122,726,227              22.4%
                                                         -------------           --------

NETHERLANDS -- (2.4%)
     Akzo Nobel NV...........................  19,963        1,289,830               0.2%
     Koninklijke Ahold Delhaize NV...........  90,521        2,064,995               0.4%
     Other Securities........................               10,708,255               2.0%
                                                         -------------           --------
TOTAL NETHERLANDS............................               14,063,080               2.6%
                                                         -------------           --------

NEW ZEALAND -- (0.4%)
     Other Securities........................                2,595,342               0.5%
                                                         -------------           --------

NORWAY -- (0.9%)
     Other Securities........................                5,359,044               1.0%
                                                         -------------           --------

PORTUGAL -- (0.3%)
     Other Securities........................                1,790,472               0.3%
                                                         -------------           --------

SINGAPORE -- (1.0%)
     Other Securities........................                5,567,226               1.0%
                                                         -------------           --------

SPAIN -- (2.9%)
     Banco Bilbao Vizcaya Argentaria SA...... 186,843        1,345,022               0.3%
     Banco Santander SA...................... 456,641        2,237,553               0.4%
     Other Securities........................               12,921,574               2.3%
                                                         -------------           --------
TOTAL SPAIN..................................               16,504,149               3.0%
                                                         -------------           --------

SWEDEN -- (2.6%)
     Other Securities........................               15,006,151               2.7%
                                                         -------------           --------

SWITZERLAND -- (4.8%)
     ABB, Ltd................................  73,046        1,506,969               0.3%
     Cie Financiere Richemont SA.............  18,138        1,166,090               0.2%
     Credit Suisse Group AG Sponsored ADR....  81,256        1,129,459               0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                            SHARES        VALUE++       OF NET ASSETS**
                                            ------        -------       ---------------

SWITZERLAND -- (Continued)
    Syngenta AG............................   3,528    $   1,411,785               0.3%
    Other Securities.......................               22,654,407               4.1%
                                                       -------------           --------
TOTAL SWITZERLAND..........................               27,868,710               5.1%
                                                       -------------           --------

UNITED KINGDOM -- (16.5%)
    BHP Billiton P.L.C. ADR................  48,655        1,471,327               0.3%
    BP P.L.C............................... 400,088        2,365,202               0.4%
    BP P.L.C. Sponsored ADR................  61,210        2,176,011               0.4%
    HSBC Holdings P.L.C. Sponsored ADR..... 106,128        3,993,597               0.7%
    Prudential P.L.C. ADR..................  44,266        1,448,826               0.3%
#   Rio Tinto P.L.C. Sponsored ADR.........  34,553        1,204,172               0.2%
    Rolls-Royce Holdings P.L.C............. 130,476        1,158,185               0.2%
    Royal Dutch Shell P.L.C. Class A.......  57,488        1,431,864               0.3%
    Royal Dutch Shell P.L.C. Sponsored
     ADR, Class A..........................  72,698        3,621,087               0.7%
    Royal Dutch Shell P.L.C. Sponsored
     ADR, Class B..........................  43,432        2,271,928               0.4%
*   Tesco P.L.C............................ 600,117        1,545,713               0.3%
    Unilever P.L.C. Sponsored ADR..........  33,461        1,394,320               0.3%
    Vodafone Group P.L.C................... 840,717        2,308,881               0.4%
    Other Securities.......................               69,137,965              12.6%
                                                       -------------           --------
TOTAL UNITED KINGDOM.......................               95,529,078              17.5%
                                                       -------------           --------

UNITED STATES -- (0.0%)
    Other Securities.......................                  155,601               0.0%
                                                       -------------           --------
TOTAL COMMON STOCKS........................              543,074,591              99.3%
                                                       -------------           --------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Other Securities.......................                1,032,951               0.2%
                                                       -------------           --------

UNITED KINGDOM -- (0.0%)
    Other Securities.......................                      829               0.0%
                                                       -------------           --------
TOTAL PREFERRED STOCKS.....................                1,033,780               0.2%
                                                       -------------           --------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................                    2,591               0.0%
                                                       -------------           --------

CHINA -- (0.0%)
    Other Securities.......................                      241               0.0%
                                                       -------------           --------

SPAIN -- (0.0%)
    Other Securities.......................                   33,892               0.0%
                                                       -------------           --------

SWEDEN -- (0.0%)
    Other Securities.......................                    9,351               0.0%
                                                       -------------           --------

UNITED KINGDOM -- (0.0%)
    Other Securities.......................                   41,162               0.0%
                                                       -------------           --------
TOTAL RIGHTS/WARRANTS......................                   87,237               0.0%
                                                       -------------           --------
TOTAL INVESTMENT SECURITIES................              544,195,608
                                                       -------------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                               SHARES         VALUE+        OF NET ASSETS**
                                               ------         ------        ---------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund......... 2,864,417    $  33,147,035               6.1%
                                                           -------------           --------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $591,210,754)........................               $ 577,342,643             105.6%
                                                           =============           ========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
 Australia....................... $    44,036 $ 35,326,164   --    $ 35,370,200
 Austria.........................          --    3,790,080   --       3,790,080
 Belgium.........................      18,186    6,633,724   --       6,651,910
 Canada..........................  61,637,987           --   --      61,637,987
 China...........................          --      118,959   --         118,959
 Denmark.........................          --    7,895,594   --       7,895,594
 Finland.........................          --    9,697,219   --       9,697,219
 France..........................     140,347   41,072,934   --      41,213,281
 Germany.........................     728,262   35,118,430   --      35,846,692
 Hong Kong.......................          --   14,825,508   --      14,825,508
 Ireland.........................   1,371,264    1,809,480   --       3,180,744
 Israel..........................     154,978    2,640,938   --       2,795,916
 Italy...........................     140,686   12,744,735   --      12,885,421
 Japan...........................     269,573  122,456,654   --     122,726,227
 Netherlands.....................   1,331,141   12,731,939   --      14,063,080
 New Zealand.....................      16,285    2,579,057   --       2,595,342
 Norway..........................      68,437    5,290,607   --       5,359,044
 Portugal........................          --    1,790,472   --       1,790,472
 Singapore.......................          --    5,567,226   --       5,567,226
 Spain...........................      39,191   16,464,958   --      16,504,149
 Sweden..........................          --   15,006,151   --      15,006,151
 Switzerland.....................   2,325,839   25,542,871   --      27,868,710
 United Kingdom..................  23,015,207   72,513,871   --      95,529,078
 United States...................      77,579       78,022   --         155,601
Preferred Stocks
 Germany.........................          --    1,032,951   --       1,032,951
 United Kingdom..................          --          829   --             829
Rights/Warrants
 Australia.......................          --        2,591   --           2,591
 China...........................          --          241   --             241
 Spain...........................          --       33,892   --          33,892
 Sweden..........................          --        9,351   --           9,351
 United Kingdom..................          --       41,162   --          41,162
Securities Lending Collateral....          --   33,147,035   --      33,147,035
                                  ----------- ------------   --    ------------
TOTAL............................ $91,378,998 $485,963,645   --    $577,342,643
                                  =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
COMMON STOCKS -- (92.8%)
BRAZIL -- (6.7%)
    BRF SA.............................    170,974 $  2,860,279            0.3%
    Lojas Renner SA....................    308,285    2,607,674            0.2%
*   Petroleo Brasileiro SA Sponsored
     ADR...............................    218,298    2,547,538            0.2%
    Ultrapar Participacoes SA..........    141,884    3,215,059            0.3%
    Other Securities...................              63,201,046            5.9%
                                                   ------------           -----
TOTAL BRAZIL...........................              74,431,596            6.9%
                                                   ------------           -----

CHILE -- (1.7%)
    Other Securities...................              18,756,227            1.7%
                                                   ------------           -----

CHINA -- (13.1%)
    Bank of China, Ltd. Class H........ 10,683,356    4,787,414            0.5%
    China Construction Bank Corp.
     Class H........................... 12,105,990    8,840,360            0.8%
    China Mobile, Ltd. Sponsored ADR...    155,765    8,945,584            0.8%
    CNOOC, Ltd. Sponsored ADR..........     28,599    3,588,602            0.3%
    Industrial & Commercial Bank of
     China, Ltd. Class H............... 10,111,017    6,069,030            0.6%
    Ping An Insurance Group Co. of
     China, Ltd. Class H...............    813,000    4,279,238            0.4%
    Tencent Holdings, Ltd..............    658,300   17,446,478            1.6%
    Other Securities...................              92,158,129            8.6%
                                                   ------------           -----
TOTAL CHINA............................             146,114,835           13.6%
                                                   ------------           -----

COLOMBIA -- (0.5%)
    Other Securities...................               5,517,260            0.5%
                                                   ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities...................               2,087,073            0.2%
                                                   ------------           -----

EGYPT -- (0.1%)
    Other Securities...................               1,210,315            0.1%
                                                   ------------           -----

GREECE -- (0.2%)
    Other Securities...................               2,652,342            0.3%
                                                   ------------           -----

HONG KONG -- (0.0%)
    Other Securities...................                 134,824            0.0%
                                                   ------------           -----

HUNGARY -- (0.4%)
    Other Securities...................               3,976,559            0.4%
                                                   ------------           -----

INDIA -- (11.0%)
    HDFC Bank, Ltd.....................    193,056    3,618,070            0.4%
    Infosys, Ltd.......................    492,849    7,391,249            0.7%
    Tata Consultancy Services, Ltd.....    114,868    4,111,727            0.4%
    Other Securities...................             107,886,554            9.9%
                                                   ------------           -----
TOTAL INDIA............................             123,007,600           11.4%
                                                   ------------           -----

INDONESIA -- (3.5%)
    Astra International Tbk PT.........  3,763,900    2,374,673            0.2%
    Bank Central Asia Tbk PT...........  2,241,600    2,665,139            0.3%
    Bank Rakyat Indonesia Persero Tbk
     PT................................  3,096,400    2,891,323            0.3%
    Telekomunikasi Indonesia Persero
     Tbk PT Sponsored ADR..............     88,398    2,872,051            0.3%
    Other Securities...................              28,377,574            2.5%
                                                   ------------           -----
TOTAL INDONESIA........................              39,180,760            3.6%
                                                   ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------

MALAYSIA -- (3.5%)
    Public Bank Bhd.........................   624,370 $  2,955,315            0.3%
    Other Securities........................             35,757,061            3.3%
                                                       ------------           -----
TOTAL MALAYSIA..............................             38,712,376            3.6%
                                                       ------------           -----

MEXICO -- (5.2%)
#   Alfa S.A.B. de C.V. Class A............. 1,608,203    2,440,255            0.2%
#   America Movil S.A.B. de C.V. Series L... 5,099,603    3,377,971            0.3%
    Fomento Economico Mexicano S.A.B. de
     C.V. Sponsored ADR.....................    35,574    3,403,365            0.3%
    Grupo Financiero Banorte S.A.B. de C.V.
     Class O................................   596,835    3,520,824            0.3%
    Grupo Mexico S.A.B. de C.V.
      Series B.............................. 1,476,482    3,624,611            0.3%
#   Grupo Televisa S.A.B.
      Series CPO............................   659,541    3,240,304            0.3%
    Other Securities........................             38,875,441            3.7%
                                                       ------------           -----
TOTAL MEXICO................................             58,482,771            5.4%
                                                       ------------           -----

PERU -- (0.3%)
    Credicorp, Ltd..........................    16,147    2,400,736            0.3%
    Other Securities........................                374,953            0.0%
                                                       ------------           -----
TOTAL PERU..................................              2,775,689            0.3%
                                                       ------------           -----

PHILIPPINES -- (1.6%)
    Other Securities........................             17,491,170            1.6%
                                                       ------------           -----

POLAND -- (1.8%)
    Polski Koncern Naftowy Orlen SA.........   145,677    2,886,201            0.3%
    Other Securities........................             16,952,916            1.5%
                                                       ------------           -----
TOTAL POLAND................................             19,839,117            1.8%
                                                       ------------           -----

RUSSIA -- (1.3%)
    Gazprom PJSC Sponsored ADR..............   705,818    3,043,401            0.3%
    Other Securities........................             11,591,880            1.1%
                                                       ------------           -----
TOTAL RUSSIA................................             14,635,281            1.4%
                                                       ------------           -----

SOUTH AFRICA -- (8.6%)
*   AngloGold Ashanti, Ltd. Sponsored ADR...   320,438    4,402,818            0.4%
    Barclays Africa Group, Ltd..............   200,769    2,329,814            0.2%
    FirstRand, Ltd.......................... 1,260,212    4,518,825            0.4%
    Naspers, Ltd. Class N...................    36,568    6,124,417            0.6%
    Sanlam, Ltd.............................   683,074    3,308,606            0.3%
    Sasol, Ltd. Sponsored ADR...............   169,899    4,673,922            0.4%
    Shoprite Holdings, Ltd..................   200,768    2,962,819            0.3%
    Standard Bank Group, Ltd................   454,918    4,829,083            0.5%
    Steinhoff International Holdings NV.....   647,431    3,492,675            0.3%
    Other Securities........................             59,701,782            5.6%
                                                       ------------           -----
TOTAL SOUTH AFRICA..........................             96,344,761            9.0%
                                                       ------------           -----

SOUTH KOREA -- (14.3%)
    AMOREPACIFIC Group......................    19,332    2,495,551            0.3%
    Hyundai Mobis Co., Ltd..................    13,330    3,179,315            0.3%
    NAVER Corp..............................     4,652    3,480,465            0.3%
    Samsung Electronics Co., Ltd............    19,984   28,583,674            2.7%
    Samsung Electronics Co., Ltd. GDR.......    16,921   11,904,113            1.1%
    SK Hynix, Inc...........................   184,169    6,587,103            0.6%
    Other Securities........................            103,319,066            9.5%
                                                       ------------           -----
TOTAL SOUTH KOREA...........................            159,549,287           14.8%
                                                       ------------           -----

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------

TAIWAN -- (14.2%)
#   Hon Hai Precision Industry Co.,
     Ltd............................... 3,607,499 $    9,744,438            0.9%
    Taiwan Semiconductor Manufacturing
     Co., Ltd.......................... 2,070,214     12,424,082            1.2%
    Taiwan Semiconductor Manufacturing
     Co., Ltd. Sponsored ADR...........   498,924     15,516,536            1.5%
    Other Securities...................              120,695,274           11.1%
                                                  --------------           -----
TOTAL TAIWAN...........................              158,380,330           14.7%
                                                  --------------           -----

THAILAND -- (2.9%)
    PTT PCL............................   366,900      3,627,328            0.4%
    Other Securities...................               28,924,014            2.6%
                                                  --------------           -----
TOTAL THAILAND.........................               32,551,342            3.0%
                                                  --------------           -----

TURKEY -- (1.7%)
    Other Securities...................               18,579,915            1.7%
                                                  --------------           -----
TOTAL COMMON STOCKS....................            1,034,411,430           96.0%
                                                  --------------           -----

PREFERRED STOCKS -- (3.2%)

BRAZIL -- (3.1%)
    Banco Bradesco SA..................   603,196      6,319,196            0.6%
    Itau Unibanco Holding SA...........   837,956     10,080,674            0.9%
*   Petroleo Brasileiro SA.............   499,269      2,766,939            0.3%
    Other Securities...................               14,698,082            1.4%
                                                  --------------           -----
TOTAL BRAZIL...........................               33,864,891            3.2%
                                                  --------------           -----

CHILE -- (0.0%)
    Other Securities...................                  375,431            0.0%
                                                  --------------           -----

COLOMBIA -- (0.1%)
    Other Securities...................                1,200,067            0.1%
                                                  --------------           -----
TOTAL PREFERRED STOCKS.................               35,440,389            3.3%
                                                  --------------           -----

RIGHTS/WARRANTS -- (0.0%)

AUSTRALIA -- (0.0%)
    Other Securities...................                    7,206            0.0%
                                                  --------------           -----

BRAZIL -- (0.0%)
    Other Securities...................                      271            0.0%
                                                  --------------           -----

INDIA -- (0.0%)
    Other Securities...................                   24,563            0.0%
                                                  --------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities...................                   72,664            0.0%
                                                  --------------           -----

TAIWAN -- (0.0%)
    Other Securities...................                      106            0.0%
                                                  --------------           -----

THAILAND -- (0.0%)
    Other Securities...................                   23,049            0.0%
                                                  --------------           -----
TOTAL RIGHTS/WARRANTS..................                  127,859            0.0%
                                                  --------------           -----
TOTAL INVESTMENT SECURITIES............            1,069,979,678
                                                  --------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@  DFA Short Term Investment Fund..... 3,867,267 $   44,752,009            4.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,746,261)..................            $1,114,731,687          103.5%
                                                    ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------
                                      LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                    ------------ ------------ ------- --------------
Common Stocks
 Brazil............................ $ 74,431,596           --   --    $   74,431,596
 Chile.............................    7,023,030 $ 11,733,197   --        18,756,227
 China.............................   16,195,866  129,918,969   --       146,114,835
 Colombia..........................    5,517,260           --   --         5,517,260
 Czech Republic....................           --    2,087,073   --         2,087,073
 Egypt.............................           --    1,210,315   --         1,210,315
 Greece............................           --    2,652,342   --         2,652,342
 Hong Kong.........................           --      134,824   --           134,824
 Hungary...........................           --    3,976,559   --         3,976,559
 India.............................    2,874,169  120,133,431   --       123,007,600
 Indonesia.........................    3,047,402   36,133,358   --        39,180,760
 Malaysia..........................           --   38,712,376   --        38,712,376
 Mexico............................   58,482,771           --   --        58,482,771
 Peru..............................    2,775,689           --   --         2,775,689
 Philippines.......................      360,739   17,130,431   --        17,491,170
 Poland............................           --   19,839,117   --        19,839,117
 Russia............................      611,782   14,023,499   --        14,635,281
 South Africa......................   13,133,188   83,211,573   --        96,344,761
 South Korea.......................    6,169,276  153,380,011   --       159,549,287
 Taiwan............................   18,605,572  139,774,758   --       158,380,330
 Thailand..........................   32,535,622       15,720   --        32,551,342
 Turkey............................      198,479   18,381,436   --        18,579,915
Preferred Stocks
 Brazil............................   33,864,891           --   --        33,864,891
 Chile.............................           --      375,431   --           375,431
 Colombia..........................    1,200,067           --   --         1,200,067
Rights/Warrants
 Australia.........................           --        7,206   --             7,206
 Brazil............................           --          271   --               271
 India.............................           --       24,563   --            24,563
 South Korea.......................           --       72,664   --            72,664
 Taiwan............................           --          106   --               106
 Thailand..........................           --       23,049   --            23,049
Securities Lending Collateral......           --   44,752,009   --        44,752,009
                                    ------------ ------------   --    --------------
TOTAL.............................. $277,027,399 $837,704,288   --    $1,114,731,687
                                    ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       DFA SOCIAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (3.3%)
Federal Home Loan Bank
    1.875%, 03/13/20.............................   $440 $  450,068
    5.750%, 06/12/26.............................    200    262,349
Federal Home Loan Mortgage Corp.
    5.000%, 02/16/17.............................    100    101,322
    1.000%, 07/28/17.............................    100    100,289
Federal National Mortgage Association
    1.875%, 09/18/18.............................    220    223,937
    6.250%, 05/15/29.............................    180    254,676
    6.625%, 11/15/30.............................    200    298,064
Tennessee Valley Authority
    2.875%, 09/15/24.............................    250    266,592
    7.125%, 05/01/30.............................    500    754,108
                                                         ----------
TOTAL AGENCY OBLIGATIONS.........................         2,711,405
                                                         ----------

BONDS -- (59.4%)
21st Century Fox America, Inc.
    3.000%, 09/15/22.............................    180    185,813
    3.700%, 09/15/24.............................    200    211,218
3M Co.
    1.625%, 06/15/19.............................    375    378,330
ABB Finance USA, Inc.
    2.875%, 05/08/22.............................    100    103,564
Abbott Laboratories
    2.550%, 03/15/22.............................    500    509,311
Adobe Systems, Inc.
    3.250%, 02/01/25.............................    160    165,988
Advance Auto Parts, Inc.
    4.500%, 12/01/23.............................    200    214,418
Aetna, Inc.
    2.200%, 03/15/19.............................    200    202,467
    3.500%, 11/15/24.............................     50     52,180
Aflac, Inc.
    3.625%, 11/15/24.............................    250    267,161
    3.250%, 03/17/25.............................     50     51,707
Ahold Finance USA LLC
    6.875%, 05/01/29.............................     40     52,111
Allstate Corp. (The)
    3.150%, 06/15/23.............................    500    525,157
Amazon.com, Inc.
    2.600%, 12/05/19.............................    100    103,342
American Express Co.
    2.650%, 12/02/22.............................     50     50,851
American Express Credit Corp.
    2.250%, 05/05/21.............................    150    151,519
American Honda Finance Corp.
    2.125%, 10/10/18.............................     45     45,692
American International Group, Inc.
    4.125%, 02/15/24.............................     50     53,791
    3.750%, 07/10/25.............................    150    156,651
Ameriprise Financial, Inc.
    4.000%, 10/15/23.............................     30     32,484
    3.700%, 10/15/24.............................    400    426,613

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
BONDS -- (Continued)
Amgen, Inc.
    3.125%, 05/01/25.............................   $200 $203,271
Analog Devices, Inc.
    3.900%, 12/15/25.............................     33   35,376
Anthem, Inc.
    3.125%, 05/15/22.............................     30   30,984
    3.500%, 08/15/24.............................    150  155,025
Aon P.L.C.
    3.500%, 06/14/24.............................    275  285,761
Apple, Inc.
    3.250%, 02/23/26.............................    250  261,631
Asian Development Bank
    2.000%, 01/22/25.............................    150  150,337
AT&T, Inc.
    3.875%, 08/15/21.............................    150  159,045
    3.000%, 02/15/22.............................     50   50,716
    3.950%, 01/15/25.............................    350  362,501
Autodesk, Inc.
    3.600%, 12/15/22.............................     40   41,015
    4.375%, 06/15/25.............................    150  156,390
Automatic Data Processing, Inc.
    3.375%, 09/15/25.............................    100  107,464
AutoZone, Inc.
    2.500%, 04/15/21.............................     70   70,876
Avnet, Inc.
    4.625%, 04/15/26.............................    250  255,250
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18.............................     50   50,183
Bank of America Corp.
    3.300%, 01/11/23.............................    150  154,338
    4.000%, 04/01/24.............................    250  267,203
Bank of Montreal
    2.375%, 01/25/19.............................    100  101,606
Bank of New York Mellon Corp. (The)
    3.650%, 02/04/24.............................    300  322,291
Bank of Nova Scotia (The)
    2.050%, 10/30/18.............................    100  100,998
Barclays P.L.C.
    4.375%, 01/12/26.............................    200  205,816
BB&T Corp.
    2.450%, 01/15/20.............................     75   76,517
Bed Bath & Beyond, Inc.
    3.749%, 08/01/24.............................    275  284,325
Bemis Co., Inc.
    4.500%, 10/15/21.............................    100  108,436
Berkshire Hathaway Finance Corp.
    1.300%, 05/15/18.............................    500  500,470
Berkshire Hathaway, Inc.
    3.125%, 03/15/26.............................    407  422,567
BHP Billiton Finance USA, Ltd.
    3.850%, 09/30/23.............................    400  434,081

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
BONDS -- (Continued)
Biogen, Inc.
    3.625%, 09/15/22.............................   $150 $159,891
    4.050%, 09/15/25.............................     50   53,302
BlackRock, Inc.
    3.375%, 06/01/22.............................    100  107,048
BMW U.S. Capital LLC
##  2.800%, 04/11/26.............................     75   75,680
Boston Scientific Corp.
    6.000%, 01/15/20.............................     55   61,562
    2.850%, 05/15/20.............................    300  308,140
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................    150  152,361
    3.245%, 05/06/22.............................    300  313,056
    3.535%, 11/04/24.............................     50   52,325
BPCE SA
    4.000%, 04/15/24.............................    500  543,215
British Columbia, Province of Canada
    6.500%, 01/15/26.............................    200  265,793
British Telecommunications P.L.C.
    2.350%, 02/14/19.............................    200  203,274
Brown & Brown, Inc.
    4.200%, 09/15/24.............................     40   41,095
Burlington Northern Santa Fe LLC
    3.000%, 04/01/25.............................     75   77,386
CA, Inc.
    4.500%, 08/15/23.............................    100  107,414
Canadian Pacific Railway Co.
    2.900%, 02/01/25.............................     50   50,898
Capital One Financial Corp.
    3.750%, 04/24/24.............................     50   52,436
Cardinal Health, Inc.
    1.700%, 03/15/18.............................    200  200,623
    4.625%, 12/15/20.............................     75   82,515
CBS Corp.
    3.500%, 01/15/25.............................    250  257,318
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.............................     25   26,802
Chevron Corp.
    2.419%, 11/17/20.............................     50   51,099
    2.355%, 12/05/22.............................    500  503,442
Chubb INA Holdings, Inc.
    3.350%, 05/15/24.............................     50   52,829
Cisco Systems, Inc.
    1.650%, 06/15/18.............................    500  503,514
    2.200%, 02/28/21.............................     50   50,860
Citigroup, Inc.
    3.875%, 10/25/23.............................    180  191,493
CME Group, Inc.
    3.000%, 03/15/25.............................     85   88,369
CMS Energy Corp.
    3.875%, 03/01/24.............................    175  187,826
CNA Financial Corp.
    3.950%, 05/15/24.............................    300  312,756
    4.500%, 03/01/26.............................     30   32,245
Coach, Inc.
    4.250%, 04/01/25.............................    300  308,425

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
BONDS -- (Continued)
Coca-Cola Co. (The)
    3.150%, 11/15/20............................. $   48 $   50,963
    3.200%, 11/01/23.............................  1,000  1,063,117
Colgate-Palmolive Co.
    3.250%, 03/15/24.............................    100    107,367
Comerica, Inc.
    2.125%, 05/23/19.............................     75     75,499
Commonwealth Bank of Australia
    2.400%, 11/02/20.............................    250    253,720
ConocoPhillips Co.
    3.350%, 11/15/24.............................    300    304,926
Cooperatieve Rabobank UA
    3.875%, 02/08/22.............................     50     54,238
Costco Wholesale Corp.
    1.700%, 12/15/19.............................     30     30,251
CR Bard, Inc.
    3.000%, 05/15/26.............................    200    200,336
Credit Suisse New York
    3.625%, 09/09/24.............................    500    518,893
CSX Corp.
    3.700%, 10/30/20.............................     70     74,611
CVS Health Corp.
    2.750%, 12/01/22.............................    200    203,460
    3.875%, 07/20/25.............................     67     71,384
Deere & Co.
    5.375%, 10/16/29.............................     80    100,554
Deutsche Bank AG
    3.700%, 05/30/24.............................     30     28,740
Deutsche Telekom International Finance BV
    6.000%, 07/08/19.............................    175    194,431
Discovery Communications LLC
    3.250%, 04/01/23.............................     75     75,240
Dollar General Corp.
    3.250%, 04/15/23.............................    100    102,278
Dominion Gas Holdings LLC
    2.800%, 11/15/20.............................    250    257,546
Dominion Resources, Inc.
    3.625%, 12/01/24.............................    100    104,375
Dow Chemical Co. (The)
    4.250%, 11/15/20.............................    150    161,530
    3.000%, 11/15/22.............................     30     30,899
    3.500%, 10/01/24.............................    200    209,352
Dr Pepper Snapple Group, Inc.
    3.400%, 11/15/25.............................    250    262,230
Duke Energy Corp.
    3.750%, 04/15/24.............................    275    292,316
Eaton Corp.
    2.750%, 11/02/22.............................    207    210,976
eBay, Inc.
    2.600%, 07/15/22.............................    175    174,895
Edwards Lifesciences Corp.
    2.875%, 10/15/18.............................     75     76,685
EI du Pont de Nemours & Co.
    2.800%, 02/15/23.............................    206    208,740

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
BONDS -- (Continued)
Electricite de France SA
##  2.350%, 10/13/20.............................   $ 30 $ 30,487
Electronic Arts, Inc.
    4.800%, 03/01/26.............................     50   54,701
Emerson Electric Co.
    2.625%, 12/01/21.............................    500  520,825
Enterprise Products Operating LLC
    3.900%, 02/15/24.............................    200  209,289
EOG Resources, Inc.
    5.875%, 09/15/17.............................    100  103,856
    4.150%, 01/15/26.............................    100  108,669
ERAC USA Finance LLC
##  3.850%, 11/15/24.............................    200  212,444
Eversource Energy
    2.500%, 03/15/21.............................    100  101,451
Exelon Corp.
    2.850%, 06/15/20.............................    150  154,394
    2.450%, 04/15/21.............................     75   75,789
Express Scripts Holding Co.
    2.250%, 06/15/19.............................    100  101,206
    3.900%, 02/15/22.............................     75   80,118
    3.500%, 06/15/24.............................    250  258,174
Exxon Mobil Corp.
    2.222%, 03/01/21.............................    550  558,157
FedEx Corp.
    2.625%, 08/01/22.............................    100  102,358
Fidelity National Information Services, Inc.
    5.000%, 10/15/25.............................    225  253,320
Fifth Third Bancorp
    3.500%, 03/15/22.............................    200  210,440
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.............................    200  204,355
    4.375%, 08/06/23.............................    200  212,518
Georgia-Pacific LLC
    7.750%, 11/15/29.............................     40   56,432
Gilead Sciences, Inc.
    4.500%, 04/01/21.............................     30   32,949
    4.400%, 12/01/21.............................    450  498,379
Goldcorp, Inc.
    3.625%, 06/09/21.............................    190  198,324
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................    250  281,071
Halliburton Co.
    3.500%, 08/01/23.............................    200  204,434
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................    100  100,542
Harris Corp.
    1.999%, 04/27/18.............................     75   75,386
Hartford Financial Services Group, Inc. (The)
    5.125%, 04/15/22.............................     50   56,585
Hasbro, Inc.
    3.150%, 05/15/21.............................     97  100,451

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
BONDS -- (Continued)
Home Depot, Inc. (The)
    2.000%, 04/01/21.............................   $100 $101,199
    2.700%, 04/01/23.............................     75   77,162
HSBC Holdings P.L.C.
    4.000%, 03/30/22.............................    350  370,829
Humana, Inc.
    3.150%, 12/01/22.............................    400  412,373
Huntington Bancshares, Inc.
    3.150%, 03/14/21.............................     75   77,398
    2.300%, 01/14/22.............................    300  297,436
Hyatt Hotels Corp.
    3.375%, 07/15/23.............................    100  101,530
Illinois Tool Works, Inc.
    3.500%, 03/01/24.............................    100  107,839
ING Bank NV
##  2.050%, 08/15/21.............................    350  348,944
Intel Corp.
    2.450%, 07/29/20.............................     30   30,914
Intercontinental Exchange, Inc.
    4.000%, 10/15/23.............................     30   32,526
International Business Machines Corp.
    1.875%, 05/15/19.............................    100  101,271
International Paper Co.
    3.800%, 01/15/26.............................     75   79,066
ITC Holdings Corp.
    3.650%, 06/15/24.............................    200  208,414
Janus Capital Group, Inc.
    4.875%, 08/01/25.............................     75   80,239
JM Smucker Co. (The)
    3.500%, 03/15/25.............................     70   73,656
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................    150  166,273
    3.250%, 09/23/22.............................    150  155,982
    3.900%, 07/15/25.............................     30   31,898
Kellogg Co.
    2.750%, 03/01/23.............................     75   75,757
KeyCorp
    2.900%, 09/15/20.............................     75   77,230
    5.100%, 03/24/21.............................    174  195,003
Kimberly-Clark Corp.
    2.400%, 06/01/23.............................     50   50,867
Kohl's Corp.
    4.750%, 12/15/23.............................    300  323,282
    4.250%, 07/17/25.............................     40   41,213
Kommunalbanken A.S.
    1.750%, 05/28/19.............................    100  101,046
Kraft Heinz Foods Co.
    3.500%, 06/06/22.............................    200  211,202
Kroger Co. (The)
    3.850%, 08/01/23.............................     50   53,607
Legg Mason, Inc.
    4.750%, 03/15/26.............................     30   32,290
Lincoln National Corp.
    3.350%, 03/09/25.............................     75   77,003
Loews Corp.
    2.625%, 05/15/23.............................     50   50,049

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
BONDS -- (Continued)
Lowe's Cos., Inc.
    3.875%, 09/15/23.............................   $ 50 $ 55,076
    3.375%, 09/15/25.............................    125  133,266
LyondellBasell Industries NV
    6.000%, 11/15/21.............................    200  232,892
Macy's Retail Holdings, Inc.
    3.450%, 01/15/21.............................     30   31,054
    2.875%, 02/15/23.............................    200  192,459
Manitoba, Province of Canada
    1.750%, 05/30/19.............................    100  101,125
Marathon Petroleum Corp.
    3.625%, 09/15/24.............................    100  100,011
Markel Corp.
    5.350%, 06/01/21.............................     30   33,439
Marriott International, Inc.
    2.875%, 03/01/21.............................    200  205,815
MasterCard, Inc.
    2.000%, 04/01/19.............................     75   76,230
McDonald's Corp.
    2.750%, 12/09/20.............................     30   30,889
    3.700%, 01/30/26.............................    150  158,819
McKesson Corp.
    3.796%, 03/15/24.............................     75   79,953
Mead Johnson Nutrition Co.
    4.125%, 11/15/25.............................     48   51,235
Medtronic, Inc.
    3.125%, 03/15/22.............................     50   52,550
MetLife, Inc.
    3.600%, 04/10/24.............................     50   52,984
Mizuho Financial Group, Inc.
##  2.632%, 04/12/21.............................    200  201,981
Monsanto Co.
    3.375%, 07/15/24.............................    200  205,556
Morgan Stanley
    5.500%, 07/28/21.............................    100  113,527
    3.875%, 04/29/24.............................    350  370,873
Mosaic Co. (The)
    4.250%, 11/15/23.............................     50   51,313
Nasdaq, Inc.
    4.250%, 06/01/24.............................     75   79,619
National Australia Bank, Ltd.
    1.875%, 07/12/21.............................    500  496,145
Nationwide Building Society
##  3.900%, 07/21/25.............................    200  213,818
NetApp, Inc.
    2.000%, 12/15/17.............................     30   30,151
NextEra Energy Capital Holdings, Inc.
    2.400%, 09/15/19.............................    100  101,849
Noble Energy, Inc.
    4.150%, 12/15/21.............................    200  212,189
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................     40   40,768
NRW Bank
    1.875%, 07/01/19.............................    100  101,212
Nucor Corp.
    4.000%, 08/01/23.............................     20   21,501

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
BONDS -- (Continued)
Omnicom Group, Inc.
    3.650%, 11/01/24.............................   $100 $104,847
Oracle Corp.
    1.200%, 10/15/17.............................     30   30,067
    2.950%, 05/15/25.............................    400  408,678
Packaging Corp. of America
    4.500%, 11/01/23.............................    200  218,722
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
##  3.050%, 01/09/20.............................     51   52,201
PepsiCo, Inc.
    2.750%, 03/05/22.............................    100  104,360
PG&E Corp.
    2.400%, 03/01/19.............................     75   76,217
Phillips 66
    4.300%, 04/01/22.............................    200  219,715
Phillips 66 Partners L.P.
    3.550%, 10/01/26.............................    100   99,676
Pitney Bowes, Inc.
    4.625%, 03/15/24.............................    300  308,735
PNC Bank NA
    2.250%, 07/02/19.............................    400  406,763
PNC Financial Services Group, Inc. (The)
    3.300%, 03/08/22.............................     75   79,466
Potash Corp. of Saskatchewan, Inc.
    3.625%, 03/15/24.............................    300  309,427
Praxair, Inc.
    2.200%, 08/15/22.............................     50   50,417
Precision Castparts Corp.
    1.250%, 01/15/18.............................    100  100,051
Priceline Group, Inc. (The)
    3.600%, 06/01/26.............................    350  363,881
Principal Financial Group, Inc.
    3.125%, 05/15/23.............................    100  101,042
Province of Ontario Canada
    1.875%, 05/21/20.............................     50   50,623
Province of Quebec Canada
    3.500%, 07/29/20.............................     35   37,509
    7.500%, 09/15/29.............................    500  739,546
Prudential Financial, Inc.
    4.500%, 11/16/21.............................    100  111,153
PSEG Power LLC
    5.125%, 04/15/20.............................     30   32,654
QUALCOMM, Inc.
    3.450%, 05/20/25.............................     75   78,643
Reinsurance Group of America, Inc.
    3.950%, 09/15/26.............................    100  103,299
Rio Tinto Finance USA P.L.C.
    2.875%, 08/21/22.............................     22   22,758
Royal Bank of Canada
    2.200%, 07/27/18.............................    100  101,257
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.............................    350  351,423
Santander UK P.L.C.
    4.000%, 03/13/24.............................     50   53,913

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
BONDS -- (Continued)
Scripps Networks Interactive, Inc.
    3.500%, 06/15/22.............................   $ 50 $ 51,823
    3.900%, 11/15/24.............................    150  155,520
Sempra Energy
    3.550%, 06/15/24.............................    250  262,874
Shell International Finance BV
    1.900%, 08/10/18.............................    500  504,979
    2.125%, 05/11/20.............................    180  181,563
    3.400%, 08/12/23.............................     30   31,578
Sherwin-Williams Co. (The)
    1.350%, 12/15/17.............................    100  100,169
Societe Generale SA
##  2.500%, 04/08/21.............................    350  356,312
Southern California Edison Co.
    6.650%, 04/01/29.............................     65   84,434
Southern Co. (The)
    1.850%, 07/01/19.............................    300  301,735
Southern Power Co.
    4.150%, 12/01/25.............................     50   53,513
St Jude Medical, Inc.
    3.250%, 04/15/23.............................     50   51,318
Starbucks Corp.
    2.000%, 12/05/18.............................    200  203,238
    2.100%, 02/04/21.............................    100  101,435
State Street Corp.
    4.375%, 03/07/21.............................     75   82,486
Statoil ASA
    2.250%, 11/08/19.............................    200  203,510
    2.650%, 01/15/24.............................    100  101,023
Stryker Corp.
    2.000%, 03/08/19.............................    180  181,656
    3.375%, 05/15/24.............................    200  208,168
Sumitomo Mitsui Financial Group, Inc.
    2.934%, 03/09/21.............................     30   30,711
    2.058%, 07/14/21.............................    350  345,016
Suncor Energy, Inc.
    3.600%, 12/01/24.............................    200  207,813
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................    250  254,981
    2.900%, 03/03/21.............................     75   77,430
SVB Financial Group
    5.375%, 09/15/20.............................    100  110,445
Sysco Corp.
    2.600%, 10/01/20.............................     30   30,723
Target Corp.
    2.900%, 01/15/22.............................    270  281,240
    2.500%, 04/15/26.............................     75   74,648
TCI Communications, Inc.
    7.875%, 02/15/26.............................    140  195,962
TD Ameritrade Holding Corp.
    3.625%, 04/01/25.............................     30   31,528
Telefonica Europe BV
    8.250%, 09/15/30.............................    275  390,834
Texas Instruments, Inc.
    1.650%, 08/03/19.............................    197  198,770

                                                   FACE
                                                  AMOUNT  VALUE+
                                                  ------  ------
                                                  (000)
BONDS -- (Continued)
Thomson Reuters Corp.
    4.300%, 11/23/23.............................   $100 $108,221
TIAA Asset Management Finance Co. LLC
##  4.125%, 11/01/24.............................     50   51,883
Time Warner, Inc.
    3.550%, 06/01/24.............................    200  207,247
TJX Cos., Inc. (The)
    2.750%, 06/15/21.............................    200  208,092
Toronto-Dominion Bank (The)
    2.250%, 11/05/19.............................    500  508,879
    2.125%, 04/07/21.............................     50   50,356
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................    100  100,192
Total Capital SA
    2.125%, 08/10/18.............................    100  101,195
Total System Services, Inc.
    4.800%, 04/01/26.............................     30   33,330
TransCanada PipeLines, Ltd.
    2.500%, 08/01/22.............................    300  299,108
U.S. Bancorp
    2.200%, 04/25/19.............................    200  203,871
U.S. Bank NA
    2.125%, 10/28/19.............................    300  305,057
UBS Group Funding Jersey, Ltd.
##  4.125%, 09/24/25.............................    200  208,462
Unilever Capital Corp.
    2.200%, 03/06/19.............................    300  305,692
Union Pacific Corp.
    3.750%, 03/15/24.............................    200  217,171
United Parcel Service, Inc.
    2.450%, 10/01/22.............................    100  103,056
United Technologies Corp.
    7.500%, 09/15/29.............................     40   58,797
UnitedHealth Group, Inc.
    1.625%, 03/15/19.............................     75   75,376
    3.750%, 07/15/25.............................     70   75,595
Unum Group
    3.000%, 05/15/21.............................    350  355,303
US Bancorp
    3.700%, 01/30/24.............................     75   80,951
Verizon Communications, Inc.
    4.600%, 04/01/21.............................     30   32,983
    5.150%, 09/15/23.............................    150  171,313
Viacom, Inc.
    3.875%, 04/01/24.............................     50   51,590
Visa, Inc.
    3.150%, 12/14/25.............................     75   78,269
Wal-Mart Stores, Inc.
    2.550%, 04/11/23.............................    100  102,442
Walgreen Co.
    3.100%, 09/15/22.............................     50   51,710
Walgreens Boots Alliance, Inc.
    3.450%, 06/01/26.............................    150  152,962
Walt Disney Co. (The)
    2.150%, 09/17/20.............................     78   79,713

DFA SOCIAL FIXED INCOME PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT   VALUE+
                                                  ------   ------
                                                  (000)
BONDS -- (Continued)
Waste Management, Inc.
    3.500%, 05/15/24............................. $   60 $    63,621
Wells Fargo & Co.
    3.000%, 02/19/25.............................     50      50,090
    3.000%, 04/22/26.............................    150     149,249
Westpac Banking Corp.
    2.250%, 07/30/18.............................    100     101,254
    4.875%, 11/19/19.............................    300     326,098
Wm Wrigley Jr Co.
##  2.900%, 10/21/19.............................     75      77,225
Wyndham Worldwide Corp.
    3.900%, 03/01/23.............................     40      41,051
Xilinx, Inc.
    3.000%, 03/15/21.............................    100     103,177
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................    100     101,689
Zoetis, Inc.
    1.875%, 02/01/18.............................     25      25,049
                                                         -----------
TOTAL BONDS......................................         48,980,083
                                                         -----------

U.S. TREASURY OBLIGATIONS -- (37.2%)
U.S. Treasury Bonds
    6.250%, 08/15/23.............................  1,810   2,356,747
    6.625%, 02/15/27.............................    600     869,367
    5.250%, 02/15/29.............................    870   1,181,943
    6.125%, 08/15/29.............................    145     213,099
    6.250%, 05/15/30.............................    130     195,752
    5.375%, 02/15/31.............................  1,210   1,719,429

                                                     FACE
                                                    AMOUNT   VALUE+
                                                    ------   ------
                                                    (000)

U.S. TREASURY OBLIGATIONS -- (Continued)
U.S. Treasury Notes
      0.875%, 03/31/18............................. $1,800 $ 1,802,250
      0.750%, 08/15/19.............................  3,000   2,981,016
      2.000%, 07/31/20.............................  2,465   2,540,587
      1.250%, 03/31/21.............................  2,760   2,756,765
      1.125%, 07/31/21.............................  5,000   4,955,860
      1.500%, 03/31/23.............................  2,430   2,420,982
      1.250%, 07/31/23.............................  3,300   3,227,684
      2.750%, 02/15/24.............................    250     269,189
      2.250%, 11/15/24.............................    300     312,082
      1.500%, 08/15/26.............................  3,000   2,911,875
                                                           -----------
TOTAL U.S. TREASURY OBLIGATIONS....................         30,714,627
                                                           -----------
TOTAL INVESTMENT SECURITIES........................         82,406,115
                                                           -----------

                                                    SHARES
                                                    ------     -
SECURITIES LENDING COLLATERAL -- (0.1%)
(S)@  DFA Short Term Investment Fund...............  9,338     108,055
                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $83,164,327)...............................         $82,514,170
                                                           ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                      LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                      -------  ----------- ------- -----------
  Agency Obligations.................   --     $ 2,711,405   --    $ 2,711,405
  Bonds..............................   --      48,980,083   --     48,980,083
  U.S. Treasury Obligations..........   --      30,714,627   --     30,714,627
  Securities Lending Collateral......   --         108,055   --        108,055
                                        --     -----------   --    -----------
  TOTAL..............................   --     $82,514,170   --    $82,514,170
                                        ==     ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                      U.S.      INTERNATIONAL
                                                                                    U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                                                                   CORE EQUITY 2     CORE 1         CORE 1
                                                                                    PORTFOLIO*     PORTFOLIO*     PORTFOLIO*
                                                                                   ------------- -------------- --------------
ASSETS:
Investments at Value (including $124,965, $115,612 and $27,601 of
 securities on loan, respectively)................................................ $    681,822   $    745,235   $    515,243
Temporary Cash Investments at Value & Cost........................................        3,120          4,372             --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
 of $100,900, $94,084 and $28,196)................................................      100,916         94,098         28,200
Foreign Currencies at Value.......................................................           --             --            233
Cash..............................................................................           --             --          3,028
Receivables:
  Investment Securities Sold......................................................          235          3,317             21
  Dividends, Interest and Tax Reclaims............................................          674            736          1,556
  Securities Lending Income.......................................................           36             27             47
  Fund Shares Sold................................................................        1,457            725            269
Prepaid Expenses and Other Assets.................................................           13              9              7
                                                                                   ------------   ------------   ------------
     Total Assets.................................................................      788,273        848,519        548,604
                                                                                   ------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................................      100,899         94,083         28,195
  Investment Securities Purchased.................................................          387          4,225             41
  Fund Shares Redeemed............................................................           80            165             42
  Due to Advisor..................................................................          147            130            108
Accrued Expenses and Other Liabilities............................................           58             62             77
                                                                                   ------------   ------------   ------------
     Total Liabilities............................................................      101,571         98,665         28,463
                                                                                   ------------   ------------   ------------
NET ASSETS........................................................................ $    686,702   $    749,854   $    520,141
                                                                                   ============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........................................   53,775,316     44,792,679     58,768,475
                                                                                   ============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE............................................................................ $      12.77   $      16.74   $       8.85
                                                                                   ============   ============   ============
Investments at Cost............................................................... $    550,336   $    601,893   $    497,198
                                                                                   ============   ============   ============
Foreign Currencies at Cost........................................................ $         --   $         --   $        233
                                                                                   ============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $    546,903   $    598,069   $    518,800
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...............................................................          797          1,349          1,213
Accumulated Net Realized Gain (Loss)..............................................        7,500          7,080        (17,878)
Net Unrealized Foreign Exchange Gain (Loss).......................................           --             --            (43)
Net Unrealized Appreciation (Depreciation)........................................      131,502        143,356         18,049
                                                                                   ------------   ------------   ------------
NET ASSETS........................................................................ $    686,702   $    749,854   $    520,141
                                                                                   ============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED...................................................  300,000,000    300,000,000    300,000,000
                                                                                   ============   ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                              INTERNATIONAL    EMERGING
                                                                               SOCIAL CORE  MARKETS SOCIAL  DFA SOCIAL
                                                                                 EQUITY      CORE EQUITY   FIXED INCOME
                                                                               PORTFOLIO*     PORTFOLIO*    PORTFOLIO
                                                                              ------------- -------------- ------------
ASSETS:
Investments at Value (including $32,449, $72,900 and $105 of securities on
 loan, respectively)......................................................... $    544,196   $  1,069,980  $     82,406
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $33,142, $44,745 and $108)..........................................       33,147         44,752           108
Foreign Currencies at Value..................................................          439            720            --
Cash.........................................................................          397              2         1,046
Receivables:
  Investment Securities Sold.................................................           55            124            --
  Dividends, Interest and Tax Reclaims.......................................        1,572            803           566
  Securities Lending Income..................................................           60            208            --
  Fund Shares Sold...........................................................          280          6,679            35
  From Advisor...............................................................           --             --            18
Deferred Offering Costs......................................................           --             --            30
Prepaid Expenses and Other Assets............................................           16             12             2
                                                                              ------------   ------------  ------------
     Total Assets............................................................      580,162      1,123,280        84,211
                                                                              ------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................       33,141         44,744           108
  Investment Securities Purchased............................................           47              9           370
  Fund Shares Redeemed.......................................................           11             95            --
  Due to Advisor.............................................................          172            500            --
  Line of Credit.............................................................           --            850            --
Accrued Expenses and Other Liabilities.......................................           78            155            34
                                                                              ------------   ------------  ------------
     Total Liabilities.......................................................       33,449         46,353           512
                                                                              ------------   ------------  ------------
NET ASSETS................................................................... $    546,713   $  1,076,927  $     83,699
                                                                              ============   ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................   49,092,575     91,573,742     8,357,857
                                                                              ============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $      11.14   $      11.76  $      10.01
                                                                              ============   ============  ============
Investments at Cost.......................................................... $    558,069   $    988,001  $     83,056
                                                                              ============   ============  ============
Foreign Currencies at Cost................................................... $        440   $        770  $         --
                                                                              ============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    562,762   $  1,074,046  $     84,279
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................        1,642          1,250            51
Accumulated Net Realized Gain (Loss).........................................       (3,777)       (80,325)           19
Net Unrealized Foreign Exchange Gain (Loss)..................................          (45)            20            --
Net Unrealized Appreciation (Depreciation)...................................      (13,869)        81,936          (650)
                                                                              ------------   ------------  ------------
NET ASSETS................................................................... $    546,713   $  1,076,927  $     83,699
                                                                              ============   ============  ============
(1) NUMBER OF SHARES AUTHORIZED..............................................  100,000,000    500,000,000   100,000,000
                                                                              ============   ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                           U.S.      INTERNATIONAL
                                                                         U.S. SOCIAL  SUSTAINABILITY SUSTAINABILITY
                                                                        CORE EQUITY 2     CORE 1         CORE 1
                                                                          PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                        ------------- -------------- --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2, $3 and $1,160,
   respectively).......................................................    $12,120       $12,191        $ 12,753
  Income from Securities Lending.......................................        459           334             549
                                                                           -------       -------        --------
     Total Investment Income...........................................     12,579        12,525          13,302
                                                                           -------       -------        --------
EXPENSES
  Investment Management Fees...........................................      1,517         1,853           1,817
  Accounting & Transfer Agent Fees.....................................         31            39              37
  Custodian Fees.......................................................         --             5             179
  Filing Fees..........................................................         42            61              53
  Shareholders' Reports................................................         22            23              15
  Directors'/Trustees' Fees & Expenses.................................          4             4               3
  Professional Fees....................................................         13            15              13
  Other................................................................         52            25              37
                                                                           -------       -------        --------
     Total Expenses....................................................      1,681         2,025           2,154
                                                                           -------       -------        --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................         --          (312)           (256)
  Fees Paid Indirectly (Note C)........................................         --            --             (11)
                                                                           -------       -------        --------
  Net Expenses.........................................................      1,681         1,713           1,887
                                                                           -------       -------        --------
  NET INVESTMENT INCOME (LOSS).........................................     10,898        10,812          11,415
                                                                           -------       -------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................      7,666         7,355         (14,614)
    Foreign Currency Transactions......................................         --            --             (51)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................        365         7,225           2,505
    Translation of Foreign Currency Denominated Amounts................         --            --             (30)
                                                                           -------       -------        --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................      8,031        14,580         (12,190)
                                                                           -------       -------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $18,929       $25,392        $   (775)
                                                                           =======       =======        ========

----------
* Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                       EMERGING
                                                                        INTERNATIONAL   MARKETS
                                                                         SOCIAL CORE  SOCIAL CORE  DFA SOCIAL
                                                                           EQUITY       EQUITY    FIXED INCOME
                                                                          PORTFOLIO    PORTFOLIO  PORTFOLIO(A)
                                                                        ------------- ----------- ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1,244, $3,189 and $0,
   respectively).......................................................    $14,689     $ 25,057      $  --
  Interest.............................................................         --            2        435
  Income from Securities Lending.......................................        708        2,322         --
                                                                           -------     --------      -----
     Total Investment Income...........................................     15,397       27,381        435
                                                                           -------     --------      -----
FUND EXPENSES
  Investment Management Fees...........................................      1,735        5,452         47
  Accounting & Transfer Agent Fees.....................................         39           68          3
  Custodian Fees.......................................................        190          501          2
  Filing Fees..........................................................         43           67         11
  Shareholders' Reports................................................         21           29          2
  Directors'/Trustees' Fees & Expenses.................................          3            7         --
  Professional Fees....................................................         11           96         11
  Organizational & Offering Costs......................................         --           --         41
  Other................................................................         54           83         15
                                                                           -------     --------      -----
     Total Expenses....................................................      2,096        6,303        132
                                                                           -------     --------      -----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................         --           --        (69)
  Fees Paid Indirectly (Note C)........................................         (6)         (11)        (2)
                                                                           -------     --------      -----
  Net Expenses.........................................................      2,090        6,292         61
                                                                           -------     --------      -----
  NET INVESTMENT INCOME (LOSS).........................................     13,307       21,089        374
                                                                           -------     --------      -----
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................     (1,541)     (47,636)        19
    Futures............................................................         (9)         166         --
    Foreign Currency Transactions......................................         41           28         --
    Forward Currency Contracts.........................................         (5)          (3)        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................      1,388      151,807       (650)
    Translation of Foreign Currency Denominated Amounts................        (40)          70         --
                                                                           -------     --------      -----
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................       (166)     104,432       (631)
                                                                           -------     --------      -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $13,141     $125,521      $(257)
                                                                           =======     ========      =====

----------
* Net of foreign capital gain taxes withheld of $0, $2 and $0, respectively.
(a)The Portfolio commenced operations on April 5th, 2016.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                        INTERNATIONAL
                                                U.S. SOCIAL CORE EQUITY 2 U.S. SUSTAINABILITY CORE 1 SUSTAINABILITY CORE 1
                                                      PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                                ------------------------  -------------------------  -------------------
                                                   YEAR         YEAR        YEAR          YEAR          YEAR       YEAR
                                                  ENDED        ENDED       ENDED         ENDED         ENDED      ENDED
                                                 OCT. 31,     OCT. 31,    OCT. 31,      OCT. 31,      OCT. 31,   OCT. 31,
                                                   2016         2015        2016          2015          2016       2015
                                                 ---------    ---------   --------      --------     ---------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  10,898    $   9,042    $ 10,812      $  7,494     $  11,415   $  9,089
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     7,666       11,312       7,355         5,908       (14,614)    (2,212)
    Futures....................................        --         (386)         --            --            --         --
    Foreign Currency Transactions..............        --           --          --            --           (51)       (92)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................       365      (18,252)      7,225          (435)        2,505    (10,463)
    Translation of Foreign Currency
     Denominated Amounts.......................        --           --          --            --           (30)         2
                                                 ---------    ---------     --------     --------    ---------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    18,929        1,716      25,392        12,967          (775)    (3,676)
                                                 ---------    ---------     --------     --------    ---------   --------
Distributions From:
  Net Investment Income........................   (10,502)      (8,427)    (10,043)       (7,071)      (10,814)    (8,692)
  Net Short-Term Gains.........................        --         (288)         --            --            --         --
  Net Long-Term Gains..........................   (10,434)      (9,855)     (5,718)       (5,862)           --         --
                                                 ---------    ---------     --------     --------    ---------   --------
     Total Distributions.......................   (20,936)     (18,570)    (15,761)      (12,933)      (10,814)    (8,692)
                                                 ---------    ---------     --------     --------    ---------   --------
Capital Share Transactions (1):
  Shares Issued................................   200,728      196,080     281,621       177,630       248,715    156,794
  Shares Issued in Lieu of Cash
   Distributions...............................    19,233       17,132      15,407        12,691         9,447      7,447
  Shares Redeemed..............................  (137,775)    (100,201)    (97,412)      (76,295)     (127,481)   (78,671)
                                                 ---------    ---------     --------     --------    ---------   --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    82,186      113,011     199,616       114,026       130,681     85,570
                                                 ---------    ---------     --------     --------    ---------   --------
     Total Increase (Decrease) in Net
      Assets...................................    80,179       96,157     209,247       114,060       119,092     73,202
NET ASSETS
  Beginning of Year............................   606,523      510,366     540,607       426,547       401,049    327,847
                                                 ---------    ---------     --------     --------    ---------   --------
  End of Year.................................. $ 686,702    $ 606,523    $749,854      $540,607     $ 520,141   $401,049
                                                 =========    =========     ========     ========    =========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................    16,085       15,028      17,385        10,652        28,541     16,882
  Shares Issued in Lieu of Cash
   Distributions...............................     1,560        1,364         945           787         1,098        794
  Shares Redeemed..............................   (11,293)      (7,693)     (5,997)       (4,632)      (14,745)    (8,450)
                                                 ---------    ---------     --------     --------    ---------   --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     6,352        8,699      12,333         6,807        14,894      9,226
                                                 =========    =========     ========     ========    =========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $     797    $     945    $  1,349      $    875     $   1,213   $  1,033

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                         DFA SOCIAL
                                                          INTERNATIONAL SOCIAL  EMERGING MARKETS SOCIAL FIXED INCOME
                                                          CORE EQUITY PORTFOLIO CORE EQUITY PORTFOLIO    PORTFOLIO
                                                          --------------------  ---------------------   ------------
                                                                                                           PERIOD
                                                                                                          APRIL 5,
                                                            YEAR       YEAR        YEAR         YEAR      2016(A)
                                                           ENDED      ENDED       ENDED        ENDED         TO
                                                          OCT. 31,   OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                            2016       2015        2016         2015        2016
                                                          --------   --------   ----------   ---------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................... $ 13,307   $  9,776   $   21,089   $  19,631    $   374
  Net Realized Gain (Loss) on:
    Investment Securities Sold*..........................   (1,541)    (2,181)     (47,636)    (21,990)        19
    Futures..............................................       (9)        --          166         116         --
    Foreign Currency Transactions........................       41       (103)          28        (479)        --
    Forward Currency Contracts...........................       (5)        --           (3)         --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........    1,388    (12,421)     151,807    (150,423)      (650)
    Translation of Foreign Currency Denominated
     Amounts.............................................      (40)        11           70         (84)        --
                                                          --------   --------   ----------   ---------    -------
     Net Increase (Decrease) in Net Assets Resulting
      from Operations....................................   13,141     (4,918)     125,521    (153,229)      (257)
                                                          --------   --------   ----------   ---------    -------
Distributions From:
  Net Investment Income:
  Net Investment Income..................................  (12,707)    (9,093)     (20,974)    (19,669)      (323)
  Net Long-Term Gains....................................       --     (1,448)          --          --         --
                                                          --------   --------   ----------   ---------    -------
     Total Distributions.................................  (12,707)   (10,541)     (20,974)    (19,669)      (323)
                                                          --------   --------   ----------   ---------    -------
Capital Share Transactions (1):
  Shares Issued..........................................  175,506    177,472      258,920     409,275     85,728
  Shares Issued in Lieu of Cash Distributions............   11,685      9,767       18,534      17,378        323
  Shares Redeemed........................................  (65,310)   (54,154)    (265,020)   (197,205)    (1,772)
                                                          --------   --------   ----------   ---------    -------
     Net Increase (Decrease) from Capital Share
      Transactions.......................................  121,881    133,085       12,434     229,448     84,279
                                                          --------   --------   ----------   ---------    -------
     Total Increase (Decrease) in Net Assets.............  122,315    117,626      116,981      56,550     83,699
NET ASSETS
  Beginning of Period....................................  424,398    306,772      959,946     903,396         --
                                                          --------   --------   ----------   ---------    -------
  End of Period.......................................... $546,713   $424,398   $1,076,927   $ 959,946    $83,699
                                                          ========   ========   ==========   =========    =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..........................................   16,236     15,530       25,535      35,717      8,501
  Shares Issued in Lieu of Cash Distributions............    1,094        854        1,714       1,586         32
  Shares Redeemed........................................   (6,030)    (4,677)     (25,868)    (17,688)      (175)
                                                          --------   --------   ----------   ---------    -------
     Net Increase (Decrease) from Shares Issued and
      Redeemed...........................................   11,300     11,707        1,381      19,615      8,358
                                                          ========   ========   ==========   =========    =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)........................ $  1,642   $  1,298   $    1,250   $   1,952    $    51

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $2, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                                ------------------------------------------------
                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                  2016      2015      2014      2013      2012
----------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  12.79  $  13.18  $  12.10  $   9.31  $   8.32
                                --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.22      0.21      0.19      0.18      0.14
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     0.19     (0.15)     1.29      2.87      0.98
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations.................     0.41      0.06      1.48      3.05      1.12
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.21)    (0.20)    (0.17)    (0.17)    (0.13)
 Net Realized Gains............    (0.22)    (0.25)    (0.23)    (0.09)       --
                                --------  --------  --------  --------  --------
   Total Distributions.........    (0.43)    (0.45)    (0.40)    (0.26)    (0.13)
----------------------------------------------------------------------------------
Net Asset Value, End of Year... $  12.77  $  12.79  $  13.18  $  12.10  $   9.31
=============================   ========  ========  ========  ========  ========
Total Return...................     3.40%     0.52%    12.50%    33.47%    13.63%
----------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $686,702  $606,523  $510,366  $411,025  $268,734
Ratio of Expenses to Average
 Net Assets....................     0.28%     0.29%     0.28%     0.30%     0.33%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........     0.28%     0.29%     0.28%     0.30%     0.33%
Ratio of Net Investment
 Income to Average Net Assets..     1.80%     1.60%     1.47%     1.64%     1.60%
Portfolio Turnover Rate........       17%       16%       11%       12%       13%
----------------------------------------------------------------------------------

                                      U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                                ------------------------------------------------
                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                  2016      2015      2014      2013      2012
---------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year.......................... $  16.65  $  16.63  $  14.81  $  11.43  $  10.13
                                --------  --------  --------  --------  --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)..................     0.28      0.26      0.23      0.21      0.18
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................     0.24      0.23      1.91      3.44      1.29
                                --------  --------  --------  --------  --------
   Total from Investment
    Operations.................     0.52      0.49      2.14      3.65      1.47
---------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.........    (0.26)    (0.25)    (0.21)    (0.22)    (0.17)
 Net Realized Gains............    (0.17)    (0.22)    (0.11)    (0.05)       --
                                --------  --------  --------  --------  --------
   Total Distributions.........    (0.43)    (0.47)    (0.32)    (0.27)    (0.17)
---------------------------------------------------------------------------------
Net Asset Value, End of Year... $  16.74  $  16.65  $  16.63  $  14.81  $  11.43
=============================   ========  ========  ========  ========  ========
Total Return...................     3.21%     3.08%    14.66%    32.40%    14.60%
---------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................... $749,854  $540,607  $426,547  $297,661  $195,179
Ratio of Expenses to Average
 Net Assets....................     0.27%     0.32%     0.32%     0.33%     0.37%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and
 Fees Paid Indirectly).........     0.32%     0.32%     0.32%     0.33%     0.35%
Ratio of Net Investment
 Income to Average Net Assets..     1.69%     1.56%     1.44%     1.61%     1.63%
Portfolio Turnover Rate........       26%       11%        7%        2%        9%
---------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                                      ---------------------------------------------------


                                         YEAR       YEAR       YEAR      YEAR      YEAR
                                        ENDED      ENDED      ENDED     ENDED     ENDED
                                       OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                         2016       2015       2014      2013      2012
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.............................. $   9.14   $   9.46   $   9.79   $   7.89  $   7.73
                                      --------   --------   --------   --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....     0.23       0.23       0.30       0.23      0.23
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........    (0.30)     (0.33)     (0.33)      1.90      0.15
                                      --------   --------   --------   --------  --------
   Total from Investment Operations..    (0.07)     (0.10)     (0.03)      2.13      0.38
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............    (0.22)     (0.22)     (0.28)     (0.23)    (0.21)
 Net Realized Gains..................       --         --      (0.02)        --     (0.01)
                                      --------   --------   --------   --------  --------
   Total Distributions...............    (0.22)     (0.22)     (0.30)     (0.23)    (0.22)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $   8.85   $   9.14   $   9.46   $   9.79  $   7.89
===================================   ========   ========   ========   ========  ========
Total Return.........................    (0.74)%    (1.09)%    (0.43)%    27.38%     5.18%
-------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $520,141   $401,049   $327,847   $206,602  $145,055
Ratio of Expenses to Average Net
 Assets..............................     0.44%      0.48%      0.49%      0.52%     0.57%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/ or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly).........................     0.50%      0.48%      0.49%      0.50%     0.56%
Ratio of Net Investment Income to
 Average Net Assets..................     2.64%      2.46%      2.98%      2.57%     2.96%
Portfolio Turnover Rate..............       24%         8%         3%         2%       11%
-------------------------------------------------------------------------------------------

                                        INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                                      ----------------------------------------
                                                                          PERIOD
                                                                         NOV. 1,
                                        YEAR       YEAR       YEAR       2012(A)
                                       ENDED      ENDED      ENDED          TO
                                      OCT. 31,   OCT. 31,   OCT. 31,     OCT. 31,
                                        2016       2015       2014         2013
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.............................. $  11.23  $  11.76   $  12.30   $  10.00
                                      --------  --------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....     0.31      0.30       0.35       0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........    (0.11)    (0.50)     (0.50)      2.27
                                      --------  --------   --------   --------
   Total from Investment Operations..     0.20     (0.20)     (0.15)      2.54
-------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............    (0.29)    (0.28)     (0.35)     (0.24)
 Net Realized Gains..................       --     (0.05)     (0.04)        --
                                      --------  --------   --------   --------
   Total Distributions...............    (0.29)    (0.33)     (0.39)     (0.24)
-------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $  11.14  $  11.23   $  11.76   $  12.30
===================================   ========  ========   ========   ========
Total Return.........................     1.94%    (1.67)%    (1.40)%    25.81%(C)
-------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $546,713  $424,398   $306,772   $148,856
Ratio of Expenses to Average Net
 Assets..............................     0.45%     0.46%      0.53%      0.60%(B)(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/ or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly).........................     0.45%     0.46%      0.50%      0.68%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets..................     2.84%     2.58%      2.78%      2.44%(B)(D)
Portfolio Turnover Rate..............        8%        7%         5%        14%(C)
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            DFA SOCIAL
                                                                                               FIXED
                                                                                              INCOME
                                         EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO       PORTFOLIO
                                      ---------------------------------------------------  -------------
                                                                                              PERIOD
                                         YEAR        YEAR      YEAR      YEAR      YEAR      APRIL 5,
                                        ENDED       ENDED     ENDED     ENDED     ENDED       2016(A)
                                       OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,       TO
                                         2016        2015      2014      2013      2012    OCT. 31, 2016
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $    10.64  $  12.80   $  12.92  $  12.55  $  12.33     $ 10.00
                                      ----------  --------   --------  --------  --------     -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....       0.23      0.24       0.26      0.24      0.24        0.09
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.12     (2.16)     (0.13)     0.72      0.17       (0.02)
                                      ----------  --------   --------  --------  --------     -------
   Total from Investment Operations..       1.35     (1.92)      0.13      0.96      0.41        0.07
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............      (0.23)    (0.24)     (0.25)    (0.23)    (0.19)      (0.06)
 Net Realized Gains..................         --        --         --     (0.36)       --          --
                                      ----------  --------   --------  --------  --------     -------
   Total Distributions...............      (0.23)    (0.24)     (0.25)    (0.59)    (0.19)      (0.06)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $    11.76  $  10.64   $  12.80  $  12.92  $  12.55     $ 10.01
===================================   ==========  ========   ========  ========  ========  =============
Total Return.........................      12.87%   (15.07)%     0.98%     7.74%     3.41%       0.75%(C)
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $1,076,927  $959,946   $903,396  $764,187  $457,311     $83,699
Ratio of Expenses to Average Net
 Assets..............................       0.63%     0.65%      0.63%     0.66%     0.75%       0.26%(B)(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor and Fees Paid
 Indirectly).........................       0.64%     0.65%      0.63%     0.66%     0.75%       0.56%(B)(D)
Ratio of Net Investment Income to
 Average Net Assets..................       2.13%     2.02%      2.04%     1.94%     1.92%       1.58%(B)(D)
Portfolio Turnover Rate..............         12%       11%        10%        2%       44%         47%(C)
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers ninety-five operational portfolios, six of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, and DFA Social Fixed Income Portfolio (the "Portfolios"), are included in this report. The remaining eighty-nine portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the DFA Social Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Securities held by U.S. Social Core Equity 2 Portfolio and U.S. Sustainability Core 1 Portfolio (the "Domestic Equity Portfolios") and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2016, Emerging Markets Social Core Equity Portfolio had significant transfers of securities with a total value of $91,404 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and DFA Social Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios and DFA Social Fixed Income Portfolio do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Social Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

       U.S. Social Core Equity 2 Portfolio......................... 0.25%
       U.S. Sustainability Core 1 Portfolio........................ 0.29%
       International Sustainability Core 1 Portfolio............... 0.42%
       International Social Core Equity Portfolio.................. 0.37%
       Emerging Markets Social Core Equity Portfolio............... 0.55%
       DFA Social Fixed Income Portfolio........................... 0.20%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including management fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios described below will remain in effect through February 28, 2017 (and February 28, 2018 with respect to the DFA Social Fixed Income Portfolio), and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                  PREVIOUSLY
                                                   RECOVERY      WAIVED FEES/
                                                 OF PREVIOUSLY     EXPENSES
                                                 WAIVED FEES/       ASSUMED
                                    EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES     LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------     ----------------- ------------- -----------------
U.S. Social Core Equity 2
  Portfolio (1)...............       0.60%             --              --
U.S. Sustainability Core 1
  Portfolio (2)...............       0.25%            $12            $312
International Sustainability
  Core 1 Portfolio (2)........       0.42%             --             256
International Social Core
  Equity Portfolio (2)........       0.60%             --              --
Emerging Markets Social Core
  Equity Portfolio (2)........       0.85%             --              --
DFA Social Fixed Income
  Portfolio (3)...............       0.27%             --              --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio's ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of a class of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the U.S. Social Core Equity 2 Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover for any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified above. Prior to February 29, 2016, the Expense Limitation Amounts for the U.S. Sustainability Core 1 Portfolio and International Sustainability Portfolio were 0.37% and 0.57%, respectively.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio on an annualized basis, to the rate listed above as a percentage of a class of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount of a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each non-Domestic Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                                 FEES PAID
                                                                 INDIRECTLY
                                                                 ----------
    International Sustainability Core 1 Portfolio...............    $11
    International Social Core Equity Portfolio..................      6
    Emerging Markets Social Core Equity Portfolio...............     11
    DFA Social Fixed Income Portfolio...........................      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

        U.S. Social Core Equity 2 Portfolio......................... $ 9
        U.S. Sustainability Core 1 Portfolio........................   8
        International Sustainability Core 1 Portfolio...............   6
        International Social Core Equity Portfolio..................   3
        Emerging Markets Social Core Equity Portfolio...............  24
        DFA Social Fixed Income Portfolio...........................  --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES       SALES      PURCHASES       SALES
                                                             ---------        -------   ---------        --------
U.S. Social Core Equity 2 Portfolio.........................       --            --     $181,150       $104,852
U.S. Sustainability Core 1 Portfolio........................       --            --      362,252        165,666
International Sustainability Core 1 Portfolio...............       --            --      235,261        103,244
International Social Core Equity Portfolio..................       --            --      160,970         35,870
Emerging Markets Social Core Equity Portfolio...............       --            --      130,518        120,753
DFA Social Fixed Income Portfolio...........................  $54,716       $21,022       51,078          1,654

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax, tax equalization, non-deductible expenses, and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
U.S. Social Core Equity 2 Portfolio...........     $  677          $(544)         $(133)
U.S. Sustainability Core 1 Portfolio..........        528           (295)          (233)
International Sustainability Core 1 Portfolio.        404           (421)            17
International Social Core Equity Portfolio....        299           (256)           (43)
Emerging Markets Social Core Equity Portfolio.      1,045           (817)          (228)
DFA Social Fixed Income Portfolio.............         --             --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio
2015..........................................    $ 8,715        $ 9,855    $18,570
2016..........................................     10,502         10,434     20,936
U.S. Sustainability Core 1 Portfolio
2015..........................................      7,071          5,861     12,932
2016..........................................     10,043          5,718     15,761
International Sustainability Core 1 Portfolio
2015..........................................      8,692             --      8,692
2016..........................................     10,814             --     10,814
International Social Core Equity Portfolio
2015..........................................      9,094          1,447     10,541
2016..........................................     12,707             --     12,707
Emerging Markets Social Core Equity Portfolio
2015..........................................     19,669             --     19,669
2016..........................................     20,974             --     20,974
DFA Social Fixed Income Portfolio
2015..........................................         --             --         --
2016..........................................        323             --        323

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                             -------------- ------------- -------
U.S. Social Core Equity 2 Portfolio.........................    $  (396)        $(281)    $  (677)
U.S. Sustainability Core 1 Portfolio........................       (313)         (215)       (528)
International Sustainability Core 1 Portfolio...............       (404)           --        (404)
International Social Core Equity Portfolio..................       (299)           --        (299)
Emerging Markets Social Core Equity Portfolio...............     (1,045)           --      (1,045)
DFA Social Fixed Income Portfolio...........................         --            --          --

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
U.S. Social Core Equity 2 Portfolio..     $  812        $7,378             --       $131,617      $139,807
U.S. Sustainability Core 1 Portfolio.      1,370         7,062             --        143,361       151,793
International Sustainability Core 1
  Portfolio..........................      1,798            --       $(17,547)        17,096         1,347
International Social Core Equity
  Portfolio..........................      2,516            --         (3,629)       (14,933)      (16,046)
Emerging Markets Social Core Equity
  Portfolio..........................      3,867            --        (79,530)        78,568         2,905
DFA Social Fixed Income Portfolio....         83            --             --           (663)         (580)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                       UNLIMITED  TOTAL
                                                       --------- -------
        U.S. Social Core Equity 2 Portfolio...........       --       --
        U.S. Sustainability Core 1 Portfolio..........       --       --
        International Sustainability Core 1 Portfolio.  $17,547  $17,547
        International Social Core Equity Portfolio....    3,629    3,629
        Emerging Markets Social Core Equity Portfolio.   79,530   79,530
        DFA Social Fixed Income Portfolio.............       --       --

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                     NET UNREALIZED
                                               FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                  COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                               ----------- ------------ ------------ --------------
U.S. Social Core Equity 2 Portfolio........... $  654,241    $163,000    $ (31,383)     $131,617
U.S. Sustainability Core 1 Portfolio..........    700,368     150,377       (7,039)      143,338
International Sustainability Core 1 Portfolio.    526,304      59,057      (41,917)       17,140
International Social Core Equity Portfolio....    592,230      52,807      (67,694)      (14,887)
Emerging Markets Social Core Equity Portfolio.  1,036,132     207,434     (128,834)       78,600
DFA Social Fixed Income Portfolio.............     83,177          90         (753)         (663)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

   2. FUTURES CONTRACTS: The Equity Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Equity Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

   The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. Such Portfolios may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, such Portfolios may, from time to time, enter into a forward contract to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                        FORWARD
                                                       CURRENCY
                                                       CONTRACTS FUTURES
                                                       --------- -------
       International Sustainability Core 1 Portfolio*.    $95       --
       International Social Core Equity Portfolio*....     26       --
       Emerging Markets Social Core Equity Portfolio*.     --     $681

* The Portfolio had derivative activity during the period but it did not have open positions at October 31, 2016.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Equity contracts            Net Realized Gain (Loss) on: Futures

Foreign Exchange Contracts  Net Realized Gain (Loss) on: Forward Currency Contacts

   The following is a summary of the location of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                     ------------------------
                                                            FOREIGN
                                                           EXCHANGE   EQUITY
                                                     TOTAL CONTRACTS CONTRACTS
                                                     ----- --------- ---------
  International Social Core Equity Portfolio*....... $(14)    $(5)     $ (9)
  Emerging Markets Social Core Equity Portfolio*....  163      (3)      166

* As of October 31, 2016, there were no futures or forward currency contracts outstanding. During the year ended October 31, 2016, the Portfolios had limited activity in futures and forward currency contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                      AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                                   INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                                   ------------- ------------ ------------ -------- ---------------
U.S. Social Core Equity 2 Portfolio...............     1.05%        $3,318         28         $3        $11,480
International Sustainability Core 1 Portfolio.....     1.05%         1,765         35          2          9,221
International Social Core Equity Portfolio........     1.11%         1,733         27          1          7,855
Emerging Markets Social Core Equity Portfolio.....     1.11%         2,909         69          6         12,784

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   At October 31, 2016, Emerging Markets Social Core Equity Portfolio had loans outstanding in the amount of $850 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act. For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                          PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                          --------- ------- --------------------
U.S. Social Core Equity 2 Portfolio...............  $11,111  $ 8,090       $   507
U.S. Sustainability Core 1 Portfolio..............   17,493   47,379         1,785
International Sustainability Core 1 Portfolio.....   11,397   16,351        (1,035)
International Social Core Equity Portfolio........    9,632   10,348          (132)
Emerging Markets Social Core Equity Portfolio.....    1,027    1,654          (304)

J. SECURITIES LENDING:

   As of October 31, 2016, the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. Government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                              -------
           U.S. Social Core Equity 2 Portfolio............... $27,165
           U.S. Sustainability Core 1 Portfolio..............  23,978
           International Sustainability Core 1 Portfolio.....   1,824
           International Social Core Equity Portfolio........   2,177
           Emerging Markets Social Core Equity Portfolio.....  35,513

   The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolios will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                AS OF OCTOBER 31, 2016
                                               ---------------------------------------------------------
                                               OVERNIGHT AND            BETWEEN
                                                CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                               ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants............... $100,916,158     --         --         --    $100,916,158
U.S. SUSTAINABILITY CORE 1 PORTFOLIO
 Common Stocks, Rights/Warrants............... $ 94,098,425     --         --         --    $ 94,098,425
INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
 Common Stocks................................ $ 28,200,076     --         --         --    $ 28,200,076

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF OCTOBER 31, 2016
                                            --------------------------------------------------------
                                            OVERNIGHT AND            BETWEEN
                                             CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                            ------------- -------- ------------ -------- -----------
INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
 Common Stocks.............................  $33,147,035     --         --         --    $33,147,035
EMERGING MARKETS SOCIAL CORE EQUITY
  PORTFOLIO
 Common Stocks.............................  $44,752,009     --         --         --    $44,752,009

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                 APPROXIMATE
                                                                PERCENTAGE OF
                                                    NUMBER OF    OUTSTANDING
                                                   SHAREHOLDERS    SHARES
                                                   ------------ -------------
  U.S. Social Core Equity 2 Portfolio.............      5            76%
  U.S. Sustainability Core 1 Portfolio............      4            84%
  International Sustainability Core 1 Portfolio...      4            78%
  International Social Core Equity Portfolio......      4            50%
  Emerging Markets Social Core Equity Portfolio...      4            46%
  DFA Social Fixed Income Portfolio...............      3            98%

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and DFA Social Fixed Income Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, the U.S. Sustainability Core 1 Portfolio, International Sustainability Core 1 Portfolio, and Emerging Markets Social Core Equity Portfolio paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                      % BREAKDOWN OF DISTRIBUTION SOURCES
                                               -------------------------------------------------
                                                  NET      NET REALIZED   NET REALIZED
                                               INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                   INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                 ---------- -------------- -------------- ---------
U.S. Sustainability Core 1 Portfolio
   December 16, 2015..........................     97%          0%             0%           3%
International Sustainability Core 1 Portfolio
   December 16, 2015..........................     93%          0%             0%           7%
Emerging Markets Social Core Equity Portfolio
   December 16, 2015..........................     94%          0%             0%           6%
   March 30, 2016.............................     54%          0%             0%          46%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH  LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED TRUSTEES/DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides   Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and                            investment companies   of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould              DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and     DIG-Since 1993         investment companies   Service Professor of Economics, University of
DIG                        DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
Trustee of DFAITC and      DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
DEM                                                                      Council, Chicago Mercantile Exchange (futures
The University of Chicago                                                trading exchange) (since 2004). Trustee, Harbor
Booth School of Business                                                 Fund (registered investment company) (29 Portfolios)
5807 S. Woodlawn Avenue                                                  (since 1994). Formerly, Member of the Board of
Chicago, IL 60637                                                        Milwaukee Insurance Company (1997-2010).
1939
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and     DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
DIG                        DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and      DEM-Since 1993                                fund and asset manager) (since 2001). Consultant
DEM                                                                      to Morningstar Inc. (since 2006). Formerly, Director,
Yale School of                                                           BIRR Portfolio Analysis, Inc. (sofware Products)
Management                                                               (1990- 2010).
P.O. Box 208200
New Haven, CT 06520-
8200
1943
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear           DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and     DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of Human
DIG                        DFAITC-Since 2010                             Resources Management and Economics, Graduate
Trustee of DFAITC and      DEM-Since 2010                                School of Business, Stanford University (since 1995).
DEM                                                                      Cornerstone Research (expert testimony and
Stanford University                                                      economic and financial analysis) (since 2009).
Graduate                                                                 Formerly, Chairman of the President George W.
School of Business                                                       Bush's Council of Economic Advisors, State of
434 Galvez Mall                                                          California (2005-2006). Formerly, Commissioner,
Stanford, CA 94305                                                       White House Panel on Tax Reform (2005)
1948
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes           DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and     DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
DIG                        DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
Trustee of DFAITC and      DEM-Since 1993                                Stanford University (since 1981). Chairman,
DEM                                                                      Ruapay Inc. (since 2013). Formerly, Chairman,
c/o Dimensional Fund                                                     Platinum Grove Asset Management, L.P. (hedge
Advisers, LP                                                             fund) (formerly, Oak Hill Platinum Partners) (1999-
6300 Bee Cave Road                                                       2009). Formerly, Director, American Centruy Fund
Building 1                                                               Complex (registered investment companies) (43
Austin, TX 78746                                                         Portfolios) (1980-2014).
1941
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith             DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service Professor
Director of DFAIDG and     DIG-Since 2000         investment companies   of Accounting, University of Chicago Booth School of
DIG                        DFAITC-Since 2000                             Business (since 1980). Director, HNI Corporation
Trustee of DFAITC and      DEM-Since 2000                                (formerly known as HON Industries Inc.) (office
DEM                                                                      furniture) (since 2000). Director, Ryder System Inc.
The University of Chicago                                                (transportation, logistics and supply-chain
Booth School of Business                                                 management) (since 2003). Trustee, UBS Funds (4
5807 S. Woodlawn Avenue                                                  investment companies within the fund complex) (33
Chicago, IL 60637                                                        portfolios) (since 2009). Formerly, Co-Director
1953                                                                     Investment Research, Fundamental Investment
                                                                         Advisors (hedge fund) (2008-2011).

      NAME, POSITION                               PORTFOLIOS WITHIN THE
      WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------------------------------------------------------------------------------------------------------------
                                                INTERESTED TRUSTEES/DIRECTORS*
---------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman,                    DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
Director/Trustee,            DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
President and Co-Chief       DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
Executive Officer                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
6300 Bee Cave Road                                                        DIG and DFAITC (collectively, the "DFA Entities").
Building One                                                              Director of Dimensional Fund Advisors Ltd. and
Austin, TX 78746                                                          formerly, Chief Investment Officer. Director of DFA
1946                                                                      Australia Limited and formerly, President and Chief
                                                                          Investment Officer. Director of Dimensional Advisors
                                                                          Ltd., Dimensional Funds plc and Dimensional Funds
                                                                          II plc. Formerly, President, Dimensional SmartNest
                                                                          (US) LLC (2009- 2014). Formerly, Limited Partner,
                                                                          Oak Hill Partners (2001-2010). Limited Partner, VSC
                                                                          Investors, LLC (since 2007). Trustee, University of
                                                                          Chicago. Trustee, University of Kansas Endowment
                                                                          Association. Formerly, Director, SA Funds
                                                                          (registered investment company). Chairman, Director
                                                                          and Co-Chief Executive Officer of Dimensional Fund
                                                                          Advisors Canada ULC. Director and President (since
                                                                          2012) of Dimensional Japan Ltd. Chairman, Director,
                                                                          President, and Co-Chief Executive Officer of
                                                                          Dimensional Cayman Commodity Fund I Ltd. (since
                                                                          2010).
---------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January 2010),
Director/Trustee, Co-Chief   DIG-Since 2009        investment companies   Co-Chief Investment Officer (since June 2014),
Executive Officer and Co-    DFAITC-Since 2009                            Director/Trustee, and formerly, Chief Investment
Chief Investment Officer     DEM-Since 2009                               Officer (March 2007-June 2014) of the DFA Entities.
6300 Bee Cave Road,                                                       Director, Co-Chief Executive Officer and Chief
Building One                                                              Investment Officer (since 2010) of Dimensional
Austin, TX 78746                                                          Cayman Commodity Fund I Ltd. Director, Co-Chief
1967                                                                      Executive Officer, President and Co-Chief
                                                                          Investment Officer of Dimensional Fund Advisors
                                                                          Canada ULC and formerly, Chief Investment Officer
                                                                          (until April 2014). Co-Chief Investment Officer, Vice
                                                                          President, and Director of DFA Australia Limited and
                                                                          formerly, Chief Investment Officer (until April 2014).
                                                                          Director of Dimensional Fund Advisors Ltd.,
                                                                          Dimensional Funds plc, Dimensional Funds II plc
                                                                          and Dimensional Advisors Ltd. Formerly, Vice
                                                                          President of the DFA Entities and Dimensional Fund
                                                                          Advisors Canada ULC. Director and Chief
                                                                          Investment Officer (since December 2012) of
                                                                          Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President          Since 2008      Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President          Since 2012      Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
----------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President          Since 2016      Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (January 2011-January 2016).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President          Since 2005      Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President          Since 1993      Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013). Director of Dimensional
                                                               Funds plc and Dimensional Funds II plc (since
                                                               November 2013).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President          Since 2014      Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President          Since 2014      Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President          Since 2014      Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President          Since 2007      Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and      Since 2001      Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President, Director and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President          Since 2007      Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President          Since 2012      Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President          Since 2014      Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President          Since 2016      Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President          Since 2015      Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).

                                            TERM OF OFFICE/1/
   NAME AND YEAR OF                          AND LENGTH OF
        BIRTH                POSITION           SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President         Since 2015      Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
--------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President         Since 2011      Vice President of all the DFA Entities.
1956
--------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President         Since 2009      Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since April
                                                               2016). Formerly, Portfolio Manager for Dimensional
                                                               Fund Advisors LP (October 2005 to January 2012).
--------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President         Since 2014      Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
--------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President         Since 2004      Vice President of all the DFA Entities. Director and
1972                                                           Vice President of Dimensional Japan Ltd (since
                                                               February 2016). President and Director of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               February 2016), Vice President of DFA Australia
                                                               Limited (since April 2008) and Director (since Oct
                                                               2016). Director of Dimensional Advisors Ltd,
                                                               Dimensional Fund Advisors Pte. Ltd., and
                                                               Dimensional Hong Kong Limited, (since April 2016),
                                                               Vice President of Dimensional Fund Advisors Pte
                                                               Ltd. (since June 2016), Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North
                                                               America (March 2012 to December 2013) and Head
                                                               of Portfolio Management (January 2006 to March
                                                               2012) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President         Since 2013      Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
--------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President         Since 2014      Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014).
--------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President         Since 2013      Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
--------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President         Since 2012      Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
--------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President         Since 2007      Vice President of all the DFA Entities.
1949
--------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President         Since 2016      Vice President of all the DFA Entities. Formerly,
1982                                                           Senior Associate, Research (January 2015-January
                                                               2016); Associate, Research (January 2014-January
                                                               2015); Analyst, Research (July 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004      Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional
                                                               Fund Advisors Canada ULC, Chief Compliance
                                                               Officer of Dimensional Fund Advisors Pte. Ltd.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
John T. Curnutte       Vice President          Since 2016      Vice President of all the DFA Entities. Formerly,
1980                                                           Manager, Research Systems (November 2012-
                                                               January 2016) for Dimensional Fund Advisors LP;
                                                               Assistant Vice President, Oaktree Capital
                                                               Management (April 2011-October 2012.
---------------------------------------------------------------------------------------------------------------------
John Dashtara          Vice President          Since 2015      Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July 2013);
                                                               Vice President for Towers Watson (formerly,
                                                               WellsCanning) (June 2009-July 2011).
---------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President          Since 1999      Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President          Since 1994      Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC.
---------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President          Since 2014      Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014) and
                                                               Senior Associate (August 2010-December 2011) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President          Since 2015      Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
---------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President          Since 2015      Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Consultant, NERA Economic Consulting, New York
                                                               (May 2010-November 2012).
---------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President          Since 2010      Vice President of all the DFA Entities. Chief Data
1972                                                           Officer for Dimensional Fund Advisors LP (since
                                                               January 2016).
---------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President          Since 2001      Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President          Since 2014      Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP (since
                                                               February 2013). Formerly, Senior Manager of
                                                               Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director of
                                                               Mutual Fund Analysis at Morningstar (January 2008-
                                                               May 2012).
---------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President          Since 2015      Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and      Since 1998      Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors Ltd.
                                                               (July 2008-March 2013).
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President          Since 2004      Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President          Since 2008      Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since April
                                                               2016). Formerly, Portfolio Manager of Dimensional
                                                               Fund Advisors LP (September 2004-January 2012).

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President             Since 2014      Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President             Since 2015      Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President             Since 2009      Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President             Since 2015      Vice President of all the DFA Entities. Formerly, Vice
1970                                                             President for Dimensional SmartNest (US) LLC
                                                                 (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President             Since 2007      Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President             Since 2012      Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President             Since 2000      Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President             Since 2007      Vice President of all the DFA Entities.
1974
------------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President             Since 2011      Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President             Since 2014      Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014).
------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President             Since 2007      Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President             Since 2005      Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief      Since 2016      Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd., Dimensional
                                                                 Hong Kong Limited, Dimensional Cayman
                                                                 Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                 Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                 DFA Australia Ltd. Formerly, interim Chief Financial
                                                                 Officer and interim Treasurer (April 2016-September
                                                                 2016), and Controller (August 2015-September
                                                                 2016) of all the DFA Entities); Vice President of T.
                                                                 Rowe Price Group, Inc. and Director of Investment
                                                                 Treasury and Treasurer of the T. Rowe Price Funds
                                                                 (March 2008-July 2015).
------------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President             Since 2004      Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President             Since 2011      Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President             Since 2015      Vice President of all the DFA Entities. Formerly,
1971                                                             Senior Compliance Officer (November 2010-January
                                                                 2015) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison     Vice President             Since 2016      Vice President of all the DFA Entities. Portfolio
1977                                                             Manager for Dimensional Fund Advisors LP (January
                                                                 2013-Present). Formerly, Investment Associate for
                                                                 Dimensional Fund Advisors LP (January 2010-
                                                                 January 2013).

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President     Since 2004      Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President     Since 2014      Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems (January
                                                           2011-January 2014) for Dimensional Fund Advisors
                                                           LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President     Since 2012      Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for Dimensional
                                                           Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President     Since 2014      Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President     Since 2003      Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President     Since 2013      Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President     Since 2010      Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).
-----------------------------------------------------------------------------------------------------------------
Arun C. Keswani         Vice President     Since 2016      Vice President of all the DFA Entities. Senior
1975                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (January 2015-Present). Formerly, Portfolio Manager
                                                           (January 2013-January 2015) and Investment
                                                           Associate (October 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Investment Banking
                                                           Associate at Morgan Stanley (August 2010-
                                                           September 2011).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President     Since 2014      Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley (2007-
                                                        2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute (2004-
                                                        2012).
---------------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-January
                                                        2016); Senior Associate, Institutional (April 2007-
                                                        January 2015) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President     Since 2011      Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President     Since 2004      Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President     Since 2013      Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President     Since 2014      Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President     Since 2011      Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President     Since 2004      Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President     Since 2011      Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President -- Global Operations at Janus Capital
                                                        Group (2005-2011).
---------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President     Since 2013      Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President     Since 2005      Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President     Since 2011      Vice President of all the DFA Entities.
1980
---------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
---------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President     Since 2013      Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2008-January 2013).
---------------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January 2015)
                                                        for Dimensional Fund Advisors LP; Vice President
                                                        and Tax Manager, North America (August 2006-April
                                                        2012) for Pacific Investment Management Company.
---------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President     Since 2009      Vice President of all the DFA Entities.
1969

                                             TERM OF OFFICE/1/
 NAME AND YEAR OF                             AND LENGTH OF
       BIRTH              POSITION               SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1972                                                                Senior Manager, Marketing Operations (January
                                                                    2014-January 2015), Manager, Client Systems
                                                                    (October 2011-January 2014) and RFP Manager
                                                                    (April 2010-October 2011) for Dimensional Fund
                                                                    Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1969                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President      Since 2010                 Vice President of all the DFA Entities and
1972                                                                Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President      Since 2008                 Vice President of all DFA Entities and Head of
1970                                                                Global Human Resources for Dimensional Fund
                                                                    Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1965                                                                Senior Compliance Officer (May 2012-January 2015)
                                                                    for Dimensional Fund Advisors LP; Chief
                                                                    Compliance Officer (April 2010-April 2012) for Al
                                                                    Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1975                                                                Regional Director of Dimensional Fund Advisors LP
                                                                    (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                Regional Director (January 2009-January 2014) and
                                                                    Senior Associate (2011) for Dimensional Fund
                                                                    Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
1959                                                                Manager, Project Management Office for
                                                                    Dimensional Fund Advisors LP (October 2006-
                                                                    January 2016).
--------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                Manager (since September 2011) for Dimensional
                                                                    Fund Advisors LP. Formerly, Portfolio Manager for
                                                                    Wells Capital Management (October 2004-
                                                                    September 2011).
--------------------------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
1974                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (September 2013-January 2016); Managing Director,
                                                                    Client Services, Charles Schwab (December 2009-
                                                                    August 2013).
--------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                Manager, Investment Systems (2011-January 2013)
                                                                    for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary           and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                    Australia Limited and Dimensional Fund Advisors
                                                                    Ltd. (since February 2002, April 1997, and May
                                                                    2002, respectively). Vice President and Secretary of
                                                                    Dimensional Fund Advisors Canada ULC (since
                                                                    June 2003), Dimensional Cayman Commodity Fund I
                                                                    Ltd., Dimensional Japan Ltd (since February 2012),
                                                                    Dimensional Advisors Ltd (since March 2012),
                                                                    Dimensional Fund Advisors Pte. Ltd. (since June
                                                                    2012). Director of Dimensional Funds plc and
                                                                    Dimensional Funds II plc (since 2002 and 2006,
                                                                    respectively). Director of Dimensional Japan Ltd.,
                                                                    Dimensional Advisors Ltd., Dimensional Fund
                                                                    Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                    Limited (since August 2012 and July 2012).
                                                                    Formerly, Vice President and Secretary of
                                                                    Dimensional SmartNest (US) LLC (October 2010-
                                                                    November 2014).

                                               TERM OF OFFICE/1/
 NAME AND YEAR OF                               AND LENGTH OF
      BIRTH               POSITION                 SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson   Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                  Regional Director (June 2011-January 2015) for
                                                                      Dimensional Fund Advisors LP; Sales Executive for
                                                                      Vanguard (July 2008-May 2011).
----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble     Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                  Portfolio Manager for Dimensional Fund Advisors LP
                                                                      (2008-2010).
----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz   Vice President and     Since 2013                 Vice President and Deputy Chief Compliance Officer
1961                Deputy Chief                                      of all the DFA Entities. Deputy Chief Compliance
                    Compliance Officer                                Officer of Dimensional Fund Advisors LP (since
                                                                      December 2012). Formerly, Chief Compliance
                                                                      Officer of Wellington Management Company, LLP
                                                                      (2004-2011).
----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O        Vice President         Since 2010                 Vice President of all the DFA Entities, Dimensional
1974                                                                  Cayman Commodity Fund I Ltd., and Dimensional
                                                                      Fund Advisors Canada ULC (since April 2016).
                                                                      Deputy General Counsel, Funds (since 2011).
----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                Chief Investment       and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                    Officer                Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                      of Dimensional Funds plc and Dimensional Fund II
                                                                      plc.
----------------------------------------------------------------------------------------------------------------------------
Randy C. Olson      Vice President         Since 2016                 Vice President of all the DFA Entities. Formerly,
1980                                                                  Senior Compliance Officer for Dimensional Fund
                                                                      Advisors LP (July 2014-January 2016); Vice
                                                                      President Regional Head of Investment Compliance,
                                                                      Asia, PIMCO Asia Private Limited (July 2012-July
                                                                      2014); Country Compliance Officer, Janus Capital,
                                                                      Singapore Private Limited (May 2011-June 2012).
----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                  Manager for Dimensional Fund Advisors LP (since
                                                                      July 2005).
----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President         Since 2010                 Vice President of all the DFA Entities.
1978
----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                      (2012-January 2013); Senior Consultant (June 2011-
                                                                      December 2011) and Senior Investment Analyst and
                                                                      Consultant (July 2008-June 2011) at Hewitt
                                                                      EnnisKnupp.
----------------------------------------------------------------------------------------------------------------------------
Mary T. Phillips    Vice President         Since 2016                 Vice President of all the DFA Entities. Senior
1981                                                                  Portfolio Manager (January 2015-present). Formerly,
                                                                      Portfolio Manager (April 2014-January 2015) and
                                                                      Investment Associate for Dimensional Fund Advisors
                                                                      LP (July 2012-March 2014).
----------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President         Since 2015                 Vice President of all the DFA Entities. Senior
1984                                                                  Manager, Advisor Benchmarking (since January
                                                                      2015) for Dimensional Fund Advisors LP. Formerly,
                                                                      Manager, Advisor Benchmarking (April 2012-
                                                                      December 2014) for Dimensional Fund Advisors LP;
                                                                      Senior Manager, Research and Consulting (October
                                                                      2010-April 2012) for Crain Communications Inc.
----------------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1974                                                                  Regional Director (May 2011-January 2015) for
                                                                      Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President         Since 2015                 Vice President of all the DFA Entities. Counsel for
1976                                                                  Dimensional Fund Advisors LP (since February
                                                                      2015). Formerly, Chief Financial Officer and General
                                                                      Counsel for Relentless (March 2014-January 2015);
                                                                      Vice President of all the DFA Entities (January 2013-
                                                                      March 2014); Counsel for Dimensional Fund
                                                                      Advisors LP (January 2009-March 2014).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President     Since 1993      Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President     Since 2011      Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        for Dimensional Fund Advisors LP (2006-January
                                                        2015).
---------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President     Since 2014      Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
---------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President     Since 2013      Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
---------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President     Since 2012      Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President     Since 2005      Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President     Since 2015      Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President     Since 2014      Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).
---------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate, Investment
                                                        Analytics and Data (January 2013-January 2014),
                                                        Associate, Investment Analytics and Data (January
                                                        2012-January 2013), and Investment Data Analyst
                                                        (April 2010-January 2012) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President     Since 2010      Vice President of all the DFA Entities.
1959
---------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President     Since 2015      Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate (April
                                                        2011-January 2013) for Dimensional Fund Advisors
                                                        LP.
---------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January 2015)
                                                        for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President     Since 2009      Vice President of all the DFA Entities.
1965
---------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President     Since 2007      Vice President of all the DFA Entities.
1968

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President     Since 2014      Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                         (since January 2015). Formerly, Portfolio Manager
                                                         (January 2012-January 2015) and Investment
                                                         Associate for Dimensional Fund Advisors LP (August
                                                         2010-December 2011).
---------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President     Since 2007      Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President     Since 2014      Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
---------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President     Since 2011      Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President     Since 2004      Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2011-January 2016); Sales Executive,
                                                         Vanguard (May 2008-August 2011).
---------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President     Since 2004      Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors LP
                                                         (September 2014-January 2016); Vice President of
                                                         Marketing, Forward Management/Salient (January
                                                         2008-February 2014).
---------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December 2015)
                                                         and Manager, Corporate Systems for Dimensional
                                                         Fund Advisors LP (January 2011-September 2012).
---------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President     Since 2013      Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President     Since 2013      Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-2011)
                                                         for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2009-January 2016).
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President     Since 2013      Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President     Since 2012      Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President     Since 2009      Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President     Since 1997      Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President     Since 2014      Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President     Since 2009      Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP (since
                                                         2004).
-------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President     Since 2015      Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-July
                                                         2011).
-------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016) and
                                                         Senior Associate (January 2011-December 2013) for
                                                         Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
-------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President     Since 1997      Vice President of all the DFA Entities.
1951
-------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President     Since 2007      Vice President of all the DFA Entities.
1976
-------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President     Since 2016      Vice President of all the DFDA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January 2013-June
                                                         2014); Head of Operations for Vericimetry Advisors
                                                         LLC (July 2011-December 2012).
-------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup
                                                         (August 2006-October 2011).
-------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President     Since 2015      Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
-------------------------------------------------------------------------------------------------------------
Cecelia K. Wong       Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1981                                                     Client Service Manager for Dimensional Fund
                                                         Advisors LP (June 2005-January 2016).
-------------------------------------------------------------------------------------------------------------
Craig A. Wright       Vice President     Since 2016      Vice President of all the DFA Entities. Formerly,
1982                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2011-January 2016); Senior
                                                         Associate, PricewaterhouseCoopers LP (July 2009-
                                                         November 2011).
-------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President     Since 2011      Vice President of all the DFA Entities.
1978

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                              QUALIFYING
                                                                                                  FOR
                                          NET                                                  CORPORATE
                                      INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING
DFA INVESTMENT DIMENSIONS GROUP         INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND
INC.                                 DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2)
-------------------------------      ------------- ------------- ------------- ------------- ------------- ----------
U.S. Social Core Equity 2 Portfolio.       50%          --            50%           100%          100%        100%
U.S. Sustainability Core 1
 Portfolio..........................       64%          --            36%           100%          100%        100%
International Sustainability Core 1
 Portfolio..........................      100%          --            --            100%          100%        100%
DFA Social Fixed Income.............
Portfolio...........................      100%          --            --            100%           --          --
International Social Core Equity
 Portfolio..........................      100%          --            --            100%          100%        100%
Emerging Markets Social Core
 Equity Portfolio...................      100%          --            --            100%          100%        100%


                                                                                    QUALIFYING
                                         U.S.                  FOREIGN   QUALIFYING SHORT-TERM
DFA INVESTMENT DIMENSIONS GROUP       GOVERNMENT  FOREIGN TAX   SOURCE    INTEREST   CAPITAL
INC.                                 INTEREST (3) CREDIT (4)  INCOME (5) INCOME (6)  GAIN (7)
-------------------------------      ------------ ----------- ---------- ---------- ----------
U.S. Social Core Equity 2 Portfolio.      --          --          --        100%       100%
U.S. Sustainability Core 1
 Portfolio..........................      --          --          --        100%       100%
International Sustainability Core 1
 Portfolio..........................      --           6%        100%       100%       100%
DFA Social Fixed Income.............
Portfolio...........................      37%         --         100%       100%       100%
International Social Core Equity
 Portfolio..........................      --           6%        100%       100%       100%
Emerging Markets Social Core
 Equity Portfolio...................      --           6%        100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-014A
 [LOGO]                                                              00185763

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   6
     Disclosure of Fund Expenses........................................  10
     Disclosure of Portfolio Holdings...................................  12
     Schedule of Investments/Summary Schedules of Portfolio Holdings
         Tax-Managed U.S. Marketwide Value Portfolio....................  14
         Tax-Managed U.S. Equity Portfolio..............................  15
         Tax-Managed U.S. Targeted Value Portfolio......................  18
         Tax-Managed U.S. Small Cap Portfolio...........................  21
         T.A. U.S. Core Equity 2 Portfolio..............................  24
         Tax-Managed DFA International Value Portfolio..................  27
         T.A. World ex U.S. Core Equity Portfolio.......................  31
     Statements of Assets and Liabilities...............................  37
     Statements of Operations...........................................  39
     Statements of Changes in Net Assets................................  41
     Financial Highlights...............................................  43
     Notes to Financial Statements......................................  47
     Report of Independent Registered Public Accounting Firm............  62
     Section 19(a) Notice...............................................  63
  THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE
    VALUE SERIES
     Performance Chart..................................................  64
     Management's Discussion and Analysis...............................  65
     Disclosure of Fund Expenses........................................  66
     Disclosure of Portfolio Holdings...................................  67
     Summary Schedule of Portfolio Holdings.............................  68
     Statement of Assets and Liabilities................................  71
     Statement of Operations............................................  72
     Statements of Changes in Net Assets................................  73
     Financial Highlights...............................................  74
     Notes to Financial Statements......................................  75
     Report of Independent Registered Public Accounting Firm............  82
  FUND MANAGEMENT.......................................................  83
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  97
  NOTICE TO SHAREHOLDERS................................................  98

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other
        Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
N/A     Does not apply to this fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000/R/
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/2006              $10,000                     $10,000
11/2006               10,243                      10,233
12/2006               10,441                      10,450
01/2007               10,709                      10,586
02/2007               10,575                      10,424
03/2007               10,693                      10,582
04/2007               11,073                      10,948
05/2007               11,593                      11,343
06/2007               11,345                      11,078
07/2007               10,724                      10,529
08/2007               10,665                      10,655
09/2007               10,934                      10,995
10/2007               10,940                      11,006
11/2007               10,299                      10,445
12/2007               10,253                      10,345
01/2008                9,845                       9,930
02/2008                9,485                       9,515
03/2008                9,317                       9,460
04/2008                9,840                       9,908
05/2008               10,057                       9,920
06/2008                8,946                       8,971
07/2008                8,874                       8,976
08/2008                9,055                       9,151
09/2008                8,286                       8,499
10/2008                6,433                       7,008
11/2008                5,795                       6,481
12/2008                5,989                       6,595
01/2009                5,208                       5,821
02/2009                4,507                       5,041
03/2009                4,981                       5,473
04/2009                5,840                       6,083
05/2009                6,279                       6,438
06/2009                6,196                       6,393
07/2009                6,824                       6,933
08/2009                7,278                       7,293
09/2009                7,608                       7,582
10/2009                7,240                       7,328
11/2009                7,577                       7,727
12/2009                7,850                       7,898
01/2010                7,631                       7,675
02/2010                7,982                       7,926
03/2010                8,611                       8,454
04/2010                8,943                       8,704
05/2010                8,178                       7,987
06/2010                7,552                       7,517
07/2010                8,156                       8,028
08/2010                7,621                       7,664
09/2010                8,378                       8,276
10/2010                8,700                       8,530
11/2010                8,719                       8,505
12/2010                9,544                       9,179
01/2011                9,778                       9,370
02/2011               10,331                       9,727
03/2011               10,395                       9,773
04/2011               10,636                      10,025
05/2011               10,471                       9,913
06/2011               10,287                       9,706
07/2011                9,847                       9,384
08/2011                9,025                       8,779
09/2011                8,108                       8,092
10/2011                9,235                       9,037
11/2011                9,164                       8,992
12/2011                9,251                       9,170
01/2012                9,734                       9,538
02/2012               10,250                       9,899
03/2012               10,465                      10,193
04/2012               10,271                      10,086
05/2012                9,547                       9,492
06/2012               10,049                       9,962
07/2012               10,133                      10,050
08/2012               10,516                      10,275
09/2012               10,896                      10,604
10/2012               10,928                      10,546
11/2012               10,993                      10,544
12/2012               11,307                      10,779
01/2013               12,057                      11,475
02/2013               12,241                      11,638
03/2013               12,848                      12,100
04/2013               12,934                      12,268
05/2013               13,356                      12,587
06/2013               13,273                      12,481
07/2013               14,080                      13,165
08/2013               13,663                      12,659
09/2013               14,161                      13,008
10/2013               14,831                      13,566
11/2013               15,441                      13,957
12/2013               15,865                      14,303
01/2014               15,238                      13,791
02/2014               15,798                      14,390
03/2014               16,025                      14,721
04/2014               16,065                      14,819
05/2014               16,439                      15,027
06/2014               16,863                      15,440
07/2014               16,595                      15,123
08/2014               17,206                      15,687
09/2014               16,763                      15,306
10/2014               17,052                      15,704
11/2014               17,275                      15,995
12/2014               17,440                      16,119
01/2015               16,567                      15,472
02/2015               17,764                      16,218
03/2015               17,591                      16,036
04/2015               17,767                      16,147
05/2015               18,039                      16,336
06/2015               17,851                      16,036
07/2015               17,899                      16,064
08/2015               16,768                      15,121
09/2015               16,239                      14,659
10/2015               17,518                      15,742
11/2015               17,553                      15,833
12/2015               16,962                      15,453
01/2016               15,874                      14,636
02/2016               15,840                      14,640
03/2016               16,949                      15,707
04/2016               17,371                      16,037
05/2016               17,571                      16,289
06/2016               17,554                      16,424
07/2016               18,027                      16,931
08/2016               18,214                      17,083          Past performance is not predictive of
09/2016               18,291                      17,060          future performance.
10/2016               17,984                      16,774          The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
         AVERAGE ANNUAL      ONE       FIVE        TEN            redemption of fund shares.
         TOTAL RETURN        YEAR      YEARS      YEARS           Russell data copyright (C) Russell
         ---------------------------------------------------      Investment Group 1995-2016, all rights
                             2.66%     14.26%     6.04%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                 Tax-Managed U.S. Equity         Russell 3000/R/
                        Portfolio                    Index
              ---------------------------      ----------------
10/2006                  $10,000                   $10,000
11/2006                   10,194                    10,218
12/2006                   10,330                    10,340
01/2007                   10,510                    10,537
02/2007                   10,343                    10,364
03/2007                   10,463                    10,472
04/2007                   10,881                    10,890
05/2007                   11,278                    11,287
06/2007                   11,092                    11,076
07/2007                   10,714                    10,698
08/2007                   10,861                    10,851
09/2007                   11,246                    11,247
10/2007                   11,436                    11,453
11/2007                   10,930                    10,938
12/2007                   10,872                    10,872
01/2008                   10,216                    10,213
02/2008                    9,919                     9,895
03/2008                    9,866                     9,837
04/2008                   10,355                    10,329
05/2008                   10,567                    10,540
06/2008                    9,733                     9,671
07/2008                    9,676                     9,593
08/2008                    9,825                     9,742
09/2008                    8,929                     8,826
10/2008                    7,400                     7,261
11/2008                    6,886                     6,688
12/2008                    7,009                     6,816
01/2009                    6,425                     6,244
02/2009                    5,775                     5,590
03/2009                    6,249                     6,079
04/2009                    6,764                     6,719
05/2009                    7,091                     7,078
06/2009                    7,127                     7,102
07/2009                    7,660                     7,654
08/2009                    7,886                     7,928
09/2009                    8,205                     8,260
10/2009                    8,015                     8,048
11/2009                    8,461                     8,505
12/2009                    8,702                     8,747
01/2010                    8,385                     8,432
02/2010                    8,665                     8,718
03/2010                    9,206                     9,267
04/2010                    9,391                     9,467
05/2010                    8,652                     8,719
06/2010                    8,161                     8,218
07/2010                    8,732                     8,789
08/2010                    8,309                     8,375
09/2010                    9,100                     9,166
10/2010                    9,465                     9,524
11/2010                    9,525                     9,579
12/2010                   10,164                    10,228
01/2011                   10,381                    10,452
02/2011                   10,756                    10,832
03/2011                   10,805                    10,881
04/2011                   11,128                    11,205
05/2011                   10,993                    11,077
06/2011                   10,810                    10,878
07/2011                   10,561                    10,629
08/2011                    9,928                     9,991
09/2011                    9,191                     9,216
10/2011                   10,214                    10,277
11/2011                   10,207                    10,249
12/2011                   10,284                    10,333
01/2012                   10,780                    10,855
02/2012                   11,253                    11,314
03/2012                   11,588                    11,663
04/2012                   11,504                    11,586
05/2012                   10,785                    10,870
06/2012                   11,198                    11,296
07/2012                   11,321                    11,408
08/2012                   11,605                    11,692
09/2012                   11,919                    11,999
10/2012                   11,703                    11,792
11/2012                   11,795                    11,884
12/2012                   11,928                    12,029
01/2013                   12,581                    12,689
02/2013                   12,745                    12,858
03/2013                   13,244                    13,361
04/2013                   13,447                    13,580
05/2013                   13,806                    13,900
06/2013                   13,637                    13,720
07/2013                   14,389                    14,472
08/2013                   13,982                    14,068
09/2013                   14,492                    14,591
10/2013                   15,113                    15,211
11/2013                   15,594                    15,652
12/2013                   16,003                    16,065
01/2014                   15,457                    15,558
02/2014                   16,177                    16,296
03/2014                   16,279                    16,382
04/2014                   16,287                    16,402
05/2014                   16,644                    16,760
06/2014                   17,053                    17,180
07/2014                   16,718                    16,841
08/2014                   17,412                    17,548
09/2014                   17,083                    17,182
10/2014                   17,515                    17,655
11/2014                   17,939                    18,083
12/2014                   17,922                    18,083
01/2015                   17,367                    17,579
02/2015                   18,429                    18,597
03/2015                   18,208                    18,408
04/2015                   18,337                    18,491
05/2015                   18,595                    18,747
06/2015                   18,288                    18,434
07/2015                   18,580                    18,742
08/2015                   17,461                    17,610
09/2015                   16,946                    17,097
10/2015                   18,298                    18,448
11/2015                   18,396                    18,550
12/2015                   18,004                    18,169
01/2016                   17,021                    17,144
02/2016                   17,012                    17,139
03/2016                   18,168                    18,345
04/2016                   18,275                    18,459
05/2016                   18,596                    18,789
06/2016                   18,589                    18,828
07/2016                   19,309                    19,575          Past performance is not predictive of
08/2016                   19,383                    19,625          future performance.
09/2016                   19,412                    19,656          The returns shown do not reflect the
10/2016                   19,038                    19,230          deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE        TEN            redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS      YEARS           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2016, all rights
                              4.05%      13.26%     6.65%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000/R/
                  Value Portfolio                 Value Index
             ---------------------------        -----------------
10/2006               $10,000                        $10,000
11/2006                10,258                         10,285
12/2006                10,379                         10,375
01/2007                10,593                         10,530
02/2007                10,540                         10,401
03/2007                10,667                         10,526
04/2007                10,874                         10,636
05/2007                11,290                         11,026
06/2007                11,120                         10,769
07/2007                10,309                          9,852
08/2007                10,297                         10,049
09/2007                10,301                         10,095
10/2007                10,392                         10,205
11/2007                 9,583                          9,440
12/2007                 9,492                          9,360
01/2008                 9,039                          8,976
02/2008                 8,795                          8,620
03/2008                 8,875                          8,749
04/2008                 9,142                          9,026
05/2008                 9,519                          9,335
06/2008                 8,622                          8,439
07/2008                 8,680                          8,872
08/2008                 8,979                          9,294
09/2008                 8,212                          8,858
10/2008                 6,435                          7,088
11/2008                 5,600                          6,267
12/2008                 5,908                          6,653
01/2009                 5,106                          5,703
02/2009                 4,398                          4,910
03/2009                 4,798                          5,346
04/2009                 5,697                          6,195
05/2009                 5,927                          6,329
06/2009                 5,901                          6,309
07/2009                 6,594                          7,038
08/2009                 6,911                          7,372
09/2009                 7,277                          7,741
10/2009                 6,782                          7,227
11/2009                 7,009                          7,457
12/2009                 7,541                          8,022
01/2010                 7,354                          7,787
02/2010                 7,777                          8,148
03/2010                 8,408                          8,826
04/2010                 9,031                          9,443
05/2010                 8,262                          8,645
06/2010                 7,514                          7,891
07/2010                 8,102                          8,454
08/2010                 7,464                          7,818
09/2010                 8,346                          8,657
10/2010                 8,711                          8,993
11/2010                 9,048                          9,221
12/2010                 9,835                          9,988
01/2011                 9,877                          9,993
02/2011                10,436                         10,500
03/2011                10,628                         10,646
04/2011                10,816                         10,819
05/2011                10,559                         10,626
06/2011                10,349                         10,364
07/2011                10,024                         10,022
08/2011                 9,015                          9,136
09/2011                 7,943                          8,139
10/2011                 9,197                          9,311
11/2011                 9,178                          9,293
12/2011                 9,268                          9,438
01/2012                 9,863                         10,066
02/2012                10,232                         10,215
03/2012                10,441                         10,532
04/2012                10,271                         10,380
05/2012                 9,518                          9,746
06/2012                 9,895                         10,215
07/2012                 9,858                         10,111
08/2012                10,302                         10,423
09/2012                10,635                         10,794
10/2012                10,612                         10,659
11/2012                10,816                         10,691
12/2012                11,204                         11,142
01/2013                11,965                         11,806
02/2013                12,181                         11,941
03/2013                12,769                         12,438
04/2013                12,669                         12,426
05/2013                13,282                         12,797
06/2013                13,188                         12,745
07/2013                14,123                         13,564
08/2013                13,601                         12,964
09/2013                14,364                         13,713
10/2013                14,921                         14,159
11/2013                15,670                         14,711
12/2013                16,119                         14,988
01/2014                15,332                         14,408
02/2014                16,094                         15,068
03/2014                16,313                         15,255
04/2014                16,021                         14,862
05/2014                16,244                         14,956
06/2014                16,908                         15,618
07/2014                16,079                         14,674
08/2014                16,923                         15,311
09/2014                15,955                         14,278
10/2014                16,576                         15,276
11/2014                16,557                         15,205
12/2014                16,796                         15,620
01/2015                16,076                         14,970
02/2015                17,211                         15,665
03/2015                17,520                         15,930
04/2015                17,271                         15,590
05/2015                17,562                         15,719
06/2015                17,583                         15,739
07/2015                17,343                         15,305
08/2015                16,609                         14,553
09/2015                15,975                         14,050
10/2015                16,889                         14,836
11/2015                17,229                         15,258
12/2015                16,240                         14,454
01/2016                15,129                         13,483
02/2016                15,298                         13,575
03/2016                16,483                         14,700
04/2016                16,652                         15,011
05/2016                16,832                         15,286
06/2016                16,613                         15,333
07/2016                17,374                         16,160         Past performance is not predictive of
08/2016                17,604                         16,562         future performance.
09/2016                17,750                         16,692         The returns shown do not reflect the
10/2016                17,262                         16,144         deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE         TEN            redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       YEARS           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2016, all rights
                              2.21%      13.42%      5.61%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                  Tax-Managed U.S. Small         Russell 2000/R/
                     Cap Portfolio                   Index
               ---------------------------      ----------------
10/2006              $10,000                       $10,000
11/2006               10,298                        10,263
12/2006               10,358                        10,297
01/2007               10,547                        10,470
02/2007               10,523                        10,387
03/2007               10,667                        10,498
04/2007               10,911                        10,686
05/2007               11,367                        11,124
06/2007               11,250                        10,961
07/2007               10,577                        10,212
08/2007               10,652                        10,443
09/2007               10,828                        10,622
10/2007               11,061                        10,927
11/2007               10,201                        10,142
12/2007               10,190                        10,136
01/2008                9,446                         9,445
02/2008                9,200                         9,095
03/2008                9,201                         9,133
04/2008                9,491                         9,515
05/2008                9,928                         9,952
06/2008                9,145                         9,186
07/2008                9,370                         9,526
08/2008                9,600                         9,870
09/2008                8,717                         9,084
10/2008                6,882                         7,194
11/2008                6,013                         6,343
12/2008                6,273                         6,711
01/2009                5,537                         5,965
02/2009                4,858                         5,240
03/2009                5,330                         5,708
04/2009                6,204                         6,590
05/2009                6,392                         6,789
06/2009                6,549                         6,889
07/2009                7,169                         7,552
08/2009                7,301                         7,769
09/2009                7,693                         8,217
10/2009                7,156                         7,659
11/2009                7,324                         7,899
12/2009                7,921                         8,535
01/2010                7,661                         8,221
02/2010                8,000                         8,591
03/2010                8,641                         9,290
04/2010                9,206                         9,816
05/2010                8,491                         9,072
06/2010                7,838                         8,369
07/2010                8,395                         8,944
08/2010                7,732                         8,282
09/2010                8,693                         9,313
10/2010                9,060                         9,694
11/2010                9,450                        10,031
12/2010               10,186                        10,827
01/2011               10,177                        10,799
02/2011               10,759                        11,391
03/2011               11,093                        11,687
04/2011               11,324                        11,995
05/2011               11,089                        11,770
06/2011               10,910                        11,499
07/2011               10,568                        11,083
08/2011                9,603                        10,119
09/2011                8,535                         8,985
10/2011                9,831                        10,345
11/2011                9,795                        10,307
12/2011                9,877                        10,375
01/2012               10,543                        11,108
02/2012               10,803                        11,374
03/2012               11,111                        11,665
04/2012               10,959                        11,485
05/2012               10,252                        10,725
06/2012               10,700                        11,260
07/2012               10,624                        11,104
08/2012               10,988                        11,475
09/2012               11,368                        11,852
10/2012               11,202                        11,594
11/2012               11,323                        11,656
12/2012               11,709                        12,071
01/2013               12,417                        12,827
02/2013               12,567                        12,968
03/2013               13,153                        13,567
04/2013               13,048                        13,517
05/2013               13,707                        14,058
06/2013               13,713                        13,986
07/2013               14,736                        14,964
08/2013               14,267                        14,489
09/2013               15,172                        15,414
10/2013               15,632                        15,801
11/2013               16,443                        16,434
12/2013               16,787                        16,758
01/2014               16,065                        16,294
02/2014               16,773                        17,061
03/2014               16,888                        16,945
04/2014               16,357                        16,288
05/2014               16,440                        16,419
06/2014               17,142                        17,292
07/2014               16,129                        16,245
08/2014               16,908                        17,051
09/2014               16,006                        16,020
10/2014               16,974                        17,076
11/2014               16,993                        17,091
12/2014               17,438                        17,578
01/2015               16,692                        17,013
02/2015               17,767                        18,022
03/2015               18,101                        18,336
04/2015               17,701                        17,869
05/2015               17,997                        18,277
06/2015               18,187                        18,414
07/2015               17,900                        18,200
08/2015               17,028                        17,056
09/2015               16,398                        16,219
10/2015               17,366                        17,133
11/2015               17,819                        17,690
12/2015               16,840                        16,802
01/2016               15,779                        15,325
02/2016               15,918                        15,324
03/2016               17,096                        16,547
04/2016               17,255                        16,807
05/2016               17,468                        17,185
06/2016               17,400                        17,174
07/2016               18,237                        18,200          Past performance is not predictive of
08/2016               18,506                        18,522          future performance.
09/2016               18,601                        18,728          The returns shown do not reflect the
10/2016               18,017                        17,838          deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE        TEN            redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS      YEARS           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2016, all rights
                              3.75%      12.88%     6.06%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 4, 2007-OCTOBER 31, 2016

                                   [CHART]

               T.A. U.S. Core Equity          Russell 3000/R/
                    2 Portfolio                   Index
             -------------------------       -----------------
10/2007               $10,000                    $10,000
10/2007                9,950                      10,057
11/2007                9,400                       9,604
12/2007                9,305                       9,546
01/2008                8,874                       8,968
02/2008                8,613                       8,689
03/2008                8,525                       8,637
04/2008                8,937                       9,069
05/2008                9,189                       9,255
06/2008                8,339                       8,491
07/2008                8,420                       8,424
08/2008                8,642                       8,555
09/2008                7,905                       7,750
10/2008                6,377                       6,376
11/2008                5,810                       5,872
12/2008                5,991                       5,985
01/2009                5,370                       5,482
02/2009                4,748                       4,908
03/2009                5,221                       5,338
04/2009                5,927                       5,900
05/2009                6,183                       6,215
06/2009                6,188                       6,236
07/2009                6,743                       6,721
08/2009                7,021                       6,961
09/2009                7,363                       7,253
10/2009                7,043                       7,066
11/2009                7,363                       7,468
12/2009                7,710                       7,681
01/2010                7,461                       7,404
02/2010                7,772                       7,655
03/2010                8,327                       8,137
04/2010                8,638                       8,313
05/2010                7,942                       7,656
06/2010                7,384                       7,216
07/2010                7,936                       7,717
08/2010                7,457                       7,354
09/2010                8,243                       8,048
10/2010                8,557                       8,363
11/2010                8,703                       8,411
12/2010                9,380                       8,981
01/2011                9,570                       9,177
02/2011               10,001                       9,511
03/2011               10,123                       9,554
04/2011               10,365                       9,839
05/2011               10,197                       9,726
06/2011                9,996                       9,552
07/2011                9,658                       9,333
08/2011                8,929                       8,773
09/2011                8,082                       8,092
10/2011                9,154                       9,024
11/2011                9,122                       8,999
12/2011                9,197                       9,073
01/2012                9,698                       9,531
02/2012               10,125                       9,934
03/2012               10,367                      10,241
04/2012               10,261                      10,174
05/2012                9,555                       9,545
06/2012                9,933                       9,919
07/2012                9,976                      10,017
08/2012               10,298                      10,267
09/2012               10,607                      10,536
10/2012               10,510                      10,355
11/2012               10,618                      10,435
12/2012               10,846                      10,563
01/2013               11,542                      11,142
02/2013               11,673                      11,290
03/2013               12,166                      11,732
04/2013               12,264                      11,924
05/2013               12,711                      12,206
06/2013               12,596                      12,047
07/2013               13,351                      12,708
08/2013               12,935                      12,353
09/2013               13,490                      12,812
10/2013               14,039                      13,356
11/2013               14,512                      13,744
12/2013               14,919                      14,107
01/2014               14,373                      13,661
02/2014               15,052                      14,309
03/2014               15,214                      14,385
04/2014               15,136                      14,402
05/2014               15,415                      14,717
06/2014               15,896                      15,086
07/2014               15,448                      14,788
08/2014               16,098                      15,409
09/2014               15,583                      15,087
10/2014               15,988                      15,503
11/2014               16,269                      15,878
12/2014               16,345                      15,878
01/2015               15,749                      15,436
02/2015               16,769                      16,330
03/2015               16,705                      16,164
04/2015               16,740                      16,237
05/2015               16,958                      16,462
06/2015               16,745                      16,186
07/2015               16,745                      16,457
08/2015               15,799                      15,463
09/2015               15,252                      15,013
10/2015               16,330                      16,199
11/2015               16,480                      16,288
12/2015               15,932                      15,954
01/2016               14,964                      15,054
02/2016               15,069                      15,049
03/2016               16,144                      16,109
04/2016               16,284                      16,208
05/2016               16,542                      16,498
06/2016               16,460                      16,532
07/2016               17,130                      17,188
08/2016               17,271                      17,232          Past performance is not predictive of
09/2016               17,300                      17,259          future performance.
10/2016               16,910                      16,886          The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        AVERAGE ANNUAL      ONE       FIVE        SINCE           redemption of fund shares.
        TOTAL RETURN        YEAR      YEARS     INCEPTION         Russell data copyright (C) Russell
        -----------------------------------------------------     Investment Group 1995-2016, all rights
                            3.55%     13.06%      5.96%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/2006               $10,000                          $10,000
11/2006                10,337                           10,298
12/2006                10,735                           10,593
01/2007                10,941                           10,658
02/2007                10,925                           10,743
03/2007                11,289                           11,018
04/2007                11,844                           11,520
05/2007                12,241                           11,775
06/2007                12,142                           11,787
07/2007                11,817                           11,624
08/2007                11,679                           11,456
09/2007                12,302                           12,107
10/2007                12,901                           12,633
11/2007                12,147                           12,139
12/2007                11,893                           11,911
01/2008                10,901                           10,837
02/2008                10,743                           11,033
03/2008                10,897                           10,876
04/2008                11,372                           11,480
05/2008                11,378                           11,655
06/2008                10,275                           10,748
07/2008                10,007                           10,366
08/2008                 9,583                            9,965
09/2008                 8,553                            8,526
10/2008                 6,610                            6,753
11/2008                 6,178                            6,386
12/2008                 6,615                            6,723
01/2009                 5,732                            6,096
02/2009                 5,009                            5,479
03/2009                 5,508                            5,840
04/2009                 6,500                            6,593
05/2009                 7,466                            7,427
06/2009                 7,366                            7,350
07/2009                 8,225                            8,040
08/2009                 8,670                            8,425
09/2009                 9,093                            8,773
10/2009                 8,743                            8,632
11/2009                 9,002                            8,845
12/2009                 9,114                            8,986
01/2010                 8,574                            8,565
02/2010                 8,600                            8,557
03/2010                 9,250                            9,107
04/2010                 9,094                            8,972
05/2010                 8,031                            7,982
06/2010                 7,895                            7,866
07/2010                 8,834                            8,593
08/2010                 8,411                            8,336
09/2010                 9,308                            9,136
10/2010                 9,647                            9,462
11/2010                 9,189                            9,061
12/2010                10,045                            9,790
01/2011                10,472                           10,001
02/2011                10,819                           10,372
03/2011                10,532                           10,164
04/2011                11,081                           10,718
05/2011                10,659                           10,400
06/2011                10,483                           10,252
07/2011                10,150                           10,083
08/2011                 9,075                            9,231
09/2011                 8,092                            8,304
10/2011                 8,893                            9,111
11/2011                 8,612                            8,690
12/2011                 8,366                            8,595
01/2012                 8,926                            9,059
02/2012                 9,416                            9,557
03/2012                 9,336                            9,487
04/2012                 8,990                            9,326
05/2012                 7,869                            8,262
06/2012                 8,428                            8,804
07/2012                 8,386                            8,913
08/2012                 8,731                            9,168
09/2012                 9,034                            9,446
10/2012                 9,140                            9,512
11/2012                 9,274                            9,712
12/2012                 9,734                           10,006
01/2013                10,211                           10,498
02/2013                 9,890                           10,393
03/2013                 9,907                           10,476
04/2013                10,386                           10,953
05/2013                10,243                           10,708
06/2013                 9,876                           10,307
07/2013                10,536                           10,855
08/2013                10,464                           10,715
09/2013                11,265                           11,472
10/2013                11,643                           11,857
11/2013                11,687                           11,930
12/2013                11,938                           12,110
01/2014                11,499                           11,621
02/2014                12,143                           12,255
03/2014                12,060                           12,200
04/2014                12,239                           12,392
05/2014                12,372                           12,584
06/2014                12,526                           12,763
07/2014                12,239                           12,536
08/2014                12,231                           12,546
09/2014                11,683                           12,030
10/2014                11,493                           11,839
11/2014                11,486                           11,985
12/2014                11,038                           11,586
01/2015                10,962                           11,545
02/2015                11,747                           12,235
03/2015                11,491                           12,030
04/2015                12,110                           12,551
05/2015                12,110                           12,442
06/2015                11,766                           12,089
07/2015                11,649                           12,280
08/2015                10,788                           11,386
09/2015                10,032                           10,811
10/2015                10,811                           11,624
11/2015                10,671                           11,439
12/2015                10,329                           11,234
01/2016                 9,529                           10,461
02/2016                 9,215                           10,315
03/2016                 9,911                           11,015
04/2016                10,400                           11,369
05/2016                10,203                           11,241
06/2016                 9,828                           10,899
07/2016                10,261                           11,435
08/2016                10,534                           11,446            Past performance is not predictive of
09/2016                10,650                           11,585            future performance.
10/2016                10,779                           11,360            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS      YEARS             redemption of fund shares.
          ---------------------------------------------------------       MSCI data copyright MSCI 2016, all
                                -0.30%       3.92%      0.75%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 6, 2008-OCTOBER 31, 2016

                                    [CHART]

              T.A. World Ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
03/2008              $10,000                       $10,000
03/2008               10,160                         9,940
04/2008               10,630                        10,541
05/2008               10,750                        10,708
06/2008                9,681                         9,828
07/2008                9,357                         9,474
08/2008                8,942                         9,031
09/2008                7,757                         7,674
10/2008                5,929                         5,985
11/2008                5,584                         5,638
12/2008                6,015                         5,960
01/2009                5,382                         5,433
02/2009                4,841                         4,926
03/2009                5,344                         5,321
04/2009                6,193                         6,046
05/2009                7,186                         6,865
06/2009                7,119                         6,789
07/2009                7,884                         7,453
08/2009                8,205                         7,729
09/2009                8,681                         8,126
10/2009                8,442                         8,025
11/2009                8,743                         8,255
12/2009                8,924                         8,430
01/2010                8,486                         8,018
02/2010                8,528                         8,018
03/2010                9,183                         8,563
04/2010                9,152                         8,488
05/2010                8,129                         7,595
06/2010                8,051                         7,497
07/2010                8,874                         8,174
08/2010                8,579                         7,950
09/2010                9,531                         8,741
10/2010                9,859                         9,038
11/2010                9,488                         8,689
12/2010               10,314                         9,370
01/2011               10,431                         9,462
02/2011               10,644                         9,711
03/2011               10,649                         9,689
04/2011               11,182                        10,162
05/2011               10,851                         9,869
06/2011               10,663                         9,726
07/2011               10,490                         9,593
08/2011                9,530                         8,771
09/2011                8,278                         7,795
10/2011                9,115                         8,617
11/2011                8,799                         8,177
12/2011                8,560                         8,086
01/2012                9,294                         8,634
02/2012                9,809                         9,119
03/2012                9,721                         8,994
04/2012                9,502                         8,852
05/2012                8,405                         7,847
06/2012                8,878                         8,309
07/2012                8,867                         8,427
08/2012                9,123                         8,603
09/2012                9,494                         8,925
10/2012                9,561                         8,959
11/2012                9,729                         9,130
12/2012               10,221                         9,446
01/2013               10,581                         9,830
02/2013               10,480                         9,726
03/2013               10,548                         9,746
04/2013               10,886                        10,104
05/2013               10,638                         9,870
06/2013               10,191                         9,442
07/2013               10,704                         9,856
08/2013               10,556                         9,720
09/2013               11,347                        10,395
10/2013               11,749                        10,777
11/2013               11,760                        10,795
12/2013               11,919                        10,890
01/2014               11,433                        10,396
02/2014               12,058                        10,918
03/2014               12,110                        10,946
04/2014               12,238                        11,090
05/2014               12,412                        11,306
06/2014               12,634                        11,496
07/2014               12,399                        11,382
08/2014               12,517                        11,445
09/2014               11,837                        10,891
10/2014               11,719                        10,783
11/2014               11,684                        10,861
12/2014               11,327                        10,469
01/2015               11,315                        10,454
02/2015               11,944                        11,013
03/2015               11,742                        10,835
04/2015               12,431                        11,382
05/2015               12,336                        11,204
06/2015               12,008                        10,892
07/2015               11,791                        10,862
08/2015               10,999                        10,031
09/2015               10,581                         9,566
10/2015               11,234                        10,278
11/2015               11,113                        10,066
12/2015               10,923                         9,877
01/2016               10,254                         9,205
02/2016               10,072                         9,100
03/2016               10,963                         9,839
04/2016               11,231                        10,098
05/2016               11,073                         9,928
06/2016               10,924                         9,776
07/2016               11,492                        10,260
08/2016               11,578                        10,324               Past performance is not predictive of
09/2016               11,786                        10,452               future performance.
10/2016               11,625                        10,301               The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
         AVERAGE ANNUAL       ONE        FIVE         SINCE              would pay on fund distributions or the
         TOTAL RETURN         YEAR       YEARS      INCEPTION            redemption of fund shares.
         ----------------------------------------------------------      MSCI data copyright MSCI 2016, all
                              3.48%      4.99%        1.76%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index/SM/.............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

      Russell 2000(R) Value Index (small-cap value stocks)........  8.81%
      Russell 2000(R) Growth Index (small-cap growth stocks)...... -0.49%
      Russell 1000(R) Value Index (large-cap value stocks)........  6.37%
      Russell 1000(R) Growth Index (large-cap growth stocks)......  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were 2.66% for the Portfolio and 6.55% for the Russell 3000(R) Value Index, the Portfolio's Benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. As compared to the benchmark, the Master Fund places more emphasis on lower relative price securities, which detracted from the Portfolio's performance relative to the benchmark as the lowest relative price quartile of such securities underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

TAX-MANAGED U.S. EQUITY PORTFOLIO

   The Tax-Managed U.S. Equity Portfolio invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.05% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the Benchmark as REITs outperformed most other sectors during the period.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The Tax-Managed U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 2.21% for the Portfolio and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to mid-cap stocks and a lower allocation to small-cap stocks. Mid-cap stocks underperformed small-caps during the period and detracted from the Portfolio's performance relative to the benchmark. Within small-cap and mid-cap value stocks, the Portfolio's greater emphasis on higher profitability stocks detracted from relative performance as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

   The Tax-Managed U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small company stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.75% for the Portfolio and 4.11% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts (REITs) detracted from its performance relative to the benchmark as REITs outperformed most other sectors during the period. Within small-cap stocks, the Portfolio excluded certain stocks with lower profitability and higher relative price, which benefited the Portfolio's performance. These excluded stocks generally underperformed the benchmark return during the period.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller company stocks, value stocks, and higher profitability stocks relative to the market while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.55% for the Portfolio and 4.24% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to lower total market capitalization stocks, which detracted from the Portfolio's performance as mid-cap stocks underperformed. The Portfolio also had a lesser allocation to large cap growth stocks, which outperformed.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                                      RETURN IN U.S. DOLLARS
   -                                                  ----------------------

   MSCI World ex USA Index...........................         -2.27%
   MSCI World ex USA Small Cap Index.................          3.96%
   MSCI World ex USA Value Index.....................         -2.07%
   MSCI World ex USA Growth Index....................         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

  TEN LARGEST FOREIGN DEVELOPED MARKETS
  BY MARKET CAP                            LOCAL RETURN RETURN IN U.S. DOLLARS
  -------------------------------------    ------------ ----------------------
  Japan...................................   -10.14%             3.19%
  United Kingdom..........................    13.55%           -10.24%
  France..................................    -4.31%            -5.04%
  Switzerland.............................    -8.27%            -8.57%
  Canada..................................    11.55%             8.90%
  Germany.................................    -2.14%            -2.89%
  Australia...............................     5.52%            12.55%
  Hong Kong...............................     8.52%             8.45%
  Spain...................................    -8.40%            -9.10%
  Netherlands.............................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                        12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                                       RETURN IN U.S. DOLLAR
    -                                                  ---------------------

    MSCI Emerging Markets Index.......................         9.27%
    MSCI Emerging Markets Small Cap Index.............         4.78%
    MSCI Emerging Markets Value Index.................         8.60%
    MSCI Emerging Markets Growth Index................         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefited from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
                 Brazil.....................    40.59%           70.69%
                 Mexico.....................     8.65%           -4.51%
                 Russia.....................    17.86%           18.61%
                 Malaysia...................     4.44%            6.95%
                 Indonesia..................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The tax-managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 460 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were -0.30% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Portfolio's emphasis on deep value stocks contributed positively to its performance, relative to the benchmark as that segment of the market outperformed for the year. The Portfolio's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

   The T.A. World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 7,600 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.48% for the Portfolio and 0.22% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories, while the benchmark primarily holds large- and mid-cap stocks. With developed ex U.S. and emerging markets small-cap stocks generally outperforming large-cap stocks during the period, the Portfolio's inclusion of small-cap stocks contributed positively to its performance relative to the benchmark. To a lesser extent, the Portfolio's greater emphasis than the benchmark on low relative price (value) stocks also had a positive impact on the Portfolio's relative performance, as value stocks outperformed during the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,035.30    0.37%    $1.89
Hypothetical 5% Annual Return................. $1,000.00 $1,023.28    0.37%    $1.88

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,041.80    0.22%    $1.13
Hypothetical 5% Annual Return................. $1,000.00 $1,024.03    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,036.60    0.44%    $2.25
Hypothetical 5% Annual Return................. $1,000.00 $1,022.92    0.44%    $2.24

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,044.20    0.52%    $2.67
Hypothetical 5% Annual Return................. $1,000.00 $1,022.52    0.52%    $2.64

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,038.40    0.24%    $1.23
Hypothetical 5% Annual Return................. $1,000.00 $1,023.93    0.24%    $1.22

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,036.40    0.53%    $2.71
Hypothetical 5% Annual Return................. $1,000.00 $1,022.47    0.53%    $2.69

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,035.10    0.45%    $2.30
Hypothetical 5% Annual Return................. $1,000.00 $1,022.87    0.45%    $2.29

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its underlying Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                   AFFILIATED INVESTMENT COMPANY
                                                   -----------------------------
Tax-Managed U.S. Marketwide Value Portfolio.......             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         TAX-MANAGED U.S. EQUITY PORTFOLIO
Consumer Discretionary.......................  13.2%
Consumer Staples.............................   9.5%
Energy.......................................   7.0%
Financials...................................  14.3%
Health Care..................................  13.7%
Industrials..................................  11.0%
Information Technology.......................  21.9%
Materials....................................   3.3%
Real Estate..................................   0.1%
Telecommunication Services...................   2.4%
Utilities....................................   3.6%
                                              -----
                                              100.0%

     TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  13.1%
Consumer Staples.............................   4.4%
Energy.......................................   6.2%
Financials...................................  28.3%
Health Care..................................   5.2%
Industrials..................................  20.2%
Information Technology.......................  13.7%
Materials....................................   7.0%
Real Estate..................................   0.3%
Telecommunication Services...................   1.2%
Utilities....................................   0.4%
                                              -----
                                              100.0%

       TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.5%
Consumer Staples.............................   4.5%
Energy.......................................   4.5%
Financials...................................  21.4%
Health Care..................................   8.0%
Industrials..................................  19.1%
Information Technology.......................  15.9%
Materials....................................   5.7%
Real Estate..................................   0.5%
Telecommunication Services...................   1.0%
Utilities....................................   3.9%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         T.A. U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  14.8%
Consumer Staples.............................   7.5%
Energy.......................................   6.2%
Financials...................................  17.9%
Health Care..................................  10.7%
Industrials..................................  14.3%
Information Technology.......................  18.6%
Materials....................................   4.6%
Real Estate..................................   0.3%
Telecommunication Services...................   3.0%
Utilities....................................   2.1%
                                              -----
                                              100.0%

   TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Consumer Discretionary.......................  13.0%
Consumer Staples.............................   2.5%
Energy.......................................  16.1%
Financials...................................  29.5%
Health Care..................................   1.2%
Industrials..................................  11.2%
Information Technology.......................   3.3%
Materials....................................  14.3%
Real Estate..................................   2.3%
Telecommunication Services...................   4.3%
Utilities....................................   2.3%
                                              -----
                                              100.0%

     T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   8.0%
Energy.......................................   7.0%
Financials...................................  17.3%
Health Care..................................   5.1%
Industrials..................................  16.3%
Information Technology.......................   8.8%
Materials....................................  13.1%
Real Estate..................................   3.1%
Telecommunication Services...................   3.2%
Utilities....................................   3.2%
                                              -----
                                              100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $4,013,723,088
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $2,466,427,961)........................................ $4,013,723,088
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                         ------      ------    ---------------
 COMMON STOCKS -- (91.0%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc...................    50,065 $ 39,542,338            1.5%
     Comcast Corp. Class A.............   302,685   18,711,987            0.7%
     Home Depot, Inc. (The)............   153,483   18,726,461            0.7%
     McDonald's Corp...................   108,260   12,186,828            0.5%
     Walt Disney Co. (The).............   191,438   17,744,388            0.7%
     Other Securities..................            237,313,454            9.0%
                                                  ------------          ------
 Total Consumer Discretionary..........            344,225,456           13.1%
                                                  ------------          ------
 Consumer Staples -- (8.7%)
     Altria Group, Inc.................   240,541   15,904,571            0.6%
     Coca-Cola Co. (The)...............   511,158   21,673,099            0.8%
     CVS Health Corp...................   129,652   10,903,733            0.4%
     PepsiCo, Inc......................   179,615   19,254,728            0.7%
     Philip Morris International, Inc..   195,465   18,850,645            0.7%
     Procter & Gamble Co. (The)........   299,138   25,965,178            1.0%
     Wal-Mart Stores, Inc..............   195,872   13,714,958            0.5%
     Other Securities..................            123,300,303            4.8%
                                                  ------------          ------
 Total Consumer Staples................            249,567,215            9.5%
                                                  ------------          ------
 Energy -- (6.3%)
     Chevron Corp......................   238,001   24,930,605            1.0%
     Exxon Mobil Corp..................   518,802   43,226,583            1.7%
     Schlumberger, Ltd.................   173,581   13,579,242            0.5%
     Other Securities..................            100,164,048            3.7%
                                                  ------------          ------
 Total Energy..........................            181,900,478            6.9%
                                                  ------------          ------
 Financials -- (13.0%)
     Bank of America Corp.............. 1,287,004   21,235,566            0.8%
 *   Berkshire Hathaway, Inc. Class B..   237,325   34,245,997            1.3%
     Citigroup, Inc....................   366,966   18,036,379            0.7%
     JPMorgan Chase & Co...............   461,903   31,991,402            1.2%
     Wells Fargo & Co..................   607,461   27,949,281            1.1%
     Other Securities..................            239,781,768            9.1%
                                                  ------------          ------
 Total Financials......................            373,240,393           14.2%
                                                  ------------          ------
 Health Care -- (12.4%)
     AbbVie, Inc.......................   200,934   11,208,099            0.4%
 *   Allergan P.L.C....................    49,768   10,398,526            0.4%
     Amgen, Inc........................    92,185   13,012,835            0.5%
     Bristol-Myers Squibb Co...........   207,633   10,570,596            0.4%
 *   Celgene Corp......................    95,793    9,788,129            0.4%
     Gilead Sciences, Inc..............   163,687   12,052,274            0.5%
     Johnson & Johnson.................   342,345   39,708,597            1.5%
     Medtronic P.L.C...................   174,527   14,314,705            0.6%
     Merck & Co., Inc..................   344,743   20,243,309            0.8%
     Pfizer, Inc.......................   758,897   24,064,624            0.9%
     UnitedHealth Group, Inc...........   118,981   16,815,585            0.7%
     Other Securities..................            174,715,356            6.4%
                                                  ------------          ------
 Total Health Care.....................            356,892,635           13.5%
                                                  ------------          ------
 Industrials -- (10.0%)
     3M Co.............................    74,683   12,345,100            0.5%
     Boeing Co. (The)..................    75,185   10,708,600            0.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co...........................................  1,136,991 $   33,086,438            1.3%
      Honeywell International, Inc..................................     89,764      9,845,316            0.4%
      United Technologies Corp......................................     99,010     10,118,822            0.4%
      Other Securities..............................................               212,047,213            7.9%
                                                                                --------------          ------
Total Industrials...................................................               288,151,489           10.9%
                                                                                --------------          ------
Information Technology -- (20.0%)
*     Alphabet, Inc. Class A........................................     36,621     29,659,348            1.1%
*     Alphabet, Inc. Class C........................................     38,652     30,324,040            1.2%
      Apple, Inc....................................................    672,110     76,311,369            2.9%
      Cisco Systems, Inc............................................    625,096     19,177,945            0.7%
*     Facebook, Inc. Class A........................................    290,154     38,007,272            1.5%
      Intel Corp....................................................    591,714     20,633,067            0.8%
      International Business Machines Corp..........................    113,377     17,424,911            0.7%
      Mastercard, Inc. Class A......................................    120,753     12,922,986            0.5%
      Microsoft Corp................................................    921,569     55,220,414            2.1%
      Oracle Corp...................................................    384,590     14,775,948            0.6%
      QUALCOMM, Inc.................................................    185,425     12,742,406            0.5%
#     Visa, Inc. Class A............................................    233,803     19,291,086            0.7%
      Other Securities..............................................               226,993,539            8.5%
                                                                                --------------          ------
Total Information Technology........................................               573,484,331           21.8%
                                                                                --------------          ------
Materials -- (3.0%)
      Other Securities..............................................                85,419,244            3.2%
                                                                                --------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                 3,254,839            0.1%
                                                                                --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................    775,692     28,537,709            1.1%
      Verizon Communications, Inc...................................    510,632     24,561,399            0.9%
      Other Securities..............................................                10,538,150            0.4%
                                                                                --------------          ------
Total Telecommunication Services....................................                63,637,258            2.4%
                                                                                --------------          ------
Utilities -- (3.3%)
      Other Securities..............................................                92,945,573            3.5%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,612,718,911           99.1%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    46,159            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,612,765,070
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 22,381,273     22,381,273            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund................................ 20,372,178    235,746,845            9.0%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,671,540,219)...........................................              $2,870,893,188          108.9%
                                                                                ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                       ---------------------------------------------------
                                                                           LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                                       --------------  ------------ ------- --------------
Common Stocks
 Consumer Discretionary............................................... $  344,225,456            --   --    $  344,225,456
 Consumer Staples.....................................................    249,567,215            --   --       249,567,215
 Energy...............................................................    181,900,478            --   --       181,900,478
 Financials...........................................................    373,240,393            --   --       373,240,393
 Health Care..........................................................    356,892,635            --   --       356,892,635
 Industrials..........................................................    288,151,489            --   --       288,151,489
 Information Technology...............................................    573,484,331            --   --       573,484,331
 Materials............................................................     85,419,244            --   --        85,419,244
 Real Estate..........................................................      3,254,839            --   --         3,254,839
 Telecommunication Services...........................................     63,637,258            --   --        63,637,258
 Utilities............................................................     92,945,573            --   --        92,945,573
Rights/Warrants.......................................................             --  $     46,159   --            46,159
Temporary Cash Investments............................................     22,381,273            --   --        22,381,273
Securities Lending Collateral.........................................             --   235,746,845   --       235,746,845
Futures Contracts**...................................................       (507,195)           --   --          (507,195)
                                                                       --------------  ------------   --    --------------
TOTAL................................................................. $2,634,592,989  $235,793,004   --    $2,870,385,993
                                                                       ==============  ============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                  ------       ------     ---------------
COMMON STOCKS -- (87.3%)
Consumer Discretionary -- (11.4%)
*   Cabela's, Inc...............................................   208,284 $   12,832,377            0.3%
#   CalAtlantic Group, Inc......................................   385,075     12,445,624            0.3%
    PulteGroup, Inc............................................. 1,176,019     21,873,953            0.6%
    Service Corp. International.................................   469,211     12,011,802            0.3%
*   Toll Brothers, Inc..........................................   526,217     14,439,394            0.4%
#   Wendy's Co. (The)........................................... 1,307,950     14,178,178            0.4%
    Other Securities............................................              404,283,389           10.7%
                                                                           --------------          ------
Total Consumer Discretionary....................................              492,064,717           13.0%
                                                                           --------------          ------
Consumer Staples -- (3.8%)
    Fresh Del Monte Produce, Inc................................   253,809     15,317,373            0.4%
    Ingredion, Inc..............................................   176,275     23,121,992            0.6%
*   Post Holdings, Inc..........................................   241,751     18,428,679            0.5%
    Other Securities............................................              106,765,430            2.8%
                                                                           --------------          ------
Total Consumer Staples..........................................              163,633,474            4.3%
                                                                           --------------          ------
Energy -- (5.5%)
#   Helmerich & Payne, Inc......................................   299,637     18,910,091            0.5%
    Other Securities............................................              215,132,330            5.7%
                                                                           --------------          ------
Total Energy....................................................              234,042,421            6.2%
                                                                           --------------          ------
Financials -- (24.7%)
    Allied World Assurance Co. Holdings AG......................   454,224     19,522,548            0.5%
    American Financial Group, Inc...............................   370,385     27,593,682            0.7%
    Aspen Insurance Holdings, Ltd...............................   254,728     12,290,626            0.3%
    Assurant, Inc...............................................   319,133     25,696,589            0.7%
    Assured Guaranty, Ltd.......................................   448,331     13,400,614            0.4%
    Axis Capital Holdings, Ltd..................................   318,918     18,168,758            0.5%
    CNO Financial Group, Inc.................................... 1,201,584     18,119,887            0.5%
    Endurance Specialty Holdings, Ltd...........................   348,737     32,066,367            0.9%
    Old Republic International Corp.............................   782,838     13,198,649            0.4%
#   People's United Financial, Inc.............................. 1,096,518     17,807,452            0.5%
    Reinsurance Group of America, Inc...........................   249,518     26,913,011            0.7%
    RenaissanceRe Holdings, Ltd.................................   143,959     17,892,664            0.5%
    Validus Holdings, Ltd.......................................   273,291     13,965,170            0.4%
#   WR Berkley Corp.............................................   223,655     12,770,700            0.3%
#   Zions Bancorporation........................................   770,717     24,824,795            0.7%
    Other Securities............................................              769,291,305           20.2%
                                                                           --------------          ------
Total Financials................................................            1,063,522,817           28.2%
                                                                           --------------          ------
Health Care -- (4.5%)
*   LifePoint Health, Inc.......................................   217,249     13,002,353            0.3%
    Other Securities............................................              181,781,307            4.9%
                                                                           --------------          ------
Total Health Care...............................................              194,783,660            5.2%
                                                                           --------------          ------
Industrials -- (17.6%)
#*  AECOM.......................................................   470,894     13,114,398            0.4%
    AGCO Corp...................................................   253,258     12,936,419            0.3%
    AMERCO......................................................    68,098     21,954,114            0.6%
    Curtiss-Wright Corp.........................................   162,945     14,603,131            0.4%
#*  Dycom Industries, Inc.......................................   161,441     12,419,656            0.3%
*   Jacobs Engineering Group, Inc...............................   430,715     22,216,280            0.6%
*   JetBlue Airways Corp........................................ 1,104,346     19,303,968            0.5%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Owens Corning.................................................    367,806 $   17,941,577            0.5%
*     Quanta Services, Inc..........................................    464,124     13,343,565            0.4%
      Ryder System, Inc.............................................    233,530     16,204,647            0.4%
      Other Securities..............................................               593,734,702           15.7%
                                                                                --------------          ------
Total Industrials...................................................               757,772,457           20.1%
                                                                                --------------          ------
Information Technology -- (12.0%)
*     Arrow Electronics, Inc........................................    351,633     21,491,809            0.6%
      Avnet, Inc....................................................    451,226     18,928,931            0.5%
*     CACI International, Inc. Class A..............................    127,408     12,466,873            0.3%
#     Convergys Corp................................................    496,845     14,507,874            0.4%
#*    First Solar, Inc..............................................    303,312     12,281,103            0.3%
*     Flex, Ltd.....................................................    906,966     12,869,848            0.4%
      Ingram Micro, Inc. Class A....................................    553,452     20,588,414            0.6%
#     Jabil Circuit, Inc............................................    577,300     12,319,582            0.3%
      Marvell Technology Group, Ltd.................................  1,099,220     14,322,837            0.4%
#     SYNNEX Corp...................................................    181,005     18,560,253            0.5%
*     Tech Data Corp................................................    163,716     12,609,406            0.3%
      Other Securities..............................................               344,039,512            9.0%
                                                                                --------------          ------
Total Information Technology........................................               514,986,442           13.6%
                                                                                --------------          ------
Materials -- (6.1%)
      Reliance Steel & Aluminum Co..................................    236,532     16,268,671            0.4%
      Steel Dynamics, Inc...........................................    585,303     16,072,420            0.4%
      Other Securities..............................................               230,978,828            6.2%
                                                                                --------------          ------
Total Materials.....................................................               263,319,919            7.0%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                13,042,658            0.3%
                                                                                --------------          ------
Telecommunication Services -- (1.0%)
#     Frontier Communications Corp..................................  3,786,474     15,221,625            0.4%
      Other Securities..............................................                28,698,318            0.8%
                                                                                --------------          ------
Total Telecommunication Services....................................                43,919,943            1.2%
                                                                                --------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                16,507,805            0.4%
TOTAL COMMON STOCKS.................................................             3,757,596,313           99.5%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             3,757,596,313
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 12,957,374     12,957,374            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund................................ 46,012,851    532,460,710           14.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,992,392,282)...........................................              $4,303,014,397          114.0%
                                                                                ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  492,064,717           --   --    $  492,064,717
  Consumer Staples............    163,633,474           --   --       163,633,474
  Energy......................    234,042,421           --   --       234,042,421
  Financials..................  1,063,522,817           --   --     1,063,522,817
  Health Care.................    194,783,660           --   --       194,783,660
  Industrials.................    757,772,457           --   --       757,772,457
  Information Technology......    514,986,442           --   --       514,986,442
  Materials...................    263,319,919           --   --       263,319,919
  Real Estate.................     13,042,658           --   --        13,042,658
  Telecommunication Services..     43,919,943           --   --        43,919,943
  Utilities...................     16,507,805           --   --        16,507,805
Temporary Cash Investments....     12,957,374           --   --        12,957,374
Securities Lending Collateral.             -- $532,460,710   --       532,460,710
                               -------------- ------------   --    --------------
TOTAL......................... $3,770,553,687 $532,460,710   --    $4,303,014,397
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                 PERCENTAGE
                                          SHARES     VALUE+    OF NET ASSETS**
                                          ------     ------    ---------------
  COMMON STOCKS -- (83.1%)
  Consumer Discretionary -- (12.9%)
  #   Brinker International, Inc......... 108,953 $  5,364,846            0.2%
      Thor Industries, Inc...............  99,761    7,912,045            0.4%
      Vail Resorts, Inc..................  32,782    5,226,762            0.2%
      Other Securities...................          336,460,850           14.7%
                                                  ------------          ------
  Total Consumer Discretionary...........          354,964,503           15.5%
                                                  ------------          ------
  Consumer Staples -- (3.8%)
      Fresh Del Monte Produce, Inc.......  91,010    5,492,453            0.2%
      Lancaster Colony Corp..............  38,638    5,048,055            0.2%
  #*  Post Holdings, Inc.................  73,932    5,635,836            0.2%
      Other Securities...................           87,846,473            3.9%
                                                  ------------          ------
  Total Consumer Staples.................          104,022,817            4.5%
                                                  ------------          ------
  Energy -- (3.7%)
      Nabors Industries, Ltd............. 406,068    4,832,209            0.2%
  *   Parsley Energy, Inc. Class A....... 176,689    5,813,068            0.3%
  #   Patterson-UTI Energy, Inc.......... 258,733    5,816,318            0.3%
  #*  PDC Energy, Inc....................  86,705    5,317,618            0.2%
      Other Securities...................           80,525,992            3.5%
                                                  ------------          ------
  Total Energy...........................          102,305,205            4.5%
                                                  ------------          ------
  Financials -- (17.7%)
      Aspen Insurance Holdings, Ltd...... 107,094    5,167,285            0.2%
      Associated Banc-Corp............... 252,334    5,122,380            0.2%
  #   Bank of Hawaii Corp................  78,053    5,865,683            0.3%
      Cathay General Bancorp............. 196,272    5,878,346            0.3%
      CNO Financial Group, Inc........... 336,171    5,069,459            0.2%
      Endurance Specialty Holdings, Ltd.. 111,425   10,245,529            0.5%
  #   First Horizon National Corp........ 360,615    5,557,077            0.2%
  #   FNB Corp........................... 409,087    5,346,767            0.2%
      Fulton Financial Corp.............. 353,155    5,262,009            0.2%
  #   Home BancShares, Inc............... 237,604    5,110,862            0.2%
      MarketAxess Holdings, Inc..........  48,452    7,304,624            0.3%
      PrivateBancorp, Inc................ 127,334    5,760,590            0.3%
  #   UMB Financial Corp.................  77,529    4,810,674            0.2%
      Washington Federal, Inc............ 213,015    5,804,659            0.3%
  #   Webster Financial Corp............. 144,207    5,825,963            0.3%
  *   Western Alliance Bancorp........... 163,870    6,122,183            0.3%
      Other Securities...................          395,538,573           17.1%
                                                  ------------          ------
  Total Financials.......................          489,792,663           21.3%
                                                  ------------          ------
  Health Care -- (6.6%)
      Cantel Medical Corp................  83,217    5,927,547            0.3%
      Hill-Rom Holdings, Inc.............  87,296    4,837,071            0.2%
  *   Prestige Brands Holdings, Inc...... 110,081    4,984,468            0.2%
      Other Securities...................          167,782,209            7.3%
                                                  ------------          ------
  Total Health Care......................          183,531,295            8.0%
                                                  ------------          ------
  Industrials -- (15.9%)
      AMERCO.............................  15,026    4,844,232            0.2%
      Curtiss-Wright Corp................  57,577    5,160,051            0.2%
  #*  Dycom Industries, Inc..............  72,056    5,543,268            0.2%
      EMCOR Group, Inc................... 113,450    6,859,187            0.3%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
*     Hawaiian Holdings, Inc........................................    137,064 $    6,171,307            0.3%
      John Bean Technologies Corp...................................     62,171      4,964,354            0.2%
      Other Securities..............................................               404,008,508           17.6%
                                                                                --------------          ------
Total Industrials...................................................               437,550,907           19.0%
                                                                                --------------          ------
Information Technology -- (13.2%)
*     Cirrus Logic, Inc.............................................    125,945      6,798,511            0.3%
#     Convergys Corp................................................    170,395      4,975,534            0.2%
      Fair Isaac Corp...............................................     47,990      5,791,433            0.3%
*     Finisar Corp..................................................    183,794      5,032,280            0.2%
      Mentor Graphics Corp..........................................    201,971      5,836,962            0.3%
#     Monolithic Power Systems, Inc.................................     65,929      5,195,864            0.2%
      SYNNEX Corp...................................................     51,712      5,302,548            0.2%
*     Tech Data Corp................................................     67,291      5,182,753            0.2%
      Other Securities..............................................               321,138,264           14.0%
                                                                                --------------          ------
Total Information Technology........................................               365,254,149           15.9%
                                                                                --------------          ------
Materials -- (4.7%)
*     Chemtura Corp.................................................    175,823      5,766,994            0.3%
      Sensient Technologies Corp....................................     73,966      5,511,207            0.2%
#     United States Steel Corp......................................    315,227      6,096,490            0.3%
      Other Securities..............................................               113,541,500            4.9%
                                                                                --------------          ------
Total Materials.....................................................               130,916,191            5.7%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                11,087,275            0.5%
                                                                                --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities..............................................                23,688,302            1.0%
                                                                                --------------          ------
Utilities -- (3.3%)
      IDACORP, Inc..................................................     64,563      5,061,094            0.2%
      New Jersey Resources Corp.....................................    145,601      4,943,154            0.2%
      Southwest Gas Corp............................................     70,456      5,105,242            0.2%
      WGL Holdings, Inc.............................................     82,214      5,185,237            0.2%
      Other Securities..............................................                70,081,888            3.1%
                                                                                --------------          ------
Total Utilities.....................................................                90,376,615            3.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,293,489,922           99.8%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,293,489,922
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%.......................................................  2,227,761      2,227,761            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (16.8%)
(S)@  DFA Short Term Investment Fund................................ 40,009,241    462,986,936           20.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,871,698,670)...........................................              $2,758,704,619          120.1%
                                                                                ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  354,964,503           --   --    $  354,964,503
  Consumer Staples............    104,022,817           --   --       104,022,817
  Energy......................    102,305,205           --   --       102,305,205
  Financials..................    489,792,663           --   --       489,792,663
  Health Care.................    183,531,295           --   --       183,531,295
  Industrials.................    437,550,907           --   --       437,550,907
  Information Technology......    365,254,149           --   --       365,254,149
  Materials...................    130,916,191           --   --       130,916,191
  Real Estate.................     11,087,275           --   --        11,087,275
  Telecommunication Services..     23,688,302           --   --        23,688,302
  Utilities...................     90,376,615           --   --        90,376,615
Temporary Cash Investments....      2,227,761           --   --         2,227,761
Securities Lending Collateral.             -- $462,986,936   --       462,986,936
                               -------------- ------------   --    --------------
TOTAL......................... $2,295,717,683 $462,986,936   --    $2,758,704,619
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                  ------       ------     ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.3%)
*   Amazon.com, Inc.............................................    31,906 $   25,199,997            0.4%
#*  Charter Communications, Inc. Class A........................    76,071     19,009,382            0.3%
    Comcast Corp. Class A.......................................   977,932     60,455,756            1.0%
    Ford Motor Co............................................... 1,604,855     18,840,998            0.3%
    General Motors Co...........................................   614,834     19,428,754            0.3%
    Time Warner, Inc............................................   259,315     23,076,442            0.4%
    Walt Disney Co. (The).......................................   365,590     33,886,537            0.6%
    Other Securities............................................              720,123,078           11.5%
                                                                           --------------          ------
Total Consumer Discretionary....................................              920,020,944           14.8%
                                                                           --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The).........................................   377,704     16,014,650            0.3%
    CVS Health Corp.............................................   339,252     28,531,093            0.5%
    Mondelez International, Inc. Class A........................   418,428     18,804,154            0.3%
    PepsiCo, Inc................................................   155,127     16,629,614            0.3%
    Procter & Gamble Co. (The)..................................   458,732     39,817,938            0.6%
    Wal-Mart Stores, Inc........................................   646,740     45,284,735            0.7%
    Walgreens Boots Alliance, Inc...............................   238,315     19,715,800            0.3%
    Other Securities............................................              280,065,116            4.5%
                                                                           --------------          ------
Total Consumer Staples..........................................              464,863,100            7.5%
                                                                           --------------          ------
Energy -- (5.5%)
    Chevron Corp................................................   342,238     35,849,430            0.6%
    Exxon Mobil Corp............................................   956,696     79,711,911            1.3%
    Schlumberger, Ltd...........................................   268,580     21,011,013            0.3%
    Other Securities............................................              245,852,259            4.0%
                                                                           --------------          ------
Total Energy....................................................              382,424,613            6.2%
                                                                           --------------          ------
Financials -- (16.1%)
    American Express Co.........................................   326,464     21,683,739            0.4%
    American International Group, Inc...........................   269,115     16,604,395            0.3%
    Bank of America Corp........................................ 1,783,765     29,432,122            0.5%
*   Berkshire Hathaway, Inc. Class B............................   153,292     22,120,036            0.4%
    Citigroup, Inc..............................................   538,405     26,462,606            0.4%
    JPMorgan Chase & Co.........................................   971,264     67,269,745            1.1%
    Synchrony Financial.........................................   534,264     15,274,608            0.3%
    U.S. Bancorp................................................   445,407     19,936,417            0.3%
    Wells Fargo & Co............................................ 1,244,058     57,239,109            0.9%
    Other Securities............................................              835,428,059           13.3%
                                                                           --------------          ------
Total Financials................................................            1,111,450,836           17.9%
                                                                           --------------          ------
Health Care -- (9.6%)
    Amgen, Inc..................................................   109,613     15,472,971            0.3%
*   Express Scripts Holding Co..................................   239,873     16,167,440            0.3%
    Johnson & Johnson...........................................   415,345     48,175,867            0.8%
    Medtronic P.L.C.............................................   210,279     17,247,084            0.3%
    Merck & Co., Inc............................................   600,469     35,259,540            0.6%
    Pfizer, Inc................................................. 1,302,894     41,314,769            0.7%
    UnitedHealth Group, Inc.....................................   220,408     31,150,263            0.5%
    Other Securities............................................              461,191,696            7.2%
                                                                           --------------          ------
Total Health Care...............................................              665,979,630           10.7%
                                                                           --------------          ------

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (12.8%)
      FedEx Corp....................................................     96,271 $   16,781,961            0.3%
      General Electric Co...........................................  1,383,002     40,245,358            0.7%
      Union Pacific Corp............................................    237,535     20,945,836            0.4%
      United Technologies Corp......................................    262,064     26,782,941            0.4%
      Other Securities..............................................               779,332,465           12.4%
                                                                                --------------          ------
Total Industrials...................................................               884,088,561           14.2%
                                                                                --------------          ------
Information Technology -- (16.6%)
*     Alphabet, Inc. Class A........................................     34,523     27,960,178            0.5%
*     Alphabet, Inc. Class C........................................     35,189     27,607,178            0.5%
      Apple, Inc....................................................  1,125,427    127,780,982            2.1%
      Cisco Systems, Inc............................................  1,665,198     51,088,275            0.8%
*     Facebook, Inc. Class A........................................    127,617     16,716,551            0.3%
      Intel Corp....................................................  1,852,635     64,601,382            1.0%
      Microsoft Corp................................................  1,187,445     71,151,704            1.2%
      Oracle Corp...................................................    475,083     18,252,689            0.3%
      QUALCOMM, Inc.................................................    467,869     32,151,958            0.5%
#     Visa, Inc. Class A............................................    285,324     23,542,083            0.4%
      Other Securities..............................................               689,157,193           10.9%
                                                                                --------------          ------
Total Information Technology........................................             1,150,010,173           18.5%
                                                                                --------------          ------
Materials -- (4.2%)
      Dow Chemical Co. (The)........................................    290,047     15,607,429            0.3%
      Other Securities..............................................               272,183,435            4.3%
                                                                                --------------          ------
Total Materials.....................................................               287,790,864            4.6%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                21,423,442            0.3%
                                                                                --------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc.....................................................  2,688,993     98,928,052            1.6%
      Verizon Communications, Inc...................................    832,077     40,022,904            0.7%
      Other Securities..............................................                43,993,251            0.6%
                                                                                --------------          ------
Total Telecommunication Services....................................               182,944,207            2.9%
                                                                                --------------          ------
Utilities -- (1.9%)
      Other Securities..............................................               129,631,326            2.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,200,627,696           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   119,434            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,200,747,130
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 16,066,072     16,066,072            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund................................ 61,028,336    706,219,906           11.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,738,462,568)...........................................              $6,923,033,108          111.3%
                                                                                ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary..................................... $  920,020,944           --   --    $  920,020,944
 Consumer Staples...........................................    464,863,100           --   --       464,863,100
 Energy.....................................................    382,424,613           --   --       382,424,613
 Financials.................................................  1,111,450,836           --   --     1,111,450,836
 Health Care................................................    665,979,630           --   --       665,979,630
 Industrials................................................    884,088,561           --   --       884,088,561
 Information Technology.....................................  1,150,010,173           --   --     1,150,010,173
 Materials..................................................    287,790,864           --   --       287,790,864
 Real Estate................................................     21,423,442           --   --        21,423,442
 Telecommunication Services.................................    182,944,207           --   --       182,944,207
 Utilities..................................................    129,631,326           --   --       129,631,326
Rights/Warrants.............................................             -- $    119,434   --           119,434
Temporary Cash Investments..................................     16,066,072           --   --        16,066,072
Securities Lending Collateral...............................             --  706,219,906   --       706,219,906
                                                             -------------- ------------   --    --------------
TOTAL....................................................... $6,216,693,768 $706,339,340   --    $6,923,033,108
                                                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (97.5%)
AUSTRALIA -- (6.3%)
    Australia & New Zealand Banking Group, Ltd.. 1,695,432 $ 35,799,738            1.2%
    BHP Billiton, Ltd........................... 1,639,623   28,645,572            1.0%
#   BHP Billiton, Ltd. Sponsored ADR............   593,811   20,795,261            0.7%
    Newcrest Mining, Ltd........................   796,982   13,954,707            0.5%
    Woodside Petroleum, Ltd.....................   864,632   18,508,302            0.6%
    Other Securities............................             72,045,452            2.3%
                                                           ------------          ------
TOTAL AUSTRALIA.................................            189,749,032            6.3%
                                                           ------------          ------

AUSTRIA -- (0.1%)
    Other Securities............................              3,375,685            0.1%
                                                           ------------          ------

BELGIUM -- (1.4%)
    Other Securities............................             41,609,869            1.4%
                                                           ------------          ------

CANADA -- (7.9%)
    Bank of Montreal............................   550,366   35,003,278            1.2%
    Canadian Natural Resources, Ltd.............   505,767   16,037,872            0.5%
    Suncor Energy, Inc.......................... 1,023,634   30,717,418            1.0%
    Other Securities............................            155,188,320            5.2%
                                                           ------------          ------
TOTAL CANADA....................................            236,946,888            7.9%
                                                           ------------          ------

DENMARK -- (1.9%)
    Vestas Wind Systems A.S.....................   248,599   19,916,717            0.6%
    Other Securities............................             37,132,172            1.3%
                                                           ------------          ------
TOTAL DENMARK...................................             57,048,889            1.9%
                                                           ------------          ------

FINLAND -- (0.8%)
    Other Securities............................             24,050,881            0.8%
                                                           ------------          ------

FRANCE -- (9.5%)
    BNP Paribas SA..............................   488,045   28,298,438            0.9%
    Cie de Saint-Gobain.........................   540,393   23,995,163            0.8%
    Engie SA.................................... 1,220,619   17,603,422            0.6%
    Orange SA................................... 1,778,494   27,982,211            0.9%
    Renault SA..................................   252,522   21,959,774            0.7%
    Societe Generale SA.........................   590,348   23,028,001            0.8%
    Total SA.................................... 1,335,488   63,976,420            2.1%
    Other Securities............................             79,048,113            2.7%
                                                           ------------          ------
TOTAL FRANCE....................................            285,891,542            9.5%
                                                           ------------          ------

GERMANY -- (7.0%)
    Allianz SE..................................   217,369   33,932,220            1.1%
    Bayerische Motoren Werke AG.................   291,133   25,400,030            0.8%
    Daimler AG..................................   739,542   52,760,385            1.8%
    E.ON SE..................................... 2,644,329   19,379,904            0.6%
    Other Securities............................             79,470,561            2.7%
                                                           ------------          ------
TOTAL GERMANY...................................            210,943,100            7.0%
                                                           ------------          ------

HONG KONG -- (2.8%)
    CK Hutchison Holdings, Ltd.................. 1,519,848   18,767,131            0.6%
    Sun Hung Kai Properties, Ltd................   949,434   14,138,138            0.5%
    Other Securities............................             50,886,545            1.7%
                                                           ------------          ------
TOTAL HONG KONG.................................             83,791,814            2.8%
                                                           ------------          ------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
IRELAND -- (0.3%)
    Other Securities......................            $  9,235,151            0.3%
                                                      ------------          ------

ISRAEL -- (0.4%)
    Other Securities......................              13,014,779            0.4%
                                                      ------------          ------

ITALY -- (0.9%)
    Other Securities......................              26,597,250            0.9%
                                                      ------------          ------

JAPAN -- (22.5%)
    Hitachi, Ltd..........................  3,457,000   18,428,895            0.6%
    Honda Motor Co., Ltd..................  1,200,200   35,911,909            1.2%
    ITOCHU Corp...........................  1,171,200   14,790,725            0.5%
    Mitsubishi UFJ Financial Group, Inc...  3,959,034   20,427,857            0.7%
    Mizuho Financial Group, Inc........... 16,891,000   28,440,255            1.0%
    Nissan Motor Co., Ltd.................  1,904,600   19,374,511            0.7%
    Sumitomo Mitsui Financial Group, Inc..    900,727   31,229,702            1.0%
    Other Securities......................             510,093,859           16.9%
                                                      ------------          ------
TOTAL JAPAN...............................             678,697,713           22.6%
                                                      ------------          ------

NETHERLANDS -- (3.2%)
    ING Groep NV..........................  1,774,374   23,292,227            0.8%
    Koninklijke Ahold Delhaize NV.........    588,721   13,430,135            0.4%
    Koninklijke DSM NV....................    221,673   14,247,923            0.5%
    Koninklijke Philips NV................    599,067   18,051,186            0.6%
    Other Securities......................              27,727,978            0.9%
                                                      ------------          ------
TOTAL NETHERLANDS.........................              96,749,449            3.2%
                                                      ------------          ------

NEW ZEALAND -- (0.2%)
    Other Securities......................               4,701,474            0.2%
                                                      ------------          ------

NORWAY -- (0.7%)
    Other Securities......................              20,214,348            0.7%
                                                      ------------          ------

PORTUGAL -- (0.0%)
    Other Securities......................               1,297,966            0.1%
                                                      ------------          ------

SINGAPORE -- (0.9%)
    Other Securities......................              26,744,921            0.9%
                                                      ------------          ------

SPAIN -- (2.6%)
    Banco Santander SA.................... 10,227,554   50,115,277            1.7%
    Other Securities......................              28,839,143            0.9%
                                                      ------------          ------
TOTAL SPAIN...............................              78,954,420            2.6%
                                                      ------------          ------

SWEDEN -- (2.3%)
    Nordea Bank AB........................  1,558,706   16,380,637            0.6%
    Other Securities......................              52,987,458            1.7%
                                                      ------------          ------
TOTAL SWEDEN..............................              69,368,095            2.3%
                                                      ------------          ------

SWITZERLAND -- (8.1%)
    ABB, Ltd..............................  1,795,508   37,042,080            1.2%
    Cie Financiere Richemont SA...........    432,894   27,830,702            0.9%
    Novartis AG...........................    374,729   26,593,611            0.9%
    Swiss Re AG...........................    347,731   32,273,509            1.1%
    UBS Group AG..........................  1,117,685   15,801,449            0.5%
    Zurich Insurance Group AG.............    111,445   29,171,455            1.0%
    Other Securities......................              75,300,422            2.5%
                                                      ------------          ------
TOTAL SWITZERLAND.........................             244,013,228            8.1%
                                                      ------------          ------

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                               PERCENTAGE
                                                                     SHARES      VALUE++     OF NET ASSETS**
                                                                     ------      -------     ---------------
UNITED KINGDOM -- (17.7%)
      BP P.L.C. Sponsored ADR.....................................  3,379,207 $  120,130,818            4.0%
*     Glencore P.L.C.............................................. 10,231,265     31,318,984            1.0%
      HSBC Holdings P.L.C.........................................  2,954,817     22,253,131            0.7%
      HSBC Holdings P.L.C. Sponsored ADR..........................  1,591,771     59,898,343            2.0%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.............  1,265,352     63,027,170            2.1%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.............  1,146,218     59,958,664            2.0%
      Vodafone Group P.L.C........................................ 23,523,365     64,602,795            2.2%
#     Vodafone Group P.L.C. Sponsored ADR.........................    653,411     18,190,952            0.6%
      Other Securities............................................                95,960,074            3.2%
                                                                              --------------          ------
TOTAL UNITED KINGDOM..............................................               535,340,931           17.8%
                                                                              --------------          ------

UNITED STATES -- (0.0%)
      Other Securities............................................                   316,540            0.0%
                                                                              --------------          ------
TOTAL COMMON STOCKS...............................................             2,938,653,965           97.8%
                                                                              --------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...............................................    154,664     21,324,380            0.7%
      Other Securities............................................                 6,483,602            0.3%
                                                                              --------------          ------
TOTAL GERMANY.....................................................                27,807,982            1.0%
                                                                              --------------          ------
TOTAL PREFERRED STOCKS............................................                27,807,982            1.0%
                                                                              --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities............................................                   572,592            0.0%
                                                                              --------------          ------

SWEDEN -- (0.0%)
      Other Securities............................................                    55,925            0.0%
                                                                              --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                   628,517            0.0%
                                                                              --------------          ------
TOTAL INVESTMENT SECURITIES.......................................             2,967,090,464
                                                                              --------------

                                                                                 VALUE+
                                                                                 ------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund..............................  4,261,821     49,317,792            1.6%
                                                                              --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,069,346,026)...........................................             $3,016,408,256          100.4%
                                                                              ==============          ======

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               ------------  -------------- ------- --------------
Common Stocks
  Australia................... $ 22,853,105  $  166,895,927   --    $  189,749,032
  Austria.....................           --       3,375,685   --         3,375,685
  Belgium.....................           --      41,609,869   --        41,609,869
  Canada......................  236,946,888              --   --       236,946,888
  Denmark.....................           --      57,048,889   --        57,048,889
  Finland.....................           --      24,050,881   --        24,050,881
  France......................    8,384,224     277,507,318   --       285,891,542
  Germany.....................   19,649,606     191,293,494   --       210,943,100
  Hong Kong...................           --      83,791,814   --        83,791,814
  Ireland.....................    4,783,501       4,451,650   --         9,235,151
  Israel......................    1,264,548      11,750,231   --        13,014,779
  Italy.......................    1,331,833      25,265,417   --        26,597,250
  Japan.......................   11,088,304     667,609,409   --       678,697,713
  Netherlands.................    8,886,874      87,862,575   --        96,749,449
  New Zealand.................           --       4,701,474   --         4,701,474
  Norway......................    2,649,215      17,565,133   --        20,214,348
  Portugal....................           --       1,297,966   --         1,297,966
  Singapore...................           --      26,744,921   --        26,744,921
  Spain.......................        9,922      78,944,498   --        78,954,420
  Sweden......................           --      69,368,095   --        69,368,095
  Switzerland.................    3,402,505     240,610,723   --       244,013,228
  United Kingdom..............  342,552,811     192,788,120   --       535,340,931
  United States...............           --         316,540   --           316,540
Preferred Stocks
  Germany.....................           --      27,807,982   --        27,807,982
Rights/Warrants
  Spain.......................           --         572,592   --           572,592
  Sweden......................           --          55,925   --            55,925
Securities Lending Collateral            --      49,317,792   --        49,317,792
  Futures Contracts**.........     (799,793)             --   --          (799,793)
                               ------------  --------------   --    --------------
TOTAL......................... $663,003,543  $2,352,604,920   --    $3,015,608,463
                               ============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (4.8%)
    Australia & New Zealand Banking Group, Ltd..........    218,548 $  4,614,730            0.2%
    BHP Billiton, Ltd...................................    328,023    5,730,834            0.3%
    Macquarie Group, Ltd................................     70,545    4,264,414            0.2%
    National Australia Bank, Ltd........................    208,492    4,425,750            0.2%
    Westpac Banking Corp................................    208,931    4,831,516            0.2%
    Woodside Petroleum, Ltd.............................    193,020    4,131,784            0.2%
    Other Securities....................................              89,760,672            3.6%
                                                                    ------------          ------
TOTAL AUSTRALIA.........................................             117,759,700            4.9%
                                                                    ------------          ------

AUSTRIA -- (0.4%)
    Other Securities....................................              10,780,844            0.5%
                                                                    ------------          ------

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA.............................     45,871    5,264,605            0.2%
    Other Securities....................................              22,120,394            0.9%
                                                                    ------------          ------
TOTAL BELGIUM...........................................              27,384,999            1.1%
                                                                    ------------          ------

BRAZIL -- (1.6%)
    Other Securities....................................              39,038,642            1.6%
                                                                    ------------          ------

CANADA -- (6.3%)
    Royal Bank of Canada................................     69,446    4,338,986            0.2%
    Suncor Energy, Inc..................................    140,413    4,213,540            0.2%
    Toronto-Dominion Bank (The).........................     92,478    4,196,087            0.2%
    Other Securities....................................             141,853,503            5.8%
                                                                    ------------          ------
TOTAL CANADA............................................             154,602,116            6.4%
                                                                    ------------          ------

CHILE -- (0.3%)
    Other Securities....................................               7,481,594            0.3%
                                                                    ------------          ------

CHINA -- (5.1%)
    China Construction Bank Corp. Class H............... 10,006,200    7,306,995            0.3%
    China Mobile, Ltd. Sponsored ADR....................     73,952    4,247,063            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    6,043,486            0.3%
    Tencent Holdings, Ltd...............................    150,500    3,988,599            0.2%
    Other Securities....................................             104,202,079            4.2%
                                                                    ------------          ------
TOTAL CHINA.............................................             125,788,222            5.2%
                                                                    ------------          ------

COLOMBIA -- (0.1%)
    Other Securities....................................               1,724,228            0.1%
                                                                    ------------          ------

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 574,663            0.0%
                                                                    ------------          ------

DENMARK -- (1.3%)
    Other Securities....................................              31,045,945            1.3%
                                                                    ------------          ------

EGYPT -- (0.0%)
    Other Securities....................................                 170,921            0.0%
                                                                    ------------          ------

FINLAND -- (1.4%)
    UPM-Kymmene Oyj.....................................    210,965    4,907,364            0.2%
    Other Securities....................................              28,132,155            1.2%
                                                                    ------------          ------
TOTAL FINLAND...........................................              33,039,519            1.4%
                                                                    ------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                              SHARES    VALUE++    OF NET ASSETS**
                                              ------    -------    ---------------
FRANCE -- (5.3%)
    BNP Paribas SA...........................  65,207 $  3,780,914            0.2%
    Cie Generale des Etablissements Michelin.  36,347    3,936,672            0.2%
    Orange SA................................ 252,114    3,966,675            0.2%
    Total SA................................. 219,419   10,511,245            0.5%
    Other Securities.........................          106,776,619            4.3%
                                                      ------------          ------
TOTAL FRANCE.................................          128,972,125            5.4%
                                                      ------------          ------

GERMANY -- (5.1%)
    BASF SE..................................  97,349    8,593,771            0.4%
    Bayerische Motoren Werke AG..............  57,820    5,044,532            0.2%
    Daimler AG............................... 140,117    9,996,223            0.4%
    Deutsche Telekom AG...................... 235,891    3,848,613            0.2%
    Fresenius SE & Co. KGaA..................  58,466    4,319,889            0.2%
    Siemens AG...............................  43,047    4,890,886            0.2%
    Other Securities.........................           87,679,341            3.6%
                                                      ------------          ------
TOTAL GERMANY................................          124,373,255            5.2%
                                                      ------------          ------

GREECE -- (0.1%)
    Other Securities.........................            1,927,209            0.1%
                                                      ------------          ------

HONG KONG -- (2.3%)
    AIA Group, Ltd........................... 729,000    4,586,140            0.2%
    Other Securities.........................           51,308,641            2.1%
                                                      ------------          ------
TOTAL HONG KONG..............................           55,894,781            2.3%
                                                      ------------          ------

HUNGARY -- (0.1%)
    Other Securities.........................            1,921,581            0.1%
                                                      ------------          ------

INDIA -- (2.6%)
    Other Securities.........................           64,782,698            2.7%
                                                      ------------          ------

INDONESIA -- (0.7%)
    Other Securities.........................           16,538,589            0.7%
                                                      ------------          ------

IRELAND -- (0.4%)
    Other Securities.........................            8,691,386            0.4%
                                                      ------------          ------

ISRAEL -- (0.5%)
    Other Securities.........................           11,927,814            0.5%
                                                      ------------          ------

ITALY -- (1.7%)
    Other Securities.........................           42,574,781            1.8%
                                                      ------------          ------

JAPAN -- (18.2%)
    Hitachi, Ltd............................. 727,000    3,875,559            0.2%
    Honda Motor Co., Ltd..................... 146,500    4,383,515            0.2%
    NTT DOCOMO, Inc.......................... 149,700    3,759,563            0.2%
    Sumitomo Mitsui Financial Group, Inc..... 110,183    3,820,228            0.2%
    Toyota Motor Corp........................ 163,873    9,505,734            0.4%
    Toyota Motor Corp. Sponsored ADR.........  41,028    4,745,298            0.2%
    Other Securities.........................          414,354,889           17.1%
                                                      ------------          ------
TOTAL JAPAN..................................          444,444,786           18.5%
                                                      ------------          ------

MALAYSIA -- (0.7%)
    Other Securities.........................           17,345,827            0.7%
                                                      ------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                          SHARES    VALUE++   OF NET ASSETS**
                                          ------    -------   ---------------
   MEXICO -- (1.1%)
       Other Securities..................         $25,728,392            1.1%
                                                  -----------          ------

   NETHERLANDS -- (2.1%)
       Koninklijke Ahold Delhaize NV..... 233,772   5,332,900            0.2%
       Koninklijke DSM NV................  65,323   4,198,604            0.2%
       Other Securities..................          40,718,167            1.7%
                                                  -----------          ------
   TOTAL NETHERLANDS.....................          50,249,671            2.1%
                                                  -----------          ------

   NEW ZEALAND -- (0.4%)
       Other Securities..................          10,085,145            0.4%
                                                  -----------          ------

   NORWAY -- (0.7%)
       Other Securities..................          15,833,706            0.7%
                                                  -----------          ------

   PERU -- (0.0%)
       Other Securities..................             594,218            0.0%
                                                  -----------          ------

   PHILIPPINES -- (0.3%)
       Other Securities..................           8,067,896            0.3%
                                                  -----------          ------

   POLAND -- (0.3%)
       Other Securities..................           7,779,196            0.3%
                                                  -----------          ------

   PORTUGAL -- (0.2%)
       Other Securities..................           5,049,721            0.2%
                                                  -----------          ------

   RUSSIA -- (0.3%)
       Other Securities..................           7,020,964            0.3%
                                                  -----------          ------

   SINGAPORE -- (0.8%)
       Other Securities..................          19,863,621            0.8%
                                                  -----------          ------

   SOUTH AFRICA -- (1.8%)
       Other Securities..................          44,959,560            1.9%
                                                  -----------          ------

   SOUTH KOREA -- (4.0%)
       Samsung Electronics Co., Ltd......   5,671   8,111,379            0.4%
       Samsung Electronics Co., Ltd. GDR.   8,033   5,651,305            0.3%
       Other Securities..................          84,836,910            3.4%
                                                  -----------          ------
   TOTAL SOUTH KOREA.....................          98,599,594            4.1%
                                                  -----------          ------

   SPAIN -- (1.8%)
       Banco Santander SA................ 889,571   4,358,921            0.2%
       Other Securities..................          39,399,209            1.6%
                                                  -----------          ------
   TOTAL SPAIN...........................          43,758,130            1.8%
                                                  -----------          ------

   SWEDEN -- (2.1%)
       Other Securities..................          51,690,776            2.1%
                                                  -----------          ------

   SWITZERLAND -- (4.9%)
       ABB, Ltd.......................... 219,337   4,525,014            0.2%
       Nestle SA......................... 261,736  18,979,490            0.8%
       Novartis AG Sponsored ADR......... 117,451   8,341,370            0.4%
       Roche Holding AG..................  19,398   4,455,363            0.2%
       Syngenta AG.......................  10,331   4,134,114            0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                     SHARES     VALUE++     OF NET ASSETS**
                                                     ------     -------     ---------------
SWITZERLAND -- (Continued)
    Other Securities................................         $   80,501,915            3.2%
                                                             --------------          ------
TOTAL SWITZERLAND...................................            120,937,266            5.0%
                                                             --------------          ------

TAIWAN -- (3.7%)
    Other Securities................................             89,363,692            3.7%
                                                             --------------          ------

THAILAND -- (0.6%)
    Other Securities................................             15,569,158            0.6%
                                                             --------------          ------

TURKEY -- (0.3%)
    Other Securities................................              8,084,690            0.3%
                                                             --------------          ------

UNITED KINGDOM -- (11.2%)
    BP P.L.C. Sponsored ADR......................... 463,297     16,470,211            0.7%
    HSBC Holdings P.L.C. Sponsored ADR.............. 139,986      5,267,673            0.2%
    Rio Tinto P.L.C. Sponsored ADR.................. 112,860      3,933,171            0.2%
    Royal Dutch Shell P.L.C. Class A................ 161,511      4,022,751            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A. 165,003      8,218,786            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B. 149,242      7,806,849            0.3%
    Vodafone Group P.L.C. Sponsored ADR............. 137,812      3,836,699            0.2%
    Other Securities................................            224,802,115            9.2%
                                                             --------------          ------
TOTAL UNITED KINGDOM................................            274,358,255           11.4%
                                                             --------------          ------

UNITED STATES -- (0.0%)
    Other Securities................................                413,534            0.0%
                                                             --------------          ------
TOTAL COMMON STOCKS.................................          2,366,793,410           98.3%
                                                             --------------          ------

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Itau Unibanco Holding SA........................ 311,792      3,750,882            0.2%
    Other Securities................................             11,245,482            0.5%
                                                             --------------          ------
TOTAL BRAZIL........................................             14,996,364            0.7%
                                                             --------------          ------

CHILE -- (0.0%)
    Other Securities................................                 72,567            0.0%
                                                             --------------          ------

COLOMBIA -- (0.0%)
    Other Securities................................                299,061            0.0%
                                                             --------------          ------

GERMANY -- (0.3%)
    Other Securities................................              7,633,211            0.3%
                                                             --------------          ------

SOUTH KOREA -- (0.0%)
    Other Securities................................                 70,513            0.0%
                                                             --------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities................................                  1,422            0.0%
                                                             --------------          ------
TOTAL PREFERRED STOCKS..............................             23,073,138            1.0%
                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                 10,450            0.0%
                                                             --------------          ------

BRAZIL -- (0.0%)
    Other Securities................................                     40            0.0%
                                                             --------------          ------

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 CHINA -- (0.0%)
       Other Securities...............           $          702            0.0%
                                                 --------------          ------

 HONG KONG -- (0.0%)
       Other Securities...............                      150            0.0%
                                                 --------------          ------

 INDIA -- (0.0%)
       Other Securities...............                   17,745            0.0%
                                                 --------------          ------

 SOUTH KOREA -- (0.0%)
       Other Securities...............                   63,806            0.0%
                                                 --------------          ------

 SPAIN -- (0.0%)
       Other Securities...............                   62,993            0.0%
                                                 --------------          ------

 SWEDEN -- (0.0%)
       Other Securities...............                   37,597            0.0%
                                                 --------------          ------

 TAIWAN -- (0.0%)
       Other Securities...............                      383            0.0%
                                                 --------------          ------

 UNITED KINGDOM -- (0.0%)
       Other Securities...............                  176,859            0.0%
                                                 --------------          ------
 TOTAL RIGHTS/WARRANTS................                  370,725            0.0%
                                                 --------------          ------
 TOTAL INVESTMENT SECURITIES..........            2,390,237,273
                                                 --------------

                                                    VALUE+
                                                    ------
 SECURITIES LENDING COLLATERAL -- (2.4%)
 (S)@  DFA Short Term Investment Fund. 5,029,975     58,206,865            2.4%
                                                 --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,211,078,246)............             $2,448,444,138          101.7%
                                                 ==============          ======

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,180,342 $115,579,358   --    $117,759,700
          Austria........           --   10,780,844   --      10,780,844
          Belgium........    6,850,976   20,534,023   --      27,384,999
          Brazil.........   39,038,642           --   --      39,038,642
          Canada.........  154,574,334       27,782   --     154,602,116
          Chile..........    2,507,911    4,973,683   --       7,481,594
          China..........   11,381,746  114,406,476   --     125,788,222
          Colombia.......    1,724,228           --   --       1,724,228
          Czech Republic.           --      574,663   --         574,663
          Denmark........      739,943   30,306,002   --      31,045,945
          Egypt..........           --      170,921   --         170,921
          Finland........       52,500   32,987,019   --      33,039,519
          France.........    3,133,552  125,838,573   --     128,972,125
          Germany........    5,870,160  118,503,095   --     124,373,255
          Greece.........           --    1,927,209   --       1,927,209
          Hong Kong......      330,970   55,563,811   --      55,894,781

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks (Continued)
  Hungary..................... $     34,385 $    1,887,196   --    $    1,921,581
  India.......................    2,108,500     62,674,198   --        64,782,698
  Indonesia...................      415,040     16,123,549   --        16,538,589
  Ireland.....................    2,224,727      6,466,659   --         8,691,386
  Israel......................    3,755,367      8,172,447   --        11,927,814
  Italy.......................    1,540,331     41,034,450   --        42,574,781
  Japan.......................   14,941,034    429,503,752   --       444,444,786
  Malaysia....................           --     17,345,827   --        17,345,827
  Mexico......................   25,728,392             --   --        25,728,392
  Netherlands.................    9,525,279     40,724,392   --        50,249,671
  New Zealand.................       94,976      9,990,169   --        10,085,145
  Norway......................    1,065,809     14,767,897   --        15,833,706
  Peru........................      594,218             --   --           594,218
  Philippines.................       96,004      7,971,892   --         8,067,896
  Poland......................           --      7,779,196   --         7,779,196
  Portugal....................           --      5,049,721   --         5,049,721
  Russia......................      527,824      6,493,140   --         7,020,964
  Singapore...................          169     19,863,452   --        19,863,621
  South Africa................    6,373,762     38,585,798   --        44,959,560
  South Korea.................    5,291,198     93,308,396   --        98,599,594
  Spain.......................    3,504,579     40,253,551   --        43,758,130
  Sweden......................      440,735     51,250,041   --        51,690,776
  Switzerland.................   13,948,167    106,989,099   --       120,937,266
  Taiwan......................    4,070,095     85,293,597   --        89,363,692
  Thailand....................   15,565,966          3,192   --        15,569,158
  Turkey......................       73,439      8,011,251   --         8,084,690
  United Kingdom..............   69,366,519    204,991,736   --       274,358,255
  United States...............      190,012        223,522   --           413,534
Preferred Stocks
  Brazil......................   14,996,364             --   --        14,996,364
  Chile.......................           --         72,567   --            72,567
  Colombia....................      299,061             --   --           299,061
  Germany.....................           --      7,633,211   --         7,633,211
  South Korea.................       70,513             --   --            70,513
  United Kingdom..............           --          1,422   --             1,422
Rights/Warrants
  Australia...................           --         10,450   --            10,450
  Brazil......................           --             40   --                40
  China.......................           --            702   --               702
  Hong Kong...................           --            150   --               150
  India.......................           --         17,745   --            17,745
  South Korea.................           --         63,806   --            63,806
  Spain.......................           --         62,993   --            62,993
  Sweden......................           --         37,597   --            37,597
  Taiwan......................           --            383   --               383
  United Kingdom..............           --        176,859   --           176,859
Securities Lending Collateral.           --     58,206,865   --        58,206,865
                               ------------ --------------   --    --------------
TOTAL......................... $425,227,769 $2,023,216,369   --    $2,448,444,138
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               TAX-MANAGED
                                                                  U.S.        TAX-MANAGED    TAX-MANAGED     TAX-MANAGED
                                                               MARKETWIDE     U.S. EQUITY   U.S. TARGETED   U.S. SMALL CAP
                                                             VALUE PORTFOLIO  PORTFOLIO*   VALUE PORTFOLIO*   PORTFOLIO*
                                                             --------------- ------------  ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value.......  $  4,013,723             --              --              --
Investments at Value (including $0, $283,054, $591,089
 and $507,052 of securities on loan, respectively)..........            --   $  2,612,765    $  3,757,596    $  2,293,490
Temporary Cash Investments at Value & Cost..................            --         22,381          12,957           2,228
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $235,714, $532,372 and
 $462,913)..................................................            --        235,747         532,461         462,987
Segregated Cash for Futures Contracts.......................            --            788              --              --
Receivables:
  Investment Securities/Affiliated Investment Company
   Sold.....................................................            --             44          18,102           1,906
  Dividends, Interest and Tax Reclaims......................            --          2,851           1,197             681
  Securities Lending Income.................................            --             77             192             199
  Fund Shares Sold..........................................           999            736           1,075             708
Prepaid Expenses and Other Assets...........................            30             24              40              29
                                                              ------------   ------------    ------------    ------------
     Total Assets...........................................     4,014,752      2,875,413       4,323,620       2,762,228
                                                              ------------   ------------    ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................            --        235,709         532,362         462,911
  Investment Securities/Affiliated Investment Company
   Purchased................................................            --          1,515          15,318             769
  Fund Shares Redeemed......................................         1,609          1,050           1,015             703
  Due to Advisor............................................           515            462           1,368             991
  Futures Margin Variation..................................            --             32              --              --
Accrued Expenses and Other Liabilities......................           153            206             255             160
                                                              ------------   ------------    ------------    ------------
     Total Liabilities......................................         2,277        238,974         550,318         465,534
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  4,012,475   $  2,636,439    $  3,773,302    $  2,296,694
                                                              ============   ============    ============    ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   155,609,784    114,978,806     119,917,763      63,620,552
                                                              ============   ============    ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................  $      25.79   $      22.93    $      31.47    $      36.10
                                                              ============   ============    ============    ============
Investments in Affiliated Investment Company at Cost........  $  2,466,428   $         --    $         --    $         --
                                                              ============   ============    ============    ============
Investments at Cost.........................................  $         --   $  1,413,445    $  2,447,063    $  1,406,558
                                                              ============   ============    ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  2,358,701   $  1,666,478    $  2,336,344    $  1,356,777
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         5,630          4,408             586             547
Accumulated Net Realized Gain (Loss)........................       100,849       (233,293)        125,750          52,364
Net Unrealized Appreciation (Depreciation)..................     1,547,295      1,198,846       1,310,622         887,006
                                                              ------------   ------------    ------------    ------------
NET ASSETS..................................................  $  4,012,475   $  2,636,439    $  3,773,302    $  2,296,694
                                                              ============   ============    ============    ============
(1) NUMBER OF SHARES AUTHORIZED.............................   700,000,000    500,000,000     700,000,000     500,000,000
                                                              ============   ============    ============    ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                TAX-MANAGED   T.A. WORLD EX
                                                                              T.A. U.S. CORE        DFA         U.S. CORE
                                                                                 EQUITY 2      INTERNATIONAL     EQUITY
                                                                                PORTFOLIO     VALUE PORTFOLIO  PORTFOLIO*
                                                                              --------------  --------------- -------------
ASSETS:
Investments at Value (including $832,384, $44,965 and $73,382 of
 securities on loan, respectively)........................................... $    6,200,747   $  2,967,090   $  2,390,237
Temporary Cash Investments at Value & Cost...................................         16,066             --             --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $706,103, $49,312 and $58,200)......................................        706,220         49,318         58,207
Segregated Cash for Futures Contracts........................................             --          1,179             --
Foreign Currencies at Value..................................................             --         20,972          5,178
Cash.........................................................................             --          6,842          6,553
Receivables:
  Investment Securities Sold.................................................          4,621          3,969             87
  Dividends, Interest and Tax Reclaims.......................................          5,748         11,893          6,167
  Securities Lending Income..................................................            263             32            186
  Fund Shares Sold...........................................................          3,403          1,044            914
Prepaid Expenses and Other Assets............................................             49             50             28
                                                                              --------------   ------------   ------------
     Total Assets............................................................      6,937,117      3,062,389      2,467,557
                                                                              --------------   ------------   ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................        706,094         49,311         58,199
  Investment Securities Purchased............................................          8,351          3,640            135
  Fund Shares Redeemed.......................................................          1,863          2,888            833
  Due to Advisor.............................................................          1,170          1,262            818
  Futures Margin Variation...................................................             --             22             --
Unrealized Loss on Foreign Currency Contracts................................             --             19             --
Accrued Expenses and Other Liabilities.......................................            367            222            224
                                                                              --------------   ------------   ------------
     Total Liabilities.......................................................        717,845         57,364         60,209
                                                                              --------------   ------------   ------------
NET ASSETS................................................................... $    6,219,272   $  3,005,025   $  2,407,348
                                                                              ==============   ============   ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    434,006,014    224,785,728    256,557,633
                                                                              ==============   ============   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        14.33   $      13.37   $       9.38
                                                                              ==============   ============   ============
Investments at Cost.......................................................... $    4,016,294   $  3,020,034   $  2,152,879
                                                                              ==============   ============   ============
Foreign Currencies at Cost................................................... $           --   $     20,965   $      5,183
                                                                              ==============   ============   ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    4,026,475   $  3,158,904   $  2,219,492
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          9,703          7,613          6,348
Accumulated Net Realized Gain (Loss).........................................         (1,476)      (107,379)       (55,685)
Net Unrealized Foreign Exchange Gain (Loss)..................................             --           (382)          (167)
Net Unrealized Appreciation (Depreciation)...................................      2,184,570        (53,731)       237,360
                                                                              --------------   ------------   ------------
NET ASSETS................................................................... $    6,219,272   $  3,005,025   $  2,407,348
                                                                              ==============   ============   ============
(1) NUMBER OF SHARES AUTHORIZED..............................................  1,000,000,000    700,000,000    500,000,000
                                                                              ==============   ============   ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                   TAX-MANAGED
                                                                      U.S.                  TAX-MANAGED
                                                                   MARKETWIDE  TAX-MANAGED U.S. TARGETED  TAX-MANAGED
                                                                      VALUE    U.S. EQUITY     VALUE      U.S. SMALL
                                                                   PORTFOLIO*   PORTFOLIO    PORTFOLIO   CAP PORTFOLIO
                                                                   ----------- ----------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $3, $0, $0 and
     $0, respectively)............................................  $  86,602         --           --            --
    Interest......................................................        101         --           --            --
    Income from Securities Lending................................        658         --           --            --
    Expenses Allocated from Affiliated Investment Company.........     (8,160)        --           --            --
                                                                    ---------   --------     --------       -------
     Total Net Investment Income Received from Affiliated
      Investment Company..........................................     79,201         --           --            --
                                                                    ---------   --------     --------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $4, $17 and
   $6, respectively)..............................................         --   $ 52,123     $ 55,180       $31,185
  Income from Securities Lending..................................         --        966        2,734         2,787
                                                                    ---------   --------     --------       -------
     Total Investment Income......................................         --     53,089       57,914        33,972
                                                                    ---------   --------     --------       -------
FUND EXPENSES
  Investment Management Fees......................................     13,492      5,087       15,117        10,926
  Accounting & Transfer Agent Fees................................         26        142          201           124
  Custodian Fees..................................................         --         16           35            13
  Filing Fees.....................................................         88         66          121            70
  Shareholders' Reports...........................................         81         44           75            53
  Directors'/Trustees' Fees & Expenses............................         27         18           25            15
  Professional Fees...............................................         12         53           74            46
  Other...........................................................         23         87          121            76
                                                                    ---------   --------     --------       -------
     Total Expenses...............................................     13,749      5,513       15,769        11,323
                                                                    ---------   --------     --------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................     (7,710)        82           --            --
                                                                    ---------   --------     --------       -------
  Net Expenses....................................................      6,039      5,595       15,769        11,323
                                                                    ---------   --------     --------       -------
  NET INVESTMENT INCOME (LOSS)....................................     73,162     47,494       42,145        22,649
                                                                    ---------   --------     --------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..................................    137,584     88,808      126,974        54,458
    Futures.......................................................      4,341      1,284        4,185           259
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................   (108,432)   (30,585)     (81,804)        9,515
    Futures.......................................................         --       (507)          --            --
                                                                    ---------   --------     --------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     33,493     59,000       49,355        64,232
                                                                    ---------   --------     --------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................  $ 106,655   $106,494     $ 91,500       $86,881
                                                                    =========   ========     ========       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                        TAX-MANAGED
                                                                                            DFA      T.A. WORLD EX
                                                                        T.A. U.S. CORE INTERNATIONAL   U.S. CORE
                                                                           EQUITY 2        VALUE        EQUITY
                                                                          PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                        -------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $19, $8,797 and $6,201,
   respectively).......................................................    $115,690      $ 106,385     $ 64,033
  Income from Securities Lending.......................................       3,548          1,495        2,253
                                                                           --------      ---------     --------
     Total Investment Income...........................................     119,238        107,880       66,286
                                                                           --------      ---------     --------
FUND EXPENSES
  Investment Management Fees...........................................      12,731         14,022        8,772
  Accounting & Transfer Agent Fees.....................................         321            167          134
  Custodian Fees.......................................................          48            267          537
  Filing Fees..........................................................         211            165          137
  Shareholders' Reports................................................          85             79           53
  Directors'/Trustees' Fees & Expenses.................................          40             20           15
  Professional Fees....................................................         115            109          140
  Other................................................................         187            135          122
                                                                           --------      ---------     --------
     Total Expenses....................................................      13,738         14,964        9,910
                                                                           --------      ---------     --------
  Fees Paid Indirectly (Note C)........................................          --            (64)         (27)
                                                                           --------      ---------     --------
  Net Expenses.........................................................      13,738         14,900        9,883
                                                                           --------      ---------     --------
  NET INVESTMENT INCOME (LOSS).........................................     105,500         92,980       56,403
                                                                           --------      ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold *.......................................      (4,863)       (82,213)     (25,607)
    Futures............................................................       5,040          2,620           --
    Foreign Currency Transactions......................................          --            434          344
    Forward Currency Contracts.........................................          --            (20)           6
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     119,407        (19,773)      50,075
    Futures............................................................          --           (800)          --
    Translation of Foreign Currency Denominated Amounts................          --           (301)        (113)
                                                                           --------      ---------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     119,584       (100,053)      24,705
                                                                           --------      ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $225,084      $  (7,073)    $ 81,108
                                                                           ========      =========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, and $1, Respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          TAX-MANAGED U.S.        TAX-MANAGED U.S. EQUITY TAX-MANAGED U.S. TARGETED
                                       MARKETWIDE VALUE PORTFOLIO        PORTFOLIO            VALUE PORTFOLIO
                                       -------------------------- ----------------------  ------------------------
                                          YEAR          YEAR         YEAR        YEAR        YEAR         YEAR
                                         ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                        OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                          2016          2015         2016        2015        2016         2015
                                        ----------   ----------   ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   73,162    $   62,974   $   47,494  $   43,201  $   42,145   $   43,342
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold*.....................    137,584        62,518       88,808      42,709     126,974      135,620
   Futures............................      4,341            --        1,284          --       4,185       (2,054)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................   (108,432)      (23,233)     (30,585)     20,870     (81,804)    (114,884)
   Futures............................         --            --         (507)         --          --           --
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations..................    106,655       102,259      106,494     106,780      91,500       62,024
                                        ----------   ----------   ----------  ----------  ----------   ----------
Distributions From:
  Net Investment Income...............    (72,925)      (60,761)     (48,479)    (42,330)    (43,827)     (40,745)
  Net Short-Term Gains................         --            --           --          --          --          (76)
  Net Long-Term Gains.................         --            --           --          --    (128,578)    (125,781)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Distributions...............    (72,925)      (60,761)     (48,479)    (42,330)   (172,405)    (166,602)
                                        ----------   ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.......................    604,274       548,871      373,342     326,467     699,094      498,985
  Shares Issued in Lieu of Cash
   Distributions......................     71,818        59,551       46,609      39,973     170,363      164,498
  Shares Redeemed.....................   (558,218)     (453,223)    (335,680)   (248,188)   (685,722)    (460,740)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    117,874       155,199       84,271     118,252     183,735      202,743
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease) in
     Net Assets.......................    151,604       196,697      142,286     182,702     102,830       98,165
NET ASSETS
  Beginning of Year...................  3,860,871     3,664,174    2,494,153   2,311,451   3,670,472    3,572,307
                                        ----------   ----------   ----------  ----------  ----------   ----------
  End of Year......................... $4,012,475    $3,860,871   $2,636,439  $2,494,153  $3,773,302   $3,670,472
                                        ==========   ==========   ==========  ==========  ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     24,749        21,617       17,067      14,775      24,009       15,381
  Shares Issued in Lieu of Cash
   Distributions......................      2,864         2,373        2,081       1,830       5,626        5,326
  Shares Redeemed.....................    (22,805)      (17,856)     (15,202)    (11,187)    (23,205)     (14,363)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      4,808         6,134        3,946       5,418       6,430        6,344
                                        ==========   ==========   ==========  ==========  ==========   ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME).............................. $    5,630    $    7,827   $    4,408  $    5,563  $      586   $    3,851

                                       TAX-MANAGED U.S. SMALL
                                            CAP PORTFOLIO
                                       ----------------------
                                          YEAR        YEAR
                                         ENDED       ENDED
                                        OCT. 31,    OCT. 31,
                                          2016        2015
                                       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   22,649  $   20,857
  Net Realized Gain (Loss) on:
   Investment Securities Sold/
    Affiliated Investment
    Company Sold*.....................     54,458      98,224
   Futures............................        259        (328)
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company................      9,515     (72,674)
   Futures............................         --          --
                                       ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations..................     86,881      46,079
                                       ----------  ----------
Distributions From:
  Net Investment Income...............    (22,742)    (19,869)
  Net Short-Term Gains................         --          --
  Net Long-Term Gains.................    (94,181)    (38,979)
                                       ----------  ----------
    Total Distributions...............   (116,923)    (58,848)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    416,890     310,541
  Shares Issued in Lieu of Cash
   Distributions......................    114,492      57,581
  Shares Redeemed.....................   (394,954)   (257,603)
                                       ----------  ----------
    Net Increase (Decrease)
     from Capital Share
     Transactions.....................    136,428     110,519
                                       ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................    106,386      97,750
NET ASSETS
  Beginning of Year...................  2,190,308   2,092,558
                                       ----------  ----------
  End of Year......................... $2,296,694  $2,190,308
                                       ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     12,370       8,383
  Shares Issued in Lieu of Cash
   Distributions......................      3,318       1,619
  Shares Redeemed.....................    (11,643)     (6,992)
                                       ----------  ----------
    Net Increase (Decrease)
     from Shares Issued and
     Redeemed.........................      4,045       3,010
                                       ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT
 INCOME).............................. $      547  $    1,473

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           T.A. U.S. CORE EQUITY 2      TAX-MANAGED DFA           T.A. WORLD EX U.S. CORE
                                                  PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO    EQUITY PORTFOLIO
                                           -----------------------  ----------------------------  ----------------------
                                               YEAR        YEAR         YEAR           YEAR          YEAR        YEAR
                                              ENDED       ENDED        ENDED          ENDED         ENDED       ENDED
                                             OCT. 31,    OCT. 31,     OCT. 31,       OCT. 31,      OCT. 31,    OCT. 31,
                                               2016        2015         2016           2015          2016        2015
                                           -----------  ----------   -----------     ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   105,500  $   88,750  $    92,980     $   92,671    $   56,403  $   51,365
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      (4,863)        (24)     (82,213)       (21,424)      (25,607)    (19,292)
    Futures...............................       5,040          --        2,620             --            --          --
    Foreign Currency Transactions.........          --          --          434         (2,134)          344        (877)
    Forward Currency Contracts............          --          --          (20)            --             6          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     119,407      16,434      (19,773)      (256,082)       50,075    (129,015)
    Futures...............................          --          --         (800)            --            --          --
    Translation of Foreign Currency
     Denominated Amounts..................          --          --         (301)           202          (113)         68
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     225,084     105,160       (7,073)      (186,767)       81,108     (97,751)
                                           -----------  ----------   -----------     ----------   ----------  ----------
Distributions From:
  Net Investment Income...................    (104,283)    (85,159)     (92,814)       (85,979)      (56,154)    (50,580)
  Net Long-Term Gains.....................        (166)    (65,625)          --         (2,413)           --          --
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Total Distributions..................    (104,449)   (150,784)     (92,814)       (88,392)      (56,154)    (50,580)
                                           -----------  ----------   -----------     ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................   1,468,327   1,219,843    1,176,415        951,472       917,900     839,761
  Shares Issued in Lieu of Cash
   Distributions..........................     103,804     150,133       91,799         87,115        55,965      50,399
  Shares Redeemed.........................  (1,022,647)   (831,410)  (1,158,233)      (745,754)     (715,784)   (613,016)
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     549,484     538,566      109,981        292,833       258,081     277,144
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     670,119     492,942       10,094         17,674       283,035     128,813
NET ASSETS
  Beginning of Year.......................   5,549,153   5,056,211    2,994,931      2,977,257     2,124,313   1,995,500
                                           -----------  ----------   -----------     ----------   ----------  ----------
  End of Year............................. $ 6,219,272  $5,549,153  $ 3,005,025     $2,994,931    $2,407,348  $2,124,313
                                           ===========  ==========   ===========     ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     108,691      86,397       94,213         66,366       104,147      87,442
  Shares Issued in Lieu of Cash
   Distributions..........................       7,436      10,899        7,334          5,863         6,257       5,244
  Shares Redeemed.........................     (75,853)    (59,495)     (92,625)       (52,624)      (82,262)    (65,047)
                                           -----------  ----------   -----------     ----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      40,274      37,801        8,922         19,605        28,142      27,639
                                           ===========  ==========   ===========     ==========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $     9,703  $   10,700  $     7,613     $   10,536    $    6,348  $    6,297

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1, and $0, Respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                                   ----------------------------------------------------------------------
                                                        YEAR           YEAR           YEAR           YEAR           YEAR
                                                       ENDED          ENDED          ENDED          ENDED          ENDED
                                                      OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                        2016           2015           2014           2013           2012
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    25.60     $    25.33     $    22.35     $    16.76     $    14.42
                                                   ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.47           0.43           0.35           0.32           0.28
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.19           0.25           2.98           5.60           2.33
                                                   ----------     ----------     ----------     ----------     ----------
   Total from Investment Operations...............       0.66           0.68           3.33           5.92           2.61
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.47)         (0.41)         (0.35)         (0.33)         (0.27)
                                                   ----------     ----------     ----------     ----------     ----------
   Total Distributions............................      (0.47)         (0.41)         (0.35)         (0.33)         (0.27)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    25.79     $    25.60     $    25.33     $    22.35     $    16.76
=================================================  ==========     ==========     ==========     ==========     ==========
Total Return......................................       2.66%          2.73%         14.98%         35.71%         18.34%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $4,012,475     $3,860,871     $3,664,174     $3,110,436     $2,345,296
Ratio of Expenses to Average Net Assets...........       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.38%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.57%(B)       0.43%(B)       0.37%(B)       0.37%(B)       0.38%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.90%          1.65%          1.45%          1.66%          1.83%
Portfolio Turnover Rate...........................        N/A            N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------

                                                                TAX-MANAGED U.S. EQUITY PORTFOLIO
                                                   ----------------------------------------------------------
                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                      2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $    22.46  $    21.89  $    19.20  $    15.16  $    13.48
                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.42        0.40        0.34        0.32        0.27
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.48        0.56        2.69        4.05        1.67
                                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       0.90        0.96        3.03        4.37        1.94
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.43)      (0.39)      (0.34)      (0.33)      (0.26)
                                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (0.43)      (0.39)      (0.34)      (0.33)      (0.26)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $    22.93  $    22.46  $    21.89  $    19.20  $    15.16
=================================================  ==========  ==========  ==========  ==========  ==========
Total Return......................................       4.05%       4.47%      15.89%      29.15%      14.57%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $2,636,439  $2,494,153  $2,311,451  $1,991,461  $1,522,411
Ratio of Expenses to Average Net Assets...........       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor)............................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.87%       1.79%       1.66%       1.89%       1.87%
Portfolio Turnover Rate...........................          4%          1%          2%          3%          7%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    32.34  $    33.34  $    31.06  $    22.89  $    20.02
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.36        0.39        0.26        0.33        0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.28        0.16        3.11        8.69        2.85
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       0.64        0.55        3.37        9.02        3.06
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.37)      (0.37)      (0.27)      (0.34)      (0.19)
  Net Realized Gains.........................................      (1.14)      (1.18)      (0.82)      (0.51)         --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.51)      (1.55)      (1.09)      (0.85)      (0.19)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    31.47  $    32.34  $    33.34  $    31.06  $    22.89
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       2.21%       1.89%      11.10%      40.60%      15.39%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,773,302  $3,670,472  $3,572,307  $3,201,053  $2,378,567
Ratio of Expenses to Average Net Assets......................       0.44%       0.44%       0.43%       0.44%       0.44%
Ratio of Net Investment Income to Average Net Assets.........       1.17%       1.19%       0.80%       1.24%       0.98%
Portfolio Turnover Rate......................................         20%         14%          7%          6%         12%
--------------------------------------------------------------------------------------------------------------------------

                                                                         TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    36.77  $    36.99  $    34.31  $    24.93  $    22.07
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.36        0.36        0.25        0.35        0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.92        0.45        2.69        9.40        2.85
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       1.28        0.81        2.94        9.75        3.06
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.37)      (0.34)      (0.26)      (0.37)      (0.20)
  Net Realized Gains.........................................      (1.58)      (0.69)         --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.95)      (1.03)      (0.26)      (0.37)      (0.20)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    36.10  $    36.77  $    36.99  $    34.31  $    24.93
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................       3.75%       2.31%       8.58%      39.55%      13.95%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,296,694  $2,190,308  $2,092,558  $1,872,935  $1,331,266
Ratio of Expenses to Average Net Assets......................       0.52%       0.52%       0.52%       0.52%       0.53%
Ratio of Net Investment Income to Average Net Assets.........       1.04%       0.96%       0.70%       1.20%       0.90%
Portfolio Turnover Rate......................................         10%          8%          7%          7%         17%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                                                   ----------------------------------------------------------
                                                                      YEAR        YEAR        YEAR        YEAR        YEAR
                                                                     ENDED       ENDED       ENDED       ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                      2016        2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................ $    14.09  $    14.21  $    12.78  $     9.75  $     8.63
                                                                   ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.25        0.24        0.20        0.19        0.16
  Net Gains (Losses) on Securities (Realized and Unrealized)......       0.24        0.05        1.55        3.04        1.11
                                                                   ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............................       0.49        0.29        1.75        3.23        1.27
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.25)      (0.23)      (0.20)      (0.19)      (0.15)
  Net Realized Gains..............................................         --       (0.18)      (0.12)      (0.01)         --
                                                                   ----------  ----------  ----------  ----------  ----------
   Total Distributions............................................      (0.25)      (0.41)      (0.32)      (0.20)      (0.15)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................................... $    14.33  $    14.09  $    14.21  $    12.78  $     9.75
================================================================== ==========  ==========  ==========  ==========  ==========
Total Return......................................................       3.55%       2.14%      13.88%      33.58%      14.82%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................... $6,219,272  $5,549,153  $5,056,211  $4,103,753  $2,853,234
Ratio of Expenses to Average Net Assets...........................       0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets..............       1.82%       1.65%       1.51%       1.72%       1.71%
Portfolio Turnover Rate...........................................          7%          7%          7%          2%          6%
-------------------------------------------------------------------------------------------------------------------------------

                                                                           TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                                                   -------------------------------------------------------------
                                                                       YEAR         YEAR         YEAR        YEAR        YEAR
                                                                      ENDED        ENDED        ENDED       ENDED       ENDED
                                                                     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                       2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................................ $    13.87   $    15.17   $    15.99   $    12.91  $    12.99
                                                                   ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................................       0.42         0.44         0.66         0.39        0.42
  Net Gains (Losses) on Securities (Realized and Unrealized)......      (0.50)       (1.32)       (0.83)        3.09       (0.10)
                                                                   ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations...............................      (0.08)       (0.88)       (0.17)        3.48        0.32
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................................      (0.42)       (0.41)       (0.65)       (0.40)      (0.40)
  Net Realized Gains..............................................         --        (0.01)          --           --          --
                                                                   ----------   ----------   ----------   ----------  ----------
   Total Distributions............................................      (0.42)       (0.42)       (0.65)       (0.40)      (0.40)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................................... $    13.37   $    13.87   $    15.17   $    15.99  $    12.91
================================================================== ==========   ==========   ==========   ==========  ==========
Total Return......................................................      (0.30)%      (5.93)%      (1.29)%      27.39%       2.77%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................... $3,005,025   $2,994,931   $2,977,257   $2,758,384  $1,971,388
Ratio of Expenses to Average Net Assets...........................       0.53%        0.53%        0.53%        0.53%       0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly)...................       0.53%        0.53%        0.53%        0.53%       0.55%
Ratio of Net Investment Income to Average Net Assets..............       3.32%        2.99%        4.13%        2.70%       3.32%
Portfolio Turnover Rate...........................................         18%          25%          13%          12%         18%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                              ------------------------------------------------------------
                                 YEAR         YEAR         YEAR        YEAR        YEAR
                                ENDED        ENDED        ENDED       ENDED       ENDED
                               OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                 2016         2015         2014        2013        2012
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     9.30  $     9.94   $    10.25   $     8.56  $     8.39
                              ----------  ----------   ----------   ----------  ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................       0.23        0.24         0.28         0.23        0.23
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       0.08       (0.65)       (0.30)        1.70        0.16
                              ----------  ----------   ----------   ----------  ----------
   Total from Investment
    Operations...............       0.31       (0.41)       (0.02)        1.93        0.39
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......      (0.23)      (0.23)       (0.27)       (0.24)      (0.22)
 Net Realized Gains..........         --          --        (0.02)          --          --
                              ----------  ----------   ----------   ----------  ----------
   Total Distributions.......      (0.23)      (0.23)       (0.29)       (0.24)      (0.22)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $     9.38  $     9.30   $     9.94   $    10.25  $     8.56
============================  ==========  ==========   ==========   ==========  ==========
Total Return.................       3.48%      (4.15)%      (0.25)%      22.88%       4.90%
-------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $2,407,348  $2,124,313   $1,995,500   $1,725,895  $1,240,607
Ratio of Expenses to
 Average Net Assets..........       0.45%       0.45%        0.45%        0.46%       0.49%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...       0.45%       0.45%        0.45%        0.46%       0.49%
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.57%       2.42%        2.71%        2.45%       2.77%
Portfolio Turnover Rate......          7%          5%           8%           2%          3%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining eighty-eight portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Feeder Fund owned 72% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Prior to February 28, 2011, Tax-Managed U.S. Equity Portfolio invested substantially all of its assets in The Tax-Managed U.S. Equity Series (the "Equity Series"). At the close of business February 25, 2011, Tax-Managed U.S. Equity Portfolio received its pro rata share of cash and securities from the Equity Series in a complete liquidation of its interest in the Equity Series. Effective February 28, 2011, Tax-Managed U.S. Equity Portfolio invests directly in securities rather than through the Equity Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic

Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2016, T.A. World Ex US Core Equity Portfolio had significant transfers of securities with a total value of $45,938 (in thousands), that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2016, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          INVESTMENT
                                                        MANAGEMENT FEES
         -                                              ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio......      0.40%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the year ended October 31, 2016, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                               PREVIOUSLY
                                                               RECOVERY       WAIVED FEES/
                                                 EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                        AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                      ---------- ---------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio(1).    0.35%          --                --
Tax-Managed U.S. Equity Portfolio(2)...........    0.22%         $92               $42
T.A. U.S. Core Equity 2 Portfolio(3)...........    0.30%          --                --
T.A. World ex U.S. Core Equity Portfolio(4)....    0.60%          --                --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
           -                                              ----------
           Tax-Managed DFA International Value Portfolio.    $64
           T.A. World ex U.S. Core Equity Portfolio......     27

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid to the CCO by the Fund were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $101
              Tax-Managed U.S. Equity Portfolio.............  108
              Tax-Managed U.S. Targeted Value Portfolio.....  104
              Tax-Managed U.S. Small Cap Portfolio..........   61
              T.A. U.S. Core Equity 2 Portfolio.............  111
              Tax-Managed DFA International Value Portfolio.   90
              T.A. World ex U.S. Core Equity Portfolio......   46

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES   SALES
                                                      ---------- --------
       Tax-Managed U.S. Equity Portfolio............. $  206,302 $ 92,648
       Tax-Managed U.S. Targeted Value Portfolio.....    792,827  709,341
       Tax-Managed U.S. Small Cap Portfolio..........    352,728  219,541
       T.A. U.S. Core Equity 2 Portfolio.............  1,100,207  380,889
       Tax-Managed DFA International Value Portfolio.    608,793  514,734
       T.A. World ex U.S. Core Equity Portfolio......    416,412  157,840

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $5,919         $(2,434)       $(3,485)
Tax-Managed U.S. Equity Portfolio.............         --            (170)           170
Tax-Managed U.S. Targeted Value Portfolio.....      6,572          (1,583)        (4,989)
Tax-Managed U.S. Small Cap Portfolio..........      2,896            (833)        (2,063)
T.A. U.S. Core Equity 2 Portfolio.............        985          (2,214)         1,229
Tax-Managed DFA International Value Portfolio.      3,896          (3,089)          (807)
T.A. World ex U.S. Core Equity Portfolio......      2,159            (198)        (1,961)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2015..........................................    $ 60,761            --    $ 60,761
2016..........................................      72,925            --      72,925
Tax-Managed U.S. Equity Portfolio
2015..........................................      42,330            --      42,330
2016..........................................      48,479            --      48,479
Tax-Managed U.S. Targeted Value Portfolio
2015..........................................      40,821      $125,781     166,602
2016..........................................      43,823       128,582     172,405
Tax-Managed U.S. Small Cap Portfolio
2015..........................................      19,870        38,979      58,849
2016..........................................      22,739        94,184     116,923
T.A. U.S. Core Equity 2 Portfolio
2015..........................................      85,159        65,625     150,784
2016..........................................     104,283           166     104,449
Tax-Managed DFA International Value Portfolio
2015..........................................      85,981         2,411      88,392
2016..........................................      92,814            --      92,814
T.A. World ex U.S. Core Equity Portfolio
2015..........................................      50,580            --      50,580
2016..........................................      56,154            --      56,154

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio...    $(2,434)       $(3,485)   $(5,919)
Tax-Managed U.S. Equity Portfolio.............         --             --         --
Tax-Managed U.S. Targeted Value Portfolio.....     (1,582)        (4,990)    (6,572)
Tax-Managed U.S. Small Cap Portfolio..........       (832)        (2,064)    (2,896)
T.A. U.S. Core Equity 2 Portfolio.............       (983)            (2)      (985)
Tax-Managed DFA International Value Portfolio.     (3,896)            --     (3,896)
T.A. World ex U.S. Core Equity Portfolio......     (2,159)            --     (2,159)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.......................     $5,798       $101,284             --     $1,546,859    $1,653,941
Tax-Managed U.S. Equity Portfolio.      4,514             --      $(233,619)     1,199,305       970,200

                                          UNDISTRIBUTED                                               TOTAL NET
                                          NET INVESTMENT                                            DISTRIBUTABLE
                                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                          -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Targeted Value
  Portfolio..............................     $  689       $127,981            --      $1,308,391    $1,437,061
Tax-Managed U.S. Small Cap Portfolio.....        608         54,087            --         885,283       939,978
T.A. U.S. Core Equity 2 Portfolio........      9,817            230            --       2,182,863     2,192,910
Tax-Managed DFA International Value
  Portfolio..............................      7,935             --      $(94,040)        (67,685)     (153,790)
T.A. World ex U.S. Core Equity Portfolio.      7,652             --       (52,905)        233,156       187,903

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    EXPIRES ON OCTOBER 31,
                                                  ---------------------------
                                                    2017   UNLIMITED  TOTAL
                                                  -------- --------- --------
   Tax-Managed U.S. Marketwide Value Portfolio...       --       --        --
   Tax-Managed U.S. Equity Portfolio............. $233,619       --  $233,619
   Tax-Managed U.S. Targeted Value Portfolio.....       --       --        --
   Tax-Managed U.S. Small Cap Portfolio..........       --       --        --
   T.A. U.S. Core Equity 2 Portfolio.............       --       --        --
   Tax-Managed DFA International Value Portfolio.       --  $94,040    94,040
   T.A. World ex U.S. Core Equity Portfolio......       --   52,905    52,905

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio. $37,141
              Tax-Managed U.S. Equity Portfolio...........  89,351

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                                FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,466,864  $1,546,859          --     $1,546,859
Tax-Managed U.S. Equity Portfolio.............  1,671,589   1,244,477   $ (45,173)     1,199,304
Tax-Managed U.S. Targeted Value Portfolio.....  2,994,623   1,430,717    (122,326)     1,308,391
Tax-Managed U.S. Small Cap Portfolio..........  1,873,422     958,432     (73,149)       885,283
T.A. U.S. Core Equity 2 Portfolio.............  4,740,170   2,265,640     (82,777)     2,182,863
Tax-Managed DFA International Value Portfolio.  3,083,719     321,739    (389,050)       (67,311)
T.A. World ex U.S. Core Equity Portfolio......  2,215,117     509,028    (275,701)       233,327

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- ---------- -------- ----------- ----------
Tax-Managed U.S. Equity
  Portfolio............. S&P 500 Emini Index(R)   12/16/16     175     $18,551     $(507)      $788
                                                                       -------     -----       ----
                                                                       $18,551     $(507)      $788
                                                                       =======     =====       ====

                                                        EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                     DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                               ------------------------ ---------- ---------- -------- ----------- ----------
Tax-Managed DFA International
  Value Portfolio............. Mini MSCI EAFE Index(R)   12/16/16     120     $ 9,994     $(365)     $  455
Tax-Managed DFA International
  Value Portfolio............. S&P 500 Emini Index(R)    12/16/16     150      15,901      (435)        724
                                                                              -------     -----      ------
                                                                              $25,895     $(800)     $1,179
                                                                              =======     =====      ======

   3. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the T.A. World ex U.S. Core Equity Portfolio had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                        FORWARD
                                                       CURRENCY
                                                       CONTRACTS FUTURES
                                                       --------- -------
        Tax-Managed U.S. Equity Portfolio.............     --    $10,775
        Tax-Managed U.S. Targeted Value Portfolio*....     --     14,926
        T.A. U.S. Core Equity 2 Portfolio*............     --     21,544
        Tax-Managed DFA International Value Portfolio.     --     19,905
        T.A. World ex U.S. Core Equity Portfolio*.....   $454         --

* The Portfolio had derivative activity during the period but it did not have open positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                                  LIABILITY DERIVATIVES VALUE
   -                                              -------------------------
                                                    TOTAL VALUE
                                                         AT          EQUITY
                                                  OCTOBER 31, 2016  CONTRACTS
                                                  ----------------  ---------
   Tax-Managed U.S. Equity Portfolio.............      $(507)         $(507)
   Tax-Managed DFA International Value Portfolio.       (800)          (800)

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                    REALIZED GAIN (LOSS) ON
                                                          DERIVATIVES
                                                  -----------------------------
                                                            FOREIGN
                                                           EXCHANGE    EQUITY
                                                   TOTAL   CONTRACTS  CONTRACTS
                                                  ------   ---------  ---------
   Tax-Managed U.S. Marketwide Value Portfolio... $4,341       --      $4,341
   Tax-Managed U.S. Equity Portfolio.............  1,284       --       1,284
   Tax-Managed U.S. Targeted Value Portfolio.....  4,185       --       4,185
   Tax-Managed U.S. Small Cap Portfolio..........    259       --         259
   T.A. U.S. Core Equity 2 Portfolio.............  5,040       --       5,040
   Tax-Managed DFA International Value Portfolio.  2,600     $(20)      2,620
   T.A. World ex U.S. Core Equity Portfolio......      6        6          --

                                                     CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION) ON
                                                          DERIVATIVES
                                                  -----------------------------
                                                            FOREIGN
                                                           EXCHANGE    EQUITY
                                                   TOTAL   CONTRACTS  CONTRACTS
                                                  ------   ---------  ---------
   Tax-Managed U.S. Equity Portfolio............. $ (507)      --      $ (507)
   Tax-Managed DFA International Value Portfolio.   (800)      --        (800)


H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio........     0.95%       $ 2,001         16        $ 1        $ 3,487
Tax-Managed U.S. Targeted Value
  Portfolio..............................     1.08%         4,979         13          2         11,566
Tax-Managed U.S. Small Cap Portfolio.....     1.10%         3,325         15          2          9,539
T.A. U.S. Core Equity 2 Portfolio........     1.07%         3,711         10          1         18,165
Tax-Managed DFA International Value
  Portfolio..............................     0.96%         5,859         28          4         28,128
T.A. World ex U.S. Core Equity Portfolio.     1.00%        16,507         33         16         43,743

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016 if any, were executed by the Portfolios pursuant to Rule17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Dimensional Fund Advisors LP (or an affiliate) serves as investment adviser. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                    REALIZED
  PORTFOLIO                                      PURCHASES  SALES  GAIN (LOSS)
  ---------                                      --------- ------- -----------
  Tax-Managed U.S. Equity Portfolio.............  $30,540  $ 3,037  $  2,057
  Tax-Managed U.S. Targeted Value Portfolio.....   54,623   66,532    (1,586)
  Tax-Managed U.S. Small Cap Portfolio..........   26,981   37,033     2,894
  T.A. U.S. Core Equity 2 Portfolio.............   62,466   96,820   (32,974)
  Tax-Managed DFA International Value Portfolio.   25,271   43,477    (5,365)
  T.A. World ex U.S. Core Equity Portfolio......    9,481   23,624       105

J. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $ 53,503
            Tax-Managed U.S. Targeted Value Portfolio.....   73,869
            Tax-Managed U.S. Small Cap Portfolio..........   55,365
            T.A. U.S. Core Equity 2 Portfolio.............  146,354
            Tax-Managed DFA International Value Portfolio.       41
            T.A. World ex U.S. Core Equity Portfolio......   23,628
            The Tax-Managed U.S. Marketwide Value Series..   85,241

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                            AS OF OCTOBER 31, 2016
                                           ---------------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                           ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........... $235,746,845     --         --         --    $235,746,845

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
 Common Stocks............................ $532,460,710     --         --         --    $532,460,710

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
 Common Stocks, Rights/Warrants........... $462,986,936     --         --         --    $462,986,936

T.A. U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants........... $706,219,906     --         --         --    $706,219,906

TAX-MANAGED DFA INTERNATIONAL VALUE
  PORTFOLIO
 Common Stocks............................ $ 49,317,792     --         --         --    $ 49,317,792

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks............................ $ 58,206,865     --         --         --    $ 58,206,865

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             89%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             95%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             90%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             89%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                      % BREAKDOWN OF DISTRIBUTION SOURCES
                                               -------------------------------------------------
                                                  NET      NET REALIZED   NET REALIZED
                                               INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                   INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                 ---------- -------------- -------------- ---------
Tax-Managed U.S. Marketwide Value Portfolio
   December 16, 2015..........................     90%          0%             0%          10%
Tax-Managed U.S. Targeted Value Portfolio
   December 16, 2015..........................     88%          0%             0%          12%
Tax-Managed U.S. Equity Portfolio
   December 16, 2015..........................     90%          0%             0%          10%
Tax-Managed U.S. Small Cap Portfolio
   December 16, 2015..........................     88%          0%             0%          12%
T.A. U.S. Core Equity 2 Portfolio
   December 16, 2015..........................     91%          0%             0%           9%
Tax-Managed DFA International Value Portfolio
   December 16, 2015..........................     89%          0%             0%          11%
T.A. World ex U.S. Core Equity Portfolio
   December 16, 2015..........................     76%          0%             0%          24%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

            The Tax-Managed U.S. Marketwide         Russell 3000/R/
                     Value Series                     Value Index
            -------------------------------       -------------------
10/2006                    $10,000                     $10,000
11/2006                     10,248                      10,233
12/2006                     10,443                      10,450
01/2007                     10,718                      10,586
02/2007                     10,580                      10,424
03/2007                     10,702                      10,582
04/2007                     11,082                      10,948
05/2007                     11,604                      11,343
06/2007                     11,356                      11,078
07/2007                     10,739                      10,529
08/2007                     10,681                      10,655
09/2007                     10,950                      10,995
10/2007                     10,960                      11,006
11/2007                     10,317                      10,445
12/2007                     10,274                      10,345
01/2008                      9,868                       9,930
02/2008                      9,509                       9,515
03/2008                      9,335                       9,460
04/2008                      9,863                       9,908
05/2008                     10,084                       9,920
06/2008                      8,971                       8,971
07/2008                      8,902                       8,976
08/2008                      9,082                       9,151
09/2008                      8,311                       8,499
10/2008                      6,454                       7,008
11/2008                      5,815                       6,481
12/2008                      6,011                       6,595
01/2009                      5,230                       5,821
02/2009                      4,528                       5,041
03/2009                      5,003                       5,473
04/2009                      5,868                       6,083
05/2009                      6,311                       6,438
06/2009                      6,222                       6,393
07/2009                      6,860                       6,933
08/2009                      7,314                       7,293
09/2009                      7,641                       7,582
10/2009                      7,277                       7,328
11/2009                      7,615                       7,727
12/2009                      7,894                       7,898
01/2010                      7,673                       7,675
02/2010                      8,026                       7,926
03/2010                      8,660                       8,454
04/2010                      8,997                       8,704
05/2010                      8,227                       7,987
06/2010                      7,599                       7,517
07/2010                      8,206                       8,028
08/2010                      7,668                       7,664
09/2010                      8,433                       8,276
10/2010                      8,760                       8,530
11/2010                      8,781                       8,505
12/2010                      9,609                       9,179
01/2011                      9,847                       9,370
02/2011                     10,401                       9,727
03/2011                     10,470                       9,773
04/2011                     10,718                      10,025
05/2011                     10,549                       9,913
06/2011                     10,364                       9,706
07/2011                      9,926                       9,384
08/2011                      9,098                       8,779
09/2011                      8,174                       8,092
10/2011                      9,314                       9,037
11/2011                      9,240                       8,992
12/2011                      9,335                       9,170
01/2012                      9,821                       9,538
02/2012                     10,338                       9,899
03/2012                     10,559                      10,193
04/2012                     10,364                      10,086
05/2012                      9,636                       9,492
06/2012                     10,142                       9,962
07/2012                     10,232                      10,050
08/2012                     10,617                      10,275
09/2012                     10,997                      10,604
10/2012                     11,034                      10,546
11/2012                     11,103                      10,544
12/2012                     11,425                      10,779
01/2013                     12,179                      11,475
02/2013                     12,369                      11,638
03/2013                     12,982                      12,100
04/2013                     13,071                      12,268
05/2013                     13,499                      12,587
06/2013                     13,420                      12,481
07/2013                     14,237                      13,165
08/2013                     13,815                      12,659
09/2013                     14,322                      13,008
10/2013                     14,997                      13,566
11/2013                     15,620                      13,957
12/2013                     16,053                      14,303
01/2014                     15,420                      13,791
02/2014                     15,984                      14,390
03/2014                     16,222                      14,721
04/2014                     16,259                      14,819
05/2014                     16,644                      15,027
06/2014                     17,071                      15,440
07/2014                     16,807                      15,123
08/2014                     17,425                      15,687
09/2014                     16,982                      15,306
10/2014                     17,272                      15,704
11/2014                     17,499                      15,995
12/2014                     17,673                      16,119
01/2015                     16,786                      15,472
02/2015                     18,005                      16,218
03/2015                     17,831                      16,036
04/2015                     18,016                      16,147
05/2015                     18,290                      16,336
06/2015                     18,100                      16,036
07/2015                     18,153                      16,064
08/2015                     17,008                      15,121
09/2015                     16,475                      14,659
10/2015                     17,778                      15,742
11/2015                     17,810                      15,833
12/2015                     17,214                      15,453
01/2016                     16,116                      14,636
02/2016                     16,079                      14,640
03/2016                     17,208                      15,707
04/2016                     17,641                      16,037
05/2016                     17,847                      16,289
06/2016                     17,826                      16,424
07/2016                     18,311                      16,931
08/2016                     18,501                      17,083           Past performance is not predictive of
09/2016                     18,586                      17,060           future performance.
10/2016                     18,274                      16,774           The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2016, all rights
                                2.79%      14.43%      6.21%             reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

            Russell 3000(R) Index............................. 4.24%
            Russell Microcap(R) Index (micro-cap stocks)...... 1.54%
            Russell 2000(R) Index (small-cap stocks).......... 4.11%
            Russell 1000(R) Index (large-cap stocks).......... 4.26%
            Dow Jones U.S. Select REIT Index/SM/.............. 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

      Russell 2000(R) Value Index (small-cap value stocks)........  8.81%
      Russell 2000(R) Growth Index (small-cap growth stocks)...... -0.49%
      Russell 1000(R) Value Index (large-cap value stocks)........  6.37%
      Russell 1000(R) Growth Index (large-cap growth stocks)......  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. value stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were 2.79% for the Series and 6.55% for the Russell 3000(R) Value Index the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. As compared to the benchmark, the Series places more emphasis on lower relative price securities, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile of those securities underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from its performance relative to the Benchmark as REITs and utilities outperformed most other sectors during the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/16  10/31/16    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,035.90    0.21%    $1.07
Hypothetical 5% Annual Return................ $1,000.00 $1,024.08    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
              Consumer Discretionary.......................  15.3%
              Consumer Staples.............................   8.7%
              Energy.......................................  13.6%
              Financials...................................  20.6%
              Health Care..................................  11.1%
              Industrials..................................  12.1%
              Information Technology.......................  12.0%
              Materials....................................   2.1%
              Real Estate..................................   0.1%
              Telecommunication Services...................   4.3%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (14.5%)
#*  Charter Communications, Inc. Class A...   339,394 $   84,811,167            1.5%
    Comcast Corp. Class A.................. 3,644,823    225,322,958            4.1%
    Ford Motor Co.......................... 2,562,394     30,082,505            0.6%
    General Motors Co...................... 1,063,145     33,595,382            0.6%
    Time Warner, Inc....................... 1,534,860    136,587,191            2.5%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     33,819,551            0.6%
    Other Securities.......................              305,379,188            5.4%
                                                      --------------          ------
Total Consumer Discretionary...............              849,597,942           15.3%
                                                      --------------          ------
Consumer Staples -- (8.2%)
    Archer-Daniels-Midland Co..............   813,476     35,443,149            0.6%
    CVS Health Corp........................ 1,510,745    127,053,654            2.3%
    Mondelez International, Inc. Class A... 2,081,099     93,524,589            1.7%
    Tyson Foods, Inc. Class A..............   405,030     28,696,375            0.5%
    Wal-Mart Stores, Inc...................   679,033     47,545,891            0.9%
    Walgreens Boots Alliance, Inc..........   394,449     32,632,766            0.6%
    Other Securities.......................              115,015,718            2.0%
                                                      --------------          ------
Total Consumer Staples.....................              479,912,142            8.6%
                                                      --------------          ------
Energy -- (12.9%)
    Anadarko Petroleum Corp................   475,268     28,249,930            0.5%
    Chevron Corp........................... 1,154,064    120,888,204            2.2%
    ConocoPhillips......................... 1,601,249     69,574,269            1.3%
    Exxon Mobil Corp....................... 2,448,223    203,985,940            3.7%
    Marathon Petroleum Corp................   903,936     39,402,570            0.7%
    Phillips 66............................   883,414     71,689,046            1.3%
    Schlumberger, Ltd......................   603,242     47,191,622            0.9%
    Valero Energy Corp.....................   605,899     35,893,457            0.7%
    Other Securities.......................              135,755,749            2.3%
                                                      --------------          ------
Total Energy...............................              752,630,787           13.6%
                                                      --------------          ------
Financials -- (19.5%)
    American International Group, Inc......   838,781     51,752,788            0.9%
    Bank of America Corp................... 5,636,194     92,997,201            1.7%
    Capital One Financial Corp.............   373,787     27,675,189            0.5%
    Citigroup, Inc......................... 1,870,326     91,926,523            1.7%
    CME Group, Inc.........................   414,385     41,479,938            0.8%
    Goldman Sachs Group, Inc. (The)........   209,155     37,279,787            0.7%
    JPMorgan Chase & Co.................... 2,695,925    186,719,765            3.4%
    MetLife, Inc...........................   958,812     45,025,812            0.8%
    Morgan Stanley......................... 1,036,923     34,809,505            0.6%
    Prudential Financial, Inc..............   497,625     42,193,624            0.8%
    Synchrony Financial....................   914,357     26,141,467            0.5%
    Wells Fargo & Co....................... 1,956,746     90,029,883            1.6%
    Other Securities.......................              373,012,093            6.6%
                                                      --------------          ------
Total Financials...........................            1,141,043,575           20.6%
                                                      --------------          ------
Health Care -- (10.5%)
    Aetna, Inc.............................   558,462     59,950,896            1.1%
    Anthem, Inc............................   504,640     61,495,430            1.1%
*   Express Scripts Holding Co.............   493,239     33,244,309            0.6%
    Humana, Inc............................   236,814     40,620,705            0.8%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Medtronic P.L.C...............................................    764,960 $   62,742,019            1.1%
      Pfizer, Inc...................................................  4,874,915    154,583,555            2.8%
      Thermo Fisher Scientific, Inc.................................    499,520     73,444,426            1.3%
      Other Securities..............................................               128,339,616            2.3%
                                                                                --------------          ------
Total Health Care...................................................               614,420,956           11.1%
                                                                                --------------          ------
Industrials -- (11.4%)
      CSX Corp......................................................  1,242,950     37,922,404            0.7%
      General Electric Co...........................................  3,873,888    112,730,141            2.1%
      Norfolk Southern Corp.........................................    545,229     50,706,297            0.9%
      Southwest Airlines Co.........................................    645,761     25,862,728            0.5%
      Union Pacific Corp............................................    888,128     78,315,127            1.4%
      Other Securities..............................................               362,719,252            6.5%
                                                                                --------------          ------
Total Industrials...................................................               668,255,949           12.1%
                                                                                --------------          ------
Information Technology -- (11.4%)
      Activision Blizzard, Inc......................................    982,162     42,399,934            0.8%
      Cisco Systems, Inc............................................  4,149,274    127,299,726            2.3%
      Intel Corp....................................................  4,407,379    153,685,306            2.8%
      QUALCOMM, Inc.................................................  1,059,256     72,792,072            1.3%
*     Yahoo!, Inc...................................................  1,048,770     43,576,393            0.8%
      Other Securities..............................................               224,356,216            4.0%
                                                                                --------------          ------
Total Information Technology........................................               664,109,647           12.0%
                                                                                --------------          ------
Materials -- (2.0%)
      Other Securities..............................................               115,737,121            2.1%
                                                                                --------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                 2,975,594            0.1%
                                                                                --------------          ------
Telecommunication Services -- (4.0%)
      AT&T, Inc.....................................................  5,474,287    201,399,019            3.6%
      Other Securities..............................................                34,832,133            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               236,231,152            4.3%
                                                                                --------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                 5,629,847            0.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             5,530,544,712           99.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   167,859            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             5,530,712,571
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 11,204,446     11,204,446            0.2%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@  DFA Short Term Investment Fund................................ 26,327,188    304,658,223            5.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,671,390,515)...........................................              $5,846,575,240          105.6%
                                                                                ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  849,597,942           --   --    $  849,597,942
  Consumer Staples............    479,912,142           --   --       479,912,142
  Energy......................    752,630,787           --   --       752,630,787
  Financials..................  1,141,043,575           --   --     1,141,043,575
  Health Care.................    614,420,956           --   --       614,420,956
  Industrials.................    668,255,949           --   --       668,255,949
  Information Technology......    664,109,647           --   --       664,109,647
  Materials...................    115,737,121           --   --       115,737,121
  Real Estate.................      2,975,594           --   --         2,975,594
  Telecommunication Services..    236,231,152           --   --       236,231,152
  Utilities...................      5,629,847           --   --         5,629,847
Rights/Warrants...............             -- $    167,859   --           167,859
Temporary Cash Investments....     11,204,446           --   --        11,204,446
Securities Lending Collateral.             --  304,658,223   --       304,658,223
                               -------------- ------------   --    --------------
TOTAL......................... $5,541,749,158 $304,826,082   --    $5,846,575,240
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $379,738 of securities on loan)*............................... $5,530,713
Temporary Cash Investments at Value & Cost.....................................................     11,204
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $304,624).    304,658
Receivables:
  Investment Securities Sold...................................................................      7,297
  Dividends and Interest.......................................................................      6,133
  Securities Lending Income....................................................................         63
                                                                                                ----------
     Total Assets..............................................................................  5,860,068
                                                                                                ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................    304,621
  Investment Securities Purchased..............................................................     15,799
  Due to Advisor...............................................................................        947
Accrued Expenses and Other Liabilities.........................................................        297
                                                                                                ----------
     Total Liabilities.........................................................................    321,664
                                                                                                ----------
NET ASSETS..................................................................................... $5,538,404
                                                                                                ==========
Investments at Cost............................................................................ $3,355,562
                                                                                                ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $4)............... $ 119,737
    Income from Securities Lending................................       909
                                                                   ---------
       Total Investment Income....................................   120,646
                                                                   ---------
  EXPENSES
    Investment Management Fees....................................    10,647
    Accounting & Transfer Agent Fees..............................       262
    Custodian Fees................................................        47
    Shareholders' Reports.........................................        22
    Directors'/Trustees' Fees & Expenses..........................        37
    Professional Fees.............................................       100
    Other.........................................................       154
                                                                   ---------
       Total Expenses.............................................    11,269
                                                                   ---------
    Net Expenses..................................................    11,269
                                                                   ---------
    NET INVESTMENT INCOME (LOSS)..................................   109,377
                                                                   ---------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold**................................   194,648
      Futures.....................................................     5,998
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.......................................  (153,025)
                                                                   ---------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................    47,621
                                                                   ---------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $ 156,998
                                                                   =========

**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            YEAR        YEAR
                                                                           ENDED       ENDED
                                                                          OCT. 31,    OCT. 31,
                                                                            2016        2015
                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  109,377  $   96,469
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    194,648      88,248
    Futures.............................................................      5,998          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................   (153,025)    (36,271)
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    156,998     148,446
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    280,866     247,754
  Withdrawals...........................................................   (247,872)   (191,765)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............     32,994      55,989
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    189,992     204,435
NET ASSETS
  Beginning of Year.....................................................  5,348,412   5,143,977
                                                                         ----------  ----------
  End of Year........................................................... $5,538,404  $5,348,412
                                                                         ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2016        2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................       2.79%       2.93%      15.17%      35.92%      18.47%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $5,538,404  $5,348,412  $5,143,977  $4,389,755  $3,306,476
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.21%       0.21%       0.22%
Ratio of Net Investment Income to Average Net Assets.       2.05%       1.82%       1.61%       1.82%       1.99%
Portfolio Turnover Rate..............................          9%          6%          2%          5%         10%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses. At October 31, 2016, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $142 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2016, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid to the CCO by the Trust were $83 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $717,048  $486,818

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET UNREALIZED
                                              FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                 COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                              ----------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,671,391   $2,270,875    $(95,691)    $2,175,184

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                            FUTURES
                                                            -------
             The Tax-Managed U.S. Marketwide Value Series*. $19,306

* The Series had derivative activity during the period but it did not have open positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the year ended October 31, 2016:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                   EQUITY
                                                       TOTAL      CONTRACTS
                                                         ------   ---------
         The Tax-Managed U.S. Marketwide Value Series. $5,998      $5,998

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     1.05%        $3,676         20         $2        $13,333

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2016.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Directors of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                     --------- ------- --------------------
The Tax-Managed U.S. Marketwide Value Series.  $46,069  $25,777        $6,766

I. SECURITIES LENDING:

   As of October 31, 2016, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities with a market value of $85,241 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF OCTOBER 31, 2016
                                          ---------------------------------------------------------
                                          OVERNIGHT AND            BETWEEN
                                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                          ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
 Common Stocks, Rights/Warrants.......... $304,658,223     --         --         --    $304,658,223

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. OTHER:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The Tax-Managed U.S. Marketwide Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The Tax-Managed U.S. Marketwide Value Series:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                  PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5
       WITH THE FUND,          TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/     YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
 ADDRESS AND YEAR OF BIRTH     LENGTH OF SERVICE             OVERSEEN                      COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------
                                         DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception         122 portfolios in 4     Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                            investment companies    University of Chicago Booth School of
Trustee of DFAITC and DEM.                                                     Business.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------
John P. Gould                  DFAIDG-Since 1986       122 portfolios in 4     Steven G. Rothmeier Professor and
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Distinguished Service Professor of
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Economics, University of Chicago Booth
The University of Chicago      DEM-Since 1993                                  School of Business (since 1965). Member
Booth School of Business                                                       and Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                        Council, Chicago Mercantile Exchange
Chicago, IL 60637                                                              (futures trading exchange) (since
1939                                                                           2004). Trustee, Harbor Fund (registered
                                                                               investment company) (29 Portfolios)
                                                                               (since 1994). Formerly, Member of the
                                                                               Board of Milwaukee Insurance Company
                                                                               (1997-2010).
------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              DFAIDG-Since 1981       122 portfolios in 4     Professor in Practice of Finance, Yale
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    School of Management (since 1984).
Trustee of DFAITC and DEM      DFAITC-Since 1992                               Chairman, CIO and Partner, Zebra
Yale School of Management      DEM-Since 1993                                  Capital Management, LLC (hedge fund and
P.O. Box 208200                                                                asset manager) (since 2001). Consultant
New Haven, CT 06520-8200                                                       to Morningstar Inc. (since 2006).
1943                                                                           Formerly, Director, BIRR Portfolio
                                                                               Analysis, Inc. (sofware Products)
                                                                               (1990- 2010).
------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               DFAIDG-Since 2010       122 portfolios in 4     Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG     DIG-Since 2010          investment companies    Institution (since 2002). Jack Steele
Trustee of DFAITC and DEM      DFAITC-Since 2010                               Parker Professor of Human Resources
Stanford University Graduate   DEM-Since 2010                                  Management and Economics, Graduate
School of Business                                                             School of Business, Stanford University
434 Galvez Mall                                                                (since 1995). Cornerstone Research
Stanford, CA 94305                                                             (expert testimony and economic and
1948                                                                           financial analysis) (since 2009).
                                                                               Formerly, Chairman of the President
                                                                               George W. Bush's Council of Economic
                                                                               Advisors, State of California
                                                                               (2005-2006). Formerly, Commissioner,
                                                                               White House Panel on Tax Reform (2005)
------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               DFAIDG-Since 1981       122 portfolios in 4     Chief Investment Strategist, Janus
Director of DFAIDG and DIG     DIG-Since 1993          investment companies    Capital Group Inc. (since 2014). Frank
Trustee of DFAITC and DEM      DFAITC-Since 1992                               E. Buck Professor of Finance Emeritus,
c/o Dimensional Fund           DEM-Since 1993                                  Graduate School of Business, Stanford
Advisers, LP                                                                   University (since 1981). Chairman,
6300 Bee Cave Road                                                             Ruapay Inc. (since 2013). Formerly,
Building 1                                                                     Chairman, Platinum Grove Asset
Austin, TX 78746                                                               Management, L.P. (hedge fund)
1941                                                                           (formerly, Oak Hill Platinum Partners)
                                                                               (1999-2009). Formerly, Director,
                                                                               American Centruy Fund Complex
                                                                               (registered investment companies)
                                                                               (43 Portfolios) (1980-2014).
------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 DFAIDG-Since 2000       122 portfolios in 4     Boris and Irene Stern Distinguished
Director of DFAIDG and DIG     DIG-Since 2000          investment companies    Service Professor of Accounting,
Trustee of DFAITC and DEM      DFAITC-Since 2000                               University of Chicago Booth School of
The University of Chicago      DEM-Since 2000                                  Business (since 1980). Director, HNI
Booth School of Business                                                       Corporation (formerly known as HON
5807 S. Woodlawn Avenue                                                        Industries Inc.) (office furniture)
Chicago, IL 60637                                                              (since 2000). Director, Ryder System
1953                                                                           Inc. (transportation, logistics and
                                                                               supply-chain management) (since 2003).
                                                                               Trustee, UBS Funds (4 investment
                                                                               companies within the fund complex) (33
                                                                               portfolios) (since 2009). Formerly,
                                                                               Co-Director Investment Research,
                                                                               Fundamental Investment Advisors (hedge
                                                                               fund) (2008-2011).

      NAME, POSITION                                  PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5
      WITH THE FUND,          TERM OF OFFICE/1/ AND   DFA FUND COMPLEX/2/     YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE             OVERSEEN                      COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------
                                          INTERESTED TRUSTEES/DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981       122 portfolios in 4     Chairman, Director/Trustee, President,
Chairman, Director/Trustee,   DIG-Since 1992          investment companies    Co-Chief Executive Officer and
President and Co-Chief        DFAITC-Since 1992                               formerly, Chief Executive Officer
Executive Officer             DEM-Since 1993                                  (until 1/1/2010) of the following
6300 Bee Cave Road                                                            companies: Dimensional Holdings Inc.,
Building One                                                                  Dimensional Fund Advisors LP, DFA
Austin, TX 78746                                                              Securities LLC, DEM, DFAIDG, DIG and
1946                                                                          DFAITC (collectively, the "DFA
                                                                              Entities"). Director of Dimensional
                                                                              Fund Advisors Ltd. and formerly, Chief
                                                                              Investment Officer. Director of DFA
                                                                              Australia Limited and formerly,
                                                                              President and Chief Investment Officer.
                                                                              Director of Dimensional Advisors Ltd.,
                                                                              Dimensional Funds plc and Dimensional
                                                                              Funds II plc. Formerly, President,
                                                                              Dimensional SmartNest (US) LLC (2009-
                                                                              2014). Formerly, Limited Partner, Oak
                                                                              Hill Partners (2001-2010). Limited
                                                                              Partner, VSC Investors, LLC (since
                                                                              2007). Trustee, University of Chicago.
                                                                              Trustee, University of Kansas Endowment
                                                                              Association. Formerly, Director, SA
                                                                              Funds (registered investment company).
                                                                              Chairman, Director and Co-Chief
                                                                              Executive Officer of Dimensional Fund
                                                                              Advisors Canada ULC. Director and
                                                                              President (since 2012) of Dimensional
                                                                              Japan Ltd. Chairman, Director,
                                                                              President, and Co-Chief Executive
                                                                              Officer of Dimensional Cayman Commodity
                                                                              Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009       122 portfolios in 4     Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009          investment companies    January 2010), Co-Chief Investment
Executive Officer and Co-     DFAITC-Since 2009                               Officer (since June 2014),
Chief Investment Officer      DEM-Since 2009                                  Director/Trustee, and formerly, Chief
6300 Bee Cave Road,                                                           Investment Officer (March 2007-June
Building One                                                                  2014) of the DFA Entities. Director,
Austin, TX 78746                                                              Co-Chief Executive Officer and Chief
1967                                                                          Investment Officer (since 2010) of
                                                                              Dimensional Cayman Commodity Fund I
                                                                              Ltd. Director, Co-Chief Executive
                                                                              Officer, President and Co-Chief
                                                                              Investment Officer of Dimensional Fund
                                                                              Advisors Canada ULC and formerly, Chief
                                                                              Investment Officer (until April 2014).
                                                                              Co-Chief Investment Officer, Vice
                                                                              President, and Director of DFA
                                                                              Australia Limited and formerly, Chief
                                                                              Investment Officer (until April 2014).
                                                                              Director of Dimensional Fund Advisors
                                                                              Ltd., Dimensional Funds plc,
                                                                              Dimensional Funds II plc and
                                                                              Dimensional Advisors Ltd. Formerly,
                                                                              Vice President of the DFA Entities and
                                                                              Dimensional Fund Advisors Canada ULC.
                                                                              Director and Chief Investment Officer
                                                                              (since December 2012) of Dimensional
                                                                              Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                            Vice President, Business Development at Capson
                                                                Physicians Insurance Company (2010-2012).
---------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong   Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (January 2011-January 2016).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013). Director of Dimensional
                                                                Funds plc and Dimensional Funds II plc (since
                                                                November 2013).
---------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                            Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
---------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                            Senior Research Associate (January 2012-January
                                                                2014) and Research Associate (2006-2011) for
                                                                Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (April 2008-January 2014).
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                    Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. and Dimensional Hong Kong Limited. Director,
                                                                Vice President, Director and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                            Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012).
---------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director (January 2010-January 2014) for
                                                                Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
David K. Campbell       Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                            Relationship Manager for Dimensional Fund
                                                                Advisors LP (October 2010-January 2016).
---------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                            Regional Director (January 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Principal for
                                                                Chamberlain Financial Group (October 2010-
                                                                December 2011).
---------------------------------------------------------------------------------------------------------------------

                                            TERM OF OFFICE/1/
                                             AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION           SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
---------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since April
                                                               2016). Formerly, Portfolio Manager for Dimensional
                                                               Fund Advisors LP (October 2005 to January 2012).
---------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and
1972                                                           Vice President of Dimensional Japan Ltd (since
                                                               February 2016). President and Director of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               February 2016), Vice President of DFA Australia
                                                               Limited (since April 2008) and Director (since
                                                               Oct 2016). Director of Dimensional Advisors Ltd,
                                                               Dimensional Fund Advisors Pte. Ltd., and
                                                               Dimensional Hong Kong Limited, (since April 2016),
                                                               Vice President of Dimensional Fund Advisors Pte
                                                               Ltd. (since June 2016), Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North
                                                               America (March 2012 to December 2013) and Head
                                                               of Portfolio Management (January 2006 to March
                                                               2012) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
---------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
---------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                           Senior Associate, Research (January 2015-January
                                                               2016); Associate, Research (January 2014-January
                                                               2015); Analyst, Research (July 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional Fund
                                                               Advisors Canada ULC, Chief Compliance Officer of
                                                               Dimensional Fund Advisors Pte. Ltd. Formerly, Vice
                                                               President and Global Chief Compliance Officer for
                                                               Dimensional SmartNest (US) LLC (October 2010-
                                                               2014).
---------------------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012).
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July 2013);
                                                                Vice President for Towers Watson (formerly,
                                                                WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                            Portfolio Management (since March 2012) and
                                                                Senior Portfolio Manager (since January 2012) of
                                                                Dimensional Fund Advisors LP. Vice President of
                                                                Dimensional Fund Advisors Canada ULC (since April
                                                                2016). Formerly, Portfolio Manager of Dimensional
                                                                Fund Advisors LP (September 2004-January 2012).
----------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                 AND LENGTH OF
NAME AND YEAR OF BIRTH         POSITION             SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President            Since 2009       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                               Vice President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                               Managing Director at BlackRock (2004-January
                                                                   2012).
-------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President            Since 2000       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President            Since 2007       Vice President of all the DFA Entities.
1974
-------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                               for Dimensional Fund Advisors LP (since 2012).
                                                                   Formerly, Senior Trader (2009-2012).
-------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                               Counsel for Dimensional Fund Advisors LP (January
                                                                   2011-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President            Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President            Since 2005       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                    Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                        Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                   President of Dimensional Advisors Ltd., Dimensional
                                                                   Hong Kong Limited, Dimensional Cayman
                                                                   Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                   Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                   DFA Australia Ltd. Formerly, interim Chief Financial
                                                                   Officer and interim Treasurer (April 2016-September
                                                                   2016), and Controller (August 2015-September
                                                                   2016) of all the DFA Entities); Vice President of T.
                                                                   Rowe Price Group, Inc. and Director of Investment
                                                                   Treasury and Treasurer of the T. Rowe Price Funds
                                                                   (March 2008-July 2015).
-------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President            Since 2004       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President            Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                               Managing Director, Co-Head Global Consultant
                                                                   Relations at BlackRock (2004-2011).
-------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                               Senior Compliance Officer (November 2010-January
                                                                   2015) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President            Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                               Manager for Dimensional Fund Advisors LP (January
                                                                   2013-Present). Formerly, Investment Associate for
                                                                   Dimensional Fund Advisors LP (January 2010-
                                                                   January 2013).
-------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since
                                                           July 2014). Formerly, Counsel of Dimensional Fund
                                                           Advisors LP (August 2011-January 2014); Associate
                                                           at Andrews Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd.
                                                           Chief Operating Officer and Director of Dimensional
                                                           Japan Ltd. Formerly, Vice President of DFA
                                                           Securities LLC, Dimensional Cayman Commodity
                                                           Fund I Ltd. and Dimensional Advisors Ltd (until
                                                           February 2015); Chief Operating Officer of
                                                           Dimensional Holdings Inc., DFA Securities LLC,
                                                           Dimensional Fund Advisors LP, Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional
                                                           Advisors Ltd. and Dimensional Fund Advisors Pte.
                                                           Ltd. (until February 2015); Director, Vice President,
                                                           and Chief Privacy Officer of Dimensional Fund
                                                           Advisors Canada ULC (until February 2015); Director
                                                           of DFA Australia Limited, Dimensional Fund
                                                           Advisors Ltd. and Dimensional Advisors Ltd. (until
                                                           February 2015); and Director and Vice President of
                                                           Dimensional Hong Kong Limited and Dimensional
                                                           Fund Advisors Pte. Ltd. (until February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).
-----------------------------------------------------------------------------------------------------------------
Arun C. Keswani         Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (January 2015-Present). Formerly, Portfolio Manager
                                                           (January 2013-January 2015) and Investment
                                                           Associate (October 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Investment Banking
                                                           Associate at Morgan Stanley (August 2010-
                                                           September 2011).
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors LP
                                                           (September 2012-January 2014); Vice President and
                                                           Global Creative Director at Morgan Stanley (2007-
                                                           2012); Visiting Assistant Professor, Graduate
                                                           Communications Design at Pratt Institute (2004-
                                                           2012).
------------------------------------------------------------------------------------------------------------------
 Natalia Y. Knych       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
 1971                                                      Manager, RFP, Institutional (January 2015-
                                                           January 2016); Senior Associate, Institutional (April
                                                           2007-January 2015) for Dimensional Fund Advisors
                                                           LP.
------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional Fund
                                                           Advisors LP (since August 2010).
------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors LP
                                                           (since January 2012). Formerly, Portfolio Manager
                                                           for Dimensional (April 2001-January 2012).
------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and Data
                                                           (January 2012-December 2012) and Systems
                                                           Developer (June 2007-December 2011) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional SmartNest
                                                           (US) LLC (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).
------------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Trader (January 2010-December 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities.
 1980
------------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief Investment
                                                           Officer (April 2005-April 2013) for First Citizens
                                                           Bancorporation.
------------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1960                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2013).
------------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Tax Manager (February 2013-January 2015)
                                                           for Dimensional Fund Advisors LP; Vice President
                                                           and Tax Manager, North America (August 2006-April
                                                           2012) for Pacific Investment Management Company.
------------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969
------------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1972                                                      Senior Manager, Marketing Operations
                                                           (January 2014-January 2015), Manager, Client
                                                           Systems (October 2011-January 2014) and RFP
                                                           Manager (April 2010-October 2011) for Dimensional
                                                           Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                  AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1969                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014).
---------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President      Since 2010                 Vice President of all the DFA Entities and
 1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President      Since 2008                 Vice President of all DFA Entities and Head of
 1970                                                                  Global Human Resources for Dimensional Fund
                                                                       Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1965                                                                  Senior Compliance Officer (May 2012-January 2015)
                                                                       for Dimensional Fund Advisors LP; Chief
                                                                       Compliance Officer (April 2010-April 2012) for Al
                                                                       Frank Asset Management.
---------------------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1975                                                                  Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
---------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1984                                                                  Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Francis L. McNamara    Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1959                                                                  Manager, Project Management Office for
                                                                       Dimensional Fund Advisors LP (October 2006-
                                                                       January 2016).
---------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
 1981                                                                  Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
---------------------------------------------------------------------------------------------------------------------------
 Tracy R. Mitchell      Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1974                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (September 2013-January 2016); Managing Director,
                                                                       Client Services, Charles Schwab (December 2009-
                                                                       August 2013).
---------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
 1971                                                                  Manager, Investment Systems (2011-January 2013)
                                                                       for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA
 1964                   Secretary           and Secretary since 2000   Entities. Director, Vice President and Secretary of
                                                                       DFA Australia Limited and Dimensional Fund
                                                                       Advisors Ltd. (since February 2002, April 1997, and
                                                                       May 2002, respectively). Vice President and
                                                                       Secretary of Dimensional Fund Advisors Canada
                                                                       ULC (since June 2003), Dimensional Cayman
                                                                       Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                       (since February 2012), Dimensional Advisors Ltd
                                                                       (since March 2012), Dimensional Fund Advisors Pte.
                                                                       Ltd. (since June 2012). Director of Dimensional
                                                                       Funds plc and Dimensional Funds II plc (since 2002
                                                                       and 2006, respectively). Director of Dimensional
                                                                       Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                                       Fund Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
---------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
---------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
 1964                                                                  Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
---------------------------------------------------------------------------------------------------------------------------

                                                 TERM OF OFFICE/1/
                                                   AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                 SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and   Since 2013                 Vice President and Deputy Chief Compliance Officer
 1961                   Deputy Chief                                    of all the DFA Entities. Deputy Chief Compliance
                        Compliance Officer                              Officer of Dimensional Fund Advisors LP (since
                                                                        December 2012). Formerly, Chief Compliance
                                                                        Officer of Wellington Management Company, LLP
                                                                        (2004-2011).
------------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President       Since 2010                 Vice President of all the DFA Entities, Dimensional
 1974                                                                   Cayman Commodity Fund I Ltd., and Dimensional
                                                                        Fund Advisors Canada ULC (since April
                                                                        2016). Deputy General Counsel, Funds (since 2011).
------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and   Vice President since 2007  Vice President and Co-Chief Investment Officer of all
 1976                   Co-Chief Investment  and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                        Officer              Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                        of Dimensional Funds plc and Dimensional Fund II
                                                                        plc.
------------------------------------------------------------------------------------------------------------------------------
 Randy C. Olson         Vice President       Since 2016                 Vice President of all the DFA Entities. Formerly,
 1980                                                                   Senior Compliance Officer for Dimensional Fund
                                                                        Advisors LP (July 2014-January 2016);
                                                                        Vice President Regional Head of Investment
                                                                        Compliance, Asia, PIMCO Asia Private Limited (July
                                                                        2012-July 2014); Country Compliance Officer, Janus
                                                                        Capital, Singapore Private Limited (May 2011-
                                                                        June 2012).
------------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President       Since 2009                 Vice President of all the DFA Entities. Portfolio
 1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                        July 2005).
------------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President       Since 2010                 Vice President of all the DFA Entities.
 1978
------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President       Since 2013                 Vice President of all the DFA Entities. Formerly,
 1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                        (2012-January 2013); Senior Consultant (June 2011-
                                                                        December 2011) and Senior Investment Analyst and
                                                                        Consultant (July 2008-June 2011) at Hewitt
                                                                        EnnisKnupp.
------------------------------------------------------------------------------------------------------------------------------
 Mary T. Phillips       Vice President       Since 2016                 Vice President of all the DFA Entities. Senior
 1981                                                                   Portfolio Manager (January 2015-present). Formerly,
                                                                        Portfolio Manager (April 2014-January 2015) and
                                                                        Investment Associate for Dimensional Fund Advisors
                                                                        LP (July 2012-March 2014).
------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President       Since 2015                 Vice President of all the DFA Entities. Senior
 1984                                                                   Manager, Advisor Benchmarking (since January
                                                                        2015) for Dimensional Fund Advisors LP. Formerly,
                                                                        Manager, Advisor Benchmarking (April 2012-
                                                                        December 2014) for Dimensional Fund Advisors LP;
                                                                        Senior Manager, Research and Consulting (October
                                                                        2010-April 2012) for Crain Communications Inc.
------------------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President       Since 2015                 Vice President of all the DFA Entities. Formerly,
 1974                                                                   Regional Director (May 2011-January 2015) for
                                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President       Since 2015                 Vice President of all the DFA Entities. Counsel for
 1976                                                                   Dimensional Fund Advisors LP (since
                                                                        February 2015). Formerly, Chief Financial Officer
                                                                        and General Counsel for Relentless (March 2014-
                                                                        January 2015); Vice President of all the DFA Entities
                                                                        (January 2013-March 2014); Counsel for
                                                                        Dimensional Fund Advisors LP (January 2009-
                                                                        March 2014).
------------------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President       Since 1993                 Vice President of all the DFA Entities, DFA Australia
 1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President       Since 2011                 Vice President of all the DFA Entities. Senior
 1970                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                        (since January 2015). Formerly, Portfolio Manager
                                                                        for Dimensional Fund Advisors LP (2006-
                                                                        January 2015).
------------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
--------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors LP;
                                                           Senior Financial Consultant and Chief Accounting
                                                           Officer (July 2002-July 2013) for MFS Investment
                                                           Management.
--------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
--------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Vice President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).
--------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for Dimensional
                                                           Fund Advisors LP (January 2012-January 2014);
                                                           Director of Human Resources at Spansion, Inc.
                                                           (March 2009-December 2011).
--------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data
                                                           (January 2014-January 2015), Senior Associate,
                                                           Investment Analytics and Data (January 2013-
                                                           January 2014), Associate, Investment Analytics and
                                                           Data (January 2012-January 2013), and Investment
                                                           Data Analyst (April 2010-January 2012) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities.
 1959
--------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate
                                                           (April 2011-January 2013) for Dimensional Fund
                                                           Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January 2015)
                                                           for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities.
 1965
--------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
--------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior
 1981                                                      Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           (January 2012-January 2015) and Investment
                                                           Associate for Dimensional Fund Advisors LP (August
                                                           2010-December 2011).
--------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
--------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
 1977                                                      Manager of Dimensional Fund Advisors LP (since
                                                           January 2010).
--------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Andrew D. Smith         Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Grady M. Smith          Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Matthew Snider          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2011-January 2016); Sales Executive,
                                                           Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth      Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------------
Charlene L. St. John    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                       Senior Manager for Dimensional Fund Advisors LP
                                                           (September 2014-January 2016); Vice President of
                                                           Marketing, Forward Management/Salient
                                                           (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------------
Brent M. Stone          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                       Project Manager (September 2012-December 2015)
                                                           and Manager, Corporate Systems for Dimensional
                                                           Fund Advisors LP (January 2011-September 2012).
-----------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                       Manager, Investment Analytics and Data (2012-
                                                           January 2013) and Research Assistant (2002-2011)
                                                           for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
James J. Taylor         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and
                                                           Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP (since
                                                           2004).
-----------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Director of Marketing
                                                           and Investor Relations for Treaty Oak Capital
                                                           Management (July 2011-October 2011); Vice
                                                           President for Rockspring Capital (October 2010-
                                                           July 2011).
-----------------------------------------------------------------------------------------------------------------
Griffin S. Watkins      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                       Regional Director (January 2014-January 2016) and
                                                           Senior Associate (January 2011-December 2013).for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Timothy P. Wei          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                       Counsel for Dimensional Fund Advisors LP
                                                           (July 2014-January 2016); Assistant General
                                                           Counsel, Teacher Retirement System of Texas
                                                           (October 2008-June 2014).
--------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
--------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
--------------------------------------------------------------------------------------------------------------
Kristina M. Williams    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                       Client Service Supervisor for Dowling & Yahnke
                                                           (July 2014-January 2016); Head of Operations for
                                                           The Elements Financial Group (January 2013-June
                                                           2014); Head of Operations for Vericimetry Advisors
                                                           LLC (July 2011-December 2012).
--------------------------------------------------------------------------------------------------------------
Jeremy J. Willis        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Manager, Client Systems for Dimensional Fund
                                                           Advisors LP (May 2012-January 2016);
                                                           Vice President, Implementations, Citigroup
                                                           (August 2006-October 2011).
--------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since
                                                           June 2014) for Dimensional Fund Advisors
                                                           LP. Formerly, Senior Manager, Recruiting
                                                           (December 2012-June 2014) for Dimensional Fund
                                                           Advisors LP; Co-Head of Global Recruiting
                                                           (May 2009-November 2012) for Two Sigma
                                                           Investments.
--------------------------------------------------------------------------------------------------------------
Cecelia K. Wong         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                       Client Service Manager for Dimensional Fund
                                                           Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------------
Craig A. Wright         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2011-January 2016); Senior
                                                           Associate, PricewaterhouseCoopers LP (July 2009-
                                                           November 2011).
--------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 201 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                  QUALIFYING
                                                                                     FOR
                              NET                                                 CORPORATE
                          INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN
DFA INVESTMENT              INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX     SOURCE
DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4)
------------------------ ------------- ------------- ------------- ------------- ------------ ---------- --------- ---------
Tax-Managed U.S.
 Marketwide Value
 Portfolio..............       96%          --             4%           100%         100%        100%       --          6%
Tax-Managed U.S. Equity
 Portfolio..............      100%          --            --            100%         100%        100%       --         --
Tax-Managed U.S.
 Targeted Value
 Portfolio..............       25%          --            75%           100%         100%        100%       --         --
Tax-Managed U.S. Small
 Cap Portfolio..........       20%          --            80%           100%         100%        100%       --         --
T.A. U.S. Core Equity 2
 Portfolio..............      100%          --            --            100%         100%        100%       --         --
Tax-Managed DFA
 International Value
 Portfolio..............      100%          --            --            100%         100%        100%        8%       100%
T.A. World ex U.S. Core
 Equity Portfolio.......      100%          --            --            100%         100%        100%        9%       100%

                                    QUALIFYING
                                      SHORT-
                         QUALIFYING    TERM
DFA INVESTMENT            INTEREST   CAPITAL
DIMENSIONS GROUP INC.    INCOME(5)   GAIN(6)
------------------------ ---------- ----------
Tax-Managed U.S.
 Marketwide Value
 Portfolio..............    100%       100%
Tax-Managed U.S. Equity
 Portfolio..............    100%       100%
Tax-Managed U.S.
 Targeted Value
 Portfolio..............    100%       100%
Tax-Managed U.S. Small
 Cap Portfolio..........    100%       100%
T.A. U.S. Core Equity 2
 Portfolio..............    100%       100%
Tax-Managed DFA
 International Value
 Portfolio..............    100%       100%
T.A. World ex U.S. Core
 Equity Portfolio.......    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-002A
 [LOGO]                                                              00185757

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
  DIMENSIONAL INVESTMENT GROUP INC.
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   4
     Disclosure of Fund Expenses........................................   7
     Disclosure of Portfolio Holdings...................................   9
     Schedules of Investments...........................................  10
         LWAS/DFA U.S. High Book to Market Portfolio....................  10
         LWAS/DFA Two-Year Fixed Income Portfolio.......................  11
         LWAS/DFA Two-Year Government Portfolio.........................  13
     Statements of Assets and Liabilities...............................  14
     Statements of Operations...........................................  16
     Statements of Changes in Net Assets................................  17
     Financial Highlights...............................................  18
     Notes to Financial Statements......................................  21
     Report of Independent Registered Public Accounting Firm............  28
     Section 19(a) Notice...............................................  29
  DFA INVESTMENT DIMENSIONS GROUP INC. - LWAS/DFA INTERNATIONAL HIGH
    BOOK TO MARKET PORTFOLIO
     Performance Charts.................................................  30
     Management's Discussion and Analysis...............................  31
     Disclosure of Fund Expenses........................................  33
     Disclosure of Portfolio Holdings...................................  34
     Schedule of Investments............................................  35
     Statement of Assets and Liabilities................................  36
     Statement of Operations............................................  37
     Statements of Changes in Net Assets................................  38
     Financial Highlights...............................................  39
     Notes to Financial Statements......................................  40
     Report of Independent Registered Public Accounting Firm............  45
     Section 19(a) Notice...............................................  46
  THE DFA INVESTMENT TRUST COMPANY
     Performance Charts.................................................  47
     Management's Discussion and Analysis...............................  48
     Disclosure of Fund Expenses........................................  50
     Disclosure of Portfolio Holdings...................................  51
     Summary Schedules of Portfolio Holdings............................  52
         The U.S. Large Cap Value Series................................  52
         The DFA International Value Series.............................  55
     Statements of Assets and Liabilities...............................  59
     Statements of Operations...........................................  60
     Statements of Changes in Net Assets................................  61
     Financial Highlights...............................................  62
     Notes to Financial Statements......................................  63
     Report of Independent Registered Public Accounting Firm............  72

TABLE OF CONTENTS
CONTINUED

                                                                         PAGE
                                                                         ----
  FUND MANAGEMENT.......................................................  73
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  88
  NOTICE TO SHAREHOLDERS................................................  89

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
##      Rule 144 A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2006-October 31, 2016

                                    [CHART]

              LWAS/DFA U.S. High Book to          Russell 1000/R/
                  Market Portfolio                 Value Index
              --------------------------        -----------------
   10/2006             $10,000                       $10,000
   11/2006             $10,190                       $10,228
   12/2006             $10,391                       $10,458
   01/2007             $10,693                       $10,592
   02/2007             $10,529                       $10,427
   03/2007             $10,600                       $10,588
   04/2007             $11,053                       $10,979
   05/2007             $11,506                       $11,375
   06/2007             $11,320                       $11,109
   07/2007             $10,615                       $10,595
   08/2007             $10,411                       $10,714
   09/2007             $10,680                       $11,082
   10/2007             $10,739                       $11,083
   11/2007             $10,138                       $10,542
   12/2007             $10,098                       $10,440
   01/2008              $9,711                       $10,022
   02/2008              $9,416                        $9,602
   03/2008              $9,321                        $9,530
   04/2008              $9,912                        $9,994
   05/2008             $10,145                        $9,978
   06/2008              $9,032                        $9,023
   07/2008              $8,933                        $8,991
   08/2008              $9,103                        $9,144
   09/2008              $8,286                        $8,472
   10/2008              $6,418                        $7,005
   11/2008              $5,786                        $6,503
   12/2008              $5,978                        $6,593
   01/2009              $5,266                        $5,835
   02/2009              $4,526                        $5,055
   03/2009              $4,970                        $5,488
   04/2009              $5,772                        $6,076
   05/2009              $6,217                        $6,452
   06/2009              $6,141                        $6,404
   07/2009              $6,724                        $6,928
   08/2009              $7,176                        $7,290
   09/2009              $7,485                        $7,572
   10/2009              $7,163                        $7,340
   11/2009              $7,565                        $7,754
   12/2009              $7,775                        $7,891
   01/2010              $7,591                        $7,669
   02/2010              $7,922                        $7,911
   03/2010              $8,537                        $8,426
   04/2010              $8,802                        $8,645
   05/2010              $8,051                        $7,934
   06/2010              $7,442                        $7,487
   07/2010              $8,018                        $7,994
   08/2010              $7,531                        $7,652
   09/2010              $8,270                        $8,246
   10/2010              $8,575                        $8,493
   11/2010              $8,508                        $8,448
   12/2010              $9,339                        $9,115
   01/2011              $9,631                        $9,321
   02/2011             $10,154                        $9,665
   03/2011             $10,204                        $9,703
   04/2011             $10,452                        $9,962
   05/2011             $10,309                        $9,856
   06/2011             $10,118                        $9,654
   07/2011              $9,659                        $9,334
   08/2011              $8,838                        $8,752
   09/2011              $7,948                        $8,090
   10/2011              $9,045                        $9,016
   11/2011              $8,969                        $8,970
   12/2011              $9,035                        $9,151
   01/2012              $9,484                        $9,497
   02/2012             $10,033                        $9,875
   03/2012             $10,216                       $10,168
   04/2012             $10,002                       $10,064
   05/2012              $9,292                        $9,474
   06/2012              $9,790                        $9,945
   07/2012              $9,882                       $10,047
   08/2012             $10,274                       $10,266
   09/2012             $10,650                       $10,591
   10/2012             $10,674                       $10,539
   11/2012             $10,697                       $10,535
   12/2012             $11,016                       $10,753
   01/2013             $11,786                       $11,452
   02/2013             $11,933                       $11,616
   03/2013             $12,508                       $12,076
   04/2013             $12,632                       $12,259
   05/2013             $13,155                       $12,573
   06/2013             $13,003                       $12,463
   07/2013             $13,778                       $13,135
   08/2013             $13,363                       $12,637
   09/2013             $13,754                       $12,954
   10/2013             $14,454                       $13,521
   11/2013             $15,058                       $13,898
   12/2013             $15,453                       $14,250
   01/2014             $14,839                       $13,744
   02/2014             $15,338                       $14,338
   03/2014             $15,700                       $14,681
   04/2014             $15,798                       $14,820
   05/2014             $16,143                       $15,037
   06/2014             $16,578                       $15,430
   07/2014             $16,454                       $15,167
   08/2014             $16,973                       $15,725
   09/2014             $16,553                       $15,400
   10/2014             $16,677                       $15,746
   11/2014             $16,867                       $16,069
   12/2014             $16,999                       $16,167
   01/2015             $16,146                       $15,521
   02/2015             $17,293                       $16,272
   03/2015             $16,956                       $16,050
   04/2015             $17,304                       $16,200
   05/2015             $17,492                       $16,395
   06/2015             $17,201                       $16,068
   07/2015             $17,156                       $16,138
   08/2015             $16,115                       $15,177
   09/2015             $15,591                       $14,719
   10/2015             $16,863                       $15,830
   11/2015             $16,926                       $15,890
   12/2015             $16,398                       $15,548
   01/2016             $15,271                       $14,745
   02/2016             $15,301                       $14,741
   03/2016             $16,406                       $15,803
   04/2016             $16,853                       $16,135
   05/2016             $17,082                       $16,386
   06/2016             $17,062                       $16,527
   07/2016             $17,642                       $17,007         Past performance is not predictive of
   08/2016             $17,851                       $17,138         future performance.
   09/2016             $17,932                       $17,103         The returns shown do not reflect the
   10/2016             $17,621                       $16,838         deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         Average Annual       One        Five         Ten            redemption of fund shares.
         Total Return         Year       Years       Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2016, all rights
                              4.49%      14.27%      5.83%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US CORPORATE & GOVERNMENT INDEX
October 31, 2006-October 31, 2016

                                     [CHART]

                    LWAS/DFA Two-Year     The BofA Merrill Lynch 1-3 Year
                 Fixed Income Portfolio   US Corporate & Government Index
                 ----------------------  ---------------------------------
  10/2006                $10,000                    $10,000
  11/2006                $10,040                    $10,053
  12/2006                $10,088                    $10,058
  01/2007                $10,129                    $10,082
  02/2007                $10,170                    $10,164
  03/2007                $10,214                    $10,203
  04/2007                $10,255                    $10,242
  05/2007                $10,296                    $10,235
  06/2007                $10,341                    $10,277
  07/2007                $10,383                    $10,361
  08/2007                $10,435                    $10,448
  09/2007                $10,471                    $10,523
  10/2007                $10,514                    $10,567
  11/2007                $10,546                    $10,720
  12/2007                $10,597                    $10,750
  01/2008                $10,629                    $10,935
  02/2008                $10,661                    $11,034
  03/2008                $10,674                    $11,035
  04/2008                $10,696                    $10,972
  05/2008                $10,718                    $10,948
  06/2008                $10,732                    $10,975
  07/2008                $10,765                    $11,006
  08/2008                $10,787                    $11,055
  09/2008                $10,739                    $10,995
  10/2008                $10,805                    $10,986
  11/2008                $10,915                    $11,125
  12/2008                $11,011                    $11,254
  01/2009                $11,022                    $11,265
  02/2009                $11,011                    $11,250
  03/2009                $11,059                    $11,298
  04/2009                $11,104                    $11,364
  05/2009                $11,148                    $11,455
  06/2009                $11,164                    $11,477
  07/2009                $11,187                    $11,528
  08/2009                $11,231                    $11,596
  09/2009                $11,248                    $11,642
  10/2009                $11,271                    $11,684
  11/2009                $11,316                    $11,759
  12/2009                $11,255                    $11,686
  01/2010                $11,311                    $11,780
  02/2010                $11,323                    $11,808
  03/2010                $11,312                    $11,794
  04/2010                $11,335                    $11,830
  05/2010                $11,346                    $11,858
  06/2010                $11,394                    $11,912
  07/2010                $11,428                    $11,961
  08/2010                $11,439                    $11,992
  09/2010                $11,460                    $12,022
  10/2010                $11,483                    $12,056
  11/2010                $11,460                    $12,032
  12/2010                $11,461                    $12,015
  01/2011                $11,472                    $12,041
  02/2011                $11,472                    $12,039
  03/2011                $11,471                    $12,038
  04/2011                $11,505                    $12,097
  05/2011                $11,539                    $12,141
  06/2011                $11,542                    $12,144
  07/2011                $11,553                    $12,180
  08/2011                $11,565                    $12,202
  09/2011                $11,555                    $12,173
  10/2011                $11,567                    $12,200
  11/2011                $11,555                    $12,191
  12/2011                $11,555                    $12,202
  01/2012                $11,590                    $12,245
  02/2012                $11,590                    $12,251
  03/2012                $11,597                    $12,258
  04/2012                $11,608                    $12,281
  05/2012                $11,608                    $12,280
  06/2012                $11,618                    $12,287
  07/2012                $11,641                    $12,330
  08/2012                $11,641                    $12,344
  09/2012                $11,654                    $12,358
  10/2012                $11,654                    $12,363
  11/2012                $11,654                    $12,374
  12/2012                $11,664                    $12,383
  01/2013                $11,664                    $12,390
  02/2013                $11,664                    $12,404
  03/2013                $11,669                    $12,411
  04/2013                $11,680                    $12,430
  05/2013                $11,669                    $12,412
  06/2013                $11,664                    $12,393
  07/2013                $11,676                    $12,420
  08/2013                $11,664                    $12,412
  09/2013                $11,684                    $12,446
  10/2013                $11,684                    $12,469
  11/2013                $11,684                    $12,485
  12/2013                $11,684                    $12,470
  01/2014                $11,696                    $12,495
  02/2014                $11,696                    $12,512
  03/2014                $11,698                    $12,501
  04/2014                $11,710                    $12,522
  05/2014                $11,710                    $12,550
  06/2014                $11,703                    $12,547
  07/2014                $11,703                    $12,537
  08/2014                $11,715                    $12,559
  09/2014                $11,708                    $12,551
  10/2014                $11,720                    $12,583
  11/2014                $11,732                    $12,603
  12/2014                $11,717                    $12,568
  01/2015                $11,753                    $12,631
  02/2015                $11,729                    $12,614
  03/2015                $11,759                    $12,642
  04/2015                $11,759                    $12,652
  05/2015                $11,759                    $12,662
  06/2015                $11,760                    $12,660
  07/2015                $11,760                    $12,668
  08/2015                $11,760                    $12,660
  09/2015                $11,787                    $12,696
  10/2015                $11,787                    $12,694
  11/2015                $11,764                    $12,669
  12/2015                $11,755                    $12,652
  01/2016                $11,802                    $12,718
  02/2016                $11,802                    $12,732
  03/2016                $11,835                    $12,776
  04/2016                $11,846                    $12,793
  05/2016                $11,835                    $12,785
  06/2016                $11,880                    $12,861                   Past performance is not predictive of
  07/2016                $11,880                    $12,863                   future performance.
  08/2016                $11,868                    $12,850                   The returns shown do not reflect the
  09/2016                $11,874                    $12,864                   deduction of taxes that a shareholder
  10/2016                $11,874                    $12,859                   would pay on fund distributions or the
                                                                              redemption of fund shares.
           Average Annual         One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return           Year        Years       Years               permission; copyright 2016 Merrill
           -----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                  0.74%       0.53%       1.73%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR US TREASURY & AGENCY INDEX
October 31, 2006-October 31, 2016

                                 [CHART]

                     LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                   Government Portfolio     US Treasury & Agency Index
                   --------------------   -------------------------------
10/2006                  $10,000                     $10,000
11/2006                  $10,041                     $10,052
12/2006                  $10,084                     $10,055
01/2007                  $10,125                     $10,079
02/2007                  $10,156                     $10,158
03/2007                  $10,204                     $10,197
04/2007                  $10,245                     $10,234
05/2007                  $10,287                     $10,229
06/2007                  $10,333                     $10,271
07/2007                  $10,375                     $10,360
08/2007                  $10,417                     $10,454
09/2007                  $10,453                     $10,533
10/2007                  $10,496                     $10,574
11/2007                  $10,528                     $10,739
12/2007                  $10,565                     $10,773
01/2008                  $10,598                     $10,957
02/2008                  $10,630                     $11,058
03/2008                  $10,640                     $11,087
04/2008                  $10,661                     $11,010
05/2008                  $10,640                     $10,974
06/2008                  $10,662                     $11,006
07/2008                  $10,695                     $11,047
08/2008                  $10,727                     $11,092
09/2008                  $10,719                     $11,157
10/2008                  $10,752                     $11,240
11/2008                  $10,950                     $11,385
12/2008                  $11,130                     $11,500
01/2009                  $11,086                     $11,459
02/2009                  $11,086                     $11,459
03/2009                  $11,145                     $11,519
04/2009                  $11,178                     $11,520
05/2009                  $11,222                     $11,550
06/2009                  $11,219                     $11,539
07/2009                  $11,230                     $11,558
08/2009                  $11,264                     $11,604
09/2009                  $11,290                     $11,634
10/2009                  $11,312                     $11,659
11/2009                  $11,357                     $11,727
12/2009                  $11,299                     $11,642
01/2010                  $11,344                     $11,725
02/2010                  $11,367                     $11,749
03/2010                  $11,357                     $11,724
04/2010                  $11,380                     $11,754
05/2010                  $11,403                     $11,803
06/2010                  $11,448                     $11,856
07/2010                  $11,471                     $11,887
08/2010                  $11,483                     $11,909
09/2010                  $11,501                     $11,929
10/2010                  $11,535                     $11,957
11/2010                  $11,501                     $11,934
12/2010                  $11,513                     $11,914
01/2011                  $11,524                     $11,934
02/2011                  $11,513                     $11,925
03/2011                  $11,507                     $11,921
04/2011                  $11,553                     $11,973
05/2011                  $11,588                     $12,015
06/2011                  $11,587                     $12,020
07/2011                  $11,599                     $12,050
08/2011                  $11,610                     $12,091
09/2011                  $11,612                     $12,076
10/2011                  $11,612                     $12,086
11/2011                  $11,623                     $12,092
12/2011                  $11,624                     $12,099
01/2012                  $11,648                     $12,115
02/2012                  $11,648                     $12,103
03/2012                  $11,649                     $12,097
04/2012                  $11,661                     $12,121
05/2012                  $11,661                     $12,126
06/2012                  $11,654                     $12,120
07/2012                  $11,665                     $12,148
08/2012                  $11,677                     $12,150
09/2012                  $11,670                     $12,151
10/2012                  $11,670                     $12,145
11/2012                  $11,670                     $12,156
12/2012                  $11,675                     $12,160
01/2013                  $11,675                     $12,162
02/2013                  $11,675                     $12,171
03/2013                  $11,676                     $12,174
04/2013                  $11,688                     $12,187
05/2013                  $11,676                     $12,170
06/2013                  $11,676                     $12,160
07/2013                  $11,688                     $12,180
08/2013                  $11,676                     $12,169
09/2013                  $11,689                     $12,196
10/2013                  $11,701                     $12,210
11/2013                  $11,701                     $12,221
12/2013                  $11,692                     $12,205
01/2014                  $11,704                     $12,224
02/2014                  $11,704                     $12,235
03/2014                  $11,704                     $12,222
04/2014                  $11,716                     $12,239
05/2014                  $11,728                     $12,261
06/2014                  $11,718                     $12,255
07/2014                  $11,718                     $12,245
08/2014                  $11,730                     $12,266
09/2014                  $11,723                     $12,259
10/2014                  $11,746                     $12,292
11/2014                  $11,758                     $12,311
12/2014                  $11,730                     $12,281
01/2015                  $11,778                     $12,343
02/2015                  $11,754                     $12,317
03/2015                  $11,771                     $12,345
04/2015                  $11,783                     $12,351
05/2015                  $11,783                     $12,360
06/2015                  $11,781                     $12,364
07/2015                  $11,781                     $12,370
08/2015                  $11,781                     $12,366
09/2015                  $11,803                     $12,403
10/2015                  $11,792                     $12,391
11/2015                  $11,756                     $12,361
12/2015                  $11,743                     $12,350
01/2016                  $11,802                     $12,425
02/2016                  $11,802                     $12,438
03/2016                  $11,830                     $12,460
04/2016                  $11,830                     $12,465
05/2016                  $11,818                     $12,452
06/2016                  $11,871                     $12,525
07/2016                  $11,859                     $12,518                 Past performance is not predictive of
08/2016                  $11,847                     $12,498                 future performance.
09/2016                  $11,860                     $12,513                 The returns shown do not reflect the
10/2016                  $11,860                     $12,505                 deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2016 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.58%       0.42%       1.72%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

DOMESTIC EQUITY PORTFOLIO PERFORMANCE OVERVIEW

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.49% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Portfolio's performance relative to the benchmark as the lowest relative price quartile underperformed. The Master Fund's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                       OCTOBER 31, 2015 OCTOBER 31, 2016 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.17%        0.17%
 Ten-Year U.S. Treasury Notes (yield).      2.14%            1.83%       -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30- year U.S. Treasury bonds.
----------
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

   The LWAS/DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in two years or less. The investment strategy uses a variable-maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 1.23 years as of October 31, 2016, from 1.60 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.74% for the Portfolio and 1.30% for The BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Portfolio's benchmark. The Portfolio invests in securities rated AAA and AA while the benchmark held an average weight of approximately 22% in single A and BBB-rated securities. The Portfolio's lack of exposure to lower rated securities negatively impacted its performance relative to the benchmark as these securities outperformed. Further detracting from performance was the Portfolio's lack of exposure to maturities beyond two years. By design, the Portfolio is not allowed to invest in securities with maturities greater than two years. In comparison, the benchmark had an approximate average weight of 47% in maturities between two and three years and these securities outperformed.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

   The LWAS/DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in two years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 1.31 years as of October 31, 2016, from 1.80 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.58% for the Portfolio and 0.92% for The BofA Merrill Lynch 1-3 Year US Treasury & Agency Index, the Portfolio's benchmark. The Portfolio's underperformance relative to the benchmark was largely due to the Portfolio's lack of exposure to maturities beyond two years. By design, the Portfolio is not allowed to invest in securities with maturities greater than two years. In comparison, the benchmark had an approximate average weight of 45% in securities maturing between two and three years and these securities outperformed.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2016
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/16  10/31/16    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,045.50    0.34%    $1.75
Hypothetical 5% Annual Return................. $1,000.00 $1,023.43    0.34%    $1.73

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,002.40    0.26%    $1.31
Hypothetical 5% Annual Return................. $1,000.00 $1,023.83    0.26%    $1.32

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/16  10/31/16    Ratio*   Period*
                                        --------- --------- ---------- --------
LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,002.50    0.24%    $1.21
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.93    0.24%    $1.22

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

                   LWAS/DFA Two-Year Fixed Income Portfolio
              Corporate....................................  24.2%
              Government...................................   7.5%
              Foreign Corporate............................  35.3%
              Foreign Government...........................  27.8%
              Supranational................................   5.2%
                                                            -----
                                                            100.0%

                    LWAS/DFA Two-Year Government Portfolio
              Government................................... 100.0%
                                                            -----
                                                            100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016


                                                          VALUE+
                                                        -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $54,634,189
                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $25,751,373)................................ $54,634,189
                                                        -----------

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2016

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
AGENCY OBLIGATIONS -- (7.4%)
Federal Home Loan Bank
    1.250%, 06/08/18............................. $3,000 $3,016,842
Federal Home Loan Mortgage Corporation
    0.750%, 01/12/18.............................    500    499,892
    0.750%, 04/09/18.............................  1,800  1,798,009
Federal National Mortgage Association
    1.125%, 10/19/18.............................    750    752,888
                                                         ----------
TOTAL AGENCY OBLIGATIONS.........................         6,067,631
                                                         ----------

BONDS -- (90.9%)
African Development Bank
    1.000%, 11/02/18.............................    700    698,158
ANZ New Zealand International Ltd.
    1.400%, 04/27/17.............................  1,800  1,801,651
Apple, Inc.
#   1.300%, 02/23/18.............................    500    501,350
    1.000%, 05/03/18.............................    900    898,811
Bank Nederlandse Gemeenten NV
##  1.000%, 02/12/18.............................  1,000    998,785
    1.375%, 03/19/18.............................    500    501,826
##  1.125%, 05/25/18.............................    500    499,859
Bank of Montreal
    1.400%, 09/11/17.............................  1,100  1,101,360
    1.400%, 04/10/18.............................  1,000  1,000,560
Bank of Nova Scotia (The)
    1.250%, 04/11/17.............................  1,000  1,000,651
    1.300%, 07/21/17.............................    800    800,134
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18.............................  1,250  1,256,215
Chevron Corp.
    1.344%, 11/09/17.............................  2,550  2,555,278
Cisco Systems, Inc.
    1.400%, 02/28/18.............................  2,181  2,189,214
Coca-Cola Co. (The)
    0.875%, 10/27/17.............................  1,100  1,099,031
    1.150%, 04/01/18.............................    700    700,917
Commonwealth Bank of Australia
    1.125%, 03/13/17.............................    900    900,532
    1.900%, 09/18/17.............................  1,000  1,005,230
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
    1.700%, 03/19/18.............................    704    706,377
Council Of Europe Development Bank
    1.000%, 03/07/18.............................    500    499,498
Development Bank of Japan, Inc.
    1.500%, 03/13/17.............................    500    499,945
Erste Abwicklungsanstalt
    1.000%, 02/27/17.............................  1,400  1,399,741
European Investment Bank
#   1.000%, 03/15/18.............................    500    499,749

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Exxon Mobil Corp.
    1.439%, 03/01/18............................. $1,900 $1,906,781
    1.305%, 03/06/18.............................    465    466,333
General Electric Co.
    5.250%, 12/06/17.............................  1,000  1,045,013
    5.625%, 05/01/18.............................  1,000  1,066,174
Inter-American Development Bank
    1.250%, 01/16/18.............................  1,020  1,024,296
    0.875%, 03/15/18.............................    500    499,479
International Business Machines Corp.
    5.700%, 09/14/17.............................  1,213  1,261,653
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.............................  1,609  1,610,334
KFW
    2.375%, 12/22/17.............................    700    710,870
    4.375%, 03/15/18.............................    750    784,156
    1.000%, 09/07/18.............................    500    499,222
Kommunalbanken A.S.
    1.000%, 03/15/18.............................    500    499,331
    1.125%, 05/23/18.............................  1,000    999,794
Kommunekredit
    1.125%, 01/16/18.............................  1,000  1,000,800
Kommuninvest I Sverige AB
    1.000%, 01/29/18.............................  1,500  1,498,534
Landeskreditbank Baden- Wuerttemberg Foerderbank
    1.000%, 04/23/18.............................  1,530  1,527,176
Municipality Finance P.L.C.
    1.125%, 04/17/18.............................    500    500,051
    1.250%, 09/10/18.............................    500    500,702
##  1.250%, 09/10/18.............................  1,000  1,001,403
National Australia Bank, Ltd.
    2.750%, 03/09/17.............................  1,350  1,357,633
    1.300%, 06/30/17.............................    400    400,276
Nederlandse Waterschapsbank NV
##  1.500%, 04/16/18.............................    700    703,420
    0.875%, 07/13/18.............................    500    497,493
Nordea Bank AB
    3.125%, 03/20/17.............................  2,270  2,288,541
Nordic Investment Bank
    1.125%, 03/19/18.............................  1,000  1,001,580
NRW Bank
    1.375%, 08/20/18.............................  1,200  1,203,577
Ontario, Province of Canada
    1.100%, 10/25/17.............................    550    550,230
    2.000%, 09/27/18.............................  1,300  1,319,002
Pfizer, Inc.
    1.200%, 06/01/18.............................  2,322  2,323,488
Royal Bank of Canada
#   1.400%, 10/13/17.............................    300    300,555
#   1.500%, 01/16/18.............................  1,331  1,333,320
    1.500%, 06/07/18.............................    850    851,763

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                   Face
                                                  Amount   Value+
                                                  ------   ------
                                                  (000)
Sanofi
    1.250%, 04/10/18............................. $1,500 $1,502,350
Shell International Finance BV
    1.125%, 08/21/17.............................    800    800,474
    1.250%, 11/10/17.............................  1,500  1,502,100
State of North Rhine-Westphalia
    1.250%, 02/20/18.............................    800    800,610
Statoil ASA
    3.125%, 08/17/17.............................    500    507,715
    1.250%, 11/09/17.............................  1,000  1,000,060
    1.150%, 05/15/18.............................    800    797,598
Svensk Exportkredit AB
    1.125%, 04/05/18.............................  2,300  2,300,667
Svenska Handelsbanken AB
    2.875%, 04/04/17.............................    700    705,418
Toronto-Dominion Bank (The)
    1.625%, 03/13/18.............................  1,500  1,506,405
    1.400%, 04/30/18.............................    979    979,604
Total Capital International SA
    1.550%, 06/28/17.............................    300    300,696
Total Capital SA
    2.125%, 08/10/18.............................  1,950  1,973,304

                                                      Face
                                                     Amount    Value+
                                                     ------    ------
                                                     (000)
Toyota Motor Credit Corp.
      1.200%, 04/06/18............................. $  1,500 $ 1,498,307
      1.550%, 07/13/18.............................      750     753,342
Westpac Banking Corp.
      2.000%, 08/14/17.............................    1,026   1,032,139
      1.500%, 12/01/17.............................    1,000   1,001,605
                                                             -----------
TOTAL BONDS........................................           74,610,246
                                                             -----------
TOTAL INVESTMENT SECURITIES........................           80,677,877
                                                             -----------

                                                     Shares
                                                     ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government
       Money Market Fund, 0.260%...................  304,597     304,597
                                                             -----------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S)@  DFA Short Term Investment Fund...............   97,715   1,130,757
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $82,122,488)...............................           $82,113,231
                                                             ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   Investments in Securities (Market Value)
                                   ----------------------------------------
                                   Level 1    Level 2   Level 3    Total
                                   -------- ----------- ------- -----------
    Agency Obligations............       -- $ 6,067,631   --    $ 6,067,631
    Bonds.........................       --  74,610,246   --     74,610,246
    Temporary Cash Investments.... $304,597          --   --        304,597
    Securities Lending Collateral.       --   1,130,757   --      1,130,757
                                   -------- -----------   --    -----------
    TOTAL......................... $304,597 $81,808,634   --    $82,113,231
                                   ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               October 31, 2016


                                                               Face
                                                              Amount     Value+
                                                             -------- ------------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (99.9%)
U.S. Treasury Notes
 2.250%, 11/30/17........................................... $  7,700 $  7,824,224
 1.000%, 12/15/17...........................................   11,400   11,432,513
 0.750%, 12/31/17...........................................   22,700   22,700,885
 0.875%, 01/15/18...........................................   27,750   27,794,455
 2.625%, 01/31/18...........................................   14,600   14,934,778
 1.000%, 03/15/18...........................................    7,000    7,021,329
 2.875%, 03/31/18...........................................    5,000    5,144,335
 0.750%, 04/30/18...........................................    4,000    3,997,188
 0.875%, 10/15/18...........................................    5,000    5,000,000
 1.250%, 10/31/18...........................................    9,000    9,064,332
                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................           114,914,039
                                                                      ------------
TOTAL INVESTMENT SECURITIES.................................           114,914,039
                                                                      ------------

                                                              Shares
                                                             --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market
 Fund, 0.260%...............................................  107,458      107,458
                                                                      ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $114,864,255)...........          $115,021,497
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                                    ------------------------------------------
                                    Level 1    Level 2    Level 3    Total
                                    -------- ------------ ------- ------------
U.S. Treasury Obligations..........       -- $114,914,039   --    $114,914,039
Temporary Cash Investments......... $107,458           --   --         107,458
                                    -------- ------------   --    ------------
TOTAL.............................. $107,458 $114,914,039   --    $115,021,497
                                    ======== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

   ASSETS:
   Investment in The U.S. Large Cap Value Series of The DFA
    Investment Trust Company (Affiliated Investment Company)
    at Value................................................... $     54,634
   Prepaid Expenses and Other Assets...........................            5
                                                                ------------
        Total Assets...........................................       54,639
                                                                ------------
   LIABILITIES:
   Payables:
    Fund Shares Redeemed.......................................           10
   Accrued Expenses and Other Liabilities......................           15
                                                                ------------
        Total Liabilities......................................           25
                                                                ------------
   NET ASSETS.................................................. $     54,614
                                                                ============
   SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................    3,111,459
                                                                ============
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.... $      17.55
                                                                ============
   Investment in Affiliated Investment Company at Cost......... $     25,751
                                                                ------------
   NET ASSETS CONSIST OF:
   Paid-In Capital............................................. $     22,293
   Undistributed Net Investment Income (Distributions in
    Excess of Net Investment Income)...........................           64
   Accumulated Net Realized Gain (Loss)........................        3,374
   Net Unrealized Appreciation (Depreciation)..................       28,883
                                                                ------------
   NET ASSETS.................................................. $     54,614
                                                                ============
   (1) NUMBER OF SHARES AUTHORIZED.............................  300,000,000
                                                                ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   LWAS/DFA      LWAS/DFA
                                                                                                   TWO-YEAR      TWO-YEAR
                                                                                                 FIXED INCOME   GOVERNMENT
                                                                                                  PORTFOLIO     PORTFOLIO
                                                                                                 ------------  ------------
ASSETS:
Investments at Value (including $1,108 and $0 of securities on loan, respectively).............. $     80,678  $    114,914
Temporary Cash Investments at Value & Cost......................................................          305           107
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,131 and
 $0)............................................................................................        1,131            --
Receivables:
  Investment Securities Sold....................................................................          601         9,252
  Interest......................................................................................          299           367
  Fund Shares Sold..............................................................................            5            --
Prepaid Expenses and Other Assets...............................................................            5             6
                                                                                                 ------------  ------------
     Total Assets...............................................................................       83,024       124,646
                                                                                                 ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................        1,131            --
  Investment Securities Purchased...............................................................          698         9,066
  Fund Shares Redeemed..........................................................................           --            43
  Due to Advisor................................................................................           10            15
Accrued Expenses and Other Liabilities..........................................................           17            23
                                                                                                 ------------  ------------
     Total Liabilities..........................................................................        1,856         9,147
                                                                                                 ------------  ------------
NET ASSETS...................................................................................... $     81,168  $    115,499
                                                                                                 ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................................................    8,112,912    11,693,604
                                                                                                 ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........................................ $      10.00  $       9.88
                                                                                                 ============  ============
Investments at Cost............................................................................. $     80,687  $    114,757
                                                                                                 ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $     81,094  $    115,508
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)..........          100           102
Accumulated Net Realized Gain (Loss)............................................................          (17)         (268)
Net Unrealized Appreciation (Depreciation)......................................................           (9)          157
                                                                                                 ------------  ------------
NET ASSETS...................................................................................... $     81,168  $    115,499
                                                                                                 ============  ============
(1) NUMBER OF SHARES AUTHORIZED.................................................................  300,000,000   300,000,000
                                                                                                 ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                           LWAS/DFA
                                                                          U.S. HIGH    LWAS/DFA    LWAS/DFA
                                                                           BOOK TO     TWO-YEAR    TWO-YEAR
                                                                            MARKET   FIXED INCOME GOVERNMENT
                                                                          PORTFOLIO*  PORTFOLIO   PORTFOLIO
                                                                          ---------- ------------ ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends............................................................  $ 1,381       $ --       $   --
    Income from Securities Lending.......................................       10         --           --
    Expenses Allocated from Affiliated Investment Company................      (62)        --           --
                                                                           -------       ----       ------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,329         --           --
                                                                           -------       ----       ------
FUND INVESTMENT INCOME
  Dividends..............................................................       --          2           --
  Interest...............................................................       --        884        1,010
  Income from Securities Lending.........................................       --         10           --
                                                                           -------       ----       ------
     Total Investment Income.............................................       --        896        1,010
                                                                           -------       ----       ------
FUND EXPENSES
  Investment Management Fees.............................................       61        129          183
  Accounting & Transfer Agent Fees.......................................        4          9           10
  Shareholder Servicing Fees.............................................       83         69           98
  Custodian Fees.........................................................       --          1           --
  Filing Fees............................................................       19         19           20
  Shareholders' Reports..................................................        7         11           15
  Directors'/Trustees' Fees & Expenses...................................       --          1            1
  Professional Fees......................................................        2          6            7
  Other..................................................................        1          3            6
                                                                           -------       ----       ------
     Total Expenses......................................................      177        248          340
                                                                           -------       ----       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (55)        --           --
                                                                           -------       ----       ------
  Net Expenses...........................................................      122        248          340
                                                                           -------       ----       ------
  NET INVESTMENT INCOME (LOSS)...........................................    1,207        648          670
                                                                           -------       ----       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................    3,454        (18)        (267)
    Futures..............................................................       59         --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   (2,441)        49          227
    Futures..............................................................       (9)        --           --
                                                                           -------       ----       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    1,063         31          (40)
                                                                           -------       ----       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $ 2,270       $679       $  630
                                                                           =======       ====       ======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           LWAS/DFA U.S. HIGH BOOK LWAS/DFA TWO-YEAR FIXED  LWAS/DFA TWO-YEAR
                                           TO MARKET PORTFOLIO      INCOME PORTFOLIO       GOVERNMENT PORTFOLIO
                                           ----------------------  ----------------------  ------------------
                                             YEAR        YEAR        YEAR        YEAR        YEAR       YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,
                                             2016        2015        2016        2015        2016       2015
                                           --------    --------    --------    --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $ 1,207     $  1,275    $    648    $    422    $    670   $    443
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........   3,454        4,976         (18)        218        (267)       367
    Futures...............................      59           --          --          --          --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities.................  (2,441)      (5,532)         49        (102)        227       (250)
    Futures...............................      (9)          --          --          --          --         --
                                           -------      --------    --------    --------   --------   --------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................   2,270          719         679         538         630        560
                                           -------      --------    --------    --------   --------   --------
Distributions From:
  Net Investment Income...................  (1,193)      (1,203)       (605)       (376)       (610)      (424)
  Net Short-Term Gains....................      --          (68)       (205)       (108)       (352)      (411)
  Net Long-Term Gains.....................  (4,712)      (4,067)         (5)        (73)         --         --
                                           -------      --------    --------    --------   --------   --------
     Total Distributions..................  (5,905)      (5,338)       (815)       (557)       (962)      (835)
                                           -------      --------    --------    --------   --------   --------
Capital Share Transactions (1):
  Shares Issued...........................   1,005        1,865       3,649       6,920       5,405      9,826
  Shares Issued in Lieu of Cash
   Distributions..........................   5,905        5,338         815         557         962        836
  Shares Redeemed.........................  (8,182)     (11,277)    (14,939)    (14,640)    (24,184)   (21,970)
                                           -------      --------    --------    --------   --------   --------
     Net Increase (Decrease) from
      Capital Share Transactions..........  (1,272)      (4,074)    (10,475)     (7,163)    (17,817)   (11,308)
                                           -------      --------    --------    --------   --------   --------
     Total Increase (Decrease) in Net
      Assets..............................  (4,907)      (8,693)    (10,611)     (7,182)    (18,149)   (11,583)
NET ASSETS
  Beginning of Year.......................  59,521       68,214      91,779      98,961     133,648    145,231
                                           -------      --------    --------    --------   --------   --------
  End of Year............................. $54,614     $ 59,521    $ 81,168    $ 91,779    $115,499   $133,648
                                           =======      ========    ========    ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................      59           98         365         691         548        992
  Shares Issued in Lieu of Cash
   Distributions..........................     351          294          82          56          98         85
  Shares Redeemed.........................    (482)        (592)     (1,494)     (1,462)     (2,451)    (2,219)
                                           -------      --------    --------    --------   --------   --------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     (72)        (200)     (1,047)       (715)     (1,805)    (1,142)
                                           =======      ========    ========    ========   ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    64     $    107    $    100    $     68    $    102   $     55

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                      LWAS/DFA U.S. High Book to Market Portfolio
                                      -------------------------------------------
                                        Year     Year     Year     Year     Year
                                       Ended    Ended    Ended    Ended    Ended
                                      Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                        2016     2015     2014     2013     2012
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $ 18.70  $ 20.16  $ 18.40  $ 13.84  $ 11.96
                                      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....    0.37     0.38     0.32     0.28     0.25
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........    0.36    (0.23)    2.41     4.57     1.87
                                      -------  -------  -------  -------  -------
   Total from Investment Operations..    0.73     0.15     2.73     4.85     2.12
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............   (0.37)   (0.36)   (0.29)   (0.29)   (0.24)
 Net Realized Gains..................   (1.51)   (1.25)   (0.68)      --       --
                                      -------  -------  -------  -------  -------
   Total Distributions...............   (1.88)   (1.61)   (0.97)   (0.29)   (0.24)
----------------------------------------------------------------------------------
Net Asset Value, End of Year......... $ 17.55  $ 18.70  $ 20.16  $ 18.40  $ 13.84
===================================   ======== ======== ======== ======== ========
Total Return.........................    4.49%    1.12%   15.38%   35.41%   18.01%
----------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $54,614  $59,521  $68,214  $67,266  $60,916
Ratio of Expenses to Average Net
 Assets (B)..........................    0.33%    0.32%    0.34%    0.34%    0.34%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered
 by Advisor) (B).....................    0.43%    0.35%    0.34%    0.34%    0.34%
Ratio of Net Investment Income to
 Average Net Assets..................    2.19%    1.99%    1.67%    1.77%    1.93%
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        LWAS/DFA Two-Year Fixed Income Portfolio
                                      -------------------------------------------
                                        Year     Year     Year     Year     Year
                                       Ended    Ended    Ended    Ended    Ended
                                      Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                        2016     2015     2014     2013     2012
----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $ 10.02  $ 10.02  $ 10.02  $ 10.07  $ 10.10
                                      -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....    0.08     0.04     0.02     0.03     0.04
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........   (0.01)    0.02     0.01       --     0.03
                                      -------  -------  -------  -------  -------
   Total from Investment Operations..    0.07     0.06     0.03     0.03     0.07
----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............   (0.07)   (0.04)   (0.02)   (0.03)   (0.04)
 Net Realized Gains..................   (0.02)   (0.02)   (0.01)   (0.05)   (0.06)
                                      -------  -------  -------  -------  -------
   Total Distributions...............   (0.09)   (0.06)   (0.03)   (0.08)   (0.10)
----------------------------------------------------------------------------------
Net Asset Value, End of Year......... $ 10.00  $ 10.02  $ 10.02  $ 10.02  $ 10.07
===================================   ======== ======== ======== ======== ========
Total Return.........................    0.74%    0.57%    0.31%    0.26%    0.75%
----------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $81,168  $91,779  $98,961  $94,726  $89,326
Ratio of Expenses to Average Net
 Assets..............................    0.29%    0.29%    0.28%    0.29%    0.30%
Ratio of Net Investment Income to
 Average Net Assets..................    0.75%    0.43%    0.20%    0.27%    0.40%
Portfolio Turnover Rate..............      93%     238%     122%      57%     102%
----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                           LWAS/DFA Two-Year Government Portfolio
                                      ------------------------------------------------
                                        Year      Year      Year      Year      Year
                                       Ended     Ended     Ended     Ended     Ended
                                      Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                        2016      2015      2014      2013      2012
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year... $   9.90  $   9.92  $   9.91  $   9.96  $   9.98
                                      --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)....     0.05      0.03      0.01      0.01      0.02
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........     0.01      0.01      0.03      0.02      0.04
                                      --------  --------  --------  --------  --------
   Total from Investment Operations..     0.06      0.04      0.04      0.03      0.06
---------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income...............    (0.05)    (0.03)    (0.01)    (0.01)    (0.03)
 Net Realized Gains..................    (0.03)    (0.03)    (0.02)    (0.07)    (0.05)
                                      --------  --------  --------  --------  --------
   Total Distributions...............    (0.08)    (0.06)    (0.03)    (0.08)    (0.08)
---------------------------------------------------------------------------------------
Net Asset Value, End of Year......... $   9.88  $   9.90  $   9.92  $   9.91  $   9.96
===================================   ========  ========  ========  ========  ========
Total Return.........................     0.58%     0.38%     0.39%     0.26%     0.50%
---------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).. $115,499  $133,648  $145,231  $145,205  $145,273
Ratio of Expenses to Average Net
 Assets..............................     0.28%     0.28%     0.27%     0.28%     0.28%
Ratio of Net Investment Income to
 Average Net Assets..................     0.55%     0.31%     0.12%     0.05%     0.19%
Portfolio Turnover Rate..............      118%      262%      225%      160%      111%
---------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Feeder Fund owned less than 1% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments for the Portfolios (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              LWAS/DFA U.S. High Book to Market Portfolio
                (1)........................................ 0.11%
              LWAS/DFA Two-Year Fixed Income Portfolio..... 0.15%
              LWAS/DFA Two-Year Government Portfolio....... 0.15%

   (1) Effective as of July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, to 0.11% of the average net assets of a class of the Feeder Fund on an annualized basis. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                         SHAREHOLDER
                                                        SERVICING FEES
                                                        --------------
         LWAS/DFA U.S. High Book to Market Portfolio...      0.15%
         LWAS/DFA Two-Year Fixed Income Portfolio......      0.08%
         LWAS/DFA Two-Year Government Portfolio........      0.08%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               LWAS/DFA U.S. High Book to Market Portfolio... $3
               LWAS/DFA Two-Year Fixed Income Portfolio......  4
               LWAS/DFA Two-Year Government Portfolio........  7

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. GOVERNMENT   OTHER INVESTMENT
                                               SECURITIES        SECURITIES
                                           ------------------ -----------------
                                           PURCHASES  SALES   PURCHASES  SALES
                                           --------- -------- --------- -------
LWAS/DFA Two-Year Fixed Income Portfolio.. $ 19,064  $ 39,820  $60,141  $44,700
LWAS/DFA Two-Year Government Portfolio....  144,088   162,504       --       --

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                INCREASE       INCREASE
                                                               (DECREASE)     (DECREASE)
                                                INCREASE     UNDISTRIBUTED   ACCUMULATED
                                               (DECREASE)    NET INVESTMENT  NET REALIZED
                                             PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $192            $(57)         $(135)
LWAS/DFA Two-Year Fixed Income Portfolio....        11             (11)            --
LWAS/DFA Two-Year Government Portfolio......        13             (13)            --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                             CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                             -------------- ------------- ---------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2015........................................     $1,271        $4,067         --     $5,338
2016........................................      1,193         4,712         --      5,905
LWAS/DFA Two-Year Fixed Income Portfolio
2015........................................        484            73         --        557
2016........................................        809             5         --        814
LWAS/DFA Two-Year Government Portfolio
2015........................................        836            --         --        836
2016........................................        962            --         --        962

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $51           $141      $192
LWAS/DFA Two-Year Fixed Income Portfolio....       11             --        11
LWAS/DFA Two-Year Government Portfolio......       13             --        13

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                            UNDISTRIBUTED                                               TOTAL NET
                            NET INVESTMENT                                            DISTRIBUTABLE
                              INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                              SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                            CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                            -------------- ------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to
  Market Portfolio.........      $108         $3,325            --        $28,893        $32,326
LWAS/DFA Two-Year Fixed
  Income Portfolio.........       104             --         $ (18)            (9)            77
LWAS/DFA Two-Year
  Government Portfolio.....       108             --          (269)           157             (4)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had no capital loss carryforwards available to offset future realized capital gains.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                 NET UNREALIZED
                           FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                              COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                           ----------- ------------ ------------ --------------
 LWAS/DFA U.S. High Book
   to Market Portfolio....  $ 25,761     $28,873          --        $28,873
 LWAS/DFA Two-Year Fixed
   Income Portfolio.......    82,122          49        $(58)            (9)
 LWAS/DFA Two-Year
   Government Portfolio...   114,864         164          (7)           157

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                 PERCENTAGE OF
                                                     NUMBER OF    OUTSTANDING
                                                    SHAREHOLDERS    SHARES
                                                    ------------ -------------
 LWAS/DFA U.S. High Book to Market Portfolio.......      2            92%
 LWAS/DFA Two-Year Fixed Income Portfolio..........      3            96%
 LWAS/DFA Two-Year Government Portfolio............      3            97%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Second Circuit for rehearing of the appeal, and that petition is pending. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset values of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, broker and transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                 % BREAKDOWN OF DISTRIBUTION SOURCES
                                          -------------------------------------------------
                                             NET      NET REALIZED   NET REALIZED
                                          INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                              INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                            ---------- -------------- -------------- ---------
LWAS/DFA Two-Year Fixed Income Portfolio
   December 16, 2015.....................     91%          0%             0%           9%
LWAS/DFA Two-Year Government Portfolio
   December 16, 2015.....................     92%          0%             0%           8%
   March 30, 2016........................     99%          0%             0%           1%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                        DFA INVESTMENT DIMENSIONS GROUP

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]


                            LWAS/DFA International            MSCI World
                                 High Book to                ex USA Index
                               Market Portfolio             (net dividends)
                          -------------------------        ---------------
10/2006                           $10,000                       $10,000
11/2006                           $10,330                       $10,298
12/2006                           $10,731                       $10,593
01/2007                           $10,930                       $10,658
02/2007                           $10,921                       $10,743
03/2007                           $11,272                       $11,018
04/2007                           $11,837                       $11,520
05/2007                           $12,241                       $11,775
06/2007                           $12,147                       $11,787
07/2007                           $11,806                       $11,624
08/2007                           $11,672                       $11,456
09/2007                           $12,280                       $12,107
10/2007                           $12,872                       $12,633
11/2007                           $12,091                       $12,139
12/2007                           $11,830                       $11,911
01/2008                           $10,868                       $10,837
02/2008                           $10,729                       $11,033
03/2008                           $10,853                       $10,876
04/2008                           $11,335                       $11,480
05/2008                           $11,340                       $11,655
06/2008                           $10,216                       $10,748
07/2008                            $9,925                       $10,366
08/2008                            $9,508                        $9,965
09/2008                            $8,397                        $8,526
10/2008                            $6,289                        $6,753
11/2008                            $5,903                        $6,386
12/2008                            $6,336                        $6,723
01/2009                            $5,459                        $6,096
02/2009                            $4,789                        $5,479
03/2009                            $5,311                        $5,840
04/2009                            $6,292                        $6,593
05/2009                            $7,221                        $7,427
06/2009                            $7,112                        $7,350
07/2009                            $7,951                        $8,040
08/2009                            $8,406                        $8,425
09/2009                            $8,837                        $8,773
10/2009                            $8,486                        $8,632
11/2009                            $8,732                        $8,845
12/2009                            $8,831                        $8,986
01/2010                            $8,325                        $8,565
02/2010                            $8,351                        $8,557
03/2010                            $9,006                        $9,107
04/2010                            $8,855                        $8,972
05/2010                            $7,815                        $7,982
06/2010                            $7,671                        $7,866
07/2010                            $8,636                        $8,593
08/2010                            $8,212                        $8,336
09/2010                            $9,089                        $9,136
10/2010                            $9,407                        $9,462
11/2010                            $8,926                        $9,061
12/2010                            $9,759                        $9,790
01/2011                           $10,175                       $10,001
02/2011                           $10,514                       $10,372
03/2011                           $10,223                       $10,164
04/2011                           $10,767                       $10,718
05/2011                           $10,369                       $10,400
06/2011                           $10,226                       $10,252
07/2011                            $9,901                       $10,083
08/2011                            $8,834                        $9,231
09/2011                            $7,870                        $8,304
10/2011                            $8,625                        $9,111
11/2011                            $8,337                        $8,690
12/2011                            $8,109                        $8,595
01/2012                            $8,656                        $9,059
02/2012                            $9,109                        $9,557
03/2012                            $9,030                        $9,487
04/2012                            $8,703                        $9,326
05/2012                            $7,628                        $8,262
06/2012                            $8,167                        $8,804
07/2012                            $8,135                        $8,913
08/2012                            $8,468                        $9,168
09/2012                            $8,767                        $9,446
10/2012                            $8,875                        $9,512
11/2012                            $9,015                        $9,712
12/2012                            $9,459                       $10,006
01/2013                            $9,903                       $10,498
02/2013                            $9,600                       $10,393
03/2013                            $9,626                       $10,476
04/2013                           $10,106                       $10,953
05/2013                            $9,977                       $10,708
06/2013                            $9,629                       $10,307
07/2013                           $10,283                       $10,855
08/2013                           $10,212                       $10,715
09/2013                           $10,969                       $11,472
10/2013                           $11,352                       $11,857
11/2013                           $11,387                       $11,930
12/2013                           $11,642                       $12,110
01/2014                           $11,214                       $11,621
02/2014                           $11,843                       $12,255
03/2014                           $11,764                       $12,200
04/2014                           $11,956                       $12,392
05/2014                           $12,084                       $12,584
06/2014                           $12,242                       $12,763
07/2014                           $11,956                       $12,536
08/2014                           $11,956                       $12,546
09/2014                           $11,435                       $12,030
10/2014                           $11,239                       $11,839
11/2014                           $11,239                       $11,985
12/2014                           $10,822                       $11,586
01/2015                           $10,741                       $11,545
02/2015                           $11,509                       $12,235
03/2015                           $11,273                       $12,030
04/2015                           $11,880                       $12,551
05/2015                           $11,880                       $12,442
06/2015                           $11,534                       $12,089
07/2015                           $11,425                       $12,280
08/2015                           $10,576                       $11,386
09/2015                            $9,854                       $10,811
10/2015                           $10,611                       $11,624
11/2015                           $10,459                       $11,439
12/2015                           $10,135                       $11,234
01/2016                            $9,341                       $10,461
02/2016                            $9,038                       $10,315
03/2016                            $9,716                       $11,015
04/2016                           $10,194                       $11,369
05/2016                            $9,991                       $11,241
06/2016                            $9,631                       $10,899
07/2016                           $10,059                       $11,435
08/2016                           $10,325                       $11,446        Past performance is not predictive of
09/2016                           $10,443                       $11,585        future performance.
10/2016                           $10,562                       $11,360        The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  -0.46%       4.13%       0.55%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities directly.

INTERNATIONAL EQUITY PORTFOLIO'S PERFORMANCE OVERVIEW

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of developed ex U.S. large-cap value stocks by purchasing shares of The DFA International Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Master Fund held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2016, total returns were -0.46% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Fund invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Master Fund's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Master Fund's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                              SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLE
                                                        BEGINNING  ENDING              EXPENSES
                                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                          VALUE    VALUE     EXPENSE    DURING
                                                        05/01/16  10/31/16    RATIO*   PERIOD*
                                                        --------- --------- ---------- --------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO**
------------------------------------------------------
Actual Fund Return..................................... $1,000.00 $1,036.10    0.48%    $2.46
Hypothetical 5% Annual Return.......................... $1,000.00 $ 1022.72    0.48%    $2.44

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

FEEDER FUND

                                     Affiliated Investment Company
                                     -----------------------------
              LWAS/DFA
                International High
                Book to Market
                Portfolio...........             100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of  The
  DFA Investment Trust Company.............................. $54,237,875
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $53,039,799)........................................... $54,237,875
                                                             -----------

Summary of the Portfolio's Master Fund's investments as of October 31, 2016, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value.......................................................................................... $     54,238
  Fund Shares Sold..........................................................................................            1
Prepaid Expenses and Other Assets...........................................................................            4
                                                                                                             ------------
     Total Assets...........................................................................................       54,243
                                                                                                             ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed......................................................................................            2
Accrued Expenses and Other Liabilities......................................................................           16
                                                                                                             ------------
     Total Liabilities......................................................................................           18
                                                                                                             ------------
NET ASSETS.................................................................................................. $     54,225
                                                                                                             ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................................................................    7,601,296
                                                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................................... $       7.13
                                                                                                             ============
Investment in Affiliated Investment Company at Cost......................................................... $     53,040
                                                                                                             ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................................. $     54,052
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......................          290
Accumulated Net Realized Gain (Loss)........................................................................       (1,314)
Net Unrealized Foreign Exchange Gain (Loss).................................................................           (1)
Net Unrealized Appreciation (Depreciation)..................................................................        1,198
                                                                                                             ------------
NET ASSETS.................................................................................................. $     54,225
                                                                                                             ============
(1) NUMBER OF SHARES AUTHORIZED.............................................................................  200,000,000
                                                                                                             ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends (Net of Foreign Taxes Withheld of $163)............................................... $ 2,019
    Income from Securities Lending..................................................................      58
    Expenses Allocated from Affiliated Investment Company...........................................    (117)
                                                                                                     -------
     Total Investment Income........................................................................   1,960
                                                                                                     -------
EXPENSES
  Investment Management Fees........................................................................     112
  Accounting & Transfer Agent Fees..................................................................       4
  Shareholder Servicing Fees........................................................................     101
  Filing Fees.......................................................................................      17
  Shareholders' Reports.............................................................................       8
  Professional Fees.................................................................................       1
  Other.............................................................................................       2
                                                                                                     -------
     Total Expenses.................................................................................     245
                                                                                                     -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note C).    (107)
                                                                                                     -------
  Net Expenses......................................................................................     138
                                                                                                     -------
  NET INVESTMENT INCOME (LOSS)......................................................................   1,822
                                                                                                     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................  (1,293)
    Futures.........................................................................................      37
    Foreign Currency Transactions...................................................................      33
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................    (990)
    Futures.........................................................................................      (7)
    Translation of Foreign Currency Denominated Amounts.............................................      (5)
                                                                                                     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................  (2,225)
                                                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $  (403)
                                                                                                     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        LWAS/DFA INTERNATIONAL
                                                                                        HIGH BOOK TO MARKET
                                                                                            PORTFOLIO
                                                                                        ---------------------
                                                                                          YEAR        YEAR
                                                                                         ENDED       ENDED
                                                                                        OCT. 31,    OCT. 31,
                                                                                          2016        2015
                                                                                        --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $  1,822    $ 2,005
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................   (1,293)     2,348
    Futures............................................................................       37         --
    Foreign Currency Transactions......................................................       33        (42)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................     (990)    (7,888)
    Futures............................................................................       (7)        --
    Translation of Foreign Currency Denominated Amounts................................       (5)         5
                                                                                         --------   -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     (403)    (3,572)
                                                                                         --------   -------
Distributions From:
  Net Investment Income................................................................   (1,752)    (1,879)
  Net Short-Term Gains.................................................................       --        (40)
  Net Long-Term Gains..................................................................   (2,241)    (1,481)
                                                                                         --------   -------
     Total Distributions...............................................................   (3,993)    (3,400)
                                                                                         --------   -------
Capital Share Transactions (1):
  Shares Issued........................................................................    4,830      3,105
  Shares Issued in Lieu of Cash Distributions..........................................    3,993      3,399
  Shares Redeemed......................................................................  (10,274)    (8,126)
                                                                                         --------   -------
     Net Increase (Decrease) from Capital Share Transactions...........................   (1,451)    (1,622)
                                                                                         --------   -------
     Total Increase (Decrease) in Net Assets...........................................   (5,847)    (8,594)
NET ASSETS
  Beginning of Year....................................................................   60,072     68,666
  End of Year.......................................................................... $ 54,225    $60,072
                                                                                         ========   =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................      692        377
  Shares Issued in Lieu of Cash Distributions..........................................      583        421
  Shares Redeemed......................................................................   (1,469)      (980)
                                                                                         --------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     (194)      (182)
                                                                                         ========   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $    290    $   191

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                   LWAS/DFA International High Book to Market Portfolio
                                                   ---------------------------------------------------
                                                     Year       Year       Year       Year      Year
                                                    Ended      Ended      Ended      Ended     Ended
                                                   Oct. 31,   Oct. 31,   Oct. 31,   Oct. 31,  Oct. 31,
                                                     2016       2015       2014       2013      2012
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $  7.71    $  8.61    $  9.50    $  8.22   $  8.68
                                                   -------    -------    -------    -------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................    0.23       0.25       0.39       0.25      0.28
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................   (0.29)     (0.72)     (0.47)      1.87     (0.10)
                                                   -------    -------    -------    -------   -------
   Total from Investment Operations...............   (0.06)     (0.47)     (0.08)      2.12      0.18
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................   (0.23)     (0.24)     (0.38)     (0.27)    (0.28)
 Net Realized Gains...............................   (0.29)     (0.19)     (0.43)     (0.57)    (0.36)
                                                   -------    -------    -------    -------   -------
   Total Distributions............................   (0.52)     (0.43)     (0.81)     (0.84)    (0.64)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $  7.13    $  7.71    $  8.61    $  9.50   $  8.22
=================================================  =========  =========  =========  ========= =========
Total Return......................................   (0.46)%    (5.59)%    (0.99)%    27.91%     2.89%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $54,225    $60,072    $68,666    $77,901   $66,900
Ratio of Expenses to Average Net Assets (B).......    0.48%      0.47%      0.50%      0.49%     0.50%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................    0.68%      0.53%      0.50%      0.49%     0.50%
Ratio of Net Investment Income to Average Net
 Assets...........................................    3.42%      3.05%      4.28%      2.91%     3.49%
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2016, the Portfolio owned less than 1% of the Series. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio;

Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses. At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $4 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the year ended October 31, 2016, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% of the Portfolio's average daily net assets.

   Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, to 0.21% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement for the Portfolio will remain in effect permanently, unless terminated by the Fund.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF at an effective annual rate of 0.19% of its average daily net assets.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                           INCREASE       INCREASE
                                                                          (DECREASE)     (DECREASE)
                                                           INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                          (DECREASE)    NET INVESTMENT  NET REALIZED
                                                        PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                        --------------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio...       $37            $29            $(66)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                                      NET INVESTMENT
                                                        INCOME AND
                                                        SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                      CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                      -------------- ------------- ---------- ------
LWAS/DFA International High Book to Market Portfolio
2015.................................................     $1,918        $1,481         --     $3,399
2016.................................................      1,752         2,241         --      3,993

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

           LWAS/DFA International High Book to Market Portfolio. $37

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
LWAS/DFA International High Book to
  Market Portfolio..................      $382           --          $(1,184)        $750          $(52)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2015, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2016, the Portfolio did not utilize capital loss carryforwards.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                              NET
                                                                                           UNREALIZED
                                                      FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                      TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $53,260      $977          --           $977

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2016.

F. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. OTHER:

   At October 31, 2016, two shareholders held approximately 94% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of LWAS/DFA International High Book to Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, the Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                             % BREAKDOWN OF DISTRIBUTION SOURCES
                                                      -------------------------------------------------
                                                         NET      NET REALIZED   NET REALIZED
                                                      INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                          INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                        ---------- -------------- -------------- ---------
LWAS/DFA International High Book to Market Portfolio
   December 16, 2015.................................     86%          0%             0%          14%
   June 29, 2016.....................................     94%          0%             0%           6%

   The Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Portfolio is returned to the shareholder. A return of capital does not necessarily reflect the Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce the Portfolio's net asset value per share.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                     [CHART]

                               The U.S. Large Cap               Russell 1000
                                  Value Series                   Value Index
                             ----------------------            ---------------
10/2006                             $10,000                        $10,000
11/2006                             $10,190                        $10,228
12/2006                             $10,395                        $10,458
01/2007                             $10,698                        $10,592
02/2007                             $10,537                        $10,427
03/2007                             $10,610                        $10,588
04/2007                             $11,062                        $10,979
05/2007                             $11,518                        $11,375
06/2007                             $11,332                        $11,109
07/2007                             $10,630                        $10,595
08/2007                             $10,427                        $10,714
09/2007                             $10,699                        $11,082
10/2007                             $10,759                        $11,083
11/2007                             $10,158                        $10,542
12/2007                             $10,124                        $10,440
01/2008                              $9,737                        $10,022
02/2008                              $9,439                         $9,602
03/2008                              $9,351                         $9,530
04/2008                              $9,940                         $9,994
05/2008                             $10,179                         $9,978
06/2008                              $9,063                         $9,023
07/2008                              $8,964                         $8,991
08/2008                              $9,138                         $9,144
09/2008                              $8,317                         $8,472
10/2008                              $6,447                         $7,005
11/2008                              $5,815                         $6,503
12/2008                              $6,004                         $6,593
01/2009                              $5,291                         $5,835
02/2009                              $4,550                         $5,055
03/2009                              $4,999                         $5,488
04/2009                              $5,808                         $6,076
05/2009                              $6,253                         $6,452
06/2009                              $6,176                         $6,404
07/2009                              $6,765                         $6,928
08/2009                              $7,224                         $7,290
09/2009                              $7,540                         $7,572
10/2009                              $7,215                         $7,340
11/2009                              $7,621                         $7,754
12/2009                              $7,832                         $7,891
01/2010                              $7,650                         $7,669
02/2010                              $7,980                         $7,911
03/2010                              $8,602                         $8,426
04/2010                              $8,875                         $8,645
05/2010                              $8,114                         $7,934
06/2010                              $7,502                         $7,487
07/2010                              $8,090                         $7,994
08/2010                              $7,602                         $7,652
09/2010                              $8,344                         $8,246
10/2010                              $8,655                         $8,493
11/2010                              $8,588                         $8,448
12/2010                              $9,425                         $9,115
01/2011                              $9,726                         $9,321
02/2011                             $10,253                         $9,665
03/2011                             $10,300                         $9,703
04/2011                             $10,563                         $9,962
05/2011                             $10,410                         $9,856
06/2011                             $10,229                         $9,654
07/2011                              $9,760                         $9,334
08/2011                              $8,937                         $8,752
09/2011                              $8,033                         $8,090
10/2011                              $9,147                         $9,016
11/2011                              $9,071                         $8,970
12/2011                              $9,143                         $9,151
01/2012                              $9,597                         $9,497
02/2012                             $10,152                         $9,875
03/2012                             $10,339                        $10,168
04/2012                             $10,128                        $10,064
05/2012                              $9,410                         $9,474
06/2012                              $9,918                         $9,945
07/2012                             $10,013                        $10,047
08/2012                             $10,410                        $10,266
09/2012                             $10,793                        $10,591
10/2012                             $10,822                        $10,539
11/2012                             $10,846                        $10,535
12/2012                             $11,176                        $10,753
01/2013                             $11,956                        $11,452
02/2013                             $12,109                        $11,616
03/2013                             $12,688                        $12,076
04/2013                             $12,822                        $12,259
05/2013                             $13,348                        $12,573
06/2013                             $13,200                        $12,463
07/2013                             $13,989                        $13,135
08/2013                             $13,578                        $12,637
09/2013                             $13,975                        $12,954
10/2013                             $14,683                        $13,521
11/2013                             $15,300                        $13,898
12/2013                             $15,706                        $14,250
01/2014                             $15,085                        $13,744
02/2014                             $15,596                        $14,338
03/2014                             $15,965                        $14,681
04/2014                             $16,070                        $14,820
05/2014                             $16,424                        $15,037
06/2014                             $16,869                        $15,430
07/2014                             $16,749                        $15,167
08/2014                             $17,280                        $15,725
09/2014                             $16,855                        $15,400
10/2014                             $16,984                        $15,746
11/2014                             $17,185                        $16,069
12/2014                             $17,314                        $16,167
01/2015                             $16,458                        $15,521
02/2015                             $17,620                        $16,272
03/2015                             $17,285                        $16,050
04/2015                             $17,635                        $16,200
05/2015                             $17,831                        $16,395
06/2015                             $17,544                        $16,068
07/2015                             $17,501                        $16,138
08/2015                             $16,438                        $15,177
09/2015                             $15,912                        $14,719
10/2015                             $17,209                        $15,830
11/2015                             $17,276                        $15,890
12/2015                             $16,735                        $15,548
01/2016                             $15,596                        $14,745
02/2016                             $15,625                        $14,741
03/2016                             $16,764                        $15,803
04/2016                             $17,218                        $16,135
05/2016                             $17,453                        $16,386
06/2016                             $17,434                        $16,527
07/2016                             $18,036                        $17,007        Past performance is not predictive of
08/2016                             $18,252                        $17,138        future performance.
09/2016                             $18,338                        $17,103        The returns shown do not reflect the
10/2016                             $18,027                        $16,838        deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2016, all rights
                                  4.75%        14.53%        6.07%                reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                    [CHART]

                          The DFA International            MSCI World ex
                              Value Series            USA Index (net dividends)
                            -----------------         ------------------------
10/2006                          $10,000                      $10,000
11/2006                          $10,332                      $10,298
12/2006                          $10,735                      $10,593
01/2007                          $10,938                      $10,658
02/2007                          $10,928                      $10,743
03/2007                          $11,281                      $11,018
04/2007                          $11,851                      $11,520
05/2007                          $12,256                      $11,775
06/2007                          $12,166                      $11,787
07/2007                          $11,828                      $11,624
08/2007                          $11,696                      $11,456
09/2007                          $12,306                      $12,107
10/2007                          $12,903                      $12,633
11/2007                          $12,121                      $12,139
12/2007                          $11,860                      $11,911
01/2008                          $10,900                      $10,837
02/2008                          $10,761                      $11,033
03/2008                          $10,890                      $10,876
04/2008                          $11,376                      $11,480
05/2008                          $11,382                      $11,655
06/2008                          $10,256                      $10,748
07/2008                           $9,966                      $10,366
08/2008                           $9,549                       $9,965
09/2008                           $8,434                       $8,526
10/2008                           $6,319                       $6,753
11/2008                           $5,931                       $6,386
12/2008                           $6,380                       $6,723
01/2009                           $5,499                       $6,096
02/2009                           $4,824                       $5,479
03/2009                           $5,350                       $5,840
04/2009                           $6,336                       $6,593
05/2009                           $7,277                       $7,427
06/2009                           $7,166                       $7,350
07/2009                           $8,019                       $8,040
08/2009                           $8,479                       $8,425
09/2009                           $8,911                       $8,773
10/2009                           $8,556                       $8,632
11/2009                           $8,811                       $8,845
12/2009                           $8,911                       $8,986
01/2010                           $8,396                       $8,565
02/2010                           $8,429                       $8,557
03/2010                           $9,094                       $9,107
04/2010                           $8,939                       $8,972
05/2010                           $7,892                       $7,982
06/2010                           $7,753                       $7,866
07/2010                           $8,723                       $8,593
08/2010                           $8,296                       $8,336
09/2010                           $9,188                       $9,136
10/2010                           $9,509                       $9,462
11/2010                           $9,033                       $9,061
12/2010                           $9,875                       $9,790
01/2011                          $10,295                      $10,001
02/2011                          $10,639                      $10,372
03/2011                          $10,345                      $10,164
04/2011                          $10,899                      $10,718
05/2011                          $10,506                      $10,400
06/2011                          $10,362                      $10,252
07/2011                          $10,030                      $10,083
08/2011                           $8,955                       $9,231
09/2011                           $7,975                       $8,304
10/2011                           $8,745                       $9,111
11/2011                           $8,457                       $8,690
12/2011                           $8,230                       $8,595
01/2012                           $8,784                       $9,059
02/2012                           $9,243                       $9,557
03/2012                           $9,166                       $9,487
04/2012                           $8,839                       $9,326
05/2012                           $7,748                       $8,262
06/2012                           $8,296                       $8,804
07/2012                           $8,263                       $8,913
08/2012                           $8,606                       $9,168
09/2012                           $8,911                       $9,446
10/2012                           $9,022                       $9,512
11/2012                           $9,166                       $9,712
12/2012                           $9,614                      $10,006
01/2013                          $10,068                      $10,498
02/2013                           $9,764                      $10,393
03/2013                           $9,797                      $10,476
04/2013                          $10,279                      $10,953
05/2013                          $10,157                      $10,708
06/2013                           $9,797                      $10,307
07/2013                          $10,467                      $10,855
08/2013                          $10,395                      $10,715
09/2013                          $11,176                      $11,472
10/2013                          $11,564                      $11,857
11/2013                          $11,608                      $11,930
12/2013                          $11,863                      $12,110
01/2014                          $11,431                      $11,621
02/2014                          $12,084                      $12,255
03/2014                          $11,996                      $12,200
04/2014                          $12,201                      $12,392
05/2014                          $12,339                      $12,584
06/2014                          $12,489                      $12,763
07/2014                          $12,212                      $12,536
08/2014                          $12,217                      $12,546
09/2014                          $11,680                      $12,030
10/2014                          $11,481                      $11,839
11/2014                          $11,486                      $11,985
12/2014                          $11,060                      $11,586
01/2015                          $10,988                      $11,545
02/2015                          $11,774                      $12,235
03/2015                          $11,525                      $12,030
04/2015                          $12,156                      $12,551
05/2015                          $12,162                      $12,442
06/2015                          $11,813                      $12,089
07/2015                          $11,697                      $12,280
08/2015                          $10,827                      $11,386
09/2015                          $10,091                      $10,811
10/2015                          $10,866                      $11,624
11/2015                          $10,722                      $11,439
12/2015                          $10,378                      $11,234
01/2016                           $9,570                      $10,461
02/2016                           $9,265                      $10,315
03/2016                           $9,969                      $11,015
04/2016                          $10,450                      $11,369
05/2016                          $10,257                      $11,241
06/2016                           $9,886                      $10,899
07/2016                          $10,323                      $11,435
08/2016                          $10,600                      $11,446              Past performance is not predictive of
09/2016                          $10,716                      $11,585              future performance.
10/2016                          $10,855                      $11,360              The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2016, all
                                  -0.10%        4.42%        0.82%                 rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------
              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------
         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large-cap value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.75% for the Series and 6.37% for the Russell 1000(R) Value Index, the Series benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had a larger allocation than the benchmark to lower relative price stocks, which detracted from the Series' performance relative to the benchmark as the lowest relative price quartile underperformed. The Series' exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 pm London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large cap value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Series held approximately 500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2016, total returns were -0.10% for the Series and -2.27% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Series invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Series' emphasis on deep value stocks contributed positively to its performance, relative to the benchmark as that segment of the market outperformed for the year. The Series' emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2016
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/16  10/31/16    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,047.00    0.11%    $0.57
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.58    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,038.70    0.22%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.03    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent
Form N-Q with the SEC on September 29, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  12.3%
Consumer Staples.............................   6.6%
Energy.......................................  13.7%
Financials...................................  21.5%
Health Care..................................  11.0%
Industrials..................................  11.3%
Information Technology.......................  14.7%
Materials....................................   3.9%
Telecommunication Services...................   4.8%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  12.8%
Consumer Staples.............................   2.6%
Energy.......................................  16.2%
Financials...................................  29.7%
Health Care..................................   1.2%
Industrials..................................  10.7%
Information Technology.......................   3.2%
Materials....................................  14.6%
Real Estate..................................   2.3%
Telecommunication Services...................   4.3%
Utilities....................................   2.4%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2016

                                                                          Percentage
                                                Shares       Value+     of Net Assets**
                                                ------       ------     ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (11.7%)
#*  Charter Communications, Inc. Class A.....    910,208 $  227,451,877            1.1%
    Comcast Corp. Class A.................... 10,885,890    672,965,720            3.2%
    Ford Motor Co............................ 14,753,200    173,202,568            0.8%
    General Motors Co........................  5,641,400    178,268,240            0.9%
    Time Warner, Inc.........................  3,800,376    338,195,460            1.6%
    Other Securities.........................               954,615,599            4.6%
                                                         --------------           -----
Total Consumer Discretionary.................             2,544,699,464           12.2%
                                                         --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp..........................  3,989,908    335,551,263            1.6%
    Mondelez International, Inc. Class A.....  3,933,821    176,785,916            0.9%
#   Tyson Foods, Inc. Class A................  1,957,913    138,718,136            0.7%
    Wal-Mart Stores, Inc.....................  1,998,751    139,952,545            0.7%
    Other Securities.........................               574,239,450            2.6%
                                                         --------------           -----
Total Consumer Staples.......................             1,365,247,310            6.5%
                                                         --------------           -----
Energy -- (13.1%)
    Chevron Corp.............................  3,924,607    411,102,583            2.0%
    ConocoPhillips...........................  3,210,456    139,494,313            0.7%
    EOG Resources, Inc.......................  1,485,821    134,347,935            0.6%
    Exxon Mobil Corp.........................  9,096,178    757,893,551            3.6%
    Occidental Petroleum Corp................  1,857,300    135,415,743            0.6%
    Phillips 66..............................  2,096,097    170,098,272            0.8%
    Valero Energy Corp.......................  2,806,975    166,285,199            0.8%
    Other Securities.........................               932,855,101            4.5%
                                                         --------------           -----
Total Energy.................................             2,847,492,697           13.6%
                                                         --------------           -----
Financials -- (20.5%)
    American International Group, Inc........  2,735,967    168,809,164            0.8%
    Bank of America Corp..................... 15,552,325    256,613,362            1.2%
    Bank of New York Mellon Corp. (The)......  3,379,657    146,237,758            0.7%
    Capital One Financial Corp...............  2,036,842    150,807,782            0.7%
    Citigroup, Inc...........................  8,251,489    405,560,684            1.9%
    Goldman Sachs Group, Inc. (The)..........    980,999    174,853,262            0.8%
    JPMorgan Chase & Co...................... 11,452,239    793,182,073            3.8%
    Morgan Stanley...........................  3,534,479    118,652,460            0.6%
    PNC Financial Services Group, Inc. (The).  1,303,329    124,598,252            0.6%
    Travelers Cos., Inc. (The)...............  1,119,453    121,102,426            0.6%
    Wells Fargo & Co.........................  6,090,495    280,223,675            1.3%
    Other Securities.........................             1,721,446,165            8.3%
                                                         --------------           -----
Total Financials.............................             4,462,087,063           21.3%
                                                         --------------           -----
Health Care -- (10.5%)
    Aetna, Inc...............................  1,802,581    193,507,070            0.9%
    Anthem, Inc..............................  1,445,532    176,152,529            0.9%
*   Express Scripts Holding Co...............  2,738,677    184,586,830            0.9%
    Humana, Inc..............................    707,042    121,278,914            0.6%
    Medtronic P.L.C..........................  3,541,179    290,447,502            1.4%
    Pfizer, Inc.............................. 16,340,523    518,157,984            2.5%
    Thermo Fisher Scientific, Inc............  1,023,977    150,555,338            0.7%
    Other Securities.........................               644,260,598            3.0%
                                                         --------------           -----
Total Health Care............................             2,278,946,765           10.9%
                                                         --------------           -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                       Shares        Value+      of Net Assets**
                                                                       ------        ------      ---------------
Industrials -- (10.8%)
#     Caterpillar, Inc..............................................   1,458,164 $   121,698,367            0.6%
      CSX Corp......................................................   5,234,843     159,715,060            0.8%
      FedEx Corp....................................................     853,987     148,867,014            0.7%
      General Electric Co...........................................   7,508,293     218,491,326            1.0%
      Norfolk Southern Corp.........................................   1,569,304     145,945,272            0.7%
      Southwest Airlines Co.........................................   3,733,160     149,513,058            0.7%
      Stanley Black & Decker, Inc...................................   1,095,910     124,758,394            0.6%
      Union Pacific Corp............................................   2,259,039     199,202,059            1.0%
      Other Securities..............................................               1,077,855,471            5.1%
                                                                                 ---------------          ------
Total Industrials...................................................               2,346,046,021           11.2%
                                                                                 ---------------          ------
Information Technology -- (14.0%)
      Cisco Systems, Inc............................................  21,342,703     654,794,128            3.1%
      Hewlett Packard Enterprise Co.................................   9,162,273     205,876,274            1.0%
      HP, Inc.......................................................   9,619,949     139,393,061            0.7%
      Intel Corp....................................................  20,115,235     701,418,244            3.4%
#     NVIDIA Corp...................................................   1,824,559     129,835,618            0.6%
      QUALCOMM, Inc.................................................   2,685,866     184,572,712            0.9%
      Other Securities..............................................               1,024,025,488            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               3,039,915,525           14.5%
                                                                                 ---------------          ------
Materials -- (3.7%)
      Newmont Mining Corp...........................................   3,239,227     119,980,968            0.6%
      Other Securities..............................................                 691,529,819            3.3%
                                                                                 ---------------          ------
Total Materials.....................................................                 811,510,787            3.9%
                                                                                 ---------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                     500,715            0.0%
                                                                                 ---------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc.....................................................  21,002,992     772,700,076            3.7%
      Other Securities..............................................                 221,455,332            1.1%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 994,155,408            4.8%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  38,848,392            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,729,450,147           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     208,566            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,729,658,713
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 200,994,368     200,994,368            1.0%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@  DFA Short Term Investment Fund................................  70,916,981     820,651,306            3.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,161,108,715)..........................................               $21,751,304,387          104.0%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2    Level 3      Total
                               ---------------  ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 2,544,699,464            --   --    $ 2,544,699,464
  Consumer Staples............   1,365,247,310            --   --      1,365,247,310
  Energy......................   2,847,492,697            --   --      2,847,492,697
  Financials..................   4,462,087,063            --   --      4,462,087,063
  Health Care.................   2,278,946,765            --   --      2,278,946,765
  Industrials.................   2,346,046,021            --   --      2,346,046,021
  Information Technology......   3,039,915,525            --   --      3,039,915,525
  Materials...................     811,510,787            --   --        811,510,787
  Real Estate.................         500,715            --   --            500,715
  Telecommunication Services..     994,155,408            --   --        994,155,408
  Utilities...................      38,848,392            --   --         38,848,392
Rights/Warrants...............              --  $    208,566   --            208,566
Temporary Cash Investments....     200,994,368            --   --        200,994,368
Securities Lending Collateral.              --   820,651,306   --        820,651,306
Futures Contracts**...........      (3,872,034)           --   --         (3,872,034)
                               ---------------  ------------   --    ---------------
TOTAL......................... $20,926,572,481  $820,859,872   --    $21,747,432,353
                               ===============  ============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2016

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#   Australia & New Zealand Banking Group, Ltd.. 5,260,554 $111,078,744            1.1%
    BHP Billiton, Ltd........................... 5,929,050  103,585,415            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682   59,662,944            0.6%
    Newcrest Mining, Ltd........................ 3,033,954   53,122,828            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042   60,922,340            0.6%
    Other Securities............................            246,709,911            2.6%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            635,082,182            6.5%
                                                           ------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................              7,798,226            0.1%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Other Securities............................            121,053,616            1.2%
                                                           ------------            ----

CANADA -- (7.6%)
    Bank of Montreal............................ 1,645,325  104,642,670            1.1%
    Suncor Energy, Inc.......................... 3,911,426  117,374,872            1.2%
    Other Securities............................            542,711,216            5.6%
                                                           ------------            ----
TOTAL CANADA....................................            764,728,758            7.9%
                                                           ------------            ----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   680,712   54,535,811            0.6%
    Other Securities............................            120,813,571            1.2%
                                                           ------------            ----
TOTAL DENMARK...................................            175,349,382            1.8%
                                                           ------------            ----

FINLAND -- (0.7%)
    Other Securities............................             75,225,974            0.8%
                                                           ------------            ----

FRANCE -- (8.9%)
    BNP Paribas SA.............................. 1,521,254   88,207,260            0.9%
    Cie de Saint-Gobain......................... 1,719,658   76,358,268            0.8%
#   Engie SA.................................... 4,083,126   58,885,688            0.6%
#   Orange SA................................... 4,783,728   75,265,526            0.8%
    Renault SA..................................   759,818   66,075,160            0.7%
    Societe Generale SA......................... 1,935,625   75,503,898            0.8%
    Total SA.................................... 4,607,253  220,709,998            2.2%
    Other Securities............................            229,497,843            2.4%
                                                           ------------            ----
TOTAL FRANCE....................................            890,503,641            9.2%
                                                           ------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758  114,074,413            1.2%
#   Bayerische Motoren Werke AG.................   972,382   84,835,907            0.9%
    Daimler AG.................................. 2,565,266  183,011,136            1.9%
    E.ON SE..................................... 9,462,347   69,348,171            0.7%
    Other Securities............................            258,205,262            2.6%
                                                           ------------            ----
TOTAL GERMANY...................................            709,474,889            7.3%
                                                           ------------            ----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd.................. 5,014,984   61,925,181            0.6%
    Sun Hung Kai Properties, Ltd................ 2,980,920   44,389,245            0.5%
    Other Securities............................            163,115,200            1.7%
                                                           ------------            ----
TOTAL HONG KONG.................................            269,429,626            2.8%
                                                           ------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                             Shares      Value++     of Net Assets**
                                             ------      -------     ---------------
IRELAND -- (0.3%)
    Other Securities......................            $   27,555,506            0.3%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                37,197,840            0.4%
                                                      --------------           -----

ITALY -- (0.9%)
    Other Securities......................                89,098,627            0.9%
                                                      --------------           -----

JAPAN -- (22.1%)
    Hitachi, Ltd.......................... 10,841,000     57,792,205            0.6%
    Honda Motor Co., Ltd..................  3,689,000    110,380,798            1.1%
    Mitsubishi UFJ Financial Group, Inc... 13,919,406     71,821,469            0.7%
    Mizuho Financial Group, Inc........... 49,478,100     83,308,851            0.9%
    Nissan Motor Co., Ltd.................  6,443,700     65,548,427            0.7%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200     98,959,858            1.0%
    Other Securities......................             1,732,718,474           17.8%
                                                      --------------           -----
TOTAL JAPAN...............................             2,220,530,082           22.8%
                                                      --------------           -----

NETHERLANDS -- (3.2%)
    ING Groep NV..........................  6,261,830     82,199,110            0.8%
    Koninklijke DSM NV....................    739,169     47,509,724            0.5%
    Koninklijke Philips NV................  1,794,168     54,062,166            0.6%
    Other Securities......................               133,730,760            1.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               317,501,760            3.3%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                12,145,818            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................                77,275,822            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,088,097            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................                99,362,354            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 38,416,551    188,242,084            1.9%
    Other Securities......................                91,349,479            1.0%
                                                      --------------           -----
TOTAL SPAIN...............................               279,591,563            2.9%
                                                      --------------           -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  4,880,877     51,293,747            0.5%
    Other Securities......................               170,725,504            1.8%
                                                      --------------           -----
TOTAL SWEDEN..............................               222,019,251            2.3%
                                                      --------------           -----

SWITZERLAND -- (7.6%)
    ABB, Ltd..............................  4,800,878     99,044,119            1.0%
    Cie Financiere Richemont SA...........  1,271,917     81,771,387            0.8%
    Novartis AG...........................  1,332,371     94,555,149            1.0%
    Swiss Re AG...........................  1,037,390     96,281,939            1.0%
    UBS Group AG..........................  3,448,485     48,753,503            0.5%
    Zurich Insurance Group AG.............    326,468     85,455,128            0.9%
    Other Securities......................               255,861,140            2.6%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               761,722,365            7.8%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    Percentage
                                                         Shares       Value++     of Net Assets**
                                                         ------       -------     ---------------
UNITED KINGDOM -- (17.7%)
*     Anglo American P.L.C............................  3,284,169 $    45,581,653            0.5%
      Barclays P.L.C. Sponsored ADR...................  4,766,662      43,948,624            0.5%
      BP P.L.C. Sponsored ADR......................... 10,710,966     380,774,841            3.9%
*     Glencore P.L.C.................................. 33,377,354     102,171,610            1.1%
      HSBC Holdings P.L.C............................. 21,477,669     161,751,262            1.7%
#     HSBC Holdings P.L.C. Sponsored ADR..............  3,019,816     113,635,676            1.2%
      Royal Dutch Shell P.L.C. Class A................  2,199,265      54,777,180            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  3,177,301     158,261,344            1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,794,361     198,483,024            2.0%
      Vodafone Group P.L.C............................ 58,351,986     160,253,496            1.6%
#     Vodafone Group P.L.C. Sponsored ADR.............  4,011,201     111,671,843            1.1%
      Other Securities................................                242,436,613            2.4%
                                                                  ---------------          ------
TOTAL UNITED KINGDOM..................................              1,773,747,166           18.2%
                                                                  ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities................................                    812,282            0.0%
                                                                  ---------------          ------
TOTAL COMMON STOCKS...................................              9,571,294,827           98.4%
                                                                  ---------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................    535,010      73,764,785            0.8%
      Other Securities................................                 18,272,581            0.1%
                                                                  ---------------          ------
TOTAL GERMANY.........................................                 92,037,366            0.9%
                                                                  ---------------          ------
TOTAL PREFERRED STOCKS................................                 92,037,366            0.9%
                                                                  ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities................................                  2,150,761            0.0%
                                                                  ---------------          ------

SWEDEN -- (0.0%)
      Other Securities................................                    251,828            0.0%
                                                                  ---------------          ------
TOTAL RIGHTS/WARRANTS.................................                  2,402,589            0.0%
                                                                  ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              9,665,734,782
                                                                  ---------------
                                                       -          -               -
                                                                      Value+
                                                           -          ------             -
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund.................. 31,982,623     370,102,917            3.8%
                                                                  ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,045,898,931)............................              $10,035,837,699          103.1%
                                                                  ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                              Investments in Securities (Market Value)
                       ------------------------------------------------------
                           Level 1        Level 2     Level 3      Total
                       --------------  -------------- ------- ---------------
Common Stocks
 Australia............ $   63,077,009  $  572,005,173   --    $   635,082,182
 Austria..............             --       7,798,226   --          7,798,226
 Belgium..............             --     121,053,616   --        121,053,616
 Canada...............    764,728,758              --   --        764,728,758
 Denmark..............             --     175,349,382   --        175,349,382
 Finland..............      2,470,632      72,755,342   --         75,225,974
 France...............        260,795     890,242,846   --        890,503,641
 Germany..............     67,367,734     642,107,155   --        709,474,889
 Hong Kong............             --     269,429,626   --        269,429,626
 Ireland..............      9,750,918      17,804,588   --         27,555,506
 Israel...............             --      37,197,840   --         37,197,840
 Italy................     17,693,989      71,404,638   --         89,098,627
 Japan................     32,899,160   2,187,630,922   --      2,220,530,082
 Netherlands..........     41,922,122     275,579,638   --        317,501,760
 New Zealand..........             --      12,145,818   --         12,145,818
 Norway...............     10,177,330      67,098,492   --         77,275,822
 Portugal.............             --       4,088,097   --          4,088,097
 Singapore............             --      99,362,354   --         99,362,354
 Spain................      3,796,801     275,794,762   --        279,591,563
 Sweden...............      4,064,405     217,954,846   --        222,019,251
 Switzerland..........     27,724,389     733,997,976   --        761,722,365
 United Kingdom.......  1,033,348,012     740,399,154   --      1,773,747,166
 United States........             --         812,282   --            812,282
Preferred Stocks
 Germany..............             --      92,037,366   --         92,037,366
Rights/Warrants
 Spain................             --       2,150,761   --          2,150,761
 Sweden...............             --         251,828   --            251,828
Securities Lending
 Collateral...........             --     370,102,917   --        370,102,917
Futures Contracts**...       (851,802)             --   --           (851,802)
                       --------------  --------------   --    ---------------
TOTAL................. $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                       ==============  ==============   ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
                            (Amounts in thousands)

                                                                                               The U.S. Large    The DFA
                                                                                                 Cap Value    International
                                                                                                  Series*     Value Series*
                                                                                               -------------- -------------
ASSETS:
Investments at Value (including $1,407,685 and $362,128 of securities on loan,
 respectively)................................................................................  $20,729,659    $ 9,665,735
Temporary Cash Investments at Value & Cost....................................................      200,994             --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $820,520
 and $370,043)................................................................................      820,651        370,103
Segregated Cash for Futures Contracts.........................................................        6,012          1,176
Foreign Currencies at Value...................................................................           --          9,101
Cash..........................................................................................           --         17,431
Receivables:
  Investment Securities Sold..................................................................       56,993             --
  Dividends, Interest and Tax Reclaims........................................................       22,805         38,076
  Securities Lending Income...................................................................          228            158
  Futures Margin Variation....................................................................           --             13
                                                                                                -----------    -----------
     Total Assets.............................................................................   21,837,342     10,101,793
                                                                                                -----------    -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................      820,496        370,018
  Investment Securities Purchased.............................................................       97,218             --
  Due to Advisor..............................................................................        1,787          1,649
  Futures Margin Variation....................................................................          247             --
Accrued Expenses and Other Liabilities........................................................        1,026            586
                                                                                                -----------    -----------
     Total Liabilities........................................................................      920,774        372,253
                                                                                                -----------    -----------
NET ASSETS....................................................................................  $20,916,568    $ 9,729,540
                                                                                                ===========    ===========
Investments at Cost...........................................................................  $15,139,595    $ 9,675,856
                                                                                                ===========    ===========
Foreign Currencies at Cost....................................................................  $        --    $     9,131
                                                                                                ===========    ===========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                   THE U.S.      THE DFA
                                                                                  LARGE CAP   INTERNATIONAL
                                                                                 VALUE SERIES VALUE SERIES
                                                                                 ------------ -------------
INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $20 and $27,690, respectively).....   $481,935     $ 341,886
 Interest.......................................................................        712            --
 Income from Securities Lending.................................................      3,444         9,676
                                                                                   --------     ---------
     Total Investment Income....................................................    486,091       351,562
                                                                                   --------     ---------
EXPENSES
 Investment Management Fees.....................................................     19,402        17,844
 Accounting & Transfer Agent Fees...............................................        954           449
 Custodian Fees.................................................................        190           771
 Shareholders' Reports..........................................................         81            38
 Directors'/Trustees' Fees & Expenses...........................................        134            62
 Professional Fees..............................................................        361           265
 Other..........................................................................        531           339
                                                                                   --------     ---------
     Total Expenses.............................................................     21,653        19,768
                                                                                   --------     ---------
 Fees Paid Indirectly (Note C)..................................................         --          (212)
                                                                                   --------     ---------
 Net Expenses...................................................................     21,653        19,556
                                                                                   --------     ---------
 NET INVESTMENT INCOME (LOSS)...................................................    464,438       332,006
                                                                                   --------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................................    567,193      (261,808)
   Futures......................................................................     21,037         5,988
   Foreign Currency Transactions................................................         --         5,590
   Forward Currency Contracts...................................................         --             8
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................................    (57,128)      (32,753)
   Futures......................................................................     (3,872)         (852)
   Translation of Foreign Currency Denominated Amounts..........................         --          (908)
                                                                                   --------     ---------
 NET REALIZED AND UNREALIZED GAIN (LOSS)........................................    527,230      (284,735)
                                                                                   --------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................   $991,668     $  47,271
                                                                                   ========     =========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                               THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL
                                                                        SERIES                 VALUE SERIES
                                                               ------------------------  -----------------------
                                                                   YEAR         YEAR        YEAR         YEAR
                                                                  ENDED        ENDED       ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                                   2016         2015        2016         2015
                                                               -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................ $   464,438  $   413,724  $  332,006  $   313,826
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...............................     567,193      858,150    (261,808)     244,684
    Futures...................................................      21,037          (43)      5,988           --
    Foreign Currency Transactions.............................          --           --       5,590       (5,879)
    Forward Currency Contracts................................          --           --           8           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................     (57,128)  (1,018,426)    (32,753)  (1,034,230)
    Futures...................................................      (3,872)          --        (852)          --
    Translation of Foreign Currency Denominated Amounts.......          --           --        (908)         654
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................     991,668      253,405      47,271     (480,945)
                                                               -----------  -----------  ----------  -----------
Transactions in Interest:
  Contributions...............................................   1,812,211    1,769,181   1,394,282    1,070,207
  Withdrawals.................................................    (981,368)  (1,305,211)   (939,918)    (705,023)
                                                               -----------  -----------  ----------  -----------
     Net Increase (Decrease) from Transactions in Interest....     830,843      463,970     454,364      365,184
                                                               -----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets..................   1,822,511      717,375     501,635     (115,761)
NET ASSETS
  Beginning of Year...........................................  19,094,057   18,376,682   9,227,905    9,343,666
                                                               -----------  -----------  ----------  -----------
  End of Year................................................. $20,916,568  $19,094,057  $9,729,540  $ 9,227,905
                                                               ===========  ===========  ==========  ===========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                              The U.S. Large Cap Value Series
                                                              ---------------------------------------------------------------
                                                                  Year         Year         Year         Year         Year
                                                                 Ended        Ended        Ended        Ended        Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,     Oct. 31,
                                                                  2016         2015         2014         2013         2012
-------------------------------------------------------------------------------------------------------------------------------
Total Return.................................................        4.75%        1.32%       15.67%       35.68%       18.31%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $20,916,568  $19,094,057  $18,376,682  $14,838,988  $10,589,152
Ratio of Expenses to Average Net Assets......................        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Net Investment Income to Average Net Assets.........        2.39%        2.20%        1.90%        1.98%        2.15%
Portfolio Turnover Rate......................................          15%          16%          15%          15%          10%
-------------------------------------------------------------------------------------------------------------------------------

                                                                            The DFA International Value Series
                                                              -------------------------------------------------------------
                                                                  Year         Year         Year        Year        Year
                                                                 Ended        Ended        Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2016         2015         2014        2013        2012
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets......................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate......................................         17%          21%          17%          15%         14%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining operational portfolios are presented in separate reports. The Series are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series.

   For the year ended October 31, 2016, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

EARNED INCOME CREDIT:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series' net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $212

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2016, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $478
                    The DFA International Value Series.  321

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               PURCHASES    SALES
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $4,375,099 $2,884,283
           The DFA International Value Series.  2,247,033  1,472,195

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                               NET
                                                                            UNREALIZED
                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $16,161,109  $6,178,300  $  (588,105)   $5,590,195
The DFA International Value Series. $10,045,899  $1,179,180  $(1,189,241)   $  (10,061)

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2016, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   12/16/16    1,336   $141,623   $(3,872)    $6,012
                                                                       --------   -------     ------
                                                                       $141,623   $(3,872)    $6,012
                                                                       ========   =======     ======

                                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                   DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                             ------------------------ ---------- --------- -------- ----------- ----------
The DFA International Value
  Series.................... Mini MSCI EAFE Index(R)   12/16/16     280    $23,320     $(852)     $1,176
                                                                           -------     -----      ------
                                                                           $23,320     $(852)     $1,176
                                                                           =======     =====      ======

   3. FORWARD CURRENCY CONTRACTS: The International Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the International Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                   FORWARD
                                                  CURRENCY
                                                  CONTRACTS FUTURES
            -                                     --------- --------
            The U.S. Large Cap Value Series......     --    $108,242
            The DFA International Value Series *.   $402      58,270

* The Series had derivative activity during the period but it did not have open positions at October 31, 2016.

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------            ---------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                            LIABILITY DERIVATIVES VALUE
                                            --------------------------
                                              TOTAL VALUE
                                                   AT          EQUITY
                                            OCTOBER 31, 2016 CONTRACTS*
                                            ---------------- ----------
        The U.S. Large Cap Value Series....     $(3,872)      $(3,872)
        The DFA International Value Series.        (852)         (852)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                            ---------------------------
                                                        FOREIGN
                                                       EXCHANGE   EQUITY
                                             TOTAL     CONTRACTS CONTRACTS
                                            -------    --------- ---------
       The U.S. Large Cap Value Series..... $21,037        --     $21,037
       The DFA International Value Series*. $ 5,996       $ 8       5,988

                                                CHANGE IN UNREALIZED
                                            APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                            ---------------------------
                                                        FOREIGN
                                                       EXCHANGE   EQUITY
                                             TOTAL     CONTRACTS CONTRACTS
                                            -------    --------- ---------
       The U.S. Large Cap Value Series..... $(3,872)       --     $(3,872)
       The DFA International Value Series*.    (852)       --        (852)

* As of October 31, 2016, there were no forward currency contracts outstanding. During the year ended October 31, 2016, the International Series had limited activity in forward currency contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.87%       $53,510          3         $4        $56,418
The DFA International Value Series.     0.96%       $ 6,426         14         $2        $40,666

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series' under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

  PORTFOLIO                           PURCHASES  SALES   REALIZED GAIN (LOSS)
  ---------                           --------- -------- --------------------
  The U.S. Large Cap Value Series.... $259,866  $167,106       $ 13,371
  The DFA International Value Series.  100,986   137,382        (50,541)

J. SECURITIES LENDING:

   As of October 31, 2016, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. Government agency securities with a market value of $631,247 and $21,237 (amounts in thousands), respectively. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                        REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF OCTOBER 31, 2016
                                    ---------------------------------------------------------
                                    OVERNIGHT AND            BETWEEN
                                     CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                    ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Right/Warrants...... $820,651,306     --         --         --    $820,651,306

THE DFA INTERNATIONAL VALUE SERIES
Common Stocks......................  370,102,917     --         --         --     370,102,917

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH  LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED TRUSTEES/DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides   Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and                            investment companies   of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould              DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and     DIG-Since 1993         investment companies   Service Professor of Economics, University of
DIG                        DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
Trustee of DFAITC and      DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
DEM                                                                      Council, Chicago Mercantile Exchange (futures
The University of Chicago                                                trading exchange) (since 2004). Trustee, Harbor
Booth School of Business                                                 Fund (registered investment company) (29 Portfolios)
5807 S. Woodlawn                                                         (since 1994). Formerly, Member of the Board of
Avenue                                                                   Milwaukee Insurance Company (1997-2010).
Chicago, IL 60637
1939
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and     DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
DIG                        DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Trustee of DFAITC and      DEM-Since 1993                                fund and asset manager) (since 2001). Consultant to
DEM                                                                      Morningstar Inc. (since 2006). Formerly, Director,
Yale School of                                                           BIRR Portfolio Analysis, Inc. (sofware Products)
Management                                                               (1990- 2010).
P.O. Box 208200
New Haven,
CT 06520-8200
1943
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear           DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and     DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of Human
DIG                        DFAITC-Since 2010                             Resources Management and Economics, Graduate
Trustee of DFAITC and      DEM-Since 2010                                School of Business, Stanford University (since 1995).
DEM                                                                      Cornerstone Research (expert testimony and economic
Stanford University                                                      and financial analysis) (since 2009). Formerly,
Graduate                                                                 Chairman of the President George W. Bush's Council of
School of Business                                                       Economic Advisors, State of California (2005-2006).
434 Galvez Mall                                                          Formerly, Commissioner, White House Panel on Tax
Stanford, CA 94305                                                       Reform (2005)
1948
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes           DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group Inc.
Director of DFAIDG and     DIG-Since 1993         investment companies   (since 2014). Frank E. Buck Professor of Finance
DIG                        DFAITC-Since 1992                             Emeritus, Graduate School of Business, Stanford
Trustee of DFAITC and      DEM-Since 1993                                University (since 1981). Chairman, Ruapay Inc. (since
DEM                                                                      2013). Formerly, Chairman, Platinum Grove Asset
c/o Dimensional Fund                                                     Management, L.P. (hedge fund) (formerly, Oak Hill
Advisers, LP                                                             Platinum Partners) (1999-2009). Formerly, Director,
6300 Bee Cave Road                                                       American Centruy Fund Complex (registered
Building 1                                                               investment companies) (43 Portfolios) (1980-2014).
Austin, TX 78746
1941
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith             DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and     DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago Booth
DIG                        DFAITC-Since 2000                             School of Business (since 1980). Director, HNI
Trustee of DFAITC and      DEM-Since 2000                                Corporation (formerly known as HON Industries Inc.)
DEM                                                                      (office furniture) (since 2000). Director, Ryder
The University of Chicago                                                System Inc. (transportation, logistics and supply-
Booth School of Business                                                 chain management) (since 2003). Trustee, UBS
5807 S. Woodlawn                                                         Funds (4 investment companies within the fund
Avenue                                                                   complex) (33 portfolios) (since 2009). Formerly, Co-
Chicago, IL 60637                                                        Director Investment Research, Fundamental
1953                                                                     Investment Advisors (hedge fund) (2008-2011).
-------------------------------------------------------------------------------------------------------------------------------

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
------------------------------------------------------------------------------------------------------------------------------
David G. Booth              DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/         DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
Trustee,                    DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
President and Co-Chief      DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
Executive Officer                                                        Advisors LP, DFA Securities LLC, DEM, DFAIDG,
6300 Bee Cave Road                                                       DIG and DFAITC (collectively, the "DFA Entities").
Building One                                                             Director of Dimensional Fund Advisors Ltd. and
Austin, TX 78746                                                         formerly, Chief Investment Officer. Director of DFA
1946                                                                     Australia Limited and formerly, President and Chief
                                                                         Investment Officer. Director of Dimensional Advisors
                                                                         Ltd., Dimensional Funds plc and Dimensional Funds
                                                                         II plc. Formerly, President, Dimensional SmartNest
                                                                         (US) LLC (2009- 2014). Formerly, Limited Partner,
                                                                         Oak Hill Partners (2001-2010). Limited Partner, VSC
                                                                         Investors, LLC (since 2007). Trustee, University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Director, SA Funds
                                                                         (registered investment company). Chairman, Director
                                                                         and Co-Chief Executive Officer of Dimensional Fund
                                                                         Advisors Canada ULC. Director and President (since
                                                                         2012) of Dimensional Japan Ltd. Chairman, Director,
                                                                         President, and Co-Chief Executive Officer of
                                                                         Dimensional Cayman Commodity Fund I Ltd. (since
                                                                         2010).
------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto          DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-       DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Chief                       DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Executive Officer and Co-   DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
Chief Investment Officer                                                 DFA Entities. Director, Co-Chief Executive Officer
6300 Bee Cave Road,                                                      and Chief Investment Officer (since 2010) of
Building One                                                             Dimensional Cayman Commodity Fund I Ltd.
Austin, TX 78746                                                         Director, Co-Chief Executive Officer, President and
1967                                                                     Co-Chief Investment Officer of Dimensional Fund
                                                                         Advisors Canada ULC and formerly, Chief
                                                                         Investment Officer (until April 2014). Co-Chief
                                                                         Investment Officer, Vice President, and Director of
                                                                         DFA Australia Limited and formerly, Chief
                                                                         Investment Officer (until April 2014). Director of
                                                                         Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                         plc, Dimensional Funds II plc and Dimensional
                                                                         Advisors Ltd. Formerly, Vice President of the DFA
                                                                         Entities and Dimensional Fund Advisors Canada
                                                                         ULC. Director and Chief Investment Officer (since
                                                                         December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
--------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
--------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (January 2011-January 2016).
--------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
--------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013). Director of Dimensional
                                                               Funds plc and Dimensional Funds II plc (since
                                                               November 2013).
--------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-
                                                               January 2014) and Research Associate (2006-2011)
                                                               for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
--------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President, Director and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
--------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012).
--------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
--------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive for
                                                        Vanguard (2004-June 2011).
-------------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since April
                                                        2016). Formerly, Portfolio Manager for Dimensional
                                                        Fund Advisors LP (October 2005 to January 2012).
-------------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP
                                                        (April 2012-January 2014); Vice President and
                                                        Counsel for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director and
1972                                                    Vice President of Dimensional Japan Ltd (since
                                                        February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct
                                                        2016). Director of Dimensional Advisors Ltd,
                                                        Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April 2016),
                                                        Vice President of Dimensional Fund Advisors Pte
                                                        Ltd. (since June 2016), Head of Global Institutional
                                                        Services for Dimensional Fund Advisors LP (since
                                                        January 2014). Formerly, Vice President of
                                                        Dimensional Fund Advisors Canada ULC (December
                                                        2010-February 2016); Head of Institutional, North
                                                        America (March 2012 to December 2013) and Head
                                                        of Portfolio Management (January 2006 to March
                                                        2012) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2011-March 2013); Vice President at
                                                        MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2010-March 2014).
-------------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2003-March 2014).
-------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-
                                                        January 2016); Associate, Research (January 2014-
                                                        January 2015); Analyst, Research (July 2010-
                                                        January 2014) for Dimensional Fund Advisors LP.

                                             TERM OF OFFICE/1/
   NAME AND YEAR OF                           AND LENGTH OF
        BIRTH                POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                            of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                      Dimensional Fund Advisors Ltd. Chief Compliance
                                                                Officer and Chief Privacy Officer of Dimensional
                                                                Fund Advisors Canada ULC, Chief Compliance
                                                                Officer of Dimensional Fund Advisors Pte. Ltd.
                                                                Formerly, Vice President and Global Chief
                                                                Compliance Officer for Dimensional SmartNest (US)
                                                                LLC (October 2010-2014).
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-
                                                                July 2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-
                                                                January 2015) for Dimensional Fund Advisors LP;
                                                                Senior Consultant, NERA Economic Consulting,
                                                                New York (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).

                                                TERM OF OFFICE/1/
  NAME AND YEAR OF                               AND LENGTH OF
       BIRTH                  POSITION              SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President              Since 2004       Vice President of all the DFA Entities.
1971
-------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President              Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                               Portfolio Management (since March 2012) and
                                                                   Senior Portfolio Manager (since January 2012) of
                                                                   Dimensional Fund Advisors LP. Vice President of
                                                                   Dimensional Fund Advisors Canada ULC (since April
                                                                   2016). Formerly, Portfolio Manager of Dimensional
                                                                   Fund Advisors LP (September 2004-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President              Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President              Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President              Since 2009       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President              Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                               Vice President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President              Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President              Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                               Managing Director at BlackRock (2004-January
                                                                   2012).
-------------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President              Since 2000       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President              Since 2007       Vice President of all the DFA Entities.
1974
-------------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President              Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                               for Dimensional Fund Advisors LP (since 2012).
                                                                   Formerly, Senior Trader (2009-2012).
-------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President              Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                               Counsel for Dimensional Fund Advisors LP
                                                                   (January 2011-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President              Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President              Since 2005       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President,             Since 2016       Vice President, Chief Financial Officer, and
1958                  Chief Financial Officer,                     Treasurer of all the DFA Entities. Interim Chief
                      and Treasurer                                Financial Officer, interim Treasurer and Vice
                                                                   President of Dimensional Advisors Ltd., Dimensional
                                                                   Hong Kong Limited, Dimensional Cayman
                                                                   Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                   Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                   DFA Australia Ltd. Formerly, interim Chief Financial
                                                                   Officer and interim Treasurer (April 2016-September
                                                                   2016), and Controller (August 2015-September
                                                                   2016) of all the DFA Entities); Vice President of
                                                                   T. Rowe Price Group, Inc. and Director of Investment
                                                                   Treasury and Treasurer of the T. Rowe Price Funds
                                                                   (March 2008-July 2015).
-------------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President              Since 2004       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President              Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                               Managing Director, Co-Head Global Consultant
                                                                   Relations at BlackRock (2004-2011).

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP
                                                           (January 2013-Present). Formerly, Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (January 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (January 2015-Present). Formerly, Portfolio Manager
                                                        (January 2013-January 2015) and Investment
                                                        Associate (October 2011-January 2013) for
                                                        Dimensional Fund Advisors LP; Investment Banking
                                                        Associate at Morgan Stanley (August 2010-
                                                        September 2011).
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
---------------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-January
                                                        2016); Senior Associate, Institutional
                                                        (April 2007-January 2015) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President -- Global Operations at Janus Capital
                                                        Group (2005-2011).
---------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
---------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
---------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2008-January 2013).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January 2015)
                                                        for Dimensional Fund Advisors LP; Vice President
                                                        and Tax Manager, North America (August 2006-
                                                        April 2012) for Pacific Investment Management
                                                        Company.
-----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
-----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations
                                                        (January 2014-January 2015), Manager, Client
                                                        Systems (October 2011-January 2014) and RFP
                                                        Manager (April 2010-October 2011) for Dimensional
                                                        Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January 2015)
                                                        for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
-----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors LP
                                                        (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014) and
                                                        Senior Associate (2011) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
-----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager for
                                                        Wells Capital Management (October 2004-
                                                        September 2011).
-----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2013-January 2016); Managing Director,
                                                        Client Services, Charles Schwab (December 2009-
                                                        August 2013).
-----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January 2013)
                                                        for Dimensional Fund Advisors LP.

                                              TERM OF OFFICE/1/
 NAME AND YEAR OF                               AND LENGTH OF
       BIRTH              POSITION                 SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and   Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary            and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                     Australia Limited and Dimensional Fund Advisors
                                                                     Ltd. (since February 2002, April 1997, and May
                                                                     2002, respectively). Vice President and Secretary of
                                                                     Dimensional Fund Advisors Canada ULC (since
                                                                     June 2003), Dimensional Cayman Commodity Fund I
                                                                     Ltd., Dimensional Japan Ltd (since February 2012),
                                                                     Dimensional Advisors Ltd (since March 2012),
                                                                     Dimensional Fund Advisors Pte. Ltd. (since June
                                                                     2012). Director of Dimensional Funds plc and
                                                                     Dimensional Funds II plc (since 2002 and 2006,
                                                                     respectively). Director of Dimensional Japan Ltd.,
                                                                     Dimensional Advisors Ltd., Dimensional Fund
                                                                     Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                     Limited (since August 2012 and July 2012).
                                                                     Formerly, Vice President and Secretary of
                                                                     Dimensional SmartNest (US) LLC (October 2010-
                                                                     November 2014).
---------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President       Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director (June 2011-January 2015) for
                                                                     Dimensional Fund Advisors LP; Sales Executive for
                                                                     Vanguard (July 2008-May 2011).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President       Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                 Portfolio Manager for Dimensional Fund Advisors LP
                                                                     (2008-2010).
---------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and   Since 2013                 Vice President and Deputy Chief Compliance Officer
1961                 Deputy Chief                                    of all the DFA Entities. Deputy Chief Compliance
                     Compliance Officer                              Officer of Dimensional Fund Advisors LP (since
                                                                     December 2012). Formerly, Chief Compliance
                                                                     Officer of Wellington Management Company, LLP
                                                                     (2004-2011).
---------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President       Since 2010                 Vice President of all the DFA Entities, Dimensional
1974                                                                 Cayman Commodity Fund I Ltd., and Dimensional
                                                                     Fund Advisors Canada ULC (since April 2016).
                                                                     Deputy General Counsel, Funds (since 2011).
---------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and   Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                 Co-Chief Investment  and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                     Officer              Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                     of Dimensional Funds plc and Dimensional Fund II
                                                                     plc.
---------------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President       Since 2016                 Vice President of all the DFA Entities. Formerly,
1980                                                                 Senior Compliance Officer for Dimensional Fund
                                                                     Advisors LP (July 2014-January 2016); Vice
                                                                     President Regional Head of Investment Compliance,
                                                                     Asia, PIMCO Asia Private Limited (July 2012-
                                                                     July 2014); Country Compliance Officer, Janus
                                                                     Capital, Singapore Private Limited (May 2011-
                                                                     June 2012).
---------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President       Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     July 2005).
---------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President       Since 2010                 Vice President of all the DFA Entities.
1978
---------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President       Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2012-January 2013); Senior Consultant (June 2011-
                                                                     December 2011) and Senior Investment Analyst and
                                                                     Consultant (July 2008-June 2011) at Hewitt
                                                                     EnnisKnupp.

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present). Formerly,
                                                        Portfolio Manager (April 2014-January 2015) and
                                                        Investment Associate for Dimensional Fund Advisors
                                                        LP (July 2012-March 2014).
--------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP. Formerly,
                                                        Manager, Advisor Benchmarking (April 2012-
                                                        December 2014) for Dimensional Fund Advisors LP;
                                                        Senior Manager, Research and Consulting (October
                                                        2010-April 2012) for Crain Communications Inc.
--------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and General
                                                        Counsel for Relentless (March 2014-January 2015);
                                                        Vice President of all the DFA Entities (January 2013-
                                                        March 2014); Counsel for Dimensional Fund
                                                        Advisors LP (January 2009-March 2014).
--------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        for Dimensional Fund Advisors LP (2006-January
                                                        2015).
--------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
--------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
--------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
--------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data
                                                         (January 2014-January 2015), Senior Associate,
                                                         Investment Analytics and Data (January 2013-
                                                         January 2014), Associate, Investment Analytics and
                                                         Data (January 2012-January 2013), and Investment
                                                         Data Analyst (April 2010-January 2012) for
                                                         Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
------------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate
                                                         (April 2011-January 2013) for Dimensional Fund
                                                         Advisors LP.
------------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January 2015)
                                                         for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
------------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                         (since January 2015). Formerly, Portfolio Manager
                                                         (January 2012-January 2015) and Investment
                                                         Associate for Dimensional Fund Advisors LP
                                                         (August 2010-December 2011).
------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2011-January 2016); Sales Executive,
                                                         Vanguard (May 2008-August 2011).
------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors LP
                                                         (September 2014-January 2016); Vice President of
                                                         Marketing, Forward Management/Salient
                                                         (January 2008-February 2014).
------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December 2015)
                                                         and Manager, Corporate Systems for Dimensional
                                                         Fund Advisors LP (January 2011-September 2012).
------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-2011)
                                                         for Dimensional Fund Advisors LP.

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2009-January 2016).
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-
                                                         July 2011).
---------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016) and
                                                         Senior Associate (January 2011-December 2013).
                                                         for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP
                                                         (July 2014-January 2016); Assistant General
                                                         Counsel, Teacher Retirement System of Texas
                                                         (October 2008-June 2014).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFDA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January 2013-June
                                                         2014); Head of Operations for Vericimetry Advisors
                                                         LLC (July 2011-December 2012).
---------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August 2006-
                                                         October 2011).
---------------------------------------------------------------------------------------------------------------

                                   TERM OF OFFICE/1/
NAME AND YEAR OF                    AND LENGTH OF
      BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Stacey E. Winning  Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                  Global Recruiting and Development (since June
                                                      2014) for Dimensional Fund Advisors LP. Formerly,
                                                      Senior Manager, Recruiting (December 2012-
                                                      June 2014) for Dimensional Fund Advisors LP;
                                                      Co-Head of Global Recruiting (May 2009-
                                                      November 2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------
Cecelia K. Wong    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                  Client Service Manager for Dimensional Fund
                                                      Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------
Craig A. Wright    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                  Accounting Manager for Dimensional Fund Advisors
                                                      LP (November 2011-January 2016); Senior
                                                      Associate, PricewaterhouseCoopers LP (July 2009-
                                                      November 2011).
--------------------------------------------------------------------------------------------------------
Joseph L. Young    Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            QUALIFYING
                                                                                                FOR
                                        NET                                                  CORPORATE
                                    INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING     U.S.
                                      INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND   GOVERNMENT
DIMENSIONAL INVESTMENT GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) INTEREST (3)
---------------------------------  ------------- ------------- ------------- ------------- ------------- ---------- ------------
LWAS/DFA U.S. High Book to
 Market Portfolio.................      20%           --            80%           100%          100%        100%         --
LWAS/DFA Two-Year Fixed Income
 Portfolio........................      74%           25%            1%           100%           --          --           9%
LWAS/DFA Two-Year Government
 Portfolio........................      64%           36%           --            100%           --          --         100%
LWAS/DFA International High Book
 to Market Portfolio..............      44%           --            56%           100%          100%        100%         --


                                                                    QUALIFYING
                                    FOREIGN    FOREIGN   QUALIFYING SHORT-TERM
                                      TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONAL INVESTMENT GROUP INC.  CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
---------------------------------  ---------- ---------- ---------- ----------
LWAS/DFA U.S. High Book to
 Market Portfolio.................     --         --        100%       100%
LWAS/DFA Two-Year Fixed Income
 Portfolio........................     --         --        100%       100%
LWAS/DFA Two-Year Government
 Portfolio........................     --         --        100%       100%
LWAS/DFA International High Book
 to Market Portfolio..............      5%       100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-003A
 [LOGO]Recycled Recyclable                                           00185758

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

DFA Investment Dimensions Group Inc.
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
DFA VA Global Moderate Allocation Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................   6
      Disclosure of Fund Expenses.......................................  12
      Disclosure of Portfolio Holdings..................................  14
      Summary Schedules of Portfolio Holdings/Schedules of Investments
          VA U.S. Targeted Value Portfolio..............................  16
          VA U.S. Large Value Portfolio.................................  19
          VA International Value Portfolio..............................  22
          VA International Small Portfolio..............................  26
          VA Short-Term Fixed Portfolio.................................  30
          VA Global Bond Portfolio......................................  33
          VIT Inflation-Protected Securities Portfolio..................  36
          DFA VA Global Moderate Allocation Portfolio...................  37
      Statements of Assets and Liabilities..............................  38
      Statements of Operations..........................................  40
      Statements of Changes in Net Assets...............................  42
      Financial Highlights..............................................  46
      Notes to Financial Statements.....................................  50
      Report of Independent Registered Public Accounting Firm...........  65
      Section 19(a) Notice..............................................  66
   FUND MANAGEMENT......................................................  67
   VOTING PROXIES ON FUND PORTFOLIO SECURITIES..........................  81
   NOTICE TO SHAREHOLDERS...............................................  82

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS/SCHEDULES OF INVESTMENTS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of October 31, 2016.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
(S)     Affiliated Fund.
^^^     Face amount of security is not adjusted for inflation.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
VA U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                        [CHART]

               VA U.S. Targeted Value Portfolio     Russell 2000/R/ Value Index
               --------------------------------     ---------------------------
  10/31/2006              $10,000                            $10,000
  11/30/2006               10,280                             10,285
  12/31/2006               10,429                             10,375
   1/31/2007               10,608                             10,530
   2/28/2007               10,546                             10,401
   3/31/2007               10,615                             10,526
   4/30/2007               10,738                             10,636
   5/31/2007               11,102                             11,026
   6/30/2007               10,903                             10,769
   7/31/2007               10,010                              9,852
   8/31/2007                9,955                             10,049
   9/30/2007                9,928                             10,095
  10/31/2007                9,934                             10,205
  11/30/2007                9,103                              9,440
  12/31/2007                8,973                              9,360
   1/31/2008                8,623                              8,976
   2/29/2008                8,296                              8,620
   3/31/2008                8,365                              8,749
   4/30/2008                8,441                              9,026
   5/31/2008                8,715                              9,335
   6/30/2008                7,733                              8,439
   7/31/2008                7,946                              8,872
   8/31/2008                8,334                              9,294
   9/30/2008                7,824                              8,858
  10/31/2008                6,188                              7,088
  11/30/2008                5,358                              6,267
  12/31/2008                5,659                              6,653
   1/31/2009                4,800                              5,703
   2/28/2009                4,145                              4,910
   3/31/2009                4,574                              5,346
   4/30/2009                5,440                              6,195
   5/31/2009                5,628                              6,329
   6/30/2009                5,643                              6,309
   7/31/2009                6,314                              7,038
   8/31/2009                6,580                              7,372
   9/30/2009                6,908                              7,741
  10/31/2009                6,455                              7,227
  11/30/2009                6,658                              7,457
  12/31/2009                7,165                              8,022
   1/31/2010                6,976                              7,787
   2/28/2010                7,370                              8,148
   3/31/2010                7,938                              8,826
   4/30/2010                8,521                              9,443
   5/31/2010                7,827                              8,645
   6/30/2010                7,149                              7,891
   7/31/2010                7,709                              8,454
   8/31/2010                7,118                              7,818
   9/30/2010                7,930                              8,657
  10/31/2010                8,198                              8,993
  11/30/2010                8,497                              9,221
  12/31/2010                9,248                              9,988
   1/31/2011                9,280                              9,993
   2/28/2011                9,756                             10,500
   3/31/2011                9,938                             10,646
   4/30/2011               10,112                             10,819
   5/31/2011                9,890                             10,626
   6/30/2011                9,716                             10,364
   7/31/2011                9,407                             10,022
   8/31/2011                8,526                              9,136
   9/30/2011                7,566                              8,139
  10/31/2011                8,685                              9,311
  11/30/2011                8,709                              9,293
  12/31/2011                8,827                              9,438
   1/31/2012                9,379                             10,066
   2/29/2012                9,683                             10,215
   3/31/2012                9,931                             10,532
   4/30/2012                9,763                             10,380
   5/31/2012                9,075                              9,746
   6/30/2012                9,427                             10,215
   7/31/2012                9,379                             10,111
   8/31/2012                9,795                             10,423
   9/30/2012               10,123                             10,794
  10/31/2012               10,059                             10,659
  11/30/2012               10,243                             10,691
  12/31/2012               10,603                             11,142
   1/31/2013               11,325                             11,806
   2/28/2013               11,544                             11,941
   3/31/2013               12,112                             12,438
   4/30/2013               12,015                             12,426
   5/31/2013               12,615                             12,797
   6/30/2013               12,566                             12,745
   7/31/2013               13,475                             13,564
   8/31/2013               12,996                             12,964
   9/30/2013               13,710                             13,713
  10/31/2013               14,302                             14,159
  11/30/2013               14,951                             14,711
  12/31/2013               15,335                             14,988
   1/31/2014               14,632                             14,408
   2/28/2014               15,424                             15,068
   3/31/2014               15,727                             15,255
   4/30/2014               15,449                             14,862
   5/31/2014               15,588                             14,956
   6/30/2014               16,258                             15,618
   7/31/2014               15,449                             14,674
   8/31/2014               16,242                             15,311
   9/30/2014               15,245                             14,278
  10/31/2014               15,760                             15,276
  11/30/2014               15,653                             15,205
  12/31/2014               15,903                             15,620
   1/31/2015               15,197                             14,970
   2/28/2015               16,286                             15,665
   3/31/2015               16,504                             15,930
   4/30/2015               16,339                             15,590
   5/31/2015               16,530                             15,719
   6/30/2015               16,478                             15,739
   7/31/2015               16,051                             15,305
   8/31/2015               15,424                             14,553
   9/30/2015               14,709                             14,050
  10/31/2015               15,633                             14,836
  11/30/2015               16,051                             15,258
  12/31/2015               15,071                             14,454
   1/31/2016               14,025                             13,483
   2/28/2016               14,225                             13,575
   3/31/2016               15,442                             14,700
   4/30/2016               15,747                             15,011
   5/31/2016               15,823                             15,286
   6/30/2016               15,614                             15,333
   7/31/2016               16,451                             16,160
   8/31/2016               16,736                             16,562
   9/30/2016               16,908                             16,692
  10/31/2016               16,394                             16,144







                                                                                   Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2016, all rights
                                  4.87%        13.55%        5.07%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA U.S. LARGE VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                        [CHART]

                 VA U.S. Large Value Portfolio    Russell 1000/R/ Value Index
               --------------------------------  ------------------------------
  10/31/2006                  $10,000                       $10,000
  11/30/2006                   10,178                        10,228
  12/31/2006                   10,374                        10,458
   1/31/2007                   10,670                        10,592
   2/28/2007                   10,530                        10,427
   3/31/2007                   10,606                        10,588
   4/30/2007                   11,041                        10,979
   5/31/2007                   11,488                        11,375
   6/30/2007                   11,302                        11,109
   7/31/2007                   10,629                        10,595
   8/31/2007                   10,420                        10,714
   9/30/2007                   10,687                        11,082
  10/31/2007                   10,728                        11,083
  11/30/2007                   10,130                        10,542
  12/31/2007                   10,068                        10,440
   1/31/2008                    9,710                        10,022
   2/29/2008                    9,392                         9,602
   3/31/2008                    9,286                         9,530
   4/30/2008                    9,863                         9,994
   5/31/2008                   10,080                         9,978
   6/30/2008                    8,957                         9,023
   7/31/2008                    8,957                         8,991
   8/31/2008                    9,122                         9,144
   9/30/2008                    8,357                         8,472
  10/31/2008                    6,528                         7,005
  11/30/2008                    5,881                         6,503
  12/31/2008                    6,051                         6,593
   1/31/2009                    5,299                         5,835
   2/28/2009                    4,546                         5,055
   3/31/2009                    4,989                         5,488
   4/30/2009                    5,821                         6,076
   5/31/2009                    6,276                         6,452
   6/30/2009                    6,203                         6,404
   7/31/2009                    6,798                         6,928
   8/31/2009                    7,253                         7,290
   9/30/2009                    7,562                         7,572
  10/31/2009                    7,247                         7,340
  11/30/2009                    7,654                         7,754
  12/31/2009                    7,862                         7,891
   1/31/2010                    7,683                         7,669
   2/28/2010                    8,011                         7,911
   3/31/2010                    8,634                         8,426
   4/30/2010                    8,906                         8,645
   5/31/2010                    8,153                         7,934
   6/30/2010                    7,541                         7,487
   7/31/2010                    8,128                         7,994
   8/31/2010                    7,646                         7,652
   9/30/2010                    8,400                         8,246
  10/31/2010                    8,702                         8,493
  11/30/2010                    8,647                         8,448
  12/31/2010                    9,484                         9,115
   1/31/2011                    9,792                         9,321
   2/28/2011                   10,319                         9,665
   3/31/2011                   10,357                         9,703
   4/30/2011                   10,621                         9,962
   5/31/2011                   10,470                         9,856
   6/30/2011                   10,275                         9,654
   7/31/2011                    9,798                         9,334
   8/31/2011                    8,982                         8,752
   9/30/2011                    8,058                         8,090
  10/31/2011                    9,170                         9,016
  11/30/2011                    9,088                         8,970
  12/31/2011                    9,159                         9,151
   1/31/2012                    9,613                         9,497
   2/29/2012                   10,170                         9,875
   3/31/2012                   10,361                        10,168
   4/30/2012                   10,138                        10,064
   5/31/2012                    9,415                         9,474
   6/30/2012                    9,901                         9,945
   7/31/2012                    9,997                        10,047
   8/31/2012                   10,400                        10,266
   9/30/2012                   10,777                        10,591
  10/31/2012                   10,809                        10,539
  11/30/2012                   10,828                        10,535
  12/31/2012                   11,169                        10,753
   1/31/2013                   11,963                        11,452
   2/28/2013                   12,087                        11,616
   3/31/2013                   12,667                        12,076
   4/30/2013                   12,810                        12,259
   5/31/2013                   13,377                        12,573
   6/30/2013                   13,181                        12,463
   7/31/2013                   13,989                        13,135
   8/31/2013                   13,572                        12,637
   9/30/2013                   13,982                        12,954
  10/31/2013                   14,705                        13,521
  11/30/2013                   15,324                        13,898
  12/31/2013                   15,728                        14,250
   1/31/2014                   15,102                        13,744
   2/28/2014                   15,641                        14,338
   3/31/2014                   15,994                        14,681
   4/30/2014                   16,094                        14,820
   5/31/2014                   16,439                        15,037
   6/30/2014                   16,899                        15,430
   7/31/2014                   16,741                        15,167
   8/31/2014                   17,273                        15,725
   9/30/2014                   16,777                        15,400
  10/31/2014                   16,871                        15,746
  11/30/2014                   17,065                        16,069
  12/31/2014                   17,157                        16,167
   1/31/2015                   16,312                        15,521
   2/28/2015                   17,478                        16,272
   3/31/2015                   17,179                        16,050
   4/30/2015                   17,500                        16,200
   5/31/2015                   17,687                        16,395
   6/30/2015                   17,388                        16,068
   7/31/2015                   17,351                        16,138
   8/31/2015                   16,327                        15,177
   9/30/2015                   15,782                        14,719
  10/31/2015                   17,052                        15,830
  11/30/2015                   17,112                        15,890
  12/31/2015                   16,572                        15,548
   1/31/2016                   15,425                        14,745
   2/28/2016                   15,481                        14,741
   3/31/2016                   16,612                        15,803
   4/30/2016                   17,045                        16,135
   5/31/2016                   17,270                        16,386
   6/30/2016                   17,254                        16,527
   7/31/2016                   17,864                        17,007
   8/31/2016                   18,064                        17,138
   9/30/2016                   18,128                        17,103
  10/31/2016                   17,823                        16,838






























































































































                                                                                   Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS         YEARS                 Russell data copyright (C) Russell
           ---------------------------------------------------------------         Investment Group 1995-2016, all rights
                                  4.52%        14.22%        5.95%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                               [CHARTS]

                  VA International           MSCI World ex USA
                   Value Portfolio         Index (net dividends)
                  -----------------        ---------------------
   10/31/06            $10,000                   $10,000
   11/30/06             10,335                    10,298
   12/31/06             10,739                    10,593
    1/31/07             10,949                    10,658
    2/28/07             10,921                    10,743
    3/31/07             11,286                    11,018
    4/30/07             11,845                    11,520
    5/31/07             12,249                    11,775
    6/30/07             12,194                    11,787
    7/31/07             11,834                    11,624
    8/31/07             11,685                    11,456
    9/30/07             12,310                    12,107
   10/31/07             12,929                    12,633
   11/30/07             12,160                    12,139
   12/31/07             11,893                    11,911
    1/31/08             10,896                    10,837
    2/29/08             10,733                    11,033
    3/31/08             10,896                    10,876
    4/30/08             11,385                    11,480
    5/31/08             11,354                    11,655
    6/30/08             10,212                    10,748
    7/31/08              9,967                    10,366
    8/31/08              9,547                     9,965
    9/30/08              8,550                     8,526
   10/31/08              6,398                     6,753
   11/30/08              6,022                     6,386
   12/31/08              6,445                     6,723
    1/31/09              5,559                     6,096
    2/28/09              4,872                     5,479
    3/31/09              5,353                     5,840
    4/30/09              6,338                     6,593
    5/31/09              7,293                     7,427
    6/30/09              7,178                     7,350
    7/31/09              8,034                     8,040
    8/31/09              8,477                     8,425
    9/30/09              8,920                     8,773
   10/31/09              8,568                     8,632
   11/30/09              8,805                     8,845
   12/31/09              8,891                     8,986
    1/31/10              8,389                     8,565
    2/28/10              8,428                     8,557
    3/31/10              9,094                     9,107
    4/30/10              8,953                     8,972
    5/31/10              7,927                     7,982
    6/30/10              7,708                     7,866
    7/31/10              8,695                     8,593
    8/31/10              8,256                     8,336
    9/30/10              9,141                     9,136
   10/31/10              9,455                     9,462
   11/30/10              8,985                     9,061
   12/31/10              9,827                     9,790
    1/31/11             10,266                    10,001
    2/28/11             10,634                    10,372
    3/31/11             10,314                    10,164
    4/30/11             10,842                    10,718
    5/31/11             10,442                    10,400
    6/30/11             10,274                    10,252
    7/31/11              9,971                    10,083
    8/31/11              8,867                     9,231
    9/30/11              7,900                     8,304
   10/31/11              8,691                     9,111
   11/30/11              8,395                     8,690
   12/31/11              8,161                     8,595
    1/31/12              8,752                     9,059
    2/29/12              9,226                     9,557
    3/31/12              9,126                     9,487
    4/30/12              8,768                     9,326
    5/31/12              7,687                     8,262
    6/30/12              8,269                     8,804
    7/31/12              8,203                     8,913
    8/31/12              8,569                     9,168
    9/30/12              8,876                     9,446
   10/31/12              9,001                     9,512
   11/30/12              9,109                     9,712
   12/31/12              9,547                    10,006
    1/31/13             10,011                    10,498
    2/28/13              9,693                    10,393
    3/31/13              9,719                    10,476
    4/30/13             10,148                    10,953
    5/31/13             10,028                    10,708
    6/30/13              9,642                    10,307
    7/31/13             10,294                    10,855
    8/31/13             10,217                    10,715
    9/30/13             10,981                    11,472
   10/31/13             11,350                    11,857
   11/30/13             11,393                    11,930
   12/31/13             11,614                    12,110
    1/31/14             11,200                    11,621
    2/28/14             11,834                    12,255
    3/31/14             11,755                    12,200
    4/30/14             11,958                    12,392
    5/31/14             12,090                    12,584
    6/30/14             12,239                    12,763
    7/31/14             11,949                    12,536
    8/31/14             11,958                    12,546
    9/30/14             11,429                    12,030
   10/31/14             11,218                    11,839
   11/30/14             11,209                    11,985
   12/31/14             10,783                    11,586
    1/31/15             10,682                    11,545
    2/28/15             11,445                    12,235
    3/31/15             11,196                    12,030
    4/30/15             11,822                    12,551
    5/31/15             11,812                    12,442
    6/30/15             11,463                    12,089
    7/31/15             11,353                    12,280
    8/31/15             10,489                    11,386
    9/30/15              9,762                    10,811
   10/31/15             10,516                    11,624
   11/30/15             10,360                    11,439
   12/31/15             10,032                    11,234
    1/31/16              9,271                    10,461
    2/28/16              8,948                    10,315
    3/31/16              9,633                    11,015
    4/30/16             10,118                    11,369
    5/31/16              9,928                    11,241
    6/30/16              9,576                    10,899
    7/31/16             10,004                    11,435
    8/31/16             10,279                    11,446
    9/30/16             10,403                    11,585
   10/31/16             10,536                    11,360








                                                                    Past performance is not predictive of
                                                                    future performance.
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         AVERAGE ANNUAL       ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN         YEAR       YEARS      YEARS           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2016, all
                              0.19%      3.93%      0.52%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA INTERNATIONAL SMALL PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2006-OCTOBER 31, 2016

                                      [CHARTS]

                       VA International            MSCI World ex USA
                       Small Portfolio        Small Cap Index(net dividends)
                      -----------------       ------------------------------
     10/31/06              $10,000                       $10,000
     11/30/06               10,438                        10,430
     12/31/06               10,805                        10,739
      1/31/07               11,091                        10,958
      2/28/07               11,276                        11,150
      3/31/07               11,685                        11,520
      4/30/07               12,117                        11,964
      5/31/07               12,387                        12,141
      6/30/07               12,356                        12,114
      7/31/07               12,333                        12,040
      8/31/07               11,847                        11,405
      9/30/07               12,133                        11,662
     10/31/07               12,850                        12,450
     11/30/07               11,893                        11,426
     12/31/07               11,518                        11,091
      1/31/08               10,630                        10,016
      2/29/08               10,900                        10,492
      3/31/08               10,917                        10,376
      4/30/08               11,152                        10,629
      5/31/08               11,475                        10,843
      6/30/08               10,656                        10,006
      7/31/08               10,159                         9,501
      8/31/08                9,784                         9,150
      9/30/08                8,303                         7,541
     10/31/08                6,386                         5,679
     11/30/08                6,099                         5,404
     12/31/08                6,579                         5,764
      1/31/09                6,041                         5,430
      2/28/09                5,454                         4,934
      3/31/09                5,796                         5,250
      4/30/09                6,609                         6,060
      5/31/09                7,539                         6,957
      6/30/09                7,608                         7,040
      7/31/09                8,175                         7,606
      8/31/09                8,724                         8,192
      9/30/09                9,233                         8,653
     10/31/09                9,008                         8,519
     11/30/09                9,125                         8,585
     12/31/09                9,203                         8,694
      1/31/10                9,073                         8,580
      2/28/10                9,023                         8,530
      3/31/10                9,712                         9,165
      4/30/10                9,851                         9,346
      5/31/10                8,714                         8,223
      6/30/10                8,664                         8,146
      7/31/10                9,482                         8,844
      8/31/10                9,173                         8,614
      9/30/10               10,201                         9,592
     10/31/10               10,600                         9,987
     11/30/10               10,311                         9,725
     12/31/10               11,485                        10,825
      1/31/11               11,597                        10,882
      2/28/11               11,943                        11,191
      3/31/11               11,953                        11,181
      4/30/11               12,534                        11,735
      5/31/11               12,198                        11,410
      6/30/11               11,984                        11,163
      7/31/11               11,852                        11,102
      8/31/11               10,956                        10,225
      9/30/11                9,693                         9,051
     10/31/11               10,385                         9,786
     11/30/11               10,070                         9,295
     12/31/11                9,783                         9,114
      1/31/12               10,596                         9,866
      2/29/12               11,146                        10,425
      3/31/12               11,223                        10,356
      4/30/12               11,102                        10,302
      5/31/12                9,827                         9,092
      6/30/12               10,222                         9,405
      7/31/12               10,178                         9,478
      8/31/12               10,519                         9,750
      9/30/12               10,948                        10,212
     10/31/12               11,014                        10,262
     11/30/12               11,124                        10,315
     12/31/12               11,682                        10,706
      1/31/13               12,163                        11,222
      2/28/13               12,175                        11,262
      3/31/13               12,392                        11,482
      4/30/13               12,701                        11,815
      5/31/13               12,415                        11,537
      6/30/13               12,117                        11,081
      7/31/13               12,896                        11,774
      8/31/13               12,850                        11,753
      9/30/13               13,915                        12,740
     10/31/13               14,374                        13,116
     11/30/13               14,442                        13,133
     12/31/13               14,844                        13,442
      1/31/14               14,603                        13,210
      2/28/14               15,521                        13,959
      3/31/14               15,485                        13,906
      4/30/14               15,460                        13,863
      5/31/14               15,593                        14,037
      6/30/14               15,883                        14,356
      7/31/14               15,376                        13,984
      8/31/14               15,472                        14,018
      9/30/14               14,542                        13,169
     10/31/14               14,289                        12,835
     11/30/14               14,156                        12,823
     12/31/14               13,987                        12,724
      1/31/15               13,848                        12,611
      2/28/15               14,783                        13,418
      3/31/15               14,531                        13,237
      4/30/15               15,340                        13,910
      5/31/15               15,530                        13,994
      6/30/15               15,302                        13,787
      7/31/15               15,213                        13,766
      8/31/15               14,543                        13,154
      9/30/15               14,063                        12,681
     10/31/15               14,758                        13,433
     11/30/15               14,783                        13,404
     12/31/15               14,800                        13,418
      1/31/16               13,837                        12,397
      2/28/16               13,744                        12,463
      3/31/16               14,880                        13,499
      4/30/16               15,254                        13,926
      5/31/15               15,308                        13,943
      6/30/16               14,693                        13,326
      7/31/16               15,549                        14,118
      8/31/16               15,562                        13,999
      9/30/16               16,016                        14,393
     10/31/16               15,575                        13,965







                                                                                Past performance is not predictive of
                                                                                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE          FIVE          TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR         YEARS        YEARS               redemption of fund shares.
           -------------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                  5.54%        8.44%        4.53%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
VA SHORT-TERM FIXED PORTFOLIO VS.
THE BOFA MERRILL LYNCH US 6-MONTH TREASURY BILL INDEX,
THE BOFA MERRILL LYNCH US 1-YEAR TREASURY NOTE INDEX
OCTOBER 31, 2006-OCTOBER 31, 2016

                                      [CHARTS]

                                     The BofA Merrill         The BofA Merrill
                VA Short-Term       Lynch U.S. 6-Month        Lynch U.S. 1-Year
               Fixed Portfolio     Treasury Bill Index      Treasury Note Index
               ---------------     -------------------      -------------------
     10/31/06      $10,000               $10,000                  $10,000
     11/30/06       10,048                10,042                   10,041
     12/31/06       10,090                10,087                   10,069
      1/31/07       10,130                10,128                   10,108
      2/28/07       10,170                10,170                   10,159
      3/31/07       10,220                10,215                   10,199
      4/30/07       10,260                10,259                   10,233
      5/31/07       10,300                10,308                   10,266
      6/30/07       10,340                10,349                   10,316
      7/31/07       10,390                10,391                   10,375
      8/31/07       10,430                10,466                   10,452
      9/30/07       10,470                10,509                   10,507
     10/31/07       10,520                10,551                   10,540
     11/30/07       10,550                10,623                   10,645
     12/31/07       10,592                10,653                   10,668
      1/31/08       10,634                10,742                   10,805
      2/29/08       10,665                10,771                   10,861
      3/31/08       10,665                10,799                   10,895
      4/30/08       10,697                10,812                   10,874
      5/31/08       10,718                10,812                   10,869
      6/30/08       10,739                10,826                   10,875
      7/31/08       10,770                10,860                   10,910
      8/31/08       10,791                10,883                   10,941
      9/30/08       10,760                10,933                   10,990
     10/31/08       10,812                10,978                   11,053
     11/30/08       10,906                11,015                   11,123
     12/31/08       11,011                11,035                   11,175
      1/31/09       11,022                11,034                   11,163
      2/28/09       11,011                11,035                   11,146
      3/31/09       11,054                11,046                   11,173
      4/30/09       11,097                11,061                   11,195
      5/31/09       11,130                11,066                   11,205
      6/30/09       11,151                11,068                   11,210
      7/31/09       11,162                11,077                   11,224
      8/31/09       11,194                11,083                   11,238
      9/30/09       11,205                11,090                   11,247
     10/31/09       11,227                11,093                   11,259
     11/30/09       11,248                11,097                   11,279
     12/31/09       11,217                11,098                   11,264
      1/31/10       11,250                11,104                   11,290
      2/28/10       11,261                11,105                   11,294
      3/31/10       11,250                11,106                   11,291
      4/30/10       11,261                11,109                   11,298
      5/31/10       11,261                11,114                   11,304
      6/30/10       11,294                11,118                   11,321
      7/31/10       11,316                11,122                   11,334
      8/31/10       11,327                11,126                   11,343
      9/30/10       11,338                11,129                   11,349
     10/31/10       11,349                11,134                   11,357
     11/30/10       11,338                11,135                   11,354
     12/31/10       11,341                11,139                   11,357
      1/31/11       11,352                11,141                   11,368
      2/28/11       11,352                11,143                   11,371
      3/31/11       11,352                11,146                   11,374
      4/30/11       11,374                11,152                   11,386
      5/31/11       11,386                11,154                   11,393
      6/30/11       11,386                11,156                   11,397
      7/31/11       11,397                11,156                   11,393
      8/31/11       11,397                11,164                   11,414
      9/30/11       11,397                11,164                   11,411
     10/31/11       11,397                11,166                   11,415
     11/30/11       11,386                11,167                   11,419
     12/31/11       11,390                11,169                   11,422
      1/31/12       11,424                11,169                   11,425
      2/29/12       11,424                11,168                   11,422
      3/31/12       11,435                11,169                   11,422
      4/30/12       11,446                11,171                   11,427
      5/31/12       11,446                11,174                   11,429
      6/30/12       11,457                11,175                   11,426
      7/31/12       11,468                11,178                   11,437
      8/31/12       11,479                11,180                   11,439
      9/30/12       11,479                11,181                   11,442
     10/31/12       11,479                11,182                   11,441
     11/30/12       11,491                11,185                   11,445
     12/31/12       11,486                11,188                   11,449
      1/31/13       11,497                11,189                   11,452
      2/28/13       11,497                11,190                   11,454
      3/31/13       11,497                11,192                   11,458
      4/30/13       11,509                11,195                   11,463
      5/31/13       11,509                11,197                   11,463
      6/30/13       11,497                11,198                   11,462
      7/31/13       11,509                11,200                   11,469
      8/31/13       11,497                11,202                   11,471
      9/30/13       11,520                11,205                   11,477
     10/31/13       11,520                11,204                   11,477
     11/30/13       11,520                11,205                   11,477
     12/31/13       11,515                11,207                   11,478
      1/31/14       11,527                11,210                   11,481
      2/28/14       11,527                11,211                   11,483
      3/31/14       11,527                11,212                   11,487
      4/30/14       11,538                11,214                   11,492
      5/31/14       11,538                11,215                   11,495
      6/30/14       11,538                11,215                   11,495
      7/31/14       11,538                11,216                   11,497
      8/31/14       11,538                11,218                   11,504
      9/30/14       11,538                11,219                   11,507
     10/31/14       11,549                11,219                   11,509
     11/30/14       11,549                11,220                   11,510
     12/31/14       11,532                11,221                   11,499
      1/31/15       11,566                11,224                   11,511
      2/28/15       11,555                11,226                   11,509
      3/31/15       11,566                11,226                   11,511
      4/30/15       11,566                11,231                   11,519
      5/31/15       11,566                11,232                   11,522
      6/30/15       11,566                11,233                   11,523
      7/31/15       11,566                11,233                   11,526
      8/31/15       11,566                11,233                   11,525
      9/30/15       11,577                11,245                   11,536
     10/31/15       11,589                11,242                   11,534
     11/30/15       11,577                11,241                   11,516
     12/31/15       11,567                11,246                   11,517
      1/31/16       11,590                11,255                   11,540
      2/28/16       11,590                11,259                   11,542
      3/31/16       11,613                11,270                   11,558
      4/30/16       11,624                11,277                   11,569
      5/31/16       11,624                11,278                   11,564
      6/30/16       11,647                11,292                   11,592
      7/31/16       11,658                11,296                   11,591
      8/31/16       11,647                11,297                   11,590
      9/30/16       11,658                11,307                   11,598
     10/31/16       11,658                11,313                   11,604






                                                                                   Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
            AVERAGE ANNUAL         ONE          FIVE          TEN                  The Merrill Lynch Indices are used with
            TOTAL RETURN           YEAR         YEARS        YEARS                 permission; copyright 2016 Merrill
            --------------------------------------------------------------         Lynch, Pierce, Fenner & Smith
                                   0.60%        0.45%        1.55%                 Incorporated; all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VA GLOBAL BOND PORTFOLIO VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-5 YEARS,
CURRENCY-HEDGED IN USD TERMS
OCTOBER 31, 2006-OCTOBER 31, 2016

                              [CHARTS]

               VA Global Bond       Citigroup World Government Bond Index,
                 Portfolio          1-5 Years,Currency-Hedged in USD Terms
                -------------       --------------------------------------
     10/31/06      $10,000                          $10,000
     11/30/06       10,048                           10,050
     12/31/06       10,064                           10,057
      1/31/07       10,113                           10,093
      2/28/07       10,161                           10,159
      3/31/07       10,199                           10,191
      4/30/07       10,238                           10,223
      5/31/07       10,267                           10,212
      6/30/07       10,286                           10,238
      7/31/07       10,344                           10,327
      8/31/07       10,411                           10,436
      9/30/07       10,450                           10,493
     10/31/07       10,517                           10,546
     11/30/07       10,556                           10,661
     12/31/07       10,609                           10,691
      1/31/08       10,668                           10,851
      2/29/08       10,727                           10,922
      3/31/08       10,747                           10,920
      4/30/08       10,658                           10,848
      5/31/08       10,619                           10,786
      6/30/08       10,658                           10,787
      7/31/08       10,717                           10,866
      8/31/08       10,786                           10,933
      9/30/08       10,717                           11,004
     10/31/08       10,786                           11,164
     11/30/08       10,944                           11,284
     12/31/08       11,082                           11,396
      1/31/09       11,072                           11,401
      2/28/09       11,062                           11,424
      3/31/09       11,092                           11,483
      4/30/09       11,143                           11,486
      5/31/09       11,214                           11,490
      6/30/09       11,275                           11,509
      7/31/09       11,387                           11,551
      8/31/09       11,499                           11,591
      9/30/09       11,581                           11,627
     10/31/09       11,642                           11,639
     11/30/09       11,784                           11,701
     12/31/09       11,615                           11,657
      1/31/10       11,764                           11,702
      2/28/10       11,838                           11,751
      3/31/10       11,827                           11,746
      4/30/10       11,912                           11,752
      5/31/10       11,986                           11,828
      6/30/10       12,092                           11,858
      7/31/10       12,251                           11,901
      8/31/10       12,400                           11,958
      9/30/10       12,442                           11,949
     10/31/10       12,527                           11,960
     11/30/10       12,410                           11,902
     12/31/10       12,258                           11,889
      1/31/11       12,281                           11,880
      2/28/11       12,269                           11,869
      3/31/11       12,281                           11,862
      4/30/11       12,441                           11,897
      5/31/11       12,578                           11,955
      6/30/11       12,578                           11,961
      7/31/11       12,772                           12,004
      8/31/11       12,863                           12,108
      9/30/11       12,840                           12,112
     10/31/11       12,874                           12,095
     11/30/11       12,715                           12,071
     12/31/11       12,811                           12,164
      1/31/12       12,955                           12,216
      2/29/12       12,979                           12,237
      3/31/12       13,014                           12,226
      4/30/12       13,062                           12,251
      5/31/12       13,146                           12,262
      6/30/12       13,146                           12,274
      7/31/12       13,314                           12,315
      8/31/12       13,350                           12,348
      9/30/12       13,374                           12,370
     10/31/12       13,386                           12,377
     11/30/12       13,434                           12,409
     12/31/12       13,433                           12,419
      1/31/13       13,359                           12,409
      2/28/13       13,458                           12,438
      3/31/13       13,483                           12,450
      4/30/13       13,544                           12,490
      5/31/13       13,433                           12,448
      6/30/13       13,273                           12,409
      7/31/13       13,347                           12,443
      8/31/13       13,273                           12,425
      9/30/13       13,384                           12,469
     10/31/13       13,470                           12,510
     11/30/13       13,495                           12,529
     12/31/13       13,386                           12,496
      1/31/14       13,524                           12,550
      2/28/14       13,550                           12,567
      3/31/14       13,487                           12,565
      4/30/14       13,550                           12,587
      5/31/14       13,663                           12,623
      6/30/14       13,638                           12,638
      7/31/14       13,600                           12,639
      8/31/14       13,688                           12,676
      9/30/14       13,638                           12,673
     10/31/14       13,726                           12,704
     11/30/14       13,826                           12,736
     12/31/14       13,772                           12,733
      1/31/15       14,004                           12,804
      2/28/15       13,901                           12,785
      3/31/15       13,965                           12,812
      4/30/15       13,978                           12,810
      5/31/15       13,978                           12,817
      6/30/15       13,901                           12,798
      7/31/15       13,952                           12,832
      8/31/15       13,939                           12,829
      9/30/15       14,055                           12,872
     10/31/15       14,055                           12,875
     11/30/15       14,029                           12,871
     12/31/15       13,985                           12,861
      1/31/16       14,143                           12,957
      2/28/16       14,182                           12,994
      3/31/16       14,313                           13,007
      4/30/16       14,340                           13,009
      5/31/16       14,313                           13,014
      6/30/16       14,484                           13,100
      7/31/16       14,523                           13,105
      8/31/16       14,471                           13,090
      9/30/16       14,484                           13,115
     10/31/16       14,432                           13,089








                                                                              Past performance is not predictive of
                                                                              future performance.
                                                                              The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        Citigroup bond indices copyright 2016
                                  2.68%       2.31%       3.74%               by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
VIT INFLATION PROTECTED SECURITIES PORTFOLIO VS.
BLOOMBERG BARCLAYS U.S. TIPS INDEX
MAY 29, 2015-OCTOBER 31, 2016

           VIT Inflation Protected    Barclays U.S. TIPS Index
             Securities Portfolio            (Series-L)
           -----------------------    ------------------------
  05/2015            $10,000            $10,000
  05/2015            $10,000            $10,000
  06/2015            $9,860             $9,903
  07/2015            $9,900             $9,923
  08/2015            $9,790             $9,847
  09/2015            $9,760             $9,789
  10/2015            $9,770             $9,814
  11/2015            $9,760             $9,804
  12/2015            $9,644             $9,727
  01/2016            $9,824             $9,871
  02/2016            $9,945             $9,981
  03/2016            $10,115            $10,160
  04/2016            $10,145            $10,195
  05/2016            $10,055            $10,123
  06/2016            $10,286            $10,334
  07/2016            $10,346            $10,423
  08/2016            $10,286            $10,377
  09/2016            $10,386            $10,433                   Past performance is not predictive of
  10/2016            $10,336            $10,392                   future performance.
                                                                  The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                ONE           SINCE               would pay on fund distributions or the
            TOTAL RETURN        YEAR        INCEPTION             redemption of fund shares.
            -----------------------------------------------       BLOOMBERG BARCLAYS DATA PROVIDED BY
                                5.79%         2.35%               BLOOMBERG.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS),
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
65% MSCI ACWI (NET DIVIDENDS)/35%
CITI WORLD GOVT BOND INDEX 1-3 YR (HEDGED) INDEX
APRIL 8, 2013-OCTOBER 31, 2016

                                     [CHART]

                                              Citi World         65% MSCI ACWI
                                            Government Bond      (net div)/35%
              VA Global   MSCI All Country  Index, 1-3 Years,    Citi World Govt
              Moderate       World Index     Currency-Hedged   Bond Index 1-3 yr
 End Date     Portfolio       (Net Div)       in USD Terms       (hedged) Index
  --------    ---------   ----------------  -----------------  -----------------
  4/08/2013    $10,000         $10,000           $10,000            $10,000
  4/30/2013    $10,150         $10,365           $10,012            $10,242
  5/31/2013    $10,200         $10,337           $10,001            $10,219
  6/30/2013    $10,020         $10,035           $9,990             $10,021
  7/31/2013    $10,410         $10,515           $10,008            $10,340
  8/31/2013    $10,210         $10,296           $10,004            $10,198
  9/30/2013    $10,620         $10,828           $10,023            $10,547
 10/31/2013    $10,910         $11,263           $10,042            $10,830
 11/30/2013    $11,050         $11,423           $10,054            $10,934
 12/31/2013    $11,195         $11,620           $10,046            $11,054
  1/31/2014    $10,931         $11,155           $10,067            $10,774
  2/28/2014    $11,307         $11,694           $10,074            $11,115
  3/31/2014    $11,368         $11,746           $10,074            $11,147
  4/30/2014    $11,398         $11,857           $10,083            $11,220
  5/31/2014    $11,550         $12,110           $10,098            $11,381
  6/30/2014    $11,743         $12,338           $10,104            $11,522
  7/31/2014    $11,550         $12,188           $10,106            $11,432
  8/31/2014    $11,784         $12,457           $10,121            $11,602
  9/30/2014    $11,449         $12,053           $10,121            $11,358
 10/31/2014    $11,550         $12,138           $10,135            $11,415
 11/30/2014    $11,642         $12,341           $10,148            $11,545
 12/31/2014    $11,544         $12,103           $10,143            $11,398
  1/31/2015    $11,389         $11,914           $10,176            $11,295
  2/28/2015    $11,824         $12,577           $10,170            $11,701
  3/31/2015    $11,741         $12,382           $10,184            $11,589
  4/30/2015    $11,907         $12,741           $10,187            $11,809
  5/31/2015    $11,938         $12,725           $10,194            $11,802
  6/30/2015    $11,783         $12,425           $10,192            $11,620
  7/31/2015    $11,741         $12,533           $10,202            $11,690
  8/31/2015    $11,264         $11,674           $10,201            $11,168
  9/30/2015    $11,016         $11,251           $10,220            $10,913
 10/31/2015    $11,524         $12,134           $10,222            $11,470
 11/30/2015    $11,534         $12,034           $10,215            $11,406         Past performance is not predictive of
 12/31/2015    $11,309         $11,817           $10,214            $11,272         future performance.
 01/31/2016    $10,888         $11,104           $10,256            $10,846         The returns shown do not reflect the
 02/28/2016    $10,888         $11,028           $10,270            $10,803         deduction of taxes that a shareholder
 03/31/2016    $11,488         $11,845           $10,279            $11,327         would pay on fund distributions or the
 04/30/2016    $11,604         $12,020           $10,286            $11,438         redemption of fund shares.
 05/31/2016    $11,635         $12,035           $10,287            $11,448         MSCI data copyright MSCI 2016, all
 06/30/2016    $11,635         $11,962           $10,328            $11,419         rights reserved.
 07/31/2016    $11,983         $12,478           $10,328            $11,739         Citigroup bond indices copyright 2016
 08/31/2016    $12,025         $12,520           $10,324            $11,763         by Citigroup.
 09/30/2016    $12,078         $12,596           $10,340            $11,816         Data includes composite data from
 10/31/2016    $11,920         $12,383           $10,335            $11,684         multiple sources; see data descriptions
                                       ONE              SINCE                       for additional details. MSCI data
               TOTAL RETURN            YEAR           INCEPTION                     copyright MSCI 2016, all rights reserved.
               ----------------------------------------------------------           Citigroup bond indices copyright 2016
                                       3.44%            5.05%                       by Citigroup.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

VA U.S. TARGETED VALUE PORTFOLIO

   The VA U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.87% for the Portfolio and 8.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the benchmark to mid-cap stocks and a lower allocation than the benchmark to small-cap stocks. Mid-cap stocks underperformed small-caps during the period and detracted from the Portfolio's performance relative to the benchmark. Within small-cap and mid-cap value stocks, the Portfolio's greater emphasis on higher profitability stocks detracted from its performance relative to the benchmark as these stocks underperformed lower profitability stocks during the period. The Portfolio's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as these sectors outperformed most other sectors during the period.

VA U.S. LARGE VALUE PORTFOLIO

   The VA U.S. Large Value Portfolio is designed to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 4.52% for the Portfolio and 6.37% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio had a larger allocation than the benchmark to lower relative price stocks, which detracted from its performance relative to the benchmark as the lowest relative price quartile underperformed. The Portfolio's exclusion of real estate investment trusts (REITs) and utilities detracted from relative performance as REITs and utilities outperformed most other sectors during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                               RETURN IN U.S. DOLLAR
                                               ---------------------
            MSCI World ex USA Index...........        -2.27%
            MSCI World ex USA Small Cap Index.         3.96%
            MSCI World ex USA Value Index.....        -2.07%
            MSCI World ex USA Growth Index....        -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

                                                     LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------
         MSCI Emerging Markets Index...........         9.27%
         MSCI Emerging Markets Small Cap Index.         4.78%
         MSCI Emerging Markets Value Index.....         8.60%
         MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefited from USD-denominated returns in emerging markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

                                                     LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  ------------ ----------------------
                   China............................     1.62%             1.54%
                   Korea............................     5.56%             5.17%
                   Taiwan...........................    14.56%            17.85%
                   India............................     6.28%             3.99%
                   South Africa.....................    -0.92%             1.46%
                   Brazil...........................    40.59%            70.69%
                   Mexico...........................     8.65%            -4.51%
                   Russia...........................    17.86%            18.61%
                   Malaysia.........................     4.44%             6.95%
                   Indonesia........................    26.13%            32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefitted the funds' relative performance.

VA INTERNATIONAL VALUE PORTFOLIO

   The VA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 420 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 0.19% for the Portfolio and -2.27% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests primarily in value stocks, while the benchmark is neutral with regard to value or growth stocks. The Portfolio's emphasis on deep value stocks contributed positively to its performance relative to the benchmark, as that segment of the market outperformed for the year. The Portfolio's emphasis on mid-cap stocks also contributed positively to relative performance, as those stocks outperformed for the period.

VA INTERNATIONAL SMALL PORTFOLIO

   The VA International Small Portfolio is designed to capture the returns of developed ex U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 2,800 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 5.54% for the Portfolio and 3.96% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater allocation than the benchmark to micro-cap securities was the primary driver of its outperformance relative to the benchmark, as micro-caps generally outperformed other small-cap securities. The Portfolio generally excludes real estate investment trusts (REITs), which also contributed positively to relative performance, as global ex U.S. REITs generally underperformed the benchmark.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                       OCTOBER 31, 2015 OCTOBER 31, 2016 CHANGE
 -                                     ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.17%        0.17%
 Ten-Year U.S. Treasury Notes (yield).      2.14%            1.83%       -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30- year U.S. Treasury bonds.
----------
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

VA SHORT-TERM FIXED PORTFOLIO

   The VA Short-Term Fixed Portfolio is designed to achieve a stable real return in excess of the rate of inflation by investing in high-quality fixed income securities with a typical average maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 318 days as of October 31, 2016, from 343 days as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 0.60% for the Portfolio, 0.64% for The BofA Merrill Lynch U.S. 6-Month Treasury Bill Index, and 0.60% for The BofA Merrill Lynch 1-Year U.S. Treasury Note Index, the Portfolio's benchmark. During the period, interest rates increased across the eligible maturity range as yields on the two-year U.S. Treasury note increased from approximately 0.73% to 0.84%. As the yield curve remained upwardly sloped, the Portfolio's maturity structure remained extended. While two-year rates moved higher, negatively impacting returns, the Portfolio benefited from capital appreciation as bonds were held through the upwardly sloped term structure. The Portfolio's corporate bonds and floating rate notes contributed to returns as there was a positive credit premium during the period.

VA GLOBAL BOND PORTFOLIO

   The VA Global Bond Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities and high-quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. The Portfolio hedges substantially all of the currency risk of its non-U.S. dollar-denominated securities. Eligible countries for the Portfolio to invest in include but are not limited to Australia, Canada, Denmark, certain European Economic and Monetary Union countries, Japan, New Zealand, Norway, Singapore, Sweden, Switzerland, the United Kingdom, and the United States. The investment strategy shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses a variable maturity approach and uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on the Advisor's expectations for term premia. The average maturity of the Portfolio decreased to 3.65 years as of October 31, 2016, from 3.78 years as of October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 2.68% for the Portfolio and 1.66% for the Citi World Government Bond Index, 1-5 Years, Currency-Hedged in USD Terms, the Portfolio's benchmark. The Portfolio had an average allocation during the period of approximately 97% of assets in U.S. dollar-denominated securities and the majority of the remainder invested in currency-hedged U.K. pound sterling-denominated bonds. Compared to the benchmark, the Portfolio's larger exposure to U.S. dollar-denominated bonds contributed to the Portfolio's outperformance relative to the benchmark as interest rates declined in the three- to five-year segment of the U.S. yield curve. The Portfolio also benefited from its lack of exposure to Japanese yen and Euro-denominated bonds, which represented approximately 45% of the benchmark, as those bonds underperformed.

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

   The VIT Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The average maturity of the Portfolio increased to 8.42 years on October 31, 2016, from
8.28 years on October 31, 2015.

   For the 12 months ended October 31, 2016, the total return was 5.79% for the Portfolio and 5.89% for the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index the Portfolio's benchmark. The Portfolio maintained a duration similar to the benchmark throughout the period and performed in-line with the benchmark. The Portfolio's focus on the intermediate segment of the inflation-protected government yield curve, versus the Index's universe of maturities from 1 to 30 years, did not have a material impact on relative performance.

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

   The DFA VA Global Moderate Allocation Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. Under normal market circumstances, the Portfolio seeks to achieve its investment objective through a moderate allocation to both global equity and global fixed income securities by allocating approximately 50% to 70% of its assets to domestic and international equity underlying funds and 30% to 50% of its assets to fixed income underlying funds. As of the date of this report, the Portfolio's investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, VA U.S. Large Value Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investments in international equity funds included the International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, and VA International Value Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio, and VA Short-Term Fixed Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Equity and Fixed Income Underlying Funds collectively held more than 12,000 equity securities in 44 countries and approximately 500 fixed income securities in 17 countries, excluding supranationals.

   For the 12 months ended October 31, 2016, total returns were 3.44% for the Portfolio and 1.86% for the Portfolio's composite benchmark, a hypothetical composite index composed of 65% MSCI All Country World Index (net dividends) and 35% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Portfolio's primary benchmarks. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities. The Portfolio's equity and fixed income components each outperformed the relevant component of the benchmark and contributed to the Portfolio's overall outperformance relative to the composite benchmark.

   The Equity Underlying Funds invest in stocks across all eligible countries but have a higher allocation than the equity component of the composite benchmark to U.S. securities and a smaller allocation to emerging markets securities than the equity component of the composite benchmark. For the period, the Portfolio's smaller allocation to emerging markets detracted from the Portfolio's relative performance as emerging markets securities outperformed. However, this was more than offset by the Equity Underlying Funds' greater exposure than the composite benchmark to smaller and deeper value stocks, which outperformed and contributed to the Portfolio's relative performance.

   The Portfolio's fixed income component outperformed the fixed income component of the composite benchmark. The Portfolio's longer average duration of 2.6 years relative to the fixed income component of the composite benchmark's duration of 1.9 years contributed significantly toward the outperformance as interest rates in U.S. dollar-denominated securities beyond three years generally declined during the period. The Portfolio also benefited from a higher relative allocation to U.S. dollar-denominated corporate securities during a period where credit spreads narrowed.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2016
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   VA U.S. TARGETED VALUE PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,040.50    0.37%    $1.90
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.28    0.37%    $1.88

   VA U.S. LARGE VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return............... $1,000.00 $1,046.10    0.28%    $1.44
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.73    0.28%    $1.42

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/16  10/31/16    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
VA INTERNATIONAL VALUE PORTFOLIO
--------------------------------
Actual Fund Return............................ $1,000.00 $1,041.40    0.46%    $2.36
Hypothetical 5% Annual Return................. $1,000.00 $1,022.82    0.46%    $2.34

VA INTERNATIONAL SMALL PORTFOLIO
--------------------------------
Actual Fund Return............................ $1,000.00 $1,021.00    0.60%    $3.05
Hypothetical 5% Annual Return................. $1,000.00 $1,022.12    0.60%    $3.05

VA SHORT-TERM FIXED PORTFOLIO
-----------------------------
Actual Fund Return............................ $1,000.00 $1,002.90    0.28%    $1.41
Hypothetical 5% Annual Return................. $1,000.00 $1,023.73    0.28%    $1.42

VA GLOBAL BOND PORTFOLIO
------------------------
Actual Fund Return............................ $1,000.00 $1,006.40    0.24%    $1.21
Hypothetical 5% Annual Return................. $1,000.00 $1,023.93    0.24%    $1.22

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
--------------------------------------------
Actual Fund Return............................ $1,000.00 $1,018.80    0.18%    $0.91
Hypothetical 5% Annual Return................. $1,000.00 $1,024.23    0.18%    $0.92

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,027.20    0.40%    $2.04
Hypothetical 5% Annual Return................. $1,000.00 $1,023.13    0.40%    $2.03

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**DFA VA Global Moderate Allocation Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

                                                AFFILIATED INVESTMENT COMPANY
                                                -----------------------------
   DFA VA Global Moderate Allocation Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       VA U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.0%
              Consumer Staples.............................   3.1%
              Energy.......................................   8.3%
              Financials...................................  26.3%
              Health Care..................................   4.8%
              Industrials..................................  19.9%
              Information Technology.......................  14.6%
              Materials....................................   6.4%
              Real Estate..................................   0.7%
              Telecommunication Services...................   1.2%
              Utilities....................................   0.7%
                                                            -----
                                                            100.0%

                         VA U.S. LARGE VALUE PORTFOLIO
              Consumer Discretionary.......................  12.4%
              Consumer Staples.............................   6.5%
              Energy.......................................  13.1%
              Financials...................................  22.0%
              Health Care..................................  11.1%
              Industrials..................................  11.0%
              Information Technology.......................  14.9%
              Materials....................................   4.0%
              Telecommunication Services...................   4.8%
              Utilities....................................   0.2%
                                                            -----
                                                            100.0%

                       VA INTERNATIONAL VALUE PORTFOLIO
              Consumer Discretionary.......................  13.1%
              Consumer Staples.............................   2.6%
              Energy.......................................  16.4%
              Financials...................................  29.1%
              Health Care..................................   1.1%
              Industrials..................................  10.9%
              Information Technology.......................   3.3%
              Materials....................................  14.7%
              Real Estate..................................   2.1%
              Telecommunication Services...................   4.1%
              Utilities....................................   2.6%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       VA INTERNATIONAL SMALL PORTFOLIO
              Consumer Discretionary.......................  16.2%
              Consumer Staples.............................   6.8%
              Energy.......................................   5.1%
              Financials...................................  11.4%
              Health Care..................................   6.0%
              Industrials..................................  23.5%
              Information Technology.......................   9.3%
              Materials....................................  13.3%
              Real Estate..................................   4.5%
              Telecommunication Services...................   1.4%
              Utilities....................................   2.5%
                                                            -----
                                                            100.0%

FIXED INCOME PORTFOLIOS

                         VA SHORT-TERM FIXED PORTFOLIO
              Corporate....................................  25.0%
              Government...................................   6.9%
              Foreign Corporate............................  30.2%
              Foreign Government...........................  31.7%
              Supranational................................   6.2%
                                                            -----
                                                            100.0%

                           VA GLOBAL BOND PORTFOLIO
              Corporate....................................  37.1%
              Foreign Corporate............................  31.0%
              Foreign Government...........................  24.8%
              Supranational................................   7.1%
                                                            -----
                                                            100.0%

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
              Government................................... 100.0%

                       VA U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                  PERCENTAGE
                                             SHARES   VALUE+    OF NET ASSETS**
                                             ------   ------    ---------------
 COMMON STOCKS -- (80.1%)
 Consumer Discretionary -- (11.2%)
 #*  AutoNation, Inc........................ 20,683 $   907,363            0.4%
 #   CalAtlantic Group, Inc................. 24,480     791,194            0.3%
     Harman International Industries, Inc...  9,516     758,520            0.3%
 #   International Game Technology P.L.C.... 36,661   1,052,904            0.4%
 #   PulteGroup, Inc........................ 67,112   1,248,283            0.5%
 #   TEGNA, Inc............................. 42,602     835,851            0.3%
 #*  Toll Brothers, Inc..................... 33,553     920,694            0.4%
     Other Securities.......................         27,744,007           11.3%
                                                    -----------           -----
 Total Consumer Discretionary...............         34,258,816           13.9%
                                                    -----------           -----
 Consumer Staples -- (2.5%)
 #*  Post Holdings, Inc..................... 11,644     887,622            0.4%
     Other Securities.......................          6,745,007            2.7%
                                                    -----------           -----
 Total Consumer Staples.....................          7,632,629            3.1%
                                                    -----------           -----
 Energy -- (6.6%)
 #   CONSOL Energy, Inc..................... 45,241     766,835            0.3%
 *   FMC Technologies, Inc.................. 30,467     983,170            0.4%
 #   Helmerich & Payne, Inc................. 15,755     994,298            0.4%
     Other Securities.......................         17,540,708            7.1%
                                                    -----------           -----
 Total Energy...............................         20,285,011            8.2%
                                                    -----------           -----
 Financials -- (21.1%)
     Allied World Assurance Co. Holdings AG. 18,903     812,451            0.3%
     Assurant, Inc.......................... 12,841   1,033,957            0.4%
     Assured Guaranty, Ltd.................. 28,592     854,615            0.4%
     Axis Capital Holdings, Ltd............. 19,622   1,117,865            0.5%
     Endurance Specialty Holdings, Ltd...... 13,895   1,277,645            0.5%
     Investors Bancorp, Inc................. 65,367     801,399            0.3%
     Navient Corp........................... 67,151     858,190            0.4%
     Old Republic International Corp........ 54,408     917,319            0.4%
     PacWest Bancorp........................ 24,964   1,083,188            0.4%
 #   People's United Financial, Inc......... 66,626   1,082,006            0.4%
     Popular, Inc........................... 21,345     774,823            0.3%
     Prosperity Bancshares, Inc............. 14,155     785,178            0.3%
     Reinsurance Group of America, Inc...... 11,256   1,214,072            0.5%
 #   RenaissanceRe Holdings, Ltd............  8,934   1,110,407            0.5%
     Validus Holdings, Ltd.................. 17,385     888,373            0.4%
     Voya Financial, Inc.................... 31,307     956,429            0.4%
 #   Zions Bancorporation................... 43,201   1,391,504            0.6%
     Other Securities.......................         47,600,654           19.1%
                                                    -----------           -----
 Total Financials...........................         64,560,075           26.1%
                                                    -----------           -----
 Health Care -- (3.9%)
 *   WellCare Health Plans, Inc.............  8,864   1,006,153            0.4%
     Other Securities.......................         10,908,804            4.4%
                                                    -----------           -----
 Total Health Care..........................         11,914,957            4.8%
                                                    -----------           -----
 Industrials -- (16.0%)
 #*  AECOM.................................. 27,241     758,662            0.3%
 #*  Colfax Corp............................ 24,789     788,042            0.3%
 #*  Genesee & Wyoming, Inc. Class A........ 11,679     793,471            0.3%
 *   Jacobs Engineering Group, Inc.......... 26,217   1,352,273            0.5%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
      ManpowerGroup, Inc............................................    13,825 $  1,061,760            0.4%
      Owens Corning.................................................    23,365    1,139,745            0.5%
*     Quanta Services, Inc..........................................    31,205      897,144            0.4%
      Ryder System, Inc.............................................    11,573      803,050            0.3%
      Other Securities..............................................             41,326,465           16.8%
                                                                               ------------          ------
Total Industrials...................................................             48,920,612           19.8%
                                                                               ------------          ------
Information Technology -- (11.7%)
*     Arrow Electronics, Inc........................................    19,750    1,207,120            0.5%
      Avnet, Inc....................................................    27,590    1,157,400            0.5%
      Brocade Communications Systems, Inc...........................    75,774      803,204            0.3%
      Ingram Micro, Inc. Class A....................................    27,656    1,028,803            0.4%
#     Jabil Circuit, Inc............................................    37,147      792,717            0.3%
      Marvell Technology Group, Ltd.................................    94,262    1,228,234            0.5%
*     ON Semiconductor Corp.........................................    83,884      978,926            0.4%
      SYNNEX Corp...................................................     7,365      755,207            0.3%
      Other Securities..............................................             27,776,126           11.2%
                                                                               ------------          ------
Total Information Technology........................................             35,727,737           14.4%
                                                                               ------------          ------
Materials -- (5.1%)
      Huntsman Corp.................................................    48,105      815,380            0.3%
      Reliance Steel & Aluminum Co..................................    15,696    1,079,571            0.4%
      Steel Dynamics, Inc...........................................    37,488    1,029,420            0.4%
      Other Securities..............................................             12,767,425            5.2%
                                                                               ------------          ------
Total Materials.....................................................             15,691,796            6.3%
                                                                               ------------          ------
Real Estate -- (0.6%)
      Other Securities..............................................              1,686,783            0.7%
                                                                               ------------          ------
Telecommunication Services -- (0.9%)
#     Frontier Communications Corp..................................   239,433      962,521            0.4%
      Other Securities..............................................              1,909,388            0.8%
                                                                               ------------          ------
Total Telecommunication Services....................................              2,871,909            1.2%
                                                                               ------------          ------
Utilities -- (0.5%)
*     Calpine Corp..................................................    71,250      847,875            0.4%
      Other Securities..............................................                819,807            0.3%
                                                                               ------------          ------
Total Utilities.....................................................              1,667,682            0.7%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            245,218,007           99.2%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            245,218,007
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%....................................................... 1,484,096    1,484,096            0.6%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (19.4%)
(S)@  DFA Short Term Investment Fund................................ 5,121,789   59,269,345           24.0%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $295,057,773).............................................             $305,971,448          123.8%
                                                                               ============          ======

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 34,258,816          --   --    $ 34,258,816
    Consumer Staples............    7,632,629          --   --       7,632,629
    Energy......................   20,285,011          --   --      20,285,011
    Financials..................   64,560,075          --   --      64,560,075
    Health Care.................   11,914,957          --   --      11,914,957
    Industrials.................   48,920,612          --   --      48,920,612
    Information Technology......   35,727,737          --   --      35,727,737
    Materials...................   15,691,796          --   --      15,691,796
    Real Estate.................    1,686,783          --   --       1,686,783
    Telecommunication Services..    2,871,909          --   --       2,871,909
    Utilities...................    1,667,682          --   --       1,667,682
  Temporary Cash Investments....    1,484,096          --   --       1,484,096
  Securities Lending Collateral.           -- $59,269,345   --      59,269,345
                                 ------------ -----------   --    ------------
  TOTAL......................... $246,702,103 $59,269,345   --    $305,971,448
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                         VA U.S. LARGE VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                         PERCENTAGE
                                                   SHARES    VALUE+    OF NET ASSETS**
                                                   ------    ------    ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (11.7%)
#*  Charter Communications, Inc. Class A..........  10,567 $ 2,640,588            1.0%
    Comcast Corp. Class A......................... 135,846   8,398,000            3.1%
    Ford Motor Co................................. 196,191   2,303,282            0.9%
    General Motors Co.............................  75,160   2,375,056            0.9%
    Time Warner, Inc..............................  47,918   4,264,223            1.6%
    Other Securities..............................          13,503,264            4.9%
                                                           -----------           -----
Total Consumer Discretionary......................          33,484,413           12.4%
                                                           -----------           -----
Consumer Staples -- (6.0%)
    CVS Health Corp...............................  51,146   4,301,379            1.6%
    Mondelez International, Inc. Class A..........  49,369   2,218,643            0.8%
#   Tyson Foods, Inc. Class A.....................  23,525   1,666,746            0.6%
    Wal-Mart Stores, Inc..........................  26,490   1,854,830            0.7%
    Other Securities..............................           7,319,759            2.7%
                                                           -----------           -----
Total Consumer Staples............................          17,361,357            6.4%
                                                           -----------           -----
Energy -- (12.2%)
    Chevron Corp..................................  47,755   5,002,336            1.9%
    ConocoPhillips................................  39,739   1,726,660            0.6%
    Exxon Mobil Corp.............................. 118,128   9,842,425            3.6%
    Phillips 66...................................  25,701   2,085,636            0.8%
    Schlumberger, Ltd.............................  21,602   1,689,925            0.6%
    Valero Energy Corp............................  31,170   1,846,511            0.7%
    Other Securities..............................          12,999,267            4.8%
                                                           -----------           -----
Total Energy......................................          35,192,760           13.0%
                                                           -----------           -----
Financials -- (20.6%)
    American International Group, Inc.............  33,331   2,056,523            0.8%
    Bank of America Corp.......................... 234,754   3,873,441            1.4%
    Bank of New York Mellon Corp. (The)...........  53,844   2,329,830            0.9%
    Capital One Financial Corp....................  25,860   1,914,674            0.7%
    Citigroup, Inc................................ 105,789   5,199,529            1.9%
    Goldman Sachs Group, Inc. (The)...............  12,660   2,256,518            0.8%
    Hartford Financial Services Group, Inc. (The).  35,713   1,575,301            0.6%
    JPMorgan Chase & Co........................... 149,105  10,327,012            3.8%
    PNC Financial Services Group, Inc. (The)......  16,606   1,587,534            0.6%
    Travelers Cos., Inc. (The)....................  14,291   1,546,000            0.6%
    Wells Fargo & Co..............................  86,058   3,959,529            1.5%
    Other Securities..............................          22,711,150            8.4%
                                                           -----------           -----
Total Financials..................................          59,337,041           22.0%
                                                           -----------           -----
Health Care -- (10.4%)
    Aetna, Inc....................................  21,525   2,310,709            0.9%
    Anthem, Inc...................................  16,612   2,024,338            0.7%
*   Express Scripts Holding Co....................  31,513   2,123,976            0.8%
    Medtronic P.L.C...............................  46,806   3,839,028            1.4%
    Pfizer, Inc................................... 224,490   7,118,578            2.6%
    Thermo Fisher Scientific, Inc.................  12,231   1,798,324            0.7%
    Other Securities..............................          10,791,348            4.0%
                                                           -----------           -----
Total Health Care.................................          30,006,301           11.1%
                                                           -----------           -----

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                SHARES      VALUE+    OF NET ASSETS**
                                                                ------      ------    ---------------
Industrials -- (10.3%)
#     Caterpillar, Inc........................................    18,468 $  1,541,339            0.6%
      CSX Corp................................................    59,904    1,827,671            0.7%
      FedEx Corp..............................................    10,735    1,871,325            0.7%
      General Electric Co.....................................    85,669    2,492,968            0.9%
      Norfolk Southern Corp...................................    17,791    1,654,563            0.6%
      Republic Services, Inc..................................    31,100    1,636,793            0.6%
      Southwest Airlines Co...................................    43,565    1,744,778            0.6%
      Stanley Black & Decker, Inc.............................    13,721    1,561,999            0.6%
      Union Pacific Corp......................................    26,806    2,363,753            0.9%
      Other Securities........................................             12,904,736            4.8%
                                                                         ------------          ------
Total Industrials.............................................             29,599,925           11.0%
                                                                         ------------          ------
Information Technology -- (13.9%)
      Cisco Systems, Inc......................................   277,160    8,503,269            3.1%
      Hewlett Packard Enterprise Co...........................   106,724    2,398,088            0.9%
      HP, Inc.................................................   106,724    1,546,431            0.6%
      Intel Corp..............................................   256,206    8,933,903            3.3%
#     NVIDIA Corp.............................................    22,756    1,619,317            0.6%
      QUALCOMM, Inc...........................................    32,794    2,253,604            0.8%
      Other Securities........................................             14,831,780            5.5%
                                                                         ------------          ------
Total Information Technology..................................             40,086,392           14.8%
                                                                         ------------          ------
Materials -- (3.8%)
      Newmont Mining Corp.....................................    44,779    1,658,614            0.6%
      Nucor Corp..............................................    31,564    1,541,902            0.6%
      Other Securities........................................              7,635,764            2.8%
                                                                         ------------          ------
Total Materials...............................................             10,836,280            4.0%
                                                                         ------------          ------
Real Estate -- (0.0%)
      Other Securities........................................                 41,936            0.0%
                                                                         ------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc...............................................   271,163    9,976,087            3.7%
      Other Securities........................................              3,022,140            1.1%
                                                                         ------------          ------
Total Telecommunication Services..............................             12,998,227            4.8%
                                                                         ------------          ------
Utilities -- (0.2%)
      Other Securities........................................                456,797            0.2%
                                                                         ------------          ------
TOTAL COMMON STOCKS...........................................            269,401,429           99.7%
                                                                         ------------          ------
TOTAL INVESTMENT SECURITIES...................................            269,401,429
                                                                         ------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.260%........................................... 1,319,606    1,319,606            0.5%
                                                                         ------------          ------

SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@  DFA Short Term Investment Fund.......................... 1,470,377   17,015,199            6.3%
                                                                         ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $233,961,857).......................................             $287,736,234          106.5%
                                                                         ============          ======

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 33,484,413          --   --    $ 33,484,413
    Consumer Staples............   17,361,357          --   --      17,361,357
    Energy......................   35,192,760          --   --      35,192,760
    Financials..................   59,337,041          --   --      59,337,041
    Health Care.................   30,006,301          --   --      30,006,301
    Industrials.................   29,599,925          --   --      29,599,925
    Information Technology......   40,086,392          --   --      40,086,392
    Materials...................   10,836,280          --   --      10,836,280
    Real Estate.................       41,936          --   --          41,936
    Telecommunication Services..   12,998,227          --   --      12,998,227
    Utilities...................      456,797          --   --         456,797
  Temporary Cash Investments....    1,319,606          --   --       1,319,606
  Securities Lending Collateral.           -- $17,015,199   --      17,015,199
                                 ------------ -----------   --    ------------
  TOTAL......................... $270,721,035 $17,015,199   --    $287,736,234
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                       PERCENTAGE
                                                 SHARES    VALUE++   OF NET ASSETS**
                                                 ------    -------   ---------------
COMMON STOCKS -- (95.7%)
AUSTRALIA -- (6.3%)
    Australia & New Zealand Banking Group, Ltd.. 100,292 $ 2,117,707            1.2%
    BHP Billiton, Ltd........................... 155,689   2,720,016            1.5%
#   Fortescue Metals Group, Ltd................. 214,276     899,236            0.5%
    Newcrest Mining, Ltd........................  52,064     911,611            0.5%
    Woodside Petroleum, Ltd.....................  52,384   1,121,331            0.6%
    Other Securities............................           3,838,573            2.2%
                                                         -----------            ----
TOTAL AUSTRALIA.................................          11,608,474            6.5%
                                                         -----------            ----

AUSTRIA -- (0.1%)
    Other Securities............................             252,522            0.1%
                                                         -----------            ----

BELGIUM -- (1.2%)
    Other Securities............................           2,176,027            1.2%
                                                         -----------            ----

CANADA -- (7.7%)
    Bank of Montreal............................  31,347   1,993,669            1.1%
    Canadian Natural Resources, Ltd.............  35,182   1,115,621            0.6%
#   Suncor Energy, Inc.(867224107)..............  34,074   1,022,902            0.6%
    Suncor Energy, Inc.(B3NB1P2)................  55,331   1,660,383            0.9%
    Other Securities............................           8,524,223            4.8%
                                                         -----------            ----
TOTAL CANADA....................................          14,316,798            8.0%
                                                         -----------            ----

DENMARK -- (1.9%)
    Vestas Wind Systems A.S.....................  12,836   1,028,367            0.6%
    Other Securities............................           2,433,188            1.3%
                                                         -----------            ----
TOTAL DENMARK...................................           3,461,555            1.9%
                                                         -----------            ----

FINLAND -- (0.8%)
    Other Securities............................           1,428,056            0.8%
                                                         -----------            ----

FRANCE -- (9.1%)
    AXA SA......................................  48,906   1,103,433            0.6%
    BNP Paribas SA..............................  32,322   1,874,135            1.0%
    Cie de Saint-Gobain.........................  30,917   1,372,813            0.8%
#   Engie SA....................................  70,881   1,022,226            0.6%
    Orange SA...................................  93,410   1,469,681            0.8%
    Renault SA..................................  15,215   1,323,124            0.7%
    Societe Generale SA.........................  30,614   1,194,176            0.7%
    Total SA....................................  84,942   4,069,138            2.3%
    Other Securities............................           3,475,232            1.9%
                                                         -----------            ----
TOTAL FRANCE....................................          16,903,958            9.4%
                                                         -----------            ----

GERMANY -- (7.3%)
    Allianz SE..................................  12,806   1,999,071            1.1%
    Bayerische Motoren Werke AG.................  17,255   1,505,420            0.8%
    Daimler AG..................................  45,740   3,263,182            1.8%
    E.ON SE..................................... 163,171   1,195,857            0.7%
*   RWE AG......................................  60,150     956,937            0.5%
    Other Securities............................           4,682,623            2.7%
                                                         -----------            ----
TOTAL GERMANY...................................          13,603,090            7.6%
                                                         -----------            ----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                            SHARES    VALUE++   OF NET ASSETS**
                                            ------    -------   ---------------
 HONG KONG -- (2.5%)
     CK Hutchison Holdings, Ltd............  85,012 $ 1,049,731            0.6%
     Other Securities......................           3,537,629            2.0%
                                                    -----------           -----
 TOTAL HONG KONG...........................           4,587,360            2.6%
                                                    -----------           -----

 IRELAND -- (0.4%)
     Other Securities......................             733,202            0.4%
                                                    -----------           -----

 ISRAEL -- (0.5%)
     Other Securities......................             911,936            0.5%
                                                    -----------           -----

 ITALY -- (0.8%)
     Other Securities......................           1,477,684            0.8%
                                                    -----------           -----

 JAPAN -- (22.3%)
     Hitachi, Ltd.......................... 190,000   1,012,870            0.6%
     Honda Motor Co., Ltd..................  65,100   1,947,896            1.1%
     Mitsubishi UFJ Financial Group, Inc... 349,700   1,804,385            1.0%
     Mizuho Financial Group, Inc........... 832,700   1,402,060            0.8%
     Nissan Motor Co., Ltd................. 107,100   1,089,473            0.6%
     Sumitomo Mitsui Financial Group, Inc..  51,500   1,785,591            1.0%
     Toyota Motor Corp.....................  18,170   1,053,982            0.6%
     Other Securities......................          31,242,730           17.3%
                                                    -----------           -----
 TOTAL JAPAN...............................          41,338,987           23.0%
                                                    -----------           -----

 NETHERLANDS -- (3.0%)
     ING Groep NV.......................... 103,758   1,362,032            0.8%
     Koninklijke Ahold Delhaize NV.........  35,378     807,046            0.5%
     Koninklijke DSM NV....................  13,354     858,322            0.5%
     Koninklijke Philips NV................  32,407     973,182            0.5%
     Other Securities......................           1,575,657            0.8%
                                                    -----------           -----
 TOTAL NETHERLANDS.........................           5,576,239            3.1%
                                                    -----------           -----

 NEW ZEALAND -- (0.2%)
     Other Securities......................             300,095            0.2%
                                                    -----------           -----

 NORWAY -- (0.8%)
     Other Securities......................           1,412,887            0.8%
                                                    -----------           -----

 PORTUGAL -- (0.0%)
     Other Securities......................              58,886            0.0%
                                                    -----------           -----

 SINGAPORE -- (0.9%)
     Other Securities......................           1,656,155            0.9%
                                                    -----------           -----

 SPAIN -- (2.8%)
     Banco Santander SA.................... 673,737   3,301,327            1.8%
     Iberdrola SA.......................... 117,748     801,327            0.5%
     Other Securities......................           1,150,315            0.6%
                                                    -----------           -----
 TOTAL SPAIN...............................           5,252,969            2.9%
                                                    -----------           -----

 SWEDEN -- (2.1%)
     Nordea Bank AB........................  86,205     905,939            0.5%
     Other Securities......................           3,016,908            1.7%
                                                    -----------           -----
 TOTAL SWEDEN..............................           3,922,847            2.2%
                                                    -----------           -----

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                        SHARES     VALUE++    OF NET ASSETS**
                                                        ------     -------    ---------------
SWITZERLAND -- (7.6%)
      ABB, Ltd........................................    95,921 $  1,978,890            1.1%
      Cie Financiere Richemont SA.....................    23,186    1,490,625            0.8%
      Novartis AG.....................................    20,736    1,471,584            0.8%
      Swiss Re AG.....................................    17,407    1,615,573            0.9%
      Zurich Insurance Group AG.......................     6,382    1,670,530            0.9%
      Other Securities................................              5,843,398            3.3%
                                                                 ------------          ------
TOTAL SWITZERLAND.....................................             14,070,600            7.8%
                                                                 ------------          ------

UNITED KINGDOM -- (17.4%)
      BP P.L.C. Sponsored ADR.........................   206,520    7,341,782            4.1%
*     Glencore P.L.C..................................   704,688    2,157,124            1.2%
#     HSBC Holdings P.L.C. Sponsored ADR..............   122,600    4,613,438            2.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.    90,385    4,502,077            2.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B.    63,145    3,303,115            1.8%
      Vodafone Group P.L.C............................ 1,463,266    4,018,603            2.2%
      Other Securities................................              6,382,544            3.6%
                                                                 ------------          ------
TOTAL UNITED KINGDOM..................................             32,318,683           18.0%
                                                                 ------------          ------
TOTAL COMMON STOCKS...................................            177,369,010           98.7%
                                                                 ------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................     8,753    1,206,825            0.7%
      Other Securities................................                421,526            0.2%
                                                                 ------------          ------
TOTAL GERMANY.........................................              1,628,351            0.9%
                                                                 ------------          ------
TOTAL PREFERRED STOCKS................................              1,628,351            0.9%
                                                                 ------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities................................                 37,719            0.0%
                                                                 ------------          ------

SWEDEN -- (0.0%)
      Other Securities................................                  5,522            0.0%
                                                                 ------------          ------
TOTAL RIGHTS/WARRANTS.................................                 43,241            0.0%
                                                                 ------------          ------
TOTAL INVESTMENT SECURITIES...........................            179,040,602
                                                                 ------------

                                                                   VALUE+
                                                          -        ------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund..................   539,416    6,242,125            3.5%
                                                                 ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $199,223,126)...............................             $185,282,727          103.1%
                                                                 ============          ======

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia................... $    46,644 $ 11,561,830   --    $ 11,608,474
    Austria.....................          --      252,522   --         252,522
    Belgium.....................          --    2,176,027   --       2,176,027
    Canada......................  14,316,798           --   --      14,316,798
    Denmark.....................          --    3,461,555   --       3,461,555
    Finland.....................          --    1,428,056   --       1,428,056
    France......................          --   16,903,958   --      16,903,958
    Germany.....................   1,058,023   12,545,067   --      13,603,090
    Hong Kong...................          --    4,587,360   --       4,587,360
    Ireland.....................     560,599      172,603   --         733,202
    Israel......................     161,087      750,849   --         911,936
    Italy.......................     156,060    1,321,624   --       1,477,684
    Japan.......................          --   41,338,987   --      41,338,987
    Netherlands.................   1,727,152    3,849,087   --       5,576,239
    New Zealand.................          --      300,095   --         300,095
    Norway......................          --    1,412,887   --       1,412,887
    Portugal....................          --       58,886   --          58,886
    Singapore...................          --    1,656,155   --       1,656,155
    Spain.......................          --    5,252,969   --       5,252,969
    Sweden......................     131,553    3,791,294   --       3,922,847
    Switzerland.................     528,905   13,541,695   --      14,070,600
    United Kingdom..............  22,414,963    9,903,720   --      32,318,683
  Preferred Stocks
    Germany.....................          --    1,628,351   --       1,628,351
  Rights/Warrants
    Spain.......................          --       37,719   --          37,719
    Sweden......................          --        5,522   --           5,522
  Securities Lending Collateral.          --    6,242,125   --       6,242,125
                                 ----------- ------------   --    ------------
  TOTAL......................... $41,101,784 $144,180,943   --    $185,282,727
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                            PERCENTAGE
                                      SHARES    VALUE++   OF NET ASSETS**
                                      ------    -------   ---------------
       COMMON STOCKS -- (91.4%)
       AUSTRALIA -- (6.3%)
       #   Alumina, Ltd.............. 201,027 $   241,610            0.2%
           Other Securities..........          10,113,994            6.6%
                                              -----------            ----
       TOTAL AUSTRALIA...............          10,355,604            6.8%
                                              -----------            ----

       AUSTRIA -- (1.3%)
           Other Securities..........           2,049,510            1.4%
                                              -----------            ----

       BELGIUM -- (1.6%)
           Ackermans & van Haaren NV.   1,790     248,452            0.2%
           Umicore SA................   6,669     405,356            0.3%
           Other Securities..........           2,013,591            1.3%
                                              -----------            ----
       TOTAL BELGIUM.................           2,667,399            1.8%
                                              -----------            ----

       CANADA -- (8.9%)
           Other Securities..........          14,507,023            9.6%
                                              -----------            ----

       CHINA -- (0.0%)
           Other Securities..........              61,926            0.0%
                                              -----------            ----

       DENMARK -- (1.7%)
       *   TDC A.S...................  44,378     244,678            0.2%
           Other Securities..........           2,465,756            1.6%
                                              -----------            ----
       TOTAL DENMARK.................           2,710,434            1.8%
                                              -----------            ----

       FINLAND -- (2.5%)
           Amer Sports Oyj...........   9,341     254,162            0.2%
           Elisa Oyj.................   9,007     303,457            0.2%
           Huhtamaki Oyj.............   7,365     297,237            0.2%
           Kesko Oyj Class B.........   4,716     234,338            0.2%
           Orion Oyj Class B.........   5,629     239,592            0.2%
           Other Securities..........           2,684,152            1.7%
                                              -----------            ----
       TOTAL FINLAND.................           4,012,938            2.7%
                                              -----------            ----

       FRANCE -- (4.5%)
           Arkema SA.................   4,332     410,770            0.3%
           Edenred...................  10,812     250,228            0.2%
           Rexel SA..................  19,882     275,748            0.2%
           Rubis SCA.................   2,611     238,100            0.2%
           Teleperformance...........   3,757     396,956            0.3%
           Other Securities..........           5,735,625            3.6%
                                              -----------            ----
       TOTAL FRANCE..................           7,307,427            4.8%
                                              -----------            ----

       GERMANY -- (5.6%)
           Freenet AG................   8,771     251,457            0.2%
           Lanxess AG................   6,091     390,583            0.3%
           LEG Immobilien AG.........   3,785     319,273            0.2%
           MTU Aero Engines AG.......   3,006     313,899            0.2%
           Osram Licht AG............   5,316     301,932            0.2%
       *   QIAGEN NV.................  10,092     246,825            0.2%
           Other Securities..........           7,266,589            4.7%
                                              -----------            ----
       TOTAL GERMANY.................           9,090,558            6.0%
                                              -----------            ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             PERCENTAGE
                                       SHARES    VALUE++   OF NET ASSETS**
                                       ------    -------   ---------------
      HONG KONG -- (2.9%)
          Other Securities............         $ 4,741,923            3.1%
                                               -----------           -----

      IRELAND -- (0.4%)
          Other Securities............             730,251            0.5%
                                               -----------           -----

      ISRAEL -- (0.6%)
          Other Securities............           1,051,272            0.7%
                                               -----------           -----

      ITALY -- (3.4%)
          Prysmian SpA................  12,247     304,554            0.2%
          Other Securities............           5,237,959            3.5%
                                               -----------           -----
      TOTAL ITALY.....................           5,542,513            3.7%
                                               -----------           -----

      JAPAN -- (21.9%)
          Other Securities............          35,800,069           23.7%
                                               -----------           -----

      NETHERLANDS -- (1.8%)
          Other Securities............           2,868,575            1.9%
                                               -----------           -----

      NEW ZEALAND -- (1.2%)
          Other Securities............           1,897,516            1.3%
                                               -----------           -----

      NORWAY -- (1.0%)
          Other Securities............           1,592,606            1.0%
                                               -----------           -----

      PORTUGAL -- (0.3%)
          Other Securities............             435,817            0.3%
                                               -----------           -----

      SINGAPORE -- (1.2%)
          Other Securities............           1,969,370            1.3%
                                               -----------           -----

      SPAIN -- (1.9%)
          Gamesa Corp. Tecnologica SA.  15,484     357,501            0.2%
          Other Securities............           2,767,718            1.9%
                                               -----------           -----
      TOTAL SPAIN.....................           3,125,219            2.1%
                                               -----------           -----

      SWEDEN -- (3.1%)
          Other Securities............           5,108,845            3.4%
                                               -----------           -----

      SWITZERLAND -- (4.6%)
          Baloise Holding AG..........   2,379     292,687            0.2%
          Clariant AG.................  15,144     250,776            0.2%
          Flughafen Zuerich AG........   1,310     240,809            0.2%
          Georg Fischer AG............     269     238,494            0.2%
          Helvetia Holding AG.........     478     248,686            0.2%
      #   Logitech International SA...  10,282     248,685            0.2%
          Other Securities............           5,945,660            3.7%
                                               -----------           -----
      TOTAL SWITZERLAND...............           7,465,797            4.9%
                                               -----------           -----

      UNITED KINGDOM -- (14.7%)
          Bellway P.L.C...............  16,246     470,130            0.3%
          Booker Group P.L.C.......... 106,110     232,727            0.2%
          DS Smith P.L.C..............  75,229     366,831            0.2%
          Electrocomponents P.L.C.....  60,780     276,894            0.2%
          Halma P.L.C.................  26,320     336,946            0.2%
          Hays P.L.C.................. 176,101     294,132            0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 UNITED KINGDOM -- (Continued)
       Hiscox, Ltd......................    18,950 $    236,629            0.2%
       Howden Joinery Group P.L.C.......    67,615      309,619            0.2%
       Inchcape P.L.C...................    29,062      231,064            0.2%
       John Wood Group P.L.C............    26,138      245,676            0.2%
       Melrose Industries P.L.C.........   126,503      261,064            0.2%
       Micro Focus International P.L.C..    10,337      270,680            0.2%
       Pennon Group P.L.C...............    28,152      287,312            0.2%
       Rentokil Initial P.L.C...........    94,387      263,276            0.2%
       Rightmove P.L.C..................     6,175      281,871            0.2%
       RPC Group P.L.C..................    33,960      393,817            0.3%
       Spectris P.L.C...................    13,654      341,876            0.2%
       Spirax-Sarco Engineering P.L.C...     4,752      256,223            0.2%
       Tate & Lyle P.L.C................    31,613      301,492            0.2%
 #*    Tullow Oil P.L.C.................    76,569      247,221            0.2%
       UBM P.L.C........................    26,254      230,509            0.2%
       Weir Group P.L.C. (The)..........    13,984      290,487            0.2%
       Other Securities.................             17,655,680           11.3%
                                                   ------------          ------
 TOTAL UNITED KINGDOM...................             24,082,156           15.9%
                                                   ------------          ------

 UNITED STATES -- (0.0%)
       Other Securities.................                 71,758            0.0%
                                                   ------------          ------
 TOTAL COMMON STOCKS....................            149,246,506           98.7%
                                                   ------------          ------

 PREFERRED STOCKS -- (0.3%)
 GERMANY -- (0.3%)
       Other Securities.................                539,199            0.4%
                                                   ------------          ------

 UNITED KINGDOM -- (0.0%)
       Other Securities.................                    396            0.0%
                                                   ------------          ------
 TOTAL PREFERRED STOCKS.................                539,595            0.4%
                                                   ------------          ------

 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
       Other Securities.................                  1,153            0.0%
                                                   ------------          ------

 SPAIN -- (0.0%)
       Other Securities.................                    600            0.0%
                                                   ------------          ------

 UNITED KINGDOM -- (0.0%)
       Other Securities.................                 33,790            0.0%
                                                   ------------          ------
 TOTAL RIGHTS/WARRANTS..................                 35,543            0.0%
                                                   ------------          ------
 TOTAL INVESTMENT SECURITIES............            149,821,644
                                                   ------------

                                            -        VALUE+
                                                     ------
 SECURITIES LENDING COLLATERAL -- (8.3%)
 (S)@  DFA Short Term Investment Fund... 1,166,019   13,493,176            8.9%
                                                   ------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $161,706,457)................             $163,314,820          108.0%
                                                   ============          ======

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
    Australia...................          -- $ 10,355,604   --    $ 10,355,604
    Austria.....................          --    2,049,510   --       2,049,510
    Belgium.....................          --    2,667,399   --       2,667,399
    Canada...................... $14,506,944           79   --      14,507,023
    China.......................          --       61,926   --          61,926
    Denmark.....................          --    2,710,434   --       2,710,434
    Finland.....................          --    4,012,938   --       4,012,938
    France......................          --    7,307,427   --       7,307,427
    Germany.....................      39,874    9,050,684   --       9,090,558
    Hong Kong...................      18,509    4,723,414   --       4,741,923
    Ireland.....................          --      730,251   --         730,251
    Israel......................      20,727    1,030,545   --       1,051,272
    Italy.......................          --    5,542,513   --       5,542,513
    Japan.......................      85,149   35,714,920   --      35,800,069
    Netherlands.................          --    2,868,575   --       2,868,575
    New Zealand.................      24,542    1,872,974   --       1,897,516
    Norway......................          --    1,592,606   --       1,592,606
    Portugal....................          --      435,817   --         435,817
    Singapore...................          --    1,969,370   --       1,969,370
    Spain.......................          --    3,125,219   --       3,125,219
    Sweden......................          --    5,108,845   --       5,108,845
    Switzerland.................          --    7,465,797   --       7,465,797
    United Kingdom..............          --   24,082,156   --      24,082,156
    United States...............      55,846       15,912   --          71,758
  Preferred Stocks
    Germany.....................          --      539,199   --         539,199
    United Kingdom..............          --          396   --             396
  Rights/Warrants
    Australia...................          --        1,153   --           1,153
    Spain.......................          --          600   --             600
    United Kingdom..............          --       33,790   --          33,790
  Securities Lending Collateral.          --   13,493,176   --      13,493,176
                                 ----------- ------------   --    ------------
  TOTAL......................... $14,751,591 $148,563,229   --    $163,314,820
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
AGENCY OBLIGATIONS -- (6.4%)
Federal Home Loan Bank
       5.000%, 11/17/17............................. $  510 $   532,692
       1.375%, 03/09/18.............................  1,500   1,511,221
       1.250%, 06/08/18.............................    750     754,210
       0.625%, 08/07/18.............................    500     497,974
       0.875%, 10/01/18.............................  1,300   1,298,851
Federal Home Loan Mortgage Corporation
       5.125%, 11/17/17.............................  1,425   1,489,758
       1.000%, 12/15/17.............................    900     902,695
       0.750%, 04/09/18.............................  2,000   1,997,788
       0.875%, 10/12/18.............................    500     499,490
Federal National Mortgage Association
       0.875%, 12/20/17.............................    780     781,127
       0.875%, 02/08/18.............................    500     500,542
       1.875%, 09/18/18.............................  1,000   1,017,897
       1.125%, 10/19/18.............................    700     702,696
                                                            -----------
TOTAL AGENCY OBLIGATIONS............................         12,486,941
                                                            -----------

BONDS -- (91.5%)
3M Co.
       1.000%, 06/26/17.............................  1,000   1,001,452
Alberta, Province of Canada
       1.000%, 06/21/17.............................  1,332   1,331,768
ANZ New Zealand International Ltd.
       1.400%, 04/27/17.............................    900     900,825
Apple, Inc.
#      1.050%, 05/05/17.............................    500     500,704
       0.900%, 05/12/17.............................  2,800   2,801,336
       1.000%, 05/03/18.............................  1,400   1,398,151
Asian Development Bank
       5.250%, 06/12/17.............................  1,500   1,539,603
       0.875%, 04/26/18.............................    500     499,054
Australia & New Zealand Banking Group, Ltd.
       1.250%, 01/10/17.............................  1,500   1,501,005
       1.875%, 10/06/17.............................    400     402,397
Australia & New Zealand Banking Group, Ltd.
 Floating Rate Note
(r)##  1.256%, 01/10/17.............................  1,800   1,800,817
(r)    1.256%, 01/10/17.............................  1,000   1,000,454
Bank Nederlandse Gemeenten NV
       0.875%, 02/21/17.............................  1,896   1,895,431
       1.375%, 09/27/17.............................    250     250,782
##     1.000%, 02/12/18.............................    200     199,757
       1.375%, 03/19/18.............................    500     501,826
##     1.125%, 05/25/18.............................    500     499,859
##     1.000%, 09/20/18.............................    500     498,286
Bank of Montreal
       1.144%, 06/16/17.............................  1,000   1,000,355
       1.400%, 09/11/17.............................  1,200   1,201,483
       1.400%, 04/10/18.............................    500     500,280

                                                    FACE
                                                   AMOUNT   VALUE+
                                                   ------   ------
                                                   (000)
Bank of Montreal Floating Rate Note
(r)  1.131%, 07/14/17............................. $  300 $  300,074
(r)  1.322%, 09/01/17.............................  1,300  1,301,815
(r)  1.476%, 04/09/18.............................  1,000  1,001,990
Bank of Nova Scotia (The)
     1.065%, 12/05/16.............................    700    700,372
     1.300%, 07/21/17.............................  1,623  1,623,273
Bank of Nova Scotia (The) Floating Rate Note
(r)  1.186%, 04/11/17.............................  2,010  2,011,182
Berkshire Hathaway Finance Corp
     1.450%, 03/07/18.............................  2,375  2,386,808
     1.600%, 05/15/17.............................    500    502,200
Berkshire Hathaway Finance Corp. Floating Rate
 Note
(r)  1.174%, 01/12/18.............................  2,000  2,005,958
(r)  1.383%, 03/07/18.............................    500    501,973
Caisse des Depots et Consignations
     0.875%, 11/07/16.............................  1,200  1,199,964
Chevron Corp.
     1.344%, 11/09/17.............................  4,100  4,108,487
     1.365%, 03/02/18.............................    200    200,325
Chevron Corp. Floating Rate Note
(r)  0.911%, 02/22/17.............................  1,300  1,300,494
Cisco Systems, Inc.
     3.150%, 03/14/17.............................    500    504,307
     1.400%, 02/28/18.............................  1,400  1,405,272
     1.650%, 06/15/18.............................    800    805,622
Coca-Cola Co. (The)
     0.875%, 10/27/17.............................    600    599,471
Commonwealth Bank of Australia
     1.900%, 09/18/17.............................  3,000  3,015,690
##   1.375%, 09/06/18.............................    700    697,731
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.700%, 03/19/18.............................    800    802,702
Development Bank of Japan, Inc.
     5.125%, 02/01/17.............................    500    505,037
     5.125%, 02/01/17.............................  1,000  1,010,071
     1.500%, 03/13/17.............................    500    499,945
Erste Abwicklungsanstalt
     1.000%, 02/27/17.............................  3,400  3,399,371
     1.000%, 10/13/17.............................  2,000  1,997,962
European Bank for Reconstruction & Development
     1.000%, 02/16/17.............................  1,157  1,157,883
European Investment Bank
     1.750%, 03/15/17.............................  2,000  2,006,422
     5.125%, 05/30/17.............................    500    511,993
     1.000%, 08/17/17.............................    400    400,130
     1.125%, 09/15/17.............................    500    500,644
     1.000%, 12/15/17.............................  1,500  1,500,165
     1.000%, 03/15/18.............................    500    499,749

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT   VALUE+
                                                   ------   ------
                                                   (000)
Export Development Canada
     0.625%, 04/27/17............................. $  500 $  499,275
     0.750%, 12/15/17                                 750    748,015
Exxon Mobil Corp.
     0.921%, 03/15/17.............................  1,000  1,000,737
     1.439%, 03/01/18.............................  2,100  2,107,495
Exxon Mobil Corp. Floating Rate Note
(r)  1.429%, 02/28/18.............................  2,411  2,427,728
(r)  0.892%, 03/01/18.............................    200    199,839
FMS Wertmanagement AoeR
     0.625%, 01/30/17.............................  1,000    999,437
     1.125%, 09/05/17.............................  2,900  2,903,030
General Electric Co.
     5.250%, 12/06/17.............................  2,400  2,508,031
     1.625%, 04/02/18.............................    700    703,139
     5.625%, 05/01/18.............................  2,197  2,342,384
Inter-American Development Bank
     1.250%, 01/16/18.............................    270    271,137
International Bank for Reconstruction &
 Development
     0.625%, 05/02/17.............................  1,000    998,790
International Business Machines Corp.
     5.700%, 09/14/17.............................  1,667  1,733,863
Japan Bank for International Cooperation
     1.125%, 07/19/17.............................  2,000  1,996,420
Japan Finance Organization for Municipalities
     1.500%, 09/12/17.............................  1,000  1,000,829
KFW
     0.875%, 09/05/17.............................  1,000    999,453
     2.375%, 12/22/17.............................    200    203,106
     1.000%, 09/07/18.............................  3,700  3,694,243
Kommunalbanken A.S.
     1.375%, 06/08/17.............................    500    501,153
###  1.000%, 03/15/18.............................    200    199,692
     1.125%, 05/23/18.............................    500    499,897
Kommunekredit
     1.125%, 01/16/18.............................  1,500  1,501,200
Kommuninvest I Sverige AB
     1.625%, 02/13/17.............................  1,000  1,001,806
     1.000%, 04/11/17.............................  1,000  1,000,212
     1.000%, 10/24/17.............................  2,000  1,999,020
Landeskreditbank Baden- Wuerttemberg Foerderbank
     0.875%, 03/20/17.............................  1,000    999,880
     0.875%, 04/10/17.............................  1,400  1,399,373
     1.625%, 04/25/17.............................  1,137  1,140,450
Landwirtschaftliche Rentenbank
     0.875%, 09/12/17.............................    500    499,818
Merck & Co., Inc. Floating Rate Note
(r)  0.932%, 02/10/17.............................  1,600  1,600,480
Municipality Finance P.L.C.
     1.125%, 04/17/18.............................  1,300  1,300,131
##   1.250%, 09/10/18.............................  1,000  1,001,403
     1.250%, 09/10/18.............................  1,100  1,101,543

                                                      FACE
                                                     AMOUNT   VALUE+
                                                     ------   ------
                                                     (000)
National Australia Bank, Ltd.
       1.250%, 03/17/17............................. $1,000 $1,000,252
       1.300%, 06/30/17.............................    394    394,272
       1.875%, 07/23/18.............................    465    467,854
National Australia Bank, Ltd. Floating Rate Note
(r)##  1.227%, 03/17/17.............................  1,000  1,000,195
(r)##  1.522%, 07/23/18.............................  1,300  1,303,978
Nederlandse Waterschapsbank NV
       1.250%, 01/16/18.............................    500    500,660
##     1.500%, 04/16/18.............................  1,000  1,004,886
       1.500%, 04/16/18.............................  1,000  1,004,886
       0.875%, 07/13/18.............................  1,000    994,986
Nestle Holdings, Inc.
       1.375%, 06/21/17.............................  2,008  2,011,540
Nordea Bank AB
       3.125%, 03/20/17.............................  1,570  1,582,824
##     3.125%, 03/20/17.............................    200    201,634
Nordea Bank Finland P.L.C.
       1.097%, 02/13/17.............................  2,500  2,502,647
       1.271%, 08/18/17.............................  1,000  1,001,306
Nordic Investment Bank
       1.125%, 03/19/18.............................  2,000  2,003,160
NRW Bank
       1.000%, 05/22/17.............................    500    500,060
Oesterreichische Kontrollbank AG
       0.750%, 05/19/17.............................  2,000  1,998,134
       1.125%, 05/29/18.............................    200    200,063
Ontario, Province of Canada
       1.100%, 10/25/17.............................  4,080  4,081,710
       3.150%, 12/15/17.............................    404    413,261
       1.200%, 02/14/18.............................    500    500,498
       3.000%, 07/16/18.............................    500    515,298
Oracle Corp. Floating Rate Note
(r)    1.068%, 07/07/17.............................  1,000  1,000,906
Pfizer, Inc.
       1.100%, 05/15/17.............................    800    801,022
       1.200%, 06/01/18.............................  2,000  2,001,282
Royal Bank of Canada
       1.400%, 10/13/17.............................  1,000  1,001,850
#      1.500%, 01/16/18.............................  1,000  1,001,743
       1.500%, 06/07/18.............................  1,400  1,402,904
       2.200%, 07/27/18.............................    500    506,283
       1.286%, 10/31/18.............................  1,000    999,606
Sanofi
       1.250%, 04/10/18.............................  1,000  1,001,567
Shell International Finance BV
       1.125%, 08/21/17.............................  1,500  1,500,888
       1.250%, 11/10/17.............................  1,900  1,902,660
       1.900%, 08/10/18.............................  1,500  1,514,935
State of North Rhine-Westphalia
       1.125%, 11/21/17.............................  2,000  1,999,724
       1.250%, 02/20/18.............................    200    200,153
       1.375%, 07/16/18.............................    500    501,701
Statoil ASA
       3.125%, 08/17/17.............................  1,660  1,685,614
       1.150%, 05/15/18.............................  1,500  1,495,497

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT   VALUE+
                                                   ------   ------
                                                   (000)
Svensk Exportkredit AB
     5.125%, 03/01/17............................. $1,961 $1,987,715
     1.125%, 04/05/18.............................  3,300  3,300,957
Svenska Handelsbanken AB
     2.875%, 04/04/17.............................    600    604,644
Toronto-Dominion Bank (The)
     1.625%, 03/13/18.............................  3,100  3,113,237
     1.450%, 09/06/18.............................    600    599,930
     2.625%, 09/10/18.............................    500    510,798
Toronto-Dominion Bank (The) Floating Rate Note
(r)  1.124%, 01/06/17.............................  1,000  1,000,415
(r)  1.437%, 04/30/18.............................    500    501,302
Total Capital International SA
     1.500%, 02/17/17.............................  1,225  1,226,753
     1.550%, 06/28/17.............................    300    300,696
Total Capital SA
     2.125%, 08/10/18.............................  1,000  1,011,951
Toyota Motor Credit Corp.
     1.125%, 05/16/17.............................    650    650,533
     1.750%, 05/22/17.............................  1,000  1,003,863
     1.200%, 04/06/18.............................    373    372,579
Toyota Motor Credit Corp. Floating Rate Note
(r)  1.244%, 04/06/18.............................  2,111  2,114,641
(r)  1.338%, 07/13/18.............................  1,500  1,505,178
Wal-Mart Stores, Inc.
     1.125%, 04/11/18.............................  1,750  1,751,428
Westpac Banking Corp.
     1.200%, 05/19/17.............................    400    400,262
     1.500%, 12/01/17.............................  1,500  1,502,407
     1.600%, 01/12/18.............................    475    475,955
     2.250%, 07/30/18.............................    300    303,762

                                                       FACE
                                                      AMOUNT      VALUE+
                                                      ------      ------
                                                      (000)
Westpac Banking Corp. Floating Rate Note
(r)   1.212%, 12/01/17............................. $    2,898 $  2,898,878
                                                               ------------
TOTAL BONDS........................................             178,114,039
                                                               ------------

U.S. TREASURY OBLIGATIONS -- (0.1%)
U.S. Treasury Notes
      0.750%, 12/31/17.............................        300      300,011
                                                               ------------
TOTAL INVESTMENT SECURITIES........................             190,900,991
                                                               ------------

COMMERCIAL PAPER -- (0.4%)
N V BK NEDERLANDSE GEMEENTEN
##    0.710%, 11/16/16.............................        500      499,883
Nordea Bank Finland NY
      1.610%, 05/02/18.............................        300      300,974
                                                               ------------
TOTAL COMMERCIAL PAPER.............................                 800,857
                                                               ------------

                                                      SHARES
                                                      ------        -
TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government
       Money Market Fund, 0.260%...................  2,412,878    2,412,878
                                                               ------------

SECURITIES LENDING COLLATERAL -- (0.4%)
(S)@  DFA Short Term Investment Fund...............     52,975      613,028
                                                               ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $194,672,840)..............................             $194,727,754
                                                               ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                  LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ---------- ------------ ------- ------------
  Agency Obligations............         -- $ 12,486,941   --    $ 12,486,941
  Bonds.........................         --  178,114,039   --     178,114,039
  U.S. Treasury Obligations.....         --      300,011   --         300,011
  Commercial Paper..............         --      800,857   --         800,857
  Temporary Cash Investments.... $2,412,878           --   --       2,412,878
  Securities Lending Collateral.         --      613,028   --         613,028
                                 ---------- ------------   --    ------------
  TOTAL......................... $2,412,878 $192,314,876   --    $194,727,754
                                 ========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (100.0%)
AUSTRALIA -- (8.2%)
Australia & New Zealand Banking Group, Ltd.
    2.250%, 06/13/19.............................   3,838 $ 3,887,982
    2.700%, 11/16/20.............................   1,000   1,028,897
Commonwealth Bank of Australia
    2.250%, 03/13/19.............................     750     759,991
    2.300%, 09/06/19.............................     500     507,512
    2.300%, 03/12/20.............................     500     506,182
    2.400%, 11/02/20.............................   3,000   3,044,640
National Australia Bank, Ltd.
    2.250%, 07/01/19.............................     500     506,672
##  2.400%, 12/09/19.............................   1,500   1,523,607
    2.625%, 07/23/20.............................   3,050   3,125,149
Westpac Banking Corp.
    2.250%, 01/17/19.............................   4,800   4,863,427
    2.300%, 05/26/20.............................   2,000   2,026,876
                                                          -----------
TOTAL AUSTRALIA..................................          21,780,935
                                                          -----------

AUSTRIA -- (1.0%)
Oesterreichische Kontrollbank AG
    1.500%, 10/21/20.............................     939     939,825
    1.875%, 01/20/21.............................   1,700   1,720,113
                                                          -----------
TOTAL AUSTRIA....................................           2,659,938
                                                          -----------

BELGIUM -- (0.8%)
Dexia Credit Local SA
    2.250%, 01/30/19.............................   2,000   2,026,578
                                                          -----------

CANADA -- (16.3%)
Alberta, Province of Canada
##  1.750%, 08/26/20.............................   4,000   4,033,328
Bank of Nova Scotia (The)
    2.050%, 06/05/19.............................   1,833   1,849,306
    2.350%, 10/21/20.............................   3,652   3,705,874
    2.450%, 03/22/21.............................   1,667   1,697,396
Province of Manitoba Canada
    2.050%, 11/30/20.............................   6,800   6,933,192
Province of Ontario Canada
    4.000%, 10/07/19.............................   1,600   1,716,592
    4.400%, 04/14/20.............................   2,500   2,742,827
    1.875%, 05/21/20.............................   2,500   2,531,143
Province of Quebec Canada
    3.500%, 07/29/20.............................   6,500   6,965,926
Royal Bank of Canada
    2.150%, 03/06/20.............................   2,594   2,622,957
    2.350%, 10/30/20.............................   1,369   1,390,719
    2.500%, 01/19/21.............................   1,500   1,538,744
Toronto-Dominion Bank (The)
    2.500%, 12/14/20.............................   2,800   2,865,290
    2.125%, 04/07/21.............................   1,780   1,792,683
    1.800%, 07/13/21.............................   1,000     993,834
                                                          -----------
TOTAL CANADA.....................................          43,379,811
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
DENMARK -- (2.9%)
Nordea Bank AB
    2.375%, 04/04/19.............................   2,000 $ 2,031,552
##  2.500%, 09/17/20.............................   3,500   3,567,238
##  2.250%, 05/27/21.............................   2,000   2,016,124
                                                          -----------
TOTAL DENMARK....................................           7,614,914
                                                          -----------

FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.500%, 03/23/20.............................   1,000   1,000,942
                                                          -----------

FRANCE -- (4.2%)
Agence Francaise de Developpement
    1.625%, 01/21/20.............................   7,600   7,618,369
Caisse d'Amortissement de la Dette Sociale
    2.000%, 03/22/21.............................   1,400   1,420,015
Total Capital SA
    4.450%, 06/24/20.............................   2,000   2,182,412
                                                          -----------
TOTAL FRANCE.....................................          11,220,796
                                                          -----------

GERMANY -- (3.8%)
KFW
    1.500%, 04/20/20.............................   4,500   4,521,190
    2.750%, 09/08/20.............................   2,500   2,626,458
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,000   3,009,990
                                                          -----------
TOTAL GERMANY....................................          10,157,638
                                                          -----------

JAPAN -- (2.4%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.............................   1,000     999,328
Japan Finance Organization for Municipalities
    2.125%, 03/06/19.............................     700     705,664
Toyota Motor Credit Corp.
    2.125%, 07/18/19.............................   1,750   1,778,767
    2.150%, 03/12/20.............................   1,300   1,320,684
    1.900%, 04/08/21.............................   1,524   1,529,947
                                                          -----------
TOTAL JAPAN......................................           6,334,390
                                                          -----------

NETHERLANDS -- (5.8%)
Bank Nederlandse Gemeenten NV
    1.750%, 03/24/20.............................   3,400   3,434,680
    1.625%, 04/19/21.............................   1,300   1,299,718
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................   2,335   2,365,684
    2.500%, 01/19/21.............................   2,200   2,246,053
Shell International Finance BV
    2.000%, 11/15/18.............................     800     810,092
    4.300%, 09/22/19.............................     500     536,832
    4.375%, 03/25/20.............................     485     526,060

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^    VALUE+
                                                   -------    ------
                                                    (000)
NETHERLANDS -- (Continued)
    2.125%, 05/11/20.............................     2,200 $ 2,219,105
    2.250%, 11/10/20.............................     2,000   2,026,508
                                                            -----------
TOTAL NETHERLANDS................................            15,464,732
                                                            -----------

NORWAY -- (2.0%)
Statoil ASA
    2.250%, 11/08/19.............................     3,650   3,714,057
    2.900%, 11/08/20.............................     1,500   1,561,794
                                                            -----------
TOTAL NORWAY.....................................             5,275,851
                                                            -----------

SINGAPORE -- (1.1%)
Singapore Government Bond
    2.250%, 06/01/21............................. SGD 2,000   1,497,790
    1.250%, 10/01/21............................. SGD 2,000   1,431,073
                                                            -----------
TOTAL SINGAPORE..................................             2,928,863
                                                            -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.1%)
Asian Development Bank
    1.625%, 03/16/21.............................       333     335,270
Council Of Europe Development Bank
    1.625%, 03/16/21.............................     1,000   1,003,103
EUROFIMA
    1.750%, 05/29/20.............................     5,500   5,553,278
European Investment Bank
    1.625%, 03/16/20.............................     3,000   3,028,945
    2.875%, 09/15/20.............................       500     526,883
    1.625%, 12/15/20.............................     2,500   2,517,830
    2.000%, 03/15/21.............................     1,500   1,530,090
Inter-American Development Bank
    1.875%, 06/16/20.............................     2,700   2,746,308
International Bank for Reconstruction & Development
    2.125%, 11/01/20.............................     1,510   1,552,591
                                                            -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....            18,794,298
                                                            -----------

SWEDEN -- (5.7%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................     2,250   2,290,230
Svensk Exportkredit AB
    1.750%, 08/28/20.............................     3,300   3,327,664
    1.750%, 03/10/21.............................     3,000   3,023,184
Svenska Handelsbanken AB
    2.500%, 01/25/19.............................     1,000   1,020,127
    2.250%, 06/17/19.............................     2,750   2,790,879
##  5.125%, 03/30/20.............................     2,000   2,208,222
    2.400%, 10/01/20.............................       500     508,431
                                                            -----------
TOTAL SWEDEN.....................................            15,168,737
                                                            -----------

SWITZERLAND -- (0.8%)
Novartis Capital Corp.
    4.400%, 04/24/20.............................     2,000   2,184,094
                                                            -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (37.5%)
3M Co.
    2.000%, 08/07/20.............................  $3,500 $3,576,352
Alphabet, Inc.
    3.625%, 05/19/21.............................   1,000  1,091,663
Apple, Inc.
    1.550%, 02/07/20.............................   1,700  1,704,247
    2.000%, 05/06/20.............................   1,000  1,015,652
    2.250%, 02/23/21.............................   3,891  3,962,843
    2.850%, 05/06/21.............................     500    522,105
Automatic Data Processing, Inc.
    2.250%, 09/15/20.............................   6,739  6,911,357
Berkshire Hathaway Finance Corp.
    2.900%, 10/15/20.............................     654    681,008
Berkshire Hathaway, Inc.
    2.200%, 03/15/21.............................   5,310  5,426,793
Chevron Corp.
    2.193%, 11/15/19.............................   1,500  1,529,408
    1.961%, 03/03/20.............................   4,800  4,853,141
    2.427%, 06/24/20.............................     500    512,494
    2.419%, 11/17/20.............................     700    715,383
Cisco Systems, Inc.
    4.450%, 01/15/20.............................   1,263  1,374,306
    2.450%, 06/15/20.............................   4,201  4,311,944
    2.200%, 02/28/21.............................   1,500  1,525,806
Coca-Cola Co. (The)
    1.875%, 10/27/20.............................   6,000  6,063,462
    3.150%, 11/15/20.............................     630    668,892
Exxon Mobil Corp.
    1.819%, 03/15/19.............................   1,800  1,820,074
    1.912%, 03/06/20.............................   3,000  3,035,826
    2.222%, 03/01/21.............................   3,000  3,044,490
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20.............................   7,600  7,754,804
International Business Machines Corp.
    1.625%, 05/15/20.............................   2,000  2,004,138
    2.250%, 02/19/21.............................   4,500  4,594,981
Johnson & Johnson
    2.950%, 09/01/20.............................   2,500  2,634,932
    1.650%, 03/01/21.............................   1,400  1,409,078
Merck & Co., Inc.
    1.850%, 02/10/20.............................   6,904  6,980,586
Microsoft Corp.
    1.850%, 02/12/20.............................   4,800  4,854,998
    2.000%, 11/03/20.............................   1,000  1,014,398
    1.550%, 08/08/21.............................   1,500  1,484,976
Oracle Corp.
    1.900%, 09/15/21.............................     500    498,451
Pfizer, Inc.
    1.950%, 06/03/21.............................   5,000  5,023,400
Procter & Gamble Co. (The)
    1.850%, 02/02/21.............................   2,307  2,330,220
U.S. Bank NA
    2.125%, 10/28/19.............................   1,500  1,525,286

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Wal-Mart Stores, Inc.
    3.625%, 07/08/20.............................  $2,200 $  2,363,603
    4.250%, 04/15/21.............................     800      888,078
                                                          ------------
TOTAL UNITED STATES..............................           99,709,175
                                                          ------------
TOTAL BONDS......................................          265,701,692
                                                          ------------
TOTAL INVESTMENT SECURITIES......................          265,701,692
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $263,644,123)............................          $265,701,692
                                                          ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          -----------------------------------------
                                          LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                          ------- ------------ ------- ------------
Bonds
  Australia..............................   --    $ 21,780,935   --    $ 21,780,935
  Austria................................   --       2,659,938   --       2,659,938
  Belgium................................   --       2,026,578   --       2,026,578
  Canada.................................   --      43,379,811   --      43,379,811
  Denmark................................   --       7,614,914   --       7,614,914
  Finland................................   --       1,000,942   --       1,000,942
  France.................................   --      11,220,796   --      11,220,796
  Germany................................   --      10,157,638   --      10,157,638
  Japan..................................   --       6,334,390   --       6,334,390
  Netherlands............................   --      15,464,732   --      15,464,732
  Norway.................................   --       5,275,851   --       5,275,851
  Singapore..............................   --       2,928,863   --       2,928,863
  Supranational Organization Obligations.   --      18,794,298   --      18,794,298
  Sweden.................................   --      15,168,737   --      15,168,737
  Switzerland............................   --       2,184,094   --       2,184,094
  United States..........................   --      99,709,175   --      99,709,175
Forward Currency Contracts**.............   --          63,857   --          63,857
                                            --    ------------   --    ------------
TOTAL....................................   --    $265,765,549   --    $265,765,549
                                            ==    ============   ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                 VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                        FACE
                                                                      AMOUNT^^^   VALUE+
                                                                      --------- -----------
                                                                        (000)
U.S. TREASURY OBLIGATIONS -- (99.6%)
Treasury Inflation Protected Security
  0.625%, 07/15/21................................................... $     48  $    50,440
  0.125%, 01/15/22...................................................    5,224    5,326,851
  0.125%, 07/15/22...................................................    6,069    6,207,869
  0.125%, 01/15/23...................................................    7,153    7,255,890
  0.375%, 07/15/23...................................................    5,992    6,195,082
  0.625%, 01/15/24...................................................    7,773    8,121,148
  0.125%, 07/15/24...................................................    7,405    7,480,640
  0.250%, 01/15/25...................................................    7,311    7,408,952
  2.375%, 01/15/25...................................................    5,047    5,976,146
  0.375%, 07/15/25...................................................    5,982    6,140,871
  0.625%, 01/15/26...................................................    5,169    5,396,188
  2.000%, 01/15/26...................................................    3,343    3,897,565
  2.375%, 01/15/27...................................................    3,493    4,247,299
  1.750%, 01/15/28...................................................    3,139    3,642,563
  3.625%, 04/15/28...................................................    2,892    3,953,074
  2.500%, 01/15/29...................................................    2,580    3,241,671
  3.875%, 04/15/29...................................................    2,696    3,841,075
  3.375%, 04/15/32...................................................    1,113    1,613,632
                                                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS......................................            89,996,956
                                                                                -----------
TOTAL INVESTMENT SECURITIES..........................................            89,996,956
                                                                                -----------

                                                                       SHARES
                                                                      ---------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market Fund, 0.260%.  316,200      316,200
                                                                                -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $89,291,593)..................................................           $90,313,156
                                                                                ===========

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                    -------- ----------- ------- -----------
U.S. Treasury Obligations..........       -- $89,996,956   --    $89,996,956
Temporary Cash Investments......... $316,200          --   --        316,200
                                    -------- -----------   --    -----------
TOTAL.............................. $316,200 $89,996,956   --    $90,313,156
                                    ======== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                        SHARES      VALUE+
                                                                       --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 2,022,195 $ 34,761,526
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,404,359   16,262,476
Investment in VA Global Bond Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,322,308   14,545,388
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 1,494,556   14,542,029
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................................   690,346   12,426,228
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................   583,650    5,830,661
Investment in VA Short-Term Fixed Portfolio of
  DFA Investment Dimensions Group Inc.................................   568,278    5,824,853
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................   309,480    5,694,423
Investment in VA U.S. Large Value Portfolio of
  DFA Investment Dimensions Group Inc.................................   112,235    2,494,989
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    54,847    1,882,361
Investment in VA International Value Portfolio of
  DFA Investment Dimensions Group Inc.................................   165,376    1,832,367
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $111,660,016)..............................................            116,097,301
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $154,886).....................................................   154,886      154,886
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $111,814,902)..............................................           $116,252,187
                                                                                 ============

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $116,097,301   --      --    $116,097,301
   Temporary Cash Investments......      154,886   --      --         154,886
                                    ------------   --      --    ------------
   TOTAL........................... $116,252,187   --      --    $116,252,187
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             VA U.S.                             VA               VA
                                                          TARGETED VALUE  VA U.S. LARGE    INTERNATIONAL    INTERNATIONAL
                                                            PORTFOLIO*   VALUE PORTFOLIO* VALUE PORTFOLIO* SMALL PORTFOLIO*
                                                          -------------- ---------------- ---------------- ----------------
ASSETS:
Investments at Value (including $67,068, $24,196,
 $6,719 and $13,421 of securities on loan,
 respectively)...........................................  $    245,218    $    269,401     $    179,041     $    149,822
Temporary Cash Investments at Value & Cost...............         1,484           1,320               --               --
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $59,262, $17,013, $6,241
 and $13,491)............................................        59,269          17,015            6,242           13,493
Foreign Currencies at Value..............................            --              --              389              459
Cash.....................................................            --              --               --              564
Receivables:
  Investment Securities Sold.............................         1,167             452               --              165
  Dividends, Interest and Tax Reclaims...................            78             288              656              402
  Securities Lending Income..............................            17               3               15               29
  Fund Shares Sold.......................................           103             248              156              170
                                                           ------------    ------------     ------------     ------------
     Total Assets........................................       307,336         288,727          186,499          165,104
                                                           ------------    ------------     ------------     ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................        59,261          17,013            6,241           13,491
  Investment Securities Purchased........................           795           1,317               --              237
  Fund Shares Redeemed...................................            80              69               50               67
  Due to Advisor.........................................            71              57               60               65
  Line of Credit.........................................            --              --              338               --
Unrealized Loss on Foreign Currency Contracts............            --              --               --                1
Accrued Expenses and Other Liabilities...................            26              26               42               34
                                                           ------------    ------------     ------------     ------------
     Total Liabilities...................................        60,233          18,482            6,731           13,895
                                                           ------------    ------------     ------------     ------------
NET ASSETS...............................................  $    247,103    $    270,245     $    179,768     $    151,209
                                                           ============    ============     ============     ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................    14,345,583      12,159,508       16,218,554       12,976,673
                                                           ============    ============     ============     ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE..............................  $      17.23    $      22.22     $      11.08     $      11.65
                                                           ============    ============     ============     ============
Investments at Cost......................................  $    234,312    $    215,629     $    192,982     $    148,216
                                                           ============    ============     ============     ============
Foreign Currencies at Cost...............................  $         --    $         --     $        390     $        459
                                                           ============    ============     ============     ============
NET ASSETS CONSIST OF:
Paid-In Capital..........................................  $    224,703    $    210,227     $    199,351     $    145,972
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................         1,944           4,397            5,031            2,439
Accumulated Net Realized Gain (Loss).....................         9,543           1,847          (10,651)           1,204
Net Unrealized Foreign Exchange Gain (Loss)..............            --              --              (22)             (14)
Net Unrealized Appreciation (Depreciation)...............        10,913          53,774          (13,941)           1,608
                                                           ------------    ------------     ------------     ------------
NET ASSETS...............................................  $    247,103    $    270,245     $    179,768     $    151,209
                                                           ============    ============     ============     ============
(1) NUMBER OF SHARES AUTHORIZED..........................   100,000,000     100,000,000      100,000,000      100,000,000
                                                           ============    ============     ============     ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                            DFA VA
                                                                                          VIT INFLATION-    GLOBAL
                                                              VA SHORT-                     PROTECTED      MODERATE
                                                              TERM FIXED     VA GLOBAL      SECURITIES    ALLOCATION
                                                              PORTFOLIO    BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                             ------------  -------------- -------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....           --             --             --  $    116,097
Investments at Value (including $600, $0, $0 and $0 of
 securities on loan, respectively).......................... $    191,702   $    265,702   $     89,997            --
Temporary Cash Investments at Value & Cost..................        2,413             --            316           155
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $613, $0, $0 and $0)..............          613             --             --            --
Foreign Currencies at Value.................................           --              1             --            --
Cash........................................................           --          1,426             --            --
Receivables:
  Interest..................................................          752          1,545            179            --
  Fund Shares Sold..........................................          108            844          3,230            73
Unrealized Gain on Forward Currency Contracts...............           --             64             --            --
                                                             ------------   ------------   ------------  ------------
     Total Assets...........................................      195,588        269,582         93,722       116,325
                                                             ------------   ------------   ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................          613             --             --            --
  Investment Securities Purchased...........................        2,004            527             --            97
  Fund Shares Redeemed......................................           40            252             --             2
  Due to Advisor............................................           41             49             10             6
Accrued Expenses and Other Liabilities......................           18             25             14             6
                                                             ------------   ------------   ------------  ------------
     Total Liabilities......................................        2,716            853             24           111
                                                             ------------   ------------   ------------  ------------
NET ASSETS.................................................. $    192,872   $    268,729   $     93,698  $    116,214
                                                             ============   ============   ============  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................   18,810,419     24,427,304      9,098,312    10,269,016
                                                             ============   ============   ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................................ $      10.25   $      11.00   $      10.30  $      11.32
                                                             ============   ============   ============  ============
Investments in Affiliated Investment Companies at Cost...... $         --   $         --   $         --  $    111,660
                                                             ------------   ------------   ------------  ------------
Investments at Cost......................................... $    191,647   $    263,644   $     88,976  $         --
                                                             ============   ============   ============  ============
Foreign Currencies at Cost.................................. $         --   $          1   $         --  $         --
                                                             ============   ============   ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    191,764   $    261,359   $     91,904  $    110,482
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................        1,069          3,807            719           869
Accumulated Net Realized Gain (Loss)........................          (16)         1,441             54           426
Net Unrealized Foreign Exchange Gain (Loss).................           --             64             --            --
Net Unrealized Appreciation (Depreciation)..................           55          2,058          1,021         4,437
                                                             ------------   ------------   ------------  ------------
NET ASSETS.................................................. $    192,872   $    268,729   $     93,698  $    116,214
                                                             ============   ============   ============  ============
(1) NUMBER OF SHARES AUTHORIZED.............................  100,000,000    100,000,000    100,000,000   200,000,000
                                                             ============   ============   ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                  VA U.S.                     VA            VA
                                                                 TARGETED  VA U.S. LARGE INTERNATIONAL INTERNATIONAL
                                                                   VALUE       VALUE         VALUE         SMALL
                                                                 PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                 --------- ------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $496 and
   $305, respectively)..........................................  $ 3,142     $ 6,012       $ 6,075       $3,634
  Income from Securities Lending................................      203          40           151          327
                                                                  -------     -------       -------       ------
     Total Investment Income....................................    3,345       6,052         6,226        3,961
                                                                  -------     -------       -------       ------
EXPENSES
  Investment Management Fees....................................      719         600           636          688
  Accounting & Transfer Agent Fees..............................       10          13            19           18
  Custodian Fees................................................       --          --            32           74
  Filing Fees...................................................        7           5             3            2
  Shareholders' Reports.........................................        5           6             5            5
  Directors'/Trustees' Fees & Expenses..........................        1           2             1            1
  Professional Fees.............................................       19          22            13           13
  Other.........................................................       10          10            19           19
                                                                  -------     -------       -------       ------
     Total Expenses.............................................      771         658           728          820
                                                                  -------     -------       -------       ------
  Fees Paid Indirectly (Note C).................................       --          --            (2)          (2)
                                                                  -------     -------       -------       ------
  Net Expenses..................................................      771         658           726          818
                                                                  -------     -------       -------       ------
  NET INVESTMENT INCOME (LOSS)..................................    2,574       5,394         5,500        3,143
                                                                  -------     -------       -------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................    9,740       2,081        (7,136)       1,399
    Foreign Currency Transactions...............................       --          --           (12)          14
    Forward Currency Contracts..................................       --          --            (5)           7
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   (1,884)      3,826         4,088        3,416
    Translation of Foreign Currency Denominated Amounts.........       --          --           (19)         (13)
                                                                  -------     -------       -------       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................    7,856       5,907        (3,084)       4,823
                                                                  -------     -------       -------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................................  $10,430     $11,301       $ 2,416       $7,966
                                                                  =======     =======       =======       ======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                                DFA VA
                                                                                               VIT INFLATION-   GLOBAL
                                                                          VA SHORT-  VA GLOBAL   PROTECTED     MODERATE
                                                                          TERM FIXED   BOND      SECURITIES   ALLOCATION
                                                                          PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                          ---------- --------- -------------- ----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment
   Companies.............................................................       --        --           --       $1,760
                                                                            ------    ------       ------       ------
     Total Net Investment Income Received from Affiliated Investment
      Companies..........................................................       --        --           --        1,760
                                                                            ------    ------       ------       ------
  Dividends..............................................................   $    7        --       $    1           --
  Interest...............................................................    1,720    $4,758          797           --
  Income from Securities Lending.........................................        6         8           --           --
                                                                            ------    ------       ------       ------
     Total Investment Income.............................................    1,733     4,766          798           --
                                                                            ------    ------       ------       ------
EXPENSES
  Investment Management Fees.............................................      470       560           42          262
  Accounting & Transfer Agent Fees.......................................       10        14            2            1
  Custodian Fees.........................................................        3         8            1           --
  Filing Fees............................................................       --         4            8            2
  Shareholders' Reports..................................................        5         6            2            3
  Directors'/Trustees' Fees & Expenses...................................        1         2           --            1
  Professional Fees......................................................       18        23           --            8
  Organizational & Offering Costs........................................       --        --           25           --
  Other..................................................................        8         6            2           --
                                                                            ------    ------       ------       ------
     Total Expenses......................................................      515       623           82          277
                                                                            ------    ------       ------       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)....................................       --        --           (6)        (127)
  Fees Paid Indirectly (Note C)..........................................       --        (7)          --           --
                                                                            ------    ------       ------       ------
  Net Expenses...........................................................      515       616           76          150
                                                                            ------    ------       ------       ------
  NET INVESTMENT INCOME (LOSS)...........................................    1,218     4,150          722        1,610
                                                                            ------    ------       ------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.............................................................       --        --           --          881
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.........................................      (17)      921           57         (298)
    Foreign Currency Transactions........................................       --        (4)          --           --
    Forward Currency Contracts...........................................       --       888           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................       63       756        1,144        1,471
    Forward Currency Contracts...........................................       --        51           --           --
                                                                            ------    ------       ------       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................       46     2,612        1,201        2,054
                                                                            ------    ------       ------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $1,264    $6,762       $1,923       $3,664
                                                                            ======    ======       ======       ======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         VA U.S. TARGETED VALUE VA U.S. LARGE VALUE
                                                                              PORTFOLIO              PORTFOLIO
                                                                         ---------------------  -------------------
                                                                           YEAR        YEAR       YEAR       YEAR
                                                                          ENDED       ENDED      ENDED      ENDED
                                                                         OCT. 31,    OCT. 31,   OCT. 31,   OCT. 31,
                                                                           2016        2015       2016       2015
                                                                         --------   ---------   --------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  2,574   $   2,555   $  5,394  $   4,793
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    9,740      13,276      2,081     10,551
    In-Kind Redemptions.................................................       --       9,806         --     13,445
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................   (1,884)    (27,037)     3,826    (24,999)
                                                                         --------   ---------   --------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   10,430      (1,400)    11,301      3,790
                                                                         --------   ---------   --------  ---------
Distributions From:
  Net Investment Income.................................................   (2,558)     (1,890)    (4,847)    (4,357)
  Net Short-Term Gains..................................................   (2,378)         --         --       (208)
  Net Long-Term Gains...................................................  (10,897)     (9,989)   (10,777)    (4,141)
                                                                         --------   ---------   --------  ---------
     Total Distributions................................................  (15,833)    (11,879)   (15,624)    (8,706)
                                                                         --------   ---------   --------  ---------
Capital Share Transactions (1):
  Shares Issued.........................................................   72,867      91,373     55,725    105,774
  Shares Issued in Lieu of Cash Distributions...........................   15,653      11,782     15,584      8,690
  Shares Redeemed.......................................................  (26,251)   (106,408)   (29,310)  (135,684)
                                                                         --------   ---------   --------  ---------
     Net Increase (Decrease) from Capital Share Transactions............   62,269      (3,253)    41,999    (21,220)
                                                                         --------   ---------   --------  ---------
     Total Increase (Decrease) in Net Assets............................   56,866     (16,532)    37,676    (26,136)
NET ASSETS..............................................................
  Beginning of Year.....................................................  190,237     206,769    232,569    258,705
                                                                         --------   ---------   --------  ---------
  End of Year........................................................... $247,103   $ 190,237   $270,245  $ 232,569
                                                                         ========   =========   ========  =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................    4,327       4,911      2,594      4,586
  Shares Issued in Lieu of Cash Distributions...........................      988         685        755        398
  Shares Redeemed.......................................................   (1,573)     (5,715)    (1,375)    (5,820)
                                                                         --------   ---------   --------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed............    3,742        (119)     1,974       (836)
                                                                         ========   =========   ========  =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................................................... $  1,944   $   1,928   $  4,397  $   3,919

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                         VA INTERNATIONAL VALUE VA INTERNATIONAL SMALL
                                                                              PORTFOLIO              PORTFOLIO
                                                                         ---------------------  ---------------------
                                                                           YEAR        YEAR       YEAR        YEAR
                                                                          ENDED       ENDED      ENDED       ENDED
                                                                         OCT. 31,    OCT. 31,   OCT. 31,    OCT. 31,
                                                                           2016        2015       2016        2015
                                                                         --------    --------   --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  5,500    $  5,081   $  3,143    $  2,893
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................   (7,136)        (42)     1,399       4,134
    Foreign Currency Transactions.......................................      (12)        (80)        14         (97)
    Forward Currency Contracts..........................................       (5)         --          7          --
    In-Kind Redemptions.................................................       --       5,629         --       8,655
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................    4,088     (19,075)     3,416     (10,179)
    Translation of Foreign Currency Denominated Amounts.................      (19)          6        (13)          5
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    2,416      (8,481)     7,966       5,411
                                                                          --------   --------    --------   --------
Distributions From:
  Net Investment Income.................................................   (4,932)     (6,690)    (2,717)     (2,956)
  Net Short-Term Gains..................................................       --          --       (204)       (577)
  Net Long-Term Gains...................................................       --          --     (3,999)     (2,383)
                                                                          --------   --------    --------   --------
     Total Distributions................................................   (4,932)     (6,690)    (6,920)     (5,916)
                                                                          --------   --------    --------   --------
Capital Share Transactions (1):
  Shares Issued.........................................................   45,586      80,055     36,942      60,239
  Shares Issued in Lieu of Cash Distributions...........................    4,916       6,675      6,824       5,859
  Shares Redeemed.......................................................  (23,469)    (81,281)   (21,416)    (73,279)
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) from Capital Share Transactions............   27,033       5,449     22,350      (7,181)
                                                                          --------   --------    --------   --------
     Total Increase (Decrease) in Net Assets............................   24,517      (9,722)    23,396      (7,686)
NET ASSETS..............................................................
  Beginning of Year.....................................................  155,251     164,973    127,813     135,499
                                                                          --------   --------    --------   --------
  End of Year........................................................... $179,768    $155,251   $151,209    $127,813
                                                                          ========   ========    ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................................    4,391       6,499      3,283       5,097
  Shares Issued in Lieu of Cash Distributions...........................      474         588        630         546
  Shares Redeemed.......................................................   (2,215)     (6,471)    (1,888)     (6,142)
                                                                          --------   --------    --------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed............    2,650         616      2,025        (499)
                                                                          ========   ========    ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................................................... $  5,031    $  4,467   $  2,439    $  1,910

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                       VA SHORT-TERM FIXED   VA GLOBAL BOND    VIT INFLATION-PROTECTED
                                                            PORTFOLIO           PORTFOLIO      SECURITIES PORTFOLIO
                                                       ------------------  ------------------  ----------------------
                                                                                                            PERIOD
                                                                                                           MAY 29,
                                                         YEAR      YEAR      YEAR      YEAR      YEAR      2015(A)
                                                        ENDED     ENDED     ENDED     ENDED     ENDED         TO
                                                       OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                         2016      2015      2016      2015      2016        2015
                                                       --------  --------  --------  --------  --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........................ $  1,218  $    498  $  4,150  $  3,644  $   722     $    52
  Capital Gain Distributions Received from
   Investment Securities..............................       --        --        --        --       --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......................      (17)      176       921       (53)      57          (3)
    Foreign Currency Transactions.....................       --        --        (4)      960       --          --
    Forward Currency Contracts........................       --        --       888        --       --          --
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities and Foreign Currency........       63       (76)      756       671    1,144        (123)
    Translation of Foreign Currency Denominated
     Amounts..........................................       --        --        --       (91)      --          --
    Forward Currency Contracts........................       --        --        51        --       --          --
                                                       --------  --------  --------  --------  -------     -------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.......................    1,264       598     6,762     5,131    1,923         (74)
                                                       --------  --------  --------  --------  -------     -------
Distributions From:
  Net Investment Income...............................     (573)     (318)   (3,687)   (4,456)     (55)         --
  Net Short-Term Gains................................     (130)      (26)     (194)      (95)      --          --
  Net Long-Term Gains.................................      (45)      (69)     (786)     (237)      --          --
                                                       --------  --------  --------  --------  -------     -------
     Total Distributions..............................     (748)     (413)   (4,667)   (4,788)     (55)         --
                                                       --------  --------  --------  --------  -------     -------
Capital Share Transactions (1):
  Shares Issued.......................................   54,107    49,799    69,815    65,710   82,620      16,841
  Shares Issued in Lieu of Cash Distributions.........      746       413     4,612     4,743       55          --
  Shares Redeemed.....................................  (49,291)  (53,319)  (42,875)  (42,735)  (7,224)       (388)
                                                       --------  --------  --------  --------  -------     -------
     Net Increase (Decrease) from Capital Share
      Transactions....................................    5,562    (3,107)   31,552    27,718   75,451      16,453
                                                       --------  --------  --------  --------  -------     -------
     Total Increase (Decrease) in Net Assets..........    6,078    (2,922)   33,647    28,061   77,319      16,379
NET ASSETS
  Beginning of Year...................................  186,794   189,716   235,082   207,021   16,379          --
                                                       --------  --------  --------  --------  -------     -------
  End of Year......................................... $192,872  $186,794  $268,729  $235,082  $93,698     $16,379
                                                       ========  ========  ========  ========  =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................................    5,295     4,877     6,401     6,059    8,131       1,717
  Shares Issued in Lieu of Cash Distributions.........       73        41       432       442        6          --
  Shares Redeemed.....................................   (4,825)   (5,222)   (3,919)   (3,939)    (716)        (40)
                                                       --------  --------  --------  --------  -------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.........................................      543      (304)    2,914     2,562    7,421       1,677
                                                       ========  ========  ========  ========  =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).............................................. $  1,069  $    424  $  3,807  $  2,980  $   719     $    52

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA VA GLOBAL MODERATE
                                                                                        ALLOCATION PORTFOLIO
                                                                                        ---------------------
                                                                                          YEAR        YEAR
                                                                                         ENDED       ENDED
                                                                                        OCT. 31,    OCT. 31,
                                                                                          2016        2015
                                                                                        --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $  1,610    $ 1,290
  Capital Gain Distributions Received from Affiliated Investment Companies.............      881        215
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................     (298)      (137)
    Foreign Currency Transactions......................................................       --         --
    Forward Currency Contracts.........................................................       --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................    1,471     (1,730)
    Translation of Foreign Currency Denominated Amounts................................       --         --
    Forward Currency Contracts.........................................................       --         --
                                                                                         --------   -------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    3,664       (362)
                                                                                         --------   -------
Distributions From:
  Net Investment Income................................................................   (1,376)    (1,073)
  Net Short-Term Gains.................................................................       --         (1)
  Net Long-Term Gains..................................................................     (196)      (271)
                                                                                         --------   -------
     Total Distributions...............................................................   (1,572)    (1,345)
                                                                                         --------   -------
Capital Share Transactions (1):
  Shares Issued........................................................................   20,071     38,872
  Shares Issued in Lieu of Cash Distributions..........................................    1,572      1,346
  Shares Redeemed......................................................................   (6,408)    (4,621)
                                                                                         --------   -------
     Net Increase (Decrease) from Capital Share Transactions...........................   15,235     35,597
                                                                                         --------   -------
     Total Increase (Decrease) in Net Assets...........................................   17,327     33,890
NET ASSETS
  Beginning of Period..................................................................   98,887     64,997
                                                                                         --------   -------
  End of Period........................................................................ $116,214    $98,887
                                                                                         ========   =======
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued......................................................................    1,817      3,463
    Shares Issued in Lieu of Cash Distributions........................................      146        124
    Shares Redeemed....................................................................     (583)      (413)
                                                                                         --------   -------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    1,380      3,174
                                                                                         ========   =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $    869    $   621

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                VA U.S. TARGETED VALUE PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                        ENDED      ENDED     ENDED     ENDED     ENDED
                                                                       OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                         2016       2015      2014      2013      2012
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $  17.94  $  19.28   $  17.63  $  12.58  $  10.95
                                                                       --------  --------   --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.21      0.23       0.17      0.19      0.12
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.54     (0.44)      1.62      5.05      1.60
                                                                       --------  --------   --------  --------  --------
   Total from Investment Operations...................................     0.75     (0.21)      1.79      5.24      1.72
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.24)    (0.18)     (0.14)    (0.19)    (0.09)
 Net Realized Gains...................................................    (1.22)    (0.95)        --        --        --
                                                                       --------  --------   --------  --------  --------
   Total Distributions................................................    (1.46)    (1.13)     (0.14)    (0.19)    (0.09)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $  17.23  $  17.94   $  19.28  $  17.63  $  12.58
=====================================================================  ========  ========   ========  ========  ========
Total Return..........................................................     4.87%    (0.80)%    10.19%    42.19%    15.82%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $247,103  $190,237   $206,769  $161,321  $102,845
Ratio of Expenses to Average Net Assets...............................     0.38%     0.39%      0.37%     0.39%     0.41%
Ratio of Net Investment Income to Average Net Assets..................     1.25%     1.27%      0.93%     1.28%     1.00%
Portfolio Turnover Rate...............................................       33%       33%        21%       15%       21%
--------------------------------------------------------------------------------------------------------------------------

                                                                                 VA U.S. LARGE VALUE PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                        ENDED     ENDED     ENDED     ENDED     ENDED
                                                                       OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                         2016      2015      2014      2013      2012
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $  22.83  $  23.47  $  22.58  $  16.90  $  14.60
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.48      0.46      0.39      0.35      0.30
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.43     (0.24)     2.67      5.64      2.26
                                                                       --------  --------  --------  --------  --------
   Total from Investment Operations...................................     0.91      0.22      3.06      5.99      2.56
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.47)    (0.43)    (0.32)    (0.31)    (0.26)
 Net Realized Gains...................................................    (1.05)    (0.43)    (1.85)       --        --
                                                                       --------  --------  --------  --------  --------
   Total Distributions................................................    (1.52)    (0.86)    (2.17)    (0.31)    (0.26)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $  22.22  $  22.83  $  23.47  $  22.58  $  16.90
=====================================================================  ========  ========  ========  ========  ========
Total Return..........................................................     4.52%     1.07%    14.73%    36.04%    17.87%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $270,245  $232,569  $258,705  $200,123  $151,046
Ratio of Expenses to Average Net Assets...............................     0.27%     0.29%     0.27%     0.28%     0.30%
Ratio of Net Investment Income to Average Net Assets..................     2.25%     2.00%     1.71%     1.78%     1.92%
Portfolio Turnover Rate...............................................       15%       31%       19%       29%       12%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   VA INTERNATIONAL VALUE PORTFOLIO
                                                                          -------------------------------------------------
                                                                            YEAR       YEAR       YEAR      YEAR      YEAR
                                                                           ENDED      ENDED      ENDED     ENDED     ENDED
                                                                          OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                            2016       2015       2014      2013      2012
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  11.44  $  12.74   $  13.22   $  10.82  $ 10.87
                                                                          --------  --------   --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.36      0.37       0.55       0.34     0.37
  Net Gains (Losses) on Securities (Realized and Unrealized).............    (0.36)    (1.17)     (0.71)      2.41    (0.02)
                                                                          --------  --------   --------   --------  -------
   Total from Investment Operations......................................       --     (0.80)     (0.16)      2.75     0.35
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.36)    (0.50)     (0.32)     (0.35)   (0.40)
  Net Realized Gains.....................................................       --        --         --         --       --
                                                                          --------  --------   --------   --------  -------
   Total Distributions...................................................    (0.36)    (0.50)     (0.32)     (0.35)   (0.40)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  11.08  $  11.44   $  12.74   $  13.22  $ 10.82
========================================================================= ========  ========   ========   ========  ========
Total Return.............................................................     0.19%    (6.26)%    (1.16)%    26.10%    3.57%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $179,768  $155,251   $164,973   $137,908  $99,157
Ratio of Expenses to Average Net Assets..................................     0.46%     0.47%      0.46%      0.47%    0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.46%     0.47%      0.46%      0.47%    0.50%
Ratio of Net Investment Income to Average Net Assets.....................     3.46%     3.01%      4.16%      2.90%    3.56%
Portfolio Turnover Rate..................................................       15%       20%        16%        14%      17%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                  VA INTERNATIONAL SMALL PORTFOLIO
                                                                          ------------------------------------------------
                                                                            YEAR      YEAR       YEAR      YEAR      YEAR
                                                                           ENDED     ENDED      ENDED     ENDED     ENDED
                                                                          OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                            2016      2015       2014      2013      2012
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................... $  11.67  $  11.83  $  12.55   $  10.02  $ 10.20
                                                                          --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................     0.26      0.25      0.25       0.26     0.24
  Net Gains (Losses) on Securities (Realized and Unrealized).............     0.34      0.09     (0.33)      2.69     0.28
                                                                          --------  --------  --------   --------  -------
   Total from Investment Operations......................................     0.60      0.34     (0.08)      2.95     0.52
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................    (0.24)    (0.25)    (0.27)     (0.25)   (0.31)
  Net Realized Gains.....................................................    (0.38)    (0.25)    (0.37)     (0.17)   (0.39)
                                                                          --------  --------  --------   --------  -------
   Total Distributions...................................................    (0.62)    (0.50)    (0.64)     (0.42)   (0.70)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................. $  11.65  $  11.67  $  11.83   $  12.55  $ 10.02
========================================================================= ========  ========  ========   ========  ========
Total Return.............................................................     5.54%     3.28%    (0.59)%    30.50%    6.05%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $151,209  $127,813  $135,499   $119,927  $86,604
Ratio of Expenses to Average Net Assets..................................     0.60%     0.61%     0.59%      0.65%    0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.60%     0.61%     0.59%      0.65%    0.63%
Ratio of Net Investment Income to Average Net Assets.....................     2.29%     2.13%     1.99%      2.36%    2.51%
Portfolio Turnover Rate..................................................       12%       25%        8%        12%      13%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 VA SHORT-TERM FIXED PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                        ENDED     ENDED     ENDED     ENDED     ENDED
                                                                       OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                         2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $  10.23  $  10.22  $  10.23  $  10.26  $  10.25
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.07      0.03      0.02      0.03      0.04
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    (0.01)     0.01      0.01        --      0.04
                                                                       --------  --------  --------  --------  --------
   Total from Investment Operations...................................     0.06      0.04      0.03      0.03      0.08
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.03)    (0.02)    (0.03)    (0.04)    (0.04)
 Net Realized Gains...................................................    (0.01)    (0.01)    (0.01)    (0.02)    (0.03)
                                                                       --------  --------  --------  --------  --------
   Total Distributions................................................    (0.04)    (0.03)    (0.04)    (0.06)    (0.07)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $  10.25  $  10.23  $  10.22  $  10.23  $  10.26
=====================================================================  ========  ========  ========  ========  ========
Total Return..........................................................     0.60%     0.34%     0.25%     0.35%     0.73%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $192,872  $186,794  $189,716  $137,906  $112,040
Ratio of Expenses to Average Net Assets...............................     0.27%     0.28%     0.27%     0.29%     0.30%
Ratio of Net Investment Income to Average Net Assets..................     0.65%     0.28%     0.20%     0.32%     0.42%
Portfolio Turnover Rate...............................................       50%      105%       70%       55%       85%
-------------------------------------------------------------------------------------------------------------------------

                                                                                   VA GLOBAL BOND PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                        ENDED     ENDED     ENDED     ENDED     ENDED
                                                                       OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                         2016      2015      2014      2013      2012
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $  10.93  $  10.92  $  10.92  $  11.18  $  11.28
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.18      0.17      0.15      0.11      0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.11      0.09      0.05     (0.04)     0.25
                                                                       --------  --------  --------  --------  --------
   Total from Investment Operations...................................     0.29      0.26      0.20      0.07      0.43
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.17)    (0.23)    (0.05)    (0.18)    (0.30)
 Net Realized Gains...................................................    (0.05)    (0.02)    (0.15)    (0.15)    (0.23)
                                                                       --------  --------  --------  --------  --------
   Total Distributions................................................    (0.22)    (0.25)    (0.20)    (0.33)    (0.53)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $  11.00  $  10.93  $  10.92  $  10.92  $  11.18
=====================================================================  ========  ========  ========  ========  ========
Total Return..........................................................     2.68%     2.40%     1.90%     0.63%     3.97%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $268,729  $235,082  $207,021  $167,293  $141,190
Ratio of Expenses to Average Net Assets...............................     0.24%     0.26%     0.25%     0.27%     0.29%
Ratio of Net Investment Income to Average Net Assets..................     1.63%     1.61%     1.37%     1.04%     1.61%
Portfolio Turnover Rate...............................................       47%       54%       75%       73%       63%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              VIT INFLATION-PROTECTED SECURITIES PORTFOLIO
                                                                             -----------------------------------
                                                                                                   PERIOD
                                                                               YEAR                MAY 29,
                                                                              ENDED                2015(A)
                                                                             OCT. 31,                TO
                                                                               2016             OCT. 31, 2015
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $  9.77               $ 10.00
                                                                             -------               -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.17                  0.05
  Net Gains (Losses) on Securities (Realized and Unrealized)................    0.39                 (0.28)
                                                                             -------               -------
   Total from Investment Operations.........................................    0.56                 (0.23)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.03)                   --
  Net Realized Gains........................................................      --                    --
                                                                             -------               -------
   Total Distributions......................................................   (0.03)                   --
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $ 10.30               $  9.77
============================================================================ ================== ======================
Total Return................................................................    5.79%                (2.30)%(D)
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $93,698               $16,379
Ratio of Expenses to Average Net Assets.....................................    0.18%                 0.18%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........    0.19%                 0.88%(C)(E)
Ratio of Net Investment Income to Average Net Assets........................    1.72%                 1.29%(C)(E)
Portfolio Turnover Rate.....................................................      21%                    4%(D)
---------------------------------------------------------------------------------------------------------------------------

                                                                                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                                                                             --------------------------------------------
                                                                                                                    PERIOD
                                                                               YEAR       YEAR        YEAR         APRIL 8,
                                                                              ENDED      ENDED       ENDED          2013(A)
                                                                             OCT. 31,   OCT. 31,    OCT. 31,          TO
                                                                               2016       2015        2014       OCT. 31, 2013
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................................ $  11.12  $ 11.37     $ 10.91        $ 10.00
                                                                             --------  -------     -------        -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.17     0.18        0.14           0.07
  Net Gains (Losses) on Securities (Realized and Unrealized)................     0.20    (0.22)       0.49           0.84
                                                                             --------  -------     -------        -------
   Total from Investment Operations.........................................     0.37    (0.04)       0.63           0.91
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.15)   (0.17)      (0.14)            --
  Net Realized Gains........................................................    (0.02)   (0.04)      (0.03)            --
                                                                             --------  -------     -------        -------
   Total Distributions......................................................    (0.17)   (0.21)      (0.17)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................................. $  11.32  $ 11.12     $ 11.37        $ 10.91
============================================================================ ========  ========    ========    =============
Total Return................................................................     3.44%   (0.23)%      5.87%          9.10%(D)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................... $116,214  $98,887     $64,997        $40,483
Ratio of Expenses to Average Net Assets.....................................     0.40%    0.40%(B)    0.40%(B)       0.40%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor)...........     0.52%    0.54%(B)    0.66%(B)       0.93%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets........................     1.54%    1.56%(B)    1.27%(B)       1.12%(B)(C)(E)
Portfolio Turnover Rate.....................................................      N/A      N/A         N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, eight of which (the "Portfolios") are included in this report. The remaining eighty-seven are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA VA Global Moderate Allocation Portfolio invests in eleven portfolios within the Fund (the "Master Funds").

                                                                                           PERCENTAGE
                                                                                           OWNERSHIP
                                                                                         AT OCTOBER 31,
FUND OF FUNDS                                                                                 2016
-------------                                -                                           --------------
DFA VA Global Moderate Allocation Portfolio  U.S. Core Equity 1 Portfolio                     --*
                                             U.S. Core Equity 2 Portfolio                     --*
                                             International Core Equity Portfolio              --*
                                             Emerging Markets Core Equity Portfolio           --*
                                             DFA Two-Year Global Fixed Income Portfolio       --*
                                             DFA Selectively Hedged Global Fixed Income        1%
                                               Portfolio
                                             VA U.S. Large Value Portfolio                     1%
                                             VA International Value Portfolio                  1%
                                             DFA Real Estate Securities Portfolio             --*
                                             VA Short-Term Fixed Portfolio                     3%
                                             VA Global Bond Portfolio                          5%

* Amounts designated as -- are less than 1%.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the "Domestic Equity Portfolios") and by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the "Fixed Income Portfolios"), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA VA Global Moderate Allocation Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities ("TIPS"), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

   4. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   5. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              VA U.S. Targeted Value Portfolio............. 0.35%
              VA U.S. Large Value Portfolio................ 0.25%
              VA International Value Portfolio............. 0.40%
              VA International Small Portfolio............. 0.50%
              VA Short-Term Fixed Portfolio................ 0.25%
              VA Global Bond Portfolio..................... 0.22%*
              VIT Inflation-Protected Securities Portfolio. 0.10%
              DFA VA Global Moderate Allocation Portfolio.. 0.25%

* The VA Global Bond Portfolio's investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

   Pursuant to a Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio, as described in the notes below. The Fee Waiver Agreements for the VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreements shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2016, the Portfolios had the expense limits listed below based on a percentage of average net assets on an annualized basis. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                     PREVIOUSLY
                                                                      RECOVERY      WAIVED FEES/
                                                                    OF PREVIOUSLY     EXPENSES
                                                                    WAIVED FEES/       ASSUMED
                                                       EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                        LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------                        ----------------- ------------- -----------------
VIT Inflation-Protected Securities Portfolio (1).       0.18%            19             $ 34
DFA VA Global Moderate Allocation Portfolio (2)..       0.40%            --              357

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount.

   (2) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses of such class of shares to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  VA International Value Portfolio.     $2
                  VA International Small Portfolio.      2
                  VA Global Bond Portfolio.........      7

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               VA U.S. Targeted Value Portfolio............. $ 5
               VA U.S. Large Value Portfolio................   6
               VA International Value Portfolio.............   5
               VA International Small Portfolio.............   4
               VA Short-Term Fixed Portfolio................   5
               VA Global Bond Portfolio.....................   6
               VIT Inflation-Protected Securities Portfolio.  --
               DFA VA Global Moderate Allocation Portfolio..   1

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                               U.S. GOVERNMENT SECURITIES  OTHER INVESTMENT SECURITIES
                                              --------------------------- ----------------------------
                                              PURCHASES       SALES       PURCHASES       SALES
                                              ---------        -------    ---------        --------
VA U.S. Targeted Value Portfolio.............       --            --      $117,692       $ 68,996
VA U.S. Large Value Portfolio................       --            --        72,301         35,401
VA International Value Portfolio.............       --            --        51,448         23,940
VA International Small Portfolio.............       --            --        33,003         15,891
VA Short-Term Fixed Portfolio................  $24,010       $34,482       102,175         48,762
VA Global Bond Portfolio.....................    5,203         5,250       150,547        111,361
VIT Inflation-Protected Securities Portfolio.   80,903         8,800            --             --

   For the year ended October 31, 2016, DFA VA Global Moderate Allocation Portfolio transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio...........  $30,228    $ 34,762   $ 6,153  $1,731  $  570        $594
International Core Equity Portfolio....   14,054      16,263     2,691     438     371          --
VA Global Bond Portfolio...............   12,325      14,545     3,328   1,200     194          52
DFA Selectively Hedged Global Fixed
  Income Portfolio.....................   12,308      14,542     2,866   1,076     136          --
U.S. Core Equity 1 Portfolio...........   10,839      12,426     1,686     211     206         129
DFA Two-Year Global Fixed Income
  Portfolio............................    4,900       5,831     1,227     313      26          --
VA Short-Term Fixed Portfolio..........    4,900       5,825     1,221     308      15           5
Emerging Markets Core Equity Portfolio.    4,129       5,694     1,125      11      99          --
VA U.S. Large Value Portfolio..........    2,191       2,495       361      18      46         101
DFA Real Estate Securities Portfolio...    1,449       1,882       394       5      47          --
VA International Value Portfolio.......    1,575       1,832       317      31      50          --
                                         -------    --------   -------  ------  ------        ----
Total..................................  $98,898    $116,097   $21,369  $5,342  $1,760        $881
                                         =======    ========   =======  ======  ======        ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                 INCREASE       INCREASE
                                                                (DECREASE)     (DECREASE)
                                                 INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                (DECREASE)    NET INVESTMENT  NET REALIZED
                                              PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                              --------------- -------------- --------------
VA U.S. Targeted Value Portfolio.............        --              --             --
VA U.S. Large Value Portfolio................        --            $(69)         $  69
VA International Value Portfolio.............        --              (4)             4
VA International Small Portfolio.............       $22             103           (125)
VA Short-Term Fixed Portfolio................        --              --             --
VA Global Bond Portfolio.....................        --             364           (364)
VIT Inflation-Protected Securities Portfolio.        --              --             --
DFA VA Global Moderate Allocation Portfolio..        --              14            (14)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM     LONG-TERM
                                              CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                              -------------- ------------- -------
VA U.S. Targeted Value Portfolio
2015.........................................     $1,890        $ 9,989    $11,879
2016.........................................      4,936         10,897     15,833
VA U.S. Large Value Portfolio
2015.........................................      4,565          4,140      8,705
2016.........................................      4,847         10,777     15,624
VA International Value Portfolio
2015.........................................      6,690             --      6,690
2016.........................................      4,932             --      4,932
VA International Small Portfolio
2015.........................................      3,533          2,383      5,916
2016.........................................      2,921          3,999      6,920
VA Short-Term Fixed Portfolio
2015.........................................        345             69        414
2016.........................................        702             45        747
VA Global Bond Portfolio
2015.........................................      4,551            237      4,788
2016.........................................      3,881            786      4,667
VIT Inflation-Protected Securities Portfolio
2015.........................................         --             --         --
2016.........................................         55             --         55
DFA VA Global Moderate Allocation Portfolio
2015.........................................      1,074            271      1,345
2016.........................................      1,376            196      1,572

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                    UNDISTRIBUTED                                               TOTAL NET
                                    NET INVESTMENT                                            DISTRIBUTABLE
                                      INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                      SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                    CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                    -------------- ------------- ------------- -------------- -------------
VA U.S. Targeted Value Portfolio...     $3,261        $8,434             --       $ 10,709      $ 22,404
VA U.S. Large Value Portfolio......      4,402         2,097             --         53,525        60,024
VA International Value Portfolio...      5,198            --        $(9,448)       (15,329)      (19,579)
VA International Small Portfolio...      4,330           293             --            618         5,241
VA Short-Term Fixed Portfolio......      1,075            --            (17)            55         1,113
VA Global Bond Portfolio...........      3,976         1,280             --          2,121         7,377
VIT Inflation-Protected Securities
  Portfolio........................        774            10             --          1,010         1,794
DFA VA Global Moderate Allocation
  Portfolio........................        869           842             --          4,021         5,732

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   EXPIRES ON OCTOBER 31,
                                                   ----------------------
                                                    2017     UNLIMITED    TOTAL
                                                    ------   ---------    ------
     VA U.S. Targeted Value Portfolio.............     --         --          --
     VA U.S. Large Value Portfolio................     --         --          --
     VA International Value Portfolio............. $2,412     $7,036      $9,448
     VA International Small Portfolio.............     --         --          --
     VA Short-Term Fixed Portfolio................     --         17          17
     VA Global Bond Portfolio.....................     --         --          --
     VIT Inflation-Protected Securities Portfolio.     --         --          --
     DFA VA Global Moderate Allocation Portfolio..     --         --          --

   During the year ended October 31, 2016, The Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

               VIT Inflation-Protected Securities Portfolio. $3

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET UNREALIZED
                                              FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                                 COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                              ----------- ------------ ------------ --------------
VA U.S. Targeted Value Portfolio.............  $295,262     $37,477      $(26,767)     $ 10,710
VA U.S. Large Value Portfolio................   234,211      61,717        (8,192)       53,525
VA International Value Portfolio.............   200,589      13,664       (28,971)      (15,307)
VA International Small Portfolio.............   162,682      28,102       (27,469)          633
VA Short-Term Fixed Portfolio................   194,673         143           (88)           55
VA Global Bond Portfolio.....................   263,644       2,392          (335)        2,057
VIT Inflation-Protected Securities Portfolio.    89,303       1,010            --         1,010
DFA VA Global Moderate Allocation Portfolio..   112,231       4,509          (488)        4,021

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

   2. INFLATION PROTECTION RISKS: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. For example, if interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Equity Portfolios may, from time to time, enter into forward currency contracts to transfer balances from one currency to another currency. The VA Global Bond Portfolio may enter into forward currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2016, the VA Global Bond Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

VA GLOBAL BOND PORTFOLIO

                                                                                 UNREALIZED
                                                                      VALUE AT     FOREIGN
SETTLEMENT CURRENCY                                         CONTRACT OCTOBER 31,  EXCHANGE
   DATE    AMOUNT*      CURRENCY          COUNTERPARTY       AMOUNT     2016     GAIN (LOSS)
---------- -------- ---------------- ---------------------- -------- ----------- -----------
 11/14/16   (1,993) Singapore Dollar Morgan Stanley and Co. $(1,467)   $(1,433)      $34
 11/14/16   (2,114) Singapore Dollar ANZ Securities          (1,549)    (1,519)       30
                                                            -------    -------       ---
                                                            $(3,016)   $(2,952)      $64
                                                            =======    =======       ===

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                      FORWARD
                                                     CURRENCY
                                                     CONTRACTS
                                                     ---------
                  VA International Value Portfolio*.  $    71
                  VA International Small Portfolio*.       21
                  VA Global Bond Portfolio..........   12,520

* The Portfolio had derivative activity during the period but it did not have open forward currency contract positions at October 31, 2016.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2016:

                                            LOCATION ON THE
                                        STATEMENT OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Foreign exchange          Unrealized Gain on
                contracts                 Forward Currency
                                          Contracts

   The following is a summary of the VA Global Bond Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2016 (amounts in thousands):

                                         ASSET DERIVATIVES VALUE
                                        --------------------------
                                          TOTAL VALUE     FOREIGN
                                               AT        EXCHANGE
                                        OCTOBER 31, 2016 CONTRACTS
                                        ---------------- ---------
              VA Global Bond Portfolio.       $64           $64

   The following is a summary of the location on the Portfolios' Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2016:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                              REALIZED GAIN (LOSS) ON
                                                   DERIVATIVES
                                              -----------------------------
                                                        FOREIGN EXCHANGE
                                              TOTAL        CONTRACTS
                                              -----     ----------------
            VA International Value Portfolio. $ (5)           $ (5)
            VA International Small Portfolio.    7               7
            VA Global Bond Portfolio.........  888             888

                                               CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                                   DERIVATIVES
                                              -----------------------------
                                                        FOREIGN EXCHANGE
                                              TOTAL        CONTRACTS
                                              -----     ----------------
            VA Global Bond Portfolio......... $ 51            $ 51

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the VA Global Bond Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2016 (amounts in thousands):

                                 NET                                                   NET
                               AMOUNTS                                               AMOUNTS
                                 OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                               ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                              PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                    GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                  AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                  RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                    ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION          (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------       ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                         ASSETS                                             LIABILITIES
                  ---------------------------------------------------- -----------------------------------------------------
VA GLOBAL BOND
 PORTFOLIO
Forward Currency
 Contracts.......    $64         $64         --          --      $64       --          --          --          --       --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

   Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                      AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                   INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                   ------------- ------------ ------------ -------- ---------------
VA U.S. Targeted Value Portfolio..     0.94%         $615           4         --        $1,083
VA U.S. Large Value Portfolio.....     1.06%          769          25        $ 1         1,753
VA International Value Portfolio..     1.13%          148          17         --           361
VA International Small Portfolio..     1.12%          367          27         --         1,821
DFA VA Global Moderate Allocation
  Portfolio.......................     1.06%          167          30         --           749

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   At October 31, 2016, VA International Value Portfolio had loans outstanding in the amount of $338 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2015, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

    PORTFOLIO                         PURCHASES  SALES  REALIZED GAIN (LOSS)
    ---------                         --------- ------- --------------------
    VA U.S. Targeted Value Portfolio.  $4,176   $14,258        $1,764
    VA U.S. Large Value Portfolio....   4,035     2,340           292
    VA International Value Portfolio.   2,356     3,168          (680)
    VA International Small Portfolio.   3,430     4,109           342

J. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities as follows (amounts in thousands):

                                                      MARKET
                                                      VALUE
                                                      ------
                    VA U.S. Targeted Value Portfolio. $9,517
                    VA U.S. Large Value Portfolio....  7,899
                    VA International Value Portfolio.  1,072
                    VA International Small Portfolio.    922

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                      REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF OCTOBER 31, 2016
                                  --------------------------------------------------------
                                  OVERNIGHT AND            BETWEEN
                                   CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
-                                 ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
VA U.S. TARGETED VALUE PORTFOLIO
 Common Stocks...................  $59,269,345     --         --         --    $59,269,345
VA U.S. LARGE VALUE PORTFOLIO
 Common Stocks...................  $17,015,199     --         --         --    $17,015,199
VA INTERNATIONAL VALUE PORTFOLIO
 Common Stocks...................  $ 6,242,125     --         --         --    $ 6,242,125
VA INTERNATIONAL SMALL PORTFOLIO
 Common Stocks...................  $13,493,176     --         --         --    $13,493,176
VA SHORT-TERM FIXED PORTFOLIO
 Bonds...........................  $   613,028     --         --         --    $   613,028

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                               PERCENTAGE OF
                                                   NUMBER OF    OUTSTANDING
                                                  SHAREHOLDERS    SHARES
                                                  ------------ -------------
    VA U.S. Targeted Value Portfolio.............      4            74%
    VA U.S. Large Value Portfolio................      4            74%
    VA International Value Portfolio.............      5            82%
    VA International Small Portfolio.............      5            78%
    VA Short-Term Fixed Portfolio................      4            79%
    VA Global Bond Portfolio.....................      5            84%
    VIT Inflation-Protected Securities Portfolio.      5            99%
    DFA VA Global Moderate Allocation Portfolio..      5            96%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the Second Circuit, and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs petitioned the Second Circuit for rehearing of the appeal, but the Second Circuit denied the petition. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. The motion to dismiss is fully-briefed, and the parties await the scheduling of oral argument on the motion. The Committee Action is stayed pending the disposition of the motion to dismiss.

   Litigation counsel to the VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the VA U.S. Large Value Portfolio at this time.

   The VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by the VA U.S. Large Value Portfolio.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio and DFA VA Global Moderate Allocation Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                     % BREAKDOWN OF DISTRIBUTION SOURCES
                                              -------------------------------------------------
                                                 NET      NET REALIZED   NET REALIZED
                                              INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                  INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                ---------- -------------- -------------- ---------
VA U.S. Large Value Portfolio
   December 15, 2015.........................     96%          0%             0%           4%
VA U.S. Targeted Value Portfolio
   December 15, 2015.........................     95%          0%             0%           5%
VA International Value Portfolio
   December 15, 2015.........................     97%          0%             0%           3%
VA International Small Portfolio
   December 15, 2015.........................     74%          0%             0%          26%
VA Short-Term Fixed Portfolio
   December 15, 2015.........................     93%          0%             0%           7%
VA Global Bond Portfolio
   December 15, 2015.........................     94%          0%             0%           6%
VIT Inflation-Protected Securities Portfolio
   December 15, 2015.........................     55%          0%             0%          45%
DFA VA Global Moderate Allocation Portfolio
   December 16, 2015.........................     99%          0%             0%           1%

Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                          investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company
                                                                            (1997-2010).
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001). Consultant to
P.O. Box 208200                                                             Morningstar Inc. (since 2006). Formerly, Director,
New Haven, CT 06520-8200                                                    BIRR Portfolio Analysis, Inc. (sofware Products)
1943                                                                        (1990-2010).
----------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Human Resources Management and Economics,
Stanford University Graduate  DEM-Since 2010                                Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
434 Galvez Mall                                                             testimony and economic and financial analysis)
Stanford, CA 94305                                                          (since 2009). Formerly, Chairman of the President
1948                                                                        George W. Bush's Council of Economic Advisors,
                                                                            State of California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax Reform
                                                                            (2005)
----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman, Ruapay
Advisers, LP                                                                Inc. (since 2013). Formerly, Chairman, Platinum
6300 Bee Cave Road                                                          Grove Asset Management, L.P. (hedge fund)
Building 1                                                                  (formerly, Oak Hill Platinum Partners) (1999-2009).
Austin, TX 78746                                                            Formerly, Director, American Centruy Fund Complex
1941                                                                        (registered investment companies) (43 Portfolios)
                                                                            (1980-2014).
----------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago Booth
Trustee of DFAITC and DEM     DFAITC-Since 2000                             School of Business (since 1980). Director, HNI
The University of Chicago     DEM-Since 2000                                Corporation (formerly known as HON Industries Inc.)
Booth School of Business                                                    (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn Avenue                                                     System Inc. (transportation, logistics and supply-
Chicago, IL 60637                                                           chain management) (since 2003). Trustee, UBS
1953                                                                        Funds (4 investment companies within the fund
                                                                            complex) (33 portfolios) (since 2009). Formerly,
                                                                            Co-Director Investment Research, Fundamental
                                                                            Investment Advisors (hedge fund) (2008-2011).
----------------------------------------------------------------------------------------------------------------------------------

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional Advisors
                                                                           Ltd., Dimensional Funds plc and Dimensional Funds
                                                                           II plc. Formerly, President, Dimensional SmartNest
                                                                           (US) LLC (2009- 2014). Formerly, Limited Partner,
                                                                           Oak Hill Partners (2001-2010). Limited Partner, VSC
                                                                           Investors, LLC (since 2007). Trustee, University of
                                                                           Chicago. Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA Funds
                                                                           (registered investment company). Chairman, Director
                                                                           and Co-Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President (since
                                                                           2012) of Dimensional Japan Ltd. Chairman, Director,
                                                                           President, and Co-Chief Executive Officer of
                                                                           Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-    DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Chief Investment Officer     DEM-Since 2009                                Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                           plc, Dimensional Funds II plc and Dimensional
                                                                           Advisors Ltd. Formerly, Vice President of the DFA
                                                                           Entities and Dimensional Fund Advisors Canada
                                                                           ULC. Director and Chief Investment Officer (since
                                                                           December 2012) of Dimensional Japan Ltd.
--------------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                            President, Business Development at Capson
                                                                Physicians Insurance Company (2010-2012).
-----------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong   Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (January 2011-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013). Director of Dimensional
                                                                Funds plc and Dimensional Funds II plc (since
                                                                November 2013).
-----------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                            Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                            Senior Research Associate (January 2012-January
                                                                2014) and Research Associate (2006-2011) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                    Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. and Dimensional Hong Kong Limited. Director,
                                                                Vice President, Director and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                            Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director (January 2010-January 2014) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
David K. Campbell       Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                            Relationship Manager for Dimensional Fund
                                                                Advisors LP (October 2010-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                            Regional Director (January 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Principal for
                                                                Chamberlain Financial Group (October 2010-
                                                                December 2011).
-----------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                            Regional Director (June 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Sales Executive for
                                                                Vanguard (2004-June 2011).
-----------------------------------------------------------------------------------------------------------------------

                                            TERM OF OFFICE/1/
                                             AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION           SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
--------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               April 2016). Formerly, Portfolio Manager for
                                                               Dimensional Fund Advisors LP (October 2005 to
                                                               January 2012).
--------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP (April
                                                               2012-January 2014); Vice President and Counsel for
                                                               AllianceBernstein L.P. (2006-2012).
--------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and
1972                                                           Vice President of Dimensional Japan Ltd
                                                               (since February 2016). President and Director of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               February 2016), Vice President of DFA Australia
                                                               Limited (since April 2008) and Director (since Oct
                                                               2016). Director of Dimensional Advisors Ltd,
                                                               Dimensional Fund Advisors Pte. Ltd., and
                                                               Dimensional Hong Kong Limited, (since April 2016),
                                                               Vice President of Dimensional Fund Advisors Pte
                                                               Ltd. (since June 2016), Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North
                                                               America (March 2012 to December 2013) and Head
                                                               of Portfolio Management (January 2006 to
                                                               March 2012) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
--------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014).
--------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
--------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
--------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
--------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                           Senior Associate, Research (January 2015-January
                                                               2016); Associate, Research (January 2014-January
                                                               2015); Analyst, Research (July 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional
                                                               Fund Advisors Canada ULC, Chief Compliance
                                                               Officer of Dimensional Fund Advisors Pte. Ltd.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
--------------------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012.
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-
                                                                July 2013);Vice President for Towers Watson
                                                                (formerly, WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                            Portfolio Management (since March 2012) and
                                                                Senior Portfolio Manager (since January 2012) of
                                                                Dimensional Fund Advisors LP. Vice President of
                                                                Dimensional Fund Advisors Canada ULC (since April
                                                                2016). Formerly, Portfolio Manager of Dimensional
                                                                Fund Advisors LP (September 2004-January 2012).
----------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                 AND LENGTH OF
NAME AND YEAR OF BIRTH         POSITION             SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President            Since 2009       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President            Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                               President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                               Managing Director at BlackRock (2004-January
                                                                   2012).
--------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President            Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President            Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                               for Dimensional Fund Advisors LP (since 2012).
                                                                   Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                               Counsel for Dimensional Fund Advisors LP (January
                                                                   2011-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President            Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                    Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                        Treasurer                                  Financial Officer, interim Treasurer and
                                                                   Vice President of Dimensional Advisors Ltd.,
                                                                   Dimensional Hong Kong Limited, Dimensional
                                                                   Cayman Commodity Fund I Ltd., Dimensional Fund
                                                                   Advisors Canada ULC, Dimensional Fund Advisors
                                                                   Pte. Ltd, DFA Australia Ltd. Formerly, interim Chief
                                                                   Financial Officer and interim Treasurer (April 2016-
                                                                   September 2016), and Controller (August 2015-
                                                                   September 2016) of all the DFA Entities); Vice
                                                                   President of T. Rowe Price Group, Inc. and Director
                                                                   of Investment Treasury and Treasurer of the T.
                                                                   Rowe Price Funds (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President            Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President            Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                               Managing Director, Co-Head Global Consultant
                                                                   Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                               Senior Compliance Officer (November 2010-January
                                                                   2015) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President            Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                               Manager for Dimensional Fund Advisors LP
                                                                   (January 2013-Present). Formerly, Investment
                                                                   Associate for Dimensional Fund Advisors LP
                                                                   (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).
-----------------------------------------------------------------------------------------------------------------
Arun C. Keswani         Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (January 2015-Present). Formerly, Portfolio Manager
                                                           (January 2013-January 2015) and Investment
                                                           Associate (October 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Investment Banking
                                                           Associate at Morgan Stanley (August 2010-
                                                           September 2011).
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors LP
                                                           (September 2012-January 2014); Vice President and
                                                           Global Creative Director at Morgan Stanley (2007-
                                                           2012); Visiting Assistant Professor, Graduate
                                                           Communications Design at Pratt Institute (2004-
                                                           2012).
------------------------------------------------------------------------------------------------------------------
 Natalia Y. Knych       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
 1971                                                      Manager, RFP, Institutional (January 2015-January
                                                           2016); Senior Associate, Institutional (April 2007-
                                                           January 2015) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional Fund
                                                           Advisors LP (since August 2010).
------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors LP
                                                           (since January 2012). Formerly, Portfolio Manager
                                                           for Dimensional (April 2001-January 2012).
------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and Data
                                                           (January 2012-December 2012) and Systems
                                                           Developer (June 2007-December 2011) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional SmartNest
                                                           (US) LLC (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).
------------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Trader (January 2010-December 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities.
 1980
------------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief Investment
                                                           Officer (April 2005-April 2013) for First Citizens
                                                           Bancorporation.
------------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1960                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2013).
------------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Tax Manager (February 2013-January 2015)
                                                           for Dimensional Fund Advisors LP; Vice President
                                                           and Tax Manager, North America (August 2006-April
                                                           2012) for Pacific Investment Management Company.
------------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969
------------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1972                                                      Senior Manager, Marketing Operations (January
                                                           2014-January 2015), Manager, Client Systems
                                                           (October 2011-January 2014) and RFP Manager
                                                           (April 2010-October 2011) for Dimensional Fund
                                                           Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                  AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1969                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President      Since 2010                 Vice President of all the DFA Entities and
 1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President      Since 2008                 Vice President of all DFA Entities and Head of
 1970                                                                  Global Human Resources for Dimensional Fund
                                                                       Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1965                                                                  Senior Compliance Officer (May 2012-January 2015)
                                                                       for Dimensional Fund Advisors LP; Chief
                                                                       Compliance Officer (April 2010-April 2012) for Al
                                                                       Frank Asset Management.
-----------------------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1975                                                                  Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1984                                                                  Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Francis L. McNamara    Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1959                                                                  Manager, Project Management Office for
                                                                       Dimensional Fund Advisors LP (October 2006-
                                                                       January 2016).
-----------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
 1981                                                                  Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
-----------------------------------------------------------------------------------------------------------------------------
 Tracy R. Mitchell      Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1974                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (September 2013-January 2016); Managing Director,
                                                                       Client Services, Charles Schwab (December 2009-
                                                                       August 2013).
-----------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
 1971                                                                  Manager, Investment Systems (2011-January 2013)
                                                                       for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA Entities.
 1964                   Secretary           and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
 1964                                                                  Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
-----------------------------------------------------------------------------------------------------------------------------

                                                   TERM OF OFFICE/1/
                                                     AND LENGTH OF
NAME AND YEAR OF BIRTH        POSITION                  SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and     Since 2013                 Vice President and Deputy Chief Compliance Officer
 1961                   Deputy Chief                                      of all the DFA Entities. Deputy Chief Compliance
                        Compliance Officer                                Officer of Dimensional Fund Advisors LP (since
                                                                          December 2012). Formerly, Chief Compliance
                                                                          Officer of Wellington Management Company, LLP
                                                                          (2004-2011).
--------------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President         Since 2010                 Vice President of all the DFA Entities, Dimensional
 1974                                                                     Cayman Commodity Fund I Ltd., and Dimensional
                                                                          Fund Advisors Canada ULC (since April 2016).
                                                                          Deputy General Counsel, Funds (since 2011).
--------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
 1976                   Chief Investment       and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                        Officer                Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                          of Dimensional Funds plc and Dimensional Fund II
                                                                          plc.
--------------------------------------------------------------------------------------------------------------------------------
 Randy C. Olson         Vice President         Since 2016                 Vice President of all the DFA Entities. Formerly,
 1980                                                                     Senior Compliance Officer for Dimensional Fund
                                                                          Advisors LP (July 2014-January 2016); Vice
                                                                          President Regional Head of Investment Compliance,
                                                                          Asia, PIMCO Asia Private Limited (July 2012-July
                                                                          2014); Country Compliance Officer, Janus Capital,
                                                                          Singapore Private Limited (May 2011-June 2012).
--------------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
 1973                                                                     Manager for Dimensional Fund Advisors LP (since
                                                                          July 2005).
--------------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President         Since 2010                 Vice President of all the DFA Entities.
 1978
--------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
 1977                                                                     Regional Director for Dimensional Fund Advisors LP
                                                                          (2012-January 2013); Senior Consultant (June 2011-
                                                                          December 2011) and Senior Investment Analyst and
                                                                          Consultant (July 2008-June 2011) at Hewitt
                                                                          EnnisKnupp.
--------------------------------------------------------------------------------------------------------------------------------
 Mary T. Phillips       Vice President         Since 2016                 Vice President of all the DFA Entities. Senior
 1981                                                                     Portfolio Manager (January 2015-present). Formerly,
                                                                          Portfolio Manager (April 2014-January 2015) and
                                                                          Investment Associate for Dimensional Fund Advisors
                                                                          LP (July 2012-March 2014).
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President         Since 2015                 Vice President of all the DFA Entities. Senior
 1984                                                                     Manager, Advisor Benchmarking (since January
                                                                          2015) for Dimensional Fund Advisors LP. Formerly,
                                                                          Manager, Advisor Benchmarking (April 2012-
                                                                          December 2014) for Dimensional Fund Advisors LP;
                                                                          Senior Manager, Research and Consulting
                                                                          (October 2010-April 2012) for Crain Communications
                                                                          Inc.
--------------------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
 1974                                                                     Regional Director (May 2011-January 2015) for
                                                                          Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President         Since 2015                 Vice President of all the DFA Entities. Counsel for
 1976                                                                     Dimensional Fund Advisors LP (since February
                                                                          2015). Formerly, Chief Financial Officer and General
                                                                          Counsel for Relentless (March 2014-January 2015);
                                                                          Vice President of all the DFA Entities (January 2013-
                                                                          March 2014); Counsel for Dimensional Fund
                                                                          Advisors LP (January 2009-March 2014).
--------------------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
 1961                                                                     Limited, Dimensional Fund Advisors Ltd. and
                                                                          Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President         Since 2011                 Vice President of all the DFA Entities. Senior
 1970                                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                                          (since January 2015). Formerly, Portfolio Manager
                                                                          for Dimensional Fund Advisors LP
                                                                          (2006-January 2015).
--------------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
--------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors LP;
                                                           Senior Financial Consultant and Chief Accounting
                                                           Officer (July 2002-July 2013) for MFS Investment
                                                           Management.
--------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
--------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Vice President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).
--------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for Dimensional
                                                           Fund Advisors LP (January 2012-January 2014);
                                                           Director of Human Resources at Spansion, Inc.
                                                           (March 2009-December 2011).
--------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data (January
                                                           2014-January 2015), Senior Associate, Investment
                                                           Analytics and Data (January 2013-January 2014),
                                                           Associate, Investment Analytics and Data (January
                                                           2012-January 2013), and Investment Data Analyst
                                                           (April 2010-January 2012) for Dimensional Fund
                                                           Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities.
 1959
--------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate
                                                           (April 2011-January 2013) for Dimensional Fund
                                                           Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January 2015)
                                                           for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities.
 1965
--------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
--------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior
 1981                                                      Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           (January 2012-January 2015) and Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (August 2010-December 2011).
--------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
--------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
 1977                                                      Manager of Dimensional Fund Advisors LP
                                                           (since January 2010).
--------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Andrew D. Smith         Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Grady M. Smith          Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Matthew Snider          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2011-January 2016); Sales Executive,
                                                           Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth      Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------------
Charlene L. St. John    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                       Senior Manager for Dimensional Fund Advisors LP
                                                           (September 2014-January 2016); Vice President of
                                                           Marketing, Forward Management/Salient
                                                           (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------------
Brent M. Stone          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                       Project Manager (September 2012-December 2015)
                                                           and Manager, Corporate Systems for Dimensional
                                                           Fund Advisors LP (January 2011-September 2012).
-----------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                       Manager, Investment Analytics and Data (2012-
                                                           January 2013) and Research Assistant (2002-2011)
                                                           for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
James J. Taylor         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and
                                                           Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP (since
                                                           2004).
-----------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Director of Marketing
                                                           and Investor Relations for Treaty Oak Capital
                                                           Management (July 2011-October 2011); Vice
                                                           President for Rockspring Capital (October
                                                           2010-July 2011).
-----------------------------------------------------------------------------------------------------------------
Griffin S. Watkins      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                       Regional Director (January 2014-January 2016) and
                                                           Senior Associate (January 2011-December 2013).for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Timothy P. Wei          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                       Counsel for Dimensional Fund Advisors LP
                                                           (July 2014-January 2016); Assistant General
                                                           Counsel, Teacher Retirement System of Texas
                                                           (October 2008-June 2014).
--------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
--------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
--------------------------------------------------------------------------------------------------------------
Kristina M. Williams    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                       Client Service Supervisor for Dowling & Yahnke
                                                           (July 2014-January 2016); Head of Operations for
                                                           The Elements Financial Group (January 2013-June
                                                           2014); Head of Operations for Vericimetry Advisors
                                                           LLC (July 2011-December 2012).
--------------------------------------------------------------------------------------------------------------
Jeremy J. Willis        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Manager, Client Systems for Dimensional Fund
                                                           Advisors LP (May 2012-January 2016); Vice
                                                           President, Implementations, Citigroup (August 2006-
                                                           October 2011).
--------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since
                                                           June 2014) for Dimensional Fund Advisors LP.
                                                           Formerly, Senior Manager, Recruiting (December
                                                           2012-June 2014) for Dimensional Fund Advisors LP;
                                                           Co-Head of Global Recruiting (May 2009-November
                                                           2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------------
Cecelia K. Wong         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                       Client Service Manager for Dimensional Fund
                                                           Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------------
Craig A. Wright         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2011-January 2016); Senior
                                                           Associate, PricewaterhouseCoopers LP (July 2009-
                                                           November 2011).
--------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)



For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                       QUALIFYING
                                                                                                          FOR
                                                   NET                                                 CORPORATE
                                               INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING
                                                 INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.          DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)
------------------------------------          ------------- ------------- ------------- ------------- ------------ ----------
VA U.S. Targeted Value Portfolio.............       16%          15%           69%           100%         100%        100%
VA U.S. Large Value Portfolio................       31%           0%           69%           100%         100%        100%
VA International Value Portfolio.............      100%          --            --            100%         100%        100%
VA International Small Portfolio.............       39%           3%           58%           100%         100%        100%
VA Short-Term Fixed Portfolio................       77%          17%            6%           100%          --          --
VA Global Bond Portfolio.....................       79%           4%           17%           100%          --          --
VIT Inflation-Protected Securities Portfolio.      100%          --            --            100%          --          --
DFA VA Global Moderate Allocation Portfolio..       88%          --            12%           100%         100%        100%

                                                                                         QUALIFYING
                                                                                           SHORT-
                                                 U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                              GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.          INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------          ----------- --------- --------- ---------- ----------
VA U.S. Targeted Value Portfolio.............      --        --         --       100%       100%
VA U.S. Large Value Portfolio................      --        --         --       100%       100%
VA International Value Portfolio.............      --         5%       100%      100%       100%
VA International Small Portfolio.............      --         6%       100%      100%       100%
VA Short-Term Fixed Portfolio................      11%       --         --       100%       100%
VA Global Bond Portfolio.....................      --        --         --       100%       100%
VIT Inflation-Protected Securities Portfolio.     100%       --         --       100%       100%
DFA VA Global Moderate Allocation Portfolio..      --         2%        32%      100%       100%

----------

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-004A
 [LOGO]                                                              00185759

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

DFA Investment Dimensions Group Inc.
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
          LETTER TO SHAREHOLDERS
          DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.............   1
             Performance Charts..................................   2
             Management's Discussion and Analysis................   4
             Disclosure of Fund Expenses.........................   7
             Disclosure of Portfolio Holdings....................   9
             Summary Schedules of Portfolio Holdings
                 U.S. Large Cap Growth Portfolio.................  10
                 U.S. Small Cap Growth Portfolio.................  13
                 International Large Cap Growth Portfolio........  16
                 International Small Cap Growth Portfolio........  20
             Statements of Assets and Liabilities................  24
             Statements of Operations............................  25
             Statements of Changes in Net Assets.................  26
             Financial Highlights................................  27
             Notes to Financial Statements.......................  29
             Report of Independent Registered Public Accounting
               Firm..............................................  40
             Section 19(a) Notice................................  41
          FUND MANAGEMENT........................................  42
          VOTING PROXIES ON FUND PORTFOLIO SECURITIES............  57
          NOTICE TO SHAREHOLDERS.................................  58

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
---------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)     Non-Annualized
(D)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP GROWTH PORTFOLIO VS.
RUSSELL 1000(R) GROWTH INDEX
DECEMBER 20, 2012-OCTOBER 31, 2016

                                    [CHART]

                U.S. Large Cap Growth          Russell 1000/R/
                     Portfolio                  Growth Index
             ---------------------------      ----------------
  12/20/2012         $10,000                     $10,000
  12/31/2012           9,980                       9,901
   1/31/2013          10,470                      10,326
   2/28/2013          10,590                      10,454
   3/31/2013          10,979                      10,846
   4/30/2013          11,150                      11,076
   5/31/2013          11,440                      11,282
   6/30/2013          11,269                      11,070
   7/31/2013          11,892                      11,657
   8/31/2013          11,611                      11,457
   9/30/2013          12,104                      11,968
  10/31/2013          12,658                      12,497
  11/30/2013          13,072                      12,850
  12/31/2013          13,366                      13,217
   1/31/2014          12,769                      12,840
   2/28/2014          13,437                      13,501
   3/31/2014          13,470                      13,365
   4/30/2014          13,531                      13,365
   5/31/2014          13,877                      13,782
   6/30/2014          14,106                      14,050
   7/31/2014          13,851                      13,835
   8/31/2014          14,483                      14,469
   9/30/2014          14,237                      14,259
  10/31/2014          14,646                      14,635
  11/30/2014          15,199                      15,099
  12/31/2014          15,025                      14,941
   1/31/2015          14,684                      14,713
   2/28/2015          15,552                      15,693
   3/31/2015          15,373                      15,515
   4/30/2015          15,425                      15,592
   5/31/2015          15,539                      15,812
   6/30/2015          15,216                      15,533
   7/31/2015          15,581                      16,060
   8/31/2015          14,706                      15,085
   9/30/2015          14,333                      14,712
  10/31/2015          15,494                      15,978
  11/30/2015          15,494                      16,023
  12/31/2015          15,271                      15,788
   1/31/2016          14,563                      14,907
   2/29/2016          14,721                      14,900
   3/31/2016          15,723                      15,905
   4/30/2016          15,554                      15,760
   5/31/2016          15,789                      16,066
   6/30/2016          15,831                      16,003
   7/31/2016          16,481                      16,758          Past performance is not predictive of
   8/31/2016          16,417                      16,675          future performance.
   9/30/2016          16,376                      16,736          The returns shown do not reflect the
  10/31/2016          15,959                      16,343          deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
         AVERAGE ANNUAL       ONE         SINCE                   redemption of fund shares.
         TOTAL RETURN         YEAR      INCEPTION                 Russell data copyright (C) Russell
         ---------------------------------------------------      Investment Group 1995-2016, all
                              3.00%      12.86%                   rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SMALL CAP GROWTH PORTFOLIO VS.
RUSSELL 2000(R) GROWTH INDEX
DECEMBER 20, 2012-OCTOBER 31, 2016

                                    [CHART]

             U.S. Small Cap Growth     Russell 2000/R/ Growth
                   Portfolio                   Index
             -------------------       ----------------------
  12/20/2012       $10,000                    $10,000
  12/31/2012        10,060                      9,977
   1/31/2013        10,630                     10,634
   2/28/2013        10,690                     10,747
   3/31/2013        11,225                     11,295
   4/30/2013        11,085                     11,221
   5/31/2013        11,705                     11,790
   6/30/2013        11,718                     11,717
   7/31/2013        12,529                     12,603
   8/31/2013        12,249                     12,357
   9/30/2013        13,036                     13,217
  10/31/2013        13,517                     13,458
  11/30/2013        14,099                     14,011
  12/31/2013        14,358                     14,297
   1/31/2014        13,679                     14,050
   2/28/2014        14,237                     14,730
   3/31/2014        14,274                     14,367
   4/30/2014        13,848                     13,629
   5/31/2014        13,869                     13,760
   6/30/2014        14,591                     14,614
   7/31/2014        13,758                     13,729
   8/31/2014        14,347                     14,495
   9/30/2014        13,746                     13,719
  10/31/2014        14,550                     14,570
  11/30/2014        14,733                     14,664
  12/31/2014        14,966                     15,098
   1/31/2015        14,515                     14,754
   2/28/2015        15,561                     15,816
   3/31/2015        15,840                     16,099
   4/30/2015        15,419                     15,626
   5/31/2015        15,768                     16,200
   6/30/2015        15,968                     16,418
   7/31/2015        15,926                     16,485
   8/31/2015        14,970                     15,236
   9/30/2015        14,333                     14,273
  10/31/2015        15,178                     15,083
  11/30/2015        15,497                     15,636
  12/31/2015        14,726                     14,890
   1/31/2016        13,779                     13,277
   2/30/2016        13,883                     13,183
   3/31/2016        14,928                     14,193
   4/30/2016        14,959                     14,334
   5/31/2016        15,240                     14,720
   6/30/2016        15,136                     14,653
   7/31/2016        15,919                     15,611
   8/31/2016        16,013                     15,777
   9/30/2016        15,997                     16,004
  10/31/2016        15,348                     15,009
  11/30/2015        15,497                     15,636
  12/31/2015        14,726                     14,890
   1/31/2016        13,779                     13,277
   2/29/2016        13,883                     13,183
   3/31/2016        14,928                     14,193
   4/30/2016        14,959                     14,334
   5/31/2016        15,240                     14,720
   6/30/2016        15,136                     14,653
   7/31/2016        15,919                     15,611            Past performance is not predictive of
   8/31/2016        16,013                     15,777            future performance.
   9/30/2016        15,997                     16,004            The returns shown do not reflect the
  10/31/2016        15,348                     15,009            deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
         AVERAGE ANNUAL      ONE         SINCE                   redemption of fund shares.
         TOTAL RETURN        YEAR      INCEPTION                 Russell data copyright (C) Russell
         --------------------------------------------------      Investment Group 1995-2016, all
                             1.12%      11.73%                   rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL LARGE CAP GROWTH PORTFOLIO VS.
MSCI WORLD EX USA GROWTH INDEX (NET DIVIDENDS)
DECEMBER 20, 2012-OCTOBER 31, 2016

                                    [CHART]

            International Large Cap        MSCI World ex USA Growth
               Growth Portfolio              Index (net dividends)
             ------------------------      -------------------------
  12/20/2012        $10,000                        $10,000
  12/31/2012         10,030                          9,932
   1/31/2013         10,370                         10,366
   2/28/2013         10,300                         10,401
   3/31/2013         10,455                         10,553
   4/30/2013         10,846                         10,926
   5/31/2013         10,726                         10,714
   6/30/2013         10,440                         10,347
   7/31/2013         11,017                         10,831
   8/31/2013         10,835                         10,683
   9/30/2013         11,642                         11,392
  10/31/2013         11,998                         11,691
  11/30/2013         12,099                         11,773
  12/31/2013         12,336                         11,971
   1/31/2014         11,784                         11,452
   2/28/2014         12,479                         12,073
   3/31/2014         12,449                         12,018
   4/30/2014         12,593                         12,127
   5/31/2014         12,777                         12,355
   6/30/2014         12,955                         12,498
   7/31/2014         12,614                         12,230
   8/31/2014         12,707                         12,298
   9/30/2014         12,173                         11,843
  10/31/2014         12,142                         11,727
  11/30/2014         12,267                         11,959
  12/31/2014         11,797                         11,581
   1/31/2015         11,881                         11,635
   2/28/2015         12,460                         12,309
   3/31/2015         12,295                         12,163
   4/30/2015         12,727                         12,639
   5/31/2015         12,706                         12,593
   6/30/2015         12,315                         12,264
   7/31/2015         12,571                         12,532
   8/31/2015         11,697                         11,623
   9/30/2015         11,300                         11,147
  10/31/2015         11,985                         12,000
  11/30/2015         11,996                         11,908
  12/31/2015         11,796                         11,772
   1/31/2016         11,334                         11,056
   2/29/2016         11,076                         10,906
   3/31/2016         11,765                         11,613
   4/30/2016         11,884                         11,845
   5/31/2016         11,916                         11,799
   6/30/2016         11,782                         11,620
   7/31/2016         12,219                         12,183
   8/31/2016         12,109                         12,019
   9/30/2016         12,285                         12,197
  10/31/2016         11,814                         11,691              Past performance is not predictive of
                                                                        future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE          SINCE                      would pay on fund distributions or the
          TOTAL RETURN          YEAR       INCEPTION                    redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2016, all
                               -1.43%        4.41%                      rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP GROWTH INDEX (NET DIVIDENDS)
DECEMBER 20, 2012-OCTOBER 31, 2016

                                   [CHART]

            International Small Cap       MSCI World ex USA Small Cap
               Growth Portfolio           Growth Index (net dividends)
            ------------------------     -------------------------------
  12/20/2012        $10,000                         $10,000
  12/31/2012         10,050                           9,979
   1/31/2013         10,460                          10,332
   2/28/2013         10,530                          10,348
   3/31/2013         10,813                          10,608
   4/30/2013         11,123                          10,813
   5/31/2013         10,793                          10,585
   6/30/2013         10,619                          10,181
   7/31/2013         11,255                          10,814
   8/31/2013         11,225                          10,784
   9/30/2013         12,048                          11,690
  10/31/2013         12,383                          11,933
  11/30/2013         12,484                          12,008
  12/31/2013         12,824                          12,307
   1/31/2014         12,447                          12,074
   2/28/2014         13,150                          12,775
   3/31/2014         13,175                          12,667
   4/30/2014         13,175                          12,552
   5/31/2014         13,348                          12,745
   6/30/2014         13,518                          13,054
   7/31/2014         13,076                          12,710
   8/31/2014         13,220                          12,782
   9/30/2014         12,464                          12,034
  10/31/2014         12,361                          11,772
  11/30/2014         12,320                          11,792
  12/31/2014         12,200                          11,711
   1/31/2015         12,158                          11,597
   2/28/2015         12,901                          12,315
   3/31/2015         12,824                          12,223
   4/30/2015         13,486                          12,840
   5/31/2015         13,685                          13,020
   6/30/2015         13,523                          12,874
   7/31/2015         13,597                          12,969
   8/31/2015         12,993                          12,399
   9/30/2015         12,599                          11,940
  10/31/2015         13,237                          12,661
  11/30/2015         13,439                          12,797
  12/31/2015         13,477                          12,873
   1/31/2016         12,645                          11,868
   2/29/2016         12,505                          11,894
   3/31/2016         13,519                          12,878
   4/30/2016         13,638                          13,181
   5/31/2016         13,877                          13,338
   6/30/2016         13,329                          12,789
   7/31/2016         14,041                          13,470                 Past performance is not predictive of
   8/31/2016         13,975                          13,256                 future performance.
   9/30/2016         14,410                          13,716                 The returns shown do not reflect the
  10/31/2016         13,927                          13,162                 deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE           SINCE                         would pay on fund distributions or the
          TOTAL RETURN          YEAR        INCEPTION                       redemption of fund shares.
          ----------------------------------------------------------        MSCI data copyright MSCI 2016, all
                                5.21%         8.95%                         rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index /SM/........ 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE CAP GROWTH PORTFOLIO

   The U.S. Large Cap Growth Portfolio seeks to capture the returns of U.S. large-cap growth stocks with higher profitability. Growth is measured primarily by book-to-market ratio. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 3.00% for the Portfolio and 2.28% for the Russell 1000 Growth Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Portfolio's emphasis on higher profitability stocks contributed to its outperformance relative to the benchmark.

U.S. SMALL CAP GROWTH PORTFOLIO

   The U.S. Small Cap Growth Portfolio invests in a broadly diversified group of U.S. small-cap growth stocks with higher profitability. Growth is measured primarily by book-to-market ratio. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 1.12% for the Portfolio and -0.49% for the Russell 2000(R) Growth Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. Within small-cap growth stocks, the Portfolio excluded certain stocks with lower profitability and higher relative price, which contributed to its outperformance relative to the benchmark. These excluded stocks generally underperformed the benchmark during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         -2.27%
           MSCI World ex USA Small Cap Index.          3.96%
           MSCI World ex USA Value Index.....         -2.07%
           MSCI World ex USA Growth Index....         -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2016
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   For funds investing in non-US equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a fund and its benchmark index may impact relative performance over the referenced period. The funds price foreign exchange rates at the closing of the U.S. market while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2016, these differences generally benefited the funds' relative performance.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

   The International Large Cap Growth Portfolio seeks to capture the returns of developed ex U.S. large-cap growth stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 470 securities in 21 developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were -1.43% for the Portfolio and -2.58% for the MSCI World ex USA Growth Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With smaller stocks outperforming larger stocks, the Portfolio's emphasis on large company stocks with relatively smaller market capitalizations than the broad large cap universe contributed positively to its performance relative to the benchmark.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

   The International Small Cap Growth Portfolio seeks to capture the returns of developed ex U.S. small-cap growth stocks, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2016, the Portfolio held approximately 1,200 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2016, total returns were 5.21% for the Portfolio and 3.95% for the MSCI World ex USA Small Cap Growth Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio generally excludes real estate investment trusts (REITs), which had a positive impact on its performance relative to the benchmark, as REITs underperformed the benchmark. In addition, Portfolio's greater weight in microcap securities contributed to relative performance as these securities outperformed.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2016
    EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/16  10/31/16    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
    U.S. LARGE CAP GROWTH PORTFOLIO
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,026.00    0.20%    $1.02
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,024.13    0.20%    $1.02

    U.S. SMALL CAP GROWTH PORTFOLIO
    -------------------------------
    Actual Fund Return
     Institutional Class Shares..... $1,000.00 $1,026.00    0.40%    $2.04
    Hypothetical 5% Annual Return
     Institutional Class Shares..... $1,000.00 $1,023.13    0.40%    $2.03

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          05/01/16  10/31/16    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  994.10    0.30%    $1.50
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.63    0.30%    $1.53

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,021.20    0.55%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.37    0.55%    $2.80

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. LARGE CAP GROWTH PORTFOLIO
Consumer Discretionary.......................  21.4%
Consumer Staples.............................  12.0%
Energy.......................................   0.4%
Financials...................................   2.5%
Health Care..................................  14.0%
Industrials..................................  16.5%
Information Technology.......................  24.0%
Materials....................................   5.6%
Real Estate..................................   0.1%
Telecommunication Services...................   3.5%
                                              -----
                                              100.0%

          U.S. SMALL CAP GROWTH PORTFOLIO
Consumer Discretionary.......................  23.5%
Consumer Staples.............................   5.6%
Energy.......................................   1.1%
Financials...................................   6.6%
Health Care..................................  12.2%
Industrials..................................  23.4%
Information Technology.......................  19.2%
Materials....................................   6.0%
Real Estate..................................   0.7%
Telecommunication Services...................   1.4%
Utilities....................................   0.3%
                                              -----
                                              100.0%

     INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
Consumer Discretionary.......................  18.4%
Consumer Staples.............................  13.4%
Energy.......................................   1.7%
Financials...................................   7.5%
Health Care..................................  14.4%
Industrials..................................  20.1%
Information Technology.......................   6.9%
Materials....................................   6.3%
Real Estate..................................   0.7%
Telecommunication Services...................   9.4%
Utilities....................................   1.2%
                                              -----
                                              100.0%

     INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
Consumer Discretionary.......................  21.5%
Consumer Staples.............................   8.8%
Energy.......................................   2.6%
Financials...................................   5.0%
Health Care..................................   7.7%
Industrials..................................  27.2%
Information Technology.......................  13.6%
Materials....................................   8.8%
Real Estate..................................   1.3%
Telecommunication Services...................   2.5%
Utilities....................................   1.0%
                                              -----
                                              100.0%

                        U.S. LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                           PERCENTAGE
                                          SHARES          VALUE+         OF NET ASSETS**
                                          ------          ------         ---------------
COMMON STOCKS -- (88.0%)
Consumer Discretionary -- (18.8%)
*   Amazon.com, Inc....................     47,194    $    37,274,765               3.4%
#   Harley-Davidson, Inc...............     88,754          5,060,753               0.5%
    Home Depot, Inc. (The).............    226,513         27,636,851               2.5%
    Lowe's Cos., Inc...................    150,027          9,999,300               0.9%
    McDonald's Corp....................    137,103         15,433,685               1.4%
*   O'Reilly Automotive, Inc...........     17,670          4,672,655               0.4%
#   Omnicom Group, Inc.................     66,550          5,312,021               0.5%
    Starbucks Corp.....................    213,798         11,346,260               1.0%
    TJX Cos., Inc. (The)...............    109,002          8,038,897               0.7%
    Walt Disney Co. (The)..............    107,926         10,003,661               0.9%
    Other Securities...................                   100,824,007               9.2%
                                                      ---------------            -------
Total Consumer Discretionary...........                   235,602,855              21.4%
                                                      ---------------            -------
Consumer Staples -- (10.6%)
    Altria Group, Inc..................    343,479         22,710,831               2.1%
#   Clorox Co. (The)...................     43,477          5,218,110               0.5%
    Coca-Cola Co. (The)................    478,286         20,279,326               1.8%
    Costco Wholesale Corp..............     47,799          7,068,038               0.6%
    Dr Pepper Snapple Group, Inc.......     54,761          4,807,468               0.4%
    General Mills, Inc.................     93,166          5,774,429               0.5%
    PepsiCo, Inc.......................    252,123         27,027,586               2.5%
    Other Securities...................                    39,629,170               3.6%
                                                      ---------------            -------
Total Consumer Staples.................                   132,514,958              12.0%
                                                      ---------------            -------
Energy -- (0.3%)
    Other Securities...................                     3,999,342               0.4%
                                                      ---------------            -------
Financials -- (2.2%)
    Marsh & McLennan Cos., Inc.........     71,753          4,548,423               0.4%
    S&P Global, Inc....................     40,373          4,919,450               0.4%
    Other Securities...................                    18,004,428               1.7%
                                                      ---------------            -------
Total Financials.......................                    27,472,301               2.5%
                                                      ---------------            -------
Health Care -- (12.3%)
    AbbVie, Inc........................    291,167         16,241,295               1.5%
    Amgen, Inc.........................     78,509         11,082,330               1.0%
*   Biogen, Inc........................     37,544         10,519,078               1.0%
*   Celgene Corp.......................     86,402          8,828,556               0.8%
    Gilead Sciences, Inc...............    210,980         15,534,457               1.4%
    Johnson & Johnson..................    304,233         35,287,986               3.2%
    UnitedHealth Group, Inc............     79,202         11,193,619               1.0%
    Other Securities...................                    44,948,111               4.0%
                                                      ---------------            -------
Total Health Care......................                   153,635,432              13.9%
                                                      ---------------            -------
Industrials -- (14.5%)
    3M Co..............................     97,458         16,109,807               1.5%
    Boeing Co. (The)...................     98,585         14,041,462               1.3%
#   Emerson Electric Co................    109,897          5,569,580               0.5%
    General Dynamics Corp..............     30,450          4,590,033               0.4%
    Honeywell International, Inc.......    102,585         11,251,523               1.0%
    Lockheed Martin Corp...............     44,576         10,982,635               1.0%
    Northrop Grumman Corp..............     31,079          7,117,091               0.6%
    Raytheon Co........................     33,316          4,551,299               0.4%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                 PERCENTAGE
                                                SHARES          VALUE+         OF NET ASSETS**
                                                ------          ------         ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B....    120,679    $    13,004,369               1.2%
#     WW Grainger, Inc.......................     29,865          6,215,504               0.6%
      Other Securities.......................                    87,662,078               7.9%
                                                            ---------------            -------
Total Industrials............................                   181,095,381              16.4%
                                                            ---------------            -------
Information Technology -- (21.2%)
      Accenture P.L.C. Class A...............     97,240         11,303,178               1.0%
#*    Alliance Data Systems Corp.............     31,449          6,430,377               0.6%
      Apple, Inc.............................    376,284         42,723,285               3.9%
*     Fiserv, Inc............................     48,037          4,730,684               0.4%
#     International Business Machines Corp...    152,220         23,394,692               2.1%
      Mastercard, Inc. Class A...............    173,803         18,600,397               1.7%
      Microsoft Corp.........................    739,902         44,334,928               4.0%
      Oracle Corp............................    176,807          6,792,925               0.6%
      Texas Instruments, Inc.................    172,379         12,213,052               1.1%
#     Visa, Inc. Class A.....................    204,422         16,866,859               1.5%
      Other Securities.......................                    77,115,750               7.1%
                                                            ---------------            -------
Total Information Technology.................                   264,506,127              24.0%
                                                            ---------------            -------
Materials -- (4.9%)
      LyondellBasell Industries NV Class A...     74,846          5,953,999               0.5%
      Monsanto Co............................     46,463          4,682,077               0.4%
      Praxair, Inc...........................     55,360          6,480,442               0.6%
      Other Securities.......................                    44,346,733               4.1%
                                                            ---------------            -------
Total Materials..............................                    61,463,251               5.6%
                                                            ---------------            -------
Real Estate -- (0.1%)
      Other Securities.......................                     1,382,823               0.1%
                                                            ---------------            -------
Telecommunication Services -- (3.1%)
      Verizon Communications, Inc............    795,409         38,259,173               3.5%
      Other Securities.......................                        87,465               0.0%
                                                            ---------------            -------
Total Telecommunication Services.............                    38,346,638               3.5%
                                                            ---------------            -------
TOTAL COMMON STOCKS..........................                 1,100,019,108              99.8%
                                                            ---------------            -------
TOTAL INVESTMENT SECURITIES..................                 1,100,019,108
                                                            ---------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S.
       Government Money Market Fund, 0.260%..  6,245,990          6,245,990               0.6%
                                                            ---------------            -------

SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@  DFA Short Term Investment Fund......... 12,429,205        143,830,764              13.0%
                                                            ---------------            -------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,151,953,219)......................                $ 1,250,095,862             113.4%
                                                            ===============            =======

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  235,602,855           --   --    $  235,602,855
 Consumer Staples..................    132,514,958           --   --       132,514,958
 Energy............................      3,999,342           --   --         3,999,342
 Financials........................     27,472,301           --   --        27,472,301
 Health Care.......................    153,635,432           --   --       153,635,432
 Industrials.......................    181,095,381           --   --       181,095,381
 Information Technology............    264,506,127           --   --       264,506,127
 Materials.........................     61,463,251           --   --        61,463,251
 Real Estate.......................      1,382,823           --   --         1,382,823
 Telecommunication Services........     38,346,638           --   --        38,346,638
Temporary Cash Investments.........      6,245,990           --   --         6,245,990
Securities Lending Collateral......             -- $143,830,764   --       143,830,764
                                    -------------- ------------   --    --------------
TOTAL.............................. $1,106,265,098 $143,830,764   --    $1,250,095,862
                                    ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                            PERCENTAGE
                                             SHARES         VALUE+        OF NET ASSETS**
                                             ------         ------        ---------------
COMMON STOCKS -- (77.2%)
Consumer Discretionary -- (18.1%)
#   American Eagle Outfitters, Inc........     81,308    $   1,385,488               0.4%
#*  Buffalo Wild Wings, Inc...............     11,333        1,650,651               0.5%
#   Cable One, Inc........................      2,900        1,672,546               0.5%
#   Cheesecake Factory, Inc. (The)........     24,884        1,323,580               0.4%
    Drew Industries, Inc..................     16,366        1,465,575               0.5%
#*  Five Below, Inc.......................     45,756        1,719,510               0.5%
#*  Tenneco, Inc..........................     37,802        2,081,756               0.7%
#   Texas Roadhouse, Inc..................     34,104        1,381,894               0.4%
    Thor Industries, Inc..................     23,758        1,884,247               0.6%
#   Tupperware Brands Corp................     35,905        2,137,066               0.7%
#   Wendy's Co. (The).....................    121,664        1,318,838               0.4%
    Other Securities......................                  56,725,170              17.8%
                                                         -------------            -------
Total Consumer Discretionary..............                  74,746,321              23.4%
                                                         -------------            -------
Consumer Staples -- (4.3%)
    B&G Foods, Inc........................     40,334        1,710,162               0.5%
    Lancaster Colony Corp.................     12,376        1,616,924               0.5%
#   PriceSmart, Inc.......................     15,578        1,416,819               0.5%
    Other Securities......................                  12,970,853               4.1%
                                                         -------------            -------
Total Consumer Staples....................                  17,714,758               5.6%
                                                         -------------            -------
Energy -- (0.9%)
*   Parsley Energy, Inc. Class A..........     46,208        1,520,243               0.5%
    Other Securities......................                   2,071,182               0.6%
                                                         -------------            -------
Total Energy..............................                   3,591,425               1.1%
                                                         -------------            -------
Financials -- (5.1%)
#   Bank of Hawaii Corp...................     18,354        1,379,303               0.4%
#   Federated Investors, Inc. Class B.....     59,678        1,611,306               0.5%
    FirstCash, Inc........................     29,038        1,370,594               0.4%
#   NorthStar Asset Management Group, Inc.     96,172        1,317,556               0.4%
    Other Securities......................                  15,240,472               4.9%
                                                         -------------            -------
Total Financials..........................                  20,919,231               6.6%
                                                         -------------            -------
Health Care -- (9.4%)
    Cantel Medical Corp...................     23,418        1,668,064               0.5%
*   Catalent, Inc.........................     60,080        1,370,425               0.4%
#   Chemed Corp...........................     10,083        1,425,938               0.5%
*   INC Research Holdings, Inc. Class A...     44,039        2,012,582               0.6%
*   Masimo Corp...........................     37,541        2,064,755               0.7%
    Other Securities......................                  30,193,362               9.4%
                                                         -------------            -------
Total Health Care.........................                  38,735,126              12.1%
                                                         -------------            -------
Industrials -- (18.1%)
*   Avis Budget Group, Inc................     55,227        1,787,146               0.6%
    Crane Co..............................     26,313        1,789,547               0.6%
#   Deluxe Corp...........................     22,082        1,351,418               0.4%
#*  Dycom Industries, Inc.................     19,091        1,468,671               0.5%
#*  Generac Holdings, Inc.................     35,444        1,350,062               0.4%
#*  Hawaiian Holdings, Inc................     32,490        1,462,862               0.5%
#   Healthcare Services Group, Inc........     44,087        1,629,896               0.5%
    John Bean Technologies Corp...........     16,832        1,344,035               0.4%
#   Landstar System, Inc..................     25,587        1,820,515               0.6%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                       SHARES         VALUE+        OF NET ASSETS**
                                                                       ------         ------        ---------------
Industrials -- (Continued)
      Valmont Industries, Inc.......................................     10,209    $   1,306,242               0.4%
      Other Securities..............................................                  59,346,113              18.5%
                                                                                   -------------            -------
Total Industrials...................................................                  74,656,507              23.4%
                                                                                   -------------            -------
Information Technology -- (14.8%)
#     Blackbaud, Inc................................................     27,883        1,712,016               0.5%
*     Cardtronics P.L.C. Class A....................................     26,702        1,335,100               0.4%
#*    Cimpress NV...................................................     18,911        1,574,341               0.5%
*     Cirrus Logic, Inc.............................................     27,868        1,504,315               0.5%
*     Coherent, Inc.................................................     12,509        1,302,437               0.4%
*     CoreLogic, Inc................................................     37,773        1,607,619               0.5%
      InterDigital, Inc.............................................     20,174        1,425,293               0.5%
#     j2 Global, Inc................................................     19,749        1,405,141               0.4%
#*    Paycom Software, Inc..........................................     35,245        1,823,224               0.6%
      Pegasystems, Inc..............................................     44,651        1,379,716               0.4%
*     Rackspace Hosting, Inc........................................     47,468        1,516,128               0.5%
      Science Applications International Corp.......................     25,978        1,790,144               0.6%
*     Ubiquiti Networks, Inc........................................     29,808        1,562,833               0.5%
      Other Securities..............................................                  41,206,106              12.9%
                                                                                   -------------            -------
Total Information Technology........................................                  61,144,413              19.2%
                                                                                   -------------            -------
Materials -- (4.6%)
      Balchem Corp..................................................     18,280        1,387,452               0.4%
      Trinseo SA....................................................     27,499        1,442,322               0.4%
#     Worthington Industries, Inc...................................     27,814        1,307,258               0.4%
      Other Securities..............................................                  14,898,746               4.8%
                                                                                   -------------            -------
Total Materials.....................................................                  19,035,778               6.0%
                                                                                   -------------            -------
Real Estate -- (0.6%)
      Other Securities..............................................                   2,222,849               0.7%
                                                                                   -------------            -------
Telecommunication Services -- (1.1%)
      Other Securities..............................................                   4,558,147               1.4%
                                                                                   -------------            -------
Utilities -- (0.2%)
      Other Securities..............................................                     872,577               0.3%
                                                                                   -------------            -------
TOTAL COMMON STOCKS.................................................                 318,197,132              99.8%
                                                                                   -------------            -------
TOTAL INVESTMENT SECURITIES.........................................                 318,197,132
                                                                                   -------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.260%.......................................................  1,724,875        1,724,875               0.5%
                                                                                   -------------            -------

SECURITIES LENDING COLLATERAL -- (22.4%)
(S)@  DFA Short Term Investment Fund................................  7,991,389       92,476,353              29.0%
                                                                                   -------------            -------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $385,329,111).............................................                 $ 412,398,360             129.3%
                                                                                   =============            =======

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
 Consumer Discretionary.......... $ 74,746,321          --   --    $ 74,746,321
 Consumer Staples................   17,714,758          --   --      17,714,758
 Energy..........................    3,591,425          --   --       3,591,425
 Financials......................   20,919,231          --   --      20,919,231
 Health Care.....................   38,735,126          --   --      38,735,126
 Industrials.....................   74,656,507          --   --      74,656,507
 Information Technology..........   61,144,413          --   --      61,144,413
 Materials.......................   19,035,778          --   --      19,035,778
 Real Estate.....................    2,222,849          --   --       2,222,849
 Telecommunication Services......    4,558,147          --   --       4,558,147
 Utilities.......................      872,577          --   --         872,577
Temporary Cash Investments.......    1,724,875          --   --       1,724,875
Securities Lending Collateral....           -- $92,476,353   --      92,476,353
                                  ------------ -----------   --    ------------
TOTAL............................ $319,922,007 $92,476,353   --    $412,398,360
                                  ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                            PERCENTAGE
                                             SHARES         VALUE++       OF NET ASSETS**
                                             ------         -------       ---------------
COMMON STOCKS -- (93.7%)
AUSTRALIA -- (6.3%)
    Amcor, Ltd............................    101,420    $   1,132,015               0.5%
    Brambles, Ltd.........................    139,674        1,222,888               0.5%
#   Commonwealth Bank of Australia........     43,756        2,435,935               1.1%
    CSL, Ltd..............................     18,979        1,448,203               0.6%
    Westpac Banking Corp..................     64,278        1,486,425               0.7%
    Other Securities......................                   7,354,405               3.3%
                                                         -------------            -------
TOTAL AUSTRALIA...........................                  15,079,871               6.7%
                                                         -------------            -------

AUSTRIA -- (0.1%)
    Other Securities......................                     216,542               0.1%
                                                         -------------            -------

BELGIUM -- (0.4%)
    Other Securities......................                     938,639               0.4%
                                                         -------------            -------

CANADA -- (8.1%)
    Canadian National Railway Co..........     30,284        1,903,955               0.8%
    Royal Bank of Canada..................     23,490        1,467,578               0.7%
    Other Securities......................                  16,076,879               7.1%
                                                         -------------            -------
TOTAL CANADA..............................                  19,448,412               8.6%
                                                         -------------            -------

DENMARK -- (1.2%)
    Novo Nordisk A.S. Class B.............     60,881        2,168,915               0.9%
    Other Securities......................                     638,833               0.3%
                                                         -------------            -------
TOTAL DENMARK.............................                   2,807,748               1.2%
                                                         -------------            -------

FINLAND -- (0.8%)
    Other Securities......................                   1,881,473               0.8%
                                                         -------------            -------

FRANCE -- (8.6%)
#   Air Liquide SA........................     11,229        1,141,008               0.5%
    Airbus Group SE.......................     21,050        1,249,946               0.6%
    Carrefour SA..........................     59,990        1,572,275               0.7%
    Cie Generale des Etablissements
     Michelin.............................     16,453        1,781,992               0.8%
    LVMH Moet Hennessy Louis Vuitton SE...     10,265        1,868,857               0.8%
    Safran SA.............................     16,824        1,157,682               0.5%
    Valeo SA..............................     25,564        1,475,167               0.6%
#   Vinci SA..............................     17,144        1,241,560               0.5%
    Other Securities......................                   9,157,187               4.1%
                                                         -------------            -------
TOTAL FRANCE..............................                  20,645,674               9.1%
                                                         -------------            -------

GERMANY -- (8.3%)
    Adidas AG.............................      7,210        1,184,560               0.5%
    Bayer AG..............................     28,730        2,852,591               1.3%
    Deutsche Post AG......................     38,199        1,184,584               0.5%
    Deutsche Telekom AG...................    163,651        2,670,002               1.2%
    Fresenius SE & Co. KGaA...............     18,864        1,393,808               0.6%
    Infineon Technologies AG..............     66,892        1,203,072               0.5%
    Siemens AG............................     13,044        1,482,025               0.7%
    Other Securities......................                   7,816,947               3.5%
                                                         -------------            -------
TOTAL GERMANY.............................                  19,787,589               8.8%
                                                         -------------            -------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                          SHARES         VALUE++       OF NET ASSETS**
                                          ------         -------       ---------------
HONG KONG -- (3.1%)
    AIA Group, Ltd.....................    226,200    $   1,423,024               0.6%
#   Hong Kong Exchanges and Clearing,
     Ltd...............................     51,999        1,374,671               0.6%
    Other Securities...................                   4,574,332               2.1%
                                                      -------------            -------
TOTAL HONG KONG........................                   7,372,027               3.3%
                                                      -------------            -------

IRELAND -- (0.4%)
    Other Securities...................                     946,799               0.4%
                                                      -------------            -------

ISRAEL -- (0.5%)
    Other Securities...................                   1,185,669               0.5%
                                                      -------------            -------

ITALY -- (1.8%)
    Other Securities...................                   4,322,632               1.9%
                                                      -------------            -------

JAPAN -- (22.4%)
    Fuji Heavy Industries, Ltd.........     30,800        1,203,556               0.5%
    Japan Tobacco, Inc.................     42,800        1,627,261               0.7%
    KDDI Corp..........................     91,500        2,780,974               1.2%
    NTT DOCOMO, Inc....................     55,400        1,391,315               0.6%
    SoftBank Group Corp................     51,240        3,227,150               1.4%
    Sony Corp..........................     50,000        1,575,912               0.7%
    Other Securities...................                  41,879,628              18.7%
                                                      -------------            -------
TOTAL JAPAN............................                  53,685,796              23.8%
                                                      -------------            -------

NETHERLANDS -- (2.5%)
    RELX NV............................     73,922        1,246,512               0.5%
    Unilever NV........................     43,684        1,826,865               0.8%
    Other Securities...................                   2,961,436               1.4%
                                                      -------------            -------
TOTAL NETHERLANDS......................                   6,034,813               2.7%
                                                      -------------            -------

NEW ZEALAND -- (0.3%)
    Other Securities...................                     782,465               0.4%
                                                      -------------            -------

NORWAY -- (0.8%)
    Other Securities...................                   1,869,181               0.8%
                                                      -------------            -------

SINGAPORE -- (1.2%)
    Other Securities...................                   2,802,521               1.2%
                                                      -------------            -------

SPAIN -- (2.2%)
    Amadeus IT Group SA................     37,346        1,757,646               0.8%
    Telefonica SA......................    189,541        1,925,851               0.9%
    Other Securities...................                   1,699,207               0.7%
                                                      -------------            -------
TOTAL SPAIN............................                   5,382,704               2.4%
                                                      -------------            -------

SWEDEN -- (2.3%)
    Other Securities...................                   5,621,553               2.5%
                                                      -------------            -------

SWITZERLAND -- (7.5%)
    Givaudan SA........................        776        1,500,837               0.7%
    Roche Holding AG...................     29,029        6,667,426               3.0%
    Sika AG............................        241        1,158,356               0.5%
    Syngenta AG........................      4,072        1,629,475               0.7%
    Other Securities...................                   7,002,941               3.1%
                                                      -------------            -------
TOTAL SWITZERLAND......................                  17,959,035               8.0%
                                                      -------------            -------

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                            PERCENTAGE
                                            SHARES          VALUE++       OF NET ASSETS**
                                            ------          -------       ---------------
UNITED KINGDOM -- (14.9%)
      AstraZeneca P.L.C. Sponsored ADR...      69,175    $   1,959,036               0.9%
      BAE Systems P.L.C..................     279,385        1,851,136               0.8%
      British American Tobacco P.L.C.....      21,589        1,237,329               0.5%
#     British American Tobacco P.L.C.
       Sponsored ADR.....................      28,092        3,227,490               1.4%
      BT Group P.L.C.....................     386,214        1,772,737               0.8%
      Centrica P.L.C.....................     708,675        1,856,200               0.8%
      Compass Group P.L.C................      74,325        1,344,849               0.6%
      Experian P.L.C.....................      61,861        1,189,249               0.5%
#     GlaxoSmithKline P.L.C. Sponsored
       ADR...............................     106,579        4,264,226               1.9%
      Imperial Brands P.L.C..............      26,528        1,283,208               0.6%
      Unilever P.L.C. Sponsored ADR......      36,915        1,538,248               0.7%
      Other Securities...................                   14,032,003               6.2%
                                                         -------------            -------
TOTAL UNITED KINGDOM.....................                   35,555,711              15.7%
                                                         -------------            -------
TOTAL COMMON STOCKS......................                  224,326,854              99.3%
                                                         -------------            -------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities...................                      361,154               0.2%
                                                         -------------            -------
TOTAL PREFERRED STOCKS...................                      361,154               0.2%
                                                         -------------            -------
TOTAL INVESTMENT SECURITIES..............                  224,688,008
                                                         -------------

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund.....   1,271,261       14,711,031               6.5%
                                                         -------------            -------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $237,464,746)....................                 $ 239,399,039             106.0%
                                                         =============            =======

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
 Australia.......................          -- $ 15,079,871   --    $ 15,079,871
 Austria.........................          --      216,542   --         216,542
 Belgium......................... $   825,768      112,871   --         938,639
 Canada..........................  19,448,412           --   --      19,448,412
 Denmark.........................          --    2,807,748   --       2,807,748
 Finland.........................          --    1,881,473   --       1,881,473
 France..........................          --   20,645,674   --      20,645,674
 Germany.........................          --   19,787,589   --      19,787,589
 Hong Kong.......................      38,000    7,334,027   --       7,372,027
 Ireland.........................          --      946,799   --         946,799
 Israel..........................     460,124      725,545   --       1,185,669
 Italy...........................          --    4,322,632   --       4,322,632
 Japan...........................          --   53,685,796   --      53,685,796
 Netherlands.....................   1,826,865    4,207,948   --       6,034,813
 New Zealand.....................          --      782,465   --         782,465
 Norway..........................          --    1,869,181   --       1,869,181
 Singapore.......................          --    2,802,521   --       2,802,521
 Spain...........................          --    5,382,704   --       5,382,704
 Sweden..........................          --    5,621,553   --       5,621,553
 Switzerland.....................          --   17,959,035   --      17,959,035
 United Kingdom..................  12,310,775   23,244,936   --      35,555,711
Preferred Stocks
 Germany.........................          --      361,154   --         361,154
Securities Lending Collateral....          --   14,711,031   --      14,711,031
                                  ----------- ------------   --    ------------
TOTAL............................ $34,909,944 $204,489,095   --    $239,399,039
                                  =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2016

                                                                          PERCENTAGE
                                            SHARES        VALUE++       OF NET ASSETS**
                                            ------        -------       ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (6.5%)
    JB Hi-Fi, Ltd.........................   18,244    $     393,284               0.3%
    Tabcorp Holdings, Ltd.................  105,571          387,866               0.3%
    Other Securities......................                 7,579,425               6.4%
                                                       -------------            -------
TOTAL AUSTRALIA...........................                 8,360,575               7.0%
                                                       -------------            -------

AUSTRIA -- (1.0%)
    ANDRITZ AG............................   11,026          576,498               0.5%
    Other Securities......................                   628,895               0.5%
                                                       -------------            -------
TOTAL AUSTRIA.............................                 1,205,393               1.0%
                                                       -------------            -------

BELGIUM -- (1.3%)
    bpost SA..............................   13,114          348,891               0.3%
    Other Securities......................                 1,260,977               1.1%
                                                       -------------            -------
TOTAL BELGIUM.............................                 1,609,868               1.4%
                                                       -------------            -------

CANADA -- (9.8%)
*   B2Gold Corp...........................  121,500          351,465               0.3%
    Cineplex, Inc.........................    9,583          364,373               0.3%
#   Parkland Fuel Corp....................   14,012          327,291               0.3%
    Toromont Industries, Ltd..............   12,004          352,611               0.3%
    Other Securities......................                11,069,670               9.3%
                                                       -------------            -------
TOTAL CANADA..............................                12,465,410              10.5%
                                                       -------------            -------

CHINA -- (0.0%)
    Other Securities......................                    15,590               0.0%
                                                       -------------            -------

DENMARK -- (1.9%)
    GN Store Nord A.S.....................   22,718          460,454               0.4%
    SimCorp A.S...........................    6,294          347,577               0.3%
*   William Demant Holding A.S............   17,995          334,834               0.3%
    Other Securities......................                 1,326,298               1.1%
                                                       -------------            -------
TOTAL DENMARK.............................                 2,469,163               2.1%
                                                       -------------            -------

FINLAND -- (2.5%)
    Amer Sports Oyj.......................   14,606          397,419               0.3%
    Elisa Oyj.............................   16,557          557,825               0.5%
    Huhtamaki Oyj.........................   10,672          430,700               0.4%
    Orion Oyj Class B.....................   14,096          599,981               0.5%
    Other Securities......................                 1,214,093               1.0%
                                                       -------------            -------
TOTAL FINLAND.............................                 3,200,018               2.7%
                                                       -------------            -------

FRANCE -- (4.8%)
    SEB SA................................    2,861          421,069               0.4%
    Teleperformance.......................    7,151          755,557               0.6%
*   Ubisoft Entertainment SA..............   12,800          435,527               0.4%
    Other Securities......................                 4,515,115               3.8%
                                                       -------------            -------
TOTAL FRANCE..............................                 6,127,268               5.2%
                                                       -------------            -------

GERMANY -- (5.6%)
*   Dialog Semiconductor P.L.C............    9,177          360,904               0.3%
    Hugo Boss AG..........................    7,202          452,864               0.4%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                          SHARES        VALUE++       OF NET ASSETS**
                                          ------        -------       ---------------
 GERMANY -- (Continued)
     KION Group AG......................    6,683    $     403,789               0.3%
 *   KUKA AG............................    3,429          389,126               0.3%
     MTU Aero Engines AG................    6,697          699,327               0.6%
     Stada Arzneimittel AG..............    8,232          412,823               0.3%
     Other Securities...................                 4,467,851               3.9%
                                                     -------------            -------
 TOTAL GERMANY..........................                 7,186,684               6.1%
                                                     -------------            -------

 HONG KONG -- (3.0%)
     Other Securities...................                 3,844,699               3.2%
                                                     -------------            -------

 IRELAND -- (0.3%)
     Other Securities...................                   417,499               0.4%
                                                     -------------            -------

 ISRAEL -- (0.6%)
     Other Securities...................                   728,427               0.6%
                                                     -------------            -------

 ITALY -- (3.1%)
     Moncler SpA........................   20,863          347,326               0.3%
     Prysmian SpA.......................   23,676          588,765               0.5%
     Recordati SpA......................   13,988          395,565               0.3%
     Other Securities...................                 2,596,610               2.2%
                                                     -------------            -------
 TOTAL ITALY............................                 3,928,266               3.3%
                                                     -------------            -------

 JAPAN -- (23.0%)
     Other Securities...................                29,444,539              24.8%
                                                     -------------            -------

 NETHERLANDS -- (1.7%)
     Aalberts Industries NV.............   13,450          424,772               0.4%
     Koninklijke Vopak NV...............    8,125          410,089               0.3%
     Other Securities...................                 1,330,267               1.1%
                                                     -------------            -------
 TOTAL NETHERLANDS......................                 2,165,128               1.8%
                                                     -------------            -------

 NEW ZEALAND -- (1.1%)
     Fisher & Paykel Healthcare Corp.,
      Ltd...............................   64,294          407,074               0.4%
     Other Securities...................                   940,065               0.7%
                                                     -------------            -------
 TOTAL NEW ZEALAND......................                 1,347,139               1.1%
                                                     -------------            -------

 NORWAY -- (0.9%)
     Other Securities...................                 1,201,292               1.0%
                                                     -------------            -------

 PORTUGAL -- (0.3%)
     Other Securities...................                   395,350               0.3%
                                                     -------------            -------

 SINGAPORE -- (1.1%)
     Other Securities...................                 1,372,270               1.2%
                                                     -------------            -------

 SPAIN -- (1.7%)
 #   Bolsas y Mercados Espanoles SHMSF
      SA................................   11,465          346,498               0.3%
     Distribuidora Internacional de
      Alimentacion SA...................   95,842          511,901               0.4%
     Other Securities...................                 1,281,910               1.1%
                                                     -------------            -------
 TOTAL SPAIN............................                 2,140,309               1.8%
                                                     -------------            -------

 SWEDEN -- (2.6%)
     Other Securities...................                 3,314,069               2.8%
                                                     -------------            -------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                           SHARES        VALUE++       OF NET ASSETS**
                                           ------        -------       ---------------
SWITZERLAND -- (4.0%)
      dorma+kaba Holding AG Class B......      463    $     321,731               0.3%
      Georg Fischer AG...................      572          507,133               0.4%
      Logitech International SA..........   21,088          510,045               0.4%
      Straumann Holding AG...............      950          356,431               0.3%
      Temenos Group AG...................    8,866          572,580               0.5%
      Other Securities...................                 2,850,870               2.4%
                                                      -------------            -------
TOTAL SWITZERLAND........................                 5,118,790               4.3%
                                                      -------------            -------

UNITED KINGDOM -- (14.7%)
      Booker Group P.L.C.................  244,737          536,772               0.5%
      Daily Mail & General Trust P.L.C.
       Class A...........................   38,411          352,561               0.3%
      DS Smith P.L.C.....................   99,755          486,425               0.4%
      G4S P.L.C..........................  226,232          607,686               0.5%
      Halma P.L.C........................   50,035          640,544               0.5%
      Howden Joinery Group P.L.C.........   97,053          444,420               0.4%
      IG Group Holdings P.L.C............   55,820          563,681               0.5%
      IMI P.L.C..........................   38,321          465,466               0.4%
      Micro Focus International P.L.C....   12,498          327,258               0.3%
      Rentokil Initial P.L.C.............  281,817          786,078               0.7%
      Rightmove P.L.C....................   12,339          563,240               0.5%
      Spirax-Sarco Engineering P.L.C.....   10,308          555,743               0.5%
      Other Securities...................                12,494,806              10.4%
                                                      -------------            -------
TOTAL UNITED KINGDOM.....................                18,824,680              15.9%
                                                      -------------            -------

UNITED STATES -- (0.1%)
      Other Securities...................                    96,990               0.1%
                                                      -------------            -------
TOTAL COMMON STOCKS......................               116,979,416              98.6%
                                                      -------------            -------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Fuchs Petrolub SE..................    8,841          395,714               0.3%
      Other Securities...................                   534,710               0.5%
                                                      -------------            -------
TOTAL GERMANY............................                   930,424               0.8%
                                                      -------------            -------

UNITED KINGDOM -- (0.0%)
      Other Securities...................                       959               0.0%
                                                      -------------            -------
TOTAL PREFERRED STOCKS...................                   931,383               0.8%
                                                      -------------            -------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities...................                     2,015               0.0%
                                                      -------------            -------
TOTAL RIGHTS/WARRANTS....................                     2,015               0.0%
                                                      -------------            -------
TOTAL INVESTMENT SECURITIES..............               117,912,814
                                                      -------------

                                                         VALUE+
                                                         ------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund.....  853,222        9,873,483               8.3%
                                                      -------------            -------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $119,933,667)....................              $ 127,786,297             107.7%
                                                      =============            =======

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
 Australia.......................          -- $  8,360,575   --    $  8,360,575
 Austria.........................          --    1,205,393   --       1,205,393
 Belgium.........................          --    1,609,868   --       1,609,868
 Canada.......................... $12,465,410           --   --      12,465,410
 China...........................          --       15,590   --          15,590
 Denmark.........................          --    2,469,163   --       2,469,163
 Finland.........................          --    3,200,018   --       3,200,018
 France..........................          --    6,127,268   --       6,127,268
 Germany.........................          --    7,186,684   --       7,186,684
 Hong Kong.......................          --    3,844,699   --       3,844,699
 Ireland.........................          --      417,499   --         417,499
 Israel..........................          --      728,427   --         728,427
 Italy...........................          --    3,928,266   --       3,928,266
 Japan...........................      22,153   29,422,386   --      29,444,539
 Netherlands.....................          --    2,165,128   --       2,165,128
 New Zealand.....................          --    1,347,139   --       1,347,139
 Norway..........................          --    1,201,292   --       1,201,292
 Portugal........................          --      395,350   --         395,350
 Singapore.......................          --    1,372,270   --       1,372,270
 Spain...........................          --    2,140,309   --       2,140,309
 Sweden..........................       7,488    3,306,581   --       3,314,069
 Switzerland.....................          --    5,118,790   --       5,118,790
 United Kingdom..................          --   18,824,680   --      18,824,680
 United States...................      60,500       36,490   --          96,990
Preferred Stocks
 Germany.........................          --      930,424   --         930,424
 United Kingdom..................          --          959   --             959
Rights/Warrants
 Australia.......................          --        2,015   --           2,015
Securities Lending Collateral....          --    9,873,483   --       9,873,483
                                  ----------- ------------   --    ------------
TOTAL............................ $12,555,551 $115,230,746   --    $127,786,297
                                  =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                           INTERNATIONAL INTERNATIONAL
                                                             U.S. LARGE CAP U.S. SMALL CAP   LARGE CAP     SMALL CAP
                                                                 GROWTH         GROWTH        GROWTH        GROWTH
                                                               PORTFOLIO*     PORTFOLIO*    PORTFOLIO*    PORTFOLIO*
                                                             -------------- -------------- ------------- -------------
ASSETS:
Investments at Value (including $178,480, $97,237,
 $14,553 and $9,841 of securities on loan,
 respectively)..............................................  $  1,100,019   $    318,197  $    224,688  $    117,913
Temporary Cash Investments at Value & Cost..................         6,246          1,725            --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $143,811, $92,464, $14,710 and
 $9,872)....................................................       143,831         92,476        14,711         9,873
Foreign Currencies at Value.................................            --             --           122           368
Cash........................................................            --             --           422           321
Receivables:
  Investment Securities Sold................................            --          1,786            --           299
  Dividends, Interest and Tax Reclaims......................         1,155             45           688           254
  Securities Lending Income.................................            35             32            19            22
  Fund Shares Sold..........................................         1,054            412            64            45
Prepaid Expenses and Other Assets...........................            33             17            18            14
                                                              ------------   ------------  ------------  ------------
     Total Assets...........................................     1,252,373        414,690       240,732       129,109
                                                              ------------   ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       143,809         92,464        14,709         9,871
  Investment Securities Purchased...........................         4,226          2,777             5           452
  Fund Shares Redeemed......................................         1,532            305            68            45
  Due to Advisor............................................           139             93            31            18
Accrued Expenses and Other Liabilities......................            87             27            33            26
                                                              ------------   ------------  ------------  ------------
     Total Liabilities......................................       149,793         95,666        14,846        10,412
                                                              ------------   ------------  ------------  ------------
NET ASSETS..................................................  $  1,102,580   $    319,024  $    225,886  $    118,697
                                                              ============   ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $1,102,580; $319,024; $225,886 and $118,697 and
 shares outstanding of 73,948,646; 21,764,203;
 20,951,966 and 9,354,015, respectively.....................  $      14.91   $      14.66  $      10.78  $      12.69
                                                              ============   ============  ============  ============
Investments at Cost.........................................  $  1,001,897   $    291,140  $    222,755  $    110,062
                                                              ============   ============  ============  ============
Foreign Currencies at Cost..................................  $         --   $         --  $        122  $        367
                                                              ============   ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  1,007,297   $    290,100  $    240,073  $    110,293
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         1,512             16           485           339
Accumulated Net Realized Gain (Loss)........................        (4,371)         1,839       (16,590)          220
Net Unrealized Foreign Exchange Gain (Loss).................            --             --           (16)           (8)
Net Unrealized Appreciation (Depreciation)..................        98,142         27,069         1,934         7,853
                                                              ------------   ------------  ------------  ------------
NET ASSETS..................................................  $  1,102,580   $    319,024  $    225,886  $    118,697
                                                              ============   ============  ============  ============
(1) NUMBER OF SHARES AUTHORIZED.............................   100,000,000    100,000,000   100,000,000   100,000,000
                                                              ============   ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                       INTERNATIONAL INTERNATIONAL
                                                                 U.S. LARGE U.S. SMALL   LARGE CAP     SMALL CAP
                                                                 CAP GROWTH CAP GROWTH    GROWTH        GROWTH
                                                                 PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                 ---------- ---------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $0, $482 and
   $225, respectively)..........................................  $18,299    $ 3,150      $ 5,465       $2,522
  Income from Securities Lending................................      345        428          134          237
                                                                  -------    -------      -------       ------
     Total Investment Income....................................   18,644      3,578        5,599        2,759
                                                                  -------    -------      -------       ------
FUND EXPENSES
  Investment Management Fees....................................    1,542        931          506          533
  Accounting & Transfer Agent Fees..............................       53         18           25           20
  Custodian Fees................................................        5          1           51           82
  Filing Fees...................................................      104         43           38           27
  Shareholders' Reports.........................................       37         14           12            7
  Directors'/Trustees' Fees & Expenses..........................        6          2            1            1
  Professional Fees.............................................       18          6            5            3
  Other.........................................................       26         13           20           19
                                                                  -------    -------      -------       ------
     Total Expenses.............................................    1,791      1,028          658          692
                                                                  -------    -------      -------       ------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)....................       23         35          (52)        (105)
  Fees Paid Indirectly (Note C).................................       --         --           (4)          (2)
                                                                  -------    -------      -------       ------
  Net Expenses..................................................    1,814      1,063          602          585
                                                                  -------    -------      -------       ------
  NET INVESTMENT INCOME (LOSS)..................................   16,830      2,515        4,997        2,174
                                                                  -------    -------      -------       ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**................................   (4,281)     2,303       (5,598)         232
    Futures.....................................................      (81)      (330)         239           --
    Foreign Currency Transactions...............................       --         --            4           42
    Forward Currency Contracts..................................       --         --           (1)          (2)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   17,925     (4,519)      (1,805)       3,240
    Translation of Foreign Currency Denominated Amounts.........       --         --          (14)          (8)
                                                                  -------    -------      -------       ------
  NET REALIZED AND UNREALIZED GAIN (LOSS).......................   13,563     (2,546)      (7,175)       3,504
                                                                  -------    -------      -------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.....................................................  $30,393    $   (31)     $(2,178)      $5,678
                                                                  =======    =======      =======       ======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                      U.S. LARGE CAP GROWTH  U.S. SMALL CAP GROWTH INTERNATIONAL LARGE CAP INTERNATIONAL SMALL CAP
                                            PORTFOLIO             PORTFOLIO         GROWTH PORTFOLIO        GROWTH PORTFOLIO
                                      ---------------------  -------------------   ----------------------  ----------------------
                                         YEAR        YEAR       YEAR       YEAR      YEAR        YEAR        YEAR        YEAR
                                        ENDED       ENDED      ENDED      ENDED     ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016        2015       2016       2015      2016        2015        2016        2015
                                      ----------  ---------  ---------   --------  --------    --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $   16,830  $  11,269  $   2,515   $  1,543  $  4,997    $  4,254    $  2,174    $  1,821
  Net Realized Gain (Loss) on:
   Investment Securities Sold *......     (4,281)     3,976      2,303      1,831    (5,598)    (11,231)        232       1,212
   Futures...........................        (81)        --       (330)        --       239          --          --          --
   Foreign Currency
    Transactions.....................         --         --         --         --         4          (8)         42         (55)
   Forward Currency Contracts........         --         --         --         --        (1)         --          (2)         --
  Change in Unrealized
   Appreciation (Depreciation) of:
   Investment Securities and
    Foreign Currency.................     17,925     17,897     (4,519)     3,766    (1,805)      3,487       3,240       2,322
   Translation of Foreign Currency
    Denominated Amounts..............         --         --         --         --       (14)          7          (8)          5
                                      ----------  ---------  ---------   --------   --------    --------    --------    --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................     30,393     33,142        (31)     7,140    (2,178)     (3,491)      5,678       5,305
                                      ----------  ---------  ---------   --------   --------    --------    --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (16,719)   (10,235)    (2,486)    (1,450)   (4,712)     (4,006)     (2,089)     (1,634)
  Net Short-Term Gains:
   Institutional Class Shares........         --       (496)      (117)        --        --        (570)         --         (50)
  Net Long-Term Gains:
   Institutional Class Shares........     (3,863)    (1,926)    (1,669)      (914)       --        (332)     (1,165)       (598)
                                      ----------  ---------  ---------   --------   --------    --------    --------    --------
    Total Distributions..............    (20,582)   (12,657)    (4,272)    (2,364)   (4,712)     (4,908)     (3,254)     (2,282)
                                      ----------  ---------  ---------   --------   --------    --------    --------    --------
Capital Share Transactions (1):
  Shares Issued......................    475,731    301,935    175,891     87,843   124,823     120,895      37,416      33,313
  Shares Issued in Lieu of Cash
   Distributions.....................     20,411     12,560      4,230      2,349     4,565       4,166       3,232       2,261
  Shares Redeemed....................   (140,910)  (106,179)  (108,609)   (24,772)  (64,741)    (89,797)    (16,841)    (11,809)
                                      ----------  ---------  ---------   --------   --------    --------    --------    --------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    355,232    208,316     71,512     65,420    64,647      35,264      23,807      23,765
                                      ----------  ---------  ---------   --------   --------    --------    --------    --------
    Total Increase (Decrease) in
     Net Assets......................    365,043    228,801     67,209     70,196    57,757      26,865      26,231      26,788
NET ASSETS
  Beginning of Period................    737,537    508,736    251,815    181,619   168,129     141,264      92,466      65,678
                                      ----------  ---------  ---------   --------   --------    --------    --------    --------
  End of Period...................... $1,102,580  $ 737,537  $ 319,024   $251,815  $225,886    $168,129    $118,697    $ 92,466
                                      ==========  =========  =========   ========   ========    ========    ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     32,435     20,623     12,300      5,883    11,570      10,657       3,034       2,731
  Shares Issued in Lieu of Cash
   Distributions.....................      1,380        881        292        164       421         368         262         188
  Shares Redeemed....................     (9,629)    (7,295)    (7,914)    (1,658)   (6,067)     (8,087)     (1,370)       (972)
                                      ----------  ---------  ---------   --------   --------    --------    --------    --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     24,186     14,209      4,678      4,389     5,924       2,938       1,926       1,947
                                      ==========  =========  =========   ========   ========    ========    ========    ========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $    1,512  $   1,615  $      16   $    151  $    485    $    404    $    339    $    264

----------
See page 1 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   U.S. LARGE CAP GROWTH PORTFOLIO                 U.S. SMALL CAP GROWTH PORTFOLIO
                           -----------------------------------------        ---------------------------------------
                                                               PERIOD                                         PERIOD
                              YEAR       YEAR      YEAR       DEC. 20,        YEAR      YEAR      YEAR       DEC. 20,
                             ENDED      ENDED     ENDED      2012(A) TO      ENDED     ENDED     ENDED      2012(A) TO
                            OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,      OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                              2016       2015      2014         2013          2016      2015      2014         2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $    14.82  $  14.31  $  12.56   $  10.00        $  14.74  $  14.30  $  13.47   $  10.00
                           ----------  --------  --------   --------        --------  --------  --------   --------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............       0.27      0.26      0.23       0.16            0.14      0.10      0.09       0.07
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       0.17      0.56      1.73       2.49            0.02      0.51      0.93       3.44
                           ----------  --------  --------   --------        --------  --------  --------   --------
   Total from Investment
    Operations............       0.44      0.82      1.96       2.65            0.16      0.61      1.02       3.51
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....      (0.27)    (0.24)    (0.21)     (0.09)          (0.14)    (0.10)    (0.09)     (0.04)
 Net Realized Gains.......      (0.08)    (0.07)       --         --           (0.10)    (0.07)    (0.10)        --
                           ----------  --------  --------   --------        --------  --------  --------   --------
   Total Distributions....      (0.35)    (0.31)    (0.21)     (0.09)          (0.24)    (0.17)    (0.19)     (0.04)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    14.91  $  14.82  $  14.31   $  12.56        $  14.66  $  14.74  $  14.30   $  13.47
========================   ==========  ========  ========  ==========       ========  ========  ========  ==========
Total Return..............       3.00%     5.79%    15.70%     26.58%(C)        1.12%     4.31%     7.64%     35.17%(C)
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $1,102,580  $737,537  $508,736   $223,904        $319,024  $251,815  $181,619   $121,634
Ratio of Expenses to
 Average Net Assets.......       0.20%     0.20%     0.20%      0.20%(B)(D)     0.40%     0.40%     0.40%      0.40%(B)(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor)....       0.20%     0.20%     0.22%      0.28%(B)(D)     0.39%     0.40%     0.41%      0.49%(B)(D)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.86%     1.77%     1.69%      1.59%(D)        0.95%     0.70%     0.66%      0.71%(D)
Portfolio Turnover Rate...         14%       15%        8%        10%(C)          47%       16%       19%        25%(C)
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              INTERNATIONAL LARGE CAP GROWTH PORTFOLIO       INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                           ----------------------------------------        -------------------------------------
                                                               PERIOD                                       PERIOD
                              YEAR       YEAR      YEAR       DEC. 20,       YEAR      YEAR     YEAR       DEC. 20,
                             ENDED      ENDED     ENDED      2012(A) TO     ENDED     ENDED    ENDED      2012(A) TO
                            OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,     OCT. 31,  OCT. 31, OCT. 31,     OCT. 31,
                              2016       2015      2014         2013         2016      2015     2014         2013
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period...... $  11.19   $  11.68   $  11.81   $ 10.00        $  12.45  $ 11.98  $ 12.22    $ 10.00
                           --------   --------   --------   -------        --------  -------  -------    -------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A).............     0.27       0.28       0.31      0.24            0.25     0.28     0.25       0.24
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........    (0.43)     (0.43)     (0.16)     1.74            0.38     0.55    (0.26)      2.13
                           --------   --------   --------   -------        --------  -------  -------    -------
   Total from Investment
    Operations............    (0.16)     (0.15)      0.15      1.98            0.63     0.83    (0.01)      2.37
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....    (0.25)     (0.27)     (0.28)    (0.17)          (0.24)   (0.25)   (0.23)     (0.15)
 Net Realized Gains.......       --      (0.07)        --        --           (0.15)   (0.11)      --         --
                           --------   --------   --------   -------        --------  -------  -------    -------
   Total Distributions....    (0.25)     (0.34)     (0.28)    (0.17)          (0.39)   (0.36)   (0.23)     (0.15)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $  10.78   $  11.19   $  11.68   $ 11.81        $  12.69  $ 12.45  $ 11.98    $ 12.22
========================   ========   ========   ========  ==========      ========  ======== ========  ==========
Total Return..............    (1.43)%    (1.29)%     1.21%    19.98%(C)        5.21%    7.09%   (0.18)%    23.83%(C)
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $225,886   $168,129   $141,264   $46,708        $118,697  $92,466  $65,678    $44,274
Ratio of Expenses to
 Average Net Assets.......     0.30%      0.30%      0.30%     0.30%(B)(D)     0.55%    0.55%    0.55%      0.55%(B)(D)
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor
 and Fees Paid
 Indirectly)..............     0.33%      0.34%      0.37%     0.65%(B)(D)     0.65%    0.67%    0.72%      1.00%(B)(D)
Ratio of Net Investment
 Income to Average Net
 Assets...................     2.47%      2.45%      2.59%     2.60%(D)        2.04%    2.24%    2.00%      2.50%(D)
Portfolio Turnover Rate...       20%        37%        20%        3%(C)          29%      30%      29%         7%(C)
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers ninety-five operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "Portfolios"), are included in this report. The remaining ninety-one portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the "Domestic Equity Portfolios") and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such

Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

   For the year ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            U.S. Large Cap Growth Portfolio................... 0.17%
            U.S. Small Cap Growth Portfolio................... 0.35%
            International Large Cap Growth Portfolio.......... 0.25%
            International Small Cap Growth Portfolio.......... 0.50%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio's average net assets (the "Expense Limitation

Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

   For the year ended October 31, 2016, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and previously waived fees subject to future recovery by the Advisor as reflected below (amounts in thousands). The Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                      PREVIOUSLY
                                                                       RECOVERY      WAIVED FEES/
                                                                     OF PREVIOUSLY     EXPENSES
                                                                     WAIVED FEES/       ASSUMED
                                                        EXPENSE        EXPENSES    SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         LIMITATION AMOUNT    ASSUMED        RECOVERY
--------------------------                         ----------------- ------------- -----------------
U.S. Large Cap Growth Portfolio...................       0.20%            $45            $132
U.S. Small Cap Growth Portfolio...................       0.40%             46              25
International Large Cap Growth Portfolio..........       0.30%              1             184
International Small Cap Growth Portfolio..........       0.55%              1             305

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2016, expenses reduced were as follows (amounts in thousands):

                                                            FEES PAID
                                                            INDIRECTLY
         -                                                  ----------
         International Large Cap Growth Portfolio..........     $4
         International Small Cap Growth Portfolio..........      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             U.S. Large Cap Growth Portfolio................... $5
             U.S. Small Cap Growth Portfolio...................  2
             International Large Cap Growth Portfolio..........  1
             International Small Cap Growth Portfolio..........  1

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
        U.S. Large Cap Growth Portfolio.............. $485,803  $130,585
        U.S. Small Cap Growth Portfolio..............  196,575   125,295
        International Large Cap Growth Portfolio.....  105,415    39,566
        International Small Cap Growth Portfolio.....   54,502    31,125

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, and tax-equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                 INCREASE       INCREASE
                                                                (DECREASE)     (DECREASE)
                                                 INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                (DECREASE)    NET INVESTMENT  NET REALIZED
                                              PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                              --------------- -------------- --------------
U.S. Large Cap Growth Portfolio..............      $214           $(214)            --
U.S. Small Cap Growth Portfolio..............       293            (164)         $(129)
International Large Cap Growth Portfolio.....       207            (204)            (3)
International Small Cap Growth Portfolio.....        62             (10)           (52)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                           NET INVESTMENT
                                             INCOME AND
                                             SHORT-TERM     LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                           -------------- ------------- -------
 U.S. Large Cap Growth Portfolio
 2015.....................................    $10,731        $1,926     $12,657
 2016.....................................     16,719         3,863      20,582
 U.S. Small Cap Growth Portfolio
 2015.....................................      1,450           915       2,365
 2016.....................................      2,602         1,669       4,271
 International Large Cap Growth Portfolio
 2015.....................................      4,575           332       4,907
 2016.....................................      4,712            --       4,712
 International Small Cap Growth Portfolio
 2015.....................................      1,684           598       2,282
 2016.....................................      2,089         1,165       3,254

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                           NET INVESTMENT
                                             INCOME AND
                                             SHORT-TERM     LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS TOTAL
                                           -------------- ------------- -----
 U.S. Large Cap Growth Portfolio..........     $(214)            --     $(214)
 U.S. Small Cap Growth Portfolio..........      (164)         $(128)     (292)
 International Large Cap Growth Portfolio.      (207)            --      (207)
 International Small Cap Growth Portfolio.       (56)            (6)      (62)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                 UNDISTRIBUTED                                               TOTAL NET
                                 NET INVESTMENT                                            DISTRIBUTABLE
                                   INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                   SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                 -------------- ------------- ------------- -------------- -------------
U.S. Large Cap Growth Portfolio.     $1,517            --       $ (4,369)      $98,140       $ 95,288
U.S. Small Cap Growth Portfolio.         18        $1,839             --        27,069         28,926
International Large Cap Growth
  Portfolio.....................        485            --        (16,456)        1,784        (14,187)
International Small Cap Growth
  Portfolio.....................        401           222             --         7,782          8,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    UNLIMITED  TOTAL
                                                    --------- -------
          U.S. Large Cap Growth Portfolio..........  $ 4,369  $ 4,369
          U.S. Small Cap Growth Portfolio..........       --       --
          International Large Cap Growth Portfolio.   16,456   16,456
          International Small Cap Growth Portfolio.       --       --

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                NET UNREALIZED
                                          FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                             COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                          ----------- ------------ ------------ --------------
U.S. Large Cap Growth Portfolio.......... $1,151,956    $132,860     $(34,720)     $98,140
U.S. Small Cap Growth Portfolio..........    385,329      41,608      (14,539)      27,069
International Large Cap Growth Portfolio.    237,600      19,790      (17,990)       1,800
International Small Cap Growth Portfolio.    119,996      16,707       (8,917)       7,790

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior fiscal period remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. FORWARD CURRENCY CONTRACTS: The International Portfolios may acquire and sell forward foreign currency exchange contracts in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The International Portfolios may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to "lock in" the value of the transaction with respect to a different currency. In addition, the International Portfolios may, from time to time, enter into a forward contract to transfer balances from one currency to another currency. The decision to hedge an International Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the International Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the International Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2016 (amounts in thousands):

                                                      FORWARD
                                                     CURRENCY
                                                     CONTRACTS FUTURES
                                                     --------- -------
          U.S. Small Cap Growth Portfolio*..........     --     $ 49
          International Large Cap Growth Portfolio*.    $31      125
          International Small Cap Growth Portfolio*.     54       --

* The Portfolios had derivative activity during the period but it did not have open positions at October 31, 2016.

   The following is a summary of the location of derivative instrument holdings on the Portfolios' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2016:

      DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
      ---------------             --------------------------------------
      Equity contracts            Net Realized Gain (Loss) on: Futures
      Foreign exchange contracts  Net Realized Gain (Loss) on:
                                    Foreign Currency Transactions

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2016 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                  -------------------------
                                                          FOREIGN
                                                         EXCHANGE   EQUITY
                                                  TOTAL  CONTRACTS CONTRACTS
                                                  -----  --------- ---------
    U.S. Large Cap Growth Portfolio.............. $ (81)     --      $ (81)
    U.S. Small Cap Growth Portfolio..............  (330)     --       (330)
    International Large Cap Growth Portfolio.....   238     $(1)       239
    International Small Cap Growth Portfolio.....    (2)     (2)        --

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For the year ended October 31, 2016, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                       WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                        AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                     INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                     ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Growth Portfolio.....     1.07%       $ 1,354          7         --        $ 5,751
U.S. Small Cap Growth Portfolio.....     1.05%        12,356          9        $ 3         63,033
International Large Cap Growth
  Portfolio.........................     1.08%           589         45          1          2,189
International Small Cap Growth
  Portfolio.........................     1.14%           529         16         --          2,268

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2016, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolios did not utilize the interfund lending program during the year ended October 31, 2016.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2016, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers.

   At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2016, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

 PORTFOLIO                              PURCHASES  SALES  REALIZED GAIN (LOSS)
 ---------                              --------- ------- --------------------
 U.S. Large Cap Growth Portfolio.......  $72,555  $44,381       $(6,311)
 U.S. Small Cap Growth Portfolio.......   24,498   18,793        (1,920)
 International Large Cap Growth
   Portfolio...........................    2,669   10,726        (1,346)
 International Small Cap Growth
   Portfolio...........................    6,388    9,709          (345)

J. SECURITIES LENDING:

   As of October 31, 2016, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short- and/or long-term U.S. Treasuries and U.S. Government agency securities as follows (amounts in thousands):

                                                    MARKET  UNINVESTED
                                                    VALUE      CASH
                                                    ------- ----------
          U.S. Large Cap Growth Portfolio.......... $37,789      --
          U.S. Small Cap Growth Portfolio..........   6,800      --
          International Large Cap Growth Portfolio.     382    $132
          International Small Cap Growth Portfolio.     717      --

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016:

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF OCTOBER 31, 2016
                                          ---------------------------------------------------------
                                          OVERNIGHT AND            BETWEEN
                                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                          ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP GROWTH PORTFOLIO
Common Stocks............................ $143,830,764     --         --         --    $143,830,764
U.S. SMALL CAP GROWTH PORTFOLIO
Common Stocks............................ $ 92,476,353     --         --         --    $ 92,476,353
INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
Common Stocks............................ $ 14,711,031     --         --         --    $ 14,711,031
INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
Common Stocks............................ $  9,873,483     --         --         --    $  9,873,483

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                            APPROXIMATE
                                                           PERCENTAGE OF
                                               NUMBER OF    OUTSTANDING
                                              SHAREHOLDERS    SHARES
                                              ------------ -------------
       U.S. Large Cap Growth Portfolio.......      3            84%
       U.S. Small Cap Growth Portfolio.......      4            87%
       International Large Cap Growth
         Portfolio...........................      3            91%
       International Small Cap Growth
         Portfolio...........................      3            91%

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)


   As noted in the table provided below, on December 16, 2015, U.S. Small Cap Growth Portfolio paid distributions to shareholders of record as of December 15, 2015, that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                        % BREAKDOWN OF DISTRIBUTION SOURCES
                                 --------------------------------------------------
                                    NET      NET REALIZED   NET REALIZED
                                 INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                     INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                   ---------- -------------- -------------- ---------
U.S. Small Cap Growth Portfolio
 December 16, 2015..............    95%           0%             0%          5%

   The Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Portfolio is returned to the shareholder. A return of capital does not necessarily reflect the Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce the Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016 .

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016 .

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016 .

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED TRUSTEES/DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and                               investment companies   of Chicago Booth School of Business.
DIG.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
1947
--------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company) (29
1939                                                                        Portfolios) (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company (1997-
                                                                            2010).
--------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                    Director, BIRR Portfolio Analysis, Inc. (sofware
1943                                                                        Products) (1990- 2010).
--------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Human Resources Management and Economics,
Stanford University Graduate  DEM-Since 2010                                Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
434 Galvez Mall                                                             testimony and economic and financial analysis)
Stanford, CA 94305                                                          (since 2009). Formerly, Chairman of the President
1948                                                                        George W. Bush's Council of Economic Advisors,
                                                                            State of California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax Reform
                                                                            (2005)
--------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners) (1999-
Austin, TX 78746                                                            2009). Formerly, Director, American Centruy Fund
1941                                                                        Complex (registered investment companies) (43
                                                                            Portfolios) (1980-2014).
--------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33 portfolios)
                                                                            (since 2009). Formerly, Co-Director Investment
                                                                            Research, Fundamental Investment Advisors
                                                                            (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and Co-
                                                                           Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President, and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.
--------------------------------------------------------------------------------------------------------------------------------

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
--------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1974                                                           Vice President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
--------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (January 2011-January 2016).
--------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
--------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors
                                                               Ltd (since September 2013). Director of
                                                               Dimensional Funds plc and Dimensional Funds II
                                                               plc (since November 2013).
--------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
--------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
--------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President, Director and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
--------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012).
--------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
--------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (June 2011-January 2015) for
                                                        Dimensional Fund Advisors LP; Sales Executive for
                                                        Vanguard (2004-June 2011).
-------------------------------------------------------------------------------------------------------------
James G. Charles     Vice President    Since 2011       Vice President of all the DFA Entities.
1956
-------------------------------------------------------------------------------------------------------------
Joseph H. Chi        Vice President    Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                    Portfolio Management (since March 2012) and
                                                        Senior Portfolio Manager (since January 2012) for
                                                        Dimensional Fund Advisors LP. Vice President of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        April 2016). Formerly, Portfolio Manager for
                                                        Dimensional Fund Advisors LP (October 2005 to
                                                        January 2012).
-------------------------------------------------------------------------------------------------------------
Pil Sun Choi         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Counsel for Dimensional Fund Advisors LP (April
                                                        2012-January 2014); Vice President and Counsel
                                                        for AllianceBernstein L.P. (2006-2012).
-------------------------------------------------------------------------------------------------------------
Stephen A. Clark     Vice President    Since 2004       Vice President of all the DFA Entities. Director and
1972                                                    Vice President of Dimensional Japan Ltd (since
                                                        February 2016). President and Director of
                                                        Dimensional Fund Advisors Canada ULC (since
                                                        February 2016), Vice President of DFA Australia
                                                        Limited (since April 2008) and Director (since Oct
                                                        2016). Director of Dimensional Advisors Ltd,
                                                        Dimensional Fund Advisors Pte. Ltd., and
                                                        Dimensional Hong Kong Limited, (since April 2016),
                                                        Vice President of Dimensional Fund Advisors Pte
                                                        Ltd. (since June 2016), Head of Global Institutional
                                                        Services for Dimensional Fund Advisors LP (since
                                                        January 2014). Formerly, Vice President of
                                                        Dimensional Fund Advisors Canada ULC
                                                        (December 2010-February 2016); Head of
                                                        Institutional, North America (March 2012 to
                                                        December 2013) and Head of Portfolio Management
                                                        (January 2006 to March 2012) for Dimensional Fund
                                                        Advisors LP.
-------------------------------------------------------------------------------------------------------------
Matthew B. Cobb      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2011-March 2013); Vice President at
                                                        MullinTBG (2005-2011).
-------------------------------------------------------------------------------------------------------------
Rose C. Cooke        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2010-March 2014).
-------------------------------------------------------------------------------------------------------------
Ryan Cooper          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (2003-March 2014).
-------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell   Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (August 2002-January 2012).
-------------------------------------------------------------------------------------------------------------
Robert P. Cornell    Vice President    Since 2007       Vice President of all the DFA Entities.
1949
-------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                    Senior Associate, Research (January 2015-January
                                                        2016); Associate, Research (January 2014-January
                                                        2015); Analyst, Research (July 2010-January 2014)
                                                        for Dimensional Fund Advisors LP.

                                                 TERM OF OFFICE/1/
   NAME AND YEAR OF                               AND LENGTH OF
        BIRTH                  POSITION              SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and         Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief Compliance                     of all the DFA Entities, DFA Australia Limited and
                        Officer                                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                                    Officer and Chief Privacy Officer of Dimensional
                                                                    Fund Advisors Canada ULC, Chief Compliance
                                                                    Officer of Dimensional Fund Advisors Pte. Ltd.
                                                                    Formerly, Vice President and Global Chief
                                                                    Compliance Officer for Dimensional SmartNest (US)
                                                                    LLC (October 2010-2014).
--------------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President             Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                                Manager, Research Systems (November 2012-
                                                                    January 2016) for Dimensional Fund Advisors LP;
                                                                    Assistant Vice President, Oaktree Capital
                                                                    Management (April 2011-October 2012.
--------------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President             Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                                Regional Director (July 2013-January 2015) for
                                                                    Dimensional Fund Advisors LP; Relationship
                                                                    Manager for Blackrock, Inc. (July 2011-July
                                                                    2013);Vice President for Towers Watson (formerly,
                                                                    WellsCanning) (June 2009-July 2011).
--------------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President             Since 1999       Vice President of all the DFA Entities.
1956
--------------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President             Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                                Limited and Dimensional Fund Advisors Canada
                                                                    ULC.
--------------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President             Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                                Regional Director (January 2012-January 2014) and
                                                                    Senior Associate (August 2010-December 2011) for
                                                                    Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President             Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                                Regional Director (May 2011-January 2015) for
                                                                    Dimensional Fund Advisors LP; Vice President,
                                                                    Portfolio Specialist (January 2007-May 2011) for
                                                                    Morgan Stanley Investment Management.
--------------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President             Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                                Associate, Research (November 2012-January
                                                                    2015) for Dimensional Fund Advisors LP; Senior
                                                                    Consultant, NERA Economic Consulting, New York
                                                                    (May 2010-November 2012).
--------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President             Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                                Officer for Dimensional Fund Advisors LP (since
                                                                    January 2016).
--------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President             Since 2001       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President             Since 2014       Vice President of all the DFA Entities. Head of
1979                                                                Marketing for Dimensional Fund Advisors LP (since
                                                                    February 2013). Formerly, Senior Manager of
                                                                    Research and Marketing for Dimensional Fund
                                                                    Advisors LP (June 2012-January 2013); Director of
                                                                    Mutual Fund Analysis at Morningstar (January 2008-
                                                                    May 2012).
--------------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President             Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                                Regional Director (May 2008-January 2015) for
                                                                    Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and         Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                         DFA Entities and DFA Australia Limited. Chief
                                                                    Operating Officer for Dimensional Fund Advisors
                                                                    Pte. Ltd. (since April 2013). Formerly, Chief
                                                                    Operating Officer for Dimensional Fund Advisors
                                                                    Ltd. (July 2008-March 2013).

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker   Vice President            Since 2004       Vice President of all the DFA Entities.
1971
-----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall        Vice President            Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                             Portfolio Management (since March 2012) and
                                                                 Senior Portfolio Manager (since January 2012) of
                                                                 Dimensional Fund Advisors LP. Vice President of
                                                                 Dimensional Fund Advisors Canada ULC (since
                                                                 April 2016). Formerly, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP (September 2004-
                                                                 January 2012).
-----------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President            Since 2009       Vice President of all the DFA Entities.
1970
-----------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                             Vice President for Dimensional SmartNest (US) LLC
                                                                 (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
-----------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President            Since 2007       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
-----------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President            Since 2000       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President            Since 2007       Vice President of all the DFA Entities.
1974
-----------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
-----------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP
                                                                 (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President            Since 2005       Vice President of all the DFA Entities.
1967
-----------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd., Dimensional
                                                                 Hong Kong Limited, Dimensional Cayman
                                                                 Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                 Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                 DFA Australia Ltd. Formerly, interim Chief Financial
                                                                 Officer and interim Treasurer (April 2016-
                                                                 September 2016), and Controller (August 2015-
                                                                 September 2016) of all the DFA Entities); Vice
                                                                 President of T. Rowe Price Group, Inc. and Director
                                                                 of Investment Treasury and Treasurer of the
                                                                 T. Rowe Price Funds (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President            Since 2004       Vice President of all the DFA Entities.
1967

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                       Managing Director, Co-Head Global Consultant
                                                           Relations at BlackRock (2004-2011).
---------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                       Senior Compliance Officer (November 2010-
                                                           January 2015) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President    Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager for Dimensional Fund Advisors LP
                                                           (January 2013-Present). Formerly, Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (January 2010-January 2013).
---------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
---------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
---------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional Fund
                                                           Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for Dimensional
                                                           Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
---------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities
                                                           LLC, Dimensional Cayman Commodity Fund I Ltd.
                                                           and Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings
                                                           Inc., DFA Securities LLC, Dimensional Fund
                                                           Advisors LP, Dimensional Cayman Commodity
                                                           Fund I Ltd., Dimensional Advisors Ltd. and
                                                           Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015); Director, Vice President, and Chief
                                                           Privacy Officer of Dimensional Fund Advisors
                                                           Canada ULC (until February 2015); Director of DFA
                                                           Australia Limited, Dimensional Fund Advisors Ltd.
                                                           and Dimensional Advisors Ltd. (until
                                                           February 2015); and Director and Vice President of
                                                           Dimensional Hong Kong Limited and Dimensional
                                                           Fund Advisors Pte. Ltd. (until February 2015).
---------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
David M. Kershner    Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                    Manager for Dimensional Fund Advisors LP (since
                                                        June 2004).
------------------------------------------------------------------------------------------------------------
Arun C. Keswani      Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (January 2015-Present). Formerly, Portfolio
                                                        Manager (January 2013-January 2015) and
                                                        Investment Associate (October 2011-January 2013)
                                                        for Dimensional Fund Advisors LP; Investment
                                                        Banking Associate at Morgan Stanley (August 2010-
                                                        September 2011).
------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President
                                                        and Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
------------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-
                                                        January 2016); Senior Associate, Institutional
                                                        (April 2007-January 2015) for Dimensional Fund
                                                        Advisors LP.
------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly,
1969                                                    Vice President -- Global Operations at Janus
                                                        Capital Group (2005-2011).
------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2008-January 2013).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January 2015)
                                                        for Dimensional Fund Advisors LP; Vice President
                                                        and Tax Manager, North America (August 2006-
                                                        April 2012) for Pacific Investment Management
                                                        Company.
-----------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969
-----------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                    Senior Manager, Marketing Operations
                                                        (January 2014-January 2015), Manager, Client
                                                        Systems (October 2011-January 2014) and RFP
                                                        Manager (April 2010-October 2011) for Dimensional
                                                        Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1969                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President    Since 2010       Vice President of all the DFA Entities and
1972                                                    Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President    Since 2008       Vice President of all DFA Entities and Head of
1970                                                    Global Human Resources for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1965                                                    Senior Compliance Officer (May 2012-January
                                                        2015) for Dimensional Fund Advisors LP; Chief
                                                        Compliance Officer (April 2010-April 2012) for Al
                                                        Frank Asset Management.
-----------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1975                                                    Regional Director of Dimensional Fund Advisors LP
                                                        (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1984                                                    Regional Director (January 2009-January 2014) and
                                                        Senior Associate (2011) for Dimensional Fund
                                                        Advisors LP.
-----------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1959                                                    Manager, Project Management Office for
                                                        Dimensional Fund Advisors LP (October 2006-
                                                        January 2016).
-----------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1981                                                    Manager (since September 2011) for Dimensional
                                                        Fund Advisors LP. Formerly, Portfolio Manager for
                                                        Wells Capital Management (October 2004-
                                                        September 2011).
-----------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (September 2013-January 2016); Managing
                                                        Director, Client Services, Charles Schwab
                                                        (December 2009-August 2013).
-----------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, Investment Systems (2011-January 2013)
                                                        for Dimensional Fund Advisors LP.

                                                TERM OF OFFICE/1/
 NAME AND YEAR OF                                 AND LENGTH OF
       BIRTH                 POSITION                SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and        Vice President since  Vice President and Secretary of all the DFA Entities.
1964                 Secretary                 1997 and Secretary    Director, Vice President and Secretary of DFA
                                               since 2000            Australia Limited and Dimensional Fund Advisors
                                                                     Ltd. (since February 2002, April 1997, and May
                                                                     2002, respectively). Vice President and Secretary of
                                                                     Dimensional Fund Advisors Canada ULC (since
                                                                     June 2003), Dimensional Cayman Commodity Fund
                                                                     I Ltd., Dimensional Japan Ltd (since February
                                                                     2012), Dimensional Advisors Ltd (since March
                                                                     2012), Dimensional Fund Advisors Pte. Ltd. (since
                                                                     June 2012). Director of Dimensional Funds plc and
                                                                     Dimensional Funds II plc (since 2002 and 2006,
                                                                     respectively). Director of Dimensional Japan Ltd.,
                                                                     Dimensional Advisors Ltd., Dimensional Fund
                                                                     Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                     Limited (since August 2012 and July 2012).
                                                                     Formerly, Vice President and Secretary of
                                                                     Dimensional SmartNest (US) LLC (October 2010-
                                                                     November 2014).
---------------------------------------------------------------------------------------------------------------------------
John R. Nicholson    Vice President            Since 2015            Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director (June 2011-January 2015) for
                                                                     Dimensional Fund Advisors LP; Sales Executive for
                                                                     Vanguard (July 2008-May 2011).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble      Vice President            Since 2011            Vice President of all the DFA Entities. Formerly,
1964                                                                 Portfolio Manager for Dimensional Fund Advisors
                                                                     LP (2008-2010).
---------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz    Vice President and        Since 2013            Vice President and Deputy Chief Compliance Officer
1961                 Deputy Chief                                    of all the DFA Entities. Deputy Chief Compliance
                     Compliance Officer                              Officer of Dimensional Fund Advisors LP (since
                                                                     December 2012). Formerly, Chief Compliance
                                                                     Officer of Wellington Management Company, LLP
                                                                     (2004-2011).
---------------------------------------------------------------------------------------------------------------------------
Carolyn L. O         Vice President            Since 2010            Vice President of all the DFA Entities, Dimensional
1974                                                                 Cayman Commodity Fund I Ltd., and Dimensional
                                                                     Fund Advisors Canada ULC (since April 2016).
                                                                     Deputy General Counsel, Funds (since 2011).
---------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly   Vice President and Co-    Vice President since  Vice President and Co-Chief Investment Officer of
1976                 Chief Investment Officer  2007 and Co-Chief     all the DFA Entities, Dimensional Fund Advisors
                                               Investment Officer    Canada ULC, and Dimensional Japan Ltd. Director
                                               since 2014            of Dimensional Funds plc and Dimensional Fund II
                                                                     plc.
---------------------------------------------------------------------------------------------------------------------------
Randy C. Olson       Vice President            Since 2016            Vice President of all the DFA Entities. Formerly,
1980                                                                 Senior Compliance Officer for Dimensional Fund
                                                                     Advisors LP (July 2014-January 2016); Vice
                                                                     President Regional Head of Investment Compliance,
                                                                     Asia, PIMCO Asia Private Limited (July 2012-July
                                                                     2014); Country Compliance Officer, Janus Capital,
                                                                     Singapore Private Limited (May 2011-June 2012).
---------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong        Vice President            Since 2009            Vice President of all the DFA Entities. Portfolio
1973                                                                 Manager for Dimensional Fund Advisors LP (since
                                                                     July 2005).
---------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki        Vice President            Since 2010            Vice President of all the DFA Entities.
1978
---------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak    Vice President            Since 2013            Vice President of all the DFA Entities. Formerly,
1977                                                                 Regional Director for Dimensional Fund Advisors LP
                                                                     (2012-January 2013); Senior Consultant (June
                                                                     2011-December 2011) and Senior Investment
                                                                     Analyst and Consultant (July 2008-June 2011) at
                                                                     Hewitt EnnisKnupp.

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Mary T. Phillips     Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1981                                                    Portfolio Manager (January 2015-present).
                                                        Formerly, Portfolio Manager (April 2014-January
                                                        2015) and Investment Associate for Dimensional
                                                        Fund Advisors LP (July 2012-March 2014).
--------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce    Vice President    Since 2015       Vice President of all the DFA Entities. Senior
1984                                                    Manager, Advisor Benchmarking (since January
                                                        2015) for Dimensional Fund Advisors LP. Formerly,
                                                        Manager, Advisor Benchmarking (April 2012-
                                                        December 2014) for Dimensional Fund Advisors LP;
                                                        Senior Manager, Research and Consulting (October
                                                        2010-April 2012) for Crain Communications Inc.
--------------------------------------------------------------------------------------------------------------
Olivian T. Pitis     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                    Regional Director (May 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Brian P. Pitre       Vice President    Since 2015       Vice President of all the DFA Entities. Counsel for
1976                                                    Dimensional Fund Advisors LP (since February
                                                        2015). Formerly, Chief Financial Officer and General
                                                        Counsel for Relentless (March 2014-January 2015);
                                                        Vice President of all the DFA Entities (January
                                                        2013-March 2014); Counsel for Dimensional Fund
                                                        Advisors LP (January 2009-March 2014).
--------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors
                                                        LP (since January 2015). Formerly, Portfolio
                                                        Manager for Dimensional Fund Advisors LP
                                                        (2006-January 2015).
--------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
--------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012) for
                                                        Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
--------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
--------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Vice President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
--------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                     Manager Investment Analytics and Data
                                                         (January 2014-January 2015), Senior Associate,
                                                         Investment Analytics and Data (January 2013-
                                                         January 2014), Associate, Investment Analytics and
                                                         Data (January 2012-January 2013), and Investment
                                                         Data Analyst (April 2010-January 2012) for
                                                         Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Julie A. Saft         Vice President    Since 2010       Vice President of all the DFA Entities.
1959
------------------------------------------------------------------------------------------------------------
Joel P. Schneider     Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                     Manager (since 2013) for Dimensional Fund
                                                         Advisors LP. Formerly, Investment Associate
                                                         (April 2011-January 2013) for Dimensional Fund
                                                         Advisors LP.
------------------------------------------------------------------------------------------------------------
Ashish Shrestha       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director (September 2009-January 2015)
                                                         for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------
Bruce A. Simmons      Vice President    Since 2009       Vice President of all the DFA Entities.
1965
------------------------------------------------------------------------------------------------------------
Ted R. Simpson        Vice President    Since 2007       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                         (since January 2015). Formerly, Portfolio Manager
                                                         (January 2012-January 2015) and Investment
                                                         Associate for Dimensional Fund Advisors LP
                                                         (August 2010-December 2011).
------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP (since
                                                         January 2010).
------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2011-January 2016); Sales Executive,
                                                         Vanguard (May 2008-August 2011).
------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors LP
                                                         (September 2014-January 2016); Vice President of
                                                         Marketing, Forward Management/Salient (January
                                                         2008-February 2014).
------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December 2015)
                                                         and Manager, Corporate Systems for Dimensional
                                                         Fund Advisors LP (January 2011-September 2012).
------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data
                                                         (2012-January 2013) and Research Assistant
                                                         (2002-2011) for Dimensional Fund Advisors LP.

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2009-January 2016).
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).
---------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP (since
                                                         2004).
---------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of
                                                         Marketing and Investor Relations for Treaty Oak
                                                         Capital Management (July 2011-October 2011);
                                                         Vice President for Rockspring Capital (October
                                                         2010-July 2011).
---------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016) and
                                                         Senior Associate (January 2011-December
                                                         2013).for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
---------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
---------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
---------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFDA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January 2013-June
                                                         2014); Head of Operations for Vericimetry Advisors
                                                         LLC (July 2011-December 2012).
---------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August 2006-
                                                         October 2011).
---------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
---------------------------------------------------------------------------------------------------------------

                                  TERM OF OFFICE/1/
NAME AND YEAR OF                   AND LENGTH OF
     BIRTH           POSITION         SERVICE            PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Cecelia K. Wong   Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                 Client Service Manager for Dimensional Fund
                                                     Advisors LP (June 2005-January 2016).
-------------------------------------------------------------------------------------------------------
Craig A. Wright   Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                 Accounting Manager for Dimensional Fund Advisors
                                                     LP (November 2011-January 2016); Senior
                                                     Associate, PricewaterhouseCoopers LP (July 2009-
                                                     November 2011).
-------------------------------------------------------------------------------------------------------
Joseph L. Young   Vice President    Since 2011       Vice President of all the DFA Entities.
1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                        QUALIFYING
                                                                            FOR
DFA                 NET                                                  CORPORATE
INVESTMENT      INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING              FOREIGN   QUALIFYING
DIMENSIONS        INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND  FOREIGN TAX   SOURCE    INTEREST
GROUP INC.     DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) CREDIT (3)  INCOME (4) INCOME (5)
-------------- ------------- ------------- ------------- ------------- ------------- ---------- ----------- ---------- ----------
US Large
 Cap
 Growth
 Portfolio....       81%          --            19%           100%          100%        100%        --          --        100%
US Small
 Cap
 Growth
 Portfolio....       58%           3%           39%           100%          100%        100%        --          --        100%
International
 Large Cap
 Growth
 Portfolio....      100%          --            --            100%          100%        100%         7%        100%       100%
International
 Small Cap
 Growth
 Portfolio....       65%          --            35%           100%          100%        100%         7%        100%       100%

               QUALIFYING
DFA              SHORT-
INVESTMENT        TERM
DIMENSIONS      CAPITAL
GROUP INC.      GAIN (6)
-------------- ----------
US Large
 Cap
 Growth
 Portfolio....    100%
US Small
 Cap
 Growth
 Portfolio....    100%
International
 Large Cap
 Growth
 Portfolio....    100%
International
 Small Cap
 Growth
 Portfolio....    100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-041A
 [LOGO]                                                              00185767

[LOGO]

ANNUAL REPORT
year ended: October 31, 2016

DFA Investment Dimensions Group Inc.
Dimensional Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS


                                                                    PAGE
                                                                    ----
        LETTER TO SHAREHOLDERS
        DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   7
           Disclosure of Portfolio Holdings........................   8
           Schedule of Investments
               Dimensional Retirement Income Fund..................   9
           Statement of Assets and Liabilities.....................  10
           Statement of Operations.................................  11
           Statement of Changes in Net Assets......................  12
           Financial Highlights....................................  13
           Notes to Financial Statements...........................  14
           Report of Independent Registered Public Accounting Firm.  19
           Section 19(a) Notice....................................  20
        FUND MANAGEMENT............................................  21
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES................  35
        NOTICE TO SHAREHOLDERS.....................................  36

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES



SCHEDULE OF INVESTMENTS
-----------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Non-Annualized
(D)  Annualized
(E)  Represents the combined ratios for the respective portfolio and its respective pro-rate share of its master funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL RETIREMENT INCOME FUND VS.
S&P GLOBAL BMI INDEX (NET DIVIDENDS),
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]



                                                              Citi World
              Dimensional                               Government Bond Index,
              Retirement          S&P Global BMI     1-3 Years, Currency-Hedged
              Income Fund        Index (net div.)            in USD Terms
            ---------------      ----------------    --------------------------
 11/2/2015      $10,000              $10,000                  $10,000
11/30/2015        9,970                9,887                    9,997
12/31/2015        9,866                9,707                    9,996
 1/31/2016        9,866                9,090                   10,036
 2/29/2016        9,906                9,043                   10,051
 3/31/2016       10,150                9,728                   10,059
 4/30/2016       10,190                9,885                   10,066
 5/31/2016       10,160                9,900                   10,067
 6/30/2016       10,272                9,827                   10,107
 7/31/2016       10,383               10,267                   10,107
 8/31/2016       10,363               10,304                   10,103
 9/30/2016       10,426               10,379                   10,118              Past performance is not predictive of
10/31/2016       10,365               10,181                   10,114              future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL                                                          The S&P data are provided by
           TOTAL RETURN                    SINCE INCEPTION                         Standard & Poor's Index Services Group.
           -------------------------------------------------------                 Citigroup bond indices copyright 2016
                                                3.65%                              by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)



 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                               RETURN IN U.S. DOLLAR
                                               ---------------------
            MSCI World ex USA Index...........        -2.27%
            MSCI World ex USA Small Cap Index.         3.96%
            MSCI World ex USA Value Index.....        -2.07%
            MSCI World ex USA Growth Index....        -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                          12 MONTHS ENDED OCTOBER 31, 2016
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
---------------------------------------------------  ------------ ---------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                 RETURN IN U.S. DOLLAR
                                                 ---------------------
          MSCI Emerging Markets Index...........         9.27%
          MSCI Emerging Markets Small Cap Index.         4.78%
          MSCI Emerging Markets Value Index.....         8.60%
          MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against the currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefited from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                       OCTOBER 31, 2015 OCTOBER 31, 2016 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.17%        0.17%
 Ten-Year U.S. Treasury Notes (yield).      2.14%            1.83%       -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30-year U.S. Treasury bonds.
----------
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

TARGET DATE RETIREMENT INCOME FUNDS OVERVIEW

   The Dimensional Retirement Income Fund invests according to an asset allocation strategy designed for investors already in retirement and planning to withdraw the value of their investment in the Fund over many years. The asset allocation strategy for the Fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Fund may be able to support during an investor's retirement.

DIMENSIONAL RETIREMENT INCOME FUND

   The Dimensional Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA One-Year Fixed Income Portfolio and the DFA Inflation-Protected Securities Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 3.65% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds had an average duration of 5.0 years over the period since inception through October 31, 2016. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. The Index invested only in nominal bonds whereas approximately 60% of the Fixed Income Underlying Funds was invested in TIPS, and TIPS significantly outperformed the Index during a period of falling real yields. This was the primary driver of outperformance by the Fund's fixed income component as compared to the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2016
 EXPENSE TABLE
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
 DIMENSIONAL RETIREMENT INCOME FUND**
 ------------------------------------
 Actual Fund Return................... $1,000.00 $1,017.20    0.22%    $1.12
 Hypothetical 5% Annual Return........ $1,000.00 $1,024.03    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Fund's portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

FUNDS OF FUNDS

                                          AFFILIATED INVESTMENT COMPANIES
                                          -------------------------------
      Dimensional Retirement Income Fund.              100.0%

                      DIMENSIONAL RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES    VALUE+
                                                                      ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 253,754 $3,067,889
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 198,836  2,050,003
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  21,611    388,991
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................  23,324    388,816
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................  12,916    252,128
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  10,879    125,978
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   6,470    119,057
                                                                              ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $6,255,927)...............................................          6,392,862
                                                                              ----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $7,069)......................................................   7,069      7,069
                                                                              ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $6,262,996)...............................................         $6,399,931
                                                                              ==========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $6,392,862      --      --    $6,392,862
     Temporary Cash Investments......      7,069      --      --         7,069
                                      ----------      --      --    ----------
     TOTAL........................... $6,399,931      --      --    $6,399,931
                                      ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                                                DIMENSIONAL
                                                                                                RETIREMENT
                                                                                                INCOME FUND
                                                                                               ------------
ASSETS:
Investments in Affiliated Investment Companies at Value....................................... $      6,393
Temporary Cash Investments at Value & Cost....................................................            7
Receivables:
  Fund Shares Sold............................................................................          230
                                                                                               ------------
    Total Assets..............................................................................        6,630
                                                                                               ------------
LIABILITIES:
Payables:
  Due to Custodian............................................................................          173
  Due to Advisor..............................................................................            1
Accrued Expenses and Other Liabilities........................................................            2
                                                                                               ------------
    Total Liabilities.........................................................................          176
                                                                                               ------------
NET ASSETS.................................................................................... $      6,454
                                                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $6,454 and shares outstanding of 628,765. $      10.26
                                                                                               ============
NUMBER OF SHARES AUTHORIZED...................................................................  100,000,000
                                                                                               ============
Investments in Affiliated Investment Companies at Cost........................................ $      6,256
                                                                                               ------------
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $      6,316
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)........            5
Accumulated Net Realized Gain (Loss)..........................................................           (4)
Net Unrealized Appreciation (Depreciation)....................................................          137
                                                                                               ------------
NET ASSETS.................................................................................... $      6,454
                                                                                               ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                                    DIMENSIONAL
                                                                                                     RETIREMENT
                                                                                                   INCOME FUND(A)
                                                                                                   --------------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Companies..............................      $ 48
                                                                                                        ----
     Total Investment Income......................................................................        48
                                                                                                        ----
EXPENSES
  Investment Management Fees......................................................................         1
  Accounting & Transfer Agent Fees................................................................         3
  Custodian Fees..................................................................................         1
  Filing Fees.....................................................................................        16
  Shareholders' Reports...........................................................................         6
  Directors'/Trustees' Fees & Expenses............................................................        --
  Organizational & Offering Costs.................................................................        32
  Other...........................................................................................         2
                                                                                                        ----
     Total Expenses...............................................................................        61
                                                                                                        ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note
   C).............................................................................................       (59)
                                                                                                        ----
  Net Expenses....................................................................................         2
                                                                                                        ----
  NET INVESTMENT INCOME (LOSS)....................................................................        46
                                                                                                        ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies........................         1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold...................................................        (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares........................................................       137
                                                                                                        ----
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................................       133
                                                                                                        ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................................      $179
                                                                                                        ====

----------
(a)The Fund commenced operations on November 2, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENT OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)


                                                                                        DIMENSIONAL
                                                                                        RETIREMENT
                                                                                        INCOME FUND
                                                                                        -----------
                                                                                          PERIOD
                                                                                          NOV. 2,
                                                                                        2015(A) TO
                                                                                         OCT. 31,
                                                                                           2016
                                                                                        -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................................................   $   46
  Capital Gain Distributions Received from Affiliated Investment Companies.............        1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........................................       (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................      137
                                                                                          ------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................      179
                                                                                          ------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................      (41)
                                                                                          ------
     Total Distributions...............................................................      (41)
                                                                                          ------
Capital Share Transactions (1):
  Shares Issued........................................................................    7,229
  Shares Issued in Lieu of Cash Distributions..........................................       33
  Shares Redeemed......................................................................     (946)
                                                                                          ------
     Net Increase (Decrease) from Capital Share Transactions...........................    6,316
                                                                                          ------
     Total Increase (Decrease) in Net Assets...........................................    6,454
NET ASSETS
  Beginning of Year....................................................................       --
                                                                                          ------
  End of Year..........................................................................   $6,454
                                                                                          ======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................      720
  Shares Issued in Lieu of Cash Distributions..........................................        3
  Shares Redeemed......................................................................      (94)
                                                                                          ------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................      629
                                                                                          ======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).   $    5

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                   DIMENSIONAL
                                                                                                   RETIREMENT
                                                                                                   INCOME FUND
                                                                                                 -----------
                                                                                                     PERIOD
                                                                                                     NOV. 2,
                                                                                                   2015(A) TO
                                                                                                    OCT. 31,
                                                                                                      2016
                                                                                                 -----------
Net Asset Value, Beginning of Year..............................................................   $10.00
                                                                                                   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..............................................................     0.14
  Net Gains (Losses) on Securities (Realized and Unrealized)....................................     0.22
                                                                                                   ------
    Total from Investment Operations............................................................     0.36
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.........................................................................    (0.10)
  Net Realized Gains............................................................................       --
                                                                                                   ------
    Total Distributions.........................................................................    (0.10)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................................................................   $10.26
================================================================================================ ===========
Total Return....................................................................................     3.65%(C)
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).............................................................   $6,454
Ratio of Expenses to Average Net Assets (E).....................................................     0.22%(B)(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (E)...............................................     2.01%(B)(C)(D)
Ratio of Net Investment Income to Average Net Assets............................................     1.42%(B)(D)
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, one of which, Dimensional Retirement Income Fund (the "Portfolio"), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio achieves its investment objective by primarily investing in other series of the Fund and Dimensional Investment Group Inc. ("DIG") (collectively, the "Master Funds").

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FUND OF FUNDS                                                                           AT 10/31/2016
-------------                       -                                                   -------------
Dimensional Retirement Income Fund  U.S. Large Company Portfolio (DIG)                       --*
                                    U.S. Core Equity 1 Portfolio (IDG)                       --*
                                    Large Cap International Portfolio (IDG)                  --*
                                    International Core Equity Portfolio (IDG)                --*
                                    Emerging Markets Core Equity Portfolio (IDG)             --*
                                    DFA One-Year Fixed Income Portfolio (IDG)                --*
                                    DFA Inflation-Protected Securities Portfolio (IDG)       --*

* Amounts designated as -- are less than 1%.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolio are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

   For the year ended October 31, 2016, the Portfolio's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.03% of average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.06% of the average net assets of the Institutional class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount. Previously waived fees subject to future recovery by the Advisor are $59 (amount in thousands). The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    Dimensional Retirement Income Fund. --

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2016, the Portfolio transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                            DIMENSIONAL RETIREMENT INCOME FUND
                                              ---------------------------------------------------------------
                                              BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES               10/31/2015 10/31/2016 PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------               ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities Portfolio.     --       $3,068    $3,367   $371    $25          $ 1
DFA One-Year Fixed Income Portfolio..........     --        2,050     2,290    240      8           --
U.S. Core Equity 1 Portfolio.................     --          389       441     71      4           --
U.S. Large Company Portfolio.................     --          389       439     67      4           --
Large Cap International Portfolio............     --          252       289     43      4           --
International Core Equity Portfolio..........     --          126       144     23      2           --
Emerging Markets Core Equity Portfolio.......     --          119       124     18      1           --
                                                 ---       ------    ------   ----    ---          ---
Total........................................     --       $6,393    $7,094   $833    $48          $ 1
                                                 ===       ======    ======   ====    ===          ===

F. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                       INCREASE           INCREASE
                                                      (DECREASE)         (DECREASE)
                                       INCREASE     UNDISTRIBUTED       ACCUMULATED
                                      (DECREASE)    NET INVESTMENT      NET REALIZED
                                    PAID-IN CAPITAL     INCOME         GAINS (LOSSES)
                                    --------------- -------------- -   --------------
Dimensional Retirement Income Fund.       --              --*                --*

*  Amounts are less than $500.

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2016 were as follows (amounts in thousands):

                                     NET INVESTMENT
                                       INCOME AND                  TAX
                                       SHORT-TERM     LONG-TERM   EXEMPT
                                     CAPITAL GAINS  CAPITAL GAINS INCOME TOTAL
                                     -------------- ------------- ------ -----
 Dimensional Retirement Income Fund
 2016...............................      $41            --         --    $41

   At October 31, 2016, the Portfolio did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares.

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                    UNDISTRIBUTED                                               TOTAL NET
                                    NET INVESTMENT                                            DISTRIBUTABLE
                                      INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                      SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                    CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                    -------------- ------------- ------------- -------------- -------------
Dimensional Retirement Income Fund.       $6            $1            --            $131          $138

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by this Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                          NET UNREALIZED
                                    FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                       COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                    ----------- ------------ ------------ --------------
Dimensional Retirement Income Fund.   $6,269        $131          --           $131

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the year ended October 31, 2016.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. OTHER:

   At October 31, 2016, 8 shareholders held 90.4% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional Retirement Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Retirement Income Fund (one of the portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Fund") as of October 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period November 2, 2015 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent of the investee funds, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  (UNAUDITED)

   As noted in the table provided below, on December 16, 2015 and March 30, 2016, the Dimensional Retirement Income Fund paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                           % BREAKDOWN OF DISTRIBUTION SOURCES
                                    -------------------------------------------------
                                       NET      NET REALIZED   NET REALIZED
                                    INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                        INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                      ---------- -------------- -------------- ---------
Dimensional Retirement Income Fund
 December 16, 2015.................     91%          0%             0%          9%
 March 30, 2016....................    100%          0%             0%          0%*

* Amount is less than 1%

   The Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Portfolio is returned to the shareholder. A return of capital does not necessarily reflect the Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce the Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal year ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                          investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company)
1939                                                                        (29 Portfolios) (since 1994). Formerly, Member of
                                                                            the Board of Milwaukee Insurance Company
                                                                            (1997-2010).
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly, Director,
New Haven, CT 06520-8200                                                    BIRR Portfolio Analysis, Inc. (software products)
1943                                                                        (1990-2010).
----------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Human Resources Management and Economics,
Stanford University Graduate  DEM-Since 2010                                Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
434 Galvez Mall                                                             testimony and economic and financial analysis)
Stanford, CA 94305                                                          (since 2009). Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic Advisors,
                                                                            State of California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax Reform
                                                                            (2005).
----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners)
Austin, TX 78746                                                            (1999-2009). Formerly, Director, American Century
1941                                                                        Fund Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
----------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management)
1953                                                                        (since 2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33 portfolios)
                                                                            (since 2009). Formerly, Co-Director Investment
                                                                            Research, Fundamental Investment Advisors
                                                                            (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN         AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
-----------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following
Executive Officer             DEM-Since 1993                               companies: Dimensional Holdings Inc., Dimensional
6300 Bee Cave Road                                                         Fund Advisors LP, DFA Securities LLC, DEM,
Building One                                                               DFAIDG, DIG and DFAITC (collectively, the "DFA
Austin, TX 78746                                                           Entities"). Director of Dimensional Fund Advisors
1946                                                                       Ltd. and formerly, Chief Investment Officer.
                                                                           Director of DFA Australia Limited and formerly,
                                                                           President and Chief Investment Officer. Director
                                                                           of Dimensional Advisors Ltd., Dimensional Funds
                                                                           plc and Dimensional Funds II plc. Formerly,
                                                                           President, Dimensional SmartNest (US) LLC
                                                                           (2009-2014). Formerly, Limited Partner, Oak Hill
                                                                           Partners (2001-2010). Limited Partner, VSC
                                                                           Investors, LLC (since 2007). Trustee, University
                                                                           of Chicago. Trustee, University of Kansas
                                                                           Endowment Association. Formerly, Director, SA
                                                                           Funds (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President, and Co-Chief
                                                                           Executive Officer of Dimensional Cayman Commodity
                                                                           Fund I Ltd. (since 2010).
-----------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and Co-     DFAITC-Since 2009                            2014), Director/Trustee, and formerly, Chief
Chief Investment Officer      DEM-Since 2009                               Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010)
Austin, TX 78746                                                           of Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President
                                                                           and Co-Chief Investment Officer of Dimensional
                                                                           Fund Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director
                                                                           of DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director
                                                                           of Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice
                                                                           President of the DFA Entities and Dimensional
                                                                           Fund Advisors Canada ULC. Director and Chief
                                                                           Investment Officer (since December 2012) of
                                                                           Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
-----------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                            President, Business Development at Capson
                                                                Physicians Insurance Company (2010-2012).
-----------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong   Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (January 2011-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013). Director of Dimensional
                                                                Funds plc and Dimensional Funds II plc (since
                                                                November 2013).
-----------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                            Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                            Senior Research Associate (January 2012-
                                                                January 2014) and Research Associate (2006-2011)
                                                                for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                    Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. and Dimensional Hong Kong Limited. Director,
                                                                Vice President, Director and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                            Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director (January 2010-January 2014) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
David K. Campbell       Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                            Relationship Manager for Dimensional Fund
                                                                Advisors LP (October 2010-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                            Regional Director (January 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Principal for
                                                                Chamberlain Financial Group (October 2010-
                                                                December 2011).
-----------------------------------------------------------------------------------------------------------------------

                                            TERM OF OFFICE/1/
                                             AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION           SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
--------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
--------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               April 2016). Formerly, Portfolio Manager for
                                                               Dimensional Fund Advisors LP (October 2005 to
                                                               January 2012).
--------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
--------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and
1972                                                           Vice President of Dimensional Japan Ltd (since
                                                               February 2016). President and Director of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               February 2016), Vice President of DFA Australia
                                                               Limited (since April 2008) and Director (since Oct
                                                               2016). Director of Dimensional Advisors Ltd,
                                                               Dimensional Fund Advisors Pte. Ltd., and
                                                               Dimensional Hong Kong Limited, (since April 2016),
                                                               Vice President of Dimensional Fund Advisors Pte
                                                               Ltd. (since June 2016), Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North
                                                               America (March 2012 to December 2013) and Head
                                                               of Portfolio Management (January 2006 to March
                                                               2012) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
--------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014).
--------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
--------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
--------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
--------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                           Senior Associate, Research (January 2015-
                                                               January 2016); Associate, Research (January 2014-
                                                               January 2015); Analyst, Research (July 2010-
                                                               January 2014) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional
                                                               Fund Advisors Canada ULC, Chief Compliance
                                                               Officer of Dimensional Fund Advisors Pte.
                                                               Ltd. Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
--------------------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012).
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July 2013);
                                                                Vice President for Towers Watson (formerly,
                                                                WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                            Portfolio Management (since March 2012) and
                                                                Senior Portfolio Manager (since January 2012) of
                                                                Dimensional Fund Advisors LP. Vice President of
                                                                Dimensional Fund Advisors Canada ULC (since April
                                                                2016). Formerly, Portfolio Manager of Dimensional
                                                                Fund Advisors LP (September 2004-January 2012).
----------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                 AND LENGTH OF
NAME AND YEAR OF BIRTH         POSITION             SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President            Since 2009       Vice President of all the DFA Entities.
1970
--------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President            Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                               President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
--------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                               Managing Director at BlackRock (2004-January
                                                                   2012).
--------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President            Since 2000       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President            Since 2007       Vice President of all the DFA Entities.
1974
--------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                               for Dimensional Fund Advisors LP (since
                                                                   2012). Formerly, Senior Trader (2009-2012).
--------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                               Counsel for Dimensional Fund Advisors LP
                                                                   (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President            Since 2007       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President            Since 2005       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                    Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                        Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                   President of Dimensional Advisors Ltd., Dimensional
                                                                   Hong Kong Limited, Dimensional Cayman
                                                                   Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                   Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                   DFA Australia Ltd. Formerly, interim Chief Financial
                                                                   Officer and interim Treasurer (April 2016-September
                                                                   2016), and Controller (August 2015-September
                                                                   2016) of all the DFA Entities); Vice President of T.
                                                                   Rowe Price Group, Inc. and Director of Investment
                                                                   Treasury and Treasurer of the T. Rowe Price Funds
                                                                   (March 2008-July 2015).
--------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President            Since 2004       Vice President of all the DFA Entities.
1967
--------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President            Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                               Managing Director, Co-Head Global Consultant
                                                                   Relations at BlackRock (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                               Senior Compliance Officer (November 2010-
                                                                   January 2015) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President            Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                               Manager for Dimensional Fund Advisors LP
                                                                   (January 2013-Present). Formerly, Investment
                                                                   Associate for Dimensional Fund Advisors LP
                                                                   (January 2010-January 2013).
--------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since
                                                           July 2014). Formerly, Counsel of Dimensional Fund
                                                           Advisors LP (August 2011-January 2014); Associate
                                                           at Andrews Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).
-----------------------------------------------------------------------------------------------------------------
Arun C. Keswani         Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (January 2015-Present). Formerly, Portfolio Manager
                                                           (January 2013-January 2015) and Investment
                                                           Associate (October 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Investment Banking
                                                           Associate at Morgan Stanley (August 2010-
                                                           September 2011).
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors LP
                                                           (September 2012-January 2014); Vice President and
                                                           Global Creative Director at Morgan Stanley (2007-
                                                           2012); Visiting Assistant Professor, Graduate
                                                           Communications Design at Pratt Institute (2004-
                                                           2012).
------------------------------------------------------------------------------------------------------------------
 Natalia Y. Knych       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
 1971                                                      Manager, RFP, Institutional (January 2015-
                                                           January 2016); Senior Associate, Institutional (April
                                                           2007-January 2015) for Dimensional Fund Advisors
                                                           LP.
------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional Fund
                                                           Advisors LP (since August 2010).
------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors LP
                                                           (since January 2012). Formerly, Portfolio Manager
                                                           for Dimensional (April 2001-January 2012).
------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and Data
                                                           (January 2012-December 2012) and Systems
                                                           Developer (June 2007-December 2011) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional SmartNest
                                                           (US) LLC (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).
------------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Trader (January 2010-December 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities.
 1980
------------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief Investment
                                                           Officer (April 2005-April 2013) for First Citizens
                                                           Bancorporation.
------------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1960                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2013).
------------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Tax Manager (February 2013-January 2015)
                                                           for Dimensional Fund Advisors LP; Vice President
                                                           and Tax Manager, North America (August 2006-
                                                           April 2012) for Pacific Investment Management
                                                           Company.
------------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969
------------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1972                                                      Senior Manager, Marketing Operations
                                                           (January 2014-January 2015), Manager, Client
                                                           Systems (October 2011-January 2014) and RFP
                                                           Manager (April 2010-October 2011) for Dimensional
                                                           Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                  AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1969                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014).
---------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President      Since 2010                 Vice President of all the DFA Entities and
 1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
---------------------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President      Since 2008                 Vice President of all DFA Entities and Head of
 1970                                                                  Global Human Resources for Dimensional Fund
                                                                       Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1965                                                                  Senior Compliance Officer (May 2012-January 2015)
                                                                       for Dimensional Fund Advisors LP; Chief
                                                                       Compliance Officer (April 2010-April 2012) for Al
                                                                       Frank Asset Management.
---------------------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1975                                                                  Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
---------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1984                                                                  Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Francis L. McNamara    Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1959                                                                  Manager, Project Management Office for
                                                                       Dimensional Fund Advisors LP (October 2006-
                                                                       January 2016).
---------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
 1981                                                                  Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
---------------------------------------------------------------------------------------------------------------------------
 Tracy R. Mitchell      Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1974                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (September 2013-January 2016); Managing Director,
                                                                       Client Services, Charles Schwab (December 2009-
                                                                       August 2013).
---------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
 1971                                                                  Manager, Investment Systems (2011-January 2013)
                                                                       for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA
 1964                   Secretary           and Secretary since 2000   Entities. Director, Vice President and Secretary of
                                                                       DFA Australia Limited and Dimensional Fund
                                                                       Advisors Ltd. (since February 2002, April 1997, and
                                                                       May 2002, respectively). Vice President and
                                                                       Secretary of Dimensional Fund Advisors Canada
                                                                       ULC (since June 2003), Dimensional Cayman
                                                                       Commodity Fund I Ltd., Dimensional Japan Ltd
                                                                       (since February 2012), Dimensional Advisors Ltd
                                                                       (since March 2012), Dimensional Fund Advisors Pte.
                                                                       Ltd. (since June 2012). Director of Dimensional
                                                                       Funds plc and Dimensional Funds II plc (since 2002
                                                                       and 2006, respectively). Director of Dimensional
                                                                       Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                                       Fund Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
---------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
---------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President      Since 2011                 Vice President of all the DFA Entities. Formerly,
 1964                                                                  Portfolio Manager for Dimensional Fund Advisors LP
                                                                       (2008-2010).
---------------------------------------------------------------------------------------------------------------------------

                                                   TERM OF OFFICE/1/
                                                     AND LENGTH OF
NAME AND YEAR OF BIRTH        POSITION                  SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and     Since 2013                 Vice President and Deputy Chief Compliance Officer
 1961                   Deputy Chief                                      of all the DFA Entities. Deputy Chief Compliance
                        Compliance Officer                                Officer of Dimensional Fund Advisors LP (since
                                                                          December 2012). Formerly, Chief Compliance
                                                                          Officer of Wellington Management Company, LLP
                                                                          (2004-2011).
--------------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President         Since 2010                 Vice President of all the DFA Entities, Dimensional
 1974                                                                     Cayman Commodity Fund I Ltd., and Dimensional
                                                                          Fund Advisors Canada ULC (since April 2016).
                                                                          Deputy General Counsel, Funds (since 2011).
--------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
 1976                   Chief Investment       and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                        Officer                Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                          of Dimensional Funds plc and Dimensional Fund II
                                                                          plc.
--------------------------------------------------------------------------------------------------------------------------------
 Randy C. Olson         Vice President         Since 2016                 Vice President of all the DFA Entities. Formerly,
 1980                                                                     Senior Compliance Officer for Dimensional Fund
                                                                          Advisors LP (July 2014-January 2016); Vice
                                                                          President Regional Head of Investment Compliance,
                                                                          Asia, PIMCO Asia Private Limited (July 2012-
                                                                          July 2014); Country Compliance Officer, Janus
                                                                          Capital, Singapore Private Limited (May 2011-June
                                                                          2012).
--------------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
 1973                                                                     Manager for Dimensional Fund Advisors LP (since
                                                                          July 2005).
--------------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President         Since 2010                 Vice President of all the DFA Entities.
 1978
--------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
 1977                                                                     Regional Director for Dimensional Fund Advisors LP
                                                                          (2012-January 2013); Senior Consultant (June 2011-
                                                                          December 2011) and Senior Investment Analyst and
                                                                          Consultant (July 2008-June 2011) at Hewitt
                                                                          EnnisKnupp.
--------------------------------------------------------------------------------------------------------------------------------
 Mary T. Phillips       Vice President         Since 2016                 Vice President of all the DFA Entities. Senior
 1981                                                                     Portfolio Manager (January 2015-present). Formerly,
                                                                          Portfolio Manager (April 2014-January 2015) and
                                                                          Investment Associate for Dimensional Fund Advisors
                                                                          LP (July 2012-March 2014).
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President         Since 2015                 Vice President of all the DFA Entities. Senior
 1984                                                                     Manager, Advisor Benchmarking (since January
                                                                          2015) for Dimensional Fund Advisors LP. Formerly,
                                                                          Manager, Advisor Benchmarking (April 2012-
                                                                          December 2014) for Dimensional Fund Advisors LP;
                                                                          Senior Manager, Research and Consulting
                                                                          (October 2010-April 2012) for Crain Communications
                                                                          Inc.
--------------------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
 1974                                                                     Regional Director (May 2011-January 2015) for
                                                                          Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President         Since 2015                 Vice President of all the DFA Entities. Counsel for
 1976                                                                     Dimensional Fund Advisors LP (since
                                                                          February 2015). Formerly, Chief Financial Officer
                                                                          and General Counsel for Relentless (March 2014-
                                                                          January 2015); Vice President of all the DFA Entities
                                                                          (January 2013-March 2014); Counsel for
                                                                          Dimensional Fund Advisors LP (January 2009-
                                                                          March 2014).
--------------------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President         Since 1993                 Vice President of all the DFA Entities, DFA Australia
 1961                                                                     Limited, Dimensional Fund Advisors Ltd. and
                                                                          Dimensional Fund Advisors Canada ULC.
--------------------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President         Since 2011                 Vice President of all the DFA Entities. Senior
 1970                                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                                          (since January 2015). Formerly, Portfolio Manager
                                                                          for Dimensional Fund Advisors LP (2006-
                                                                          January 2015).
--------------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2011-January 2014).
------------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
------------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors LP;
                                                           Senior Financial Consultant and Chief Accounting
                                                           Officer (July 2002-July 2013) for MFS Investment
                                                           Management.
------------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
 1978                                                      President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).
------------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for Dimensional
                                                           Fund Advisors LP (January 2012-January 2014);
                                                           Director of Human Resources at Spansion, Inc.
                                                           (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data (January
                                                           2014-January 2015), Senior Associate, Investment
                                                           Analytics and Data (January 2013-January 2014),
                                                           Associate, Investment Analytics and Data
                                                           (January 2012-January 2013), and Investment Data
                                                           Analyst (April 2010-January 2012) for Dimensional
                                                           Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities.
 1959
------------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate
                                                           (April 2011-January 2013) for Dimensional Fund
                                                           Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January 2015)
                                                           for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities.
 1965
------------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior
 1981                                                      Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           (January 2012-January 2015) and Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (August 2010-December 2011).
------------------------------------------------------------------------------------------------------------------
 Bryce D. Skaff         Vice President    Since 2007       Vice President of all the DFA Entities.
 1975
------------------------------------------------------------------------------------------------------------------
 Lukas J. Smart         Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
 1977                                                      Manager of Dimensional Fund Advisors LP (since
                                                           January 2010).
------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Andrew D. Smith         Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Grady M. Smith          Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Matthew Snider          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2011-January 2016); Sales Executive,
                                                           Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth      Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------------
Charlene L. St. John    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                       Senior Manager for Dimensional Fund Advisors LP
                                                           (September 2014-January 2016); Vice President of
                                                           Marketing, Forward Management/Salient
                                                           (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------------
Brent M. Stone          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                       Project Manager (September 2012-December 2015)
                                                           and Manager, Corporate Systems for Dimensional
                                                           Fund Advisors LP (January 2011-September 2012).
-----------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                       Manager, Investment Analytics and Data (2012-
                                                           January 2013) and Research Assistant (2002-2011)
                                                           for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
James J. Taylor         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and
                                                           Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP (since
                                                           2004).
-----------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Director of Marketing
                                                           and Investor Relations for Treaty Oak Capital
                                                           Management (July 2011-October 2011); Vice
                                                           President for Rockspring Capital (October 2010-
                                                           July 2011).
-----------------------------------------------------------------------------------------------------------------
Griffin S. Watkins      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                       Regional Director (January 2014-January 2016) and
                                                           Senior Associate (January 2011-December 2013) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Timothy P. Wei          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                       Counsel for Dimensional Fund Advisors LP (July
                                                           2014-January 2016); Assistant General Counsel,
                                                           Teacher Retirement System of Texas
                                                           (October 2008-June 2014).
--------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
--------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
--------------------------------------------------------------------------------------------------------------
Kristina M. Williams    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                       Client Service Supervisor for Dowling & Yahnke
                                                           (July 2014-January 2016); Head of Operations for
                                                           The Elements Financial Group (January 2013-June
                                                           2014); Head of Operations for Vericimetry Advisors
                                                           LLC (July 2011-December 2012).
--------------------------------------------------------------------------------------------------------------
Jeremy J. Willis        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Manager, Client Systems for Dimensional Fund
                                                           Advisors LP (May 2012-January 2016); Vice
                                                           President, Implementations, Citigroup (August 2006-
                                                           October 2011).
--------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since June
                                                           2014) for Dimensional Fund Advisors LP. Formerly,
                                                           Senior Manager, Recruiting (December 2012-June
                                                           2014) for Dimensional Fund Advisors LP; Co-Head
                                                           of Global Recruiting (May 2009-November 2012) for
                                                           Two Sigma Investments.
--------------------------------------------------------------------------------------------------------------
Cecelia K. Wong         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                       Client Service Manager for Dimensional Fund
                                                           Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------------
Craig A. Wright         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2011-January 2016); Senior
                                                           Associate, PricewaterhouseCoopers LP (July 2009-
                                                           November 2011).
--------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 201 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                           QUALIFYING
                                                                              FOR
                       NET                                                 CORPORATE
DFA INVESTMENT     INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN  QUALIFYING
DIMENSIONS GROUP     INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX     SOURCE    INTEREST
INC.              DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4) INCOME(5)
----------------- ------------- ------------- ------------- ------------- ------------ ---------- --------- --------- ----------
Dimensional 2015
 Target Date
 Retirement
 Income Fund.....      100%          --            --            100%         100%        100%        1%       15%       100%
Dimensional 2020
 Target Date
 Retirement
 Income Fund.....      100%          --            --            100%         100%        100%        1%       19%       100%

                  QUALIFYING
                    SHORT-
DFA INVESTMENT       TERM
DIMENSIONS GROUP   CAPITAL
INC.               GAIN(6)
----------------- ----------
Dimensional 2015
 Target Date
 Retirement
 Income Fund.....    100%
Dimensional 2020
 Target Date
 Retirement
 Income Fund.....    100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-055A
 [LOGO]                                                              00185768

[LOGO]

ANNUAL REPORT
Period ended: October 31, 2016

DFA Investment Dimensions Group Inc.
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   7
     Disclosure of Fund Expenses........................................  17
     Disclosure of Portfolio Holdings...................................  19
     Schedules of Investments...........................................  20
         Dimensional 2015 Target Date Retirement Income Fund............  20
         Dimensional 2020 Target Date Retirement Income Fund............  21
         Dimensional 2025 Target Date Retirement Income Fund............  22
         Dimensional 2030 Target Date Retirement Income Fund............  23
         Dimensional 2035 Target Date Retirement Income Fund............  24
         Dimensional 2040 Target Date Retirement Income Fund............  25
         Dimensional 2045 Target Date Retirement Income Fund............  26
         Dimensional 2050 Target Date Retirement Income Fund............  27
         Dimensional 2055 Target Date Retirement Income Fund............  28
         Dimensional 2060 Target Date Retirement Income Fund............  29
     Statements of Assets and Liabilities...............................  30
     Statements of Operations...........................................  32
     Statements of Changes in Net Assets................................  34
     Financial Highlights...............................................  38
     Notes to Financial Statements......................................  43
     Report of Independent Registered Public Accounting Firm............  57
     Section 19(a) Notice...............................................  58
  FUND MANAGEMENT.......................................................  59
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  73
  NOTICE TO SHAREHOLDERS................................................  74

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(D)  Non-Annualized
(E)  Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

--------------------------------------------------------------------------------
DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2015            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015            $10,000                 $10,000               $10,000
11/30/2015              9,970                   9,997                 9,887
12/31/2015              9,803                   9,996                 9,707
 1/31/2016              9,853                  10,036                 9,090
 2/29/2016              9,953                  10,051                 9,043
 3/31/2016             10,305                  10,059                 9,728
 4/30/2016             10,365                  10,066                 9,885
 5/31/2016             10,305                  10,067                 9,900
 6/30/2016             10,529                  10,107                 9,827
 7/31/2016             10,740                  10,107                10,267
 8/31/2016             10,710                  10,103                10,304       Past performance is not predictive of
 9/30/2016             10,788                  10,118                10,379       future performance.
10/31/2016             10,667                  10,114                10,181       The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           AVERAGE ANNUAL                                                         Citigroup bond indices copyright 2016
           TOTAL RETURN                             SINCE INCEPTION               by Citigroup.
           ---------------------------------------------------------------        The S&P data are provided by
                                                         6.67%                    Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2020            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015            $10,000                 $10,000               $10,000
11/30/2015              9,960                   9,997                 9,887
12/31/2015              9,781                   9,996                 9,707
 1/31/2016              9,761                  10,036                 9,090
 2/29/2016              9,861                  10,051                 9,043
 3/31/2016             10,300                  10,059                 9,728
 4/30/2016             10,370                  10,066                 9,885
 5/31/2016             10,310                  10,067                 9,900
 6/30/2016             10,553                  10,107                 9,827       Past performance is not predictive of
 7/31/2016             10,846                  10,107                10,267       future performance.
 8/31/2016             10,836                  10,103                10,304       The returns shown do not reflect the
 9/30/2016             10,902                  10,118                10,379       deduction of taxes that a shareholder
10/31/2016             10,740                  10,114                10,181       would pay on fund distributions or the
                                                                                  redemption of fund shares.
                                                                                  Citigroup bond indices copyright 2016
                                                                                  by Citigroup.
           AVERAGE ANNUAL                                                         The S&P data are provided by
           TOTAL RETURN                             SINCE INCEPTION               Standard & Poor's Index Services Group.
           ---------------------------------------------------------------
                                                         7.40%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2025            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015            $10,000                 $10,000               $10,000
11/30/2015              9,950                   9,997                 9,887
12/31/2015              9,749                   9,996                 9,707
 1/31/2016              9,639                  10,036                 9,090
 2/29/2016              9,709                  10,051                 9,043
 3/31/2016             10,217                  10,059                 9,728
 4/30/2016             10,297                  10,066                 9,885
 5/31/2016             10,257                  10,067                 9,900
 6/30/2016             10,462                  10,107                 9,827
 7/31/2016             10,816                  10,107                10,267
 8/31/2016             10,836                  10,103                10,304       Past performance is not predictive of
 9/30/2016             10,882                  10,118                10,379       future performance.
10/31/2016             10,689                  10,114                10,181       The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           AVERAGE ANNUAL                                                         Citigroup bond indices copyright 2016
           TOTAL RETURN                             SINCE INCEPTION               by Citigroup.
           ---------------------------------------------------------------        The S&P data are provided by
                                                         6.89%                    Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2030            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015             $10,000                $10,000               $10,000
11/30/2015               9,920                  9,997                 9,887
12/31/2015               9,727                  9,996                 9,707
 1/31/2016               9,487                 10,036                 9,090
 2/29/2016               9,517                 10,051                 9,043
 3/31/2016              10,064                 10,059                 9,728
 4/30/2016              10,154                 10,066                 9,885
 5/31/2016              10,154                 10,067                 9,900
 6/30/2016              10,277                 10,107                 9,827       Past performance is not predictive of
 7/31/2016              10,641                 10,107                10,267       future performance.
 8/31/2016              10,681                 10,103                10,304       The returns shown do not reflect the
 9/30/2016              10,717                 10,118                10,379       deduction of taxes that a shareholder
10/31/2016              10,525                 10,114                10,181       would pay on fund distributions or the
                                                                                  redemption of fund shares.
                                                                                  Citigroup bond indices copyright 2016
                                                                                  by Citigroup.
           AVERAGE ANNUAL                                                         The S&P data are provided by
           TOTAL RETURN                             SINCE INCEPTION               Standard & Poor's Index Services Group.
           ---------------------------------------------------------------
                                                         5.25%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2035            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015             $10,000                $10,000               $10,000
11/30/2015               9,910                  9,997                 9,887
12/31/2015               9,720                  9,996                 9,707
 1/31/2016               9,340                 10,036                 9,090
 2/29/2016               9,310                 10,051                 9,043
 3/31/2016               9,866                 10,059                 9,728
 4/30/2016               9,966                 10,066                 9,885
 5/31/2016               9,996                 10,067                 9,900
 6/30/2016              10,013                 10,107                 9,827
 7/31/2016              10,347                 10,107                10,267
 8/31/2016              10,387                 10,103                10,304       Past performance is not predictive of
 9/30/2016              10,437                 10,118                10,379       future performance.
10/31/2016              10,275                 10,114                10,181       The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           AVERAGE ANNUAL                                                         Citigroup bond indices copyright 2016
           TOTAL RETURN                             SINCE INCEPTION               by Citigroup.
           ---------------------------------------------------------------        The S&P data are provided by
                                                         2.75%                    Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2040            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015             $10,000                $10,000               $10,000
11/30/2015               9,900                  9,997                 9,887
12/31/2015               9,692                  9,996                 9,707
 1/31/2016               9,222                 10,036                 9,090
 2/29/2016               9,162                 10,051                 9,043
 3/31/2016               9,790                 10,059                 9,728
 4/30/2016               9,900                 10,066                 9,885
 5/31/2016               9,941                 10,067                 9,900
 6/30/2016               9,918                 10,107                 9,827
 7/31/2016              10,283                 10,107                10,267
 8/31/2016              10,323                 10,103                10,304       Past performance is not predictive of
 9/30/2016              10,383                 10,118                10,379       future performance.
10/31/2016              10,220                 10,114                10,181       The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
                                                                                  Citigroup bond indices copyright 2016
                                                                                  by Citigroup.
           AVERAGE ANNUAL                                                         The S&P data are provided by
           TOTAL RETURN                             SINCE INCEPTION               Standard & Poor's Index Services Group.
           ---------------------------------------------------------------
                                                         2.20%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND VS.
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                                               Citi World
                 Dimensional 2045                           Government Bond
                    Target Date             S&P Global      Index, 1-3 Years,
                 Retirement Income          BMI Index       Currency-Hedged
                       Fund                (net div.)        in USD Terms
                 -----------------         -----------      ----------------
 11/2/2015             $10,000               $10,000            $10,000
11/30/2015               9,880                 9,887              9,997
12/31/2015               9,670                 9,707              9,996
 1/31/2016               9,170                 9,090             10,036
 2/29/2016               9,110                 9,043             10,051
 3/31/2016               9,768                 9,728             10,059
 4/30/2016               9,879                 9,885             10,066
 5/31/2016               9,929                 9,900             10,067
 6/30/2016               9,899                 9,827             10,107
 7/31/2016              10,295                10,267             10,107
 8/31/2016              10,335                10,304             10,103          Past performance is not predictive of
 9/30/2016              10,403                10,379             10,118          future performance.
10/31/2016              10,220                10,181             10,114          The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL                                                        The S&P data are provided by
           TOTAL RETURN                            SINCE INCEPTION               Standard & Poor's Index Services Group.
           --------------------------------------------------------------        Citigroup bond indices copyright 2016
                                                        2.20%                    by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2050            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015            $10,000                 $10,000               $10,000
11/30/2015              9,880                   9,997                 9,887
12/31/2015              9,673                   9,996                 9,707
 1/31/2016              9,171                  10,036                 9,090
 2/29/2016              9,110                  10,051                 9,043
 3/31/2016              9,771                  10,059                 9,728
 4/30/2016              9,882                  10,066                 9,885
 5/31/2016              9,933                  10,067                 9,900
 6/30/2016              9,904                  10,107                 9,827       Past performance is not predictive of
 7/31/2016             10,301                  10,107                10,267       future performance.
 8/31/2016             10,342                  10,103                10,304       The returns shown do not reflect the
 9/30/2016             10,408                  10,118                10,379       deduction of taxes that a shareholder
10/31/2016             10,224                  10,114                10,181       would pay on fund distributions or the
                                                                                  redemption of fund shares.
                                                                                  Citigroup bond indices copyright 2016
                                                                                  by Citigroup.
           AVERAGE ANNUAL                                                         The S&P data are provided by
           TOTAL RETURN                             SINCE INCEPTION               Standard & Poor's Index Services Group.
           ---------------------------------------------------------------
                                                         2.24%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2055            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015            $10,000                 $10,000               $10,000
11/30/2015              9,880                   9,997                 9,887
12/31/2015              9,673                   9,996                 9,707
 1/31/2016              9,170                  10,036                 9,090
 2/29/2016              9,110                  10,051                 9,043
 3/31/2016              9,771                  10,059                 9,728
 4/30/2016              9,882                  10,066                 9,885
 5/31/2016              9,932                  10,067                 9,900
 6/30/2016              9,903                  10,107                 9,827
 7/31/2016             10,300                  10,107                10,267
 8/31/2016             10,340                  10,103                10,304       Past performance is not predictive of
 9/30/2016             10,398                  10,118                10,379       future performance.
10/31/2016             10,224                  10,114                10,181       The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           AVERAGE ANNUAL                                                         Citigroup bond indices copyright 2016
           TOTAL RETURN                             SINCE INCEPTION               by Citigroup.
           ---------------------------------------------------------------        The S&P data are provided by
                                                         2.24%                    Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,
S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2060            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015             $10,000                $10,000               $10,000
11/30/2015               9,880                  9,997                 9,887
12/31/2015               9,673                  9,996                 9,707
 1/31/2016               9,171                 10,036                 9,090
 2/29/2016               9,110                 10,051                 9,043
 3/31/2016               9,761                 10,059                 9,728
 4/30/2016               9,882                 10,066                 9,885
 5/31/2016               9,933                 10,067                 9,900
 6/30/2016               9,899                 10,107                 9,827
 7/31/2016              10,295                 10,107                10,267
 8/31/2016              10,336                 10,103                10,304       Past performance is not predictive of
 9/30/2016              10,397                 10,118                10,379       future performance.
10/31/2016              10,224                 10,114                10,181       The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
                                                                                  Citigroup bond indices copyright 2016
                                                                                  by Citigroup.
           AVERAGE ANNUAL                                                         The S&P data are provided by
           TOTAL RETURN                             SINCE INCEPTION               Standard & Poor's Index Services Group.
           ---------------------------------------------------------------
                                                         2.24%

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                               RETURN IN U.S. DOLLAR
                                               ---------------------
            MSCI World ex USA Index...........        -2.27%
            MSCI World ex USA Small Cap Index.         3.96%
            MSCI World ex USA Value Index.....        -2.07%
            MSCI World ex USA Growth Index....        -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                          12 MONTHS ENDED OCTOBER 31, 2016
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
---------------------------------------------------  ------------ ---------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                                 RETURN IN U.S. DOLLAR
                                                 ---------------------
          MSCI Emerging Markets Index...........         9.27%
          MSCI Emerging Markets Small Cap Index.         4.78%
          MSCI Emerging Markets Value Index.....         8.60%
          MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefited from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                       OCTOBER 31, 2015 OCTOBER 31, 2016 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.00%            0.17%        0.17%
 Ten-Year U.S. Treasury Notes (yield).      2.14%            1.83%       -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30- year U.S. Treasury bonds. Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

TARGET DATE RETIREMENT INCOME FUNDS OVERVIEW

   Dimensional's target date retirement income funds seek capital appreciation and income by investing in a combination of mutual funds managed by Dimensional ("Underlying Funds"). Each target date retirement income fund, except the Dimensional 2015 Target Date Retirement Income Fund invests according to an asset allocation strategy designed for investors planning to retire in, or within a few years of, the applicable target date, and are planning to withdraw the value of their investment over many years after the target date. In each fund, except for the Dimensional 2015 Target Date Retirement Income Fund, the allocation to the Underlying Funds is expected to change based on that asset allocation strategy from generally being less conservative (having a higher allocation to equity Underlying Funds) to becoming increasingly more conservative (having a lower allocation to equity Underlying Funds) until 15 years after the target date. At that time, the Portfolio will reach its final static asset allocation. As part of their asset allocation strategy, the target date retirement income funds invest more of their fixed income allocation in a liability driven investing ("LDI") strategy designed to manage interest rate risk and inflation risk associated with the cost of a typical investor's in-retirement consumption beginning at the applicable target retirement year. Currently, the LDI strategy is implemented by purchasing U.S. Treasury
Inflation Protected Securities ("TIPS") and short-term fixed income instruments.

   The Dimensional 2015 Target Date Retirement Income Fund invests according to an asset allocation strategy designed for investors already in retirement and planning to withdraw the value of their investment in the Fund over many years. The asset allocation strategy for the Fund reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income the Fund may be able to support during an investor's retirement.

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2015 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 6.67% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds are intended to target the duration of investors' retirement consumption liabilities and had an average duration of approximately 11.3 years over the period since inception through October 31, 2016. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. The Index invested only in nominal bonds whereas the Fixed Income Underlying Funds were completely invested in TIPS, and TIPS significantly outperformed the Index during a period of falling real yields. This was the primary driver of outperformance by the Fund's fixed income component as compared to the Index.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2015 Index) through October 31, 2016, the Fund returned 10.05%, slightly underperforming the S&P STRIDE Glide Path 2015 Index, which returned 10.30%.

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2020 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 7.40% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying

Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund held corporate bonds during a period of positive credit premiums.

   The Fund's holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio were intended to target the duration of investors' retirement consumption liabilities and had an average duration of approximately
15.5 years over the period since inception through October 31, 2016. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund's duration was longer than the duration of the Index during a period in which real yields fell.

   Overall, the Fund's holdings of fixed income instruments outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2020 Index) through October 31, 2016, the Fund returned 11.99%, slightly underperforming the S&P STRIDE Glide Path 2020 Index, which returned 12.27%.

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2025 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 6.89% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund held corporate bonds during a period of positive credit premiums.

   The Fund's holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio were intended to target the duration of investors' retirement consumption liabilities and had an average duration of approximately
20.4 years over the period since inception through October 31, 2016. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund's duration was longer than the duration of the Index during a period in which real yields fell.

   Overall, the Fund's holdings of fixed income instruments outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2025 Index) through October 31, 2016, the Fund returned 12.77%, which underperformed the S&P STRIDE Glide Path 2025 Index, which returned 13.24%.

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2030 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio and the DFA LTIP Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 5.25% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund held corporate bonds during a period of positive credit premiums.

   The Fund's holdings of the DFA LTIP Portfolio were intended to target the duration of investors' retirement consumption liabilities and had an average duration of approximately 24.4 years over the period since inception through October 31, 2016. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund's duration was longer than the duration of the Index during a period in which real yields fell.

   Overall, the Fund's holdings of fixed income instruments outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2030 Index) through October 31, 2016, the Fund returned 12.48%, which underperformed the S&P STRIDE Glide Path 2030 Index, which returned 12.95%.

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2035 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio and the DFA LTIP Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 2.75% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund held corporate bonds during a period of positive credit premiums.

   The Fund's holdings of the DFA LTIP Portfolio were intended to target the duration of investors' retirement consumption liabilities and had an average duration of approximately 24.4 years over the period since inception through October 31, 2016. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund's duration was longer than the duration of the Index during a period in which real yields fell.

   Overall, the Fund's holdings of fixed income instruments outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2035 Index) through October 31, 2016, the Fund returned 10.96%, slightly underperforming the S&P STRIDE Glide Path 2035 Index, which returned 11.24%.

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2040 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 2.20% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund held corporate bonds during a period of positive credit premiums.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2040 Index) through October 31, 2016, the Fund returned 11.80%, performing in-line with the S&P STRIDE Glide Path 2040 Index, which returned 11.86%.

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2045 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 2.20% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms as the Fund held corporate bonds during a period of positive credit premiums.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2045 Index) through October 31, 2016, the Fund returned 12.43%, slightly outperforming the S&P STRIDE Glide Path 2045 Index, which returned 12.23%.

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2050 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S

Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 2.24% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund held corporate bonds during a period of positive credit premiums.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2050 Index) through October 31, 2016, the Fund returned 12.48%, slightly outperforming the S&P STRIDE Glide Path 2050 Index, which returned 12.23%.

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2055 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 2.24% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, as the Fund held corporate bonds during a period of positive credit premiums.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2055 Index) through October 31, 2016, the Fund returned 12.49%, slightly outperforming the S&P STRIDE Glide Path 2055 Index, which returned 12.23%.

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2060 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 2.24% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute part of the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds are also intended to be part of the Fund's growth assets and seek to capture term and credit premiums within global investment grade bonds. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms as the Fund held corporate bonds during a period of positive credit premiums.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2060 Index) through October 31, 2016, the Fund returned 12.47%, slightly outperforming the S&P STRIDE Glide Path 2060 Index, which returned 12.23%.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                             SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------
DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,029.10    0.21%    $1.07
Hypothetical 5% Annual Return......................... $1,000.00 $1,024.08    0.21%    $1.07

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,035.60    0.23%    $1.18
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.98    0.23%    $1.17

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,038.00    0.25%    $1.28
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.88    0.25%    $1.27

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------
DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,036.50    0.26%    $1.33
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.83    0.26%    $1.32

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,031.00    0.28%    $1.43
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.73    0.28%    $1.42

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,032.30    0.28%    $1.43
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.73    0.28%    $1.42

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,034.50    0.29%    $1.48
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.68    0.29%    $1.48

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,034.60    0.29%    $1.48
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.68    0.29%    $1.48

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,034.70    0.29%    $1.48
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.68    0.29%    $1.48

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,034.60    0.29%    $1.48
Hypothetical 5% Annual Return......................... $1,000.00 $1,023.68    0.29%    $1.48

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                                      AFFILIATED INVESTMENT COMPANIES
                                                      -------------------------------
Dimensional 2015 Target Date Retirement Income Fund..              100.0%
Dimensional 2020 Target Date Retirement Income Fund..              100.0%
Dimensional 2025 Target Date Retirement Income Fund..              100.0%
Dimensional 2030 Target Date Retirement Income Fund..              100.0%
Dimensional 2035 Target Date Retirement Income Fund..              100.0%
Dimensional 2040 Target Date Retirement Income Fund..              100.0%
Dimensional 2045 Target Date Retirement Income Fund..              100.0%
Dimensional 2050 Target Date Retirement Income Fund..              100.0%
Dimensional 2055 Target Date Retirement Income Fund..              100.0%
Dimensional 2060 Target Date Retirement Income Fund..              100.0%

              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                       SHARES     VALUE+
                                                                      --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 1,224,047 $14,798,722
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................   359,992   3,531,526
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   103,261   1,858,689
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   111,376   1,856,638
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................    61,785   1,206,040
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    52,083     603,116
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    30,939     569,273
                                                                                -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $23,004,973)..............................................            24,424,004
                                                                                -----------

TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $109,951)....................................................   109,951     109,951
                                                                                -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $23,114,924)..............................................           $24,533,955
                                                                                ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $24,424,004    --      --    $24,424,004
  Temporary Cash Investments.........     109,951    --      --        109,951
                                      -----------    --      --    -----------
  TOTAL.............................. $24,533,955    --      --    $24,533,955
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                       SHARES     VALUE+
                                                                      --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 1,638,065 $19,804,211
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................ 1,483,535  14,553,474
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   308,209   5,547,768
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   332,654   5,545,343
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   184,207   3,595,716
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   155,145   1,796,584
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    92,262   1,697,627
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................    91,724     916,324
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................    84,032     915,950
                                                                                -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $51,197,196)..............................................            54,372,997
                                                                                -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $32,902).....................................................    32,902      32,902
                                                                                -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $51,230,098)..............................................           $54,405,899
                                                                                ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $54,372,997    --      --    $54,372,997
  Temporary Cash Investments.........      32,902    --      --         32,902
                                      -----------    --      --    -----------
  TOTAL.............................. $54,405,899    --      --    $54,405,899
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                       SHARES     VALUE+
                                                                      --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................ 1,853,605 $18,183,862
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................   451,337   8,124,057
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................   487,333   8,123,843
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................   587,515   7,103,059
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   269,845   5,267,383
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   227,190   2,630,862
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   135,437   2,492,039
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................   247,427   2,471,791
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................   226,472   2,468,540
                                                                                -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $53,027,909)..............................................            56,865,436
                                                                                -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $48,994).....................................................    48,994      48,994
                                                                                -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $53,076,903)..............................................           $56,914,430
                                                                                ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $56,865,436    --      --    $56,865,436
  Temporary Cash Investments.........      48,994    --      --         48,994
                                      -----------    --      --    -----------
  TOTAL.............................. $56,914,430    --      --    $56,914,430
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES     VALUE+
                                                                     --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc............................... 1,364,549 $13,386,226
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc...............................   530,945   9,557,010
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc..................................   572,670   9,546,401
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc...............................   317,682   6,201,153
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc...............................   331,392   3,612,173
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc...............................   361,514   3,611,523
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................   267,795   3,101,066
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................   159,083   2,927,127
                                                                               -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $49,346,965).............................................            51,942,679
                                                                               -----------

TEMPORARY CASH INVESTMENTS -- (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $151,424)...................................................   151,424     151,424
                                                                               -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $49,498,389).............................................           $52,094,103
                                                                               ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $51,942,679    --      --    $51,942,679
  Temporary Cash Investments.........     151,424    --      --        151,424
                                      -----------    --      --    -----------
  TOTAL.............................. $52,094,103    --      --    $52,094,103
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 358,894 $ 6,460,087
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 386,981   6,450,972
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 214,607   4,189,124
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 277,278   2,770,005
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 253,795   2,766,371
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 180,686   2,092,342
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................ 202,183   1,983,414
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 107,428   1,976,669
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $27,182,545)..............................................          28,688,984
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $37,005).....................................................  37,005      37,005
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $27,219,550)..............................................         $28,725,989
                                                                              ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $28,688,984    --      --    $28,688,984
  Temporary Cash Investments.........      37,005    --      --         37,005
                                      -----------    --      --    -----------
  TOTAL.............................. $28,725,989    --      --    $28,725,989
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 452,510 $ 7,543,334
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 418,649   7,535,690
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 249,496   4,870,170
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 209,717   2,428,524
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 124,891   2,297,997
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 178,607   1,784,285
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 163,629   1,783,559
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $26,612,197)..............................................          28,243,559
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $34,522).....................................................  34,522      34,522
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $26,646,719)..............................................         $28,278,081
                                                                              ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $28,243,559    --      --    $28,243,559
  Temporary Cash Investments.........      34,522    --      --         34,522
                                      -----------    --      --    -----------
  TOTAL.............................. $28,278,081    --      --    $28,278,081
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 252,608 $ 4,546,949
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 272,460   4,541,907
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 151,138   2,950,213
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 127,391   1,475,184
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  75,662   1,392,189
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  39,394     393,544
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................  36,090     393,383
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $14,962,074)..............................................          15,693,369
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $31,753).....................................................  31,753      31,753
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $14,993,827)..............................................         $15,725,122
                                                                              ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $15,693,369    --      --    $15,693,369
  Temporary Cash Investments.........      31,753    --      --         31,753
                                      -----------    --      --    -----------
  TOTAL.............................. $15,725,122    --      --    $15,725,122
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES    VALUE+
                                                                      ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 230,916 $ 4,156,497
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 249,110   4,152,671
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 138,173   2,697,131
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 116,468   1,348,704
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  69,212   1,273,506
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................  32,940     359,048
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  35,922     358,861
                                                                              -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $13,657,945)..............................................          14,346,418
                                                                              -----------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $21,023).....................................................  21,023      21,023
                                                                              -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $13,678,968)..............................................         $14,367,441
                                                                              ===========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $14,346,418    --      --    $14,346,418
  Temporary Cash Investments.........      21,023    --      --         21,023
                                      -----------    --      --    -----------
  TOTAL.............................. $14,367,441    --      --    $14,367,441
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES   VALUE+
                                                                      ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 47,789 $  860,197
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 51,544    859,245
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 28,595    558,165
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 24,106    279,151
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 14,322    263,533
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  7,421     74,131
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................  6,798     74,094
                                                                             ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,914,607)...............................................         2,968,516
                                                                             ----------

TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $13,884)..................................................... 13,884     13,884
                                                                             ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,928,491)...............................................        $2,982,400
                                                                             ==========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
   Affiliated Investment Companies.... $2,968,516      --      --    $2,968,516
   Temporary Cash Investments.........     13,884      --      --        13,884
                                       ----------      --      --    ----------
   TOTAL.............................. $2,982,400      --      --    $2,982,400
                                       ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES   VALUE+
                                                                      ------ ----------
AFFILIATED INVESTMENT COMPANIES -- (99.5%)
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc................................... 27,340 $  455,762
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 25,295    455,315
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................ 15,123    295,200
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 12,809    148,325
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  7,553    138,967
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................  3,711     40,446
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  3,946     39,423
                                                                             ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,539,847)...............................................         1,573,438
                                                                             ----------

TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $7,675)......................................................  7,675      7,675
                                                                             ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,547,522)...............................................        $1,581,113
                                                                             ==========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       -------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
   Affiliated Investment Companies.... $1,573,438      --      --    $1,573,438
   Temporary Cash Investments.........      7,675      --      --         7,675
                                       ----------      --      --    ----------
   TOTAL.............................. $1,581,113      --      --    $1,581,113
                                       ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                            DIMENSIONAL   DIMENSIONAL   DIMENSIONAL   DIMENSIONAL   DIMENSIONAL
                                            2015 TARGET   2020 TARGET   2025 TARGET   2030 TARGET   2035 TARGET
                                               DATE          DATE          DATE          DATE          DATE
                                            RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT    RETIREMENT
                                              INCOME        INCOME        INCOME        INCOME        INCOME
                                               FUND          FUND          FUND          FUND          FUND
                                            ------------ ------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment
 Companies at Value........................ $     24,424 $     54,373  $     56,865  $     51,943  $     28,689
Temporary Cash Investments at Value &
 Cost......................................          110           33            49           151            37
Receivables:
  Fund Shares Sold.........................           --          143             6            21             5
  From Advisor.............................            3            5             4             5             3
Prepaid Expenses and Other Assets..........           10           11            13            12            11
                                            ------------ ------------  ------------  ------------  ------------
     Total Assets..........................       24,547       54,565        56,937        52,132        28,745
                                            ------------ ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies
   Purchased...............................          108           15            30           136            33
  Fund Shares Redeemed.....................            2           --            --            23             1
Accrued Expenses and Other Liabilities.....            3            7             7             7             3
                                            ------------ ------------  ------------  ------------  ------------
     Total Liabilities.....................          113           22            37           166            37
                                            ------------ ------------  ------------  ------------  ------------
NET ASSETS................................. $     24,434 $     54,543  $     56,900  $     51,966  $     28,708
                                            ============ ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $24,434; $54,543; $56,900;
 $51,966 and $28,708 and shares
 outstanding of 2,317,751; 5,156,910;
 5,408,551; 5,009,016 and 2,835,820,
 respectively.............................. $      10.54 $      10.58  $      10.52  $      10.37  $      10.12
                                            ============ ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED................  100,000,000  100,000,000   100,000,000   100,000,000   100,000,000
                                            ============ ============  ============  ============  ============
Investments in Affiliated Investment
 Companies at Cost......................... $     23,005 $     51,197  $     53,028  $     49,347  $     27,183
                                            ============ ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................ $     22,971 $     51,356  $     53,086  $     49,375  $     27,204
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................            9           23            16            27            13
Accumulated Net Realized Gain (Loss).......           35          (12)          (39)          (32)          (15)
Net Unrealized Appreciation
 (Depreciation)............................        1,419        3,176         3,837         2,596         1,506
                                            ------------ ------------  ------------  ------------  ------------
NET ASSETS................................. $     24,434 $     54,543  $     56,900  $     51,966  $     28,708
                                            ============ ============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                             DIMENSIONAL   DIMENSIONAL   DIMENSIONAL  DIMENSIONAL   DIMENSIONAL
                                             2040 TARGET   2045 TARGET   2050 TARGET  2055 TARGET   2060 TARGET
                                                DATE          DATE          DATE         DATE          DATE
                                             RETIREMENT    RETIREMENT    RETIREMENT   RETIREMENT    RETIREMENT
                                               INCOME        INCOME        INCOME       INCOME        INCOME
                                                FUND          FUND          FUND         FUND          FUND
                                            ------------  ------------  ------------  ------------ ------------
ASSETS:
Investments in Affiliated Investment
 Companies at Value........................ $     28,244  $     15,693  $     14,346  $      2,969 $      1,573
Temporary Cash Investments at Value &
 Cost......................................           35            32            21            14            8
Receivables:
  Fund Shares Sold.........................           15            18            14            10           14
  From Advisor.............................            3             2             3            --           --
Prepaid Expenses and Other Assets..........           10            11            10            --            1
                                            ------------  ------------  ------------  ------------ ------------
     Total Assets..........................       28,307        15,756        14,394         2,993        1,596
                                            ------------  ------------  ------------  ------------ ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies
   Purchased...............................           29            32            20            10            5
  Fund Shares Redeemed.....................            3             2            10             2           --
  Due to Advisor...........................           --            --            --             1            1
Accrued Expenses and Other Liabilities.....            5             3             3             2            1
                                            ------------  ------------  ------------  ------------ ------------
     Total Liabilities.....................           37            37            33            15            7
                                            ------------  ------------  ------------  ------------ ------------
NET ASSETS................................. $     28,270  $     15,719  $     14,361  $      2,978 $      1,589
                                            ============  ============  ============  ============ ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net
 assets of $28,270; $15,719; $14,361;
 $2,978 and $1,589 and shares
 outstanding of 2,807,445; 1,562,456;
 1,433,112; 296,990 and 158,287,
 respectively.............................. $      10.07  $      10.06  $      10.02  $      10.03 $      10.04
                                            ============  ============  ============  ============ ============
NUMBER OF SHARES AUTHORIZED................  100,000,000   100,000,000   100,000,000   100,000,000  100,000,000
                                            ============  ============  ============  ============ ============
Investments in Affiliated Investment
 Companies at Cost......................... $     26,612  $     14,962  $     13,658  $      2,915 $      1,540
                                            ============  ============  ============  ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital............................ $     26,654  $     14,988  $     13,680  $      2,918 $      1,577
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)........................           12             9            11             4            3
Accumulated Net Realized Gain (Loss).......          (28)           (9)          (18)            2          (24)
Net Unrealized Appreciation
 (Depreciation)............................        1,632           731           688            54           33
                                            ------------  ------------  ------------  ------------ ------------
NET ASSETS................................. $     28,270  $     15,719  $     14,361  $      2,978 $      1,589
                                            ============  ============  ============  ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                         DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                         2015 TARGET 2020 TARGET 2025 TARGET 2030 TARGET 2035 TARGET
                                                            DATE        DATE        DATE        DATE        DATE
                                                         RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
                                                           INCOME      INCOME      INCOME      INCOME      INCOME
                                                           FUND(A)     FUND(A)     FUND(A)     FUND(A)     FUND(A)
                                                         ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated
   Investment Companies.................................   $  256      $  583      $  683      $  535      $  323
                                                           ------      ------      ------      ------      ------
     Total Investment Income............................      256         583         683         535         323
                                                           ------      ------      ------      ------      ------
EXPENSES
  Investment Management Fees............................        5          10          10           8           5
  Accounting & Transfer Agent Fees......................        3           3           3           3           3
  Custodian Fees........................................        1           1           1           1           1
  Filing Fees...........................................        6           9          10           9           7
  Shareholders' Reports.................................        2           3           3           3           2
  Directors'/Trustees' Fees & Expenses..................       --          --          --          --          --
  Professional Fees.....................................       --           1           1           1          --
  Organizational & Offering Costs.......................       33          35          35          35          33
  Other.................................................        1           1          --          --          --
                                                           ------      ------      ------      ------      ------
     Total Expenses.....................................       51          63          63          60          51
                                                           ------      ------      ------      ------      ------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).............................................      (41)        (44)        (43)        (44)        (41)
                                                           ------      ------      ------      ------      ------
  Net Expenses..........................................       10          19          20          16          10
                                                           ------      ------      ------      ------      ------
  NET INVESTMENT INCOME (LOSS)..........................      246         564         663         519         313
                                                           ------      ------      ------      ------      ------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.................................       --          --           1           5           4
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.........       35         (12)        (40)        (37)        (19)
    In-Kind Redemptions.................................       (1)         (3)         (4)         (2)         --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..............    1,419       3,176       3,837       2,596       1,506
                                                           ------      ------      ------      ------      ------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............    1,453       3,161       3,794       2,562       1,491
                                                           ------      ------      ------      ------      ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS........................................   $1,699      $3,725      $4,457      $3,081      $1,804
                                                           ======      ======      ======      ======      ======

----------
(a)The Fund commenced operations on November 2, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                         DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                         2040 TARGET 2045 TARGET 2050 TARGET 2055 TARGET 2060 TARGET
                                                            DATE        DATE        DATE        DATE        DATE
                                                         RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT  RETIREMENT
                                                           INCOME      INCOME      INCOME      INCOME      INCOME
                                                           FUND(A)     FUND(A)     FUND(A)     FUND(A)     FUND(A)
                                                         ----------- ----------- ----------- ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated
   Investment Companies.................................   $  342       $154        $168        $ 30        $ 19
                                                           ------       ----        ----        ----        ----
     Total Investment Income............................      342        154         168          30          19
                                                           ------       ----        ----        ----        ----
EXPENSES
  Investment Management Fees............................        5          2           3          --          --
  Accounting & Transfer Agent Fees......................        3          3           3           3           3
  Custodian Fees........................................        1          1           1           1           1
  Filing Fees...........................................        6          5           5          13          13
  Shareholders' Reports.................................        2          1           1          --          --
  Directors'/Trustees' Fees & Expenses..................       --         --          --          --          --
  Organizational & Offering Costs.......................       33         31          32          30          30
  Other.................................................        1          1          --           1           1
                                                           ------       ----        ----        ----        ----
     Total Expenses.....................................       51         44          45          48          48
                                                           ------       ----        ----        ----        ----
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).............................................      (41)       (39)        (40)        (47)        (47)
                                                           ------       ----        ----        ----        ----
  Net Expenses..........................................       10          5           5           1           1
                                                           ------       ----        ----        ----        ----
  NET INVESTMENT INCOME (LOSS)..........................      332        149         163          29          18
                                                           ------       ----        ----        ----        ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies.................................        3         --           3           3           3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.........      (31)        (9)        (21)         (1)        (27)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..............    1,632        731         688          54          33
                                                           ------       ----        ----        ----        ----
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............    1,604        722         670          56           9
                                                           ------       ----        ----        ----        ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS........................................   $1,936       $871        $833        $ 85        $ 27
                                                           ======       ====        ====        ====        ====

----------
(a)The Fund commenced operations on November 2, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                                            2015 TARGET 2020 TARGET 2025 TARGET
                                                                               DATE        DATE        DATE
                                                                            RETIREMENT  RETIREMENT  RETIREMENT
                                                                              INCOME      INCOME      INCOME
                                                                               FUND        FUND        FUND
                                                                            ----------- ----------- -----------
                                                                              PERIOD      PERIOD      PERIOD
                                                                              NOV. 2,     NOV. 2,     NOV. 2,
                                                                            2015(A) TO  2015(A) TO  2015(A) TO
                                                                             OCT. 31,    OCT. 31,    OCT. 31,
                                                                               2016        2016        2016
                                                                            ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................................   $   246     $   564     $   663
  Capital Gain Distributions Received from Affiliated Investment Companies.        --          --           1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold**..........................        35         (12)        (40)
    In-Kind Redemptions....................................................        (1)         (3)         (4)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.................................     1,419       3,176       3,837
                                                                              -------     -------     -------
     Net Increase (Decrease) in Net Assets Resulting from Operations.......     1,699       3,725       4,457
                                                                              -------     -------     -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.............................................      (237)       (541)       (647)
                                                                              -------     -------     -------
     Total Distributions...................................................      (237)       (541)       (647)
                                                                              -------     -------     -------
Capital Share Transactions (1):
  Shares Issued............................................................    25,467      55,960      57,544
  Shares Issued in Lieu of Cash Distributions..............................       237         536         641
  Shares Redeemed..........................................................    (2,732)     (5,137)     (5,095)
                                                                              -------     -------     -------
     Net Increase (Decrease) from Capital Share Transactions...............    22,972      51,359      53,090
                                                                              -------     -------     -------
     Total Increase (Decrease) in Net Assets...............................    24,434      54,543      56,900
NET ASSETS
  Beginning of Year........................................................        --          --          --
                                                                              -------     -------     -------
  End of Year..............................................................   $24,434     $54,543     $56,900
                                                                              =======     =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued............................................................     2,560       5,601       5,842
  Shares Issued in Lieu of Cash Distributions..............................        23          51          62
  Shares Redeemed..........................................................      (265)       (495)       (495)
                                                                              -------     -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed...............     2,318       5,157       5,409
                                                                              =======     =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................................................   $     9     $    23     $    16

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                                            2030 TARGET 2035 TARGET 2040 TARGET
                                                                               DATE        DATE        DATE
                                                                            RETIREMENT  RETIREMENT  RETIREMENT
                                                                              INCOME      INCOME      INCOME
                                                                               FUND        FUND        FUND
                                                                            ----------- ----------- -----------
                                                                              PERIOD      PERIOD      PERIOD
                                                                              NOV. 2,     NOV. 2,     NOV. 2,
                                                                            2015(A) TO  2015(A) TO  2015(A) TO
                                                                             OCT. 31,    OCT. 31,    OCT. 31,
                                                                               2016        2016        2016
                                                                            ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................................   $   519     $   313     $   332
  Capital Gain Distributions Received from Affiliated Investment Companies.         5           4           3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold............................       (37)        (19)        (31)
    In-Kind Redemptions....................................................        (2)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.................................     2,596       1,506       1,632
                                                                              -------     -------     -------
     Net Increase (Decrease) in Net Assets Resulting from Operations.......     3,081       1,804       1,936
                                                                              -------     -------     -------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.............................................      (492)       (300)       (320)
                                                                              -------     -------     -------
     Total Distributions...................................................      (492)       (300)       (320)
                                                                              -------     -------     -------
Capital Share Transactions (1):
  Shares Issued............................................................    53,714      29,353      28,515
  Shares Issued in Lieu of Cash Distributions..............................       491         299         320
  Shares Redeemed..........................................................    (4,828)     (2,448)     (2,181)
                                                                              -------     -------     -------
     Net Increase (Decrease) from Capital Share Transactions...............    49,377      27,204      26,654
                                                                              -------     -------     -------
     Total Increase (Decrease) in Net Assets...............................    51,966      28,708      28,270
NET ASSETS
  Beginning of Year........................................................        --          --          --
                                                                              -------     -------     -------
  End of Year..............................................................   $51,966     $28,708     $28,270
                                                                              =======     =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued............................................................     5,437       3,052       2,996
  Shares Issued in Lieu of Cash Distributions..............................        48          30          33
  Shares Redeemed..........................................................      (476)       (246)       (222)
                                                                              -------     -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed...............     5,009       2,836       2,807
                                                                              =======     =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................................................   $    27     $    13     $    12

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                            DIMENSIONAL DIMENSIONAL DIMENSIONAL
                                                                            2045 TARGET 2050 TARGET 2055 TARGET
                                                                               DATE        DATE        DATE
                                                                            RETIREMENT  RETIREMENT  RETIREMENT
                                                                              INCOME      INCOME      INCOME
                                                                               FUND        FUND        FUND
                                                                            ----------- ----------- -----------
                                                                              PERIOD      PERIOD      PERIOD
                                                                              NOV. 2,     NOV. 2,     NOV. 2,
                                                                            2015(A) TO  2015(A) TO  2015(A) TO
                                                                             OCT. 31,    OCT. 31,    OCT. 31,
                                                                               2016        2016        2016
                                                                            ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................................   $   149     $   163     $   29
  Capital Gain Distributions Received from Affiliated Investment Companies.        --           3          3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold............................        (9)        (21)        (1)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.................................       731         688         54
                                                                              -------     -------     ------
     Net Increase (Decrease) in Net Assets Resulting from Operations.......       871         833         85
                                                                              -------     -------     ------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.............................................      (140)       (152)       (25)
                                                                              -------     -------     ------
     Total Distributions...................................................      (140)       (152)       (25)
                                                                              -------     -------     ------
Capital Share Transactions (1):
  Shares Issued............................................................    16,242      14,381      3,040
  Shares Issued in Lieu of Cash Distributions..............................       140         152         25
  Shares Redeemed..........................................................    (1,394)       (853)      (147)
                                                                              -------     -------     ------
     Net Increase (Decrease) from Capital Share Transactions...............    14,988      13,680      2,918
                                                                              -------     -------     ------
     Total Increase (Decrease) in Net Assets...............................    15,719      14,361      2,978
NET ASSETS
  Beginning of Year........................................................        --          --         --
                                                                              -------     -------     ------
  End of Year..............................................................   $15,719     $14,361     $2,978
                                                                              =======     =======     ======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued............................................................     1,688       1,505        309
  Shares Issued in Lieu of Cash Distributions..............................        14          16          3
  Shares Redeemed..........................................................      (140)        (88)       (15)
                                                                              -------     -------     ------
     Net Increase (Decrease) from Shares Issued and Redeemed...............     1,562       1,433        297
                                                                              =======     =======     ======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................................................   $     9     $    11     $    4

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DIMENSIONAL
                                                                                        2060 TARGET
                                                                                           DATE
                                                                                        RETIREMENT
                                                                                          INCOME
                                                                                           FUND
                                                                                        -----------
                                                                                          PERIOD
                                                                                          NOV. 2,
                                                                                        2015(A) TO
                                                                                         OCT. 31,
                                                                                           2016
                                                                                        -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................................................   $   18
  Capital Gain Distributions Received from Affiliated Investment Companies.............        3
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........................................      (27)
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................       33
                                                                                          ------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................       27
                                                                                          ------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................      (15)
                                                                                          ------
     Total Distributions...............................................................      (15)
                                                                                          ------
Capital Share Transactions (1):
  Shares Issued........................................................................    2,129
  Shares Issued in Lieu of Cash Distributions..........................................       15
  Shares Redeemed......................................................................     (567)
                                                                                          ------
     Net Increase (Decrease) from Capital Share Transactions...........................    1,577
                                                                                          ------
     Total Increase (Decrease) in Net Assets...........................................    1,589
NET ASSETS
  Beginning of Year....................................................................       --
                                                                                          ------
  End of Year..........................................................................   $1,589
                                                                                          ======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................      216
  Shares Issued in Lieu of Cash Distributions..........................................        1
  Shares Redeemed......................................................................      (59)
                                                                                          ------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................      158
                                                                                          ======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).   $    3

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              DIMENSIONAL      DIMENSIONAL
                                              2015 TARGET      2020 TARGET
                                                 DATE             DATE
                                              RETIREMENT       RETIREMENT
                                                INCOME           INCOME
                                                 FUND             FUND
                                             -----------      -----------
                                                PERIOD           PERIOD
                                                NOV. 2,          NOV. 2,
                                              2015(A) TO       2015(A) TO
                                               OCT. 31,         OCT. 31,
                                                 2016             2016
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year........   $ 10.00          $ 10.00
                                               -------          -------
  Income from Investment Operations
  ---------------------------------
   Net Investment Income (Loss) (A).........      0.16             0.18
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.51             0.56
                                               -------          -------
     Total from Investment Operations.......      0.67             0.74
  ----------------------------------------------------------------------------
  Less Distributions
  ------------------
   Net Investment Income....................     (0.13)           (0.16)
   Net Realized Gains.......................        --               --
                                               -------          -------
     Total Distributions....................     (0.13)           (0.16)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year..............   $ 10.54          $ 10.58
  =========================================  ===========      ===========
  Total Return (D)..........................      6.67%            7.40%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (thousands).......   $24,434          $54,543
  Ratio of Expenses to Average Net
   Assets (C)...............................      0.21%(B)(E)      0.23%(B)(E)
  Ratio of Expenses to Average Net Assets
   (Excluding Fees (Waived), (Expenses
   Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor) (C)...........      0.47%(B)(E)      0.37%(B)(E)
  Ratio of Net Investment Income to Average
   Net Assets...............................      1.57%(B)(E)      1.76%(B)(E)
  ----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              DIMENSIONAL      DIMENSIONAL
                                              2025 TARGET      2030 TARGET
                                                 DATE             DATE
                                              RETIREMENT       RETIREMENT
                                                INCOME           INCOME
                                                 FUND             FUND
                                             -----------      -----------
                                                PERIOD           PERIOD
                                                NOV. 2,          NOV. 2,
                                              2015(A) TO       2015(A) TO
                                               OCT. 31,         OCT. 31,
                                                 2016             2016
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year........   $ 10.00          $ 10.00
                                               -------          -------
  Income from Investment Operations
  ---------------------------------
   Net Investment Income (Loss) (A).........      0.20             0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.48             0.33
                                               -------          -------
     Total from Investment Operations.......      0.68             0.52
  ----------------------------------------------------------------------------
  Less Distributions
  ------------------
   Net Investment Income....................     (0.16)           (0.15)
   Net Realized Gains.......................        --               --
                                               -------          -------
     Total Distributions....................     (0.16)           (0.15)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year..............   $ 10.52          $ 10.37
  =========================================  ===========      ===========
  Total Return (D)..........................      6.89%            5.25%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (thousands).......   $56,900          $51,966
  Ratio of Expenses to Average Net
   Assets (C)...............................      0.25%(B)(E)      0.26%(B)(E)
  Ratio of Expenses to Average Net Assets
   (Excluding Fees (Waived), (Expenses
   Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor) (C)...........      0.37%(B)(E)      0.43%(B)(E)
  Ratio of Net Investment Income to Average
   Net Assets...............................      1.92%(B)(E)      1.92%(B)(E)
  ----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              DIMENSIONAL      DIMENSIONAL
                                              2035 TARGET      2040 TARGET
                                                 DATE             DATE
                                              RETIREMENT       RETIREMENT
                                                INCOME           INCOME
                                                 FUND             FUND
                                             -----------      -----------
                                                PERIOD           PERIOD
                                                NOV. 2,          NOV. 2,
                                              2015(A) TO       2015(A) TO
                                               OCT. 31,         OCT. 31,
                                                 2016             2016
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year........   $ 10.00          $ 10.00
                                               -------          -------
  Income from Investment Operations
  ---------------------------------
   Net Investment Income (Loss) (A).........      0.18             0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.09             0.03
                                               -------          -------
     Total from Investment Operations.......      0.27             0.22
  ----------------------------------------------------------------------------
  Less Distributions
  ------------------
   Net Investment Income....................     (0.15)           (0.15)
   Net Realized Gains.......................        --               --
                                               -------          -------
     Total Distributions....................     (0.15)           (0.15)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year..............   $ 10.12          $ 10.07
  =========================================  ===========      ===========
  Total Return (D)..........................      2.75%            2.20%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (thousands).......   $28,708          $28,270
  Ratio of Expenses to Average Net
   Assets (C)...............................      0.28%(B)(E)      0.28%(B)(E)
  Ratio of Expenses to Average Net Assets
   (Excluding Fees (Waived), (Expenses
   Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor) (C)...........      0.52%(B)(E)      0.52%(B)(E)
  Ratio of Net Investment Income to Average
   Net Assets...............................      1.84%(B)(E)      1.90%(B)(E)
  ----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              DIMENSIONAL      DIMENSIONAL
                                              2045 TARGET      2050 TARGET
                                                 DATE             DATE
                                              RETIREMENT       RETIREMENT
                                                INCOME           INCOME
                                                 FUND             FUND
                                             -----------      -----------
                                                PERIOD           PERIOD
                                                NOV. 2,          NOV. 2,
                                              2015(A) TO       2015(A) TO
                                               OCT. 31,         OCT. 31,
                                                 2016             2016
  ----------------------------------------------------------------------------
  Net Asset Value, Beginning of Year........   $ 10.00          $ 10.00
                                               -------          -------
  Income from Investment Operations
  ---------------------------------
   Net Investment Income (Loss) (A).........      0.19             0.18
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      0.02             0.04
                                               -------          -------
     Total from Investment Operations.......      0.21             0.22
  ----------------------------------------------------------------------------
  Less Distributions
  ------------------
   Net Investment Income....................     (0.15)           (0.20)
   Net Realized Gains.......................        --               --
                                               -------          -------
     Total Distributions....................     (0.15)           (0.20)
  ----------------------------------------------------------------------------
  Net Asset Value, End of Year..............   $ 10.06          $ 10.02
  =========================================  ===========      ===========
  Total Return (D)..........................      2.20%            2.24%
  ----------------------------------------------------------------------------
  Net Assets, End of Year (thousands).......   $15,719          $14,361
  Ratio of Expenses to Average Net
   Assets (C)...............................      0.29%(B)(E)      0.28%(B)(E)
  Ratio of Expenses to Average Net Assets
   (Excluding Fees (Waived), (Expenses
   Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor) (C)...........      0.77%(B)(E)      0.74%(B)(E)
  Ratio of Net Investment Income to Average
   Net Assets...............................      1.89%(B)(E)      1.86%(B)(E)
  ----------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               DIMENSIONAL     DIMENSIONAL
                                               2055 TARGET     2060 TARGET
                                                  DATE            DATE
                                               RETIREMENT      RETIREMENT
                                                 INCOME          INCOME
                                                  FUND            FUND
                                              -----------     -----------
                                                 PERIOD          PERIOD
                                                 NOV. 2,         NOV. 2,
                                               2015(A) TO      2015(A) TO
                                                OCT. 31,        OCT. 31,
                                                  2016            2016
   --------------------------------------------------------------------------
   Net Asset Value, Beginning of Year........   $10.00          $10.00
                                                ------          ------
   Income from Investment Operations
   ---------------------------------
    Net Investment Income (Loss) (A).........     0.20            0.19
    Net Gains (Losses) on Securities
      (Realized and Unrealized)..............     0.02            0.03
                                                ------          ------
      Total from Investment Operations.......     0.22            0.22
   --------------------------------------------------------------------------
   Less Distributions
   ------------------
    Net Investment Income....................    (0.19)          (0.18)
    Net Realized Gains.......................       --              --
                                                ------          ------
      Total Distributions....................    (0.19)          (0.18)
   --------------------------------------------------------------------------
   Net Asset Value, End of Year..............   $10.03          $10.04
   =========================================  ===========     ===========
   Total Return (D)..........................     2.24%           2.24%
   --------------------------------------------------------------------------
   Net Assets, End of Year (thousands).......   $2,978          $1,589
   Ratio of Expenses to Average Net
    Assets (C)...............................     0.29%(B)(E)     0.29%(B)(E)
   Ratio of Expenses to Average Net Assets
    (Excluding Fees (Waived), (Expenses
    Reimbursed), and/or Previously Waived
    Fees Recovered by Advisor) (C)...........     3.60%(B)(E)     5.48%(B)(E)
   Ratio of Net Investment Income to Average
    Net Assets...............................     2.02%(B)(E)     1.96%(B)(E)
   --------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, of which ten (the "Portfolios") are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolios achieve their investment objectives by primarily investing in other series of IDG and Dimensional Investment Group Inc. ("DIG")
(collectively, the "Master Funds").

                                                                                              PERCENTAGE
                                                                                               OWNERSHIP
FUND OF FUNDS                                                                                AT 10/31/2016
-------------                                                                                -------------
Dimensional 2015 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                       --*
                                         U.S. Core Equity 1 Portfolio (IDG)                       --*
                                         Large Cap International Portfolio (IDG)                  --*
                                         International Core Equity Portfolio (IDG)                --*
                                         Emerging Markets Core Equity Portfolio (IDG)             --*
                                         DFA LTIP Portfolio (IDG)                                  6%
                                         DFA Inflation-Protected Securities Portfolio (IDG)       --*

Dimensional 2020 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                       --*
                                         U.S. Core Equity 1 Portfolio (IDG)                       --*
                                         Large Cap International Portfolio (IDG)                  --*
                                         International Core Equity Portfolio (IDG)                --*
                                         Emerging Markets Core Equity Portfolio (IDG)             --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)         --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)          --*
                                         DFA LTIP Portfolio (IDG)                                 23%
                                         DFA Inflation-Protected Securities Portfolio (IDG)        1%

Dimensional 2025 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                       --*
                                         U.S. Core Equity 1 Portfolio (IDG)                       --*
                                         Large Cap International Portfolio (IDG)                  --*
                                         International Core Equity Portfolio (IDG)                --*
                                         Emerging Markets Core Equity Portfolio (IDG)             --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)         --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)          --*
                                         DFA LTIP Portfolio (IDG)                                 29%
                                         DFA Inflation-Protected Securities Portfolio (IDG)       --*

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FUND OF FUNDS                                                                              AT 10/31/2016
-------------                                                                              -------------
Dimensional 2030 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                     --*
                                         U.S. Core Equity 1 Portfolio (IDG)                     --*
                                         Large Cap International Portfolio (IDG)                --*
                                         International Core Equity Portfolio (IDG)              --*
                                         Emerging Markets Core Equity Portfolio (IDG)           --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)       --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)        --*
                                         DFA LTIP Portfolio (IDG)                               21%

Dimensional 2035 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                     --*
                                         U.S. Core Equity 1 Portfolio (IDG)                     --*
                                         Large Cap International Portfolio (IDG)                --*
                                         International Core Equity Portfolio (IDG)              --*
                                         Emerging Markets Core Equity Portfolio (IDG)           --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)       --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)        --*
                                         DFA LTIP Portfolio (IDG)                                3%

Dimensional 2040 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                     --*
                                         U.S. Core Equity 1 Portfolio (IDG)                     --*
                                         Large Cap International Portfolio (IDG)                --*
                                         International Core Equity Portfolio (IDG)              --*
                                         Emerging Markets Core Equity Portfolio (IDG)           --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)       --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)        --*

Dimensional 2045 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                     --*
                                         U.S. Core Equity 1 Portfolio (IDG)                     --*
                                         Large Cap International Portfolio (IDG)                --*
                                         International Core Equity Portfolio (IDG)              --*
                                         Emerging Markets Core Equity Portfolio (IDG)           --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)       --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)        --*

Dimensional 2050 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                     --*
                                         U.S. Core Equity 1 Portfolio (IDG)                     --*
                                         Large Cap International Portfolio (IDG)                --*
                                         International Core Equity Portfolio (IDG)              --*
                                         Emerging Markets Core Equity Portfolio (IDG)           --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)       --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)        --*

                                                                                            PERCENTAGE
                                                                                             OWNERSHIP
FUND OF FUNDS                                                                              AT 10/31/2016
-------------                                                                              -------------
Dimensional 2055 Target Date Retirement  U.S. Large Company Portfolio (DIG)                     --*
  Income Fund                            U.S. Core Equity 1 Portfolio (IDG)                     --*
                                         Large Cap International Portfolio (IDG)                --*
                                         International Core Equity Portfolio (IDG)              --*
                                         Emerging Markets Core Equity Portfolio (IDG)           --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)       --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)        --*

Dimensional 2060 Target Date Retirement
  Income Fund                            U.S. Large Company Portfolio (DIG)                     --*
                                         U.S. Core Equity 1 Portfolio (IDG)                     --*
                                         Large Cap International Portfolio (IDG)                --*
                                         International Core Equity Portfolio (IDG)              --*
                                         Emerging Markets Core Equity Portfolio (IDG)           --*
                                         DFA Two-Year Global Fixed Income Portfolio (IDG)       --*
                                         DFA Short-Term Extended Quality Portfolio (IDG)        --*

* Amounts designated as -- are less than 1%.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolios are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A Summary of the inputs used to value each Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the period ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio.

   For the period ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Dimensional 2015 Target Date Retirement Income Fund. 0.03%
           Dimensional 2020 Target Date Retirement Income Fund. 0.03%
           Dimensional 2025 Target Date Retirement Income Fund. 0.03%
           Dimensional 2030 Target Date Retirement Income Fund. 0.03%
           Dimensional 2035 Target Date Retirement Income Fund. 0.03%
           Dimensional 2040 Target Date Retirement Income Fund. 0.03%
           Dimensional 2045 Target Date Retirement Income Fund. 0.03%
           Dimensional 2050 Target Date Retirement Income Fund. 0.03%
           Dimensional 2055 Target Date Retirement Income Fund. 0.03%
           Dimensional 2060 Target Date Retirement Income Fund. 0.03%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for each Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount listed below. For the period ended October 31, 2016, the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                               PREVIOUSLY
                                                               RECOVERY       WAIVED FEES/
                                                 EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                        AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                      ---------- ---------------- -----------------
Dimensional 2015 Target Date Retirement Income
  Fund.........................................    0.06%          --               $41
Dimensional 2020 Target Date Retirement Income
  Fund.........................................    0.06%         $ 1                44
Dimensional 2025 Target Date Retirement Income
  Fund.........................................    0.06%           1                43
Dimensional 2030 Target Date Retirement Income
  Fund.........................................    0.06%          --                44
Dimensional 2035 Target Date Retirement Income
  Fund.........................................    0.06%          --                41
Dimensional 2040 Target Date Retirement Income
  Fund.........................................    0.06%          --                41
Dimensional 2045 Target Date Retirement Income
  Fund.........................................    0.06%          --                39
Dimensional 2050 Target Date Retirement Income
  Fund.........................................    0.06%          --                40
Dimensional 2055 Target Date Retirement Income
  Fund.........................................    0.06%           2                47
Dimensional 2060 Target Date Retirement Income
  Fund.........................................    0.06%           2                47

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            Dimensional 2015 Target Date Retirement Income Fund. --*
            Dimensional 2020 Target Date Retirement Income Fund. --*
            Dimensional 2025 Target Date Retirement Income Fund. --*
            Dimensional 2030 Target Date Retirement Income Fund. --*
            Dimensional 2035 Target Date Retirement Income Fund. --*
            Dimensional 2040 Target Date Retirement Income Fund. --*
            Dimensional 2045 Target Date Retirement Income Fund. --*
            Dimensional 2050 Target Date Retirement Income Fund. --*
            Dimensional 2055 Target Date Retirement Income Fund. --*
            Dimensional 2060 Target Date Retirement Income Fund. --*

*  Amounts designated as -- are less than $500

E. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2016, the Portfolios transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                              DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND
                                              -----------------------------------------------
                                              BALANCE AT     BALANCE AT                  DIVIDEND
AFFILIATED INVESTMENT COMPANIES               10/31/2015     10/31/2016 PURCHASES SALES   INCOME
-------------------------------               ----------     ---------- --------- ------ --------
DFA Inflation-Protected Securities Portfolio.     --          $14,799    $15,413  $1,165   $130
DFA LTIP Portfolio...........................     --            3,531      3,844     749     48
U.S. Core Equity 1 Portfolio.................     --            1,859      1,890     184     19
U.S. Large Company Portfolio.................     --            1,857      1,885     167     22
Large Cap International Portfolio............     --            1,206      1,275     125     21
International Core Equity Portfolio..........     --              603        627      60     10
Emerging Markets Core Equity Portfolio.......     --              569        531      44      6
                                                  --          -------    -------  ------   ----
Total........................................     --          $24,424    $25,465  $2,494   $256
                                                  ==          =======    =======  ======   ====

                                              DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND
                                              -----------------------------------------------
                                              BALANCE AT     BALANCE AT                  DIVIDEND
AFFILIATED INVESTMENT COMPANIES               10/31/2015     10/31/2016 PURCHASES SALES   INCOME
-------------------------------               ----------     ---------- --------- ------ --------
DFA Inflation-Protected Securities Portfolio.     --          $19,804    $20,028  $  777   $164
DFA LTIP Portfolio...........................     --           14,553     14,346   1,156    186
U.S. Core Equity 1 Portfolio.................     --            5,548      5,627     476     54
U.S. Large Company Portfolio.................     --            5,545      5,614     422     60
Large Cap International Portfolio............     --            3,596      3,765     324     59
International Core Equity Portfolio..........     --            1,797      1,839     147     28
Emerging Markets Core Equity Portfolio.......     --            1,698      1,569      98     18
DFA Two-Year Global Fixed Income Portfolio...     --              916        994      81      3
DFA Short-Term Extended Quality Portfolio....     --              916        993      84     11
                                                  --          -------    -------  ------   ----
Total........................................     --          $54,373    $54,775  $3,565   $583
                                                  ==          =======    =======  ======   ====


                                              DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA LTIP Portfolio.....................     --      $18,183    $17,549  $1,057   $245          --
U.S. Core Equity 1 Portfolio...........     --        8,124      8,062     552     83         $ 1
U.S. Large Company Portfolio...........     --        8,124      8,083     510     93          --
DFA Inflation-Protected Securities
  Portfolio............................     --        7,103      7,201     277     62          --
Large Cap International Portfolio......     --        5,267      5,347     318     92          --
International Core Equity Portfolio....     --        2,631      2,593     122     43          --
Emerging Markets Core Equity Portfolio.     --        2,492      2,255     105     28          --
DFA Two-Year Global Fixed Income
  Portfolio............................     --        2,472      2,616     151      9          --
DFA Short-Term Extended Quality
  Portfolio............................     --        2,469      2,598     145     28          --
                                            --      -------    -------  ------   ----         ---
Total..................................     --      $56,865    $56,304  $3,237   $683         $ 1
                                            ==      =======    =======  ======   ====         ===

                                              DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
DFA LTIP Portfolio.....................     --      $13,386    $13,081  $  583   $150          --
U.S. Core Equity 1 Portfolio...........     --        9,557      9,524     490     84         $ 3
U.S. Large Company Portfolio...........     --        9,547      9,435     359     92           2
Large Cap International Portfolio......     --        6,201      6,263     254     92          --
DFA Short-Term Extended Quality
  Portfolio............................     --        3,612      3,750     156     35          --
DFA Two-Year Global Fixed Income
  Portfolio............................     --        3,612      3,764     161     11          --
International Core Equity Portfolio....     --        3,101      3,055      92     43          --
Emerging Markets Core Equity Portfolio.     --        2,927      2,671      64     28          --
                                            --      -------    -------  ------   ----         ---
Total..................................     --      $51,943    $51,543  $2,159   $535         $ 5
                                            ==      =======    =======  ======   ====         ===

                                              DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 1 Portfolio...........     --      $ 6,460    $ 6,305  $  283   $ 65         $ 2
U.S. Large Company Portfolio...........     --        6,451      6,293     235     71           2
Large Cap International Portfolio......     --        4,189      4,255     220     71          --
DFA Two-Year Global Fixed Income
  Portfolio............................     --        2,770      2,912     150      9          --
DFA Short-Term Extended Quality
  Portfolio............................     --        2,767      2,906     156     30          --
International Core Equity Portfolio....     --        2,092      2,080      97     33          --
DFA LTIP Portfolio.....................     --        1,983      1,972     103     22          --
Emerging Markets Core Equity Portfolio.     --        1,977      1,833     110     22          --
                                            --      -------    -------  ------   ----         ---
Total..................................     --      $28,689    $28,556  $1,354   $323         $ 4
                                            ==      =======    =======  ======   ====         ===


                                              DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Large Company Portfolio...........     --      $ 7,543    $ 7,358  $  282   $ 86         $ 1
U.S. Core Equity 1 Portfolio...........     --        7,536      7,327     311     78           2
Large Cap International Portfolio......     --        4,870      4,919     221     87          --
International Core Equity Portfolio....     --        2,429      2,402      98     41          --
Emerging Markets Core Equity Portfolio.     --        2,298      2,135     141     26          --
DFA Two-Year Global Fixed Income
  Portfolio............................     --        1,784      1,835      55      6          --
DFA Short-Term Extended Quality
  Portfolio............................     --        1,784      1,830      56     18           0
                                            --      -------    -------  ------   ----         ---
Total..................................     --      $28,244    $27,806  $1,164   $342         $ 3
                                            ==      =======    =======  ======   ====         ===

                                              DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 1 Portfolio...........     --      $ 4,547    $ 4,544  $  223   $ 37         $ 0
U.S. Large Company Portfolio...........     --        4,542      4,585     245     40           0
Large Cap International Portfolio......     --        2,950      2,986     121     40          --
International Core Equity Portfolio....     --        1,475      1,477      65     19          --
Emerging Markets Core Equity Portfolio.     --        1,392      1,317      68     13          --
DFA Two-Year Global Fixed Income
  Portfolio............................     --          394        432      39      1          --
DFA Short-Term Extended Quality
  Portfolio............................     --          393        432      40      4           0
                                            --      -------    -------  ------   ----         ---
Total..................................     --      $15,693    $15,773  $  801   $154         $ 0
                                            ==      =======    =======  ======   ====         ===

                                              DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND
                                        ----------------------------------------------------------------
                                        BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 1 Portfolio...........     --      $ 4,157    $ 4,068  $  125   $ 40         $ 2
U.S. Large Company Portfolio...........     --        4,152      4,053      94     44           1
Large Cap International Portfolio......     --        2,697      2,712      78     44          --
International Core Equity Portfolio....     --        1,349      1,330      34     21          --
Emerging Markets Core Equity Portfolio.     --        1,273      1,152      20     14          --
DFA Short-Term Extended Quality
  Portfolio............................     --          359        379      22      4           0
DFA Two-Year Global Fixed Income
  Portfolio............................     --          359        379      21      1          --
                                            --      -------    -------  ------   ----         ---
Total..................................     --      $14,346    $14,073  $  394   $168         $ 3
                                            ==      =======    =======  ======   ====         ===


                                              DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND
                                        ---------------------------------------------------------------
                                        BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Core Equity 1 Portfolio...........     --       $  860    $  867   $ 23    $ 7          $ 2
U.S. Large Company Portfolio...........     --          860       863     19      8            1
Large Cap International Portfolio......     --          558       567      9      8           --
International Core Equity Portfolio....     --          279       280      6      3           --
Emerging Markets Core Equity Portfolio.     --          264       254      8      3           --
DFA Two-Year Global Fixed Income
  Portfolio............................     --           74        74      0      0           --
DFA Short-Term Extended Quality
  Portfolio............................     --           74        76      2      1            0
                                            --       ------    ------   ----    ---          ---
Total..................................     --       $2,969    $2,981   $ 67    $30          $ 3
                                            ==       ======    ======   ====    ===          ===

                                              DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND
                                        ---------------------------------------------------------------
                                        BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
U.S. Large Company Portfolio...........     --       $  456    $  604   $149    $ 5          $ 1
U.S. Core Equity 1 Portfolio...........     --          455       607    152      5            2
Large Cap International Portfolio......     --          295       393     94      4           --
International Core Equity Portfolio....     --          149       194     46      3           --
Emerging Markets Core Equity Portfolio.     --          139       172     41      2           --
DFA Short-Term Extended Quality
  Portfolio............................     --           40        51     11      0            0
DFA Two-Year Global Fixed Income
  Portfolio............................     --           39        51     12      0           --
                                            --       ------    ------   ----    ---          ---
Total..................................     --       $1,573    $2,072   $505    $19          $ 3
                                            ==       ======    ======   ====    ===          ===

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                        INCREASE       INCREASE
                                                                       (DECREASE)     (DECREASE)
                                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                     --------------- -------------- --------------
Dimensional 2015 Target Date Retirement Income Fund.       $(1)            --            $ 1
Dimensional 2020 Target Date Retirement Income Fund.        (3)            --              3
Dimensional 2025 Target Date Retirement Income Fund.        (4)            --              4
Dimensional 2030 Target Date Retirement Income Fund.        (2)            --              2
Dimensional 2035 Target Date Retirement Income Fund.        --             --             --
Dimensional 2040 Target Date Retirement Income Fund.        --             --             --
Dimensional 2045 Target Date Retirement Income Fund.        --             --             --
Dimensional 2050 Target Date Retirement Income Fund.        --             --             --
Dimensional 2055 Target Date Retirement Income Fund.        --             --             --
Dimensional 2060 Target Date Retirement Income Fund.        --             --             --

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2016 were as follows (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                     -------------- ------------- ---------- -----
Dimensional 2015 Target Date Retirement Income Fund
2016................................................      $237           --           --     $237
Dimensional 2020 Target Date Retirement Income Fund
2016................................................       541           --           --      541
Dimensional 2025 Target Date Retirement Income Fund
2016................................................       647           --           --      647
Dimensional 2030 Target Date Retirement Income Fund
2016................................................       492           --           --      492
Dimensional 2035 Target Date Retirement Income Fund
2016................................................       300           --           --      300
Dimensional 2040 Target Date Retirement Income Fund
2016................................................       320           --           --      320
Dimensional 2045 Target Date Retirement Income Fund
2016................................................       140           --           --      140
Dimensional 2050 Target Date Retirement Income Fund
2016................................................       152           --           --      152
Dimensional 2055 Target Date Retirement Income Fund
2016................................................        25           --           --       25
Dimensional 2060 Target Date Retirement Income Fund
2016................................................        15           --           --       15

   At October 31, 2016, the Portfolio did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares.

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                              UNDISTRIBUTED                                               TOTAL NET
                              NET INVESTMENT                                            DISTRIBUTABLE
                                INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                              CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                              -------------- ------------- ------------- -------------- -------------
Dimensional 2015 Target Date
  Retirement Income Fund.....      $54             --            --          $1,409        $1,463
Dimensional 2020 Target Date
  Retirement Income Fund.....       42             --            --           3,145         3,187
Dimensional 2025 Target Date
  Retirement Income Fund.....       23            $ 1            --           3,791         3,815
Dimensional 2030 Target Date
  Retirement Income Fund.....       34              2            --           2,554         2,590
Dimensional 2035 Target Date
  Retirement Income Fund.....       16              4            --           1,484         1,504
Dimensional 2040 Target Date
  Retirement Income Fund.....       14              3            --           1,599         1,616
Dimensional 2045 Target Date
  Retirement Income Fund.....        9             --            --             721           730
Dimensional 2050 Target Date
  Retirement Income Fund.....       10              3            --             668           681
Dimensional 2055 Target Date
  Retirement Income Fund.....        4              3            --              53            60
Dimensional 2060 Target Date
  Retirement Income Fund.....        3             --           $(3)             12            12

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           UNLIMITED TOTAL
                                                           --------- -----
      Dimensional 2015 Target Date Retirement Income Fund.     --      --
      Dimensional 2020 Target Date Retirement Income Fund.     --      --
      Dimensional 2025 Target Date Retirement Income Fund.     --      --
      Dimensional 2030 Target Date Retirement Income Fund.     --      --
      Dimensional 2035 Target Date Retirement Income Fund.     --      --
      Dimensional 2040 Target Date Retirement Income Fund.     --      --
      Dimensional 2045 Target Date Retirement Income Fund.     --      --
      Dimensional 2050 Target Date Retirement Income Fund.     --      --
      Dimensional 2055 Target Date Retirement Income Fund.     --      --
      Dimensional 2060 Target Date Retirement Income Fund.    $ 3     $ 3

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET
                                                                                          UNREALIZED
                                                     FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     -------- ------------ ------------ --------------
Dimensional 2015 Target Date Retirement Income Fund. $23,125     $1,409         --          $1,409
Dimensional 2020 Target Date Retirement Income Fund.  51,261      3,145         --           3,145
Dimensional 2025 Target Date Retirement Income Fund.  53,124      3,791         --           3,791
Dimensional 2030 Target Date Retirement Income Fund.  49,540      2,554         --           2,554
Dimensional 2035 Target Date Retirement Income Fund.  27,242      1,484         --           1,484
Dimensional 2040 Target Date Retirement Income Fund.  26,679      1,599         --           1,599
Dimensional 2045 Target Date Retirement Income Fund.  15,004        721         --             721
Dimensional 2050 Target Date Retirement Income Fund.  13,700        668         --             668
Dimensional 2055 Target Date Retirement Income Fund.   2,930         53         --              53
Dimensional 2060 Target Date Retirement Income Fund.   1,569         12         --              12

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   For year ended October 31, 2016, borrowings by the Portfolios under the line of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF  INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE       DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING INCURRED   THE PERIOD
                                         ------------- ------------ ----------- -------- ---------------
Dimensional 2015 Target Date Retirement
  Income Fund...........................     1.15%         $125          7         --         $253
Dimensional 2020 Target Date Retirement
  Income Fund...........................     1.14%          163          9         --          232
Dimensional 2025 Target Date Retirement
  Income Fund...........................     1.13%          163          9         --          252
Dimensional 2030 Target Date Retirement
  Income Fund...........................     1.11%           87          3         --          144
Dimensional 2035 Target Date Retirement
  Income Fund...........................     1.15%          113          5         --          113
Dimensional 2040 Target Date Retirement
  Income Fund...........................     1.13%          111          6         --          119

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the period ended October 31, 2016.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of their shares (in-kind redemption). For financial reporting purposes, a Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities and a loss on in-kind redemptions to the extent the cost of the distributed securities exceeds the value of those securities on the date of redemption. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the period ended October 31, 2016, the Portfolios' realized net gains (losses) on in-kind redemptions as follows:

            Dimensional 2015 Target Date Retirement Income Fund. (1)
            Dimensional 2020 Target Date Retirement Income Fund. (3)
            Dimensional 2025 Target Date Retirement Income Fund. (4)
            Dimensional 2030 Target Date Retirement Income Fund. (2)

J. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                    PERCENTAGE
                                                      NUMBER OF   OF OUTSTANDING
                                                     SHAREHOLDERS     SHARES
                                                     ------------ --------------
Dimensional 2015 Target Date Retirement Income Fund.      4             90%
Dimensional 2020 Target Date Retirement Income Fund.      7             90%
Dimensional 2025 Target Date Retirement Income Fund.      5             87%
Dimensional 2030 Target Date Retirement Income Fund.      6             84%
Dimensional 2035 Target Date Retirement Income Fund.      6             87%
Dimensional 2040 Target Date Retirement Income Fund.      5             87%
Dimensional 2045 Target Date Retirement Income Fund.      5             90%
Dimensional 2050 Target Date Retirement Income Fund.      5             92%
Dimensional 2055 Target Date Retirement Income Fund.      5             84%
Dimensional 2060 Target Date Retirement Income Fund.      2             80%

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund and Dimensional 2060 Target Date Retirement Income Fund (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period November 2, 2015 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, on the dates indicated, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund and Dimensional 2050 Target Date Retirement Income Fund paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                            % BREAKDOWN OF DISTRIBUTION SOURCES
                                                     ------------------------------------------------
                                                        NET      NET REALIZED   NET REALIZED
                                                     INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                         INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                       ---------- -------------- -------------- ---------
Dimensional 2015 Target Date Retirement Income Fund
   March 30, 2016...................................    100%          0%             0%           0%*
   June 29, 2016....................................     99%          0%             0%           1%
Dimensional 2020 Target Date Retirement Income Fund
   June 29, 2016....................................     99%          0%             0%           1%
Dimensional 2050 Target Date Retirement Income Fund
   June 29, 2016....................................    100%          0%             0%           0%*

----------
* Amount is less than 1%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal period ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal period ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal period ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                          investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company) (29
1939                                                                        Portfolios) (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company (1997-
                                                                            2010).
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly, Director,
New Haven, CT 06520-8200                                                    BIRR Portfolio Analysis, Inc. (sofware Products)
1943                                                                        (1990-2010).
----------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Human Resources Management and Economics,
Stanford University Graduate  DEM-Since 2010                                Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
434 Galvez Mall                                                             testimony and economic and financial analysis)
Stanford, CA 94305                                                          (since 2009). Formerly, Chairman of the President
1948                                                                        George W. Bush's Council of Economic Advisors,
                                                                            State of California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax Reform
                                                                            (2005)
----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman,
Advisers, LP                                                                Ruapay Inc. (since 2013). Formerly, Chairman,
6300 Bee Cave Road                                                          Platinum Grove Asset Management, L.P. (hedge
Building 1                                                                  fund) (formerly, Oak Hill Platinum Partners) (1999-
Austin, TX 78746                                                            2009). Formerly, Director, American Centruy Fund
1941                                                                        Complex (registered investment companies)
                                                                            (43 Portfolios) (1980-2014).
----------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON
Booth School of Business                                                    Industries Inc.) (office furniture) (since 2000).
5807 S. Woodlawn Avenue                                                     Director, Ryder System Inc. (transportation,
Chicago, IL 60637                                                           logistics and supply-chain management) (since
1953                                                                        2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (33 portfolios)
                                                                            (since 2009). Formerly, Co-Director Investment
                                                                            Research, Fundamental Investment Advisors
                                                                            (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth               DFAIDG-Since 1981      122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,  DIG-Since 1992         investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief       DFAITC-Since 1992                             Officer (until 1/1/2010) of the following companies:
Executive Officer            DEM-Since 1993                                Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional
                                                                           Advisors Ltd., Dimensional Funds plc and
                                                                           Dimensional Funds II plc. Formerly, President,
                                                                           Dimensional SmartNest (US) LLC (2009- 2014).
                                                                           Formerly, Limited Partner, Oak Hill Partners (2001-
                                                                           2010). Limited Partner, VSC Investors, LLC (since
                                                                           2007). Trustee, University of Chicago. Trustee,
                                                                           University of Kansas Endowment Association.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company). Chairman, Director and
                                                                           Co-Chief Executive Officer of Dimensional Fund
                                                                           Advisors Canada ULC. Director and President
                                                                           (since 2012) of Dimensional Japan Ltd. Chairman,
                                                                           Director, President, and Co-Chief Executive Officer
                                                                           of Dimensional Cayman Commodity Fund I Ltd.
                                                                           (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           DFAIDG-Since 2009      122 portfolios in 4    Co-Chief Executive Officer (beginning January
Director/Trustee, Co-Chief   DIG-Since 2009         investment companies   2010), Co-Chief Investment Officer (since June
Executive Officer and        DFAITC-Since 2009                             2014), Director/Trustee, and formerly, Chief
Co-Chief Investment Officer  DEM-Since 2009                                Investment Officer (March 2007-June 2014) of the
6300 Bee Cave Road,                                                        DFA Entities. Director, Co-Chief Executive Officer
Building One                                                               and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional
                                                                           Funds plc, Dimensional Funds II plc and
                                                                           Dimensional Advisors Ltd. Formerly, Vice President
                                                                           of the DFA Entities and Dimensional Fund Advisors
                                                                           Canada ULC. Director and Chief Investment Officer
                                                                           (since December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
April A. Aandal        Vice President         Since 2008       Vice President of all the DFA Entities.
1963
----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                           President, Business Development at Capson
                                                               Physicians Insurance Company (2010-2012).
----------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong  Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (January 2011-January 2016).
----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery        Vice President         Since 2005       Vice President of all the DFA Entities.
1966
----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow       Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                           Managing Director of Dimensional Fund Advisors Ltd
                                                               (since September 2013). Director of Dimensional
                                                               Funds plc and Dimensional Funds II plc
                                                               (since November 2013).
----------------------------------------------------------------------------------------------------------------------
Lana Bergstein         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                           Client Service Manager for Dimensional Fund
                                                               Advisors LP (February 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Stanley W. Black       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                           Senior Research Associate (January 2012-January
                                                               2014) and Research Associate (2006-2011) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders       Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (April 2008-January 2014).
----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth      Vice President         Since 2007       Vice President of all the DFA Entities.
1968
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown       Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                   Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                               Fund Advisors Ltd., Dimensional Cayman
                                                               Commodity Fund I Ltd., Dimensional Fund Advisors
                                                               Pte. and Dimensional Hong Kong Limited. Director,
                                                               Vice President, Director and Assistant Secretary of
                                                               Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler        Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                           Global Financial Services for Dimensional Fund
                                                               Advisors LP (since 2008).
----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit      Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (December 2010-January 2012).
----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns         Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                           Regional Director (January 2010-January 2014) for
                                                               Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
David K. Campbell      Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                           Relationship Manager for Dimensional Fund
                                                               Advisors LP (October 2010-January 2016).
----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain  Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                           Regional Director (January 2012-January 2015) for
                                                               Dimensional Fund Advisors LP; Principal for
                                                               Chamberlain Financial Group (October 2010-
                                                               December 2011).

                                            TERM OF OFFICE/1/
   NAME AND YEAR OF                          AND LENGTH OF
        BIRTH                POSITION           SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
--------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
--------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since April
                                                               2016). Formerly, Portfolio Manager for Dimensional
                                                               Fund Advisors LP (October 2005 to January 2012).
--------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
--------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and
1972                                                           Vice President of Dimensional Japan Ltd
                                                               (since February 2016). President and Director of
                                                               Dimensional Fund Advisors Canada ULC
                                                               (since February 2016), Vice President of DFA
                                                               Australia Limited (since April 2008) and Director
                                                               (since Oct 2016). Director of Dimensional Advisors
                                                               Ltd, Dimensional Fund Advisors Pte. Ltd., and
                                                               Dimensional Hong Kong Limited, (since April 2016),
                                                               Vice President of Dimensional Fund Advisors Pte
                                                               Ltd. (since June 2016), Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP
                                                               (since January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC (December
                                                               2010-February 2016); Head of Institutional, North
                                                               America (March 2012 to December 2013) and Head
                                                               of Portfolio Management (January 2006 to
                                                               March 2012) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
--------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014).
--------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
--------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
--------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
--------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                           Senior Associate, Research (January 2015-January
                                                               2016); Associate, Research (January 2014-January
                                                               2015); Analyst, Research (July 2010-January 2014)
                                                               for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional
                                                               Fund Advisors Canada ULC, Chief Compliance
                                                               Officer of Dimensional Fund Advisors Pte. Ltd.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).

                                            TERM OF OFFICE/1/
  NAME AND YEAR OF                           AND LENGTH OF
        BIRTH               POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
John T. Curnutte       Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                           Manager, Research Systems (November 2012-
                                                               January 2016) for Dimensional Fund Advisors LP;
                                                               Assistant Vice President, Oaktree Capital
                                                               Management (April 2011-October 2012.
---------------------------------------------------------------------------------------------------------------------
John Dashtara          Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                           Regional Director (July 2013-January 2015) for
                                                               Dimensional Fund Advisors LP; Relationship
                                                               Manager for Blackrock, Inc. (July 2011-July 2013);
                                                               Vice President for Towers Watson
                                                               (formerly, WellsCanning) (June 2009-July 2011).
---------------------------------------------------------------------------------------------------------------------
James L. Davis         Vice President         Since 1999       Vice President of all the DFA Entities.
1956
---------------------------------------------------------------------------------------------------------------------
Robert T. Deere        Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                           Limited and Dimensional Fund Advisors Canada
                                                               ULC.
---------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder  Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director (January 2012-January 2014) and
                                                               Senior Associate (August 2010-December 2011) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Mark J. Dennis         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                           Regional Director (May 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Vice President,
                                                               Portfolio Specialist (January 2007-May 2011) for
                                                               Morgan Stanley Investment Management.
---------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis  Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                           Associate, Research (November 2012-January
                                                               2015) for Dimensional Fund Advisors LP; Senior
                                                               Consultant, NERA Economic Consulting, New York
                                                               (May 2010-November 2012).
---------------------------------------------------------------------------------------------------------------------
Peter F. Dillard       Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                           Officer for Dimensional Fund Advisors LP
                                                               (since January 2016).
---------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner     Vice President         Since 2001       Vice President of all the DFA Entities.
1970
---------------------------------------------------------------------------------------------------------------------
Karen M. Dolan         Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                           Marketing for Dimensional Fund Advisors LP
                                                               (since February 2013). Formerly, Senior Manager of
                                                               Research and Marketing for Dimensional Fund
                                                               Advisors LP (June 2012-January 2013); Director of
                                                               Mutual Fund Analysis at Morningstar (January 2008-
                                                               May 2012).
---------------------------------------------------------------------------------------------------------------------
L. Todd Erskine        Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                           Regional Director (May 2008-January 2015) for
                                                               Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------
Richard A. Eustice     Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                   Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                               Operating Officer for Dimensional Fund Advisors
                                                               Pte. Ltd. (since April 2013). Formerly, Chief
                                                               Operating Officer for Dimensional Fund Advisors Ltd.
                                                               (July 2008-March 2013).
---------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker    Vice President         Since 2004       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall         Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) of
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC
                                                               (since April 2016). Formerly, Portfolio Manager of
                                                               Dimensional Fund Advisors LP (September 2004-
                                                               January 2012).

                                              TERM OF OFFICE/1/
  NAME AND YEAR OF                             AND LENGTH OF
       BIRTH                 POSITION             SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Edward A. Foley       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                             Regional Director for Dimensional Fund Advisors LP
                                                                 (August 2011-January 2014); Senior Vice President
                                                                 of First Trust Advisors L.P. (2007-July 2011).
------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster   Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                             Senior Associate (May 2011-January 2015) for
                                                                 Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman     Vice President            Since 2009       Vice President of all the DFA Entities.
1970
------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg  Vice President            Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1970                                                             President for Dimensional SmartNest (US) LLC
                                                                 (January 2012-November 2014); Senior Vice
                                                                 President for Morningstar (July 2004-July 2011).
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour      Vice President            Since 2007       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum        Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                             Managing Director at BlackRock (2004-January
                                                                 2012).
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray         Vice President            Since 2000       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray          Vice President            Since 2007       Vice President of all the DFA Entities.
1974
------------------------------------------------------------------------------------------------------------------------
Christian Gunther     Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                             for Dimensional Fund Advisors LP (since 2012).
                                                                 Formerly, Senior Trader (2009-2012).
------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins     Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                             Counsel for Dimensional Fund Advisors LP (January
                                                                 2011-January 2014).
------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight        Vice President            Since 2005       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle     Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                  Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                      Treasurer                                  Financial Officer, interim Treasurer and Vice
                                                                 President of Dimensional Advisors Ltd., Dimensional
                                                                 Hong Kong Limited, Dimensional Cayman
                                                                 Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                 Canada ULC, Dimensional Fund Advisors Pte. Ltd,
                                                                 DFA Australia Ltd. Formerly, interim Chief Financial
                                                                 Officer and interim Treasurer (April 2016-September
                                                                 2016), and Controller (August 2015-September
                                                                 2016) of all the DFA Entities); Vice President of
                                                                 T. Rowe Price Group, Inc. and Director of Investment
                                                                 Treasury and Treasurer of the T. Rowe Price Funds
                                                                 (March 2008-July 2015).
------------------------------------------------------------------------------------------------------------------------
Christine W. Ho       Vice President            Since 2004       Vice President of all the DFA Entities.
1967
------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath    Vice President            Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                             Managing Director, Co-Head Global Consultant
                                                                 Relations at BlackRock (2004-2011).
------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter        Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                             Senior Compliance Officer (November 2010-January
                                                                 2015) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison     Vice President            Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                             Manager for Dimensional Fund Advisors LP (January
                                                                 2013-Present). Formerly, Investment Associate for
                                                                 Dimensional Fund Advisors LP (January 2010-
                                                                 January 2013).

                                        TERM OF OFFICE/1/
   NAME AND YEAR OF                      AND LENGTH OF
        BIRTH              POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems (January
                                                           2011-January 2014) for Dimensional Fund Advisors
                                                           LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations (January
                                                           2014-January 2015) and Investment Operations
                                                           Manager (May 2008-January 2014) for Dimensional
                                                           Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP
                                                           (since June 2004).
-----------------------------------------------------------------------------------------------------------------
Arun C. Keswani         Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (January 2015-Present). Formerly, Portfolio Manager
                                                           (January 2013-January 2015) and Investment
                                                           Associate (October 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Investment Banking
                                                           Associate at Morgan Stanley (August 2010-
                                                           September 2011).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Kimberly L. Kiser    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                    Creative Director for Dimensional Fund Advisors LP
                                                        (September 2012-January 2014); Vice President and
                                                        Global Creative Director at Morgan Stanley
                                                        (2007-2012); Visiting Assistant Professor, Graduate
                                                        Communications Design at Pratt Institute
                                                        (2004-2012).
---------------------------------------------------------------------------------------------------------------
Natalia Y. Knych     Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                    Manager, RFP, Institutional (January 2015-January
                                                        2016); Senior Associate, Institutional (April 2007-
                                                        January 2015) for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Timothy R. Kohn      Vice President    Since 2011       Vice President of all the DFA Entities. Head of
1971                                                    Defined Contribution Sales for Dimensional Fund
                                                        Advisors LP (since August 2010).
---------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich   Vice President    Since 2004       Vice President of all the DFA Entities. Senior
1971                                                    Portfolio Manager of Dimensional Fund Advisors LP
                                                        (since January 2012). Formerly, Portfolio Manager
                                                        for Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski  Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1981                                                    Senior Associate, Investment Analytics and Data
                                                        (January 2012-December 2012) and Systems
                                                        Developer (June 2007-December 2011) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Kahne L. Krause      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1966                                                    Regional Director (May 2010-January 2014) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Stephen W. Kurad     Vice President    Since 2011       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Michael F. Lane      Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
1967                                                    Chief Executive Officer for Dimensional SmartNest
                                                        (US) LLC (July 2012-November 2014).
---------------------------------------------------------------------------------------------------------------
Francis R. Lao       Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
1969                                                    President -- Global Operations at Janus Capital
                                                        Group (2005-2011).
---------------------------------------------------------------------------------------------------------------
David F. LaRusso     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1978                                                    Senior Trader (January 2010-December 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Juliet H. Lee        Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Marlena I. Lee       Vice President    Since 2011       Vice President of all the DFA Entities.
1980
---------------------------------------------------------------------------------------------------------------
Paul A. Lehman       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Regional Director (July 2013-January 2015) for
                                                        Dimensional Fund Advisors LP; Chief Investment
                                                        Officer (April 2005-April 2013) for First Citizens
                                                        Bancorporation.
---------------------------------------------------------------------------------------------------------------
John B. Lessley      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1960                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2008-January 2013).
---------------------------------------------------------------------------------------------------------------
Joy L. Lopez         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                    Senior Tax Manager (February 2013-January 2015)
                                                        for Dimensional Fund Advisors LP; Vice President
                                                        and Tax Manager, North America (August 2006-April
                                                        2012) for Pacific Investment Management Company.
---------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu    Vice President    Since 2009       Vice President of all the DFA Entities.
1969

                                             TERM OF OFFICE/1/
 NAME AND YEAR OF                              AND LENGTH OF
       BIRTH              POSITION                SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Timothy P. Luyet     Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1972                                                                Senior Manager, Marketing Operations (January
                                                                    2014-January 2015), Manager, Client Systems
                                                                    (October 2011-January 2014) and RFP Manager
                                                                    (April 2010-October 2011) for Dimensional Fund
                                                                    Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Peter Magnusson      Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1969                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (January 2011-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell    Vice President      Since 2010                 Vice President of all the DFA Entities and
1972                                                                Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus      Vice President      Since 2008                 Vice President of all DFA Entities and Head of
1970                                                                Global Human Resources for Dimensional Fund
                                                                    Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Duane R. Mattson     Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
1965                                                                Senior Compliance Officer (May 2012-January 2015)
                                                                    for Dimensional Fund Advisors LP; Chief
                                                                    Compliance Officer (April 2010-April 2012) for Al
                                                                    Frank Asset Management.
--------------------------------------------------------------------------------------------------------------------------
Bryan R. McClune     Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1975                                                                Regional Director of Dimensional Fund Advisors LP
                                                                    (January 2009-January 2014).
--------------------------------------------------------------------------------------------------------------------------
Philip P. McInnis    Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
1984                                                                Regional Director (January 2009-January 2014) and
                                                                    Senior Associate (2011) for Dimensional Fund
                                                                    Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Francis L. McNamara  Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
1959                                                                Manager, Project Management Office for
                                                                    Dimensional Fund Advisors LP (October 2006-
                                                                    January 2016).
--------------------------------------------------------------------------------------------------------------------------
Travis A. Meldau     Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
1981                                                                Manager (since September 2011) for Dimensional
                                                                    Fund Advisors LP. Formerly, Portfolio Manager for
                                                                    Wells Capital Management (October 2004-
                                                                    September 2011).
--------------------------------------------------------------------------------------------------------------------------
Tracy R. Mitchell    Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
1974                                                                Regional Director for Dimensional Fund Advisors LP
                                                                    (September 2013-January 2016); Managing Director,
                                                                    Client Services, Charles Schwab (December 2009-
                                                                    August 2013).
--------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson   Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
1971                                                                Manager, Investment Systems (2011-January 2013)
                                                                    for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell  Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA Entities.
1964                 Secretary           and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                    Australia Limited and Dimensional Fund Advisors
                                                                    Ltd. (since February 2002, April 1997, and May
                                                                    2002, respectively). Vice President and Secretary of
                                                                    Dimensional Fund Advisors Canada ULC (since
                                                                    June 2003), Dimensional Cayman Commodity Fund I
                                                                    Ltd., Dimensional Japan Ltd (since February 2012),
                                                                    Dimensional Advisors Ltd (since March 2012),
                                                                    Dimensional Fund Advisors Pte. Ltd. (since June
                                                                    2012). Director of Dimensional Funds plc and
                                                                    Dimensional Funds II plc (since 2002 and 2006,
                                                                    respectively). Director of Dimensional Japan Ltd.,
                                                                    Dimensional Advisors Ltd., Dimensional Fund
                                                                    Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                    Limited (since August 2012 and July 2012).
                                                                    Formerly, Vice President and Secretary of
                                                                    Dimensional SmartNest (US) LLC (October 2010-
                                                                    November 2014).

                                               TERM OF OFFICE/1/
 NAME AND YEAR OF                                AND LENGTH OF
      BIRTH               POSITION                  SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
John R. Nicholson   Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1977                                                                  Regional Director (June 2011-January 2015) for
                                                                      Dimensional Fund Advisors LP; Sales Executive for
                                                                      Vanguard (July 2008-May 2011).
----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble     Vice President         Since 2011                 Vice President of all the DFA Entities. Formerly,
1964                                                                  Portfolio Manager for Dimensional Fund Advisors LP
                                                                      (2008-2010).
----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz   Vice President and     Since 2013                 Vice President and Deputy Chief Compliance Officer
1961                Deputy Chief                                      of all the DFA Entities. Deputy Chief Compliance
                    Compliance Officer                                Officer of Dimensional Fund Advisors LP (since
                                                                      December 2012). Formerly, Chief Compliance
                                                                      Officer of Wellington Management Company, LLP
                                                                      (2004-2011).
----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O        Vice President         Since 2010                 Vice President of all the DFA Entities, Dimensional
1974                                                                  Cayman Commodity Fund I Ltd., and Dimensional
                                                                      Fund Advisors Canada ULC (since April 2016).
                                                                      Deputy General Counsel, Funds (since 2011).
----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Vice President and Co- Vice President since 2007  Vice President and Co-Chief Investment Officer of all
1976                Chief Investment       and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                    Officer                Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                      of Dimensional Funds plc and Dimensional Fund II
                                                                      plc.
----------------------------------------------------------------------------------------------------------------------------
Randy C. Olson      Vice President         Since 2016                 Vice President of all the DFA Entities. Formerly,
1980                                                                  Senior Compliance Officer for Dimensional Fund
                                                                      Advisors LP (July 2014-January 2016); Vice
                                                                      President Regional Head of Investment Compliance,
                                                                      Asia, PIMCO Asia Private Limited (July 2012-July
                                                                      2014); Country Compliance Officer, Janus Capital,
                                                                      Singapore Private Limited (May 2011-June 2012).
----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong       Vice President         Since 2009                 Vice President of all the DFA Entities. Portfolio
1973                                                                  Manager for Dimensional Fund Advisors LP
                                                                      (since July 2005).
----------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki       Vice President         Since 2010                 Vice President of all the DFA Entities.
1978
----------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak   Vice President         Since 2013                 Vice President of all the DFA Entities. Formerly,
1977                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                      (2012-January 2013); Senior Consultant (June 2011-
                                                                      December 2011) and Senior Investment Analyst and
                                                                      Consultant (July 2008-June 2011) at Hewitt
                                                                      EnnisKnupp.
----------------------------------------------------------------------------------------------------------------------------
Mary T. Phillips    Vice President         Since 2016                 Vice President of all the DFA Entities. Senior
1981                                                                  Portfolio Manager (January 2015-present). Formerly,
                                                                      Portfolio Manager (April 2014-January 2015) and
                                                                      Investment Associate for Dimensional Fund Advisors
                                                                      LP (July 2012-March 2014).
----------------------------------------------------------------------------------------------------------------------------
Jeffrey L. Pierce   Vice President         Since 2015                 Vice President of all the DFA Entities. Senior
1984                                                                  Manager, Advisor Benchmarking (since January
                                                                      2015) for Dimensional Fund Advisors LP. Formerly,
                                                                      Manager, Advisor Benchmarking (April 2012-
                                                                      December 2014) for Dimensional Fund Advisors LP;
                                                                      Senior Manager, Research and Consulting (October
                                                                      2010-April 2012) for Crain Communications Inc.
----------------------------------------------------------------------------------------------------------------------------
Olivian T. Pitis    Vice President         Since 2015                 Vice President of all the DFA Entities. Formerly,
1974                                                                  Regional Director (May 2011-January 2015) for
                                                                      Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
Brian P. Pitre      Vice President         Since 2015                 Vice President of all the DFA Entities. Counsel for
1976                                                                  Dimensional Fund Advisors LP (since February
                                                                      2015). Formerly, Chief Financial Officer and General
                                                                      Counsel for Relentless (March 2014-January 2015);
                                                                      Vice President of all the DFA Entities (January 2013-
                                                                      March 2014); Counsel for Dimensional Fund
                                                                      Advisors LP (January 2009-March 2014).

                                     TERM OF OFFICE/1/
 NAME AND YEAR OF                     AND LENGTH OF
       BIRTH            POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
David A. Plecha      Vice President    Since 1993       Vice President of all the DFA Entities, DFA Australia
1961                                                    Limited, Dimensional Fund Advisors Ltd. and
                                                        Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Allen Pu             Vice President    Since 2011       Vice President of all the DFA Entities. Senior
1970                                                    Portfolio Manager for Dimensional Fund Advisors LP
                                                        (since January 2015). Formerly, Portfolio Manager
                                                        for Dimensional Fund Advisors LP (2006-
                                                        January 2015).
---------------------------------------------------------------------------------------------------------------
David J. Rapozo      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1967                                                    Regional Director for Dimensional Fund Advisors LP
                                                        (January 2011-January 2014).
---------------------------------------------------------------------------------------------------------------
Mark A. Regier       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1969                                                    Planning and Analysis Manager for Dimensional
                                                        Fund Advisors LP (July 2007-January 2014).
---------------------------------------------------------------------------------------------------------------
Cory T. Riedberger   Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1979                                                    Regional Director (March 2011-January 2015) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Savina B. Rizova     Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1981                                                    Research Associate (June 2011-January 2012) for
                                                        Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Michael F. Rocque    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1968                                                    Senior Fund Accounting Manager (July 2013-
                                                        January 2015) for Dimensional Fund Advisors LP;
                                                        Senior Financial Consultant and Chief Accounting
                                                        Officer (July 2002-July 2013) for MFS Investment
                                                        Management.
---------------------------------------------------------------------------------------------------------------
L. Jacobo Rodriguez  Vice President    Since 2005       Vice President of all the DFA Entities.
1971
---------------------------------------------------------------------------------------------------------------
Austin S. Rosenthal  Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
1978                                                    President for Dimensional SmartNest (US) LLC
                                                        (September 2010-November 2014).
---------------------------------------------------------------------------------------------------------------
Oliver J. Rowe       Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1960                                                    Senior Manager, Human Resources for Dimensional
                                                        Fund Advisors LP (January 2012-January 2014);
                                                        Director of Human Resources at Spansion, Inc.
                                                        (March 2009-December 2011).
---------------------------------------------------------------------------------------------------------------
Joseph S. Ruzicka    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1987                                                    Manager Investment Analytics and Data (January
                                                        2014-January 2015), Senior Associate, Investment
                                                        Analytics and Data (January 2013-January 2014),
                                                        Associate, Investment Analytics and Data (January
                                                        2012-January 2013), and Investment Data Analyst
                                                        (April 2010-January 2012) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Julie A. Saft        Vice President    Since 2010       Vice President of all the DFA Entities.
1959
---------------------------------------------------------------------------------------------------------------
Joel P. Schneider    Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
1980                                                    Manager (since 2013) for Dimensional Fund
                                                        Advisors LP. Formerly, Investment Associate
                                                        (April 2011-January 2013) for Dimensional Fund
                                                        Advisors LP.
---------------------------------------------------------------------------------------------------------------
Ashish Shrestha      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1978                                                    Regional Director (September 2009-January 2015)
                                                        for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Bruce A. Simmons     Vice President    Since 2009       Vice President of all the DFA Entities.
1965
---------------------------------------------------------------------------------------------------------------
Ted R. Simpson       Vice President    Since 2007       Vice President of all the DFA Entities.
1968

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
Bhanu P. Singh        Vice President    Since 2014       Vice President of all the DFA Entities. Senior
1981                                                     Portfolio Manager for Dimensional Fund Advisors LP
                                                         (since January 2015). Formerly, Portfolio Manager
                                                         (January 2012-January 2015) and Investment
                                                         Associate for Dimensional Fund Advisors LP
                                                         (August 2010-December 2011).
---------------------------------------------------------------------------------------------------------------
Bryce D. Skaff        Vice President    Since 2007       Vice President of all the DFA Entities.
1975
---------------------------------------------------------------------------------------------------------------
Lukas J. Smart        Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                     Manager of Dimensional Fund Advisors LP
                                                         (since January 2010).
---------------------------------------------------------------------------------------------------------------
Andrew D. Smith       Vice President    Since 2011       Vice President of all the DFA Entities.
1968
---------------------------------------------------------------------------------------------------------------
Grady M. Smith        Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                     Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Matthew Snider        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2011-January 2016); Sales Executive,
                                                         Vanguard (May 2008-August 2011).
---------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth    Vice President    Since 2004       Vice President of all the DFA Entities.
1947
---------------------------------------------------------------------------------------------------------------
Charlene L. St. John  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                     Senior Manager for Dimensional Fund Advisors LP
                                                         (September 2014-January 2016); Vice President of
                                                         Marketing, Forward Management/Salient
                                                         (January 2008-February 2014).
---------------------------------------------------------------------------------------------------------------
Brent M. Stone        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                     Project Manager (September 2012-December 2015)
                                                         and Manager, Corporate Systems for Dimensional
                                                         Fund Advisors LP (January 2011-September 2012).
---------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V   Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (April 2010-January 2013).
---------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta      Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                     Manager, Investment Analytics and Data (2012-
                                                         January 2013) and Research Assistant (2002-2011)
                                                         for Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
James J. Taylor       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2009-January 2016).
---------------------------------------------------------------------------------------------------------------
Erik T. Totten        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                     Regional Director (2010-January 2013) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
John H. Totten        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (January 2008-January 2012).
---------------------------------------------------------------------------------------------------------------
Robert C. Trotter     Vice President    Since 2009       Vice President of all the DFA Entities.
1958
---------------------------------------------------------------------------------------------------------------
Dave C. Twardowski    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                     Research Associate (June 2011-January 2015) for
                                                         Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------
Karen E. Umland       Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                     Limited, Dimensional Fund Advisors Ltd., and
                                                         Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------
Benjamin C. Walker    Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                     Regional Director for Dimensional Fund Advisors LP
                                                         (September 2008-January 2014).

                                      TERM OF OFFICE/1/
  NAME AND YEAR OF                     AND LENGTH OF
       BIRTH             POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Brian J. Walsh        Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                     Manager for Dimensional Fund Advisors LP
                                                         (since 2004).
-------------------------------------------------------------------------------------------------------------
Jessica Walton        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                     Regional Director (January 2012-January 2015) for
                                                         Dimensional Fund Advisors LP; Director of Marketing
                                                         and Investor Relations for Treaty Oak Capital
                                                         Management (July 2011-October 2011); Vice
                                                         President for Rockspring Capital (October 2010-
                                                         July 2011).
-------------------------------------------------------------------------------------------------------------
Griffin S. Watkins    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                     Regional Director (January 2014-January 2016) and
                                                         Senior Associate (January 2011-December 2013).
                                                         for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------
Timothy P. Wei        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                     Counsel for Dimensional Fund Advisors LP (July
                                                         2014-January 2016); Assistant General Counsel,
                                                         Teacher Retirement System of Texas (October
                                                         2008-June 2014).
-------------------------------------------------------------------------------------------------------------
Weston J. Wellington  Vice President    Since 1997       Vice President of all the DFA Entities.
1951
-------------------------------------------------------------------------------------------------------------
Ryan J. Wiley         Vice President    Since 2007       Vice President of all the DFA Entities.
1976
-------------------------------------------------------------------------------------------------------------
Kristina M. Williams  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                     Client Service Supervisor for Dowling & Yahnke
                                                         (July 2014-January 2016); Head of Operations for
                                                         The Elements Financial Group (January 2013-June
                                                         2014); Head of Operations for Vericimetry Advisors
                                                         LLC (July 2011-December 2012).
-------------------------------------------------------------------------------------------------------------
Jeremy J. Willis      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                     Manager, Client Systems for Dimensional Fund
                                                         Advisors LP (May 2012-January 2016); Vice
                                                         President, Implementations, Citigroup (August 2006-
                                                         October 2011).
-------------------------------------------------------------------------------------------------------------
Stacey E. Winning     Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                     Global Recruiting and Development (since June
                                                         2014) for Dimensional Fund Advisors LP. Formerly,
                                                         Senior Manager, Recruiting (December 2012-June
                                                         2014) for Dimensional Fund Advisors LP; Co-Head
                                                         of Global Recruiting (May 2009-November 2012) for
                                                         Two Sigma Investments.
-------------------------------------------------------------------------------------------------------------
Cecelia K. Wong       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                     Client Service Manager for Dimensional Fund
                                                         Advisors LP (June 2005-January 2016).
-------------------------------------------------------------------------------------------------------------
Craig A. Wright       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                     Accounting Manager for Dimensional Fund Advisors
                                                         LP (November 2011-January 2016); Senior
                                                         Associate, PricewaterhouseCoopers LP (July 2009-
                                                         November 2011).
-------------------------------------------------------------------------------------------------------------
Joseph L. Young       Vice President    Since 2011       Vice President of all the DFA Entities.
1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2015 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                  QUALIFYING
                                                                                     FOR
                              NET                                                 CORPORATE
                          INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN   FOREIGN
DFA INVESTMENT              INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX     SOURCE
DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3) INCOME(4)
------------------------ ------------- ------------- ------------- ------------- ------------ ---------- --------- ---------
Dimensional 2025 Target
 Date Retirement
 Income Fund............      100%          --            --            100%         100%        100%        1%       25%
Dimensional 2030 Target
 Date Retirement
 Income Fund............      100%          --            --            100%         100%        100%        2%       31%
Dimensional 2035 Target
 Date Retirement
 Income Fund............      100%          --            --            100%         100%        100%        2%       40%
Dimensional 2040 Target
 Date Retirement
 Income Fund............      100%          --            --            100%         100%        100%        3%       46%
Dimensional 2045 Target
 Date Retirement
 Income Fund............      100%          --            --            100%         100%        100%        3%       48%
Dimensional 2050 Target
 Date Retirement
 Income Fund............      100%          --            --            100%         100%        100%        3%       48%
Dimensional 2055 Target
 Date Retirement
 Income Fund............      100%          --            --            100%         100%        100%        3%       48%
Dimensional 2060 Target
 Date Retirement
 Income Fund............      100%          --            --            100%         100%        100%        3%       46%

                                    QUALIFYING
                                      SHORT-
                         QUALIFYING    TERM
DFA INVESTMENT            INTEREST   CAPITAL
DIMENSIONS GROUP INC.    INCOME(5)   GAIN(6)
------------------------ ---------- ----------
Dimensional 2025 Target
 Date Retirement
 Income Fund............    100%       100%
Dimensional 2030 Target
 Date Retirement
 Income Fund............    100%       100%
Dimensional 2035 Target
 Date Retirement
 Income Fund............    100%       100%
Dimensional 2040 Target
 Date Retirement
 Income Fund............    100%       100%
Dimensional 2045 Target
 Date Retirement
 Income Fund............    100%       100%
Dimensional 2050 Target
 Date Retirement
 Income Fund............    100%       100%
Dimensional 2055 Target
 Date Retirement
 Income Fund............    100%       100%
Dimensional 2060 Target
 Date Retirement
 Income Fund............    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-053A
 [LOGO]                                                              00185770

[LOGO]


ANNUAL REPORT
Period ended: October 31, 2016

DFA Investment Dimensions Group Inc.
Dimensional 2005 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2016

Dear Fellow Shareholder,

On behalf of our team at Dimensional, I want to thank you for trusting us with your investments. We recognize the important role those investments play in your future plans, and we take the responsibility implied by this trust with the utmost dedication and seriousness that it deserves.

Dimensional is focused on offering consistent ways to access the performance delivered by securities in different markets and asset classes through well-diversified, efficiently managed portfolios. The importance of the word CONSISTENCY cannot be overemphasized. By being consistent in our investment approach and the quality of our implementation, we create opportunities for you to combine funds into an asset allocation that fits your goals and preferences -- enabling you to be a long-term investor in control of your investments.

We recognize markets are full of uncertainties, which highlights the importance of having efficiently managed funds focused on delivering value to investors as part of an overall asset allocation that can help overcome those uncertainties. We are fortunate to work with clients who are committed to a long-term investment philosophy. We remain committed to managing investments for our clients with the same dedication, transparency, efficiency, and consistency we have for more than 35 years.

Sincerely,

/s/ Eduardo A. Repetto

Eduardo A. Repetto
CO-CHIEF EXECUTIVE OFFICER AND CO-CHIEF INVESTMENT OFFICER

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES............................   1
     Performance Charts.................................................   2
     Management's Discussion and Analysis...............................   3
     Disclosure of Fund Expenses........................................   8
     Disclosure of Portfolio Holdings...................................   9
     Schedules of Investments
         Dimensional 2005 Target Date Retirement Income Fund............  10
         Dimensional 2010 Target Date Retirement Income Fund............  11
     Statements of Assets and Liabilities...............................  12
     Statements of Operations...........................................  13
     Statements of Changes in Net Assets................................  14
     Financial Highlights...............................................  15
     Notes to Financial Statements......................................  16
     Report of Independent Registered Public Accounting Firm............  23
     Section 19(a) Notice...............................................  24
  FUND MANAGEMENT.......................................................  25
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................  39
  NOTICE TO SHAREHOLDERS................................................  40

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------
(A)  Computed using average shares outstanding.
(B)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(C)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.
(D)  Non-Annualized
(E)  Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
(a)  Commencement of Operations.

--------------------------------------------------------------------------------
DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2005            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015             $10,000                $10,000               $10,000
11/30/2015               9,960                  9,997                 9,887
12/31/2015               9,834                  9,996                 9,707
 1/31/2016               9,824                 10,036                 9,090
 2/29/2016               9,894                 10,051                 9,043
 3/31/2016              10,178                 10,059                 9,728
 4/30/2016              10,218                 10,066                 9,885
 5/31/2016              10,178                 10,067                 9,900
 6/30/2016              10,326                 10,107                 9,827
 7/31/2016              10,467                 10,107                10,267
 8/31/2016              10,436                 10,103                10,304       Past performance is not predictive of
 9/30/2016              10,518                 10,118                10,379       future performance.
10/31/2016              10,438                 10,114                10,181       The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           AVERAGE ANNUAL                                                         Citigroup bond indices copyright 2016
           TOTAL RETURN                             SINCE INCEPTION               by Citigroup.
           ---------------------------------------------------------------        The S&P data are provided by
                                                         4.38%                    Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND VS.
CITI WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS,

S&P GLOBAL BMI INDEX (NET DIVIDENDS)
NOVEMBER 2, 2015-OCTOBER 31, 2016

                                    [CHART]


                                       Citi World Government
                 Dimensional 2010            Bond Index,
                    Target Date              1-3 Years,            S&P Global
                 Retirement Income        Currency-Hedged          BMI Index
                       Fund                 in USD Terms           (net div.)
                 -----------------     ----------------------     ------------
 11/2/2015             $10,000                $10,000               $10,000
11/30/2015               9,960                  9,997                 9,887
12/31/2015               9,813                  9,996                 9,707
 1/31/2016               9,843                 10,036                 9,090
 2/29/2016               9,923                 10,051                 9,043
 3/31/2016              10,255                 10,059                 9,728
 4/30/2016              10,305                 10,066                 9,885
 5/31/2016              10,245                 10,067                 9,900
 6/30/2016              10,434                 10,107                 9,827
 7/31/2016              10,615                 10,107                10,267
 8/31/2016              10,585                 10,103                10,304       Past performance is not predictive of
 9/30/2016              10,672                 10,118                10,379       future performance.
10/31/2016              10,570                 10,114                10,181       The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
           AVERAGE ANNUAL                                                         Citigroup bond indices copyright 2016
           TOTAL RETURN                             SINCE INCEPTION               by Citigroup.
           ---------------------------------------------------------------        The S&P data are provided by
                                                         5.70%                    Standard & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS
                                  (UNAUDITED)


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2016

   Most U.S. equities had positive returns during the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 4.2%. Large-cap stocks outperformed small-cap stocks as measured by the Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

              Russell 3000(R) Index........................ 4.24%
              Russell Microcap(R) Index (micro-cap stocks). 1.54%
              Russell 2000(R) Index (small-cap stocks)..... 4.11%
              Russell 1000(R) Index (large-cap stocks)..... 4.26%
              Dow Jones U.S. Select REIT Index/SM/......... 4.96%

   Value stocks outperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2016
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)...  8.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). -0.49%
         Russell 1000(R) Value Index (large-cap value stocks)...  6.37%
         Russell 1000(R) Growth Index (large-cap growth stocks).  2.28%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2016

   Performance of non-U.S. developed markets was varied for the period. Small-cap stocks had positive returns, while large-cap stocks had negative returns. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------
                                               RETURN IN U.S. DOLLAR
            -                                  ---------------------
            MSCI World ex USA Index...........        -2.27%
            MSCI World ex USA Small Cap Index.         3.96%
            MSCI World ex USA Value Index.....        -2.07%
            MSCI World ex USA Growth Index....        -2.58%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of other developed markets. In particular, while the U.S. dollar appreciated significantly against the British pound, it depreciated significantly against the Japanese yen. Overall, currency fluctuations detracted from USD-denominated returns in developed markets.

                          12 MONTHS ENDED OCTOBER 31, 2016
                           --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
---------------------------------------------------  ------------ ---------------------
                  Japan.............................   -10.14%             3.19%
                  United Kingdom....................    13.55%           -10.24%
                  France............................    -4.31%            -5.04%
                  Switzerland.......................    -8.27%            -8.57%
                  Canada............................    11.55%             8.90%
                  Germany...........................    -2.14%            -2.89%
                  Australia.........................     5.52%            12.55%
                  Hong Kong.........................     8.52%             8.45%
                  Spain.............................    -8.40%            -9.10%
                  Netherlands.......................     0.63%            -0.20%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

   Emerging markets had stronger performance over the period than non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

                                                 RETURN IN U.S. DOLLAR
                                                 ---------------------
          MSCI Emerging Markets Index...........         9.27%
          MSCI Emerging Markets Small Cap Index.         4.78%
          MSCI Emerging Markets Value Index.....         8.60%
          MSCI Emerging Markets Growth Index....         9.81%

   During the period, the performance of the U.S. dollar was mixed when compared against currencies of emerging markets. In particular, while the U.S. dollar appreciated significantly against the Mexican peso, it also depreciated significantly against the Brazilian real. Overall, currency fluctuations benefited from USD-denominated returns in emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2016
                        --------------------------------

 TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLAR
 ------------------------------------------  ------------ ---------------------
               China........................     1.62%            1.54%
               Korea........................     5.56%            5.17%
               Taiwan.......................    14.56%           17.85%
               India........................     6.28%            3.99%
               South Africa.................    -0.92%            1.46%
               Brazil.......................    40.59%           70.69%
               Mexico.......................     8.65%           -4.51%
               Russia.......................    17.86%           18.61%
               Malaysia.....................     4.44%            6.95%
               Indonesia....................    26.13%           32.31%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2016, all rights reserved.

 FIXED INCOME MARKET REVIEW                  12 MONTHS ENDED OCTOBER 31, 2016

   Interest rates in both U.S. and developed international fixed income markets generally decreased across their respective yield curves for the year ended October 31, 2016. In the U.S., the yield curve flattened as shorter-term bond yields increased and longer-term bond yields declined. The Eurozone, as well as U.K. and Japan, saw a sharp decline in bond yields across the curve with the largest declines in longer-term bonds. In general, U.S. and developed international fixed income market investment grade credit outperformed government bonds of similar duration. The one-month U.S. Treasury bill yield increased to 0.17% during the period, while the yield on ten-year U.S. Treasury notes decreased to 1.83%.

                                       OCTOBER 31, 2015 OCTOBER 31, 2016 CHANGE
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......       0.00%            0.17%       0.17%
 Ten-Year U.S. Treasury Notes (yield).       2.14%            1.83%      -0.31%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the 12 months ended October 31, 2016, the total return was 0.32% for three-month U.S. Treasury bills, 2.36% for five-year U.S. Treasury notes, and 9.65% for 30- year U.S. Treasury bonds.
----------
Source: Bloomberg Barclays US Treasury Bellwethers.

   Some of Dimensional's fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities may be lengthened to position a portfolio for higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the portfolios employing a variable maturity approach continued to take term risk, reflecting upward-sloping eligible yield curves.

   Some of Dimensional's fixed income strategies are based on a variable-credit approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk may be taken to position a portfolio for higher expected returns associated with increased credit risk. The portfolios employing a variable-credit approach continued to focus on single-A and BBB-rated bonds during the first few months of 2016 as credit spreads remained relatively wide. In the second half of the fiscal year, the portfolios increased their allocation to higher-quality bonds as credit spreads started to narrow.

TARGET DATE RETIREMENT INCOME FUNDS OVERVIEW

   Dimensional 2005 Target Date Retirement Income Fund and Dimensional 2010 Target Date Retirement Income Fund invest according to an asset allocation strategy designed for investors already in retirement and planning to withdraw the value of their investment in the Fund over many years. The asset allocation strategy for each of these Funds reflects the need for reduced equity risk and lower volatility of the inflation-adjusted income each Fund may be able to support during an investor's retirement.

DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2005 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA One-Year Fixed Income Portfolio and the DFA Inflation-Protected Securities Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 4.38% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds are intended to target the duration of investors' retirement consumption liabilities and had an average duration of approximately 6.7 years over the period since inception through October 31, 2016. During the period, these holdings outperformed the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. The Index invested only in nominal bonds whereas approximately 80% of the Fixed Income Underlying Funds was invested in TIPS, and TIPS significantly outperformed the Index during a period of falling real yields. This was the primary driver of outperformance by the Fund's fixed income component as compared to the Index.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2005 Index) through October 31, 2016, the Fund returned 7.45%, slightly underperforming the S&P STRIDE Glide Path 2005 Index, which returned 7.75%.

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

   The Dimensional 2010 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Portfolio's investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds") and the Portfolio's investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively the "Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification.

   Since inception on November 2, 2015, through October 31, 2016, the total return was 5.70% for the Fund, 1.81% for the S&P Global Broad Market Index (net dividends), and 1.14% for the Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity and fixed income markets rather than the behavior of a limited group of securities.

   The Equity Underlying Funds are intended to constitute the Fund's growth assets and invest in stocks across all eligible countries, with a higher allocation than the S&P Global Broad Market Index to the U.S. and a lower allocation to developed ex U.S. and emerging markets countries. For the period since inception through October 31, 2016, the Fund's holdings of Equity Underlying Funds collectively outperformed the S&P Global Broad Market Index (net dividends), primarily as a result of the Fund's lower allocation than the Index to developed ex U.S. securities, which underperformed, contributing to the Fund's relative performance. The Equity Underlying Funds' greater exposure than the Index to small-cap value stocks also contributed to the Fund's relative performance as these stocks generally outperformed during the period.

   The Fund's holdings of the Fixed Income Underlying Funds are intended to target the duration of investors' retirement consumption liabilities and had an average duration of approximately 9.1 years over the period since inception through October 31, 2016. During the period, these holdings outperformed the Citi World Government

Bond Index, 1-3 Years, Currency-Hedged in USD Terms. The Index invested only in nominal bonds whereas the Fixed Income Underlying Funds were completely invested in TIPS, and TIPS significantly outperformed the Index during a period of falling real yields. This was the primary driver of outperformance by the Fund's fixed income component as compared to the Index.

   For the period from January 11, 2016 (the inception date of the S&P STRIDE Glide Path 2010 Index) through October 31, 2016, the Fund returned 9.06%, performing in-line with the S&P STRIDE Glide Path 2010 Index, which returned 9.12%.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                            SIX MONTHS ENDED OCTOBER 31, 2016
EXPENSE TABLES
                                                       BEGINNING  ENDING              EXPENSES
                                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                         VALUE    VALUE     EXPENSE    DURING
                                                       05/01/16  10/31/16    RATIO*   PERIOD*
                                                       --------- --------- ---------- --------

DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,021.50    0.21%    $1.07
Hypothetical 5% Annual Return......................... $1,000.00 $1,024.08    0.21%    $1.07

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND**
-----------------------------------------------------
Actual Fund Return.................................... $1,000.00 $1,025.70    0.21%    $1.07
Hypothetical 5% Annual Return......................... $1,000.00 $1,024.08    0.21%    $1.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2016. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                                     AFFILIATED INVESTMENT COMPANIES
                                                     -------------------------------
Dimensional 2005 Target Date Retirement Income Fund.              100.0%
Dimensional 2010 Target Date Retirement Income Fund.              100.0%

              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES    VALUE+
                                                                      ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 149,915 $1,812,469
Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  40,022    412,622
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................  12,235    203,951
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  11,327    203,892
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................   6,791    132,560
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   5,663     65,582
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................   3,386     62,301
                                                                              ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,754,812)...............................................          2,893,377
                                                                              ----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $576)........................................................     576        576
                                                                              ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,755,388)...............................................         $2,893,953
                                                                              ==========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $2,893,377      --      --    $2,893,377
     Temporary Cash Investments......        576      --      --           576
                                      ----------      --      --    ----------
     TOTAL........................... $2,893,953      --      --    $2,893,953
                                      ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2016

                                                                      SHARES    VALUE+
                                                                      ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................ 523,988 $6,335,020
Investment in U.S. Large Company Portfolio of
  Dimensional Investment Group Inc...................................  41,043    684,191
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  38,002    684,032
Investment in Large Cap International Portfolio of
  DFA Investment Dimensions Group Inc................................  22,699    443,086
Investment in DFA LTIP Portfolio of
  DFA Investment Dimensions Group Inc................................  41,035    402,554
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  19,288    223,357
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  10,820    199,090
                                                                              ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $8,426,303)...............................................          8,971,330
                                                                              ----------

TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.260%
  (Cost $2,985)......................................................   2,985      2,985
                                                                              ----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $8,429,288)...............................................         $8,974,315
                                                                              ==========

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -------------------------------------
                                       LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                      ----------    ------- ------- ----------
     Affiliated Investment Companies. $8,971,330      --      --    $8,971,330
     Temporary Cash Investments......      2,985      --      --         2,985
                                      ----------      --      --    ----------
     TOTAL........................... $8,974,315      --      --    $8,974,315
                                      ==========      ==      ==    ==========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2016
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        DIMENSIONAL  DIMENSIONAL
                                                                                        2005 TARGET  2010 TARGET
                                                                                           DATE         DATE
                                                                                        RETIREMENT   RETIREMENT
                                                                                        INCOME FUND  INCOME FUND
                                                                                        ------------ ------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................ $      2,893 $      8,971
Temporary Cash Investments at Value & Cost.............................................            1            3
Receivables:
  From Advisor.........................................................................            2            2
Prepaid Expenses and Other Assets......................................................            9           11
                                                                                        ------------ ------------
     Total Assets......................................................................        2,905        8,987
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies Purchased............................................           --            3
  Fund Shares Redeemed.................................................................            5           --
Accrued Expenses and Other Liabilities.................................................            2            2
                                                                                        ------------ ------------
     Total Liabilities.................................................................            7            5
                                                                                        ------------ ------------
NET ASSETS............................................................................. $      2,898 $      8,982
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $2,898 and $8,982 and shares
 outstanding of 280,791 and 860,553, respectively...................................... $      10.32 $      10.44
                                                                                        ============ ============
NUMBER OF SHARES AUTHORIZED............................................................  100,000,000  100,000,000
                                                                                        ============ ============
Investments in Affiliated Investment Companies at Cost................................. $      2,755 $      8,426
                                                                                        ------------ ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $      2,747 $      8,423
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).            2            4
Accumulated Net Realized Gain (Loss)...................................................           11           10
Net Unrealized Appreciation (Depreciation).............................................          138          545
                                                                                        ------------ ------------
NET ASSETS............................................................................. $      2,898 $      8,982
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE PERIOD ENDED OCTOBER 31, 2016
                            (AMOUNTS IN THOUSANDS)

                                                                                             DIMENSIONAL DIMENSIONAL
                                                                                             2005 TARGET 2010 TARGET
                                                                                                DATE        DATE
                                                                                             RETIREMENT  RETIREMENT
                                                                                               INCOME      INCOME
                                                                                               FUND(A)     FUND(A)
                                                                                             ----------- -----------
INVESTMENT INCOME
  Income Distributions Received from Affiliated Investment Companies........................    $ 33        $108
                                                                                                ----        ----
     Total Investment Income................................................................      33         108
                                                                                                ----        ----
EXPENSES
  Investment Management Fees................................................................       1           2
  Accounting & Transfer Agent Fees..........................................................       3           3
  Filing Fees...............................................................................       5           6
  Shareholders' Reports.....................................................................       2           6
  Directors'/Trustees' Fees & Expenses......................................................      --          --
  Organizational & Offering Costs...........................................................      30          33
  Other.....................................................................................      --           2
                                                                                                ----        ----
     Total Expenses.........................................................................      41          52
                                                                                                ----        ----
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................     (40)        (47)
                                                                                                ----        ----
  Net Expenses..............................................................................       1           5
                                                                                                ----        ----
  NET INVESTMENT INCOME (LOSS)..............................................................      32         103
                                                                                                ----        ----
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies..................      --           1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold.............................................      11           9
    In-Kind Redemptions.....................................................................      --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares..................................................     138         545
                                                                                                ----        ----
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................     149         555
                                                                                                ----        ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................    $181        $658
                                                                                                ====        ====

----------
(a)The Fund commenced operations on November 2, 2015.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                                                                        DIMENSIONAL DIMENSIONAL
                                                                                        2005 TARGET 2010 TARGET
                                                                                           DATE        DATE
                                                                                        RETIREMENT  RETIREMENT
                                                                                        INCOME FUND INCOME FUND
                                                                                        ----------- -----------
                                                                                          PERIOD      PERIOD
                                                                                          NOV. 2,     NOV. 2,
                                                                                          2015(A)     2015(A)
                                                                                            TO          TO
                                                                                         OCT. 31,    OCT. 31,
                                                                                           2016        2016
                                                                                        ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).........................................................   $   32      $  103
  Capital Gain Distributions Received from Affiliated Investment Companies.............       --           1
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold........................................       11           9
    In-Kind Redemptions................................................................       --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares.............................................      138         545
                                                                                          ------      ------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................      181         658
                                                                                          ------      ------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................      (30)        (99)
                                                                                          ------      ------
     Total Distributions...............................................................      (30)        (99)
                                                                                          ------      ------
Capital Share Transactions (1):
  Shares Issued........................................................................    3,586       8,843
  Shares Issued in Lieu of Cash Distributions..........................................       30          99
  Shares Redeemed......................................................................     (869)       (519)
                                                                                          ------      ------
     Net Increase (Decrease) from Capital Share Transactions...........................    2,747       8,423
     Total Increase (Decrease) in Net Assets...........................................    2,898       8,982
NET ASSETS
  Beginning of Year....................................................................       --          --
                                                                                          ------      ------
  End of Year..........................................................................   $2,898      $8,982
                                                                                          ======      ======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................      362         902
  Shares Issued in Lieu of Cash Distributions..........................................        3          10
  Shares Redeemed......................................................................      (84)        (51)
                                                                                          ------      ------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................      281         861
                                                                                          ======      ======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME).   $    2      $    4

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                             DIMENSIONAL
                                                                                                             2005 TARGET
                                                                                                                DATE
                                                                                                             RETIREMENT
                                                                                                             INCOME FUND
                                                                                                            -----------
                                                                                                               PERIOD
                                                                                                               NOV. 2,
                                                                                                               2015(A)
                                                                                                                 TO
                                                                                                              OCT. 31,
                                                                                                                2016
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.........................................................................   $10.00
                                                                                                              ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................................................................     0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)...............................................     0.29
                                                                                                              ------
   Total from Investment Operations........................................................................     0.44
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................................................................    (0.12)
  Net Realized Gains.......................................................................................       --
                                                                                                              ------
   Total Distributions.....................................................................................    (0.12)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...............................................................................   $10.32
=========================================================================================================== ===========
Total Return (D)...........................................................................................     4.38%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................................................   $2,898
Ratio of Expenses to Average Net Assets (C)................................................................     0.21%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (C).....................................................................     2.04%(B)(E)
Ratio of Net Investment Income to Average Net Assets.......................................................     1.45%(B)(E)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                             DIMENSIONAL
                                                                                                             2010 TARGET
                                                                                                                DATE
                                                                                                             RETIREMENT
                                                                                                             INCOME FUND
                                                                                                            -----------
                                                                                                               PERIOD
                                                                                                               NOV. 2,
                                                                                                               2015(A)
                                                                                                                 TO
                                                                                                              OCT. 31,
                                                                                                                2016
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.........................................................................   $10.00
                                                                                                              ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................................................................     0.15
  Net Gains (Losses) on Securities (Realized and Unrealized)...............................................     0.42
                                                                                                              ------
   Total from Investment Operations........................................................................     0.57
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................................................................    (0.13)
  Net Realized Gains.......................................................................................       --
                                                                                                              ------
   Total Distributions.....................................................................................    (0.13)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...............................................................................   $10.44
=========================================================================================================== ===========
Total Return (D)...........................................................................................     5.70%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................................................   $8,982
Ratio of Expenses to Average Net Assets (C)................................................................     0.21%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (C).....................................................................     0.89%(B)(E)
Ratio of Net Investment Income to Average Net Assets.......................................................     1.49%(B)(E)
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS



A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund" or "IDG") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-five operational portfolios, two of which, the Dimensional 2005 Target Date Retirement Income Fund and Dimensional 2010 Target Date Retirement Income Fund (the "Portfolios"), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolios achieve their investment objectives by primarily investing in other series of IDG and Dimensional Investment Group Inc. ("DIG")
(collectively, the "Master Funds").

                                                                                                    PERCENTAGE
                                                                                                     OWNERSHIP
FUND OF FUNDS                                                                                       AT 10/31/16
-------------                                   -                                                   -----------
Dimensional 2005 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio (DIG)                      --*
                                                U.S. Core Equity 1 Portfolio (IDG)                      --*
                                                Large Cap International Portfolio (IDG)                 --*
                                                International Core Equity Portfolio (IDG)               --*
                                                Emerging Markets Core Equity Portfolio (IDG)            --*
                                                DFA One-Year Fixed Income Portfolio (IDG)               --*
                                                DFA Inflation-Protected Securities Portfolio (IDG)      --*

Dimensional 2010 Target Date Retirement Income
  Fund                                          U.S. Large Company Portfolio (DIG)                      --*
                                                U.S. Core Equity 1 Portfolio (IDG)                      --*
                                                Large Cap International Portfolio (IDG)                 --*
                                                International Core Equity Portfolio (IDG)               --*
                                                Emerging Markets Core Equity Portfolio (IDG)            --*
                                                DFA LTIP Portfolio (IDG)                                 1%
                                                DFA Inflation-Protected Securities Portfolio (IDG)      --*

* Amounts designated as -- are less than 1%.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Portfolios are valued at their respective daily net asset values as reported by their administrator, as the Master Funds are treated as regulated investment companies. These valuations are classified as Level 1 in the hierarchy.

   A Summary of the inputs used to value each Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the period ended October 31, 2016, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2016, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio.

   For the period ended October 31, 2016, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Dimensional 2005 Target Date Retirement Income Fund. 0.03%
           Dimensional 2010 Target Date Retirement Income Fund. 0.03%

   Pursuant to a Fee Waiver and Expense Assumption Agreement (the "Fee Waiver Agreement") for each Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement for each Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for Institutional Class shares of the Portfolio to exceed the Expense Limitation Amount listed below. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    PREVIOUSLY
                                                                    RECOVERY       WAIVED FEES/
                                                      EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                     LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                             AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                           ---------- ---------------- -----------------
Dimensional 2005 Target Date Retirement Income Fund.    0.06%          --               $40
Dimensional 2010 Target Date Retirement Income Fund.    0.06%          --                47

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2016, the total related amounts paid by the Fund to the CCO were $291 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2016, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

            Dimensional 2005 Target Date Retirement Income Fund. --*
            Dimensional 2010 Target Date Retirement Income Fund. --*

* Amounts are less than $500.

E. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2016, the Portfolios transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                              DIMENSIONAL 2005 TARGET DATE RETIREMENT INCOME FUND
                                        ---------------------------------------------------------------
                                        BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities
  Portfolio............................     --       $1,812    $2,216   $481    $ 22          --
DFA One-Year Fixed Income Portfolio....     --          413       532    120       2          --
U.S. Large Company Portfolio...........     --          204       256     72       3          --
U.S. Core Equity 1 Portfolio...........     --          204       257     76       3          --
Large Cap International Portfolio......     --          132       167     44       3          --
International Core Equity Portfolio....     --           66        81     22       1          --
Emerging Markets Core Equity Portfolio.     --           62        69     18       1          --
                                            --       ------    ------   ----    ----         ---
Total..................................     --       $2,893    $3,578   $833    $ 35          --
                                            ==       ======    ======   ====    ====         ===

                                              DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND
                                        ---------------------------------------------------------------
                                        BALANCE AT BALANCE AT                 DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES         10/31/2015 10/31/2016 PURCHASES SALES  INCOME   REALIZED GAINS
-------------------------------         ---------- ---------- --------- ----- -------- ----------------
DFA Inflation-Protected Securities
  Portfolio............................     --       $6,335    $6,204   $155    $ 64          --
U.S. Large Company Portfolio...........     --          684       656     31      10          --
U.S. Core Equity 1 Portfolio...........     --          684       655     36       9         $ 1
Large Cap International Portfolio......     --          443       431     12      10          --
DFA LTIP Portfolio.....................     --          403       513    178       8          --
International Core Equity Portfolio....     --          223       214      6       4          --
Emerging Markets Core Equity Portfolio.     --          199       174     10       3          --
                                            --       ------    ------   ----    ----         ---
Total..................................     --       $8,971    $8,847   $428    $108         $ 1
                                            ==       ======    ======   ====    ====         ===

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                                        INCREASE
                                                                       INCREASE        (DECREASE)
                                                        INCREASE      (DECREASE)      ACCUMULATED
                                                       (DECREASE)    UNDISTRIBUTED NET REALIZED GAINS
                                                     PAID-IN CAPITAL  NET INCOME        (LOSSES)
                                                     --------------- ------------- ------------------
Dimensional 2005 Target Date Retirement Income Fund.       --*            --*              --*
Dimensional 2010 Target Date Retirement Income Fund.       --*            --*              --*

* Amounts are less than $500.

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2016 were as follows (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                     CAPITAL GAINS  CAPITAL GAINS   INCOME   TOTAL
                                                     -------------- ------------- ---------- -----
Dimensional 2005 Target Date Retirement Income Fund
2016................................................      $30            --           --      $30
Dimensional 2010 Target Date Retirement Income Fund
2016................................................       99            --           --       99

   At October 31, 2016, the Portfolio did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares.

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                              UNDISTRIBUTED                                               TOTAL NET
                              NET INVESTMENT                                            DISTRIBUTABLE
                                INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                              CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                              -------------- ------------- ------------- -------------- -------------
Dimensional 2005 Target Date
  Retirement Income Fund.....      $14            --            --            $138          $152
Dimensional 2010 Target Date
  Retirement Income Fund.....       18             1            --             539           558

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

   At October 31, 2016, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET
                                                                                          UNREALIZED
                                                     FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     -------- ------------ ------------ --------------
Dimensional 2005 Target Date Retirement Income Fund.  $2,756      $138          --           $138
Dimensional 2010 Target Date Retirement Income Fund.   8,436       538          --            538

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in The Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 30, 2016, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 29, 2017.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank effective January 8, 2016. A line of credit with similar terms was in effect through January 7, 2016. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 7, 2017.

   There were no borrowings by the Portfolios under the lines of credit during the period ended October 31, 2016.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the period ended October 31, 2016.

H. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. OTHER:

   At October 31, 2016, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                    PERCENTAGE
                                                      NUMBER OF   OF OUTSTANDING
                                                     SHAREHOLDERS     SHARES
                                                     ------------ --------------
Dimensional 2005 Target Date Retirement Income Fund.      5             99%
Dimensional 2010 Target Date Retirement Income Fund.      4             89%

J. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional 2005 Target Date Retirement Income Fund and Dimensional 2010 Target Date Retirement Income Fund (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2016, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period November 2, 2015 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2016

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  (UNAUDITED)

   As noted in the table provided below, on the dates indicated, the Portfolios paid distributions to shareholders of record that included amounts from net investment income and return of capital. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes.

                                                            % BREAKDOWN OF DISTRIBUTION SOURCES
                                                     -------------------------------------------------
                                                        NET      NET REALIZED   NET REALIZED
                                                     INVESTMENT CAPITAL GAINS: CAPITAL GAINS: RETURN OF
PORTFOLIO NAME                                         INCOME     SHORT-TERM     LONG-TERM     CAPITAL
--------------                                       ---------- -------------- -------------- ---------
Dimensional 2005 Target Date Retirement Income Fund
  March 30, 2016....................................    100%          0%             0%          0%*
Dimensional 2010 Target Date Retirement Income Fund
  June 29, 2016.....................................     99%          0%             0%          1%

----------
* Amount is less than 1%

   Each Portfolio estimates that it has distributed more than the amount of net investment income and net realized capital gains; therefore, a portion of the distributions may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in a Portfolio is returned to the shareholder. A return of capital does not necessarily reflect a Portfolio's investment performance and should not be confused with yield or income. When distributions exceed total return performance, the difference will reduce a Portfolio's net asset value per share.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal period ended October 31, 2016.

Each Board's Nominating Committee is composed of George M. Constantinides, John
P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal period ended October 31, 2016.

Each Board's Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is composed of John P. Gould, Edward
P. Lazear, Myron S. Scholes, and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were three Strategy Committee meetings held during the fiscal period ended October 31, 2016.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

       NAME, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE            OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception        122 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                          investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and
DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-----------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 DFAIDG-Since 1986      122 portfolios in 4    Steven G. Rothmeier Professor and Distinguished
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Service Professor of Economics, University of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Chicago Booth School of Business (since 1965).
The University of Chicago     DEM-Since 1993                                Member and Chair, Competitive Markets Advisory
Booth School of Business                                                    Council, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                     trading exchange) (since 2004). Trustee, Harbor
Chicago, IL 60637                                                           Fund (registered investment company) (29
1939                                                                        Portfolios) (since 1994). Formerly, Member of the
                                                                            Board of Milwaukee Insurance Company (1997-
                                                                            2010).
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAIDG-Since 1981      122 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Partner, Zebra Capital Management, LLC (hedge
Yale School of Management     DEM-Since 1993                                fund and asset manager) (since 2001). Consultant
P.O. Box 208200                                                             to Morningstar Inc. (since 2006). Formerly, Director,
New Haven, CT 06520-8200                                                    BIRR Portfolio Analysis, Inc. (sofware Products)
1943                                                                        (1990-2010).
-----------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              DFAIDG-Since 2010      122 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG    DIG-Since 2010         investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM     DFAITC-Since 2010                             Human Resources Management and Economics,
Stanford University Graduate  DEM-Since 2010                                Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
434 Galvez Mall                                                             testimony and economic and financial analysis)
Stanford, CA 94305                                                          (since 2009). Formerly, Chairman of the President
1948                                                                        George W. Bush's Council of Economic Advisors,
                                                                            State of California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax Reform
                                                                            (2005)
-----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              DFAIDG-Since 1981      122 portfolios in 4    Chief Investment Strategist, Janus Capital Group
Director of DFAIDG and DIG    DIG-Since 1993         investment companies   Inc. (since 2014). Frank E. Buck Professor of
Trustee of DFAITC and DEM     DFAITC-Since 1992                             Finance Emeritus, Graduate School of Business,
c/o Dimensional Fund          DEM-Since 1993                                Stanford University (since 1981). Chairman, Ruapay
Advisers, LP                                                                Inc. (since 2013). Formerly, Chairman, Platinum
6300 Bee Cave Road                                                          Grove Asset Management, L.P. (hedge fund)
Building 1                                                                  (formerly, Oak Hill Platinum Partners) (1999-2009).
Austin, TX 78746                                                            Formerly, Director, American Centruy Fund
1941                                                                        Complex (registered investment companies) (43
                                                                            Portfolios) (1980-2014).
-----------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                DFAIDG-Since 2000      122 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG    DIG-Since 2000         investment companies   Professor of Accounting, University of Chicago
Trustee of DFAITC and DEM     DFAITC-Since 2000                             Booth School of Business (since 1980). Director,
The University of Chicago     DEM-Since 2000                                HNI Corporation (formerly known as HON Industries
Booth School of Business                                                    Inc.) (office furniture) (since 2000). Director, Ryder
5807 S. Woodlawn Avenue                                                     System Inc. (transportation, logistics and supply-
Chicago, IL 60637                                                           chain management) (since 2003). Trustee, UBS
1953                                                                        Funds (4 investment companies within the fund
                                                                            complex) (33 portfolios) (since 2009). Formerly, Co-
                                                                            Director Investment Research, Fundamental
                                                                            Investment Advisors (hedge fund) (2008-2011).

      NAME, POSITION                                PORTFOLIOS WITHIN THE
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
--------------------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
--------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAIDG-Since 1981     122 portfolios in 4    Chairman, Director/Trustee, President, Co-Chief
Chairman, Director/Trustee,   DIG-Since 1992        investment companies   Executive Officer and formerly, Chief Executive
President and Co-Chief        DFAITC-Since 1992                            Officer (until 1/1/2010) of the following companies:
Executive Officer             DEM-Since 1993                               Dimensional Holdings Inc., Dimensional Fund
6300 Bee Cave Road                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Building One                                                               DIG and DFAITC (collectively, the "DFA Entities").
Austin, TX 78746                                                           Director of Dimensional Fund Advisors Ltd. and
1946                                                                       formerly, Chief Investment Officer. Director of DFA
                                                                           Australia Limited and formerly, President and Chief
                                                                           Investment Officer. Director of Dimensional Advisors
                                                                           Ltd., Dimensional Funds plc and Dimensional Funds
                                                                           II plc. Formerly, President, Dimensional SmartNest
                                                                           (US) LLC (2009-2014). Formerly, Limited Partner,
                                                                           Oak Hill Partners (2001-2010). Limited Partner, VSC
                                                                           Investors, LLC (since 2007). Trustee, University of
                                                                           Chicago. Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Director, SA Funds
                                                                           (registered investment company). Chairman,
                                                                           Director and Co-Chief Executive Officer of
                                                                           Dimensional Fund Advisors Canada ULC. Director
                                                                           and President (since 2012) of Dimensional Japan
                                                                           Ltd. Chairman, Director, President, and Co-Chief
                                                                           Executive Officer of Dimensional Cayman
                                                                           Commodity Fund I Ltd. (since 2010).
--------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            DFAIDG-Since 2009     122 portfolios in 4    Co-Chief Executive Officer (beginning
Director/Trustee, Co-Chief    DIG-Since 2009        investment companies   January 2010), Co-Chief Investment Officer
Executive Officer and Co-     DFAITC-Since 2009                            (since June 2014), Director/Trustee, and formerly,
Chief Investment Officer      DEM-Since 2009                               Chief Investment Officer (March 2007-June 2014) of
6300 Bee Cave Road,                                                        the DFA Entities. Director, Co-Chief Executive
Building One                                                               Officer and Chief Investment Officer (since 2010) of
Austin, TX 78746                                                           Dimensional Cayman Commodity Fund I Ltd.
1967                                                                       Director, Co-Chief Executive Officer, President and
                                                                           Co-Chief Investment Officer of Dimensional Fund
                                                                           Advisors Canada ULC and formerly, Chief
                                                                           Investment Officer (until April 2014). Co-Chief
                                                                           Investment Officer, Vice President, and Director of
                                                                           DFA Australia Limited and formerly, Chief
                                                                           Investment Officer (until April 2014). Director of
                                                                           Dimensional Fund Advisors Ltd., Dimensional Funds
                                                                           plc, Dimensional Funds II plc and Dimensional
                                                                           Advisors Ltd. Formerly, Vice President of the DFA
                                                                           Entities and Dimensional Fund Advisors Canada
                                                                           ULC. Director and Chief Investment Officer (since
                                                                           December 2012) of Dimensional Japan Ltd.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the DFAIDG, DIG, DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the "Advisor"), Dimensional Fund Advisors Canada ULC.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
-----------------------------------------------------------------------------------------------------------------------
April A. Aandal         Vice President         Since 2008       Vice President of all the DFA Entities.
1963
-----------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta        Vice President         Since 2012       Vice President of all the DFA Entities. Formerly, Vice
1974                                                            President, Business Development at Capson
                                                                Physicians Insurance Company (2010-2012).
-----------------------------------------------------------------------------------------------------------------------
Magdalia S. Armstrong   Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (January 2011-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Darryl D. Avery         Vice President         Since 2005       Vice President of all the DFA Entities.
1966
-----------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow        Vice President         Since 1993       Vice President of all the DFA Entities. Director and
1955                                                            Managing Director of Dimensional Fund Advisors Ltd
                                                                (since September 2013). Director of Dimensional
                                                                Funds plc and Dimensional Funds II plc (since
                                                                November 2013).
-----------------------------------------------------------------------------------------------------------------------
Lana Bergstein          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                            Client Service Manager for Dimensional Fund
                                                                Advisors LP (February 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Stanley W. Black        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1970                                                            Senior Research Associate (January 2012-January
                                                                2014) and Research Associate (2006-2011) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
Aaron T. Borders        Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (April 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth       Vice President         Since 2007       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                    Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. and Dimensional Hong Kong Limited. Director,
                                                                Vice President, Director and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
David P. Butler         Vice President         Since 2007       Vice President of all the DFA Entities. Head of
1964                                                            Global Financial Services for Dimensional Fund
                                                                Advisors LP (since 2008).
-----------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit       Vice President         Since 2012       Vice President of all the DFA Entities. Formerly,
1970                                                            Regional Director for Dimensional Fund Advisors LP
                                                                (December 2010-January 2012).
-----------------------------------------------------------------------------------------------------------------------
Hunt M. Cairns          Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1973                                                            Regional Director (January 2010-January 2014) for
                                                                Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------
David K. Campbell       Vice President         Since 2016       Vice President of all the DFA Entities. Formerly, DC
1966                                                            Relationship Manager for Dimensional Fund
                                                                Advisors LP (October 2010-January 2016).
-----------------------------------------------------------------------------------------------------------------------
Dennis M. Chamberlain   Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1972                                                            Regional Director (January 2012-January 2015) for
                                                                Dimensional Fund Advisors LP; Principal for
                                                                Chamberlain Financial Group (October 2010-
                                                                December 2011).
-----------------------------------------------------------------------------------------------------------------------

                                            TERM OF OFFICE/1/
                                             AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION           SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------
Ryan J. Chaplinski      Vice President        Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director (June 2011-January 2015) for
                                                               Dimensional Fund Advisors LP; Sales Executive for
                                                               Vanguard (2004-June 2011).
--------------------------------------------------------------------------------------------------------------------
James G. Charles        Vice President        Since 2011       Vice President of all the DFA Entities.
1956
--------------------------------------------------------------------------------------------------------------------
Joseph H. Chi           Vice President        Since 2009       Vice President of all the DFA Entities. Co-Head of
1966                                                           Portfolio Management (since March 2012) and
                                                               Senior Portfolio Manager (since January 2012) for
                                                               Dimensional Fund Advisors LP. Vice President of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               April 2016). Formerly, Portfolio Manager for
                                                               Dimensional Fund Advisors LP (October 2005 to
                                                               January 2012).
--------------------------------------------------------------------------------------------------------------------
Pil Sun Choi            Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1972                                                           Counsel for Dimensional Fund Advisors LP
                                                               (April 2012-January 2014); Vice President and
                                                               Counsel for AllianceBernstein L.P. (2006-2012).
--------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Vice President        Since 2004       Vice President of all the DFA Entities. Director and
1972                                                           Vice President of Dimensional Japan Ltd (since
                                                               February 2016). President and Director of
                                                               Dimensional Fund Advisors Canada ULC (since
                                                               February 2016), Vice President of DFA Australia
                                                               Limited (since April 2008) and Director (since
                                                               Oct 2016). Director of Dimensional Advisors Ltd,
                                                               Dimensional Fund Advisors Pte. Ltd., and
                                                               Dimensional Hong Kong Limited, (since April 2016),
                                                               Vice President of Dimensional Fund Advisors Pte
                                                               Ltd. (since June 2016), Head of Global Institutional
                                                               Services for Dimensional Fund Advisors LP (since
                                                               January 2014). Formerly, Vice President of
                                                               Dimensional Fund Advisors Canada ULC
                                                               (December 2010-February 2016); Head of
                                                               Institutional, North America (March 2012 to
                                                               December 2013) and Head of Portfolio Management
                                                               (January 2006 to March 2012) for Dimensional Fund
                                                               Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Matthew B. Cobb         Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (September 2011-March 2013); Vice President at
                                                               MullinTBG (2005-2011).
--------------------------------------------------------------------------------------------------------------------
Rose C. Cooke           Vice President        Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2010-March 2014).
--------------------------------------------------------------------------------------------------------------------
Ryan Cooper             Vice President        Since 2013       Vice President of all the DFA Entities. Formerly,
1979                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (2003-March 2014).
--------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell      Vice President        Since 2012       Vice President of all the DFA Entities. Formerly,
1976                                                           Regional Director for Dimensional Fund Advisors LP
                                                               (August 2002-January 2012).
--------------------------------------------------------------------------------------------------------------------
Robert P. Cornell       Vice President        Since 2007       Vice President of all the DFA Entities.
1949
--------------------------------------------------------------------------------------------------------------------
John W. Crill (Wes)     Vice President        Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                           Senior Associate, Research (January 2015-
                                                               January 2016); Associate, Research (January 2014-
                                                               January 2015); Analyst, Research (July 2010-
                                                               January 2014) for Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and    Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                           of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                     Dimensional Fund Advisors Ltd. Chief Compliance
                                                               Officer and Chief Privacy Officer of Dimensional
                                                               Fund Advisors Canada ULC, Chief Compliance
                                                               Officer of Dimensional Fund Advisors Pte. Ltd.
                                                               Formerly, Vice President and Global Chief
                                                               Compliance Officer for Dimensional SmartNest (US)
                                                               LLC (October 2010-2014).
--------------------------------------------------------------------------------------------------------------------

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
John T. Curnutte        Vice President         Since 2016       Vice President of all the DFA Entities. Formerly,
1980                                                            Manager, Research Systems (November 2012-
                                                                January 2016) for Dimensional Fund Advisors LP;
                                                                Assistant Vice President, Oaktree Capital
                                                                Management (April 2011-October 2012).
----------------------------------------------------------------------------------------------------------------------
John Dashtara           Vice President         Since 2015       Vice President of all the DFA Entities. Formerly,
1980                                                            Regional Director (July 2013-January 2015) for
                                                                Dimensional Fund Advisors LP; Relationship
                                                                Manager for Blackrock, Inc. (July 2011-July 2013);
                                                                Vice President for Towers Watson (formerly,
                                                                WellsCanning) (June 2009-July 2011).
----------------------------------------------------------------------------------------------------------------------
James L. Davis          Vice President         Since 1999       Vice President of all the DFA Entities.
1956
----------------------------------------------------------------------------------------------------------------------
Robert T. Deere         Vice President         Since 1994       Vice President of all the DFA Entities, DFA Australia
1957                                                            Limited and Dimensional Fund Advisors Canada
                                                                ULC.
----------------------------------------------------------------------------------------------------------------------
Johnathon K. DeKinder   Vice President         Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                            Regional Director (January 2012-January 2014) and
                                                                Senior Associate (August 2010-December 2011) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Mark J. Dennis          Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1976                                                            Regional Director (May 2011-January 2015) for
                                                                Dimensional Fund Advisors LP; Vice President,
                                                                Portfolio Specialist (January 2007-May 2011) for
                                                                Morgan Stanley Investment Management.
----------------------------------------------------------------------------------------------------------------------
Massimiliano DeSantis   Vice President         Since 2015       Vice President of all DFA Entities. Formerly, Senior
1971                                                            Associate, Research (November 2012-January
                                                                2015) for Dimensional Fund Advisors LP; Senior
                                                                Consultant, NERA Economic Consulting, New York
                                                                (May 2010-November 2012).
----------------------------------------------------------------------------------------------------------------------
Peter F. Dillard        Vice President         Since 2010       Vice President of all the DFA Entities. Chief Data
1972                                                            Officer for Dimensional Fund Advisors LP (since
                                                                January 2016).
----------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner      Vice President         Since 2001       Vice President of all the DFA Entities.
1970
----------------------------------------------------------------------------------------------------------------------
Karen M. Dolan          Vice President         Since 2014       Vice President of all the DFA Entities. Head of
1979                                                            Marketing for Dimensional Fund Advisors LP (since
                                                                February 2013). Formerly, Senior Manager of
                                                                Research and Marketing for Dimensional Fund
                                                                Advisors LP (June 2012-January 2013); Director of
                                                                Mutual Fund Analysis at Morningstar (January 2008-
                                                                May 2012).
----------------------------------------------------------------------------------------------------------------------
L. Todd Erskine         Vice President         Since 2015       Vice President of all DFA Entities. Formerly,
1959                                                            Regional Director (May 2008-January 2015) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Richard A. Eustice      Vice President and     Since 1998       Vice President and Assistant Secretary of all the
1965                    Assistant Secretary                     DFA Entities and DFA Australia Limited. Chief
                                                                Operating Officer for Dimensional Fund Advisors
                                                                Pte. Ltd. (since April 2013). Formerly, Chief
                                                                Operating Officer for Dimensional Fund Advisors Ltd.
                                                                (July 2008-March 2013).
----------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker     Vice President         Since 2004       Vice President of all the DFA Entities.
1971
----------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall          Vice President         Since 2008       Vice President of all the DFA Entities. Co-Head of
1974                                                            Portfolio Management (since March 2012) and
                                                                Senior Portfolio Manager (since January 2012) of
                                                                Dimensional Fund Advisors LP. Vice President of
                                                                Dimensional Fund Advisors Canada ULC (since
                                                                April 2016). Formerly, Portfolio Manager of
                                                                Dimensional Fund Advisors LP (September 2004-
                                                                January 2012).
----------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                 AND LENGTH OF
NAME AND YEAR OF BIRTH         POSITION             SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Edward A. Foley         Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1976                                                               Regional Director for Dimensional Fund Advisors LP
                                                                   (August 2011-January 2014); Senior Vice President
                                                                   of First Trust Advisors L.P. (2007-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Deborah J.G. Foster     Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1959                                                               Senior Associate (May 2011-January 2015) for
                                                                   Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman       Vice President            Since 2009       Vice President of all the DFA Entities.
1970
-------------------------------------------------------------------------------------------------------------------------
Kimberly A. Ginsburg    Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1970                                                               Vice President for Dimensional SmartNest (US) LLC
                                                                   (January 2012-November 2014); Senior Vice
                                                                   President for Morningstar (July 2004-July 2011).
-------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour        Vice President            Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum          Vice President            Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                               Managing Director at BlackRock (2004-
                                                                   January 2012).
-------------------------------------------------------------------------------------------------------------------------
Henry F. Gray           Vice President            Since 2000       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
John T. Gray            Vice President            Since 2007       Vice President of all the DFA Entities.
1974
-------------------------------------------------------------------------------------------------------------------------
Christian Gunther       Vice President            Since 2011       Vice President of all the DFA Entities. Senior Trader
1975                                                               for Dimensional Fund Advisors LP (since 2012).
                                                                   Formerly, Senior Trader (2009-2012).
-------------------------------------------------------------------------------------------------------------------------
Robert W. Hawkins       Vice President            Since 2014       Vice President of all the DFA Entities. Formerly,
1974                                                               Counsel for Dimensional Fund Advisors LP
                                                                   (January 2011-January 2014).
-------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner          Vice President            Since 2007       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight          Vice President            Since 2005       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle       Vice President, Chief     Since 2016       Vice President, Chief Financial Officer, and
1958                    Financial Officer, and                     Treasurer of all the DFA Entities. Interim Chief
                        Treasurer                                  Financial Officer, interim Treasurer and
                                                                   Vice President of Dimensional Advisors Ltd.,
                                                                   Dimensional Hong Kong Limited, Dimensional
                                                                   Cayman Commodity Fund I Ltd., Dimensional Fund
                                                                   Advisors Canada ULC, Dimensional Fund Advisors
                                                                   Pte. Ltd, DFA Australia Ltd. Formerly, interim Chief
                                                                   Financial Officer and interim Treasurer (April 2016-
                                                                   September 2016), and Controller (August 2015-
                                                                   September 2016) of all the DFA Entities);
                                                                   Vice President of T. Rowe Price Group, Inc. and
                                                                   Director of Investment Treasury and Treasurer of the
                                                                   T. Rowe Price Funds (March 2008-July 2015).
-------------------------------------------------------------------------------------------------------------------------
Christine W. Ho         Vice President            Since 2004       Vice President of all the DFA Entities.
1967
-------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath      Vice President            Since 2011       Vice President of all the DFA Entities. Formerly,
1960                                                               Managing Director, Co-Head Global Consultant
                                                                   Relations at BlackRock (2004-2011).
-------------------------------------------------------------------------------------------------------------------------
Mark A. Hunter          Vice President            Since 2015       Vice President of all the DFA Entities. Formerly,
1971                                                               Senior Compliance Officer (November 2010-
                                                                   January 2015) for Dimensional Fund Advisors LP.
-------------------------------------------------------------------------------------------------------------------------
Alan R. Hutchison       Vice President            Since 2016       Vice President of all the DFA Entities. Portfolio
1977                                                               Manager for Dimensional Fund Advisors LP
                                                                   (January 2013-Present). Formerly, Investment
                                                                   Associate for Dimensional Fund Advisors LP
                                                                   (January 2010-January 2013).
-------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Shahryar S. Jaberzadeh  Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2006-January 2016).
-----------------------------------------------------------------------------------------------------------------
Jeremy R. James         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1977                                                       Manager, IT Service Management (October 2014-
                                                           January 2016); Manager, Managed DC Systems
                                                           (October 2005-October 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Jeff J. Jeon            Vice President    Since 2004       Vice President of all the DFA Entities and
1973                                                       Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------
Garret D. Jones         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1971                                                       Manager of Sales and Marketing Systems
                                                           (January 2011-January 2014) for Dimensional Fund
                                                           Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Stephen W. Jones        Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1968                                                       Facilities Manager for Dimensional Fund Advisors
                                                           LP (October 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Scott P. Kaup           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1975                                                       Senior Manager, Investment Operations
                                                           (January 2014-January 2015) and Investment
                                                           Operations Manager (May 2008-January 2014) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
David M. Kavanaugh      Vice President    Since 2014       Vice President of all the DFA Entities. Head of
1978                                                       Operations for Financial Advisor Services for
                                                           Dimensional Fund Advisors LP (since July 2014).
                                                           Formerly, Counsel of Dimensional Fund Advisors LP
                                                           (August 2011-January 2014); Associate at Andrews
                                                           Kurth LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
Patrick M. Keating      Vice President    Since 2003       Vice President of DFAIDG, DIG, DFAITC, DEM,
1954                                                       Dimensional Holdings Inc., Dimensional Fund
                                                           Advisors LP and Dimensional Japan Ltd. Chief
                                                           Operating Officer and Director of Dimensional Japan
                                                           Ltd. Formerly, Vice President of DFA Securities LLC,
                                                           Dimensional Cayman Commodity Fund I Ltd. and
                                                           Dimensional Advisors Ltd (until February 2015);
                                                           Chief Operating Officer of Dimensional Holdings Inc.,
                                                           DFA Securities LLC, Dimensional Fund Advisors LP,
                                                           Dimensional Cayman Commodity Fund I Ltd.,
                                                           Dimensional Advisors Ltd. and Dimensional Fund
                                                           Advisors Pte. Ltd. (until February 2015); Director,
                                                           Vice President, and Chief Privacy Officer of
                                                           Dimensional Fund Advisors Canada ULC (until
                                                           February 2015); Director of DFA Australia Limited,
                                                           Dimensional Fund Advisors Ltd. and Dimensional
                                                           Advisors Ltd. (until February 2015); and Director and
                                                           Vice President of Dimensional Hong Kong Limited
                                                           and Dimensional Fund Advisors Pte. Ltd. (until
                                                           February 2015).
-----------------------------------------------------------------------------------------------------------------
Andrew K. Keiper        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1977                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (October 2004-January 2013).
-----------------------------------------------------------------------------------------------------------------
David M. Kershner       Vice President    Since 2010       Vice President of all the DFA Entities. Portfolio
1971                                                       Manager for Dimensional Fund Advisors LP (since
                                                           June 2004).
-----------------------------------------------------------------------------------------------------------------
Arun C. Keswani         Vice President    Since 2016       Vice President of all the DFA Entities. Senior
1975                                                       Portfolio Manager for Dimensional Fund Advisors LP
                                                           (January 2015-Present). Formerly, Portfolio Manager
                                                           (January 2013-January 2015) and Investment
                                                           Associate (October 2011-January 2013) for
                                                           Dimensional Fund Advisors LP; Investment Banking
                                                           Associate at Morgan Stanley (August 2010-
                                                           September 2011).
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
 Kimberly L. Kiser      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1972                                                      Creative Director for Dimensional Fund Advisors LP
                                                           (September 2012-January 2014); Vice President and
                                                           Global Creative Director at Morgan Stanley (2007-
                                                           2012); Visiting Assistant Professor, Graduate
                                                           Communications Design at Pratt Institute (2004-
                                                           2012).
------------------------------------------------------------------------------------------------------------------
 Natalia Y. Knych       Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
 1971                                                      Manager, RFP, Institutional (January 2015-January
                                                           2016); Senior Associate, Institutional (April 2007-
                                                           January 2015) for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Timothy R. Kohn        Vice President    Since 2011       Vice President of all the DFA Entities. Head of
 1971                                                      Defined Contribution Sales for Dimensional Fund
                                                           Advisors LP (since August 2010).
------------------------------------------------------------------------------------------------------------------
 Joseph F. Kolerich     Vice President    Since 2004       Vice President of all the DFA Entities. Senior
 1971                                                      Portfolio Manager of Dimensional Fund Advisors LP
                                                           (since January 2012). Formerly, Portfolio Manager
                                                           for Dimensional (April 2001-January 2012).
------------------------------------------------------------------------------------------------------------------
 Mark D. Krasniewski    Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1981                                                      Senior Associate, Investment Analytics and Data
                                                           (January 2012-December 2012) and Systems
                                                           Developer (June 2007-December 2011) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Kahne L. Krause        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1966                                                      Regional Director (May 2010-January 2014) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Stephen W. Kurad       Vice President    Since 2011       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------
 Michael F. Lane        Vice President    Since 2004       Vice President of all the DFA Entities. Formerly,
 1967                                                      Chief Executive Officer for Dimensional SmartNest
                                                           (US) LLC (July 2012-November 2014).
------------------------------------------------------------------------------------------------------------------
 Francis R. Lao         Vice President    Since 2011       Vice President of all the DFA Entities. Formerly, Vice
 1969                                                      President-Global Operations at Janus Capital Group
                                                           (2005-2011).
------------------------------------------------------------------------------------------------------------------
 David F. LaRusso       Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1978                                                      Senior Trader (January 2010-December 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Juliet H. Lee          Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Marlena I. Lee         Vice President    Since 2011       Vice President of all the DFA Entities.
 1980
------------------------------------------------------------------------------------------------------------------
 Paul A. Lehman         Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Regional Director (July 2013-January 2015) for
                                                           Dimensional Fund Advisors LP; Chief Investment
                                                           Officer (April 2005-April 2013) for First Citizens
                                                           Bancorporation.
------------------------------------------------------------------------------------------------------------------
 John B. Lessley        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1960                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2013).
------------------------------------------------------------------------------------------------------------------
 Joy L. Lopez           Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1971                                                      Senior Tax Manager (February 2013-January 2015)
                                                           for Dimensional Fund Advisors LP; Vice President
                                                           and Tax Manager, North America (August 2006-April
                                                           2012) for Pacific Investment Management Company.
------------------------------------------------------------------------------------------------------------------
 Apollo D. Lupescu      Vice President    Since 2009       Vice President of all the DFA Entities.
 1969
------------------------------------------------------------------------------------------------------------------
 Timothy P. Luyet       Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1972                                                      Senior Manager, Marketing Operations
                                                           (January 2014-January 2015), Manager, Client
                                                           Systems (October 2011-January 2014) and RFP
                                                           Manager (April 2010-October 2011) for Dimensional
                                                           Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------

                                                TERM OF OFFICE/1/
                                                  AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
 Peter Magnusson        Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1969                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (January 2011-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
 Kenneth M. Manell      Vice President      Since 2010                 Vice President of all the DFA Entities and
 1972                                                                  Dimensional Cayman Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
 Aaron M. Marcus        Vice President      Since 2008                 Vice President of all DFA Entities and Head of
 1970                                                                  Global Human Resources for Dimensional Fund
                                                                       Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Duane R. Mattson       Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1965                                                                  Senior Compliance Officer (May 2012-January 2015)
                                                                       for Dimensional Fund Advisors LP; Chief
                                                                       Compliance Officer (April 2010-April 2012) for Al
                                                                       Frank Asset Management.
-----------------------------------------------------------------------------------------------------------------------------
 Bryan R. McClune       Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1975                                                                  Regional Director of Dimensional Fund Advisors LP
                                                                       (January 2009-January 2014).
-----------------------------------------------------------------------------------------------------------------------------
 Philip P. McInnis      Vice President      Since 2014                 Vice President of all the DFA Entities. Formerly,
 1984                                                                  Regional Director (January 2009-January 2014) and
                                                                       Senior Associate (2011) for Dimensional Fund
                                                                       Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Francis L. McNamara    Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1959                                                                  Manager, Project Management Office for
                                                                       Dimensional Fund Advisors LP (October 2006-
                                                                       January 2016).
-----------------------------------------------------------------------------------------------------------------------------
 Travis A. Meldau       Vice President      Since 2015                 Vice President of all the DFA Entities. Portfolio
 1981                                                                  Manager (since September 2011) for Dimensional
                                                                       Fund Advisors LP. Formerly, Portfolio Manager for
                                                                       Wells Capital Management (October 2004-
                                                                       September 2011).
-----------------------------------------------------------------------------------------------------------------------------
 Tracy R. Mitchell      Vice President      Since 2016                 Vice President of all the DFA Entities. Formerly,
 1974                                                                  Regional Director for Dimensional Fund Advisors LP
                                                                       (September 2013-January 2016); Managing Director,
                                                                       Client Services, Charles Schwab
                                                                       (December 2009-August 2013).
-----------------------------------------------------------------------------------------------------------------------------
 Jonathan G. Nelson     Vice President      Since 2013                 Vice President of all the DFA Entities. Formerly,
 1971                                                                  Manager, Investment Systems (2011-January 2013)
                                                                       for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
 Catherine L. Newell    Vice President and  Vice President since 1997  Vice President and Secretary of all the DFA Entities.
 1964                   Secretary           and Secretary since 2000   Director, Vice President and Secretary of DFA
                                                                       Australia Limited and Dimensional Fund Advisors
                                                                       Ltd. (since February 2002, April 1997, and May
                                                                       2002, respectively). Vice President and Secretary of
                                                                       Dimensional Fund Advisors Canada ULC (since
                                                                       June 2003), Dimensional Cayman Commodity Fund I
                                                                       Ltd., Dimensional Japan Ltd (since February 2012),
                                                                       Dimensional Advisors Ltd (since March 2012),
                                                                       Dimensional Fund Advisors Pte. Ltd. (since June
                                                                       2012). Director of Dimensional Funds plc and
                                                                       Dimensional Funds II plc (since 2002 and 2006,
                                                                       respectively). Director of Dimensional Japan Ltd.,
                                                                       Dimensional Advisors Ltd., Dimensional Fund
                                                                       Advisors Pte. Ltd. and Dimensional Hong Kong
                                                                       Limited (since August 2012 and July 2012).
                                                                       Formerly, Vice President and Secretary of
                                                                       Dimensional SmartNest (US) LLC (October 2010-
                                                                       November 2014).
-----------------------------------------------------------------------------------------------------------------------------
 John R. Nicholson      Vice President      Since 2015                 Vice President of all the DFA Entities. Formerly,
 1977                                                                  Regional Director (June 2011-January 2015) for
                                                                       Dimensional Fund Advisors LP; Sales Executive for
                                                                       Vanguard (July 2008-May 2011).
-----------------------------------------------------------------------------------------------------------------------------

                                                 TERM OF OFFICE/1/
                                                   AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                 SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------
 Pamela B. Noble        Vice President       Since 2011                 Vice President of all the DFA Entities. Formerly,
 1964                                                                   Portfolio Manager for Dimensional Fund Advisors LP
                                                                        (2008-2010).
------------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and   Since 2013                 Vice President and Deputy Chief Compliance Officer
 1961                   Deputy Chief                                    of all the DFA Entities. Deputy Chief Compliance
                        Compliance Officer                              Officer of Dimensional Fund Advisors LP (since
                                                                        December 2012). Formerly, Chief Compliance
                                                                        Officer of Wellington Management Company, LLP
                                                                        (2004-2011).
------------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President       Since 2010                 Vice President of all the DFA Entities, Dimensional
 1974                                                                   Cayman Commodity Fund I Ltd., and Dimensional
                                                                        Fund Advisors Canada ULC (since April 2016).
                                                                        Deputy General Counsel, Funds (since 2011).
------------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Vice President and   Vice President since 2007  Vice President and Co-Chief Investment Officer of all
 1976                   Co-Chief Investment  and Co-Chief Investment    the DFA Entities, Dimensional Fund Advisors
                        Officer              Officer since 2014         Canada ULC, and Dimensional Japan Ltd. Director
                                                                        of Dimensional Funds plc and Dimensional Fund II
                                                                        plc.
------------------------------------------------------------------------------------------------------------------------------
 Randy C. Olson         Vice President       Since 2016                 Vice President of all the DFA Entities. Formerly,
 1980                                                                   Senior Compliance Officer for Dimensional Fund
                                                                        Advisors LP (July 2014-January 2016); Vice
                                                                        President Regional Head of Investment Compliance,
                                                                        Asia, PIMCO Asia Private Limited (July 2012-July
                                                                        2014); Country Compliance Officer, Janus Capital,
                                                                        Singapore Private Limited (May 2011-June 2012).
------------------------------------------------------------------------------------------------------------------------------
 Daniel C. Ong          Vice President       Since 2009                 Vice President of all the DFA Entities. Portfolio
 1973                                                                   Manager for Dimensional Fund Advisors LP (since
                                                                        July 2005).
------------------------------------------------------------------------------------------------------------------------------
 Kyle K. Ozaki          Vice President       Since 2010                 Vice President of all the DFA Entities.
 1978
------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Pawlak      Vice President       Since 2013                 Vice President of all the DFA Entities. Formerly,
 1977                                                                   Regional Director for Dimensional Fund Advisors LP
                                                                        (2012-January 2013); Senior Consultant (June 2011-
                                                                        December 2011) and Senior Investment Analyst and
                                                                        Consultant (July 2008-June 2011) at Hewitt
                                                                        EnnisKnupp.
------------------------------------------------------------------------------------------------------------------------------
 Mary T. Phillips       Vice President       Since 2016                 Vice President of all the DFA Entities. Senior
 1981                                                                   Portfolio Manager (January 2015-present). Formerly,
                                                                        Portfolio Manager (April 2014-January 2015) and
                                                                        Investment Associate for Dimensional Fund Advisors
                                                                        LP (July 2012-March 2014).
------------------------------------------------------------------------------------------------------------------------------
 Jeffrey L. Pierce      Vice President       Since 2015                 Vice President of all the DFA Entities. Senior
 1984                                                                   Manager, Advisor Benchmarking (since
                                                                        January 2015) for Dimensional Fund Advisors LP.
                                                                        Formerly, Manager, Advisor Benchmarking
                                                                        (April 2012-December 2014) for Dimensional Fund
                                                                        Advisors LP; Senior Manager, Research and
                                                                        Consulting (October 2010-April 2012) for Crain
                                                                        Communications Inc.
------------------------------------------------------------------------------------------------------------------------------
 Olivian T. Pitis       Vice President       Since 2015                 Vice President of all the DFA Entities. Formerly,
 1974                                                                   Regional Director (May 2011-January 2015) for
                                                                        Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------------------
 Brian P. Pitre         Vice President       Since 2015                 Vice President of all the DFA Entities. Counsel for
 1976                                                                   Dimensional Fund Advisors LP (since February
                                                                        2015). Formerly, Chief Financial Officer and General
                                                                        Counsel for Relentless (March 2014-January 2015);
                                                                        Vice President of all the DFA Entities (January 2013-
                                                                        March 2014); Counsel for Dimensional Fund
                                                                        Advisors LP (January 2009-March 2014).
------------------------------------------------------------------------------------------------------------------------------
 David A. Plecha        Vice President       Since 1993                 Vice President of all the DFA Entities, DFA Australia
 1961                                                                   Limited, Dimensional Fund Advisors Ltd. and
                                                                        Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
 Allen Pu               Vice President    Since 2011       Vice President of all the DFA Entities. Senior
 1970                                                      Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           for Dimensional Fund Advisors LP (2006-January
                                                           2015).
------------------------------------------------------------------------------------------------------------------
 David J. Rapozo        Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1967                                                      Regional Director for Dimensional Fund Advisors LP
                                                           (January 2011-January 2014).
------------------------------------------------------------------------------------------------------------------
 Mark A. Regier         Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
 1969                                                      Planning and Analysis Manager for Dimensional
                                                           Fund Advisors LP (July 2007-January 2014).
------------------------------------------------------------------------------------------------------------------
 Cory T. Riedberger     Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1979                                                      Regional Director (March 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Savina B. Rizova       Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
 1981                                                      Research Associate (June 2011-January 2012) for
                                                           Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Michael F. Rocque      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1968                                                      Senior Fund Accounting Manager (July 2013-
                                                           January 2015) for Dimensional Fund Advisors LP;
                                                           Senior Financial Consultant and Chief Accounting
                                                           Officer (July 2002-July 2013) for MFS Investment
                                                           Management.
------------------------------------------------------------------------------------------------------------------
 L. Jacobo Rodriguez    Vice President    Since 2005       Vice President of all the DFA Entities.
 1971
------------------------------------------------------------------------------------------------------------------
 Austin S. Rosenthal    Vice President    Since 2015       Vice President of all the DFA Entities. Formerly, Vice
 1978                                                      President for Dimensional SmartNest (US) LLC
                                                           (September 2010-November 2014).
------------------------------------------------------------------------------------------------------------------
 Oliver J. Rowe         Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
 1960                                                      Senior Manager, Human Resources for Dimensional
                                                           Fund Advisors LP (January 2012-January 2014);
                                                           Director of Human Resources at Spansion, Inc.
                                                           (March 2009-December 2011).
------------------------------------------------------------------------------------------------------------------
 Joseph S. Ruzicka      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1987                                                      Manager Investment Analytics and Data (January
                                                           2014-January 2015), Senior Associate, Investment
                                                           Analytics and Data (January 2013-January 2014),
                                                           Associate, Investment Analytics and Data (January
                                                           2012-January 2013), and Investment Data Analyst
                                                           (April 2010-January 2012) for Dimensional Fund
                                                           Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Julie A. Saft          Vice President    Since 2010       Vice President of all the DFA Entities.
 1959
------------------------------------------------------------------------------------------------------------------
 Joel P. Schneider      Vice President    Since 2015       Vice President of all the DFA Entities. Portfolio
 1980                                                      Manager (since 2013) for Dimensional Fund
                                                           Advisors LP. Formerly, Investment Associate
                                                           (April 2011-January 2013) for Dimensional Fund
                                                           Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Ashish Shrestha        Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
 1978                                                      Regional Director (September 2009-January 2015)
                                                           for Dimensional Fund Advisors LP.
------------------------------------------------------------------------------------------------------------------
 Bruce A. Simmons       Vice President    Since 2009       Vice President of all the DFA Entities.
 1965
------------------------------------------------------------------------------------------------------------------
 Ted R. Simpson         Vice President    Since 2007       Vice President of all the DFA Entities.
 1968
------------------------------------------------------------------------------------------------------------------
 Bhanu P. Singh         Vice President    Since 2014       Vice President of all the DFA Entities. Senior
 1981                                                      Portfolio Manager for Dimensional Fund Advisors LP
                                                           (since January 2015). Formerly, Portfolio Manager
                                                           (January 2012-January 2015) and Investment
                                                           Associate for Dimensional Fund Advisors LP
                                                           (August 2010-December 2011).
------------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
Bryce D. Skaff          Vice President    Since 2007       Vice President of all the DFA Entities.
1975
-----------------------------------------------------------------------------------------------------------------
Lukas J. Smart          Vice President    Since 2014       Vice President of all the DFA Entities. Portfolio
1977                                                       Manager of Dimensional Fund Advisors LP (since
                                                           January 2010).
-----------------------------------------------------------------------------------------------------------------
Andrew D. Smith         Vice President    Since 2011       Vice President of all the DFA Entities.
1968
-----------------------------------------------------------------------------------------------------------------
Grady M. Smith          Vice President    Since 2004       Vice President of all the DFA Entities and
1956                                                       Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Matthew Snider          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2011-January 2016); Sales Executive,
                                                           Vanguard (May 2008-August 2011).
-----------------------------------------------------------------------------------------------------------------
Lawrence R. Spieth      Vice President    Since 2004       Vice President of all the DFA Entities.
1947
-----------------------------------------------------------------------------------------------------------------
Charlene L. St. John    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1965                                                       Senior Manager for Dimensional Fund Advisors LP
                                                           (September 2014-January 2016); Vice President of
                                                           Marketing, Forward Management/Salient
                                                           (January 2008-February 2014).
-----------------------------------------------------------------------------------------------------------------
Brent M. Stone          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1971                                                       Project Manager (September 2012-December 2015)
                                                           and Manager, Corporate Systems for Dimensional
                                                           Fund Advisors LP (January 2011-September 2012).
-----------------------------------------------------------------------------------------------------------------
Richard H. Tatlow V     Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1971                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (April 2010-January 2013).
-----------------------------------------------------------------------------------------------------------------
Blake T. Tatsuta        Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1973                                                       Manager, Investment Analytics and Data (2012-
                                                           January 2013) and Research Assistant (2002-2011)
                                                           for Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
James J. Taylor         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1983                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2009-January 2016).
-----------------------------------------------------------------------------------------------------------------
Erik T. Totten          Vice President    Since 2013       Vice President of all the DFA Entities. Formerly,
1980                                                       Regional Director (2010-January 2013) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
John H. Totten          Vice President    Since 2012       Vice President of all the DFA Entities. Formerly,
1978                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (January 2008-January 2012).
-----------------------------------------------------------------------------------------------------------------
Robert C. Trotter       Vice President    Since 2009       Vice President of all the DFA Entities.
1958
-----------------------------------------------------------------------------------------------------------------
Dave C. Twardowski      Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1982                                                       Research Associate (June 2011-January 2015) for
                                                           Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------
Karen E. Umland         Vice President    Since 1997       Vice President of all the DFA Entities, DFA Australia
1966                                                       Limited, Dimensional Fund Advisors Ltd., and
                                                           Dimensional Fund Advisors Canada ULC.
-----------------------------------------------------------------------------------------------------------------
Benjamin C. Walker      Vice President    Since 2014       Vice President of all the DFA Entities. Formerly,
1979                                                       Regional Director for Dimensional Fund Advisors LP
                                                           (September 2008-January 2014).
-----------------------------------------------------------------------------------------------------------------
Brian J. Walsh          Vice President    Since 2009       Vice President of all the DFA Entities. Portfolio
1970                                                       Manager for Dimensional Fund Advisors LP (since
                                                           2004).
-----------------------------------------------------------------------------------------------------------------
Jessica Walton          Vice President    Since 2015       Vice President of all the DFA Entities. Formerly,
1974                                                       Regional Director (January 2012-January 2015) for
                                                           Dimensional Fund Advisors LP; Director of Marketing
                                                           and Investor Relations for Treaty Oak Capital
                                                           Management (July 2011-October 2011); Vice
                                                           President for Rockspring Capital (October 2010-
                                                           July 2011).
-----------------------------------------------------------------------------------------------------------------

                                        TERM OF OFFICE/1/
                                         AND LENGTH OF
NAME AND YEAR OF BIRTH     POSITION         SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------
Griffin S. Watkins      Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1985                                                       Regional Director (January 2014-January 2016) and
                                                           Senior Associate (January 2011-December 2013) for
                                                           Dimensional Fund Advisors LP.
--------------------------------------------------------------------------------------------------------------
Timothy P. Wei          Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1968                                                       Counsel for Dimensional Fund Advisors LP
                                                           (July 2014-January 2016); Assistant General
                                                           Counsel, Teacher Retirement System of Texas
                                                           (October 2008-June 2014).
--------------------------------------------------------------------------------------------------------------
Weston J. Wellington    Vice President    Since 1997       Vice President of all the DFA Entities.
1951
--------------------------------------------------------------------------------------------------------------
Ryan J. Wiley           Vice President    Since 2007       Vice President of all the DFA Entities.
1976
--------------------------------------------------------------------------------------------------------------
Kristina M. Williams    Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1975                                                       Client Service Supervisor for Dowling & Yahnke
                                                           (July 2014-January 2016); Head of Operations for
                                                           The Elements Financial Group (January 2013-June
                                                           2014); Head of Operations for Vericimetry Advisors
                                                           LLC (July 2011-December 2012).
--------------------------------------------------------------------------------------------------------------
Jeremy J. Willis        Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1976                                                       Manager, Client Systems for Dimensional Fund
                                                           Advisors LP (May 2012-January 2016);
                                                           Vice President, Implementations, Citigroup
                                                           (August 2006-October 2011).
--------------------------------------------------------------------------------------------------------------
Stacey E. Winning       Vice President    Since 2015       Vice President of all the DFA Entities. Head of
1981                                                       Global Recruiting and Development (since June
                                                           2014) for Dimensional Fund Advisors LP. Formerly,
                                                           Senior Manager, Recruiting (December 2012-
                                                           June 2014) for Dimensional Fund Advisors LP;
                                                           Co-Head of Global Recruiting (May 2009-
                                                           November 2012) for Two Sigma Investments.
--------------------------------------------------------------------------------------------------------------
Cecelia K. Wong         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1981                                                       Client Service Manager for Dimensional Fund
                                                           Advisors LP (June 2005-January 2016).
--------------------------------------------------------------------------------------------------------------
Craig A. Wright         Vice President    Since 2016       Vice President of all the DFA Entities. Formerly,
1982                                                       Accounting Manager for Dimensional Fund Advisors
                                                           LP (November 2011-January 2016); Senior
                                                           Associate, PricewaterhouseCoopers LP (July 2009-
                                                           November 2011).
--------------------------------------------------------------------------------------------------------------
Joseph L. Young         Vice President    Since 2011       Vice President of all the DFA Entities.
1978
--------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 201 to October 31, 2016, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                             QUALIFYING
                                                                                                FOR
                                         NET                                                 CORPORATE
                                     INVESTMENT    SHORT-TERM     LONG-TERM                  DIVIDENDS   QUALIFYING  FOREIGN
DFA INVESTMENT DIMENSIONS GROUP        INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED    DIVIDEND     TAX
INC.                                DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION(1) INCOME(2)  CREDIT(3)
-------------------------------     ------------- ------------- ------------- ------------- ------------ ---------- ---------
Dimensional 2015 Target Date
 Retirement Income Fund............      100%          --            --            100%         100%        100%        1%
Dimensional 2020 Target Date
 Retirement Income Fund............      100%          --            --            100%         100%        100%        1%

                                                         QUALIFYING
                                                           SHORT-
                                     FOREIGN  QUALIFYING    TERM
DFA INVESTMENT DIMENSIONS GROUP      SOURCE    INTEREST   CAPITAL
INC.                                INCOME(4) INCOME(5)   GAIN(6)
-------------------------------     --------- ---------- ----------
Dimensional 2015 Target Date
 Retirement Income Fund............    15%       100%       100%
Dimensional 2020 Target Date
 Retirement Income Fund............    19%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103116-054A
 [LOGO]                                                              00185769

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.
Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a) Audit Fees

             Fiscal Year Ended October 31, 2016: $1,859,693
             Fiscal Year Ended October 31, 2015: $1,651,811

   (b) Audit-Related Fees

             Fees for Registrant  Fiscal Year Ended October 31, 2016: $155,966
                                  Fiscal Year Ended October 31, 2015: $126,836

   For fiscal years ended October 31, 2016 and October 31, 2015, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                  Fiscal Year Ended October 31, 2016: $187,500
                                  Fiscal Year Ended October 31, 2015: $172,000

   For the fiscal years ended October 31, 2016 and October 31, 2015, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c) Tax Fees

             Fees for Registrant  Fiscal Year Ended October 31, 2016: $437,822
                                  Fiscal Year Ended October 31, 2015: $455,854

   Tax Fees included, for the fiscal years ended October 31, 2016 and October 31, 2015, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d) All Other Fees

             Fees for Registrant  Fiscal Year Ended October 31, 2016: $0
                                  Fiscal Year Ended October 31, 2015: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

         A.  General

         1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

         2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

         B.  Pre-Approval of Audit Services to the Funds

         1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member
             (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

         2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

         3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

         C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

         1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

         2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

         3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

         4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

         5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

         D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

         1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

         2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

         3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

         4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

             (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

             (b) refer such matter to the full Committee for its consideration and action.

             In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

         5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

         E.  Amendment; Annual Review

         1.  The Committee may amend these procedures from time to time.

         2.  These procedures shall be reviewed annually by the Committee.

         F.  Recordkeeping

         1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

         2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

         3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2016 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                  ---

   (g)    Aggregate Non-Audit Fees

             Fiscal Year Ended October 31, 2016: $1,995,741
             Fiscal Year Ended October 31, 2015: $2,060,682

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 Enhanced U.S. Large Company Portfolio  Series of Registrant
 U.S. Large Cap Equity Portfolio        Series of Registrant
 U.S. Targeted Value Portfolio          Series of Registrant
 U.S. Small Cap Value Portfolio         Series of Registrant
 U.S. Core Equity 1 Portfolio           Series of Registrant
 U.S. Core Equity 2 Portfolio           Series of Registrant

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 U.S. Vector Equity Portfolio           Series of Registrant
 U.S. Small Cap Portfolio               Series of Registrant
 U.S. Micro Cap Portfolio               Series of Registrant
 DFA Real Estate Securities Portfolio   Series of Registrant
 Large Cap International Portfolio      Series of Registrant
 International Core Equity Portfolio    Series of Registrant
 DFA International Real Estate          Series of Registrant
 Securities Portfolio
 DFA Global Real Estate Securities      Series of Registrant
 Portfolio
 DFA International Small Cap Value      Series of Registrant
 Portfolio
 International Vector Equity Portfolio  Series of Registrant
 World ex U.S. Targeted Value Portfolio Series of Registrant
 World ex U.S. Core Equity Portfolio    Series of Registrant
 Emerging Markets Core Equity Portfolio Series of Registrant
 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio
 The DFA International Value Series     Master fund for LWAS/DFA
                                        International High Book to Market
                                        Portfolio
 The Japanese Small Company Series      Master fund for Japanese Small
                                        Company Portfolio
 The Asia Pacific Small Company Series  Master fund for Asia Pacific Small
                                        Company Portfolio
 The United Kingdom Small Company       Master fund for United Kingdom Small
 Series                                 Company Portfolio
 The Continental Small Company Series   Master fund for Continental Small
                                        Company Portfolio
 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio
 The Emerging Markets Small Cap Series  Master fund for Emerging Markets
                                        Small Cap Portfolio

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 Dimensional Emerging Markets Value     Master fund for Emerging Markets
 Fund                                   Value Portfolio
 U.S. Social Core Equity 2 Portfolio    Series of Registrant
 U.S. Sustainability Core 1 Portfolio   Series of Registrant
 International Sustainability Core 1    Series of Registrant
 Portfolio
 International Social Core Equity       Series of Registrant
 Portfolio
 Emerging Markets Social Core Equity    Series of Registrant
 Portfolio
 Tax-Managed U.S. Equity Portfolio      Series of Registrant
 Tax-Managed U.S. Targeted Value        Series of Registrant
 Portfolio
 Tax-Managed U.S. Small Cap Portfolio   Series of Registrant
 T.A. U.S. Core Equity 2 Portfolio      Series of Registrant
 Tax-Managed DFA International Value    Series of Registrant
 Portfolio
 T.A. World ex U.S. Core Equity         Series of Registrant
 Portfolio
 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio
 CSTG&E U.S. Social Core Equity 2       Series of Registrant
 Portfolio
 CSTG&E International Social Core       Series of Registrant
 Equity Portfolio
 VA U.S. Targeted Value Portfolio       Series of Registrant
 VA U.S. Large Value Portfolio          Series of Registrant
 VA International Value Portfolio       Series of Registrant
 VA International Small Portfolio       Series of Registrant
 U.S. Large Cap Growth Portfolio        Series of Registrant
 U.S. Small Cap Growth Portfolio        Series of Registrant
 International Large Cap Growth         Series of Registrant
 Portfolio
 International Small Cap Growth         Series of Registrant
 Portfolio

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      FACE
                                                                                     AMOUNT^
                                                                                      (000)    VALUE+
                                                                                     ------- -----------
BONDS -- (83.5%)
AUSTRALIA -- (7.0%)
ANZ New Zealand Int'l, Ltd.
    1.400%, 04/27/17                                                                 $1,600  $ 1,601,467
Australia & New Zealand Banking Group, Ltd.
    1.500%, 01/16/18                                                                  1,500    1,501,320
BHP Billiton Finance USA, Ltd.
    5.400%, 03/29/17                                                                  1,000    1,016,800
Commonwealth Bank of Australia
    1.900%, 09/18/17                                                                  3,250    3,266,997
##  1.375%, 09/06/18                                                                  3,000    2,990,274
Westpac Banking Corp.
    1.500%, 12/01/17                                                                  2,500    2,504,013
    1.550%, 05/25/18                                                                    401      401,449
    2.250%, 07/30/18                                                                  3,000    3,037,617
                                                                                             -----------
TOTAL AUSTRALIA                                                                               16,319,937
                                                                                             -----------
CANADA -- (11.4%)
Ontario, Province of Canada
    2.000%, 09/27/18                                                                  6,700    6,797,934
Quebec, Province of Canada
    4.625%, 05/14/18                                                                  5,000    5,265,115
Royal Bank of Canada
    1.200%, 01/23/17                                                                    585      585,228
    1.250%, 06/16/17                                                                  2,000    2,000,960
    1.500%, 01/16/18                                                                  2,000    2,003,486
    1.500%, 06/07/18                                                                    500      501,037
    2.200%, 07/27/18                                                                    500      506,283
    1.800%, 07/30/18                                                                  1,000    1,005,199
Thomson Reuters Corp.
    1.300%, 02/23/17                                                                  1,023    1,023,399
Toronto-Dominion Bank (The)
    1.625%, 03/13/18                                                                  1,000    1,004,305
    1.400%, 04/30/18                                                                  3,000    3,001,851
    1.750%, 07/23/18                                                                  2,000    2,010,198
    1.450%, 09/06/18                                                                  1,000      999,883
                                                                                             -----------
TOTAL CANADA                                                                                  26,704,878
                                                                                             -----------
DENMARK -- (2.0%)
Kommunekredit
    1.125%, 01/16/18                                                                  1,500    1,501,200
    1.250%, 08/27/18                                                                  3,300    3,305,610
                                                                                             -----------
TOTAL DENMARK                                                                                  4,806,810
                                                                                             -----------
FINLAND -- (2.8%)
Municipality Finance P.L.C.
    1.125%, 04/17/18                                                                  4,500    4,500,454
##  1.250%, 09/10/18                                                                  1,000    1,001,403
    1.250%, 09/10/18                                                                  1,000    1,001,403
                                                                                             -----------
TOTAL FINLAND                                                                                  6,503,260
                                                                                             -----------
FRANCE -- (2.0%)
BNP Paribas SA
    1.375%, 03/17/17                                                                  1,800    1,801,743
BPCE SA
    1.625%, 01/26/18                                                                  1,000    1,001,024
Societe Generale SA
    2.750%, 10/12/17                                                                  1,980    2,005,522
                                                                                             -----------
TOTAL FRANCE                                                                                   4,808,289
                                                                                             -----------
GERMANY -- (11.0%)
Deutsche Bank AG
    6.000%, 09/01/17                                                                    502      514,780
Erste Abwicklungsanstalt
    1.000%, 10/13/17                                                                  1,800    1,798,166
    1.125%, 02/12/18                                                                  2,000    1,997,082
    1.250%, 03/15/18                                                                  1,400    1,400,392
FMS Wertmanagement AoeR
    1.125%, 09/05/17                                                                  5,000    5,005,225
KFW
    1.000%, 09/07/18                                                                  3,000    2,995,332
Land Nordrhein Westfalen
    1.375%, 07/16/18                                                                  2,500    2,508,507
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.000%, 04/23/18                                                                  5,500    5,489,847
State of North Rhine-Westphalia
    1.125%, 11/21/17                                                                  3,000    2,999,586
    1.250%, 02/20/18                                                                  1,000    1,000,763
                                                                                             -----------
TOTAL GERMANY                                                                                 25,709,680
                                                                                             -----------
IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17                                                                  1,200    1,204,738
                                                                                             -----------
JAPAN -- (3.9%)
Beam Suntory, Inc.
    1.750%, 06/15/18                                                                  1,000    1,001,131
Mizuho Bank, Ltd.
##  1.550%, 10/17/17                                                                    350      350,023
Sumitomo Mitsui Banking Corp.
    2.650%, 01/12/17                                                                  1,000    1,003,083
Toyota Motor Credit Corp.
    1.750%, 05/22/17                                                                  5,000    5,019,315
    1.200%, 04/06/18                                                                    373      372,579
    1.550%, 07/13/18                                                                  1,500    1,506,684
                                                                                             -----------
TOTAL JAPAN                                                                                    9,252,815
                                                                                             -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                                FACE
                                                                                               AMOUNT^
                                                                                                (000)    VALUE+
                                                                                               ------- -----------
NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten NV
    1.375%, 03/19/18                                                                           $1,000  $ 1,003,652
##  1.000%, 09/20/18                                                                            5,000    4,982,860
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    3.375%, 01/19/17                                                                              830      834,233
    1.700%, 03/19/18                                                                            3,435    3,446,600
Mylan, Inc.
    1.350%, 11/29/16                                                                            1,000    1,000,197
Nederlandse Waterschapsbank NV
    1.250%, 01/16/18                                                                            1,000    1,001,320
    0.875%, 07/13/18                                                                            3,500    3,482,451
                                                                                                       -----------
TOTAL NETHERLANDS                                                                                       15,751,313
                                                                                                       -----------
NORWAY -- (1.2%)
Kommunalbanken A.S.
    1.000%, 03/15/18                                                                              750      748,997
Statoil ASA
    1.200%, 01/17/18                                                                            2,000    1,995,908
                                                                                                       -----------
TOTAL NORWAY                                                                                             2,744,905
                                                                                                       -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.0%)
African Development Bank
    1.625%, 10/02/18                                                                            2,250    2,271,440
                                                                                                       -----------
SWEDEN -- (3.6%)
Kommuninvest I Sverige AB
    1.000%, 01/29/18                                                                            3,000    2,997,069
Svensk Exportkredit AB
    1.125%, 04/05/18                                                                            2,430    2,430,705
Svenska Handelsbanken AB
    1.625%, 03/21/18                                                                            3,000    3,007,401
                                                                                                       -----------
TOTAL SWEDEN                                                                                             8,435,175
                                                                                                       -----------
SWITZERLAND -- (0.9%)
Credit Suisse AG New York
    1.375%, 05/26/17                                                                            1,400    1,399,560
UBS AG
    1.375%, 08/14/17                                                                              699      698,689
                                                                                                       -----------
TOTAL SWITZERLAND                                                                                        2,098,249
                                                                                                       -----------
UNITED KINGDOM -- (3.5%)
Diageo Capital P.L.C.
    1.500%, 05/11/17                                                                            1,500    1,504,322
HSBC USA, Inc.
    1.625%, 01/16/18                                                                            1,125    1,125,668
Network Rail Infrastructure Finance P.L.C.
    0.875%, 05/15/18                                                                            4,000    3,983,600
Vodafone Group P.L.C.
    5.625%, 02/27/17                                                                              715      725,031
    1.625%, 03/20/17                                                                              761      762,050
                                                                                                       -----------
TOTAL UNITED KINGDOM                                                                                     8,100,671
                                                                                                       -----------
UNITED STATES -- (26.0%)
Aetna, Inc.
    1.700%, 06/07/18                                                                              700      702,119
American Express Co.
    6.150%, 08/28/17                                                                              511      530,974
Amgen, Inc.
    2.500%, 11/15/16                                                                              410      410,224
Anthem, Inc.
    2.375%, 02/15/17                                                                            1,500    1,504,659
AT&T, Inc.
    2.400%, 03/15/17                                                                            1,500    1,507,641
Autodesk, Inc.
    1.950%, 12/15/17                                                                            1,000    1,003,832
Bank of America Corp.
    3.875%, 03/22/17                                                                              500      505,335
Becton Dickinson and Co.
    1.450%, 05/15/17                                                                            1,310    1,312,839
Berkshire Hathaway Finance Corp
    1.450%, 03/07/18                                                                            2,000    2,009,944
Berkshire Hathaway, Inc.
    1.550%, 02/09/18                                                                            4,000    4,018,224
Capital One Financial Corp.
    5.250%, 02/21/17                                                                            1,492    1,510,249
Cardinal Health, Inc.
    1.900%, 06/15/17                                                                            1,500    1,507,014
Caterpillar Financial Services Corp.
    1.500%, 02/23/18                                                                            1,500    1,504,960
Chevron Corp.
    1.344%, 11/09/17                                                                            3,200    3,206,624
    1.365%, 03/02/18                                                                            1,762    1,764,867
Cisco Systems, Inc.
    1.400%, 02/28/18                                                                            1,300    1,304,896
    1.650%, 06/15/18                                                                            5,300    5,337,243
Citigroup, Inc.
    2.500%, 09/26/18                                                                            1,000    1,013,680
eBay, Inc.
    1.350%, 07/15/17                                                                            1,068    1,068,603
Exxon Mobil Corp.
    1.439%, 03/01/18                                                                            3,000    3,010,707
Ford Motor Credit Co. LLC
    2.551%, 10/05/18                                                                            1,000    1,012,019
International Business Machines Corp.
    1.125%, 02/06/18                                                                            1,500    1,499,862
    1.250%, 02/08/18                                                                            1,060    1,061,516
JPMorgan Chase & Co.
    2.000%, 08/15/17                                                                            1,000    1,006,206

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                       FACE
                                                                                      AMOUNT^
                                                                                       (000)     VALUE+
                                                                                      ------- ------------
UNITED STATES -- (Continued)
KeyBank NA
     1.650%, 02/01/18                                                                 $ 1,000 $  1,003,061
Laboratory Corp. of America Holdings
     2.200%, 08/23/17                                                                   1,097    1,104,296
McKesson Corp.
     1.292%, 03/10/17                                                                   1,000    1,000,375
MetLife, Inc.
     6.817%, 08/15/18                                                                     290      316,660
Microsoft Corp.
     1.000%, 05/01/18                                                                     665      664,627
Molson Coors Brewing Co.
     2.000%, 05/01/17                                                                   1,715    1,721,949
Morgan Stanley
     5.450%, 01/09/17                                                                   1,000    1,008,156
NYSE Euronext
     2.000%, 10/05/17                                                                   1,500    1,512,765
Pfizer, Inc.
     1.200%, 06/01/18                                                                   5,000    5,003,205
Reinsurance Group of America, Inc.
     5.625%, 03/15/17                                                                   1,100    1,116,769
Ryder System, Inc.
     5.850%, 11/01/16                                                                   1,141    1,141,000
Scripps Networks Interactive, Inc.
     2.700%, 12/15/16                                                                   1,000    1,002,001
Southern Co. (The)
     1.300%, 08/15/17                                                                   1,000    1,000,526
Starwood Hotels & Resorts Worldwide, Inc.
     6.750%, 05/15/18                                                                     845      909,936
UnitedHealth Group, Inc.
     6.000%, 06/15/17                                                                   1,500    1,545,975
Wells Fargo Bank NA
     1.650%, 01/22/18                                                                   1,500    1,505,100
                                                                                              ------------
TOTAL UNITED STATES                                                                             60,870,638
                                                                                              ------------
TOTAL BONDS                                                                                    195,582,798
                                                                                              ------------
AGENCY OBLIGATIONS -- (5.6%)
Federal Home Loan Mortgage Corporation
     0.750%, 01/12/18                                                                   8,000    7,998,264
Federal National Mortgage Association
     1.875%, 09/18/18                                                                   5,000    5,089,485
                                                                                              ------------
TOTAL AGENCY OBLIGATIONS                                                                        13,087,749
                                                                                              ------------
U.S. TREASURY OBLIGATIONS -- (10.9%)
U.S. Treasury Notes
     0.875%, 11/15/17                                                                  22,500   22,532,512
     0.875%, 01/15/18                                                                   3,000    3,004,806
                                                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                                 25,537,318
                                                                                              ------------
TOTAL INVESTMENT SECURITIES                                                                    234,207,865
                                                                                              ------------

                                                                                      SHARES
                                                                                      -------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@ DFA Short Term Investment Fund                                                        23          270
                                                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $234,199,804)                                                                           $234,208,135
                                                                                              ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ------------------------------------------
                                            LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                            -------- ------------ ------- ------------
Bonds
   Australia                                      -- $ 16,319,937   --    $ 16,319,937
   Canada                                         --   26,704,878   --      26,704,878
   Denmark                                        --    4,806,810   --       4,806,810
   Finland                                        --    6,503,260   --       6,503,260
   France                                         --    4,808,289   --       4,808,289
   Germany                                        --   25,709,680   --      25,709,680
   Ireland                                        --    1,204,738   --       1,204,738
   Japan                                          --    9,252,815   --       9,252,815
   Netherlands                                    --   15,751,313   --      15,751,313
   Norway                                         --    2,744,905   --       2,744,905
   Supranational Organization Obligations         --    2,271,440   --       2,271,440
   Sweden                                         --    8,435,175   --       8,435,175
   Switzerland                                    --    2,098,249   --       2,098,249
   United Kingdom                                 --    8,100,671   --       8,100,671
   United States                                  --   60,870,638   --      60,870,638
Agency Obligations                                --   13,087,749   --      13,087,749
U.S. Treasury Obligations                         --   25,537,318   --      25,537,318
Securities Lending Collateral                     --          270   --             270
Futures Contracts**                         $251,626           --   --         251,626
                                            -------- ------------   --    ------------
TOTAL                                       $251,626 $234,208,135   --    $234,459,761
                                            ======== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (94.5%)
Consumer Discretionary -- (14.2%)
*   Adient P.L.C.                                                  4,044 $   184,042       0.0%
    Advance Auto Parts, Inc.                                       4,330     606,546       0.1%
*   Amazon.com, Inc.                                              16,644  13,145,764       1.5%
*   AMC Networks, Inc. Class A                                     3,824     187,108       0.0%
    Aramark                                                       14,712     547,728       0.1%
#   Autoliv, Inc.                                                  6,626     641,264       0.1%
*   AutoNation, Inc.                                              13,166     577,592       0.1%
*   AutoZone, Inc.                                                   742     550,683       0.1%
#   Bed Bath & Beyond, Inc.                                       15,137     611,838       0.1%
    Best Buy Co., Inc.                                            31,939   1,242,746       0.1%
#   BorgWarner, Inc.                                              18,153     650,604       0.1%
*   Bright Horizons Family Solutions, Inc.                         2,400     160,584       0.0%
#   Brinker International, Inc.                                    2,427     119,505       0.0%
    Brunswick Corp.                                               10,295     447,833       0.1%
*   Burlington Stores, Inc.                                        5,237     392,461       0.0%
*   Cabela's, Inc.                                                 2,721     167,641       0.0%
#   Cable One, Inc.                                                  261     150,529       0.0%
#   CalAtlantic Group, Inc.                                        8,450     273,104       0.0%
*   CarMax, Inc.                                                  17,985     898,171       0.1%
    Carnival Corp.                                                13,909     682,932       0.1%
    Carter's, Inc.                                                 3,895     336,294       0.0%
    CBS Corp. Class B                                             17,767   1,005,968       0.1%
*   Charter Communications, Inc. Class A                           7,873   1,967,384       0.2%
#*  Chipotle Mexican Grill, Inc.                                   1,176     424,254       0.1%
    Cinemark Holdings, Inc.                                       11,595     461,481       0.1%
    Clear Channel Outdoor Holdings, Inc. Class A                   1,800      10,350       0.0%
    Coach, Inc.                                                   14,479     519,651       0.1%
    Columbia Sportswear Co.                                        3,865     218,914       0.0%
    Comcast Corp. Class A                                        135,240   8,360,537       1.0%
    Dana, Inc.                                                     3,382      52,353       0.0%
#   Darden Restaurants, Inc.                                       8,233     533,416       0.1%
    Delphi Automotive P.L.C.                                      10,534     685,447       0.1%
    Dick's Sporting Goods, Inc.                                   10,882     605,583       0.1%
#   Dillard's, Inc. Class A                                        3,786     232,082       0.0%
#*  Discovery Communications, Inc. Class A                        14,668     382,981       0.0%
*   Discovery Communications, Inc. Class C                        21,968     551,616       0.1%
*   DISH Network Corp. Class A                                     8,562     501,391       0.1%
    Dollar General Corp.                                          11,954     825,902       0.1%
*   Dollar Tree, Inc.                                             10,084     761,846       0.1%
    Domino's Pizza, Inc.                                           1,539     260,460       0.0%
    DR Horton, Inc.                                               26,673     768,983       0.1%
#   Dunkin' Brands Group, Inc.                                     6,388     308,924       0.0%
#   Expedia, Inc.                                                  6,477     837,023       0.1%
    Foot Locker, Inc.                                             11,839     790,490       0.1%
    Ford Motor Co.                                               202,144   2,373,171       0.3%
#*  Fossil Group, Inc.                                             2,756      75,156       0.0%
    GameStop Corp. Class A                                        11,644     280,038       0.0%
    Gannett Co., Inc.                                              5,749      44,670       0.0%
#   Gap, Inc. (The)                                               19,127     527,714       0.1%
    Garmin, Ltd.                                                  12,592     608,949       0.1%
    General Motors Co.                                            77,314   2,443,122       0.3%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Gentex Corp.                                                 32,355 $  547,123       0.1%
    Genuine Parts Co.                                             9,878    894,848       0.1%
    GNC Holdings, Inc. Class A                                    5,821     78,176       0.0%
    Goodyear Tire & Rubber Co. (The)                             25,324    735,156       0.1%
#*  GoPro, Inc. Class A                                           4,950     63,261       0.0%
    Graham Holdings Co. Class B                                     261    123,975       0.0%
#   H&R Block, Inc.                                              10,520    241,644       0.0%
    Hanesbrands, Inc.                                            12,067    310,122       0.0%
#   Harley-Davidson, Inc.                                        12,861    733,334       0.1%
    Harman International Industries, Inc.                         6,033    480,890       0.1%
#   Hasbro, Inc.                                                  5,339    445,326       0.1%
    Hilton Worldwide Holdings, Inc.                              20,372    460,407       0.1%
    Home Depot, Inc. (The)                                       49,003  5,978,856       0.7%
    HSN, Inc.                                                     2,427     91,498       0.0%
*   Hyatt Hotels Corp. Class A                                    1,777     90,254       0.0%
    ILG, Inc.                                                     2,346     38,427       0.0%
    International Game Technology P.L.C.                         16,853    484,018       0.1%
    Interpublic Group of Cos., Inc. (The)                        25,124    562,526       0.1%
*   J Alexander's Holdings, Inc.                                    271      2,439       0.0%
#   Kohl's Corp.                                                 18,571    812,481       0.1%
    L Brands, Inc.                                                7,064    509,950       0.1%
    Las Vegas Sands Corp.                                        14,169    820,102       0.1%
    Lear Corp.                                                    7,293    895,435       0.1%
    Leggett & Platt, Inc.                                         5,023    230,455       0.0%
    Lennar Corp. Class A                                         13,142    547,890       0.1%
    Lennar Corp. Class B                                            760     25,475       0.0%
*   Liberty Broadband Corp. Class A                               1,392     90,410       0.0%
*   Liberty Broadband Corp. Class C                               8,559    570,457       0.1%
*   Liberty Interactive Corp., QVC Group Class A                 26,528    490,503       0.1%
*   Liberty Media Corp.-Liberty Braves Class A                      533      9,034       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                    1,230     20,504       0.0%
*   Liberty Media Corp.-Liberty Media Class A                     1,334     37,125       0.0%
#*  Liberty Media Corp.-Liberty Media Class C                     3,075     84,286       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                  5,337    177,562       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                 12,301    408,270       0.1%
*   Liberty Ventures Series A                                     9,216    367,718       0.0%
#   Lions Gate Entertainment Corp.                                2,437     49,617       0.0%
*   Live Nation Entertainment, Inc.                              19,156    530,047       0.1%
*   LKQ Corp.                                                    25,080    809,582       0.1%
    Lowe's Cos., Inc.                                            35,009  2,333,350       0.3%
#*  Lululemon Athletica, Inc.                                     4,070    233,008       0.0%
    Macy's, Inc.                                                 24,928    909,623       0.1%
#*  Madison Square Garden Co. (The) Class A                       1,475    244,098       0.0%
    Marriott International, Inc. Class A                         12,668    870,292       0.1%
    Mattel, Inc.                                                 17,075    538,375       0.1%
    McDonald's Corp.                                             34,541  3,888,280       0.5%
*   MGM Resorts International                                    38,528  1,008,278       0.1%
*   Michael Kors Holdings, Ltd.                                  11,676    592,907       0.1%
#*  Michaels Cos., Inc. (The)                                     9,281    215,783       0.0%
*   Mohawk Industries, Inc.                                       6,594  1,215,274       0.1%
*   MSG Networks, Inc. Class A                                    3,882     74,146       0.0%
*   Netflix, Inc.                                                 8,594  1,073,133       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Newell Brands, Inc.                                          13,896 $  667,286       0.1%
    News Corp. Class A                                           21,271    257,805       0.0%
    News Corp. Class B                                           10,240    126,976       0.0%
    NIKE, Inc. Class B                                           44,648  2,240,437       0.3%
#   Nordstrom, Inc.                                               8,080    420,160       0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                         15,484    601,863       0.1%
*   NVR, Inc.                                                       285    434,055       0.1%
*   O'Reilly Automotive, Inc.                                     3,928  1,038,720       0.1%
    Office Depot, Inc.                                           25,800     81,270       0.0%
#   Omnicom Group, Inc.                                           9,706    774,733       0.1%
#*  Panera Bread Co. Class A                                      1,380    263,249       0.0%
*   Penn National Gaming, Inc.                                    1,617     20,908       0.0%
#   Penske Automotive Group, Inc.                                 8,659    387,490       0.0%
#   Polaris Industries, Inc.                                      2,175    166,627       0.0%
    Pool Corp.                                                    2,900    268,482       0.0%
*   Priceline Group, Inc. (The)                                   1,757  2,590,222       0.3%
    PulteGroup, Inc.                                             25,110    467,046       0.1%
    PVH Corp.                                                     5,919    633,215       0.1%
#   Ralph Lauren Corp.                                            4,680    459,108       0.1%
#*  Restoration Hardware Holdings, Inc.                           2,300     66,631       0.0%
    Ross Stores, Inc.                                            15,963    998,326       0.1%
#   Royal Caribbean Cruises, Ltd.                                 6,048    464,910       0.1%
#*  Sally Beauty Holdings, Inc.                                   7,653    198,519       0.0%
#   Scripps Networks Interactive, Inc. Class A                    6,890    443,440       0.1%
    Service Corp. International                                  19,542    500,275       0.1%
*   ServiceMaster Global Holdings, Inc.                           8,740    312,805       0.0%
#   Signet Jewelers, Ltd.                                         4,764    387,123       0.0%
    Sinclair Broadcast Group, Inc. Class A                        1,610     40,411       0.0%
#*  Sirius XM Holdings, Inc.                                     77,510    323,217       0.0%
    Six Flags Entertainment Corp.                                 5,139    285,985       0.0%
*   Skechers U.S.A., Inc. Class A                                10,419    219,112       0.0%
    Staples, Inc.                                                31,942    236,371       0.0%
    Starbucks Corp.                                              55,525  2,946,712       0.3%
*   Starz Class A                                                 5,895    185,457       0.0%
    Target Corp.                                                 29,753  2,044,924       0.2%
    TEGNA, Inc.                                                  22,286    437,251       0.1%
#*  Tempur Sealy International, Inc.                              4,301    232,555       0.0%
*   Tenneco, Inc.                                                 1,040     57,273       0.0%
*   Tesla Motors, Inc.                                            2,106    416,419       0.1%
    Thor Industries, Inc.                                         4,339    344,126       0.0%
#   Tiffany & Co.                                                10,643    781,409       0.1%
    Time Warner, Inc.                                            36,139  3,216,010       0.4%
    TJX Cos., Inc. (The)                                         26,027  1,919,491       0.2%
*   Toll Brothers, Inc.                                          12,015    329,692       0.0%
*   TopBuild Corp.                                                  983     29,618       0.0%
    Tractor Supply Co.                                            4,360    273,067       0.0%
#*  TripAdvisor, Inc.                                             3,755    242,122       0.0%
    Twenty-First Century Fox, Inc. Class A                       47,543  1,248,955       0.1%
    Twenty-First Century Fox, Inc. Class B                       18,410    485,840       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                        2,006    488,140       0.1%
#*  Under Armour, Inc. Class A                                    5,125    159,388       0.0%
*   Under Armour, Inc. Class C                                    5,161    133,463       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Urban Outfitters, Inc.                                        11,408 $    381,598       0.0%
    Vail Resorts, Inc.                                             2,362      376,597       0.0%
    VF Corp.                                                       9,370      507,948       0.1%
    Viacom, Inc. Class A                                             964       40,777       0.0%
    Viacom, Inc. Class B                                          25,974      975,583       0.1%
*   Vista Outdoor, Inc.                                            1,260       48,724       0.0%
    Visteon Corp.                                                  3,566      251,795       0.0%
    Walt Disney Co. (The)                                         67,452    6,252,126       0.7%
    Whirlpool Corp.                                                7,660    1,147,621       0.1%
#   Williams-Sonoma, Inc.                                          7,282      336,574       0.0%
#   Wyndham Worldwide Corp.                                        6,884      453,243       0.1%
#   Wynn Resorts, Ltd.                                             2,811      265,780       0.0%
    Yum! Brands, Inc.                                             15,681    1,352,957       0.2%
                                                                         ------------      ----
Total Consumer Discretionary                                              127,780,567      15.0%
                                                                         ------------      ----
Consumer Staples -- (8.8%)
    Altria Group, Inc.                                            79,821    5,277,765       0.6%
    Archer-Daniels-Midland Co.                                    19,795      862,468       0.1%
*   Blue Buffalo Pet Products, Inc.                               12,643      317,592       0.0%
#*  Boston Beer Co., Inc. (The) Class A                              500       77,625       0.0%
#   Brown-Forman Corp. Class A                                     3,116      151,126       0.0%
#   Brown-Forman Corp. Class B                                     8,638      398,816       0.0%
    Bunge, Ltd.                                                   10,424      646,392       0.1%
    Campbell Soup Co.                                              9,379      509,655       0.1%
#   Casey's General Stores, Inc.                                   3,893      439,870       0.1%
    Church & Dwight Co., Inc.                                     10,590      511,073       0.1%
    Clorox Co. (The)                                               4,694      563,374       0.1%
    Coca-Cola Co. (The)                                          142,593    6,045,943       0.7%
    Colgate-Palmolive Co.                                         30,428    2,171,342       0.3%
    ConAgra Foods, Inc.                                           11,497      553,925       0.1%
    Constellation Brands, Inc. Class A                             5,412      904,453       0.1%
    Costco Wholesale Corp.                                        16,013    2,367,842       0.3%
    Coty, Inc. Class A                                            63,857    1,468,072       0.2%
    CVS Health Corp.                                              48,410    4,071,281       0.5%
    Dr Pepper Snapple Group, Inc.                                  8,722      765,704       0.1%
*   Edgewell Personal Care Co.                                     3,565      268,801       0.0%
    Energizer Holdings, Inc.                                       1,436       66,788       0.0%
    Estee Lauder Cos., Inc. (The) Class A                          7,769      676,913       0.1%
#   Flowers Foods, Inc.                                           15,827      245,635       0.0%
    General Mills, Inc.                                           21,116    1,308,770       0.2%
#*  Hain Celestial Group, Inc. (The)                               8,806      320,274       0.0%
#*  Herbalife, Ltd.                                                3,093      187,683       0.0%
    Hershey Co. (The)                                              4,810      492,833       0.1%
#   Hormel Foods Corp.                                            12,302      473,627       0.1%
    Ingredion, Inc.                                                5,318      697,562       0.1%
    JM Smucker Co. (The)                                           8,331    1,093,944       0.1%
    Kellogg Co.                                                   10,167      763,847       0.1%
    Kimberly-Clark Corp.                                          13,268    1,517,992       0.2%
    Kraft Heinz Co. (The)                                         18,806    1,672,794       0.2%
    Kroger Co. (The)                                              40,471    1,253,792       0.1%
    McCormick & Co., Inc. Non-Voting                               5,053      484,431       0.1%
    Mead Johnson Nutrition Co.                                     6,480      484,510       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Staples -- (Continued)
    Molson Coors Brewing Co. Class B                               4,589 $   476,384       0.1%
    Mondelez International, Inc. Class A                          45,709   2,054,162       0.2%
*   Monster Beverage Corp.                                         4,005     578,082       0.1%
    PepsiCo, Inc.                                                 58,593   6,281,170       0.7%
    Philip Morris International, Inc.                             47,352   4,566,627       0.5%
#   Pilgrim's Pride Corp.                                          8,391     183,259       0.0%
    Pinnacle Foods, Inc.                                          12,071     620,691       0.1%
*   Post Holdings, Inc.                                            4,700     358,281       0.0%
#   PriceSmart, Inc.                                                 408      37,108       0.0%
    Procter & Gamble Co. (The)                                   103,082   8,947,518       1.1%
    Reynolds American, Inc.                                       26,260   1,446,401       0.2%
*   Rite Aid Corp.                                                32,439     217,666       0.0%
*   Seaboard Corp.                                                     4      13,540       0.0%
#   Spectrum Brands Holdings, Inc.                                 2,472     334,313       0.0%
#*  Sprouts Farmers Market, Inc.                                  10,016     221,854       0.0%
    Sysco Corp.                                                   20,812   1,001,473       0.1%
#*  TreeHouse Foods, Inc.                                          4,267     373,277       0.0%
    Tyson Foods, Inc. Class A                                     14,323   1,014,785       0.1%
    Wal-Mart Stores, Inc.                                         86,141   6,031,593       0.7%
    Walgreens Boots Alliance, Inc.                                35,026   2,897,701       0.3%
*   WhiteWave Foods Co. (The)                                      5,830     317,677       0.0%
#   Whole Foods Market, Inc.                                      29,844     844,287       0.1%
                                                                         -----------       ---
Total Consumer Staples                                                    78,932,363       9.3%
                                                                         -----------       ---
Energy -- (5.9%)
    Anadarko Petroleum Corp.                                      17,390   1,033,662       0.1%
*   Antero Resources Corp.                                        13,686     362,268       0.0%
    Apache Corp.                                                  11,602     690,087       0.1%
    Baker Hughes, Inc.                                            10,544     584,138       0.1%
    Cabot Oil & Gas Corp.                                         18,819     392,941       0.1%
    Cheniere Energy Partners L.P. Holdings LLC                     3,818      76,131       0.0%
#*  Cheniere Energy, Inc.                                          6,985     263,334       0.0%
*   Chesapeake Energy Corp.                                       44,600     245,746       0.0%
    Chevron Corp.                                                 61,119   6,402,215       0.8%
    Cimarex Energy Co.                                             4,178     539,505       0.1%
#*  Cobalt International Energy, Inc.                              9,130       8,620       0.0%
*   Concho Resources, Inc.                                         7,316     928,693       0.1%
    ConocoPhillips                                                33,640   1,461,658       0.2%
    CONSOL Energy, Inc.                                           18,863     319,728       0.0%
#*  Continental Resources, Inc.                                    9,692     474,036       0.1%
#   Core Laboratories NV                                           3,062     296,922       0.0%
#   CVR Energy, Inc.                                               2,172      28,801       0.0%
*   Denbury Resources, Inc.                                        6,968      16,654       0.0%
    Devon Energy Corp.                                            13,517     512,159       0.1%
#   Diamond Offshore Drilling, Inc.                                2,733      45,067       0.0%
*   Diamondback Energy, Inc.                                       4,175     381,136       0.1%
    Energen Corp.                                                  5,361     268,747       0.0%
#   EnLink Midstream LLC                                           4,106      62,616       0.0%
    EOG Resources, Inc.                                           17,419   1,575,026       0.2%
    EQT Corp.                                                      4,362     287,892       0.0%
    Exxon Mobil Corp.                                            138,324  11,525,156       1.4%
*   FMC Technologies, Inc.                                        18,545     598,447       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Energy -- (Continued)
*   Gulfport Energy Corp.                                           993 $    23,941       0.0%
    Halliburton Co.                                              26,896   1,237,216       0.2%
#   Helmerich & Payne, Inc.                                       6,702     422,963       0.1%
    Hess Corp.                                                   18,282     876,988       0.1%
#   HollyFrontier Corp.                                          11,583     288,996       0.0%
    Kinder Morgan, Inc.                                          52,976   1,082,300       0.1%
    Marathon Oil Corp.                                           49,525     652,739       0.1%
    Marathon Petroleum Corp.                                     27,546   1,200,730       0.1%
#   Murphy Oil Corp.                                             13,132     339,725       0.0%
    Nabors Industries, Ltd.                                       3,492      41,555       0.0%
#   National Oilwell Varco, Inc.                                 21,450     688,545       0.1%
*   Newfield Exploration Co.                                      5,234     212,448       0.0%
    Noble Corp. P.L.C.                                            4,704      23,238       0.0%
    Noble Energy, Inc.                                           23,810     820,731       0.1%
    Occidental Petroleum Corp.                                   23,864   1,739,924       0.2%
    Oceaneering International, Inc.                               2,631      62,618       0.0%
#   ONEOK, Inc.                                                   8,340     403,906       0.1%
*   Parsley Energy, Inc. Class A                                  8,200     269,780       0.0%
    Phillips 66                                                  20,112   1,632,089       0.2%
    Pioneer Natural Resources Co.                                 5,286     946,300       0.1%
    QEP Resources, Inc.                                          18,390     295,527       0.0%
    Range Resources Corp.                                        14,484     489,414       0.1%
*   Rice Energy, Inc.                                            11,260     248,733       0.0%
*   RSP Permian, Inc.                                             5,549     200,319       0.0%
    Schlumberger, Ltd.                                           41,728   3,264,381       0.4%
*   Southwestern Energy Co.                                      27,086     281,424       0.0%
    Spectra Energy Corp.                                         21,333     891,933       0.1%
    Targa Resources Corp.                                        12,251     537,819       0.1%
    Tesoro Corp.                                                 13,759   1,169,102       0.1%
#*  Transocean, Ltd.                                             11,995     115,272       0.0%
    Valero Energy Corp.                                          24,534   1,453,394       0.2%
#*  Weatherford International P.L.C.                             41,816     201,553       0.0%
#   Western Refining, Inc.                                       10,751     310,166       0.0%
#*  Whiting Petroleum Corp.                                       4,398      36,239       0.0%
    Williams Cos., Inc. (The)                                    21,858     638,254       0.1%
*   WPX Energy, Inc.                                             24,470     265,744       0.0%
                                                                        -----------       ---
Total Energy                                                             52,747,391       6.2%
                                                                        -----------       ---
Financials -- (12.9%)
*   Affiliated Managers Group, Inc.                               4,787     635,043       0.1%
    Aflac, Inc.                                                  15,892   1,094,482       0.1%
*   Alleghany Corp.                                                 920     474,913       0.1%
    Allied World Assurance Co. Holdings AG                        1,408      60,516       0.0%
    Allstate Corp. (The)                                         14,292     970,427       0.1%
    Ally Financial, Inc.                                         41,759     754,585       0.1%
    American Express Co.                                         44,090   2,928,458       0.3%
    American Financial Group, Inc.                                6,292     468,754       0.1%
    American International Group, Inc.                           31,424   1,938,861       0.2%
    Ameriprise Financial, Inc.                                   14,381   1,271,137       0.2%
#   AmTrust Financial Services, Inc.                             18,720     494,021       0.1%
    Aon P.L.C.                                                    9,310   1,031,827       0.1%
*   Arch Capital Group, Ltd.                                      6,895     537,603       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Arthur J Gallagher & Co.                                      12,209 $   588,840       0.1%
#   Artisan Partners Asset Management, Inc. Class A                  408      10,608       0.0%
    Assurant, Inc.                                                 3,976     320,148       0.0%
    Assured Guaranty, Ltd.                                        11,966     357,664       0.0%
    Axis Capital Holdings, Ltd.                                    6,626     377,483       0.0%
    Bank of America Corp.                                        267,185   4,408,553       0.5%
    Bank of New York Mellon Corp. (The)                           38,021   1,645,169       0.2%
    Bank of the Ozarks, Inc.                                      11,067     409,036       0.1%
    BB&T Corp.                                                    19,357     758,794       0.1%
*   Berkshire Hathaway, Inc. Class B                              60,345   8,707,784       1.0%
    BlackRock, Inc.                                                4,713   1,608,264       0.2%
#   BOK Financial Corp.                                            3,245     230,460       0.0%
    Brown & Brown, Inc.                                           12,215     450,245       0.1%
    Capital One Financial Corp.                                   19,744   1,461,846       0.2%
    CBOE Holdings, Inc.                                            5,047     319,021       0.0%
    Charles Schwab Corp. (The)                                    44,368   1,406,466       0.2%
    Chubb, Ltd.                                                   14,237   1,808,099       0.2%
    Cincinnati Financial Corp.                                     9,172     649,194       0.1%
    CIT Group, Inc.                                               10,315     374,744       0.0%
    Citigroup, Inc.                                               75,262   3,699,127       0.4%
    Citizens Financial Group, Inc.                                29,661     781,271       0.1%
    CME Group, Inc.                                               11,091   1,110,209       0.1%
    CNA Financial Corp.                                            1,453      53,136       0.0%
    Comerica, Inc.                                                 9,416     490,479       0.1%
#   Commerce Bancshares, Inc.                                      9,376     467,112       0.1%
#*  Credit Acceptance Corp.                                        1,540     283,514       0.0%
    Cullen/Frost Bankers, Inc.                                     4,634     352,138       0.0%
    Discover Financial Services                                   21,077   1,187,267       0.1%
*   Donnelley Financial Solutions, Inc.                              395       8,473       0.0%
*   E*TRADE Financial Corp.                                       15,898     447,688       0.1%
    East West Bancorp, Inc.                                       13,253     523,626       0.1%
#   Eaton Vance Corp.                                             10,454     366,517       0.0%
    Endurance Specialty Holdings, Ltd.                             5,100     468,945       0.1%
    Erie Indemnity Co. Class A                                     3,003     307,477       0.0%
    Everest Re Group, Ltd.                                         3,050     620,736       0.1%
#   FactSet Research Systems, Inc.                                 1,521     235,329       0.0%
    Fifth Third Bancorp                                           55,323   1,203,829       0.1%
    First American Financial Corp.                                10,357     404,544       0.1%
    First Republic Bank                                           10,726     798,336       0.1%
    FNF Group                                                     12,453     447,187       0.1%
*   FNFV Group                                                     1,571      18,931       0.0%
    Franklin Resources, Inc.                                      16,282     548,052       0.1%
    Goldman Sachs Group, Inc. (The)                               11,009   1,962,244       0.2%
    Hartford Financial Services Group, Inc. (The)                 26,514   1,169,533       0.1%
    Huntington Bancshares, Inc.                                   81,843     867,536       0.1%
    Intercontinental Exchange, Inc.                                4,158   1,124,282       0.1%
    Invesco, Ltd.                                                 29,178     819,610       0.1%
    Investors Bancorp, Inc.                                        7,326      89,817       0.0%
    JPMorgan Chase & Co.                                         145,465  10,074,906       1.2%
    KeyCorp                                                       64,955     917,165       0.1%
    Legg Mason, Inc.                                                 887      25,475       0.0%
    Leucadia National Corp.                                       21,702     405,176       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Lincoln National Corp.                                       13,388 $  657,217       0.1%
    Loews Corp.                                                  17,929    771,485       0.1%
    LPL Financial Holdings, Inc.                                  7,655    236,999       0.0%
#   M&T Bank Corp.                                                4,370    536,330       0.1%
*   Markel Corp.                                                    871    764,242       0.1%
    MarketAxess Holdings, Inc.                                    2,207    332,727       0.0%
    Marsh & McLennan Cos., Inc.                                  19,436  1,232,048       0.1%
    MetLife, Inc.                                                28,964  1,360,149       0.2%
    Moody's Corp.                                                 5,185    521,196       0.1%
    Morgan Stanley                                               43,883  1,473,152       0.2%
    Morningstar, Inc.                                               688     48,593       0.0%
    MSCI, Inc.                                                    4,302    344,977       0.0%
    Nasdaq, Inc.                                                 12,558    803,335       0.1%
    Navient Corp.                                                43,623    557,502       0.1%
#   New York Community Bancorp, Inc.                             25,540    366,754       0.0%
    Northern Trust Corp.                                         16,691  1,208,762       0.1%
    NorthStar Asset Management Group, Inc.                        5,300     72,610       0.0%
    Old Republic International Corp.                             24,380    411,047       0.1%
#*  OneMain Holdings, Inc.                                        2,335     66,174       0.0%
    PacWest Bancorp                                               8,985    389,859       0.0%
#   People's United Financial, Inc.                              24,152    392,228       0.0%
    PNC Financial Services Group, Inc. (The)                     16,605  1,587,438       0.2%
    Popular, Inc.                                                 1,497     54,341       0.0%
    Principal Financial Group, Inc.                              19,884  1,085,666       0.1%
    ProAssurance Corp.                                              758     40,401       0.0%
    Progressive Corp. (The)                                      28,255    890,315       0.1%
    Prosperity Bancshares, Inc.                                   1,306     72,444       0.0%
    Prudential Financial, Inc.                                   13,585  1,151,872       0.1%
    Raymond James Financial, Inc.                                 9,977    599,817       0.1%
    Regions Financial Corp.                                      70,685    757,036       0.1%
    Reinsurance Group of America, Inc.                            3,888    419,360       0.1%
    RenaissanceRe Holdings, Ltd.                                  3,096    384,802       0.0%
    S&P Global, Inc.                                             10,488  1,277,963       0.2%
*   Santander Consumer USA Holdings, Inc.                        27,563    336,269       0.0%
    SEI Investments Co.                                           5,708    253,036       0.0%
*   Signature Bank                                                3,411    411,230       0.1%
*   SLM Corp.                                                    23,827    167,980       0.0%
    State Street Corp.                                           11,674    819,632       0.1%
    SunTrust Banks, Inc.                                         18,302    827,799       0.1%
*   SVB Financial Group                                           3,748    458,268       0.1%
    Synchrony Financial                                          39,549  1,130,706       0.1%
    Synovus Financial Corp.                                       2,181     72,126       0.0%
    T Rowe Price Group, Inc.                                     12,006    768,504       0.1%
    TD Ameritrade Holding Corp.                                  23,384    799,967       0.1%
    TFS Financial Corp.                                          11,816    210,561       0.0%
    Torchmark Corp.                                               8,667    549,574       0.1%
    Travelers Cos., Inc. (The)                                   15,715  1,700,049       0.2%
    U.S. Bancorp.                                                67,030  3,000,263       0.4%
    Umpqua Holdings Corp.                                         2,385     36,443       0.0%
    Unum Group                                                   16,062    568,595       0.1%
    Validus Holdings, Ltd.                                          613     31,324       0.0%
    Voya Financial, Inc.                                          9,939    303,636       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Financials -- (Continued)
#   Waddell & Reed Financial, Inc. Class A                         4,900 $     77,028       0.0%
    Wells Fargo & Co.                                            191,846    8,826,834       1.0%
    White Mountains Insurance Group, Ltd.                            291      241,449       0.0%
    Willis Towers Watson P.L.C.                                    7,297      918,692       0.1%
    WR Berkley Corp.                                               8,924      509,560       0.1%
    XL Group, Ltd.                                                14,145      490,832       0.1%
    Zions Bancorporation                                          12,036      387,680       0.0%
                                                                         ------------      ----
Total Financials                                                          115,599,590      13.6%
                                                                         ------------      ----
Health Care -- (12.3%)
    Abbott Laboratories                                           56,471    2,215,922       0.3%
    AbbVie, Inc.                                                  66,571    3,713,330       0.4%
*   ABIOMED, Inc.                                                  1,900      199,481       0.0%
#*  Acadia Healthcare Co., Inc.                                    4,761      171,206       0.0%
    Aetna, Inc.                                                   16,018    1,719,532       0.2%
    Agilent Technologies, Inc.                                    14,192      618,345       0.1%
#*  Akorn, Inc.                                                    4,201      100,614       0.0%
*   Alere, Inc.                                                    1,649       73,677       0.0%
*   Alexion Pharmaceuticals, Inc.                                  5,119      668,030       0.1%
*   Align Technology, Inc.                                         3,091      265,579       0.0%
*   Alkermes P.L.C.                                                3,668      184,904       0.0%
*   Allergan P.L.C.                                               12,112    2,530,681       0.3%
#*  Alnylam Pharmaceuticals, Inc.                                  1,785       63,546       0.0%
    AmerisourceBergen Corp.                                        7,997      562,349       0.1%
    Amgen, Inc.                                                   29,359    4,144,316       0.5%
#*  Amsurg Corp.                                                   5,835      348,641       0.0%
    Anthem, Inc.                                                  10,901    1,328,396       0.2%
#*  athenahealth, Inc.                                               841       86,892       0.0%
    Baxter International, Inc.                                    20,028      953,133       0.1%
    Becton Dickinson and Co.                                       7,963    1,337,067       0.2%
*   Bio-Rad Laboratories, Inc. Class A                             1,821      287,864       0.0%
    Bio-Techne Corp.                                               1,453      151,098       0.0%
*   Biogen, Inc.                                                   7,812    2,188,766       0.3%
*   BioMarin Pharmaceutical, Inc.                                  3,654      294,220       0.0%
#*  Bluebird Bio, Inc.                                               688       32,852       0.0%
*   Boston Scientific Corp.                                       25,946      570,812       0.1%
    Bristol-Myers Squibb Co.                                      28,095    1,430,317       0.2%
*   Brookdale Senior Living, Inc.                                  2,883       41,602       0.0%
    Bruker Corp.                                                  10,880      222,931       0.0%
    Cardinal Health, Inc.                                         13,760      945,174       0.1%
*   Celgene Corp.                                                 27,127    2,771,837       0.3%
*   Centene Corp.                                                 14,424      901,212       0.1%
#*  Cerner Corp.                                                   8,611      504,432       0.1%
    Cigna Corp.                                                    7,178      852,962       0.1%
*   Community Health Systems, Inc.                                 9,522       50,276       0.0%
    Cooper Cos., Inc. (The)                                        3,421      602,233       0.1%
    CR Bard, Inc.                                                  2,872      622,305       0.1%
    Danaher Corp.                                                 16,617    1,305,265       0.2%
*   DaVita, Inc.                                                  20,326    1,191,510       0.1%
    DENTSPLY SIRONA, Inc.                                         12,623      726,706       0.1%
#*  DexCom, Inc.                                                   1,448      113,292       0.0%
*   Edwards Lifesciences Corp.                                     6,588      627,309       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
    Eli Lilly & Co.                                               30,898 $ 2,281,508       0.3%
*   Endo International P.L.C.                                      7,804     146,325       0.0%
*   Envision Healthcare Holdings, Inc.                            12,562     248,476       0.0%
*   Express Scripts Holding Co.                                   34,289   2,311,079       0.3%
    Gilead Sciences, Inc.                                         54,053   3,979,922       0.5%
*   HCA Holdings, Inc.                                             9,365     716,704       0.1%
    HealthSouth Corp.                                              5,846     234,717       0.0%
*   Henry Schein, Inc.                                             4,025     600,530       0.1%
*   Hologic, Inc.                                                 17,563     632,444       0.1%
*   Horizon Pharma P.L.C.                                          2,352      39,325       0.0%
    Humana, Inc.                                                   4,332     743,068       0.1%
*   IDEXX Laboratories, Inc.                                       2,958     316,920       0.0%
*   Illumina, Inc.                                                 4,469     608,410       0.1%
*   Incyte Corp.                                                   5,772     501,991       0.1%
*   Intuitive Surgical, Inc.                                         922     619,658       0.1%
*   Jazz Pharmaceuticals P.L.C.                                    2,771     303,341       0.0%
    Johnson & Johnson                                            107,847  12,509,174       1.5%
*   Laboratory Corp. of America Holdings                           9,065   1,136,207       0.1%
*   Mallinckrodt P.L.C.                                            7,863     465,961       0.1%
    McKesson Corp.                                                10,107   1,285,307       0.2%
#*  MEDNAX, Inc.                                                   7,505     459,681       0.1%
    Medtronic P.L.C.                                              40,674   3,336,082       0.4%
    Merck & Co., Inc.                                            119,713   7,029,547       0.8%
*   Mettler-Toledo International, Inc.                               885     357,611       0.0%
#*  Molina Healthcare, Inc.                                        3,700     201,317       0.0%
*   Mylan NV                                                      14,607     533,156       0.1%
*   Neurocrine Biosciences, Inc.                                   3,123     136,694       0.0%
#*  OPKO Health, Inc.                                             29,164     274,725       0.0%
#   Patterson Cos., Inc.                                          11,364     485,356       0.1%
    PerkinElmer, Inc.                                              7,807     397,298       0.1%
#   Perrigo Co. P.L.C.                                             2,233     185,763       0.0%
    Pfizer, Inc.                                                 292,583   9,277,807       1.1%
*   Premier, Inc. Class A                                          2,756      87,751       0.0%
    Quest Diagnostics, Inc.                                       13,944   1,135,599       0.1%
*   Quintiles IMS Holdings, Inc.                                   6,942     498,019       0.1%
*   Quorum Health Corp.                                            3,039      12,278       0.0%
*   Regeneron Pharmaceuticals, Inc.                                2,726     940,525       0.1%
#   ResMed, Inc.                                                   4,833     288,868       0.0%
*   Seattle Genetics, Inc.                                         3,513     181,622       0.0%
    St Jude Medical, Inc.                                         12,265     954,708       0.1%
    STERIS P.L.C.                                                  4,332     289,464       0.0%
    Stryker Corp.                                                 12,171   1,403,925       0.2%
#*  Taro Pharmaceutical Industries, Ltd.                           1,103     111,966       0.0%
#*  Team Health Holdings, Inc.                                     4,061     174,014       0.0%
    Teleflex, Inc.                                                 2,190     313,455       0.0%
*   Tenet Healthcare Corp.                                         6,816     134,343       0.0%
#*  TESARO, Inc.                                                   1,741     210,452       0.0%
    Thermo Fisher Scientific, Inc.                                15,080   2,217,212       0.3%
#*  United Therapeutics Corp.                                      5,770     692,804       0.1%
    UnitedHealth Group, Inc.                                      37,625   5,317,541       0.6%
    Universal Health Services, Inc. Class B                        9,059   1,093,512       0.1%
*   Varian Medical Systems, Inc.                                   3,807     345,409       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------ ------------ ---------------
Health Care -- (Continued)
*   VCA, Inc.                                                     6,133 $    376,934       0.0%
*   Veeva Systems, Inc. Class A                                   4,453      172,999       0.0%
*   Vertex Pharmaceuticals, Inc.                                  4,429      335,984       0.0%
*   Waters Corp.                                                  2,796      389,035       0.0%
*   WellCare Health Plans, Inc.                                   5,047      572,885       0.1%
    West Pharmaceutical Services, Inc.                            3,447      262,075       0.0%
    Zimmer Biomet Holdings, Inc.                                  6,895      726,733       0.1%
    Zoetis, Inc.                                                 18,747      896,107       0.1%
                                                                        ------------      ----
Total Health Care                                                        110,212,939      12.9%
                                                                        ------------      ----
Industrials -- (11.2%)
    3M Co.                                                       24,565    4,060,594       0.5%
#   Acuity Brands, Inc.                                           1,421      317,693       0.0%
*   AECOM                                                        14,215      395,888       0.0%
    AGCO Corp.                                                    7,461      381,108       0.0%
#   Air Lease Corp.                                               3,866      116,985       0.0%
    Alaska Air Group, Inc.                                       12,871      929,544       0.1%
    Allegion P.L.C.                                               3,331      212,651       0.0%
    Allison Transmission Holdings, Inc.                          17,054      499,512       0.1%
    AMERCO                                                        1,383      445,865       0.1%
    American Airlines Group, Inc.                                24,504      994,862       0.1%
    AMETEK, Inc.                                                 18,639      821,980       0.1%
#   AO Smith Corp.                                                6,158      278,157       0.0%
    Arconic, Inc.                                                24,660      708,235       0.1%
*   Avis Budget Group, Inc.                                      12,341      399,355       0.1%
    B/E Aerospace, Inc.                                           7,130      424,378       0.1%
*   Babcock & Wilcox Enterprises, Inc.                            1,255       19,754       0.0%
    Boeing Co. (The)                                             23,780    3,386,985       0.4%
    BWX Technologies, Inc.                                        2,510       98,442       0.0%
    Carlisle Cos., Inc.                                           5,670      594,499       0.1%
#   Caterpillar, Inc.                                            29,680    2,477,093       0.3%
#   CH Robinson Worldwide, Inc.                                   5,161      351,567       0.0%
    Chicago Bridge & Iron Co. NV                                  4,287      137,270       0.0%
    Cintas Corp.                                                  4,228      451,001       0.1%
*   Civeo Corp.                                                   2,890        3,266       0.0%
*   Clean Harbors, Inc.                                           1,175       55,601       0.0%
*   Colfax Corp.                                                  1,340       42,599       0.0%
*   Copart, Inc.                                                  8,538      447,989       0.1%
    Crane Co.                                                     1,416       96,302       0.0%
    CSX Corp.                                                    41,942    1,279,650       0.2%
    Cummins, Inc.                                                 7,384      943,823       0.1%
#   Deere & Co.                                                  13,772    1,216,068       0.1%
    Delta Air Lines, Inc.                                        37,012    1,545,991       0.2%
    Donaldson Co., Inc.                                          10,883      397,447       0.1%
    Dover Corp.                                                  13,489      902,279       0.1%
    Dun & Bradstreet Corp. (The)                                  1,994      248,951       0.0%
    Eaton Corp. P.L.C.                                           17,706    1,129,112       0.1%
    Emerson Electric Co.                                         29,603    1,500,280       0.2%
    Equifax, Inc.                                                 4,059      503,194       0.1%
    Expeditors International of Washington, Inc.                  6,781      349,018       0.0%
    Fastenal Co.                                                 10,609      413,539       0.1%
    FedEx Corp.                                                  12,610    2,198,175       0.3%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    Flowserve Corp.                                               10,823 $  458,354       0.1%
    Fluor Corp.                                                   11,561    601,056       0.1%
    Fortive Corp.                                                 10,926    557,772       0.1%
    Fortune Brands Home & Security, Inc.                           6,749    368,698       0.0%
    General Dynamics Corp.                                        11,298  1,703,061       0.2%
    General Electric Co.                                         230,877  6,718,521       0.8%
*   Genesee & Wyoming, Inc. Class A                                  497     33,766       0.0%
    Graco, Inc.                                                    4,282    320,722       0.0%
*   HD Supply Holdings, Inc.                                       7,368    243,144       0.0%
    HEICO Corp.                                                    2,082    140,660       0.0%
    HEICO Corp. Class A                                            2,449    146,940       0.0%
*   Herc Holdings, Inc.                                            1,880     56,569       0.0%
*   Hertz Global Holdings, Inc.                                    8,641    286,449       0.0%
    Hexcel Corp.                                                   6,951    316,201       0.0%
    Honeywell International, Inc.                                 31,952  3,504,495       0.4%
    Hubbell, Inc.                                                  4,345    454,139       0.1%
    Huntington Ingalls Industries, Inc.                            2,757    444,870       0.1%
    IDEX Corp.                                                     3,711    320,779       0.0%
    Illinois Tool Works, Inc.                                     12,854  1,459,829       0.2%
    Ingersoll-Rand P.L.C.                                         22,484  1,512,948       0.2%
    ITT, Inc.                                                      2,579     90,832       0.0%
*   Jacobs Engineering Group, Inc.                                 6,941    358,017       0.0%
    JB Hunt Transport Services, Inc.                               6,134    500,596       0.1%
*   JetBlue Airways Corp.                                         28,835    504,036       0.1%
    Johnson Controls International P.L.C.                         40,446  1,630,783       0.2%
    Kansas City Southern                                           9,226    809,674       0.1%
    KAR Auction Services, Inc.                                    10,235    435,806       0.1%
    KBR, Inc.                                                      2,124     31,456       0.0%
*   Kirby Corp.                                                    5,215    307,424       0.0%
    L-3 Communications Holdings, Inc.                              4,434    607,192       0.1%
    Lennox International, Inc.                                     1,813    264,499       0.0%
#   Lincoln Electric Holdings, Inc.                                4,410    290,310       0.0%
    Lockheed Martin Corp.                                         11,039  2,719,789       0.3%
*   LSC Communications, Inc.                                         395      9,575       0.0%
    Macquarie Infrastructure Corp.                                 4,573    374,117       0.0%
    ManpowerGroup, Inc.                                            5,706    438,221       0.1%
    Masco Corp.                                                   10,311    318,404       0.0%
*   Middleby Corp. (The)                                           2,081    233,301       0.0%
#   MSC Industrial Direct Co., Inc. Class A                        5,405    393,484       0.0%
    Nielsen Holdings P.L.C.                                       17,176    773,264       0.1%
    Nordson Corp.                                                  4,367    437,268       0.1%
    Norfolk Southern Corp.                                        13,323  1,239,039       0.1%
    Northrop Grumman Corp.                                         6,305  1,443,845       0.2%
#*  Old Dominion Freight Line, Inc.                                8,452    631,195       0.1%
    Orbital ATK, Inc.                                              3,740    278,106       0.0%
    Oshkosh Corp.                                                  2,396    128,186       0.0%
    Owens Corning                                                  9,732    474,727       0.1%
    PACCAR, Inc.                                                  20,111  1,104,496       0.1%
    Parker-Hannifin Corp.                                          9,645  1,183,924       0.1%
#   Pentair P.L.C.                                                12,949    713,878       0.1%
    Pitney Bowes, Inc.                                            13,046    232,741       0.0%
*   Quanta Services, Inc.                                         10,016    287,960       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------ ------------ ---------------
Industrials -- (Continued)
    Raytheon Co.                                                 10,938 $  1,494,240       0.2%
    Republic Services, Inc.                                      29,906    1,573,953       0.2%
    Robert Half International, Inc.                               5,089      190,430       0.0%
    Rockwell Automation, Inc.                                     5,377      643,734       0.1%
    Rockwell Collins, Inc.                                        5,379      453,557       0.1%
#   Rollins, Inc.                                                 5,657      174,349       0.0%
    Roper Technologies, Inc.                                      7,050    1,221,835       0.1%
    RR Donnelley & Sons Co.                                       1,055       18,726       0.0%
    Ryder System, Inc.                                            6,815      472,893       0.1%
#*  Sensata Technologies Holding NV                               9,142      326,644       0.0%
    Snap-on, Inc.                                                 2,847      438,723       0.1%
    Southwest Airlines Co.                                       35,921    1,438,636       0.2%
*   Spirit Aerosystems Holdings, Inc. Class A                    12,597      634,385       0.1%
*   Spirit Airlines, Inc.                                         6,150      294,769       0.0%
    Stanley Black & Decker, Inc.                                  9,297    1,058,370       0.1%
*   Stericycle, Inc.                                              3,255      260,693       0.0%
#*  Swift Transportation Co.                                      5,731      128,260       0.0%
*   Teledyne Technologies, Inc.                                     733       78,929       0.0%
    Terex Corp.                                                   2,690       64,237       0.0%
    Textron, Inc.                                                23,267      932,541       0.1%
    Toro Co. (The)                                                8,011      383,567       0.0%
    TransDigm Group, Inc.                                         1,539      419,316       0.1%
*   TransUnion                                                    4,674      146,016       0.0%
    Trinity Industries, Inc.                                     17,371      370,871       0.0%
    Union Pacific Corp.                                          37,430    3,300,577       0.4%
*   United Continental Holdings, Inc.                            27,065    1,521,865       0.2%
    United Parcel Service, Inc. Class B                          28,060    3,023,746       0.4%
*   United Rentals, Inc.                                         12,501      945,826       0.1%
    United Technologies Corp.                                    36,270    3,706,794       0.4%
*   USG Corp.                                                    13,930      350,757       0.0%
*   Vectrus, Inc.                                                   279        4,679       0.0%
*   Verisk Analytics, Inc.                                        6,312      514,744       0.1%
*   Veritiv Corp.                                                   102        5,503       0.0%
*   WABCO Holdings, Inc.                                          2,175      214,151       0.0%
#   Wabtec Corp.                                                  5,165      399,306       0.1%
    Waste Connections, Inc.                                       1,115       83,859       0.0%
    Waste Management, Inc.                                       20,248    1,329,484       0.2%
    Watsco, Inc.                                                  2,176      298,743       0.0%
#   WW Grainger, Inc.                                             3,341      695,329       0.1%
*   XPO Logistics, Inc.                                           2,144       70,602       0.0%
    Xylem, Inc.                                                  11,734      567,104       0.1%
                                                                        ------------      ----
Total Industrials                                                        100,924,563      11.9%
                                                                        ------------      ----
Information Technology -- (19.9%)
    Accenture P.L.C. Class A                                     24,695    2,870,547       0.3%
    Activision Blizzard, Inc.                                    16,763      723,659       0.1%
*   Adobe Systems, Inc.                                          11,345    1,219,701       0.2%
#*  Advanced Micro Devices, Inc.                                 45,101      326,080       0.0%
#*  Akamai Technologies, Inc.                                    11,725      814,536       0.1%
*   Alliance Data Systems Corp.                                   2,527      516,696       0.1%
*   Alphabet, Inc. Class A                                        9,593    7,769,371       0.9%
*   Alphabet, Inc. Class C                                       10,253    8,043,889       1.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Amdocs, Ltd.                                                  10,127 $   591,923       0.1%
    Amphenol Corp. Class A                                        10,723     706,967       0.1%
    Analog Devices, Inc.                                          10,265     657,986       0.1%
*   ANSYS, Inc.                                                    4,334     395,911       0.1%
    Apple, Inc.                                                  272,646  30,956,227       3.6%
    Applied Materials, Inc.                                       47,748   1,388,512       0.2%
#*  Arista Networks, Inc.                                          3,860     327,135       0.0%
*   ARRIS International P.L.C.                                    12,136     337,138       0.0%
*   Arrow Electronics, Inc.                                        7,538     460,723       0.1%
*   Aspen Technology, Inc.                                         1,797      88,484       0.0%
*   Autodesk, Inc.                                                 3,843     277,772       0.0%
    Automatic Data Processing, Inc.                               16,219   1,412,026       0.2%
    Avnet, Inc.                                                   10,923     458,220       0.1%
#*  Blackhawk Network Holdings, Inc.                               1,128      38,860       0.0%
    Booz Allen Hamilton Holding Corp.                             11,063     337,090       0.0%
    Broadcom, Ltd.                                                11,639   1,981,889       0.2%
    Broadridge Financial Solutions, Inc.                           4,503     291,164       0.0%
    Brocade Communications Systems, Inc.                          27,637     292,952       0.0%
    CA, Inc.                                                      37,119   1,141,038       0.1%
*   Cadence Design Systems, Inc.                                  11,130     284,705       0.0%
    CDK Global, Inc.                                               5,409     295,385       0.0%
    CDW Corp.                                                      9,293     417,349       0.1%
    Cisco Systems, Inc.                                          198,197   6,080,684       0.7%
*   Citrix Systems, Inc.                                           5,557     471,234       0.1%
    Cognex Corp.                                                   3,800     196,080       0.0%
*   Cognizant Technology Solutions Corp. Class A                  21,654   1,111,933       0.1%
*   CommerceHub, Inc. Series A                                       921      13,833       0.0%
*   CommerceHub, Inc. Series C                                     1,843      27,737       0.0%
*   CommScope Holding Co., Inc.                                    8,361     255,429       0.0%
    Computer Sciences Corp.                                       13,785     750,593       0.1%
    Corning, Inc.                                                 27,248     618,802       0.1%
*   CoStar Group, Inc.                                             1,211     226,602       0.0%
*   Cree, Inc.                                                     1,600      35,680       0.0%
    CSRA, Inc.                                                    11,870     297,818       0.0%
#   Cypress Semiconductor Corp.                                    5,982      59,641       0.0%
*   Dell Technologies, Inc.--VMware, Inc. Class V                  7,981     391,787       0.1%
    Dolby Laboratories, Inc. Class A                               4,798     228,337       0.0%
    DST Systems, Inc.                                              2,212     212,706       0.0%
*   eBay, Inc.                                                    37,846   1,078,989       0.1%
*   EchoStar Corp. Class A                                         3,187     148,960       0.0%
*   Electronic Arts, Inc.                                          9,265     727,488       0.1%
#*  EPAM Systems, Inc.                                             1,500      96,555       0.0%
*   Euronet Worldwide, Inc.                                        3,300     262,515       0.0%
*   F5 Networks, Inc.                                              2,424     335,021       0.0%
*   Facebook, Inc. Class A                                        59,975   7,856,125       0.9%
    Fidelity National Information Services, Inc.                  12,532     926,365       0.1%
*   FireEye, Inc.                                                  2,423      28,155       0.0%
#*  First Solar, Inc.                                              8,021     324,770       0.0%
*   Fiserv, Inc.                                                   8,822     868,791       0.1%
*   FleetCor Technologies, Inc.                                    4,613     808,659       0.1%
*   Flex, Ltd.                                                    55,739     790,936       0.1%
    FLIR Systems, Inc.                                            12,328     405,838       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   Fortinet, Inc.                                                 3,563 $   114,230       0.0%
*   Gartner, Inc.                                                  2,563     220,521       0.0%
*   Genpact, Ltd.                                                 11,947     274,662       0.0%
    Global Payments, Inc.                                          6,914     501,403       0.1%
#*  GoDaddy, Inc. Class A                                          1,478      52,898       0.0%
*   Guidewire Software, Inc.                                       3,310     190,160       0.0%
    Harris Corp.                                                   8,783     783,531       0.1%
    Hewlett Packard Enterprise Co.                                56,837   1,277,127       0.2%
    HP, Inc.                                                      57,937     839,507       0.1%
    IAC/InterActiveCorp                                            5,336     343,852       0.0%
    Ingram Micro, Inc. Class A                                     9,662     359,426       0.1%
*   Integrated Device Technology, Inc.                             1,951      40,405       0.0%
    Intel Corp.                                                  250,249   8,726,183       1.0%
    International Business Machines Corp.                         36,994   5,685,608       0.7%
    Intuit, Inc.                                                   9,882   1,074,569       0.1%
*   IPG Photonics Corp.                                            5,452     528,899       0.1%
    Jabil Circuit, Inc.                                           22,733     485,122       0.1%
    Jack Henry & Associates, Inc.                                  4,133     334,856       0.0%
    Juniper Networks, Inc.                                        21,547     567,548       0.1%
*   Keysight Technologies, Inc.                                   18,911     620,281       0.1%
    KLA-Tencor Corp.                                               5,111     383,887       0.1%
    Lam Research Corp.                                            11,599   1,123,479       0.1%
    Leidos Holdings, Inc.                                         10,888     452,614       0.1%
    Linear Technology Corp.                                        8,916     535,495       0.1%
*   LinkedIn Corp. Class A                                         1,419     269,042       0.0%
*   Lumentum Holdings, Inc.                                          523      17,573       0.0%
*   Manhattan Associates, Inc.                                     4,943     250,314       0.0%
    Marvell Technology Group, Ltd.                                28,994     377,792       0.1%
    Mastercard, Inc. Class A                                      39,435   4,220,334       0.5%
    Maxim Integrated Products, Inc.                               10,549     418,057       0.1%
    MAXIMUS, Inc.                                                  4,418     230,001       0.0%
#   Microchip Technology, Inc.                                     8,331     504,442       0.1%
*   Micron Technology, Inc.                                       86,168   1,478,643       0.2%
#*  Microsemi Corp.                                                8,462     356,504       0.0%
    Microsoft Corp.                                              268,968  16,116,563       1.9%
    Motorola Solutions, Inc.                                       4,882     354,336       0.0%
    National Instruments Corp.                                     4,849     136,208       0.0%
*   NCR Corp.                                                      4,771     167,224       0.0%
    NetApp, Inc.                                                  19,765     670,824       0.1%
*   NetSuite, Inc.                                                   974      90,699       0.0%
#*  NeuStar, Inc. Class A                                          1,135      25,481       0.0%
*   Nuance Communications, Inc.                                   13,845     194,107       0.0%
#   NVIDIA Corp.                                                  26,473   1,883,819       0.2%
*   ON Semiconductor Corp.                                        46,835     546,564       0.1%
    Oracle Corp.                                                 121,109   4,653,008       0.6%
#*  Palo Alto Networks, Inc.                                       1,515     233,052       0.0%
    Paychex, Inc.                                                 13,045     720,084       0.1%
*   PayPal Holdings, Inc.                                         32,307   1,345,910       0.2%
*   PTC, Inc.                                                      5,022     238,244       0.0%
*   Qorvo, Inc.                                                    6,373     354,657       0.0%
    QUALCOMM, Inc.                                                57,128   3,925,836       0.5%
*   Rackspace Hosting, Inc.                                       10,039     320,646       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------ ------------ ---------------
Information Technology -- (Continued)
*   Red Hat, Inc.                                                 4,709 $    364,712       0.1%
    Sabre Corp.                                                   9,552      246,728       0.0%
*   salesforce.com, Inc.                                         12,584      945,813       0.1%
#   Seagate Technology P.L.C.                                    12,680      435,051       0.1%
*   ServiceNow, Inc.                                              2,703      237,621       0.0%
    Skyworks Solutions, Inc.                                     12,733      979,677       0.1%
#*  Splunk, Inc.                                                  2,459      148,007       0.0%
    SS&C Technologies Holdings, Inc.                             13,924      444,593       0.1%
#*  SunPower Corp.                                                1,985       14,371       0.0%
    Symantec Corp.                                               29,149      729,599       0.1%
    SYNNEX Corp.                                                  1,400      143,556       0.0%
*   Synopsys, Inc.                                               10,682      633,549       0.1%
#   Syntel, Inc.                                                  4,364       87,716       0.0%
*   Tableau Software, Inc. Class A                                1,131       54,345       0.0%
    TE Connectivity, Ltd.                                        16,265    1,022,581       0.1%
#*  Teradata Corp.                                                2,075       55,942       0.0%
    Teradyne, Inc.                                               14,026      326,666       0.0%
    Texas Instruments, Inc.                                      35,964    2,548,049       0.3%
    Total System Services, Inc.                                   9,744      486,031       0.1%
*   Trimble, Inc.                                                13,773      380,686       0.1%
*   Twitter, Inc.                                                40,102      719,831       0.1%
#*  Tyler Technologies, Inc.                                      1,406      225,522       0.0%
*   Ubiquiti Networks, Inc.                                       3,830      200,807       0.0%
#*  Ultimate Software Group, Inc. (The)                             690      145,583       0.0%
*   Vantiv, Inc. Class A                                          5,248      306,273       0.0%
*   VeriFone Systems, Inc.                                        5,152       79,753       0.0%
#*  VeriSign, Inc.                                                3,210      269,704       0.0%
*   Versum Materials, Inc.                                        4,003       90,868       0.0%
#   Visa, Inc. Class A                                           58,180    4,800,432       0.6%
#*  VMware, Inc. Class A                                          2,035      159,951       0.0%
#   Western Digital Corp.                                        19,645    1,148,054       0.1%
#   Western Union Co. (The)                                      20,433      410,090       0.1%
*   WEX, Inc.                                                     3,891      424,508       0.1%
#*  Workday, Inc. Class A                                         2,115      183,328       0.0%
    Xerox Corp.                                                  48,952      478,261       0.1%
    Xilinx, Inc.                                                 12,433      632,467       0.1%
*   Yahoo!, Inc.                                                 22,399      930,678       0.1%
#*  Zebra Technologies Corp. Class A                                580       38,187       0.0%
#*  Zillow Group, Inc. Class A                                    3,330      109,990       0.0%
#*  Zillow Group, Inc. Class C                                    7,554      252,001       0.0%
*   Zynga, Inc. Class A                                          11,278       31,691       0.0%
                                                                        ------------      ----
Total Information Technology                                             178,601,497      21.0%
                                                                        ------------      ----
Materials -- (3.6%)
*   AdvanSix, Inc.                                                1,171       18,689       0.0%
    Air Products & Chemicals, Inc.                                8,006    1,068,161       0.1%
    Albemarle Corp.                                               9,804      819,124       0.1%
    AptarGroup, Inc.                                              4,766      340,483       0.0%
    Ashland Global Holdings, Inc.                                 4,947      552,728       0.1%
    Avery Dennison Corp.                                          5,381      375,540       0.0%
*   Axalta Coating Systems, Ltd.                                 10,049      252,431       0.0%
    Ball Corp.                                                    7,352      566,619       0.1%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Materials -- (Continued)
    Bemis Co., Inc.                                              10,750 $   523,740       0.1%
*   Berry Plastics Group, Inc.                                    8,264     361,550       0.0%
    Celanese Corp. Series A                                       6,512     474,855       0.1%
#   CF Industries Holdings, Inc.                                 19,398     465,746       0.1%
*   Crown Holdings, Inc.                                          4,894     265,500       0.0%
    Dow Chemical Co. (The)                                       38,041   2,046,986       0.2%
    Eagle Materials, Inc.                                         3,056     247,444       0.0%
    Eastman Chemical Co.                                         14,140   1,016,807       0.1%
    Ecolab, Inc.                                                  9,118   1,041,002       0.1%
    EI du Pont de Nemours & Co.                                  21,745   1,495,839       0.2%
    FMC Corp.                                                     9,280     435,139       0.1%
    Freeport-McMoRan, Inc.                                       81,518     911,371       0.1%
*   GCP Applied Technologies, Inc.                                2,385      61,652       0.0%
    Graphic Packaging Holding Co.                                44,118     551,475       0.1%
    Huntsman Corp.                                               27,597     467,769       0.1%
*   Ingevity Corp.                                                1,509      62,473       0.0%
    International Flavors & Fragrances, Inc.                      2,952     386,063       0.1%
    International Paper Co.                                      26,240   1,181,587       0.1%
    LyondellBasell Industries NV Class A                         16,557   1,317,109       0.2%
    Martin Marietta Materials, Inc.                               4,561     845,518       0.1%
    Monsanto Co.                                                 14,696   1,480,916       0.2%
#   Mosaic Co. (The)                                             23,996     564,626       0.1%
    NewMarket Corp.                                                 794     318,323       0.0%
    Newmont Mining Corp.                                         34,722   1,286,103       0.2%
    Nucor Corp.                                                  23,363   1,141,283       0.1%
    Olin Corp.                                                    9,642     211,449       0.0%
*   Owens-Illinois, Inc.                                          5,872     113,330       0.0%
    Packaging Corp. of America                                    9,543     787,298       0.1%
*   Platform Specialty Products Corp.                             5,743      41,866       0.0%
    PolyOne Corp.                                                 1,543      45,102       0.0%
    PPG Industries, Inc.                                          8,516     793,095       0.1%
    Praxair, Inc.                                                10,756   1,259,097       0.2%
    Reliance Steel & Aluminum Co.                                 6,978     479,947       0.1%
    Royal Gold, Inc.                                              4,778     328,822       0.0%
    RPM International, Inc.                                       7,420     352,747       0.0%
    Scotts Miracle-Gro Co. (The) Class A                          5,656     498,237       0.1%
    Sealed Air Corp.                                              6,654     303,622       0.0%
    Sherwin-Williams Co. (The)                                    3,114     762,494       0.1%
    Sonoco Products Co.                                          11,080     557,213       0.1%
    Southern Copper Corp.                                         4,414     125,313       0.0%
    Steel Dynamics, Inc.                                         13,903     381,776       0.0%
    Valspar Corp. (The)                                           3,319     330,572       0.0%
    Vulcan Materials Co.                                          9,774   1,106,417       0.1%
    Westlake Chemical Corp.                                       6,271     324,775       0.0%
    WestRock Co.                                                 14,274     659,316       0.1%
    WR Grace & Co.                                                4,975     333,126       0.0%
                                                                        -----------       ---
Total Materials                                                          32,740,265       3.8%
                                                                        -----------       ---
Real Estate -- (0.2%)
*   Altisource Portfolio Solutions SA                               400      10,300       0.0%
*   CBRE Group, Inc. Class A                                     24,106     620,971       0.1%
#*  Howard Hughes Corp. (The)                                     2,985     327,842       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Real Estate -- (Continued)
    Jones Lang LaSalle, Inc.                                       3,834 $   371,323       0.1%
#   Realogy Holdings Corp.                                        11,780     269,644       0.0%
                                                                         -----------       ---
Total Real Estate                                                          1,600,080       0.2%
                                                                         -----------       ---
Telecommunication Services -- (3.0%)
    AT&T, Inc.                                                   347,768  12,794,385       1.5%
#   CenturyLink, Inc.                                             52,248   1,388,752       0.2%
#   Frontier Communications Corp.                                 67,799     272,552       0.0%
*   Level 3 Communications, Inc.                                  11,411     640,728       0.1%
*   SBA Communications Corp. Class A                               3,711     420,382       0.1%
#*  Sprint Corp.                                                  54,103     333,275       0.0%
*   T-Mobile US, Inc.                                             15,406     766,140       0.1%
    Telephone & Data Systems, Inc.                                 1,594      41,189       0.0%
*   United States Cellular Corp.                                     389      13,634       0.0%
    Verizon Communications, Inc.                                 202,782   9,753,814       1.1%
    Windstream Holdings, Inc.                                      8,932      70,116       0.0%
*   Zayo Group Holdings, Inc.                                      6,400     205,952       0.0%
                                                                         -----------       ---
Total Telecommunication Services                                          26,700,919       3.1%
                                                                         -----------       ---
Utilities -- (2.5%)
    AES Corp.                                                     20,216     237,942       0.0%
    Alliant Energy Corp.                                           6,530     248,467       0.0%
    Ameren Corp.                                                   6,765     337,912       0.0%
    American Electric Power Co., Inc.                             14,989     971,887       0.1%
    American Water Works Co., Inc.                                 4,965     367,609       0.1%
    Aqua America, Inc.                                             5,943     182,450       0.0%
    Atmos Energy Corp.                                             3,765     280,078       0.0%
    Avangrid, Inc.                                                 3,300     130,053       0.0%
*   Calpine Corp.                                                 37,972     451,867       0.1%
    CenterPoint Energy, Inc.                                      12,333     281,192       0.0%
    CMS Energy Corp.                                               7,873     331,847       0.0%
#   Consolidated Edison, Inc.                                      9,738     735,706       0.1%
#   Dominion Resources, Inc.                                      19,036   1,431,507       0.2%
    DTE Energy Co.                                                 5,476     525,751       0.1%
    Duke Energy Corp.                                             21,268   1,701,865       0.2%
#*  Dynegy, Inc.                                                   3,356      35,741       0.0%
    Edison International                                           9,961     731,934       0.1%
    Entergy Corp.                                                  4,858     357,937       0.1%
    Eversource Energy                                              9,439     519,711       0.1%
    Exelon Corp.                                                  28,044     955,459       0.1%
    FirstEnergy Corp.                                             11,708     401,467       0.1%
    Fortis, Inc.                                                   5,765     189,380       0.0%
    Great Plains Energy, Inc.                                      8,464     240,716       0.0%
#   MDU Resources Group, Inc.                                     11,150     292,242       0.0%
#   National Fuel Gas Co.                                          4,872     255,195       0.0%
    NextEra Energy, Inc.                                          14,268   1,826,304       0.2%
    NiSource, Inc.                                                15,254     354,808       0.1%
    NRG Energy, Inc.                                              18,617     197,899       0.0%
    NRG Yield, Inc. Class A                                        1,335      19,665       0.0%
#   NRG Yield, Inc. Class C                                        1,335      20,559       0.0%
    OGE Energy Corp.                                               5,554     172,396       0.0%
    ONE Gas, Inc.                                                    692      42,406       0.0%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Utilities -- (Continued)
            PG&E Corp.                                                      15,145 $    940,807        0.1%
            Pinnacle West Capital Corp.                                      3,089      235,166        0.0%
            PPL Corp.                                                       19,956      685,289        0.1%
            Public Service Enterprise Group, Inc.                           15,457      650,431        0.1%
            SCANA Corp.                                                      4,004      293,733        0.0%
            Sempra Energy                                                    7,238      775,190        0.1%
            Southern Co. (The)                                              30,029    1,548,596        0.2%
            UGI Corp.                                                       12,840      594,364        0.1%
            Vectren Corp.                                                    4,608      231,828        0.0%
            WEC Energy Group, Inc.                                           9,787      584,480        0.1%
            Westar Energy, Inc.                                              5,228      299,669        0.0%
            Xcel Energy, Inc.                                               15,574      647,100        0.1%
                                                                                   ------------      -----
Total Utilities                                                                      22,316,605        2.6%
                                                                                   ------------      -----
TOTAL COMMON STOCKS                                                                 848,156,779       99.6%
                                                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Community Health Systems, Inc. Contingent Value Rights
              12/31/49                                                       4,045           34        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                         6,868        6,970        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         6,868          335        0.0%
                                                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                                                     7,339        0.0%
                                                                                   ------------      -----
TOTAL INVESTMENT SECURITIES                                                         848,164,118
                                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.260%                                               3,254,122    3,254,122        0.4%
                                                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@        DFA Short Term Investment Fund                               3,978,329   46,037,222        5.4%
                                                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $843,199,221)                                  $897,455,462      105.4%
                                                                                   ============      =====

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------------
                                                LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                              ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                     $127,780,567          --   --    $127,780,567
   Consumer Staples                             78,932,363          --   --      78,932,363
   Energy                                       52,747,391          --   --      52,747,391
   Financials                                  115,599,590          --   --     115,599,590
   Health Care                                 110,212,939          --   --     110,212,939
   Industrials                                 100,924,563          --   --     100,924,563
   Information Technology                      178,601,497          --   --     178,601,497
   Materials                                    32,740,265          --   --      32,740,265
   Real Estate                                   1,600,080          --   --       1,600,080
   Telecommunication Services                   26,700,919          --   --      26,700,919
   Utilities                                    22,316,605          --   --      22,316,605
Rights/Warrants                                         -- $     7,339   --           7,339
Temporary Cash Investments                       3,254,122          --   --       3,254,122
Securities Lending Collateral                           --  46,037,222   --      46,037,222
                                              ------------ -----------   --    ------------
TOTAL                                         $851,410,901 $46,044,561   --    $897,455,462
                                              ============ ===========   ==    ============

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (85.7%)
Consumer Discretionary -- (11.1%)
*   1-800-Flowers.com, Inc. Class A                                381,339 $ 3,641,787       0.1%
    A.H. Belo Corp. Class A                                        101,669     645,598       0.0%
    Aaron's, Inc.                                                  553,140  13,668,089       0.2%
#   Abercrombie & Fitch Co. Class A                                401,257   5,862,365       0.1%
    AMC Entertainment Holdings, Inc. Class A                        11,424     359,285       0.0%
    AMCON Distributing Co.                                             850      78,838       0.0%
#*  America's Car-Mart, Inc.                                        58,650   2,395,852       0.0%
*   American Axle & Manufacturing Holdings, Inc.                    96,393   1,727,363       0.0%
#   American Eagle Outfitters, Inc.                                 99,162   1,689,720       0.0%
*   American Public Education, Inc.                                141,713   2,855,517       0.0%
*   Apollo Education Group, Inc.                                   267,612   2,352,309       0.0%
#   Arctic Cat, Inc.                                               103,322   1,548,797       0.0%
    Ark Restaurants Corp.                                           11,690     240,814       0.0%
#*  Ascena Retail Group, Inc.                                    1,234,660   6,037,487       0.1%
#*  Ascent Capital Group, Inc. Class A                              89,471   1,823,419       0.0%
#*  AutoNation, Inc.                                               244,045  10,706,254       0.1%
*   Ballantyne Strong, Inc.                                         68,354     464,807       0.0%
#*  Barnes & Noble Education, Inc.                                 315,830   2,940,377       0.0%
#   Barnes & Noble, Inc.                                           486,141   5,007,252       0.1%
    Bassett Furniture Industries, Inc.                              51,875   1,190,531       0.0%
    Beasley Broadcast Group, Inc. Class A                           15,520      78,376       0.0%
#*  bebe stores, Inc.                                               26,502      14,046       0.0%
    Bed Bath & Beyond, Inc.                                         11,326     457,797       0.0%
*   Belmond, Ltd. Class A                                          670,427   8,682,030       0.1%
    Big 5 Sporting Goods Corp.                                     169,231   2,623,080       0.0%
#*  Biglari Holdings, Inc.                                           1,788     783,466       0.0%
*   BJ's Restaurants, Inc.                                          11,606     418,977       0.0%
#*  Boot Barn Holdings, Inc.                                        34,971     447,629       0.0%
    Bowl America, Inc. Class A                                      14,589     206,872       0.0%
*   Bravo Brio Restaurant Group, Inc.                               10,400      46,800       0.0%
*   Bridgepoint Education, Inc.                                    175,216   1,184,460       0.0%
*   Build-A-Bear Workshop, Inc.                                    135,569   1,830,181       0.0%
#*  Cabela's, Inc.                                                  34,108   2,101,394       0.0%
#   Cable One, Inc.                                                  1,321     761,874       0.0%
#*  Caesars Entertainment Corp.                                      6,596      46,832       0.0%
*   CafePress, Inc.                                                  2,300       7,084       0.0%
#   CalAtlantic Group, Inc.                                        950,452  30,718,609       0.4%
    Caleres, Inc.                                                  394,697   9,871,372       0.1%
    Callaway Golf Co.                                            1,036,176  10,579,357       0.1%
*   Cambium Learning Group, Inc.                                    40,900     211,862       0.0%
    Canterbury Park Holding Corp.                                    9,680     104,302       0.0%
*   Career Education Corp.                                         619,914   4,457,182       0.1%
#*  Carmike Cinemas, Inc.                                          180,323   5,887,546       0.1%
#   Carriage Services, Inc.                                        112,851   2,667,798       0.0%
    Cato Corp. (The) Class A                                       145,670   4,322,029       0.1%
#*  Cavco Industries, Inc.                                          92,648   8,560,675       0.1%
*   Century Casinos, Inc.                                            4,989      31,630       0.0%
*   Century Communities, Inc.                                       36,025     709,693       0.0%
*   Charles & Colvard, Ltd.                                         35,582      41,987       0.0%
#*  Chegg, Inc.                                                     15,435     102,643       0.0%
    Chico's FAS, Inc.                                              748,322   8,732,918       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Children's Place, Inc. (The)                                 123,450 $ 9,376,027       0.1%
*   Christopher & Banks Corp.                                    192,272     246,108       0.0%
    Citi Trends, Inc.                                            122,920   2,441,191       0.0%
    Columbia Sportswear Co.                                       33,726   1,910,241       0.0%
#*  Conn's, Inc.                                                 100,646     956,137       0.0%
#*  Container Store Group, Inc. (The)                             20,360      99,357       0.0%
    Cooper Tire & Rubber Co.                                     444,051  16,318,874       0.2%
*   Cooper-Standard Holding, Inc.                                114,118  10,415,550       0.1%
    Core-Mark Holding Co., Inc.                                  239,860   8,479,051       0.1%
    CSS Industries, Inc.                                          17,513     439,576       0.0%
    Culp, Inc.                                                    50,497   1,413,916       0.0%
*   Cumulus Media, Inc. Class A                                   72,756     100,403       0.0%
    Dana, Inc.                                                   121,537   1,881,393       0.0%
*   Deckers Outdoor Corp.                                        377,961  19,725,785       0.3%
#*  Del Frisco's Restaurant Group, Inc.                          137,785   1,970,325       0.0%
#*  Del Taco Restaurants, Inc.                                    60,106     806,021       0.0%
#*  Delta Apparel, Inc.                                           33,047     545,276       0.0%
    Destination Maternity Corp.                                   15,574     105,747       0.0%
#*  Destination XL Group, Inc.                                    13,396      54,254       0.0%
#   DeVry Education Group, Inc.                                  414,032   9,398,526       0.1%
#   Dillard's, Inc. Class A                                      253,009  15,509,452       0.2%
*   Dixie Group, Inc. (The)                                       47,282     189,128       0.0%
    Dover Motorsports, Inc.                                       16,790      40,296       0.0%
#   DSW, Inc. Class A                                            779,463  16,189,447       0.2%
#*  El Pollo Loco Holdings, Inc.                                  16,010     195,322       0.0%
*   Eldorado Resorts, Inc.                                        23,251     281,337       0.0%
*   Emerson Radio Corp.                                           89,291      89,014       0.0%
*   Emmis Communications Corp. Class A                             3,854      13,104       0.0%
    Entercom Communications Corp. Class A                         98,191   1,296,121       0.0%
#   Escalade, Inc.                                                 9,081     110,334       0.0%
#   Ethan Allen Interiors, Inc.                                  257,517   7,905,772       0.1%
*   EVINE Live, Inc.                                              57,166     122,907       0.0%
#*  EW Scripps Co. (The) Class A                                 621,597   8,242,376       0.1%
*   Express, Inc.                                                761,861   9,157,569       0.1%
*   Federal-Mogul Holdings Corp.                                 234,945   2,175,591       0.0%
*   Fiesta Restaurant Group, Inc.                                  7,300     192,720       0.0%
#   Finish Line, Inc. (The) Class A                              370,059   7,286,462       0.1%
    Flanigan's Enterprises, Inc.                                   2,074      48,169       0.0%
    Flexsteel Industries, Inc.                                    34,262   1,435,578       0.0%
#*  Fossil Group, Inc.                                           112,800   3,076,056       0.1%
#   Fred's, Inc. Class A                                         267,215   2,439,673       0.0%
*   FTD Cos., Inc.                                               249,325   5,016,419       0.1%
#*  G-III Apparel Group, Ltd.                                    176,610   4,613,053       0.1%
#   GameStop Corp. Class A                                       910,512  21,897,814       0.3%
*   Gaming Partners International Corp.                           15,922     165,430       0.0%
    Gannett Co., Inc.                                            713,229   5,541,789       0.1%
#*  Genesco, Inc.                                                169,974   9,144,601       0.1%
#   Gentex Corp.                                                  64,665   1,093,485       0.0%
*   Gentherm, Inc.                                                 6,210     174,812       0.0%
*   Global Eagle Entertainment, Inc.                              23,607     190,036       0.0%
    Graham Holdings Co. Class B                                   45,371  21,551,225       0.3%
*   Grand Canyon Education, Inc.                                   1,123      49,008       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Gray Television, Inc.                                          390,365 $ 3,474,248       0.1%
*   Green Brick Partners, Inc.                                      78,472     600,311       0.0%
#   Group 1 Automotive, Inc.                                       165,440   9,971,069       0.1%
#   Guess?, Inc.                                                   658,304   8,887,104       0.1%
    Harman International Industries, Inc.                           99,159   7,903,964       0.1%
    Harte-Hanks, Inc.                                              325,974     459,623       0.0%
    Haverty Furniture Cos., Inc.                                   117,055   2,077,726       0.0%
    Haverty Furniture Cos., Inc. Class A                               844      14,981       0.0%
*   Helen of Troy, Ltd.                                            161,060  13,126,390       0.2%
#*  Hemisphere Media Group, Inc.                                     1,861      21,774       0.0%
#*  hhgregg, Inc.                                                  125,798     213,857       0.0%
    Hooker Furniture Corp.                                          68,884   1,811,649       0.0%
*   Horizon Global Corp.                                            27,857     558,254       0.0%
*   Houghton Mifflin Harcourt Co.                                  124,581   1,575,950       0.0%
*   Iconix Brand Group, Inc.                                       315,585   2,486,810       0.0%
    ILG, Inc.                                                      106,486   1,744,241       0.0%
*   Insignia Systems, Inc.                                           3,334       7,268       0.0%
    International Game Technology P.L.C.                           435,348  12,503,195       0.2%
    International Speedway Corp. Class A                           128,222   4,218,504       0.1%
*   Intrawest Resorts Holdings, Inc.                                71,164   1,167,801       0.0%
#*  iRobot Corp.                                                     2,744     139,121       0.0%
*   J Alexander's Holdings, Inc.                                     8,195      73,755       0.0%
#*  JAKKS Pacific, Inc.                                             54,360     364,212       0.0%
#*  JC Penney Co., Inc.                                          1,314,190  11,288,892       0.2%
    John Wiley & Sons, Inc. Class A                                116,837   6,028,789       0.1%
    Johnson Outdoors, Inc. Class A                                  32,169   1,157,441       0.0%
*   K12, Inc.                                                      209,444   2,270,373       0.0%
#   KB Home                                                         47,947     697,149       0.0%
*   Kirkland's, Inc.                                               114,732   1,400,878       0.0%
#*  Kona Grill, Inc.                                                 6,959      74,809       0.0%
*   La Quinta Holdings, Inc.                                       384,087   3,844,711       0.1%
    La-Z-Boy, Inc.                                                 511,910  11,978,694       0.2%
*   Lakeland Industries, Inc.                                       27,901     276,220       0.0%
#*  Lands' End, Inc.                                                 2,034      31,730       0.0%
    Lennar Corp. Class B                                            32,138   1,077,266       0.0%
#*  LGI Homes, Inc.                                                 38,288   1,139,451       0.0%
    Libbey, Inc.                                                    18,175     290,982       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                     488,862  10,852,736       0.1%
*   Liberty Ventures Series A                                      329,803  13,159,140       0.2%
    Lifetime Brands, Inc.                                           68,430     968,284       0.0%
*   Lincoln Educational Services Corp.                              11,206      17,705       0.0%
#   Lithia Motors, Inc. Class A                                     19,484   1,671,338       0.0%
#*  Loral Space & Communications, Inc.                               4,977     193,108       0.0%
*   Luby's, Inc.                                                   143,405     600,867       0.0%
*   M/I Homes, Inc.                                                154,973   3,333,469       0.1%
#*  Madison Square Garden Co. (The) Class A                        138,585  22,934,432       0.3%
    Marcus Corp. (The)                                             106,855   2,831,657       0.0%
*   MarineMax, Inc.                                                239,634   4,780,698       0.1%
#   Marriott Vacations Worldwide Corp.                             249,544  15,866,008       0.2%
#*  McClatchy Co. (The) Class A                                     31,647     446,223       0.0%
#   MDC Holdings, Inc.                                             277,275   6,574,190       0.1%
*   Media General, Inc.                                            654,085  11,021,332       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Meredith Corp.                                                 276,775 $12,551,746       0.2%
#*  Meritage Homes Corp.                                           267,052   8,265,259       0.1%
*   Modine Manufacturing Co.                                       307,701   3,369,326       0.1%
*   Monarch Casino & Resort, Inc.                                   13,813     326,677       0.0%
#*  Motorcar Parts of America, Inc.                                 75,929   1,992,377       0.0%
    Movado Group, Inc.                                              89,034   1,963,200       0.0%
*   MSG Networks, Inc. Class A                                     315,119   6,018,773       0.1%
#   NACCO Industries, Inc. Class A                                  39,737   2,906,762       0.0%
*   New Home Co., Inc. (The)                                         8,398      84,148       0.0%
    New Media Investment Group, Inc.                                53,464     769,882       0.0%
*   New York & Co., Inc.                                           236,502     520,304       0.0%
#   New York Times Co. (The) Class A                               902,479   9,837,021       0.1%
    Office Depot, Inc.                                           2,008,915   6,328,082       0.1%
#*  Ollie's Bargain Outlet Holdings, Inc.                           60,001   1,641,027       0.0%
#*  Overstock.com, Inc.                                             20,576     301,438       0.0%
    P&F Industries, Inc. Class A                                     1,458      11,737       0.0%
#*  Papa Murphy's Holdings, Inc.                                     9,379      52,147       0.0%
#*  Party City Holdco, Inc.                                         49,122     798,232       0.0%
#   Penske Automotive Group, Inc.                                  670,459  30,003,040       0.4%
*   Perfumania Holdings, Inc.                                       13,797      27,594       0.0%
*   Perry Ellis International, Inc.                                 97,306   1,808,919       0.0%
#   Pier 1 Imports, Inc.                                           498,037   2,146,539       0.0%
*   Potbelly Corp.                                                  40,013     522,170       0.0%
    PulteGroup, Inc.                                             2,619,087  48,715,018       0.6%
#*  Radio One, Inc. Class D                                         26,961      67,403       0.0%
    RCI Hospitality Holdings, Inc.                                  69,237     803,842       0.0%
*   Reading International, Inc. Class A                             46,811     617,437       0.0%
*   Red Lion Hotels Corp.                                           98,848     830,323       0.0%
#*  Red Robin Gourmet Burgers, Inc.                                 65,029   2,991,334       0.1%
*   Regis Corp.                                                    298,372   3,783,357       0.1%
#   Rent-A-Center, Inc.                                            481,290   4,856,216       0.1%
    Rocky Brands, Inc.                                              47,189     504,922       0.0%
*   Ruby Tuesday, Inc.                                             428,101   1,271,460       0.0%
#   Saga Communications, Inc. Class A                               16,855     707,910       0.0%
    Salem Media Group, Inc.                                         59,503     324,291       0.0%
    Scholastic Corp.                                               184,437   7,054,715       0.1%
*   Sears Hometown and Outlet Stores, Inc.                          16,932      82,120       0.0%
*   Sequential Brands Group, Inc.                                   12,895      92,844       0.0%
*   Shiloh Industries, Inc.                                         82,564     577,122       0.0%
    Shoe Carnival, Inc.                                            109,362   2,774,514       0.0%
    Signet Jewelers, Ltd.                                            7,520     611,075       0.0%
#   Sinclair Broadcast Group, Inc. Class A                          51,130   1,283,363       0.0%
*   Skechers U.S.A., Inc. Class A                                   63,907   1,343,964       0.0%
#*  Skyline Corp.                                                   27,646     319,864       0.0%
#   Sonic Automotive, Inc. Class A                                 290,097   5,192,736       0.1%
#   Sotheby's                                                      217,281   7,796,042       0.1%
*   Spanish Broadcasting System, Inc. Class A                       16,642      56,583       0.0%
    Spartan Motors, Inc.                                           245,797   2,101,564       0.0%
    Speedway Motorsports, Inc.                                     212,022   3,988,134       0.1%
#   Stage Stores, Inc.                                             183,777     935,425       0.0%
    Standard Motor Products, Inc.                                  193,628   9,468,409       0.1%
    Stanley Furniture Co., Inc.                                     49,285      68,013       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Staples, Inc.                                                1,721,315 $   12,737,731       0.2%
*   Stoneridge, Inc.                                               117,023      1,734,281       0.0%
    Strattec Security Corp.                                         15,987        567,539       0.0%
    Superior Industries International, Inc.                        152,979      3,747,985       0.1%
    Superior Uniform Group, Inc.                                    21,358        379,959       0.0%
*   Sypris Solutions, Inc.                                          58,417         57,833       0.0%
    Tailored Brands, Inc.                                           78,420      1,239,036       0.0%
*   Tandy Leather Factory, Inc.                                     74,640        552,336       0.0%
*   Taylor Morrison Home Corp. Class A                               5,160         88,030       0.0%
    TEGNA, Inc.                                                    834,052     16,364,100       0.2%
    Thor Industries, Inc.                                           71,265      5,652,027       0.1%
*   Tilly's, Inc. Class A                                           77,421        718,467       0.0%
    Time, Inc.                                                     901,455     11,718,915       0.2%
#*  Toll Brothers, Inc.                                          1,825,686     50,096,824       0.6%
*   TopBuild Corp.                                                 111,549      3,360,971       0.1%
    Tower International, Inc.                                       34,271        743,681       0.0%
*   Townsquare Media, Inc. Class A                                   2,484         20,816       0.0%
*   Trans World Entertainment Corp.                                 56,939        222,062       0.0%
*   TRI Pointe Group, Inc.                                       1,094,318     11,851,464       0.2%
#*  Tuesday Morning Corp.                                          314,382      1,556,191       0.0%
*   UCP, Inc. Class A                                               30,399        276,631       0.0%
*   Unifi, Inc.                                                     96,247      2,767,101       0.0%
*   Universal Electronics, Inc.                                     73,900      5,184,085       0.1%
    Universal Technical Institute, Inc.                             28,919         43,957       0.0%
#*  Vera Bradley, Inc.                                             276,813      3,700,990       0.1%
*   Vince Holding Corp.                                             33,193        180,902       0.0%
*   Vista Outdoor, Inc.                                            196,160      7,585,507       0.1%
    Visteon Corp.                                                   26,531      1,873,354       0.0%
#*  Vitamin Shoppe, Inc.                                           246,816      6,182,741       0.1%
*   VOXX International Corp.                                       117,735        482,714       0.0%
*   WCI Communities, Inc.                                          104,245      2,413,272       0.0%
#   Wendy's Co. (The)                                            2,467,549     26,748,231       0.3%
*   West Marine, Inc.                                              137,545      1,100,360       0.0%
#   Weyco Group, Inc.                                               28,786        728,574       0.0%
#*  William Lyon Homes Class A                                     174,459      3,115,838       0.1%
#   Winnebago Industries, Inc.                                     258,259      7,295,817       0.1%
    Wolverine World Wide, Inc.                                     615,752     13,146,305       0.2%
*   ZAGG, Inc.                                                     393,209      2,555,858       0.0%
#*  Zumiez, Inc.                                                   193,895      4,314,164       0.1%
                                                                           --------------      ----
Total Consumer Discretionary                                                1,028,828,248      12.8%
                                                                           --------------      ----
Consumer Staples -- (2.4%)
#   Alico, Inc.                                                     20,116        526,033       0.0%
*   Alliance One International, Inc.                                50,946        756,548       0.0%
    Andersons, Inc. (The)                                          187,535      7,135,707       0.1%
*   Bridgford Foods Corp.                                            1,048         11,947       0.0%
*   CCA Industries, Inc.                                            20,184         60,552       0.0%
#*  Central Garden & Pet Co.                                        79,373      1,930,351       0.0%
*   Central Garden & Pet Co. Class A                               198,504      4,633,083       0.1%
#*  Chefs' Warehouse, Inc. (The)                                    45,193        515,200       0.0%
#*  Craft Brew Alliance, Inc.                                       88,617      1,422,303       0.0%
*   Darling Ingredients, Inc.                                    1,044,198     14,201,093       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#   Dean Foods Co.                                                 728,184 $ 13,296,640       0.2%
    Energizer Holdings, Inc.                                        35,839    1,666,872       0.0%
#*  Female Health Co. (The)                                          8,542        8,115       0.0%
    Fresh Del Monte Produce, Inc.                                  319,974   19,310,431       0.3%
    Ingles Markets, Inc. Class A                                   105,595    4,171,003       0.1%
    Ingredion, Inc.                                                308,331   40,443,777       0.5%
    Inter Parfums, Inc.                                            177,298    5,779,915       0.1%
#   John B. Sanfilippo & Son, Inc.                                  45,418    2,301,784       0.0%
*   Landec Corp.                                                   155,894    2,065,596       0.0%
#   Limoneira Co.                                                   16,887      332,505       0.0%
    Mannatech, Inc.                                                  5,132       88,784       0.0%
#   MGP Ingredients, Inc.                                           71,435    2,515,226       0.0%
*   Natural Alternatives International, Inc.                        29,487      371,536       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                         3,904       46,380       0.0%
    Nature's Sunshine Products, Inc.                                 1,777       22,301       0.0%
*   Nutraceutical International Corp.                               63,120    1,817,856       0.0%
    Oil-Dri Corp. of America                                        24,282      819,760       0.0%
*   Omega Protein Corp.                                            132,200    2,948,060       0.0%
#   Orchids Paper Products Co.                                      61,584    1,580,246       0.0%
*   Post Holdings, Inc.                                            452,753   34,513,361       0.4%
#   Sanderson Farms, Inc.                                          111,082    9,995,158       0.1%
*   Seaboard Corp.                                                   1,723    5,832,355       0.1%
*   Seneca Foods Corp. Class A                                      43,038    1,265,317       0.0%
*   Seneca Foods Corp. Class B                                         189        6,237       0.0%
#*  Smart & Final Stores, Inc.                                      15,729      188,748       0.0%
#   Snyder's-Lance, Inc.                                           463,459   16,485,237       0.2%
    SpartanNash Co.                                                196,611    5,505,108       0.1%
#*  TreeHouse Foods, Inc.                                           19,365    1,694,050       0.0%
#*  United Natural Foods, Inc.                                     196,057    8,183,419       0.1%
#   Universal Corp.                                                130,206    7,057,165       0.1%
    Village Super Market, Inc. Class A                              26,209      783,649       0.0%
    Weis Markets, Inc.                                              91,174    5,072,010       0.1%
                                                                           ------------       ---
Total Consumer Staples                                                      227,361,418       2.8%
                                                                           ------------       ---
Energy -- (7.0%)
#*  Abraxas Petroleum Corp.                                         24,369       39,478       0.0%
    Adams Resources & Energy, Inc.                                  18,736      684,613       0.0%
#   Alon USA Energy, Inc.                                          348,861    2,811,820       0.0%
#*  Approach Resources, Inc.                                        28,800       82,080       0.0%
    Archrock, Inc.                                                 372,488    4,320,861       0.1%
#   Atwood Oceanics, Inc.                                          288,585    2,201,904       0.0%
*   Barnwell Industries, Inc.                                       21,188       33,901       0.0%
*   Bill Barrett Corp.                                             259,577    1,347,205       0.0%
#   Bristow Group, Inc.                                            214,425    2,146,394       0.0%
*   Callon Petroleum Co.                                           566,167    7,354,509       0.1%
#*  Clayton Williams Energy, Inc.                                   65,029    5,677,682       0.1%
*   Clean Energy Fuels Corp.                                       131,989      542,475       0.0%
#*  Cloud Peak Energy, Inc.                                        410,043    2,525,865       0.0%
#   CONSOL Energy, Inc.                                          2,053,549   34,807,656       0.4%
*   Contango Oil & Gas Co.                                         145,323    1,137,879       0.0%
#   CVR Energy, Inc.                                               243,334    3,226,609       0.0%
*   Dawson Geophysical Co.                                         121,075      793,041       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Energy -- (Continued)
    Delek US Holdings, Inc.                                        390,223 $ 6,594,769       0.1%
#*  Denbury Resources, Inc.                                      1,119,658   2,675,983       0.0%
#   DHT Holdings, Inc.                                             781,813   3,181,979       0.0%
#   Diamond Offshore Drilling, Inc.                              1,048,155  17,284,076       0.2%
#*  Dorian LPG, Ltd.                                                63,483     357,409       0.0%
#*  Dril-Quip, Inc.                                                138,055   6,557,612       0.1%
*   Eclipse Resources Corp.                                          4,588      12,571       0.0%
*   ENGlobal Corp.                                                  46,727      66,820       0.0%
#   EnLink Midstream LLC                                           174,763   2,665,136       0.0%
#*  EP Energy Corp. Class A                                        128,146     456,200       0.0%
*   Era Group, Inc.                                                129,454     977,378       0.0%
*   Exterran Corp.                                                 191,883   3,033,670       0.0%
*   FMC Technologies, Inc.                                         693,305  22,372,952       0.3%
#*  Forum Energy Technologies, Inc.                                582,359  10,482,462       0.1%
#   GasLog, Ltd.                                                   316,516   4,858,521       0.1%
#*  Gastar Exploration, Inc.                                       162,780     175,802       0.0%
#*  Geospace Technologies Corp.                                     13,960     257,283       0.0%
    Green Plains, Inc.                                             209,866   5,456,516       0.1%
    Gulf Island Fabrication, Inc.                                   84,278     842,780       0.0%
#*  Gulfmark Offshore, Inc. Class A                                154,301     177,446       0.0%
#*  Gulfport Energy Corp.                                           10,354     249,635       0.0%
    Hallador Energy Co.                                             15,105     133,528       0.0%
*   Helix Energy Solutions Group, Inc.                             862,946   7,524,889       0.1%
#   Helmerich & Payne, Inc.                                        981,328  61,931,610       0.8%
#   HollyFrontier Corp.                                            657,185  16,396,766       0.2%
#*  Hornbeck Offshore Services, Inc.                               198,042     786,227       0.0%
*   ION Geophysical Corp.                                           13,798      81,408       0.0%
#*  Jones Energy, Inc. Class A                                      29,854     122,401       0.0%
#*  Kosmos Energy, Ltd.                                            339,474   1,768,660       0.0%
#*  Matador Resources Co.                                           40,300     878,943       0.0%
*   Matrix Service Co.                                             302,667   5,357,206       0.1%
#*  McDermott International, Inc.                                  655,632   3,369,948       0.0%
*   Mitcham Industries, Inc.                                        90,708     268,496       0.0%
#   Murphy Oil Corp.                                               158,054   4,088,857       0.1%
#   Nabors Industries, Ltd.                                      2,649,417  31,528,062       0.4%
*   Natural Gas Services Group, Inc.                                75,324   1,634,531       0.0%
*   Newfield Exploration Co.                                       305,356  12,394,400       0.2%
#*  Newpark Resources, Inc.                                        744,841   4,692,498       0.1%
#   Noble Corp. P.L.C.                                           1,809,386   8,938,367       0.1%
#   Nordic American Tankers, Ltd.                                    3,000      24,510       0.0%
#*  Northern Oil and Gas, Inc.                                     164,823     346,128       0.0%
#*  Oasis Petroleum, Inc.                                        1,205,104  12,641,541       0.2%
#   Oceaneering International, Inc.                                256,933   6,115,005       0.1%
*   Oil States International, Inc.                                 372,994  10,910,074       0.1%
    Overseas Shipholding Group, Inc. Class A                        29,207     255,853       0.0%
*   Pacific Ethanol, Inc.                                           30,622     228,134       0.0%
    Panhandle Oil and Gas, Inc. Class A                             42,628     767,304       0.0%
*   Par Pacific Holdings, Inc.                                      12,701     161,811       0.0%
*   Parker Drilling Co.                                            746,864   1,493,728       0.0%
#   Patterson-UTI Energy, Inc.                                   1,467,463  32,988,568       0.4%
#   PBF Energy, Inc. Class A                                       518,276  11,298,417       0.1%
#*  PDC Energy, Inc.                                               127,549   7,822,580       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
*   PHI, Inc. Non-Voting                                            80,926 $  1,260,827       0.0%
*   Pioneer Energy Services Corp.                                  559,533    1,986,342       0.0%
*   PrimeEnergy Corp.                                                  148        8,214       0.0%
    QEP Resources, Inc.                                            812,383   13,054,995       0.2%
    Range Resources Corp.                                          194,448    6,570,398       0.1%
#*  Renewable Energy Group, Inc.                                   368,877    3,227,674       0.0%
#*  REX American Resources Corp.                                    43,736    3,454,707       0.1%
*   Rice Energy, Inc.                                              406,880    8,987,979       0.1%
*   RigNet, Inc.                                                     4,757       71,355       0.0%
*   Ring Energy, Inc.                                               53,736      495,983       0.0%
#   Rowan Cos. P.L.C. Class A                                    1,195,078   15,858,685       0.2%
*   RSP Permian, Inc.                                              542,693   19,591,217       0.3%
#   Scorpio Tankers, Inc.                                        1,233,765    4,725,320       0.1%
#*  SEACOR Holdings, Inc.                                          108,828    5,366,309       0.1%
#   SemGroup Corp. Class A                                         257,493    8,304,149       0.1%
#   Ship Finance International, Ltd.                               271,698    3,436,980       0.1%
    SM Energy Co.                                                  201,416    6,773,620       0.1%
#*  Southwestern Energy Co.                                        318,595    3,310,202       0.0%
#   Superior Energy Services, Inc.                               1,077,530   15,257,825       0.2%
#*  Synergy Resources Corp.                                      1,154,739    7,898,415       0.1%
    Targa Resources Corp.                                          126,730    5,563,447       0.1%
#   Teekay Corp.                                                    43,011      280,862       0.0%
#   Teekay Tankers, Ltd. Class A                                   569,560    1,213,163       0.0%
#   Tesco Corp.                                                    299,233    2,049,746       0.0%
*   TETRA Technologies, Inc.                                       338,138    1,842,852       0.0%
#   Tidewater, Inc.                                                259,954      449,720       0.0%
#*  Transocean, Ltd.                                             3,859,284   37,087,719       0.5%
#*  Unit Corp.                                                     363,358    6,224,322       0.1%
*   Vaalco Energy, Inc.                                            334,154      263,982       0.0%
#   Western Refining, Inc.                                         638,807   18,429,582       0.2%
#*  Whiting Petroleum Corp.                                      1,402,551   11,557,020       0.2%
#*  Willbros Group, Inc.                                           373,010      566,975       0.0%
    World Fuel Services Corp.                                       25,423    1,023,276       0.0%
*   WPX Energy, Inc.                                             2,495,721   27,103,530       0.3%
                                                                           ------------       ---
Total Energy                                                                648,718,814       8.0%
                                                                           ------------       ---
Financials -- (23.5%)
#   1st Constitution Bancorp                                         1,062       14,337       0.0%
    1st Source Corp.                                               115,481    3,991,023       0.1%
    A-Mark Precious Metals, Inc.                                     3,647       55,617       0.0%
#   Access National Corp.                                           10,670      251,492       0.0%
    Allied World Assurance Co. Holdings AG                         916,893   39,408,061       0.5%
#*  Ambac Financial Group, Inc.                                    252,781    4,663,809       0.1%
    American Equity Investment Life Holding Co.                    529,416    9,492,429       0.1%
    American Financial Group, Inc.                                 410,982   30,618,159       0.4%
    American National Bankshares, Inc.                              26,472      716,068       0.0%
#   American National Insurance Co.                                 78,426    9,188,390       0.1%
*   American River Bankshares                                        7,244       88,594       0.0%
    AmeriServ Financial, Inc.                                       36,909      119,954       0.0%
*   Anchor Bancorp, Inc.                                             1,550       38,363       0.0%
*   Arch Capital Group, Ltd.                                        40,423    3,151,781       0.0%
    Argo Group International Holdings, Ltd.                        194,526   10,815,646       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#   Arrow Financial Corp.                                            2,297 $    72,585       0.0%
    Aspen Insurance Holdings, Ltd.                                 480,007  23,160,338       0.3%
#   Associated Banc-Corp                                         1,167,971  23,709,811       0.3%
    Assurant, Inc.                                                 690,273  55,580,782       0.7%
    Assured Guaranty, Ltd.                                       1,411,615  42,193,172       0.5%
*   Asta Funding, Inc.                                              60,415     592,067       0.0%
    Astoria Financial Corp.                                        591,172   8,648,846       0.1%
    Atlantic American Corp.                                            864       3,283       0.0%
*   Atlantic Coast Financial Corp.                                   7,633      49,004       0.0%
*   Atlanticus Holdings Corp.                                       64,328     221,932       0.0%
*   Atlas Financial Holdings, Inc.                                   9,298     159,461       0.0%
    Auburn National Bancorporation, Inc.                               692      19,203       0.0%
    Axis Capital Holdings, Ltd.                                    833,379  47,477,602       0.6%
    Baldwin & Lyons, Inc. Class A                                      453      10,852       0.0%
    Baldwin & Lyons, Inc. Class B                                   29,551     726,955       0.0%
#   Banc of California, Inc.                                       234,771   3,122,454       0.0%
    BancFirst Corp.                                                 48,604   3,484,907       0.1%
    Bancorp of New Jersey, Inc.                                        500       5,650       0.0%
*   Bancorp, Inc. (The)                                            236,741   1,474,896       0.0%
#   BancorpSouth, Inc.                                             748,249  17,583,851       0.2%
    Bank Mutual Corp.                                              257,544   2,008,843       0.0%
    Bank of Commerce Holdings                                       13,201      96,367       0.0%
#   Bank of Marin Bancorp                                            4,896     248,472       0.0%
    BankFinancial Corp.                                            116,939   1,469,923       0.0%
    Banner Corp.                                                    96,444   4,353,482       0.1%
#   Bar Harbor Bankshares                                           14,404     523,585       0.0%
    BCB Bancorp, Inc.                                                8,412      99,262       0.0%
    Bear State Financial, Inc.                                       4,812      42,538       0.0%
    Beneficial Bancorp, Inc.                                       387,159   5,613,805       0.1%
    Berkshire Hills Bancorp, Inc.                                  207,967   6,145,425       0.1%
#   Blue Hills Bancorp, Inc.                                        18,642     289,883       0.0%
#   BNC Bancorp                                                     80,631   2,007,712       0.0%
#   BOK Financial Corp.                                            373,323  26,513,399       0.3%
    Boston Private Financial Holdings, Inc.                        759,875   9,992,356       0.1%
#   Bridge Bancorp, Inc.                                            20,705     570,423       0.0%
    Brookline Bancorp, Inc.                                        475,395   6,085,056       0.1%
    Bryn Mawr Bank Corp.                                            80,564   2,529,710       0.0%
*   BSB Bancorp, Inc.                                                3,348      82,026       0.0%
    C&F Financial Corp.                                              7,164     299,455       0.0%
    Calamos Asset Management, Inc. Class A                          91,324     589,953       0.0%
#   California First National Bancorp                                4,450      62,745       0.0%
    Camden National Corp.                                           39,532   1,305,347       0.0%
#   Capital Bank Financial Corp. Class A                           153,366   5,022,736       0.1%
    Capital City Bank Group, Inc.                                   71,468   1,074,879       0.0%
    Capitol Federal Financial, Inc.                              1,173,804  17,219,705       0.2%
    Cardinal Financial Corp.                                       241,171   6,337,974       0.1%
*   Carolina Bank Holdings, Inc.                                       600      11,994       0.0%
*   Cascade Bancorp                                                187,917   1,148,173       0.0%
    Cathay General Bancorp                                         357,084  10,694,666       0.1%
    CenterState Banks, Inc.                                        295,552   5,520,911       0.1%
    Central Pacific Financial Corp.                                206,075   5,281,702       0.1%
    Century Bancorp, Inc. Class A                                    4,650     210,878       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
           Charter Financial Corp.                                          8,359 $   105,741       0.0%
           Chemical Financial Corp.                                       377,302  16,205,121       0.2%
#          Chemung Financial Corp.                                            681      19,409       0.0%
#          Citizens & Northern Corp.                                        7,202     150,666       0.0%
           Citizens Community Bancorp, Inc.                                 6,617      71,794       0.0%
           Citizens Holding Co.                                             1,603      37,029       0.0%
#*         Citizens, Inc.                                                  90,495     704,051       0.0%
#          City Holding Co.                                                81,860   4,278,822       0.1%
#          Clifton Bancorp, Inc.                                           85,068   1,300,690       0.0%
           CNB Financial Corp.                                             20,173     394,382       0.0%
           CNO Financial Group, Inc.                                    1,174,038  17,704,493       0.2%
           CoBiz Financial, Inc.                                          155,029   1,971,969       0.0%
           Codorus Valley Bancorp, Inc.                                     5,571     116,440       0.0%
           Columbia Banking System, Inc.                                  477,962  15,782,305       0.2%
#          Community Bank System, Inc.                                    304,969  14,367,090       0.2%
           Community Trust Bancorp, Inc.                                   89,292   3,263,623       0.0%
           Community West Bancshares                                        5,040      41,076       0.0%
(degrees)* CommunityOne Bancorp                                               490       6,913       0.0%
           ConnectOne Bancorp, Inc.                                       101,331   1,859,424       0.0%
*          Consumer Portfolio Services, Inc.                              177,797     796,531       0.0%
#*         Cowen Group, Inc. Class A                                      492,486   1,600,580       0.0%
*          CU Bancorp                                                       9,663     227,081       0.0%
*          Customers Bancorp, Inc.                                        194,288   5,259,376       0.1%
#          CVB Financial Corp.                                            149,985   2,516,748       0.0%
           Dime Community Bancshares, Inc.                                270,061   4,374,988       0.1%
           Donegal Group, Inc. Class A                                     96,307   1,449,420       0.0%
           Eagle Bancorp Montana, Inc.                                        600       9,360       0.0%
           EMC Insurance Group, Inc.                                       93,473   2,276,068       0.0%
#*         Emergent Capital, Inc.                                           5,841      16,180       0.0%
           Employers Holdings, Inc.                                       210,121   6,587,293       0.1%
#*         Encore Capital Group, Inc.                                     149,597   2,969,500       0.0%
           Endurance Specialty Holdings, Ltd.                             556,970  51,213,391       0.6%
*          Enova International, Inc.                                       98,348     924,471       0.0%
*          Enstar Group, Ltd.                                              34,415   5,802,369       0.1%
#          Enterprise Bancorp, Inc.                                         8,287     216,291       0.0%
           Enterprise Financial Services Corp.                             94,431   3,125,666       0.0%
           ESSA Bancorp, Inc.                                              34,394     463,631       0.0%
           Evans Bancorp, Inc.                                                615      16,728       0.0%
           EverBank Financial Corp.                                       557,378  10,762,969       0.1%
#*         Ezcorp, Inc. Class A                                           339,134   3,306,556       0.1%
           Farmers Capital Bank Corp.                                      11,212     352,057       0.0%
           Farmers National Banc Corp.                                     11,328     118,944       0.0%
#          FBL Financial Group, Inc. Class A                              134,590   8,519,547       0.1%
*          FCB Financial Holdings, Inc. Class A                            82,323   3,070,648       0.0%
#          Federal Agricultural Mortgage Corp. Class A                        300      14,247       0.0%
           Federal Agricultural Mortgage Corp. Class C                     65,632   2,679,755       0.0%
           Federated National Holding Co.                                  89,189   1,597,375       0.0%
#          Fidelity & Guaranty Life                                        35,572     786,141       0.0%
           Fidelity Southern Corp.                                        127,301   2,320,697       0.0%
           Financial Institutions, Inc.                                    54,778   1,470,789       0.0%
*          First Acceptance Corp.                                          86,504      74,393       0.0%
           First American Financial Corp.                                 391,086  15,275,819       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#*  First BanCorp(318672706)                                       667,715 $ 3,425,378       0.1%
#   First Bancorp(318910106)                                        78,611   1,554,139       0.0%
    First Bancorp, Inc.                                             32,893     778,577       0.0%
    First Bancshares, Inc. (The)                                     1,637      35,196       0.0%
    First Busey Corp.                                              104,576   2,416,751       0.0%
    First Business Financial Services, Inc.                         13,636     257,039       0.0%
    First Citizens BancShares, Inc. Class A                         23,661   6,885,351       0.1%
    First Commonwealth Financial Corp.                             533,796   5,423,367       0.1%
    First Community Bancshares, Inc.                                65,894   1,492,499       0.0%
    First Connecticut Bancorp., Inc.                                19,431     344,900       0.0%
    First Defiance Financial Corp.                                  48,297   1,906,766       0.0%
    First Financial Bancorp                                        438,593   9,429,749       0.1%
    First Financial Corp.                                           42,280   1,695,428       0.0%
    First Financial Northwest, Inc.                                 99,309   1,579,013       0.0%
*   First Foundation, Inc.                                           3,818      94,457       0.0%
#   First Horizon National Corp.                                    41,606     641,148       0.0%
    First Interstate BancSystem, Inc. Class A                      165,264   5,271,922       0.1%
    First Merchants Corp.                                          237,317   6,680,474       0.1%
    First Mid-Illinois Bancshares, Inc.                                412      10,914       0.0%
    First Midwest Bancorp, Inc.                                    607,692  11,734,533       0.2%
#*  First NBC Bank Holding Co.                                      98,583     532,348       0.0%
    First South Bancorp, Inc.                                        6,484      62,895       0.0%
*   First United Corp.                                               5,808      67,954       0.0%
    FirstCash, Inc.                                                135,536   6,397,299       0.1%
*   Flagstar Bancorp, Inc.                                         249,034   6,831,003       0.1%
    Flushing Financial Corp.                                       178,637   3,826,405       0.1%
#   FNB Corp.                                                    1,464,532  19,141,433       0.2%
*   FNFV Group                                                      14,924     179,834       0.0%
#   Fulton Financial Corp.                                       1,615,637  24,072,991       0.3%
    Gain Capital Holdings, Inc.                                    241,802   1,112,289       0.0%
*   Genworth Financial, Inc. Class A                               548,416   2,270,442       0.0%
    German American Bancorp, Inc.                                   28,313   1,102,225       0.0%
    Glacier Bancorp, Inc.                                          187,359   5,294,765       0.1%
*   Global Indemnity P.L.C.                                         83,895   2,520,206       0.0%
    Great Southern Bancorp, Inc.                                    65,344   2,701,974       0.0%
    Great Western Bancorp, Inc.                                     43,031   1,387,319       0.0%
#*  Green Bancorp, Inc.                                              3,399      35,180       0.0%
*   Green Dot Corp. Class A                                        445,667   9,893,807       0.1%
#*  Greenlight Capital Re, Ltd. Class A                            246,346   4,902,285       0.1%
    Guaranty Bancorp                                                49,157     933,983       0.0%
    Guaranty Federal Bancshares, Inc.                                  348       5,766       0.0%
*   Hallmark Financial Services, Inc.                              110,274   1,142,439       0.0%
#   Hancock Holding Co.                                            677,310  22,723,750       0.3%
    Hanmi Financial Corp.                                          276,306   6,907,650       0.1%
    Hanover Insurance Group, Inc. (The)                            268,594  20,464,177       0.3%
    Hawthorn Bancshares, Inc.                                          601       8,684       0.0%
#   HCI Group, Inc.                                                 67,617   1,833,097       0.0%
    Heartland Financial USA, Inc.                                   96,422   3,611,004       0.1%
    Heritage Commerce Corp.                                        113,475   1,231,204       0.0%
    Heritage Financial Corp.                                       101,816   1,873,414       0.0%
#   Heritage Insurance Holdings, Inc.                               31,900     376,101       0.0%
    Heritage Oaks Bancorp                                            4,575      36,371       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
*   Hilltop Holdings, Inc.                                         734,484 $18,141,755       0.2%
    Hingham Institution for Savings                                  1,458     209,150       0.0%
*   HMN Financial, Inc.                                              4,634      68,120       0.0%
    Home Bancorp, Inc.                                              12,610     362,033       0.0%
*   HomeStreet, Inc.                                               136,757   3,767,655       0.1%
*   HomeTrust Bancshares, Inc.                                      45,628     848,681       0.0%
    Hope Bancorp, Inc.                                             957,438  15,453,049       0.2%
    HopFed Bancorp, Inc.                                            11,678     132,896       0.0%
    Horace Mann Educators Corp.                                    199,944   7,187,987       0.1%
    Horizon Bancorp                                                 31,617     916,893       0.0%
    Iberiabank Corp.                                               343,095  22,524,187       0.3%
    Independence Holding Co.                                        63,757   1,118,935       0.0%
    Independent Bank Corp.(453836108)                              192,595  10,621,614       0.1%
    Independent Bank Corp.(453838609)                               24,000     403,200       0.0%
    Independent Bank Group, Inc.                                    16,901     816,318       0.0%
    Infinity Property & Casualty Corp.                              14,000   1,147,300       0.0%
    International Bancshares Corp.                                 445,307  13,737,721       0.2%
*   INTL. FCStone, Inc.                                            103,495   3,715,470       0.1%
    Investment Technology Group, Inc.                              184,878   2,830,482       0.0%
#   Investors Bancorp, Inc.                                      3,372,014  41,340,892       0.5%
    Investors Title Co.                                              6,047     580,512       0.0%
    James River Group Holdings, Ltd.                                10,303     387,805       0.0%
#   Janus Capital Group, Inc.                                      754,394   9,671,331       0.1%
*   KCG Holdings, Inc. Class A                                     510,675   6,516,213       0.1%
#   Kearny Financial Corp.                                         114,444   1,596,494       0.0%
#   Kemper Corp.                                                   320,067  12,018,516       0.2%
#   Kentucky First Federal Bancorp                                   2,420      19,663       0.0%
    Kingstone Cos., Inc.                                             2,456      25,297       0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                     60,133     122,671       0.0%
    Lake Shore Bancorp, Inc.                                           406       5,595       0.0%
    Lake Sunapee Bank Group                                          6,518     118,758       0.0%
    Lakeland Bancorp, Inc.                                         189,885   2,686,873       0.0%
    Landmark Bancorp, Inc.                                           1,177      31,191       0.0%
    LCNB Corp.                                                       1,207      20,760       0.0%
    LegacyTexas Financial Group, Inc.                              311,784  10,666,131       0.1%
    Legg Mason, Inc.                                               786,909  22,600,026       0.3%
    Leucadia National Corp.                                          4,400      82,148       0.0%
    Macatawa Bank Corp.                                            161,923   1,316,434       0.0%
    Mackinac Financial Corp.                                        27,138     313,715       0.0%
    Maiden Holdings, Ltd.                                          475,159   6,485,920       0.1%
    MainSource Financial Group, Inc.                               153,075   3,820,752       0.1%
*   Malvern Bancorp, Inc.                                              500       8,850       0.0%
    Marlin Business Services Corp.                                  60,697   1,062,198       0.0%
    MB Financial, Inc.                                             410,230  14,928,270       0.2%
#*  MBIA, Inc.                                                     868,994   6,691,254       0.1%
#   MBT Financial Corp.                                             82,669     727,487       0.0%
    Mercantile Bank Corp.                                           49,382   1,358,993       0.0%
    Merchants Bancshares, Inc.                                      26,807   1,152,701       0.0%
#   Mercury General Corp.                                           28,035   1,527,066       0.0%
    Meridian Bancorp, Inc.                                         256,556   4,092,068       0.1%
    Meta Financial Group, Inc.                                      41,153   3,014,457       0.0%
    Mid Penn Bancorp, Inc.                                             106       1,961       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Middleburg Financial Corp.                                       1,531 $    46,420       0.0%
#   MidSouth Bancorp, Inc.                                          30,007     307,572       0.0%
    MidWestOne Financial Group, Inc.                                 9,552     277,772       0.0%
    MutualFirst Financial, Inc.                                      7,316     200,093       0.0%
    Nasdaq, Inc.                                                     3,327     212,828       0.0%
    National Bank Holdings Corp. Class A                           205,906   5,011,752       0.1%
    National General Holdings Corp.                                147,930   3,039,961       0.0%
    National Interstate Corp.                                       88,751   2,875,532       0.0%
    National Security Group, Inc. (The)                              2,423      41,239       0.0%
    National Western Life Group, Inc. Class A                        6,075   1,308,555       0.0%
    Navient Corp.                                                1,900,513  24,288,556       0.3%
    Navigators Group, Inc. (The)                                    72,846   6,789,247       0.1%
#   NBT Bancorp, Inc.                                              265,930   8,964,500       0.1%
    Nelnet, Inc. Class A                                           208,391   8,164,759       0.1%
#   New York Community Bancorp, Inc.                                65,369     938,699       0.0%
#*  NewStar Financial, Inc.                                        260,251   2,532,242       0.0%
*   Nicholas Financial, Inc.                                        12,795     123,088       0.0%
*   NMI Holdings, Inc. Class A                                     149,702   1,145,220       0.0%
    Northeast Bancorp                                                5,243      58,722       0.0%
    Northeast Community Bancorp, Inc.                               12,202      88,465       0.0%
    Northfield Bancorp, Inc.                                       316,179   5,201,145       0.1%
    Northrim BanCorp, Inc.                                          27,584     677,187       0.0%
#   Northwest Bancshares, Inc.                                     780,279  12,281,591       0.2%
#   Norwood Financial Corp.                                            368      10,672       0.0%
    Ocean Shore Holding Co.                                          6,734     162,289       0.0%
    OFG Bancorp                                                    323,058   3,440,568       0.1%
#   Ohio Valley Banc Corp.                                           2,740      66,171       0.0%
    Old Line Bancshares, Inc.                                        3,500      68,898       0.0%
    Old National Bancorp.                                          941,691  13,842,858       0.2%
    Old Republic International Corp.                             1,651,907  27,851,152       0.4%
    Old Second Bancorp, Inc.                                        78,742     610,251       0.0%
    OneBeacon Insurance Group, Ltd. Class A                        154,773   2,126,581       0.0%
    Oppenheimer Holdings, Inc. Class A                              34,677     485,478       0.0%
    Opus Bank                                                       80,977   1,623,589       0.0%
    Oritani Financial Corp.                                        349,464   5,469,112       0.1%
    Orrstown Financial Services, Inc.                                  573      11,976       0.0%
    Pacific Continental Corp.                                       74,161   1,271,861       0.0%
*   Pacific Mercantile Bancorp                                      55,278     309,557       0.0%
*   Pacific Premier Bancorp, Inc.                                   11,529     298,025       0.0%
#   PacWest Bancorp                                              1,062,252  46,091,114       0.6%
    Park Sterling Corp.                                            196,940   1,695,653       0.0%
    Peapack Gladstone Financial Corp.                               44,800     947,520       0.0%
#   Penns Woods Bancorp, Inc.                                        7,848     333,540       0.0%
#   People's United Financial, Inc.                              3,573,174  58,028,346       0.7%
    People's Utah Bancorp                                              423       8,481       0.0%
    Peoples Bancorp of North Carolina, Inc.                          2,810      58,308       0.0%
    Peoples Bancorp, Inc.                                           99,937   2,475,439       0.0%
    Peoples Financial Services Corp.                                 1,269      50,557       0.0%
*   PHH Corp.                                                      475,357   6,902,184       0.1%
*   PICO Holdings, Inc.                                            126,357   1,528,920       0.0%
#   Pinnacle Financial Partners, Inc.                              230,062  11,871,199       0.2%
#*  Piper Jaffray Cos.                                              60,533   3,423,141       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Popular, Inc.                                                  523,448 $19,001,162       0.2%
#*  PRA Group, Inc.                                                  4,661     148,686       0.0%
    Preferred Bank                                                  57,086   2,164,701       0.0%
    Premier Financial Bancorp, Inc.                                 22,515     378,702       0.0%
#   Primerica, Inc.                                                191,508  10,475,488       0.1%
    PrivateBancorp, Inc.                                           293,571  13,281,152       0.2%
    ProAssurance Corp.                                             203,963  10,871,228       0.1%
#   Prosperity Bancshares, Inc.                                    566,971  31,449,881       0.4%
    Provident Financial Holdings, Inc.                              41,632     794,339       0.0%
    Provident Financial Services, Inc.                             332,870   7,552,820       0.1%
    Prudential Bancorp, Inc.                                         4,416      65,136       0.0%
    QCR Holdings, Inc.                                              13,050     424,125       0.0%
*   Regional Management Corp.                                       55,643   1,239,170       0.0%
    Reinsurance Group of America, Inc.                             529,505  57,112,409       0.7%
#   RenaissanceRe Holdings, Ltd.                                   413,158  51,351,408       0.6%
    Renasant Corp.                                                 263,554   8,892,312       0.1%
    Republic Bancorp, Inc. Class A                                  34,617   1,095,282       0.0%
#*  Republic First Bancorp, Inc.                                     2,800      11,060       0.0%
    Riverview Bancorp, Inc.                                         63,127     330,154       0.0%
#   RLI Corp.                                                       40,057   2,232,777       0.0%
    S&T Bancorp, Inc.                                              185,458   5,821,527       0.1%
*   Safeguard Scientifics, Inc.                                     91,860   1,083,948       0.0%
    Safety Insurance Group, Inc.                                   139,191   9,423,231       0.1%
    Sandy Spring Bancorp, Inc.                                     131,721   4,175,556       0.1%
*   Santander Consumer USA Holdings, Inc.                          121,417   1,481,287       0.0%
*   Seacoast Banking Corp. of Florida                              166,749   2,903,100       0.0%
*   Security National Financial Corp. Class A                       24,507     153,169       0.0%
*   Select Bancorp, Inc.                                               700       5,670       0.0%
#   Selective Insurance Group, Inc.                                345,408  12,762,826       0.2%
    Shore Bancshares, Inc.                                           5,813      74,232       0.0%
    SI Financial Group, Inc.                                        11,828     154,355       0.0%
    Sierra Bancorp                                                  41,775     746,102       0.0%
    Simmons First National Corp. Class A                            84,145   4,152,556       0.1%
    South State Corp.                                              186,725  13,696,279       0.2%
#*  Southern First Bancshares, Inc.                                  3,747      99,483       0.0%
    Southern Missouri Bancorp, Inc.                                  2,186      53,754       0.0%
    Southern National Bancorp of Virginia, Inc.                      2,149      28,195       0.0%
#   Southside Bancshares, Inc.                                     118,322   3,859,664       0.1%
    Southwest Bancorp, Inc.                                        116,316   2,169,293       0.0%
    Southwest Georgia Financial Corp.                                2,355      37,751       0.0%
#   State Auto Financial Corp.                                     152,408   3,490,143       0.1%
    State Bank Financial Corp.                                     144,730   3,191,296       0.0%
    State National Cos., Inc.                                       12,141     124,202       0.0%
#   Sterling Bancorp                                             1,175,763  21,163,734       0.3%
    Stewart Information Services Corp.                             159,886   7,186,876       0.1%
#*  Stifel Financial Corp.                                         205,248   8,033,407       0.1%
    Stonegate Bank                                                  10,920     378,269       0.0%
    Suffolk Bancorp                                                 91,874   3,307,464       0.1%
#   Summit Financial Group, Inc.                                     2,750      54,368       0.0%
    Summit State Bank                                                2,721      35,917       0.0%
#   Sun Bancorp, Inc.                                               37,663     866,249       0.0%
    Sussex Bancorp                                                     639      10,639       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Financials -- (Continued)
    Synovus Financial Corp.                                        526,947 $   17,426,137       0.2%
    TCF Financial Corp.                                          1,487,994     21,278,314       0.3%
    Territorial Bancorp, Inc.                                       33,226        947,606       0.0%
*   Texas Capital Bancshares, Inc.                                 184,081     10,916,003       0.1%
    TheStreet, Inc.                                                116,295        122,110       0.0%
#*  Third Point Reinsurance, Ltd.                                   19,405        228,009       0.0%
    Timberland Bancorp, Inc.                                        12,743        209,750       0.0%
    Tiptree Financial, Inc. Class A                                278,398      1,614,708       0.0%
#   Tompkins Financial Corp.                                        17,477      1,385,577       0.0%
    Towne Bank                                                     196,662      4,877,218       0.1%
    Trico Bancshares                                               145,178      3,821,085       0.1%
*   TriState Capital Holdings, Inc.                                 37,265        657,727       0.0%
    TrustCo Bank Corp. NY                                          742,487      5,197,409       0.1%
#   Trustmark Corp.                                                515,552     14,270,479       0.2%
    Two River Bancorp                                                1,955         23,030       0.0%
#   UMB Financial Corp.                                            258,264     16,025,281       0.2%
    Umpqua Holdings Corp.                                        2,309,943     35,295,929       0.4%
    Union Bankshares Corp.                                         293,140      8,187,400       0.1%
    United Bancshares, Inc.                                            466          9,087       0.0%
#   United Bankshares, Inc.                                        308,543     11,632,071       0.2%
    United Community Bancorp                                         1,645         25,991       0.0%
    United Community Banks, Inc.                                   424,978      9,166,775       0.1%
    United Community Financial Corp.                               164,567      1,209,567       0.0%
    United Financial Bancorp, Inc.                                 292,736      4,306,147       0.1%
    United Fire Group, Inc.                                        125,128      4,945,059       0.1%
#   United Insurance Holdings Corp.                                 82,365      1,194,293       0.0%
*   United Security Bancshares                                       2,246         13,927       0.0%
    Unity Bancorp, Inc.                                             11,377        139,937       0.0%
#   Univest Corp. of Pennsylvania                                   79,387      1,885,441       0.0%
    Validus Holdings, Ltd.                                         731,070     37,357,677       0.5%
#   Valley National Bancorp                                      1,766,459     17,417,286       0.2%
*   Veritex Holdings, Inc.                                             694         12,235       0.0%
#   Virtus Investment Partners, Inc.                                60,629      6,505,492       0.1%
*   Walker & Dunlop, Inc.                                          270,826      6,518,782       0.1%
    Washington Federal, Inc.                                       683,710     18,631,097       0.2%
    Washington Trust Bancorp, Inc.                                  80,992      3,717,533       0.1%
    WashingtonFirst Bankshares, Inc.                                 3,828         93,595       0.0%
    Waterstone Financial, Inc.                                     140,030      2,373,509       0.0%
    Wayne Savings Bancshares, Inc.                                     520          7,618       0.0%
#   Webster Financial Corp.                                        381,929     15,429,932       0.2%
    WesBanco, Inc.                                                 248,920      8,191,957       0.1%
    West Bancorporation, Inc.                                       47,087        908,779       0.0%
#   Western New England Bancorp, Inc.                              137,994      1,090,153       0.0%
    White Mountains Insurance Group, Ltd.                           11,692      9,701,086       0.1%
    Wintrust Financial Corp.                                       420,283     22,674,268       0.3%
#   WR Berkley Corp.                                               503,536     28,751,906       0.4%
    WSFS Financial Corp.                                           129,303      4,532,070       0.1%
    WVS Financial Corp.                                                111          1,360       0.0%
    Yadkin Financial Corp.                                           6,769        187,772       0.0%
#   Zions Bancorporation                                         2,055,260     66,199,925       0.8%
                                                                           --------------      ----
Total Financials                                                            2,189,626,967      27.1%
                                                                           --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (4.1%)
*   Acadia Healthcare Co., Inc.                                   35,649 $ 1,281,938       0.0%
#   Aceto Corp.                                                  176,628   3,237,591       0.0%
*   Achillion Pharmaceuticals, Inc.                               24,548     154,161       0.0%
#*  Acorda Therapeutics, Inc.                                    164,599   2,913,402       0.0%
*   Addus HomeCare Corp.                                         144,245   3,649,399       0.1%
#*  Adverum Biotechnologies, Inc.                                  7,806      23,028       0.0%
#*  Air Methods Corp.                                            323,753   8,563,267       0.1%
*   Albany Molecular Research, Inc.                              132,273   2,062,136       0.0%
*   Alere, Inc.                                                  361,163  16,136,763       0.2%
#*  Allied Healthcare Products, Inc.                               2,597       3,090       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        780,745   9,376,747       0.1%
*   Almost Family, Inc.                                           74,418   2,920,907       0.0%
#*  Amedisys, Inc.                                                88,980   3,849,275       0.1%
*   American Shared Hospital Services                              4,548      13,303       0.0%
#*  Amphastar Pharmaceuticals, Inc.                               54,333     985,601       0.0%
#*  Amsurg Corp.                                                 314,515  18,792,271       0.2%
#   Analogic Corp.                                               125,248  10,251,549       0.1%
*   AngioDynamics, Inc.                                          220,420   3,513,495       0.1%
*   Anika Therapeutics, Inc.                                      10,408     461,699       0.0%
#*  Aptevo Therapeutics, Inc.                                    172,894     382,096       0.0%
#*  Aratana Therapeutics, Inc.                                    15,372     124,513       0.0%
*   Arrhythmia Research Technology, Inc.                             600       2,490       0.0%
*   Aviragen Therapeutics, Inc.                                    4,190       5,279       0.0%
#*  Bio-Rad Laboratories, Inc. Class A                            44,104   6,971,960       0.1%
#*  BioScrip, Inc.                                               196,200     527,778       0.0%
#*  Brookdale Senior Living, Inc.                                798,156  11,517,391       0.2%
*   Caladrius Biosciences, Inc.                                    2,030       8,343       0.0%
#*  Cara Therapeutics, Inc.                                        6,245      43,653       0.0%
*   Catalyst Biosciences, Inc.                                     4,640       3,341       0.0%
#*  Chimerix, Inc.                                                43,106     174,579       0.0%
#*  Community Health Systems, Inc.                               622,823   3,288,505       0.0%
*   Concert Pharmaceuticals, Inc.                                 10,719      82,751       0.0%
#   CONMED Corp.                                                 169,792   6,791,680       0.1%
*   Cross Country Healthcare, Inc.                               135,052   1,508,531       0.0%
    CryoLife, Inc.                                               237,194   4,032,298       0.1%
#*  Cumberland Pharmaceuticals, Inc.                              90,380     429,305       0.0%
*   Cutera, Inc.                                                  59,774     783,039       0.0%
#*  Cyclacel Pharmaceuticals, Inc.                                 4,240      16,706       0.0%
*   Cynosure, Inc. Class A                                       177,594   7,574,384       0.1%
*   Derma Sciences, Inc.                                           7,113      31,653       0.0%
#*  Dicerna Pharmaceuticals, Inc.                                  4,954      15,407       0.0%
    Digirad Corp.                                                 90,381     397,676       0.0%
*   Electromed, Inc.                                              24,884     101,278       0.0%
*   Emergent BioSolutions, Inc.                                  359,288   9,600,175       0.1%
*   Enanta Pharmaceuticals, Inc.                                   3,028      71,219       0.0%
    Ensign Group, Inc. (The)                                      16,001     295,539       0.0%
*   Enzo Biochem, Inc.                                           118,070     720,227       0.0%
*   Esperion Therapeutics, Inc.                                    7,397      76,189       0.0%
*   Exactech, Inc.                                                58,043   1,401,738       0.0%
*   Five Star Quality Care, Inc.                                 279,841     783,555       0.0%
#*  Genesis Healthcare, Inc.                                      11,744      30,769       0.0%
#*  Globus Medical, Inc. Class A                                  39,350     870,816       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Health Care -- (Continued)
*          Haemonetics Corp.                                            416,441 $13,913,294       0.2%
#*         Halyard Health, Inc.                                         380,708  12,315,904       0.2%
*          Hanger, Inc.                                                 203,498   1,627,984       0.0%
*          Harvard Bioscience, Inc.                                     184,929     443,830       0.0%
*          HealthStream, Inc.                                            22,665     611,275       0.0%
*          Healthways, Inc.                                             305,728   7,582,054       0.1%
*          HMS Holdings Corp.                                           317,043   6,680,096       0.1%
*          Icad, Inc.                                                     4,000      15,080       0.0%
*          Ignyta, Inc.                                                   4,053      20,265       0.0%
*          Impax Laboratories, Inc.                                     145,823   2,931,042       0.0%
#*         InfuSystems Holdings, Inc.                                    17,749      45,260       0.0%
*          Integer Holdings Corp.                                       232,884   5,135,092       0.1%
#*         Integra LifeSciences Holdings Corp.                           50,372   4,005,078       0.1%
*          Interpace Diagnostics Group, Inc.                              7,394         943       0.0%
*          Intra-Cellular Therapies, Inc.                                11,622     144,113       0.0%
#          Invacare Corp.                                               220,996   2,022,113       0.0%
*          Juniper Pharmaceuticals, Inc.                                  1,600       9,040       0.0%
#*         K2M Group Holdings, Inc.                                       9,540     162,848       0.0%
*          Karyopharm Therapeutics, Inc.                                  6,749      48,863       0.0%
           Kewaunee Scientific Corp.                                      9,303     205,131       0.0%
*          Kindred Biosciences, Inc.                                      2,800      15,120       0.0%
#          Kindred Healthcare, Inc.                                     592,067   5,831,860       0.1%
           LeMaitre Vascular, Inc.                                       28,093     588,267       0.0%
*          LHC Group, Inc.                                              162,978   5,585,256       0.1%
*          LifePoint Health, Inc.                                       435,950  26,091,608       0.3%
#*         Luminex Corp.                                                240,406   5,007,657       0.1%
*          Magellan Health, Inc.                                        192,741   9,916,524       0.1%
(degrees)* Medcath Corp.                                                103,153          --       0.0%
#*         MediciNova, Inc.                                               7,192      48,834       0.0%
*          Merit Medical Systems, Inc.                                  354,711   7,785,906       0.1%
*          Mirati Therapeutics, Inc.                                      2,400      12,120       0.0%
*          Misonix, Inc.                                                  4,641      28,542       0.0%
#*         Molina Healthcare, Inc.                                      333,464  18,143,776       0.2%
*          Myriad Genetics, Inc.                                         30,605     603,225       0.0%
           National HealthCare Corp.                                     34,956   2,261,653       0.0%
*          Nuvectra Corp.                                                74,611     400,661       0.0%
*          Omnicell, Inc.                                               213,577   6,967,950       0.1%
*          OraSure Technologies, Inc.                                   247,793   1,860,925       0.0%
*          Orthofix International NV                                     36,894   1,352,165       0.0%
           Owens & Minor, Inc.                                          363,740  11,803,363       0.2%
*          PharMerica Corp.                                             186,106   4,429,323       0.1%
*          Prestige Brands Holdings, Inc.                               280,085  12,682,249       0.2%
*          Providence Service Corp. (The)                               147,050   5,950,378       0.1%
*          PTC Therapeutics, Inc.                                        44,083     273,755       0.0%
#*         Quorum Health Corp.                                          151,327     611,361       0.0%
*          RTI Surgical, Inc.                                           363,354     926,553       0.0%
*          SciClone Pharmaceuticals, Inc.                               464,595   4,158,125       0.1%
*          SeaSpine Holdings Corp.                                       57,594     536,200       0.0%
#*         Select Medical Holdings Corp.                                796,912  10,359,856       0.1%
           Span-America Medical Systems, Inc.                             7,621     139,541       0.0%
*          Spectrum Pharmaceuticals, Inc.                               134,284     475,365       0.0%
#*         Stemline Therapeutics, Inc.                                    7,200      82,080       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
    Teleflex, Inc.                                                  12,606 $  1,804,297       0.0%
*   Tetraphase Pharmaceuticals, Inc.                                 4,894       17,129       0.0%
#*  Triple-S Management Corp. Class B                              122,302    2,529,205       0.0%
#*  United Therapeutics Corp.                                       13,416    1,610,859       0.0%
#*  Universal American Corp.                                       488,897    3,671,617       0.1%
*   Vical, Inc.                                                      4,309       11,117       0.0%
*   VWR Corp.                                                       84,099    2,313,564       0.0%
*   WellCare Health Plans, Inc.                                    147,463   16,738,525       0.2%
*   Zogenix, Inc.                                                    9,035       73,635       0.0%
                                                                           ------------       ---
Total Health Care                                                           378,473,936       4.7%
                                                                           ------------       ---
Industrials -- (17.2%)
    AAR Corp.                                                      206,357    6,638,505       0.1%
    ABM Industries, Inc.                                           441,980   17,272,578       0.2%
    Acacia Research Corp.                                           23,706      138,680       0.0%
*   ACCO Brands Corp.                                              801,336    8,894,830       0.1%
    Acme United Corp.                                               12,718      278,015       0.0%
    Actuant Corp. Class A                                          461,032   10,281,014       0.1%
*   AECOM                                                        1,159,540   32,293,189       0.4%
*   Aegion Corp.                                                   188,383    3,486,969       0.0%
*   AeroCentury Corp.                                                  782        6,999       0.0%
#*  Aerovironment, Inc.                                            207,336    4,973,991       0.1%
    AGCO Corp.                                                     894,626   45,697,496       0.6%
#   Air Lease Corp.                                                862,007   26,084,332       0.3%
*   Air Transport Services Group, Inc.                             424,950    5,622,088       0.1%
#   Aircastle, Ltd.                                                291,500    5,990,325       0.1%
    Alamo Group, Inc.                                               63,138    4,098,919       0.1%
    Albany International Corp. Class A                             186,708    7,608,351       0.1%
    Allied Motion Technologies, Inc.                                 4,132       81,731       0.0%
*   Alpha PRO Tech, Ltd.                                            15,140       50,719       0.0%
    Altra Industrial Motion Corp.                                  190,103    5,608,038       0.1%
    AMERCO                                                          71,639   23,095,697       0.3%
*   Ameresco, Inc. Class A                                          50,452      242,170       0.0%
#   American Railcar Industries, Inc.                              121,307    4,461,671       0.1%
#*  American Superconductor Corp.                                    1,882       12,064       0.0%
*   AMREP Corp.                                                      7,243       53,453       0.0%
    Apogee Enterprises, Inc.                                         4,797      195,478       0.0%
#   Applied Industrial Technologies, Inc.                          314,426   15,972,841       0.2%
*   ARC Document Solutions, Inc.                                   155,962      534,950       0.0%
    ArcBest Corp.                                                  166,239    3,308,156       0.0%
    Argan, Inc.                                                    130,753    7,433,308       0.1%
*   Armstrong Flooring, Inc.                                        10,561      170,983       0.0%
*   Arotech Corp.                                                   20,178       53,472       0.0%
    Astec Industries, Inc.                                         172,046    9,524,467       0.1%
*   Atlas Air Worldwide Holdings, Inc.                             151,882    6,356,262       0.1%
*   Avalon Holdings Corp. Class A                                    1,925        5,303       0.0%
*   Avis Budget Group, Inc.                                        678,909   21,969,495       0.3%
*   Babcock & Wilcox Enterprises, Inc.                              39,535      622,281       0.0%
    Barnes Group, Inc.                                             354,868   14,137,941       0.2%
*   Beacon Roofing Supply, Inc.                                    203,549    8,557,200       0.1%
*   BlueLinx Holdings, Inc.                                         16,470      129,784       0.0%
#*  BMC Stock Holdings, Inc.                                        68,564    1,134,734       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Brady Corp. Class A                                          218,721 $ 7,239,665       0.1%
#   Briggs & Stratton Corp.                                      259,610   4,833,938       0.1%
*   Broadwind Energy, Inc.                                         5,098      22,176       0.0%
*   CAI International, Inc.                                      105,550     803,236       0.0%
    Carlisle Cos., Inc.                                           10,000   1,048,500       0.0%
*   Casella Waste Systems, Inc. Class A                           19,723     220,898       0.0%
*   CBIZ, Inc.                                                   372,911   4,120,667       0.1%
    CDI Corp.                                                    130,318     801,456       0.0%
    CECO Environmental Corp.                                      70,668     699,613       0.0%
#   Celadon Group, Inc.                                          182,031   1,183,202       0.0%
*   Chart Industries, Inc.                                       255,806   7,096,058       0.1%
    Chicago Bridge & Iron Co. NV                                 148,046   4,740,433       0.1%
    Chicago Rivet & Machine Co.                                    2,310      70,109       0.0%
#   CIRCOR International, Inc.                                   124,298   6,684,746       0.1%
*   Civeo Corp.                                                  419,204     473,701       0.0%
    CLARCOR, Inc.                                                 22,361   1,391,078       0.0%
#*  Clean Harbors, Inc.                                          256,877  12,155,420       0.2%
*   Colfax Corp.                                                 413,404  13,142,113       0.2%
    Columbus McKinnon Corp.                                      116,505   2,270,682       0.0%
*   Commercial Vehicle Group, Inc.                                84,561     383,907       0.0%
    CompX International, Inc.                                      5,019      55,962       0.0%
*   Continental Building Products, Inc.                           51,456   1,052,275       0.0%
*   Continental Materials Corp.                                      125       2,744       0.0%
#   Copa Holdings SA Class A                                     197,000  18,169,310       0.2%
#   Covanta Holding Corp.                                        828,396  12,425,940       0.2%
*   Covenant Transportation Group, Inc. Class A                   96,954   1,550,294       0.0%
*   CPI Aerostructures, Inc.                                      30,852     208,251       0.0%
*   CRA International, Inc.                                       55,230   1,719,862       0.0%
    Crane Co.                                                      3,307     224,909       0.0%
*   CSW Industrials, Inc.                                          2,785      86,196       0.0%
    Cubic Corp.                                                  136,068   5,810,104       0.1%
    Curtiss-Wright Corp.                                         299,743  26,862,968       0.3%
#*  DigitalGlobe, Inc.                                           451,380  11,329,638       0.1%
    Douglas Dynamics, Inc.                                       219,537   7,047,138       0.1%
*   Ducommun, Inc.                                                68,681   1,307,686       0.0%
*   DXP Enterprises, Inc.                                          1,300      28,327       0.0%
#*  Dycom Industries, Inc.                                        62,322   4,794,431       0.1%
    Dynamic Materials Corp.                                       69,117     749,919       0.0%
    Eastern Co. (The)                                             16,266     320,440       0.0%
#*  Echo Global Logistics, Inc.                                  105,276   2,231,851       0.0%
    Ecology and Environment, Inc. Class A                          8,425      82,565       0.0%
    EMCOR Group, Inc.                                            206,405  12,479,246       0.2%
    Encore Wire Corp.                                            132,832   4,536,213       0.1%
*   Energy Recovery, Inc.                                         42,440     518,192       0.0%
    EnerSys                                                      226,289  14,738,203       0.2%
*   Engility Holdings, Inc.                                       74,981   2,154,204       0.0%
    Ennis, Inc.                                                  153,795   2,253,097       0.0%
    EnPro Industries, Inc.                                       140,644   7,611,653       0.1%
    ESCO Technologies, Inc.                                      154,355   6,876,515       0.1%
#   Espey Manufacturing & Electronics Corp.                        7,809     198,544       0.0%
    Essendant, Inc.                                              232,109   3,562,873       0.0%
*   Esterline Technologies Corp.                                 154,001  11,311,373       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#*  ExOne Co. (The)                                                    900 $    10,737       0.0%
    Federal Signal Corp.                                           683,045   8,387,793       0.1%
    Fluor Corp.                                                    186,689   9,705,961       0.1%
    Forward Air Corp.                                               37,181   1,536,319       0.0%
*   Franklin Covey Co.                                             125,447   2,295,680       0.0%
    Franklin Electric Co., Inc.                                    260,123   9,481,483       0.1%
    FreightCar America, Inc.                                        94,548   1,234,797       0.0%
*   FTI Consulting, Inc.                                           337,737  13,158,234       0.2%
*   Fuel Tech, Inc.                                                 51,222      65,820       0.0%
    G&K Services, Inc. Class A                                      51,274   4,855,648       0.1%
#   GATX Corp.                                                     231,825  10,146,980       0.1%
*   Genco Shipping & Trading, Ltd.                                   1,654      10,817       0.0%
*   Gencor Industries, Inc.                                         40,251     487,037       0.0%
#   General Cable Corp.                                            426,773   5,974,822       0.1%
#*  Genesee & Wyoming, Inc. Class A                                449,223  30,520,211       0.4%
*   Gibraltar Industries, Inc.                                     169,912   6,609,577       0.1%
*   Global Power Equipment Group, Inc.                              16,109      59,603       0.0%
#*  Golden Ocean Group, Ltd.                                        24,258      88,299       0.0%
*   Goldfield Corp. (The)                                           69,371     190,770       0.0%
    Gorman-Rupp Co. (The)                                           12,667     304,261       0.0%
*   GP Strategies Corp.                                             76,073   1,966,487       0.0%
    Graham Corp.                                                    14,874     265,501       0.0%
    Granite Construction, Inc.                                     380,295  18,695,302       0.2%
*   Great Lakes Dredge & Dock Corp.                                359,406   1,275,891       0.0%
#   Greenbrier Cos., Inc. (The)                                    152,823   4,813,925       0.1%
#   Griffon Corp.                                                  279,210   4,662,807       0.1%
    H&E Equipment Services, Inc.                                    33,086     461,550       0.0%
    Hardinge, Inc.                                                  61,608     597,598       0.0%
    Harsco Corp.                                                    35,116     342,381       0.0%
*   Hawaiian Holdings, Inc.                                         83,987   3,781,515       0.1%
    Heidrick & Struggles International, Inc.                       135,283   2,502,736       0.0%
*   Herc Holdings, Inc.                                              6,236     187,641       0.0%
*   Heritage-Crystal Clean, Inc.                                    13,551     177,518       0.0%
*   Hertz Global Holdings, Inc.                                     26,059     863,856       0.0%
*   Hill International, Inc.                                       142,280     547,778       0.0%
    Houston Wire & Cable Co.                                       143,392     767,147       0.0%
*   Hub Group, Inc. Class A                                        282,366  10,292,241       0.1%
    Hudson Global, Inc.                                            119,294     171,783       0.0%
*   Hudson Technologies, Inc.                                       73,261     446,892       0.0%
    Hurco Cos., Inc.                                                41,642   1,091,020       0.0%
*   Huron Consulting Group, Inc.                                   206,349  11,565,861       0.1%
    Hyster-Yale Materials Handling, Inc.                            84,331   4,908,908       0.1%
*   ICF International, Inc.                                        127,331   5,908,158       0.1%
*   IES Holdings, Inc.                                              39,914     596,714       0.0%
*   InnerWorkings, Inc.                                            796,310   7,015,491       0.1%
*   Innovative Solutions & Support, Inc.                             9,704      30,956       0.0%
    Insteel Industries, Inc.                                       111,980   3,012,262       0.0%
#*  Intersections, Inc.                                             43,923      96,631       0.0%
    ITT, Inc.                                                      172,834   6,087,213       0.1%
*   Jacobs Engineering Group, Inc.                               1,318,143  67,989,816       0.8%
*   JetBlue Airways Corp.                                          836,595  14,623,681       0.2%
    Joy Global, Inc.                                               396,773  11,042,193       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Kadant, Inc.                                                  37,631 $ 1,943,641       0.0%
#   Kaman Corp.                                                  210,512   9,190,954       0.1%
    KBR, Inc.                                                    367,911   5,448,762       0.1%
    Kelly Services, Inc. Class A                                 198,377   3,715,601       0.1%
    Kennametal, Inc.                                              21,750     615,743       0.0%
*   Key Technology, Inc.                                          23,834     245,729       0.0%
*   KEYW Holding Corp. (The)                                       3,303      34,648       0.0%
    Kimball International, Inc. Class B                           53,822     672,775       0.0%
#*  Kirby Corp.                                                  420,913  24,812,821       0.3%
#*  KLX, Inc.                                                    320,691  11,038,184       0.1%
#   Knight Transportation, Inc.                                  537,512  15,722,226       0.2%
    Korn/Ferry International                                     407,626   8,311,494       0.1%
#*  Kratos Defense & Security Solutions, Inc.                    431,289   2,423,844       0.0%
*   Lawson Products, Inc.                                         38,474     725,235       0.0%
*   Layne Christensen Co.                                         99,974     856,777       0.0%
#   LB Foster Co. Class A                                         64,963     805,541       0.0%
*   LMI Aerospace, Inc.                                           73,537     552,263       0.0%
    LS Starrett Co. (The) Class A                                 24,580     226,136       0.0%
    LSI Industries, Inc.                                         232,713   2,001,332       0.0%
*   Lydall, Inc.                                                  86,161   4,028,027       0.1%
    Macquarie Infrastructure Corp.                                 6,921     566,207       0.0%
#*  Manitex International, Inc.                                    9,272      51,460       0.0%
#   Manitowoc Co., Inc. (The)                                    854,670   3,452,867       0.0%
#*  Manitowoc Foodservice, Inc.                                  676,205  10,217,458       0.1%
    ManpowerGroup, Inc.                                          254,797  19,568,410       0.2%
    Marten Transport, Ltd.                                       171,197   3,509,539       0.0%
*   MasTec, Inc.                                                 629,990  17,986,214       0.2%
    Matson, Inc.                                                 268,021  10,704,759       0.1%
    Matthews International Corp. Class A                         262,494  15,723,391       0.2%
    McGrath RentCorp                                             165,174   4,971,737       0.1%
*   Mercury Systems, Inc.                                        308,887   8,580,881       0.1%
*   MFRI, Inc.                                                    27,948     223,584       0.0%
    Miller Industries, Inc.                                       66,070   1,450,237       0.0%
*   Mistras Group, Inc.                                          115,757   2,423,952       0.0%
    Mobile Mini, Inc.                                            339,738   8,612,358       0.1%
*   Moog, Inc. Class A                                           220,952  12,830,683       0.2%
*   MRC Global, Inc.                                             818,693  12,067,535       0.2%
    Mueller Industries, Inc.                                     428,605  12,982,445       0.2%
    Mueller Water Products, Inc. Class A                          27,959     344,455       0.0%
*   MYR Group, Inc.                                              136,588   4,075,786       0.1%
    National Presto Industries, Inc.                               7,610     663,973       0.0%
*   Navigant Consulting, Inc.                                    318,789   7,459,663       0.1%
*   NL Industries, Inc.                                           87,722     280,710       0.0%
#   NN, Inc.                                                     182,672   3,224,161       0.0%
*   Northwest Pipe Co.                                            70,058     918,460       0.0%
#*  NOW, Inc.                                                     13,930     300,331       0.0%
*   NV5 Global, Inc.                                              15,709     449,277       0.0%
*   On Assignment, Inc.                                          410,918  14,139,688       0.2%
    Orbital ATK, Inc.                                            139,801  10,395,602       0.1%
*   Orion Energy Systems, Inc.                                    75,467      89,806       0.0%
*   Orion Marine Group, Inc.                                      99,382     803,007       0.0%
    Oshkosh Corp.                                                455,176  24,351,916       0.3%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Owens Corning                                                  487,053 $23,758,445       0.3%
*   PAM Transportation Services, Inc.                               20,356     401,013       0.0%
    Park-Ohio Holdings Corp.                                        16,493     526,951       0.0%
*   Patriot Transportation Holding, Inc.                             4,683     100,076       0.0%
*   Pendrell Corp.                                                   2,027      13,520       0.0%
*   Perma-Fix Environmental Services                                15,435      64,055       0.0%
    Powell Industries, Inc.                                         63,999   2,264,925       0.0%
    Preformed Line Products Co.                                     21,066     906,259       0.0%
#   Primoris Services Corp.                                        251,145   5,030,434       0.1%
    Providence and Worcester Railroad Co.                            2,567      64,149       0.0%
    Quad/Graphics, Inc.                                            108,446   2,576,677       0.0%
    Quanex Building Products Corp.                                 264,727   4,315,050       0.1%
*   Quanta Services, Inc.                                        1,588,395  45,666,356       0.6%
*   Radiant Logistics, Inc.                                         27,437      68,593       0.0%
#   Raven Industries, Inc.                                         176,334   3,782,364       0.1%
*   RBC Bearings, Inc.                                              90,442   6,453,037       0.1%
    RCM Technologies, Inc.                                          41,207     291,746       0.0%
    Regal Beloit Corp.                                             294,201  17,387,279       0.2%
    Resources Connection, Inc.                                     286,339   4,252,134       0.1%
*   Roadrunner Transportation Systems, Inc.                        198,512   1,508,691       0.0%
*   RPX Corp.                                                      313,269   3,057,505       0.0%
    RR Donnelley & Sons Co.                                         55,397     983,297       0.0%
*   Rush Enterprises, Inc. Class A                                 166,789   4,378,211       0.1%
*   Rush Enterprises, Inc. Class B                                   1,650      41,910       0.0%
    Ryder System, Inc.                                             518,458  35,975,801       0.5%
*   Saia, Inc.                                                     169,263   6,034,226       0.1%
*   SIFCO Industries, Inc.                                          16,504     169,991       0.0%
    Simpson Manufacturing Co., Inc.                                326,813  13,987,596       0.2%
    SkyWest, Inc.                                                  262,735   7,921,460       0.1%
*   SP Plus Corp.                                                   65,299   1,645,535       0.0%
*   Sparton Corp.                                                   52,403   1,254,004       0.0%
#*  Spirit Airlines, Inc.                                          120,752   5,787,643       0.1%
*   SPX Corp.                                                       42,113     800,568       0.0%
*   SPX FLOW, Inc.                                                  88,042   2,208,974       0.0%
    Standex International Corp.                                        635      48,514       0.0%
    Steelcase, Inc. Class A                                        432,000   5,767,200       0.1%
*   Sterling Construction Co., Inc.                                145,324   1,057,959       0.0%
    Supreme Industries, Inc. Class A                                76,433     931,718       0.0%
#*  Team, Inc.                                                     170,442   5,241,091       0.1%
*   Teledyne Technologies, Inc.                                     15,594   1,679,162       0.0%
    Terex Corp.                                                    614,503  14,674,332       0.2%
    Tetra Tech, Inc.                                               433,285  16,659,808       0.2%
    Textainer Group Holdings, Ltd.                                  12,689      96,436       0.0%
*   Thermon Group Holdings, Inc.                                   195,273   3,579,354       0.0%
    Timken Co. (The)                                                70,002   2,313,566       0.0%
#   Titan International, Inc.                                      288,781   2,942,678       0.0%
*   Titan Machinery, Inc.                                          121,425   1,128,038       0.0%
*   Transcat, Inc.                                                   5,948      62,454       0.0%
*   TRC Cos., Inc.                                                  97,019     790,705       0.0%
*   TriMas Corp.                                                   281,120   5,046,104       0.1%
#   Trinity Industries, Inc.                                     1,681,931  35,909,227       0.4%
    Triton International, Ltd.                                     236,729   2,857,319       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Industrials -- (Continued)
#   Triumph Group, Inc.                                            296,070 $    7,016,859       0.1%
*   TrueBlue, Inc.                                                 318,650      5,576,375       0.1%
*   Tutor Perini Corp.                                             294,343      5,607,234       0.1%
    Twin Disc, Inc.                                                 51,123        552,640       0.0%
*   Ultralife Corp.                                                 85,616        351,026       0.0%
    UniFirst Corp.                                                  62,749      7,686,752       0.1%
*   United Rentals, Inc.                                           381,529     28,866,484       0.4%
    Universal Forest Products, Inc.                                130,679     11,237,087       0.1%
*   USA Truck, Inc.                                                 53,420        439,647       0.0%
#*  USG Corp.                                                      130,300      3,280,954       0.0%
#   Valmont Industries, Inc.                                       103,431     13,233,996       0.2%
*   Vectrus, Inc.                                                   19,685        330,117       0.0%
#*  Veritiv Corp.                                                   25,247      1,362,076       0.0%
*   Versar, Inc.                                                    42,347         52,510       0.0%
    Viad Corp.                                                     111,460      4,625,590       0.1%
*   Virco Manufacturing Corp.                                       19,199         81,596       0.0%
*   Volt Information Sciences, Inc.                                 54,923        359,746       0.0%
    VSE Corp.                                                       44,400      1,280,496       0.0%
#*  Wabash National Corp.                                          763,300      8,587,125       0.1%
    Waste Connections, Inc.                                         27,007      2,031,196       0.0%
    Watts Water Technologies, Inc. Class A                         175,590     10,535,400       0.1%
#   Werner Enterprises, Inc.                                       551,064     13,253,089       0.2%
#*  Wesco Aircraft Holdings, Inc.                                  406,715      5,226,288       0.1%
#*  WESCO International, Inc.                                      330,883     17,933,859       0.2%
*   Westport Fuel Systems, Inc.                                     57,161         88,600       0.0%
*   Willdan Group, Inc.                                              4,232         67,966       0.0%
*   Willis Lease Finance Corp.                                      12,818        341,087       0.0%
#*  XPO Logistics, Inc.                                            362,981     11,952,964       0.2%
                                                                           --------------      ----
Total Industrials                                                           1,599,890,486      19.8%
                                                                           --------------      ----
Information Technology -- (12.7%)
*   Actua Corp.                                                    297,797      3,469,335       0.1%
#*  Acxiom Corp.                                                   639,276     15,061,343       0.2%
*   ADDvantage Technologies Group, Inc.                             11,887         21,991       0.0%
    ADTRAN, Inc.                                                   561,857     10,197,705       0.1%
*   Advanced Energy Industries, Inc.                               155,113      7,398,890       0.1%
*   Agilysys, Inc.                                                  93,177        899,158       0.0%
*   Alpha & Omega Semiconductor, Ltd.                              159,907      3,378,835       0.1%
*   Amkor Technology, Inc.                                       1,442,789     13,374,654       0.2%
*   Amtech Systems, Inc.                                            54,293        244,861       0.0%
*   Anixter International, Inc.                                    131,084      8,618,773       0.1%
*   ARRIS International P.L.C.                                     804,611     22,352,094       0.3%
*   Arrow Electronics, Inc.                                        917,670     56,087,990       0.7%
    AstroNova, Inc.                                                 24,407        355,122       0.0%
*   Aviat Networks, Inc.                                            21,821        185,260       0.0%
*   Avid Technology, Inc.                                           11,334         74,464       0.0%
    Avnet, Inc.                                                  1,392,357     58,409,376       0.7%
    AVX Corp.                                                      658,204      9,228,020       0.1%
*   Aware, Inc.                                                     63,972        334,254       0.0%
*   Axcelis Technologies, Inc.                                     151,425      2,066,951       0.0%
*   AXT, Inc.                                                      200,239      1,031,231       0.0%
*   Bankrate, Inc.                                                 279,918      2,183,360       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   Bazaarvoice, Inc.                                                2,357 $    11,549       0.0%
    Bel Fuse, Inc. Class A                                           3,065      59,461       0.0%
    Bel Fuse, Inc. Class B                                          59,642   1,422,462       0.0%
*   Benchmark Electronics, Inc.                                    298,403   7,504,835       0.1%
    Black Box Corp.                                                113,734   1,307,941       0.0%
*   Blackhawk Network Holdings, Inc.                                23,700     816,465       0.0%
*   Blucora, Inc.                                                  291,494   3,876,870       0.1%
#*  BroadVision, Inc.                                               22,469     101,111       0.0%
    Brocade Communications Systems, Inc.                         2,387,644  25,309,026       0.3%
    Brooks Automation, Inc.                                        375,735   4,895,827       0.1%
*   BSQUARE Corp.                                                  105,732     438,788       0.0%
    Cabot Microelectronics Corp.                                   157,693   8,714,115       0.1%
*   CACI International, Inc. Class A                               145,937  14,279,936       0.2%
*   CalAmp Corp.                                                     6,706      86,642       0.0%
*   Calix, Inc.                                                    333,568   2,084,800       0.0%
*   Cartesian, Inc.                                                  4,096       2,810       0.0%
#   Cass Information Systems, Inc.                                     953      51,329       0.0%
*   Ciber, Inc.                                                    478,961     488,540       0.0%
#*  Cirrus Logic, Inc.                                             580,482  31,334,418       0.4%
    ClearOne, Inc.                                                     200       2,170       0.0%
*   Coherent, Inc.                                                 159,812  16,639,625       0.2%
    Cohu, Inc.                                                     150,639   1,685,650       0.0%
*   CommerceHub, Inc. Series A                                      38,455     577,594       0.0%
*   CommerceHub, Inc. Series C                                      76,910   1,157,496       0.0%
    Communications Systems, Inc.                                    39,335     171,894       0.0%
    Computer Task Group, Inc.                                       20,131      87,771       0.0%
    Comtech Telecommunications Corp.                               134,791   1,401,826       0.0%
    Concurrent Computer Corp.                                       43,478     268,694       0.0%
*   Control4 Corp.                                                   9,915     111,940       0.0%
#   Convergys Corp.                                                551,103  16,092,208       0.2%
#*  Covisint Corp.                                                  23,933      53,849       0.0%
#*  Cray, Inc.                                                      28,783     598,686       0.0%
#*  Cree, Inc.                                                     698,528  15,577,174       0.2%
    CSP, Inc.                                                        3,924      40,770       0.0%
    CTS Corp.                                                      162,305   2,953,951       0.1%
*   CyberOptics Corp.                                               23,180     559,797       0.0%
#   Cypress Semiconductor Corp.                                  1,638,912  16,339,953       0.2%
    Daktronics, Inc.                                               306,462   2,558,958       0.0%
*   Datalink Corp.                                                 145,557   1,379,880       0.0%
*   Demand Media, Inc.                                             233,418   1,353,824       0.0%
*   DHI Group, Inc.                                                707,559   4,033,086       0.1%
    Diebold, Inc.                                                   31,217     680,531       0.0%
*   Digi International, Inc.                                       147,104   1,346,002       0.0%
*   Diodes, Inc.                                                   282,759   5,855,939       0.1%
*   DSP Group, Inc.                                                117,421   1,279,889       0.0%
    DTS, Inc.                                                      126,772   5,368,794       0.1%
    EarthLink Holdings Corp.                                       252,278   1,443,030       0.0%
*   Echelon Corp.                                                    2,023       9,973       0.0%
*   EchoStar Corp. Class A                                         349,254  16,324,132       0.2%
*   Edgewater Technology, Inc.                                      33,947     276,668       0.0%
#*  Electro Scientific Industries, Inc.                            229,738   1,190,043       0.0%
#*  Electronics for Imaging, Inc.                                  410,227  17,446,954       0.2%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    Emcore Corp.                                                   164,316 $ 1,076,270       0.0%
#*  EnerNOC, Inc.                                                  240,688   1,251,578       0.0%
*   Entegris, Inc.                                               1,020,785  16,230,482       0.2%
*   ePlus, Inc.                                                     38,437   3,518,907       0.1%
#*  Everi Holdings, Inc.                                           378,314     760,411       0.0%
*   Everyday Health, Inc.                                           61,180     642,390       0.0%
    Evolving Systems, Inc.                                           4,622      19,644       0.0%
*   Exar Corp.                                                     336,845   3,038,342       0.1%
*   Fabrinet                                                       352,671  13,387,391       0.2%
*   FARO Technologies, Inc.                                        103,982   3,488,596       0.1%
*   Finisar Corp.                                                  886,334  24,267,825       0.3%
#*  First Solar, Inc.                                              938,396  37,995,654       0.5%
*   Flex, Ltd.                                                   1,364,333  19,359,885       0.3%
#*  FORM Holdings Corp.                                              5,552      14,768       0.0%
*   FormFactor, Inc.                                               472,748   4,242,913       0.1%
*   Frequency Electronics, Inc.                                     32,980     299,788       0.0%
#*  GigPeak, Inc.                                                   65,718     155,752       0.0%
#*  GrubHub, Inc.                                                   35,069   1,336,480       0.0%
*   GSE Systems, Inc.                                               70,034     203,099       0.0%
*   GSI Technology, Inc.                                            80,563     425,373       0.0%
    Hackett Group, Inc. (The)                                       23,257     374,903       0.0%
#*  Harmonic, Inc.                                                 566,890   2,891,139       0.0%
    IAC/InterActiveCorp                                             14,361     925,423       0.0%
*   ID Systems, Inc.                                                48,928     245,619       0.0%
*   IEC Electronics Corp.                                            4,622      16,639       0.0%
*   II-VI, Inc.                                                    260,778   7,249,628       0.1%
*   Imation Corp.                                                  166,819      88,531       0.0%
#*  Immersion Corp.                                                  8,900      72,624       0.0%
*   Infinera Corp.                                                   7,242      56,488       0.0%
    Ingram Micro, Inc. Class A                                   1,355,507  50,424,860       0.6%
*   Insight Enterprises, Inc.                                      219,712   6,325,509       0.1%
*   Internap Corp.                                                 270,826     338,533       0.0%
    Intersil Corp. Class A                                       1,183,648  26,134,948       0.3%
*   inTEST Corp.                                                    12,894      53,510       0.0%
*   Intevac, Inc.                                                  108,084     621,483       0.0%
#*  IntraLinks Holdings, Inc.                                      392,623   3,600,353       0.1%
*   IntriCon Corp.                                                  10,021      60,627       0.0%
*   InvenSense, Inc.                                                24,137     184,648       0.0%
*   Iteris, Inc.                                                    25,917      88,377       0.0%
#*  Itron, Inc.                                                    251,983  13,581,884       0.2%
*   Ixia                                                           360,957   4,313,436       0.1%
    IXYS Corp.                                                     203,897   2,161,308       0.0%
#   Jabil Circuit, Inc.                                          1,219,607  26,026,413       0.3%
*   Kemet Corp.                                                    174,774     622,195       0.0%
*   Key Tronic Corp.                                                59,243     457,356       0.0%
*   Kimball Electronics, Inc.                                      143,482   1,994,400       0.0%
#*  Knowles Corp.                                                  298,403   4,458,141       0.1%
#*  Kopin Corp.                                                    193,760     404,958       0.0%
*   Kulicke & Soffa Industries, Inc.                               423,399   5,605,803       0.1%
*   KVH Industries, Inc.                                           117,470     933,887       0.0%
#*  Lattice Semiconductor Corp.                                    503,687   3,057,380       0.1%
    Leidos Holdings, Inc.                                          118,800   4,938,516       0.1%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    Lexmark International, Inc. Class A                            431,473 $17,125,163       0.2%
*   Limelight Networks, Inc.                                       463,572     825,158       0.0%
*   Liquidity Services, Inc.                                       148,078   1,310,490       0.0%
#*  Magnachip Semiconductor Corp.                                   28,168     174,642       0.0%
    ManTech International Corp. Class A                            185,636   7,208,246       0.1%
*   Marchex, Inc. Class B                                          157,763     397,563       0.0%
    Marvell Technology Group, Ltd.                               2,895,763  37,731,792       0.5%
*   Maxwell Technologies, Inc.                                      60,404     292,355       0.0%
#*  MeetMe, Inc.                                                   497,658   2,433,548       0.0%
    Mentor Graphics Corp.                                          312,646   9,035,469       0.1%
    Methode Electronics, Inc.                                      244,023   7,613,518       0.1%
#   MKS Instruments, Inc.                                          451,549  22,780,647       0.3%
    MOCON, Inc.                                                     13,354     206,319       0.0%
#*  ModusLink Global Solutions, Inc.                               329,635     448,304       0.0%
    Monotype Imaging Holdings, Inc.                                  5,267     100,600       0.0%
*   MRV Communications, Inc.                                         1,100      12,540       0.0%
    MTS Systems Corp.                                                1,300      61,815       0.0%
*   Nanometrics, Inc.                                               66,972   1,399,045       0.0%
*   NAPCO Security Technologies, Inc.                               86,029     602,203       0.0%
    NCI, Inc. Class A                                               29,305     344,334       0.0%
#*  NeoPhotonics Corp.                                             521,196   7,296,744       0.1%
#*  NETGEAR, Inc.                                                  354,088  17,881,444       0.2%
#*  Netscout Systems, Inc.                                          88,940   2,441,403       0.0%
*   Novanta, Inc.                                                   96,813   1,689,387       0.0%
#*  Novatel Wireless, Inc.                                          56,226     147,312       0.0%
#*  Numerex Corp. Class A                                            3,402      24,188       0.0%
    NVE Corp.                                                          422      23,746       0.0%
*   Oclaro, Inc.                                                    65,869     481,502       0.0%
*   ON Semiconductor Corp.                                       1,187,089  13,853,329       0.2%
    Optical Cable Corp.                                             28,064      77,176       0.0%
#*  OSI Systems, Inc.                                              186,782  13,099,022       0.2%
*   PAR Technology Corp.                                            59,048     327,126       0.0%
    Park Electrochemical Corp.                                      93,863   1,448,306       0.0%
    PC Connection, Inc.                                            122,692   2,847,681       0.0%
    PC-Tel, Inc.                                                    42,442     215,605       0.0%
*   PCM, Inc.                                                       62,469   1,324,343       0.0%
*   PDF Solutions, Inc.                                             40,999     809,730       0.0%
*   Perceptron, Inc.                                                46,051     284,825       0.0%
*   Perficient, Inc.                                               289,426   5,386,218       0.1%
*   Photronics, Inc.                                               405,536   3,933,699       0.1%
*   Plexus Corp.                                                   229,503  10,513,532       0.1%
*   PRGX Global, Inc.                                               43,665     198,676       0.0%
*   Progress Software Corp.                                        379,727  10,218,454       0.1%
#*  Qorvo, Inc.                                                     23,140   1,287,741       0.0%
*   Qualstar Corp.                                                   5,566      18,980       0.0%
*   QuinStreet, Inc.                                                 5,927      17,188       0.0%
*   Qumu Corp.                                                      42,582     130,301       0.0%
*   Radisys Corp.                                                  197,452     823,375       0.0%
*   Rambus, Inc.                                                   316,825   3,862,097       0.1%
*   RealNetworks, Inc.                                             213,109     950,466       0.0%
    Reis, Inc.                                                      40,897     803,626       0.0%
#   RELM Wireless Corp.                                              8,250      42,900       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   RetailMeNot, Inc.                                            244,541 $ 2,213,096       0.0%
#   RF Industries, Ltd.                                           30,109      52,691       0.0%
    Richardson Electronics, Ltd.                                  74,071     462,944       0.0%
*   Rightside Group, Ltd.                                          5,006      42,101       0.0%
*   Rofin-Sinar Technologies, Inc.                               192,155   6,254,645       0.1%
*   Rogers Corp.                                                 132,147   7,192,761       0.1%
*   Rubicon Project, Inc. (The)                                   29,151     223,297       0.0%
*   Rudolph Technologies, Inc.                                   373,766   6,765,165       0.1%
*   Sanmina Corp.                                                486,374  13,448,241       0.2%
*   ScanSource, Inc.                                             193,624   6,776,840       0.1%
*   Seachange International, Inc.                                217,178     571,178       0.0%
*   Semtech Corp.                                                 42,751   1,034,574       0.0%
*   ShoreTel, Inc.                                               173,228   1,151,966       0.0%
*   Sigma Designs, Inc.                                          313,397   2,287,798       0.0%
*   Silicon Laboratories, Inc.                                   167,578  10,046,301       0.1%
*   SMTC Corp.                                                    30,286      45,126       0.0%
*   Sonus Networks, Inc.                                         204,770   1,185,618       0.0%
*   StarTek, Inc.                                                 60,586     405,926       0.0%
*   SunEdison Semiconductor, Ltd.                                  9,839     116,986       0.0%
*   Super Micro Computer, Inc.                                   344,380   8,161,806       0.1%
*   Sykes Enterprises, Inc.                                      408,044  10,911,097       0.1%
#*  Synacor, Inc.                                                 15,816      43,889       0.0%
*   Synchronoss Technologies, Inc.                                69,874   2,565,075       0.0%
#   SYNNEX Corp.                                                 173,010  17,740,445       0.2%
    Syntel, Inc.                                                  18,401     369,860       0.0%
    Systemax, Inc.                                                69,001     541,658       0.0%
#*  Tangoe, Inc.                                                  94,267     808,811       0.0%
*   Tech Data Corp.                                              344,559  26,537,934       0.3%
*   TechTarget, Inc.                                              66,704     538,968       0.0%
*   Telenav, Inc.                                                135,369     737,761       0.0%
    Tessco Technologies, Inc.                                     40,495     471,767       0.0%
*   TiVo Corp.                                                   891,944  17,705,088       0.2%
*   Tremor Video, Inc.                                            28,774      48,628       0.0%
*   Trio-Tech International                                          979       3,192       0.0%
*   TTM Technologies, Inc.                                       763,588  10,041,182       0.1%
*   Ultra Clean Holdings, Inc.                                   177,463   1,508,436       0.0%
*   Ultratech, Inc.                                              270,505   5,759,051       0.1%
*   Universal Security Instruments, Inc.                           1,353       4,702       0.0%
*   VASCO Data Security International, Inc.                       16,189     222,599       0.0%
#*  Veeco Instruments, Inc.                                      197,003   4,274,965       0.1%
*   VeriFone Systems, Inc.                                        97,571   1,510,399       0.0%
*   Verint Systems, Inc.                                          30,264   1,089,504       0.0%
#*  Viavi Solutions, Inc.                                        864,185   6,152,997       0.1%
#*  Virtusa Corp.                                                 25,922     490,963       0.0%
#   Vishay Intertechnology, Inc.                                 900,924  12,703,028       0.2%
*   Vishay Precision Group, Inc.                                  57,269     899,123       0.0%
    Wayside Technology Group, Inc.                                12,218     213,815       0.0%
*   Westell Technologies, Inc. Class A                           113,872      54,659       0.0%
*   Wireless Telecom Group, Inc.                                  10,991      16,706       0.0%
*   Xcerra Corp.                                                 297,784   1,640,790       0.0%
*   XO Group, Inc.                                                83,987   1,545,361       0.0%
#*  YuMe, Inc.                                                    26,059      97,721       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Information Technology -- (Continued)
*   Zedge, Inc. Class B                                             17,667 $       51,588       0.0%
#*  Zynga, Inc. Class A                                          6,109,938     17,168,926       0.2%
                                                                           --------------      ----
Total Information Technology                                                1,178,128,031      14.6%
                                                                           --------------      ----
Materials -- (5.9%)
    A Schulman, Inc.                                               171,806      4,939,423       0.1%
#*  A. M. Castle & Co.                                             109,790         52,699       0.0%
    Albemarle Corp.                                                447,820     37,415,361       0.5%
#   Allegheny Technologies, Inc.                                   371,274      5,064,177       0.1%
    American Vanguard Corp.                                        189,501      2,880,415       0.0%
    Ampco-Pittsburgh Corp.                                          39,089        422,161       0.0%
*   Boise Cascade Co.                                              235,656      4,536,378       0.1%
    Cabot Corp.                                                    129,415      6,747,698       0.1%
    Calgon Carbon Corp.                                            385,667      6,093,539       0.1%
#   Carpenter Technology Corp.                                     340,727     10,770,380       0.1%
#*  Century Aluminum Co.                                           607,971      4,444,268       0.1%
#   CF Industries Holdings, Inc.                                   175,303      4,209,025       0.1%
#   Chase Corp.                                                     19,319      1,320,454       0.0%
*   Chemtura Corp.                                                 591,793     19,410,810       0.2%
*   Clearwater Paper Corp.                                         136,450      7,245,495       0.1%
*   Coeur Mining, Inc.                                             384,196      4,295,311       0.1%
    Commercial Metals Co.                                          716,296     11,253,010       0.1%
*   Core Molding Technologies, Inc.                                 41,394        721,083       0.0%
    Domtar Corp.                                                   551,296     19,819,091       0.3%
#   Ferroglobe P.L.C.                                               87,011        804,852       0.0%
*   Flexible Solutions International, Inc.                          10,090         18,162       0.0%
#*  Flotek Industries, Inc.                                         51,504        606,717       0.0%
    Friedman Industries, Inc.                                       32,585        166,509       0.0%
    FutureFuel Corp.                                               193,807      2,124,125       0.0%
#   Greif, Inc. Class A                                            174,575      8,180,585       0.1%
    Greif, Inc. Class B                                              1,645         95,821       0.0%
*   Handy & Harman, Ltd.                                             2,054         39,334       0.0%
#   Hawkins, Inc.                                                   23,826        961,379       0.0%
    Haynes International, Inc.                                      66,137      2,127,627       0.0%
    HB Fuller Co.                                                  420,804     17,703,224       0.2%
    Hecla Mining Co.                                             3,093,761     18,531,628       0.2%
    Huntsman Corp.                                               1,712,055     29,019,332       0.4%
    Innophos Holdings, Inc.                                        136,301      6,248,038       0.1%
    Innospec, Inc.                                                 244,933     14,757,213       0.2%
#*  Intrepid Potash, Inc.                                          129,050        134,212       0.0%
    Kaiser Aluminum Corp.                                           90,908      6,589,921       0.1%
    KapStone Paper and Packaging Corp.                             684,942     12,424,848       0.2%
    KMG Chemicals, Inc.                                             76,003      2,062,721       0.0%
*   Kraton Corp.                                                   289,531      7,420,680       0.1%
#   Kronos Worldwide, Inc.                                         120,851        929,344       0.0%
*   Louisiana-Pacific Corp.                                        356,895      6,549,023       0.1%
#*  LSB Industries, Inc.                                           131,161        693,842       0.0%
    Materion Corp.                                                 131,568      3,986,510       0.1%
#   McEwen Mining, Inc.                                             61,134        198,686       0.0%
    Mercer International, Inc.                                     362,106      2,860,637       0.0%
    Minerals Technologies, Inc.                                    226,484     15,219,725       0.2%
    Myers Industries, Inc.                                         106,157      1,279,192       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Materials -- (Continued)
*           Northern Technologies International Corp.                        6,062 $     84,262       0.0%
#           Olin Corp.                                                   1,191,059   26,119,924       0.3%
            Olympic Steel, Inc.                                             74,977    1,731,219       0.0%
*           OMNOVA Solutions, Inc.                                         210,252    1,597,915       0.0%
            PH Glatfelter Co.                                              268,964    5,976,380       0.1%
*           Platform Specialty Products Corp.                              148,046    1,079,255       0.0%
#*          Real Industry, Inc.                                             17,089       91,426       0.0%
            Reliance Steel & Aluminum Co.                                  799,232   54,971,177       0.7%
#*          Resolute Forest Products, Inc.                                 260,028    1,235,133       0.0%
#           Royal Gold, Inc.                                                96,736    6,657,372       0.1%
            Schnitzer Steel Industries, Inc. Class A                       335,227    8,095,732       0.1%
            Schweitzer-Mauduit International, Inc.                         229,749    8,480,036       0.1%
            Sonoco Products Co.                                             50,420    2,535,622       0.0%
            Steel Dynamics, Inc.                                         1,783,702   48,980,457       0.6%
            Stepan Co.                                                     137,138    9,740,912       0.1%
#*          Stillwater Mining Co.                                          734,670    9,785,804       0.1%
*           Summit Materials, Inc. Class A                                  33,189      621,962       0.0%
            SunCoke Energy, Inc.                                           418,186    4,269,679       0.1%
            Synalloy Corp.                                                  21,013      216,434       0.0%
#*          TimkenSteel Corp.                                              227,394    2,330,789       0.0%
*           Trecora Resources                                               81,332      833,653       0.0%
            Tredegar Corp.                                                  52,137      964,535       0.0%
            Tronox, Ltd. Class A                                           245,802    1,990,996       0.0%
*           UFP Technologies, Inc.                                           3,305       88,244       0.0%
#           United States Lime & Minerals, Inc.                             20,581    1,354,024       0.0%
#           United States Steel Corp.                                      866,240   16,753,082       0.2%
#*          Universal Stainless & Alloy Products, Inc.                      39,313      412,787       0.0%
            Westlake Chemical Corp.                                        161,644    8,371,543       0.1%
            Worthington Industries, Inc.                                   203,422    9,560,834       0.1%
                                                                                   ------------       ---
Total Materials                                                                     548,305,853       6.8%
                                                                                   ------------       ---
Other -- (0.0%)
(degrees)*  FRD Acquisition Co. Escrow Shares                               55,628           --       0.0%
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          137,957           --       0.0%
                                                                                   ------------       ---
Total Other                                                                                  --       0.0%
                                                                                   ------------       ---
Real Estate -- (0.3%)
            Alexander & Baldwin, Inc.                                      368,281   15,390,463       0.2%
#*          AV Homes, Inc.                                                  53,252      849,369       0.0%
#           Consolidated-Tomoka Land Co.                                    16,359      828,910       0.0%
#*          Forestar Group, Inc.                                           313,088    3,443,968       0.1%
#*          FRP Holdings, Inc.                                              15,245      484,791       0.0%
            Griffin Industrial Realty, Inc.                                 10,781      335,828       0.0%
            Kennedy-Wilson Holdings, Inc.                                   12,235      252,041       0.0%
            RE/MAX Holdings, Inc. Class A                                   23,589    1,024,942       0.0%
#           Realogy Holdings Corp.                                         317,656    7,271,146       0.1%
#*          St Joe Co. (The)                                                25,372      449,084       0.0%
*           Stratus Properties, Inc.                                         5,678      137,408       0.0%
#*          Tejon Ranch Co.                                                  9,234      206,288       0.0%
*           Transcontinental Realty Investors, Inc.                            800        9,520       0.0%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                          SHARES        VALUE+     OF NET ASSETS**
                                                                        ----------- -------------- ---------------
Real Estate -- (Continued)
*          Trinity Place Holdings, Inc.                                      37,307 $      360,386        0.0%
                                                                                    --------------      -----
Total Real Estate                                                                       31,044,144        0.4%
                                                                                    --------------      -----
Telecommunication Services -- (1.1%)
*          Alaska Communications Systems Group, Inc.                        107,597        174,307        0.0%
           ATN International, Inc.                                           80,188      5,423,916        0.1%
#*         Boingo Wireless, Inc.                                            233,011      2,264,867        0.0%
#          Consolidated Communications Holdings, Inc.                       102,474      2,452,203        0.0%
#          Frontier Communications Corp.                                 10,593,249     42,584,861        0.5%
#*         General Communication, Inc. Class A                              234,093      3,708,033        0.1%
*          Hawaiian Telcom Holdco, Inc.                                      14,149        290,338        0.0%
           IDT Corp. Class B                                                115,632      2,068,657        0.0%
#*         Iridium Communications, Inc.                                     320,634      2,613,167        0.0%
(degrees)* Leap Wireless International, Inc.                                270,907             --        0.0%
*          Lumos Networks Corp.                                             134,934      1,917,412        0.0%
#*         ORBCOMM, Inc.                                                    564,357      5,039,708        0.1%
           Shenandoah Telecommunications Co.                                212,943      5,621,695        0.1%
           Spok Holdings, Inc.                                              121,137      2,186,523        0.0%
           Telephone & Data Systems, Inc.                                   690,491     17,842,287        0.2%
*          United States Cellular Corp.                                     165,561      5,802,913        0.1%
           Windstream Holdings, Inc.                                        434,397      3,410,017        0.1%
                                                                                    --------------      -----
Total Telecommunication Services                                                       103,400,904        1.3%
                                                                                    --------------      -----
Utilities -- (0.4%)
*          Calpine Corp.                                                  1,402,623     16,691,214        0.2%
           Consolidated Water Co., Ltd.                                      32,635        365,512        0.0%
#*         Dynegy, Inc.                                                     615,608      6,556,225        0.1%
           Genie Energy, Ltd. Class B                                        73,387        382,346        0.0%
           NRG Energy, Inc.                                                 794,724      8,447,916        0.1%
#          Ormat Technologies, Inc.                                         145,228      7,004,347        0.1%
#          UGI Corp.                                                         39,255      1,817,114        0.0%
                                                                                    --------------      -----
Total Utilities                                                                         41,264,674        0.5%
                                                                                    --------------      -----
TOTAL COMMON STOCKS                                                                  7,975,043,475       98.8%
                                                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Capital Bank Corp. Contingent Value Rights                           200             --        0.0%
                                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                                          7,975,043,475
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
           State Street Institutional U.S. Government Money Market
             Fund, 0.260%                                                87,592,812     87,592,812        1.1%
                                                                                    --------------      -----
SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@       DFA Short Term Investment Fund                               107,201,971  1,240,541,205       15.4%
                                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $8,412,322,925)                                 $9,303,177,492      115.3%
                                                                                    ==============      =====

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              -----------------------------------------------------
                                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                              --------------  -------------- ------- --------------
Common Stocks
   Consumer Discretionary                     $1,028,828,248              --   --    $1,028,828,248
   Consumer Staples                              227,361,418              --   --       227,361,418
   Energy                                        648,718,814              --   --       648,718,814
   Financials                                  2,189,620,054  $        6,913   --     2,189,626,967
   Health Care                                   378,473,936              --   --       378,473,936
   Industrials                                 1,599,890,486              --   --     1,599,890,486
   Information Technology                      1,178,128,031              --   --     1,178,128,031
   Materials                                     548,305,853              --   --       548,305,853
   Other                                                  --              --   --                --
   Real Estate                                    31,044,144              --   --        31,044,144
   Telecommunication Services                    103,400,904              --   --       103,400,904
   Utilities                                      41,264,674              --   --        41,264,674
Rights/Warrants                                           --              --   --                --
Temporary Cash Investments                        87,592,812              --   --        87,592,812
Securities Lending Collateral                             --   1,240,541,205   --     1,240,541,205
Futures Contracts**                               (2,038,880)             --   --        (2,038,880)
                                              --------------  --------------   --    --------------
TOTAL                                         $8,060,590,494  $1,240,548,118   --    $9,301,138,612
                                              ==============  ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                               PERCENTAGE
                                                                        SHARES     VALUE+    OF NET ASSETS**
                                                                       --------- ----------- ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (11.2%)
#*        1-800-Flowers.com, Inc. Class A                                211,927 $ 2,023,903       0.0%
#         A.H. Belo Corp. Class A                                        364,001   2,311,406       0.0%
          Aaron's, Inc.                                                2,619,654  64,731,650       0.5%
#         Abercrombie & Fitch Co. Class A                              2,665,154  38,937,900       0.3%
#         AMC Entertainment Holdings, Inc. Class A                       223,629   7,033,132       0.1%
          AMCON Distributing Co.                                           3,567     330,839       0.0%
#*        America's Car-Mart, Inc.                                         6,277     256,415       0.0%
*         American Public Education, Inc.                                176,579   3,558,067       0.0%
#*        Apollo Education Group, Inc.                                   313,876   2,758,970       0.0%
#         Arctic Cat, Inc.                                               162,243   2,432,023       0.0%
#*        Ascena Retail Group, Inc.                                    4,838,221  23,658,901       0.2%
#*        Ascent Capital Group, Inc. Class A                             255,392   5,204,889       0.0%
*         Ballantyne Strong, Inc.                                        301,480   2,050,064       0.0%
#*        Barnes & Noble Education, Inc.                               1,537,439  14,313,557       0.1%
#         Barnes & Noble, Inc.                                         2,620,749  26,993,715       0.2%
#         Bassett Furniture Industries, Inc.                             200,365   4,598,377       0.0%
          Beasley Broadcast Group, Inc. Class A                           75,568     381,618       0.0%
*         Belmond, Ltd. Class A                                        3,433,287  44,461,067       0.4%
(degrees) Big 4 Ranch, Inc.                                               73,300          --       0.0%
          Big 5 Sporting Goods Corp.                                     645,833  10,010,412       0.1%
#*        Biglari Holdings, Inc.                                           2,531   1,109,034       0.0%
#*        Black Diamond, Inc.                                             21,801     107,915       0.0%
#*        Boot Barn Holdings, Inc.                                        29,257     374,490       0.0%
*         Bravo Brio Restaurant Group, Inc.                                4,980      22,410       0.0%
*         Bridgepoint Education, Inc.                                        962       6,503       0.0%
#*        Build-A-Bear Workshop, Inc.                                    287,962   3,887,487       0.0%
#*        Cabela's, Inc.                                                  58,366   3,595,929       0.0%
#         CalAtlantic Group, Inc.                                        187,852   6,071,377       0.1%
          Caleres, Inc.                                                  328,607   8,218,461       0.1%
#*        Cambium Learning Group, Inc.                                   199,480   1,033,306       0.0%
          Canterbury Park Holding Corp.                                   16,406     176,775       0.0%
*         Career Education Corp.                                         328,675   2,363,173       0.0%
#         Carriage Services, Inc.                                        329,421   7,787,512       0.1%
          Cato Corp. (The) Class A                                         4,856     144,078       0.0%
*         Century Casinos, Inc.                                          107,622     682,323       0.0%
*         Century Communities, Inc.                                      235,434   4,638,050       0.0%
*         Cherokee, Inc.                                                   2,388      22,447       0.0%
#         Children's Place, Inc. (The)                                   128,442   9,755,170       0.1%
#*        Christopher & Banks Corp.                                      741,819     949,528       0.0%
          Citi Trends, Inc.                                              245,694   4,879,483       0.0%
#*        Conn's, Inc.                                                   305,446   2,901,737       0.0%
#*        Container Store Group, Inc. (The)                              103,459     504,880       0.0%
#         Cooper Tire & Rubber Co.                                       100,255   3,684,371       0.0%
#         Core-Mark Holding Co., Inc.                                    646,197  22,843,064       0.2%
          CSS Industries, Inc.                                           258,809   6,496,106       0.1%
#*        Cumulus Media, Inc. Class A                                    238,642     329,326       0.0%
#*        Deckers Outdoor Corp.                                          212,095  11,069,238       0.1%
#*        Del Frisco's Restaurant Group, Inc.                            282,223   4,035,789       0.0%
#*        Del Taco Restaurants, Inc.                                     346,936   4,652,412       0.0%
#*        Delta Apparel, Inc.                                            187,018   3,085,797       0.0%
#         Destination Maternity Corp.                                    111,523     757,241       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   DeVry Education Group, Inc.                                  1,919,911 $43,581,980       0.4%
#   Dillard's, Inc. Class A                                        193,542  11,864,125       0.1%
*   Dixie Group, Inc. (The)                                        360,823   1,443,292       0.0%
    Dover Motorsports, Inc.                                        319,398     766,555       0.0%
    DSW, Inc. Class A                                               27,010     560,998       0.0%
#*  El Pollo Loco Holdings, Inc.                                    45,114     550,391       0.0%
#*  Eldorado Resorts, Inc.                                         114,558   1,386,152       0.0%
*   Emerson Radio Corp.                                            115,685     115,326       0.0%
*   Emmis Communications Corp. Class A                              19,841      67,459       0.0%
#   Entercom Communications Corp. Class A                          322,680   4,259,376       0.0%
#   Escalade, Inc.                                                   5,576      67,748       0.0%
*   EVINE Live, Inc.                                                12,616      27,124       0.0%
#*  EW Scripps Co. (The) Class A                                 1,614,044  21,402,223       0.2%
*   Express, Inc.                                                1,403,729  16,872,823       0.1%
#*  Federal-Mogul Holdings Corp.                                   648,473   6,004,860       0.1%
#   Finish Line, Inc. (The) Class A                                988,285  19,459,332       0.2%
#   Flanigan's Enterprises, Inc.                                     4,740     110,087       0.0%
#   Flexsteel Industries, Inc.                                     202,531   8,486,049       0.1%
#*  Fossil Group, Inc.                                             113,565   3,096,918       0.0%
#   Fred's, Inc. Class A                                           982,922   8,974,078       0.1%
*   FTD Cos., Inc.                                                 758,931  15,269,692       0.1%
#*  Full House Resorts, Inc.                                         6,169      10,055       0.0%
*   G-III Apparel Group, Ltd.                                       25,560     667,627       0.0%
#*  Gaia, Inc.                                                      27,181     201,139       0.0%
#   GameStop Corp. Class A                                         740,795  17,816,120       0.1%
*   Gaming Partners International Corp.                             23,499     244,155       0.0%
    Gannett Co., Inc.                                              919,395   7,143,699       0.1%
#*  Genesco, Inc.                                                  614,421  33,055,850       0.3%
    Graham Holdings Co. Class B                                     22,354  10,618,150       0.1%
#*  Gray Television, Inc.                                        1,986,735  17,681,941       0.1%
#*  Gray Television, Inc. Class A                                   23,767     203,208       0.0%
#*  Green Brick Partners, Inc.                                     262,559   2,008,576       0.0%
#   Group 1 Automotive, Inc.                                       719,029  43,335,878       0.4%
#   Guess?, Inc.                                                 2,521,887  34,045,474       0.3%
#   Harte-Hanks, Inc.                                            1,333,440   1,880,150       0.0%
#   Haverty Furniture Cos., Inc.                                   576,089  10,225,580       0.1%
    Haverty Furniture Cos., Inc. Class A                             5,701     101,193       0.0%
*   Helen of Troy, Ltd.                                            541,166  44,105,029       0.4%
#   Hooker Furniture Corp.                                         286,945   7,546,654       0.1%
#*  Houghton Mifflin Harcourt Co.                                  187,249   2,368,700       0.0%
*   Iconix Brand Group, Inc.                                     1,751,343  13,800,583       0.1%
    ILG, Inc.                                                      656,578  10,754,748       0.1%
    International Game Technology P.L.C.                           109,790   3,153,169       0.0%
    International Speedway Corp. Class A                           127,408   4,191,723       0.0%
*   Intrawest Resorts Holdings, Inc.                               100,441   1,648,237       0.0%
*   J Alexander's Holdings, Inc.                                    19,683     177,147       0.0%
*   Jaclyn, Inc.                                                    40,909     286,363       0.0%
#*  JAKKS Pacific, Inc.                                            586,555   3,929,919       0.0%
#*  JC Penney Co., Inc.                                          1,985,544  17,055,823       0.1%
    Johnson Outdoors, Inc. Class A                                 208,359   7,496,757       0.1%
*   K12, Inc.                                                      800,949   8,682,287       0.1%
#   KB Home                                                        264,974   3,852,722       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Kirkland's, Inc.                                                23,777 $   290,317       0.0%
*   La Quinta Holdings, Inc.                                       598,738   5,993,367       0.1%
*   Lakeland Industries, Inc.                                      146,269   1,448,063       0.0%
#*  Lands' End, Inc.                                                 4,577      71,401       0.0%
    Libbey, Inc.                                                   181,228   2,901,460       0.0%
    Liberty Tax, Inc.                                                1,273      15,085       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                   1,330,693  29,541,385       0.2%
#   Lifetime Brands, Inc.                                          424,938   6,012,873       0.1%
*   Lincoln Educational Services Corp.                               3,900       6,162       0.0%
#*  Loral Space & Communications, Inc.                               9,408     365,030       0.0%
#*  Luby's, Inc.                                                   703,630   2,948,210       0.0%
#*  M/I Homes, Inc.                                                699,979  15,056,548       0.1%
    Marcus Corp. (The)                                             561,043  14,867,639       0.1%
#*  MarineMax, Inc.                                                621,881  12,406,526       0.1%
#   Marriott Vacations Worldwide Corp.                             886,647  56,373,016       0.5%
#*  McClatchy Co. (The) Class A                                    120,680   1,701,588       0.0%
    McRae Industries, Inc. Class A                                  24,573     629,683       0.0%
#   MDC Holdings, Inc.                                           1,574,812  37,338,793       0.3%
*   Media General, Inc.                                            564,216   9,507,040       0.1%
#   Meredith Corp.                                                 514,852  23,348,538       0.2%
*   Meritage Homes Corp.                                         1,440,968  44,597,960       0.4%
*   Modine Manufacturing Co.                                       686,590   7,518,161       0.1%
#   Movado Group, Inc.                                             469,929  10,361,934       0.1%
#   NACCO Industries, Inc. Class A                                 142,677  10,436,823       0.1%
#*  Nevada Gold & Casinos, Inc.                                     83,887     142,608       0.0%
#   New Media Investment Group, Inc.                               473,542   6,819,005       0.1%
*   New York & Co., Inc.                                           183,869     404,512       0.0%
*   Nobility Homes, Inc.                                             3,827      59,319       0.0%
#   Office Depot, Inc.                                           3,056,682   9,628,548       0.1%
    P&F Industries, Inc. Class A                                    24,537     197,523       0.0%
#   Penske Automotive Group, Inc.                                  384,879  17,223,335       0.1%
*   Perfumania Holdings, Inc.                                       89,183     178,366       0.0%
*   Perry Ellis International, Inc.                                466,104   8,664,873       0.1%
#   Pier 1 Imports, Inc.                                           676,134   2,914,138       0.0%
*   QEP Co., Inc.                                                   42,217     766,239       0.0%
#*  Radio One, Inc. Class D                                        597,459   1,493,648       0.0%
    RCI Hospitality Holdings, Inc.                                 325,525   3,779,345       0.0%
#*  Reading International, Inc. Class A                             91,851   1,211,515       0.0%
#*  Red Lion Hotels Corp.                                          556,751   4,676,708       0.0%
*   Red Robin Gourmet Burgers, Inc.                                 18,625     856,750       0.0%
#*  Regis Corp.                                                  1,578,247  20,012,172       0.2%
#   Rent-A-Center, Inc.                                            459,567   4,637,031       0.0%
#*  Restoration Hardware Holdings, Inc.                             42,100   1,219,637       0.0%
    Rocky Brands, Inc.                                             210,881   2,256,427       0.0%
#*  Ruby Tuesday, Inc.                                           1,748,590   5,193,312       0.0%
#   Saga Communications, Inc. Class A                              155,199   6,518,358       0.1%
    Salem Media Group, Inc.                                        186,742   1,017,744       0.0%
    Scholastic Corp.                                             1,405,229  53,750,009       0.4%
*   Sequential Brands Group, Inc.                                  101,812     733,046       0.0%
#*  Shiloh Industries, Inc.                                        280,969   1,963,973       0.0%
#   Shoe Carnival, Inc.                                            589,025  14,943,564       0.1%
#*  Skechers U.S.A., Inc. Class A                                    5,571     117,158       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#   Sonic Automotive, Inc. Class A                                 829,401 $   14,846,278       0.1%
*   Spanish Broadcasting System, Inc. Class A                        8,699         29,577       0.0%
#   Spartan Motors, Inc.                                           892,233      7,628,592       0.1%
#   Speedway Motorsports, Inc.                                   1,024,909     19,278,538       0.2%
#   Stage Stores, Inc.                                             970,898      4,941,871       0.0%
#   Standard Motor Products, Inc.                                  205,474     10,047,679       0.1%
    Stanley Furniture Co., Inc.                                     93,359        128,835       0.0%
*   Starz Class B                                                    1,126         34,686       0.0%
#   Strattec Security Corp.                                         68,906      2,446,163       0.0%
#   Superior Industries International, Inc.                        777,698     19,053,601       0.2%
#   Superior Uniform Group, Inc.                                   255,684      4,548,618       0.0%
#*  Sypris Solutions, Inc.                                         231,951        229,631       0.0%
#   Tailored Brands, Inc.                                          118,288      1,868,950       0.0%
#*  Taylor Morrison Home Corp. Class A                             111,968      1,910,174       0.0%
*   Tilly's, Inc. Class A                                          249,297      2,313,476       0.0%
*   TopBuild Corp.                                                 789,318     23,782,151       0.2%
*   Townsquare Media, Inc. Class A                                  10,744         90,035       0.0%
*   Trans World Entertainment Corp.                                641,067      2,500,161       0.0%
#*  TRI Pointe Group, Inc.                                       4,135,748     44,790,151       0.4%
#*  Tuesday Morning Corp.                                        1,298,718      6,428,654       0.1%
*   Unifi, Inc.                                                    440,818     12,673,517       0.1%
    Universal Technical Institute, Inc.                            111,657        169,719       0.0%
#*  Vera Bradley, Inc.                                             111,154      1,486,129       0.0%
*   Vista Outdoor, Inc.                                            547,282     21,163,395       0.2%
    Visteon Corp.                                                   49,651      3,505,857       0.0%
#*  Vitamin Shoppe, Inc.                                           470,510     11,786,275       0.1%
#*  VOXX International Corp.                                       557,741      2,286,738       0.0%
#*  WCI Communities, Inc.                                          335,407      7,764,672       0.1%
#   Wendy's Co. (The)                                            2,912,608     31,572,671       0.3%
*   West Marine, Inc.                                              672,955      5,383,640       0.0%
#   Weyco Group, Inc.                                               13,023        329,612       0.0%
#*  William Lyon Homes Class A                                     643,519     11,493,249       0.1%
    Wolverine World Wide, Inc.                                     691,146     14,755,967       0.1%
#*  ZAGG, Inc.                                                     654,306      4,252,989       0.0%
#*  Zumiez, Inc.                                                   309,159      6,878,788       0.1%
                                                                           --------------      ----
Total Consumer Discretionary                                                1,612,405,065      12.8%
                                                                           --------------      ----
Consumer Staples -- (3.9%)
#   Alico, Inc.                                                     11,108        290,474       0.0%
#*  Alliance One International, Inc.                               245,347      3,643,403       0.0%
#   Andersons, Inc. (The)                                          539,995     20,546,810       0.2%
*   Bridgford Foods Corp.                                           37,720        430,008       0.0%
*   CCA Industries, Inc.                                            31,897         95,691       0.0%
#*  Central Garden & Pet Co.                                       327,825      7,972,704       0.1%
*   Central Garden & Pet Co. Class A                             1,036,368     24,188,829       0.2%
*   Chefs' Warehouse, Inc. (The)                                     2,190         24,966       0.0%
#*  Coffee Holding Co., Inc.                                         1,109          5,733       0.0%
#*  Craft Brew Alliance, Inc.                                       36,131        579,902       0.0%
    Cuisine Solutions, Inc.                                        131,434        320,699       0.0%
*   Darling Ingredients, Inc.                                    5,273,808     71,723,789       0.6%
#   Fresh Del Monte Produce, Inc.                                1,819,097    109,782,504       0.9%
    Ingles Markets, Inc. Class A                                   300,477     11,868,841       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#   John B. Sanfilippo & Son, Inc.                                 214,257 $ 10,858,545       0.1%
#*  Landec Corp.                                                   722,174    9,568,805       0.1%
    Mannatech, Inc.                                                  6,862      118,713       0.0%
#   MGP Ingredients, Inc.                                          223,911    7,883,906       0.1%
*   Natural Alternatives International, Inc.                       131,796    1,660,630       0.0%
#   Nature's Sunshine Products, Inc.                                 3,285       41,227       0.0%
*   Nutraceutical International Corp.                              153,336    4,416,077       0.0%
    Oil-Dri Corp. of America                                        73,605    2,484,905       0.0%
*   Omega Protein Corp.                                            633,550   14,128,165       0.1%
#   Orchids Paper Products Co.                                       8,840      226,834       0.0%
#*  Post Holdings, Inc.                                            729,726   55,627,013       0.4%
*   Revlon, Inc. Class A                                            15,582      529,788       0.0%
    Sanderson Farms, Inc.                                           18,860    1,697,023       0.0%
#*  Seaboard Corp.                                                  18,550   62,791,750       0.5%
#*  Seneca Foods Corp. Class A                                     178,598    5,250,781       0.0%
*   Seneca Foods Corp. Class B                                      24,265      800,745       0.0%
#*  Smart & Final Stores, Inc.                                     169,745    2,036,940       0.0%
#   Snyder's-Lance, Inc.                                           755,223   26,863,282       0.2%
    SpartanNash Co.                                              1,051,745   29,448,860       0.2%
#*  United Natural Foods, Inc.                                     549,489   22,935,671       0.2%
#   Universal Corp.                                                808,599   43,826,066       0.4%
    Village Super Market, Inc. Class A                              88,404    2,643,280       0.0%
#   Weis Markets, Inc.                                             155,436    8,646,905       0.1%
                                                                           ------------       ---
Total Consumer Staples                                                      565,960,264       4.5%
                                                                           ------------       ---
Energy -- (9.1%)
    Adams Resources & Energy, Inc.                                 110,756    4,047,024       0.0%
#   Alon USA Energy, Inc.                                        2,429,146   19,578,917       0.2%
    Archrock, Inc.                                               2,464,361   28,586,588       0.2%
#   Atwood Oceanics, Inc.                                        1,040,139    7,936,261       0.1%
*   Barnwell Industries, Inc.                                      136,151      217,842       0.0%
#   Bristow Group, Inc.                                          1,346,309   13,476,553       0.1%
*   Callon Petroleum Co.                                           137,500    1,786,125       0.0%
*   Clean Energy Fuels Corp.                                       606,079    2,490,985       0.0%
#*  Cloud Peak Energy, Inc.                                      1,361,609    8,387,511       0.1%
#   CONSOL Energy, Inc.                                          1,831,749   31,048,146       0.2%
*   Contango Oil & Gas Co.                                         273,203    2,139,180       0.0%
#   CVR Energy, Inc.                                                25,677      340,477       0.0%
*   Dawson Geophysical Co.                                         418,941    2,744,064       0.0%
    Delek US Holdings, Inc.                                      2,467,356   41,698,316       0.3%
#   DHT Holdings, Inc.                                           3,202,577   13,034,488       0.1%
#   Diamond Offshore Drilling, Inc.                              1,530,324   25,235,043       0.2%
#*  Dorian LPG, Ltd.                                               486,232    2,737,486       0.0%
#*  Dril-Quip, Inc.                                                422,765   20,081,338       0.2%
    Ensco P.L.C. Class A                                           116,169      908,442       0.0%
#*  EP Energy Corp. Class A                                        144,288      513,665       0.0%
*   Era Group, Inc.                                                708,475    5,348,986       0.0%
#*  Exterran Corp.                                               1,232,180   19,480,766       0.2%
#*  Forum Energy Technologies, Inc.                              1,291,961   23,255,298       0.2%
#   GasLog, Ltd.                                                   645,398    9,906,859       0.1%
*   Gastar Exploration, Inc.                                         8,001        8,641       0.0%
#   Green Plains, Inc.                                           1,213,541   31,552,066       0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Energy -- (Continued)
#   Gulf Island Fabrication, Inc.                                  376,278 $    3,762,780       0.0%
#*  Gulfmark Offshore, Inc. Class A                                477,412        549,024       0.0%
#   Hallador Energy Co.                                            115,748      1,023,212       0.0%
#*  Helix Energy Solutions Group, Inc.                           3,473,714     30,290,786       0.2%
#*  Hornbeck Offshore Services, Inc.                             1,101,320      4,372,240       0.0%
#*  ION Geophysical Corp.                                           10,650         62,835       0.0%
#*  Jones Energy, Inc. Class A                                      41,211        168,965       0.0%
*   Matrix Service Co.                                             150,963      2,672,045       0.0%
#*  McDermott International, Inc.                                4,785,542     24,597,686       0.2%
*   Mexco Energy Corp.                                                 333          1,465       0.0%
*   Mitcham Industries, Inc.                                       315,039        932,515       0.0%
#   Nabors Industries, Ltd.                                      6,743,367     80,246,067       0.6%
#*  Natural Gas Services Group, Inc.                               395,871      8,590,401       0.1%
#*  Newpark Resources, Inc.                                      1,335,330      8,412,579       0.1%
#   Noble Corp. P.L.C.                                           4,523,821     22,347,676       0.2%
#*  Northern Oil and Gas, Inc.                                     285,387        599,313       0.0%
#*  Oasis Petroleum, Inc.                                        7,099,759     74,476,472       0.6%
    Oceaneering International, Inc.                                 34,282        815,912       0.0%
#*  Oil States International, Inc.                               1,540,499     45,059,596       0.4%
    Overseas Shipholding Group, Inc. Class A                       156,762      1,373,235       0.0%
#*  Pacific Drilling SA                                             20,732         72,977       0.0%
*   Pacific Ethanol, Inc.                                          396,727      2,955,616       0.0%
*   Parker Drilling Co.                                          4,013,225      8,026,450       0.1%
#   Patterson-UTI Energy, Inc.                                   5,206,407    117,040,029       0.9%
#   PBF Energy, Inc. Class A                                     1,764,769     38,471,964       0.3%
#*  PDC Energy, Inc.                                             1,354,503     83,071,669       0.7%
*   PHI, Inc. Non-Voting                                           383,197      5,970,209       0.1%
*   PHI, Inc. Voting                                                 1,686         25,459       0.0%
#*  Pioneer Energy Services Corp.                                1,870,740      6,641,127       0.1%
    QEP Resources, Inc.                                          1,033,760     16,612,523       0.1%
#*  Renewable Energy Group, Inc.                                   784,868      6,867,595       0.1%
#*  REX American Resources Corp.                                   178,986     14,138,104       0.1%
*   Rice Energy, Inc.                                              729,242     16,108,956       0.1%
#   Rowan Cos. P.L.C. Class A                                    4,670,168     61,973,129       0.5%
*   RSP Permian, Inc.                                            2,076,424     74,958,906       0.6%
#   Scorpio Tankers, Inc.                                        6,136,314     23,502,083       0.2%
#*  SEACOR Holdings, Inc.                                          613,505     30,251,932       0.2%
#   SemGroup Corp. Class A                                         730,401     23,555,432       0.2%
#   Ship Finance International, Ltd.                               295,576      3,739,036       0.0%
    SM Energy Co.                                                   16,411        551,902       0.0%
#   Teekay Tankers, Ltd. Class A                                 1,643,265      3,500,154       0.0%
#   Tesco Corp.                                                    589,645      4,039,068       0.0%
*   TETRA Technologies, Inc.                                     1,556,100      8,480,745       0.1%
#   Tidewater, Inc.                                                417,448        722,185       0.0%
#*  W&T Offshore, Inc.                                              17,583         25,495       0.0%
#   Western Refining, Inc.                                         351,902     10,152,373       0.1%
#*  Whiting Petroleum Corp.                                      2,658,608     21,906,930       0.2%
#*  Willbros Group, Inc.                                           236,977        360,205       0.0%
    World Fuel Services Corp.                                      231,277      9,308,899       0.1%
#*  WPX Energy, Inc.                                             8,320,294     90,358,393       0.7%
                                                                           --------------      ----
Total Energy                                                                1,310,285,416      10.4%
                                                                           --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (23.3%)
    1st Constitution Bancorp                                        19,786 $    267,111       0.0%
    1st Source Corp.                                               659,054   22,776,906       0.2%
    A-Mark Precious Metals, Inc.                                    59,842      912,591       0.0%
    Allied World Assurance Co. Holdings AG                         138,948    5,971,985       0.1%
#*  Ambac Financial Group, Inc.                                    791,269   14,598,913       0.1%
    American Equity Investment Life Holding Co.                  3,022,120   54,186,612       0.4%
#   American National Bankshares, Inc.                              22,721      614,603       0.0%
    American National Insurance Co.                                 59,597    6,982,385       0.1%
*   American River Bankshares                                      142,147    1,738,458       0.0%
    AmeriServ Financial, Inc.                                      323,958    1,052,864       0.0%
*   Anchor Bancorp, Inc.                                               600       14,850       0.0%
    Argo Group International Holdings, Ltd.                      1,114,881   61,987,384       0.5%
    Aspen Insurance Holdings, Ltd.                               2,180,395  105,204,059       0.8%
#   Associated Banc-Corp                                         5,119,075  103,917,222       0.8%
*   Asta Funding, Inc.                                             228,261    2,236,958       0.0%
#   Astoria Financial Corp.                                      2,693,376   39,404,091       0.3%
    Atlantic American Corp.                                        238,675      906,965       0.0%
*   Atlantic Coast Financial Corp.                                  17,393      111,663       0.0%
*   Atlanticus Holdings Corp.                                      262,883      906,946       0.0%
    Baldwin & Lyons, Inc. Class A                                    3,124       74,835       0.0%
#   Baldwin & Lyons, Inc. Class B                                  371,022    9,127,141       0.1%
#   Banc of California, Inc.                                       452,928    6,023,942       0.1%
#   Bancorp of New Jersey, Inc.                                        400        4,520       0.0%
#*  Bancorp, Inc. (The)                                            404,002    2,516,932       0.0%
    BancorpSouth, Inc.                                             294,993    6,932,335       0.1%
    Bank Mutual Corp.                                              368,528    2,874,518       0.0%
    Bank of Commerce Holdings                                       28,881      210,831       0.0%
#   BankFinancial Corp.                                            553,115    6,952,656       0.1%
    BankUnited, Inc.                                                13,525      394,119       0.0%
    Banner Corp.                                                   249,961   11,283,240       0.1%
#   Bar Harbor Bankshares                                            2,131       77,462       0.0%
#*  BBX Capital Corp. Class A                                       73,038    1,487,054       0.0%
    BCB Bancorp, Inc.                                               26,655      314,529       0.0%
#   Bear State Financial, Inc.                                     110,244      974,557       0.0%
#   Beneficial Bancorp, Inc.                                     1,069,591   15,509,069       0.1%
    Berkshire Bancorp, Inc.                                          4,650       37,898       0.0%
    Berkshire Hills Bancorp, Inc.                                  883,106   26,095,782       0.2%
#   Blue Hills Bancorp, Inc.                                       181,441    2,821,408       0.0%
*   BNCCORP, Inc.                                                   29,762      644,347       0.0%
    Boston Private Financial Holdings, Inc.                        555,709    7,307,573       0.1%
    Brookline Bancorp, Inc.                                      2,014,872   25,790,362       0.2%
    C&F Financial Corp.                                             14,960      625,328       0.0%
#   Calamos Asset Management, Inc. Class A                         173,379    1,120,028       0.0%
#   California First National Bancorp                              142,816    2,013,706       0.0%
#   Camden National Corp.                                           27,210      898,474       0.0%
#   Capital City Bank Group, Inc.                                   73,861    1,110,869       0.0%
#   Capitol Federal Financial, Inc.                              1,693,690   24,846,432       0.2%
*   Carolina Bank Holdings, Inc.                                     4,214       84,238       0.0%
*   Cascade Bancorp                                                326,579    1,995,398       0.0%
#   Cathay General Bancorp                                       1,048,828   31,412,399       0.3%
    Central Pacific Financial Corp.                                158,631    4,065,713       0.0%
    Central Valley Community Bancorp                                12,690      181,721       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Financials -- (Continued)
           Century Bancorp, Inc. Class A                                   20,031 $    908,406       0.0%
           Charter Financial Corp.                                         80,171    1,014,163       0.0%
           Chemical Financial Corp.                                       712,835   30,616,263       0.3%
#          Citizens Community Bancorp, Inc.                                42,530      461,451       0.0%
#          Citizens First Corp.                                             5,422       91,849       0.0%
#          Clifton Bancorp, Inc.                                          206,986    3,164,816       0.0%
#          CNB Financial Corp.                                             25,943      507,186       0.0%
           CNO Financial Group, Inc.                                    5,075,652   76,540,832       0.6%
           Codorus Valley Bancorp, Inc.                                    17,954      375,238       0.0%
*          Colony Bankcorp, Inc.                                           12,037      120,069       0.0%
#          Columbia Banking System, Inc.                                    8,821      291,269       0.0%
*          Community Bankers Trust Corp.                                      300        1,695       0.0%
           Community Trust Bancorp, Inc.                                   63,755    2,330,245       0.0%
           Community West Bancshares                                       23,717      193,294       0.0%
(degrees)* CommunityOne Bancorp                                               854       12,048       0.0%
#          ConnectOne Bancorp, Inc.                                       119,252    2,188,274       0.0%
#*         Consumer Portfolio Services, Inc.                              712,884    3,193,720       0.0%
#*         Cowen Group, Inc. Class A                                    1,405,566    4,568,089       0.0%
*          CU Bancorp                                                      10,690      251,215       0.0%
#*         Customers Bancorp, Inc.                                        136,560    3,696,679       0.0%
           Dime Community Bancshares, Inc.                                346,824    5,618,549       0.1%
           Donegal Group, Inc. Class A                                    527,104    7,932,915       0.1%
           Donegal Group, Inc. Class B                                     54,693    1,007,719       0.0%
           Eagle Bancorp Montana, Inc.                                      1,125       17,550       0.0%
#          Eastern Virginia Bankshares, Inc.                               23,197      191,375       0.0%
#          EMC Insurance Group, Inc.                                      485,141   11,813,183       0.1%
#*         Emergent Capital, Inc.                                          46,759      129,522       0.0%
           Employers Holdings, Inc.                                       452,893   14,198,196       0.1%
           Endurance Specialty Holdings, Ltd.                           1,510,269  138,869,235       1.1%
#*         Enova International, Inc.                                      139,253    1,308,978       0.0%
#*         Enstar Group, Ltd.                                              22,810    3,845,766       0.0%
#          Enterprise Bancorp, Inc.                                         4,183      109,176       0.0%
           ESSA Bancorp, Inc.                                             177,322    2,390,301       0.0%
           Evans Bancorp, Inc.                                              5,783      157,298       0.0%
           EverBank Financial Corp.                                       168,679    3,257,191       0.0%
#*         Ezcorp, Inc. Class A                                         1,080,854   10,538,326       0.1%
#          Farmers Capital Bank Corp.                                      66,110    2,075,854       0.0%
           FBL Financial Group, Inc. Class A                              786,411   49,779,816       0.4%
#          Federal Agricultural Mortgage Corp. Class A                      3,592      170,584       0.0%
           Federal Agricultural Mortgage Corp. Class C                    264,840   10,813,417       0.1%
#          Federated National Holding Co.                                  82,850    1,483,843       0.0%
           Fidelity Southern Corp.                                         72,553    1,322,641       0.0%
           Financial Institutions, Inc.                                   218,482    5,866,242       0.1%
*          First Acceptance Corp.                                         865,637      744,448       0.0%
           First American Financial Corp.                               1,009,519   39,431,812       0.3%
#*         First BanCorp(318672706)                                     1,822,940    9,351,682       0.1%
#          First Bancorp(318910106)                                       193,281    3,821,165       0.0%
           First Bancorp of Indiana, Inc.                                   5,430       91,767       0.0%
#          First Bancorp, Inc.                                              8,563      202,686       0.0%
*          First Bancshares, Inc.                                          22,105      234,092       0.0%
           First Bancshares, Inc. (The)                                     2,580       55,470       0.0%
           First Busey Corp.                                               33,198      767,206       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
           First Business Financial Services, Inc.                         47,706 $   899,258       0.0%
#          First Citizens BancShares, Inc. Class A                         26,861   7,816,551       0.1%
#          First Commonwealth Financial Corp.                           2,524,237  25,646,248       0.2%
#          First Community Bancshares, Inc.                               176,748   4,003,342       0.0%
#          First Connecticut Bancorp., Inc.                                99,109   1,759,185       0.0%
           First Defiance Financial Corp.                                 212,253   8,379,748       0.1%
           First Federal of Northern Michigan Bancorp, Inc.                31,310     212,125       0.0%
#          First Financial Corp.                                          131,857   5,287,466       0.1%
           First Financial Northwest, Inc.                                269,831   4,290,313       0.0%
           First Interstate BancSystem, Inc. Class A                      471,277  15,033,736       0.1%
           First Merchants Corp.                                          940,324  26,470,121       0.2%
           First Midwest Bancorp, Inc.                                  2,238,800  43,231,228       0.4%
*          First Northwest Bancorp                                         10,732     146,921       0.0%
(degrees)* First Place Financial Corp.                                    203,821          --       0.0%
           First South Bancorp, Inc.                                        8,902      86,349       0.0%
#*         First United Corp.                                              70,785     828,185       0.0%
           FirstCash, Inc.                                                531,967  25,108,842       0.2%
*          Flagstar Bancorp, Inc.                                         645,064  17,694,106       0.2%
           Flushing Financial Corp.                                       564,013  12,081,158       0.1%
#          FNB Corp.                                                    4,087,225  53,420,031       0.4%
#*         FNFV Group                                                     186,847   2,251,506       0.0%
#          Fulton Financial Corp.                                       5,483,715  81,707,353       0.7%
#          Gain Capital Holdings, Inc.                                    269,482   1,239,617       0.0%
           GAINSCO, Inc.                                                      100       1,385       0.0%
#*         Genworth Financial, Inc. Class A                             5,286,182  21,884,793       0.2%
*          Global Indemnity P.L.C.                                        278,369   8,362,205       0.1%
#          Great Southern Bancorp, Inc.                                     6,285     259,885       0.0%
           Great Western Bancorp, Inc.                                    158,503   5,110,137       0.1%
#*         Green Bancorp, Inc.                                             21,117     218,561       0.0%
           Guaranty Federal Bancshares, Inc.                               32,452     537,730       0.0%
*          Hallmark Financial Services, Inc.                              497,585   5,154,981       0.1%
#          Hancock Holding Co.                                          2,430,305  81,536,733       0.7%
#          Hanover Insurance Group, Inc. (The)                          1,211,123  92,275,461       0.7%
           Harleysville Savings Financial Corp.                            14,292     263,687       0.0%
           Hawthorn Bancshares, Inc.                                       31,712     458,238       0.0%
#          HCI Group, Inc.                                                 50,140   1,359,295       0.0%
           Heartland Financial USA, Inc.                                   56,246   2,106,413       0.0%
           Heritage Commerce Corp.                                         83,525     906,246       0.0%
#          Heritage Financial Corp.                                       289,345   5,323,948       0.1%
#          Heritage Insurance Holdings, Inc.                               26,854     316,609       0.0%
*          Hilltop Holdings, Inc.                                       1,259,562  31,111,181       0.3%
*          HMN Financial, Inc.                                            102,799   1,511,145       0.0%
#          Home Bancorp, Inc.                                               6,475     185,897       0.0%
*          HomeStreet, Inc.                                               427,877  11,788,011       0.1%
#*         HomeTrust Bancshares, Inc.                                     151,423   2,816,468       0.0%
           Hope Bancorp, Inc.                                             937,287  15,127,812       0.1%
           HopFed Bancorp, Inc.                                            72,033     819,736       0.0%
           Horace Mann Educators Corp.                                    975,976  35,086,337       0.3%
           Horizon Bancorp                                                    339       9,831       0.0%
           Huntington Bancshares, Inc.                                    103,383   1,095,860       0.0%
#          Iberiabank Corp.                                             1,089,503  71,525,872       0.6%
#          Independence Holding Co.                                       286,411   5,026,513       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Independent Bank Corp.                                          29,592 $   497,146       0.0%
    Independent Bank Group, Inc.                                    45,436   2,194,559       0.0%
    Infinity Property & Casualty Corp.                             399,551  32,743,204       0.3%
    International Bancshares Corp.                               1,155,079  35,634,187       0.3%
*   INTL. FCStone, Inc.                                             38,195   1,371,201       0.0%
#   Investment Technology Group, Inc.                              243,447   3,727,174       0.0%
#   Investors Title Co.                                             43,829   4,207,584       0.0%
#   Janus Capital Group, Inc.                                    3,857,007  49,446,830       0.4%
*   KCG Holdings, Inc. Class A                                   1,377,192  17,572,970       0.1%
#   Kearny Financial Corp.                                       1,036,983  14,465,913       0.1%
#   Kemper Corp.                                                 1,719,925  64,583,184       0.5%
#*  Ladenburg Thalmann Financial Services, Inc.                    139,945     285,488       0.0%
#   Lake Shore Bancorp, Inc.                                           697       9,605       0.0%
    Lake Sunapee Bank Group                                         90,405   1,647,179       0.0%
    Lakeland Bancorp, Inc.                                         367,726   5,203,323       0.1%
    Landmark Bancorp, Inc.                                          28,219     747,804       0.0%
    Legg Mason, Inc.                                                20,139     578,392       0.0%
    Macatawa Bank Corp.                                            102,086     829,959       0.0%
#   Mackinac Financial Corp.                                       137,076   1,584,599       0.0%
*   Magyar Bancorp, Inc.                                            36,773     384,094       0.0%
    Maiden Holdings, Ltd.                                        2,122,978  28,978,650       0.2%
    MainSource Financial Group, Inc.                               554,948  13,851,502       0.1%
    Marlin Business Services Corp.                                 348,647   6,101,322       0.1%
    MB Financial, Inc.                                           2,019,391  73,485,638       0.6%
#*  MBIA, Inc.                                                   3,732,797  28,742,537       0.2%
#   MBT Financial Corp.                                            357,657   3,147,382       0.0%
    Mercantile Bank Corp.                                          271,465   7,470,717       0.1%
    Meta Financial Group, Inc.                                      16,723   1,224,960       0.0%
    Mid Penn Bancorp, Inc.                                           4,664      86,284       0.0%
#   MidSouth Bancorp, Inc.                                          25,891     265,383       0.0%
#   MidWestOne Financial Group, Inc.                                16,651     484,211       0.0%
*   MSB Financial Corp.                                              3,518      47,141       0.0%
    MutualFirst Financial, Inc.                                    140,766   3,849,950       0.0%
    National Bank Holdings Corp. Class A                           613,233  14,926,091       0.1%
    National Security Group, Inc. (The)                             11,290     192,156       0.0%
#   National Western Life Group, Inc. Class A                       65,827  14,179,136       0.1%
    Navigators Group, Inc. (The)                                   451,164  42,048,485       0.3%
#   NBT Bancorp, Inc.                                               41,116   1,386,020       0.0%
    Nelnet, Inc. Class A                                           654,013  25,624,229       0.2%
#*  NewStar Financial, Inc.                                        521,850   5,077,600       0.1%
*   Nicholas Financial, Inc.                                        38,129     366,801       0.0%
*   NMI Holdings, Inc. Class A                                     294,512   2,253,017       0.0%
    Northeast Bancorp                                               13,957     156,318       0.0%
#   Northeast Community Bancorp, Inc.                               10,981      79,612       0.0%
#   Northfield Bancorp, Inc.                                       497,208   8,179,072       0.1%
#   Northrim BanCorp, Inc.                                         159,035   3,904,309       0.0%
#   Northwest Bancshares, Inc.                                   2,334,329  36,742,338       0.3%
#   Norwood Financial Corp.                                            504      14,616       0.0%
    Ocean Shore Holding Co.                                         18,712     450,959       0.0%
#   OceanFirst Financial Corp.                                      31,048     642,073       0.0%
    OFG Bancorp                                                  1,223,699  13,032,394       0.1%
    Old Line Bancshares, Inc.                                       12,103     238,248       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#   Old National Bancorp.                                        3,911,008 $57,491,818       0.5%
#   Old Second Bancorp, Inc.                                       321,849   2,494,330       0.0%
    OneBeacon Insurance Group, Ltd. Class A                         45,710     628,055       0.0%
#   Oppenheimer Holdings, Inc. Class A                             121,022   1,694,308       0.0%
#   Opus Bank                                                       19,401     388,990       0.0%
    Oritani Financial Corp.                                        138,673   2,170,232       0.0%
    Pacific Continental Corp.                                       64,671   1,109,108       0.0%
*   Pacific Mercantile Bancorp                                      66,986     375,122       0.0%
    Park Sterling Corp.                                            809,619   6,970,820       0.1%
    Parke Bancorp, Inc.                                                440       6,864       0.0%
*   Patriot National Bancorp, Inc.                                   7,682      99,866       0.0%
#   PB Bancorp, Inc.                                                 3,118      28,062       0.0%
#   Peapack Gladstone Financial Corp.                               51,473   1,088,654       0.0%
    Peoples Bancorp of North Carolina, Inc.                         32,318     670,599       0.0%
#   Peoples Bancorp, Inc.                                          418,837  10,374,592       0.1%
#   Peoples Financial Services Corp.                                 3,036     120,954       0.0%
*   PHH Corp.                                                      284,996   4,138,142       0.0%
*   PICO Holdings, Inc.                                             43,659     528,274       0.0%
*   Piper Jaffray Cos.                                             341,183  19,293,899       0.2%
    Popular, Inc.                                                1,052,283  38,197,873       0.3%
    Premier Financial Bancorp, Inc.                                158,628   2,668,123       0.0%
#   Provident Financial Holdings, Inc.                             199,954   3,815,122       0.0%
#   Provident Financial Services, Inc.                           2,304,932  52,298,907       0.4%
#   Prudential Bancorp, Inc.                                            94       1,387       0.0%
#*  Regional Management Corp.                                      230,332   5,129,494       0.1%
#   Renasant Corp.                                                 480,526  16,212,947       0.1%
    Republic Bancorp, Inc. Class A                                  50,029   1,582,918       0.0%
#*  Republic First Bancorp, Inc.                                    49,093     193,917       0.0%
    Riverview Bancorp, Inc.                                        460,438   2,408,091       0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A                  16,564      43,066       0.0%
#   S&T Bancorp, Inc.                                               65,448   2,054,413       0.0%
#*  Safeguard Scientifics, Inc.                                    139,026   1,640,507       0.0%
    Safety Insurance Group, Inc.                                   254,070  17,200,539       0.1%
#   Salisbury Bancorp, Inc.                                          3,107      96,938       0.0%
    Sandy Spring Bancorp, Inc.                                     439,683  13,937,951       0.1%
#   SB Financial Group, Inc.                                        33,863     432,431       0.0%
*   Security National Financial Corp. Class A                       16,056     100,350       0.0%
*   Select Bancorp, Inc.                                            40,342     326,770       0.0%
#   Selective Insurance Group, Inc.                              1,813,049  66,992,161       0.5%
#   Shore Bancshares, Inc.                                          26,812     342,389       0.0%
#   SI Financial Group, Inc.                                        10,691     139,518       0.0%
    Siebert Financial Corp.                                         39,339      47,600       0.0%
    Sierra Bancorp                                                 271,230   4,844,168       0.0%
    Simmons First National Corp. Class A                             3,041     150,073       0.0%
#*  Southern First Bancshares, Inc.                                 65,257   1,732,573       0.0%
    Southern National Bancorp of Virginia, Inc.                     10,568     138,652       0.0%
    Southwest Bancorp, Inc.                                        520,886   9,714,524       0.1%
    Southwest Georgia Financial Corp.                                1,652      26,482       0.0%
#   State Auto Financial Corp.                                     883,721  20,237,211       0.2%
#   Sterling Bancorp                                             2,051,207  36,921,726       0.3%
#   Stewart Information Services Corp.                             310,933  13,976,438       0.1%
#*  Stifel Financial Corp.                                         528,045  20,667,681       0.2%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Financials -- (Continued)
    Stonegate Bank                                                  56,455 $    1,955,601       0.0%
    Summit State Bank                                                8,558        112,966       0.0%
#   Sun Bancorp, Inc.                                               65,792      1,513,216       0.0%
#   Sussex Bancorp                                                  30,750        511,988       0.0%
#   Synovus Financial Corp.                                        395,846     13,090,627       0.1%
    TCF Financial Corp.                                          1,407,573     20,128,294       0.2%
#   Territorial Bancorp, Inc.                                       63,537      1,812,075       0.0%
    TheStreet, Inc.                                                447,394        469,764       0.0%
#*  Third Point Reinsurance, Ltd.                                   76,472        898,546       0.0%
    Timberland Bancorp, Inc.                                       186,434      3,068,704       0.0%
#   Tiptree Financial, Inc. Class A                                881,676      5,113,721       0.1%
    Trico Bancshares                                                50,520      1,329,686       0.0%
#*  TriState Capital Holdings, Inc.                                101,395      1,789,622       0.0%
#   Trustmark Corp.                                              1,321,402     36,576,407       0.3%
    Umpqua Holdings Corp.                                        2,689,139     41,090,044       0.3%
*   Unico American Corp.                                           145,800      1,651,185       0.0%
    Union Bankshares Corp.                                       1,099,068     30,696,969       0.3%
#   United Bancshares, Inc.                                          9,093        177,314       0.0%
    United Community Bancorp                                         2,815         44,477       0.0%
    United Community Banks, Inc.                                     7,599        163,910       0.0%
    United Community Financial Corp.                               723,872      5,320,459       0.1%
#   United Financial Bancorp, Inc.                                 749,500     11,025,145       0.1%
#   United Fire Group, Inc.                                        849,892     33,587,732       0.3%
    United Insurance Holdings Corp.                                  8,316        120,582       0.0%
*   United Security Bancshares                                      48,671        301,760       0.0%
    Unity Bancorp, Inc.                                             62,788        772,292       0.0%
#   Univest Corp. of Pennsylvania                                  120,300      2,857,125       0.0%
#   Valley National Bancorp                                      1,427,565     14,075,791       0.1%
#   VSB Bancorp, Inc.                                                  833         11,437       0.0%
*   Walker & Dunlop, Inc.                                           74,504      1,793,311       0.0%
#   Washington Federal, Inc.                                     3,026,177     82,463,323       0.7%
    Waterstone Financial, Inc.                                     306,115      5,188,649       0.1%
#   Wayne Savings Bancshares, Inc.                                  22,033        322,783       0.0%
#   Webster Financial Corp.                                      1,721,848     69,562,659       0.6%
#   WesBanco, Inc.                                                 912,060     30,015,895       0.2%
#   Western New England Bancorp, Inc.                              540,157      4,267,240       0.0%
#   Wintrust Financial Corp.                                     1,662,760     89,705,902       0.7%
    WVS Financial Corp.                                              1,740         21,315       0.0%
                                                                           --------------      ----
Total Financials                                                            3,349,998,838      26.6%
                                                                           --------------      ----
Health Care -- (3.9%)
#   Aceto Corp.                                                    424,281      7,777,071       0.1%
*   Acorda Therapeutics, Inc.                                        6,102        108,005       0.0%
#*  Addus HomeCare Corp.                                            49,218      1,245,215       0.0%
#*  Air Methods Corp.                                               40,013      1,058,344       0.0%
#*  Albany Molecular Research, Inc.                                245,971      3,834,688       0.0%
*   Alere, Inc.                                                    944,577     42,203,700       0.3%
#*  Allied Healthcare Products, Inc.                                77,605         92,350       0.0%
#*  Allscripts Healthcare Solutions, Inc.                          692,891      8,321,621       0.1%
#*  Almost Family, Inc.                                            289,543     11,364,563       0.1%
#*  Amedisys, Inc.                                                 322,278     13,941,746       0.1%
#*  American Shared Hospital Services                               87,469        255,847       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                          SHARES     VALUE+    OF NET ASSETS**
                                                                         --------- ----------- ---------------
Health Care -- (Continued)
#*          Amsurg Corp.                                                   745,198 $44,525,580       0.4%
*           AngioDynamics, Inc.                                          1,107,319  17,650,665       0.1%
*           Applied Genetic Technologies Corp.                               4,296      30,716       0.0%
#*          Aptevo Therapeutics, Inc.                                       28,753      63,544       0.0%
*           Arrhythmia Research Technology, Inc.                             2,937      12,189       0.0%
*           Bioanalytical Systems, Inc.                                      9,691       7,365       0.0%
#*          BioScrip, Inc.                                                 318,443     856,612       0.0%
*           BioTelemetry, Inc.                                              12,282     217,391       0.0%
#*          Brookdale Senior Living, Inc.                                  715,374  10,322,847       0.1%
#*          Community Health Systems, Inc.                                 417,069   2,202,124       0.0%
#           CONMED Corp.                                                   796,439  31,857,560       0.3%
#*          Cross Country Healthcare, Inc.                                 510,888   5,706,619       0.1%
#*          Cumberland Pharmaceuticals, Inc.                                36,546     173,594       0.0%
*           Cutera, Inc.                                                   333,601   4,370,173       0.0%
            Digirad Corp.                                                  269,829   1,187,248       0.0%
#*          Emergent BioSolutions, Inc.                                     53,822   1,438,124       0.0%
*           Enanta Pharmaceuticals, Inc.                                     5,623     132,253       0.0%
*           Enzo Biochem, Inc.                                             226,095   1,379,180       0.0%
*           Exactech, Inc.                                                 182,174   4,399,502       0.0%
*           Five Star Quality Care, Inc.                                 1,243,652   3,482,226       0.0%
#*          Hanger, Inc.                                                   453,134   3,625,072       0.0%
#*          Harvard Bioscience, Inc.                                       159,063     381,751       0.0%
#*          Healthways, Inc.                                               822,843  20,406,506       0.2%
#*          Horizon Pharma P.L.C.                                          291,280   4,870,202       0.0%
*           Impax Laboratories, Inc.                                        32,022     643,642       0.0%
*           InfuSystems Holdings, Inc.                                       2,117       5,398       0.0%
#*          Integer Holdings Corp.                                         559,224  12,330,889       0.1%
*           Interpace Diagnostics Group, Inc.                               63,255       8,065       0.0%
#           Invacare Corp.                                                 736,666   6,740,494       0.1%
*           IRIDEX Corp.                                                    39,747     538,572       0.0%
            Kewaunee Scientific Corp.                                       68,740   1,515,717       0.0%
#           Kindred Healthcare, Inc.                                     2,303,026  22,684,806       0.2%
#*          Lannett Co., Inc.                                               78,693   1,723,377       0.0%
*           LHC Group, Inc.                                                217,549   7,455,404       0.1%
#*          LifePoint Health, Inc.                                       1,329,027  79,542,266       0.6%
*           Magellan Health, Inc.                                          833,409  42,878,893       0.4%
(degrees)#* Medcath Corp.                                                  622,045          --       0.0%
#*          MediciNova, Inc.                                                 7,351      49,913       0.0%
#*          Merit Medical Systems, Inc.                                    336,989   7,396,909       0.1%
*           Misonix, Inc.                                                  131,503     808,743       0.0%
#*          Molina Healthcare, Inc.                                         79,248   4,311,884       0.0%
*           Myriad Genetics, Inc.                                           42,839     844,357       0.0%
            National HealthCare Corp.                                       47,651   3,083,020       0.0%
#*          Nuvectra Corp.                                                 178,597     959,066       0.0%
#           PDL BioPharma, Inc.                                            876,237   2,821,483       0.0%
*           PharMerica Corp.                                               799,194  19,020,817       0.2%
#*          Prestige Brands Holdings, Inc.                                 868,104  39,307,749       0.3%
#*          Quorum Health Corp.                                            232,461     939,142       0.0%
#*          RTI Surgical, Inc.                                             912,900   2,327,895       0.0%
#*          Select Medical Holdings Corp.                                1,580,681  20,548,853       0.2%
*           Spectrum Pharmaceuticals, Inc.                                  31,783     112,512       0.0%
#*          Triple-S Management Corp. Class B                              733,374  15,166,174       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
#*  Universal American Corp.                                     2,033,654 $ 15,272,742       0.1%
                                                                           ------------       ---
Total Health Care                                                           558,540,975       4.4%
                                                                           ------------       ---
Industrials -- (16.3%)
    AAR Corp.                                                    1,080,568   34,761,873       0.3%
    ABM Industries, Inc.                                           506,150   19,780,342       0.2%
#   Acacia Research Corp.                                          147,467      862,682       0.0%
*   ACCO Brands Corp.                                            3,343,490   37,112,739       0.3%
    Acme United Corp.                                                2,707       59,175       0.0%
#   Actuant Corp. Class A                                          772,211   17,220,305       0.1%
*   Aegion Corp.                                                 1,075,580   19,908,986       0.2%
#*  AeroCentury Corp.                                               31,474      281,692       0.0%
#*  Aerovironment, Inc.                                             68,298    1,638,469       0.0%
#   Air Lease Corp.                                                780,090   23,605,523       0.2%
*   Air Transport Services Group, Inc.                           1,554,230   20,562,463       0.2%
#   Aircastle, Ltd.                                              2,357,078   48,437,953       0.4%
#   Alamo Group, Inc.                                              313,251   20,336,255       0.2%
*   Alpha PRO Tech, Ltd.                                            67,118      224,845       0.0%
#   AMERCO                                                         257,968   83,166,304       0.7%
#*  Ameresco, Inc. Class A                                         155,577      746,770       0.0%
#   American Railcar Industries, Inc.                              448,977   16,513,374       0.1%
#*  AMREP Corp.                                                      8,733       64,450       0.0%
*   ARC Document Solutions, Inc.                                   251,305      861,976       0.0%
#   ArcBest Corp.                                                  827,247   16,462,215       0.1%
    Arconic, Inc.                                                   24,398      700,711       0.0%
#*  Armstrong Flooring, Inc.                                       316,654    5,126,628       0.0%
*   Arotech Corp.                                                  102,298      271,090       0.0%
    Astec Industries, Inc.                                         292,098   16,170,545       0.1%
#*  Atlas Air Worldwide Holdings, Inc.                             790,120   33,066,522       0.3%
#*  Avalon Holdings Corp. Class A                                   51,820      142,764       0.0%
#*  Babcock & Wilcox Enterprises, Inc.                             318,948    5,020,242       0.0%
    Barnes Group, Inc.                                           1,111,758   44,292,439       0.4%
*   Beacon Roofing Supply, Inc.                                    394,599   16,588,942       0.1%
*   BlueLinx Holdings, Inc.                                         16,867      132,912       0.0%
*   BMC Stock Holdings, Inc.                                        54,079      895,007       0.0%
#   Briggs & Stratton Corp.                                      1,278,302   23,801,983       0.2%
*   CAI International, Inc.                                        308,930    2,350,957       0.0%
*   CBIZ, Inc.                                                   1,288,674   14,239,848       0.1%
    CDI Corp.                                                      467,317    2,874,000       0.0%
#   CECO Environmental Corp.                                       292,351    2,894,275       0.0%
#   Celadon Group, Inc.                                            504,246    3,277,599       0.0%
#*  Chart Industries, Inc.                                         145,734    4,042,661       0.0%
    Chicago Rivet & Machine Co.                                     28,648      869,467       0.0%
#   CIRCOR International, Inc.                                      58,225    3,131,341       0.0%
*   Civeo Corp.                                                     93,473      105,624       0.0%
#*  Colfax Corp.                                                   189,690    6,030,245       0.1%
    Columbus McKinnon Corp.                                        136,378    2,658,007       0.0%
    CompX International, Inc.                                       67,191      749,180       0.0%
*   Continental Materials Corp.                                     14,260      313,007       0.0%
#   Copa Holdings SA Class A                                       536,760   49,505,375       0.4%
#   Covanta Holding Corp.                                        2,727,465   40,911,975       0.3%
*   Covenant Transportation Group, Inc. Class A                    287,323    4,594,295       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   CRA International, Inc.                                        130,855 $ 4,074,825       0.0%
#*  CSW Industrials, Inc.                                           22,994     711,664       0.0%
#   Cubic Corp.                                                    483,454  20,643,486       0.2%
    Curtiss-Wright Corp.                                           511,727  45,860,974       0.4%
#*  DigitalGlobe, Inc.                                           2,364,203  59,341,495       0.5%
*   Ducommun, Inc.                                                 322,854   6,147,140       0.1%
#*  Dycom Industries, Inc.                                          14,200   1,092,406       0.0%
#   Dynamic Materials Corp.                                         89,643     972,627       0.0%
    Eastern Co. (The)                                               74,595   1,469,522       0.0%
    Ecology and Environment, Inc. Class A                           35,051     343,500       0.0%
    EMCOR Group, Inc.                                              309,177  18,692,841       0.2%
    Encore Wire Corp.                                              541,099  18,478,531       0.2%
#*  Engility Holdings, Inc.                                        255,010   7,326,437       0.1%
    Ennis, Inc.                                                    716,622  10,498,512       0.1%
    ESCO Technologies, Inc.                                        503,086  22,412,481       0.2%
    Essendant, Inc.                                                598,499   9,186,960       0.1%
#*  Esterline Technologies Corp.                                 1,119,490  82,226,540       0.7%
    Federal Signal Corp.                                           877,845  10,779,937       0.1%
*   Franklin Covey Co.                                             209,747   3,838,370       0.0%
#   FreightCar America, Inc.                                       221,914   2,898,197       0.0%
*   FTI Consulting, Inc.                                         1,283,499  50,005,121       0.4%
*   Fuel Tech, Inc.                                                126,096     162,033       0.0%
#   G&K Services, Inc. Class A                                     299,166  28,331,020       0.2%
#   GATX Corp.                                                   1,668,824  73,044,426       0.6%
*   Gencor Industries, Inc.                                        103,873   1,256,863       0.0%
#   General Cable Corp.                                            171,433   2,400,062       0.0%
*   Gibraltar Industries, Inc.                                     831,897  32,360,793       0.3%
#*  Global Power Equipment Group, Inc.                              97,639     361,264       0.0%
#*  Goldfield Corp. (The)                                           79,238     217,905       0.0%
*   GP Strategies Corp.                                             44,607   1,153,091       0.0%
#   Graham Corp.                                                    32,032     571,771       0.0%
#   Granite Construction, Inc.                                     602,897  29,638,417       0.2%
*   Great Lakes Dredge & Dock Corp.                              1,899,709   6,743,967       0.1%
#   Greenbrier Cos., Inc. (The)                                    652,685  20,559,577       0.2%
#   Griffon Corp.                                                1,503,471  25,107,966       0.2%
#   Hardinge, Inc.                                                 327,996   3,181,561       0.0%
#*  Hawaiian Holdings, Inc.                                         13,579     611,394       0.0%
    Heidrick & Struggles International, Inc.                       182,721   3,380,339       0.0%
#*  Heritage-Crystal Clean, Inc.                                    95,235   1,247,579       0.0%
*   Hertz Global Holdings, Inc.                                     39,394   1,305,911       0.0%
#*  Hill International, Inc.                                       536,076   2,063,893       0.0%
#   Houston Wire & Cable Co.                                       117,829     630,385       0.0%
*   Hub Group, Inc. Class A                                        465,825  16,979,321       0.1%
#   Hudson Global, Inc.                                            378,922     545,648       0.0%
    Hurco Cos., Inc.                                               169,459   4,439,826       0.0%
#*  Huron Consulting Group, Inc.                                    16,023     898,089       0.0%
    Hyster-Yale Materials Handling, Inc.                           229,470  13,357,449       0.1%
*   ICF International, Inc.                                        438,787  20,359,717       0.2%
*   InnerWorkings, Inc.                                            578,312   5,094,929       0.0%
    Insteel Industries, Inc.                                       112,957   3,038,543       0.0%
#*  Intersections, Inc.                                             91,201     200,642       0.0%
    Joy Global, Inc.                                               578,237  16,092,336       0.1%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Kadant, Inc.                                                   405,973 $20,968,505       0.2%
    KBR, Inc.                                                       94,205   1,395,176       0.0%
#   Kelly Services, Inc. Class A                                 1,054,754  19,755,542       0.2%
    Kelly Services, Inc. Class B                                       567      10,421       0.0%
*   Key Technology, Inc.                                            10,099     104,121       0.0%
#*  KEYW Holding Corp. (The)                                        30,400     318,896       0.0%
    Kimball International, Inc. Class B                            534,080   6,676,000       0.1%
#*  Kirby Corp.                                                    157,896   9,307,969       0.1%
#   Korn/Ferry International                                       486,932   9,928,543       0.1%
#*  Kratos Defense & Security Solutions, Inc.                    1,729,569   9,720,178       0.1%
#*  Lawson Products, Inc.                                          196,580   3,705,533       0.0%
#*  Layne Christensen Co.                                          269,972   2,313,660       0.0%
#   LB Foster Co. Class A                                           48,804     605,170       0.0%
#*  LMI Aerospace, Inc.                                            112,649     845,994       0.0%
    LS Starrett Co. (The) Class A                                  185,557   1,707,124       0.0%
    LSI Industries, Inc.                                           273,443   2,351,610       0.0%
*   Lydall, Inc.                                                   334,310  15,628,993       0.1%
#*  Manitex International, Inc.                                     69,916     388,034       0.0%
#   Manitowoc Co., Inc. (The)                                      563,970   2,278,439       0.0%
    Marten Transport, Ltd.                                         851,644  17,458,702       0.1%
*   MasTec, Inc.                                                 1,600,439  45,692,533       0.4%
#*  Mastech Digital, Inc.                                           49,061     362,806       0.0%
    Matson, Inc.                                                   746,791  29,826,833       0.2%
    McGrath RentCorp                                               451,189  13,580,789       0.1%
*   Mercury Systems, Inc.                                           94,552   2,626,655       0.0%
*   MFRI, Inc.                                                     206,079   1,648,632       0.0%
    Miller Industries, Inc.                                        303,904   6,670,693       0.1%
#   Mobile Mini, Inc.                                            1,388,920  35,209,122       0.3%
*   Moog, Inc. Class A                                              81,225   4,716,736       0.0%
#*  MRC Global, Inc.                                               194,901   2,872,841       0.0%
    Mueller Water Products, Inc. Class A                         1,581,340  19,482,109       0.2%
#*  MYR Group, Inc.                                                464,976  13,874,884       0.1%
*   Navigant Consulting, Inc.                                    1,413,021  33,064,691       0.3%
*   NL Industries, Inc.                                            176,456     564,659       0.0%
#   NN, Inc.                                                       586,681  10,354,920       0.1%
#*  Northwest Pipe Co.                                             160,601   2,105,479       0.0%
#*  Orion Energy Systems, Inc.                                      51,413      61,181       0.0%
*   Orion Marine Group, Inc.                                       487,147   3,936,148       0.0%
#   Oshkosh Corp.                                                  624,339  33,402,136       0.3%
*   PAM Transportation Services, Inc.                               80,986   1,595,424       0.0%
#   Park-Ohio Holdings Corp.                                       119,039   3,803,296       0.0%
#*  Patrick Industries, Inc.                                         5,962     341,921       0.0%
#*  Patriot Transportation Holding, Inc.                             2,456      52,485       0.0%
#*  Performant Financial Corp.                                      30,372      90,812       0.0%
#   Powell Industries, Inc.                                        131,203   4,643,274       0.0%
    Preformed Line Products Co.                                     45,282   1,948,032       0.0%
    Providence and Worcester Railroad Co.                           88,450   2,210,366       0.0%
    Quanex Building Products Corp.                                 591,564   9,642,493       0.1%
*   Quanta Services, Inc.                                          120,217   3,456,239       0.0%
*   Radiant Logistics, Inc.                                         79,329     198,323       0.0%
#   RCM Technologies, Inc.                                         215,529   1,525,945       0.0%
    Regal Beloit Corp.                                             639,811  37,812,830       0.3%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Industrials -- (Continued)
    Resources Connection, Inc.                                     373,274 $    5,543,119       0.0%
*   Revolution Lighting Technologies, Inc.                          19,782        135,705       0.0%
*   Roadrunner Transportation Systems, Inc.                        622,603      4,731,783       0.0%
*   RPX Corp.                                                    1,034,830     10,099,941       0.1%
#*  Rush Enterprises, Inc. Class A                                 856,491     22,482,889       0.2%
*   Rush Enterprises, Inc. Class B                                 331,610      8,422,894       0.1%
#   Ryder System, Inc.                                              20,375      1,413,821       0.0%
#*  Saia, Inc.                                                     712,526     25,401,552       0.2%
    Servotronics, Inc.                                              15,025        163,021       0.0%
*   SIFCO Industries, Inc.                                          68,152        701,966       0.0%
    SkyWest, Inc.                                                1,695,150     51,108,772       0.4%
#*  Sparton Corp.                                                  304,766      7,293,050       0.1%
*   SPX FLOW, Inc.                                                  76,348      1,915,571       0.0%
*   Sterling Construction Co., Inc.                                167,214      1,217,318       0.0%
#   Supreme Industries, Inc. Class A                                61,946        755,122       0.0%
#*  Team, Inc.                                                      49,934      1,535,471       0.0%
#   Terex Corp.                                                  2,260,148     53,972,334       0.4%
    Tetra Tech, Inc.                                               890,145     34,226,075       0.3%
    Textainer Group Holdings, Ltd.                                  10,117         76,889       0.0%
#*  Thermon Group Holdings, Inc.                                     6,082        111,483       0.0%
#   Titan International, Inc.                                      689,644      7,027,472       0.1%
*   Titan Machinery, Inc.                                           13,972        129,800       0.0%
*   Transcat, Inc.                                                  58,439        613,610       0.0%
#*  TRC Cos., Inc.                                                 335,235      2,732,165       0.0%
*   TriMas Corp.                                                   417,034      7,485,760       0.1%
    Trinity Industries, Inc.                                       187,947      4,012,668       0.0%
#   Triton International, Ltd.                                     469,166      5,662,834       0.1%
#   Triumph Group, Inc.                                            105,202      2,493,287       0.0%
*   TrueBlue, Inc.                                                  52,860        925,050       0.0%
#*  Tutor Perini Corp.                                           1,586,924     30,230,902       0.2%
#   Twin Disc, Inc.                                                102,174      1,104,501       0.0%
*   Ultralife Corp.                                                175,460        719,386       0.0%
#   UniFirst Corp.                                                 239,685     29,361,412       0.2%
    Universal Forest Products, Inc.                                544,160     46,792,318       0.4%
*   USA Truck, Inc.                                                256,576      2,111,620       0.0%
*   Vectrus, Inc.                                                   50,329        844,017       0.0%
#*  Veritiv Corp.                                                  149,817      8,082,627       0.1%
*   Versar, Inc.                                                    39,920         49,501       0.0%
#   Viad Corp.                                                     557,016     23,116,164       0.2%
*   Virco Manufacturing Corp.                                       47,331        201,157       0.0%
#*  Volt Information Sciences, Inc.                                502,709      3,292,744       0.0%
#   VSE Corp.                                                       49,570      1,429,599       0.0%
#*  Wabash National Corp.                                          567,589      6,385,376       0.1%
#   Werner Enterprises, Inc.                                     1,547,740     37,223,147       0.3%
#*  WESCO International, Inc.                                    1,292,611     70,059,516       0.6%
*   Willis Lease Finance Corp.                                     293,789      7,817,725       0.1%
#*  XPO Logistics, Inc.                                            585,989     19,296,618       0.2%
                                                                           --------------      ----
Total Industrials                                                           2,343,057,964      18.6%
                                                                           --------------      ----
Information Technology -- (11.8%)
#*  ADDvantage Technologies Group, Inc.                              4,523          8,368       0.0%
    ADTRAN, Inc.                                                    65,964      1,197,247       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                        SHARES      VALUE+    OF NET ASSETS**
                                                                       --------- ------------ ---------------
Information Technology -- (Continued)
*         Advanced Energy Industries, Inc.                                22,463 $  1,071,485       0.0%
*         Aehr Test Systems                                                2,068        7,135       0.0%
#*        Agilysys, Inc.                                                 465,738    4,494,372       0.0%
*         Alpha & Omega Semiconductor, Ltd.                              674,985   14,262,433       0.1%
*         Amkor Technology, Inc.                                       3,275,832   30,366,963       0.2%
*         Anixter International, Inc.                                    193,416   12,717,102       0.1%
          AstroNova, Inc.                                                167,804    2,441,548       0.0%
*         Autobytel, Inc.                                                 55,623      909,436       0.0%
*         Aviat Networks, Inc.                                            60,841      516,540       0.0%
*         Avid Technology, Inc.                                          497,318    3,267,379       0.0%
          AVX Corp.                                                    1,244,143   17,442,885       0.1%
*         Aware, Inc.                                                    658,127    3,438,714       0.0%
*         Axcelis Technologies, Inc.                                      30,733      419,505       0.0%
*         AXT, Inc.                                                      346,622    1,785,103       0.0%
*         Bankrate, Inc.                                                 678,729    5,294,086       0.0%
#         Bel Fuse, Inc. Class A                                          14,272      276,877       0.0%
          Bel Fuse, Inc. Class B                                         234,395    5,590,321       0.1%
*         Benchmark Electronics, Inc.                                  1,814,394   45,632,009       0.4%
          Black Box Corp.                                                293,422    3,374,353       0.0%
#*        Blucora, Inc.                                                1,180,534   15,701,102       0.1%
(degrees) Bogen Corp.                                                     43,300           --       0.0%
*         BroadVision, Inc.                                               10,674       48,033       0.0%
          Brooks Automation, Inc.                                      2,181,632   28,426,665       0.2%
*         BSQUARE Corp.                                                   74,978      311,159       0.0%
*         CACI International, Inc. Class A                               858,360   83,990,526       0.7%
#*        Calix, Inc.                                                    586,287    3,664,294       0.0%
*         Cartesian, Inc.                                                 10,551        7,238       0.0%
#*        Ciber, Inc.                                                  1,596,031    1,627,952       0.0%
#*        Clearfield, Inc.                                                12,212      204,551       0.0%
          ClearOne, Inc.                                                     898        9,743       0.0%
*         Coherent, Inc.                                                 370,632   38,590,204       0.3%
          Cohu, Inc.                                                     819,084    9,165,550       0.1%
          Communications Systems, Inc.                                   151,079      660,215       0.0%
#         Computer Task Group, Inc.                                      182,855      797,248       0.0%
#*        comScore, Inc.                                                  32,605      938,698       0.0%
#         Comtech Telecommunications Corp.                               507,099    5,273,830       0.0%
#         Concurrent Computer Corp.                                      177,747    1,098,476       0.0%
#         Convergys Corp.                                              3,815,481  111,412,045       0.9%
*         Cray, Inc.                                                       7,371      153,317       0.0%
#*        Cree, Inc.                                                   1,893,156   42,217,379       0.3%
          CSP, Inc.                                                      128,383    1,333,899       0.0%
#         CTS Corp.                                                    1,170,072   21,295,310       0.2%
*         CyberOptics Corp.                                              172,859    4,174,545       0.0%
#         Cypress Semiconductor Corp.                                  2,832,672   28,241,740       0.2%
*         Data I/O Corp.                                                  74,290      307,561       0.0%
*         Datalink Corp.                                                 659,808    6,254,980       0.1%
*         Determine, Inc.                                                  3,005        5,980       0.0%
*         Digi International, Inc.                                       767,085    7,018,828       0.1%
#*        Diodes, Inc.                                                   533,229   11,043,173       0.1%
*         DSP Group, Inc.                                                551,366    6,009,889       0.1%
          EarthLink Holdings Corp.                                     1,072,411    6,134,191       0.1%
*         Edgewater Technology, Inc.                                     298,591    2,433,517       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   Electro Scientific Industries, Inc.                            727,524 $ 3,768,574       0.0%
*   ePlus, Inc.                                                    255,621  23,402,102       0.2%
#*  Everi Holdings, Inc.                                           480,951     966,711       0.0%
*   Everyday Health, Inc.                                          229,696   2,411,808       0.0%
#*  Exar Corp.                                                     544,242   4,909,063       0.0%
*   Fabrinet                                                       161,083   6,114,711       0.1%
#*  FARO Technologies, Inc.                                         66,334   2,225,506       0.0%
#*  Finisar Corp.                                                  600,030  16,428,821       0.1%
*   FormFactor, Inc.                                             1,520,746  13,648,695       0.1%
*   Frequency Electronics, Inc.                                    218,323   1,984,556       0.0%
*   GigPeak, Inc.                                                   13,226      31,346       0.0%
    Hackett Group, Inc. (The)                                       89,264   1,438,936       0.0%
#*  Harmonic, Inc.                                               2,083,415  10,625,416       0.1%
#*  ID Systems, Inc.                                               112,516     564,830       0.0%
*   II-VI, Inc.                                                    966,422  26,866,532       0.2%
#*  Imation Corp.                                                  631,240     334,999       0.0%
*   Infinera Corp.                                                  39,718     309,800       0.0%
*   Insight Enterprises, Inc.                                    1,113,168  32,048,107       0.3%
#   Intelligent Systems Corp.                                       27,446      99,354       0.0%
*   Internap Corp.                                                 473,456     591,820       0.0%
#   Intersil Corp. Class A                                         567,546  12,531,416       0.1%
*   inTEST Corp.                                                     4,600      19,090       0.0%
*   IntriCon Corp.                                                  44,161     267,174       0.0%
*   Iteris, Inc.                                                    96,749     329,914       0.0%
*   Ixia                                                           195,980   2,341,961       0.0%
    IXYS Corp.                                                     603,116   6,393,030       0.1%
#*  Kemet Corp.                                                    480,179   1,709,437       0.0%
*   Key Tronic Corp.                                               369,573   2,853,104       0.0%
*   Kimball Electronics, Inc.                                      703,316   9,776,092       0.1%
#*  Knowles Corp.                                                  245,050   3,661,047       0.0%
*   Kulicke & Soffa Industries, Inc.                             2,066,404  27,359,189       0.2%
#*  KVH Industries, Inc.                                           185,484   1,474,598       0.0%
#   Lexmark International, Inc. Class A                            916,033  36,357,350       0.3%
*   LGL Group, Inc. (The)                                            8,402      35,498       0.0%
    ManTech International Corp. Class A                            767,028  29,783,697       0.2%
*   Marchex, Inc. Class B                                          448,286   1,129,681       0.0%
#*  MeetMe, Inc.                                                   442,019   2,161,473       0.0%
    Mentor Graphics Corp.                                              751      21,704       0.0%
    MKS Instruments, Inc.                                        1,746,536  88,112,741       0.7%
#*  ModusLink Global Solutions, Inc.                               302,134     410,902       0.0%
*   NAPCO Security Technologies, Inc.                                8,801      61,607       0.0%
    NCI, Inc. Class A                                               24,308     285,619       0.0%
#*  NETGEAR, Inc.                                                  758,544  38,306,472       0.3%
#*  Netscout Systems, Inc.                                         467,568  12,834,742       0.1%
#*  Novatel Wireless, Inc.                                          17,884      46,856       0.0%
#*  Numerex Corp. Class A                                           28,515     202,742       0.0%
    Omtool, Ltd.                                                    16,864      31,789       0.0%
    Optical Cable Corp.                                            169,845     467,074       0.0%
*   PAR Technology Corp.                                           156,135     864,988       0.0%
#   Park Electrochemical Corp.                                     239,751   3,699,358       0.0%
    PC Connection, Inc.                                            872,112  20,241,719       0.2%
    PC-Tel, Inc.                                                   613,025   3,114,167       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   PCM, Inc.                                                      206,703 $  4,382,104       0.0%
#*  Perceptron, Inc.                                               211,240    1,306,519       0.0%
*   Perficient, Inc.                                                38,210      711,088       0.0%
*   Photronics, Inc.                                             1,973,708   19,144,968       0.2%
*   Plexus Corp.                                                   770,203   35,282,999       0.3%
*   PRGX Global, Inc.                                               50,081      227,869       0.0%
#*  Qualstar Corp.                                                  42,665      145,488       0.0%
#*  QuinStreet, Inc.                                                27,942       81,032       0.0%
*   Qumu Corp.                                                      22,958       70,251       0.0%
#*  Radisys Corp.                                                   46,222      192,746       0.0%
#*  RealNetworks, Inc.                                             558,178    2,489,474       0.0%
#   Reis, Inc.                                                     284,641    5,593,196       0.1%
#   RELM Wireless Corp.                                            128,245      666,874       0.0%
*   RetailMeNot, Inc.                                              790,299    7,152,206       0.1%
#   RF Industries, Ltd.                                             65,574      114,754       0.0%
#   Richardson Electronics, Ltd.                                   395,786    2,473,662       0.0%
*   Rightside Group, Ltd.                                           53,274      448,034       0.0%
*   Rofin-Sinar Technologies, Inc.                                 477,572   15,544,969       0.1%
*   Rogers Corp.                                                   100,961    5,495,307       0.1%
*   Rubicon Project, Inc. (The)                                     20,240      155,038       0.0%
*   Rudolph Technologies, Inc.                                     528,763    9,570,610       0.1%
*   Sanmina Corp.                                                2,632,783   72,796,450       0.6%
#*  ScanSource, Inc.                                               688,307   24,090,745       0.2%
#*  Seachange International, Inc.                                  250,455      658,697       0.0%
*   Sigma Designs, Inc.                                            874,490    6,383,777       0.1%
*   Sigmatron International, Inc.                                   16,500       86,625       0.0%
*   Sonus Networks, Inc.                                           108,373      627,480       0.0%
*   StarTek, Inc.                                                  236,335    1,583,444       0.0%
#*  SunEdison Semiconductor, Ltd.                                   16,134      191,833       0.0%
#*  Super Micro Computer, Inc.                                      35,573      843,080       0.0%
*   Sykes Enterprises, Inc.                                        807,227   21,585,250       0.2%
#   SYNNEX Corp.                                                 1,127,587  115,622,771       0.9%
    Syntel, Inc.                                                    27,720      557,172       0.0%
#   Systemax, Inc.                                                  10,784       84,654       0.0%
*   Tech Data Corp.                                              1,052,415   81,057,003       0.7%
#*  TechTarget, Inc.                                                27,601      223,016       0.0%
    Tessco Technologies, Inc.                                       89,073    1,037,700       0.0%
*   TiVo Corp.                                                   2,101,970   41,724,104       0.3%
#*  Trio-Tech International                                         39,533      128,878       0.0%
*   TSR, Inc.                                                        1,145        6,813       0.0%
#*  TTM Technologies, Inc.                                       3,029,880   39,842,922       0.3%
*   Ultra Clean Holdings, Inc.                                     731,108    6,214,418       0.1%
#*  Ultratech, Inc.                                                 56,581    1,204,609       0.0%
*   Universal Security Instruments, Inc.                            32,116      111,603       0.0%
#*  Veeco Instruments, Inc.                                        337,820    7,330,694       0.1%
*   Virtusa Corp.                                                   11,147      211,124       0.0%
#   Vishay Intertechnology, Inc.                                 4,973,378   70,124,630       0.6%
#*  Vishay Precision Group, Inc.                                   379,448    5,957,334       0.1%
*   Westell Technologies, Inc. Class A                              72,438       34,770       0.0%
*   Wireless Telecom Group, Inc.                                   137,594      209,143       0.0%
*   Xcerra Corp.                                                   394,133    2,171,673       0.0%
#*  YuMe, Inc.                                                      32,163      120,611       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Information Technology -- (Continued)
#*  Zynga, Inc. Class A                                          11,992,920 $   33,700,105       0.3%
                                                                            --------------      ----
Total Information Technology                                                 1,696,495,933      13.4%
                                                                            --------------      ----
Materials -- (4.9%)
#   A Schulman, Inc.                                                708,974     20,383,002       0.2%
#*  A. M. Castle & Co.                                              336,340        161,443       0.0%
#*  AgroFresh Solutions, Inc.                                        23,522        110,553       0.0%
*   American Biltrite, Inc.                                             110         25,300       0.0%
    American Vanguard Corp.                                         705,091     10,717,383       0.1%
    Ampco-Pittsburgh Corp.                                          133,721      1,444,187       0.0%
*   Boise Cascade Co.                                               332,400      6,398,700       0.1%
    Cabot Corp.                                                     114,319      5,960,593       0.0%
#   Calgon Carbon Corp.                                             119,444      1,887,215       0.0%
#   Carpenter Technology Corp.                                    1,451,057     45,867,912       0.4%
#*  Century Aluminum Co.                                          2,913,183     21,295,368       0.2%
    Chemours Co. (The)                                               54,487        895,221       0.0%
*   Chemtura Corp.                                                  211,394      6,933,723       0.1%
*   Clearwater Paper Corp.                                          172,463      9,157,785       0.1%
#   Commercial Metals Co.                                         4,211,702     66,165,838       0.5%
#*  Core Molding Technologies, Inc.                                 200,406      3,491,073       0.0%
    Domtar Corp.                                                  2,244,104     80,675,539       0.6%
#   Ferroglobe P.L.C.                                               125,492      1,160,801       0.0%
    Friedman Industries, Inc.                                       179,533        917,414       0.0%
    FutureFuel Corp.                                                265,557      2,910,505       0.0%
#   Greif, Inc. Class A                                             674,813     31,621,737       0.3%
    Greif, Inc. Class B                                                 891         51,901       0.0%
#   Haynes International, Inc.                                      192,309      6,186,581       0.0%
    Hecla Mining Co.                                             11,724,548     70,230,043       0.6%
    Huntsman Corp.                                                   19,809        335,763       0.0%
    Innophos Holdings, Inc.                                          53,406      2,448,131       0.0%
    Innospec, Inc.                                                   13,398        807,230       0.0%
    Kaiser Aluminum Corp.                                           135,542      9,825,440       0.1%
    KapStone Paper and Packaging Corp.                              439,017      7,963,768       0.1%
    KMG Chemicals, Inc.                                               3,097         84,053       0.0%
*   Kraton Corp.                                                    801,745     20,548,724       0.2%
#   Kronos Worldwide, Inc.                                          383,141      2,946,354       0.0%
*   Louisiana-Pacific Corp.                                         922,112     16,920,755       0.1%
#*  LSB Industries, Inc.                                            524,304      2,773,568       0.0%
    Materion Corp.                                                  453,729     13,747,989       0.1%
#   Mercer International, Inc.                                      868,889      6,864,223       0.1%
    Minerals Technologies, Inc.                                     147,948      9,942,106       0.1%
    Myers Industries, Inc.                                          255,031      3,073,124       0.0%
*   Northern Technologies International Corp.                         2,032         28,245       0.0%
#   Olin Corp.                                                    2,345,681     51,440,784       0.4%
    Olympic Steel, Inc.                                             310,004      7,157,992       0.1%
*   OMNOVA Solutions, Inc.                                           91,054        692,010       0.0%
    PH Glatfelter Co.                                             1,166,856     25,927,540       0.2%
#*  Platform Specialty Products Corp.                               729,171      5,315,657       0.0%
#*  Real Industry, Inc.                                              33,158        177,395       0.0%
#*  Resolute Forest Products, Inc.                                  933,827      4,435,678       0.0%
#   Royal Gold, Inc.                                                121,770      8,380,211       0.1%
#   Schnitzer Steel Industries, Inc. Class A                        113,803      2,748,342       0.0%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Materials -- (Continued)
            Stepan Co.                                                      64,183 $  4,558,918       0.0%
#*          Stillwater Mining Co.                                        2,881,206   38,377,664       0.3%
            SunCoke Energy, Inc.                                         1,898,494   19,383,624       0.2%
#           Synalloy Corp.                                                  69,892      719,888       0.0%
#*          TimkenSteel Corp.                                              577,746    5,921,897       0.0%
*           Trecora Resources                                                7,853       80,493       0.0%
            Tredegar Corp.                                               1,171,403   21,670,955       0.2%
            Tronox, Ltd. Class A                                         1,435,057   11,623,962       0.1%
*           UFP Technologies, Inc.                                          14,163      378,152       0.0%
#           United States Lime & Minerals, Inc.                              6,290      413,819       0.0%
#*          Universal Stainless & Alloy Products, Inc.                     152,802    1,604,421       0.0%
*           Webco Industries, Inc.                                           9,290      538,866       0.0%
                                                                                   ------------       ---
Total Materials                                                                     704,507,558       5.6%
                                                                                   ------------       ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                              95,952           --       0.0%
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          525,910           --       0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                  102,600           --       0.0%
                                                                                   ------------       ---
Total Other                                                                                  --       0.0%
                                                                                   ------------       ---
Real Estate -- (0.2%)
#           Alexander & Baldwin, Inc.                                      245,518   10,260,197       0.1%
#*          Altisource Asset Management Corp.                               15,755      538,033       0.0%
#*          AV Homes, Inc.                                                 255,167    4,069,914       0.1%
#*          Forestar Group, Inc.                                            24,411      268,521       0.0%
#*          FRP Holdings, Inc.                                               7,169      227,974       0.0%
            Griffin Industrial Realty, Inc.                                 17,982      560,139       0.0%
*           Maui Land & Pineapple Co., Inc.                                  8,543       57,665       0.0%
            RE/MAX Holdings, Inc. Class A                                   27,705    1,203,782       0.0%
#*          Stratus Properties, Inc.                                       122,308    2,959,854       0.0%
#*          Tejon Ranch Co.                                                  7,731      172,711       0.0%
*           Trinity Place Holdings, Inc.                                   360,804    3,485,367       0.0%
                                                                                   ------------       ---
Total Real Estate                                                                    23,804,157       0.2%
                                                                                   ------------       ---
Telecommunication Services -- (0.7%)
*           Alaska Communications Systems Group, Inc.                      212,878      344,862       0.0%
#           ATN International, Inc.                                        191,478   12,951,572       0.1%
#*          Cincinnati Bell, Inc.                                          167,985    3,300,905       0.0%
#           Consolidated Communications Holdings, Inc.                      11,241      268,997       0.0%
#*          General Communication, Inc. Class A                            313,597    4,967,376       0.0%
*           Hawaiian Telcom Holdco, Inc.                                    70,074    1,437,918       0.0%
#*          Iridium Communications, Inc.                                 1,439,150   11,729,073       0.1%
(degrees)   Leap Wireless International, Inc.                              978,534           --       0.0%
#*          Lumos Networks Corp.                                           103,411    1,469,470       0.0%
#*          ORBCOMM, Inc.                                                  918,464    8,201,884       0.1%
            Spok Holdings, Inc.                                            409,300    7,387,865       0.1%
            Telephone & Data Systems, Inc.                               1,869,034   48,295,839       0.4%
#*          United States Cellular Corp.                                    89,318    3,130,596       0.0%
                                                                                   ------------       ---
Total Telecommunication Services                                                    103,486,357       0.8%
                                                                                   ------------       ---

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS**
                                                                        ----------- --------------- ---------------
Utilities -- (0.2%)
           Atlantic Power Corp.                                              15,344 $        35,291        0.0%
#          Consolidated Water Co., Ltd.                                     147,812       1,655,495        0.0%
#*         Dynegy, Inc.                                                   1,192,784      12,703,150        0.1%
           Genie Energy, Ltd. Class B                                        31,444         163,823        0.0%
#          Ormat Technologies, Inc.                                         131,714       6,352,566        0.1%
#          TerraForm Power, Inc. Class A                                    202,869       2,517,604        0.0%
                                                                                    ---------------      -----
Total Utilities                                                                          23,427,929        0.2%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS                                                                  12,291,970,456       97.5%
                                                                                    ---------------      -----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)* Enron TOPRS Escrow Shares                                         34,332              --        0.0%
                                                                                    ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Capital Bank Corp. Contingent Value Rights                        45,703              --        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES                                                          12,291,970,456
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (2.0%)
           State Street Institutional U.S. Government Money Market
             Fund, 0.260%                                               283,404,183     283,404,183        2.2%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@       DFA Short Term Investment Fund                               155,722,809   1,802,024,349       14.3%
                                                                                    ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,171,084,667)                                $14,377,398,988      114.0%
                                                                                    ===============      =====

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------
                                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         ---------------  -------------- ------- ---------------
Common Stocks
   Consumer Discretionary                $ 1,612,405,065              --   --    $ 1,612,405,065
   Consumer Staples                          565,960,264              --   --        565,960,264
   Energy                                  1,310,285,416              --   --      1,310,285,416
   Financials                              3,349,986,790  $       12,048   --      3,349,998,838
   Health Care                               558,540,975              --   --        558,540,975
   Industrials                             2,343,057,964              --   --      2,343,057,964
   Information Technology                  1,696,495,933              --   --      1,696,495,933
   Materials                                 704,507,558              --   --        704,507,558
   Other                                              --              --   --                 --
   Real Estate                                23,804,157              --   --         23,804,157
   Telecommunication Services                103,486,357              --   --        103,486,357
   Utilities                                  23,427,929              --   --         23,427,929
Preferred Stocks
Other                                                 --              --   --                 --
Rights/Warrants                                       --              --   --                 --
Temporary Cash Investments                   283,404,183              --   --        283,404,183
Securities Lending Collateral                         --   1,802,024,349   --      1,802,024,349
Futures Contracts**                           (3,945,888)             --   --         (3,945,888)
                                         ---------------  --------------   --    ---------------
TOTAL                                    $12,571,416,703  $1,802,036,397   --    $14,373,453,100
                                         ===============  ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.0%)
*   1-800-Flowers.com, Inc. Class A                               68,197 $    651,281       0.0%
    A.H. Belo Corp. Class A                                       15,518       98,539       0.0%
    Aaron's, Inc.                                                114,784    2,836,313       0.0%
#   Abercrombie & Fitch Co. Class A                               78,331    1,144,416       0.0%
*   Adient P.L.C.                                                 49,122    2,235,542       0.0%
    Advance Auto Parts, Inc.                                      68,881    9,648,850       0.1%
*   Amazon.com, Inc.                                             250,397  197,768,559       1.3%
    AMC Entertainment Holdings, Inc. Class A                      33,984    1,068,797       0.0%
*   AMC Networks, Inc. Class A                                    85,917    4,203,919       0.0%
    AMCON Distributing Co.                                           247       22,909       0.0%
#*  America's Car-Mart, Inc.                                      11,191      457,152       0.0%
*   American Axle & Manufacturing Holdings, Inc.                 175,067    3,137,201       0.0%
#   American Eagle Outfitters, Inc.                              440,461    7,505,455       0.1%
*   American Public Education, Inc.                               30,346      611,472       0.0%
*   Apollo Education Group, Inc.                                 155,395    1,365,922       0.0%
    Aramark                                                      240,624    8,958,432       0.1%
#   Arctic Cat, Inc.                                              18,084      271,079       0.0%
    Ark Restaurants Corp.                                          2,510       51,706       0.0%
*   Asbury Automotive Group, Inc.                                 60,435    3,079,163       0.0%
#*  Ascena Retail Group, Inc.                                    268,682    1,313,855       0.0%
*   Ascent Capital Group, Inc. Class A                            16,346      333,131       0.0%
#   Autoliv, Inc.                                                 82,800    8,013,384       0.1%
*   AutoNation, Inc.                                             175,631    7,704,932       0.1%
#*  AutoZone, Inc.                                                13,837   10,269,268       0.1%
*   Ballantyne Strong, Inc.                                       10,077       68,524       0.0%
#*  Barnes & Noble Education, Inc.                                78,120      727,297       0.0%
    Barnes & Noble, Inc.                                         145,148    1,495,024       0.0%
    Bassett Furniture Industries, Inc.                             7,766      178,230       0.0%
    Beasley Broadcast Group, Inc. Class A                          3,374       17,039       0.0%
#*  Beazer Homes USA, Inc.                                        11,219      114,770       0.0%
#*  bebe stores, Inc.                                              7,995        4,237       0.0%
#   Bed Bath & Beyond, Inc.                                      271,565   10,976,657       0.1%
*   Belmond, Ltd. Class A                                        192,913    2,498,223       0.0%
#   Best Buy Co., Inc.                                           509,272   19,815,774       0.1%
    Big 5 Sporting Goods Corp.                                    38,061      589,946       0.0%
#   Big Lots, Inc.                                               105,633    4,584,472       0.0%
*   Biglari Holdings, Inc.                                             9        3,944       0.0%
*   BJ's Restaurants, Inc.                                        39,663    1,431,834       0.0%
    Bloomin' Brands, Inc.                                        271,926    4,704,320       0.0%
#   Blue Nile, Inc.                                               17,155      599,224       0.0%
#   Bob Evans Farms, Inc.                                         35,764    1,474,192       0.0%
    Bon-Ton Stores, Inc. (The)                                    13,310       18,368       0.0%
#   BorgWarner, Inc.                                             253,637    9,090,350       0.1%
    Bowl America, Inc. Class A                                     1,576       22,348       0.0%
#*  Boyd Gaming Corp.                                             37,566      670,929       0.0%
*   Bravo Brio Restaurant Group, Inc.                             27,568      124,056       0.0%
*   Bridgepoint Education, Inc.                                   74,709      505,033       0.0%
*   Bright Horizons Family Solutions, Inc.                        93,696    6,269,199       0.1%
#   Brinker International, Inc.                                   98,293    4,839,947       0.0%
    Brunswick Corp.                                              156,664    6,814,884       0.1%
#   Buckle, Inc. (The)                                            23,083      481,281       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Buffalo Wild Wings, Inc.                                        37,359 $  5,441,338       0.0%
*   Build-A-Bear Workshop, Inc.                                     37,992      512,892       0.0%
*   Burlington Stores, Inc.                                         92,064    6,899,276       0.1%
*   Cabela's, Inc.                                                 138,627    8,540,809       0.1%
#   Cable One, Inc.                                                 10,919    6,297,424       0.1%
#   CalAtlantic Group, Inc.                                        206,522    6,674,791       0.1%
    Caleres, Inc.                                                   73,647    1,841,911       0.0%
    Callaway Golf Co.                                              136,607    1,394,757       0.0%
*   Cambium Learning Group, Inc.                                    63,961      331,318       0.0%
    Canterbury Park Holding Corp.                                    2,402       25,882       0.0%
    Capella Education Co.                                           25,379    1,855,205       0.0%
*   Career Education Corp.                                         149,016    1,071,425       0.0%
#*  CarMax, Inc.                                                   194,420    9,709,335       0.1%
*   Carmike Cinemas, Inc.                                           38,392    1,253,499       0.0%
    Carnival Corp.                                                 180,201    8,847,869       0.1%
#   Carriage Services, Inc.                                         32,920      778,229       0.0%
*   Carrols Restaurant Group, Inc.                                  77,961      974,513       0.0%
    Carter's, Inc.                                                  82,195    7,096,716       0.1%
    Cato Corp. (The) Class A                                        45,681    1,355,355       0.0%
#*  Cavco Industries, Inc.                                          12,562    1,160,729       0.0%
    CBS Corp. Class A                                                9,684      554,603       0.0%
    CBS Corp. Class B                                              205,932   11,659,870       0.1%
*   Central European Media Enterprises, Ltd. Class A                30,475       74,664       0.0%
*   Century Communities, Inc.                                          952       18,754       0.0%
*   Charles & Colvard, Ltd.                                         17,475       20,621       0.0%
*   Charter Communications, Inc. Class A                           122,896   30,710,481       0.2%
#   Cheesecake Factory, Inc. (The)                                  94,554    5,029,327       0.0%
*   Cherokee, Inc.                                                   7,301       68,629       0.0%
    Chico's FAS, Inc.                                              214,573    2,504,067       0.0%
#   Children's Place, Inc. (The)                                    41,532    3,154,355       0.0%
#*  Chipotle Mexican Grill, Inc.                                    16,056    5,792,363       0.0%
    Choice Hotels International, Inc.                               77,066    3,733,848       0.0%
*   Christopher & Banks Corp.                                       36,826       47,137       0.0%
    Churchill Downs, Inc.                                            5,206      708,016       0.0%
#*  Chuy's Holdings, Inc.                                           28,968      822,691       0.0%
    Cinemark Holdings, Inc.                                        206,010    8,199,198       0.1%
    Citi Trends, Inc.                                               28,816      572,286       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                    35,383      203,452       0.0%
    ClubCorp Holdings, Inc.                                        112,722    1,301,939       0.0%
    Coach, Inc.                                                    189,305    6,794,156       0.1%
    Collectors Universe, Inc.                                        8,102      152,237       0.0%
    Columbia Sportswear Co.                                         87,371    4,948,693       0.0%
    Comcast Corp. Class A                                        1,901,433  117,546,588       0.8%
#*  Conn's, Inc.                                                    29,186      277,267       0.0%
    Cooper Tire & Rubber Co.                                       109,508    4,024,419       0.0%
*   Cooper-Standard Holding, Inc.                                   30,864    2,816,957       0.0%
    Core-Mark Holding Co., Inc.                                     71,404    2,524,131       0.0%
#   Cracker Barrel Old Country Store, Inc.                          47,841    6,602,058       0.1%
#*  Crocs, Inc.                                                     96,113      739,109       0.0%
    CSS Industries, Inc.                                             2,658       66,716       0.0%
    CST Brands, Inc.                                               156,945    7,536,499       0.1%
    Culp, Inc.                                                      27,347      765,716       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Cumulus Media, Inc. Class A                                      8,308 $    11,465       0.0%
    Dana, Inc.                                                     297,171   4,600,207       0.0%
#   Darden Restaurants, Inc.                                       130,879   8,479,650       0.1%
*   Dave & Buster's Entertainment, Inc.                             81,209   3,357,992       0.0%
*   Deckers Outdoor Corp.                                           56,498   2,948,631       0.0%
*   Del Frisco's Restaurant Group, Inc.                             24,225     346,418       0.0%
#*  Del Taco Restaurants, Inc.                                      15,970     214,158       0.0%
    Delphi Automotive P.L.C.                                       148,999   9,695,365       0.1%
#*  Delta Apparel, Inc.                                              6,441     106,277       0.0%
*   Denny's Corp.                                                  122,911   1,274,587       0.0%
    Destination Maternity Corp.                                     10,940      74,283       0.0%
#*  Destination XL Group, Inc.                                      56,418     228,493       0.0%
#   DeVry Education Group, Inc.                                     91,305   2,072,624       0.0%
    Dick's Sporting Goods, Inc.                                    171,581   9,548,483       0.1%
#   Dillard's, Inc. Class A                                         74,845   4,587,999       0.0%
    DineEquity, Inc.                                                37,724   2,983,968       0.0%
#*  Discovery Communications, Inc. Class A                         236,113   6,164,910       0.0%
*   Discovery Communications, Inc. Class B                           1,400      39,620       0.0%
#*  Discovery Communications, Inc. Class C                         342,468   8,599,371       0.1%
*   DISH Network Corp. Class A                                     130,911   7,666,148       0.1%
*   Dixie Group, Inc. (The)                                          4,689      18,756       0.0%
    Dollar General Corp.                                           171,259  11,832,284       0.1%
*   Dollar Tree, Inc.                                              147,067  11,110,912       0.1%
    Domino's Pizza, Inc.                                            49,930   8,450,153       0.1%
#*  Dorman Products, Inc.                                           44,880   2,883,091       0.0%
    Dover Motorsports, Inc.                                          3,182       7,637       0.0%
    DR Horton, Inc.                                                340,929   9,828,983       0.1%
#   Drew Industries, Inc.                                           43,873   3,928,827       0.0%
    DSW, Inc. Class A                                              123,268   2,560,276       0.0%
#   Dunkin' Brands Group, Inc.                                     133,952   6,477,919       0.1%
    Educational Development Corp.                                    1,932      18,064       0.0%
*   Eldorado Resorts, Inc.                                          11,682     141,352       0.0%
*   Emerson Radio Corp.                                             14,810      14,764       0.0%
    Entercom Communications Corp. Class A                           24,588     324,562       0.0%
    Entravision Communications Corp. Class A                       126,023     844,354       0.0%
#   Escalade, Inc.                                                   9,623     116,919       0.0%
#   Ethan Allen Interiors, Inc.                                     46,808   1,437,006       0.0%
*   EVINE Live, Inc.                                                36,640      78,776       0.0%
#*  EW Scripps Co. (The) Class A                                    99,707   1,322,115       0.0%
#   Expedia, Inc.                                                   78,686  10,168,592       0.1%
*   Express, Inc.                                                  165,815   1,993,096       0.0%
#*  Famous Dave's of America, Inc.                                   4,605      23,025       0.0%
*   Federal-Mogul Holdings Corp.                                    99,691     923,139       0.0%
#*  Fiesta Restaurant Group, Inc.                                   27,716     731,702       0.0%
#   Finish Line, Inc. (The) Class A                                 85,507   1,683,633       0.0%
#*  Five Below, Inc.                                                56,382   2,118,836       0.0%
    Flanigan's Enterprises, Inc.                                       300       6,968       0.0%
    Flexsteel Industries, Inc.                                       4,267     178,787       0.0%
    Foot Locker, Inc.                                              151,452  10,112,450       0.1%
    Ford Motor Co.                                               2,840,785  33,350,816       0.2%
#*  Fossil Group, Inc.                                              87,105   2,375,353       0.0%
*   Fox Factory Holding Corp.                                       69,498   1,508,107       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Francesca's Holdings Corp.                                      92,113 $ 1,480,256       0.0%
#   Fred's, Inc. Class A                                            70,219     641,099       0.0%
#*  FTD Cos., Inc.                                                  31,986     643,558       0.0%
*   Full House Resorts, Inc.                                         1,683       2,743       0.0%
#*  G-III Apparel Group, Ltd.                                       68,586   1,791,466       0.0%
#   GameStop Corp. Class A                                         214,131   5,149,851       0.0%
*   Gaming Partners International Corp.                              4,515      46,911       0.0%
    Gannett Co., Inc.                                              194,111   1,508,242       0.0%
#   Gap, Inc. (The)                                                397,552  10,968,460       0.1%
#   Garmin, Ltd.                                                   154,793   7,485,789       0.1%
    General Motors Co.                                           1,081,328  34,169,965       0.2%
#*  Genesco, Inc.                                                   32,731   1,760,928       0.0%
#   Gentex Corp.                                                   510,905   8,639,404       0.1%
*   Gentherm, Inc.                                                  75,108   2,114,290       0.0%
#   Genuine Parts Co.                                              147,367  13,349,977       0.1%
    GNC Holdings, Inc. Class A                                     166,175   2,231,730       0.0%
    Goodyear Tire & Rubber Co. (The)                               405,960  11,785,019       0.1%
#*  GoPro, Inc. Class A                                            153,221   1,958,164       0.0%
#*  Gordmans Stores, Inc.                                           15,165      12,132       0.0%
    Graham Holdings Co. Class B                                      5,782   2,746,450       0.0%
*   Grand Canyon Education, Inc.                                    84,876   3,703,989       0.0%
*   Gray Television, Inc.                                          104,113     926,606       0.0%
*   Gray Television, Inc. Class A                                      600       5,130       0.0%
*   Green Brick Partners, Inc.                                         767       5,868       0.0%
#   Group 1 Automotive, Inc.                                        39,074   2,354,990       0.0%
#   Guess?, Inc.                                                   177,056   2,390,256       0.0%
#   H&R Block, Inc.                                                276,573   6,352,882       0.1%
#   Hanesbrands, Inc.                                              281,187   7,226,506       0.1%
#   Harley-Davidson, Inc.                                          189,502  10,805,404       0.1%
    Harman International Industries, Inc.                           94,017   7,494,095       0.1%
    Harte-Hanks, Inc.                                               96,471     136,024       0.0%
#   Hasbro, Inc.                                                    79,368   6,620,085       0.1%
    Haverty Furniture Cos., Inc.                                    26,199     465,032       0.0%
    Haverty Furniture Cos., Inc. Class A                             1,608      28,542       0.0%
#*  Helen of Troy, Ltd.                                             41,405   3,374,508       0.0%
#*  hhgregg, Inc.                                                   27,171      46,191       0.0%
#*  Hibbett Sports, Inc.                                            31,456   1,222,066       0.0%
#   Hilton Worldwide Holdings, Inc.                                258,578   5,843,863       0.0%
    Home Depot, Inc. (The)                                         756,178  92,261,278       0.6%
#   Hooker Furniture Corp.                                          14,526     382,034       0.0%
*   Horizon Global Corp.                                            21,636     433,585       0.0%
*   Houghton Mifflin Harcourt Co.                                  157,368   1,990,705       0.0%
    HSN, Inc.                                                       67,098   2,529,595       0.0%
*   Hyatt Hotels Corp. Class A                                      24,073   1,222,668       0.0%
*   Iconix Brand Group, Inc.                                        60,513     476,842       0.0%
    ILG, Inc.                                                      178,210   2,919,080       0.0%
#*  Installed Building Products, Inc.                               32,199   1,064,177       0.0%
    International Game Technology P.L.C.                            57,160   1,641,635       0.0%
    International Speedway Corp. Class A                            42,539   1,399,533       0.0%
    Interpublic Group of Cos., Inc. (The)                          384,312   8,604,746       0.1%
*   Intrawest Resorts Holdings, Inc.                                 2,217      36,381       0.0%
#*  iRobot Corp.                                                    34,186   1,733,230       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*          Isle of Capri Casinos, Inc.                                   30,209 $   634,389       0.0%
*          J Alexander's Holdings, Inc.                                  11,747     105,723       0.0%
           Jack in the Box, Inc.                                         57,377   5,377,946       0.0%
#*         JAKKS Pacific, Inc.                                           12,915      86,531       0.0%
#*         Jamba, Inc.                                                   17,844     188,254       0.0%
#*         JC Penney Co., Inc.                                          378,373   3,250,224       0.0%
           John Wiley & Sons, Inc. Class A                               85,820   4,428,312       0.0%
           John Wiley & Sons, Inc. Class B                                4,638     243,912       0.0%
           Johnson Outdoors, Inc. Class A                                 8,183     294,424       0.0%
*          K12, Inc.                                                     49,698     538,726       0.0%
#*         Kate Spade & Co.                                             155,127   2,598,377       0.0%
#          KB Home                                                       62,897     914,522       0.0%
*          Kirkland's, Inc.                                              29,828     364,200       0.0%
#          Kohl's Corp.                                                 280,617  12,276,994       0.1%
#*         Kona Grill, Inc.                                               4,321      46,451       0.0%
*          Koss Corp.                                                     1,533       4,492       0.0%
           L Brands, Inc.                                               108,943   7,864,595       0.1%
*          La Quinta Holdings, Inc.                                     135,253   1,353,883       0.0%
           La-Z-Boy, Inc.                                                88,993   2,082,436       0.0%
*          Lakeland Industries, Inc.                                      3,968      39,283       0.0%
#*         Lands' End, Inc.                                              22,424     349,814       0.0%
#          Las Vegas Sands Corp.                                        224,738  13,007,835       0.1%
(degrees)* Lazare Kaplan International, Inc.                              1,600         450       0.0%
           Lear Corp.                                                   113,084  13,884,454       0.1%
#*         Lee Enterprises, Inc.                                         20,446      52,137       0.0%
           Leggett & Platt, Inc.                                        146,282   6,711,418       0.1%
           Lennar Corp. Class A                                         146,912   6,124,761       0.0%
           Lennar Corp. Class B                                          17,482     585,997       0.0%
           Libbey, Inc.                                                  47,864     766,303       0.0%
*          Liberty Broadband Corp. Class A                               30,593   1,987,015       0.0%
*          Liberty Broadband Corp. Class B                                  598      39,067       0.0%
#*         Liberty Broadband Corp. Class C                               86,242   5,748,029       0.0%
*          Liberty Interactive Corp., QVC Group Class A                 412,224   7,622,022       0.1%
*          Liberty Interactive Corp., QVC Group Class B                   1,148      23,063       0.0%
#*         Liberty Media Corp.-Liberty Braves Class A                     5,907     100,124       0.0%
*          Liberty Media Corp.-Liberty Braves Class B                       239       3,965       0.0%
*          Liberty Media Corp.-Liberty Braves Class C                    12,726     212,142       0.0%
#*         Liberty Media Corp.-Liberty Media Class A                     14,769     411,021       0.0%
*          Liberty Media Corp.-Liberty Media Class B                        598      15,997       0.0%
#*         Liberty Media Corp.-Liberty Media Class C                     31,815     872,049       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class A                  59,077   1,965,492       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class B                   2,392      77,333       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class C                 127,261   4,223,793       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class A                   113,794   2,526,227       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class B                       694      15,112       0.0%
*          Liberty Ventures Series A                                    129,749   5,176,985       0.0%
           Lifetime Brands, Inc.                                         11,349     160,588       0.0%
#          Lions Gate Entertainment Corp.                               116,799   2,378,028       0.0%
#          Lithia Motors, Inc. Class A                                   38,612   3,312,137       0.0%
#*         Live Nation Entertainment, Inc.                              334,464   9,254,619       0.1%
*          LKQ Corp.                                                    314,088  10,138,761       0.1%
#*         Loral Space & Communications, Inc.                             8,767     340,160       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Lowe's Cos., Inc.                                            538,551 $35,894,424       0.2%
#*  Luby's, Inc.                                                  41,043     171,970       0.0%
#*  Lululemon Athletica, Inc.                                     82,285   4,710,816       0.0%
#*  Lumber Liquidators Holdings, Inc.                             22,193     344,213       0.0%
*   M/I Homes, Inc.                                               45,749     984,061       0.0%
    Macy's, Inc.                                                 366,689  13,380,482       0.1%
*   Madison Square Garden Co. (The) Class A                       30,968   5,124,894       0.0%
    Marcus Corp. (The)                                            15,379     407,544       0.0%
    Marine Products Corp.                                         20,779     194,284       0.0%
*   MarineMax, Inc.                                               35,619     710,599       0.0%
    Marriott International, Inc. Class A                         207,211  14,235,396       0.1%
#   Marriott Vacations Worldwide Corp.                            51,916   3,300,819       0.0%
#   Mattel, Inc.                                                 215,877   6,806,602       0.1%
#*  McClatchy Co. (The) Class A                                    6,581      92,792       0.0%
    McDonald's Corp.                                             530,776  59,749,454       0.4%
#   MDC Holdings, Inc.                                            97,714   2,316,799       0.0%
*   Media General, Inc.                                           34,446     580,415       0.0%
#   Meredith Corp.                                                70,875   3,214,181       0.0%
*   Meritage Homes Corp.                                          80,764   2,499,646       0.0%
*   MGM Resorts International                                    434,678  11,375,523       0.1%
#*  Michael Kors Holdings, Ltd.                                  193,823   9,842,332       0.1%
#*  Michaels Cos., Inc. (The)                                    164,265   3,819,161       0.0%
*   Modine Manufacturing Co.                                      72,219     790,798       0.0%
*   Mohawk Industries, Inc.                                       94,374  17,393,128       0.1%
*   Monarch Casino & Resort, Inc.                                  6,425     151,951       0.0%
#   Monro Muffler Brake, Inc.                                     47,650   2,620,750       0.0%
#*  Motorcar Parts of America, Inc.                               24,194     634,851       0.0%
    Movado Group, Inc.                                            19,211     423,603       0.0%
*   MSG Networks, Inc. Class A                                   101,681   1,942,107       0.0%
*   Murphy USA, Inc.                                              90,948   6,255,403       0.1%
#   NACCO Industries, Inc. Class A                                 7,497     548,406       0.0%
*   Nathan's Famous, Inc.                                          5,441     290,005       0.0%
    National CineMedia, Inc.                                      95,005   1,317,719       0.0%
#*  Nautilus, Inc.                                                60,278   1,060,893       0.0%
#*  Netflix, Inc.                                                102,926  12,852,370       0.1%
#*  Nevada Gold & Casinos, Inc.                                      700       1,190       0.0%
    New Media Investment Group, Inc.                               2,726      39,254       0.0%
*   New York & Co., Inc.                                          53,002     116,604       0.0%
#   New York Times Co. (The) Class A                             250,935   2,735,192       0.0%
    Newell Brands, Inc.                                          140,157   6,730,339       0.1%
    News Corp. Class A                                           242,129   2,934,603       0.0%
#   News Corp. Class B                                           118,718   1,472,103       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                      39,651   1,934,969       0.0%
    NIKE, Inc. Class B                                           662,186  33,228,493       0.2%
*   Nobility Homes, Inc.                                           1,105      17,128       0.0%
#   Nordstrom, Inc.                                              187,274   9,738,248       0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                         178,427   6,935,457       0.1%
    Nutrisystem, Inc.                                             45,595   1,445,362       0.0%
*   NVR, Inc.                                                      4,776   7,273,848       0.1%
*   O'Reilly Automotive, Inc.                                     65,153  17,229,059       0.1%
    Office Depot, Inc.                                           719,803   2,267,379       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.                         10,815     295,790       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Omnicom Group, Inc.                                          175,097 $13,976,243       0.1%
#*  Overstock.com, Inc.                                           10,636     155,817       0.0%
    Oxford Industries, Inc.                                       27,988   1,755,407       0.0%
    P&F Industries, Inc. Class A                                     504       4,057       0.0%
#*  Panera Bread Co. Class A                                      38,897   7,419,992       0.1%
#   Papa John's International, Inc.                               53,692   4,051,061       0.0%
#*  Party City Holdco, Inc.                                        7,268     118,105       0.0%
#*  Penn National Gaming, Inc.                                   113,225   1,463,999       0.0%
#   Penske Automotive Group, Inc.                                149,616   6,695,316       0.1%
*   Perfumania Holdings, Inc.                                      2,203       4,406       0.0%
*   Perry Ellis International, Inc.                               13,637     253,512       0.0%
    PetMed Express, Inc.                                          14,214     282,432       0.0%
#   Pier 1 Imports, Inc.                                         163,331     703,957       0.0%
#*  Pinnacle Entertainment, Inc.                                  63,869     756,848       0.0%
*   Planet Fitness, Inc. Class A                                  19,304     409,245       0.0%
#   Polaris Industries, Inc.                                      45,130   3,457,409       0.0%
    Pool Corp.                                                    53,055   4,911,832       0.0%
*   Popeyes Louisiana Kitchen, Inc.                               30,268   1,615,706       0.0%
*   Potbelly Corp.                                                   466       6,081       0.0%
*   Priceline Group, Inc. (The)                                   24,433  36,019,862       0.2%
#   PulteGroup, Inc.                                             344,862   6,414,433       0.1%
    PVH Corp.                                                     70,544   7,546,797       0.1%
*   QEP Co., Inc.                                                    352       6,389       0.0%
#*  Radio One, Inc. Class D                                       16,485      41,213       0.0%
#   Ralph Lauren Corp.                                            59,722   5,858,728       0.0%
    RCI Hospitality Holdings, Inc.                                 7,842      91,046       0.0%
*   Reading International, Inc. Class A                           10,059     132,678       0.0%
#*  Red Lion Hotels Corp.                                         13,744     115,450       0.0%
*   Red Robin Gourmet Burgers, Inc.                               26,927   1,238,642       0.0%
    Regal Entertainment Group Class A                            237,442   5,107,377       0.0%
*   Regis Corp.                                                   52,558     666,435       0.0%
#   Rent-A-Center, Inc.                                           88,792     895,911       0.0%
#*  Restoration Hardware Holdings, Inc.                           58,951   1,707,810       0.0%
    Rocky Brands, Inc.                                             7,436      79,565       0.0%
    Ross Stores, Inc.                                            268,071  16,765,160       0.1%
#   Royal Caribbean Cruises, Ltd.                                163,942  12,602,222       0.1%
*   Ruby Tuesday, Inc.                                            95,228     282,827       0.0%
    Ruth's Hospitality Group, Inc.                                72,351   1,146,763       0.0%
    Saga Communications, Inc. Class A                              1,544      64,848       0.0%
    Salem Media Group, Inc.                                       12,181      66,386       0.0%
#*  Sally Beauty Holdings, Inc.                                  203,271   5,272,850       0.0%
#   Scholastic Corp.                                              22,574     863,456       0.0%
#   Scripps Networks Interactive, Inc. Class A                   106,928   6,881,886       0.1%
#   SeaWorld Entertainment, Inc.                                 171,008   2,395,822       0.0%
*   Select Comfort Corp.                                          98,868   1,897,277       0.0%
*   Sequential Brands Group, Inc.                                  2,521      18,151       0.0%
#   Service Corp. International                                  371,984   9,522,790       0.1%
#*  ServiceMaster Global Holdings, Inc.                          185,516   6,639,618       0.1%
#*  Shake Shack, Inc. Class A                                      3,257     103,866       0.0%
*   Shiloh Industries, Inc.                                       18,572     129,818       0.0%
    Shoe Carnival, Inc.                                           23,587     598,402       0.0%
*   Shutterfly, Inc.                                              48,662   2,384,438       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Signet Jewelers, Ltd.                                           61,999 $ 5,038,039       0.0%
#   Sinclair Broadcast Group, Inc. Class A                         146,889   3,686,914       0.0%
#*  Sirius XM Holdings, Inc.                                     1,528,394   6,373,403       0.1%
#   Six Flags Entertainment Corp.                                  125,316   6,973,835       0.1%
#*  Skechers U.S.A., Inc. Class A                                  211,671   4,451,441       0.0%
*   Skyline Corp.                                                    4,311      49,878       0.0%
*   Smith & Wesson Holding Corp.                                   109,691   2,899,133       0.0%
#   Sonic Automotive, Inc. Class A                                  76,409   1,367,721       0.0%
    Sonic Corp.                                                     57,765   1,323,396       0.0%
#   Sotheby's                                                      103,610   3,717,527       0.0%
*   Spanish Broadcasting System, Inc. Class A                        1,868       6,351       0.0%
    Spartan Motors, Inc.                                            27,734     237,126       0.0%
    Speedway Motorsports, Inc.                                      36,358     683,894       0.0%
#*  Sportsman's Warehouse Holdings, Inc.                             8,796      80,923       0.0%
#   Stage Stores, Inc.                                              52,560     267,530       0.0%
    Standard Motor Products, Inc.                                   37,926   1,854,581       0.0%
    Stanley Furniture Co., Inc.                                      8,749      12,074       0.0%
    Staples, Inc.                                                  509,506   3,770,344       0.0%
    Starbucks Corp.                                                870,072  46,174,721       0.3%
*   Starz Class A                                                  109,783   3,453,773       0.0%
*   Starz Class B                                                    2,392      73,686       0.0%
    Stein Mart, Inc.                                               100,423     604,546       0.0%
#*  Steven Madden, Ltd.                                             98,502   3,289,967       0.0%
*   Stoneridge, Inc.                                                59,414     880,515       0.0%
#   Strattec Security Corp.                                          2,661      94,466       0.0%
*   Strayer Education, Inc.                                         24,844   1,457,349       0.0%
    Sturm Ruger & Co., Inc.                                         34,520   2,122,980       0.0%
    Superior Industries International, Inc.                         24,359     596,796       0.0%
#   Superior Uniform Group, Inc.                                    13,906     247,388       0.0%
*   Sypris Solutions, Inc.                                          12,624      12,498       0.0%
    Tailored Brands, Inc.                                           39,536     624,669       0.0%
*   Tandy Leather Factory, Inc.                                     14,264     105,554       0.0%
#   Target Corp.                                                   351,450  24,155,159       0.2%
*   Taylor Morrison Home Corp. Class A                              61,012   1,040,865       0.0%
    TEGNA, Inc.                                                    365,892   7,178,801       0.1%
#*  Tempur Sealy International, Inc.                               114,095   6,169,117       0.0%
#*  Tenneco, Inc.                                                  118,932   6,549,585       0.1%
*   Tesla Motors, Inc.                                              17,400   3,440,502       0.0%
#   Texas Roadhouse, Inc.                                          100,559   4,074,651       0.0%
    Thor Industries, Inc.                                           94,577   7,500,902       0.1%
#   Tiffany & Co.                                                  147,946  10,862,195       0.1%
#*  Tile Shop Holdings, Inc.                                        39,905     676,390       0.0%
*   Tilly's, Inc. Class A                                            8,715      80,875       0.0%
    Time Warner, Inc.                                              482,981  42,980,479       0.3%
    Time, Inc.                                                     120,531   1,566,903       0.0%
    TJX Cos., Inc. (The)                                           394,042  29,060,598       0.2%
*   Toll Brothers, Inc.                                            237,533   6,517,906       0.1%
*   TopBuild Corp.                                                  30,439     917,127       0.0%
    Tower International, Inc.                                       35,529     770,979       0.0%
*   Town Sports International Holdings, Inc.                        17,552      43,880       0.0%
#   Tractor Supply Co.                                             105,852   6,629,511       0.1%
*   Trans World Entertainment Corp.                                    200         780       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
*   TRI Pointe Group, Inc.                                         172,996 $    1,873,547       0.0%
#*  TripAdvisor, Inc.                                               73,293      4,725,933       0.0%
*   Tuesday Morning Corp.                                           36,500        180,675       0.0%
#   Tupperware Brands Corp.                                         64,136      3,817,375       0.0%
    Twenty-First Century Fox, Inc. Class A                         570,377     14,983,804       0.1%
    Twenty-First Century Fox, Inc. Class B                         223,815      5,906,478       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.                          45,119     10,979,257       0.1%
#*  Under Armour, Inc. Class A                                     100,646      3,130,091       0.0%
*   Under Armour, Inc. Class C                                     101,636      2,628,307       0.0%
*   Unifi, Inc.                                                     15,429        443,584       0.0%
*   Universal Electronics, Inc.                                     21,364      1,498,685       0.0%
    Universal Technical Institute, Inc.                             16,908         25,700       0.0%
#*  Urban Outfitters, Inc.                                         222,355      7,437,775       0.1%
*   US Auto Parts Network, Inc.                                     19,452         59,718       0.0%
    Vail Resorts, Inc.                                              49,097      7,828,026       0.1%
#*  Vera Bradley, Inc.                                              15,343        205,136       0.0%
    VF Corp.                                                       140,881      7,637,159       0.1%
#   Viacom, Inc. Class A                                            14,021        593,088       0.0%
    Viacom, Inc. Class B                                           422,546     15,870,828       0.1%
*   Vista Outdoor, Inc.                                             95,203      3,681,500       0.0%
    Visteon Corp.                                                   71,733      5,065,067       0.0%
#*  Vitamin Shoppe, Inc.                                            50,468      1,264,223       0.0%
*   VOXX International Corp.                                        38,950        159,695       0.0%
    Walt Disney Co. (The)                                          805,208     74,634,730       0.5%
*   WCI Communities, Inc.                                              961         22,247       0.0%
#*  Weight Watchers International, Inc.                             38,632        397,137       0.0%
#   Wendy's Co. (The)                                              547,089      5,930,445       0.0%
*   West Marine, Inc.                                               18,950        151,600       0.0%
#   Weyco Group, Inc.                                                6,018        152,316       0.0%
    Whirlpool Corp.                                                118,086     17,691,645       0.1%
#*  William Lyon Homes Class A                                      12,243        218,660       0.0%
#   Williams-Sonoma, Inc.                                          146,719      6,781,352       0.1%
    Wingstop, Inc.                                                   9,215        246,593       0.0%
#   Winmark Corp.                                                    3,093        330,796       0.0%
#   Winnebago Industries, Inc.                                      59,677      1,685,875       0.0%
    Wolverine World Wide, Inc.                                     160,901      3,435,236       0.0%
    World Wrestling Entertainment, Inc. Class A                      9,254        163,611       0.0%
#   Wyndham Worldwide Corp.                                        124,395      8,190,167       0.1%
    Wynn Resorts, Ltd.                                              49,942      4,722,016       0.0%
    Yum! Brands, Inc.                                              232,451     20,055,872       0.1%
#*  ZAGG, Inc.                                                      63,757        414,421       0.0%
#*  Zumiez, Inc.                                                    39,272        873,802       0.0%
                                                                           --------------      ----
Total Consumer Discretionary                                                2,288,320,079      15.3%
                                                                           --------------      ----
Consumer Staples -- (7.8%)
#   Alico, Inc.                                                      8,044        210,351       0.0%
*   Alliance One International, Inc.                                 8,251        122,527       0.0%
    Altria Group, Inc.                                           1,195,886     79,071,982       0.5%
    Andersons, Inc. (The)                                           44,961      1,710,766       0.0%
    Archer-Daniels-Midland Co.                                     284,837     12,410,348       0.1%
    Avon Products, Inc.                                            617,344      4,043,603       0.0%
    B&G Foods, Inc.                                                117,939      5,000,614       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
#*  Blue Buffalo Pet Products, Inc.                                126,629 $ 3,180,920       0.0%
#*  Boston Beer Co., Inc. (The) Class A                             16,052   2,492,073       0.0%
*   Bridgford Foods Corp.                                            2,501      28,511       0.0%
#   Brown-Forman Corp. Class A                                      39,796   1,930,106       0.0%
#   Brown-Forman Corp. Class B                                     133,976   6,185,672       0.1%
    Bunge, Ltd.                                                    170,891  10,596,951       0.1%
#   Cal-Maine Foods, Inc.                                          104,478   4,038,075       0.0%
    Calavo Growers, Inc.                                            24,324   1,438,765       0.0%
#   Campbell Soup Co.                                              224,122  12,178,789       0.1%
#   Casey's General Stores, Inc.                                    61,224   6,917,700       0.1%
*   CCA Industries, Inc.                                             3,400      10,200       0.0%
#*  Central Garden & Pet Co.                                        11,250     273,600       0.0%
*   Central Garden & Pet Co. Class A                                55,349   1,291,846       0.0%
#*  Chefs' Warehouse, Inc. (The)                                    21,089     240,415       0.0%
    Church & Dwight Co., Inc.                                      181,067   8,738,293       0.1%
    Clorox Co. (The)                                               109,308  13,119,146       0.1%
#   Coca-Cola Bottling Co. Consolidated                             15,965   2,255,854       0.0%
    Coca-Cola Co. (The)                                          2,096,157  88,877,057       0.6%
*   Coffee Holding Co., Inc.                                           300       1,551       0.0%
    Colgate-Palmolive Co.                                          470,121  33,547,835       0.2%
    ConAgra Foods, Inc.                                            204,421   9,849,004       0.1%
    Constellation Brands, Inc. Class A                              75,550  12,625,916       0.1%
    Constellation Brands, Inc. Class B                               3,160     536,821       0.0%
    Costco Wholesale Corp.                                         225,213  33,302,246       0.2%
#   Coty, Inc. Class A                                             711,215  16,350,833       0.1%
#*  Craft Brew Alliance, Inc.                                       27,452     440,605       0.0%
#*  Crimson Wine Group, Ltd.                                        15,327     142,694       0.0%
    CVS Health Corp.                                               645,839  54,315,060       0.4%
#*  Cyanotech Corp.                                                    800       3,200       0.0%
*   Darling Ingredients, Inc.                                      243,429   3,310,634       0.0%
#   Dean Foods Co.                                                 192,058   3,506,979       0.0%
    Dr Pepper Snapple Group, Inc.                                  157,516  13,828,330       0.1%
*   Edgewell Personal Care Co.                                      70,730   5,333,042       0.0%
    Energizer Holdings, Inc.                                        87,195   4,055,439       0.0%
    Estee Lauder Cos., Inc. (The) Class A                          126,846  11,052,092       0.1%
#*  Farmer Brothers Co.                                             26,107     853,699       0.0%
#   Flowers Foods, Inc.                                            276,896   4,297,426       0.0%
    Fresh Del Monte Produce, Inc.                                   86,673   5,230,716       0.0%
#   General Mills, Inc.                                            304,035  18,844,089       0.1%
#*  Hain Celestial Group, Inc. (The)                               139,593   5,076,997       0.0%
#*  Herbalife, Ltd.                                                126,240   7,660,243       0.1%
    Hershey Co. (The)                                               82,321   8,434,610       0.1%
    Hormel Foods Corp.                                             208,076   8,010,926       0.1%
*   HRG Group, Inc.                                                210,010   3,158,550       0.0%
    Ingles Markets, Inc. Class A                                    25,333   1,000,654       0.0%
    Ingredion, Inc.                                                106,021  13,906,775       0.1%
    Inter Parfums, Inc.                                             41,849   1,364,277       0.0%
#*  Inventure Foods, Inc.                                            4,338      36,699       0.0%
    J&J Snack Foods Corp.                                           27,439   3,351,674       0.0%
    JM Smucker Co. (The)                                           140,742  18,480,832       0.1%
#   John B. Sanfilippo & Son, Inc.                                   8,763     444,109       0.0%
    Kellogg Co.                                                    154,484  11,606,383       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
    Kimberly-Clark Corp.                                           205,990 $23,567,316       0.2%
    Kraft Heinz Co. (The)                                          296,796  26,400,004       0.2%
    Kroger Co. (The)                                               546,419  16,928,061       0.1%
    Lancaster Colony Corp.                                          48,782   6,373,368       0.1%
*   Landec Corp.                                                    47,627     631,058       0.0%
*   Lifeway Foods, Inc.                                              3,699      66,138       0.0%
#   Limoneira Co.                                                      244       4,804       0.0%
    Mannatech, Inc.                                                  1,435      24,826       0.0%
#   McCormick & Co., Inc. Non-Voting                                83,183   7,974,754       0.1%
    McCormick & Co., Inc. Voting                                     4,298     410,373       0.0%
#   Mead Johnson Nutrition Co.                                     151,744  11,345,899       0.1%
    Medifast, Inc.                                                  29,662   1,217,922       0.0%
#   MGP Ingredients, Inc.                                           31,725   1,117,037       0.0%
    Molson Coors Brewing Co. Class A                                 1,162     126,577       0.0%
    Molson Coors Brewing Co. Class B                                89,238   9,263,797       0.1%
    Mondelez International, Inc. Class A                           800,134  35,958,022       0.2%
*   Monster Beverage Corp.                                          70,768  10,214,653       0.1%
*   National Beverage Corp.                                         41,682   1,969,058       0.0%
*   Natural Alternatives International, Inc.                         2,740      34,524       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                         5,731      68,084       0.0%
#   Natural Health Trends Corp.                                     13,193     307,793       0.0%
    Nature's Sunshine Products, Inc.                                   200       2,510       0.0%
    Nu Skin Enterprises, Inc. Class A                               90,653   5,588,757       0.0%
*   Nutraceutical International Corp.                                9,876     284,429       0.0%
    Oil-Dri Corp. of America                                         4,211     142,163       0.0%
*   Omega Protein Corp.                                             32,498     724,705       0.0%
#   Orchids Paper Products Co.                                       6,335     162,556       0.0%
    PepsiCo, Inc.                                                  877,848  94,105,306       0.6%
    Philip Morris International, Inc.                              687,129  66,266,721       0.5%
#   Pilgrim's Pride Corp.                                          138,734   3,029,951       0.0%
    Pinnacle Foods, Inc.                                           176,970   9,099,797       0.1%
*   Post Holdings, Inc.                                             88,416   6,739,952       0.1%
#   PriceSmart, Inc.                                                41,522   3,776,426       0.0%
#*  Primo Water Corp.                                                8,367     109,524       0.0%
    Procter & Gamble Co. (The)                                   1,135,621  98,571,903       0.7%
*   Revlon, Inc. Class A                                            51,808   1,761,472       0.0%
    Reynolds American, Inc.                                        353,727  19,483,283       0.1%
*   Rite Aid Corp.                                                 755,659   5,070,472       0.0%
    Rocky Mountain Chocolate Factory, Inc.                           3,966      40,453       0.0%
#   Sanderson Farms, Inc.                                           41,613   3,744,338       0.0%
*   Seaboard Corp.                                                     550   1,861,750       0.0%
*   Seneca Foods Corp. Class A                                       7,423     218,236       0.0%
*   Seneca Foods Corp. Class B                                       1,493      49,269       0.0%
#   Snyder's-Lance, Inc.                                           134,577   4,786,904       0.0%
    SpartanNash Co.                                                 50,684   1,419,152       0.0%
#   Spectrum Brands Holdings, Inc.                                  71,843   9,716,047       0.1%
#*  Sprouts Farmers Market, Inc.                                   244,989   5,426,506       0.0%
*   SUPERVALU, Inc.                                                382,744   1,641,972       0.0%
    Sysco Corp.                                                    321,737  15,481,984       0.1%
#   Tootsie Roll Industries, Inc.                                   29,348   1,040,387       0.0%
#*  TreeHouse Foods, Inc.                                           82,462   7,213,776       0.1%
    Tyson Foods, Inc. Class A                                      231,697  16,415,732       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Staples -- (Continued)
*   United Natural Foods, Inc.                                      68,302 $    2,850,925       0.0%
    United-Guardian, Inc.                                            1,741         27,160       0.0%
#   Universal Corp.                                                 25,489      1,381,504       0.0%
#*  USANA Health Sciences, Inc.                                     17,595      2,260,957       0.0%
#   Vector Group, Ltd.                                             196,787      4,120,720       0.0%
    Village Super Market, Inc. Class A                               5,304        158,590       0.0%
    Wal-Mart Stores, Inc.                                        1,208,559     84,623,301       0.6%
    Walgreens Boots Alliance, Inc.                                 415,608     34,383,250       0.2%
#   WD-40 Co.                                                       20,011      2,133,673       0.0%
    Weis Markets, Inc.                                              24,862      1,383,073       0.0%
*   WhiteWave Foods Co. (The)                                      144,105      7,852,281       0.1%
#   Whole Foods Market, Inc.                                       471,149     13,328,805       0.1%
                                                                           --------------       ---
Total Consumer Staples                                                      1,272,809,844       8.5%
                                                                           --------------       ---
Energy -- (5.4%)
*   Abraxas Petroleum Corp.                                         10,147         16,438       0.0%
    Adams Resources & Energy, Inc.                                   3,234        118,170       0.0%
#   Alon USA Energy, Inc.                                          128,095      1,032,446       0.0%
    Anadarko Petroleum Corp.                                       223,220     13,268,197       0.1%
*   Antero Resources Corp.                                         114,646      3,034,680       0.0%
    Apache Corp.                                                   137,573      8,182,842       0.1%
    Archrock, Inc.                                                  77,446        898,374       0.0%
#   Atwood Oceanics, Inc.                                           79,592        607,287       0.0%
    Baker Hughes, Inc.                                             209,793     11,622,532       0.1%
*   Barnwell Industries, Inc.                                        4,663          7,461       0.0%
*   Bill Barrett Corp.                                              51,882        269,268       0.0%
#   Bristow Group, Inc.                                             33,119        331,521       0.0%
    Cabot Oil & Gas Corp.                                          224,770      4,693,198       0.0%
#   California Resources Corp.                                      29,237        299,972       0.0%
*   Callon Petroleum Co.                                           135,022      1,753,936       0.0%
#   CARBO Ceramics, Inc.                                            21,127        128,875       0.0%
#*  Carrizo Oil & Gas, Inc.                                        116,454      3,939,639       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                      20,709        412,937       0.0%
#*  Cheniere Energy, Inc.                                          138,006      5,202,826       0.0%
#*  Chesapeake Energy Corp.                                      1,112,179      6,128,106       0.1%
    Chevron Corp.                                                  976,212    102,258,207       0.7%
    Cimarex Energy Co.                                              57,966      7,485,150       0.1%
*   Clayton Williams Energy, Inc.                                   20,130      1,757,550       0.0%
*   Clean Energy Fuels Corp.                                        54,100        222,351       0.0%
#*  Cloud Peak Energy, Inc.                                         70,350        433,356       0.0%
#*  Cobalt International Energy, Inc.                              459,220        433,550       0.0%
#*  Concho Resources, Inc.                                          75,255      9,552,870       0.1%
    ConocoPhillips                                                 640,933     27,848,539       0.2%
#   CONSOL Energy, Inc.                                            361,697      6,130,764       0.1%
*   Contango Oil & Gas Co.                                          24,087        188,601       0.0%
#*  Continental Resources, Inc.                                    197,916      9,680,072       0.1%
#   Core Laboratories NV                                            58,652      5,687,484       0.0%
#   CVR Energy, Inc.                                                73,404        973,337       0.0%
*   Dawson Geophysical Co.                                          19,709        129,094       0.0%
    Delek US Holdings, Inc.                                         98,807      1,669,838       0.0%
#*  Denbury Resources, Inc.                                        341,290        815,683       0.0%
    Devon Energy Corp.                                             165,551      6,272,727       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
#   DHT Holdings, Inc.                                             116,200 $    472,934       0.0%
#   Diamond Offshore Drilling, Inc.                                185,394    3,057,147       0.0%
#*  Diamondback Energy, Inc.                                        84,558    7,719,300       0.1%
#*  Dril-Quip, Inc.                                                 66,167    3,142,932       0.0%
    Energen Corp.                                                  134,683    6,751,659       0.1%
*   ENGlobal Corp.                                                  13,200       18,876       0.0%
#   EnLink Midstream LLC                                            93,574    1,427,003       0.0%
    Ensco P.L.C. Class A                                             5,036       39,382       0.0%
    EOG Resources, Inc.                                            215,122   19,451,331       0.1%
#*  EP Energy Corp. Class A                                         38,800      138,128       0.0%
#   EQT Corp.                                                       93,822    6,192,252       0.1%
*   Era Group, Inc.                                                 29,026      219,146       0.0%
    Evolution Petroleum Corp.                                        8,344       64,249       0.0%
*   Exterran Corp.                                                  38,723      612,211       0.0%
    Exxon Mobil Corp.                                            2,081,293  173,413,333       1.2%
*   FMC Technologies, Inc.                                         301,317    9,723,500       0.1%
#*  Forum Energy Technologies, Inc.                                 80,350    1,446,300       0.0%
#   Frank's International NV                                        77,316      869,805       0.0%
#   GasLog, Ltd.                                                    51,776      794,762       0.0%
#*  Gastar Exploration, Inc.                                        96,278      103,980       0.0%
#*  Geospace Technologies Corp.                                     13,031      240,161       0.0%
    Green Plains, Inc.                                              47,083    1,224,158       0.0%
    Gulf Island Fabrication, Inc.                                   15,135      151,350       0.0%
#*  Gulfmark Offshore, Inc. Class A                                 29,608       34,049       0.0%
*   Gulfport Energy Corp.                                          167,322    4,034,133       0.0%
    Halliburton Co.                                                427,011   19,642,506       0.1%
#*  Helix Energy Solutions Group, Inc.                             176,684    1,540,684       0.0%
#   Helmerich & Payne, Inc.                                        124,720    7,871,079       0.1%
    Hess Corp.                                                     208,468   10,000,210       0.1%
*   HKN, Inc.                                                          239        3,274       0.0%
#   HollyFrontier Corp.                                            167,646    4,182,768       0.0%
#*  Hornbeck Offshore Services, Inc.                                38,647      153,429       0.0%
*   ION Geophysical Corp.                                           10,183       60,080       0.0%
#*  Jones Energy, Inc. Class A                                       5,650       23,165       0.0%
    Kinder Morgan, Inc.                                            779,287   15,920,833       0.1%
#*  Kosmos Energy, Ltd.                                            355,324    1,851,238       0.0%
*   Laredo Petroleum, Inc.                                         127,960    1,525,283       0.0%
    Marathon Oil Corp.                                             501,509    6,609,889       0.1%
    Marathon Petroleum Corp.                                       428,470   18,677,007       0.1%
#*  Matador Resources Co.                                           69,806    1,522,469       0.0%
*   Matrix Service Co.                                              42,214      747,188       0.0%
#*  McDermott International, Inc.                                  222,461    1,143,450       0.0%
*   Mexco Energy Corp.                                                 684        3,010       0.0%
*   Mitcham Industries, Inc.                                        11,460       33,922       0.0%
#   Murphy Oil Corp.                                               227,663    5,889,642       0.1%
    Nabors Industries, Ltd.                                        357,245    4,251,215       0.0%
#   National Oilwell Varco, Inc.                                   224,648    7,211,201       0.1%
*   Natural Gas Services Group, Inc.                                14,512      314,910       0.0%
*   Newfield Exploration Co.                                       176,011    7,144,286       0.1%
*   Newpark Resources, Inc.                                        137,748      867,812       0.0%
    Noble Corp. P.L.C.                                             311,788    1,540,233       0.0%
    Noble Energy, Inc.                                             253,193    8,727,563       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
    Nordic American Offshore, Ltd.                                   255 $       841       0.0%
#   Nordic American Tankers, Ltd.                                 29,510     241,097       0.0%
#*  Northern Oil and Gas, Inc.                                    74,420     156,282       0.0%
*   Oasis Petroleum, Inc.                                        299,584   3,142,636       0.0%
    Occidental Petroleum Corp.                                   238,204  17,367,454       0.1%
#   Oceaneering International, Inc.                              141,146   3,359,275       0.0%
#*  Oil States International, Inc.                                89,722   2,624,368       0.0%
#   ONEOK, Inc.                                                  178,044   8,622,671       0.1%
    Overseas Shipholding Group, Inc. Class A                       3,529      30,914       0.0%
    Panhandle Oil and Gas, Inc. Class A                           24,429     439,722       0.0%
*   Par Pacific Holdings, Inc.                                     1,986      25,302       0.0%
*   Parker Drilling Co.                                          166,097     332,194       0.0%
*   Parsley Energy, Inc. Class A                                 148,568   4,887,887       0.0%
#   Patterson-UTI Energy, Inc.                                   248,956   5,596,531       0.0%
#   PBF Energy, Inc. Class A                                     185,926   4,053,187       0.0%
#*  PDC Energy, Inc.                                              88,228   5,411,023       0.0%
*   PetroQuest Energy, Inc.                                       25,181      93,422       0.0%
*   PHI, Inc. Non-Voting                                          10,655     166,005       0.0%
*   PHI, Inc. Voting                                               2,247      33,930       0.0%
    Phillips 66                                                  295,417  23,973,090       0.2%
*   Pioneer Energy Services Corp.                                 70,095     248,837       0.0%
    Pioneer Natural Resources Co.                                 61,113  10,940,449       0.1%
    QEP Resources, Inc.                                          330,309   5,308,066       0.0%
    Range Resources Corp.                                        243,138   8,215,633       0.1%
#*  Renewable Energy Group, Inc.                                  87,499     765,616       0.0%
#*  REX American Resources Corp.                                   7,500     592,425       0.0%
*   Rice Energy, Inc.                                            202,515   4,473,556       0.0%
#*  RigNet, Inc.                                                  11,399     170,985       0.0%
#   Rowan Cos. P.L.C. Class A                                    164,743   2,186,140       0.0%
#*  RPC, Inc.                                                    249,807   4,314,167       0.0%
*   RSP Permian, Inc.                                            139,897   5,050,282       0.0%
    Schlumberger, Ltd.                                           510,537  39,939,309       0.3%
#   Scorpio Tankers, Inc.                                        301,460   1,154,592       0.0%
*   SEACOR Holdings, Inc.                                         26,496   1,306,518       0.0%
    SemGroup Corp. Class A                                        74,597   2,405,753       0.0%
    Ship Finance International, Ltd.                              85,877   1,086,344       0.0%
    SM Energy Co.                                                112,856   3,795,347       0.0%
*   Southwestern Energy Co.                                      465,262   4,834,072       0.0%
    Spectra Energy Corp.                                         263,532  11,018,273       0.1%
#   Superior Energy Services, Inc.                               236,596   3,350,199       0.0%
#*  Synergy Resources Corp.                                      225,989   1,545,765       0.0%
#   Targa Resources Corp.                                        151,302   6,642,158       0.1%
#   Teekay Corp.                                                 100,937     659,119       0.0%
#   Teekay Tankers, Ltd. Class A                                  40,073      85,355       0.0%
    Tesco Corp.                                                   56,821     389,224       0.0%
    Tesoro Corp.                                                 225,401  19,152,323       0.1%
*   TETRA Technologies, Inc.                                     153,890     838,700       0.0%
#   Tidewater, Inc.                                               60,688     104,990       0.0%
#*  Transocean, Ltd.                                             574,734   5,523,194       0.0%
*   Unit Corp.                                                    62,927   1,077,939       0.0%
#   US Silica Holdings, Inc.                                      49,746   2,297,768       0.0%
*   Vaalco Energy, Inc.                                           93,901      74,182       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Energy -- (Continued)
    Valero Energy Corp.                                          334,899 $ 19,839,417       0.1%
#*  W&T Offshore, Inc.                                            37,237       53,994       0.0%
#*  Weatherford International P.L.C.                             497,570    2,398,287       0.0%
#   Western Refining, Inc.                                       199,445    5,753,988       0.0%
#*  Whiting Petroleum Corp.                                      147,085    1,211,980       0.0%
*   Willbros Group, Inc.                                          54,889       83,431       0.0%
    Williams Cos., Inc. (The)                                    265,484    7,752,133       0.1%
    World Fuel Services Corp.                                     97,905    3,940,676       0.0%
*   WPX Energy, Inc.                                             525,191    5,703,574       0.0%
                                                                         ------------       ---
Total Energy                                                              889,130,896       5.9%
                                                                         ------------       ---
Financials -- (13.2%)
    1st Constitution Bancorp                                       1,513       20,426       0.0%
    1st Source Corp.                                              34,356    1,187,343       0.0%
    A-Mark Precious Metals, Inc.                                      96        1,464       0.0%
#   Access National Corp.                                          4,884      115,116       0.0%
*   Affiliated Managers Group, Inc.                               62,952    8,351,212       0.1%
    Aflac, Inc.                                                  221,988   15,288,314       0.1%
*   Alleghany Corp.                                                9,537    4,923,095       0.0%
    Allied World Assurance Co. Holdings AG                       117,685    5,058,101       0.0%
    Allstate Corp. (The)                                         205,045   13,922,555       0.1%
    Ally Financial, Inc.                                         680,806   12,302,164       0.1%
*   Ambac Financial Group, Inc.                                   25,628      472,837       0.0%
    American Equity Investment Life Holding Co.                  159,293    2,856,123       0.0%
    American Express Co.                                         609,928   40,511,418       0.3%
    American Financial Group, Inc.                                98,760    7,357,620       0.1%
    American International Group, Inc.                           564,971   34,858,711       0.2%
    American National Bankshares, Inc.                             3,768      101,924       0.0%
    American National Insurance Co.                               24,070    2,820,041       0.0%
*   American River Bankshares                                      2,192       26,808       0.0%
    Ameriprise Financial, Inc.                                   233,342   20,625,099       0.2%
    Ameris Bancorp                                                61,191    2,221,233       0.0%
    AMERISAFE, Inc.                                               43,329    2,409,092       0.0%
    AmeriServ Financial, Inc.                                      8,436       27,417       0.0%
#   AmTrust Financial Services, Inc.                             309,483    8,167,256       0.1%
    Aon P.L.C.                                                   141,684   15,702,838       0.1%
*   Arch Capital Group, Ltd.                                      80,726    6,294,206       0.1%
    Argo Group International Holdings, Ltd.                       31,610    1,757,516       0.0%
#   Arrow Financial Corp.                                         16,149      510,308       0.0%
    Arthur J Gallagher & Co.                                     152,925    7,375,573       0.1%
#   Artisan Partners Asset Management, Inc. Class A               53,223    1,383,798       0.0%
    Aspen Insurance Holdings, Ltd.                                80,277    3,873,365       0.0%
#   Associated Banc-Corp                                         182,491    3,704,567       0.0%
    Associated Capital Group, Inc. Class A                         8,866      301,001       0.0%
    Assurant, Inc.                                                77,009    6,200,765       0.1%
    Assured Guaranty, Ltd.                                       248,478    7,427,007       0.1%
*   Asta Funding, Inc.                                            10,330      101,234       0.0%
    Astoria Financial Corp.                                      179,517    2,626,334       0.0%
    Atlantic American Corp.                                        2,737       10,401       0.0%
*   Atlantic Coast Financial Corp.                                   945        6,067       0.0%
*   Atlanticus Holdings Corp.                                     14,132       48,755       0.0%
    Auburn National Bancorporation, Inc.                             335        9,296       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Axis Capital Holdings, Ltd.                                    125,520 $  7,150,874       0.1%
    Baldwin & Lyons, Inc. Class A                                      638       15,283       0.0%
    Baldwin & Lyons, Inc. Class B                                    8,934      219,776       0.0%
#   Banc of California, Inc.                                        63,257      841,318       0.0%
    BancFirst Corp.                                                 18,449    1,322,793       0.0%
*   Bancorp, Inc. (The)                                             60,030      373,987       0.0%
    BancorpSouth, Inc.                                             172,132    4,045,102       0.0%
    Bank Mutual Corp.                                               49,386      385,211       0.0%
    Bank of America Corp.                                        4,254,770   70,203,705       0.5%
    Bank of Commerce Holdings                                        6,357       46,406       0.0%
#   Bank of Hawaii Corp.                                            76,924    5,780,839       0.1%
    Bank of New York Mellon Corp. (The)                            552,087   23,888,804       0.2%
#   Bank of the Ozarks, Inc.                                       172,978    6,393,267       0.1%
    BankFinancial Corp.                                             16,549      208,021       0.0%
    BankUnited, Inc.                                               159,757    4,655,319       0.0%
    Banner Corp.                                                    46,625    2,104,652       0.0%
#   Bar Harbor Bankshares                                            3,463      125,880       0.0%
#   BB&T Corp.                                                     310,108   12,156,234       0.1%
*   BBX Capital Corp. Class A                                          277        5,640       0.0%
    BCB Bancorp, Inc.                                                4,090       48,262       0.0%
    Bear State Financial, Inc.                                       2,492       22,029       0.0%
    Beneficial Bancorp, Inc.                                       118,565    1,719,193       0.0%
    Berkshire Bancorp, Inc.                                          1,000        8,150       0.0%
*   Berkshire Hathaway, Inc. Class B                               839,905  121,198,291       0.8%
    Berkshire Hills Bancorp, Inc.                                   54,497    1,610,386       0.0%
    BGC Partners, Inc. Class A                                     463,647    3,982,728       0.0%
    BlackRock, Inc.                                                 57,946   19,773,493       0.1%
    BNC Bancorp                                                     19,536      486,446       0.0%
#*  BofI Holding, Inc.                                              95,900    1,786,617       0.0%
#   BOK Financial Corp.                                             74,584    5,296,956       0.0%
    Boston Private Financial Holdings, Inc.                        186,495    2,452,409       0.0%
    Bridge Bancorp, Inc.                                             2,589       71,327       0.0%
    Brookline Bancorp, Inc.                                        130,072    1,664,922       0.0%
    Brown & Brown, Inc.                                            246,147    9,072,978       0.1%
*   Brunswick Bancorp                                                   40          272       0.0%
    Bryn Mawr Bank Corp.                                            26,845      842,933       0.0%
    C&F Financial Corp.                                                721       30,138       0.0%
    Calamos Asset Management, Inc. Class A                          19,363      125,085       0.0%
#   California First National Bancorp                                2,970       41,877       0.0%
    Camden National Corp.                                           13,896      458,846       0.0%
#   Capital Bank Financial Corp. Class A                            31,647    1,036,439       0.0%
    Capital City Bank Group, Inc.                                   11,641      175,081       0.0%
    Capital One Financial Corp.                                    262,962   19,469,706       0.1%
    Capitol Federal Financial, Inc.                                279,348    4,098,035       0.0%
    Cardinal Financial Corp.                                        64,099    1,684,522       0.0%
*   Carolina Bank Holdings, Inc.                                       900       17,991       0.0%
*   Cascade Bancorp                                                 19,485      119,053       0.0%
    Cathay General Bancorp                                         124,111    3,717,124       0.0%
    CBOE Holdings, Inc.                                            102,218    6,461,200       0.1%
    CenterState Banks, Inc.                                         76,037    1,420,371       0.0%
    Central Pacific Financial Corp.                                 32,769      839,869       0.0%
    Century Bancorp, Inc. Class A                                    1,596       72,379       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
           Charles Schwab Corp. (The)                                     369,168 $11,702,626       0.1%
           Charter Financial Corp.                                          1,777      22,479       0.0%
           Chemical Financial Corp.                                        87,983   3,778,870       0.0%
           Chubb, Ltd.                                                    227,180  28,851,860       0.2%
#          Cincinnati Financial Corp.                                     140,787   9,964,904       0.1%
           CIT Group, Inc.                                                131,540   4,778,848       0.0%
           Citigroup, Inc.                                              1,228,689  60,390,064       0.4%
           Citizens Community Bancorp, Inc.                                 1,650      17,903       0.0%
           Citizens Financial Group, Inc.                                 307,916   8,110,507       0.1%
           Citizens Holding Co.                                               772      17,833       0.0%
*          Citizens, Inc.                                                  39,312     305,847       0.0%
#          City Holding Co.                                                22,580   1,180,257       0.0%
           Civista Bancshares, Inc.                                         1,000      14,740       0.0%
           Clifton Bancorp, Inc.                                           32,359     494,769       0.0%
           CME Group, Inc.                                                177,281  17,745,828       0.1%
           CNA Financial Corp.                                             93,173   3,407,337       0.0%
           CNB Financial Corp.                                              8,185     160,017       0.0%
           CNO Financial Group, Inc.                                      184,317   2,779,500       0.0%
           CoBiz Financial, Inc.                                           82,788   1,053,063       0.0%
           Codorus Valley Bancorp, Inc.                                     1,941      40,576       0.0%
           Cohen & Steers, Inc.                                            33,769   1,255,531       0.0%
*          Colony Bankcorp, Inc.                                            1,337      13,337       0.0%
           Columbia Banking System, Inc.                                  109,274   3,608,227       0.0%
           Comerica, Inc.                                                 107,257   5,587,017       0.1%
#          Commerce Bancshares, Inc.                                      160,567   7,999,448       0.1%
           Commercial National Financial Corp.                                847      16,771       0.0%
#          Community Bank System, Inc.                                     82,829   3,902,074       0.0%
*          Community Bankers Trust Corp.                                    5,562      31,425       0.0%
           Community Trust Bancorp, Inc.                                   23,492     858,633       0.0%
           Community West Bancshares                                        1,844      15,029       0.0%
(degrees)* CommunityOne Bancorp                                                 1          14       0.0%
           ConnectOne Bancorp, Inc.                                        15,567     285,654       0.0%
*          Consumer Portfolio Services, Inc.                               56,340     252,403       0.0%
#*         Cowen Group, Inc. Class A                                      121,371     394,456       0.0%
           Crawford & Co. Class A                                          19,714     177,229       0.0%
#          Crawford & Co. Class B                                          19,531     219,724       0.0%
#*         Credit Acceptance Corp.                                         31,452   5,790,313       0.1%
#          Cullen/Frost Bankers, Inc.                                      89,530   6,803,385       0.1%
#*         Customers Bancorp, Inc.                                         38,082   1,030,880       0.0%
#          CVB Financial Corp.                                            241,172   4,046,866       0.0%
           Diamond Hill Investment Group, Inc.                              2,734     497,615       0.0%
#          Dime Community Bancshares, Inc.                                 81,536   1,320,883       0.0%
           Discover Financial Services                                    300,982  16,954,316       0.1%
           Donegal Group, Inc. Class A                                     22,595     340,055       0.0%
           Donegal Group, Inc. Class B                                      2,147      39,558       0.0%
*          Donnelley Financial Solutions, Inc.                             52,522   1,126,597       0.0%
*          E*TRADE Financial Corp.                                        181,872   5,121,516       0.0%
           Eagle Bancorp Montana, Inc.                                        566       8,830       0.0%
*          Eagle Bancorp, Inc.                                             48,350   2,376,402       0.0%
           East West Bancorp, Inc.                                        209,800   8,289,198       0.1%
           Eastern Virginia Bankshares, Inc.                                  851       7,021       0.0%
#          Eaton Vance Corp.                                              256,712   9,000,323       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
*   eHealth, Inc.                                                 12,743 $    99,778       0.0%
    EMC Insurance Group, Inc.                                     20,246     492,990       0.0%
    Employers Holdings, Inc.                                      59,107   1,853,004       0.0%
#*  Encore Capital Group, Inc.                                    50,085     994,187       0.0%
    Endurance Specialty Holdings, Ltd.                           100,149   9,208,701       0.1%
*   Enova International, Inc.                                     52,556     494,026       0.0%
*   Enstar Group, Ltd.                                            20,009   3,373,517       0.0%
#   Enterprise Bancorp, Inc.                                       3,842     100,276       0.0%
    Enterprise Financial Services Corp.                           24,949     825,812       0.0%
    Erie Indemnity Co. Class A                                    57,990   5,937,596       0.1%
    ESSA Bancorp, Inc.                                             9,594     129,327       0.0%
    Evans Bancorp, Inc.                                            1,219      33,157       0.0%
    EverBank Financial Corp.                                      95,324   1,840,706       0.0%
    Evercore Partners, Inc. Class A                               76,728   4,124,130       0.0%
#   Everest Re Group, Ltd.                                        42,967   8,744,644       0.1%
#*  Ezcorp, Inc. Class A                                          83,459     813,725       0.0%
#   FactSet Research Systems, Inc.                                39,827   6,162,033       0.1%
    Farmers Capital Bank Corp.                                     2,267      71,184       0.0%
    FBL Financial Group, Inc. Class A                             22,739   1,439,379       0.0%
*   FCB Financial Holdings, Inc. Class A                          26,295     980,804       0.0%
    Federal Agricultural Mortgage Corp. Class A                      773      36,710       0.0%
    Federal Agricultural Mortgage Corp. Class C                   12,979     529,933       0.0%
#   Federated Investors, Inc. Class B                            183,404   4,951,908       0.0%
    Federated National Holding Co.                                31,009     555,371       0.0%
    Fidelity Southern Corp.                                       27,502     501,361       0.0%
    Fifth Third Bancorp                                          715,246  15,563,753       0.1%
#   Financial Engines, Inc.                                       11,871     328,233       0.0%
    Financial Institutions, Inc.                                  16,832     451,939       0.0%
*   First Acceptance Corp.                                         9,100       7,826       0.0%
    First American Financial Corp.                               210,792   8,233,536       0.1%
*   First BanCorp(318672706)                                      84,015     430,997       0.0%
#   First Bancorp(318910106)                                      15,713     310,646       0.0%
    First Bancorp of Indiana, Inc.                                    96       1,622       0.0%
    First Bancorp, Inc.                                            5,920     140,126       0.0%
*   First Bancshares, Inc.                                           200       2,118       0.0%
    First Bancshares, Inc. (The)                                     237       5,096       0.0%
    First Busey Corp.                                             72,601   1,677,809       0.0%
    First Business Financial Services, Inc.                        2,162      40,754       0.0%
    First Citizens BancShares, Inc. Class A                       11,761   3,422,451       0.0%
    First Commonwealth Financial Corp.                           168,122   1,708,120       0.0%
    First Community Bancshares, Inc.                              16,591     375,786       0.0%
    First Defiance Financial Corp.                                 8,344     329,421       0.0%
    First Federal of Northern Michigan Bancorp, Inc.                 200       1,355       0.0%
    First Financial Bancorp                                      119,254   2,563,961       0.0%
#   First Financial Bankshares, Inc.                              47,181   1,707,952       0.0%
    First Financial Corp.                                         10,547     422,935       0.0%
    First Financial Northwest, Inc.                               14,137     224,778       0.0%
#   First Horizon National Corp.                                 399,493   6,156,187       0.1%
    First Interstate BancSystem, Inc. Class A                     46,715   1,490,209       0.0%
    First Merchants Corp.                                         51,076   1,437,789       0.0%
    First Midwest Bancorp, Inc.                                  147,341   2,845,155       0.0%
*   First NBC Bank Holding Co.                                    23,523     127,024       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
(degrees)* First Place Financial Corp.                                      9,209 $        --       0.0%
           First Republic Bank                                            132,164   9,836,967       0.1%
           First South Bancorp, Inc.                                        4,572      44,348       0.0%
*          First United Corp.                                               1,938      22,675       0.0%
           FirstCash, Inc.                                                 94,697   4,469,698       0.0%
*          Flagstar Bancorp, Inc.                                          58,542   1,605,807       0.0%
           Flushing Financial Corp.                                        49,664   1,063,803       0.0%
#          FNB Corp.                                                      241,856   3,161,058       0.0%
#          FNF Group                                                      202,420   7,268,902       0.1%
*          FNFV Group                                                      69,463     837,029       0.0%
           Franklin Resources, Inc.                                       209,701   7,058,536       0.1%
           Fulton Financial Corp.                                         215,069   3,204,528       0.0%
*          FXCM, Inc. Class A                                               3,490      27,222       0.0%
#          Gain Capital Holdings, Inc.                                     66,490     305,854       0.0%
           GAINSCO, Inc.                                                      513       7,105       0.0%
           GAMCO Investors, Inc. Class A                                    9,287     263,844       0.0%
#*         Genworth Financial, Inc. Class A                               554,579   2,295,957       0.0%
#          German American Bancorp, Inc.                                   20,612     802,425       0.0%
           Glacier Bancorp, Inc.                                          167,024   4,720,098       0.0%
*          Global Indemnity P.L.C.                                         18,810     565,052       0.0%
           Goldman Sachs Group, Inc. (The)                                183,761  32,753,561       0.2%
           Great Southern Bancorp, Inc.                                    20,029     828,199       0.0%
           Great Western Bancorp, Inc.                                      5,205     167,809       0.0%
*          Green Dot Corp. Class A                                        108,632   2,411,630       0.0%
#          Greenhill & Co., Inc.                                           42,117     987,644       0.0%
#*         Greenlight Capital Re, Ltd. Class A                             62,190   1,237,581       0.0%
           Guaranty Bancorp                                                 1,480      28,120       0.0%
           Guaranty Federal Bancshares, Inc.                                  909      15,062       0.0%
*          Hallmark Financial Services, Inc.                               16,543     171,385       0.0%
           Hancock Holding Co.                                            153,962   5,165,425       0.0%
           Hanmi Financial Corp.                                           70,049   1,751,225       0.0%
#          Hanover Insurance Group, Inc. (The)                             67,250   5,123,777       0.0%
           Harleysville Savings Financial Corp.                             1,916      35,350       0.0%
           Hartford Financial Services Group, Inc. (The)                  316,676  13,968,578       0.1%
           Hawthorn Bancshares, Inc.                                        1,381      19,955       0.0%
#          HCI Group, Inc.                                                 26,300     712,993       0.0%
           Heartland Financial USA, Inc.                                   25,196     943,590       0.0%
           Heritage Commerce Corp.                                         26,461     287,102       0.0%
           Heritage Financial Corp.                                        30,151     554,778       0.0%
#          Heritage Insurance Holdings, Inc.                               27,112     319,650       0.0%
*          Hilltop Holdings, Inc.                                         177,004   4,371,999       0.0%
#          Hingham Institution for Savings                                    458      65,700       0.0%
*          HMN Financial, Inc.                                                989      14,538       0.0%
           Home Bancorp, Inc.                                               4,739     136,057       0.0%
#          Home BancShares, Inc.                                          207,432   4,461,862       0.0%
*          HomeStreet, Inc.                                                21,226     584,776       0.0%
*          HomeTrust Bancshares, Inc.                                         761      14,155       0.0%
           Hope Bancorp, Inc.                                             302,073   4,875,458       0.0%
           HopFed Bancorp, Inc.                                             1,211      13,781       0.0%
           Horace Mann Educators Corp.                                     49,848   1,792,036       0.0%
           Horizon Bancorp                                                  1,946      56,434       0.0%
           Huntington Bancshares, Inc.                                  1,131,650  11,995,490       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
#   Iberiabank Corp.                                                57,879 $  3,799,756       0.0%
    Independence Holding Co.                                         8,496      149,105       0.0%
    Independent Bank Corp.(453836108)                               45,989    2,536,293       0.0%
    Independent Bank Corp.(453838609)                                3,800       63,840       0.0%
    Independent Bank Group, Inc.                                     1,053       50,860       0.0%
    Infinity Property & Casualty Corp.                               7,832      641,832       0.0%
    Interactive Brokers Group, Inc. Class A                        136,403    4,527,216       0.0%
    Intercontinental Exchange, Inc.                                 52,054   14,074,881       0.1%
    International Bancshares Corp.                                 114,662    3,537,323       0.0%
*   INTL. FCStone, Inc.                                             34,579    1,241,386       0.0%
    Invesco, Ltd.                                                  383,403   10,769,790       0.1%
#   Investment Technology Group, Inc.                               62,232      952,772       0.0%
#   Investors Bancorp, Inc.                                        392,202    4,808,397       0.0%
    Investors Title Co.                                              1,022       98,112       0.0%
    James River Group Holdings, Ltd.                                   311       11,706       0.0%
#   Janus Capital Group, Inc.                                      314,472    4,031,531       0.0%
    JPMorgan Chase & Co.                                         1,957,414  135,570,494       0.9%
*   KCG Holdings, Inc. Class A                                      41,999      535,907       0.0%
    Kearny Financial Corp.                                          83,004    1,157,906       0.0%
    Kemper Corp.                                                    94,903    3,563,608       0.0%
    Kentucky First Federal Bancorp                                     936        7,605       0.0%
    KeyCorp                                                        647,485    9,142,488       0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                     23,786       48,523       0.0%
    Lake Shore Bancorp, Inc.                                           125        1,723       0.0%
    Lake Sunapee Bank Group                                          3,306       60,235       0.0%
    Lakeland Bancorp, Inc.                                          32,002      452,828       0.0%
    Lakeland Financial Corp.                                        48,924    1,802,360       0.0%
    Landmark Bancorp, Inc.                                           1,318       34,927       0.0%
    LegacyTexas Financial Group, Inc.                               86,002    2,942,128       0.0%
#   Legg Mason, Inc.                                               132,641    3,809,450       0.0%
#*  LendingTree, Inc.                                                9,549      762,488       0.0%
    Leucadia National Corp.                                        230,688    4,306,945       0.0%
    Lincoln National Corp.                                         150,609    7,393,396       0.1%
    Loews Corp.                                                    209,601    9,019,131       0.1%
#   LPL Financial Holdings, Inc.                                   186,478    5,773,359       0.1%
#   M&T Bank Corp.                                                  66,578    8,171,118       0.1%
#   Macatawa Bank Corp.                                             19,394      157,673       0.0%
    Mackinac Financial Corp.                                         1,000       11,560       0.0%
*   Magyar Bancorp, Inc.                                               211        2,204       0.0%
#   Maiden Holdings, Ltd.                                          149,763    2,044,265       0.0%
    MainSource Financial Group, Inc.                                23,521      587,084       0.0%
*   Malvern Bancorp, Inc.                                              134        2,372       0.0%
    Manning & Napier, Inc.                                           7,687       53,040       0.0%
*   Markel Corp.                                                     8,535    7,488,865       0.1%
    MarketAxess Holdings, Inc.                                      41,597    6,271,164       0.1%
    Marlin Business Services Corp.                                  11,172      195,510       0.0%
    Marsh & McLennan Cos., Inc.                                    274,990   17,431,616       0.1%
    MB Financial, Inc.                                             115,286    4,195,258       0.0%
#*  MBIA, Inc.                                                     296,282    2,281,371       0.0%
    MBT Financial Corp.                                              4,170       36,696       0.0%
    Mercantile Bank Corp.                                            7,802      214,711       0.0%
    Merchants Bancshares, Inc.                                       4,638      199,434       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
#   Mercury General Corp.                                         68,751 $ 3,744,867       0.0%
    Meridian Bancorp, Inc.                                        67,859   1,082,351       0.0%
    Meta Financial Group, Inc.                                     8,447     618,743       0.0%
    MetLife, Inc.                                                389,954  18,312,240       0.1%
*   MGIC Investment Corp.                                        152,142   1,241,479       0.0%
    Mid Penn Bancorp, Inc.                                           497       9,195       0.0%
#   MidSouth Bancorp, Inc.                                         5,731      58,743       0.0%
    MidWestOne Financial Group, Inc.                               3,102      90,206       0.0%
#   Moelis & Co. Class A                                          12,748     323,799       0.0%
    Moody's Corp.                                                 79,462   7,987,520       0.1%
    Morgan Stanley                                               611,183  20,517,413       0.1%
    Morningstar, Inc.                                             67,286   4,752,410       0.0%
*   MSB Financial Corp.                                              386       5,172       0.0%
    MSCI, Inc.                                                   122,738   9,842,360       0.1%
    MutualFirst Financial, Inc.                                    2,798      76,525       0.0%
    Nasdaq, Inc.                                                 169,334  10,832,296       0.1%
    National Bank Holdings Corp. Class A                          32,569     792,729       0.0%
    National General Holdings Corp.                               25,110     516,011       0.0%
    National Interstate Corp.                                     15,687     508,259       0.0%
    National Security Group, Inc. (The)                              312       5,310       0.0%
    National Western Life Group, Inc. Class A                      1,527     328,916       0.0%
*   Nationstar Mortgage Holdings, Inc.                            12,405     187,440       0.0%
    Navient Corp.                                                688,204   8,795,247       0.1%
    Navigators Group, Inc. (The)                                  24,952   2,325,526       0.0%
    NBT Bancorp, Inc.                                             73,677   2,483,652       0.0%
    Nelnet, Inc. Class A                                          55,698   2,182,248       0.0%
#   New York Community Bancorp, Inc.                             321,819   4,621,321       0.0%
*   NewStar Financial, Inc.                                       38,956     379,042       0.0%
*   Nicholas Financial, Inc.                                       4,022      38,692       0.0%
*   NMI Holdings, Inc. Class A                                     9,449      72,285       0.0%
    Northeast Bancorp                                                 59         661       0.0%
    Northeast Community Bancorp, Inc.                              5,056      36,656       0.0%
    Northern Trust Corp.                                         244,455  17,703,431       0.1%
#   Northfield Bancorp, Inc.                                      97,337   1,601,194       0.0%
    Northrim BanCorp, Inc.                                         3,902      95,794       0.0%
    NorthStar Asset Management Group, Inc.                       250,266   3,428,644       0.0%
#   Northwest Bancshares, Inc.                                   225,570   3,550,472       0.0%
    Norwood Financial Corp.                                          991      28,739       0.0%
    Ocean Shore Holding Co.                                        3,964      95,532       0.0%
#   OceanFirst Financial Corp.                                    27,304     564,647       0.0%
#*  Ocwen Financial Corp.                                        106,268     453,764       0.0%
    OFG Bancorp                                                   88,340     940,821       0.0%
    Ohio Valley Banc Corp.                                         1,110      26,807       0.0%
    Old Line Bancshares, Inc.                                        600      11,811       0.0%
    Old National Bancorp.                                        213,011   3,131,262       0.0%
    Old Republic International Corp.                             456,718   7,700,265       0.1%
    Old Second Bancorp, Inc.                                       4,388      34,007       0.0%
    OM Asset Management P.L.C.                                       908      12,776       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       42,765     587,591       0.0%
#*  OneMain Holdings, Inc.                                       157,293   4,457,684       0.0%
    Oppenheimer Holdings, Inc. Class A                            13,697     191,758       0.0%
    Opus Bank                                                      9,395     188,370       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Oritani Financial Corp.                                       97,087 $ 1,519,412       0.0%
    Pacific Continental Corp.                                     16,685     286,148       0.0%
*   Pacific Mercantile Bancorp                                    19,353     108,377       0.0%
*   Pacific Premier Bancorp, Inc.                                 38,426     993,312       0.0%
    PacWest Bancorp                                              174,959   7,591,471       0.1%
#   Park National Corp.                                           13,668   1,324,839       0.0%
    Park Sterling Corp.                                           20,322     174,972       0.0%
*   Patriot National Bancorp, Inc.                                    50         650       0.0%
    PB Bancorp, Inc.                                               1,309      11,781       0.0%
    Peapack Gladstone Financial Corp.                              7,271     153,782       0.0%
#   Penns Woods Bancorp, Inc.                                      3,034     128,945       0.0%
*   PennyMac Financial Services, Inc. Class A                      2,336      39,946       0.0%
#   People's United Financial, Inc.                              404,967   6,576,664       0.1%
    Peoples Bancorp of North Carolina, Inc.                        2,042      42,372       0.0%
    Peoples Bancorp, Inc.                                         12,162     301,253       0.0%
*   PHH Corp.                                                     84,181   1,222,308       0.0%
*   PICO Holdings, Inc.                                           25,499     308,538       0.0%
    Pinnacle Financial Partners, Inc.                             73,339   3,784,292       0.0%
*   Piper Jaffray Cos.                                            12,428     702,803       0.0%
    PNC Financial Services Group, Inc. (The)                     254,580  24,337,848       0.2%
    Popular, Inc.                                                152,053   5,519,524       0.0%
#*  PRA Group, Inc.                                               80,700   2,574,330       0.0%
    Preferred Bank                                                 3,224     122,254       0.0%
    Premier Financial Bancorp, Inc.                                2,911      48,963       0.0%
#   Primerica, Inc.                                              111,692   6,109,552       0.1%
    Principal Financial Group, Inc.                              268,662  14,668,945       0.1%
    PrivateBancorp, Inc.                                         141,395   6,396,710       0.1%
    ProAssurance Corp.                                            65,604   3,496,693       0.0%
    Progressive Corp. (The)                                      514,433  16,209,784       0.1%
#   Prosperity Bancshares, Inc.                                   88,480   4,907,986       0.0%
    Provident Financial Holdings, Inc.                             6,264     119,517       0.0%
#   Provident Financial Services, Inc.                            93,302   2,117,022       0.0%
    Prudential Bancorp, Inc.                                       2,842      41,920       0.0%
    Prudential Financial, Inc.                                   181,244  15,367,679       0.1%
    Pzena Investment Management, Inc. Class A                      8,560      62,317       0.0%
    QCR Holdings, Inc.                                             1,185      38,513       0.0%
    Radian Group, Inc.                                           100,718   1,368,758       0.0%
    Raymond James Financial, Inc.                                133,982   8,054,998       0.1%
*   Regional Management Corp.                                      1,991      44,340       0.0%
    Regions Financial Corp.                                      761,170   8,152,131       0.1%
    Reinsurance Group of America, Inc.                            39,896   4,303,183       0.0%
#   RenaissanceRe Holdings, Ltd.                                  64,649   8,035,224       0.1%
#   Renasant Corp.                                                71,279   2,404,953       0.0%
    Republic Bancorp, Inc. Class A                                15,312     484,472       0.0%
#*  Republic First Bancorp, Inc.                                  14,828      58,571       0.0%
    Riverview Bancorp, Inc.                                        9,533      49,858       0.0%
    RLI Corp.                                                     59,927   3,340,331       0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A                 4,906      12,756       0.0%
    S&P Global, Inc.                                             164,163  20,003,262       0.1%
    S&T Bancorp, Inc.                                             48,763   1,530,671       0.0%
*   Safeguard Scientifics, Inc.                                   34,179     403,312       0.0%
    Safety Insurance Group, Inc.                                  31,733   2,148,324       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Salisbury Bancorp, Inc.                                          543 $    16,942       0.0%
    Sandy Spring Bancorp, Inc.                                    29,881     947,228       0.0%
#*  Santander Consumer USA Holdings, Inc.                        313,211   3,821,174       0.0%
    SB Financial Group, Inc.                                       1,124      14,353       0.0%
*   Seacoast Banking Corp. of Florida                             17,238     300,114       0.0%
*   Security National Financial Corp. Class A                        990       6,188       0.0%
    SEI Investments Co.                                          134,134   5,946,160       0.1%
*   Select Bancorp, Inc.                                             300       2,430       0.0%
#   Selective Insurance Group, Inc.                              111,647   4,125,357       0.0%
#   ServisFirst Bancshares, Inc.                                  14,949     809,339       0.0%
    Shore Bancshares, Inc.                                         3,114      39,766       0.0%
    SI Financial Group, Inc.                                       5,983      78,078       0.0%
    Siebert Financial Corp.                                        3,562       4,310       0.0%
    Sierra Bancorp                                                10,427     186,226       0.0%
*   Signature Bank                                                58,147   7,010,202       0.1%
    Silvercrest Asset Management Group, Inc. Class A                 800       9,240       0.0%
    Simmons First National Corp. Class A                          48,131   2,375,265       0.0%
#*  SLM Corp.                                                    746,168   5,260,484       0.0%
#   South State Corp.                                             42,051   3,084,441       0.0%
*   Southern First Bancshares, Inc.                                1,052      27,931       0.0%
    Southern Missouri Bancorp, Inc.                                1,114      27,393       0.0%
    Southern National Bancorp of Virginia, Inc.                    1,220      16,006       0.0%
#   Southside Bancshares, Inc.                                    30,166     984,015       0.0%
    Southwest Bancorp, Inc.                                       16,450     306,793       0.0%
    Southwest Georgia Financial Corp.                                863      13,834       0.0%
#   State Auto Financial Corp.                                    31,651     724,808       0.0%
    State Bank Financial Corp.                                     6,408     141,296       0.0%
    State Street Corp.                                           196,658  13,807,358       0.1%
    Sterling Bancorp                                             251,189   4,521,402       0.0%
    Stewart Information Services Corp.                            53,577   2,408,286       0.0%
*   Stifel Financial Corp.                                        85,194   3,334,493       0.0%
#   Stock Yards Bancorp, Inc.                                     28,300     965,030       0.0%
    Suffolk Bancorp                                               11,604     417,744       0.0%
    Summit State Bank                                              1,967      25,964       0.0%
#   Sun Bancorp, Inc.                                              5,889     135,447       0.0%
    SunTrust Banks, Inc.                                         244,957  11,079,405       0.1%
    Sussex Bancorp                                                   448       7,459       0.0%
#*  SVB Financial Group                                           60,440   7,389,999       0.1%
    Synchrony Financial                                          720,229  20,591,347       0.2%
    Synovus Financial Corp.                                      211,580   6,996,951       0.1%
    T Rowe Price Group, Inc.                                     142,256   9,105,807       0.1%
    TCF Financial Corp.                                          310,106   4,434,516       0.0%
    TD Ameritrade Holding Corp.                                  293,836  10,052,130       0.1%
    Territorial Bancorp, Inc.                                     11,236     320,451       0.0%
    Teton Advisors, Inc. Class A                                      29       1,174       0.0%
*   Texas Capital Bancshares, Inc.                                88,217   5,231,268       0.0%
#   TFS Financial Corp.                                          215,499   3,840,192       0.0%
    TheStreet, Inc.                                               10,517      11,043       0.0%
    Timberland Bancorp, Inc.                                       1,600      26,336       0.0%
    Tiptree Financial, Inc. Class A                               80,023     464,133       0.0%
#   Tompkins Financial Corp.                                      21,172   1,678,516       0.0%
    Torchmark Corp.                                              114,396   7,253,850       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
#   Towne Bank                                                      30,054 $    745,339       0.0%
    Travelers Cos., Inc. (The)                                     219,193   23,712,299       0.2%
    Trico Bancshares                                                25,018      658,474       0.0%
    TrustCo Bank Corp. NY                                          207,921    1,455,447       0.0%
#   Trustmark Corp.                                                130,282    3,606,206       0.0%
    U.S. Bancorp.                                                  907,617   40,624,937       0.3%
#   UMB Financial Corp.                                             62,772    3,895,003       0.0%
    Umpqua Holdings Corp.                                          322,564    4,928,778       0.0%
*   Unico American Corp.                                               100        1,133       0.0%
    Union Bankshares Corp.                                          59,817    1,670,689       0.0%
#   Union Bankshares, Inc.                                             863       28,479       0.0%
    United Bancshares, Inc.                                          1,036       20,202       0.0%
#   United Bankshares, Inc.                                        103,192    3,890,338       0.0%
    United Community Bancorp                                            99        1,564       0.0%
    United Community Banks, Inc.                                   122,021    2,631,993       0.0%
    United Community Financial Corp.                                 6,897       50,693       0.0%
    United Financial Bancorp, Inc.                                  62,407      918,007       0.0%
    United Fire Group, Inc.                                         28,420    1,123,158       0.0%
#   United Insurance Holdings Corp.                                 14,869      215,601       0.0%
*   United Security Bancshares                                       5,057       31,354       0.0%
    Unity Bancorp, Inc.                                              4,686       57,638       0.0%
    Universal Insurance Holdings, Inc.                              88,522    1,885,519       0.0%
    Univest Corp. of Pennsylvania                                   29,235      694,331       0.0%
    Unum Group                                                     198,141    7,014,191       0.1%
    Validus Holdings, Ltd.                                         104,218    5,325,540       0.0%
#   Valley National Bancorp                                        361,577    3,565,149       0.0%
    Value Line, Inc.                                                 2,920       52,297       0.0%
#   Virtus Investment Partners, Inc.                                13,593    1,458,529       0.0%
    Voya Financial, Inc.                                           129,721    3,962,977       0.0%
    VSB Bancorp, Inc.                                                  169        2,320       0.0%
#   Waddell & Reed Financial, Inc. Class A                         147,380    2,316,814       0.0%
*   Walker & Dunlop, Inc.                                           72,078    1,734,917       0.0%
#   Washington Federal, Inc.                                       204,627    5,576,086       0.1%
    Washington Trust Bancorp, Inc.                                  22,736    1,043,582       0.0%
    Waterstone Financial, Inc.                                      29,263      496,008       0.0%
    Wayne Savings Bancshares, Inc.                                     955       13,991       0.0%
#   Webster Financial Corp.                                        157,767    6,373,787       0.1%
    Wells Fargo & Co.                                            2,832,919  130,342,603       0.9%
    WesBanco, Inc.                                                  63,366    2,085,375       0.0%
    West Bancorporation, Inc.                                       14,098      272,091       0.0%
#   Westamerica Bancorporation                                      44,466    2,203,735       0.0%
*   Western Alliance Bancorp                                       178,829    6,681,051       0.1%
#   Western New England Bancorp, Inc.                               28,020      221,356       0.0%
    Westwood Holdings Group, Inc.                                    6,951      358,324       0.0%
    White Mountains Insurance Group, Ltd.                            6,001    4,979,150       0.0%
    Willis Towers Watson P.L.C.                                     84,797   10,675,942       0.1%
    Wintrust Financial Corp.                                        67,340    3,632,993       0.0%
#   WisdomTree Investments, Inc.                                   164,041    1,407,472       0.0%
#*  World Acceptance Corp.                                           9,067      430,864       0.0%
#   WR Berkley Corp.                                               125,617    7,172,731       0.1%
    WSFS Financial Corp.                                            36,936    1,294,607       0.0%
    WVS Financial Corp.                                                803        9,837       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Financials -- (Continued)
    XL Group, Ltd.                                               182,750 $    6,341,425       0.1%
    Yadkin Financial Corp.                                        43,063      1,194,568       0.0%
#   Zions Bancorporation                                         196,726      6,336,544       0.1%
                                                                         --------------      ----
Total Financials                                                          2,170,812,825      14.5%
                                                                         --------------      ----
Health Care -- (10.3%)
#   Abaxis, Inc.                                                  25,899      1,236,418       0.0%
    Abbott Laboratories                                          668,669     26,238,572       0.2%
    AbbVie, Inc.                                                 996,807     55,601,894       0.4%
*   ABIOMED, Inc.                                                 36,049      3,784,785       0.0%
#*  Acadia Healthcare Co., Inc.                                   70,869      2,548,449       0.0%
#*  ACADIA Pharmaceuticals, Inc.                                  18,731        436,620       0.0%
#*  Accuray, Inc.                                                  2,165         10,609       0.0%
    Aceto Corp.                                                   50,200        920,166       0.0%
#*  Acorda Therapeutics, Inc.                                     58,269      1,031,361       0.0%
#   Adcare Health Systems, Inc.                                      184            309       0.0%
*   Addus HomeCare Corp.                                          17,872        452,162       0.0%
    Aetna, Inc.                                                  211,402     22,694,005       0.2%
    Agilent Technologies, Inc.                                   220,049      9,587,535       0.1%
#*  Air Methods Corp.                                             73,668      1,948,519       0.0%
#*  Akorn, Inc.                                                  198,030      4,742,818       0.0%
*   Albany Molecular Research, Inc.                               32,814        511,570       0.0%
*   Alere, Inc.                                                  115,247      5,149,236       0.0%
*   Alexion Pharmaceuticals, Inc.                                 65,538      8,552,709       0.1%
*   Align Technology, Inc.                                       107,848      9,266,300       0.1%
*   Alkermes P.L.C.                                               44,083      2,222,224       0.0%
*   Allergan P.L.C.                                              164,034     34,273,264       0.2%
*   Alliance HealthCare Services, Inc.                             6,423         53,632       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        199,980      2,401,760       0.0%
*   Almost Family, Inc.                                           16,347        641,620       0.0%
#*  Alnylam Pharmaceuticals, Inc.                                 24,700        879,320       0.0%
*   AMAG Pharmaceuticals, Inc.                                    14,999        385,474       0.0%
#*  Amedisys, Inc.                                                43,687      1,889,900       0.0%
*   American Shared Hospital Services                                797          2,331       0.0%
#   AmerisourceBergen Corp.                                       89,373      6,284,709       0.1%
    Amgen, Inc.                                                  323,892     45,720,595       0.3%
#*  Amicus Therapeutics, Inc.                                      6,394         44,119       0.0%
#*  AMN Healthcare Services, Inc.                                107,214      3,516,619       0.0%
#*  Amphastar Pharmaceuticals, Inc.                               16,553        300,271       0.0%
#*  Amsurg Corp.                                                 112,917      6,746,791       0.1%
#   Analogic Corp.                                                17,742      1,452,183       0.0%
*   AngioDynamics, Inc.                                           63,899      1,018,550       0.0%
#*  ANI Pharmaceuticals, Inc.                                      3,880        231,636       0.0%
*   Anika Therapeutics, Inc.                                      30,113      1,335,813       0.0%
    Anthem, Inc.                                                 149,731     18,246,220       0.1%
#*  Aptevo Therapeutics, Inc.                                     33,737         74,559       0.0%
#*  Aralez Pharmaceuticals, Inc.                                  24,054         97,900       0.0%
#*  ArQule, Inc.                                                  11,499         15,409       0.0%
*   Arrhythmia Research Technology, Inc.                           1,150          4,773       0.0%
*   Assembly Biosciences, Inc.                                     1,916         27,054       0.0%
#*  athenahealth, Inc.                                            22,988      2,375,120       0.0%
    Atrion Corp.                                                   2,591      1,137,838       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
*   Aviragen Therapeutics, Inc.                                    1,866 $     2,351       0.0%
    Baxter International, Inc.                                   225,475  10,730,355       0.1%
    Becton Dickinson and Co.                                      87,052  14,616,901       0.1%
*   Bio-Rad Laboratories, Inc. Class A                            31,249   4,939,842       0.0%
*   Bio-Rad Laboratories, Inc. Class B                             1,562     251,482       0.0%
    Bio-Techne Corp.                                              47,687   4,958,971       0.0%
*   Bioanalytical Systems, Inc.                                      400         304       0.0%
*   Biogen, Inc.                                                 128,459  35,991,643       0.3%
#*  BioMarin Pharmaceutical, Inc.                                 42,423   3,415,900       0.0%
*   BioScrip, Inc.                                               107,250     288,503       0.0%
*   BioSpecifics Technologies Corp.                                8,017     347,858       0.0%
*   BioTelemetry, Inc.                                            51,046     903,514       0.0%
#*  Bluebird Bio, Inc.                                            21,314   1,017,743       0.0%
*   Boston Scientific Corp.                                      290,799   6,397,578       0.1%
*   Bovie Medical Corp.                                            7,222      39,793       0.0%
    Bristol-Myers Squibb Co.                                     491,033  24,998,490       0.2%
*   Brookdale Senior Living, Inc.                                213,170   3,076,043       0.0%
#   Bruker Corp.                                                 221,481   4,538,146       0.0%
#*  Cambrex Corp.                                                 57,634   2,322,650       0.0%
    Cantel Medical Corp.                                          62,596   4,458,713       0.0%
*   Capital Senior Living Corp.                                   56,020     894,639       0.0%
    Cardinal Health, Inc.                                        159,475  10,954,338       0.1%
*   Catalent, Inc.                                               242,399   5,529,121       0.0%
*   Catalyst Biosciences, Inc.                                       227         163       0.0%
*   Celgene Corp.                                                392,354  40,090,732       0.3%
*   Celsion Corp.                                                    666         699       0.0%
*   Centene Corp.                                                217,931  13,616,329       0.1%
#*  Cerner Corp.                                                 117,483   6,882,154       0.1%
*   Charles River Laboratories International, Inc.                88,470   6,713,104       0.1%
#   Chemed Corp.                                                  30,994   4,383,171       0.0%
    Cigna Corp.                                                  154,038  18,304,336       0.1%
#*  Community Health Systems, Inc.                               203,108   1,072,410       0.0%
#   Computer Programs & Systems, Inc.                             14,788     385,967       0.0%
*   Concert Pharmaceuticals, Inc.                                 12,128      93,628       0.0%
#   CONMED Corp.                                                  35,300   1,412,000       0.0%
#   Cooper Cos., Inc. (The)                                       28,948   5,096,006       0.0%
*   CorVel Corp.                                                  30,984   1,070,497       0.0%
    CR Bard, Inc.                                                 63,562  13,772,614       0.1%
*   Cross Country Healthcare, Inc.                                42,718     477,160       0.0%
    CryoLife, Inc.                                                53,915     916,555       0.0%
#*  Cumberland Pharmaceuticals, Inc.                              14,360      68,210       0.0%
*   Cutera, Inc.                                                  12,003     157,239       0.0%
*   Cynosure, Inc. Class A                                        37,099   1,582,272       0.0%
    Danaher Corp.                                                183,014  14,375,750       0.1%
*   DaVita, Inc.                                                 274,778  16,107,486       0.1%
    DENTSPLY SIRONA, Inc.                                        127,958   7,366,542       0.1%
#*  Depomed, Inc.                                                103,386   2,311,711       0.0%
#*  DexCom, Inc.                                                  29,044   2,272,403       0.0%
    Digirad Corp.                                                  9,575      42,130       0.0%
#*  Diplomat Pharmacy, Inc.                                       27,300     632,541       0.0%
*   Edwards Lifesciences Corp.                                   149,989  14,281,953       0.1%
    Eli Lilly & Co.                                              408,170  30,139,273       0.2%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
#*  Emergent BioSolutions, Inc.                                     67,475 $  1,802,932       0.0%
*   Endo International P.L.C.                                      105,032    1,969,350       0.0%
#   Ensign Group, Inc. (The)                                        82,873    1,530,664       0.0%
#*  Envision Healthcare Holdings, Inc.                             194,780    3,852,748       0.0%
*   Enzo Biochem, Inc.                                              23,675      144,418       0.0%
*   Exactech, Inc.                                                  14,780      356,937       0.0%
*   Express Scripts Holding Co.                                    483,699   32,601,313       0.2%
#*  Five Prime Therapeutics, Inc.                                   58,242    2,826,484       0.0%
#*  Five Star Quality Care, Inc.                                    71,259      199,525       0.0%
*   Fluidigm Corp.                                                   3,038       14,066       0.0%
#*  Genesis Healthcare, Inc.                                        15,845       41,514       0.0%
#*  Genocea Biosciences, Inc.                                          418        1,438       0.0%
    Gilead Sciences, Inc.                                          809,650   59,614,529       0.4%
#*  Globus Medical, Inc. Class A                                   117,947    2,610,167       0.0%
*   Haemonetics Corp.                                               70,023    2,339,468       0.0%
*   Halyard Health, Inc.                                            71,770    2,321,759       0.0%
*   Hanger, Inc.                                                    41,296      330,368       0.0%
*   Harvard Bioscience, Inc.                                        26,114       62,674       0.0%
*   HCA Holdings, Inc.                                             126,331    9,668,111       0.1%
#*  HealthEquity, Inc.                                              37,228    1,237,086       0.0%
#   HealthSouth Corp.                                              200,522    8,050,958       0.1%
#*  HealthStream, Inc.                                              50,875    1,372,099       0.0%
#*  Healthways, Inc.                                                60,200    1,492,960       0.0%
#*  Henry Schein, Inc.                                              58,994    8,801,905       0.1%
    Hill-Rom Holdings, Inc.                                        106,351    5,892,909       0.1%
*   HMS Holdings Corp.                                             100,258    2,112,436       0.0%
*   Hologic, Inc.                                                  292,587   10,536,058       0.1%
#*  Horizon Pharma P.L.C.                                          240,684    4,024,236       0.0%
    Humana, Inc.                                                   116,275   19,944,651       0.1%
*   ICU Medical, Inc.                                               21,366    2,976,284       0.0%
#*  Idera Pharmaceuticals, Inc.                                     12,837       19,897       0.0%
#*  IDEXX Laboratories, Inc.                                        70,933    7,599,762       0.1%
*   Illumina, Inc.                                                  69,218    9,423,339       0.1%
*   Impax Laboratories, Inc.                                        97,933    1,968,453       0.0%
*   INC Research Holdings, Inc. Class A                             71,395    3,262,751       0.0%
*   Incyte Corp.                                                   129,458   11,258,962       0.1%
    Innoviva, Inc.                                                   2,963       30,519       0.0%
#*  Inogen, Inc.                                                    26,856    1,441,362       0.0%
#*  Insys Therapeutics, Inc.                                        38,684      418,174       0.0%
*   Integer Holdings Corp.                                          34,087      751,618       0.0%
#*  Integra LifeSciences Holdings Corp.                             50,718    4,032,588       0.0%
#*  Intercept Pharmaceuticals, Inc.                                 11,609    1,436,498       0.0%
*   Interpace Diagnostics Group, Inc.                               10,224        1,304       0.0%
*   Intuitive Surgical, Inc.                                        14,038    9,434,659       0.1%
#   Invacare Corp.                                                  58,792      537,947       0.0%
#*  iRadimed Corp.                                                   1,881       17,775       0.0%
*   IRIDEX Corp.                                                     2,696       36,531       0.0%
*   Jazz Pharmaceuticals P.L.C.                                     41,645    4,558,878       0.0%
    Johnson & Johnson                                            1,195,271  138,639,483       0.9%
*   Juniper Pharmaceuticals, Inc.                                    1,386        7,831       0.0%
*   Karyopharm Therapeutics, Inc.                                    3,418       24,746       0.0%
    Kewaunee Scientific Corp.                                        1,352       29,812       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Health Care -- (Continued)
#          Kindred Healthcare, Inc.                                       169,474 $ 1,669,319       0.0%
*          Laboratory Corp. of America Holdings                           129,868  16,277,655       0.1%
           Landauer, Inc.                                                   7,740     336,690       0.0%
#*         Lannett Co., Inc.                                               68,351   1,496,887       0.0%
           LeMaitre Vascular, Inc.                                         24,253     507,858       0.0%
*          LHC Group, Inc.                                                 24,003     822,583       0.0%
#*         LifePoint Health, Inc.                                          80,702   4,830,015       0.0%
#*         Ligand Pharmaceuticals, Inc.                                    22,299   2,134,683       0.0%
#*         Lipocine, Inc.                                                  19,043      61,128       0.0%
*          LivaNova P.L.C.                                                 41,951   2,377,783       0.0%
*          Luminex Corp.                                                   56,632   1,179,645       0.0%
*          Magellan Health, Inc.                                           51,199   2,634,189       0.0%
*          Mallinckrodt P.L.C.                                            108,442   6,426,273       0.1%
*          Masimo Corp.                                                    86,910   4,780,050       0.0%
           McKesson Corp.                                                 116,990  14,877,618       0.1%
(degrees)* Medcath Corp.                                                   11,283          --       0.0%
#*         Medicines Co. (The)                                            121,145   3,991,728       0.0%
#*         MediciNova, Inc.                                                 1,657      11,251       0.0%
#*         MEDNAX, Inc.                                                   126,613   7,755,046       0.1%
           Medtronic P.L.C.                                               478,798  39,271,012       0.3%
           Merck & Co., Inc.                                            1,202,109  70,587,840       0.5%
#          Meridian Bioscience, Inc.                                       73,468   1,208,549       0.0%
*          Merit Medical Systems, Inc.                                     69,175   1,518,391       0.0%
*          Mettler-Toledo International, Inc.                              22,084   8,923,703       0.1%
*          Misonix, Inc.                                                    2,220      13,653       0.0%
#*         Molina Healthcare, Inc.                                        100,998   5,495,301       0.0%
*          Momenta Pharmaceuticals, Inc.                                   45,221     504,214       0.0%
*          Mylan NV                                                       186,358   6,802,067       0.1%
#*         Myriad Genetics, Inc.                                           97,258   1,916,955       0.0%
           National HealthCare Corp.                                       11,906     770,318       0.0%
           National Research Corp. Class A                                 11,661     178,996       0.0%
#          National Research Corp. Class B                                  1,943      72,202       0.0%
*          Natus Medical, Inc.                                             40,390   1,589,346       0.0%
#*         Nektar Therapeutics                                             37,426     464,082       0.0%
*          Neogen Corp.                                                    43,777   2,306,610       0.0%
#*         Neurocrine Biosciences, Inc.                                    37,389   1,636,517       0.0%
#*         NewLink Genetics Corp.                                           8,556     103,955       0.0%
#*         NuVasive, Inc.                                                  69,947   4,177,934       0.0%
*          Nuvectra Corp.                                                  11,362      61,014       0.0%
#*         Ohr Pharmaceutical, Inc.                                         3,617      11,394       0.0%
*          Omnicell, Inc.                                                  56,250   1,835,156       0.0%
#*         OPKO Health, Inc.                                              332,514   3,132,282       0.0%
*          OraSure Technologies, Inc.                                      78,597     590,263       0.0%
*          Orthofix International NV                                       28,568   1,047,017       0.0%
#*         Otonomy, Inc.                                                      976      14,738       0.0%
           Owens & Minor, Inc.                                            127,359   4,132,800       0.0%
*          Pain Therapeutics, Inc.                                         40,174      22,590       0.0%
#*         PAREXEL International Corp.                                    100,345   5,846,100       0.1%
#          Patterson Cos., Inc.                                           163,984   7,003,757       0.1%
           PDL BioPharma, Inc.                                             98,354     316,700       0.0%
           PerkinElmer, Inc.                                              110,562   5,626,500       0.0%
#          Perrigo Co. P.L.C.                                              34,509   2,870,804       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Health Care -- (Continued)
    Pfizer, Inc.                                                 2,732,131 $86,635,874       0.6%
*   PharMerica Corp.                                                48,139   1,145,708       0.0%
    Phibro Animal Health Corp. Class A                              19,079     495,100       0.0%
*   PRA Health Sciences, Inc.                                        7,184     382,332       0.0%
#*  Premier, Inc. Class A                                           75,119   2,391,789       0.0%
#*  Prestige Brands Holdings, Inc.                                 100,880   4,567,846       0.0%
#*  Progenics Pharmaceuticals, Inc.                                 32,363     162,786       0.0%
#*  ProPhase Labs, Inc.                                              3,827       7,731       0.0%
*   Providence Service Corp. (The)                                  27,818   1,125,655       0.0%
    Psychemedics Corp.                                               1,300      30,524       0.0%
    Quality Systems, Inc.                                           80,338   1,035,557       0.0%
    Quest Diagnostics, Inc.                                        222,820  18,146,461       0.1%
*   Quidel Corp.                                                    23,763     458,626       0.0%
*   Quintiles IMS Holdings, Inc.                                   104,124   7,469,856       0.1%
*   Quorum Health Corp.                                             50,777     205,139       0.0%
#*  RadNet, Inc.                                                    59,401     412,837       0.0%
#*  Regeneron Pharmaceuticals, Inc.                                 38,513  13,287,755       0.1%
#*  Repligen Corp.                                                  26,740     763,962       0.0%
#   ResMed, Inc.                                                    74,138   4,431,228       0.0%
*   Retractable Technologies, Inc.                                   2,700       7,128       0.0%
#*  Retrophin, Inc.                                                 12,122     228,500       0.0%
*   Rigel Pharmaceuticals, Inc.                                     72,832     189,363       0.0%
*   RTI Surgical, Inc.                                              78,783     200,897       0.0%
#*  Sarepta Therapeutics, Inc.                                       3,800     149,112       0.0%
*   SciClone Pharmaceuticals, Inc.                                  80,322     718,882       0.0%
*   SeaSpine Holdings Corp.                                         11,585     107,856       0.0%
#*  Seattle Genetics, Inc.                                          60,492   3,127,436       0.0%
#*  Select Medical Holdings Corp.                                  236,020   3,068,260       0.0%
    Span-America Medical Systems, Inc.                               1,628      29,809       0.0%
#*  Spectrum Pharmaceuticals, Inc.                                  44,492     157,502       0.0%
    St Jude Medical, Inc.                                          211,720  16,480,285       0.1%
#   STERIS P.L.C.                                                   67,026   4,478,677       0.0%
#   Stryker Corp.                                                  137,324  15,840,323       0.1%
*   Sucampo Pharmaceuticals, Inc. Class A                           67,976     774,926       0.0%
*   Supernus Pharmaceuticals, Inc.                                  53,154   1,052,449       0.0%
*   Surgical Care Affiliates, Inc.                                  84,958   3,635,353       0.0%
*   Surmodics, Inc.                                                 21,136     526,286       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                            28,617   2,904,912       0.0%
#*  Team Health Holdings, Inc.                                      83,319   3,570,219       0.0%
#   Teleflex, Inc.                                                  43,843   6,275,249       0.1%
#*  Tenet Healthcare Corp.                                         187,395   3,693,555       0.0%
#*  TESARO, Inc.                                                    23,505   2,841,284       0.0%
*   Theravance Biopharma, Inc.                                      13,088     328,901       0.0%
    Thermo Fisher Scientific, Inc.                                 175,346  25,781,122       0.2%
#*  Triple-S Management Corp. Class B                               41,196     851,933       0.0%
#*  United Therapeutics Corp.                                       72,030   8,648,642       0.1%
    UnitedHealth Group, Inc.                                       505,441  71,433,977       0.5%
#*  Universal American Corp.                                       130,900     983,059       0.0%
    Universal Health Services, Inc. Class B                        142,410  17,190,311       0.1%
    US Physical Therapy, Inc.                                       22,052   1,254,759       0.0%
    Utah Medical Products, Inc.                                      3,467     215,474       0.0%
#*  Varian Medical Systems, Inc.                                    62,811   5,698,842       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Health Care -- (Continued)
#*  Vascular Solutions, Inc.                                      21,404 $      976,022       0.0%
*   VCA, Inc.                                                    103,833      6,381,576       0.1%
#*  Veeva Systems, Inc. Class A                                   88,029      3,419,927       0.0%
*   Vertex Pharmaceuticals, Inc.                                  44,994      3,413,245       0.0%
*   VWR Corp.                                                    227,615      6,261,689       0.1%
*   Waters Corp.                                                  44,176      6,146,649       0.1%
*   WellCare Health Plans, Inc.                                   91,505     10,386,733       0.1%
    West Pharmaceutical Services, Inc.                            94,276      7,167,804       0.1%
#*  Wright Medical Group NV                                       59,536      1,304,434       0.0%
#*  Xencor, Inc.                                                  10,742        228,697       0.0%
*   Zafgen, Inc.                                                   1,564          4,708       0.0%
    Zimmer Biomet Holdings, Inc.                                  86,990      9,168,746       0.1%
    Zoetis, Inc.                                                 293,935     14,050,093       0.1%
                                                                         --------------      ----
Total Health Care                                                         1,680,792,103      11.2%
                                                                         --------------      ----
Industrials -- (12.0%)
    3M Co.                                                       374,232     61,860,550       0.4%
    AAON, Inc.                                                    76,660      2,295,967       0.0%
    AAR Corp.                                                     39,516      1,271,230       0.0%
    ABM Industries, Inc.                                          79,419      3,103,695       0.0%
    Acacia Research Corp.                                         41,555        243,097       0.0%
*   ACCO Brands Corp.                                            198,730      2,205,903       0.0%
*   Accuride Corp.                                                18,309         44,857       0.0%
    Acme United Corp.                                              1,000         21,860       0.0%
#   Actuant Corp. Class A                                         80,654      1,798,584       0.0%
#   Acuity Brands, Inc.                                           38,668      8,645,005       0.1%
#   Advanced Drainage Systems, Inc.                               33,396        637,864       0.0%
*   Advisory Board Co. (The)                                      41,010      1,632,198       0.0%
*   AECOM                                                        241,469      6,724,912       0.1%
*   Aegion Corp.                                                  53,845        996,671       0.0%
*   AeroCentury Corp.                                                691          6,184       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                            113,665      2,000,504       0.0%
#*  Aerovironment, Inc.                                           34,813        835,164       0.0%
    AGCO Corp.                                                   131,106      6,696,894       0.1%
#   Air Lease Corp.                                              168,986      5,113,516       0.0%
*   Air Transport Services Group, Inc.                           109,153      1,444,094       0.0%
    Aircastle, Ltd.                                               57,229      1,176,056       0.0%
    Alamo Group, Inc.                                             15,166        984,577       0.0%
    Alaska Air Group, Inc.                                       214,723     15,507,295       0.1%
    Albany International Corp. Class A                            46,240      1,884,280       0.0%
    Allegiant Travel Co.                                          29,736      4,100,594       0.0%
    Allegion P.L.C.                                              105,138      6,712,010       0.1%
    Allied Motion Technologies, Inc.                              19,703        389,725       0.0%
    Allison Transmission Holdings, Inc.                          294,199      8,617,089       0.1%
    Altra Industrial Motion Corp.                                 47,943      1,414,318       0.0%
    AMERCO                                                        24,346      7,848,907       0.1%
*   Ameresco, Inc. Class A                                        21,115        101,352       0.0%
#   American Airlines Group, Inc.                                360,513     14,636,828       0.1%
    American Railcar Industries, Inc.                             19,392        713,238       0.0%
#*  American Superconductor Corp.                                    896          5,743       0.0%
*   American Woodmark Corp.                                       34,850      2,603,295       0.0%
    AMETEK, Inc.                                                 173,757      7,662,684       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   AMREP Corp.                                                    3,360 $    24,797       0.0%
    AO Smith Corp.                                               171,898   7,764,633       0.1%
#   Apogee Enterprises, Inc.                                      48,126   1,961,134       0.0%
#   Applied Industrial Technologies, Inc.                         59,409   3,017,977       0.0%
*   ARC Document Solutions, Inc.                                  78,538     269,385       0.0%
    ArcBest Corp.                                                 30,676     610,452       0.0%
*   Arconic, Inc.                                                278,564   8,000,358       0.1%
    Argan, Inc.                                                   36,279   2,062,461       0.0%
*   Armstrong Flooring, Inc.                                      52,153     844,357       0.0%
#*  Armstrong World Industries, Inc.                              94,686   3,550,725       0.0%
*   Arotech Corp.                                                 14,831      39,302       0.0%
    Astec Industries, Inc.                                        35,222   1,949,890       0.0%
*   Astronics Corp.                                               33,266   1,231,507       0.0%
#*  Astronics Corp. Class B                                       15,381     569,109       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                            45,276   1,894,801       0.0%
*   Avalon Holdings Corp. Class A                                    500       1,378       0.0%
#*  Avis Budget Group, Inc.                                      202,323   6,547,172       0.1%
#   AZZ, Inc.                                                     43,275   2,304,394       0.0%
#   B/E Aerospace, Inc.                                          131,241   7,811,464       0.1%
*   Babcock & Wilcox Enterprises, Inc.                            81,977   1,290,318       0.0%
    Barnes Group, Inc.                                            95,199   3,792,728       0.0%
    Barrett Business Services, Inc.                                7,132     319,728       0.0%
*   Beacon Roofing Supply, Inc.                                   87,284   3,669,419       0.0%
*   BlueLinx Holdings, Inc.                                        2,583      20,354       0.0%
*   BMC Stock Holdings, Inc.                                      29,418     486,868       0.0%
#   Boeing Co. (The)                                             368,258  52,450,987       0.4%
    Brady Corp. Class A                                           59,665   1,974,911       0.0%
#   Briggs & Stratton Corp.                                       64,286   1,197,005       0.0%
    Brink's Co. (The)                                            100,617   3,979,402       0.0%
*   Broadwind Energy, Inc.                                           488       2,123       0.0%
#*  Builders FirstSource, Inc.                                   164,773   1,593,355       0.0%
    BWX Technologies, Inc.                                       143,015   5,609,048       0.0%
*   CAI International, Inc.                                       22,428     170,677       0.0%
    Carlisle Cos., Inc.                                           83,974   8,804,674       0.1%
*   Casella Waste Systems, Inc. Class A                           71,163     797,026       0.0%
#   Caterpillar, Inc.                                            343,254  28,647,979       0.2%
*   CBIZ, Inc.                                                    94,450   1,043,672       0.0%
    CDI Corp.                                                     16,772     103,148       0.0%
    CEB, Inc.                                                     43,835   2,132,573       0.0%
    CECO Environmental Corp.                                      16,116     159,548       0.0%
#   Celadon Group, Inc.                                           49,165     319,573       0.0%
#   CH Robinson Worldwide, Inc.                                  114,472   7,797,833       0.1%
*   Chart Industries, Inc.                                        65,633   1,820,659       0.0%
    Chicago Bridge & Iron Co. NV                                 150,988   4,834,636       0.0%
    Chicago Rivet & Machine Co.                                      474      14,386       0.0%
#   Cintas Corp.                                                  84,931   9,059,590       0.1%
#   CIRCOR International, Inc.                                    24,592   1,322,558       0.0%
*   Civeo Corp.                                                  124,628     140,830       0.0%
#   CLARCOR, Inc.                                                 78,593   4,889,271       0.0%
#*  Clean Harbors, Inc.                                          109,666   5,189,395       0.0%
*   Colfax Corp.                                                 167,291   5,318,181       0.0%
    Columbus McKinnon Corp.                                       26,225     511,125       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Comfort Systems USA, Inc.                                     60,334 $ 1,740,636       0.0%
#*  Command Security Corp.                                         4,000      10,480       0.0%
*   Commercial Vehicle Group, Inc.                                31,355     142,352       0.0%
    CompX International, Inc.                                      1,315      14,662       0.0%
*   Continental Building Products, Inc.                           69,761   1,426,612       0.0%
*   Continental Materials Corp.                                      268       5,883       0.0%
    Copa Holdings SA Class A                                      49,060   4,524,804       0.0%
#*  Copart, Inc.                                                 193,233  10,138,936       0.1%
#   Covanta Holding Corp.                                        223,453   3,351,795       0.0%
*   Covenant Transportation Group, Inc. Class A                   34,912     558,243       0.0%
*   CPI Aerostructures, Inc.                                       6,347      42,842       0.0%
*   CRA International, Inc.                                       10,517     327,499       0.0%
    Crane Co.                                                    100,271   6,819,431       0.1%
    CSX Corp.                                                    641,088  19,559,595       0.1%
#   Cubic Corp.                                                   35,114   1,499,368       0.0%
    Cummins, Inc.                                                107,714  13,768,003       0.1%
    Curtiss-Wright Corp.                                          83,544   7,487,213       0.1%
#   Deere & Co.                                                  190,098  16,785,653       0.1%
    Delta Air Lines, Inc.                                        457,001  19,088,932       0.1%
#   Deluxe Corp.                                                  91,870   5,622,444       0.0%
#*  DigitalGlobe, Inc.                                           115,375   2,895,912       0.0%
#   Donaldson Co., Inc.                                          231,307   8,447,332       0.1%
    Douglas Dynamics, Inc.                                        54,886   1,761,841       0.0%
    Dover Corp.                                                  206,985  13,845,227       0.1%
*   Ducommun, Inc.                                                 9,872     187,963       0.0%
    Dun & Bradstreet Corp. (The)                                  52,158   6,511,926       0.1%
#*  DXP Enterprises, Inc.                                         20,262     441,509       0.0%
#*  Dycom Industries, Inc.                                        65,634   5,049,224       0.0%
    Dynamic Materials Corp.                                       16,062     174,273       0.0%
    Eastern Co. (The)                                              2,746      54,096       0.0%
    Eaton Corp. P.L.C.                                           229,360  14,626,287       0.1%
#*  Echo Global Logistics, Inc.                                   41,466     879,079       0.0%
    Ecology and Environment, Inc. Class A                          1,746      17,111       0.0%
    EMCOR Group, Inc.                                            108,738   6,574,299       0.1%
#   Emerson Electric Co.                                         380,161  19,266,559       0.1%
    Encore Wire Corp.                                             30,324   1,035,565       0.0%
#*  Energy Focus, Inc.                                             2,870      11,738       0.0%
*   Energy Recovery, Inc.                                         34,173     417,252       0.0%
    EnerSys                                                       75,040   4,887,355       0.0%
*   Engility Holdings, Inc.                                       21,236     610,110       0.0%
    Ennis, Inc.                                                   33,776     494,818       0.0%
    EnPro Industries, Inc.                                        26,577   1,438,347       0.0%
    EnviroStar, Inc.                                                 100         785       0.0%
    Equifax, Inc.                                                 85,287  10,573,029       0.1%
    ESCO Technologies, Inc.                                       35,997   1,603,666       0.0%
    Espey Manufacturing & Electronics Corp.                        1,489      37,858       0.0%
    Essendant, Inc.                                               56,645     869,501       0.0%
#*  Esterline Technologies Corp.                                  50,162   3,684,399       0.0%
#   Expeditors International of Washington, Inc.                 122,891   6,325,200       0.1%
#   Exponent, Inc.                                                44,176   2,529,076       0.0%
#   Fastenal Co.                                                 184,248   7,181,987       0.1%
    Federal Signal Corp.                                         139,055   1,707,595       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    FedEx Corp.                                                    175,533 $30,598,913       0.2%
#   Flowserve Corp.                                                124,729   5,282,273       0.0%
    Fluor Corp.                                                    210,235  10,930,118       0.1%
    Fortive Corp.                                                  201,390  10,280,959       0.1%
    Fortune Brands Home & Security, Inc.                           119,778   6,543,472       0.1%
    Forward Air Corp.                                               47,945   1,981,087       0.0%
*   Franklin Covey Co.                                              20,263     370,813       0.0%
    Franklin Electric Co., Inc.                                     67,556   2,462,416       0.0%
    FreightCar America, Inc.                                        25,780     336,687       0.0%
*   FTI Consulting, Inc.                                            93,889   3,657,915       0.0%
*   Fuel Tech, Inc.                                                 19,248      24,734       0.0%
#   G&K Services, Inc. Class A                                      30,961   2,932,007       0.0%
#   GATX Corp.                                                      48,439   2,120,175       0.0%
*   Gencor Industries, Inc.                                          3,547      42,919       0.0%
#*  Generac Holdings, Inc.                                         110,096   4,193,557       0.0%
#   General Cable Corp.                                             96,012   1,344,168       0.0%
    General Dynamics Corp.                                         129,455  19,514,047       0.1%
    General Electric Co.                                         2,137,237  62,193,597       0.4%
#*  Genesee & Wyoming, Inc. Class A                                 90,520   6,149,929       0.1%
*   Gibraltar Industries, Inc.                                      46,026   1,790,411       0.0%
    Global Brass & Copper Holdings, Inc.                            36,525   1,048,267       0.0%
*   Global Power Equipment Group, Inc.                              12,367      45,758       0.0%
#*  Golden Ocean Group, Ltd.                                        12,367      45,016       0.0%
*   Goldfield Corp. (The)                                           11,623      31,963       0.0%
    Gorman-Rupp Co. (The)                                           35,069     842,357       0.0%
*   GP Strategies Corp.                                             37,610     972,219       0.0%
#   Graco, Inc.                                                     89,556   6,707,744       0.1%
    Graham Corp.                                                     8,388     149,726       0.0%
    Granite Construction, Inc.                                      57,923   2,847,495       0.0%
*   Great Lakes Dredge & Dock Corp.                                 85,344     302,971       0.0%
#   Greenbrier Cos., Inc. (The)                                     31,578     994,707       0.0%
#   Griffon Corp.                                                   60,722   1,014,057       0.0%
    H&E Equipment Services, Inc.                                    74,843   1,044,060       0.0%
    Hardinge, Inc.                                                  10,375     100,638       0.0%
    Harsco Corp.                                                   134,917   1,315,441       0.0%
#*  Hawaiian Holdings, Inc.                                        122,552   5,517,904       0.0%
*   HC2 Holdings, Inc.                                               7,362      29,301       0.0%
*   HD Supply Holdings, Inc.                                       177,339   5,852,187       0.0%
#   Healthcare Services Group, Inc.                                 57,643   2,131,062       0.0%
#   Heartland Express, Inc.                                        156,950   2,887,880       0.0%
    HEICO Corp.                                                     39,011   2,635,583       0.0%
    HEICO Corp. Class A                                             55,932   3,355,920       0.0%
    Heidrick & Struggles International, Inc.                        32,954     609,649       0.0%
*   Herc Holdings, Inc.                                             47,801   1,438,332       0.0%
*   Heritage-Crystal Clean, Inc.                                     4,417      57,863       0.0%
    Herman Miller, Inc.                                            109,924   3,055,887       0.0%
*   Hertz Global Holdings, Inc.                                    139,440   4,622,436       0.0%
#   Hexcel Corp.                                                   124,566   5,666,507       0.0%
*   Hill International, Inc.                                        26,258     101,093       0.0%
    Hillenbrand, Inc.                                              103,369   3,137,249       0.0%
    HNI Corp.                                                       74,256   3,019,249       0.0%
    Honeywell International, Inc.                                  367,999  40,362,130       0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Houston Wire & Cable Co.                                      17,436 $    93,283       0.0%
*   Hub Group, Inc. Class A                                       56,473   2,058,441       0.0%
    Hubbell, Inc.                                                 68,233   7,131,713       0.1%
    Hudson Global, Inc.                                           23,996      34,554       0.0%
    Huntington Ingalls Industries, Inc.                           76,969  12,419,718       0.1%
    Hurco Cos., Inc.                                               9,009     236,036       0.0%
*   Huron Consulting Group, Inc.                                  35,796   2,006,366       0.0%
#*  Huttig Building Products, Inc.                                 2,588      12,500       0.0%
    Hyster-Yale Materials Handling, Inc.                          19,401   1,129,332       0.0%
*   ICF International, Inc.                                       25,218   1,170,115       0.0%
    IDEX Corp.                                                    77,784   6,723,649       0.1%
*   IES Holdings, Inc.                                             6,920     103,454       0.0%
    Illinois Tool Works, Inc.                                    197,706  22,453,470       0.2%
    Ingersoll-Rand P.L.C.                                        331,604  22,313,633       0.2%
#*  InnerWorkings, Inc.                                          145,828   1,284,745       0.0%
*   Innovative Solutions & Support, Inc.                          10,802      34,458       0.0%
    Insperity, Inc.                                               49,494   3,721,949       0.0%
    Insteel Industries, Inc.                                      42,239   1,136,229       0.0%
    Interface, Inc.                                              104,818   1,661,365       0.0%
*   Intersections, Inc.                                           13,979      30,754       0.0%
    ITT, Inc.                                                    167,364   5,894,560       0.0%
*   Jacobs Engineering Group, Inc.                               144,866   7,472,188       0.1%
#   JB Hunt Transport Services, Inc.                              96,419   7,868,755       0.1%
*   JetBlue Airways Corp.                                        482,252   8,429,765       0.1%
    John Bean Technologies Corp.                                  48,166   3,846,055       0.0%
    Johnson Controls International P.L.C.                        491,226  19,806,232       0.1%
    Joy Global, Inc.                                              93,738   2,608,729       0.0%
    Kadant, Inc.                                                   7,600     392,540       0.0%
#   Kaman Corp.                                                   47,286   2,064,507       0.0%
    Kansas City Southern                                         135,270  11,871,295       0.1%
    KAR Auction Services, Inc.                                   221,042   9,411,968       0.1%
    KBR, Inc.                                                    181,972   2,695,005       0.0%
    Kelly Services, Inc. Class A                                  54,480   1,020,410       0.0%
#   Kelly Services, Inc. Class B                                     319       5,863       0.0%
    Kennametal, Inc.                                             173,816   4,920,731       0.0%
*   Key Technology, Inc.                                           3,418      35,240       0.0%
    Kforce, Inc.                                                  60,803   1,054,932       0.0%
    Kimball International, Inc. Class B                           82,297   1,028,712       0.0%
#*  Kirby Corp.                                                   91,614   5,400,645       0.0%
#*  KLX, Inc.                                                    117,770   4,053,643       0.0%
#   Knight Transportation, Inc.                                  152,239   4,452,991       0.0%
    Knoll, Inc.                                                   81,472   1,763,054       0.0%
    Korn/Ferry International                                      76,506   1,559,957       0.0%
#*  Kratos Defense & Security Solutions, Inc.                     99,878     561,314       0.0%
    L-3 Communications Holdings, Inc.                             67,019   9,177,582       0.1%
#   Landstar System, Inc.                                         78,838   5,609,324       0.0%
*   Lawson Products, Inc.                                          8,619     162,468       0.0%
#*  Layne Christensen Co.                                         20,348     174,382       0.0%
#   LB Foster Co. Class A                                         13,814     171,294       0.0%
#   Lennox International, Inc.                                    51,738   7,548,057       0.1%
#   Lincoln Electric Holdings, Inc.                              110,673   7,285,604       0.1%
#   Lindsay Corp.                                                 10,381     812,832       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   LMI Aerospace, Inc.                                           10,960 $    82,310       0.0%
    Lockheed Martin Corp.                                        168,798  41,588,451       0.3%
    LS Starrett Co. (The) Class A                                  4,692      43,166       0.0%
*   LSC Communications, Inc.                                      52,522   1,273,133       0.0%
    LSI Industries, Inc.                                          42,399     364,631       0.0%
*   Lydall, Inc.                                                  26,928   1,258,884       0.0%
    Macquarie Infrastructure Corp.                                81,142   6,638,227       0.1%
#*  Manitex International, Inc.                                    2,000      11,100       0.0%
#   Manitowoc Co., Inc. (The)                                    162,128     654,997       0.0%
#*  Manitowoc Foodservice, Inc.                                  220,070   3,325,258       0.0%
    ManpowerGroup, Inc.                                           90,955   6,985,344       0.1%
    Marten Transport, Ltd.                                        46,344     950,052       0.0%
    Masco Corp.                                                  224,348   6,927,866       0.1%
*   MasTec, Inc.                                                 140,050   3,998,427       0.0%
*   Mastech Digital, Inc.                                          1,412      10,442       0.0%
    Matson, Inc.                                                  82,349   3,289,019       0.0%
    Matthews International Corp. Class A                          47,110   2,821,889       0.0%
    McGrath RentCorp                                              29,456     886,626       0.0%
*   Mercury Systems, Inc.                                         47,555   1,321,078       0.0%
*   Meritor, Inc.                                                157,120   1,615,194       0.0%
*   MFRI, Inc.                                                     3,034      24,272       0.0%
#*  Middleby Corp. (The)                                          52,258   5,858,644       0.0%
    Miller Industries, Inc.                                       11,101     243,667       0.0%
*   Mistras Group, Inc.                                           33,517     701,846       0.0%
    Mobile Mini, Inc.                                             80,300   2,035,605       0.0%
*   Moog, Inc. Class A                                            53,605   3,112,842       0.0%
*   Moog, Inc. Class B                                             3,215     186,679       0.0%
*   MRC Global, Inc.                                             206,462   3,043,250       0.0%
#   MSA Safety, Inc.                                              50,913   2,968,228       0.0%
#   MSC Industrial Direct Co., Inc. Class A                       81,368   5,923,590       0.1%
    Mueller Industries, Inc.                                      84,112   2,547,752       0.0%
    Mueller Water Products, Inc. Class A                         301,883   3,719,199       0.0%
#   Multi-Color Corp.                                             25,513   1,656,432       0.0%
*   MYR Group, Inc.                                               41,710   1,244,626       0.0%
    National Presto Industries, Inc.                               5,789     505,090       0.0%
*   Navigant Consulting, Inc.                                     82,825   1,938,105       0.0%
*   NCI Building Systems, Inc.                                    52,995     763,128       0.0%
    Nielsen Holdings P.L.C.                                      217,622   9,797,342       0.1%
*   NL Industries, Inc.                                           32,061     102,595       0.0%
#   NN, Inc.                                                      46,841     826,744       0.0%
#   Nordson Corp.                                                 97,897   9,802,427       0.1%
    Norfolk Southern Corp.                                       176,435  16,408,455       0.1%
    Northrop Grumman Corp.                                       101,652  23,278,308       0.2%
#*  Northwest Pipe Co.                                             9,070     118,908       0.0%
#*  NOW, Inc.                                                    106,723   2,300,948       0.0%
*   NV5 Global, Inc.                                               5,861     167,625       0.0%
#*  Old Dominion Freight Line, Inc.                              137,414  10,262,078       0.1%
    Omega Flex, Inc.                                               3,648     138,733       0.0%
*   On Assignment, Inc.                                           89,358   3,074,809       0.0%
    Orbital ATK, Inc.                                             98,499   7,324,386       0.1%
#*  Orion Energy Systems, Inc.                                    19,776      23,533       0.0%
*   Orion Marine Group, Inc.                                      13,198     106,640       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Oshkosh Corp.                                                126,992 $ 6,794,072       0.1%
    Owens Corning                                                163,946   7,997,286       0.1%
    PACCAR, Inc.                                                 292,468  16,062,343       0.1%
*   PAM Transportation Services, Inc.                              2,984      58,785       0.0%
    Park-Ohio Holdings Corp.                                      17,276     551,968       0.0%
    Parker-Hannifin Corp.                                        138,646  17,018,796       0.1%
*   Patrick Industries, Inc.                                      39,249   2,250,930       0.0%
*   Patriot Transportation Holding, Inc.                           1,454      31,072       0.0%
*   Pendrell Corp.                                                10,318      68,818       0.0%
#   Pentair P.L.C.                                               186,572  10,285,714       0.1%
*   Performant Financial Corp.                                    57,241     171,151       0.0%
#*  PGT, Inc.                                                    106,842   1,047,052       0.0%
    Pitney Bowes, Inc.                                           235,009   4,192,561       0.0%
#*  Plug Power, Inc.                                                 784       1,200       0.0%
*   Ply Gem Holdings, Inc.                                        51,661     707,756       0.0%
    Powell Industries, Inc.                                       12,017     425,282       0.0%
*   Power Solutions International, Inc.                            4,237      40,463       0.0%
    Preformed Line Products Co.                                    4,237     182,276       0.0%
#   Primoris Services Corp.                                       75,981   1,521,899       0.0%
#*  Proto Labs, Inc.                                              20,558     918,943       0.0%
    Providence and Worcester Railroad Co.                          1,227      30,663       0.0%
    Quad/Graphics, Inc.                                           23,268     552,848       0.0%
    Quanex Building Products Corp.                                70,553   1,150,014       0.0%
*   Quanta Services, Inc.                                        194,219   5,583,796       0.0%
*   Radiant Logistics, Inc.                                        9,621      24,053       0.0%
#   Raven Industries, Inc.                                        54,019   1,158,708       0.0%
    Raytheon Co.                                                 132,164  18,054,924       0.1%
#*  RBC Bearings, Inc.                                            34,891   2,489,473       0.0%
    RCM Technologies, Inc.                                         7,192      50,919       0.0%
    Regal Beloit Corp.                                            63,561   3,756,455       0.0%
    Republic Services, Inc.                                      437,525  23,026,941       0.2%
    Resources Connection, Inc.                                    61,391     911,656       0.0%
*   Rexnord Corp.                                                180,739   3,594,899       0.0%
*   Roadrunner Transportation Systems, Inc.                       45,100     342,760       0.0%
    Robert Half International, Inc.                              114,975   4,302,364       0.0%
    Rockwell Automation, Inc.                                    102,725  12,298,237       0.1%
#   Rockwell Collins, Inc.                                        99,562   8,395,068       0.1%
#   Rollins, Inc.                                                170,172   5,244,701       0.0%
#   Roper Technologies, Inc.                                      53,646   9,297,388       0.1%
*   RPX Corp.                                                     75,221     734,157       0.0%
    RR Donnelley & Sons Co.                                      140,059   2,486,047       0.0%
*   Rush Enterprises, Inc. Class A                                43,655   1,145,944       0.0%
*   Rush Enterprises, Inc. Class B                                 2,881      73,177       0.0%
#   Ryder System, Inc.                                           121,038   8,398,827       0.1%
#*  Saia, Inc.                                                    47,487   1,692,912       0.0%
#*  Sensata Technologies Holding NV                              171,231   6,118,084       0.1%
    Servotronics, Inc.                                               389       4,221       0.0%
*   SIFCO Industries, Inc.                                         3,251      33,485       0.0%
    Simpson Manufacturing Co., Inc.                               68,066   2,913,225       0.0%
    SkyWest, Inc.                                                 66,442   2,003,226       0.0%
#   Snap-on, Inc.                                                 41,444   6,386,520       0.1%
#*  SolarCity Corp.                                               60,906   1,193,758       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Southwest Airlines Co.                                       529,313 $21,198,986       0.2%
*   SP Plus Corp.                                                 13,087     329,792       0.0%
#*  Sparton Corp.                                                  7,073     169,257       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                    197,175   9,929,733       0.1%
#*  Spirit Airlines, Inc.                                        133,280   6,388,110       0.1%
*   SPX Corp.                                                     49,381     938,733       0.0%
*   SPX FLOW, Inc.                                                58,118   1,458,181       0.0%
    Standex International Corp.                                   20,190   1,542,516       0.0%
    Stanley Black & Decker, Inc.                                 156,375  17,801,730       0.1%
    Steelcase, Inc. Class A                                      142,597   1,903,670       0.0%
#*  Stericycle, Inc.                                              50,134   4,015,232       0.0%
*   Sterling Construction Co., Inc.                               11,349      82,621       0.0%
#   Sun Hydraulics Corp.                                          34,687   1,020,838       0.0%
#   Supreme Industries, Inc. Class A                              26,083     317,952       0.0%
#*  Swift Transportation Co.                                     177,656   3,975,941       0.0%
#*  TASER International, Inc.                                     70,425   1,576,111       0.0%
#*  Team, Inc.                                                    41,955   1,290,116       0.0%
*   Teledyne Technologies, Inc.                                   60,940   6,562,019       0.1%
#   Tennant Co.                                                   23,214   1,461,321       0.0%
#   Terex Corp.                                                  136,613   3,262,318       0.0%
    Tetra Tech, Inc.                                              79,462   3,055,314       0.0%
    Textainer Group Holdings, Ltd.                                50,784     385,958       0.0%
    Textron, Inc.                                                330,093  13,230,127       0.1%
#*  Thermon Group Holdings, Inc.                                  28,885     529,462       0.0%
    Timken Co. (The)                                             103,082   3,406,860       0.0%
#   Titan International, Inc.                                     58,343     594,515       0.0%
*   Titan Machinery, Inc.                                         18,690     173,630       0.0%
#   Toro Co. (The)                                               134,378   6,434,019       0.1%
#   TransDigm Group, Inc.                                         33,591   9,152,204       0.1%
*   TransUnion                                                    70,768   2,210,792       0.0%
*   TRC Cos., Inc.                                                23,805     194,011       0.0%
*   Trex Co., Inc.                                                44,928   2,417,576       0.0%
*   TriMas Corp.                                                  50,036     898,146       0.0%
#*  TriNet Group, Inc.                                            59,541   1,117,585       0.0%
    Trinity Industries, Inc.                                     280,831   5,995,742       0.1%
#   Triton International, Ltd.                                    52,537     634,122       0.0%
#   Triumph Group, Inc.                                          104,584   2,478,641       0.0%
*   TrueBlue, Inc.                                                68,977   1,207,097       0.0%
*   Tutor Perini Corp.                                            68,855   1,311,688       0.0%
    Twin Disc, Inc.                                                9,800     105,938       0.0%
*   Ultralife Corp.                                               11,666      47,831       0.0%
    UniFirst Corp.                                                22,643   2,773,767       0.0%
    Union Pacific Corp.                                          498,031  43,916,374       0.3%
*   United Continental Holdings, Inc.                            374,219  21,042,334       0.2%
    United Parcel Service, Inc. Class B                          428,021  46,123,543       0.3%
*   United Rentals, Inc.                                         173,630  13,136,846       0.1%
    United Technologies Corp.                                    496,912  50,784,406       0.4%
#*  Univar, Inc.                                                  25,376     564,616       0.0%
    Universal Forest Products, Inc.                               34,225   2,943,008       0.0%
    Universal Logistics Holdings, Inc.                            12,449     154,990       0.0%
#   US Ecology, Inc.                                              35,599   1,504,058       0.0%
#*  USA Truck, Inc.                                               11,153      91,789       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Industrials -- (Continued)
#*  USG Corp.                                                      255,312 $    6,428,756       0.1%
    Valmont Industries, Inc.                                        34,048      4,356,442       0.0%
*   Vectrus, Inc.                                                   10,596        177,695       0.0%
*   Verisk Analytics, Inc.                                         135,692     11,065,683       0.1%
*   Veritiv Corp.                                                    3,055        164,817       0.0%
*   Versar, Inc.                                                     4,038          5,007       0.0%
    Viad Corp.                                                      31,442      1,304,843       0.0%
*   Vicor Corp.                                                     15,288        194,922       0.0%
*   Virco Manufacturing Corp.                                        6,445         27,391       0.0%
#*  Virgin America, Inc.                                             9,500        516,325       0.0%
*   Volt Information Sciences, Inc.                                 11,950         78,273       0.0%
    VSE Corp.                                                       11,070        319,259       0.0%
#*  Wabash National Corp.                                          133,638      1,503,427       0.0%
#*  WABCO Holdings, Inc.                                            57,049      5,617,045       0.0%
#   Wabtec Corp.                                                    87,257      6,745,839       0.1%
    Waste Connections, Inc.                                         17,974      1,351,825       0.0%
    Waste Management, Inc.                                         265,473     17,430,957       0.1%
    Watsco, Inc.                                                    50,766      6,969,664       0.1%
    Watsco, Inc. Class B                                             2,268        310,761       0.0%
    Watts Water Technologies, Inc. Class A                          32,305      1,938,300       0.0%
#   Werner Enterprises, Inc.                                       157,158      3,779,650       0.0%
#*  Wesco Aircraft Holdings, Inc.                                  124,504      1,599,876       0.0%
*   WESCO International, Inc.                                       70,324      3,811,561       0.0%
    West Corp.                                                     115,901      2,285,568       0.0%
*   Westport Fuel Systems, Inc.                                     51,276         79,478       0.0%
*   Willdan Group, Inc.                                              6,221         99,909       0.0%
*   Willis Lease Finance Corp.                                       4,420        117,616       0.0%
#   Woodward, Inc.                                                 103,223      6,088,093       0.1%
#   WW Grainger, Inc.                                               63,081     13,128,418       0.1%
*   Xerium Technologies, Inc.                                        1,300          8,060       0.0%
#*  XPO Logistics, Inc.                                            168,028      5,533,162       0.0%
    Xylem, Inc.                                                    209,863     10,142,679       0.1%
#*  YRC Worldwide, Inc.                                             49,729        441,594       0.0%
                                                                           --------------      ----
Total Industrials                                                           1,974,016,622      13.2%
                                                                           --------------      ----
Information Technology -- (18.1%)
#*  3D Systems Corp.                                                50,584        701,600       0.0%
*   8x8, Inc.                                                        9,044        128,877       0.0%
    Accenture P.L.C. Class A                                       364,757     42,399,354       0.3%
*   ACI Worldwide, Inc.                                            192,713      3,491,960       0.0%
    Activision Blizzard, Inc.                                      268,304     11,582,684       0.1%
*   Actua Corp.                                                     87,783      1,022,672       0.0%
#*  Acxiom Corp.                                                    99,519      2,344,668       0.0%
*   ADDvantage Technologies Group, Inc.                              3,642          6,738       0.0%
*   Adobe Systems, Inc.                                            147,698     15,879,012       0.1%
    ADTRAN, Inc.                                                    69,314      1,258,049       0.0%
*   Advanced Energy Industries, Inc.                                66,687      3,180,970       0.0%
#*  Advanced Micro Devices, Inc.                                 1,110,469      8,028,691       0.1%
#*  Agilysys, Inc.                                                  32,960        318,064       0.0%
#*  Akamai Technologies, Inc.                                      216,969     15,072,836       0.1%
#*  Alliance Data Systems Corp.                                     47,498      9,711,916       0.1%
*   Alpha & Omega Semiconductor, Ltd.                               38,112        805,307       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   Alphabet, Inc. Class A                                          96,373 $ 78,052,493       0.5%
*   Alphabet, Inc. Class C                                         101,097   79,314,640       0.5%
#*  Ambarella, Inc.                                                  3,082      189,142       0.0%
    Amdocs, Ltd.                                                   134,086    7,837,327       0.1%
    American Software, Inc. Class A                                 19,865      207,192       0.0%
*   Amkor Technology, Inc.                                         235,997    2,187,692       0.0%
#   Amphenol Corp. Class A                                         204,490   13,482,026       0.1%
*   Amtech Systems, Inc.                                             9,582       43,215       0.0%
    Analog Devices, Inc.                                           150,049    9,618,141       0.1%
*   Angie's List, Inc.                                              20,945      161,277       0.0%
*   Anixter International, Inc.                                     46,444    3,053,693       0.0%
*   ANSYS, Inc.                                                     60,734    5,548,051       0.0%
    Apple, Inc.                                                  3,494,715  396,789,941       2.7%
    Applied Materials, Inc.                                        456,010   13,260,771       0.1%
*   Arista Networks, Inc.                                           67,626    5,731,303       0.0%
*   ARRIS International P.L.C.                                     238,842    6,635,031       0.1%
*   Arrow Electronics, Inc.                                        140,988    8,617,187       0.1%
#*  Aspen Technology, Inc.                                         118,713    5,845,428       0.1%
    AstroNova, Inc.                                                  4,620       67,221       0.0%
*   Autobytel, Inc.                                                    267        4,365       0.0%
#*  Autodesk, Inc.                                                  57,917    4,186,241       0.0%
    Automatic Data Processing, Inc.                                237,375   20,665,867       0.1%
*   Aviat Networks, Inc.                                             3,930       33,366       0.0%
*   Avid Technology, Inc.                                           72,700      477,639       0.0%
    Avnet, Inc.                                                    178,890    7,504,435       0.1%
    AVX Corp.                                                      113,517    1,591,508       0.0%
*   Aware, Inc.                                                     12,087       63,155       0.0%
*   Axcelis Technologies, Inc.                                      53,851      735,066       0.0%
*   AXT, Inc.                                                       60,417      311,148       0.0%
    Badger Meter, Inc.                                              38,800    1,247,420       0.0%
*   Bankrate, Inc.                                                  95,086      741,671       0.0%
#*  Barracuda Networks, Inc.                                        67,187    1,566,801       0.0%
#   Bel Fuse, Inc. Class A                                           1,700       32,980       0.0%
    Bel Fuse, Inc. Class B                                           8,861      211,335       0.0%
    Belden, Inc.                                                    68,710    4,453,095       0.0%
*   Benchmark Electronics, Inc.                                     43,736    1,099,960       0.0%
    Black Box Corp.                                                 30,876      355,074       0.0%
#*  Black Knight Financial Services, Inc. Class A                    4,888      192,343       0.0%
#   Blackbaud, Inc.                                                 50,435    3,096,709       0.0%
#*  Blackhawk Network Holdings, Inc.                                79,087    2,724,547       0.0%
*   Blucora, Inc.                                                   46,839      622,959       0.0%
    Booz Allen Hamilton Holding Corp.                              188,913    5,756,179       0.0%
*   Bottomline Technologies de, Inc.                                23,728      538,388       0.0%
    Broadcom, Ltd.                                                 140,915   23,995,006       0.2%
    Broadridge Financial Solutions, Inc.                           158,683   10,260,443       0.1%
*   BroadVision, Inc.                                                3,362       15,129       0.0%
    Brocade Communications Systems, Inc.                           690,931    7,323,869       0.1%
    Brooks Automation, Inc.                                        124,193    1,618,235       0.0%
*   BSQUARE Corp.                                                   18,279       75,858       0.0%
    CA, Inc.                                                       531,750   16,345,995       0.1%
    Cabot Microelectronics Corp.                                    35,161    1,942,997       0.0%
*   CACI International, Inc. Class A                                39,136    3,829,458       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   Cadence Design Systems, Inc.                                   259,421 $ 6,635,989       0.1%
#*  CalAmp Corp.                                                    48,386     625,147       0.0%
*   Calix, Inc.                                                     95,448     596,550       0.0%
#*  Cardtronics P.L.C. Class A                                      91,573   4,578,650       0.0%
#   Cass Information Systems, Inc.                                  12,148     654,291       0.0%
#*  Cavium, Inc.                                                    15,162     855,895       0.0%
    CDK Global, Inc.                                               117,172   6,398,763       0.1%
    CDW Corp.                                                      227,928  10,236,246       0.1%
*   Ceva, Inc.                                                      27,322     821,026       0.0%
*   Ciber, Inc.                                                    154,966     158,065       0.0%
#*  Ciena Corp.                                                    214,201   4,151,215       0.0%
#*  Cimpress NV                                                     39,808   3,314,016       0.0%
*   Cirrus Logic, Inc.                                             111,519   6,019,796       0.1%
    Cisco Systems, Inc.                                          3,096,820  95,010,438       0.6%
*   Citrix Systems, Inc.                                           102,395   8,683,096       0.1%
#*  Clearfield, Inc.                                                 8,284     138,757       0.0%
#   Cognex Corp.                                                    88,028   4,542,245       0.0%
*   Cognizant Technology Solutions Corp. Class A                   239,598  12,303,357       0.1%
*   Coherent, Inc.                                                  41,073   4,276,521       0.0%
    Cohu, Inc.                                                      34,977     391,393       0.0%
*   CommerceHub, Inc. Series A                                      12,974     194,869       0.0%
*   CommerceHub, Inc. Series C                                      25,949     390,532       0.0%
*   CommScope Holding Co., Inc.                                    244,819   7,479,220       0.1%
    Communications Systems, Inc.                                     7,990      34,916       0.0%
    Computer Sciences Corp.                                        207,052  11,273,981       0.1%
    Computer Task Group, Inc.                                       12,978      56,584       0.0%
    Comtech Telecommunications Corp.                                25,321     263,338       0.0%
    Concurrent Computer Corp.                                        5,951      36,777       0.0%
#   Convergys Corp.                                                123,073   3,593,732       0.0%
*   CoreLogic, Inc.                                                137,072   5,833,784       0.0%
    Corning, Inc.                                                  511,763  11,622,138       0.1%
#*  CoStar Group, Inc.                                              14,448   2,703,510       0.0%
*   Covisint Corp.                                                  25,089      56,450       0.0%
#*  Cray, Inc.                                                      45,110     938,288       0.0%
*   Cree, Inc.                                                     126,130   2,812,699       0.0%
#   CSG Systems International, Inc.                                 63,508   2,415,209       0.0%
    CSP, Inc.                                                          709       7,367       0.0%
    CSRA, Inc.                                                     207,156   5,197,544       0.0%
#   CTS Corp.                                                       30,923     562,799       0.0%
*   CyberOptics Corp.                                                4,778     115,389       0.0%
#   Cypress Semiconductor Corp.                                    438,035   4,367,209       0.0%
#   Daktronics, Inc.                                                70,475     588,466       0.0%
*   Datalink Corp.                                                  36,252     343,669       0.0%
*   Dell Technologies, Inc.--VMware, Inc. Class V                  106,429   5,224,600       0.0%
*   Demand Media, Inc.                                              41,223     239,093       0.0%
*   DHI Group, Inc.                                                120,463     686,639       0.0%
#   Diebold, Inc.                                                  107,175   2,336,415       0.0%
*   Digi International, Inc.                                        23,359     213,735       0.0%
*   Diodes, Inc.                                                    62,267   1,289,550       0.0%
    Dolby Laboratories, Inc. Class A                                85,342   4,061,426       0.0%
*   DSP Group, Inc.                                                 19,935     217,292       0.0%
    DST Systems, Inc.                                               62,706   6,029,809       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    DTS, Inc.                                                     27,255 $ 1,154,249       0.0%
    EarthLink Holdings Corp.                                     197,355   1,128,871       0.0%
*   eBay, Inc.                                                   578,040  16,479,920       0.1%
#   Ebix, Inc.                                                    29,226   1,636,656       0.0%
*   EchoStar Corp. Class A                                        71,708   3,351,632       0.0%
*   Edgewater Technology, Inc.                                     5,900      48,085       0.0%
*   Electro Scientific Industries, Inc.                           28,051     145,304       0.0%
*   Electronic Arts, Inc.                                        180,505  14,173,253       0.1%
#*  Electronics for Imaging, Inc.                                 62,254   2,647,663       0.0%
#*  Ellie Mae, Inc.                                               20,725   2,194,570       0.0%
*   eMagin Corp.                                                   9,611      24,028       0.0%
#   Emcore Corp.                                                  38,852     254,481       0.0%
#*  EnerNOC, Inc.                                                 46,525     241,930       0.0%
*   Entegris, Inc.                                               213,908   3,401,137       0.0%
#*  Envestnet, Inc.                                               19,414     686,285       0.0%
#*  EPAM Systems, Inc.                                            49,082   3,159,408       0.0%
*   ePlus, Inc.                                                    6,933     634,716       0.0%
*   Euronet Worldwide, Inc.                                       75,353   5,994,331       0.1%
*   Everi Holdings, Inc.                                         114,549     230,243       0.0%
*   Exar Corp.                                                    62,746     565,969       0.0%
*   ExlService Holdings, Inc.                                     40,660   1,790,260       0.0%
*   Extreme Networks, Inc.                                        87,771     369,516       0.0%
*   F5 Networks, Inc.                                             47,736   6,597,593       0.1%
*   Fabrinet                                                      55,996   2,125,608       0.0%
*   Facebook, Inc. Class A                                       724,263  94,871,210       0.6%
    Fair Isaac Corp.                                              50,896   6,142,129       0.1%
#*  FalconStor Software, Inc.                                     21,742      15,437       0.0%
*   FARO Technologies, Inc.                                       18,410     617,655       0.0%
    Fidelity National Information Services, Inc.                 190,555  14,085,826       0.1%
*   Finisar Corp.                                                206,293   5,648,302       0.0%
#*  FireEye, Inc.                                                 93,040   1,081,125       0.0%
#*  First Solar, Inc.                                            138,226   5,596,771       0.0%
*   Fiserv, Inc.                                                 159,078  15,666,001       0.1%
#*  Fitbit, Inc. Class A                                         129,751   1,720,498       0.0%
*   FleetCor Technologies, Inc.                                   70,191  12,304,482       0.1%
*   Flex, Ltd.                                                   888,408  12,606,510       0.1%
    FLIR Systems, Inc.                                           211,365   6,958,136       0.1%
*   FormFactor, Inc.                                              98,858     887,251       0.0%
    Forrester Research, Inc.                                      21,825     812,981       0.0%
*   Fortinet, Inc.                                                50,800   1,628,648       0.0%
*   Frequency Electronics, Inc.                                    5,169      46,986       0.0%
*   Gartner, Inc.                                                 58,481   5,031,705       0.0%
*   Genpact, Ltd.                                                267,961   6,160,423       0.1%
*   GigPeak, Inc.                                                  1,174       2,782       0.0%
    Global Payments, Inc.                                        214,589  15,561,994       0.1%
    GlobalSCAPE, Inc.                                              7,843      28,549       0.0%
*   Globant SA                                                     7,855     341,692       0.0%
#*  Glu Mobile, Inc.                                              17,431      34,513       0.0%
#*  GoDaddy, Inc. Class A                                         13,826     494,833       0.0%
#*  Great Elm Capital Group, Inc.                                  1,727       6,390       0.0%
#*  GrubHub, Inc.                                                 68,176   2,598,187       0.0%
*   GSE Systems, Inc.                                             10,738      31,140       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   GSI Technology, Inc.                                            16,182 $     85,441       0.0%
#*  GTT Communications, Inc.                                        97,319    2,189,677       0.0%
#*  Guidewire Software, Inc.                                        48,049    2,760,415       0.0%
    Hackett Group, Inc. (The)                                       54,608      880,281       0.0%
#*  Harmonic, Inc.                                                 161,963      826,011       0.0%
    Harris Corp.                                                   101,659    9,068,999       0.1%
    Hewlett Packard Enterprise Co.                               1,235,097   27,752,630       0.2%
    HP, Inc.                                                     1,061,481   15,380,860       0.1%
    IAC/InterActiveCorp                                             99,796    6,430,854       0.1%
#*  ID Systems, Inc.                                                 7,118       35,732       0.0%
#*  Identiv, Inc.                                                    2,956        6,178       0.0%
*   IEC Electronics Corp.                                            5,002       18,007       0.0%
*   II-VI, Inc.                                                     84,237    2,341,789       0.0%
*   Imation Corp.                                                   27,305       14,491       0.0%
#*  Immersion Corp.                                                  9,931       81,037       0.0%
#*  Infinera Corp.                                                  91,317      712,273       0.0%
    Ingram Micro, Inc. Class A                                     188,838    7,024,774       0.1%
*   Innodata, Inc.                                                  13,032       31,928       0.0%
*   Insight Enterprises, Inc.                                       58,204    1,675,693       0.0%
*   Integrated Device Technology, Inc.                             185,692    3,845,681       0.0%
    Intel Corp.                                                  3,555,626  123,984,679       0.8%
    InterDigital, Inc.                                              67,159    4,744,783       0.0%
*   Internap Corp.                                                  96,861      121,076       0.0%
#   International Business Machines Corp.                          550,964   84,677,657       0.6%
    Intersil Corp. Class A                                         162,972    3,598,422       0.0%
*   inTEST Corp.                                                     1,100        4,565       0.0%
*   Intevac, Inc.                                                   16,827       96,755       0.0%
*   IntraLinks Holdings, Inc.                                       73,541      674,371       0.0%
*   IntriCon Corp.                                                   2,604       15,754       0.0%
    Intuit, Inc.                                                   142,430   15,487,838       0.1%
*   Inuvo, Inc.                                                        773          843       0.0%
*   InvenSense, Inc.                                                 3,374       25,811       0.0%
#*  IPG Photonics Corp.                                             74,604    7,237,334       0.1%
*   Iteris, Inc.                                                     3,700       12,617       0.0%
*   Itron, Inc.                                                     55,666    3,000,397       0.0%
*   Ixia                                                            92,014    1,099,567       0.0%
    IXYS Corp.                                                      48,620      515,372       0.0%
#   j2 Global, Inc.                                                 84,554    6,016,017       0.1%
#   Jabil Circuit, Inc.                                            395,707    8,444,387       0.1%
    Jack Henry & Associates, Inc.                                   98,425    7,974,393       0.1%
    Juniper Networks, Inc.                                         328,585    8,654,929       0.1%
#*  Kemet Corp.                                                     43,819      155,996       0.0%
*   Key Tronic Corp.                                                 8,234       63,566       0.0%
*   Keysight Technologies, Inc.                                    253,992    8,330,938       0.1%
*   Kimball Electronics, Inc.                                       23,751      330,139       0.0%
    KLA-Tencor Corp.                                               144,648   10,864,511       0.1%
#*  Knowles Corp.                                                   65,835      983,575       0.0%
#*  Kopin Corp.                                                     52,846      110,448       0.0%
*   Kulicke & Soffa Industries, Inc.                               139,794    1,850,873       0.0%
*   KVH Industries, Inc.                                            14,698      116,849       0.0%
    Lam Research Corp.                                             154,571   14,971,747       0.1%
#*  Lattice Semiconductor Corp.                                    158,683      963,206       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
    Leidos Holdings, Inc.                                          224,690 $  9,340,363       0.1%
    Lexmark International, Inc. Class A                             99,929    3,966,182       0.0%
*   LGL Group, Inc. (The)                                              964        4,073       0.0%
*   Limelight Networks, Inc.                                       102,679      182,769       0.0%
    Linear Technology Corp.                                        165,351    9,930,981       0.1%
*   LinkedIn Corp. Class A                                          18,979    3,598,418       0.0%
*   Lionbridge Technologies, Inc.                                   82,872      400,272       0.0%
*   Liquidity Services, Inc.                                        16,992      150,379       0.0%
    Littelfuse, Inc.                                                26,932    3,757,014       0.0%
    LogMeIn, Inc.                                                   15,670    1,488,650       0.0%
*   Lumentum Holdings, Inc.                                         49,609    1,666,862       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                       60,692    2,231,038       0.0%
#*  Magnachip Semiconductor Corp.                                   38,971      241,620       0.0%
*   Manhattan Associates, Inc.                                      90,379    4,576,793       0.0%
    ManTech International Corp. Class A                             44,525    1,728,906       0.0%
*   Marchex, Inc. Class B                                           18,835       47,464       0.0%
    Marvell Technology Group, Ltd.                                 431,395    5,621,077       0.0%
    Mastercard, Inc. Class A                                       586,074   62,721,639       0.4%
    Maxim Integrated Products, Inc.                                117,295    4,648,401       0.0%
#   MAXIMUS, Inc.                                                  113,003    5,882,936       0.1%
*   MaxLinear, Inc. Class A                                         54,761    1,024,578       0.0%
*   Maxwell Technologies, Inc.                                      30,742      148,791       0.0%
#*  MeetMe, Inc.                                                    45,746      223,698       0.0%
    Mentor Graphics Corp.                                          177,377    5,126,195       0.0%
#   Mesa Laboratories, Inc.                                          2,856      360,541       0.0%
    Methode Electronics, Inc.                                       61,191    1,909,159       0.0%
#   Microchip Technology, Inc.                                     166,467   10,079,577       0.1%
*   Micron Technology, Inc.                                      1,291,849   22,168,129       0.2%
#*  Microsemi Corp.                                                153,987    6,487,472       0.1%
    Microsoft Corp.                                              3,909,747  234,272,040       1.6%
*   MicroStrategy, Inc. Class A                                     15,600    3,039,036       0.0%
    MKS Instruments, Inc.                                           82,445    4,159,350       0.0%
    MOCON, Inc.                                                      3,434       53,055       0.0%
#*  ModusLink Global Solutions, Inc.                                50,605       68,823       0.0%
*   MoneyGram International, Inc.                                   45,442      318,548       0.0%
    Monolithic Power Systems, Inc.                                  27,993    2,206,128       0.0%
    Monotype Imaging Holdings, Inc.                                 42,607      813,794       0.0%
    Motorola Solutions, Inc.                                        91,493    6,640,562       0.1%
#   MTS Systems Corp.                                               19,564      930,268       0.0%
*   Nanometrics, Inc.                                               30,468      636,477       0.0%
*   NAPCO Security Technologies, Inc.                                8,159       57,113       0.0%
#   National Instruments Corp.                                     140,274    3,940,297       0.0%
    NCI, Inc. Class A                                                5,908       69,419       0.0%
*   NCR Corp.                                                      246,606    8,643,540       0.1%
#*  NeoPhotonics Corp.                                              64,375      901,250       0.0%
    NetApp, Inc.                                                   297,563   10,099,288       0.1%
#*  NETGEAR, Inc.                                                   56,032    2,829,616       0.0%
#*  Netscout Systems, Inc.                                          93,728    2,572,834       0.0%
#*  NetSuite, Inc.                                                  16,779    1,562,460       0.0%
#*  NeuStar, Inc. Class A                                           51,089    1,146,948       0.0%
    NIC, Inc.                                                       76,160    1,747,872       0.0%
*   Novanta, Inc.                                                   38,317      668,632       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
#*  Novatel Wireless, Inc.                                          23,600 $    61,832       0.0%
*   Nuance Communications, Inc.                                    400,464   5,614,505       0.0%
#*  Numerex Corp. Class A                                            7,300      51,903       0.0%
    NVE Corp.                                                          760      42,765       0.0%
#   NVIDIA Corp.                                                   374,667  26,661,304       0.2%
*   Oclaro, Inc.                                                   119,319     872,222       0.0%
*   ON Semiconductor Corp.                                         832,778   9,718,519       0.1%
#*  Onvia, Inc.                                                        442       2,210       0.0%
    Optical Cable Corp.                                              3,696      10,164       0.0%
    Oracle Corp.                                                 1,433,762  55,085,136       0.4%
#*  OSI Systems, Inc.                                               28,861   2,024,022       0.0%
#*  Palo Alto Networks, Inc.                                        23,400   3,599,622       0.0%
*   Pandora Media, Inc.                                            130,117   1,474,226       0.0%
*   PAR Technology Corp.                                             8,654      47,943       0.0%
    Park Electrochemical Corp.                                      18,914     291,843       0.0%
#   Paychex, Inc.                                                  261,314  14,424,533       0.1%
#*  Paycom Software, Inc.                                           62,890   3,253,300       0.0%
*   PayPal Holdings, Inc.                                          377,863  15,741,773       0.1%
    PC Connection, Inc.                                             26,879     623,862       0.0%
    PC-Tel, Inc.                                                    13,527      68,717       0.0%
*   PCM, Inc.                                                        8,738     185,246       0.0%
*   PDF Solutions, Inc.                                             35,964     710,289       0.0%
    Pegasystems, Inc.                                               97,633   3,016,860       0.0%
*   Perceptron, Inc.                                                 7,250      44,841       0.0%
*   Perficient, Inc.                                                52,101     969,600       0.0%
*   PFSweb, Inc.                                                    23,457     169,360       0.0%
*   Photronics, Inc.                                                84,665     821,250       0.0%
    Plantronics, Inc.                                               52,203   2,699,417       0.0%
*   Plexus Corp.                                                    51,592   2,363,430       0.0%
    Power Integrations, Inc.                                        29,583   1,906,624       0.0%
*   PRGX Global, Inc.                                               24,971     113,618       0.0%
*   Progress Software Corp.                                         70,885   1,907,515       0.0%
#*  Proofpoint, Inc.                                                10,740     841,801       0.0%
*   PTC, Inc.                                                       87,405   4,146,493       0.0%
    QAD, Inc. Class A                                               14,038     337,614       0.0%
    QAD, Inc. Class B                                                1,959      41,394       0.0%
#*  Qorvo, Inc.                                                     91,773   5,107,167       0.0%
    QUALCOMM, Inc.                                                 905,277  62,210,635       0.4%
*   Qualys, Inc.                                                    31,275   1,164,994       0.0%
#*  QuinStreet, Inc.                                                33,721      97,791       0.0%
*   Qumu Corp.                                                       6,460      19,768       0.0%
*   Rackspace Hosting, Inc.                                        213,574   6,821,554       0.1%
*   Radisys Corp.                                                   20,449      85,272       0.0%
#*  Rambus, Inc.                                                   158,807   1,935,857       0.0%
#*  RealNetworks, Inc.                                             129,142     575,973       0.0%
*   RealPage, Inc.                                                   4,432     120,550       0.0%
*   Red Hat, Inc.                                                   94,876   7,348,146       0.1%
#   Reis, Inc.                                                       6,081     119,492       0.0%
    RELM Wireless Corp.                                              1,238       6,438       0.0%
*   RetailMeNot, Inc.                                                2,598      23,512       0.0%
#   RF Industries, Ltd.                                              4,931       8,629       0.0%
    Richardson Electronics, Ltd.                                     9,355      58,469       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   Rightside Group, Ltd.                                          8,535 $    71,779       0.0%
*   Rofin-Sinar Technologies, Inc.                                40,027   1,302,879       0.0%
*   Rogers Corp.                                                  25,253   1,374,521       0.0%
*   Rosetta Stone, Inc.                                           20,764     147,840       0.0%
*   Rubicon Project, Inc. (The)                                   15,761     120,729       0.0%
*   Rudolph Technologies, Inc.                                    67,409   1,220,103       0.0%
#   Sabre Corp.                                                  200,282   5,173,284       0.0%
*   salesforce.com, Inc.                                         129,694   9,747,801       0.1%
*   Sanmina Corp.                                                140,657   3,889,166       0.0%
*   ScanSource, Inc.                                              42,666   1,493,310       0.0%
    Science Applications International Corp.                      88,695   6,111,972       0.1%
*   Seachange International, Inc.                                 67,724     178,114       0.0%
#   Seagate Technology P.L.C.                                    251,975   8,645,262       0.1%
*   Semtech Corp.                                                 83,669   2,024,790       0.0%
#*  ServiceNow, Inc.                                              38,963   3,425,237       0.0%
#*  ServiceSource International, Inc.                             21,415     101,721       0.0%
*   Sevcon, Inc.                                                     613       5,483       0.0%
*   ShoreTel, Inc.                                                78,798     524,007       0.0%
*   Shutterstock, Inc.                                            14,654     864,439       0.0%
*   Sigma Designs, Inc.                                           46,102     336,545       0.0%
#*  Silicon Graphics International Corp.                           6,402      49,616       0.0%
*   Silicon Laboratories, Inc.                                    52,367   3,139,402       0.0%
*   Silver Spring Networks, Inc.                                  35,066     493,028       0.0%
#   Skyworks Solutions, Inc.                                     189,396  14,572,128       0.1%
*   SMTC Corp.                                                    10,077      15,015       0.0%
#*  SolarEdge Technologies, Inc.                                   5,408      74,090       0.0%
*   Sonus Networks, Inc.                                          99,216     574,461       0.0%
#*  Splunk, Inc.                                                  34,943   2,103,219       0.0%
#   SS&C Technologies Holdings, Inc.                             194,278   6,203,297       0.1%
#*  Stamps.com, Inc.                                              13,952   1,361,018       0.0%
*   StarTek, Inc.                                                  8,170      54,739       0.0%
*   Stratasys, Ltd.                                               51,731     989,097       0.0%
#*  SunPower Corp.                                               157,758   1,142,168       0.0%
*   Super Micro Computer, Inc.                                    73,455   1,740,883       0.0%
*   Sykes Enterprises, Inc.                                       67,672   1,809,549       0.0%
    Symantec Corp.                                               552,481  13,828,599       0.1%
#*  Synaptics, Inc.                                               61,193   3,189,379       0.0%
*   Synchronoss Technologies, Inc.                                69,099   2,536,624       0.0%
    SYNNEX Corp.                                                  76,698   7,864,613       0.1%
*   Synopsys, Inc.                                               132,108   7,835,325       0.1%
#   Syntel, Inc.                                                 102,098   2,052,170       0.0%
    Systemax, Inc.                                                27,440     215,404       0.0%
#*  Tableau Software, Inc. Class A                                38,523   1,851,030       0.0%
#*  Take-Two Interactive Software, Inc.                          155,298   6,893,678       0.1%
#*  Tangoe, Inc.                                                   6,869      58,936       0.0%
    TE Connectivity, Ltd.                                        214,985  13,516,107       0.1%
*   Tech Data Corp.                                               60,394   4,651,546       0.0%
*   TechTarget, Inc.                                                 800       6,464       0.0%
*   Telenav, Inc.                                                 57,056     310,955       0.0%
    TeleTech Holdings, Inc.                                       61,707   1,733,967       0.0%
#*  Teradata Corp.                                               219,834   5,926,725       0.1%
    Teradyne, Inc.                                               319,883   7,450,075       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Tessco Technologies, Inc.                                      6,747 $    78,603       0.0%
#   Tessera Technologies, Inc.                                    86,195   3,197,834       0.0%
    Texas Instruments, Inc.                                      556,753  39,445,950       0.3%
*   TiVo Corp.                                                   199,412   3,958,328       0.0%
    Total System Services, Inc.                                  176,094   8,783,569       0.1%
    TransAct Technologies, Inc.                                    5,192      37,382       0.0%
    Travelport Worldwide, Ltd.                                   163,518   2,308,874       0.0%
*   Travelzoo, Inc.                                                2,163      22,063       0.0%
#*  Trimble, Inc.                                                240,128   6,637,138       0.1%
*   Trio-Tech International                                        1,525       4,972       0.0%
*   TSR, Inc.                                                        210       1,250       0.0%
#*  TTM Technologies, Inc.                                       167,478   2,202,336       0.0%
#*  Twitter, Inc.                                                397,229   7,130,261       0.1%
#*  Tyler Technologies, Inc.                                      25,825   4,142,330       0.0%
*   Ubiquiti Networks, Inc.                                      104,734   5,491,204       0.0%
#*  Ultimate Software Group, Inc. (The)                           21,658   4,569,621       0.0%
*   Ultra Clean Holdings, Inc.                                    28,227     239,930       0.0%
*   Ultratech, Inc.                                               57,260   1,219,065       0.0%
#*  Unisys Corp.                                                  67,045     700,620       0.0%
#*  Universal Display Corp.                                       48,469   2,505,847       0.0%
*   Universal Security Instruments, Inc.                           1,135       3,944       0.0%
*   USA Technologies, Inc.                                        15,296      68,832       0.0%
*   Vantiv, Inc. Class A                                         159,537   9,310,579       0.1%
*   VASCO Data Security International, Inc.                       19,868     273,185       0.0%
#*  Veeco Instruments, Inc.                                       64,994   1,410,370       0.0%
*   VeriFone Systems, Inc.                                       150,191   2,324,957       0.0%
*   Verint Systems, Inc.                                          50,037   1,801,332       0.0%
#*  VeriSign, Inc.                                                58,937   4,951,887       0.0%
*   Versum Materials, Inc.                                        50,899   1,155,407       0.0%
#*  ViaSat, Inc.                                                  74,869   5,290,244       0.0%
#*  Viavi Solutions, Inc.                                        291,852   2,077,986       0.0%
#*  Virtusa Corp.                                                 30,573     579,053       0.0%
#   Visa, Inc. Class A                                           980,278  80,882,738       0.6%
#   Vishay Intertechnology, Inc.                                 174,612   2,462,029       0.0%
#*  Vishay Precision Group, Inc.                                  12,209     191,681       0.0%
#*  VMware, Inc. Class A                                          21,646   1,701,376       0.0%
    Wayside Technology Group, Inc.                                 2,300      40,250       0.0%
*   Web.com Group, Inc.                                           99,706   1,605,267       0.0%
#*  WebMD Health Corp.                                            47,294   2,323,554       0.0%
*   Westell Technologies, Inc. Class A                            44,422      21,323       0.0%
#   Western Digital Corp.                                        221,924  12,969,239       0.1%
#   Western Union Co. (The)                                      409,314   8,214,932       0.1%
#*  WEX, Inc.                                                     60,816   6,635,026       0.1%
*   Wireless Telecom Group, Inc.                                   3,316       5,040       0.0%
#*  Workday, Inc. Class A                                         27,079   2,347,208       0.0%
*   Xcerra Corp.                                                  51,972     286,366       0.0%
    Xerox Corp.                                                  816,675   7,978,915       0.1%
    Xilinx, Inc.                                                 188,062   9,566,714       0.1%
*   XO Group, Inc.                                                37,879     696,974       0.0%
*   Yahoo!, Inc.                                                 407,746  16,941,846       0.1%
*   Yelp, Inc.                                                    18,262     596,437       0.0%
#*  Zebra Technologies Corp. Class A                              66,975   4,409,634       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Information Technology -- (Continued)
*   Zedge, Inc. Class B                                             13,473 $       39,341       0.0%
#*  Zillow Group, Inc. Class A                                      65,799      2,173,341       0.0%
#*  Zillow Group, Inc. Class C                                      76,326      2,546,235       0.0%
*   Zix Corp.                                                       61,620        250,793       0.0%
*   Zynga, Inc. Class A                                          1,017,020      2,857,826       0.0%
                                                                           --------------      ----
Total Information Technology                                                2,957,495,579      19.8%
                                                                           --------------      ----
Materials -- (4.1%)
#   A Schulman, Inc.                                                40,936      1,176,910       0.0%
#*  A. M. Castle & Co.                                              20,061          9,629       0.0%
*   AdvanSix, Inc.                                                  14,719        234,915       0.0%
#   AEP Industries, Inc.                                            11,743      1,286,446       0.0%
    Air Products & Chemicals, Inc.                                 101,798     13,581,889       0.1%
#*  AK Steel Holding Corp.                                          99,561        517,717       0.0%
    Albemarle Corp.                                                141,818     11,848,894       0.1%
#   Allegheny Technologies, Inc.                                   119,782      1,633,826       0.0%
*   American Biltrite, Inc.                                             17          3,910       0.0%
    American Vanguard Corp.                                         47,804        726,621       0.0%
#   Ampco-Pittsburgh Corp.                                           7,591         81,983       0.0%
#   AptarGroup, Inc.                                               100,913      7,209,225       0.1%
    Ashland Global Holdings, Inc.                                   67,648      7,558,311       0.1%
    Avery Dennison Corp.                                           121,392      8,471,948       0.1%
#*  Axalta Coating Systems, Ltd.                                   205,194      5,154,473       0.0%
#   Balchem Corp.                                                   43,092      3,270,683       0.0%
#   Ball Corp.                                                     110,454      8,512,690       0.1%
#   Bemis Co., Inc.                                                164,233      8,001,432       0.1%
*   Berry Plastics Group, Inc.                                     144,762      6,333,337       0.1%
*   Boise Cascade Co.                                               66,843      1,286,728       0.0%
    Cabot Corp.                                                     75,543      3,938,812       0.0%
    Calgon Carbon Corp.                                             77,833      1,229,761       0.0%
    Carpenter Technology Corp.                                      68,894      2,177,739       0.0%
    Celanese Corp. Series A                                        138,390     10,091,399       0.1%
*   Century Aluminum Co.                                           104,407        763,215       0.0%
#   CF Industries Holdings, Inc.                                   324,429      7,789,540       0.1%
    Chase Corp.                                                     10,919        746,314       0.0%
    Chemours Co. (The)                                              77,495      1,273,243       0.0%
*   Chemtura Corp.                                                 112,089      3,676,519       0.0%
*   Clearwater Paper Corp.                                          30,727      1,631,604       0.0%
#*  Cliffs Natural Resources, Inc.                                 181,807      1,003,575       0.0%
#*  Codexis, Inc.                                                    5,607         28,315       0.0%
*   Coeur Mining, Inc.                                             182,225      2,037,276       0.0%
    Commercial Metals Co.                                          196,558      3,087,926       0.0%
#   Compass Minerals International, Inc.                            63,428      4,557,302       0.0%
#*  Contango ORE, Inc.                                                 833         12,912       0.0%
*   Core Molding Technologies, Inc.                                 12,521        218,116       0.0%
*   Crown Holdings, Inc.                                           113,384      6,151,082       0.1%
#   Deltic Timber Corp.                                              9,467        531,856       0.0%
    Domtar Corp.                                                   108,796      3,911,216       0.0%
    Dow Chemical Co. (The)                                         592,463     31,880,434       0.2%
#   Eagle Materials, Inc.                                           75,920      6,147,242       0.1%
    Eastman Chemical Co.                                           220,101     15,827,463       0.1%
    Ecolab, Inc.                                                   118,239     13,499,347       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    EI du Pont de Nemours & Co.                                    376,704 $25,913,468       0.2%
*   Ferro Corp.                                                    143,170   1,855,483       0.0%
    Ferroglobe P.L.C.                                               80,632     745,846       0.0%
#*  Flotek Industries, Inc.                                         48,593     572,426       0.0%
#   FMC Corp.                                                       83,565   3,918,363       0.0%
    Freeport-McMoRan, Inc.                                       1,329,210  14,860,568       0.1%
    Friedman Industries, Inc.                                        5,521      28,212       0.0%
    FutureFuel Corp.                                                42,155     462,019       0.0%
*   GCP Applied Technologies, Inc.                                  69,182   1,788,355       0.0%
    Graphic Packaging Holding Co.                                  671,911   8,398,887       0.1%
#   Greif, Inc. Class A                                             45,999   2,155,513       0.0%
    Greif, Inc. Class B                                             14,528     846,256       0.0%
*   Handy & Harman, Ltd.                                               900      17,235       0.0%
    Hawkins, Inc.                                                   13,707     553,077       0.0%
    Haynes International, Inc.                                      16,009     515,010       0.0%
    HB Fuller Co.                                                   84,782   3,566,779       0.0%
*   Headwaters, Inc.                                               163,487   2,681,187       0.0%
    Hecla Mining Co.                                               673,969   4,037,074       0.0%
    Huntsman Corp.                                                 525,493   8,907,106       0.1%
*   Ingevity Corp.                                                  42,078   1,742,029       0.0%
    Innophos Holdings, Inc.                                         32,939   1,509,924       0.0%
    Innospec, Inc.                                                  40,210   2,422,652       0.0%
#   International Flavors & Fragrances, Inc.                        53,798   7,035,702       0.1%
    International Paper Co.                                        608,929  27,420,073       0.2%
#*  Intrepid Potash, Inc.                                           65,369      67,984       0.0%
    Kaiser Aluminum Corp.                                           20,375   1,476,984       0.0%
    KapStone Paper and Packaging Corp.                             182,174   3,304,636       0.0%
    KMG Chemicals, Inc.                                             15,845     430,033       0.0%
*   Koppers Holdings, Inc.                                          42,796   1,401,569       0.0%
*   Kraton Corp.                                                    59,290   1,519,603       0.0%
    Kronos Worldwide, Inc.                                          56,104     431,440       0.0%
*   Louisiana-Pacific Corp.                                        183,986   3,376,143       0.0%
#*  LSB Industries, Inc.                                            47,327     250,360       0.0%
    LyondellBasell Industries NV Class A                           223,952  17,815,382       0.1%
    Martin Marietta Materials, Inc.                                 58,523  10,848,994       0.1%
    Materion Corp.                                                  41,660   1,262,298       0.0%
#   McEwen Mining, Inc.                                            136,545     443,771       0.0%
    Mercer International, Inc.                                      78,872     623,089       0.0%
#   Minerals Technologies, Inc.                                     57,602   3,870,854       0.0%
    Monsanto Co.                                                   249,633  25,155,517       0.2%
#   Mosaic Co. (The)                                               273,764   6,441,667       0.1%
    Myers Industries, Inc.                                          61,318     738,882       0.0%
    Neenah Paper, Inc.                                              28,338   2,264,206       0.0%
#   NewMarket Corp.                                                 15,043   6,030,889       0.0%
    Newmont Mining Corp.                                           445,947  16,517,877       0.1%
*   Northern Technologies International Corp.                        2,180      30,302       0.0%
    Nucor Corp.                                                    313,508  15,314,866       0.1%
#   Olin Corp.                                                     388,082   8,510,638       0.1%
    Olympic Steel, Inc.                                             21,508     496,620       0.0%
*   OMNOVA Solutions, Inc.                                          55,401     421,048       0.0%
#*  Owens-Illinois, Inc.                                           300,040   5,790,772       0.0%
    Packaging Corp. of America                                     174,117  14,364,652       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                         ------- ------------ ---------------
Materials -- (Continued)
            PH Glatfelter Co.                                             59,990 $  1,332,978       0.0%
#*          Platform Specialty Products Corp.                            245,807    1,791,933       0.0%
            PolyOne Corp.                                                140,825    4,116,315       0.0%
            PPG Industries, Inc.                                         131,820   12,276,397       0.1%
            Praxair, Inc.                                                174,232   20,395,598       0.1%
#           Quaker Chemical Corp.                                         18,972    2,039,490       0.0%
            Rayonier Advanced Materials, Inc.                             40,029      517,575       0.0%
            Reliance Steel & Aluminum Co.                                113,313    7,793,668       0.1%
#*          Rentech, Inc.                                                 15,356       37,008       0.0%
#*          Resolute Forest Products, Inc.                                 8,001       38,005       0.0%
#           Royal Gold, Inc.                                              87,653    6,032,279       0.0%
            RPM International, Inc.                                      148,917    7,079,514       0.1%
*           Ryerson Holding Corp.                                         18,613      190,783       0.0%
            Schnitzer Steel Industries, Inc. Class A                      45,683    1,103,244       0.0%
            Schweitzer-Mauduit International, Inc.                        47,885    1,767,435       0.0%
#           Scotts Miracle-Gro Co. (The) Class A                         122,573   10,797,456       0.1%
            Sealed Air Corp.                                             162,778    7,427,560       0.1%
            Sensient Technologies Corp.                                   57,491    4,283,654       0.0%
            Sherwin-Williams Co. (The)                                    46,388   11,358,566       0.1%
            Silgan Holdings, Inc.                                        113,292    5,772,227       0.0%
            Sonoco Products Co.                                          176,782    8,890,367       0.1%
            Southern Copper Corp.                                         72,934    2,070,596       0.0%
            Steel Dynamics, Inc.                                         275,038    7,552,543       0.1%
            Stepan Co.                                                    36,535    2,595,081       0.0%
*           Stillwater Mining Co.                                        201,344    2,681,902       0.0%
            SunCoke Energy, Inc.                                         101,841    1,039,797       0.0%
#           Synalloy Corp.                                                 4,755       48,977       0.0%
#*          TimkenSteel Corp.                                             70,828      725,987       0.0%
*           Trecora Resources                                             15,645      160,361       0.0%
            Tredegar Corp.                                                17,611      325,804       0.0%
            Trinseo SA                                                    95,205    4,993,502       0.0%
            Tronox, Ltd. Class A                                          74,433      602,907       0.0%
            United States Lime & Minerals, Inc.                            4,011      263,884       0.0%
#           United States Steel Corp.                                    218,699    4,229,639       0.0%
*           Universal Stainless & Alloy Products, Inc.                     5,675       59,588       0.0%
#*          US Concrete, Inc.                                             38,889    1,940,561       0.0%
#           Valhi, Inc.                                                   66,024      129,407       0.0%
            Valspar Corp. (The)                                           66,904    6,663,638       0.1%
            Vulcan Materials Co.                                         108,256   12,254,579       0.1%
            Westlake Chemical Corp.                                      108,968    5,643,453       0.0%
            WestRock Co.                                                 157,468    7,273,447       0.1%
#           Worthington Industries, Inc.                                  85,489    4,017,983       0.0%
            WR Grace & Co.                                                76,845    5,145,541       0.0%
                                                                                 ------------       ---
Total Materials                                                                   665,729,324       4.5%
                                                                                 ------------       ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                               405           --       0.0%
(degrees)#* Gerber Scientific, Inc. Escrow Shares                         15,579           --       0.0%
(degrees)*  Softbrands, Inc. Escrow Shares                                 3,200           --       0.0%
                                                                                 ------------       ---
Total Other                                                                                --       0.0%
                                                                                 ------------       ---

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Real Estate -- (0.2%)
           Alexander & Baldwin, Inc.                                       96,029 $  4,013,052       0.0%
#*         Altisource Asset Management Corp.                                  909       31,042       0.0%
#*         Altisource Portfolio Solutions SA                               24,863      640,222       0.0%
#*         AV Homes, Inc.                                                   8,825      140,759       0.0%
*          Capital Properties, Inc. Class A                                   600        7,125       0.0%
*          CBRE Group, Inc. Class A                                       299,643    7,718,804       0.1%
*          CKX Lands, Inc.                                                    743        8,136       0.0%
#          Consolidated-Tomoka Land Co.                                     6,784      343,745       0.0%
#*         Forestar Group, Inc.                                            72,592      798,512       0.0%
*          FRP Holdings, Inc.                                               4,712      149,842       0.0%
           Griffin Industrial Realty, Inc.                                  2,756       85,849       0.0%
           HFF, Inc. Class A                                               75,255    2,004,041       0.0%
#*         Howard Hughes Corp. (The)                                       52,196    5,732,687       0.1%
*          InterGroup Corp. (The)                                             200        4,500       0.0%
           Jones Lang LaSalle, Inc.                                        60,430    5,852,645       0.1%
           Kennedy-Wilson Holdings, Inc.                                  130,909    2,696,725       0.0%
*          Marcus & Millichap, Inc.                                        42,555      997,064       0.0%
*          Maui Land & Pineapple Co., Inc.                                  2,542       17,159       0.0%
           RE/MAX Holdings, Inc. Class A                                    9,145      397,350       0.0%
#          Realogy Holdings Corp.                                         199,858    4,574,750       0.0%
#*         St Joe Co. (The)                                                12,462      220,577       0.0%
*          Stratus Properties, Inc.                                         2,912       70,470       0.0%
*          Tejon Ranch Co.                                                 18,550      414,407       0.0%
*          Trinity Place Holdings, Inc.                                       892        8,617       0.0%
                                                                                  ------------       ---
Total Real Estate                                                                   36,928,080       0.3%
                                                                                  ------------       ---
Telecommunication Services -- (2.4%)
*          Alaska Communications Systems Group, Inc.                       30,523       49,447       0.0%
           AT&T, Inc.                                                   4,867,797  179,086,252       1.2%
           ATN International, Inc.                                         20,718    1,401,365       0.0%
#*         Boingo Wireless, Inc.                                           59,265      576,056       0.0%
#          CenturyLink, Inc.                                              831,497   22,101,190       0.2%
#*         Cincinnati Bell, Inc.                                           73,483    1,443,941       0.0%
#          Cogent Communications Holdings, Inc.                            81,278    2,999,158       0.0%
#          Consolidated Communications Holdings, Inc.                      97,416    2,331,165       0.0%
#*         FairPoint Communications, Inc.                                   9,361      146,032       0.0%
#          Frontier Communications Corp.                                  771,356    3,100,851       0.0%
#*         General Communication, Inc. Class A                             77,662    1,230,166       0.0%
           IDT Corp. Class B                                               41,019      733,830       0.0%
           Inteliquent, Inc.                                               76,898    1,291,117       0.0%
#*         Intelsat SA                                                      9,450       25,609       0.0%
#*         Iridium Communications, Inc.                                    57,785      470,948       0.0%
(degrees)* Leap Wireless International, Inc.                               51,554           --       0.0%
*          Level 3 Communications, Inc.                                   213,663   11,997,177       0.1%
*          Lumos Networks Corp.                                            24,438      347,264       0.0%
#*         ORBCOMM, Inc.                                                   89,471      798,976       0.0%
*          SBA Communications Corp. Class A                                76,978    8,720,068       0.1%
#          Shenandoah Telecommunications Co.                              105,144    2,775,802       0.0%
           Spok Holdings, Inc.                                             22,770      410,998       0.0%
#*         Sprint Corp.                                                   736,287    4,535,528       0.0%
#*         Straight Path Communications, Inc. Class B                       5,292      128,490       0.0%
*          T-Mobile US, Inc.                                              203,858   10,137,858       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Telecommunication Services -- (Continued)
    Telephone & Data Systems, Inc.                                 162,089 $  4,188,380       0.0%
*   United States Cellular Corp.                                    33,520    1,174,876       0.0%
    Verizon Communications, Inc.                                 2,600,726  125,094,921       0.9%
#*  Vonage Holdings Corp.                                          256,415    1,759,007       0.0%
    Windstream Holdings, Inc.                                      160,329    1,258,583       0.0%
*   Zayo Group Holdings, Inc.                                       94,839    3,051,919       0.0%
                                                                           ------------       ---
Total Telecommunication Services                                            393,366,974       2.6%
                                                                           ------------       ---
Utilities -- (2.8%)
    AES Corp.                                                      386,774    4,552,330       0.0%
    ALLETE, Inc.                                                    71,569    4,386,464       0.0%
    Alliant Energy Corp.                                           127,694    4,858,757       0.0%
    Ameren Corp.                                                   130,825    6,534,709       0.1%
    American Electric Power Co., Inc.                              202,641   13,139,242       0.1%
#   American States Water Co.                                       55,983    2,238,200       0.0%
    American Water Works Co., Inc.                                  97,956    7,252,662       0.1%
    Aqua America, Inc.                                             204,451    6,276,646       0.0%
    Artesian Resources Corp. Class A                                 6,342      178,971       0.0%
    Atmos Energy Corp.                                             111,975    8,329,820       0.1%
#   Avangrid, Inc.                                                  64,111    2,526,615       0.0%
#   Avista Corp.                                                    92,193    3,816,790       0.0%
#   Black Hills Corp.                                               76,548    4,734,494       0.0%
#   California Water Service Group                                  72,055    2,233,705       0.0%
*   Calpine Corp.                                                  596,441    7,097,648       0.1%
    CenterPoint Energy, Inc.                                       231,601    5,280,503       0.0%
    Chesapeake Utilities Corp.                                      22,302    1,428,443       0.0%
    CMS Energy Corp.                                               153,955    6,489,203       0.1%
    Connecticut Water Service, Inc.                                 19,211    1,000,317       0.0%
#   Consolidated Edison, Inc.                                      135,135   10,209,449       0.1%
#   Consolidated Water Co., Ltd.                                    12,219      136,853       0.0%
    Delta Natural Gas Co., Inc.                                      3,458       81,436       0.0%
#   Dominion Resources, Inc.                                       267,660   20,128,032       0.1%
    DTE Energy Co.                                                 101,805    9,774,298       0.1%
    Duke Energy Corp.                                              297,582   23,812,512       0.2%
#*  Dynegy, Inc.                                                   166,145    1,769,444       0.0%
    Edison International                                           132,848    9,761,671       0.1%
    El Paso Electric Co.                                            59,182    2,734,208       0.0%
    Empire District Electric Co. (The)                              57,328    1,962,337       0.0%
    Entergy Corp.                                                  100,405    7,397,840       0.1%
#   Eversource Energy                                              164,032    9,031,602       0.1%
    Exelon Corp.                                                   369,609   12,592,579       0.1%
    FirstEnergy Corp.                                              224,024    7,681,783       0.1%
    Fortis, Inc.                                                   154,425    5,072,861       0.0%
    Gas Natural, Inc.                                                3,269       40,372       0.0%
    Genie Energy, Ltd. Class B                                      16,745       87,241       0.0%
    Great Plains Energy, Inc.                                      213,824    6,081,155       0.0%
    Hawaiian Electric Industries, Inc.                              99,816    2,944,572       0.0%
    IDACORP, Inc.                                                   72,892    5,714,004       0.0%
#   MDU Resources Group, Inc.                                      281,438    7,376,490       0.1%
    MGE Energy, Inc.                                                49,585    2,898,243       0.0%
    Middlesex Water Co.                                             19,156      691,532       0.0%
#   National Fuel Gas Co.                                          122,649    6,424,355       0.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE+      OF NET ASSETS**
                                                                         ------- --------------- ---------------
Utilities -- (Continued)
            New Jersey Resources Corp.                                   121,326 $     4,119,018       0.0%
            NextEra Energy, Inc.                                         199,788      25,572,864       0.2%
            NiSource, Inc.                                               364,683       8,482,527       0.1%
#           Northwest Natural Gas Co.                                     41,376       2,432,909       0.0%
#           NorthWestern Corp.                                            67,192       3,866,900       0.0%
            NRG Energy, Inc.                                             431,054       4,582,104       0.0%
            NRG Yield, Inc. Class A                                       46,897         690,793       0.0%
#           NRG Yield, Inc. Class C                                       88,877       1,368,706       0.0%
#           OGE Energy Corp.                                             201,255       6,246,955       0.0%
            ONE Gas, Inc.                                                 76,390       4,681,179       0.0%
#           Ormat Technologies, Inc.                                      51,658       2,491,465       0.0%
            Otter Tail Corp.                                              51,959       1,867,926       0.0%
            Pattern Energy Group, Inc.                                   123,461       2,759,353       0.0%
            PG&E Corp.                                                   209,731      13,028,490       0.1%
            Pinnacle West Capital Corp.                                   62,138       4,730,566       0.0%
#           PNM Resources, Inc.                                          109,931       3,611,233       0.0%
            Portland General Electric Co.                                127,491       5,563,707       0.0%
            PPL Corp.                                                    254,619       8,743,616       0.1%
            Public Service Enterprise Group, Inc.                        188,124       7,916,258       0.1%
            RGC Resources, Inc.                                            1,530          37,638       0.0%
            SCANA Corp.                                                   74,382       5,456,664       0.0%
            Sempra Energy                                                 99,041      10,607,291       0.1%
            SJW Corp.                                                     29,979       1,520,835       0.0%
#           South Jersey Industries, Inc.                                110,412       3,273,716       0.0%
            Southern Co. (The)                                           420,960      21,708,907       0.2%
            Southwest Gas Corp.                                           67,576       4,896,557       0.0%
#           Spark Energy, Inc. Class A                                     9,350         226,270       0.0%
#           Spire, Inc.                                                   64,963       4,079,676       0.0%
#*          Talen Energy Corp.                                            72,820       1,014,383       0.0%
            UGI Corp.                                                    269,320      12,466,823       0.1%
            Unitil Corp.                                                  23,172         940,088       0.0%
#           Vectren Corp.                                                118,668       5,970,187       0.0%
            WEC Energy Group, Inc.                                       169,138      10,100,921       0.1%
            Westar Energy, Inc.                                          168,421       9,653,892       0.1%
            WGL Holdings, Inc.                                            69,031       4,353,785       0.0%
            Xcel Energy, Inc.                                            239,387       9,946,530       0.1%
#           York Water Co. (The)                                          13,020         411,432       0.0%
                                                                                 ---------------      ----
Total Utilities                                                                      466,182,552       3.1%
                                                                                 ---------------      ----
TOTAL COMMON STOCKS                                                               14,795,584,878      98.9%
                                                                                 ---------------      ----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares                                        666              --       0.0%
                                                                                 ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights                       988              --       0.0%
(degrees)*  Community Health Systems, Inc. Contingent Value Rights
              12/31/49                                                   216,226           1,838       0.0%
(degrees)   Dyax Corp. Contingent Value Rights                            53,451          59,331       0.0%
(degrees)#* Great Elm Capital Group, Inc. Rights 11/01/16                  1,727              74       0.0%
(degrees)#  Safeway Casa Ley Contingent Value Rights                     213,913         217,100       0.0%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                         SHARES        VALUE+      OF NET ASSETS**
                                                                       ----------- --------------- ---------------
(degrees) Safeway PDC, LLC Contingent Value Rights                         213,913 $        10,439        0.0%
                                                                                   ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                      288,782        0.0%
                                                                                   ---------------      -----

                                                                          FACE
                                                                         AMOUNT
                                                                         (000)
                                                                       -----------
BONDS -- (0.0%)
Financials -- (0.0%)
          Capital Properties, Inc., 5.000%                                     486             486        0.0%
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES                                                         14,795,874,146
                                                                                   ---------------

                                                                         SHARES
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
          State Street Institutional U.S. Government Money Market
            Fund, 0.260%                                               164,854,069     164,854,069        1.1%
                                                                                   ---------------      -----
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@      DFA Short Term Investment Fund                               122,384,250   1,416,230,536        9.5%
                                                                                   ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,906,896,966)                               $16,376,958,751      109.5%
                                                                                   ===============      =====

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------------
                                     LEVEL 1           LEVEL 2     LEVEL 3      TOTAL
                                ----------------    -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $  2,288,319,629    $          450   --    $ 2,288,320,079
   Consumer Staples                1,272,809,844                --   --      1,272,809,844
   Energy                            889,130,896                --   --        889,130,896
   Financials                      2,170,812,811                14   --      2,170,812,825
   Health Care                     1,680,792,103                --   --      1,680,792,103
   Industrials                     1,974,016,622                --   --      1,974,016,622
   Information Technology          2,957,495,579                --   --      2,957,495,579
   Materials                         665,729,324                --   --        665,729,324
   Other                                      --                --   --                 --
   Real Estate                        36,928,080                --   --         36,928,080
   Telecommunication Services        393,366,974                --   --        393,366,974
   Utilities                         466,182,552                --   --        466,182,552
Preferred Stocks
   Other                                      --                --   --                 --
Rights/Warrants                               --           288,782   --            288,782
Bonds
   Financials                                 --               486   --                486
Temporary Cash Investments           164,854,069                --   --        164,854,069
Securities Lending Collateral                 --     1,416,230,536   --      1,416,230,536
Futures Contracts**                   (3,223,874)               --   --         (3,223,874)
                                ----------------    --------------   --    ---------------
TOTAL                            $14,957,214,609    $1,416,520,268   --    $16,373,734,877
                                ================    ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (12.8%)
*   1-800-Flowers.com, Inc. Class A                              108,326 $ 1,034,513       0.0%
    A.H. Belo Corp. Class A                                       28,956     183,871       0.0%
    Aaron's, Inc.                                                186,172   4,600,310       0.0%
#   Abercrombie & Fitch Co. Class A                              127,277   1,859,517       0.0%
*   Adient P.L.C.                                                 64,361   2,929,069       0.0%
    Advance Auto Parts, Inc.                                      84,420  11,825,554       0.1%
*   Amazon.com, Inc.                                              92,798  73,293,716       0.4%
#   AMC Entertainment Holdings, Inc. Class A                      49,252   1,548,975       0.0%
*   AMC Networks, Inc. Class A                                    77,373   3,785,861       0.0%
    AMCON Distributing Co.                                           668      61,957       0.0%
#*  America's Car-Mart, Inc.                                      18,481     754,949       0.0%
*   American Axle & Manufacturing Holdings, Inc.                 264,289   4,736,059       0.0%
#   American Eagle Outfitters, Inc.                              708,266  12,068,853       0.1%
*   American Public Education, Inc.                               39,638     798,706       0.0%
*   Apollo Education Group, Inc.                                 306,618   2,695,172       0.0%
    Aramark                                                      339,527  12,640,590       0.1%
#   Arctic Cat, Inc.                                              29,664     444,663       0.0%
    Ark Restaurants Corp.                                          4,916     101,270       0.0%
*   Asbury Automotive Group, Inc.                                 99,489   5,068,965       0.0%
#*  Ascena Retail Group, Inc.                                    514,817   2,517,455       0.0%
*   Ascent Capital Group, Inc. Class A                            22,497     458,489       0.0%
#   Autoliv, Inc.                                                 96,635   9,352,335       0.1%
#*  AutoNation, Inc.                                             231,005  10,134,189       0.1%
*   AutoZone, Inc.                                                 9,128   6,774,436       0.1%
*   Ballantyne Strong, Inc.                                       17,770     120,836       0.0%
*   Barnes & Noble Education, Inc.                               130,174   1,211,920       0.0%
#   Barnes & Noble, Inc.                                         235,166   2,422,210       0.0%
#   Bassett Furniture Industries, Inc.                            14,448     331,582       0.0%
    Beasley Broadcast Group, Inc. Class A                          8,562      43,238       0.0%
#*  Beazer Homes USA, Inc.                                        22,402     229,172       0.0%
#*  bebe stores, Inc.                                             19,500      10,335       0.0%
#   Bed Bath & Beyond, Inc.                                      303,819  12,280,364       0.1%
*   Belmond, Ltd. Class A                                        307,215   3,978,434       0.0%
#   Best Buy Co., Inc.                                           507,159  19,733,557       0.1%
    Big 5 Sporting Goods Corp.                                    53,318     826,429       0.0%
#   Big Lots, Inc.                                               201,648   8,751,523       0.1%
*   Biglari Holdings, Inc.                                           575     251,954       0.0%
*   BJ's Restaurants, Inc.                                        77,290   2,790,169       0.0%
    Bloomin' Brands, Inc.                                        479,337   8,292,530       0.1%
#   Blue Nile, Inc.                                               24,319     849,463       0.0%
#   Bob Evans Farms, Inc.                                         67,117   2,766,563       0.0%
#   Bon-Ton Stores, Inc. (The)                                    26,063      35,967       0.0%
#   BorgWarner, Inc.                                             277,215   9,935,386       0.1%
    Bowl America, Inc. Class A                                     3,937      55,827       0.0%
#*  Boyd Gaming Corp.                                             77,977   1,392,669       0.0%
*   Bravo Brio Restaurant Group, Inc.                             59,705     268,673       0.0%
*   Bridgepoint Education, Inc.                                  121,196     819,285       0.0%
*   Bright Horizons Family Solutions, Inc.                        79,449   5,315,933       0.0%
#   Brinker International, Inc.                                   85,112   4,190,915       0.0%
    Brunswick Corp.                                              223,069   9,703,501       0.1%
#   Buckle, Inc. (The)                                            38,775     808,459       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Buffalo Wild Wings, Inc.                                        54,005 $  7,865,828       0.1%
*   Build-A-Bear Workshop, Inc.                                     67,264      908,064       0.0%
*   Burlington Stores, Inc.                                         77,183    5,784,094       0.0%
*   Cabela's, Inc.                                                 205,079   12,634,917       0.1%
#   Cable One, Inc.                                                 13,616    7,852,892       0.1%
#   CalAtlantic Group, Inc.                                        277,742    8,976,621       0.1%
    Caleres, Inc.                                                  124,653    3,117,572       0.0%
    Callaway Golf Co.                                              238,416    2,434,227       0.0%
*   Cambium Learning Group, Inc.                                    97,191      503,449       0.0%
    Canterbury Park Holding Corp.                                    5,270       56,784       0.0%
    Capella Education Co.                                           45,206    3,304,559       0.0%
*   Career Education Corp.                                         235,562    1,693,691       0.0%
#*  CarMax, Inc.                                                   286,462   14,305,912       0.1%
#*  Carmike Cinemas, Inc.                                           58,271    1,902,548       0.0%
    Carnival Corp.                                                 237,129   11,643,034       0.1%
#   Carriage Services, Inc.                                         41,292      976,143       0.0%
*   Carrols Restaurant Group, Inc.                                 148,542    1,856,775       0.0%
    Carter's, Inc.                                                  93,375    8,061,997       0.1%
    Cato Corp. (The) Class A                                        72,857    2,161,667       0.0%
*   Cavco Industries, Inc.                                          19,715    1,821,666       0.0%
    CBS Corp. Class A                                               14,126      808,996       0.0%
    CBS Corp. Class B                                              287,701   16,289,631       0.1%
*   Central European Media Enterprises, Ltd. Class A                18,678       45,761       0.0%
*   Charles & Colvard, Ltd.                                         29,159       34,408       0.0%
*   Charter Communications, Inc. Class A                           145,485   36,355,247       0.2%
#   Cheesecake Factory, Inc. (The)                                 173,768    9,242,720       0.1%
*   Cherokee, Inc.                                                  12,360      116,184       0.0%
    Chico's FAS, Inc.                                              385,096    4,494,070       0.0%
#   Children's Place, Inc. (The)                                    69,077    5,246,398       0.0%
#*  Chipotle Mexican Grill, Inc.                                     8,940    3,225,194       0.0%
    Choice Hotels International, Inc.                               62,499    3,028,077       0.0%
*   Christopher & Banks Corp.                                       66,361       84,942       0.0%
    Churchill Downs, Inc.                                           10,367    1,409,912       0.0%
#*  Chuy's Holdings, Inc.                                           58,289    1,655,408       0.0%
    Cinemark Holdings, Inc.                                        318,917   12,692,897       0.1%
    Citi Trends, Inc.                                               45,840      910,382       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                    55,873      321,270       0.0%
    ClubCorp Holdings, Inc.                                        159,233    1,839,141       0.0%
    Coach, Inc.                                                    248,448    8,916,799       0.1%
    Collectors Universe, Inc.                                        8,599      161,575       0.0%
    Columbia Sportswear Co.                                        119,398    6,762,703       0.0%
    Comcast Corp. Class A                                        2,688,214  166,185,389       1.0%
#*  Conn's, Inc.                                                    56,833      539,914       0.0%
    Cooper Tire & Rubber Co.                                       193,743    7,120,055       0.1%
*   Cooper-Standard Holding, Inc.                                   36,416    3,323,688       0.0%
    Core-Mark Holding Co., Inc.                                    130,456    4,611,620       0.0%
#   Cracker Barrel Old Country Store, Inc.                          60,179    8,304,702       0.1%
#*  Crocs, Inc.                                                    168,395    1,294,958       0.0%
    CSS Industries, Inc.                                             8,600      215,860       0.0%
    CST Brands, Inc.                                               241,221   11,583,432       0.1%
    Culp, Inc.                                                      40,969    1,147,132       0.0%
*   Cumulus Media, Inc. Class A                                     17,530       24,191       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Dana, Inc.                                                     467,227 $ 7,232,674       0.1%
#   Darden Restaurants, Inc.                                       200,514  12,991,302       0.1%
#*  Dave & Buster's Entertainment, Inc.                            121,467   5,022,660       0.0%
*   Deckers Outdoor Corp.                                           87,571   4,570,330       0.0%
*   Del Frisco's Restaurant Group, Inc.                             29,868     427,112       0.0%
#*  Del Taco Restaurants, Inc.                                      13,731     184,133       0.0%
    Delphi Automotive P.L.C.                                        61,534   4,004,017       0.0%
#*  Delta Apparel, Inc.                                             15,491     255,602       0.0%
*   Denny's Corp.                                                  142,882   1,481,686       0.0%
    Destination Maternity Corp.                                     23,762     161,344       0.0%
*   Destination XL Group, Inc.                                     166,505     674,345       0.0%
    DeVry Education Group, Inc.                                    139,075   3,157,002       0.0%
    Dick's Sporting Goods, Inc.                                    262,198  14,591,319       0.1%
#   Dillard's, Inc. Class A                                        112,391   6,889,568       0.1%
    DineEquity, Inc.                                                76,835   6,077,648       0.0%
#*  Discovery Communications, Inc. Class A                         243,726   6,363,686       0.0%
*   Discovery Communications, Inc. Class B                           1,502      42,507       0.0%
#*  Discovery Communications, Inc. Class C                         278,534   6,993,989       0.1%
*   DISH Network Corp. Class A                                      53,117   3,110,532       0.0%
*   Dixie Group, Inc. (The)                                         15,615      62,460       0.0%
    Dollar General Corp.                                           193,550  13,372,369       0.1%
#*  Dollar Tree, Inc.                                              168,105  12,700,333       0.1%
    Domino's Pizza, Inc.                                            63,551  10,755,371       0.1%
#*  Dorman Products, Inc.                                           86,931   5,584,447       0.0%
    Dover Motorsports, Inc.                                          9,156      21,974       0.0%
    DR Horton, Inc.                                                429,640  12,386,521       0.1%
    Drew Industries, Inc.                                           80,072   7,170,448       0.1%
#   DSW, Inc. Class A                                              202,007   4,195,685       0.0%
#   Dunkin' Brands Group, Inc.                                     122,838   5,940,446       0.0%
    Educational Development Corp.                                    3,809      35,614       0.0%
#*  Eldorado Resorts, Inc.                                          20,339     246,102       0.0%
*   Emerson Radio Corp.                                             26,350      26,268       0.0%
    Entercom Communications Corp. Class A                           45,939     606,395       0.0%
    Entravision Communications Corp. Class A                       227,920   1,527,064       0.0%
#   Escalade, Inc.                                                  12,111     147,149       0.0%
#   Ethan Allen Interiors, Inc.                                     69,969   2,148,048       0.0%
*   EVINE Live, Inc.                                                82,152     176,627       0.0%
#*  EW Scripps Co. (The) Class A                                   161,857   2,146,224       0.0%
#   Expedia, Inc.                                                  117,860  15,231,048       0.1%
*   Express, Inc.                                                  296,365   3,562,307       0.0%
#*  Famous Dave's of America, Inc.                                  10,924      54,620       0.0%
#*  Federal-Mogul Holdings Corp.                                   149,931   1,388,361       0.0%
*   Fiesta Restaurant Group, Inc.                                   46,951   1,239,506       0.0%
#   Finish Line, Inc. (The) Class A                                120,957   2,381,643       0.0%
#*  Five Below, Inc.                                                95,462   3,587,462       0.0%
    Flanigan's Enterprises, Inc.                                     1,000      23,225       0.0%
    Flexsteel Industries, Inc.                                      10,471     438,735       0.0%
    Foot Locker, Inc.                                              255,692  17,072,555       0.1%
    Ford Motor Co.                                               4,094,278  48,066,824       0.3%
#*  Fossil Group, Inc.                                              79,097   2,156,975       0.0%
#*  Fox Factory Holding Corp.                                      120,639   2,617,866       0.0%
*   Francesca's Holdings Corp.                                     135,742   2,181,374       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Fred's, Inc. Class A                                           124,227 $ 1,134,193       0.0%
*   FTD Cos., Inc.                                                  51,565   1,037,488       0.0%
#*  Full House Resorts, Inc.                                        23,953      39,043       0.0%
#*  G-III Apparel Group, Ltd.                                      113,694   2,969,687       0.0%
    GameStop Corp. Class A                                         328,166   7,892,392       0.1%
*   Gaming Partners International Corp.                              8,266      85,884       0.0%
    Gannett Co., Inc.                                              226,873   1,762,803       0.0%
#   Gap, Inc. (The)                                                385,489  10,635,642       0.1%
#   Garmin, Ltd.                                                   147,695   7,142,530       0.1%
    General Motors Co.                                           1,628,062  51,446,759       0.3%
#*  Genesco, Inc.                                                   53,583   2,882,765       0.0%
#   Gentex Corp.                                                   759,502  12,843,179       0.1%
*   Gentherm, Inc.                                                 121,561   3,421,942       0.0%
    Genuine Parts Co.                                              167,232  15,149,547       0.1%
    GNC Holdings, Inc. Class A                                     260,642   3,500,422       0.0%
    Goodyear Tire & Rubber Co. (The)                               411,702  11,951,709       0.1%
#*  GoPro, Inc. Class A                                            175,969   2,248,884       0.0%
#*  Gordmans Stores, Inc.                                           12,089       9,671       0.0%
    Graham Holdings Co. Class B                                     11,716   5,565,100       0.0%
*   Grand Canyon Education, Inc.                                   160,390   6,999,420       0.1%
*   Gray Television, Inc.                                          160,249   1,426,216       0.0%
*   Gray Television, Inc. Class A                                    3,160      27,018       0.0%
*   Green Brick Partners, Inc.                                       5,108      39,076       0.0%
#   Group 1 Automotive, Inc.                                        66,734   4,022,058       0.0%
#   Guess?, Inc.                                                   256,319   3,460,306       0.0%
#   H&R Block, Inc.                                                196,370   4,510,619       0.0%
#   Hanesbrands, Inc.                                              188,700   4,849,590       0.0%
#   Harley-Davidson, Inc.                                          225,616  12,864,624       0.1%
    Harman International Industries, Inc.                           90,758   7,234,320       0.1%
    Harte-Hanks, Inc.                                              158,766     223,860       0.0%
    Hasbro, Inc.                                                    52,585   4,386,115       0.0%
    Haverty Furniture Cos., Inc.                                    41,148     730,377       0.0%
    Haverty Furniture Cos., Inc. Class A                             2,523      44,783       0.0%
*   Helen of Troy, Ltd.                                             68,001   5,542,081       0.0%
#*  hhgregg, Inc.                                                   53,331      90,663       0.0%
#*  Hibbett Sports, Inc.                                            53,369   2,073,386       0.0%
#   Hilton Worldwide Holdings, Inc.                                282,426   6,382,828       0.0%
    Home Depot, Inc. (The)                                         286,801  34,992,590       0.2%
    Hooker Furniture Corp.                                          17,966     472,506       0.0%
*   Horizon Global Corp.                                            36,168     724,807       0.0%
*   Houghton Mifflin Harcourt Co.                                  217,022   2,745,328       0.0%
    HSN, Inc.                                                       82,540   3,111,758       0.0%
#*  Hyatt Hotels Corp. Class A                                      41,878   2,126,984       0.0%
*   Iconix Brand Group, Inc.                                       111,831     881,228       0.0%
#   ILG, Inc.                                                      248,048   4,063,026       0.0%
#*  Installed Building Products, Inc.                               38,785   1,281,844       0.0%
    International Game Technology P.L.C.                            89,149   2,560,359       0.0%
    International Speedway Corp. Class A                            72,723   2,392,587       0.0%
    Interpublic Group of Cos., Inc. (The)                          375,767   8,413,423       0.1%
*   Intrawest Resorts Holdings, Inc.                                 1,250      20,513       0.0%
#*  iRobot Corp.                                                    58,795   2,980,906       0.0%
*   Isle of Capri Casinos, Inc.                                     36,798     772,758       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*          J Alexander's Holdings, Inc.                                  19,556 $   176,004       0.0%
           Jack in the Box, Inc.                                         60,844   5,702,908       0.0%
#*         JAKKS Pacific, Inc.                                           27,534     184,478       0.0%
#*         Jamba, Inc.                                                   24,893     262,621       0.0%
#*         JC Penney Co., Inc.                                          617,468   5,304,050       0.0%
           John Wiley & Sons, Inc. Class A                              133,464   6,886,742       0.1%
           John Wiley & Sons, Inc. Class B                                7,502     394,530       0.0%
           Johnson Outdoors, Inc. Class A                                19,561     703,805       0.0%
*          K12, Inc.                                                     75,693     820,512       0.0%
#*         Kate Spade & Co.                                             126,206   2,113,951       0.0%
#          KB Home                                                      120,600   1,753,524       0.0%
*          Kirkland's, Inc.                                              64,140     783,149       0.0%
#          Kohl's Corp.                                                 364,344  15,940,050       0.1%
#*         Kona Grill, Inc.                                              11,997     128,968       0.0%
*          Koss Corp.                                                     4,495      13,170       0.0%
#          L Brands, Inc.                                                53,144   3,836,465       0.0%
*          La Quinta Holdings, Inc.                                     162,288   1,624,503       0.0%
           La-Z-Boy, Inc.                                               153,912   3,601,541       0.0%
*          Lakeland Industries, Inc.                                      7,818      77,398       0.0%
#*         Lands' End, Inc.                                              37,689     587,948       0.0%
#          Las Vegas Sands Corp.                                        123,731   7,161,550       0.1%
(degrees)* Lazare Kaplan International, Inc.                              3,667       1,032       0.0%
           Lear Corp.                                                   122,791  15,076,279       0.1%
#*         Lee Enterprises, Inc.                                         46,810     119,366       0.0%
           Leggett & Platt, Inc.                                         80,409   3,689,165       0.0%
           Lennar Corp. Class A                                         179,552   7,485,523       0.1%
           Lennar Corp. Class B                                          29,753     997,321       0.0%
           Libbey, Inc.                                                  97,178   1,555,820       0.0%
*          Liberty Broadband Corp. Class A                               44,190   2,870,140       0.0%
*          Liberty Broadband Corp. Class B                                1,306      85,321       0.0%
*          Liberty Broadband Corp. Class C                              111,906   7,458,535       0.1%
*          Liberty Interactive Corp., QVC Group Class A                 471,654   8,720,882       0.1%
#*         Liberty Interactive Corp., QVC Group Class B                   1,143      22,963       0.0%
#*         Liberty Media Corp.-Liberty Braves Class A                     9,515     161,279       0.0%
*          Liberty Media Corp.-Liberty Braves Class B                       522       8,660       0.0%
*          Liberty Media Corp.-Liberty Braves Class C                    19,527     325,515       0.0%
#*         Liberty Media Corp.-Liberty Media Class A                     23,788     662,020       0.0%
*          Liberty Media Corp.-Liberty Media Class B                      1,306      34,936       0.0%
#*         Liberty Media Corp.-Liberty Media Class C                     48,819   1,338,129       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class A                  95,152   3,165,707       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class B                   5,224     168,892       0.0%
*          Liberty Media Corp.-Liberty SiriusXM Class C                 195,276   6,481,210       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class A                   167,829   3,725,804       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class B                     1,138      24,780       0.0%
*          Liberty Ventures Series A                                    238,793   9,527,841       0.1%
           Lifetime Brands, Inc.                                         20,096     284,358       0.0%
#          Lions Gate Entertainment Corp.                               150,301   3,060,128       0.0%
#          Lithia Motors, Inc. Class A                                   81,257   6,970,225       0.1%
#*         Live Nation Entertainment, Inc.                              458,925  12,698,455       0.1%
*          LKQ Corp.                                                    381,999  12,330,928       0.1%
#*         Loral Space & Communications, Inc.                             9,718     377,058       0.0%
           Lowe's Cos., Inc.                                            315,012  20,995,550       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Luby's, Inc.                                                    66,723 $   279,569       0.0%
#*  Lululemon Athletica, Inc.                                       43,212   2,473,887       0.0%
#*  Lumber Liquidators Holdings, Inc.                               34,916     541,547       0.0%
*   M/I Homes, Inc.                                                 73,907   1,589,740       0.0%
    Macy's, Inc.                                                   395,927  14,447,376       0.1%
#*  Madison Square Garden Co. (The) Class A                         49,454   8,184,142       0.1%
*   Malibu Boats, Inc. Class A                                         811      11,897       0.0%
    Marcus Corp. (The)                                              30,027     795,716       0.0%
    Marine Products Corp.                                           47,094     440,329       0.0%
*   MarineMax, Inc.                                                 59,838   1,193,768       0.0%
    Marriott International, Inc. Class A                           129,210   8,876,727       0.1%
#   Marriott Vacations Worldwide Corp.                              80,700   5,130,906       0.0%
#   Mattel, Inc.                                                   330,028  10,405,783       0.1%
#*  McClatchy Co. (The) Class A                                     11,992     169,087       0.0%
    McDonald's Corp.                                               283,387  31,900,875       0.2%
#   MDC Holdings, Inc.                                             161,440   3,827,742       0.0%
*   Media General, Inc.                                             96,518   1,626,328       0.0%
#   Meredith Corp.                                                 112,747   5,113,076       0.0%
*   Meritage Homes Corp.                                           130,185   4,029,226       0.0%
*   MGM Resorts International                                      497,634  13,023,082       0.1%
#*  Michael Kors Holdings, Ltd.                                    239,402  12,156,834       0.1%
#*  Michaels Cos., Inc. (The)                                      131,468   3,056,631       0.0%
*   Modine Manufacturing Co.                                       114,836   1,257,454       0.0%
*   Mohawk Industries, Inc.                                         91,157  16,800,235       0.1%
*   Monarch Casino & Resort, Inc.                                    6,743     159,472       0.0%
#   Monro Muffler Brake, Inc.                                       74,824   4,115,320       0.0%
#*  Motorcar Parts of America, Inc.                                 48,352   1,268,756       0.0%
    Movado Group, Inc.                                              33,112     730,120       0.0%
*   MSG Networks, Inc. Class A                                     125,055   2,388,551       0.0%
*   Murphy USA, Inc.                                               156,978  10,796,947       0.1%
    NACCO Industries, Inc. Class A                                  13,182     964,263       0.0%
*   Nathan's Famous, Inc.                                            8,385     446,921       0.0%
    National CineMedia, Inc.                                       118,249   1,640,114       0.0%
#*  Nautilus, Inc.                                                 127,899   2,251,022       0.0%
*   Netflix, Inc.                                                   54,587   6,816,279       0.1%
#*  Nevada Gold & Casinos, Inc.                                      1,100       1,870       0.0%
    New Media Investment Group, Inc.                                 3,425      49,320       0.0%
*   New York & Co., Inc.                                           111,142     244,512       0.0%
#   New York Times Co. (The) Class A                               353,423   3,852,311       0.0%
    Newell Brands, Inc.                                            202,181   9,708,732       0.1%
    News Corp. Class A                                             346,774   4,202,901       0.0%
#   News Corp. Class B                                             164,923   2,045,045       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                        58,521   2,855,825       0.0%
    NIKE, Inc. Class B                                             244,528  12,270,415       0.1%
*   Nobility Homes, Inc.                                             2,557      39,634       0.0%
#   Nordstrom, Inc.                                                126,183   6,561,516       0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                           247,620   9,624,989       0.1%
    Nutrisystem, Inc.                                               68,487   2,171,038       0.0%
*   NVR, Inc.                                                        4,929   7,506,867       0.1%
*   O'Reilly Automotive, Inc.                                       45,692  12,082,792       0.1%
    Office Depot, Inc.                                           1,179,442   3,715,242       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.                           22,433     613,543       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Omnicom Group, Inc.                                          125,204 $ 9,993,783       0.1%
#*  Overstock.com, Inc.                                           22,248     325,933       0.0%
    Oxford Industries, Inc.                                       57,040   3,577,549       0.0%
    P&F Industries, Inc. Class A                                   2,869      23,095       0.0%
#*  Panera Bread Co. Class A                                      48,189   9,192,534       0.1%
#   Papa John's International, Inc.                               72,472   5,468,012       0.0%
*   Papa Murphy's Holdings, Inc.                                   2,107      11,715       0.0%
#*  Party City Holdco, Inc.                                        7,403     120,299       0.0%
#*  Penn National Gaming, Inc.                                   100,413   1,298,340       0.0%
#   Penske Automotive Group, Inc.                                282,806  12,655,568       0.1%
*   Perfumania Holdings, Inc.                                      6,982      13,964       0.0%
*   Perry Ellis International, Inc.                               25,247     469,342       0.0%
    PetMed Express, Inc.                                          32,127     638,363       0.0%
#   Pier 1 Imports, Inc.                                         203,740     878,119       0.0%
#*  Pinnacle Entertainment, Inc.                                  85,467   1,012,784       0.0%
*   Planet Fitness, Inc. Class A                                  12,526     265,551       0.0%
#   Polaris Industries, Inc.                                      35,388   2,711,075       0.0%
    Pool Corp.                                                    68,372   6,329,880       0.0%
*   Popeyes Louisiana Kitchen, Inc.                               42,369   2,261,657       0.0%
*   Potbelly Corp.                                                 3,086      40,272       0.0%
*   Priceline Group, Inc. (The)                                   13,769  20,298,673       0.1%
    PulteGroup, Inc.                                             634,433  11,800,454       0.1%
    PVH Corp.                                                     86,921   9,298,809       0.1%
*   QEP Co., Inc.                                                    670      12,161       0.0%
#*  Radio One, Inc. Class D                                       33,982      84,955       0.0%
#   Ralph Lauren Corp.                                            67,278   6,599,972       0.0%
    RCI Hospitality Holdings, Inc.                                15,909     184,703       0.0%
*   Reading International, Inc. Class A                           19,874     262,138       0.0%
*   Reading International, Inc. Class B                              300       4,541       0.0%
#*  Red Lion Hotels Corp.                                         26,248     220,483       0.0%
*   Red Robin Gourmet Burgers, Inc.                               46,476   2,137,896       0.0%
    Regal Entertainment Group Class A                            191,649   4,122,370       0.0%
*   Regis Corp.                                                   95,455   1,210,369       0.0%
#   Rent-A-Center, Inc.                                          103,534   1,044,658       0.0%
#*  Restoration Hardware Holdings, Inc.                           79,179   2,293,816       0.0%
    Rocky Brands, Inc.                                            11,845     126,742       0.0%
    Ross Stores, Inc.                                            179,080  11,199,663       0.1%
#   Royal Caribbean Cruises, Ltd.                                234,684  18,040,159       0.1%
*   Ruby Tuesday, Inc.                                           132,636     393,929       0.0%
    Ruth's Hospitality Group, Inc.                               126,908   2,011,492       0.0%
#   Saga Communications, Inc. Class A                              5,094     213,948       0.0%
    Salem Media Group, Inc.                                       21,782     118,712       0.0%
#*  Sally Beauty Holdings, Inc.                                  172,431   4,472,860       0.0%
    Scholastic Corp.                                              45,677   1,747,145       0.0%
#   Scripps Networks Interactive, Inc. Class A                    96,290   6,197,224       0.0%
#   SeaWorld Entertainment, Inc.                                 309,408   4,334,806       0.0%
#*  Select Comfort Corp.                                         169,483   3,252,379       0.0%
*   Sequential Brands Group, Inc.                                  4,342      31,262       0.0%
#   Service Corp. International                                  558,526  14,298,266       0.1%
*   ServiceMaster Global Holdings, Inc.                          223,558   8,001,141       0.1%
#*  Shake Shack, Inc. Class A                                      1,019      32,496       0.0%
*   Shiloh Industries, Inc.                                       30,924     216,159       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Shoe Carnival, Inc.                                           38,670 $   981,058       0.0%
*   Shutterfly, Inc.                                              92,317   4,523,533       0.0%
#   Signet Jewelers, Ltd.                                        107,218   8,712,535       0.1%
#   Sinclair Broadcast Group, Inc. Class A                       224,876   5,644,388       0.0%
#*  Sirius XM Holdings, Inc.                                     520,537   2,170,639       0.0%
#   Six Flags Entertainment Corp.                                121,738   6,774,720       0.1%
#*  Skechers U.S.A., Inc. Class A                                351,635   7,394,884       0.1%
*   Skyline Corp.                                                 10,884     125,928       0.0%
#*  Smith & Wesson Holding Corp.                                 206,427   5,455,866       0.0%
#   Sonic Automotive, Inc. Class A                               114,269   2,045,415       0.0%
#   Sonic Corp.                                                   97,205   2,226,967       0.0%
#   Sotheby's                                                    155,888   5,593,261       0.0%
*   Spanish Broadcasting System, Inc. Class A                      2,346       7,976       0.0%
    Spartan Motors, Inc.                                          49,297     421,489       0.0%
    Speedway Motorsports, Inc.                                    68,022   1,279,494       0.0%
#*  Sportsman's Warehouse Holdings, Inc.                          20,395     187,634       0.0%
#   Stage Stores, Inc.                                            88,805     452,017       0.0%
    Standard Motor Products, Inc.                                 62,317   3,047,301       0.0%
    Stanley Furniture Co., Inc.                                   15,342      21,172       0.0%
    Staples, Inc.                                                699,015   5,172,711       0.0%
    Starbucks Corp.                                              321,182  17,045,129       0.1%
*   Starz Class A                                                152,168   4,787,205       0.0%
*   Starz Class B                                                  5,024     154,764       0.0%
#   Stein Mart, Inc.                                             137,185     825,854       0.0%
*   Steven Madden, Ltd.                                          173,447   5,793,130       0.0%
*   Stoneridge, Inc.                                              90,865   1,346,619       0.0%
#   Strattec Security Corp.                                        5,021     178,246       0.0%
#*  Strayer Education, Inc.                                       50,280   2,949,425       0.0%
    Sturm Ruger & Co., Inc.                                       41,089   2,526,974       0.0%
    Superior Industries International, Inc.                       46,522   1,139,789       0.0%
    Superior Uniform Group, Inc.                                  25,866     460,156       0.0%
*   Sypris Solutions, Inc.                                        26,299      26,036       0.0%
    Tailored Brands, Inc.                                         50,813     802,845       0.0%
*   Tandy Leather Factory, Inc.                                   25,740     190,476       0.0%
#   Target Corp.                                                 395,060  27,152,474       0.2%
#*  Taylor Morrison Home Corp. Class A                            66,622   1,136,571       0.0%
#   TEGNA, Inc.                                                  420,854   8,257,155       0.1%
#*  Tempur Sealy International, Inc.                              71,668   3,875,089       0.0%
*   Tenneco, Inc.                                                131,718   7,253,710       0.1%
*   Tesla Motors, Inc.                                            10,466   2,069,442       0.0%
#   Texas Roadhouse, Inc.                                        171,921   6,966,239       0.1%
    Thor Industries, Inc.                                        149,064  11,822,266       0.1%
#   Tiffany & Co.                                                170,627  12,527,434       0.1%
#*  Tile Shop Holdings, Inc.                                      24,136     409,105       0.0%
#*  Tilly's, Inc. Class A                                         15,774     146,383       0.0%
    Time Warner, Inc.                                            819,384  72,916,982       0.4%
    Time, Inc.                                                   191,147   2,484,911       0.0%
    TJX Cos., Inc. (The)                                         152,101  11,217,449       0.1%
*   Toll Brothers, Inc.                                          340,634   9,346,997       0.1%
*   TopBuild Corp.                                                28,281     852,107       0.0%
    Tower International, Inc.                                     66,621   1,445,676       0.0%
*   Town Sports International Holdings, Inc.                      30,008      75,020       0.0%

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Consumer Discretionary -- (Continued)
#   Tractor Supply Co.                                            95,125 $    5,957,679       0.0%
*   Trans World Entertainment Corp.                                1,798          7,012       0.0%
*   TRI Pointe Group, Inc.                                       285,988      3,097,250       0.0%
#*  TripAdvisor, Inc.                                             53,030      3,419,374       0.0%
#*  Tuesday Morning Corp.                                         84,310        417,335       0.0%
#   Tupperware Brands Corp.                                       57,832      3,442,161       0.0%
    Twenty-First Century Fox, Inc. Class A                       545,865     14,339,874       0.1%
    Twenty-First Century Fox, Inc. Class B                       219,448      5,791,233       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.                        39,676      9,654,758       0.1%
#*  Under Armour, Inc. Class A                                    48,716      1,515,068       0.0%
*   Under Armour, Inc. Class C                                    47,353      1,224,549       0.0%
*   Unifi, Inc.                                                   29,734        854,853       0.0%
*   Universal Electronics, Inc.                                   34,627      2,429,084       0.0%
    Universal Technical Institute, Inc.                           35,790         54,401       0.0%
#*  Urban Outfitters, Inc.                                       351,858     11,769,650       0.1%
*   US Auto Parts Network, Inc.                                   39,333        120,752       0.0%
    Vail Resorts, Inc.                                            63,449     10,116,309       0.1%
#*  Vera Bradley, Inc.                                            40,395        540,081       0.0%
    VF Corp.                                                      98,656      5,348,142       0.0%
#   Viacom, Inc. Class A                                           8,444        357,181       0.0%
    Viacom, Inc. Class B                                         582,858     21,892,146       0.1%
*   Vista Outdoor, Inc.                                          148,627      5,747,406       0.0%
    Visteon Corp.                                                111,275      7,857,128       0.1%
#*  Vitamin Shoppe, Inc.                                          75,948      1,902,497       0.0%
*   VOXX International Corp.                                      45,251        185,529       0.0%
*   Walking Co. Holdings, Inc. (The)                                 329          1,999       0.0%
    Walt Disney Co. (The)                                        797,924     73,959,576       0.4%
*   WCI Communities, Inc.                                         11,593        268,378       0.0%
#*  Weight Watchers International, Inc.                           34,160        351,165       0.0%
#   Wendy's Co. (The)                                            860,065      9,323,105       0.1%
#*  West Marine, Inc.                                             38,525        308,200       0.0%
#   Weyco Group, Inc.                                             12,731        322,222       0.0%
    Whirlpool Corp.                                              116,370     17,434,553       0.1%
#*  William Lyon Homes Class A                                    28,318        505,759       0.0%
#   Williams-Sonoma, Inc.                                        147,804      6,831,501       0.1%
    Wingstop, Inc.                                                 1,753         46,910       0.0%
#   Winmark Corp.                                                  6,317        675,603       0.0%
#   Winnebago Industries, Inc.                                    98,135      2,772,314       0.0%
    Wolverine World Wide, Inc.                                   256,441      5,475,015       0.0%
#   World Wrestling Entertainment, Inc. Class A                    9,278        164,035       0.0%
#   Wyndham Worldwide Corp.                                      171,744     11,307,625       0.1%
    Wynn Resorts, Ltd.                                            25,147      2,377,649       0.0%
    Yum! Brands, Inc.                                             93,374      8,056,309       0.1%
*   ZAGG, Inc.                                                    95,312        619,528       0.0%
#*  Zumiez, Inc.                                                  83,902      1,866,820       0.0%
                                                                         --------------      ----
Total Consumer Discretionary                                              2,398,213,106      14.2%
                                                                         --------------      ----
Consumer Staples -- (6.5%)
#   Alico, Inc.                                                   13,299        347,769       0.0%
*   Alliance One International, Inc.                              18,445        273,908       0.0%
    Altria Group, Inc.                                           431,680     28,542,682       0.2%
    Andersons, Inc. (The)                                         60,518      2,302,710       0.0%

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
    Archer-Daniels-Midland Co.                                     334,914 $14,592,203       0.1%
#   Avon Products, Inc.                                            632,950   4,145,823       0.0%
    B&G Foods, Inc.                                                182,591   7,741,858       0.1%
#*  Blue Buffalo Pet Products, Inc.                                126,872   3,187,025       0.0%
#*  Boston Beer Co., Inc. (The) Class A                             18,962   2,943,851       0.0%
*   Bridgford Foods Corp.                                            7,329      83,551       0.0%
#   Brown-Forman Corp. Class A                                      38,688   1,876,368       0.0%
#   Brown-Forman Corp. Class B                                      63,030   2,910,095       0.0%
    Bunge, Ltd.                                                    218,174  13,528,970       0.1%
#   Cal-Maine Foods, Inc.                                          143,614   5,550,681       0.0%
    Calavo Growers, Inc.                                            39,512   2,337,135       0.0%
#   Campbell Soup Co.                                              145,591   7,911,415       0.1%
#   Casey's General Stores, Inc.                                    99,461  11,238,098       0.1%
*   CCA Industries, Inc.                                             5,962      17,886       0.0%
*   Central Garden & Pet Co.                                        26,310     639,859       0.0%
*   Central Garden & Pet Co. Class A                                87,266   2,036,788       0.0%
#*  Chefs' Warehouse, Inc. (The)                                    42,430     483,702       0.0%
    Church & Dwight Co., Inc.                                      161,644   7,800,939       0.1%
    Clorox Co. (The)                                                66,248   7,951,085       0.1%
#   Coca-Cola Bottling Co. Consolidated                             25,263   3,569,662       0.0%
    Coca-Cola Co. (The)                                          1,116,947  47,358,553       0.3%
#*  Coffee Holding Co., Inc.                                         5,400      27,918       0.0%
    Colgate-Palmolive Co.                                          191,018  13,631,044       0.1%
    ConAgra Foods, Inc.                                            215,283  10,372,335       0.1%
    Constellation Brands, Inc. Class A                              81,983  13,700,999       0.1%
    Constellation Brands, Inc. Class B                               5,100     866,388       0.0%
    Costco Wholesale Corp.                                         118,855  17,575,089       0.1%
    Coty, Inc. Class A                                             979,025  22,507,785       0.1%
#*  Craft Brew Alliance, Inc.                                       42,236     677,888       0.0%
*   Crimson Wine Group, Ltd.                                        24,913     231,940       0.0%
    CVS Health Corp.                                               951,257  80,000,714       0.5%
*   Darling Ingredients, Inc.                                      341,501   4,644,414       0.0%
#   Dean Foods Co.                                                 319,683   5,837,412       0.0%
    Dr Pepper Snapple Group, Inc.                                  124,141  10,898,338       0.1%
*   Edgewell Personal Care Co.                                     148,999  11,234,525       0.1%
    Energizer Holdings, Inc.                                        66,797   3,106,728       0.0%
    Estee Lauder Cos., Inc. (The) Class A                           44,234   3,854,108       0.0%
*   Farmer Brothers Co.                                             38,550   1,260,585       0.0%
#   Flowers Foods, Inc.                                            367,677   5,706,347       0.0%
    Fresh Del Monte Produce, Inc.                                  129,685   7,826,490       0.1%
#   General Mills, Inc.                                            169,174  10,485,405       0.1%
#*  Hain Celestial Group, Inc. (The)                               198,495   7,219,263       0.0%
#*  Herbalife, Ltd.                                                 93,162   5,653,070       0.0%
    Hershey Co. (The)                                               23,910   2,449,819       0.0%
#   Hormel Foods Corp.                                             297,256  11,444,356       0.1%
*   HRG Group, Inc.                                                229,371   3,449,740       0.0%
    Ingles Markets, Inc. Class A                                    38,682   1,527,939       0.0%
    Ingredion, Inc.                                                161,694  21,209,402       0.1%
    Inter Parfums, Inc.                                             58,288   1,900,189       0.0%
#*  Inventure Foods, Inc.                                           11,729      99,227       0.0%
    J&J Snack Foods Corp.                                           52,481   6,410,554       0.0%
    JM Smucker Co. (The)                                           141,982  18,643,656       0.1%

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CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#   John B. Sanfilippo & Son, Inc.                                   9,776 $    495,448       0.0%
    Kellogg Co.                                                     72,936    5,479,682       0.0%
    Kimberly-Clark Corp.                                            75,775    8,669,418       0.1%
    Kraft Heinz Co. (The)                                          260,312   23,154,752       0.1%
    Kroger Co. (The)                                               485,320   15,035,214       0.1%
    Lancaster Colony Corp.                                          54,195    7,080,577       0.0%
*   Landec Corp.                                                    61,901      820,188       0.0%
*   Lifeway Foods, Inc.                                              8,037      143,702       0.0%
#   Limoneira Co.                                                    2,051       40,384       0.0%
    Mannatech, Inc.                                                  2,600       44,980       0.0%
#   McCormick & Co., Inc. Non-Voting                                52,305    5,014,480       0.0%
    McCormick & Co., Inc. Voting                                     3,330      317,948       0.0%
#   Mead Johnson Nutrition Co.                                     100,437    7,509,674       0.1%
    Medifast, Inc.                                                  59,753    2,453,458       0.0%
#   MGP Ingredients, Inc.                                           50,138    1,765,359       0.0%
    Molson Coors Brewing Co. Class A                                 1,020      111,109       0.0%
    Molson Coors Brewing Co. Class B                               124,702   12,945,315       0.1%
    Mondelez International, Inc. Class A                         1,063,522   47,794,679       0.3%
*   Monster Beverage Corp.                                          65,901    9,512,150       0.1%
*   National Beverage Corp.                                         67,691    3,197,723       0.0%
*   Natural Alternatives International, Inc.                         7,028       88,553       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                        12,339      146,587       0.0%
#   Natural Health Trends Corp.                                     13,644      318,315       0.0%
    Nature's Sunshine Products, Inc.                                   400        5,020       0.0%
#   Nu Skin Enterprises, Inc. Class A                              126,895    7,823,077       0.1%
*   Nutraceutical International Corp.                               15,620      449,856       0.0%
    Ocean Bio-Chem, Inc.                                             3,100        8,804       0.0%
    Oil-Dri Corp. of America                                        10,862      366,701       0.0%
*   Omega Protein Corp.                                             52,838    1,178,287       0.0%
#   Orchids Paper Products Co.                                      12,261      314,617       0.0%
    PepsiCo, Inc.                                                  441,915   47,373,288       0.3%
    Philip Morris International, Inc.                              339,891   32,779,088       0.2%
#   Pilgrim's Pride Corp.                                          203,747    4,449,834       0.0%
    Pinnacle Foods, Inc.                                           310,544   15,968,172       0.1%
*   Post Holdings, Inc.                                            131,488   10,023,330       0.1%
#   PriceSmart, Inc.                                                56,132    5,105,205       0.0%
*   Primo Water Corp.                                                5,307       69,469       0.0%
    Procter & Gamble Co. (The)                                   1,378,860  119,685,048       0.7%
*   Revlon, Inc. Class A                                            65,000    2,210,000       0.0%
    Reynolds American, Inc.                                        502,900   27,699,732       0.2%
*   Rite Aid Corp.                                                 664,334    4,457,681       0.0%
    Rocky Mountain Chocolate Factory, Inc.                          10,758      109,732       0.0%
#   Sanderson Farms, Inc.                                           87,476    7,871,090       0.1%
#*  Seaboard Corp.                                                   1,240    4,197,400       0.0%
*   Seneca Foods Corp. Class A                                      13,971      410,747       0.0%
*   Seneca Foods Corp. Class B                                       1,999       65,967       0.0%
#*  Smart & Final Stores, Inc.                                       5,745       68,940       0.0%
#   Snyder's-Lance, Inc.                                           227,684    8,098,720       0.1%
    SpartanNash Co.                                                 75,787    2,122,036       0.0%
#   Spectrum Brands Holdings, Inc.                                 113,314   15,324,585       0.1%
#*  Sprouts Farmers Market, Inc.                                   180,500    3,998,075       0.0%
#*  SUPERVALU, Inc.                                                500,340    2,146,459       0.0%

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Staples -- (Continued)
    Sysco Corp.                                                    137,385 $    6,610,966       0.0%
*   Tofutti Brands, Inc.                                             1,645          3,866       0.0%
#   Tootsie Roll Industries, Inc.                                   66,022      2,340,480       0.0%
#*  TreeHouse Foods, Inc.                                          125,175     10,950,309       0.1%
    Tyson Foods, Inc. Class A                                      381,652     27,040,044       0.2%
*   United Natural Foods, Inc.                                     107,218      4,475,279       0.0%
    United-Guardian, Inc.                                            4,655         72,618       0.0%
#   Universal Corp.                                                 38,295      2,075,589       0.0%
#*  USANA Health Sciences, Inc.                                     26,298      3,379,293       0.0%
#   Vector Group, Ltd.                                             171,075      3,582,311       0.0%
    Village Super Market, Inc. Class A                              12,227        365,587       0.0%
    Wal-Mart Stores, Inc.                                        1,736,979    121,623,270       0.7%
    Walgreens Boots Alliance, Inc.                                 601,602     49,770,533       0.3%
#   WD-40 Co.                                                       31,440      3,352,290       0.0%
    Weis Markets, Inc.                                              46,148      2,567,213       0.0%
*   WhiteWave Foods Co. (The)                                      125,424      6,834,354       0.0%
#   Whole Foods Market, Inc.                                       465,225     13,161,215       0.1%
                                                                           --------------       ---
Total Consumer Staples                                                      1,218,552,155       7.2%
                                                                           --------------       ---
Energy -- (6.6%)
#*  Abraxas Petroleum Corp.                                         78,548        127,248       0.0%
#   Adams Resources & Energy, Inc.                                   7,057        257,863       0.0%
#   Alon USA Energy, Inc.                                          183,079      1,475,617       0.0%
    Anadarko Petroleum Corp.                                       256,584     15,251,353       0.1%
*   Antero Resources Corp.                                         117,586      3,112,501       0.0%
    Apache Corp.                                                   279,115     16,601,760       0.1%
    Archrock, Inc.                                                 108,389      1,257,312       0.0%
#   Atwood Oceanics, Inc.                                          190,924      1,456,750       0.0%
    Baker Hughes, Inc.                                             218,082     12,081,743       0.1%
*   Barnwell Industries, Inc.                                       10,714         17,142       0.0%
*   Bill Barrett Corp.                                              91,309        473,894       0.0%
#   Bristow Group, Inc.                                             59,800        598,598       0.0%
    Cabot Oil & Gas Corp.                                          331,806      6,928,109       0.0%
*   Callon Petroleum Co.                                           222,949      2,896,108       0.0%
#   CARBO Ceramics, Inc.                                            30,729        187,447       0.0%
#*  Carrizo Oil & Gas, Inc.                                        147,145      4,977,915       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                      12,239        244,046       0.0%
#*  Cheniere Energy, Inc.                                          109,205      4,117,029       0.0%
*   Chesapeake Energy Corp.                                        847,826      4,671,521       0.0%
    Chevron Corp.                                                  903,415     94,632,721       0.6%
    Cimarex Energy Co.                                             124,185     16,036,009       0.1%
#*  Clayton Williams Energy, Inc.                                   33,345      2,911,352       0.0%
*   Clean Energy Fuels Corp.                                       131,913        542,162       0.0%
#*  Cloud Peak Energy, Inc.                                        125,690        774,250       0.0%
#*  Cobalt International Energy, Inc.                              651,818        615,381       0.0%
#*  Concho Resources, Inc.                                          98,672     12,525,424       0.1%
    ConocoPhillips                                                 614,329     26,692,595       0.2%
#   CONSOL Energy, Inc.                                            579,802      9,827,644       0.1%
*   Contango Oil & Gas Co.                                          44,055        344,951       0.0%
#*  Continental Resources, Inc.                                    199,438      9,754,513       0.1%
#   Core Laboratories NV                                            53,892      5,225,907       0.0%
#   CVR Energy, Inc.                                                93,994      1,246,360       0.0%

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CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
*   Dawson Geophysical Co.                                          34,111 $    223,427       0.0%
    Delek US Holdings, Inc.                                        168,449    2,846,788       0.0%
#*  Denbury Resources, Inc.                                        499,103    1,192,856       0.0%
    Devon Energy Corp.                                             210,614    7,980,164       0.1%
#   DHT Holdings, Inc.                                             193,359      786,971       0.0%
#   Diamond Offshore Drilling, Inc.                                312,849    5,158,880       0.0%
#*  Diamondback Energy, Inc.                                       153,213   13,986,815       0.1%
#*  Dorian LPG, Ltd.                                                 4,305       24,237       0.0%
#*  Dril-Quip, Inc.                                                 99,934    4,746,865       0.0%
*   Eclipse Resources Corp.                                          1,852        5,074       0.0%
    Energen Corp.                                                  110,385    5,533,600       0.0%
*   ENGlobal Corp.                                                  27,850       39,826       0.0%
#   EnLink Midstream LLC                                           145,999    2,226,485       0.0%
    EOG Resources, Inc.                                            338,166   30,576,970       0.2%
#*  EP Energy Corp. Class A                                         75,026      267,093       0.0%
#   EQT Corp.                                                       60,146    3,969,636       0.0%
*   Era Group, Inc.                                                 48,404      365,450       0.0%
    Evolution Petroleum Corp.                                       23,938      184,323       0.0%
*   Exterran Corp.                                                  54,194      856,807       0.0%
    Exxon Mobil Corp.                                            3,452,202  287,637,471       1.7%
*   FMC Technologies, Inc.                                         340,871   10,999,907       0.1%
#*  Forum Energy Technologies, Inc.                                110,578    1,990,404       0.0%
#   Frank's International NV                                        97,470    1,096,538       0.0%
#   GasLog, Ltd.                                                    71,226    1,093,319       0.0%
#*  Gastar Exploration, Inc.                                       174,422      188,376       0.0%
#*  Geospace Technologies Corp.                                     18,034      332,367       0.0%
#   Green Plains, Inc.                                              69,330    1,802,580       0.0%
    Gulf Island Fabrication, Inc.                                   22,399      223,990       0.0%
#*  Gulfmark Offshore, Inc. Class A                                 47,667       54,817       0.0%
#*  Gulfport Energy Corp.                                          291,205    7,020,953       0.1%
    Halliburton Co.                                                614,488   28,266,448       0.2%
*   Helix Energy Solutions Group, Inc.                             282,226    2,461,011       0.0%
#   Helmerich & Payne, Inc.                                        198,683   12,538,884       0.1%
#   Hess Corp.                                                     284,959   13,669,483       0.1%
*   HKN, Inc.                                                          278        3,809       0.0%
#   HollyFrontier Corp.                                            249,119    6,215,519       0.0%
#*  Hornbeck Offshore Services, Inc.                                67,568      268,245       0.0%
*   ION Geophysical Corp.                                           18,303      107,988       0.0%
#*  Jones Energy, Inc. Class A                                       1,842        7,552       0.0%
    Kinder Morgan, Inc.                                            871,179   17,798,187       0.1%
#*  Kosmos Energy, Ltd.                                            444,615    2,316,444       0.0%
*   Laredo Petroleum, Inc.                                         136,985    1,632,861       0.0%
    Marathon Oil Corp.                                             725,466    9,561,642       0.1%
    Marathon Petroleum Corp.                                       599,359   26,126,059       0.2%
#*  Matador Resources Co.                                          188,502    4,111,229       0.0%
*   Matrix Service Co.                                              73,231    1,296,189       0.0%
*   McDermott International, Inc.                                  373,718    1,920,911       0.0%
*   Mitcham Industries, Inc.                                        45,830      135,657       0.0%
#   Murphy Oil Corp.                                               376,680    9,744,712       0.1%
#   Nabors Industries, Ltd.                                        721,718    8,588,444       0.1%
#   National Oilwell Varco, Inc.                                   272,412    8,744,425       0.1%
*   Natural Gas Services Group, Inc.                                23,876      518,109       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
*   Newfield Exploration Co.                                     267,960 $10,876,496       0.1%
*   Newpark Resources, Inc.                                      198,599   1,251,174       0.0%
    Noble Corp. P.L.C.                                           588,401   2,906,701       0.0%
    Noble Energy, Inc.                                           447,784  15,435,114       0.1%
    Nordic American Offshore, Ltd.                                    78         257       0.0%
#   Nordic American Tankers, Ltd.                                  9,013      73,636       0.0%
#*  Northern Oil and Gas, Inc.                                   123,983     260,364       0.0%
*   Oasis Petroleum, Inc.                                        442,952   4,646,566       0.0%
    Occidental Petroleum Corp.                                   325,382  23,723,602       0.1%
#   Oceaneering International, Inc.                              188,086   4,476,447       0.0%
#*  Oil States International, Inc.                               152,059   4,447,726       0.0%
#   ONEOK, Inc.                                                  195,544   9,470,196       0.1%
    Overseas Shipholding Group, Inc. Class A                       8,038      70,413       0.0%
    Panhandle Oil and Gas, Inc. Class A                           39,506     711,108       0.0%
*   Par Pacific Holdings, Inc.                                     9,119     116,176       0.0%
*   Parker Drilling Co.                                          252,886     505,772       0.0%
*   Parsley Energy, Inc. Class A                                 203,247   6,686,826       0.0%
#   Patterson-UTI Energy, Inc.                                   400,734   9,008,500       0.1%
#   PBF Energy, Inc. Class A                                     284,883   6,210,449       0.0%
#*  PDC Energy, Inc.                                             136,957   8,399,573       0.1%
*   PetroQuest Energy, Inc.                                       56,254     208,702       0.0%
*   PHI, Inc. Non-Voting                                          20,171     314,264       0.0%
*   PHI, Inc. Voting                                               2,686      40,559       0.0%
    Phillips 66                                                  441,563  35,832,837       0.2%
*   Pioneer Energy Services Corp.                                103,030     365,757       0.0%
    Pioneer Natural Resources Co.                                 95,917  17,171,061       0.1%
    QEP Resources, Inc.                                          553,173   8,889,490       0.1%
    Range Resources Corp.                                        332,362  11,230,512       0.1%
#*  Renewable Energy Group, Inc.                                 130,333   1,140,414       0.0%
*   REX American Resources Corp.                                  14,981   1,183,349       0.0%
*   Rice Energy, Inc.                                            309,750   6,842,377       0.0%
#*  RigNet, Inc.                                                  22,097     331,455       0.0%
#   Rowan Cos. P.L.C. Class A                                    306,094   4,061,867       0.0%
#*  RPC, Inc.                                                    399,723   6,903,216       0.0%
*   RSP Permian, Inc.                                            215,731   7,787,889       0.1%
    Schlumberger, Ltd.                                           707,001  55,308,688       0.3%
#   Scorpio Tankers, Inc.                                        488,292   1,870,158       0.0%
#*  SEACOR Holdings, Inc.                                         46,289   2,282,511       0.0%
    SemGroup Corp. Class A                                       101,436   3,271,311       0.0%
#   Ship Finance International, Ltd.                             143,470   1,814,896       0.0%
    SM Energy Co.                                                197,002   6,625,177       0.0%
#*  Southwestern Energy Co.                                      608,782   6,325,245       0.0%
    Spectra Energy Corp.                                         134,771   5,634,776       0.0%
#   Superior Energy Services, Inc.                               429,016   6,074,867       0.0%
#*  Synergy Resources Corp.                                      331,658   2,268,541       0.0%
#   Targa Resources Corp.                                        210,586   9,244,725       0.1%
#   Teekay Corp.                                                 155,434   1,014,984       0.0%
#   Teekay Tankers, Ltd. Class A                                 106,000     225,780       0.0%
#   Tesco Corp.                                                   91,494     626,734       0.0%
    Tesoro Corp.                                                 282,845  24,033,340       0.2%
*   TETRA Technologies, Inc.                                     286,730   1,562,679       0.0%
#   Tidewater, Inc.                                              100,569     173,984       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Energy -- (Continued)
#*  Transocean, Ltd.                                               899,066 $    8,640,024       0.1%
#*  Unit Corp.                                                      99,393      1,702,602       0.0%
    US Silica Holdings, Inc.                                        63,802      2,947,014       0.0%
*   Vaalco Energy, Inc.                                            147,005        116,134       0.0%
    Valero Energy Corp.                                            483,794     28,659,957       0.2%
#*  W&T Offshore, Inc.                                              41,020         59,479       0.0%
#*  Weatherford International P.L.C.                             1,024,976      4,940,384       0.0%
#   Western Refining, Inc.                                         339,181      9,785,372       0.1%
#*  Whiting Petroleum Corp.                                        227,210      1,872,210       0.0%
*   Willbros Group, Inc.                                           101,050        153,596       0.0%
    Williams Cos., Inc. (The)                                      268,370      7,836,404       0.1%
    World Fuel Services Corp.                                      162,726      6,549,721       0.0%
#*  WPX Energy, Inc.                                               875,074      9,503,304       0.1%
                                                                           --------------       ---
Total Energy                                                                1,230,015,464       7.3%
                                                                           --------------       ---
Financials -- (15.4%)
    1st Constitution Bancorp                                         5,728         77,328       0.0%
    1st Source Corp.                                                58,098      2,007,867       0.0%
#   Access National Corp.                                           12,232        288,308       0.0%
*   Affiliated Managers Group, Inc.                                 74,275      9,853,321       0.1%
    Aflac, Inc.                                                    311,940     21,483,308       0.1%
*   Alleghany Corp.                                                 16,016      8,267,619       0.1%
    Allied World Assurance Co. Holdings AG                         211,989      9,111,287       0.1%
    Allstate Corp. (The)                                           264,724     17,974,760       0.1%
    Ally Financial, Inc.                                           772,683     13,962,382       0.1%
#*  Ambac Financial Group, Inc.                                     64,306      1,186,446       0.0%
    American Equity Investment Life Holding Co.                    249,618      4,475,651       0.0%
    American Express Co.                                           891,891     59,239,400       0.4%
    American Financial Group, Inc.                                 167,502     12,478,899       0.1%
    American International Group, Inc.                             603,355     37,227,003       0.2%
    American National Bankshares, Inc.                               8,616        233,063       0.0%
#   American National Insurance Co.                                 42,427      4,970,747       0.0%
*   American River Bankshares                                        7,316         89,475       0.0%
    Ameriprise Financial, Inc.                                     210,669     18,621,033       0.1%
    Ameris Bancorp                                                 101,766      3,694,106       0.0%
    AMERISAFE, Inc.                                                 66,730      3,710,188       0.0%
    AmeriServ Financial, Inc.                                       18,864         61,308       0.0%
#   AmTrust Financial Services, Inc.                               474,770     12,529,180       0.1%
    Aon P.L.C.                                                      92,854     10,291,009       0.1%
*   Arch Capital Group, Ltd.                                       133,132     10,380,302       0.1%
    Argo Group International Holdings, Ltd.                         59,533      3,310,035       0.0%
#   Arrow Financial Corp.                                           26,236        829,058       0.0%
    Arthur J Gallagher & Co.                                       143,772      6,934,124       0.0%
#   Artisan Partners Asset Management, Inc. Class A                 51,397      1,336,322       0.0%
    Aspen Insurance Holdings, Ltd.                                 154,149      7,437,689       0.1%
    Associated Banc-Corp                                           342,767      6,958,170       0.0%
    Associated Capital Group, Inc. Class A                           9,012        305,957       0.0%
    Assurant, Inc.                                                 113,289      9,122,030       0.1%
    Assured Guaranty, Ltd.                                         399,083     11,928,591       0.1%
*   Asta Funding, Inc.                                              19,482        190,924       0.0%
    Astoria Financial Corp.                                        308,784      4,517,510       0.0%
    Atlantic American Corp.                                         11,687         44,411       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
*   Atlantic Coast Financial Corp.                                   1,723 $    11,062       0.0%
*   Atlanticus Holdings Corp.                                       36,049     124,369       0.0%
*   Atlas Financial Holdings, Inc.                                   3,215      55,137       0.0%
    Auburn National Bancorporation, Inc.                             1,955      54,251       0.0%
    Axis Capital Holdings, Ltd.                                    190,339  10,843,613       0.1%
    Baldwin & Lyons, Inc. Class A                                    2,126      50,928       0.0%
    Baldwin & Lyons, Inc. Class B                                   17,951     441,595       0.0%
#   Banc of California, Inc.                                        70,892     942,864       0.0%
    BancFirst Corp.                                                 31,863   2,284,577       0.0%
    Bancorp of New Jersey, Inc.                                        200       2,260       0.0%
*   Bancorp, Inc. (The)                                             78,096     486,538       0.0%
#   BancorpSouth, Inc.                                             314,491   7,390,538       0.1%
    Bank Mutual Corp.                                              102,907     802,675       0.0%
    Bank of America Corp.                                        4,757,621  78,500,746       0.5%
    Bank of Commerce Holdings                                        8,161      59,575       0.0%
#   Bank of Hawaii Corp.                                           118,126   8,877,169       0.1%
    Bank of New York Mellon Corp. (The)                            702,723  30,406,824       0.2%
#   Bank of the Ozarks, Inc.                                       236,848   8,753,902       0.1%
#   BankFinancial Corp.                                             48,482     609,419       0.0%
    BankUnited, Inc.                                               241,659   7,041,943       0.0%
    Banner Corp.                                                    86,520   3,905,513       0.0%
#   Bar Harbor Bankshares                                            7,620     276,987       0.0%
    BB&T Corp.                                                     389,625  15,273,300       0.1%
*   BBX Capital Corp. Class A                                          816      16,614       0.0%
    BCB Bancorp, Inc.                                                9,933     117,209       0.0%
    Bear State Financial, Inc.                                       6,577      58,141       0.0%
    Beneficial Bancorp, Inc.                                       195,115   2,829,167       0.0%
    Berkshire Bancorp, Inc.                                          3,850      31,378       0.0%
*   Berkshire Hathaway, Inc. Class B                               418,047  60,324,182       0.4%
    Berkshire Hills Bancorp, Inc.                                   78,010   2,305,195       0.0%
    BGC Partners, Inc. Class A                                     667,094   5,730,337       0.0%
    BlackRock, Inc.                                                 81,802  27,914,114       0.2%
#   Blue Hills Bancorp, Inc.                                         1,760      27,368       0.0%
    BNC Bancorp                                                     32,845     817,840       0.0%
#*  BofI Holding, Inc.                                             146,464   2,728,624       0.0%
#   BOK Financial Corp.                                            110,439   7,843,378       0.1%
    Boston Private Financial Holdings, Inc.                        288,322   3,791,434       0.0%
#   Bridge Bancorp, Inc.                                             6,374     175,604       0.0%
    Brookline Bancorp, Inc.                                        230,986   2,956,621       0.0%
    Brown & Brown, Inc.                                            382,275  14,090,656       0.1%
    Bryn Mawr Bank Corp.                                            38,875   1,220,675       0.0%
    C&F Financial Corp.                                              2,201      92,002       0.0%
    Calamos Asset Management, Inc. Class A                          35,476     229,175       0.0%
#   California First National Bancorp                                8,102     114,238       0.0%
    Camden National Corp.                                           27,384     904,220       0.0%
#   Capital Bank Financial Corp. Class A                            53,086   1,738,566       0.0%
    Capital City Bank Group, Inc.                                   23,859     358,839       0.0%
    Capital One Financial Corp.                                    327,273  24,231,293       0.2%
    Capitol Federal Financial, Inc.                                499,413   7,326,389       0.1%
    Cardinal Financial Corp.                                        98,667   2,592,969       0.0%
*   Carolina Bank Holdings, Inc.                                     1,200      23,988       0.0%
*   Cascade Bancorp                                                 37,490     229,064       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
           Cathay General Bancorp                                         199,362 $ 5,970,892       0.0%
           CBOE Holdings, Inc.                                             88,623   5,601,860       0.0%
           CenterState Banks, Inc.                                        102,629   1,917,110       0.0%
           Central Pacific Financial Corp.                                 53,858   1,380,381       0.0%
           Century Bancorp, Inc. Class A                                    3,952     179,223       0.0%
           Charles Schwab Corp. (The)                                     320,978  10,175,003       0.1%
           Charter Financial Corp.                                          4,056      51,308       0.0%
           Chemical Financial Corp.                                       133,457   5,731,978       0.0%
           Chubb, Ltd.                                                    228,621  29,034,867       0.2%
#          Cincinnati Financial Corp.                                     191,910  13,583,390       0.1%
           CIT Group, Inc.                                                192,802   7,004,497       0.0%
           Citigroup, Inc.                                              1,387,754  68,208,109       0.4%
#          Citizens Community Bancorp, Inc.                                 5,940      64,449       0.0%
           Citizens Financial Group, Inc.                                 358,761   9,449,765       0.1%
           Citizens Holding Co.                                             2,412      55,717       0.0%
#*         Citizens, Inc.                                                  80,221     624,119       0.0%
#          City Holding Co.                                                31,869   1,665,793       0.0%
#          Clifton Bancorp, Inc.                                           55,338     846,118       0.0%
           CME Group, Inc.                                                163,599  16,376,260       0.1%
           CNA Financial Corp.                                            156,069   5,707,443       0.0%
           CNB Financial Corp.                                             13,395     261,872       0.0%
           CNO Financial Group, Inc.                                      360,876   5,442,010       0.0%
           CoBiz Financial, Inc.                                          115,316   1,466,820       0.0%
           Codorus Valley Bancorp, Inc.                                     3,621      75,688       0.0%
           Cohen & Steers, Inc.                                            46,075   1,713,068       0.0%
*          Colony Bankcorp, Inc.                                            3,512      35,032       0.0%
           Columbia Banking System, Inc.                                  187,816   6,201,684       0.0%
           Comerica, Inc.                                                 177,793   9,261,237       0.1%
#          Commerce Bancshares, Inc.                                      245,179  12,214,818       0.1%
#          Commercial National Financial Corp.                              2,306      45,659       0.0%
#          Community Bank System, Inc.                                    122,706   5,780,680       0.0%
*          Community Bankers Trust Corp.                                    4,068      22,984       0.0%
           Community Trust Bancorp, Inc.                                   41,540   1,518,287       0.0%
           Community West Bancshares                                        3,113      25,371       0.0%
(degrees)* CommunityOne Bancorp                                               122       1,721       0.0%
           ConnectOne Bancorp, Inc.                                        30,321     556,390       0.0%
*          Consumer Portfolio Services, Inc.                               84,206     377,243       0.0%
#*         Cowen Group, Inc. Class A                                      192,855     626,779       0.0%
           Crawford & Co. Class A                                          36,655     329,528       0.0%
           Crawford & Co. Class B                                          39,704     446,670       0.0%
#*         Credit Acceptance Corp.                                         53,759   9,897,032       0.1%
#          Cullen/Frost Bankers, Inc.                                     137,762  10,468,534       0.1%
#*         Customers Bancorp, Inc.                                         56,357   1,525,584       0.0%
#          CVB Financial Corp.                                            376,391   6,315,841       0.0%
#          Diamond Hill Investment Group, Inc.                              5,615   1,021,986       0.0%
           Dime Community Bancshares, Inc.                                125,217   2,028,515       0.0%
           Discover Financial Services                                    437,054  24,619,252       0.2%
           Donegal Group, Inc. Class A                                     47,173     709,954       0.0%
           Donegal Group, Inc. Class B                                      5,678     104,617       0.0%
#*         Donnelley Financial Solutions, Inc.                             51,686   1,108,665       0.0%
*          E*TRADE Financial Corp.                                        294,989   8,306,890       0.1%
           Eagle Bancorp Montana, Inc.                                        751      11,716       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
*   Eagle Bancorp, Inc.                                           71,652 $ 3,521,696       0.0%
    East West Bancorp, Inc.                                      323,327  12,774,650       0.1%
    Eastern Virginia Bankshares, Inc.                              3,292      27,159       0.0%
#   Eaton Vance Corp.                                            232,257   8,142,930       0.1%
*   eHealth, Inc.                                                 27,417     214,675       0.0%
    EMC Insurance Group, Inc.                                     38,881     946,752       0.0%
#*  Emergent Capital, Inc.                                         2,113       5,853       0.0%
    Employers Holdings, Inc.                                      91,317   2,862,788       0.0%
#*  Encore Capital Group, Inc.                                    81,158   1,610,986       0.0%
    Endurance Specialty Holdings, Ltd.                           181,263  16,667,133       0.1%
#*  Enova International, Inc.                                     71,579     672,843       0.0%
#*  Enstar Group, Ltd.                                            30,881   5,206,537       0.0%
#   Enterprise Bancorp, Inc.                                       9,230     240,903       0.0%
    Enterprise Financial Services Corp.                           41,515   1,374,146       0.0%
    Erie Indemnity Co. Class A                                    67,439   6,905,079       0.0%
    ESSA Bancorp, Inc.                                            19,001     256,133       0.0%
    Evans Bancorp, Inc.                                            2,684      73,005       0.0%
    EverBank Financial Corp.                                     177,775   3,432,835       0.0%
#   Evercore Partners, Inc. Class A                              118,960   6,394,100       0.0%
#   Everest Re Group, Ltd.                                        62,989  12,819,521       0.1%
#*  Ezcorp, Inc. Class A                                         124,970   1,218,457       0.0%
#   FactSet Research Systems, Inc.                                39,653   6,135,112       0.0%
#   Farmers Capital Bank Corp.                                     7,346     230,664       0.0%
    FBL Financial Group, Inc. Class A                             44,583   2,822,104       0.0%
*   FCB Financial Holdings, Inc. Class A                          42,237   1,575,440       0.0%
    Federal Agricultural Mortgage Corp. Class A                    1,506      71,520       0.0%
    Federal Agricultural Mortgage Corp. Class C                   20,865     851,918       0.0%
#   Federated Investors, Inc. Class B                            267,185   7,213,995       0.1%
    Federated National Holding Co.                                48,967     876,999       0.0%
#   Fidelity & Guaranty Life                                       3,316      73,284       0.0%
    Fidelity Southern Corp.                                       44,580     812,693       0.0%
    Fifth Third Bancorp                                          974,265  21,200,006       0.1%
#   Financial Engines, Inc.                                       19,005     525,488       0.0%
    Financial Institutions, Inc.                                  27,285     732,602       0.0%
*   First Acceptance Corp.                                        34,466      29,641       0.0%
    First American Financial Corp.                               342,829  13,390,901       0.1%
*   First BanCorp(318672706)                                     149,112     764,945       0.0%
    First Bancorp(318910106)                                      36,692     725,401       0.0%
    First Bancorp of Indiana, Inc.                                   700      11,830       0.0%
    First Bancorp, Inc.                                           13,744     325,320       0.0%
*   First Bancshares, Inc.                                           569       6,026       0.0%
    First Bancshares, Inc. (The)                                     588      12,642       0.0%
    First Busey Corp.                                             94,396   2,181,492       0.0%
    First Business Financial Services, Inc.                        4,526      85,315       0.0%
#   First Citizens BancShares, Inc. Class A                       20,192   5,875,872       0.0%
    First Commonwealth Financial Corp.                           251,170   2,551,887       0.0%
    First Community Bancshares, Inc.                              36,579     828,514       0.0%
    First Defiance Financial Corp.                                17,109     675,463       0.0%
    First Federal of Northern Michigan Bancorp, Inc.               1,458       9,878       0.0%
    First Financial Bancorp                                      181,047   3,892,510       0.0%
#   First Financial Bankshares, Inc.                             104,222   3,772,836       0.0%
    First Financial Corp.                                         20,169     808,777       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Financials -- (Continued)
           First Financial Northwest, Inc.                               22,460 $   357,114       0.0%
#          First Horizon National Corp.                                 648,872   9,999,118       0.1%
           First Interstate BancSystem, Inc. Class A                     72,915   2,325,988       0.0%
           First Merchants Corp.                                         84,942   2,391,117       0.0%
           First Midwest Bancorp, Inc.                                  285,397   5,511,016       0.0%
#*         First NBC Bank Holding Co.                                    36,434     196,744       0.0%
           First of Long Island Corp. (The)                                 601      19,202       0.0%
(degrees)* First Place Financial Corp.                                   23,310          --       0.0%
           First Republic Bank                                          120,705   8,984,073       0.1%
           First South Bancorp, Inc.                                     10,177      98,717       0.0%
*          First United Corp.                                             5,415      63,356       0.0%
           FirstCash, Inc.                                              162,033   7,647,958       0.1%
*          Flagstar Bancorp, Inc.                                        91,195   2,501,479       0.0%
           Flushing Financial Corp.                                      75,618   1,619,738       0.0%
#          FNB Corp.                                                    478,674   6,256,269       0.0%
#          FNF Group                                                    339,723  12,199,453       0.1%
*          FNFV Group                                                   115,118   1,387,172       0.0%
           Franklin Resources, Inc.                                     269,800   9,081,468       0.1%
#          Fulton Financial Corp.                                       416,928   6,212,227       0.0%
#*         FXCM, Inc. Class A                                             5,025      39,195       0.0%
           Gain Capital Holdings, Inc.                                   87,964     404,634       0.0%
           GAINSCO, Inc.                                                  1,100      15,235       0.0%
           GAMCO Investors, Inc. Class A                                 12,793     363,449       0.0%
#*         Genworth Financial, Inc. Class A                             871,322   3,607,273       0.0%
#          German American Bancorp, Inc.                                 26,032   1,013,426       0.0%
           Glacier Bancorp, Inc.                                        241,253   6,817,810       0.0%
*          Global Indemnity P.L.C.                                       32,025     962,031       0.0%
           Goldman Sachs Group, Inc. (The)                              198,571  35,393,295       0.2%
           Gouverneur Bancorp, Inc.                                         600       8,400       0.0%
           Great Southern Bancorp, Inc.                                  31,930   1,320,305       0.0%
           Great Western Bancorp, Inc.                                   13,164     424,407       0.0%
*          Green Dot Corp. Class A                                      141,970   3,151,734       0.0%
#          Greenhill & Co., Inc.                                         64,279   1,507,343       0.0%
#*         Greenlight Capital Re, Ltd. Class A                           85,355   1,698,564       0.0%
           Guaranty Bancorp                                              11,502     218,538       0.0%
           Guaranty Federal Bancshares, Inc.                              1,840      30,489       0.0%
*          Hallmark Financial Services, Inc.                             42,245     437,658       0.0%
           Hancock Holding Co.                                          243,535   8,170,599       0.1%
           Hanmi Financial Corp.                                        105,492   2,637,300       0.0%
           Hanover Insurance Group, Inc. (The)                          112,910   8,602,613       0.1%
           Harleysville Savings Financial Corp.                           3,569      65,848       0.0%
           Hartford Financial Services Group, Inc. (The)                428,724  18,911,016       0.1%
           Hawthorn Bancshares, Inc.                                      3,019      43,625       0.0%
#          HCI Group, Inc.                                               43,775   1,186,740       0.0%
           Heartland Financial USA, Inc.                                 37,624   1,409,019       0.0%
           Heritage Commerce Corp.                                       57,946     628,714       0.0%
           Heritage Financial Corp.                                      52,493     965,871       0.0%
#          Heritage Insurance Holdings, Inc.                             23,530     277,419       0.0%
           Heritage Oaks Bancorp                                            974       7,743       0.0%
*          Hilltop Holdings, Inc.                                       301,208   7,439,838       0.1%
#          Hingham Institution for Savings                                1,548     222,061       0.0%
*          HMN Financial, Inc.                                            2,615      38,441       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
#   Home Bancorp, Inc.                                               8,770 $    251,787       0.0%
#   Home BancShares, Inc.                                          334,173    7,188,061       0.0%
*   HomeStreet, Inc.                                                39,081    1,076,682       0.0%
#*  HomeTrust Bancshares, Inc.                                       3,293       61,250       0.0%
    Hope Bancorp, Inc.                                             482,226    7,783,128       0.1%
    HopFed Bancorp, Inc.                                             3,213       36,564       0.0%
    Horace Mann Educators Corp.                                     77,478    2,785,334       0.0%
    Horizon Bancorp                                                  7,411      214,919       0.0%
    Huntington Bancshares, Inc.                                  1,777,852   18,845,231       0.1%
    Iberiabank Corp.                                               106,406    6,985,554       0.0%
    IF Bancorp, Inc.                                                   700       13,048       0.0%
    Independence Holding Co.                                        18,425      323,359       0.0%
    Independent Bank Corp.(453836108)                               70,894    3,909,804       0.0%
    Independent Bank Corp.(453838609)                                8,213      137,978       0.0%
    Independent Bank Group, Inc.                                     7,271      351,189       0.0%
    Infinity Property & Casualty Corp.                              19,978    1,637,197       0.0%
#   Interactive Brokers Group, Inc. Class A                        230,339    7,644,951       0.1%
    Intercontinental Exchange, Inc.                                 72,009   19,470,514       0.1%
    International Bancshares Corp.                                 175,412    5,411,460       0.0%
*   INTL. FCStone, Inc.                                             57,859    2,077,138       0.0%
    Invesco, Ltd.                                                  511,292   14,362,192       0.1%
    Investment Technology Group, Inc.                              103,611    1,586,284       0.0%
#   Investors Bancorp, Inc.                                        790,752    9,694,620       0.1%
    Investors Title Co.                                              2,281      218,976       0.0%
    James River Group Holdings, Ltd.                                   287       10,803       0.0%
    Janus Capital Group, Inc.                                      487,779    6,253,327       0.0%
    JPMorgan Chase & Co.                                         2,648,420  183,429,569       1.1%
*   KCG Holdings, Inc. Class A                                      99,968    1,275,592       0.0%
#   Kearny Financial Corp.                                         146,174    2,039,127       0.0%
    Kemper Corp.                                                   161,431    6,061,734       0.0%
    Kentucky First Federal Bancorp                                   3,283       26,674       0.0%
    KeyCorp                                                      1,157,509   16,344,027       0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                     16,106       32,856       0.0%
#   Lake Shore Bancorp, Inc.                                           449        6,187       0.0%
    Lake Sunapee Bank Group                                          5,906      107,607       0.0%
    Lakeland Bancorp, Inc.                                          58,877      833,110       0.0%
    Lakeland Financial Corp.                                        73,806    2,719,013       0.0%
    Landmark Bancorp, Inc.                                           3,300       87,450       0.0%
    LegacyTexas Financial Group, Inc.                              122,974    4,206,941       0.0%
    Legg Mason, Inc.                                               242,268    6,957,937       0.0%
#*  LendingTree, Inc.                                               18,558    1,481,856       0.0%
    Leucadia National Corp.                                        389,888    7,279,209       0.1%
    Lincoln National Corp.                                         257,890   12,659,820       0.1%
    Loews Corp.                                                    326,627   14,054,760       0.1%
#   LPL Financial Holdings, Inc.                                   307,685    9,525,928       0.1%
#   M&T Bank Corp.                                                  67,649    8,302,562       0.1%
    Macatawa Bank Corp.                                             39,247      319,078       0.0%
    Mackinac Financial Corp.                                         7,909       91,428       0.0%
*   Magyar Bancorp, Inc.                                             2,122       22,164       0.0%
    Maiden Holdings, Ltd.                                          227,495    3,105,307       0.0%
    MainSource Financial Group, Inc.                                48,374    1,207,415       0.0%
*   Malvern Bancorp, Inc.                                            2,294       40,604       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Manning & Napier, Inc.                                           8,718 $    60,154       0.0%
*   Markel Corp.                                                    15,795  13,859,007       0.1%
    MarketAxess Holdings, Inc.                                      55,975   8,438,791       0.1%
    Marlin Business Services Corp.                                  23,300     407,750       0.0%
    Marsh & McLennan Cos., Inc.                                    202,666  12,846,998       0.1%
    MB Financial, Inc.                                             200,888   7,310,314       0.1%
#*  MBIA, Inc.                                                     473,486   3,645,842       0.0%
    MBT Financial Corp.                                             13,759     121,079       0.0%
    Mercantile Bank Corp.                                           19,189     528,081       0.0%
    Merchants Bancshares, Inc.                                       9,216     396,288       0.0%
#   Mercury General Corp.                                          122,246   6,658,740       0.0%
    Meridian Bancorp, Inc.                                          94,762   1,511,454       0.0%
    Meta Financial Group, Inc.                                      11,940     874,605       0.0%
    MetLife, Inc.                                                  440,202  20,671,886       0.1%
*   MGIC Investment Corp.                                          277,958   2,268,137       0.0%
    Mid Penn Bancorp, Inc.                                           1,624      30,044       0.0%
#   MidSouth Bancorp, Inc.                                          12,123     124,261       0.0%
    MidWestOne Financial Group, Inc.                                 7,672     223,102       0.0%
#   Moelis & Co. Class A                                            19,459     494,259       0.0%
#   Moody's Corp.                                                   49,376   4,963,276       0.0%
    Morgan Stanley                                                 630,433  21,163,636       0.1%
    Morningstar, Inc.                                               55,758   3,938,188       0.0%
*   MSB Financial Corp.                                              1,549      20,757       0.0%
    MSCI, Inc.                                                     127,858  10,252,933       0.1%
    MutualFirst Financial, Inc.                                      6,697     183,163       0.0%
    Nasdaq, Inc.                                                   210,973  13,495,943       0.1%
    National Bank Holdings Corp. Class A                            67,252   1,636,914       0.0%
    National General Holdings Corp.                                 59,491   1,222,540       0.0%
    National Interstate Corp.                                       30,477     987,455       0.0%
    National Security Group, Inc. (The)                                977      16,629       0.0%
    National Western Life Group, Inc. Class A                        3,917     843,722       0.0%
*   Nationstar Mortgage Holdings, Inc.                              21,130     319,274       0.0%
    Navient Corp.                                                1,062,061  13,573,140       0.1%
    Navigators Group, Inc. (The)                                    37,719   3,515,411       0.0%
#   NBT Bancorp, Inc.                                              107,231   3,614,757       0.0%
    Nelnet, Inc. Class A                                            85,999   3,369,441       0.0%
#   New York Community Bancorp, Inc.                               519,546   7,460,681       0.1%
#*  NewStar Financial, Inc.                                         73,717     717,266       0.0%
*   Nicholas Financial, Inc.                                         8,516      81,924       0.0%
*   NMI Holdings, Inc. Class A                                      12,483      95,495       0.0%
    Northeast Bancorp                                                  301       3,371       0.0%
    Northeast Community Bancorp, Inc.                               10,493      76,074       0.0%
    Northern Trust Corp.                                           278,547  20,172,374       0.1%
    Northfield Bancorp, Inc.                                       141,578   2,328,958       0.0%
    Northrim BanCorp, Inc.                                           8,061     197,898       0.0%
    NorthStar Asset Management Group, Inc.                         269,229   3,688,437       0.0%
    Northway Financial, Inc.                                         2,363      54,349       0.0%
#   Northwest Bancshares, Inc.                                     371,552   5,848,228       0.0%
    Norwood Financial Corp.                                          2,272      65,888       0.0%
    Ocean Shore Holding Co.                                          9,412     226,829       0.0%
#   OceanFirst Financial Corp.                                      44,921     928,966       0.0%
#*  Ocwen Financial Corp.                                          183,013     781,466       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    OFG Bancorp                                                    136,038 $ 1,448,805       0.0%
    Ohio Valley Banc Corp.                                           3,467      83,728       0.0%
    Old Line Bancshares, Inc.                                        5,359     105,492       0.0%
    Old National Bancorp.                                          364,894   5,363,942       0.0%
    Old Point Financial Corp.                                          700      14,350       0.0%
    Old Republic International Corp.                               678,773  11,444,113       0.1%
    Old Second Bancorp, Inc.                                        13,666     105,911       0.0%
    OM Asset Management P.L.C.                                       3,500      49,245       0.0%
    OneBeacon Insurance Group, Ltd. Class A                         69,668     957,238       0.0%
#*  OneMain Holdings, Inc.                                         199,336   5,649,182       0.0%
    Oppenheimer Holdings, Inc. Class A                              16,285     227,990       0.0%
    Opus Bank                                                       20,869     418,423       0.0%
    Oritani Financial Corp.                                        147,307   2,305,355       0.0%
    Pacific Continental Corp.                                       28,972     496,870       0.0%
*   Pacific Mercantile Bancorp                                      10,106      56,594       0.0%
*   Pacific Premier Bancorp, Inc.                                   53,866   1,392,436       0.0%
    PacWest Bancorp                                                276,279  11,987,746       0.1%
#   Park National Corp.                                             22,265   2,158,146       0.0%
    Park Sterling Corp.                                             27,958     240,718       0.0%
*   Patriot National Bancorp, Inc.                                     130       1,690       0.0%
    PB Bancorp, Inc.                                                 3,978      35,802       0.0%
    Peapack Gladstone Financial Corp.                               15,390     325,498       0.0%
#   Penns Woods Bancorp, Inc.                                        6,223     264,477       0.0%
*   PennyMac Financial Services, Inc. Class A                        6,548     111,971       0.0%
#   People's United Financial, Inc.                                731,382  11,877,644       0.1%
    Peoples Bancorp of North Carolina, Inc.                          4,359      90,449       0.0%
    Peoples Bancorp, Inc.                                           24,167     598,617       0.0%
*   PHH Corp.                                                      106,205   1,542,097       0.0%
*   PICO Holdings, Inc.                                             40,315     487,811       0.0%
#   Pinnacle Financial Partners, Inc.                              110,859   5,720,324       0.0%
*   Piper Jaffray Cos.                                              23,362   1,321,121       0.0%
    PNC Financial Services Group, Inc. (The)                       322,658  30,846,105       0.2%
    Popular, Inc.                                                  224,901   8,163,906       0.1%
#*  PRA Group, Inc.                                                132,836   4,237,468       0.0%
    Preferred Bank                                                   6,481     245,760       0.0%
    Premier Financial Bancorp, Inc.                                  6,752     113,569       0.0%
#   Primerica, Inc.                                                162,492   8,888,312       0.1%
#   Principal Financial Group, Inc.                                345,611  18,870,361       0.1%
    PrivateBancorp, Inc.                                           211,232   9,556,136       0.1%
    ProAssurance Corp.                                             139,384   7,429,167       0.1%
    Progressive Corp. (The)                                        650,690  20,503,242       0.1%
    Prosperity Bancshares, Inc.                                    155,587   8,630,411       0.1%
    Provident Financial Holdings, Inc.                              13,977     266,681       0.0%
    Provident Financial Services, Inc.                             143,688   3,260,281       0.0%
#   Prudential Bancorp, Inc.                                         6,262      92,365       0.0%
    Prudential Financial, Inc.                                     204,694  17,356,004       0.1%
    Pzena Investment Management, Inc. Class A                        7,981      58,102       0.0%
    QCR Holdings, Inc.                                               3,047      99,028       0.0%
    Radian Group, Inc.                                             195,407   2,655,581       0.0%
    Raymond James Financial, Inc.                                  168,534  10,132,264       0.1%
*   Regional Management Corp.                                        7,750     172,592       0.0%
    Regions Financial Corp.                                      1,296,728  13,887,957       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Reinsurance Group of America, Inc.                              69,731 $ 7,521,186       0.1%
#   RenaissanceRe Holdings, Ltd.                                   104,490  12,987,062       0.1%
    Renasant Corp.                                                 112,721   3,803,207       0.0%
    Republic Bancorp, Inc. Class A                                  27,977     885,192       0.0%
#*  Republic First Bancorp, Inc.                                    20,055      79,217       0.0%
    Riverview Bancorp, Inc.                                         12,542      65,595       0.0%
#   RLI Corp.                                                      100,460   5,599,640       0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A                  13,512      35,131       0.0%
    S&P Global, Inc.                                                62,141   7,571,881       0.1%
    S&T Bancorp, Inc.                                               67,345   2,113,960       0.0%
#*  Safeguard Scientifics, Inc.                                     51,562     608,432       0.0%
    Safety Insurance Group, Inc.                                    55,820   3,779,014       0.0%
    Salisbury Bancorp, Inc.                                          1,248      38,938       0.0%
    Sandy Spring Bancorp, Inc.                                      49,844   1,580,055       0.0%
#*  Santander Consumer USA Holdings, Inc.                          361,914   4,415,351       0.0%
    SB Financial Group, Inc.                                         2,715      34,671       0.0%
*   Seacoast Banking Corp. of Florida                               30,593     532,624       0.0%
*   Security National Financial Corp. Class A                        5,666      35,413       0.0%
    SEI Investments Co.                                            105,678   4,684,706       0.0%
*   Select Bancorp, Inc.                                             2,277      18,444       0.0%
#   Selective Insurance Group, Inc.                                161,804   5,978,658       0.0%
#   ServisFirst Bancshares, Inc.                                    26,498   1,434,602       0.0%
    Shore Bancshares, Inc.                                           6,595      84,218       0.0%
    SI Financial Group, Inc.                                        10,889     142,101       0.0%
    Siebert Financial Corp.                                          8,302      10,045       0.0%
    Sierra Bancorp                                                  18,333     327,427       0.0%
*   Signature Bank                                                  76,997   9,282,758       0.1%
    Simmons First National Corp. Class A                            68,436   3,377,317       0.0%
*   SLM Corp.                                                    1,218,019   8,587,034       0.1%
    South State Corp.                                               66,053   4,844,988       0.0%
*   Southern First Bancshares, Inc.                                  3,032      80,500       0.0%
    Southern Missouri Bancorp, Inc.                                  2,922      71,852       0.0%
    Southern National Bancorp of Virginia, Inc.                      1,825      23,944       0.0%
#   Southside Bancshares, Inc.                                      50,202   1,637,589       0.0%
    Southwest Bancorp, Inc.                                         33,848     631,265       0.0%
    Southwest Georgia Financial Corp.                                1,954      31,323       0.0%
#   State Auto Financial Corp.                                      55,670   1,274,843       0.0%
    State Bank Financial Corp.                                      19,118     421,552       0.0%
    State National Cos., Inc.                                        1,941      19,856       0.0%
    State Street Corp.                                             236,324  16,592,308       0.1%
    Sterling Bancorp                                               446,330   8,033,940       0.1%
    Stewart Information Services Corp.                              86,256   3,877,207       0.0%
*   Stifel Financial Corp.                                         129,270   5,059,628       0.0%
#   Stock Yards Bancorp, Inc.                                       46,945   1,600,824       0.0%
    Suffolk Bancorp                                                 19,605     705,780       0.0%
    Summit State Bank                                                4,397      58,040       0.0%
#   Sun Bancorp, Inc.                                               10,180     234,140       0.0%
    SunTrust Banks, Inc.                                           283,064  12,802,985       0.1%
    Sussex Bancorp                                                   3,771      62,787       0.0%
#*  SVB Financial Group                                             87,830  10,738,974       0.1%
    Synchrony Financial                                          1,239,074  35,425,126       0.2%
    Synovus Financial Corp.                                        335,378  11,090,950       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    T Rowe Price Group, Inc.                                       140,611 $  9,000,510       0.1%
    TCF Financial Corp.                                            520,734    7,446,496       0.1%
    TD Ameritrade Holding Corp.                                    397,240   13,589,580       0.1%
    Territorial Bancorp, Inc.                                       17,602      502,009       0.0%
#   Teton Advisors, Inc. Class A                                        95        3,845       0.0%
*   Texas Capital Bancshares, Inc.                                 126,825    7,520,722       0.1%
#   TFS Financial Corp.                                            355,052    6,327,027       0.0%
    TheStreet, Inc.                                                 30,782       32,321       0.0%
    Timberland Bancorp, Inc.                                         5,770       94,974       0.0%
    Tiptree Financial, Inc. Class A                                128,893      747,579       0.0%
#   Tompkins Financial Corp.                                        30,663    2,430,963       0.0%
    Torchmark Corp.                                                157,503    9,987,265       0.1%
    Towne Bank                                                      50,007    1,240,174       0.0%
    Travelers Cos., Inc. (The)                                     327,051   35,380,377       0.2%
    Trico Bancshares                                                39,853    1,048,931       0.0%
    TrustCo Bank Corp. NY                                          304,270    2,129,890       0.0%
#   Trustmark Corp.                                                208,366    5,767,571       0.0%
    U.S. Bancorp.                                                1,202,817   53,838,089       0.3%
#   UMB Financial Corp.                                            115,139    7,144,375       0.0%
    Umpqua Holdings Corp.                                          535,764    8,186,474       0.1%
*   Unico American Corp.                                               100        1,133       0.0%
    Union Bankshares Corp.                                          94,753    2,646,451       0.0%
#   Union Bankshares, Inc.                                           2,439       80,487       0.0%
    United Bancshares, Inc.                                          2,086       40,677       0.0%
#   United Bankshares, Inc.                                        177,675    6,698,347       0.0%
    United Community Bancorp                                         1,156       18,265       0.0%
    United Community Banks, Inc.                                   175,454    3,784,543       0.0%
    United Community Financial Corp.                                11,197       82,298       0.0%
    United Financial Bancorp, Inc.                                 107,353    1,579,163       0.0%
    United Fire Group, Inc.                                         54,932    2,170,913       0.0%
#   United Insurance Holdings Corp.                                 29,376      425,952       0.0%
*   United Security Bancshares                                       9,591       59,464       0.0%
    Unity Bancorp, Inc.                                              7,055       86,777       0.0%
#   Universal Insurance Holdings, Inc.                             154,584    3,292,639       0.0%
    Univest Corp. of Pennsylvania                                   56,771    1,348,311       0.0%
    Unum Group                                                     254,156    8,997,122       0.1%
    Validus Holdings, Ltd.                                         187,872    9,600,259       0.1%
#   Valley National Bancorp                                        560,079    5,522,379       0.0%
    Value Line, Inc.                                                 7,363      131,871       0.0%
#   Virtus Investment Partners, Inc.                                21,816    2,340,857       0.0%
    Voya Financial, Inc.                                           159,229    4,864,446       0.0%
    VSB Bancorp, Inc.                                                  134        1,840       0.0%
#   Waddell & Reed Financial, Inc. Class A                         137,897    2,167,741       0.0%
*   Walker & Dunlop, Inc.                                          116,481    2,803,698       0.0%
    Washington Federal, Inc.                                       331,449    9,031,985       0.1%
    Washington Trust Bancorp, Inc.                                  32,044    1,470,820       0.0%
    Waterstone Financial, Inc.                                      52,579      891,214       0.0%
    Wayne Savings Bancshares, Inc.                                   1,615       23,660       0.0%
#   Webster Financial Corp.                                        250,116   10,104,686       0.1%
    Wells Fargo & Co.                                            4,176,562  192,163,618       1.1%
    WesBanco, Inc.                                                  92,340    3,038,909       0.0%
    West Bancorporation, Inc.                                       54,386    1,049,650       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Financials -- (Continued)
#   Westamerica Bancorporation                                    67,002 $    3,320,619       0.0%
*   Western Alliance Bancorp                                     283,403     10,587,936       0.1%
#   Western New England Bancorp, Inc.                             56,880        449,349       0.0%
    Westwood Holdings Group, Inc.                                 11,840        610,352       0.0%
    White Mountains Insurance Group, Ltd.                          9,148      7,590,279       0.1%
    Willis Towers Watson P.L.C.                                  129,239     16,271,190       0.1%
#   Wintrust Financial Corp.                                     122,937      6,632,451       0.0%
#   WisdomTree Investments, Inc.                                 235,235      2,018,316       0.0%
#*  World Acceptance Corp.                                        24,217      1,150,792       0.0%
#   WR Berkley Corp.                                             199,778     11,407,324       0.1%
    WSFS Financial Corp.                                          52,484      1,839,564       0.0%
    WVS Financial Corp.                                            2,157         26,423       0.0%
#*  Xenith Bankshares, Inc.                                          912          2,134       0.0%
    XL Group, Ltd.                                               280,092      9,719,192       0.1%
    Yadkin Financial Corp.                                        81,315      2,255,678       0.0%
#   Zions Bancorporation                                         317,529     10,227,609       0.1%
                                                                         --------------      ----
Total Financials                                                          2,881,803,775      17.1%
                                                                         --------------      ----
Health Care -- (9.6%)
#   Abaxis, Inc.                                                  34,305      1,637,721       0.0%
    Abbott Laboratories                                          977,224     38,346,270       0.2%
    AbbVie, Inc.                                                 320,451     17,874,757       0.1%
*   ABIOMED, Inc.                                                 36,312      3,812,397       0.0%
#*  Acadia Healthcare Co., Inc.                                  121,978      4,386,329       0.0%
#*  ACADIA Pharmaceuticals, Inc.                                  17,080        398,135       0.0%
#*  Accretive Health, Inc.                                        10,626         25,396       0.0%
#*  Accuray, Inc.                                                  2,536         12,426       0.0%
    Aceto Corp.                                                   78,201      1,433,424       0.0%
#*  Achillion Pharmaceuticals, Inc.                                  936          5,878       0.0%
#*  Acorda Therapeutics, Inc.                                     83,128      1,471,366       0.0%
#*  Adamas Pharmaceuticals, Inc.                                   3,338         45,864       0.0%
#   Adcare Health Systems, Inc.                                    4,107          6,900       0.0%
#*  Addus HomeCare Corp.                                          30,606        774,332       0.0%
    Aetna, Inc.                                                  313,328     33,635,761       0.2%
    Agilent Technologies, Inc.                                   308,147     13,425,965       0.1%
#*  Air Methods Corp.                                            138,163      3,654,411       0.0%
#*  Akorn, Inc.                                                  203,035      4,862,688       0.0%
*   Albany Molecular Research, Inc.                               57,748        900,291       0.0%
*   Alere, Inc.                                                  169,936      7,592,740       0.1%
*   Alexion Pharmaceuticals, Inc.                                 38,892      5,075,406       0.0%
#*  Align Technology, Inc.                                       110,539      9,497,511       0.1%
#*  Alkermes P.L.C.                                               37,369      1,883,771       0.0%
*   Allergan P.L.C.                                              179,192     37,440,376       0.2%
*   Alliance HealthCare Services, Inc.                            12,755        106,504       0.0%
*   Allied Healthcare Products, Inc.                               6,964          8,287       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        448,581      5,387,458       0.0%
*   Almost Family, Inc.                                           27,102      1,063,754       0.0%
#*  Alnylam Pharmaceuticals, Inc.                                 24,555        874,158       0.0%
*   AMAG Pharmaceuticals, Inc.                                    27,690        711,633       0.0%
#*  Amedisys, Inc.                                                62,284      2,694,406       0.0%
*   American Shared Hospital Services                              4,179         12,224       0.0%
#   AmerisourceBergen Corp.                                       45,215      3,179,519       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
    Amgen, Inc.                                                  302,107 $42,645,424       0.3%
#*  Amicus Therapeutics, Inc.                                      6,394      44,119       0.0%
*   AMN Healthcare Services, Inc.                                190,615   6,252,172       0.0%
#*  Amphastar Pharmaceuticals, Inc.                               17,910     324,887       0.0%
#*  Amsurg Corp.                                                 179,063  10,699,014       0.1%
#   Analogic Corp.                                                28,442   2,327,978       0.0%
*   AngioDynamics, Inc.                                           73,860   1,177,328       0.0%
#*  ANI Pharmaceuticals, Inc.                                      4,927     294,142       0.0%
*   Anika Therapeutics, Inc.                                      53,817   2,387,322       0.0%
    Anthem, Inc.                                                 221,103  26,943,612       0.2%
*   Aptevo Therapeutics, Inc.                                     52,865     116,832       0.0%
#*  Aralez Pharmaceuticals, Inc.                                  44,728     182,043       0.0%
#*  ArQule, Inc.                                                  26,787      35,895       0.0%
*   Arrhythmia Research Technology, Inc.                           1,790       7,429       0.0%
*   Assembly Biosciences, Inc.                                     4,031      56,918       0.0%
#*  athenahealth, Inc.                                            21,606   2,232,332       0.0%
    Atrion Corp.                                                   4,902   2,152,713       0.0%
*   Aviragen Therapeutics, Inc.                                    5,213       6,568       0.0%
    Baxter International, Inc.                                   297,709  14,167,971       0.1%
    Becton Dickinson and Co.                                      71,544  12,012,953       0.1%
#*  Bio-Rad Laboratories, Inc. Class A                            54,465   8,609,827       0.1%
*   Bio-Rad Laboratories, Inc. Class B                             2,960     476,560       0.0%
#   Bio-Techne Corp.                                              51,790   5,385,642       0.0%
*   Bioanalytical Systems, Inc.                                    2,068       1,572       0.0%
*   Biogen, Inc.                                                  68,007  19,054,201       0.1%
#*  BioMarin Pharmaceutical, Inc.                                 35,450   2,854,434       0.0%
*   BioScrip, Inc.                                               183,767     494,333       0.0%
*   BioSpecifics Technologies Corp.                               14,361     623,124       0.0%
*   BioTelemetry, Inc.                                           102,356   1,811,701       0.0%
#*  Bluebird Bio, Inc.                                            22,584   1,078,386       0.0%
*   Boston Scientific Corp.                                      501,645  11,036,190       0.1%
*   Bovie Medical Corp.                                           16,167      89,080       0.0%
    Bristol-Myers Squibb Co.                                     260,859  13,280,332       0.1%
#*  Brookdale Senior Living, Inc.                                302,549   4,365,782       0.0%
#   Bruker Corp.                                                 172,802   3,540,713       0.0%
*   Cambrex Corp.                                                111,975   4,512,592       0.0%
    Cantel Medical Corp.                                          74,179   5,283,770       0.0%
*   Capital Senior Living Corp.                                  121,268   1,936,650       0.0%
    Cardinal Health, Inc.                                        133,521   9,171,557       0.1%
*   Catalent, Inc.                                               145,461   3,317,965       0.0%
#*  Catalyst Biosciences, Inc.                                     2,100       1,512       0.0%
*   Celgene Corp.                                                144,936  14,809,560       0.1%
*   Celsion Corp.                                                  1,650       1,733       0.0%
*   Centene Corp.                                                249,465  15,586,573       0.1%
#*  Cerner Corp.                                                  60,976   3,571,974       0.0%
*   Charles River Laboratories International, Inc.               101,731   7,719,348       0.1%
#   Chemed Corp.                                                  46,427   6,565,706       0.1%
    Cigna Corp.                                                  203,814  24,219,218       0.2%
*   Civitas Solutions, Inc.                                        1,852      31,669       0.0%
#*  Community Health Systems, Inc.                               343,259   1,812,408       0.0%
#   Computer Programs & Systems, Inc.                             22,595     589,730       0.0%
#*  Concert Pharmaceuticals, Inc.                                 21,867     168,813       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
#   CONMED Corp.                                                  55,287 $ 2,211,480       0.0%
#   Cooper Cos., Inc. (The)                                       36,167   6,366,839       0.1%
*   CorVel Corp.                                                  45,111   1,558,585       0.0%
    CR Bard, Inc.                                                 38,595   8,362,765       0.1%
*   Cross Country Healthcare, Inc.                                68,004     759,605       0.0%
    CryoLife, Inc.                                                83,711   1,423,087       0.0%
#*  Cumberland Pharmaceuticals, Inc.                              29,618     140,686       0.0%
*   Cutera, Inc.                                                  22,365     292,982       0.0%
*   Cynosure, Inc. Class A                                        59,685   2,545,565       0.0%
    Danaher Corp.                                                286,716  22,521,542       0.1%
*   DaVita, Inc.                                                 320,177  18,768,776       0.1%
    DENTSPLY SIRONA, Inc.                                        240,802  13,862,971       0.1%
#*  Depomed, Inc.                                                187,676   4,196,435       0.0%
#*  DexCom, Inc.                                                  27,240   2,131,258       0.0%
#*  Dicerna Pharmaceuticals, Inc.                                    900       2,799       0.0%
    Digirad Corp.                                                 23,800     104,720       0.0%
#*  Diplomat Pharmacy, Inc.                                       36,131     837,155       0.0%
*   Edwards Lifesciences Corp.                                   101,760   9,689,587       0.1%
    Eli Lilly & Co.                                              212,044  15,657,329       0.1%
#*  Emergent BioSolutions, Inc.                                  105,730   2,825,106       0.0%
*   Endo International P.L.C.                                    134,227   2,516,756       0.0%
    Ensign Group, Inc. (The)                                     139,230   2,571,578       0.0%
#*  Envision Healthcare Holdings, Inc.                           220,409   4,359,690       0.0%
*   Enzo Biochem, Inc.                                            74,161     452,382       0.0%
*   Exactech, Inc.                                                24,651     595,322       0.0%
#*  Exelixis, Inc.                                                 3,900      41,301       0.0%
*   Express Scripts Holding Co.                                  708,012  47,720,009       0.3%
#*  Five Prime Therapeutics, Inc.                                 92,680   4,497,760       0.0%
*   Five Star Quality Care, Inc.                                 100,626     281,753       0.0%
#*  Fluidigm Corp.                                                 4,067      18,830       0.0%
#*  Genesis Healthcare, Inc.                                      34,371      90,052       0.0%
    Gilead Sciences, Inc.                                        353,662  26,040,133       0.2%
#*  Globus Medical, Inc. Class A                                 190,701   4,220,213       0.0%
*   Haemonetics Corp.                                            106,023   3,542,228       0.0%
#*  Halyard Health, Inc.                                          95,063   3,075,288       0.0%
#*  Hanger, Inc.                                                  63,789     510,312       0.0%
*   Harvard Bioscience, Inc.                                      60,395     144,948       0.0%
*   HCA Holdings, Inc.                                            62,915   4,814,885       0.0%
#*  HealthEquity, Inc.                                            26,535     881,758       0.0%
#   HealthSouth Corp.                                            161,201   6,472,220       0.1%
*   HealthStream, Inc.                                            86,555   2,334,388       0.0%
*   Healthways, Inc.                                              91,675   2,273,540       0.0%
#*  Henry Schein, Inc.                                            70,911  10,579,921       0.1%
    Hill-Rom Holdings, Inc.                                      164,147   9,095,385       0.1%
*   HMS Holdings Corp.                                           174,384   3,674,271       0.0%
*   Hologic, Inc.                                                440,257  15,853,655       0.1%
#*  Horizon Pharma P.L.C.                                        366,265   6,123,951       0.0%
    Humana, Inc.                                                 169,557  29,084,112       0.2%
*   ICU Medical, Inc.                                             42,110   5,865,923       0.0%
#*  Idera Pharmaceuticals, Inc.                                   30,405      47,128       0.0%
#*  IDEXX Laboratories, Inc.                                      57,480   6,158,407       0.0%
*   Illumina, Inc.                                                23,007   3,132,173       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Health Care -- (Continued)
*           Impax Laboratories, Inc.                                       150,742 $  3,029,914       0.0%
*           INC Research Holdings, Inc. Class A                             82,119    3,752,838       0.0%
#*          Incyte Corp.                                                    71,949    6,257,405       0.0%
            Innoviva, Inc.                                                   4,154       42,786       0.0%
#*          Inogen, Inc.                                                    31,360    1,683,091       0.0%
#*          Insys Therapeutics, Inc.                                        25,530      275,979       0.0%
*           Integer Holdings Corp.                                          47,633    1,050,308       0.0%
#*          Integra LifeSciences Holdings Corp.                             84,787    6,741,414       0.1%
#*          Intercept Pharmaceuticals, Inc.                                 11,146    1,379,206       0.0%
*           Interpace Diagnostics Group, Inc.                               21,336        2,720       0.0%
*           Intuitive Surgical, Inc.                                         8,819    5,927,074       0.0%
#           Invacare Corp.                                                 102,022      933,501       0.0%
#*          iRadimed Corp.                                                   2,040       19,278       0.0%
*           IRIDEX Corp.                                                    12,103      163,996       0.0%
#*          Jazz Pharmaceuticals P.L.C.                                     24,763    2,710,806       0.0%
            Johnson & Johnson                                            1,146,077  132,933,471       0.8%
*           Juniper Pharmaceuticals, Inc.                                      811        4,582       0.0%
*           Karyopharm Therapeutics, Inc.                                    1,986       14,379       0.0%
            Kewaunee Scientific Corp.                                        3,000       66,150       0.0%
#           Kindred Healthcare, Inc.                                       262,509    2,585,714       0.0%
*           Laboratory Corp. of America Holdings                           123,808   15,518,095       0.1%
#           Landauer, Inc.                                                  10,002      435,087       0.0%
#*          Lannett Co., Inc.                                              101,012    2,212,163       0.0%
            LeMaitre Vascular, Inc.                                         49,735    1,041,451       0.0%
*           LHC Group, Inc.                                                 40,053    1,372,616       0.0%
*           LifePoint Health, Inc.                                         115,624    6,920,096       0.1%
#*          Ligand Pharmaceuticals, Inc.                                    36,470    3,491,273       0.0%
#*          Lipocine, Inc.                                                  41,781      134,117       0.0%
*           LivaNova P.L.C.                                                 61,247    3,471,480       0.0%
*           Luminex Corp.                                                   84,309    1,756,156       0.0%
*           Magellan Health, Inc.                                           83,014    4,271,070       0.0%
*           Mallinckrodt P.L.C.                                            154,637    9,163,789       0.1%
*           Masimo Corp.                                                   126,336    6,948,480       0.1%
            McKesson Corp.                                                 112,427   14,297,342       0.1%
(degrees)#* Medcath Corp.                                                   26,258           --       0.0%
#*          Medicines Co. (The)                                            202,610    6,675,999       0.1%
#*          MediciNova, Inc.                                                 5,363       36,415       0.0%
#*          MEDNAX, Inc.                                                   141,029    8,638,026       0.1%
            Medtronic P.L.C.                                               632,272   51,858,949       0.3%
            Merck & Co., Inc.                                            1,166,009   68,468,048       0.4%
#           Meridian Bioscience, Inc.                                      118,029    1,941,577       0.0%
*           Merit Medical Systems, Inc.                                    105,694    2,319,983       0.0%
*           Mettler-Toledo International, Inc.                              13,911    5,621,157       0.0%
*           Misonix, Inc.                                                    8,260       50,799       0.0%
#*          Molina Healthcare, Inc.                                        155,630    8,467,828       0.1%
#*          Momenta Pharmaceuticals, Inc.                                   88,278      984,300       0.0%
*           Mylan NV                                                       210,250    7,674,125       0.1%
#*          Myriad Genetics, Inc.                                          135,659    2,673,839       0.0%
            National HealthCare Corp.                                       20,876    1,350,677       0.0%
#           National Research Corp. Class A                                 29,412      451,474       0.0%
            National Research Corp. Class B                                  4,902      182,158       0.0%
*           Natus Medical, Inc.                                             73,044    2,874,281       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
#*  Nektar Therapeutics                                             22,811 $    282,856       0.0%
#*  Neogen Corp.                                                    68,487    3,608,580       0.0%
*   Neurocrine Biosciences, Inc.                                    43,764    1,915,550       0.0%
#*  NewLink Genetics Corp.                                          10,777      130,941       0.0%
#*  NuVasive, Inc.                                                 105,680    6,312,266       0.0%
*   Nuvectra Corp.                                                  15,877       85,259       0.0%
*   Omnicell, Inc.                                                  86,195    2,812,112       0.0%
#*  OPKO Health, Inc.                                              346,194    3,261,147       0.0%
*   OraSure Technologies, Inc.                                     120,898      907,944       0.0%
*   Orthofix International NV                                       49,347    1,808,568       0.0%
#   Owens & Minor, Inc.                                            188,242    6,108,453       0.0%
*   Pain Therapeutics, Inc.                                         50,349       28,311       0.0%
#*  PAREXEL International Corp.                                    111,511    6,496,631       0.1%
#   Patterson Cos., Inc.                                           269,568   11,513,249       0.1%
    PDL BioPharma, Inc.                                            149,198      480,418       0.0%
    PerkinElmer, Inc.                                              151,966    7,733,550       0.1%
#   Perrigo Co. P.L.C.                                              45,643    3,797,041       0.0%
    Pfizer, Inc.                                                 4,006,194  127,036,412       0.8%
*   PharMerica Corp.                                                76,347    1,817,059       0.0%
#   Phibro Animal Health Corp. Class A                              20,278      526,214       0.0%
#*  Premier, Inc. Class A                                           64,811    2,063,582       0.0%
*   Prestige Brands Holdings, Inc.                                 167,109    7,566,696       0.1%
#*  Progenics Pharmaceuticals, Inc.                                 38,261      192,453       0.0%
#*  ProPhase Labs, Inc.                                             19,981       40,362       0.0%
*   Providence Service Corp. (The)                                  47,720    1,930,990       0.0%
    Psychemedics Corp.                                               1,810       42,499       0.0%
    Quality Systems, Inc.                                          164,071    2,114,875       0.0%
    Quest Diagnostics, Inc.                                        214,056   17,432,721       0.1%
*   Quidel Corp.                                                    59,225    1,143,043       0.0%
*   Quintiles IMS Holdings, Inc.                                   105,097    7,539,659       0.1%
#*  Quorum Health Corp.                                             85,814      346,689       0.0%
*   RadNet, Inc.                                                    86,100      598,395       0.0%
#*  Regeneron Pharmaceuticals, Inc.                                 21,372    7,373,767       0.1%
#*  Repligen Corp.                                                  51,897    1,482,697       0.0%
#   ResMed, Inc.                                                    67,431    4,030,351       0.0%
*   Retractable Technologies, Inc.                                   7,725       20,394       0.0%
#*  Retrophin, Inc.                                                 11,127      209,744       0.0%
*   Rigel Pharmaceuticals, Inc.                                    135,614      352,596       0.0%
*   RTI Surgical, Inc.                                             118,166      301,323       0.0%
*   SciClone Pharmaceuticals, Inc.                                 127,863    1,144,374       0.0%
*   SeaSpine Holdings Corp.                                         17,658      164,396       0.0%
#*  Seattle Genetics, Inc.                                          52,304    2,704,117       0.0%
#*  Select Medical Holdings Corp.                                  358,976    4,666,688       0.0%
    Simulations Plus, Inc.                                           4,400       36,960       0.0%
    Span-America Medical Systems, Inc.                               3,812       69,798       0.0%
#*  Spectrum Pharmaceuticals, Inc.                                  99,819      353,359       0.0%
    St Jude Medical, Inc.                                          332,002   25,843,036       0.2%
    STERIS P.L.C.                                                   90,152    6,023,957       0.0%
    Stryker Corp.                                                   85,680    9,883,188       0.1%
*   Sucampo Pharmaceuticals, Inc. Class A                          103,937    1,184,882       0.0%
*   Supernus Pharmaceuticals, Inc.                                  88,750    1,757,250       0.0%
#*  Surgical Care Affiliates, Inc.                                 109,147    4,670,400       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Health Care -- (Continued)
*   Surmodics, Inc.                                               43,052 $    1,071,995       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                          31,610      3,208,731       0.0%
#*  Team Health Holdings, Inc.                                    80,106      3,432,542       0.0%
    Teleflex, Inc.                                                83,335     11,927,739       0.1%
#*  Tenet Healthcare Corp.                                       221,940      4,374,437       0.0%
#*  TESARO, Inc.                                                  20,570      2,486,502       0.0%
#*  Theravance Biopharma, Inc.                                     3,588         90,166       0.0%
    Thermo Fisher Scientific, Inc.                               263,037     38,674,330       0.2%
#*  Triple-S Management Corp. Class B                             65,573      1,356,050       0.0%
#*  United Therapeutics Corp.                                     85,959     10,321,097       0.1%
    UnitedHealth Group, Inc.                                     576,403     81,463,036       0.5%
*   Universal American Corp.                                     199,550      1,498,620       0.0%
    Universal Health Services, Inc. Class B                      138,443     16,711,455       0.1%
    US Physical Therapy, Inc.                                     39,877      2,269,001       0.0%
    Utah Medical Products, Inc.                                    7,296        453,446       0.0%
#*  Varian Medical Systems, Inc.                                  40,072      3,635,733       0.0%
#*  Vascular Solutions, Inc.                                      43,901      2,001,886       0.0%
*   VCA, Inc.                                                    174,938     10,751,689       0.1%
#*  Veeva Systems, Inc. Class A                                   85,101      3,306,174       0.0%
*   Versartis, Inc.                                                3,100         34,255       0.0%
*   Vertex Pharmaceuticals, Inc.                                  24,122      1,829,895       0.0%
*   VWR Corp.                                                    276,715      7,612,430       0.1%
*   Waters Corp.                                                  26,778      3,725,891       0.0%
*   WellCare Health Plans, Inc.                                  134,935     15,316,472       0.1%
    West Pharmaceutical Services, Inc.                           115,503      8,781,693       0.1%
#*  Wright Medical Group NV                                       65,220      1,428,970       0.0%
*   Xencor, Inc.                                                   4,061         86,459       0.0%
*   Zafgen, Inc.                                                   3,187          9,593       0.0%
    Zimmer Biomet Holdings, Inc.                                 111,475     11,749,465       0.1%
    Zoetis, Inc.                                                 171,864      8,215,099       0.1%
                                                                         --------------      ----
Total Health Care                                                         1,788,288,024      10.6%
                                                                         --------------      ----
Industrials -- (12.4%)
    3M Co.                                                       171,848     28,406,474       0.2%
#   AAON, Inc.                                                   124,185      3,719,341       0.0%
    AAR Corp.                                                     69,064      2,221,789       0.0%
    ABM Industries, Inc.                                         127,943      5,000,012       0.0%
    Acacia Research Corp.                                         71,606        418,895       0.0%
*   ACCO Brands Corp.                                            292,093      3,242,232       0.0%
*   Accuride Corp.                                                25,236         61,828       0.0%
    Acme United Corp.                                              2,302         50,322       0.0%
#   Actuant Corp. Class A                                        126,367      2,817,984       0.0%
#   Acuity Brands, Inc.                                           34,496      7,712,271       0.1%
#   Advanced Drainage Systems, Inc.                               42,351        808,904       0.0%
*   Advisory Board Co. (The)                                      76,923      3,061,535       0.0%
*   AECOM                                                        399,617     11,129,333       0.1%
*   Aegion Corp.                                                  89,592      1,658,348       0.0%
*   AeroCentury Corp.                                              1,459         13,058       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                            150,740      2,653,024       0.0%
#*  Aerovironment, Inc.                                           57,390      1,376,786       0.0%
#   AGCO Corp.                                                   226,129     11,550,669       0.1%
#   Air Lease Corp.                                              267,424      8,092,250       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Air Transport Services Group, Inc.                           156,498 $ 2,070,469       0.0%
    Aircastle, Ltd.                                               92,667   1,904,307       0.0%
    Alamo Group, Inc.                                             21,263   1,380,394       0.0%
    Alaska Air Group, Inc.                                       263,148  19,004,549       0.1%
    Albany International Corp. Class A                            67,354   2,744,676       0.0%
#   Allegiant Travel Co.                                          38,450   5,302,255       0.0%
    Allegion P.L.C.                                               83,230   5,313,403       0.0%
    Allied Motion Technologies, Inc.                              34,043     673,371       0.0%
    Allison Transmission Holdings, Inc.                          466,510  13,664,078       0.1%
    Altra Industrial Motion Corp.                                 73,606   2,171,377       0.0%
    AMERCO                                                        36,423  11,742,411       0.1%
*   Ameresco, Inc. Class A                                        37,184     178,483       0.0%
#   American Airlines Group, Inc.                                199,017   8,080,090       0.1%
#   American Railcar Industries, Inc.                             39,572   1,455,458       0.0%
#*  American Superconductor Corp.                                    952       6,102       0.0%
*   American Woodmark Corp.                                       57,381   4,286,361       0.0%
    AMETEK, Inc.                                                 258,282  11,390,236       0.1%
*   AMREP Corp.                                                    9,572      70,641       0.0%
    AO Smith Corp.                                               206,600   9,332,122       0.1%
#   Apogee Enterprises, Inc.                                      87,201   3,553,441       0.0%
#   Applied Industrial Technologies, Inc.                         97,622   4,959,198       0.0%
*   ARC Document Solutions, Inc.                                 121,704     417,445       0.0%
#   ArcBest Corp.                                                 42,847     852,655       0.0%
    Arconic, Inc.                                                369,130  10,601,414       0.1%
    Argan, Inc.                                                   62,593   3,558,412       0.0%
*   Armstrong Flooring, Inc.                                      72,257   1,169,841       0.0%
#*  Armstrong World Industries, Inc.                             135,718   5,089,425       0.0%
*   Arotech Corp.                                                  5,156      13,663       0.0%
    Astec Industries, Inc.                                        55,582   3,077,020       0.0%
*   Astronics Corp.                                               48,367   1,790,546       0.0%
#*  Astronics Corp. Class B                                       25,127     929,708       0.0%
*   Atlas Air Worldwide Holdings, Inc.                            71,785   3,004,202       0.0%
*   Avalon Holdings Corp. Class A                                  1,202       3,312       0.0%
*   Avis Budget Group, Inc.                                      317,277  10,267,084       0.1%
    AZZ, Inc.                                                     80,423   4,282,525       0.0%
#   B/E Aerospace, Inc.                                          121,949   7,258,404       0.1%
#*  Babcock & Wilcox Enterprises, Inc.                           128,425   2,021,410       0.0%
    Barnes Group, Inc.                                           140,689   5,605,050       0.0%
#   Barrett Business Services, Inc.                               14,376     644,476       0.0%
*   Beacon Roofing Supply, Inc.                                  136,897   5,755,150       0.0%
*   BlueLinx Holdings, Inc.                                        8,614      67,878       0.0%
#*  BMC Stock Holdings, Inc.                                      39,984     661,735       0.0%
    Boeing Co. (The)                                             141,970  20,220,787       0.1%
    Brady Corp. Class A                                           89,210   2,952,851       0.0%
#   Briggs & Stratton Corp.                                       95,581   1,779,718       0.0%
    Brink's Co. (The)                                            179,742   7,108,796       0.1%
*   Broadwind Energy, Inc.                                         2,072       9,013       0.0%
#*  Builders FirstSource, Inc.                                   212,701   2,056,819       0.0%
    BWX Technologies, Inc.                                       190,448   7,469,371       0.1%
*   CAI International, Inc.                                       39,300     299,073       0.0%
    Carlisle Cos., Inc.                                          108,618  11,388,597       0.1%
*   Casella Waste Systems, Inc. Class A                          104,332   1,168,518       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Caterpillar, Inc.                                            431,816 $36,039,363       0.2%
*   CBIZ, Inc.                                                   144,310   1,594,626       0.0%
    CDI Corp.                                                     32,781     201,603       0.0%
#   CEB, Inc.                                                     62,925   3,061,301       0.0%
    CECO Environmental Corp.                                      39,124     387,328       0.0%
#   Celadon Group, Inc.                                           71,433     464,315       0.0%
#   CH Robinson Worldwide, Inc.                                   67,324   4,586,111       0.0%
*   Chart Industries, Inc.                                        94,830   2,630,584       0.0%
    Chicago Bridge & Iron Co. NV                                 252,776   8,093,888       0.1%
    Chicago Rivet & Machine Co.                                      653      19,819       0.0%
#   Cintas Corp.                                                  77,276   8,243,031       0.1%
    CIRCOR International, Inc.                                    38,357   2,062,839       0.0%
*   Civeo Corp.                                                  196,714     222,287       0.0%
#   CLARCOR, Inc.                                                132,171   8,222,358       0.1%
#*  Clean Harbors, Inc.                                          163,300   7,727,356       0.1%
*   Colfax Corp.                                                 273,352   8,689,860       0.1%
    Columbus McKinnon Corp.                                       41,266     804,274       0.0%
    Comfort Systems USA, Inc.                                    113,001   3,260,079       0.0%
#*  Command Security Corp.                                        10,654      27,913       0.0%
#*  Commercial Vehicle Group, Inc.                                35,269     160,121       0.0%
    CompX International, Inc.                                      3,471      38,702       0.0%
*   Continental Building Products, Inc.                          107,903   2,206,616       0.0%
*   Continental Materials Corp.                                    1,019      22,367       0.0%
    Copa Holdings SA Class A                                      77,108   7,111,671       0.1%
#*  Copart, Inc.                                                 204,025  10,705,192       0.1%
#   Covanta Holding Corp.                                        366,455   5,496,825       0.0%
*   Covenant Transportation Group, Inc. Class A                   53,509     855,609       0.0%
*   CPI Aerostructures, Inc.                                       8,781      59,272       0.0%
*   CRA International, Inc.                                       21,132     658,050       0.0%
    Crane Co.                                                    154,172  10,485,238       0.1%
#*  CSW Industrials, Inc.                                          1,453      44,970       0.0%
    CSX Corp.                                                    987,114  30,116,848       0.2%
#   Cubic Corp.                                                   48,337   2,063,990       0.0%
    Cummins, Inc.                                                146,559  18,733,171       0.1%
    Curtiss-Wright Corp.                                         137,399  12,313,698       0.1%
#   Deere & Co.                                                  165,751  14,635,813       0.1%
    Delta Air Lines, Inc.                                        458,693  19,159,607       0.1%
#   Deluxe Corp.                                                 132,555   8,112,366       0.1%
*   DigitalGlobe, Inc.                                           169,629   4,257,688       0.0%
#   Donaldson Co., Inc.                                          213,983   7,814,659       0.1%
    Douglas Dynamics, Inc.                                        88,105   2,828,171       0.0%
    Dover Corp.                                                  211,747  14,163,757       0.1%
*   Ducommun, Inc.                                                19,169     364,978       0.0%
    Dun & Bradstreet Corp. (The)                                  41,634   5,198,005       0.0%
*   DXP Enterprises, Inc.                                         32,170     700,984       0.0%
#*  Dycom Industries, Inc.                                       108,398   8,339,058       0.1%
    Dynamic Materials Corp.                                       21,782     236,335       0.0%
    Eastern Co. (The)                                              6,782     133,605       0.0%
    Eaton Corp. P.L.C.                                           281,045  17,922,240       0.1%
#*  Echo Global Logistics, Inc.                                   73,441   1,556,949       0.0%
    Ecology and Environment, Inc. Class A                          3,767      36,917       0.0%
    EMCOR Group, Inc.                                            166,286  10,053,652       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Emerson Electric Co.                                           321,806 $16,309,128       0.1%
    Encore Wire Corp.                                               48,432   1,653,953       0.0%
#*  Energy Focus, Inc.                                                  54         221       0.0%
*   Energy Recovery, Inc.                                           58,749     717,325       0.0%
    EnerSys                                                        123,163   8,021,606       0.1%
*   Engility Holdings, Inc.                                         33,032     949,009       0.0%
    Ennis, Inc.                                                     60,538     886,882       0.0%
    EnPro Industries, Inc.                                          40,849   2,210,748       0.0%
    EnviroStar, Inc.                                                   100         785       0.0%
    Equifax, Inc.                                                   99,170  12,294,105       0.1%
    ESCO Technologies, Inc.                                         58,277   2,596,240       0.0%
    Espey Manufacturing & Electronics Corp.                          4,614     117,311       0.0%
    Essendant, Inc.                                                 90,065   1,382,498       0.0%
#*  Esterline Technologies Corp.                                    72,444   5,321,012       0.0%
#   Expeditors International of Washington, Inc.                    83,843   4,315,399       0.0%
#   Exponent, Inc.                                                  67,176   3,845,826       0.0%
#   Fastenal Co.                                                   127,276   4,961,218       0.0%
    Federal Signal Corp.                                           230,431   2,829,693       0.0%
    FedEx Corp.                                                    216,896  37,809,311       0.2%
#   Flowserve Corp.                                                182,926   7,746,916       0.1%
    Fluor Corp.                                                    205,155  10,666,008       0.1%
    Fortive Corp.                                                  173,408   8,852,478       0.1%
    Fortune Brands Home & Security, Inc.                           165,484   9,040,391       0.1%
    Forward Air Corp.                                               76,645   3,166,971       0.0%
*   Franklin Covey Co.                                              39,267     718,586       0.0%
    Franklin Electric Co., Inc.                                    102,017   3,718,520       0.0%
    FreightCar America, Inc.                                        38,983     509,118       0.0%
*   FTI Consulting, Inc.                                           151,062   5,885,376       0.0%
*   Fuel Tech, Inc.                                                 30,552      39,259       0.0%
    G&K Services, Inc. Class A                                      62,332   5,902,840       0.0%
#   GATX Corp.                                                      77,786   3,404,693       0.0%
*   Gencor Industries, Inc.                                          9,567     115,761       0.0%
#*  Generac Holdings, Inc.                                         117,083   4,459,691       0.0%
#   General Cable Corp.                                            166,267   2,327,738       0.0%
    General Dynamics Corp.                                         121,066  18,249,489       0.1%
    General Electric Co.                                         2,865,545  83,387,360       0.5%
#*  Genesee & Wyoming, Inc. Class A                                143,096   9,721,942       0.1%
*   Gibraltar Industries, Inc.                                      73,359   2,853,665       0.0%
    Global Brass & Copper Holdings, Inc.                            50,926   1,461,576       0.0%
*   Global Power Equipment Group, Inc.                              23,539      87,094       0.0%
#*  Golden Ocean Group, Ltd.                                        20,259      73,743       0.0%
*   Goldfield Corp. (The)                                           18,424      50,666       0.0%
    Gorman-Rupp Co. (The)                                           40,713     977,926       0.0%
*   GP Strategies Corp.                                             59,612   1,540,970       0.0%
#   Graco, Inc.                                                     82,089   6,148,466       0.0%
    Graham Corp.                                                    17,619     314,499       0.0%
    Granite Construction, Inc.                                      96,433   4,740,646       0.0%
*   Great Lakes Dredge & Dock Corp.                                142,215     504,863       0.0%
#   Greenbrier Cos., Inc. (The)                                     47,338   1,491,147       0.0%
#   Griffon Corp.                                                   98,568   1,646,086       0.0%
    H&E Equipment Services, Inc.                                   114,508   1,597,387       0.0%
    Hardinge, Inc.                                                  16,040     155,588       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Harsco Corp.                                                 221,029 $ 2,155,033       0.0%
*   Hawaiian Holdings, Inc.                                      221,730   9,983,393       0.1%
*   HC2 Holdings, Inc.                                            10,474      41,687       0.0%
*   HD Supply Holdings, Inc.                                     127,275   4,200,075       0.0%
#   Healthcare Services Group, Inc.                               65,365   2,416,544       0.0%
#   Heartland Express, Inc.                                      267,979   4,930,814       0.0%
    HEICO Corp.                                                   60,394   4,080,219       0.0%
    HEICO Corp. Class A                                           87,610   5,256,600       0.0%
    Heidrick & Struggles International, Inc.                      49,096     908,276       0.0%
*   Herc Holdings, Inc.                                           62,895   1,892,511       0.0%
*   Heritage-Crystal Clean, Inc.                                   7,298      95,604       0.0%
    Herman Miller, Inc.                                          208,893   5,807,225       0.0%
*   Hertz Global Holdings, Inc.                                  156,750   5,196,263       0.0%
#   Hexcel Corp.                                                 198,362   9,023,487       0.1%
*   Hill International, Inc.                                      51,954     200,023       0.0%
    Hillenbrand, Inc.                                            203,357   6,171,885       0.1%
    HNI Corp.                                                    131,526   5,347,847       0.0%
    Honeywell International, Inc.                                287,849  31,571,278       0.2%
    Houston Wire & Cable Co.                                      30,850     165,048       0.0%
*   Hub Group, Inc. Class A                                       97,589   3,557,119       0.0%
    Hubbell, Inc.                                                104,726  10,945,962       0.1%
    Hudson Global, Inc.                                           43,679      62,898       0.0%
    Huntington Ingalls Industries, Inc.                          116,762  18,840,716       0.1%
    Hurco Cos., Inc.                                              13,995     366,669       0.0%
*   Huron Consulting Group, Inc.                                  54,812   3,072,213       0.0%
#   Hyster-Yale Materials Handling, Inc.                          30,307   1,764,170       0.0%
*   ICF International, Inc.                                       43,541   2,020,302       0.0%
    IDEX Corp.                                                   110,571   9,557,757       0.1%
*   IES Holdings, Inc.                                            20,151     301,257       0.0%
    Illinois Tool Works, Inc.                                    102,413  11,631,044       0.1%
    Ingersoll-Rand P.L.C.                                        329,563  22,176,294       0.1%
*   InnerWorkings, Inc.                                          237,765   2,094,710       0.0%
*   Innovative Solutions & Support, Inc.                          19,910      63,513       0.0%
    Insperity, Inc.                                               65,250   4,906,800       0.0%
    Insteel Industries, Inc.                                      58,530   1,574,457       0.0%
    Interface, Inc.                                              165,605   2,624,839       0.0%
#*  Intersections, Inc.                                           30,961      68,114       0.0%
    ITT, Inc.                                                    240,089   8,455,935       0.1%
*   Jacobs Engineering Group, Inc.                               200,638  10,348,908       0.1%
#   JB Hunt Transport Services, Inc.                              61,308   5,003,346       0.0%
*   JetBlue Airways Corp.                                        874,966  15,294,406       0.1%
    John Bean Technologies Corp.                                  61,832   4,937,285       0.0%
    Johnson Controls International P.L.C.                        643,611  25,950,396       0.2%
    Joy Global, Inc.                                             165,856   4,615,772       0.0%
    Kadant, Inc.                                                  17,092     882,802       0.0%
#   Kaman Corp.                                                   84,492   3,688,921       0.0%
    Kansas City Southern                                         121,850  10,693,556       0.1%
    KAR Auction Services, Inc.                                   359,196  15,294,566       0.1%
    KBR, Inc.                                                    300,945   4,456,995       0.0%
    Kelly Services, Inc. Class A                                  84,006   1,573,432       0.0%
#   Kelly Services, Inc. Class B                                   1,275      23,435       0.0%
    Kennametal, Inc.                                             243,296   6,887,710       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Key Technology, Inc.                                           7,462 $    76,933       0.0%
    Kforce, Inc.                                                 101,391   1,759,134       0.0%
    Kimball International, Inc. Class B                          114,202   1,427,525       0.0%
#*  Kirby Corp.                                                  147,861   8,716,406       0.1%
#*  KLX, Inc.                                                    153,958   5,299,234       0.0%
#   Knight Transportation, Inc.                                  281,835   8,243,674       0.1%
    Knoll, Inc.                                                  166,751   3,608,492       0.0%
    Korn/Ferry International                                     110,421   2,251,484       0.0%
#*  Kratos Defense & Security Solutions, Inc.                    164,415     924,012       0.0%
    L-3 Communications Holdings, Inc.                             88,731  12,150,823       0.1%
#   Landstar System, Inc.                                         70,807   5,037,918       0.0%
*   Lawson Products, Inc.                                         12,431     234,324       0.0%
#*  Layne Christensen Co.                                         34,483     295,519       0.0%
#   LB Foster Co. Class A                                         18,418     228,383       0.0%
#   Lennox International, Inc.                                    45,367   6,618,592       0.1%
#   Lincoln Electric Holdings, Inc.                              156,703  10,315,758       0.1%
#   Lindsay Corp.                                                 20,998   1,644,143       0.0%
*   LMI Aerospace, Inc.                                           21,661     162,674       0.0%
    Lockheed Martin Corp.                                         59,437  14,644,088       0.1%
    LS Starrett Co. (The) Class A                                 10,357      95,284       0.0%
*   LSC Communications, Inc.                                      51,686   1,252,869       0.0%
    LSI Industries, Inc.                                          63,529     546,349       0.0%
*   Lydall, Inc.                                                  35,647   1,666,497       0.0%
    Macquarie Infrastructure Corp.                                79,047   6,466,835       0.1%
#*  Manitex International, Inc.                                    2,123      11,783       0.0%
#   Manitowoc Co., Inc. (The)                                    323,776   1,308,055       0.0%
#*  Manitowoc Foodservice, Inc.                                  333,776   5,043,355       0.0%
    ManpowerGroup, Inc.                                          111,195   8,539,776       0.1%
    Marten Transport, Ltd.                                        63,332   1,298,306       0.0%
    Masco Corp.                                                  163,229   5,040,512       0.0%
*   MasTec, Inc.                                                 222,208   6,344,038       0.1%
*   Mastech Digital, Inc.                                          3,567      26,378       0.0%
    Matson, Inc.                                                 128,816   5,144,911       0.0%
    Matthews International Corp. Class A                          74,044   4,435,236       0.0%
    McGrath RentCorp                                              48,534   1,460,873       0.0%
*   Mercury Systems, Inc.                                         78,110   2,169,896       0.0%
#*  Meritor, Inc.                                                223,621   2,298,824       0.0%
*   MFRI, Inc.                                                     6,501      52,008       0.0%
#*  Middleby Corp. (The)                                          57,821   6,482,312       0.1%
    Miller Industries, Inc.                                       16,917     371,328       0.0%
*   Mistras Group, Inc.                                           52,569   1,100,795       0.0%
#   Mobile Mini, Inc.                                            125,752   3,187,813       0.0%
*   Moog, Inc. Class A                                            84,526   4,908,425       0.0%
*   Moog, Inc. Class B                                             6,265     363,777       0.0%
*   MRC Global, Inc.                                             358,436   5,283,347       0.0%
    MSA Safety, Inc.                                             102,856   5,996,505       0.0%
#   MSC Industrial Direct Co., Inc. Class A                      127,488   9,281,126       0.1%
    Mueller Industries, Inc.                                     130,491   3,952,572       0.0%
    Mueller Water Products, Inc. Class A                         614,800   7,574,336       0.1%
#   Multi-Color Corp.                                             48,853   3,171,781       0.0%
*   MYR Group, Inc.                                               63,726   1,901,584       0.0%
    National Presto Industries, Inc.                              10,320     900,420       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Navigant Consulting, Inc.                                    125,523 $ 2,937,238       0.0%
*   NCI Building Systems, Inc.                                    88,327   1,271,909       0.0%
    Nielsen Holdings P.L.C.                                      332,245  14,957,670       0.1%
#*  NL Industries, Inc.                                           66,217     211,894       0.0%
#   NN, Inc.                                                      78,536   1,386,160       0.0%
#   Nordson Corp.                                                115,673  11,582,337       0.1%
    Norfolk Southern Corp.                                       248,281  23,090,133       0.2%
    Northrop Grumman Corp.                                        73,523  16,836,767       0.1%
*   Northwest Pipe Co.                                            15,204     199,324       0.0%
#*  NOW, Inc.                                                    177,294   3,822,459       0.0%
#*  NV5 Global, Inc.                                               5,531     158,187       0.0%
#*  Old Dominion Freight Line, Inc.                              228,131  17,036,823       0.1%
    Omega Flex, Inc.                                               8,973     341,243       0.0%
*   On Assignment, Inc.                                          134,780   4,637,780       0.0%
    Orbital ATK, Inc.                                            144,885  10,773,649       0.1%
#*  Orion Energy Systems, Inc.                                    30,093      35,811       0.0%
*   Orion Marine Group, Inc.                                      34,844     281,540       0.0%
    Oshkosh Corp.                                                231,655  12,393,543       0.1%
    Owens Corning                                                261,607  12,761,189       0.1%
#   PACCAR, Inc.                                                 320,859  17,621,576       0.1%
*   PAM Transportation Services, Inc.                              4,682      92,235       0.0%
    Park-Ohio Holdings Corp.                                      28,653     915,463       0.0%
    Parker-Hannifin Corp.                                        175,158  21,500,645       0.1%
*   Patrick Industries, Inc.                                      72,906   4,181,159       0.0%
#*  Patriot Transportation Holding, Inc.                           3,487      74,517       0.0%
*   Pendrell Corp.                                                 6,753      45,043       0.0%
#   Pentair P.L.C.                                               193,118  10,646,595       0.1%
*   Performant Financial Corp.                                   119,747     358,044       0.0%
*   PGT, Inc.                                                    202,961   1,989,018       0.0%
    Pitney Bowes, Inc.                                           212,904   3,798,207       0.0%
#*  Plug Power, Inc.                                               2,629       4,022       0.0%
*   Ply Gem Holdings, Inc.                                        63,397     868,539       0.0%
    Powell Industries, Inc.                                       21,001     743,225       0.0%
*   Power Solutions International, Inc.                            2,080      19,864       0.0%
    Preformed Line Products Co.                                    8,209     353,151       0.0%
#   Primoris Services Corp.                                      131,113   2,626,193       0.0%
#*  Proto Labs, Inc.                                              15,437     690,034       0.0%
    Providence and Worcester Railroad Co.                          3,494      87,315       0.0%
    Quad/Graphics, Inc.                                           27,203     646,343       0.0%
    Quanex Building Products Corp.                               101,905   1,661,052       0.0%
*   Quanta Services, Inc.                                        321,975   9,256,781       0.1%
*   Radiant Logistics, Inc.                                       38,901      97,253       0.0%
#   Raven Industries, Inc.                                        97,890   2,099,741       0.0%
    Raytheon Co.                                                 145,071  19,818,149       0.1%
#*  RBC Bearings, Inc.                                            54,745   3,906,056       0.0%
    RCM Technologies, Inc.                                        15,191     107,552       0.0%
    Regal Beloit Corp.                                            99,314   5,869,457       0.0%
    Republic Services, Inc.                                      396,258  20,855,059       0.1%
    Resources Connection, Inc.                                    99,846   1,482,713       0.0%
*   Rexnord Corp.                                                305,444   6,075,281       0.0%
*   Roadrunner Transportation Systems, Inc.                       74,195     563,882       0.0%
    Robert Half International, Inc.                               74,722   2,796,097       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Rockwell Automation, Inc.                                     70,845 $ 8,481,563       0.1%
#   Rockwell Collins, Inc.                                        69,385   5,850,543       0.0%
#   Rollins, Inc.                                                154,877   4,773,309       0.0%
#   Roper Technologies, Inc.                                      76,318  13,226,673       0.1%
*   RPX Corp.                                                    124,871   1,218,741       0.0%
    RR Donnelley & Sons Co.                                      137,830   2,446,483       0.0%
*   Rush Enterprises, Inc. Class A                                66,775   1,752,844       0.0%
*   Rush Enterprises, Inc. Class B                                 8,637     219,380       0.0%
    Ryder System, Inc.                                           202,969  14,084,019       0.1%
*   Saia, Inc.                                                    88,327   3,148,858       0.0%
#*  Sensata Technologies Holding NV                              236,825   8,461,757       0.1%
    Servotronics, Inc.                                             1,473      15,982       0.0%
*   SIFCO Industries, Inc.                                         7,118      73,315       0.0%
    Simpson Manufacturing Co., Inc.                              101,084   4,326,395       0.0%
    SkyWest, Inc.                                                 91,028   2,744,494       0.0%
#   Snap-on, Inc.                                                 70,661  10,888,860       0.1%
#*  SolarCity Corp.                                               55,287   1,083,625       0.0%
    Southwest Airlines Co.                                       755,846  30,271,632       0.2%
*   SP Plus Corp.                                                 26,773     674,680       0.0%
#*  Sparton Corp.                                                 11,200     268,016       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                    206,791  10,413,995       0.1%
#*  Spirit Airlines, Inc.                                        203,121   9,735,590       0.1%
*   SPX Corp.                                                     80,563   1,531,503       0.0%
*   SPX FLOW, Inc.                                                93,439   2,344,385       0.0%
    Standex International Corp.                                   36,426   2,782,946       0.0%
    Stanley Black & Decker, Inc.                                 176,767  20,123,155       0.1%
    Steelcase, Inc. Class A                                      256,095   3,418,868       0.0%
#*  Stericycle, Inc.                                              37,601   3,011,464       0.0%
#*  Sterling Construction Co., Inc.                               23,323     169,791       0.0%
#   Sun Hydraulics Corp.                                          57,326   1,687,104       0.0%
    Supreme Industries, Inc. Class A                              42,344     516,173       0.0%
#*  Swift Transportation Co.                                     238,044   5,327,425       0.0%
#*  TASER International, Inc.                                     94,811   2,121,870       0.0%
#*  Team, Inc.                                                    65,053   2,000,380       0.0%
*   Teledyne Technologies, Inc.                                   94,199  10,143,348       0.1%
#   Tennant Co.                                                   48,433   3,048,857       0.0%
    Terex Corp.                                                  225,028   5,373,669       0.0%
    Tetra Tech, Inc.                                             149,854   5,761,886       0.0%
#   Textainer Group Holdings, Ltd.                                82,635     628,026       0.0%
    Textron, Inc.                                                321,773  12,896,662       0.1%
*   Thermon Group Holdings, Inc.                                  45,816     839,807       0.0%
    Timken Co. (The)                                             203,855   6,737,408       0.1%
#   Titan International, Inc.                                    105,661   1,076,686       0.0%
*   Titan Machinery, Inc.                                         34,120     316,975       0.0%
    Toro Co. (The)                                               125,869   6,026,608       0.0%
#   TransDigm Group, Inc.                                         20,390   5,555,459       0.0%
*   TransUnion                                                    10,273     320,929       0.0%
*   TRC Cos., Inc.                                                31,592     257,475       0.0%
*   Trex Co., Inc.                                                70,114   3,772,834       0.0%
*   TriMas Corp.                                                  80,587   1,446,537       0.0%
*   TriNet Group, Inc.                                            64,273   1,206,404       0.0%
#   Trinity Industries, Inc.                                     461,420   9,851,317       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Industrials -- (Continued)
    Triton International, Ltd.                                    86,087 $    1,039,070       0.0%
#   Triumph Group, Inc.                                          138,330      3,278,421       0.0%
*   TrueBlue, Inc.                                                95,516      1,671,530       0.0%
#*  Tutor Perini Corp.                                           112,788      2,148,611       0.0%
    Twin Disc, Inc.                                               22,640        244,738       0.0%
*   Ultralife Corp.                                               19,679         80,684       0.0%
    UniFirst Corp.                                                33,932      4,156,670       0.0%
    Union Pacific Corp.                                          697,153     61,474,952       0.4%
*   United Continental Holdings, Inc.                            476,006     26,765,817       0.2%
    United Parcel Service, Inc. Class B                          130,524     14,065,266       0.1%
*   United Rentals, Inc.                                         257,532     19,484,871       0.1%
    United Technologies Corp.                                    668,943     68,365,975       0.4%
#*  Univar, Inc.                                                  27,304        607,514       0.0%
    Universal Forest Products, Inc.                               53,097      4,565,811       0.0%
    Universal Logistics Holdings, Inc.                            27,780        345,861       0.0%
    US Ecology, Inc.                                              68,828      2,907,983       0.0%
*   USA Truck, Inc.                                               21,309        175,373       0.0%
#*  USG Corp.                                                    419,466     10,562,154       0.1%
    Valmont Industries, Inc.                                      51,632      6,606,314       0.1%
*   Vectrus, Inc.                                                 18,697        313,549       0.0%
*   Verisk Analytics, Inc.                                        82,023      6,688,976       0.1%
*   Veritiv Corp.                                                  7,828        422,321       0.0%
*   Versar, Inc.                                                  15,761         19,544       0.0%
    Viad Corp.                                                    44,598      1,850,817       0.0%
*   Vicor Corp.                                                   34,427        438,944       0.0%
*   Virco Manufacturing Corp.                                     11,119         47,256       0.0%
*   Volt Information Sciences, Inc.                               23,850        156,218       0.0%
    VSE Corp.                                                     20,836        600,910       0.0%
#*  Wabash National Corp.                                        236,122      2,656,373       0.0%
#*  WABCO Holdings, Inc.                                          57,210      5,632,897       0.0%
#   Wabtec Corp.                                                 133,939     10,354,824       0.1%
    Waste Connections, Inc.                                       27,156      2,042,403       0.0%
    Waste Management, Inc.                                       233,510     15,332,267       0.1%
    Watsco, Inc.                                                  61,345      8,422,055       0.1%
    Watsco, Inc. Class B                                           5,058        693,047       0.0%
#   Watts Water Technologies, Inc. Class A                        51,100      3,066,000       0.0%
#   Werner Enterprises, Inc.                                     239,133      5,751,149       0.0%
#*  Wesco Aircraft Holdings, Inc.                                190,856      2,452,500       0.0%
*   WESCO International, Inc.                                    108,748      5,894,142       0.0%
    West Corp.                                                   135,089      2,663,955       0.0%
*   Westport Fuel Systems, Inc.                                   47,824         74,127       0.0%
*   Willdan Group, Inc.                                           16,716        268,459       0.0%
*   Willis Lease Finance Corp.                                     8,926        237,521       0.0%
    Woodward, Inc.                                               156,896      9,253,726       0.1%
#   WW Grainger, Inc.                                             36,977      7,695,653       0.1%
#*  XPO Logistics, Inc.                                          258,915      8,526,071       0.1%
    Xylem, Inc.                                                  318,602     15,398,035       0.1%
#*  YRC Worldwide, Inc.                                           64,079        569,022       0.0%
                                                                         --------------      ----
Total Industrials                                                         2,327,099,294      13.8%
                                                                         --------------      ----
Information Technology -- (16.7%)
#*  3D Systems Corp.                                              49,622        688,257       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#*  8x8, Inc.                                                        9,360 $    133,380       0.0%
    Accenture P.L.C. Class A                                       148,622   17,275,821       0.1%
*   ACI Worldwide, Inc.                                            308,667    5,593,046       0.0%
    Activision Blizzard, Inc.                                      406,617   17,553,656       0.1%
*   Actua Corp.                                                    137,680    1,603,972       0.0%
#*  Acxiom Corp.                                                   159,167    3,749,975       0.0%
*   ADDvantage Technologies Group, Inc.                              7,817       14,461       0.0%
*   Adobe Systems, Inc.                                             74,188    7,975,952       0.1%
    ADTRAN, Inc.                                                   101,518    1,842,552       0.0%
*   Advanced Energy Industries, Inc.                                86,123    4,108,067       0.0%
#*  Advanced Micro Devices, Inc.                                   887,340    6,415,468       0.0%
*   Agilysys, Inc.                                                  63,001      607,960       0.0%
#*  Akamai Technologies, Inc.                                      187,861   13,050,704       0.1%
#*  Alliance Data Systems Corp.                                     39,407    8,057,549       0.1%
*   Alpha & Omega Semiconductor, Ltd.                               62,483    1,320,266       0.0%
*   Alphabet, Inc. Class A                                          92,515   74,927,898       0.5%
*   Alphabet, Inc. Class C                                          97,000   76,100,380       0.5%
    Amdocs, Ltd.                                                   133,008    7,774,318       0.1%
    American Software, Inc. Class A                                 46,319      483,107       0.0%
*   Amkor Technology, Inc.                                         410,186    3,802,424       0.0%
    Amphenol Corp. Class A                                         131,379    8,661,817       0.1%
*   Amtech Systems, Inc.                                            16,226       73,179       0.0%
    Analog Devices, Inc.                                           223,653   14,336,157       0.1%
#*  Angie's List, Inc.                                              49,651      382,313       0.0%
*   Anixter International, Inc.                                     69,635    4,578,501       0.0%
*   ANSYS, Inc.                                                     91,726    8,379,170       0.1%
    Apple, Inc.                                                  3,310,342  375,856,231       2.2%
    Applied Materials, Inc.                                        469,595   13,655,823       0.1%
*   Applied Optoelectronics, Inc.                                    5,228      100,534       0.0%
#*  Arista Networks, Inc.                                           56,520    4,790,070       0.0%
*   ARRIS International P.L.C.                                     427,581   11,878,200       0.1%
*   Arrow Electronics, Inc.                                        231,515   14,150,197       0.1%
#*  Aspen Technology, Inc.                                          92,778    4,568,389       0.0%
    AstroNova, Inc.                                                  9,339      135,882       0.0%
*   Autobytel, Inc.                                                  3,757       61,427       0.0%
#*  Autodesk, Inc.                                                  42,800    3,093,584       0.0%
    Automatic Data Processing, Inc.                                 96,437    8,395,805       0.1%
*   Aviat Networks, Inc.                                             7,377       62,631       0.0%
*   Avid Technology, Inc.                                           98,700      648,459       0.0%
    Avnet, Inc.                                                    270,221   11,335,771       0.1%
    AVX Corp.                                                      234,355    3,285,657       0.0%
*   Aware, Inc.                                                     27,858      145,558       0.0%
*   Axcelis Technologies, Inc.                                      81,625    1,114,181       0.0%
*   AXT, Inc.                                                      103,221      531,588       0.0%
#   Badger Meter, Inc.                                              78,973    2,538,982       0.0%
*   Bankrate, Inc.                                                 142,501    1,111,508       0.0%
*   Barracuda Networks, Inc.                                        74,708    1,742,191       0.0%
    Bel Fuse, Inc. Class A                                           4,354       84,468       0.0%
    Bel Fuse, Inc. Class B                                          15,126      360,755       0.0%
    Belden, Inc.                                                   103,554    6,711,335       0.1%
*   Benchmark Electronics, Inc.                                     86,360    2,171,954       0.0%
    Black Box Corp.                                                 56,824      653,476       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#*  Black Knight Financial Services, Inc. Class A                    4,923 $    193,720       0.0%
#   Blackbaud, Inc.                                                 75,206    4,617,648       0.0%
#*  Blackhawk Network Holdings, Inc.                               140,903    4,854,108       0.0%
*   Blucora, Inc.                                                   75,507    1,004,243       0.0%
    Booz Allen Hamilton Holding Corp.                              164,821    5,022,096       0.0%
*   Bottomline Technologies de, Inc.                                63,828    1,448,257       0.0%
    Broadcom, Ltd.                                                 160,505   27,330,791       0.2%
    Broadridge Financial Solutions, Inc.                           123,450    7,982,277       0.1%
#*  BroadSoft, Inc.                                                  2,789      115,883       0.0%
#*  BroadVision, Inc.                                                6,453       29,038       0.0%
    Brocade Communications Systems, Inc.                         1,098,905   11,648,393       0.1%
    Brooks Automation, Inc.                                        200,239    2,609,114       0.0%
*   BSQUARE Corp.                                                   30,337      125,899       0.0%
    CA, Inc.                                                       506,433   15,567,750       0.1%
    Cabot Microelectronics Corp.                                    56,571    3,126,113       0.0%
*   CACI International, Inc. Class A                                71,231    6,969,953       0.1%
*   Cadence Design Systems, Inc.                                   246,642    6,309,102       0.0%
#*  CalAmp Corp.                                                    93,192    1,204,041       0.0%
*   Calix, Inc.                                                    146,797      917,481       0.0%
#*  Cardtronics P.L.C. Class A                                     160,452    8,022,600       0.1%
*   Cartesian, Inc.                                                  3,573        2,451       0.0%
#   Cass Information Systems, Inc.                                  20,708    1,115,333       0.0%
#*  Cavium, Inc.                                                    26,709    1,507,723       0.0%
    CDK Global, Inc.                                                42,677    2,330,591       0.0%
    CDW Corp.                                                      202,774    9,106,580       0.1%
*   Ceva, Inc.                                                      46,932    1,410,307       0.0%
*   Ciber, Inc.                                                    262,652      267,905       0.0%
#*  Ciena Corp.                                                    300,734    5,828,225       0.0%
#*  Cimpress NV                                                     48,517    4,039,040       0.0%
*   Cirrus Logic, Inc.                                             175,073    9,450,441       0.1%
    Cisco Systems, Inc.                                          4,466,540  137,033,447       0.8%
*   Citrix Systems, Inc.                                            63,531    5,387,429       0.0%
#*  Clearfield, Inc.                                                20,285      339,774       0.0%
#   Cognex Corp.                                                   112,909    5,826,104       0.0%
*   Cognizant Technology Solutions Corp. Class A                   224,463   11,526,175       0.1%
*   Coherent, Inc.                                                  60,288    6,277,187       0.0%
    Cohu, Inc.                                                      62,232      696,376       0.0%
*   CommerceHub, Inc. Series A                                      23,879      358,663       0.0%
*   CommerceHub, Inc. Series C                                      47,758      718,758       0.0%
*   CommScope Holding Co., Inc.                                    339,131   10,360,452       0.1%
    Communications Systems, Inc.                                    17,110       74,771       0.0%
    Computer Sciences Corp.                                        224,694   12,234,588       0.1%
    Computer Task Group, Inc.                                       30,804      134,305       0.0%
    Comtech Telecommunications Corp.                                40,925      425,620       0.0%
    Concurrent Computer Corp.                                       14,271       88,195       0.0%
#   Convergys Corp.                                                197,442    5,765,306       0.0%
*   CoreLogic, Inc.                                                207,476    8,830,179       0.1%
    Corning, Inc.                                                  512,627   11,641,759       0.1%
#*  CoStar Group, Inc.                                              19,600    3,667,552       0.0%
*   Covisint Corp.                                                  46,719      105,118       0.0%
*   Cray, Inc.                                                      75,196    1,564,077       0.0%
*   Cree, Inc.                                                     197,722    4,409,201       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
#   CSG Systems International, Inc.                              107,960 $ 4,105,719       0.0%
    CSP, Inc.                                                      2,797      29,061       0.0%
    CSRA, Inc.                                                   168,743   4,233,762       0.0%
    CTS Corp.                                                     53,696     977,267       0.0%
*   CyberOptics Corp.                                             10,831     261,569       0.0%
#   Cypress Semiconductor Corp.                                  771,934   7,696,182       0.1%
    Daktronics, Inc.                                             105,558     881,409       0.0%
*   Datalink Corp.                                                55,757     528,576       0.0%
*   Dell Technologies, Inc.--VMware, Inc. Class V                145,679   7,151,382       0.1%
*   Demand Media, Inc.                                            64,844     376,095       0.0%
*   Determine, Inc.                                                  538       1,071       0.0%
*   DHI Group, Inc.                                              201,490   1,148,493       0.0%
#   Diebold, Inc.                                                188,409   4,107,316       0.0%
*   Digi International, Inc.                                      62,231     569,414       0.0%
*   Diodes, Inc.                                                  96,850   2,005,763       0.0%
    Dolby Laboratories, Inc. Class A                             130,672   6,218,680       0.0%
*   DSP Group, Inc.                                               44,128     480,995       0.0%
    DST Systems, Inc.                                             99,293   9,548,015       0.1%
    DTS, Inc.                                                     44,313   1,876,656       0.0%
    EarthLink Holdings Corp.                                     323,471   1,850,254       0.0%
*   eBay, Inc.                                                   374,607  10,680,046       0.1%
#   Ebix, Inc.                                                    58,742   3,289,552       0.0%
*   EchoStar Corp. Class A                                       109,766   5,130,463       0.0%
*   Edgewater Technology, Inc.                                    10,488      85,477       0.0%
*   Electro Scientific Industries, Inc.                           54,702     283,356       0.0%
*   Electronic Arts, Inc.                                        118,019   9,266,852       0.1%
#*  Electronics for Imaging, Inc.                                 95,845   4,076,288       0.0%
#*  Ellie Mae, Inc.                                               21,253   2,250,480       0.0%
*   eMagin Corp.                                                  12,094      30,235       0.0%
#   Emcore Corp.                                                  55,153     361,252       0.0%
#*  EnerNOC, Inc.                                                 73,715     383,318       0.0%
*   Entegris, Inc.                                               317,112   5,042,081       0.0%
#*  Envestnet, Inc.                                               26,663     942,537       0.0%
#*  EPAM Systems, Inc.                                            79,722   5,131,705       0.0%
*   ePlus, Inc.                                                   12,730   1,165,431       0.0%
*   Euronet Worldwide, Inc.                                      108,819   8,656,551       0.1%
*   Everi Holdings, Inc.                                         189,908     381,715       0.0%
*   Everyday Health, Inc.                                          4,747      49,843       0.0%
*   Exar Corp.                                                   103,831     936,556       0.0%
*   ExlService Holdings, Inc.                                     73,338   3,229,072       0.0%
*   Extreme Networks, Inc.                                       155,567     654,937       0.0%
*   F5 Networks, Inc.                                             32,518   4,494,313       0.0%
*   Fabrinet                                                      91,367   3,468,291       0.0%
*   Facebook, Inc. Class A                                       369,031  48,339,371       0.3%
    Fair Isaac Corp.                                              78,655   9,492,085       0.1%
#*  FalconStor Software, Inc.                                     50,770      36,047       0.0%
*   FARO Technologies, Inc.                                       32,634   1,094,871       0.0%
    Fidelity National Information Services, Inc.                 307,518  22,731,731       0.1%
*   Finisar Corp.                                                293,910   8,047,256       0.1%
#*  FireEye, Inc.                                                 42,598     494,989       0.0%
#*  First Solar, Inc.                                            219,828   8,900,836       0.1%
*   Fiserv, Inc.                                                 146,852  14,461,985       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#*  Fitbit, Inc. Class A                                           115,314 $  1,529,064       0.0%
*   FleetCor Technologies, Inc.                                     94,896   16,635,269       0.1%
*   Flex, Ltd.                                                   1,008,494   14,310,530       0.1%
    FLIR Systems, Inc.                                             329,580   10,849,774       0.1%
*   FormFactor, Inc.                                               172,605    1,549,130       0.0%
#   Forrester Research, Inc.                                        36,724    1,367,969       0.0%
*   Fortinet, Inc.                                                  49,314    1,581,007       0.0%
*   Frequency Electronics, Inc.                                     10,710       97,354       0.0%
*   Gartner, Inc.                                                   40,378    3,474,123       0.0%
*   Genpact, Ltd.                                                  345,287    7,938,148       0.1%
#*  GigPeak, Inc.                                                    3,988        9,452       0.0%
    Global Payments, Inc.                                          275,487   19,978,317       0.1%
    GlobalSCAPE, Inc.                                               11,741       42,737       0.0%
*   Globant SA                                                       8,408      365,748       0.0%
#*  Glu Mobile, Inc.                                                88,788      175,800       0.0%
#*  GoDaddy, Inc. Class A                                           14,630      523,608       0.0%
#*  Great Elm Capital Group, Inc.                                    1,087        4,022       0.0%
#*  GrubHub, Inc.                                                  103,696    3,951,855       0.0%
*   GSE Systems, Inc.                                               19,854       57,577       0.0%
*   GSI Technology, Inc.                                            23,969      126,556       0.0%
#*  GTT Communications, Inc.                                       164,251    3,695,647       0.0%
#*  Guidewire Software, Inc.                                        53,843    3,093,280       0.0%
    Hackett Group, Inc. (The)                                       98,558    1,588,755       0.0%
#*  Harmonic, Inc.                                                 263,382    1,343,248       0.0%
    Harris Corp.                                                   128,512   11,464,556       0.1%
    Hewlett Packard Enterprise Co.                               1,807,285   40,609,694       0.3%
    HP, Inc.                                                     1,078,256   15,623,929       0.1%
    IAC/InterActiveCorp                                            154,423    9,951,018       0.1%
*   ID Systems, Inc.                                                15,829       79,462       0.0%
#*  Identiv, Inc.                                                    2,529        5,286       0.0%
*   IEC Electronics Corp.                                            9,658       34,769       0.0%
*   II-VI, Inc.                                                    121,198    3,369,304       0.0%
*   Imation Corp.                                                   54,588       28,970       0.0%
#*  Immersion Corp.                                                 28,268      230,667       0.0%
#*  Infinera Corp.                                                 187,103    1,459,403       0.0%
    Ingram Micro, Inc. Class A                                     312,395   11,621,094       0.1%
*   Innodata, Inc.                                                  31,335       76,771       0.0%
*   Insight Enterprises, Inc.                                       94,544    2,721,922       0.0%
*   Integrated Device Technology, Inc.                             293,754    6,083,645       0.0%
    Intel Corp.                                                  5,141,165  179,272,424       1.1%
    Intelligent Systems Corp.                                          629        2,277       0.0%
    InterDigital, Inc.                                             124,591    8,802,354       0.1%
*   Internap Corp.                                                 164,053      205,066       0.0%
    International Business Machines Corp.                          216,713   33,306,621       0.2%
    Intersil Corp. Class A                                         276,470    6,104,458       0.0%
*   inTEST Corp.                                                     3,806       15,795       0.0%
*   Intevac, Inc.                                                   31,727      182,430       0.0%
*   IntraLinks Holdings, Inc.                                       94,353      865,217       0.0%
*   IntriCon Corp.                                                   8,894       53,809       0.0%
    Intuit, Inc.                                                    54,398    5,915,239       0.0%
*   Inuvo, Inc.                                                     13,129       14,311       0.0%
#*  IPG Photonics Corp.                                            114,829   11,139,561       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   Iteris, Inc.                                                    12,775 $     43,563       0.0%
*   Itron, Inc.                                                    100,967    5,442,121       0.0%
*   Ixia                                                           143,024    1,709,137       0.0%
    IXYS Corp.                                                      75,650      801,890       0.0%
#   j2 Global, Inc.                                                128,379    9,134,166       0.1%
    Jabil Circuit, Inc.                                            648,010   13,828,533       0.1%
    Jack Henry & Associates, Inc.                                  105,699    8,563,733       0.1%
    Juniper Networks, Inc.                                         304,260    8,014,208       0.1%
*   Kemet Corp.                                                     66,332      236,142       0.0%
*   Key Tronic Corp.                                                14,320      110,550       0.0%
*   Keysight Technologies, Inc.                                    347,816   11,408,365       0.1%
*   Kimball Electronics, Inc.                                       38,844      539,932       0.0%
    KLA-Tencor Corp.                                               130,177    9,777,594       0.1%
#*  Knowles Corp.                                                   81,601    1,219,119       0.0%
#*  Kopin Corp.                                                    102,311      213,830       0.0%
*   Kulicke & Soffa Industries, Inc.                               218,968    2,899,136       0.0%
*   KVH Industries, Inc.                                            26,931      214,101       0.0%
    Lam Research Corp.                                             152,996   14,819,193       0.1%
#*  Lattice Semiconductor Corp.                                    305,112    1,852,030       0.0%
    Leidos Holdings, Inc.                                          234,863    9,763,255       0.1%
    Lexmark International, Inc. Class A                            164,792    6,540,594       0.0%
*   LGL Group, Inc. (The)                                            2,633       11,124       0.0%
*   Limelight Networks, Inc.                                       175,465      312,328       0.0%
    Linear Technology Corp.                                        111,337    6,686,900       0.1%
*   LinkedIn Corp. Class A                                           7,704    1,460,678       0.0%
*   Lionbridge Technologies, Inc.                                  165,081      797,341       0.0%
*   Liquidity Services, Inc.                                        12,281      108,687       0.0%
    Littelfuse, Inc.                                                41,426    5,778,927       0.0%
    LogMeIn, Inc.                                                   15,626    1,484,470       0.0%
*   Lumentum Holdings, Inc.                                         76,006    2,553,802       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                       97,014    3,566,235       0.0%
#*  Magnachip Semiconductor Corp.                                   61,702      382,552       0.0%
*   Manhattan Associates, Inc.                                     151,364    7,665,073       0.1%
    ManTech International Corp. Class A                             63,337    2,459,376       0.0%
*   Marchex, Inc. Class B                                           38,409       96,791       0.0%
    Marvell Technology Group, Ltd.                                 662,469    8,631,971       0.1%
    Mastercard, Inc. Class A                                       231,476   24,772,562       0.2%
    Maxim Integrated Products, Inc.                                114,934    4,554,834       0.0%
#   MAXIMUS, Inc.                                                  147,744    7,691,553       0.1%
*   MaxLinear, Inc. Class A                                         87,306    1,633,495       0.0%
#*  Maxwell Technologies, Inc.                                      55,751      269,835       0.0%
#*  MeetMe, Inc.                                                    37,411      182,940       0.0%
    Mentor Graphics Corp.                                          297,359    8,593,675       0.1%
#   Mesa Laboratories, Inc.                                          6,673      842,400       0.0%
    Methode Electronics, Inc.                                       99,384    3,100,781       0.0%
#   Microchip Technology, Inc.                                     284,600   17,232,530       0.1%
*   Micron Technology, Inc.                                      1,627,340   27,925,154       0.2%
#*  Microsemi Corp.                                                263,818   11,114,652       0.1%
    Microsoft Corp.                                              3,539,615  212,093,731       1.3%
*   MicroStrategy, Inc. Class A                                     25,310    4,930,641       0.0%
    MKS Instruments, Inc.                                          132,102    6,664,546       0.0%
    MOCON, Inc.                                                      8,521      131,649       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
#*  ModusLink Global Solutions, Inc.                               102,090 $   138,842       0.0%
*   MoneyGram International, Inc.                                   59,535     417,340       0.0%
#   Monolithic Power Systems, Inc.                                  48,565   3,827,408       0.0%
    Monotype Imaging Holdings, Inc.                                 74,848   1,429,597       0.0%
    Motorola Solutions, Inc.                                        51,737   3,755,071       0.0%
#   MTS Systems Corp.                                               38,174   1,815,174       0.0%
*   Nanometrics, Inc.                                               48,316   1,009,321       0.0%
*   NAPCO Security Technologies, Inc.                               17,222     120,554       0.0%
#   National Instruments Corp.                                     213,591   5,999,771       0.0%
#   NCI, Inc. Class A                                               11,541     135,607       0.0%
*   NCR Corp.                                                      337,738  11,837,717       0.1%
#*  NeoPhotonics Corp.                                             109,107   1,527,498       0.0%
    NetApp, Inc.                                                   329,417  11,180,413       0.1%
#*  NETGEAR, Inc.                                                   83,348   4,209,074       0.0%
#*  Netscout Systems, Inc.                                          88,908   2,440,525       0.0%
*   NetSuite, Inc.                                                  15,289   1,423,712       0.0%
#*  NeuStar, Inc. Class A                                           56,098   1,259,400       0.0%
    NIC, Inc.                                                      110,236   2,529,916       0.0%
*   Novanta, Inc.                                                   70,599   1,231,953       0.0%
#*  Novatel Wireless, Inc.                                          48,740     127,699       0.0%
*   Nuance Communications, Inc.                                    635,774   8,913,551       0.1%
#*  Numerex Corp. Class A                                           18,298     130,099       0.0%
    NVE Corp.                                                        2,311     130,040       0.0%
#   NVIDIA Corp.                                                   458,835  32,650,699       0.2%
*   Oclaro, Inc.                                                   188,044   1,374,602       0.0%
*   ON Semiconductor Corp.                                       1,223,556  14,278,899       0.1%
#*  Onvia, Inc.                                                      1,484       7,420       0.0%
    Optical Cable Corp.                                              8,150      22,412       0.0%
    Oracle Corp.                                                 1,315,382  50,536,976       0.3%
#*  OSI Systems, Inc.                                               45,532   3,193,159       0.0%
#*  Palo Alto Networks, Inc.                                        16,966   2,609,880       0.0%
*   Pandora Media, Inc.                                             55,443     628,169       0.0%
*   PAR Technology Corp.                                            17,200      95,288       0.0%
    Park Electrochemical Corp.                                      30,476     470,245       0.0%
#   Paychex, Inc.                                                  173,384   9,570,797       0.1%
#*  Paycom Software, Inc.                                           87,090   4,505,166       0.0%
*   PayPal Holdings, Inc.                                          356,807  14,864,580       0.1%
    PC Connection, Inc.                                             47,164   1,094,676       0.0%
    PC-Tel, Inc.                                                    30,780     156,362       0.0%
*   PCM, Inc.                                                       16,586     351,623       0.0%
*   PDF Solutions, Inc.                                             64,089   1,265,758       0.0%
    Pegasystems, Inc.                                              134,151   4,145,266       0.0%
*   Perceptron, Inc.                                                10,412      64,398       0.0%
*   Perficient, Inc.                                                74,009   1,377,307       0.0%
#*  PFSweb, Inc.                                                    51,031     368,444       0.0%
*   Photronics, Inc.                                               131,378   1,274,367       0.0%
    Plantronics, Inc.                                               91,709   4,742,272       0.0%
*   Plexus Corp.                                                    78,096   3,577,578       0.0%
    Power Integrations, Inc.                                        65,799   4,240,746       0.0%
*   PRGX Global, Inc.                                               39,286     178,751       0.0%
*   Progress Software Corp.                                        108,915   2,930,903       0.0%
*   PTC, Inc.                                                      144,750   6,866,940       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    QAD, Inc. Class A                                               21,895 $   526,575       0.0%
    QAD, Inc. Class B                                                5,440     114,947       0.0%
#*  Qorvo, Inc.                                                    138,956   7,732,901       0.1%
    QUALCOMM, Inc.                                               1,310,728  90,073,228       0.5%
*   Qualstar Corp.                                                   1,349       4,600       0.0%
*   Qualys, Inc.                                                    34,076   1,269,331       0.0%
#*  QuinStreet, Inc.                                                24,924      72,280       0.0%
*   Qumu Corp.                                                      13,779      42,164       0.0%
*   Rackspace Hosting, Inc.                                        325,088  10,383,311       0.1%
*   Radisys Corp.                                                   40,860     170,386       0.0%
#*  Rambus, Inc.                                                   252,843   3,082,156       0.0%
*   RealNetworks, Inc.                                             173,849     775,367       0.0%
*   RealPage, Inc.                                                   4,734     128,765       0.0%
*   Red Hat, Inc.                                                   62,946   4,875,168       0.0%
    Reis, Inc.                                                      16,269     319,686       0.0%
    RELM Wireless Corp.                                              4,040      21,008       0.0%
*   RetailMeNot, Inc.                                                7,987      72,282       0.0%
#   RF Industries, Ltd.                                             10,694      18,715       0.0%
    Richardson Electronics, Ltd.                                    20,031     125,194       0.0%
*   Rightside Group, Ltd.                                            9,831      82,679       0.0%
*   Rofin-Sinar Technologies, Inc.                                  66,296   2,157,935       0.0%
*   Rogers Corp.                                                    40,283   2,192,604       0.0%
*   Rosetta Stone, Inc.                                             37,189     264,786       0.0%
*   Rubicon Project, Inc. (The)                                     28,729     220,064       0.0%
*   Rudolph Technologies, Inc.                                     107,197   1,940,266       0.0%
#   Sabre Corp.                                                    102,464   2,646,645       0.0%
*   salesforce.com, Inc.                                            50,500   3,795,580       0.0%
*   Sanmina Corp.                                                  219,861   6,079,157       0.0%
*   ScanSource, Inc.                                                67,705   2,369,675       0.0%
    Science Applications International Corp.                       133,956   9,230,908       0.1%
#*  Seachange International, Inc.                                  115,166     302,887       0.0%
#   Seagate Technology P.L.C.                                      172,874   5,931,307       0.0%
*   Semtech Corp.                                                  135,760   3,285,392       0.0%
#*  ServiceNow, Inc.                                                25,753   2,263,946       0.0%
#*  ServiceSource International, Inc.                                7,645      36,314       0.0%
*   Sevcon, Inc.                                                     1,585      14,178       0.0%
*   ShoreTel, Inc.                                                 124,242     826,209       0.0%
#*  Shutterstock, Inc.                                              20,428   1,205,048       0.0%
*   Sigma Designs, Inc.                                             83,428     609,024       0.0%
*   Silicon Graphics International Corp.                            10,000      77,500       0.0%
*   Silicon Laboratories, Inc.                                      88,782   5,322,481       0.0%
*   Silver Spring Networks, Inc.                                    36,509     513,317       0.0%
#   Skyworks Solutions, Inc.                                       267,870  20,609,918       0.1%
*   SMTC Corp.                                                       1,900       2,831       0.0%
*   Sonic Foundry, Inc.                                                619       3,534       0.0%
*   Sonus Networks, Inc.                                           175,637   1,016,938       0.0%
#*  Splunk, Inc.                                                    27,542   1,657,753       0.0%
#   SS&C Technologies Holdings, Inc.                               232,268   7,416,317       0.1%
#*  Stamps.com, Inc.                                                32,053   3,126,770       0.0%
*   StarTek, Inc.                                                   16,081     107,743       0.0%
*   Stratasys, Ltd.                                                 76,715   1,466,791       0.0%
#*  SunPower Corp.                                                 280,359   2,029,799       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   Super Micro Computer, Inc.                                   120,626 $ 2,858,836       0.0%
*   Sykes Enterprises, Inc.                                      112,319   3,003,410       0.0%
    Symantec Corp.                                               808,688  20,241,461       0.1%
#*  Synaptics, Inc.                                               97,012   5,056,265       0.0%
#*  Synchronoss Technologies, Inc.                               111,851   4,106,050       0.0%
#   SYNNEX Corp.                                                 110,355  11,315,802       0.1%
*   Synopsys, Inc.                                               115,637   6,858,430       0.1%
#   Syntel, Inc.                                                 148,245   2,979,724       0.0%
    Systemax, Inc.                                                51,897     407,391       0.0%
#*  Tableau Software, Inc. Class A                                31,901   1,532,843       0.0%
#*  Take-Two Interactive Software, Inc.                          136,087   6,040,902       0.0%
#*  Tangoe, Inc.                                                  12,583     107,962       0.0%
    TE Connectivity, Ltd.                                        311,778  19,601,483       0.1%
*   Tech Data Corp.                                              110,668   8,523,649       0.1%
*   TechTarget, Inc.                                               5,601      45,256       0.0%
*   Telenav, Inc.                                                 92,674     505,073       0.0%
    TeleTech Holdings, Inc.                                      128,189   3,602,111       0.0%
#*  Teradata Corp.                                               231,247   6,234,419       0.0%
    Teradyne, Inc.                                               492,321  11,466,156       0.1%
    Tessco Technologies, Inc.                                     14,125     164,556       0.0%
    Tessera Technologies, Inc.                                   176,531   6,549,300       0.0%
    Texas Instruments, Inc.                                      310,900  22,027,265       0.1%
*   TiVo Corp.                                                   356,083   7,068,248       0.1%
    Total System Services, Inc.                                  210,557  10,502,583       0.1%
    TransAct Technologies, Inc.                                   12,325      88,740       0.0%
    Travelport Worldwide, Ltd.                                   178,620   2,522,114       0.0%
*   Travelzoo, Inc.                                                8,293      84,589       0.0%
#*  Trimble, Inc.                                                251,853   6,961,217       0.1%
*   Trio-Tech International                                        3,963      12,919       0.0%
*   TrueCar, Inc.                                                  3,889      37,529       0.0%
*   TSR, Inc.                                                        751       4,468       0.0%
*   TTM Technologies, Inc.                                       237,202   3,119,206       0.0%
#*  Twitter, Inc.                                                334,190   5,998,710       0.0%
#*  Tyler Technologies, Inc.                                      33,610   5,391,044       0.0%
*   Ubiquiti Networks, Inc.                                       78,505   4,116,017       0.0%
#*  Ultimate Software Group, Inc. (The)                           23,023   4,857,623       0.0%
*   Ultra Clean Holdings, Inc.                                    36,682     311,797       0.0%
*   Ultratech, Inc.                                               90,221   1,920,805       0.0%
#*  Unisys Corp.                                                  75,416     788,097       0.0%
#*  Universal Display Corp.                                       43,820   2,265,494       0.0%
*   Universal Security Instruments, Inc.                           1,873       6,509       0.0%
*   USA Technologies, Inc.                                        16,331      73,489       0.0%
*   Vantiv, Inc. Class A                                         171,407  10,003,313       0.1%
*   VASCO Data Security International, Inc.                       15,177     208,684       0.0%
#*  Veeco Instruments, Inc.                                       85,870   1,863,379       0.0%
#*  VeriFone Systems, Inc.                                       238,805   3,696,701       0.0%
*   Verint Systems, Inc.                                          90,383   3,253,788       0.0%
#*  VeriSign, Inc.                                                43,176   3,627,648       0.0%
*   Versum Materials, Inc.                                        39,399     894,357       0.0%
#*  ViaSat, Inc.                                                 113,948   8,051,566       0.1%
#*  Viavi Solutions, Inc.                                        455,107   3,240,362       0.0%
#*  Virtusa Corp.                                                 54,146   1,025,525       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Information Technology -- (Continued)
#   Visa, Inc. Class A                                             547,188 $   45,148,482       0.3%
#   Vishay Intertechnology, Inc.                                   237,364      3,346,832       0.0%
*   Vishay Precision Group, Inc.                                    24,604        386,283       0.0%
#*  VMware, Inc. Class A                                             8,843        695,060       0.0%
    Wayside Technology Group, Inc.                                   5,310         92,925       0.0%
*   Web.com Group, Inc.                                            180,800      2,910,880       0.0%
#*  WebMD Health Corp.                                              60,695      2,981,945       0.0%
*   Westell Technologies, Inc. Class A                              72,666         34,880       0.0%
#   Western Digital Corp.                                          223,090     13,037,380       0.1%
#   Western Union Co. (The)                                        263,474      5,287,923       0.0%
#*  WEX, Inc.                                                       89,071      9,717,646       0.1%
*   Wireless Telecom Group, Inc.                                     9,995         15,192       0.0%
#*  Workday, Inc. Class A                                           19,500      1,690,260       0.0%
*   Xcerra Corp.                                                    93,311        514,144       0.0%
    Xerox Corp.                                                  1,195,843     11,683,386       0.1%
    Xilinx, Inc.                                                   281,113     14,300,218       0.1%
*   XO Group, Inc.                                                  57,631      1,060,410       0.0%
*   Yahoo!, Inc.                                                   328,847     13,663,593       0.1%
*   Yelp, Inc.                                                       4,779        156,082       0.0%
#*  Zebra Technologies Corp. Class A                               104,821      6,901,415       0.1%
*   Zedge, Inc. Class B                                             24,094         70,354       0.0%
#*  Zillow Group, Inc. Class A                                     105,432      3,482,419       0.0%
#*  Zillow Group, Inc. Class C                                      67,272      2,244,194       0.0%
*   Zix Corp.                                                      119,194        485,120       0.0%
*   Zynga, Inc. Class A                                          1,792,036      5,035,621       0.0%
                                                                           --------------      ----
Total Information Technology                                                3,114,141,627      18.5%
                                                                           --------------      ----
Materials -- (4.2%)
    A Schulman, Inc.                                                63,408      1,822,980       0.0%
#*  A. M. Castle & Co.                                              37,054         17,786       0.0%
*   AdvanSix, Inc.                                                   9,021        143,975       0.0%
    AEP Industries, Inc.                                            21,569      2,362,884       0.0%
    Air Products & Chemicals, Inc.                                  88,061     11,749,099       0.1%
#*  AK Steel Holding Corp.                                          85,119        442,619       0.0%
    Albemarle Corp.                                                135,319     11,305,902       0.1%
#   Allegheny Technologies, Inc.                                   205,814      2,807,303       0.0%
*   American Biltrite, Inc.                                             36          8,280       0.0%
    American Vanguard Corp.                                         71,477      1,086,450       0.0%
    Ampco-Pittsburgh Corp.                                          14,266        154,073       0.0%
#   AptarGroup, Inc.                                               151,647     10,833,662       0.1%
    Ashland Global Holdings, Inc.                                   68,071      7,605,573       0.1%
    Avery Dennison Corp.                                           144,193     10,063,229       0.1%
*   Axalta Coating Systems, Ltd.                                   132,355      3,324,758       0.0%
#   Balchem Corp.                                                   86,688      6,579,619       0.0%
#   Ball Corp.                                                     143,495     11,059,160       0.1%
    Bemis Co., Inc.                                                261,985     12,763,909       0.1%
*   Berry Plastics Group, Inc.                                     138,004      6,037,675       0.0%
*   Boise Cascade Co.                                              103,921      2,000,479       0.0%
    Cabot Corp.                                                    123,294      6,428,549       0.0%
    Calgon Carbon Corp.                                            123,082      1,944,696       0.0%
#   Carpenter Technology Corp.                                     119,784      3,786,372       0.0%
    Celanese Corp. Series A                                        209,998     15,313,054       0.1%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#*  Century Aluminum Co.                                           207,823 $ 1,519,186       0.0%
#   CF Industries Holdings, Inc.                                   393,730   9,453,457       0.1%
#   Chase Corp.                                                     20,527   1,403,020       0.0%
    Chemours Co. (The)                                              64,406   1,058,191       0.0%
*   Chemtura Corp.                                                 200,307   6,570,070       0.0%
*   Clearwater Paper Corp.                                          47,957   2,546,517       0.0%
#*  Cliffs Natural Resources, Inc.                                  66,503     367,097       0.0%
#*  Codexis, Inc.                                                   13,246      66,892       0.0%
*   Coeur Mining, Inc.                                             298,246   3,334,390       0.0%
#   Commercial Metals Co.                                          352,868   5,543,556       0.0%
#   Compass Minerals International, Inc.                           108,941   7,827,411       0.1%
#*  Contango ORE, Inc.                                               1,821      28,226       0.0%
*   Core Molding Technologies, Inc.                                 18,851     328,384       0.0%
*   Crown Holdings, Inc.                                            75,455   4,093,434       0.0%
#   Deltic Timber Corp.                                             20,017   1,124,555       0.0%
    Domtar Corp.                                                   172,114   6,187,498       0.0%
    Dow Chemical Co. (The)                                         878,752  47,285,645       0.3%
#   Eagle Materials, Inc.                                          108,142   8,756,258       0.1%
    Eastman Chemical Co.                                           219,523  15,785,899       0.1%
    Ecolab, Inc.                                                   103,663  11,835,205       0.1%
    EI du Pont de Nemours & Co.                                    257,634  17,722,643       0.1%
*   Ferro Corp.                                                    299,491   3,881,403       0.0%
    Ferroglobe P.L.C.                                              165,573   1,531,550       0.0%
#*  Flotek Industries, Inc.                                         98,253   1,157,420       0.0%
#   FMC Corp.                                                      119,382   5,597,822       0.0%
#   Freeport-McMoRan, Inc.                                       2,070,151  23,144,288       0.1%
#   Friedman Industries, Inc.                                       13,567      69,327       0.0%
    FutureFuel Corp.                                                69,993     767,123       0.0%
*   GCP Applied Technologies, Inc.                                  55,794   1,442,275       0.0%
    Gold Resource Corp.                                              7,542      42,839       0.0%
    Graphic Packaging Holding Co.                                1,090,770  13,634,625       0.1%
#   Greif, Inc. Class A                                             71,463   3,348,756       0.0%
    Greif, Inc. Class B                                             28,377   1,652,960       0.0%
*   Handy & Harman, Ltd.                                             2,707      51,839       0.0%
    Hawkins, Inc.                                                   21,301     859,495       0.0%
    Haynes International, Inc.                                      25,149     809,043       0.0%
    HB Fuller Co.                                                  127,469   5,362,621       0.0%
*   Headwaters, Inc.                                               226,532   3,715,125       0.0%
#   Hecla Mining Co.                                             1,023,122   6,128,501       0.0%
    Huntsman Corp.                                                 860,902  14,592,289       0.1%
*   Ingevity Corp.                                                  51,034   2,112,808       0.0%
    Innophos Holdings, Inc.                                         47,615   2,182,672       0.0%
    Innospec, Inc.                                                  61,008   3,675,732       0.0%
#   International Flavors & Fragrances, Inc.                        35,484   4,640,598       0.0%
    International Paper Co.                                        413,115  18,602,568       0.1%
#*  Intrepid Potash, Inc.                                          102,060     106,142       0.0%
    Kaiser Aluminum Corp.                                           34,717   2,516,635       0.0%
    KapStone Paper and Packaging Corp.                             307,674   5,581,206       0.0%
    KMG Chemicals, Inc.                                             27,458     745,210       0.0%
*   Koppers Holdings, Inc.                                          79,517   2,604,182       0.0%
*   Kraton Corp.                                                    85,844   2,200,182       0.0%
#   Kronos Worldwide, Inc.                                          91,540     703,943       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Materials -- (Continued)
*   Louisiana-Pacific Corp.                                      342,611 $ 6,286,912       0.0%
#*  LSB Industries, Inc.                                          62,607     331,191       0.0%
    LyondellBasell Industries NV Class A                         200,783  15,972,288       0.1%
    Martin Marietta Materials, Inc.                               53,846   9,981,971       0.1%
    Materion Corp.                                                59,507   1,803,062       0.0%
#   McEwen Mining, Inc.                                          271,668     882,921       0.0%
    Mercer International, Inc.                                   122,236     965,664       0.0%
    Minerals Technologies, Inc.                                   86,743   5,829,130       0.0%
    Monsanto Co.                                                 169,464  17,076,887       0.1%
#   Mosaic Co. (The)                                             404,256   9,512,144       0.1%
    Myers Industries, Inc.                                       124,459   1,499,731       0.0%
    Neenah Paper, Inc.                                            57,456   4,590,734       0.0%
#   NewMarket Corp.                                               16,411   6,579,334       0.0%
    Newmont Mining Corp.                                         642,946  23,814,720       0.2%
*   Northern Technologies International Corp.                      5,900      82,010       0.0%
    Nucor Corp.                                                  357,425  17,460,211       0.1%
#   Olin Corp.                                                   627,230  13,755,154       0.1%
    Olympic Steel, Inc.                                           36,819     850,151       0.0%
*   OMNOVA Solutions, Inc.                                        94,498     718,185       0.0%
#*  Owens-Illinois, Inc.                                         459,462   8,867,617       0.1%
    Packaging Corp. of America                                   178,078  14,691,435       0.1%
    PH Glatfelter Co.                                             79,813   1,773,445       0.0%
#*  Platform Specialty Products Corp.                            395,839   2,885,666       0.0%
#   PolyOne Corp.                                                223,121   6,521,827       0.0%
    PPG Industries, Inc.                                          62,098   5,783,187       0.0%
    Praxair, Inc.                                                 85,543  10,013,664       0.1%
#   Quaker Chemical Corp.                                         34,007   3,655,753       0.0%
#   Rayonier Advanced Materials, Inc.                             33,508     433,258       0.0%
*   Real Industry, Inc.                                            7,576      40,532       0.0%
    Reliance Steel & Aluminum Co.                                175,814  12,092,487       0.1%
#*  Rentech, Inc.                                                 29,603      71,343       0.0%
*   Resolute Forest Products, Inc.                                20,278      96,321       0.0%
#   Royal Gold, Inc.                                             137,092   9,434,671       0.1%
    RPM International, Inc.                                      189,108   8,990,194       0.1%
*   Ryerson Holding Corp.                                         14,462     148,236       0.0%
    Schnitzer Steel Industries, Inc. Class A                      94,222   2,275,461       0.0%
    Schweitzer-Mauduit International, Inc.                        66,195   2,443,257       0.0%
#   Scotts Miracle-Gro Co. (The) Class A                         109,955   9,685,936       0.1%
    Sealed Air Corp.                                             185,920   8,483,530       0.1%
    Sensient Technologies Corp.                                   95,498   7,115,556       0.1%
    Sherwin-Williams Co. (The)                                    19,100   4,676,826       0.0%
    Silgan Holdings, Inc.                                        145,230   7,399,469       0.1%
    Sonoco Products Co.                                          283,487  14,256,561       0.1%
    Southern Copper Corp.                                         65,749   1,866,614       0.0%
    Steel Dynamics, Inc.                                         443,738  12,185,045       0.1%
    Stepan Co.                                                    48,225   3,425,422       0.0%
#*  Stillwater Mining Co.                                        296,085   3,943,852       0.0%
    SunCoke Energy, Inc.                                         139,839   1,427,756       0.0%
    Synalloy Corp.                                                11,060     113,918       0.0%
#*  TimkenSteel Corp.                                             78,412     803,723       0.0%
*   Trecora Resources                                             13,281     136,130       0.0%
    Tredegar Corp.                                                44,962     831,797       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE+    OF NET ASSETS**
                                                                        ------- ------------ ---------------
Materials -- (Continued)
           Trinseo SA                                                    93,335 $  4,895,421       0.0%
#          Tronox, Ltd. Class A                                          96,273      779,811       0.0%
           United States Lime & Minerals, Inc.                            9,188      604,479       0.0%
#          United States Steel Corp.                                    356,065    6,886,297       0.1%
*          Universal Stainless & Alloy Products, Inc.                    10,522      110,481       0.0%
#*         US Concrete, Inc.                                             65,137    3,250,336       0.0%
#          Valhi, Inc.                                                   69,098      135,432       0.0%
           Valspar Corp. (The)                                           67,225    6,695,610       0.1%
           Vulcan Materials Co.                                         128,791   14,579,141       0.1%
           Westlake Chemical Corp.                                      160,750    8,325,243       0.1%
           WestRock Co.                                                 258,661   11,947,552       0.1%
           Worthington Industries, Inc.                                 154,045    7,240,115       0.1%
           WR Grace & Co.                                                54,563    3,653,538       0.0%
                                                                                ------------       ---
Total Materials                                                                  789,607,144       4.7%
                                                                                ------------       ---
Other -- (0.0%)
(degrees)* Concord Camera Corp. Escrow Shares                             2,339           --       0.0%
(degrees)* FRD Acquisition Co. Escrow Shares                              4,235           --       0.0%
(degrees)* Gerber Scientific, Inc. Escrow Shares                         30,731           --       0.0%
(degrees)* Softbrands, Inc. Escrow Shares                                14,700           --       0.0%
                                                                                ------------       ---
Total Other                                                                               --       0.0%
                                                                                ------------       ---
Real Estate -- (0.3%)
           Alexander & Baldwin, Inc.                                    163,628    6,838,014       0.0%
#*         Altisource Asset Management Corp.                              1,977       67,515       0.0%
#*         Altisource Portfolio Solutions SA                             27,707      713,455       0.0%
#*         AV Homes, Inc.                                                16,627      265,201       0.0%
*          Capital Properties, Inc. Class A                               1,400       16,625       0.0%
*          CBRE Group, Inc. Class A                                     383,721    9,884,653       0.1%
#*         CKX Lands, Inc.                                                2,161       23,663       0.0%
#          Consolidated-Tomoka Land Co.                                  12,263      621,366       0.0%
           Forest City Realty Trust, Inc. Class B                         4,923      105,844       0.0%
#*         Forestar Group, Inc.                                         117,472    1,292,192       0.0%
#*         FRP Holdings, Inc.                                            11,905      378,579       0.0%
           Griffin Industrial Realty, Inc.                                6,027      187,741       0.0%
           HFF, Inc. Class A                                            107,539    2,863,764       0.0%
#*         Howard Hughes Corp. (The)                                     87,282    9,586,182       0.1%
*          InterGroup Corp. (The)                                           677       15,233       0.0%
           Jones Lang LaSalle, Inc.                                      82,771    8,016,371       0.1%
           Kennedy-Wilson Holdings, Inc.                                205,307    4,229,324       0.0%
*          Marcus & Millichap, Inc.                                      56,088    1,314,142       0.0%
*          Maui Land & Pineapple Co., Inc.                                7,073       47,743       0.0%
           RE/MAX Holdings, Inc. Class A                                 22,776      989,617       0.0%
#          Realogy Holdings Corp.                                       234,625    5,370,566       0.0%
#*         St Joe Co. (The)                                              39,254      694,796       0.0%
*          Stratus Properties, Inc.                                       6,860      166,012       0.0%
*          Tejon Ranch Co.                                               38,669      863,865       0.0%
*          Transcontinental Realty Investors, Inc.                          100        1,190       0.0%
*          Trinity Place Holdings, Inc.                                  10,474      101,179       0.0%
                                                                                ------------       ---
Total Real Estate                                                                 54,654,832       0.3%
                                                                                ------------       ---

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Telecommunication Services -- (2.7%)
*          Alaska Communications Systems Group, Inc.                        1,200 $      1,944       0.0%
           AT&T, Inc.                                                   7,348,948  270,367,797       1.6%
           ATN International, Inc.                                         28,968    1,959,395       0.0%
#*         Boingo Wireless, Inc.                                           89,651      871,408       0.0%
#          CenturyLink, Inc.                                            1,165,201   30,971,043       0.2%
*          Cincinnati Bell, Inc.                                          100,755    1,979,836       0.0%
#          Cogent Communications Holdings, Inc.                           110,650    4,082,985       0.0%
#          Consolidated Communications Holdings, Inc.                     152,282    3,644,108       0.0%
#*         FairPoint Communications, Inc.                                  11,718      182,801       0.0%
#          Frontier Communications Corp.                                1,323,699    5,321,270       0.0%
*          General Communication, Inc. Class A                            132,110    2,092,622       0.0%
*          Hawaiian Telcom Holdco, Inc.                                       367        7,531       0.0%
           IDT Corp. Class B                                               72,282    1,293,125       0.0%
           Inteliquent, Inc.                                              138,554    2,326,322       0.0%
#*         Intelsat SA                                                     13,513       36,620       0.0%
#*         Iridium Communications, Inc.                                   104,650      852,897       0.0%
(degrees)* Leap Wireless International, Inc.                               89,942           --       0.0%
*          Level 3 Communications, Inc.                                   279,798   15,710,658       0.1%
*          Lumos Networks Corp.                                            36,481      518,395       0.0%
#*         ORBCOMM, Inc.                                                  143,474    1,281,223       0.0%
*          SBA Communications Corp. Class A                                60,940    6,903,283       0.1%
#          Shenandoah Telecommunications Co.                              186,044    4,911,562       0.0%
           Spok Holdings, Inc.                                             42,102      759,941       0.0%
#*         Sprint Corp.                                                 1,026,056    6,320,505       0.1%
#*         Straight Path Communications, Inc. Class B                       5,827      141,479       0.0%
#*         T-Mobile US, Inc.                                              275,040   13,677,739       0.1%
           Telephone & Data Systems, Inc.                                 239,827    6,197,130       0.1%
*          United States Cellular Corp.                                    56,112    1,966,726       0.0%
           Verizon Communications, Inc.                                 2,287,031  110,006,191       0.7%
*          Vonage Holdings Corp.                                          390,240    2,677,046       0.0%
#          Windstream Holdings, Inc.                                      252,776    1,984,292       0.0%
*          Zayo Group Holdings, Inc.                                       88,361    2,843,457       0.0%
                                                                                  ------------       ---
Total Telecommunication Services                                                   501,891,331       3.0%
                                                                                  ------------       ---
Utilities -- (1.9%)
           AES Corp.                                                      363,859    4,282,620       0.0%
           ALLETE, Inc.                                                    78,524    4,812,736       0.0%
           Alliant Energy Corp.                                            91,536    3,482,945       0.0%
           Ameren Corp.                                                    72,928    3,642,754       0.0%
           American Electric Power Co., Inc.                               95,064    6,163,950       0.1%
#          American States Water Co.                                       75,136    3,003,937       0.0%
           American Water Works Co., Inc.                                  68,777    5,092,249       0.0%
           Aqua America, Inc.                                             184,053    5,650,427       0.1%
#          Artesian Resources Corp. Class A                                10,056      283,780       0.0%
           Atmos Energy Corp.                                              95,466    7,101,716       0.1%
           Avangrid, Inc.                                                  86,836    3,422,207       0.0%
#          Avista Corp.                                                   109,936    4,551,350       0.0%
#          Black Hills Corp.                                               68,764    4,253,053       0.0%
#          California Water Service Group                                  95,090    2,947,790       0.0%
*          Calpine Corp.                                                  834,723    9,933,204       0.1%
           CenterPoint Energy, Inc.                                       127,565    2,908,482       0.0%
           Chesapeake Utilities Corp.                                      30,794    1,972,356       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Utilities -- (Continued)
    CMS Energy Corp.                                             104,097 $ 4,387,689       0.0%
    Connecticut Water Service, Inc.                               25,847   1,345,853       0.0%
#   Consolidated Edison, Inc.                                     96,542   7,293,748       0.1%
    Consolidated Water Co., Ltd.                                  20,526     229,891       0.0%
    Delta Natural Gas Co., Inc.                                    5,930     139,651       0.0%
#   Dominion Resources, Inc.                                     122,456   9,208,691       0.1%
    DTE Energy Co.                                                56,584   5,432,630       0.1%
    Duke Energy Corp.                                            145,967  11,680,279       0.1%
#*  Dynegy, Inc.                                                 276,663   2,946,461       0.0%
    Edison International                                          63,589   4,672,520       0.0%
    El Paso Electric Co.                                          75,157   3,472,253       0.0%
    Empire District Electric Co. (The)                            74,256   2,541,783       0.0%
    Entergy Corp.                                                 74,072   5,457,625       0.1%
#   Eversource Energy                                            110,651   6,092,444       0.1%
    Exelon Corp.                                                 180,057   6,134,542       0.1%
    FirstEnergy Corp.                                            158,251   5,426,427       0.1%
    Fortis, Inc.                                                 117,712   3,866,839       0.0%
    Gas Natural, Inc.                                              5,156      63,677       0.0%
    Genie Energy, Ltd. Class B                                    32,165     167,580       0.0%
    Great Plains Energy, Inc.                                    159,373   4,532,568       0.0%
    Hawaiian Electric Industries, Inc.                           104,140   3,072,130       0.0%
    IDACORP, Inc.                                                 68,779   5,391,586       0.0%
#   MDU Resources Group, Inc.                                    203,024   5,321,259       0.0%
#   MGE Energy, Inc.                                              63,069   3,686,383       0.0%
    Middlesex Water Co.                                           25,854     933,329       0.0%
#   National Fuel Gas Co.                                         88,053   4,612,216       0.0%
#   New Jersey Resources Corp.                                   139,267   4,728,115       0.0%
    NextEra Energy, Inc.                                          99,519  12,738,432       0.1%
    NiSource, Inc.                                               301,719   7,017,984       0.1%
    Northwest Natural Gas Co.                                     52,717   3,099,760       0.0%
#   NorthWestern Corp.                                            76,262   4,388,878       0.0%
    NRG Energy, Inc.                                             691,892   7,354,812       0.1%
    NRG Yield, Inc. Class A                                       36,946     544,215       0.0%
#   NRG Yield, Inc. Class C                                       69,323   1,067,574       0.0%
#   OGE Energy Corp.                                             140,517   4,361,648       0.0%
#   ONE Gas, Inc.                                                 85,097   5,214,744       0.0%
#   Ormat Technologies, Inc.                                      90,455   4,362,645       0.0%
#   Otter Tail Corp.                                              65,117   2,340,956       0.0%
#   Pattern Energy Group, Inc.                                   148,656   3,322,462       0.0%
    PG&E Corp.                                                    97,558   6,060,303       0.1%
    Pinnacle West Capital Corp.                                   43,596   3,318,963       0.0%
#   PNM Resources, Inc.                                          140,057   4,600,872       0.0%
    Portland General Electric Co.                                129,197   5,638,157       0.1%
    PPL Corp.                                                    125,181   4,298,716       0.0%
    Public Service Enterprise Group, Inc.                        103,824   4,368,914       0.0%
    RGC Resources, Inc.                                            2,942      72,373       0.0%
    SCANA Corp.                                                   37,809   2,773,668       0.0%
    Sempra Energy                                                 45,911   4,917,068       0.0%
    SJW Corp.                                                     42,041   2,132,740       0.0%
#   South Jersey Industries, Inc.                                138,237   4,098,727       0.0%
    Southern Co. (The)                                           199,784  10,302,861       0.1%
    Southwest Gas Corp.                                           73,783   5,346,316       0.0%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                           SHARES        VALUE+      OF NET ASSETS**
                                                                         ----------- --------------- ---------------
Utilities -- (Continued)
#           Spark Energy, Inc. Class A                                         7,608 $       184,114        0.0%
#           Spire, Inc.                                                       71,074       4,463,447        0.0%
#*          Talen Energy Corp.                                                64,296         895,643        0.0%
            UGI Corp.                                                        423,360      19,597,334        0.1%
            Unitil Corp.                                                      33,349       1,352,969        0.0%
#           Vectren Corp.                                                     86,762       4,364,996        0.0%
#           WEC Energy Group, Inc.                                           120,900       7,220,148        0.1%
            Westar Energy, Inc.                                              135,461       7,764,624        0.1%
            WGL Holdings, Inc.                                                81,679       5,151,495        0.0%
            Xcel Energy, Inc.                                                187,613       7,795,320        0.1%
#           York Water Co. (The)                                              23,071         729,044        0.0%
                                                                                     ---------------      -----
Total Utilities                                                                          359,606,647        2.2%
                                                                                     ---------------      -----
TOTAL COMMON STOCKS                                                                   16,663,873,399       98.9%
                                                                                     ---------------      -----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares                                          1,977              --        0.0%
                                                                                     ---------------      -----
            RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights                         7,309              --        0.0%
(degrees)*  Community Health Systems, Inc. Contingent Value Rights
              12/31/49                                                       396,076           3,367        0.0%
(degrees)*  Dyax Corp. Contingent Value Rights                                51,231          56,866        0.0%
(degrees)#* Great Elm Capital Group, Inc. Rights 11/01/16                      1,087              47        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                         240,783         244,371        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         240,783          11,750        0.0%
                                                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                        316,401        0.0%
                                                                                     ---------------      -----

                                                                            FACE
                                                                           AMOUNT
                                                                           (000)
                                                                         -----------
BONDS -- (0.0%)
Financials -- (0.0%)
            Capital Properties, Inc., 5.000%                                   1,134           1,134        0.0%
                                                                                     ---------------
TOTAL INVESTMENT SECURITIES                                                           16,664,190,934
                                                                                     ---------------

                                                                           SHARES
                                                                         -----------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.260%                                               183,777,496     183,777,496        1.1%
                                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@        DFA Short Term Investment Fund                               161,181,286   1,865,189,843       11.1%
                                                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $14,482,818,245)                                 $18,713,158,273      111.1%
                                                                                     ===============      =====

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                ---------------  -------------- ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,398,212,074  $        1,032   --    $ 2,398,213,106
   Consumer Staples               1,218,552,155              --   --      1,218,552,155
   Energy                         1,230,015,464              --   --      1,230,015,464
   Financials                     2,881,802,054           1,721   --      2,881,803,775
   Health Care                    1,788,288,024              --   --      1,788,288,024
   Industrials                    2,327,099,294              --   --      2,327,099,294
   Information Technology         3,114,141,627              --   --      3,114,141,627
   Materials                        789,607,144              --   --        789,607,144
   Other                                     --              --   --                 --
   Real Estate                       54,654,832              --   --         54,654,832
   Telecommunication Services       501,891,331              --   --        501,891,331
   Utilities                        359,606,647              --   --        359,606,647
Preferred Stocks
   Other                                     --              --   --                 --
Rights/Warrants                              --         316,401   --            316,401
Bonds
   Financials                                --           1,134   --              1,134
Temporary Cash Investments          183,777,496              --   --        183,777,496
Securities Lending Collateral                --   1,865,189,843   --      1,865,189,843
Futures Contracts**                  (3,629,644)             --   --         (3,629,644)
                                ---------------  --------------   --    ---------------
TOTAL                           $16,844,018,498  $1,865,510,131   --    $18,709,528,629
                                ===============  ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COMMON STOCKS -- (87.4%)
Consumer Discretionary -- (12.4%)
*   1-800-Flowers.com, Inc. Class A                               70,712 $  675,300       0.0%
    A.H. Belo Corp. Class A                                       29,006    184,188       0.0%
    Aaron's, Inc.                                                118,007  2,915,953       0.1%
#   Abercrombie & Fitch Co. Class A                               52,622    768,807       0.0%
*   Adient P.L.C.                                                  7,055    321,073       0.0%
    Advance Auto Parts, Inc.                                       5,868    821,989       0.0%
    AMC Entertainment Holdings, Inc. Class A                      24,625    774,456       0.0%
*   AMC Networks, Inc. Class A                                     7,802    381,752       0.0%
    AMCON Distributing Co.                                           438     40,625       0.0%
#*  America's Car-Mart, Inc.                                      14,672    599,351       0.0%
*   American Axle & Manufacturing Holdings, Inc.                 102,656  1,839,596       0.1%
#   American Eagle Outfitters, Inc.                              205,299  3,498,295       0.1%
*   American Public Education, Inc.                               29,266    589,710       0.0%
*   Apollo Education Group, Inc.                                  84,082    739,081       0.0%
    Aramark                                                       21,935    816,640       0.0%
#   Arctic Cat, Inc.                                              15,969    239,375       0.0%
    Ark Restaurants Corp.                                          3,403     70,102       0.0%
*   Asbury Automotive Group, Inc.                                 29,653  1,510,820       0.1%
#*  Ascena Retail Group, Inc.                                    237,470  1,161,228       0.0%
*   Ascent Capital Group, Inc. Class A                            14,641    298,384       0.0%
#   Autoliv, Inc.                                                  8,259    799,306       0.0%
#*  AutoNation, Inc.                                              53,337  2,339,894       0.1%
*   Ballantyne Strong, Inc.                                       17,594    119,639       0.0%
*   Barnes & Noble Education, Inc.                                82,681    769,760       0.0%
    Barnes & Noble, Inc.                                         145,935  1,503,130       0.1%
    Bassett Furniture Industries, Inc.                            10,687    245,267       0.0%
    Beasley Broadcast Group, Inc. Class A                          6,377     32,204       0.0%
#*  Beazer Homes USA, Inc.                                        16,707    170,913       0.0%
#*  bebe stores, Inc.                                             10,255      5,435       0.0%
#   Bed Bath & Beyond, Inc.                                       39,913  1,613,283       0.1%
*   Belmond, Ltd. Class A                                        194,248  2,515,512       0.1%
#   Best Buy Co., Inc.                                            70,042  2,725,334       0.1%
    Big 5 Sporting Goods Corp.                                    40,230    623,565       0.0%
#   Big Lots, Inc.                                                54,867  2,381,228       0.1%
*   Biglari Holdings, Inc.                                         2,695  1,180,895       0.0%
*   BJ's Restaurants, Inc.                                        35,760  1,290,936       0.0%
    Bloomin' Brands, Inc.                                        119,574  2,068,630       0.1%
    Blue Nile, Inc.                                                7,951    277,728       0.0%
#   Bob Evans Farms, Inc.                                         30,722  1,266,361       0.0%
    Bon-Ton Stores, Inc. (The)                                    16,943     23,381       0.0%
#*  Boot Barn Holdings, Inc.                                       1,150     14,720       0.0%
#   BorgWarner, Inc.                                              21,458    769,055       0.0%
    Bowl America, Inc. Class A                                     2,839     40,257       0.0%
#*  Boyd Gaming Corp.                                             57,508  1,027,093       0.0%
*   Bravo Brio Restaurant Group, Inc.                             27,451    123,530       0.0%
*   Bridgepoint Education, Inc.                                   67,155    453,968       0.0%
*   Bright Horizons Family Solutions, Inc.                        16,294  1,090,232       0.0%
#   Brinker International, Inc.                                   12,255    603,436       0.0%
    Brunswick Corp.                                               61,906  2,692,911       0.1%
#   Buckle, Inc. (The)                                             9,525    198,596       0.0%
#*  Buffalo Wild Wings, Inc.                                       7,173  1,044,747       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Build-A-Bear Workshop, Inc.                                   37,916 $   511,866       0.0%
*   Burlington Stores, Inc.                                        8,429     631,669       0.0%
*   Cabela's, Inc.                                                98,243   6,052,751       0.2%
#   Cable One, Inc.                                                3,405   1,963,800       0.1%
*   CafePress, Inc.                                                1,337       4,118       0.0%
#   CalAtlantic Group, Inc.                                      160,633   5,191,659       0.1%
    Caleres, Inc.                                                 61,757   1,544,543       0.1%
    Callaway Golf Co.                                             99,948   1,020,469       0.0%
*   Cambium Learning Group, Inc.                                  42,184     218,513       0.0%
    Canterbury Park Holding Corp.                                  4,963      53,476       0.0%
    Capella Education Co.                                         23,069   1,686,344       0.1%
*   Career Education Corp.                                       143,798   1,033,908       0.0%
#*  CarMax, Inc.                                                  26,062   1,301,536       0.0%
*   Carmike Cinemas, Inc.                                         35,961   1,174,127       0.0%
#   Carnival Corp.                                                45,697   2,243,723       0.1%
#   Carriage Services, Inc.                                       29,553     698,633       0.0%
*   Carrols Restaurant Group, Inc.                                56,675     708,438       0.0%
    Carter's, Inc.                                                10,234     883,604       0.0%
    Cato Corp. (The) Class A                                      33,543     995,221       0.0%
*   Cavco Industries, Inc.                                        10,183     940,909       0.0%
    CBS Corp. Class A                                              4,554     260,808       0.0%
    CBS Corp. Class B                                             35,868   2,030,846       0.1%
#*  Central European Media Enterprises, Ltd. Class A              32,474      79,561       0.0%
*   Century Casinos, Inc.                                          4,432      28,099       0.0%
*   Century Communities, Inc.                                      4,085      80,475       0.0%
*   Charles & Colvard, Ltd.                                       21,647      25,543       0.0%
*   Charter Communications, Inc. Class A                          37,711   9,423,602       0.3%
#   Cheesecake Factory, Inc. (The)                                33,897   1,802,981       0.1%
*   Cherokee, Inc.                                                 9,247      86,922       0.0%
#   Chico's FAS, Inc.                                            143,410   1,673,595       0.1%
#   Children's Place, Inc. (The)                                  28,751   2,183,638       0.1%
#*  Chipotle Mexican Grill, Inc.                                   2,400     865,824       0.0%
    Choice Hotels International, Inc.                              8,184     396,515       0.0%
*   Christopher & Banks Corp.                                     45,128      57,764       0.0%
#   Churchill Downs, Inc.                                          2,452     333,472       0.0%
#*  Chuy's Holdings, Inc.                                         23,016     653,654       0.0%
    Cinemark Holdings, Inc.                                       53,345   2,123,131       0.1%
    Citi Trends, Inc.                                             29,124     578,403       0.0%
    Clear Channel Outdoor Holdings, Inc. Class A                  16,585      95,364       0.0%
    ClubCorp Holdings, Inc.                                       62,006     716,169       0.0%
    Coach, Inc.                                                   23,907     858,022       0.0%
    Collectors Universe, Inc.                                      4,977      93,518       0.0%
    Columbia Sportswear Co.                                       42,834   2,426,118       0.1%
    Comcast Corp. Class A                                        467,989  28,931,080       0.8%
#*  Conn's, Inc.                                                  35,937     341,402       0.0%
    Cooper Tire & Rubber Co.                                      90,442   3,323,743       0.1%
*   Cooper-Standard Holding, Inc.                                 24,116   2,201,067       0.1%
    Core-Mark Holding Co., Inc.                                   46,765   1,653,143       0.1%
#   Cracker Barrel Old Country Store, Inc.                         8,139   1,123,182       0.0%
#*  Crocs, Inc.                                                   85,576     658,079       0.0%
    CSS Industries, Inc.                                           4,800     120,480       0.0%
    CST Brands, Inc.                                              56,968   2,735,603       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Culp, Inc.                                                    22,583 $  632,324       0.0%
*   Cumulus Media, Inc. Class A                                   11,822     16,314       0.0%
    Dana, Inc.                                                   142,450  2,205,126       0.1%
#   Darden Restaurants, Inc.                                      25,521  1,653,506       0.1%
*   Dave & Buster's Entertainment, Inc.                           30,937  1,279,245       0.0%
*   Deckers Outdoor Corp.                                         47,126  2,459,506       0.1%
*   Del Frisco's Restaurant Group, Inc.                           23,241    332,346       0.0%
#*  Del Taco Restaurants, Inc.                                    12,855    172,386       0.0%
*   Delta Apparel, Inc.                                           12,387    204,386       0.0%
*   Denny's Corp.                                                 29,926    310,333       0.0%
    Destination Maternity Corp.                                   13,230     89,832       0.0%
#*  Destination XL Group, Inc.                                    74,081    300,028       0.0%
    DeVry Education Group, Inc.                                  105,689  2,399,140       0.1%
    Dick's Sporting Goods, Inc.                                   66,029  3,674,514       0.1%
#   Dillard's, Inc. Class A                                       48,014  2,943,258       0.1%
    DineEquity, Inc.                                              23,092  1,826,577       0.1%
#*  Discovery Communications, Inc. Class A                        32,991    861,395       0.0%
*   Discovery Communications, Inc. Class B                         1,000     28,300       0.0%
*   Discovery Communications, Inc. Class C                        41,766  1,048,744       0.0%
*   Dixie Group, Inc. (The)                                        9,314     37,256       0.0%
    Dollar General Corp.                                          16,141  1,115,182       0.0%
*   Dollar Tree, Inc.                                             16,801  1,269,316       0.0%
    Domino's Pizza, Inc.                                           8,300  1,404,692       0.0%
#*  Dorman Products, Inc.                                         32,268  2,072,896       0.1%
    DR Horton, Inc.                                              179,683  5,180,261       0.1%
    Drew Industries, Inc.                                         24,209  2,167,916       0.1%
#   DSW, Inc. Class A                                             89,559  1,860,140       0.1%
#   Dunkin' Brands Group, Inc.                                    17,333    838,224       0.0%
    Educational Development Corp.                                  3,287     30,733       0.0%
#*  El Pollo Loco Holdings, Inc.                                   7,534     91,915       0.0%
*   Eldorado Resorts, Inc.                                        15,132    183,097       0.0%
*   Emerson Radio Corp.                                           22,180     22,111       0.0%
    Entercom Communications Corp. Class A                         41,141    543,061       0.0%
    Entravision Communications Corp. Class A                      91,548    613,372       0.0%
#   Escalade, Inc.                                                14,112    171,461       0.0%
#   Ethan Allen Interiors, Inc.                                   40,381  1,239,697       0.0%
*   EVINE Live, Inc.                                              44,612     95,916       0.0%
#*  EW Scripps Co. (The) Class A                                 100,672  1,334,911       0.0%
#   Expedia, Inc.                                                  9,899  1,279,248       0.0%
*   Express, Inc.                                                131,709  1,583,142       0.1%
#*  Famous Dave's of America, Inc.                                 6,706     33,530       0.0%
*   Federal-Mogul Holdings Corp.                                  89,444    828,251       0.0%
*   Fiesta Restaurant Group, Inc.                                 15,238    402,283       0.0%
#   Finish Line, Inc. (The) Class A                               96,150  1,893,193       0.1%
#*  Five Below, Inc.                                              17,117    643,257       0.0%
    Flanigan's Enterprises, Inc.                                     300      6,968       0.0%
    Flexsteel Industries, Inc.                                     9,611    402,701       0.0%
    Foot Locker, Inc.                                             36,047  2,406,858       0.1%
    Ford Motor Co.                                               829,745  9,741,206       0.3%
#*  Fossil Group, Inc.                                            12,801    349,083       0.0%
#*  Fox Factory Holding Corp.                                     35,084    761,323       0.0%
#*  Francesca's Holdings Corp.                                    32,715    525,730       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Fred's, Inc. Class A                                          70,632 $   644,870       0.0%
*   FTD Cos., Inc.                                                42,906     863,269       0.0%
*   Full House Resorts, Inc.                                      19,187      31,275       0.0%
#*  G-III Apparel Group, Ltd.                                     43,264   1,130,056       0.0%
#   GameStop Corp. Class A                                       157,904   3,797,591       0.1%
*   Gaming Partners International Corp.                            9,358      97,230       0.0%
    Gannett Co., Inc.                                            130,515   1,014,102       0.0%
#   Gap, Inc. (The)                                               34,808     960,353       0.0%
#   Garmin, Ltd.                                                  22,692   1,097,385       0.0%
    General Motors Co.                                           339,484  10,727,694       0.3%
*   Genesco, Inc.                                                 38,025   2,045,745       0.1%
#   Gentex Corp.                                                 180,475   3,051,832       0.1%
*   Gentherm, Inc.                                                32,496     914,762       0.0%
    Genuine Parts Co.                                             17,138   1,552,531       0.1%
    GNC Holdings, Inc. Class A                                    58,026     779,289       0.0%
    Goodyear Tire & Rubber Co. (The)                              56,133   1,629,541       0.1%
#*  GoPro, Inc. Class A                                           13,114     167,597       0.0%
#*  Gordmans Stores, Inc.                                          4,385       3,508       0.0%
    Graham Holdings Co. Class B                                    6,437   3,057,575       0.1%
*   Grand Canyon Education, Inc.                                  59,280   2,586,979       0.1%
*   Gray Television, Inc.                                         97,331     866,246       0.0%
*   Gray Television, Inc. Class A                                  2,300      19,665       0.0%
*   Green Brick Partners, Inc.                                    21,202     162,195       0.0%
    Group 1 Automotive, Inc.                                      38,905   2,344,804       0.1%
    Guess?, Inc.                                                 142,186   1,919,511       0.1%
    H&R Block, Inc.                                               19,652     451,406       0.0%
#   Hanesbrands, Inc.                                             31,600     812,120       0.0%
#   Harley-Davidson, Inc.                                         25,800   1,471,116       0.1%
    Harman International Industries, Inc.                         12,469     993,904       0.0%
    Harte-Hanks, Inc.                                            100,039     141,055       0.0%
    Hasbro, Inc.                                                   9,400     784,054       0.0%
    Haverty Furniture Cos., Inc.                                  30,347     538,659       0.0%
    Haverty Furniture Cos., Inc. Class A                           1,796      31,879       0.0%
*   Helen of Troy, Ltd.                                           28,037   2,285,015       0.1%
#*  hhgregg, Inc.                                                 34,055      57,894       0.0%
#*  Hibbett Sports, Inc.                                          18,537     720,162       0.0%
#   Hilton Worldwide Holdings, Inc.                               34,834     787,248       0.0%
    Home Depot, Inc. (The)                                        14,454   1,763,533       0.1%
    Hooker Furniture Corp.                                        20,440     537,572       0.0%
*   Horizon Global Corp.                                          13,200     264,528       0.0%
*   Houghton Mifflin Harcourt Co.                                113,162   1,431,499       0.1%
    HSN, Inc.                                                     10,725     404,333       0.0%
#*  Hyatt Hotels Corp. Class A                                    13,298     675,405       0.0%
*   Iconix Brand Group, Inc.                                      78,132     615,680       0.0%
    ILG, Inc.                                                     52,095     853,316       0.0%
*   Insignia Systems, Inc.                                         7,000      15,260       0.0%
*   Installed Building Products, Inc.                             14,863     491,222       0.0%
    International Game Technology P.L.C.                         102,105   2,932,456       0.1%
    International Speedway Corp. Class A                          53,747   1,768,276       0.1%
    Interpublic Group of Cos., Inc. (The)                         44,149     988,496       0.0%
*   Intrawest Resorts Holdings, Inc.                              10,651     174,783       0.0%
#*  iRobot Corp.                                                  21,947   1,112,713       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Isle of Capri Casinos, Inc.                                   13,149 $  276,129       0.0%
*   J Alexander's Holdings, Inc.                                  10,952     98,568       0.0%
    Jack in the Box, Inc.                                          8,283    776,366       0.0%
*   JAKKS Pacific, Inc.                                            5,955     39,899       0.0%
#*  Jamba, Inc.                                                   11,874    125,271       0.0%
#*  JC Penney Co., Inc.                                          331,079  2,843,969       0.1%
    John Wiley & Sons, Inc. Class A                               35,911  1,853,008       0.1%
    John Wiley & Sons, Inc. Class B                                2,087    109,755       0.0%
    Johnson Outdoors, Inc. Class A                                14,083    506,706       0.0%
*   K12, Inc.                                                     53,431    579,192       0.0%
#*  Kate Spade & Co.                                              21,775    364,731       0.0%
#   KB Home                                                       74,081  1,077,138       0.0%
*   Kirkland's, Inc.                                              35,241    430,293       0.0%
#   Kohl's Corp.                                                 154,462  6,757,712       0.2%
#*  Kona Grill, Inc.                                              11,299    121,464       0.0%
*   Koss Corp.                                                     4,404     12,904       0.0%
#   L Brands, Inc.                                                 6,200    447,578       0.0%
*   La Quinta Holdings, Inc.                                      89,493    895,825       0.0%
    La-Z-Boy, Inc.                                                68,692  1,607,393       0.1%
*   Lakeland Industries, Inc.                                      5,597     55,410       0.0%
#*  Lands' End, Inc.                                              12,242    190,975       0.0%
#   Las Vegas Sands Corp.                                         19,359  1,120,499       0.0%
    Lear Corp.                                                    16,106  1,977,495       0.1%
    Leggett & Platt, Inc.                                         22,528  1,033,585       0.0%
    Lennar Corp. Class A                                          67,309  2,806,112       0.1%
    Lennar Corp. Class B                                          11,242    376,832       0.0%
    Libbey, Inc.                                                  43,143    690,719       0.0%
*   Liberty Broadband Corp. Class A                               17,804  1,156,370       0.0%
*   Liberty Broadband Corp. Class B                                  234     15,287       0.0%
#*  Liberty Broadband Corp. Class C                               36,388  2,425,260       0.1%
*   Liberty Interactive Corp., QVC Group Class A                  86,201  1,593,856       0.1%
*   Liberty Interactive Corp., QVC Group Class B                     131      2,632       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A                     3,850     65,258       0.0%
*   Liberty Media Corp.-Liberty Braves Class B                        93      1,543       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                     8,071    134,544       0.0%
#*  Liberty Media Corp.-Liberty Media Class A                      9,627    267,919       0.0%
*   Liberty Media Corp.-Liberty Media Class B                        234      6,260       0.0%
#*  Liberty Media Corp.-Liberty Media Class C                     20,179    553,106       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                  38,509  1,281,194       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class B                     936     30,261       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                  80,719  2,679,064       0.1%
    Liberty Tax, Inc.                                              5,220     61,857       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                    93,503  2,075,767       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class B                       436      9,494       0.0%
*   Liberty Ventures Series A                                     65,044  2,595,256       0.1%
    Lifetime Brands, Inc.                                         22,679    320,908       0.0%
#   Lions Gate Entertainment Corp.                                12,058    245,501       0.0%
#   Lithia Motors, Inc. Class A                                   23,918  2,051,686       0.1%
#*  Live Nation Entertainment, Inc.                               52,423  1,450,544       0.1%
*   LKQ Corp.                                                     56,098  1,810,843       0.1%
#*  Loral Space & Communications, Inc.                             2,358     91,490       0.0%
    Lowe's Cos., Inc.                                             66,542  4,435,024       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Luby's, Inc.                                                  40,905 $  171,392       0.0%
#*  Lululemon Athletica, Inc.                                     10,200    583,950       0.0%
#*  Lumber Liquidators Holdings, Inc.                              5,098     79,070       0.0%
*   M/I Homes, Inc.                                               42,211    907,959       0.0%
    Macy's, Inc.                                                  36,991  1,349,802       0.0%
#*  Madison Square Garden Co. (The) Class A                       26,107  4,320,447       0.1%
*   Malibu Boats, Inc. Class A                                     8,684    127,394       0.0%
    Marcus Corp. (The)                                            21,011    556,792       0.0%
    Marine Products Corp.                                         28,784    269,130       0.0%
*   MarineMax, Inc.                                               44,036    878,518       0.0%
    Marriott International, Inc. Class A                          10,358    711,595       0.0%
#   Marriott Vacations Worldwide Corp.                            44,797  2,848,193       0.1%
#   Mattel, Inc.                                                  27,565    869,124       0.0%
#*  McClatchy Co. (The) Class A                                   10,395    146,570       0.0%
    McDonald's Corp.                                               2,590    291,556       0.0%
    MDC Holdings, Inc.                                            84,721  2,008,735       0.1%
*   Media General, Inc.                                           38,825    654,201       0.0%
#   Meredith Corp.                                                50,294  2,280,833       0.1%
*   Meritage Homes Corp.                                          87,210  2,699,149       0.1%
*   MGM Resorts International                                    152,992  4,003,801       0.1%
#*  Michael Kors Holdings, Ltd.                                    7,681    390,041       0.0%
#*  Michaels Cos., Inc. (The)                                     20,089    467,069       0.0%
*   Modine Manufacturing Co.                                      84,275    922,811       0.0%
*   Mohawk Industries, Inc.                                       12,479  2,299,880       0.1%
*   Monarch Casino & Resort, Inc.                                  5,624    133,008       0.0%
#   Monro Muffler Brake, Inc.                                     10,989    604,395       0.0%
*   Motorcar Parts of America, Inc.                               23,531    617,453       0.0%
    Movado Group, Inc.                                            21,143    466,203       0.0%
*   MSG Networks, Inc. Class A                                    27,036    516,388       0.0%
*   Murphy USA, Inc.                                              28,248  1,942,897       0.1%
    NACCO Industries, Inc. Class A                                 9,759    713,871       0.0%
*   Nathan's Famous, Inc.                                          4,306    229,510       0.0%
    National American University Holdings, Inc.                      579      1,042       0.0%
    National CineMedia, Inc.                                      26,421    366,459       0.0%
#*  Nautilus, Inc.                                                50,709    892,478       0.0%
    New Media Investment Group, Inc.                              22,079    317,938       0.0%
*   New York & Co., Inc.                                          65,226    143,497       0.0%
#   New York Times Co. (The) Class A                             162,405  1,770,214       0.1%
    Newell Brands, Inc.                                           47,465  2,279,269       0.1%
    News Corp. Class A                                           149,836  1,816,012       0.1%
#   News Corp. Class B                                            65,934    817,582       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                      10,575    516,060       0.0%
    NIKE, Inc. Class B                                             4,800    240,864       0.0%
*   Nobility Homes, Inc.                                           1,284     19,902       0.0%
#   Nordstrom, Inc.                                               17,604    915,408       0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                          22,667    881,066       0.0%
    Nutrisystem, Inc.                                             24,845    787,587       0.0%
*   NVR, Inc.                                                        830  1,264,090       0.0%
*   O'Reilly Automotive, Inc.                                      9,113  2,409,842       0.1%
    Office Depot, Inc.                                           809,121  2,548,731       0.1%
#*  Ollie's Bargain Outlet Holdings, Inc.                         22,066    603,505       0.0%
#   Omnicom Group, Inc.                                           23,375  1,865,792       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Overstock.com, Inc.                                           12,490 $  182,979       0.0%
    Oxford Industries, Inc.                                       19,252  1,207,485       0.0%
    P&F Industries, Inc. Class A                                   2,014     16,213       0.0%
#*  Panera Bread Co. Class A                                       4,800    915,648       0.0%
#   Papa John's International, Inc.                               11,194    844,587       0.0%
#*  Papa Murphy's Holdings, Inc.                                   7,233     40,215       0.0%
#*  Party City Holdco, Inc.                                        9,921    161,216       0.0%
#*  Penn National Gaming, Inc.                                    52,470    678,437       0.0%
#   Penske Automotive Group, Inc.                                105,632  4,727,032       0.1%
*   Perfumania Holdings, Inc.                                      3,665      7,330       0.0%
*   Perry Ellis International, Inc.                               17,492    325,176       0.0%
    PetMed Express, Inc.                                          19,102    379,557       0.0%
#   Pier 1 Imports, Inc.                                         135,849    585,509       0.0%
#*  Pinnacle Entertainment, Inc.                                  19,407    229,973       0.0%
*   Planet Fitness, Inc. Class A                                   7,295    154,654       0.0%
#   Polaris Industries, Inc.                                       9,939    761,427       0.0%
    Pool Corp.                                                    11,818  1,094,110       0.0%
#*  Popeyes Louisiana Kitchen, Inc.                                9,550    509,779       0.0%
*   Potbelly Corp.                                                10,733    140,066       0.0%
*   Priceline Group, Inc. (The)                                    1,900  2,801,037       0.1%
#   PulteGroup, Inc.                                             240,515  4,473,579       0.1%
    PVH Corp.                                                     43,237  4,625,494       0.1%
*   QEP Co., Inc.                                                  1,500     27,225       0.0%
#*  Radio One, Inc. Class D                                       39,577     98,943       0.0%
#   Ralph Lauren Corp.                                             9,892    970,405       0.0%
    RCI Hospitality Holdings, Inc.                                20,006    232,270       0.0%
*   Reading International, Inc. Class A                           27,598    364,018       0.0%
*   Red Lion Hotels Corp.                                         31,299    262,912       0.0%
*   Red Robin Gourmet Burgers, Inc.                               21,266    978,236       0.0%
    Regal Entertainment Group Class A                             17,494    376,296       0.0%
*   Regis Corp.                                                   68,795    872,321       0.0%
#   Rent-A-Center, Inc.                                           65,105    656,909       0.0%
#*  Restoration Hardware Holdings, Inc.                           10,556    305,807       0.0%
    Rocky Brands, Inc.                                             9,423    100,826       0.0%
    Ross Stores, Inc.                                             23,632  1,477,945       0.1%
#   Royal Caribbean Cruises, Ltd.                                 30,080  2,312,250       0.1%
*   Ruby Tuesday, Inc.                                            91,843    272,774       0.0%
    Ruth's Hospitality Group, Inc.                                50,925    807,161       0.0%
    Salem Media Group, Inc.                                       22,144    120,685       0.0%
#*  Sally Beauty Holdings, Inc.                                   20,174    523,314       0.0%
    Scholastic Corp.                                              37,915  1,450,249       0.1%
#   Scripps Networks Interactive, Inc. Class A                     5,300    341,108       0.0%
*   Sears Hometown and Outlet Stores, Inc.                         1,071      5,194       0.0%
#   SeaWorld Entertainment, Inc.                                 115,578  1,619,248       0.1%
*   Select Comfort Corp.                                          40,444    776,120       0.0%
*   Sequential Brands Group, Inc.                                  2,686     19,339       0.0%
#   Service Corp. International                                   73,348  1,877,709       0.1%
#*  ServiceMaster Global Holdings, Inc.                           34,770  1,244,418       0.0%
*   Shiloh Industries, Inc.                                       21,831    152,599       0.0%
    Shoe Carnival, Inc.                                           25,961    658,631       0.0%
*   Shutterfly, Inc.                                              42,422  2,078,678       0.1%
#   Signet Jewelers, Ltd.                                         14,628  1,188,671       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Sinclair Broadcast Group, Inc. Class A                        55,627 $1,396,238       0.0%
#*  Sirius XM Holdings, Inc.                                     124,278    518,239       0.0%
#   Six Flags Entertainment Corp.                                 19,898  1,107,324       0.0%
*   Skechers U.S.A., Inc. Class A                                 39,540    831,526       0.0%
#*  Skyline Corp.                                                  8,700    100,659       0.0%
*   Smith & Wesson Holding Corp.                                  45,495  1,202,433       0.0%
#   Sonic Automotive, Inc. Class A                                62,520  1,119,108       0.0%
#   Sonic Corp.                                                   28,283    647,964       0.0%
#   Sotheby's                                                     69,069  2,478,196       0.1%
*   Spanish Broadcasting System, Inc. Class A                      1,489      5,063       0.0%
    Spartan Motors, Inc.                                          46,795    400,097       0.0%
    Speedway Motorsports, Inc.                                    57,549  1,082,497       0.0%
*   Sportsman's Warehouse Holdings, Inc.                          19,810    182,252       0.0%
#   Stage Stores, Inc.                                            52,572    267,591       0.0%
    Standard Motor Products, Inc.                                 33,461  1,636,243       0.1%
    Stanley Furniture Co., Inc.                                   13,731     18,949       0.0%
    Staples, Inc.                                                329,895  2,441,223       0.1%
*   Starz Class A                                                 24,948    784,864       0.0%
*   Starz Class B                                                    936     28,833       0.0%
    Stein Mart, Inc.                                              59,443    357,847       0.0%
*   Steven Madden, Ltd.                                           42,135  1,407,309       0.0%
*   Stoneridge, Inc.                                              51,533    763,719       0.0%
    Strattec Security Corp.                                        6,011    213,391       0.0%
*   Strayer Education, Inc.                                       21,714  1,273,743       0.0%
    Sturm Ruger & Co., Inc.                                       16,895  1,039,042       0.0%
    Superior Industries International, Inc.                       32,275    790,738       0.0%
    Superior Uniform Group, Inc.                                  22,099    393,141       0.0%
*   Sypris Solutions, Inc.                                        17,625     17,449       0.0%
    Tailored Brands, Inc.                                         14,905    235,499       0.0%
*   Tandy Leather Factory, Inc.                                   17,438    129,041       0.0%
    Target Corp.                                                  52,314  3,595,541       0.1%
*   Taylor Morrison Home Corp. Class A                            29,604    505,044       0.0%
    TEGNA, Inc.                                                  163,902  3,215,757       0.1%
#*  Tempur Sealy International, Inc.                              13,378    723,348       0.0%
#*  Tenneco, Inc.                                                 13,200    726,924       0.0%
*   Tesla Motors, Inc.                                               402     79,487       0.0%
    Texas Roadhouse, Inc.                                         39,134  1,585,710       0.1%
    Thor Industries, Inc.                                         35,911  2,848,101       0.1%
#   Tiffany & Co.                                                 14,964  1,098,657       0.0%
#*  Tile Shop Holdings, Inc.                                         956     16,204       0.0%
*   Tilly's, Inc. Class A                                          4,855     45,054       0.0%
    Time Warner, Inc.                                             94,912  8,446,219       0.2%
    Time, Inc.                                                   145,835  1,895,855       0.1%
    TJX Cos., Inc. (The)                                          10,244    755,495       0.0%
#*  Toll Brothers, Inc.                                          210,124  5,765,803       0.2%
*   TopBuild Corp.                                                39,050  1,176,576       0.0%
    Tower International, Inc.                                     23,349    506,673       0.0%
*   Town Sports International Holdings, Inc.                      12,510     31,275       0.0%
#   Tractor Supply Co.                                            17,500  1,096,025       0.0%
*   Trans World Entertainment Corp.                                1,500      5,850       0.0%
*   TRI Pointe Group, Inc.                                       221,861  2,402,755       0.1%
#*  TripAdvisor, Inc.                                             14,450    931,736       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   tronc, Inc.                                                    4,636 $     55,771       0.0%
*   Tuesday Morning Corp.                                         57,924      286,724       0.0%
#   Tupperware Brands Corp.                                        6,900      410,688       0.0%
    Twenty-First Century Fox, Inc. Class A                        85,500    2,246,085       0.1%
    Twenty-First Century Fox, Inc. Class B                        23,700      625,443       0.0%
*   UCP, Inc. Class A                                              1,600       14,560       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.                        10,973    2,670,170       0.1%
#*  Under Armour, Inc. Class A                                    11,332      352,425       0.0%
*   Under Armour, Inc. Class C                                    11,412      295,114       0.0%
*   Unifi, Inc.                                                   21,980      631,925       0.0%
*   Universal Electronics, Inc.                                   16,500    1,157,475       0.0%
    Universal Technical Institute, Inc.                           22,884       34,784       0.0%
#*  Urban Outfitters, Inc.                                        81,189    2,715,772       0.1%
*   US Auto Parts Network, Inc.                                   26,854       82,442       0.0%
    Vail Resorts, Inc.                                             6,250      996,500       0.0%
#*  Vera Bradley, Inc.                                            46,851      626,398       0.0%
    VF Corp.                                                      13,052      707,549       0.0%
    Viacom, Inc. Class A                                           2,734      115,648       0.0%
    Viacom, Inc. Class B                                          45,808    1,720,548       0.1%
#*  Vince Holding Corp.                                           18,924      103,136       0.0%
*   Vista Outdoor, Inc.                                           73,020    2,823,683       0.1%
    Visteon Corp.                                                 34,661    2,447,413       0.1%
#*  Vitamin Shoppe, Inc.                                          47,053    1,178,678       0.0%
*   VOXX International Corp.                                      36,528      149,765       0.0%
    Walt Disney Co. (The)                                        118,253   10,960,871       0.3%
*   WCI Communities, Inc.                                          9,658      223,583       0.0%
#*  Weight Watchers International, Inc.                            6,975       71,703       0.0%
#   Wendy's Co. (The)                                            320,971    3,479,326       0.1%
*   West Marine, Inc.                                             38,812      310,496       0.0%
#   Weyco Group, Inc.                                             10,680      270,311       0.0%
    Whirlpool Corp.                                               17,108    2,563,121       0.1%
#*  William Lyon Homes Class A                                    23,652      422,425       0.0%
#   Williams-Sonoma, Inc.                                         23,408    1,081,918       0.0%
#   Wingstop, Inc.                                                 3,080       82,421       0.0%
#   Winmark Corp.                                                  3,672      392,720       0.0%
#   Winnebago Industries, Inc.                                    58,248    1,645,506       0.1%
    Wolverine World Wide, Inc.                                    92,404    1,972,825       0.1%
#   Wyndham Worldwide Corp.                                       20,878    1,374,608       0.0%
    Wynn Resorts, Ltd.                                             2,100      198,555       0.0%
*   ZAGG, Inc.                                                    64,087      416,566       0.0%
*   Zumiez, Inc.                                                  43,968      978,288       0.0%
                                                                         ------------      ----
Total Consumer Discretionary                                              537,521,697      14.1%
                                                                         ------------      ----
Consumer Staples -- (4.2%)
    Alico, Inc.                                                   10,288      269,031       0.0%
*   Alliance One International, Inc.                              13,912      206,593       0.0%
    Altria Group, Inc.                                            13,203      872,982       0.0%
    Andersons, Inc. (The)                                         47,471    1,806,272       0.1%
    Archer-Daniels-Midland Co.                                    76,640    3,339,205       0.1%
#   Avon Products, Inc.                                          150,512      985,854       0.0%
#   B&G Foods, Inc.                                               40,875    1,733,100       0.1%
#*  Blue Buffalo Pet Products, Inc.                               21,141      531,062       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Staples -- (Continued)
#*  Boston Beer Co., Inc. (The) Class A                            3,581 $  555,950       0.0%
*   Bridgford Foods Corp.                                          3,414     38,920       0.0%
    Brown-Forman Corp. Class A                                     7,616    369,376       0.0%
#   Brown-Forman Corp. Class B                                     4,922    227,249       0.0%
    Bunge, Ltd.                                                   99,844  6,191,326       0.2%
#   Cal-Maine Foods, Inc.                                         44,448  1,717,915       0.1%
    Calavo Growers, Inc.                                          11,046    653,371       0.0%
#   Casey's General Stores, Inc.                                  14,507  1,639,146       0.1%
*   CCA Industries, Inc.                                           4,700     14,100       0.0%
#*  Central Garden & Pet Co.                                      20,939    509,236       0.0%
*   Central Garden & Pet Co. Class A                              49,930  1,165,366       0.0%
#*  Chefs' Warehouse, Inc. (The)                                  34,429    392,491       0.0%
#   Church & Dwight Co., Inc.                                     20,030    966,648       0.0%
#   Coca-Cola Bottling Co. Consolidated                            9,412  1,329,916       0.0%
*   Coffee Holding Co., Inc.                                       1,900      9,823       0.0%
    ConAgra Foods, Inc.                                           15,218    733,203       0.0%
    Constellation Brands, Inc. Class A                             9,086  1,518,452       0.1%
    Constellation Brands, Inc. Class B                             1,214    206,234       0.0%
    Costco Wholesale Corp.                                        12,989  1,920,683       0.1%
    Coty, Inc. Class A                                            68,940  1,584,931       0.1%
*   Craft Brew Alliance, Inc.                                     29,866    479,349       0.0%
*   Crimson Wine Group, Ltd.                                       7,007     65,235       0.0%
    CVS Health Corp.                                             102,304  8,603,766       0.2%
*   Darling Ingredients, Inc.                                    220,834  3,003,342       0.1%
#   Dean Foods Co.                                               128,077  2,338,686       0.1%
    Dr Pepper Snapple Group, Inc.                                 17,376  1,525,439       0.1%
*   Edgewell Personal Care Co.                                    40,264  3,035,906       0.1%
    Energizer Holdings, Inc.                                       9,398    437,101       0.0%
#*  Farmer Brothers Co.                                           20,997    686,602       0.0%
#*  Female Health Co. (The)                                        4,500      4,275       0.0%
#   Flowers Foods, Inc.                                           76,089  1,180,901       0.0%
    Fresh Del Monte Produce, Inc.                                 82,609  4,985,453       0.1%
#   General Mills, Inc.                                           16,200  1,004,076       0.0%
#*  Hain Celestial Group, Inc. (The)                              60,685  2,207,113       0.1%
#*  Herbalife, Ltd.                                               12,245    743,027       0.0%
    Hormel Foods Corp.                                            21,066    811,041       0.0%
*   HRG Group, Inc.                                               76,985  1,157,854       0.0%
    Ingles Markets, Inc. Class A                                  21,873    863,984       0.0%
    Ingredion, Inc.                                               46,903  6,152,267       0.2%
    Inter Parfums, Inc.                                           36,557  1,191,758       0.0%
#*  Inventure Foods, Inc.                                          1,791     15,152       0.0%
    J&J Snack Foods Corp.                                         15,048  1,838,113       0.1%
    JM Smucker Co. (The)                                          60,483  7,942,023       0.2%
#   John B. Sanfilippo & Son, Inc.                                 9,554    484,197       0.0%
    Kraft Heinz Co. (The)                                         58,130  5,170,663       0.1%
    Kroger Co. (The)                                              34,830  1,079,033       0.0%
    Lancaster Colony Corp.                                        10,957  1,431,532       0.1%
*   Landec Corp.                                                  52,000    689,000       0.0%
#*  Lifevantage Corp.                                              2,000     16,400       0.0%
#*  Lifeway Foods, Inc.                                            4,839     86,521       0.0%
#   Limoneira Co.                                                  2,554     50,288       0.0%
    Mannatech, Inc.                                                2,569     44,444       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Staples -- (Continued)
#   McCormick & Co., Inc. Non-Voting                               9,862 $   945,470       0.0%
    McCormick & Co., Inc. Voting                                   1,064     101,591       0.0%
    Medifast, Inc.                                                19,819     813,768       0.0%
#   MGP Ingredients, Inc.                                         30,831   1,085,560       0.0%
    Molson Coors Brewing Co. Class A                                 534      58,169       0.0%
    Molson Coors Brewing Co. Class B                              10,860   1,127,377       0.0%
    Mondelez International, Inc. Class A                         131,040   5,888,938       0.2%
*   Monster Beverage Corp.                                         2,400     346,416       0.0%
*   National Beverage Corp.                                       27,000   1,275,480       0.0%
*   Natural Alternatives International, Inc.                       8,015     100,989       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                      15,356     182,429       0.0%
    Natural Health Trends Corp.                                      995      23,213       0.0%
    Nature's Sunshine Products, Inc.                               1,303      16,353       0.0%
#   Nu Skin Enterprises, Inc. Class A                             21,956   1,353,587       0.0%
*   Nutraceutical International Corp.                             14,516     418,061       0.0%
    Oil-Dri Corp. of America                                       7,273     245,536       0.0%
*   Omega Protein Corp.                                           38,499     858,528       0.0%
#   Orchids Paper Products Co.                                    13,352     342,612       0.0%
    PepsiCo, Inc.                                                  9,195     985,704       0.0%
    Philip Morris International, Inc.                             36,900   3,558,636       0.1%
#   Pilgrim's Pride Corp.                                         49,432   1,079,595       0.0%
    Pinnacle Foods, Inc.                                          49,145   2,527,036       0.1%
#*  Post Holdings, Inc.                                           55,507   4,231,299       0.1%
#   PriceSmart, Inc.                                               9,543     867,936       0.0%
*   Primo Water Corp.                                             13,032     170,589       0.0%
    Procter & Gamble Co. (The)                                    99,988   8,678,958       0.2%
*   Revlon, Inc. Class A                                          14,164     481,576       0.0%
    Reynolds American, Inc.                                       41,710   2,297,387       0.1%
*   Rite Aid Corp.                                                87,461     586,863       0.0%
    Rocky Mountain Chocolate Factory, Inc.                         5,450      55,590       0.0%
#   Sanderson Farms, Inc.                                         33,556   3,019,369       0.1%
*   Seaboard Corp.                                                   535   1,810,975       0.1%
*   Seneca Foods Corp. Class A                                    12,820     376,908       0.0%
*   Seneca Foods Corp. Class B                                     1,251      41,283       0.0%
*   Smart & Final Stores, Inc.                                       764       9,168       0.0%
    Snyder's-Lance, Inc.                                         108,236   3,849,955       0.1%
    SpartanNash Co.                                               54,760   1,533,280       0.1%
#   Spectrum Brands Holdings, Inc.                                 9,827   1,329,003       0.0%
#*  Sprouts Farmers Market, Inc.                                  24,904     551,624       0.0%
#*  SUPERVALU, Inc.                                               92,978     398,876       0.0%
*   Tofutti Brands, Inc.                                             799       1,878       0.0%
#   Tootsie Roll Industries, Inc.                                 21,876     775,504       0.0%
#*  TreeHouse Foods, Inc.                                         59,514   5,206,285       0.2%
    Tyson Foods, Inc. Class A                                     47,445   3,361,478       0.1%
*   United Natural Foods, Inc.                                    56,963   2,377,636       0.1%
    United-Guardian, Inc.                                          1,872      29,203       0.0%
#   Universal Corp.                                               31,843   1,725,891       0.1%
#*  USANA Health Sciences, Inc.                                    9,355   1,202,117       0.0%
#   Vector Group, Ltd.                                            28,920     605,585       0.0%
    Village Super Market, Inc. Class A                            10,231     305,907       0.0%
    Wal-Mart Stores, Inc.                                        179,784  12,588,476       0.3%
    Walgreens Boots Alliance, Inc.                                57,706   4,774,017       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
#   WD-40 Co.                                                      7,242 $    772,178       0.0%
    Weis Markets, Inc.                                            33,473    1,862,103       0.1%
*   WhiteWave Foods Co. (The)                                     31,814    1,733,545       0.1%
#   Whole Foods Market, Inc.                                      33,877      958,380       0.0%
                                                                         ------------       ---
Total Consumer Staples                                                    182,718,846       4.8%
                                                                         ------------       ---
Energy -- (6.9%)
*   Abraxas Petroleum Corp.                                       19,403       31,433       0.0%
    Adams Resources & Energy, Inc.                                 5,276      192,785       0.0%
    Alon USA Energy, Inc.                                        101,614      819,009       0.0%
    Anadarko Petroleum Corp.                                      33,696    2,002,890       0.1%
*   Antero Resources Corp.                                        43,316    1,146,575       0.0%
    Apache Corp.                                                  70,476    4,191,912       0.1%
#*  Approach Resources, Inc.                                       1,047        2,984       0.0%
    Archrock, Inc.                                                74,370      862,692       0.0%
#   Atwood Oceanics, Inc.                                        102,478      781,907       0.0%
    Baker Hughes, Inc.                                            55,395    3,068,883       0.1%
*   Barnwell Industries, Inc.                                      7,497       11,995       0.0%
*   Bill Barrett Corp.                                            64,057      332,456       0.0%
#   Bristow Group, Inc.                                           41,007      410,480       0.0%
    Cabot Oil & Gas Corp.                                         37,044      773,479       0.0%
*   Callon Petroleum Co.                                         132,100    1,715,979       0.1%
#   CARBO Ceramics, Inc.                                           4,831       29,469       0.0%
#*  Carrizo Oil & Gas, Inc.                                       23,318      788,848       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                     4,738       94,476       0.0%
#*  Cheniere Energy, Inc.                                          7,686      289,762       0.0%
*   Chesapeake Energy Corp.                                       83,700      461,187       0.0%
    Chevron Corp.                                                222,498   23,306,665       0.6%
    Cimarex Energy Co.                                            10,751    1,388,277       0.0%
#*  Clayton Williams Energy, Inc.                                 18,832    1,644,222       0.1%
*   Clean Energy Fuels Corp.                                      62,758      257,935       0.0%
#*  Cloud Peak Energy, Inc.                                       78,591      484,121       0.0%
#*  Cobalt International Energy, Inc.                            305,897      288,797       0.0%
#*  Concho Resources, Inc.                                        23,731    3,012,413       0.1%
    ConocoPhillips                                               152,715    6,635,467       0.2%
    CONSOL Energy, Inc.                                          286,823    4,861,650       0.1%
*   Contango Oil & Gas Co.                                        35,331      276,642       0.0%
#*  Continental Resources, Inc.                                   18,071      883,853       0.0%
#   Core Laboratories NV                                           5,467      530,135       0.0%
#   CVR Energy, Inc.                                              30,742      407,639       0.0%
*   Dawson Geophysical Co.                                        23,733      155,451       0.0%
    Delek US Holdings, Inc.                                       88,382    1,493,656       0.0%
#*  Denbury Resources, Inc.                                      317,378      758,533       0.0%
    Devon Energy Corp.                                            13,078      495,525       0.0%
#   DHT Holdings, Inc.                                           138,015      561,721       0.0%
#   Diamond Offshore Drilling, Inc.                              153,676    2,534,117       0.1%
#*  Diamondback Energy, Inc.                                      18,353    1,675,445       0.1%
#*  Dorian LPG, Ltd.                                               9,118       51,334       0.0%
#*  Dril-Quip, Inc.                                               51,913    2,465,868       0.1%
*   Eclipse Resources Corp.                                       34,611       94,834       0.0%
    Energen Corp.                                                 13,052      654,297       0.0%
*   ENGlobal Corp.                                                25,261       36,123       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
#   EnLink Midstream LLC                                          88,483 $ 1,349,366       0.0%
    EOG Resources, Inc.                                           28,939   2,616,664       0.1%
#*  EP Energy Corp. Class A                                       43,409     154,536       0.0%
*   Era Group, Inc.                                               28,008     211,460       0.0%
    Evolution Petroleum Corp.                                     15,137     116,555       0.0%
*   Exterran Corp.                                                37,185     587,895       0.0%
    Exxon Mobil Corp.                                            465,409  38,777,878       1.0%
*   FMC Technologies, Inc.                                        48,961   1,579,971       0.1%
#*  Forum Energy Technologies, Inc.                              105,416   1,897,488       0.1%
#   Frank's International NV                                      34,070     383,288       0.0%
    GasLog, Ltd.                                                  57,896     888,704       0.0%
#*  Gastar Exploration, Inc.                                     113,812     122,917       0.0%
#*  Geospace Technologies Corp.                                   11,088     204,352       0.0%
    Green Plains, Inc.                                            46,043   1,197,118       0.0%
    Gulf Island Fabrication, Inc.                                 22,632     226,320       0.0%
#*  Gulfmark Offshore, Inc. Class A                               31,656      36,404       0.0%
*   Gulfport Energy Corp.                                        129,494   3,122,100       0.1%
    Hallador Energy Co.                                            4,268      37,729       0.0%
    Halliburton Co.                                               38,866   1,787,836       0.1%
*   Helix Energy Solutions Group, Inc.                           179,936   1,569,042       0.1%
#   Helmerich & Payne, Inc.                                       55,872   3,526,082       0.1%
#   Hess Corp.                                                   100,031   4,798,487       0.1%
#   HollyFrontier Corp.                                          114,181   2,848,816       0.1%
#*  Hornbeck Offshore Services, Inc.                              46,873     186,086       0.0%
*   ION Geophysical Corp.                                         11,700      69,030       0.0%
#*  Jones Energy, Inc. Class A                                     3,425      14,043       0.0%
    Kinder Morgan, Inc.                                          158,799   3,244,264       0.1%
#*  Kosmos Energy, Ltd.                                          214,796   1,119,087       0.0%
*   Laredo Petroleum, Inc.                                        36,675     437,166       0.0%
    Marathon Oil Corp.                                           274,960   3,623,973       0.1%
    Marathon Petroleum Corp.                                      79,270   3,455,379       0.1%
#*  Matador Resources Co.                                         36,177     789,020       0.0%
*   Matrix Service Co.                                            43,035     761,720       0.0%
#*  McDermott International, Inc.                                208,200   1,070,148       0.0%
*   Mitcham Industries, Inc.                                      22,567      66,798       0.0%
#   Murphy Oil Corp.                                             185,813   4,806,982       0.1%
#   Nabors Industries, Ltd.                                      366,821   4,365,170       0.1%
#   National Oilwell Varco, Inc.                                 129,209   4,147,609       0.1%
*   Natural Gas Services Group, Inc.                              24,515     531,976       0.0%
*   Newfield Exploration Co.                                      14,124     573,293       0.0%
*   Newpark Resources, Inc.                                      167,415   1,054,715       0.0%
    Noble Corp. P.L.C.                                           273,753   1,352,340       0.0%
    Noble Energy, Inc.                                           175,580   6,052,243       0.2%
    Nordic American Offshore, Ltd.                                   239         789       0.0%
#   Nordic American Tankers, Ltd.                                 27,665     226,023       0.0%
#*  Northern Oil and Gas, Inc.                                    78,652     165,169       0.0%
*   Oasis Petroleum, Inc.                                        217,987   2,286,684       0.1%
    Occidental Petroleum Corp.                                    47,367   3,453,528       0.1%
#   Oceaneering International, Inc.                               85,066   2,024,571       0.1%
*   Oil States International, Inc.                                90,152   2,636,946       0.1%
#   ONEOK, Inc.                                                   18,514     896,633       0.0%
    Overseas Shipholding Group, Inc. Class A                       5,822      51,001       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
#*  Pacific Drilling SA                                            1,989 $     7,001       0.0%
    Panhandle Oil and Gas, Inc. Class A                           27,323     491,814       0.0%
*   Par Pacific Holdings, Inc.                                    22,126     281,885       0.0%
*   Parker Drilling Co.                                          169,933     339,866       0.0%
*   Parsley Energy, Inc. Class A                                  64,356   2,117,312       0.1%
#   Patterson-UTI Energy, Inc.                                   199,887   4,493,460       0.1%
#   PBF Energy, Inc. Class A                                      97,740   2,130,732       0.1%
*   PDC Energy, Inc.                                              41,592   2,550,837       0.1%
#*  PetroQuest Energy, Inc.                                       18,130      67,262       0.0%
*   PHI, Inc. Non-Voting                                          19,300     300,694       0.0%
*   PHI, Inc. Voting                                               1,053      15,900       0.0%
    Phillips 66                                                   85,158   6,910,572       0.2%
*   Pioneer Energy Services Corp.                                127,359     452,124       0.0%
    Pioneer Natural Resources Co.                                  8,662   1,550,671       0.1%
    QEP Resources, Inc.                                          276,452   4,442,584       0.1%
    Range Resources Corp.                                         81,374   2,749,627       0.1%
#*  Renewable Energy Group, Inc.                                  94,220     824,425       0.0%
#*  REX American Resources Corp.                                   9,639     761,385       0.0%
*   Rice Energy, Inc.                                            124,708   2,754,800       0.1%
#*  RigNet, Inc.                                                  18,417     276,255       0.0%
*   Ring Energy, Inc.                                              3,689      34,049       0.0%
#   Rowan Cos. P.L.C. Class A                                    174,129   2,310,692       0.1%
#*  RPC, Inc.                                                     74,660   1,289,378       0.0%
*   RSP Permian, Inc.                                            109,258   3,944,214       0.1%
    Schlumberger, Ltd.                                            75,956   5,942,038       0.2%
    Scorpio Tankers, Inc.                                        321,485   1,231,288       0.0%
*   SEACOR Holdings, Inc.                                         30,177   1,488,028       0.0%
    SemGroup Corp. Class A                                        62,590   2,018,528       0.1%
#   Ship Finance International, Ltd.                             102,242   1,293,361       0.0%
    SM Energy Co.                                                114,080   3,836,510       0.1%
*   Southwestern Energy Co.                                      160,879   1,671,533       0.1%
    Spectra Energy Corp.                                           1,600      66,896       0.0%
#   Superior Energy Services, Inc.                               212,226   3,005,120       0.1%
#*  Synergy Resources Corp.                                      188,621   1,290,168       0.0%
#   Targa Resources Corp.                                         88,235   3,873,516       0.1%
#   Teekay Corp.                                                  35,340     230,770       0.0%
#   Teekay Tankers, Ltd. Class A                                 107,540     229,060       0.0%
    Tesco Corp.                                                   83,709     573,407       0.0%
    Tesoro Corp.                                                 121,066  10,286,978       0.3%
*   TETRA Technologies, Inc.                                     136,770     745,397       0.0%
#   Tidewater, Inc.                                               64,165     111,005       0.0%
#*  Transocean, Ltd.                                             408,179   3,922,600       0.1%
#*  Unit Corp.                                                    79,595   1,363,462       0.0%
    US Silica Holdings, Inc.                                      15,565     718,947       0.0%
*   Vaalco Energy, Inc.                                           99,387      78,516       0.0%
    Valero Energy Corp.                                          125,201   7,416,907       0.2%
#*  Weatherford International P.L.C.                             401,178   1,933,678       0.1%
#   Western Refining, Inc.                                       156,068   4,502,562       0.1%
#*  Whiting Petroleum Corp.                                      176,856   1,457,293       0.0%
*   Willbros Group, Inc.                                          80,929     123,012       0.0%
    Williams Cos., Inc. (The)                                     21,384     624,413       0.0%
    World Fuel Services Corp.                                     67,475   2,715,869       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Energy -- (Continued)
*   WPX Energy, Inc.                                             371,874 $  4,038,552       0.1%
                                                                         ------------       ---
Total Energy                                                              298,354,268       7.8%
                                                                         ------------       ---
Financials -- (21.5%)
    1st Constitution Bancorp                                       2,774       37,449       0.0%
    1st Source Corp.                                              40,229    1,390,314       0.0%
    A-Mark Precious Metals, Inc.                                   5,846       89,152       0.0%
#   Access National Corp.                                         14,788      348,553       0.0%
*   Affiliated Managers Group, Inc.                                6,030      799,940       0.0%
    Aflac, Inc.                                                   50,561    3,482,136       0.1%
*   Alleghany Corp.                                                7,498    3,870,543       0.1%
    Allied World Assurance Co. Holdings AG                       102,437    4,402,742       0.1%
    Allstate Corp. (The)                                          79,050    5,367,495       0.2%
    Ally Financial, Inc.                                         307,805    5,562,036       0.2%
*   Ambac Financial Group, Inc.                                   50,082      924,013       0.0%
    American Equity Investment Life Holding Co.                  147,385    2,642,613       0.1%
    American Express Co.                                          88,920    5,906,066       0.2%
    American Financial Group, Inc.                                75,768    5,644,716       0.2%
    American International Group, Inc.                           128,798    7,946,837       0.2%
    American National Bankshares, Inc.                             6,941      187,754       0.0%
    American National Insurance Co.                               22,799    2,671,131       0.1%
*   American River Bankshares                                      4,649       56,857       0.0%
    Ameriprise Financial, Inc.                                    28,122    2,485,704       0.1%
    Ameris Bancorp                                                52,522    1,906,549       0.1%
    AMERISAFE, Inc.                                               28,212    1,568,587       0.1%
    AmeriServ Financial, Inc.                                     17,822       57,922       0.0%
#   Ames National Corp.                                              900       24,390       0.0%
#   AmTrust Financial Services, Inc.                             140,078    3,696,658       0.1%
    Aon P.L.C.                                                    16,979    1,881,783       0.1%
*   Arch Capital Group, Ltd.                                      58,304    4,545,963       0.1%
    Argo Group International Holdings, Ltd.                       42,136    2,342,762       0.1%
#   Arrow Financial Corp.                                         17,969      567,820       0.0%
#   Arthur J Gallagher & Co.                                      14,066      678,403       0.0%
#   Artisan Partners Asset Management, Inc. Class A                7,637      198,562       0.0%
    Aspen Insurance Holdings, Ltd.                                84,541    4,079,103       0.1%
    Associated Banc-Corp                                         168,126    3,412,958       0.1%
    Associated Capital Group, Inc. Class A                         3,733      126,735       0.0%
    Assurant, Inc.                                                30,132    2,426,229       0.1%
    Assured Guaranty, Ltd.                                       200,009    5,978,269       0.2%
*   Asta Funding, Inc.                                            12,881      126,234       0.0%
    Astoria Financial Corp.                                      186,418    2,727,295       0.1%
    Atlantic American Corp.                                        5,179       19,680       0.0%
*   Atlantic Coast Financial Corp.                                 4,319       27,728       0.0%
*   Atlanticus Holdings Corp.                                     19,831       68,417       0.0%
*   Atlas Financial Holdings, Inc.                                 6,073      104,152       0.0%
    Auburn National Bancorporation, Inc.                           1,260       34,965       0.0%
    Axis Capital Holdings, Ltd.                                   87,609    4,991,085       0.1%
    Baldwin & Lyons, Inc. Class A                                  1,285       30,782       0.0%
    Baldwin & Lyons, Inc. Class B                                 13,262      326,245       0.0%
#   Banc of California, Inc.                                      57,307      762,183       0.0%
    BancFirst Corp.                                               20,930    1,500,681       0.1%
*   Bancorp, Inc. (The)                                           66,434      413,884       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    BancorpSouth, Inc.                                             148,379 $ 3,486,906       0.1%
    Bank Mutual Corp.                                               64,299     501,532       0.0%
    Bank of America Corp.                                        1,204,998  19,882,467       0.5%
    Bank of Commerce Holdings                                        5,615      40,990       0.0%
#   Bank of Hawaii Corp.                                            35,363   2,657,529       0.1%
    Bank of Marin Bancorp                                            3,938     199,853       0.0%
    Bank of New York Mellon Corp. (The)                            131,345   5,683,298       0.2%
#   Bank of the Ozarks, Inc.                                        61,778   2,283,315       0.1%
    BankFinancial Corp.                                             35,242     442,992       0.0%
    BankUnited, Inc.                                               107,934   3,145,197       0.1%
    Banner Corp.                                                    36,181   1,633,210       0.1%
#   Bar Harbor Bankshares                                            6,849     248,961       0.0%
    BB&T Corp.                                                     100,549   3,941,521       0.1%
*   BBX Capital Corp. Class A                                        1,680      34,205       0.0%
    BCB Bancorp, Inc.                                                7,110      83,898       0.0%
    Bear State Financial, Inc.                                       5,803      51,299       0.0%
    Beneficial Bancorp, Inc.                                        96,011   1,392,159       0.0%
    Berkshire Bancorp, Inc.                                          2,025      16,504       0.0%
    Berkshire Hills Bancorp, Inc.                                   49,166   1,452,855       0.0%
    BGC Partners, Inc. Class A                                     127,988   1,099,417       0.0%
    BlackRock, Inc.                                                  8,103   2,765,068       0.1%
#   Blue Hills Bancorp, Inc.                                         1,744      27,119       0.0%
    BNC Bancorp                                                     25,057     623,919       0.0%
#*  BofI Holding, Inc.                                              60,340   1,124,134       0.0%
#   BOK Financial Corp.                                             53,630   3,808,803       0.1%
    Boston Private Financial Holdings, Inc.                        173,805   2,285,536       0.1%
#   Bridge Bancorp, Inc.                                             6,260     172,463       0.0%
    Brookline Bancorp, Inc.                                        126,453   1,618,598       0.1%
#   Brown & Brown, Inc.                                             55,898   2,060,400       0.1%
    Bryn Mawr Bank Corp.                                            28,989     910,255       0.0%
*   BSB Bancorp, Inc.                                                2,724      66,738       0.0%
    C&F Financial Corp.                                              2,186      91,375       0.0%
    Calamos Asset Management, Inc. Class A                          22,334     144,278       0.0%
    California First National Bancorp                                6,388      90,071       0.0%
    Camden National Corp.                                           19,957     658,980       0.0%
#   Capital Bank Financial Corp. Class A                            38,841   1,272,043       0.0%
    Capital City Bank Group, Inc.                                   22,366     336,385       0.0%
    Capital One Financial Corp.                                     70,527   5,221,819       0.1%
    Capitol Federal Financial, Inc.                                300,833   4,413,220       0.1%
    Cardinal Financial Corp.                                        55,358   1,454,808       0.0%
*   Carolina Bank Holdings, Inc.                                     1,000      19,990       0.0%
*   Cascade Bancorp                                                 43,702     267,019       0.0%
    Cathay General Bancorp                                         111,535   3,340,473       0.1%
    CBOE Holdings, Inc.                                             12,636     798,722       0.0%
    CenterState Banks, Inc.                                         70,947   1,325,290       0.0%
    Central Pacific Financial Corp.                                 40,925   1,048,908       0.0%
    Century Bancorp, Inc. Class A                                    2,971     134,735       0.0%
    Charles Schwab Corp. (The)                                      29,312     929,190       0.0%
    Charter Financial Corp.                                          7,723      97,696       0.0%
    Chemical Financial Corp.                                        74,929   3,218,201       0.1%
    Chubb, Ltd.                                                     58,676   7,451,852       0.2%
#   Cincinnati Financial Corp.                                      75,578   5,349,411       0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Financials -- (Continued)
           CIT Group, Inc.                                               86,788 $ 3,153,008       0.1%
           Citigroup, Inc.                                              347,253  17,067,485       0.5%
#          Citizens & Northern Corp.                                      4,553      95,249       0.0%
           Citizens Community Bancorp, Inc.                               3,663      39,744       0.0%
           Citizens Financial Group, Inc.                               123,558   3,254,518       0.1%
           Citizens First Corp.                                           1,000      16,940       0.0%
           Citizens Holding Co.                                           2,106      48,649       0.0%
#*         Citizens, Inc.                                                50,350     391,723       0.0%
#          City Holding Co.                                              21,694   1,133,945       0.0%
#          Clifton Bancorp, Inc.                                         40,840     624,444       0.0%
           CME Group, Inc.                                               38,860   3,889,886       0.1%
           CNA Financial Corp.                                           21,958     803,004       0.0%
#          CNB Financial Corp.                                           12,102     236,594       0.0%
           CNO Financial Group, Inc.                                    235,316   3,548,565       0.1%
           CoBiz Financial, Inc.                                         66,306     843,412       0.0%
           Codorus Valley Bancorp, Inc.                                   3,078      64,321       0.0%
           Cohen & Steers, Inc.                                          14,520     539,854       0.0%
*          Colony Bankcorp, Inc.                                          3,099      30,913       0.0%
#          Columbia Banking System, Inc.                                119,458   3,944,503       0.1%
           Comerica, Inc.                                                76,472   3,983,426       0.1%
#          Commerce Bancshares, Inc.                                     76,473   3,809,885       0.1%
           Commercial National Financial Corp.                            1,413      27,977       0.0%
#          Community Bank System, Inc.                                   74,952   3,530,989       0.1%
*          Community Bankers Trust Corp.                                  1,472       8,317       0.0%
           Community Trust Bancorp, Inc.                                 25,652     937,581       0.0%
           Community West Bancshares                                      2,000      16,300       0.0%
(degrees)* CommunityOne Bancorp                                               1          14       0.0%
           ConnectOne Bancorp, Inc.                                      33,204     609,293       0.0%
*          Consumer Portfolio Services, Inc.                             49,069     219,829       0.0%
#*         Cowen Group, Inc. Class A                                    109,650     356,362       0.0%
           Crawford & Co. Class A                                        34,203     307,485       0.0%
#          Crawford & Co. Class B                                        14,955     168,244       0.0%
#*         Credit Acceptance Corp.                                        8,325   1,532,632       0.1%
*          CU Bancorp                                                     4,499     105,727       0.0%
#          Cullen/Frost Bankers, Inc.                                    65,350   4,965,946       0.1%
*          Customers Bancorp, Inc.                                       44,338   1,200,230       0.0%
#          CVB Financial Corp.                                          140,463   2,356,969       0.1%
           Diamond Hill Investment Group, Inc.                            1,826     332,350       0.0%
           Dime Community Bancshares, Inc.                               79,210   1,283,202       0.0%
           Discover Financial Services                                   40,887   2,303,165       0.1%
           Donegal Group, Inc. Class A                                   25,494     383,685       0.0%
           Donegal Group, Inc. Class B                                    3,821      70,402       0.0%
*          Donnelley Financial Solutions, Inc.                            9,158     196,439       0.0%
*          E*TRADE Financial Corp.                                      132,813   3,740,014       0.1%
           Eagle Bancorp Montana, Inc.                                    3,414      53,258       0.0%
*          Eagle Bancorp, Inc.                                           27,203   1,337,027       0.0%
           East West Bancorp, Inc.                                      106,959   4,225,950       0.1%
           Eastern Virginia Bankshares, Inc.                              3,468      28,611       0.0%
#          Eaton Vance Corp.                                             25,477     893,224       0.0%
*          eHealth, Inc.                                                 23,064     180,591       0.0%
           EMC Insurance Group, Inc.                                     23,175     564,311       0.0%
#*         Emergent Capital, Inc.                                         1,840       5,097       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Employers Holdings, Inc.                                      53,912 $1,690,141       0.1%
#*  Encore Capital Group, Inc.                                    46,669    926,380       0.0%
    Endurance Specialty Holdings, Ltd.                            95,353  8,767,708       0.2%
#*  Enova International, Inc.                                     43,119    405,319       0.0%
*   Enstar Group, Ltd.                                            17,411  2,935,495       0.1%
#   Enterprise Bancorp, Inc.                                       5,800    151,380       0.0%
    Enterprise Financial Services Corp.                           30,818  1,020,076       0.0%
#   Erie Indemnity Co. Class A                                    10,079  1,031,989       0.0%
    ESSA Bancorp, Inc.                                            11,606    156,449       0.0%
    Evans Bancorp, Inc.                                            2,412     65,606       0.0%
    EverBank Financial Corp.                                     120,055  2,318,262       0.1%
    Evercore Partners, Inc. Class A                               28,041  1,507,204       0.1%
#   Everest Re Group, Ltd.                                        20,138  4,098,486       0.1%
*   Ezcorp, Inc. Class A                                          65,232    636,012       0.0%
#   FactSet Research Systems, Inc.                                 5,700    881,904       0.0%
    Farmers Capital Bank Corp.                                     6,821    214,179       0.0%
    Farmers National Banc Corp.                                    1,500     15,750       0.0%
    FBL Financial Group, Inc. Class A                             32,494  2,056,870       0.1%
*   FCB Financial Holdings, Inc. Class A                          26,354    983,004       0.0%
    Federal Agricultural Mortgage Corp. Class A                      987     46,873       0.0%
    Federal Agricultural Mortgage Corp. Class C                   11,886    485,305       0.0%
#   Federated Investors, Inc. Class B                             41,610  1,123,470       0.0%
    Federated National Holding Co.                                30,036    537,945       0.0%
    Fidelity & Guaranty Life                                       2,512     55,515       0.0%
    Fidelity Southern Corp.                                       36,517    665,705       0.0%
    Fifth Third Bancorp                                          403,189  8,773,393       0.2%
    Financial Engines, Inc.                                        4,036    111,595       0.0%
    Financial Institutions, Inc.                                  22,312    599,077       0.0%
*   First Acceptance Corp.                                        27,407     23,570       0.0%
    First American Financial Corp.                               138,402  5,405,982       0.2%
    First Bancorp(318910106)                                      24,465    483,673       0.0%
*   First BanCorp(318672706)                                     120,189    616,570       0.0%
    First Bancorp, Inc.                                           11,243    266,122       0.0%
*   First Bancshares, Inc.                                           700      7,413       0.0%
    First Bancshares, Inc. (The)                                     222      4,773       0.0%
    First Busey Corp.                                             56,472  1,305,068       0.0%
    First Business Financial Services, Inc.                        9,669    182,261       0.0%
    First Citizens BancShares, Inc. Class A                       11,424  3,324,384       0.1%
    First Commonwealth Financial Corp.                           161,995  1,645,869       0.1%
    First Community Bancshares, Inc.                              23,514    532,592       0.0%
    First Connecticut Bancorp., Inc.                               5,590     99,223       0.0%
    First Defiance Financial Corp.                                11,745    463,693       0.0%
    First Federal of Northern Michigan Bancorp, Inc.                 800      5,420       0.0%
    First Financial Bancorp                                      116,515  2,505,072       0.1%
#   First Financial Bankshares, Inc.                              31,164  1,128,137       0.0%
    First Financial Corp.                                         12,972    520,177       0.0%
    First Financial Northwest, Inc.                               19,410    308,619       0.0%
*   First Foundation, Inc.                                           506     12,518       0.0%
#   First Horizon National Corp.                                 292,586  4,508,750       0.1%
    First Interstate BancSystem, Inc. Class A                     41,284  1,316,960       0.0%
    First Merchants Corp.                                         62,176  1,750,254       0.1%
    First Midwest Bancorp, Inc.                                  145,257  2,804,913       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                        SHARES    VALUE+   OF NET ASSETS**
                                                                        ------- ---------- ---------------
Financials -- (Continued)
#*         First NBC Bank Holding Co.                                    23,381 $  126,257       0.0%
           First of Long Island Corp. (The)                               6,925    221,254       0.0%
(degrees)* First Place Financial Corp.                                   10,608         --       0.0%
           First Republic Bank                                           17,944  1,335,572       0.0%
           First South Bancorp, Inc.                                      7,807     75,728       0.0%
*          First United Corp.                                             3,697     43,255       0.0%
           First US Bancshares, Inc.                                        600      5,832       0.0%
           FirstCash, Inc.                                               79,135  3,735,172       0.1%
*          Flagstar Bancorp, Inc.                                        48,079  1,318,807       0.0%
           Flushing Financial Corp.                                      55,135  1,180,992       0.0%
           FNB Corp.                                                    274,562  3,588,525       0.1%
#          FNF Group                                                    190,265  6,832,416       0.2%
#*         FNFV Group                                                    63,414    764,139       0.0%
           Franklin Resources, Inc.                                      38,100  1,282,446       0.0%
           Fulton Financial Corp.                                       236,602  3,525,370       0.1%
           Gain Capital Holdings, Inc.                                   74,308    341,817       0.0%
           GAINSCO, Inc.                                                  1,497     20,733       0.0%
           GAMCO Investors, Inc. Class A                                  3,733    106,055       0.0%
#*         Genworth Financial, Inc. Class A                             299,377  1,239,421       0.0%
           German American Bancorp, Inc.                                 18,150    706,579       0.0%
           Glacier Bancorp, Inc.                                         96,107  2,715,984       0.1%
*          Global Indemnity P.L.C.                                       19,269    578,841       0.0%
           Goldman Sachs Group, Inc. (The)                               44,550  7,940,592       0.2%
           Great Southern Bancorp, Inc.                                  20,500    847,675       0.0%
           Great Western Bancorp, Inc.                                    2,730     88,015       0.0%
*          Green Dot Corp. Class A                                       77,974  1,731,023       0.1%
#          Greenhill & Co., Inc.                                         10,704    251,009       0.0%
#*         Greenlight Capital Re, Ltd. Class A                           62,884  1,251,392       0.0%
           Guaranty Bancorp                                              18,059    343,121       0.0%
           Guaranty Federal Bancshares, Inc.                              1,886     31,251       0.0%
*          Hallmark Financial Services, Inc.                             29,577    306,418       0.0%
           Hancock Holding Co.                                          131,356  4,406,994       0.1%
           Hanmi Financial Corp.                                         64,150  1,603,750       0.1%
           Hanover Insurance Group, Inc. (The)                           59,753  4,552,581       0.1%
           Harleysville Savings Financial Corp.                           2,920     53,874       0.0%
           Hartford Financial Services Group, Inc. (The)                 89,541  3,949,654       0.1%
           Hawthorn Bancshares, Inc.                                      2,380     34,391       0.0%
#          HCI Group, Inc.                                               29,184    791,178       0.0%
           Heartland Financial USA, Inc.                                 31,031  1,162,111       0.0%
           Hennessy Advisors, Inc.                                          781     22,555       0.0%
           Heritage Commerce Corp.                                       44,451    482,293       0.0%
           Heritage Financial Corp.                                      38,115    701,316       0.0%
#          Heritage Insurance Holdings, Inc.                             10,502    123,819       0.0%
           Heritage Oaks Bancorp                                          9,827     78,125       0.0%
*          Hilltop Holdings, Inc.                                       181,844  4,491,547       0.1%
           Hingham Institution for Savings                                1,338    191,936       0.0%
*          HMN Financial, Inc.                                            1,450     21,315       0.0%
           Home Bancorp, Inc.                                             7,010    201,257       0.0%
           Home BancShares, Inc.                                        127,942  2,752,032       0.1%
*          HomeStreet, Inc.                                              30,449    838,870       0.0%
*          HomeTrust Bancshares, Inc.                                    10,175    189,255       0.0%
           Hope Bancorp, Inc.                                           241,806  3,902,749       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    HopFed Bancorp, Inc.                                           2,207 $    25,116       0.0%
    Horace Mann Educators Corp.                                   54,980   1,976,531       0.1%
    Horizon Bancorp                                               11,108     322,132       0.0%
    Huntington Bancshares, Inc.                                  748,332   7,932,319       0.2%
    Iberiabank Corp.                                              56,983   3,740,934       0.1%
    Independence Holding Co.                                      15,010     263,425       0.0%
    Independent Bank Corp.(453836108)                             42,149   2,324,517       0.1%
    Independent Bank Corp.(453838609)                              7,338     123,278       0.0%
    Independent Bank Group, Inc.                                   6,241     301,440       0.0%
    Infinity Property & Casualty Corp.                            12,729   1,043,142       0.0%
    Interactive Brokers Group, Inc. Class A                       65,370   2,169,630       0.1%
    Intercontinental Exchange, Inc.                                7,110   1,922,473       0.1%
    International Bancshares Corp.                               105,759   3,262,665       0.1%
*   INTL. FCStone, Inc.                                           30,647   1,100,227       0.0%
    Invesco, Ltd.                                                161,653   4,540,833       0.1%
    Investment Technology Group, Inc.                             58,394     894,012       0.0%
#   Investors Bancorp, Inc.                                      408,417   5,007,192       0.1%
    Investors Title Co.                                            1,606     154,176       0.0%
    James River Group Holdings, Ltd.                               3,118     117,362       0.0%
    Janus Capital Group, Inc.                                    206,546   2,647,920       0.1%
    JPMorgan Chase & Co.                                         550,713  38,142,382       1.0%
*   KCG Holdings, Inc. Class A                                    72,940     930,714       0.0%
    Kearny Financial Corp.                                        88,749   1,238,049       0.0%
    Kemper Corp.                                                  90,318   3,391,441       0.1%
    Kentucky First Federal Bancorp                                 2,320      18,850       0.0%
    KeyCorp                                                      521,658   7,365,811       0.2%
#*  Ladenburg Thalmann Financial Services, Inc.                   58,776     119,903       0.0%
    Lake Shore Bancorp, Inc.                                         339       4,671       0.0%
    Lake Sunapee Bank Group                                        4,833      88,057       0.0%
    Lakeland Bancorp, Inc.                                        48,632     688,143       0.0%
    Lakeland Financial Corp.                                      36,322   1,338,102       0.0%
    Landmark Bancorp, Inc.                                         2,882      76,373       0.0%
    LegacyTexas Financial Group, Inc.                             65,894   2,254,234       0.1%
    Legg Mason, Inc.                                             112,058   3,218,306       0.1%
#*  LendingTree, Inc.                                              7,163     571,966       0.0%
#   Leucadia National Corp.                                      156,313   2,918,364       0.1%
    Lincoln National Corp.                                       118,951   5,839,305       0.2%
    Loews Corp.                                                  114,074   4,908,604       0.1%
#   LPL Financial Holdings, Inc.                                  43,478   1,346,079       0.0%
#   M&T Bank Corp.                                                11,270   1,383,167       0.0%
    Macatawa Bank Corp.                                           41,344     336,127       0.0%
    Mackinac Financial Corp.                                       6,295      72,770       0.0%
*   Magyar Bancorp, Inc.                                           1,971      20,587       0.0%
    Maiden Holdings, Ltd.                                        132,976   1,815,122       0.1%
    MainSource Financial Group, Inc.                              36,063     900,132       0.0%
*   Malvern Bancorp, Inc.                                            241       4,266       0.0%
    Manning & Napier, Inc.                                         9,696      66,902       0.0%
*   Markel Corp.                                                   5,644   4,952,215       0.1%
    MarketAxess Holdings, Inc.                                    25,322   3,817,545       0.1%
    Marlin Business Services Corp.                                20,602     360,535       0.0%
    Marsh & McLennan Cos., Inc.                                   17,700   1,122,003       0.0%
    MB Financial, Inc.                                           103,287   3,758,614       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
*   MBIA, Inc.                                                   282,838 $2,177,853       0.1%
    MBT Financial Corp.                                           13,154    115,755       0.0%
    Mercantile Bank Corp.                                         17,805    489,994       0.0%
    Merchants Bancshares, Inc.                                     7,987    343,441       0.0%
#   Mercury General Corp.                                         46,425  2,528,770       0.1%
    Meridian Bancorp, Inc.                                        71,697  1,143,567       0.0%
    Meta Financial Group, Inc.                                    13,779  1,009,312       0.0%
    MetLife, Inc.                                                108,351  5,088,163       0.1%
*   MGIC Investment Corp.                                         70,927    578,764       0.0%
    Mid Penn Bancorp, Inc.                                           778     14,393       0.0%
#   MidSouth Bancorp, Inc.                                        10,806    110,762       0.0%
    MidWestOne Financial Group, Inc.                               8,074    234,792       0.0%
#   Moelis & Co. Class A                                           8,099    205,715       0.0%
    Morgan Stanley                                               171,784  5,766,789       0.2%
    Morningstar, Inc.                                              7,996    564,757       0.0%
*   MSB Financial Corp.                                            1,253     16,790       0.0%
    MSCI, Inc.                                                    20,246  1,623,527       0.1%
    MutualFirst Financial, Inc.                                    5,851    160,025       0.0%
    Nasdaq, Inc.                                                  37,150  2,376,485       0.1%
    National Bank Holdings Corp. Class A                          42,963  1,045,719       0.0%
    National Bankshares, Inc.                                        400     13,900       0.0%
    National General Holdings Corp.                               41,420    851,181       0.0%
    National Interstate Corp.                                     27,932    904,997       0.0%
    National Security Group, Inc. (The)                              419      7,131       0.0%
    National Western Life Group, Inc. Class A                      2,637    568,010       0.0%
*   Nationstar Mortgage Holdings, Inc.                             3,026     45,723       0.0%
#   Navient Corp.                                                403,499  5,156,717       0.1%
    Navigators Group, Inc. (The)                                  25,342  2,361,874       0.1%
    NBT Bancorp, Inc.                                             69,890  2,355,992       0.1%
    Nelnet, Inc. Class A                                          55,598  2,178,330       0.1%
#   New York Community Bancorp, Inc.                             206,831  2,970,093       0.1%
#*  NewStar Financial, Inc.                                       50,806    494,342       0.0%
*   Nicholas Financial, Inc.                                       8,092     77,845       0.0%
*   NMI Holdings, Inc. Class A                                    21,140    161,721       0.0%
    Northeast Bancorp                                                118      1,322       0.0%
    Northeast Community Bancorp, Inc.                             10,523     76,292       0.0%
    Northern Trust Corp.                                          52,790  3,823,052       0.1%
    Northfield Bancorp, Inc.                                      89,908  1,478,987       0.1%
    Northrim BanCorp, Inc.                                         7,949    195,148       0.0%
#   NorthStar Asset Management Group, Inc.                        59,322    812,711       0.0%
    Northwest Bancshares, Inc.                                   211,345  3,326,570       0.1%
    Norwood Financial Corp.                                        1,641     47,589       0.0%
    Ocean Shore Holding Co.                                        6,104    147,106       0.0%
    OceanFirst Financial Corp.                                    41,242    852,885       0.0%
#*  Ocwen Financial Corp.                                         26,977    115,192       0.0%
    OFG Bancorp                                                   82,658    880,308       0.0%
    Ohio Valley Banc Corp.                                         2,002     48,348       0.0%
    Old Line Bancshares, Inc.                                      5,057     99,547       0.0%
    Old National Bancorp.                                        224,623  3,301,958       0.1%
    Old Point Financial Corp.                                        700     14,350       0.0%
    Old Republic International Corp.                             274,133  4,621,882       0.1%
    Old Second Bancorp, Inc.                                      17,178    133,130       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    OM Asset Management P.L.C.                                     5,715 $   80,410       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       44,472    611,045       0.0%
#*  OneMain Holdings, Inc.                                        19,845    562,407       0.0%
#   Oppenheimer Holdings, Inc. Class A                            11,128    155,792       0.0%
    Opus Bank                                                     21,748    436,047       0.0%
    Oritani Financial Corp.                                       90,601  1,417,906       0.0%
    Pacific Continental Corp.                                     24,559    421,187       0.0%
*   Pacific Mercantile Bancorp                                    11,608     65,005       0.0%
*   Pacific Premier Bancorp, Inc.                                 32,394    837,385       0.0%
#   PacWest Bancorp                                              124,383  5,396,978       0.2%
#   Park National Corp.                                           14,100  1,366,713       0.0%
    Park Sterling Corp.                                           47,722    410,886       0.0%
#*  Patriot National Bancorp, Inc.                                   150      1,950       0.0%
    PB Bancorp, Inc.                                               3,872     34,848       0.0%
    Peapack Gladstone Financial Corp.                             19,775    418,241       0.0%
#   Penns Woods Bancorp, Inc.                                      4,555    193,587       0.0%
*   PennyMac Financial Services, Inc. Class A                      8,527    145,812       0.0%
#   People's United Financial, Inc.                              336,410  5,463,298       0.2%
    Peoples Bancorp of North Carolina, Inc.                        3,297     68,413       0.0%
    Peoples Bancorp, Inc.                                         19,560    484,501       0.0%
#   Peoples Financial Services Corp.                                 300     11,952       0.0%
*   PHH Corp.                                                     67,632    982,017       0.0%
*   PICO Holdings, Inc.                                           33,012    399,445       0.0%
    Pinnacle Financial Partners, Inc.                             47,087  2,429,689       0.1%
*   Piper Jaffray Cos.                                            20,441  1,155,939       0.0%
    PNC Financial Services Group, Inc. (The)                      61,706  5,899,094       0.2%
    Popular, Inc.                                                116,807  4,240,094       0.1%
#*  PRA Group, Inc.                                               42,921  1,369,180       0.0%
    Preferred Bank                                                14,362    544,607       0.0%
    Premier Financial Bancorp, Inc.                                6,434    108,220       0.0%
#   Primerica, Inc.                                               72,616  3,972,095       0.1%
    Principal Financial Group, Inc.                              157,281  8,587,543       0.2%
    PrivateBancorp, Inc.                                          83,480  3,776,635       0.1%
    ProAssurance Corp.                                            72,223  3,849,486       0.1%
    Progressive Corp. (The)                                       93,236  2,937,866       0.1%
    Prosperity Bancshares, Inc.                                   75,164  4,169,347       0.1%
    Provident Financial Holdings, Inc.                             9,638    183,893       0.0%
    Provident Financial Services, Inc.                            96,974  2,200,340       0.1%
#   Prudential Bancorp, Inc.                                       5,896     86,966       0.0%
    Prudential Financial, Inc.                                    53,496  4,535,926       0.1%
    Pzena Investment Management, Inc. Class A                      7,680     55,910       0.0%
    QCR Holdings, Inc.                                             4,140    134,550       0.0%
    Radian Group, Inc.                                           128,091  1,740,757       0.1%
    Raymond James Financial, Inc.                                 61,445  3,694,073       0.1%
*   Regional Management Corp.                                      4,552    101,373       0.0%
    Regions Financial Corp.                                      613,306  6,568,507       0.2%
    Reinsurance Group of America, Inc.                            31,131  3,357,790       0.1%
    RenaissanceRe Holdings, Ltd.                                  51,971  6,459,476       0.2%
    Renasant Corp.                                                70,525  2,379,513       0.1%
    Republic Bancorp, Inc. Class A                                22,425    709,527       0.0%
#*  Republic First Bancorp, Inc.                                  20,713     81,816       0.0%
    Riverview Bancorp, Inc.                                       13,240     69,245       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
#   RLI Corp.                                                     22,145 $1,234,362       0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A                12,894     33,524       0.0%
    S&T Bancorp, Inc.                                             48,662  1,527,500       0.1%
*   Safeguard Scientifics, Inc.                                   43,637    514,917       0.0%
    Safety Insurance Group, Inc.                                  32,839  2,223,200       0.1%
    Salisbury Bancorp, Inc.                                          856     26,707       0.0%
    Sandy Spring Bancorp, Inc.                                    36,419  1,154,482       0.0%
#*  Santander Consumer USA Holdings, Inc.                         74,309    906,570       0.0%
    SB Financial Group, Inc.                                       3,194     40,787       0.0%
*   Seacoast Banking Corp. of Florida                             33,341    580,467       0.0%
*   Security National Financial Corp. Class A                      4,575     28,594       0.0%
    SEI Investments Co.                                           12,500    554,125       0.0%
*   Select Bancorp, Inc.                                           2,187     17,715       0.0%
#   Selective Insurance Group, Inc.                               93,653  3,460,478       0.1%
#   ServisFirst Bancshares, Inc.                                  10,348    560,241       0.0%
    Shore Bancshares, Inc.                                         7,198     91,918       0.0%
    SI Financial Group, Inc.                                       9,640    125,802       0.0%
    Siebert Financial Corp.                                        9,393     11,366       0.0%
    Sierra Bancorp                                                15,922    284,367       0.0%
*   Signature Bank                                                12,992  1,566,316       0.1%
    Silvercrest Asset Management Group, Inc. Class A               3,950     45,623       0.0%
    Simmons First National Corp. Class A                          44,623  2,202,145       0.1%
*   SLM Corp.                                                    282,090  1,988,734       0.1%
    South State Corp.                                             38,806  2,846,420       0.1%
*   Southern First Bancshares, Inc.                                2,825     75,004       0.0%
    Southern Missouri Bancorp, Inc.                                2,930     72,049       0.0%
    Southern National Bancorp of Virginia, Inc.                      712      9,341       0.0%
#   Southside Bancshares, Inc.                                    39,055  1,273,974       0.0%
    Southwest Bancorp, Inc.                                       36,281    676,641       0.0%
    Southwest Georgia Financial Corp.                              1,854     29,720       0.0%
    State Auto Financial Corp.                                    44,246  1,013,233       0.0%
    State Bank Financial Corp.                                    21,837    481,506       0.0%
    State National Cos., Inc.                                      7,481     76,531       0.0%
    State Street Corp.                                            29,932  2,101,526       0.1%
    Sterling Bancorp                                             265,662  4,781,916       0.1%
    Stewart Information Services Corp.                            49,147  2,209,158       0.1%
#*  Stifel Financial Corp.                                        65,845  2,577,173       0.1%
    Stock Yards Bancorp, Inc.                                     32,058  1,093,178       0.0%
    Stonegate Bank                                                 2,298     79,603       0.0%
    Suffolk Bancorp                                               16,868    607,248       0.0%
#   Summit Financial Group, Inc.                                   1,980     39,145       0.0%
    Summit State Bank                                              2,856     37,699       0.0%
    Sun Bancorp, Inc.                                             14,151    325,473       0.0%
    SunTrust Banks, Inc.                                          61,177  2,767,036       0.1%
    Sussex Bancorp                                                 2,146     35,731       0.0%
#*  SVB Financial Group                                           16,385  2,003,394       0.1%
    Synchrony Financial                                          148,235  4,238,039       0.1%
    Synovus Financial Corp.                                      164,662  5,445,372       0.2%
#   T Rowe Price Group, Inc.                                      11,400    729,714       0.0%
    TCF Financial Corp.                                          247,916  3,545,199       0.1%
    TD Ameritrade Holding Corp.                                   24,907    852,068       0.0%
    Territorial Bancorp, Inc.                                     16,900    481,988       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Teton Advisors, Inc. Class A                                      39 $     1,579       0.0%
*   Texas Capital Bancshares, Inc.                                73,475   4,357,067       0.1%
    TFS Financial Corp.                                           50,957     908,054       0.0%
    TheStreet, Inc.                                               24,818      26,059       0.0%
    Timberland Bancorp, Inc.                                       3,941      64,869       0.0%
    Tiptree Financial, Inc. Class A                               72,177     418,627       0.0%
#   Tompkins Financial Corp.                                      21,805   1,728,700       0.1%
    Torchmark Corp.                                               42,907   2,720,733       0.1%
#   Towne Bank                                                    67,381   1,671,049       0.1%
    Travelers Cos., Inc. (The)                                    66,684   7,213,875       0.2%
    Trico Bancshares                                              33,834     890,511       0.0%
*   TriState Capital Holdings, Inc.                               18,220     321,583       0.0%
    TrustCo Bank Corp. NY                                        198,570   1,389,990       0.0%
    Trustmark Corp.                                              119,767   3,315,151       0.1%
    U.S. Bancorp.                                                151,010   6,759,208       0.2%
#   UMB Financial Corp.                                           56,515   3,506,756       0.1%
    Umpqua Holdings Corp.                                        238,019   3,636,930       0.1%
    Union Bankshares Corp.                                        63,197   1,765,092       0.1%
#   Union Bankshares, Inc.                                         2,000      66,000       0.0%
    United Bancshares, Inc.                                        2,040      39,780       0.0%
#   United Bankshares, Inc.                                       96,355   3,632,583       0.1%
    United Community Bancorp                                         993      15,689       0.0%
    United Community Banks, Inc.                                 108,519   2,340,755       0.1%
    United Community Financial Corp.                              34,835     256,037       0.0%
    United Financial Bancorp, Inc.                                78,287   1,151,602       0.0%
    United Fire Group, Inc.                                       33,632   1,329,137       0.0%
#   United Insurance Holdings Corp.                               26,871     389,629       0.0%
*   United Security Bancshares                                    11,900      73,779       0.0%
    Unity Bancorp, Inc.                                            6,994      86,026       0.0%
    Universal Insurance Holdings, Inc.                            83,507   1,778,699       0.1%
    Univest Corp. of Pennsylvania                                 38,421     912,499       0.0%
    Unum Group                                                   115,811   4,099,709       0.1%
    Validus Holdings, Ltd.                                       106,222   5,427,944       0.2%
#   Valley National Bancorp                                      270,071   2,662,900       0.1%
    Value Line, Inc.                                               3,839      68,756       0.0%
#   Virtus Investment Partners, Inc.                              11,743   1,260,024       0.0%
    Voya Financial, Inc.                                          70,930   2,166,911       0.1%
    VSB Bancorp, Inc.                                                170       2,334       0.0%
#   Waddell & Reed Financial, Inc. Class A                        19,273     302,972       0.0%
*   Walker & Dunlop, Inc.                                         59,417   1,430,167       0.0%
    Washington Federal, Inc.                                     133,909   3,649,020       0.1%
    Washington Trust Bancorp, Inc.                                21,430     983,637       0.0%
    WashingtonFirst Bankshares, Inc.                               1,093      26,724       0.0%
    Waterstone Financial, Inc.                                    45,274     767,394       0.0%
    Wayne Savings Bancshares, Inc.                                 1,684      24,671       0.0%
#   Webster Financial Corp.                                      128,628   5,196,571       0.1%
    Wells Fargo & Co.                                            913,280  42,020,013       1.1%
    WesBanco, Inc.                                                60,209   1,981,478       0.1%
    West Bancorporation, Inc.                                     25,880     499,484       0.0%
#   Westamerica Bancorporation                                    22,308   1,105,584       0.0%
*   Western Alliance Bancorp                                     103,524   3,867,657       0.1%
    Western New England Bancorp, Inc.                             43,657     344,891       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Financials -- (Continued)
    Westwood Holdings Group, Inc.                                  8,622 $    444,464       0.0%
    White Mountains Insurance Group, Ltd.                          2,959    2,455,141       0.1%
    Willis Towers Watson P.L.C.                                   12,146    1,529,181       0.1%
    Wintrust Financial Corp.                                      70,878    3,823,868       0.1%
#   WisdomTree Investments, Inc.                                  44,385      380,823       0.0%
*   WMIH Corp.                                                    13,495       28,340       0.0%
#*  World Acceptance Corp.                                        13,047      619,993       0.0%
#   WR Berkley Corp.                                             105,115    6,002,066       0.2%
    WSFS Financial Corp.                                          39,976    1,401,159       0.0%
    WVS Financial Corp.                                            1,627       19,931       0.0%
#*  Xenith Bankshares, Inc.                                          520        1,217       0.0%
    XL Group, Ltd.                                               137,506    4,771,458       0.1%
    Yadkin Financial Corp.                                        51,721    1,434,741       0.0%
    Zions Bancorporation                                         103,147    3,322,365       0.1%
                                                                         ------------      ----
Total Financials                                                          932,479,575      24.4%
                                                                         ------------      ----
Health Care -- (7.1%)
#*  AAC Holdings, Inc.                                             1,086       17,800       0.0%
#   Abaxis, Inc.                                                   9,918      473,485       0.0%
    Abbott Laboratories                                           96,746    3,796,313       0.1%
*   ABIOMED, Inc.                                                  2,919      306,466       0.0%
#*  Acadia Healthcare Co., Inc.                                   45,822    1,647,759       0.1%
#*  ACADIA Pharmaceuticals, Inc.                                   2,076       48,392       0.0%
#*  Accuray, Inc.                                                 19,449       95,300       0.0%
    Aceto Corp.                                                   46,953      860,648       0.0%
*   Acorda Therapeutics, Inc.                                     34,110      603,747       0.0%
#*  Adamas Pharmaceuticals, Inc.                                  13,833      190,065       0.0%
#   Adcare Health Systems, Inc.                                       49           82       0.0%
*   Addus HomeCare Corp.                                          18,799      475,615       0.0%
    Aetna, Inc.                                                   47,160    5,062,626       0.1%
    Agilent Technologies, Inc.                                    29,267    1,275,163       0.0%
#*  Air Methods Corp.                                             62,437    1,651,459       0.1%
*   Akebia Therapeutics, Inc.                                      2,541       19,108       0.0%
#*  Akorn, Inc.                                                   41,636      997,182       0.0%
*   Albany Molecular Research, Inc.                               35,314      550,545       0.0%
*   Alere, Inc.                                                   90,727    4,053,682       0.1%
*   Alexion Pharmaceuticals, Inc.                                  6,040      788,220       0.0%
#*  Align Technology, Inc.                                        13,755    1,181,830       0.0%
#*  Alkermes P.L.C.                                                9,386      473,148       0.0%
*   Allergan P.L.C.                                               38,459    8,035,623       0.2%
*   Alliance HealthCare Services, Inc.                             5,402       45,107       0.0%
*   Allied Healthcare Products, Inc.                               4,920        5,855       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        226,055    2,714,921       0.1%
*   Almost Family, Inc.                                           19,524      766,317       0.0%
#*  Alnylam Pharmaceuticals, Inc.                                  5,435      193,486       0.0%
#*  AMAG Pharmaceuticals, Inc.                                    16,335      419,809       0.0%
#*  Amedisys, Inc.                                                39,104    1,691,639       0.1%
*   American Shared Hospital Services                                900        2,632       0.0%
#   AmerisourceBergen Corp.                                        5,303      372,907       0.0%
    Amgen, Inc.                                                   26,868    3,792,687       0.1%
*   AMN Healthcare Services, Inc.                                 75,322    2,470,562       0.1%
#*  Amphastar Pharmaceuticals, Inc.                               25,608      464,529       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Health Care -- (Continued)
#*  Amsurg Corp.                                                  81,287 $4,856,898       0.1%
#   Analogic Corp.                                                14,498  1,186,661       0.0%
*   AngioDynamics, Inc.                                           55,691    887,715       0.0%
#*  ANI Pharmaceuticals, Inc.                                      2,402    143,399       0.0%
*   Anika Therapeutics, Inc.                                      21,690    962,168       0.0%
    Anthem, Inc.                                                  52,191  6,359,995       0.2%
*   Aptevo Therapeutics, Inc.                                     31,842     70,371       0.0%
#*  Aralez Pharmaceuticals, Inc.                                  21,717     88,388       0.0%
#*  ArQule, Inc.                                                  14,784     19,811       0.0%
*   Arrhythmia Research Technology, Inc.                           1,153      4,785       0.0%
*   Assembly Biosciences, Inc.                                     5,098     71,984       0.0%
#*  athenahealth, Inc.                                             2,611    269,769       0.0%
    Atrion Corp.                                                   1,887    828,676       0.0%
*   Aviragen Therapeutics, Inc.                                    6,230      7,850       0.0%
    Baxter International, Inc.                                    29,857  1,420,895       0.1%
    Becton Dickinson and Co.                                       9,125  1,532,179       0.1%
#*  Bio-Rad Laboratories, Inc. Class A                            26,718  4,223,581       0.1%
*   Bio-Rad Laboratories, Inc. Class B                             1,277    205,597       0.0%
    Bio-Techne Corp.                                               8,876    923,015       0.0%
*   Bioanalytical Systems, Inc.                                    1,915      1,455       0.0%
*   Biogen, Inc.                                                   6,870  1,924,837       0.1%
#*  BioMarin Pharmaceutical, Inc.                                  4,800    386,496       0.0%
*   BioScrip, Inc.                                                87,873    236,378       0.0%
*   BioSpecifics Technologies Corp.                                5,511    239,122       0.0%
*   BioTelemetry, Inc.                                            36,090    638,793       0.0%
#*  Bluebird Bio, Inc.                                             2,969    141,770       0.0%
*   Boston Scientific Corp.                                       33,151    729,322       0.0%
*   Bovie Medical Corp.                                           13,510     74,440       0.0%
#*  Brookdale Senior Living, Inc.                                176,118  2,541,383       0.1%
    Bruker Corp.                                                  22,783    466,824       0.0%
#*  Cambrex Corp.                                                 40,357  1,626,387       0.1%
    Cantel Medical Corp.                                          19,388  1,381,007       0.1%
#*  Capital Senior Living Corp.                                   50,675    809,280       0.0%
#*  Cara Therapeutics, Inc.                                        8,235     57,563       0.0%
    Cardinal Health, Inc.                                         11,763    808,000       0.0%
#*  Catalent, Inc.                                                24,637    561,970       0.0%
#*  Catalyst Biosciences, Inc.                                     3,081      2,218       0.0%
*   Celsion Corp.                                                    422        443       0.0%
*   Centene Corp.                                                 60,007  3,749,237       0.1%
#*  Cerner Corp.                                                   8,000    468,640       0.0%
*   Charles River Laboratories International, Inc.                15,759  1,195,793       0.0%
#   Chemed Corp.                                                   9,623  1,360,885       0.0%
    Cigna Corp.                                                   18,390  2,185,284       0.1%
*   Civitas Solutions, Inc.                                        4,564     78,044       0.0%
*   Community Health Systems, Inc.                                72,986    385,366       0.0%
#   Computer Programs & Systems, Inc.                              7,500    195,750       0.0%
*   Concert Pharmaceuticals, Inc.                                  9,417     72,699       0.0%
#   CONMED Corp.                                                  29,451  1,178,040       0.0%
#   Cooper Cos., Inc. (The)                                        4,843    852,562       0.0%
*   CorVel Corp.                                                  13,794    476,583       0.0%
    CR Bard, Inc.                                                  4,262    923,490       0.0%
*   Cross Country Healthcare, Inc.                                41,631    465,018       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Health Care -- (Continued)
    CryoLife, Inc.                                               51,139 $  869,363       0.0%
*   Cumberland Pharmaceuticals, Inc.                             24,968    118,598       0.0%
*   Cutera, Inc.                                                 16,314    213,713       0.0%
#*  Cyclacel Pharmaceuticals, Inc.                                2,700     10,638       0.0%
#*  Cynosure, Inc. Class A                                       30,125  1,284,831       0.0%
    Danaher Corp.                                                34,453  2,706,283       0.1%
*   DaVita, Inc.                                                 38,698  2,268,477       0.1%
    DENTSPLY SIRONA, Inc.                                        80,030  4,607,327       0.1%
#*  Depomed, Inc.                                                18,005    402,592       0.0%
#*  DexCom, Inc.                                                  3,531    276,265       0.0%
#*  Dicerna Pharmaceuticals, Inc.                                 1,693      5,265       0.0%
    Digirad Corp.                                                16,700     73,480       0.0%
#*  Diplomat Pharmacy, Inc.                                      20,889    483,998       0.0%
*   Edwards Lifesciences Corp.                                   13,100  1,247,382       0.0%
*   Electromed, Inc.                                              3,600     14,652       0.0%
#*  Emergent BioSolutions, Inc.                                  51,926  1,387,463       0.1%
*   Endo International P.L.C.                                    14,353    269,119       0.0%
#   Ensign Group, Inc. (The)                                     69,328  1,280,488       0.0%
#*  Envision Healthcare Holdings, Inc.                           66,786  1,321,027       0.0%
*   Enzo Biochem, Inc.                                           50,570    308,477       0.0%
*   Exactech, Inc.                                               16,995    410,429       0.0%
*   Express Scripts Holding Co.                                  69,701  4,697,847       0.1%
#*  Five Prime Therapeutics, Inc.                                36,316  1,762,415       0.1%
*   Five Star Quality Care, Inc.                                 85,112    238,314       0.0%
#*  Genesis Healthcare, Inc.                                     15,256     39,971       0.0%
#*  Globus Medical, Inc. Class A                                 56,560  1,251,673       0.0%
*   Haemonetics Corp.                                            53,621  1,791,478       0.1%
#*  Halyard Health, Inc.                                         76,249  2,466,655       0.1%
*   Hanger, Inc.                                                 38,027    304,216       0.0%
#*  Harvard Bioscience, Inc.                                     53,799    129,118       0.0%
#*  HealthEquity, Inc.                                            6,436    213,868       0.0%
    HealthSouth Corp.                                            20,397    818,940       0.0%
*   HealthStream, Inc.                                           46,827  1,262,924       0.0%
*   Healthways, Inc.                                             67,472  1,673,306       0.1%
#*  Henry Schein, Inc.                                            8,644  1,289,685       0.0%
    Hill-Rom Holdings, Inc.                                      26,455  1,465,872       0.1%
*   HMS Holdings Corp.                                           88,726  1,869,457       0.1%
*   Hologic, Inc.                                                56,601  2,038,202       0.1%
#*  Horizon Pharma P.L.C.                                        81,778  1,367,328       0.1%
    Humana, Inc.                                                 18,374  3,151,692       0.1%
*   Icad, Inc.                                                    1,300      4,901       0.0%
#*  ICU Medical, Inc.                                            15,268  2,126,832       0.1%
#*  Idera Pharmaceuticals, Inc.                                  16,265     25,211       0.0%
*   IDEXX Laboratories, Inc.                                      2,498    267,636       0.0%
#*  Illumina, Inc.                                                9,020  1,227,983       0.0%
*   Impax Laboratories, Inc.                                     38,536    774,574       0.0%
*   INC Research Holdings, Inc. Class A                          14,112    644,918       0.0%
#*  Incyte Corp.                                                  4,323    375,971       0.0%
*   InfuSystems Holdings, Inc.                                    6,961     17,751       0.0%
#   Innoviva, Inc.                                                3,555     36,616       0.0%
#*  Inogen, Inc.                                                  6,718    360,555       0.0%
#*  Inotek Pharmaceuticals Corp.                                  1,500     10,500       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Health Care -- (Continued)
#*         Inovio Pharmaceuticals, Inc.                                   3,380 $    21,869       0.0%
#*         Insys Therapeutics, Inc.                                       3,050      32,970       0.0%
*          Integer Holdings Corp.                                        20,020     441,441       0.0%
#*         Integra LifeSciences Holdings Corp.                           24,441   1,943,304       0.1%
#*         Intercept Pharmaceuticals, Inc.                                1,191     147,374       0.0%
*          Interpace Diagnostics Group, Inc.                             16,959       2,162       0.0%
*          Intuitive Surgical, Inc.                                       1,500   1,008,120       0.0%
#          Invacare Corp.                                                64,126     586,753       0.0%
#*         Invitae Corp.                                                  1,150       8,832       0.0%
#*         iRadimed Corp.                                                 3,451      32,612       0.0%
*          IRIDEX Corp.                                                   4,733      64,132       0.0%
*          Jazz Pharmaceuticals P.L.C.                                    4,993     546,584       0.0%
           Johnson & Johnson                                             98,222  11,392,770       0.3%
#*         Juniper Pharmaceuticals, Inc.                                  5,887      33,262       0.0%
*          Karyopharm Therapeutics, Inc.                                  6,200      44,888       0.0%
           Kewaunee Scientific Corp.                                      2,037      44,916       0.0%
*          Kindred Biosciences, Inc.                                      1,802       9,731       0.0%
           Kindred Healthcare, Inc.                                     143,054   1,409,082       0.1%
*          Laboratory Corp. of America Holdings                          15,677   1,964,955       0.1%
#          Landauer, Inc.                                                 5,838     253,953       0.0%
#*         Lannett Co., Inc.                                             22,843     500,262       0.0%
           LeMaitre Vascular, Inc.                                       22,283     466,606       0.0%
*          LHC Group, Inc.                                               24,939     854,660       0.0%
*          LifePoint Health, Inc.                                        66,363   3,971,826       0.1%
#*         Ligand Pharmaceuticals, Inc.                                   3,504     335,438       0.0%
#*         Lipocine, Inc.                                                18,258      58,608       0.0%
*          LivaNova P.L.C.                                               14,338     812,678       0.0%
*          Luminex Corp.                                                 46,683     972,407       0.0%
*          Magellan Health, Inc.                                         46,070   2,370,301       0.1%
*          Mallinckrodt P.L.C.                                           58,757   3,481,940       0.1%
*          Masimo Corp.                                                  26,834   1,475,870       0.1%
           McKesson Corp.                                                 8,863   1,127,108       0.0%
(degrees)* Medcath Corp.                                                 19,024          --       0.0%
#*         Medicines Co. (The)                                           98,819   3,256,086       0.1%
#*         MediciNova, Inc.                                              12,083      82,044       0.0%
#*         MEDNAX, Inc.                                                  22,381   1,370,836       0.1%
           Medtronic P.L.C.                                              64,363   5,279,053       0.2%
           Merck & Co., Inc.                                            149,737   8,792,557       0.2%
#          Meridian Bioscience, Inc.                                     31,340     515,543       0.0%
*          Merit Medical Systems, Inc.                                   62,260   1,366,607       0.0%
*          Misonix, Inc.                                                  3,363      20,682       0.0%
#*         Molina Healthcare, Inc.                                       46,900   2,551,829       0.1%
#*         Momenta Pharmaceuticals, Inc.                                 28,579     318,656       0.0%
*          Mylan NV                                                      29,257   1,067,880       0.0%
#*         Myriad Genetics, Inc.                                         20,479     403,641       0.0%
           National HealthCare Corp.                                     17,199   1,112,775       0.0%
#          National Research Corp. Class A                               14,574     223,711       0.0%
           National Research Corp. Class B                                2,429      90,262       0.0%
*          Natus Medical, Inc.                                           29,749   1,170,623       0.0%
*          Nektar Therapeutics                                            1,311      16,256       0.0%
*          Neogen Corp.                                                  12,896     679,490       0.0%
*          Neurocrine Biosciences, Inc.                                   4,294     187,948       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
#*  NuVasive, Inc.                                                34,618 $ 2,067,733       0.1%
*   Nuvectra Corp.                                                 8,480      45,538       0.0%
*   Omnicell, Inc.                                                44,306   1,445,483       0.1%
#*  OPKO Health, Inc.                                             74,958     706,104       0.0%
*   OraSure Technologies, Inc.                                    82,817     621,956       0.0%
*   Orthofix International NV                                     23,771     871,207       0.0%
#*  Otonomy, Inc.                                                  4,502      67,980       0.0%
#*  OvaScience, Inc.                                                 314       1,583       0.0%
    Owens & Minor, Inc.                                           78,023   2,531,846       0.1%
*   Pain Therapeutics, Inc.                                       14,350       8,069       0.0%
#*  PAREXEL International Corp.                                   20,429   1,190,194       0.0%
#   Patterson Cos., Inc.                                          52,781   2,254,277       0.1%
    PDL BioPharma, Inc.                                           34,563     111,293       0.0%
    PerkinElmer, Inc.                                             14,784     752,358       0.0%
#   Perrigo Co. P.L.C.                                             5,808     483,168       0.0%
    Pfizer, Inc.                                                 459,005  14,555,049       0.4%
*   PharMerica Corp.                                              48,026   1,143,019       0.0%
    Phibro Animal Health Corp. Class A                             1,693      43,933       0.0%
#*  Premier, Inc. Class A                                          9,153     291,432       0.0%
*   Prestige Brands Holdings, Inc.                                45,265   2,049,599       0.1%
#*  Progenics Pharmaceuticals, Inc.                                7,964      40,059       0.0%
*   ProPhase Labs, Inc.                                            6,052      12,225       0.0%
*   Providence Service Corp. (The)                                25,896   1,047,882       0.0%
*   PTC Therapeutics, Inc.                                         6,454      40,079       0.0%
    Quality Systems, Inc.                                         36,646     472,367       0.0%
    Quest Diagnostics, Inc.                                       27,129   2,209,386       0.1%
#*  Quidel Corp.                                                  31,566     609,224       0.0%
*   Quintiles IMS Holdings, Inc.                                  26,444   1,897,093       0.1%
*   Quorum Health Corp.                                           41,309     166,888       0.0%
#*  RadNet, Inc.                                                  29,019     201,682       0.0%
*   Regeneron Pharmaceuticals, Inc.                                4,715   1,626,769       0.1%
#*  Repligen Corp.                                                15,944     455,520       0.0%
#   ResMed, Inc.                                                   9,600     573,792       0.0%
#*  Retrophin, Inc.                                                6,341     119,528       0.0%
*   Rigel Pharmaceuticals, Inc.                                  114,391     297,417       0.0%
*   RTI Surgical, Inc.                                            94,685     241,447       0.0%
#*  Sangamo Biosciences, Inc.                                      3,500      12,425       0.0%
*   SciClone Pharmaceuticals, Inc.                                87,759     785,443       0.0%
*   SeaSpine Holdings Corp.                                        9,468      88,147       0.0%
#*  Seattle Genetics, Inc.                                         7,900     408,430       0.0%
#*  Select Medical Holdings Corp.                                220,552   2,867,176       0.1%
    Simulations Plus, Inc.                                         8,722      73,265       0.0%
    Span-America Medical Systems, Inc.                             3,229      59,123       0.0%
#*  Spectrum Pharmaceuticals, Inc.                                46,311     163,941       0.0%
    St Jude Medical, Inc.                                         25,187   1,960,556       0.1%
    STERIS P.L.C.                                                 11,912     795,960       0.0%
    Stryker Corp.                                                  9,409   1,085,328       0.0%
*   Sucampo Pharmaceuticals, Inc. Class A                         24,255     276,507       0.0%
*   Supernus Pharmaceuticals, Inc.                                22,318     441,896       0.0%
*   Surgical Care Affiliates, Inc.                                33,097   1,416,221       0.1%
*   Surmodics, Inc.                                               21,529     536,072       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                           2,837     287,984       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
*   Team Health Holdings, Inc.                                    13,423 $    575,176       0.0%
#   Teleflex, Inc.                                                 8,037    1,150,336       0.0%
#*  Tenet Healthcare Corp.                                        34,244      674,949       0.0%
#*  TESARO, Inc.                                                   2,400      290,112       0.0%
*   Theravance Biopharma, Inc.                                     1,106       27,794       0.0%
    Thermo Fisher Scientific, Inc.                                27,682    4,070,084       0.1%
*   Titan Pharmaceuticals, Inc.                                    3,680       16,744       0.0%
*   Triple-S Management Corp. Class B                             40,733      842,358       0.0%
#*  United Therapeutics Corp.                                     21,571    2,590,030       0.1%
    UnitedHealth Group, Inc.                                      69,193    9,779,047       0.3%
#*  Universal American Corp.                                     145,692    1,094,147       0.0%
    Universal Health Services, Inc. Class B                       13,504    1,630,068       0.1%
    US Physical Therapy, Inc.                                     14,595      830,455       0.0%
    Utah Medical Products, Inc.                                    4,195      260,719       0.0%
#*  Varian Medical Systems, Inc.                                   7,690      697,714       0.0%
*   Vascular Solutions, Inc.                                      15,654      713,822       0.0%
*   VCA, Inc.                                                     42,307    2,600,188       0.1%
#*  Veeva Systems, Inc. Class A                                    7,185      279,137       0.0%
*   Versartis, Inc.                                                3,308       36,553       0.0%
*   Vical, Inc.                                                    2,511        6,478       0.0%
*   VWR Corp.                                                     75,277    2,070,870       0.1%
*   Waters Corp.                                                   5,044      701,822       0.0%
*   WellCare Health Plans, Inc.                                   40,019    4,542,557       0.1%
    West Pharmaceutical Services, Inc.                            16,393    1,246,360       0.0%
#*  Wright Medical Group NV                                       29,945      656,095       0.0%
#*  Xencor, Inc.                                                   6,400      136,256       0.0%
    Zimmer Biomet Holdings, Inc.                                  10,795    1,137,793       0.0%
    Zoetis, Inc.                                                  45,040    2,152,912       0.1%
*   Zogenix, Inc.                                                  3,721       30,326       0.0%
                                                                         ------------       ---
Total Health Care                                                         307,366,249       8.0%
                                                                         ------------       ---
Industrials -- (13.7%)
    AAON, Inc.                                                    33,999    1,018,270       0.0%
    AAR Corp.                                                     44,341    1,426,450       0.0%
    ABM Industries, Inc.                                          80,045    3,128,159       0.1%
    Acacia Research Corp.                                         23,571      137,890       0.0%
*   ACCO Brands Corp.                                            203,680    2,260,848       0.1%
*   Accuride Corp.                                                26,665       65,329       0.0%
    Acme United Corp.                                              1,921       41,993       0.0%
    Actuant Corp. Class A                                         67,984    1,516,043       0.0%
    Acuity Brands, Inc.                                            4,829    1,079,620       0.0%
#   Advanced Drainage Systems, Inc.                               12,175      232,543       0.0%
*   Advisory Board Co. (The)                                      34,047    1,355,071       0.0%
*   AECOM                                                        181,658    5,059,175       0.1%
*   Aegion Corp.                                                  64,473    1,193,395       0.0%
*   AeroCentury Corp.                                              1,149       10,284       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                             26,176      460,698       0.0%
#*  Aerovironment, Inc.                                           35,466      850,829       0.0%
#   AGCO Corp.                                                   113,349    5,789,867       0.2%
    Air Industries Group                                           1,000        3,490       0.0%
#   Air Lease Corp.                                              152,477    4,613,954       0.1%
*   Air Transport Services Group, Inc.                           105,409    1,394,561       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    Aircastle, Ltd.                                              104,992 $2,157,586       0.1%
    Alamo Group, Inc.                                             14,985    972,826       0.0%
    Alaska Air Group, Inc.                                        40,395  2,917,327       0.1%
    Albany International Corp. Class A                            32,093  1,307,790       0.0%
    Allegiant Travel Co.                                           7,395  1,019,770       0.0%
    Allegion P.L.C.                                               10,433    666,043       0.0%
    Allied Motion Technologies, Inc.                              17,836    352,796       0.0%
    Allison Transmission Holdings, Inc.                           57,885  1,695,452       0.1%
    Altra Industrial Motion Corp.                                 47,958  1,414,761       0.0%
    AMERCO                                                        15,764  5,082,156       0.1%
*   Ameresco, Inc. Class A                                        16,686     80,093       0.0%
#   American Airlines Group, Inc.                                 40,944  1,662,326       0.1%
#   American Railcar Industries, Inc.                             23,316    857,562       0.0%
#*  American Superconductor Corp.                                  1,238      7,936       0.0%
*   American Woodmark Corp.                                       18,186  1,358,494       0.0%
    AMETEK, Inc.                                                  24,074  1,061,663       0.0%
*   AMREP Corp.                                                    6,528     48,177       0.0%
    AO Smith Corp.                                                22,300  1,007,291       0.0%
#   Apogee Enterprises, Inc.                                      32,005  1,304,204       0.0%
    Applied Industrial Technologies, Inc.                         44,895  2,280,666       0.1%
*   ARC Document Solutions, Inc.                                  72,114    247,351       0.0%
    ArcBest Corp.                                                 28,900    575,110       0.0%
    Arconic, Inc.                                                201,662  5,791,733       0.2%
    Argan, Inc.                                                   34,402  1,955,754       0.1%
*   Armstrong Flooring, Inc.                                      28,430    460,282       0.0%
#*  Armstrong World Industries, Inc.                              19,255    722,062       0.0%
*   Arotech Corp.                                                  3,519      9,325       0.0%
    Astec Industries, Inc.                                        35,090  1,942,582       0.1%
*   Astronics Corp.                                               19,940    738,179       0.0%
#*  Astronics Corp. Class B                                        9,429    348,862       0.0%
*   Atlas Air Worldwide Holdings, Inc.                            42,729  1,788,209       0.1%
*   Avalon Holdings Corp. Class A                                    700      1,929       0.0%
*   Avis Budget Group, Inc.                                      113,018  3,657,262       0.1%
    AZZ, Inc.                                                     29,257  1,557,935       0.1%
#   B/E Aerospace, Inc.                                           14,740    877,325       0.0%
*   Babcock & Wilcox Enterprises, Inc.                            68,941  1,085,131       0.0%
    Barnes Group, Inc.                                            94,993  3,784,521       0.1%
    Barrett Business Services, Inc.                                4,886    219,039       0.0%
*   Beacon Roofing Supply, Inc.                                   61,357  2,579,448       0.1%
*   Blue Bird Corp.                                                  642      9,470       0.0%
*   BlueLinx Holdings, Inc.                                        6,189     48,769       0.0%
#*  BMC Stock Holdings, Inc.                                      21,155    350,115       0.0%
    Brady Corp. Class A                                           61,259  2,027,673       0.1%
    Briggs & Stratton Corp.                                       68,544  1,276,289       0.0%
    Brink's Co. (The)                                             42,906  1,696,932       0.1%
*   Broadwind Energy, Inc.                                            70        305       0.0%
#*  Builders FirstSource, Inc.                                    54,400    526,048       0.0%
    BWX Technologies, Inc.                                        32,390  1,270,336       0.0%
*   CAI International, Inc.                                       25,760    196,034       0.0%
    Carlisle Cos., Inc.                                           17,264  1,810,130       0.1%
*   Casella Waste Systems, Inc. Class A                           29,769    333,413       0.0%
#   Caterpillar, Inc.                                             44,084  3,679,251       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
*   CBIZ, Inc.                                                    98,750 $1,091,187       0.0%
    CDI Corp.                                                     26,140    160,761       0.0%
    CEB, Inc.                                                     15,517    754,902       0.0%
#   CECO Environmental Corp.                                      26,465    262,004       0.0%
#   Celadon Group, Inc.                                           49,176    319,644       0.0%
*   Chart Industries, Inc.                                        65,135  1,806,845       0.1%
    Chicago Bridge & Iron Co. NV                                  78,712  2,520,358       0.1%
    Chicago Rivet & Machine Co.                                      855     25,949       0.0%
#   Cintas Corp.                                                  14,003  1,493,700       0.0%
    CIRCOR International, Inc.                                    27,352  1,470,991       0.0%
*   Civeo Corp.                                                   83,510     94,366       0.0%
#   CLARCOR, Inc.                                                 34,402  2,140,148       0.1%
#*  Clean Harbors, Inc.                                           43,125  2,040,675       0.1%
*   Colfax Corp.                                                 131,299  4,173,995       0.1%
    Columbus McKinnon Corp.                                       30,112    586,883       0.0%
    Comfort Systems USA, Inc.                                     54,138  1,561,881       0.1%
#*  Command Security Corp.                                         5,329     13,962       0.0%
*   Commercial Vehicle Group, Inc.                                46,434    210,810       0.0%
    CompX International, Inc.                                      2,522     28,120       0.0%
*   Continental Building Products, Inc.                           48,590    993,665       0.0%
*   Continental Materials Corp.                                       73      1,602       0.0%
    Copa Holdings SA Class A                                      33,122  3,054,842       0.1%
#*  Copart, Inc.                                                  36,598  1,920,297       0.1%
#   Covanta Holding Corp.                                        161,293  2,419,395       0.1%
*   Covenant Transportation Group, Inc. Class A                   28,163    450,326       0.0%
*   CPI Aerostructures, Inc.                                       8,398     56,687       0.0%
*   CRA International, Inc.                                       14,512    451,904       0.0%
    Crane Co.                                                     44,311  3,013,591       0.1%
#*  CSW Industrials, Inc.                                            696     21,541       0.0%
    CSX Corp.                                                    150,971  4,606,125       0.1%
    Cubic Corp.                                                   39,558  1,689,127       0.1%
    Cummins, Inc.                                                 16,940  2,165,271       0.1%
    Curtiss-Wright Corp.                                          43,923  3,936,379       0.1%
#   Deere & Co.                                                   24,279  2,143,836       0.1%
    Delta Air Lines, Inc.                                         79,618  3,325,644       0.1%
#   Deluxe Corp.                                                  21,597  1,321,736       0.0%
*   DigitalGlobe, Inc.                                           106,065  2,662,231       0.1%
#   Donaldson Co., Inc.                                           26,877    981,548       0.0%
    Douglas Dynamics, Inc.                                        53,911  1,730,543       0.1%
    Dover Corp.                                                   31,123  2,081,817       0.1%
*   Ducommun, Inc.                                                14,374    273,681       0.0%
    Dun & Bradstreet Corp. (The)                                   4,926    615,011       0.0%
*   DXP Enterprises, Inc.                                         23,289    507,467       0.0%
#*  Dycom Industries, Inc.                                        16,680  1,283,192       0.0%
    Dynamic Materials Corp.                                       20,803    225,713       0.0%
*   Eagle Bulk Shipping, Inc.                                      1,785      7,336       0.0%
    Eastern Co. (The)                                              4,628     91,172       0.0%
    Eaton Corp. P.L.C.                                            56,165  3,581,642       0.1%
#*  Echo Global Logistics, Inc.                                   40,368    855,802       0.0%
    Ecology and Environment, Inc. Class A                          2,769     27,136       0.0%
    EMCOR Group, Inc.                                             65,775  3,976,756       0.1%
    Emerson Electric Co.                                          31,243  1,583,395       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    Encore Wire Corp.                                             35,454 $1,210,754       0.0%
*   Energy Recovery, Inc.                                         44,908    548,327       0.0%
    EnerSys                                                       45,082  2,936,191       0.1%
*   Engility Holdings, Inc.                                       29,513    847,908       0.0%
    Ennis, Inc.                                                   47,008    688,667       0.0%
    EnPro Industries, Inc.                                        21,572  1,167,477       0.0%
    EnviroStar, Inc.                                               1,100      8,635       0.0%
    Equifax, Inc.                                                 11,845  1,468,425       0.0%
    ESCO Technologies, Inc.                                       40,876  1,821,026       0.1%
    Espey Manufacturing & Electronics Corp.                        3,027     76,961       0.0%
    Essendant, Inc.                                               58,517    898,236       0.0%
#*  Esterline Technologies Corp.                                  42,286  3,105,907       0.1%
#*  ExOne Co. (The)                                               16,129    192,419       0.0%
#   Expeditors International of Washington, Inc.                  10,482    539,509       0.0%
#   Exponent, Inc.                                                18,982  1,086,719       0.0%
#   Fastenal Co.                                                  11,751    458,054       0.0%
    Federal Signal Corp.                                         123,573  1,517,476       0.0%
    FedEx Corp.                                                   23,705  4,132,256       0.1%
#   Flowserve Corp.                                               18,900    800,415       0.0%
    Fluor Corp.                                                   27,604  1,435,132       0.0%
    Fortive Corp.                                                 18,126    925,332       0.0%
    Fortune Brands Home & Security, Inc.                          26,275  1,435,403       0.0%
    Forward Air Corp.                                             32,077  1,325,422       0.0%
*   Franklin Covey Co.                                            24,797    453,785       0.0%
    Franklin Electric Co., Inc.                                   38,916  1,418,488       0.0%
    FreightCar America, Inc.                                      24,288    317,201       0.0%
*   FTI Consulting, Inc.                                          87,706  3,417,026       0.1%
*   Fuel Tech, Inc.                                               26,879     34,540       0.0%
    G&K Services, Inc. Class A                                    22,919  2,170,429       0.1%
#   GATX Corp.                                                    50,833  2,224,960       0.1%
*   Gencor Industries, Inc.                                        8,289    100,297       0.0%
#*  Generac Holdings, Inc.                                        18,587    707,979       0.0%
#   General Cable Corp.                                           96,649  1,353,086       0.0%
    General Dynamics Corp.                                        22,257  3,355,020       0.1%
    General Electric Co.                                         299,460  8,714,286       0.2%
#*  Genesee & Wyoming, Inc. Class A                               64,606  4,389,332       0.1%
*   Gibraltar Industries, Inc.                                    47,930  1,864,477       0.1%
    Global Brass & Copper Holdings, Inc.                          17,000    487,900       0.0%
*   Global Power Equipment Group, Inc.                            15,716     58,149       0.0%
#*  Golden Ocean Group, Ltd.                                      12,670     46,119       0.0%
*   Goldfield Corp. (The)                                         11,093     30,506       0.0%
    Gorman-Rupp Co. (The)                                         27,779    667,252       0.0%
*   GP Strategies Corp.                                           33,575    867,914       0.0%
#   Graco, Inc.                                                    9,274    694,623       0.0%
    Graham Corp.                                                  13,470    240,440       0.0%
    Granite Construction, Inc.                                    57,384  2,820,997       0.1%
*   Great Lakes Dredge & Dock Corp.                               81,796    290,376       0.0%
#   Greenbrier Cos., Inc. (The)                                   32,885  1,035,877       0.0%
#   Griffon Corp.                                                 69,548  1,161,452       0.0%
    H&E Equipment Services, Inc.                                  64,635    901,658       0.0%
    Hardinge, Inc.                                                18,750    181,875       0.0%
    Harsco Corp.                                                  87,818    856,225       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
#*  Hawaiian Holdings, Inc.                                       50,065 $2,254,177       0.1%
*   HC2 Holdings, Inc.                                             3,645     14,507       0.0%
*   HD Supply Holdings, Inc.                                      25,751    849,783       0.0%
#   Healthcare Services Group, Inc.                                7,001    258,827       0.0%
#   Heartland Express, Inc.                                       87,210  1,604,664       0.1%
    HEICO Corp.                                                    8,957    605,135       0.0%
    HEICO Corp. Class A                                           13,054    783,240       0.0%
    Heidrick & Struggles International, Inc.                      30,459    563,492       0.0%
*   Herc Holdings, Inc.                                           18,303    550,737       0.0%
*   Heritage-Crystal Clean, Inc.                                   5,251     68,788       0.0%
    Herman Miller, Inc.                                           61,896  1,720,709       0.1%
*   Hertz Global Holdings, Inc.                                   54,910  1,820,266       0.1%
#   Hexcel Corp.                                                  30,570  1,390,629       0.0%
*   Hill International, Inc.                                      63,099    242,931       0.0%
    Hillenbrand, Inc.                                             62,861  1,907,831       0.1%
    HNI Corp.                                                     45,989  1,869,913       0.1%
    Honeywell International, Inc.                                 22,922  2,514,085       0.1%
    Houston Wire & Cable Co.                                      25,592    136,917       0.0%
*   Hub Group, Inc. Class A                                       56,510  2,059,789       0.1%
    Hubbell, Inc.                                                 10,230  1,069,240       0.0%
    Hudson Global, Inc.                                           34,265     49,342       0.0%
*   Hudson Technologies, Inc.                                     10,840     66,124       0.0%
    Huntington Ingalls Industries, Inc.                           15,641  2,523,832       0.1%
    Hurco Cos., Inc.                                              12,670    331,954       0.0%
*   Huron Consulting Group, Inc.                                  26,943  1,510,155       0.0%
    Hyster-Yale Materials Handling, Inc.                          14,948    870,123       0.0%
*   ICF International, Inc.                                       31,095  1,442,808       0.0%
    IDEX Corp.                                                    11,576  1,000,629       0.0%
*   IES Holdings, Inc.                                            18,806    281,150       0.0%
    Illinois Tool Works, Inc.                                     13,917  1,580,554       0.1%
    Ingersoll-Rand P.L.C.                                         33,043  2,223,463       0.1%
#*  InnerWorkings, Inc.                                          135,322  1,192,187       0.0%
*   Innovative Solutions & Support, Inc.                          16,826     53,675       0.0%
    Insperity, Inc.                                               26,992  2,029,798       0.1%
    Insteel Industries, Inc.                                      38,472  1,034,897       0.0%
    Interface, Inc.                                               51,697    819,397       0.0%
#*  Intersections, Inc.                                           18,573     40,861       0.0%
    ITT, Inc.                                                     65,534  2,308,107       0.1%
*   Jacobs Engineering Group, Inc.                                92,963  4,795,032       0.1%
    JB Hunt Transport Services, Inc.                              10,031    818,630       0.0%
*   JetBlue Airways Corp.                                        269,763  4,715,457       0.1%
    John Bean Technologies Corp.                                  19,647  1,568,813       0.1%
    Johnson Controls International P.L.C.                         70,552  2,844,657       0.1%
    Joy Global, Inc.                                              66,855  1,860,575       0.1%
    Kadant, Inc.                                                   1,953    100,872       0.0%
    Kaman Corp.                                                   33,767  1,474,267       0.0%
    Kansas City Southern                                          54,919  4,819,691       0.1%
    KAR Auction Services, Inc.                                    37,498  1,596,665       0.1%
    KBR, Inc.                                                    156,209  2,313,455       0.1%
    Kelly Services, Inc. Class A                                  54,117  1,013,611       0.0%
    Kelly Services, Inc. Class B                                     700     12,866       0.0%
    Kennametal, Inc.                                             142,821  4,043,263       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
*   Key Technology, Inc.                                           5,258 $   54,210       0.0%
*   KEYW Holding Corp. (The)                                       4,775     50,090       0.0%
    Kforce, Inc.                                                  45,774    794,179       0.0%
    Kimball International, Inc. Class B                           66,798    834,975       0.0%
#*  Kirby Corp.                                                   81,453  4,801,654       0.1%
#*  KLX, Inc.                                                     99,060  3,409,645       0.1%
#   Knight Transportation, Inc.                                  117,935  3,449,599       0.1%
    Knoll, Inc.                                                   49,449  1,070,076       0.0%
    Korn/Ferry International                                      67,251  1,371,248       0.0%
#*  Kratos Defense & Security Solutions, Inc.                    100,426    564,394       0.0%
    L-3 Communications Holdings, Inc.                             20,563  2,815,897       0.1%
    Landstar System, Inc.                                         14,702  1,046,047       0.0%
*   Lawson Products, Inc.                                          8,745    164,843       0.0%
#*  Layne Christensen Co.                                         24,719    211,842       0.0%
    LB Foster Co. Class A                                         14,724    182,578       0.0%
    Lennox International, Inc.                                     7,521  1,097,239       0.0%
#   Lincoln Electric Holdings, Inc.                               25,449  1,675,308       0.1%
#   Lindsay Corp.                                                  6,903    540,505       0.0%
*   LMI Aerospace, Inc.                                           24,010    180,315       0.0%
    LS Starrett Co. (The) Class A                                  8,044     74,005       0.0%
*   LSC Communications, Inc.                                       9,158    221,990       0.0%
    LSI Industries, Inc.                                          39,855    342,753       0.0%
*   Lydall, Inc.                                                  21,053    984,228       0.0%
    Macquarie Infrastructure Corp.                                27,868  2,279,881       0.1%
#*  Manitex International, Inc.                                    3,300     18,315       0.0%
#   Manitowoc Co., Inc. (The)                                    134,908    545,028       0.0%
#*  Manitowoc Foodservice, Inc.                                   89,871  1,357,951       0.0%
    ManpowerGroup, Inc.                                           25,939  1,992,115       0.1%
    Marten Transport, Ltd.                                        38,690    793,145       0.0%
    Masco Corp.                                                   51,434  1,588,282       0.1%
*   MasTec, Inc.                                                 150,207  4,288,410       0.1%
*   Mastech Digital, Inc.                                            991      7,328       0.0%
    Matson, Inc.                                                  57,986  2,315,961       0.1%
    Matthews International Corp. Class A                          34,131  2,044,447       0.1%
    McGrath RentCorp                                              36,501  1,098,680       0.0%
*   Mercury Systems, Inc.                                         46,187  1,283,075       0.0%
*   Meritor, Inc.                                                 44,758    460,112       0.0%
*   MFRI, Inc.                                                     5,730     45,840       0.0%
#*  Middleby Corp. (The)                                           8,567    960,446       0.0%
    Miller Industries, Inc.                                       15,090    331,226       0.0%
*   Mistras Group, Inc.                                           35,704    747,642       0.0%
    Mobile Mini, Inc.                                             84,138  2,132,898       0.1%
*   Moog, Inc. Class A                                            44,741  2,598,110       0.1%
*   Moog, Inc. Class B                                             2,977    172,860       0.0%
*   MRC Global, Inc.                                             205,944  3,035,615       0.1%
    MSA Safety, Inc.                                              30,953  1,804,560       0.1%
#   MSC Industrial Direct Co., Inc. Class A                       28,847  2,100,062       0.1%
    Mueller Industries, Inc.                                      72,530  2,196,934       0.1%
    Mueller Water Products, Inc. Class A                         191,686  2,361,572       0.1%
#   Multi-Color Corp.                                             20,797  1,350,245       0.0%
*   MYR Group, Inc.                                               38,589  1,151,496       0.0%
    National Presto Industries, Inc.                               7,418    647,220       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
*   Navigant Consulting, Inc.                                     85,820 $2,008,188       0.1%
#*  Navistar International Corp.                                   1,622     36,171       0.0%
*   NCI Building Systems, Inc.                                    13,506    194,486       0.0%
*   Neff Corp. Class A                                             1,235     11,177       0.0%
    Nielsen Holdings P.L.C.                                       25,907  1,166,333       0.0%
*   NL Industries, Inc.                                           41,564    133,005       0.0%
#   NN, Inc.                                                      53,968    952,535       0.0%
#   Nordson Corp.                                                 12,448  1,246,418       0.0%
    Norfolk Southern Corp.                                        48,284  4,490,412       0.1%
    Northrop Grumman Corp.                                        13,622  3,119,438       0.1%
*   Northwest Pipe Co.                                            15,189    199,128       0.0%
#*  NOW, Inc.                                                    127,029  2,738,745       0.1%
*   NV5 Global, Inc.                                               8,416    240,698       0.0%
#*  Old Dominion Freight Line, Inc.                               47,782  3,568,360       0.1%
#   Omega Flex, Inc.                                               4,638    176,383       0.0%
*   On Assignment, Inc.                                           53,583  1,843,791       0.1%
    Orbital ATK, Inc.                                             13,641  1,014,345       0.0%
#*  Orion Energy Systems, Inc.                                    23,165     27,566       0.0%
*   Orion Marine Group, Inc.                                      27,445    221,756       0.0%
    Oshkosh Corp.                                                113,534  6,074,069       0.2%
    Owens Corning                                                129,690  6,326,278       0.2%
#   PACCAR, Inc.                                                  37,091  2,037,038       0.1%
*   PAM Transportation Services, Inc.                              6,580    129,626       0.0%
    Park-Ohio Holdings Corp.                                      23,782    759,835       0.0%
    Parker-Hannifin Corp.                                         18,734  2,299,598       0.1%
*   Patrick Industries, Inc.                                      28,396  1,628,511       0.1%
*   Patriot Transportation Holding, Inc.                           2,586     55,263       0.0%
*   Pendrell Corp.                                                 4,568     30,469       0.0%
#   Pentair P.L.C.                                                32,591  1,796,742       0.1%
*   Performant Financial Corp.                                    54,745    163,688       0.0%
*   Perma-Fix Environmental Services                               2,877     11,940       0.0%
*   PGT, Inc.                                                     73,676    722,025       0.0%
    Pitney Bowes, Inc.                                            29,803    531,686       0.0%
*   Ply Gem Holdings, Inc.                                        22,264    305,017       0.0%
    Powell Industries, Inc.                                       17,079    604,426       0.0%
*   Power Solutions International, Inc.                            2,041     19,492       0.0%
    Preformed Line Products Co.                                    6,010    258,550       0.0%
#   Primoris Services Corp.                                       59,580  1,193,387       0.0%
#*  Proto Labs, Inc.                                               1,950     87,165       0.0%
    Providence and Worcester Railroad Co.                          2,562     64,024       0.0%
    Quad/Graphics, Inc.                                           34,510    819,958       0.0%
    Quanex Building Products Corp.                                66,311  1,080,869       0.0%
*   Quanta Services, Inc.                                        156,555  4,500,956       0.1%
*   Radiant Logistics, Inc.                                       42,979    107,448       0.0%
#   Raven Industries, Inc.                                        46,445    996,245       0.0%
    Raytheon Co.                                                  17,714  2,419,910       0.1%
*   RBC Bearings, Inc.                                            21,537  1,536,665       0.1%
    RCM Technologies, Inc.                                        12,068     85,441       0.0%
    Regal Beloit Corp.                                            48,386  2,859,613       0.1%
    Republic Services, Inc.                                       62,415  3,284,901       0.1%
    Resources Connection, Inc.                                    62,952    934,837       0.0%
*   Rexnord Corp.                                                 96,115  1,911,727       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
*   Roadrunner Transportation Systems, Inc.                      44,928 $  341,453       0.0%
    Robert Half International, Inc.                              13,085    489,641       0.0%
#   Rockwell Automation, Inc.                                    12,800  1,532,416       0.0%
#   Rockwell Collins, Inc.                                       12,550  1,058,216       0.0%
#   Rollins, Inc.                                                25,198    776,602       0.0%
#   Roper Technologies, Inc.                                      5,710    989,600       0.0%
*   RPX Corp.                                                    85,253    832,069       0.0%
    RR Donnelley & Sons Co.                                      24,422    433,491       0.0%
*   Rush Enterprises, Inc. Class A                               39,416  1,034,670       0.0%
*   Rush Enterprises, Inc. Class B                                4,506    114,452       0.0%
    Ryder System, Inc.                                           98,069  6,805,008       0.2%
*   Saia, Inc.                                                   40,407  1,440,510       0.0%
#*  Sensata Technologies Holding NV                               7,532    269,118       0.0%
    Servotronics, Inc.                                            1,499     16,264       0.0%
*   SIFCO Industries, Inc.                                        4,888     50,346       0.0%
    Simpson Manufacturing Co., Inc.                              48,444  2,073,403       0.1%
    SkyWest, Inc.                                                65,489  1,974,493       0.1%
#   Snap-on, Inc.                                                11,787  1,816,377       0.1%
#*  SolarCity Corp.                                               2,690     52,724       0.0%
    Southwest Airlines Co.                                       75,013  3,004,271       0.1%
*   SP Plus Corp.                                                26,991    680,173       0.0%
*   Sparton Corp.                                                13,779    329,731       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                    24,712  1,244,496       0.0%
#*  Spirit Airlines, Inc.                                        49,153  2,355,903       0.1%
*   SPX Corp.                                                    20,333    386,530       0.0%
*   SPX FLOW, Inc.                                               51,407  1,289,802       0.0%
    Standex International Corp.                                  15,734  1,202,078       0.0%
    Stanley Black & Decker, Inc.                                 13,625  1,551,070       0.1%
    Steelcase, Inc. Class A                                      84,291  1,125,285       0.0%
#*  Stericycle, Inc.                                              4,838    387,475       0.0%
#*  Sterling Construction Co., Inc.                              29,596    215,459       0.0%
#   Sun Hydraulics Corp.                                         17,239    507,344       0.0%
    Supreme Industries, Inc. Class A                             26,231    319,756       0.0%
#*  Swift Transportation Co.                                     43,091    964,377       0.0%
#*  TASER International, Inc.                                    20,936    468,548       0.0%
#*  Team, Inc.                                                   38,026  1,169,299       0.0%
*   Teledyne Technologies, Inc.                                  26,146  2,815,401       0.1%
    Tennant Co.                                                  14,528    914,538       0.0%
    Terex Corp.                                                  78,177  1,866,867       0.1%
    Tetra Tech, Inc.                                             84,755  3,258,830       0.1%
    Textainer Group Holdings, Ltd.                               51,126    388,558       0.0%
    Textron, Inc.                                                61,097  2,448,768       0.1%
*   Thermon Group Holdings, Inc.                                 32,756    600,417       0.0%
    Timken Co. (The)                                             65,702  2,171,451       0.1%
#   Titan International, Inc.                                    84,519    861,249       0.0%
*   Titan Machinery, Inc.                                        23,132    214,896       0.0%
    Toro Co. (The)                                               15,600    746,928       0.0%
#   TransDigm Group, Inc.                                         4,939  1,345,680       0.0%
*   TRC Cos., Inc.                                               41,081    334,810       0.0%
*   Trex Co., Inc.                                               14,075    757,376       0.0%
*   TriMas Corp.                                                 51,128    917,748       0.0%
*   TriNet Group, Inc.                                            9,904    185,898       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
    Trinity Industries, Inc.                                     248,871 $  5,313,396       0.1%
    Triton International, Ltd.                                    57,171      690,054       0.0%
#   Triumph Group, Inc.                                           96,974    2,298,284       0.1%
*   TrueBlue, Inc.                                                48,807      854,122       0.0%
*   Tutor Perini Corp.                                            84,118    1,602,448       0.1%
    Twin Disc, Inc.                                               17,482      188,980       0.0%
*   Ultralife Corp.                                               19,727       80,881       0.0%
    UniFirst Corp.                                                15,695    1,922,637       0.1%
    Union Pacific Corp.                                           79,133    6,977,948       0.2%
*   United Continental Holdings, Inc.                             39,975    2,247,794       0.1%
*   United Rentals, Inc.                                         117,421    8,884,073       0.2%
    United Technologies Corp.                                     74,891    7,653,860       0.2%
#*  Univar, Inc.                                                   8,166      181,694       0.0%
    Universal Forest Products, Inc.                               26,632    2,290,086       0.1%
    Universal Logistics Holdings, Inc.                            20,821      259,221       0.0%
    US Ecology, Inc.                                              21,849      923,120       0.0%
*   USA Truck, Inc.                                               16,095      132,462       0.0%
#*  USG Corp.                                                    108,110    2,722,210       0.1%
#   Valmont Industries, Inc.                                      16,675    2,133,566       0.1%
*   Vectrus, Inc.                                                 10,924      183,195       0.0%
*   Verisk Analytics, Inc.                                        12,650    1,031,607       0.0%
#*  Veritiv Corp.                                                  7,805      421,080       0.0%
*   Versar, Inc.                                                   7,645        9,480       0.0%
    Viad Corp.                                                    33,924    1,407,846       0.0%
*   Vicor Corp.                                                   23,646      301,487       0.0%
*   Virco Manufacturing Corp.                                     21,636       91,953       0.0%
*   Volt Information Sciences, Inc.                               24,400      159,820       0.0%
    VSE Corp.                                                     18,642      537,635       0.0%
#*  Wabash National Corp.                                        124,906    1,405,192       0.0%
#*  WABCO Holdings, Inc.                                           8,765      863,002       0.0%
#   Wabtec Corp.                                                  11,888      919,061       0.0%
    Waste Connections, Inc.                                        8,216      617,925       0.0%
    Waste Management, Inc.                                        23,011    1,510,902       0.0%
    Watsco, Inc.                                                  11,375    1,561,674       0.1%
    Watsco, Inc. Class B                                           1,205      165,109       0.0%
    Watts Water Technologies, Inc. Class A                        30,800    1,848,000       0.1%
    Werner Enterprises, Inc.                                     135,645    3,262,262       0.1%
#*  Wesco Aircraft Holdings, Inc.                                172,868    2,221,354       0.1%
*   WESCO International, Inc.                                     57,285    3,104,847       0.1%
    West Corp.                                                    28,299      558,056       0.0%
#*  Westport Fuel Systems, Inc.                                   50,431       78,168       0.0%
*   Willdan Group, Inc.                                           11,989      192,543       0.0%
*   Willis Lease Finance Corp.                                     8,183      217,750       0.0%
    Woodward, Inc.                                                36,206    2,135,430       0.1%
#   WW Grainger, Inc.                                              7,963    1,657,260       0.1%
*   Xerium Technologies, Inc.                                      6,868       42,582       0.0%
*   XPO Logistics, Inc.                                          119,082    3,921,370       0.1%
    Xylem, Inc.                                                   31,203    1,508,041       0.0%
#*  YRC Worldwide, Inc.                                           19,618      174,208       0.0%
                                                                         ------------      ----
Total Industrials                                                         591,656,223      15.5%
                                                                         ------------      ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (13.2%)
#*  3D Systems Corp.                                              11,613 $   161,072       0.0%
#*  ACI Worldwide, Inc.                                           61,809   1,119,979       0.0%
    Activision Blizzard, Inc.                                     35,492   1,532,190       0.1%
#*  Actua Corp.                                                   85,165     992,172       0.0%
*   Acxiom Corp.                                                  80,527   1,897,216       0.1%
*   ADDvantage Technologies Group, Inc.                            7,160      13,246       0.0%
    ADTRAN, Inc.                                                  72,706   1,319,614       0.0%
*   Advanced Energy Industries, Inc.                              31,633   1,508,894       0.1%
#*  Advanced Micro Devices, Inc.                                  98,570     712,661       0.0%
*   Agilysys, Inc.                                                36,408     351,337       0.0%
#*  Akamai Technologies, Inc.                                     14,301     993,490       0.0%
#*  Alliance Data Systems Corp.                                    6,894   1,409,616       0.0%
*   Alpha & Omega Semiconductor, Ltd.                             45,919     970,268       0.0%
*   Alphabet, Inc. Class A                                         9,286   7,520,731       0.2%
*   Alphabet, Inc. Class C                                         9,743   7,643,773       0.2%
    Amdocs, Ltd.                                                  14,311     836,478       0.0%
    American Software, Inc. Class A                               27,809     290,048       0.0%
*   Amkor Technology, Inc.                                       302,318   2,802,488       0.1%
#   Amphenol Corp. Class A                                        27,236   1,795,669       0.1%
*   Amtech Systems, Inc.                                          10,390      46,859       0.0%
    Analog Devices, Inc.                                          15,699   1,006,306       0.0%
*   Angie's List, Inc.                                            15,392     118,518       0.0%
*   Anixter International, Inc.                                   43,380   2,852,235       0.1%
*   ANSYS, Inc.                                                    7,175     655,436       0.0%
    Apple, Inc.                                                  329,973  37,465,134       1.0%
    Applied Materials, Inc.                                       70,077   2,037,839       0.1%
#*  Arista Networks, Inc.                                          8,033     680,797       0.0%
*   ARRIS International P.L.C.                                    98,458   2,735,163       0.1%
*   Arrow Electronics, Inc.                                       97,379   5,951,804       0.2%
#*  Aspen Technology, Inc.                                        11,589     570,642       0.0%
    AstroNova, Inc.                                                7,311     106,375       0.0%
*   Autobytel, Inc.                                                2,224      36,362       0.0%
#*  Autodesk, Inc.                                                10,099     729,956       0.0%
*   Aviat Networks, Inc.                                           4,491      38,129       0.0%
*   Avid Technology, Inc.                                         30,790     202,290       0.0%
    Avnet, Inc.                                                  125,682   5,272,360       0.2%
    AVX Corp.                                                    156,350   2,192,027       0.1%
*   Aware, Inc.                                                   18,447      96,386       0.0%
*   Axcelis Technologies, Inc.                                    47,780     652,197       0.0%
*   AXT, Inc.                                                     67,692     348,614       0.0%
    Badger Meter, Inc.                                            35,868   1,153,156       0.0%
*   Bankrate, Inc.                                                78,318     610,880       0.0%
#*  Barracuda Networks, Inc.                                      15,166     353,671       0.0%
*   Bazaarvoice, Inc.                                              9,428      46,197       0.0%
    Bel Fuse, Inc. Class A                                         3,300      64,020       0.0%
    Bel Fuse, Inc. Class B                                        16,034     382,411       0.0%
    Belden, Inc.                                                  14,691     952,124       0.0%
*   Benchmark Electronics, Inc.                                   77,718   1,954,608       0.1%
    Black Box Corp.                                               32,015     368,172       0.0%
    Blackbaud, Inc.                                               12,179     747,791       0.0%
#*  Blackhawk Network Holdings, Inc.                              48,375   1,666,519       0.1%
*   Blucora, Inc.                                                 51,074     679,284       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                 SHARES      VALUE+    OF NET ASSETS**
                                                                 -------   ----------- ---------------
Information Technology -- (Continued)
    Booz Allen Hamilton Holding Corp.                             20,056   $   611,106       0.0%
*   Bottomline Technologies de, Inc.                              22,107       501,608       0.0%
    Broadcom, Ltd.                                                12,033     2,048,979       0.1%
    Broadridge Financial Solutions, Inc.                          21,325     1,378,874       0.0%
#*  BroadVision, Inc.                                              4,752        21,384       0.0%
    Brocade Communications Systems, Inc.                         545,227     5,779,406       0.2%
    Brooks Automation, Inc.                                      118,006     1,537,618       0.1%
*   BSQUARE Corp.                                                 22,217        92,201       0.0%
    CA, Inc.                                                      65,881     2,025,182       0.1%
    Cabot Microelectronics Corp.                                  29,828     1,648,295       0.1%
*   CACI International, Inc. Class A                              37,615     3,680,628       0.1%
*   Cadence Design Systems, Inc.                                  32,200       823,676       0.0%
#*  CalAmp Corp.                                                  25,434       328,607       0.0%
*   Calix, Inc.                                                   97,323       608,269       0.0%
*   Cardtronics P.L.C. Class A                                    51,033     2,551,650       0.1%
*   Cartesian, Inc.                                                1,166           800       0.0%
#   Cass Information Systems, Inc.                                13,473       725,656       0.0%
#*  Cavium, Inc.                                                  15,050       849,572       0.0%
    CDW Corp.                                                     27,749     1,246,208       0.0%
*   Ceva, Inc.                                                    27,653       830,973       0.0%
*   Ciber, Inc.                                                  156,557       159,688       0.0%
#*  Ciena Corp.                                                   44,082       854,309       0.0%
#*  Cimpress NV                                                    8,368       696,636       0.0%
*   Cirrus Logic, Inc.                                            80,829     4,363,149       0.1%
    Cisco Systems, Inc.                                          479,871    14,722,442       0.4%
*   Citrix Systems, Inc.                                          10,116       857,837       0.0%
#*  Clearfield, Inc.                                               8,316       139,293       0.0%
    Cognex Corp.                                                  17,854       921,266       0.0%
*   Cognizant Technology Solutions Corp. Class A                   1,697        87,141       0.0%
*   Coherent, Inc.                                                27,128     2,824,567       0.1%
    Cohu, Inc.                                                    41,991       469,879       0.0%
*   CommerceHub, Inc. Series A                                     6,504        97,690       0.0%
*   CommerceHub, Inc. Series C                                    13,008       195,770       0.0%
*   CommScope Holding Co., Inc.                                   42,293     1,292,051       0.0%
    Communications Systems, Inc.                                  13,122        57,343       0.0%
    Computer Sciences Corp.                                       58,167     3,167,193       0.1%
    Computer Task Group, Inc.                                     19,188        83,660       0.0%
    Comtech Telecommunications Corp.                              29,590       307,736       0.0%
    Concurrent Computer Corp.                                      7,430        45,917       0.0%
    Convergys Corp.                                              116,486     3,401,391       0.1%
*   CoreLogic, Inc.                                               52,015     2,213,758       0.1%
    Corning, Inc.                                                134,339     3,050,839       0.1%
#*  CoStar Group, Inc.                                             2,195       410,728       0.0%
*   Covisint Corp.                                                19,447        43,756       0.0%
*   Cray, Inc.                                                    28,765       598,312       0.0%
*   Cree, Inc.                                                    99,572     2,220,456       0.1%
#   CSG Systems International, Inc.                               38,268     1,455,332       0.1%
    CSP, Inc.                                                      2,269        23,575       0.0%
    CSRA, Inc.                                                    28,653       718,904       0.0%
    CTS Corp.                                                     37,499       682,482       0.0%
*   CyberOptics Corp.                                              7,973       192,548       0.0%
#   Cypress Semiconductor Corp.                                  376,527     3,753,974       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
    Daktronics, Inc.                                              66,552 $  555,709       0.0%
*   Datalink Corp.                                                40,985    388,538       0.0%
*   Dell Technologies, Inc.--VMware, Inc. Class V                 15,562    763,939       0.0%
*   Demand Media, Inc.                                            40,535    235,103       0.0%
*   Determine, Inc.                                                  628      1,250       0.0%
*   DHI Group, Inc.                                               88,204    502,763       0.0%
#   Diebold, Inc.                                                 39,956    871,041       0.0%
*   Digi International, Inc.                                      39,538    361,773       0.0%
*   Diodes, Inc.                                                  53,258  1,102,973       0.0%
    Dolby Laboratories, Inc. Class A                              32,306  1,537,443       0.1%
*   DSP Group, Inc.                                               32,163    350,577       0.0%
    DST Systems, Inc.                                             23,034  2,214,949       0.1%
    DTS, Inc.                                                     27,622  1,169,792       0.0%
    EarthLink Holdings Corp.                                     144,673    827,530       0.0%
*   Eastman Kodak Co.                                              3,721     55,443       0.0%
*   eBay, Inc.                                                    38,237  1,090,137       0.0%
#   Ebix, Inc.                                                    29,521  1,653,176       0.1%
*   EchoStar Corp. Class A                                        56,420  2,637,071       0.1%
*   Edgewater Technology, Inc.                                     8,479     69,104       0.0%
*   Electro Scientific Industries, Inc.                           58,356    302,284       0.0%
*   Electronic Arts, Inc.                                         19,023  1,493,686       0.1%
#*  Electronics for Imaging, Inc.                                 50,184  2,134,326       0.1%
*   Ellie Mae, Inc.                                                2,429    257,207       0.0%
*   eMagin Corp.                                                   7,098     17,745       0.0%
#   Emcore Corp.                                                  38,308    250,917       0.0%
#*  EnerNOC, Inc.                                                 46,034    239,377       0.0%
*   Entegris, Inc.                                               167,301  2,660,086       0.1%
*   Envestnet, Inc.                                                6,540    231,189       0.0%
#*  EPAM Systems, Inc.                                             9,710    625,033       0.0%
*   ePlus, Inc.                                                    8,798    805,457       0.0%
*   Euronet Worldwide, Inc.                                       15,991  1,272,084       0.0%
*   Everi Holdings, Inc.                                         117,052    235,275       0.0%
*   Everyday Health, Inc.                                          3,157     33,148       0.0%
*   Exar Corp.                                                    63,180    569,884       0.0%
*   ExlService Holdings, Inc.                                     23,547  1,036,774       0.0%
*   Extreme Networks, Inc.                                        75,754    318,924       0.0%
*   F5 Networks, Inc.                                              5,100    704,871       0.0%
*   Fabrinet                                                      47,575  1,805,947       0.1%
    Fair Isaac Corp.                                               7,907    954,217       0.0%
*   FalconStor Software, Inc.                                     29,232     20,755       0.0%
*   FARO Technologies, Inc.                                       23,165    777,186       0.0%
    Fidelity National Information Services, Inc.                  23,092  1,706,961       0.1%
*   Finisar Corp.                                                187,327  5,129,013       0.1%
*   FireEye, Inc.                                                 10,918    126,867       0.0%
#*  First Solar, Inc.                                             99,999  4,048,960       0.1%
*   Fiserv, Inc.                                                  21,401  2,107,570       0.1%
#*  Fitbit, Inc. Class A                                          62,151    824,122       0.0%
#*  FleetCor Technologies, Inc.                                    8,593  1,506,353       0.1%
*   Fleetmatics Group P.L.C.                                         586     35,101       0.0%
*   Flex, Ltd.                                                   119,941  1,701,963       0.1%
    FLIR Systems, Inc.                                            87,063  2,866,114       0.1%
*   FormFactor, Inc.                                             117,169  1,051,592       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                 SHARES      VALUE+    OF NET ASSETS**
                                                                 -------   ----------- ---------------
Information Technology -- (Continued)
    Forrester Research, Inc.                                      15,466   $   576,108       0.0%
*   Fortinet, Inc.                                                 7,132       228,652       0.0%
*   Frequency Electronics, Inc.                                    8,185        74,402       0.0%
*   Gartner, Inc.                                                  8,459       727,812       0.0%
*   Genpact, Ltd.                                                 52,498     1,206,929       0.0%
#*  GigPeak, Inc.                                                 32,934        78,054       0.0%
    Global Payments, Inc.                                         29,788     2,160,226       0.1%
    GlobalSCAPE, Inc.                                              2,198         8,001       0.0%
*   Globant SA                                                     2,249        97,831       0.0%
#*  Glu Mobile, Inc.                                              30,123        59,644       0.0%
#*  Great Elm Capital Group, Inc.                                    672         2,486       0.0%
*   GrubHub, Inc.                                                 28,292     1,078,208       0.0%
*   GSE Systems, Inc.                                             26,843        77,845       0.0%
*   GSI Technology, Inc.                                          17,271        91,191       0.0%
#*  GTT Communications, Inc.                                      42,732       961,470       0.0%
#*  Guidewire Software, Inc.                                       5,703       327,637       0.0%
    Hackett Group, Inc. (The)                                     46,964       757,060       0.0%
#*  Harmonic, Inc.                                               156,708       799,211       0.0%
    Harris Corp.                                                  20,282     1,809,357       0.1%
    Hewlett Packard Enterprise Co.                               264,306     5,938,956       0.2%
    HP, Inc.                                                     122,449     1,774,286       0.1%
    IAC/InterActiveCorp                                           47,781     3,079,008       0.1%
*   ID Systems, Inc.                                               8,720        43,774       0.0%
#*  Identiv, Inc.                                                  4,291         8,968       0.0%
*   IEC Electronics Corp.                                          7,468        26,885       0.0%
*   II-VI, Inc.                                                   68,530     1,905,134       0.1%
*   Imation Corp.                                                 39,287        20,850       0.0%
#*  Immersion Corp.                                               21,510       175,522       0.0%
#*  Infinera Corp.                                                49,662       387,364       0.0%
    Ingram Micro, Inc. Class A                                   174,359     6,486,155       0.2%
*   Innodata, Inc.                                                21,458        52,572       0.0%
*   Insight Enterprises, Inc.                                     64,391     1,853,817       0.1%
*   Integrated Device Technology, Inc.                            42,895       888,355       0.0%
    Intel Corp.                                                  578,019    20,155,523       0.5%
    InterDigital, Inc.                                            39,158     2,766,513       0.1%
*   Internap Corp.                                                84,980       106,225       0.0%
    Intersil Corp. Class A                                       147,971     3,267,200       0.1%
*   inTEST Corp.                                                   2,202         9,138       0.0%
*   Intevac, Inc.                                                 28,356       163,047       0.0%
*   IntraLinks Holdings, Inc.                                     71,878       659,121       0.0%
*   IntriCon Corp.                                                 6,777        41,001       0.0%
    Intuit, Inc.                                                   5,892       640,696       0.0%
*   Inuvo, Inc.                                                   28,824        31,418       0.0%
*   InvenSense, Inc.                                              18,666       142,795       0.0%
#*  IPG Photonics Corp.                                           17,442     1,692,048       0.1%
*   Iteris, Inc.                                                  13,000        44,330       0.0%
*   Itron, Inc.                                                   39,691     2,139,345       0.1%
*   Ixia                                                          98,258     1,174,183       0.0%
    IXYS Corp.                                                    55,039       583,413       0.0%
#   j2 Global, Inc.                                               28,051     1,995,829       0.1%
    Jabil Circuit, Inc.                                          300,691     6,416,746       0.2%
    Jack Henry & Associates, Inc.                                 14,949     1,211,168       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Juniper Networks, Inc.                                       125,002 $ 3,292,553       0.1%
*   Kemet Corp.                                                   54,721     194,807       0.0%
*   Key Tronic Corp.                                              11,045      85,267       0.0%
*   Keysight Technologies, Inc.                                   53,333   1,749,322       0.1%
*   Kimball Electronics, Inc.                                     29,728     413,219       0.0%
    KLA-Tencor Corp.                                              17,987   1,351,004       0.0%
#*  Knowles Corp.                                                 42,341     632,575       0.0%
#*  Kopin Corp.                                                   93,352     195,106       0.0%
*   Kulicke & Soffa Industries, Inc.                             123,057   1,629,275       0.1%
*   KVH Industries, Inc.                                          24,237     192,684       0.0%
    Lam Research Corp.                                            27,049   2,619,966       0.1%
#*  Lattice Semiconductor Corp.                                  169,515   1,028,956       0.0%
    Leidos Holdings, Inc.                                         28,663   1,191,521       0.0%
    Lexmark International, Inc. Class A                           77,444   3,073,752       0.1%
*   LGL Group, Inc. (The)                                          1,300       5,493       0.0%
*   Limelight Networks, Inc.                                     151,014     268,805       0.0%
    Linear Technology Corp.                                        6,040     362,762       0.0%
*   Lionbridge Technologies, Inc.                                 70,456     340,302       0.0%
*   Liquidity Services, Inc.                                      21,136     187,054       0.0%
    Littelfuse, Inc.                                               9,398   1,311,021       0.0%
    LogMeIn, Inc.                                                  3,315     314,925       0.0%
*   Lumentum Holdings, Inc.                                       31,310   1,052,016       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                     17,034     626,170       0.0%
#*  Magnachip Semiconductor Corp.                                 17,121     106,150       0.0%
*   Manhattan Associates, Inc.                                    20,679   1,047,185       0.0%
    ManTech International Corp. Class A                           44,001   1,708,559       0.1%
*   Marchex, Inc. Class B                                         34,649      87,315       0.0%
#*  Marin Software, Inc.                                           2,100       4,830       0.0%
    Marvell Technology Group, Ltd.                               288,765   3,762,608       0.1%
    Maxim Integrated Products, Inc.                               18,551     735,176       0.0%
#   MAXIMUS, Inc.                                                 23,622   1,229,761       0.0%
*   MaxLinear, Inc. Class A                                       28,702     537,014       0.0%
#*  Maxwell Technologies, Inc.                                    40,563     196,325       0.0%
#*  MeetMe, Inc.                                                  63,071     308,417       0.0%
#   Mentor Graphics Corp.                                        108,112   3,124,437       0.1%
#   Mesa Laboratories, Inc.                                        4,234     534,500       0.0%
    Methode Electronics, Inc.                                     50,026   1,560,811       0.1%
#   Microchip Technology, Inc.                                    21,537   1,304,065       0.0%
*   Micron Technology, Inc.                                      650,355  11,160,092       0.3%
*   Microsemi Corp.                                               81,555   3,435,912       0.1%
    Microsoft Corp.                                              278,222  16,671,062       0.4%
*   MicroStrategy, Inc. Class A                                    6,735   1,312,045       0.0%
    MKS Instruments, Inc.                                         79,909   4,031,409       0.1%
    MOCON, Inc.                                                    7,200     111,240       0.0%
#*  ModusLink Global Solutions, Inc.                              90,589     123,201       0.0%
*   MoneyGram International, Inc.                                 28,228     197,878       0.0%
#   Monolithic Power Systems, Inc.                                15,110   1,190,819       0.0%
    Monotype Imaging Holdings, Inc.                               35,896     685,614       0.0%
    Motorola Solutions, Inc.                                      14,175   1,028,821       0.0%
#   MTS Systems Corp.                                             12,883     612,587       0.0%
*   Nanometrics, Inc.                                             36,100     754,129       0.0%
*   NAPCO Security Technologies, Inc.                             18,220     127,540       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
#   National Instruments Corp.                                    31,586 $  887,251       0.0%
    NCI, Inc. Class A                                             11,895    139,766       0.0%
*   NCR Corp.                                                     56,756  1,989,298       0.1%
#*  NeoPhotonics Corp.                                            61,789    865,046       0.0%
    NetApp, Inc.                                                  35,822  1,215,799       0.0%
*   NETGEAR, Inc.                                                 52,786  2,665,693       0.1%
#*  Netscout Systems, Inc.                                        35,417    972,197       0.0%
#*  NetSuite, Inc.                                                 2,884    268,558       0.0%
#*  NeuStar, Inc. Class A                                          7,297    163,818       0.0%
    NIC, Inc.                                                     25,591    587,313       0.0%
*   Novanta, Inc.                                                 42,869    748,064       0.0%
#*  Novatel Wireless, Inc.                                        39,494    103,474       0.0%
*   Nuance Communications, Inc.                                  166,845  2,339,167       0.1%
#*  Numerex Corp. Class A                                          5,996     42,632       0.0%
    NVE Corp.                                                      3,647    205,217       0.0%
#   NVIDIA Corp.                                                  47,746  3,397,605       0.1%
*   Oclaro, Inc.                                                  74,291    543,067       0.0%
*   ON Semiconductor Corp.                                       297,377  3,470,390       0.1%
#*  Onvia, Inc.                                                      700      3,500       0.0%
    Optical Cable Corp.                                            6,626     18,222       0.0%
    Oracle Corp.                                                 141,867  5,450,530       0.2%
*   OSI Systems, Inc.                                             23,883  1,674,915       0.1%
*   PAR Technology Corp.                                          12,088     66,968       0.0%
    Park Electrochemical Corp.                                    28,062    432,997       0.0%
#*  Paycom Software, Inc.                                         15,395    796,383       0.0%
*   PayPal Holdings, Inc.                                         38,237  1,592,953       0.1%
    PC Connection, Inc.                                           34,734    806,176       0.0%
    PC-Tel, Inc.                                                  23,419    118,969       0.0%
*   PCM, Inc.                                                     16,945    359,234       0.0%
*   PDF Solutions, Inc.                                           39,331    776,787       0.0%
    Pegasystems, Inc.                                             27,772    858,155       0.0%
*   Perceptron, Inc.                                              16,338    101,051       0.0%
*   Perficient, Inc.                                              44,480    827,773       0.0%
*   PFSweb, Inc.                                                  20,833    150,414       0.0%
*   Photronics, Inc.                                             104,310  1,011,807       0.0%
*   Planet Payment, Inc.                                          42,186    147,229       0.0%
    Plantronics, Inc.                                             29,633  1,532,322       0.1%
*   Plexus Corp.                                                  52,366  2,398,886       0.1%
    Power Integrations, Inc.                                      16,138  1,040,094       0.0%
*   PRGX Global, Inc.                                             28,843    131,236       0.0%
*   Progress Software Corp.                                       53,908  1,450,664       0.0%
*   PTC, Inc.                                                     13,183    625,402       0.0%
    QAD, Inc. Class A                                             13,691    329,269       0.0%
    QAD, Inc. Class B                                              2,342     49,486       0.0%
#*  Qorvo, Inc.                                                   61,152  3,403,109       0.1%
    QUALCOMM, Inc.                                               140,266  9,639,080       0.3%
*   Qualstar Corp.                                                 1,082      3,690       0.0%
*   Qualys, Inc.                                                   9,699    361,288       0.0%
*   QuinStreet, Inc.                                              35,557    103,115       0.0%
*   Qumu Corp.                                                    10,312     31,555       0.0%
*   Rackspace Hosting, Inc.                                       51,890  1,657,367       0.1%
*   Radisys Corp.                                                 54,718    228,174       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
#*  Rambus, Inc.                                                 103,283 $1,259,020       0.0%
*   RealNetworks, Inc.                                            74,977    334,397       0.0%
*   Red Hat, Inc.                                                  6,300    487,935       0.0%
    Reis, Inc.                                                    15,779    310,057       0.0%
    RELM Wireless Corp.                                            7,900     41,080       0.0%
*   RetailMeNot, Inc.                                              7,178     64,961       0.0%
    RF Industries, Ltd.                                            7,730     13,528       0.0%
    Richardson Electronics, Ltd.                                  15,984     99,900       0.0%
*   Rightside Group, Ltd.                                          4,858     40,856       0.0%
*   Rofin-Sinar Technologies, Inc.                                45,866  1,492,938       0.1%
*   Rogers Corp.                                                  24,634  1,340,829       0.0%
*   Rosetta Stone, Inc.                                           23,564    167,776       0.0%
*   Rubicon Project, Inc. (The)                                    8,318     63,716       0.0%
*   Rudolph Technologies, Inc.                                    64,620  1,169,622       0.0%
*   Sanmina Corp.                                                136,798  3,782,465       0.1%
*   ScanSource, Inc.                                              43,355  1,517,425       0.1%
    Science Applications International Corp.                      27,932  1,924,794       0.1%
*   Seachange International, Inc.                                 76,626    201,526       0.0%
#   Seagate Technology P.L.C.                                     26,898    922,870       0.0%
*   Semtech Corp.                                                 47,340  1,145,628       0.0%
#*  ServiceSource International, Inc.                              3,531     16,772       0.0%
*   Sevcon, Inc.                                                   1,971     17,631       0.0%
*   ShoreTel, Inc.                                                87,157    579,594       0.0%
#*  Shutterstock, Inc.                                             6,356    374,940       0.0%
*   Sigma Designs, Inc.                                           73,217    534,484       0.0%
*   Silicon Graphics International Corp.                           3,993     30,946       0.0%
*   Silicon Laboratories, Inc.                                    33,506  2,008,685       0.1%
*   Silver Spring Networks, Inc.                                  17,890    251,533       0.0%
#   Skyworks Solutions, Inc.                                      22,122  1,702,067       0.1%
*   SMTC Corp.                                                     4,872      7,259       0.0%
*   Sonus Networks, Inc.                                         103,536    599,473       0.0%
#   SS&C Technologies Holdings, Inc.                              25,988    829,797       0.0%
#*  Stamps.com, Inc.                                              10,655  1,039,395       0.0%
*   StarTek, Inc.                                                 15,566    104,292       0.0%
*   Stratasys, Ltd.                                               36,412    696,197       0.0%
*   SunEdison Semiconductor, Ltd.                                    814      9,678       0.0%
#*  SunPower Corp.                                                79,558    576,000       0.0%
#*  Super Micro Computer, Inc.                                    55,419  1,313,430       0.0%
*   Sykes Enterprises, Inc.                                       66,250  1,771,525       0.1%
    Symantec Corp.                                                37,925    949,263       0.0%
#*  Synaptics, Inc.                                               22,383  1,166,602       0.0%
#*  Synchronoss Technologies, Inc.                                41,590  1,526,769       0.1%
    SYNNEX Corp.                                                  47,857  4,907,257       0.1%
*   Synopsys, Inc.                                                18,273  1,083,772       0.0%
#   Syntel, Inc.                                                  26,797    538,620       0.0%
    Systemax, Inc.                                                34,554    271,249       0.0%
*   Tableau Software, Inc. Class A                                 1,500     72,075       0.0%
#*  Take-Two Interactive Software, Inc.                           24,422  1,084,093       0.0%
#*  Tangoe, Inc.                                                   5,820     49,936       0.0%
    TE Connectivity, Ltd.                                         30,720  1,931,366       0.1%
*   Tech Data Corp.                                               65,000  5,006,300       0.1%
*   TechTarget, Inc.                                              15,900    128,472       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
*   Telenav, Inc.                                                 60,817 $  331,453       0.0%
    TeleTech Holdings, Inc.                                       42,221  1,186,410       0.0%
#*  Teradata Corp.                                                15,309    412,731       0.0%
    Teradyne, Inc.                                               120,140  2,798,061       0.1%
    Tessco Technologies, Inc.                                     12,033    140,184       0.0%
    Tessera Technologies, Inc.                                    58,211  2,159,628       0.1%
*   TiVo Corp.                                                   161,276  3,201,329       0.1%
    Total System Services, Inc.                                   29,867  1,489,766       0.1%
    TransAct Technologies, Inc.                                   10,316     74,275       0.0%
    Travelport Worldwide, Ltd.                                    46,802    660,844       0.0%
*   Travelzoo, Inc.                                               15,049    153,500       0.0%
*   Tremor Video, Inc.                                            13,198     22,305       0.0%
#*  Trimble, Inc.                                                 37,884  1,047,114       0.0%
*   Trio-Tech International                                        2,616      8,528       0.0%
*   TrueCar, Inc.                                                 13,837    133,527       0.0%
*   TSR, Inc.                                                        722      4,296       0.0%
#*  TTM Technologies, Inc.                                       163,755  2,153,378       0.1%
#*  Tyler Technologies, Inc.                                       4,543    728,697       0.0%
*   Ubiquiti Networks, Inc.                                       11,994    628,845       0.0%
#*  Ultimate Software Group, Inc. (The)                            2,449    516,715       0.0%
*   Ultra Clean Holdings, Inc.                                    36,247    308,099       0.0%
*   Ultratech, Inc.                                               54,541  1,161,178       0.0%
#*  Unisys Corp.                                                  16,020    167,409       0.0%
#*  Universal Display Corp.                                       10,171    525,841       0.0%
*   Universal Security Instruments, Inc.                           1,213      4,215       0.0%
*   USA Technologies, Inc.                                         1,583      7,124       0.0%
*   Vantiv, Inc. Class A                                          19,002  1,108,957       0.0%
*   VASCO Data Security International, Inc.                        8,479    116,586       0.0%
#*  Veeco Instruments, Inc.                                       61,353  1,331,360       0.0%
#*  VeriFone Systems, Inc.                                        50,096    775,486       0.0%
*   Verint Systems, Inc.                                          31,173  1,122,228       0.0%
#*  VeriSign, Inc.                                                 7,900    663,758       0.0%
*   Versum Materials, Inc.                                         3,826     86,850       0.0%
#*  ViaSat, Inc.                                                  29,051  2,052,744       0.1%
#*  Viavi Solutions, Inc.                                        193,221  1,375,734       0.0%
*   Virtusa Corp.                                                 20,744    392,891       0.0%
#   Visa, Inc. Class A                                           116,012  9,572,150       0.3%
#   Vishay Intertechnology, Inc.                                 177,686  2,505,373       0.1%
*   Vishay Precision Group, Inc.                                  19,686    309,070       0.0%
    Wayside Technology Group, Inc.                                 4,672     81,760       0.0%
*   Web.com Group, Inc.                                           66,225  1,066,222       0.0%
#*  WebMD Health Corp.                                            10,748    528,049       0.0%
*   Westell Technologies, Inc. Class A                            53,040     25,459       0.0%
#   Western Digital Corp.                                        110,267  6,444,003       0.2%
#   Western Union Co. (The)                                       46,124    925,709       0.0%
#*  WEX, Inc.                                                     20,985  2,289,463       0.1%
*   Xcerra Corp.                                                  65,493    360,866       0.0%
    Xerox Corp.                                                  508,093  4,964,069       0.1%
    Xilinx, Inc.                                                  22,883  1,164,058       0.0%
*   XO Group, Inc.                                                36,454    670,754       0.0%
*   Yahoo!, Inc.                                                  81,369  3,380,882       0.1%
#*  Yelp, Inc.                                                    14,200    463,772       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#*  YuMe, Inc.                                                         961 $      3,604       0.0%
#*  Zebra Technologies Corp. Class A                                12,992      855,393       0.0%
*   Zedge, Inc. Class B                                             12,737       37,192       0.0%
#*  Zillow Group, Inc. Class A                                      50,278    1,660,682       0.1%
#*  Zillow Group, Inc. Class C                                      49,717    1,658,559       0.1%
*   Zix Corp.                                                       45,198      183,956       0.0%
*   Zynga, Inc. Class A                                          1,054,206    2,962,319       0.1%
                                                                           ------------      ----
Total Information Technology                                                572,605,743      15.0%
                                                                           ------------      ----
Materials -- (4.6%)
    A Schulman, Inc.                                                41,841    1,202,929       0.0%
#*  A. M. Castle & Co.                                              25,873       12,419       0.0%
*   AdvanSix, Inc.                                                     916       14,619       0.0%
    AEP Industries, Inc.                                            10,716    1,173,938       0.0%
    Air Products & Chemicals, Inc.                                   7,652    1,020,930       0.0%
#*  AK Steel Holding Corp.                                          12,538       65,198       0.0%
    Albemarle Corp.                                                 57,539    4,807,383       0.1%
#   Allegheny Technologies, Inc.                                   102,088    1,392,480       0.0%
*   American Biltrite, Inc.                                             22        5,060       0.0%
    American Vanguard Corp.                                         51,821      787,679       0.0%
    Ampco-Pittsburgh Corp.                                          13,177      142,312       0.0%
#   AptarGroup, Inc.                                                19,809    1,415,155       0.0%
    Ashland Global Holdings, Inc.                                   14,930    1,668,129       0.1%
    Avery Dennison Corp.                                            20,760    1,448,840       0.0%
*   Axalta Coating Systems, Ltd.                                    18,300      459,696       0.0%
    Balchem Corp.                                                   26,174    1,986,607       0.1%
#   Ball Corp.                                                      12,700      978,789       0.0%
#   Bemis Co., Inc.                                                 51,828    2,525,060       0.1%
*   Berry Plastics Group, Inc.                                      18,619      814,581       0.0%
*   Boise Cascade Co.                                               47,232      909,216       0.0%
    Cabot Corp.                                                     51,207    2,669,933       0.1%
    Calgon Carbon Corp.                                             67,223    1,062,123       0.0%
#   Carpenter Technology Corp.                                      75,632    2,390,728       0.1%
    Celanese Corp. Series A                                         20,921    1,525,559       0.1%
*   Century Aluminum Co.                                           132,025      965,103       0.0%
#   CF Industries Holdings, Inc.                                    60,560    1,454,046       0.0%
    Chase Corp.                                                     11,235      767,912       0.0%
*   Chemtura Corp.                                                 105,418    3,457,710       0.1%
*   Clearwater Paper Corp.                                          25,806    1,370,299       0.0%
#*  Cliffs Natural Resources, Inc.                                  24,628      135,947       0.0%
#*  Codexis, Inc.                                                    1,011        5,106       0.0%
*   Coeur Mining, Inc.                                             133,058    1,487,588       0.0%
    Commercial Metals Co.                                          200,353    3,147,546       0.1%
#   Compass Minerals International, Inc.                            18,816    1,351,930       0.0%
#*  Contango ORE, Inc.                                               1,008       15,624       0.0%
*   Core Molding Technologies, Inc.                                 11,901      207,315       0.0%
*   Crown Holdings, Inc.                                             6,500      352,625       0.0%
    Deltic Timber Corp.                                              7,152      401,799       0.0%
    Domtar Corp.                                                   108,189    3,889,395       0.1%
    Dow Chemical Co. (The)                                          77,065    4,146,868       0.1%
    Eagle Materials, Inc.                                           26,597    2,153,559       0.1%
    Eastman Chemical Co.                                            32,930    2,367,996       0.1%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Materials -- (Continued)
    Ecolab, Inc.                                                   9,795 $1,118,295       0.0%
    EI du Pont de Nemours & Co.                                   24,100  1,657,839       0.1%
*   Ferro Corp.                                                   71,064    920,989       0.0%
    Ferroglobe P.L.C.                                             71,368    660,154       0.0%
#*  Flotek Industries, Inc.                                       21,014    247,545       0.0%
#   FMC Corp.                                                     23,050  1,080,815       0.0%
#   Freeport-McMoRan, Inc.                                       372,296  4,162,269       0.1%
    Friedman Industries, Inc.                                     10,403     53,159       0.0%
    FutureFuel Corp.                                              59,893    656,427       0.0%
*   GCP Applied Technologies, Inc.                                11,234    290,399       0.0%
    Gold Resource Corp.                                           31,186    177,136       0.0%
    Graphic Packaging Holding Co.                                267,454  3,343,175       0.1%
    Greif, Inc. Class A                                           38,279  1,793,754       0.1%
    Greif, Inc. Class B                                            8,768    510,736       0.0%
*   Handy & Harman, Ltd.                                           3,310     63,387       0.0%
    Hawkins, Inc.                                                 16,847    679,776       0.0%
    Haynes International, Inc.                                    19,195    617,503       0.0%
    HB Fuller Co.                                                 50,569  2,127,438       0.1%
*   Headwaters, Inc.                                              64,117  1,051,519       0.0%
    Hecla Mining Co.                                             684,241  4,098,604       0.1%
    Huntsman Corp.                                               223,127  3,782,003       0.1%
*   Ingevity Corp.                                                13,051    540,311       0.0%
    Innophos Holdings, Inc.                                       23,989  1,099,656       0.0%
    Innospec, Inc.                                                33,226  2,001,866       0.1%
#   International Flavors & Fragrances, Inc.                       5,882    769,248       0.0%
    International Paper Co.                                       51,596  2,323,368       0.1%
*   Intrepid Potash, Inc.                                         27,179     28,266       0.0%
    Kaiser Aluminum Corp.                                         21,204  1,537,078       0.1%
    KapStone Paper and Packaging Corp.                           141,508  2,566,955       0.1%
    KMG Chemicals, Inc.                                           19,735    535,608       0.0%
*   Koppers Holdings, Inc.                                        30,048    984,072       0.0%
*   Kraton Corp.                                                  49,611  1,271,530       0.0%
#   Kronos Worldwide, Inc.                                        30,747    236,444       0.0%
*   Louisiana-Pacific Corp.                                      108,144  1,984,442       0.1%
#*  LSB Industries, Inc.                                          41,518    219,630       0.0%
    LyondellBasell Industries NV Class A                          11,014    876,164       0.0%
    Martin Marietta Materials, Inc.                                9,888  1,833,037       0.1%
    Materion Corp.                                                41,170  1,247,451       0.0%
#   McEwen Mining, Inc.                                          189,521    615,943       0.0%
    Mercer International, Inc.                                   106,414    840,671       0.0%
    Minerals Technologies, Inc.                                   42,703  2,869,642       0.1%
    Monsanto Co.                                                   9,533    960,640       0.0%
#   Mosaic Co. (The)                                             167,142  3,932,851       0.1%
    Myers Industries, Inc.                                        59,972    722,663       0.0%
    Neenah Paper, Inc.                                            18,905  1,510,509       0.1%
#   NewMarket Corp.                                                1,700    681,547       0.0%
    Newmont Mining Corp.                                         252,066  9,336,525       0.3%
*   Northern Technologies International Corp.                      3,755     52,195       0.0%
    Nucor Corp.                                                   70,075  3,423,164       0.1%
    Olin Corp.                                                   176,783  3,876,851       0.1%
    Olympic Steel, Inc.                                           23,685    546,887       0.0%
*   OMNOVA Solutions, Inc.                                        91,561    695,864       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                        SHARES     VALUE+    OF NET ASSETS**
                                                                        ------- ------------ ---------------
Materials -- (Continued)
#*         Owens-Illinois, Inc.                                          78,464 $  1,514,355       0.1%
           Packaging Corp. of America                                    21,650    1,786,125       0.1%
           PH Glatfelter Co.                                             55,106    1,224,455       0.0%
*          Platform Specialty Products Corp.                            168,102    1,225,464       0.0%
           PolyOne Corp.                                                 36,908    1,078,821       0.0%
           PPG Industries, Inc.                                           7,652      712,631       0.0%
           Quaker Chemical Corp.                                         13,900    1,494,250       0.1%
#          Rayonier Advanced Materials, Inc.                             28,602      369,824       0.0%
*          Real Industry, Inc.                                           26,881      143,813       0.0%
           Reliance Steel & Aluminum Co.                                 95,563    6,572,823       0.2%
#*         Rentech, Inc.                                                 18,295       44,091       0.0%
#*         Resolute Forest Products, Inc.                                29,703      141,089       0.0%
#          Royal Gold, Inc.                                              72,746    5,006,380       0.1%
           RPM International, Inc.                                       21,508    1,022,490       0.0%
*          Ryerson Holding Corp.                                         13,533      138,713       0.0%
           Schnitzer Steel Industries, Inc. Class A                      60,296    1,456,148       0.0%
           Schweitzer-Mauduit International, Inc.                        33,446    1,234,492       0.0%
#          Scotts Miracle-Gro Co. (The) Class A                          10,869      957,450       0.0%
           Sealed Air Corp.                                              36,593    1,669,739       0.1%
           Sensient Technologies Corp.                                   20,363    1,517,247       0.1%
           Sherwin-Williams Co. (The)                                     1,508      369,249       0.0%
           Silgan Holdings, Inc.                                         27,598    1,406,118       0.0%
#          Sonoco Products Co.                                           61,675    3,101,636       0.1%
           Southern Copper Corp.                                            800       22,712       0.0%
           Steel Dynamics, Inc.                                          81,783    2,245,761       0.1%
           Stepan Co.                                                    24,616    1,748,474       0.1%
#*         Stillwater Mining Co.                                        204,478    2,723,647       0.1%
           SunCoke Energy, Inc.                                         103,314    1,054,836       0.0%
           Synalloy Corp.                                                 8,022       82,627       0.0%
#*         TimkenSteel Corp.                                             51,062      523,386       0.0%
*          Trecora Resources                                             27,388      280,727       0.0%
           Tredegar Corp.                                                36,226      670,181       0.0%
           Trinseo SA                                                    12,892      676,185       0.0%
           Tronox, Ltd. Class A                                          54,699      443,062       0.0%
*          UFP Technologies, Inc.                                         2,694       71,930       0.0%
           United States Lime & Minerals, Inc.                            5,927      389,937       0.0%
#          United States Steel Corp.                                    182,288    3,525,450       0.1%
*          Universal Stainless & Alloy Products, Inc.                     8,514       89,397       0.0%
#*         US Concrete, Inc.                                             15,963      796,554       0.0%
#          Valhi, Inc.                                                   15,640       30,654       0.0%
           Valspar Corp. (The)                                           15,594    1,553,162       0.1%
           Vulcan Materials Co.                                          19,911    2,253,925       0.1%
           Westlake Chemical Corp.                                       62,521    3,237,963       0.1%
           WestRock Co.                                                  73,894    3,413,164       0.1%
           Worthington Industries, Inc.                                  52,893    2,485,971       0.1%
           WR Grace & Co.                                                 7,556      505,950       0.0%
                                                                                ------------       ---
Total Materials                                                                  200,384,789       5.2%
                                                                                ------------       ---
Other -- (0.0%)
(degrees)* FRD Acquisition Co. Escrow Shares                             14,091           --       0.0%
(degrees)* Gerber Scientific, Inc. Escrow Shares                         24,204           --       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Other -- (Continued)
(degrees)* Softbrands, Inc. Escrow Shares                                   5,800 $        --       0.0%
                                                                                  -----------       ---
Total Other                                                                                --       0.0%
                                                                                  -----------       ---
Real Estate -- (0.4%)
           Alexander & Baldwin, Inc.                                       99,248   4,147,574       0.1%
#*         Altisource Asset Management Corp.                                1,120      38,248       0.0%
#*         Altisource Portfolio Solutions SA                               11,202     288,451       0.0%
#*         AV Homes, Inc.                                                  11,482     183,138       0.0%
*          Capital Properties, Inc. Class A                                   308       3,658       0.0%
*          CBRE Group, Inc. Class A                                        27,643     712,084       0.0%
*          CKX Lands, Inc.                                                  1,400      15,330       0.0%
#          Consolidated-Tomoka Land Co.                                     8,853     448,582       0.0%
           Forest City Realty Trust, Inc. Class B                           4,019      86,408       0.0%
#*         Forestar Group, Inc.                                            72,227     794,497       0.0%
#*         FRP Holdings, Inc.                                               8,107     257,803       0.0%
           Griffin Industrial Realty, Inc.                                  4,473     139,334       0.0%
           HFF, Inc. Class A                                               26,229     698,478       0.0%
#*         Howard Hughes Corp. (The)                                       26,779   2,941,138       0.1%
*          InterGroup Corp. (The)                                             235       5,288       0.0%
           Jones Lang LaSalle, Inc.                                        11,339   1,098,182       0.1%
           Kennedy-Wilson Holdings, Inc.                                   39,468     813,041       0.0%
*          Marcus & Millichap, Inc.                                         8,581     201,053       0.0%
*          Maui Land & Pineapple Co., Inc.                                  4,186      28,255       0.0%
           RE/MAX Holdings, Inc. Class A                                   18,323     796,134       0.0%
#          Realogy Holdings Corp.                                          61,143   1,399,563       0.1%
#*         St Joe Co. (The)                                                27,415     485,245       0.0%
*          Stratus Properties, Inc.                                         9,080     219,736       0.0%
#*         Tejon Ranch Co.                                                 23,351     521,661       0.0%
*          Trinity Place Holdings, Inc.                                     6,344      61,283       0.0%
                                                                                  -----------       ---
Total Real Estate                                                                  16,384,164       0.4%
                                                                                  -----------       ---
Telecommunication Services -- (2.3%)
*          Alaska Communications Systems Group, Inc.                       33,997      55,075       0.0%
           AT&T, Inc.                                                   1,215,522  44,719,054       1.2%
           ATN International, Inc.                                         18,363   1,242,073       0.0%
#*         Boingo Wireless, Inc.                                           48,698     473,345       0.0%
#          CenturyLink, Inc.                                              526,869  14,004,178       0.4%
*          Cincinnati Bell, Inc.                                           25,571     502,470       0.0%
#          Cogent Communications Holdings, Inc.                            22,981     847,999       0.0%
#          Consolidated Communications Holdings, Inc.                      60,152   1,439,437       0.1%
#*         FairPoint Communications, Inc.                                   9,193     143,411       0.0%
#          Frontier Communications Corp.                                  618,700   2,487,174       0.1%
*          General Communication, Inc. Class A                             74,901   1,186,432       0.0%
*          Hawaiian Telcom Holdco, Inc.                                     3,159      64,823       0.0%
           IDT Corp. Class B                                               38,212     683,613       0.0%
           Inteliquent, Inc.                                               70,723   1,187,439       0.0%
#*         Intelsat SA                                                      7,497      20,317       0.0%
#*         Iridium Communications, Inc.                                    78,908     643,100       0.0%
(degrees)* Leap Wireless International, Inc.                               39,583          --       0.0%
*          Level 3 Communications, Inc.                                    39,531   2,219,666       0.1%
*          Lumos Networks Corp.                                            28,076     398,960       0.0%
*          ORBCOMM, Inc.                                                   96,120     858,352       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Telecommunication Services -- (Continued)
*   SBA Communications Corp. Class A                               3,000 $    339,840       0.0%
#   Shenandoah Telecommunications Co.                            118,611    3,131,330       0.1%
    Spok Holdings, Inc.                                           38,274      690,846       0.0%
#*  Sprint Corp.                                                 392,056    2,415,065       0.1%
#*  Straight Path Communications, Inc. Class B                     2,762       67,061       0.0%
*   T-Mobile US, Inc.                                             55,466    2,758,324       0.1%
    Telephone & Data Systems, Inc.                               132,810    3,431,810       0.1%
*   United States Cellular Corp.                                  30,473    1,068,079       0.0%
    Verizon Communications, Inc.                                 259,639   12,488,636       0.3%
#*  Vonage Holdings Corp.                                        263,850    1,810,011       0.1%
    Windstream Holdings, Inc.                                     56,612      444,404       0.0%
                                                                         ------------       ---
Total Telecommunication Services                                          101,822,324       2.7%
                                                                         ------------       ---
Utilities -- (1.1%)
    AES Corp.                                                     68,477      805,974       0.1%
    ALLETE, Inc.                                                   8,815      540,271       0.0%
    Alliant Energy Corp.                                             106        4,033       0.0%
#   American States Water Co.                                     13,909      556,082       0.0%
    Aqua America, Inc.                                            21,570      662,199       0.0%
#   Artesian Resources Corp. Class A                               5,487      154,843       0.0%
    Atmos Energy Corp.                                            12,334      917,526       0.1%
#   Avangrid, Inc.                                                18,064      711,902       0.0%
    Avista Corp.                                                  13,772      570,161       0.0%
#   Black Hills Corp.                                              8,995      556,341       0.0%
    California Water Service Group                                17,790      551,490       0.0%
*   Calpine Corp.                                                287,292    3,418,775       0.1%
    Chesapeake Utilities Corp.                                     8,518      545,578       0.0%
    CMS Energy Corp.                                              17,300      729,195       0.0%
    Connecticut Water Service, Inc.                                7,188      374,279       0.0%
    Consolidated Water Co., Ltd.                                  17,333      194,130       0.0%
    Delta Natural Gas Co., Inc.                                    1,858       43,756       0.0%
#*  Dynegy, Inc.                                                 167,948    1,788,646       0.1%
    El Paso Electric Co.                                          15,115      698,313       0.0%
    Empire District Electric Co. (The)                            15,537      531,832       0.0%
#   Eversource Energy                                             15,733      866,259       0.1%
    Fortis, Inc.                                                  10,792      354,517       0.0%
    Gas Natural, Inc.                                              5,716       70,593       0.0%
    Genie Energy, Ltd. Class B                                    22,104      115,162       0.0%
    Great Plains Energy, Inc.                                     24,561      698,515       0.0%
    Hawaiian Electric Industries, Inc.                            23,207      684,606       0.0%
    IDACORP, Inc.                                                  9,260      725,891       0.0%
#   MDU Resources Group, Inc.                                     16,725      438,362       0.0%
    MGE Energy, Inc.                                              12,729      744,010       0.0%
    Middlesex Water Co.                                           10,118      365,260       0.0%
#   National Fuel Gas Co.                                          8,073      422,864       0.0%
    New Jersey Resources Corp.                                    18,806      638,464       0.0%
    NiSource, Inc.                                                34,403      800,214       0.1%
#   Northwest Natural Gas Co.                                     10,029      589,705       0.0%
#   NorthWestern Corp.                                            11,879      683,636       0.0%
    NRG Energy, Inc.                                             302,464    3,215,192       0.1%
    NRG Yield, Inc. Class A                                        4,276       62,985       0.0%
#   NRG Yield, Inc. Class C                                        7,776      119,750       0.0%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                           SHARES        VALUE+     OF NET ASSETS**
                                                                         ----------- -------------- ---------------
Utilities -- (Continued)
#           OGE Energy Corp.                                                  16,299 $      505,921        0.0%
#           ONE Gas, Inc.                                                     11,667        714,954        0.0%
            Ormat Technologies, Inc.                                          49,428      2,383,912        0.1%
            Otter Tail Corp.                                                  13,885        499,166        0.0%
            Pattern Energy Group, Inc.                                        26,295        587,693        0.0%
            Pinnacle West Capital Corp.                                        7,400        563,362        0.0%
#           PNM Resources, Inc.                                               16,447        540,284        0.0%
            Portland General Electric Co.                                     16,898        737,429        0.0%
            RGC Resources, Inc.                                                  400          9,840        0.0%
            SJW Corp.                                                         12,353        626,668        0.0%
#           South Jersey Industries, Inc.                                     25,791        764,703        0.0%
            Southwest Gas Corp.                                               11,066        801,842        0.1%
#           Spark Energy, Inc. Class A                                         1,262         30,540        0.0%
#           Spire, Inc.                                                        9,628        604,638        0.0%
#*          Talen Energy Corp.                                                16,678        232,325        0.0%
            UGI Corp.                                                        157,006      7,267,808        0.2%
            Unitil Corp.                                                       9,001        365,171        0.0%
#           Vectren Corp.                                                     12,520        629,881        0.0%
#           WEC Energy Group, Inc.                                             7,951        474,834        0.0%
            Westar Energy, Inc.                                               13,846        793,653        0.1%
            WGL Holdings, Inc.                                                11,496        725,053        0.0%
#           York Water Co. (The)                                               7,798        246,417        0.0%
                                                                                     --------------      -----
Total Utilities                                                                          46,057,405        1.2%
                                                                                     --------------      -----
TOTAL COMMON STOCKS                                                                   3,787,351,283       99.1%
                                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights                         2,758             --        0.0%
(degrees)*  Community Health Systems, Inc. Contingent Value Rights
              12/31/49                                                        21,176            180        0.0%
(degrees)*  Dyax Corp. Contingent Value Rights                                 6,160          6,837        0.0%
(degrees)#* Great Elm Capital Group, Inc. Rights 11/01/16                        672             29        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                          51,128         51,890        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                          51,128          2,495        0.0%
                                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS                                                                        61,431        0.0%
                                                                                     --------------      -----

                                                                            FACE
                                                                           AMOUNT
                                                                           (000)
                                                                         -----------
BONDS -- (0.0%)
Financials -- (0.0%)
Capital Properties, Inc.
            5.000%, 12/31/22                                             $        --            249
                                                                                     --------------
TOTAL INVESTMENT SECURITIES                                                           3,787,412,963
                                                                                     --------------

                                                                           SHARES
                                                                         -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.260%                                                37,303,788     37,303,788        1.0%
                                                                                     --------------      -----
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@        DFA Short Term Investment Fund                                44,015,065 $  509,342,336       13.3%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,439,212,409)                                  $4,334,059,087      113.4%
                                                                                     ==============      =====

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ---------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  537,521,697            --   --    $  537,521,697
   Consumer Staples                182,718,846            --   --       182,718,846
   Energy                          298,354,268            --   --       298,354,268
   Financials                      932,479,561  $         14   --       932,479,575
   Health Care                     307,366,249            --   --       307,366,249
   Industrials                     591,656,223            --   --       591,656,223
   Information Technology          572,605,743            --   --       572,605,743
   Materials                       200,384,789            --   --       200,384,789
   Other                                    --            --   --                --
   Real Estate                      16,384,164            --   --        16,384,164
   Telecommunication Services      101,822,324            --   --       101,822,324
   Utilities                        46,057,405            --   --        46,057,405
Rights/Warrants                             --        61,431   --            61,431
Bonds
   Financials                               --           249   --               249
Temporary Cash Investments          37,303,788            --   --        37,303,788
Securities Lending Collateral               --   509,342,336   --       509,342,336
Futures Contracts**                   (834,976)           --   --          (834,976)
                                --------------  ------------   --    --------------
TOTAL                           $3,823,820,081  $509,404,030   --    $4,333,224,111
                                ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
COMMON STOCKS -- (82.5%)
Consumer Discretionary -- (13.2%)
*          1-800-Flowers.com, Inc. Class A                                382,717 $ 3,654,947       0.0%
           A.H. Belo Corp. Class A                                        123,425     783,749       0.0%
           Aaron's, Inc.                                                  703,160  17,375,084       0.1%
#          Abercrombie & Fitch Co. Class A                                583,085   8,518,872       0.1%
#          AMC Entertainment Holdings, Inc. Class A                       226,191   7,113,707       0.1%
           AMCON Distributing Co.                                           2,169     201,175       0.0%
#*         America's Car-Mart, Inc.                                        68,702   2,806,477       0.0%
#*         American Axle & Manufacturing Holdings, Inc.                   882,206  15,809,132       0.1%
#          American Eagle Outfitters, Inc.                              1,492,095  25,425,299       0.2%
*          American Public Education, Inc.                                145,963   2,941,154       0.0%
#*         Apollo Education Group, Inc.                                   726,675   6,387,473       0.1%
#          Arctic Cat, Inc.                                               100,954   1,513,300       0.0%
           Ark Restaurants Corp.                                           17,030     350,818       0.0%
#*         Asbury Automotive Group, Inc.                                  230,000  11,718,500       0.1%
#*         Ascena Retail Group, Inc.                                    1,554,800   7,602,972       0.1%
*          Ascent Capital Group, Inc. Class A                              77,243   1,574,212       0.0%
*          Ballantyne Strong, Inc.                                         90,346     614,353       0.0%
*          Barnes & Noble Education, Inc.                                 376,055   3,501,072       0.0%
#          Barnes & Noble, Inc.                                           564,679   5,816,194       0.1%
           Bassett Furniture Industries, Inc.                             148,168   3,400,456       0.0%
           Beasley Broadcast Group, Inc. Class A                           68,353     345,183       0.0%
#*         Beazer Homes USA, Inc.                                          58,798     601,504       0.0%
#*         bebe stores, Inc.                                               17,762       9,414       0.0%
#*         Belmond, Ltd. Class A                                          756,881   9,801,609       0.1%
(degrees)* Big 4 Ranch, Inc.                                                3,200          --       0.0%
           Big 5 Sporting Goods Corp.                                     186,567   2,891,788       0.0%
#          Big Lots, Inc.                                                 512,193  22,229,176       0.2%
*          Biglari Holdings, Inc.                                              36      15,774       0.0%
*          BJ's Restaurants, Inc.                                         230,302   8,313,902       0.1%
#*         Black Diamond, Inc.                                             30,200     149,490       0.0%
           Bloomin' Brands, Inc.                                        1,180,178  20,417,079       0.2%
#          Blue Nile, Inc.                                                120,586   4,212,069       0.0%
#          Bob Evans Farms, Inc.                                          197,269   8,131,428       0.1%
#          Bon-Ton Stores, Inc. (The)                                     121,759     168,027       0.0%
#*         Boot Barn Holdings, Inc.                                         7,151      91,533       0.0%
           Bowl America, Inc. Class A                                      10,705     151,797       0.0%
*          Bravo Brio Restaurant Group, Inc.                              127,278     572,751       0.0%
*          Bridgepoint Education, Inc.                                    327,497   2,213,880       0.0%
*          Bright Horizons Family Solutions, Inc.                          90,624   6,063,652       0.1%
#          Brinker International, Inc.                                    617,456  30,403,533       0.2%
#          Buckle, Inc. (The)                                             254,777   5,312,100       0.0%
#*         Buffalo Wild Wings, Inc.                                       186,787  27,205,527       0.2%
*          Build-A-Bear Workshop, Inc.                                    148,826   2,009,151       0.0%
#*         Cabela's, Inc.                                                  39,353   2,424,538       0.0%
*          CafePress, Inc.                                                  9,151      28,185       0.0%
#          CalAtlantic Group, Inc.                                        138,955   4,491,026       0.0%
           Caleres, Inc.                                                  439,328  10,987,593       0.1%
           Callaway Golf Co.                                            1,143,798  11,678,178       0.1%
#*         Cambium Learning Group, Inc.                                   363,002   1,880,350       0.0%
           Canterbury Park Holding Corp.                                   12,913     139,138       0.0%
           Capella Education Co.                                          114,814   8,392,903       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Career Education Corp.                                         651,528 $ 4,684,486       0.0%
#*  Carmike Cinemas, Inc.                                          199,567   6,515,863       0.1%
#   Carriage Services, Inc.                                        161,252   3,811,997       0.0%
*   Carrols Restaurant Group, Inc.                                 371,757   4,646,962       0.0%
#   Cato Corp. (The) Class A                                       244,174   7,244,643       0.1%
#*  Cavco Industries, Inc.                                         102,094   9,433,486       0.1%
#*  Central European Media Enterprises, Ltd. Class A                66,131     162,021       0.0%
*   Century Casinos, Inc.                                           20,195     128,036       0.0%
*   Century Communities, Inc.                                        8,830     173,951       0.0%
*   Charles & Colvard, Ltd.                                         41,380      48,828       0.0%
#   Cheesecake Factory, Inc. (The)                                 483,364  25,710,131       0.2%
*   Cherokee, Inc.                                                  68,239     641,447       0.0%
    Chico's FAS, Inc.                                            1,524,792  17,794,323       0.1%
#   Children's Place, Inc. (The)                                   241,584  18,348,305       0.2%
    Choice Hotels International, Inc.                              469,082  22,727,023       0.2%
*   Christopher & Banks Corp.                                      215,612     275,983       0.0%
#   Churchill Downs, Inc.                                           33,506   4,556,816       0.0%
#*  Chuy's Holdings, Inc.                                          172,727   4,905,447       0.0%
    Citi Trends, Inc.                                              142,084   2,821,788       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                   109,624     630,338       0.0%
    ClubCorp Holdings, Inc.                                        431,180   4,980,129       0.0%
    Collectors Universe, Inc.                                       73,135   1,374,207       0.0%
    Columbia Sportswear Co.                                         97,659   5,531,406       0.1%
#*  Conn's, Inc.                                                   242,965   2,308,167       0.0%
#   Cooper Tire & Rubber Co.                                       538,153  19,777,123       0.2%
*   Cooper-Standard Holding, Inc.                                  162,554  14,836,304       0.1%
    Core-Mark Holding Co., Inc.                                    453,480  16,030,518       0.1%
#   Cracker Barrel Old Country Store, Inc.                         138,939  19,173,582       0.2%
#*  Crocs, Inc.                                                    688,414   5,293,904       0.0%
    CSS Industries, Inc.                                            27,255     684,101       0.0%
    CST Brands, Inc.                                               476,109  22,862,754       0.2%
    Culp, Inc.                                                     122,115   3,419,220       0.0%
*   Cumulus Media, Inc. Class A                                    124,854     172,299       0.0%
#*  Daily Journal Corp.                                                200      42,240       0.0%
    Dana, Inc.                                                   1,011,292  15,654,800       0.1%
#*  Dave & Buster's Entertainment, Inc.                            402,962  16,662,479       0.1%
#*  Deckers Outdoor Corp.                                          416,489  21,736,561       0.2%
*   Del Frisco's Restaurant Group, Inc.                            171,696   2,455,253       0.0%
#*  Del Taco Restaurants, Inc.                                       3,388      45,433       0.0%
*   Delta Apparel, Inc.                                             15,317     252,731       0.0%
*   Denny's Corp.                                                  778,556   8,073,626       0.1%
    Destination Maternity Corp.                                     56,193     381,550       0.0%
*   Destination XL Group, Inc.                                     428,463   1,735,275       0.0%
#   DeVry Education Group, Inc.                                    461,765  10,482,065       0.1%
#   Dillard's, Inc. Class A                                         24,498   1,501,727       0.0%
    DineEquity, Inc.                                               174,818  13,828,104       0.1%
*   Dixie Group, Inc. (The)                                        110,009     440,036       0.0%
#*  Dorman Products, Inc.                                          308,189  19,798,061       0.2%
    Dover Motorsports, Inc.                                         56,312     135,149       0.0%
#   Drew Industries, Inc.                                          240,789  21,562,655       0.2%
#   DSW, Inc. Class A                                              736,695  15,301,155       0.1%
#   Educational Development Corp.                                   20,890     195,322       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  El Pollo Loco Holdings, Inc.                                  14,767 $   180,157       0.0%
*   Eldorado Resorts, Inc.                                        37,615     455,142       0.0%
*   Emerson Radio Corp.                                          115,076     114,719       0.0%
*   Emmis Communications Corp. Class A                            22,271      75,721       0.0%
    Entercom Communications Corp. Class A                        143,503   1,894,240       0.0%
#   Entravision Communications Corp. Class A                     646,223   4,329,694       0.0%
#   Escalade, Inc.                                                43,014     522,620       0.0%
#   Ethan Allen Interiors, Inc.                                  288,432   8,854,862       0.1%
*   EVINE Live, Inc.                                             163,583     351,703       0.0%
#*  EW Scripps Co. (The) Class A                                 696,232   9,232,036       0.1%
*   Express, Inc.                                                827,428   9,945,685       0.1%
    Extended Stay America, Inc.                                   18,488     264,378       0.0%
#*  Famous Dave's of America, Inc.                                40,546     202,730       0.0%
*   Federal-Mogul Holdings Corp.                                 262,952   2,434,936       0.0%
#*  Fiesta Restaurant Group, Inc.                                249,563   6,588,463       0.1%
#   Finish Line, Inc. (The) Class A                              397,628   7,829,295       0.1%
#*  Five Below, Inc.                                             545,884  20,514,321       0.2%
    Flanigan's Enterprises, Inc.                                   5,380     124,951       0.0%
    Flexsteel Industries, Inc.                                    38,938   1,631,502       0.0%
#*  Fox Factory Holding Corp.                                    349,230   7,578,291       0.1%
*   Francesca's Holdings Corp.                                   424,576   6,822,936       0.1%
#   Fred's, Inc. Class A                                         291,319   2,659,742       0.0%
#*  FTD Cos., Inc.                                               229,409   4,615,709       0.0%
#*  Full House Resorts, Inc.                                       1,336       2,178       0.0%
#*  G-III Apparel Group, Ltd.                                    423,584  11,064,014       0.1%
#*  Gaia, Inc.                                                     1,986      14,696       0.0%
#   GameStop Corp. Class A                                       179,820   4,324,671       0.0%
*   Gaming Partners International Corp.                            8,434      87,629       0.0%
    Gannett Co., Inc.                                            634,507   4,930,119       0.0%
#*  Genesco, Inc.                                                191,971  10,328,040       0.1%
#*  Gentherm, Inc.                                               354,868   9,989,534       0.1%
#*  Global Eagle Entertainment, Inc.                              52,852     425,459       0.0%
    GNC Holdings, Inc. Class A                                    88,611   1,190,046       0.0%
#*  Good Times Restaurants, Inc.                                   1,862       5,865       0.0%
#*  Gordmans Stores, Inc.                                         34,158      27,326       0.0%
    Graham Holdings Co. Class B                                    1,007     478,325       0.0%
*   Grand Canyon Education, Inc.                                 469,222  20,476,848       0.2%
#*  Gray Television, Inc.                                        519,793   4,626,158       0.0%
*   Gray Television, Inc. Class A                                 25,939     221,778       0.0%
*   Green Brick Partners, Inc.                                    36,223     277,106       0.0%
#   Group 1 Automotive, Inc.                                     197,825  11,922,913       0.1%
#   Guess?, Inc.                                                 718,510   9,699,885       0.1%
    Harte-Hanks, Inc.                                            454,134     640,329       0.0%
#   Haverty Furniture Cos., Inc.                                 168,942   2,998,720       0.0%
    Haverty Furniture Cos., Inc. Class A                           3,785      67,184       0.0%
#*  Helen of Troy, Ltd.                                          283,241  23,084,141       0.2%
#*  hhgregg, Inc.                                                155,532     264,404       0.0%
#*  Hibbett Sports, Inc.                                         185,526   7,207,685       0.1%
    Hooker Furniture Corp.                                       100,384   2,640,099       0.0%
*   Horizon Global Corp.                                         224,215   4,493,269       0.0%
*   Houghton Mifflin Harcourt Co.                                817,332  10,339,250       0.1%
    HSN, Inc.                                                    470,026  17,719,980       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*          Iconix Brand Group, Inc.                                       337,077 $ 2,656,167       0.0%
           ILG, Inc.                                                      868,096  14,219,412       0.1%
*          Insignia Systems, Inc.                                          15,351      33,465       0.0%
#*         Installed Building Products, Inc.                              199,703   6,600,184       0.1%
           International Speedway Corp. Class A                           123,060   4,048,674       0.0%
*          Intrawest Resorts Holdings, Inc.                                64,187   1,053,309       0.0%
#*         iRobot Corp.                                                   238,896  12,112,027       0.1%
*          Isle of Capri Casinos, Inc.                                     61,702   1,295,742       0.0%
*          J Alexander's Holdings, Inc.                                     3,957      35,613       0.0%
           Jack in the Box, Inc.                                          357,108  33,471,733       0.3%
*          Jaclyn, Inc.                                                     2,235      15,645       0.0%
#*         JAKKS Pacific, Inc.                                             62,792     420,706       0.0%
#*         Jamba, Inc.                                                    142,390   1,502,215       0.0%
#*         JC Penney Co., Inc.                                          1,034,935   8,890,092       0.1%
           John Wiley & Sons, Inc. Class A                                384,825  19,856,970       0.2%
           Johnson Outdoors, Inc. Class A                                  27,333     983,441       0.0%
*          K12, Inc.                                                      192,896   2,090,993       0.0%
#*         Kate Spade & Co.                                             1,208,318  20,239,326       0.2%
#          KB Home                                                        633,540   9,211,672       0.1%
*          Kirkland's, Inc.                                               152,837   1,866,140       0.0%
#*         Kona Grill, Inc.                                                87,600     941,700       0.0%
*          Koss Corp.                                                      25,262      74,018       0.0%
*          La Quinta Holdings, Inc.                                       288,012   2,883,000       0.0%
           La-Z-Boy, Inc.                                                 502,258  11,752,837       0.1%
*          Lakeland Industries, Inc.                                       25,969     257,093       0.0%
(degrees)* Lazare Kaplan International, Inc.                                9,600       2,700       0.0%
#*         LGI Homes, Inc.                                                  7,986     237,663       0.0%
           Libbey, Inc.                                                   249,209   3,989,836       0.0%
           Liberty Tax, Inc.                                               28,490     337,607       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class A                     335,880   7,456,536       0.1%
           Lifetime Brands, Inc.                                          100,152   1,417,151       0.0%
*          Lindblad Expeditions Holdings, Inc.                              5,681      46,527       0.0%
#          Lithia Motors, Inc. Class A                                    239,970  20,584,627       0.2%
#*         Loral Space & Communications, Inc.                               7,222     280,214       0.0%
#*         Luby's, Inc.                                                   243,062   1,018,430       0.0%
*          M/I Homes, Inc.                                                189,037   4,066,186       0.0%
*          Malibu Boats, Inc. Class A                                      51,303     752,615       0.0%
           Marcus Corp. (The)                                              86,567   2,294,025       0.0%
           Marine Products Corp.                                          125,265   1,171,228       0.0%
#*         MarineMax, Inc.                                                250,259   4,992,667       0.0%
#          Marriott Vacations Worldwide Corp.                             264,064  16,789,189       0.1%
#*         McClatchy Co. (The) Class A                                     26,539     374,200       0.0%
           MDC Holdings, Inc.                                             372,810   8,839,325       0.1%
*          Media General, Inc.                                            298,450   5,028,882       0.0%
#          Meredith Corp.                                                 408,808  18,539,443       0.2%
*          Meritage Homes Corp.                                           321,768   9,958,720       0.1%
*          Modine Manufacturing Co.                                       341,224   3,736,403       0.0%
#*         Monarch Casino & Resort, Inc.                                   25,809     610,383       0.0%
#          Monro Muffler Brake, Inc.                                      312,936  17,211,480       0.1%
#*         Motorcar Parts of America, Inc.                                183,486   4,814,673       0.0%
#          Movado Group, Inc.                                             122,050   2,691,202       0.0%
*          MSG Networks, Inc. Class A                                     542,072  10,353,575       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Murphy USA, Inc.                                               419,540 $28,855,961       0.2%
#   NACCO Industries, Inc. Class A                                  47,269   3,457,727       0.0%
*   Nathan's Famous, Inc.                                           40,383   2,152,414       0.0%
    National CineMedia, Inc.                                       616,024   8,544,253       0.1%
#*  Nautilus, Inc.                                                 348,574   6,134,902       0.1%
*   New Home Co., Inc. (The)                                         1,064      10,661       0.0%
    New Media Investment Group, Inc.                                22,519     324,274       0.0%
*   New York & Co., Inc.                                           445,431     979,948       0.0%
#   New York Times Co. (The) Class A                             1,537,704  16,760,974       0.1%
#   Nexstar Broadcasting Group, Inc. Class A                       257,390  12,560,632       0.1%
#*  Noodles & Co.                                                    1,333       6,265       0.0%
#   Nutrisystem, Inc.                                              292,758   9,280,429       0.1%
    Office Depot, Inc.                                           3,790,696  11,940,692       0.1%
#*  Ollie's Bargain Outlet Holdings, Inc.                           75,802   2,073,185       0.0%
#*  Overstock.com, Inc.                                            115,492   1,691,958       0.0%
    Oxford Industries, Inc.                                        175,228  10,990,300       0.1%
    P&F Industries, Inc. Class A                                    10,000      80,500       0.0%
#   Papa John's International, Inc.                                393,634  29,699,685       0.2%
#*  Papa Murphy's Holdings, Inc.                                     4,442      24,698       0.0%
#*  Party City Holdco, Inc.                                         26,715     434,119       0.0%
*   Pegasus Cos., Inc. (The)                                           170      38,252       0.0%
#*  Penn National Gaming, Inc.                                     184,533   2,386,012       0.0%
#   Penske Automotive Group, Inc.                                  203,838   9,121,750       0.1%
*   Perfumania Holdings, Inc.                                       15,984      31,968       0.0%
*   Perry Ellis International, Inc.                                 79,109   1,470,636       0.0%
    PetMed Express, Inc.                                           120,555   2,395,428       0.0%
#   Pier 1 Imports, Inc.                                           704,734   3,037,404       0.0%
#*  Pinnacle Entertainment, Inc.                                   105,332   1,248,184       0.0%
*   Planet Fitness, Inc. Class A                                    30,454     645,625       0.0%
    Pool Corp.                                                     290,215  26,868,105       0.2%
*   Popeyes Louisiana Kitchen, Inc.                                224,432  11,980,180       0.1%
*   Potbelly Corp.                                                  95,172   1,241,995       0.0%
#*  Radio One, Inc. Class D                                        923,715   2,309,287       0.0%
#*  Rave Restaurant Group, Inc.                                      8,932      24,831       0.0%
    RCI Hospitality Holdings, Inc.                                  89,741   1,041,893       0.0%
*   Reading International, Inc. Class A                            101,673   1,341,067       0.0%
*   Reading International, Inc. Class B                              2,710      41,016       0.0%
*   Red Lion Hotels Corp.                                          111,237     934,391       0.0%
#*  Red Robin Gourmet Burgers, Inc.                                130,536   6,004,656       0.1%
    Regal Entertainment Group Class A                              863,750  18,579,262       0.2%
*   Regis Corp.                                                    339,407   4,303,681       0.0%
#   Rent-A-Center, Inc.                                            391,674   3,951,991       0.0%
#*  Restoration Hardware Holdings, Inc.                             73,550   2,130,743       0.0%
    Rocky Brands, Inc.                                              89,064     952,985       0.0%
*   Ruby Tuesday, Inc.                                             426,364   1,266,301       0.0%
    Ruth's Hospitality Group, Inc.                                 335,391   5,315,947       0.1%
#   Saga Communications, Inc. Class A                               18,609     781,578       0.0%
    Salem Media Group, Inc.                                        142,061     774,232       0.0%
    Scholastic Corp.                                               126,151   4,825,276       0.0%
*   Sears Hometown and Outlet Stores, Inc.                           5,075      24,614       0.0%
#   SeaWorld Entertainment, Inc.                                   828,861  11,612,343       0.1%
#*  Select Comfort Corp.                                           478,320   9,178,961       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Sequential Brands Group, Inc.                                   12,224 $    88,013       0.0%
#*  Shake Shack, Inc. Class A                                       42,152   1,344,227       0.0%
*   Shiloh Industries, Inc.                                        208,257   1,455,716       0.0%
#   Shoe Carnival, Inc.                                            146,461   3,715,716       0.0%
#*  Shutterfly, Inc.                                               372,569  18,255,881       0.1%
#   Sinclair Broadcast Group, Inc. Class A                         660,922  16,589,142       0.1%
#*  Skyline Corp.                                                   53,533     619,377       0.0%
#*  Smith & Wesson Holding Corp.                                   565,142  14,936,703       0.1%
#   Sonic Automotive, Inc. Class A                                 309,433   5,538,851       0.1%
#   Sonic Corp.                                                    492,036  11,272,545       0.1%
#   Sotheby's                                                      569,681  20,440,154       0.2%
*   Spanish Broadcasting System, Inc. Class A                       43,707     148,604       0.0%
    Spartan Motors, Inc.                                           270,056   2,308,979       0.0%
#   Speedway Motorsports, Inc.                                     206,533   3,884,886       0.0%
#*  Sportsman's Warehouse Holdings, Inc.                           137,964   1,269,269       0.0%
#   Stage Stores, Inc.                                             206,142   1,049,263       0.0%
    Standard Motor Products, Inc.                                  247,780  12,116,442       0.1%
    Stanley Furniture Co., Inc.                                     35,155      48,514       0.0%
*   Starz Class A                                                  172,861   5,438,207       0.1%
*   Starz Class B                                                    1,444      44,482       0.0%
    Stein Mart, Inc.                                               404,953   2,437,817       0.0%
*   Steven Madden, Ltd.                                            623,253  20,816,650       0.2%
*   Stoneridge, Inc.                                               363,176   5,382,268       0.1%
#   Strattec Security Corp.                                         24,093     855,302       0.0%
#*  Strayer Education, Inc.                                        118,169   6,931,794       0.1%
    Sturm Ruger & Co., Inc.                                        180,583  11,105,854       0.1%
    Superior Industries International, Inc.                        156,125   3,825,062       0.0%
#   Superior Uniform Group, Inc.                                    74,385   1,323,309       0.0%
*   Sypris Solutions, Inc.                                         192,560     190,634       0.0%
    Tailored Brands, Inc.                                          125,685   1,985,823       0.0%
*   Tandy Leather Factory, Inc.                                     82,829     612,935       0.0%
#*  Taylor Morrison Home Corp. Class A                             314,191   5,360,098       0.1%
#*  Tempur Sealy International, Inc.                                 7,139     386,006       0.0%
#*  Tenneco, Inc.                                                  550,288  30,304,360       0.2%
#   Texas Roadhouse, Inc.                                          698,310  28,295,521       0.2%
    Thor Industries, Inc.                                          471,347  37,382,531       0.3%
#*  Tile Shop Holdings, Inc.                                        33,114     561,282       0.0%
#*  Tilly's, Inc. Class A                                           88,614     822,338       0.0%
    Time, Inc.                                                     766,467   9,964,071       0.1%
*   TopBuild Corp.                                                  61,863   1,863,932       0.0%
    Tower International, Inc.                                      204,753   4,443,140       0.0%
*   Town Sports International Holdings, Inc.                       110,900     277,250       0.0%
*   Townsquare Media, Inc. Class A                                     810       6,788       0.0%
*   Trans World Entertainment Corp.                                452,232   1,763,705       0.0%
#*  TRI Pointe Group, Inc.                                       1,206,494  13,066,330       0.1%
#   tronc, Inc.                                                     21,942     263,962       0.0%
#*  Tuesday Morning Corp.                                          240,260   1,189,287       0.0%
#   Tupperware Brands Corp.                                        440,665  26,228,381       0.2%
*   UCP, Inc. Class A                                               21,844     198,780       0.0%
*   Unifi, Inc.                                                    122,280   3,515,550       0.0%
#*  Universal Electronics, Inc.                                    145,746  10,224,082       0.1%
    Universal Technical Institute, Inc.                            116,168     176,575       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#*  Urban Outfitters, Inc.                                          48,658 $    1,627,610       0.0%
*   US Auto Parts Network, Inc.                                    149,969        460,405       0.0%
#*  Vera Bradley, Inc.                                             296,096      3,958,804       0.0%
#*  Vince Holding Corp.                                             71,311        388,645       0.0%
*   Vista Outdoor, Inc.                                            412,581     15,954,507       0.1%
    Visteon Corp.                                                  339,308     23,958,538       0.2%
#*  Vitamin Shoppe, Inc.                                           247,209      6,192,585       0.1%
*   VOXX International Corp.                                       176,512        723,699       0.0%
#*  WCI Communities, Inc.                                           34,840        806,546       0.0%
#   Wendy's Co. (The)                                            2,782,938     30,167,048       0.2%
*   West Marine, Inc.                                              187,724      1,501,792       0.0%
#   Weyco Group, Inc.                                               50,631      1,281,471       0.0%
#*  William Lyon Homes Class A                                      99,217      1,772,016       0.0%
    Wingstop, Inc.                                                   8,918        238,646       0.0%
#   Winmark Corp.                                                   31,749      3,395,556       0.0%
#   Winnebago Industries, Inc.                                     312,599      8,830,922       0.1%
    Wolverine World Wide, Inc.                                   1,106,573     23,625,334       0.2%
#   World Wrestling Entertainment, Inc. Class A                     15,176        268,312       0.0%
#*  ZAGG, Inc.                                                     272,083      1,768,539       0.0%
#*  Zumiez, Inc.                                                   242,254      5,390,151       0.1%
                                                                           --------------      ----
Total Consumer Discretionary                                                2,047,811,864      15.8%
                                                                           --------------      ----
Consumer Staples -- (3.8%)
#   Alico, Inc.                                                     34,500        902,175       0.0%
#*  Alliance One International, Inc.                                54,492        809,206       0.0%
    Andersons, Inc. (The)                                          219,864      8,365,825       0.1%
#   Avon Products, Inc.                                          3,201,578     20,970,336       0.2%
#   B&G Foods, Inc.                                                613,440     26,009,856       0.2%
#*  Boston Beer Co., Inc. (The) Class A                             89,369     13,874,537       0.1%
*   Bridgford Foods Corp.                                           17,169        195,727       0.0%
#   Cal-Maine Foods, Inc.                                          414,738     16,029,624       0.1%
    Calavo Growers, Inc.                                           175,156     10,360,477       0.1%
*   CCA Industries, Inc.                                            16,064         48,192       0.0%
#*  Central Garden & Pet Co.                                        72,166      1,755,077       0.0%
*   Central Garden & Pet Co. Class A                               296,166      6,912,515       0.1%
#*  Chefs' Warehouse, Inc. (The)                                   196,618      2,241,445       0.0%
#   Coca-Cola Bottling Co. Consolidated                             69,288      9,790,394       0.1%
#*  Coffee Holding Co., Inc.                                        11,600         59,972       0.0%
#*  Craft Brew Alliance, Inc.                                      251,373      4,034,537       0.0%
*   Darling Ingredients, Inc.                                    1,215,328     16,528,461       0.1%
#   Dean Foods Co.                                               1,010,111     18,444,627       0.1%
#   Energizer Holdings, Inc.                                       551,928     25,670,171       0.2%
#*  Farmer Brothers Co.                                            154,627      5,056,303       0.0%
#*  Female Health Co. (The)                                          5,680          5,396       0.0%
    Fresh Del Monte Produce, Inc.                                  402,663     24,300,712       0.2%
*   HRG Group, Inc.                                                911,972     13,716,059       0.1%
    Ingles Markets, Inc. Class A                                   129,628      5,120,306       0.0%
    Inter Parfums, Inc.                                            281,759      9,185,343       0.1%
#*  Inventure Foods, Inc.                                           79,478        672,384       0.0%
    J&J Snack Foods Corp.                                          181,212     22,135,046       0.2%
#   John B. Sanfilippo & Son, Inc.                                  67,233      3,407,369       0.0%
    Lancaster Colony Corp.                                         209,520     27,373,788       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
*   Landec Corp.                                                   233,710 $  3,096,658       0.0%
#*  Lifevantage Corp.                                               20,609      168,994       0.0%
#*  Lifeway Foods, Inc.                                             52,414      937,162       0.0%
#   Limoneira Co.                                                   17,618      346,899       0.0%
#   Mannatech, Inc.                                                  6,854      118,574       0.0%
    Medifast, Inc.                                                 153,331    6,295,771       0.1%
#   MGP Ingredients, Inc.                                          176,578    6,217,311       0.1%
*   National Beverage Corp.                                        316,530   14,952,877       0.1%
*   Natural Alternatives International, Inc.                        41,845      527,247       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                        75,396      895,705       0.0%
#   Natural Health Trends Corp.                                      7,491      174,765       0.0%
    Nature's Sunshine Products, Inc.                                42,048      527,702       0.0%
    Nu Skin Enterprises, Inc. Class A                              347,600   21,429,540       0.2%
*   Nutraceutical International Corp.                               51,921    1,495,325       0.0%
    Oil-Dri Corp. of America                                        29,979    1,012,091       0.0%
*   Omega Protein Corp.                                            151,101    3,369,552       0.0%
#   Orchids Paper Products Co.                                      80,561    2,067,195       0.0%
#*  Post Holdings, Inc.                                            318,406   24,272,089       0.2%
#   PriceSmart, Inc.                                               285,971   26,009,063       0.2%
*   Primo Water Corp.                                              169,926    2,224,331       0.0%
*   Revlon, Inc. Class A                                           338,050   11,493,700       0.1%
    Rocky Mountain Chocolate Factory, Inc.                          29,081      296,626       0.0%
#   Sanderson Farms, Inc.                                          208,846   18,791,963       0.1%
*   Seaboard Corp.                                                   1,722    5,828,970       0.0%
*   Seneca Foods Corp. Class A                                      45,696    1,343,462       0.0%
*   Seneca Foods Corp. Class B                                       2,794       92,202       0.0%
#*  Smart & Final Stores, Inc.                                       4,153       49,836       0.0%
#   Snyder's-Lance, Inc.                                           822,391   29,252,448       0.2%
    SpartanNash Co.                                                291,217    8,154,076       0.1%
*   SUPERVALU, Inc.                                              2,153,049    9,236,580       0.1%
*   Tofutti Brands, Inc.                                            19,440       45,684       0.0%
#   Tootsie Roll Industries, Inc.                                  186,331    6,605,434       0.1%
#*  United Natural Foods, Inc.                                     325,656   13,592,882       0.1%
#   United-Guardian, Inc.                                           19,179      299,192       0.0%
#   Universal Corp.                                                177,897    9,642,017       0.1%
#*  USANA Health Sciences, Inc.                                     87,386   11,229,101       0.1%
#   Vector Group, Ltd.                                           1,299,901   27,219,927       0.2%
    Village Super Market, Inc. Class A                              50,228    1,501,817       0.0%
#   WD-40 Co.                                                      142,016   15,142,456       0.1%
    Weis Markets, Inc.                                             129,379    7,197,354       0.1%
                                                                           ------------       ---
Total Consumer Staples                                                      587,130,438       4.5%
                                                                           ------------       ---
Energy -- (3.5%)
#*  Abraxas Petroleum Corp.                                         81,888      132,659       0.0%
    Adams Resources & Energy, Inc.                                  19,183      700,947       0.0%
#   Alon USA Energy, Inc.                                          535,155    4,313,349       0.0%
#*  Approach Resources, Inc.                                         6,605       18,824       0.0%
    Archrock, Inc.                                                 503,197    5,837,085       0.1%
#   Atwood Oceanics, Inc.                                          125,061      954,215       0.0%
*   Barnwell Industries, Inc.                                       32,713       52,341       0.0%
#*  Bill Barrett Corp.                                             280,098    1,453,709       0.0%
#   Bristow Group, Inc.                                            244,764    2,450,088       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Energy -- (Continued)
*   Callon Petroleum Co.                                           679,682 $ 8,829,069       0.1%
#   CARBO Ceramics, Inc.                                           115,466     704,343       0.0%
#*  Carrizo Oil & Gas, Inc.                                        337,345  11,412,381       0.1%
#*  Clayton Williams Energy, Inc.                                   81,264   7,095,160       0.1%
*   Clean Energy Fuels Corp.                                       436,074   1,792,264       0.0%
#*  Cloud Peak Energy, Inc.                                        385,774   2,376,368       0.0%
#   CONSOL Energy, Inc.                                             43,483     737,037       0.0%
*   Contango Oil & Gas Co.                                         134,465   1,052,861       0.0%
#   CVR Energy, Inc.                                                 3,747      49,685       0.0%
*   Dawson Geophysical Co.                                         115,783     758,379       0.0%
    Delek US Holdings, Inc.                                        462,120   7,809,828       0.1%
#   DHT Holdings, Inc.                                             753,635   3,067,294       0.0%
#   Diamond Offshore Drilling, Inc.                                337,628   5,567,486       0.0%
#*  Dorian LPG, Ltd.                                                13,891      78,206       0.0%
#*  Dril-Quip, Inc.                                                400,431  19,020,472       0.2%
*   Eclipse Resources Corp.                                         86,330     236,544       0.0%
*   ENGlobal Corp.                                                  92,274     131,952       0.0%
#   EnLink Midstream LLC                                           401,638   6,124,979       0.1%
    Ensco P.L.C. Class A                                            86,446     676,008       0.0%
#*  EP Energy Corp. Class A                                         10,135      36,081       0.0%
*   Era Group, Inc.                                                117,920     890,296       0.0%
#   Evolution Petroleum Corp.                                       65,676     505,705       0.0%
*   Exterran Corp.                                                 254,942   4,030,633       0.0%
*   Fairmount Santrol Holdings, Inc.                                 7,880      67,689       0.0%
#*  Forum Energy Technologies, Inc.                                554,359   9,978,462       0.1%
#   Frank's International NV                                        72,762     818,572       0.0%
#   GasLog, Ltd.                                                   469,120   7,200,992       0.1%
#*  Gastar Exploration, Inc.                                       364,068     393,193       0.0%
#*  Geospace Technologies Corp.                                     78,516   1,447,050       0.0%
#   Green Plains, Inc.                                             285,144   7,413,744       0.1%
#   Gulf Island Fabrication, Inc.                                   87,845     878,450       0.0%
#*  Gulfmark Offshore, Inc. Class A                                173,565     199,600       0.0%
*   Gulfport Energy Corp.                                          210,309   5,070,550       0.0%
    Hallador Energy Co.                                              6,996      61,845       0.0%
#*  Helix Energy Solutions Group, Inc.                             895,228   7,806,388       0.1%
#*  HKN, Inc.                                                        2,360      32,332       0.0%
#*  Hornbeck Offshore Services, Inc.                               242,442     962,495       0.0%
#*  ION Geophysical Corp.                                           66,679     393,406       0.0%
#*  Jones Energy, Inc. Class A                                      17,860      73,226       0.0%
#*  Kosmos Energy, Ltd.                                            648,802   3,380,258       0.0%
*   Laredo Petroleum, Inc.                                         181,388   2,162,145       0.0%
#*  Matador Resources Co.                                           62,800   1,369,668       0.0%
*   Matrix Service Co.                                             267,880   4,741,476       0.0%
*   McDermott International, Inc.                                  849,296   4,365,381       0.0%
*   Mexco Energy Corp.                                                 252       1,109       0.0%
*   Mitcham Industries, Inc.                                       103,000     304,880       0.0%
#   Nabors Industries, Ltd.                                      1,856,894  22,097,039       0.2%
*   Natural Gas Services Group, Inc.                                77,372   1,678,972       0.0%
#*  Newpark Resources, Inc.                                        872,472   5,496,574       0.0%
#   Noble Corp. P.L.C.                                           1,146,282   5,662,633       0.1%
    Nordic American Offshore, Ltd.                                      27          89       0.0%
#   Nordic American Tankers, Ltd.                                    3,153      25,760       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Energy -- (Continued)
#*          Northern Oil and Gas, Inc.                                     279,816 $    587,614       0.0%
*           Oasis Petroleum, Inc.                                        1,693,979   17,769,840       0.1%
#           Oceaneering International, Inc.                                 79,599    1,894,456       0.0%
#*          Oil States International, Inc.                                 359,711   10,521,547       0.1%
            Overseas Shipholding Group, Inc. Class A                        18,421      161,368       0.0%
*           Pacific Ethanol, Inc.                                           12,020       89,549       0.0%
#           Panhandle Oil and Gas, Inc. Class A                            112,382    2,022,876       0.0%
*           Par Pacific Holdings, Inc.                                      59,170      753,826       0.0%
*           Parker Drilling Co.                                            776,868    1,553,736       0.0%
*           Parsley Energy, Inc. Class A                                 1,036,429   34,098,514       0.3%
#           Patterson-UTI Energy, Inc.                                   1,368,035   30,753,427       0.2%
#           PBF Energy, Inc. Class A                                       827,296   18,035,053       0.1%
#*          PDC Energy, Inc.                                               442,594   27,144,290       0.2%
*           PetroQuest Energy, Inc.                                         51,404      190,709       0.0%
*           PHI, Inc. Non-Voting                                            62,601      975,324       0.0%
*           PHI, Inc. Voting                                                 4,419       66,727       0.0%
*           Pioneer Energy Services Corp.                                  439,318    1,559,579       0.0%
            QEP Resources, Inc.                                            343,453    5,519,290       0.0%
#*          Renewable Energy Group, Inc.                                   475,815    4,163,381       0.0%
#*          REX American Resources Corp.                                    52,925    4,180,546       0.0%
*           Rice Energy, Inc.                                              478,059   10,560,323       0.1%
#*          RigNet, Inc.                                                    87,194    1,307,910       0.0%
*           Ring Energy, Inc.                                               36,444      336,378       0.0%
#           Rowan Cos. P.L.C. Class A                                    1,066,685   14,154,910       0.1%
#*          RPC, Inc.                                                      672,625   11,616,234       0.1%
*           RSP Permian, Inc.                                              565,722   20,422,564       0.2%
#           Scorpio Tankers, Inc.                                        1,396,700    5,349,361       0.0%
#*          SEACOR Holdings, Inc.                                          121,308    5,981,697       0.1%
#           SemGroup Corp. Class A                                         337,859   10,895,953       0.1%
#           Ship Finance International, Ltd.                               505,087    6,389,351       0.1%
            SM Energy Co.                                                  573,145   19,274,866       0.2%
#           Superior Energy Services, Inc.                               2,025,077   28,675,090       0.2%
#*          Synergy Resources Corp.                                      1,153,246    7,888,203       0.1%
(degrees)#* Syntroleum Corp.                                                12,079        4,469       0.0%
#           Teekay Corp.                                                    67,420      440,253       0.0%
#           Teekay Tankers, Ltd. Class A                                   365,932      779,435       0.0%
#           Tesco Corp.                                                    315,502    2,161,189       0.0%
*           TETRA Technologies, Inc.                                     1,097,022    5,978,770       0.1%
#           Tidewater, Inc.                                                102,203      176,811       0.0%
#*          Unit Corp.                                                     370,925    6,353,945       0.1%
#           US Silica Holdings, Inc.                                       375,734   17,355,153       0.1%
#*          Vaalco Energy, Inc.                                            366,337      289,406       0.0%
#*          W&T Offshore, Inc.                                              34,295       49,728       0.0%
#           Western Refining, Inc.                                         177,007    5,106,652       0.0%
#*          Whiting Petroleum Corp.                                          1,600       13,184       0.0%
#*          Willbros Group, Inc.                                           297,653      452,433       0.0%
            World Fuel Services Corp.                                       66,388    2,672,117       0.0%
#*          WPX Energy, Inc.                                               584,269    6,345,161       0.1%
                                                                                   ------------       ---
Total Energy                                                                        546,053,424       4.2%
                                                                                   ------------       ---
Financials -- (16.3%)
            1st Constitution Bancorp                                         2,150       29,025       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    1st Source Corp.                                               203,359 $ 7,028,087       0.1%
    A-Mark Precious Metals, Inc.                                    57,852     882,243       0.0%
#   Access National Corp.                                           48,628   1,146,162       0.0%
    Allied World Assurance Co. Holdings AG                         150,469   6,467,158       0.1%
*   Ambac Financial Group, Inc.                                    340,298   6,278,498       0.1%
    American Equity Investment Life Holding Co.                    717,814  12,870,405       0.1%
    American National Bankshares, Inc.                              29,358     794,134       0.0%
#   American National Insurance Co.                                 48,346   5,664,217       0.0%
*   American River Bankshares                                        7,326      89,597       0.0%
    Ameris Bancorp                                                 395,922  14,371,969       0.1%
    AMERISAFE, Inc.                                                218,132  12,128,139       0.1%
    AmeriServ Financial, Inc.                                      278,158     904,013       0.0%
    Argo Group International Holdings, Ltd.                        163,724   9,103,054       0.1%
#   Arrow Financial Corp.                                           63,482   2,006,031       0.0%
#   Artisan Partners Asset Management, Inc. Class A                363,470   9,450,220       0.1%
    Aspen Insurance Holdings, Ltd.                                 579,161  27,944,518       0.2%
#   Associated Banc-Corp                                         1,454,729  29,530,999       0.2%
    Associated Capital Group, Inc. Class A                          26,060     884,737       0.0%
*   Asta Funding, Inc.                                              48,697     477,231       0.0%
    Astoria Financial Corp.                                        838,802  12,271,673       0.1%
    Atlantic American Corp.                                         20,640      78,432       0.0%
*   Atlantic Coast Financial Corp.                                   7,829      50,262       0.0%
*   Atlanticus Holdings Corp.                                       73,372     253,133       0.0%
*   Atlas Financial Holdings, Inc.                                  37,419     641,736       0.0%
    Auburn National Bancorporation, Inc.                             2,786      77,312       0.0%
    Baldwin & Lyons, Inc. Class A                                    1,471      35,238       0.0%
    Baldwin & Lyons, Inc. Class B                                   33,439     822,599       0.0%
#   Banc of California, Inc.                                       422,337   5,617,082       0.0%
    BancFirst Corp.                                                 88,049   6,313,113       0.1%
*   Bancorp, Inc. (The)                                            297,543   1,853,693       0.0%
    BancorpSouth, Inc.                                           1,018,518  23,935,173       0.2%
    Bank Mutual Corp.                                              259,617   2,025,013       0.0%
    Bank of Commerce Holdings                                        8,400      61,320       0.0%
#   Bank of Hawaii Corp.                                           422,076  31,719,011       0.2%
#   Bank of Marin Bancorp                                            4,063     206,197       0.0%
#   BankFinancial Corp.                                            123,445   1,551,704       0.0%
#   BankUnited, Inc.                                               127,607   3,718,468       0.0%
    Banner Corp.                                                   268,538  12,121,805       0.1%
#   Bar Harbor Bankshares                                           19,619     713,151       0.0%
*   BBX Capital Corp. Class A                                       16,551     336,978       0.0%
    BCB Bancorp, Inc.                                               23,588     278,338       0.0%
    Bear State Financial, Inc.                                      12,672     112,020       0.0%
    Beneficial Bancorp, Inc.                                       643,645   9,332,852       0.1%
    Berkshire Bancorp, Inc.                                         10,144      82,674       0.0%
    Berkshire Hills Bancorp, Inc.                                  268,522   7,934,825       0.1%
    BGC Partners, Inc. Class A                                   2,390,711  20,536,207       0.2%
#   Blue Hills Bancorp, Inc.                                        15,759     245,052       0.0%
    BNC Bancorp                                                    167,466   4,169,903       0.0%
#*  BofI Holding, Inc.                                             515,900   9,611,217       0.1%
    Boston Private Financial Holdings, Inc.                        921,108  12,112,570       0.1%
#   Bridge Bancorp, Inc.                                            26,591     732,582       0.0%
    Brookline Bancorp, Inc.                                        620,791   7,946,125       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
           Bryn Mawr Bank Corp.                                           141,997 $ 4,458,706       0.0%
*          BSB Bancorp, Inc.                                                1,388      34,006       0.0%
           C&F Financial Corp.                                              1,955      81,719       0.0%
           Calamos Asset Management, Inc. Class A                         141,339     913,050       0.0%
           California First National Bancorp                               14,701     207,284       0.0%
           Camden National Corp.                                          100,656   3,323,661       0.0%
#          Capital Bank Financial Corp. Class A                           220,151   7,209,945       0.1%
           Capital City Bank Group, Inc.                                   57,558     865,672       0.0%
#          Capitol Federal Financial, Inc.                              1,543,470  22,642,705       0.2%
           Cardinal Financial Corp.                                       306,723   8,060,680       0.1%
           Carolina Financial Corp.                                           600      13,680       0.0%
*          Cascade Bancorp                                                190,171   1,161,945       0.0%
           Cathay General Bancorp                                         888,534  26,611,593       0.2%
           CenterState Banks, Inc.                                        403,086   7,529,646       0.1%
           Central Pacific Financial Corp.                                238,575   6,114,677       0.1%
           Central Valley Community Bancorp                                 1,800      25,776       0.0%
           Century Bancorp, Inc. Class A                                    5,255     238,314       0.0%
           Charter Financial Corp.                                         58,653     741,960       0.0%
           Chemical Financial Corp.                                       562,155  24,144,557       0.2%
#          Citizens & Northern Corp.                                       26,499     554,359       0.0%
           Citizens Community Bancorp, Inc.                                 1,592      17,273       0.0%
#          Citizens First Corp.                                               400       6,776       0.0%
           Citizens Holding Co.                                             2,717      62,763       0.0%
#*         Citizens, Inc.                                                 204,804   1,593,375       0.0%
#          City Holding Co.                                               132,785   6,940,672       0.1%
#          Clifton Bancorp, Inc.                                          182,170   2,785,379       0.0%
           CNB Financial Corp.                                             31,585     617,487       0.0%
           CNO Financial Group, Inc.                                      874,769  13,191,517       0.1%
           CoBiz Financial, Inc.                                          382,416   4,864,332       0.0%
           Codorus Valley Bancorp, Inc.                                     4,115      86,002       0.0%
           Cohen & Steers, Inc.                                           170,240   6,329,523       0.1%
*          Colony Bankcorp, Inc.                                           10,672     106,453       0.0%
#          Columbia Banking System, Inc.                                  585,087  19,319,573       0.2%
#          Community Bank System, Inc.                                    449,823  21,191,162       0.2%
           Community Trust Bancorp, Inc.                                  130,869   4,783,262       0.0%
           Community West Bancshares                                        6,650      54,198       0.0%
(degrees)* CommunityOne Bancorp                                             1,803      25,436       0.0%
           ConnectOne Bancorp, Inc.                                       144,325   2,648,364       0.0%
*          Consumer Portfolio Services, Inc.                              211,161     946,001       0.0%
#*         Cowen Group, Inc. Class A                                      457,495   1,486,859       0.0%
           Crawford & Co. Class A                                         100,334     902,003       0.0%
#          Crawford & Co. Class B                                          78,056     878,130       0.0%
#*         Credit Acceptance Corp.                                          2,146     395,079       0.0%
*          CU Bancorp                                                      21,789     512,042       0.0%
#*         Customers Bancorp, Inc.                                        237,298   6,423,657       0.1%
#          CVB Financial Corp.                                          1,210,618  20,314,170       0.2%
#          Diamond Hill Investment Group, Inc.                             28,112   5,116,665       0.0%
           Dime Community Bancshares, Inc.                                355,505   5,759,181       0.0%
           Donegal Group, Inc. Class A                                     94,127   1,416,611       0.0%
           Donegal Group, Inc. Class B                                      5,267      97,044       0.0%
#*         Donnelley Financial Solutions, Inc.                            114,657   2,459,393       0.0%
           Eagle Bancorp Montana, Inc.                                        225       3,510       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
*   Eagle Bancorp, Inc.                                            314,454 $15,455,414       0.1%
    Eastern Virginia Bankshares, Inc.                                  590       4,868       0.0%
*   eHealth, Inc.                                                  178,333   1,396,347       0.0%
    EMC Insurance Group, Inc.                                       95,752   2,331,561       0.0%
#*  Emergent Capital, Inc.                                           3,952      10,947       0.0%
    Employers Holdings, Inc.                                       296,204   9,285,995       0.1%
#*  Encore Capital Group, Inc.                                     218,812   4,343,418       0.0%
    Endurance Specialty Holdings, Ltd.                             276,092  25,386,659       0.2%
*   Enova International, Inc.                                      212,926   2,001,504       0.0%
*   Enstar Group, Ltd.                                              67,066  11,307,328       0.1%
#   Enterprise Bancorp, Inc.                                        10,501     274,076       0.0%
    Enterprise Financial Services Corp.                            169,996   5,626,868       0.0%
    ESSA Bancorp, Inc.                                              46,788     630,702       0.0%
    Evans Bancorp, Inc.                                              3,162      86,006       0.0%
    EverBank Financial Corp.                                       883,544  17,061,235       0.1%
#   Evercore Partners, Inc. Class A                                382,396  20,553,785       0.2%
*   Ezcorp, Inc. Class A                                           318,685   3,107,179       0.0%
#   Farmers Capital Bank Corp.                                      13,926     437,276       0.0%
#   Farmers National Banc Corp.                                     13,404     140,742       0.0%
    FBL Financial Group, Inc. Class A                              111,746   7,073,522       0.1%
*   FCB Financial Holdings, Inc. Class A                           176,015   6,565,359       0.1%
    Federal Agricultural Mortgage Corp. Class A                      2,089      99,207       0.0%
    Federal Agricultural Mortgage Corp. Class C                     64,900   2,649,867       0.0%
#   Federated Investors, Inc. Class B                              791,171  21,361,617       0.2%
    Federated National Holding Co.                                 132,655   2,375,851       0.0%
#   Fidelity & Guaranty Life                                         8,299     183,408       0.0%
    Fidelity Southern Corp.                                        180,073   3,282,731       0.0%
    Fifth Street Asset Management, Inc.                             24,110     125,372       0.0%
#   Financial Engines, Inc.                                         83,183   2,300,010       0.0%
    Financial Institutions, Inc.                                   103,072   2,767,483       0.0%
*   First Acceptance Corp.                                          13,967      12,012       0.0%
    First American Financial Corp.                                 314,460  12,282,808       0.1%
*   First BanCorp(318672706)                                       614,759   3,153,714       0.0%
#   First Bancorp(318910106)                                        94,912   1,876,410       0.0%
#   First Bancorp, Inc.                                             38,971     922,444       0.0%
    First Bancshares, Inc. (The)                                       921      19,802       0.0%
    First Busey Corp.                                              340,594   7,871,127       0.1%
    First Business Financial Services, Inc.                         19,943     375,926       0.0%
    First Citizens BancShares, Inc. Class A                         12,539   3,648,849       0.0%
    First Commonwealth Financial Corp.                             638,971   6,491,945       0.1%
    First Community Bancshares, Inc.                               105,599   2,391,817       0.0%
    First Connecticut Bancorp., Inc.                                33,949     602,595       0.0%
    First Defiance Financial Corp.                                  49,946   1,971,868       0.0%
    First Financial Bancorp                                        609,972  13,114,398       0.1%
#   First Financial Bankshares, Inc.                               301,879  10,928,020       0.1%
    First Financial Corp.                                           51,026   2,046,143       0.0%
    First Financial Northwest, Inc.                                 80,521   1,280,284       0.0%
*   First Foundation, Inc.                                           3,454      85,452       0.0%
#   First Horizon National Corp.                                 1,351,133  20,820,960       0.2%
    First Interstate BancSystem, Inc. Class A                      212,471   6,777,825       0.1%
    First Merchants Corp.                                          290,332   8,172,846       0.1%
    First Midwest Bancorp, Inc.                                    760,612  14,687,418       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Financials -- (Continued)
#*         First NBC Bank Holding Co.                                     121,723 $   657,304       0.0%
*          First Northwest Bancorp                                          2,474      33,869       0.0%
           First of Long Island Corp. (The)                                32,566   1,040,484       0.0%
(degrees)* First Place Financial Corp.                                    151,301          --       0.0%
           First South Bancorp, Inc.                                       20,886     202,594       0.0%
*          First United Corp.                                               9,289     108,681       0.0%
*          FirstCash, Inc.                                                479,901  22,651,327       0.2%
*          Flagstar Bancorp, Inc.                                         300,810   8,251,218       0.1%
           Flushing Financial Corp.                                       247,199   5,295,003       0.0%
#          FNB Corp.                                                    2,174,721  28,423,603       0.2%
#*         FNFV Group                                                       7,266      87,555       0.0%
#          Fulton Financial Corp.                                       1,884,327  28,076,472       0.2%
           Gain Capital Holdings, Inc.                                    345,776   1,590,570       0.0%
           GAMCO Investors, Inc. Class A                                   28,738     816,447       0.0%
#*         Genworth Financial, Inc. Class A                               682,705   2,826,399       0.0%
#          German American Bancorp, Inc.                                   63,062   2,455,004       0.0%
#          Glacier Bancorp, Inc.                                          821,481  23,215,053       0.2%
*          Global Indemnity P.L.C.                                         68,352   2,053,294       0.0%
           Great Southern Bancorp, Inc.                                    95,569   3,951,778       0.0%
           Great Western Bancorp, Inc.                                     52,904   1,705,625       0.0%
#*         Green Bancorp, Inc.                                              2,796      28,939       0.0%
*          Green Dot Corp. Class A                                        551,227  12,237,239       0.1%
#          Greenhill & Co., Inc.                                          290,026   6,801,110       0.1%
#*         Greenlight Capital Re, Ltd. Class A                            297,610   5,922,439       0.1%
           Guaranty Bancorp                                               112,863   2,144,397       0.0%
           Guaranty Federal Bancshares, Inc.                                2,800      46,396       0.0%
*          Hallmark Financial Services, Inc.                              130,178   1,348,644       0.0%
#          Hancock Holding Co.                                            773,163  25,939,619       0.2%
           Hanmi Financial Corp.                                          331,195   8,279,875       0.1%
           Hanover Insurance Group, Inc. (The)                            301,986  23,008,313       0.2%
           Hawthorn Bancshares, Inc.                                          816      11,791       0.0%
#          HCI Group, Inc.                                                107,615   2,917,443       0.0%
           Heartland Financial USA, Inc.                                  126,593   4,740,908       0.0%
           Heritage Commerce Corp.                                        164,903   1,789,198       0.0%
           Heritage Financial Corp.                                       169,556   3,119,830       0.0%
#          Heritage Insurance Holdings, Inc.                               77,189     910,058       0.0%
           Heritage Oaks Bancorp                                           14,987     119,147       0.0%
*          Hilltop Holdings, Inc.                                         923,132  22,801,360       0.2%
#          Hingham Institution for Savings                                  4,073     584,272       0.0%
*          HMN Financial, Inc.                                             31,110     457,317       0.0%
           Home Bancorp, Inc.                                                 921      26,442       0.0%
#          Home BancShares, Inc.                                        1,290,402  27,756,547       0.2%
*          HomeStreet, Inc.                                               154,518   4,256,971       0.0%
*          HomeTrust Bancshares, Inc.                                      48,654     904,964       0.0%
           Hope Bancorp, Inc.                                           1,459,806  23,561,269       0.2%
           HopFed Bancorp, Inc.                                             7,872      89,583       0.0%
           Horace Mann Educators Corp.                                    280,386  10,079,877       0.1%
           Horizon Bancorp                                                 50,671   1,469,459       0.0%
#          Iberiabank Corp.                                               420,012  27,573,788       0.2%
#*         Impac Mortgage Holdings, Inc.                                    5,260      83,371       0.0%
#          Independence Holding Co.                                        78,440   1,376,622       0.0%
           Independent Bank Corp.(453836108)                              255,071  14,067,166       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Independent Bank Corp.(453838609)                               28,411 $   477,305       0.0%
    Independent Bank Group, Inc.                                    27,422   1,324,483       0.0%
#   Infinity Property & Casualty Corp.                              47,615   3,902,049       0.0%
#   Interactive Brokers Group, Inc. Class A                        644,161  21,379,704       0.2%
    International Bancshares Corp.                                 562,931  17,366,421       0.1%
*   INTL. FCStone, Inc.                                            171,648   6,162,163       0.1%
#   Investment Technology Group, Inc.                              157,325   2,408,646       0.0%
#   Investors Title Co.                                              5,690     546,240       0.0%
#   James River Group Holdings, Ltd.                                14,453     544,011       0.0%
#   Janus Capital Group, Inc.                                      709,284   9,093,021       0.1%
*   KCG Holdings, Inc. Class A                                     455,183   5,808,135       0.0%
#   Kearny Financial Corp.                                         464,548   6,480,445       0.1%
#   Kemper Corp.                                                   412,528  15,490,426       0.1%
    Kentucky First Federal Bancorp                                  11,174      90,789       0.0%
    Kingstone Cos., Inc.                                             8,453      87,066       0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                    500,224   1,020,457       0.0%
#   Lake Shore Bancorp, Inc.                                           537       7,400       0.0%
    Lake Sunapee Bank Group                                          8,785     160,063       0.0%
    Lakeland Bancorp, Inc.                                         222,157   3,143,522       0.0%
    Lakeland Financial Corp.                                       249,663   9,197,585       0.1%
    Landmark Bancorp, Inc.                                           4,896     129,744       0.0%
    LegacyTexas Financial Group, Inc.                              480,224  16,428,463       0.1%
#*  LendingTree, Inc.                                              116,470   9,300,129       0.1%
#   LPL Financial Holdings, Inc.                                   221,188   6,847,980       0.1%
    Macatawa Bank Corp.                                            180,171   1,464,790       0.0%
    Mackinac Financial Corp.                                        37,317     431,385       0.0%
*   Magyar Bancorp, Inc.                                             1,800      18,801       0.0%
#   Maiden Holdings, Ltd.                                          685,596   9,358,385       0.1%
    MainSource Financial Group, Inc.                               178,644   4,458,954       0.0%
*   Malvern Bancorp, Inc.                                            2,604      46,091       0.0%
#   Manning & Napier, Inc.                                          96,451     665,512       0.0%
    MarketAxess Holdings, Inc.                                     232,513  35,053,660       0.3%
    Marlin Business Services Corp.                                  76,303   1,335,302       0.0%
    MB Financial, Inc.                                             760,029  27,657,455       0.2%
#*  MBIA, Inc.                                                   1,272,469   9,798,011       0.1%
#   MBT Financial Corp.                                             49,940     439,472       0.0%
    Mercantile Bank Corp.                                           61,527   1,693,223       0.0%
#   Merchants Bancshares, Inc.                                      30,722   1,321,046       0.0%
#   Mercury General Corp.                                          537,758  29,291,678       0.2%
    Meridian Bancorp, Inc.                                         355,730   5,673,893       0.0%
    Meta Financial Group, Inc.                                      80,305   5,882,341       0.1%
*   MGIC Investment Corp.                                          866,665   7,071,986       0.1%
    Mid Penn Bancorp, Inc.                                           2,649      49,007       0.0%
#   MidSouth Bancorp, Inc.                                          41,163     421,921       0.0%
    MidWestOne Financial Group, Inc.                                 3,354      97,534       0.0%
#   Moelis & Co. Class A                                           147,210   3,739,134       0.0%
    Morningstar, Inc.                                               20,382   1,439,581       0.0%
*   MSB Financial Corp.                                              1,139      15,263       0.0%
    MutualFirst Financial, Inc.                                     10,911     298,416       0.0%
    National Bank Holdings Corp. Class A                           246,244   5,993,579       0.1%
    National General Holdings Corp.                                426,188   8,758,163       0.1%
    National Interstate Corp.                                      128,668   4,168,843       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#   National Western Life Group, Inc. Class A                        4,334 $   933,544       0.0%
*   Nationstar Mortgage Holdings, Inc.                              30,257     457,183       0.0%
    Navigators Group, Inc. (The)                                    91,595   8,536,654       0.1%
#   NBT Bancorp, Inc.                                              393,896  13,278,234       0.1%
    Nelnet, Inc. Class A                                           270,654  10,604,224       0.1%
#*  NewStar Financial, Inc.                                        211,694   2,059,783       0.0%
*   Nicholas Financial, Inc.                                        23,256     223,723       0.0%
*   NMI Holdings, Inc. Class A                                     145,204   1,110,811       0.0%
    Northeast Bancorp                                                  493       5,522       0.0%
#   Northfield Bancorp, Inc.                                       454,756   7,480,736       0.1%
    Northrim BanCorp, Inc.                                          33,720     827,826       0.0%
#   NorthStar Asset Management Group, Inc.                         559,228   7,661,424       0.1%
#   Northwest Bancshares, Inc.                                   1,187,694  18,694,304       0.1%
#   Norwood Financial Corp.                                          1,963      56,927       0.0%
    Ocean Shore Holding Co.                                          4,043      97,436       0.0%
#   OceanFirst Financial Corp.                                     168,497   3,484,518       0.0%
    OFG Bancorp                                                    381,130   4,059,034       0.0%
    Ohio Valley Banc Corp.                                           6,595     159,269       0.0%
    Old Line Bancshares, Inc.                                        5,120     100,787       0.0%
#   Old National Bancorp.                                        1,113,733  16,371,875       0.1%
    Old Second Bancorp, Inc.                                        66,794     517,654       0.0%
    OM Asset Management P.L.C.                                      31,287     440,208       0.0%
    OneBeacon Insurance Group, Ltd. Class A                        214,473   2,946,859       0.0%
    Oppenheimer Holdings, Inc. Class A                              53,996     755,944       0.0%
    Opus Bank                                                      116,337   2,332,557       0.0%
    Oritani Financial Corp.                                        439,421   6,876,939       0.1%
    Orrstown Financial Services, Inc.                                  800      16,720       0.0%
    Pacific Continental Corp.                                      135,576   2,325,128       0.0%
*   Pacific Mercantile Bancorp                                      24,984     139,910       0.0%
*   Pacific Premier Bancorp, Inc.                                  229,849   5,941,597       0.1%
#   Park National Corp.                                             71,458   6,926,424       0.1%
    Park Sterling Corp.                                            266,741   2,296,640       0.0%
*   Patriot National Bancorp, Inc.                                     310       4,030       0.0%
    Peapack Gladstone Financial Corp.                               75,237   1,591,263       0.0%
#   Penns Woods Bancorp, Inc.                                       17,051     724,667       0.0%
*   PennyMac Financial Services, Inc. Class A                       76,626   1,310,305       0.0%
    People's Utah Bancorp                                              615      12,331       0.0%
    Peoples Bancorp of North Carolina, Inc.                          3,975      82,481       0.0%
#   Peoples Bancorp, Inc.                                          105,394   2,610,609       0.0%
*   PHH Corp.                                                      540,347   7,845,838       0.1%
*   PICO Holdings, Inc.                                            171,708   2,077,667       0.0%
#   Pinnacle Financial Partners, Inc.                              520,538  26,859,761       0.2%
*   Piper Jaffray Cos.                                              66,084   3,737,050       0.0%
    Popular, Inc.                                                  537,332  19,505,152       0.2%
#*  PRA Group, Inc.                                                418,982  13,365,526       0.1%
    Preferred Bank                                                  84,215   3,193,433       0.0%
    Premier Financial Bancorp, Inc.                                 31,236     525,390       0.0%
#   Primerica, Inc.                                                604,825  33,083,927       0.3%
    PrivateBancorp, Inc.                                           716,638  32,420,703       0.3%
    ProAssurance Corp.                                             573,835  30,585,405       0.2%
#   Prosperity Bancshares, Inc.                                    113,419   6,291,352       0.1%
    Provident Financial Holdings, Inc.                              53,608   1,022,841       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#   Provident Financial Services, Inc.                             471,116 $10,689,622       0.1%
#   Prudential Bancorp, Inc.                                         8,493     125,272       0.0%
    Pzena Investment Management, Inc. Class A                       98,236     715,158       0.0%
    QCR Holdings, Inc.                                              20,110     653,575       0.0%
    Radian Group, Inc.                                             448,182   6,090,793       0.1%
*   Regional Management Corp.                                       53,336   1,187,793       0.0%
#   Renasant Corp.                                                 386,207  13,030,624       0.1%
    Republic Bancorp, Inc. Class A                                  86,678   2,742,492       0.0%
#*  Republic First Bancorp, Inc.                                    21,386      84,475       0.0%
    Riverview Bancorp, Inc.                                         40,565     212,155       0.0%
#   RLI Corp.                                                      478,120  26,650,409       0.2%
*   Royal Bancshares of Pennsylvania, Inc. Class A                  16,590      43,134       0.0%
#   S&T Bancorp, Inc.                                              253,193   7,947,728       0.1%
*   Safeguard Scientifics, Inc.                                    183,629   2,166,822       0.0%
    Safety Insurance Group, Inc.                                   153,438  10,387,753       0.1%
    Salisbury Bancorp, Inc.                                          2,458      76,690       0.0%
    Sandy Spring Bancorp, Inc.                                     196,947   6,243,220       0.1%
    SB Financial Group, Inc.                                           790      10,088       0.0%
*   Seacoast Banking Corp. of Florida                              198,738   3,460,029       0.0%
*   Security National Financial Corp. Class A                        1,728      10,800       0.0%
*   Select Bancorp, Inc.                                             2,400      19,440       0.0%
#   Selective Insurance Group, Inc.                                503,815  18,615,964       0.1%
#   ServisFirst Bancshares, Inc.                                    82,204   4,450,525       0.0%
    Shore Bancshares, Inc.                                          20,487     261,619       0.0%
    SI Financial Group, Inc.                                         9,513     124,145       0.0%
    Sierra Bancorp                                                  60,623   1,082,727       0.0%
    Silvercrest Asset Management Group, Inc. Class A                17,650     203,858       0.0%
#   Simmons First National Corp. Class A                           258,838  12,773,655       0.1%
*   SLM Corp.                                                    2,085,064  14,699,701       0.1%
#   South State Corp.                                              234,298  17,185,758       0.1%
#*  Southern First Bancshares, Inc.                                  3,037      80,632       0.0%
    Southern Missouri Bancorp, Inc.                                  2,214      54,442       0.0%
    Southern National Bancorp of Virginia, Inc.                      3,183      41,761       0.0%
#   Southside Bancshares, Inc.                                     207,134   6,756,711       0.1%
    Southwest Bancorp, Inc.                                        161,023   3,003,079       0.0%
    Southwest Georgia Financial Corp.                                1,844      29,559       0.0%
#   State Auto Financial Corp.                                     176,407   4,039,720       0.0%
    State Bank Financial Corp.                                     132,172   2,914,393       0.0%
    State National Cos., Inc.                                       41,745     427,051       0.0%
#   Sterling Bancorp                                             1,390,498  25,028,964       0.2%
#   Stewart Information Services Corp.                             304,177  13,672,756       0.1%
#*  Stifel Financial Corp.                                         382,441  14,968,741       0.1%
#   Stock Yards Bancorp, Inc.                                      171,486   5,847,673       0.0%
    Stonegate Bank                                                  10,049     348,097       0.0%
    Suffolk Bancorp                                                 87,630   3,154,680       0.0%
#   Summit Financial Group, Inc.                                       561      11,091       0.0%
    Summit State Bank                                                  195       2,574       0.0%
#   Sun Bancorp, Inc.                                               67,676   1,556,548       0.0%
    Sussex Bancorp                                                  10,149     168,981       0.0%
    Synovus Financial Corp.                                        326,875  10,809,756       0.1%
    TCF Financial Corp.                                          1,728,341  24,715,276       0.2%
    Territorial Bancorp, Inc.                                       62,011   1,768,554       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#*  Texas Capital Bancshares, Inc.                                 519,188 $30,787,848       0.2%
    TheStreet, Inc.                                                105,930     111,227       0.0%
#*  Third Point Reinsurance, Ltd.                                   19,087     224,272       0.0%
    Timberland Bancorp, Inc.                                        76,138   1,253,231       0.0%
#   Tiptree Financial, Inc. Class A                                306,566   1,778,083       0.0%
#   Tompkins Financial Corp.                                       127,632  10,118,665       0.1%
#   Towne Bank                                                     159,840   3,964,032       0.0%
    Trico Bancshares                                               179,895   4,734,836       0.0%
#*  TriState Capital Holdings, Inc.                                 53,648     946,887       0.0%
#   TrustCo Bank Corp. NY                                          920,637   6,444,459       0.1%
#   Trustmark Corp.                                                658,156  18,217,758       0.1%
#   UMB Financial Corp.                                            504,045  31,275,992       0.2%
    Umpqua Holdings Corp.                                          234,305   3,580,180       0.0%
*   Unico American Corp.                                            11,600     131,370       0.0%
    Union Bankshares Corp.                                         339,842   9,491,787       0.1%
#   Union Bankshares, Inc.                                           2,252      74,316       0.0%
    United Bancshares, Inc.                                            900      17,550       0.0%
#   United Bankshares, Inc.                                        780,243  29,415,161       0.2%
    United Community Banks, Inc.                                   704,740  15,201,242       0.1%
    United Community Financial Corp.                               487,899   3,586,058       0.0%
    United Financial Bancorp, Inc.                                 413,820   6,087,292       0.1%
#   United Fire Group, Inc.                                        108,752   4,297,879       0.0%
#   United Insurance Holdings Corp.                                176,927   2,565,441       0.0%
*   United Security Bancshares                                      31,256     193,790       0.0%
    Unity Bancorp, Inc.                                             11,480     141,204       0.0%
#   Universal Insurance Holdings, Inc.                             314,070   6,689,691       0.1%
    Univest Corp. of Pennsylvania                                  159,672   3,792,210       0.0%
#   Valley National Bancorp                                      2,641,958  26,049,706       0.2%
#   Value Line, Inc.                                                26,515     474,884       0.0%
*   Veritex Holdings, Inc.                                           1,311      23,113       0.0%
#   Virtus Investment Partners, Inc.                                85,139   9,135,415       0.1%
#   Waddell & Reed Financial, Inc. Class A                          52,312     822,345       0.0%
*   Walker & Dunlop, Inc.                                          323,377   7,783,684       0.1%
    Washington Federal, Inc.                                       873,908  23,813,993       0.2%
    Washington Trust Bancorp, Inc.                                 147,968   6,791,731       0.1%
    WashingtonFirst Bankshares, Inc.                                   633      15,477       0.0%
    Waterstone Financial, Inc.                                     166,845   2,828,023       0.0%
    Wayne Savings Bancshares, Inc.                                   2,043      29,930       0.0%
#   Webster Financial Corp.                                        566,940  22,904,376       0.2%
    WesBanco, Inc.                                                 340,350  11,200,918       0.1%
    West Bancorporation, Inc.                                       85,451   1,649,204       0.0%
#   Westamerica Bancorporation                                     202,153  10,018,703       0.1%
*   Western Alliance Bancorp                                       669,999  25,031,163       0.2%
#   Western New England Bancorp, Inc.                              145,123   1,146,472       0.0%
    Westwood Holdings Group, Inc.                                   76,832   3,960,690       0.0%
    Wintrust Financial Corp.                                       515,583  27,815,703       0.2%
#   WisdomTree Investments, Inc.                                 1,219,572  10,463,928       0.1%
#*  World Acceptance Corp.                                          62,610   2,975,227       0.0%
    WSFS Financial Corp.                                           252,596   8,853,490       0.1%
    WVS Financial Corp.                                              4,423      54,182       0.0%
#*  Xenith Bankshares, Inc.                                          3,123       7,308       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Financials -- (Continued)
    Yadkin Financial Corp.                                         281,067 $    7,796,799       0.1%
                                                                           --------------      ----
Total Financials                                                            2,534,199,142      19.5%
                                                                           --------------      ----
Health Care -- (6.8%)
#   Abaxis, Inc.                                                   210,408     10,044,878       0.1%
#*  Accuray, Inc.                                                  230,968      1,131,743       0.0%
#   Aceto Corp.                                                    324,409      5,946,417       0.1%
*   Achillion Pharmaceuticals, Inc.                                 14,181         89,057       0.0%
#*  Acorda Therapeutics, Inc.                                      410,503      7,265,903       0.1%
#*  Adamas Pharmaceuticals, Inc.                                    16,141        221,777       0.0%
#   Adcare Health Systems, Inc.                                        970          1,630       0.0%
#*  Addus HomeCare Corp.                                           125,562      3,176,719       0.0%
#*  Adeptus Health, Inc. Class A                                    26,897        810,138       0.0%
#*  Air Methods Corp.                                              404,953     10,711,007       0.1%
*   Akebia Therapeutics, Inc.                                        1,782         13,401       0.0%
#*  Akorn, Inc.                                                    156,157      3,739,960       0.0%
#*  Albany Molecular Research, Inc.                                225,352      3,513,238       0.0%
*   Alere, Inc.                                                    172,864      7,723,564       0.1%
*   Alliance HealthCare Services, Inc.                              49,628        414,394       0.0%
#*  Allied Healthcare Products, Inc.                                13,770         16,386       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        2,215,457     26,607,639       0.2%
*   Almost Family, Inc.                                             97,424      3,823,892       0.0%
#*  AMAG Pharmaceuticals, Inc.                                      80,578      2,070,855       0.0%
#*  Amedisys, Inc.                                                 258,588     11,186,517       0.1%
*   American Shared Hospital Services                               10,189         29,803       0.0%
#*  Amicus Therapeutics, Inc.                                      150,497      1,038,429       0.0%
#*  AMN Healthcare Services, Inc.                                  506,877     16,625,566       0.1%
#*  Amphastar Pharmaceuticals, Inc.                                119,966      2,176,183       0.0%
#*  Amsurg Corp.                                                   245,104     14,644,964       0.1%
#   Analogic Corp.                                                 138,403     11,328,286       0.1%
*   AngioDynamics, Inc.                                            282,764      4,507,258       0.0%
#*  ANI Pharmaceuticals, Inc.                                        6,827        407,572       0.0%
*   Anika Therapeutics, Inc.                                       155,459      6,896,161       0.1%
#*  Aptevo Therapeutics, Inc.                                      198,394        438,451       0.0%
#*  Aralez Pharmaceuticals, Inc.                                    90,122        366,797       0.0%
#*  ArQule, Inc.                                                    48,652         65,194       0.0%
*   Arrhythmia Research Technology, Inc.                             6,674         27,697       0.0%
#*  Assembly Biosciences, Inc.                                      12,557        177,305       0.0%
#   Atrion Corp.                                                    10,293      4,520,171       0.0%
*   Aviragen Therapeutics, Inc.                                     24,681         31,098       0.0%
*   Bioanalytical Systems, Inc.                                      5,617          4,269       0.0%
*   BioScrip, Inc.                                                 362,732        975,749       0.0%
*   BioSpecifics Technologies Corp.                                 71,518      3,103,166       0.0%
*   BioTelemetry, Inc.                                             367,900      6,511,830       0.1%
*   Bovie Medical Corp.                                             49,146        270,794       0.0%
#*  Brookdale Senior Living, Inc.                                  127,109      1,834,183       0.0%
    Bruker Corp.                                                    79,415      1,627,213       0.0%
*   Caladrius Biosciences, Inc.                                      1,800          7,398       0.0%
*   Cambrex Corp.                                                  336,748     13,570,944       0.1%
    Cantel Medical Corp.                                           414,757     29,543,141       0.2%
#*  Capital Senior Living Corp.                                    305,345      4,876,360       0.0%
#*  Cara Therapeutics, Inc.                                         34,366        240,218       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
#*  Catalent, Inc.                                               291,680 $ 6,653,221       0.1%
#*  Catalyst Biosciences, Inc.                                     6,488       4,671       0.0%
*   Celsion Corp.                                                  7,476       7,850       0.0%
*   Charles River Laboratories International, Inc.               201,659  15,301,885       0.1%
#   Chemed Corp.                                                 170,115  24,057,663       0.2%
*   Civitas Solutions, Inc.                                       15,032     257,047       0.0%
#   Computer Programs & Systems, Inc.                             79,161   2,066,102       0.0%
*   Concert Pharmaceuticals, Inc.                                 87,748     677,415       0.0%
#   CONMED Corp.                                                 163,245   6,529,800       0.1%
*   CorVel Corp.                                                 179,339   6,196,162       0.1%
*   Cross Country Healthcare, Inc.                               302,254   3,376,177       0.0%
    CryoLife, Inc.                                               347,552   5,908,384       0.0%
#*  Cumberland Pharmaceuticals, Inc.                             140,275     666,306       0.0%
*   Cutera, Inc.                                                  93,260   1,221,706       0.0%
#*  Cyclacel Pharmaceuticals, Inc.                                 6,748      26,587       0.0%
#*  Cynosure, Inc. Class A                                       266,209  11,353,814       0.1%
#*  Depomed, Inc.                                                483,693  10,815,375       0.1%
#*  Derma Sciences, Inc.                                           8,080      35,956       0.0%
    Digirad Corp.                                                125,409     551,800       0.0%
#*  Diplomat Pharmacy, Inc.                                       56,311   1,304,726       0.0%
*   Electromed, Inc.                                              32,210     131,095       0.0%
#*  Emergent BioSolutions, Inc.                                  396,789  10,602,202       0.1%
#*  Endocyte, Inc.                                                 3,082       8,476       0.0%
#   Ensign Group, Inc. (The)                                     490,209   9,054,160       0.1%
*   Enzo Biochem, Inc.                                           376,559   2,297,010       0.0%
*   Epizyme, Inc.                                                  2,911      26,345       0.0%
*   Exactech, Inc.                                                78,364   1,892,491       0.0%
#*  Five Prime Therapeutics, Inc.                                210,813  10,230,755       0.1%
*   Five Star Quality Care, Inc.                                 269,050     753,340       0.0%
#*  Fluidigm Corp.                                                25,299     117,134       0.0%
#*  Fortress Biotech, Inc.                                         4,900      11,662       0.0%
#*  Genesis Healthcare, Inc.                                     121,562     318,492       0.0%
#*  Globus Medical, Inc. Class A                                 773,383  17,114,966       0.1%
*   Haemonetics Corp.                                            482,927  16,134,591       0.1%
#*  Halyard Health, Inc.                                         377,184  12,201,902       0.1%
#*  Harvard Bioscience, Inc.                                     203,216     487,718       0.0%
#*  HealthEquity, Inc.                                            70,580   2,345,373       0.0%
#   HealthSouth Corp.                                             57,885   2,324,083       0.0%
*   HealthStream, Inc.                                           298,229   8,043,236       0.1%
#*  Healthways, Inc.                                             323,754   8,029,099       0.1%
    Hill-Rom Holdings, Inc.                                      421,103  23,333,317       0.2%
*   HMS Holdings Corp.                                           777,155  16,374,656       0.1%
#*  Horizon Pharma P.L.C.                                        822,781  13,756,898       0.1%
*   Icad, Inc.                                                    12,751      48,071       0.0%
*   ICU Medical, Inc.                                            173,429  24,158,660       0.2%
#*  Idera Pharmaceuticals, Inc.                                   60,648      94,004       0.0%
#*  Ignyta, Inc.                                                   3,300      16,500       0.0%
*   Impax Laboratories, Inc.                                     666,682  13,400,308       0.1%
*   INC Research Holdings, Inc. Class A                          266,623  12,184,671       0.1%
*   InfuSystems Holdings, Inc.                                    14,909      38,018       0.0%
    Innoviva, Inc.                                                 4,059      41,808       0.0%
#*  Inogen, Inc.                                                 189,172  10,152,861       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Health Care -- (Continued)
#*         Insys Therapeutics, Inc.                                     333,854 $ 3,608,962       0.0%
*          Integer Holdings Corp.                                       268,210   5,914,030       0.1%
#*         Integra LifeSciences Holdings Corp.                          391,182  31,102,881       0.2%
*          Interpace Diagnostics Group, Inc.                             25,374       3,235       0.0%
#          Invacare Corp.                                               257,777   2,358,660       0.0%
#*         iRadimed Corp.                                                 1,100      10,395       0.0%
*          IRIDEX Corp.                                                  50,265     681,091       0.0%
*          Juniper Pharmaceuticals, Inc.                                 21,455     121,221       0.0%
#*         K2M Group Holdings, Inc.                                       7,015     119,746       0.0%
*          Karyopharm Therapeutics, Inc.                                 22,437     162,444       0.0%
           Kewaunee Scientific Corp.                                     11,435     252,142       0.0%
#          Kindred Healthcare, Inc.                                     652,689   6,428,987       0.1%
#          Landauer, Inc.                                                82,370   3,583,095       0.0%
#*         Lannett Co., Inc.                                            281,152   6,157,229       0.1%
           LeMaitre Vascular, Inc.                                      227,319   4,760,060       0.0%
*          LHC Group, Inc.                                              169,965   5,824,701       0.0%
#*         LifePoint Health, Inc.                                       409,220  24,491,817       0.2%
#*         Ligand Pharmaceuticals, Inc.                                 121,772  11,657,234       0.1%
#*         Lipocine, Inc.                                                81,521     261,682       0.0%
*          LivaNova P.L.C.                                              191,661  10,863,345       0.1%
#*         Luminex Corp.                                                423,440   8,820,255       0.1%
*          Magellan Health, Inc.                                        217,726  11,202,003       0.1%
*          Masimo Corp.                                                 498,536  27,419,480       0.2%
(degrees)* Medcath Corp.                                                 65,962          --       0.0%
#*         Medicines Co. (The)                                          586,868  19,337,301       0.2%
#*         MediciNova, Inc.                                              25,896     175,834       0.0%
#          Meridian Bioscience, Inc.                                    404,807   6,659,075       0.1%
*          Merit Medical Systems, Inc.                                  454,831   9,983,540       0.1%
#*         MiMedx Group, Inc.                                             3,062      27,282       0.0%
*          Misonix, Inc.                                                 86,409     531,415       0.0%
#*         Molina Healthcare, Inc.                                      375,014  20,404,512       0.2%
#*         Momenta Pharmaceuticals, Inc.                                301,890   3,366,073       0.0%
#*         Myriad Genetics, Inc.                                        687,063  13,542,012       0.1%
           National HealthCare Corp.                                     51,643   3,341,302       0.0%
#          National Research Corp. Class A                               89,260   1,370,141       0.0%
#          National Research Corp. Class B                               14,736     547,590       0.0%
*          Natus Medical, Inc.                                          330,712  13,013,517       0.1%
*          Neogen Corp.                                                 348,462  18,360,463       0.1%
#*         NeoGenomics, Inc.                                              7,000      56,420       0.0%
#*         NewLink Genetics Corp.                                        13,286     161,425       0.0%
#*         Nobilis Health Corp.                                           2,882       9,655       0.0%
#*         NuVasive, Inc.                                               483,734  28,893,432       0.2%
#*         Nuvectra Corp.                                                89,403     480,094       0.0%
#*         Ocera Therapeutics, Inc.                                       9,700      22,310       0.0%
#*         Ohr Pharmaceutical, Inc.                                      18,870      59,441       0.0%
*          Omnicell, Inc.                                               355,445  11,596,393       0.1%
*          OraSure Technologies, Inc.                                   474,689   3,564,914       0.0%
*          Orthofix International NV                                    207,689   7,611,802       0.1%
#*         Otonomy, Inc.                                                 16,326     246,523       0.0%
#          Owens & Minor, Inc.                                          631,374  20,488,086       0.2%
*          Pain Therapeutics, Inc.                                       34,648      19,483       0.0%
#*         PAREXEL International Corp.                                  224,390  13,072,961       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Health Care -- (Continued)
#   PDL BioPharma, Inc.                                            694,501 $    2,236,293       0.0%
*   PharMerica Corp.                                               271,327      6,457,583       0.1%
    Phibro Animal Health Corp. Class A                             141,853      3,681,085       0.0%
#*  Prestige Brands Holdings, Inc.                                 528,257     23,919,477       0.2%
#*  Progenics Pharmaceuticals, Inc.                                 32,358        162,761       0.0%
*   ProPhase Labs, Inc.                                             15,982         32,284       0.0%
*   Providence Service Corp. (The)                                 151,531      6,131,702       0.1%
    Psychemedics Corp.                                              13,125        308,175       0.0%
#*  PTC Therapeutics, Inc.                                          25,748        159,895       0.0%
    Quality Systems, Inc.                                          584,693      7,536,693       0.1%
#*  Quidel Corp.                                                   275,904      5,324,947       0.0%
#*  Quorum Health Corp.                                             60,910        246,076       0.0%
#*  RadNet, Inc.                                                   427,761      2,972,939       0.0%
#*  Repligen Corp.                                                 240,109      6,859,914       0.1%
#*  Retrophin, Inc.                                                 48,437        913,037       0.0%
*   Rigel Pharmaceuticals, Inc.                                    407,140      1,058,564       0.0%
*   RTI Surgical, Inc.                                             486,345      1,240,180       0.0%
#*  SciClone Pharmaceuticals, Inc.                                 545,944      4,886,199       0.0%
#*  SeaSpine Holdings Corp.                                         90,390        841,531       0.0%
#*  Select Medical Holdings Corp.                                1,073,730     13,958,490       0.1%
#   Simulations Plus, Inc.                                          90,458        759,847       0.0%
    Span-America Medical Systems, Inc.                              12,193        223,254       0.0%
#*  Spectrum Pharmaceuticals, Inc.                                 360,539      1,276,308       0.0%
#*  Stemline Therapeutics, Inc.                                      9,944        113,362       0.0%
*   Sucampo Pharmaceuticals, Inc. Class A                          478,786      5,458,160       0.0%
#*  Supernus Pharmaceuticals, Inc.                                 394,203      7,805,219       0.1%
#*  Surgical Care Affiliates, Inc.                                 381,512     16,324,898       0.1%
*   Surmodics, Inc.                                                146,758      3,654,274       0.0%
#*  Tenax Therapeutics, Inc.                                         3,212          5,107       0.0%
#*  Tenet Healthcare Corp.                                         569,908     11,232,887       0.1%
*   Theravance Biopharma, Inc.                                       9,360        235,217       0.0%
#*  Titan Pharmaceuticals, Inc.                                      3,437         15,638       0.0%
*   TransEnterix, Inc.                                               5,765          8,648       0.0%
#*  Triple-S Management Corp. Class B                              184,502      3,815,501       0.0%
#*  Universal American Corp.                                       617,823      4,639,851       0.0%
    US Physical Therapy, Inc.                                      122,316      6,959,780       0.1%
#   Utah Medical Products, Inc.                                     18,776      1,166,928       0.0%
#*  Vascular Solutions, Inc.                                       154,730      7,055,688       0.1%
#*  Veeva Systems, Inc. Class A                                     36,362      1,412,664       0.0%
*   Verastem, Inc.                                                  19,273         24,091       0.0%
*   Versartis, Inc.                                                  6,307         69,692       0.0%
*   Vical, Inc.                                                        739          1,907       0.0%
#*  Wright Medical Group NV                                        113,155      2,479,226       0.0%
*   Xencor, Inc.                                                     4,008         85,330       0.0%
*   Zafgen, Inc.                                                    68,423        205,953       0.0%
*   Zogenix, Inc.                                                   12,203         99,454       0.0%
                                                                           --------------       ---
Total Health Care                                                           1,063,896,264       8.2%
                                                                           --------------       ---
Industrials -- (15.8%)
#   AAON, Inc.                                                     504,083     15,097,286       0.1%
    AAR Corp.                                                      253,645      8,159,760       0.1%
    ABM Industries, Inc.                                           593,483     23,193,316       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Acacia Research Corp.                                        215,375 $ 1,259,944       0.0%
*   ACCO Brands Corp.                                            955,012  10,600,633       0.1%
*   Accuride Corp.                                                 1,152       2,822       0.0%
    Acme United Corp.                                              7,500     163,950       0.0%
#   Actuant Corp. Class A                                        570,649  12,725,473       0.1%
#   Advanced Drainage Systems, Inc.                              137,368   2,623,729       0.0%
#*  Advisory Board Co. (The)                                     360,925  14,364,815       0.1%
*   Aegion Corp.                                                 256,792   4,753,220       0.0%
*   AeroCentury Corp.                                              2,989      26,752       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                            611,992  10,771,059       0.1%
#*  Aerovironment, Inc.                                          254,783   6,112,244       0.1%
#   Air Lease Corp.                                              370,564  11,213,267       0.1%
*   Air Transport Services Group, Inc.                           578,357   7,651,663       0.1%
#   Aircastle, Ltd.                                              269,149   5,531,012       0.0%
#   Alamo Group, Inc.                                             65,015   4,220,774       0.0%
    Albany International Corp. Class A                           279,064  11,371,858       0.1%
    Allegiant Travel Co.                                         154,418  21,294,242       0.2%
    Allied Motion Technologies, Inc.                              89,235   1,765,068       0.0%
*   Alpha PRO Tech, Ltd.                                          11,403      38,200       0.0%
    Altra Industrial Motion Corp.                                252,738   7,455,771       0.1%
    AMERCO                                                        49,173  15,852,883       0.1%
*   Ameresco, Inc. Class A                                       102,287     490,978       0.0%
#   American Railcar Industries, Inc.                            112,622   4,142,237       0.0%
#*  American Superconductor Corp.                                  5,712      36,614       0.0%
*   American Woodmark Corp.                                      167,784  12,533,465       0.1%
*   AMREP Corp.                                                    8,340      61,549       0.0%
#   Apogee Enterprises, Inc.                                     300,862  12,260,126       0.1%
    Applied Industrial Technologies, Inc.                        390,106  19,817,385       0.2%
*   ARC Document Solutions, Inc.                                 374,931   1,286,013       0.0%
    ArcBest Corp.                                                180,250   3,586,975       0.0%
    Argan, Inc.                                                  148,952   8,467,921       0.1%
*   Armstrong Flooring, Inc.                                     252,613   4,089,804       0.0%
#*  Armstrong World Industries, Inc.                             536,251  20,109,412       0.2%
*   Arotech Corp.                                                106,504     282,236       0.0%
*   Art's-Way Manufacturing Co., Inc.                                400       1,200       0.0%
    Astec Industries, Inc.                                       227,306  12,583,660       0.1%
*   Astronics Corp.                                              182,958   6,773,105       0.1%
#*  Astronics Corp. Class B                                       26,098     965,626       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                           173,931   7,279,012       0.1%
*   Avalon Holdings Corp. Class A                                 41,336     113,881       0.0%
#*  Avis Budget Group, Inc.                                       48,000   1,553,280       0.0%
    AZZ, Inc.                                                    265,310  14,127,757       0.1%
*   Babcock & Wilcox Enterprises, Inc.                           184,015   2,896,396       0.0%
    Barnes Group, Inc.                                           530,442  21,132,809       0.2%
#   Barrett Business Services, Inc.                               46,336   2,077,243       0.0%
*   Beacon Roofing Supply, Inc.                                  660,307  27,759,306       0.2%
*   Blue Bird Corp.                                               10,306     152,014       0.0%
*   BlueLinx Holdings, Inc.                                       11,950      94,166       0.0%
#*  BMC Stock Holdings, Inc.                                     157,954   2,614,139       0.0%
    Brady Corp. Class A                                          444,888  14,725,793       0.1%
#   Briggs & Stratton Corp.                                      316,280   5,889,134       0.1%
    Brink's Co. (The)                                            472,821  18,700,071       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   Broadwind Energy, Inc.                                           9,199 $    40,016       0.0%
#*  Builders FirstSource, Inc.                                   1,013,368   9,799,269       0.1%
#   BWX Technologies, Inc.                                         393,450  15,431,109       0.1%
*   CAI International, Inc.                                        127,768     972,314       0.0%
*   Casella Waste Systems, Inc. Class A                            510,641   5,719,179       0.1%
*   CBIZ, Inc.                                                     438,009   4,839,999       0.0%
    CDI Corp.                                                      114,797     706,002       0.0%
#   CEB, Inc.                                                      301,554  14,670,602       0.1%
    CECO Environmental Corp.                                       140,011   1,386,109       0.0%
#   Celadon Group, Inc.                                            197,572   1,284,218       0.0%
#*  Cenveo, Inc.                                                     3,300      27,225       0.0%
*   Chart Industries, Inc.                                         303,304   8,413,653       0.1%
    Chicago Rivet & Machine Co.                                      4,623     140,308       0.0%
#   CIRCOR International, Inc.                                     178,643   9,607,421       0.1%
*   Civeo Corp.                                                    121,947     137,800       0.0%
#   CLARCOR, Inc.                                                  480,948  29,919,775       0.2%
#*  Clean Harbors, Inc.                                            566,401  26,802,095       0.2%
#*  Colfax Corp.                                                     7,077     224,978       0.0%
    Columbus McKinnon Corp.                                        141,751   2,762,727       0.0%
    Comfort Systems USA, Inc.                                      370,883  10,699,975       0.1%
*   Commercial Vehicle Group, Inc.                                 267,949   1,216,488       0.0%
    CompX International, Inc.                                        9,814     109,426       0.0%
*   Continental Building Products, Inc.                            397,041   8,119,488       0.1%
*   Continental Materials Corp.                                        397       8,714       0.0%
    Copa Holdings SA Class A                                       158,587  14,626,479       0.1%
#   Covanta Holding Corp.                                        1,331,716  19,975,740       0.2%
*   Covenant Transportation Group, Inc. Class A                    151,881   2,428,577       0.0%
*   CPI Aerostructures, Inc.                                        28,946     195,386       0.0%
*   CRA International, Inc.                                         52,304   1,628,747       0.0%
    Crane Co.                                                      180,999  12,309,742       0.1%
*   CSW Industrials, Inc.                                              438      13,556       0.0%
    Cubic Corp.                                                    209,198   8,932,755       0.1%
    Curtiss-Wright Corp.                                           226,321  20,282,888       0.2%
#   Deluxe Corp.                                                   422,934  25,883,561       0.2%
#*  DigitalGlobe, Inc.                                             599,889  15,057,214       0.1%
    Douglas Dynamics, Inc.                                         221,696   7,116,442       0.1%
*   Ducommun, Inc.                                                  96,539   1,838,103       0.0%
#*  DXP Enterprises, Inc.                                          178,908   3,898,405       0.0%
#*  Dycom Industries, Inc.                                         334,030  25,696,928       0.2%
    Dynamic Materials Corp.                                         89,196     967,777       0.0%
    Eastern Co. (The)                                               20,021     394,414       0.0%
#*  Echo Global Logistics, Inc.                                    296,784   6,291,821       0.1%
    Ecology and Environment, Inc. Class A                           10,494     102,841       0.0%
    EMCOR Group, Inc.                                              543,968  32,888,305       0.3%
    Encore Wire Corp.                                              163,347   5,578,300       0.0%
#*  Energy Focus, Inc.                                              15,223      62,262       0.0%
*   Energy Recovery, Inc.                                          163,092   1,991,353       0.0%
    EnerSys                                                        439,795  28,643,848       0.2%
*   Engility Holdings, Inc.                                        110,308   3,169,149       0.0%
    Ennis, Inc.                                                    135,235   1,981,193       0.0%
    EnPro Industries, Inc.                                         213,809  11,571,343       0.1%
    EnviroStar, Inc.                                                 7,443      58,428       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    ESCO Technologies, Inc.                                      205,480 $ 9,154,134       0.1%
    Espey Manufacturing & Electronics Corp.                       13,081     332,584       0.0%
    Essendant, Inc.                                              314,452   4,826,838       0.0%
#*  Esterline Technologies Corp.                                 271,413  19,935,285       0.2%
#*  ExOne Co. (The)                                                2,693      32,127       0.0%
#   Exponent, Inc.                                               249,466  14,281,928       0.1%
    Federal Signal Corp.                                         714,526   8,774,379       0.1%
    Forward Air Corp.                                            304,541  12,583,634       0.1%
*   Franklin Covey Co.                                           138,921   2,542,254       0.0%
    Franklin Electric Co., Inc.                                  453,794  16,540,791       0.1%
    FreightCar America, Inc.                                     115,070   1,502,814       0.0%
*   FTI Consulting, Inc.                                         408,672  15,921,861       0.1%
#*  Fuel Tech, Inc.                                              139,356     179,072       0.0%
    G&K Services, Inc. Class A                                   192,104  18,192,249       0.1%
#   GATX Corp.                                                   256,456  11,225,079       0.1%
*   Gencor Industries, Inc.                                       23,251     281,337       0.0%
#*  Generac Holdings, Inc.                                       651,636  24,820,815       0.2%
#   General Cable Corp.                                          532,889   7,460,446       0.1%
#*  Genesee & Wyoming, Inc. Class A                                3,311     224,949       0.0%
*   Gibraltar Industries, Inc.                                   216,853   8,435,582       0.1%
    Global Brass & Copper Holdings, Inc.                         226,233   6,492,887       0.1%
*   Goldfield Corp. (The)                                        142,580     392,095       0.0%
    Gorman-Rupp Co. (The)                                        229,058   5,501,973       0.0%
*   GP Strategies Corp.                                          163,813   4,234,566       0.0%
#   Graham Corp.                                                  64,236   1,146,613       0.0%
    Granite Construction, Inc.                                   421,333  20,712,730       0.2%
*   Great Lakes Dredge & Dock Corp.                              467,951   1,661,226       0.0%
#   Greenbrier Cos., Inc. (The)                                  202,054   6,364,701       0.1%
#   Griffon Corp.                                                268,088   4,477,070       0.0%
    H&E Equipment Services, Inc.                                 369,154   5,149,698       0.0%
    Hardinge, Inc.                                                84,554     820,174       0.0%
    Harsco Corp.                                                 623,141   6,075,625       0.1%
#*  Hawaiian Holdings, Inc.                                      587,229  26,439,986       0.2%
*   HC2 Holdings, Inc.                                             4,890      19,462       0.0%
#   Healthcare Services Group, Inc.                              658,485  24,344,190       0.2%
#   Heartland Express, Inc.                                      833,640  15,338,976       0.1%
    HEICO Corp.                                                  139,546   9,427,728       0.1%
    HEICO Corp. Class A                                          164,730   9,883,800       0.1%
    Heidrick & Struggles International, Inc.                     161,771   2,992,764       0.0%
*   Heritage-Crystal Clean, Inc.                                  16,470     215,757       0.0%
    Herman Miller, Inc.                                          602,616  16,752,725       0.1%
#*  Hill International, Inc.                                     194,332     748,178       0.0%
    Hillenbrand, Inc.                                            606,517  18,407,791       0.1%
    HNI Corp.                                                    426,644  17,347,345       0.1%
#   Houston Wire & Cable Co.                                     124,798     667,669       0.0%
*   Hub Group, Inc. Class A                                      341,833  12,459,813       0.1%
    Hudson Global, Inc.                                          123,326     177,589       0.0%
*   Hudson Technologies, Inc.                                    233,604   1,424,984       0.0%
    Hurco Cos., Inc.                                              46,448   1,216,938       0.0%
*   Huron Consulting Group, Inc.                                 230,796  12,936,116       0.1%
*   Huttig Building Products, Inc.                               103,506     499,934       0.0%
    Hyster-Yale Materials Handling, Inc.                         118,703   6,909,702       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   ICF International, Inc.                                        147,033 $ 6,822,331       0.1%
*   IES Holdings, Inc.                                             206,533   3,087,668       0.0%
#*  InnerWorkings, Inc.                                            718,378   6,328,910       0.1%
*   Innovative Solutions & Support, Inc.                            46,017     146,794       0.0%
    Insperity, Inc.                                                227,112  17,078,822       0.1%
    Insteel Industries, Inc.                                       222,807   5,993,508       0.1%
    Interface, Inc.                                                620,050   9,827,793       0.1%
#*  Intersections, Inc.                                             93,658     206,048       0.0%
#   ITT, Inc.                                                      177,994   6,268,949       0.1%
    John Bean Technologies Corp.                                   290,797  23,220,140       0.2%
    Joy Global, Inc.                                               145,190   4,040,638       0.0%
    Kadant, Inc.                                                    37,897   1,957,380       0.0%
#   Kaman Corp.                                                    266,546  11,637,398       0.1%
    KBR, Inc.                                                    1,256,096  18,602,782       0.1%
    Kelly Services, Inc. Class A                                   246,469   4,616,364       0.0%
#   Kelly Services, Inc. Class B                                       350       6,433       0.0%
    Kennametal, Inc.                                               862,973  24,430,766       0.2%
*   Key Technology, Inc.                                            20,756     213,994       0.0%
#*  KEYW Holding Corp. (The)                                        16,970     178,015       0.0%
    Kforce, Inc.                                                   295,310   5,123,629       0.0%
    Kimball International, Inc. Class B                            426,191   5,327,388       0.0%
#*  Kirby Corp.                                                     63,117   3,720,747       0.0%
#*  KLX, Inc.                                                      373,723  12,863,546       0.1%
#   Knight Transportation, Inc.                                    885,127  25,889,965       0.2%
    Knoll, Inc.                                                    504,228  10,911,494       0.1%
#   Korn/Ferry International                                       521,054  10,624,291       0.1%
#*  Kratos Defense & Security Solutions, Inc.                      529,816   2,977,566       0.0%
#   Landstar System, Inc.                                          405,580  28,857,017       0.2%
*   Lawson Products, Inc.                                           51,348     967,910       0.0%
#*  Layne Christensen Co.                                          106,626     913,785       0.0%
    LB Foster Co. Class A                                           76,174     944,558       0.0%
#   Lindsay Corp.                                                   78,444   6,142,165       0.1%
#*  LMI Aerospace, Inc.                                            107,333     806,071       0.0%
    LS Starrett Co. (The) Class A                                   31,156     286,635       0.0%
*   LSC Communications, Inc.                                       114,657   2,779,286       0.0%
    LSI Industries, Inc.                                           236,486   2,033,780       0.0%
*   Lydall, Inc.                                                   124,554   5,822,900       0.1%
#*  Manitex International, Inc.                                      8,718      48,385       0.0%
#   Manitowoc Co., Inc. (The)                                    1,169,799   4,725,988       0.0%
#*  Manitowoc Foodservice, Inc.                                  1,404,250  21,218,217       0.2%
    Marten Transport, Ltd.                                         225,431   4,621,336       0.0%
*   MasTec, Inc.                                                   938,450  26,792,747       0.2%
*   Mastech Digital, Inc.                                            2,673      19,767       0.0%
    Matson, Inc.                                                   438,415  17,510,295       0.1%
#   Matthews International Corp. Class A                           330,869  19,819,053       0.2%
    McGrath RentCorp                                               169,823   5,111,672       0.0%
*   Mercury Systems, Inc.                                          399,428  11,096,110       0.1%
#*  Meritor, Inc.                                                  986,123  10,137,344       0.1%
*   MFRI, Inc.                                                      39,691     317,528       0.0%
    Miller Industries, Inc.                                         72,894   1,600,023       0.0%
*   Mistras Group, Inc.                                            256,450   5,370,063       0.0%
#   Mobile Mini, Inc.                                              400,479  10,152,143       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   Moog, Inc. Class A                                             302,763 $17,581,447       0.1%
*   Moog, Inc. Class B                                              10,012     581,347       0.0%
#*  MRC Global, Inc.                                             1,244,494  18,343,842       0.1%
#   MSA Safety, Inc.                                               366,367  21,359,196       0.2%
    Mueller Industries, Inc.                                       570,665  17,285,443       0.1%
    Mueller Water Products, Inc. Class A                         1,605,101  19,774,844       0.2%
#   Multi-Color Corp.                                              162,310  10,537,977       0.1%
*   MYR Group, Inc.                                                169,783   5,066,325       0.0%
    National Presto Industries, Inc.                                28,173   2,458,094       0.0%
*   Navigant Consulting, Inc.                                      400,995   9,383,283       0.1%
#*  Navistar International Corp.                                    23,609     526,481       0.0%
*   NCI Building Systems, Inc.                                     312,382   4,498,301       0.0%
#*  Neff Corp. Class A                                              24,939     225,698       0.0%
*   NL Industries, Inc.                                            150,075     480,240       0.0%
#   NN, Inc.                                                       232,263   4,099,442       0.0%
#*  Northwest Pipe Co.                                              77,807   1,020,050       0.0%
#*  NOW, Inc.                                                      661,484  14,261,595       0.1%
#*  NV5 Global, Inc.                                                45,393   1,298,240       0.0%
#   Omega Flex, Inc.                                                26,992   1,026,506       0.0%
*   On Assignment, Inc.                                            530,518  18,255,124       0.1%
#*  Orion Energy Systems, Inc.                                      91,635     109,046       0.0%
*   Orion Marine Group, Inc.                                       135,593   1,095,591       0.0%
    Oshkosh Corp.                                                  125,544   6,716,604       0.1%
*   PAM Transportation Services, Inc.                               22,780     448,766       0.0%
    Park-Ohio Holdings Corp.                                        91,873   2,935,342       0.0%
#*  Patrick Industries, Inc.                                       148,113   8,494,281       0.1%
#*  Patriot Transportation Holding, Inc.                            12,982     277,425       0.0%
*   Pendrell Corp.                                                  10,635      70,935       0.0%
*   Performant Financial Corp.                                     273,626     818,142       0.0%
#*  PGT, Inc.                                                      593,737   5,818,623       0.1%
*   Ply Gem Holdings, Inc.                                         259,944   3,561,233       0.0%
    Powell Industries, Inc.                                         80,890   2,862,697       0.0%
#*  Power Solutions International, Inc.                              3,235      30,894       0.0%
#   Preformed Line Products Co.                                     22,931     986,492       0.0%
#   Primoris Services Corp.                                        477,739   9,569,112       0.1%
#*  Proto Labs, Inc.                                               194,360   8,687,892       0.1%
    Providence and Worcester Railroad Co.                            5,591     139,719       0.0%
    Quad/Graphics, Inc.                                            157,443   3,740,846       0.0%
    Quanex Building Products Corp.                                 329,334   5,368,144       0.0%
*   Quanta Services, Inc.                                           11,900     342,125       0.0%
*   Radiant Logistics, Inc.                                        166,392     415,980       0.0%
#   Raven Industries, Inc.                                         356,322   7,643,107       0.1%
#*  RBC Bearings, Inc.                                             247,433  17,654,345       0.1%
    RCM Technologies, Inc.                                         146,273   1,035,613       0.0%
    Regal Beloit Corp.                                             256,054  15,132,791       0.1%
    Resources Connection, Inc.                                     345,013   5,123,443       0.0%
*   Revolution Lighting Technologies, Inc.                           1,600      10,976       0.0%
*   Rexnord Corp.                                                  976,524  19,423,062       0.2%
*   Roadrunner Transportation Systems, Inc.                        228,447   1,736,197       0.0%
*   RPX Corp.                                                      375,313   3,663,055       0.0%
    RR Donnelley & Sons Co.                                        305,752   5,427,098       0.0%
*   Rush Enterprises, Inc. Class A                                 201,562   5,291,003       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#*  Rush Enterprises, Inc. Class B                                37,831 $   960,907       0.0%
*   Saia, Inc.                                                   220,253   7,852,019       0.1%
    Servotronics, Inc.                                             1,500      16,275       0.0%
*   SIFCO Industries, Inc.                                        18,366     189,170       0.0%
    Simpson Manufacturing Co., Inc.                              480,448  20,563,174       0.2%
    SkyWest, Inc.                                                258,305   7,787,896       0.1%
*   SP Plus Corp.                                                139,990   3,527,748       0.0%
*   Sparton Corp.                                                 56,033   1,340,870       0.0%
#*  Spirit Airlines, Inc.                                        239,322  11,470,703       0.1%
*   SPX Corp.                                                    174,516   3,317,549       0.0%
*   SPX FLOW, Inc.                                                70,225   1,761,945       0.0%
    Standex International Corp.                                  127,736   9,759,030       0.1%
    Steelcase, Inc. Class A                                      852,485  11,380,675       0.1%
#*  Sterling Construction Co., Inc.                              160,140   1,165,819       0.0%
#   Sun Hydraulics Corp.                                         249,912   7,354,910       0.1%
#   Supreme Industries, Inc. Class A                             202,986   2,474,399       0.0%
#*  Swift Transportation Co.                                     838,400  18,763,392       0.2%
#*  TASER International, Inc.                                    502,003  11,234,827       0.1%
*   Taylor Devices, Inc.                                             769      10,997       0.0%
#*  Team, Inc.                                                   257,855   7,929,041       0.1%
*   Tel-Instrument Electronics Corp.                               8,400      32,340       0.0%
#*  Teledyne Technologies, Inc.                                   91,510   9,853,797       0.1%
#   Tennant Co.                                                  174,210  10,966,519       0.1%
    Terex Corp.                                                  417,153   9,961,614       0.1%
    Tetra Tech, Inc.                                             633,192  24,346,232       0.2%
    Textainer Group Holdings, Ltd.                               237,793   1,807,227       0.0%
#*  Thermon Group Holdings, Inc.                                 273,991   5,022,255       0.0%
    Timken Co. (The)                                             805,681  26,627,757       0.2%
#   Titan International, Inc.                                    396,939   4,044,808       0.0%
*   Titan Machinery, Inc.                                         99,135     920,964       0.0%
*   Transcat, Inc.                                                 5,600      58,800       0.0%
*   TRC Cos., Inc.                                               349,905   2,851,726       0.0%
*   Trex Co., Inc.                                               303,053  16,307,282       0.1%
*   TriMas Corp.                                                 352,659   6,330,229       0.1%
#*  TriNet Group, Inc.                                           285,743   5,363,396       0.0%
#   Triton International, Ltd.                                   237,583   2,867,627       0.0%
#   Triumph Group, Inc.                                          280,649   6,651,381       0.1%
*   TrueBlue, Inc.                                               398,708   6,977,390       0.1%
*   Tutor Perini Corp.                                           354,513   6,753,473       0.1%
#   Twin Disc, Inc.                                               61,648     666,415       0.0%
*   Ultralife Corp.                                               67,159     275,352       0.0%
    UniFirst Corp.                                               151,225  18,525,062       0.1%
#*  Univar, Inc.                                                  55,253   1,229,379       0.0%
    Universal Forest Products, Inc.                              174,933  15,042,489       0.1%
    Universal Logistics Holdings, Inc.                            73,073     909,759       0.0%
#   US Ecology, Inc.                                             212,142   8,963,000       0.1%
#*  USA Truck, Inc.                                               74,924     616,625       0.0%
#   Valmont Industries, Inc.                                     241,944  30,956,735       0.2%
*   Vectrus, Inc.                                                 68,506   1,148,846       0.0%
#*  Veritiv Corp.                                                 15,685     846,206       0.0%
*   Versar, Inc.                                                  61,480      76,235       0.0%
    Viad Corp.                                                   135,892   5,639,518       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Industrials -- (Continued)
*   Vicor Corp.                                                    108,488 $    1,383,222       0.0%
*   Virco Manufacturing Corp.                                       30,131        128,057       0.0%
#*  Virgin America, Inc.                                            37,196      2,021,603       0.0%
#*  Volt Information Sciences, Inc.                                134,933        883,811       0.0%
#   VSE Corp.                                                       41,666      1,201,647       0.0%
#*  Wabash National Corp.                                          711,527      8,004,679       0.1%
    Watsco, Inc. Class B                                            10,845      1,485,982       0.0%
    Watts Water Technologies, Inc. Class A                         270,137     16,208,220       0.1%
#   Werner Enterprises, Inc.                                       687,307     16,529,733       0.1%
#*  Wesco Aircraft Holdings, Inc.                                  728,604      9,362,561       0.1%
*   WESCO International, Inc.                                      394,854     21,401,087       0.2%
    West Corp.                                                     595,181     11,736,969       0.1%
*   Westport Fuel Systems, Inc.                                     54,253         84,092       0.0%
*   Willdan Group, Inc.                                             79,118      1,270,635       0.0%
*   Willis Lease Finance Corp.                                      26,350        701,174       0.0%
    Woodward, Inc.                                                 284,046     16,753,033       0.1%
#   WSI Industries, Inc.                                             1,900          6,175       0.0%
*   Xerium Technologies, Inc.                                       48,331        299,652       0.0%
#*  XPO Logistics, Inc.                                            289,265      9,525,496       0.1%
#*  YRC Worldwide, Inc.                                            376,487      3,343,205       0.0%
                                                                           --------------      ----
Total Industrials                                                           2,454,691,466      18.9%
                                                                           --------------      ----
Information Technology -- (13.4%)
*   8x8, Inc.                                                        9,219        131,371       0.0%
#*  ACI Worldwide, Inc.                                          1,131,965     20,511,206       0.2%
*   Actua Corp.                                                    365,027      4,252,565       0.0%
*   Acxiom Corp.                                                   774,415     18,245,217       0.1%
*   ADDvantage Technologies Group, Inc.                              6,085         11,257       0.0%
    ADTRAN, Inc.                                                   520,402      9,445,296       0.1%
*   Advanced Energy Industries, Inc.                               387,984     18,506,837       0.2%
*   Agilysys, Inc.                                                 218,233      2,105,948       0.0%
*   Alpha & Omega Semiconductor, Ltd.                              200,566      4,237,960       0.0%
#*  Ambarella, Inc.                                                 49,088      3,012,531       0.0%
    American Software, Inc. Class A                                219,471      2,289,083       0.0%
*   Amkor Technology, Inc.                                       1,560,821     14,468,811       0.1%
#*  Amtech Systems, Inc.                                            61,979        279,525       0.0%
*   Angie's List, Inc.                                              43,883        337,899       0.0%
*   Anixter International, Inc.                                    238,162     15,659,151       0.1%
#*  Applied Optoelectronics, Inc.                                   18,886        363,178       0.0%
#*  Aspen Technology, Inc.                                         409,472     20,162,401       0.2%
    AstroNova, Inc.                                                 30,318        441,127       0.0%
*   Autobytel, Inc.                                                 59,061        965,647       0.0%
*   Aviat Networks, Inc.                                            18,467        156,785       0.0%
*   Avid Technology, Inc.                                          519,641      3,414,041       0.0%
    AVX Corp.                                                      288,736      4,048,079       0.0%
*   Aware, Inc.                                                    106,015        553,928       0.0%
*   Axcelis Technologies, Inc.                                     328,379      4,482,373       0.0%
*   AXT, Inc.                                                      279,617      1,440,028       0.0%
    Badger Meter, Inc.                                             279,900      8,998,785       0.1%
*   Bankrate, Inc.                                                 437,847      3,415,207       0.0%
#*  Barracuda Networks, Inc.                                       333,535      7,778,036       0.1%
*   Bazaarvoice, Inc.                                              207,833      1,018,382       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Information Technology -- (Continued)
           Bel Fuse, Inc. Class A                                           8,954 $   173,708       0.0%
           Bel Fuse, Inc. Class B                                          75,374   1,797,670       0.0%
           Belden, Inc.                                                   417,196  27,038,473       0.2%
*          Benchmark Electronics, Inc.                                    241,894   6,083,634       0.1%
           Black Box Corp.                                                141,275   1,624,662       0.0%
#          Blackbaud, Inc.                                                401,461  24,649,705       0.2%
#*         Blackhawk Network Holdings, Inc.                               563,101  19,398,829       0.2%
*          Blucora, Inc.                                                  299,787   3,987,167       0.0%
(degrees)* Bogen Corp.                                                     11,900          --       0.0%
*          Bottomline Technologies de, Inc.                               224,820   5,101,166       0.0%
#*         BroadVision, Inc.                                               18,154      81,693       0.0%
           Brooks Automation, Inc.                                        513,901   6,696,130       0.1%
*          BSQUARE Corp.                                                  114,218     474,005       0.0%
           Cabot Microelectronics Corp.                                   236,935  13,093,028       0.1%
*          CACI International, Inc. Class A                               189,576  18,550,012       0.2%
#*         CalAmp Corp.                                                   423,454   5,471,026       0.0%
*          Calix, Inc.                                                    438,564   2,741,025       0.0%
*          Carbonite, Inc.                                                 80,526   1,372,968       0.0%
#*         Cardtronics P.L.C. Class A                                     438,500  21,925,000       0.2%
#*         Care.com, Inc.                                                   2,718      24,679       0.0%
*          Cartesian, Inc.                                                  5,110       3,505       0.0%
#          Cass Information Systems, Inc.                                  83,188   4,480,506       0.0%
#*         Cavium, Inc.                                                    75,090   4,238,830       0.0%
*          Ceva, Inc.                                                     168,534   5,064,447       0.0%
#*         Ciber, Inc.                                                    567,033     578,374       0.0%
#*         Ciena Corp.                                                  1,381,285  26,769,303       0.2%
#*         Cimpress NV                                                    311,123  25,900,990       0.2%
*          Cirrus Logic, Inc.                                             640,150  34,555,297       0.3%
#*         Clearfield, Inc.                                                83,859   1,404,638       0.0%
           Cognex Corp.                                                   272,807  14,076,841       0.1%
*          Coherent, Inc.                                                 280,344  29,189,417       0.2%
           Cohu, Inc.                                                     203,289   2,274,804       0.0%
           Communications Systems, Inc.                                    32,263     140,989       0.0%
           Computer Task Group, Inc.                                       91,131     397,331       0.0%
#*         comScore, Inc.                                                     740      21,305       0.0%
           Comtech Telecommunications Corp.                               112,763   1,172,735       0.0%
           Concurrent Computer Corp.                                       48,574     300,187       0.0%
*          Control4 Corp.                                                  28,030     316,459       0.0%
#          Convergys Corp.                                                552,851  16,143,249       0.1%
*          CoreLogic, Inc.                                                374,956  15,958,127       0.1%
#*         Covisint Corp.                                                 175,089     393,950       0.0%
#*         Cray, Inc.                                                     384,541   7,998,453       0.1%
*          Cree, Inc.                                                     324,339   7,232,760       0.1%
#          CSG Systems International, Inc.                                315,796  12,009,722       0.1%
           CSP, Inc.                                                        9,885     102,705       0.0%
           CTS Corp.                                                      202,527   3,685,991       0.0%
#*         CUI Global, Inc.                                                10,370      49,154       0.0%
#*         CVD Equipment Corp.                                              8,212      67,667       0.0%
*          CyberOptics Corp.                                               62,469   1,508,626       0.0%
#          Cypress Semiconductor Corp.                                  1,193,460  11,898,796       0.1%
#          Daktronics, Inc.                                               461,214   3,851,137       0.0%
*          DASAN Zhone Solutions, Inc.                                     18,275      19,189       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   Data I/O Corp.                                                   7,300 $    30,222       0.0%
*   Datalink Corp.                                                 177,182   1,679,685       0.0%
*   Datawatch Corp.                                                 10,412      79,131       0.0%
*   Demand Media, Inc.                                             193,159   1,120,322       0.0%
*   Determine, Inc.                                                 10,332      20,561       0.0%
*   DHI Group, Inc.                                                658,581   3,753,912       0.0%
#   Diebold, Inc.                                                  573,492  12,502,126       0.1%
*   Digi International, Inc.                                       123,745   1,132,267       0.0%
#*  Digital Ally, Inc.                                               5,100      28,560       0.0%
*   Diodes, Inc.                                                   427,020   8,843,584       0.1%
*   DSP Group, Inc.                                                155,598   1,696,018       0.0%
    DTS, Inc.                                                      150,466   6,372,235       0.1%
    EarthLink Holdings Corp.                                     1,106,449   6,328,888       0.1%
*   Eastman Kodak Co.                                               18,449     274,890       0.0%
#   Ebix, Inc.                                                     168,578   9,440,368       0.1%
*   Edgewater Technology, Inc.                                      43,768     356,709       0.0%
#*  Electro Scientific Industries, Inc.                            285,379   1,478,263       0.0%
#*  Electronics for Imaging, Inc.                                  500,275  21,276,696       0.2%
#*  Ellie Mae, Inc.                                                100,719  10,665,135       0.1%
#*  eMagin Corp.                                                    63,552     158,880       0.0%
#   Emcore Corp.                                                   193,653   1,268,427       0.0%
#*  EnerNOC, Inc.                                                  255,763   1,329,968       0.0%
*   Entegris, Inc.                                               1,359,643  21,618,324       0.2%
#*  Envestnet, Inc.                                                113,108   3,998,368       0.0%
#*  EPAM Systems, Inc.                                             133,879   8,617,791       0.1%
*   ePlus, Inc.                                                     24,069   2,203,517       0.0%
*   Euronet Worldwide, Inc.                                        192,024  15,275,509       0.1%
#*  Everi Holdings, Inc.                                           470,563     945,832       0.0%
*   Everyday Health, Inc.                                           23,655     248,378       0.0%
    Evolving Systems, Inc.                                           9,500      40,375       0.0%
#*  Exar Corp.                                                     457,004   4,122,176       0.0%
*   ExlService Holdings, Inc.                                      334,192  14,714,474       0.1%
*   Extreme Networks, Inc.                                         454,145   1,911,950       0.0%
*   Fabrinet                                                       441,843  16,772,360       0.1%
    Fair Isaac Corp.                                               241,729  29,171,856       0.2%
*   FalconStor Software, Inc.                                      120,749      85,732       0.0%
#*  FARO Technologies, Inc.                                        152,071   5,101,982       0.0%
#*  Finisar Corp.                                                1,068,758  29,262,594       0.2%
*   Fleetmatics Group P.L.C.                                        21,170   1,268,083       0.0%
*   FormFactor, Inc.                                               613,459   5,505,795       0.1%
    Forrester Research, Inc.                                       164,791   6,138,465       0.1%
*   Frequency Electronics, Inc.                                     47,309     430,039       0.0%
#*  GigPeak, Inc.                                                  158,184     374,896       0.0%
    GlobalSCAPE, Inc.                                               45,083     164,102       0.0%
*   Globant SA                                                      19,862     863,997       0.0%
#*  Glu Mobile, Inc.                                                79,505     157,420       0.0%
#*  Great Elm Capital Group, Inc.                                      487       1,802       0.0%
#*  GrubHub, Inc.                                                  304,444  11,602,361       0.1%
*   GSE Systems, Inc.                                               72,970     211,613       0.0%
*   GSI Technology, Inc.                                            70,644     373,000       0.0%
#*  GTT Communications, Inc.                                       453,564  10,205,190       0.1%
    Hackett Group, Inc. (The)                                      360,766   5,815,548       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
#*  Harmonic, Inc.                                                 693,599 $ 3,537,355       0.0%
*   ID Systems, Inc.                                                38,571     193,626       0.0%
#*  Identiv, Inc.                                                    1,703       3,559       0.0%
*   IEC Electronics Corp.                                           24,655      88,758       0.0%
*   II-VI, Inc.                                                    454,763  12,642,411       0.1%
#*  Image Sensing Systems, Inc.                                     27,942     101,988       0.0%
#*  Imation Corp.                                                  160,802      85,338       0.0%
#*  Immersion Corp.                                                 91,211     744,282       0.0%
#*  Infinera Corp.                                               1,147,582   8,951,140       0.1%
*   Innodata, Inc.                                                  94,865     232,419       0.0%
*   Insight Enterprises, Inc.                                      280,238   8,068,052       0.1%
*   Integrated Device Technology, Inc.                           1,375,469  28,485,963       0.2%
    Intelligent Systems Corp.                                       32,937     119,232       0.0%
    InterDigital, Inc.                                             345,671  24,421,656       0.2%
*   Internap Corp.                                                 415,986     519,982       0.0%
    Intersil Corp. Class A                                       1,298,168  28,663,549       0.2%
*   inTEST Corp.                                                    43,077     178,770       0.0%
*   Intevac, Inc.                                                  138,996     799,227       0.0%
*   IntraLinks Holdings, Inc.                                      459,040   4,209,397       0.0%
*   IntriCon Corp.                                                  23,513     142,254       0.0%
*   Inuvo, Inc.                                                    124,743     135,970       0.0%
*   InvenSense, Inc.                                                17,772     135,956       0.0%
*   iPass, Inc.                                                    464,144     826,176       0.0%
*   Iteris, Inc.                                                    24,274      82,774       0.0%
#*  Itron, Inc.                                                    370,097  19,948,228       0.2%
*   Ixia                                                           669,689   8,002,784       0.1%
    IXYS Corp.                                                     241,929   2,564,447       0.0%
#   j2 Global, Inc.                                                278,351  19,804,674       0.2%
#*  Kemet Corp.                                                    252,788     899,925       0.0%
*   Key Tronic Corp.                                                55,537     428,746       0.0%
*   Kimball Electronics, Inc.                                      149,845   2,082,845       0.0%
#*  Knowles Corp.                                                  200,174   2,990,600       0.0%
#*  Kopin Corp.                                                    579,786   1,211,753       0.0%
*   Kulicke & Soffa Industries, Inc.                               546,973   7,241,923       0.1%
*   KVH Industries, Inc.                                           121,822     968,485       0.0%
#*  Lattice Semiconductor Corp.                                  1,185,583   7,196,489       0.1%
    Lexmark International, Inc. Class A                            581,366  23,074,417       0.2%
*   LGL Group, Inc. (The)                                            7,103      30,010       0.0%
#*  Lightpath Technologies, Inc. Class A                             1,850       3,053       0.0%
#*  Limelight Networks, Inc.                                       748,860   1,332,971       0.0%
*   Lionbridge Technologies, Inc.                                  664,590   3,209,970       0.0%
*   Liquidity Services, Inc.                                        84,107     744,347       0.0%
    Littelfuse, Inc.                                               214,417  29,911,171       0.2%
    LogMeIn, Inc.                                                    5,589     530,955       0.0%
*   Lumentum Holdings, Inc.                                        267,995   9,004,632       0.1%
#*  MACOM Technology Solutions Holdings, Inc.                      217,150   7,982,434       0.1%
#*  Magnachip Semiconductor Corp.                                   77,588     481,046       0.0%
    ManTech International Corp. Class A                            215,436   8,365,380       0.1%
*   Marchex, Inc. Class B                                          134,244     338,295       0.0%
#*  Marin Software, Inc.                                             7,200      16,560       0.0%
#   MAXIMUS, Inc.                                                   96,467   5,022,072       0.0%
*   MaxLinear, Inc. Class A                                        184,658   3,454,951       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
#*  Maxwell Technologies, Inc.                                     203,275 $   983,851       0.0%
#*  MeetMe, Inc.                                                   675,019   3,300,843       0.0%
    Mentor Graphics Corp.                                        1,218,313  35,209,246       0.3%
#   Mesa Laboratories, Inc.                                         29,025   3,664,116       0.0%
#   Methode Electronics, Inc.                                      363,137  11,329,874       0.1%
#*  Microsemi Corp.                                                223,985   9,436,488       0.1%
*   MicroStrategy, Inc. Class A                                     93,394  18,194,085       0.1%
    MKS Instruments, Inc.                                          535,711  27,026,620       0.2%
    MOCON, Inc.                                                     23,794     367,617       0.0%
#*  ModusLink Global Solutions, Inc.                               341,067     463,851       0.0%
*   MoneyGram International, Inc.                                  137,595     964,541       0.0%
#   Monolithic Power Systems, Inc.                                  95,978   7,564,026       0.1%
    Monotype Imaging Holdings, Inc.                                378,944   7,237,830       0.1%
*   MRV Communications, Inc.                                        36,930     421,002       0.0%
#   MTS Systems Corp.                                              137,735   6,549,299       0.1%
*   Nanometrics, Inc.                                              226,189   4,725,088       0.0%
*   NAPCO Security Technologies, Inc.                              147,828   1,034,796       0.0%
    NCI, Inc. Class A                                               65,649     771,376       0.0%
*   NCR Corp.                                                      181,697   6,368,480       0.1%
#*  NeoPhotonics Corp.                                             449,573   6,294,022       0.1%
#*  NETGEAR, Inc.                                                  371,608  18,766,204       0.2%
#*  Netscout Systems, Inc.                                         339,208   9,311,260       0.1%
    NIC, Inc.                                                      626,781  14,384,624       0.1%
*   Novanta, Inc.                                                  151,861   2,649,974       0.0%
#*  Novatel Wireless, Inc.                                         151,129     395,958       0.0%
#*  Numerex Corp. Class A                                           47,759     339,566       0.0%
    NVE Corp.                                                        6,537     367,837       0.0%
*   Oclaro, Inc.                                                   323,901   2,367,716       0.0%
    Omtool, Ltd.                                                     3,470       6,541       0.0%
#*  Onvia, Inc.                                                      2,306      11,530       0.0%
    Optical Cable Corp.                                             26,264      72,226       0.0%
#*  OSI Systems, Inc.                                              198,797  13,941,634       0.1%
*   PAR Technology Corp.                                            65,250     361,485       0.0%
    Park Electrochemical Corp.                                     132,580   2,045,709       0.0%
#*  Paycom Software, Inc.                                          565,608  29,258,902       0.2%
    PC Connection, Inc.                                             50,404   1,169,877       0.0%
    PC-Tel, Inc.                                                    58,100     295,148       0.0%
*   PCM, Inc.                                                       91,204   1,933,525       0.0%
*   PDF Solutions, Inc.                                            306,437   6,052,131       0.1%
    Pegasystems, Inc.                                              687,244  21,235,840       0.2%
#*  Perceptron, Inc.                                                68,704     424,934       0.0%
*   Perficient, Inc.                                               345,199   6,424,153       0.1%
*   PFSweb, Inc.                                                   170,902   1,233,912       0.0%
*   Photronics, Inc.                                               463,801   4,498,870       0.0%
*   Planet Payment, Inc.                                           334,978   1,169,073       0.0%
    Plantronics, Inc.                                              317,174  16,401,068       0.1%
*   Plexus Corp.                                                   308,986  14,154,649       0.1%
    Power Integrations, Inc.                                       277,736  17,900,085       0.1%
*   PRGX Global, Inc.                                              142,573     648,707       0.0%
*   Progress Software Corp.                                        508,726  13,689,817       0.1%
    QAD, Inc. Class A                                              125,661   3,022,147       0.0%
    QAD, Inc. Class B                                               15,510     327,726       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   Qualstar Corp.                                                   4,300 $    14,663       0.0%
*   Qualys, Inc.                                                   199,868   7,445,083       0.1%
#*  QuinStreet, Inc.                                               204,574     593,265       0.0%
*   Qumu Corp.                                                      38,807     118,749       0.0%
*   Rackspace Hosting, Inc.                                        432,153  13,802,967       0.1%
*   Radisys Corp.                                                  296,276   1,235,471       0.0%
#*  Rambus, Inc.                                                 1,051,487  12,817,627       0.1%
#*  RealNetworks, Inc.                                             275,425   1,228,395       0.0%
    Reis, Inc.                                                      96,133   1,889,013       0.0%
    RELM Wireless Corp.                                             30,643     159,344       0.0%
*   RetailMeNot, Inc.                                              130,713   1,182,953       0.0%
#   RF Industries, Ltd.                                             35,415      61,976       0.0%
    Richardson Electronics, Ltd.                                    62,002     387,512       0.0%
*   Rightside Group, Ltd.                                           19,068     160,362       0.0%
#*  Rocket Fuel, Inc.                                                5,395      10,682       0.0%
*   Rofin-Sinar Technologies, Inc.                                 207,450   6,752,497       0.1%
*   Rogers Corp.                                                   179,273   9,757,829       0.1%
*   Rosetta Stone, Inc.                                            147,550   1,050,556       0.0%
*   Rubicon Project, Inc. (The)                                     39,893     305,580       0.0%
*   Rudolph Technologies, Inc.                                     315,536   5,711,202       0.1%
*   Sanmina Corp.                                                  676,082  18,693,667       0.2%
*   ScanSource, Inc.                                               229,050   8,016,750       0.1%
    Science Applications International Corp.                       441,505  30,424,110       0.2%
#*  Seachange International, Inc.                                  317,704     835,562       0.0%
*   Semtech Corp.                                                  663,205  16,049,561       0.1%
#*  ServiceSource International, Inc.                              150,999     717,245       0.0%
*   Sevcon, Inc.                                                     7,783      69,619       0.0%
*   ShoreTel, Inc.                                                 665,861   4,427,976       0.0%
#*  Shutterstock, Inc.                                              28,215   1,664,403       0.0%
*   Sigma Designs, Inc.                                            387,613   2,829,575       0.0%
*   Sigmatron International, Inc.                                    2,200      11,550       0.0%
#*  Silicon Graphics International Corp.                             6,885      53,359       0.0%
*   Silicon Laboratories, Inc.                                     400,609  24,016,510       0.2%
#*  Silver Spring Networks, Inc.                                   177,113   2,490,209       0.0%
*   SMTC Corp.                                                      18,570      27,669       0.0%
#*  SolarEdge Technologies, Inc.                                    18,705     256,259       0.0%
*   Sonic Foundry, Inc.                                              9,010      51,447       0.0%
*   Sonus Networks, Inc.                                           510,178   2,953,931       0.0%
*   Spark Networks, Inc.                                             5,541       8,256       0.0%
#*  Stamps.com, Inc.                                                91,430   8,918,996       0.1%
*   StarTek, Inc.                                                   50,089     335,596       0.0%
#*  SunPower Corp.                                                 373,571   2,704,654       0.0%
#*  Super Micro Computer, Inc.                                     459,751  10,896,099       0.1%
*   Sykes Enterprises, Inc.                                        415,905  11,121,300       0.1%
#*  Synacor, Inc.                                                   14,700      40,793       0.0%
#*  Synaptics, Inc.                                                344,573  17,959,145       0.1%
#*  Synchronoss Technologies, Inc.                                 434,492  15,950,201       0.1%
    SYNNEX Corp.                                                   199,771  20,484,518       0.2%
#   Systemax, Inc.                                                 134,706   1,057,442       0.0%
#*  Take-Two Interactive Software, Inc.                            225,277  10,000,046       0.1%
#*  Tangoe, Inc.                                                    33,353     286,169       0.0%
*   Tech Data Corp.                                                341,116  26,272,754       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Information Technology -- (Continued)
*   TechTarget, Inc.                                               117,564 $      949,917       0.0%
*   Telenav, Inc.                                                  292,636      1,594,866       0.0%
    TeleTech Holdings, Inc.                                        438,839     12,331,376       0.1%
    Tessco Technologies, Inc.                                       46,989        547,422       0.0%
#   Tessera Technologies, Inc.                                     480,419     17,823,545       0.1%
*   TiVo Corp.                                                   1,272,307     25,255,294       0.2%
    TransAct Technologies, Inc.                                     44,457        320,090       0.0%
    Travelport Worldwide, Ltd.                                     669,482      9,453,086       0.1%
*   Travelzoo, Inc.                                                 83,239        849,038       0.0%
*   Tremor Video, Inc.                                              20,770         35,101       0.0%
*   Trio-Tech International                                          3,256         10,615       0.0%
*   TTM Technologies, Inc.                                         843,199     11,088,067       0.1%
#*  Ubiquiti Networks, Inc.                                        488,274     25,600,206       0.2%
*   Ultra Clean Holdings, Inc.                                     202,057      1,717,484       0.0%
*   Ultratech, Inc.                                                291,479      6,205,588       0.1%
#*  Unisys Corp.                                                   348,076      3,637,394       0.0%
#*  Universal Display Corp.                                         22,125      1,143,862       0.0%
*   Universal Security Instruments, Inc.                             1,595          5,543       0.0%
*   USA Technologies, Inc.                                          16,830         75,735       0.0%
*   VASCO Data Security International, Inc.                        178,987      2,461,071       0.0%
#*  Veeco Instruments, Inc.                                        333,153      7,229,420       0.1%
*   VeriFone Systems, Inc.                                         809,017     12,523,583       0.1%
*   Verint Systems, Inc.                                           371,818     13,385,448       0.1%
#*  ViaSat, Inc.                                                   331,231     23,404,782       0.2%
#*  Viavi Solutions, Inc.                                        2,033,780     14,480,514       0.1%
*   Virtusa Corp.                                                  276,229      5,231,777       0.0%
#   Vishay Intertechnology, Inc.                                   993,762     14,012,044       0.1%
*   Vishay Precision Group, Inc.                                    89,987      1,412,796       0.0%
    Wayside Technology Group, Inc.                                   9,341        163,468       0.0%
*   Web.com Group, Inc.                                            485,192      7,811,591       0.1%
#*  WebMD Health Corp.                                             394,063     19,360,315       0.2%
*   Westell Technologies, Inc. Class A                             235,476        113,028       0.0%
*   Wireless Telecom Group, Inc.                                    64,760         98,435       0.0%
*   Xcerra Corp.                                                   383,541      2,113,311       0.0%
*   XO Group, Inc.                                                 263,306      4,844,830       0.0%
*   Xplore Technologies Corp.                                        1,000          2,140       0.0%
*   Yelp, Inc.                                                      46,853      1,530,219       0.0%
#*  YuMe, Inc.                                                      19,321         72,454       0.0%
*   Zedge, Inc. Class B                                             61,305        179,011       0.0%
*   Zix Corp.                                                      557,446      2,268,805       0.0%
#*  Zynga, Inc. Class A                                          8,855,664     24,884,416       0.2%
                                                                           --------------      ----
Total Information Technology                                                2,077,384,754      16.0%
                                                                           --------------      ----
Materials -- (4.8%)
    A Schulman, Inc.                                               250,045      7,188,794       0.1%
#*  A. M. Castle & Co.                                              94,594         45,405       0.0%
#   AEP Industries, Inc.                                            46,800      5,126,940       0.0%
#*  AK Steel Holding Corp.                                       1,127,721      5,864,149       0.1%
    American Vanguard Corp.                                        264,125      4,014,700       0.0%
#   Ampco-Pittsburgh Corp.                                          49,833        538,196       0.0%
#   Balchem Corp.                                                  307,963     23,374,392       0.2%
*   Boise Cascade Co.                                              355,519      6,843,741       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    Cabot Corp.                                                    316,404 $16,497,305       0.1%
    Calgon Carbon Corp.                                            498,399   7,874,704       0.1%
#   Carpenter Technology Corp.                                     278,089   8,790,393       0.1%
#*  Century Aluminum Co.                                           648,316   4,739,190       0.0%
#   Chase Corp.                                                     53,535   3,659,117       0.0%
*   Chemtura Corp.                                                 699,372  22,939,402       0.2%
*   Clearwater Paper Corp.                                         171,628   9,113,447       0.1%
#*  Cliffs Natural Resources, Inc.                                 197,113   1,088,064       0.0%
#*  Codexis, Inc.                                                      464       2,343       0.0%
*   Coeur Mining, Inc.                                             616,538   6,892,895       0.1%
#   Commercial Metals Co.                                          938,135  14,738,101       0.1%
#   Compass Minerals International, Inc.                           349,066  25,080,392       0.2%
*   Core Molding Technologies, Inc.                                 58,968   1,027,223       0.0%
#   Deltic Timber Corp.                                            113,319   6,366,261       0.1%
    Domtar Corp.                                                   611,529  21,984,468       0.2%
    Eagle Materials, Inc.                                          175,423  14,204,000       0.1%
*   Ferro Corp.                                                    814,223  10,552,330       0.1%
#   Ferroglobe P.L.C.                                              577,127   5,338,425       0.1%
#*  Flotek Industries, Inc.                                        308,361   3,632,493       0.0%
    Friedman Industries, Inc.                                       38,738     197,951       0.0%
    FutureFuel Corp.                                               266,988   2,926,188       0.0%
*   GCP Applied Technologies, Inc.                                  84,909   2,194,898       0.0%
#   Gold Resource Corp.                                            181,091   1,028,597       0.0%
#   Greif, Inc. Class A                                            236,673  11,090,497       0.1%
    Greif, Inc. Class B                                                258      15,029       0.0%
*   Handy & Harman, Ltd.                                             7,068     135,352       0.0%
    Hawkins, Inc.                                                   77,316   3,119,701       0.0%
    Haynes International, Inc.                                      85,149   2,739,243       0.0%
    HB Fuller Co.                                                  504,287  21,215,354       0.2%
*   Headwaters, Inc.                                               709,207  11,630,995       0.1%
    Hecla Mining Co.                                             5,071,896  30,380,657       0.2%
    Huntsman Corp.                                                  95,649   1,621,251       0.0%
*   Ingevity Corp.                                                   3,562     147,467       0.0%
    Innophos Holdings, Inc.                                        192,166   8,808,889       0.1%
    Innospec, Inc.                                                 263,296  15,863,584       0.1%
#*  Intrepid Potash, Inc.                                          186,728     194,197       0.0%
    Kaiser Aluminum Corp.                                          159,179  11,538,886       0.1%
    KapStone Paper and Packaging Corp.                           1,004,279  18,217,621       0.1%
    KMG Chemicals, Inc.                                            102,474   2,781,144       0.0%
*   Koppers Holdings, Inc.                                         191,082   6,257,935       0.1%
#*  Kraton Corp.                                                   297,776   7,631,999       0.1%
#   Kronos Worldwide, Inc.                                         170,893   1,314,167       0.0%
*   Louisiana-Pacific Corp.                                      1,673,693  30,712,267       0.2%
#*  LSB Industries, Inc.                                           198,912   1,052,244       0.0%
    Materion Corp.                                                 171,080   5,183,724       0.0%
#   McEwen Mining, Inc.                                            113,975     370,419       0.0%
    Mercer International, Inc.                                     437,461   3,455,942       0.0%
    Minerals Technologies, Inc.                                    351,294  23,606,957       0.2%
    Myers Industries, Inc.                                         323,605   3,899,440       0.0%
    Neenah Paper, Inc.                                             165,629  13,233,757       0.1%
#*  Northern Technologies International Corp.                       17,945     249,436       0.0%
#   Olin Corp.                                                     578,868  12,694,575       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Materials -- (Continued)
            Olympic Steel, Inc.                                             83,812 $  1,935,219       0.0%
*           OMNOVA Solutions, Inc.                                         556,256    4,227,546       0.0%
            PH Glatfelter Co.                                              221,129    4,913,486       0.0%
#           PolyOne Corp.                                                  821,994   24,026,885       0.2%
#           Quaker Chemical Corp.                                          127,236   13,677,870       0.1%
#           Rayonier Advanced Materials, Inc.                              344,101    4,449,226       0.0%
*           Real Industry, Inc.                                             26,007      139,137       0.0%
#*          Resolute Forest Products, Inc.                                 196,363      932,724       0.0%
*           Ryerson Holding Corp.                                          126,960    1,301,340       0.0%
            Schnitzer Steel Industries, Inc. Class A                       280,902    6,783,783       0.1%
            Schweitzer-Mauduit International, Inc.                         302,688   11,172,214       0.1%
            Sensient Technologies Corp.                                    410,208   30,564,598       0.2%
#           Silgan Holdings, Inc.                                          144,417    7,358,046       0.1%
            Stepan Co.                                                     221,834   15,756,869       0.1%
#*          Stillwater Mining Co.                                        1,237,653   16,485,538       0.1%
*           Summit Materials, Inc. Class A                                  11,229      210,431       0.0%
            SunCoke Energy, Inc.                                           545,498    5,569,535       0.1%
            Synalloy Corp.                                                  18,584      191,415       0.0%
#*          TimkenSteel Corp.                                              173,510    1,778,477       0.0%
*           Trecora Resources                                              136,979    1,404,035       0.0%
            Tredegar Corp.                                                 152,557    2,822,304       0.0%
            Trinseo SA                                                     223,843   11,740,565       0.1%
            Tronox, Ltd. Class A                                           248,056    2,009,254       0.0%
*           UFP Technologies, Inc.                                           5,680      151,656       0.0%
            United States Lime & Minerals, Inc.                             28,260    1,859,225       0.0%
#           United States Steel Corp.                                    2,199,218   42,532,876       0.3%
*           Universal Stainless & Alloy Products, Inc.                      43,271      454,346       0.0%
#*          US Concrete, Inc.                                              147,924    7,381,408       0.1%
#           Valhi, Inc.                                                     46,472       91,085       0.0%
            Worthington Industries, Inc.                                   635,344   29,861,168       0.2%
                                                                                   ------------       ---
Total Materials                                                                     744,809,494       5.7%
                                                                                   ------------       ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                             113,476           --       0.0%
(degrees)*  DLB Oil & Gas, Inc. Escrow Shares                                1,300           --       0.0%
(degrees)*  FRD Acquisition Co. Escrow Shares                              106,674           --       0.0%
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          166,622           --       0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                    6,900           --       0.0%
                                                                                   ------------       ---
Total Other                                                                                  --       0.0%
                                                                                   ------------       ---
Real Estate -- (0.5%)
            Alexander & Baldwin, Inc.                                      484,340   20,240,569       0.2%
#*          Altisource Asset Management Corp.                               10,475      357,721       0.0%
#*          Altisource Portfolio Solutions SA                              136,552    3,516,214       0.0%
#*          AV Homes, Inc.                                                  63,164    1,007,466       0.0%
#*          CKX Lands, Inc.                                                  5,107       55,922       0.0%
#           Consolidated-Tomoka Land Co.                                    20,845    1,056,216       0.0%
#*          Forestar Group, Inc.                                           325,838    3,584,218       0.0%
#*          FRP Holdings, Inc.                                              88,516    2,814,809       0.0%
            Griffin Industrial Realty, Inc.                                 20,710      645,116       0.0%
            HFF, Inc. Class A                                              362,411    9,651,005       0.1%
#*          InterGroup Corp. (The)                                           1,860       41,850       0.0%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Real Estate -- (Continued)
#*          JW Mays, Inc.                                                      200 $      9,315       0.0%
#           Kennedy-Wilson Holdings, Inc.                                  945,251   19,472,171       0.2%
*           Marcus & Millichap, Inc.                                       120,678    2,827,485       0.0%
*           Maui Land & Pineapple Co., Inc.                                 16,899      114,068       0.0%
#           RE/MAX Holdings, Inc. Class A                                  121,017    5,258,189       0.1%
            RMR Group, Inc. (The) Class A                                    7,903      271,468       0.0%
#*          St Joe Co. (The)                                                65,322    1,156,199       0.0%
*           Stratus Properties, Inc.                                        31,354      758,767       0.0%
#*          Tejon Ranch Co.                                                167,160    3,734,354       0.0%
*           Trinity Place Holdings, Inc.                                    28,897      279,145       0.0%
                                                                                   ------------       ---
Total Real Estate                                                                    76,852,267       0.6%
                                                                                   ------------       ---
Telecommunication Services -- (0.8%)
*           Alaska Communications Systems Group, Inc.                       89,434      144,883       0.0%
#           ATN International, Inc.                                        126,142    8,532,245       0.1%
#*          Boingo Wireless, Inc.                                          411,596    4,000,713       0.0%
#*          Cincinnati Bell, Inc.                                          418,093    8,215,528       0.1%
#           Cogent Communications Holdings, Inc.                           471,390   17,394,291       0.1%
#           Consolidated Communications Holdings, Inc.                     481,338   11,518,418       0.1%
#*          FairPoint Communications, Inc.                                  35,218      549,401       0.0%
#*          General Communication, Inc. Class A                            342,555    5,426,071       0.1%
*           Hawaiian Telcom Holdco, Inc.                                    16,064      329,633       0.0%
#           IDT Corp. Class B                                              216,293    3,869,482       0.0%
            Inteliquent, Inc.                                              393,749    6,611,046       0.1%
*           Intelsat SA                                                     32,733       88,707       0.0%
#*          Iridium Communications, Inc.                                   190,546    1,552,950       0.0%
(degrees)#* Leap Wireless International, Inc.                              246,684           --       0.0%
#*          Lumos Networks Corp.                                           213,891    3,039,391       0.0%
#*          ORBCOMM, Inc.                                                  664,365    5,932,780       0.1%
            Shenandoah Telecommunications Co.                              484,057   12,779,105       0.1%
            Spok Holdings, Inc.                                            150,008    2,707,644       0.0%
#*          Straight Path Communications, Inc. Class B                      56,353    1,368,251       0.0%
            Telephone & Data Systems, Inc.                                 604,554   15,621,675       0.1%
*           United States Cellular Corp.                                    19,624      687,821       0.0%
#*          Vonage Holdings Corp.                                        1,838,497   12,612,089       0.1%
            Windstream Holdings, Inc.                                        8,980       70,493       0.0%
                                                                                   ------------       ---
Total Telecommunication Services                                                    123,052,617       1.0%
                                                                                   ------------       ---
Utilities -- (3.6%)
            ALLETE, Inc.                                                   482,475   29,570,893       0.2%
#           American States Water Co.                                      362,622   14,497,627       0.1%
#           Artesian Resources Corp. Class A                                59,696    1,684,621       0.0%
            Atlantic Power Corp.                                           249,339      573,480       0.0%
#           Avista Corp.                                                   619,586   25,650,860       0.2%
#           Black Hills Corp.                                              507,714   31,402,111       0.2%
#           California Water Service Group                                 469,863   14,565,753       0.1%
            Chesapeake Utilities Corp.                                     145,841    9,341,116       0.1%
            Connecticut Water Service, Inc.                                112,198    5,842,150       0.1%
            Consolidated Water Co., Ltd.                                    45,451      509,051       0.0%
            Delta Natural Gas Co., Inc.                                     18,244      429,646       0.0%
#*          Dynegy, Inc.                                                   394,876    4,205,429       0.0%
            El Paso Electric Co.                                           396,668   18,326,062       0.1%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES      VALUE+      OF NET ASSETS**
                                                                         ------- --------------- ---------------
Utilities -- (Continued)
            Empire District Electric Co. (The)                           381,150 $    13,046,764       0.1%
#           Gas Natural, Inc.                                             57,002         703,975       0.0%
#           Genie Energy, Ltd. Class B                                    91,024         474,235       0.0%
            Hawaiian Electric Industries, Inc.                           380,639      11,228,850       0.1%
            IDACORP, Inc.                                                315,894      24,762,931       0.2%
#           MGE Energy, Inc.                                             328,923      19,225,549       0.2%
            Middlesex Water Co.                                          165,797       5,985,272       0.1%
            New Jersey Resources Corp.                                   817,727      27,761,832       0.2%
            Northwest Natural Gas Co.                                    273,711      16,094,207       0.1%
#           NorthWestern Corp.                                           483,029      27,798,319       0.2%
            NRG Yield, Inc. Class A                                      309,256       4,555,341       0.0%
#           NRG Yield, Inc. Class C                                      551,133       8,487,448       0.1%
#           ONE Gas, Inc.                                                438,548      26,874,221       0.2%
#           Ormat Technologies, Inc.                                     238,618      11,508,546       0.1%
#           Otter Tail Corp.                                             363,783      13,077,999       0.1%
#           Pattern Energy Group, Inc.                                   720,409      16,101,141       0.1%
#           PNM Resources, Inc.                                          784,721      25,778,085       0.2%
            Portland General Electric Co.                                690,542      30,135,253       0.2%
            RGC Resources, Inc.                                            6,328         155,669       0.0%
            SJW Corp.                                                    197,731      10,030,894       0.1%
#           South Jersey Industries, Inc.                                737,191      21,857,713       0.2%
            Southwest Gas Corp.                                          436,198      31,606,907       0.3%
#           Spark Energy, Inc. Class A                                    49,961       1,209,056       0.0%
#           Spire, Inc.                                                  445,326      27,966,473       0.2%
#*          Talen Energy Corp.                                            12,860         179,140       0.0%
            Unitil Corp.                                                 136,978       5,557,197       0.1%
            WGL Holdings, Inc.                                           427,325      26,951,388       0.2%
#           York Water Co. (The)                                         100,636       3,180,098       0.0%
                                                                                 ---------------      ----
Total Utilities                                                                      568,893,302       4.4%
                                                                                 ---------------      ----
TOTAL COMMON STOCKS                                                               12,824,775,032      98.8%
                                                                                 ---------------      ----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)*  Enron TOPRS Escrow Shares                                     10,595              --       0.0%
                                                                                 ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights                     2,560              --       0.0%
(degrees)#* Great Elm Capital Group, Inc. Rights 11/01/16                    487              20       0.0%
                                                                                 ---------------      ----
TOTAL RIGHTS/WARRANTS                                                                         20       0.0%
                                                                                 ---------------      ----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                     FACE
                                                                    AMOUNT
                                                                    (000)
                                                                  -----------
BONDS -- (0.0%)
Financials -- (0.0%)
     Capital Properties, Inc., 5.000%                                   2,106           2,106        0.0%
                                                                              ---------------
TOTAL INVESTMENT SECURITIES                                                    12,824,777,158
                                                                              ---------------

                                                                                                PERCENTAGE
                                                                    SHARES        VALUE+      OF NET ASSETS**
                                                                  ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.260%                                               159,359,591 $   159,359,591        1.2%
                                                                              ---------------      -----
SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@ DFA Short Term Investment Fund                               221,707,965   2,565,604,574       19.8%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $13,461,178,185)                          $15,549,741,323      119.8%
                                                                              ===============      =====

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                     -------------------------------------------------------
                                                                         LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                                     ---------------  -------------- ------- ---------------
Common Stocks
        Consumer Discretionary                                       $ 2,047,809,164  $        2,700   --    $ 2,047,811,864
        Consumer Staples                                                 587,130,438              --   --        587,130,438
        Energy                                                           546,048,955           4,469   --        546,053,424
        Financials                                                     2,534,173,706          25,436   --      2,534,199,142
        Health Care                                                    1,063,896,264              --   --      1,063,896,264
        Industrials                                                    2,454,691,466              --   --      2,454,691,466
        Information Technology                                         2,077,384,754              --   --      2,077,384,754
        Materials                                                        744,809,494              --   --        744,809,494
        Other                                                                     --              --   --                 --
        Real Estate                                                       76,852,267              --   --         76,852,267
        Telecommunication Services                                       123,052,617              --   --        123,052,617
        Utilities                                                        568,893,302              --   --        568,893,302
Preferred Stocks
        Other                                                                     --              --   --                 --
Rights/Warrants                                                                   --              20   --                 20
Bonds
        Financials                                                                --           2,106   --              2,106
Temporary Cash Investments                                               159,359,591              --   --        159,359,591
Securities Lending Collateral                                                     --   2,565,604,574   --      2,565,604,574
Futures Contracts**                                                       (4,289,881)             --   --         (4,289,881)
                                                                     ---------------  --------------   --    ---------------
TOTAL                                                                $12,979,812,137  $2,565,639,305   --    $15,545,451,442
                                                                     ===============  ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
COMMON STOCKS -- (85.6%)
Consumer Discretionary -- (14.0%)
*          1-800-Flowers.com, Inc. Class A                                364,659 $ 3,482,493       0.1%
           A.H. Belo Corp. Class A                                        237,810   1,510,094       0.0%
#          Aaron's, Inc.                                                   66,229   1,636,519       0.0%
#          Abercrombie & Fitch Co. Class A                                305,368   4,461,426       0.1%
           AMCON Distributing Co.                                           5,690     527,748       0.0%
#*         America's Car-Mart, Inc.                                       100,422   4,102,239       0.1%
*          American Axle & Manufacturing Holdings, Inc.                   801,076  14,355,282       0.3%
*          American Public Education, Inc.                                144,371   2,909,076       0.1%
#          Arctic Cat, Inc.                                               121,032   1,814,270       0.0%
           Ark Restaurants Corp.                                           36,613     754,228       0.0%
*          Asbury Automotive Group, Inc.                                   62,167   3,167,409       0.1%
#*         Ascena Retail Group, Inc.                                       52,690     257,654       0.0%
#*         Ascent Capital Group, Inc. Class A                              73,028   1,488,311       0.0%
*          Ballantyne Strong, Inc.                                        100,209     681,421       0.0%
#*         Barnes & Noble Education, Inc.                                 377,654   3,515,959       0.1%
#          Barnes & Noble, Inc.                                           525,829   5,416,039       0.1%
           Bassett Furniture Industries, Inc.                              87,841   2,015,951       0.0%
           Beasley Broadcast Group, Inc. Class A                           65,543     330,992       0.0%
#*         Beazer Homes USA, Inc.                                         119,800   1,225,554       0.0%
#*         Belmond, Ltd. Class A                                          429,268   5,559,021       0.1%
(degrees)* Big 4 Ranch, Inc.                                               35,000          --       0.0%
           Big 5 Sporting Goods Corp.                                     198,044   3,069,682       0.1%
*          Biglari Holdings, Inc.                                             125      54,773       0.0%
#*         BJ's Restaurants, Inc.                                         234,694   8,472,453       0.2%
#*         Black Diamond, Inc.                                            137,350     679,883       0.0%
#          Blue Nile, Inc.                                                120,407   4,205,817       0.1%
#          Bob Evans Farms, Inc.                                          234,571   9,669,017       0.2%
#          Bon-Ton Stores, Inc. (The)                                     100,029     138,040       0.0%
#*         Boot Barn Holdings, Inc.                                        18,115     231,872       0.0%
#          Bowl America, Inc. Class A                                      55,406     785,657       0.0%
*          Bravo Brio Restaurant Group, Inc.                              149,602     673,209       0.0%
*          Bridgepoint Education, Inc.                                    160,722   1,086,481       0.0%
*          Build-A-Bear Workshop, Inc.                                    152,982   2,065,257       0.0%
           Caleres, Inc.                                                  478,352  11,963,584       0.2%
           Callaway Golf Co.                                            1,043,025  10,649,285       0.2%
#*         Cambium Learning Group, Inc.                                   294,551   1,525,774       0.0%
           Canterbury Park Holding Corp.                                   19,848     213,862       0.0%
           Capella Education Co.                                          120,225   8,788,447       0.2%
*          Career Education Corp.                                         523,619   3,764,821       0.1%
#*         Carmike Cinemas, Inc.                                          150,348   4,908,862       0.1%
#          Carriage Services, Inc.                                        194,678   4,602,188       0.1%
*          Carrols Restaurant Group, Inc.                                 368,382   4,604,775       0.1%
           Cato Corp. (The) Class A                                       289,472   8,588,634       0.2%
#*         Cavco Industries, Inc.                                          93,891   8,675,528       0.2%
#*         Central European Media Enterprises, Ltd. Class A                37,076      90,836       0.0%
*          Century Casinos, Inc.                                            9,163      58,093       0.0%
#*         Century Communities, Inc.                                       26,825     528,453       0.0%
*          Charles & Colvard, Ltd.                                         45,430      53,607       0.0%
*          Cherokee, Inc.                                                  83,205     782,127       0.0%
#          Chico's FAS, Inc.                                            1,016,429  11,861,726       0.2%
#          Children's Place, Inc. (The)                                   197,911  15,031,340       0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Christopher & Banks Corp.                                    183,710 $   235,149       0.0%
#*  Chuy's Holdings, Inc.                                        158,111   4,490,352       0.1%
    Citi Trends, Inc.                                            148,312   2,945,476       0.1%
    Clear Channel Outdoor Holdings, Inc. Class A                   2,038      11,719       0.0%
    ClubCorp Holdings, Inc.                                      280,865   3,243,991       0.1%
    Collectors Universe, Inc.                                     59,324   1,114,698       0.0%
#*  Conn's, Inc.                                                 258,091   2,451,864       0.1%
#*  Container Store Group, Inc. (The)                             17,517      85,483       0.0%
*   Cooper-Standard Holding, Inc.                                116,534  10,636,058       0.2%
#   Core-Mark Holding Co., Inc.                                  233,317   8,247,756       0.2%
#*  Crocs, Inc.                                                  559,952   4,306,031       0.1%
    CSS Industries, Inc.                                          52,055   1,306,581       0.0%
    Culp, Inc.                                                   174,318   4,880,904       0.1%
*   Cumulus Media, Inc. Class A                                   55,775      76,970       0.0%
#*  Daily Journal Corp.                                              200      42,240       0.0%
*   Dave & Buster's Entertainment, Inc.                           97,401   4,027,531       0.1%
*   Del Frisco's Restaurant Group, Inc.                          143,898   2,057,741       0.0%
#*  Del Taco Restaurants, Inc.                                    45,246     606,749       0.0%
#*  Delta Apparel, Inc.                                           77,508   1,278,882       0.0%
*   Denny's Corp.                                                664,204   6,887,795       0.1%
    Destination Maternity Corp.                                   86,638     588,272       0.0%
#*  Destination XL Group, Inc.                                   384,755   1,558,258       0.0%
#   DeVry Education Group, Inc.                                   59,231   1,344,544       0.0%
    DineEquity, Inc.                                             153,695  12,157,274       0.2%
*   Dixie Group, Inc. (The)                                      109,636     438,544       0.0%
    Dover Motorsports, Inc.                                      168,371     404,090       0.0%
    Drew Industries, Inc.                                        131,348  11,762,213       0.2%
#   Educational Development Corp.                                 36,900     345,015       0.0%
#*  El Pollo Loco Holdings, Inc.                                  32,047     390,973       0.0%
#*  Eldorado Resorts, Inc.                                        14,473     175,123       0.0%
*   Emerson Radio Corp.                                          125,328     124,939       0.0%
*   Emmis Communications Corp. Class A                            20,642      70,183       0.0%
    Entercom Communications Corp. Class A                        351,060   4,633,992       0.1%
    Entravision Communications Corp. Class A                     919,850   6,162,995       0.1%
#*  Eros International P.L.C.                                     18,254     324,009       0.0%
#   Escalade, Inc.                                                64,120     779,058       0.0%
#   Ethan Allen Interiors, Inc.                                  318,756   9,785,809       0.2%
*   EVINE Live, Inc.                                             194,364     417,883       0.0%
#*  EW Scripps Co. (The) Class A                                 597,751   7,926,178       0.2%
*   Express, Inc.                                                791,969   9,519,467       0.2%
#*  Famous Dave's of America, Inc.                                49,905     249,525       0.0%
#*  Fiesta Restaurant Group, Inc.                                251,876   6,649,526       0.1%
#   Finish Line, Inc. (The) Class A                              459,193   9,041,510       0.2%
#   Flanigan's Enterprises, Inc.                                  20,756     482,058       0.0%
    Flexsteel Industries, Inc.                                    54,856   2,298,466       0.1%
#*  Fox Factory Holding Corp.                                    304,261   6,602,464       0.1%
*   Francesca's Holdings Corp.                                   409,941   6,587,752       0.1%
#   Fred's, Inc. Class A                                         306,247   2,796,035       0.1%
*   FTD Cos., Inc.                                               202,799   4,080,316       0.1%
*   Full House Resorts, Inc.                                         682       1,112       0.0%
#*  Gaia, Inc.                                                     4,822      35,683       0.0%
*   Gaming Partners International Corp.                           13,461     139,860       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Consumer Discretionary -- (Continued)
           Gannett Co., Inc.                                             65,312 $   507,474       0.0%
#*         Genesco, Inc.                                                 99,643   5,360,793       0.1%
#*         Gentherm, Inc.                                               361,646  10,180,335       0.2%
#*         Global Eagle Entertainment, Inc.                              89,245     718,422       0.0%
#*         Gordmans Stores, Inc.                                         14,635      11,708       0.0%
#*         Gray Television, Inc.                                        486,737   4,331,959       0.1%
*          Gray Television, Inc. Class A                                 41,200     352,260       0.0%
*          Green Brick Partners, Inc.                                    38,406     293,806       0.0%
#          Guess?, Inc.                                                  60,413     815,576       0.0%
           Harte-Hanks, Inc.                                            457,860     645,583       0.0%
#          Haverty Furniture Cos., Inc.                                 140,194   2,488,443       0.1%
           Haverty Furniture Cos., Inc. Class A                          18,855     334,676       0.0%
#*         Helen of Troy, Ltd.                                           43,463   3,542,234       0.1%
#*         hhgregg, Inc.                                                146,876     249,689       0.0%
#*         Hibbett Sports, Inc.                                         126,069   4,897,781       0.1%
           Hooker Furniture Corp.                                        87,994   2,314,242       0.1%
*          Horizon Global Corp.                                         142,299   2,851,672       0.1%
*          Insignia Systems, Inc.                                        51,150     111,507       0.0%
#*         Installed Building Products, Inc.                            199,307   6,587,096       0.1%
           International Speedway Corp. Class A                          61,043   2,008,315       0.0%
*          Intrawest Resorts Holdings, Inc.                             116,459   1,911,092       0.0%
#*         iRobot Corp.                                                 256,033  12,980,873       0.3%
*          Isle of Capri Casinos, Inc.                                   65,348   1,372,308       0.0%
*          J Alexander's Holdings, Inc.                                  14,089     126,801       0.0%
*          Jaclyn, Inc.                                                  18,527     129,689       0.0%
#*         JAKKS Pacific, Inc.                                          146,564     981,979       0.0%
#*         Jamba, Inc.                                                  152,084   1,604,486       0.0%
           Johnson Outdoors, Inc. Class A                                65,549   2,358,453       0.1%
*          K12, Inc.                                                    199,579   2,163,436       0.1%
#          KB Home                                                      406,777   5,914,538       0.1%
*          Kirkland's, Inc.                                             182,875   2,232,904       0.1%
#*         Kona Grill, Inc.                                              69,063     742,427       0.0%
*          Koss Corp.                                                   115,135     337,346       0.0%
*          La Quinta Holdings, Inc.                                     109,723   1,098,327       0.0%
           La-Z-Boy, Inc.                                               582,277  13,625,282       0.3%
*          Lakeland Industries, Inc.                                     41,792     413,741       0.0%
(degrees)* Lazare Kaplan International, Inc.                             81,643      22,966       0.0%
           Libbey, Inc.                                                 246,210   3,941,822       0.1%
           Liberty Tax, Inc.                                              1,442      17,088       0.0%
*          Liberty TripAdvisor Holdings, Inc. Class A                   143,012   3,174,866       0.1%
           Lifetime Brands, Inc.                                        109,290   1,546,454       0.0%
*          Lindblad Expeditions Holdings, Inc.                           17,254     141,310       0.0%
#*         Loral Space & Communications, Inc.                             3,565     138,322       0.0%
#*         Luby's, Inc.                                                 247,470   1,036,899       0.0%
*          M/I Homes, Inc.                                              191,445   4,117,982       0.1%
#*         Malibu Boats, Inc. Class A                                    43,113     632,468       0.0%
           Marcus Corp. (The)                                           177,045   4,691,692       0.1%
           Marine Products Corp.                                        333,731   3,120,385       0.1%
*          MarineMax, Inc.                                              184,620   3,683,169       0.1%
#*         McClatchy Co. (The) Class A                                   35,627     502,341       0.0%
#          MDC Holdings, Inc.                                           319,479   7,574,847       0.2%
*          Meritage Homes Corp.                                          74,993   2,321,033       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Modine Manufacturing Co.                                     363,427 $ 3,979,526       0.1%
*   Monarch Casino & Resort, Inc.                                 27,353     646,898       0.0%
#*  Motorcar Parts of America, Inc.                              183,918   4,826,008       0.1%
    Movado Group, Inc.                                           168,657   3,718,887       0.1%
#*  MSG Networks, Inc. Class A                                   377,174   7,204,023       0.2%
#   NACCO Industries, Inc. Class A                                39,347   2,878,233       0.1%
*   Nathan's Famous, Inc.                                         55,586   2,962,734       0.1%
    National American University Holdings, Inc.                      584       1,051       0.0%
    National CineMedia, Inc.                                     647,765   8,984,501       0.2%
#*  Nautilus, Inc.                                               354,120   6,232,512       0.1%
#*  New Home Co., Inc. (The)                                       9,948      99,679       0.0%
#   New Media Investment Group, Inc.                              83,861   1,207,598       0.0%
*   New York & Co., Inc.                                         629,975   1,385,945       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                     270,654  13,207,915       0.3%
*   Nobility Homes, Inc.                                          40,514     627,967       0.0%
#*  Noodles & Co.                                                  2,395      11,257       0.0%
    Nutrisystem, Inc.                                            341,924  10,838,991       0.2%
#*  Ollie's Bargain Outlet Holdings, Inc.                         96,805   2,647,617       0.1%
#*  Overstock.com, Inc.                                          114,024   1,670,452       0.0%
    Oxford Industries, Inc.                                      179,469  11,256,296       0.2%
    P&F Industries, Inc. Class A                                   6,745      54,297       0.0%
#*  Papa Murphy's Holdings, Inc.                                   1,900      10,564       0.0%
*   Pegasus Cos., Inc. (The)                                         523     117,680       0.0%
#*  Penn National Gaming, Inc.                                   102,419   1,324,278       0.0%
*   Perfumania Holdings, Inc.                                     56,683     113,366       0.0%
*   Perry Ellis International, Inc.                              115,761   2,151,997       0.1%
    PetMed Express, Inc.                                         201,039   3,994,645       0.1%
#   Pier 1 Imports, Inc.                                         499,514   2,152,905       0.1%
#*  Popeyes Louisiana Kitchen, Inc.                              268,854  14,351,427       0.3%
*   Potbelly Corp.                                                97,928   1,277,960       0.0%
*   QEP Co., Inc.                                                 31,941     579,729       0.0%
#*  Radio One, Inc. Class D                                      313,686     784,215       0.0%
#*  Rave Restaurant Group, Inc.                                   23,491      65,305       0.0%
    RCI Hospitality Holdings, Inc.                                60,552     703,009       0.0%
*   Reading International, Inc. Class A                          139,284   1,837,156       0.0%
#*  Reading International, Inc. Class B                           11,620     175,869       0.0%
*   Red Lion Hotels Corp.                                        154,891   1,301,084       0.0%
#*  Red Robin Gourmet Burgers, Inc.                              142,457   6,553,022       0.1%
*   Regis Corp.                                                  365,059   4,628,948       0.1%
#   Rent-A-Center, Inc.                                           92,837     936,725       0.0%
    Rocky Brands, Inc.                                            55,746     596,482       0.0%
*   Ruby Tuesday, Inc.                                           448,164   1,331,047       0.0%
    Ruth's Hospitality Group, Inc.                               392,548   6,221,886       0.1%
#   Saga Communications, Inc. Class A                             51,688   2,170,896       0.1%
    Salem Media Group, Inc.                                      166,500     907,425       0.0%
    Scholastic Corp.                                               3,144     120,258       0.0%
*   Sears Hometown and Outlet Stores, Inc.                         7,887      38,252       0.0%
#   SeaWorld Entertainment, Inc.                                 375,012   5,253,918       0.1%
#*  Select Comfort Corp.                                         443,759   8,515,735       0.2%
*   Sequential Brands Group, Inc.                                 38,898     280,066       0.0%
#*  Shake Shack, Inc. Class A                                     15,948     508,582       0.0%
*   Shiloh Industries, Inc.                                      152,984   1,069,358       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Shoe Carnival, Inc.                                          155,992 $ 3,957,517       0.1%
#*  Shutterfly, Inc.                                             238,109  11,667,341       0.2%
#*  Skyline Corp.                                                 70,594     816,773       0.0%
#*  Smith & Wesson Holding Corp.                                 524,678  13,867,240       0.3%
#   Sonic Automotive, Inc. Class A                               383,075   6,857,042       0.1%
#   Sonic Corp.                                                  598,492  13,711,452       0.3%
*   Spanish Broadcasting System, Inc. Class A                     36,748     124,943       0.0%
#   Spartan Motors, Inc.                                         239,886   2,051,025       0.0%
#   Speedway Motorsports, Inc.                                   236,792   4,454,058       0.1%
#*  Sportsman's Warehouse Holdings, Inc.                          96,970     892,124       0.0%
#   Stage Stores, Inc.                                           214,362   1,091,103       0.0%
    Standard Motor Products, Inc.                                256,836  12,559,280       0.3%
    Stanley Furniture Co., Inc.                                   51,183      70,633       0.0%
    Stein Mart, Inc.                                             349,228   2,102,353       0.1%
*   Stoneridge, Inc.                                             276,241   4,093,892       0.1%
    Strattec Security Corp.                                       29,752   1,056,196       0.0%
#*  Strayer Education, Inc.                                       84,278   4,943,747       0.1%
    Sturm Ruger & Co., Inc.                                      196,827  12,104,860       0.2%
    Superior Industries International, Inc.                      231,847   5,680,251       0.1%
#   Superior Uniform Group, Inc.                                 112,846   2,007,530       0.0%
*   Sypris Solutions, Inc.                                       166,119     164,458       0.0%
*   Tandy Leather Factory, Inc.                                  101,284     749,502       0.0%
#*  Tile Shop Holdings, Inc.                                     118,183   2,003,202       0.0%
*   Tilly's, Inc. Class A                                         54,245     503,394       0.0%
    Time, Inc.                                                   463,636   6,027,268       0.1%
*   TopBuild Corp.                                               158,480   4,775,002       0.1%
    Tower International, Inc.                                    143,833   3,121,176       0.1%
*   Town Sports International Holdings, Inc.                      84,473     211,183       0.0%
*   Townsquare Media, Inc. Class A                                 2,259      18,930       0.0%
*   Trans World Entertainment Corp.                              218,126     850,691       0.0%
#   tronc, Inc.                                                    3,971      47,771       0.0%
#*  Tuesday Morning Corp.                                        298,808   1,479,100       0.0%
*   UCP, Inc. Class A                                             41,230     375,193       0.0%
*   Unifi, Inc.                                                  158,494   4,556,702       0.1%
#*  Universal Electronics, Inc.                                  170,277  11,944,932       0.2%
    Universal Technical Institute, Inc.                          149,428     227,131       0.0%
*   US Auto Parts Network, Inc.                                  126,917     389,635       0.0%
#*  Vera Bradley, Inc.                                           256,011   3,422,867       0.1%
*   Vince Holding Corp.                                           94,431     514,649       0.0%
#*  Vitamin Shoppe, Inc.                                         282,607   7,079,305       0.1%
*   VOXX International Corp.                                     146,526     600,757       0.0%
*   WCI Communities, Inc.                                         44,030   1,019,295       0.0%
*   West Marine, Inc.                                            180,452   1,443,616       0.0%
#   Weyco Group, Inc.                                            109,555   2,772,837       0.1%
#*  William Lyon Homes Class A                                   104,625   1,868,603       0.0%
    Wingstop, Inc.                                                15,264     408,465       0.0%
#   Winmark Corp.                                                 54,273   5,804,497       0.1%
#   Winnebago Industries, Inc.                                   304,017   8,588,480       0.2%
#   World Wrestling Entertainment, Inc. Class A                   47,252     835,415       0.0%
#*  ZAGG, Inc.                                                   229,917   1,494,461       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                                 247,553 $  5,508,054       0.1%
                                                                         ------------      ----
Total Consumer Discretionary                                              824,535,869      16.1%
                                                                         ------------      ----
Consumer Staples -- (3.0%)
#   Alico, Inc.                                                   67,264    1,758,954       0.0%
#*  Alliance One International, Inc.                              71,003    1,054,395       0.0%
    Andersons, Inc. (The)                                        256,082    9,743,920       0.2%
*   Bridgford Foods Corp.                                         72,953      831,664       0.0%
    Calavo Growers, Inc.                                         179,444   10,614,113       0.2%
*   CCA Industries, Inc.                                          35,363      106,089       0.0%
*   Central Garden & Pet Co.                                      75,174    1,828,232       0.0%
*   Central Garden & Pet Co. Class A                             313,113    7,308,057       0.2%
#*  Chefs' Warehouse, Inc. (The)                                 103,518    1,180,105       0.0%
#   Coca-Cola Bottling Co. Consolidated                           73,233   10,347,823       0.2%
#*  Coffee Holding Co., Inc.                                      14,908       77,074       0.0%
#*  Craft Brew Alliance, Inc.                                    181,334    2,910,411       0.1%
#   Dean Foods Co.                                               598,629   10,930,965       0.2%
#*  Farmer Brothers Co.                                          117,914    3,855,788       0.1%
#   Ingles Markets, Inc. Class A                                 151,787    5,995,586       0.1%
    Inter Parfums, Inc.                                          297,280    9,691,328       0.2%
#*  Inventure Foods, Inc.                                         19,408      164,192       0.0%
#   John B. Sanfilippo & Son, Inc.                                70,010    3,548,107       0.1%
#*  Landec Corp.                                                 245,029    3,246,634       0.1%
#*  Lifevantage Corp.                                              5,000       41,000       0.0%
#*  Lifeway Foods, Inc.                                          149,735    2,677,262       0.1%
#   Limoneira Co.                                                  4,236       83,407       0.0%
#   Mannatech, Inc.                                               10,017      173,294       0.0%
    Medifast, Inc.                                               133,630    5,486,848       0.1%
#   MGP Ingredients, Inc.                                        151,462    5,332,977       0.1%
*   National Beverage Corp.                                      157,669    7,448,284       0.2%
*   Natural Alternatives International, Inc.                      70,731      891,211       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                      47,323      562,197       0.0%
    Natural Health Trends Corp.                                    4,297      100,249       0.0%
#   Nature's Sunshine Products, Inc.                             152,000    1,907,600       0.1%
*   Nutraceutical International Corp.                             60,690    1,747,872       0.0%
    Oil-Dri Corp. of America                                      56,286    1,900,215       0.0%
*   Omega Protein Corp.                                          159,161    3,549,290       0.1%
#   Orchids Paper Products Co.                                    68,186    1,749,653       0.0%
*   Primo Water Corp.                                             96,413    1,262,046       0.0%
*   Revlon, Inc. Class A                                         272,583    9,267,822       0.2%
    Rocky Mountain Chocolate Factory, Inc.                        70,128      715,306       0.0%
    Scope Industries                                               7,717      956,908       0.0%
*   Seneca Foods Corp. Class A                                    36,462    1,071,983       0.0%
*   Seneca Foods Corp. Class B                                    11,120      366,960       0.0%
#*  Smart & Final Stores, Inc.                                     6,910       82,920       0.0%
    SpartanNash Co.                                              316,634    8,865,752       0.2%
#*  SUPERVALU, Inc.                                              291,604    1,250,981       0.0%
*   Tofutti Brands, Inc.                                          20,804       48,889       0.0%
    United-Guardian, Inc.                                         39,576      617,386       0.0%
#   Universal Corp.                                              125,864    6,821,829       0.1%
#*  USANA Health Sciences, Inc.                                   83,781   10,765,858       0.2%
    Village Super Market, Inc. Class A                            69,246    2,070,455       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
#   WD-40 Co.                                                    145,060 $ 15,467,022       0.3%
    Weis Markets, Inc.                                            10,282      571,988       0.0%
                                                                         ------------       ---
Total Consumer Staples                                                    179,048,901       3.5%
                                                                         ------------       ---
Energy -- (2.3%)
    Adams Resources & Energy, Inc.                                39,154    1,430,687       0.0%
#   Alon USA Energy, Inc.                                        503,622    4,059,193       0.1%
#*  Approach Resources, Inc.                                      22,469       64,037       0.0%
*   Barnwell Industries, Inc.                                     68,834      110,134       0.0%
*   Bill Barrett Corp.                                           200,043    1,038,223       0.0%
*   Callon Petroleum Co.                                         575,304    7,473,199       0.2%
#*  Clayton Williams Energy, Inc.                                106,541    9,302,095       0.2%
*   Clean Energy Fuels Corp.                                     520,297    2,138,421       0.1%
#*  Cloud Peak Energy, Inc.                                      368,334    2,268,937       0.1%
*   Contango Oil & Gas Co.                                       156,987    1,229,208       0.0%
*   Dawson Geophysical Co.                                       153,310    1,004,181       0.0%
    Delek US Holdings, Inc.                                       17,614      297,677       0.0%
#   DHT Holdings, Inc.                                           588,995    2,397,210       0.1%
#*  Dorian LPG, Ltd.                                               8,460       47,630       0.0%
*   Eclipse Resources Corp.                                      508,292    1,392,720       0.0%
*   ENGlobal Corp.                                               157,090      224,639       0.0%
*   Era Group, Inc.                                               36,497      275,552       0.0%
    Evolution Petroleum Corp.                                     64,421      496,042       0.0%
*   Fairmount Santrol Holdings, Inc.                              14,434      123,988       0.0%
#*  Forum Energy Technologies, Inc.                              503,769    9,067,842       0.2%
    GasLog, Ltd.                                                   3,624       55,628       0.0%
#*  Gastar Exploration, Inc.                                      20,484       22,123       0.0%
#*  Geospace Technologies Corp.                                   69,429    1,279,576       0.0%
#   Green Plains, Inc.                                           250,552    6,514,352       0.1%
#   Gulf Island Fabrication, Inc.                                101,881    1,018,810       0.0%
#*  Gulfmark Offshore, Inc. Class A                               98,074      112,785       0.0%
    Hallador Energy Co.                                            1,400       12,376       0.0%
*   Helix Energy Solutions Group, Inc.                           651,498    5,681,063       0.1%
*   HKN, Inc.                                                      1,132       15,508       0.0%
#*  Hornbeck Offshore Services, Inc.                               6,673       26,492       0.0%
#*  ION Geophysical Corp.                                         68,868      406,321       0.0%
#*  Jones Energy, Inc. Class A                                    20,939       85,850       0.0%
#*  Matador Resources Co.                                         24,464      533,560       0.0%
*   Matrix Service Co.                                           284,484    5,035,367       0.1%
#*  McDermott International, Inc.                                912,542    4,690,466       0.1%
*   Mitcham Industries, Inc.                                      85,359      252,663       0.0%
*   Natural Gas Services Group, Inc.                              73,518    1,595,341       0.0%
#*  Newpark Resources, Inc.                                      861,765    5,429,120       0.1%
    Nordic American Offshore, Ltd.                                   571        1,884       0.0%
#   Nordic American Tankers, Ltd.                                 66,007      539,277       0.0%
#*  Northern Oil and Gas, Inc.                                    36,749       77,173       0.0%
#*  Oasis Petroleum, Inc.                                        508,371    5,332,812       0.1%
#*  Oil States International, Inc.                               229,698    6,718,666       0.1%
    Overseas Shipholding Group, Inc. Class A                       3,457       30,283       0.0%
*   Pacific Ethanol, Inc.                                         53,525      398,761       0.0%
    Panhandle Oil and Gas, Inc. Class A                          125,937    2,266,866       0.1%
*   Par Pacific Holdings, Inc.                                    44,696      569,427       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Energy -- (Continued)
*           Parker Drilling Co.                                            890,461 $  1,780,922       0.0%
*           PetroQuest Energy, Inc.                                         18,544       68,798       0.0%
*           PHI, Inc. Non-Voting                                           106,145    1,653,739       0.0%
*           PHI, Inc. Voting                                                 9,745      147,150       0.0%
#*          Pioneer Energy Services Corp.                                  519,749    1,845,109       0.0%
#*          Renewable Energy Group, Inc.                                   372,201    3,256,759       0.1%
#*          REX American Resources Corp.                                    53,577    4,232,047       0.1%
#*          RigNet, Inc.                                                    48,744      731,160       0.0%
*           Ring Energy, Inc.                                               72,952      673,347       0.0%
#           Scorpio Tankers, Inc.                                          437,928    1,677,264       0.0%
#*          SEACOR Holdings, Inc.                                           14,820      730,774       0.0%
            SemGroup Corp. Class A                                         107,504    3,467,004       0.1%
            Ship Finance International, Ltd.                                   912       11,537       0.0%
#*          Synergy Resources Corp.                                      1,194,297    8,168,991       0.2%
(degrees)#* Syntroleum Corp.                                                44,574       16,492       0.0%
#           Teekay Tankers, Ltd. Class A                                   401,824      855,885       0.0%
#           Tesco Corp.                                                    298,592    2,045,355       0.1%
*           TETRA Technologies, Inc.                                       491,157    2,676,806       0.1%
#*          Unit Corp.                                                     353,363    6,053,108       0.1%
*           Vaalco Energy, Inc.                                            447,455      353,489       0.0%
#*          Willbros Group, Inc.                                           242,301      368,298       0.0%
                                                                                   ------------       ---
Total Energy                                                                        133,958,199       2.6%
                                                                                   ------------       ---
Financials -- (18.7%)
            1st Constitution Bancorp                                        17,977      242,690       0.0%
#           1st Source Corp.                                               217,852    7,528,965       0.2%
            A-Mark Precious Metals, Inc.                                    70,021    1,067,820       0.0%
#           Access National Corp.                                           61,197    1,442,413       0.0%
#*          Ambac Financial Group, Inc.                                    257,235    4,745,986       0.1%
            American Equity Investment Life Holding Co.                    117,979    2,115,363       0.0%
#           American National Bankshares, Inc.                              54,415    1,471,926       0.0%
*           American River Bankshares                                       20,521      250,972       0.0%
            Ameris Bancorp                                                 344,034   12,488,434       0.3%
#           AMERISAFE, Inc.                                                205,320   11,415,792       0.2%
#           AmeriServ Financial, Inc.                                      189,054      614,426       0.0%
*           Anchor Bancorp, Inc.                                               800       19,800       0.0%
            Argo Group International Holdings, Ltd.                         63,585    3,535,326       0.1%
#           Arrow Financial Corp.                                          127,731    4,036,300       0.1%
            Associated Capital Group, Inc. Class A                             762       25,870       0.0%
*           Asta Funding, Inc.                                              53,751      526,760       0.0%
            Astoria Financial Corp.                                        782,419   11,446,790       0.2%
            Atlantic American Corp.                                          7,131       27,098       0.0%
*           Atlantic Coast Financial Corp.                                     738        4,738       0.0%
*           Atlanticus Holdings Corp.                                      140,864      485,981       0.0%
*           Atlas Financial Holdings, Inc.                                  38,816      665,694       0.0%
#           Auburn National Bancorporation, Inc.                            11,571      321,095       0.0%
            Baldwin & Lyons, Inc. Class A                                    3,548       84,992       0.0%
            Baldwin & Lyons, Inc. Class B                                   90,872    2,235,451       0.1%
#           Banc of California, Inc.                                       303,571    4,037,494       0.1%
            BancFirst Corp.                                                120,480    8,638,416       0.2%
            Bancorp of New Jersey, Inc.                                      1,246       14,080       0.0%
*           Bancorp, Inc. (The)                                            258,583    1,610,972       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Bank Mutual Corp.                                            250,738 $ 1,955,756       0.0%
    Bank of Commerce Holdings                                     19,956     145,679       0.0%
#   Bank of Marin Bancorp                                          2,158     109,519       0.0%
    BankFinancial Corp.                                          211,872   2,663,231       0.1%
    Banner Corp.                                                 214,132   9,665,918       0.2%
#   Bar Harbor Bankshares                                         40,492   1,471,884       0.0%
#*  BBX Capital Corp. Class A                                     11,845     241,164       0.0%
    BCB Bancorp, Inc.                                             54,608     644,374       0.0%
    Bear State Financial, Inc.                                    50,526     446,650       0.0%
    Beneficial Bancorp, Inc.                                     429,724   6,230,998       0.1%
    Berkshire Bancorp, Inc.                                       10,471      85,339       0.0%
    Berkshire Hills Bancorp, Inc.                                235,305   6,953,263       0.1%
#   Blue Hills Bancorp, Inc.                                      36,207     563,019       0.0%
    BNC Bancorp                                                  183,710   4,574,379       0.1%
#*  BofI Holding, Inc.                                           689,616  12,847,546       0.3%
    Boston Private Financial Holdings, Inc.                      912,822  12,003,609       0.2%
#   Bridge Bancorp, Inc.                                          55,995   1,542,662       0.0%
    Brookline Bancorp, Inc.                                      674,931   8,639,117       0.2%
    Bryn Mawr Bank Corp.                                         129,025   4,051,385       0.1%
*   BSB Bancorp, Inc.                                                612      14,994       0.0%
    C&F Financial Corp.                                           14,164     592,055       0.0%
#   Calamos Asset Management, Inc. Class A                       142,949     923,451       0.0%
#   California First National Bancorp                             81,133   1,143,975       0.0%
#   Camden National Corp.                                        119,434   3,943,711       0.1%
#   Capital Bank Financial Corp. Class A                         168,451   5,516,770       0.1%
#   Capital City Bank Group, Inc.                                145,010   2,180,950       0.0%
    Cardinal Financial Corp.                                     339,821   8,930,496       0.2%
*   Carolina Bank Holdings, Inc.                                   4,335      86,657       0.0%
    Carolina Financial Corp.                                       4,046      92,249       0.0%
*   Carver Bancorp, Inc.                                             300       1,218       0.0%
*   Cascade Bancorp                                              164,029   1,002,217       0.0%
    CenterState Banks, Inc.                                      314,728   5,879,119       0.1%
    Central Pacific Financial Corp.                              208,694   5,348,827       0.1%
    Central Valley Community Bancorp                               5,699      81,610       0.0%
    Century Bancorp, Inc. Class A                                 18,900     857,115       0.0%
    Charter Financial Corp.                                       23,163     293,012       0.0%
    Chemical Financial Corp.                                     202,941   8,716,316       0.2%
#   Citizens & Northern Corp.                                     13,330     278,864       0.0%
#   Citizens Community Bancorp, Inc.                               4,432      48,087       0.0%
    Citizens First Corp.                                           1,442      24,427       0.0%
    Citizens Holding Co.                                           9,925     229,268       0.0%
#*  Citizens, Inc.                                               389,685   3,031,749       0.1%
#   City Holding Co.                                             161,515   8,442,389       0.2%
#   Clifton Bancorp, Inc.                                        124,322   1,900,883       0.0%
    CNB Financial Corp.                                           60,872   1,190,048       0.0%
    CoBiz Financial, Inc.                                        312,866   3,979,656       0.1%
    Codorus Valley Bancorp, Inc.                                  13,333     278,658       0.0%
#   Cohen & Steers, Inc.                                          44,040   1,637,407       0.0%
*   Colony Bankcorp, Inc.                                         37,943     378,481       0.0%
#   Columbia Banking System, Inc.                                385,842  12,740,503       0.3%
#   Community Bank System, Inc.                                  265,690  12,516,656       0.3%
*   Community Bankers Trust Corp.                                  2,000      11,300       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Financials -- (Continued)
           Community Trust Bancorp, Inc.                                152,908 $ 5,588,787       0.1%
           Community West Bancshares                                     12,713     103,611       0.0%
(degrees)* CommunityOne Bancorp                                             216       3,047       0.0%
#          ConnectOne Bancorp, Inc.                                     165,833   3,043,036       0.1%
*          Consumer Portfolio Services, Inc.                            186,718     836,497       0.0%
#*         Cowen Group, Inc. Class A                                    350,148   1,137,981       0.0%
           Crawford & Co. Class A                                       281,599   2,531,575       0.1%
#          Crawford & Co. Class B                                       145,019   1,631,464       0.0%
*          CU Bancorp                                                    11,635     273,423       0.0%
*          Customers Bancorp, Inc.                                      189,525   5,130,442       0.1%
#          CVB Financial Corp.                                          226,810   3,805,872       0.1%
#          Diamond Hill Investment Group, Inc.                            1,211     220,414       0.0%
           Dime Community Bancshares, Inc.                              351,654   5,696,795       0.1%
           Donegal Group, Inc. Class A                                  171,699   2,584,070       0.1%
           Donegal Group, Inc. Class B                                   34,951     643,972       0.0%
           Eagle Bancorp Montana, Inc.                                      578       9,017       0.0%
*          Eagle Bancorp, Inc.                                           77,712   3,819,545       0.1%
           Eastern Virginia Bankshares, Inc.                              8,084      66,693       0.0%
#*         eHealth, Inc.                                                149,365   1,169,528       0.0%
           EMC Insurance Group, Inc.                                    173,655   4,228,499       0.1%
#*         Emergent Capital, Inc.                                         5,262      14,576       0.0%
           Employers Holdings, Inc.                                     299,861   9,400,642       0.2%
#*         Encore Capital Group, Inc.                                   292,796   5,812,001       0.1%
#*         Enova International, Inc.                                    151,528   1,424,363       0.0%
#          Enterprise Bancorp, Inc.                                      37,906     989,347       0.0%
           Enterprise Financial Services Corp.                          134,598   4,455,194       0.1%
           ESSA Bancorp, Inc.                                            55,542     748,706       0.0%
           Evans Bancorp, Inc.                                           11,667     317,342       0.0%
#*         Ezcorp, Inc. Class A                                         256,003   2,496,029       0.1%
#          Farmers Capital Bank Corp.                                    23,970     752,658       0.0%
           Farmers National Banc Corp.                                   19,494     204,687       0.0%
           FBL Financial Group, Inc. Class A                            265,072  16,779,058       0.3%
*          FCB Financial Holdings, Inc. Class A                         197,148   7,353,620       0.1%
#          Federal Agricultural Mortgage Corp. Class A                    4,200     199,458       0.0%
           Federal Agricultural Mortgage Corp. Class C                   74,349   3,035,670       0.1%
           Federated National Holding Co.                               136,747   2,449,139       0.1%
#          Fidelity & Guaranty Life                                       4,825     106,633       0.0%
           Fidelity Southern Corp.                                      166,966   3,043,790       0.1%
           Financial Institutions, Inc.                                  89,659   2,407,344       0.1%
*          First Acceptance Corp.                                        59,247      50,952       0.0%
*          First BanCorp(318672706)                                     706,936   3,626,582       0.1%
#          First Bancorp(318910106)                                     146,984   2,905,874       0.1%
#          First Bancorp, Inc.                                           75,858   1,795,559       0.0%
*          First Bancshares, Inc.                                           730       7,731       0.0%
           First Bancshares, Inc. (The)                                   4,544      97,696       0.0%
           First Busey Corp.                                            339,787   7,852,478       0.2%
           First Business Financial Services, Inc.                       22,380     421,863       0.0%
#          First Commonwealth Financial Corp.                           752,663   7,647,056       0.2%
           First Community Bancshares, Inc.                             116,630   2,641,669       0.1%
           First Connecticut Bancorp., Inc.                              36,715     651,691       0.0%
           First Defiance Financial Corp.                                69,039   2,725,660       0.1%
           First Financial Bancorp                                      518,007  11,137,150       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Financials -- (Continued)
           First Financial Corp.                                         94,531 $ 3,790,693       0.1%
           First Financial Northwest, Inc.                               56,086     891,767       0.0%
*          First Foundation, Inc.                                        12,079     298,834       0.0%
#          First Interstate BancSystem, Inc. Class A                    199,119   6,351,896       0.1%
           First Merchants Corp.                                        302,605   8,518,331       0.2%
           First Midwest Bancorp, Inc.                                  753,336  14,546,918       0.3%
#*         First NBC Bank Holding Co.                                    58,827     317,666       0.0%
*          First Northwest Bancorp                                        3,844      52,624       0.0%
#          First of Long Island Corp. (The)                              34,104   1,089,623       0.0%
(degrees)* First Place Financial Corp.                                  153,683          --       0.0%
           First South Bancorp, Inc.                                     59,381     575,996       0.0%
*          First United Corp.                                            31,308     366,304       0.0%
           FirstCash, Inc.                                              343,499  16,213,153       0.3%
*          Flagstar Bancorp, Inc.                                       290,577   7,970,527       0.2%
           Flushing Financial Corp.                                     240,150   5,144,013       0.1%
*          FNFV Group                                                    92,995   1,120,590       0.0%
#          Gain Capital Holdings, Inc.                                  186,304     856,998       0.0%
           GAMCO Investors, Inc. Class A                                 21,933     623,117       0.0%
#*         Genworth Financial, Inc. Class A                             171,929     711,786       0.0%
#          German American Bancorp, Inc.                                 80,821   3,146,362       0.1%
*          Global Indemnity P.L.C.                                       58,240   1,749,530       0.0%
           Great Southern Bancorp, Inc.                                  88,958   3,678,413       0.1%
           Great Western Bancorp, Inc.                                   22,614     729,075       0.0%
#*         Green Bancorp, Inc.                                            5,047      52,236       0.0%
*          Green Dot Corp. Class A                                      511,074  11,345,843       0.2%
#          Greenhill & Co., Inc.                                        233,993   5,487,136       0.1%
#*         Greenlight Capital Re, Ltd. Class A                          265,839   5,290,196       0.1%
           Guaranty Bancorp                                              98,698   1,875,262       0.0%
           Guaranty Federal Bancshares, Inc.                             17,335     287,241       0.0%
*          Hallmark Financial Services, Inc.                            118,697   1,229,701       0.0%
           Hanmi Financial Corp.                                        348,062   8,701,550       0.2%
           Hawthorn Bancshares, Inc.                                      6,699      96,801       0.0%
#          HCI Group, Inc.                                              113,633   3,080,591       0.1%
           Heartland Financial USA, Inc.                                153,391   5,744,493       0.1%
           Hennessy Advisors, Inc.                                        1,867      53,919       0.0%
           Heritage Commerce Corp.                                      185,180   2,009,203       0.0%
           Heritage Financial Corp.                                     180,496   3,321,126       0.1%
#          Heritage Insurance Holdings, Inc.                             85,013   1,002,303       0.0%
           Heritage Oaks Bancorp                                         10,165      80,812       0.0%
#          Hingham Institution for Savings                               14,511   2,081,603       0.0%
*          HMN Financial, Inc.                                           37,346     548,986       0.0%
#          Home Bancorp, Inc.                                             4,852     139,301       0.0%
*          HomeStreet, Inc.                                             119,380   3,288,919       0.1%
*          HomeTrust Bancshares, Inc.                                    36,715     682,899       0.0%
           Hope Bancorp, Inc.                                           705,357  11,384,462       0.2%
           HopFed Bancorp, Inc.                                          18,198     207,093       0.0%
           Horace Mann Educators Corp.                                  408,077  14,670,368       0.3%
#          Horizon Bancorp                                               66,778   1,936,562       0.0%
#*         Impac Mortgage Holdings, Inc.                                  2,127      33,713       0.0%
           Independence Holding Co.                                      72,543   1,273,130       0.0%
           Independent Bank Corp.(453836108)                            230,864  12,732,150       0.3%
           Independent Bank Corp.(453838609)                             34,130     573,384       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Independent Bank Group, Inc.                                    51,954 $ 2,509,378       0.1%
    Infinity Property & Casualty Corp.                             121,048   9,919,884       0.2%
    International Bancshares Corp.                                  20,877     644,055       0.0%
*   INTL. FCStone, Inc.                                            128,190   4,602,021       0.1%
#   Investment Technology Group, Inc.                              182,620   2,795,912       0.1%
#   Investors Title Co.                                             21,120   2,027,520       0.0%
#   James River Group Holdings, Ltd.                                35,258   1,327,111       0.0%
*   KCG Holdings, Inc. Class A                                     322,916   4,120,408       0.1%
    Kearny Financial Corp.                                         351,705   4,906,285       0.1%
    Kentucky First Federal Bancorp                                  38,012     308,848       0.0%
    Kingstone Cos., Inc.                                             7,739      79,712       0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                    177,795     362,702       0.0%
#   Lake Shore Bancorp, Inc.                                         3,521      48,519       0.0%
    Lake Sunapee Bank Group                                         21,740     396,103       0.0%
    Lakeland Bancorp, Inc.                                         243,377   3,443,785       0.1%
    Lakeland Financial Corp.                                       219,272   8,077,980       0.2%
    Landmark Bancorp, Inc.                                          15,559     412,314       0.0%
#   LegacyTexas Financial Group, Inc.                              475,476  16,266,034       0.3%
#*  LendingTree, Inc.                                               70,500   5,629,425       0.1%
    Macatawa Bank Corp.                                            212,095   1,724,332       0.0%
    Mackinac Financial Corp.                                        42,649     493,022       0.0%
*   Magyar Bancorp, Inc.                                            15,818     165,219       0.0%
    Maiden Holdings, Ltd.                                          574,662   7,844,136       0.2%
    MainSource Financial Group, Inc.                               167,865   4,189,910       0.1%
*   Malvern Bancorp, Inc.                                            8,513     150,680       0.0%
#   Manning & Napier, Inc.                                          40,055     276,380       0.0%
    Marlin Business Services Corp.                                  75,977   1,329,597       0.0%
#*  MBIA, Inc.                                                   1,060,367   8,164,826       0.2%
#   MBT Financial Corp.                                             81,947     721,134       0.0%
    Mercantile Bank Corp.                                           63,330   1,742,842       0.0%
    Merchants Bancshares, Inc.                                      61,287   2,635,341       0.1%
    Meridian Bancorp, Inc.                                         335,110   5,345,004       0.1%
    Meta Financial Group, Inc.                                      70,366   5,154,309       0.1%
#   Mid Penn Bancorp, Inc.                                           7,759     143,542       0.0%
#   MidSouth Bancorp, Inc.                                          60,911     624,338       0.0%
    MidWestOne Financial Group, Inc.                                17,469     507,999       0.0%
    Moelis & Co. Class A                                             1,211      30,759       0.0%
*   MSB Financial Corp.                                              3,072      41,165       0.0%
    MutualFirst Financial, Inc.                                     39,230   1,072,940       0.0%
    National Bank Holdings Corp. Class A                           176,829   4,304,018       0.1%
    National Interstate Corp.                                      144,360   4,677,264       0.1%
    National Security Group, Inc. (The)                             12,602     214,486       0.0%
#   National Western Life Group, Inc. Class A                       12,021   2,589,323       0.1%
    Navigators Group, Inc. (The)                                    90,441   8,429,101       0.2%
#   NBT Bancorp, Inc.                                              349,351  11,776,622       0.2%
    Nelnet, Inc. Class A                                            58,644   2,297,672       0.1%
#*  NewStar Financial, Inc.                                        204,525   1,990,028       0.0%
*   Nicholas Financial, Inc.                                        43,559     419,038       0.0%
*   NMI Holdings, Inc. Class A                                     152,727   1,168,362       0.0%
    Northeast Bancorp                                                4,362      48,854       0.0%
#   Northfield Bancorp, Inc.                                       369,438   6,077,255       0.1%
#   Northrim BanCorp, Inc.                                          45,974   1,128,662       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
#   Northwest Bancshares, Inc.                                   947,369 $14,911,588       0.3%
#   Norwood Financial Corp.                                       10,591     307,139       0.0%
    Ocean Shore Holding Co.                                       20,561     495,520       0.0%
#   OceanFirst Financial Corp.                                   188,126   3,890,446       0.1%
    OFG Bancorp                                                  342,952   3,652,439       0.1%
#   Ohio Valley Banc Corp.                                        16,910     408,377       0.0%
    Old Line Bancshares, Inc.                                     25,285     497,735       0.0%
    Old National Bancorp.                                        705,248  10,367,146       0.2%
    Old Second Bancorp, Inc.                                     124,171     962,325       0.0%
    OM Asset Management P.L.C.                                    43,194     607,740       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       89,371   1,227,958       0.0%
#   Oppenheimer Holdings, Inc. Class A                            30,464     426,496       0.0%
    Opus Bank                                                    158,544   3,178,807       0.1%
    Oritani Financial Corp.                                      444,415   6,955,095       0.1%
    Pacific Continental Corp.                                    113,850   1,952,527       0.0%
*   Pacific Mercantile Bancorp                                    30,954     173,342       0.0%
*   Pacific Premier Bancorp, Inc.                                196,669   5,083,894       0.1%
#   Park National Corp.                                           38,951   3,775,520       0.1%
    Park Sterling Corp.                                          323,471   2,785,085       0.1%
*   Patriot National Bancorp, Inc.                                   290       3,770       0.0%
#   PB Bancorp, Inc.                                               1,325      11,925       0.0%
    Peapack Gladstone Financial Corp.                            108,500   2,294,775       0.1%
#   Penns Woods Bancorp, Inc.                                     36,061   1,532,592       0.0%
*   PennyMac Financial Services, Inc. Class A                     38,384     656,366       0.0%
    People's Utah Bancorp                                         10,734     215,217       0.0%
    Peoples Bancorp of North Carolina, Inc.                       15,956     331,087       0.0%
    Peoples Bancorp, Inc.                                        110,685   2,741,667       0.1%
*   PHH Corp.                                                    528,454   7,673,152       0.2%
*   PICO Holdings, Inc.                                          171,901   2,080,002       0.0%
*   Piper Jaffray Cos.                                             4,037     228,292       0.0%
    PJT Partners, Inc. Class A                                     1,678      46,212       0.0%
#*  PRA Group, Inc.                                               45,521   1,452,120       0.0%
    Preferred Bank                                                82,220   3,117,782       0.1%
    Premier Financial Bancorp, Inc.                               47,695     802,230       0.0%
    Provident Financial Holdings, Inc.                            69,706   1,329,990       0.0%
#   Provident Financial Services, Inc.                           166,644   3,781,152       0.1%
#   Prudential Bancorp, Inc.                                      27,615     407,321       0.0%
    Pzena Investment Management, Inc. Class A                     73,608     535,866       0.0%
    QCR Holdings, Inc.                                            20,791     675,708       0.0%
*   Regional Management Corp.                                     50,219   1,118,377       0.0%
    Renasant Corp.                                               328,210  11,073,805       0.2%
    Republic Bancorp, Inc. Class A                               194,141   6,142,621       0.1%
#*  Republic First Bancorp, Inc.                                  76,545     302,353       0.0%
    Riverview Bancorp, Inc.                                      102,676     536,995       0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A                26,610      69,186       0.0%
    S&T Bancorp, Inc.                                            241,622   7,584,515       0.2%
*   Safeguard Scientifics, Inc.                                  202,098   2,384,756       0.1%
    Safety Insurance Group, Inc.                                 147,511   9,986,495       0.2%
    Salisbury Bancorp, Inc.                                        7,752     241,862       0.0%
    Sandy Spring Bancorp, Inc.                                   192,754   6,110,302       0.1%
    SB Financial Group, Inc.                                       2,810      35,884       0.0%
*   Seacoast Banking Corp. of Florida                            193,651   3,371,464       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
*   Security National Financial Corp. Class A                     25,580 $   159,875       0.0%
*   Select Bancorp, Inc.                                           9,127      73,929       0.0%
#   ServisFirst Bancshares, Inc.                                 118,474   6,414,182       0.1%
    Shore Bancshares, Inc.                                        40,532     517,594       0.0%
    SI Financial Group, Inc.                                      21,141     275,890       0.0%
    Siebert Financial Corp.                                       13,141      15,901       0.0%
    Sierra Bancorp                                                88,960   1,588,826       0.0%
    Silvercrest Asset Management Group, Inc. Class A               6,388      73,781       0.0%
#   Simmons First National Corp. Class A                         204,244  10,079,441       0.2%
#   South State Corp.                                            151,703  11,127,415       0.2%
#*  Southern First Bancshares, Inc.                               30,135     800,084       0.0%
    Southern Missouri Bancorp, Inc.                               15,664     385,178       0.0%
    Southern National Bancorp of Virginia, Inc.                    6,114      80,216       0.0%
#   Southside Bancshares, Inc.                                   202,284   6,598,504       0.1%
    Southwest Bancorp, Inc.                                      144,836   2,701,191       0.1%
    Southwest Georgia Financial Corp.                             12,047     193,113       0.0%
#   State Auto Financial Corp.                                   104,675   2,397,057       0.1%
    State Bank Financial Corp.                                   150,508   3,318,701       0.1%
    State National Cos., Inc.                                     71,941     735,956       0.0%
    Stewart Information Services Corp.                           253,011  11,372,844       0.2%
#   Stock Yards Bancorp, Inc.                                    204,990   6,990,159       0.1%
    Stonegate Bank                                                30,733   1,064,591       0.0%
    Suffolk Bancorp                                              116,496   4,193,856       0.1%
    Summit Financial Group, Inc.                                   1,089      21,530       0.0%
    Summit State Bank                                              1,118      14,758       0.0%
#   Sun Bancorp, Inc.                                             68,737   1,580,951       0.0%
    Sussex Bancorp                                                 8,000     133,200       0.0%
    Territorial Bancorp, Inc.                                     47,657   1,359,178       0.0%
    TheStreet, Inc.                                              233,363     245,031       0.0%
#*  Third Point Reinsurance, Ltd.                                 23,057     270,920       0.0%
    Timberland Bancorp, Inc.                                      70,526   1,160,858       0.0%
#   Tiptree Financial, Inc. Class A                              243,551   1,412,596       0.0%
#   Tompkins Financial Corp.                                     117,914   9,348,222       0.2%
    Towne Bank                                                   176,093   4,367,106       0.1%
    Trico Bancshares                                             177,721   4,677,617       0.1%
#*  TriState Capital Holdings, Inc.                               45,746     807,417       0.0%
    TrustCo Bank Corp. NY                                        900,442   6,303,094       0.1%
#   Trustmark Corp.                                              289,832   8,022,550       0.2%
*   Unico American Corp.                                         109,255   1,237,313       0.0%
    Union Bankshares Corp.                                       301,034   8,407,880       0.2%
#   Union Bankshares, Inc.                                        14,917     492,261       0.0%
    United Bancshares, Inc.                                        6,297     122,792       0.0%
    United Community Bancorp                                       1,415      22,357       0.0%
    United Community Banks, Inc.                                 553,610  11,941,368       0.2%
    United Community Financial Corp.                             316,114   2,323,438       0.1%
    United Financial Bancorp, Inc.                               355,291   5,226,331       0.1%
#   United Fire Group, Inc.                                      190,841   7,542,036       0.2%
#   United Insurance Holdings Corp.                              120,877   1,752,716       0.0%
*   United Security Bancshares                                   123,013     762,680       0.0%
    Unity Bancorp, Inc.                                           39,669     487,929       0.0%
    Universal Insurance Holdings, Inc.                           398,215   8,481,979       0.2%
    Univest Corp. of Pennsylvania                                157,154   3,732,407       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Financials -- (Continued)
    Value Line, Inc.                                              79,368 $    1,421,481       0.0%
*   Veritex Holdings, Inc.                                         3,486         61,458       0.0%
#   Virtus Investment Partners, Inc.                              63,918      6,858,401       0.1%
*   Walker & Dunlop, Inc.                                        321,256      7,732,632       0.2%
#*  Walter Investment Management Corp.                             5,902         29,510       0.0%
#   Washington Trust Bancorp, Inc.                               144,829      6,647,651       0.1%
    WashingtonFirst Bankshares, Inc.                                 957         23,399       0.0%
    Waterstone Financial, Inc.                                   138,045      2,339,863       0.1%
    Wayne Savings Bancshares, Inc.                                 3,361         49,239       0.0%
    WesBanco, Inc.                                               340,223     11,196,739       0.2%
    West Bancorporation, Inc.                                     94,533      1,824,487       0.0%
#   Westamerica Bancorporation                                   105,168      5,212,126       0.1%
#   Western New England Bancorp, Inc.                            210,967      1,666,636       0.0%
    Westwood Holdings Group, Inc.                                 66,010      3,402,815       0.1%
*   WMIH Corp.                                                   168,874        354,635       0.0%
#*  World Acceptance Corp.                                       124,819      5,931,399       0.1%
    WSFS Financial Corp.                                         207,740      7,281,287       0.1%
    WVS Financial Corp.                                           12,479        152,868       0.0%
#*  Xenith Bankshares, Inc.                                        3,198          7,483       0.0%
    Yadkin Financial Corp.                                       238,670      6,620,706       0.1%
                                                                         --------------      ----
Total Financials                                                          1,100,384,729      21.5%
                                                                         --------------      ----
Health Care -- (8.2%)
#   Abaxis, Inc.                                                 157,900      7,538,146       0.2%
#*  Abeona Therapeutics, Inc.                                      4,655         30,490       0.0%
#*  Accuray, Inc.                                                 61,702        302,340       0.0%
#   Aceto Corp.                                                  330,473      6,057,570       0.1%
#*  Achillion Pharmaceuticals, Inc.                               42,538        267,139       0.0%
#*  Acorda Therapeutics, Inc.                                    270,079      4,780,398       0.1%
#*  Adamas Pharmaceuticals, Inc.                                  15,310        210,359       0.0%
#*  Addus HomeCare Corp.                                         124,071      3,138,996       0.1%
#*  Air Methods Corp.                                            243,263      6,434,306       0.1%
#*  Albany Molecular Research, Inc.                              329,931      5,143,624       0.1%
*   Alliance HealthCare Services, Inc.                            75,507        630,483       0.0%
*   Allied Healthcare Products, Inc.                              14,168         16,860       0.0%
#*  Almost Family, Inc.                                           71,828      2,819,249       0.1%
#*  AMAG Pharmaceuticals, Inc.                                   129,586      3,330,360       0.1%
#*  Amedisys, Inc.                                               228,529      9,886,165       0.2%
*   American Shared Hospital Services                             35,563        104,022       0.0%
#*  AMN Healthcare Services, Inc.                                265,278      8,701,118       0.2%
#*  Amphastar Pharmaceuticals, Inc.                              154,323      2,799,419       0.1%
#   Analogic Corp.                                               141,796     11,606,003       0.2%
*   AngioDynamics, Inc.                                          231,359      3,687,862       0.1%
#*  ANI Pharmaceuticals, Inc.                                     14,221        848,994       0.0%
*   Anika Therapeutics, Inc.                                     175,446      7,782,785       0.2%
#*  Aptevo Therapeutics, Inc.                                    172,150        380,452       0.0%
#*  Aralez Pharmaceuticals, Inc.                                  35,680        145,218       0.0%
#*  Ardelyx, Inc.                                                 13,784        169,543       0.0%
*   Arrhythmia Research Technology, Inc.                          16,626         68,998       0.0%
#*  Assembly Biosciences, Inc.                                     4,746         67,014       0.0%
#   Atrion Corp.                                                  19,433      8,534,002       0.2%
#*  aTyr Pharma, Inc.                                             26,979         74,192       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
#*  Aviragen Therapeutics, Inc.                                   69,328 $    87,353       0.0%
*   Bioanalytical Systems, Inc.                                    7,157       5,439       0.0%
*   BioScrip, Inc.                                                43,127     116,012       0.0%
#*  BioSpecifics Technologies Corp.                               43,708   1,896,490       0.0%
*   BioTelemetry, Inc.                                           302,244   5,349,719       0.1%
*   Bovie Medical Corp.                                           73,280     403,773       0.0%
#*  Cambrex Corp.                                                340,394  13,717,878       0.3%
    Cantel Medical Corp.                                          99,831   7,110,962       0.1%
#*  Capital Senior Living Corp.                                  305,832   4,884,137       0.1%
#*  Cara Therapeutics, Inc.                                       57,012     398,514       0.0%
*   Civitas Solutions, Inc.                                       17,438     298,190       0.0%
#   Computer Programs & Systems, Inc.                             96,128   2,508,941       0.1%
*   Concert Pharmaceuticals, Inc.                                 69,363     535,482       0.0%
#   CONMED Corp.                                                 255,210  10,208,400       0.2%
*   CorVel Corp.                                                 266,976   9,224,021       0.2%
#*  Cross Country Healthcare, Inc.                               254,713   2,845,144       0.1%
    CryoLife, Inc.                                               308,784   5,249,328       0.1%
#*  Cumberland Pharmaceuticals, Inc.                             169,380     804,555       0.0%
*   Cutera, Inc.                                                 113,290   1,484,099       0.0%
#*  Cyclacel Pharmaceuticals, Inc.                                 6,000      23,640       0.0%
*   Cynosure, Inc. Class A                                       258,990  11,045,923       0.2%
#*  Depomed, Inc.                                                352,583   7,883,756       0.2%
*   Derma Sciences, Inc.                                          14,011      62,349       0.0%
#*  Dicerna Pharmaceuticals, Inc.                                  7,960      24,756       0.0%
    Digirad Corp.                                                104,281     458,836       0.0%
*   Electromed, Inc.                                              15,464      62,938       0.0%
#*  Emergent BioSolutions, Inc.                                  409,388  10,938,847       0.2%
#*  Enanta Pharmaceuticals, Inc.                                  14,301     336,360       0.0%
#   Ensign Group, Inc. (The)                                     486,531   8,986,228       0.2%
*   Enzo Biochem, Inc.                                           310,608   1,894,709       0.0%
*   Epizyme, Inc.                                                  5,793      52,427       0.0%
*   Exactech, Inc.                                                99,378   2,399,979       0.0%
#*  Five Prime Therapeutics, Inc.                                203,974   9,898,858       0.2%
#*  Five Star Quality Care, Inc.                                 274,342     768,158       0.0%
#*  Fluidigm Corp.                                                26,439     122,413       0.0%
#*  Genesis Healthcare, Inc.                                     146,645     384,210       0.0%
*   Haemonetics Corp.                                             80,332   2,683,892       0.1%
#*  Halyard Health, Inc.                                         302,474   9,785,034       0.2%
#*  Harvard Bioscience, Inc.                                     295,052     708,125       0.0%
#*  HealthEquity, Inc.                                             9,946     330,506       0.0%
*   HealthStream, Inc.                                           277,344   7,479,968       0.1%
*   Healthways, Inc.                                             295,285   7,323,068       0.1%
*   HMS Holdings Corp.                                           391,785   8,254,910       0.2%
*   Icad, Inc.                                                     5,421      20,437       0.0%
#*  ICU Medical, Inc.                                            113,977  15,876,996       0.3%
#*  InfuSystems Holdings, Inc.                                     5,697      14,527       0.0%
#*  Inogen, Inc.                                                 134,875   7,238,741       0.1%
#*  Inotek Pharmaceuticals Corp.                                   1,700      11,900       0.0%
*   Integer Holdings Corp.                                       284,237   6,267,426       0.1%
*   Interpace Diagnostics Group, Inc.                             22,173       2,827       0.0%
#   Invacare Corp.                                               272,732   2,495,498       0.1%
*   IRIDEX Corp.                                                  60,163     815,209       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                        --------- ----------- ---------------
Health Care -- (Continued)
#*         Juniper Pharmaceuticals, Inc.                                   11,038 $    62,365       0.0%
*          Karyopharm Therapeutics, Inc.                                   39,836     288,413       0.0%
           Kewaunee Scientific Corp.                                       25,060     552,573       0.0%
#          Kindred Healthcare, Inc.                                       557,636   5,492,715       0.1%
#          Landauer, Inc.                                                  42,075   1,830,262       0.0%
#*         Lannett Co., Inc.                                               24,987     547,215       0.0%
           LeMaitre Vascular, Inc.                                        192,764   4,036,478       0.1%
*          LHC Group, Inc.                                                166,857   5,718,189       0.1%
#*         Lipocine, Inc.                                                  20,242      64,977       0.0%
#*         Luminex Corp.                                                  310,508   6,467,882       0.1%
*          Madrigal Pharmaceuticals, Inc.                                   1,400      23,310       0.0%
*          Magellan Health, Inc.                                           44,926   2,311,443       0.0%
(degrees)* Medcath Corp.                                                   92,602          --       0.0%
#*         MediciNova, Inc.                                                32,291     219,256       0.0%
#          Meridian Bioscience, Inc.                                      347,364   5,714,138       0.1%
*          Merit Medical Systems, Inc.                                    484,158  10,627,268       0.2%
#*         Misonix, Inc.                                                   62,661     385,365       0.0%
#*         Momenta Pharmaceuticals, Inc.                                  128,442   1,432,128       0.0%
           National HealthCare Corp.                                      104,118   6,736,435       0.1%
#          National Research Corp. Class A                                200,790   3,082,126       0.1%
           National Research Corp. Class B                                 33,719   1,252,998       0.0%
*          Natus Medical, Inc.                                            355,299  13,981,016       0.3%
*          Nuvectra Corp.                                                  94,243     506,085       0.0%
*          Omnicell, Inc.                                                 388,890  12,687,536       0.3%
*          OraSure Technologies, Inc.                                     353,620   2,655,686       0.1%
*          Orthofix International NV                                      193,668   7,097,932       0.1%
#*         Otonomy, Inc.                                                   30,071     454,072       0.0%
#*         OvaScience, Inc.                                                 6,702      33,778       0.0%
*          Pain Therapeutics, Inc.                                         43,540      24,483       0.0%
#          PDL BioPharma, Inc.                                          1,006,043   3,239,458       0.1%
*          PharMerica Corp.                                               320,632   7,631,042       0.2%
#          Phibro Animal Health Corp. Class A                              66,058   1,714,205       0.0%
*          Prestige Brands Holdings, Inc.                                  53,320   2,414,330       0.1%
#*         Progenics Pharmaceuticals, Inc.                                  4,992      25,110       0.0%
*          ProPhase Labs, Inc.                                             56,585     114,302       0.0%
#*         Providence Service Corp. (The)                                 166,898   6,753,528       0.1%
           Psychemedics Corp.                                               1,558      36,582       0.0%
*          PTC Therapeutics, Inc.                                          35,252     218,915       0.0%
           Quality Systems, Inc.                                          451,289   5,817,115       0.1%
#*         Quidel Corp.                                                   226,449   4,370,466       0.1%
#*         Quorum Health Corp.                                             35,985     145,379       0.0%
#*         RadNet, Inc.                                                   246,582   1,713,745       0.0%
#*         Repligen Corp.                                                 375,025  10,714,464       0.2%
*          Retractable Technologies, Inc.                                   4,372      11,542       0.0%
#*         Retrophin, Inc.                                                 80,431   1,516,124       0.0%
*          RTI Surgical, Inc.                                             463,506   1,181,940       0.0%
#*         Sangamo Biosciences, Inc.                                        8,538      30,310       0.0%
*          SciClone Pharmaceuticals, Inc.                                 567,595   5,079,975       0.1%
*          SeaSpine Holdings Corp.                                          2,179      20,286       0.0%
#*         Select Medical Holdings Corp.                                  154,015   2,002,195       0.0%
#          Simulations Plus, Inc.                                         128,297   1,077,695       0.0%
           Span-America Medical Systems, Inc.                              32,884     602,106       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
#*  Spectrum Pharmaceuticals, Inc.                               468,869 $  1,659,796       0.0%
#*  Stemline Therapeutics, Inc.                                   18,782      214,115       0.0%
#*  Sucampo Pharmaceuticals, Inc. Class A                        344,812    3,930,857       0.1%
#*  Supernus Pharmaceuticals, Inc.                               256,877    5,086,165       0.1%
#*  Surgical Care Affiliates, Inc.                                21,293      911,127       0.0%
*   Surmodics, Inc.                                              139,852    3,482,315       0.1%
*   Theravance Biopharma, Inc.                                     4,949      124,368       0.0%
*   Titan Pharmaceuticals, Inc.                                    3,656       16,635       0.0%
#*  Triple-S Management Corp. Class B                            144,886    2,996,242       0.1%
#*  Universal American Corp.                                     582,847    4,377,181       0.1%
    US Physical Therapy, Inc.                                    133,186    7,578,283       0.2%
#   Utah Medical Products, Inc.                                   47,236    2,935,717       0.1%
#*  Vascular Solutions, Inc.                                     193,680    8,831,808       0.2%
#*  Venaxis, Inc.                                                  3,636        9,817       0.0%
*   Versartis, Inc.                                                2,003       22,133       0.0%
#*  Xencor, Inc.                                                  60,055    1,278,571       0.0%
*   Zafgen, Inc.                                                 125,355      377,319       0.0%
*   Zogenix, Inc.                                                 27,435      223,595       0.0%
                                                                         ------------       ---
Total Health Care                                                         482,110,977       9.4%
                                                                         ------------       ---
Industrials -- (17.8%)
#   AAON, Inc.                                                   563,173   16,867,031       0.3%
    AAR Corp.                                                    290,650    9,350,210       0.2%
    ABM Industries, Inc.                                          64,162    2,507,451       0.1%
    Acacia Research Corp.                                         30,007      175,541       0.0%
*   ACCO Brands Corp.                                            641,918    7,125,290       0.1%
*   Accuride Corp.                                                26,971       66,079       0.0%
    Acme United Corp.                                             30,407      664,697       0.0%
#   Actuant Corp. Class A                                        137,711    3,070,955       0.1%
#   Advanced Drainage Systems, Inc.                               46,155      881,561       0.0%
*   Aegion Corp.                                                 313,767    5,807,827       0.1%
*   AeroCentury Corp.                                              9,017       80,702       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                            451,942    7,954,179       0.2%
#*  Aerovironment, Inc.                                          220,190    5,282,358       0.1%
*   Air Transport Services Group, Inc.                           450,343    5,958,038       0.1%
#   Aircastle, Ltd.                                              155,940    3,204,567       0.1%
    Alamo Group, Inc.                                             87,236    5,663,361       0.1%
    Albany International Corp. Class A                           279,564   11,392,233       0.2%
    Allied Motion Technologies, Inc.                              67,073    1,326,704       0.0%
#   Altra Industrial Motion Corp.                                261,527    7,715,046       0.2%
#*  Ameresco, Inc. Class A                                       106,947      513,346       0.0%
#   American Railcar Industries, Inc.                            168,698    6,204,712       0.1%
#*  American Superconductor Corp.                                  5,830       37,370       0.0%
*   American Woodmark Corp.                                      140,359   10,484,817       0.2%
*   AMREP Corp.                                                   66,450      490,401       0.0%
#   Apogee Enterprises, Inc.                                     286,557   11,677,198       0.2%
    Applied Industrial Technologies, Inc.                         28,884    1,467,307       0.0%
*   ARC Document Solutions, Inc.                                 318,079    1,091,011       0.0%
    ArcBest Corp.                                                190,450    3,789,955       0.1%
    Argan, Inc.                                                  140,333    7,977,931       0.2%
#*  Armstrong Flooring, Inc.                                      47,867      774,967       0.0%
*   Arotech Corp.                                                115,737      306,703       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Art's-Way Manufacturing Co., Inc.                                200 $       600       0.0%
    Astec Industries, Inc.                                       184,786  10,229,753       0.2%
*   Astronics Corp.                                              152,631   5,650,400       0.1%
#*  Astronics Corp. Class B                                       21,882     809,634       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                            84,521   3,537,204       0.1%
*   Avalon Holdings Corp. Class A                                 20,575      56,684       0.0%
    AZZ, Inc.                                                    203,371  10,829,506       0.2%
*   Babcock & Wilcox Enterprises, Inc.                           168,908   2,658,612       0.1%
#   Barrett Business Services, Inc.                               17,865     800,888       0.0%
*   Blue Bird Corp.                                                4,614      68,057       0.0%
*   BlueLinx Holdings, Inc.                                       16,119     127,018       0.0%
#*  BMC Stock Holdings, Inc.                                     161,751   2,676,979       0.1%
    Brady Corp. Class A                                          197,762   6,545,922       0.1%
#   Briggs & Stratton Corp.                                      387,579   7,216,721       0.1%
    Brink's Co. (The)                                            272,973  10,796,082       0.2%
#*  Broadwind Energy, Inc.                                         7,353      31,986       0.0%
#*  Builders FirstSource, Inc.                                   518,209   5,011,081       0.1%
*   CAI International, Inc.                                      135,278   1,029,466       0.0%
*   Casella Waste Systems, Inc. Class A                          440,131   4,929,467       0.1%
*   CBIZ, Inc.                                                   554,626   6,128,617       0.1%
    CDI Corp.                                                    114,377     703,419       0.0%
#   CECO Environmental Corp.                                     183,882   1,820,432       0.0%
#   Celadon Group, Inc.                                          206,264   1,340,716       0.0%
*   Cenveo, Inc.                                                   1,669      13,769       0.0%
#*  Chart Industries, Inc.                                       235,927   6,544,615       0.1%
    Chicago Rivet & Machine Co.                                   17,700     537,195       0.0%
#   CIRCOR International, Inc.                                   170,066   9,146,149       0.2%
    Columbus McKinnon Corp.                                      164,308   3,202,363       0.1%
    Comfort Systems USA, Inc.                                    380,897  10,988,878       0.2%
#*  Command Security Corp.                                        17,842      46,746       0.0%
*   Commercial Vehicle Group, Inc.                               172,592     783,568       0.0%
#   CompX International, Inc.                                     18,270     203,711       0.0%
*   Continental Building Products, Inc.                          267,248   5,465,222       0.1%
*   Continental Materials Corp.                                   14,518     318,670       0.0%
#*  Covenant Transportation Group, Inc. Class A                  121,098   1,936,357       0.0%
*   CPI Aerostructures, Inc.                                      49,056     331,128       0.0%
*   CRA International, Inc.                                      101,530   3,161,644       0.1%
#*  CSW Industrials, Inc.                                          5,082     157,288       0.0%
#   Cubic Corp.                                                  114,880   4,905,376       0.1%
#*  DigitalGlobe, Inc.                                            53,344   1,338,934       0.0%
    Douglas Dynamics, Inc.                                       237,032   7,608,727       0.2%
*   Ducommun, Inc.                                                97,436   1,855,181       0.0%
#*  DXP Enterprises, Inc.                                        118,161   2,574,728       0.1%
#*  Dycom Industries, Inc.                                        10,747     826,767       0.0%
#   Dynamic Materials Corp.                                       86,456     938,048       0.0%
    Eastern Co. (The)                                             55,897   1,101,171       0.0%
#*  Echo Global Logistics, Inc.                                  245,500   5,204,600       0.1%
    Ecology and Environment, Inc. Class A                         19,292     189,062       0.0%
    Encore Wire Corp.                                            197,853   6,756,680       0.1%
#*  Energy Focus, Inc.                                             3,592      14,691       0.0%
*   Energy Recovery, Inc.                                        153,352   1,872,428       0.0%
*   Engility Holdings, Inc.                                      124,331   3,572,030       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Ennis, Inc.                                                  224,327 $ 3,286,391       0.1%
#   EnPro Industries, Inc.                                       176,878   9,572,637       0.2%
    EnviroStar, Inc.                                              33,694     264,498       0.0%
    ESCO Technologies, Inc.                                      176,803   7,876,574       0.2%
    Espey Manufacturing & Electronics Corp.                       35,187     894,629       0.0%
    Essendant, Inc.                                              116,596   1,789,749       0.0%
#*  ExOne Co. (The)                                               13,293     158,585       0.0%
    Exponent, Inc.                                               266,014  15,229,301       0.3%
    Federal Signal Corp.                                         638,665   7,842,806       0.2%
    Forward Air Corp.                                            308,222  12,735,733       0.3%
*   Franklin Covey Co.                                           167,415   3,063,695       0.1%
    Franklin Electric Co., Inc.                                  138,504   5,048,471       0.1%
    FreightCar America, Inc.                                      82,838   1,081,864       0.0%
*   FTI Consulting, Inc.                                          58,295   2,271,173       0.1%
*   Fuel Tech, Inc.                                              136,361     175,224       0.0%
    G&K Services, Inc. Class A                                   178,867  16,938,705       0.3%
*   Gencor Industries, Inc.                                       29,667     358,971       0.0%
#   General Cable Corp.                                          427,364   5,983,096       0.1%
*   Gibraltar Industries, Inc.                                   293,401  11,413,299       0.2%
    Global Brass & Copper Holdings, Inc.                         154,324   4,429,099       0.1%
*   Goldfield Corp. (The)                                         60,248     165,682       0.0%
    Gorman-Rupp Co. (The)                                        236,092   5,670,930       0.1%
*   GP Strategies Corp.                                          172,316   4,454,369       0.1%
#   Graham Corp.                                                  67,722   1,208,838       0.0%
#   Granite Construction, Inc.                                   157,459   7,740,684       0.2%
*   Great Lakes Dredge & Dock Corp.                              433,227   1,537,956       0.0%
#   Greenbrier Cos., Inc. (The)                                  203,120   6,398,280       0.1%
#   Griffon Corp.                                                403,433   6,737,331       0.1%
#   H&E Equipment Services, Inc.                                 319,866   4,462,131       0.1%
    Hardinge, Inc.                                                96,286     933,974       0.0%
    Harsco Corp.                                                 164,518   1,604,051       0.0%
#*  Hawaiian Holdings, Inc.                                       28,057   1,263,266       0.0%
#*  HC2 Holdings, Inc.                                            84,510     336,350       0.0%
#   Heartland Express, Inc.                                      162,751   2,994,618       0.1%
    Heidrick & Struggles International, Inc.                     154,563   2,859,416       0.1%
*   Herc Holdings, Inc.                                          222,839   6,705,226       0.1%
*   Heritage-Crystal Clean, Inc.                                  23,430     306,933       0.0%
    Herman Miller, Inc.                                           22,433     623,637       0.0%
*   Hill International, Inc.                                     318,662   1,226,849       0.0%
#   Houston Wire & Cable Co.                                     172,328     921,955       0.0%
*   Hub Group, Inc. Class A                                      249,713   9,102,039       0.2%
    Hudson Global, Inc.                                          216,487     311,741       0.0%
*   Hudson Technologies, Inc.                                    200,290   1,221,769       0.0%
    Hurco Cos., Inc.                                              55,394   1,451,323       0.0%
#*  Huron Consulting Group, Inc.                                 221,761  12,429,704       0.3%
*   Huttig Building Products, Inc.                               158,270     764,444       0.0%
    Hyster-Yale Materials Handling, Inc.                          97,933   5,700,680       0.1%
*   ICF International, Inc.                                      125,397   5,818,421       0.1%
*   IES Holdings, Inc.                                           150,627   2,251,874       0.1%
*   InnerWorkings, Inc.                                          572,979   5,047,945       0.1%
*   Innovative Solutions & Support, Inc.                         139,210     444,080       0.0%
    Insperity, Inc.                                              230,702  17,348,790       0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Insteel Industries, Inc.                                       159,989 $ 4,303,704       0.1%
    Interface, Inc.                                                661,660  10,487,311       0.2%
#*  Intersections, Inc.                                            130,457     287,005       0.0%
    John Bean Technologies Corp.                                   209,011  16,689,528       0.3%
    Kadant, Inc.                                                    95,013   4,907,421       0.1%
#   Kaman Corp.                                                    281,442  12,287,758       0.2%
    Kelly Services, Inc. Class A                                   272,121   5,096,826       0.1%
    Kelly Services, Inc. Class B                                       635      11,671       0.0%
*   Key Technology, Inc.                                            49,705     512,459       0.0%
*   KEYW Holding Corp. (The)                                        37,354     391,843       0.0%
    Kforce, Inc.                                                   302,162   5,242,511       0.1%
    Kimball International, Inc. Class B                            314,474   3,930,925       0.1%
#*  KLX, Inc.                                                        4,200     144,564       0.0%
    Knoll, Inc.                                                    533,971  11,555,132       0.2%
#   Korn/Ferry International                                       428,819   8,743,619       0.2%
#*  Kratos Defense & Security Solutions, Inc.                      419,264   2,356,264       0.1%
#*  Lawson Products, Inc.                                           80,748   1,522,100       0.0%
*   Layne Christensen Co.                                          140,975   1,208,156       0.0%
#   LB Foster Co. Class A                                           96,440   1,195,856       0.0%
#   Lindsay Corp.                                                   94,854   7,427,068       0.2%
#*  LMI Aerospace, Inc.                                             98,742     741,552       0.0%
    LS Starrett Co. (The) Class A                                   49,444     454,885       0.0%
    LSI Industries, Inc.                                           221,468   1,904,625       0.0%
*   Lydall, Inc.                                                   161,901   7,568,872       0.2%
#*  Manitex International, Inc.                                      9,596      53,258       0.0%
#   Manitowoc Co., Inc. (The)                                      126,813     512,325       0.0%
    Marten Transport, Ltd.                                         304,206   6,236,223       0.1%
*   MasTec, Inc.                                                   184,790   5,275,755       0.1%
*   Mastech Digital, Inc.                                           14,852     109,831       0.0%
    Matson, Inc.                                                   223,979   8,945,721       0.2%
    Matthews International Corp. Class A                           119,359   7,149,604       0.1%
    McGrath RentCorp                                               228,907   6,890,101       0.1%
*   Mercury Systems, Inc.                                          308,878   8,580,631       0.2%
#*  Meritor, Inc.                                                  962,823   9,897,820       0.2%
*   MFRI, Inc.                                                      57,134     457,072       0.0%
    Miller Industries, Inc.                                         81,772   1,794,895       0.0%
*   Mistras Group, Inc.                                            194,094   4,064,328       0.1%
#   Mobile Mini, Inc.                                              101,912   2,583,469       0.1%
*   MRC Global, Inc.                                               966,521  14,246,520       0.3%
    Mueller Industries, Inc.                                        40,831   1,236,771       0.0%
    Mueller Water Products, Inc. Class A                         1,171,951  14,438,436       0.3%
#   Multi-Color Corp.                                              153,390   9,958,846       0.2%
*   MYR Group, Inc.                                                141,325   4,217,138       0.1%
    National Presto Industries, Inc.                                41,456   3,617,036       0.1%
*   Navigant Consulting, Inc.                                      356,110   8,332,974       0.2%
#*  Navistar International Corp.                                    16,473     367,348       0.0%
*   NCI Building Systems, Inc.                                     295,667   4,257,605       0.1%
#*  Neff Corp. Class A                                              18,801     170,149       0.0%
*   NL Industries, Inc.                                            236,934     758,189       0.0%
#   NN, Inc.                                                       201,970   3,564,771       0.1%
#*  Northwest Pipe Co.                                              89,683   1,175,744       0.0%
#*  NV5 Global, Inc.                                                25,385     726,011       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Omega Flex, Inc.                                              99,399 $ 3,780,144       0.1%
#*  Orion Energy Systems, Inc.                                    35,439      42,172       0.0%
*   Orion Marine Group, Inc.                                     120,282     971,879       0.0%
*   PAM Transportation Services, Inc.                             40,566     799,150       0.0%
    Park-Ohio Holdings Corp.                                      97,788   3,124,327       0.1%
#*  Patrick Industries, Inc.                                     169,653   9,729,600       0.2%
#*  Patriot Transportation Holding, Inc.                          30,858     659,435       0.0%
*   Paul Mueller Co.                                              10,813     310,874       0.0%
*   Pendrell Corp.                                                10,942      72,983       0.0%
*   Performant Financial Corp.                                   275,215     822,893       0.0%
#*  Perma-Fix Environmental Services                               1,994       8,275       0.0%
#*  PGT, Inc.                                                    432,986   4,243,263       0.1%
*   Ply Gem Holdings, Inc.                                       191,382   2,621,933       0.1%
    Powell Industries, Inc.                                      105,933   3,748,969       0.1%
*   Power Solutions International, Inc.                            9,735      92,969       0.0%
#   Preformed Line Products Co.                                   51,141   2,200,086       0.1%
#   Primoris Services Corp.                                      385,062   7,712,792       0.2%
    Providence and Worcester Railroad Co.                         18,747     468,488       0.0%
    Quad/Graphics, Inc.                                          120,580   2,864,981       0.1%
#   Quanex Building Products Corp.                               304,194   4,958,362       0.1%
*   Radiant Logistics, Inc.                                       31,921      79,803       0.0%
#   Raven Industries, Inc.                                       391,690   8,401,750       0.2%
#*  RBC Bearings, Inc.                                            99,925   7,129,649       0.1%
    RCM Technologies, Inc.                                       111,638     790,397       0.0%
    Resources Connection, Inc.                                   329,714   4,896,253       0.1%
*   Roadrunner Transportation Systems, Inc.                      218,161   1,658,024       0.0%
*   RPX Corp.                                                    292,691   2,856,664       0.1%
#*  Rush Enterprises, Inc. Class A                               234,761   6,162,476       0.1%
*   Rush Enterprises, Inc. Class B                               114,340   2,904,236       0.1%
#*  Saia, Inc.                                                   216,736   7,726,638       0.2%
#   Servotronics, Inc.                                            24,804     269,123       0.0%
*   SIFCO Industries, Inc.                                        45,608     469,762       0.0%
    SkyWest, Inc.                                                354,803  10,697,310       0.2%
*   SP Plus Corp.                                                169,133   4,262,152       0.1%
#*  Sparton Corp.                                                 49,506   1,184,679       0.0%
*   SPX Corp.                                                    138,675   2,636,212       0.1%
*   SPX FLOW, Inc.                                               146,159   3,667,129       0.1%
    Standex International Corp.                                  132,790  10,145,156       0.2%
    Steelcase, Inc. Class A                                       32,583     434,983       0.0%
*   Sterling Construction Co., Inc.                              149,205   1,086,212       0.0%
#   Sun Hydraulics Corp.                                         247,048   7,270,623       0.1%
#   Supreme Industries, Inc. Class A                             160,776   1,959,859       0.0%
#*  TASER International, Inc.                                    538,938  12,061,432       0.2%
#*  Team, Inc.                                                   271,244   8,340,753       0.2%
*   Tel-Instrument Electronics Corp.                              18,440      70,994       0.0%
    Tennant Co.                                                  169,731  10,684,566       0.2%
    Tetra Tech, Inc.                                              73,374   2,821,230       0.1%
*   Thermon Group Holdings, Inc.                                 191,686   3,513,604       0.1%
#   Titan International, Inc.                                    361,463   3,683,308       0.1%
*   Titan Machinery, Inc.                                        143,717   1,335,131       0.0%
*   Transcat, Inc.                                                42,500     446,250       0.0%
*   TRC Cos., Inc.                                               203,694   1,660,106       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Industrials -- (Continued)
#*  Trex Co., Inc.                                               299,194 $   16,099,629       0.3%
*   TriMas Corp.                                                 283,900      5,096,005       0.1%
#*  TriNet Group, Inc.                                           122,698      2,303,041       0.1%
    Triton International, Ltd.                                    55,883        674,508       0.0%
#   Triumph Group, Inc.                                          106,467      2,523,268       0.1%
*   TrueBlue, Inc.                                               366,937      6,421,398       0.1%
*   Tutor Perini Corp.                                           262,204      4,994,986       0.1%
#   Twin Disc, Inc.                                               85,216        921,185       0.0%
*   Ultralife Corp.                                              106,484        436,584       0.0%
    Universal Forest Products, Inc.                              130,676     11,236,829       0.2%
    Universal Logistics Holdings, Inc.                            79,475        989,464       0.0%
#   US Ecology, Inc.                                             230,560      9,741,160       0.2%
#*  USA Truck, Inc.                                               71,557        588,914       0.0%
*   Vectrus, Inc.                                                  9,375        157,219       0.0%
#*  Veritiv Corp.                                                 12,497        674,213       0.0%
*   Versar, Inc.                                                  44,956         55,745       0.0%
    Viad Corp.                                                   166,570      6,912,655       0.1%
*   Vicor Corp.                                                  255,417      3,256,567       0.1%
*   Virco Manufacturing Corp.                                    133,476        567,273       0.0%
#*  Virgin America, Inc.                                           4,435        241,042       0.0%
#*  Volt Information Sciences, Inc.                              184,590      1,209,065       0.0%
    VSE Corp.                                                     67,752      1,953,968       0.0%
#*  Wabash National Corp.                                        631,328      7,102,440       0.1%
#*  Wesco Aircraft Holdings, Inc.                                370,765      4,764,330       0.1%
    West Corp.                                                     3,652         72,017       0.0%
#*  Westport Fuel Systems, Inc.                                   49,488         76,706       0.0%
*   Willdan Group, Inc.                                           44,874        720,676       0.0%
*   Willis Lease Finance Corp.                                    75,708      2,014,590       0.0%
*   Xerium Technologies, Inc.                                     18,141        112,474       0.0%
#*  YRC Worldwide, Inc.                                          259,412      2,303,579       0.1%
                                                                         --------------      ----
Total Industrials                                                         1,048,316,099      20.4%
                                                                         --------------      ----
Information Technology -- (12.3%)
#*  8x8, Inc.                                                      3,406         48,536       0.0%
#*  Actua Corp.                                                  413,284      4,814,759       0.1%
#*  Acxiom Corp.                                                  82,079      1,933,781       0.0%
*   ADDvantage Technologies Group, Inc.                           84,703        156,701       0.0%
    ADTRAN, Inc.                                                 498,145      9,041,332       0.2%
*   Advanced Energy Industries, Inc.                             353,998     16,885,705       0.3%
*   Agilysys, Inc.                                               204,008      1,968,677       0.0%
*   Alpha & Omega Semiconductor, Ltd.                            166,070      3,509,059       0.1%
    American Software, Inc. Class A                              224,049      2,336,831       0.1%
*   Amkor Technology, Inc.                                       135,379      1,254,963       0.0%
#*  Amtech Systems, Inc.                                          98,930        446,174       0.0%
#*  Angie's List, Inc.                                            44,647        343,782       0.0%
*   Applied Optoelectronics, Inc.                                  1,545         29,710       0.0%
    AstroNova, Inc.                                               58,981        858,174       0.0%
*   Autobytel, Inc.                                               58,798        961,347       0.0%
*   Aviat Networks, Inc.                                          21,209        180,064       0.0%
*   Avid Technology, Inc.                                        392,609      2,579,441       0.1%
*   Aware, Inc.                                                  143,064        747,509       0.0%
*   Axcelis Technologies, Inc.                                   270,002      3,685,527       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Information Technology -- (Continued)
*          AXT, Inc.                                                    275,263 $ 1,417,604       0.0%
           Badger Meter, Inc.                                           329,082  10,579,986       0.2%
*          Bankrate, Inc.                                               106,083     827,447       0.0%
#*         Barracuda Networks, Inc.                                     114,873   2,678,838       0.1%
*          Bazaarvoice, Inc.                                            121,526     595,477       0.0%
#          Bel Fuse, Inc. Class A                                        33,988     659,367       0.0%
           Bel Fuse, Inc. Class B                                        97,482   2,324,946       0.1%
*          Benchmark Electronics, Inc.                                  359,035   9,029,730       0.2%
           Black Box Corp.                                              145,524   1,673,526       0.0%
#*         Blucora, Inc.                                                305,788   4,066,980       0.1%
(degrees)* Bogen Corp.                                                   33,103          --       0.0%
*          Bottomline Technologies de, Inc.                             181,011   4,107,140       0.1%
#*         BroadVision, Inc.                                             16,737      75,317       0.0%
           Brooks Automation, Inc.                                      494,267   6,440,299       0.1%
*          BSQUARE Corp.                                                103,061     427,703       0.0%
           Cabot Microelectronics Corp.                                 273,995  15,140,964       0.3%
#*         CalAmp Corp.                                                 366,162   4,730,813       0.1%
*          Calix, Inc.                                                  367,104   2,294,400       0.1%
*          Carbonite, Inc.                                               84,319   1,437,639       0.0%
*          Cardtronics P.L.C. Class A                                   136,427   6,821,350       0.1%
#*         Care.com, Inc.                                                 5,640      51,211       0.0%
*          Cartesian, Inc.                                                5,755       3,948       0.0%
#          Cass Information Systems, Inc.                                67,630   3,642,552       0.1%
*          Ceva, Inc.                                                   181,037   5,440,162       0.1%
*          Ciber, Inc.                                                  469,913     479,311       0.0%
#*         Clearfield, Inc.                                              96,824   1,621,802       0.0%
*          Coherent, Inc.                                                43,323   4,510,791       0.1%
           Cohu, Inc.                                                   181,176   2,027,359       0.0%
           Communications Systems, Inc.                                  79,847     348,931       0.0%
           Computer Task Group, Inc.                                    175,876     766,819       0.0%
           Comtech Telecommunications Corp.                             142,695   1,484,028       0.0%
#          Concurrent Computer Corp.                                     34,201     211,362       0.0%
*          Control4 Corp.                                                46,568     525,753       0.0%
#*         Cray, Inc.                                                   295,707   6,150,706       0.1%
#          CSG Systems International, Inc.                              348,861  13,267,184       0.3%
           CSP, Inc.                                                     49,891     518,367       0.0%
           CTS Corp.                                                    259,220   4,717,804       0.1%
#*         CUI Global, Inc.                                               3,773      17,884       0.0%
#*         CVD Equipment Corp.                                           29,398     242,240       0.0%
*          CyberOptics Corp.                                             54,731   1,321,754       0.0%
#          Daktronics, Inc.                                             375,219   3,133,079       0.1%
#*         DASAN Zhone Solutions, Inc.                                   43,008      45,158       0.0%
*          Data I/O Corp.                                                77,000     318,780       0.0%
*          Datalink Corp.                                               168,876   1,600,944       0.0%
#*         Datawatch Corp.                                               21,188     161,029       0.0%
*          Demand Media, Inc.                                           172,295     999,311       0.0%
*          Determine, Inc.                                               26,569      52,872       0.0%
*          DHI Group, Inc.                                              617,017   3,516,997       0.1%
*          Digi International, Inc.                                     229,669   2,101,471       0.0%
#*         Digital Ally, Inc.                                             5,643      31,601       0.0%
*          Diodes, Inc.                                                 265,552   5,499,582       0.1%
*          DSP Group, Inc.                                              226,613   2,470,082       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    DTS, Inc.                                                      177,952 $ 7,536,267       0.2%
    EarthLink Holdings Corp.                                     1,150,837   6,582,788       0.1%
*   Eastman Kodak Co.                                               37,175     553,908       0.0%
#   Ebix, Inc.                                                     127,397   7,134,232       0.1%
*   Edgewater Technology, Inc.                                      87,868     716,124       0.0%
*   Electro Scientific Industries, Inc.                            187,018     968,753       0.0%
#*  Electro-Sensors, Inc.                                            3,450      11,834       0.0%
#*  eMagin Corp.                                                    44,534     111,335       0.0%
#   Emcore Corp.                                                   159,150   1,042,433       0.0%
#*  EnerNOC, Inc.                                                  220,170   1,144,884       0.0%
#*  Envestnet, Inc.                                                116,704   4,125,486       0.1%
#*  ePlus, Inc.                                                     54,754   5,012,729       0.1%
#*  Everi Holdings, Inc.                                           622,229   1,250,680       0.0%
*   Everyday Health, Inc.                                           10,514     110,397       0.0%
    Evolving Systems, Inc.                                          35,800     152,150       0.0%
*   Exar Corp.                                                     395,188   3,564,596       0.1%
*   ExlService Holdings, Inc.                                      330,438  14,549,185       0.3%
*   Extreme Networks, Inc.                                         391,175   1,646,847       0.0%
*   Fabrinet                                                       329,060  12,491,118       0.3%
#*  FalconStor Software, Inc.                                      209,172     148,512       0.0%
*   FARO Technologies, Inc.                                        147,877   4,961,273       0.1%
*   Finisar Corp.                                                   36,426     997,344       0.0%
*   FormFactor, Inc.                                               497,194   4,462,316       0.1%
#   Forrester Research, Inc.                                       252,320   9,398,920       0.2%
*   Frequency Electronics, Inc.                                     74,860     680,477       0.0%
#*  GigPeak, Inc.                                                  112,836     267,421       0.0%
    GlobalSCAPE, Inc.                                               19,590      71,308       0.0%
*   Globant SA                                                      14,939     649,847       0.0%
#*  Glu Mobile, Inc.                                                27,349      54,151       0.0%
#*  Great Elm Capital Group, Inc.                                      384       1,421       0.0%
#*  GSE Systems, Inc.                                              119,569     346,750       0.0%
#*  GSI Technology, Inc.                                            78,753     415,816       0.0%
#*  GTT Communications, Inc.                                       385,821   8,680,972       0.2%
    Hackett Group, Inc. (The)                                      376,995   6,077,159       0.1%
#*  Harmonic, Inc.                                                 639,881   3,263,393       0.1%
#*  ID Systems, Inc.                                                55,135     276,778       0.0%
#*  Identiv, Inc.                                                   10,081      21,069       0.0%
*   IEC Electronics Corp.                                           21,736      78,250       0.0%
*   II-VI, Inc.                                                    245,505   6,825,039       0.1%
*   Image Sensing Systems, Inc.                                      2,530       9,235       0.0%
*   Imation Corp.                                                  177,792      94,354       0.0%
#*  Immersion Corp.                                                 53,577     437,188       0.0%
*   Innodata, Inc.                                                 217,125     531,956       0.0%
*   Insight Enterprises, Inc.                                      311,814   8,977,125       0.2%
#   Intelligent Systems Corp.                                        4,600      16,652       0.0%
*   Internap Corp.                                                 483,649     604,561       0.0%
    Intersil Corp. Class A                                          97,610   2,155,229       0.1%
*   inTEST Corp.                                                    84,141     349,185       0.0%
#*  Intevac, Inc.                                                  170,856     982,422       0.0%
*   IntraLinks Holdings, Inc.                                      261,011   2,393,471       0.1%
#*  IntriCon Corp.                                                  53,872     325,926       0.0%
*   Inuvo, Inc.                                                     21,096      22,995       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   InvenSense, Inc.                                              48,633 $   372,042       0.0%
*   iPass, Inc.                                                  359,925     640,667       0.0%
*   Iteris, Inc.                                                  52,380     178,616       0.0%
*   Itron, Inc.                                                  114,217   6,156,296       0.1%
*   Ixia                                                         667,811   7,980,341       0.2%
    IXYS Corp.                                                   298,387   3,162,902       0.1%
#*  Kemet Corp.                                                  254,547     906,187       0.0%
*   Key Tronic Corp.                                              24,728     190,900       0.0%
*   Kimball Electronics, Inc.                                    179,364   2,493,160       0.1%
#*  Knowles Corp.                                                 39,352     587,919       0.0%
#*  Kopin Corp.                                                  671,440   1,403,310       0.0%
*   Kulicke & Soffa Industries, Inc.                             588,266   7,788,642       0.2%
*   KVH Industries, Inc.                                         155,678   1,237,640       0.0%
#*  Lattice Semiconductor Corp.                                  843,126   5,117,775       0.1%
*   LGL Group, Inc. (The)                                         29,250     123,581       0.0%
*   Limelight Networks, Inc.                                     655,374   1,166,566       0.0%
*   Lionbridge Technologies, Inc.                                538,746   2,602,143       0.1%
*   Liquidity Services, Inc.                                      69,946     619,022       0.0%
#*  Magnachip Semiconductor Corp.                                 64,793     401,717       0.0%
    ManTech International Corp. Class A                          152,075   5,905,072       0.1%
*   Marchex, Inc. Class B                                        163,075     410,949       0.0%
*   Marin Software, Inc.                                           7,727      17,772       0.0%
#*  MaxLinear, Inc. Class A                                      143,376   2,682,565       0.1%
#*  Maxwell Technologies, Inc.                                   233,157   1,128,480       0.0%
#*  MeetMe, Inc.                                                 469,785   2,297,249       0.1%
#   Mesa Laboratories, Inc.                                       31,482   3,974,288       0.1%
    Methode Electronics, Inc.                                    456,176  14,232,691       0.3%
    MOCON, Inc.                                                   62,606     967,263       0.0%
#*  ModusLink Global Solutions, Inc.                             228,865     311,256       0.0%
*   MoneyGram International, Inc.                                103,174     723,250       0.0%
    Monotype Imaging Holdings, Inc.                              375,409   7,170,312       0.1%
*   MRV Communications, Inc.                                      54,222     618,131       0.0%
#   MTS Systems Corp.                                            165,765   7,882,126       0.2%
#*  Nanometrics, Inc.                                            210,263   4,392,394       0.1%
*   NAPCO Security Technologies, Inc.                            274,172   1,919,204       0.0%
#   NCI, Inc. Class A                                             57,103     670,960       0.0%
#*  NeoPhotonics Corp.                                           338,858   4,744,012       0.1%
#*  NETGEAR, Inc.                                                248,640  12,556,320       0.3%
    NIC, Inc.                                                    621,988  14,274,625       0.3%
*   Novanta, Inc.                                                140,940   2,459,403       0.1%
#*  Novatel Wireless, Inc.                                        72,631     190,293       0.0%
#*  Numerex Corp. Class A                                         72,177     513,178       0.0%
    NVE Corp.                                                      1,738      97,797       0.0%
*   Oclaro, Inc.                                                 454,364   3,321,401       0.1%
    Omtool, Ltd.                                                  30,770      58,001       0.0%
#*  Onvia, Inc.                                                    6,308      31,540       0.0%
    Optical Cable Corp.                                           55,836     153,549       0.0%
#*  OSI Systems, Inc.                                            210,211  14,742,097       0.3%
*   PAR Technology Corp.                                         129,981     720,095       0.0%
    Park Electrochemical Corp.                                   189,185   2,919,125       0.1%
    PC Connection, Inc.                                          102,863   2,387,450       0.1%
    PC-Tel, Inc.                                                 176,904     898,672       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   PCM, Inc.                                                    120,521 $ 2,555,045       0.1%
*   PDF Solutions, Inc.                                          233,335   4,608,366       0.1%
#*  Perceptron, Inc.                                              62,505     386,593       0.0%
*   Perficient, Inc.                                             351,383   6,539,238       0.1%
*   PFSweb, Inc.                                                 125,053     902,883       0.0%
*   Photronics, Inc.                                             453,014   4,394,236       0.1%
*   Planet Payment, Inc.                                         178,518     623,028       0.0%
    Plantronics, Inc.                                             20,898   1,080,636       0.0%
*   Plexus Corp.                                                 224,147  10,268,174       0.2%
    Power Integrations, Inc.                                      90,036   5,802,820       0.1%
*   PRGX Global, Inc.                                            138,614     630,694       0.0%
*   Progress Software Corp.                                      382,506  10,293,236       0.2%
    QAD, Inc. Class A                                            132,340   3,182,777       0.1%
    QAD, Inc. Class B                                             31,205     659,362       0.0%
*   Qualstar Corp.                                                15,022      51,225       0.0%
*   Qualys, Inc.                                                 120,717   4,496,708       0.1%
*   QuinStreet, Inc.                                              96,938     281,120       0.0%
*   Qumu Corp.                                                    85,784     262,499       0.0%
*   Radisys Corp.                                                263,148   1,097,327       0.0%
#*  Rambus, Inc.                                                 878,323  10,706,757       0.2%
#*  RealNetworks, Inc.                                           363,381   1,620,679       0.0%
    Reis, Inc.                                                    94,210   1,851,227       0.0%
    RELM Wireless Corp.                                           40,346     209,799       0.0%
*   RetailMeNot, Inc.                                            119,861   1,084,742       0.0%
#   RF Industries, Ltd.                                           56,930      99,628       0.0%
#   Richardson Electronics, Ltd.                                 118,499     740,619       0.0%
*   Rightside Group, Ltd.                                         36,226     304,661       0.0%
#*  Rocket Fuel, Inc.                                             15,448      30,587       0.0%
*   Rofin-Sinar Technologies, Inc.                               192,649   6,270,725       0.1%
*   Rogers Corp.                                                 149,440   8,134,019       0.2%
*   Rosetta Stone, Inc.                                           51,802     368,830       0.0%
*   Rubicon Project, Inc. (The)                                   80,209     614,401       0.0%
*   Rudolph Technologies, Inc.                                   322,167   5,831,223       0.1%
*   Sanmina Corp.                                                 11,567     319,828       0.0%
*   ScanSource, Inc.                                             226,042   7,911,470       0.2%
*   Seachange International, Inc.                                355,745     935,609       0.0%
*   Semtech Corp.                                                186,088   4,503,330       0.1%
#*  ServiceSource International, Inc.                             88,000     418,000       0.0%
*   Sevcon, Inc.                                                  56,400     504,498       0.0%
*   ShoreTel, Inc.                                               502,304   3,340,322       0.1%
*   Sigma Designs, Inc.                                          351,068   2,562,796       0.1%
*   Sigmatron International, Inc.                                  9,685      50,846       0.0%
*   Silicon Graphics International Corp.                           2,111      16,360       0.0%
#*  Silver Spring Networks, Inc.                                 186,905   2,627,884       0.1%
*   SMTC Corp.                                                    12,219      18,206       0.0%
#*  SolarEdge Technologies, Inc.                                  30,142     412,945       0.0%
#*  Sonic Foundry, Inc.                                           23,066     131,707       0.0%
*   Sonus Networks, Inc.                                         427,374   2,474,495       0.1%
#*  Stamps.com, Inc.                                              60,532   5,904,897       0.1%
*   StarTek, Inc.                                                131,000     877,700       0.0%
*   SunEdison Semiconductor, Ltd.                                  1,772      21,069       0.0%
#*  Super Micro Computer, Inc.                                   426,865  10,116,700       0.2%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc.                                      389,234 $ 10,408,117       0.2%
#*  Synchronoss Technologies, Inc.                                35,212    1,292,633       0.0%
    Systemax, Inc.                                               332,058    2,606,655       0.1%
#*  Tangoe, Inc.                                                  17,596      150,974       0.0%
*   TechTarget, Inc.                                              53,817      434,841       0.0%
*   Telenav, Inc.                                                218,925    1,193,141       0.0%
#   TeleTech Holdings, Inc.                                      232,243    6,526,028       0.1%
    Tessco Technologies, Inc.                                     64,080      746,532       0.0%
#   Tessera Technologies, Inc.                                   297,497   11,037,139       0.2%
*   TiVo Corp.                                                   140,698    2,792,855       0.1%
    TransAct Technologies, Inc.                                   90,009      648,065       0.0%
    Travelport Worldwide, Ltd.                                    95,970    1,355,096       0.0%
*   Travelzoo, Inc.                                               73,688      751,618       0.0%
*   Trio-Tech International                                        3,392       11,058       0.0%
#*  TrueCar, Inc.                                                 14,520      140,118       0.0%
*   TSR, Inc.                                                     60,552      360,284       0.0%
#*  TTM Technologies, Inc.                                       687,130    9,035,759       0.2%
*   Ultra Clean Holdings, Inc.                                   178,798    1,519,783       0.0%
*   Ultratech, Inc.                                              270,452    5,757,923       0.1%
#*  Unisys Corp.                                                 439,788    4,595,785       0.1%
*   USA Technologies, Inc.                                        17,582       79,119       0.0%
*   VASCO Data Security International, Inc.                       73,847    1,015,396       0.0%
#*  Veeco Instruments, Inc.                                      276,288    5,995,450       0.1%
*   Viavi Solutions, Inc.                                        883,240    6,288,669       0.1%
#*  Virtusa Corp.                                                308,525    5,843,464       0.1%
#*  Vishay Precision Group, Inc.                                 108,345    1,701,017       0.0%
    Wayside Technology Group, Inc.                                30,941      541,468       0.0%
*   Web.com Group, Inc.                                          436,606    7,029,357       0.1%
*   Westell Technologies, Inc. Class A                           229,181      110,007       0.0%
*   Wireless Telecom Group, Inc.                                 225,386      342,587       0.0%
*   Xcerra Corp.                                                 394,368    2,172,968       0.1%
*   XO Group, Inc.                                               217,585    4,003,564       0.1%
#*  YuMe, Inc.                                                    25,236       94,635       0.0%
*   Zedge, Inc. Class B                                           70,067      204,596       0.0%
*   Zix Corp.                                                    491,168    1,999,054       0.0%
                                                                         ------------      ----
Total Information Technology                                              724,095,960      14.1%
                                                                         ------------      ----
Materials -- (4.8%)
    A Schulman, Inc.                                             313,055    9,000,331       0.2%
#*  A. M. Castle & Co.                                           110,792       53,180       0.0%
    AEP Industries, Inc.                                          60,416    6,618,573       0.1%
#*  AgroFresh Solutions, Inc.                                      4,400       20,680       0.0%
#*  AK Steel Holding Corp.                                       286,730    1,490,996       0.0%
*   American Biltrite, Inc.                                          762      175,260       0.0%
    American Vanguard Corp.                                      215,951    3,282,455       0.1%
    Ampco-Pittsburgh Corp.                                        80,345      867,726       0.0%
#   Balchem Corp.                                                 57,486    4,363,187       0.1%
*   Boise Cascade Co.                                            318,684    6,134,667       0.1%
    Calgon Carbon Corp.                                          558,530    8,824,774       0.2%
#   Carpenter Technology Corp.                                   107,157    3,387,233       0.1%
#*  Century Aluminum Co.                                         445,102    3,253,696       0.1%
#   Chase Corp.                                                   76,644    5,238,617       0.1%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Materials -- (Continued)
*   Clearwater Paper Corp.                                       203,307 $10,795,602       0.2%
#*  Cliffs Natural Resources, Inc.                               492,249   2,717,214       0.1%
*   Coeur Mining, Inc.                                           167,980   1,878,016       0.0%
*   Core Molding Technologies, Inc.                               66,816   1,163,935       0.0%
#   Deltic Timber Corp.                                           93,441   5,249,515       0.1%
    Detrex Corp.                                                   6,200     135,625       0.0%
*   Ferro Corp.                                                  899,583  11,658,596       0.2%
#   Ferroglobe P.L.C.                                            447,468   4,139,079       0.1%
#*  Flotek Industries, Inc.                                      355,181   4,184,032       0.1%
    Friedman Industries, Inc.                                     60,300     308,133       0.0%
    FutureFuel Corp.                                             207,815   2,277,652       0.0%
    Gold Resource Corp.                                           40,101     227,774       0.0%
*   Handy & Harman, Ltd.                                             500       9,575       0.0%
#   Hawkins, Inc.                                                101,391   4,091,127       0.1%
    Haynes International, Inc.                                    80,378   2,585,760       0.1%
*   Headwaters, Inc.                                             771,171  12,647,204       0.2%
    Hecla Mining Co.                                             926,084   5,547,243       0.1%
*   Ingevity Corp.                                                   844      34,942       0.0%
    Innophos Holdings, Inc.                                      202,027   9,260,918       0.2%
    Innospec, Inc.                                               251,708  15,165,407       0.3%
    Kaiser Aluminum Corp.                                        167,047  12,109,237       0.2%
    KapStone Paper and Packaging Corp.                            13,670     247,974       0.0%
    KMG Chemicals, Inc.                                           74,707   2,027,548       0.0%
*   Koppers Holdings, Inc.                                       133,356   4,367,409       0.1%
#*  Kraton Corp.                                                 247,162   6,334,762       0.1%
#   Kronos Worldwide, Inc.                                        17,088     131,407       0.0%
#*  LSB Industries, Inc.                                         170,015     899,379       0.0%
    Materion Corp.                                               136,527   4,136,768       0.1%
#   McEwen Mining, Inc.                                           73,816     239,902       0.0%
    Mercer International, Inc.                                   321,840   2,542,536       0.1%
    Myers Industries, Inc.                                       316,292   3,811,319       0.1%
    Neenah Paper, Inc.                                           166,919  13,336,828       0.3%
#*  Northern Technologies International Corp.                     38,414     533,955       0.0%
    Olympic Steel, Inc.                                           88,424   2,041,710       0.0%
*   OMNOVA Solutions, Inc.                                       366,703   2,786,943       0.1%
    PH Glatfelter Co.                                            391,267   8,693,953       0.2%
    Quaker Chemical Corp.                                        133,400  14,340,500       0.3%
#   Rayonier Advanced Materials, Inc.                            128,958   1,667,427       0.0%
#*  Real Industry, Inc.                                           17,386      93,015       0.0%
#*  Rentech, Inc.                                                 32,702      78,812       0.0%
#*  Resolute Forest Products, Inc.                                34,776     165,186       0.0%
*   Ryerson Holding Corp.                                         83,967     860,662       0.0%
#   Schnitzer Steel Industries, Inc. Class A                     249,212   6,018,470       0.1%
    Schweitzer-Mauduit International, Inc.                       189,056   6,978,057       0.1%
    Stepan Co.                                                   188,462  13,386,456       0.3%
#*  Stillwater Mining Co.                                        620,414   8,263,914       0.2%
    SunCoke Energy, Inc.                                         184,007   1,878,711       0.0%
    Synalloy Corp.                                                57,753     594,856       0.0%
#*  TimkenSteel Corp.                                             58,811     602,813       0.0%
*   Trecora Resources                                            142,228   1,457,837       0.0%
    Tredegar Corp.                                               321,495   5,947,658       0.1%
    Tronox, Ltd. Class A                                          29,693     240,513       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                         ------- ------------ ---------------
Materials -- (Continued)
*           UFP Technologies, Inc.                                        14,516 $    387,577       0.0%
#           United States Lime & Minerals, Inc.                           59,266    3,899,110       0.1%
*           Universal Stainless & Alloy Products, Inc.                    53,774      564,627       0.0%
#*          US Concrete, Inc.                                            115,369    5,756,913       0.1%
                                                                                 ------------       ---
Total Materials                                                                   284,213,468       5.5%
                                                                                 ------------       ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                            49,560           --       0.0%
(degrees)*  DLB Oil & Gas, Inc. Escrow Shares                              7,600           --       0.0%
(degrees)*  FRD Acquisition Co. Escrow Shares                            294,513           --       0.0%
(degrees)#* Gerber Scientific, Inc. Escrow Shares                        214,642           --       0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                 37,100           --       0.0%
                                                                                 ------------       ---
Total Other                                                                                --       0.0%
                                                                                 ------------       ---
Real Estate -- (0.7%)
#           Alexander & Baldwin, Inc.                                     17,404      727,313       0.0%
#*          Altisource Asset Management Corp.                              6,503      222,077       0.0%
*           Altisource Portfolio Solutions SA                             29,711      765,058       0.0%
#*          AV Homes, Inc.                                                94,921    1,513,990       0.0%
#*          CKX Lands, Inc.                                               14,943      163,626       0.0%
#           Consolidated-Tomoka Land Co.                                  52,512    2,660,783       0.1%
#*          Forestar Group, Inc.                                         343,153    3,774,683       0.1%
#*          FRP Holdings, Inc.                                            91,354    2,905,057       0.1%
            Griffin Industrial Realty, Inc.                               48,979    1,525,696       0.0%
            HFF, Inc. Class A                                            404,017   10,758,973       0.2%
#*          InterGroup Corp. (The)                                         6,000      135,000       0.0%
#*          JW Mays, Inc.                                                  2,700      125,753       0.0%
*           Marcus & Millichap, Inc.                                      67,496    1,581,431       0.0%
*           Maui Land & Pineapple Co., Inc.                               49,270      332,573       0.0%
#           RE/MAX Holdings, Inc. Class A                                119,041    5,172,332       0.1%
#           RMR Group, Inc. (The) Class A                                 16,118      553,653       0.0%
#*          St Joe Co. (The)                                             155,796    2,757,589       0.1%
*           Stratus Properties, Inc.                                      69,437    1,680,375       0.1%
#*          Tejon Ranch Co.                                              209,453    4,679,180       0.1%
*           Trinity Place Holdings, Inc.                                 142,520    1,376,743       0.0%
                                                                                 ------------       ---
Total Real Estate                                                                  43,411,885       0.9%
                                                                                 ------------       ---
Telecommunication Services -- (1.5%)
*           Alaska Communications Systems Group, Inc.                     39,943       64,708       0.0%
            ATN International, Inc.                                      102,332    6,921,737       0.1%
#*          Boingo Wireless, Inc.                                        294,921    2,866,632       0.1%
#*          Cincinnati Bell, Inc.                                        398,344    7,827,460       0.2%
#           Cogent Communications Holdings, Inc.                         198,094    7,309,669       0.1%
#           Consolidated Communications Holdings, Inc.                   440,793   10,548,177       0.2%
#*          FairPoint Communications, Inc.                                22,914      357,458       0.0%
#*          General Communication, Inc. Class A                          439,260    6,957,878       0.1%
*           Hawaiian Telcom Holdco, Inc.                                   7,177      147,272       0.0%
            IDT Corp. Class B                                            212,469    3,801,070       0.1%
            Inteliquent, Inc.                                            391,777    6,577,936       0.1%
#*          Iridium Communications, Inc.                                 285,416    2,326,140       0.0%
(degrees)*  Leap Wireless International, Inc.                            104,000           --       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS**
                                                                        --------- -------------- ---------------
Telecommunication Services -- (Continued)
*          LICT Corp.                                                           1 $        3,543       0.0%
#*         Lumos Networks Corp.                                           180,272      2,561,665       0.1%
#*         ORBCOMM, Inc.                                                  624,280      5,574,820       0.1%
#          Shenandoah Telecommunications Co.                              502,216     13,258,502       0.3%
           Spok Holdings, Inc.                                            144,387      2,606,185       0.1%
#*         Straight Path Communications, Inc. Class B                      24,685        599,352       0.0%
#*         Vonage Holdings Corp.                                        1,713,121     11,752,010       0.2%
#          Windstream Holdings, Inc.                                       19,248        151,097       0.0%
                                                                                  --------------      ----
Total Telecommunication Services                                                      92,213,311       1.8%
                                                                                  --------------      ----
Utilities -- (2.3%)
#          American States Water Co.                                      394,204     15,760,276       0.3%
           Artesian Resources Corp. Class A                                36,835      1,039,484       0.0%
#          California Water Service Group                                 493,470     15,297,570       0.3%
           Chesapeake Utilities Corp.                                     149,239      9,558,758       0.2%
#          Connecticut Water Service, Inc.                                 88,431      4,604,602       0.1%
           Consolidated Water Co., Ltd.                                    36,099        404,309       0.0%
           Delta Natural Gas Co., Inc.                                     41,693        981,870       0.0%
#*         Dynegy, Inc.                                                   208,647      2,222,091       0.0%
           El Paso Electric Co.                                           120,505      5,567,331       0.1%
           Empire District Electric Co. (The)                             328,784     11,254,276       0.2%
           Gas Natural, Inc.                                               24,922        307,787       0.0%
#          Genie Energy, Ltd. Class B                                     199,593      1,039,879       0.0%
#          MGE Energy, Inc.                                               270,481     15,809,614       0.3%
           Middlesex Water Co.                                            123,502      4,458,422       0.1%
           Northwest Natural Gas Co.                                      215,566     12,675,281       0.3%
#          Otter Tail Corp.                                               301,769     10,848,595       0.2%
#          Pattern Energy Group, Inc.                                     165,373      3,696,087       0.1%
*          Pure Cycle Corp.                                                 2,259         11,860       0.0%
           RGC Resources, Inc.                                              9,396        231,142       0.0%
#          SJW Corp.                                                      201,726     10,233,560       0.2%
#          Spark Energy, Inc. Class A                                      16,506        399,445       0.0%
#*         Talen Energy Corp.                                               5,035         70,138       0.0%
           Unitil Corp.                                                   115,604      4,690,054       0.1%
#          York Water Co. (The)                                            82,707      2,613,541       0.1%
                                                                                  --------------      ----
Total Utilities                                                                      133,775,972       2.6%
                                                                                  --------------      ----
TOTAL COMMON STOCKS                                                                5,046,065,370      98.4%
                                                                                  --------------      ----
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
(degrees)* Enron TOPRS Escrow Shares                                       37,101             --       0.0%
                                                                                  --------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)* Capital Bank Corp. Contingent Value Rights                      12,543             --       0.0%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                           SHARES       VALUE+     OF NET ASSETS**
                                                                         ---------- -------------- ---------------
(degrees)#* Great Elm Capital Group, Inc. Rights 11/01/16                       384 $           16        0.0%
                                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                                           16        0.0%
                                                                                    --------------      -----

                                                                            FACE
                                                                           AMOUNT
                                                                           (000)
                                                                         ----------
BONDS -- (0.0%)
Financials -- (0.0%)
            Capital Properties, Inc., 5.000%                                  8,945          8,945        0.0%
                                                                                    --------------
TOTAL INVESTMENT SECURITIES                                                          5,046,074,331
                                                                                    --------------

                                                                           SHARES
                                                                         ----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.260%                                               42,875,826     42,875,826        0.8%
                                                                                    --------------      -----
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@        DFA Short Term Investment Fund                               69,547,620    804,805,059       15.7%
                                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,608,078,487)                                 $5,893,755,216      114.9%
                                                                                    ==============      =====

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                  ---------------------------------------------------
                                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                  --------------  ------------ ------- --------------
Common Stocks
         Consumer Discretionary                   $  824,512,903  $     22,966   --    $  824,535,869
         Consumer Staples                            179,048,901            --   --       179,048,901
         Energy                                      133,941,707        16,492   --       133,958,199
         Financials                                1,100,381,682         3,047   --     1,100,384,729
         Health Care                                 482,110,977            --   --       482,110,977
         Industrials                               1,048,316,099            --   --     1,048,316,099
         Information Technology                      724,095,960            --   --       724,095,960
         Materials                                   284,213,468            --   --       284,213,468
         Other                                                --            --   --                --
         Real Estate                                  43,411,885            --   --        43,411,885
         Telecommunication Services                   92,213,311            --   --        92,213,311
         Utilities                                   133,775,972            --   --       133,775,972
Preferred Stocks
         Other                                                --            --   --                --
Rights/Warrants                                               --            16   --                16
Bonds
         Financials                                           --         8,945   --             8,945
Temporary Cash Investments                            42,875,826            --   --        42,875,826
Securities Lending Collateral                                 --   804,805,059   --       804,805,059
Futures Contracts**                                   (1,662,432)           --   --        (1,662,432)
                                                  --------------  ------------   --    --------------
TOTAL                                             $5,087,236,259  $804,856,525   --    $5,892,092,784
                                                  ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
#   Acadia Realty Trust                                            698,314 $ 23,526,199       0.3%
    Agree Realty Corp.                                             194,996    9,428,057       0.1%
    Alexander's, Inc.                                               36,249   13,929,403       0.2%
#   Alexandria Real Estate Equities, Inc.                          720,216   77,646,487       1.1%
    American Assets Trust, Inc.                                    324,634   12,891,216       0.2%
#   American Campus Communities, Inc.                            1,213,467   63,233,765       0.9%
    American Homes 4 Rent Class A                                1,519,103   32,068,264       0.4%
    Apartment Investment & Management Co. Class A                1,525,464   67,227,198       0.9%
    Apple Hospitality REIT, Inc.                                   266,852    4,811,342       0.1%
#   Ashford Hospitality Prime, Inc.                                288,468    3,738,545       0.1%
    Ashford Hospitality Trust, Inc.                              1,057,834    6,146,016       0.1%
    AvalonBay Communities, Inc.                                  1,327,485  227,238,882       3.1%
    Bluerock Residential Growth REIT, Inc.                          40,562      502,969       0.0%
    Boston Properties, Inc.                                      1,506,103  181,455,289       2.5%
#   Brandywine Realty Trust                                      1,827,731   28,329,831       0.4%
    Brixmor Property Group, Inc.                                 2,184,902   55,540,209       0.8%
#   Camden Property Trust                                          844,698   68,792,205       0.9%
    Care Capital Properties, Inc.                                  814,883   21,651,441       0.3%
    CareTrust REIT, Inc.                                           381,581    5,372,660       0.1%
#   CBL & Associates Properties, Inc.                            1,728,150   18,491,205       0.3%
#   Cedar Realty Trust, Inc.                                       728,558    4,932,338       0.1%
    Chatham Lodging Trust                                          288,090    5,099,193       0.1%
    Chesapeake Lodging Trust                                       569,449   12,362,738       0.2%
#   City Office REIT, Inc.                                          61,587      773,533       0.0%
#   Colony Starwood Homes                                          449,036   13,026,534       0.2%
    Columbia Property Trust, Inc.                                  978,383   20,624,314       0.3%
#   CoreSite Realty Corp.                                          296,071   21,832,276       0.3%
    Corporate Office Properties Trust                              951,141   25,385,953       0.4%
    Cousins Properties, Inc.                                     3,437,415   26,708,715       0.4%
    CubeSmart                                                    1,753,596   45,716,248       0.6%
#   CyrusOne, Inc.                                                 664,989   29,665,159       0.4%
    DCT Industrial Trust, Inc.                                     903,208   42,224,974       0.6%
    DDR Corp.                                                    3,104,998   47,475,419       0.7%
#   DiamondRock Hospitality Co.                                  1,977,063   18,090,126       0.3%
#   Digital Realty Trust, Inc.                                   1,447,241  135,215,727       1.9%
#   Douglas Emmett, Inc.                                         1,378,896   50,329,704       0.7%
#   Duke Realty Corp.                                            3,381,456   88,425,074       1.2%
#   DuPont Fabros Technology, Inc.                                 679,905   27,746,923       0.4%
#   Easterly Government Properties, Inc.                            65,761    1,247,486       0.0%
#   EastGroup Properties, Inc.                                     324,418   22,031,226       0.3%
#   Education Realty Trust, Inc.                                   643,223   27,394,868       0.4%
#   Empire State Realty Trust, Inc. Class A                      1,091,523   21,361,105       0.3%
    EPR Properties                                                 582,095   42,329,948       0.6%
    Equinix, Inc.                                                  544,188  194,427,489       2.7%
*   Equity Commonwealth REIT                                     1,192,066   36,012,314       0.5%
    Equity Lifestyle Properties, Inc.                              784,291   59,480,629       0.8%
    Equity One, Inc.                                               828,768   23,619,888       0.3%
    Equity Residential                                           3,532,521  218,133,172       3.0%
    Essex Property Trust, Inc.                                     642,088  137,464,620       1.9%
#   Extra Space Storage, Inc.                                    1,156,690   84,611,873       1.2%
    Federal Realty Investment Trust                                677,286   98,362,246       1.4%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Real Estate -- (Continued)
#   FelCor Lodging Trust, Inc.                                   1,316,811 $  8,414,422       0.1%
    First Industrial Realty Trust, Inc.                          1,114,105   29,423,513       0.4%
    First Potomac Realty Trust                                     606,233    5,407,598       0.1%
    Forest City Realty Trust, Inc. Class A                       1,165,140   25,155,373       0.3%
    Four Corners Property Trust, Inc.                              206,225    4,140,998       0.1%
#   Franklin Street Properties Corp.                               893,806   10,341,335       0.1%
    Gaming and Leisure Properties, Inc.                          1,519,882   49,897,726       0.7%
    General Growth Properties, Inc.                              5,585,578  139,360,171       1.9%
    Getty Realty Corp.                                             257,015    5,841,951       0.1%
#   Gladstone Commercial Corp.                                     231,160    4,126,206       0.1%
#   Gladstone Land Corp.                                            43,431      455,157       0.0%
    Global Net Lease, Inc.                                          72,910      540,263       0.0%
#   Government Properties Income Trust                             711,530   13,618,684       0.2%
#   Gramercy Property Trust                                      2,649,043   24,424,176       0.3%
    HCP, Inc.                                                    4,530,819  155,180,551       2.1%
    Healthcare Realty Trust, Inc.                                1,038,668   33,123,123       0.5%
#   Healthcare Trust of America, Inc. Class A                    1,227,173   37,551,494       0.5%
    Hersha Hospitality Trust                                       480,966    8,570,814       0.1%
    Highwoods Properties, Inc.                                     930,202   46,165,925       0.6%
#   Hospitality Properties Trust                                 1,480,151   40,496,931       0.6%
#   Host Hotels & Resorts, Inc.                                  7,456,077  115,420,072       1.6%
    Hudson Pacific Properties, Inc.                                890,219   29,929,163       0.4%
    Independence Realty Trust, Inc.                                230,153    1,917,174       0.0%
#   Investors Real Estate Trust                                  1,195,787    7,258,427       0.1%
#   Iron Mountain, Inc.                                          2,162,348   72,935,998       1.0%
    Kilroy Realty Corp.                                            896,716   64,411,110       0.9%
    Kimco Realty Corp.                                           4,031,807  107,286,384       1.5%
    Kite Realty Group Trust                                        810,206   20,198,436       0.3%
#   LaSalle Hotel Properties                                     1,115,568   26,494,740       0.4%
    Lexington Realty Trust                                       2,072,561   21,015,769       0.3%
    Liberty Property Trust                                       1,471,333   59,485,993       0.8%
    Life Storage, Inc.                                             420,168   33,886,549       0.5%
    LTC Properties, Inc.                                           346,514   17,363,817       0.2%
    Macerich Co. (The)                                           1,466,447  103,795,119       1.4%
    Mack-Cali Realty Corp.                                         868,096   22,292,705       0.3%
    Medical Properties Trust, Inc.                               2,270,245   31,647,215       0.4%
    Mid-America Apartment Communities, Inc.                        735,123   68,182,658       0.9%
    Monmouth Real Estate Investment Corp.                          530,492    7,251,826       0.1%
    Monogram Residential Trust, Inc.                               428,730    4,518,814       0.1%
    National Health Investors, Inc.                                344,423   26,093,486       0.4%
    National Retail Properties, Inc.                             1,321,316   60,278,436       0.8%
#   National Storage Affiliates Trust                              115,169    2,255,009       0.0%
#   New Senior Investment Group, Inc.                              647,695    6,748,982       0.1%
#   New York REIT, Inc.                                          1,072,089   10,099,078       0.1%
    NexPoint Residential Trust, Inc.                                72,622    1,353,674       0.0%
#   NorthStar Realty Europe Corp.                                  247,075    2,443,572       0.0%
#   Omega Healthcare Investors, Inc.                             1,734,691   55,215,215       0.8%
    One Liberty Properties, Inc.                                   136,364    3,212,736       0.0%
#   Outfront Media, Inc.                                            60,199    1,294,880       0.0%
    Paramount Group, Inc.                                        1,229,985   19,126,267       0.3%
*   Parkway, Inc.                                                  429,678    7,742,798       0.1%
#   Pebblebrook Hotel Trust                                        698,762   16,965,941       0.2%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Real Estate -- (Continued)
    Pennsylvania REIT                                              726,984 $ 14,183,458       0.2%
    Physicians Realty Trust                                      1,057,660   20,909,938       0.3%
    Piedmont Office Realty Trust, Inc. Class A                   1,578,620   32,330,138       0.4%
    Post Properties, Inc.                                          548,230   36,068,052       0.5%
    Prologis, Inc.                                               5,065,428  264,212,724       3.6%
    PS Business Parks, Inc.                                        204,447   22,446,236       0.3%
    Public Storage                                               1,433,171  306,297,306       4.2%
#   QTS Realty Trust, Inc. Class A                                 332,183   15,267,131       0.2%
    Ramco-Gershenson Properties Trust                              778,845   13,505,172       0.2%
#   Realty Income Corp.                                          2,392,365  141,723,703       2.0%
    Regency Centers Corp.                                          958,173   69,055,528       1.0%
    Retail Opportunity Investments Corp.                           968,902   19,484,619       0.3%
    Retail Properties of America, Inc. Class A                   2,271,531   35,367,738       0.5%
    Rexford Industrial Realty, Inc.                                479,799   10,104,567       0.1%
    RLJ Lodging Trust                                            1,276,765   25,177,806       0.3%
    Ryman Hospitality Properties, Inc.                             440,410   22,205,472       0.3%
#   Sabra Health Care REIT, Inc.                                   621,729   14,486,286       0.2%
    Saul Centers, Inc.                                             131,657    7,962,615       0.1%
#   Select Income REIT                                             639,832   15,829,444       0.2%
    Senior Housing Properties Trust                              2,309,088   49,114,302       0.7%
#   Seritage Growth Properties Class A                              31,870    1,451,679       0.0%
    Silver Bay Realty Trust Corp.                                  324,600    5,437,050       0.1%
    Simon Property Group, Inc.                                   2,957,958  550,061,870       7.6%
#   SL Green Realty Corp.                                          972,860   95,554,309       1.3%
#   Sotherly Hotels, Inc.                                           98,840      488,270       0.0%
    Spirit Realty Capital, Inc.                                  4,534,334   54,003,918       0.7%
#   STAG Industrial, Inc.                                          617,339   14,242,011       0.2%
    STORE Capital Corp.                                            630,349   17,202,224       0.2%
    Summit Hotel Properties, Inc.                                  827,871   10,754,044       0.1%
    Sun Communities, Inc.                                          586,641   45,130,292       0.6%
    Sunstone Hotel Investors, Inc.                               2,164,650   27,188,004       0.4%
    Tanger Factory Outlet Centers, Inc.                            962,715   33,502,482       0.5%
    Taubman Centers, Inc.                                          620,452   44,957,952       0.6%
    Terreno Realty Corp.                                           287,859    7,513,120       0.1%
#   Tier REIT, Inc.                                                 46,976      692,896       0.0%
    UDR, Inc.                                                    2,556,062   89,385,488       1.2%
#   UMH Properties, Inc.                                           220,576    2,673,381       0.0%
#   Universal Health Realty Income Trust                           123,065    7,223,916       0.1%
#   Urban Edge Properties                                          964,075   24,882,776       0.3%
    Urstadt Biddle Properties, Inc.                                 70,527    1,215,180       0.0%
    Urstadt Biddle Properties, Inc. Class A                        252,941    5,438,232       0.1%
    Ventas, Inc.                                                 3,250,505  220,221,714       3.0%
    VEREIT, Inc. REIT                                            8,620,068   81,028,639       1.1%
    Vornado Realty Trust                                         1,669,064  154,855,758       2.1%
    Washington Prime Group, Inc.                                 1,824,236   19,136,236       0.3%
#   Washington REIT                                                671,144   19,745,056       0.3%
    Weingarten Realty Investors                                  1,173,966   42,509,309       0.6%
    Welltower, Inc.                                              3,434,840  235,389,585       3.2%
    Whitestone REIT                                                267,878    3,562,777       0.1%
    WP Carey, Inc.                                                 949,550   57,675,667       0.8%
#   Xenia Hotels & Resorts, Inc.                                   655,318   10,229,514       0.1%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES       VALUE+     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
TOTAL COMMON STOCKS                                                           7,193,577,033       99.1%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   7,193,577,033
                                                                             --------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.260%                                               67,516,660 $   67,516,660        0.9%
                                                                             --------------      -----
SECURITIES LENDING COLLATERAL -- (6.0%)
(S)@ DFA Short Term Investment Fund                               39,885,634    461,556,560        6.4%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,617,986,921)                          $7,722,650,253      106.4%
                                                                             ==============      =====

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------------
                                                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                                  --------------  ------------ ------- --------------
Common Stocks
       Real Estate                                                $7,193,577,033            --   --    $7,193,577,033
Temporary Cash Investments                                            67,516,660            --   --        67,516,660
Securities Lending Collateral                                                 --  $461,556,560   --       461,556,560
Futures Contracts**                                                   (1,518,080)           --   --        (1,518,080)
                                                                  --------------  ------------   --    --------------
TOTAL                                                             $7,259,575,613  $461,556,560   --    $7,721,132,173
                                                                  ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (93.9%)

AUSTRALIA -- (5.8%)
    AGL Energy, Ltd.                                               141,606 $ 2,062,848       0.1%
#   Alumina, Ltd.                                                  630,147     757,359       0.0%
    Amcor, Ltd.                                                    295,283   3,295,847       0.1%
    Amcor, Ltd. Sponsored ADR                                        1,068      47,889       0.0%
    AMP, Ltd.                                                    1,399,976   4,854,716       0.1%
#   APA Group                                                      241,803   1,461,369       0.0%
    Aristocrat Leisure, Ltd.                                       150,762   1,755,298       0.1%
    ASX, Ltd.                                                       29,551   1,057,072       0.0%
    Aurizon Holdings, Ltd.                                         492,141   1,823,341       0.1%
    AusNet Services                                                542,756     618,231       0.0%
    Australia & New Zealand Banking Group, Ltd.                    643,282  13,583,162       0.4%
    Bank of Queensland, Ltd.                                       101,510     805,491       0.0%
#   Bendigo & Adelaide Bank, Ltd.                                  155,887   1,316,444       0.0%
    BHP Billiton, Ltd.                                             816,132  14,258,502       0.4%
#   BHP Billiton, Ltd. Sponsored ADR                                64,389   2,254,903       0.1%
    BlueScope Steel, Ltd.                                          395,967   2,349,125       0.1%
    Boral, Ltd.                                                    252,876   1,208,186       0.0%
    Brambles, Ltd.                                                 422,074   3,695,385       0.1%
    Caltex Australia, Ltd.                                          74,750   1,739,973       0.1%
    Challenger, Ltd.                                               179,976   1,469,236       0.0%
    CIMIC Group, Ltd.                                               22,997     516,076       0.0%
    Coca-Cola Amatil, Ltd.                                         162,418   1,176,683       0.0%
    Cochlear, Ltd.                                                  15,313   1,487,831       0.1%
#   Commonwealth Bank of Australia                                 360,229  20,054,267       0.6%
    Computershare, Ltd.                                            135,373   1,084,379       0.0%
    Crown, Ltd.                                                     87,577     724,018       0.0%
    CSL, Ltd.                                                      120,317   9,180,856       0.3%
    Domino's Pizza Enterprises, Ltd.                                15,666     763,184       0.0%
    DUET Group                                                     709,634   1,284,741       0.0%
    Evolution Mining, Ltd.                                         253,006     446,169       0.0%
#   Fortescue Metals Group, Ltd.                                 1,115,133   4,679,797       0.1%
#   Harvey Norman Holdings, Ltd.                                   147,362     564,332       0.0%
    Healthscope, Ltd.                                              314,890     528,222       0.0%
    Incitec Pivot, Ltd.                                            558,590   1,249,325       0.0%
    Insurance Australia Group, Ltd.                                495,605   2,072,028       0.1%
    James Hardie Industries P.L.C.                                 101,023   1,503,603       0.1%
    James Hardie Industries P.L.C. Sponsored ADR                     2,500      37,525       0.0%
    LendLease Group                                                106,773   1,093,772       0.0%
    Macquarie Group, Ltd.                                           89,946   5,437,205       0.2%
    Magellan Financial Group, Ltd.                                   2,208      35,657       0.0%
    Medibank Pvt, Ltd.                                             740,774   1,451,265       0.0%
    National Australia Bank, Ltd.                                  570,039  12,100,464       0.4%
    Newcrest Mining, Ltd.                                          252,532   4,421,693       0.1%
    Oil Search, Ltd.                                               342,354   1,716,088       0.1%
    Orica, Ltd.                                                    134,906   1,666,679       0.1%
#   Origin Energy, Ltd.                                            617,631   2,489,409       0.1%
    Qantas Airways, Ltd.                                           264,710     615,140       0.0%
    QBE Insurance Group, Ltd.                                      482,818   3,658,064       0.1%
    Ramsay Health Care, Ltd.                                        40,041   2,229,679       0.1%
#   REA Group, Ltd.                                                 15,296     593,215       0.0%
    Rio Tinto, Ltd.                                                 85,295   3,529,034       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
AUSTRALIA -- (Continued)
    Santos, Ltd.                                                   554,707 $  1,484,257       0.1%
#   Seek, Ltd.                                                      89,174      990,394       0.0%
    Sonic Healthcare, Ltd.                                          81,602    1,269,110       0.0%
    South32, Ltd.                                                1,374,165    2,681,710       0.1%
#   South32, Ltd. ADR                                               79,510      765,284       0.0%
    Spark Infrastructure Group                                     440,201      742,120       0.0%
    Star Entertainment Grp, Ltd. (The)                             204,229      772,791       0.0%
    Suncorp Group, Ltd.                                            450,068    4,084,863       0.1%
    Sydney Airport                                                 232,530    1,105,399       0.0%
#   Tabcorp Holdings, Ltd.                                         202,120      742,586       0.0%
    Tatts Group, Ltd.                                              368,989    1,137,428       0.0%
    Telstra Corp., Ltd.                                          1,141,959    4,318,824       0.1%
#   TPG Telecom, Ltd.                                               97,014      556,284       0.0%
    Transurban Group                                               450,059    3,551,199       0.1%
    Treasury Wine Estates, Ltd.                                    182,183    1,485,223       0.1%
    Vocus Communications, Ltd.                                     134,027      581,082       0.0%
    Wesfarmers, Ltd.                                               227,914    7,096,998       0.2%
    Westpac Banking Corp.                                          790,393   18,277,786       0.5%
    Westpac Banking Corp. Sponsored ADR                             85,381    1,980,839       0.1%
    Woodside Petroleum, Ltd.                                       304,733    6,523,111       0.2%
#   Woolworths, Ltd.                                               347,701    6,239,913       0.2%
                                                                           ------------       ---
TOTAL AUSTRALIA                                                             215,191,978       6.1%
                                                                           ------------       ---
AUSTRIA -- (0.2%)
    ANDRITZ AG                                                      13,945      729,119       0.0%
    Erste Group Bank AG                                             67,427    2,114,430       0.1%
    OMV AG                                                          79,571    2,483,380       0.1%
    Voestalpine AG                                                  36,821    1,304,423       0.0%
                                                                           ------------       ---
TOTAL AUSTRIA                                                                 6,631,352       0.2%
                                                                           ------------       ---
BELGIUM -- (1.2%)
    Ageas                                                           62,545    2,284,968       0.1%
    Anheuser-Busch InBev NV Sponsored ADR                           25,694    2,967,400       0.1%
    Anheuser-Busch InBev SA                                        170,354   19,551,493       0.6%
    bpost SA                                                         3,505       93,249       0.0%
    Colruyt SA                                                      25,959    1,395,243       0.0%
*   KBC Group NV                                                    87,921    5,359,756       0.1%
    Proximus SADP                                                   74,014    2,118,464       0.1%
    Solvay SA                                                       26,286    3,015,357       0.1%
*   Telenet Group Holding NV                                        13,661      731,430       0.0%
    UCB SA                                                          70,804    4,791,419       0.1%
    Umicore SA                                                      32,131    1,952,989       0.1%
                                                                           ------------       ---
TOTAL BELGIUM                                                                44,261,768       1.3%
                                                                           ------------       ---
CANADA -- (8.3%)
    Agnico Eagle Mines, Ltd.(008474108)                             12,796      650,037       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                               30,621    1,555,138       0.1%
    Agrium, Inc.(008916108)                                         13,910    1,277,216       0.0%
    Agrium, Inc.(2213538)                                           31,176    2,861,926       0.1%
    Algonquin Power & Utilities Corp.                               33,400      295,079       0.0%
    Alimentation Couche-Tard, Inc. Class B                         109,258    5,488,559       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
#   AltaGas, Ltd.                                                 40,404 $  999,783       0.0%
*   Amaya, Inc.                                                    9,600    128,544       0.0%
    ARC Resources, Ltd.                                           86,601  1,470,144       0.1%
    Atco, Ltd. Class I                                            21,724    761,547       0.0%
*   B2Gold Corp.                                                 149,000    431,015       0.0%
    Bank of Montreal(063671101)                                   98,886  6,289,150       0.2%
    Bank of Montreal(2076009)                                     88,229  5,614,872       0.2%
    Bank of Nova Scotia (The)(064149107)                          71,817  3,860,882       0.1%
    Bank of Nova Scotia (The)(2076281)                           181,668  9,762,640       0.3%
    Barrick Gold Corp.(067901108)                                187,936  3,305,794       0.1%
    Barrick Gold Corp.(2024644)                                   22,992    404,541       0.0%
    BCE, Inc.(05534B760)                                          27,640  1,255,962       0.0%
    BCE, Inc.(B188TH2)                                            23,262  1,056,875       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                     42,575    300,593       0.0%
*   BlackBerry, Ltd.(09228F103)                                  102,051    719,460       0.0%
*   Bombardier, Inc. Class A                                       9,200     13,855       0.0%
#*  Bombardier, Inc. Class B                                     501,292    665,250       0.0%
    Brookfield Asset Management, Inc. Class A                    193,075  6,761,169       0.2%
    CAE, Inc.(2162760)                                            75,738  1,063,822       0.0%
    CAE, Inc.(124765108)                                          22,814    320,309       0.0%
    Cameco Corp.(13321L108)                                       46,915    361,246       0.0%
    Cameco Corp.(2166160)                                         75,060    578,073       0.0%
    Canadian Imperial Bank of Commerce(2170525)                   73,135  5,479,809       0.2%
#   Canadian Imperial Bank of Commerce(136069101)                 26,205  1,964,327       0.1%
    Canadian National Railway Co.(136375102)                      47,701  2,998,962       0.1%
    Canadian National Railway Co.(2180632)                       151,760  9,540,299       0.3%
    Canadian Natural Resources, Ltd.(136385101)                   46,051  1,460,277       0.1%
    Canadian Natural Resources, Ltd.(2171573)                    167,206  5,306,762       0.2%
    Canadian Pacific Railway, Ltd.(13645T100)                      3,771    539,102       0.0%
    Canadian Pacific Railway, Ltd.(2793115)                       32,866  4,698,223       0.1%
#   Canadian Tire Corp., Ltd. Class A                             26,916  2,616,348       0.1%
    Canadian Utilities, Ltd. Class A                              27,940    798,435       0.0%
    CCL Industries, Inc. Class B                                   7,096  1,261,970       0.0%
    Cenovus Energy, Inc.(15135U109)                              232,964  3,364,000       0.1%
    Cenovus Energy, Inc.(B57FG04)                                 37,861    546,194       0.0%
*   CGI Group, Inc. Class A(39945C109)                            34,943  1,658,744       0.1%
*   CGI Group, Inc. Class A(2159740)                              22,635  1,075,133       0.0%
#   CI Financial Corp.                                            58,015  1,067,479       0.0%
    Cineplex, Inc.                                                12,086    459,544       0.0%
    Cogeco Communications, Inc.                                    8,563    399,390       0.0%
    Constellation Software, Inc.                                   5,043  2,362,461       0.1%
    Crescent Point Energy Corp.(B67C8W8)                         144,994  1,726,351       0.1%
    Crescent Point Energy Corp.(22576C101)                        74,710    890,543       0.0%
*   Detour Gold Corp.                                             46,987    895,741       0.0%
    DH Corp.                                                      14,911    192,988       0.0%
    Dollarama, Inc.                                               31,000  2,316,506       0.1%
*   ECN Capital Corp.                                            116,203    253,839       0.0%
*   Eldorado Gold Corp.(284902103)                                27,183     85,898       0.0%
*   Eldorado Gold Corp.(2307873)                                 206,312    650,637       0.0%
    Element Fleet Management Corp.                               116,203  1,132,314       0.0%
    Emera, Inc.                                                   13,522    471,602       0.0%
    Empire Co., Ltd. Class A                                      83,844  1,207,684       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
#   Enbridge Income Fund Holdings, Inc.                           48,647 $1,234,581       0.0%
    Enbridge, Inc.(2466149)                                      132,304  5,713,150       0.2%
    Enbridge, Inc.(29250N105)                                     71,991  3,107,851       0.1%
    Encana Corp.(2793193)                                         68,186    650,189       0.0%
    Encana Corp.(292505104)                                      234,765  2,239,658       0.1%
    Fairfax Financial Holdings, Ltd.                               8,723  4,467,505       0.1%
#   Finning International, Inc.                                   54,601  1,016,060       0.0%
    First Capital Realty, Inc.                                    41,115    655,670       0.0%
    First Quantum Minerals, Ltd.                                 231,732  2,201,046       0.1%
#   Fortis, Inc.                                                  57,981  1,908,493       0.1%
    Franco-Nevada Corp.(351858105)                                15,128    990,279       0.0%
    Franco-Nevada Corp.(B29NF31)                                  13,971    914,422       0.0%
    George Weston, Ltd.                                           18,126  1,477,053       0.1%
    Gildan Activewear, Inc.(375916103)                            19,491    500,334       0.0%
    Gildan Activewear, Inc.(2254645)                              35,400    909,215       0.0%
    Goldcorp, Inc.(380956409)                                    143,179  2,176,321       0.1%
    Goldcorp, Inc.(2676302)                                      100,844  1,531,494       0.1%
    Great-West Lifeco, Inc.                                       56,900  1,429,181       0.0%
*   Husky Energy, Inc.                                           128,143  1,378,591       0.0%
    IGM Financial, Inc.                                           32,340    867,994       0.0%
    Imperial Oil, Ltd.(453038408)                                 24,711    802,613       0.0%
    Imperial Oil, Ltd.(2454241)                                   32,327  1,048,404       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.      40,522  1,569,159       0.1%
    Intact Financial Corp.                                        27,000  1,835,428       0.1%
    Inter Pipeline, Ltd.                                          95,307  1,976,059       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                      24,200    364,452       0.0%
    Keyera Corp.                                                  41,218  1,237,185       0.0%
*   Kinross Gold Corp.(496902404)                                 22,897     88,382       0.0%
*   Kinross Gold Corp.(B03Z841)                                  686,867  2,667,992       0.1%
    Linamar Corp.                                                 21,896    890,499       0.0%
    Loblaw Cos., Ltd.                                             51,309  2,531,607       0.1%
*   Lundin Mining Corp.                                          152,504    596,918       0.0%
    MacDonald Dettwiler & Associates, Ltd.                         1,900    108,747       0.0%
    Magna International, Inc.(559222401)                          44,050  1,808,253       0.1%
    Magna International, Inc.(2554475)                            69,820  2,866,613       0.1%
#   Manitoba Telecom Services, Inc.                                6,200    173,293       0.0%
    Manulife Financial Corp.(56501R106)                          150,186  2,174,693       0.1%
    Manulife Financial Corp.(2492519)                            277,559  4,020,705       0.1%
    Maple Leaf Foods, Inc.                                        28,387    646,554       0.0%
#   Methanex Corp.                                                25,281    918,846       0.0%
    Metro, Inc.                                                   75,672  2,339,045       0.1%
    National Bank of Canada                                      115,916  4,137,820       0.1%
#   Northland Power, Inc.                                         31,400    561,843       0.0%
    Onex Corp.                                                    19,404  1,255,119       0.0%
    Open Text Corp.(683715106)                                    10,724    665,746       0.0%
    Open Text Corp.(2260824)                                      21,100  1,310,078       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                               25,693    790,317       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                               38,926  1,195,959       0.0%
#   Peyto Exploration & Development Corp.                         51,705  1,328,379       0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)                142,109  2,313,535       0.1%
    Potash Corp. of Saskatchewan, Inc.(2696980)                  124,300  2,021,161       0.1%
    PrairieSky Royalty, Ltd.                                       1,100     23,922       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
CANADA -- (Continued)
    Quebecor, Inc. Class B                                        21,600 $    606,146       0.0%
    Restaurant Brands International, Inc.                         61,971    2,755,037       0.1%
    Ritchie Bros Auctioneers, Inc.(2345390)                       16,700      577,459       0.0%
#   Ritchie Bros Auctioneers, Inc.(767744105)                     13,682      473,260       0.0%
    Rogers Communications, Inc. Class B(2169051)                  57,268    2,303,870       0.1%
    Rogers Communications, Inc. Class B(775109200)                33,729    1,356,918       0.0%
    Royal Bank of Canada(2754383)                                246,120   15,376,766       0.4%
    Royal Bank of Canada(780087102)                              110,694    6,916,161       0.2%
    Saputo, Inc.                                                  69,500    2,497,502       0.1%
*   Seven Generations Energy, Ltd. Class A                        53,325    1,137,028       0.0%
    Shaw Communications, Inc. Class B(82028K200)                  78,254    1,550,994       0.1%
    Shaw Communications, Inc. Class B(2801836)                    60,849    1,205,820       0.0%
    Silver Wheaton Corp.(828336107)                               34,894      841,294       0.0%
    Silver Wheaton Corp.(B058ZX6)                                 45,364    1,093,092       0.0%
    SNC-Lavalin Group, Inc.                                       38,986    1,584,088       0.1%
    Stantec, Inc.(85472N109)                                      16,651      371,317       0.0%
#   Stantec, Inc.(2854238)                                        12,500      278,088       0.0%
    Stella-Jones, Inc.                                             5,529      196,213       0.0%
    Sun Life Financial, Inc.(866796105)                           65,921    2,207,035       0.1%
    Sun Life Financial, Inc.(2566124)                             84,631    2,832,391       0.1%
#   Suncor Energy, Inc.(867224107)                                43,147    1,295,273       0.0%
    Suncor Energy, Inc.(B3NB1P2)                                 319,329    9,582,495       0.3%
    Tahoe Resources, Inc.                                         98,418    1,186,921       0.0%
    Teck Resources, Ltd. Class B(878742204)                      112,346    2,424,427       0.1%
    Teck Resources, Ltd. Class B(2879327)                         83,338    1,799,350       0.1%
    TELUS Corp.                                                   50,417    1,632,454       0.1%
    Thomson Reuters Corp.(2126067)                                23,283      917,583       0.0%
    Thomson Reuters Corp.(2889371)                                58,150    2,291,664       0.1%
#   Toronto-Dominion Bank (The)(891160509)                       118,114    5,360,013       0.2%
    Toronto-Dominion Bank (The)(2897222)                         270,619   12,279,037       0.4%
*   Tourmaline Oil Corp.                                          65,857    1,725,843       0.1%
    TransCanada Corp.(89353D107)                                  83,829    3,795,777       0.1%
    TransCanada Corp.(2665184)                                   106,971    4,842,525       0.1%
*   Turquoise Hill Resources, Ltd.(900435108)                     68,462      212,232       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      239,089      741,527       0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)       134,482    2,399,159       0.1%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)          57,482    1,025,959       0.0%
#   Veresen, Inc.                                                 87,129      789,247       0.0%
    Vermilion Energy, Inc.(923725105)                              4,040      158,691       0.0%
    Vermilion Energy, Inc.(B607XS1)                               13,782      540,471       0.0%
    Waste Connections, Inc.(94106B101)                            33,764    2,539,369       0.1%
    Waste Connections, Inc.(BYQFRK5)                              14,754    1,107,247       0.0%
    West Fraser Timber Co., Ltd.                                  29,984    1,026,516       0.0%
    Whitecap Resources, Inc.                                      82,700      660,959       0.0%
    WSP Global, Inc.                                              31,700    1,026,888       0.0%
    Yamana Gold, Inc.                                            302,591    1,080,602       0.0%
                                                                         ------------       ---
TOTAL CANADA                                                              305,916,164       8.7%
                                                                         ------------       ---
DENMARK -- (1.5%)
    AP Moller--Maersk A.S. Class A                                   796    1,163,484       0.0%
    AP Moller--Maersk A.S. Class B                                 1,455    2,231,797       0.1%
    Carlsberg A.S. Class B                                        40,269    3,628,008       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
DENMARK -- (Continued)
    Chr Hansen Holding A.S.                                       32,039 $ 1,918,747       0.1%
    Coloplast A.S. Class B                                        26,814   1,867,935       0.1%
    Danske Bank A.S.                                             146,371   4,515,402       0.1%
    DSV A.S.                                                      64,153   3,106,277       0.1%
#*  Genmab A.S.                                                   13,751   2,264,433       0.1%
*   H Lundbeck A.S.                                               21,520     693,557       0.0%
    ISS A.S.                                                      70,212   2,756,220       0.1%
    Novo Nordisk A.S. Class B                                    411,533  14,661,061       0.3%
    Novo Nordisk A.S. Sponsored ADR                               60,487   2,149,708       0.1%
    Novozymes A.S. Class B                                        69,680   2,584,905       0.1%
    Pandora A.S.                                                  36,040   4,687,200       0.1%
    Tryg A.S.                                                     45,695     891,096       0.0%
    Vestas Wind Systems A.S.                                      49,590   3,972,944       0.1%
*   William Demant Holding A.S.                                   33,414     621,736       0.0%
                                                                         -----------       ---
TOTAL DENMARK                                                             53,714,510       1.5%
                                                                         -----------       ---
FINLAND -- (0.9%)
    Elisa Oyj                                                     37,118   1,250,550       0.0%
    Fortum Oyj                                                   196,909   3,282,258       0.1%
#   Kone Oyj Class B                                              83,958   3,863,049       0.1%
    Neste Oyj                                                     44,411   1,915,983       0.1%
    Nokia Oyj(5946455)                                           303,562   1,353,765       0.0%
    Nokia Oyj(5902941)                                           599,794   2,677,815       0.1%
#   Nokia Oyj Sponsored ADR                                      223,680   1,002,086       0.0%
    Orion Oyj Class A                                              4,170     177,138       0.0%
    Orion Oyj Class B                                             24,212   1,030,557       0.0%
    Sampo Oyj Class A                                             94,238   4,317,420       0.1%
    Stora Enso Oyj Class R                                       316,606   2,991,968       0.1%
    Stora Enso Oyj Sponsored ADR                                  12,000     112,800       0.0%
    UPM-Kymmene Oyj                                              307,575   7,154,658       0.2%
    UPM-Kymmene Oyj Sponsored ADR                                 13,000     302,120       0.0%
    Wartsila Oyj Abp                                              40,373   1,744,691       0.1%
                                                                         -----------       ---
TOTAL FINLAND                                                             33,176,858       0.9%
                                                                         -----------       ---
FRANCE -- (8.2%)
    Accor SA                                                      58,299   2,212,235       0.1%
    Aeroports de Paris                                             8,026     810,682       0.0%
#   Air Liquide SA                                                93,763   9,527,505       0.3%
    Airbus Group SE                                              147,094   8,734,423       0.3%
#*  Alstom SA                                                     35,518     954,428       0.0%
    Arkema SA                                                     32,624   3,093,484       0.1%
    Atos SE                                                       30,602   3,175,679       0.1%
    AXA SA                                                       368,236   8,308,258       0.2%
    AXA SA Sponsored ADR                                          34,916     788,752       0.0%
    BioMerieux                                                     2,243     326,785       0.0%
    BNP Paribas SA                                               261,502  15,162,737       0.4%
    Bollore SA(4572709)                                          253,559     834,780       0.0%
*   Bollore SA(BD3RTL2)                                            1,707       6,165       0.0%
    Bouygues SA                                                   98,948   3,225,456       0.1%
    Bureau Veritas SA                                             69,919   1,320,569       0.0%
    Capgemini SA                                                  35,656   2,952,917       0.1%
    Carrefour SA                                                 274,037   7,182,221       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FRANCE -- (Continued)
#   Casino Guichard Perrachon SA                                  21,664 $ 1,078,455       0.0%
    Christian Dior SE                                             14,583   2,812,564       0.1%
    Cie de Saint-Gobain                                          135,189   6,002,820       0.2%
    Cie Generale des Etablissements Michelin                      70,780   7,666,041       0.2%
    CNP Assurances                                                62,831   1,088,121       0.0%
    Credit Agricole SA                                           263,359   2,841,377       0.1%
    Danone SA                                                    140,586   9,750,811       0.3%
    Danone SA Sponsored ADR                                       12,326     171,455       0.0%
    Dassault Aviation SA                                             182     198,354       0.0%
    Dassault Systemes                                             31,521   2,494,969       0.1%
    Eiffage SA                                                    24,246   1,795,042       0.1%
#   Electricite de France SA                                     139,074   1,559,049       0.0%
#   Engie SA                                                     369,029   5,322,032       0.2%
    Essilor International SA                                      50,470   5,671,487       0.2%
    Eurofins Scientific SE                                         2,315   1,052,043       0.0%
    Eutelsat Communications SA                                    29,522     618,628       0.0%
    Faurecia                                                      32,373   1,193,315       0.0%
    Groupe Eurotunnel SE                                         114,795   1,074,406       0.0%
#   Hermes International                                           7,051   2,856,399       0.1%
    Iliad SA                                                       7,042   1,476,250       0.0%
    Imerys SA                                                     11,445     796,851       0.0%
    Ingenico Group SA                                             13,088   1,035,233       0.0%
    Ipsen SA                                                       4,853     335,493       0.0%
    JCDecaux SA                                                   21,745     665,007       0.0%
    Kering                                                        13,563   3,009,212       0.1%
    L'Oreal SA                                                    61,025  10,933,185       0.3%
    Legrand SA                                                    62,882   3,552,633       0.1%
    LVMH Moet Hennessy Louis Vuitton SE                           74,220  13,512,577       0.4%
    Natixis SA                                                   313,692   1,587,133       0.0%
#   Orange SA                                                    553,264   8,704,865       0.3%
    Orange SA Sponsored ADR                                       45,487     714,146       0.0%
    Pernod Ricard SA                                              40,070   4,765,255       0.1%
*   Peugeot SA                                                   342,619   5,130,724       0.2%
    Publicis Groupe SA                                            57,767   3,962,800       0.1%
    Publicis Groupe SA ADR                                         4,537      78,036       0.0%
    Renault SA                                                    83,833   7,290,271       0.2%
    Safran SA                                                     81,665   5,619,480       0.2%
    Sanofi                                                       243,641  18,959,844       0.5%
    Sartorius Stedim Biotech                                       6,853     462,407       0.0%
    Schneider Electric SE(B11BPS1)                                   935      62,831       0.0%
    Schneider Electric SE(4834108)                               103,732   6,975,985       0.2%
    SCOR SE                                                       49,116   1,590,553       0.1%
    SEB SA                                                         5,793     852,587       0.0%
    SES SA                                                       121,185   2,787,994       0.1%
    SFR Group SA                                                  34,828     938,662       0.0%
    Societe BIC SA                                                 6,853     949,910       0.0%
    Societe Generale SA                                          188,696   7,360,560       0.2%
    Sodexo SA()                                                   16,625   1,930,860       0.1%
    Sodexo SA(7062713)                                            24,827   2,882,932       0.1%
#   STMicroelectronics NV                                        223,754   2,123,652       0.1%
    Suez                                                          94,973   1,504,338       0.0%
    Technip SA                                                    49,110   3,259,426       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FRANCE -- (Continued)
    Technip SA ADR                                                  14,400 $    236,592       0.0%
    Teleperformance                                                 15,120    1,597,543       0.1%
    Thales SA                                                       31,870    2,998,487       0.1%
    Total SA                                                       399,254   19,126,223       0.5%
    Total SA Sponsored ADR                                         145,313    6,937,255       0.2%
    Valeo SA                                                        71,022    4,098,314       0.1%
    Veolia Environnement SA                                         78,079    1,705,822       0.1%
    Veolia Environnement SA ADR                                     17,086      372,987       0.0%
#   Vinci SA                                                       133,819    9,691,104       0.3%
    Vivendi SA                                                     252,807    5,116,941       0.2%
    Zodiac Aerospace                                                48,103    1,169,009       0.0%
                                                                           ------------       ---
TOTAL FRANCE                                                                302,726,413       8.6%
                                                                           ------------       ---
GERMANY -- (7.2%)
    Adidas AG                                                       42,349    6,957,687       0.2%
    Allianz SE                                                      76,148   11,887,025       0.3%
    Allianz SE Sponsored ADR                                       245,686    3,815,504       0.1%
    Axel Springer SE                                                20,495    1,026,779       0.0%
    BASF SE                                                        233,002   20,568,940       0.6%
    BASF SE Sponsored ADR                                            8,000      705,440       0.0%
    Bayer AG                                                       177,385   17,612,490       0.5%
    Bayer AG Sponsored ADR                                          32,835    3,257,725       0.1%
    Bayerische Motoren Werke AG                                    109,663    9,567,598       0.3%
    Beiersdorf AG                                                   15,987    1,409,408       0.0%
    Brenntag AG                                                     41,661    2,227,205       0.1%
    Commerzbank AG                                                 328,455    2,236,851       0.1%
    Continental AG                                                  28,572    5,488,423       0.2%
    Daimler AG                                                     265,526   18,943,149       0.5%
*   Deutsche Bank AG(D18190898)                                    331,993    4,777,379       0.1%
#*  Deutsche Bank AG(5750355)                                       70,896    1,025,272       0.0%
*   Deutsche Boerse AG                                              42,269    3,300,719       0.1%
    Deutsche Lufthansa AG                                          144,405    1,848,254       0.1%
    Deutsche Post AG                                               251,876    7,810,894       0.2%
    Deutsche Telekom AG                                            829,875   13,539,591       0.4%
    Deutsche Telekom AG Sponsored ADR                               94,100    1,535,712       0.1%
    Deutsche Wohnen AG                                              79,177    2,586,849       0.1%
    E.ON SE                                                      1,317,416    9,655,151       0.3%
    E.ON SE Sponsored ADR                                           52,950      389,977       0.0%
    Evonik Industries AG                                            39,542    1,238,316       0.0%
    Fielmann AG                                                      6,417      445,361       0.0%
    Fraport AG Frankfurt Airport Services Worldwide                  6,874      408,044       0.0%
    Fresenius Medical Care AG & Co. KGaA                            42,722    3,479,882       0.1%
    Fresenius SE & Co. KGaA                                        103,541    7,650,355       0.2%
    Fuchs Petrolub SE                                                9,084      359,445       0.0%
    GEA Group AG                                                    32,539    1,260,296       0.0%
    Hannover Rueck SE                                               14,652    1,634,596       0.1%
    HeidelbergCement AG                                             51,197    4,843,137       0.1%
    Henkel AG & Co. KGaA                                            21,511    2,370,132       0.1%
    Hochtief AG                                                      6,209      847,820       0.0%
    Infineon Technologies AG                                       272,146    4,894,624       0.1%
    KION Group AG                                                   23,938    1,446,340       0.0%
    Lanxess AG                                                      27,265    1,748,359       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
GERMANY -- (Continued)
    LEG Immobilien AG                                               17,094 $  1,441,914       0.0%
    Linde AG                                                        39,348    6,498,975       0.2%
    MAN SE                                                           8,511      871,151       0.0%
    Merck KGaA                                                      29,750    3,062,168       0.1%
    Metro AG                                                        76,524    2,292,217       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                   34,883    6,772,866       0.2%
    Osram Licht AG                                                  25,582    1,452,975       0.1%
    ProSiebenSat.1 Media SE                                         57,100    2,460,904       0.1%
*   QIAGEN NV                                                       41,613    1,017,749       0.0%
    Rational AG                                                        629      326,826       0.0%
    RTL Group SA                                                     9,990      782,926       0.0%
*   RWE AG                                                         255,043    4,057,526       0.1%
    SAP SE                                                         185,556   16,347,377       0.5%
#   SAP SE Sponsored ADR                                             8,519      748,309       0.0%
    Siemens AG                                                     151,354   17,196,439       0.5%
    Symrise AG                                                      28,103    1,929,983       0.1%
*   Talanx AG                                                       19,158      594,636       0.0%
    Telefonica Deutschland Holding AG                              225,353      873,990       0.0%
    ThyssenKrupp AG                                                 96,673    2,243,112       0.1%
*   Uniper SE                                                      131,741    1,753,502       0.1%
    United Internet AG                                              32,739    1,346,053       0.0%
    Volkswagen AG                                                    9,652    1,442,825       0.0%
    Vonovia SE                                                      96,146    3,389,616       0.1%
#   Wirecard AG                                                     14,361      681,699       0.0%
*   Zalando SE                                                      14,365      631,696       0.0%
                                                                           ------------       ---
TOTAL GERMANY                                                               265,018,163       7.5%
                                                                           ------------       ---
HONG KONG -- (2.9%)
    AIA Group, Ltd.                                              2,502,600   15,743,861       0.5%
    ASM Pacific Technology, Ltd.                                    58,600      564,586       0.0%
#   Bank of East Asia, Ltd. (The)                                  328,575    1,320,841       0.0%
    BOC Hong Kong Holdings, Ltd.                                   906,500    3,230,999       0.1%
#   Brightoil Petroleum Holdings, Ltd.                              40,000       11,499       0.0%
#   Cathay Pacific Airways, Ltd.                                   724,000      952,954       0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                      135,000    1,104,815       0.0%
    Cheung Kong Property Holdings, Ltd.                            569,962    4,213,534       0.1%
#   Chow Tai Fook Jewellery Group, Ltd.                            392,600      278,404       0.0%
    CK Hutchison Holdings, Ltd.                                    553,462    6,834,166       0.2%
    CLP Holdings, Ltd.                                             380,400    3,866,761       0.1%
    FIH Mobile, Ltd.                                               627,000      206,912       0.0%
    First Pacific Co., Ltd.                                        466,400      353,322       0.0%
    Galaxy Entertainment Group, Ltd.                               652,000    2,669,696       0.1%
#   Haitong International Securities Group, Ltd.                   888,000      568,131       0.0%
    Hang Lung Group, Ltd.                                          262,000    1,002,213       0.0%
    Hang Lung Properties, Ltd.                                     764,000    1,680,121       0.1%
    Hang Seng Bank, Ltd.                                           190,200    3,430,127       0.1%
    Henderson Land Development Co., Ltd.                           369,171    2,183,730       0.1%
    HK Electric Investments & HK Electric Investments, Ltd.        622,000      613,612       0.0%
    HKT Trust & HKT, Ltd.                                          910,000    1,248,076       0.0%
    Hong Kong & China Gas Co., Ltd.                              1,797,212    3,510,783       0.1%
    Hong Kong Exchanges and Clearing, Ltd.                         305,914    8,087,290       0.2%
    Hongkong & Shanghai Hotels, Ltd. (The)                          67,025       75,745       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
HONG KONG -- (Continued)
    Hopewell Holdings, Ltd.                                          3,000 $     10,504       0.0%
    Hysan Development Co., Ltd.                                    195,638      902,945       0.0%
    Kerry Properties, Ltd.                                         260,893      826,093       0.0%
#   Kingston Financial Group, Ltd.                               1,266,000      525,552       0.0%
    L'Occitane International SA                                     59,500      123,295       0.0%
    Li & Fung, Ltd.                                              2,974,000    1,461,948       0.1%
#   Melco Crown Entertainment, Ltd. ADR                             34,136      571,437       0.0%
#   MGM China Holdings, Ltd.                                       194,000      320,067       0.0%
#   MTR Corp., Ltd.                                                311,511    1,723,926       0.1%
    New World Development Co., Ltd.                              3,424,348    4,257,318       0.1%
    NWS Holdings, Ltd.                                             396,965      702,371       0.0%
    PCCW, Ltd.                                                   1,289,712      767,697       0.0%
    Power Assets Holdings, Ltd.                                    278,707    2,615,857       0.1%
#   Prada SpA                                                      139,000      486,960       0.0%
    Samsonite International SA                                     354,900    1,113,541       0.0%
#   Sands China, Ltd.                                              636,400    2,761,820       0.1%
    Shangri-La Asia, Ltd.                                          409,655      449,922       0.0%
    Sino Land Co., Ltd.                                          1,026,062    1,742,191       0.1%
#   SJM Holdings, Ltd.                                             841,000      580,472       0.0%
    Sun Hung Kai Properties, Ltd.                                  308,108    4,588,074       0.1%
    Swire Pacific, Ltd. Class A                                    232,500    2,416,572       0.1%
    Swire Pacific, Ltd. Class B                                    222,500      416,083       0.0%
    Swire Properties, Ltd.                                         221,800      636,939       0.0%
    Techtronic Industries Co., Ltd.                                354,500    1,331,908       0.1%
    WH Group, Ltd.                                               2,804,000    2,270,948       0.1%
    Wharf Holdings, Ltd. (The)                                     450,609    3,378,533       0.1%
    Wheelock & Co., Ltd.                                           329,000    2,024,701       0.1%
#   Wynn Macau, Ltd.                                               398,800      610,966       0.0%
    Xinyi Glass Holdings, Ltd.                                     526,000      452,274       0.0%
    Yue Yuen Industrial Holdings, Ltd.                             363,500    1,384,292       0.1%
                                                                           ------------       ---
TOTAL HONG KONG                                                             105,207,384       3.0%
                                                                           ------------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                                              9,774,999    2,092,363       0.1%
    CRH P.L.C.(4182249)                                             22,786      739,726       0.0%
    CRH P.L.C.(0182704)                                             58,738    1,900,742       0.1%
    CRH P.L.C. Sponsored ADR                                       122,285    3,949,806       0.1%
    Glanbia P.L.C.                                                  54,515      888,048       0.0%
    Kerry Group P.L.C. Class A(4519579)                             22,689    1,646,674       0.0%
    Kerry Group P.L.C. Class A(0490656)                             18,318    1,337,736       0.0%
    Paddy Power Betfair P.L.C.                                      19,397    2,010,026       0.1%
*   Ryanair Holdings P.L.C.                                         32,682      450,596       0.0%
    Smurfit Kappa Group P.L.C.                                     101,653    2,230,500       0.1%
                                                                           ------------       ---
TOTAL IRELAND                                                                17,246,217       0.5%
                                                                           ------------       ---
ISRAEL -- (0.5%)
    Azrieli Group, Ltd.                                             13,033      554,839       0.0%
    Bank Hapoalim BM                                               294,204    1,696,889       0.1%
*   Bank Leumi Le-Israel BM                                        525,563    1,982,980       0.1%
    Bezeq The Israeli Telecommunication Corp., Ltd.                508,328      923,330       0.0%
    Delek Group, Ltd.                                                  875      171,493       0.0%
    Elbit Systems, Ltd.(M3760D101)                                   1,593      157,388       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ISRAEL -- (Continued)
    Elbit Systems, Ltd.(6308913)                                     6,571 $   650,216       0.0%
    Frutarom Industries, Ltd.                                       10,001     528,479       0.0%
    Israel Chemicals, Ltd.                                         254,399     904,026       0.0%
    Melisron, Ltd.                                                   1,865      79,231       0.0%
    Mizrahi Tefahot Bank, Ltd.                                      54,966     715,827       0.0%
    Nice, Ltd. Sponsored ADR                                         9,648     641,303       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR             193,458   8,268,395       0.3%
                                                                           -----------       ---
TOTAL ISRAEL                                                                17,274,396       0.5%
                                                                           -----------       ---
ITALY -- (1.7%)
    Assicurazioni Generali SpA                                     439,582   5,678,231       0.1%
    Atlantia SpA                                                   107,415   2,629,943       0.1%
    Banca Mediolanum SpA                                            51,783     358,032       0.0%
#   Cairo Communication SpA                                          4,143      17,772       0.0%
#   CNH Industrial NV                                              316,755   2,459,171       0.1%
    Davide Campari-Milano SpA                                       69,414     699,106       0.0%
    Enel SpA                                                     1,665,544   7,160,737       0.2%
    Eni SpA                                                        476,982   6,922,086       0.2%
    Eni SpA Sponsored ADR                                           67,929   1,975,375       0.1%
    Ferrari NV(BD6G507)                                             33,971   1,788,592       0.1%
    Ferrari NV(N3167Y103)                                              700      36,939       0.0%
#   Fiat Chrysler Automobiles NV(N31738102)                          7,000      51,240       0.0%
#   Fiat Chrysler Automobiles NV(BRJFWP3)                          384,923   2,821,842       0.1%
    Intesa Sanpaolo SpA                                          2,740,663   6,354,694       0.1%
    Intesa Sanpaolo SpA Sponsored ADR                                9,000     125,460       0.0%
*   Leonardo-Finmeccanica SpA                                      170,265   2,073,221       0.1%
    Luxottica Group SpA                                             43,541   2,168,012       0.1%
    Luxottica Group SpA Sponsored ADR                                  875      43,426       0.0%
    Mediobanca SpA                                                 179,557   1,315,306       0.0%
    Parmalat SpA                                                    31,585      83,453       0.0%
    Prysmian SpA                                                     9,130     227,041       0.0%
    Recordati SpA                                                   26,352     745,205       0.0%
    Snam SpA                                                       499,368   2,631,079       0.1%
#*  Telecom Italia SpA                                           4,862,408   4,226,858       0.1%
*   Telecom Italia SpA Sponsored ADR                                78,565     681,159       0.0%
    Tenaris SA                                                      27,921     394,907       0.0%
    Tenaris SA ADR                                                  19,881     560,644       0.0%
    Terna Rete Elettrica Nazionale SpA                             367,333   1,798,065       0.1%
    UniCredit SpA                                                1,772,986   4,399,859       0.1%
    UnipolSai SpA                                                  400,381     765,132       0.0%
                                                                           -----------       ---
TOTAL ITALY                                                                 61,192,587       1.7%
                                                                           -----------       ---
JAPAN -- (22.8%)
    ABC-Mart, Inc.                                                   6,600     401,590       0.0%
*   Acom Co., Ltd.                                                  76,500     352,018       0.0%
#   Advantest Corp.                                                 38,800     554,531       0.0%
#   Aeon Co., Ltd.                                                 196,100   2,710,032       0.1%
    AEON Financial Service Co., Ltd.                                48,700     857,329       0.0%
    Aeon Mall Co., Ltd.                                             37,248     553,162       0.0%
    Ain Holdings, Inc.                                               4,600     310,480       0.0%
    Air Water, Inc.                                                 79,000   1,478,092       0.1%
    Aisin Seiki Co., Ltd.                                           57,500   2,525,835       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Ajinomoto Co., Inc.                                          134,300 $2,986,487       0.1%
    Alfresa Holdings Corp.                                        58,900  1,244,791       0.0%
    Alps Electric Co., Ltd.                                       73,500  1,763,094       0.1%
    Amada Holdings Co., Ltd.                                      81,800    931,792       0.0%
    ANA Holdings, Inc.                                           258,000    724,664       0.0%
    Aoyama Trading Co., Ltd.                                      12,600    443,883       0.0%
    Aozora Bank, Ltd.                                            272,000    898,704       0.0%
    Asahi Glass Co., Ltd.                                        447,000  3,126,231       0.1%
    Asahi Group Holdings, Ltd.                                    96,300  3,435,112       0.1%
    Asahi Intecc Co., Ltd.                                        11,300    489,386       0.0%
    Asahi Kasei Corp.                                            354,000  3,191,319       0.1%
    Asics Corp.                                                   40,800    870,643       0.0%
#   ASKUL Corp.                                                    3,000    123,534       0.0%
    Astellas Pharma, Inc.                                        491,975  7,301,821       0.2%
    Azbil Corp.                                                   18,700    554,565       0.0%
    Bandai Namco Holdings, Inc.                                   49,600  1,485,818       0.1%
    Bank of Kyoto, Ltd. (The)                                    113,000    828,663       0.0%
#   Benesse Holdings, Inc.                                        25,000    655,055       0.0%
    Bridgestone Corp.                                            186,613  6,965,078       0.2%
    Brother Industries, Ltd.                                      80,800  1,482,620       0.1%
#   Calbee, Inc.                                                  22,300    809,080       0.0%
    Calsonic Kansei Corp.                                         77,000    965,010       0.0%
    Canon Marketing Japan, Inc.                                   19,700    340,234       0.0%
    Canon, Inc.                                                  164,300  4,720,013       0.1%
#   Canon, Inc. Sponsored ADR                                     64,347  1,848,046       0.1%
#   Casio Computer Co., Ltd.                                      84,100  1,171,392       0.0%
    Central Japan Railway Co.                                     32,045  5,449,128       0.2%
    Chiba Bank, Ltd. (The)                                       249,000  1,540,012       0.1%
    Chiyoda Corp.                                                 42,000    366,337       0.0%
    Chubu Electric Power Co., Inc.                               148,400  2,184,649       0.1%
    Chugai Pharmaceutical Co., Ltd.                               39,500  1,346,077       0.1%
    Chugoku Bank, Ltd. (The)                                      63,500    852,013       0.0%
#   Chugoku Electric Power Co., Inc. (The)                        57,700    675,171       0.0%
    Citizen Watch Co., Ltd.                                       87,600    492,294       0.0%
    Coca-Cola East Japan Co., Ltd.                                16,400    361,482       0.0%
#   Coca-Cola West Co., Ltd.                                      26,600    786,155       0.0%
#   COLOPL, Inc.                                                  11,500    165,365       0.0%
    COMSYS Holdings Corp.                                         30,700    540,458       0.0%
    Concordia Financial Group, Ltd.                              366,000  1,697,033       0.1%
    Cosmos Pharmaceutical Corp.                                    2,000    435,225       0.0%
    Credit Saison Co., Ltd.                                       49,800    860,898       0.0%
    CyberAgent, Inc.                                              26,200    761,177       0.0%
    Dai Nippon Printing Co., Ltd.                                189,000  1,895,724       0.1%
    Dai-ichi Life Holdings, Inc.                                 243,500  3,569,946       0.1%
    Daicel Corp.                                                 127,000  1,669,947       0.1%
    Daifuku Co., Ltd.                                             26,400    477,016       0.0%
    Daiichi Sankyo Co., Ltd.                                     115,746  2,781,287       0.1%
    Daiichikosho Co., Ltd.                                        19,000    825,968       0.0%
    Daikin Industries, Ltd.                                       62,000  5,941,441       0.2%
    Daito Trust Construction Co., Ltd.                            18,500  3,100,206       0.1%
    Daiwa House Industry Co., Ltd.                               149,000  4,089,537       0.1%
    Daiwa Securities Group, Inc.                                 693,000  4,137,341       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Dena Co., Ltd.                                                  21,400 $  688,478       0.0%
    Denka Co., Ltd.                                                191,000    866,488       0.0%
    Denso Corp.                                                    104,500  4,547,315       0.1%
    Dentsu, Inc.                                                    44,200  2,203,335       0.1%
    DIC Corp.                                                       48,200  1,460,066       0.1%
    Disco Corp.                                                      5,700    688,919       0.0%
    Don Quijote Holdings Co., Ltd.                                  32,500  1,235,312       0.0%
    Dowa Holdings Co., Ltd.                                        114,200    848,141       0.0%
    East Japan Railway Co.                                          73,500  6,470,091       0.2%
#   Ebara Corp.                                                     30,400    902,483       0.0%
#   Eisai Co., Ltd.                                                 49,800  3,173,639       0.1%
    Electric Power Development Co., Ltd.                            28,100    654,363       0.0%
    Ezaki Glico Co., Ltd.                                           12,600    716,258       0.0%
#   FamilyMart UNY Holdings Co., Ltd.                               24,486  1,535,762       0.1%
    FANUC Corp.                                                     40,900  7,488,276       0.2%
#   Fast Retailing Co., Ltd.                                        12,900  4,345,963       0.1%
    FP Corp.                                                         5,600    301,638       0.0%
    Fuji Electric Co., Ltd.                                        282,000  1,408,190       0.1%
    Fuji Heavy Industries, Ltd.                                    158,886  6,208,706       0.2%
    Fuji Media Holdings, Inc.                                       15,800    218,103       0.0%
    FUJIFILM Holdings Corp.                                         87,800  3,319,797       0.1%
    Fujitsu General, Ltd.                                           15,000    344,201       0.0%
    Fujitsu, Ltd.                                                  523,440  3,104,588       0.1%
    Fukuoka Financial Group, Inc.                                  258,000  1,116,488       0.0%
    Furukawa Electric Co., Ltd.                                     29,200    859,078       0.0%
    Glory, Ltd.                                                     22,100    730,599       0.0%
#   GMO Payment Gateway, Inc.                                        2,700    124,015       0.0%
#   GungHo Online Entertainment, Inc.                              176,000    445,292       0.0%
    Gunma Bank, Ltd. (The)                                         126,000    601,633       0.0%
    Hachijuni Bank, Ltd. (The)                                     132,000    719,612       0.0%
    Hakuhodo DY Holdings, Inc.                                      52,100    626,177       0.0%
    Hamamatsu Photonics K.K.                                        28,600    865,394       0.0%
    Hankyu Hanshin Holdings, Inc.                                   67,800  2,244,733       0.1%
#   Harmonic Drive Systems, Inc.                                     8,700    245,016       0.0%
    Haseko Corp.                                                   145,200  1,413,058       0.1%
    Heiwa Corp.                                                     25,900    608,424       0.0%
    Hikari Tsushin, Inc.                                             6,000    550,773       0.0%
    Hino Motors, Ltd.                                              117,500  1,280,773       0.1%
    Hirose Electric Co., Ltd.                                        5,200    686,165       0.0%
    Hiroshima Bank, Ltd. (The)                                     171,000    731,821       0.0%
#   HIS Co., Ltd.                                                    8,000    218,343       0.0%
    Hisamitsu Pharmaceutical Co., Inc.                              13,200    704,115       0.0%
#   Hitachi Capital Corp.                                           36,900    823,143       0.0%
    Hitachi Chemical Co., Ltd.                                      35,100    820,527       0.0%
    Hitachi Construction Machinery Co., Ltd.                        36,300    759,327       0.0%
    Hitachi High-Technologies Corp.                                 17,365    724,225       0.0%
    Hitachi Metals, Ltd.                                            72,600    907,453       0.0%
    Hitachi Transport System, Ltd.                                  21,015    433,213       0.0%
    Hitachi, Ltd.                                                1,282,000  6,834,204       0.2%
    Hitachi, Ltd. ADR                                               34,292  1,832,222       0.1%
#   Hokkaido Electric Power Co., Inc.                               48,900    371,890       0.0%
    Hokuriku Electric Power Co.                                     58,100    659,929       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    Honda Motor Co., Ltd.                                        305,692 $ 9,146,795       0.3%
    Honda Motor Co., Ltd. Sponsored ADR                          113,774   3,393,878       0.1%
    Horiba, Ltd.                                                   5,900     282,132       0.0%
    Hoshizaki Corp.                                               11,900   1,073,955       0.0%
    House Foods Group, Inc.                                       16,300     363,873       0.0%
    Hoya Corp.                                                   107,700   4,493,673       0.1%
    Hulic Co., Ltd.                                               63,900     608,436       0.0%
    Ibiden Co., Ltd.                                              43,700     634,392       0.0%
#   Ichigo, Inc.                                                  75,700     328,204       0.0%
    Idemitsu Kosan Co., Ltd.                                      30,900     710,079       0.0%
*   IHI Corp.                                                    713,000   1,875,700       0.1%
    Iida Group Holdings Co., Ltd.                                 49,200     951,011       0.0%
    Inpex Corp.                                                  235,600   2,197,857       0.1%
    Isetan Mitsukoshi Holdings, Ltd.                             115,080   1,163,054       0.0%
    Isuzu Motors, Ltd.                                           191,000   2,362,508       0.1%
#   Ito En, Ltd.                                                  17,100     622,607       0.0%
    ITOCHU Corp.                                                 305,800   3,861,854       0.1%
    Itochu Techno-Solutions Corp.                                 18,200     448,836       0.0%
    Iyo Bank, Ltd. (The)                                          82,900     509,487       0.0%
    Izumi Co., Ltd.                                               17,700     818,024       0.0%
    J Front Retailing Co., Ltd.                                  103,300   1,422,063       0.1%
    Japan Airlines Co., Ltd.                                      26,500     782,062       0.0%
#   Japan Airport Terminal Co., Ltd.                               7,100     272,554       0.0%
    Japan Exchange Group, Inc.                                   144,300   2,142,537       0.1%
    Japan Tobacco, Inc.                                          294,200  11,185,520       0.3%
    JFE Holdings, Inc.                                           179,200   2,568,396       0.1%
#   JGC Corp.                                                     60,400   1,067,736       0.0%
    JSR Corp.                                                     64,400     978,652       0.0%
    JTEKT Corp.                                                  113,260   1,676,081       0.1%
    JX Holdings, Inc.                                            753,870   2,978,662       0.1%
#   K's Holdings Corp.                                            26,878     465,149       0.0%
    Kagome Co., Ltd.                                              19,800     519,187       0.0%
    Kajima Corp.                                                 335,000   2,259,085       0.1%
    Kakaku.com, Inc.                                              38,000     638,421       0.0%
#   Kaken Pharmaceutical Co., Ltd.                                 8,500     535,265       0.0%
    Kamigumi Co., Ltd.                                            70,000     597,696       0.0%
    Kaneka Corp.                                                 111,000     918,379       0.0%
*   Kansai Electric Power Co., Inc. (The)                        147,600   1,411,096       0.1%
#   Kansai Paint Co., Ltd.                                        43,300     930,521       0.0%
    Kao Corp.                                                    132,800   6,833,424       0.2%
    Kawasaki Heavy Industries, Ltd.                              679,000   1,983,287       0.1%
#   Kawasaki Kisen Kaisha, Ltd.                                  299,000     739,695       0.0%
    KDDI Corp.                                                   492,100  14,956,471       0.4%
    Keihan Holdings Co., Ltd.                                    191,000   1,289,556       0.1%
    Keikyu Corp.                                                 104,000   1,049,244       0.0%
    Keio Corp.                                                   123,000   1,018,034       0.0%
    Keisei Electric Railway Co., Ltd.                             32,000     771,519       0.0%
    Kewpie Corp.                                                  22,400     636,176       0.0%
    Keyence Corp.                                                  9,151   6,708,511       0.2%
#   Kikkoman Corp.                                                24,000     763,522       0.0%
    Kinden Corp.                                                  49,100     591,316       0.0%
    Kintetsu Group Holdings Co., Ltd.                            379,280   1,530,972       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Kirin Holdings Co., Ltd.                                       219,500 $3,773,569       0.1%
    Kobayashi Pharmaceutical Co., Ltd.                              10,200    533,027       0.0%
#*  Kobe Steel, Ltd.                                               137,292  1,132,979       0.0%
    Koito Manufacturing Co., Ltd.                                   29,200  1,533,055       0.1%
    Komatsu, Ltd.                                                  194,000  4,318,266       0.1%
#   Konami Holdings Corp.                                           25,200    995,208       0.0%
    Konica Minolta, Inc.                                           170,900  1,530,757       0.1%
    Kose Corp.                                                       8,390    765,430       0.0%
    Kubota Corp.                                                   163,300  2,632,127       0.1%
    Kubota Corp. Sponsored ADR                                       8,151    658,030       0.0%
    Kuraray Co., Ltd.                                              129,200  1,958,738       0.1%
    Kurita Water Industries, Ltd.                                   34,400    814,135       0.0%
    Kyocera Corp.                                                   50,800  2,468,319       0.1%
#   Kyocera Corp. Sponsored ADR                                     21,258  1,032,714       0.0%
    Kyowa Hakko Kirin Co., Ltd.                                     68,000  1,037,551       0.0%
    Kyudenko Corp.                                                  14,000    451,034       0.0%
    Kyushu Electric Power Co., Inc.                                 91,900    835,056       0.0%
    Kyushu Financial Group, Inc.                                   114,700    762,691       0.0%
    Lawson, Inc.                                                    19,100  1,451,312       0.1%
    Lion Corp.                                                      43,000    703,265       0.0%
    LIXIL Group Corp.                                               89,940  2,065,769       0.1%
    M3, Inc.                                                        52,500  1,597,631       0.1%
    Mabuchi Motor Co., Ltd.                                         10,800    627,811       0.0%
    Makita Corp.                                                    21,000  1,451,946       0.1%
    Makita Corp. Sponsored ADR                                       1,630    113,236       0.0%
    Marubeni Corp.                                                 585,700  3,077,723       0.1%
    Marui Group Co., Ltd.                                           60,100    843,117       0.0%
    Maruichi Steel Tube, Ltd.                                       15,000    483,619       0.0%
    Matsui Securities Co., Ltd.                                     40,100    320,833       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                             13,700    705,801       0.0%
    Mazda Motor Corp.                                              308,499  5,116,076       0.2%
    McDonald's Holdings Co. Japan, Ltd.                             12,400    356,782       0.0%
    Mebuki Financial Group, Inc.                                   236,340    841,076       0.0%
    Medipal Holdings Corp.                                          39,900    681,739       0.0%
#   Megmilk Snow Brand Co., Ltd.                                    12,500    434,848       0.0%
    MEIJI Holdings Co., Ltd.                                        30,612  3,053,246       0.1%
    Minebea Co., Ltd.                                              146,100  1,490,875       0.1%
    Miraca Holdings, Inc.                                           21,500  1,037,938       0.0%
    MISUMI Group, Inc.                                              66,900  1,220,116       0.0%
    Mitsubishi Chemical Holdings Corp.                             863,090  5,666,983       0.2%
    Mitsubishi Corp.                                               339,600  7,391,380       0.2%
    Mitsubishi Electric Corp.                                      490,000  6,629,295       0.2%
    Mitsubishi Estate Co., Ltd.                                    250,000  4,968,705       0.2%
    Mitsubishi Gas Chemical Co., Inc.                               77,000  1,185,085       0.0%
    Mitsubishi Heavy Industries, Ltd.                              986,000  4,217,976       0.1%
    Mitsubishi Logistics Corp.                                      33,000    446,703       0.0%
    Mitsubishi Materials Corp.                                      56,900  1,630,239       0.1%
    Mitsubishi Motors Corp.                                        476,399  2,644,672       0.1%
    Mitsubishi Tanabe Pharma Corp.                                  42,000    817,508       0.0%
    Mitsubishi UFJ Financial Group, Inc.                         1,428,272  7,369,610       0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR           1,429,197  7,360,365       0.2%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                       326,900  1,582,583       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsui & Co., Ltd.                                             329,100 $4,559,686       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                 2,559    704,736       0.0%
    Mitsui Chemicals, Inc.                                         417,000  2,053,581       0.1%
    Mitsui Fudosan Co., Ltd.                                       171,000  3,894,336       0.1%
    Mitsui OSK Lines, Ltd.                                         362,000    905,246       0.0%
    Miura Co., Ltd.                                                 16,500    284,719       0.0%
    Mizuho Financial Group, Inc.                                 4,811,605  8,101,550       0.2%
    Mizuho Financial Group, Inc. ADR                               307,194  1,029,100       0.0%
#   MonotaRO Co., Ltd.                                              14,800    359,968       0.0%
    Morinaga & Co., Ltd.                                            10,399    483,712       0.0%
    MS&AD Insurance Group Holdings, Inc.                           112,595  3,342,586       0.1%
    Murata Manufacturing Co., Ltd.                                  50,800  7,093,784       0.2%
    Nabtesco Corp.                                                  28,600    854,184       0.0%
    Nagoya Railroad Co., Ltd.                                      192,000  1,013,147       0.0%
    Nankai Electric Railway Co., Ltd.                              165,000    749,219       0.0%
    NEC Corp.                                                    1,534,546  4,103,407       0.1%
#   Nexon Co., Ltd.                                                 32,000    544,736       0.0%
    NGK Insulators, Ltd.                                            79,500  1,459,199       0.1%
    NGK Spark Plug Co., Ltd.                                        77,200  1,532,059       0.1%
    NH Foods, Ltd.                                                  56,000  1,341,963       0.1%
    NHK Spring Co., Ltd.                                           111,200  1,052,548       0.0%
    Nichirei Corp.                                                  46,000  1,005,866       0.0%
    Nidec Corp.                                                     44,400  4,296,147       0.1%
    Nidec Corp. Sponsored ADR                                       52,108  1,259,971       0.0%
#   Nifco, Inc.                                                     19,100  1,100,003       0.0%
    Nihon Kohden Corp.                                              21,100    514,295       0.0%
    Nihon M&A Center, Inc.                                          15,800    512,770       0.0%
#   Nikon Corp.                                                     98,800  1,493,156       0.1%
    Nintendo Co., Ltd.                                              19,700  4,748,886       0.1%
    Nippo Corp.                                                     25,000    482,256       0.0%
    Nippon Electric Glass Co., Ltd.                                143,500    780,636       0.0%
    Nippon Express Co., Ltd.                                       305,000  1,506,530       0.1%
    Nippon Kayaku Co., Ltd.                                         16,000    184,368       0.0%
    Nippon Paint Holdings Co., Ltd.                                 29,400    999,658       0.0%
#   Nippon Paper Industries Co., Ltd.                               37,700    705,620       0.0%
    Nippon Shinyaku Co., Ltd.                                        7,000    355,339       0.0%
    Nippon Shokubai Co., Ltd.                                       10,300    710,803       0.0%
    Nippon Steel & Sumitomo Metal Corp.                            192,442  3,812,826       0.1%
    Nippon Telegraph & Telephone Corp.                             140,600  6,233,759       0.2%
    Nippon Telegraph & Telephone Corp. ADR                          12,525    555,985       0.0%
    Nippon Television Holdings, Inc.                                12,900    228,622       0.0%
    Nippon Yusen K.K.                                              614,000  1,256,557       0.0%
#   Nipro Corp.                                                     68,400    844,667       0.0%
    Nishi-Nippon Railroad Co., Ltd.                                 81,000    383,991       0.0%
    Nissan Chemical Industries, Ltd.                                27,700    939,159       0.0%
    Nissan Motor Co., Ltd.                                         708,600  7,208,221       0.2%
    Nisshin Seifun Group, Inc.                                      50,270    740,489       0.0%
    Nisshinbo Holdings, Inc.                                        38,000    378,338       0.0%
#   Nissin Foods Holdings Co., Ltd.                                  9,600    555,638       0.0%
    Nitori Holdings Co., Ltd.                                       18,800  2,245,694       0.1%
    Nitto Denko Corp.                                               42,300  2,946,970       0.1%
    NOK Corp.                                                       32,480    731,960       0.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nomura Holdings, Inc.                                        449,400 $2,251,015       0.1%
#   Nomura Holdings, Inc. Sponsored ADR                          348,297  1,734,519       0.1%
    Nomura Real Estate Holdings, Inc.                             53,800    908,502       0.0%
    Nomura Research Institute, Ltd.                               27,980    970,470       0.0%
    NS Solutions Corp.                                             6,400    122,038       0.0%
    NSK, Ltd.                                                    210,500  2,340,026       0.1%
    NTN Corp.                                                     72,000    272,539       0.0%
    NTT Data Corp.                                                33,500  1,728,774       0.1%
    NTT DOCOMO, Inc.                                             306,828  7,705,673       0.2%
    NTT DOCOMO, Inc. Sponsored ADR                                50,866  1,278,771       0.0%
    NTT Urban Development Corp.                                   27,400    251,893       0.0%
    Obayashi Corp.                                               267,900  2,580,736       0.1%
    Obic Co., Ltd.                                                10,500    545,459       0.0%
    Odakyu Electric Railway Co., Ltd.                             58,000  1,183,417       0.0%
    Oji Holdings Corp.                                           488,000  2,063,358       0.1%
    Olympus Corp.                                                 76,000  2,709,057       0.1%
    Omron Corp.                                                   46,400  1,780,869       0.1%
    Ono Pharmaceutical Co., Ltd.                                  72,600  1,840,676       0.1%
    Oracle Corp. Japan                                            10,400    565,997       0.0%
#*  Orient Corp.                                                 208,000    387,507       0.0%
    Oriental Land Co., Ltd.                                       53,100  3,101,729       0.1%
    ORIX Corp.                                                   349,100  5,531,975       0.2%
    Osaka Gas Co., Ltd.                                          388,000  1,613,770       0.1%
    OSG Corp.                                                     17,300    368,466       0.0%
    Otsuka Corp.                                                  16,300    775,523       0.0%
    Otsuka Holdings Co., Ltd.                                     74,000  3,238,675       0.1%
    Panasonic Corp.                                              526,407  5,430,340       0.2%
    Panasonic Corp. Sponsored ADR                                106,991  1,073,120       0.0%
#   Park24 Co., Ltd.                                              26,400    815,726       0.0%
#*  PeptiDream, Inc.                                               8,100    417,087       0.0%
    Pigeon Corp.                                                  27,100    762,420       0.0%
#   Pilot Corp.                                                    4,000    178,840       0.0%
#   Pola Orbis Holdings, Inc.                                      5,200    432,688       0.0%
    Rakuten, Inc.                                                190,900  2,200,819       0.1%
    Recruit Holdings Co., Ltd.                                    74,200  2,980,578       0.1%
    Relo Group, Inc.                                               3,200    529,884       0.0%
    Resona Holdings, Inc.                                        969,900  4,299,061       0.1%
#   Resorttrust, Inc.                                             28,900    577,660       0.0%
    Ricoh Co., Ltd.                                              292,100  2,380,681       0.1%
    Rinnai Corp.                                                   6,700    643,644       0.0%
    Rohm Co., Ltd.                                                29,762  1,564,427       0.1%
    Rohto Pharmaceutical Co., Ltd.                                23,200    407,058       0.0%
#   Ryohin Keikaku Co., Ltd.                                       6,500  1,388,417       0.1%
    Sankyo Co., Ltd.                                              16,200    570,710       0.0%
    Santen Pharmaceutical Co., Ltd.                              125,600  1,831,545       0.1%
    Sanwa Holdings Corp.                                          73,400    731,015       0.0%
    Sapporo Holdings, Ltd.                                        33,900    957,698       0.0%
    Sawai Pharmaceutical Co., Ltd.                                11,100    717,306       0.0%
    SBI Holdings, Inc.                                           104,750  1,244,353       0.0%
    SCREEN Holdings Co., Ltd.                                      9,400    643,049       0.0%
    SCSK Corp.                                                    12,200    455,095       0.0%
#   Secom Co., Ltd.                                               43,300  3,123,625       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    Sega Sammy Holdings, Inc.                                     53,848 $   795,112       0.0%
    Seibu Holdings, Inc.                                          74,400   1,287,273       0.1%
    Seiko Epson Corp.                                            119,600   2,424,033       0.1%
    Seino Holdings Co., Ltd.                                      50,800     562,899       0.0%
    Sekisui Chemical Co., Ltd.                                   175,400   2,762,319       0.1%
    Sekisui House, Ltd.                                          126,060   2,082,981       0.1%
    Seria Co., Ltd.                                                5,200     410,225       0.0%
    Seven & I Holdings Co., Ltd.                                 182,476   7,616,422       0.2%
#   Seven Bank, Ltd.                                             209,000     642,505       0.0%
*   Sharp Corp.                                                  437,000     758,232       0.0%
#*  Shikoku Electric Power Co., Inc.                              47,900     450,431       0.0%
    Shimadzu Corp.                                                50,000     727,533       0.0%
    Shimamura Co., Ltd.                                            6,200     793,690       0.0%
    Shimano, Inc.                                                 19,300   3,299,907       0.1%
    Shimizu Corp.                                                221,000   1,964,171       0.1%
    Shin-Etsu Chemical Co., Ltd.                                  78,300   5,936,810       0.2%
    Shinsei Bank, Ltd.                                           611,000     987,842       0.0%
    Shionogi & Co., Ltd.                                          57,800   2,846,533       0.1%
#   Shiseido Co., Ltd.                                           101,900   2,628,413       0.1%
    Shizuoka Bank, Ltd. (The)                                    180,000   1,519,116       0.1%
    Showa Shell Sekiyu K.K.                                       64,300     599,102       0.0%
    Skylark Co., Ltd.                                             44,200     621,521       0.0%
    SMC Corp.                                                     10,700   3,101,663       0.1%
    SoftBank Group Corp.                                         258,360  16,271,791       0.5%
    Sohgo Security Services Co., Ltd.                             16,000     728,693       0.0%
    Sojitz Corp.                                                 427,800   1,122,664       0.0%
    Sompo Holdings, Inc.                                          85,850   2,777,831       0.1%
    Sony Corp.                                                   279,800   8,818,805       0.3%
#   Sony Corp. Sponsored ADR                                      25,884     810,946       0.0%
    Sony Financial Holdings, Inc.                                 48,800     685,369       0.0%
    Sotetsu Holdings, Inc.                                       112,722     550,064       0.0%
    Square Enix Holdings Co., Ltd.                                23,800     787,288       0.0%
    Stanley Electric Co., Ltd.                                    37,000   1,018,779       0.0%
    Start Today Co., Ltd.                                         49,100     860,426       0.0%
    Sugi Holdings Co., Ltd.                                       11,400     610,649       0.0%
#   Sumco Corp.                                                   82,000     857,929       0.0%
    Sumitomo Chemical Co., Ltd.                                  927,000   4,384,131       0.1%
    Sumitomo Corp.                                               258,700   2,974,172       0.1%
#   Sumitomo Dainippon Pharma Co., Ltd.                           32,600     564,620       0.0%
    Sumitomo Electric Industries, Ltd.                           200,800   2,966,513       0.1%
    Sumitomo Forestry Co., Ltd.                                   45,500     633,826       0.0%
    Sumitomo Heavy Industries, Ltd.                              235,000   1,237,160       0.0%
    Sumitomo Metal Mining Co., Ltd.                              177,000   2,300,088       0.1%
    Sumitomo Mitsui Financial Group, Inc.                        300,940  10,434,090       0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                          73,840   2,491,576       0.1%
    Sumitomo Realty & Development Co., Ltd.                       75,000   1,971,436       0.1%
    Sumitomo Rubber Industries, Ltd.                              93,000   1,560,193       0.1%
    Sundrug Co., Ltd.                                              9,600     755,154       0.0%
    Suntory Beverage & Food, Ltd.                                 37,300   1,630,919       0.1%
    Suruga Bank, Ltd.                                             37,100     905,718       0.0%
    Suzuken Co., Ltd.                                             27,008     867,458       0.0%
    Suzuki Motor Corp.                                            90,100   3,212,633       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    Sysmex Corp.                                                  41,100 $ 2,848,315       0.1%
    T&D Holdings, Inc.                                           202,700   2,451,221       0.1%
    Taiheiyo Cement Corp.                                        637,000   1,824,306       0.1%
    Taisei Corp.                                                 318,000   2,383,425       0.1%
    Taisho Pharmaceutical Holdings Co., Ltd.                       7,700     751,129       0.0%
#   Taiyo Nippon Sanso Corp.                                      67,200     706,360       0.0%
    Takara Holdings, Inc.                                         14,100     133,538       0.0%
    Takashimaya Co., Ltd.                                         93,000     758,507       0.0%
    Takeda Pharmaceutical Co., Ltd.                              161,100   7,205,187       0.2%
    TDK Corp.                                                     51,200   3,535,128       0.1%
    TDK Corp. Sponsored ADR                                        1,900     134,425       0.0%
    Teijin, Ltd.                                                  97,600   1,885,770       0.1%
    Temp Holdings Co., Ltd.                                       39,400     668,212       0.0%
    Terumo Corp.                                                  82,600   3,194,288       0.1%
    THK Co., Ltd.                                                 32,900     694,643       0.0%
    TIS, Inc.                                                     25,300     572,500       0.0%
    Tobu Railway Co., Ltd.                                       193,000     947,541       0.0%
    Toho Co., Ltd.                                                22,200     666,053       0.0%
    Toho Gas Co., Ltd.                                            94,000     871,695       0.0%
#   Tohoku Electric Power Co., Inc.                               94,700   1,160,251       0.0%
    Tokio Marine Holdings, Inc.                                  149,700   5,904,670       0.2%
    Tokio Marine Holdings, Inc. ADR                                4,182     165,314       0.0%
    Tokyo Broadcasting System Holdings, Inc.                       8,300     130,423       0.0%
    Tokyo Century Corp.                                           22,000     775,210       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                      304,500   1,179,810       0.0%
    Tokyo Electron, Ltd.                                          33,000   2,976,763       0.1%
    Tokyo Gas Co., Ltd.                                          470,000   2,132,610       0.1%
    Tokyo Tatemono Co., Ltd.                                      67,219     853,874       0.0%
    Tokyu Corp.                                                  223,235   1,671,236       0.1%
    Tokyu Fudosan Holdings Corp.                                 214,200   1,207,309       0.0%
    TonenGeneral Sekiyu K.K.                                      96,000     945,266       0.0%
    Toppan Printing Co., Ltd.                                    182,000   1,711,530       0.1%
    Toray Industries, Inc.                                       343,893   3,200,587       0.1%
*   Toshiba Corp.                                                717,000   2,596,130       0.1%
    Tosoh Corp.                                                  313,000   2,044,047       0.1%
    TOTO, Ltd.                                                    41,200   1,645,967       0.1%
    Toyo Seikan Group Holdings, Ltd.                              54,900   1,012,638       0.0%
    Toyo Suisan Kaisha, Ltd.                                      20,300     822,430       0.0%
    Toyo Tire & Rubber Co., Ltd.                                  11,600     179,920       0.0%
    Toyoda Gosei Co., Ltd.                                        38,400     879,923       0.0%
    Toyota Boshoku Corp.                                          25,800     650,445       0.0%
    Toyota Industries Corp.                                       33,700   1,546,268       0.1%
    Toyota Motor Corp.                                           516,669  29,970,271       0.9%
    Toyota Motor Corp. Sponsored ADR                              96,721  11,186,751       0.3%
    Toyota Tsusho Corp.                                          124,781   2,945,890       0.1%
#   Trend Micro, Inc.                                             28,100     989,521       0.0%
    Trend Micro, Inc. Sponsored ADR                                  777      27,374       0.0%
    Tsumura & Co.                                                 11,500     326,818       0.0%
    Tsuruha Holdings, Inc.                                         8,800   1,015,370       0.0%
    TV Asahi Holdings Corp.                                        1,300      24,388       0.0%
    Ube Industries, Ltd.                                         509,000   1,050,366       0.0%
#   Unicharm Corp.                                               107,500   2,556,265       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
JAPAN -- (Continued)
#*  Universal Entertainment Corp.                                    8,200 $    245,431       0.0%
#   USS Co., Ltd.                                                   53,300      901,430       0.0%
    Welcia Holdings Co., Ltd.                                        6,000      409,074       0.0%
    West Japan Railway Co.                                          35,600    2,192,135       0.1%
#   Yahoo Japan Corp.                                              386,800    1,483,761       0.1%
#   Yakult Honsha Co., Ltd.                                         18,200      848,544       0.0%
    Yamada Denki Co., Ltd.                                         225,900    1,167,674       0.0%
    Yamaguchi Financial Group, Inc.                                 62,000      683,508       0.0%
    Yamaha Corp.                                                    32,900    1,175,498       0.0%
    Yamaha Motor Co., Ltd.                                         135,000    2,999,026       0.1%
    Yamato Holdings Co., Ltd.                                       73,000    1,663,165       0.1%
    Yamato Kogyo Co., Ltd.                                           3,200       90,095       0.0%
    Yamazaki Baking Co., Ltd.                                       41,000      919,301       0.0%
#   Yaskawa Electric Corp.                                          86,400    1,378,417       0.1%
    Yokogawa Electric Corp.                                        103,800    1,458,075       0.1%
    Yokohama Rubber Co., Ltd. (The)                                 65,800    1,142,458       0.0%
    Zenkoku Hosho Co., Ltd.                                         10,000      429,948       0.0%
    Zensho Holdings Co., Ltd.                                       26,600      496,778       0.0%
    Zeon Corp.                                                      34,000      310,593       0.0%
                                                                           ------------      ----
TOTAL JAPAN                                                                 839,368,807      23.8%
                                                                           ------------      ----
NETHERLANDS -- (2.6%)
    Aegon NV(5927375)                                              561,082    2,427,208       0.1%
    Aegon NV(007924103)                                             25,991      112,802       0.0%
    Akzo Nobel NV                                                   84,975    5,490,323       0.2%
#*  Altice NV Class A                                               92,505    1,706,165       0.1%
*   Altice NV Class B                                               22,389      416,805       0.0%
#*  ArcelorMittal(B295F26)                                         189,215    1,273,417       0.0%
*   ArcelorMittal(B03XPL1)                                         423,796    2,863,572       0.1%
    ASML Holding NV(B929F46)                                        39,688    4,198,722       0.1%
#   ASML Holding NV(B908F01)                                        29,592    3,125,507       0.1%
    Boskalis Westminster                                            36,325    1,171,538       0.0%
    Coca-Cola European Partners P.L.C.                               1,209       46,529       0.0%
    Gemalto NV(B011JK4)                                              2,377      129,293       0.0%
#   Gemalto NV(B9MS8P5)                                             23,550    1,279,510       0.0%
    GrandVision NV                                                  17,391      398,273       0.0%
    Heineken NV                                                     56,518    4,655,285       0.1%
    ING Groep NV                                                   574,034    7,535,350       0.2%
#   ING Groep NV Sponsored ADR                                     280,356    3,675,467       0.1%
    Koninklijke Ahold Delhaize NV                                  294,557    6,719,552       0.2%
    Koninklijke Ahold Delhaize NV Sponsored ADR                     59,142    1,347,250       0.0%
    Koninklijke DSM NV                                              48,718    3,131,325       0.1%
    Koninklijke KPN NV                                           1,328,598    4,332,226       0.1%
    Koninklijke Philips NV(500472303)                               78,080    2,344,742       0.1%
    Koninklijke Philips NV(5986622)                                135,249    4,075,345       0.1%
    Koninklijke Vopak NV                                            31,741    1,602,048       0.1%
    NN Group NV                                                    107,500    3,238,184       0.1%
    Randstad Holding NV                                             44,668    2,297,401       0.1%
    RELX NV                                                        214,287    3,613,422       0.1%
    RELX NV Sponsored ADR                                           69,010    1,160,059       0.0%
#   Unilever NV(904784709)                                         172,550    7,216,041       0.2%
#   Unilever NV(B12T3J1)                                           256,547   10,730,329       0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Wolters Kluwer NV                                            103,463 $ 4,000,941       0.1%
                                                                         -----------       ---
TOTAL NETHERLANDS                                                         96,314,631       2.7%
                                                                         -----------       ---
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                         194,895     917,870       0.0%
    Contact Energy, Ltd.                                         153,695     522,607       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                       160,523   1,016,342       0.0%
    Fletcher Building, Ltd.                                      263,700   1,953,507       0.1%
    Fonterra Co-operative Group, Ltd.                             12,170      51,334       0.0%
    Mercury NZ, Ltd.                                             133,447     291,319       0.0%
    Meridian Energy, Ltd.                                        287,741     528,853       0.0%
#   Ryman Healthcare, Ltd.                                       115,533     733,272       0.0%
    Spark New Zealand, Ltd.                                      642,498   1,680,379       0.1%
    Vector, Ltd.                                                   3,699       8,417       0.0%
                                                                         -----------       ---
TOTAL NEW ZEALAND                                                          7,703,900       0.2%
                                                                         -----------       ---
NORWAY -- (0.7%)
    Aker ASA Class A                                               8,847     326,479       0.0%
*   Aker BP ASA                                                   25,551     408,858       0.0%
    Bakkafrost P/F                                                 1,572      65,910       0.0%
    DNB ASA                                                      226,501   3,274,451       0.1%
    Entra ASA                                                      7,362      78,912       0.0%
    Gjensidige Forsikring ASA                                     37,207     666,640       0.0%
#   Golar LNG, Ltd.                                                6,906     151,172       0.0%
#   Kongsberg Gruppen ASA                                         16,641     237,576       0.0%
    Leroy Seafood Group ASA                                        8,913     471,226       0.0%
    Marine Harvest ASA                                           123,630   2,243,426       0.1%
    Norsk Hydro ASA                                              482,266   2,156,085       0.1%
    Orkla ASA                                                    141,648   1,337,500       0.1%
    Salmar ASA                                                    12,844     416,809       0.0%
#   Schibsted ASA Class A                                         14,365     344,293       0.0%
    Schibsted ASA Class B                                         16,585     373,662       0.0%
#   Statoil ASA                                                  265,695   4,337,738       0.1%
    Statoil ASA Sponsored ADR                                     38,009     617,266       0.0%
*   Storebrand ASA                                               140,500     722,610       0.0%
*   Subsea 7 SA                                                   89,132     997,777       0.0%
#   Telenor ASA                                                  186,413   2,964,869       0.1%
    TGS Nopec Geophysical Co. ASA                                 36,213     732,491       0.0%
    Veidekke ASA                                                  10,775     161,036       0.0%
    Yara International ASA                                        41,986   1,483,124       0.1%
                                                                         -----------       ---
TOTAL NORWAY                                                              24,569,910       0.7%
                                                                         -----------       ---
PORTUGAL -- (0.2%)
*   Banco Espirito Santo SA                                      513,592          --       0.0%
    EDP--Energias de Portugal SA                                 565,257   1,868,321       0.1%
    EDP Renovaveis SA                                             73,473     555,041       0.0%
    Galp Energia SGPS SA                                         149,166   2,022,433       0.1%
    Jeronimo Martins SGPS SA                                      68,119   1,170,497       0.0%
                                                                         -----------       ---
TOTAL PORTUGAL                                                             5,616,292       0.2%
                                                                         -----------       ---

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                               570,850 $ 1,266,097       0.1%
    City Developments, Ltd.                                        151,300     921,225       0.0%
    ComfortDelGro Corp., Ltd.                                      637,700   1,162,665       0.1%
    Dairy Farm International Holdings, Ltd.                         84,800     599,607       0.0%
    DBS Group Holdings, Ltd.                                       439,522   4,737,478       0.2%
    Genting Singapore P.L.C.                                     1,089,000     582,742       0.0%
    Global Logistic Properties, Ltd.                               538,300     684,961       0.0%
    Golden Agri-Resources, Ltd.                                  2,265,600     625,599       0.0%
    Great Eastern Holdings, Ltd.                                    13,000     190,999       0.0%
    Hongkong Land Holdings, Ltd.                                   256,000   1,714,250       0.1%
    Hutchison Port Holdings Trust                                1,640,600     728,771       0.0%
    Jardine Cycle & Carriage, Ltd.                                  27,610     836,090       0.0%
    Keppel Corp., Ltd.                                             549,400   2,077,635       0.1%
    Olam International, Ltd.                                       101,200     156,361       0.0%
    Oversea-Chinese Banking Corp., Ltd.                            641,956   3,910,883       0.1%
    SATS, Ltd.                                                     217,736     757,475       0.0%
    SembCorp Industries, Ltd.                                      275,720     499,278       0.0%
    Singapore Airlines, Ltd.                                       230,800   1,679,519       0.1%
    Singapore Exchange, Ltd.                                       215,800   1,099,499       0.0%
    Singapore Press Holdings, Ltd.                                 314,100     839,397       0.0%
    Singapore Technologies Engineering, Ltd.                       436,500     981,325       0.0%
    Singapore Telecommunications, Ltd.(B02PY22)                  1,955,450   5,449,695       0.2%
    Singapore Telecommunications, Ltd.(B02PY00)                    102,300     286,580       0.0%
    StarHub, Ltd.                                                  134,400     326,245       0.0%
    United Industrial Corp., Ltd.                                   97,795     191,292       0.0%
    United Overseas Bank, Ltd.                                     327,778   4,421,928       0.1%
    UOL Group, Ltd.                                                144,287     586,841       0.0%
    Wilmar International, Ltd.                                     329,700     782,746       0.0%
                                                                           -----------       ---
TOTAL SINGAPORE                                                             38,097,183       1.1%
                                                                           -----------       ---
SPAIN -- (2.6%)
#   Abertis Infraestructuras SA                                    203,193   3,011,855       0.1%
    ACS Actividades de Construccion y Servicios SA                  74,537   2,279,976       0.1%
    Aena SA                                                         17,578   2,575,803       0.1%
    Amadeus IT Group SA                                            125,079   5,886,696       0.2%
    Banco Bilbao Vizcaya Argentaria SA                             734,580   5,288,012       0.2%
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               575,094   4,146,428       0.1%
    Banco de Sabadell SA                                         1,579,730   2,109,299       0.1%
    Banco Popular Espanol SA                                       539,517     590,303       0.0%
    Banco Santander SA                                           2,510,082  12,299,466       0.3%
    Banco Santander SA Sponsored ADR                               673,861   3,261,489       0.1%
    Bankia SA                                                    1,244,719   1,093,554       0.0%
    Bankinter SA                                                   165,346   1,263,800       0.0%
    CaixaBank SA                                                   973,093   2,936,199       0.1%
    Enagas SA                                                       87,251   2,501,045       0.1%
    Endesa SA                                                       91,099   1,933,633       0.1%
    Ferrovial SA                                                   122,639   2,382,612       0.1%
    Gamesa Corp. Tecnologica SA                                     53,398   1,232,876       0.0%
    Gas Natural SDG SA                                             123,968   2,440,224       0.1%
    Grifols SA                                                      84,616   1,669,667       0.0%
    Iberdrola SA                                                 1,165,551   7,932,097       0.2%
    Industria de Diseno Textil SA                                  268,376   9,364,287       0.3%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SPAIN -- (Continued)
    Mapfre SA                                                    330,678 $   980,932       0.0%
    Red Electrica Corp. SA                                       120,711   2,514,708       0.1%
    Repsol SA                                                    295,849   4,130,795       0.1%
    Repsol SA Sponsored ADR                                       94,492   1,323,837       0.0%
    Telefonica SA                                                834,572   8,479,752       0.2%
    Telefonica SA Sponsored ADR                                  372,832   3,780,516       0.1%
    Zardoya Otis SA                                                   62         520       0.0%
                                                                         -----------       ---
TOTAL SPAIN                                                               97,410,381       2.8%
                                                                         -----------       ---
SWEDEN -- (2.4%)
    AAK AB                                                         7,099     468,784       0.0%
#   Alfa Laval AB                                                 84,445   1,211,505       0.0%
    Assa Abloy AB Class B                                        242,550   4,407,968       0.1%
#   Atlas Copco AB Class A                                       177,511   5,200,197       0.2%
    Atlas Copco AB Class B                                       102,769   2,684,387       0.1%
    Axfood AB                                                     17,676     276,239       0.0%
    BillerudKorsnas AB                                            79,593   1,307,032       0.1%
    Boliden AB                                                    93,535   2,167,808       0.1%
    Castellum AB                                                  58,320     790,235       0.0%
    Electrolux AB Series B                                        70,072   1,658,487       0.1%
    Elekta AB Class B                                             60,044     520,601       0.0%
    Fabege AB                                                     32,030     540,968       0.0%
*   Fastighets AB Balder Class B                                  24,067     546,646       0.0%
#*  Fingerprint Cards AB Class B                                  84,026     813,762       0.0%
    Getinge AB Class B                                            67,502   1,105,378       0.0%
    Hennes & Mauritz AB Class B                                  247,036   6,947,308       0.2%
    Hexagon AB Class B                                            52,155   1,825,011       0.1%
    Hexpol AB                                                     84,172     691,745       0.0%
    Holmen AB Class B                                             19,429     664,777       0.0%
    Hufvudstaden AB Class A                                       38,715     599,210       0.0%
    Husqvarna AB Class A                                          12,600      94,566       0.0%
#   Husqvarna AB Class B                                         156,533   1,176,843       0.0%
#   ICA Gruppen AB                                                24,499     760,563       0.0%
*   Lundin Petroleum AB                                           32,718     588,115       0.0%
    Millicom International Cellular SA                            28,577   1,255,581       0.0%
    NCC AB Class B                                                12,509     317,879       0.0%
    Nibe Industrier AB Class B                                   126,980     944,509       0.0%
    Nordea Bank AB                                               660,697   6,943,347       0.2%
    Saab AB Class B                                               22,981     813,932       0.0%
    Sandvik AB                                                   323,002   3,669,758       0.1%
    Securitas AB Class B                                         119,211   1,839,888       0.1%
    Skandinaviska Enskilda Banken AB Class A                     356,515   3,595,949       0.1%
    Skanska AB Class B                                            95,023   2,063,573       0.1%
#   SKF AB Class A                                                 6,795     115,327       0.0%
    SKF AB Class B                                               135,007   2,286,742       0.1%
#*  SSAB AB Class A                                               22,286      70,684       0.0%
*   SSAB AB Class B                                               45,447     120,622       0.0%
    Svenska Cellulosa AB SCA Class A                               8,605     243,804       0.0%
    Svenska Cellulosa AB SCA Class B                             128,059   3,626,990       0.1%
    Svenska Handelsbanken AB Class A                             346,488   4,723,714       0.1%
    Svenska Handelsbanken AB Class B                               2,346      31,510       0.0%
    Swedbank AB Class A                                          197,674   4,625,417       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWEDEN -- (Continued)
    Swedish Match AB                                              44,635 $ 1,553,303       0.1%
*   Swedish Orphan Biovitrum AB                                   28,314     289,881       0.0%
    Tele2 AB Class B                                             142,100   1,173,395       0.0%
#   Telefonaktiebolaget LM Ericsson Class A                       14,581      78,770       0.0%
    Telefonaktiebolaget LM Ericsson Class B                      725,282   3,518,241       0.1%
    Telia Co AB                                                  675,692   2,699,289       0.1%
    Trelleborg AB Class B                                         76,795   1,340,449       0.1%
    Volvo AB Class A                                              60,224     644,424       0.0%
    Volvo AB Class B                                             415,590   4,457,574       0.1%
                                                                         -----------       ---
TOTAL SWEDEN                                                              90,092,687       2.5%
                                                                         -----------       ---
SWITZERLAND -- (7.2%)
    ABB, Ltd.                                                    343,103   7,078,358       0.2%
#   ABB, Ltd. Sponsored ADR                                      172,382   3,559,688       0.1%
    Actelion, Ltd.                                                27,203   3,930,720       0.1%
    Adecco Group AG                                               84,281   5,004,601       0.1%
    Baloise Holding AG                                            15,691   1,930,456       0.1%
    Banque Cantonale Vaudoise                                        924     580,492       0.0%
    Barry Callebaut AG                                               736     916,557       0.0%
    Chocoladefabriken Lindt & Spruengli AG                            18   1,116,514       0.0%
    Cie Financiere Richemont SA                                  112,516   7,233,640       0.2%
    Clariant AG                                                  149,336   2,472,923       0.1%
    Credit Suisse Group AG                                       362,731   5,061,103       0.1%
    Credit Suisse Group AG Sponsored ADR                          62,787     872,743       0.0%
*   Dufry AG                                                      15,067   1,833,015       0.1%
    EMS-Chemie Holding AG                                          2,144   1,076,170       0.0%
    Flughafen Zuerich AG                                           2,223     408,641       0.0%
    Galenica AG                                                    1,796   1,800,699       0.1%
    Geberit AG                                                    10,037   4,243,338       0.1%
    Givaudan SA                                                    2,771   5,359,302       0.2%
    Helvetia Holding AG                                            1,048     545,237       0.0%
    Julius Baer Group, Ltd.                                       75,557   3,058,666       0.1%
    Kuehne + Nagel International AG                               14,182   1,922,258       0.1%
    LafargeHolcim, Ltd.(7110753)                                  73,996   3,946,999       0.1%
    LafargeHolcim, Ltd.(BZ3DNX4)                                  34,341   1,834,123       0.1%
    Lonza Group AG                                                12,858   2,426,326       0.1%
    Nestle SA                                                    782,441  56,737,823       1.6%
    Novartis AG                                                  431,870  30,648,770       0.9%
    Novartis AG Sponsored ADR                                     86,125   6,116,597       0.2%
    Partners Group Holding AG                                      4,607   2,332,248       0.1%
    Roche Holding AG(7108918)                                      6,589   1,531,383       0.0%
    Roche Holding AG(7110388)                                    183,267  42,093,048       1.2%
    Schindler Holding AG                                           5,375     994,954       0.0%
    SGS SA                                                         1,511   3,058,404       0.1%
    Sika AG                                                          741   3,561,584       0.1%
    Sonova Holding AG                                             13,538   1,815,618       0.1%
    Straumann Holding AG                                           2,313     867,815       0.0%
#   Swatch Group AG (The)(7184725)                                11,374   3,420,809       0.1%
    Swatch Group AG (The)(7184736)                                16,227     935,454       0.0%
    Swiss Life Holding AG                                         10,607   2,806,958       0.1%
    Swiss Prime Site AG                                           20,765   1,722,231       0.0%
    Swiss Re AG                                                   69,663   6,465,542       0.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWITZERLAND -- (Continued)
    Swisscom AG                                                      7,707 $  3,523,046       0.1%
    Syngenta AG                                                     20,571    8,231,808       0.2%
    Syngenta AG ADR                                                 24,564    1,975,437       0.1%
    UBS Group AG(BRJL176)                                          512,922    7,251,516       0.2%
#*  UBS Group AG(H42097107)                                        275,677    3,878,775       0.1%
    Zurich Insurance Group AG                                       32,867    8,603,152       0.2%
                                                                           ------------       ---
TOTAL SWITZERLAND                                                           266,785,541       7.6%
                                                                           ------------       ---
UNITED KINGDOM -- (15.3%)
    3i Group P.L.C.                                                335,344    2,748,882       0.1%
    Aberdeen Asset Management P.L.C.                               396,725    1,551,842       0.0%
    Admiral Group P.L.C.                                            50,857    1,191,538       0.0%
*   Anglo American P.L.C.                                          452,603    6,281,770       0.2%
#   Antofagasta P.L.C.                                             171,955    1,143,683       0.0%
#   Ashtead Group P.L.C.                                           192,974    3,006,828       0.1%
    Associated British Foods P.L.C.                                 66,297    1,994,149       0.1%
    AstraZeneca P.L.C.                                             153,478    8,594,013       0.2%
    AstraZeneca P.L.C. Sponsored ADR                               315,849    8,944,844       0.3%
    Auto Trader Group P.L.C.                                       239,631    1,097,863       0.0%
    Aviva P.L.C.                                                 1,160,971    6,291,042       0.2%
#   Aviva P.L.C. Sponsored ADR                                      94,706    1,034,190       0.0%
    Babcock International Group P.L.C.                             164,771    1,991,725       0.1%
    BAE Systems P.L.C.                                           1,046,848    6,936,158       0.2%
    Barclays P.L.C.                                                928,091    2,150,208       0.1%
    Barclays P.L.C. Sponsored ADR                                  663,708    6,119,388       0.2%
    Barratt Developments P.L.C.                                    300,369    1,665,676       0.0%
    Berkeley Group Holdings P.L.C.                                  55,739    1,607,591       0.0%
#   BHP Billiton P.L.C.                                            171,137    2,573,398       0.1%
    BHP Billiton P.L.C. ADR                                        184,514    5,579,703       0.2%
    BP P.L.C.                                                      243,024    1,436,686       0.0%
    BP P.L.C. Sponsored ADR                                        798,270   28,378,481       0.8%
    British American Tobacco P.L.C.                                322,533   18,485,313       0.5%
#   British American Tobacco P.L.C. Sponsored ADR                   83,705    9,616,867       0.3%
    BT Group P.L.C.                                              2,107,623    9,674,070       0.3%
    BT Group P.L.C. Sponsored ADR                                   69,804    1,615,265       0.0%
    Bunzl P.L.C.                                                    99,069    2,659,738       0.1%
    Burberry Group P.L.C.                                          152,172    2,744,433       0.1%
    Capita P.L.C.                                                  152,745    1,093,334       0.0%
    Carnival P.L.C.                                                 26,312    1,269,104       0.0%
    Carnival P.L.C. ADR                                             13,445      657,057       0.0%
    Centrica P.L.C.                                              1,901,610    4,980,801       0.1%
    Coca-Cola HBC AG                                                64,397    1,389,681       0.0%
    Compass Group P.L.C.                                           427,415    7,733,773       0.2%
    Croda International P.L.C.                                      32,735    1,399,902       0.0%
    DCC P.L.C.                                                      27,736    2,256,586       0.1%
    Diageo P.L.C.                                                  179,309    4,772,585       0.1%
#   Diageo P.L.C. Sponsored ADR                                    106,769   11,480,871       0.3%
    Direct Line Insurance Group P.L.C.                             652,454    2,760,255       0.1%
    Dixons Carphone P.L.C.                                         301,383    1,158,692       0.0%
    DS Smith P.L.C.                                                347,304    1,693,522       0.1%
    easyJet P.L.C.                                                  60,837      697,651       0.0%
    Experian P.L.C.                                                265,794    5,109,766       0.1%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Fresnillo P.L.C.                                                58,455 $ 1,176,067       0.0%
    G4S P.L.C.                                                     560,059   1,504,386       0.0%
    GKN P.L.C.                                                     692,788   2,701,749       0.1%
    GlaxoSmithKline P.L.C.                                         566,003  11,181,008       0.3%
#   GlaxoSmithKline P.L.C. Sponsored ADR                           364,297  14,575,523       0.4%
*   Glencore P.L.C.                                              3,170,885   9,706,413       0.3%
    Halma P.L.C.                                                   144,688   1,852,283       0.1%
    Hargreaves Lansdown P.L.C.                                      65,425     927,508       0.0%
    Hikma Pharmaceuticals P.L.C.                                    57,203   1,226,908       0.0%
    HSBC Holdings P.L.C.                                         1,783,266  13,430,020       0.4%
#   HSBC Holdings P.L.C. Sponsored ADR                             538,345  20,257,922       0.6%
    Imperial Brands P.L.C.                                         213,827  10,343,202       0.3%
    Imperial Brands P.L.C. Sponsored ADR                            38,600   1,866,310       0.1%
    Inchcape P.L.C.                                                 77,359     615,059       0.0%
    Informa P.L.C.                                                 292,072   2,402,905       0.1%
    Inmarsat P.L.C.                                                182,730   1,567,468       0.0%
    InterContinental Hotels Group P.L.C.                            43,764   1,696,663       0.1%
    International Consolidated Airlines Group SA                   379,493   2,012,393       0.1%
    Intertek Group P.L.C.                                           51,911   2,165,835       0.1%
    Investec P.L.C.                                                206,318   1,280,449       0.0%
    ITV P.L.C.                                                     980,572   2,044,246       0.1%
    J Sainsbury P.L.C.                                             547,256   1,677,910       0.0%
    Johnson Matthey P.L.C.                                          66,116   2,755,909       0.1%
#*  Just Eat P.L.C.                                                 76,564     525,942       0.0%
#   Kingfisher P.L.C.                                              759,768   3,356,213       0.1%
    Legal & General Group P.L.C.                                 2,591,554   6,629,851       0.2%
*   Liberty Global P.L.C. Class A                                    6,400     208,628       0.0%
*   Liberty Global P.L.C. Series C                                  15,389     489,363       0.0%
*   Liberty Global P.L.C. LiLAC Class A                                798      22,070       0.0%
*   Liberty Global P.L.C. LiLAC Class C                              1,919      53,041       0.0%
    Lloyds Banking Group P.L.C.                                  9,833,786   6,867,159       0.2%
#   Lloyds Banking Group P.L.C. ADR                              1,007,412   2,840,902       0.1%
    London Stock Exchange Group P.L.C.                              55,321   1,900,187       0.1%
    Marks & Spencer Group P.L.C.                                   732,906   3,049,466       0.1%
    Mediclinic International P.L.C.                                 98,374   1,090,789       0.0%
    Meggitt P.L.C.                                                 226,293   1,203,869       0.0%
    Merlin Entertainments P.L.C.                                   246,576   1,389,656       0.0%
#   Micro Focus International P.L.C.                                86,169   2,256,380       0.1%
    Mondi P.L.C.                                                   127,892   2,495,881       0.1%
    National Grid P.L.C.                                           330,662   4,301,177       0.1%
    National Grid P.L.C. Sponsored ADR                              95,267   6,232,367       0.2%
    Next P.L.C.                                                     36,700   2,159,201       0.1%
    Old Mutual P.L.C.                                            1,479,267   3,638,904       0.1%
    Pearson P.L.C.                                                 121,772   1,126,558       0.0%
    Pearson P.L.C. Sponsored ADR                                   102,838     949,195       0.0%
    Pennon Group P.L.C.                                            111,186   1,134,734       0.0%
    Persimmon P.L.C.                                               143,448   2,969,351       0.1%
    Provident Financial P.L.C.                                      53,679   1,935,147       0.1%
    Prudential P.L.C.                                              292,427   4,772,078       0.1%
    Prudential P.L.C. ADR                                          123,156   4,030,896       0.1%
    Randgold Resources, Ltd.                                        20,616   1,830,836       0.1%
    Reckitt Benckiser Group P.L.C.                                 153,746  13,754,195       0.4%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    RELX P.L.C.                                                     193,002 $  3,445,112       0.1%
#   RELX P.L.C. Sponsored ADR                                       113,632    2,061,284       0.1%
    Rentokil Initial P.L.C.                                         434,104    1,210,856       0.0%
    Rightmove P.L.C.                                                 24,371    1,112,466       0.0%
    Rio Tinto P.L.C.                                                165,092    5,741,125       0.2%
#   Rio Tinto P.L.C. Sponsored ADR                                  104,931    3,656,845       0.1%
    Rolls-Royce Holdings P.L.C.(BZC0LD2)                         28,761,684       35,204       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                            625,254    5,550,139       0.2%
*   Royal Bank of Scotland Group P.L.C.                             381,103      880,694       0.0%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR               114,024      527,931       0.0%
    Royal Dutch Shell P.L.C. Class A(B03MLX2)                       449,764   11,202,290       0.3%
    Royal Dutch Shell P.L.C. Class A(B09CBL4)                           901       22,451       0.0%
    Royal Dutch Shell P.L.C. Class B                                 43,653    1,125,908       0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                 293,116   14,600,121       0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B                 270,733   14,162,043       0.4%
#   Royal Mail P.L.C.                                               281,210    1,687,117       0.0%
    RSA Insurance Group P.L.C.                                      234,314    1,582,004       0.0%
#   Sage Group P.L.C. (The)                                         303,630    2,678,915       0.1%
    Schroders P.L.C.(0239581)                                        14,023      357,098       0.0%
    Schroders P.L.C.(0240549)                                        30,899    1,063,537       0.0%
    Severn Trent P.L.C.                                              67,901    1,932,882       0.1%
    Shire P.L.C.                                                    121,985    6,887,602       0.2%
    Shire P.L.C. ADR                                                 15,456    2,606,500       0.1%
    Sky P.L.C.                                                      295,618    2,955,366       0.1%
    Sky P.L.C. Sponsored ADR                                            647       25,844       0.0%
    Smith & Nephew P.L.C.                                           207,005    2,992,538       0.1%
    Smith & Nephew P.L.C. Sponsored ADR                              31,838      931,247       0.0%
    Smiths Group P.L.C.                                             143,658    2,489,331       0.1%
    SSE P.L.C.                                                      349,378    6,792,971       0.2%
    St. James's Place P.L.C.                                        166,829    1,926,676       0.1%
*   Standard Chartered P.L.C.                                       819,089    7,122,725       0.2%
    Standard Life P.L.C.                                            545,210    2,249,900       0.1%
    Taylor Wimpey P.L.C.                                          1,451,321    2,513,312       0.1%
*   Tesco P.L.C.                                                  3,414,528    8,794,750       0.3%
    Travis Perkins P.L.C.                                            80,797    1,314,522       0.0%
    TUI AG                                                          162,864    2,064,416       0.1%
    Unilever P.L.C.                                                 100,087    4,178,552       0.1%
    Unilever P.L.C. Sponsored ADR                                   241,380   10,058,305       0.3%
    United Utilities Group P.L.C.                                   141,155    1,622,558       0.0%
    United Utilities Group P.L.C. ADR                                 5,177      118,967       0.0%
    Vodafone Group P.L.C.                                         4,075,813   11,193,505       0.3%
#   Vodafone Group P.L.C. Sponsored ADR                             256,161    7,131,532       0.2%
    Weir Group P.L.C. (The)                                          28,379      589,511       0.0%
    Whitbread P.L.C.                                                 52,218    2,306,742       0.1%
    WM Morrison Supermarkets P.L.C.                                 834,654    2,310,542       0.1%
    Wolseley P.L.C.                                                  73,347    3,804,469       0.1%
#   Wolseley P.L.C. ADR                                              17,864       92,091       0.0%
    WPP P.L.C.                                                      212,437    4,612,655       0.1%
    WPP P.L.C. Sponsored ADR                                          4,273      463,492       0.0%
                                                                            ------------      ----
TOTAL UNITED KINGDOM                                                         562,537,739      15.9%
                                                                            ------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
UNITED STATES -- (0.0%)
*    Mylan NV                                                          6,220 $      227,016        0.0%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           3,456,281,877       98.0%
                                                                             --------------      -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
     Bayerische Motoren Werke AG                                      17,557      1,333,026        0.1%
     Fuchs Petrolub SE                                                16,704        747,653        0.0%
     Henkel AG & Co. KGaA                                             28,228      3,628,163        0.1%
     Porsche Automobil Holding SE                                     52,260      2,824,047        0.1%
     Sartorius AG                                                      9,213        725,215        0.0%
     Volkswagen AG                                                    56,014      7,722,960        0.2%
                                                                             --------------      -----
TOTAL GERMANY                                                                    16,981,064        0.5%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                           16,981,064        0.5%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/07/16                            2,510,081        140,528        0.0%
*    Ferrovial SA Rights 11/18/16                                    145,847         62,440        0.0%
                                                                             --------------      -----
TOTAL SPAIN                                                                         202,968        0.0%
                                                                             --------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                                142,100         42,577        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               245,545        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   3,473,508,486
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@ DFA Short Term Investment Fund                               17,954,930    207,774,454        5.9%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,448,198,124)                          $3,681,282,940      104.4%
                                                                             ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               ------------  -------------- ------- --------------
Common Stocks
   Australia                   $  5,086,440  $  210,105,538   --    $  215,191,978
   Austria                               --       6,631,352   --         6,631,352
   Belgium                       22,518,893      21,742,875   --        44,261,768
   Canada                       305,916,164              --   --       305,916,164
   Denmark                        2,149,708      51,564,802   --        53,714,510
   Finland                        1,417,006      31,759,852   --        33,176,858
   France                         9,305,388     293,421,025   --       302,726,413
   Germany                       16,983,548     248,034,615   --       265,018,163
   Hong Kong                        571,437     104,635,947   --       105,207,384
   Ireland                        3,949,806      13,296,411   --        17,246,217
   Israel                         9,067,086       8,207,310   --        17,274,396
   Italy                          3,474,243      57,718,344   --        61,192,587
   Japan                         36,199,503     803,169,304   --       839,368,807
   Netherlands                   20,384,578      75,930,053   --        96,314,631
   New Zealand                           --       7,703,900   --         7,703,900
   Norway                           768,438      23,801,472   --        24,569,910
   Portugal                              --       5,616,292   --         5,616,292
   Singapore                             --      38,097,183   --        38,097,183
   Spain                         12,512,270      84,898,111   --        97,410,381
   Sweden                                --      90,092,687   --        90,092,687
   Switzerland                   16,403,240     250,382,301   --       266,785,541
   United Kingdom               181,389,085     381,148,654   --       562,537,739
   United States                         --         227,016   --           227,016
Preferred Stocks
   Germany                               --      16,981,064   --        16,981,064
Rights/Warrants
   Spain                                 --         202,968   --           202,968
   Sweden                                --          42,577   --            42,577
Securities Lending Collateral            --     207,774,454   --       207,774,454
Futures Contracts**                (869,741)             --   --          (869,741)
                               ------------  --------------   --    --------------
TOTAL                          $647,227,092  $3,033,186,107   --    $3,680,413,199
                               ============  ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (92.7%)
AUSTRALIA -- (6.0%)
#*  Aconex, Ltd.                                                    222,320 $   939,537       0.0%
*   Acrux, Ltd.                                                     183,394      47,458       0.0%
    Adacel Technologies, Ltd.                                        42,991      88,692       0.0%
    Adelaide Brighton, Ltd.                                       1,271,892   5,167,557       0.0%
*   AED Oil, Ltd.                                                   237,059          --       0.0%
    AGL Energy, Ltd.                                                293,238   4,271,750       0.0%
#   Ainsworth Game Technology, Ltd.                                 315,369     427,755       0.0%
*   Alkane Resources, Ltd.                                          204,200      85,367       0.0%
    ALS, Ltd.                                                     1,409,320   6,659,082       0.1%
#   Altium, Ltd.                                                    122,300     728,054       0.0%
#   Alumina, Ltd.                                                 8,634,901  10,378,087       0.1%
    Alumina, Ltd. Sponsored ADR                                     453,627   2,150,192       0.0%
#   AMA Group, Ltd.                                                 184,987     146,325       0.0%
    Amaysim Australia, Ltd.                                         120,898     198,232       0.0%
    Amcor, Ltd.                                                     574,332   6,410,496       0.1%
#   Amcor, Ltd. Sponsored ADR                                        29,714   1,332,376       0.0%
    AMP, Ltd.                                                     4,642,843  16,100,052       0.1%
    Ansell, Ltd.                                                    453,435   7,470,354       0.1%
#   AP Eagers, Ltd.                                                  64,066     477,390       0.0%
#   APA Group                                                     1,047,014   6,327,771       0.1%
*   APN News & Media, Ltd.                                        1,636,620   3,328,776       0.0%
    APN Outdoor Group, Ltd.                                         174,095     627,846       0.0%
    Appen, Ltd.                                                      42,962      98,175       0.0%
#   ARB Corp., Ltd.                                                 108,827   1,409,435       0.0%
    Ardent Leisure Group                                            755,723   1,157,231       0.0%
    Aristocrat Leisure, Ltd.                                        615,636   7,167,754       0.1%
#*  Arrium, Ltd.                                                 16,558,707          88       0.0%
#   Asaleo Care, Ltd.                                               539,558     597,817       0.0%
*   ASG Group, Ltd.                                                 610,416     741,299       0.0%
    ASX, Ltd.                                                       153,125   5,477,452       0.0%
*   Atlas Iron, Ltd.                                              2,011,431      19,933       0.0%
    AUB Group, Ltd.                                                  85,128     641,417       0.0%
    Aurizon Holdings, Ltd.                                        1,904,118   7,054,598       0.1%
*   Ausdrill, Ltd.                                                1,429,709   1,435,863       0.0%
    AusNet Services                                               2,107,701   2,400,794       0.0%
#   Austal, Ltd.                                                    883,971   1,030,467       0.0%
#   Australia & New Zealand Banking Group, Ltd.                   2,056,866  43,431,565       0.3%
#*  Australian Agricultural Co., Ltd.                             1,419,191   1,880,812       0.0%
    Australian Pharmaceutical Industries, Ltd.                      990,967   1,428,455       0.0%
    Australian Vintage, Ltd.                                        112,455      41,463       0.0%
    Auswide Bank, Ltd.                                               24,392      97,861       0.0%
    Automotive Holdings Group, Ltd.                               1,033,160   3,175,670       0.0%
    Aveo Group                                                      885,327   2,160,569       0.0%
    AVJennings, Ltd.                                                200,265      86,720       0.0%
*   AWE, Ltd.                                                     3,068,174   1,256,517       0.0%
    Bank of Queensland, Ltd.                                      1,193,748   9,472,503       0.1%
    Bapcor, Ltd.                                                    118,136     460,607       0.0%
    Beach Energy, Ltd.                                            7,732,794   4,209,093       0.0%
#*  Beadell Resources, Ltd.                                       1,223,528     435,308       0.0%
#   Bega Cheese, Ltd.                                               163,583     612,643       0.0%
#   Bellamy's Australia, Ltd.                                       141,330   1,220,434       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Bendigo & Adelaide Bank, Ltd.                                1,297,550 $10,957,632       0.1%
    BHP Billiton, Ltd.                                           2,388,698  41,732,533       0.3%
#   BHP Billiton, Ltd. Sponsored ADR                               623,528  21,835,951       0.1%
    BigAir Group, Ltd.                                              58,004      45,409       0.0%
#*  Billabong International, Ltd.                                  322,756     296,162       0.0%
#   Blackmores, Ltd.                                                22,029   1,873,185       0.0%
#   Blue Sky Alternative Investments, Ltd.                          29,051     160,597       0.0%
    BlueScope Steel, Ltd.                                        2,011,168  11,931,509       0.1%
*   Boart Longyear, Ltd.                                           770,525      81,961       0.0%
*   Boom Logistics, Ltd.                                           165,553      14,458       0.0%
    Boral, Ltd.                                                  2,268,196  10,836,946       0.1%
*   Bradken, Ltd.                                                1,085,978   2,654,814       0.0%
    Brambles, Ltd.                                                 832,964   7,292,850       0.1%
    Breville Group, Ltd.                                           151,440   1,064,991       0.0%
    Brickworks, Ltd.                                               150,680   1,544,161       0.0%
    BT Investment Management, Ltd.                                 203,947   1,429,584       0.0%
#   Cabcharge Australia, Ltd.                                      352,416     963,364       0.0%
    Caltex Australia, Ltd.                                         201,033   4,679,493       0.0%
    Capilano Honey, Ltd.                                             4,849      67,026       0.0%
#   Cardno, Ltd.                                                   397,819     279,380       0.0%
*   Carnarvon Petroleum, Ltd.                                      856,412      78,126       0.0%
    carsales.com, Ltd.                                             411,418   3,329,701       0.0%
#   Cash Converters International, Ltd.                          1,111,384     270,517       0.0%
    Cedar Woods Properties, Ltd.                                    34,503     117,845       0.0%
    Challenger, Ltd.                                             1,866,282  15,235,416       0.1%
#   CIMIC Group, Ltd.                                              137,887   3,094,328       0.0%
    Cleanaway Waste Management, Ltd.                             6,112,743   5,382,127       0.0%
*   Coal of Africa, Ltd.                                           400,214      18,924       0.0%
    Coca-Cola Amatil, Ltd.                                         558,637   4,047,204       0.0%
    Cochlear, Ltd.                                                  64,556   6,272,345       0.1%
    Codan, Ltd.                                                     57,333      66,343       0.0%
#   Collection House, Ltd.                                         148,185     150,191       0.0%
    Collins Foods, Ltd.                                            343,171   1,253,821       0.0%
#   Commonwealth Bank of Australia                                 536,081  29,844,102       0.2%
*   Compass Resources, Ltd.                                         18,720          --       0.0%
    Computershare, Ltd.                                            460,334   3,687,415       0.0%
#   Corporate Travel Management, Ltd.                               62,365     899,060       0.0%
    Costa Group Holdings, Ltd.                                      14,200      30,715       0.0%
#   Cover-More Group, Ltd.                                         197,242     213,320       0.0%
    Credit Corp. Group, Ltd.                                        82,909   1,115,682       0.0%
    Crown, Ltd.                                                    194,289   1,606,228       0.0%
#   CSG, Ltd.                                                      531,717     517,408       0.0%
    CSL, Ltd.                                                      245,077  18,700,737       0.1%
    CSR, Ltd.                                                    1,925,492   5,346,529       0.0%
    Data#3, Ltd.                                                    92,590     111,219       0.0%
#   Decmil Group, Ltd.                                             434,979     365,487       0.0%
*   Devine, Ltd.                                                   109,847      37,530       0.0%
    Dicker Data, Ltd.                                               30,816      52,268       0.0%
    Domino's Pizza Enterprises, Ltd.                               102,174   4,977,501       0.0%
    Donaco International, Ltd.                                     150,945      49,907       0.0%
#*  Doray Minerals, Ltd.                                           250,114     100,947       0.0%
    Downer EDI, Ltd.                                             1,638,823   7,243,417       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  DSHE Holdings, Ltd.                                            301,078 $        --       0.0%
    DUET Group                                                   3,109,572   5,629,655       0.1%
    DuluxGroup, Ltd.                                               701,235   3,429,451       0.0%
    DWS, Ltd.                                                       74,524      69,688       0.0%
    Eclipx Group, Ltd.                                              35,653     104,272       0.0%
#*  Elders, Ltd.                                                   151,321     446,364       0.0%
*   Emeco Holdings, Ltd.                                         1,092,630      57,800       0.0%
#*  Energy Resources of Australia, Ltd.                            464,072     120,366       0.0%
#*  Energy World Corp., Ltd.                                     1,196,466     199,747       0.0%
#   EQT Holdings, Ltd.                                              14,015     189,225       0.0%
#   ERM Power, Ltd.                                                296,194     253,217       0.0%
#   Estia Health, Ltd.                                              55,584     113,243       0.0%
    Euroz, Ltd.                                                     69,509      54,118       0.0%
    Event Hospitality and Entertainment, Ltd.                      263,330   2,801,144       0.0%
    Evolution Mining, Ltd.                                       3,899,482   6,876,630       0.1%
    Fairfax Media, Ltd.                                          8,380,730   5,249,534       0.0%
    Fantastic Holdings, Ltd.                                           975       2,560       0.0%
    Finbar Group, Ltd.                                               2,330       1,539       0.0%
#*  Fleetwood Corp., Ltd.                                          162,977     248,125       0.0%
#   FlexiGroup, Ltd.                                               522,352     892,019       0.0%
#   Flight Centre Travel Group, Ltd.                                89,468   2,298,735       0.0%
#   Fortescue Metals Group, Ltd.                                 4,946,675  20,759,347       0.1%
#   G8 Education, Ltd.                                             734,415   1,761,926       0.0%
    Gateway Lifestyle                                              121,799     214,254       0.0%
#   GBST Holdings, Ltd.                                             56,032     162,440       0.0%
    Genworth Mortgage Insurance Australia, Ltd.                     33,073      76,876       0.0%
    GrainCorp, Ltd. Class A                                        666,278   4,248,669       0.0%
    Grange Resources, Ltd.                                         460,396      40,123       0.0%
#   Greencross, Ltd.                                               210,912   1,117,797       0.0%
#   GUD Holdings, Ltd.                                             252,366   1,820,359       0.0%
    GWA Group, Ltd.                                                621,541   1,347,259       0.0%
#   Hansen Technologies, Ltd.                                      224,219     700,679       0.0%
#   Harvey Norman Holdings, Ltd.                                 1,271,534   4,869,416       0.0%
    Healthscope, Ltd.                                            1,879,470   3,152,776       0.0%
    HFA Holdings, Ltd.                                             324,221     563,912       0.0%
*   Hills, Ltd.                                                    553,806     269,040       0.0%
*   Horizon Oil, Ltd.                                            1,463,538      42,098       0.0%
    Iluka Resources, Ltd.                                          792,791   3,475,687       0.0%
*   Imdex, Ltd.                                                    435,473     198,931       0.0%
#   IMF Bentham, Ltd.                                              522,908     729,364       0.0%
#   Incitec Pivot, Ltd.                                          4,189,430   9,369,950       0.1%
#   Independence Group NL                                        1,473,733   4,798,769       0.0%
#*  Infigen Energy                                               1,577,741   1,205,368       0.0%
    Infomedia, Ltd.                                                595,490     343,874       0.0%
#   Insurance Australia Group, Ltd.                              2,928,266  12,242,510       0.1%
    Integrated Research, Ltd.                                       80,195     140,741       0.0%
#   InvoCare, Ltd.                                                 204,169   2,025,804       0.0%
#   IOOF Holdings, Ltd.                                            744,230   4,633,009       0.0%
#   IRESS, Ltd.                                                    220,342   1,897,422       0.0%
#   iSelect, Ltd.                                                  289,493     400,582       0.0%
    iSentia Group, Ltd.                                            317,698     848,976       0.0%
    James Hardie Industries P.L.C.                                 430,489   6,407,298       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
    James Hardie Industries P.L.C. Sponsored ADR                    39,415 $   591,619       0.0%
#   Japara Healthcare, Ltd.                                          3,746       5,349       0.0%
    JB Hi-Fi, Ltd.                                                 219,148   4,724,156       0.0%
#*  Karoon Gas Australia, Ltd.                                     388,912     675,702       0.0%
#*  Kingsgate Consolidated, Ltd.                                 1,181,152     182,603       0.0%
*   Kingsrose Mining, Ltd.                                          94,006       9,678       0.0%
*   Lednium, Ltd.                                                   21,998          --       0.0%
    LendLease Group                                                710,629   7,279,614       0.1%
*   Lucapa Diamond Co., Ltd.                                        50,238      18,072       0.0%
#*  Lynas Corp., Ltd.                                            4,741,434     201,411       0.0%
    MACA, Ltd.                                                     309,953     415,048       0.0%
*   Macmahon Holdings, Ltd.                                      5,185,872     365,439       0.0%
    Macquarie Atlas Roads Group                                    801,614   2,871,635       0.0%
    Macquarie Group, Ltd.                                          602,362  36,412,406       0.2%
    Magellan Financial Group, Ltd.                                 205,202   3,313,786       0.0%
    Mantra Group, Ltd.                                             251,523     627,999       0.0%
    MaxiTRANS Industries, Ltd.                                     182,505      88,069       0.0%
*   Mayne Pharma Group, Ltd.                                     1,107,046   1,377,669       0.0%
    McMillan Shakespeare, Ltd.                                     105,075     863,201       0.0%
#   McPherson's, Ltd.                                               69,593      56,010       0.0%
    Medibank Pvt, Ltd.                                           2,587,315   5,068,859       0.0%
*   Medusa Mining, Ltd.                                          1,228,341     599,761       0.0%
    Melbourne IT, Ltd.                                             219,351     325,423       0.0%
#*  Mesoblast, Ltd.                                                200,700     186,643       0.0%
#*  Metals X, Ltd.                                                 800,936     843,102       0.0%
#*  Metcash, Ltd.                                                3,659,022   5,522,066       0.0%
    Michael Hill International, Ltd.                                72,300      87,138       0.0%
*   Mincor Resources NL                                            393,519      97,302       0.0%
*   Mineral Deposits, Ltd.                                          73,716      19,834       0.0%
    Mineral Resources, Ltd.                                        568,459   5,000,955       0.0%
#   MMA Offshore, Ltd.                                           2,337,637     541,721       0.0%
    MNF Group, Ltd.                                                 10,184      38,608       0.0%
#   Monadelphous Group, Ltd.                                       321,269   2,270,312       0.0%
    Monash IVF Group, Ltd.                                         232,264     372,427       0.0%
    Money3 Corp., Ltd.                                              22,441      30,126       0.0%
    Mortgage Choice, Ltd.                                          237,588     404,453       0.0%
#*  Mount Gibson Iron, Ltd.                                      4,095,268   1,017,148       0.0%
#   Myer Holdings, Ltd.                                          3,042,720   2,712,013       0.0%
    MYOB Group, Ltd.                                                98,732     277,025       0.0%
    MyState, Ltd.                                                   27,111      82,030       0.0%
    National Australia Bank, Ltd.                                1,864,442  39,577,315       0.2%
    Navitas, Ltd.                                                  361,295   1,436,736       0.0%
*   Nearmap, Ltd.                                                  184,886     112,233       0.0%
*   NetComm Wireless, Ltd.                                         148,192     255,118       0.0%
    New Hope Corp., Ltd.                                           561,291     801,173       0.0%
    Newcrest Mining, Ltd.                                        1,008,178  17,652,630       0.1%
*   NEXTDC, Ltd.                                                   170,408     476,133       0.0%
#   nib holdings, Ltd.                                             733,975   2,687,906       0.0%
#   Nick Scali, Ltd.                                                25,854     113,901       0.0%
#   Nine Entertainment Co. Holdings, Ltd.                        1,515,063     988,310       0.0%
    Northern Star Resources, Ltd.                                1,310,143   4,237,575       0.0%
#*  NRW Holdings, Ltd.                                             810,769     329,508       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Nufarm, Ltd.                                                   521,230 $ 3,499,018       0.0%
#   OFX Group, Ltd.                                                371,835     437,712       0.0%
    Oil Search, Ltd.                                             1,180,366   5,916,719       0.1%
    oOh!media, Ltd.                                                 22,094      71,757       0.0%
#   Orica, Ltd.                                                  1,106,242  13,666,930       0.1%
#   Origin Energy, Ltd.                                          1,780,568   7,176,715       0.1%
#*  Orocobre, Ltd.                                                  40,831     118,909       0.0%
    Orora, Ltd.                                                  2,814,726   6,202,463       0.1%
    OrotonGroup, Ltd.                                               19,916      36,349       0.0%
    OZ Minerals, Ltd.                                            1,133,734   5,792,637       0.1%
#   Pacific Current Group, Ltd.                                     26,096      73,412       0.0%
    Pact Group Holdings, Ltd.                                       73,061     364,205       0.0%
#*  Paladin Energy, Ltd.                                         9,039,254     961,074       0.0%
*   Panoramic Resources, Ltd.                                    1,633,779     287,184       0.0%
    Paragon Care, Ltd.                                              16,267      10,263       0.0%
#   Peet, Ltd.                                                     425,786     307,490       0.0%
#   Perpetual, Ltd.                                                 75,071   2,577,768       0.0%
*   Perseus Mining, Ltd.                                         2,599,150   1,221,758       0.0%
*   Pharmaxis, Ltd.                                                 50,400      10,323       0.0%
#   Platinum Asset Management, Ltd.                                388,288   1,470,533       0.0%
    PMP, Ltd.                                                    1,795,626   1,175,398       0.0%
*   Praemium, Ltd.                                                  45,331      16,185       0.0%
    Premier Investments, Ltd.                                      266,892   2,872,180       0.0%
    Primary Health Care, Ltd.                                    1,888,075   5,503,330       0.0%
*   Prime AET&D Holdings No.1, Ltd.                                     26          --       0.0%
    Prime Media Group, Ltd.                                        505,830     107,643       0.0%
    Pro Medicus, Ltd.                                               12,943      48,894       0.0%
    Programmed Maintenance Services, Ltd.                          998,193   1,087,910       0.0%
    Prophecy International Holdings, Ltd.                           22,165      16,858       0.0%
    Qantas Airways, Ltd.                                         3,028,350   7,037,359       0.1%
    QBE Insurance Group, Ltd.                                    1,229,022   9,311,668       0.1%
#   Qube Holdings, Ltd.                                          2,300,804   3,895,010       0.0%
#*  Ramelius Resources, Ltd.                                     1,769,635     658,009       0.0%
#   Ramsay Health Care, Ltd.                                        71,244   3,967,215       0.0%
#   RCG Corp., Ltd.                                                139,281     153,936       0.0%
#   RCR Tomlinson, Ltd.                                            335,343     678,455       0.0%
#   REA Group, Ltd.                                                 58,809   2,280,752       0.0%
    Reckon, Ltd.                                                   113,523     136,329       0.0%
    Reece, Ltd.                                                     13,585     454,033       0.0%
#   Regis Healthcare, Ltd.                                         187,116     559,510       0.0%
    Regis Resources, Ltd.                                          965,032   2,433,760       0.0%
    Reject Shop, Ltd. (The)                                         98,325     558,074       0.0%
#   Resolute Mining, Ltd.                                        2,429,240   2,869,537       0.0%
#   Retail Food Group, Ltd.                                        201,167   1,034,839       0.0%
    Ridley Corp., Ltd.                                             786,201     744,383       0.0%
    Rio Tinto, Ltd.                                                359,243  14,863,486       0.1%
*   RiverCity Motorway Group                                       133,238          --       0.0%
    RXP Services, Ltd.                                              16,044      11,827       0.0%
    SAI Global, Ltd.                                               789,011   2,805,652       0.0%
*   Salmat, Ltd.(BDQZDF5)                                           14,639         390       0.0%
*   Salmat, Ltd.(6571511)                                           68,805      24,380       0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                             6,430       5,016       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Sandfire Resources NL                                          531,256 $ 2,095,573       0.0%
    Santos, Ltd.                                                 2,635,314   7,051,443       0.1%
*   Saracen Mineral Holdings, Ltd.                               2,305,307   1,991,934       0.0%
#   SeaLink Travel Group, Ltd.                                      18,199      59,056       0.0%
#   Seek, Ltd.                                                     430,711   4,783,609       0.0%
#   Select Harvests, Ltd.                                          160,257     744,796       0.0%
#*  Senex Energy, Ltd.                                           2,593,704     496,799       0.0%
    Servcorp, Ltd.                                                  59,424     358,488       0.0%
    Service Stream, Ltd.                                           385,683     319,155       0.0%
#   Seven Group Holdings, Ltd.                                     403,939   2,784,170       0.0%
#   Seven West Media, Ltd.                                       6,104,888   3,145,842       0.0%
    SG Fleet Group, Ltd.                                            36,004      98,335       0.0%
    Sigma Pharmaceuticals, Ltd.                                  3,137,917   3,166,762       0.0%
#*  Silex Systems, Ltd.                                             70,513      18,224       0.0%
#   Silver Chef, Ltd.                                                4,064      32,782       0.0%
*   Silver Lake Resources, Ltd.                                  1,821,056     892,617       0.0%
#   Sims Metal Management, Ltd.                                    634,981   4,830,507       0.0%
    Sims Metal Management, Ltd. Sponsored ADR                        3,500      26,670       0.0%
*   Sino Gas & Energy Holdings, Ltd.                               858,956      63,794       0.0%
*   Sino Strategic International, Ltd.                               9,056          --       0.0%
#   Sirtex Medical, Ltd.                                           112,736   2,386,229       0.0%
#   Slater & Gordon, Ltd.                                          643,413     177,929       0.0%
#   SMS Management & Technology, Ltd.                              219,206     253,996       0.0%
    Sonic Healthcare, Ltd.                                         363,847   5,658,706       0.1%
    South32, Ltd.                                                2,631,540   5,135,503       0.0%
    South32, Ltd. ADR                                              476,677   4,588,016       0.0%
#   Southern Cross Media Group, Ltd.                             2,841,609   3,102,070       0.0%
    Spark Infrastructure Group                                   3,299,052   5,561,765       0.0%
*   Specialty Fashion Group, Ltd.                                   67,582      26,959       0.0%
    SpeedCast International, Ltd.                                    6,855      20,797       0.0%
    Spotless Group Holdings, Ltd.                                1,196,461     907,633       0.0%
#*  St Barbara, Ltd.                                               897,655   1,832,126       0.0%
    Star Entertainment Grp, Ltd. (The)                           2,580,813   9,765,647       0.1%
    Steadfast Group, Ltd.                                        1,458,480   2,368,246       0.0%
    Suncorp Group, Ltd.                                          1,325,197  12,027,623       0.1%
#*  Sundance Energy Australia, Ltd.                              4,493,273     591,367       0.0%
    Sunland Group, Ltd.                                            359,305     414,194       0.0%
#   Super Retail Group, Ltd.                                       435,227   3,235,574       0.0%
    Sydney Airport                                                 487,767   2,318,742       0.0%
*   Syrah Resources, Ltd.                                           66,639     182,199       0.0%
#   Tabcorp Holdings, Ltd.                                       2,315,827   8,508,314       0.1%
    Tassal Group, Ltd.                                             489,146   1,430,088       0.0%
    Tatts Group, Ltd.                                            3,092,951   9,534,189       0.1%
    Technology One, Ltd.                                           455,257   1,944,202       0.0%
    Telstra Corp., Ltd.                                            808,475   3,057,606       0.0%
#   Telstra Corp., Ltd. ADR                                         35,561     674,592       0.0%
#*  Ten Network Holdings, Ltd.                                     760,023     597,110       0.0%
#   TFS Corp., Ltd.                                                637,282     678,434       0.0%
    Thorn Group, Ltd.                                              339,141     444,406       0.0%
*   Tiger Resources, Ltd.                                        1,677,917      25,518       0.0%
#   Tox Free Solutions, Ltd.                                       555,498     992,183       0.0%
#   TPG Telecom, Ltd.                                              427,662   2,452,241       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
AUSTRALIA -- (Continued)
    Transurban Group                                               840,917 $    6,635,272       0.1%
    Treasury Wine Estates, Ltd.                                  1,968,261     16,045,985       0.1%
#*  Troy Resources, Ltd.                                         1,614,217        438,723       0.0%
#*  UGL, Ltd.                                                      844,643      2,061,912       0.0%
#   Villa World, Ltd.                                               43,875         76,033       0.0%
    Village Roadshow, Ltd.                                         245,579        949,460       0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     2,917,454        520,885       0.0%
*   Virgin Australia Holdings, Ltd.()                            3,195,173             --       0.0%
    Virtus Health, Ltd.                                            274,484      1,452,596       0.0%
    Vita Group, Ltd.                                                81,953        254,694       0.0%
#   Vocus Communications, Ltd.                                   1,347,720      5,843,121       0.1%
*   Watpac, Ltd.                                                   439,742        298,755       0.0%
    Webjet, Ltd.                                                   128,225      1,065,180       0.0%
    Wesfarmers, Ltd.                                               538,392     16,764,939       0.1%
#*  Western Areas, Ltd.                                            596,110      1,118,073       0.0%
    Westpac Banking Corp.                                        1,908,557     44,135,255       0.3%
#   Westpac Banking Corp. Sponsored ADR                            254,261      5,898,855       0.1%
#*  Whitehaven Coal, Ltd.                                        2,246,206      5,165,667       0.0%
    Woodside Petroleum, Ltd.                                     1,399,661     29,961,126       0.2%
#   Woolworths, Ltd.                                               637,795     11,445,999       0.1%
#*  WorleyParsons, Ltd.                                            756,135      4,832,436       0.0%
    WPP AUNZ, Ltd.                                               1,068,531        661,437       0.0%
                                                                           --------------       ---
TOTAL AUSTRALIA                                                             1,074,668,096       6.3%
                                                                           --------------       ---
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG                                           3,302        395,451       0.0%
    AMAG Austria Metall AG                                             347         12,197       0.0%
    ANDRITZ AG                                                     118,400      6,190,587       0.1%
    Atrium European Real Estate, Ltd.                              220,052        941,279       0.0%
    Austria Technologie & Systemtechnik AG                          74,757        827,571       0.0%
    BUWOG AG                                                       151,512      3,662,015       0.0%
    CA Immobilien Anlagen AG                                       175,391      3,182,283       0.0%
    Conwert Immobilien Invest SE                                   201,337      3,571,568       0.0%
#   DO & CO AG                                                       9,033        699,913       0.0%
    Erste Group Bank AG                                            352,288     11,047,330       0.1%
    EVN AG                                                          64,365        752,668       0.0%
*   FACC AG                                                          1,629          9,882       0.0%
    Flughafen Wien AG                                                  408          9,891       0.0%
#   IMMOFINANZ AG                                                1,616,813      3,479,660       0.0%
    Kapsch TrafficCom AG                                            13,573        607,643       0.0%
    Lenzing AG                                                      24,829      3,235,957       0.0%
    Mayr Melnhof Karton AG                                          17,166      1,901,375       0.0%
    Oberbank AG                                                      2,570        163,356       0.0%
    Oesterreichische Post AG                                        59,055      2,037,532       0.0%
    OMV AG                                                         499,878     15,600,999       0.1%
    Palfinger AG                                                    12,463        377,018       0.0%
    POLYTEC Holding AG                                              22,707        196,402       0.0%
    Porr Ag                                                          6,575        236,318       0.0%
*   Raiffeisen Bank International AG                               468,097      7,666,157       0.1%
    RHI AG                                                          53,071      1,335,706       0.0%
    Rosenbauer International AG                                      2,024        118,233       0.0%
    S IMMO AG                                                      129,642      1,391,192       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
AUSTRIA -- (Continued)
#   Schoeller-Bleckmann Oilfield Equipment AG                     15,903 $ 1,126,773       0.0%
    Semperit AG Holding                                           33,536     909,394       0.0%
    Strabag SE                                                    53,468   1,794,555       0.0%
    Telekom Austria AG                                           230,956   1,326,490       0.0%
    Telekom Austria AG ADR                                         4,200      49,098       0.0%
    UBM Development AG                                                80       2,712       0.0%
    UNIQA Insurance Group AG                                     152,640     983,193       0.0%
#   Verbund AG                                                   103,606   1,727,891       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe          49,183     969,285       0.0%
    Voestalpine AG                                               209,874   7,435,009       0.1%
    Wienerberger AG                                              291,916   4,664,991       0.0%
    Wolford AG                                                     1,281      32,091       0.0%
    Zumtobel Group AG                                             60,446   1,060,310       0.0%
                                                                         -----------       ---
TOTAL AUSTRIA                                                             91,731,975       0.5%
                                                                         -----------       ---
BELGIUM -- (1.4%)
#*  Ablynx NV                                                     34,801     343,627       0.0%
    Ackermans & van Haaren NV                                     74,171  10,294,934       0.1%
    Ageas                                                        508,490  18,576,873       0.1%
*   AGFA-Gevaert NV                                              738,386   3,068,809       0.0%
    Anheuser-Busch InBev NV Sponsored ADR                        117,519  13,572,269       0.1%
    Anheuser-Busch InBev SA                                      393,517  45,163,864       0.3%
    Atenor                                                            43       2,180       0.0%
    Banque Nationale de Belgique                                     319     987,551       0.0%
    Barco NV                                                      37,393   2,940,919       0.0%
    Bekaert SA                                                   166,444   7,399,475       0.1%
    bpost SA                                                     205,463   5,466,237       0.0%
#*  Celyad SA                                                     13,627     233,095       0.0%
*   Celyad SA Sponsored ADR                                          500       8,592       0.0%
    Cie d'Entreprises CFE                                         26,946   2,970,188       0.0%
*   Cie Immobiliere de Belgique SA                                 2,940     163,777       0.0%
    Colruyt SA                                                   216,766  11,650,729       0.1%
    D'ieteren SA                                                  94,417   4,162,323       0.0%
    Deceuninck NV                                                189,810     492,165       0.0%
    Econocom Group SA                                            211,330   3,142,538       0.0%
    Elia System Operator SA                                       63,522   3,287,324       0.0%
    Euronav NV                                                   237,662   1,859,431       0.0%
    EVS Broadcast Equipment SA                                    31,593   1,105,957       0.0%
#   Exmar NV                                                      94,458     674,957       0.0%
#*  Fagron                                                       127,923   1,257,770       0.0%
*   Galapagos NV                                                 108,045   6,573,965       0.1%
    Gimv NV                                                        4,531     243,858       0.0%
    Ion Beam Applications                                         34,070   1,618,020       0.0%
    Jensen-Group NV                                                2,121      79,888       0.0%
*   KBC Group NV                                                 269,819  16,448,447       0.1%
    Kinepolis Group NV                                            55,209   2,484,180       0.0%
    Lotus Bakeries                                                   161     442,352       0.0%
#*  MDxHealth                                                     43,083     221,294       0.0%
    Melexis NV                                                    38,678   2,532,306       0.0%
#*  Nyrstar NV                                                   362,877   1,863,283       0.0%
    Ontex Group NV                                               124,172   3,755,984       0.0%
*   Orange Belgium SA                                            138,139   3,111,231       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
BELGIUM -- (Continued)
    Picanol                                                          1,933 $    158,278       0.0%
    Proximus SADP                                                  370,331   10,599,793       0.1%
    RealDolmen                                                       1,807       44,774       0.0%
    Recticel SA                                                    162,097    1,059,323       0.0%
    Resilux                                                          1,911      318,162       0.0%
    Roularta Media Group NV                                          5,234      144,872       0.0%
    Sioen Industries NV                                             29,755      887,105       0.0%
    Sipef SA                                                        10,688      612,953       0.0%
    Solvay SA                                                      146,949   16,857,025       0.1%
*   Telenet Group Holding NV                                        72,800    3,897,820       0.0%
*   Tessenderlo Chemie NV                                          105,428    3,519,784       0.0%
*   ThromboGenics NV                                                14,645       45,480       0.0%
    UCB SA                                                         135,876    9,194,945       0.1%
    Umicore SA                                                     296,715   18,034,952       0.1%
    Van de Velde NV                                                 17,931    1,262,929       0.0%
#*  Viohalco SA                                                    172,079      252,807       0.0%
                                                                           ------------       ---
TOTAL BELGIUM                                                               245,091,394       1.4%
                                                                           ------------       ---
CANADA -- (8.5%)
#*  5N Plus, Inc.                                                  163,492      204,776       0.0%
    Absolute Software Corp.                                         94,363      448,142       0.0%
#   Acadian Timber Corp.                                            23,984      311,847       0.0%
*   Advantage Oil & Gas, Ltd.                                      925,544    6,244,817       0.1%
    Aecon Group, Inc.                                              291,623    3,770,031       0.0%
*   Africa Oil Corp.                                                19,895       28,479       0.0%
#   Ag Growth International, Inc.                                   30,763    1,069,469       0.0%
#   AGF Management, Ltd. Class B                                   410,463    1,563,756       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                              143,954    7,310,931       0.1%
    Agnico Eagle Mines, Ltd.(008474108)                             47,651    2,420,671       0.0%
    Agrium, Inc.(2213538)                                           87,992    8,077,578       0.1%
    Agrium, Inc.(008916108)                                        115,500   10,605,210       0.1%
    AGT Food & Ingredients, Inc.                                    77,651    2,208,014       0.0%
    Aimia, Inc.                                                    291,001    1,572,920       0.0%
*   Air Canada                                                     194,180    1,831,341       0.0%
#   AirBoss of America Corp.                                        16,400      155,404       0.0%
    AKITA Drilling, Ltd. Class A                                    11,400       70,544       0.0%
*   Alacer Gold Corp.                                            1,149,998    2,323,488       0.0%
    Alamos Gold, Inc. Class A(011532108)                           371,373    2,915,278       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                             840,680    6,593,573       0.1%
#   Alaris Royalty Corp.                                           134,078    1,970,236       0.0%
    Algoma Central Corp.                                            11,860      100,359       0.0%
    Algonquin Power & Utilities Corp.                              588,313    5,197,576       0.0%
    Alimentation Couche-Tard, Inc. Class B                         225,059   11,305,804       0.1%
#   AltaGas, Ltd.                                                  318,830    7,889,337       0.1%
*   Alterra Power Corp.                                             23,700       95,060       0.0%
#   Altius Minerals Corp.                                           73,938      612,980       0.0%
    Altus Group, Ltd.                                               74,297    1,602,484       0.0%
*   Amaya, Inc.(BT8J595)                                            31,700      424,463       0.0%
*   Amaya, Inc.(02314M108)                                           9,318      125,327       0.0%
*   Americas Silver Corp.                                          191,500       44,973       0.0%
    Andrew Peller, Ltd. Class A                                     10,269       85,288       0.0%
    ARC Resources, Ltd.                                            536,223    9,102,958       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
*   Argonaut Gold, Inc.                                            939,142 $ 1,897,469       0.0%
*   Asanko Gold, Inc.                                              445,833   1,645,324       0.0%
    Atco, Ltd. Class I                                              80,968   2,838,377       0.0%
#*  Athabasca Oil Corp.                                          1,401,865   1,316,894       0.0%
*   ATS Automation Tooling Systems, Inc.                           144,649   1,240,188       0.0%
*   AuRico Metals, Inc.(05157J108)                                  90,574      84,234       0.0%
*   AuRico Metals, Inc.(BYR52G5)                                   256,846     235,533       0.0%
#   AutoCanada, Inc.                                                69,673   1,145,374       0.0%
#*  Avigilon Corp.                                                 112,242     711,293       0.0%
*   B2Gold Corp.                                                 4,061,654  11,749,213       0.1%
#   Badger Daylighting, Ltd.                                        95,906   2,072,136       0.0%
#*  Ballard Power Systems, Inc.                                    134,819     264,351       0.0%
#   Bank of Montreal(063671101)                                    382,398  24,320,513       0.2%
    Bank of Montreal(2076009)                                      285,012  18,138,093       0.1%
#   Bank of Nova Scotia (The)(064149107)                           502,183  26,997,358       0.2%
#   Bank of Nova Scotia (The)(2076281)                             262,275  14,094,371       0.1%
#*  Banro Corp.                                                     36,100       9,285       0.0%
#   Barrick Gold Corp.(067901108)                                1,021,790  17,973,286       0.1%
    Barrick Gold Corp.(2024644)                                    293,457   5,163,338       0.0%
#*  Baytex Energy Corp.(07317Q105)                                 112,294     432,332       0.0%
#*  Baytex Energy Corp.(B4VGVM3)                                   945,278   3,636,498       0.0%
    BCE, Inc.(B188TH2)                                              65,232   2,963,699       0.0%
    BCE, Inc.(05534B760)                                            18,939     860,588       0.0%
#*  Bellatrix Exploration, Ltd.                                  1,076,867     971,452       0.0%
*   Birch Mountain Resources, Ltd.                                   1,200          --       0.0%
*   Birchcliff Energy, Ltd.                                        535,091   3,406,902       0.0%
    Bird Construction, Inc.                                        151,503   1,242,476       0.0%
    Black Diamond Group, Ltd.                                      129,753     423,707       0.0%
*   BlackBerry, Ltd.(09228F103)                                  1,125,339   7,933,640       0.1%
*   BlackBerry, Ltd.(BCBHZ31)                                       80,555     568,744       0.0%
#*  BlackPearl Resources, Inc.                                   1,759,118   1,941,023       0.0%
    BMTC Group, Inc.                                                 1,600      15,865       0.0%
#*  Bombardier, Inc. Class A                                        44,490      67,002       0.0%
#*  Bombardier, Inc. Class B                                     1,968,034   2,611,720       0.0%
    Bonavista Energy Corp.                                       1,113,538   3,636,246       0.0%
#   Bonterra Energy Corp.                                          144,654   2,722,036       0.0%
    Boralex, Inc. Class A                                          125,665   1,802,576       0.0%
    Brookfield Asset Management, Inc. Class A                      207,097   7,252,178       0.1%
*   BRP, Inc.                                                       66,469   1,284,978       0.0%
    CAE, Inc.(124765108)                                           106,880   1,500,595       0.0%
    CAE, Inc.(2162760)                                             191,915   2,695,652       0.0%
    Caledonia Mining Corp. P.L.C.                                    8,300      13,428       0.0%
#   Calfrac Well Services, Ltd.                                    425,442     872,262       0.0%
    Calian Group, Ltd.                                               3,277      61,323       0.0%
#   Callidus Capital Corp.                                          59,249     750,054       0.0%
    Cameco Corp.(13321L108)                                        353,056   2,718,531       0.0%
    Cameco Corp.(2166160)                                          171,182   1,318,355       0.0%
    Canaccord Genuity Group, Inc.                                  615,119   1,921,529       0.0%
#*  Canacol Energy, Ltd.                                           582,926   1,799,235       0.0%
#   Canadian Energy Services & Technology Corp.                    362,220   1,428,572       0.0%
#   Canadian Imperial Bank of Commerce(136069101)                  106,602   7,990,886       0.1%
    Canadian Imperial Bank of Commerce(2170525)                     95,310   7,141,322       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
    Canadian National Railway Co.(2180632)                         105,500 $ 6,632,193       0.1%
    Canadian National Railway Co.(136375102)                        80,712   5,074,363       0.0%
    Canadian Natural Resources, Ltd.(136385101)                    722,520  22,911,109       0.2%
    Canadian Natural Resources, Ltd.(2171573)                      482,745  15,321,296       0.1%
    Canadian Pacific Railway, Ltd.(13645T100)                        1,271     181,702       0.0%
    Canadian Pacific Railway, Ltd.(2793115)                         50,372   7,200,721       0.1%
#   Canadian Tire Corp., Ltd. Class A                              110,915  10,781,404       0.1%
    Canadian Utilities, Ltd. Class A                                63,064   1,802,164       0.0%
#   Canadian Western Bank                                          436,858   8,289,000       0.1%
    Canam Group, Inc.                                              138,772     932,182       0.0%
#   Canexus Corp.                                                  204,536     234,836       0.0%
*   Canfor Corp.                                                   301,439   3,344,078       0.0%
    Canfor Pulp Products, Inc.                                     139,060   1,051,270       0.0%
    CanWel Building Materials Group, Ltd.                          108,050     527,643       0.0%
    Canyon Services Group, Inc.                                    195,058     775,113       0.0%
    Capital Power Corp.                                            195,969   3,017,043       0.0%
#*  Capstone Mining Corp.                                        2,120,114   1,280,319       0.0%
    Cascades, Inc.                                                 286,590   2,702,873       0.0%
    CCL Industries, Inc. Class B                                    41,300   7,344,891       0.1%
*   Celestica, Inc.(15101Q108)                                     358,253   4,245,298       0.0%
*   Celestica, Inc.(2263362)                                        29,256     346,151       0.0%
    Cenovus Energy, Inc.(15135U109)                                684,322   9,881,610       0.1%
    Cenovus Energy, Inc.(B57FG04)                                  132,772   1,915,409       0.0%
#   Centerra Gold, Inc.                                            916,633   4,633,392       0.0%
#*  Cequence Energy, Ltd.                                          872,690     188,683       0.0%
    Cervus Equipment Corp.                                          30,171     302,542       0.0%
*   CGI Group, Inc. Class A(2159740)                               127,986   6,079,168       0.1%
*   CGI Group, Inc. Class A(39945C109)                              60,019   2,849,102       0.0%
    Chesswood Group, Ltd.                                            1,400      11,784       0.0%
#*  China Gold International Resources Corp., Ltd.                 662,696   1,719,363       0.0%
*   Chinook Energy, Inc.                                           102,170      41,133       0.0%
#   CI Financial Corp.                                             166,600   3,065,450       0.0%
    Cineplex, Inc.                                                  85,467   3,249,696       0.0%
    Clairvest Group, Inc.                                              516      11,176       0.0%
#   Clarke, Inc.                                                     2,300      15,724       0.0%
    Clearwater Seafoods, Inc.                                       32,880     334,610       0.0%
    Cogeco Communications, Inc.                                     81,571   3,804,579       0.0%
    Cogeco, Inc.                                                    26,432     974,474       0.0%
    Colliers International Group, Inc.(194693107)                   36,361   1,265,363       0.0%
    Colliers International Group, Inc.(BYL7SB4)                     13,106     456,311       0.0%
    Computer Modelling Group, Ltd.                                 149,980   1,109,224       0.0%
#   Concordia International Corp.                                   41,720     142,265       0.0%
    Constellation Software, Inc.                                    20,424   9,567,897       0.1%
*   Continental Gold, Inc.                                         268,817     739,532       0.0%
#*  Copper Mountain Mining Corp.                                   396,715     127,181       0.0%
    Corby Spirit and Wine, Ltd.                                     12,785     232,004       0.0%
*   Corridor Resources, Inc.                                        12,500       3,821       0.0%
#   Corus Entertainment, Inc. Class B                              392,112   3,236,174       0.0%
    Cott Corp.(22163N106)                                          306,765   4,021,689       0.0%
    Cott Corp.(2228952)                                            183,186   2,402,327       0.0%
    Crescent Point Energy Corp.(22576C101)                         501,959   5,983,349       0.1%
    Crescent Point Energy Corp.(B67C8W8)                           185,017   2,202,877       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
*   Crew Energy, Inc.                                              854,533 $ 4,198,444       0.0%
*   CRH Medical Corp.                                               19,337      93,708       0.0%
#*  Delphi Energy Corp.                                            980,403     760,172       0.0%
#*  Denison Mines Corp.                                          2,747,177   1,105,998       0.0%
*   Descartes Systems Group, Inc. (The)(249906108)                   6,403     133,182       0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                    67,229   1,400,917       0.0%
*   Detour Gold Corp.                                              590,669  11,260,275       0.1%
#   DH Corp.                                                       202,957   2,626,805       0.0%
    DHX Media, Ltd.(BRF12N3)                                        25,968     131,650       0.0%
    DHX Media, Ltd.(BRF12P5)                                       135,170     686,280       0.0%
#   DirectCash Payments, Inc.                                       58,753     831,820       0.0%
*   DIRTT Environmental Solutions                                    2,800      10,312       0.0%
    Dollarama, Inc.                                                 73,924   5,524,046       0.1%
    Dominion Diamond Corp.(257287102)                              202,823   1,726,024       0.0%
    Dominion Diamond Corp.(B95LX89)                                107,279     911,788       0.0%
    Dorel Industries, Inc. Class B                                 131,460   3,337,220       0.0%
*   Dundee Precious Metals, Inc.                                   624,567   1,275,862       0.0%
    E-L Financial Corp., Ltd.                                           88      45,762       0.0%
#*  Eastern Platinum, Ltd.                                         266,973      93,549       0.0%
#*  Eastmain Resources, Inc.                                       103,500      55,558       0.0%
    Echelon Financial Holdings, Inc.                                   900       8,320       0.0%
*   ECN Capital Corp.                                              446,668     975,723       0.0%
*   Eldorado Gold Corp.(284902103)                                 214,595     678,120       0.0%
*   Eldorado Gold Corp.(2307873)                                 2,284,287   7,203,857       0.1%
    Element Fleet Management Corp.                                 717,129   6,987,904       0.1%
    Emera, Inc.                                                     40,782   1,422,338       0.0%
    Empire Co., Ltd. Class A                                       229,484   3,305,473       0.0%
#   Enbridge Income Fund Holdings, Inc.                            318,381   8,079,989       0.1%
    Enbridge, Inc.(2466149)                                        111,468   4,813,410       0.0%
    Enbridge, Inc.(29250N105)                                       66,923   2,889,066       0.0%
    Encana Corp.(2793193)                                          264,548   2,522,604       0.0%
    Encana Corp.(292505104)                                      1,322,311  12,614,847       0.1%
*   Endeavour Mining Corp.                                         268,873   5,251,977       0.0%
*   Endeavour Silver Corp.                                         377,285   1,656,757       0.0%
#   Enercare, Inc.                                                 318,499   4,601,887       0.0%
    Enerflex, Ltd.                                                 240,524   2,555,332       0.0%
#*  Energy Fuels, Inc.                                             103,670     149,944       0.0%
    Enerplus Corp.(292766102)                                      322,250   2,165,520       0.0%
    Enerplus Corp.(B584T89)                                        436,995   2,941,970       0.0%
    Enghouse Systems, Ltd.                                          34,177   1,283,963       0.0%
    Ensign Energy Services, Inc.                                   467,762   2,821,289       0.0%
#*  Epsilon Energy, Ltd.                                           134,516     290,835       0.0%
#   Equitable Group, Inc.                                           43,844   1,727,218       0.0%
*   Equity Financial Holdings, Inc.                                    100         718       0.0%
*   Essential Energy Services Trust                                790,850     341,976       0.0%
    Evertz Technologies, Ltd.                                       40,104     489,751       0.0%
    Exchange Income Corp.                                           81,291   2,281,215       0.0%
    Exco Technologies, Ltd.                                         89,752     769,513       0.0%
*   EXFO, Inc.                                                         198         861       0.0%
#   Extendicare, Inc.                                              203,197   1,396,762       0.0%
    Fairfax Financial Holdings, Ltd.                                34,414  17,625,212       0.1%
    Fiera Capital Corp.                                             75,431     676,534       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
    Finning International, Inc.                                    561,294 $10,445,015       0.1%
    Firm Capital Mortgage Investment Corp.                          54,602     562,181       0.0%
    First Capital Realty, Inc.                                     151,264   2,412,240       0.0%
#*  First Majestic Silver Corp.(32076V103)                         127,578   1,027,003       0.0%
#*  First Majestic Silver Corp.(2833583)                           252,573   2,028,041       0.0%
    First National Financial Corp.                                  23,335     425,364       0.0%
    First Quantum Minerals, Ltd.                                 1,849,608  17,568,036       0.1%
    FirstService Corp.(33767E103)                                   37,617   1,525,746       0.0%
    FirstService Corp.(BYL7ZF7)                                     13,106     531,060       0.0%
#   Fortis, Inc.                                                   119,828   3,944,238       0.0%
#*  Fortress Paper, Ltd. Class A                                    14,264      72,208       0.0%
*   Fortuna Silver Mines, Inc.                                     362,215   2,476,338       0.0%
    Franco-Nevada Corp.                                             36,170   2,367,688       0.0%
*   Fraser Papers, Inc.                                              6,400          --       0.0%
    Freehold Royalties, Ltd.                                       297,293   2,792,732       0.0%
#   Gamehost, Inc.                                                  36,480     287,750       0.0%
*   GBS Gold International, Inc.                                    42,400          --       0.0%
#   Genworth MI Canada, Inc.                                       211,243   4,587,720       0.0%
    George Weston, Ltd.                                             81,255   6,621,316       0.1%
    Gibson Energy, Inc.                                            321,165   4,029,827       0.0%
    Gildan Activewear, Inc.                                        163,400   4,196,772       0.0%
#*  Glacier Media, Inc.                                             28,375      14,808       0.0%
    Gluskin Sheff + Associates, Inc.                                71,805     861,360       0.0%
#   GMP Capital, Inc.                                              191,423     689,311       0.0%
    goeasy, Ltd.                                                       500       9,495       0.0%
    Goldcorp, Inc.(380956409)                                      574,363   8,730,318       0.1%
    Goldcorp, Inc.(2676302)                                        282,084   4,283,942       0.0%
#*  Golden Star Resources, Ltd.                                    455,914     414,684       0.0%
*   Gran Tierra Energy, Inc.(38500T101)                             49,235     143,274       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                            1,490,752   4,356,779       0.0%
    Granite Oil Corp.                                              156,325     590,895       0.0%
*   Great Canadian Gaming Corp.                                    135,379   2,248,747       0.0%
#*  Great Panther Silver, Ltd.                                      98,337     134,166       0.0%
    Great-West Lifeco, Inc.                                        114,300   2,870,922       0.0%
*   Heroux-Devtek, Inc.                                             70,770     763,997       0.0%
    High Liner Foods, Inc.                                          75,317   1,379,661       0.0%
    HNZ Group, Inc.                                                  6,940      65,452       0.0%
#   Home Capital Group, Inc.                                       269,740   5,339,295       0.1%
    Horizon North Logistics, Inc.                                  402,615     546,305       0.0%
    HudBay Minerals, Inc.(B05BQ98)                                  59,151     251,392       0.0%
    HudBay Minerals, Inc.(B05BDX1)                               1,121,535   4,724,277       0.0%
    Hudson's Bay Co.                                               237,111   2,913,285       0.0%
*   Husky Energy, Inc.                                             516,884   5,560,752       0.1%
*   IAMGOLD Corp.(450913108)                                       208,317     835,351       0.0%
*   IAMGOLD Corp.(2446646)                                       1,952,769   7,818,064       0.1%
    IGM Financial, Inc.                                             83,880   2,251,308       0.0%
*   IMAX Corp.                                                      97,375   2,945,594       0.0%
#*  Imperial Metals Corp.                                          108,119     415,129       0.0%
    Imperial Oil, Ltd.(2454241)                                     36,503   1,183,837       0.0%
#   Imperial Oil, Ltd.(453038408)                                  210,937   6,851,234       0.1%
*   Indigo Books & Music, Inc.                                       5,523      71,029       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.       296,292  11,473,501       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
#   Innergex Renewable Energy, Inc.                                291,886 $ 3,244,629       0.0%
    Intact Financial Corp.                                          91,312   6,207,283       0.1%
    Inter Pipeline, Ltd.                                           131,048   2,717,099       0.0%
*   Interfor Corp.                                                 338,568   3,788,791       0.0%
*   Intertain Group, Ltd. (The)                                    166,000   1,025,975       0.0%
    Intertape Polymer Group, Inc.                                  108,984   1,846,057       0.0%
*   Ithaca Energy, Inc.                                          2,041,344   1,963,270       0.0%
*   Ivanhoe Mines, Ltd. Class A                                  1,182,852   1,843,108       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                       103,100   1,552,688       0.0%
#   Just Energy Group, Inc.(B63MCN1)                               242,145   1,270,932       0.0%
    Just Energy Group, Inc.(B693818)                                 6,432      33,704       0.0%
#   K-Bro Linen, Inc.                                                9,007     258,264       0.0%
*   Kelt Exploration, Ltd.                                          71,187     314,724       0.0%
    Keyera Corp.                                                   135,304   4,061,238       0.0%
*   Kingsway Financial Services, Inc.                               15,975      90,219       0.0%
*   Kinross Gold Corp.(496902404)                                   52,598     203,028       0.0%
*   Kinross Gold Corp.(B03Z841)                                  4,580,632  17,792,509       0.1%
#*  Kirkland Lake Gold, Inc.                                       262,319   1,818,808       0.0%
*   Klondex Mines, Ltd.                                            198,249   1,092,269       0.0%
*   Knight Therapeutics, Inc.                                      226,951   1,509,284       0.0%
#   Labrador Iron Ore Royalty Corp.                                219,846   2,407,767       0.0%
    Laurentian Bank of Canada                                      157,441   5,818,497       0.1%
    Leon's Furniture, Ltd.                                          46,594     578,734       0.0%
#*  Lightstream Resources, Ltd.                                    696,278      59,697       0.0%
    Linamar Corp.                                                  183,866   7,477,738       0.1%
#   Liquor Stores N.A., Ltd.                                       121,160     964,727       0.0%
    Loblaw Cos., Ltd.                                               99,529   4,910,762       0.0%
    Lucara Diamond Corp.                                           961,871   2,717,879       0.0%
*   Lundin Mining Corp.                                          2,010,294   7,868,518       0.1%
#   MacDonald Dettwiler & Associates, Ltd.                          85,493   4,893,236       0.0%
    Magellan Aerospace Corp.                                        60,888     832,994       0.0%
    Magna International, Inc.(559222401)                           110,082   4,518,866       0.0%
    Magna International, Inc.(2554475)                             310,950  12,766,731       0.1%
#*  Mainstreet Equity Corp.                                         16,582     401,786       0.0%
    Major Drilling Group International, Inc.                       326,726   1,673,457       0.0%
    Mandalay Resources Corp.                                     1,138,580     848,863       0.0%
#   Manitoba Telecom Services, Inc.                                 99,164   2,771,683       0.0%
    Manulife Financial Corp.(56501R106)                            696,767  10,089,186       0.1%
    Manulife Financial Corp.(2492519)                              537,959   7,792,845       0.1%
    Maple Leaf Foods, Inc.                                         278,143   6,335,099       0.1%
    Martinrea International, Inc.                                  438,460   2,572,639       0.0%
*   Maxim Power Corp.                                               24,537      64,759       0.0%
*   McCoy Global, Inc.                                              29,306      38,236       0.0%
    Mediagrif Interactive Technologies, Inc.                         1,100      15,131       0.0%
#   Medical Facilities Corp.                                       134,234   2,189,697       0.0%
#*  MEG Energy Corp.                                               262,612   1,070,967       0.0%
    Melcor Developments, Ltd.                                        2,962      27,383       0.0%
*   Mercator Minerals, Ltd.                                        131,933          --       0.0%
#*  Merus Labs International, Inc.                                 230,308     212,914       0.0%
    Methanex Corp.(59151K108)                                       99,251   3,607,774       0.0%
    Methanex Corp.(2654416)                                        123,400   4,485,015       0.0%
    Metro, Inc.                                                    429,261  13,268,591       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
*   Midas Gold Corp.                                                77,803 $    56,266       0.0%
*   Mitel Networks Corp.                                           253,367   1,688,733       0.0%
    Morguard Corp.                                                     245      30,776       0.0%
    Morneau Shepell, Inc.                                          160,640   2,400,079       0.0%
    MTY Food Group, Inc.                                            19,978     720,894       0.0%
#   Mullen Group, Ltd.                                             334,845   4,640,847       0.0%
#   National Bank of Canada                                        559,165  19,960,352       0.1%
    Nevsun Resources, Ltd.                                         901,704   2,615,096       0.0%
#   New Flyer Industries, Inc.                                     122,224   3,417,133       0.0%
*   New Gold, Inc.                                               2,026,556   7,992,605       0.1%
#   Newalta Corp.                                                  299,921     507,583       0.0%
*   Newmarket Gold, Inc.                                             7,882      23,271       0.0%
    Norbord, Inc.                                                   70,792   1,665,164       0.0%
    North American Energy Partners, Inc.(656844107)                  6,310      18,615       0.0%
    North American Energy Partners, Inc.(B1HTYS2)                   17,176      51,350       0.0%
    North West Co., Inc. (The)                                      97,792   1,866,454       0.0%
    Northern Blizzard Resources, Inc.                              127,100     327,866       0.0%
*   Northern Dynasty Minerals, Ltd.                                 47,400      39,580       0.0%
#   Northland Power, Inc.                                          180,733   3,233,872       0.0%
*   NuVista Energy, Ltd.                                           901,179   4,582,152       0.0%
    OceanaGold Corp.                                             2,220,602   6,787,794       0.1%
    Onex Corp.                                                      81,487   5,270,866       0.1%
#   Open Text Corp.                                                 95,000   5,898,457       0.1%
*   Orbite Technologies, Inc.                                      174,500      39,029       0.0%
    Osisko Gold Royalties, Ltd.                                    338,001   3,558,169       0.0%
*   Painted Pony Petroleum, Ltd.                                   447,328   2,741,397       0.0%
    Pan American Silver Corp.(697900108)                           324,536   5,202,312       0.0%
    Pan American Silver Corp.(2669272)                             251,903   4,022,791       0.0%
*   Paramount Resources, Ltd. Class A                              116,993   1,327,541       0.0%
*   Parex Resources, Inc.                                          362,914   4,174,877       0.0%
#   Parkland Fuel Corp.                                            164,211   3,835,630       0.0%
    Pason Systems, Inc.                                            138,833   1,578,471       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                                 31,867     980,229       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                                 84,580   2,598,631       0.0%
#   Pengrowth Energy Corp.                                       3,418,748   5,276,082       0.1%
    Penn West Petroleum, Ltd.(707887105)                           156,120     248,231       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                           1,749,082   2,790,603       0.0%
#*  Performance Sports Group, Ltd.                                  32,794      86,551       0.0%
*   Perpetual Energy, Inc.                                          36,559      51,787       0.0%
#   Peyto Exploration & Development Corp.                          179,448   4,610,281       0.0%
    PHX Energy Services Corp.                                       88,342     243,693       0.0%
*   Pilot Gold, Inc.                                                19,500       8,432       0.0%
#*  Pine Cliff Energy, Ltd.                                        136,100     103,498       0.0%
#   Pizza Pizza Royalty Corp.                                       64,023     725,527       0.0%
*   Platinum Group Metals, Ltd.                                     31,563      54,358       0.0%
*   Points International, Ltd.                                       6,420      53,177       0.0%
*   Polaris Materials Corp.                                          7,200       6,710       0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)                  785,995  12,795,999       0.1%
    Potash Corp. of Saskatchewan, Inc.(2696980)                     74,800   1,216,274       0.0%
    PrairieSky Royalty, Ltd.                                        24,105     524,225       0.0%
    Precision Drilling Corp.(74022D308)                            455,094   2,025,168       0.0%
#   Precision Drilling Corp.(B5YPLH9)                            1,014,251   4,521,897       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
    Premium Brands Holdings Corp.                                   46,189 $ 2,235,240       0.0%
#*  Pretium Resources, Inc.                                        455,204   4,449,209       0.0%
*   Primero Mining Corp.(74164W106)                                 81,988     112,324       0.0%
#*  Primero Mining Corp.(B4Z8FV2)                                  655,411     884,436       0.0%
#   Pulse Seismic, Inc.                                            120,926     208,260       0.0%
    Pure Technologies, Ltd.                                          2,898      10,500       0.0%
*   QLT, Inc.                                                       59,679     100,110       0.0%
    Quebecor, Inc. Class B                                         116,100   3,258,036       0.0%
*   Questerre Energy Corp. Class A                                  81,025      30,204       0.0%
*   Raging River Exploration, Inc.                                 370,604   2,970,248       0.0%
#*  Redknee Solutions, Inc.                                         97,467     139,519       0.0%
    Reitmans Canada, Ltd. Class A                                  163,108     798,941       0.0%
    Restaurant Brands International, Inc.                           30,875   1,372,606       0.0%
    Richelieu Hardware, Ltd.                                        75,705   1,455,627       0.0%
*   Richmont Mines, Inc.                                           162,101   1,534,841       0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                       36,635   1,267,205       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                         60,100   2,078,162       0.0%
#*  RMP Energy, Inc.                                               539,325     321,673       0.0%
#   Rocky Mountain Dealerships, Inc.                                49,570     334,088       0.0%
    Rogers Communications, Inc. Class B(775109200)                  34,327   1,380,975       0.0%
    Rogers Communications, Inc. Class B(2169051)                    36,400   1,464,358       0.0%
#   Rogers Sugar, Inc.                                             333,126   1,559,704       0.0%
    Royal Bank of Canada(780087102)                                699,021  43,674,832       0.3%
    Royal Bank of Canada(2754383)                                  304,065  18,996,978       0.1%
*   Royal Nickel Corp.                                             167,000      44,822       0.0%
    Russel Metals, Inc.                                            240,460   3,827,496       0.0%
#*  Sabina Gold & Silver Corp.                                     379,498     390,448       0.0%
#*  Sandstorm Gold, Ltd.                                           582,316   2,800,222       0.0%
    Sandvine Corp.                                                 461,887   1,036,517       0.0%
    Saputo, Inc.                                                   147,484   5,299,880       0.1%
#*  Savanna Energy Services Corp.                                  554,975     570,987       0.0%
#*  Sears Canada, Inc.                                              15,055      29,295       0.0%
#   Secure Energy Services, Inc.                                   500,401   3,066,649       0.0%
*   SEMAFO, Inc.                                                 1,239,648   4,861,365       0.0%
*   Seven Generations Energy, Ltd. Class A                         108,200   2,307,105       0.0%
    Shaw Communications, Inc. Class B(82028K200)                   257,261   5,098,913       0.0%
    Shaw Communications, Inc. Class B(2801836)                      75,902   1,504,119       0.0%
    ShawCor, Ltd.                                                  124,989   3,126,356       0.0%
#*  Sherritt International Corp.                                 1,824,664   1,169,918       0.0%
#   Sienna Senior Living, Inc.                                     100,173   1,192,696       0.0%
*   Sierra Wireless, Inc.(826516106)                                50,280     686,322       0.0%
#*  Sierra Wireless, Inc.(2418968)                                  49,826     681,286       0.0%
*   Silver Standard Resources, Inc.(82823L106)                      80,061     877,469       0.0%
*   Silver Standard Resources, Inc.(2218458)                       367,333   4,031,272       0.0%
    Silver Wheaton Corp.(828336107)                                103,338   2,491,479       0.0%
    Silver Wheaton Corp.(B058ZX6)                                  213,599   5,146,887       0.0%
    SNC-Lavalin Group, Inc.                                        342,254  13,906,541       0.1%
*   Solium Capital, Inc.                                            16,806      92,594       0.0%
#*  Southern Pacific Resource Corp.                                665,787         666       0.0%
#*  Spartan Energy Corp.                                         1,154,326   2,685,080       0.0%
#*  Sprott Resource Corp.                                           29,662      11,278       0.0%
    Sprott, Inc.                                                   576,170     957,921       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
    Stantec, Inc.(85472N109)                                        39,912 $   890,038       0.0%
#   Stantec, Inc.(2854238)                                         112,330   2,499,014       0.0%
    Stella-Jones, Inc.                                              45,082   1,599,868       0.0%
*   Stornoway Diamond Corp.                                        872,368     747,948       0.0%
    Strad Energy Services, Ltd.                                      1,000       1,230       0.0%
#*  Street Capital Group, Inc.                                      32,800      34,969       0.0%
    Stuart Olson, Inc.                                              74,301     324,059       0.0%
#   Student Transportation, Inc.                                   271,004   1,569,896       0.0%
    Sun Life Financial, Inc.(866796105)                            103,396   3,461,698       0.0%
    Sun Life Financial, Inc.(2566124)                              303,126  10,144,879       0.1%
#   Suncor Energy, Inc.(867224107)                                 824,336  24,746,567       0.2%
    Suncor Energy, Inc.(B3NB1P2)                                   882,670  26,487,352       0.2%
*   SunOpta, Inc.(8676EP108)                                       108,217     719,643       0.0%
#*  SunOpta, Inc.(2817510)                                          79,871     529,972       0.0%
    Superior Plus Corp.                                            417,489   3,716,408       0.0%
#   Surge Energy, Inc.                                           1,090,904   2,228,493       0.0%
    Tahoe Resources, Inc.(873868103)                               410,968   4,956,274       0.0%
    Tahoe Resources, Inc.(B5B9KV1)                                 260,699   3,125,357       0.0%
*   Taseko Mines, Ltd.                                             404,489     177,923       0.0%
    Teck Resources, Ltd. Class B(2879327)                          209,473   4,522,730       0.0%
    Teck Resources, Ltd. Class B(878742204)                        600,481  12,958,380       0.1%
    TELUS Corp.                                                     87,440   2,831,223       0.0%
*   Tembec, Inc.                                                   128,010     103,072       0.0%
#*  Teranga Gold Corp.(B5TDK82)                                  1,569,724   1,275,627       0.0%
*   Teranga Gold Corp.(B4L8QT1)                                     41,624      35,076       0.0%
#*  Theratechnologies, Inc.                                         35,700      86,768       0.0%
    Thomson Reuters Corp.                                          154,878   6,103,669       0.1%
#*  Timmins Gold Corp.                                           1,707,071     763,619       0.0%
    TMX Group, Ltd.                                                 71,865   3,315,981       0.0%
    TORC Oil & Gas, Ltd.                                           627,593   3,551,354       0.0%
*   Torex Gold Resources, Inc.                                      69,551   1,293,743       0.0%
    Toromont Industries, Ltd.                                      139,795   4,106,406       0.0%
    Toronto-Dominion Bank (The)(891160509)                         140,552   6,378,250       0.1%
    Toronto-Dominion Bank (The)(2897222)                           680,144  30,860,780       0.2%
#   Torstar Corp. Class B                                          361,870     450,550       0.0%
    Total Energy Services, Inc.                                    106,247   1,005,992       0.0%
*   Tourmaline Oil Corp.                                           489,907  12,838,464       0.1%
    TransAlta Corp.(89346D107)                                     421,210   1,874,385       0.0%
    TransAlta Corp.(2901628)                                       585,354   2,579,171       0.0%
#   TransAlta Renewables, Inc.                                     211,657   2,337,016       0.0%
    TransCanada Corp.(89353D107)                                    93,059   4,213,712       0.0%
    TransCanada Corp.(2665184)                                     224,870  10,179,756       0.1%
    Transcontinental, Inc. Class A                                 244,176   3,265,875       0.0%
    TransForce, Inc.                                               374,706   8,500,935       0.1%
    TransGlobe Energy Corp.(893662106)                              30,106      54,793       0.0%
    TransGlobe Energy Corp.(2470548)                               334,147     610,348       0.0%
*   Trevali Mining Corp.                                           574,241     440,966       0.0%
*   Trican Well Service, Ltd.                                      655,230   1,406,891       0.0%
#*  Trilogy Energy Corp.                                           212,988   1,143,304       0.0%
    Trinidad Drilling, Ltd.                                      1,332,919   2,553,941       0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                      263,904     818,102       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      1,021,633   3,168,563       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CANADA -- (Continued)
*   TVA Group, Inc. Class B                                          4,447 $       11,604       0.0%
    Uni-Select, Inc.                                               107,922      2,428,305       0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)         168,193      3,000,563       0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)            41,511        740,903       0.0%
#   Valener, Inc.                                                   93,316      1,465,172       0.0%
#   Veresen, Inc.                                                  772,285      6,995,648       0.1%
    Vermilion Energy, Inc.(923725105)                               74,042      2,908,370       0.0%
    Vermilion Energy, Inc.(B607XS1)                                 42,561      1,669,059       0.0%
    Wajax Corp.                                                     72,058        819,268       0.0%
    Waste Connections, Inc.(94106B101)                              38,820      2,919,650       0.0%
    Waste Connections, Inc.(BYQFRK5)                                74,952      5,624,894       0.1%
#*  Wesdome Gold Mines, Ltd.                                       226,951        441,618       0.0%
    West Fraser Timber Co., Ltd.                                   227,725      7,796,266       0.1%
    Western Energy Services Corp.                                  420,557        733,694       0.0%
    Western Forest Products, Inc.                                1,567,693      2,384,324       0.0%
    WestJet Airlines, Ltd.                                          37,767        618,046       0.0%
    Westshore Terminals Investment Corp.                           156,766      3,023,586       0.0%
    Whitecap Resources, Inc.                                     1,034,546      8,268,348       0.1%
    Wi-LAN, Inc.                                                   503,972        721,409       0.0%
    Winpak, Ltd.                                                    40,287      1,376,840       0.0%
#   WSP Global, Inc.                                               221,082      7,161,718       0.1%
*   Xtreme Drilling Corp.                                          285,058        595,066       0.0%
    Yamana Gold, Inc.(98462Y100)                                   135,431        482,134       0.0%
    Yamana Gold, Inc.(2219279)                                   2,466,989      8,810,018       0.1%
*   Yellow Pages, Ltd.                                              60,131        974,164       0.0%
    ZCL Composites, Inc.                                            27,796        242,254       0.0%
                                                                           --------------       ---
TOTAL CANADA                                                                1,523,559,439       9.0%
                                                                           --------------       ---
CHINA -- (0.0%)
*   AVIC Joy Holdings HK, Ltd.                                   1,655,000         32,344       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                   186,000         51,217       0.0%
*   Hanfeng Evergreen, Inc.                                         42,625             --       0.0%
    Hua Hong Semiconductor, Ltd.                                    35,000         41,354       0.0%
    K Wah International Holdings, Ltd.                           3,593,959      1,943,087       0.0%
*   Lifestyle China Group, Ltd.                                  1,639,500        460,528       0.0%
*   United Photovoltaics Group, Ltd.                             2,056,000        179,661       0.0%
                                                                           --------------       ---
TOTAL CHINA                                                                     2,708,191       0.0%
                                                                           --------------       ---
DENMARK -- (1.8%)
    ALK-Abello A.S.                                                 15,556      2,104,485       0.0%
    Alm Brand A.S.                                                 353,496      2,660,335       0.0%
#   Ambu A.S. Class B                                               58,274      3,020,041       0.0%
    AP Moller--Maersk A.S. Class A                                   2,225      3,252,200       0.0%
    AP Moller--Maersk A.S. Class B                                   4,369      6,701,526       0.0%
#*  Bang & Olufsen A.S.                                            145,022      1,603,198       0.0%
#*  Bavarian Nordic A.S.                                            64,293      2,178,044       0.0%
    Brodrene Hartmann A.S.                                           2,587        127,803       0.0%
    Carlsberg A.S. Class B                                          97,815      8,812,576       0.1%
    Chr Hansen Holding A.S.                                        206,213     12,349,657       0.1%
    Coloplast A.S. Class B                                          39,319      2,739,067       0.0%
#*  D/S Norden A.S.                                                124,721      1,776,036       0.0%
    Danske Bank A.S.                                               300,617      9,273,740       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
DENMARK -- (Continued)
    DFDS A.S.                                                      141,423 $  6,833,307       0.0%
#   Djurslands Bank A.S.                                             1,040       33,385       0.0%
    DSV A.S.                                                       505,749   24,488,281       0.2%
#   FLSmidth & Co. A.S.                                            194,442    7,054,914       0.0%
    Fluegger A.S. Class B                                              350       17,158       0.0%
#*  Genmab A.S.                                                     70,671   11,637,682       0.1%
    GN Store Nord A.S.                                             430,143    8,718,248       0.1%
    Gronlandsbanken A.S.                                                33        2,940       0.0%
*   H Lundbeck A.S.                                                124,914    4,025,788       0.0%
*   H+H International A.S. Class B                                  55,298      555,564       0.0%
    Harboes Bryggeri A.S. Class B                                    2,462       51,053       0.0%
    IC Group A.S.                                                   28,486      673,122       0.0%
    ISS A.S.                                                       269,807   10,591,459       0.1%
#*  Jeudan A.S.                                                      2,094      214,897       0.0%
    Jyske Bank A.S.                                                217,477    9,860,472       0.1%
    Matas A.S.                                                      50,305      976,302       0.0%
    NKT Holding A.S.                                               116,425    7,838,403       0.1%
#   NNIT A.S.                                                       13,737      408,512       0.0%
#   Nordjyske Bank A.S.                                              6,010       88,565       0.0%
    Novo Nordisk A.S. Class B                                      600,030   21,376,357       0.1%
    Novo Nordisk A.S. Sponsored ADR                                595,283   21,156,358       0.1%
    Novozymes A.S. Class B                                         304,991   11,314,188       0.1%
    Pandora A.S.                                                   170,740   22,205,675       0.1%
*   Parken Sport & Entertainment A.S.                                5,510       62,254       0.0%
    Per Aarsleff Holding A.S.                                       55,329    1,305,389       0.0%
    Ringkjoebing Landbobank A.S.                                     9,856    2,086,745       0.0%
    Rockwool International A.S. Class A                                 55        8,956       0.0%
    Rockwool International A.S. Class B                             27,687    4,630,878       0.0%
    Royal Unibrew A.S.                                             128,234    5,998,970       0.0%
    RTX A.S.                                                        32,648      566,603       0.0%
*   Santa Fe Group A.S.                                             73,886      718,084       0.0%
    Schouw & Co., AB                                                61,281    3,887,566       0.0%
    SimCorp A.S.                                                   119,132    6,578,882       0.0%
    Solar A.S. Class B                                              18,461    1,014,625       0.0%
    Spar Nord Bank A.S.                                            124,552    1,248,845       0.0%
    Sydbank A.S.                                                   264,021    8,244,392       0.1%
*   TDC A.S.                                                     2,454,957   13,535,404       0.1%
*   Tivoli A.S.                                                        900       56,766       0.0%
#*  TK Development A.S.                                            323,407      428,123       0.0%
*   Topdanmark A.S.                                                264,350    7,114,416       0.1%
    Tryg A.S.                                                      260,429    5,078,613       0.0%
    United International Enterprises                                 2,806      519,220       0.0%
    Vestas Wind Systems A.S.                                       303,349   24,303,059       0.2%
*   Vestjysk Bank A.S.                                              23,224       31,886       0.0%
*   William Demant Holding A.S.                                    340,622    6,337,967       0.0%
#*  Zealand Pharma A.S.                                             31,723      439,646       0.0%
                                                                           ------------       ---
TOTAL DENMARK                                                               320,918,627       1.9%
                                                                           ------------       ---
FINLAND -- (1.7%)
    Ahlstrom Oyj                                                    24,928      347,792       0.0%
    Alandsbanken Abp Class B                                         1,250       18,178       0.0%
    Alma Media Oyj                                                  25,653      147,805       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                  SHARES       VALUE++   OF NET ASSETS**
                                                                 ---------   ----------- ---------------
FINLAND -- (Continued)
    Amer Sports Oyj                                                399,848   $10,879,579       0.1%
    Apetit Oyj                                                       1,800        25,532       0.0%
    Aspo Oyj                                                         9,835        76,229       0.0%
    Atria Oyj                                                       31,280       343,291       0.0%
#*  BasWare Oyj                                                      6,855       252,146       0.0%
#   Bittium Oyj                                                     31,438       194,753       0.0%
    Cargotec Oyj Class B                                           145,398     5,962,811       0.0%
    Caverion Corp.                                                 185,594     1,335,327       0.0%
    Citycon Oyj                                                    942,381     2,208,379       0.0%
    Comptel Oyj                                                    159,308       375,698       0.0%
    Cramo Oyj                                                      111,690     2,927,252       0.0%
    Digia Oyj                                                       10,944        39,708       0.0%
    Elisa Oyj                                                      251,858     8,485,396       0.1%
    F-Secure Oyj                                                   162,301       573,829       0.0%
*   Finnair Oyj                                                    275,357     1,220,529       0.0%
    Fiskars Oyj Abp                                                 65,842     1,179,571       0.0%
    Fortum Oyj                                                     657,396    10,958,072       0.1%
    HKScan Oyj Class A                                             154,963       539,462       0.0%
    Huhtamaki Oyj                                                  336,825    13,593,575       0.1%
    Ilkka-Yhtyma Oyj                                                29,672        90,572       0.0%
    Kemira Oyj                                                     409,340     4,878,545       0.0%
    Kesko Oyj Class A                                                5,184       242,101       0.0%
    Kesko Oyj Class B                                              220,147    10,939,088       0.1%
#   Kone Oyj Class B                                               181,078     8,331,704       0.1%
#   Konecranes Oyj                                                 143,246     4,879,294       0.0%
    Lassila & Tikanoja Oyj                                         112,781     2,348,070       0.0%
    Lemminkainen Oyj                                                23,812       451,760       0.0%
#   Metsa Board Oyj                                                660,036     3,791,602       0.0%
    Metso Oyj                                                      497,479    13,043,777       0.1%
    Metso Oyj Sponsored ADR                                         40,984       275,003       0.0%
    Munksjo Oyj                                                     11,852       170,339       0.0%
    Neste Oyj                                                      398,491    17,191,736       0.1%
    Nokia Oyj(5946455)                                           1,186,596     5,291,744       0.0%
    Nokia Oyj(5902941)                                           2,578,097    11,510,064       0.1%
#   Nokia Oyj Sponsored ADR                                        749,607     3,358,239       0.0%
    Nokian Renkaat Oyj                                             377,274    12,654,366       0.1%
    Olvi Oyj Class A                                                17,880       541,454       0.0%
    Oriola-KD Oyj Class A                                            1,000         4,561       0.0%
    Oriola-KD Oyj Class B                                          288,341     1,351,266       0.0%
    Orion Oyj Class A                                               33,875     1,438,979       0.0%
    Orion Oyj Class B                                              164,975     7,021,978       0.1%
*   Outokumpu Oyj                                                1,255,910     8,755,657       0.1%
#*  Outotec Oyj                                                    696,859     3,034,339       0.0%
#   PKC Group Oyj                                                   76,801     1,346,840       0.0%
    Ponsse Oy                                                       48,669     1,216,054       0.0%
*   Poyry Oyj                                                       26,849        91,187       0.0%
*   QT Group Oyj                                                    10,944        61,645       0.0%
    Raisio Oyj Class V                                             410,502     1,716,406       0.0%
    Ramirent Oyj                                                   435,588     3,211,767       0.0%
    Rapala VMC Oyj                                                  14,912        68,984       0.0%
#   Revenio Group Oyj                                                2,718        79,883       0.0%
    Saga Furs Oyj                                                      278         4,153       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FINLAND -- (Continued)
    Sampo Oyj Class A                                              346,939 $ 15,894,666       0.1%
    Sanoma Oyj                                                     432,955    4,048,586       0.0%
    Sponda Oyj                                                     492,518    2,331,804       0.0%
*   Stockmann Oyj Abp Class A                                        8,998       68,190       0.0%
#*  Stockmann Oyj Abp Class B                                      119,801      894,734       0.0%
    Stora Enso Oyj Class R                                       1,956,270   18,487,004       0.1%
    Stora Enso Oyj Sponsored ADR                                   102,498      963,481       0.0%
*   Talvivaara Mining Co. P.L.C.                                   676,382        4,232       0.0%
    Technopolis Oyj                                                375,263    1,297,503       0.0%
    Teleste Oyj                                                     17,088      182,186       0.0%
    Tieto Oyj                                                      254,255    6,974,845       0.1%
    Tikkurila Oyj                                                   84,564    1,628,128       0.0%
    UPM-Kymmene Oyj                                              1,573,268   36,596,585       0.2%
    UPM-Kymmene Oyj Sponsored ADR                                   76,179    1,770,400       0.0%
    Uponor Oyj                                                     119,745    2,037,022       0.0%
    Vaisala Oyj Class A                                             11,893      403,928       0.0%
    Valmet Oyj                                                     369,766    5,489,945       0.0%
    Wartsila Oyj Abp                                               311,496   13,461,080       0.1%
    YIT Oyj                                                        446,859    3,726,762       0.0%
                                                                           ------------       ---
TOTAL FINLAND                                                               307,339,152       1.8%
                                                                           ------------       ---
FRANCE -- (6.7%)
    ABC Arbitrage                                                   98,192      816,517       0.0%
    Accor SA                                                       303,921   11,532,698       0.1%
    Actia Group                                                     41,270      369,770       0.0%
    Aeroports de Paris                                              19,931    2,013,171       0.0%
#*  Air France-KLM                                                 298,142    1,817,382       0.0%
#   Air Liquide SA                                                  77,056    7,829,841       0.1%
    Airbus Group SE                                                140,258    8,328,502       0.1%
    Akka Technologies                                               20,921      731,520       0.0%
    Albioma SA                                                      66,591    1,100,010       0.0%
*   Alstom SA                                                      280,084    7,526,326       0.1%
    Altamir                                                         29,720      379,812       0.0%
    Alten SA                                                        81,511    5,823,897       0.0%
    Altran Technologies SA                                         330,624    4,717,494       0.0%
    April SA                                                        24,454      335,276       0.0%
#*  Archos                                                          86,942      131,730       0.0%
    Arkema SA                                                      231,051   21,908,796       0.1%
    Assystem                                                        27,878      835,717       0.0%
    Atos SE                                                        224,779   23,326,119       0.1%
    Aubay                                                           16,756      475,143       0.0%
    AXA SA                                                         761,074   17,171,595       0.1%
    AXA SA Sponsored ADR                                           404,668    9,141,450       0.1%
    Axway Software SA                                               15,891      486,733       0.0%
#   Beneteau SA                                                     50,383      582,548       0.0%
*   Bigben Interactive                                              10,657       73,572       0.0%
    BioMerieux                                                      30,604    4,458,723       0.0%
    BNP Paribas SA                                                 796,740   46,197,577       0.3%
    Boiron SA                                                       15,025    1,269,893       0.0%
*   Bollore SA(BD3RTL2)                                             10,657       38,489       0.0%
    Bollore SA(4572709)                                          1,582,642    5,210,451       0.0%
    Bonduelle SCA                                                   47,024    1,114,227       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
#   Bourbon Corp.                                                   19,784 $   258,194       0.0%
    Bouygues SA                                                    360,163  11,740,409       0.1%
    Bureau Veritas SA                                              225,236   4,254,060       0.0%
    Burelle SA                                                         125     122,922       0.0%
    Capgemini SA                                                   194,858  16,137,524       0.1%
    Carrefour SA                                                   935,989  24,531,284       0.2%
#   Casino Guichard Perrachon SA                                   220,078  10,955,697       0.1%
    Catering International Services                                  1,341      21,558       0.0%
#*  Cegedim SA                                                       6,183     157,410       0.0%
*   Cegid Group SA                                                  20,183          --       0.0%
#*  CGG SA                                                          72,034   1,902,582       0.0%
#   CGG SA Sponsored ADR                                             3,774      98,954       0.0%
    Chargeurs SA                                                    99,973   1,738,153       0.0%
    Christian Dior SE                                               21,137   4,076,607       0.0%
    Cie de Saint-Gobain                                            677,742  30,093,894       0.2%
    Cie des Alpes                                                   13,665     253,018       0.0%
    Cie Generale des Etablissements Michelin                       362,160  39,224,836       0.2%
    CNP Assurances                                                 224,229   3,883,246       0.0%
*   Coface SA                                                       55,637     360,261       0.0%
    Credit Agricole SA                                             739,191   7,975,124       0.1%
    Danone SA                                                      160,219  11,112,523       0.1%
    Danone SA Sponsored ADR                                         35,465     493,318       0.0%
    Dassault Systemes                                               34,036   2,694,037       0.0%
    Dassault Systemes Sponsored ADR                                 10,986     869,102       0.0%
    Derichebourg SA                                                366,500   1,146,180       0.0%
#   Devoteam SA                                                     15,053     812,970       0.0%
    Edenred                                                        422,203   9,771,288       0.1%
    Eiffage SA                                                     162,801  12,052,902       0.1%
#   Electricite de France SA                                       744,403   8,344,917       0.1%
    Electricite de Strasbourg SA                                       606      66,554       0.0%
    Elior Group                                                    232,649   5,226,316       0.0%
    Elis SA                                                         19,813     329,170       0.0%
#   Engie SA                                                     2,052,295  29,597,618       0.2%
#*  Eramet                                                          22,844   1,072,223       0.0%
    Essilor International SA                                       112,316  12,621,334       0.1%
*   Esso SA Francaise                                                7,281     292,818       0.0%
#*  Etablissements Maurel et Prom                                  595,343   2,620,626       0.0%
    Euler Hermes Group                                              30,757   2,668,058       0.0%
    Eurofins Scientific SE                                          13,901   6,317,255       0.0%
    Euronext NV                                                     95,740   3,833,975       0.0%
    Eutelsat Communications SA                                     369,137   7,735,202       0.1%
    Exel Industries Class A                                          2,909     212,978       0.0%
    Faiveley Transport SA                                           11,438   1,246,991       0.0%
    Faurecia                                                       352,644  12,998,961       0.1%
    Fimalac                                                            108      11,684       0.0%
    Fleury Michon SA                                                 2,837     185,602       0.0%
    Gaumont SA                                                         768      45,321       0.0%
    Gaztransport Et Technigaz SA                                    31,872   1,076,850       0.0%
    GEA                                                                 98       9,226       0.0%
    GL Events                                                       31,779     566,758       0.0%
    Groupe Crit                                                     15,379   1,014,293       0.0%
    Groupe Eurotunnel SE                                           829,659   7,765,064       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
*   Groupe Flo                                                       7,523 $     6,030       0.0%
*   Groupe Fnac SA(BLRZL56)                                         12,150     829,770       0.0%
*   Groupe Fnac SA(B7VQL46)                                         28,439   1,941,347       0.0%
#*  Groupe Gorge                                                    12,636     271,747       0.0%
    Groupe Open                                                      9,744     261,823       0.0%
    Guerbet                                                         20,053   1,191,697       0.0%
    Haulotte Group SA                                               38,856     538,488       0.0%
    Havas SA                                                       215,432   1,753,576       0.0%
*   Herige SADCS                                                       811      22,212       0.0%
    Hermes International                                             6,014   2,436,304       0.0%
*   HiPay Group SA                                                   7,567      85,668       0.0%
*   ID Logistics Group                                               2,011     283,661       0.0%
    Iliad SA                                                        12,885   2,701,148       0.0%
    Imerys SA                                                       70,155   4,884,500       0.0%
    Ingenico Group SA                                               57,341   4,535,550       0.0%
    Interparfums SA                                                 18,140     520,604       0.0%
    Ipsen SA                                                        55,079   3,807,671       0.0%
    IPSOS                                                          151,644   4,952,767       0.0%
    Jacquet Metal Service                                           52,279     877,700       0.0%
    JCDecaux SA                                                     78,171   2,390,630       0.0%
    Kering                                                          52,804  11,715,581       0.1%
    Korian SA                                                      102,077   3,126,528       0.0%
    L'Oreal SA                                                      40,803   7,310,229       0.1%
    Lagardere SCA                                                  433,052  11,028,399       0.1%
    Laurent-Perrier                                                  2,478     190,463       0.0%
    Le Noble Age                                                    17,253     607,100       0.0%
    Lectra                                                          41,691     753,583       0.0%
    Legrand SA                                                     123,093   6,954,363       0.1%
    Linedata Services                                                3,876     178,776       0.0%
    LISI                                                            50,284   1,489,590       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                             90,890  16,547,536       0.1%
    Maisons France Confort SA                                        3,427     179,672       0.0%
    Manitou BF SA                                                   21,070     380,374       0.0%
    Manutan International                                            2,179     142,224       0.0%
    Mersen                                                          41,625     833,095       0.0%
#*  METabolic EXplorer SA                                           71,826     170,567       0.0%
    Metropole Television SA                                        102,471   1,785,412       0.0%
    MGI Coutier                                                     46,733   1,313,826       0.0%
    Mr Bricolage                                                     8,989     130,174       0.0%
    Natixis SA                                                     896,532   4,536,028       0.0%
*   Naturex                                                         17,822   1,617,015       0.0%
    Neopost SA                                                     119,492   3,618,978       0.0%
*   Nexans SA                                                      127,563   7,250,975       0.1%
    Nexity SA                                                      106,550   5,349,716       0.0%
#*  Nicox                                                           29,469     236,910       0.0%
*   NRJ Group                                                       61,506     612,529       0.0%
#   Oeneo SA                                                        43,843     390,896       0.0%
#*  Onxeo SA(BPFJVR0)                                               12,362      32,394       0.0%
#*  Onxeo SA(B04P0G6)                                               71,320     186,307       0.0%
    Orange SA                                                    2,108,185  33,169,456       0.2%
#   Orange SA Sponsored ADR                                        206,198   3,237,309       0.0%
    Orpea                                                           83,165   6,921,656       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
#*  Parrot SA                                                       29,416 $   261,268       0.0%
#   Pernod Ricard SA                                                79,048   9,400,645       0.1%
*   Peugeot SA                                                   1,422,875  21,307,570       0.1%
#*  Pierre & Vacances SA                                            18,621     728,647       0.0%
    Plastic Omnium SA                                              170,671   5,565,525       0.0%
    Plastivaloire                                                    4,293     537,662       0.0%
    PSB Industries SA                                                  793      40,061       0.0%
    Publicis Groupe SA                                             117,481   8,059,163       0.1%
    Publicis Groupe SA ADR                                          97,524   1,677,413       0.0%
#   Rallye SA                                                      123,916   2,245,002       0.0%
#*  Recylex SA                                                      16,732      39,683       0.0%
    Remy Cointreau SA                                               14,955   1,212,598       0.0%
    Renault SA                                                     274,412  23,863,368       0.1%
    Rexel SA                                                     1,214,777  16,848,035       0.1%
#   Robertet SA                                                        752     258,619       0.0%
    Rothschild & Co.                                                 2,404      57,032       0.0%
    Rubis SCA                                                       82,020   7,479,498       0.1%
    Safran SA                                                      123,574   8,503,295       0.1%
    Samse SA                                                           546      85,169       0.0%
    Sanofi                                                         265,622  20,670,378       0.1%
    Sanofi ADR                                                     499,567  19,428,161       0.1%
    Sartorius Stedim Biotech                                        38,100   2,570,802       0.0%
    Savencia SA                                                      9,036     553,515       0.0%
    Schneider Electric SE(B11BPS1)                                  19,869   1,335,050       0.0%
    Schneider Electric SE(4834108)                                 263,206  17,700,624       0.1%
    SCOR SE                                                        400,953  12,984,300       0.1%
    SEB SA                                                          69,717  10,260,624       0.1%
    Seche Environnement SA                                           3,292     101,114       0.0%
#*  Sequana SA                                                     217,310     371,907       0.0%
    SES SA                                                         236,522   5,441,449       0.0%
    SFR Group SA                                                    46,196   1,245,046       0.0%
    Societe BIC SA                                                  25,758   3,570,376       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco     1,930      61,702       0.0%
    Societe Generale SA                                            556,446  21,705,569       0.1%
*   Societe Internationale de Plantations d'Heveas SA                2,402      97,449       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                 7,833     283,294       0.0%
*   Sodexo SA()                                                      8,908   1,034,593       0.0%
    Sodexo SA(7062713)                                              40,119   4,658,652       0.0%
    Sodexo SA Sponsored ADR                                         19,000     441,560       0.0%
#*  SOITEC                                                         860,846     822,059       0.0%
#*  Solocal Group                                                   85,530     296,882       0.0%
    Somfy SA                                                         1,548     645,899       0.0%
    Sopra Steria Group                                              40,461   4,116,290       0.0%
    SPIE SA                                                         18,583     351,181       0.0%
*   Stallergenes Greer P.L.C.                                        1,425      45,518       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                       216,362     830,405       0.0%
    Stef SA                                                         13,240   1,024,970       0.0%
#   STMicroelectronics NV(5962332)                               1,333,520  12,656,454       0.1%
#   STMicroelectronics NV(2430025)                                 348,213   3,290,613       0.0%
*   Store Electronic                                                    16         433       0.0%
    Suez                                                           354,084   5,608,563       0.0%
    Sword Group                                                     16,678     499,735       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
FRANCE -- (Continued)
    Synergie SA                                                     21,649 $      700,284       0.0%
    Tarkett SA                                                      37,046      1,319,288       0.0%
    Technicolor SA                                                 590,195      3,447,867       0.0%
    Technicolor SA Sponsored ADR                                     4,360         25,244       0.0%
    Technip SA                                                     330,399     21,928,553       0.1%
    Technip SA ADR                                                 101,667      1,670,389       0.0%
    Teleperformance                                                206,991     21,870,170       0.1%
#   Television Francaise 1                                         308,649      2,842,771       0.0%
    Tessi SA                                                         1,997        304,386       0.0%
    Thales SA                                                       77,008      7,245,292       0.1%
#   Thermador Groupe                                                 1,455        125,863       0.0%
    Total Gabon                                                        203         29,011       0.0%
    Total SA                                                     1,954,493     93,629,793       0.6%
#   Total SA Sponsored ADR                                         585,189     27,936,940       0.2%
*   Touax SA                                                           837         10,041       0.0%
*   Transgene SA                                                     1,596          4,721       0.0%
    Trigano SA                                                      23,271      1,646,051       0.0%
*   Ubisoft Entertainment SA                                       363,647     12,373,306       0.1%
    Union Financiere de France BQE SA                                1,141         30,314       0.0%
    Valeo SA                                                       342,225     19,748,043       0.1%
#*  Vallourec SA                                                 1,433,010      7,042,250       0.1%
#*  Valneva SE                                                     132,592        361,079       0.0%
    Veolia Environnement SA                                        345,913      7,557,296       0.1%
    Veolia Environnement SA ADR                                     45,884      1,001,648       0.0%
    Vicat SA                                                        34,511      2,169,773       0.0%
    VIEL & Cie SA                                                   50,850        201,355       0.0%
#   Vilmorin & Cie SA                                               12,428        747,316       0.0%
#   Vinci SA                                                       264,448     19,151,190       0.1%
*   Virbac SA                                                        6,976      1,110,101       0.0%
    Vivendi SA                                                     880,513     17,822,059       0.1%
    Vranken-Pommery Monopole SA                                      3,897         98,119       0.0%
*   Worldline SA                                                    46,937      1,289,257       0.0%
    Zodiac Aerospace                                               227,337      5,524,789       0.0%
                                                                           --------------       ---
TOTAL FRANCE                                                                1,198,473,359       7.0%
                                                                           --------------       ---
GERMANY -- (6.6%)
    Aareal Bank AG                                                 272,731      9,864,728       0.1%
    Adidas AG                                                      191,209     31,414,494       0.2%
    Adler Modemaerkte AG                                            37,386        212,362       0.0%
#*  ADLER Real Estate AG                                            54,850        804,902       0.0%
*   ADVA Optical Networking SE                                     142,680      1,136,999       0.0%
#*  AIXTRON SE                                                     158,942        756,016       0.0%
    All for One Steeb AG                                               135          7,633       0.0%
    Allgeier SE                                                      1,954         38,591       0.0%
    Allianz SE                                                     145,801     22,760,152       0.1%
    Allianz SE Sponsored ADR                                       829,638     12,884,278       0.1%
    Amadeus Fire AG                                                 10,779        865,913       0.0%
*   AS Creation Tapeten                                                906         31,548       0.0%
#   Atoss Software AG                                                  290         18,306       0.0%
    Aurubis AG                                                     135,767      7,078,412       0.1%
    Axel Springer SE                                               136,270      6,826,993       0.1%
    BASF SE                                                        707,050     62,416,929       0.4%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
#   BASF SE Sponsored ADR                                           56,196 $ 4,955,363       0.0%
    Basler AG                                                          276      17,387       0.0%
    Bauer AG                                                        32,336     444,086       0.0%
    Bayer AG                                                       183,531  18,222,724       0.1%
    Bayer AG Sponsored ADR                                          10,327   1,024,593       0.0%
    Bayerische Motoren Werke AG                                    472,907  41,258,985       0.3%
    BayWa AG                                                        44,190   1,484,790       0.0%
    Bechtle AG                                                      34,839   3,664,048       0.0%
    Beiersdorf AG                                                   35,671   3,144,743       0.0%
    Bertrandt AG                                                    13,816   1,469,480       0.0%
    Bijou Brigitte AG                                                8,647     512,968       0.0%
#*  Bilfinger SE                                                   111,300   3,919,315       0.0%
    Biotest AG                                                      13,854     247,463       0.0%
    Borussia Dortmund GmbH & Co. KGaA                              318,800   2,011,441       0.0%
    BRAAS Monier Building Group SA                                   2,611      75,247       0.0%
    Brenntag AG                                                    155,818   8,330,060       0.1%
    CANCOM SE                                                       35,906   1,634,213       0.0%
    Carl Zeiss Meditec AG                                           51,380   1,849,537       0.0%
    CENIT AG                                                        22,785     569,304       0.0%
    CENTROTEC Sustainable AG                                        36,094     593,213       0.0%
    Cewe Stiftung & Co. KGAA                                        23,456   2,247,586       0.0%
#   Clere AG                                                         5,234     109,479       0.0%
    Comdirect Bank AG                                              104,327   1,059,222       0.0%
    Commerzbank AG                                               1,420,224   9,672,036       0.1%
    CompuGroup Medical SE                                           57,199   2,534,611       0.0%
*   Constantin Medien AG                                            76,165     172,061       0.0%
    Continental AG                                                  66,035  12,684,726       0.1%
    CropEnergies AG                                                 69,622     394,241       0.0%
    CTS Eventim AG & Co. KGaA                                       77,683   2,788,061       0.0%
    Daimler AG                                                   1,158,983  82,684,133       0.5%
    Data Modul AG                                                    2,305     129,478       0.0%
#*  DEAG Deutsche Entertainment AG                                   1,086       2,992       0.0%
    Delticom AG                                                      8,371     159,410       0.0%
*   Deutsche Bank AG(D18190898)                                    378,936   5,452,889       0.0%
#*  Deutsche Bank AG(5750355)                                      559,312   8,088,562       0.1%
    Deutsche Beteiligungs AG                                        30,569   1,033,375       0.0%
*   Deutsche Boerse AG                                              87,885   6,862,800       0.1%
    Deutsche EuroShop AG                                           119,377   5,159,501       0.0%
    Deutsche Lufthansa AG                                          893,596  11,437,226       0.1%
    Deutsche Post AG                                               671,791  20,832,825       0.1%
    Deutsche Telekom AG                                          2,550,534  41,612,518       0.3%
#   Deutsche Telekom AG Sponsored ADR                              512,237   8,359,708       0.1%
    Deutsche Wohnen AG                                             375,369  12,263,968       0.1%
    Deutz AG                                                       420,578   2,080,289       0.0%
*   Dialog Semiconductor P.L.C.                                    278,672  10,959,351       0.1%
    DIC Asset AG                                                   132,253   1,268,941       0.0%
    DMG Mori AG                                                     85,274   3,903,261       0.0%
    Dr Hoenle AG                                                    11,587     321,464       0.0%
    Draegerwerk AG & Co. KGaA                                        5,783     369,393       0.0%
#   Drillisch AG                                                    74,609   3,408,928       0.0%
    Duerr AG                                                        78,385   5,845,184       0.0%
    E.ON SE                                                      5,371,567  39,367,437       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
#   E.ON SE Sponsored ADR                                          185,817 $ 1,368,542       0.0%
    Eckert & Ziegler AG                                              8,048     186,672       0.0%
    Elmos Semiconductor AG                                          48,358     732,318       0.0%
#   ElringKlinger AG                                               115,361   1,786,985       0.0%
#*  Euromicron AG                                                   12,778     102,418       0.0%
    Evonik Industries AG                                            70,986   2,223,032       0.0%
*   Evotec AG                                                      150,502     825,309       0.0%
    Fielmann AG                                                     33,418   2,319,320       0.0%
*   First Sensor AG                                                 10,144     158,142       0.0%
    Francotyp-Postalia Holding AG Class A                            7,041      34,011       0.0%
    Fraport AG Frankfurt Airport Services Worldwide                102,793   6,101,840       0.0%
    Freenet AG                                                     377,372  10,818,924       0.1%
    Fresenius Medical Care AG & Co. KGaA                           161,522  13,156,631       0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                        48,688   1,975,759       0.0%
    Fresenius SE & Co. KGaA                                        594,150  43,900,083       0.3%
    Fuchs Petrolub SE                                               37,442   1,481,543       0.0%
#   GEA Group AG                                                   165,687   6,417,366       0.0%
    Gerresheimer AG                                                134,141  10,118,251       0.1%
    Gerry Weber International AG                                    54,551     681,047       0.0%
    Gesco AG                                                         5,484     438,332       0.0%
    GFK SE                                                          38,153   1,286,742       0.0%
    GFT Technologies SE                                             35,183     704,202       0.0%
    Grammer AG                                                      51,206   2,931,374       0.0%
    GRENKE AG                                                        8,258   1,437,672       0.0%
*   H&R GmbH & Co. KGaA                                             55,670   1,030,628       0.0%
    Hamburger Hafen und Logistik AG                                105,207   1,672,324       0.0%
    Hannover Rueck SE                                               82,836   9,241,289       0.1%
    HeidelbergCement AG                                            145,286  13,743,773       0.1%
#*  Heidelberger Druckmaschinen AG                               1,272,957   3,380,608       0.0%
    Hella KGaA Hueck & Co.                                          72,404   2,763,242       0.0%
    Henkel AG & Co. KGaA                                            25,091   2,764,584       0.0%
*   Highlight Communications AG                                     35,442     202,774       0.0%
    Hochtief AG                                                     70,173   9,581,904       0.1%
*   HolidayCheck Group AG                                           22,029      54,236       0.0%
    Hornbach Baumarkt AG                                            16,962     535,318       0.0%
    Hugo Boss AG                                                    93,514   5,880,194       0.0%
    Indus Holding AG                                                55,959   3,302,935       0.0%
    Infineon Technologies AG                                       560,429  10,079,476       0.1%
    Infineon Technologies AG ADR                                   474,924   8,539,134       0.1%
    Isra Vision AG                                                   9,796   1,139,573       0.0%
    Jenoptik AG                                                    160,237   2,753,820       0.0%
#   K+S AG                                                         739,127  14,967,134       0.1%
    KION Group AG                                                  212,251  12,824,262       0.1%
*   Kloeckner & Co. SE                                             399,180   4,984,904       0.0%
*   Koenig & Bauer AG                                               29,708   1,398,195       0.0%
#*  Kontron AG                                                     199,269     684,530       0.0%
    Krones AG                                                       39,805   4,060,098       0.0%
    KSB AG                                                             214      88,184       0.0%
*   KUKA AG                                                         43,689   4,957,864       0.0%
    KWS Saat SE                                                      4,328   1,416,021       0.0%
    Lanxess AG                                                     347,275  22,268,899       0.1%
    LEG Immobilien AG                                              117,548   9,915,416       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
    Leifheit AG                                                      8,535 $   552,990       0.0%
    Leoni AG                                                       127,145   4,822,538       0.0%
    Linde AG                                                       109,174  18,031,897       0.1%
*   LPKF Laser & Electronics AG                                     34,998     268,582       0.0%
    MAN SE                                                          32,909   3,368,430       0.0%
#*  Manz AG                                                         13,388     488,573       0.0%
*   MasterFlex SE                                                      338       2,458       0.0%
*   Mediclin AG                                                     12,692      79,679       0.0%
#*  Medigene AG                                                     34,009     301,630       0.0%
    Merck KGaA                                                      68,420   7,042,473       0.1%
    Metro AG                                                       601,154  18,007,099       0.1%
    MLP AG                                                         135,042     548,051       0.0%
    MTU Aero Engines AG                                            185,543  19,375,140       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                   78,443  15,230,454       0.1%
    MVV Energie AG                                                   1,625      36,084       0.0%
    Nemetschek SE                                                   35,841   2,235,467       0.0%
    Nexus AG                                                         3,969      81,337       0.0%
#*  Nordex SE                                                      158,594   4,176,982       0.0%
    Norma Group SE                                                  94,867   4,365,111       0.0%
    OHB SE                                                          20,217     419,299       0.0%
    Osram Licht AG                                                 246,478  13,999,156       0.1%
#*  Paion AG                                                        82,054     218,770       0.0%
#   paragon AG                                                       3,929     161,552       0.0%
*   Patrizia Immobilien AG                                         181,155   3,749,835       0.0%
    Pfeiffer Vacuum Technology AG                                   21,492   1,950,157       0.0%
#   PNE Wind AG                                                    228,867     512,467       0.0%
    Progress-Werk Oberkirch AG                                       1,999      82,272       0.0%
    ProSiebenSat.1 Media SE                                        130,535   5,625,817       0.0%
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                        3,562      47,376       0.0%
    Puma SE                                                          6,192   1,543,192       0.0%
*   PVA TePla AG                                                     8,269      22,790       0.0%
*   QIAGEN NV(2437907)                                              19,659     479,286       0.0%
*   QIAGEN NV(5732825)                                             436,028  10,664,146       0.1%
#   QSC AG                                                         462,953     955,302       0.0%
#   R Stahl AG                                                       3,704     122,726       0.0%
    Rational AG                                                      5,369   2,789,715       0.0%
    Rheinmetall AG                                                 144,254  10,013,803       0.1%
    RHOEN-KLINIKUM AG                                              136,854   3,809,684       0.0%
#   RIB Software AG                                                 65,795     892,506       0.0%
    RTL Group SA                                                    15,347   1,202,759       0.0%
*   RWE AG                                                       1,684,766  26,803,253       0.2%
    S&T AG                                                          15,990     157,840       0.0%
    SAF-Holland SA                                                 194,907   2,617,511       0.0%
    Salzgitter AG                                                  164,708   5,414,276       0.0%
    SAP SE                                                         121,724  10,723,814       0.1%
#   SAP SE Sponsored ADR                                            52,887   4,645,594       0.0%
#   Schaltbau Holding AG                                            16,947     524,427       0.0%
#*  SGL Carbon SE                                                   84,113   1,049,675       0.0%
    SHW AG                                                          27,482     952,716       0.0%
    Siemens AG                                                     165,914  18,850,708       0.1%
    Siemens AG Sponsored ADR                                       189,821  21,573,157       0.1%
*   Siltronic AG                                                     8,700     313,942       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
GERMANY -- (Continued)
    Sixt SE                                                         52,943 $    3,212,606       0.0%
#   SMA Solar Technology AG                                         34,238        879,263       0.0%
*   SMT Scharf AG                                                    4,136         49,658       0.0%
    Softing AG                                                       3,278         43,859       0.0%
    Software AG                                                    167,487      6,087,178       0.0%
*   Solartech International Holdings, Ltd.                       1,920,000         88,194       0.0%
#*  Solarworld AG                                                      882          3,400       0.0%
*   Stabilus SA                                                      8,479        442,284       0.0%
    Stada Arzneimittel AG                                          221,362     11,100,985       0.1%
    STRATEC Biomedical AG                                            5,655        323,294       0.0%
#   Stroeer SE & Co. KGaA                                           48,107      2,200,931       0.0%
    Suedzucker AG                                                  315,302      8,088,299       0.1%
*   Suess MicroTec AG                                               94,269        660,540       0.0%
    Surteco SE                                                      17,253        435,706       0.0%
    Symrise AG                                                     101,853      6,994,789       0.1%
    TAG Immobilien AG                                              359,386      4,792,288       0.0%
    Takkt AG                                                       111,735      2,650,038       0.0%
*   Talanx AG                                                      146,233      4,538,860       0.0%
    Technotrans AG                                                  17,966        429,940       0.0%
    Telefonica Deutschland Holding AG                            1,028,740      3,989,777       0.0%
    ThyssenKrupp AG                                                234,507      5,441,287       0.0%
    TLG Immobilien AG                                               49,258      1,032,711       0.0%
#*  Tom Tailor Holding AG                                           34,821        174,624       0.0%
*   Uniper SE                                                      537,156      7,149,666       0.1%
    United Internet AG                                             142,417      5,855,426       0.0%
    VERBIO Vereinigte BioEnergie AG                                 74,267        553,996       0.0%
    Volkswagen AG                                                   41,584      6,216,165       0.0%
    Vonovia SE                                                     182,926      6,449,042       0.1%
#*  Vossloh AG                                                      27,664      1,681,660       0.0%
#   VTG AG                                                          44,230      1,349,766       0.0%
    Wacker Chemie AG                                                72,441      6,462,749       0.1%
    Wacker Neuson SE                                               107,146      1,482,322       0.0%
    Washtec AG                                                      50,600      2,574,873       0.0%
#   Wirecard AG                                                     24,947      1,184,204       0.0%
    XING AG                                                          4,856        990,406       0.0%
    Zeal Network SE                                                 26,714        907,881       0.0%
                                                                           --------------       ---
TOTAL GERMANY                                                               1,179,653,871       6.9%
                                                                           --------------       ---
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products                              69,510             --       0.0%
*   T Bank SA                                                       46,506             --       0.0%
                                                                           --------------       ---
TOTAL GREECE                                                                           --       0.0%
                                                                           --------------       ---
HONG KONG -- (2.8%)
*   13 Holdings, Ltd. (The)                                        233,500         68,735       0.0%
*   650369903                                                       54,000         12,533       0.0%
    Aeon Stores Hong Kong Co., Ltd.                                 32,000         29,196       0.0%
    Agritrade Resources, Ltd.                                    1,915,000        308,158       0.0%
    AIA Group, Ltd.                                              6,136,600     38,605,361       0.2%
    Alco Holdings, Ltd.                                            262,000        101,451       0.0%
    Allied Group, Ltd.                                              72,000        384,389       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
#   Allied Properties HK, Ltd.                                    2,854,393 $   603,501       0.0%
*   Anxian Yuan China Holdings, Ltd.                              7,000,000      90,183       0.0%
#*  Apac Resources, Ltd.                                          1,696,866      23,500       0.0%
*   Applied Development Holdings, Ltd.                            2,305,000     219,458       0.0%
    APT Satellite Holdings, Ltd.                                  1,435,250     943,374       0.0%
    Armada Holdings, Ltd.                                            10,000         200       0.0%
    Arts Optical International Hldgs, Ltd.                           70,000      27,623       0.0%
    Asia Financial Holdings, Ltd.                                   400,000     229,359       0.0%
#*  Asia Satellite Telecommunications Holdings, Ltd.                162,000     219,397       0.0%
    Asia Standard International Group, Ltd.                         717,561     151,387       0.0%
    ASM Pacific Technology, Ltd.                                    482,400   4,647,722       0.0%
#   Associated International Hotels, Ltd.                            79,000     230,725       0.0%
#*  Auto Italia Holdings                                          2,475,000      41,193       0.0%
#   Bank of East Asia, Ltd. (The)                                 2,161,379   8,688,543       0.1%
*   BeijingWest Industries International, Ltd.                    1,652,000      47,355       0.0%
    BEP International Holdings, Ltd.                              1,730,000     113,541       0.0%
*   Bestway International Holdings, Ltd.                            525,000      68,370       0.0%
    BOC Hong Kong Holdings, Ltd.                                  3,027,500  10,790,787       0.1%
#   Bonjour Holdings, Ltd.                                        5,884,000     253,425       0.0%
    Bossini International Holdings, Ltd.                          2,184,000     132,257       0.0%
    Bright Smart Securities & Commodities Group, Ltd.             2,040,000     864,529       0.0%
#   Brightoil Petroleum Holdings, Ltd.                            6,431,000   1,848,801       0.0%
*   Brockman Mining, Ltd.                                         2,850,520      37,737       0.0%
*   Burwill Holdings, Ltd.                                       12,827,600     368,929       0.0%
    Cafe de Coral Holdings, Ltd.                                    570,000   2,012,523       0.0%
*   Cash Financial Services Group, Ltd.                           1,596,000      98,437       0.0%
#   Cathay Pacific Airways, Ltd.                                  4,132,000   5,438,682       0.1%
    CCT Fortis Holdings, Ltd.                                       216,000      30,021       0.0%
#   Century City International Holdings, Ltd.                       824,000      55,196       0.0%
    Chen Hsong Holdings                                             360,000      87,283       0.0%
    Cheuk Nang Holdings, Ltd.                                       105,066      78,430       0.0%
    Cheung Kong Infrastructure Holdings, Ltd.                       473,045   3,871,313       0.0%
    Cheung Kong Property Holdings, Ltd.                           1,356,408  10,027,459       0.1%
    Chevalier International Holdings, Ltd.                          130,276     206,110       0.0%
*   China Best Group Holding, Ltd.                                3,960,000      99,392       0.0%
*   China Billion Resources, Ltd.                                 2,876,040      14,814       0.0%
*   China Chuanglian Education Group, Ltd.                        2,472,000      54,978       0.0%
*   China Energy Development Holdings, Ltd.                      33,734,000     418,315       0.0%
*   China Environmental Energy Investment, Ltd.                   1,264,000      92,899       0.0%
    China Flavors & Fragrances Co., Ltd.                            555,350     197,901       0.0%
*   China Healthcare Enterprise Group, Ltd.                       5,000,000      86,292       0.0%
*   China Ludao Technology Co., Ltd.                                248,000      58,831       0.0%
*   China Medical & Healthcare Group, Ltd.                        1,040,000      59,511       0.0%
    China Metal International Holdings, Inc.                        540,000     188,542       0.0%
*   China National Culture Group, Ltd.                            2,290,000      13,260       0.0%
#*  China Smarter Energy Group Holdings, Ltd.                     3,306,000     370,499       0.0%
*   China Solar Energy Holdings, Ltd.                             1,033,500       4,498       0.0%
*   China Star Entertainment, Ltd.                                1,722,000     130,571       0.0%
#*  China Strategic Holdings, Ltd.                                1,965,000      46,537       0.0%
    China Ting Group Holdings, Ltd.                               1,862,000     100,775       0.0%
*   China Wah Yan Healthcare, Ltd.                                6,681,250      55,109       0.0%
#   Chinese Estates Holdings, Ltd.                                   59,500     107,670       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    Chow Sang Sang Holdings International, Ltd.                   1,105,000 $ 1,950,928       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                           1,871,000   1,326,780       0.0%
    Chuang's China Investments, Ltd.                              1,514,219     103,388       0.0%
    Chuang's Consortium International, Ltd.                       3,591,553     784,679       0.0%
    CITIC Telecom International Holdings, Ltd.                    6,119,000   2,087,320       0.0%
    CK Hutchison Holdings, Ltd.                                   1,643,408  20,292,854       0.1%
    CK Life Sciences Int'l Holdings, Inc.                         9,198,000     804,933       0.0%
    CLP Holdings, Ltd.                                              614,000   6,241,302       0.1%
    CNQC International Holdings, Ltd.                               642,500     248,264       0.0%
    CNT Group, Ltd.                                                 648,000      60,883       0.0%
*   Common Splendor International Health Industry Group, Ltd.     2,500,000     215,438       0.0%
*   Continental Holdings, Ltd.                                      440,000       8,312       0.0%
    Convenience Retail Asia, Ltd.                                    30,000      16,010       0.0%
*   Convoy Global Holdings, Ltd.                                 17,940,000     553,741       0.0%
#*  Cowell e Holdings, Inc.                                         679,000     208,696       0.0%
*   CP Lotus Corp.                                                1,420,000      22,861       0.0%
*   Crocodile Garments                                            2,005,000     224,614       0.0%
    Cross-Harbour Holdings, Ltd. (The)                              102,000     141,969       0.0%
    CSI Properties, Ltd.                                          6,954,200     250,170       0.0%
#   CW Group Holdings, Ltd.                                       1,785,000     367,233       0.0%
    Dah Sing Banking Group, Ltd.                                  1,445,302   2,610,180       0.0%
    Dah Sing Financial Holdings, Ltd.                               730,844   4,957,348       0.0%
    Dan Form Holdings Co., Ltd.                                   1,825,900     637,885       0.0%
    Dickson Concepts International, Ltd.                            361,000     130,822       0.0%
*   Dragonite International, Ltd.                                    96,000      14,208       0.0%
    Eagle Nice International Holdings, Ltd.                         996,000     298,681       0.0%
*   Easy One Financial Group, Ltd.                                1,480,000      13,318       0.0%
    EcoGreen International Group, Ltd.                              174,240      36,217       0.0%
*   EganaGoldpfeil Holdings, Ltd.                                   209,588          --       0.0%
    Emperor Capital Group, Ltd.                                  10,938,000   1,153,064       0.0%
    Emperor Entertainment Hotel, Ltd.                             2,285,000     556,068       0.0%
    Emperor International Holdings, Ltd.                          5,128,416   1,200,815       0.0%
*   Emperor Watch & Jewellery, Ltd.                              14,680,000     585,650       0.0%
*   EPI Holdings, Ltd.                                           11,002,200     288,714       0.0%
#*  Esprit Holdings, Ltd.                                         6,555,413   5,406,356       0.1%
*   eSun Holdings, Ltd.                                             923,000      87,864       0.0%
*   Eternity Investment, Ltd.                                       520,000      11,985       0.0%
#   Fairwood Holdings, Ltd.                                         134,500     624,089       0.0%
    Far East Consortium International, Ltd.                       5,333,324   2,183,104       0.0%
*   Far East Holdings International, Ltd.                           645,000      86,271       0.0%
    FIH Mobile, Ltd.                                              7,300,000   2,409,027       0.0%
    First Pacific Co., Ltd.                                       7,003,756   5,305,714       0.0%
    First Shanghai Investments, Ltd.                              1,224,000     216,772       0.0%
    Fountain SET Holdings, Ltd.                                   2,826,000     371,068       0.0%
    Four Seas Mercantile Holdings, Ltd.                              36,000      18,530       0.0%
*   Freeman FinTech Corp., Ltd.                                   3,920,000     272,400       0.0%
    Future Bright Holdings, Ltd.                                  1,410,000     160,104       0.0%
    G-Resources Group, Ltd.                                      84,229,200   1,490,822       0.0%
    Galaxy Entertainment Group, Ltd.                              1,604,000   6,567,780       0.1%
#*  GCL New Energy Holdings, Ltd.                                 8,566,000     506,763       0.0%
*   Genting Hong Kong, Ltd.                                         678,000     192,979       0.0%
    Get Nice Financial Group, Ltd.                                  530,824      72,409       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    Get Nice Holdings, Ltd.                                      21,665,000 $   752,874       0.0%
    Giordano International, Ltd.                                  6,124,000   3,244,433       0.0%
#*  Global Brands Group Holding, Ltd.                            15,407,250   1,745,113       0.0%
#   Glorious Sun Enterprises, Ltd.                                1,507,000     201,769       0.0%
    Gold Peak Industries Holdings, Ltd.                             605,000      60,730       0.0%
    Golden Resources Development International, Ltd.                924,000      55,935       0.0%
*   Good Resources Holdings, Ltd.                                   430,000      22,124       0.0%
    Great Eagle Holdings, Ltd.                                      124,249     551,159       0.0%
    Guangnan Holdings, Ltd.                                       1,428,000     165,488       0.0%
#   Guotai Junan International Holdings, Ltd.                     9,555,000   3,648,717       0.0%
#   Haitong International Securities Group, Ltd.                  6,145,918   3,932,080       0.0%
    Hang Lung Group, Ltd.                                         1,403,000   5,366,813       0.1%
    Hang Lung Properties, Ltd.                                    2,880,000   6,333,441       0.1%
    Hang Seng Bank, Ltd.                                            395,500   7,132,572       0.1%
    Hanison Construction Holdings, Ltd.                             513,496      90,571       0.0%
*   Hanny Holdings, Ltd.                                            804,000      45,095       0.0%
*   Hao Tian Development Group, Ltd.                              3,720,000     184,439       0.0%
    Harbour Centre Development, Ltd.                                158,000     286,090       0.0%
    Henderson Land Development Co., Ltd.                          1,472,249   8,708,687       0.1%
    HK Electric Investments & HK Electric Investments, Ltd.       2,691,000   2,654,711       0.0%
    HKBN, Ltd.                                                      361,000     426,148       0.0%
*   HKR International, Ltd.                                       2,113,562   1,015,685       0.0%
    HKT Trust & HKT, Ltd.                                         3,319,000   4,552,048       0.0%
    Hon Kwok Land Investment Co., Ltd.                              234,000      90,755       0.0%
#   Hong Kong & China Gas Co., Ltd.                               2,395,638   4,679,784       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                         58,000     413,203       0.0%
*   Hong Kong Building & Loan Agency, Ltd. (The)                    696,000      25,081       0.0%
#   Hong Kong Exchanges and Clearing, Ltd.                          390,416  10,321,226       0.1%
#   Hong Kong Ferry Holdings Co., Ltd.                              111,000     130,376       0.0%
    Hong Kong Shanghai Alliance Holdings, Ltd.                      196,000      21,237       0.0%
*   Hong Kong Television Network, Ltd.                            1,016,000     183,198       0.0%
*   Hong Kong Television Network, Ltd. ADR                           19,127      69,814       0.0%
*   HongDa Financial Holding, Ltd.                                  330,000      16,168       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                        1,034,424   1,168,999       0.0%
    Hongkong Chinese, Ltd.                                        2,129,143     389,671       0.0%
    Hop Hing Group Holdings, Ltd.                                 3,296,000      50,513       0.0%
    Hopewell Holdings, Ltd.                                       1,271,000   4,450,266       0.0%
#*  Hsin Chong Group Holding, Ltd.                                7,594,000     336,950       0.0%
*   Huan Yue Interactive Holdings, Ltd.                             279,000      33,689       0.0%
    Hung Hing Printing Group, Ltd.                                  910,524     113,844       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.         6,216,000   2,001,921       0.0%
    Hysan Development Co., Ltd.                                     948,215   4,376,377       0.0%
*   I-CABLE Communications, Ltd.                                  2,649,000     282,841       0.0%
#   IGG, Inc.                                                     1,363,000     993,524       0.0%
*   Imagi International Holdings, Ltd.                            6,302,400     178,620       0.0%
*   International Standard Resources Holdings, Ltd.              17,471,000     287,998       0.0%
*   iOne Holdings, Ltd.                                           3,460,000      88,991       0.0%
    IPE Group, Ltd.                                               2,010,000     437,600       0.0%
*   IRC, Ltd.                                                     5,544,800     127,585       0.0%
    IT, Ltd.                                                      1,971,087     725,723       0.0%
    ITC Corp., Ltd.                                               2,362,550     197,940       0.0%
    Johnson Electric Holdings, Ltd.                               1,341,750   3,243,058       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    Kader Holdings Co., Ltd.                                        462,000 $    42,830       0.0%
    Kam Hing International Holdings, Ltd.                            74,000       4,962       0.0%
*   Kantone Holdings, Ltd.                                          244,436      26,507       0.0%
    Kerry Logistics Network, Ltd.                                 1,536,291   2,039,315       0.0%
    Kerry Properties, Ltd.                                        1,814,083   5,744,123       0.1%
    Kingmaker Footwear Holdings, Ltd.                               946,000     231,296       0.0%
#   Kingston Financial Group, Ltd.                                7,473,000   3,102,253       0.0%
    Kowloon Development Co., Ltd.                                 1,330,000   1,331,241       0.0%
*   Kwan On Holdings, Ltd.                                           70,000      18,740       0.0%
    L'Occitane International SA                                     923,000   1,912,624       0.0%
*   L'sea Resources International Holdings, Ltd.                  1,300,000      24,907       0.0%
    Lai Sun Development Co., Ltd.                                52,014,666   1,057,174       0.0%
    Lam Soon Hong Kong, Ltd.                                         12,000      13,316       0.0%
*   Landing International Development, Ltd.                       5,055,000     121,493       0.0%
*   Lerado Financial Group Co., Ltd.                                740,000      21,983       0.0%
    Li & Fung, Ltd.                                              18,169,250   8,931,571       0.1%
    Lifestyle International Holdings, Ltd.                        1,639,500   2,196,554       0.0%
    Lippo China Resources, Ltd.                                  12,256,000     357,362       0.0%
    Lippo, Ltd.                                                     236,000     144,700       0.0%
    Lisi Group Holdings, Ltd.                                     2,918,000     244,361       0.0%
    Liu Chong Hing Investment, Ltd.                                 734,000   1,034,005       0.0%
    Luen Thai Holdings, Ltd.                                        336,000     138,125       0.0%
    Luk Fook Holdings International, Ltd.                         1,568,000   4,597,880       0.0%
    Luks Group Vietnam Holdings Co., Ltd.                           130,000      46,419       0.0%
    Lung Kee Bermuda Holdings                                       280,000      97,703       0.0%
#*  Macau Legend Development, Ltd.                                6,955,000   1,216,559       0.0%
    Magnificent Hotel Investment, Ltd.                            4,616,000     107,497       0.0%
#   Man Wah Holdings, Ltd.                                        8,056,800   5,347,249       0.0%
*   Mason Financial Holdings, Ltd.                                3,880,000      88,813       0.0%
    Master Glory Group, Ltd.                                     10,712,000     600,824       0.0%
#   Melco Crown Entertainment, Ltd. ADR                              47,606     796,924       0.0%
#   Melco International Development, Ltd.                         1,873,000   2,442,464       0.0%
#   MGM China Holdings, Ltd.                                        757,600   1,249,911       0.0%
#*  Midland Holdings, Ltd.                                        2,016,000     714,854       0.0%
    Ming Fai International Holdings, Ltd.                           584,000      90,292       0.0%
    Miramar Hotel & Investment                                      318,000     640,661       0.0%
#*  Mongolian Mining Corp.                                       10,408,750     399,979       0.0%
#   MTR Corp., Ltd.                                                 761,924   4,216,546       0.0%
    NagaCorp, Ltd.                                                6,188,000   3,865,296       0.0%
    National Electronic Hldgs                                        61,600       7,617       0.0%
*   National United Resources Holdings, Ltd.                      3,320,000      60,787       0.0%
*   Neo-Neon Holdings, Ltd.                                       1,329,000     207,081       0.0%
*   Neptune Group, Ltd.                                             656,000      30,450       0.0%
*   NetMind Financial Holdings, Ltd.                             37,208,000     329,739       0.0%
*   New Times Energy Corp., Ltd.                                  1,164,000      38,257       0.0%
    New World Development Co., Ltd.                              14,738,007  18,323,017       0.1%
#   Newocean Energy Holdings, Ltd.                                3,676,000     947,051       0.0%
*   Next Digital, Ltd.                                            1,774,000      93,663       0.0%
*   Nine Express, Ltd.                                            3,264,000     155,174       0.0%
    NWS Holdings, Ltd.                                            2,258,347   3,995,812       0.0%
*   O Luxe Holdings, Ltd.                                         4,450,800     367,764       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.        4,510,000     281,449       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    Orient Overseas International, Ltd.                             888,000 $3,321,635       0.0%
    Oriental Watch Holdings                                       1,152,240    209,558       0.0%
*   Pacific Andes International Holdings, Ltd.                   11,918,411     84,214       0.0%
#*  Pacific Basin Shipping, Ltd.                                 10,558,000  1,576,472       0.0%
#   Pacific Textiles Holdings, Ltd.                               1,942,000  2,446,782       0.0%
    Paliburg Holdings, Ltd.                                         662,790    202,406       0.0%
#*  Paradise Entertainment, Ltd.                                  1,944,000    478,333       0.0%
    PCCW, Ltd.                                                   10,526,265  6,265,724       0.1%
    PCCW, Ltd. ADR                                                    7,400     44,844       0.0%
#*  Peace Mark Holdings, Ltd.                                       308,000         --       0.0%
*   Pearl Oriental Oil, Ltd.                                      5,768,627    219,061       0.0%
    Pegasus International Holdings, Ltd.                             82,000     11,011       0.0%
    Perfect Shape Beauty Technology, Ltd.                           752,000     76,492       0.0%
#   Pico Far East Holdings, Ltd.                                  1,638,000    498,247       0.0%
    Playmates Holdings, Ltd.                                        345,400    403,854       0.0%
    Playmates Toys, Ltd.                                          3,568,000    559,868       0.0%
#   Polytec Asset Holdings, Ltd.                                  4,795,000    346,407       0.0%
#   Power Assets Holdings, Ltd.                                     562,500  5,279,451       0.0%
#   Prada SpA                                                       391,800  1,372,597       0.0%
    Public Financial Holdings, Ltd.                                 508,000    227,772       0.0%
*   PYI Corp., Ltd.                                              13,424,552    281,070       0.0%
#   Quam, Ltd.                                                      380,000     58,307       0.0%
#   Regal Hotels International Holdings, Ltd.                     1,229,400    685,070       0.0%
    SA SA International Holdings, Ltd.                            2,604,622  1,190,887       0.0%
    Samsonite International SA                                    2,690,100  8,440,506       0.1%
    Sands China, Ltd.                                               572,800  2,485,812       0.0%
    SAS Dragon Holdings, Ltd.                                     1,238,000    217,796       0.0%
#   SEA Holdings, Ltd.                                              454,000  1,155,904       0.0%
*   SEEC Media Group, Ltd.                                        7,822,000    143,836       0.0%
    Shangri-La Asia, Ltd.                                         3,260,166  3,580,626       0.0%
#   Shenwan Hongyuan HK, Ltd.                                     1,400,000    770,135       0.0%
*   Shougang Concord Grand Group, Ltd.                              334,000     10,966       0.0%
    Shun Ho Property Investments, Ltd.                               70,224     24,801       0.0%
#*  Shun Tak Holdings, Ltd.                                       6,548,250  2,207,514       0.0%
*   Silver base Group Holdings, Ltd.                                705,000     50,773       0.0%
#*  Sincere Watch Hong Kong, Ltd.                                   470,000     12,932       0.0%
    Sing Tao News Corp., Ltd.                                       892,000    114,938       0.0%
*   Singamas Container Holdings, Ltd.                             4,074,000    424,754       0.0%
    Sino Land Co., Ltd.                                           3,538,363  6,007,925       0.1%
    SITC International Holdings Co., Ltd.                            58,000     34,297       0.0%
    Sitoy Group Holdings, Ltd.                                      837,000    300,644       0.0%
    SJM Holdings, Ltd.                                            5,881,699  4,059,646       0.0%
#*  Skyway Securities Group, Ltd.                                11,200,000    243,317       0.0%
    SmarTone Telecommunications Holdings, Ltd.                    1,468,575  2,216,852       0.0%
*   SOCAM Development, Ltd.                                       1,122,488    435,105       0.0%
*   Solartech International Holdings, Ltd.                        2,400,000    126,802       0.0%
*   Solomon Systech International, Ltd.                             754,000     35,413       0.0%
    Soundwill Holdings, Ltd.                                         58,000    105,203       0.0%
*   South China Financial Holdings, Ltd.                         20,100,000    206,833       0.0%
*   South China Holdings Co., Ltd.                                2,176,000    107,924       0.0%
#   Stella International Holdings, Ltd.                           1,227,500  2,127,697       0.0%
*   Stelux Holdings International, Ltd.                             637,600     49,231       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
HONG KONG -- (Continued)
*   Success Universe Group, Ltd.                                 3,996,000 $    90,258       0.0%
    Sun Hing Vision Group Holdings, Ltd.                           122,000      44,048       0.0%
#   Sun Hung Kai & Co., Ltd.                                     2,631,787   1,656,839       0.0%
    Sun Hung Kai Properties, Ltd.                                1,123,511  16,730,340       0.1%
    Sunwah Kingsway Capital Holdings, Ltd.                       3,120,000      61,098       0.0%
    Swire Pacific, Ltd. Class A                                    693,000   7,202,943       0.1%
    Swire Pacific, Ltd. Class B                                    742,500   1,388,502       0.0%
    Swire Properties, Ltd.                                         467,450   1,342,367       0.0%
    TAI Cheung Holdings, Ltd.                                      500,000     426,232       0.0%
    Tai Sang Land Development, Ltd.                                145,523      82,085       0.0%
*   Tai United Holdings, Ltd.                                      880,000       1,135       0.0%
*   Talent Property Group, Ltd.                                    570,000      12,469       0.0%
#   Tan Chong International, Ltd.                                  372,000     109,116       0.0%
    Tao Heung Holdings, Ltd.                                       153,000      42,797       0.0%
    Techtronic Industries Co., Ltd.                              2,725,000  10,238,224       0.1%
#   Television Broadcasts, Ltd.                                  1,297,300   4,696,087       0.0%
*   Termbray Industries International Holdings, Ltd.               112,000       8,233       0.0%
#   Texwinca Holdings, Ltd.                                      3,324,000   2,325,441       0.0%
*   Titan Petrochemicals Group, Ltd.                             3,200,000      37,956       0.0%
*   TOM Group, Ltd.                                                 82,000      20,048       0.0%
    Town Health International Medical Group, Ltd.                  444,000      70,949       0.0%
    Tradelink Electronic Commerce, Ltd.                          1,704,000     364,132       0.0%
    Transport International Holdings, Ltd.                         601,000   1,815,842       0.0%
*   Trinity, Ltd.                                                4,318,000     317,259       0.0%
*   TSC Group Holdings, Ltd.                                     1,374,000     203,410       0.0%
#   Tsui Wah Holdings, Ltd.                                        558,000      95,655       0.0%
*   United Laboratories International Holdings, Ltd. (The)       2,335,500   1,285,841       0.0%
*   Up Energy Development Group, Ltd.                            2,252,000      28,108       0.0%
*   Value Convergence Holdings, Ltd.                               688,000     268,220       0.0%
    Value Partners Group, Ltd.                                   1,999,000   1,906,818       0.0%
    Vanke Property Overseas, Ltd.                                  123,000      77,173       0.0%
    Vantage International Holdings, Ltd.                           208,000      38,361       0.0%
    Varitronix International, Ltd.                               1,190,000     484,142       0.0%
    Vedan International Holdings, Ltd.                           1,192,000     152,043       0.0%
    Victory City International Holdings, Ltd.                    9,746,814     457,913       0.0%
#   Vitasoy International Holdings, Ltd.                         1,306,000   2,727,524       0.0%
    VST Holdings, Ltd.                                           2,345,200     711,883       0.0%
    VTech Holdings, Ltd.                                           293,700   3,602,588       0.0%
    Wai Kee Holdings, Ltd.                                         222,000      70,611       0.0%
    Wang On Group, Ltd.                                          4,020,000      35,676       0.0%
    WH Group, Ltd.                                               7,000,500   5,669,675       0.1%
    Wharf Holdings, Ltd. (The)                                   1,426,750  10,697,351       0.1%
    Wheelock & Co., Ltd.                                         1,326,000   8,160,343       0.1%
    Win Hanverky Holdings, Ltd.                                    768,000     131,405       0.0%
*   Winfull Group Holdings, Ltd.                                 3,696,000      85,393       0.0%
    Wing On Co. International, Ltd.                                123,137     383,287       0.0%
    Wing Tai Properties, Ltd.                                      390,000     241,257       0.0%
    Wong's Kong King International                                 110,000      16,727       0.0%
#   Wynn Macau, Ltd.                                             1,242,400   1,903,371       0.0%
#   Xinyi Glass Holdings, Ltd.                                   8,190,000   7,042,061       0.1%
    Yau Lee Holdings, Ltd.                                         218,000      29,752       0.0%
    Yeebo International Holdings, Ltd.                           1,006,000     397,458       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
HONG KONG -- (Continued)
#   YGM Trading, Ltd.                                               103,000 $    102,129       0.0%
*   Yuan Heng Gas Holdings, Ltd.                                    512,000       35,621       0.0%
    Yue Yuen Industrial Holdings, Ltd.                            2,021,000    7,696,436       0.1%
    Yugang International, Ltd.                                    7,890,000      142,825       0.0%
*   ZH International Holdings, Ltd.                                 990,000       26,466       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                              500,775,964       2.9%
                                                                            ------------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                                              23,354,925    4,999,181       0.0%
    C&C Group P.L.C.(B011Y09)                                       589,744    2,262,741       0.0%
    C&C Group P.L.C.(B010DT8)                                        24,767       95,888       0.0%
    CRH P.L.C.(0182704)                                              71,685    2,319,702       0.0%
    CRH P.L.C.(4182249)                                             173,628    5,636,672       0.1%
    CRH P.L.C. Sponsored ADR                                        605,171   19,547,023       0.1%
*   FBD Holdings P.L.C.(4330231)                                     35,616      238,424       0.0%
*   FBD Holdings P.L.C.(0329028)                                     18,709      129,898       0.0%
    Glanbia P.L.C.(0066950)                                          74,909    1,220,043       0.0%
    Glanbia P.L.C.(4058629)                                         181,638    2,958,879       0.0%
    IFG Group P.L.C.                                                 53,466      105,800       0.0%
*   Independent News & Media P.L.C.                               1,085,178      140,408       0.0%
    Irish Continental Group P.L.C.                                  210,050      979,571       0.0%
*   Kenmare Resources P.L.C.                                            165          582       0.0%
    Kerry Group P.L.C. Class A(0490656)                              76,886    5,614,870       0.1%
    Kerry Group P.L.C. Class A(4519579)                              20,014    1,452,533       0.0%
    Kingspan Group P.L.C.(0492793)                                   19,320      469,473       0.0%
    Kingspan Group P.L.C.(4491235)                                  534,401   13,086,520       0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                              51,120    5,295,520       0.0%
    Paddy Power Betfair P.L.C.(BWT6H89)                              48,867    5,063,894       0.0%
    Smurfit Kappa Group P.L.C.                                      625,848   13,732,543       0.1%
                                                                            ------------       ---
TOTAL IRELAND                                                                 85,350,165       0.5%
                                                                            ------------       ---
ISRAEL -- (0.6%)
*   ADO Group, Ltd.                                                  22,361      288,064       0.0%
#*  Africa Israel Investments, Ltd.                                 715,013      205,136       0.0%
    Africa Israel Properties, Ltd.                                   37,375      644,324       0.0%
*   Airport City, Ltd.                                              162,970    1,771,242       0.0%
#*  Allot Communications, Ltd.                                       26,579      138,929       0.0%
#   Alrov Properties and Lodgings, Ltd.                              22,042      469,578       0.0%
    Amot Investments, Ltd.                                          281,339    1,174,041       0.0%
    Ashtrom Properties, Ltd.                                          3,135       12,063       0.0%
*   AudioCodes, Ltd.(M15342104)                                       2,000       10,440       0.0%
*   AudioCodes, Ltd.(6415352)                                        12,744       67,460       0.0%
    Avgol Industries 1953, Ltd.                                      78,586       93,002       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.           20,709       19,363       0.0%
    Azrieli Group, Ltd.                                              64,926    2,764,021       0.0%
    Bank Hapoalim BM                                              1,467,957    8,466,778       0.1%
*   Bank Leumi Le-Israel BM                                       1,792,618    6,763,652       0.1%
    Bayside Land Corp.                                                1,964      768,314       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.               1,878,121    3,411,430       0.0%
#   Big Shopping Centers, Ltd.                                        7,569      508,710       0.0%
#   Blue Square Real Estate, Ltd.                                     5,233      211,852       0.0%
    Brack Capital Properties NV                                         719       61,764       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
ISRAEL -- (Continued)
#*  Cellcom Israel, Ltd.(M2196U109)                                 43,866 $  328,556       0.0%
*   Cellcom Israel, Ltd.(B23WQK8)                                  125,788    949,318       0.0%
*   Ceragon Networks, Ltd.                                          18,692     48,877       0.0%
#*  Clal Biotechnology Industries, Ltd.                            168,288    125,774       0.0%
#*  Clal Insurance Enterprises Holdings, Ltd.                       65,112    747,932       0.0%
*   Compugen, Ltd.                                                  16,989     97,962       0.0%
    Delek Automotive Systems, Ltd.                                  76,495    653,631       0.0%
    Delek Group, Ltd.                                                5,841  1,144,793       0.0%
    Delta-Galil Industries, Ltd.                                    29,714    845,704       0.0%
    Direct Insurance Financial Investments, Ltd.                    44,923    381,838       0.0%
    El Al Israel Airlines                                        1,023,525    997,769       0.0%
    Elbit Systems, Ltd.(M3760D101)                                   2,033    200,860       0.0%
    Elbit Systems, Ltd.(6308913)                                    34,092  3,373,483       0.0%
*   Electra Consumer Products 1970, Ltd.                             2,907     38,509       0.0%
#   Electra, Ltd.                                                    4,681    642,591       0.0%
    Elron Electronic Industries, Ltd.                                6,344     29,752       0.0%
*   Evogene, Ltd.                                                   33,343    198,859       0.0%
#   First International Bank Of Israel, Ltd.                       145,257  1,868,994       0.0%
    FMS Enterprises Migun, Ltd.                                      5,031    129,950       0.0%
#   Formula Systems 1985, Ltd.                                      30,529  1,183,968       0.0%
#   Fox Wizel, Ltd.                                                 12,811    199,776       0.0%
    Frutarom Industries, Ltd.                                       58,434  3,087,804       0.0%
*   Gilat Satellite Networks, Ltd.(M51474118)                        5,284     22,880       0.0%
*   Gilat Satellite Networks, Ltd.(B01BZ39)                         86,720    381,327       0.0%
*   Hadera Paper, Ltd.                                               3,551    128,154       0.0%
    Harel Insurance Investments & Financial Services, Ltd.         428,279  1,655,999       0.0%
    Hilan, Ltd.                                                      7,210    110,623       0.0%
    IDI Insurance Co., Ltd.                                          8,151    404,315       0.0%
#   Industrial Buildings Corp., Ltd.                               130,809    157,302       0.0%
#   Israel Chemicals, Ltd.                                         776,894  2,760,752       0.0%
*   Israel Discount Bank, Ltd. Class A                           1,936,348  3,556,351       0.1%
    Israel Land Development Co., Ltd. (The)                          7,214     41,459       0.0%
*   Jerusalem Oil Exploration                                       33,587  1,478,197       0.0%
#*  Kamada, Ltd.                                                    75,864    438,749       0.0%
*   Kenon Holdings, Ltd.                                             1,116     10,845       0.0%
    Klil Industries, Ltd.                                              140     11,585       0.0%
    Magic Software Enterprises, Ltd.                                10,713     78,780       0.0%
#   Matrix IT, Ltd.                                                111,580    791,154       0.0%
    Maytronics, Ltd.                                                29,046    102,759       0.0%
*   Mazor Robotics, Ltd.                                            29,389    336,887       0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                               2,716     62,549       0.0%
    Meitav DS Investments, Ltd.                                     28,777    112,434       0.0%
    Melisron, Ltd.                                                  37,851  1,608,003       0.0%
*   Menora Mivtachim Holdings, Ltd.                                 68,451    608,148       0.0%
#*  Migdal Insurance & Financial Holding, Ltd.                     637,747    421,131       0.0%
#   Mivtach Shamir Holdings, Ltd.                                   12,110    249,126       0.0%
    Mizrahi Tefahot Bank, Ltd.                                     365,485  4,759,741       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                            55,433    300,729       0.0%
    Neto ME Holdings, Ltd.                                           1,394    109,650       0.0%
    Nice, Ltd. Sponsored ADR                                        37,024  2,460,985       0.0%
*   Nova Measuring Instruments, Ltd.                                60,611    722,930       0.0%
#*  Oil Refineries, Ltd.                                         3,990,808  1,408,764       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
ISRAEL -- (Continued)
*   Partner Communications Co., Ltd.                                238,176 $  1,111,024       0.0%
*   Partner Communications Co., Ltd. ADR                             11,519       52,757       0.0%
    Paz Oil Co., Ltd.                                                14,801    2,311,878       0.0%
*   Phoenix Holdings, Ltd. (The)                                    147,789      422,397       0.0%
    Plasson Industries, Ltd.                                          1,880       57,804       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             15,705      632,588       0.0%
*   Redhill Biopharma, Ltd. Sponsored ADR                             1,200       14,508       0.0%
    Sapiens International Corp. NV                                   32,505      444,746       0.0%
    Shapir Engineering and Industry, Ltd.                            15,446       31,783       0.0%
#   Shikun & Binui, Ltd.                                            628,881    1,090,015       0.0%
    Shufersal, Ltd.                                                 281,113    1,061,279       0.0%
#   Strauss Group, Ltd.                                              52,525      826,846       0.0%
*   Summit Real Estate Holdings, Ltd.                                21,176      123,110       0.0%
    Tadiran Holdings, Ltd.                                            3,472       84,574       0.0%
    Teva Pharmaceutical Industries, Ltd.                                264       11,026       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR              570,084   24,365,390       0.2%
#*  Tower Semiconductor, Ltd.(M87915274)                             61,379      954,443       0.0%
*   Tower Semiconductor, Ltd.(6320605)                               22,626      349,552       0.0%
*   Union Bank of Israel                                             56,620      190,386       0.0%
                                                                            ------------       ---
TOTAL ISRAEL                                                                 104,555,277       0.6%
                                                                            ------------       ---
ITALY -- (2.3%)
    A2A SpA                                                       4,295,035    5,849,308       0.0%
    ACEA SpA                                                        114,963    1,489,150       0.0%
#*  Aeffe SpA                                                        68,280       79,022       0.0%
    Alerion Cleanpower SpA                                           51,095      150,241       0.0%
#   Amplifon SpA                                                    158,547    1,675,249       0.0%
    Anima Holding SpA                                               644,973    3,142,151       0.0%
    Ansaldo STS SpA                                                 193,792    2,227,251       0.0%
*   Arnoldo Mondadori Editore SpA                                   511,214      505,699       0.0%
    Ascopiave SpA                                                   212,156      620,239       0.0%
    Assicurazioni Generali SpA                                    2,476,453   31,989,189       0.2%
#   Astaldi SpA                                                     232,773      939,536       0.0%
    Atlantia SpA                                                    285,393    6,987,548       0.1%
    Autogrill SpA                                                   228,290    1,902,716       0.0%
    Azimut Holding SpA                                              170,118    2,730,652       0.0%
#*  Banca Carige SpA                                                553,857      189,062       0.0%
    Banca Finnat Euramerica SpA                                     202,150       74,104       0.0%
    Banca Generali SpA                                              110,916    2,466,395       0.0%
    Banca IFIS SpA                                                   69,908    2,024,624       0.0%
    Banca Mediolanum SpA                                            877,804    6,069,204       0.0%
#*  Banca Monte dei Paschi di Siena SpA                           2,032,316      544,340       0.0%
    Banca Popolare dell'Emilia Romagna SC                         2,193,243   10,306,203       0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                      672,810           --       0.0%
#   Banca Popolare di Milano Scarl                               15,608,930    7,153,860       0.1%
    Banca Popolare di Sondrio SCPA                                1,214,028    4,052,869       0.0%
    Banca Profilo SpA                                               708,896      136,454       0.0%
    Banco di Desio e della Brianza SpA                               33,828       62,839       0.0%
    Banco Popolare SC                                             2,202,286    6,356,452       0.1%
    BasicNet SpA                                                     57,803      213,841       0.0%
    Biesse SpA                                                       74,766    1,289,887       0.0%
    Brembo SpA                                                       49,042    3,036,361       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ITALY -- (Continued)
#   Brunello Cucinelli SpA                                          37,222 $   737,301       0.0%
    Buzzi Unicem SpA                                               319,162   6,206,966       0.1%
#   Cairo Communication SpA                                         95,214     408,473       0.0%
#   Cembre SpA                                                       4,534      62,956       0.0%
    Cementir Holding SpA                                           202,530     989,335       0.0%
    Cerved Information Solutions SpA                               216,628   1,743,625       0.0%
    CIR-Compagnie Industriali Riunite SpA                        1,468,200   1,636,665       0.0%
#   CNH Industrial NV                                            1,464,786  11,372,070       0.1%
    Credito Emiliano SpA                                           320,935   1,809,228       0.0%
    Credito Valtellinese SC                                      4,393,987   1,933,828       0.0%
#   d'Amico International Shipping SA                              512,424     175,647       0.0%
    Danieli & C Officine Meccaniche SpA                             46,274     863,815       0.0%
    Datalogic SpA                                                   33,814     708,902       0.0%
    Davide Campari-Milano SpA                                      704,199   7,092,366       0.1%
    De' Longhi SpA                                                  88,881   2,079,612       0.0%
    DeA Capital SpA                                                109,658     129,724       0.0%
    DiaSorin SpA                                                    36,633   2,251,379       0.0%
*   Ei Towers SpA                                                   39,901   1,879,431       0.0%
    El.En. SpA                                                      31,471     689,086       0.0%
    Elica SpA                                                        6,214      12,557       0.0%
    Enel SpA                                                     3,370,856  14,492,448       0.1%
    Eni SpA                                                      2,230,601  32,371,056       0.2%
#   Eni SpA Sponsored ADR                                          215,147   6,256,475       0.1%
    ERG SpA                                                        201,584   2,238,716       0.0%
    Esprinet SpA                                                   120,403     892,160       0.0%
*   Eurotech SpA                                                    93,990     124,376       0.0%
    Falck Renewables SpA                                           566,638     505,943       0.0%
    Ferrari NV(BD6G507)                                            159,399   8,392,358       0.1%
    Ferrari NV(N3167Y103)                                              890      46,965       0.0%
#   Fiat Chrysler Automobiles NV(N31738102)                        127,908     936,287       0.0%
#   Fiat Chrysler Automobiles NV(BRJFWP3)                        2,535,156  18,585,043       0.1%
*   Fincantieri SpA                                                512,518     232,501       0.0%
    FinecoBank Banca Fineco SpA                                    338,043   1,975,508       0.0%
    FNM SpA                                                        346,538     157,113       0.0%
#   Geox SpA                                                       272,993     588,052       0.0%
*   Gruppo Editoriale L'Espresso SpA                               638,825     531,404       0.0%
    Gruppo MutuiOnline SpA                                          18,981     168,449       0.0%
    Hera SpA                                                     1,483,028   3,790,701       0.0%
    IMMSI SpA                                                      773,083     321,713       0.0%
    Industria Macchine Automatiche SpA                              22,268   1,377,236       0.0%
    Infrastrutture Wireless Italiane SpA                            75,597     357,384       0.0%
*   Intek Group SpA                                              1,101,521     258,736       0.0%
    Interpump Group SpA                                            240,983   3,864,944       0.0%
    Intesa Sanpaolo SpA                                          8,823,531  20,458,859       0.1%
    Iren SpA                                                     1,292,056   2,318,529       0.0%
    Italmobiliare SpA                                               24,262   1,151,210       0.0%
#*  Juventus Football Club SpA                                   1,175,852     378,572       0.0%
    La Doria SpA                                                    36,006     303,072       0.0%
*   Leonardo-Finmeccanica SpA                                      746,752   9,092,779       0.1%
    Luxottica Group SpA                                             70,933   3,531,927       0.0%
    Luxottica Group SpA Sponsored ADR                               13,059     648,118       0.0%
    Maire Tecnimont SpA                                            226,472     546,028       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
ITALY -- (Continued)
    MARR SpA                                                         53,006 $    976,356       0.0%
    Mediaset SpA                                                  3,153,815    9,019,051       0.1%
    Mediobanca SpA                                                1,415,105   10,366,046       0.1%
    Moleskine SpA                                                   147,900      391,152       0.0%
    Moncler SpA                                                     222,093    3,697,388       0.0%
    Nice SpA                                                         16,046       45,606       0.0%
    OVS SpA                                                         141,962      777,676       0.0%
#   Parmalat SpA                                                    940,062    2,483,803       0.0%
#   Piaggio & C SpA                                                 726,407    1,266,298       0.0%
#*  Prelios SpA                                                     159,284       14,561       0.0%
#   Prima Industrie SpA                                              17,258      270,977       0.0%
    Prysmian SpA                                                    395,387    9,832,328       0.1%
    Recordati SpA                                                   171,017    4,836,166       0.0%
    Reno de Medici SpA                                              482,213      145,747       0.0%
    Reply SpA                                                         7,840      985,521       0.0%
*   Retelit SpA                                                     487,600      484,499       0.0%
    Sabaf SpA                                                         5,696       55,897       0.0%
    SAES Getters SpA                                                 44,258      575,382       0.0%
*   Safilo Group SpA                                                151,289    1,583,291       0.0%
#*  Saipem SpA                                                   21,015,866    8,641,971       0.1%
#   Salini Impregilo SpA                                            909,208    2,533,656       0.0%
#   Salvatore Ferragamo SpA                                          81,492    1,992,004       0.0%
    Saras SpA                                                     1,540,442    2,675,670       0.0%
    SAVE SpA                                                         29,792      584,840       0.0%
    Servizi Italia SpA                                                3,824       15,519       0.0%
#*  Snai SpA                                                        124,870      163,383       0.0%
    Snam SpA                                                        880,826    4,640,912       0.0%
    Societa Cattolica di Assicurazioni SCRL                         539,735    3,263,421       0.0%
    Societa Iniziative Autostradali e Servizi SpA                   257,503    2,411,629       0.0%
*   Societa Partecipazioni Finanziarie SpA                          271,551           --       0.0%
*   Sogefi SpA                                                      156,634      360,031       0.0%
    SOL SpA                                                          51,690      444,001       0.0%
    Tamburi Investment Partners SpA                                 121,039      486,364       0.0%
#*  Telecom Italia SpA                                           14,898,954   12,951,558       0.1%
#*  Telecom Italia SpA Sponsored ADR                                331,845    2,877,096       0.0%
    Tenaris SA                                                      133,475    1,887,836       0.0%
    Tenaris SA ADR                                                   20,107      567,017       0.0%
    Terna Rete Elettrica Nazionale SpA                            1,707,629    8,358,706       0.1%
#*  Tiscali SpA                                                   6,190,063      299,482       0.0%
#   Tod's SpA                                                        35,640    2,082,585       0.0%
*   Trevi Finanziaria Industriale SpA                               461,725      680,512       0.0%
    TXT e-solutions SpA                                               5,965       50,606       0.0%
    UniCredit SpA                                                 2,869,106    7,120,000       0.1%
#   Unione di Banche Italiane SpA                                 1,869,307    5,157,426       0.0%
    Unipol Gruppo Finanziario SpA                                 2,001,584    6,127,837       0.0%
    UnipolSai SpA                                                 3,387,200    6,472,976       0.1%
    Vittoria Assicurazioni SpA                                       89,034      952,267       0.0%
#*  Yoox Net-A-Porter Group SpA                                      97,418    2,802,318       0.0%
    Zignago Vetro SpA                                                41,504      251,301       0.0%
                                                                            ------------       ---
TOTAL ITALY                                                                  418,602,743       2.5%
                                                                            ------------       ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (23.2%)
    77 Bank, Ltd. (The)                                          1,228,372 $ 5,548,932       0.1%
    A&A Material Corp.                                              42,000      38,010       0.0%
    A&D Co., Ltd.                                                   47,000     199,150       0.0%
#   ABC-Mart, Inc.                                                  24,100   1,466,411       0.0%
    Accordia Golf Co., Ltd.                                        256,000   2,583,755       0.0%
    Accretive Co., Ltd.                                             53,700     198,092       0.0%
    Achilles Corp.                                                  50,300     723,208       0.0%
*   Acom Co., Ltd.                                                  98,400     452,792       0.0%
    AD Works Co., Ltd.                                             211,100      78,560       0.0%
    Adastria Co., Ltd.                                             108,100   2,829,851       0.0%
    ADEKA Corp.                                                    312,800   4,728,439       0.0%
    Aderans Co., Ltd.                                              114,900     676,332       0.0%
    Advan Co., Ltd.                                                 49,000     452,564       0.0%
    Advanex, Inc.                                                    6,800      79,511       0.0%
#   Advantest Corp.                                                306,000   4,373,365       0.0%
    Aeon Co., Ltd.                                               1,682,969  23,258,021       0.2%
    Aeon Delight Co., Ltd.                                          59,200   1,749,989       0.0%
    Aeon Fantasy Co., Ltd.                                          30,000     930,363       0.0%
    AEON Financial Service Co., Ltd.                               164,100   2,888,863       0.0%
    Aeon Hokkaido Corp.                                             48,500     253,112       0.0%
    Aeon Mall Co., Ltd.                                            129,020   1,916,047       0.0%
*   AGORA Hospitality Group Co., Ltd.                               41,000      13,712       0.0%
#   Agro-Kanesho Co., Ltd.                                          19,500     209,776       0.0%
    Ahresty Corp.                                                   87,000     983,375       0.0%
    Ai Holdings Corp.                                               58,500   1,437,449       0.0%
    Aica Kogyo Co., Ltd.                                           100,800   2,876,430       0.0%
    Aichi Bank, Ltd. (The)                                          28,400   1,573,555       0.0%
    Aichi Corp.                                                     97,800     791,315       0.0%
    Aichi Steel Corp.                                               42,300   2,036,745       0.0%
#   Aichi Tokei Denki Co., Ltd.                                      7,000     213,514       0.0%
#   Aida Engineering, Ltd.                                         196,200   1,686,851       0.0%
    Ain Holdings, Inc.                                              60,100   4,056,483       0.0%
    Aiphone Co., Ltd.                                               24,400     428,642       0.0%
    Air Water, Inc.                                                408,000   7,633,688       0.1%
    Airport Facilities Co., Ltd.                                    79,300     432,494       0.0%
    Aisan Industry Co., Ltd.                                       129,900   1,057,487       0.0%
#   Aisan Technology Co., Ltd.                                       2,700     123,568       0.0%
    Aisin Seiki Co., Ltd.                                          389,782  17,122,174       0.1%
    AIT Corp.                                                       10,400      91,934       0.0%
    Aizawa Securities Co., Ltd.                                    112,600     622,170       0.0%
    Ajinomoto Co., Inc.                                            429,000   9,539,859       0.1%
#*  Akebono Brake Industry Co., Ltd.                               367,230     702,812       0.0%
    Akita Bank, Ltd. (The)                                         535,000   1,792,375       0.0%
    Albis Co., Ltd.                                                  2,000      42,739       0.0%
    Alconix Corp.                                                   34,700     458,579       0.0%
#   Alfresa Holdings Corp.                                         227,100   4,799,527       0.1%
    Alinco, Inc.                                                    40,700     379,238       0.0%
#   Alpen Co., Ltd.                                                 71,000   1,293,764       0.0%
    Alpha Corp.                                                      3,500      34,210       0.0%
    Alpha Systems, Inc.                                             12,020     202,431       0.0%
    Alpine Electronics, Inc.                                       191,200   2,552,192       0.0%
    Alps Electric Co., Ltd.                                        361,100   8,661,949       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Alps Logistics Co., Ltd.                                        21,800 $   124,966       0.0%
    Altech Corp.                                                    16,100     347,053       0.0%
    Amada Holdings Co., Ltd.                                       519,400   5,916,537       0.1%
    Amano Corp.                                                    170,000   3,162,938       0.0%
    Amiyaki Tei Co., Ltd.                                           14,400     531,982       0.0%
    Amuse, Inc.                                                     50,800     859,098       0.0%
    ANA Holdings, Inc.                                             505,000   1,418,431       0.0%
    Anest Iwata Corp.                                               76,100     765,293       0.0%
#   Anicom Holdings, Inc.                                           19,200     430,144       0.0%
#   Anritsu Corp.                                                  399,100   2,117,122       0.0%
    AOI Electronics Co., Ltd.                                        5,500     133,629       0.0%
    AOI Pro, Inc.                                                   12,300      97,471       0.0%
    AOKI Holdings, Inc.                                            164,800   1,992,748       0.0%
    Aomori Bank, Ltd. (The)                                        659,000   2,226,917       0.0%
    Aoyama Trading Co., Ltd.                                       170,400   6,002,991       0.1%
    Aozora Bank, Ltd.                                            1,174,000   3,878,963       0.0%
#   Apamanshop Holdings Co., Ltd.                                   11,000      89,059       0.0%
    Arakawa Chemical Industries, Ltd.                               50,300     746,725       0.0%
    Arata Corp.                                                     14,100     322,373       0.0%
    Araya Industrial Co., Ltd.                                     104,000     146,364       0.0%
    Arcland Sakamoto Co., Ltd.                                     100,900   1,201,819       0.0%
    Arcland Service Holdings Co., Ltd.                               8,000     237,425       0.0%
    Arcs Co., Ltd.                                                 107,773   2,704,250       0.0%
#   Ardepro Co., Ltd.                                              394,000     408,609       0.0%
    Argo Graphics, Inc.                                              4,100      82,252       0.0%
    Ariake Japan Co., Ltd.                                          25,200   1,407,845       0.0%
    Arisawa Manufacturing Co., Ltd.                                131,700     689,148       0.0%
*   Arrk Corp.                                                     125,100      96,279       0.0%
    Artnature, Inc.                                                 50,900     311,027       0.0%
#   ArtSpark Holdings, Inc.                                          4,300     108,031       0.0%
    As One Corp.                                                    31,790   1,426,299       0.0%
    Asahi Broadcasting Corp.                                         8,100      52,839       0.0%
#   Asahi Co., Ltd.                                                 54,700     661,102       0.0%
#   Asahi Diamond Industrial Co., Ltd.                             190,600   1,420,352       0.0%
    Asahi Glass Co., Ltd.                                        1,436,000  10,043,104       0.1%
    Asahi Group Holdings, Ltd.                                     119,800   4,273,380       0.0%
    Asahi Holdings, Inc.                                            89,700   1,615,422       0.0%
    Asahi Intecc Co., Ltd.                                          52,800   2,286,690       0.0%
    Asahi Kasei Corp.                                            2,623,000  23,646,415       0.2%
    Asahi Kogyosha Co., Ltd.                                         6,200     180,593       0.0%
    Asahi Net, Inc.                                                  5,600      22,990       0.0%
    Asahi Yukizai Corp.                                            239,000     466,803       0.0%
    Asante, Inc.                                                    10,000     151,568       0.0%
#   Asanuma Corp.                                                  272,000     646,442       0.0%
    Asatsu-DK, Inc.                                                 85,500   2,372,728       0.0%
    Asax Co., Ltd.                                                   2,200      32,153       0.0%
#   Ashimori Industry Co., Ltd.                                    193,000     306,268       0.0%
#   Asia Pile Holdings Corp.                                        53,100     221,205       0.0%
    Asics Corp.                                                    192,100   4,099,279       0.0%
    ASKA Pharmaceutical Co., Ltd.                                   65,200   1,124,922       0.0%
#   ASKUL Corp.                                                     24,100     992,387       0.0%
    Astellas Pharma, Inc.                                          216,200   3,208,809       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    Asunaro Aoki Construction Co., Ltd.                           49,600 $   341,374       0.0%
#   Ateam, Inc.                                                   11,600     262,631       0.0%
    Atom Corp.                                                   102,300     676,419       0.0%
    Atsugi Co., Ltd.                                             723,000     791,623       0.0%
#   Autobacs Seven Co., Ltd.                                     170,200   2,419,972       0.0%
    Avex Group Holdings, Inc.                                    145,300   1,921,934       0.0%
    Awa Bank, Ltd. (The)                                         658,000   4,327,089       0.0%
    Axell Corp.                                                   21,300     167,072       0.0%
    Axial Retailing, Inc.                                         24,900     894,474       0.0%
    Azbil Corp.                                                  130,700   3,876,021       0.0%
    Bandai Namco Holdings, Inc.                                  144,200   4,319,655       0.0%
    Bando Chemical Industries, Ltd.                              129,000   1,241,419       0.0%
    Bank of Iwate, Ltd. (The)                                     57,400   2,416,958       0.0%
    Bank of Kochi, Ltd. (The)                                    115,000     131,381       0.0%
#   Bank of Kyoto, Ltd. (The)                                    802,000   5,881,307       0.1%
#   Bank of Nagoya, Ltd. (The)                                    62,899   2,214,091       0.0%
    Bank of Okinawa, Ltd. (The)                                   73,140   2,567,325       0.0%
    Bank of Saga, Ltd. (The)                                     521,000   1,358,589       0.0%
    Bank of the Ryukyus, Ltd.                                    102,300   1,345,762       0.0%
    Belc Co., Ltd.                                                29,238   1,181,369       0.0%
    Belluna Co., Ltd.                                            177,900   1,187,107       0.0%
    Benefit One, Inc.                                             22,200     642,099       0.0%
    Benesse Holdings, Inc.                                       152,200   3,987,974       0.0%
    Best Denki Co., Ltd.                                         227,400     298,836       0.0%
    Bic Camera, Inc.                                             319,800   2,752,491       0.0%
    BML, Inc.                                                     66,800   1,771,700       0.0%
    Bookoff Corp.                                                 35,600     277,438       0.0%
#   BP Castrol KK                                                 16,800     224,494       0.0%
#   Bridgestone Corp.                                            502,600  18,758,865       0.1%
    Broadband Tower, Inc.                                        118,600     252,612       0.0%
    Broadleaf Co., Ltd.                                           75,900     853,176       0.0%
#   Broccoli Co., Ltd.                                            48,000     309,621       0.0%
#   BRONCO BILLY Co., Ltd.                                        10,000     295,832       0.0%
    Brother Industries, Ltd.                                     659,600  12,103,174       0.1%
    Bunka Shutter Co., Ltd.                                      162,900   1,350,893       0.0%
#   C Uyemura & Co., Ltd.                                          3,700     172,226       0.0%
    CAC Holdings Corp.                                            34,100     285,665       0.0%
#   Calbee, Inc.                                                  51,900   1,883,016       0.0%
    Calsonic Kansei Corp.                                        582,000   7,293,974       0.1%
#   Can Do Co., Ltd.                                              25,400     442,179       0.0%
    Canare Electric Co., Ltd.                                        700      13,506       0.0%
    Canon Electronics, Inc.                                       75,400   1,172,809       0.0%
    Canon Marketing Japan, Inc.                                  115,600   1,996,500       0.0%
    Canon, Inc.                                                  369,334  10,610,232       0.1%
#   Canon, Inc. Sponsored ADR                                     57,577   1,653,611       0.0%
#   Capcom Co., Ltd.                                             131,200   3,389,309       0.0%
    Career Design Center Co., Ltd.                                 5,500      49,033       0.0%
    Carlit Holdings Co., Ltd.                                     48,700     247,237       0.0%
#   Casio Computer Co., Ltd.                                     342,900   4,776,105       0.0%
    Cawachi, Ltd.                                                 65,900   1,695,982       0.0%
    Central Glass Co., Ltd.                                      736,000   3,010,571       0.0%
    Central Japan Railway Co.                                     29,700   5,050,370       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Central Security Patrols Co., Ltd.                              15,500 $  305,096       0.0%
    Central Sports Co., Ltd.                                         6,500    155,497       0.0%
    Chiba Bank, Ltd. (The)                                         732,000  4,527,264       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                   183,700    814,313       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.                    1,300     12,571       0.0%
    CHIMNEY Co., Ltd.                                                6,000    170,811       0.0%
    Chino Corp.                                                     13,300    132,774       0.0%
    Chiyoda Co., Ltd.                                               52,400  1,244,092       0.0%
    Chiyoda Corp.                                                  412,000  3,593,594       0.0%
*   Chiyoda Integre Co., Ltd.                                       46,300    958,283       0.0%
    Chofu Seisakusho Co., Ltd.                                      60,800  1,562,712       0.0%
    Chori Co., Ltd.                                                 34,100    540,697       0.0%
    Chubu Electric Power Co., Inc.                                 270,100  3,976,237       0.0%
    Chubu Shiryo Co., Ltd.                                          82,200    666,182       0.0%
    Chudenko Corp.                                                 132,300  2,750,112       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                 318,000    694,790       0.0%
#*  Chugai Mining Co., Ltd.                                        259,700     69,312       0.0%
    Chugai Pharmaceutical Co., Ltd.                                 20,800    708,820       0.0%
    Chugai Ro Co., Ltd.                                            140,000    270,391       0.0%
    Chugoku Bank, Ltd. (The)                                       412,800  5,538,758       0.1%
    Chugoku Electric Power Co., Inc. (The)                         126,800  1,483,739       0.0%
    Chugoku Marine Paints, Ltd.                                    211,800  1,541,352       0.0%
    Chukyo Bank, Ltd. (The)                                         42,500    942,792       0.0%
    Chuo Gyorui Co., Ltd.                                           38,000     98,928       0.0%
    Chuo Spring Co., Ltd.                                           60,000    175,777       0.0%
    Ci:z Holdings Co., Ltd.                                         47,200  1,353,270       0.0%
    Citizen Watch Co., Ltd.                                        847,950  4,765,307       0.0%
    CKD Corp.                                                      163,600  2,037,381       0.0%
    Clarion Co., Ltd.                                              558,000  1,830,730       0.0%
    Cleanup Corp.                                                   77,600    660,824       0.0%
#   CMIC Holdings Co., Ltd.                                         39,500    586,711       0.0%
#*  CMK Corp.                                                      244,200  1,290,040       0.0%
    Coca-Cola East Japan Co., Ltd.                                 173,267  3,819,078       0.0%
#   Coca-Cola West Co., Ltd.                                       225,002  6,649,867       0.1%
    Cocokara fine, Inc.                                             54,220  2,097,275       0.0%
#   COLOPL, Inc.                                                    65,600    943,299       0.0%
#   Colowide Co., Ltd.                                              89,200  1,733,052       0.0%
    Computer Engineering & Consulting, Ltd.                         49,200    919,863       0.0%
#   COMSYS Holdings Corp.                                          232,000  4,084,244       0.0%
    Concordia Financial Group, Ltd.                              1,242,286  5,760,110       0.1%
    CONEXIO Corp.                                                   53,500    726,318       0.0%
#   COOKPAD, Inc.                                                   77,700    738,251       0.0%
    Corona Corp.                                                    35,300    377,666       0.0%
#   Cosel Co., Ltd.                                                 35,500    424,826       0.0%
    Cosmo Energy Holdings Co., Ltd.                                272,600  3,562,535       0.0%
    Cosmos Initia Co., Ltd.                                         17,500     62,233       0.0%
    Cosmos Pharmaceutical Corp.                                      8,900  1,936,750       0.0%
    CRE, Inc.                                                        2,600     40,811       0.0%
    Create Medic Co., Ltd.                                           3,500     31,587       0.0%
#   Create Restaurants Holdings, Inc.                               49,500    469,300       0.0%
    Create SD Holdings Co., Ltd.                                    45,900    960,842       0.0%
    Credit Saison Co., Ltd.                                        380,000  6,569,098       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Cresco, Ltd.                                                    34,200 $   744,256       0.0%
#   CROOZ, Inc.                                                     11,000     251,759       0.0%
*   Cross Plus, Inc.                                                 2,000      11,619       0.0%
    CTI Engineering Co., Ltd.                                       39,300     379,741       0.0%
    CyberAgent, Inc.                                                57,600   1,673,428       0.0%
#   Cybernet Systems Co., Ltd.                                       8,000      54,141       0.0%
*   D.A. Consortium Holdings, Inc.                                  85,400     573,296       0.0%
    Dai Nippon Printing Co., Ltd.                                  506,000   5,075,325       0.1%
    Dai Nippon Toryo Co., Ltd.                                     410,000     877,180       0.0%
    Dai-Dan Co., Ltd.                                               50,000     423,840       0.0%
    Dai-ichi Life Holdings, Inc.                                   468,300   6,865,732       0.1%
    Dai-ichi Seiko Co., Ltd.                                        38,200     422,028       0.0%
    Daibiru Corp.                                                  224,000   1,945,840       0.0%
    Daicel Corp.                                                   566,200   7,445,070       0.1%
    Daido Kogyo Co., Ltd.                                           90,000     201,017       0.0%
    Daido Metal Co., Ltd.                                          118,500   1,277,970       0.0%
    Daido Steel Co., Ltd.                                        1,093,000   4,639,766       0.0%
#   Daidoh, Ltd.                                                    59,300     233,390       0.0%
    Daifuku Co., Ltd.                                              194,300   3,510,768       0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                         54,300     323,952       0.0%
    Daihen Corp.                                                   259,000   1,501,666       0.0%
    Daiho Corp.                                                    328,000   1,803,348       0.0%
    Daiichi Jitsugyo Co., Ltd.                                     151,000     836,405       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                           9,200     302,132       0.0%
    Daiichi Sankyo Co., Ltd.                                       364,900   8,768,265       0.1%
    Daiichikosho Co., Ltd.                                          81,400   3,538,622       0.0%
    Daiken Corp.                                                    31,000     643,335       0.0%
#   Daiken Medical Co., Ltd.                                        30,600     231,410       0.0%
    Daiki Aluminium Industry Co., Ltd.                              95,000     389,854       0.0%
    Daikin Industries, Ltd.                                         53,400   5,117,305       0.1%
#   Daikoku Denki Co., Ltd.                                         39,600     635,098       0.0%
    Daikokutenbussan Co., Ltd.                                      18,000     845,894       0.0%
#*  Daikokuya Holdings Co., Ltd.                                   225,800     165,389       0.0%
    Daikyo, Inc.                                                 1,249,392   2,681,249       0.0%
    Daikyonishikawa Corp.                                           79,800   1,033,255       0.0%
    Dainichi Co., Ltd.                                              12,700      78,611       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        232,000   1,236,391       0.0%
#   Daio Paper Corp.                                               297,000   3,564,857       0.0%
    Daisan Bank, Ltd. (The)                                         47,100     796,773       0.0%
    Daiseki Co., Ltd.                                               70,325   1,443,786       0.0%
#   Daiseki Eco. Solution Co., Ltd.                                  8,500     120,451       0.0%
    Daishi Bank, Ltd. (The)                                      1,044,000   4,489,119       0.0%
    Daishinku Corp.                                                 27,800     295,022       0.0%
    Daisue Construction Co., Ltd.                                   13,100     112,827       0.0%
#   Daisyo Corp.                                                    23,700     346,428       0.0%
    Daito Bank, Ltd. (The)                                         271,000     436,132       0.0%
    Daito Electron Co., Ltd.                                        13,700     105,347       0.0%
#   Daito Pharmaceutical Co., Ltd.                                  42,300     930,984       0.0%
    Daito Trust Construction Co., Ltd.                              38,600   6,468,539       0.1%
    Daiwa House Industry Co., Ltd.                                 345,600   9,485,530       0.1%
    Daiwa Industries, Ltd.                                          91,700     798,676       0.0%
    Daiwa Securities Group, Inc.                                 2,361,000  14,095,616       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Daiwabo Holdings Co., Ltd.                                     785,000 $1,896,985       0.0%
#   DCM Holdings Co., Ltd.                                         404,580  3,544,249       0.0%
    Dena Co., Ltd.                                                 209,500  6,740,009       0.1%
    Denka Co., Ltd.                                              1,532,000  6,950,049       0.1%
    Denki Kogyo Co., Ltd.                                          147,000    809,643       0.0%
    Densan System Co., Ltd.                                            800     13,301       0.0%
    Denso Corp.                                                    215,100  9,360,072       0.1%
    Dentsu, Inc.                                                    84,600  4,217,243       0.0%
    Denyo Co., Ltd.                                                 47,400    588,248       0.0%
    Descente, Ltd.                                                 105,100  1,457,374       0.0%
*   Dexerials Corp.                                                 49,300    395,833       0.0%
    DIC Corp.                                                      282,900  8,569,556       0.1%
    Digital Arts, Inc.                                               3,100     83,429       0.0%
#   Digital Garage, Inc.                                            32,300    610,311       0.0%
#   Dip Corp.                                                       36,500    966,872       0.0%
    Disco Corp.                                                     37,800  4,568,618       0.0%
#   DKS Co., Ltd.                                                  179,000    585,950       0.0%
#*  DLE, Inc.                                                        7,300     47,899       0.0%
#   DMG Mori Co., Ltd.                                             489,500  5,191,763       0.1%
    DMW Corp.                                                          900     15,442       0.0%
    Don Quijote Holdings Co., Ltd.                                  47,800  1,816,859       0.0%
    Doshisha Co., Ltd.                                              63,300  1,309,899       0.0%
    Doutor Nichires Holdings Co., Ltd.                             101,623  2,034,052       0.0%
    Dowa Holdings Co., Ltd.                                        809,500  6,011,999       0.1%
    DSB Co., Ltd.                                                   34,200    168,029       0.0%
    DTS Corp.                                                       70,100  1,552,996       0.0%
    Dunlop Sports Co., Ltd.                                         39,300    385,971       0.0%
    Duskin Co., Ltd.                                               147,500  2,833,226       0.0%
    Dydo Drinco, Inc.                                               26,000  1,439,030       0.0%
    Dynic Corp.                                                     14,000     22,536       0.0%
    Eagle Industry Co., Ltd.                                        93,200  1,329,732       0.0%
    Earth Chemical Co., Ltd.                                        17,400    807,560       0.0%
    East Japan Railway Co.                                          68,500  6,029,949       0.1%
#   Ebara Corp.                                                    288,400  8,561,716       0.1%
#   Ebara Jitsugyo Co., Ltd.                                        20,300    245,811       0.0%
    Eco's Co., Ltd.                                                  2,800     32,976       0.0%
#   EDION Corp.                                                    312,300  2,766,790       0.0%
    eGuarantee, Inc.                                                 5,600    149,263       0.0%
#   Ehime Bank, Ltd. (The)                                         109,998  1,451,097       0.0%
    Eidai Co., Ltd.                                                 38,000    164,089       0.0%
    Eighteenth Bank, Ltd. (The)                                    457,000  1,417,277       0.0%
    Eiken Chemical Co., Ltd.                                        40,800  1,114,804       0.0%
    Eisai Co., Ltd.                                                 33,500  2,134,878       0.0%
    Eizo Corp.                                                      76,900  2,428,355       0.0%
    Elecom Co., Ltd.                                                57,000  1,165,312       0.0%
    Electric Power Development Co., Ltd.                            59,200  1,378,587       0.0%
    Elematec Corp.                                                  24,803    419,364       0.0%
    EM Systems Co., Ltd.                                            14,500    240,272       0.0%
#   en-japan, Inc.                                                  35,400    682,090       0.0%
    Endo Lighting Corp.                                             43,200    337,521       0.0%
    Enplas Corp.                                                    45,100  1,393,527       0.0%
*   Enshu, Ltd.                                                    100,000     61,866       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    EPS Holdings, Inc.                                              75,100 $   985,547       0.0%
    eRex Co., Ltd.                                                   5,600     175,549       0.0%
#   ES-Con Japan, Ltd.                                             166,900     507,658       0.0%
    ESCRIT, Inc.                                                     3,800      20,035       0.0%
    ESPEC Corp.                                                     97,100   1,174,888       0.0%
#*  euglena Co., Ltd.                                               18,800     255,557       0.0%
#   Excel Co., Ltd.                                                 31,900     426,744       0.0%
    Exedy Corp.                                                    121,100   3,460,079       0.0%
    Ezaki Glico Co., Ltd.                                           53,800   3,058,308       0.0%
#   F-Tech, Inc.                                                    31,200     410,326       0.0%
#   F@N Communications, Inc.                                        75,600     564,550       0.0%
    Faith, Inc.                                                     11,480     131,002       0.0%
    FALCO HOLDINGS Co., Ltd.                                        19,300     251,472       0.0%
#   FamilyMart UNY Holdings Co., Ltd.                              117,883   7,393,682       0.1%
    Fancl Corp.                                                     83,200   1,257,489       0.0%
    FANUC Corp.                                                     26,200   4,796,891       0.1%
#   Fast Retailing Co., Ltd.                                        11,900   4,009,067       0.0%
    FCC Co., Ltd.                                                  127,800   2,819,462       0.0%
#*  FDK Corp.                                                      200,000     174,817       0.0%
    Feed One Co., Ltd.                                             241,520     305,788       0.0%
    Felissimo Corp.                                                  1,200      11,624       0.0%
    Ferrotec Corp.                                                 135,600   1,649,171       0.0%
    FIDEA Holdings Co., Ltd.                                       643,900   1,158,093       0.0%
    Fields Corp.                                                    58,200     705,607       0.0%
#   Financial Products Group Co., Ltd.                             113,700     993,931       0.0%
    FINDEX, Inc.                                                    23,400     220,468       0.0%
*   First Baking Co., Ltd.                                          12,000      15,889       0.0%
    First Juken Co., Ltd.                                           13,900     183,701       0.0%
    FJ Next Co., Ltd.                                               62,900     374,498       0.0%
    Foster Electric Co., Ltd.                                       91,700   1,682,699       0.0%
    FP Corp.                                                        66,800   3,598,113       0.0%
    France Bed Holdings Co., Ltd.                                   54,100     462,085       0.0%
#   Freebit Co., Ltd.                                               26,700     226,678       0.0%
    Freund Corp.                                                    10,000     161,207       0.0%
    FTGroup Co., Ltd.                                               37,900     300,287       0.0%
    Fudo Tetra Corp.                                               648,000   1,139,876       0.0%
    Fuji Co., Ltd.                                                  45,700     959,800       0.0%
    Fuji Corp., Ltd.                                                92,400     618,164       0.0%
    Fuji Electric Co., Ltd.                                      1,410,000   7,040,951       0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.              10,000      30,119       0.0%
    Fuji Heavy Industries, Ltd.                                    355,200  13,879,967       0.1%
    Fuji Kiko Co., Ltd.                                             69,000     252,302       0.0%
    Fuji Kosan Co., Ltd.                                            11,000      44,601       0.0%
#   Fuji Kyuko Co., Ltd.                                            81,000     928,901       0.0%
    Fuji Machine Manufacturing Co., Ltd.                           210,300   2,676,501       0.0%
    Fuji Media Holdings, Inc.                                      119,300   1,646,813       0.0%
*   Fuji Oil Co., Ltd.                                             249,700     796,310       0.0%
    Fuji Oil Holdings, Inc.                                        181,700   3,504,000       0.0%
    Fuji Pharma Co., Ltd.                                           21,000     519,871       0.0%
#   Fuji Seal International, Inc.                                   56,600   2,332,956       0.0%
    Fuji Soft, Inc.                                                 92,600   2,459,709       0.0%
    Fujibo Holdings, Inc.                                           37,600   1,189,075       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Fujicco Co., Ltd.                                               41,600 $   951,781       0.0%
    FUJIFILM Holdings Corp.                                        223,275   8,442,229       0.1%
    Fujikura Kasei Co., Ltd.                                        77,800     468,269       0.0%
#   Fujikura Rubber, Ltd.                                           61,700     336,381       0.0%
    Fujikura, Ltd.                                               1,022,000   6,004,763       0.1%
    Fujimi, Inc.                                                    56,800     883,556       0.0%
    Fujimori Kogyo Co., Ltd.                                        45,600   1,132,911       0.0%
#   Fujio Food System Co., Ltd.                                      3,600      90,559       0.0%
#   Fujisash Co., Ltd.                                             369,900     313,372       0.0%
    Fujishoji Co., Ltd.                                             25,200     267,230       0.0%
    Fujita Kanko, Inc.                                             127,000     422,012       0.0%
    Fujitec Co., Ltd.                                              177,500   2,030,602       0.0%
    Fujitsu Frontech, Ltd.                                          48,100     574,927       0.0%
    Fujitsu General, Ltd.                                          187,000   4,291,034       0.0%
    Fujitsu, Ltd.                                                3,467,292  20,564,943       0.1%
*   Fujiya Co., Ltd.                                               116,000     225,551       0.0%
    FuKoKu Co., Ltd.                                                24,900     197,275       0.0%
    Fukuda Corp.                                                    70,000     824,258       0.0%
    Fukuda Denshi Co., Ltd.                                          3,100     186,631       0.0%
    Fukui Bank, Ltd. (The)                                         799,000   2,113,739       0.0%
    Fukuoka Financial Group, Inc.                                1,876,600   8,120,934       0.1%
    Fukushima Bank, Ltd. (The)                                     833,000     769,721       0.0%
    Fukushima Industries Corp.                                      39,300   1,341,665       0.0%
#   Fukuyama Transporting Co., Ltd.                                502,000   2,858,933       0.0%
#   FULLCAST Holdings Co., Ltd..                                    35,000     321,919       0.0%
    Fumakilla, Ltd.                                                 30,000     190,268       0.0%
#   Funai Electric Co., Ltd.                                        72,800     593,569       0.0%
#   Funai Soken Holdings, Inc.                                      49,080     758,404       0.0%
#   Furukawa Battery Co., Ltd. (The)                                72,000     509,999       0.0%
    Furukawa Co., Ltd.                                             971,000   1,550,453       0.0%
    Furukawa Electric Co., Ltd.                                    265,607   7,814,275       0.1%
    Furuno Electric Co., Ltd.                                       93,200     720,037       0.0%
    Furusato Industries, Ltd.                                       25,400     362,998       0.0%
    Furuya Metal Co., Ltd.                                           1,400      20,518       0.0%
#   Fusion Partners Co.                                              4,400      39,689       0.0%
    Fuso Chemical Co., Ltd.                                         29,300     624,931       0.0%
#   Fuso Pharmaceutical Industries, Ltd.                            29,899     778,602       0.0%
    Futaba Corp.                                                   161,400   2,635,054       0.0%
    Futaba Industrial Co., Ltd.                                    203,500   1,215,870       0.0%
    Future Corp.                                                    67,500     449,878       0.0%
    Fuyo General Lease Co., Ltd.                                    65,300   3,311,586       0.0%
    G-7 Holdings, Inc.                                              14,800     189,500       0.0%
    G-Tekt Corp.                                                    72,700   1,380,820       0.0%
    Gakken Holdings Co., Ltd.                                      211,000     699,419       0.0%
    GCA Corp.                                                       57,000     425,142       0.0%
    Gecoss Corp.                                                    57,400     524,669       0.0%
    Genki Sushi Co., Ltd.                                            7,100     137,254       0.0%
#   Genky Stores, Inc.                                              16,000     941,424       0.0%
    Geo Holdings Corp.                                             151,700   1,924,462       0.0%
    Giken, Ltd.                                                     10,000     174,936       0.0%
#   GLOBERIDE, Inc.                                                 38,199     654,344       0.0%
    Glory, Ltd.                                                    153,500   5,074,519       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    GMO internet, Inc.                                             119,600 $1,596,581       0.0%
#   GMO Payment Gateway, Inc.                                       26,900  1,235,559       0.0%
    Godo Steel, Ltd.                                                51,400    897,055       0.0%
#   Gokurakuyu Co., Ltd.                                            13,500    130,112       0.0%
    Goldcrest Co., Ltd.                                             82,230  1,494,046       0.0%
    Goldwin, Inc.                                                    3,700    169,757       0.0%
    Golf Digest Online, Inc.                                         7,100     55,323       0.0%
#   Gourmet Kineya Co., Ltd.                                        26,000    247,981       0.0%
    Grandy House Corp.                                              38,100    134,106       0.0%
    Gree, Inc.                                                     418,200  2,318,960       0.0%
    GS Yuasa Corp.                                               1,324,000  5,717,353       0.1%
#   GSI Creos Corp.                                                147,000    160,846       0.0%
#   Gun-Ei Chemical Industry Co., Ltd.                              17,400    500,415       0.0%
#   GungHo Online Entertainment, Inc.                              608,800  1,540,305       0.0%
    Gunma Bank, Ltd. (The)                                       1,032,501  4,930,052       0.1%
    Gunze, Ltd.                                                    615,000  2,064,210       0.0%
    Gurunavi, Inc.                                                  55,300  1,514,267       0.0%
    H-One Co., Ltd.                                                 31,100    273,812       0.0%
    H2O Retailing Corp.                                            308,360  4,579,294       0.0%
#   HABA Laboratories, Inc.                                          1,600     48,563       0.0%
    Hachijuni Bank, Ltd. (The)                                     991,500  5,405,270       0.1%
#   Hagihara Industries, Inc.                                       18,900    443,319       0.0%
    Hagiwara Electric Co., Ltd.                                      9,700    181,846       0.0%
    Hagoromo Foods Corp.                                             3,000     35,244       0.0%
    Hakudo Co., Ltd.                                                 5,600     64,522       0.0%
    Hakuhodo DY Holdings, Inc.                                     317,900  3,820,763       0.0%
    Hakuto Co., Ltd.                                                56,600    525,643       0.0%
    Halows Co., Ltd.                                                   700     15,549       0.0%
#   Hamakyorex Co., Ltd.                                            57,700  1,074,488       0.0%
    Hamamatsu Photonics K.K.                                        86,200  2,608,287       0.0%
#   HANEDA ZENITH HOLDINGS Co., Ltd.                                74,100    191,242       0.0%
    Hankyu Hanshin Holdings, Inc.                                  271,200  8,978,930       0.1%
    Hanwa Co., Ltd.                                                687,000  4,203,292       0.0%
#   Happinet Corp.                                                  67,100    709,390       0.0%
    Hard Off Corp. Co., Ltd.                                        27,800    304,418       0.0%
    Harima Chemicals Group, Inc.                                    27,400    169,382       0.0%
#   Harmonic Drive Systems, Inc.                                    27,200    766,026       0.0%
    Haruyama Trading Co., Ltd.                                       6,500     50,050       0.0%
    Haseko Corp.                                                   604,900  5,886,769       0.1%
#*  Hayashikane Sangyo Co., Ltd.                                    21,599    184,149       0.0%
    Hazama Ando Corp.                                              583,280  3,760,119       0.0%
#   Hearts United Group Co., Ltd.                                    9,400    173,960       0.0%
    Heiwa Corp.                                                    136,500  3,206,560       0.0%
    Heiwa Real Estate Co., Ltd.                                    161,600  2,299,570       0.0%
    Heiwado Co., Ltd.                                              127,900  2,662,196       0.0%
    Helios Techno Holdings Co., Ltd.                                18,600     74,190       0.0%
    HI-LEX Corp.                                                    34,900    954,104       0.0%
    Hibiya Engineering, Ltd.                                        70,800  1,110,446       0.0%
    Hiday Hidaka Corp.                                              26,875    669,825       0.0%
    Hikari Tsushin, Inc.                                            22,100  2,028,680       0.0%
#   Himaraya Co., Ltd.                                               6,000     45,945       0.0%
    Hino Motors, Ltd.                                              378,500  4,125,725       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Hioki EE Corp.                                                  11,200 $   216,761       0.0%
    Hirakawa Hewtech Corp.                                          10,200      92,068       0.0%
#   Hiramatsu, Inc.                                                 46,800     273,251       0.0%
    Hirose Electric Co., Ltd.                                       10,500   1,385,526       0.0%
    Hiroshima Bank, Ltd. (The)                                   1,213,000   5,191,222       0.1%
    Hiroshima Gas Co., Ltd.                                         40,500     139,429       0.0%
#   HIS Co., Ltd.                                                  148,076   4,041,420       0.0%
    Hisaka Works, Ltd.                                              53,700     421,578       0.0%
    Hisamitsu Pharmaceutical Co., Inc.                              42,300   2,256,368       0.0%
#   Hitachi Capital Corp.                                          221,300   4,936,630       0.1%
    Hitachi Chemical Co., Ltd.                                     240,700   5,626,808       0.1%
    Hitachi Construction Machinery Co., Ltd.                       345,400   7,225,109       0.1%
    Hitachi High-Technologies Corp.                                145,600   6,072,394       0.1%
    Hitachi Koki Co., Ltd.                                         248,700   2,105,979       0.0%
    Hitachi Kokusai Electric, Inc.                                 192,700   3,848,992       0.0%
    Hitachi Maxell, Ltd.                                            52,200     951,275       0.0%
    Hitachi Metals, Ltd.                                           385,730   4,821,376       0.1%
    Hitachi Transport System, Ltd.                                 150,100   3,094,228       0.0%
    Hitachi Zosen Corp.                                            665,300   3,348,496       0.0%
    Hitachi, Ltd.                                                5,597,000  29,837,005       0.2%
    Hitachi, Ltd. ADR                                               86,823   4,638,953       0.0%
    Hito Communications, Inc.                                       10,800     157,369       0.0%
    Hochiki Corp.                                                   60,800     716,098       0.0%
#   Hodogaya Chemical Co., Ltd.                                     31,100     870,476       0.0%
    Hogy Medical Co., Ltd.                                          31,800   2,094,632       0.0%
#   Hokkaido Electric Power Co., Inc.                              376,800   2,865,607       0.0%
    Hokkaido Gas Co., Ltd.                                         102,000     260,604       0.0%
    Hokkan Holdings, Ltd.                                          121,000     430,714       0.0%
    Hokko Chemical Industry Co., Ltd.                               51,000     172,773       0.0%
    Hokkoku Bank, Ltd. (The)                                       914,000   3,061,088       0.0%
    Hokuetsu Bank, Ltd. (The)                                       70,100   1,654,790       0.0%
    Hokuetsu Industries Co., Ltd.                                   60,600     395,668       0.0%
#   Hokuetsu Kishu Paper Co., Ltd.                                 574,095   3,591,152       0.0%
    Hokuhoku Financial Group, Inc.                                 330,800   4,768,408       0.0%
    Hokuriku Electric Industry Co., Ltd.                           241,000     302,788       0.0%
    Hokuriku Electric Power Co.                                    181,900   2,066,112       0.0%
#   Hokuriku Electrical Construction Co., Ltd.                       2,000      16,348       0.0%
    Hokuto Corp.                                                    58,900   1,146,318       0.0%
#   Honda Motor Co., Ltd.                                        1,287,400  38,521,073       0.2%
    Honda Motor Co., Ltd. Sponsored ADR                            404,561  12,068,055       0.1%
#   Honeys Co., Ltd.                                                60,230     708,694       0.0%
#   Hoosiers Holdings                                              104,500     534,595       0.0%
    Horiba, Ltd.                                                    91,200   4,361,089       0.0%
#   Hoshizaki Corp.                                                 29,300   2,644,275       0.0%
    Hosiden Corp.                                                  291,800   2,164,065       0.0%
    Hosokawa Micron Corp.                                          138,000     860,426       0.0%
#   Hotland Co., Ltd.                                               10,100      98,298       0.0%
    House Foods Group, Inc.                                        170,000   3,794,991       0.0%
    Howa Machinery, Ltd.                                            46,300     228,020       0.0%
    Hoya Corp.                                                     117,500   4,902,568       0.1%
    Hulic Co., Ltd.                                                105,300   1,002,634       0.0%
#   Hurxley Corp.                                                    3,300      30,297       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Hyakugo Bank, Ltd. (The)                                       909,000 $ 3,347,346       0.0%
    Hyakujushi Bank, Ltd. (The)                                    857,000   2,919,098       0.0%
    I-Net Corp.                                                     15,510     161,499       0.0%
    I-O Data Device, Inc.                                           15,800     147,540       0.0%
    Ibiden Co., Ltd.                                               416,605   6,047,851       0.1%
    IBJ Leasing Co., Ltd.                                           97,000   2,028,728       0.0%
    IBJ, Inc.                                                       11,900      85,725       0.0%
#   Ichibanya Co., Ltd.                                              9,132     345,296       0.0%
#   Ichigo, Inc.                                                   239,600   1,038,808       0.0%
    Ichiken Co., Ltd.                                               97,000     364,097       0.0%
#   Ichikoh Industries, Ltd.                                       195,000     601,145       0.0%
#   Ichinen Holdings Co., Ltd.                                      55,572     537,136       0.0%
    Ichiyoshi Securities Co., Ltd.                                  97,100     728,053       0.0%
    Icom, Inc.                                                      11,300     207,741       0.0%
    Idec Corp.                                                      65,100     583,443       0.0%
#   Idemitsu Kosan Co., Ltd.                                       227,000   5,216,437       0.1%
#   IDOM, Inc.                                                     211,600   1,104,334       0.0%
    Ihara Chemical Industry Co., Ltd.                               69,100     589,803       0.0%
*   IHI Corp.                                                    3,756,000   9,880,967       0.1%
    Iida Group Holdings Co., Ltd.                                  168,796   3,262,742       0.0%
    Iino Kaiun Kaisha, Ltd.                                        308,500   1,147,329       0.0%
#   IJT Technology Holdings Co., Ltd.                               22,760      90,055       0.0%
#   Ikegami Tsushinki Co., Ltd.                                    228,000     292,869       0.0%
#   Imagica Robot Holdings, Inc.                                    45,000     266,818       0.0%
    Imasen Electric Industrial                                      59,700     530,813       0.0%
    Imperial Hotel, Ltd.                                            15,100     302,819       0.0%
    Inaba Denki Sangyo Co., Ltd.                                    69,000   2,503,416       0.0%
#   Inaba Seisakusho Co., Ltd.                                      34,500     438,475       0.0%
    Inabata & Co., Ltd.                                            156,800   1,704,412       0.0%
    Inageya Co., Ltd.                                               38,600     522,795       0.0%
    Ines Corp.                                                      71,500     795,208       0.0%
    Infocom Corp.                                                   41,200     605,852       0.0%
#   Infomart Corp.                                                  46,200     547,320       0.0%
    Information Services International-Dentsu, Ltd.                 41,400     717,997       0.0%
    Innotech Corp.                                                  76,000     354,377       0.0%
    Inpex Corp.                                                  1,036,100   9,665,533       0.1%
    Intage Holdings, Inc.                                           31,300     562,640       0.0%
    Internet Initiative Japan, Inc.                                114,500   2,021,904       0.0%
    Inui Global Logistics Co., Ltd.                                 62,400     600,602       0.0%
#   Iriso Electronics Co., Ltd.                                     26,000   1,431,190       0.0%
    Ise Chemicals Corp.                                             18,000      78,545       0.0%
    Iseki & Co., Ltd.                                              905,000   2,238,415       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                               442,140   4,468,479       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                   146,000   1,107,641       0.0%
    Ishii Iron Works Co., Ltd.                                       2,900      43,510       0.0%
#   Ishizuka Glass Co., Ltd.                                        21,000      39,787       0.0%
#   Istyle, Inc.                                                    50,100     394,677       0.0%
    Isuzu Motors, Ltd.                                           1,020,400  12,621,484       0.1%
    Itfor, Inc.                                                     50,900     297,459       0.0%
    Ito En, Ltd.                                                    67,900   2,472,223       0.0%
    ITOCHU Corp.                                                   874,400  11,042,529       0.1%
    Itochu Enex Co., Ltd.                                          184,800   1,419,843       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Itochu Techno-Solutions Corp.                                   91,900 $2,266,373       0.0%
    Itochu-Shokuhin Co., Ltd.                                       13,100    524,289       0.0%
*   Itoham Yonekyu Holdings, Inc.                                  356,646  3,401,040       0.0%
    Itoki Corp.                                                    165,200  1,018,006       0.0%
#   IwaiCosmo Holdings, Inc.                                        83,000    721,483       0.0%
    Iwaki & Co., Ltd.                                               32,000     63,076       0.0%
    Iwasaki Electric Co., Ltd.                                     217,000    334,580       0.0%
#   Iwatani Corp.                                                  673,000  4,019,265       0.0%
*   Iwatsu Electric Co., Ltd.                                      390,000    278,539       0.0%
#   Iyo Bank, Ltd. (The)                                           765,157  4,702,499       0.0%
    Izumi Co., Ltd.                                                 59,800  2,763,721       0.0%
#*  Izutsuya Co., Ltd.                                              20,399     76,115       0.0%
    J Front Retailing Co., Ltd.                                    635,800  8,752,640       0.1%
    J Trust Co., Ltd.                                              266,400  2,177,929       0.0%
    J-COM Holdings Co., Ltd.                                         5,400    102,292       0.0%
    J-Oil Mills, Inc.                                               41,400  1,472,078       0.0%
#   JAC Recruitment Co., Ltd.                                       15,700    203,262       0.0%
    Jaccs Co., Ltd.                                                436,000  1,709,887       0.0%
    Jafco Co., Ltd.                                                119,900  3,980,636       0.0%
#   Jalux, Inc.                                                     14,600    245,915       0.0%
#   Jamco Corp.                                                     35,800    738,215       0.0%
*   Janome Sewing Machine Co., Ltd.                                 69,499    513,031       0.0%
    Japan Airlines Co., Ltd.                                        94,800  2,797,717       0.0%
#   Japan Airport Terminal Co., Ltd.                                59,800  2,295,592       0.0%
    Japan Asia Group, Ltd.                                          70,300    254,112       0.0%
    Japan Aviation Electronics Industry, Ltd.                      294,000  4,210,070       0.0%
#   Japan Cash Machine Co., Ltd.                                    13,100    185,621       0.0%
#*  Japan Communications, Inc.                                      32,800     55,531       0.0%
    Japan Digital Laboratory Co., Ltd.                              57,900    899,830       0.0%
#*  Japan Display, Inc.                                          1,474,300  2,902,494       0.0%
#   Japan Drilling Co., Ltd.                                        33,400    749,650       0.0%
    Japan Exchange Group, Inc.                                     273,600  4,062,358       0.0%
    Japan Foundation Engineering Co., Ltd.                          65,400    216,032       0.0%
    Japan Lifeline Co., Ltd.                                         1,300     67,332       0.0%
#   Japan Material Co., Ltd.                                         9,600    340,065       0.0%
#   Japan Medical Dynamic Marketing, Inc.                           46,100    342,001       0.0%
    Japan Oil Transportation Co., Ltd.                                 200      4,315       0.0%
    Japan Petroleum Exploration Co., Ltd.                           60,000  1,312,799       0.0%
#   Japan Property Management Center Co., Ltd.                      16,900    225,699       0.0%
    Japan Pulp & Paper Co., Ltd.                                   207,000    693,608       0.0%
    Japan Radio Co., Ltd.                                           50,400    647,574       0.0%
    Japan Securities Finance Co., Ltd.                             288,900  1,283,981       0.0%
    Japan Steel Works, Ltd. (The)                                  190,200  4,085,341       0.0%
    Japan Tobacco, Inc.                                            248,700  9,455,604       0.1%
    Japan Transcity Corp.                                           89,000    331,419       0.0%
    Japan Wool Textile Co., Ltd. (The)                             202,900  1,479,491       0.0%
    Jastec Co., Ltd.                                                12,500    132,110       0.0%
    JBCC Holdings, Inc.                                             41,200    266,828       0.0%
    JCU Corp.                                                       16,600    673,093       0.0%
    Jeol, Ltd.                                                     361,000  1,508,671       0.0%
    JFE Holdings, Inc.                                             630,508  9,036,797       0.1%
    JGC Corp.                                                      306,900  5,425,301       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Jimoto Holdings, Inc.                                          206,400 $  347,650       0.0%
#   Jin Co., Ltd.                                                   21,300  1,105,873       0.0%
    JK Holdings Co., Ltd.                                           22,800    119,644       0.0%
#   JMS Co., Ltd.                                                   48,000    126,510       0.0%
    Joban Kosan Co., Ltd.                                            7,499    109,184       0.0%
    Joshin Denki Co., Ltd.                                          83,000    709,688       0.0%
    Joyful Honda Co., Ltd.                                          13,000    358,905       0.0%
#   JP-Holdings, Inc.                                              105,700    265,777       0.0%
    JSP Corp.                                                       34,000    812,329       0.0%
    JSR Corp.                                                      380,300  5,779,216       0.1%
    JTEKT Corp.                                                    377,600  5,587,922       0.1%
#   Juki Corp.                                                     128,799    962,929       0.0%
#   Juroku Bank, Ltd. (The)                                      1,053,000  3,175,368       0.0%
    Justsystems Corp.                                               62,100    608,644       0.0%
#   JVC Kenwood Corp.                                              441,070  1,191,930       0.0%
    JX Holdings, Inc.                                            2,450,170  9,681,016       0.1%
    K&O Energy Group, Inc.                                          45,000    646,242       0.0%
#   K's Holdings Corp.                                             225,740  3,906,644       0.0%
#   kabu.com Securities Co., Ltd.                                  461,600  1,453,203       0.0%
    Kabuki-Za Co., Ltd.                                              1,000     47,613       0.0%
*   Kadokawa Dwango                                                138,253  2,041,627       0.0%
    Kaga Electronics Co., Ltd.                                      68,200    996,393       0.0%
    Kagome Co., Ltd.                                                 8,200    215,017       0.0%
    Kajima Corp.                                                   402,000  2,710,902       0.0%
    Kakaku.com, Inc.                                               131,900  2,215,993       0.0%
#   Kaken Pharmaceutical Co., Ltd.                                  56,500  3,557,936       0.0%
#   Kakiyasu Honten Co., Ltd.                                        2,800     50,227       0.0%
    Kameda Seika Co., Ltd.                                          27,000  1,413,501       0.0%
    Kamei Corp.                                                     79,500    757,316       0.0%
    Kamigumi Co., Ltd.                                             501,000  4,277,795       0.0%
    Kanaden Corp.                                                   40,300    388,990       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                   54,000    385,090       0.0%
    Kanamoto Co., Ltd.                                             111,600  2,681,154       0.0%
    Kandenko Co., Ltd.                                             372,000  3,667,225       0.0%
    Kaneka Corp.                                                   686,000  5,675,749       0.1%
    Kaneko Seeds Co., Ltd.                                             900     13,046       0.0%
    Kanematsu Corp.                                              1,533,000  2,522,513       0.0%
    Kanematsu Electronics, Ltd.                                     24,400    492,258       0.0%
*   Kansai Electric Power Co., Inc. (The)                          296,100  2,830,796       0.0%
#   Kansai Paint Co., Ltd.                                         162,000  3,481,394       0.0%
#   Kansai Super Market, Ltd.                                        1,500     21,682       0.0%
    Kansai Urban Banking Corp.                                      98,400  1,090,696       0.0%
#   Kanto Denka Kogyo Co., Ltd.                                    154,000  1,291,943       0.0%
    Kao Corp.                                                      101,100  5,202,253       0.1%
#   Kappa Create Co., Ltd.                                          24,800    287,529       0.0%
    Kasai Kogyo Co., Ltd.                                           90,500  1,025,000       0.0%
    Katakura & Co-op Agri Corp.                                     20,000     40,933       0.0%
#   Katakura Industries Co., Ltd.                                   95,300  1,158,449       0.0%
    Kato Sangyo Co., Ltd.                                           74,200  1,787,042       0.0%
#   Kato Works Co., Ltd.                                            29,826    747,831       0.0%
#   KAWADA TECHNOLOGIES, Inc.                                       17,200    809,923       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.               21,800    426,992       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Kawakin Holdings Co., Ltd.                                      10,000 $    26,339       0.0%
    Kawasaki Heavy Industries, Ltd.                              2,604,000   7,606,008       0.1%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                              28,000      74,733       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                                  3,226,000   7,980,785       0.1%
    Kawasumi Laboratories, Inc.                                     43,900     273,857       0.0%
    KDDI Corp.                                                     620,700  18,865,031       0.1%
    Keihan Holdings Co., Ltd.                                      769,000   5,191,984       0.1%
    Keihanshin Building Co., Ltd.                                  127,400     664,855       0.0%
    Keihin Co., Ltd.                                               107,000     145,579       0.0%
    Keihin Corp.                                                   168,700   2,757,736       0.0%
    Keikyu Corp.                                                   199,000   2,007,688       0.0%
    Keio Corp.                                                     257,000   2,127,111       0.0%
    Keisei Electric Railway Co., Ltd.                              116,500   2,808,811       0.0%
    Keiyo Bank, Ltd. (The)                                         889,000   3,738,869       0.0%
#   Keiyo Co., Ltd.                                                106,600     537,950       0.0%
    Kenedix, Inc.                                                  436,300   1,834,431       0.0%
    Kenko Mayonnaise Co., Ltd.                                      22,800     836,010       0.0%
    Kewpie Corp.                                                   143,900   4,086,862       0.0%
    Key Coffee, Inc.                                                39,400     781,147       0.0%
    Keyence Corp.                                                    4,905   3,595,811       0.0%
#   KFC Holdings Japan, Ltd.                                        15,100     267,716       0.0%
*   KI Holdings Co., Ltd.                                           20,000      61,122       0.0%
#   Kikkoman Corp.                                                 101,050   3,214,746       0.0%
    Kimoto Co., Ltd.                                               123,000     317,462       0.0%
#   Kimura Chemical Plants Co., Ltd.                                20,500      71,175       0.0%
    Kimura Unity Co., Ltd.                                           2,000      20,988       0.0%
    Kinden Corp.                                                   336,300   4,050,096       0.0%
    King Jim Co., Ltd.                                               3,500      28,249       0.0%
#   Kinki Sharyo Co., Ltd.                                          15,500     352,676       0.0%
#*  Kintetsu Department Store Co., Ltd.                             47,000     156,271       0.0%
#   Kintetsu Group Holdings Co., Ltd.                              794,000   3,204,999       0.0%
    Kintetsu World Express, Inc.                                   115,800   1,575,080       0.0%
#   Kirin Holdings Co., Ltd.                                       670,780  11,531,820       0.1%
    Kirindo Holdings Co., Ltd.                                       6,600      49,367       0.0%
    Kissei Pharmaceutical Co., Ltd.                                 62,900   1,643,900       0.0%
    Kita-Nippon Bank, Ltd. (The)                                    23,300     695,486       0.0%
    Kitagawa Iron Works Co., Ltd.                                   30,000     512,392       0.0%
    Kitamura Co., Ltd.                                                 900       6,746       0.0%
    Kitano Construction Corp.                                      137,000     364,025       0.0%
#   Kito Corp.                                                      60,200     569,808       0.0%
#   Kitz Corp.                                                     364,000   2,093,068       0.0%
    Kiyo Bank, Ltd. (The)                                          207,200   3,435,085       0.0%
#*  KLab, Inc.                                                     135,000     809,674       0.0%
*   KNT-CT Holdings Co., Ltd.                                      407,000     449,533       0.0%
    Koa Corp.                                                      114,700   1,056,210       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                      42,000     280,917       0.0%
    Kobayashi Pharmaceutical Co., Ltd.                              42,400   2,215,720       0.0%
#   Kobe Bussan Co., Ltd.                                           18,100     566,515       0.0%
*   Kobe Electric Railway Co., Ltd.                                 29,000     102,273       0.0%
#*  Kobe Steel, Ltd.                                               815,682   6,731,259       0.1%
    Kobelco Eco-Solutions Co., Ltd.                                 32,000     124,962       0.0%
    Kogi Corp.                                                      13,000      30,261       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Kohnan Shoji Co., Ltd.                                          82,400 $ 1,629,895       0.0%
    Kohsoku Corp.                                                   15,800     158,094       0.0%
    Koike Sanso Kogyo Co., Ltd.                                     40,000      99,428       0.0%
    Koito Manufacturing Co., Ltd.                                  151,300   7,943,533       0.1%
*   Kojima Co., Ltd.                                               125,000     284,370       0.0%
#   Kokusai Co., Ltd.                                               17,300     136,572       0.0%
    Kokuyo Co., Ltd.                                               347,864   4,608,460       0.0%
    KOMAIHALTEC, Inc.                                               12,100     234,687       0.0%
    Komatsu Seiren Co., Ltd.                                       132,500     824,581       0.0%
    Komatsu Wall Industry Co., Ltd.                                  5,600      93,491       0.0%
    Komatsu, Ltd.                                                  663,200  14,762,237       0.1%
#   Komehyo Co., Ltd.                                               23,200     220,277       0.0%
    Komeri Co., Ltd.                                               119,600   2,920,326       0.0%
    Komori Corp.                                                   245,400   3,114,271       0.0%
    Konaka Co., Ltd.                                                76,080     361,345       0.0%
#   Konami Holdings Corp.                                          173,162   6,838,583       0.1%
#   Kondotec, Inc.                                                  40,700     310,617       0.0%
    Konica Minolta, Inc.                                           968,000   8,670,408       0.1%
    Konishi Co., Ltd.                                               98,000   1,164,538       0.0%
    Konoike Transport Co., Ltd.                                     91,100   1,206,165       0.0%
#*  Kosaido Co., Ltd.                                                  600       1,776       0.0%
    Kose Corp.                                                      49,800   4,543,314       0.0%
#   Kosei Securities Co., Ltd. (The)                               168,000     199,782       0.0%
    Koshidaka Holdings Co., Ltd.                                    15,700     255,593       0.0%
    Kotobuki Spirits Co., Ltd.                                      24,000     565,573       0.0%
#   Kourakuen Holdings Corp.                                         7,600     112,690       0.0%
    Krosaki Harima Corp.                                           178,000     540,138       0.0%
#   KRS Corp.                                                       25,700     564,510       0.0%
    KU Holdings Co., Ltd.                                           15,600     119,144       0.0%
    Kubota Corp.                                                    86,000   1,386,178       0.0%
#   Kubota Corp. Sponsored ADR                                      43,382   3,502,229       0.0%
    Kumagai Gumi Co., Ltd.                                       1,241,000   3,295,758       0.0%
#   Kumiai Chemical Industry Co., Ltd.                              53,000     300,063       0.0%
    Kura Corp.                                                      30,500   1,537,018       0.0%
    Kurabo Industries, Ltd.                                        692,000   1,382,544       0.0%
    Kuraray Co., Ltd.                                              736,900  11,171,780       0.1%
    Kureha Corp.                                                    53,400   2,042,146       0.0%
    Kurimoto, Ltd.                                                  39,000     727,318       0.0%
    Kurita Water Industries, Ltd.                                  192,400   4,553,477       0.0%
    Kuriyama Holdings Corp.                                         17,500     243,397       0.0%
    Kuroda Electric Co., Ltd.                                      122,300   2,379,584       0.0%
#   Kusuri No Aoki Co., Ltd.                                        23,400   1,194,325       0.0%
    KYB Corp.                                                      796,000   3,639,925       0.0%
    Kyocera Corp.                                                   86,430   4,199,543       0.0%
    Kyocera Corp. Sponsored ADR                                     57,109   2,774,355       0.0%
    Kyodo Printing Co., Ltd.                                       233,000     789,798       0.0%
    Kyoei Steel, Ltd.                                               82,500   1,571,513       0.0%
    Kyokuto Boeki Kaisha, Ltd.                                      71,796     142,065       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               100,800   1,190,631       0.0%
    Kyokuto Securities Co., Ltd.                                    72,600   1,050,419       0.0%
    Kyokuyo Co., Ltd.                                               21,800     573,595       0.0%
    KYORIN Holdings, Inc.                                          130,300   2,912,063       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Kyoritsu Maintenance Co., Ltd.                                  51,587 $ 3,094,531       0.0%
#   Kyoritsu Printing Co., Ltd.                                     82,400     241,678       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                        164,000     608,231       0.0%
#   Kyoto Kimono Yuzen Co., Ltd.                                     9,500      85,512       0.0%
    Kyowa Electronic Instruments Co., Ltd.                          65,500     237,154       0.0%
    Kyowa Exeo Corp.                                               243,200   3,651,747       0.0%
    Kyowa Hakko Kirin Co., Ltd.                                    174,000   2,654,910       0.0%
    Kyowa Leather Cloth Co., Ltd.                                   15,100     109,551       0.0%
    Kyudenko Corp.                                                 110,000   3,543,840       0.0%
    Kyushu Electric Power Co., Inc.                                176,500   1,603,779       0.0%
    Kyushu Financial Group, Inc.                                   833,900   5,544,967       0.1%
    LAC Co., Ltd.                                                   21,100     214,617       0.0%
    Land Business Co., Ltd.                                         17,200      44,095       0.0%
#*  Laox Co., Ltd.                                                  93,899     757,493       0.0%
    Lasertec Corp.                                                  58,800   1,140,614       0.0%
    Lawson, Inc.                                                    34,400   2,613,882       0.0%
    LEC, Inc.                                                       21,200     538,075       0.0%
    Leopalace21 Corp.                                              706,100   4,590,914       0.0%
    Life Corp.                                                      30,100     977,101       0.0%
    Link And Motivation, Inc.                                       51,100     154,187       0.0%
    Lintec Corp.                                                   182,400   3,972,844       0.0%
    Lion Corp.                                                     360,000   5,887,796       0.1%
#*  Livesense, Inc.                                                 10,800      47,157       0.0%
    LIXIL Group Corp.                                              365,919   8,404,537       0.1%
    Lonseal Corp.                                                    2,300      41,334       0.0%
    Look, Inc.                                                     102,000     153,430       0.0%
*   M&A Capital Partners Co., Ltd.                                   2,500      61,272       0.0%
    M3, Inc.                                                        56,300   1,713,269       0.0%
    Mabuchi Motor Co., Ltd.                                         32,900   1,912,498       0.0%
    Macnica Fuji Electronics Holdings, Inc.                        129,150   1,618,369       0.0%
    Maeda Corp.                                                    426,000   3,946,652       0.0%
    Maeda Kosen Co., Ltd.                                           48,500     537,755       0.0%
    Maeda Road Construction Co., Ltd.                              189,000   3,496,517       0.0%
#   Maezawa Kasei Industries Co., Ltd.                              57,200     598,167       0.0%
    Maezawa Kyuso Industries Co., Ltd.                              20,000     266,971       0.0%
    Makino Milling Machine Co., Ltd.                               401,000   2,548,064       0.0%
    Makita Corp.                                                    92,800   6,416,219       0.1%
    Makita Corp. Sponsored ADR                                      12,396     861,150       0.0%
    Mamezou Holdings Co., Ltd.                                      10,200     105,598       0.0%
#   Mamiya-Op Co., Ltd.                                             14,799     168,844       0.0%
    Mandom Corp.                                                    31,800   1,483,171       0.0%
    Mani, Inc.                                                      20,600     479,386       0.0%
    Mars Engineering Corp.                                          29,100     576,973       0.0%
    Marubeni Corp.                                               2,184,859  11,480,946       0.1%
    Marubun Corp.                                                   57,400     327,970       0.0%
    Marudai Food Co., Ltd.                                         449,000   2,138,245       0.0%
#*  Maruei Department Store Co., Ltd.                               27,000      20,823       0.0%
    Marufuji Sheet Piling Co., Ltd.                                 16,000      35,658       0.0%
    Maruha Nichiro Corp.                                           160,482   4,449,871       0.0%
#   Marui Group Co., Ltd.                                          351,800   4,935,248       0.1%
    Maruichi Steel Tube, Ltd.                                       34,500   1,112,324       0.0%
    Maruka Machinery Co., Ltd.                                      16,400     208,915       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Marusan Securities Co., Ltd.                                   127,800 $ 1,061,567       0.0%
    Maruwa Co., Ltd.                                                34,300   1,294,375       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                                     11,700     280,998       0.0%
    Maruyama Manufacturing Co., Inc.                               106,000     178,461       0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                   6,400      22,807       0.0%
    Maruzen Showa Unyu Co., Ltd.                                   161,000     653,516       0.0%
#   Marvelous, Inc.                                                 57,700     410,069       0.0%
    Matsuda Sangyo Co., Ltd.                                        42,862     601,567       0.0%
    Matsui Construction Co., Ltd.                                   72,600     795,719       0.0%
#   Matsui Securities Co., Ltd.                                    146,600   1,172,920       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                             84,300   4,342,992       0.0%
#   Matsuya Co., Ltd.                                               61,200     489,624       0.0%
    Matsuya Foods Co., Ltd.                                         20,100     651,888       0.0%
    Max Co., Ltd.                                                   73,000     879,778       0.0%
    Maxvalu Nishinihon Co., Ltd.                                     1,700      27,134       0.0%
#   Maxvalu Tokai Co., Ltd.                                         15,800     280,619       0.0%
    Mazda Motor Corp.                                            1,172,000  19,436,178       0.1%
    McDonald's Holdings Co. Japan, Ltd.                             44,700   1,286,140       0.0%
    MCJ Co., Ltd.                                                   81,900     736,415       0.0%
    Mebuki Financial Group, Inc.                                 2,026,150   7,210,566       0.1%
#   MEC Co., Ltd.                                                   37,800     374,104       0.0%
    Medical System Network Co., Ltd.                                50,700     216,866       0.0%
    Medipal Holdings Corp.                                         198,400   3,389,903       0.0%
#   Megachips Corp.                                                 62,700   1,258,415       0.0%
#   Megmilk Snow Brand Co., Ltd.                                   127,200   4,425,010       0.0%
    Meidensha Corp.                                                749,000   2,506,506       0.0%
    MEIJI Holdings Co., Ltd.                                       124,620  12,429,621       0.1%
    Meiji Shipping Co., Ltd.                                        32,900     112,932       0.0%
*   Meiko Electronics Co., Ltd.                                     83,300     294,953       0.0%
#   Meiko Network Japan Co., Ltd.                                   79,700     750,044       0.0%
    Meisei Industrial Co., Ltd.                                    140,900     722,683       0.0%
    Meitec Corp.                                                    42,100   1,434,667       0.0%
    Meito Sangyo Co., Ltd.                                          17,300     227,568       0.0%
#   Meiwa Corp.                                                     61,200     192,194       0.0%
    Meiwa Estate Co., Ltd.                                          43,900     243,479       0.0%
    Melco Holdings, Inc.                                            37,600   1,017,995       0.0%
    Menicon Co., Ltd.                                                6,000     170,052       0.0%
    Mesco, Inc.                                                      6,000      54,440       0.0%
    METAWATER Co., Ltd.                                              1,000      27,292       0.0%
#   Michinoku Bank, Ltd. (The)                                     798,091   1,589,246       0.0%
    Micronics Japan Co., Ltd.                                      117,700   1,360,602       0.0%
    Mie Bank, Ltd. (The)                                            42,400     864,603       0.0%
    Mie Kotsu Group Holdings, Inc.                                  11,400      42,061       0.0%
    Mikuni Corp.                                                    31,200     105,134       0.0%
    Milbon Co., Ltd.                                                17,736     794,953       0.0%
    MIMAKI ENGINEERING Co., Ltd.                                    42,600     238,228       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                         81,800   1,041,007       0.0%
    Minato Bank, Ltd. (The)                                         64,700   1,184,095       0.0%
    Minebea Co., Ltd.                                              797,400   8,137,056       0.1%
    Ministop Co., Ltd.                                              65,300   1,125,470       0.0%
    Miraca Holdings, Inc.                                           89,600   4,325,546       0.0%
    Miraial Co., Ltd.                                                2,100      14,941       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
JAPAN -- (Continued)
    Mirait Holdings Corp.                                           233,930 $ 2,074,289       0.0%
    Miroku Jyoho Service Co., Ltd.                                   42,800     835,961       0.0%
    Misawa Homes Co., Ltd.                                          115,000     865,322       0.0%
    MISUMI Group, Inc.                                              200,700   3,660,349       0.0%
    Mitani Corp.                                                     31,400     936,609       0.0%
    Mitani Sekisan Co., Ltd.                                            700      17,484       0.0%
    Mito Securities Co., Ltd.                                       200,900     466,400       0.0%
    Mitsuba Corp.                                                   126,700   1,849,679       0.0%
    Mitsubishi Chemical Holdings Corp.                            3,638,900  23,892,738       0.2%
    Mitsubishi Corp.                                                623,900  13,579,158       0.1%
    Mitsubishi Electric Corp.                                     1,199,000  16,221,478       0.1%
    Mitsubishi Estate Co., Ltd.                                     189,073   3,757,792       0.0%
    Mitsubishi Gas Chemical Co., Inc.                               444,000   6,833,479       0.1%
    Mitsubishi Heavy Industries, Ltd.                             3,745,000  16,020,609       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                  103,000     202,900       0.0%
#   Mitsubishi Logistics Corp.                                      272,000   3,681,913       0.0%
    Mitsubishi Materials Corp.                                      359,120  10,289,130       0.1%
    Mitsubishi Motors Corp.                                       1,756,400   9,750,445       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                           130,500     790,490       0.0%
*   Mitsubishi Paper Mills, Ltd.                                     93,500     614,037       0.0%
#   Mitsubishi Pencil Co., Ltd.                                      33,700   1,685,585       0.0%
    Mitsubishi Research Institute, Inc.                              12,900     409,621       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                    42,500   1,395,068       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                        504,000     905,591       0.0%
    Mitsubishi Tanabe Pharma Corp.                                  169,800   3,305,067       0.0%
    Mitsubishi UFJ Financial Group, Inc.                          6,194,700  31,963,466       0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            1,791,677   9,227,137       0.1%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      1,242,200   6,013,718       0.1%
    Mitsuboshi Belting, Ltd.                                        142,000   1,224,538       0.0%
    Mitsui & Co., Ltd.                                              586,500   8,125,968       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                 15,092   4,156,261       0.0%
    Mitsui Chemicals, Inc.                                        2,573,065  12,671,458       0.1%
#   Mitsui Engineering & Shipbuilding Co., Ltd.                   3,047,000   4,233,753       0.0%
    Mitsui Fudosan Co., Ltd.                                        283,000   6,445,012       0.1%
    Mitsui High-Tec, Inc.                                            98,500     661,230       0.0%
    Mitsui Home Co., Ltd.                                            84,000     370,326       0.0%
    Mitsui Matsushima Co., Ltd.                                      50,500     597,443       0.0%
    Mitsui Mining & Smelting Co., Ltd.                            2,415,000   5,380,594       0.1%
    Mitsui OSK Lines, Ltd.                                        2,636,000   6,591,791       0.1%
    Mitsui Sugar Co., Ltd.                                           55,200   1,243,720       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                  429,000   1,294,119       0.0%
#*  Mitsumi Electric Co., Ltd.                                      409,200   2,484,692       0.0%
    Mitsumura Printing Co., Ltd.                                     15,000      30,899       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                              52,000     346,122       0.0%
    Miura Co., Ltd.                                                  46,400     800,666       0.0%
#   Miyaji Engineering Group, Inc.                                  202,000     332,562       0.0%
    Miyazaki Bank, Ltd. (The)                                       514,000   1,447,765       0.0%
    Miyoshi Oil & Fat Co., Ltd.                                     274,000     351,959       0.0%
    Mizuho Financial Group, Inc.                                 16,662,060  28,054,777       0.2%
    Mizuno Corp.                                                    407,605   2,192,627       0.0%
    Mochida Pharmaceutical Co., Ltd.                                 24,299   1,903,875       0.0%
#   Modec, Inc.                                                      74,200   1,253,272       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Monex Group, Inc.                                              764,700 $ 1,752,640       0.0%
#   Money Partners Group Co., Ltd.                                  50,600     237,599       0.0%
    Monogatari Corp. (The)                                          15,100     694,359       0.0%
#   MonotaRO Co., Ltd.                                              97,000   2,359,253       0.0%
    MORESCO Corp.                                                   27,300     364,926       0.0%
    Morinaga & Co., Ltd.                                           112,800   5,246,919       0.1%
    Morinaga Milk Industry Co., Ltd.                               821,000   6,612,789       0.1%
    Morita Holdings Corp.                                           86,100   1,297,078       0.0%
#   Morito Co., Ltd.                                                19,900     152,821       0.0%
    Morozoff, Ltd.                                                  74,000     320,647       0.0%
    Mory Industries, Inc.                                           15,400     287,482       0.0%
#   Mr Max Corp.                                                    50,900     185,110       0.0%
    MS&AD Insurance Group Holdings, Inc.                           228,474   6,782,663       0.1%
    MTI, Ltd.                                                       98,700     613,325       0.0%
    Mugen Estate Co., Ltd.                                          23,900     173,671       0.0%
    Murata Manufacturing Co., Ltd.                                  62,340   8,705,246       0.1%
    Musashi Seimitsu Industry Co., Ltd.                             91,000   2,228,861       0.0%
    Musashino Bank, Ltd. (The)                                     105,000   2,899,176       0.0%
    Mutoh Holdings Co., Ltd.                                        93,000     212,506       0.0%
#   N Field Co., Ltd.                                               14,600     208,324       0.0%
    Nabtesco Corp.                                                 196,600   5,871,771       0.1%
#   NAC Co., Ltd.                                                   36,100     304,331       0.0%
#   Nachi-Fujikoshi Corp.                                          733,000   2,779,984       0.0%
    Nafco Co., Ltd.                                                    200       3,232       0.0%
    Nagaileben Co., Ltd.                                            17,200     377,659       0.0%
#   Nagano Bank, Ltd. (The)                                         31,200     596,144       0.0%
    Nagano Keiki Co., Ltd.                                          14,300      87,074       0.0%
    Nagase & Co., Ltd.                                             374,400   4,788,525       0.0%
    Nagatanien Holdings Co., Ltd.                                   25,000     319,036       0.0%
    Nagawa Co., Ltd.                                                 2,700     111,716       0.0%
    Nagoya Railroad Co., Ltd.                                      769,000   4,057,866       0.0%
*   Naigai Co., Ltd.                                               122,000      68,597       0.0%
    Nakabayashi Co., Ltd.                                          101,000     226,913       0.0%
    Nakamuraya Co., Ltd.                                             4,700     211,764       0.0%
    Nakanishi, Inc.                                                 22,300     797,908       0.0%
    Nakano Corp.                                                    33,800     137,221       0.0%
*   Nakayama Steel Works, Ltd.                                      96,500     614,057       0.0%
    Namura Shipbuilding Co., Ltd.                                  217,348   1,325,357       0.0%
    Nankai Electric Railway Co., Ltd.                              570,000   2,588,210       0.0%
    Nanto Bank, Ltd. (The)                                          78,600   2,988,315       0.0%
    Natori Co., Ltd.                                                15,400     269,066       0.0%
    NDS Co., Ltd.                                                    8,100     203,318       0.0%
    NEC Capital Solutions, Ltd.                                     29,500     491,726       0.0%
    NEC Corp.                                                    5,938,800  15,880,472       0.1%
    NEC Networks & System Integration Corp.                         87,400   1,553,250       0.0%
    NET One Systems Co., Ltd.                                      291,700   2,118,717       0.0%
    Neturen Co., Ltd.                                              109,900     890,802       0.0%
#*  New Japan Chemical Co., Ltd.                                    57,600      89,853       0.0%
*   New Japan Radio Co., Ltd.                                       65,400     201,067       0.0%
#   Nexon Co., Ltd.                                                125,900   2,143,194       0.0%
#   Next Co., Ltd.                                                  81,400     683,196       0.0%
#   Nexyz Group Corp.                                                9,300     122,934       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    NGK Insulators, Ltd.                                         155,000 $2,844,978       0.0%
    NGK Spark Plug Co., Ltd.                                     328,400  6,517,206       0.1%
    NH Foods, Ltd.                                               245,000  5,871,087       0.1%
    NHK Spring Co., Ltd.                                         566,500  5,362,127       0.1%
    Nice Holdings, Inc.                                          267,000    353,352       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                           155,550  2,790,050       0.0%
    Nichia Steel Works, Ltd.                                      41,000     94,689       0.0%
    Nichias Corp.                                                310,000  2,758,202       0.0%
    Nichiban Co., Ltd.                                            73,000    659,067       0.0%
    Nichicon Corp.                                               199,000  1,705,529       0.0%
    Nichiden Corp.                                                 9,200    263,323       0.0%
    Nichiha Corp.                                                 88,400  2,183,319       0.0%
#   NichiiGakkan Co., Ltd.                                       126,900  1,056,350       0.0%
    Nichimo Co., Ltd.                                             48,000     74,019       0.0%
#   Nichirei Corp.                                               389,499  8,517,040       0.1%
    Nichireki Co., Ltd.                                           94,600    744,416       0.0%
    Nichirin Co., Ltd.                                            14,400    222,455       0.0%
    Nidec Corp.                                                   35,678  3,452,187       0.0%
    Nidec Corp. Sponsored ADR                                     20,578    497,576       0.0%
#   Nifco, Inc.                                                  118,700  6,836,143       0.1%
#   Nihon Chouzai Co., Ltd.                                       22,060    921,475       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                   70,600    569,347       0.0%
    Nihon Eslead Corp.                                            22,600    250,631       0.0%
    Nihon Flush Co., Ltd.                                         19,900    232,852       0.0%
    Nihon House Holdings Co., Ltd.                               169,300    634,805       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                 11,000     80,041       0.0%
    Nihon Kohden Corp.                                           110,000  2,681,158       0.0%
    Nihon M&A Center, Inc.                                       110,600  3,589,387       0.0%
#   Nihon Nohyaku Co., Ltd.                                      191,300  1,044,682       0.0%
    Nihon Parkerizing Co., Ltd.                                  187,300  2,580,801       0.0%
#   Nihon Plast Co., Ltd.                                         41,900    394,667       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                 32,600    460,866       0.0%
    Nihon Trim Co., Ltd.                                          16,300    736,019       0.0%
    Nihon Unisys, Ltd.                                           180,600  2,200,889       0.0%
    Nihon Yamamura Glass Co., Ltd.                               266,000    486,249       0.0%
#   Nikkiso Co., Ltd.                                            250,000  2,209,267       0.0%
    Nikko Co., Ltd.                                               12,000    197,976       0.0%
    Nikkon Holdings Co., Ltd.                                    223,200  4,793,688       0.0%
#   Nikon Corp.                                                  298,100  4,505,158       0.0%
    Nintendo Co., Ltd.                                            10,900  2,627,556       0.0%
    Nippi, Inc.                                                   17,000    130,433       0.0%
    Nippo Corp.                                                  184,000  3,549,406       0.0%
    Nippon Air Conditioning Services Co., Ltd.                    12,600     67,639       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                     52,300  1,019,535       0.0%
    Nippon Carbide Industries Co., Inc.                          292,000    388,680       0.0%
#   Nippon Carbon Co., Ltd.                                      443,000    859,249       0.0%
#   Nippon Ceramic Co., Ltd.                                      12,000    221,421       0.0%
    Nippon Chemi-Con Corp.                                       505,000    878,500       0.0%
    Nippon Chemical Industrial Co., Ltd.                         249,000    637,048       0.0%
    Nippon Chemiphar Co., Ltd.                                     7,000    290,442       0.0%
    Nippon Chutetsukan K.K.                                       36,000     65,049       0.0%
#   Nippon Coke & Engineering Co., Ltd.                          679,600    599,981       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Nippon Commercial Development Co., Ltd.                         24,500 $   429,054       0.0%
#   Nippon Concrete Industries Co., Ltd.                           206,200     743,773       0.0%
    Nippon Denko Co., Ltd.                                         548,250   1,017,770       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                 85,400   1,555,911       0.0%
    Nippon Electric Glass Co., Ltd.                              1,099,000   5,978,532       0.1%
    Nippon Express Co., Ltd.                                     1,015,000   5,013,534       0.1%
    Nippon Felt Co., Ltd.                                           15,100      71,229       0.0%
    Nippon Filcon Co., Ltd.                                         16,300      86,952       0.0%
    Nippon Fine Chemical Co., Ltd.                                  30,400     229,152       0.0%
    Nippon Flour Mills Co., Ltd.                                   254,000   3,756,460       0.0%
#   Nippon Gas Co., Ltd.                                           111,200   3,365,266       0.0%
    Nippon Hume Corp.                                               81,700     540,832       0.0%
    Nippon Kanzai Co., Ltd.                                         19,100     278,512       0.0%
    Nippon Kasei Chemical Co., Ltd.                                 26,000      35,898       0.0%
    Nippon Kayaku Co., Ltd.                                        418,000   4,816,619       0.1%
#*  Nippon Kinzoku Co., Ltd.                                        21,600     227,489       0.0%
    Nippon Kodoshi Corp.                                            11,200      89,790       0.0%
    Nippon Koei Co., Ltd.                                          275,000   1,290,137       0.0%
#   Nippon Koshuha Steel Co., Ltd.                                 271,000     198,813       0.0%
#   Nippon Light Metal Holdings Co., Ltd.                        2,276,000   5,182,467       0.1%
    Nippon Paint Holdings Co., Ltd.                                 79,900   2,716,758       0.0%
#   Nippon Paper Industries Co., Ltd.                              356,202   6,666,926       0.1%
#   Nippon Parking Development Co., Ltd.                           335,600     456,205       0.0%
    Nippon Pillar Packing Co., Ltd.                                 72,500     744,566       0.0%
    Nippon Piston Ring Co., Ltd.                                    25,100     383,082       0.0%
    Nippon Rietec Co., Ltd.                                          3,000      25,544       0.0%
    Nippon Road Co., Ltd. (The)                                    225,000     923,234       0.0%
    Nippon Seiki Co., Ltd.                                         103,000   1,991,419       0.0%
    Nippon Seisen Co., Ltd.                                         60,000     290,940       0.0%
#*  Nippon Sharyo, Ltd.                                            264,000     668,653       0.0%
#*  Nippon Sheet Glass Co., Ltd.                                   229,200   1,861,636       0.0%
    Nippon Shokubai Co., Ltd.                                       73,200   5,051,533       0.1%
    Nippon Signal Co., Ltd.                                        203,000   1,801,483       0.0%
#   Nippon Soda Co., Ltd.                                          470,000   2,083,499       0.0%
    Nippon Steel & Sumikin Bussan Corp.                             63,000   2,308,943       0.0%
    Nippon Steel & Sumitomo Metal Corp.                            733,614  14,534,991       0.1%
    Nippon Suisan Kaisha, Ltd.                                     963,400   4,630,443       0.0%
    Nippon Systemware Co., Ltd.                                     29,300     453,363       0.0%
    Nippon Telegraph & Telephone Corp.                              80,600   3,573,549       0.0%
    Nippon Telegraph & Telephone Corp. ADR                          76,500   3,395,835       0.0%
    Nippon Television Holdings, Inc.                                31,400     556,492       0.0%
    Nippon Thompson Co., Ltd.                                      236,900     937,232       0.0%
    Nippon Tungsten Co., Ltd.                                       31,000      49,270       0.0%
    Nippon Valqua Industries, Ltd.                                  34,000     460,729       0.0%
    Nippon View Hotel Co., Ltd.                                        900      10,853       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                   347,800     509,717       0.0%
    Nippon Yusen K.K.                                            4,877,309   9,981,462       0.1%
    Nipro Corp.                                                    440,800   5,443,410       0.1%
*   Nishi-Nippon Financial Holdings, Inc.                          468,514   4,664,140       0.0%
    Nishi-Nippon Railroad Co., Ltd.                                623,000   2,953,413       0.0%
    Nishimatsu Construction Co., Ltd.                            1,264,000   5,902,988       0.1%
    Nishimatsuya Chain Co., Ltd.                                    90,200   1,269,787       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Nishio Rent All Co., Ltd.                                       61,600 $ 1,859,951       0.0%
    Nissan Chemical Industries, Ltd.                               192,700   6,533,427       0.1%
    Nissan Motor Co., Ltd.                                       3,081,900  31,350,574       0.2%
    Nissan Shatai Co., Ltd.                                        163,100   1,683,862       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                           62,500     153,489       0.0%
#   Nissei ASB Machine Co., Ltd.                                    35,600     642,367       0.0%
    Nissei Build Kogyo Co., Ltd.                                   277,000   1,294,842       0.0%
    Nissei Plastic Industrial Co., Ltd.                             43,600     344,678       0.0%
#   Nissha Printing Co., Ltd.                                      111,800   2,706,570       0.0%
    Nisshin Fudosan Co.                                            109,000     413,406       0.0%
    Nisshin Oillio Group, Ltd. (The)                               603,000   2,741,452       0.0%
    Nisshin Seifun Group, Inc.                                     337,145   4,966,226       0.1%
    Nisshin Steel Co., Ltd.                                        366,374   4,873,554       0.1%
    Nisshinbo Holdings, Inc.                                       461,800   4,597,798       0.0%
    Nissin Corp.                                                   201,000     667,558       0.0%
    Nissin Electric Co., Ltd.                                      130,600   1,741,537       0.0%
    Nissin Foods Holdings Co., Ltd.                                 31,175   1,804,377       0.0%
#   Nissin Kogyo Co., Ltd.                                         172,200   2,547,718       0.0%
    Nissin Sugar Co., Ltd.                                          37,300     539,813       0.0%
    Nissui Pharmaceutical Co., Ltd.                                 52,700     580,061       0.0%
    Nitori Holdings Co., Ltd.                                       32,300   3,858,293       0.0%
    Nitta Corp.                                                     46,200   1,195,718       0.0%
#   Nitta Gelatin, Inc.                                             36,200     251,584       0.0%
    Nittan Valve Co., Ltd.                                          27,500      93,779       0.0%
    Nittetsu Mining Co., Ltd.                                       20,500     855,364       0.0%
    Nitto Boseki Co., Ltd.                                         428,000   1,391,384       0.0%
    Nitto Denko Corp.                                              130,200   9,070,816       0.1%
#   Nitto FC Co., Ltd.                                              12,700     102,541       0.0%
    Nitto Kogyo Corp.                                               96,600   1,417,066       0.0%
    Nitto Kohki Co., Ltd.                                           26,200     605,435       0.0%
    Nitto Seiko Co., Ltd.                                           47,000     179,452       0.0%
#   Nittoc Construction Co., Ltd.                                  114,949     542,605       0.0%
    Nittoku Engineering Co., Ltd.                                   46,200     569,680       0.0%
    NJS Co., Ltd.                                                    9,000     111,153       0.0%
    Noda Corp.                                                       7,800      51,455       0.0%
    NOF Corp.                                                      409,000   4,445,771       0.0%
    Nohmi Bosai, Ltd.                                               77,900   1,162,825       0.0%
    Nojima Corp.                                                    90,700   1,175,113       0.0%
    NOK Corp.                                                      324,000   7,301,575       0.1%
    Nomura Co., Ltd.                                                66,100   1,071,981       0.0%
    Nomura Holdings, Inc.                                        1,804,200   9,037,119       0.1%
#   Nomura Holdings, Inc. Sponsored ADR                            389,917   1,941,787       0.0%
    Nomura Real Estate Holdings, Inc.                              445,900   7,529,758       0.1%
    Nomura Research Institute, Ltd.                                 47,850   1,659,650       0.0%
    Noritake Co., Ltd.                                              33,000     753,231       0.0%
#   Noritsu Koki Co., Ltd.                                          94,900     717,152       0.0%
    Noritz Corp.                                                   114,400   2,371,009       0.0%
    North Pacific Bank, Ltd.                                     1,208,600   4,507,341       0.0%
    NS Solutions Corp.                                             108,300   2,065,114       0.0%
    NS United Kaiun Kaisha, Ltd.                                   383,000     531,922       0.0%
    NSD Co., Ltd.                                                   68,639   1,104,688       0.0%
    NSK, Ltd.                                                      857,900   9,536,858       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   NTN Corp.                                                    1,680,000 $ 6,359,240       0.1%
    NTT Data Corp.                                                  74,100   3,823,945       0.0%
    NTT DOCOMO, Inc.                                             1,305,900  32,796,350       0.2%
    NTT DOCOMO, Inc. Sponsored ADR                                  43,500   1,093,590       0.0%
    NTT Urban Development Corp.                                    123,000   1,130,761       0.0%
#   Nuflare Technology, Inc.                                        16,100     863,502       0.0%
#   OAK Capital Corp.                                              177,100     266,181       0.0%
    Obara Group, Inc.                                               40,600   1,749,666       0.0%
    Obayashi Corp.                                                 639,100   6,156,583       0.1%
    Obayashi Road Corp.                                            103,800     652,005       0.0%
    Obic Co., Ltd.                                                  64,400   3,345,481       0.0%
    Odakyu Electric Railway Co., Ltd.                              138,500   2,825,918       0.0%
#   Odelic Co., Ltd.                                                10,100     392,295       0.0%
#   Oenon Holdings, Inc.                                           239,000     587,677       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                989,000   3,538,009       0.0%
    Ohara, Inc.                                                     15,100      88,898       0.0%
    Ohashi Technica, Inc.                                           18,200     242,995       0.0%
    Ohba Co., Ltd.                                                   5,500      23,323       0.0%
    Ohsho Food Service Corp.                                        32,300   1,243,047       0.0%
    OIE Sangyo Co., Ltd.                                             1,200      12,017       0.0%
    Oiles Corp.                                                     60,101   1,089,493       0.0%
#   Oita Bank, Ltd. (The)                                          392,000   1,484,636       0.0%
    Oji Holdings Corp.                                           1,738,000   7,348,597       0.1%
    Okabe Co., Ltd.                                                149,100   1,272,420       0.0%
    Okamoto Industries, Inc.                                       140,000   1,515,235       0.0%
    Okamoto Machine Tool Works, Ltd.                                64,000      84,004       0.0%
    Okamura Corp.                                                  165,900   1,627,625       0.0%
    Okasan Securities Group, Inc.                                  546,000   2,902,397       0.0%
#   Okaya Electric Industries Co., Ltd.                              6,700      24,900       0.0%
    Oki Electric Industry Co., Ltd.                                337,700   4,406,007       0.0%
    Okinawa Cellular Telephone Co.                                  14,100     440,784       0.0%
#   Okinawa Electric Power Co., Inc. (The)                          87,930   2,036,941       0.0%
#   OKK Corp.                                                      287,000     294,842       0.0%
#   OKUMA Corp.                                                    366,000   3,062,856       0.0%
    Okumura Corp.                                                  662,000   3,814,925       0.0%
    Okura Industrial Co., Ltd.                                     115,000     458,708       0.0%
    Okuwa Co., Ltd.                                                 46,000     481,618       0.0%
    Olympic Group Corp.                                             18,200     101,251       0.0%
#   Olympus Corp.                                                   99,300   3,539,597       0.0%
    Omron Corp.                                                    172,700   6,628,365       0.1%
    Ono Pharmaceutical Co., Ltd.                                    11,800     299,173       0.0%
    ONO Sokki Co., Ltd.                                             24,900     215,257       0.0%
    Onoken Co., Ltd.                                                52,900     652,110       0.0%
    Onward Holdings Co., Ltd.                                      490,000   3,279,911       0.0%
    Ootoya Holdings Co., Ltd.                                        2,100      38,421       0.0%
    Open House Co., Ltd.                                           104,900   2,215,864       0.0%
    OPT Holding, Inc.                                               48,000     323,456       0.0%
#   Optex Co., Ltd.                                                 25,000     636,761       0.0%
*   Optim Corp.                                                      1,000      56,761       0.0%
    Oracle Corp. Japan                                              19,300   1,050,360       0.0%
    Organo Corp.                                                   127,000     547,746       0.0%
#*  Orient Corp.                                                   572,900   1,067,320       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Oriental Land Co., Ltd.                                         45,400 $ 2,651,949       0.0%
    Origin Electric Co., Ltd.                                       88,000     233,587       0.0%
    ORIX Corp.                                                   1,405,100  22,265,763       0.2%
    ORIX Corp. Sponsored ADR                                        17,205   1,362,292       0.0%
    Osaka Gas Co., Ltd.                                            805,000   3,348,158       0.0%
    Osaka Organic Chemical Industry, Ltd.                           44,900     351,329       0.0%
    Osaka Soda Co., Ltd.                                           216,000     923,463       0.0%
    Osaka Steel Co., Ltd.                                           46,400     869,951       0.0%
#   OSAKA Titanium Technologies Co., Ltd.                           37,700     505,258       0.0%
    Osaki Electric Co., Ltd.                                       168,000   1,612,404       0.0%
#   OSG Corp.                                                      292,700   6,234,106       0.1%
    OSJB Holdings Corp.                                            213,300     507,435       0.0%
    Otsuka Corp.                                                    34,300   1,631,929       0.0%
    Otsuka Holdings Co., Ltd.                                      132,800   5,812,108       0.1%
#   Otsuka Kagu, Ltd.                                               44,500     497,858       0.0%
    OUG Holdings, Inc.                                               6,000      15,434       0.0%
#   Outsourcing, Inc.                                               14,700     557,855       0.0%
    Oyo Corp.                                                       90,500   1,046,499       0.0%
#   Pacific Industrial Co., Ltd.                                   147,600   1,814,972       0.0%
#*  Pacific Metals Co., Ltd.                                       656,000   1,974,175       0.0%
    Pack Corp. (The)                                                31,600     857,316       0.0%
#   PAL GROUP Holdings Co., Ltd.                                    46,100   1,142,127       0.0%
    PALTAC Corp.                                                   150,258   3,687,345       0.0%
    PanaHome Corp.                                                 260,000   1,933,740       0.0%
    Panasonic Corp.                                              1,772,582  18,285,705       0.1%
    Panasonic Corp. Sponsored ADR                                  198,153   1,987,475       0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                     54,500     327,367       0.0%
    PAPYLESS Co., Ltd.                                                 700      18,571       0.0%
    Paramount Bed Holdings Co., Ltd.                                52,600   2,003,292       0.0%
    Parco Co., Ltd.                                                 92,000     852,308       0.0%
    Paris Miki Holdings, Inc.                                       50,000     212,786       0.0%
#   Park24 Co., Ltd.                                               107,300   3,315,434       0.0%
#   Pasco Corp.                                                     76,000     273,003       0.0%
#   Pasona Group, Inc.                                              92,100     781,335       0.0%
#   PC Depot Corp.                                                  43,440     212,574       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                  51,200     308,940       0.0%
    Penta-Ocean Construction Co., Ltd.                             933,400   5,562,257       0.1%
*   PeptiDream, Inc.                                                 9,000     463,430       0.0%
    PIA Corp.                                                        2,100      49,147       0.0%
    Pigeon Corp.                                                    94,600   2,661,436       0.0%
    Pilot Corp.                                                     53,400   2,387,515       0.0%
    Piolax, Inc.                                                    26,200   1,665,709       0.0%
#*  Pioneer Corp.                                                1,299,500   3,187,188       0.0%
    Plenus Co., Ltd.                                                63,000   1,296,670       0.0%
    Pocket Card Co., Ltd.                                           70,300     334,778       0.0%
#   Pola Orbis Holdings, Inc.                                       31,800   2,646,055       0.0%
    Poletowin Pitcrew Holdings, Inc.                                55,100     458,416       0.0%
#   Press Kogyo Co., Ltd.                                          357,600   1,741,486       0.0%
    Pressance Corp.                                                123,600   1,424,350       0.0%
    Prestige International, Inc.                                   107,800     811,269       0.0%
    Prima Meat Packers, Ltd.                                       597,000   2,167,659       0.0%
    Pronexus, Inc.                                                  30,900     326,219       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Prospect Co., Ltd.                                              69,000 $    25,601       0.0%
    Proto Corp.                                                     18,100     205,291       0.0%
#   PS Mitsubishi Construction Co., Ltd.                            85,900     299,430       0.0%
    Qol Co., Ltd.                                                   39,600     624,396       0.0%
    Quick Co., Ltd.                                                 12,900     130,565       0.0%
    Raito Kogyo Co., Ltd.                                          152,000   1,829,834       0.0%
    Rakuten, Inc.                                                  179,800   2,072,851       0.0%
#*  Rasa Industries, Ltd.                                          276,000     351,799       0.0%
    Raysum Co., Ltd.                                                49,100     320,956       0.0%
    Recruit Holdings Co., Ltd.                                      14,900     598,526       0.0%
    Relia, Inc.                                                     31,700     303,763       0.0%
    Relo Group, Inc.                                                18,000   2,980,596       0.0%
    Renaissance, Inc.                                               14,100     190,496       0.0%
    Rengo Co., Ltd.                                                756,710   4,745,557       0.0%
#*  Renown, Inc.                                                   211,400     211,399       0.0%
    Resona Holdings, Inc.                                        3,212,400  14,238,895       0.1%
#   Resorttrust, Inc.                                              125,900   2,516,521       0.0%
    Rheon Automatic Machinery Co., Ltd.                             57,800     451,510       0.0%
    Rhythm Watch Co., Ltd.                                         250,000     426,100       0.0%
#   Riberesute Corp.                                                16,600     125,633       0.0%
    Ricoh Co., Ltd.                                              1,539,119  12,544,169       0.1%
    Ricoh Leasing Co., Ltd.                                         54,100   1,562,826       0.0%
    Ride On Express Co., Ltd.                                        7,100      71,123       0.0%
#   Right On Co., Ltd.                                              60,200     593,094       0.0%
    Riken Corp.                                                     29,500   1,080,157       0.0%
    Riken Keiki Co., Ltd.                                           23,300     287,387       0.0%
#   Riken Technos Corp.                                            124,300     650,606       0.0%
#   Riken Vitamin Co., Ltd.                                         13,600     590,200       0.0%
    Ringer Hut Co., Ltd.                                            24,500     623,776       0.0%
    Rinnai Corp.                                                    16,300   1,565,880       0.0%
#   Rion Co., Ltd.                                                  19,400     296,467       0.0%
    Riso Kagaku Corp.                                               82,058   1,421,359       0.0%
#   Riso Kyoiku Co., Ltd.                                           59,950     341,071       0.0%
    Rock Field Co., Ltd.                                            50,400     699,974       0.0%
    Rohm Co., Ltd.                                                  82,500   4,336,578       0.0%
    Rohto Pharmaceutical Co., Ltd.                                 201,600   3,537,191       0.0%
    Rokko Butter Co., Ltd.                                          12,800     344,610       0.0%
    Roland DG Corp.                                                 43,800   1,034,175       0.0%
    Rorze Corp.                                                     12,500     237,377       0.0%
    Round One Corp.                                                328,100   2,317,839       0.0%
    Royal Holdings Co., Ltd.                                        62,500   1,080,045       0.0%
#*  RVH, Inc.                                                       37,200     369,740       0.0%
    Ryobi, Ltd.                                                    530,000   2,136,511       0.0%
    Ryoden Corp.                                                   142,000     912,860       0.0%
#   Ryohin Keikaku Co., Ltd.                                        15,575   3,326,861       0.0%
    Ryosan Co., Ltd.                                               147,300   4,536,171       0.0%
    Ryoyo Electro Corp.                                             96,800   1,231,850       0.0%
#   S Foods, Inc.                                                   38,900   1,040,920       0.0%
#   Sac's Bar Holdings, Inc.                                        66,400     710,334       0.0%
    Saibu Gas Co., Ltd.                                            465,000   1,089,720       0.0%
    Saizeriya Co., Ltd.                                             72,800   1,917,464       0.0%
    Sakai Chemical Industry Co., Ltd.                              283,000   1,009,573       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Sakai Heavy Industries, Ltd.                                 106,000 $  215,843       0.0%
#   Sakai Moving Service Co., Ltd.                                27,900    603,605       0.0%
#   Sakai Ovex Co., Ltd.                                          20,099    366,823       0.0%
    Sakata INX Corp.                                             141,000  1,846,007       0.0%
    Sakata Seed Corp.                                             83,100  2,392,252       0.0%
#   Sakura Internet, Inc.                                         15,200    146,245       0.0%
    Sala Corp.                                                    71,200    426,792       0.0%
#   SAMTY Co., Ltd.                                               59,000    613,622       0.0%
    San Holdings, Inc.                                             1,800     26,225       0.0%
    San-A Co., Ltd.                                               37,800  2,057,656       0.0%
    San-Ai Oil Co., Ltd.                                         181,600  1,280,344       0.0%
    San-In Godo Bank, Ltd. (The)                                 375,000  2,698,103       0.0%
#   Sanden Holdings Corp.                                        501,000  1,550,621       0.0%
    Sanei Architecture Planning Co., Ltd.                         24,600    438,187       0.0%
    Sangetsu Corp.                                               130,600  2,521,966       0.0%
*   Sanken Electric Co., Ltd.                                    535,000  1,892,738       0.0%
    Sanki Engineering Co., Ltd.                                  160,200  1,452,892       0.0%
#   Sanko Marketing Foods Co., Ltd.                               10,800     98,027       0.0%
    Sanko Metal Industrial Co., Ltd.                               6,500    182,974       0.0%
    Sankyo Co., Ltd.                                              73,100  2,575,240       0.0%
    Sankyo Seiko Co., Ltd.                                        94,900    310,579       0.0%
    Sankyo Tateyama, Inc.                                         94,500  1,487,843       0.0%
    Sankyu, Inc.                                                 955,000  5,623,758       0.1%
    Sanoh Industrial Co., Ltd.                                    80,100    551,870       0.0%
#   Sanoyas Holdings Corp.                                        80,800    211,371       0.0%
#   Sanrio Co., Ltd.                                              64,500  1,208,117       0.0%
#   Sansha Electric Manufacturing Co., Ltd.                       30,300    137,607       0.0%
    Sanshin Electronics Co., Ltd.                                105,800    936,295       0.0%
    Santen Pharmaceutical Co., Ltd.                              205,900  3,002,508       0.0%
    Sanwa Holdings Corp.                                         612,800  6,103,082       0.1%
    Sanyei Corp.                                                     300     10,761       0.0%
    Sanyo Chemical Industries, Ltd.                               54,600  2,468,731       0.0%
    Sanyo Denki Co., Ltd.                                        171,000  1,111,415       0.0%
    Sanyo Electric Railway Co., Ltd.                             107,000    527,789       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                25,000    218,505       0.0%
    Sanyo Industries, Ltd.                                        15,000     26,003       0.0%
#   Sanyo Shokai, Ltd.                                           539,000    867,951       0.0%
    Sanyo Special Steel Co., Ltd.                                455,000  2,332,461       0.0%
    Sanyo Trading Co., Ltd.                                        3,700     46,809       0.0%
    Sapporo Holdings, Ltd.                                       275,800  7,791,539       0.1%
#   Sata Construction Co., Ltd.                                   29,000    114,529       0.0%
#   Sato Holdings Corp.                                           71,400  1,572,826       0.0%
    Sato Restaurant Systems Co., Ltd.                             37,300    292,696       0.0%
    Sato Shoji Corp.                                              21,300    163,818       0.0%
    Satori Electric Co., Ltd.                                     67,200    477,774       0.0%
    Sawada Holdings Co., Ltd.                                     60,100    550,158       0.0%
    Sawai Pharmaceutical Co., Ltd.                                53,300  3,444,363       0.0%
    Saxa Holdings, Inc.                                          219,000    462,713       0.0%
    SBI Holdings, Inc.                                           628,480  7,465,882       0.1%
    SBS Holdings, Inc.                                            78,600    695,111       0.0%
    SCREEN Holdings Co., Ltd.                                    103,400  7,073,534       0.1%
#   Scroll Corp.                                                 113,300    394,565       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   SCSK Corp.                                                      49,659 $ 1,852,423       0.0%
#   Secom Co., Ltd.                                                 55,500   4,003,723       0.0%
    Secom Joshinetsu Co., Ltd.                                       1,500      46,905       0.0%
    Sega Sammy Holdings, Inc.                                      366,812   5,416,293       0.1%
#   Seibu Electric Industry Co., Ltd.                                3,199      64,126       0.0%
    Seibu Holdings, Inc.                                            89,300   1,545,074       0.0%
    Seika Corp.                                                    174,000     516,820       0.0%
    Seikitokyu Kogyo Co., Ltd.                                     125,699     605,492       0.0%
    Seiko Epson Corp.                                              522,000  10,579,808       0.1%
#   Seiko Holdings Corp.                                           582,000   1,905,067       0.0%
    Seino Holdings Co., Ltd.                                       620,300   6,873,350       0.1%
    Seiren Co., Ltd.                                               126,600   1,480,686       0.0%
    Sekisui Chemical Co., Ltd.                                     694,000  10,929,585       0.1%
    Sekisui House, Ltd.                                            571,200   9,438,351       0.1%
    Sekisui Jushi Corp.                                             94,900   1,563,171       0.0%
    Sekisui Plastics Co., Ltd.                                      84,500     623,196       0.0%
#   Senko Co., Ltd.                                                413,700   2,860,108       0.0%
    Senshu Electric Co., Ltd.                                       11,400     176,216       0.0%
    Senshu Ikeda Holdings, Inc.                                    920,660   4,188,908       0.0%
    Senshukai Co., Ltd.                                            134,800     913,656       0.0%
    Septeni Holdings Co., Ltd.                                     133,000     598,611       0.0%
    Seria Co., Ltd.                                                 28,500   2,248,348       0.0%
    Seven & I Holdings Co., Ltd.                                   233,352   9,739,951       0.1%
#   Seven Bank, Ltd.                                               931,000   2,862,070       0.0%
#   SFP Dining Co., Ltd.                                             9,200     136,326       0.0%
*   Sharp Corp.                                                  2,427,000   4,211,048       0.0%
    Shibaura Electronics Co., Ltd.                                   4,100      75,887       0.0%
    Shibaura Mechatronics Corp.                                    114,000     278,831       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                            147,000     426,919       0.0%
    Shibuya Corp.                                                   41,200     855,859       0.0%
#   Shidax Corp.                                                    28,700     115,708       0.0%
#   Shiga Bank, Ltd. (The)                                         815,185   4,227,860       0.0%
    Shikibo, Ltd.                                                  344,000     396,570       0.0%
    Shikoku Bank, Ltd. (The)                                       623,000   1,470,135       0.0%
    Shikoku Chemicals Corp.                                         78,000     747,363       0.0%
#*  Shikoku Electric Power Co., Inc.                               188,500   1,772,571       0.0%
    Shima Seiki Manufacturing, Ltd.                                124,800   3,516,555       0.0%
    Shimachu Co., Ltd.                                             188,500   5,057,995       0.1%
    Shimadzu Corp.                                                 313,000   4,554,354       0.0%
#   Shimamura Co., Ltd.                                             48,200   6,170,296       0.1%
    Shimano, Inc.                                                   30,400   5,197,781       0.1%
    Shimizu Bank, Ltd. (The)                                        21,100     636,420       0.0%
    Shimizu Corp.                                                  368,000   3,270,655       0.0%
    Shimojima Co., Ltd.                                              5,900      59,101       0.0%
    Shin Nippon Air Technologies Co., Ltd.                          48,000     542,554       0.0%
#*  Shin Nippon Biomedical Laboratories, Ltd.                       40,800     234,790       0.0%
    Shin-Etsu Chemical Co., Ltd.                                   153,100  11,608,246       0.1%
    Shin-Etsu Polymer Co., Ltd.                                    145,500     972,821       0.0%
    Shin-Keisei Electric Railway Co., Ltd.                          31,000     121,752       0.0%
    Shinagawa Refractories Co., Ltd.                               189,000     402,930       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                    330,000   1,427,092       0.0%
*   Shinkawa, Ltd.                                                  62,900     407,304       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Shinko Electric Industries Co., Ltd.                           320,100 $ 2,062,912       0.0%
#   Shinko Plantech Co., Ltd.                                      109,200     809,814       0.0%
    Shinko Shoji Co., Ltd.                                          86,900     980,302       0.0%
    Shinko Wire Co., Ltd.                                           47,000      60,911       0.0%
    Shinmaywa Industries, Ltd.                                     332,000   2,569,849       0.0%
    Shinnihon Corp.                                                107,900   1,039,719       0.0%
#   Shinoken Group Co., Ltd.                                        42,800     774,831       0.0%
    Shinsei Bank, Ltd.                                           2,327,000   3,762,205       0.0%
    Shinsho Corp.                                                   16,000     290,519       0.0%
    Shinwa Co., Ltd.                                                 9,300     141,043       0.0%
    Shionogi & Co., Ltd.                                           198,200   9,760,949       0.1%
    Ship Healthcare Holdings, Inc.                                 132,600   3,878,858       0.0%
    Shiseido Co., Ltd.                                             247,100   6,373,708       0.1%
    Shizuki Electric Co., Inc.                                      29,000     172,121       0.0%
    Shizuoka Bank, Ltd. (The)                                      548,000   4,624,865       0.0%
    Shizuoka Gas Co., Ltd.                                         231,200   1,814,322       0.0%
#   Shobunsha Publications, Inc.                                    43,700     250,573       0.0%
    Shochiku Co., Ltd.                                              49,000     548,946       0.0%
    Shoei Co., Ltd.                                                 21,600     393,528       0.0%
#   Shoei Foods Corp.                                               27,800     438,892       0.0%
    Shofu, Inc.                                                      8,200     104,370       0.0%
#*  Shoko Co., Ltd.                                                161,000     133,615       0.0%
    Showa Aircraft Industry Co., Ltd.                               10,553      96,477       0.0%
    Showa Corp.                                                    204,600   1,339,143       0.0%
    Showa Denko KK                                                 641,900   8,481,601       0.1%
    Showa Sangyo Co., Ltd.                                         202,000   1,080,200       0.0%
    Showa Shell Sekiyu K.K.                                        379,400   3,534,981       0.0%
#   Siix Corp.                                                      44,300   1,772,791       0.0%
    Sinanen Holdings Co., Ltd.                                      28,000     555,516       0.0%
    Sinfonia Technology Co., Ltd.                                  422,000     775,142       0.0%
#   Sinko Industries, Ltd.                                          51,900     651,198       0.0%
    Sintokogio, Ltd.                                               154,300   1,345,827       0.0%
    SK-Electronics Co., Ltd.                                         4,500      43,932       0.0%
    SKY Perfect JSAT Holdings, Inc.                                622,100   3,082,842       0.0%
    Skylark Co., Ltd.                                              156,300   2,197,821       0.0%
    SMC Corp.                                                        7,800   2,261,026       0.0%
    SMK Corp.                                                      201,000     770,124       0.0%
#   SMS Co., Ltd.                                                   38,000     989,281       0.0%
    Snow Peak, Inc.                                                  1,000      34,310       0.0%
    SNT Corp.                                                       19,800      92,968       0.0%
    Soda Nikka Co., Ltd.                                            13,000      60,994       0.0%
#   Sodick Co., Ltd.                                               187,500   1,407,476       0.0%
    Soft99 Corp.                                                    10,600      74,575       0.0%
    SoftBank Group Corp.                                           283,732  17,869,723       0.1%
#   Softbank Technology Corp.                                       16,800     537,073       0.0%
#*  Softbrain Co., Ltd.                                             48,800     183,908       0.0%
    Softcreate Holdings Corp.                                        2,500      27,508       0.0%
    Software Service, Inc.                                           4,600     186,202       0.0%
    Sogo Medical Co., Ltd.                                          37,500   1,140,206       0.0%
    Sohgo Security Services Co., Ltd.                               87,700   3,994,149       0.0%
    Sojitz Corp.                                                 2,738,300   7,186,049       0.1%
    Sompo Holdings, Inc.                                           268,100   8,674,856       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Sony Corp.                                                     611,200 $19,263,951       0.1%
#   Sony Corp. Sponsored ADR                                       344,389  10,789,707       0.1%
    Sony Financial Holdings, Inc.                                  175,100   2,459,183       0.0%
    Sotetsu Holdings, Inc.                                         419,000   2,044,649       0.0%
#   Sotoh Co., Ltd.                                                  6,200      73,284       0.0%
#   Sourcenext Corp.                                                16,300      81,851       0.0%
    Space Co., Ltd.                                                 13,200     158,757       0.0%
#   Sparx Group Co., Ltd.                                          161,400     308,656       0.0%
    SPK Corp.                                                        8,600     177,391       0.0%
#   Square Enix Holdings Co., Ltd.                                  84,900   2,808,434       0.0%
    SRA Holdings                                                    11,300     267,196       0.0%
#   Srg Takamiya Co., Ltd.                                          64,200     361,399       0.0%
    ST Corp.                                                        14,600     180,260       0.0%
    St Marc Holdings Co., Ltd.                                      59,600   1,672,772       0.0%
    Stanley Electric Co., Ltd.                                     293,800   8,089,655       0.1%
    Star Mica Co., Ltd.                                             10,000     168,499       0.0%
    Star Micronics Co., Ltd.                                       113,000   1,608,941       0.0%
    Start Today Co., Ltd.                                          186,000   3,259,453       0.0%
    Starts Corp., Inc.                                              96,900   1,797,129       0.0%
#   Starzen Co., Ltd.                                               23,199   1,228,616       0.0%
    Stella Chemifa Corp.                                            30,700   1,078,475       0.0%
    Step Co., Ltd.                                                   6,700      79,841       0.0%
    Studio Alice Co., Ltd.                                          42,500     857,801       0.0%
    Sugi Holdings Co., Ltd.                                         34,900   1,869,444       0.0%
    Sugimoto & Co., Ltd.                                            15,000     194,716       0.0%
#   Sumco Corp.                                                    662,760   6,934,158       0.1%
    Sumida Corp.                                                    92,500     959,168       0.0%
    Suminoe Textile Co., Ltd.                                      207,000     437,481       0.0%
    Sumiseki Holdings, Inc.                                        135,100     118,502       0.0%
    Sumitomo Bakelite Co., Ltd.                                    721,000   3,915,532       0.0%
    Sumitomo Chemical Co., Ltd.                                  3,647,000  17,248,034       0.1%
    Sumitomo Corp.                                                 577,900   6,643,888       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                            137,400   2,379,719       0.0%
    Sumitomo Densetsu Co., Ltd.                                     61,300     679,954       0.0%
    Sumitomo Electric Industries, Ltd.                           1,012,500  14,958,140       0.1%
    Sumitomo Forestry Co., Ltd.                                    386,000   5,377,077       0.1%
    Sumitomo Heavy Industries, Ltd.                              1,369,480   7,209,642       0.1%
    Sumitomo Metal Mining Co., Ltd.                                594,000   7,718,939       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                       3,259,700   3,104,209       0.0%
    Sumitomo Mitsui Financial Group, Inc.                          845,470  29,313,849       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                           263,873   8,903,806       0.1%
    Sumitomo Osaka Cement Co., Ltd.                              1,405,000   5,819,112       0.1%
    Sumitomo Precision Products Co., Ltd.                          109,000     336,468       0.0%
    Sumitomo Real Estate Sales Co., Ltd.                            49,780   1,125,116       0.0%
    Sumitomo Realty & Development Co., Ltd.                        106,000   2,786,296       0.0%
    Sumitomo Riko Co., Ltd.                                        151,300   1,449,241       0.0%
    Sumitomo Rubber Industries, Ltd.                               482,100   8,087,839       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                              36,000   1,345,992       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                             489,000   2,614,238       0.0%
#   Sun Corp.                                                       33,100     220,967       0.0%
    Sun Frontier Fudousan Co., Ltd.                                101,500     967,566       0.0%
    Sun-Wa Technos Corp.                                            35,900     288,213       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Suncall Corp.                                                    5,000 $    22,357       0.0%
    Sundrug Co., Ltd.                                               33,700   2,650,907       0.0%
    Suntory Beverage & Food, Ltd.                                   35,200   1,539,097       0.0%
#   Suruga Bank, Ltd.                                              217,200   5,302,481       0.1%
    Suzuden Corp.                                                    4,800      45,065       0.0%
    Suzuken Co., Ltd.                                              201,420   6,469,321       0.1%
    Suzuki Motor Corp.                                             282,300  10,065,774       0.1%
#*  SWCC Showa Holdings Co., Ltd.                                  804,000     564,911       0.0%
#   Sysmex Corp.                                                    59,900   4,151,193       0.0%
    Systena Corp.                                                   37,400     653,280       0.0%
    T Hasegawa Co., Ltd.                                            52,000     918,169       0.0%
    T RAD Co., Ltd.                                                211,000     461,148       0.0%
    T&D Holdings, Inc.                                             654,010   7,908,844       0.1%
    T&K Toka Co., Ltd.                                              48,200     456,613       0.0%
    T-Gaia Corp.                                                    43,700     672,144       0.0%
#   Tabuchi Electric Co., Ltd.                                     106,200     338,983       0.0%
    Tachi-S Co., Ltd.                                               92,900   1,541,865       0.0%
    Tachibana Eletech Co., Ltd.                                     47,980     531,313       0.0%
    Tachikawa Corp.                                                 19,700     143,374       0.0%
    Tadano, Ltd.                                                   410,521   4,610,066       0.0%
    Taihei Dengyo Kaisha, Ltd.                                     114,000   1,181,672       0.0%
    Taiheiyo Cement Corp.                                        3,574,363  10,236,627       0.1%
    Taiheiyo Kouhatsu, Inc.                                        172,000     147,458       0.0%
    Taiho Kogyo Co., Ltd.                                           63,400     910,054       0.0%
    Taikisha, Ltd.                                                  67,500   1,705,046       0.0%
    Taiko Bank, Ltd. (The)                                         160,000     412,982       0.0%
#   Taiko Pharmaceutical Co., Ltd.                                  28,500     440,896       0.0%
    Taisei Corp.                                                   543,399   4,072,801       0.0%
    Taisei Lamick Co., Ltd.                                          6,300     180,919       0.0%
#   Taisho Pharmaceutical Holdings Co., Ltd.                         9,000     877,943       0.0%
    Taiyo Holdings Co., Ltd.                                        46,500   1,743,059       0.0%
#   Taiyo Nippon Sanso Corp.                                       131,300   1,380,135       0.0%
    Taiyo Yuden Co., Ltd.                                          419,700   4,483,771       0.0%
#   Takagi Securities Co., Ltd.                                    146,000     194,513       0.0%
    Takamatsu Construction Group Co., Ltd.                          24,700     586,162       0.0%
    Takano Co., Ltd.                                                 1,100       7,960       0.0%
    Takaoka Toko Co., Ltd.                                          34,874     636,875       0.0%
    Takara Holdings, Inc.                                          234,500   2,220,890       0.0%
#   Takara Leben Co., Ltd.                                         273,500   1,855,247       0.0%
#   Takara Printing Co., Ltd.                                        9,400     130,727       0.0%
    Takara Standard Co., Ltd.                                      139,448   2,590,336       0.0%
    Takasago International Corp.                                    44,000   1,179,554       0.0%
    Takasago Thermal Engineering Co., Ltd.                         133,700   1,885,557       0.0%
    Takashima & Co., Ltd.                                          131,000     210,961       0.0%
    Takashimaya Co., Ltd.                                          841,000   6,859,187       0.1%
#*  Takata Corp.                                                   110,700     384,507       0.0%
    Take And Give Needs Co., Ltd.                                   29,940     143,694       0.0%
    Takeda Pharmaceutical Co., Ltd.                                133,400   5,966,306       0.1%
#   Takeei Corp.                                                    74,600     610,499       0.0%
#   Takeuchi Manufacturing Co., Ltd.                               151,100   2,927,109       0.0%
    Takihyo Co., Ltd.                                               17,000      70,901       0.0%
    Takiron Co., Ltd.                                              144,000     677,897       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    Takisawa Machine Tool Co., Ltd.                              211,000 $   273,146       0.0%
    Takuma Co., Ltd.                                             216,000   1,985,656       0.0%
#   Tama Home Co., Ltd.                                           57,500     301,652       0.0%
#   Tamron Co., Ltd.                                              60,200   1,054,008       0.0%
    Tamura Corp.                                                 311,000   1,278,633       0.0%
#*  Tanaka Chemical Corp.                                         15,700     129,327       0.0%
    Tanseisha Co., Ltd.                                          106,649     802,101       0.0%
#   TASAKI & Co., Ltd.                                            17,700     249,510       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                    136,400     541,851       0.0%
    Tayca Corp.                                                   94,000     498,366       0.0%
    TBK Co., Ltd.                                                 65,200     269,804       0.0%
    TDK Corp.                                                    145,200  10,025,401       0.1%
    TDK Corp. Sponsored ADR                                       46,731   3,306,218       0.0%
#*  Teac Corp.                                                    26,000      11,135       0.0%
    TechMatrix Corp.                                               5,400     107,921       0.0%
    TECHNO ASSOCIE Co., Ltd.                                       3,000      27,161       0.0%
    Techno Medica Co., Ltd.                                        1,200      20,485       0.0%
    Techno Ryowa, Ltd.                                             8,870      55,458       0.0%
    TechnoPro Holdings, Inc.                                      45,300   1,551,729       0.0%
#   Tecnos Japan, Inc.                                             7,600     176,788       0.0%
    Teijin, Ltd.                                                 498,150   9,624,960       0.1%
    Teikoku Electric Manufacturing Co., Ltd.                      50,300     383,218       0.0%
    Teikoku Sen-I Co., Ltd.                                       21,700     321,767       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                              117,000     178,015       0.0%
#   Tekken Corp.                                                 307,000     998,217       0.0%
    Tenma Corp.                                                   46,800     810,592       0.0%
    Terumo Corp.                                                 120,500   4,659,948       0.0%
    THK Co., Ltd.                                                218,800   4,619,693       0.0%
    Tigers Polymer Corp.                                           6,200      42,178       0.0%
    TIS, Inc.                                                    224,900   5,089,143       0.1%
    Titan Kogyo, Ltd.                                              8,000      14,236       0.0%
    TKC Corp.                                                     33,900   1,001,293       0.0%
    Toa Corp.(6894434)                                            68,600     625,842       0.0%
    Toa Corp.(6894508)                                            63,300   1,332,594       0.0%
    Toa Oil Co., Ltd.                                            262,000     376,804       0.0%
    TOA ROAD Corp.                                               168,000     450,577       0.0%
#   Toabo Corp.                                                   24,400     120,165       0.0%
    Toagosei Co., Ltd.                                           521,650   5,806,212       0.1%
#   Tobishima Corp.                                              808,200   1,421,401       0.0%
    Tobu Railway Co., Ltd.                                       434,000   2,130,739       0.0%
    Tobu Store Co., Ltd.                                           4,500     120,917       0.0%
    TOC Co., Ltd.                                                 99,200     896,311       0.0%
    Tocalo Co., Ltd.                                              46,000   1,031,943       0.0%
    Tochigi Bank, Ltd. (The)                                     242,000   1,166,743       0.0%
    Toda Corp.                                                   762,000   4,130,086       0.0%
#   Toda Kogyo Corp.                                             165,000     472,236       0.0%
    Toei Animation Co., Ltd.                                       7,000     360,888       0.0%
    Toei Co., Ltd.                                               238,000   1,912,174       0.0%
    Toell Co., Ltd.                                               10,800      94,976       0.0%
    Toenec Corp.                                                 113,000     541,385       0.0%
    Togami Electric Manufacturing Co., Ltd.                       36,000     146,722       0.0%
    Toho Bank, Ltd. (The)                                        719,000   2,729,577       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Toho Co., Ltd.(6895200)                                         43,700 $1,311,104       0.0%
    Toho Co., Ltd.(6895211)                                          9,000    212,525       0.0%
#   Toho Gas Co., Ltd.                                             431,000  3,996,813       0.0%
#   Toho Holdings Co., Ltd.                                        159,000  3,336,058       0.0%
#   Toho Titanium Co., Ltd.                                        141,200    941,642       0.0%
    Toho Zinc Co., Ltd.                                            515,000  1,797,129       0.0%
    Tohoku Bank, Ltd. (The)                                        281,000    390,946       0.0%
    Tohoku Electric Power Co., Inc.                                192,300  2,356,032       0.0%
#   Tohto Suisan Co., Ltd.                                           6,700    107,263       0.0%
    Tokai Carbon Co., Ltd.                                         805,000  2,447,932       0.0%
    Tokai Corp.                                                     18,800    640,378       0.0%
#   TOKAI Holdings Corp.                                           285,500  1,834,836       0.0%
#   Tokai Lease Co., Ltd.                                           40,000     75,571       0.0%
    Tokai Rika Co., Ltd.                                           191,500  3,591,137       0.0%
    Tokai Tokyo Financial Holdings, Inc.                           647,200  3,283,513       0.0%
    Token Corp.                                                     27,470  1,985,229       0.0%
    Tokio Marine Holdings, Inc.                                    242,512  9,565,486       0.1%
#   Tokio Marine Holdings, Inc. ADR                                 61,104  2,415,441       0.0%
    Tokushu Tokai Paper Co., Ltd.                                   28,738    979,366       0.0%
*   Tokuyama Corp.                                                 898,000  3,839,640       0.0%
    Tokyo Broadcasting System Holdings, Inc.                        96,300  1,513,222       0.0%
    Tokyo Century Corp.                                            133,730  4,712,220       0.0%
    Tokyo Dome Corp.                                               258,500  2,456,887       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                        610,612  2,365,865       0.0%
#   Tokyo Electron Device, Ltd.                                     24,600    350,559       0.0%
    Tokyo Electron, Ltd.                                            90,800  8,190,609       0.1%
    Tokyo Energy & Systems, Inc.                                    92,000    887,859       0.0%
    Tokyo Gas Co., Ltd.                                            738,000  3,348,651       0.0%
#   Tokyo Individualized Educational Institute, Inc.                23,700    126,909       0.0%
    Tokyo Keiki, Inc.                                              216,000    367,808       0.0%
*   Tokyo Kikai Seisakusho, Ltd.                                    95,000     69,706       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                     105,200  3,735,399       0.0%
    Tokyo Rakutenchi Co., Ltd.                                      51,000    244,593       0.0%
#   Tokyo Rope Manufacturing Co., Ltd.                              47,999    790,930       0.0%
    Tokyo Sangyo Co., Ltd.                                          37,800    143,541       0.0%
    Tokyo Seimitsu Co., Ltd.                                       127,300  3,473,071       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                            359,600  2,494,264       0.0%
    Tokyo Tatemono Co., Ltd.                                       483,500  6,141,836       0.1%
    Tokyo Tekko Co., Ltd.                                          122,000    530,993       0.0%
#   Tokyo Theatres Co., Inc.                                       240,000    276,784       0.0%
    Tokyo TY Financial Group, Inc.                                  86,874  2,779,899       0.0%
    Tokyotokeiba Co., Ltd.                                         351,000    689,373       0.0%
    Tokyu Construction Co., Ltd.                                   228,580  2,309,756       0.0%
    Tokyu Corp.                                                    488,000  3,653,384       0.0%
    Tokyu Fudosan Holdings Corp.                                 1,122,794  6,328,473       0.1%
    Tokyu Recreation Co., Ltd.                                      22,819    171,978       0.0%
    Toli Corp.                                                     109,000    388,592       0.0%
    Tomato Bank, Ltd.                                               16,900    255,617       0.0%
    Tomen Devices Corp.                                              3,000     55,786       0.0%
    Tomoe Corp.                                                     81,400    267,947       0.0%
    Tomoe Engineering Co., Ltd.                                     24,100    354,177       0.0%
#   Tomoegawa Co., Ltd.                                             32,000     79,500       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Tomoku Co., Ltd.                                               129,000 $   374,532       0.0%
    TOMONY Holdings, Inc.                                          515,600   2,663,853       0.0%
#   Tomy Co., Ltd.                                                 306,800   3,314,204       0.0%
    Tonami Holdings Co., Ltd.                                      155,000     417,577       0.0%
    TonenGeneral Sekiyu K.K.                                       295,000   2,904,725       0.0%
#   Topcon Corp.                                                   290,200   4,331,468       0.0%
    Toppan Forms Co., Ltd.                                         183,300   1,821,992       0.0%
    Toppan Printing Co., Ltd.                                      509,000   4,786,643       0.0%
    Topre Corp.                                                    129,100   2,989,451       0.0%
    Topy Industries, Ltd.                                           68,400   1,586,186       0.0%
    Toray Industries, Inc.                                         904,000   8,413,461       0.1%
    Torex Semiconductor, Ltd.                                       10,300     125,579       0.0%
    Toridoll Holdings Corp.                                         35,200     815,527       0.0%
    Torigoe Co., Ltd. (The)                                         14,400     106,147       0.0%
    Torii Pharmaceutical Co., Ltd.                                  56,500   1,301,870       0.0%
    Torikizoku Co., Ltd.                                             9,300     242,574       0.0%
#   Torishima Pump Manufacturing Co., Ltd.                          69,200     745,766       0.0%
    Tose Co., Ltd.                                                   3,800      29,029       0.0%
    Tosei Corp.                                                    112,300     840,589       0.0%
*   Toshiba Corp.                                                1,717,000   6,216,952       0.1%
#   Toshiba Machine Co., Ltd.                                      565,000   2,040,561       0.0%
#   Toshiba Plant Systems & Services Corp.                         111,200   1,793,028       0.0%
*   Toshiba TEC Corp.                                              506,000   2,255,156       0.0%
    Tosho Co., Ltd.                                                 12,100     523,868       0.0%
#   Tosho Printing Co., Ltd.                                       140,000     633,539       0.0%
    Tosoh Corp.                                                  1,779,000  11,617,764       0.1%
#   Totetsu Kogyo Co., Ltd.                                         58,300   1,652,624       0.0%
    TOTO, Ltd.                                                     110,000   4,394,573       0.0%
    Tottori Bank, Ltd. (The)                                        13,100     215,952       0.0%
    Toukei Computer Co., Ltd.                                        8,400     165,907       0.0%
    Tow Co., Ltd.                                                   41,100     260,930       0.0%
    Towa Bank, Ltd. (The)                                        1,193,000   1,260,875       0.0%
    Towa Corp.                                                      92,500   1,064,429       0.0%
#   Towa Pharmaceutical Co., Ltd.                                   37,500   1,398,781       0.0%
#   Toyo Construction Co., Ltd.                                    264,000   1,100,394       0.0%
    Toyo Corp.                                                      33,900     325,976       0.0%
#   Toyo Denki Seizo K.K.                                          135,000     378,797       0.0%
    Toyo Engineering Corp.                                         383,000   1,311,968       0.0%
    Toyo Ink SC Holdings Co., Ltd.                                 722,000   3,356,818       0.0%
    Toyo Kanetsu K.K.                                              366,000     828,954       0.0%
    Toyo Kohan Co., Ltd.                                           211,500     633,006       0.0%
    Toyo Machinery & Metal Co., Ltd.                                59,900     225,748       0.0%
    Toyo Securities Co., Ltd.                                      282,000     501,737       0.0%
    Toyo Seikan Group Holdings, Ltd.                               291,500   5,376,756       0.1%
    Toyo Sugar Refining Co., Ltd.                                   29,000      30,131       0.0%
    Toyo Suisan Kaisha, Ltd.                                        83,400   3,378,850       0.0%
#   Toyo Tanso Co., Ltd.                                            45,300     651,363       0.0%
    Toyo Tire & Rubber Co., Ltd.                                   439,500   6,816,806       0.1%
    Toyo Wharf & Warehouse Co., Ltd.                               187,000     304,383       0.0%
    Toyobo Co., Ltd.                                             3,346,773   5,478,162       0.1%
    Toyoda Gosei Co., Ltd.                                         258,800   5,930,313       0.1%
    Toyota Boshoku Corp.                                           184,300   4,646,394       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Toyota Industries Corp.                                         69,000 $ 3,165,949       0.0%
    Toyota Motor Corp.                                           1,432,494  83,094,269       0.5%
#   Toyota Motor Corp. Sponsored ADR                               384,641  44,487,578       0.3%
    Toyota Tsusho Corp.                                            460,525  10,872,297       0.1%
    TPR Co., Ltd.                                                   81,400   2,353,785       0.0%
    Trancom Co., Ltd.                                               19,600   1,140,363       0.0%
    Transcosmos, Inc.                                               43,900   1,110,714       0.0%
    Trend Micro, Inc.                                               48,800   1,718,457       0.0%
    Trend Micro, Inc. Sponsored ADR                                  3,540     124,714       0.0%
    Trinity Industrial Corp.                                         3,000      13,197       0.0%
    Trusco Nakayama Corp.                                           42,761   2,210,801       0.0%
    Trust Tech, Inc.                                                 8,500     130,474       0.0%
    TS Tech Co., Ltd.                                              178,900   4,796,613       0.1%
    TSI Holdings Co., Ltd.                                         403,690   2,269,989       0.0%
    Tsubakimoto Chain Co.                                          462,000   3,659,718       0.0%
    Tsubakimoto Kogyo Co., Ltd.                                     24,000      70,794       0.0%
*   Tsudakoma Corp.                                                119,000     169,725       0.0%
    Tsugami Corp.                                                  196,000   1,076,160       0.0%
#   Tsukada Global Holdings, Inc.                                   46,200     317,686       0.0%
    Tsukamoto Corp. Co., Ltd.                                       37,000      40,878       0.0%
    Tsukishima Kikai Co., Ltd.                                      87,400     978,421       0.0%
    Tsukuba Bank, Ltd.                                             293,900     877,904       0.0%
    Tsukui Corp.                                                   197,000   1,291,870       0.0%
    Tsumura & Co.                                                  187,000   5,314,352       0.1%
    Tsuruha Holdings, Inc.                                          35,100   4,049,941       0.0%
    Tsurumi Manufacturing Co., Ltd.                                 46,900     682,550       0.0%
    Tsutsumi Jewelry Co., Ltd.                                      11,500     181,930       0.0%
    TV Asahi Holdings Corp.                                         88,200   1,654,635       0.0%
    Tv Tokyo Holdings Corp.                                         55,300   1,265,249       0.0%
    TYK Corp.                                                       34,000      57,317       0.0%
    Tyo, Inc.                                                      194,500     279,686       0.0%
#   U-Shin, Ltd.                                                    61,900     437,487       0.0%
    UACJ Corp.                                                   1,073,144   3,487,644       0.0%
    Ube Industries, Ltd.                                         3,681,200   7,596,480       0.1%
    Uchida Yoko Co., Ltd.                                          119,000     496,133       0.0%
    Uchiyama Holdings Co., Ltd.                                     19,300      76,853       0.0%
    UKC Holdings Corp.                                              50,000     836,646       0.0%
    Ulvac, Inc.                                                    149,500   4,720,308       0.0%
    Unicharm Corp.                                                  66,500   1,581,317       0.0%
#*  Uniden Holdings Corp.                                          279,000     406,308       0.0%
#   Union Tool Co.                                                  20,800     537,309       0.0%
    Unipres Corp.                                                  159,600   3,080,025       0.0%
    United Arrows, Ltd.                                             38,900   1,061,866       0.0%
    United Super Markets Holdings, Inc.                            152,600   1,377,877       0.0%
*   Unitika, Ltd.                                                2,063,000   1,391,755       0.0%
#*  Universal Entertainment Corp.                                   93,100   2,786,537       0.0%
    Unizo Holdings Co., Ltd.                                        59,800   1,667,014       0.0%
    Usen Corp.                                                     197,600     637,650       0.0%
    Ushio, Inc.                                                    390,500   4,710,939       0.0%
    USS Co., Ltd.                                                   93,200   1,576,234       0.0%
*   UT Group Co., Ltd.                                              43,400     264,340       0.0%
    Utoc Corp.                                                      35,900     131,194       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    V Technology Co., Ltd.                                         4,900 $   583,543       0.0%
#*  V-Cube, Inc.                                                  16,200     125,623       0.0%
    Valor Holdings Co., Ltd.                                     136,000   3,857,560       0.0%
    ValueCommerce Co., Ltd.                                       31,100     105,029       0.0%
#   Vector, Inc.                                                  24,300     286,849       0.0%
#   VeriServe Corp.                                                2,600      81,176       0.0%
#   Village Vanguard Co., Ltd.                                    16,800     214,698       0.0%
#   Vital KSK Holdings, Inc.                                     163,585   1,730,192       0.0%
    Vitec Holdings Co., Ltd.                                      29,100     306,938       0.0%
#   Voyage Group, Inc.                                            22,800     201,482       0.0%
#   VT Holdings Co., Ltd.                                        336,200   1,806,109       0.0%
#   W-Scope Corp.                                                 20,400     364,993       0.0%
    Wacoal Holdings Corp.                                        420,000   4,845,772       0.1%
#   Wacom Co., Ltd.                                              453,700   1,369,088       0.0%
    Wakachiku Construction Co., Ltd.                             362,000     540,560       0.0%
    Wakamoto Pharmaceutical Co., Ltd.                              9,000      20,240       0.0%
    Wakita & Co., Ltd.                                           159,400   1,359,148       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                           60,700   1,464,041       0.0%
#   WATAMI Co., Ltd.                                              73,700     799,402       0.0%
    Watts Co., Ltd.                                                1,100      11,546       0.0%
    WDB Holdings Co., Ltd.                                         7,700      79,621       0.0%
    Weathernews, Inc.                                             11,100     346,397       0.0%
#   Welcia Holdings Co., Ltd.                                     29,772   2,029,823       0.0%
#   Wellnet Corp.                                                 18,600     232,760       0.0%
#   West Holdings Corp.                                           67,300     534,257       0.0%
    West Japan Railway Co.                                        70,400   4,335,008       0.0%
    WirelessGate, Inc.                                             9,100     156,248       0.0%
    Wood One Co., Ltd.                                           191,000     493,383       0.0%
    World Holdings Co., Ltd.                                      23,800     367,206       0.0%
    Wowow, Inc.                                                   25,000     715,205       0.0%
    Xebio Holdings Co., Ltd.                                      97,800   1,518,164       0.0%
#   Y A C Co., Ltd.                                               28,300     352,568       0.0%
    Yachiyo Industry Co., Ltd.                                     8,900      77,179       0.0%
    Yahagi Construction Co., Ltd.                                 81,900     751,230       0.0%
#   Yahoo Japan Corp.                                            341,400   1,309,607       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                         12,300     118,609       0.0%
#   Yakult Honsha Co., Ltd.                                       20,800     969,765       0.0%
    YAKUODO Co., Ltd.                                              2,600     169,042       0.0%
    YAMABIKO Corp.                                               105,440   1,042,718       0.0%
    Yamada Denki Co., Ltd.                                       886,400   4,581,788       0.0%
#   Yamagata Bank, Ltd. (The)                                    483,000   2,086,489       0.0%
#   Yamaguchi Financial Group, Inc.                              480,000   5,291,674       0.1%
    Yamaha Corp.                                                 298,900  10,679,527       0.1%
#   Yamaha Motor Co., Ltd.                                       488,000  10,840,924       0.1%
    Yamaichi Electronics Co., Ltd.                               106,300     842,705       0.0%
    Yamanashi Chuo Bank, Ltd. (The)                              517,000   2,528,575       0.0%
    Yamatane Corp.                                                41,900     552,361       0.0%
    Yamato Corp.                                                  28,400     156,049       0.0%
    Yamato Holdings Co., Ltd.                                    185,800   4,233,096       0.0%
    Yamato Kogyo Co., Ltd.                                       147,700   4,158,452       0.0%
    Yamaya Corp.                                                  13,910     202,101       0.0%
    Yamazaki Baking Co., Ltd.                                    223,000   5,000,099       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
JAPAN -- (Continued)
    Yamazen Corp.                                                  144,500 $    1,152,240       0.0%
    Yaoko Co., Ltd.                                                 35,600      1,494,797       0.0%
#   Yashima Denki Co., Ltd.                                          2,100         11,575       0.0%
    Yaskawa Electric Corp.                                         404,600      6,454,949       0.1%
    Yasuda Logistics Corp.                                          40,000        262,478       0.0%
    Yellow Hat, Ltd.                                                52,800      1,127,693       0.0%
    Yodogawa Steel Works, Ltd.                                      85,400      2,331,649       0.0%
    Yokogawa Bridge Holdings Corp.                                 130,100      1,429,361       0.0%
    Yokogawa Electric Corp.                                        595,400      8,363,563       0.1%
#   Yokohama Reito Co., Ltd.                                       202,900      2,052,151       0.0%
#   Yokohama Rubber Co., Ltd. (The)                                432,100      7,502,370       0.1%
    Yokowo Co., Ltd.                                                48,800        330,780       0.0%
    Yomeishu Seizo Co., Ltd.                                         1,700         30,659       0.0%
#   Yomiuri Land Co., Ltd.                                         121,000        520,488       0.0%
    Yondenko Corp.                                                  33,400        130,204       0.0%
    Yondoshi Holdings, Inc.                                         41,400      1,034,279       0.0%
#   Yonex Co., Ltd.                                                  5,074        224,120       0.0%
    Yorozu Corp.                                                    66,200      1,042,480       0.0%
#   Yoshinoya Holdings Co., Ltd.                                   108,100      1,628,743       0.0%
    Yuasa Funashoku Co., Ltd.                                       24,000         64,043       0.0%
    Yuasa Trading Co., Ltd.                                         52,100      1,248,143       0.0%
    Yuken Kogyo Co., Ltd.                                           97,000        169,883       0.0%
    Yuki Gosei Kogyo Co., Ltd.                                      11,000         23,672       0.0%
#   Yumeshin Holdings Co., Ltd.                                     43,400        307,190       0.0%
    Yurtec Corp.                                                   142,000      1,040,214       0.0%
    Yusen Logistics Co., Ltd.                                       69,200        704,526       0.0%
    Yushin Precision Equipment Co., Ltd.                             8,426        196,257       0.0%
    Yushiro Chemical Industry Co., Ltd.                             30,000        414,139       0.0%
    Yutaka Foods Corp.                                               4,000         71,026       0.0%
    Yutaka Giken Co., Ltd.                                             200          3,997       0.0%
*   Zappallas, Inc.                                                 11,600         41,218       0.0%
    Zenitaka Corp. (The)                                            88,000        290,375       0.0%
    Zenkoku Hosho Co., Ltd.                                         34,100      1,466,124       0.0%
    Zenrin Co., Ltd.                                                58,600      1,022,205       0.0%
    Zensho Holdings Co., Ltd.                                      299,000      5,584,087       0.1%
    Zeon Corp.                                                     713,000      6,513,313       0.1%
    ZERIA Pharmaceutical Co., Ltd.                                  45,299        759,146       0.0%
    Zojirushi Corp.                                                 96,000      1,323,564       0.0%
    Zuiko Corp.                                                      7,300        275,908       0.0%
    Zuken, Inc.                                                     28,600        292,761       0.0%
                                                                           --------------      ----
TOTAL JAPAN                                                                 4,170,935,947      24.6%
                                                                           --------------      ----
NETHERLANDS -- (2.5%)
    Aalberts Industries NV                                         371,343     11,727,596       0.1%
    Accell Group                                                    92,599      2,316,147       0.0%
    Aegon NV(007924103)                                            119,365        518,044       0.0%
    Aegon NV(5927375)                                            1,604,868      6,942,566       0.0%
    Akzo Nobel NV                                                  406,956     26,293,850       0.2%
    Akzo Nobel NV Sponsored ADR                                     68,609      1,474,407       0.0%
#*  Altice NV Class A                                              152,566      2,813,932       0.0%
*   Altice NV Class B                                               43,893        817,133       0.0%
    AMG Advanced Metallurgical Group NV                            133,195      2,652,485       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
NETHERLANDS -- (Continued)
    Amsterdam Commodities NV                                        57,751 $ 1,304,726       0.0%
#   APERAM SA                                                      261,067  11,873,017       0.1%
    Arcadis NV                                                     198,454   2,612,063       0.0%
#*  ArcelorMittal(B295F26)                                       1,081,897   7,281,167       0.1%
#*  ArcelorMittal(B03XPL1)                                       1,026,666   6,937,139       0.0%
    ASM International NV(N07045102)                                    343      14,938       0.0%
    ASM International NV(5165294)                                  231,409   9,870,858       0.1%
    ASML Holding NV(B908F01)                                        39,731   4,196,388       0.0%
    ASML Holding NV(B929F46)                                        56,437   5,970,691       0.0%
    BE Semiconductor Industries NV                                 141,139   4,597,863       0.0%
    Beter Bed Holding NV                                            28,242     511,389       0.0%
    BinckBank NV                                                   253,768   1,505,866       0.0%
    Boskalis Westminster                                           311,319  10,040,523       0.1%
    Brunel International NV                                         79,561   1,299,231       0.0%
    Coca-Cola European Partners P.L.C.                               6,077     233,875       0.0%
    Corbion NV                                                     287,773   6,638,512       0.0%
    Delta Lloyd NV                                               1,966,434  11,879,882       0.1%
*   Fugro NV                                                       250,796   4,484,794       0.0%
#   Gemalto NV(B9MS8P5)                                            158,941   8,635,527       0.1%
    Gemalto NV(B011JK4)                                             68,503   3,726,120       0.0%
#   GrandVision NV                                                  49,858   1,141,803       0.0%
#*  Heijmans NV                                                    106,453   1,019,295       0.0%
    Heineken NV                                                    158,024  13,016,152       0.1%
    Hunter Douglas NV                                                2,506     133,651       0.0%
    IMCD Group NV                                                   23,621   1,021,564       0.0%
    ING Groep NV                                                   465,669   6,112,842       0.0%
    ING Groep NV Sponsored ADR                                   1,450,175  19,011,794       0.1%
    KAS Bank NV                                                     49,573     449,458       0.0%
#   Kendrion NV                                                     47,964   1,383,311       0.0%
    Koninklijke Ahold Delhaize NV                                2,136,192  48,731,664       0.3%
    Koninklijke Ahold Delhaize NV Sponsored ADR                    309,104   7,041,389       0.1%
    Koninklijke BAM Groep NV                                     1,125,380   5,236,024       0.0%
    Koninklijke DSM NV                                             315,034  20,248,655       0.1%
    Koninklijke KPN NV                                           6,316,241  20,595,681       0.1%
    Koninklijke Philips NV(5986622)                                565,094  17,027,506       0.1%
    Koninklijke Philips NV(500472303)                              384,659  11,551,309       0.1%
    Koninklijke Vopak NV                                           209,484  10,573,183       0.1%
    Nederland Apparatenfabriek                                       6,632     229,345       0.0%
    NN Group NV                                                    298,553   8,993,204       0.1%
#*  OCI NV                                                          52,633     730,570       0.0%
*   Ordina NV                                                      480,193   1,279,354       0.0%
*   PostNL NV                                                    1,124,692   5,296,920       0.0%
    Randstad Holding NV                                            255,698  13,151,268       0.1%
    Refresco Group NV                                                8,166     119,286       0.0%
    RELX NV                                                        437,454   7,376,583       0.1%
    RELX NV Sponsored ADR                                          145,058   2,438,425       0.0%
    SBM Offshore NV                                                791,204  11,357,220       0.1%
    Sligro Food Group NV                                            51,973   1,860,405       0.0%
#*  SNS Reaal NV                                                   262,485          --       0.0%
    Telegraaf Media Groep NV                                        22,328      90,629       0.0%
    TKH Group NV                                                   159,046   6,120,985       0.0%
#*  TomTom NV                                                      563,791   4,559,140       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
NETHERLANDS -- (Continued)
#   Unilever NV(904784709)                                         234,970 $  9,826,445       0.1%
#   Unilever NV(B12T3J1)                                           301,155   12,596,102       0.1%
    Van Lanschot NV                                                  8,192      167,952       0.0%
    Wessanen                                                       282,138    3,371,118       0.0%
    Wolters Kluwer NV                                              580,125   22,433,586       0.1%
                                                                           ------------       ---
TOTAL NETHERLANDS                                                           455,464,547       2.7%
                                                                           ------------       ---
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                              597,768      793,660       0.0%
    Abano Healthcare Group, Ltd.                                    13,023       74,476       0.0%
    Air New Zealand, Ltd.                                        1,788,333    2,466,834       0.0%
    Auckland International Airport, Ltd.                         1,593,880    7,506,480       0.1%
*   Bay Energy, Ltd.                                               102,170      358,733       0.0%
    Chorus, Ltd.                                                   512,742    1,339,267       0.0%
    Chorus, Ltd. ADR                                                10,487      137,380       0.0%
    Comvita, Ltd.                                                    5,106       34,490       0.0%
    Contact Energy, Ltd.                                           912,871    3,104,023       0.0%
    EBOS Group, Ltd.                                               114,688    1,397,337       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                         870,919    5,514,170       0.1%
    Fletcher Building, Ltd.(6341606)                               936,209    6,935,498       0.1%
    Fletcher Building, Ltd.(6341617)                                94,146      693,909       0.0%
    Fonterra Co-operative Group, Ltd.                              120,307      507,461       0.0%
    Freightways, Ltd.                                              236,633    1,081,006       0.0%
    Genesis Energy, Ltd.                                           842,540    1,180,752       0.0%
    Hallenstein Glasson Holdings, Ltd.                              16,145       34,502       0.0%
#   Heartland Bank, Ltd.                                           351,292      376,459       0.0%
    Infratil, Ltd.                                               1,282,568    2,732,040       0.0%
    Kathmandu Holdings, Ltd.                                        72,833      104,624       0.0%
#   Mainfreight, Ltd.                                              212,010    2,813,984       0.0%
    Mercury NZ, Ltd.                                               615,163    1,342,921       0.0%
    Meridian Energy, Ltd.                                          589,072    1,082,683       0.0%
    Metlifecare, Ltd.                                              302,479    1,249,683       0.0%
#   Metro Performance Glass, Ltd.                                   38,955       60,379       0.0%
    New Zealand Oil & Gas, Ltd.                                    332,926      125,854       0.0%
#   New Zealand Refining Co., Ltd. (The)                           203,514      325,890       0.0%
#   NZME, Ltd.                                                   1,016,313      483,392       0.0%
    NZX, Ltd.                                                      120,797       89,827       0.0%
*   Pacific Edge, Ltd.                                              20,054        6,590       0.0%
    PGG Wrightson, Ltd.                                            151,904       49,942       0.0%
*   Pike River Coal, Ltd.                                          224,242           --       0.0%
#   Port of Tauranga, Ltd.                                         591,135    1,648,035       0.0%
    Restaurant Brands New Zealand, Ltd.                            151,075      570,413       0.0%
*   Rubicon, Ltd.                                                   64,229       10,542       0.0%
    Ryman Healthcare, Ltd.                                         378,620    2,403,048       0.0%
    Sanford, Ltd.                                                   31,342      142,886       0.0%
    Scales Corp., Ltd.                                              23,499       51,725       0.0%
#   Skellerup Holdings, Ltd.                                        93,544       95,590       0.0%
    SKY Network Television, Ltd.                                   701,222    2,315,324       0.0%
    SKYCITY Entertainment Group, Ltd.                            1,856,760    5,176,331       0.0%
    Spark New Zealand, Ltd.                                      3,405,015    8,905,420       0.1%
    Steel & Tube Holdings, Ltd.                                     73,654      115,210       0.0%
    Summerset Group Holdings, Ltd.                                 719,695    2,448,013       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
NEW ZEALAND -- (Continued)
*   Tilt Renewables, Ltd.                                           102,170 $   160,736       0.0%
    Tourism Holdings, Ltd.                                           83,343     193,038       0.0%
    Tower, Ltd.                                                     375,850     241,754       0.0%
    Trade Me Group, Ltd.                                            967,300   3,360,210       0.0%
    Vector, Ltd.                                                    417,108     949,158       0.0%
    Warehouse Group, Ltd. (The)                                     154,341     330,995       0.0%
*   Xero, Ltd.                                                       47,447     602,029       0.0%
#   Z Energy, Ltd.                                                  249,401   1,393,923       0.0%
                                                                            -----------       ---
TOTAL NEW ZEALAND                                                            75,118,626       0.4%
                                                                            -----------       ---
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                                  816,562     483,260       0.0%
    AF Gruppen ASA                                                    5,825     102,929       0.0%
#*  Akastor ASA                                                     496,623     684,647       0.0%
    Aker ASA Class A                                                 94,951   3,503,955       0.0%
*   Aker BP ASA                                                     318,898   5,102,888       0.0%
#*  Aker Solutions ASA                                              240,947   1,105,166       0.0%
#   American Shipping Co. ASA                                        93,179     280,910       0.0%
    Atea ASA                                                        285,490   2,556,335       0.0%
    Austevoll Seafood ASA                                           327,353   2,951,418       0.0%
#*  Axactor AB                                                    1,790,849     630,772       0.0%
*   Axactor Rights Dummy                                          1,672,038       5,228       0.0%
    Bakkafrost P/F                                                   84,067   3,524,695       0.0%
    Bonheur ASA                                                      82,623     532,288       0.0%
    Borregaard ASA                                                  168,242   1,649,075       0.0%
#   BW LPG, Ltd.                                                    112,568     363,142       0.0%
#   BW Offshore, Ltd.                                            14,749,366     605,732       0.0%
#*  Deep Sea Supply P.L.C.                                          206,844      33,791       0.0%
#   DNB ASA                                                         615,269   8,894,743       0.1%
#*  DNO ASA                                                         943,947     805,637       0.0%
#*  DOF ASA                                                         424,238      44,994       0.0%
    Ekornes ASA                                                      28,790     362,268       0.0%
    Entra ASA                                                        61,778     662,188       0.0%
*   Farstad Shipping ASA                                              7,858       6,385       0.0%
#*  Fred Olsen Energy ASA                                           173,133     297,122       0.0%
#   Frontline, Ltd.                                                 118,322     866,836       0.0%
    Gjensidige Forsikring ASA                                       108,368   1,941,636       0.0%
#   Golar LNG, Ltd.                                                  19,800     433,422       0.0%
    Grieg Seafood ASA                                               223,785   1,969,330       0.0%
#*  Hexagon Composites ASA                                          164,076     575,120       0.0%
#   Hoegh LNG Holdings Ltd                                           62,895     659,028       0.0%
*   Kongsberg Automotive ASA                                      2,256,768   1,862,790       0.0%
    Kongsberg Gruppen ASA                                            47,967     684,804       0.0%
    Kvaerner ASA                                                    869,309   1,140,461       0.0%
    Leroy Seafood Group ASA                                          43,655   2,308,020       0.0%
    Marine Harvest ASA                                              334,597   6,071,684       0.1%
#*  Nordic Semiconductor ASA                                        273,192   1,093,187       0.0%
    Norsk Hydro ASA                                               1,941,925   8,681,838       0.1%
#   Norsk Hydro ASA Sponsored ADR                                    50,900     227,778       0.0%
#*  Norske Skogindustrier ASA                                       703,583     248,741       0.0%
#*  Norwegian Air Shuttle ASA                                        52,821   1,781,224       0.0%
    Norwegian Property ASA                                          138,627     180,669       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NORWAY -- (Continued)
#   Ocean Yield ASA                                                  74,644 $    623,264       0.0%
*   Odfjell SE Class A                                               41,255      134,862       0.0%
    Olav Thon Eindom A.S.                                             4,360       85,722       0.0%
*   Opera Software ASA                                              195,823    1,379,879       0.0%
    Orkla ASA                                                       446,815    4,219,016       0.0%
#*  Petroleum Geo-Services ASA                                    1,028,149    2,759,974       0.0%
*   PhotoCure ASA                                                     8,681       39,713       0.0%
*   Prosafe SE                                                    2,288,307       77,286       0.0%
#   Protector Forsikring ASA                                         52,423      448,597       0.0%
*   Q-Free ASA                                                       66,600       62,073       0.0%
#*  REC Silicon ASA                                              12,403,323    1,547,934       0.0%
    Salmar ASA                                                       75,927    2,463,958       0.0%
#   Scatec Solar ASA                                                 13,819       55,661       0.0%
    Schibsted ASA Class A                                            51,459    1,233,344       0.0%
    Schibsted ASA Class B                                            35,044      789,545       0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                         648,603    1,381,524       0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                         515,558    1,096,152       0.0%
#   Selvaag Bolig ASA                                                63,645      310,905       0.0%
*   Sevan Marine ASA                                                 66,506      136,985       0.0%
*   Solstad Offshore ASA                                              8,707       14,066       0.0%
#*  Songa Offshore                                                4,053,452       97,821       0.0%
    SpareBank 1 SMN                                                  52,734      387,880       0.0%
    SpareBank 1 SR-Bank ASA                                         273,436    1,629,739       0.0%
#   Statoil ASA                                                     838,889   13,695,706       0.1%
#   Statoil ASA Sponsored ADR                                       657,322   10,674,909       0.1%
#   Stolt-Nielsen, Ltd.                                              65,550      804,954       0.0%
*   Storebrand ASA                                                1,273,900    6,551,836       0.1%
*   Subsea 7 SA                                                     655,989    7,343,383       0.1%
#   Telenor ASA                                                     266,055    4,231,563       0.0%
#   TGS Nopec Geophysical Co. ASA                                   355,769    7,196,243       0.1%
    Tomra Systems ASA                                               265,312    2,880,356       0.0%
*   Treasure ASA                                                    171,455      379,982       0.0%
    Veidekke ASA                                                    117,287    1,752,895       0.0%
#   Wilh Wilhelmsen ASA                                             171,455      541,645       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              34,469      736,162       0.0%
    XXL ASA                                                          30,109      376,896       0.0%
    Yara International ASA                                          144,908    5,118,766       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                 149,177,332       0.9%
                                                                            ------------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                   379,999    1,324,091       0.0%
*   Banco BPI SA                                                  1,847,173    2,293,001       0.0%
#*  Banco Comercial Portugues SA Class R                            657,778      876,058       0.0%
*   Banco Espirito Santo SA                                       3,375,184           --       0.0%
    Corticeira Amorim SGPS SA                                         1,907       19,145       0.0%
    CTT-Correios de Portugal SA                                     213,315    1,411,451       0.0%
    EDP--Energias de Portugal SA                                  1,185,230    3,917,492       0.0%
    EDP--Energias de Portugal SA Sponsored ADR                        7,202      238,098       0.0%
    EDP Renovaveis SA                                               660,377    4,988,719       0.1%
    Galp Energia SGPS SA                                            833,384   11,299,248       0.1%
    Jeronimo Martins SGPS SA                                        239,425    4,114,068       0.1%
    Mota-Engil SGPS SA                                              443,171      865,214       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
PORTUGAL -- (Continued)
    Navigator Co SA (The)                                         1,108,272 $ 3,245,799       0.0%
    NOS SGPS SA                                                     616,860   4,099,207       0.0%
    Novabase SGPS SA                                                 12,258      30,437       0.0%
    REN--Redes Energeticas Nacionais SGPS SA                        622,725   1,819,710       0.0%
    Semapa-Sociedade de Investimento e Gestao                        30,142     386,872       0.0%
    Sonae Capital SGPS SA                                           187,846     144,919       0.0%
    Sonae SGPS SA                                                 4,114,083   3,270,897       0.0%
    Teixeira Duarte SA                                              243,459      49,882       0.0%
                                                                            -----------       ---
TOTAL PORTUGAL                                                               44,394,308       0.3%
                                                                            -----------       ---
SINGAPORE -- (1.0%)
*   Abterra, Ltd.                                                   189,000      69,622       0.0%
    Accordia Golf Trust                                             624,600     294,330       0.0%
    Amara Holdings, Ltd.                                            248,000      70,800       0.0%
    Ascendas India Trust                                            493,100     378,966       0.0%
    ASL Marine Holdings, Ltd.                                       198,600      17,359       0.0%
*   Ausgroup, Ltd.                                                1,942,239      59,904       0.0%
*   Banyan Tree Holdings, Ltd.                                      409,000     116,718       0.0%
    Bonvests Holdings, Ltd.                                          51,600      45,245       0.0%
*   Boustead Projects, Ltd.                                         147,404      76,766       0.0%
    Boustead Singapore, Ltd.                                        968,067     622,968       0.0%
    Breadtalk Group, Ltd.                                           379,200     271,148       0.0%
*   Broadway Industrial Group, Ltd.                                 493,099      69,239       0.0%
    Bukit Sembawang Estates, Ltd.                                   137,900     446,801       0.0%
    Bund Center Investment, Ltd.                                    316,000     159,361       0.0%
    CapitaLand, Ltd.                                              2,053,400   4,554,266       0.1%
#   Centurion Corp., Ltd.                                           889,600     213,803       0.0%
#   China Aviation Oil Singapore Corp., Ltd.                        615,600     630,625       0.0%
#   China Everbright Water, Ltd.                                    695,400     285,334       0.0%
#   Chip Eng Seng Corp., Ltd.                                     1,670,000     772,629       0.0%
    City Developments, Ltd.                                         450,800   2,744,800       0.0%
#*  Cityneon Holdings, Ltd.                                          71,300      60,300       0.0%
    Civmec, Ltd.                                                    140,000      32,270       0.0%
    ComfortDelGro Corp., Ltd.                                     2,322,469   4,234,364       0.0%
    Cordlife Group, Ltd.                                            106,800      87,367       0.0%
#*  COSCO Corp. Singapore, Ltd.                                   4,293,200     785,561       0.0%
    CSE Global, Ltd.                                              1,837,900     542,018       0.0%
#   CWT, Ltd.                                                     1,044,000   1,482,352       0.0%
    Dairy Farm International Holdings, Ltd.                         103,300     730,417       0.0%
    DBS Group Holdings, Ltd.                                      1,190,553  12,832,621       0.1%
#   Del Monte Pacific, Ltd.                                       1,572,282     389,860       0.0%
#   Delfi, Ltd.                                                     171,000     275,586       0.0%
*   DMX Technologies Group, Ltd.                                    256,000       7,638       0.0%
*   Dyna-Mac Holdings, Ltd.                                       1,489,000     145,120       0.0%
    Elec & Eltek International Co., Ltd.                             20,000      16,980       0.0%
#*  Ezion Holdings, Ltd.                                          7,635,548   1,635,991       0.0%
#*  Ezra Holdings, Ltd.                                          10,009,145     306,609       0.0%
    Falcon Energy Group, Ltd.                                     1,074,000     113,861       0.0%
#   Far East Orchard, Ltd.                                          265,236     282,451       0.0%
#   First Resources, Ltd.                                         2,225,500   2,911,208       0.0%
*   FJ Benjamin Holdings, Ltd.                                       92,800       2,832       0.0%
*   Food Empire Holdings, Ltd.                                      144,800      31,251       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
SINGAPORE -- (Continued)
*   Fragrance Group, Ltd.                                         1,448,000 $  163,986       0.0%
    Frasers Centrepoint, Ltd.                                       181,200    193,419       0.0%
    Fu Yu Corp., Ltd.                                               468,100     63,814       0.0%
*   Gallant Venture, Ltd.                                         1,738,000    160,552       0.0%
#   Genting Singapore P.L.C.                                      2,770,400  1,482,487       0.0%
#*  Geo Energy Resources, Ltd.                                    1,097,000    161,567       0.0%
    GL, Ltd.                                                      1,389,300    798,419       0.0%
    Global Logistic Properties, Ltd.                              1,590,500  2,023,835       0.0%
*   Global Premium Hotels, Ltd.                                     115,840     24,586       0.0%
    Golden Agri-Resources, Ltd.                                  13,978,269  3,859,811       0.0%
    GP Industries, Ltd.                                             174,000     71,697       0.0%
    Great Eastern Holdings, Ltd.                                     41,100    603,851       0.0%
    GSH Corp., Ltd.                                                 166,660     50,432       0.0%
    GuocoLand, Ltd.                                                 453,821    625,686       0.0%
*   Halcyon Agri Corp., Ltd.                                        763,346    260,924       0.0%
    Hi-P International, Ltd.                                        525,000    180,800       0.0%
    Hiap Hoe, Ltd.                                                  128,000     64,844       0.0%
#   Ho Bee Land, Ltd.                                               710,000  1,087,303       0.0%
#   Hong Fok Corp., Ltd.                                            988,988    462,786       0.0%
    Hong Leong Asia, Ltd.                                           216,000    107,320       0.0%
    Hongkong Land Holdings, Ltd.                                    250,000  1,674,072       0.0%
    Hotel Grand Central, Ltd.                                       150,866    147,468       0.0%
    Hour Glass, Ltd. (The)                                          150,000     72,738       0.0%
    Hutchison Port Holdings Trust                                12,691,600  5,637,736       0.1%
    Hwa Hong Corp., Ltd.                                            280,000     61,444       0.0%
#   Hyflux, Ltd.                                                  1,834,300    611,621       0.0%
#   Indofood Agri Resources, Ltd.                                 1,731,400    596,602       0.0%
*   InnoTek, Ltd.                                                    87,000     11,733       0.0%
    Innovalues, Ltd.                                                711,800    505,860       0.0%
    IPC Corp., Ltd.                                                 115,900     46,426       0.0%
    Japfa, Ltd.                                                   1,703,300  1,078,616       0.0%
    Jardine Cycle & Carriage, Ltd.                                   81,197  2,458,819       0.0%
*   Jurong Technologies Industrial Corp., Ltd.                      213,200         --       0.0%
    k1 Ventures, Ltd.                                               356,440    259,856       0.0%
#   Keppel Corp., Ltd.                                            2,211,700  8,363,863       0.1%
#   Keppel Infrastructure Trust                                   1,527,853    553,937       0.0%
    Keppel Telecommunications & Transportation, Ltd.                211,500    261,631       0.0%
*   Koh Brothers Eco Engineering, Ltd.                               19,300        680       0.0%
    Koh Brothers Group, Ltd.                                        193,000     36,793       0.0%
    KSH Holdings, Ltd.                                               25,300      9,982       0.0%
    Lian Beng Group, Ltd.                                         1,512,000    493,986       0.0%
    Low Keng Huat Singapore, Ltd.                                   293,000    113,531       0.0%
    Lum Chang Holdings, Ltd.                                        160,000     42,539       0.0%
#   M1, Ltd.                                                        875,700  1,284,733       0.0%
    Mandarin Oriental International, Ltd.                             7,600     10,614       0.0%
*   Marco Polo Marine, Ltd.                                         269,000     14,182       0.0%
    Metro Holdings, Ltd.                                             61,000     42,895       0.0%
    Mewah International, Inc.                                        47,900      8,257       0.0%
#   Midas Holdings, Ltd.                                          4,421,200    684,337       0.0%
#*  Nam Cheong, Ltd.                                              5,757,000    235,022       0.0%
    Nera Telecommunications, Ltd.                                    43,600     23,204       0.0%
#*  Noble Group, Ltd.                                            38,180,600  4,539,739       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SINGAPORE -- (Continued)
    NSL, Ltd.                                                       75,000 $    76,273       0.0%
#   Olam International, Ltd.                                       966,000   1,492,539       0.0%
    OUE, Ltd.                                                    1,023,400   1,245,536       0.0%
    Oversea-Chinese Banking Corp., Ltd.                          1,793,287  10,924,947       0.1%
#   Oxley Holdings, Ltd.                                           838,100     279,831       0.0%
    Pacc Offshore Services Holdings, Ltd.                           79,700      17,434       0.0%
    Pacific Radiance, Ltd.                                         186,600      20,715       0.0%
    Pan-United Corp., Ltd.                                         268,000     111,460       0.0%
    Penguin International, Ltd.                                    434,733      77,515       0.0%
#   Q&M Dental Group Singapore, Ltd.                               635,800     342,696       0.0%
    QAF, Ltd.                                                      626,584     556,985       0.0%
*   Raffles Education Corp., Ltd.                                2,126,667     287,810       0.0%
    Raffles Medical Group, Ltd.                                  1,829,153   1,977,614       0.0%
    RHT Health Trust                                               620,700     384,518       0.0%
*   Rickmers Maritime                                               50,100       1,255       0.0%
    Riverstone Holdings, Ltd.                                      208,400     137,128       0.0%
    Rotary Engineering, Ltd.                                       691,700     188,733       0.0%
#   SATS, Ltd.                                                   1,233,392   4,290,808       0.0%
    SBS Transit, Ltd.                                               54,000      90,048       0.0%
#   SembCorp Industries, Ltd.                                    3,068,200   5,555,940       0.1%
#   SembCorp Marine, Ltd.                                        2,061,600   1,911,591       0.0%
    Sheng Siong Group, Ltd.                                      1,588,400   1,193,192       0.0%
    SHS Holdings, Ltd.                                             882,200     122,959       0.0%
    SIA Engineering Co., Ltd.                                        9,500      25,199       0.0%
#*  SIIC Environment Holdings, Ltd.                              1,156,880     528,389       0.0%
#   Sinarmas Land, Ltd.                                          4,059,600   1,400,859       0.0%
    Sing Holdings, Ltd.                                            263,000      61,473       0.0%
    Singapore Airlines, Ltd.                                     1,094,600   7,965,347       0.1%
    Singapore Exchange, Ltd.                                       672,300   3,425,361       0.0%
#   Singapore Post, Ltd.                                         3,000,616   3,447,750       0.0%
#   Singapore Press Holdings, Ltd.                                 884,000   2,362,392       0.0%
    Singapore Reinsurance Corp., Ltd.                               55,000      12,248       0.0%
    Singapore Shipping Corp., Ltd.                                 137,000      24,610       0.0%
    Singapore Technologies Engineering, Ltd.                       921,500   2,071,686       0.0%
    Singapore Telecommunications, Ltd.                           3,054,350   8,512,248       0.1%
#   Sino Grandness Food Industry Group, Ltd.                     1,661,800     406,161       0.0%
    Stamford Land Corp., Ltd.                                    1,159,400     378,955       0.0%
    StarHub, Ltd.                                                  531,910   1,291,170       0.0%
    Sunningdale Tech, Ltd.                                         508,680     385,551       0.0%
*   SunVic Chemical Holdings, Ltd.                                 638,600      42,817       0.0%
    Super Group, Ltd.                                            2,253,700   1,571,313       0.0%
#*  Swiber Holdings, Ltd.                                        1,301,500     101,968       0.0%
*   Tat Hong Holdings, Ltd.                                        886,700     280,558       0.0%
*   Thakral Corp., Ltd.                                             39,650       5,885       0.0%
    Tiong Woon Corp. Holding, Ltd.                                 160,750      30,082       0.0%
    Tuan Sing Holdings, Ltd.                                     2,289,295     468,581       0.0%
    UMS Holdings, Ltd.                                           1,435,850     639,128       0.0%
    United Engineers, Ltd.                                       1,835,804   3,416,164       0.0%
#   United Industrial Corp., Ltd.                                  706,623   1,382,190       0.0%
    United Overseas Bank, Ltd.                                     900,449  12,147,615       0.1%
    UOB-Kay Hian Holdings, Ltd.                                    530,314     504,440       0.0%
    UOL Group, Ltd.                                              1,241,988   5,051,391       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SINGAPORE -- (Continued)
    UPP Holdings, Ltd.                                              610,000 $    120,780       0.0%
#   Valuetronics Holdings, Ltd.                                     676,100      240,607       0.0%
#*  Vard Holdings, Ltd.                                           2,734,500      364,295       0.0%
    Venture Corp., Ltd.                                             834,600    5,701,318       0.1%
#   Vibrant Group, Ltd.                                           1,044,717      270,074       0.0%
    Vicom, Ltd.                                                       2,400        9,833       0.0%
    Wee Hur Holdings, Ltd.                                          917,300      154,468       0.0%
    Wheelock Properties Singapore, Ltd.                             204,747      219,477       0.0%
    Wilmar International, Ltd.                                      867,700    2,060,021       0.0%
    Wing Tai Holdings, Ltd.                                       1,901,424    2,316,547       0.0%
    Yeo Hiap Seng, Ltd.                                              63,135       58,199       0.0%
    YHI International, Ltd.                                          48,000       11,227       0.0%
*   Yongnam Holdings, Ltd.                                          891,000      128,251       0.0%
*   Yuuzoo Corp., Ltd.                                            2,443,700      310,345       0.0%
    Zhongmin Baihui Retail Group, Ltd.                                7,800        5,922       0.0%
                                                                            ------------       ---
TOTAL SINGAPORE                                                              182,338,798       1.1%
                                                                            ------------       ---
SPAIN -- (2.2%)
#   Abertis Infraestructuras SA                                     274,221    4,064,669       0.0%
    Acciona SA                                                      114,249    8,682,161       0.1%
    Acerinox SA                                                     474,493    5,839,019       0.0%
    ACS Actividades de Construccion y Servicios SA                  305,548    9,346,292       0.1%
#   Adveo Group International SA                                     63,315      231,411       0.0%
    Aena SA                                                          23,817    3,490,038       0.0%
    Almirall SA                                                     205,620    2,955,814       0.0%
    Amadeus IT Group SA                                             238,513   11,225,334       0.1%
#*  Amper SA                                                      2,069,614      272,267       0.0%
    Applus Services SA                                              160,892    1,543,746       0.0%
    Atresmedia Corp de Medios de Comunicacion SA                    104,766    1,076,425       0.0%
    Azkoyen SA                                                       14,561       83,943       0.0%
    Banco Bilbao Vizcaya Argentaria SA                            2,350,347   16,919,413       0.1%
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR              1,030,504    7,429,934       0.1%
#   Banco de Sabadell SA                                         11,843,883   15,814,281       0.1%
    Banco Popular Espanol SA                                      3,514,424    3,845,244       0.0%
    Banco Santander SA                                            8,235,475   40,354,037       0.3%
#   Banco Santander SA Sponsored ADR                              2,375,051   11,495,247       0.1%
    Bankia SA                                                     5,941,983    5,220,358       0.0%
    Bankinter SA                                                  1,484,377   11,345,640       0.1%
*   Baron de Ley                                                      4,117      466,058       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                            154,052    4,655,792       0.0%
    CaixaBank SA                                                  2,845,437    8,585,785       0.1%
*   Caja de Ahorros del Mediterraneo                                 21,176           --       0.0%
    Cellnex Telecom SA                                              120,914    1,982,868       0.0%
*   Cementos Portland Valderrivas SA                                 43,783      299,961       0.0%
    Cia de Distribucion Integral Logista Holdings SA                 42,640      945,602       0.0%
    Cie Automotive SA                                               153,840    3,167,076       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                     5,084    1,912,700       0.0%
#*  Deoleo SA                                                       293,928       58,051       0.0%
    Distribuidora Internacional de Alimentacion SA                1,143,790    6,109,089       0.0%
#   Duro Felguera SA                                                307,298      373,909       0.0%
    Ebro Foods SA                                                   169,495    3,654,874       0.0%
*   eDreams ODIGEO SA                                                91,354      277,997       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SPAIN -- (Continued)
    Elecnor SA                                                      10,259 $    101,531       0.0%
    Enagas SA                                                      375,999   10,777,991       0.1%
    Ence Energia y Celulosa SA                                     590,068    1,285,928       0.0%
    Endesa SA                                                      229,931    4,880,428       0.0%
*   Ercros SA                                                      553,537    1,269,064       0.0%
    Faes Farma SA                                                  562,096    2,063,496       0.0%
    Ferrovial SA                                                   252,853    4,912,391       0.0%
    Fluidra SA                                                      12,607       60,272       0.0%
    Gamesa Corp. Tecnologica SA                                    811,936   18,746,321       0.1%
    Gas Natural SDG SA                                             594,539   11,703,089       0.1%
    Grifols SA                                                     197,556    3,898,231       0.0%
    Grupo Catalana Occidente SA                                    103,603    3,262,589       0.0%
#*  Grupo Ezentis SA                                               348,175      196,843       0.0%
    Iberdrola SA                                                 6,182,145   42,072,266       0.3%
    Iberpapel Gestion SA                                             4,081       89,276       0.0%
*   Indra Sistemas SA                                              234,577    2,900,930       0.0%
    Industria de Diseno Textil SA                                  210,215    7,334,909       0.1%
    Inmobiliaria Colonial SA                                       503,845    3,552,939       0.0%
*   Liberbank SA                                                 1,393,567    1,382,231       0.0%
    Mapfre SA                                                    3,566,931   10,581,038       0.1%
    Mediaset Espana Comunicacion SA                                684,915    7,643,110       0.1%
    Melia Hotels International SA                                  199,003    2,457,073       0.0%
    Miquel y Costas & Miquel SA                                     24,514    1,041,019       0.0%
*   NH Hotel Group SA                                              308,649    1,361,864       0.0%
#   Obrascon Huarte Lain SA                                        508,359    2,037,619       0.0%
    Papeles y Cartones de Europa SA                                170,225      887,957       0.0%
*   Pescanova SA                                                    22,953           --       0.0%
*   Pharma Mar SA                                                  307,245      829,493       0.0%
    Prim SA                                                          5,102       46,888       0.0%
#*  Promotora de Informaciones SA Class A                          203,758    1,411,716       0.0%
    Prosegur Cia de Seguridad SA                                   426,377    3,091,744       0.0%
#*  Quabit Inmobiliaria SA                                          50,765      101,296       0.0%
*   Realia Business SA                                             287,785      278,327       0.0%
    Red Electrica Corp. SA                                         375,200    7,816,343       0.1%
    Repsol SA                                                      798,317   11,146,490       0.1%
    Repsol SA Sponsored ADR                                        311,332    4,361,765       0.0%
#   Sacyr SA                                                     1,736,784    3,959,777       0.0%
    Saeta Yield SA                                                  18,094      174,660       0.0%
#*  Solaria Energia y Medio Ambiente SA                             34,875       31,513       0.0%
#*  Talgo SA                                                        42,528      197,490       0.0%
    Tecnicas Reunidas SA                                            59,363    2,221,134       0.0%
    Tecnocom Telecomunicaciones y Energia SA                        73,290      258,614       0.0%
    Telefonica SA                                                1,439,541   14,626,605       0.1%
    Telefonica SA Sponsored ADR                                    228,448    2,316,463       0.0%
    Tubacex SA                                                     429,266    1,276,405       0.0%
#*  Tubos Reunidos SA                                              524,311      487,992       0.0%
    Vidrala SA                                                      38,820    2,217,760       0.0%
    Viscofan SA                                                     88,537    4,168,461       0.0%
#*  Vocento SA                                                      61,660       82,459       0.0%
    Zardoya Otis SA                                                266,358    2,243,295       0.0%
                                                                           ------------       ---
TOTAL SPAIN                                                                 403,572,130       2.4%
                                                                           ------------       ---

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (2.6%)
    AAK AB                                                          70,604 $ 4,662,349       0.0%
    Acando AB                                                      316,924     811,503       0.0%
*   AddLife AB                                                      17,068     263,783       0.0%
    AddTech AB Class B                                              52,562     747,631       0.0%
    AF AB Class B                                                  141,615   2,591,751       0.0%
    Alfa Laval AB                                                  226,195   3,245,145       0.0%
#*  Arcam AB                                                        25,834     850,603       0.0%
*   Arise AB                                                         1,101       2,440       0.0%
    Assa Abloy AB Class B                                          643,444  11,693,590       0.1%
#   Atlas Copco AB Class A                                         157,214   4,605,595       0.0%
    Atlas Copco AB Class B                                         135,572   3,541,220       0.0%
    Atrium Ljungberg AB Class B                                     65,421   1,016,322       0.0%
    Avanza Bank Holding AB                                          46,097   1,742,585       0.0%
    Axfood AB                                                      136,432   2,132,150       0.0%
    B&B Tools AB Class B                                            60,318   1,343,077       0.0%
*   BE Group AB                                                      1,386       5,785       0.0%
    Beijer Alma AB                                                  28,815     665,646       0.0%
    Beijer Electronics AB                                            2,424      10,525       0.0%
    Beijer Ref AB                                                   11,401     266,879       0.0%
    Betsson AB                                                     308,271   2,975,714       0.0%
    Bilia AB Class A                                               170,680   4,069,668       0.0%
    BillerudKorsnas AB                                             574,211   9,429,371       0.1%
    BioGaia AB Class B                                              23,045     704,353       0.0%
    Biotage AB                                                      77,540     375,781       0.0%
    Bjorn Borg AB                                                   61,779     274,972       0.0%
    Boliden AB                                                     992,847  23,010,657       0.2%
*   Bonava AB                                                        9,140     110,669       0.0%
*   Bonava AB Class B                                              220,402   2,723,232       0.0%
    Bulten AB                                                       79,783     797,867       0.0%
    Bure Equity AB                                                 233,018   2,553,111       0.0%
#   Byggmax Group AB                                               253,048   1,666,869       0.0%
    Castellum AB                                                   492,426   6,672,361       0.1%
    Catena AB                                                          500       7,295       0.0%
    Clas Ohlson AB Class B                                         116,768   1,648,457       0.0%
    Cloetta AB Class B                                             497,796   1,763,789       0.0%
    Com Hem Holding AB                                              43,184     388,612       0.0%
    Concentric AB                                                  140,556   1,671,578       0.0%
#   Concordia Maritime AB Class B                                   86,745     152,566       0.0%
    Dios Fastigheter AB                                            125,600     836,420       0.0%
#*  Doro AB                                                         75,853     483,052       0.0%
    Duni AB                                                        107,093   1,424,526       0.0%
    Dustin Group AB                                                  6,386      43,537       0.0%
    East Capital Explorer AB                                        52,488     348,820       0.0%
    Elanders AB Class B                                              3,541      43,023       0.0%
    Electrolux AB Series B                                         249,193   5,897,983       0.1%
    Elekta AB Class B                                              559,258   4,848,949       0.0%
    Eltel AB                                                         2,534      15,724       0.0%
    Enea AB                                                         36,872     330,471       0.0%
#*  Eniro AB                                                     1,094,983      34,020       0.0%
    Fabege AB                                                      299,406   5,056,795       0.0%
    Fagerhult AB                                                     9,187     234,046       0.0%
*   Fastighets AB Balder Class B                                   115,403   2,621,207       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
#   Fenix Outdoor International AG                                     890 $    59,109       0.0%
#*  Fingerprint Cards AB Class B                                   359,570   3,482,307       0.0%
    Getinge AB Class B                                             337,295   5,523,370       0.0%
    Granges AB                                                      17,854     173,497       0.0%
    Gunnebo AB                                                     140,490     651,202       0.0%
    Haldex AB                                                      275,841   3,553,078       0.0%
    Hemfosa Fastigheter AB                                         287,949   2,707,388       0.0%
    Hennes & Mauritz AB Class B                                    226,225   6,362,047       0.1%
    Hexagon AB Class B                                             206,207   7,215,609       0.1%
#   Hexpol AB                                                      597,878   4,913,501       0.0%
    HIQ International AB                                           221,247   1,377,176       0.0%
    Hoist Finance AB                                                 6,985      62,997       0.0%
    Holmen AB Class B                                              213,902   7,318,808       0.1%
    Hufvudstaden AB Class A                                        187,149   2,896,593       0.0%
    Husqvarna AB Class A                                           104,942     787,614       0.0%
#   Husqvarna AB Class B                                         1,136,601   8,545,166       0.1%
#   ICA Gruppen AB                                                 127,963   3,972,569       0.0%
    Indutrade AB                                                   163,410   3,039,491       0.0%
#   Intrum Justitia AB                                             166,808   5,143,104       0.0%
    Inwido AB                                                        8,928      97,565       0.0%
    ITAB Shop Concept AB Class B                                    19,128     148,534       0.0%
    JM AB                                                          309,802   8,919,000       0.1%
    KappAhl AB                                                     280,425   1,462,266       0.0%
#*  Karo Pharma AB                                                  41,189     146,097       0.0%
*   Karolinska Development AB Class B                                2,619       1,596       0.0%
    Klovern AB Class B                                           1,190,234   1,255,566       0.0%
    KNOW IT AB                                                      32,822     293,558       0.0%
    Kungsleden AB                                                  403,430   2,543,757       0.0%
    Lagercrantz Group AB Class B                                    89,091     818,267       0.0%
    Lifco AB Class B                                                 2,978      75,349       0.0%
    Lindab International AB                                        246,141   2,107,818       0.0%
    Loomis AB Class B                                              251,864   7,159,314       0.1%
*   Lundin Petroleum AB                                            190,325   3,421,144       0.0%
#*  Medivir AB Class B                                             122,667     899,492       0.0%
#   Mekonomen AB                                                    82,737   1,470,836       0.0%
    Millicom International Cellular SA                             107,864   4,739,195       0.0%
    Modern Times Group MTG AB Class B                              182,258   4,905,199       0.0%
    MQ Holding AB                                                  148,055     556,799       0.0%
#   Mycronic AB                                                    245,286   2,560,232       0.0%
    NCC AB Class B                                                 216,791   5,509,091       0.0%
    Nederman Holding AB                                                402       8,398       0.0%
#*  Net Insight AB Class B                                         788,687     588,697       0.0%
    NetEnt AB                                                      282,756   2,228,079       0.0%
    New Wave Group AB Class B                                      219,249   1,213,759       0.0%
    Nibe Industrier AB Class B                                     734,680   5,464,734       0.0%
    Nobia AB                                                       404,733   3,527,703       0.0%
    Nolato AB Class B                                              129,208   3,704,832       0.0%
    Nordea Bank AB                                               1,594,437  16,756,138       0.1%
#   Nordnet AB Class B                                             248,642   1,021,270       0.0%
    OEM International AB Class B                                     9,558     146,637       0.0%
    Opus Group AB                                                  385,292     283,526       0.0%
*   Oriflame Holding AG                                             43,616   1,602,427       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
    Pandox AB                                                          708 $    11,234       0.0%
    Peab AB                                                        685,317   5,812,194       0.0%
    Pricer AB Class B                                              475,277     497,965       0.0%
    Proact IT Group AB                                              20,031     309,140       0.0%
    Probi AB(B04FH87)                                                5,150     230,993       0.0%
*   Probi AB(BDB5DL6)                                                  989      44,347       0.0%
#*  Qliro Group AB                                                 164,137     169,750       0.0%
    Ratos AB Class B                                               885,665   3,639,892       0.0%
#   RaySearch Laboratories AB                                       26,902     595,047       0.0%
#   Recipharm AB Class B                                             3,510      51,140       0.0%
    Rezidor Hotel Group AB                                         200,894     819,695       0.0%
    Saab AB Class B                                                199,543   7,067,339       0.1%
#   Sagax AB Class B                                                35,449     312,807       0.0%
    Sandvik AB                                                     692,087   7,863,083       0.1%
#*  SAS AB                                                         667,933   1,131,124       0.0%
    Scandi Standard AB                                              95,394     667,369       0.0%
    Securitas AB Class B                                           591,477   9,128,782       0.1%
    Semcon AB                                                       30,332     156,971       0.0%
    Skandinaviska Enskilda Banken AB Class A                       879,823   8,874,237       0.1%
#   Skandinaviska Enskilda Banken AB Class C                        13,293     134,630       0.0%
    Skanska AB Class B                                             449,043   9,751,669       0.1%
#   SKF AB Class A                                                  19,022     322,849       0.0%
    SKF AB Class B                                                 522,799   8,855,143       0.1%
    SkiStar AB                                                      48,433     744,606       0.0%
#*  SSAB AB Class A(BPRBWK4)                                        89,315     284,105       0.0%
#*  SSAB AB Class A(B17H0S8)                                       825,024   2,616,723       0.0%
*   SSAB AB Class B(B17H3F6)                                     1,853,436   4,919,269       0.0%
#*  SSAB AB Class B(BPRBWM6)                                       505,629   1,343,289       0.0%
    Svenska Cellulosa AB SCA Class A                                29,899     847,124       0.0%
    Svenska Cellulosa AB SCA Class B                               641,105  18,157,891       0.1%
    Svenska Handelsbanken AB Class A                               788,712  10,752,609       0.1%
    Svenska Handelsbanken AB Class B                                22,236     298,662       0.0%
    Sweco AB Class B                                               104,947   2,105,461       0.0%
    Swedbank AB Class A                                            515,394  12,059,816       0.1%
    Swedish Match AB                                               232,196   8,080,446       0.1%
    Systemair AB                                                     4,331      55,645       0.0%
    Tele2 AB Class B                                               998,350   8,243,906       0.1%
#   Telefonaktiebolaget LM Ericsson Class A                         49,162     265,585       0.0%
    Telefonaktiebolaget LM Ericsson Class B                      1,509,063   7,320,253       0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                  527,787   2,570,323       0.0%
    Telia Co AB                                                  2,724,804  10,885,186       0.1%
    Thule Group AB (The)                                            41,074     634,037       0.0%
    Transcom Worldwide AB                                            1,110       7,970       0.0%
    Trelleborg AB Class B                                          551,696   9,629,795       0.1%
#   Unibet Group P.L.C.                                            465,720   4,112,994       0.0%
    Victoria Park AB Class B                                       167,058     412,644       0.0%
    Vitrolife AB                                                    29,523   1,527,359       0.0%
    Volvo AB Class A                                               243,018   2,600,403       0.0%
    Volvo AB Class B                                             1,333,823  14,306,443       0.1%
    Wallenstam AB Class B                                          386,226   2,974,958       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB                                       159,839 $  3,098,048       0.0%
                                                                           ------------       ---
TOTAL SWEDEN                                                                474,138,525       2.8%
                                                                           ------------       ---
SWITZERLAND -- (6.0%)
    ABB, Ltd.                                                    1,450,592   29,926,319       0.2%
#   ABB, Ltd. Sponsored ADR                                        431,204    8,904,363       0.1%
    Actelion, Ltd.                                                  97,707   14,118,253       0.1%
    Adecco Group AG                                                234,015   13,895,799       0.1%
#*  AFG Arbonia-Forster Holding AG                                 169,156    2,537,961       0.0%
    Allreal Holding AG                                              42,035    6,186,419       0.1%
*   Alpiq Holding AG                                                 8,099      752,133       0.0%
#   ALSO Holding AG                                                  2,281      208,911       0.0%
    ams AG                                                         208,193    5,829,615       0.0%
    APG SGA SA                                                       1,864      778,966       0.0%
    Aryzta AG                                                      243,308   10,691,306       0.1%
    Ascom Holding AG                                               138,303    2,368,281       0.0%
    Autoneum Holding AG                                             11,737    3,105,828       0.0%
    Bachem Holding AG Class B                                        8,585      764,621       0.0%
    Baloise Holding AG                                             157,761   19,409,258       0.1%
    Bank Coop AG                                                     6,201      262,599       0.0%
    Banque Cantonale de Geneve                                       1,300      384,199       0.0%
    Banque Cantonale Vaudoise                                       11,728    7,367,981       0.1%
    Barry Callebaut AG                                               6,439    8,018,626       0.1%
#   Basler Kantonalbank                                              6,402      433,275       0.0%
    Belimo Holding AG                                                  852    2,601,202       0.0%
    Bell AG                                                          2,165      926,320       0.0%
    Bellevue Group AG                                               26,403      396,549       0.0%
#   Berner Kantonalbank AG                                           6,872    1,247,514       0.0%
#   BKW AG                                                          27,797    1,293,258       0.0%
    Bobst Group SA                                                  37,219    2,048,430       0.0%
    Bossard Holding AG Class A                                      27,272    3,885,136       0.0%
    Bucher Industries AG                                            25,527    5,670,971       0.0%
    Burckhardt Compression Holding AG                                7,696    2,231,193       0.0%
    Burkhalter Holding AG                                            6,429      823,295       0.0%
    Calida Holding AG                                                4,035      140,317       0.0%
    Carlo Gavazzi Holding AG                                           221       54,543       0.0%
    Cembra Money Bank AG                                            81,765    6,249,512       0.1%
    Cham Paper Holding AG                                                5        1,592       0.0%
#*  Charles Voegele Holding AG                                      27,015      172,206       0.0%
    Chocoladefabriken Lindt & Spruengli AG                              43    2,667,228       0.0%
#   Cie Financiere Richemont SA                                    372,650   23,957,622       0.2%
    Cie Financiere Tradition SA                                      2,007      159,017       0.0%
    Clariant AG                                                  1,141,868   18,908,713       0.1%
    Coltene Holding AG                                              10,958      781,510       0.0%
    Conzzeta AG                                                      1,901    1,313,061       0.0%
#   COSMO Pharmaceuticals NV                                         4,650      675,482       0.0%
    Credit Suisse Group AG                                       1,108,038   15,460,203       0.1%
#   Credit Suisse Group AG Sponsored ADR                           383,780    5,334,537       0.0%
    Daetwyler Holding AG                                            20,483    2,805,968       0.0%
    DKSH Holding AG                                                 73,275    5,078,458       0.0%
    dorma+kaba Holding AG Class B                                    6,635    4,610,550       0.0%
*   Dottikon Es Holding AG                                              89       35,883       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWITZERLAND -- (Continued)
*   Dufry AG                                                       109,145 $ 13,278,318       0.1%
    Edmond de Rothschild Suisse SA                                      10      140,074       0.0%
    EFG International AG                                           175,696      947,042       0.0%
    Emmi AG                                                          8,985    5,307,711       0.0%
    EMS-Chemie Holding AG                                            8,963    4,498,934       0.0%
    Energiedienst Holding AG                                         8,178      211,576       0.0%
#*  Evolva Holding SA                                              108,136       45,862       0.0%
    Feintool International Holding AG                                3,445      400,870       0.0%
    Flughafen Zuerich AG                                            76,265   14,019,334       0.1%
    Forbo Holding AG                                                 3,264    4,160,870       0.0%
    Galenica AG                                                     13,882   13,918,318       0.1%
    GAM Holding AG                                                 518,234    5,019,907       0.0%
*   Gategroup Holding AG                                           123,655    6,505,265       0.1%
    Geberit AG                                                      26,707   11,290,907       0.1%
    Georg Fischer AG                                                14,402   12,768,749       0.1%
    Givaudan SA                                                      5,549   10,732,142       0.1%
    Gurit Holding AG                                                 1,907    1,614,046       0.0%
    Helvetia Holding AG                                             27,292   14,199,052       0.1%
#   HOCHDORF Holding AG                                              1,352      376,073       0.0%
    Huber & Suhner AG                                               23,166    1,348,934       0.0%
    Implenia AG                                                     49,850    3,338,710       0.0%
    Inficon Holding AG                                               6,140    2,204,969       0.0%
    Interroll Holding AG                                             1,751    1,911,247       0.0%
    Intershop Holding AG                                             3,132    1,599,474       0.0%
    Julius Baer Group, Ltd.                                        376,644   15,247,141       0.1%
    Kardex AG                                                       30,344    2,598,046       0.0%
    Komax Holding AG                                                13,340    3,212,475       0.0%
    Kudelski SA                                                    180,747    3,116,218       0.0%
    Kuehne + Nagel International AG                                 24,719    3,350,464       0.0%
    LafargeHolcim, Ltd.(BZ3DNX4)                                   170,271    9,094,025       0.1%
    LafargeHolcim, Ltd.(7110753)                                   274,872   14,661,868       0.1%
*   Lastminute.com NV                                                3,598       51,301       0.0%
    LEM Holding SA                                                   2,543    2,837,787       0.0%
    Liechtensteinische Landesbank AG                                10,184      411,656       0.0%
#*  LifeWatch AG                                                    13,515      127,023       0.0%
#   Logitech International SA(H50430232)                           145,411    3,526,217       0.0%
#   Logitech International SA(B18ZRK2)                             342,549    8,285,057       0.1%
    Lonza Group AG                                                 142,094   26,813,379       0.2%
    Luzerner Kantonalbank AG                                         6,566    2,551,469       0.0%
    MCH Group AG                                                        56        3,764       0.0%
    Metall Zug AG                                                      458    1,471,720       0.0%
#*  Meyer Burger Technology AG                                     318,317    1,040,139       0.0%
    Mikron Holding AG                                               48,480      312,588       0.0%
#   Mobilezone Holding AG                                           62,772      932,708       0.0%
    Mobimo Holding AG                                               22,533    5,421,841       0.0%
    Nestle SA                                                    2,417,067  175,270,877       1.0%
    Novartis AG                                                    325,241   23,081,567       0.1%
    Novartis AG Sponsored ADR                                      794,013   56,390,803       0.3%
    OC Oerlikon Corp. AG                                           841,484    7,910,757       0.1%
*   Orascom Development Holding AG                                  15,666       93,898       0.0%
#   Orell Fuessli Holding AG                                           522       63,404       0.0%
    Orior AG                                                        14,471    1,169,934       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG                              19,084 $ 2,475,673       0.0%
    Partners Group Holding AG                                       18,244   9,235,845       0.1%
    Phoenix Mecano AG                                                1,368     700,075       0.0%
    Plazza AG                                                        1,850     439,864       0.0%
    PSP Swiss Property AG                                           83,853   7,503,041       0.1%
    Rieter Holding AG                                               15,515   2,946,450       0.0%
    Roche Holding AG(7108918)                                        5,040   1,171,372       0.0%
    Roche Holding AG(7110388)                                      153,905  35,349,138       0.2%
    Romande Energie Holding SA                                         397     488,414       0.0%
    Schaffner Holding AG                                               758     180,360       0.0%
    Schindler Holding AG                                             7,522   1,392,380       0.0%
*   Schmolz + Bickenbach AG                                      1,530,313   1,003,669       0.0%
    Schweiter Technologies AG                                        3,283   3,536,672       0.0%
    SFS Group AG                                                     3,408     256,756       0.0%
    SGS SA                                                           2,507   5,074,400       0.0%
    Siegfried Holding AG                                            17,160   3,528,793       0.0%
    Sika AG                                                          4,302  20,677,373       0.1%
    Sonova Holding AG                                               85,930  11,524,309       0.1%
    St Galler Kantonalbank AG                                        5,058   1,898,514       0.0%
    Straumann Holding AG                                            14,093   5,287,558       0.0%
    Sulzer AG                                                       66,052   6,504,877       0.1%
    Sunrise Communications Group AG                                 74,445   5,086,476       0.0%
#   Swatch Group AG (The)(7184725)                                  35,948  10,811,608       0.1%
    Swatch Group AG (The)(7184736)                                  45,717   2,635,492       0.0%
    Swiss Life Holding AG                                           85,294  22,571,571       0.1%
    Swiss Prime Site AG                                             87,521   7,258,914       0.1%
    Swiss Re AG                                                    271,435  25,192,346       0.2%
    Swisscom AG                                                     18,979   8,675,736       0.1%
#   Swisscom AG Sponsored ADR                                        5,100     233,478       0.0%
    Swissquote Group Holding SA                                     31,536     896,248       0.0%
    Syngenta AG                                                     92,858  37,158,601       0.2%
    Syngenta AG ADR                                                186,904  15,030,820       0.1%
    Tamedia AG                                                       3,553     580,214       0.0%
    Tecan Group AG                                                  17,333   2,856,140       0.0%
    Temenos Group AG                                               107,910   6,968,991       0.1%
    Thurgauer Kantonalbank                                             357      32,612       0.0%
    u-blox Holding AG                                               13,427   2,538,050       0.0%
    UBS Group AG(BRJL176)                                        1,180,682  16,692,079       0.1%
#*  UBS Group AG(H42097107)                                        309,513   4,354,848       0.0%
    Valiant Holding AG                                              37,372   3,543,164       0.0%
    Valora Holding AG                                               13,490   3,919,696       0.0%
    Vaudoise Assurances Holding SA                                   2,852   1,387,018       0.0%
    Vetropack Holding AG                                               438     718,458       0.0%
*   Von Roll Holding AG                                             80,625      54,641       0.0%
    Vontobel Holding AG                                            108,179   5,297,184       0.0%
    VP Bank AG                                                       1,079     105,922       0.0%
    VZ Holding AG                                                    3,460   1,023,488       0.0%
    Walliser Kantonalbank                                            1,730     131,095       0.0%
    Walter Meier AG                                                  3,375     122,705       0.0%
    Warteck Invest AG                                                   13      24,449       0.0%
    Ypsomed Holding AG                                               3,490     666,390       0.0%
*   Zehnder Group AG                                                31,712   1,317,762       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SWITZERLAND -- (Continued)
    Zug Estates Holding AG Class B                                     203 $      339,171       0.0%
    Zuger Kantonalbank AG                                              153        764,623       0.0%
    Zurich Insurance Group AG                                       97,455     25,509,482       0.2%
                                                                           --------------       ---
TOTAL SWITZERLAND                                                           1,080,036,498       6.4%
                                                                           --------------       ---
UNITED KINGDOM -- (14.3%)
    3i Group P.L.C.                                              1,557,867     12,770,149       0.1%
    4imprint Group P.L.C.                                            1,908         38,517       0.0%
    888 Holdings P.L.C.                                          1,027,066      2,735,237       0.0%
    A.G. Barr P.L.C.                                               159,526        919,625       0.0%
    AA P.L.C.                                                      346,793      1,084,646       0.0%
    Aberdeen Asset Management P.L.C.                             2,819,338     11,028,209       0.1%
    Acacia Mining P.L.C.                                           667,136      4,235,685       0.0%
    Acal P.L.C.                                                    129,332        365,142       0.0%
    Admiral Group P.L.C.                                           263,267      6,168,130       0.0%
#*  Afren P.L.C.                                                 2,504,224             --       0.0%
    Aggreko P.L.C.                                                 829,118      8,106,744       0.1%
    Air Partner P.L.C.                                               5,658         32,891       0.0%
*   Aldermore Group P.L.C.                                          10,475         22,126       0.0%
*   Alizyme P.L.C.                                                  42,517             --       0.0%
    Alumasc Group P.L.C. (The)                                       8,807         16,014       0.0%
    Amec Foster Wheeler P.L.C.                                   1,018,823      5,558,610       0.0%
*   Anglo American P.L.C.                                        1,398,924     19,415,952       0.1%
    Anglo Pacific Group P.L.C.                                     471,466        711,746       0.0%
    Anglo-Eastern Plantations P.L.C.                                 8,036         54,142       0.0%
#   Antofagasta P.L.C.                                           1,230,824      8,186,287       0.1%
    Arrow Global Group P.L.C.                                      109,405        400,528       0.0%
#   Ashmore Group P.L.C.                                         1,085,971      4,663,764       0.0%
    Ashtead Group P.L.C.                                         1,005,461     15,666,608       0.1%
    Associated British Foods P.L.C.                                247,224      7,436,257       0.1%
    AstraZeneca P.L.C.                                               5,511        308,589       0.0%
#   AstraZeneca P.L.C. Sponsored ADR                               981,542     27,797,269       0.2%
    Auto Trader Group P.L.C.                                     1,062,246      4,866,651       0.0%
    AVEVA Group P.L.C.                                             106,418      2,396,072       0.0%
    Aviva P.L.C.                                                 5,302,684     28,734,052       0.2%
#   Aviva P.L.C. Sponsored ADR                                      18,627        203,407       0.0%
    Avon Rubber P.L.C.                                              15,166        184,038       0.0%
    B&M European Value Retail SA                                   408,963      1,174,124       0.0%
    Babcock International Group P.L.C.                           1,301,942     15,737,664       0.1%
    BAE Systems P.L.C.                                           2,858,737     18,941,289       0.1%
    Balfour Beatty P.L.C.                                        2,556,771      8,476,989       0.1%
    Barclays P.L.C.                                                233,484        540,937       0.0%
    Barclays P.L.C. Sponsored ADR                                2,058,335     18,977,849       0.1%
    Barratt Developments P.L.C.                                  2,119,731     11,754,826       0.1%
    BBA Aviation P.L.C.                                          2,603,238      8,231,510       0.1%
    Beazley P.L.C.                                               1,937,534      8,627,021       0.1%
    Bellway P.L.C.                                                 476,490     13,788,774       0.1%
    Berendsen P.L.C.                                               771,074      9,099,501       0.1%
    Berkeley Group Holdings P.L.C.                                 374,570     10,803,125       0.1%
    BGEO Group P.L.C.                                               48,173      1,740,548       0.0%
    BHP Billiton P.L.C.                                            387,667      5,829,373       0.0%
    BHP Billiton P.L.C. ADR                                        721,817     21,827,746       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Bloomsbury Publishing P.L.C.                                    58,768 $   108,934       0.0%
    Bodycote P.L.C.                                                718,062   5,204,074       0.0%
    Booker Group P.L.C.                                          4,898,275  10,743,196       0.1%
    Bovis Homes Group P.L.C.                                       478,958   4,434,552       0.0%
    BP P.L.C.                                                    4,977,533  29,425,703       0.2%
    BP P.L.C. Sponsored ADR                                      2,592,381  92,159,153       0.6%
    Braemar Shipping Services P.L.C.                                13,650      52,627       0.0%
    Brammer P.L.C.                                                 115,258     146,986       0.0%
    Brewin Dolphin Holdings P.L.C.                                 760,873   2,420,687       0.0%
    British American Tobacco P.L.C.                                149,582   8,572,983       0.1%
#   British American Tobacco P.L.C. Sponsored ADR                  143,857  16,527,731       0.1%
    Britvic P.L.C.                                                 579,626   3,932,607       0.0%
    BT Group P.L.C.                                              1,441,822   6,618,018       0.0%
    BT Group P.L.C. Sponsored ADR                                  272,564   6,307,131       0.0%
*   BTG P.L.C.                                                     460,527   3,705,848       0.0%
    Bunzl P.L.C.                                                   260,578   6,995,823       0.1%
    Burberry Group P.L.C.                                          430,042   7,755,838       0.1%
*   Cairn Energy P.L.C.                                          1,602,929   3,985,139       0.0%
    Cambian Group P.L.C.                                            24,457      36,643       0.0%
    Cape P.L.C.                                                    418,451   1,064,583       0.0%
    Capita P.L.C.                                                  309,173   2,213,030       0.0%
#   Capital & Counties Properties P.L.C.                         1,145,231   4,038,458       0.0%
    Carclo P.L.C.                                                   26,730      39,792       0.0%
    Card Factory P.L.C.                                             69,593     216,263       0.0%
    Carillion P.L.C.                                             1,515,057   4,642,794       0.0%
    Carnival P.L.C.                                                 43,538   2,099,964       0.0%
#   Carnival P.L.C. ADR                                            123,375   6,029,336       0.0%
*   Carpetright P.L.C.                                               1,362       3,273       0.0%
    Carr's Group P.L.C.                                             26,720      45,840       0.0%
    Castings P.L.C.                                                 57,646     305,146       0.0%
    Centamin P.L.C.                                              4,787,915   9,273,655       0.1%
    Centaur Media P.L.C.                                            79,311      43,007       0.0%
    Centrica P.L.C.                                              4,684,758  12,270,576       0.1%
    Charles Stanley Group P.L.C.                                     6,583      20,973       0.0%
    Charles Taylor P.L.C.                                           16,780      61,382       0.0%
*   Chemring Group P.L.C.                                          801,352   1,421,808       0.0%
    Chesnara P.L.C.                                                211,287     823,214       0.0%
    Cineworld Group P.L.C.                                         747,498   4,936,017       0.0%
*   Circassia Pharmaceuticals P.L.C.                                22,758      22,629       0.0%
#   Clarkson P.L.C.                                                  8,308     197,897       0.0%
    Close Brothers Group P.L.C.                                    484,194   7,857,201       0.1%
*   CLS Holdings P.L.C.                                              1,491      28,352       0.0%
    Cobham P.L.C.                                                4,799,311   8,373,589       0.1%
    Coca-Cola HBC AG                                               415,356   8,963,343       0.1%
    Communisis P.L.C.                                              732,025     322,548       0.0%
    Compass Group P.L.C.                                           781,154  14,134,421       0.1%
    Computacenter P.L.C.                                           239,860   2,131,830       0.0%
    Connect Group P.L.C.                                           338,316     567,648       0.0%
    Consort Medical P.L.C.                                          74,908   1,047,349       0.0%
    Costain Group P.L.C.                                           173,255     784,765       0.0%
    Countrywide P.L.C.                                              82,670     181,404       0.0%
    Cranswick P.L.C.                                               125,623   3,256,207       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Crest Nicholson Holdings P.L.C.                                400,954 $ 1,992,775       0.0%
    Creston P.L.C.                                                  18,283      22,821       0.0%
    Croda International P.L.C.                                     234,315  10,020,420       0.1%
#*  CYBG P.L.C.                                                    412,476   1,346,795       0.0%
    Daejan Holdings P.L.C.                                           3,373     224,652       0.0%
    Daily Mail & General Trust P.L.C. Class A                      902,820   8,286,657       0.1%
    Dairy Crest Group P.L.C.                                       516,538   3,854,950       0.0%
    DCC P.L.C.                                                     161,768  13,161,357       0.1%
    De La Rue P.L.C.                                               333,155   2,333,360       0.0%
    Debenhams P.L.C.                                             3,980,152   2,613,984       0.0%
    Dechra Pharmaceuticals P.L.C.                                  186,882   3,075,458       0.0%
    Devro P.L.C.                                                   601,156   1,670,800       0.0%
    Diageo P.L.C.                                                   41,007   1,091,464       0.0%
#   Diageo P.L.C. Sponsored ADR                                    137,186  14,751,611       0.1%
#*  Dialight P.L.C.                                                 13,416     114,794       0.0%
    Dignity P.L.C.                                                 130,121   4,220,040       0.0%
    Diploma P.L.C.                                                 367,305   4,209,230       0.0%
    Direct Line Insurance Group P.L.C.                           3,594,118  15,205,175       0.1%
    Dixons Carphone P.L.C.                                       1,960,250   7,536,345       0.1%
    Domino's Pizza Group P.L.C.                                    937,939   3,899,838       0.0%
    Drax Group P.L.C.                                              930,937   3,607,032       0.0%
    DS Smith P.L.C.                                              3,209,876  15,651,977       0.1%
    Dunelm Group P.L.C.                                            139,540   1,292,298       0.0%
*   Dyson Group P.L.C                                                3,999          64       0.0%
    E2V Technologies P.L.C.                                         92,393     244,624       0.0%
#   easyJet P.L.C.                                                 255,111   2,925,500       0.0%
    Electrocomponents P.L.C.                                     1,728,656   7,875,208       0.1%
    Elementis P.L.C.                                             1,910,811   5,572,833       0.0%
#*  EnQuest P.L.C.(B635TG2)                                      3,620,435   1,193,579       0.0%
*   EnQuest P.L.C.(BYM5538)                                      1,609,079      78,781       0.0%
*   Enterprise Inns P.L.C.                                       1,737,082   1,959,979       0.0%
    Entertainment One, Ltd.                                         19,170      54,493       0.0%
    Essentra P.L.C.                                                730,655   4,554,005       0.0%
    esure Group P.L.C.                                             408,306   1,356,755       0.0%
    Euromoney Institutional Investor P.L.C.                         70,081     893,446       0.0%
*   Evraz P.L.C.                                                 1,217,869   3,053,443       0.0%
    Experian P.L.C.                                                686,452  13,196,720       0.1%
    FDM Group Holdings P.L.C.                                        1,388       9,999       0.0%
    Fenner P.L.C.                                                  585,244   1,568,423       0.0%
*   Ferrexpo P.L.C.                                                798,779     983,176       0.0%
    Fidessa Group P.L.C.                                            83,510   2,511,264       0.0%
*   Findel P.L.C.                                                   63,044     163,454       0.0%
*   Firstgroup P.L.C.                                            2,942,304   3,941,046       0.0%
*   Flybe Group P.L.C.                                              26,683      11,964       0.0%
    Foxtons Group P.L.C.                                            93,014     121,833       0.0%
    Fresnillo P.L.C.                                               207,353   4,171,772       0.0%
    Fuller Smith & Turner P.L.C. Class A                            40,964     522,129       0.0%
*   Future P.L.C.                                                  361,156      37,992       0.0%
    G4S P.L.C.                                                   4,073,129  10,940,912       0.1%
    Galliford Try P.L.C.                                           252,717   3,788,504       0.0%
    Games Workshop Group P.L.C.                                      7,668      53,389       0.0%
    Gem Diamonds, Ltd.                                             356,386     506,667       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Genus P.L.C.                                                   125,140 $ 2,874,146       0.0%
    GKN P.L.C.                                                   4,539,067  17,701,546       0.1%
    GlaxoSmithKline P.L.C.                                         104,177   2,057,947       0.0%
#   GlaxoSmithKline P.L.C. Sponsored ADR                           560,985  22,445,010       0.1%
*   Glencore P.L.C.                                              9,379,540  28,711,765       0.2%
    Go-Ahead Group P.L.C.                                           78,336   1,986,850       0.0%
    Goodwin P.L.C.                                                      40         994       0.0%
    Grafton Group P.L.C.                                           397,217   2,412,685       0.0%
    Grainger P.L.C.                                                593,013   1,605,373       0.0%
    Greencore Group P.L.C.                                       1,664,485   6,716,864       0.0%
    Greene King P.L.C.                                           1,103,704   9,873,131       0.1%
    Greggs P.L.C.                                                  427,388   4,995,558       0.0%
    GVC Holdings P.L.C.                                            456,373   3,888,088       0.0%
    Halfords Group P.L.C.                                          860,044   3,575,438       0.0%
    Halma P.L.C.                                                 1,396,475  17,877,548       0.1%
    Hargreaves Lansdown P.L.C.                                     305,977   4,337,730       0.0%
    Harvey Nash Group P.L.C.                                        28,747      19,902       0.0%
    Hays P.L.C.                                                  4,108,372   6,861,995       0.0%
    Headlam Group P.L.C.                                           104,668     631,110       0.0%
    Helical P.L.C.                                                 350,378   1,134,043       0.0%
    Henderson Group P.L.C.                                       3,197,095   9,045,712       0.1%
    Henry Boot P.L.C.                                               54,535     130,730       0.0%
    Hikma Pharmaceuticals P.L.C.                                   314,409   6,743,544       0.0%
    Hill & Smith Holdings P.L.C.                                   233,127   2,868,093       0.0%
    Hilton Food Group P.L.C.                                         1,517      11,232       0.0%
    Hiscox, Ltd.                                                 1,075,791  13,433,202       0.1%
    Hochschild Mining P.L.C.                                       745,498   2,430,175       0.0%
    Hogg Robinson Group P.L.C.                                     159,073     137,908       0.0%
    HomeServe P.L.C.                                               854,040   6,376,211       0.0%
    Howden Joinery Group P.L.C.                                  1,378,559   6,312,623       0.0%
#   HSBC Holdings P.L.C. Sponsored ADR                           1,960,952  73,790,624       0.4%
    Hunting P.L.C.                                                 506,360   3,111,895       0.0%
    Huntsworth P.L.C.                                              265,818     135,298       0.0%
    ICAP P.L.C.                                                  1,695,437  10,053,023       0.1%
    IG Group Holdings P.L.C.                                     1,334,170  13,472,708       0.1%
#*  Imagination Technologies Group P.L.C.                          489,475   1,353,575       0.0%
    IMI P.L.C.                                                     809,847   9,836,797       0.1%
    Imperial Brands P.L.C.                                         378,719  18,319,328       0.1%
    Imperial Brands P.L.C. Sponsored ADR                            25,186   1,217,743       0.0%
    Inchcape P.L.C.                                              1,571,505  12,494,587       0.1%
    Indivior P.L.C.                                              1,199,953   4,608,649       0.0%
    Informa P.L.C.                                               2,361,112  19,425,101       0.1%
    Inmarsat P.L.C.                                              1,012,319   8,683,726       0.1%
    InterContinental Hotels Group P.L.C.                           128,528   4,982,868       0.0%
#   InterContinental Hotels Group P.L.C. ADR                        87,299   3,443,946       0.0%
    Intermediate Capital Group P.L.C.                              119,834     887,625       0.0%
    International Consolidated Airlines Group SA(B5282K0)          273,681   1,450,261       0.0%
    International Consolidated Airlines Group SA(B5M6XQ7)        1,443,614   7,655,263       0.1%
#   International Consolidated Airlines Group SA Sponsored ADR      29,725     314,045       0.0%
*   International Ferro Metals, Ltd.                                20,587          43       0.0%
    International Personal Finance P.L.C.                           54,945     197,911       0.0%
    Interserve P.L.C.                                              384,936   1,599,255       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Intertek Group P.L.C.                                           327,922 $13,681,591       0.1%
    Investec P.L.C.                                               1,325,792   8,228,115       0.1%
*   IP Group P.L.C.                                                 178,736     329,580       0.0%
    ITE Group P.L.C.                                                881,946   1,561,699       0.0%
    ITV P.L.C.                                                    2,944,191   6,137,898       0.0%
#   J D Wetherspoon P.L.C.                                          458,962   4,886,361       0.0%
    J Sainsbury P.L.C.                                            4,966,560  15,227,682       0.1%
    James Fisher & Sons P.L.C.                                      102,422   2,026,837       0.0%
    Jardine Lloyd Thompson Group P.L.C.                             246,172   3,100,764       0.0%
    JD Sports Fashion P.L.C.                                        217,624   4,046,145       0.0%
    John Laing Group P.L.C.                                          10,901      36,070       0.0%
    John Menzies P.L.C.                                             328,570   1,999,023       0.0%
    John Wood Group P.L.C.                                        1,021,877   9,604,797       0.1%
    Johnson Matthey P.L.C.                                          561,180  23,391,766       0.1%
    JRP Group P.L.C.                                                178,679     264,290       0.0%
    Jupiter Fund Management P.L.C.                                1,399,131   7,377,025       0.1%
*   Just Eat P.L.C.                                                 334,876   2,300,369       0.0%
*   KAZ Minerals P.L.C.                                           1,279,392   4,468,881       0.0%
    KCOM Group P.L.C.                                             1,347,563   1,942,490       0.0%
    Keller Group P.L.C.                                             224,992   1,872,926       0.0%
    Kier Group P.L.C.                                               301,836   5,019,375       0.0%
    Kingfisher P.L.C.                                             3,250,756  14,359,950       0.1%
    Ladbrokes P.L.C.                                              1,972,528   3,220,461       0.0%
    Laird P.L.C.                                                    825,927   1,463,001       0.0%
*   Lamprell P.L.C.                                                 633,715     569,438       0.0%
    Lancashire Holdings, Ltd.                                       589,569   5,027,427       0.0%
    Laura Ashley Holdings P.L.C.                                    224,765      53,679       0.0%
    Lavendon Group P.L.C.                                           239,317     362,506       0.0%
    Legal & General Group P.L.C.                                  7,662,031  19,601,416       0.1%
*   Liberty Global P.L.C. Class A                                   115,018   3,749,587       0.0%
*   Liberty Global P.L.C. Series C                                  281,606   8,955,071       0.1%
*   Liberty Global P.L.C. LiLAC Class A                              15,722     434,556       0.0%
*   Liberty Global P.L.C. LiLAC Class C                              38,496   1,064,029       0.0%
    Lloyds Banking Group P.L.C.                                  46,732,230  32,634,191       0.2%
#   Lloyds Banking Group P.L.C. ADR                               1,209,083   3,409,614       0.0%
    London Stock Exchange Group P.L.C.                              342,457  11,762,898       0.1%
*   Lonmin P.L.C.                                                   493,178   1,149,910       0.0%
    Lookers P.L.C.                                                  712,461     898,782       0.0%
    Low & Bonar P.L.C.                                              135,064     116,751       0.0%
    LSL Property Services P.L.C.                                     21,370      50,708       0.0%
    Man Group P.L.C.                                              4,412,547   6,727,091       0.0%
*   Management Consulting Group P.L.C.                              265,588      67,411       0.0%
    Marks & Spencer Group P.L.C.                                  2,636,973  10,971,883       0.1%
    Marshalls P.L.C.                                                337,329   1,132,836       0.0%
    Marston's P.L.C.                                              2,087,542   3,414,458       0.0%
    McBride P.L.C.                                                  486,037   1,120,092       0.0%
    Mears Group P.L.C.                                              126,840     699,858       0.0%
    Mediclinic International P.L.C.                                 198,714   2,203,378       0.0%
    Meggitt P.L.C.                                                1,900,080  10,108,340       0.1%
    Melrose Industries P.L.C.                                     6,986,643  14,418,288       0.1%
    Merlin Entertainments P.L.C.                                    638,815   3,600,241       0.0%
#   Micro Focus International P.L.C.                                391,619  10,254,739       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Millennium & Copthorne Hotels P.L.C.                           408,380 $ 2,239,339       0.0%
    Mitchells & Butlers P.L.C.                                     713,996   2,433,484       0.0%
    Mitie Group P.L.C.                                           1,737,105   4,464,249       0.0%
    MJ Gleeson P.L.C.                                               19,478     121,417       0.0%
    Mondi P.L.C.                                                   690,162  13,468,880       0.1%
    Moneysupermarket.com Group P.L.C.                            1,040,677   3,332,057       0.0%
    Morgan Advanced Materials P.L.C.                               966,181   3,217,345       0.0%
    Morgan Sindall Group P.L.C.                                     55,371     487,850       0.0%
*   Mothercare P.L.C.                                              323,996     425,050       0.0%
    N Brown Group P.L.C.                                           445,277   1,039,717       0.0%
    National Express Group P.L.C.                                1,538,029   6,909,305       0.1%
    National Grid P.L.C.                                            14,459     188,079       0.0%
    National Grid P.L.C. Sponsored ADR                             167,434  10,953,531       0.1%
    NCC Group P.L.C.                                                95,153     220,987       0.0%
*   New World Resources P.L.C. Class A                              46,188          98       0.0%
    Next P.L.C.                                                     86,719   5,102,009       0.0%
    Northgate P.L.C.                                               513,828   2,638,756       0.0%
    Novae Group P.L.C.                                              95,426     942,588       0.0%
#*  Ocado Group P.L.C.                                             616,776   2,072,218       0.0%
    Old Mutual P.L.C.                                            5,568,574  13,698,345       0.1%
    OneSavings Bank P.L.C.                                          35,978     127,506       0.0%
*   Ophir Energy P.L.C.                                          1,281,434   1,081,885       0.0%
    Oxford Instruments P.L.C.                                       93,613     774,454       0.0%
    Pagegroup P.L.C.                                               884,862   3,918,141       0.0%
    Paragon Group of Cos. P.L.C. (The)                             271,792   1,102,376       0.0%
    PayPoint P.L.C.                                                 78,901   1,039,164       0.0%
*   Paysafe Group P.L.C.                                           376,134   1,988,097       0.0%
    Pearson P.L.C.                                                 482,901   4,467,496       0.0%
    Pearson P.L.C. Sponsored ADR                                   614,932   5,675,822       0.0%
    Pendragon P.L.C.                                               761,687     279,692       0.0%
    Pennon Group P.L.C.                                            778,705   7,947,249       0.1%
    Persimmon P.L.C.                                               858,661  17,774,146       0.1%
    Petra Diamonds, Ltd.                                         1,396,154   2,599,343       0.0%
    Petrofac, Ltd.                                                 697,698   6,871,303       0.1%
#*  Petropavlovsk P.L.C.                                         1,698,284     170,957       0.0%
    Pets at Home Group P.L.C.                                      131,350     343,220       0.0%
    Phoenix Group Holdings                                         634,813   5,670,995       0.0%
    Photo-Me International P.L.C.                                  889,474   1,648,120       0.0%
    Playtech P.L.C.                                                755,100   8,565,181       0.1%
    Polypipe Group P.L.C.                                           63,260     195,053       0.0%
*   Premier Foods P.L.C.                                         3,605,720   2,008,664       0.0%
*   Premier Oil P.L.C.                                           2,734,126   2,201,603       0.0%
    Provident Financial P.L.C.                                     119,357   4,302,862       0.0%
    Prudential P.L.C. ADR                                          613,887  20,092,522       0.1%
*   Punch Taverns P.L.C.                                            44,189      57,523       0.0%
    PZ Cussons P.L.C.                                              606,406   2,482,425       0.0%
    QinetiQ Group P.L.C.                                         2,670,801   7,521,360       0.1%
    Randgold Resources, Ltd.                                       162,700  14,448,831       0.1%
    Randgold Resources, Ltd. ADR                                    19,822   1,758,806       0.0%
    Rank Group P.L.C.                                              290,672     686,643       0.0%
    Rathbone Brothers P.L.C.                                        19,376     422,942       0.0%
*   Raven Russia, Ltd.                                             151,029      71,920       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
UNITED KINGDOM -- (Continued)
*   REA Holdings P.L.C.                                               11,361 $    44,096       0.0%
    Reckitt Benckiser Group P.L.C.                                   148,119  13,250,801       0.1%
    Redrow P.L.C.                                                    802,955   3,729,622       0.0%
    Regus P.L.C.                                                   2,841,217   8,643,842       0.1%
    RELX P.L.C.                                                      366,955   6,550,198       0.0%
#   RELX P.L.C. Sponsored ADR                                        184,656   3,349,659       0.0%
    Renishaw P.L.C.                                                  111,912   3,527,539       0.0%
    Rentokil Initial P.L.C.                                        3,458,862   9,647,878       0.1%
    Restaurant Group P.L.C. (The)                                  1,157,946   5,311,901       0.0%
    Ricardo P.L.C.                                                    68,247     774,042       0.0%
    Rightmove P.L.C.                                                 172,651   7,881,021       0.1%
    Rio Tinto P.L.C.                                                 109,785   3,817,807       0.0%
#   Rio Tinto P.L.C. Sponsored ADR                                   929,561  32,395,201       0.2%
    RM P.L.C.                                                         27,965      42,800       0.0%
    Robert Walters P.L.C.                                             96,361     407,087       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                           3,297,979  29,274,893       0.2%
*   Rolls-Royce Holdings P.L.C.(BZC0LD2)                         151,707,034     185,690       0.0%
    Rotork P.L.C.                                                  2,809,596   7,009,263       0.1%
*   Royal Bank of Scotland Group P.L.C.                               98,647     227,964       0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                626,221   2,899,403       0.0%
    Royal Dutch Shell P.L.C. Class A                               1,299,991  32,378,927       0.2%
    Royal Dutch Shell P.L.C. Class B                                  62,822   1,620,337       0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                1,185,020  59,025,846       0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B                1,354,884  70,873,982       0.4%
    Royal Mail P.L.C.                                              2,265,372  13,591,084       0.1%
    RPC Group P.L.C.                                               1,045,746  12,127,050       0.1%
    RPS Group P.L.C.                                                 448,697     923,701       0.0%
    RSA Insurance Group P.L.C.                                     2,258,272  15,247,057       0.1%
    S&U P.L.C.                                                         2,442      72,589       0.0%
    Saga P.L.C.                                                      313,302     759,944       0.0%
    Sage Group P.L.C. (The)                                        1,633,182  14,409,500       0.1%
    Savills P.L.C.                                                   384,602   3,262,387       0.0%
    Schroders P.L.C.(0240549)                                        140,497   4,835,879       0.0%
    Schroders P.L.C.(0239581)                                         57,030   1,452,277       0.0%
    SDL P.L.C.                                                       154,347     819,076       0.0%
    Senior P.L.C.                                                  1,389,112   2,960,323       0.0%
    Sepura P.L.C.                                                     12,081       2,216       0.0%
*   Serco Group P.L.C.                                               559,574     937,153       0.0%
    Severfield P.L.C.                                                396,752     279,321       0.0%
    Severn Trent P.L.C.                                              284,878   8,109,390       0.1%
    Shanks Group P.L.C.                                            1,364,840   1,498,871       0.0%
*   Shawbrook Group P.L.C.                                            18,229      50,153       0.0%
    Shire P.L.C.                                                     193,809  10,942,979       0.1%
    Shire P.L.C. ADR                                                  27,906   4,706,068       0.0%
    SIG P.L.C.                                                     2,168,571   2,933,417       0.0%
    Sky P.L.C.                                                       692,472   6,922,813       0.1%
    Sky P.L.C. Sponsored ADR                                          24,064     961,236       0.0%
    Smith & Nephew P.L.C.                                            459,957   6,649,301       0.0%
    Smith & Nephew P.L.C. Sponsored ADR                              114,228   3,341,154       0.0%
    Smiths Group P.L.C.                                            1,047,807  18,156,586       0.1%
    Soco International P.L.C.                                        595,555   1,005,089       0.0%
    Spectris P.L.C.                                                  398,888   9,987,564       0.1%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Speedy Hire P.L.C.                                              954,305 $   444,951       0.0%
    Spirax-Sarco Engineering P.L.C.                                 210,354  11,341,247       0.1%
    Spire Healthcare Group P.L.C.                                    10,400      47,260       0.0%
    Spirent Communications P.L.C.                                 1,895,400   1,912,505       0.0%
    Spirent Communications P.L.C. ADR                                25,100     104,667       0.0%
*   Sportech P.L.C.                                                  87,812      73,108       0.0%
#*  Sports Direct International P.L.C.                              432,699   1,463,080       0.0%
    SSE P.L.C.                                                    1,495,804  29,082,981       0.2%
    SSP Group P.L.C.                                                193,918     805,824       0.0%
    St. Ives P.L.C.                                                  89,975     147,233       0.0%
    St. James's Place P.L.C.                                      1,005,596  11,613,435       0.1%
    St. Modwen Properties P.L.C.                                    515,766   1,726,220       0.0%
    Stagecoach Group P.L.C.                                         838,334   2,027,963       0.0%
*   Standard Chartered P.L.C.                                     2,704,014  23,513,864       0.1%
    Standard Life P.L.C.                                          1,661,115   6,854,866       0.0%
    Sthree P.L.C.                                                    93,359     273,233       0.0%
    Stobart Group, Ltd.                                             112,353     222,746       0.0%
    STV Group P.L.C.                                                 56,141     282,100       0.0%
    SuperGroup P.L.C.                                               243,913   4,014,054       0.0%
    Synthomer P.L.C.                                                995,432   4,350,880       0.0%
    T Clarke P.L.C.                                                  26,802      20,542       0.0%
#   TalkTalk Telecom Group P.L.C.                                 1,219,778   3,038,256       0.0%
    Tarsus Group P.L.C.                                               4,986      15,672       0.0%
    Tate & Lyle P.L.C.                                            1,512,343  14,423,156       0.1%
    Taylor Wimpey P.L.C.                                          7,484,365  12,960,979       0.1%
    Ted Baker P.L.C.                                                 45,826   1,387,405       0.0%
#   Telecom Plus P.L.C.                                             145,197   2,102,479       0.0%
*   Tesco P.L.C.                                                 11,587,266  29,845,153       0.2%
*   Thomas Cook Group P.L.C.                                      5,889,071   5,004,218       0.0%
    Topps Tiles P.L.C.                                              132,059     147,733       0.0%
    Travis Perkins P.L.C.                                           577,491   9,395,457       0.1%
*   Tribal Group P.L.C.                                              30,238      20,733       0.0%
    Trifast P.L.C.                                                   63,866     136,238       0.0%
    Trinity Mirror P.L.C.                                         1,373,276   1,365,583       0.0%
    TT Electronics P.L.C.                                           383,667     649,265       0.0%
    TUI AG(B11LJN4)                                                 340,866   4,320,721       0.0%
    TUI AG(5666292)                                                 561,525   7,144,701       0.1%
    Tullett Prebon P.L.C.                                           636,967   2,766,596       0.0%
#*  Tullow Oil P.L.C.                                             2,670,098   8,621,023       0.1%
    U & I Group P.L.C.                                              315,503     607,883       0.0%
    UBM P.L.C.                                                    1,336,044  11,730,330       0.1%
    UDG Healthcare P.L.C.                                           651,511   5,206,707       0.0%
    UK Mail Group P.L.C.                                             12,676      68,568       0.0%
    Ultra Electronics Holdings P.L.C.                               238,774   5,425,355       0.0%
    Unilever P.L.C.                                                  63,007   2,630,492       0.0%
    Unilever P.L.C. Sponsored ADR                                   232,570   9,691,192       0.1%
    UNITE Group P.L.C. (The)                                        765,459   5,185,056       0.0%
    United Utilities Group P.L.C.                                   610,655   7,019,400       0.1%
    United Utilities Group P.L.C. ADR                                10,818     248,597       0.0%
*   Vectura Group P.L.C.                                            855,403   1,416,138       0.0%
    Vedanta Resources P.L.C.                                        290,790   2,540,797       0.0%
    Vesuvius P.L.C.                                                 697,158   3,111,751       0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
UNITED KINGDOM -- (Continued)
    Victrex P.L.C.                                                  333,658 $     7,144,964       0.1%
    Virgin Money Holdings UK P.L.C.                                 102,127         411,149       0.0%
    Vitec Group P.L.C. (The)                                         22,541         172,092       0.0%
    Vodafone Group P.L.C.                                         6,296,004      17,290,870       0.1%
#   Vodafone Group P.L.C. Sponsored ADR                           1,397,631      38,910,039       0.2%
*   Volex P.L.C.                                                     24,880          11,853       0.0%
    Vp P.L.C.                                                        13,881         118,695       0.0%
#   Weir Group P.L.C. (The)                                         501,098      10,409,200       0.1%
    WH Smith P.L.C.                                                 264,420       4,759,421       0.0%
    Whitbread P.L.C.                                                182,464       8,060,390       0.1%
    William Hill P.L.C.                                           3,087,058      11,167,315       0.1%
    Wilmington P.L.C.                                               137,652         440,266       0.0%
    Wincanton P.L.C.                                                 96,426         226,116       0.0%
*   Wizz Air Holdings P.L.C.                                          2,007          37,062       0.0%
    WM Morrison Supermarkets P.L.C.                               6,821,166      18,882,786       0.1%
    Wolseley P.L.C.                                                 250,972      13,017,783       0.1%
#   Wolseley P.L.C. ADR                                              53,693         276,790       0.0%
    WPP P.L.C.                                                      454,102       9,859,938       0.1%
#   WPP P.L.C. Sponsored ADR                                        130,599      14,166,074       0.1%
    WS Atkins P.L.C.                                                319,207       5,898,733       0.0%
    Xaar P.L.C.                                                     111,573         573,138       0.0%
    XP Power, Ltd.                                                    4,690          97,742       0.0%
    Zoopla Property Group P.L.C.                                     75,848         282,774       0.0%
                                                                            ---------------      ----
TOTAL UNITED KINGDOM                                                          2,576,854,980      15.2%
                                                                            ---------------      ----
UNITED STATES -- (0.0%)
*   Diebold, Inc.                                                    36,597         802,979       0.0%
*   Mylan NV                                                         40,203       1,467,417       0.0%
    Vail Resorts, Inc.                                               10,229       1,630,990       0.0%
                                                                            ---------------      ----
TOTAL UNITED STATES                                                               3,901,386       0.0%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          16,669,361,330      98.1%
                                                                            ---------------      ----
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                                      77,159       5,858,343       0.1%
    Biotest AG                                                       25,643         357,104       0.0%
    Draegerwerk AG & Co. KGaA                                        13,997         999,619       0.0%
    Fuchs Petrolub SE                                                94,689       4,238,180       0.0%
    Henkel AG & Co. KGaA                                             31,058       3,991,905       0.0%
    Jungheinrich AG                                                 170,211       5,373,912       0.0%
    Porsche Automobil Holding SE                                    147,484       7,969,799       0.1%
    Sartorius AG                                                     41,916       3,299,482       0.0%
    Sixt SE                                                          43,595       1,946,386       0.0%
    STO SE & Co. KGaA                                                 2,233         267,641       0.0%
    Villeroy & Boch AG                                               13,682         210,646       0.0%
    Volkswagen AG                                                   225,791      31,131,053       0.2%
                                                                            ---------------      ----
TOTAL GERMANY                                                                    65,644,070       0.4%
                                                                            ---------------      ----
UNITED KINGDOM -- (0.0%)
*   McBride P.L.C.                                               11,664,888          14,278       0.0%
                                                                            ---------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                PERCENTAGE
                                                                    SHARES        VALUE++     OF NET ASSETS**
                                                                  ----------- --------------- ---------------
TOTAL PREFERRED STOCKS                                                             65,658,348        0.4%
                                                                              ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    APN News & Media, Ltd. Rights 11/17/16                           409,994 $        87,327        0.0%
*    Centrebet International, Ltd. Claim Units Rights                  22,005              --        0.0%
*    Centrebet International, Ltd. Litigation Rights                   22,005              --        0.0%
*    Tox Free Solutions, Ltd. Rights 11/18/16                         113,367              --        0.0%
                                                                              ---------------      -----
TOTAL AUSTRALIA                                                                        87,327        0.0%
                                                                              ---------------      -----
AUSTRIA -- (0.0%)
*    Intercell AG Rights                                               29,444              --        0.0%
                                                                              ---------------      -----
FRANCE -- (0.0%)
#*   Transgene SA                                                       1,596              35        0.0%
                                                                              ---------------      -----
HONG KONG -- (0.0%)
*    Cheuk Nang Holdings, Ltd. Warrants 04/24/17                        2,964             736        0.0%
                                                                              ---------------      -----
NEW ZEALAND -- (0.0%)
*    Restaurant Brands New Zealand, Ltd. Rights 11/16/16               29,334              --        0.0%
                                                                              ---------------      -----
SINGAPORE -- (0.0%)
*    Ezion Holdings, Ltd. Warrants 04/24/20                           551,178          26,148        0.0%
                                                                              ---------------      -----
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/07/16                             8,235,474         461,065        0.0%
*    Ferrovial SA Rights 11/18/16                                     252,853         108,252        0.0%
*    Papeles y Cartones de Europa SA Rights 11/14/16                  170,225          34,757        0.0%
                                                                              ---------------      -----
TOTAL SPAIN                                                                           604,074        0.0%
                                                                              ---------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                                 998,350         299,130        0.0%
                                                                              ---------------      -----
UNITED KINGDOM -- (0.0%)
*    Phoenix Group Holdings Rights 11/08/16                           370,308       1,006,230        0.0%
*    Shanks Group P.L.C. Rights 11/09/16                              511,815         197,335        0.0%
                                                                              ---------------      -----
TOTAL UNITED KINGDOM                                                                1,203,565        0.0%
                                                                              ---------------      -----
TOTAL RIGHTS/WARRANTS                                                               2,221,015        0.0%
                                                                              ---------------      -----
TOTAL INVESTMENT SECURITIES                                                    16,737,240,693
                                                                              ---------------

                                                                                  VALUE+
                                                                              ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@ DFA Short Term Investment Fund                               106,864,635   1,236,637,558        7.3%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,498,407,878)                          $17,973,878,251      105.8%
                                                                              ===============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Common Stocks
   Australia                   $   37,103,287  $ 1,037,564,809   --    $ 1,074,668,096
   Austria                             49,098       91,682,877   --         91,731,975
   Belgium                         58,744,725      186,346,669   --        245,091,394
   Canada                       1,523,377,449          181,990   --      1,523,559,439
   China                                   --        2,708,191   --          2,708,191
   Denmark                         21,156,358      299,762,269   --        320,918,627
   Finland                          6,367,123      300,972,029   --        307,339,152
   France                          69,350,590    1,129,122,769   --      1,198,473,359
   Germany                         79,163,985    1,100,489,886   --      1,179,653,871
   Greece                                  --               --   --                 --
   Hong Kong                        1,718,770      499,057,194   --        500,775,964
   Ireland                         19,547,023       65,803,142   --         85,350,165
   Israel                          28,473,368       76,081,909   --        104,555,277
   Italy                           11,331,958      407,270,785   --        418,602,743
   Japan                          115,521,400    4,055,414,547   --      4,170,935,947
   Netherlands                     67,080,426      388,384,121   --        455,464,547
   New Zealand                        656,849       74,461,777   --         75,118,626
   Norway                          12,717,633      136,459,699   --        149,177,332
   Portugal                           238,098       44,156,210   --         44,394,308
   Singapore                              680      182,338,118   --        182,338,798
   Spain                           25,603,409      377,968,721   --        403,572,130
   Sweden                           2,614,670      471,523,855   --        474,138,525
   Switzerland                     93,775,066      986,261,432   --      1,080,036,498
   United Kingdom                 602,836,047    1,974,018,933   --      2,576,854,980
   United States                    1,630,990        2,270,396   --          3,901,386
Preferred Stocks
   Germany                                 --       65,644,070   --         65,644,070
   United Kingdom                          --           14,278   --             14,278
Rights/Warrants
   Australia                               --           87,327   --             87,327
   Austria                                 --               --   --                 --
   France                                  --               35   --                 35
   Hong Kong                               --              736   --                736
   New Zealand                             --               --   --                 --
   Singapore                               --           26,148   --             26,148
   Spain                                   --          604,074   --            604,074
   Sweden                                  --          299,130   --            299,130
   United Kingdom                          --        1,203,565   --          1,203,565
Securities Lending Collateral              --    1,236,637,558   --      1,236,637,558
Futures Contracts**                (2,947,701)              --   --         (2,947,701)
                               --------------  ---------------   --    ---------------
TOTAL                          $2,776,111,301  $15,194,819,249   --    $17,970,930,550
                               ==============  ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (96.3%)
AUSTRALIA -- (19.3%)
    360 Capital Industrial Fund                                     526,302 $    984,387       0.0%
    Abacus Property Group                                         3,753,039    7,971,884       0.2%
#   ALE Property Group                                            1,157,622    3,792,418       0.1%
    Aspen Group                                                     755,397      642,369       0.0%
    Astro Japan Property Group                                      358,709    1,843,477       0.1%
    BWP Trust                                                     5,852,032   13,198,310       0.3%
    Carindale Property Trust                                         99,428      581,255       0.0%
    Charter Hall Group                                            3,665,367   13,078,275       0.3%
*   Charter Hall Office                                           2,059,687           --       0.0%
    Charter Hall Retail REIT                                      4,132,640   13,013,874       0.3%
    Cromwell Property Group                                      13,582,027    9,391,492       0.2%
    Dexus Property Group                                         10,421,155   70,792,307       1.7%
    Folkestone Education Trust                                    1,490,480    2,810,243       0.1%
*   Galileo Japan Trust                                              85,441        5,200       0.0%
    GDI Property Group                                              195,140      144,032       0.0%
    Generation Healthcare REIT                                       21,003       30,120       0.0%
    Goodman Group                                                18,851,899   97,172,423       2.3%
    GPT Group (The)(6365866)                                     19,362,947   68,455,268       1.6%
*   GPT Group (The)(B3WX9L1)                                     38,018,670           --       0.0%
#   Growthpoint Properties Australia, Ltd.                        1,111,994    2,623,255       0.1%
#   Ingenia Communities Group                                     1,402,792    2,903,290       0.1%
    Investa Office Fund                                           6,557,653   21,121,608       0.5%
*   New South Resources, Ltd.                                       806,298      887,461       0.0%
*   Prime Retirement & Aged Care Property Trust (The)               116,309           --       0.0%
    Scentre Group                                                54,296,774  173,778,720       4.2%
    Shopping Centres Australasia Property Group                   8,750,562   14,536,356       0.4%
    Stockland                                                    25,313,761   85,014,734       2.0%
    Vicinity Centres                                             34,732,755   75,743,821       1.8%
    Westfield Corp.                                              20,974,759  141,744,743       3.4%
                                                                            ------------      ----
TOTAL AUSTRALIA                                                              822,261,322      19.7%
                                                                            ------------      ----
BELGIUM -- (1.9%)
*   Aedifica SA                                                     124,064   10,291,537       0.2%
    Befimmo SA                                                      278,350   16,222,864       0.4%
    Care Property Invest                                              7,087      156,211       0.0%
    Cofinimmo SA                                                    238,829   27,961,580       0.6%
    Intervest Offices & Warehouses NV                               109,933    2,916,444       0.1%
    Leasinvest Real Estate SCA                                       16,149    1,863,411       0.0%
    Montea SCA                                                       11,104      549,798       0.0%
    Retail Estates NV                                                38,891    3,249,749       0.1%
    Warehouses De Pauw CVA                                          170,797   15,736,223       0.4%
    Wereldhave Belgium NV                                            17,788    2,226,382       0.1%
                                                                            ------------      ----
TOTAL BELGIUM                                                                 81,174,199       1.9%
                                                                            ------------      ----
CANADA -- (5.4%)
    Agellan Commercial REIT                                          34,700      276,038       0.0%
    Allied Properties REIT                                          525,084   14,116,550       0.3%
#   Artis REIT                                                    1,016,297    8,880,191       0.2%
#   Boardwalk REIT                                                  327,059   12,001,673       0.3%
    Brookfield Canada Office Properties                              76,495    1,513,589       0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
CANADA -- (Continued)
#   BTB REIT                                                        272,605 $    914,577       0.0%
#   Canadian Apartment Properties REIT                              802,590   17,544,128       0.4%
    Canadian REIT                                                   473,149   16,290,182       0.4%
    Chartwell Retirement Residences                                 865,236    9,637,386       0.2%
    Choice Properties REIT                                           37,000      363,573       0.0%
    Cominar REIT                                                  1,052,805   11,663,820       0.3%
    Crombie REIT                                                    592,345    5,975,120       0.2%
    CT REIT                                                          32,735      358,760       0.0%
    Dream Global REIT                                               943,037    6,412,061       0.2%
    Dream Industrial REIT                                           134,145      759,085       0.0%
#   Dream Office REIT                                               691,464    8,614,302       0.2%
#   Granite REIT                                                    279,707    8,800,146       0.2%
    H&R REIT                                                      1,595,665   27,135,707       0.7%
#   InterRent REIT                                                  247,790    1,363,372       0.0%
    Killam Apartment REIT                                           151,475    1,339,367       0.0%
    Milestone Apartments REIT                                       132,900    1,787,457       0.1%
    Morguard North American Residential REIT                        195,852    1,810,605       0.1%
    Morguard REIT                                                   322,581    3,655,581       0.1%
#   Northview Apartment REIT                                        346,724    5,151,875       0.1%
#   NorthWest Healthcare Properties REIT                            538,999    4,219,406       0.1%
    OneREIT                                                         642,112    1,689,894       0.0%
    Partners REIT                                                   130,878      362,005       0.0%
    Plaza Retail REIT                                                53,917      203,801       0.0%
    Pure Industrial Real Estate Trust                             1,810,645    7,262,559       0.2%
#   RioCan REIT                                                   1,689,942   32,858,933       0.8%
    Slate Office REIT                                                84,800      526,009       0.0%
*   Slate Retail REIT                                                25,759      266,175       0.0%
    Smart REIT                                                      743,954   18,553,091       0.5%
    True North Commercial REIT                                       22,000      108,089       0.0%
    WPT Industrial REIT                                              19,235      228,704       0.0%
                                                                            ------------       ---
TOTAL CANADA                                                                 232,643,811       5.6%
                                                                            ------------       ---
CHINA -- (0.3%)
*   RREEF China Commercial Trust                                  1,392,000           --       0.0%
    Spring REIT                                                   2,428,000    1,023,243       0.0%
#   Yuexiu REIT                                                  17,810,000   10,214,644       0.3%
                                                                            ------------       ---
TOTAL CHINA                                                                   11,237,887       0.3%
                                                                            ------------       ---
FRANCE -- (5.7%)
#   Acanthe Developpement SA                                        206,670      163,681       0.0%
#   Affine SA                                                        61,413    1,015,059       0.0%
    Altarea SCA                                                       5,490    1,049,014       0.0%
    ANF Immobilier                                                   50,099    1,125,527       0.0%
    Argan SA                                                          8,639      237,823       0.0%
    Cegereal SA                                                      15,742      627,632       0.0%
    Fonciere Des Regions                                            379,734   33,187,074       0.8%
    Gecina SA                                                       377,040   54,972,887       1.3%
    ICADE                                                           402,909   28,934,036       0.7%
    Klepierre                                                     2,396,542   97,941,331       2.4%
    Mercialys SA                                                    757,277   15,687,230       0.4%
#   Terreis                                                           1,329       50,328       0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
FRANCE -- (Continued)
    Unibail-Rodamco SE                                               37,118 $  8,846,020       0.2%
                                                                            ------------       ---
TOTAL FRANCE                                                                 243,837,642       5.8%
                                                                            ------------       ---
GERMANY -- (0.6%)
    Alstria Office REIT-AG                                        1,152,008   14,860,014       0.4%
#   Hamborner REIT AG                                             1,041,957   10,282,999       0.2%
                                                                            ------------       ---
TOTAL GERMANY                                                                 25,143,013       0.6%
                                                                            ------------       ---
GREECE -- (0.0%)
    Grivalia Properties REIC AE                                      96,660      744,713       0.0%
                                                                            ------------       ---
HONG KONG -- (4.9%)
    Champion REIT                                                28,017,012   15,914,955       0.4%
    Fortune REIT                                                 10,884,000   13,187,068       0.3%
    Link REIT                                                    23,556,305  167,578,021       4.0%
    Prosperity REIT                                              12,403,000    5,357,212       0.1%
#   Regal REIT                                                    8,643,000    2,282,373       0.1%
    Sunlight REIT                                                10,596,000    6,567,707       0.2%
                                                                            ------------       ---
TOTAL HONG KONG                                                              210,887,336       5.1%
                                                                            ------------       ---
IRELAND -- (0.0%)
    Green REIT P.L.C.                                               460,601      687,888       0.0%
    Hibernia REIT P.L.C.                                            487,374      686,318       0.0%
                                                                            ------------       ---
TOTAL IRELAND                                                                  1,374,206       0.0%
                                                                            ------------       ---
ITALY -- (0.3%)
#   Beni Stabili SpA SIIQ                                        12,949,210    7,550,240       0.2%
#   Immobiliare Grande Distribuzione SIIQ SpA                     4,658,891    3,588,693       0.1%
                                                                            ------------       ---
TOTAL ITALY                                                                   11,138,933       0.3%
                                                                            ------------       ---
JAPAN -- (23.0%)
#   Activia Properties, Inc.                                          2,733   13,261,654       0.3%
    Advance Residence Investment Corp.                               13,996   39,173,593       0.9%
#   AEON REIT Investment Corp.                                        3,393    4,115,059       0.1%
#   Comforia Residential REIT, Inc.                                   3,954    8,879,879       0.2%
#   Daiwa House REIT Investment Corp.                                12,360   33,510,134       0.8%
#   Daiwa Office Investment Corp.                                     3,983   22,498,132       0.5%
#   Frontier Real Estate Investment Corp.                             5,413   25,460,606       0.6%
#   Fukuoka REIT Corp.                                                8,180   14,197,248       0.3%
#   Global One Real Estate Investment Corp.                           2,223    8,392,675       0.2%
#   GLP J-Reit                                                       22,433   28,111,373       0.7%
#   Hankyu Reit, Inc.                                                 6,346    9,036,651       0.2%
#   Heiwa Real Estate REIT, Inc.                                     10,692    8,091,912       0.2%
#   Hoshino Resorts REIT, Inc.                                          208    1,219,495       0.0%
#   Ichigo Office REIT Investment                                    13,232    8,917,335       0.2%
    Industrial & Infrastructure Fund Investment Corp.                 3,754   19,765,763       0.5%
#   Invincible Investment Corp.                                      32,242   15,630,578       0.4%
#   Japan Excellent, Inc.                                            14,564   20,374,674       0.5%
    Japan Hotel REIT Investment Corp.                                40,160   27,094,758       0.6%
#   Japan Logistics Fund, Inc.                                       10,121   22,012,338       0.5%
    Japan Prime Realty Investment Corp.                               9,039   39,035,811       0.9%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    Japan Real Estate Investment Corp.                               14,179 $ 82,108,307       2.0%
#   Japan Rental Housing Investments, Inc.                           18,616   14,405,365       0.3%
    Japan Retail Fund Investment Corp.                               27,239   61,968,555       1.5%
#   Kenedix Office Investment Corp.                                   5,113   28,829,953       0.7%
#   Kenedix Residential Investment Corp.                              4,305   12,228,991       0.3%
    Kenedix Retail REIT Corp.                                         2,185    5,274,019       0.1%
#   MCUBS MidCity Investment Corp.                                    2,938    9,553,648       0.2%
#   Mori Hills REIT Investment Corp.                                 17,770   25,055,593       0.6%
#   Mori Trust Sogo Reit, Inc.                                       13,424   21,599,000       0.5%
#   Nippon Accommodations Fund, Inc.                                  5,159   23,476,891       0.6%
#   Nippon Building Fund, Inc.                                       15,266   90,714,220       2.2%
#   Nippon Prologis REIT, Inc.                                        7,025   15,898,708       0.4%
#   NIPPON REIT Investment Corp.                                      1,400    3,529,456       0.1%
#   Nomura Real Estate Master Fund, Inc.                             39,926   64,808,049       1.6%
    Orix JREIT, Inc.                                                 26,064   44,647,991       1.1%
#   Premier Investment Corp.                                         15,693   20,228,598       0.5%
#   Sekisui House REIT, Inc.                                          3,076    4,158,559       0.1%
#   Sekisui House SI Residential Investment Corp.                    12,597   14,603,104       0.3%
#   SIA Reit, Inc.                                                       90      318,549       0.0%
#   Starts Proceed Investment Corp.                                   1,373    2,068,240       0.1%
#   Tokyu REIT, Inc.                                                 11,544   15,222,979       0.4%
#   United Urban Investment Corp.                                    31,108   52,604,206       1.3%
                                                                            ------------      ----
TOTAL JAPAN                                                                  982,082,649      23.5%
                                                                            ------------      ----
MALAYSIA -- (0.6%)
    Amanahraya REIT                                                 294,900       66,501       0.0%
    AmFirst REIT                                                  1,788,940      357,983       0.0%
#   Axis REIT                                                     5,708,563    2,341,088       0.1%
    Capitaland Malaysia Mall Trust                               11,736,300    4,480,586       0.1%
    Hektar REIT                                                     125,525       49,502       0.0%
#   IGB REIT                                                     10,423,900    4,024,908       0.1%
    KLCCP Stapled Group                                           3,403,100    6,475,342       0.2%
    MRCB-Quill REIT                                                 733,100      223,397       0.0%
    Pavilion REIT                                                   867,300      363,133       0.0%
    Sunway REIT                                                  16,216,500    7,115,761       0.2%
    Tower REIT                                                      434,900      123,849       0.0%
    YTL Hospitality REIT                                          4,316,800    1,254,609       0.0%
                                                                            ------------      ----
TOTAL MALAYSIA                                                                26,876,659       0.7%
                                                                            ------------      ----
MEXICO -- (2.0%)
#   Asesor de Activos Prisma SAPI de C.V.                         3,171,889    2,131,262       0.1%
#   Concentradora Fibra Danhos S.A. de C.V.                         786,300    1,439,394       0.0%
#   Concentradora Fibra Hotelera Mexicana S.A. de C.V.            2,402,634    1,892,769       0.0%
#   Fibra Shop Portafolios Inmobiliarios SAPI de C.V.               310,132      262,532       0.0%
#   Fibra Uno Administracion S.A. de C.V.                        27,780,766   52,868,851       1.3%
#   Macquarie Mexico Real Estate Management SA de C.V.           11,668,698   14,680,791       0.4%
#   PLA Administradora Industrial S de RL de C.V.                 6,265,106   10,391,570       0.2%
    Prologis Property Mexico S.A. de C.V.                           607,271    1,021,704       0.0%
                                                                            ------------      ----
TOTAL MEXICO                                                                  84,688,873       2.0%
                                                                            ------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NETHERLANDS -- (6.7%)
    Eurocommercial Properties NV                                    435,784 $ 18,540,448       0.4%
    NSI NV                                                          988,361    3,878,185       0.1%
    Unibail-Rodamco SE                                              978,160  232,180,914       5.6%
    Vastned Retail NV                                               242,313    9,322,288       0.2%
#   Wereldhave NV                                                   490,419   21,951,492       0.5%
                                                                            ------------       ---
TOTAL NETHERLANDS                                                            285,873,327       6.8%
                                                                            ------------       ---
NEW ZEALAND -- (0.9%)
    Argosy Property, Ltd.                                         7,169,852    5,382,396       0.1%
#   Goodman Property Trust                                        9,482,136    8,438,475       0.2%
*   Investore Property, Ltd.                                        321,182      349,872       0.0%
    Kiwi Property Group, Ltd.                                    12,268,137   12,864,206       0.3%
    NPT, Ltd.                                                        45,944       23,039       0.0%
    Precinct Properties New Zealand, Ltd.                         5,486,567    4,886,476       0.1%
#   Property for Industry, Ltd.                                   1,466,506    1,678,916       0.0%
#   Stride Stapled Group                                          1,326,248    1,765,071       0.1%
    Vital Healthcare Property Trust                               2,433,324    3,550,364       0.1%
                                                                            ------------       ---
TOTAL NEW ZEALAND                                                             38,938,815       0.9%
                                                                            ------------       ---
SINGAPORE -- (7.5%)
#   AIMS AMP Capital Industrial REIT                              4,788,991    4,752,541       0.1%
    Ascendas Hospitality Trust                                    2,687,100    1,430,343       0.0%
    Ascendas REIT                                                25,809,800   43,983,702       1.1%
    Ascott Residence Trust                                        9,919,500    8,098,262       0.2%
#   Cache Logistics Trust                                        10,491,900    6,264,545       0.2%
    Cambridge Industrial Trust                                   12,633,231    5,126,263       0.1%
    CapitaLand Commercial Trust                                  28,645,800   32,416,256       0.8%
    CapitaLand Mall Trust                                        27,289,300   40,664,892       1.0%
    CapitaLand Retail China Trust                                 7,734,380    8,324,311       0.2%
#   CDL Hospitality Trusts                                        9,336,200    9,002,439       0.2%
#   Far East Hospitality Trust                                    3,413,700    1,457,282       0.0%
    First REIT                                                    5,101,000    4,896,007       0.1%
#   Frasers Centrepoint Trust                                     7,568,700   11,322,367       0.3%
#   Frasers Commercial Trust                                      7,283,034    7,141,357       0.2%
    Frasers Hospitality Trust                                       145,900       73,086       0.0%
    Keppel DC REIT                                                  941,000      842,514       0.0%
#   Keppel REIT                                                  22,734,626   17,831,398       0.4%
    Lippo Malls Indonesia Retail Trust                           13,880,800    3,888,380       0.1%
#   Mapletree Commercial Trust                                   19,253,814   21,163,322       0.5%
    Mapletree Greater China Commercial Trust                      5,239,300    3,918,962       0.1%
    Mapletree Industrial Trust                                   15,336,858   18,967,182       0.5%
    Mapletree Logistics Trust                                    20,572,455   15,304,029       0.4%
#   OUE Hospitality Trust                                         2,366,732    1,157,396       0.0%
#   Parkway Life REIT                                             4,064,500    7,479,554       0.2%
    Perennial Real Estate Holdings, Ltd.                             75,200       45,409       0.0%
    Sabana Shari'ah Compliant Industrial REIT                     4,377,716    1,636,824       0.0%
#   Soilbuild Business Space REIT                                 1,303,300      632,967       0.0%
#   SPH REIT                                                      1,560,800    1,094,905       0.0%
    Starhill Global REIT                                         16,680,800    9,770,507       0.2%
    Suntec REIT                                                  26,331,900   31,803,711       0.8%
                                                                            ------------       ---
TOTAL SINGAPORE                                                              320,490,713       7.7%
                                                                            ------------       ---

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SOUTH AFRICA -- (3.9%)
    Arrowhead Properties, Ltd.                                    1,519,249 $    977,177       0.0%
    Delta Property Fund, Ltd.                                       116,052       66,022       0.0%
#   Emira Property Fund, Ltd.                                     6,719,094    6,951,190       0.2%
    Fortress Income Fund, Ltd.                                    2,729,850    6,486,573       0.2%
    Fortress Income Fund, Ltd. Class A                            1,204,500    1,457,197       0.0%
#   Growthpoint Properties, Ltd.                                 25,861,189   48,224,649       1.2%
    Hyprop Investments, Ltd.                                      2,306,904   20,469,021       0.5%
    Investec Property Fund, Ltd.                                    647,102      768,921       0.0%
    Octodec Investments, Ltd.                                        18,104       29,059       0.0%
    Rebosis Property Fund, Ltd.                                   1,943,491    1,649,070       0.0%
    Redefine Properties, Ltd.                                    45,551,268   38,977,751       0.9%
    Resilient REIT, Ltd.                                          2,831,518   23,424,603       0.6%
    SA Corporate Real Estate Fund Nominees Pty, Ltd.             20,900,266    8,546,236       0.2%
    Texton Property Fund, Ltd.                                       75,868       43,431       0.0%
    Tower Property Fund, Ltd.                                        53,426       30,576       0.0%
    Vukile Property Fund, Ltd.                                    4,626,705    6,309,275       0.1%
                                                                            ------------       ---
TOTAL SOUTH AFRICA                                                           164,410,751       3.9%
                                                                            ------------       ---
SPAIN -- (0.9%)
    Merlin Properties Socimi SA                                   3,441,570   38,613,634       0.9%
                                                                            ------------       ---
TAIWAN -- (0.3%)
    Cathay No. 1 REIT                                            10,681,000    5,636,534       0.1%
    Cathay No. 2 REIT                                             4,114,000    2,048,146       0.1%
    Fubon No. 1 REIT                                              1,271,000      641,968       0.0%
    Fubon No. 2 REIT                                              3,968,000    1,741,251       0.0%
    Shin Kong No.1 REIT                                           4,682,000    2,079,646       0.1%
                                                                            ------------       ---
TOTAL TAIWAN                                                                  12,147,545       0.3%
                                                                            ------------       ---
TURKEY -- (0.7%)
#   Alarko Gayrimenkul Yatirim Ortakligi A.S.                        78,969      844,882       0.0%
    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.               19,072,988   19,488,689       0.5%
#   Halk Gayrimenkul Yatirim Ortakligi A.S.                       1,407,600      419,235       0.0%
#   Is Gayrimenkul Yatirim Ortakligi A.S.                         6,404,714    3,255,261       0.1%
#*  Nurol Gayrimenkul Yatirim Ortakligi A.S.                        173,804      241,419       0.0%
#   Saf Gayrimenkul Yatirim Ortakligi A.S.                        3,270,204      896,855       0.0%
#*  Sinpas Gayrimenkul Yatirim Ortakligi A.S.                     3,459,490      671,038       0.0%
    Torunlar Gayrimenkul Yatirim Ortakligi A.S.                   1,578,339    2,503,481       0.1%
#*  Vakif Gayrimenkul Yatirim Ortakligi A.S.                      1,323,782    1,023,592       0.0%
                                                                            ------------       ---
TOTAL TURKEY                                                                  29,344,452       0.7%
                                                                            ------------       ---
UNITED KINGDOM -- (11.4%)
    Assura P.L.C.                                                 3,154,775    2,272,616       0.1%
    Big Yellow Group P.L.C.                                       1,450,983   12,275,913       0.3%
    British Land Co. P.L.C. (The)                                10,898,856   78,029,194       1.9%
    Capital & Regional P.L.C.                                       457,376      316,655       0.0%
    Derwent London P.L.C.                                         1,176,748   34,800,232       0.8%
    Great Portland Estates P.L.C.                                 3,858,150   27,994,372       0.7%
    Hammerson P.L.C.                                              8,960,814   60,284,091       1.4%
    Hansteen Holdings P.L.C.                                      7,458,624    9,830,834       0.2%
#   Intu Properties P.L.C.                                       10,648,168   35,886,732       0.8%
    Land Securities Group P.L.C.                                  8,807,163  107,540,737       2.6%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Londonmetric Property P.L.C.                                  6,235,001 $   11,375,868        0.3%
#   McKay Securities P.L.C.                                         297,114        697,433        0.0%
    Mucklow A & J Group P.L.C.                                      304,922      1,655,756        0.0%
#   Primary Health Properties P.L.C.                              3,773,589      5,156,305        0.1%
#   Redefine International P.L.C.                                 4,562,931      2,315,062        0.1%
    Safestore Holdings P.L.C.                                     1,986,245      8,718,190        0.2%
    Schroder REIT, Ltd.                                              65,363         45,180        0.0%
    Segro P.L.C.                                                  8,436,335     45,185,521        1.1%
    Shaftesbury P.L.C.                                            2,926,579     32,832,178        0.8%
    Standard Life Investment Property Income Trust, Ltd.              9,720         10,065        0.0%
    Town Centre Securities P.L.C.                                    12,594         42,636        0.0%
    Workspace Group P.L.C.                                        1,163,965      8,953,157        0.2%
                                                                            --------------      -----
TOTAL UNITED KINGDOM                                                           486,218,727       11.6%
                                                                            --------------      -----
TOTAL COMMON STOCKS                                                          4,110,129,207       98.3%
                                                                            --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
*   Keppel DC REIT Rights 11/07/16                                  222,488         14,393        0.0%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  4,110,143,600
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@ DFA Short Term Investment Fund                              13,647,290    157,926,434        3.8%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,136,479,829)                         $4,268,070,034      102.1%
                                                                            ==============      =====

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                  ---------------------------------------------------
                                                                     LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                                  ------------  -------------- ------- --------------
Common Stocks
     Australia                                                              --  $  822,261,322   --    $  822,261,322
     Belgium                                                                --      81,174,199   --        81,174,199
     Canada                                                       $232,643,811              --   --       232,643,811
     China                                                                  --      11,237,887   --        11,237,887
     France                                                          8,846,020     234,991,622   --       243,837,642
     Germany                                                                --      25,143,013   --        25,143,013
     Greece                                                                 --         744,713   --           744,713
     Hong Kong                                                              --     210,887,336   --       210,887,336
     Ireland                                                                --       1,374,206   --         1,374,206
     Italy                                                                  --      11,138,933   --        11,138,933
     Japan                                                                  --     982,082,649   --       982,082,649
     Malaysia                                                               --      26,876,659   --        26,876,659
     Mexico                                                         84,688,873              --   --        84,688,873
     Netherlands                                                            --     285,873,327   --       285,873,327
     New Zealand                                                            --      38,938,815   --        38,938,815
     Singapore                                                              --     320,490,713   --       320,490,713
     South Africa                                                           --     164,410,751   --       164,410,751
     Spain                                                                  --      38,613,634   --        38,613,634
     Taiwan                                                                 --      12,147,545   --        12,147,545
     Turkey                                                                 --      29,344,452   --        29,344,452
     United Kingdom                                                         --     486,218,727   --       486,218,727
Rights/Warrants
     Singapore                                                              --          14,393   --            14,393
Securities Lending Collateral                                               --     157,926,434   --       157,926,434
Futures Contracts**                                                   (303,666)             --   --          (303,666)
                                                                  ------------  --------------   --    --------------
TOTAL                                                             $325,875,038  $3,941,891,330   --    $4,267,766,368
                                                                  ============  ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (32.3%)
UNITED STATES -- (32.3%)
    Acadia Realty Trust                                          139,507 $ 4,699,991       0.1%
    Agree Realty Corp.                                            41,234   1,993,664       0.0%
    Alexander's, Inc.                                              3,729   1,432,943       0.0%
    Alexandria Real Estate Equities, Inc.                        174,347  18,796,350       0.4%
    American Assets Trust, Inc.                                   66,626   2,645,718       0.1%
    American Campus Communities, Inc.                            279,406  14,559,847       0.3%
    American Homes 4 Rent Class A                                405,292   8,555,723       0.2%
    Apartment Investment & Management Co. Class A                335,438  14,782,753       0.3%
    Apple Hospitality REIT, Inc.                                  34,334     619,042       0.0%
    Ashford Hospitality Prime, Inc.                               57,049     739,355       0.0%
    Ashford Hospitality Trust, Inc.                              194,569   1,130,446       0.0%
    AvalonBay Communities, Inc.                                  291,915  49,970,010       1.0%
    Bluerock Residential Growth REIT, Inc.                        17,942     222,481       0.0%
    Boston Properties, Inc.                                      327,235  39,425,273       0.8%
    Brandywine Realty Trust                                      358,770   5,560,935       0.1%
    Brixmor Property Group, Inc.                                 530,182  13,477,226       0.3%
#   Camden Property Trust                                        187,245  15,249,233       0.3%
    Care Capital Properties, Inc.                                164,657   4,374,923       0.1%
    CareTrust REIT, Inc.                                         128,191   1,804,929       0.0%
    CBL & Associates Properties, Inc.                            354,460   3,792,722       0.1%
    Cedar Realty Trust, Inc.                                     129,890     879,355       0.0%
    Chatham Lodging Trust                                         66,928   1,184,626       0.0%
    Chesapeake Lodging Trust                                     113,711   2,468,666       0.1%
    Colony Starwood Homes                                        106,516   3,090,029       0.1%
    Columbia Property Trust, Inc.                                224,368   4,729,677       0.1%
    CoreSite Realty Corp.                                         64,000   4,719,360       0.1%
    Corporate Office Properties Trust                            178,039   4,751,861       0.1%
#   Cousins Properties, Inc.                                     631,229   4,904,650       0.1%
    CubeSmart                                                    382,314   9,966,926       0.2%
    CyrusOne, Inc.                                               151,886   6,775,634       0.1%
    DCT Industrial Trust, Inc.                                   192,420   8,995,635       0.2%
    DDR Corp.                                                    666,214  10,186,412       0.2%
    DiamondRock Hospitality Co.                                  393,560   3,601,074       0.1%
    Digital Realty Trust, Inc.                                   326,268  30,483,219       0.6%
#   Douglas Emmett, Inc.                                         305,331  11,144,582       0.2%
    Duke Realty Corp.                                            751,217  19,644,325       0.4%
    DuPont Fabros Technology, Inc.                               141,648   5,780,655       0.1%
    Easterly Government Properties, Inc.                           1,057      20,051       0.0%
    EastGroup Properties, Inc.                                    59,068   4,011,308       0.1%
#   Education Realty Trust, Inc.                                 136,636   5,819,327       0.1%
    Empire State Realty Trust, Inc. Class A                      207,037   4,051,714       0.1%
    EPR Properties                                               137,096   9,969,621       0.2%
    Equinix, Inc.                                                152,062  54,328,711       1.1%
*   Equity Commonwealth REIT                                     250,717   7,574,161       0.2%
    Equity Lifestyle Properties, Inc.                            163,143  12,372,765       0.3%
    Equity One, Inc.                                             182,948   5,214,018       0.1%
    Equity Residential                                           779,120  48,110,660       1.0%
    Essex Property Trust, Inc.                                   138,955  29,748,876       0.6%
    Extra Space Storage, Inc.                                    269,405  19,706,976       0.4%
    Federal Realty Investment Trust                              152,350  22,125,790       0.5%
    FelCor Lodging Trust, Inc.                                   260,246   1,662,972       0.0%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
UNITED STATES -- (Continued)
    First Industrial Realty Trust, Inc.                            233,437 $ 6,165,071       0.1%
    First Potomac Realty Trust                                     111,580     995,294       0.0%
    Forest City Realty Trust, Inc. Class A                         305,259   6,590,542       0.1%
    Four Corners Property Trust, Inc.                               24,299     487,924       0.0%
    Franklin Street Properties Corp.                               146,334   1,693,084       0.0%
    Gaming and Leisure Properties, Inc.                            353,547  11,606,948       0.2%
    General Growth Properties, Inc.                              1,218,319  30,397,059       0.6%
    Getty Realty Corp.                                              51,898   1,179,642       0.0%
#   Gladstone Commercial Corp.                                      58,771   1,049,062       0.0%
    Gladstone Land Corp.                                             8,518      89,269       0.0%
#   Government Properties Income Trust                             151,048   2,891,059       0.1%
    Gramercy Property Trust                                        737,431   6,799,114       0.1%
    HCP, Inc.                                                      996,797  34,140,297       0.7%
    Healthcare Realty Trust, Inc.                                  218,932   6,981,741       0.1%
    Healthcare Trust of America, Inc. Class A                      302,597   9,259,468       0.2%
    Hersha Hospitality Trust                                        79,151   1,410,471       0.0%
#   Highwoods Properties, Inc.                                     212,512  10,546,971       0.2%
    Hospitality Properties Trust                                   348,626   9,538,407       0.2%
#   Host Hotels & Resorts, Inc.                                  1,590,717  24,624,299       0.5%
    Hudson Pacific Properties, Inc.                                202,468   6,806,974       0.1%
    Independence Realty Trust, Inc.                                 19,678     163,919       0.0%
    Investors Real Estate Trust                                    244,872   1,486,373       0.0%
    Iron Mountain, Inc.                                            537,781  18,139,353       0.4%
#   Kilroy Realty Corp.                                            197,573  14,191,669       0.3%
#   Kimco Realty Corp.                                             891,266  23,716,588       0.5%
    Kite Realty Group Trust                                        158,992   3,963,671       0.1%
    LaSalle Hotel Properties                                       221,954   5,271,408       0.1%
    Lexington Realty Trust                                         404,493   4,101,559       0.1%
    Liberty Property Trust                                         314,355  12,709,373       0.3%
    Life Storage, Inc.                                              97,272   7,844,987       0.2%
    LTC Properties, Inc.                                            70,801   3,547,838       0.1%
    Macerich Co. (The)                                             259,337  18,355,873       0.4%
    Mack-Cali Realty Corp.                                         173,133   4,446,055       0.1%
    Medical Properties Trust, Inc.                                 622,083   8,671,837       0.2%
#   Mid-America Apartment Communities, Inc.                        159,688  14,811,062       0.3%
    Monmouth Real Estate Investment Corp.                          113,791   1,555,523       0.0%
    Monogram Residential Trust, Inc.                                46,971     495,074       0.0%
    National Health Investors, Inc.                                 69,599   5,272,820       0.1%
    National Retail Properties, Inc.                               314,811  14,361,678       0.3%
    National Storage Affiliates Trust                               21,893     428,665       0.0%
    New Senior Investment Group, Inc.                              148,429   1,546,630       0.0%
    New York REIT, Inc.                                            122,633   1,155,203       0.0%
    NexPoint Residential Trust, Inc.                                 3,755      69,993       0.0%
    NorthStar Realty Europe Corp.                                    3,094      30,600       0.0%
#   Omega Healthcare Investors, Inc.                               414,309  13,187,455       0.3%
    One Liberty Properties, Inc.                                    15,218     358,536       0.0%
    Paramount Group, Inc.                                          226,058   3,515,202       0.1%
*   Parkway, Inc.                                                   78,903   1,421,832       0.0%
    Pebblebrook Hotel Trust                                        154,220   3,744,462       0.1%
    Pennsylvania REIT                                              136,376   2,660,696       0.1%
    Physicians Realty Trust                                        214,642   4,243,472       0.1%
    Piedmont Office Realty Trust, Inc. Class A                     274,912   5,630,198       0.1%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
UNITED STATES -- (Continued)
    Post Properties, Inc.                                          107,612 $    7,079,793       0.1%
    Prologis, Inc.                                               1,126,524     58,759,492       1.2%
    PS Business Parks, Inc.                                         36,095      3,962,870       0.1%
    Public Storage                                                 316,191     67,576,341       1.4%
    QTS Realty Trust, Inc. Class A                                  74,124      3,406,739       0.1%
    Ramco-Gershenson Properties Trust                              153,787      2,666,667       0.1%
    Realty Income Corp.                                            548,676     32,503,566       0.7%
    Regency Centers Corp.                                          224,566     16,184,472       0.3%
    Retail Opportunity Investments Corp.                           188,285      3,786,411       0.1%
    Retail Properties of America, Inc. Class A                     482,292      7,509,286       0.2%
    Rexford Industrial Realty, Inc.                                126,625      2,666,723       0.1%
    RLJ Lodging Trust                                              247,742      4,885,472       0.1%
    RMR Group, Inc. (The) Class A                                   11,812        405,742       0.0%
    Ryman Hospitality Properties, Inc.                              89,151      4,494,993       0.1%
    Sabra Health Care REIT, Inc.                                   149,442      3,481,999       0.1%
    Saul Centers, Inc.                                              18,815      1,137,931       0.0%
    Select Income REIT                                             157,103      3,886,728       0.1%
    Senior Housing Properties Trust                                511,739     10,884,689       0.2%
#   Seritage Growth Properties Class A                              15,817        720,464       0.0%
    Silver Bay Realty Trust Corp.                                   59,448        995,754       0.0%
    Simon Property Group, Inc.                                     675,550    125,625,278       2.6%
#   SL Green Realty Corp.                                          214,852     21,102,763       0.4%
    Spirit Realty Capital, Inc.                                  1,027,741     12,240,395       0.3%
    STAG Industrial, Inc.                                          150,841      3,479,902       0.1%
    STORE Capital Corp.                                            169,728      4,631,877       0.1%
    Summit Hotel Properties, Inc.                                  191,888      2,492,625       0.1%
    Sun Communities, Inc.                                          133,702     10,285,695       0.2%
    Sunstone Hotel Investors, Inc.                                 438,106      5,502,611       0.1%
    Tanger Factory Outlet Centers, Inc.                            205,230      7,142,004       0.1%
    Taubman Centers, Inc.                                          130,156      9,431,104       0.2%
    Terreno Realty Corp.                                            59,102      1,542,562       0.0%
    UDR, Inc.                                                      568,465     19,879,221       0.4%
#   UMH Properties, Inc.                                            35,233        427,024       0.0%
    Universal Health Realty Income Trust                            16,226        952,466       0.0%
    Urban Edge Properties                                          185,438      4,786,155       0.1%
    Urstadt Biddle Properties, Inc.                                  4,807         82,825       0.0%
    Urstadt Biddle Properties, Inc. Class A                         33,150        712,725       0.0%
    Ventas, Inc.                                                   745,527     50,509,454       1.0%
    VEREIT, Inc. REIT                                            2,089,475     19,641,065       0.4%
    Vornado Realty Trust                                           361,278     33,519,373       0.7%
    Washington Prime Group, Inc.                                   399,475      4,190,493       0.1%
#   Washington REIT                                                143,050      4,208,531       0.1%
    Weingarten Realty Investors                                    258,277      9,352,210       0.2%
    Welltower, Inc.                                                764,813     52,412,635       1.1%
    Whitestone REIT                                                 61,863        822,778       0.0%
    WP Carey, Inc.                                                 209,677     12,735,781       0.3%
    Xenia Hotels & Resorts, Inc.                                   145,309      2,268,273       0.0%
TOTAL COMMON STOCKS                                                         1,593,183,457      32.6%
                                                                           --------------      ----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                    SHARES       VALUE++     OF NET ASSETS**
                                                                  ----------- -------------- ---------------
AFFILIATED INVESTMENT COMPANIES -- (67.0%)
UNITED STATES -- (67.0%)
     DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.                           320,901,426 $1,678,314,456       34.3%
     DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.                                       47,182,930  1,619,318,167       33.1%
                                                                              --------------      -----
TOTAL UNITED STATES                                                            3,297,632,623       67.4%
                                                                              --------------      -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES                           3,297,632,623       67.4%
                                                                              --------------      -----
TOTAL INVESTMENT SECURITIES                                                    4,890,816,080
                                                                              --------------

                                                                                 VALUE+
                                                                              --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@ DFA Short Term Investment Fund                                 2,940,518     34,027,679        0.7%
                                                                              --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,232,241,062)                           $4,924,843,759      100.7%
                                                                              ==============      =====
AFFILIATED SECURITIES TOTAL                                                    3,297,632,623       67.4%
                                                                              --------------      -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------
                                            LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                         -------------- ----------- ------- --------------
Common Stocks
   United States                         $1,593,183,457          --   --    $1,593,183,457
Affiliated Investment Companies
   United States                          3,297,632,623          --   --     3,297,632,623
Securities Lending Collateral                        -- $34,027,679   --        34,027,679
                                         -------------- -----------   --    --------------
TOTAL                                    $4,890,816,080 $34,027,679   --    $4,924,843,759
                                         ============== ===========   ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (92.9%)
AUSTRALIA -- (7.2%)
*   AED Oil, Ltd.                                                   992,337 $        --       0.0%
*   Alkane Resources, Ltd.                                          161,260      67,416       0.0%
    ALS, Ltd.                                                     2,425,618  11,461,123       0.1%
#   Alumina, Ltd.                                                14,703,468  17,671,757       0.2%
#   AP Eagers, Ltd.                                                 223,090   1,662,364       0.0%
*   APN News & Media, Ltd.                                        1,711,240   3,480,548       0.0%
    Ardent Leisure Group                                          1,029,266   1,576,105       0.0%
*   Arrium, Ltd.                                                 40,069,546         213       0.0%
*   ASG Group, Ltd.                                                 257,272     312,435       0.0%
*   Atlas Iron, Ltd.                                              4,368,028      43,286       0.0%
#*  Ausdrill, Ltd.                                                4,771,042   4,791,577       0.1%
#   Austal, Ltd.                                                  3,999,384   4,662,180       0.0%
#*  Australian Agricultural Co., Ltd.                             9,411,756  12,473,124       0.1%
#   Australian Pharmaceutical Industries, Ltd.                    6,356,547   9,162,810       0.1%
    Australian Vintage, Ltd.                                        207,737      76,594       0.0%
*   Avanco Resources, Ltd.                                        1,290,021      54,813       0.0%
    AVJennings, Ltd.                                                146,800      63,568       0.0%
#*  AWE, Ltd.                                                     9,227,172   3,778,828       0.0%
    Bank of Queensland, Ltd.                                      2,228,706  17,684,992       0.2%
    Beach Energy, Ltd.                                           32,877,287  17,895,674       0.2%
#*  Beadell Resources, Ltd.                                       5,365,204   1,908,837       0.0%
#   Bendigo & Adelaide Bank, Ltd.                                 2,001,496  16,902,360       0.1%
#*  Billabong International, Ltd.                                 1,761,838   1,616,668       0.0%
    BlueScope Steel, Ltd.                                        10,422,296  61,831,603       0.5%
*   Boart Longyear, Ltd.                                          2,488,111     264,663       0.0%
*   Boom Logistics, Ltd.                                            179,416      15,669       0.0%
    Boral, Ltd.                                                   6,013,070  28,729,138       0.2%
*   Bradken, Ltd.                                                 1,222,429   2,988,386       0.0%
    Breville Group, Ltd.                                            556,317   3,912,259       0.0%
#   Brickworks, Ltd.                                                932,972   9,561,048       0.1%
#   Cabcharge Australia, Ltd.                                     1,936,503   5,293,620       0.1%
*   Capral, Ltd.                                                     86,368      11,171       0.0%
#   Cardno, Ltd.                                                  2,454,151   1,723,498       0.0%
*   Carnarvon Petroleum, Ltd.                                       105,962       9,666       0.0%
*   CDS Technologies, Ltd.                                           15,209          --       0.0%
#   Cedar Woods Properties, Ltd.                                    131,088     447,732       0.0%
    Cleanaway Waste Management, Ltd.                             38,190,407  33,625,758       0.3%
    Codan, Ltd.                                                      38,833      44,936       0.0%
#   Collection House, Ltd.                                            5,616       5,692       0.0%
*   Cooper Energy, Ltd.                                           4,565,802   1,141,722       0.0%
#   CSG, Ltd.                                                       250,049     243,320       0.0%
    CSR, Ltd.                                                    12,259,592  34,041,307       0.3%
#   Decmil Group, Ltd.                                            2,459,783   2,066,810       0.0%
*   Devine, Ltd.                                                    442,764     151,272       0.0%
    Donaco International, Ltd.                                       60,673      20,060       0.0%
#*  Doray Minerals, Ltd.                                          1,656,706     668,655       0.0%
    Downer EDI, Ltd.                                             10,628,374  46,976,239       0.4%
    Eclipx Group, Ltd.                                                2,589       7,572       0.0%
#*  Elders, Ltd.                                                    348,072   1,026,739       0.0%
*   Emeco Holdings, Ltd.                                          1,400,008      74,060       0.0%
#*  Energy Resources of Australia, Ltd.                           1,946,286     504,806       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#*  Energy World Corp., Ltd.                                      1,431,974 $   239,065       0.0%
#   EQT Holdings, Ltd.                                               17,587     237,453       0.0%
    Event Hospitality and Entertainment, Ltd.                     1,629,223  17,330,680       0.1%
    Evolution Mining, Ltd.                                       15,045,133  26,531,679       0.2%
    Fairfax Media, Ltd.                                          42,223,224  26,447,848       0.2%
#*  Fleetwood Corp., Ltd.                                           264,240     402,294       0.0%
#   FlexiGroup, Ltd.                                                746,029   1,273,992       0.0%
    Folkestone, Ltd.                                                 14,643      10,205       0.0%
    Gateway Lifestyle                                               103,172     181,488       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.                     543,621   1,263,619       0.0%
    GrainCorp, Ltd. Class A                                       4,219,989  26,909,694       0.2%
    Grange Resources, Ltd.                                          946,730      82,506       0.0%
#   Greencross, Ltd.                                                 57,944     307,093       0.0%
    GWA Group, Ltd.                                                 181,506     393,434       0.0%
    HFA Holdings, Ltd.                                              920,335   1,600,722       0.0%
*   Hills, Ltd.                                                   1,883,843     915,173       0.0%
*   Imdex, Ltd.                                                      14,389       6,573       0.0%
#   IMF Bentham, Ltd.                                               986,974   1,376,654       0.0%
    Independence Group NL                                         2,430,721   7,914,913       0.1%
#   IOOF Holdings, Ltd.                                              55,964     348,389       0.0%
#   iSelect, Ltd.                                                   489,252     676,997       0.0%
#   Japara Healthcare, Ltd.                                         324,745     463,684       0.0%
    K&S Corp., Ltd.                                                 126,062     136,287       0.0%
#*  Karoon Gas Australia, Ltd.                                    1,517,985   2,637,372       0.0%
#*  Kingsgate Consolidated, Ltd.                                  2,983,828     461,291       0.0%
*   Lednium, Ltd.                                                   438,495          --       0.0%
*   Lemarne Corp., Ltd.                                               5,585       1,891       0.0%
    MACA, Ltd.                                                    2,756,044   3,690,525       0.0%
*   Macmahon Holdings, Ltd.                                       3,861,458     272,110       0.0%
    Mantra Group, Ltd.                                               32,413      80,928       0.0%
    MaxiTRANS Industries, Ltd.                                    4,076,237   1,967,010       0.0%
#   McPherson's, Ltd.                                             1,531,779   1,232,819       0.0%
*   Medusa Mining, Ltd.                                           2,066,263   1,008,892       0.0%
    Melbourne IT, Ltd.                                               99,906     148,218       0.0%
#*  Metals X, Ltd.                                                2,237,711   2,355,517       0.0%
#*  Metcash, Ltd.                                                14,013,792  21,149,118       0.2%
    Michael Hill International, Ltd.                                 13,999      16,872       0.0%
*   Mincor Resources NL                                           2,456,021     607,276       0.0%
*   Mineral Deposits, Ltd.                                           33,886       9,117       0.0%
#   Mineral Resources, Ltd.                                       3,475,965  30,579,414       0.2%
#   MMA Offshore, Ltd.                                            4,778,344   1,107,328       0.0%
#   Money3 Corp., Ltd.                                              545,041     731,688       0.0%
#*  Mount Gibson Iron, Ltd.                                       8,588,806   2,133,215       0.0%
#   Myer Holdings, Ltd.                                          20,305,776  18,098,781       0.2%
    MyState, Ltd.                                                   137,073     414,745       0.0%
#   New Hope Corp., Ltd.                                            300,273     428,602       0.0%
#   Nine Entertainment Co. Holdings, Ltd.                           217,600     141,946       0.0%
*   NRW Holdings, Ltd.                                            3,328,857   1,352,893       0.0%
    Nufarm, Ltd.                                                  3,949,321  26,511,801       0.2%
    OZ Minerals, Ltd.                                             7,708,562  39,385,693       0.3%
#   Pacific Current Group, Ltd.                                      33,706      94,820       0.0%
#*  Paladin Energy, Ltd.                                          5,597,121     595,099       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Panoramic Resources, Ltd.                                     3,374,551 $   593,174       0.0%
    Paragon Care, Ltd.                                               23,420      14,776       0.0%
    Peet, Ltd.                                                      797,939     576,247       0.0%
#*  Perseus Mining, Ltd.                                         17,304,365   8,134,103       0.1%
    PMP, Ltd.                                                     4,762,210   3,117,294       0.0%
    Premier Investments, Ltd.                                     1,222,237  13,153,201       0.1%
#   Primary Health Care, Ltd.                                    12,982,539  37,841,289       0.3%
    Prime Media Group, Ltd.                                       1,531,398     325,889       0.0%
#   Programmed Maintenance Services, Ltd.                         2,554,875   2,784,505       0.0%
    Qantas Airways, Ltd.                                            809,731   1,881,674       0.0%
#   Qube Holdings, Ltd.                                           1,301,657   2,203,563       0.0%
*   Ramelius Resources, Ltd.                                      1,793,456     666,866       0.0%
#   RCR Tomlinson, Ltd.                                           1,591,301   3,219,469       0.0%
*   Regional Express Holdings, Ltd.                                  21,861      13,845       0.0%
#   Resolute Mining, Ltd.                                         6,271,957   7,408,742       0.1%
    Ridley Corp., Ltd.                                            6,977,105   6,605,995       0.1%
    SAI Global, Ltd.                                                108,541     385,962       0.0%
*   Saracen Mineral Holdings, Ltd.                                2,089,544   1,805,501       0.0%
#   Select Harvests, Ltd.                                           167,254     777,315       0.0%
#*  Senex Energy, Ltd.                                            6,637,748   1,271,397       0.0%
    Service Stream, Ltd.                                          3,728,301   3,085,188       0.0%
#   Seven Group Holdings, Ltd.                                    2,554,612  17,607,792       0.1%
#   Seven West Media, Ltd.                                       20,150,904  10,383,737       0.1%
    Sigma Pharmaceuticals, Ltd.                                  16,965,561  17,121,514       0.1%
*   Silver Lake Resources, Ltd.                                     781,543     383,085       0.0%
#   Sims Metal Management, Ltd.                                   3,969,972  30,200,868       0.2%
*   Sino Gas & Energy Holdings, Ltd.                                953,277      70,799       0.0%
    Slater & Gordon, Ltd.                                           224,932      62,202       0.0%
#   SMS Management & Technology, Ltd.                               168,719     195,496       0.0%
#   Southern Cross Media Group, Ltd.                             10,193,512  11,127,847       0.1%
#   Spotless Group Holdings, Ltd.                                 4,415,971   3,349,947       0.0%
    SRG, Ltd.                                                         8,669      10,544       0.0%
    Star Entertainment Grp, Ltd. (The)                            5,244,339  19,844,276       0.2%
    Steadfast Group, Ltd.                                             3,220       5,229       0.0%
*   Sundance Energy Australia, Ltd.                                 838,524     110,360       0.0%
    Sunland Group, Ltd.                                           4,829,649   5,567,444       0.1%
#   Tassal Group, Ltd.                                            3,153,719   9,220,344       0.1%
#*  Ten Network Holdings, Ltd.                                    1,213,164     953,120       0.0%
#   TFS Corp., Ltd.                                               5,237,523   5,575,736       0.1%
*   Tiger Resources, Ltd.                                           400,000       6,083       0.0%
    Tox Free Solutions, Ltd.                                        439,095     784,274       0.0%
    Treasury Wine Estates, Ltd.                                   5,628,238  45,883,460       0.4%
#*  Troy Resources, Ltd.                                          4,024,702   1,093,860       0.0%
*   UGL, Ltd.                                                       483,922   1,181,333       0.0%
#   Villa World, Ltd.                                             1,060,248   1,837,354       0.0%
#   Village Roadshow, Ltd.                                        2,388,242   9,233,441       0.1%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     25,431,330   4,540,530       0.0%
*   Virgin Australia Holdings, Ltd.()                            39,419,376          --       0.0%
#*  Watpac, Ltd.                                                  1,941,720   1,319,178       0.0%
    Webster, Ltd.                                                    63,484      58,871       0.0%
#*  Western Areas, Ltd.                                           1,677,925   3,147,142       0.0%
#*  Whitehaven Coal, Ltd.                                        13,243,340  30,456,099       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
AUSTRALIA -- (Continued)
#*  WorleyParsons, Ltd.                                          4,851,691 $ 31,007,008       0.3%
    WPP AUNZ, Ltd.                                               6,066,337    3,755,158       0.0%
                                                                           ------------       ---
TOTAL AUSTRALIA                                                             996,960,222       7.7%
                                                                           ------------       ---
AUSTRIA -- (1.0%)
    Agrana Beteiligungs AG                                          86,280   10,332,986       0.1%
    Austria Technologie & Systemtechnik AG                         461,364    5,107,367       0.1%
    BUWOG AG                                                        69,279    1,674,459       0.0%
    Lenzing AG                                                         957      124,725       0.0%
    Mayr Melnhof Karton AG                                          42,747    4,734,829       0.0%
    Oberbank AG                                                     40,519    2,575,501       0.0%
    POLYTEC Holding AG                                              33,901      293,224       0.0%
*   Raiffeisen Bank International AG                             2,149,041   35,195,451       0.3%
    Strabag SE                                                     361,412   12,130,128       0.1%
    UNIQA Insurance Group AG                                     1,442,975    9,294,565       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe            71,802    1,415,055       0.0%
    Voestalpine AG                                                 311,181   11,023,917       0.1%
    Wienerberger AG                                              2,688,169   42,958,537       0.3%
                                                                           ------------       ---
TOTAL AUSTRIA                                                               136,860,744       1.1%
                                                                           ------------       ---
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                                      187,497   26,024,582       0.2%
*   AGFA-Gevaert NV                                              2,940,578   12,221,349       0.1%
    Banque Nationale de Belgique                                     4,335   13,420,168       0.1%
    Barco NV                                                       129,432   10,179,685       0.1%
    Bekaert SA                                                     744,925   33,116,567       0.3%
    Cie d'Entreprises CFE                                           18,420    2,030,389       0.0%
#*  Cie Immobiliere de Belgique SA                                  44,356    2,470,914       0.0%
    D'ieteren SA                                                   346,829   15,289,771       0.1%
    Deceuninck NV                                                1,356,961    3,518,509       0.0%
    Euronav NV                                                   1,628,045   12,737,572       0.1%
#   Exmar NV                                                        53,681      383,582       0.0%
    Gimv NV                                                         66,609    3,584,885       0.0%
    Jensen-Group NV                                                 33,840    1,274,585       0.0%
#*  Nyrstar NV                                                   1,024,660    5,261,376       0.1%
*   Papeteries Catala SA                                               188           --       0.0%
    RealDolmen                                                      29,104      721,136       0.0%
    Recticel SA                                                    950,918    6,214,364       0.1%
    Roularta Media Group NV                                         26,550      734,879       0.0%
    Sioen Industries NV                                             99,481    2,965,890       0.0%
    Sipef SA                                                        24,974    1,432,249       0.0%
*   Tessenderlo Chemie NV                                          437,710   14,613,241       0.1%
*   Viohalco SA                                                    132,646      194,874       0.0%
                                                                           ------------       ---
TOTAL BELGIUM                                                               168,390,567       1.3%
                                                                           ------------       ---
CANADA -- (8.0%)
#*  5N Plus, Inc.                                                  494,418      619,267       0.0%
    Acadian Timber Corp.                                            11,217      145,847       0.0%
*   Advantage Oil & Gas, Ltd.                                    5,073,502   34,231,859       0.3%
    Aecon Group, Inc.                                            1,187,518   15,351,944       0.1%
#*  Africa Oil Corp.                                               671,113      960,663       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
#   AGF Management, Ltd. Class B                                 1,846,299 $ 7,033,913       0.1%
    AGT Food & Ingredients, Inc.                                   104,701   2,977,183       0.0%
    AKITA Drilling, Ltd. Class A                                    10,400      64,355       0.0%
*   Alacer Gold Corp.                                            6,499,345  13,131,458       0.1%
    Alamos Gold, Inc. Class A                                    3,820,090  29,961,490       0.2%
#   Alaris Royalty Corp.                                           133,742   1,965,298       0.0%
    Algoma Central Corp.                                           237,310   2,008,103       0.0%
    Altius Minerals Corp.                                           21,288     176,487       0.0%
#*  Argonaut Gold, Inc.                                          2,641,090   5,336,132       0.1%
*   Asanko Gold, Inc.                                            1,047,143   3,864,428       0.0%
#*  Athabasca Oil Corp.                                          4,864,310   4,569,470       0.0%
*   ATS Automation Tooling Systems, Inc.                         1,297,565  11,125,026       0.1%
#*  AuRico Metals, Inc.                                            852,539     781,796       0.0%
    AutoCanada, Inc.                                               109,476   1,799,706       0.0%
#*  Avigilon Corp.                                                  29,664     187,985       0.0%
*   B2Gold Corp.                                                 4,350,892  12,585,895       0.1%
#*  Ballard Power Systems, Inc.                                  1,676,897   3,288,033       0.0%
#*  Banro Corp.                                                    982,725     252,770       0.0%
#*  Baytex Energy Corp.                                          4,724,229  18,174,176       0.2%
#*  Bellatrix Exploration, Ltd.                                  2,115,368   1,908,294       0.0%
#*  Birchcliff Energy, Ltd.                                      2,656,968  16,916,802       0.1%
#   Black Diamond Group, Ltd.                                      282,624     922,905       0.0%
#*  BlackPearl Resources, Inc.                                   2,071,551   2,285,764       0.0%
    Bonavista Energy Corp.                                       4,176,799  13,639,290       0.1%
    Bonterra Energy Corp.                                          178,754   3,363,715       0.0%
    Boralex, Inc. Class A                                          430,612   6,176,825       0.1%
#   Calfrac Well Services, Ltd.                                    107,200     219,787       0.0%
    Canaccord Genuity Group, Inc.                                2,030,229   6,342,100       0.1%
#*  Canacol Energy, Ltd.                                         1,029,910   3,178,877       0.0%
#   Canadian Western Bank                                        1,405,028  26,659,183       0.2%
#   Canam Group, Inc.                                              877,773   5,896,321       0.1%
*   Canfor Corp.                                                   635,200   7,046,728       0.1%
    CanWel Building Materials Group, Ltd.                            1,560       7,618       0.0%
#   Canyon Services Group, Inc.                                  1,281,518   5,092,441       0.1%
#*  Capstone Mining Corp.                                        6,802,980   4,108,263       0.0%
    Cascades, Inc.                                               2,010,336  18,959,778       0.2%
    CCL Industries, Inc. Class B                                    25,789   4,586,377       0.0%
*   Celestica, Inc.                                                381,017   4,508,119       0.0%
    Centerra Gold, Inc.                                          4,709,748  23,806,823       0.2%
*   Cequence Energy, Ltd.                                        2,698,809     583,505       0.0%
    Cervus Equipment Corp.                                           8,993      90,178       0.0%
    Chesswood Group, Ltd.                                            7,299      61,437       0.0%
#*  China Gold International Resources Corp., Ltd.               3,947,001  10,240,486       0.1%
#*  Chinook Energy, Inc.                                           741,098     298,362       0.0%
#   Clarke, Inc.                                                     9,000      61,530       0.0%
*   Continental Gold, Inc.                                         601,448   1,654,621       0.0%
#*  Copper Mountain Mining Corp.                                 1,633,063     523,535       0.0%
#   Corus Entertainment, Inc. Class B                              423,844   3,498,064       0.0%
#   Cott Corp.                                                     690,509   9,055,434       0.1%
*   Crew Energy, Inc.                                            4,690,916  23,047,146       0.2%
#*  Delphi Energy Corp.                                          3,859,580   2,992,592       0.0%
#*  Denison Mines Corp.                                          1,645,047     662,287       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
*   Detour Gold Corp.                                               19,320 $   368,309       0.0%
    DH Corp.                                                        33,572     434,511       0.0%
    Dominion Diamond Corp.                                       2,094,447  17,801,160       0.1%
    Dorel Industries, Inc. Class B                                 877,982  22,288,293       0.2%
#*  Dundee Precious Metals, Inc.                                 2,148,206   4,388,343       0.0%
    E-L Financial Corp., Ltd.                                        1,609     836,709       0.0%
*   Eldorado Gold Corp.                                             48,875     154,135       0.0%
#   Enbridge Income Fund Holdings, Inc.                            698,272  17,721,001       0.1%
*   Endeavour Mining Corp.                                          20,800     406,292       0.0%
*   Endeavour Silver Corp.                                          67,061     294,482       0.0%
    Enerflex, Ltd.                                                 893,547   9,493,063       0.1%
*   Energy Fuels, Inc.                                              18,470      26,715       0.0%
    Enerplus Corp.                                               1,147,425   7,724,780       0.1%
    Ensign Energy Services, Inc.                                 2,652,189  15,996,577       0.1%
#   Equitable Group, Inc.                                           77,918   3,069,550       0.0%
*   Essential Energy Services Trust                              1,698,250     734,351       0.0%
    Firm Capital Mortgage Investment Corp.                          11,705     120,514       0.0%
*   First Majestic Silver Corp.                                    841,351   6,755,648       0.1%
*   GASFRAC Energy Services, Inc.                                   42,951           4       0.0%
    Genesis Land Development Corp.                                  29,263      62,833       0.0%
#   Genworth MI Canada, Inc.                                     1,151,273  25,003,044       0.2%
#*  Golden Star Resources, Ltd.                                  1,192,531   1,084,685       0.0%
#*  Gran Tierra Energy, Inc.                                     7,702,084  22,509,632       0.2%
    Granite Oil Corp.                                              411,188   1,554,256       0.0%
    Guardian Capital Group, Ltd. Class A                            11,893     190,636       0.0%
*   Heroux-Devtek, Inc.                                            338,825   3,657,784       0.0%
    HNZ Group, Inc.                                                 16,021     151,096       0.0%
#   Home Capital Group, Inc.                                       191,335   3,787,329       0.0%
#   Horizon North Logistics, Inc.                                  370,686     502,981       0.0%
    HudBay Minerals, Inc.                                        5,712,186  24,061,620       0.2%
    Hudson's Bay Co.                                               319,749   3,928,624       0.0%
*   IAMGOLD Corp.                                                7,325,623  29,328,708       0.2%
#*  Imperial Metals Corp.                                              703       2,699       0.0%
*   Indigo Books & Music, Inc.                                       6,242      80,276       0.0%
*   Interfor Corp.                                                 779,430   8,722,317       0.1%
*   Intertain Group, Ltd. (The)                                    132,581     819,426       0.0%
    Intertape Polymer Group, Inc.                                  366,493   6,207,948       0.1%
*   Ithaca Energy, Inc.                                          2,515,127   2,418,932       0.0%
*   Ivanhoe Mines, Ltd. Class A                                    710,708   1,107,418       0.0%
*   Kelt Exploration, Ltd.                                         139,882     618,432       0.0%
*   Kingsway Financial Services, Inc.                              247,147   1,395,764       0.0%
*   Kinross Gold Corp.                                           2,509,724   9,748,499       0.1%
*   Kirkland Lake Gold, Inc.                                       729,207   5,056,007       0.1%
*   Knight Therapeutics, Inc.                                       97,900     651,061       0.0%
    Laurentian Bank of Canada                                      994,209  36,742,668       0.3%
#*  Lightstream Resources, Ltd.                                  2,048,004     175,591       0.0%
    Linamar Corp.                                                   34,583   1,406,473       0.0%
#   Liquor Stores N.A., Ltd.                                       649,270   5,169,763       0.1%
*   Lundin Mining Corp.                                          3,022,583  11,830,732       0.1%
*   Lydian International, Ltd.                                      81,322      24,252       0.0%
    Major Drilling Group International, Inc.                       933,726   4,782,448       0.0%
    Martinrea International, Inc.                                  420,217   2,465,599       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CANADA -- (Continued)
#*  MEG Energy Corp.                                              1,902,645 $ 7,759,240       0.1%
    Melcor Developments, Ltd.                                        56,824     525,324       0.0%
*   Mercator Minerals, Ltd.                                         861,957          --       0.0%
#*  Merus Labs International, Inc.                                  138,288     127,844       0.0%
*   Midas Gold Corp.                                                416,700     301,349       0.0%
*   Minco Silver Corp.                                               25,027      24,816       0.0%
*   Mitel Networks Corp.                                             40,054     266,964       0.0%
    Nevsun Resources, Ltd.                                        3,872,815  11,231,828       0.1%
    New Flyer Industries, Inc.                                       35,952   1,005,144       0.0%
*   New Gold, Inc.                                               11,382,167  44,890,527       0.4%
#   Newalta Corp.                                                   558,627     945,414       0.0%
    North American Energy Partners, Inc.                            120,015     358,801       0.0%
    Northern Blizzard Resources, Inc.                               316,640     816,800       0.0%
*   NuVista Energy, Ltd.                                          1,799,984   9,152,234       0.1%
    OceanaGold Corp.                                              3,857,749  11,792,120       0.1%
#*  Painted Pony Petroleum, Ltd.                                  2,800,024  17,159,619       0.1%
    Pan American Silver Corp.                                       741,478  11,841,094       0.1%
*   Parex Resources, Inc.                                             6,195      71,266       0.0%
#   Pengrowth Energy Corp.                                          775,673   1,197,080       0.0%
#   Penn West Petroleum, Ltd.                                     1,568,909   2,503,143       0.0%
    PHX Energy Services Corp.                                        38,522     106,264       0.0%
#*  Pilot Gold, Inc.                                                246,675     106,666       0.0%
#*  Pine Cliff Energy, Ltd.                                          67,600      51,407       0.0%
#   Pizza Pizza Royalty Corp.                                        58,587     663,925       0.0%
*   Platinum Group Metals, Ltd.                                     151,248     260,481       0.0%
#   Precision Drilling Corp.                                      9,599,787  42,799,319       0.3%
*   Pretium Resources, Inc.                                         143,400   1,401,606       0.0%
#*  Primero Mining Corp.                                          2,960,323   3,994,770       0.0%
#   Pulse Seismic, Inc.                                             630,215   1,085,362       0.0%
*   QLT, Inc.                                                       944,662   1,584,649       0.0%
*   Questerre Energy Corp. Class A                                  231,349      86,241       0.0%
*   Raging River Exploration, Inc.                                    7,367      59,045       0.0%
#*  RB Energy, Inc.                                                 238,050         143       0.0%
    Reitmans Canada, Ltd. Class A                                   428,708   2,099,912       0.0%
#*  RMP Energy, Inc.                                              3,644,812   2,173,898       0.0%
#   Rocky Mountain Dealerships, Inc.                                141,595     954,312       0.0%
#   Rogers Sugar, Inc.                                                  147         688       0.0%
#*  Royal Nickel Corp.                                              227,692      61,112       0.0%
    Russel Metals, Inc.                                              98,290   1,564,521       0.0%
#*  Sabina Gold & Silver Corp.                                    1,870,332   1,924,296       0.0%
#*  Sandstorm Gold, Ltd.                                          1,111,043   5,342,748       0.1%
#*  Savanna Energy Services Corp.                                 1,711,716   1,761,103       0.0%
#*  Sherritt International Corp.                                  7,242,314   4,643,547       0.0%
#*  Sierra Wireless, Inc.                                           640,618   8,759,363       0.1%
#*  Silver Standard Resources, Inc.                               1,432,004  15,715,423       0.1%
*   Sonde Resources Corp.                                           463,104         463       0.0%
#*  Southern Pacific Resource Corp.                                 156,000         156       0.0%
*   Sprott Resource Corp.                                         1,071,410     407,380       0.0%
    Sprott, Inc.                                                  1,098,652   1,826,582       0.0%
*   Stornoway Diamond Corp.                                          13,087      11,220       0.0%
#   Stuart Olson, Inc.                                              204,072     890,048       0.0%
*   SunOpta, Inc.                                                    34,041     225,874       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CANADA -- (Continued)
#   Surge Energy, Inc.                                            7,922,942 $   16,184,941       0.1%
    Tahoe Resources, Inc.                                           871,197     10,444,230       0.1%
#*  Taseko Mines, Ltd.                                              914,368        402,205       0.0%
*   Tembec, Inc.                                                    282,549        227,505       0.0%
#*  Teranga Gold Corp.(B4L8QT1)                                     813,669        685,670       0.0%
#*  Teranga Gold Corp.(B5TDK82)                                   7,702,864      6,259,690       0.1%
*   Timmins Gold Corp.                                              345,489        154,547       0.0%
*   TLC Vision Corp.                                                829,259             --       0.0%
    TMX Group, Ltd.                                                 383,467     17,693,859       0.1%
    TORC Oil & Gas, Ltd.                                          4,223,854     23,901,478       0.2%
#   Torstar Corp. Class B                                           129,389        161,097       0.0%
    Total Energy Services, Inc.                                      37,240        352,604       0.0%
    TransAlta Corp.                                               4,083,017     17,990,480       0.2%
    Transcontinental, Inc. Class A                                1,201,243     16,066,726       0.1%
    TransGlobe Energy Corp.                                         834,828      1,524,885       0.0%
*   Trevali Mining Corp.                                          2,232,107      1,714,061       0.0%
#*  Trican Well Service, Ltd.                                     2,884,327      6,193,142       0.1%
*   Trilogy Energy Corp.                                             34,203        183,599       0.0%
    Trinidad Drilling, Ltd.                                       4,463,984      8,553,224       0.1%
#   Veresen, Inc.                                                   468,161      4,240,778       0.0%
    Wajax Corp.                                                      54,428        618,823       0.0%
    West Fraser Timber Co., Ltd.                                     58,873      2,015,543       0.0%
    Western Energy Services Corp.                                   845,664      1,475,325       0.0%
    WestJet Airlines, Ltd.                                           46,672        763,774       0.0%
#   Whitecap Resources, Inc.                                      3,175,439     25,378,891       0.2%
    Wi-LAN, Inc.                                                  1,375,703      1,969,246       0.0%
*   Xtreme Drilling Corp.                                           295,515        616,896       0.0%
    Yamana Gold, Inc.                                             2,242,557      8,008,535       0.1%
#*  Yellow Pages, Ltd.                                              252,920      4,097,481       0.0%
                                                                            --------------       ---
TOTAL CANADA                                                                 1,103,264,807       8.5%
                                                                            --------------       ---
CHINA -- (0.1%)
    Chu Kong Shipping Enterprise Group Co., Ltd.                    628,000        172,927       0.0%
*   Hanfeng Evergreen, Inc.                                         707,267             --       0.0%
    Hua Hong Semiconductor, Ltd.                                    520,000        614,404       0.0%
    K Wah International Holdings, Ltd.                           17,861,955      9,657,132       0.1%
*   United Photovoltaics Group, Ltd.                              3,290,000        287,493       0.0%
                                                                            --------------       ---
TOTAL CHINA                                                                     10,731,956       0.1%
                                                                            --------------       ---
DENMARK -- (1.7%)
    Alm Brand A.S.                                                2,438,307     18,350,175       0.1%
#*  Bang & Olufsen A.S.                                             207,428      2,293,087       0.0%
    BankNordik P/F                                                    1,163         22,319       0.0%
    Brodrene Hartmann A.S.                                           46,147      2,279,747       0.0%
#*  D/S Norden A.S.                                                 294,869      4,198,957       0.0%
    DFDS A.S.                                                       434,504     20,994,457       0.2%
    Djurslands Bank A.S.                                              2,525         81,056       0.0%
#   FLSmidth & Co. A.S.                                              89,098      3,232,731       0.0%
*   GPV Industri A.S. Series B                                        6,000             --       0.0%
    Harboes Bryggeri A.S. Class B                                    23,903        495,663       0.0%
    Jyske Bank A.S.                                               1,025,280     46,486,501       0.4%
    Lan & Spar Bank                                                   5,145        283,236       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
DENMARK -- (Continued)
    Matas A.S.                                                         111 $      2,154       0.0%
    NKT Holding A.S.                                               230,231   15,500,479       0.1%
    Nordjyske Bank A.S.                                              8,641      127,336       0.0%
*   Parken Sport & Entertainment A.S.                                2,075       23,444       0.0%
    Per Aarsleff Holding A.S.                                      342,558    8,082,043       0.1%
    Ringkjoebing Landbobank A.S.                                       177       37,475       0.0%
*   Santa Fe Group A.S.                                             79,932      776,844       0.0%
    Schouw & Co., AB                                               318,012   20,174,160       0.2%
    Solar A.S. Class B                                              16,327      897,339       0.0%
    Spar Nord Bank A.S.                                          1,189,967   11,931,434       0.1%
    Sydbank A.S.                                                 1,377,895   43,026,529       0.3%
*   TDC A.S.                                                     5,739,318   31,643,725       0.3%
#*  TK Development A.S.                                            837,838    1,109,122       0.0%
    United International Enterprises                                 3,452      638,755       0.0%
                                                                           ------------       ---
TOTAL DENMARK                                                               232,688,768       1.8%
                                                                           ------------       ---
FINLAND -- (2.5%)
    Ahlstrom Oyj                                                    45,551      635,520       0.0%
#   Aktia Bank Oyj                                                 167,405    1,672,352       0.0%
    Alma Media Oyj                                                 209,576    1,207,512       0.0%
    Apetit Oyj                                                      50,608      717,839       0.0%
    Aspo Oyj                                                        39,647      307,297       0.0%
    Atria Oyj                                                      198,093    2,174,029       0.0%
    Cargotec Oyj Class B                                           973,185   39,910,579       0.3%
    Cramo Oyj                                                      619,607   16,239,107       0.1%
    Digia Oyj                                                       21,229       77,024       0.0%
*   Finnair Oyj                                                  1,223,195    5,421,853       0.1%
    Fiskars Oyj Abp                                                 44,402      795,470       0.0%
    HKScan Oyj Class A                                             521,807    1,816,531       0.0%
    Huhtamaki Oyj                                                  759,984   30,671,415       0.3%
    Kemira Oyj                                                   2,528,559   30,135,556       0.2%
    Kesko Oyj Class A                                               19,510      911,147       0.0%
    Kesko Oyj Class B                                            1,458,967   72,495,964       0.6%
    Lemminkainen Oyj                                                99,276    1,883,458       0.0%
#   Metsa Board Oyj                                              4,684,138   26,908,209       0.2%
#   Munksjo Oyj                                                     27,842      400,152       0.0%
    Neste Oyj                                                      671,210   28,957,405       0.2%
    Olvi Oyj Class A                                                 2,275       68,893       0.0%
    Oriola-KD Oyj Class B                                          686,815    3,218,654       0.0%
*   Outokumpu Oyj                                                1,724,584   12,023,047       0.1%
#*  Outotec Oyj                                                    496,356    2,161,287       0.0%
*   QT Group Oyj                                                    15,308       86,226       0.0%
    Raisio Oyj Class V                                           1,633,514    6,830,108       0.1%
    Ramirent Oyj                                                   219,254    1,616,649       0.0%
    Saga Furs Oyj                                                    8,867      132,460       0.0%
    Sanoma Oyj                                                   1,239,799   11,593,430       0.1%
    SRV Group Oyj                                                    5,273       25,210       0.0%
    Teleste Oyj                                                      5,782       61,646       0.0%
    Tikkurila Oyj                                                  112,062    2,157,553       0.0%
    Valmet Oyj                                                     897,373   13,323,369       0.1%
    Viking Line Abp                                                  7,850      189,686       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FINLAND -- (Continued)
    YIT Oyj                                                      2,508,896 $ 20,923,958       0.2%
                                                                           ------------       ---
TOTAL FINLAND                                                               337,750,595       2.6%
                                                                           ------------       ---
FRANCE -- (4.4%)
    Actia Group                                                    175,619    1,573,507       0.0%
#*  Air France-KLM                                               1,494,083    9,107,473       0.1%
    Albioma SA                                                     184,818    3,052,989       0.0%
    Altamir                                                        206,874    2,643,783       0.0%
    April SA                                                         7,583      103,967       0.0%
    Arkema SA                                                    1,001,886   95,001,175       0.7%
    Assystem                                                        39,657    1,188,824       0.0%
    Aubay                                                           70,886    2,010,083       0.0%
    Axway Software SA                                               14,070      430,956       0.0%
*   Bigben Interactive                                              13,992       96,595       0.0%
    Bollore SA(4572709)                                          3,522,006   11,595,323       0.1%
*   Bollore SA(BD3RTL2)                                             24,048       86,852       0.0%
    Bonduelle SCA                                                  233,895    5,542,108       0.1%
#   Bourbon Corp.                                                  117,284    1,530,631       0.0%
    Burelle SA                                                      10,821   10,641,077       0.1%
#*  Cegedim SA                                                      54,219    1,380,332       0.0%
*   Cegid Group SA                                                  66,199           --       0.0%
#*  CGG SA                                                         310,314    8,196,099       0.1%
    Chargeurs SA                                                   301,181    5,236,400       0.1%
    Cie des Alpes                                                  104,028    1,926,158       0.0%
*   Coface SA                                                      215,852    1,397,688       0.0%
    Derichebourg SA                                              2,041,086    6,383,226       0.1%
    Devoteam SA                                                      9,150      494,166       0.0%
    Dom Security                                                    11,881      573,634       0.0%
    Elis SA                                                         21,108      350,685       0.0%
#*  Eramet                                                          43,344    2,034,426       0.0%
*   Esso SA Francaise                                               33,385    1,342,634       0.0%
#*  Etablissements Maurel et Prom                                1,311,066    5,771,151       0.1%
    Euler Hermes Group                                              60,597    5,256,569       0.1%
    Eutelsat Communications SA                                      65,024    1,362,567       0.0%
    Exel Industries Class A                                            403       29,505       0.0%
    Faiveley Transport SA                                           20,528    2,237,999       0.0%
    Fleury Michon SA                                                23,476    1,535,846       0.0%
    Gaumont SA                                                      20,605    1,215,929       0.0%
    Gevelot SA                                                       3,986      617,726       0.0%
    GL Events                                                      162,407    2,896,424       0.0%
    Groupe Crit                                                      3,755      247,654       0.0%
*   Groupe Flo                                                       4,906        3,932       0.0%
*   Groupe Fnac SA                                                 122,227    8,343,649       0.1%
    Groupe Open                                                     22,675      609,281       0.0%
    Guerbet                                                         37,119    2,205,884       0.0%
*   HiPay Group SA                                                  11,675      132,177       0.0%
    Imerys SA                                                       28,285    1,969,326       0.0%
*   Immobiliere Hoteliere SA                                        27,700           --       0.0%
    IPSOS                                                          403,179   13,168,022       0.1%
    Jacquet Metal Service                                          284,368    4,774,186       0.0%
    Korian SA                                                      445,443   13,643,535       0.1%
    Lagardere SCA                                                1,052,661   26,807,787       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FRANCE -- (Continued)
    Laurent-Perrier                                                  1,440 $    110,681       0.0%
    Le Noble Age                                                    11,554      406,563       0.0%
    LISI                                                           241,547    7,155,477       0.1%
    Manitou BF SA                                                   35,267      636,671       0.0%
    Manutan International                                           24,847    1,621,772       0.0%
    Mersen                                                         193,335    3,869,466       0.0%
    MGI Coutier                                                    110,433    3,104,652       0.0%
    Mr Bricolage                                                   111,339    1,612,358       0.0%
*   Naturex                                                          3,535      320,736       0.0%
    Neopost SA                                                     376,099   11,390,672       0.1%
*   Nexans SA                                                      759,787   43,188,043       0.3%
    Nexity SA                                                      584,361   29,339,890       0.2%
*   NRJ Group                                                       12,009      119,596       0.0%
*   OL Groupe SA                                                       465        1,445       0.0%
#*  Onxeo SA                                                        12,700       33,280       0.0%
*   Parrot SA                                                        2,316       20,570       0.0%
*   Peugeot SA                                                     725,879   10,870,047       0.1%
#*  Pierre & Vacances SA                                           109,874    4,299,415       0.0%
    Plastic Omnium SA                                              293,007    9,554,862       0.1%
    Plastivaloire                                                   17,808    2,230,303       0.0%
    PSB Industries SA                                               15,384      777,179       0.0%
#   Rallye SA                                                      521,145    9,441,649       0.1%
    Rexel SA                                                     3,645,764   50,563,981       0.4%
    Rothschild & Co.                                                94,309    2,237,357       0.0%
    Samse SA                                                           151       23,554       0.0%
    Savencia SA                                                    133,951    8,205,384       0.1%
    Seche Environnement SA                                          29,120      894,426       0.0%
#*  Sequana SA                                                     976,037    1,670,401       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    84,479    2,700,788       0.0%
#*  SOITEC                                                       4,647,306    4,437,912       0.0%
    Sopra Steria Group                                              94,551    9,618,980       0.1%
*   Ste Industrielle d'Aviation Latecoere SA                       379,230    1,455,497       0.0%
    Stef SA                                                          2,635      203,988       0.0%
#   STMicroelectronics NV                                          373,695    3,546,744       0.0%
    Sword Group                                                     76,020    2,277,841       0.0%
    Technip SA                                                     213,838   14,192,409       0.1%
    Teleperformance                                                302,032   31,911,973       0.3%
#   Television Francaise 1                                         887,537    8,174,544       0.1%
    TFF Group                                                        1,593      177,766       0.0%
    Total Gabon                                                      2,128      304,112       0.0%
    Trigano SA                                                     175,485   12,412,759       0.1%
*   Ubisoft Entertainment SA                                       633,369   21,550,758       0.2%
    Vicat SA                                                       206,545   12,985,883       0.1%
#   Vilmorin & Cie SA                                               46,543    2,798,615       0.0%
    Vranken-Pommery Monopole SA                                     78,488    1,976,179       0.0%
                                                                           ------------       ---
TOTAL FRANCE                                                                601,177,118       4.6%
                                                                           ------------       ---
GERMANY -- (6.8%)
    Aareal Bank AG                                               1,773,002   64,129,789       0.5%
    Adler Modemaerkte AG                                             1,102        6,260       0.0%
*   ADVA Optical Networking SE                                     663,531    5,287,597       0.1%
#   Allgeier SE                                                     47,867      945,362       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
GERMANY -- (Continued)
*   AS Creation Tapeten                                             20,732 $    721,902       0.0%
    Aurubis AG                                                   1,167,679   60,878,661       0.5%
    Bauer AG                                                       286,017    3,928,010       0.0%
#   BayWa AG                                                       296,379    9,958,378       0.1%
    Bechtle AG                                                      37,043    3,895,844       0.0%
    Bijou Brigitte AG                                                9,515      564,460       0.0%
#*  Bilfinger SE                                                   849,406   29,910,960       0.2%
    Biotest AG                                                     138,215    2,468,822       0.0%
    Borussia Dortmund GmbH & Co. KGaA                            1,079,334    6,809,964       0.1%
    CENTROTEC Sustainable AG                                       142,354    2,339,621       0.0%
#   Clere AG                                                        45,495      951,633       0.0%
    Comdirect Bank AG                                              163,897    1,664,030       0.0%
    CropEnergies AG                                                130,312      737,904       0.0%
    Data Modul AG                                                   12,473      700,644       0.0%
#*  DEAG Deutsche Entertainment AG                                 168,435      464,045       0.0%
    Deutsche Beteiligungs AG                                        64,453    2,178,812       0.0%
    Deutsche Lufthansa AG                                          130,628    1,671,921       0.0%
    Deutz AG                                                     2,214,295   10,952,485       0.1%
    DMG Mori AG                                                    999,797   45,763,876       0.4%
    Dr Hoenle AG                                                     6,835      189,627       0.0%
    Draegerwerk AG & Co. KGaA                                       34,071    2,176,306       0.0%
    Eckert & Ziegler AG                                             53,169    1,233,248       0.0%
    Elmos Semiconductor AG                                         271,869    4,117,097       0.0%
#   ElringKlinger AG                                               187,373    2,902,477       0.0%
*   Euromicron AG                                                   58,994      472,846       0.0%
*   First Sensor AG                                                 20,770      323,798       0.0%
    Fraport AG Frankfurt Airport Services Worldwide                387,069   22,976,595       0.2%
    Freenet AG                                                     129,599    3,715,490       0.0%
#   Gerry Weber International AG                                   111,196    1,388,237       0.0%
#   Gesco AG                                                        22,415    1,791,614       0.0%
    GFK SE                                                          35,701    1,204,046       0.0%
    GFT Technologies SE                                            184,443    3,691,704       0.0%
    Grammer AG                                                     339,736   19,448,760       0.2%
*   H&R GmbH & Co. KGaA                                            134,605    2,491,964       0.0%
    Hamburger Hafen und Logistik AG                                 79,409    1,262,250       0.0%
#*  Heidelberger Druckmaschinen AG                               4,458,372   11,840,155       0.1%
    Hella KGaA Hueck & Co.                                           7,103      271,080       0.0%
    Hochtief AG                                                     61,991    8,464,678       0.1%
*   HolidayCheck Group AG                                           28,620       70,463       0.0%
    Homag Group AG                                                   7,161      325,142       0.0%
    Hornbach Baumarkt AG                                            61,262    1,933,419       0.0%
    Indus Holding AG                                               245,927   14,515,644       0.1%
    Isra Vision AG                                                  76,820    8,936,506       0.1%
    Jenoptik AG                                                  1,108,909   19,057,621       0.2%
#   K+S AG                                                         726,778   14,717,070       0.1%
*   Kampa AG                                                        31,214          514       0.0%
*   Kloeckner & Co. SE                                           1,889,744   23,598,859       0.2%
*   Koenig & Bauer AG                                               74,941    3,527,069       0.0%
#*  Kontron AG                                                     709,737    2,438,092       0.0%
    KSB AG                                                           5,771    2,378,083       0.0%
    KWS Saat SE                                                     14,435    4,722,796       0.0%
    Lanxess AG                                                   1,639,319  105,120,810       0.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
GERMANY -- (Continued)
    Leifheit AG                                                     45,864 $  2,971,567       0.0%
    Leoni AG                                                       541,979   20,556,958       0.2%
#*  Manz AG                                                         27,756    1,012,910       0.0%
*   Mediclin AG                                                    673,562    4,228,564       0.0%
    MLP AG                                                         397,026    1,611,280       0.0%
*   Mosaic Software AG                                              12,800           --       0.0%
    Nexus AG                                                       167,916    3,441,118       0.0%
*   Nordex SE                                                      260,378    6,857,726       0.1%
    OHB SE                                                             703       14,580       0.0%
    Osram Licht AG                                               1,096,994   62,305,723       0.5%
*   Patrizia Immobilien AG                                         104,588    2,164,929       0.0%
#   PNE Wind AG                                                    716,855    1,605,145       0.0%
    Progress-Werk Oberkirch AG                                       3,966      163,227       0.0%
    Puma SE                                                          4,627    1,153,157       0.0%
#   QSC AG                                                       2,352,134    4,853,619       0.1%
    Rheinmetall AG                                               1,078,306   74,853,689       0.6%
    RHOEN-KLINIKUM AG                                              413,727   11,517,157       0.1%
#   RIB Software AG                                                 18,249      247,547       0.0%
*   Rohwedder AG                                                    44,910           --       0.0%
    SAF-Holland SA                                                 665,830    8,941,789       0.1%
    Salzgitter AG                                                1,332,610   43,805,512       0.4%
    SHW AG                                                          90,436    3,135,135       0.0%
*   Siltronic AG                                                    10,069      363,343       0.0%
#   Sixt SE                                                        255,722   15,517,330       0.1%
*   SKW Stahl-Metallurgie Holding AG                                18,698       41,367       0.0%
#   SMA Solar Technology AG                                         23,496      603,399       0.0%
    Software AG                                                    529,214   19,233,849       0.2%
    Stada Arzneimittel AG                                          294,361   14,761,780       0.1%
    Suedzucker AG                                                1,184,938   30,396,675       0.2%
#*  Suess MicroTec AG                                              272,275    1,907,824       0.0%
    Surteco SE                                                      53,016    1,338,863       0.0%
    TAG Immobilien AG                                              288,169    3,842,634       0.0%
    Technotrans AG                                                  58,404    1,397,652       0.0%
#*  Tom Tailor Holding AG                                          235,546    1,181,240       0.0%
    VERBIO Vereinigte BioEnergie AG                                408,839    3,049,743       0.0%
#*  Vossloh AG                                                       9,059      550,685       0.0%
#   VTG AG                                                         315,946    9,641,714       0.1%
    Wacker Chemie AG                                               247,451   22,076,086       0.2%
    Wacker Neuson SE                                               637,818    8,823,956       0.1%
                                                                           ------------       ---
TOTAL GERMANY                                                               938,404,512       7.2%
                                                                           ------------       ---
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products                             173,961           --       0.0%
*   Atlantic Supermarkets SA                                       129,593           --       0.0%
*   Ergas SA                                                       104,948           --       0.0%
*   Etma Rayon SA                                                   39,176           --       0.0%
*   Michaniki SA                                                   986,718           --       0.0%
*   T Bank SA                                                    1,210,617           --       0.0%
*   Themeliodomi SA                                                140,360           --       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
GREECE -- (Continued)
*   Tropea Holding SA                                                  4,581 $     1,886       0.0%
                                                                             -----------       ---
TOTAL GREECE                                                                       1,886       0.0%
                                                                             -----------       ---
HONG KONG -- (3.1%)
*   13 Holdings, Ltd. (The)                                          634,000     186,629       0.0%
*   650369903                                                        946,000     219,560       0.0%
    Aeon Credit Service Asia Co., Ltd.                                32,000      23,363       0.0%
    Agritrade Resources, Ltd.                                        880,000     141,608       0.0%
    Alco Holdings, Ltd.                                            2,732,000   1,057,879       0.0%
    Allied Group, Ltd.                                             2,069,000  11,045,858       0.1%
#   Allied Properties HK, Ltd.                                    38,412,372   8,121,484       0.1%
*   Apac Resources, Ltd.                                           3,460,000      47,917       0.0%
    APT Satellite Holdings, Ltd.                                     513,625     337,600       0.0%
#   Asia Financial Holdings, Ltd.                                  4,626,106   2,652,593       0.0%
    Asia Standard Hotel Group, Ltd.                                2,311,359     153,126       0.0%
    Asia Standard International Group, Ltd.                        5,091,503   1,074,179       0.0%
    Associated International Hotels, Ltd.                          1,617,000   4,722,563       0.0%
*   Bel Global Resources Holdings, Ltd.                           16,756,000          --       0.0%
    Bonjour Holdings, Ltd.                                         1,930,000      83,125       0.0%
*   Burwill Holdings, Ltd.                                           746,000      21,455       0.0%
    CCT Fortis Holdings, Ltd.                                      4,184,000     581,516       0.0%
    Century City International Holdings, Ltd.                     29,807,300   1,996,644       0.0%
*   Champion Technology Holdings, Ltd.                           116,057,373   2,491,428       0.0%
    Chen Hsong Holdings                                            2,032,000     492,665       0.0%
    Cheuk Nang Holdings, Ltd.                                      4,321,865   3,226,189       0.0%
    Chevalier International Holdings, Ltd.                         2,760,858   4,367,970       0.0%
*   China Billion Resources, Ltd.                                 13,522,008      69,649       0.0%
    China Flavors & Fragrances Co., Ltd.                           1,131,291     403,140       0.0%
    China Metal International Holdings, Inc.                         134,000      46,786       0.0%
*   China National Culture Group, Ltd.                            12,960,000      75,042       0.0%
*   China Star Entertainment, Ltd.                                 3,280,000     248,707       0.0%
#*  China Strategic Holdings, Ltd.                                 7,955,000     188,400       0.0%
    Chinney Investments, Ltd.                                      1,324,000     304,047       0.0%
    Chong Hing Bank, Ltd.                                             87,000     170,962       0.0%
#   Chow Sang Sang Holdings International, Ltd.                      316,000     557,912       0.0%
    Chuang's China Investments, Ltd.                              31,164,415   2,127,842       0.0%
    Chuang's Consortium International, Ltd.                       23,805,520   5,201,004       0.1%
    CNT Group, Ltd.                                                1,680,000     157,846       0.0%
*   Convoy Global Holdings, Ltd.                                   4,878,000     150,566       0.0%
#*  Cowell e Holdings, Inc.                                        2,705,000     831,405       0.0%
*   CP Lotus Corp.                                                 1,770,000      28,496       0.0%
*   Crocodile Garments                                               166,000      18,596       0.0%
    CSI Properties, Ltd.                                         117,535,476   4,228,219       0.0%
#   CW Group Holdings, Ltd.                                        1,730,000     355,917       0.0%
    Dah Sing Banking Group, Ltd.                                   6,762,288  12,212,525       0.1%
#   Dah Sing Financial Holdings, Ltd.                              3,565,356  24,183,971       0.2%
    Dan Form Holdings Co., Ltd.                                   15,115,896   5,280,794       0.1%
    Dickson Concepts International, Ltd.                             608,500     220,513       0.0%
    Dynamic Holdings, Ltd.                                           118,000      74,570       0.0%
    Eagle Nice International Holdings, Ltd.                        2,266,000     679,529       0.0%
    EcoGreen International Group, Ltd.                             1,311,840     272,675       0.0%
    Emperor Capital Group, Ltd.                                   11,778,000   1,241,615       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
    Emperor Entertainment Hotel, Ltd.                              5,465,000 $ 1,329,939       0.0%
    Emperor International Holdings, Ltd.                          35,684,333   8,355,463       0.1%
*   Emperor Watch & Jewellery, Ltd.                               50,780,000   2,025,838       0.0%
*   EPI Holdings, Ltd.                                            11,633,569     305,282       0.0%
#*  Esprit Holdings, Ltd.                                          3,077,100   2,537,734       0.0%
*   eSun Holdings, Ltd.                                           16,662,400   1,586,161       0.0%
*   Eternity Investment, Ltd.                                      6,400,000     147,511       0.0%
*   Ezcom Holdings, Ltd.                                              67,280          --       0.0%
    Far East Consortium International, Ltd.                       26,882,784  11,004,002       0.1%
*   Far East Holdings International, Ltd.                            615,000      82,258       0.0%
#   FIH Mobile, Ltd.                                              18,159,000   5,992,537       0.1%
    First Pacific Co., Ltd.                                       12,498,000   9,467,892       0.1%
    First Shanghai Investments, Ltd.                              10,544,000   1,867,359       0.0%
    Fountain SET Holdings, Ltd.                                   18,888,000   2,480,092       0.0%
#   Future Bright Holdings, Ltd.                                   2,064,000     234,365       0.0%
    G-Resources Group, Ltd.                                      377,106,000   6,674,619       0.1%
#   Get Nice Financial Group, Ltd.                                 3,865,324     527,263       0.0%
#   Get Nice Holdings, Ltd.                                      154,552,999   5,370,829       0.1%
#*  Global Brands Group Holding, Ltd.                             65,480,000   7,416,640       0.1%
    Glorious Sun Enterprises, Ltd.                                 2,792,000     373,815       0.0%
    Gold Peak Industries Holdings, Ltd.                            7,973,907     800,422       0.0%
    Golden Resources Development International, Ltd.              12,119,000     733,630       0.0%
*   Grande Holdings, Ltd. (The)                                    2,752,000     125,932       0.0%
    Great Eagle Holdings, Ltd.                                     3,460,481  15,350,422       0.1%
    Guangnan Holdings, Ltd.                                        6,766,000     784,099       0.0%
    Guoco Group, Ltd.                                                 22,000     246,982       0.0%
    Haitong International Securities Group, Ltd.                   9,506,000   6,081,818       0.1%
#*  Hang Fung Gold Technology, Ltd.                                  118,000          --       0.0%
    Hanison Construction Holdings, Ltd.                            6,410,724   1,130,729       0.0%
*   Hao Tian Development Group, Ltd.                               5,858,600     290,472       0.0%
    Harbour Centre Development, Ltd.                               2,204,000   3,990,778       0.0%
    High Fashion International, Ltd.                                 996,000     271,653       0.0%
*   HKR International, Ltd.                                       18,039,198   8,668,849       0.1%
    Hon Kwok Land Investment Co., Ltd.                             7,102,935   2,754,812       0.0%
    Hong Kong Ferry Holdings Co., Ltd.                             2,275,000   2,672,123       0.0%
    Hong Kong Shanghai Alliance Holdings, Ltd.                       882,000      95,565       0.0%
*   Hong Kong Television Network, Ltd.                               118,000      21,277       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                         2,112,931   2,387,815       0.0%
    Hongkong Chinese, Ltd.                                        23,297,100   4,263,788       0.0%
    Hopewell Holdings, Ltd.                                        5,311,500  18,597,630       0.2%
#*  Hsin Chong Group Holding, Ltd.                                17,784,000     789,086       0.0%
*   Huan Yue Interactive Holdings, Ltd.                            1,289,000     155,645       0.0%
    Hung Hing Printing Group, Ltd.                                 8,007,275   1,001,159       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.          6,346,000   2,043,788       0.0%
*   Imagi International Holdings, Ltd.                               787,200      22,311       0.0%
*   International Standard Resources Holdings, Ltd.               53,733,000     885,752       0.0%
    IPE Group, Ltd.                                               11,725,000   2,552,667       0.0%
    IT, Ltd.                                                          34,000      12,518       0.0%
    ITC Corp., Ltd.                                                  420,000      35,189       0.0%
    ITC Properties Group, Ltd.                                     1,181,037     440,690       0.0%
*   Jinchang Pharmaceutical Holdings, Ltd.                           507,600          --       0.0%
*   Jinhui Holdings Co., Ltd.                                        724,000      84,099       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
*   Kantone Holdings, Ltd.                                         1,982,055 $   214,939       0.0%
    Keck Seng Investments                                          2,818,000   2,102,691       0.0%
#   Kingston Financial Group, Ltd.                                13,353,424   5,543,382       0.1%
    Kowloon Development Co., Ltd.                                 10,225,277  10,234,821       0.1%
    Kwoon Chung Bus Holdings, Ltd.                                   176,000      89,936       0.0%
    Lai Sun Development Co., Ltd.                                346,671,666   7,045,943       0.1%
    Lai Sun Garment International, Ltd.                           39,693,669   7,884,446       0.1%
    Lam Soon Hong Kong, Ltd.                                          37,250      41,334       0.0%
*   Lerado Financial Group Co., Ltd.                               2,138,400      63,526       0.0%
    Lippo China Resources, Ltd.                                    6,198,000     180,722       0.0%
    Lippo, Ltd.                                                    4,722,500   2,895,526       0.0%
    Liu Chong Hing Investment, Ltd.                                4,118,000   5,801,133       0.1%
    Luen Thai Holdings, Ltd.                                         996,000     409,442       0.0%
    Luk Fook Holdings International, Ltd.                             90,000     263,909       0.0%
    Luks Group Vietnam Holdings Co., Ltd.                          1,034,642     369,437       0.0%
    Lung Kee Bermuda Holdings                                        378,000     131,898       0.0%
#*  Macau Legend Development, Ltd.                                 4,048,000     708,070       0.0%
    Magnificent Hotel Investment, Ltd.                            38,616,600     899,302       0.0%
*   Mason Financial Holdings, Ltd.                                20,120,000     460,548       0.0%
    Master Glory Group, Ltd.                                       1,420,000      79,646       0.0%
    Melco International Development, Ltd.                          1,080,000   1,408,361       0.0%
*   Midland Holdings, Ltd.                                           198,000      70,209       0.0%
    Ming Fai International Holdings, Ltd.                          1,956,000     302,416       0.0%
#   Miramar Hotel & Investment                                     1,737,000   3,499,458       0.0%
*   Mongolian Mining Corp.                                        15,955,500     613,125       0.0%
    Nanyang Holdings, Ltd.                                            98,850     521,646       0.0%
    National Electronic Hldgs                                      5,461,648     675,310       0.0%
*   Neo-Neon Holdings, Ltd.                                        6,536,000   1,018,420       0.0%
*   Neptune Group, Ltd.                                            4,727,691     219,452       0.0%
*   NetMind Financial Holdings, Ltd.                             105,808,000     937,675       0.0%
#   Newocean Energy Holdings, Ltd.                                10,182,000   2,623,196       0.0%
*   Next Digital, Ltd.                                             3,268,000     172,542       0.0%
*   Nine Express, Ltd.                                             1,152,000      54,767       0.0%
*   O Luxe Holdings, Ltd.                                          2,448,000     202,275       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.        21,105,000   1,317,068       0.0%
#   Orient Overseas International, Ltd.                            4,078,500  15,255,957       0.1%
*   Orient Power Holdings, Ltd.                                    2,182,573          --       0.0%
    Oriental Watch Holdings                                        1,564,000     284,444       0.0%
*   Pacific Andes International Holdings, Ltd.                    88,958,890     628,575       0.0%
#*  Pacific Basin Shipping, Ltd.                                  54,627,000   8,156,652       0.1%
    Paliburg Holdings, Ltd.                                       11,285,041   3,446,281       0.0%
    Playmates Holdings, Ltd.                                       3,095,700   3,619,607       0.0%
    Pokfulam Development Co.                                         260,000     464,843       0.0%
    Polytec Asset Holdings, Ltd.                                  42,754,190   3,088,706       0.0%
    Public Financial Holdings, Ltd.                                1,278,444     573,216       0.0%
*   PYI Corp., Ltd.                                               73,416,086   1,537,113       0.0%
#   Regal Hotels International Holdings, Ltd.                      9,022,623   5,027,762       0.1%
    Rivera Holdings, Ltd.                                          3,827,468     231,987       0.0%
    Safety Godown Co., Ltd.                                          134,000     331,851       0.0%
    Samson Holding, Ltd.                                             114,000       9,987       0.0%
    SEA Holdings, Ltd.                                             1,957,000   4,982,610       0.1%
    Shangri-La Asia, Ltd.                                          2,148,000   2,359,139       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
HONG KONG -- (Continued)
    Shun Ho Property Investments, Ltd.                              363,173 $    128,261       0.0%
#*  Shun Tak Holdings, Ltd.                                      51,228,546   17,269,916       0.1%
    Sing Tao News Corp., Ltd.                                       240,000       30,925       0.0%
*   Singamas Container Holdings, Ltd.                            21,856,000    2,278,699       0.0%
*   SOCAM Development, Ltd.                                       3,434,120    1,331,152       0.0%
*   Solartech International Holdings, Ltd.                        2,940,000      155,333       0.0%
#   Soundwill Holdings, Ltd.                                      1,287,000    2,334,408       0.0%
*   South China Assets Holdings, Ltd.                             6,959,066       63,565       0.0%
*   South China Holdings Co., Ltd.                               24,238,201    1,202,158       0.0%
    Sun Hung Kai & Co., Ltd.                                     10,395,688    6,544,594       0.1%
#   TAI Cheung Holdings, Ltd.                                     4,416,000    3,764,485       0.0%
#   Tan Chong International, Ltd.                                 3,879,000    1,137,803       0.0%
    Tao Heung Holdings, Ltd.                                        179,000       50,069       0.0%
    Tern Properties Co., Ltd.                                       146,000       88,490       0.0%
#   Tian Teck Land, Ltd.                                            766,000      852,655       0.0%
    Transport International Holdings, Ltd.                          357,200    1,079,232       0.0%
#*  Trinity, Ltd.                                                12,596,000      925,475       0.0%
*   TSC Group Holdings, Ltd.                                      2,807,000      415,554       0.0%
*   United Laboratories International Holdings, Ltd. (The)       10,082,000    5,550,783       0.1%
    Upbest Group, Ltd.                                            4,936,000      845,085       0.0%
    Vantage International Holdings, Ltd.                          3,742,000      690,122       0.0%
    Varitronix International, Ltd.                                2,341,000      952,417       0.0%
    Vedan International Holdings, Ltd.                            4,716,000      601,541       0.0%
    Victory City International Holdings, Ltd.                    44,322,231    2,082,294       0.0%
#   VST Holdings, Ltd.                                            6,940,000    2,106,630       0.0%
    Wang On Group, Ltd.                                          62,560,000      555,200       0.0%
    Win Hanverky Holdings, Ltd.                                   3,022,000      517,064       0.0%
*   Winfull Group Holdings, Ltd.                                 26,264,000      606,809       0.0%
    Wing On Co. International, Ltd.                               2,644,500    8,231,494       0.1%
#   Wing Tai Properties, Ltd.                                     2,040,749    1,262,425       0.0%
    Wong's International Holdings, Ltd.                              70,000       24,830       0.0%
    Wong's Kong King International                                  100,000       15,206       0.0%
    Yau Lee Holdings, Ltd.                                        1,255,750      171,379       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                              420,368,732       3.2%
                                                                            ------------       ---
IRELAND -- (0.3%)
    C&C Group P.L.C.                                              2,699,433   10,357,237       0.1%
*   FBD Holdings P.L.C.                                              75,659      506,483       0.0%
    IFG Group P.L.C.                                                 26,322       52,087       0.0%
    Kingspan Group P.L.C.                                           224,621    5,500,564       0.0%
    Smurfit Kappa Group P.L.C.                                    1,239,818   27,204,454       0.2%
                                                                            ------------       ---
TOTAL IRELAND                                                                 43,620,825       0.3%
                                                                            ------------       ---
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                               1,268,890      364,042       0.0%
    Albaad Massuot Yitzhak, Ltd.                                        815       12,992       0.0%
#*  Allot Communications, Ltd.                                        6,992       36,547       0.0%
    Ashtrom Properties, Ltd.                                          7,945       30,571       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.           35,196       32,908       0.0%
#*  Clal Insurance Enterprises Holdings, Ltd.                       439,014    5,042,886       0.0%
    Delta-Galil Industries, Ltd.                                     36,533    1,039,782       0.0%
    Direct Insurance Financial Investments, Ltd.                     71,883      610,993       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
ISRAEL -- (Continued)
    El Al Israel Airlines                                            835,228 $   814,211       0.0%
#   Elron Electronic Industries, Ltd.                                181,661     851,937       0.0%
*   Equital, Ltd.                                                      3,437      64,878       0.0%
    First International Bank Of Israel, Ltd.                         736,983   9,482,619       0.1%
#   Formula Systems 1985, Ltd.                                       133,339   5,171,120       0.1%
    Fox Wizel, Ltd.                                                    3,104      48,404       0.0%
*   Gilat Satellite Networks, Ltd.                                    31,457     138,321       0.0%
#   Harel Insurance Investments & Financial Services, Ltd.         2,684,353  10,379,415       0.1%
*   Israel Discount Bank, Ltd. Class A                            12,604,122  23,149,083       0.2%
    Israel Land Development Co., Ltd. (The)                           11,508      66,137       0.0%
*   Jerusalem Oil Exploration                                        196,062   8,628,797       0.1%
*   Kenon Holdings, Ltd.                                              70,841     688,391       0.0%
    Meitav DS Investments, Ltd.                                       30,773     120,233       0.0%
*   Menora Mivtachim Holdings, Ltd.                                  388,651   3,452,945       0.0%
#*  Migdal Insurance & Financial Holding, Ltd.                     2,088,756   1,379,292       0.0%
    Mivtach Shamir Holdings, Ltd.                                      1,003      20,634       0.0%
    Neto ME Holdings, Ltd.                                             1,589     124,989       0.0%
#*  Oil Refineries, Ltd.                                          11,614,488   4,099,939       0.0%
    Paz Oil Co., Ltd.                                                  1,098     171,505       0.0%
#*  Phoenix Holdings, Ltd. (The)                                     978,519   2,796,715       0.0%
    Scope Metals Group, Ltd.                                           1,540      26,559       0.0%
#   Shikun & Binui, Ltd.                                             616,008   1,067,703       0.0%
*   Summit Real Estate Holdings, Ltd.                                105,971     616,079       0.0%
*   Union Bank of Israel                                             501,142   1,685,102       0.0%
                                                                             -----------       ---
TOTAL ISRAEL                                                                  82,215,729       0.6%
                                                                             -----------       ---
ITALY -- (3.0%)
    Alerion Cleanpower SpA                                            67,839     199,475       0.0%
*   Arnoldo Mondadori Editore SpA                                    522,236     516,602       0.0%
#   Astaldi SpA                                                      609,433   2,459,841       0.0%
#*  Banca Carige SpA                                               1,070,270     365,342       0.0%
    Banca Finnat Euramerica SpA                                      152,533      55,915       0.0%
#*  Banca Monte dei Paschi di Siena SpA                            6,080,982   1,628,744       0.0%
    Banca Popolare dell'Emilia Romagna SC                         13,794,426  64,820,979       0.5%
#*  Banca Popolare dell'Etruria e del Lazio SC                       247,694          --       0.0%
#   Banca Popolare di Milano Scarl                               131,508,015  60,272,546       0.5%
    Banca Popolare di Sondrio SCPA                                 6,057,755  20,222,997       0.2%
    Banca Profilo SpA                                                 70,255      13,523       0.0%
    Banco di Desio e della Brianza SpA                               274,364     509,663       0.0%
    Banco Popolare SC                                             10,801,447  31,176,186       0.2%
    Buzzi Unicem SpA                                               1,292,749  25,140,993       0.2%
*   Caltagirone Editore SpA                                          330,943     252,423       0.0%
    Cementir Holding SpA                                           1,920,130   9,379,607       0.1%
    CIR-Compagnie Industriali Riunite SpA                          9,228,633  10,287,548       0.1%
    Credito Emiliano SpA                                             917,273   5,171,003       0.0%
#   Credito Valtellinese SC                                       14,083,160   6,198,109       0.1%
#   d'Amico International Shipping SA                              5,402,854   1,851,974       0.0%
    Danieli & C Officine Meccaniche SpA                              189,818   3,543,407       0.0%
    De' Longhi SpA                                                   574,410  13,439,882       0.1%
#   DeA Capital SpA                                                  868,567   1,027,503       0.0%
    El.En. SpA                                                        46,236   1,012,380       0.0%
    ERG SpA                                                        1,008,330  11,198,132       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
ITALY -- (Continued)
    Esprinet SpA                                                     92,488 $    685,316       0.0%
*   Eurotech SpA                                                    814,339    1,077,609       0.0%
    Falck Renewables SpA                                          3,358,628    2,998,872       0.0%
*   Fincantieri SpA                                                 645,897      293,008       0.0%
    FNM SpA                                                       2,270,206    1,029,263       0.0%
*   Gruppo Editoriale L'Espresso SpA                              1,593,442    1,325,499       0.0%
    IMMSI SpA                                                     3,708,421    1,543,233       0.0%
*   Intek Group SpA                                               3,387,378      795,661       0.0%
    Italmobiliare SpA                                               184,792    8,768,216       0.1%
    OVS SpA                                                          67,669      370,695       0.0%
    Parmalat SpA                                                      4,106       10,849       0.0%
    Prima Industrie SpA                                               6,020       94,523       0.0%
#   Reno de Medici SpA                                            2,137,567      646,071       0.0%
*   Retelit SpA                                                   2,700,044    2,682,874       0.0%
#*  Safilo Group SpA                                                709,366    7,423,758       0.1%
#*  Saipem SpA                                                   80,138,234   32,953,784       0.3%
    Salini Impregilo SpA                                             60,546      168,721       0.0%
*   SNIA SpA                                                        271,793           --       0.0%
    Societa Cattolica di Assicurazioni SCRL                       3,085,395   18,655,332       0.1%
    Societa Iniziative Autostradali e Servizi SpA                   169,483    1,587,283       0.0%
#*  Sogefi SpA                                                      393,863      905,313       0.0%
    SOL SpA                                                          61,384      527,270       0.0%
*   Trevi Finanziaria Industriale SpA                               887,972    1,308,734       0.0%
#   Unione di Banche Italiane SpA                                 1,601,135    4,417,538       0.0%
    Unipol Gruppo Finanziario SpA                                12,280,894   37,597,880       0.3%
    UnipolSai SpA                                                10,746,338   20,536,369       0.2%
    Vittoria Assicurazioni SpA                                       14,248      152,390       0.0%
                                                                            ------------       ---
TOTAL ITALY                                                                  419,300,835       3.2%
                                                                            ------------       ---
JAPAN -- (25.9%)
    77 Bank, Ltd. (The)                                           1,730,000    7,814,939       0.1%
    A&D Co., Ltd.                                                   272,200    1,153,373       0.0%
    Achilles Corp.                                                  297,800    4,281,739       0.0%
    ADEKA Corp.                                                     334,300    5,053,443       0.1%
    Aderans Co., Ltd.                                               415,400    2,445,154       0.0%
#   Agro-Kanesho Co., Ltd.                                           56,800      611,041       0.0%
    Ahresty Corp.                                                   669,800    7,570,859       0.1%
    Aichi Bank, Ltd. (The)                                          156,500    8,671,176       0.1%
    Aichi Corp.                                                     100,700      814,779       0.0%
    Aichi Steel Corp.                                               267,000   12,856,050       0.1%
    Aichi Tokei Denki Co., Ltd.                                       4,800      146,409       0.0%
    Aida Engineering, Ltd.                                           68,207      586,417       0.0%
    Aigan Co., Ltd.                                                 185,800      357,569       0.0%
    Aiphone Co., Ltd.                                                 8,600      151,079       0.0%
    Airport Facilities Co., Ltd.                                    553,400    3,018,187       0.0%
#   Aisan Industry Co., Ltd.                                        751,330    6,116,410       0.1%
    Aisin Seiki Co., Ltd.                                               118        5,183       0.0%
*   Akebono Brake Industry Co., Ltd.                                109,370      209,315       0.0%
    Akita Bank, Ltd. (The)                                        4,379,000   14,670,671       0.1%
#   Alconix Corp.                                                   167,700    2,216,246       0.0%
    Alinco, Inc.                                                      4,800       44,726       0.0%
#   Alpen Co., Ltd.                                                 522,700    9,524,651       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Alpha Corp.                                                     31,700 $   309,848       0.0%
    Alpha Systems, Inc.                                             26,760     450,670       0.0%
    Alpine Electronics, Inc.                                       707,000   9,437,239       0.1%
    Alps Logistics Co., Ltd.                                       108,100     619,670       0.0%
    AOI Electronics Co., Ltd.                                       17,100     415,466       0.0%
    AOKI Holdings, Inc.                                            472,622   5,714,906       0.1%
    Aomori Bank, Ltd. (The)                                      1,772,000   5,988,007       0.1%
    Aoyama Trading Co., Ltd.                                       738,999  26,034,062       0.2%
    Arakawa Chemical Industries, Ltd.                              406,800   6,039,118       0.1%
    Arata Corp.                                                     27,600     631,028       0.0%
    Araya Industrial Co., Ltd.                                     980,000   1,379,198       0.0%
    Arcland Sakamoto Co., Ltd.                                     171,900   2,047,499       0.0%
    Arisawa Manufacturing Co., Ltd.                                718,182   3,758,038       0.0%
    Asahi Broadcasting Corp.                                        53,900     351,611       0.0%
    Asahi Diamond Industrial Co., Ltd.                             180,700   1,346,578       0.0%
    Asahi Kogyosha Co., Ltd.                                       100,600   2,930,260       0.0%
#   Asahi Yukizai Corp.                                          1,729,000   3,376,995       0.0%
    Asanuma Corp.                                                  157,000     373,130       0.0%
#   Ashimori Industry Co., Ltd.                                  1,268,000   2,012,163       0.0%
#   Asia Pile Holdings Corp.                                        30,000     124,974       0.0%
    ASKA Pharmaceutical Co., Ltd.                                  364,200   6,283,692       0.1%
    Asunaro Aoki Construction Co., Ltd.                            580,000   3,991,871       0.0%
    Atsugi Co., Ltd.                                             2,603,000   2,850,063       0.0%
    Awa Bank, Ltd. (The)                                         1,679,600  11,045,257       0.1%
    Axell Corp.                                                      2,800      21,962       0.0%
    Bando Chemical Industries, Ltd.                                234,800   2,259,575       0.0%
#   Bank of Iwate, Ltd. (The)                                      343,300  14,455,433       0.1%
#   Bank of Kochi, Ltd. (The)                                      482,000     550,658       0.0%
#   Bank of Nagoya, Ltd. (The)                                     242,870   8,549,203       0.1%
    Bank of Okinawa, Ltd. (The)                                    272,240   9,556,037       0.1%
    Bank of Saga, Ltd. (The)                                     2,853,000   7,439,642       0.1%
    Bank of the Ryukyus, Ltd.                                      921,500  12,122,382       0.1%
    Belluna Co., Ltd.                                            1,157,124   7,721,360       0.1%
    Best Denki Co., Ltd.                                           638,100     838,554       0.0%
    CAC Holdings Corp.                                              23,700     198,542       0.0%
    Canon Electronics, Inc.                                         16,600     258,205       0.0%
#   Carlit Holdings Co., Ltd.                                      161,700     820,909       0.0%
    Cawachi, Ltd.                                                  452,100  11,635,107       0.1%
    Central Glass Co., Ltd.                                      5,056,000  20,681,312       0.2%
    Chiba Kogyo Bank, Ltd. (The)                                   867,000   3,843,275       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.                      300       2,901       0.0%
    Chino Corp.                                                      7,400      73,874       0.0%
*   Chiyoda Integre Co., Ltd.                                       63,200   1,308,066       0.0%
    Chofu Seisakusho Co., Ltd.                                      83,500   2,146,158       0.0%
    Chubu Shiryo Co., Ltd.                                         430,600   3,489,754       0.0%
    Chudenko Corp.                                                 157,460   3,273,111       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                               2,744,000   5,995,297       0.1%
    Chugoku Bank, Ltd. (The)                                        21,900     293,844       0.0%
#   Chugoku Marine Paints, Ltd.                                  1,195,000   8,696,483       0.1%
    Chukyo Bank, Ltd. (The)                                        146,100   3,240,988       0.0%
    Chuo Gyorui Co., Ltd.                                          606,000   1,577,634       0.0%
    Chuo Spring Co., Ltd.                                          907,000   2,657,169       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Citizen Watch Co., Ltd.                                      2,587,200 $14,539,540       0.1%
    Cleanup Corp.                                                  621,700   5,294,255       0.1%
#*  CMK Corp.                                                    1,325,800   7,003,831       0.1%
    Coca-Cola East Japan Co., Ltd.                                  82,604   1,820,722       0.0%
    Coca-Cola West Co., Ltd.                                       342,500  10,122,486       0.1%
    Computer Engineering & Consulting, Ltd.                        220,500   4,122,559       0.0%
    Concordia Financial Group, Ltd.                              1,773,457   8,222,992       0.1%
    Corona Corp.                                                   301,300   3,223,533       0.0%
    Cosmo Energy Holdings Co., Ltd.                                403,100   5,268,004       0.1%
#*  Cross Plus, Inc.                                                 5,600      32,534       0.0%
    CTI Engineering Co., Ltd.                                      345,000   3,333,605       0.0%
    Dai-Dan Co., Ltd.                                              617,000   5,230,189       0.1%
    Dai-ichi Seiko Co., Ltd.                                       281,900   3,114,387       0.0%
    Daibiru Corp.                                                  348,200   3,024,738       0.0%
    Daido Kogyo Co., Ltd.                                          755,447   1,687,306       0.0%
    Daido Steel Co., Ltd.                                        3,130,000  13,286,796       0.1%
#   Daihatsu Diesel Manufacturing Co., Ltd.                        216,000   1,288,650       0.0%
    Daiichi Jitsugyo Co., Ltd.                                     339,000   1,877,757       0.0%
    Daiki Aluminium Industry Co., Ltd.                             757,000   3,106,519       0.0%
#   Daikoku Denki Co., Ltd.                                         83,000   1,331,139       0.0%
    Daikyo, Inc.                                                     3,000       6,438       0.0%
#   Dainichi Co., Ltd.                                             238,900   1,478,755       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        617,000   3,288,160       0.0%
#   Daisan Bank, Ltd. (The)                                        168,700   2,853,835       0.0%
    Daishi Bank, Ltd. (The)                                      6,254,932  26,895,720       0.2%
    Daishinku Corp.                                                152,200   1,615,193       0.0%
    Daito Bank, Ltd. (The)                                       3,557,000   5,724,429       0.1%
    Daito Electron Co., Ltd.                                        18,300     140,719       0.0%
    Daiwa Industries, Ltd.                                         256,100   2,230,544       0.0%
    Daiwabo Holdings Co., Ltd.                                   4,386,000  10,598,949       0.1%
    DCM Holdings Co., Ltd.                                       1,949,900  17,081,744       0.1%
    Denyo Co., Ltd.                                                193,200   2,397,669       0.0%
#   DKS Co., Ltd.                                                1,363,000   4,461,728       0.0%
    DMG Mori Co., Ltd.                                              19,700     208,943       0.0%
#   DMW Corp.                                                       54,100     928,265       0.0%
    DSB Co., Ltd.                                                  130,000     638,708       0.0%
    Dunlop Sports Co., Ltd.                                         43,000     422,309       0.0%
#   Duskin Co., Ltd.                                                70,900   1,361,869       0.0%
    Dynic Corp.                                                    141,000     226,966       0.0%
    Ebara Jitsugyo Co., Ltd.                                         6,800      82,341       0.0%
#   EDION Corp.                                                  2,597,400  23,011,397       0.2%
#   Ehime Bank, Ltd. (The)                                         596,299   7,866,395       0.1%
    Eidai Co., Ltd.                                                450,000   1,943,157       0.0%
    Eighteenth Bank, Ltd. (The)                                  4,012,000  12,442,263       0.1%
    Eizo Corp.                                                     256,700   8,106,094       0.1%
    Endo Lighting Corp.                                            167,200   1,306,333       0.0%
    ESPEC Corp.                                                    309,200   3,741,248       0.0%
#   Excel Co., Ltd.                                                244,700   3,273,487       0.0%
    Exedy Corp.                                                     90,300   2,580,059       0.0%
#   F-Tech, Inc.                                                   141,600   1,862,250       0.0%
    Faith, Inc.                                                     12,360     141,044       0.0%
    FamilyMart UNY Holdings Co., Ltd.                              471,042  29,543,993       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Ferrotec Corp.                                                 629,000 $ 7,649,915       0.1%
    FIDEA Holdings Co., Ltd.                                     2,752,800   4,951,076       0.1%
    Fields Corp.                                                    10,400     126,088       0.0%
    Fine Sinter Co., Ltd.                                           12,800     208,150       0.0%
    First Juken Co., Ltd.                                            1,300      17,181       0.0%
    FJ Next Co., Ltd.                                               60,700     361,399       0.0%
    Foster Electric Co., Ltd.                                      322,800   5,923,394       0.1%
    Fuji Corp., Ltd.                                                23,600     157,886       0.0%
    Fuji Kiko Co., Ltd.                                             25,700      93,973       0.0%
*   Fuji Oil Co., Ltd.                                             425,700   1,357,586       0.0%
    Fuji Soft, Inc.                                                127,600   3,389,405       0.0%
    Fujicco Co., Ltd.                                              230,900   5,282,843       0.1%
    Fujikura Kasei Co., Ltd.                                       380,300   2,288,979       0.0%
#   Fujikura Rubber, Ltd.                                          219,300   1,195,596       0.0%
    Fujikura, Ltd.                                               6,644,200  39,038,012       0.3%
    Fujimori Kogyo Co., Ltd.                                         2,400      59,627       0.0%
    Fujisash Co., Ltd.                                              15,100      12,792       0.0%
#   Fujishoji Co., Ltd.                                             39,600     419,932       0.0%
    Fujitsu Frontech, Ltd.                                         366,200   4,377,096       0.0%
    FuKoKu Co., Ltd.                                               139,300   1,103,630       0.0%
    Fukuda Corp.                                                   384,000   4,521,644       0.0%
    Fukui Bank, Ltd. (The)                                       1,414,000   3,740,709       0.0%
#   Fukushima Bank, Ltd. (The)                                   3,770,000   3,483,610       0.0%
#   Fukuyama Transporting Co., Ltd.                              2,477,000  14,106,725       0.1%
    Furukawa Electric Co., Ltd.                                    301,900   8,882,041       0.1%
#   Furuno Electric Co., Ltd.                                      485,000   3,746,972       0.0%
    Furusato Industries, Ltd.                                      137,000   1,957,905       0.0%
    Futaba Corp.                                                   208,800   3,408,918       0.0%
    Futaba Industrial Co., Ltd.                                    835,900   4,994,329       0.1%
    Fuyo General Lease Co., Ltd.                                    85,400   4,330,926       0.0%
    G-Tekt Corp.                                                   376,200   7,145,318       0.1%
    Gakken Holdings Co., Ltd.                                      772,000   2,559,013       0.0%
    Gecoss Corp.                                                   291,700   2,666,304       0.0%
    Geo Holdings Corp.                                              74,700     947,642       0.0%
    Godo Steel, Ltd.                                               433,200   7,560,390       0.1%
    Goldcrest Co., Ltd.                                            183,350   3,331,307       0.0%
    Gourmet Kineya Co., Ltd.                                        41,000     391,048       0.0%
    Grandy House Corp.                                              47,100     165,784       0.0%
#   GSI Creos Corp.                                                615,000     672,928       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                             115,000   3,307,341       0.0%
    Gunma Bank, Ltd. (The)                                       1,590,400   7,593,944       0.1%
    Gunze, Ltd.                                                  5,344,000  17,936,808       0.2%
#   H-One Co., Ltd.                                                215,400   1,896,435       0.0%
    H2O Retailing Corp.                                            573,639   8,518,815       0.1%
#   Hagihara Industries, Inc.                                       37,100     870,219       0.0%
    Hagiwara Electric Co., Ltd.                                     21,500     403,062       0.0%
    Hakuto Co., Ltd.                                               383,600   3,562,485       0.0%
    Hamakyorex Co., Ltd.                                            13,400     249,534       0.0%
    Hanwa Co., Ltd.                                              3,657,000  22,374,728       0.2%
#   Happinet Corp.                                                 120,000   1,268,655       0.0%
    Harima Chemicals Group, Inc.                                   373,700   2,310,141       0.0%
    Haruyama Trading Co., Ltd.                                     251,700   1,938,078       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Heiwa Real Estate Co., Ltd.                                    872,900 $12,421,377       0.1%
    Heiwado Co., Ltd.                                              174,124   3,624,333       0.0%
    HI-LEX Corp.                                                    21,000     574,103       0.0%
    Hibiya Engineering, Ltd.                                       493,700   7,743,323       0.1%
    Hirakawa Hewtech Corp.                                           3,500      31,592       0.0%
    Hirano Tecseed Co., Ltd.                                         3,200      29,370       0.0%
    Hitachi Koki Co., Ltd.                                          43,800     370,896       0.0%
    Hitachi Maxell, Ltd.                                           214,700   3,912,618       0.0%
    Hitachi Zosen Corp.                                            371,119   1,867,865       0.0%
#   Hodogaya Chemical Co., Ltd.                                    133,599   3,739,379       0.0%
#   Hokkaido Coca-Cola Bottling Co., Ltd.                          448,000   2,711,970       0.0%
    Hokkan Holdings, Ltd.                                        1,008,000   3,588,100       0.0%
    Hokko Chemical Industry Co., Ltd.                              482,000   1,632,875       0.0%
    Hokkoku Bank, Ltd. (The)                                     5,670,159  18,989,998       0.2%
    Hokuetsu Bank, Ltd. (The)                                      407,500   9,619,501       0.1%
#   Hokuetsu Kishu Paper Co., Ltd.                               3,848,674  24,074,713       0.2%
    Hokuhoku Financial Group, Inc.                                 388,900   5,605,907       0.1%
#   Hokuriku Electrical Construction Co., Ltd.                      67,900     555,031       0.0%
    Honeys Co., Ltd.                                               115,700   1,361,380       0.0%
    Hoosiers Holdings                                              615,400   3,148,230       0.0%
    Hosiden Corp.                                                  383,400   2,843,395       0.0%
    Hosokawa Micron Corp.                                          242,000   1,508,863       0.0%
    Howa Machinery, Ltd.                                            20,900     102,929       0.0%
    Hurxley Corp.                                                   11,100     101,907       0.0%
    Hyakugo Bank, Ltd. (The)                                     3,137,855  11,554,990       0.1%
    Hyakujushi Bank, Ltd. (The)                                  4,058,000  13,822,287       0.1%
    I-O Data Device, Inc.                                           31,100     290,411       0.0%
    Ibiden Co., Ltd.                                             1,465,500  21,274,650       0.2%
    IBJ Leasing Co., Ltd.                                          118,900   2,486,761       0.0%
    Ichikawa Co., Ltd.                                             158,000     408,210       0.0%
#   Ihara Chemical Industry Co., Ltd.                              643,600   5,493,445       0.1%
    Iino Kaiun Kaisha, Ltd.                                        335,000   1,245,884       0.0%
#   IJT Technology Holdings Co., Ltd.                              228,360     903,554       0.0%
#   Ikegami Tsushinki Co., Ltd.                                    709,000     910,721       0.0%
    Imagica Robot Holdings, Inc.                                    38,000     225,313       0.0%
    Imasen Electric Industrial                                     318,899   2,835,442       0.0%
#   Inaba Seisakusho Co., Ltd.                                      12,100     153,784       0.0%
    Inabata & Co., Ltd.                                          1,348,900  14,662,512       0.1%
    Ines Corp.                                                   1,004,900  11,176,294       0.1%
    Information Services International-Dentsu, Ltd.                 19,100     331,250       0.0%
    Innotech Corp.                                                 110,300     514,313       0.0%
    Inui Global Logistics Co., Ltd.                                133,185   1,281,909       0.0%
    Ise Chemicals Corp.                                             24,000     104,727       0.0%
    Iseki & Co., Ltd.                                              824,000   2,038,071       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                   706,400   5,359,164       0.1%
#   Ishizuka Glass Co., Ltd.                                       632,000   1,197,396       0.0%
    Itochu Enex Co., Ltd.                                          749,200   5,756,204       0.1%
    Itochu-Shokuhin Co., Ltd.                                       25,700   1,028,566       0.0%
*   Itoham Yonekyu Holdings, Inc.                                  908,369   8,662,370       0.1%
    Itoki Corp.                                                    918,847   5,662,179       0.1%
#   IwaiCosmo Holdings, Inc.                                       367,400   3,193,650       0.0%
    Iwaki & Co., Ltd.                                              777,000   1,531,553       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Iwasaki Electric Co., Ltd.                                   1,915,000 $ 2,952,631       0.0%
*   Iwatsu Electric Co., Ltd.                                    1,443,000   1,030,593       0.0%
    Iyo Bank, Ltd. (The)                                            16,700     102,635       0.0%
#*  Izutsuya Co., Ltd.                                              45,299     169,025       0.0%
    J-Oil Mills, Inc.                                              215,100   7,648,404       0.1%
    Jaccs Co., Ltd.                                                748,000   2,933,476       0.0%
    Jafco Co., Ltd.                                                333,300  11,065,438       0.1%
*   Janome Sewing Machine Co., Ltd.                                111,000     819,384       0.0%
    Japan Asia Group, Ltd.                                          82,400     297,850       0.0%
    Japan Digital Laboratory Co., Ltd.                             560,900   8,717,006       0.1%
#*  Japan Display, Inc.                                          7,054,500  13,888,381       0.1%
    Japan Drilling Co., Ltd.                                        28,300     635,182       0.0%
    Japan Foundation Engineering Co., Ltd.                         428,500   1,415,440       0.0%
#   Japan Medical Dynamic Marketing, Inc.                          268,500   1,991,914       0.0%
    Japan Oil Transportation Co., Ltd.                              56,100   1,210,334       0.0%
    Japan Pulp & Paper Co., Ltd.                                 1,593,000   5,337,766       0.1%
#   Japan Radio Co., Ltd.                                           90,000   1,156,383       0.0%
    Japan Transcity Corp.                                          995,000   3,705,191       0.0%
    Japan Wool Textile Co., Ltd. (The)                             330,100   2,406,999       0.0%
    Jimoto Holdings, Inc.                                          567,000     955,028       0.0%
    JK Holdings Co., Ltd.                                          112,300     589,301       0.0%
#   JMS Co., Ltd.                                                  754,000   1,987,258       0.0%
    Joshin Denki Co., Ltd.                                          73,000     624,184       0.0%
    Juroku Bank, Ltd. (The)                                      6,010,000  18,123,422       0.2%
#   JVC Kenwood Corp.                                            3,289,000   8,888,062       0.1%
    K&O Energy Group, Inc.                                         301,200   4,325,516       0.0%
    Kaga Electronics Co., Ltd.                                     391,400   5,718,304       0.1%
    Kamei Corp.                                                    782,000   7,449,320       0.1%
    Kanaden Corp.                                                  453,500   4,377,340       0.0%
#   Kandenko Co., Ltd.                                           1,366,000  13,466,207       0.1%
    Kaneko Seeds Co., Ltd.                                             600       8,698       0.0%
    Kanematsu Corp.                                              2,898,000   4,768,586       0.0%
    Kansai Urban Banking Corp.                                     160,300   1,776,815       0.0%
    Kasai Kogyo Co., Ltd.                                           70,200     795,083       0.0%
    Katakura & Co-op Agri Corp.                                    149,000     304,949       0.0%
    Katakura Industries Co., Ltd.                                    9,100     110,618       0.0%
#   Kato Works Co., Ltd.                                           308,973   7,747,018       0.1%
#   KAWADA TECHNOLOGIES, Inc.                                       92,600   4,360,399       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.                1,600      31,339       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                                  8,106,000  20,053,392       0.2%
    Kawasumi Laboratories, Inc.                                    330,200   2,059,852       0.0%
    Keihanshin Building Co., Ltd.                                  628,900   3,282,003       0.0%
    Keihin Co., Ltd.                                               499,000     678,913       0.0%
    Keihin Corp.                                                   786,800  12,861,807       0.1%
    Keiyo Bank, Ltd. (The)                                       3,630,000  15,266,696       0.1%
*   KI Holdings Co., Ltd.                                           73,000     223,096       0.0%
    Kimoto Co., Ltd.                                               139,600     360,307       0.0%
    Kimura Unity Co., Ltd.                                           8,500      89,200       0.0%
#   Kinki Sharyo Co., Ltd.                                           7,000     159,273       0.0%
    Kintetsu World Express, Inc.                                   309,300   4,207,015       0.0%
    Kissei Pharmaceutical Co., Ltd.                                134,700   3,520,403       0.0%
    Kita-Nippon Bank, Ltd. (The)                                   182,900   5,459,418       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Kitagawa Iron Works Co., Ltd.                                  171,300 $ 2,925,757       0.0%
    Kitano Construction Corp.                                      796,000   2,115,063       0.0%
    Kito Corp.                                                         600       5,679       0.0%
    Kitz Corp.                                                     741,500   4,263,764       0.0%
    Kiyo Bank, Ltd. (The)                                          406,600   6,740,856       0.1%
#   Koa Corp.                                                      538,389   4,957,731       0.1%
    Koatsu Gas Kogyo Co., Ltd.                                      71,000     474,883       0.0%
#   Kohnan Shoji Co., Ltd.                                         922,700  18,251,258       0.2%
    Koike Sanso Kogyo Co., Ltd.                                      3,000       7,457       0.0%
*   Kojima Co., Ltd.                                               751,100   1,708,722       0.0%
    Kokuyo Co., Ltd.                                             1,528,811  20,253,503       0.2%
    KOMAIHALTEC, Inc.                                               81,000   1,571,045       0.0%
    Komatsu Seiren Co., Ltd.                                       467,200   2,907,504       0.0%
    Komatsu Wall Industry Co., Ltd.                                161,100   2,689,528       0.0%
#   Komehyo Co., Ltd.                                               68,200     647,538       0.0%
    Komeri Co., Ltd.                                                 9,500     231,966       0.0%
    Komori Corp.                                                   719,800   9,134,688       0.1%
    Konaka Co., Ltd.                                               584,349   2,775,392       0.0%
    Konishi Co., Ltd.                                              479,400   5,696,731       0.1%
    Konoike Transport Co., Ltd.                                     16,300     215,812       0.0%
*   Kosaido Co., Ltd.                                                8,100      23,970       0.0%
    Krosaki Harima Corp.                                         1,295,000   3,929,658       0.0%
#   KRS Corp.                                                      125,800   2,763,245       0.0%
#   KU Holdings Co., Ltd.                                          327,200   2,498,975       0.0%
    Kurabo Industries, Ltd.                                      6,037,000  12,061,296       0.1%
    Kureha Corp.                                                   270,500  10,344,580       0.1%
    Kurimoto, Ltd.                                                 231,500   4,317,288       0.0%
    Kuriyama Holdings Corp.                                         14,100     196,109       0.0%
    Kuroda Electric Co., Ltd.                                       34,500     671,265       0.0%
    KYB Corp.                                                    2,925,000  13,375,353       0.1%
    Kyodo Printing Co., Ltd.                                     2,104,000   7,131,906       0.1%
    Kyoei Sangyo Co., Ltd.                                         101,000     128,705       0.0%
    Kyoei Steel, Ltd.                                              603,000  11,486,332       0.1%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               895,350  10,575,712       0.1%
    Kyosan Electric Manufacturing Co., Ltd.                        651,000   2,414,381       0.0%
    Kyowa Electronic Instruments Co., Ltd.                          40,100     145,189       0.0%
#   Kyowa Leather Cloth Co., Ltd.                                  350,900   2,545,795       0.0%
#   Kyudenko Corp.                                                 495,800  15,973,055       0.1%
    Kyushu Financial Group, Inc.                                 5,673,395  37,724,890       0.3%
    LEC, Inc.                                                      124,500   3,159,919       0.0%
    Lonseal Corp.                                                   10,600     190,496       0.0%
    Look, Inc.                                                     808,000   1,215,407       0.0%
    Macnica Fuji Electronics Holdings, Inc.                        652,350   8,174,551       0.1%
    Maeda Corp.                                                  1,500,000  13,896,664       0.1%
    Maeda Road Construction Co., Ltd.                              203,000   3,755,518       0.0%
    Maezawa Industries, Inc.                                       169,800     559,209       0.0%
#   Maezawa Kasei Industries Co., Ltd.                             122,500   1,281,039       0.0%
    Maezawa Kyuso Industries Co., Ltd.                             124,500   1,661,897       0.0%
    Makino Milling Machine Co., Ltd.                             1,136,000   7,218,456       0.1%
    Mamiya-Op Co., Ltd.                                              1,100      12,550       0.0%
    Marubun Corp.                                                  454,900   2,599,195       0.0%
#   Marudai Food Co., Ltd.                                       3,087,000  14,701,032       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
JAPAN -- (Continued)
    Maruka Machinery Co., Ltd.                                       30,600 $   389,804       0.0%
    Maruwa Co., Ltd.                                                131,600   4,966,173       0.1%
#   Maruyama Manufacturing Co., Inc.                                280,000     471,407       0.0%
    Maruzen Co., Ltd.                                                20,000     204,414       0.0%
    Maruzen Showa Unyu Co., Ltd.                                  1,499,000   6,084,599       0.1%
    Matsuda Sangyo Co., Ltd.                                         91,000   1,277,183       0.0%
    Matsui Construction Co., Ltd.                                   427,900   4,689,918       0.0%
#   Maxvalu Tokai Co., Ltd.                                          93,600   1,662,398       0.0%
    Mebuki Financial Group, Inc.                                  1,528,200   5,438,486       0.1%
#   Megachips Corp.                                                 159,300   3,197,217       0.0%
    Megmilk Snow Brand Co., Ltd.                                     99,000   3,443,994       0.0%
*   Meiko Electronics Co., Ltd.                                     113,700     402,595       0.0%
    Meisei Industrial Co., Ltd.                                     252,600   1,295,597       0.0%
#   Meiwa Corp.                                                     364,400   1,144,370       0.0%
    Meiwa Estate Co., Ltd.                                          329,600   1,828,031       0.0%
    Melco Holdings, Inc.                                             30,900     836,597       0.0%
    Mesco, Inc.                                                      13,000     117,954       0.0%
#   Michinoku Bank, Ltd. (The)                                    2,712,000   5,400,431       0.1%
    Mie Bank, Ltd. (The)                                             87,900   1,792,420       0.0%
    Mikuni Corp.                                                    346,400   1,167,253       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                         444,500   5,656,816       0.1%
    Minato Bank, Ltd. (The)                                         246,600   4,513,105       0.0%
#   Ministop Co., Ltd.                                              150,700   2,597,370       0.0%
    Mirait Holdings Corp.                                         1,006,240   8,922,466       0.1%
    Misawa Homes Co., Ltd.                                          254,200   1,912,738       0.0%
    Mitani Corp.                                                     43,000   1,282,617       0.0%
    Mito Securities Co., Ltd.                                       999,600   2,320,622       0.0%
    Mitsuba Corp.                                                   100,200   1,462,808       0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                            20,200     122,359       0.0%
*   Mitsubishi Paper Mills, Ltd.                                    634,500   4,166,914       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                      3,588,000   6,446,949       0.1%
#   Mitsui Engineering & Shipbuilding Co., Ltd.                  13,995,000  19,445,805       0.2%
    Mitsui High-Tec, Inc.                                           714,200   4,794,419       0.0%
    Mitsui Home Co., Ltd.                                           101,000     445,273       0.0%
    Mitsui Matsushima Co., Ltd.                                     241,200   2,853,531       0.0%
    Mitsui Mining & Smelting Co., Ltd.                            9,832,000  21,905,590       0.2%
    Mitsui Sugar Co., Ltd.                                           40,400     910,259       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                2,064,000   6,226,249       0.1%
*   Mitsumi Electric Co., Ltd.                                      410,100   2,490,157       0.0%
    Mitsumura Printing Co., Ltd.                                     46,000      94,756       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                             766,900   5,104,641       0.1%
#   Miyaji Engineering Group, Inc.                                  339,000     558,112       0.0%
    Miyazaki Bank, Ltd. (The)                                     3,772,260  10,625,185       0.1%
#   Miyoshi Oil & Fat Co., Ltd.                                     640,000     822,095       0.0%
    Mizuno Corp.                                                    877,395   4,719,765       0.0%
    Monex Group, Inc.                                                39,800      91,219       0.0%
    Morinaga Milk Industry Co., Ltd.                                647,000   5,211,296       0.1%
    Morito Co., Ltd.                                                  1,600      12,287       0.0%
    Mory Industries, Inc.                                           135,200   2,523,866       0.0%
    Mr Max Corp.                                                    575,500   2,092,946       0.0%
    Murakami Corp.                                                   21,000     366,279       0.0%
    Musashino Bank, Ltd. (The)                                      688,300  19,004,789       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Mutoh Holdings Co., Ltd.                                        32,000 $    73,120       0.0%
    Nachi-Fujikoshi Corp.                                          456,000   1,729,431       0.0%
    Nafco Co., Ltd.                                                 29,900     483,170       0.0%
#   Nagano Bank, Ltd. (The)                                        122,999   2,350,166       0.0%
    Nagano Keiki Co., Ltd.                                           6,600      40,188       0.0%
    Nagase & Co., Ltd.                                             853,000  10,909,754       0.1%
    Nakabayashi Co., Ltd.                                        1,035,000   2,325,298       0.0%
    Nakano Corp.                                                     7,900      32,072       0.0%
#*  Nakayama Steel Works, Ltd.                                     165,700   1,054,397       0.0%
#   Namura Shipbuilding Co., Ltd.                                  382,652   2,333,357       0.0%
    Nanto Bank, Ltd. (The)                                         255,800   9,725,332       0.1%
    Narasaki Sangyo Co., Ltd.                                       71,000     188,626       0.0%
#   NDS Co., Ltd.                                                   87,699   2,201,337       0.0%
#   NEC Capital Solutions, Ltd.                                    213,600   3,560,432       0.0%
    Neturen Co., Ltd.                                              786,200   6,372,598       0.1%
    Nice Holdings, Inc.                                          1,366,000   1,807,784       0.0%
#   Nichia Steel Works, Ltd.                                       798,800   1,844,818       0.0%
    Nichiban Co., Ltd.                                             568,000   5,128,080       0.1%
    Nichicon Corp.                                               1,379,400  11,822,144       0.1%
    Nichiden Corp.                                                   9,700     277,634       0.0%
    Nichiha Corp.                                                  119,000   2,939,083       0.0%
#   Nichimo Co., Ltd.                                              710,000   1,094,865       0.0%
    Nichireki Co., Ltd.                                            676,500   5,323,437       0.1%
    Nichirin Co., Ltd.                                              29,600     457,269       0.0%
    Nihon Dempa Kogyo Co., Ltd.                                    428,100   3,452,372       0.0%
    Nihon Eslead Corp.                                             138,000   1,530,403       0.0%
    Nihon Kagaku Sangyo Co., Ltd.                                   20,000     145,529       0.0%
    Nihon Nohyaku Co., Ltd.                                         86,500     472,373       0.0%
#   Nihon Plast Co., Ltd.                                           98,900     931,564       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                  164,100   2,319,879       0.0%
    Nihon Yamamura Glass Co., Ltd.                               1,675,000   3,061,904       0.0%
    Nikkiso Co., Ltd.                                               94,700     836,870       0.0%
    Nikko Co., Ltd.                                                125,400   2,068,853       0.0%
    Nikkon Holdings Co., Ltd.                                    1,133,100  24,335,698       0.2%
    Nippi, Inc.                                                     21,000     161,124       0.0%
    Nippo Corp.                                                    654,000  12,615,824       0.1%
    Nippon Beet Sugar Manufacturing Co., Ltd.                      252,700   4,926,126       0.0%
    Nippon Carbide Industries Co., Inc.                            784,000   1,043,579       0.0%
#   Nippon Carbon Co., Ltd.                                      1,518,000   2,944,335       0.0%
#   Nippon Chemi-Con Corp.                                       3,965,000   6,897,532       0.1%
    Nippon Chemical Industrial Co., Ltd.                         2,426,000   6,206,737       0.1%
    Nippon Chutetsukan K.K.                                        142,000     256,582       0.0%
#   Nippon Coke & Engineering Co., Ltd.                          2,084,300   1,840,111       0.0%
#   Nippon Concrete Industries Co., Ltd.                           880,100   3,174,560       0.0%
    Nippon Denko Co., Ltd.                                       2,985,760   5,542,757       0.1%
    Nippon Densetsu Kogyo Co., Ltd.                                215,800   3,931,682       0.0%
    Nippon Felt Co., Ltd.                                           73,100     344,823       0.0%
    Nippon Fine Chemical Co., Ltd.                                 232,500   1,752,559       0.0%
    Nippon Flour Mills Co., Ltd.                                   641,300   9,484,323       0.1%
    Nippon Hume Corp.                                              601,900   3,984,413       0.0%
#*  Nippon Kinzoku Co., Ltd.                                       149,300   1,572,411       0.0%
#   Nippon Kodoshi Corp.                                            25,800     206,837       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Nippon Koei Co., Ltd.                                        1,732,000 $ 8,125,517       0.1%
#   Nippon Koshuha Steel Co., Ltd.                                 950,000     696,946       0.0%
#   Nippon Light Metal Holdings Co., Ltd.                        9,747,400  22,194,894       0.2%
#   Nippon Paper Industries Co., Ltd.                              992,300  18,572,580       0.2%
    Nippon Pillar Packing Co., Ltd.                                399,100   4,098,707       0.0%
    Nippon Piston Ring Co., Ltd.                                   208,300   3,179,119       0.0%
#   Nippon Rietec Co., Ltd.                                         47,000     400,190       0.0%
    Nippon Road Co., Ltd. (The)                                  2,173,000   8,916,389       0.1%
    Nippon Seiki Co., Ltd.                                         211,000   4,079,509       0.0%
    Nippon Seisen Co., Ltd.                                        279,000   1,352,873       0.0%
#*  Nippon Sheet Glass Co., Ltd.                                 2,112,699  17,160,019       0.1%
    Nippon Shokubai Co., Ltd.                                        2,000     138,020       0.0%
    Nippon Signal Co., Ltd.                                        227,200   2,016,241       0.0%
#   Nippon Soda Co., Ltd.                                        2,573,000  11,406,049       0.1%
    Nippon Steel & Sumikin Bussan Corp.                            334,680  12,265,986       0.1%
    Nippon Systemware Co., Ltd.                                    133,200   2,061,020       0.0%
    Nippon Thompson Co., Ltd.                                    1,239,600   4,904,151       0.0%
    Nippon Tungsten Co., Ltd.                                       92,000     146,222       0.0%
    Nippon View Hotel Co., Ltd.                                      6,000      72,351       0.0%
#   Nippon Yakin Kogyo Co., Ltd.                                 4,559,100   6,681,566       0.1%
*   Nishi-Nippon Financial Holdings, Inc.                          455,200   4,531,599       0.0%
    Nishikawa Rubber Co., Ltd.                                       4,800      68,206       0.0%
    Nishimatsu Construction Co., Ltd.                            2,067,073   9,653,408       0.1%
    Nissan Shatai Co., Ltd.                                         24,700     255,005       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                           72,000     176,820       0.0%
    Nissei Plastic Industrial Co., Ltd.                            282,300   2,231,711       0.0%
#   Nisshin Fudosan Co.                                            993,200   3,766,921       0.0%
#   Nisshin Oillio Group, Ltd. (The)                             3,118,000  14,175,537       0.1%
    Nisshin Steel Co., Ltd.                                      2,099,200  27,923,832       0.2%
    Nisshinbo Holdings, Inc.                                     1,674,500  16,671,748       0.1%
    Nissin Corp.                                                 1,093,000   3,630,054       0.0%
    Nissin Kogyo Co., Ltd.                                         113,800   1,683,684       0.0%
#   Nissin Sugar Co., Ltd.                                         360,000   5,209,992       0.1%
    Nissui Pharmaceutical Co., Ltd.                                107,800   1,186,539       0.0%
    Nitta Gelatin, Inc.                                              6,500      45,174       0.0%
    Nittan Valve Co., Ltd.                                         168,600     574,952       0.0%
    Nittetsu Mining Co., Ltd.                                      197,800   8,253,215       0.1%
#   Nitto FC Co., Ltd.                                             197,200   1,592,217       0.0%
    Nitto Fuji Flour Milling Co., Ltd.                              32,800   1,177,389       0.0%
    Nitto Kogyo Corp.                                               35,700     523,698       0.0%
    Nitto Seiko Co., Ltd.                                          340,000   1,298,167       0.0%
    NJS Co., Ltd.                                                    2,700      33,346       0.0%
    Noda Corp.                                                      17,100     112,804       0.0%
    Nohmi Bosai, Ltd.                                               35,800     534,392       0.0%
    Noritake Co., Ltd.                                             127,900   2,919,339       0.0%
#   Noritsu Koki Co., Ltd.                                         336,600   2,543,660       0.0%
    Noritz Corp.                                                   222,600   4,613,519       0.0%
    North Pacific Bank, Ltd.                                     5,912,200  22,048,900       0.2%
#   NS United Kaiun Kaisha, Ltd.                                 3,163,000   4,392,872       0.0%
    NTN Corp.                                                    5,148,000  19,486,529       0.2%
    Obayashi Road Corp.                                            661,100   4,152,607       0.0%
    Oenon Holdings, Inc.                                           452,000   1,111,423       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Ogaki Kyoritsu Bank, Ltd. (The)                              6,311,000 $22,576,720       0.2%
    Ohashi Technica, Inc.                                           14,300     190,924       0.0%
#   Oita Bank, Ltd. (The)                                        3,928,000  14,876,663       0.1%
    Okabe Co., Ltd.                                                 11,100      94,727       0.0%
#   Okamoto Machine Tool Works, Ltd.                               210,000     275,638       0.0%
    Okasan Securities Group, Inc.                                  527,000   2,801,398       0.0%
#   OKK Corp.                                                    2,040,000   2,095,740       0.0%
    Okumura Corp.                                                  679,000   3,912,891       0.0%
    Okura Industrial Co., Ltd.                                   1,138,000   4,539,216       0.0%
    Okuwa Co., Ltd.                                                250,000   2,617,488       0.0%
    Olympic Group Corp.                                            322,300   1,793,031       0.0%
    ONO Sokki Co., Ltd.                                             70,200     606,869       0.0%
#   Onoken Co., Ltd.                                               387,500   4,776,800       0.0%
    Onward Holdings Co., Ltd.                                    1,736,000  11,620,258       0.1%
    Organo Corp.                                                   177,000     763,394       0.0%
    Origin Electric Co., Ltd.                                      417,000   1,106,886       0.0%
    Osaka Organic Chemical Industry, Ltd.                          171,300   1,340,370       0.0%
    Osaka Steel Co., Ltd.                                          546,800  10,251,921       0.1%
    Osaki Electric Co., Ltd.                                       559,000   5,365,082       0.1%
#   OUG Holdings, Inc.                                              41,000     105,468       0.0%
    Oyo Corp.                                                      157,500   1,821,256       0.0%
#   Pacific Industrial Co., Ltd.                                 1,153,800  14,187,769       0.1%
    PALTAC Corp.                                                   351,500   8,625,842       0.1%
    PanaHome Corp.                                                  24,000     178,499       0.0%
    Parco Co., Ltd.                                                269,700   2,498,560       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                  72,900     439,877       0.0%
    Piolax, Inc.                                                   215,300  13,688,058       0.1%
*   Pioneer Corp.                                                2,002,700   4,911,874       0.0%
    Plant Co., Ltd.                                                    900       9,548       0.0%
    Pocket Card Co., Ltd.                                          154,300     734,797       0.0%
    Press Kogyo Co., Ltd.                                        2,251,200  10,963,180       0.1%
#   PS Mitsubishi Construction Co., Ltd.                           228,000     794,763       0.0%
    Punch Industry Co., Ltd.                                         1,200      10,262       0.0%
    Raysum Co., Ltd.                                                22,700     148,385       0.0%
    Rengo Co., Ltd.                                              4,262,000  26,728,290       0.2%
    Rheon Automatic Machinery Co., Ltd.                            245,200   1,915,403       0.0%
    Rhythm Watch Co., Ltd.                                       2,492,000   4,247,361       0.0%
    Ricoh Leasing Co., Ltd.                                        374,700  10,824,228       0.1%
#   Right On Co., Ltd.                                             180,200   1,775,341       0.0%
    Riken Corp.                                                     68,700   2,515,483       0.0%
    Riken Keiki Co., Ltd.                                          152,200   1,877,267       0.0%
    Riken Technos Corp.                                          1,014,000   5,307,435       0.1%
    Rion Co., Ltd.                                                     700      10,697       0.0%
    Riso Kagaku Corp.                                              346,464   6,001,240       0.1%
    Round One Corp.                                                644,400   4,552,318       0.0%
    Ryobi, Ltd.                                                  3,295,000  13,282,650       0.1%
    Ryoden Corp.                                                   806,000   5,181,445       0.1%
    Ryosan Co., Ltd.                                               357,900  11,021,695       0.1%
    Ryoyo Electro Corp.                                            406,500   5,173,007       0.1%
    Sakai Chemical Industry Co., Ltd.                            2,581,000   9,207,447       0.1%
    Sakai Heavy Industries, Ltd.                                   675,000   1,374,473       0.0%
    Sakai Ovex Co., Ltd.                                            64,400   1,175,351       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Sala Corp.                                                     138,000 $   827,208       0.0%
    SAMTY Co., Ltd.                                                140,800   1,464,372       0.0%
    San Holdings, Inc.                                              76,000   1,107,268       0.0%
    San-Ai Oil Co., Ltd.                                         1,285,800   9,065,344       0.1%
    San-In Godo Bank, Ltd. (The)                                 4,210,400  30,293,575       0.2%
#   Sanden Holdings Corp.                                        1,930,000   5,973,451       0.1%
*   Sanken Electric Co., Ltd.                                    1,569,000   5,550,851       0.1%
    Sanki Engineering Co., Ltd.                                  1,296,700  11,760,083       0.1%
    Sanko Metal Industrial Co., Ltd.                                 2,200      61,930       0.0%
    Sankyo Seiko Co., Ltd.                                         521,400   1,706,383       0.0%
#   Sankyo Tateyama, Inc.                                          396,900   6,248,941       0.1%
    Sanoh Industrial Co., Ltd.                                     420,600   2,897,832       0.0%
    Sanoyas Holdings Corp.                                             400       1,046       0.0%
#   Sansha Electric Manufacturing Co., Ltd.                        159,700     725,273       0.0%
    Sanshin Electronics Co., Ltd.                                  393,000   3,477,919       0.0%
    Sanyo Chemical Industries, Ltd.                                152,000   6,872,657       0.1%
    Sanyo Denki Co., Ltd.                                          302,000   1,962,849       0.0%
    Sanyo Engineering & Construction, Inc.                         150,100     871,924       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                   5,500      48,071       0.0%
    Sanyo Industries, Ltd.                                         655,000   1,135,452       0.0%
#   Sanyo Shokai, Ltd.                                           2,130,628   3,430,948       0.0%
    Sanyo Special Steel Co., Ltd.                                2,864,000  14,681,688       0.1%
    Sata Construction Co., Ltd.                                     25,100      99,126       0.0%
    Sato Shoji Corp.                                               176,100   1,354,379       0.0%
#   Satori Electric Co., Ltd.                                       92,860     660,209       0.0%
#   Sawada Holdings Co., Ltd.                                       25,900     237,090       0.0%
#   Saxa Holdings, Inc.                                          1,688,000   3,566,481       0.0%
    SBS Holdings, Inc.                                              32,500     287,419       0.0%
#   Scroll Corp.                                                   552,000   1,922,331       0.0%
#   Seibu Electric Industry Co., Ltd.                               54,600   1,094,490       0.0%
    Seika Corp.                                                    504,000   1,496,996       0.0%
#   Seiko Holdings Corp.                                         2,324,000   7,607,174       0.1%
    Seino Holdings Co., Ltd.                                       664,819   7,366,651       0.1%
    Sekisui Jushi Corp.                                            505,700   8,329,775       0.1%
    Sekisui Plastics Co., Ltd.                                     731,000   5,391,198       0.1%
    Senko Co., Ltd.                                                360,080   2,489,407       0.0%
#   Senshu Electric Co., Ltd.                                       74,400   1,150,043       0.0%
    Senshu Ikeda Holdings, Inc.                                  3,939,500  17,924,320       0.1%
    Senshukai Co., Ltd.                                            274,700   1,861,879       0.0%
    Shibaura Electronics Co., Ltd.                                  27,200     503,443       0.0%
#   Shibaura Mechatronics Corp.                                    470,000   1,149,567       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                            418,000   1,213,960       0.0%
    Shibuya Corp.                                                      200       4,155       0.0%
    Shidax Corp.                                                       300       1,209       0.0%
#   Shiga Bank, Ltd. (The)                                       2,365,000  12,265,792       0.1%
#   Shikibo, Ltd.                                                3,276,000   3,776,637       0.0%
    Shikoku Bank, Ltd. (The)                                     2,543,000   6,000,888       0.1%
    Shima Seiki Manufacturing, Ltd.                                175,100   4,933,885       0.1%
    Shimachu Co., Ltd.                                           1,147,800  30,798,761       0.2%
    Shimane Bank, Ltd. (The)                                        13,700     166,807       0.0%
    Shimizu Bank, Ltd. (The)                                       193,700   5,842,392       0.1%
    Shimojima Co., Ltd.                                              1,200      12,021       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Shin Nippon Air Technologies Co., Ltd.                         310,120 $ 3,505,351       0.0%
    Shin-Etsu Polymer Co., Ltd.                                    602,000   4,025,005       0.0%
    Shinagawa Refractories Co., Ltd.                             1,367,000   2,914,316       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                    791,000   3,420,697       0.0%
*   Shinkawa, Ltd.                                                   1,100       7,123       0.0%
    Shinko Electric Industries Co., Ltd.                         1,782,000  11,484,251       0.1%
    Shinko Shoji Co., Ltd.                                         509,600   5,748,696       0.1%
    Shinko Wire Co., Ltd.                                          517,000     670,026       0.0%
    Shinmaywa Industries, Ltd.                                   2,421,000  18,739,772       0.2%
    Shinnihon Corp.                                                572,300   5,514,654       0.1%
#   Shinsho Corp.                                                   77,999   1,416,260       0.0%
    Shizuoka Gas Co., Ltd.                                         312,700   2,453,886       0.0%
    Shobunsha Publications, Inc.                                    12,800      73,394       0.0%
#   Shoei Foods Corp.                                              148,500   2,344,440       0.0%
    Showa Corp.                                                  1,130,300   7,398,012       0.1%
    Showa Denko KK                                               1,638,700  21,652,593       0.2%
    Sinanen Holdings Co., Ltd.                                     194,600   3,860,838       0.0%
    Sinfonia Technology Co., Ltd.                                  214,000     393,081       0.0%
    Sintokogio, Ltd.                                               756,262   6,596,225       0.1%
    SK-Electronics Co., Ltd.                                         5,200      50,766       0.0%
    SKY Perfect JSAT Holdings, Inc.                                997,500   4,943,152       0.1%
    SMK Corp.                                                        7,000      26,820       0.0%
    SNT Corp.                                                      596,300   2,799,849       0.0%
    Soda Nikka Co., Ltd.                                           319,000   1,496,704       0.0%
#   Sodick Co., Ltd.                                               416,500   3,126,473       0.0%
    Soft99 Corp.                                                    37,400     263,123       0.0%
    SPK Corp.                                                        8,218     169,511       0.0%
    Starzen Co., Ltd.                                                9,700     513,711       0.0%
    Stella Chemifa Corp.                                            64,300   2,258,826       0.0%
#   Subaru Enterprise Co., Ltd.                                    234,000     931,787       0.0%
    Sugimoto & Co., Ltd.                                            80,600   1,046,276       0.0%
    Suminoe Textile Co., Ltd.                                    1,610,000   3,402,630       0.0%
    Sumitomo Bakelite Co., Ltd.                                  3,607,000  19,588,521       0.2%
    Sumitomo Densetsu Co., Ltd.                                    161,400   1,790,286       0.0%
    Sumitomo Precision Products Co., Ltd.                          851,000   2,626,921       0.0%
    Sumitomo Riko Co., Ltd.                                        739,000   7,078,582       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                              36,800   1,375,903       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                           2,404,000  12,852,000       0.1%
    Sun-Wa Technos Corp.                                           131,200   1,053,301       0.0%
    Suncall Corp.                                                    9,000      40,242       0.0%
#*  SWCC Showa Holdings Co., Ltd.                                7,406,000   5,203,648       0.1%
    T RAD Co., Ltd.                                              1,184,000   2,587,674       0.0%
    T&K Toka Co., Ltd.                                             108,700   1,029,747       0.0%
#   Tachi-S Co., Ltd.                                              193,200   3,206,547       0.0%
#   Tachibana Eletech Co., Ltd.                                    350,720   3,883,746       0.0%
#   Tachikawa Corp.                                                195,500   1,422,827       0.0%
    Tadano, Ltd.                                                    33,600     377,321       0.0%
    Taihei Dengyo Kaisha, Ltd.                                     519,000   5,379,719       0.1%
    Taiheiyo Cement Corp.                                            2,050       5,871       0.0%
    Taiheiyo Kouhatsu, Inc.                                      1,939,000   1,662,331       0.0%
    Taiho Kogyo Co., Ltd.                                          499,200   7,165,599       0.1%
    Taiyo Yuden Co., Ltd.                                        1,653,500  17,664,797       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
#   Takagi Securities Co., Ltd.                                    247,000 $   329,074       0.0%
    Takano Co., Ltd.                                               240,200   1,738,147       0.0%
    Takaoka Toko Co., Ltd.                                          68,344   1,248,110       0.0%
    Takara Standard Co., Ltd.                                      429,553   7,979,242       0.1%
    Takasago International Corp.                                    72,400   1,940,902       0.0%
    Takasago Thermal Engineering Co., Ltd.                         127,200   1,793,888       0.0%
    Takashima & Co., Ltd.                                           59,000      95,013       0.0%
#*  Takata Corp.                                                   363,000   1,260,850       0.0%
    Take And Give Needs Co., Ltd.                                  242,090   1,161,889       0.0%
    Takeei Corp.                                                    77,300     632,595       0.0%
#   Takigami Steel Construction Co., Ltd. (The)                    171,000     696,233       0.0%
    Takihyo Co., Ltd.                                               24,000     100,095       0.0%
    Takiron Co., Ltd.                                            1,196,000   5,630,310       0.1%
#   Takisawa Machine Tool Co., Ltd.                                283,000     366,352       0.0%
    Tamron Co., Ltd.                                                73,300   1,283,369       0.0%
    Tamura Corp.                                                 1,644,948   6,762,976       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                      337,400   1,340,326       0.0%
#   Tayca Corp.                                                    922,000   4,888,229       0.0%
    TBK Co., Ltd.                                                  624,800   2,585,485       0.0%
    TECHNO ASSOCIE Co., Ltd.                                       166,200   1,504,699       0.0%
#   Techno Ryowa, Ltd.                                             225,570   1,410,328       0.0%
#   Teikoku Tsushin Kogyo Co., Ltd.                                553,000     841,389       0.0%
    Tenma Corp.                                                    448,300   7,764,711       0.1%
    Teraoka Seisakusho Co., Ltd.                                    72,700     241,050       0.0%
#   Tigers Polymer Corp.                                           303,100   2,061,980       0.0%
    TIS, Inc.                                                      102,500   2,319,418       0.0%
    Toa Corp.(6894508)                                             533,300  11,227,054       0.1%
    Toa Corp.(6894434)                                              11,200     102,178       0.0%
#   Toa Oil Co., Ltd.                                            1,309,000   1,882,582       0.0%
    TOA ROAD Corp.                                               1,280,000   3,432,965       0.0%
#   Toabo Corp.                                                    113,800     560,443       0.0%
    Toagosei Co., Ltd.                                           1,105,700  12,306,965       0.1%
    Tobu Store Co., Ltd.                                             1,400      37,619       0.0%
    Tochigi Bank, Ltd. (The)                                     2,849,000  13,735,748       0.1%
    Toda Corp.                                                   1,674,000   9,073,181       0.1%
#   Toda Kogyo Corp.                                               883,000   2,527,176       0.0%
    Toei Co., Ltd.                                                 424,000   3,406,563       0.0%
    Toenec Corp.                                                 1,120,000   5,365,941       0.1%
    Toho Bank, Ltd. (The)                                        5,138,000  19,505,655       0.2%
#   Toho Zinc Co., Ltd.                                          2,229,000   7,778,254       0.1%
#   Tohoku Bank, Ltd. (The)                                      1,595,000   2,219,073       0.0%
    Tohokushinsha Film Corp.                                        24,600     163,410       0.0%
    Tohto Suisan Co., Ltd.                                          78,000   1,248,728       0.0%
    Tokai Carbon Co., Ltd.                                       5,202,000  15,818,810       0.1%
#   Tokai Lease Co., Ltd.                                          610,000   1,152,463       0.0%
    Tokai Rika Co., Ltd.                                           317,100   5,946,473       0.1%
    Tokushu Tokai Paper Co., Ltd.                                  187,222   6,380,365       0.1%
*   Tokuyama Corp.                                               6,352,000  27,159,679       0.2%
#   Tokyo Electron Device, Ltd.                                    151,400   2,157,507       0.0%
    Tokyo Energy & Systems, Inc.                                   686,000   6,620,339       0.1%
    Tokyo Keiki, Inc.                                              722,000   1,229,433       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                      49,300   1,750,524       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
JAPAN -- (Continued)
    Tokyo Sangyo Co., Ltd.                                          540,400 $ 2,052,106       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                             397,200   2,755,066       0.0%
    Tokyo Tekko Co., Ltd.                                         1,224,000   5,327,336       0.1%
    Tokyo TY Financial Group, Inc.                                  419,057  13,409,490       0.1%
#   Tokyu Recreation Co., Ltd.                                      226,328   1,705,742       0.0%
    Toli Corp.                                                    1,121,000   3,996,441       0.0%
#   Tomato Bank, Ltd.                                               136,100   2,058,549       0.0%
    Tomoe Corp.                                                     856,700   2,820,026       0.0%
#   Tomoe Engineering Co., Ltd.                                      63,400     931,734       0.0%
#   Tomoku Co., Ltd.                                              1,466,000   4,256,309       0.0%
    TOMONY Holdings, Inc.                                         3,442,000  17,783,128       0.1%
    Tonami Holdings Co., Ltd.                                     1,579,000   4,253,894       0.0%
    Toppan Forms Co., Ltd.                                          741,600   7,371,464       0.1%
    Topre Corp.                                                     155,600   3,603,087       0.0%
    Topy Industries, Ltd.                                           533,100  12,362,509       0.1%
    Torii Pharmaceutical Co., Ltd.                                  116,200   2,677,475       0.0%
    Tosei Corp.                                                      43,200     323,361       0.0%
    Toshiba Machine Co., Ltd.                                       643,000   2,322,267       0.0%
*   Toshiba TEC Corp.                                               817,000   3,641,231       0.0%
#   Tosho Printing Co., Ltd.                                        355,000   1,606,475       0.0%
#   Tottori Bank, Ltd. (The)                                        112,799   1,859,477       0.0%
    Towa Bank, Ltd. (The)                                         5,495,000   5,807,634       0.1%
#   Towa Corp.                                                      340,200   3,914,799       0.0%
    Toyo Denki Seizo K.K.                                           273,000     766,012       0.0%
    Toyo Ink SC Holdings Co., Ltd.                                3,270,000  15,203,319       0.1%
#   Toyo Kanetsu K.K.                                               972,000   2,201,484       0.0%
    Toyo Kohan Co., Ltd.                                          2,040,200   6,106,187       0.1%
    Toyo Machinery & Metal Co., Ltd.                                183,000     689,679       0.0%
    Toyo Securities Co., Ltd.                                     1,325,000   2,357,451       0.0%
    Toyo Tanso Co., Ltd.                                            218,400   3,140,344       0.0%
    Toyo Tire & Rubber Co., Ltd.                                    102,600   1,591,364       0.0%
    Toyo Wharf & Warehouse Co., Ltd.                              1,124,000   1,829,556       0.0%
    Toyobo Co., Ltd.                                              1,118,000   1,829,997       0.0%
    Trusco Nakayama Corp.                                            94,539   4,887,794       0.0%
    TS Tech Co., Ltd.                                                 6,000     160,870       0.0%
    TSI Holdings Co., Ltd.                                        1,090,020   6,129,291       0.1%
#   Tsubakimoto Kogyo Co., Ltd.                                      71,000     209,432       0.0%
*   Tsudakoma Corp.                                                 755,000   1,076,825       0.0%
    Tsukishima Kikai Co., Ltd.                                      350,300   3,921,522       0.0%
    Tsukuba Bank, Ltd.                                            1,574,367   4,702,767       0.0%
#   Tsurumi Manufacturing Co., Ltd.                                 254,200   3,699,448       0.0%
#   Tsutsumi Jewelry Co., Ltd.                                      213,000   3,369,666       0.0%
    TTK Co., Ltd.                                                   132,000     612,069       0.0%
    TV Asahi Holdings Corp.                                         143,700   2,695,817       0.0%
    Tv Tokyo Holdings Corp.                                         148,700   3,402,215       0.0%
    TYK Corp.                                                       551,800     930,216       0.0%
#   U-Shin, Ltd.                                                    629,400   4,448,370       0.0%
#   UACJ Corp.                                                    3,400,000  11,049,764       0.1%
    Ube Industries, Ltd.                                         13,721,200  28,314,902       0.2%
    Uchida Yoko Co., Ltd.                                         1,421,000   5,924,413       0.1%
    Uchiyama Holdings Co., Ltd.                                       2,200       8,760       0.0%
    Ueki Corp.                                                      187,000     402,191       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
JAPAN -- (Continued)
    UKC Holdings Corp.                                             273,900 $    4,583,146       0.0%
    Ulvac, Inc.                                                     72,800      2,298,585       0.0%
*   Uniden Holdings Corp.                                          415,000        604,366       0.0%
    Unipres Corp.                                                  520,300     10,040,958       0.1%
*   Universal Entertainment Corp.                                  114,700      3,433,038       0.0%
    Ushio, Inc.                                                    381,400      4,601,158       0.0%
    Utoc Corp.                                                      68,200        249,231       0.0%
    Village Vanguard Co., Ltd.                                       2,000         25,559       0.0%
#   Vital KSK Holdings, Inc.                                       228,715      2,419,054       0.0%
    Wacoal Holdings Corp.                                        1,023,000     11,802,917       0.1%
    Wakachiku Construction Co., Ltd.                                20,000         29,865       0.0%
    Wakita & Co., Ltd.                                             785,200      6,695,125       0.1%
#   Warabeya Nichiyo Holdings Co., Ltd.                            162,200      3,912,150       0.0%
    Wood One Co., Ltd.                                             437,000      1,128,841       0.0%
    Xebio Holdings Co., Ltd.                                       430,300      6,679,611       0.1%
    Y A C Co., Ltd.                                                 19,500        242,935       0.0%
    Yachiyo Industry Co., Ltd.                                      66,900        580,141       0.0%
#   Yaizu Suisankagaku Industry Co., Ltd.                           52,600        507,223       0.0%
    YAMABIKO Corp.                                                 311,496      3,080,447       0.0%
#   Yamagata Bank, Ltd. (The)                                    2,334,000     10,082,537       0.1%
    Yamaichi Electronics Co., Ltd.                                  46,000        364,670       0.0%
    Yamanashi Chuo Bank, Ltd. (The)                              3,399,000     16,624,039       0.1%
#   Yamatane Corp.                                                 214,499      2,827,704       0.0%
    Yamato Corp.                                                   336,500      1,848,959       0.0%
    Yamaya Corp.                                                    39,300        570,997       0.0%
    Yamazawa Co., Ltd.                                               3,500         57,599       0.0%
#   Yashima Denki Co., Ltd.                                         43,400        239,211       0.0%
    Yasuda Logistics Corp.                                         185,700      1,218,553       0.0%
    Yellow Hat, Ltd.                                               188,900      4,034,492       0.0%
    Yodogawa Steel Works, Ltd.                                     499,600     13,640,422       0.1%
    Yokogawa Bridge Holdings Corp.                                 865,800      9,512,225       0.1%
#   Yokohama Reito Co., Ltd.                                     1,176,900     11,903,284       0.1%
    Yokowo Co., Ltd.                                               144,400        978,783       0.0%
    Yondenko Corp.                                                 400,250      1,560,299       0.0%
#   Yonex Co., Ltd.                                                 17,900        790,648       0.0%
    Yorozu Corp.                                                   333,400      5,250,192       0.1%
    Yotai Refractories Co., Ltd.                                     9,000         26,821       0.0%
    Yuasa Funashoku Co., Ltd.                                      620,000      1,654,439       0.0%
    Yuken Kogyo Co., Ltd.                                          361,000        632,244       0.0%
    Yurtec Corp.                                                 1,199,000      8,783,212       0.1%
    Yusen Logistics Co., Ltd.                                      395,700      4,028,625       0.0%
    Yushiro Chemical Industry Co., Ltd.                            120,300      1,660,699       0.0%
    Yutaka Giken Co., Ltd.                                           2,700         53,956       0.0%
    Zenitaka Corp. (The)                                           233,000        768,834       0.0%
                                                                           --------------      ----
TOTAL JAPAN                                                                 3,568,261,148      27.4%
                                                                           --------------      ----
NETHERLANDS -- (2.1%)
#   APERAM SA                                                    1,295,977     58,939,499       0.5%
    Arcadis NV                                                      16,213        213,396       0.0%
    ASM International NV                                           615,479     26,253,541       0.2%
    BE Semiconductor Industries NV                                 270,186      8,801,807       0.1%
#   BinckBank NV                                                 1,211,380      7,188,362       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NETHERLANDS -- (Continued)
    Boskalis Westminster                                            732,538 $ 23,625,491       0.2%
    Corbion NV                                                      173,716    4,007,380       0.0%
    Delta Lloyd NV                                                7,177,283   43,360,353       0.3%
*   Fugro NV                                                        754,606   13,494,046       0.1%
#*  Heijmans NV                                                     377,083    3,610,597       0.0%
    KAS Bank NV                                                     368,633    3,342,243       0.0%
#   Koninklijke BAM Groep NV                                      5,725,163   26,637,305       0.2%
#*  Ordina NV                                                     1,726,008    4,598,516       0.0%
#   SBM Offshore NV                                               4,403,531   63,209,832       0.5%
#*  SNS Reaal NV                                                  4,044,025           --       0.0%
    Telegraaf Media Groep NV                                         90,937      369,110       0.0%
*   TomTom NV                                                       594,874    4,810,495       0.1%
    Van Lanschot NV                                                  24,529      502,892       0.0%
    Wessanen                                                        157,319    1,879,722       0.0%
                                                                            ------------       ---
TOTAL NETHERLANDS                                                            294,844,587       2.3%
                                                                            ------------       ---
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                                        11,969,358   16,510,582       0.1%
    Arvida Group, Ltd.                                              103,325       83,470       0.0%
    Chorus, Ltd.                                                  4,367,088   11,406,704       0.1%
    Colonial Motor Co., Ltd. (The)                                  237,146    1,195,959       0.0%
    EBOS Group, Ltd.                                                421,204    5,131,869       0.1%
#   Heartland Bank, Ltd.                                          2,040,467    2,186,651       0.0%
    Hellaby Holdings, Ltd.                                           35,560       84,921       0.0%
    Kathmandu Holdings, Ltd.                                        267,464      384,211       0.0%
    Metlifecare, Ltd.                                               186,353      769,912       0.0%
    Metro Performance Glass, Ltd.                                     8,085       12,531       0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.                 838,561    1,318,070       0.0%
#   New Zealand Oil & Gas, Ltd.                                   1,768,005      668,348       0.0%
#   New Zealand Refining Co., Ltd. (The)                            947,487    1,517,224       0.0%
#   NZME, Ltd.                                                    1,186,151      564,172       0.0%
#   PGG Wrightson, Ltd.                                           2,186,532      718,876       0.0%
*   Richina Pacific, Ltd.                                           832,183           --       0.0%
*   Rubicon, Ltd.                                                 3,285,942      539,311       0.0%
    Sanford, Ltd.                                                 1,020,617    4,652,916       0.0%
    Scales Corp., Ltd.                                               13,178       29,007       0.0%
#   Skellerup Holdings, Ltd.                                        391,149      399,703       0.0%
#   SKY Network Television, Ltd.                                  1,544,675    5,100,272       0.1%
    Steel & Tube Holdings, Ltd.                                     472,047      738,381       0.0%
    Summerset Group Holdings, Ltd.                                    6,136       20,871       0.0%
    Tenon, Ltd.                                                      22,068       40,048       0.0%
    Tourism Holdings, Ltd.                                        1,173,334    2,717,660       0.0%
#   Tower, Ltd.                                                   2,434,211    1,565,736       0.0%
    Warehouse Group, Ltd. (The)                                      24,364       52,250       0.0%
                                                                            ------------       ---
TOTAL NEW ZEALAND                                                             58,409,655       0.4%
                                                                            ------------       ---
NORWAY -- (0.7%)
#*  Akastor ASA                                                     321,635      443,408       0.0%
#*  Aker Solutions ASA                                              500,588    2,296,078       0.0%
    American Shipping Co. ASA                                        69,464      209,416       0.0%
    Austevoll Seafood ASA                                         1,116,576   10,067,062       0.1%
    Bonheur ASA                                                     492,410    3,172,278       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
NORWAY -- (Continued)
#   BW LPG, Ltd.                                                    902,854 $ 2,912,584       0.0%
#   BW Offshore, Ltd.                                            97,899,707   4,020,578       0.0%
*   Deep Sea Supply P.L.C.                                          180,288      29,452       0.0%
*   Farstad Shipping ASA                                            132,697     107,830       0.0%
#*  Fred Olsen Energy ASA                                           580,064     995,475       0.0%
#   Frontline, Ltd.                                                 248,016   1,816,991       0.0%
    Grieg Seafood ASA                                                18,320     161,218       0.0%
*   Kongsberg Automotive ASA                                     10,632,536   8,776,346       0.1%
#   Kvaerner ASA                                                  3,306,963   4,338,461       0.0%
#*  Norske Skogindustrier ASA                                     5,499,972   1,944,429       0.0%
#   Ocean Yield ASA                                                 136,780   1,142,088       0.0%
*   Odfjell Drilling, Ltd.                                           34,369      45,721       0.0%
*   Odfjell SE Class A                                              228,517     747,020       0.0%
#*  Petroleum Geo-Services ASA                                    5,967,666  16,019,664       0.1%
*   Prosafe SE                                                    5,422,496     183,141       0.0%
#*  REC Silicon ASA                                              25,812,864   3,221,445       0.0%
#*  Seadrill, Ltd.                                                1,082,645   2,301,863       0.0%
*   Sevan Marine ASA                                                434,290     894,523       0.0%
*   Solstad Offshore ASA                                            304,748     492,307       0.0%
#*  Songa Offshore                                                3,934,543      94,951       0.0%
    SpareBank 1 SMN                                                 746,546   5,491,156       0.1%
    SpareBank 1 SR-Bank ASA                                         621,299   3,703,079       0.0%
    Stolt-Nielsen, Ltd.                                             401,716   4,933,071       0.1%
#*  Storebrand ASA                                                  764,242   3,930,598       0.0%
    TGS Nopec Geophysical Co. ASA                                   223,233   4,515,399       0.1%
*   Treasure ASA                                                     47,359     104,958       0.0%
#   Wilh Wilhelmsen ASA                                              98,023     309,665       0.0%
    Wilh Wilhelmsen Holding ASA Class A                             252,772   5,398,507       0.1%
                                                                            -----------       ---
TOTAL NORWAY                                                                 94,820,762       0.7%
                                                                            -----------       ---
PORTUGAL -- (0.3%)
#*  Banco BPI SA                                                 10,365,883  12,867,760       0.1%
#*  Banco Comercial Portugues SA Class R                          3,378,239   4,499,289       0.0%
    Corticeira Amorim SGPS SA                                     1,926,561  19,340,989       0.2%
    Mota-Engil SGPS SA                                              489,771     956,192       0.0%
    Navigator Co SA (The)                                           270,979     793,616       0.0%
*   Papelaria Fernandes-Industria e Comercia SA                       2,000          --       0.0%
    Semapa-Sociedade de Investimento e Gestao                         1,754      22,512       0.0%
#   Sonae Capital SGPS SA                                           345,197     266,311       0.0%
*   Sonae Industria SGPS SA                                      26,437,365     188,263       0.0%
    Sonae SGPS SA                                                 1,259,744   1,001,558       0.0%
    Teixeira Duarte SA                                               79,564      16,302       0.0%
                                                                            -----------       ---
TOTAL PORTUGAL                                                               39,952,792       0.3%
                                                                            -----------       ---
SINGAPORE -- (1.2%)
    Accordia Golf Trust                                           2,305,300   1,086,325       0.0%
    ASL Marine Holdings, Ltd.                                       924,900      80,841       0.0%
*   Ausgroup, Ltd.                                                1,551,000      47,837       0.0%
    Baker Technology, Ltd.                                           33,580      15,720       0.0%
*   Banyan Tree Holdings, Ltd.                                       59,000      16,837       0.0%
    Bonvests Holdings, Ltd.                                       1,303,080   1,142,603       0.0%
*   Broadway Industrial Group, Ltd.                               3,504,767     492,128       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SINGAPORE -- (Continued)
    China Aviation Oil Singapore Corp., Ltd.                         91,300 $    93,528       0.0%
    China Everbright Water, Ltd.                                    550,900     226,043       0.0%
#   Chip Eng Seng Corp., Ltd.                                     9,667,198   4,472,551       0.1%
    Chuan Hup Holdings, Ltd.                                      7,213,600   1,344,268       0.0%
*   Cityneon Holdings, Ltd.                                         431,200     364,677       0.0%
#*  COSCO Corp. Singapore, Ltd.                                   6,382,800   1,167,911       0.0%
*   Creative Technology, Ltd.                                       720,450     500,477       0.0%
*   DMX Technologies Group, Ltd.                                  3,585,000     106,966       0.0%
    EnGro Corp., Ltd.                                                85,000      52,207       0.0%
*   Excel Machine Tools, Ltd.                                       473,000          --       0.0%
#*  Ezion Holdings, Ltd.                                         26,913,250   5,766,429       0.1%
#*  Ezra Holdings, Ltd.                                          45,534,909   1,394,866       0.0%
    Falcon Energy Group, Ltd.                                       365,100      38,707       0.0%
    Far East Orchard, Ltd.                                        5,185,742   5,522,330       0.1%
*   First Ship Lease Trust                                          651,800      75,306       0.0%
    First Sponsor Group, Ltd.                                       896,487     837,885       0.0%
    Frasers Centrepoint, Ltd.                                       458,100     488,993       0.0%
    Fu Yu Corp., Ltd.                                             2,821,200     384,602       0.0%
    GK Goh Holdings, Ltd.                                         2,289,574   1,383,982       0.0%
*   Global Premium Hotels, Ltd.                                      37,000       7,853       0.0%
    Golden Agri-Resources, Ltd.                                  12,059,500   3,329,982       0.0%
    GP Batteries International, Ltd.                                311,400     167,962       0.0%
    GP Industries, Ltd.                                           2,112,708     870,544       0.0%
    GuocoLand, Ltd.                                                 175,700     242,239       0.0%
*   Halcyon Agri Corp., Ltd.                                         84,277      28,807       0.0%
*   Hanwell Holdings, Ltd.                                        6,432,943   1,036,946       0.0%
    Haw Par Corp., Ltd.                                              27,200     175,215       0.0%
    Hi-P International, Ltd.                                        500,900     172,500       0.0%
    Hiap Hoe, Ltd.                                                   43,100      21,834       0.0%
    Ho Bee Land, Ltd.                                             6,700,300  10,260,920       0.1%
#   Hong Fok Corp., Ltd.                                          7,811,660   3,655,380       0.0%
*   Hong Fok Land, Ltd.                                           4,248,000          --       0.0%
    Hong Leong Asia, Ltd.                                         1,085,200     539,184       0.0%
#   Hotel Grand Central, Ltd.                                     2,821,619   2,758,058       0.0%
    Hour Glass, Ltd. (The)                                        1,018,060     493,676       0.0%
    Hwa Hong Corp., Ltd.                                            563,500     123,656       0.0%
#   Hyflux, Ltd.                                                  4,353,300   1,451,544       0.0%
#   Indofood Agri Resources, Ltd.                                 9,778,600   3,369,489       0.0%
*   InnoTek, Ltd.                                                 3,596,000     484,954       0.0%
    IPC Corp., Ltd.                                                 842,790     337,598       0.0%
    Isetan Singapore, Ltd.                                          166,500     433,828       0.0%
*   Jurong Technologies Industrial Corp., Ltd.                    3,391,000          --       0.0%
    k1 Ventures, Ltd.                                             2,584,700   1,884,329       0.0%
*   Koh Brothers Eco Engineering, Ltd.                              146,400       5,156       0.0%
    Koh Brothers Group, Ltd.                                      1,464,000     279,092       0.0%
*   KrisEnergy, Ltd.                                                523,700      56,383       0.0%
    KSH Holdings, Ltd.                                               61,100      24,106       0.0%
    Lian Beng Group, Ltd.                                         4,237,000   1,384,272       0.0%
    Low Keng Huat Singapore, Ltd.                                   252,600      97,877       0.0%
    Lum Chang Holdings, Ltd.                                      1,565,200     416,135       0.0%
*   Marco Polo Marine, Ltd.                                         129,000       6,801       0.0%
#   Metro Holdings, Ltd.                                         10,186,860   7,163,407       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SINGAPORE -- (Continued)
#   Mewah International, Inc.                                        56,000 $      9,653       0.0%
#   Midas Holdings, Ltd.                                         30,471,000    4,716,462       0.1%
#*  Nam Cheong, Ltd.                                              9,021,800      368,303       0.0%
#*  Noble Group, Ltd.                                            80,001,200    9,512,279       0.1%
    NSL, Ltd.                                                       560,600      570,118       0.0%
    OUE, Ltd.                                                     1,916,300    2,332,246       0.0%
    Pacc Offshore Services Holdings, Ltd.                           455,100       99,548       0.0%
    Pacific Radiance, Ltd.                                        1,281,800      142,296       0.0%
    Penguin International, Ltd.                                      39,466        7,037       0.0%
    QAF, Ltd.                                                     3,704,679    3,293,174       0.0%
*   Raffles Education Corp., Ltd.                                13,998,400    1,894,455       0.0%
    RHT Health Trust                                                315,400      195,387       0.0%
    Rotary Engineering, Ltd.                                        105,300       28,731       0.0%
    San Teh, Ltd.                                                   285,800       42,305       0.0%
#   SembCorp Industries, Ltd.                                     1,820,500    3,296,587       0.0%
    SHS Holdings, Ltd.                                              378,500       52,755       0.0%
    Sinarmas Land, Ltd.                                             112,700       38,890       0.0%
    Sing Holdings, Ltd.                                             294,900       68,929       0.0%
    Sing Investments & Finance, Ltd.                                144,600      119,578       0.0%
    Singapore Reinsurance Corp., Ltd.                             2,999,110      667,901       0.0%
    Singapura Finance, Ltd.                                         210,000      132,199       0.0%
#   Sino Grandness Food Industry Group, Ltd.                      8,363,200    2,044,053       0.0%
#   Stamford Land Corp., Ltd.                                     3,583,100    1,171,152       0.0%
    Sunningdale Tech, Ltd.                                        2,318,380    1,757,203       0.0%
#*  SunVic Chemical Holdings, Ltd.                                4,916,700      329,653       0.0%
#*  Swiber Holdings, Ltd.                                        11,008,950      862,516       0.0%
*   Tat Hong Holdings, Ltd.                                       3,657,400    1,157,226       0.0%
    Tiong Woon Corp. Holding, Ltd.                                3,634,550      680,153       0.0%
#   Tuan Sing Holdings, Ltd.                                     17,921,752    3,668,288       0.0%
#   UMS Holdings, Ltd.                                            3,385,550    1,506,983       0.0%
    United Engineers, Ltd.                                        9,926,932   18,472,577       0.2%
#   United Industrial Corp., Ltd.                                 4,093,321    8,006,739       0.1%
    UOB-Kay Hian Holdings, Ltd.                                      19,100       18,168       0.0%
    UOL Group, Ltd.                                                 947,900    3,855,282       0.1%
#*  Vard Holdings, Ltd.                                          13,006,800    1,732,791       0.0%
#   Vibrant Group, Ltd.                                             730,273      188,786       0.0%
    Wee Hur Holdings, Ltd.                                           94,000       15,829       0.0%
#   Wheelock Properties Singapore, Ltd.                           2,286,200    2,450,677       0.0%
#   Wing Tai Holdings, Ltd.                                      10,887,654   13,264,672       0.1%
    Yeo Hiap Seng, Ltd.                                             832,257      767,191       0.0%
*   Yongnam Holdings, Ltd.                                          539,925       77,717       0.0%
*   Yuuzoo Corp., Ltd.                                            7,401,200      939,938       0.0%
                                                                            ------------       ---
TOTAL SINGAPORE                                                              158,940,173       1.2%
                                                                            ------------       ---
SPAIN -- (2.3%)
    Acciona SA                                                      641,361   48,739,153       0.4%
#   Acerinox SA                                                   3,328,284   40,957,184       0.3%
#   Adveo Group International SA                                     81,617      298,304       0.0%
    Almirall SA                                                      99,828    1,435,040       0.0%
    Applus Services SA                                              300,749    2,885,664       0.0%
    Azkoyen SA                                                        3,246       18,713       0.0%
    Bankinter SA                                                  2,805,147   21,440,772       0.2%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SPAIN -- (Continued)
*   Baron de Ley                                                    21,391 $  2,421,529       0.0%
#*  Caja de Ahorros del Mediterraneo                               298,813           --       0.0%
#*  Cementos Portland Valderrivas SA                               198,571    1,360,428       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                   22,119    8,321,600       0.1%
*   Deoleo SA                                                       59,030       11,659       0.0%
    Ebro Foods SA                                                1,334,854   28,783,909       0.2%
*   eDreams ODIGEO SA                                              187,292      569,943       0.0%
    Elecnor SA                                                      25,166      249,063       0.0%
    Ence Energia y Celulosa SA                                   3,623,011    7,895,584       0.1%
#*  Ercros SA                                                    1,747,920    4,007,360       0.0%
*   Espanola del Zinc S.A.                                          53,703           --       0.0%
    Fluidra SA                                                     272,035    1,300,549       0.0%
    Gamesa Corp. Tecnologica SA                                  2,275,221   52,531,263       0.4%
    Grupo Catalana Occidente SA                                    369,781   11,644,869       0.1%
    Iberpapel Gestion SA                                           104,496    2,285,960       0.0%
*   Indra Sistemas SA                                              573,013    7,086,247       0.1%
*   Liberbank SA                                                   700,525      694,827       0.0%
    Melia Hotels International SA                                  940,097   11,607,297       0.1%
    Miquel y Costas & Miquel SA                                     36,906    1,567,282       0.0%
*   NH Hotel Group SA                                            3,987,804   17,595,539       0.1%
    Nmas1 Dinamia SA                                                44,799      393,649       0.0%
#   Obrascon Huarte Lain SA                                      2,907,403   11,653,533       0.1%
    Papeles y Cartones de Europa SA                              1,074,333    5,604,105       0.1%
*   Pescanova SA                                                   338,483           --       0.0%
#*  Quabit Inmobiliaria SA                                         100,487      200,511       0.0%
*   Realia Business SA                                              84,487       81,710       0.0%
#   Sacyr SA                                                     5,959,907   13,588,280       0.1%
#*  Solaria Energia y Medio Ambiente SA                            391,095      353,396       0.0%
#   Tecnocom Telecomunicaciones y Energia SA                        75,602      266,772       0.0%
    Tubacex SA                                                   1,248,231    3,711,565       0.0%
#*  Tubos Reunidos SA                                              177,490      165,195       0.0%
*   Vocento SA                                                      61,285       81,957       0.0%
                                                                           ------------       ---
TOTAL SPAIN                                                                 311,810,411       2.4%
                                                                           ------------       ---
SWEDEN -- (3.0%)
    Acando AB                                                    1,355,565    3,471,004       0.0%
    AddNode Group AB                                                37,990      241,954       0.0%
    AF AB Class B                                                  429,224    7,855,396       0.1%
*   Arise AB                                                        42,853       94,954       0.0%
    B&B Tools AB Class B                                           398,918    8,882,552       0.1%
    Beijer Alma AB                                                   1,244       28,737       0.0%
#   Beijer Ref AB                                                  168,863    3,952,803       0.0%
    Bilia AB Class A                                               632,588   15,083,333       0.1%
    BillerudKorsnas AB                                           2,518,920   41,364,292       0.3%
    Biotage AB                                                     773,892    3,750,504       0.0%
    Bjorn Borg AB                                                  135,823      604,535       0.0%
*   Bonava AB Class B                                              155,911    1,926,397       0.0%
#   Bulten AB                                                      305,813    3,058,272       0.0%
    Bure Equity AB                                               1,237,090   13,554,440       0.1%
    Byggmax Group AB                                                 8,789       57,895       0.0%
    Catena AB                                                       89,222    1,301,713       0.0%
    Cloetta AB Class B                                           4,546,209   16,108,115       0.1%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
    Com Hem Holding AB                                             671,190 $ 6,040,022       0.1%
    Concentric AB                                                  347,767   4,135,857       0.1%
#   Concordia Maritime AB Class B                                  471,532     829,322       0.0%
#*  Doro AB                                                        262,225   1,669,917       0.0%
    Duni AB                                                        274,591   3,652,546       0.0%
    East Capital Explorer AB                                        34,327     228,127       0.0%
    Elanders AB                                                      8,606     104,572       0.0%
#   Elanders AB Class B                                             32,953     400,375       0.0%
    Eltel AB                                                       106,413     660,329       0.0%
#*  Eniro AB                                                     4,491,898     139,560       0.0%
    Granges AB                                                     556,422   5,407,047       0.1%
    Gunnebo AB                                                     704,226   3,264,240       0.0%
    Haldex AB                                                    1,162,884  14,978,982       0.1%
    Hoist Finance AB                                                46,274     417,339       0.0%
    Holmen AB Class B                                            1,244,509  42,581,753       0.3%
    Inwido AB                                                      441,359   4,823,174       0.1%
    KappAhl AB                                                   1,154,574   6,020,486       0.1%
    KNOW IT AB                                                     269,967   2,414,572       0.0%
    Lagercrantz Group AB Class B                                   531,395   4,880,662       0.1%
    Lindab International AB                                      1,493,078  12,785,911       0.1%
    Loomis AB Class B                                              130,711   3,715,501       0.0%
#*  Medivir AB Class B                                             221,252   1,622,396       0.0%
#   Mekonomen AB                                                    20,160     358,389       0.0%
    Modern Times Group MTG AB Class B                              106,479   2,865,721       0.0%
#   MQ Holding AB                                                  507,480   1,908,508       0.0%
#   Mycronic AB                                                    973,849  10,164,785       0.1%
#*  Net Insight AB Class B                                       3,169,652   2,365,911       0.0%
    New Wave Group AB Class B                                    1,190,212   6,588,996       0.1%
    Nobia AB                                                       163,473   1,424,851       0.0%
    Nolato AB Class B                                              129,865   3,723,670       0.0%
#   Nordnet AB Class B                                             267,655   1,099,364       0.0%
    Opus Group AB                                                2,778,399   2,044,551       0.0%
    Pandox AB                                                       31,153     494,328       0.0%
    Peab AB                                                      3,730,828  31,641,266       0.3%
    Pricer AB Class B                                              166,641     174,596       0.0%
    Proact IT Group AB                                              18,292     282,302       0.0%
    Ratos AB Class B                                             2,568,899  10,557,620       0.1%
#   Recipharm AB Class B                                           131,630   1,917,817       0.0%
    Rezidor Hotel Group AB                                         416,278   1,698,512       0.0%
    Rottneros AB                                                   138,984     122,156       0.0%
    Saab AB Class B                                              1,090,814  38,634,039       0.3%
#*  SAS AB                                                       4,523,101   7,659,733       0.1%
#   Semcon AB                                                       69,488     359,608       0.0%
    SkiStar AB                                                      90,392   1,389,681       0.0%
#*  SSAB AB Class A(B17H0S8)                                     1,001,919   3,177,779       0.0%
#*  SSAB AB Class A(BPRBWK4)                                       881,769   2,804,852       0.0%
*   SSAB AB Class B(B17H3F6)                                       966,568   2,565,402       0.0%
#*  SSAB AB Class B(BPRBWM6)                                     4,956,429  13,167,595       0.1%
*   Swedish Orphan Biovitrum AB                                    107,579   1,101,401       0.0%
#   Systemair AB                                                    32,028     411,499       0.0%
#   Transcom Worldwide AB                                          117,962     846,979       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWEDEN -- (Continued)
    Trelleborg AB Class B                                        1,136,161 $ 19,831,569       0.2%
                                                                           ------------       ---
TOTAL SWEDEN                                                                413,493,066       3.2%
                                                                           ------------       ---
SWITZERLAND -- (4.4%)
#*  AFG Arbonia-Forster Holding AG                                 664,051    9,963,202       0.1%
    Allreal Holding AG                                             198,047   29,147,180       0.2%
*   Alpiq Holding AG                                                21,131    1,962,380       0.0%
    ALSO Holding AG                                                 39,851    3,649,847       0.0%
    Aryzta AG                                                      502,240   22,069,153       0.2%
    Autoneum Holding AG                                              6,433    1,702,291       0.0%
    Baloise Holding AG                                             499,895   61,501,836       0.5%
    Bank Coop AG                                                    24,627    1,042,901       0.0%
    Banque Cantonale de Geneve                                      13,899    4,107,675       0.0%
#   Banque Cantonale du Jura SA                                      7,739      405,020       0.0%
    Banque Cantonale Vaudoise                                       16,673   10,474,620       0.1%
    Basler Kantonalbank                                              7,646      517,466       0.0%
    Bell AG                                                          8,148    3,486,215       0.0%
    Bellevue Group AG                                               85,177    1,279,280       0.0%
#   Berner Kantonalbank AG                                          14,722    2,672,571       0.0%
    Bobst Group SA                                                 195,683   10,769,846       0.1%
    Calida Holding AG                                                1,986       69,063       0.0%
    Carlo Gavazzi Holding AG                                         7,529    1,858,169       0.0%
    Cham Paper Holding AG                                           10,802    3,440,169       0.0%
#*  Charles Voegele Holding AG                                     157,873    1,006,355       0.0%
*   Cicor Technologies                                              11,875      295,644       0.0%
    Cie Financiere Tradition SA                                     10,833      858,312       0.0%
    Coltene Holding AG                                              49,353    3,519,792       0.0%
    Conzzeta AG                                                     18,205   12,574,584       0.1%
    Daetwyler Holding AG                                           109,190   14,957,949       0.1%
*   Dottikon Es Holding AG                                              71       28,626       0.0%
    EFG International AG                                           829,233    4,469,756       0.1%
    Emmi AG                                                         35,864   21,185,950       0.2%
    Energiedienst Holding AG                                         3,690       95,465       0.0%
    Flughafen Zuerich AG                                           142,242   26,147,487       0.2%
    Forbo Holding AG                                                 6,818    8,691,424       0.1%
    GAM Holding AG                                               2,037,182   19,733,293       0.2%
    Georg Fischer AG                                                10,749    9,530,016       0.1%
    Gurit Holding AG                                                10,458    8,851,438       0.1%
    Helvetia Holding AG                                            166,174   86,454,389       0.7%
#   HOCHDORF Holding AG                                             13,216    3,676,167       0.0%
    Huber & Suhner AG                                               88,013    5,124,914       0.1%
    Implenia AG                                                    271,989   18,216,499       0.2%
    Intershop Holding AG                                             4,286    2,188,807       0.0%
    Jungfraubahn Holding AG                                         11,942    1,118,981       0.0%
    Kardex AG                                                       35,954    3,078,373       0.0%
    Komax Holding AG                                                 9,728    2,342,650       0.0%
    Kudelski SA                                                    255,273    4,401,103       0.0%
    Liechtensteinische Landesbank AG                                79,062    3,195,832       0.0%
#   Luzerner Kantonalbank AG                                         7,245    2,815,320       0.0%
    MCH Group AG                                                     9,143      614,516       0.0%
    Metall Zug AG                                                      289      928,662       0.0%
*   Meyer Burger Technology AG                                     440,874    1,440,609       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SWITZERLAND -- (Continued)
    Mikron Holding AG                                                21,656 $    139,633       0.0%
    Mobimo Holding AG                                                62,639   15,072,058       0.1%
    OC Oerlikon Corp. AG                                          1,203,575   11,314,759       0.1%
*   Orascom Development Holding AG                                   87,266      523,048       0.0%
#   Orell Fuessli Holding AG                                            356       43,241       0.0%
    Orior AG                                                         46,519    3,760,911       0.0%
    Phoenix Mecano AG                                                 2,202    1,126,875       0.0%
    Plazza AG                                                        14,700    3,495,133       0.0%
    Rieter Holding AG                                                10,276    1,951,513       0.0%
    Romande Energie Holding SA                                        3,905    4,804,173       0.1%
*   Schmolz + Bickenbach AG                                       9,689,110    6,354,687       0.1%
    Schweiter Technologies AG                                         2,776    2,990,911       0.0%
    SFS Group AG                                                     49,316    3,715,422       0.0%
    Siegfried Holding AG                                             32,307    6,643,631       0.1%
    St Galler Kantonalbank AG                                        28,597   10,733,848       0.1%
    Sulzer AG                                                       273,865   26,970,542       0.2%
    Swissquote Group Holding SA                                      46,016    1,307,767       0.0%
    Tamedia AG                                                        9,997    1,632,534       0.0%
    Thurgauer Kantonalbank                                            4,678      427,334       0.0%
    Valiant Holding AG                                              158,134   14,992,367       0.1%
    Valora Holding AG                                                67,823   19,706,860       0.2%
    Vaudoise Assurances Holding SA                                   22,673   11,026,601       0.1%
    Vetropack Holding AG                                              1,167    1,914,248       0.0%
    Vontobel Holding AG                                             207,862   10,178,345       0.1%
    VP Bank AG                                                       20,341    1,996,817       0.0%
    Walliser Kantonalbank                                               390       29,553       0.0%
*   Zehnder Group AG                                                 99,382    4,129,723       0.0%
    Zug Estates Holding AG Class B                                      478      798,639       0.0%
    Zuger Kantonalbank AG                                               104      519,744       0.0%
                                                                            ------------       ---
TOTAL SWITZERLAND                                                            605,962,714       4.7%
                                                                            ------------       ---
UNITED KINGDOM -- (12.7%)
    Aberdeen Asset Management P.L.C.                                823,287    3,220,395       0.0%
    Acacia Mining P.L.C.                                          2,959,557   18,790,399       0.2%
    Acal P.L.C.                                                   1,097,854    3,099,564       0.0%
*   Afren P.L.C.                                                  2,935,351           --       0.0%
    Aggreko P.L.C.                                                  406,208    3,971,719       0.0%
*   Aldermore Group P.L.C.                                          181,359      383,077       0.0%
    Alumasc Group P.L.C. (The)                                      555,998    1,010,970       0.0%
    Amec Foster Wheeler P.L.C.                                    2,714,464   14,809,880       0.1%
    Anglo Pacific Group P.L.C.                                    1,019,926    1,539,726       0.0%
#   Anglo-Eastern Plantations P.L.C.                                226,057    1,523,030       0.0%
    Ashtead Group P.L.C.                                            437,851    6,822,383       0.1%
    Avesco Group P.L.C.                                              45,862      163,132       0.0%
    Barratt Developments P.L.C.                                   3,586,269   19,887,415       0.2%
    BBA Aviation P.L.C.                                           6,298,062   19,914,641       0.2%
    Beazley P.L.C.                                               13,328,414   59,345,802       0.5%
    Bellway P.L.C.                                                3,292,215   95,270,849       0.7%
    Berendsen P.L.C.                                                430,467    5,079,972       0.0%
    Berkeley Group Holdings P.L.C.                                  229,963    6,632,456       0.1%
    BGEO Group P.L.C.                                               302,381   10,925,390       0.1%
    Bloomsbury Publishing P.L.C.                                    116,821      216,542       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C.                                               5,196,658 $37,662,195       0.3%
    Bovis Homes Group P.L.C.                                      4,562,935  42,247,075       0.3%
    Braemar Shipping Services P.L.C.                                 26,716     103,003       0.0%
#   Brammer P.L.C.                                                   47,977      61,184       0.0%
*   Cairn Energy P.L.C.                                             931,100   2,314,864       0.0%
    Cambian Group P.L.C.                                             84,068     125,956       0.0%
    Cape P.L.C.                                                     436,114   1,109,519       0.0%
    Carclo P.L.C.                                                   114,055     169,789       0.0%
#   Carillion P.L.C.                                             10,545,197  32,315,071       0.3%
    Carr's Group P.L.C.                                             461,319     791,422       0.0%
    Castings P.L.C.                                                 423,761   2,243,158       0.0%
    Centamin P.L.C.                                              25,014,912  48,451,085       0.4%
    Centaur Media P.L.C.                                            102,922      55,810       0.0%
*   Chemring Group P.L.C.                                         1,884,811   3,344,147       0.0%
    Chesnara P.L.C.                                                 626,727   2,441,846       0.0%
#   Clarkson P.L.C.                                                  37,825     900,993       0.0%
    Close Brothers Group P.L.C.                                   2,394,726  38,860,135       0.3%
    Cobham P.L.C.                                                    98,231     171,388       0.0%
    Communisis P.L.C.                                             2,315,355   1,020,202       0.0%
    Computacenter P.L.C.                                          1,520,399  13,512,992       0.1%
    Countrywide P.L.C.                                              783,194   1,718,570       0.0%
    Cranswick P.L.C.                                                 48,493   1,256,961       0.0%
    Crest Nicholson Holdings P.L.C.                                 753,433   3,744,625       0.0%
    Creston P.L.C.                                                  101,705     126,952       0.0%
    Daejan Holdings P.L.C.                                           66,986   4,461,476       0.0%
    Dairy Crest Group P.L.C.                                        686,068   5,120,161       0.0%
    Debenhams P.L.C.                                             13,307,708   8,739,900       0.1%
*   Dialight P.L.C.                                                   3,475      29,734       0.0%
    Dixons Carphone P.L.C.                                        4,677,117  17,981,570       0.1%
#   Drax Group P.L.C.                                             4,585,265  17,766,185       0.1%
    DS Smith P.L.C.                                               5,092,132  24,830,221       0.2%
    Elementis P.L.C.                                              2,643,242   7,708,950       0.1%
#*  EnQuest P.L.C.(B635TG2)                                       1,421,278     468,565       0.0%
    EnQuest P.L.C.(BYM5538)                                         631,678      30,927       0.0%
*   Enterprise Inns P.L.C.                                       11,827,594  13,345,274       0.1%
*   Evraz P.L.C.                                                  3,994,189  10,014,236       0.1%
    Fenner P.L.C.                                                 1,454,887   3,899,020       0.0%
*   Ferrexpo P.L.C.                                               1,757,537   2,163,263       0.0%
*   Findel P.L.C.                                                    15,243      39,520       0.0%
*   Firstgroup P.L.C.                                            16,527,527  22,137,669       0.2%
*   Flybe Group P.L.C.                                              280,563     125,798       0.0%
    Fuller Smith & Turner P.L.C. Class A                              3,035      38,684       0.0%
*   Future P.L.C.                                                 1,473,301     154,986       0.0%
    Galliford Try P.L.C.                                          1,286,547  19,286,744       0.2%
    Gem Diamonds, Ltd.                                            2,178,111   3,096,575       0.0%
    Grafton Group P.L.C.                                          2,968,279  18,029,241       0.1%
    Greene King P.L.C.                                            7,070,307  63,247,094       0.5%
    Gulf Marine Services P.L.C.                                      35,220      19,488       0.0%
    GVC Holdings P.L.C.                                             859,132   7,319,419       0.1%
    Halfords Group P.L.C.                                           755,794   3,142,042       0.0%
    Harvey Nash Group P.L.C.                                        643,358     445,397       0.0%
    Harworth Group P.L.C.                                            80,869      85,581       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
UNITED KINGDOM -- (Continued)
    Headlam Group P.L.C.                                             48,080 $   289,905       0.0%
    Helical P.L.C.                                                2,417,616   7,824,919       0.1%
    Henry Boot P.L.C.                                             1,140,211   2,733,285       0.0%
    Hiscox, Ltd.                                                  7,430,506  92,783,332       0.7%
    Hochschild Mining P.L.C.                                        532,207   1,734,889       0.0%
    Hunting P.L.C.                                                1,630,448  10,020,111       0.1%
    Huntsworth P.L.C.                                             2,832,029   1,441,467       0.0%
    Inchcape P.L.C.                                               6,553,522  52,105,182       0.4%
    Intermediate Capital Group P.L.C.                             2,639,810  19,553,452       0.2%
*   International Ferro Metals, Ltd.                              1,703,051       3,544       0.0%
    International Personal Finance P.L.C.                           692,722   2,495,180       0.0%
    Interserve P.L.C.                                             1,343,873   5,583,253       0.1%
*   IP Group P.L.C.                                                 611,533   1,127,635       0.0%
#   J Sainsbury P.L.C.                                            7,545,404  23,134,527       0.2%
*   Jimmy Choo P.L.C.                                               126,257     204,264       0.0%
    John Laing Group P.L.C.                                         174,942     578,857       0.0%
    John Wood Group P.L.C.                                        7,902,149  74,273,651       0.6%
#   JRP Group P.L.C.                                                485,289     717,807       0.0%
#*  KAZ Minerals P.L.C.                                           1,705,656   5,957,807       0.1%
    Keller Group P.L.C.                                           1,124,927   9,364,354       0.1%
    Kier Group P.L.C.                                                50,476     839,390       0.0%
    Laird P.L.C.                                                  3,705,692   6,564,057       0.1%
*   Lamprell P.L.C.                                               1,657,775   1,489,628       0.0%
    Lancashire Holdings, Ltd.                                     4,181,979  35,660,957       0.3%
    Lavendon Group P.L.C.                                         2,014,991   3,052,215       0.0%
    Lookers P.L.C.                                                  693,013     874,248       0.0%
    Low & Bonar P.L.C.                                            3,382,202   2,923,614       0.0%
    Man Group P.L.C.                                             27,750,733  42,307,017       0.3%
*   Management Consulting Group P.L.C.                            3,226,992     819,071       0.0%
    Marshalls P.L.C.                                              1,434,587   4,817,704       0.0%
    Marston's P.L.C.                                             14,974,948  24,493,561       0.2%
    Mears Group P.L.C.                                              155,039     855,450       0.0%
    Meggitt P.L.C.                                                6,342,762  33,743,208       0.3%
    Melrose Industries P.L.C.                                    38,390,186  79,225,571       0.6%
    Millennium & Copthorne Hotels P.L.C.                          4,607,920  25,267,382       0.2%
    Mitchells & Butlers P.L.C.                                    5,809,496  19,800,276       0.2%
    Mitie Group P.L.C.                                              253,218     650,754       0.0%
    MJ Gleeson P.L.C.                                               617,287   3,847,902       0.0%
    Mondi P.L.C.                                                    118,507   2,312,727       0.0%
    Morgan Sindall Group P.L.C.                                     121,163   1,067,516       0.0%
*   Mothercare P.L.C.                                               200,293     262,764       0.0%
    N Brown Group P.L.C.                                            357,959     835,830       0.0%
    National Express Group P.L.C.                                 6,673,686  29,980,276       0.2%
*   New World Resources P.L.C. Class A                               32,193          69       0.0%
    Northgate P.L.C.                                              3,087,881  15,857,765       0.1%
    Novae Group P.L.C.                                              853,071   8,426,367       0.1%
    OneSavings Bank P.L.C.                                          180,897     641,100       0.0%
    Paragon Group of Cos. P.L.C. (The)                            1,803,906   7,316,562       0.1%
    Pendragon P.L.C.                                              8,239,124   3,025,408       0.0%
    Persimmon P.L.C.                                              1,124,532  23,277,633       0.2%
    Petra Diamonds, Ltd.                                            332,820     619,640       0.0%
*   Petropavlovsk P.L.C.                                         13,386,868   1,347,579       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    Pets at Home Group P.L.C.                                       728,096 $    1,902,528       0.0%
    Phoenix Group Holdings                                        3,636,146     32,482,896       0.3%
    Polypipe Group P.L.C.                                            27,280         84,114       0.0%
*   Premier Foods P.L.C.                                         16,720,259      9,314,472       0.1%
*   Premier Oil P.L.C.                                            9,376,888      7,550,560       0.1%
#*  Punch Taverns P.L.C.                                            296,346        385,763       0.0%
#   Redrow P.L.C.                                                 5,797,702     26,929,577       0.2%
*   Renold P.L.C.                                                   696,818        349,289       0.0%
    RPC Group P.L.C.                                                179,069      2,076,586       0.0%
    RPS Group P.L.C.                                              1,927,482      3,967,972       0.0%
    S&U P.L.C.                                                        2,406         71,519       0.0%
    Saga P.L.C.                                                     268,986        652,452       0.0%
    SDL P.L.C.                                                      252,971      1,342,446       0.0%
    Senior P.L.C.                                                   489,039      1,042,186       0.0%
    Severfield P.L.C.                                               291,904        205,506       0.0%
    Shanks Group P.L.C.                                           6,631,926      7,283,200       0.1%
*   Shawbrook Group P.L.C.                                           47,809        131,537       0.0%
    SIG P.L.C.                                                   16,117,010     21,801,412       0.2%
    Soco International P.L.C.                                     1,773,877      2,993,685       0.0%
    Spectris P.L.C.                                                  63,093      1,579,755       0.0%
    Speedy Hire P.L.C.                                            3,487,941      1,626,274       0.0%
    Spire Healthcare Group P.L.C.                                   567,621      2,579,385       0.0%
    Spirent Communications P.L.C.                                 2,367,634      2,389,001       0.0%
*   Sportech P.L.C.                                                 172,500        143,615       0.0%
#*  Sports Direct International P.L.C.                              305,074      1,031,543       0.0%
    St. Ives P.L.C.                                               2,265,518      3,707,240       0.0%
    St. Modwen Properties P.L.C.                                  4,168,866     13,952,804       0.1%
    Stobart Group, Ltd.                                             223,329        442,761       0.0%
    Stock Spirits Group P.L.C.                                      628,141      1,215,338       0.0%
    Taylor Wimpey P.L.C.                                         17,121,425     29,649,868       0.2%
*   Thomas Cook Group P.L.C.                                      9,699,897      8,242,454       0.1%
    Travis Perkins P.L.C.                                           702,981     11,437,109       0.1%
    Treatt P.L.C.                                                    79,000        210,336       0.0%
    Trifast P.L.C.                                                  888,277      1,894,861       0.0%
    Trinity Mirror P.L.C.                                         6,729,436      6,691,736       0.1%
    TT Electronics P.L.C.                                         2,638,720      4,465,402       0.0%
    TUI AG                                                        2,024,362     25,660,259       0.2%
    Tullett Prebon P.L.C.                                         2,679,632     11,638,686       0.1%
    Tyman P.L.C.                                                     79,499        236,639       0.0%
    U & I Group P.L.C.                                            2,305,083      4,441,225       0.0%
*   Vectura Group P.L.C.                                            775,439      1,283,755       0.0%
    Vedanta Resources P.L.C.                                        107,032        935,199       0.0%
    Vesuvius P.L.C.                                               6,142,943     27,418,904       0.2%
    Virgin Money Holdings UK P.L.C.                                 820,456      3,303,043       0.0%
    Vp P.L.C.                                                       292,962      2,505,090       0.0%
    Weir Group P.L.C. (The)                                         486,780     10,111,776       0.1%
*   William Ransom & Son Holding P.L.C.                              65,000             --       0.0%
*   Wizz Air Holdings P.L.C.                                         10,104        186,585       0.0%
                                                                            --------------      ----
TOTAL UNITED KINGDOM                                                         1,754,763,009      13.5%
                                                                            --------------      ----
UNITED STATES -- (0.0%)
*   Mylan NV                                                         79,629      2,906,471       0.0%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                    SHARES       VALUE++     OF NET ASSETS**
                                                                  ---------- --------------- ---------------
UNITED STATES -- (Continued)
     Vail Resorts, Inc.                                                  943 $       150,425        0.0%
                                                                             ---------------      -----
TOTAL UNITED STATES                                                                3,056,896        0.0%
                                                                             ---------------      -----
TOTAL COMMON STOCKS                                                           12,796,052,509       98.3%
                                                                             ---------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
     Biotest AG                                                        1,234          17,184        0.0%
     Draegerwerk AG & Co. KGaA                                        93,022       6,643,324        0.1%
     STO SE & Co. KGaA                                                 5,774         692,055        0.0%
                                                                             ---------------      -----
TOTAL GERMANY                                                                      7,352,563        0.1%
                                                                             ---------------      -----
TOTAL PREFERRED STOCKS                                                             7,352,563        0.1%
                                                                             ---------------      -----
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
*    APN News & Media, Ltd. Rights 11/17/16                          428,688          91,309        0.0%
*    Cooper Energy, Ltd. Rights 11/15/16                           1,521,936              --        0.0%
*    Tox Free Solutions, Ltd. Rights 11/18/16                         89,611              --        0.0%
                                                                             ---------------      -----
TOTAL AUSTRALIA                                                                       91,309        0.0%
                                                                             ---------------      -----
AUSTRIA -- (0.0%)
*    Intercell AG Rights                                              41,929              --        0.0%
                                                                             ---------------      -----
SINGAPORE -- (0.0%)
*    Ezion Holdings, Ltd. Warrants 04/24/20                        2,762,328         131,043        0.0%
                                                                             ---------------      -----
SPAIN -- (0.0%)
*    Papeles y Cartones de Europa SA Rights 11/14/16               1,074,333         215,821        0.0%
                                                                             ---------------      -----
UNITED KINGDOM -- (0.1%)
*    Phoenix Group Holdings Rights 11/08/16                        2,121,083       5,763,580        0.1%
*    Shanks Group P.L.C. Rights 11/09/16                           2,486,972         958,877        0.0%
                                                                             ---------------      -----
TOTAL UNITED KINGDOM                                                               6,722,457        0.1%
                                                                             ---------------      -----
TOTAL RIGHTS/WARRANTS                                                              7,160,630        0.1%
                                                                             ---------------      -----
TOTAL INVESTMENT SECURITIES                                                   12,810,565,702
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@ DFA Short Term Investment Fund                               81,879,790     947,512,927        7.3%
                                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $12,684,369,059)                         $13,758,078,629      105.8%
                                                                             ===============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                   -------------------------------------------------------
                                                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                                   --------------  --------------- ------- ---------------
Common Stocks
      Australia                                                                --  $   996,960,222   --    $   996,960,222
      Austria                                                                  --      136,860,744   --        136,860,744
      Belgium                                                                  --      168,390,567   --        168,390,567
      Canada                                                       $1,102,402,780          862,027   --      1,103,264,807
      China                                                                    --       10,731,956   --         10,731,956
      Denmark                                                                  --      232,688,768   --        232,688,768
      Finland                                                                  --      337,750,595   --        337,750,595
      France                                                               86,852      601,090,266   --        601,177,118
      Germany                                                                  --      938,404,512   --        938,404,512
      Greece                                                                   --            1,886   --              1,886
      Hong Kong                                                            79,646      420,289,086   --        420,368,732
      Ireland                                                                  --       43,620,825   --         43,620,825
      Israel                                                                   --       82,215,729   --         82,215,729
      Italy                                                                    --      419,300,835   --        419,300,835
      Japan                                                             4,531,599    3,563,729,549   --      3,568,261,148
      Netherlands                                                              --      294,844,587   --        294,844,587
      New Zealand                                                              --       58,409,655   --         58,409,655
      Norway                                                                   --       94,820,762   --         94,820,762
      Portugal                                                                 --       39,952,792   --         39,952,792
      Singapore                                                           438,984      158,501,189   --        158,940,173
      Spain                                                                    --      311,810,411   --        311,810,411
      Sweden                                                                   --      413,493,066   --        413,493,066
      Switzerland                                                              --      605,962,714   --        605,962,714
      United Kingdom                                                           --    1,754,763,009   --      1,754,763,009
      United States                                                       150,425        2,906,471   --          3,056,896
Preferred Stocks
      Germany                                                                  --        7,352,563   --          7,352,563
Rights/Warrants
      Australia                                                                --           91,309   --             91,309
      Austria                                                                  --               --   --                 --
      Singapore                                                                --          131,043   --            131,043
      Spain                                                                    --          215,821   --            215,821
      United Kingdom                                                           --        6,722,457   --          6,722,457
Securities Lending Collateral                                                  --      947,512,927   --        947,512,927
Futures Contracts**                                                    (3,457,941)              --   --         (3,457,941)
                                                                   --------------  ---------------   --    ---------------
TOTAL                                                              $1,104,232,345  $12,650,388,343   --    $13,754,620,688
                                                                   ==============  ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
COMMON STOCKS -- (92.4%)
AUSTRALIA -- (6.2%)
#*  Aconex, Ltd.                                                    29,746 $  125,708       0.0%
*   Acrux, Ltd.                                                     41,436     10,723       0.0%
    Adelaide Brighton, Ltd.                                        138,518    562,783       0.0%
*   AED Oil, Ltd.                                                   28,704         --       0.0%
#   Ainsworth Game Technology, Ltd.                                 52,972     71,849       0.0%
*   Alkane Resources, Ltd.                                           6,922      2,894       0.0%
    ALS, Ltd.                                                      194,821    920,535       0.1%
#   Altium, Ltd.                                                    28,177    167,738       0.0%
#   Alumina, Ltd.                                                1,435,203  1,724,937       0.1%
    Alumina, Ltd. Sponsored ADR                                        900      4,266       0.0%
#   AMA Group, Ltd.                                                 36,202     28,636       0.0%
    Amcor, Ltd.                                                     59,263    661,473       0.1%
    AMP, Ltd.                                                      314,443  1,090,398       0.1%
    Ansell, Ltd.                                                    32,584    536,822       0.0%
    AP Eagers, Ltd.                                                 17,278    128,748       0.0%
*   APN News & Media, Ltd.                                          83,867    170,580       0.0%
    APN Property Group Ltd.                                         29,920      9,786       0.0%
#   ARB Corp., Ltd.                                                 20,754    268,788       0.0%
    Ardent Leisure Group                                           123,981    189,851       0.0%
    Aristocrat Leisure, Ltd.                                        70,496    820,774       0.1%
#*  Arrium, Ltd.                                                 1,567,926          8       0.0%
    Asaleo Care, Ltd.                                               38,368     42,511       0.0%
*   ASG Group, Ltd.                                                116,867    141,925       0.0%
    ASX, Ltd.                                                        5,138    183,792       0.0%
    AUB Group, Ltd.                                                 13,333    100,461       0.0%
    Aurizon Holdings, Ltd.                                         174,244    645,559       0.0%
#*  Ausdrill, Ltd.                                                 241,151    242,189       0.0%
    AusNet Services                                                119,985    136,670       0.0%
    Austal, Ltd.                                                   150,215    175,109       0.0%
    Australia & New Zealand Banking Group, Ltd.                    214,260  4,524,187       0.3%
*   Australian Agricultural Co., Ltd.                              248,290    329,051       0.0%
    Australian Pharmaceutical Industries, Ltd.                     156,683    225,855       0.0%
    Auswide Bank, Ltd.                                               3,475     13,942       0.0%
    Automotive Holdings Group, Ltd.                                156,135    479,919       0.0%
    Aveo Group                                                      59,085    144,192       0.0%
#*  AWE, Ltd.                                                      433,912    177,701       0.0%
    Bank of Queensland, Ltd.                                       199,113  1,579,980       0.1%
    Bapcor, Ltd.                                                    18,294     71,328       0.0%
#   Beach Energy, Ltd.                                           1,036,724    564,307       0.0%
#*  Beadell Resources, Ltd.                                        414,541    147,486       0.0%
#   Bega Cheese, Ltd.                                               25,909     97,033       0.0%
#   Bellamy's Australia, Ltd.                                       15,266    131,827       0.0%
    Bendigo & Adelaide Bank, Ltd.                                  202,174  1,707,332       0.1%
    BHP Billiton, Ltd.                                             314,531  5,495,117       0.3%
    BHP Billiton, Ltd. Sponsored ADR                                69,264  2,425,625       0.1%
    BigAir Group, Ltd.                                              18,860     14,765       0.0%
*   Billabong International, Ltd.                                   53,855     49,418       0.0%
#   Blackmores, Ltd.                                                 3,596    305,777       0.0%
    BlueScope Steel, Ltd.                                          367,496  2,180,220       0.1%
*   Boart Longyear, Ltd.                                           161,114     17,138       0.0%
    Boral, Ltd.                                                    420,360  2,008,388       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
AUSTRALIA -- (Continued)
*   Bradken, Ltd.                                                   97,128 $  237,442       0.0%
    Brambles, Ltd.                                                  80,792    707,358       0.1%
    Breville Group, Ltd.                                            32,602    229,271       0.0%
    Brickworks, Ltd.                                                34,311    351,617       0.0%
    BT Investment Management, Ltd.                                  27,770    194,656       0.0%
#*  Buru Energy, Ltd.                                               48,867      7,585       0.0%
#   Cabcharge Australia, Ltd.                                       76,619    209,446       0.0%
    Caltex Australia, Ltd.                                           9,675    225,207       0.0%
#   Cardno, Ltd.                                                   122,297     85,887       0.0%
*   Carnarvon Petroleum, Ltd.                                      105,419      9,617       0.0%
    carsales.com, Ltd.                                              56,024    453,415       0.0%
#   Cash Converters International, Ltd.                            319,509     77,770       0.0%
    Cedar Woods Properties, Ltd.                                    33,922    115,861       0.0%
    Challenger, Ltd.                                               254,723  2,079,434       0.1%
#   CIMIC Group, Ltd.                                               18,581    416,977       0.0%
    Cleanaway Waste Management, Ltd.                             1,105,037    972,959       0.1%
*   Coal of Africa, Ltd.                                            24,372      1,152       0.0%
    Coca-Cola Amatil, Ltd.                                          42,962    311,250       0.0%
    Cochlear, Ltd.                                                   4,240    411,964       0.0%
    Codan, Ltd.                                                     17,422     20,160       0.0%
#   Collection House, Ltd.                                         100,438    101,798       0.0%
    Collins Foods, Ltd.                                             27,319     99,814       0.0%
    Commonwealth Bank of Australia                                  26,947  1,500,163       0.1%
    Computershare, Ltd.                                             32,124    257,323       0.0%
*   Cooper Energy, Ltd.                                            262,416     65,620       0.0%
#   Corporate Travel Management, Ltd.                                7,047    101,589       0.0%
    Costa Group Holdings, Ltd.                                       6,882     14,886       0.0%
#   Cover-More Group, Ltd.                                          42,479     45,942       0.0%
    Credit Corp. Group, Ltd.                                         7,541    101,477       0.0%
    Crown, Ltd.                                                     15,532    128,406       0.0%
#   CSG, Ltd.                                                       97,526     94,902       0.0%
    CSR, Ltd.                                                      304,816    846,385       0.1%
    Decmil Group, Ltd.                                              71,423     60,013       0.0%
#   Domino's Pizza Enterprises, Ltd.                                17,144    835,186       0.1%
    Donaco International, Ltd.                                      26,426      8,737       0.0%
#*  Doray Minerals, Ltd.                                            14,828      5,985       0.0%
    Downer EDI, Ltd.                                               252,168  1,114,555       0.1%
#*  DSHE Holdings, Ltd.                                             22,956         --       0.0%
    DUET Group                                                     175,498    317,726       0.0%
    DuluxGroup, Ltd.                                                99,568    486,946       0.0%
#*  Elders, Ltd.                                                    29,525     87,092       0.0%
#*  Energy Resources of Australia, Ltd.                             65,369     16,955       0.0%
#*  Energy World Corp., Ltd.                                       238,480     39,814       0.0%
#   EQT Holdings, Ltd.                                               3,703     49,997       0.0%
    ERM Power, Ltd.                                                 53,500     45,737       0.0%
#   Estia Health, Ltd.                                              24,473     49,860       0.0%
    Euroz, Ltd.                                                      1,190        926       0.0%
    Event Hospitality and Entertainment, Ltd.                       33,889    360,490       0.0%
    Evolution Mining, Ltd.                                         482,412    850,720       0.1%
    Fairfax Media, Ltd.                                          1,609,841  1,008,375       0.1%
    Finbar Group, Ltd.                                              18,455     12,192       0.0%
#*  Fleetwood Corp., Ltd.                                            2,933      4,465       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
AUSTRALIA -- (Continued)
#   FlexiGroup, Ltd.                                               114,888 $  196,194       0.0%
#   Flight Centre Travel Group, Ltd.                                 7,951    204,288       0.0%
#   Fortescue Metals Group, Ltd.                                   868,376  3,644,250       0.2%
#   G8 Education, Ltd.                                              14,499     34,784       0.0%
    Gateway Lifestyle                                               11,601     20,407       0.0%
#   GBST Holdings, Ltd.                                              9,803     28,419       0.0%
    Genworth Mortgage Insurance Australia, Ltd.                     13,342     31,014       0.0%
    GrainCorp, Ltd. Class A                                        119,879    764,435       0.1%
    Grange Resources, Ltd.                                         122,656     10,689       0.0%
#   Greencross, Ltd.                                                36,424    193,041       0.0%
#   GUD Holdings, Ltd.                                              32,022    230,980       0.0%
    GWA Group, Ltd.                                                102,660    222,527       0.0%
    Hansen Technologies, Ltd.                                       49,234    153,855       0.0%
#   Harvey Norman Holdings, Ltd.                                   178,827    684,829       0.1%
    Healthscope, Ltd.                                              178,350    299,179       0.0%
    HFA Holdings, Ltd.                                              67,469    117,348       0.0%
*   Hills, Ltd.                                                    108,678     52,796       0.0%
*   Horizon Oil, Ltd.                                              329,531      9,479       0.0%
    Iluka Resources, Ltd.                                           73,575    322,561       0.0%
*   Imdex, Ltd.                                                    126,354     57,721       0.0%
#   IMF Bentham, Ltd.                                               84,460    117,807       0.0%
    Incitec Pivot, Ltd.                                            634,664  1,419,470       0.1%
#   Independence Group NL                                          295,288    961,517       0.1%
#*  Infigen Energy                                                 164,162    125,417       0.0%
    Infomedia, Ltd.                                                135,504     78,249       0.0%
    Insurance Australia Group, Ltd.                                 76,321    319,083       0.0%
    Integrated Research, Ltd.                                       14,047     24,652       0.0%
#   InvoCare, Ltd.                                                  31,470    312,251       0.0%
#   IOOF Holdings, Ltd.                                             70,768    440,548       0.0%
    IRESS, Ltd.                                                     30,469    262,377       0.0%
    iSelect, Ltd.                                                   58,172     80,495       0.0%
    iSentia Group, Ltd.                                             30,855     82,453       0.0%
    James Hardie Industries P.L.C.                                  29,101    433,132       0.0%
    James Hardie Industries P.L.C. Sponsored ADR                     1,506     22,605       0.0%
#   Japara Healthcare, Ltd.                                         32,639     46,603       0.0%
    JB Hi-Fi, Ltd.                                                  30,146    649,855       0.1%
*   Karoon Gas Australia, Ltd.                                      90,113    156,564       0.0%
#*  Kingsgate Consolidated, Ltd.                                    78,969     12,208       0.0%
    LendLease Group                                                 48,231    494,074       0.0%
#*  Lynas Corp., Ltd.                                            1,823,823     77,474       0.0%
    MACA, Ltd.                                                      74,324     99,525       0.0%
*   Macmahon Holdings, Ltd.                                        971,526     68,462       0.0%
    Macquarie Atlas Roads Group                                     66,325    237,597       0.0%
    Macquarie Group, Ltd.                                           80,830  4,886,127       0.3%
    Magellan Financial Group, Ltd.                                  32,196    519,930       0.0%
    Mantra Group, Ltd.                                              20,482     51,139       0.0%
    MaxiTRANS Industries, Ltd.                                      43,486     20,984       0.0%
*   Mayne Pharma Group, Ltd.                                       198,187    246,635       0.0%
    McMillan Shakespeare, Ltd.                                      22,094    181,504       0.0%
#   McPherson's, Ltd.                                               18,083     14,554       0.0%
    Medibank Pvt, Ltd.                                             162,308    317,981       0.0%
*   Medusa Mining, Ltd.                                            152,759     74,587       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
AUSTRALIA -- (Continued)
    Melbourne IT, Ltd.                                              50,445 $   74,839       0.0%
#*  Mesoblast, Ltd.                                                 48,138     44,766       0.0%
#*  Metals X, Ltd.                                                 216,365    227,756       0.0%
#*  Metcash, Ltd.                                                  652,449    984,653       0.1%
*   Mincor Resources NL                                             60,677     15,003       0.0%
    Mineral Resources, Ltd.                                         86,351    759,663       0.1%
#   MMA Offshore, Ltd.                                             160,271     37,141       0.0%
    MNF Group, Ltd.                                                  3,874     14,686       0.0%
#   Monadelphous Group, Ltd.                                        44,913    317,387       0.0%
    Monash IVF Group, Ltd.                                          32,926     52,796       0.0%
    Money3 Corp., Ltd.                                              38,558     51,762       0.0%
    Mortgage Choice, Ltd.                                           37,287     63,475       0.0%
*   Mount Gibson Iron, Ltd.                                        699,223    173,667       0.0%
#   Myer Holdings, Ltd.                                            629,852    561,395       0.0%
    MyState, Ltd.                                                    7,573     22,914       0.0%
    National Australia Bank, Ltd.                                   95,889  2,035,477       0.1%
    Navitas, Ltd.                                                   71,507    284,357       0.0%
*   NetComm Wireless, Ltd.                                          22,805     39,260       0.0%
    New Hope Corp., Ltd.                                            58,565     83,594       0.0%
    Newcrest Mining, Ltd.                                          117,455  2,056,571       0.1%
    nib holdings, Ltd.                                             141,173    516,993       0.0%
#   Nick Scali, Ltd.                                                 5,910     26,037       0.0%
#   Nine Entertainment Co. Holdings, Ltd.                          204,111    133,146       0.0%
    Northern Star Resources, Ltd.                                  192,586    622,907       0.0%
#*  NRW Holdings, Ltd.                                             253,468    103,013       0.0%
    Nufarm, Ltd.                                                    97,765    656,297       0.1%
#   OFX Group, Ltd.                                                 72,862     85,771       0.0%
    Oil Search, Ltd.                                               131,700    660,161       0.1%
#   Orica, Ltd.                                                    147,743  1,825,273       0.1%
    Origin Energy, Ltd.                                            258,591  1,042,271       0.1%
#*  Orocobre, Ltd.                                                  51,764    150,748       0.0%
    Orora, Ltd.                                                    251,153    553,435       0.0%
    OrotonGroup, Ltd.                                                3,801      6,937       0.0%
    OZ Minerals, Ltd.                                              197,153  1,007,322       0.1%
#   Pacific Current Group, Ltd.                                      2,512      7,067       0.0%
    Pact Group Holdings, Ltd.                                       18,200     90,726       0.0%
#*  Paladin Energy, Ltd.                                         1,154,232    122,721       0.0%
*   Panoramic Resources, Ltd.                                      115,565     20,314       0.0%
    Peet, Ltd.                                                     104,189     75,242       0.0%
    Perpetual, Ltd.                                                 11,450    393,167       0.0%
*   Perseus Mining, Ltd.                                           351,532    165,241       0.0%
#   Platinum Asset Management, Ltd.                                 42,817    162,157       0.0%
    PMP, Ltd.                                                       31,929     20,900       0.0%
    Premier Investments, Ltd.                                       62,474    672,319       0.1%
    Primary Health Care, Ltd.                                      342,633    998,701       0.1%
    Prime Media Group, Ltd.                                        164,223     34,947       0.0%
    Pro Medicus, Ltd.                                                6,087     22,995       0.0%
    Programmed Maintenance Services, Ltd.                          153,169    166,936       0.0%
    Qantas Airways, Ltd.                                           447,406  1,039,694       0.1%
    QBE Insurance Group, Ltd.                                      198,266  1,502,160       0.1%
#   Qube Holdings, Ltd.                                            358,993    607,736       0.0%
*   Ramelius Resources, Ltd.                                       197,910     73,589       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Ramsay Health Care, Ltd.                                       7,186 $  400,152       0.0%
#   RCG Corp., Ltd.                                               64,537     71,328       0.0%
#   RCR Tomlinson, Ltd.                                           78,112    158,034       0.0%
#   REA Group, Ltd.                                                3,734    144,813       0.0%
    Reckon, Ltd.                                                  24,980     29,998       0.0%
    Reece, Ltd.                                                      839     28,041       0.0%
    Regis Resources, Ltd.                                        213,290    537,906       0.0%
    Reject Shop, Ltd. (The)                                       18,852    107,000       0.0%
#   Resolute Mining, Ltd.                                        663,028    783,201       0.1%
    Retail Food Group, Ltd.                                       41,574    213,864       0.0%
    Ridley Corp., Ltd.                                           136,387    129,133       0.0%
    Rio Tinto, Ltd.                                               28,857  1,193,943       0.1%
    Ruralco Holdings, Ltd.                                         6,256     15,031       0.0%
    SAI Global, Ltd.                                              76,684    272,681       0.0%
*   Salmat, Ltd.(6571511)                                         16,043      5,685       0.0%
    Salmat, Ltd.(BDQZDF5)                                          3,413         91       0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                           1,058        825       0.0%
    Sandfire Resources NL                                         74,231    292,809       0.0%
    Santos, Ltd.                                                 231,242    618,746       0.0%
*   Saracen Mineral Holdings, Ltd.                               511,730    442,168       0.0%
#   SeaLink Travel Group, Ltd.                                     6,088     19,756       0.0%
    Seek, Ltd.                                                    26,845    298,149       0.0%
    Select Harvests, Ltd.                                         23,399    108,747       0.0%
#*  Senex Energy, Ltd.                                           565,630    108,341       0.0%
    Servcorp, Ltd.                                                 8,966     54,089       0.0%
    Service Stream, Ltd.                                           7,462      6,175       0.0%
#   Seven Group Holdings, Ltd.                                    61,699    425,263       0.0%
    Seven West Media, Ltd.                                       642,439    331,048       0.0%
    SG Fleet Group, Ltd.                                          15,165     41,419       0.0%
    Sigma Pharmaceuticals, Ltd.                                  655,713    661,740       0.1%
#*  Silex Systems, Ltd.                                           12,982      3,355       0.0%
#   Silver Chef, Ltd.                                              5,890     47,512       0.0%
*   Silver Lake Resources, Ltd.                                  373,613    183,132       0.0%
#   Sims Metal Management, Ltd.                                  105,159    799,979       0.1%
    Sirtex Medical, Ltd.                                          16,148    341,797       0.0%
#   Slater & Gordon, Ltd.                                        156,653     43,321       0.0%
    SMS Management & Technology, Ltd.                             45,150     52,316       0.0%
    Sonic Healthcare, Ltd.                                        34,782    540,945       0.0%
    South32, Ltd.                                                513,662  1,002,422       0.1%
#   Southern Cross Media Group, Ltd.                             530,793    579,445       0.0%
    Spark Infrastructure Group                                   252,146    425,085       0.0%
*   Specialty Fashion Group, Ltd.                                 16,869      6,729       0.0%
#*  St Barbara, Ltd.                                             239,897    489,633       0.0%
    Star Entertainment Grp, Ltd. (The)                           486,001  1,839,000       0.1%
    Steadfast Group, Ltd.                                        201,787    327,657       0.0%
*   Strike Energy, Ltd.                                           53,210      3,853       0.0%
    Suncorp Group, Ltd.                                          186,024  1,688,373       0.1%
*   Sundance Energy Australia, Ltd.                              958,575    126,160       0.0%
    Sunland Group, Ltd.                                           67,813     78,172       0.0%
#   Super Retail Group, Ltd.                                      34,839    259,001       0.0%
    Tabcorp Holdings, Ltd.                                       387,831  1,424,885       0.1%
    Tassal Group, Ltd.                                            93,372    272,986       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
AUSTRALIA -- (Continued)
    Tatts Group, Ltd.                                            449,603 $  1,385,926       0.1%
    Technology One, Ltd.                                          65,801      281,007       0.0%
#*  Ten Network Holdings, Ltd.                                   148,556      116,713       0.0%
#   TFS Corp., Ltd.                                              174,049      185,288       0.0%
    Thorn Group, Ltd.                                             13,704       17,958       0.0%
*   Tiger Resources, Ltd.                                        335,407        5,101       0.0%
    Tox Free Solutions, Ltd.                                     128,452      229,430       0.0%
#   TPG Telecom, Ltd.                                             33,085      189,711       0.0%
    Treasury Wine Estates, Ltd.                                  356,118    2,903,204       0.2%
*   Troy Resources, Ltd.                                         258,080       70,143       0.0%
*   UGL, Ltd.                                                    112,183      273,857       0.0%
    Villa World, Ltd.                                             31,087       53,872       0.0%
    Village Roadshow, Ltd.                                        31,436      121,538       0.0%
*   Virgin Australia Holdings, Ltd.()                            272,729           --       0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     572,109      102,145       0.0%
    Virtus Health, Ltd.                                           25,872      136,917       0.0%
    Vita Group, Ltd.                                               7,991       24,835       0.0%
    Vocus Communications, Ltd.                                   151,978      658,910       0.1%
*   Watpac, Ltd.                                                  44,377       30,149       0.0%
#   Webjet, Ltd.                                                  31,032      257,786       0.0%
    Wesfarmers, Ltd.                                              44,282    1,378,902       0.1%
#*  Western Areas, Ltd.                                          114,055      213,923       0.0%
    Westpac Banking Corp.                                         54,832    1,267,986       0.1%
    Westpac Banking Corp. Sponsored ADR                           17,788      412,682       0.0%
#*  Whitehaven Coal, Ltd.                                        349,810      804,468       0.1%
    Woodside Petroleum, Ltd.                                     224,990    4,816,133       0.3%
#*  WorleyParsons, Ltd.                                          134,703      860,883       0.1%
    WPP AUNZ, Ltd.                                               218,254      135,103       0.0%
                                                                         ------------       ---
TOTAL AUSTRALIA                                                           124,242,449       6.7%
                                                                         ------------       ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                           717       85,869       0.0%
    ANDRITZ AG                                                    12,132      634,326       0.1%
    Atrium European Real Estate, Ltd.                             24,387      104,316       0.0%
#   Austria Technologie & Systemtechnik AG                        18,584      205,728       0.0%
    BUWOG AG                                                      11,808      285,397       0.0%
    CA Immobilien Anlagen AG                                      16,583      300,881       0.0%
    Conwert Immobilien Invest SE                                  17,173      304,636       0.0%
#   DO & CO AG                                                     1,848      143,190       0.0%
    Erste Group Bank AG                                           22,828      715,859       0.1%
    EVN AG                                                         7,695       89,983       0.0%
*   FACC AG                                                        1,568        9,511       0.0%
    IMMOFINANZ AG                                                110,794      238,448       0.0%
    Kapsch TrafficCom AG                                           2,261      101,222       0.0%
    Lenzing AG                                                     3,520      458,761       0.0%
    Mayr Melnhof Karton AG                                         2,130      235,927       0.0%
    Oberbank AG                                                      775       49,261       0.0%
    Oesterreichische Post AG                                      10,339      356,719       0.0%
    OMV AG                                                        82,476    2,574,044       0.2%
    Palfinger AG                                                   2,086       63,104       0.0%
    POLYTEC Holding AG                                             4,447       38,464       0.0%
    Porr Ag                                                        2,038       73,250       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
AUSTRIA -- (Continued)
*   Raiffeisen Bank International AG                              81,977 $ 1,342,560       0.1%
    RHI AG                                                         7,335     184,609       0.0%
    Rosenbauer International AG                                    1,097      64,082       0.0%
    S IMMO AG                                                     14,586     156,523       0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                      3,067     217,306       0.0%
    Semperit AG Holding                                            3,664      99,357       0.0%
    Strabag SE                                                     9,541     320,226       0.0%
    Telekom Austria AG                                            30,594     175,716       0.0%
    UBM Development AG                                                73       2,474       0.0%
    UNIQA Insurance Group AG                                      59,894     385,792       0.0%
    Verbund AG                                                    13,239     220,794       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe          18,799     370,486       0.0%
    Voestalpine AG                                                16,754     593,528       0.1%
    Wienerberger AG                                               64,572   1,031,899       0.1%
    Wolford AG                                                       299       7,490       0.0%
    Zumtobel Group AG                                             10,068     176,607       0.0%
                                                                         -----------       ---
TOTAL AUSTRIA                                                             12,418,345       0.7%
                                                                         -----------       ---
BELGIUM -- (1.7%)
#*  Ablynx NV                                                      6,175      60,972       0.0%
    Ackermans & van Haaren NV                                     17,155   2,381,114       0.1%
    Ageas                                                         83,970   3,067,703       0.2%
*   AGFA-Gevaert NV                                              121,884     506,563       0.0%
    Anheuser-Busch InBev NV Sponsored ADR                          6,428     742,370       0.1%
#   Anheuser-Busch InBev SA                                       27,589   3,166,384       0.2%
    Atenor                                                         1,031      52,277       0.0%
    Banque Nationale de Belgique                                      73     225,991       0.0%
    Barco NV                                                       8,063     634,146       0.0%
    Bekaert SA                                                    24,582   1,092,823       0.1%
    bpost SA                                                      22,672     603,177       0.0%
#*  Celyad SA                                                      1,071      18,320       0.0%
    Cie d'Entreprises CFE                                          4,707     518,841       0.0%
*   Cie Immobiliere de Belgique SA                                   554      30,861       0.0%
    Colruyt SA                                                    24,745   1,329,993       0.1%
    D'ieteren SA                                                  17,680     779,413       0.1%
*   Dalenys                                                          846       5,709       0.0%
    Deceuninck NV                                                 41,650     107,996       0.0%
    Econocom Group SA                                             52,827     785,553       0.1%
    Elia System Operator SA                                        5,024     259,997       0.0%
    Euronav NV                                                    63,848     499,537       0.0%
    EVS Broadcast Equipment SA                                     8,451     295,839       0.0%
    Exmar NV                                                      18,617     133,029       0.0%
#*  Fagron                                                        15,510     152,498       0.0%
*   Galapagos NV                                                  11,191     680,913       0.0%
    Gimv NV                                                        6,499     349,775       0.0%
    Ion Beam Applications                                          4,252     201,932       0.0%
*   KBC Group NV                                                  29,947   1,825,600       0.1%
    Kinepolis Group NV                                             5,625     253,102       0.0%
    Lotus Bakeries                                                    50     137,376       0.0%
#*  MDxHealth                                                     11,188      57,467       0.0%
    Melexis NV                                                     6,584     431,064       0.0%
#*  Nyrstar NV                                                    49,900     256,224       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
BELGIUM -- (Continued)
    Ontex Group NV                                                32,078 $   970,303       0.1%
*   Orange Belgium SA                                             24,637     554,886       0.0%
#   Picanol                                                        1,521     124,542       0.0%
    Proximus SADP                                                 25,907     741,523       0.1%
    RealDolmen                                                     1,622      40,190       0.0%
    Recticel SA                                                   26,407     172,573       0.0%
    Resilux                                                          702     116,876       0.0%
    Roularta Media Group NV                                          855      23,666       0.0%
    Sioen Industries NV                                            8,233     245,456       0.0%
    Sipef SA                                                       1,630      93,480       0.0%
    Solvay SA                                                     22,716   2,605,830       0.2%
*   Telenet Group Holding NV                                       4,412     236,225       0.0%
*   Tessenderlo Chemie NV                                         20,594     687,544       0.0%
*   ThromboGenics NV                                               4,993      15,506       0.0%
    UCB SA                                                        11,923     806,848       0.1%
    Umicore SA                                                    56,575   3,438,746       0.2%
    Van de Velde NV                                                3,155     222,215       0.0%
*   Viohalco SA                                                   25,814      37,924       0.0%
                                                                         -----------       ---
TOTAL BELGIUM                                                             32,778,892       1.8%
                                                                         -----------       ---
CANADA -- (8.2%)
#*  5N Plus, Inc.                                                 33,915      42,479       0.0%
    Absolute Software Corp.                                       14,551      69,104       0.0%
    Acadian Timber Corp.                                           6,376      82,903       0.0%
*   Advantage Oil & Gas, Ltd.                                    145,187     979,604       0.1%
    Aecon Group, Inc.                                             43,235     558,932       0.0%
*   Africa Oil Corp.                                              21,300      30,490       0.0%
#   Ag Growth International, Inc.                                  4,160     144,621       0.0%
#   AGF Management, Ltd. Class B                                  63,512     241,964       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                             13,378     679,420       0.1%
    Agnico Eagle Mines, Ltd.(008474108)                           11,564     587,451       0.1%
    Agrium, Inc.(008916108)                                        7,309     671,112       0.1%
    Agrium, Inc.(2213538)                                          4,900     449,815       0.0%
    AGT Food & Ingredients, Inc.                                   8,412     239,196       0.0%
    Aimia, Inc.                                                   38,593     208,603       0.0%
*   Air Canada                                                    10,300      97,141       0.0%
    AirBoss of America Corp.                                       5,998      56,836       0.0%
    AKITA Drilling, Ltd. Class A                                     900       5,569       0.0%
*   Alacer Gold Corp.                                            189,466     382,802       0.0%
    Alamos Gold, Inc. Class A(011532108)                          61,980     486,543       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                           128,719   1,009,562       0.1%
#   Alaris Royalty Corp.                                          23,654     347,588       0.0%
    Algoma Central Corp.                                           1,740      14,724       0.0%
    Algonquin Power & Utilities Corp.                             48,801     431,143       0.0%
#   AltaGas, Ltd.                                                 29,100     720,069       0.1%
*   Alterra Power Corp.                                            4,945      19,836       0.0%
    Altius Minerals Corp.                                         20,100     166,638       0.0%
    Altus Group, Ltd.                                             11,600     250,196       0.0%
*   Amaya, Inc.                                                   15,330     206,188       0.0%
    ARC Resources, Ltd.                                           34,890     592,295       0.1%
*   Argonaut Gold, Inc.                                          128,891     260,415       0.0%
*   Asanko Gold, Inc.                                             75,213     277,570       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Atco, Ltd. Class I                                             4,600 $  161,255       0.0%
#*  Athabasca Oil Corp.                                          319,099    299,757       0.0%
*   ATS Automation Tooling Systems, Inc.                          37,745    323,617       0.0%
*   AuRico Metals, Inc.(05157J108)                                22,247     20,689       0.0%
*   AuRico Metals, Inc.(BYR52G5)                                  56,603     51,906       0.0%
    AutoCanada, Inc.                                              18,319    301,151       0.0%
#*  Avigilon Corp.                                                15,999    101,388       0.0%
*   B2Gold Corp.                                                 609,472  1,763,029       0.1%
#   Badger Daylighting, Ltd.                                      11,726    253,351       0.0%
    Bank of Montreal(063671101)                                   23,853  1,517,051       0.1%
    Bank of Montreal(2076009)                                     15,646    995,708       0.1%
#   Bank of Nova Scotia (The)(064149107)                          29,902  1,607,532       0.1%
    Bank of Nova Scotia (The)(2076281)                             6,849    368,058       0.0%
    Barrick Gold Corp.                                            57,113  1,004,618       0.1%
#*  Baytex Energy Corp.(B4VGVM3)                                 135,044    519,516       0.0%
*   Baytex Energy Corp.(07317Q105)                                31,128    119,843       0.0%
#*  Bellatrix Exploration, Ltd.                                  105,501     95,173       0.0%
*   Birchcliff Energy, Ltd.                                       72,217    459,803       0.0%
    Bird Construction, Inc.                                       21,559    176,805       0.0%
    Black Diamond Group, Ltd.                                     27,941     91,241       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                     77,224    545,226       0.0%
*   BlackBerry, Ltd.(09228F103)                                   31,464    221,821       0.0%
#*  BlackPearl Resources, Inc.                                   156,089    172,230       0.0%
*   Bombardier, Inc. Class A                                       9,900     14,909       0.0%
#*  Bombardier, Inc. Class B                                      81,660    108,369       0.0%
    Bonavista Energy Corp.                                       145,625    475,537       0.0%
#   Bonterra Energy Corp.                                         22,374    421,024       0.0%
    Boralex, Inc. Class A                                         19,900    285,451       0.0%
    Brookfield Real Estate Services, Inc.                          1,000     11,891       0.0%
*   BRP, Inc.                                                      7,100    137,257       0.0%
    CAE, Inc.(2162760)                                            16,827    236,353       0.0%
    CAE, Inc.(124765108)                                           4,303     60,414       0.0%
#   Calfrac Well Services, Ltd.                                   79,549    163,095       0.0%
    Calian Group, Ltd.                                             1,200     22,456       0.0%
#   Callidus Capital Corp.                                        14,032    177,636       0.0%
    Cameco Corp.(13321L108)                                       36,039    277,500       0.0%
    Cameco Corp.(2166160)                                         20,249    155,947       0.0%
    Canaccord Genuity Group, Inc.                                 96,097    300,190       0.0%
#*  Canacol Energy, Ltd.                                         102,819    317,356       0.0%
#   Canadian Energy Services & Technology Corp.                   38,232    150,785       0.0%
    Canadian Imperial Bank of Commerce(2170525)                    4,404    329,980       0.0%
    Canadian Imperial Bank of Commerce(136069101)                  6,707    502,757       0.0%
    Canadian Natural Resources, Ltd.(136385101)                   63,234  2,005,150       0.1%
    Canadian Natural Resources, Ltd.(2171573)                     20,000    634,757       0.1%
#   Canadian Tire Corp., Ltd. Class A                              8,816    856,952       0.1%
#   Canadian Western Bank                                         66,549  1,262,709       0.1%
    Canam Group, Inc.                                             29,506    198,203       0.0%
    Canexus Corp.                                                 52,046     59,756       0.0%
*   Canfor Corp.                                                  29,279    324,813       0.0%
    Canfor Pulp Products, Inc.                                    23,249    175,758       0.0%
    CanWel Building Materials Group, Ltd.                          4,956     24,202       0.0%
    Canyon Services Group, Inc.                                   66,263    263,313       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Capital Power Corp.                                           15,684 $  241,463       0.0%
#*  Capstone Mining Corp.                                        282,938    170,864       0.0%
    Cascades, Inc.                                                48,125    453,874       0.0%
    CCL Industries, Inc. Class B                                   6,634  1,179,806       0.1%
*   Celestica, Inc.(2263362)                                      32,525    384,829       0.0%
*   Celestica, Inc.(15101Q108)                                    45,114    534,601       0.0%
    Cenovus Energy, Inc.(B57FG04)                                 77,149  1,112,975       0.1%
    Cenovus Energy, Inc.(15135U109)                               70,959  1,024,648       0.1%
    Centerra Gold, Inc.(152006102)                                   935      4,734       0.0%
    Centerra Gold, Inc.(B01NXQ4)                                 130,754    660,933       0.1%
#*  Cequence Energy, Ltd.                                         79,682     17,228       0.0%
    Cervus Equipment Corp.                                         5,594     56,094       0.0%
*   CGI Group, Inc. Class A(2159740)                               7,471    354,863       0.0%
*   CGI Group, Inc. Class A(39945C109)                             7,333    348,098       0.0%
#   Chesswood Group, Ltd.                                          7,997     67,312       0.0%
*   China Gold International Resources Corp., Ltd.               199,661    518,020       0.0%
*   Chinook Energy, Inc.                                          38,922     15,670       0.0%
#   CI Financial Corp.                                             5,639    103,758       0.0%
    Cineplex, Inc.                                                11,657    443,232       0.0%
#   Clarke, Inc.                                                   1,100      7,520       0.0%
    Clearwater Seafoods, Inc.                                     10,558    107,446       0.0%
    Cogeco Communications, Inc.                                    9,995    466,180       0.0%
    Cogeco, Inc.                                                   6,264    230,936       0.0%
    Colliers International Group, Inc.(194693107)                  5,285    183,918       0.0%
    Colliers International Group, Inc.(BYL7SB4)                    4,219    146,893       0.0%
    Computer Modelling Group, Ltd.                                25,530    188,815       0.0%
    Constellation Software, Inc.                                   1,092    511,562       0.0%
*   Continental Gold, Inc.                                        42,413    116,681       0.0%
#*  Copper Mountain Mining Corp.                                  76,683     24,583       0.0%
    Corby Spirit and Wine, Ltd.                                    2,450     44,459       0.0%
*   Corridor Resources, Inc.                                       5,600      1,712       0.0%
#   Corus Entertainment, Inc. Class B                             81,805    675,152       0.1%
    Cott Corp.(22163N106)                                          4,928     64,606       0.0%
    Cott Corp.(2228952)                                           50,909    667,628       0.1%
    Crescent Point Energy Corp.(22576C101)                        94,326  1,124,369       0.1%
    Crescent Point Energy Corp.(B67C8W8)                          17,626    209,865       0.0%
*   Crew Energy, Inc.                                            113,985    560,025       0.0%
#*  Delphi Energy Corp.                                          113,937     88,343       0.0%
#*  Denison Mines Corp.                                          316,547    127,440       0.0%
*   Descartes Systems Group, Inc. (The)                            9,080    189,209       0.0%
*   Detour Gold Corp.                                            106,767  2,035,363       0.1%
    DH Corp.                                                      17,700    229,085       0.0%
    DHX Media, Ltd.(BRF12P5)                                      18,673     94,806       0.0%
    DHX Media, Ltd.(BRF12N3)                                       2,436     12,350       0.0%
#   DirectCash Payments, Inc.                                      8,500    120,342       0.0%
    Dollarama, Inc.                                                4,866    363,617       0.0%
    Dominion Diamond Corp.(257287102)                             39,034    332,179       0.0%
    Dominion Diamond Corp.(B95LX89)                               12,355    105,008       0.0%
    Dorel Industries, Inc. Class B                                21,145    536,783       0.0%
*   Dundee Precious Metals, Inc.                                  94,045    192,115       0.0%
    E-L Financial Corp., Ltd.                                        175     91,003       0.0%
*   Eastmain Resources, Inc.                                      97,500     52,337       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
*   ECN Capital Corp.                                             58,789 $  128,422       0.0%
*   Eldorado Gold Corp.                                          483,443  1,524,613       0.1%
    Element Fleet Management Corp.                                84,481    823,206       0.1%
    Empire Co., Ltd. Class A                                      28,677    413,062       0.0%
#   Enbridge Income Fund Holdings, Inc.                           48,074  1,220,039       0.1%
    Encana Corp.                                                 218,713  2,086,522       0.1%
*   Endeavour Mining Corp.                                        43,036    840,629       0.1%
#*  Endeavour Silver Corp.                                        60,213    264,411       0.0%
#   Enercare, Inc.                                                28,028    404,967       0.0%
    Enerflex, Ltd.                                                59,307    630,079       0.1%
*   Energy Fuels, Inc.(BFV4XW8)                                    2,144      3,109       0.0%
*   Energy Fuels, Inc.(BFV4XV7)                                    5,605      8,108       0.0%
    Enerplus Corp.(292766102)                                     67,478    453,452       0.0%
    Enerplus Corp.(B584T89)                                        6,907     46,500       0.0%
    Enghouse Systems, Ltd.                                         5,996    225,258       0.0%
    Ensign Energy Services, Inc.                                  92,200    556,101       0.0%
*   Epsilon Energy, Ltd.                                          29,398     63,561       0.0%
    Equitable Group, Inc.                                          6,443    253,820       0.0%
*   Equity Financial Holdings, Inc.                                  800      5,741       0.0%
*   Essential Energy Services Trust                               79,421     34,343       0.0%
    Evertz Technologies, Ltd.                                      5,026     61,378       0.0%
    Exchange Income Corp.                                         14,690    412,236       0.0%
    Exco Technologies, Ltd.                                       14,657    125,666       0.0%
#*  EXFO, Inc.                                                        48        209       0.0%
#   Extendicare, Inc.                                             33,004    226,867       0.0%
    Fairfax Financial Holdings, Ltd.                               3,244  1,661,422       0.1%
    Fiera Capital Corp.                                           12,071    108,264       0.0%
#   Finning International, Inc.                                   59,210  1,101,828       0.1%
    Firm Capital Mortgage Investment Corp.                        19,000    195,624       0.0%
    First Capital Realty, Inc.                                     9,235    147,273       0.0%
#*  First Majestic Silver Corp.(2833583)                          44,033    353,564       0.0%
*   First Majestic Silver Corp.(32076V103)                        26,297    211,691       0.0%
    First National Financial Corp.                                   600     10,937       0.0%
    First Quantum Minerals, Ltd.                                 129,827  1,233,129       0.1%
    FirstService Corp.(33767E103)                                  3,685    149,464       0.0%
    FirstService Corp.(BYL7ZF7)                                    4,219    170,956       0.0%
*   Fortress Paper, Ltd. Class A                                   2,299     11,638       0.0%
*   Fortuna Silver Mines, Inc.                                    74,287    507,874       0.0%
    Franco-Nevada Corp.                                            6,099    399,241       0.0%
    Freehold Royalties, Ltd.                                      39,450    370,588       0.0%
#   Gamehost, Inc.                                                 5,382     42,453       0.0%
    Genesis Land Development Corp.                                10,800     23,189       0.0%
#   Genworth MI Canada, Inc.                                      32,460    704,958       0.1%
    George Weston, Ltd.                                            6,237    508,241       0.0%
    Gibson Energy, Inc.                                           62,532    784,622       0.1%
    Gildan Activewear, Inc.                                       13,046    335,074       0.0%
#*  Glacier Media, Inc.                                            3,000      1,566       0.0%
    Gluskin Sheff + Associates, Inc.                              11,763    141,107       0.0%
    GMP Capital, Inc.                                             33,185    119,499       0.0%
    Goldcorp, Inc.(380956409)                                     65,242    991,678       0.1%
    Goldcorp, Inc.(2676302)                                        7,376    112,018       0.0%
#*  Golden Star Resources, Ltd.                                   73,980     67,290       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
*   Gran Tierra Energy, Inc.(38500T101)                            1,100 $    3,201       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                            233,203    681,545       0.1%
    Granite Oil Corp.                                             21,541     81,424       0.0%
*   Great Canadian Gaming Corp.                                   14,900    247,500       0.0%
*   Great Panther Silver, Ltd.                                    29,633     40,430       0.0%
    Great-West Lifeco, Inc.                                        6,100    153,216       0.0%
*   Heroux-Devtek, Inc.                                           22,696    245,015       0.0%
    High Liner Foods, Inc.                                         8,787    160,961       0.0%
    HNZ Group, Inc.                                                2,200     20,749       0.0%
#   Home Capital Group, Inc.                                      42,771    846,619       0.1%
    Horizon North Logistics, Inc.                                118,178    160,355       0.0%
    HudBay Minerals, Inc.(B05BQ98)                                 3,790     16,107       0.0%
    HudBay Minerals, Inc.(B05BDX1)                               171,350    721,783       0.1%
    Hudson's Bay Co.                                              36,653    450,340       0.0%
*   Husky Energy, Inc.                                            67,618    727,445       0.1%
*   IAMGOLD Corp.(450913108)                                      23,010     92,270       0.0%
*   IAMGOLD Corp.(2446646)                                       302,926  1,212,788       0.1%
    IGM Financial, Inc.                                            5,200    139,566       0.0%
*   IMAX Corp.                                                    13,125    397,031       0.0%
#*  Imperial Metals Corp.                                         29,305    112,518       0.0%
    Imperial Oil, Ltd.(2454241)                                      776     25,167       0.0%
    Imperial Oil, Ltd.(453038408)                                 11,911    386,869       0.0%
*   Indigo Books & Music, Inc.                                     1,600     20,577       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.      45,109  1,746,784       0.1%
#   Innergex Renewable Energy, Inc.                               31,884    354,425       0.0%
    Intact Financial Corp.                                         5,604    380,953       0.0%
    Inter Pipeline, Ltd.                                           9,678    200,660       0.0%
*   Interfor Corp.                                                52,712    589,881       0.1%
*   Intertain Group, Ltd. (The)                                   41,822    258,484       0.0%
    Intertape Polymer Group, Inc.                                 18,164    307,676       0.0%
*   Ithaca Energy, Inc.                                          277,788    267,164       0.0%
*   Ivanhoe Mines, Ltd. Class A                                  383,614    597,743       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                       5,573     83,929       0.0%
    Just Energy Group, Inc.(B693818)                               2,300     12,052       0.0%
    Just Energy Group, Inc.(B63MCN1)                              29,108    152,777       0.0%
#   K-Bro Linen, Inc.                                              2,328     66,752       0.0%
*   Kelt Exploration, Ltd.                                         7,845     34,682       0.0%
    Keyera Corp.                                                  11,800    354,185       0.0%
*   Kinross Gold Corp.(496902404)                                 10,211     39,414       0.0%
*   Kinross Gold Corp.(B03Z841)                                  542,422  2,106,925       0.1%
#*  Kirkland Lake Gold, Inc.                                      63,933    443,283       0.0%
*   Klondex Mines, Ltd.                                           26,300    144,902       0.0%
*   Knight Therapeutics, Inc.                                     78,256    520,423       0.0%
#   Labrador Iron Ore Royalty Corp.                               44,105    483,041       0.0%
    Laurentian Bank of Canada                                     24,174    893,391       0.1%
    Leon's Furniture, Ltd.                                         6,838     84,933       0.0%
*   Lightstream Resources, Ltd.                                  116,588      9,996       0.0%
    Linamar Corp.                                                 14,631    595,035       0.1%
#   Liquor Stores N.A., Ltd.                                      25,255    201,091       0.0%
    Loblaw Cos., Ltd.                                              8,093    399,291       0.0%
    Lucara Diamond Corp.                                         163,626    462,344       0.0%
*   Lundin Mining Corp.                                          388,520  1,520,711       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    MacDonald Dettwiler & Associates, Ltd.                         6,138 $  351,312       0.0%
    Magellan Aerospace Corp.                                       9,236    126,355       0.0%
    Magna International, Inc.                                     17,329    711,480       0.1%
*   Mainstreet Equity Corp.                                        1,005     24,351       0.0%
    Major Drilling Group International, Inc.                      55,131    282,375       0.0%
    Mandalay Resources Corp.                                     204,371    152,368       0.0%
#   Manitoba Telecom Services, Inc.                               15,568    435,133       0.0%
    Manulife Financial Corp.(56501R106)                           75,088  1,087,274       0.1%
    Manulife Financial Corp.(2492519)                             36,601    530,200       0.0%
    Maple Leaf Foods, Inc.                                        36,799    838,149       0.1%
    Martinrea International, Inc.                                 59,075    346,619       0.0%
*   Maxim Power Corp.                                              2,200      5,806       0.0%
*   McCoy Global, Inc.                                             4,284      5,589       0.0%
    Mediagrif Interactive Technologies, Inc.                       1,000     13,755       0.0%
#   Medical Facilities Corp.                                      14,715    240,039       0.0%
#*  MEG Energy Corp.                                             120,206    490,216       0.0%
    Melcor Developments, Ltd.                                      4,353     40,242       0.0%
#*  Merus Labs International, Inc.                                63,018     58,259       0.0%
#   Methanex Corp.(2654416)                                       15,900    577,891       0.0%
    Methanex Corp.(59151K108)                                      2,714     98,654       0.0%
    Metro, Inc.                                                   29,275    904,899       0.1%
#*  Midas Gold Corp.                                              40,000     28,927       0.0%
*   Minco Silver Corp.                                             9,414      9,335       0.0%
*   Mitel Networks Corp.                                          44,228    294,787       0.0%
    Morguard Corp.                                                   100     12,562       0.0%
    Morneau Shepell, Inc.                                         20,525    306,658       0.0%
    MTY Food Group, Inc.                                           3,361    121,280       0.0%
#   Mullen Group, Ltd.                                            50,867    705,001       0.1%
    National Bank of Canada                                       59,178  2,112,460       0.1%
*   Neptune Technologies & Bioressources, Inc.                     6,516      6,898       0.0%
    Nevsun Resources, Ltd.                                       216,290    627,278       0.1%
    New Flyer Industries, Inc.                                    23,034    643,983       0.1%
*   New Gold, Inc.                                               339,382  1,338,501       0.1%
#   Newalta Corp.                                                 83,333    141,032       0.0%
    Norbord, Inc.                                                  4,916    115,634       0.0%
    North American Energy Partners, Inc.(B1HTYS2)                  5,546     16,581       0.0%
    North American Energy Partners, Inc.(656844107)               11,011     32,482       0.0%
    North West Co., Inc. (The)                                    14,464    276,059       0.0%
    Northern Blizzard Resources, Inc.                             33,282     85,854       0.0%
*   Northern Dynasty Minerals, Ltd.                                7,000      5,845       0.0%
    Northland Power, Inc.                                         24,144    432,011       0.0%
*   NuVista Energy, Ltd.                                         103,790    527,733       0.0%
    OceanaGold Corp.                                             297,297    908,758       0.1%
    Onex Corp.                                                     6,200    401,038       0.0%
    Open Text Corp.                                                6,200    384,952       0.0%
*   Orbite Technologies, Inc.                                    121,500     27,175       0.0%
    Osisko Gold Royalties, Ltd.                                   76,714    807,574       0.1%
*   Painted Pony Petroleum, Ltd.                                  78,152    478,945       0.0%
    Pan American Silver Corp.(697900108)                          82,032  1,314,973       0.1%
    Pan American Silver Corp.(2669272)                            25,434    406,167       0.0%
*   Paramount Resources, Ltd. Class A                              3,054     34,654       0.0%
*   Parex Resources, Inc.                                         56,767    653,034       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
#   Parkland Fuel Corp.                                           18,102 $  422,825       0.0%
    Pason Systems, Inc.                                           22,885    260,193       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                                3,982    122,486       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                                4,324    132,835       0.0%
#   Pengrowth Energy Corp.                                       431,204    665,468       0.1%
    Penn West Petroleum, Ltd.(707887105)                          79,923    127,078       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                           309,330    493,526       0.0%
#*  Performance Sports Group, Ltd.                                 4,566     12,051       0.0%
#   Peyto Exploration & Development Corp.                         11,576    297,405       0.0%
    PHX Energy Services Corp.                                     17,652     48,693       0.0%
*   Pilot Gold, Inc.                                              70,500     30,485       0.0%
#*  Pine Cliff Energy, Ltd.                                       20,000     15,209       0.0%
#   Pizza Pizza Royalty Corp.                                     17,406    197,250       0.0%
*   Platinum Group Metals, Ltd.                                   22,970     39,559       0.0%
    Potash Corp. of Saskatchewan, Inc.                            19,137    311,550       0.0%
    PrairieSky Royalty, Ltd.                                       1,664     36,188       0.0%
    Precision Drilling Corp.(B5YPLH9)                            155,098    691,483       0.1%
    Precision Drilling Corp.(74022D308)                           59,993    266,969       0.0%
    Premium Brands Holdings Corp.                                  8,423    407,617       0.0%
*   Pretium Resources, Inc.                                       67,986    664,502       0.1%
*   Primero Mining Corp.(74164W106)                                6,304      8,636       0.0%
#*  Primero Mining Corp.(B4Z8FV2)                                132,141    178,316       0.0%
#   Pulse Seismic, Inc.                                           33,004     56,840       0.0%
    Pure Technologies, Ltd.                                       10,700     38,770       0.0%
*   QLT, Inc.                                                      3,731      6,259       0.0%
    Quebecor, Inc. Class B                                        16,000    448,997       0.0%
*   Questerre Energy Corp. Class A                                16,560      6,173       0.0%
*   Raging River Exploration, Inc.                                14,392    115,346       0.0%
#*  Redknee Solutions, Inc.                                        8,400     12,024       0.0%
    Reitmans Canada, Ltd. Class A                                 29,599    144,983       0.0%
    Richelieu Hardware, Ltd.                                      15,921    306,123       0.0%
*   Richmont Mines, Inc.                                          24,900    235,764       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                        3,200    110,651       0.0%
#   Ritchie Bros Auctioneers, Inc.(767744105)                     13,981    483,603       0.0%
*   RMP Energy, Inc.                                              84,637     50,481       0.0%
#   Rocky Mountain Dealerships, Inc.                              11,178     75,337       0.0%
#   Rogers Sugar, Inc.                                            59,748    279,742       0.0%
    Royal Bank of Canada(2754383)                                 13,700    855,931       0.1%
    Royal Bank of Canada(780087102)                               21,014  1,312,955       0.1%
#*  Royal Nickel Corp.                                           128,000     34,355       0.0%
    Russel Metals, Inc.                                           38,412    611,419       0.1%
#*  Sabina Gold & Silver Corp.                                   143,900    148,052       0.0%
#*  Sandstorm Gold, Ltd.                                         102,656    493,649       0.0%
    Sandvine Corp.                                               101,456    227,677       0.0%
    Saputo, Inc.                                                  11,022    396,079       0.0%
*   Savanna Energy Services Corp.                                 47,416     48,784       0.0%
#*  Sears Canada, Inc.(2787259)                                    7,764     15,108       0.0%
#*  Sears Canada, Inc.(81234D109)                                  1,814      3,628       0.0%
#   Secure Energy Services, Inc.                                 125,425    768,652       0.1%
*   SEMAFO, Inc.                                                 187,120    733,804       0.1%
    Shaw Communications, Inc. Class B(82028K200)                  18,675    370,138       0.0%
    Shaw Communications, Inc. Class B(2801836)                     4,800     95,120       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    ShawCor, Ltd.                                                 16,463 $  411,790       0.0%
*   Sherritt International Corp.                                 218,469    140,076       0.0%
    Sienna Senior Living, Inc.                                    14,145    168,415       0.0%
#*  Sierra Wireless, Inc.(2418968)                                 8,700    118,958       0.0%
#*  Sierra Wireless, Inc.(826516106)                              10,177    138,916       0.0%
*   Silver Standard Resources, Inc.(82823L106)                    20,715    227,036       0.0%
*   Silver Standard Resources, Inc.(2218458)                      51,629    566,599       0.0%
    Silver Wheaton Corp.                                          37,477    903,570       0.1%
    SNC-Lavalin Group, Inc.                                       22,000    893,909       0.1%
*   Solium Capital, Inc.                                           6,894     37,983       0.0%
*   Southern Pacific Resource Corp.                              135,301        135       0.0%
#*  Spartan Energy Corp.                                         162,034    376,908       0.0%
    Sprott, Inc.                                                  89,767    149,243       0.0%
#   Stantec, Inc.(2854238)                                        13,024    289,746       0.0%
    Stantec, Inc.(85472N109)                                       1,436     32,023       0.0%
    Stella-Jones, Inc.                                             6,600    234,221       0.0%
#*  Stornoway Diamond Corp.                                      307,000    263,215       0.0%
    Strad Energy Services, Ltd.                                    4,059      4,993       0.0%
    Stuart Olson, Inc.                                             9,650     42,088       0.0%
#   Student Transportation, Inc.                                  25,875    149,891       0.0%
    Sun Life Financial, Inc.(2566124)                              7,841    262,419       0.0%
    Sun Life Financial, Inc.(866796105)                           13,099    438,555       0.0%
#   Suncor Energy, Inc.(867224107)                                86,334  2,591,747       0.2%
    Suncor Energy, Inc.(B3NB1P2)                                 139,453  4,184,723       0.2%
*   SunOpta, Inc.(2817510)                                        18,209    120,823       0.0%
*   SunOpta, Inc.(8676EP108)                                      40,448    268,979       0.0%
    Superior Plus Corp.                                           46,840    416,961       0.0%
#   Surge Energy, Inc.                                           160,391    327,646       0.0%
    Tahoe Resources, Inc.(873868103)                              97,613  1,177,213       0.1%
    Tahoe Resources, Inc.(B5B9KV1)                                34,180    409,764       0.0%
*   Taseko Mines, Ltd.                                            74,175     32,627       0.0%
    Teck Resources, Ltd. Class B(2879327)                         10,991    237,307       0.0%
    Teck Resources, Ltd. Class B(878742204)                       72,347  1,561,248       0.1%
    TELUS Corp.                                                   10,600    343,218       0.0%
*   Tembec, Inc.                                                  27,377     22,044       0.0%
*   Teranga Gold Corp.(B5TDK82)                                  278,425    226,261       0.0%
*   Teranga Gold Corp.(B4L8QT1)                                   11,133      9,382       0.0%
    Thomson Reuters Corp.                                         10,416    410,490       0.0%
*   Timmins Gold Corp.                                           137,602     61,553       0.0%
    TMX Group, Ltd.                                               18,411    849,517       0.1%
    TORC Oil & Gas, Ltd.                                         106,196    600,929       0.1%
*   Torex Gold Resources, Inc.                                    14,061    261,561       0.0%
    Toromont Industries, Ltd.                                     22,041    647,443       0.1%
    Toronto-Dominion Bank (The)(2897222)                          41,258  1,872,036       0.1%
    Toronto-Dominion Bank (The)(891160509)                         5,699    258,621       0.0%
    Torstar Corp. Class B                                         39,574     49,272       0.0%
    Total Energy Services, Inc.                                   17,784    168,386       0.0%
*   Tourmaline Oil Corp.                                          22,706    595,032       0.1%
    TransAlta Corp.(2901628)                                      56,358    248,323       0.0%
#   TransAlta Corp.(89346D107)                                   125,991    560,660       0.0%
#   TransAlta Renewables, Inc.                                     8,800     97,165       0.0%
    TransCanada Corp.(2665184)                                    12,267    555,321       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
CANADA -- (Continued)
    TransCanada Corp.(89353D107)                                     2,905 $    131,538       0.0%
    Transcontinental, Inc. Class A                                  42,732      571,544       0.0%
    TransForce, Inc.                                                33,073      750,325       0.1%
    TransGlobe Energy Corp.                                         67,575      123,432       0.0%
*   Trevali Mining Corp.                                           276,649      212,442       0.0%
*   Trican Well Service, Ltd.                                      155,045      332,908       0.0%
#*  Trilogy Energy Corp.                                            49,908      267,902       0.0%
    Trinidad Drilling, Ltd.                                        190,416      364,846       0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                       17,904       55,502       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                        120,963      375,163       0.0%
*   TVA Group, Inc. Class B                                            653        1,704       0.0%
    Uni-Select, Inc.                                                25,520      574,214       0.0%
    Valener, Inc.                                                   10,289      161,549       0.0%
#   Veresen, Inc.                                                  202,388    1,833,307       0.1%
    Vermilion Energy, Inc.                                          16,174      635,315       0.1%
    Wajax Corp.                                                     11,809      134,263       0.0%
    Waste Connections, Inc.(94106B101)                               5,599      421,092       0.0%
    Waste Connections, Inc.(BYQFRK5)                                 7,762      582,521       0.1%
*   Wesdome Gold Mines, Ltd.                                        14,500       28,215       0.0%
    West Fraser Timber Co., Ltd.                                    12,262      419,795       0.0%
    Western Energy Services Corp.                                   52,241       91,138       0.0%
    Western Forest Products, Inc.                                  215,065      327,095       0.0%
    WestJet Airlines, Ltd.                                           4,300       70,368       0.0%
    Westshore Terminals Investment Corp.                            17,989      346,958       0.0%
    Whitecap Resources, Inc.                                       237,085    1,894,842       0.1%
    Wi-LAN, Inc.                                                    94,707      135,568       0.0%
    Winpak, Ltd.                                                     6,877      235,027       0.0%
    WSP Global, Inc.                                                24,359      789,084       0.1%
*   Xtreme Drilling Corp.                                           17,787       37,131       0.0%
    Yamana Gold, Inc.(2219279)                                     526,870    1,881,537       0.1%
    Yamana Gold, Inc.(98462Y100)                                     6,868       24,450       0.0%
*   Yellow Pages, Ltd.                                              18,513      299,924       0.0%
    ZCL Composites, Inc.                                             6,650       57,958       0.0%
                                                                           ------------       ---
TOTAL CANADA                                                                164,246,822       8.9%
                                                                           ------------       ---
CHINA -- (0.0%)
    Chu Kong Shipping Enterprise Group Co., Ltd.                   100,000       27,536       0.0%
*   Hanfeng Evergreen, Inc.                                          5,700           --       0.0%
    Hua Hong Semiconductor, Ltd.                                    69,000       81,527       0.0%
    K Wah International Holdings, Ltd.                           1,099,343      594,364       0.0%
*   Lifestyle China Group, Ltd.                                    251,000       70,505       0.0%
*   United Photovoltaics Group, Ltd.                               434,000       37,924       0.0%
                                                                           ------------       ---
TOTAL CHINA                                                                     811,856       0.0%
                                                                           ------------       ---
DENMARK -- (1.8%)
    ALK-Abello A.S.                                                  3,727      504,205       0.0%
    Alm Brand A.S.                                                  63,379      476,977       0.0%
    Ambu A.S. Class B                                               14,918      773,123       0.0%
    AP Moller--Maersk A.S. Class A                                     253      369,801       0.0%
    AP Moller--Maersk A.S. Class B                                     499      765,407       0.0%
#*  Bang & Olufsen A.S.                                             23,704      262,044       0.0%
    BankNordik P/F                                                     557       10,689       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
DENMARK -- (Continued)
#*  Bavarian Nordic A.S.                                          13,393 $   453,713       0.0%
    Brodrene Hartmann A.S.                                           658      32,506       0.0%
    Carlsberg A.S. Class B                                        14,379   1,295,466       0.1%
    Chr Hansen Holding A.S.                                       19,477   1,166,436       0.1%
    Coloplast A.S. Class B                                         2,059     143,435       0.0%
#*  D/S Norden A.S.                                               18,073     257,361       0.0%
    Danske Bank A.S.                                              40,251   1,241,704       0.1%
    DFDS A.S.                                                     18,136     876,299       0.1%
    DSV A.S.                                                      35,504   1,719,098       0.1%
#   FLSmidth & Co. A.S.                                           26,178     949,813       0.1%
*   Genmab A.S.                                                    4,438     730,824       0.0%
    GN Store Nord A.S.                                            95,918   1,944,090       0.1%
*   H Lundbeck A.S.                                               23,314     751,375       0.0%
*   H+H International A.S. Class B                                 7,858      78,947       0.0%
    Harboes Bryggeri A.S. Class B                                    511      10,596       0.0%
    IC Group A.S.                                                  4,483     105,933       0.0%
    ISS A.S.                                                      24,838     975,033       0.1%
#*  Jeudan A.S.                                                      667      68,451       0.0%
    Jyske Bank A.S.                                               41,305   1,872,781       0.1%
    Matas A.S.                                                    25,891     502,484       0.0%
    NKT Holding A.S.                                              16,719   1,125,620       0.1%
    Nordjyske Bank A.S.                                            1,141      16,814       0.0%
#   Novo Nordisk A.S. Class B                                     52,427   1,867,737       0.1%
    Novozymes A.S. Class B                                         9,977     370,115       0.0%
    Pandora A.S.                                                  10,035   1,305,107       0.1%
*   Parken Sport & Entertainment A.S.                                848       9,581       0.0%
    Per Aarsleff Holding A.S.                                     11,270     265,895       0.0%
    Ringkjoebing Landbobank A.S.                                   2,320     491,198       0.0%
    Rockwool International A.S. Class B                            4,487     750,488       0.0%
    Royal Unibrew A.S.                                            21,383   1,000,327       0.1%
    RTX A.S.                                                       3,990      69,246       0.0%
*   Santa Fe Group A.S.                                            8,887      86,371       0.0%
    Schouw & Co., AB                                               9,989     633,686       0.0%
    SimCorp A.S.                                                  17,341     957,630       0.1%
    Solar A.S. Class B                                             4,464     245,343       0.0%
    Spar Nord Bank A.S.                                           47,718     478,454       0.0%
    Sydbank A.S.                                                  42,389   1,323,651       0.1%
*   TDC A.S.                                                     432,762   2,386,033       0.1%
*   Tivoli A.S.                                                       10         631       0.0%
#*  TK Development A.S.                                           36,593      48,441       0.0%
*   Topdanmark A.S.                                               43,920   1,182,013       0.1%
    Tryg A.S.                                                     48,492     945,640       0.1%
    United International Enterprises                                 798     147,661       0.0%
    Vestas Wind Systems A.S.                                      18,318   1,467,562       0.1%
*   Vestjysk Bank A.S.                                             1,419       1,948       0.0%
*   William Demant Holding A.S.                                   47,885     890,998       0.1%
#*  Zealand Pharma A.S.                                            5,267      72,995       0.0%
                                                                         -----------       ---
TOTAL DENMARK                                                             36,479,776       2.0%
                                                                         -----------       ---
FINLAND -- (2.1%)
    Ahlstrom Oyj                                                   6,489      90,534       0.0%
    Aktia Bank Oyj                                                 7,877      78,690       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
FINLAND -- (Continued)
    Alandsbanken Abp Class B                                           5 $       73       0.0%
    Alma Media Oyj                                                 6,053     34,876       0.0%
    Amer Sports Oyj                                               63,952  1,740,088       0.1%
    Apetit Oyj                                                       276      3,915       0.0%
    Aspo Oyj                                                       6,205     48,094       0.0%
    Atria Oyj                                                      8,092     88,808       0.0%
*   BasWare Oyj                                                    1,456     53,556       0.0%
#   Bittium Oyj                                                   10,461     64,804       0.0%
    Cargotec Oyj Class B                                          24,533  1,006,105       0.1%
    Caverion Corp.                                                32,549    234,186       0.0%
    Citycon Oyj                                                   93,565    219,261       0.0%
    Comptel Oyj                                                   21,758     51,312       0.0%
    Cramo Oyj                                                     21,940    575,019       0.0%
    Digia Oyj                                                      1,627      5,903       0.0%
    Elisa Oyj                                                     42,719  1,439,254       0.1%
    F-Secure Oyj                                                  29,375    103,858       0.0%
*   Finnair Oyj                                                   35,970    159,438       0.0%
    Fiskars Oyj Abp                                               16,616    297,679       0.0%
    Fortum Oyj                                                    98,858  1,647,855       0.1%
#   HKScan Oyj Class A                                            20,891     72,726       0.0%
    Huhtamaki Oyj                                                 35,018  1,413,256       0.1%
    Ilkka-Yhtyma Oyj                                               3,592     10,964       0.0%
    Kemira Oyj                                                    70,680    842,370       0.1%
    Kesko Oyj Class A                                              3,096    144,588       0.0%
    Kesko Oyj Class B                                             41,548  2,064,517       0.1%
#   Kone Oyj Class B                                              18,181    836,538       0.1%
    Konecranes Oyj                                                14,374    489,612       0.0%
    Lassila & Tikanoja Oyj                                        19,020    395,991       0.0%
    Lemminkainen Oyj                                               2,421     45,931       0.0%
#   Metsa Board Oyj                                              125,806    722,697       0.1%
    Metso Oyj                                                     55,305  1,450,084       0.1%
    Munksjo Oyj                                                    3,591     51,608       0.0%
    Neste Oyj                                                     50,237  2,167,329       0.1%
    Nokia Oyj(5946455)                                           143,713    640,903       0.0%
    Nokia Oyj(5902941)                                           179,921    803,268       0.1%
    Nokian Renkaat Oyj                                            34,855  1,169,092       0.1%
    Olvi Oyj Class A                                               7,168    217,066       0.0%
    Oriola-KD Oyj Class B                                         55,457    259,891       0.0%
    Orion Oyj Class A                                              5,798    246,294       0.0%
    Orion Oyj Class B                                             28,958  1,232,565       0.1%
*   Outokumpu Oyj                                                198,891  1,386,581       0.1%
#*  Outotec Oyj                                                  106,364    463,142       0.0%
#   PKC Group Oyj                                                 12,911    226,417       0.0%
    Ponsse Oy                                                      2,825     70,586       0.0%
*   Poyry Oyj                                                      6,843     23,241       0.0%
*   QT Group Oyj                                                   1,627      9,164       0.0%
    Raisio Oyj Class V                                            80,223    335,431       0.0%
    Ramirent Oyj                                                  44,716    329,709       0.0%
    Revenio Group Oyj                                              1,221     35,885       0.0%
    Sampo Oyj Class A                                             46,849  2,146,340       0.1%
    Sanoma Oyj                                                    65,013    607,940       0.0%
    Sponda Oyj                                                    45,116    213,600       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FINLAND -- (Continued)
*   Stockmann Oyj Abp Class A                                      2,666 $    20,204       0.0%
#*  Stockmann Oyj Abp Class B                                     26,291     196,354       0.0%
    Stora Enso Oyj Class R                                       285,475   2,697,776       0.2%
*   Talvivaara Mining Co. P.L.C.                                 190,260       1,191       0.0%
    Technopolis Oyj                                               40,698     140,717       0.0%
    Tieto Oyj                                                     21,990     603,240       0.0%
    Tikkurila Oyj                                                 15,819     304,566       0.0%
    UPM-Kymmene Oyj                                              273,652   6,365,558       0.4%
    Uponor Oyj                                                    22,059     375,253       0.0%
    Vaisala Oyj Class A                                            3,183     108,106       0.0%
    Valmet Oyj                                                    39,726     589,815       0.0%
    Wartsila Oyj Abp                                              14,688     634,732       0.0%
    YIT Oyj                                                       81,132     676,633       0.1%
                                                                         -----------       ---
TOTAL FINLAND                                                             41,782,779       2.3%
                                                                         -----------       ---
FRANCE -- (6.0%)
    ABC Arbitrage                                                 15,576     129,522       0.0%
    Accor SA                                                      15,475     587,220       0.0%
    Actia Group                                                   10,087      90,377       0.0%
    Aeroports de Paris                                             2,541     256,659       0.0%
#*  Air France-KLM                                                45,894     279,756       0.0%
#   Air Liquide SA                                                 6,508     661,295       0.0%
    Akka Technologies                                              4,661     162,980       0.0%
    Albioma SA                                                    14,518     239,821       0.0%
*   Alstom SA                                                      8,602     231,150       0.0%
    Altamir                                                       15,715     200,833       0.0%
    Alten SA                                                      11,932     852,532       0.1%
    Altran Technologies SA                                        72,366   1,032,551       0.1%
    April SA                                                       6,744      92,463       0.0%
#*  Archos                                                        19,979      30,271       0.0%
    Arkema SA                                                     17,819   1,689,639       0.1%
    Assystem                                                       5,757     172,581       0.0%
    Atos SE                                                       19,717   2,046,104       0.1%
    Aubay                                                          2,016      57,167       0.0%
    AXA SA                                                       110,215   2,486,706       0.1%
    AXA SA Sponsored ADR                                          14,588     329,543       0.0%
    Axway Software SA                                              3,291     100,802       0.0%
#   Beneteau SA                                                    8,579      99,194       0.0%
*   Bigben Interactive                                             6,257      43,196       0.0%
    BioMerieux                                                     4,515     657,794       0.0%
    BNP Paribas SA                                                73,561   4,265,306       0.2%
    Boiron SA                                                      2,896     244,766       0.0%
    Bollore SA(4572709)                                          180,217     593,318       0.0%
*   Bollore SA(BD3RTL2)                                            1,214       4,384       0.0%
    Bonduelle SCA                                                  8,702     206,193       0.0%
#   Bourbon Corp.                                                  9,606     125,364       0.0%
    Bouygues SA                                                   30,857   1,005,861       0.1%
    Bureau Veritas SA                                             24,625     465,095       0.0%
    Burelle SA                                                        58      57,036       0.0%
    Capgemini SA                                                   9,054     749,824       0.1%
    Carrefour SA                                                  43,255   1,133,668       0.1%
    Casino Guichard Perrachon SA                                  25,374   1,263,142       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
FRANCE -- (Continued)
    Catering International Services                                  672 $   10,803       0.0%
*   Cegedim SA                                                     1,092     27,801       0.0%
*   Cegid Group SA                                                 3,880         --       0.0%
#*  CGG SA                                                         9,806    258,992       0.0%
#   CGG SA Sponsored ADR                                             508     13,320       0.0%
    Chargeurs SA                                                  24,609    427,858       0.0%
    Christian Dior SE                                              1,578    304,342       0.0%
    Cie de Saint-Gobain                                          105,119  4,667,617       0.3%
    Cie des Alpes                                                  7,187    133,073       0.0%
    Cie Generale des Etablissements Michelin                      23,837  2,581,739       0.2%
    CNP Assurances                                                50,177    868,976       0.1%
*   Coface SA                                                     27,452    177,758       0.0%
    Credit Agricole SA                                            82,395    888,959       0.1%
    Danone SA                                                     12,713    881,753       0.1%
    Dassault Systemes                                              2,688    212,762       0.0%
    Derichebourg SA                                               69,069    216,004       0.0%
    Devoteam SA                                                    2,063    111,417       0.0%
    Edenred                                                       24,305    562,505       0.0%
    Eiffage SA                                                    16,727  1,238,376       0.1%
#   Electricite de France SA                                      64,621    724,415       0.1%
    Electricite de Strasbourg SA                                      88      9,665       0.0%
    Elior Group                                                   13,954    313,468       0.0%
    Elis SA                                                        2,943     48,895       0.0%
#   Engie SA                                                     135,265  1,950,754       0.1%
#*  Eramet                                                         3,930    184,461       0.0%
    Essilor International SA                                       9,379  1,053,950       0.1%
*   Esso SA Francaise                                              2,429     97,686       0.0%
#*  Etablissements Maurel et Prom                                105,117    462,712       0.0%
    Euler Hermes Group                                             5,093    441,799       0.0%
    Eurofins Scientific SE                                         2,681  1,218,370       0.1%
    Euronext NV                                                    9,329    373,586       0.0%
    Eutelsat Communications SA                                    25,971    544,218       0.0%
    Exel Industries Class A                                          199     14,570       0.0%
    Faiveley Transport SA                                          2,496    272,118       0.0%
    Faurecia                                                      22,261    820,572       0.1%
    Fimalac                                                           18      1,947       0.0%
    Fleury Michon SA                                                 571     37,356       0.0%
    Gaztransport Et Technigaz SA                                   3,870    130,755       0.0%
    GL Events                                                      4,967     88,583       0.0%
    Groupe Crit                                                    2,177    143,580       0.0%
    Groupe Eurotunnel SE                                          51,587    482,820       0.0%
*   Groupe Flo                                                     2,320      1,860       0.0%
*   Groupe Fnac SA(BLRZL56)                                        2,700    184,387       0.0%
*   Groupe Fnac SA(B7VQL46)                                        4,086    278,925       0.0%
#*  Groupe Gorge                                                   2,052     44,130       0.0%
    Groupe Open                                                    2,846     76,473       0.0%
    Guerbet                                                        2,969    176,440       0.0%
    Haulotte Group SA                                              5,625     77,954       0.0%
    Havas SA                                                      19,492    158,661       0.0%
*   HiPay Group SA                                                 2,179     24,666       0.0%
*   ID Logistics Group                                               318     44,855       0.0%
    Iliad SA                                                       1,304    273,364       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
FRANCE -- (Continued)
    Imerys SA                                                     11,278 $  785,224       0.1%
    Ingenico Group SA                                              7,186    568,397       0.0%
    Interparfums SA                                                2,818     80,874       0.0%
    Ipsen SA                                                      11,306    781,596       0.1%
    IPSOS                                                         22,830    745,639       0.1%
    Jacquet Metal Service                                          8,285    139,095       0.0%
    JCDecaux SA                                                    8,247    252,210       0.0%
    Kering                                                         2,640    585,735       0.0%
    Korian SA                                                     22,631    693,165       0.0%
    Lagardere SCA                                                 56,685  1,443,579       0.1%
    Laurent-Perrier                                                1,001     76,938       0.0%
    Le Noble Age                                                   3,880    136,530       0.0%
    Lectra                                                         8,258    149,267       0.0%
    Legrand SA                                                    13,193    745,363       0.1%
    Linedata Services                                                385     17,758       0.0%
    LISI                                                          11,627    344,433       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                            6,702  1,220,174       0.1%
    Maisons France Confort SA                                        513     26,896       0.0%
    Manitou BF SA                                                  5,334     96,294       0.0%
    Manutan International                                            529     34,528       0.0%
    Mersen                                                         8,758    175,285       0.0%
#*  METabolic EXplorer SA                                         29,546     70,164       0.0%
    Metropole Television SA                                       20,920    364,501       0.0%
    MGI Coutier                                                    7,238    203,485       0.0%
    Natixis SA                                                   141,854    717,714       0.1%
*   Naturex                                                        2,892    262,395       0.0%
    Neopost SA                                                    26,281    795,956       0.1%
*   Nexans SA                                                     24,125  1,371,321       0.1%
    Nexity SA                                                     16,336    820,206       0.1%
#*  Nicox                                                          7,923     63,693       0.0%
*   NRJ Group                                                      5,162     51,408       0.0%
    Oeneo SA                                                       8,696     77,532       0.0%
#*  Onxeo SA(BPFJVR0)                                              5,700     14,937       0.0%
#*  Onxeo SA(B04P0G6)                                             25,529     66,688       0.0%
    Orange SA                                                    126,019  1,982,740       0.1%
    Orpea                                                          8,489    706,522       0.1%
#*  Parrot SA                                                      3,993     35,465       0.0%
    Pernod Ricard SA                                               6,769    804,992       0.1%
*   Peugeot SA                                                   136,118  2,038,369       0.1%
#*  Pierre & Vacances SA                                           4,272    167,165       0.0%
    Plastic Omnium SA                                             18,592    606,279       0.0%
    Plastivaloire                                                    938    117,477       0.0%
    PSB Industries SA                                                755     38,142       0.0%
    Publicis Groupe SA                                             9,458    648,816       0.0%
#   Rallye SA                                                     18,997    344,171       0.0%
#*  Recylex SA                                                     4,720     11,194       0.0%
    Renault SA                                                    25,786  2,242,398       0.1%
    Rexel SA                                                     191,986  2,662,700       0.2%
    Robertet SA                                                      246     84,601       0.0%
    Rothschild & Co.                                               7,604    180,395       0.0%
    Rubis SCA                                                      7,635    696,244       0.0%
    Samse SA                                                          40      6,240       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FRANCE -- (Continued)
    Sanofi                                                        34,442 $ 2,680,234       0.2%
    Sartorius Stedim Biotech                                       6,222     419,830       0.0%
    Savencia SA                                                    1,522      93,233       0.0%
    Schneider Electric SE(4834108)                                10,466     703,839       0.1%
    Schneider Electric SE(B11BPS1)                                 1,883     126,524       0.0%
    SCOR SE                                                       76,077   2,463,647       0.1%
    SEB SA                                                         7,961   1,171,663       0.1%
    Seche Environnement SA                                           944      28,995       0.0%
#*  Sequana SA                                                    26,638      45,589       0.0%
    SES SA                                                        12,025     276,648       0.0%
    SFR Group SA                                                   2,828      76,218       0.0%
    Societe BIC SA                                                 1,862     258,096       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco     548      17,520       0.0%
    Societe Generale SA                                           54,754   2,135,817       0.1%
*   Societe Internationale de Plantations d'Heveas SA                378      15,335       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                 200       7,233       0.0%
    Sodexo SA                                                      4,548     528,118       0.0%
#*  SOITEC                                                        91,195      87,086       0.0%
#*  Solocal Group                                                  9,249      32,105       0.0%
    Somfy SA                                                         303     126,426       0.0%
    Sopra Steria Group                                             6,764     688,075       0.0%
    SPIE SA                                                        4,397      83,094       0.0%
*   Stallergenes Greer P.L.C.                                        728      23,254       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      40,327     154,776       0.0%
    Stef SA                                                        2,766     214,129       0.0%
#   STMicroelectronics NV(5962332)                               210,594   1,998,750       0.1%
    STMicroelectronics NV(2430025)                                14,700     138,915       0.0%
*   Store Electronic                                               1,158      31,344       0.0%
    Suez                                                          20,674     327,469       0.0%
    Sword Group                                                    4,140     124,050       0.0%
    Synergie SA                                                    4,953     160,216       0.0%
    Tarkett SA                                                     4,925     175,390       0.0%
    Technicolor SA                                                96,836     565,707       0.0%
    Technip SA                                                    50,974   3,383,140       0.2%
    Teleperformance                                               19,734   2,085,047       0.1%
#   Television Francaise 1                                        64,164     590,974       0.0%
    Tessi SA                                                          94      14,328       0.0%
    Thales SA                                                      9,554     898,887       0.1%
    Thermador Groupe                                                 511      44,204       0.0%
    Total Gabon                                                      101      14,434       0.0%
    Total SA                                                     240,139  11,503,835       0.6%
    Total SA Sponsored ADR                                            57       2,721       0.0%
*   Touax SA                                                         388       4,655       0.0%
    Trigano SA                                                     4,601     325,447       0.0%
*   Ubisoft Entertainment SA                                      63,784   2,170,289       0.1%
    Union Financiere de France BQE SA                                730      19,394       0.0%
    Valeo SA                                                      20,037   1,156,232       0.1%
#*  Vallourec SA                                                 261,126   1,283,253       0.1%
#*  Valneva SE                                                    24,905      67,822       0.0%
    Vetoquinol SA                                                    493      24,798       0.0%
    Vicat SA                                                       9,921     623,752       0.0%
    VIEL & Cie SA                                                 11,006      43,581       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
FRANCE -- (Continued)
#   Vilmorin & Cie SA                                              2,732 $    164,274       0.0%
#   Vinci SA                                                      17,186    1,244,601       0.1%
*   Virbac SA                                                      1,525      242,675       0.0%
    Vivendi SA                                                   113,136    2,289,942       0.1%
    Vranken-Pommery Monopole SA                                      394        9,920       0.0%
*   Worldline SA                                                   4,965      136,378       0.0%
    Zodiac Aerospace                                              15,279      371,313       0.0%
                                                                         ------------       ---
TOTAL FRANCE                                                              119,034,274       6.4%
                                                                         ------------       ---
GERMANY -- (5.6%)
    Aareal Bank AG                                                47,333    1,712,043       0.1%
    Adidas AG                                                     11,271    1,851,758       0.1%
    Adler Modemaerkte AG                                           4,316       24,516       0.0%
#*  ADLER Real Estate AG                                           3,406       49,982       0.0%
*   ADVA Optical Networking SE                                    25,534      203,477       0.0%
#*  AIXTRON SE                                                    24,048      114,386       0.0%
    Allgeier SE                                                    2,271       44,852       0.0%
    Allianz SE                                                    25,753    4,020,152       0.2%
    Allianz SE Sponsored ADR                                      11,988      186,174       0.0%
    Amadeus Fire AG                                                1,643      131,988       0.0%
*   AS Creation Tapeten                                               50        1,741       0.0%
    Aurubis AG                                                    26,030    1,357,112       0.1%
    Axel Springer SE                                              17,600      881,743       0.1%
    BASF SE                                                       38,075    3,361,183       0.2%
    Bauer AG                                                       6,951       95,461       0.0%
    Bayerische Motoren Werke AG                                   33,040    2,882,590       0.2%
    BayWa AG                                                       9,568      321,486       0.0%
    Bechtle AG                                                     6,886      724,207       0.1%
    Beiersdorf AG                                                  3,976      350,523       0.0%
    Bertrandt AG                                                   1,769      188,152       0.0%
    Bijou Brigitte AG                                              2,005      118,943       0.0%
#*  Bilfinger SE                                                  23,690      834,219       0.1%
    Biotest AG                                                     4,254       75,986       0.0%
#   Borussia Dortmund GmbH & Co. KGaA                             52,890      333,705       0.0%
    BRAAS Monier Building Group SA                                   544       15,678       0.0%
    Brenntag AG                                                   17,117      915,078       0.1%
    CANCOM SE                                                      5,273      239,993       0.0%
    Carl Zeiss Meditec AG                                         11,534      415,192       0.0%
    CENIT AG                                                       3,984       99,544       0.0%
    CENTROTEC Sustainable AG                                       6,191      101,750       0.0%
    Cewe Stiftung & Co. KGAA                                       3,908      374,470       0.0%
    Clere AG                                                       3,048       63,756       0.0%
    Comdirect Bank AG                                             17,855      181,280       0.0%
    Commerzbank AG                                               138,409      942,594       0.1%
    CompuGroup Medical SE                                         10,913      483,579       0.0%
*   Constantin Medien AG                                          11,950       26,996       0.0%
    Continental AG                                                 1,314      252,408       0.0%
    CropEnergies AG                                               17,051       96,553       0.0%
    CTS Eventim AG & Co. KGaA                                     14,913      535,231       0.0%
    Daimler AG                                                    89,896    6,413,358       0.4%
#*  DEAG Deutsche Entertainment AG                                 2,858        7,874       0.0%
    Delticom AG                                                    1,376       26,203       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
*   Deutsche Bank AG(5750355)                                      1,436 $   20,767       0.0%
*   Deutsche Bank AG(D18190898)                                   79,294  1,141,041       0.1%
    Deutsche Beteiligungs AG                                       8,326    281,458       0.0%
*   Deutsche Boerse AG                                             9,256    722,786       0.1%
    Deutsche EuroShop AG                                           5,937    256,598       0.0%
    Deutsche Lufthansa AG                                        136,476  1,746,770       0.1%
    Deutsche Post AG                                              27,702    859,063       0.1%
    Deutsche Telekom AG                                          105,723  1,724,894       0.1%
    Deutsche Telekom AG Sponsored ADR                             16,349    266,816       0.0%
    Deutsche Wohnen AG                                            28,338    925,835       0.1%
    Deutz AG                                                      67,408    333,418       0.0%
*   Dialog Semiconductor P.L.C.                                   30,866  1,213,869       0.1%
    DIC Asset AG                                                   6,934     66,530       0.0%
    DMG Mori AG                                                   17,555    803,548       0.1%
    Dr Hoenle AG                                                   1,129     31,322       0.0%
    Draegerwerk AG & Co. KGaA                                      2,101    134,203       0.0%
    Drillisch AG                                                   8,176    373,566       0.0%
    Duerr AG                                                       6,877    512,819       0.0%
    E.ON SE                                                      588,434  4,312,548       0.2%
    Eckert & Ziegler AG                                            2,499     57,964       0.0%
    Elmos Semiconductor AG                                        10,591    160,387       0.0%
#   ElringKlinger AG                                              17,767    275,217       0.0%
*   Euromicron AG                                                  3,318     26,594       0.0%
*   Evotec AG                                                     26,184    143,585       0.0%
    Fielmann AG                                                    7,546    523,717       0.0%
*   First Sensor AG                                                1,257     19,596       0.0%
    Francotyp-Postalia Holding AG Class A                          2,977     14,380       0.0%
    Fraport AG Frankfurt Airport Services Worldwide               20,490  1,216,296       0.1%
    Freenet AG                                                    38,805  1,112,505       0.1%
    Fresenius Medical Care AG & Co. KGaA                          10,963    892,981       0.1%
    Fresenius Medical Care AG & Co. KGaA ADR                       4,254    172,627       0.0%
    Fresenius SE & Co. KGaA                                        4,529    334,635       0.0%
    Fuchs Petrolub SE                                              5,138    203,306       0.0%
    GEA Group AG                                                  13,743    532,292       0.0%
    Gerresheimer AG                                               18,463  1,392,663       0.1%
#   Gerry Weber International AG                                  19,386    242,026       0.0%
    Gesco AG                                                       1,286    102,789       0.0%
    GFK SE                                                         7,957    268,356       0.0%
    GFT Technologies SE                                            5,668    113,447       0.0%
    Grammer AG                                                     8,822    505,030       0.0%
    GRENKE AG                                                      1,404    244,429       0.0%
*   H&R GmbH & Co. KGaA                                            7,768    143,810       0.0%
    Hamburger Hafen und Logistik AG                               19,402    308,406       0.0%
    Hannover Rueck SE                                              4,064    453,385       0.0%
    HeidelbergCement AG                                           21,428  2,027,047       0.1%
#*  Heidelberger Druckmaschinen AG                               127,347    338,197       0.0%
    Hella KGaA Hueck & Co.                                        10,484    400,114       0.0%
    Henkel AG & Co. KGaA                                           1,781    196,235       0.0%
*   Highlight Communications AG                                    8,842     50,588       0.0%
    Hochtief AG                                                    4,713    643,545       0.0%
*   HolidayCheck Group AG                                         16,554     40,756       0.0%
    Hornbach Baumarkt AG                                           4,603    145,270       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
    Hugo Boss AG                                                   6,065 $  381,369       0.0%
    Indus Holding AG                                              11,192    660,599       0.0%
    Infineon Technologies AG                                      11,283    202,928       0.0%
    Infineon Technologies AG ADR                                  44,524    800,541       0.1%
#   Init Innovation In Traffic Systems AG                          1,564     26,761       0.0%
    Isra Vision AG                                                 1,564    181,941       0.0%
    Jenoptik AG                                                   25,228    433,566       0.0%
#   K+S AG                                                       103,701  2,099,919       0.1%
    KION Group AG                                                 18,469  1,115,902       0.1%
*   Kloeckner & Co. SE                                            76,269    952,437       0.1%
*   Koenig & Bauer AG                                              6,102    287,188       0.0%
*   Kontron AG                                                    32,120    110,339       0.0%
    Krones AG                                                      4,171    425,441       0.0%
    KSB AG                                                            37     15,247       0.0%
*   KUKA AG                                                        8,591    974,914       0.1%
    KWS Saat SE                                                      839    274,501       0.0%
    Lanxess AG                                                    42,713  2,738,958       0.2%
    LEG Immobilien AG                                              8,032    677,516       0.0%
    Leifheit AG                                                      674     43,669       0.0%
    Leoni AG                                                      26,660  1,011,199       0.1%
    Linde AG                                                       6,050    999,258       0.1%
*   LPKF Laser & Electronics AG                                    6,156     47,242       0.0%
    MAN SE                                                         1,923    196,830       0.0%
#*  Manz AG                                                        2,130     77,731       0.0%
*   Medigene AG                                                    1,746     15,485       0.0%
    Merck KGaA                                                     3,932    404,721       0.0%
    Metro AG                                                      44,681  1,338,384       0.1%
    MLP AG                                                        42,958    174,340       0.0%
    MTU Aero Engines AG                                           15,704  1,639,874       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                 10,204  1,981,204       0.1%
    Nemetschek SE                                                  7,104    443,089       0.0%
    Nexus AG                                                       1,959     40,146       0.0%
#*  Nordex SE                                                     20,754    546,610       0.0%
    Norma Group SE                                                10,337    475,636       0.0%
#   OHB SE                                                         4,708     97,643       0.0%
    Osram Licht AG                                                27,767  1,577,099       0.1%
*   Paion AG                                                      11,989     31,965       0.0%
*   Patrizia Immobilien AG                                        34,947    723,393       0.1%
    Pfeiffer Vacuum Technology AG                                  4,509    409,141       0.0%
#   PNE Wind AG                                                   56,123    125,668       0.0%
    Progress-Werk Oberkirch AG                                       458     18,850       0.0%
    ProSiebenSat.1 Media SE                                       10,357    446,367       0.0%
    Puma SE                                                          972    242,245       0.0%
*   QIAGEN NV(5732825)                                            34,285    838,525       0.1%
*   QIAGEN NV(2437907)                                            12,879    313,990       0.0%
#   QSC AG                                                        78,252    161,473       0.0%
#   R Stahl AG                                                     1,041     34,492       0.0%
    Rational AG                                                      971    504,528       0.0%
    Rheinmetall AG                                                18,479  1,282,773       0.1%
    RHOEN-KLINIKUM AG                                             27,136    755,400       0.1%
#   RIB Software AG                                               14,833    201,209       0.0%
    RTL Group SA                                                   2,466    193,263       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
GERMANY -- (Continued)
*   RWE AG                                                       247,438 $  3,936,537       0.2%
    SAF-Holland SA                                                25,302      339,794       0.0%
    Salzgitter AG                                                 26,655      876,202       0.1%
    SAP SE                                                        10,370      913,591       0.1%
#   Schaltbau Holding AG                                           2,774       85,842       0.0%
#*  SGL Carbon SE                                                 12,166      151,824       0.0%
    SHW AG                                                         3,890      134,854       0.0%
    Siemens AG                                                    22,303    2,534,008       0.1%
*   Siltronic AG                                                   4,539      163,791       0.0%
    Sixt Leasing SE                                                3,349       74,351       0.0%
    Sixt SE                                                       10,681      648,128       0.0%
#   SMA Solar Technology AG                                        5,887      151,184       0.0%
*   SMT Scharf AG                                                    508        6,099       0.0%
    Softing AG                                                       444        5,941       0.0%
    Software AG                                                   20,779      755,196       0.1%
#*  Solarworld AG                                                    106          409       0.0%
*   Stabilus SA                                                      293       15,284       0.0%
    Stada Arzneimittel AG                                         36,588    1,834,835       0.1%
    STRATEC Biomedical AG                                          1,225       70,033       0.0%
#   Stroeer SE & Co. KGaA                                          8,990      411,299       0.0%
    Suedzucker AG                                                 57,029    1,462,939       0.1%
*   Suess MicroTec AG                                             17,284      121,109       0.0%
    Surteco SE                                                     5,892      148,796       0.0%
    Symrise AG                                                     7,136      490,067       0.0%
    TAG Immobilien AG                                             28,855      384,771       0.0%
    Takkt AG                                                      17,769      421,430       0.0%
*   Talanx AG                                                     20,403      633,279       0.0%
    Technotrans AG                                                 3,069       73,443       0.0%
    Telefonica Deutschland Holding AG                            145,625      564,780       0.0%
    ThyssenKrupp AG                                               13,626      316,165       0.0%
    TLG Immobilien AG                                             10,431      218,690       0.0%
#*  Tom Tailor Holding AG                                          7,699       38,610       0.0%
*   Uniper SE                                                     58,843      783,213       0.1%
    United Internet AG                                            12,953      532,558       0.0%
    VERBIO Vereinigte BioEnergie AG                               16,885      125,954       0.0%
    Volkswagen AG                                                  2,816      420,948       0.0%
#*  Vossloh AG                                                     6,321      384,246       0.0%
#   VTG AG                                                         9,755      297,693       0.0%
    Wacker Chemie AG                                               7,930      707,467       0.1%
    Wacker Neuson SE                                              16,443      227,482       0.0%
    Washtec AG                                                     5,153      262,220       0.0%
#   Wirecard AG                                                    1,510       71,678       0.0%
    XING AG                                                          760      155,006       0.0%
    Zeal Network SE                                                3,805      129,314       0.0%
                                                                         ------------       ---
TOTAL GERMANY                                                             111,922,511       6.0%
                                                                         ------------       ---
HONG KONG -- (3.0%)
*   13 Holdings, Ltd. (The)                                      264,500       77,860       0.0%
*   650369903                                                     98,000       22,745       0.0%
    Aeon Stores Hong Kong Co., Ltd.                               22,000       20,072       0.0%
    Agritrade Resources, Ltd.                                    440,000       70,804       0.0%
    AIA Group, Ltd.                                              325,600    2,048,350       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
HONG KONG -- (Continued)
    Alco Holdings, Ltd.                                            106,000 $ 41,045       0.0%
    Allied Group, Ltd.                                               6,000   32,032       0.0%
    Allied Properties HK, Ltd.                                     594,540  125,703       0.0%
*   Anxian Yuan China Holdings, Ltd.                               580,000    7,472       0.0%
*   Apac Resources, Ltd.                                           873,175   12,093       0.0%
*   Applied Development Holdings, Ltd.                             375,000   35,704       0.0%
    APT Satellite Holdings, Ltd.                                   253,500  166,623       0.0%
    Asia Financial Holdings, Ltd.                                  136,000   77,982       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.                39,000   52,818       0.0%
    Asia Standard International Group, Ltd.                        132,000   27,849       0.0%
    ASM Pacific Technology, Ltd.                                    50,300  484,619       0.0%
#   Associated International Hotels, Ltd.                           10,000   29,206       0.0%
*   Auto Italia Holdings                                           875,000   14,563       0.0%
#   Bank of East Asia, Ltd. (The)                                  186,155  748,326       0.1%
    BEP International Holdings, Ltd.                             1,870,000  122,729       0.0%
    Bestway International Holdings, Ltd.                            80,000   10,418       0.0%
    BOC Hong Kong Holdings, Ltd.                                   140,000  498,996       0.0%
    Bonjour Holdings, Ltd.                                         596,200   25,678       0.0%
    Bossini International Holdings, Ltd.                           724,000   43,843       0.0%
    Bright Smart Securities & Commodities Group, Ltd.              238,000  100,862       0.0%
#   Brightoil Petroleum Holdings, Ltd.                             749,000  215,324       0.0%
*   Brockman Mining, Ltd.                                          873,840   11,569       0.0%
*   Burwill Holdings, Ltd.                                       1,724,000   49,583       0.0%
    Cafe de Coral Holdings, Ltd.                                    94,000  331,890       0.0%
*   Cash Financial Services Group, Ltd.                            828,000   51,069       0.0%
#   Cathay Pacific Airways, Ltd.                                   550,000  723,929       0.1%
    CCT Fortis Holdings, Ltd.                                       72,000   10,007       0.0%
    Chen Hsong Holdings                                             48,000   11,638       0.0%
    Cheuk Nang Holdings, Ltd.                                       21,211   15,834       0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                        6,000   49,103       0.0%
    Chevalier International Holdings, Ltd.                          30,055   47,550       0.0%
*   China Best Group Holding, Ltd.                               1,480,000   37,146       0.0%
*   China Billion Resources, Ltd.                                   99,000      510       0.0%
*   China Chuanglian Education Group, Ltd.                         660,000   14,679       0.0%
*   China Energy Development Holdings, Ltd.                      6,602,000   81,867       0.0%
*   China Environmental Energy Investment, Ltd.                    170,000   12,494       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.             610,000    8,085       0.0%
    China Flavors & Fragrances Co., Ltd.                            56,437   20,112       0.0%
*   China Healthcare Enterprise Group, Ltd.                      1,780,000   30,720       0.0%
#   China LNG Group, Ltd.                                        1,820,000   53,154       0.0%
*   China Ludao Technology Co., Ltd.                               100,000   23,722       0.0%
*   China Medical & Healthcare Group, Ltd.                         620,000   35,478       0.0%
    China Metal International Holdings, Inc.                       162,000   56,563       0.0%
*   China National Culture Group, Ltd.                           5,220,000   30,225       0.0%
#*  China Smarter Energy Group Holdings, Ltd.                       76,000    8,517       0.0%
*   China Solar Energy Holdings, Ltd.                               64,000      278       0.0%
*   China Star Entertainment, Ltd.                                 374,000   28,359       0.0%
#*  China Strategic Holdings, Ltd.                               7,060,000  167,203       0.0%
    China Ting Group Holdings, Ltd.                                226,000   12,232       0.0%
*   China Wah Yan Healthcare, Ltd.                                 248,950    2,053       0.0%
    Chinese Estates Holdings, Ltd.                                  30,500   55,192       0.0%
    Chow Sang Sang Holdings International, Ltd.                    217,000  383,123       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
#   Chow Tai Fook Jewellery Group, Ltd.                             188,200 $  133,458       0.0%
    Chuang's China Investments, Ltd.                                850,000     58,036       0.0%
    Chuang's Consortium International, Ltd.                         790,925    172,800       0.0%
*   Chun Sing Engineering Holdings, Ltd.                            100,000     20,734       0.0%
    CITIC Telecom International Holdings, Ltd.                    1,123,000    383,079       0.0%
    CK Hutchison Holdings, Ltd.                                     142,960  1,765,275       0.1%
    CK Life Sciences Int'l Holdings, Inc.                         1,358,000    118,841       0.0%
    CNQC International Holdings, Ltd.                               160,000     61,824       0.0%
    CNT Group, Ltd.                                                 518,000     48,669       0.0%
*   Common Splendor International Health Industry Group, Ltd.       550,000     47,396       0.0%
*   Continental Holdings, Ltd.                                    1,520,000     28,713       0.0%
*   Convoy Global Holdings, Ltd.                                  4,434,000    136,861       0.0%
#*  Cowell e Holdings, Inc.                                         191,000     58,705       0.0%
*   CP Lotus Corp.                                                  260,000      4,186       0.0%
*   Crocodile Garments                                              714,000     79,987       0.0%
    Cross-Harbour Holdings, Ltd. (The)                               16,000     22,270       0.0%
    CSI Properties, Ltd.                                          3,611,515    129,921       0.0%
    CW Group Holdings, Ltd.                                         259,000     53,285       0.0%
    Dah Sing Banking Group, Ltd.                                    290,995    525,530       0.0%
#   Dah Sing Financial Holdings, Ltd.                               125,066    848,328       0.1%
    Dan Form Holdings Co., Ltd.                                     521,000    182,013       0.0%
    Dickson Concepts International, Ltd.                             34,500     12,502       0.0%
    Dynamic Holdings, Ltd.                                            2,000      1,264       0.0%
    Eagle Nice International Holdings, Ltd.                         242,000     72,571       0.0%
    Emperor Capital Group, Ltd.                                   2,145,000    226,122       0.0%
    Emperor Entertainment Hotel, Ltd.                               570,000    138,713       0.0%
    Emperor International Holdings, Ltd.                          1,253,750    293,565       0.0%
*   Emperor Watch & Jewellery, Ltd.                               2,400,000     95,747       0.0%
*   Enerchina Holdings, Ltd.                                        930,000     63,354       0.0%
*   EPI Holdings, Ltd.                                            1,260,000     33,064       0.0%
#*  Esprit Holdings, Ltd.                                         1,019,299    840,632       0.1%
    Fairwood Holdings, Ltd.                                          24,500    113,682       0.0%
    Far East Consortium International, Ltd.                       1,124,346    460,232       0.0%
    FIH Mobile, Ltd.                                              1,611,000    531,636       0.0%
    First Pacific Co., Ltd.                                       1,005,200    761,492       0.1%
    First Shanghai Investments, Ltd.                                720,000    127,513       0.0%
    Fountain SET Holdings, Ltd.                                     772,000    101,368       0.0%
*   Freeman FinTech Corp., Ltd.                                     960,000     66,710       0.0%
#   Future Bright Holdings, Ltd.                                    348,000     39,515       0.0%
    G-Resources Group, Ltd.                                      17,986,800    318,359       0.0%
    Galaxy Entertainment Group, Ltd.                                138,000    565,058       0.0%
#*  GCL New Energy Holdings, Ltd.                                 3,536,000    209,189       0.0%
#*  Genting Hong Kong, Ltd.                                         400,000    113,852       0.0%
    Get Nice Financial Group, Ltd.                                  108,150     14,753       0.0%
    Get Nice Holdings, Ltd.                                       4,326,000    150,332       0.0%
#   Giordano International, Ltd.                                    852,000    451,381       0.0%
*   Global Brands Group Holding, Ltd.                             3,930,000    445,134       0.0%
    Glorious Sun Enterprises, Ltd.                                  447,000     59,848       0.0%
    Gold Peak Industries Holdings, Ltd.                              81,000      8,131       0.0%
    Golden Resources Development International, Ltd.                 90,000      5,448       0.0%
#*  Good Resources Holdings, Ltd.                                 2,210,000    113,707       0.0%
    Great Eagle Holdings, Ltd.                                      165,568    734,447       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    Guangnan Holdings, Ltd.                                         154,000 $   17,847       0.0%
    Guoco Group, Ltd.                                                 1,000     11,226       0.0%
#   Guotai Junan International Holdings, Ltd.                     1,201,000    458,620       0.0%
#   Haitong International Securities Group, Ltd.                    921,602    589,629       0.0%
    Hang Lung Group, Ltd.                                           289,000  1,105,495       0.1%
    Hang Lung Properties, Ltd.                                      479,000  1,053,374       0.1%
    Hang Seng Bank, Ltd.                                             22,400    403,969       0.0%
    Hanison Construction Holdings, Ltd.                             201,459     35,533       0.0%
    Hanny Holdings, Ltd.                                            266,000     14,920       0.0%
*   Hao Tian Development Group, Ltd.                              1,548,800     76,790       0.0%
    Harbour Centre Development, Ltd.                                 36,000     65,185       0.0%
    Henderson Land Development Co., Ltd.                            134,986    798,473       0.1%
    HK Electric Investments & HK Electric Investments, Ltd.         119,288    117,679       0.0%
    HKBN, Ltd.                                                      152,500    180,021       0.0%
*   HKR International, Ltd.                                         506,971    243,628       0.0%
    HKT Trust & HKT, Ltd.                                           241,000    330,534       0.0%
    Hon Kwok Land Investment Co., Ltd.                               62,000     24,046       0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                         18,800    133,935       0.0%
*   Hong Kong Building & Loan Agency, Ltd. (The)                    400,000     14,414       0.0%
#   Hong Kong Ferry Holdings Co., Ltd.                               21,000     24,666       0.0%
*   Hong Kong Television Network, Ltd.                              466,000     84,026       0.0%
*   Hong Kong Television Network, Ltd. ADR                            3,100     11,315       0.0%
*   HongDa Financial Holding, Ltd.                                  480,000     23,517       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                          232,000    262,182       0.0%
    Hongkong Chinese, Ltd.                                          164,000     30,015       0.0%
    Hop Hing Group Holdings, Ltd.                                 1,832,000     28,076       0.0%
    Hopewell Holdings, Ltd.                                         272,500    954,129       0.1%
#*  Hsin Chong Group Holding, Ltd.                                1,532,000     67,976       0.0%
*   Huan Yue Interactive Holdings, Ltd.                             121,000     14,611       0.0%
    Hung Hing Printing Group, Ltd.                                  150,000     18,755       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.           944,000    304,024       0.0%
    Hysan Development Co., Ltd.                                      56,000    258,461       0.0%
*   I-CABLE Communications, Ltd.                                    358,000     38,225       0.0%
    IGG, Inc.                                                        30,000     21,868       0.0%
#*  Imagi International Holdings, Ltd.                              902,398     25,575       0.0%
*   International Standard Resources Holdings, Ltd.               2,166,000     35,705       0.0%
*   iOne Holdings, Ltd.                                             700,000     18,004       0.0%
    IPE Group, Ltd.                                                 365,000     79,465       0.0%
*   IRC, Ltd.                                                     1,109,066     25,519       0.0%
    IT, Ltd.                                                        298,000    109,719       0.0%
    ITC Corp., Ltd.                                                 212,000     17,762       0.0%
    Johnson Electric Holdings, Ltd.                                 204,625    494,586       0.0%
    Kader Holdings Co., Ltd.                                        214,000     19,839       0.0%
    Kerry Logistics Network, Ltd.                                   317,750    421,790       0.0%
    Kerry Properties, Ltd.                                          243,000    769,437       0.1%
    Kingmaker Footwear Holdings, Ltd.                               204,000     49,878       0.0%
#   Kingston Financial Group, Ltd.                                1,610,000    668,356       0.1%
    Kowloon Development Co., Ltd.                                   339,000    339,316       0.0%
    Kwoon Chung Bus Holdings, Ltd.                                   42,000     21,462       0.0%
    L'Occitane International SA                                      85,500    177,172       0.0%
*   L'sea Resources International Holdings, Ltd.                    710,000     13,603       0.0%
    Lai Sun Development Co., Ltd.                                11,295,666    229,579       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
*   Landing International Development, Ltd.                       8,585,000 $  206,333       0.0%
    Li & Fung, Ltd.                                               1,206,000    592,841       0.1%
    Lifestyle International Holdings, Ltd.                          251,000    336,282       0.0%
    Lippo China Resources, Ltd.                                   2,772,000     80,826       0.0%
    Lippo, Ltd.                                                       9,000      5,518       0.0%
    Lisi Group Holdings, Ltd.                                       672,000     56,275       0.0%
    Liu Chong Hing Investment, Ltd.                                 158,000    222,579       0.0%
    Luen Thai Holdings, Ltd.                                         87,000     35,764       0.0%
    Luk Fook Holdings International, Ltd.                           211,000    618,720       0.1%
    Lung Kee Bermuda Holdings                                        38,000     13,260       0.0%
#*  Macau Legend Development, Ltd.                                1,755,000    306,982       0.0%
    Magnificent Hotel Investment, Ltd.                              818,000     19,050       0.0%
    Man Wah Holdings, Ltd.                                          894,400    593,608       0.1%
*   Mason Financial Holdings, Ltd.                                2,420,000     55,394       0.0%
    Master Glory Group, Ltd.                                      2,528,000    141,793       0.0%
#   Melco Crown Entertainment, Ltd. ADR                              10,831    181,311       0.0%
#   Melco International Development, Ltd.                           442,000    576,385       0.0%
#   MGM China Holdings, Ltd.                                         76,400    126,047       0.0%
#*  Midland Holdings, Ltd.                                          358,584    127,150       0.0%
    Miramar Hotel & Investment                                       54,000    108,791       0.0%
*   Mongolian Mining Corp.                                        3,299,999    126,810       0.0%
    MTR Corp., Ltd.                                                  40,412    223,643       0.0%
    NagaCorp, Ltd.                                                  900,000    562,179       0.0%
*   National United Resources Holdings, Ltd.                        350,000      6,408       0.0%
*   Neo-Neon Holdings, Ltd.                                         205,000     31,942       0.0%
*   Neptune Group, Ltd.                                             355,500     16,502       0.0%
*   NetMind Financial Holdings, Ltd.                             13,168,000    116,695       0.0%
    New World Development Co., Ltd.                               1,240,542  1,542,303       0.1%
#   Newocean Energy Holdings, Ltd.                                  668,000    172,097       0.0%
*   Next Digital, Ltd.                                              436,000     23,020       0.0%
*   Nine Express, Ltd.                                              348,000     16,544       0.0%
    NWS Holdings, Ltd.                                              420,513    744,036       0.1%
*   O Luxe Holdings, Ltd.                                           938,700     77,564       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.          945,000     58,973       0.0%
#   Orient Overseas International, Ltd.                             149,500    559,217       0.0%
    Oriental Watch Holdings                                         198,000     36,010       0.0%
*   Pacific Andes International Holdings, Ltd.                    1,218,336      8,609       0.0%
#*  Pacific Basin Shipping, Ltd.                                  2,158,000    322,223       0.0%
#   Pacific Textiles Holdings, Ltd.                                 162,000    204,108       0.0%
    Paliburg Holdings, Ltd.                                         246,000     75,125       0.0%
#*  Paradise Entertainment, Ltd.                                    340,000     83,659       0.0%
    PCCW, Ltd.                                                    1,069,013    636,326       0.1%
*   Pearl Oriental Oil, Ltd.                                        933,800     35,461       0.0%
    Perfect Shape Beauty Technology, Ltd.                            56,000      5,696       0.0%
#   Pico Far East Holdings, Ltd.                                    404,000    122,889       0.0%
    Playmates Holdings, Ltd.                                         96,000    112,247       0.0%
    Playmates Toys, Ltd.                                            600,000     94,148       0.0%
    Polytec Asset Holdings, Ltd.                                    930,000     67,186       0.0%
    Prada SpA                                                        26,200     91,787       0.0%
    Public Financial Holdings, Ltd.                                 124,000     55,598       0.0%
*   PYI Corp., Ltd.                                               2,456,000     51,421       0.0%
#   Regal Hotels International Holdings, Ltd.                       296,000    164,943       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HONG KONG -- (Continued)
    SA SA International Holdings, Ltd.                             413,776 $  189,187       0.0%
    Safety Godown Co., Ltd.                                         28,000     69,342       0.0%
    Samsonite International SA                                     175,800    551,593       0.0%
    SAS Dragon Holdings, Ltd.                                      294,000     51,722       0.0%
    SEA Holdings, Ltd.                                             104,000    264,789       0.0%
*   SEEC Media Group, Ltd.                                       2,742,000     50,422       0.0%
    Shangri-La Asia, Ltd.                                          807,666    887,056       0.1%
#   Shenwan Hongyuan HK, Ltd.                                      212,500    116,895       0.0%
*   Shougang Concord Grand Group, Ltd.                             253,000      8,307       0.0%
    Shun Ho Property Investments, Ltd.                              13,497      4,767       0.0%
*   Shun Tak Holdings, Ltd.                                        921,249    310,567       0.0%
*   Silver base Group Holdings, Ltd.                               723,000     52,069       0.0%
*   Sincere Watch Hong Kong, Ltd.                                2,610,000     71,814       0.0%
*   Singamas Container Holdings, Ltd.                              836,000     87,161       0.0%
    Sino Land Co., Ltd.                                            511,735    868,895       0.1%
#   SITC International Holdings Co., Ltd.                          212,000    125,363       0.0%
    Sitoy Group Holdings, Ltd.                                     239,000     85,847       0.0%
    SJM Holdings, Ltd.                                             534,000    368,576       0.0%
#*  Skyway Securities Group, Ltd.                                2,980,000     64,740       0.0%
    SmarTone Telecommunications Holdings, Ltd.                     142,666    215,358       0.0%
*   SOCAM Development, Ltd.                                        171,768     66,582       0.0%
*   Solartech International Holdings, Ltd.                         900,000     47,551       0.0%
*   Solomon Systech International, Ltd.                            332,000     15,593       0.0%
    Soundwill Holdings, Ltd.                                        57,500    104,296       0.0%
*   South China Holdings Co., Ltd.                                 960,000     47,614       0.0%
    Stella International Holdings, Ltd.                            354,000    613,609       0.1%
*   Stelux Holdings International, Ltd.                            162,800     12,570       0.0%
*   Success Universe Group, Ltd.                                   300,000      6,776       0.0%
    Sun Hung Kai & Co., Ltd.                                       508,341    320,025       0.0%
    Sun Hung Kai Properties, Ltd.                                   95,282  1,418,856       0.1%
    Swire Pacific, Ltd. Class A                                     99,000  1,028,992       0.1%
    Swire Pacific, Ltd. Class B                                    105,000    196,354       0.0%
#   TAI Cheung Holdings, Ltd.                                       75,000     63,935       0.0%
    Tai United Holdings, Ltd.                                      160,000        206       0.0%
*   Talent Property Group, Ltd.                                  1,815,000     39,703       0.0%
    Tao Heung Holdings, Ltd.                                       169,000     47,272       0.0%
    Techtronic Industries Co., Ltd.                                218,000    819,058       0.1%
#   Television Broadcasts, Ltd.                                    167,000    604,522       0.1%
#   Texwinca Holdings, Ltd.                                        576,000    402,965       0.0%
*   Titan Petrochemicals Group, Ltd.                               620,000      7,354       0.0%
*   TOM Group, Ltd.                                                130,000     31,783       0.0%
    Town Health International Medical Group, Ltd.                  542,000     86,609       0.0%
    Tradelink Electronic Commerce, Ltd.                            118,000     25,216       0.0%
    Transport International Holdings, Ltd.                         164,800    497,921       0.0%
#*  Trinity, Ltd.                                                  840,000     61,718       0.0%
*   TSC Group Holdings, Ltd.                                       276,000     40,860       0.0%
    Tsui Wah Holdings, Ltd.                                        100,000     17,143       0.0%
#*  United Laboratories International Holdings, Ltd. (The)         573,000    315,473       0.0%
*   Up Energy Development Group, Ltd.                              590,000      7,364       0.0%
*   Value Convergence Holdings, Ltd.                               384,000    149,704       0.0%
    Value Partners Group, Ltd.                                     242,000    230,840       0.0%
    Vantage International Holdings, Ltd.                           314,000     57,910       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
HONG KONG -- (Continued)
    Varitronix International, Ltd.                                 231,000 $    93,980       0.0%
    Vedan International Holdings, Ltd.                             140,000      17,857       0.0%
    Victory City International Holdings, Ltd.                    1,377,740      64,727       0.0%
#   Vitasoy International Holdings, Ltd.                           326,000     680,837       0.1%
*   VS International Group, Ltd.                                   376,000      17,644       0.0%
    VST Holdings, Ltd.                                             505,200     153,353       0.0%
    VTech Holdings, Ltd.                                            41,200     505,368       0.0%
    Wang On Group, Ltd.                                          8,600,000      76,322       0.0%
    WH Group, Ltd.                                                 288,000     233,250       0.0%
    Wharf Holdings, Ltd. (The)                                     194,000   1,454,555       0.1%
    Wheelock & Co., Ltd.                                           186,000   1,144,664       0.1%
    Win Hanverky Holdings, Ltd.                                    436,000      74,600       0.0%
*   Winfull Group Holdings, Ltd.                                   896,000      20,701       0.0%
    Wing On Co. International, Ltd.                                 30,000      93,381       0.0%
#   Wing Tai Properties, Ltd.                                      138,000      85,368       0.0%
    Wonderful Sky Financial Group Holdings, Ltd.                   136,000      40,775       0.0%
#   Wynn Macau, Ltd.                                                85,200     130,527       0.0%
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd.              51,250       9,994       0.0%
    Xinyi Glass Holdings, Ltd.                                     986,000     847,799       0.1%
    Yeebo International Holdings, Ltd.                             138,000      54,522       0.0%
    YGM Trading, Ltd.                                                8,000       7,932       0.0%
    YT Realty Group, Ltd.                                           26,000      18,791       0.0%
*   Yuan Heng Gas Holdings, Ltd.                                   392,000      27,272       0.0%
    Yue Yuen Industrial Holdings, Ltd.                             169,000     643,591       0.1%
    Yugang International, Ltd.                                   3,270,000      59,194       0.0%
*   ZH International Holdings, Ltd.                                800,000      21,386       0.0%
                                                                           -----------       ---
TOTAL HONG KONG                                                             60,120,275       3.2%
                                                                           -----------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                                              4,097,779     877,140       0.0%
    C&C Group P.L.C.                                               177,048     679,301       0.0%
    CRH P.L.C.                                                       4,854     157,581       0.0%
    CRH P.L.C. Sponsored ADR                                        68,904   2,225,599       0.1%
*   FBD Holdings P.L.C.                                              8,425      56,399       0.0%
    Glanbia P.L.C.                                                  36,346     592,076       0.0%
    IFG Group P.L.C.                                                20,762      41,084       0.0%
*   Independent News & Media P.L.C.                                208,581      26,988       0.0%
    Irish Continental Group P.L.C.                                  50,020     233,269       0.0%
*   Kenmare Resources P.L.C.                                           356       1,257       0.0%
    Kerry Group P.L.C. Class A                                       8,057     584,744       0.0%
    Kingspan Group P.L.C.                                           40,662     995,739       0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                              8,908     922,729       0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                              9,894   1,025,272       0.1%
    Smurfit Kappa Group P.L.C.                                      40,275     883,726       0.1%
                                                                           -----------       ---
TOTAL IRELAND                                                                9,302,904       0.5%
                                                                           -----------       ---
ISRAEL -- (0.7%)
*   ADO Group, Ltd.                                                  2,709      34,903       0.0%
#*  Africa Israel Investments, Ltd.                                 73,121      20,978       0.0%
    Africa Israel Properties, Ltd.                                   1,260      21,722       0.0%
*   Airport City, Ltd.                                              10,816     117,558       0.0%
#*  Allot Communications, Ltd.                                      12,358      64,595       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ISRAEL -- (Continued)
    Alrov Properties and Lodgings, Ltd.                            3,637 $   77,489       0.0%
    Amot Investments, Ltd.                                        21,324     88,986       0.0%
    Ashtrom Properties, Ltd.                                       7,706     29,652       0.0%
*   AudioCodes, Ltd.                                               4,091     21,655       0.0%
    Avgol Industries 1953, Ltd.                                   26,511     31,374       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.        64,324     60,143       0.0%
    Azrieli Group, Ltd.                                            6,996    297,833       0.0%
    Bank Hapoalim BM                                             125,081    721,433       0.1%
*   Bank Leumi Le-Israel BM                                      275,867  1,040,862       0.1%
    Bayside Land Corp.                                               192     75,110       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.              127,225    231,092       0.0%
    Big Shopping Centers, Ltd.                                       959     64,454       0.0%
    Blue Square Real Estate, Ltd.                                    346     14,007       0.0%
*   Cellcom Israel, Ltd.(B23WQK8)                                 10,729     80,971       0.0%
*   Cellcom Israel, Ltd.(M2196U109)                               11,781     88,240       0.0%
*   Ceragon Networks, Ltd.                                        10,214     26,708       0.0%
*   Clal Biotechnology Industries, Ltd.                           22,507     16,821       0.0%
#*  Clal Insurance Enterprises Holdings, Ltd.                     12,893    148,100       0.0%
*   Compugen, Ltd.                                                 6,312     36,396       0.0%
    Delek Automotive Systems, Ltd.                                12,989    110,988       0.0%
    Delek Group, Ltd.                                                546    107,012       0.0%
    Delta-Galil Industries, Ltd.                                   6,683    190,208       0.0%
    Direct Insurance Financial Investments, Ltd.                  11,694     99,397       0.0%
    El Al Israel Airlines                                        236,525    230,573       0.0%
    Elbit Systems, Ltd.(6308913)                                   2,463    243,720       0.0%
    Elbit Systems, Ltd.(M3760D101)                                 1,367    135,060       0.0%
*   Electra Consumer Products 1970, Ltd.                           1,436     19,023       0.0%
    Electra, Ltd.                                                  1,243    170,635       0.0%
#   Elron Electronic Industries, Ltd.                              7,966     37,358       0.0%
#   Energix-Renewable Energies, Ltd.                              57,548     38,679       0.0%
#*  Evogene, Ltd.                                                  9,552     56,968       0.0%
    First International Bank Of Israel, Ltd.                      27,055    348,106       0.0%
    FMS Enterprises Migun, Ltd.                                    1,604     41,431       0.0%
    Formula Systems 1985, Ltd.                                     7,015    272,054       0.0%
    Fox Wizel, Ltd.                                                3,538     55,172       0.0%
    Frutarom Industries, Ltd.                                      8,615    455,239       0.1%
*   Gilat Satellite Networks, Ltd.(M51474118)                      3,697     16,008       0.0%
*   Gilat Satellite Networks, Ltd.(B01BZ39)                       18,568     81,649       0.0%
*   Hadera Paper, Ltd.                                               615     22,195       0.0%
#   Harel Insurance Investments & Financial Services, Ltd.        85,948    332,330       0.0%
    Hilan, Ltd.                                                    2,399     36,808       0.0%
    IDI Insurance Co., Ltd.                                          475     23,562       0.0%
    Industrial Buildings Corp., Ltd.                               6,741      8,106       0.0%
    Israel Chemicals, Ltd.                                        70,349    249,991       0.0%
*   Israel Discount Bank, Ltd. Class A                           401,234    736,918       0.1%
*   Jerusalem Oil Exploration                                      6,588    289,936       0.0%
#*  Kamada, Ltd.                                                  19,297    111,602       0.0%
*   Kenon Holdings, Ltd.                                           4,328     42,057       0.0%
    Magic Software Enterprises, Ltd.                                 765      5,626       0.0%
#   Matrix IT, Ltd.                                               39,848    282,541       0.0%
#*  Mazor Robotics, Ltd.                                           7,056     80,883       0.0%
    Meitav DS Investments, Ltd.                                   17,994     70,304       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ISRAEL -- (Continued)
    Melisron, Ltd.                                                   3,433 $   145,844       0.0%
*   Menora Mivtachim Holdings, Ltd.                                 16,403     145,731       0.0%
*   Migdal Insurance & Financial Holding, Ltd.                     125,328      82,759       0.0%
    Mivtach Shamir Holdings, Ltd.                                    3,588      73,812       0.0%
    Mizrahi Tefahot Bank, Ltd.                                      50,896     662,823       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                            17,995      97,626       0.0%
    Neto ME Holdings, Ltd.                                             506      39,801       0.0%
    Nice, Ltd. Sponsored ADR                                         3,145     209,048       0.0%
*   Nova Measuring Instruments, Ltd.                                12,115     144,500       0.0%
#*  Oil Refineries, Ltd.                                           925,799     326,809       0.0%
*   Partner Communications Co., Ltd.                                31,937     148,977       0.0%
#*  Partner Communications Co., Ltd. ADR                            10,082      46,176       0.0%
    Paz Oil Co., Ltd.                                                3,259     509,047       0.1%
*   Phoenix Holdings, Ltd. (The)                                    45,310     129,501       0.0%
    Plasson Industries, Ltd.                                         1,206      37,080       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             2,501     100,739       0.0%
    Sapiens International Corp. NV                                   6,920      94,682       0.0%
    Scope Metals Group, Ltd.                                         2,226      38,391       0.0%
#   Shikun & Binui, Ltd.                                           169,004     292,928       0.0%
    Shufersal, Ltd.                                                 58,568     221,110       0.0%
    Strauss Group, Ltd.                                              6,285      98,938       0.0%
*   Summit Real Estate Holdings, Ltd.                                5,230      30,405       0.0%
    Teva Pharmaceutical Industries, Ltd.                               395      16,498       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR              37,619   1,607,836       0.1%
*   Tower Semiconductor, Ltd.                                        6,141      94,874       0.0%
*   Union Bank of Israel                                            11,830      39,779       0.0%
                                                                           -----------       ---
TOTAL ISRAEL                                                                13,848,935       0.7%
                                                                           -----------       ---
ITALY -- (2.5%)
    A2A SpA                                                        317,786     432,785       0.0%
    ACEA SpA                                                        10,441     135,245       0.0%
*   Aeffe SpA                                                        6,810       7,881       0.0%
    Alerion Cleanpower SpA                                           2,861       8,413       0.0%
#   Amplifon SpA                                                    36,372     384,316       0.0%
    Anima Holding SpA                                               51,710     251,919       0.0%
    Ansaldo STS SpA                                                 28,735     330,251       0.0%
*   Arnoldo Mondadori Editore SpA                                   64,951      64,250       0.0%
    Ascopiave SpA                                                   26,594      77,748       0.0%
    Assicurazioni Generali SpA                                     303,243   3,917,093       0.2%
    Astaldi SpA                                                     38,221     154,271       0.0%
    Atlantia SpA                                                    19,780     484,295       0.0%
    Autogrill SpA                                                   51,004     425,100       0.0%
    Azimut Holding SpA                                              28,368     455,349       0.0%
#*  Banca Carige SpA                                               151,084      51,573       0.0%
    Banca Generali SpA                                              20,370     452,960       0.0%
    Banca IFIS SpA                                                  10,312     298,649       0.0%
    Banca Mediolanum SpA                                            58,302     403,105       0.0%
#*  Banca Monte dei Paschi di Siena SpA                            315,547      84,517       0.0%
    Banca Popolare dell'Emilia Romagna SC                          358,068   1,682,587       0.1%
    Banca Popolare di Milano Scarl                               2,734,351   1,253,203       0.1%
    Banca Popolare di Sondrio SCPA                                 275,720     920,454       0.1%
    Banca Profilo SpA                                               74,644      14,368       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ITALY -- (Continued)
    Banco di Desio e della Brianza SpA                            19,322 $   35,893       0.0%
    Banco Popolare SC                                            407,346  1,175,722       0.1%
    BasicNet SpA                                                  13,861     51,279       0.0%
    Biesse SpA                                                     5,834    100,650       0.0%
    Brembo SpA                                                    11,209    693,988       0.1%
#   Brunello Cucinelli SpA                                         4,034     79,906       0.0%
    Buzzi Unicem SpA                                              35,964    699,417       0.1%
#   Cairo Communication SpA                                        6,382     27,379       0.0%
    Cementir Holding SpA                                          38,268    186,935       0.0%
    Cerved Information Solutions SpA                              59,130    475,934       0.0%
    CIR-Compagnie Industriali Riunite SpA                        273,909    305,338       0.0%
#   CNH Industrial NV                                             37,663    292,402       0.0%
    Credito Emiliano SpA                                          75,166    423,738       0.0%
    Credito Valtellinese SC                                      737,433    324,550       0.0%
    d'Amico International Shipping SA                            121,883     41,779       0.0%
    Danieli & C Officine Meccaniche SpA                            8,213    153,315       0.0%
    Datalogic SpA                                                  8,090    169,605       0.0%
    Davide Campari-Milano SpA                                     65,448    659,162       0.1%
    De' Longhi SpA                                                19,074    446,288       0.0%
    DeA Capital SpA                                               55,733     65,931       0.0%
    DiaSorin SpA                                                   7,370    452,943       0.0%
*   Ei Towers SpA                                                  5,456    256,990       0.0%
    El.En. SpA                                                     1,628     35,647       0.0%
    Enel SpA                                                     161,430    694,041       0.1%
    Eni SpA                                                      211,731  3,072,695       0.2%
    Eni SpA Sponsored ADR                                          7,138    207,573       0.0%
    ERG SpA                                                       32,746    363,665       0.0%
    Esprinet SpA                                                  15,324    113,548       0.0%
*   Eurotech SpA                                                  15,195     20,107       0.0%
    Falck Renewables SpA                                         144,066    128,635       0.0%
    Ferrari NV                                                     8,873    467,179       0.0%
#   Fiat Chrysler Automobiles NV                                 355,744  2,607,933       0.2%
*   Fincantieri SpA                                              261,289    118,533       0.0%
    FinecoBank Banca Fineco SpA                                    7,169     41,895       0.0%
    FNM SpA                                                       72,438     32,842       0.0%
    Geox SpA                                                      28,531     61,458       0.0%
*   Gruppo Editoriale L'Espresso SpA                             126,073    104,873       0.0%
#   Gruppo MutuiOnline SpA                                         4,163     36,945       0.0%
    Hera SpA                                                     124,323    317,776       0.0%
    IMMSI SpA                                                     93,687     38,987       0.0%
    Industria Macchine Automatiche SpA                             6,520    403,250       0.0%
    Infrastrutture Wireless Italiane SpA                          17,130     80,982       0.0%
*   Intek Group SpA                                               68,376     16,061       0.0%
    Interpump Group SpA                                           25,461    408,350       0.0%
    Intesa Sanpaolo SpA                                          621,281  1,440,546       0.1%
    Iren SpA                                                     160,842    288,623       0.0%
    Italmobiliare SpA                                              4,660    221,113       0.0%
*   Juventus Football Club SpA                                   222,962     71,784       0.0%
    La Doria SpA                                                   5,392     45,386       0.0%
*   Leonardo-Finmeccanica SpA                                     64,144    781,045       0.1%
    Luxottica Group SpA                                            2,713    135,087       0.0%
    Luxottica Group SpA Sponsored ADR                                300     14,889       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ITALY -- (Continued)
    Maire Tecnimont SpA                                             50,031 $   120,626       0.0%
    MARR SpA                                                        14,639     269,647       0.0%
    Mediaset SpA                                                   178,044     509,157       0.0%
    Mediobanca SpA                                                 238,002   1,743,432       0.1%
    Moleskine SpA                                                   28,562      75,538       0.0%
    Moncler SpA                                                     12,823     213,476       0.0%
    Parmalat SpA                                                    79,702     210,586       0.0%
    Piaggio & C SpA                                                 76,038     132,552       0.0%
#*  Prelios SpA                                                     12,061       1,103       0.0%
#   Prima Industrie SpA                                              2,010      31,560       0.0%
    Prysmian SpA                                                    55,310   1,375,427       0.1%
    Recordati SpA                                                   28,280     799,726       0.1%
    Reno de Medici SpA                                             107,923      32,619       0.0%
    Reply SpA                                                        1,487     186,922       0.0%
*   Retelit SpA                                                     93,628      93,033       0.0%
    Sabaf SpA                                                        1,518      14,897       0.0%
    SAES Getters SpA                                                 3,181      41,355       0.0%
*   Safilo Group SpA                                                25,236     264,103       0.0%
*   Saipem SpA                                                   3,314,446   1,362,939       0.1%
    Salini Impregilo SpA                                            96,081     267,745       0.0%
#   Salvatore Ferragamo SpA                                         18,735     457,961       0.0%
    Saras SpA                                                      212,699     369,447       0.0%
    SAVE SpA                                                         6,004     117,863       0.0%
    Servizi Italia SpA                                               2,006       8,141       0.0%
#*  Snai SpA                                                        24,408      31,936       0.0%
    Societa Cattolica di Assicurazioni SCRL                        107,349     649,066       0.1%
    Societa Iniziative Autostradali e Servizi SpA                   22,976     215,180       0.0%
#*  Sogefi SpA                                                      22,695      52,166       0.0%
    SOL SpA                                                         10,697      91,884       0.0%
    Tamburi Investment Partners SpA                                 19,827      79,670       0.0%
#*  Telecom Italia SpA                                           1,305,076   1,134,494       0.1%
*   Telecom Italia SpA Sponsored ADR                                32,914     285,364       0.0%
    Tenaris SA                                                      25,512     360,835       0.0%
    Terna Rete Elettrica Nazionale SpA                             110,241     539,621       0.0%
#*  Tiscali SpA                                                    665,564      32,201       0.0%
#   Tod's SpA                                                        4,012     234,437       0.0%
*   Trevi Finanziaria Industriale SpA                               75,599     111,421       0.0%
    TXT e-solutions SpA                                              1,190      10,096       0.0%
    UniCredit SpA                                                  248,737     617,268       0.1%
#   Unione di Banche Italiane SpA                                  332,593     917,626       0.1%
    Unipol Gruppo Finanziario SpA                                  277,639     849,990       0.1%
    UnipolSai SpA                                                  846,418   1,617,513       0.1%
    Vittoria Assicurazioni SpA                                      16,103     172,230       0.0%
*   Yoox Net-A-Porter Group SpA                                     18,471     531,335       0.0%
    Zignago Vetro SpA                                                6,560      39,718       0.0%
                                                                           -----------       ---
TOTAL ITALY                                                                 49,054,830       2.6%
                                                                           -----------       ---
JAPAN -- (23.8%)
    77 Bank, Ltd. (The)                                            194,000     876,357       0.1%
    A&D Co., Ltd.                                                    9,700      41,101       0.0%
    ABC-Mart, Inc.                                                   1,100      66,932       0.0%
    Accordia Golf Co., Ltd.                                         29,200     294,710       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Accretive Co., Ltd.                                           13,100 $   48,324       0.0%
    Achilles Corp.                                                 8,800    126,526       0.0%
*   Acom Co., Ltd.                                                13,200     60,740       0.0%
    AD Works Co., Ltd.                                            13,900      5,173       0.0%
    Adastria Co., Ltd.                                            12,760    334,032       0.0%
    ADEKA Corp.                                                   52,900    799,662       0.1%
    Aderans Co., Ltd.                                             33,100    194,835       0.0%
    Advan Co., Ltd.                                                8,400     77,582       0.0%
    Advanex, Inc.                                                  1,400     16,370       0.0%
#   Advantest Corp.                                               47,900    684,589       0.1%
    Aeon Co., Ltd.                                               193,419  2,672,981       0.2%
    Aeon Delight Co., Ltd.                                         5,100    150,759       0.0%
    Aeon Fantasy Co., Ltd.                                         5,800    179,870       0.0%
    AEON Financial Service Co., Ltd.                               5,400     95,063       0.0%
    Aeon Hokkaido Corp.                                           14,000     73,063       0.0%
    Aeon Mall Co., Ltd.                                            6,600     98,015       0.0%
*   AGORA Hospitality Group Co., Ltd.                             34,000     11,371       0.0%
#   Agro-Kanesho Co., Ltd.                                         5,600     60,244       0.0%
    Ahresty Corp.                                                 15,300    172,938       0.0%
#   Ai Holdings Corp.                                              9,600    235,889       0.0%
    Aica Kogyo Co., Ltd.                                          11,600    331,018       0.0%
    Aichi Bank, Ltd. (The)                                         4,600    254,872       0.0%
    Aichi Corp.                                                   16,200    131,077       0.0%
    Aichi Steel Corp.                                              6,600    317,790       0.0%
    Aichi Tokei Denki Co., Ltd.                                    1,700     51,853       0.0%
    Aida Engineering, Ltd.                                        35,500    305,215       0.0%
    Ain Holdings, Inc.                                             6,800    458,970       0.0%
    Aiphone Co., Ltd.                                              5,700    100,134       0.0%
    Air Water, Inc.                                               27,000    505,171       0.0%
    Airport Facilities Co., Ltd.                                  12,400     67,628       0.0%
    Aisan Industry Co., Ltd.                                      26,200    213,288       0.0%
    Aisin Seiki Co., Ltd.                                         27,506  1,208,272       0.1%
    AIT Corp.                                                      2,600     22,983       0.0%
    Aizawa Securities Co., Ltd.                                   20,000    110,510       0.0%
#*  Akebono Brake Industry Co., Ltd.                              53,200    101,815       0.0%
    Akita Bank, Ltd. (The)                                       103,000    345,074       0.0%
    Albis Co., Ltd.                                                2,800     59,834       0.0%
    Alconix Corp.                                                  6,700     88,544       0.0%
    Alfresa Holdings Corp.                                        10,600    224,020       0.0%
    Alinco, Inc.                                                   9,400     87,588       0.0%
#   Alpen Co., Ltd.                                               11,000    200,442       0.0%
    Alpha Corp.                                                    1,500     14,662       0.0%
    Alpha Systems, Inc.                                            2,660     44,798       0.0%
    Alpine Electronics, Inc.                                      27,400    365,743       0.0%
    Alps Electric Co., Ltd.                                       39,200    940,317       0.1%
    Alps Logistics Co., Ltd.                                       7,600     43,566       0.0%
    Altech Corp.                                                   1,500     32,334       0.0%
    Amada Holdings Co., Ltd.                                      31,600    359,959       0.0%
    Amano Corp.                                                   25,900    481,883       0.0%
    Amiyaki Tei Co., Ltd.                                          2,800    103,441       0.0%
    Amuse, Inc.                                                    3,800     64,263       0.0%
    Anest Iwata Corp.                                             13,500    135,762       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Anritsu Corp.                                                 66,600 $  353,296       0.0%
    AOI Electronics Co., Ltd.                                      2,400     58,311       0.0%
    AOI Pro, Inc.                                                  7,200     57,056       0.0%
    AOKI Holdings, Inc.                                           27,878    337,098       0.0%
    Aomori Bank, Ltd. (The)                                      117,000    395,371       0.0%
    Aoyama Trading Co., Ltd.                                      29,800  1,049,819       0.1%
    Aozora Bank, Ltd.                                            215,000    710,372       0.1%
#   Apamanshop Holdings Co., Ltd.                                  5,900     47,768       0.0%
    Arakawa Chemical Industries, Ltd.                              9,500    141,032       0.0%
    Arata Corp.                                                    4,100     93,740       0.0%
    Araya Industrial Co., Ltd.                                    17,000     23,925       0.0%
    Arcland Sakamoto Co., Ltd.                                    18,400    219,162       0.0%
    Arcland Service Holdings Co., Ltd.                             1,000     29,678       0.0%
    Arcs Co., Ltd.                                                16,289    408,725       0.0%
#   Ardepro Co., Ltd.                                             29,900     31,009       0.0%
    Argo Graphics, Inc.                                            2,200     44,135       0.0%
    Ariake Japan Co., Ltd.                                         3,200    178,774       0.0%
    Arisawa Manufacturing Co., Ltd.                               27,000    141,283       0.0%
*   Arrk Corp.                                                    16,100     12,391       0.0%
    Artnature, Inc.                                                9,100     55,606       0.0%
    As One Corp.                                                   3,100    139,085       0.0%
    Asahi Broadcasting Corp.                                         200      1,305       0.0%
    Asahi Co., Ltd.                                                4,900     59,221       0.0%
    Asahi Diamond Industrial Co., Ltd.                            36,200    269,763       0.0%
    Asahi Glass Co., Ltd.                                        203,000  1,419,742       0.1%
    Asahi Group Holdings, Ltd.                                     7,500    267,532       0.0%
    Asahi Holdings, Inc.                                          15,400    277,341       0.0%
    Asahi Intecc Co., Ltd.                                        10,000    433,085       0.0%
    Asahi Kasei Corp.                                            241,000  2,172,621       0.1%
    Asahi Kogyosha Co., Ltd.                                       2,400     69,907       0.0%
    Asahi Yukizai Corp.                                           49,000     95,704       0.0%
    Asante, Inc.                                                   1,600     24,251       0.0%
    Asanuma Corp.                                                 42,000     99,818       0.0%
    Asatsu-DK, Inc.                                               17,400    482,871       0.0%
#   Ashimori Industry Co., Ltd.                                   43,000     68,236       0.0%
#   Asia Pile Holdings Corp.                                      16,600     69,153       0.0%
#   Asics Corp.                                                   11,900    253,938       0.0%
    ASKA Pharmaceutical Co., Ltd.                                 12,800    220,844       0.0%
#   ASKUL Corp.                                                    2,600    107,063       0.0%
    Asunaro Aoki Construction Co., Ltd.                            8,200     56,437       0.0%
    Ateam, Inc.                                                    2,600     58,866       0.0%
    Atom Corp.                                                    16,000    105,794       0.0%
    Atsugi Co., Ltd.                                             112,000    122,630       0.0%
    Autobacs Seven Co., Ltd.                                      31,000    440,770       0.0%
    Avex Group Holdings, Inc.                                     19,700    260,579       0.0%
    Awa Bank, Ltd. (The)                                         117,000    769,406       0.1%
    Axell Corp.                                                    4,700     36,866       0.0%
    Axial Retailing, Inc.                                          6,100    219,128       0.0%
    Azbil Corp.                                                   15,100    447,803       0.0%
    Bandai Namco Holdings, Inc.                                   16,200    485,287       0.0%
    Bando Chemical Industries, Ltd.                               25,500    245,397       0.0%
    Bank of Iwate, Ltd. (The)                                     10,300    433,705       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Bank of Kochi, Ltd. (The)                                     45,000 $   51,410       0.0%
    Bank of Kyoto, Ltd. (The)                                     83,000    608,664       0.1%
    Bank of Nagoya, Ltd. (The)                                    11,000    387,208       0.0%
    Bank of Okinawa, Ltd. (The)                                   12,600    442,279       0.0%
    Bank of Saga, Ltd. (The)                                      93,000    242,512       0.0%
    Bank of the Ryukyus, Ltd.                                     20,100    264,417       0.0%
    Belc Co., Ltd.                                                 5,400    218,188       0.0%
    Belluna Co., Ltd.                                             32,400    216,202       0.0%
    Benefit One, Inc.                                              4,000    115,694       0.0%
    Benesse Holdings, Inc.                                        14,700    385,172       0.0%
    Best Denki Co., Ltd.                                          22,500     29,568       0.0%
    Bic Camera, Inc.                                              29,500    253,904       0.0%
    BML, Inc.                                                     11,000    291,747       0.0%
    Bookoff Corp.                                                  4,100     31,952       0.0%
#   BP Castrol KK                                                  2,700     36,079       0.0%
    Bridgestone Corp.                                             13,700    511,334       0.0%
    Broadleaf Co., Ltd.                                           13,900    156,247       0.0%
#   BRONCO BILLY Co., Ltd.                                         3,900    115,375       0.0%
    Brother Industries, Ltd.                                     100,600  1,845,936       0.1%
    Bunka Shutter Co., Ltd.                                       33,800    280,296       0.0%
#   C Uyemura & Co., Ltd.                                          1,400     65,167       0.0%
    CAC Holdings Corp.                                             7,800     65,343       0.0%
#   Calbee, Inc.                                                   3,300    119,729       0.0%
    Calsonic Kansei Corp.                                         81,000  1,015,141       0.1%
#   Can Do Co., Ltd.                                               3,700     64,412       0.0%
    Canon Electronics, Inc.                                       13,800    214,652       0.0%
    Canon Marketing Japan, Inc.                                   17,500    302,238       0.0%
    Canon, Inc.                                                   21,700    623,398       0.1%
    Canon, Inc. Sponsored ADR                                      7,971    228,927       0.0%
#   Capcom Co., Ltd.                                              13,600    351,331       0.0%
    Career Design Center Co., Ltd.                                 1,900     16,939       0.0%
#   Carlit Holdings Co., Ltd.                                      7,400     37,568       0.0%
#   Casio Computer Co., Ltd.                                      14,700    204,750       0.0%
    Cawachi, Ltd.                                                 10,600    272,798       0.0%
    Central Glass Co., Ltd.                                      131,000    535,849       0.1%
    Central Security Patrols Co., Ltd.                             1,500     29,525       0.0%
    Central Sports Co., Ltd.                                       1,300     31,100       0.0%
    Chiba Bank, Ltd. (The)                                       140,000    865,870       0.1%
    Chiba Kogyo Bank, Ltd. (The)                                  30,600    135,645       0.0%
    CHIMNEY Co., Ltd.                                              2,100     59,784       0.0%
    Chino Corp.                                                    3,300     32,944       0.0%
    Chiyoda Co., Ltd.                                              5,700    135,331       0.0%
    Chiyoda Corp.                                                 45,000    392,504       0.0%
*   Chiyoda Integre Co., Ltd.                                      7,400    153,160       0.0%
    Chofu Seisakusho Co., Ltd.                                    13,900    357,265       0.0%
    Chori Co., Ltd.                                                6,500    103,065       0.0%
    Chubu Shiryo Co., Ltd.                                        15,300    123,997       0.0%
    Chudenko Corp.                                                18,600    386,637       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                                57,000    124,538       0.0%
*   Chugai Mining Co., Ltd.                                       36,200      9,662       0.0%
    Chugai Ro Co., Ltd.                                           48,000     92,705       0.0%
    Chugoku Bank, Ltd. (The)                                      80,600  1,081,453       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Chugoku Marine Paints, Ltd.                                   37,000 $  269,264       0.0%
    Chukyo Bank, Ltd. (The)                                        7,600    168,593       0.0%
    Chuo Spring Co., Ltd.                                          5,000     14,648       0.0%
    Ci:z Holdings Co., Ltd.                                        5,800    166,292       0.0%
    Citizen Watch Co., Ltd.                                      130,800    735,070       0.1%
    CKD Corp.                                                     27,600    343,715       0.0%
    Clarion Co., Ltd.                                             50,000    164,044       0.0%
    Cleanup Corp.                                                 12,000    102,189       0.0%
#   CMIC Holdings Co., Ltd.                                        6,200     92,091       0.0%
*   CMK Corp.                                                     36,200    191,234       0.0%
    Coca-Cola East Japan Co., Ltd.                                27,072    596,710       0.1%
#   Coca-Cola West Co., Ltd.                                      37,600  1,111,257       0.1%
    Cocokara fine, Inc.                                            8,100    313,315       0.0%
#   COLOPL, Inc.                                                   5,600     80,526       0.0%
#   Colowide Co., Ltd.                                            16,400    318,633       0.0%
    Computer Engineering & Consulting, Ltd.                        5,400    100,961       0.0%
    Computer Institute of Japan, Ltd.                              2,600     12,499       0.0%
    COMSYS Holdings Corp.                                         38,400    676,013       0.1%
    Concordia Financial Group, Ltd.                              210,738    977,129       0.1%
    CONEXIO Corp.                                                  7,800    105,893       0.0%
#   COOKPAD, Inc.                                                 10,200     96,913       0.0%
    Corona Corp.                                                   5,000     53,494       0.0%
    Cosel Co., Ltd.                                               11,900    142,407       0.0%
#   Cosmo Energy Holdings Co., Ltd.                               41,900    547,580       0.1%
    Cosmos Initia Co., Ltd.                                        6,700     23,826       0.0%
    Cosmos Pharmaceutical Corp.                                    1,000    217,612       0.0%
    Create Restaurants Holdings, Inc.                              9,600     91,016       0.0%
    Create SD Holdings Co., Ltd.                                   6,600    138,160       0.0%
    Credit Saison Co., Ltd.                                       40,200    694,941       0.1%
    Cresco, Ltd.                                                   2,400     52,229       0.0%
#   CROOZ, Inc.                                                    3,000     68,662       0.0%
    CTI Engineering Co., Ltd.                                      8,100     78,267       0.0%
    CyberAgent, Inc.                                               5,200    151,073       0.0%
*   D.A. Consortium Holdings, Inc.                                10,800     72,501       0.0%
    Dai Nippon Printing Co., Ltd.                                 79,000    792,393       0.1%
    Dai Nippon Toryo Co., Ltd.                                    88,000    188,273       0.0%
    Dai-Dan Co., Ltd.                                              6,000     50,861       0.0%
    Dai-ichi Life Holdings, Inc.                                  59,600    873,794       0.1%
    Dai-ichi Seiko Co., Ltd.                                       7,000     77,335       0.0%
    Daibiru Corp.                                                 32,800    284,927       0.0%
    Daicel Corp.                                                  44,400    583,824       0.1%
    Daido Kogyo Co., Ltd.                                         22,000     49,137       0.0%
    Daido Metal Co., Ltd.                                         18,600    200,593       0.0%
    Daido Steel Co., Ltd.                                        174,000    738,627       0.1%
#   Daidoh, Ltd.                                                  17,900     70,450       0.0%
    Daifuku Co., Ltd.                                             25,500    460,754       0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                       13,000     77,558       0.0%
#   Daihen Corp.                                                  54,000    313,089       0.0%
    Daiho Corp.                                                   44,000    241,912       0.0%
    Daiichi Jitsugyo Co., Ltd.                                    31,000    171,712       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         2,100     68,965       0.0%
    Daiichi Sankyo Co., Ltd.                                      11,500    276,336       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Daiichikosho Co., Ltd.                                        12,100 $  526,011       0.0%
    Daiken Corp.                                                   8,800    182,624       0.0%
#   Daiken Medical Co., Ltd.                                       6,000     45,375       0.0%
    Daiki Aluminium Industry Co., Ltd.                            25,000    102,593       0.0%
    Daikin Industries, Ltd.                                        5,800    555,812       0.1%
#   Daikoku Denki Co., Ltd.                                        5,700     91,416       0.0%
    Daikokutenbussan Co., Ltd.                                     2,100     98,688       0.0%
#*  Daikokuya Holdings Co., Ltd.                                  72,800     53,323       0.0%
    Daikyo, Inc.                                                 186,000    399,164       0.0%
    Daikyonishikawa Corp.                                         15,700    203,285       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       40,000    213,171       0.0%
#   Daio Paper Corp.                                              49,000    588,141       0.1%
    Daisan Bank, Ltd. (The)                                        8,500    143,791       0.0%
    Daiseki Co., Ltd.                                              8,700    178,613       0.0%
    Daishi Bank, Ltd. (The)                                      192,000    825,585       0.1%
#   Daishinku Corp.                                                4,000     42,449       0.0%
#   Daisyo Corp.                                                   2,000     29,234       0.0%
    Daito Bank, Ltd. (The)                                        39,000     62,764       0.0%
    Daito Electron Co., Ltd.                                       2,600     19,993       0.0%
    Daito Pharmaceutical Co., Ltd.                                 6,960    153,183       0.0%
    Daito Trust Construction Co., Ltd.                             4,100    687,073       0.1%
    Daiwa House Industry Co., Ltd.                                18,100    496,783       0.0%
    Daiwa Industries, Ltd.                                        16,700    145,451       0.0%
    Daiwa Securities Group, Inc.                                 262,447  1,566,858       0.1%
    Daiwabo Holdings Co., Ltd.                                    96,000    231,988       0.0%
    DCM Holdings Co., Ltd.                                        59,900    524,743       0.0%
    Dena Co., Ltd.                                                22,400    720,650       0.1%
    Denka Co., Ltd.                                              241,000  1,093,317       0.1%
    Denki Kogyo Co., Ltd.                                         37,000    203,788       0.0%
    Denso Corp.                                                    9,600    417,744       0.0%
    Dentsu, Inc.                                                   2,600    129,608       0.0%
    Denyo Co., Ltd.                                               10,900    135,272       0.0%
    Descente, Ltd.                                                12,900    178,878       0.0%
*   Dexerials Corp.                                                8,700     69,853       0.0%
    DIC Corp.                                                     20,000    605,836       0.1%
    Digital Arts, Inc.                                             1,800     48,443       0.0%
    Digital Garage, Inc.                                             600     11,337       0.0%
    Disco Corp.                                                    2,400    290,071       0.0%
    DKS Co., Ltd.                                                 28,000     91,657       0.0%
#   DMG Mori Co., Ltd.                                            66,900    709,559       0.1%
    Don Quijote Holdings Co., Ltd.                                 4,700    178,645       0.0%
    Doshisha Co., Ltd.                                             8,500    175,895       0.0%
    Doutor Nichires Holdings Co., Ltd.                            15,700    314,246       0.0%
    Dowa Holdings Co., Ltd.                                      134,000    995,192       0.1%
    DSB Co., Ltd.                                                  4,700     23,092       0.0%
    DTS Corp.                                                     12,600    279,140       0.0%
    Dunlop Sports Co., Ltd.                                        6,700     65,802       0.0%
#   Duskin Co., Ltd.                                              25,800    495,574       0.0%
    Dydo Drinco, Inc.                                              2,800    154,972       0.0%
    Dynic Corp.                                                    5,000      8,048       0.0%
    Eagle Industry Co., Ltd.                                      14,600    208,306       0.0%
    Earth Chemical Co., Ltd.                                       1,700     78,900       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Ebara Corp.                                                   34,400 $1,021,231       0.1%
    Ebara Jitsugyo Co., Ltd.                                       4,100     49,647       0.0%
#   EDION Corp.                                                   49,500    438,540       0.0%
    eGuarantee, Inc.                                               1,200     31,985       0.0%
#   Ehime Bank, Ltd. (The)                                        19,600    258,564       0.0%
    Eidai Co., Ltd.                                               12,000     51,818       0.0%
    Eighteenth Bank, Ltd. (The)                                   84,000    260,506       0.0%
    Eiken Chemical Co., Ltd.                                       5,900    161,209       0.0%
    Eizo Corp.                                                    11,200    353,675       0.0%
    Elecom Co., Ltd.                                              11,000    224,885       0.0%
    Elematec Corp.                                                 3,674     62,119       0.0%
    en-japan, Inc.                                                 6,800    131,023       0.0%
    Endo Lighting Corp.                                            5,600     43,753       0.0%
    Enplas Corp.                                                   6,300    194,661       0.0%
*   Enshu, Ltd.                                                   31,000     19,178       0.0%
    EPS Holdings, Inc.                                            10,200    133,856       0.0%
#   ES-Con Japan, Ltd.                                            11,700     35,588       0.0%
    ESPEC Corp.                                                   11,500    139,147       0.0%
#   Excel Co., Ltd.                                                5,800     77,590       0.0%
    Exedy Corp.                                                   19,100    545,727       0.1%
    Ezaki Glico Co., Ltd.                                          6,600    375,183       0.0%
#   F-Tech, Inc.                                                   7,000     92,060       0.0%
#   F@N Communications, Inc.                                      17,500    130,683       0.0%
    Faith, Inc.                                                    4,300     49,069       0.0%
    FALCO HOLDINGS Co., Ltd.                                       5,600     72,966       0.0%
    FamilyMart UNY Holdings Co., Ltd.                             20,519  1,286,937       0.1%
    Fancl Corp.                                                   10,600    160,209       0.0%
    FCC Co., Ltd.                                                 21,700    478,735       0.0%
#*  FDK Corp.                                                     29,000     25,348       0.0%
    Feed One Co., Ltd.                                            33,840     42,845       0.0%
    Ferrotec Corp.                                                17,400    211,619       0.0%
    FIDEA Holdings Co., Ltd.                                     108,800    195,683       0.0%
    Fields Corp.                                                   8,900    107,902       0.0%
#   Financial Products Group Co., Ltd.                            20,600    180,079       0.0%
    FINDEX, Inc.                                                   6,400     60,299       0.0%
*   First Baking Co., Ltd.                                         4,000      5,296       0.0%
#   First Juken Co., Ltd.                                          2,900     38,326       0.0%
    FJ Next Co., Ltd.                                              4,800     28,579       0.0%
    Foster Electric Co., Ltd.                                     17,400    319,291       0.0%
    FP Corp.                                                       6,300    339,343       0.0%
    France Bed Holdings Co., Ltd.                                 11,400     97,371       0.0%
    Freund Corp.                                                   3,800     61,259       0.0%
#   FTGroup Co., Ltd.                                              6,300     49,916       0.0%
    Fudo Tetra Corp.                                             108,600    191,035       0.0%
    Fuji Co., Ltd.                                                 8,900    186,919       0.0%
    Fuji Corp.                                                     2,000     39,829       0.0%
    Fuji Corp., Ltd.                                              15,200    101,689       0.0%
    Fuji Electric Co., Ltd.                                      148,000    739,050       0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.             2,000      6,024       0.0%
    Fuji Heavy Industries, Ltd.                                    1,400     54,707       0.0%
    Fuji Kiko Co., Ltd.                                           14,100     51,557       0.0%
    Fuji Kosan Co., Ltd.                                             100        405       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Fuji Kyuko Co., Ltd.                                          15,000 $  172,019       0.0%
    Fuji Machine Manufacturing Co., Ltd.                          40,600    516,719       0.0%
    Fuji Media Holdings, Inc.                                     19,500    269,177       0.0%
*   Fuji Oil Co., Ltd.                                            44,900    143,189       0.0%
    Fuji Oil Holdings, Inc.                                       31,800    613,248       0.1%
    Fuji Pharma Co., Ltd.                                          2,600     64,365       0.0%
    Fuji Seal International, Inc.                                  9,600    395,696       0.0%
    Fuji Soft, Inc.                                               13,400    355,941       0.0%
    Fujibo Holdings, Inc.                                          7,700    243,507       0.0%
    Fujicco Co., Ltd.                                              6,400    146,428       0.0%
    FUJIFILM Holdings Corp.                                       23,400    884,775       0.1%
    Fujikura Kasei Co., Ltd.                                      13,600     81,857       0.0%
#   Fujikura Rubber, Ltd.                                         10,600     57,790       0.0%
    Fujikura, Ltd.                                               178,000  1,045,839       0.1%
#   Fujimi, Inc.                                                   8,800    136,889       0.0%
    Fujimori Kogyo Co., Ltd.                                       7,600    188,818       0.0%
#   Fujisash Co., Ltd.                                            46,300     39,224       0.0%
#   Fujishoji Co., Ltd.                                            4,500     47,720       0.0%
    Fujita Kanko, Inc.                                            16,000     53,167       0.0%
    Fujitec Co., Ltd.                                             28,000    320,320       0.0%
    Fujitsu Frontech, Ltd.                                         8,000     95,622       0.0%
    Fujitsu General, Ltd.                                         18,000    413,041       0.0%
    Fujitsu, Ltd.                                                141,000    836,289       0.1%
*   Fujiya Co., Ltd.                                              18,000     34,999       0.0%
    FuKoKu Co., Ltd.                                               4,000     31,691       0.0%
    Fukuda Corp.                                                  13,000    153,077       0.0%
    Fukuda Denshi Co., Ltd.                                          300     18,061       0.0%
    Fukui Bank, Ltd. (The)                                       177,000    468,250       0.0%
    Fukuoka Financial Group, Inc.                                180,000    778,945       0.1%
    Fukushima Bank, Ltd. (The)                                   139,000    128,441       0.0%
    Fukushima Industries Corp.                                     8,600    293,596       0.0%
#   Fukuyama Transporting Co., Ltd.                               88,000    501,167       0.0%
    FULLCAST Holdings Co., Ltd..                                   1,500     13,797       0.0%
    Fumakilla, Ltd.                                                6,000     38,054       0.0%
#   Funai Electric Co., Ltd.                                      11,200     91,318       0.0%
    Funai Soken Holdings, Inc.                                     4,440     68,609       0.0%
#   Furukawa Battery Co., Ltd. (The)                               9,000     63,750       0.0%
    Furukawa Co., Ltd.                                           180,000    287,417       0.0%
    Furukawa Electric Co., Ltd.                                   43,000  1,265,080       0.1%
    Furuno Electric Co., Ltd.                                     21,700    167,648       0.0%
    Furusato Industries, Ltd.                                      4,500     64,311       0.0%
    Furuya Metal Co., Ltd.                                           400      5,862       0.0%
    Fuso Chemical Co., Ltd.                                        1,800     38,392       0.0%
    Fuso Pharmaceutical Industries, Ltd.                           5,400    140,622       0.0%
    Futaba Corp.                                                  20,900    341,218       0.0%
    Futaba Industrial Co., Ltd.                                   34,900    208,520       0.0%
    Future Corp.                                                  10,200     67,982       0.0%
    Fuyo General Lease Co., Ltd.                                  10,900    552,776       0.1%
    G-7 Holdings, Inc.                                             2,500     32,010       0.0%
    G-Tekt Corp.                                                  10,700    203,229       0.0%
    Gakken Holdings Co., Ltd.                                     30,000     99,444       0.0%
    GCA Corp.                                                      6,800     50,719       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Gecoss Corp.                                                  10,100 $ 92,320       0.0%
    Genki Sushi Co., Ltd.                                          1,600   30,930       0.0%
#   Genky Stores, Inc.                                             2,400  141,214       0.0%
#   Geo Holdings Corp.                                            22,400  284,166       0.0%
    Gfoot Co., Ltd.                                                1,600   11,568       0.0%
    Giken, Ltd.                                                    2,500   43,734       0.0%
    GLOBERIDE, Inc.                                                5,700   97,640       0.0%
    Glory, Ltd.                                                   16,700  552,081       0.1%
#   GMO internet, Inc.                                            25,600  341,743       0.0%
#   GMO Payment Gateway, Inc.                                      4,400  202,099       0.0%
    Godo Steel, Ltd.                                               8,500  148,346       0.0%
    Goldcrest Co., Ltd.                                           12,390  225,115       0.0%
    Gourmet Kineya Co., Ltd.                                       5,000   47,689       0.0%
    Grandy House Corp.                                             3,100   10,911       0.0%
    Gree, Inc.                                                    60,200  333,815       0.0%
    GS Yuasa Corp.                                               117,000  505,234       0.0%
    GSI Creos Corp.                                               26,000   28,449       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                             3,000   86,278       0.0%
#   GungHo Online Entertainment, Inc.                             32,700   82,733       0.0%
    Gunma Bank, Ltd. (The)                                       206,700  986,964       0.1%
    Gunze, Ltd.                                                  117,000  392,703       0.0%
    Gurunavi, Inc.                                                11,200  306,687       0.0%
    H-One Co., Ltd.                                               14,600  128,542       0.0%
    H2O Retailing Corp.                                           42,200  626,683       0.1%
    Hachijuni Bank, Ltd. (The)                                   180,000  981,290       0.1%
    Hagihara Industries, Inc.                                      2,900   68,023       0.0%
    Hagiwara Electric Co., Ltd.                                    4,200   78,738       0.0%
    Hakudo Co., Ltd.                                               1,500   17,283       0.0%
    Hakuhodo DY Holdings, Inc.                                    31,100  373,783       0.0%
    Hakuto Co., Ltd.                                               8,400   78,011       0.0%
    Hamakyorex Co., Ltd.                                          10,400  193,669       0.0%
    Hamamatsu Photonics K.K.                                       8,700  263,249       0.0%
#   HANEDA ZENITH HOLDINGS Co., Ltd.                              23,300   60,134       0.0%
    Hankyu Hanshin Holdings, Inc.                                 15,600  516,487       0.0%
    Hanwa Co., Ltd.                                              114,000  697,489       0.1%
#   Happinet Corp.                                                10,000  105,721       0.0%
    Hard Off Corp. Co., Ltd.                                       6,800   74,462       0.0%
    Harima Chemicals Group, Inc.                                   8,800   54,400       0.0%
#   Harmonic Drive Systems, Inc.                                   7,200  202,771       0.0%
    Haruyama Trading Co., Ltd.                                       300    2,310       0.0%
    Haseko Corp.                                                  23,800  231,617       0.0%
*   Hayashikane Sangyo Co., Ltd.                                   3,800   32,398       0.0%
#   Hazama Ando Corp.                                             68,850  443,842       0.0%
    Heiwa Corp.                                                   18,800  441,636       0.0%
    Heiwa Real Estate Co., Ltd.                                   24,500  348,635       0.0%
    Heiwado Co., Ltd.                                             18,100  376,745       0.0%
    Helios Techno Holdings Co., Ltd.                               7,200   28,719       0.0%
    HI-LEX Corp.                                                  11,000  300,721       0.0%
    Hibiya Engineering, Ltd.                                      10,900  170,959       0.0%
    Hiday Hidaka Corp.                                             3,939   98,175       0.0%
    Hikari Tsushin, Inc.                                           2,300  211,130       0.0%
#   Himaraya Co., Ltd.                                             1,900   14,549       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Hino Motors, Ltd.                                             15,400 $  167,863       0.0%
    Hioki EE Corp.                                                 4,900     94,833       0.0%
    Hirakawa Hewtech Corp.                                         4,000     36,105       0.0%
#   Hiramatsu, Inc.                                               11,500     67,145       0.0%
    Hirano Tecseed Co., Ltd.                                       4,900     44,973       0.0%
    Hirose Electric Co., Ltd.                                      1,100    145,150       0.0%
    Hiroshima Bank, Ltd. (The)                                   258,000  1,104,151       0.1%
    Hiroshima Gas Co., Ltd.                                        6,900     23,755       0.0%
#   HIS Co., Ltd.                                                  7,400    201,967       0.0%
    Hisaka Works, Ltd.                                            11,500     90,282       0.0%
    Hisamitsu Pharmaceutical Co., Inc.                             2,100    112,018       0.0%
#   Hitachi Capital Corp.                                         26,700    595,608       0.1%
    Hitachi Chemical Co., Ltd.                                    35,400    827,540       0.1%
    Hitachi Construction Machinery Co., Ltd.                      52,100  1,089,833       0.1%
    Hitachi High-Technologies Corp.                               12,100    504,643       0.0%
    Hitachi Koki Co., Ltd.                                        32,400    274,362       0.0%
    Hitachi Kokusai Electric, Inc.                                21,000    419,454       0.0%
    Hitachi Maxell, Ltd.                                          16,200    295,223       0.0%
    Hitachi Metals, Ltd.                                          41,910    523,848       0.0%
    Hitachi Transport System, Ltd.                                24,500    505,054       0.0%
    Hitachi Zosen Corp.                                          103,240    519,613       0.0%
    Hitachi, Ltd.                                                329,000  1,753,864       0.1%
    Hitachi, Ltd. ADR                                              4,900    261,807       0.0%
    Hito Communications, Inc.                                      1,200     17,485       0.0%
    Hochiki Corp.                                                  8,900    104,824       0.0%
    Hodogaya Chemical Co., Ltd.                                    4,900    137,149       0.0%
    Hogy Medical Co., Ltd.                                         3,800    250,302       0.0%
    Hokkaido Electric Power Co., Inc.                             23,700    180,241       0.0%
    Hokkaido Gas Co., Ltd.                                        12,000     30,659       0.0%
    Hokkan Holdings, Ltd.                                         23,000     81,871       0.0%
    Hokko Chemical Industry Co., Ltd.                              6,000     20,326       0.0%
    Hokkoku Bank, Ltd. (The)                                     170,000    569,349       0.1%
    Hokuetsu Bank, Ltd. (The)                                     11,900    280,913       0.0%
    Hokuetsu Industries Co., Ltd.                                  9,900     64,639       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                81,500    509,809       0.0%
    Hokuhoku Financial Group, Inc.                                58,400    841,823       0.1%
    Hokuriku Electric Industry Co., Ltd.                          39,000     48,999       0.0%
    Hokuriku Electric Power Co.                                    8,500     96,547       0.0%
    Hokuto Corp.                                                   8,400    163,482       0.0%
    Honda Motor Co., Ltd.                                        108,123  3,235,214       0.2%
    Honda Motor Co., Ltd. Sponsored ADR                           23,840    711,147       0.1%
#   Honeys Co., Ltd.                                              11,470    134,961       0.0%
    Honshu Chemical Industry Co., Ltd.                             1,000      6,836       0.0%
    Hoosiers Holdings                                             18,400     94,130       0.0%
    Horiba, Ltd.                                                  13,500    645,556       0.1%
#   Hoshizaki Corp.                                                2,800    252,695       0.0%
    Hosiden Corp.                                                 44,900    332,990       0.0%
    Hosokawa Micron Corp.                                         20,000    124,699       0.0%
    House Foods Group, Inc.                                       22,400    500,046       0.0%
    Howa Machinery, Ltd.                                           7,500     36,936       0.0%
    Hulic Co., Ltd.                                                7,300     69,508       0.0%
    Hurxley Corp.                                                  2,400     22,034       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Hyakugo Bank, Ltd. (The)                                     176,000 $  648,111       0.1%
    Hyakujushi Bank, Ltd. (The)                                  140,000    476,866       0.0%
    I-Net Corp.                                                    7,700     80,177       0.0%
    I-O Data Device, Inc.                                          6,200     57,896       0.0%
    Ibiden Co., Ltd.                                              64,600    937,798       0.1%
    IBJ Leasing Co., Ltd.                                         17,000    355,550       0.0%
    Ichibanya Co., Ltd.                                              934     35,316       0.0%
    Ichigo, Inc.                                                  13,600     58,964       0.0%
    Ichiken Co., Ltd.                                             15,000     56,304       0.0%
    Ichikoh Industries, Ltd.                                      36,000    110,981       0.0%
#   Ichinen Holdings Co., Ltd.                                    11,800    114,054       0.0%
    Ichiyoshi Securities Co., Ltd.                                16,300    122,217       0.0%
    Icom, Inc.                                                     6,100    112,144       0.0%
    Idec Corp.                                                    11,400    102,170       0.0%
#   Idemitsu Kosan Co., Ltd.                                      38,200    877,832       0.1%
#   IDOM, Inc.                                                    17,800     92,898       0.0%
    Ihara Chemical Industry Co., Ltd.                             10,000     85,355       0.0%
*   IHI Corp.                                                    213,000    560,342       0.1%
    Iida Group Holdings Co., Ltd.                                  9,420    182,084       0.0%
    Iino Kaiun Kaisha, Ltd.                                       55,200    205,292       0.0%
#   IJT Technology Holdings Co., Ltd.                              6,700     26,510       0.0%
    Ikegami Tsushinki Co., Ltd.                                   69,000     88,632       0.0%
#   Imagica Robot Holdings, Inc.                                   2,500     14,823       0.0%
    Imasen Electric Industrial                                    10,900     96,916       0.0%
    Imperial Hotel, Ltd.                                             400      8,022       0.0%
    Inaba Denki Sangyo Co., Ltd.                                  10,200    370,070       0.0%
#   Inaba Seisakusho Co., Ltd.                                     7,400     94,050       0.0%
    Inabata & Co., Ltd.                                           26,900    292,402       0.0%
#   Inageya Co., Ltd.                                              8,700    117,832       0.0%
    Ines Corp.                                                    16,800    186,846       0.0%
    Infocom Corp.                                                  8,800    129,405       0.0%
    Information Services International-Dentsu, Ltd.                8,500    147,415       0.0%
    Innotech Corp.                                                 9,300     43,365       0.0%
    Inpex Corp.                                                  128,900  1,202,478       0.1%
    Intage Holdings, Inc.                                          3,700     66,510       0.0%
    Internet Initiative Japan, Inc.                               16,900    298,429       0.0%
    Inui Global Logistics Co., Ltd.                                9,495     91,390       0.0%
    Iriso Electronics Co., Ltd.                                    3,900    214,678       0.0%
    Ise Chemicals Corp.                                            7,000     30,545       0.0%
    Iseki & Co., Ltd.                                            112,000    277,019       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                              90,100    910,594       0.1%
*   Ishihara Sangyo Kaisha, Ltd.                                  23,400    177,526       0.0%
    Ishii Iron Works Co., Ltd.                                     1,900     28,506       0.0%
#   Ishizuka Glass Co., Ltd.                                       3,000      5,684       0.0%
    Isuzu Motors, Ltd.                                            58,300    721,122       0.1%
    Itfor, Inc.                                                    5,600     32,726       0.0%
    Ito En, Ltd.                                                   9,100    331,329       0.0%
    ITOCHU Corp.                                                  71,200    899,163       0.1%
    Itochu Enex Co., Ltd.                                         31,700    243,555       0.0%
    Itochu Techno-Solutions Corp.                                  6,800    167,697       0.0%
    Itochu-Shokuhin Co., Ltd.                                      3,100    124,068       0.0%
*   Itoham Yonekyu Holdings, Inc.                                 62,478    595,801       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Itoki Corp.                                                   33,553 $  206,763       0.0%
    IwaiCosmo Holdings, Inc.                                      12,600    109,526       0.0%
#   Iwaki & Co., Ltd.                                             18,000     35,480       0.0%
    Iwasaki Electric Co., Ltd.                                    43,000     66,299       0.0%
    Iwatani Corp.                                                 84,000    501,662       0.0%
*   Iwatsu Electric Co., Ltd.                                     95,000     67,849       0.0%
    Iyo Bank, Ltd. (The)                                         141,082    867,061       0.1%
    Izumi Co., Ltd.                                                2,600    120,162       0.0%
*   Izutsuya Co., Ltd.                                            11,800     44,029       0.0%
    J Front Retailing Co., Ltd.                                   79,000  1,087,541       0.1%
    J Trust Co., Ltd.                                             43,500    355,630       0.0%
    J-Oil Mills, Inc.                                              6,200    220,456       0.0%
#   JAC Recruitment Co., Ltd.                                      1,800     23,304       0.0%
    Jaccs Co., Ltd.                                               90,000    352,958       0.0%
    Jafco Co., Ltd.                                               19,800    657,353       0.1%
    Jalux, Inc.                                                    5,400     90,955       0.0%
#   Jamco Corp.                                                    4,900    101,041       0.0%
#*  Janome Sewing Machine Co., Ltd.                               10,900     80,462       0.0%
#   Japan Airport Terminal Co., Ltd.                               6,800    261,037       0.0%
    Japan Asia Group, Ltd.                                         8,700     31,448       0.0%
    Japan Aviation Electronics Industry, Ltd.                     32,000    458,239       0.0%
#   Japan Cash Machine Co., Ltd.                                   7,800    110,522       0.0%
#*  Japan Communications, Inc.                                    22,400     37,924       0.0%
    Japan Digital Laboratory Co., Ltd.                            13,200    205,143       0.0%
*   Japan Display, Inc.                                          225,700    444,342       0.0%
#   Japan Drilling Co., Ltd.                                       5,700    127,934       0.0%
    Japan Exchange Group, Inc.                                    22,200    329,621       0.0%
    Japan Foundation Engineering Co., Ltd.                        10,900     36,005       0.0%
#   Japan Material Co., Ltd.                                       1,700     60,220       0.0%
    Japan Medical Dynamic Marketing, Inc.                          7,200     53,414       0.0%
    Japan Petroleum Exploration Co., Ltd.                          5,900    129,092       0.0%
#   Japan Property Management Center Co., Ltd.                     3,300     44,071       0.0%
    Japan Pulp & Paper Co., Ltd.                                  54,000    180,941       0.0%
    Japan Radio Co., Ltd.                                          6,400     82,232       0.0%
    Japan Securities Finance Co., Ltd.                            64,000    284,440       0.0%
    Japan Steel Works, Ltd. (The)                                 27,800    597,121       0.1%
    Japan Transcity Corp.                                         14,000     52,133       0.0%
    Japan Wool Textile Co., Ltd. (The)                            38,400    280,002       0.0%
    Jastec Co., Ltd.                                               1,900     20,081       0.0%
    JBCC Holdings, Inc.                                            9,600     62,173       0.0%
    JCU Corp.                                                      2,700    109,479       0.0%
#   Jeol, Ltd.                                                    49,000    204,778       0.0%
    JFE Holdings, Inc.                                            81,760  1,171,831       0.1%
    JGC Corp.                                                     17,400    307,593       0.0%
    Jimoto Holdings, Inc.                                         79,600    134,074       0.0%
    Jin Co., Ltd.                                                  3,700    192,100       0.0%
    JK Holdings Co., Ltd.                                          6,300     33,060       0.0%
#   JMS Co., Ltd.                                                 12,000     31,627       0.0%
    Joban Kosan Co., Ltd.                                          2,200     32,031       0.0%
    Joshin Denki Co., Ltd.                                        18,000    153,908       0.0%
    Joyful Honda Co., Ltd.                                         9,300    256,755       0.0%
#   JP-Holdings, Inc.                                             11,100     27,910       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    JSP Corp.                                                      5,100 $  121,849       0.0%
    JSR Corp.                                                     36,000    547,073       0.1%
    JTEKT Corp.                                                   22,400    331,487       0.0%
    Juki Corp.                                                    18,500    138,310       0.0%
    Juroku Bank, Ltd. (The)                                      188,000    566,922       0.1%
    Justsystems Corp.                                             14,300    140,155       0.0%
#   JVC Kenwood Corp.                                             80,970    218,810       0.0%
    JX Holdings, Inc.                                            328,370  1,297,443       0.1%
    K&O Energy Group, Inc.                                         7,600    109,143       0.0%
#   K's Holdings Corp.                                            26,160    452,724       0.0%
    kabu.com Securities Co., Ltd.                                 64,000    201,484       0.0%
*   Kadokawa Dwango                                               25,677    379,178       0.0%
    Kaga Electronics Co., Ltd.                                    11,900    173,857       0.0%
    Kagome Co., Ltd.                                               6,600    173,062       0.0%
    Kajima Corp.                                                  27,843    187,760       0.0%
    Kakaku.com, Inc.                                               8,800    147,845       0.0%
#   Kaken Pharmaceutical Co., Ltd.                                 6,000    377,834       0.0%
#   Kakiyasu Honten Co., Ltd.                                      2,100     37,671       0.0%
    Kameda Seika Co., Ltd.                                         2,700    141,350       0.0%
    Kamei Corp.                                                   14,100    134,316       0.0%
    Kamigumi Co., Ltd.                                            65,000    555,003       0.1%
    Kanaden Corp.                                                  3,100     29,922       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                 11,000     78,444       0.0%
    Kanamoto Co., Ltd.                                            13,700    329,138       0.0%
    Kandenko Co., Ltd.                                            65,000    640,779       0.1%
    Kaneka Corp.                                                 110,000    910,105       0.1%
    Kanematsu Corp.                                              245,000    403,141       0.0%
#   Kansai Paint Co., Ltd.                                        12,000    257,881       0.0%
#   Kansai Super Market, Ltd.                                      1,900     27,464       0.0%
    Kansai Urban Banking Corp.                                    16,600    184,000       0.0%
#   Kanto Denka Kogyo Co., Ltd.                                   19,000    159,396       0.0%
#   Kappa Create Co., Ltd.                                        10,100    117,099       0.0%
    Kasai Kogyo Co., Ltd.                                         17,000    192,541       0.0%
    Katakura Industries Co., Ltd.                                 13,400    162,888       0.0%
    Kato Sangyo Co., Ltd.                                         13,900    334,769       0.0%
#   Kato Works Co., Ltd.                                           6,800    170,499       0.0%
    KAWADA TECHNOLOGIES, Inc.                                      2,500    117,721       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.              5,000     97,934       0.0%
    Kawasaki Heavy Industries, Ltd.                              119,000    347,586       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                                  572,000  1,415,068       0.1%
    Kawasumi Laboratories, Inc.                                   13,100     81,720       0.0%
    KDDI Corp.                                                    12,300    373,836       0.0%
    Keihan Holdings Co., Ltd.                                     89,000    600,893       0.1%
    Keihanshin Building Co., Ltd.                                 23,500    122,638       0.0%
    Keihin Co., Ltd.                                              35,000     47,619       0.0%
    Keihin Corp.                                                  27,000    441,369       0.0%
    Keisei Electric Railway Co., Ltd.                              7,000    168,770       0.0%
    Keiyo Bank, Ltd. (The)                                       147,000    618,238       0.1%
#   Keiyo Co., Ltd.                                               25,300    127,675       0.0%
    Kenedix, Inc.                                                 78,000    327,952       0.0%
    Kenko Mayonnaise Co., Ltd.                                     7,800    286,003       0.0%
    Kewpie Corp.                                                  11,500    326,608       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Key Coffee, Inc.                                               7,600 $150,678       0.0%
#   KFC Holdings Japan, Ltd.                                       2,000   35,459       0.0%
*   KI Holdings Co., Ltd.                                          6,000   18,337       0.0%
#   Kikkoman Corp.                                                 7,000  222,694       0.0%
    Kimoto Co., Ltd.                                              41,300  106,595       0.0%
    Kimura Chemical Plants Co., Ltd.                               2,700    9,374       0.0%
    Kinden Corp.                                                  38,900  468,477       0.0%
#   Kinki Sharyo Co., Ltd.                                         2,400   54,608       0.0%
*   Kintetsu Department Store Co., Ltd.                           11,000   36,574       0.0%
    Kintetsu World Express, Inc.                                  23,300  316,920       0.0%
    Kirin Holdings Co., Ltd.                                      27,780  477,584       0.0%
    Kirindo Holdings Co., Ltd.                                     1,000    7,480       0.0%
    Kissei Pharmaceutical Co., Ltd.                               13,600  355,438       0.0%
    Kita-Nippon Bank, Ltd. (The)                                   4,500  134,321       0.0%
    Kitagawa Iron Works Co., Ltd.                                  6,300  107,602       0.0%
    Kitano Construction Corp.                                     23,000   61,114       0.0%
#   Kito Corp.                                                     9,800   92,759       0.0%
    Kitz Corp.                                                    51,500  296,135       0.0%
    Kiyo Bank, Ltd. (The)                                         39,900  661,486       0.1%
#*  KLab, Inc.                                                    11,300   67,773       0.0%
*   KNT-CT Holdings Co., Ltd.                                     76,000   83,942       0.0%
    Koa Corp.                                                     19,300  177,723       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                    15,000  100,328       0.0%
    Kobayashi Pharmaceutical Co., Ltd.                             3,400  177,676       0.0%
    Kobe Bussan Co., Ltd.                                          3,200  100,157       0.0%
*   Kobe Electric Railway Co., Ltd.                                2,000    7,053       0.0%
#*  Kobe Steel, Ltd.                                             105,500  870,618       0.1%
    Kobelco Eco-Solutions Co., Ltd.                                3,000   11,715       0.0%
    Kohnan Shoji Co., Ltd.                                        16,400  324,396       0.0%
    Kohsoku Corp.                                                  8,100   81,048       0.0%
    Koito Manufacturing Co., Ltd.                                 10,500  551,270       0.1%
*   Kojima Co., Ltd.                                              19,200   43,679       0.0%
#   Kokusai Co., Ltd.                                              2,800   22,104       0.0%
    Kokuyo Co., Ltd.                                              52,300  692,864       0.1%
#   KOMAIHALTEC, Inc.                                              2,699   52,349       0.0%
    Komatsu Seiren Co., Ltd.                                      22,500  140,023       0.0%
    Komatsu Wall Industry Co., Ltd.                                3,200   53,423       0.0%
    Komatsu, Ltd.                                                 32,900  732,325       0.1%
#   Komehyo Co., Ltd.                                              5,700   54,120       0.0%
    Komeri Co., Ltd.                                              20,000  488,349       0.0%
    Komori Corp.                                                  35,900  455,592       0.0%
    Konaka Co., Ltd.                                              13,300   63,169       0.0%
    Konami Holdings Corp.                                         14,800  584,488       0.1%
    Kondotec, Inc.                                                10,300   78,608       0.0%
    Konica Minolta, Inc.                                          99,900  894,808       0.1%
    Konishi Co., Ltd.                                             17,600  209,142       0.0%
    Konoike Transport Co., Ltd.                                   14,900  197,276       0.0%
#*  Kosaido Co., Ltd.                                              2,000    5,919       0.0%
    Kose Corp.                                                     3,900  355,802       0.0%
#   Kosei Securities Co., Ltd. (The)                              29,000   34,486       0.0%
#   Koshidaka Holdings Co., Ltd.                                   3,800   61,863       0.0%
    Kotobuki Spirits Co., Ltd.                                     5,100  120,184       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Kourakuen Holdings Corp.                                       2,200 $   32,621       0.0%
    Krosaki Harima Corp.                                          35,000    106,207       0.0%
#   KRS Corp.                                                      3,900     85,665       0.0%
    KU Holdings Co., Ltd.                                            800      6,110       0.0%
    Kubota Corp.                                                  22,000    354,604       0.0%
    Kumagai Gumi Co., Ltd.                                        91,000    241,671       0.0%
#   Kumiai Chemical Industry Co., Ltd.                            28,900    163,619       0.0%
    Kura Corp.                                                     4,200    211,655       0.0%
    Kurabo Industries, Ltd.                                      122,000    243,743       0.0%
    Kuraray Co., Ltd.                                             60,000    909,631       0.1%
    Kureha Corp.                                                   8,700    332,709       0.0%
    Kurimoto, Ltd.                                                 5,700    106,300       0.0%
    Kurita Water Industries, Ltd.                                 16,400    388,134       0.0%
    Kuriyama Holdings Corp.                                        4,000     55,634       0.0%
    Kuroda Electric Co., Ltd.                                     19,700    383,302       0.0%
    Kusuri No Aoki Co., Ltd.                                       4,500    229,678       0.0%
    KYB Corp.                                                    122,000    557,878       0.1%
    Kyocera Corp.                                                 14,700    714,258       0.1%
    Kyocera Corp. Sponsored ADR                                    2,904    141,076       0.0%
    Kyodo Printing Co., Ltd.                                      47,000    159,315       0.0%
    Kyoei Steel, Ltd.                                             12,000    228,584       0.0%
    Kyokuto Boeki Kaisha, Ltd.                                    20,000     39,575       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              17,900    211,432       0.0%
    Kyokuto Securities Co., Ltd.                                  10,400    150,473       0.0%
    Kyokuyo Co., Ltd.                                              3,100     81,566       0.0%
    KYORIN Holdings, Inc.                                         21,300    476,032       0.0%
    Kyoritsu Maintenance Co., Ltd.                                 4,020    241,146       0.0%
#   Kyoritsu Printing Co., Ltd.                                   23,500     68,925       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                       29,000    107,553       0.0%
    Kyowa Electronic Instruments Co., Ltd.                        11,500     41,638       0.0%
    Kyowa Exeo Corp.                                              45,000    675,693       0.1%
    Kyowa Hakko Kirin Co., Ltd.                                    9,000    137,323       0.0%
    Kyowa Leather Cloth Co., Ltd.                                  7,200     52,236       0.0%
    Kyudenko Corp.                                                23,000    740,985       0.1%
    Kyushu Financial Group, Inc.                                 183,680  1,221,369       0.1%
    LAC Co., Ltd.                                                  6,100     62,046       0.0%
#   Land Business Co., Ltd.                                        1,900      4,871       0.0%
#*  Laox Co., Ltd.                                                13,400    108,099       0.0%
    Lasertec Corp.                                                11,800    228,899       0.0%
    Lawson, Inc.                                                   2,300    174,765       0.0%
    LEC, Inc.                                                      2,400     60,914       0.0%
    Leopalace21 Corp.                                             94,500    614,419       0.1%
    Life Corp.                                                     5,000    162,309       0.0%
    Linical Co., Ltd.                                              3,500     49,225       0.0%
    Link And Motivation, Inc.                                     20,000     60,347       0.0%
    Lintec Corp.                                                  27,500    598,976       0.1%
    Lion Corp.                                                    33,000    539,715       0.1%
    LIXIL Group Corp.                                             14,200    326,150       0.0%
    Look, Inc.                                                    15,000     22,563       0.0%
    M3, Inc.                                                       6,800    206,931       0.0%
    Mabuchi Motor Co., Ltd.                                        1,300     75,570       0.0%
    Macnica Fuji Electronics Holdings, Inc.                       23,050    288,838       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Maeda Corp.                                                   77,000 $  713,362       0.1%
    Maeda Kosen Co., Ltd.                                         12,200    135,270       0.0%
    Maeda Road Construction Co., Ltd.                             24,000    444,002       0.0%
#   Maezawa Kasei Industries Co., Ltd.                             7,500     78,431       0.0%
    Maezawa Kyuso Industries Co., Ltd.                             1,300     17,353       0.0%
    Makino Milling Machine Co., Ltd.                              64,000    406,674       0.0%
    Makita Corp.                                                   3,400    235,077       0.0%
    Makita Corp. Sponsored ADR                                     1,988    138,106       0.0%
    Mamezou Holdings Co., Ltd.                                     9,700    100,421       0.0%
#   Mamiya-Op Co., Ltd.                                            2,699     30,793       0.0%
    Mandom Corp.                                                   3,600    167,906       0.0%
    Mani, Inc.                                                     4,200     97,739       0.0%
    Mars Engineering Corp.                                         4,300     85,257       0.0%
    Marubeni Corp.                                               333,300  1,751,417       0.1%
    Marubun Corp.                                                  9,600     54,852       0.0%
    Marudai Food Co., Ltd.                                        61,000    290,497       0.0%
#*  Maruei Department Store Co., Ltd.                             18,000     13,882       0.0%
    Marufuji Sheet Piling Co., Ltd.                                3,000      6,686       0.0%
    Maruha Nichiro Corp.                                          13,400    371,559       0.0%
    Marui Group Co., Ltd.                                          6,400     89,783       0.0%
    Maruka Machinery Co., Ltd.                                     3,900     49,681       0.0%
    Marusan Securities Co., Ltd.                                  16,200    134,565       0.0%
    Maruwa Co., Ltd.                                               4,800    181,137       0.0%
    Maruyama Manufacturing Co., Inc.                              28,000     47,141       0.0%
*   Maruzen CHI Holdings Co., Ltd.                                 3,800     13,541       0.0%
#   Maruzen Co., Ltd.                                              2,000     20,441       0.0%
    Maruzen Showa Unyu Co., Ltd.                                  30,000    121,773       0.0%
#   Marvelous, Inc.                                               13,400     95,233       0.0%
    Matsuda Sangyo Co., Ltd.                                       8,400    117,894       0.0%
    Matsui Construction Co., Ltd.                                 13,200    144,676       0.0%
    Matsui Securities Co., Ltd.                                   11,100     88,809       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                            9,600    494,576       0.0%
    Matsuya Co., Ltd.                                              6,100     48,802       0.0%
#   Matsuya Foods Co., Ltd.                                        3,300    107,026       0.0%
    Max Co., Ltd.                                                 15,000    180,776       0.0%
    Maxvalu Nishinihon Co., Ltd.                                   2,600     41,499       0.0%
    Maxvalu Tokai Co., Ltd.                                        3,100     55,058       0.0%
    Mazda Motor Corp.                                            128,800  2,135,990       0.1%
    Mebuki Financial Group, Inc.                                 324,522  1,154,894       0.1%
#   MEC Co., Ltd.                                                 11,800    116,784       0.0%
#   Medical System Network Co., Ltd.                               5,200     22,243       0.0%
    Medipal Holdings Corp.                                        12,100    206,743       0.0%
    Megachips Corp.                                               13,200    264,929       0.0%
    Megmilk Snow Brand Co., Ltd.                                  21,600    751,417       0.1%
    Meidensha Corp.                                              119,000    398,230       0.0%
    MEIJI Holdings Co., Ltd.                                       1,000     99,740       0.0%
    Meiji Shipping Co., Ltd.                                       6,100     20,939       0.0%
*   Meiko Electronics Co., Ltd.                                   11,900     42,136       0.0%
    Meiko Network Japan Co., Ltd.                                  7,500     70,581       0.0%
    Meisei Industrial Co., Ltd.                                   22,600    115,916       0.0%
    Meitec Corp.                                                   7,000    238,543       0.0%
    Meito Sangyo Co., Ltd.                                         1,100     14,470       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Meiwa Corp.                                                    9,600 $   30,148       0.0%
    Meiwa Estate Co., Ltd.                                        10,900     60,454       0.0%
    Melco Holdings, Inc.                                           7,300    197,643       0.0%
    Menicon Co., Ltd.                                              1,800     51,016       0.0%
#   Michinoku Bank, Ltd. (The)                                    73,909    147,176       0.0%
    Micronics Japan Co., Ltd.                                     17,600    203,454       0.0%
    Mie Bank, Ltd. (The)                                           6,500    132,545       0.0%
    Mie Kotsu Group Holdings, Inc.                                 9,200     33,944       0.0%
    Mikuni Corp.                                                  14,300     48,186       0.0%
    Milbon Co., Ltd.                                               4,052    181,617       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                       14,900    189,621       0.0%
    Minato Bank, Ltd. (The)                                       10,100    184,843       0.0%
    Minebea Co., Ltd.                                             64,000    653,087       0.1%
    Ministop Co., Ltd.                                            12,400    213,719       0.0%
    Miraca Holdings, Inc.                                          6,500    313,795       0.0%
    Miraial Co., Ltd.                                              1,300      9,249       0.0%
    Mirait Holdings Corp.                                         37,710    334,380       0.0%
    Miroku Jyoho Service Co., Ltd.                                 2,300     44,923       0.0%
    Misawa Homes Co., Ltd.                                        16,900    127,165       0.0%
    MISUMI Group, Inc.                                            15,900    289,983       0.0%
    Mitani Corp.                                                   8,400    250,558       0.0%
    Mitani Sekisan Co., Ltd.                                         800     19,981       0.0%
    Mito Securities Co., Ltd.                                     47,400    110,042       0.0%
    Mitsuba Corp.                                                 25,000    364,972       0.0%
    Mitsubishi Chemical Holdings Corp.                           462,400  3,036,083       0.2%
    Mitsubishi Corp.                                              78,600  1,710,726       0.1%
    Mitsubishi Electric Corp.                                     79,000  1,068,805       0.1%
    Mitsubishi Estate Co., Ltd.                                   10,000    198,748       0.0%
    Mitsubishi Gas Chemical Co., Inc.                             73,395  1,129,594       0.1%
    Mitsubishi Heavy Industries, Ltd.                            208,000    889,796       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                21,000     41,368       0.0%
#   Mitsubishi Logistics Corp.                                    27,000    365,484       0.0%
    Mitsubishi Materials Corp.                                    41,780  1,197,037       0.1%
    Mitsubishi Motors Corp.                                      201,700  1,119,713       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                         23,200    140,532       0.0%
*   Mitsubishi Paper Mills, Ltd.                                  16,800    110,330       0.0%
#   Mitsubishi Pencil Co., Ltd.                                    4,125    206,322       0.0%
#   Mitsubishi Research Institute, Inc.                            4,600    146,066       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                  5,700    187,103       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                      95,000    170,697       0.0%
    Mitsubishi Tanabe Pharma Corp.                                 7,900    153,769       0.0%
    Mitsubishi UFJ Financial Group, Inc.                         817,300  4,217,111       0.2%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            16,850     86,778       0.0%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      82,200    397,945       0.0%
    Mitsuboshi Belting, Ltd.                                      31,000    267,329       0.0%
    Mitsui & Co., Ltd.                                            88,800  1,230,326       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                 471    129,711       0.0%
    Mitsui Chemicals, Inc.                                       338,000  1,664,533       0.1%
#   Mitsui Engineering & Shipbuilding Co., Ltd.                  477,000    662,783       0.1%
    Mitsui Fudosan Co., Ltd.                                      12,000    273,287       0.0%
    Mitsui High-Tec, Inc.                                         15,600    104,723       0.0%
    Mitsui Home Co., Ltd.                                         14,000     61,721       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsui Matsushima Co., Ltd.                                      9,400 $  111,207       0.0%
    Mitsui Mining & Smelting Co., Ltd.                             377,000    839,952       0.1%
    Mitsui OSK Lines, Ltd.                                         529,000  1,322,859       0.1%
    Mitsui Sugar Co., Ltd.                                          10,200    229,818       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                  63,000    190,045       0.0%
#*  Mitsumi Electric Co., Ltd.                                      66,000    400,757       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                             11,300     75,215       0.0%
#   Miyaji Engineering Group, Inc.                                  45,000     74,086       0.0%
    Miyazaki Bank, Ltd. (The)                                       92,000    259,133       0.0%
#   Miyoshi Oil & Fat Co., Ltd.                                     44,000     56,519       0.0%
    Mizuho Financial Group, Inc.                                 1,617,060  2,722,728       0.2%
    Mizuno Corp.                                                    62,000    333,516       0.0%
    Mochida Pharmaceutical Co., Ltd.                                 3,700    289,902       0.0%
#   Modec, Inc.                                                     13,400    226,332       0.0%
#   Monex Group, Inc.                                              133,200    305,285       0.0%
#   Money Partners Group Co., Ltd.                                   4,900     23,009       0.0%
    Monogatari Corp. (The)                                           2,400    110,362       0.0%
#   MonotaRO Co., Ltd.                                              13,000    316,189       0.0%
    MORESCO Corp.                                                    4,600     61,489       0.0%
    Morinaga & Co., Ltd.                                            11,600    539,577       0.1%
    Morinaga Milk Industry Co., Ltd.                                97,000    781,292       0.1%
    Morita Holdings Corp.                                           16,700    251,582       0.0%
#   Morito Co., Ltd.                                                11,900     91,385       0.0%
    Morozoff, Ltd.                                                   4,000     17,332       0.0%
    Mory Industries, Inc.                                            1,400     26,135       0.0%
#   Mr Max Corp.                                                     8,900     32,367       0.0%
    MS&AD Insurance Group Holdings, Inc.                            27,982    830,696       0.1%
    MTI, Ltd.                                                       16,700    103,774       0.0%
    Mugen Estate Co., Ltd.                                           6,200     45,053       0.0%
    Murakami Corp.                                                   2,000     34,884       0.0%
    Murata Manufacturing Co., Ltd.                                   2,013    281,098       0.0%
    Musashi Seimitsu Industry Co., Ltd.                             14,200    347,800       0.0%
    Musashino Bank, Ltd. (The)                                      18,500    510,807       0.0%
    Mutoh Holdings Co., Ltd.                                        19,000     43,415       0.0%
    Nabtesco Corp.                                                   9,300    277,759       0.0%
#   NAC Co., Ltd.                                                    7,600     64,070       0.0%
#   Nachi-Fujikoshi Corp.                                          110,000    417,187       0.0%
#   Nafco Co., Ltd.                                                    500      8,080       0.0%
    Nagaileben Co., Ltd.                                             1,800     39,522       0.0%
#   Nagano Bank, Ltd. (The)                                          4,700     89,804       0.0%
    Nagase & Co., Ltd.                                              61,600    787,856       0.1%
    Nagatanien Holdings Co., Ltd.                                    9,000    114,853       0.0%
    Nagoya Railroad Co., Ltd.                                       49,000    258,564       0.0%
    Nakabayashi Co., Ltd.                                           24,000     53,920       0.0%
    Nakamuraya Co., Ltd.                                             1,308     58,947       0.0%
    Nakanishi, Inc.                                                  3,000    107,342       0.0%
    Nakano Corp.                                                    13,000     52,777       0.0%
*   Nakayama Steel Works, Ltd.                                      16,000    101,813       0.0%
    Nakayamafuku Co., Ltd.                                             600      4,435       0.0%
    Namura Shipbuilding Co., Ltd.                                   34,900    212,815       0.0%
    Nankai Electric Railway Co., Ltd.                               37,000    168,007       0.0%
    Nanto Bank, Ltd. (The)                                          14,700    558,883       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Narasaki Sangyo Co., Ltd.                                      5,000 $   13,284       0.0%
    Natori Co., Ltd.                                               2,700     47,174       0.0%
    ND Software Co., Ltd.                                            500      4,035       0.0%
    NDS Co., Ltd.                                                  1,800     45,182       0.0%
    NEC Capital Solutions, Ltd.                                    4,800     80,010       0.0%
    NEC Corp.                                                    536,000  1,433,275       0.1%
    NEC Networks & System Integration Corp.                       13,000    231,033       0.0%
    NET One Systems Co., Ltd.                                     45,000    326,850       0.0%
    Neturen Co., Ltd.                                             21,400    173,459       0.0%
*   New Japan Chemical Co., Ltd.                                  25,700     40,091       0.0%
*   New Japan Radio Co., Ltd.                                     10,000     30,744       0.0%
    Nexon Co., Ltd.                                                8,500    144,695       0.0%
#   Next Co., Ltd.                                                17,800    149,397       0.0%
    NGK Insulators, Ltd.                                          10,000    183,547       0.0%
    NGK Spark Plug Co., Ltd.                                      19,700    390,953       0.0%
    NH Foods, Ltd.                                                26,000    623,054       0.1%
    NHK Spring Co., Ltd.                                          69,600    658,789       0.1%
    Nice Holdings, Inc.                                           15,000     19,851       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                            10,000    179,367       0.0%
    Nichia Steel Works, Ltd.                                       2,000      4,619       0.0%
    Nichias Corp.                                                 37,000    329,205       0.0%
    Nichiban Co., Ltd.                                            12,000    108,340       0.0%
    Nichicon Corp.                                                36,800    315,394       0.0%
    Nichiden Corp.                                                 1,600     45,795       0.0%
    Nichiha Corp.                                                 17,500    432,218       0.0%
#   NichiiGakkan Co., Ltd.                                        20,500    170,648       0.0%
    Nichimo Co., Ltd.                                             13,000     20,047       0.0%
    Nichirei Corp.                                                56,000  1,224,533       0.1%
    Nichireki Co., Ltd.                                           13,000    102,298       0.0%
    Nichirin Co., Ltd.                                             2,700     41,710       0.0%
#   Nifco, Inc.                                                   10,700    616,232       0.1%
#   Nihon Chouzai Co., Ltd.                                        1,440     60,151       0.0%
    Nihon Dempa Kogyo Co., Ltd.                                   11,800     95,160       0.0%
    Nihon Eslead Corp.                                             6,000     66,539       0.0%
    Nihon Flush Co., Ltd.                                          1,800     21,062       0.0%
    Nihon House Holdings Co., Ltd.                                29,600    110,988       0.0%
    Nihon Kohden Corp.                                             8,300    202,306       0.0%
    Nihon M&A Center, Inc.                                        19,400    629,603       0.1%
#   Nihon Nohyaku Co., Ltd.                                       29,600    161,645       0.0%
    Nihon Parkerizing Co., Ltd.                                   21,200    292,114       0.0%
    Nihon Plast Co., Ltd.                                          7,200     67,819       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                  9,500    134,301       0.0%
    Nihon Trim Co., Ltd.                                           1,900     85,794       0.0%
    Nihon Unisys, Ltd.                                            27,500    335,130       0.0%
    Nihon Yamamura Glass Co., Ltd.                                79,000    144,412       0.0%
    Nikkiso Co., Ltd.                                             44,900    396,784       0.0%
    Nikko Co., Ltd.                                                2,400     39,595       0.0%
    Nikkon Holdings Co., Ltd.                                     36,300    779,619       0.1%
    Nikon Corp.                                                   27,000    408,049       0.0%
    Nintendo Co., Ltd.                                             1,300    313,378       0.0%
#   Nippi, Inc.                                                    6,000     46,035       0.0%
    Nippo Corp.                                                   30,000    578,708       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Air Conditioning Services Co., Ltd.                     8,000 $   42,945       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                      9,100    177,395       0.0%
    Nippon Carbide Industries Co., Inc.                           61,000     81,197       0.0%
#   Nippon Carbon Co., Ltd.                                       77,000    149,350       0.0%
#   Nippon Ceramic Co., Ltd.                                       3,500     64,581       0.0%
    Nippon Chemi-Con Corp.                                       105,000    182,658       0.0%
    Nippon Chemical Industrial Co., Ltd.                          45,000    115,129       0.0%
    Nippon Chemiphar Co., Ltd.                                     1,600     66,387       0.0%
#   Nippon Coke & Engineering Co., Ltd.                           94,300     83,252       0.0%
#   Nippon Commercial Development Co., Ltd.                        3,500     61,294       0.0%
#   Nippon Concrete Industries Co., Ltd.                          23,700     85,487       0.0%
    Nippon Denko Co., Ltd.                                        80,065    148,632       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                               21,100    384,423       0.0%
    Nippon Electric Glass Co., Ltd.                              203,000  1,104,315       0.1%
    Nippon Express Co., Ltd.                                      95,000    469,247       0.0%
    Nippon Filcon Co., Ltd.                                        1,800      9,602       0.0%
    Nippon Fine Chemical Co., Ltd.                                 4,800     36,182       0.0%
    Nippon Flour Mills Co., Ltd.                                  29,000    428,887       0.0%
    Nippon Gas Co., Ltd.                                           9,600    290,527       0.0%
    Nippon Hume Corp.                                             13,900     92,014       0.0%
    Nippon Kanzai Co., Ltd.                                        4,800     69,993       0.0%
    Nippon Kasei Chemical Co., Ltd.                                8,000     11,046       0.0%
    Nippon Kayaku Co., Ltd.                                       44,000    507,012       0.0%
#*  Nippon Kinzoku Co., Ltd.                                       1,800     18,957       0.0%
#   Nippon Kodoshi Corp.                                           3,100     24,853       0.0%
    Nippon Koei Co., Ltd.                                         36,000    168,891       0.0%
#   Nippon Koshuha Steel Co., Ltd.                                66,000     48,419       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        299,500    681,963       0.1%
    Nippon Paint Holdings Co., Ltd.                                5,000    170,010       0.0%
#   Nippon Paper Industries Co., Ltd.                             64,924  1,215,163       0.1%
#   Nippon Parking Development Co., Ltd.                          70,700     96,108       0.0%
    Nippon Pillar Packing Co., Ltd.                               12,800    131,454       0.0%
    Nippon Piston Ring Co., Ltd.                                   5,800     88,521       0.0%
    Nippon Road Co., Ltd. (The)                                   51,000    209,266       0.0%
    Nippon Seiki Co., Ltd.                                        25,000    483,354       0.0%
    Nippon Seisen Co., Ltd.                                       12,000     58,188       0.0%
#*  Nippon Sharyo, Ltd.                                           65,000    164,631       0.0%
*   Nippon Sheet Glass Co., Ltd.                                  51,700    419,924       0.0%
    Nippon Shokubai Co., Ltd.                                      6,200    427,862       0.0%
    Nippon Signal Co., Ltd.                                       28,700    254,692       0.0%
#   Nippon Soda Co., Ltd.                                         82,000    363,504       0.0%
    Nippon Steel & Sumikin Bussan Corp.                            9,800    359,169       0.0%
    Nippon Steel & Sumitomo Metal Corp.                           80,906  1,602,979       0.1%
    Nippon Suisan Kaisha, Ltd.                                   135,200    649,819       0.1%
    Nippon Systemware Co., Ltd.                                    2,300     35,588       0.0%
    Nippon Thompson Co., Ltd.                                     42,000    166,162       0.0%
    Nippon Valqua Industries, Ltd.                                 9,200    124,668       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                  72,400    106,105       0.0%
    Nippon Yusen K.K.                                            489,217  1,001,188       0.1%
#   Nipro Corp.                                                   59,800    738,466       0.1%
*   Nishi-Nippon Financial Holdings, Inc.                         76,400    760,576       0.1%
    Nishi-Nippon Railroad Co., Ltd.                               45,000    213,328       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nishikawa Rubber Co., Ltd.                                     1,400 $   19,893       0.0%
    Nishimatsu Construction Co., Ltd.                            225,000  1,050,769       0.1%
    Nishimatsuya Chain Co., Ltd.                                  14,100    198,492       0.0%
    Nishio Rent All Co., Ltd.                                      9,200    277,785       0.0%
    Nissan Chemical Industries, Ltd.                              10,400    352,608       0.0%
    Nissan Motor Co., Ltd.                                       204,300  2,078,238       0.1%
    Nissan Shatai Co., Ltd.                                       34,400    355,149       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                         18,900     46,415       0.0%
#   Nissei ASB Machine Co., Ltd.                                   4,300     77,589       0.0%
    Nissei Build Kogyo Co., Ltd.                                  31,000    144,910       0.0%
    Nissei Plastic Industrial Co., Ltd.                            9,100     71,940       0.0%
#   Nissha Printing Co., Ltd.                                     16,900    409,133       0.0%
#   Nisshin Fudosan Co.                                           21,900     83,060       0.0%
    Nisshin Oillio Group, Ltd. (The)                              94,000    427,357       0.0%
    Nisshin Seifun Group, Inc.                                     7,465    109,961       0.0%
    Nisshin Steel Co., Ltd.                                       58,740    781,367       0.1%
    Nisshinbo Holdings, Inc.                                      82,600    822,387       0.1%
    Nissin Corp.                                                  51,000    169,380       0.0%
    Nissin Electric Co., Ltd.                                     25,000    333,372       0.0%
    Nissin Foods Holdings Co., Ltd.                                2,200    127,334       0.0%
    Nissin Kogyo Co., Ltd.                                        22,300    329,931       0.0%
    Nissin Sugar Co., Ltd.                                         6,900     99,858       0.0%
    Nissui Pharmaceutical Co., Ltd.                                6,700     73,746       0.0%
    Nitori Holdings Co., Ltd.                                      2,200    262,794       0.0%
    Nitta Corp.                                                   11,100    287,283       0.0%
#   Nitta Gelatin, Inc.                                            7,100     49,344       0.0%
    Nittan Valve Co., Ltd.                                         6,300     21,484       0.0%
    Nittetsu Mining Co., Ltd.                                      3,500    146,038       0.0%
    Nitto Boseki Co., Ltd.                                        84,000    273,075       0.0%
    Nitto Denko Corp.                                              7,600    529,479       0.1%
    Nitto Kogyo Corp.                                             17,700    259,649       0.0%
    Nitto Kohki Co., Ltd.                                          5,200    120,163       0.0%
    Nitto Seiko Co., Ltd.                                         10,000     38,181       0.0%
#   Nittoc Construction Co., Ltd.                                 27,600    130,283       0.0%
    Nittoku Engineering Co., Ltd.                                  7,700     94,947       0.0%
    NJS Co., Ltd.                                                  3,400     41,991       0.0%
    Noda Corp.                                                     5,100     33,643       0.0%
    Noevir Holdings Co., Ltd.                                      1,600     48,457       0.0%
    NOF Corp.                                                     53,000    576,102       0.1%
    Nohmi Bosai, Ltd.                                             12,400    185,097       0.0%
    Nojima Corp.                                                  18,600    240,982       0.0%
    NOK Corp.                                                     38,200    860,865       0.1%
    Nomura Co., Ltd.                                               9,000    145,958       0.0%
    Nomura Holdings, Inc.                                        210,200  1,052,878       0.1%
    Nomura Holdings, Inc. Sponsored ADR                           13,920     69,322       0.0%
    Nomura Real Estate Holdings, Inc.                             44,000    743,013       0.1%
    Nomura Research Institute, Ltd.                                4,620    160,242       0.0%
    Noritake Co., Ltd.                                             6,600    150,646       0.0%
    Noritsu Koki Co., Ltd.                                        16,000    120,911       0.0%
    Noritz Corp.                                                  16,200    335,755       0.0%
    North Pacific Bank, Ltd.                                     205,100    764,898       0.1%
    NS Solutions Corp.                                             9,800    186,871       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    NS United Kaiun Kaisha, Ltd.                                  63,000 $   87,496       0.0%
    NSD Co., Ltd.                                                  6,340    102,037       0.0%
    NSK, Ltd.                                                     43,100    479,122       0.0%
    NTN Corp.                                                    246,000    931,174       0.1%
    NTT Data Corp.                                                 4,200    216,742       0.0%
    NTT DOCOMO, Inc.                                              49,672  1,247,462       0.1%
    NTT DOCOMO, Inc. Sponsored ADR                                 3,100     77,934       0.0%
    NTT Urban Development Corp.                                    8,000     73,545       0.0%
#   Nuflare Technology, Inc.                                       2,100    112,631       0.0%
#   OAK Capital Corp.                                             23,400     35,170       0.0%
    Obara Group, Inc.                                              6,600    284,428       0.0%
    Obayashi Corp.                                                33,000    317,896       0.0%
    Obayashi Road Corp.                                           17,000    106,783       0.0%
    Obic Co., Ltd.                                                 2,700    140,261       0.0%
#   Odelic Co., Ltd.                                               3,200    124,292       0.0%
    Oenon Holdings, Inc.                                          36,000     88,520       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                              178,000    636,770       0.1%
    Ohara, Inc.                                                    1,500      8,831       0.0%
    Ohashi Technica, Inc.                                          4,700     62,751       0.0%
    Ohsho Food Service Corp.                                       4,700    180,877       0.0%
    OIE Sangyo Co., Ltd.                                           1,187     11,887       0.0%
    Oiles Corp.                                                    9,316    168,878       0.0%
    Oita Bank, Ltd. (The)                                         82,000    310,562       0.0%
    Oji Holdings Corp.                                           220,000    930,202       0.1%
    Okabe Co., Ltd.                                               21,300    181,774       0.0%
    Okamoto Industries, Inc.                                      24,000    259,755       0.0%
#   Okamoto Machine Tool Works, Ltd.                              37,000     48,565       0.0%
    Okamura Corp.                                                 33,700    330,627       0.0%
#   Okasan Securities Group, Inc.                                 91,000    483,733       0.0%
    Oki Electric Industry Co., Ltd.                               33,200    433,164       0.0%
    Okinawa Cellular Telephone Co.                                 4,900    153,180       0.0%
    Okinawa Electric Power Co., Inc. (The)                         7,725    178,953       0.0%
#   OKK Corp.                                                     63,000     64,721       0.0%
#   OKUMA Corp.                                                   70,000    585,792       0.1%
    Okumura Corp.                                                135,000    777,968       0.1%
    Okura Industrial Co., Ltd.                                    31,000    123,652       0.0%
    Okuwa Co., Ltd.                                               11,000    115,169       0.0%
    Olympic Group Corp.                                            2,300     12,795       0.0%
    Olympus Corp.                                                  7,200    256,648       0.0%
    Omron Corp.                                                    9,700    372,294       0.0%
    ONO Sokki Co., Ltd.                                            4,000     34,579       0.0%
#   Onoken Co., Ltd.                                               8,500    104,781       0.0%
    Onward Holdings Co., Ltd.                                     73,000    488,640       0.0%
    Open House Co., Ltd.                                           9,800    207,011       0.0%
    OPT Holding, Inc.                                              7,300     49,192       0.0%
    Optex Co., Ltd.                                                4,600    117,164       0.0%
    Oracle Corp. Japan                                             1,000     54,423       0.0%
    Organo Corp.                                                  34,000    146,641       0.0%
#*  Orient Corp.                                                  28,300     52,723       0.0%
    Origin Electric Co., Ltd.                                     21,000     55,742       0.0%
    ORIX Corp.                                                    93,800  1,486,391       0.1%
    Osaka Organic Chemical Industry, Ltd.                          9,400     73,552       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Osaka Soda Co., Ltd.                                          46,000 $196,663       0.0%
    Osaka Steel Co., Ltd.                                          7,500  140,617       0.0%
#   OSAKA Titanium Technologies Co., Ltd.                          3,500   46,907       0.0%
    Osaki Electric Co., Ltd.                                      20,000  191,953       0.0%
#   OSG Corp.                                                     21,200  451,531       0.0%
    OSJB Holdings Corp.                                           23,100   54,954       0.0%
    Otsuka Corp.                                                   3,100  147,492       0.0%
    Otsuka Holdings Co., Ltd.                                      7,000  306,361       0.0%
#   Otsuka Kagu, Ltd.                                              8,200   91,740       0.0%
#   OUG Holdings, Inc.                                            15,000   38,586       0.0%
#   Outsourcing, Inc.                                              4,200  159,387       0.0%
    Oyo Corp.                                                     13,900  160,733       0.0%
#   Pacific Industrial Co., Ltd.                                  24,700  303,725       0.0%
#*  Pacific Metals Co., Ltd.                                      90,000  270,847       0.0%
    Pack Corp. (The)                                               4,900  132,938       0.0%
    PAL GROUP Holdings Co., Ltd.                                   7,000  173,425       0.0%
    PALTAC Corp.                                                  19,950  489,575       0.0%
    PanaHome Corp.                                                48,000  356,998       0.0%
    Panasonic Corp.                                               82,099  846,922       0.1%
    Panasonic Corp. Sponsored ADR                                 26,580  266,597       0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                    9,300   55,863       0.0%
    Paramount Bed Holdings Co., Ltd.                               7,100  270,406       0.0%
    Parco Co., Ltd.                                               14,506  134,387       0.0%
    Paris Miki Holdings, Inc.                                     10,300   43,834       0.0%
#   Park24 Co., Ltd.                                               6,800  210,111       0.0%
#   Pasco Corp.                                                   13,000   46,698       0.0%
#   Pasona Group, Inc.                                            11,100   94,167       0.0%
#   PC Depot Corp.                                                 3,840   18,791       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                 6,200   37,411       0.0%
    Penta-Ocean Construction Co., Ltd.                           104,500  622,730       0.1%
    PIA Corp.                                                        600   14,042       0.0%
    Pigeon Corp.                                                   8,400  236,322       0.0%
    Pilot Corp.                                                    8,700  388,977       0.0%
    Piolax, Inc.                                                   5,200  330,599       0.0%
*   Pioneer Corp.                                                180,100  441,718       0.0%
    Plenus Co., Ltd.                                               9,500  195,530       0.0%
    Pocket Card Co., Ltd.                                         10,900   51,907       0.0%
#   Pola Orbis Holdings, Inc.                                      2,700  224,665       0.0%
    Poletowin Pitcrew Holdings, Inc.                               3,300   27,455       0.0%
    Press Kogyo Co., Ltd.                                         60,100  292,683       0.0%
    Pressance Corp.                                               20,000  230,477       0.0%
    Prestige International, Inc.                                  22,800  171,586       0.0%
    Prima Meat Packers, Ltd.                                      99,000  359,461       0.0%
    Pronexus, Inc.                                                 6,000   63,344       0.0%
    Prospect Co., Ltd.                                            76,000   28,198       0.0%
    Proto Corp.                                                    3,200   36,294       0.0%
#   PS Mitsubishi Construction Co., Ltd.                          17,500   61,002       0.0%
    Qol Co., Ltd.                                                  6,300   99,336       0.0%
    Quick Co., Ltd.                                                2,400   24,291       0.0%
    Raito Kogyo Co., Ltd.                                         28,500  343,094       0.0%
    Rakuten, Inc.                                                  7,600   87,618       0.0%
*   Rasa Industries, Ltd.                                         64,000   81,577       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Raysum Co., Ltd.                                               9,400 $   61,446       0.0%
    Relo Group, Inc.                                               2,900    480,207       0.0%
    Renaissance, Inc.                                              6,300     85,115       0.0%
    Rengo Co., Ltd.                                              119,000    746,285       0.1%
#*  Renown, Inc.                                                  44,300     44,300       0.0%
    Resona Holdings, Inc.                                        309,000  1,369,636       0.1%
#   Resorttrust, Inc.                                             12,800    255,850       0.0%
    Rheon Automatic Machinery Co., Ltd.                           12,800     99,988       0.0%
    Rhythm Watch Co., Ltd.                                        54,000     92,038       0.0%
#   Riberesute Corp.                                               4,300     32,544       0.0%
    Ricoh Co., Ltd.                                              215,700  1,758,004       0.1%
    Ricoh Leasing Co., Ltd.                                        8,500    245,546       0.0%
#   Right On Co., Ltd.                                             6,200     61,083       0.0%
    Riken Corp.                                                    5,100    186,739       0.0%
    Riken Keiki Co., Ltd.                                          7,400     91,273       0.0%
    Riken Technos Corp.                                           21,500    112,534       0.0%
#   Riken Vitamin Co., Ltd.                                        2,400    104,153       0.0%
    Ringer Hut Co., Ltd.                                           5,100    129,847       0.0%
    Rinnai Corp.                                                   1,400    134,493       0.0%
    Rion Co., Ltd.                                                 7,200    110,029       0.0%
    Riso Kagaku Corp.                                             11,400    197,464       0.0%
    Riso Kyoiku Co., Ltd.                                          5,400     30,722       0.0%
    Rock Field Co., Ltd.                                           8,400    116,662       0.0%
    Rohm Co., Ltd.                                                 9,700    509,876       0.0%
    Rohto Pharmaceutical Co., Ltd.                                20,800    364,948       0.0%
    Rokko Butter Co., Ltd.                                         2,800     75,383       0.0%
    Roland DG Corp.                                                6,100    144,029       0.0%
    Round One Corp.                                               45,700    322,844       0.0%
    Royal Holdings Co., Ltd.                                       9,600    165,895       0.0%
    Ryobi, Ltd.                                                   89,000    358,773       0.0%
    Ryoden Corp.                                                  25,000    160,715       0.0%
#   Ryohin Keikaku Co., Ltd.                                       1,500    320,404       0.0%
    Ryosan Co., Ltd.                                              22,000    677,500       0.1%
#   Ryoyo Electro Corp.                                           16,900    215,065       0.0%
#   S Foods, Inc.                                                  7,200    192,664       0.0%
    S&B Foods, Inc.                                                  200      9,913       0.0%
    Sac's Bar Holdings, Inc.                                       7,150     76,489       0.0%
    Saibu Gas Co., Ltd.                                           60,000    140,609       0.0%
    Saizeriya Co., Ltd.                                            8,100    213,344       0.0%
    Sakai Chemical Industry Co., Ltd.                             61,000    217,611       0.0%
    Sakai Heavy Industries, Ltd.                                  26,000     52,943       0.0%
    Sakai Moving Service Co., Ltd.                                 5,000    108,173       0.0%
    Sakai Ovex Co., Ltd.                                           4,500     82,129       0.0%
    Sakata INX Corp.                                              18,600    243,516       0.0%
    Sakata Seed Corp.                                              5,000    143,938       0.0%
    Sala Corp.                                                     8,500     50,951       0.0%
    SAMTY Co., Ltd.                                                6,400     66,562       0.0%
    San-A Co., Ltd.                                                5,500    299,394       0.0%
    San-Ai Oil Co., Ltd.                                          33,000    232,662       0.0%
    San-In Godo Bank, Ltd. (The)                                  79,000    568,400       0.1%
#   Sanden Holdings Corp.                                         78,000    241,414       0.0%
    Sanei Architecture Planning Co., Ltd.                          5,400     96,187       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Sangetsu Corp.                                                26,000 $  502,076       0.0%
*   Sanken Electric Co., Ltd.                                     73,000    258,261       0.0%
    Sanki Engineering Co., Ltd.                                   28,800    261,194       0.0%
#   Sanko Marketing Foods Co., Ltd.                                  600      5,446       0.0%
    Sanko Metal Industrial Co., Ltd.                               1,700     47,855       0.0%
    Sankyo Co., Ltd.                                               6,500    228,988       0.0%
    Sankyo Seiko Co., Ltd.                                        12,100     39,600       0.0%
#   Sankyo Tateyama, Inc.                                         15,300    240,889       0.0%
    Sankyu, Inc.                                                 130,000    765,538       0.1%
    Sanoh Industrial Co., Ltd.                                    16,500    113,681       0.0%
#   Sanoyas Holdings Corp.                                        14,700     38,455       0.0%
#   Sanrio Co., Ltd.                                               6,700    125,494       0.0%
#   Sansha Electric Manufacturing Co., Ltd.                        5,900     26,795       0.0%
    Sanshin Electronics Co., Ltd.                                 19,600    173,454       0.0%
    Santen Pharmaceutical Co., Ltd.                                8,500    123,950       0.0%
    Sanwa Holdings Corp.                                          53,000    527,845       0.0%
    Sanyo Chemical Industries, Ltd.                                8,400    379,805       0.0%
    Sanyo Denki Co., Ltd.                                         26,000    168,987       0.0%
    Sanyo Electric Railway Co., Ltd.                              13,000     64,124       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                 8,000     69,922       0.0%
#   Sanyo Shokai, Ltd.                                            82,372    132,644       0.0%
    Sanyo Special Steel Co., Ltd.                                 71,000    363,966       0.0%
    Sanyo Trading Co., Ltd.                                        4,500     56,930       0.0%
    Sapporo Holdings, Ltd.                                        35,400  1,000,074       0.1%
    Sata Construction Co., Ltd.                                    3,400     13,427       0.0%
    Sato Holdings Corp.                                           11,200    246,718       0.0%
    Sato Restaurant Systems Co., Ltd.                              7,400     58,068       0.0%
    Sato Shoji Corp.                                               4,500     34,609       0.0%
    Satori Electric Co., Ltd.                                     13,000     92,426       0.0%
#   Sawada Holdings Co., Ltd.                                     11,700    107,102       0.0%
    Sawai Pharmaceutical Co., Ltd.                                 6,100    394,195       0.0%
#   Saxa Holdings, Inc.                                           48,000    101,417       0.0%
    SBI Holdings, Inc.                                           106,050  1,259,796       0.1%
    SBS Holdings, Inc.                                            14,300    126,464       0.0%
    SCREEN Holdings Co., Ltd.                                      9,600    656,730       0.1%
    Scroll Corp.                                                  25,900     90,196       0.0%
    SCSK Corp.                                                     1,655     61,736       0.0%
    Secom Co., Ltd.                                                4,900    353,482       0.0%
    Secom Joshinetsu Co., Ltd.                                       200      6,254       0.0%
    Sega Sammy Holdings, Inc.                                     59,800    882,998       0.1%
    Seibu Electric Industry Co., Ltd.                              2,600     52,119       0.0%
    Seibu Holdings, Inc.                                           7,600    131,496       0.0%
    Seika Corp.                                                   38,000    112,869       0.0%
    Seikitokyu Kogyo Co., Ltd.                                    23,900    115,126       0.0%
    Seiko Epson Corp.                                             30,800    624,249       0.1%
#   Seiko Holdings Corp.                                         106,000    346,971       0.0%
    Seino Holdings Co., Ltd.                                      92,600  1,026,072       0.1%
    Seiren Co., Ltd.                                              20,300    237,424       0.0%
    Sekisui Chemical Co., Ltd.                                    32,000    503,958       0.0%
    Sekisui House, Ltd.                                           60,940  1,006,956       0.1%
    Sekisui Jushi Corp.                                           20,800    342,613       0.0%
    Sekisui Plastics Co., Ltd.                                    15,500    114,314       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Senko Co., Ltd.                                               53,000 $366,415       0.0%
    Senshu Electric Co., Ltd.                                      2,100   32,461       0.0%
    Senshu Ikeda Holdings, Inc.                                  136,540  621,243       0.1%
    Senshukai Co., Ltd.                                           24,700  167,413       0.0%
#   Septeni Holdings Co., Ltd.                                    11,500   51,760       0.0%
    Seria Co., Ltd.                                                5,800  457,559       0.0%
    Seven & I Holdings Co., Ltd.                                  12,900  538,437       0.1%
#   Seven Bank, Ltd.                                              36,100  110,978       0.0%
*   Sharp Corp.                                                  482,000  836,310       0.1%
    Shibaura Electronics Co., Ltd.                                 3,600   66,632       0.0%
    Shibaura Mechatronics Corp.                                   20,000   48,918       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                           25,000   72,605       0.0%
    Shibuya Corp.                                                  6,200  128,794       0.0%
#   Shidax Corp.                                                   6,800   27,415       0.0%
#   Shiga Bank, Ltd. (The)                                       142,108  737,026       0.1%
    Shikibo, Ltd.                                                 50,000   57,641       0.0%
    Shikoku Bank, Ltd. (The)                                     108,000  254,855       0.0%
    Shikoku Chemicals Corp.                                       18,000  172,468       0.0%
#*  Shikoku Electric Power Co., Inc.                              10,100   94,976       0.0%
#   Shima Seiki Manufacturing, Ltd.                               16,300  459,294       0.0%
    Shimachu Co., Ltd.                                            29,100  780,836       0.1%
    Shimadzu Corp.                                                16,000  232,810       0.0%
    Shimamura Co., Ltd.                                              900  115,213       0.0%
    Shimane Bank, Ltd. (The)                                       1,300   15,828       0.0%
    Shimizu Bank, Ltd. (The)                                       4,600  138,746       0.0%
    Shimizu Corp.                                                 19,000  168,865       0.0%
    Shimojima Co., Ltd.                                            1,600   16,027       0.0%
    Shin Nippon Air Technologies Co., Ltd.                         9,600  108,511       0.0%
    Shin-Etsu Chemical Co., Ltd.                                  12,800  970,513       0.1%
    Shin-Etsu Polymer Co., Ltd.                                   24,600  164,477       0.0%
    Shin-Keisei Electric Railway Co., Ltd.                         5,000   19,637       0.0%
    Shinagawa Refractories Co., Ltd.                              28,000   59,693       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                   50,000  216,226       0.0%
*   Shinkawa, Ltd.                                                 8,100   52,451       0.0%
    Shinko Electric Industries Co., Ltd.                          44,900  289,362       0.0%
    Shinko Plantech Co., Ltd.                                     27,000  200,229       0.0%
    Shinko Shoji Co., Ltd.                                        14,100  159,059       0.0%
    Shinmaywa Industries, Ltd.                                    59,000  456,690       0.0%
    Shinnihon Corp.                                               18,600  179,229       0.0%
    Shinoken Group Co., Ltd.                                       4,800   86,897       0.0%
    Shinsei Bank, Ltd.                                           354,000  572,334       0.1%
    Shinsho Corp.                                                  2,500   45,394       0.0%
    Shinwa Co., Ltd.                                               2,100   31,849       0.0%
    Shionogi & Co., Ltd.                                           1,000   49,248       0.0%
    Ship Healthcare Holdings, Inc.                                17,400  508,990       0.0%
    Shiseido Co., Ltd.                                            15,500  399,808       0.0%
    Shizuoka Bank, Ltd. (The)                                     84,000  708,921       0.1%
    Shizuoka Gas Co., Ltd.                                        38,300  300,556       0.0%
    Shobunsha Publications, Inc.                                   5,200   29,816       0.0%
    Shoei Co., Ltd.                                                  400    7,288       0.0%
#   Shoei Foods Corp.                                              8,500  134,194       0.0%
    Shofu, Inc.                                                    4,100   52,185       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
*   Shoko Co., Ltd.                                               44,000 $   36,516       0.0%
    Showa Aircraft Industry Co., Ltd.                              2,822     25,799       0.0%
    Showa Corp.                                                   35,600    233,008       0.0%
    Showa Denko KK                                                87,900  1,161,447       0.1%
    Showa Sangyo Co., Ltd.                                        42,000    224,596       0.0%
    Showa Shell Sekiyu K.K.                                       48,600    452,820       0.0%
#   Siix Corp.                                                     9,400    376,168       0.0%
    Sinanen Holdings Co., Ltd.                                     5,200    103,167       0.0%
    Sinfonia Technology Co., Ltd.                                 83,000    152,457       0.0%
#   Sinko Industries, Ltd.                                        10,500    131,745       0.0%
    Sintokogio, Ltd.                                              28,100    245,092       0.0%
    SK-Electronics Co., Ltd.                                       7,500     73,220       0.0%
    SKY Perfect JSAT Holdings, Inc.                               86,500    428,654       0.0%
    SMC Corp.                                                        400    115,950       0.0%
    SMK Corp.                                                     34,000    130,270       0.0%
#   SMS Co., Ltd.                                                  8,600    223,890       0.0%
    SNT Corp.                                                      4,400     20,660       0.0%
#   Sodick Co., Ltd.                                              31,600    237,207       0.0%
    Soft99 Corp.                                                   4,000     28,142       0.0%
    SoftBank Group Corp.                                           1,200     75,577       0.0%
    Softbank Technology Corp.                                      2,300     73,528       0.0%
    Software Service, Inc.                                           400     16,192       0.0%
    Sogo Medical Co., Ltd.                                         5,000    152,027       0.0%
    Sohgo Security Services Co., Ltd.                              8,000    364,347       0.0%
    Sojitz Corp.                                                 443,400  1,163,603       0.1%
    Sompo Holdings, Inc.                                          40,250  1,302,361       0.1%
    Sony Corp.                                                    26,100    822,626       0.1%
    Sony Corp. Sponsored ADR                                      57,811  1,811,219       0.1%
#   Sony Financial Holdings, Inc.                                  8,700    122,187       0.0%
    Sotetsu Holdings, Inc.                                        30,000    146,395       0.0%
#   Sotoh Co., Ltd.                                                1,500     17,730       0.0%
#   Sourcenext Corp.                                                 900      4,519       0.0%
    Space Co., Ltd.                                                2,000     24,054       0.0%
#   Sparx Group Co., Ltd.                                         26,300     50,295       0.0%
    SPK Corp.                                                      1,082     22,318       0.0%
    Square Enix Holdings Co., Ltd.                                 7,700    254,711       0.0%
    SRA Holdings                                                   2,600     61,479       0.0%
#   Srg Takamiya Co., Ltd.                                        11,700     65,862       0.0%
    ST Corp.                                                       2,200     27,163       0.0%
    St Marc Holdings Co., Ltd.                                     7,400    207,693       0.0%
    Stanley Electric Co., Ltd.                                    12,600    346,936       0.0%
    Star Mica Co., Ltd.                                            1,400     23,590       0.0%
    Star Micronics Co., Ltd.                                      15,600    222,119       0.0%
    Start Today Co., Ltd.                                         14,100    247,088       0.0%
    Starts Corp., Inc.                                             9,000    166,916       0.0%
#   Starzen Co., Ltd.                                              3,900    206,543       0.0%
    Stella Chemifa Corp.                                           5,900    207,264       0.0%
    Step Co., Ltd.                                                 3,800     45,283       0.0%
    Studio Alice Co., Ltd.                                         6,600    133,212       0.0%
    Sugi Holdings Co., Ltd.                                        1,600     85,705       0.0%
    Sugimoto & Co., Ltd.                                             900     11,683       0.0%
#   Sumco Corp.                                                   97,300  1,018,006       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Sumida Corp.                                                  14,600 $  151,393       0.0%
    Suminoe Textile Co., Ltd.                                     33,000     69,743       0.0%
    Sumiseki Holdings, Inc.                                       12,200     10,701       0.0%
    Sumitomo Bakelite Co., Ltd.                                  113,000    613,669       0.1%
    Sumitomo Chemical Co., Ltd.                                  458,000  2,166,054       0.1%
    Sumitomo Corp.                                                77,400    889,837       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                            7,600    131,629       0.0%
    Sumitomo Densetsu Co., Ltd.                                    9,900    109,813       0.0%
    Sumitomo Electric Industries, Ltd.                           126,600  1,870,322       0.1%
    Sumitomo Forestry Co., Ltd.                                   52,900    736,910       0.1%
    Sumitomo Heavy Industries, Ltd.                              228,000  1,200,308       0.1%
    Sumitomo Metal Mining Co., Ltd.                               96,000  1,247,505       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                       320,300    305,021       0.0%
    Sumitomo Mitsui Financial Group, Inc.                         88,341  3,062,929       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                          23,800    803,078       0.1%
    Sumitomo Osaka Cement Co., Ltd.                              224,000    927,745       0.1%
    Sumitomo Precision Products Co., Ltd.                         20,000     61,737       0.0%
    Sumitomo Real Estate Sales Co., Ltd.                           6,080    137,419       0.0%
    Sumitomo Realty & Development Co., Ltd.                        6,000    157,715       0.0%
    Sumitomo Riko Co., Ltd.                                       22,200    212,645       0.0%
    Sumitomo Rubber Industries, Ltd.                              76,800  1,288,417       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                             6,200    231,810       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                            79,000    422,341       0.0%
    Sun Corp.                                                      7,000     46,730       0.0%
    Sun Frontier Fudousan Co., Ltd.                               16,400    156,336       0.0%
    Sun-Wa Technos Corp.                                           6,200     49,775       0.0%
    Suncall Corp.                                                  4,700     21,015       0.0%
    Sundrug Co., Ltd.                                              1,600    125,859       0.0%
    Suruga Bank, Ltd.                                             16,800    410,137       0.0%
    Suzuden Corp.                                                  1,400     13,144       0.0%
    Suzuken Co., Ltd.                                             21,760    698,900       0.1%
    Suzuki Motor Corp.                                            13,800    492,057       0.0%
#*  SWCC Showa Holdings Co., Ltd.                                134,000     94,152       0.0%
    Systena Corp.                                                  5,500     96,071       0.0%
    T Hasegawa Co., Ltd.                                          13,400    236,605       0.0%
    T RAD Co., Ltd.                                               36,000     78,679       0.0%
    T&D Holdings, Inc.                                            86,900  1,050,869       0.1%
    T&K Toka Co., Ltd.                                            10,000     94,733       0.0%
    T-Gaia Corp.                                                   8,300    127,661       0.0%
#   Tabuchi Electric Co., Ltd.                                    13,200     42,134       0.0%
    Tachi-S Co., Ltd.                                             16,800    278,830       0.0%
    Tachibana Eletech Co., Ltd.                                    8,420     93,240       0.0%
    Tachikawa Corp.                                                1,600     11,645       0.0%
    Tadano, Ltd.                                                  64,200    720,953       0.1%
    Taihei Dengyo Kaisha, Ltd.                                    17,000    176,214       0.0%
    Taiheiyo Cement Corp.                                        495,675  1,419,565       0.1%
    Taiheiyo Kouhatsu, Inc.                                       17,000     14,574       0.0%
    Taiho Kogyo Co., Ltd.                                         10,300    147,848       0.0%
    Taikisha, Ltd.                                                 9,000    227,340       0.0%
    Taiko Bank, Ltd. (The)                                        36,000     92,921       0.0%
    Taiko Pharmaceutical Co., Ltd.                                 5,100     78,897       0.0%
    Taisei Corp.                                                  45,000    337,277       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    Taisei Lamick Co., Ltd.                                         400 $   11,487       0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.                        800     78,039       0.0%
    Taiyo Holdings Co., Ltd.                                      4,200    157,438       0.0%
#   Taiyo Nippon Sanso Corp.                                     25,000    262,783       0.0%
    Taiyo Yuden Co., Ltd.                                        64,700    691,208       0.1%
#   Takagi Securities Co., Ltd.                                  39,000     51,959       0.0%
    Takamatsu Construction Group Co., Ltd.                        5,700    135,268       0.0%
    Takaoka Toko Co., Ltd.                                        7,464    136,309       0.0%
    Takara Holdings, Inc.                                        14,600    138,273       0.0%
    Takara Leben Co., Ltd.                                       38,200    259,124       0.0%
    Takara Standard Co., Ltd.                                    19,500    362,226       0.0%
    Takasago International Corp.                                  8,100    217,145       0.0%
    Takasago Thermal Engineering Co., Ltd.                       22,800    321,546       0.0%
    Takashima & Co., Ltd.                                        26,000     41,870       0.0%
    Takashimaya Co., Ltd.                                        89,000    725,883       0.1%
#*  Takata Corp.                                                 22,200     77,110       0.0%
    Take And Give Needs Co., Ltd.                                 5,170     24,813       0.0%
    Takeda Pharmaceutical Co., Ltd.                              10,200    456,194       0.0%
    Takeei Corp.                                                 12,400    101,477       0.0%
    Takeuchi Manufacturing Co., Ltd.                             21,100    408,749       0.0%
    Takihyo Co., Ltd.                                            14,000     58,389       0.0%
    Takiron Co., Ltd.                                            26,000    122,398       0.0%
    Takisawa Machine Tool Co., Ltd.                              37,000     47,898       0.0%
    Takuma Co., Ltd.                                             32,000    294,171       0.0%
#   Tama Home Co., Ltd.                                          14,600     76,593       0.0%
    Tamron Co., Ltd.                                              8,500    148,822       0.0%
    Tamura Corp.                                                 42,000    172,677       0.0%
    Tanseisha Co., Ltd.                                          13,650    102,661       0.0%
#   TASAKI & Co., Ltd.                                            4,300     60,615       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                    31,000    123,148       0.0%
    Tayca Corp.                                                  15,000     79,527       0.0%
    TBK Co., Ltd.                                                14,600     60,416       0.0%
    TDK Corp.                                                    22,000  1,519,000       0.1%
#*  Teac Corp.                                                   23,000      9,850       0.0%
    Teijin, Ltd.                                                 68,200  1,317,720       0.1%
    Teikoku Electric Manufacturing Co., Ltd.                      5,200     39,617       0.0%
#   Teikoku Sen-I Co., Ltd.                                       5,000     74,140       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                              16,000     24,344       0.0%
#   Tekken Corp.                                                 31,000    100,797       0.0%
    Tenma Corp.                                                   9,200    159,347       0.0%
    Terumo Corp.                                                  1,400     54,140       0.0%
    THK Co., Ltd.                                                27,400    578,517       0.1%
    TIS, Inc.                                                    37,000    837,253       0.1%
    TKC Corp.                                                     2,900     85,656       0.0%
    Toa Corp.(6894434)                                           16,300    148,706       0.0%
    Toa Corp.(6894508)                                           11,100    233,678       0.0%
#   Toa Oil Co., Ltd.                                            44,000     63,280       0.0%
    TOA ROAD Corp.                                               31,000     83,142       0.0%
#   Toabo Corp.                                                   3,800     18,714       0.0%
    Toagosei Co., Ltd.                                           64,100    713,463       0.1%
    Tobishima Corp.                                              70,300    123,638       0.0%
    Tobu Store Co., Ltd.                                          1,900     51,054       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    TOC Co., Ltd.                                                 15,400 $  139,145       0.0%
    Tocalo Co., Ltd.                                               8,600    192,928       0.0%
    Tochigi Bank, Ltd. (The)                                      51,000    245,884       0.0%
    Toda Corp.                                                   176,000    953,931       0.1%
#   Toda Kogyo Corp.                                              31,000     88,723       0.0%
    Toei Animation Co., Ltd.                                         900     46,400       0.0%
    Toei Co., Ltd.                                                38,000    305,305       0.0%
    Toell Co., Ltd.                                                1,700     14,950       0.0%
    Toenec Corp.                                                  24,000    114,984       0.0%
    Togami Electric Manufacturing Co., Ltd.                        6,000     24,454       0.0%
    Toho Bank, Ltd. (The)                                        124,000    470,748       0.0%
    Toho Co., Ltd.(6895200)                                        4,900    147,012       0.0%
    Toho Co., Ltd.(6895211)                                        3,000     70,842       0.0%
    Toho Gas Co., Ltd.                                            23,000    213,287       0.0%
#   Toho Holdings Co., Ltd.                                       24,700    518,243       0.0%
#   Toho Titanium Co., Ltd.                                       21,200    141,380       0.0%
    Toho Zinc Co., Ltd.                                           76,000    265,207       0.0%
    Tohoku Bank, Ltd. (The)                                       41,000     57,042       0.0%
#   Tohto Suisan Co., Ltd.                                         1,600     25,615       0.0%
    Tokai Carbon Co., Ltd.                                       120,000    364,909       0.0%
    Tokai Corp.                                                    4,100    139,657       0.0%
#   TOKAI Holdings Corp.                                          56,600    363,754       0.0%
    Tokai Lease Co., Ltd.                                          5,000      9,446       0.0%
    Tokai Rika Co., Ltd.                                          29,000    543,828       0.1%
#   Tokai Tokyo Financial Holdings, Inc.                         117,000    593,589       0.1%
    Token Corp.                                                    2,520    182,118       0.0%
    Tokio Marine Holdings, Inc.                                   28,116  1,108,989       0.1%
    Tokushu Tokai Paper Co., Ltd.                                  5,700    194,251       0.0%
*   Tokuyama Corp.                                               117,000    500,265       0.0%
    Tokyo Broadcasting System Holdings, Inc.                      11,000    172,850       0.0%
    Tokyo Century Corp.                                           13,000    458,079       0.0%
    Tokyo Dome Corp.                                              42,000    399,185       0.0%
    Tokyo Electron Device, Ltd.                                    5,000     71,252       0.0%
    Tokyo Electron, Ltd.                                           9,300    838,906       0.1%
    Tokyo Energy & Systems, Inc.                                  11,000    106,157       0.0%
#   Tokyo Individualized Educational Institute, Inc.               8,200     43,910       0.0%
    Tokyo Keiki, Inc.                                             42,000     71,518       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                     8,900    316,018       0.0%
#   Tokyo Rakutenchi Co., Ltd.                                    10,000     47,959       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                             8,300    136,768       0.0%
    Tokyo Sangyo Co., Ltd.                                         2,600      9,873       0.0%
    Tokyo Seimitsu Co., Ltd.                                      15,600    425,608       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                           48,100    333,632       0.0%
    Tokyo Tatemono Co., Ltd.                                      52,800    670,711       0.1%
    Tokyo Tekko Co., Ltd.                                         24,000    104,458       0.0%
#   Tokyo Theatres Co., Inc.                                      43,000     49,591       0.0%
    Tokyo TY Financial Group, Inc.                                15,387    492,372       0.0%
    Tokyotokeiba Co., Ltd.                                        57,000    111,950       0.0%
    Tokyu Construction Co., Ltd.                                  20,730    209,473       0.0%
    Tokyu Fudosan Holdings Corp.                                 161,082    907,916       0.1%
#   Tokyu Recreation Co., Ltd.                                     3,853     29,038       0.0%
    Toli Corp.                                                    35,000    124,777       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Tomato Bank, Ltd.                                              3,400 $   51,426       0.0%
    Tomoe Corp.                                                   13,700     45,097       0.0%
#   Tomoe Engineering Co., Ltd.                                    3,800     55,845       0.0%
#   Tomoegawa Co., Ltd.                                            6,000     14,906       0.0%
    Tomoku Co., Ltd.                                              36,000    104,521       0.0%
    TOMONY Holdings, Inc.                                         88,300    456,203       0.0%
    Tomy Co., Ltd.                                                37,200    401,853       0.0%
    Tonami Holdings Co., Ltd.                                     27,000     72,739       0.0%
    TonenGeneral Sekiyu K.K.                                       8,000     78,772       0.0%
    Topcon Corp.                                                  22,300    332,845       0.0%
    Toppan Forms Co., Ltd.                                        30,000    298,198       0.0%
    Toppan Printing Co., Ltd.                                     86,000    808,745       0.1%
    Topre Corp.                                                   21,100    488,593       0.0%
    Topy Industries, Ltd.                                         12,400    287,554       0.0%
    Toray Industries, Inc.                                        53,000    493,267       0.0%
    Torex Semiconductor, Ltd.                                      1,600     19,507       0.0%
    Toridoll Holdings Corp.                                       11,300    261,803       0.0%
    Torigoe Co., Ltd. (The)                                        8,000     58,971       0.0%
    Torii Pharmaceutical Co., Ltd.                                 7,500    172,815       0.0%
    Torishima Pump Manufacturing Co., Ltd.                        14,500    156,266       0.0%
    Tosei Corp.                                                   17,500    130,991       0.0%
*   Toshiba Corp.                                                181,000    655,369       0.1%
    Toshiba Machine Co., Ltd.                                     71,000    256,425       0.0%
#   Toshiba Plant Systems & Services Corp.                        18,500    298,301       0.0%
*   Toshiba TEC Corp.                                             83,000    369,917       0.0%
    Tosho Co., Ltd.                                                2,700    116,896       0.0%
#   Tosho Printing Co., Ltd.                                      30,000    135,758       0.0%
    Tosoh Corp.                                                  181,000  1,182,021       0.1%
#   Totetsu Kogyo Co., Ltd.                                        8,070    228,760       0.0%
    TOTO, Ltd.                                                     7,499    299,590       0.0%
    Tottori Bank, Ltd. (The)                                       1,300     21,430       0.0%
    Toukei Computer Co., Ltd.                                      2,100     41,477       0.0%
    Tow Co., Ltd.                                                  2,300     14,602       0.0%
    Towa Bank, Ltd. (The)                                        211,000    223,005       0.0%
    Towa Corp.                                                    11,700    134,636       0.0%
#   Towa Pharmaceutical Co., Ltd.                                  5,700    212,615       0.0%
    Toyo Construction Co., Ltd.                                   43,300    180,481       0.0%
    Toyo Corp.                                                    10,600    101,928       0.0%
    Toyo Denki Seizo K.K.                                         24,000     67,342       0.0%
    Toyo Engineering Corp.                                        73,000    250,062       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               115,000    534,673       0.1%
    Toyo Kanetsu K.K.                                             55,000    124,570       0.0%
    Toyo Kohan Co., Ltd.                                          31,300     93,679       0.0%
    Toyo Machinery & Metal Co., Ltd.                              12,000     45,225       0.0%
    Toyo Securities Co., Ltd.                                     44,000     78,285       0.0%
    Toyo Seikan Group Holdings, Ltd.                              56,600  1,043,995       0.1%
    Toyo Sugar Refining Co., Ltd.                                  8,000      8,312       0.0%
    Toyo Suisan Kaisha, Ltd.                                       4,400    178,261       0.0%
#   Toyo Tanso Co., Ltd.                                           9,500    136,599       0.0%
    Toyo Tire & Rubber Co., Ltd.                                  46,700    724,334       0.1%
    Toyo Wharf & Warehouse Co., Ltd.                              37,000     60,226       0.0%
    Toyobo Co., Ltd.                                             525,000    859,346       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Toyoda Gosei Co., Ltd.                                        32,800 $  751,601       0.1%
    Toyota Boshoku Corp.                                          15,100    380,687       0.0%
    Toyota Industries Corp.                                        6,300    289,065       0.0%
    Toyota Motor Corp.                                            55,363  3,211,426       0.2%
    Toyota Motor Corp. Sponsored ADR                              36,827  4,259,411       0.3%
    Toyota Tsusho Corp.                                           67,000  1,581,768       0.1%
    TPR Co., Ltd.                                                 10,400    300,729       0.0%
    Trancom Co., Ltd.                                              2,600    151,273       0.0%
    Transcosmos, Inc.                                              3,900     98,674       0.0%
    Trend Micro, Inc.                                              4,200    147,900       0.0%
    Trusco Nakayama Corp.                                         10,400    537,694       0.1%
    Trust Tech, Inc.                                               1,200     18,420       0.0%
    TS Tech Co., Ltd.                                             29,100    780,221       0.1%
    TSI Holdings Co., Ltd.                                        49,805    280,059       0.0%
    Tsubakimoto Chain Co.                                         73,000    578,267       0.1%
    Tsubakimoto Kogyo Co., Ltd.                                    4,000     11,799       0.0%
*   Tsudakoma Corp.                                               40,000     57,050       0.0%
    Tsugami Corp.                                                 33,000    181,190       0.0%
#   Tsukada Global Holdings, Inc.                                  9,800     67,388       0.0%
    Tsukamoto Corp. Co., Ltd.                                      3,000      3,314       0.0%
    Tsukishima Kikai Co., Ltd.                                    14,100    157,846       0.0%
    Tsukuba Bank, Ltd.                                            50,700    151,445       0.0%
    Tsukui Corp.                                                  30,400    199,355       0.0%
    Tsumura & Co.                                                 19,400    551,328       0.1%
    Tsuruha Holdings, Inc.                                         2,200    253,842       0.0%
    Tsurumi Manufacturing Co., Ltd.                                9,400    136,801       0.0%
    Tsutsumi Jewelry Co., Ltd.                                     4,900     77,518       0.0%
    TV Asahi Holdings Corp.                                       16,800    315,169       0.0%
    Tv Tokyo Holdings Corp.                                        6,900    157,870       0.0%
    Tyo, Inc.                                                     21,600     31,060       0.0%
#   U-Shin, Ltd.                                                  13,200     93,293       0.0%
    UACJ Corp.                                                   144,067    468,208       0.0%
    Ube Industries, Ltd.                                         651,200  1,343,808       0.1%
    Uchida Yoko Co., Ltd.                                         31,000    129,245       0.0%
    Uchiyama Holdings Co., Ltd.                                    2,300      9,159       0.0%
    Ueki Corp.                                                     3,000      6,452       0.0%
    UKC Holdings Corp.                                             9,900    165,656       0.0%
    Ulvac, Inc.                                                   23,400    738,831       0.1%
*   Uniden Holdings Corp.                                         54,000     78,640       0.0%
    Union Tool Co.                                                 4,700    121,411       0.0%
    Unipres Corp.                                                 24,200    467,021       0.0%
    United Arrows, Ltd.                                            7,000    191,081       0.0%
    United Super Markets Holdings, Inc.                           19,200    173,363       0.0%
*   Unitika, Ltd.                                                136,000     91,749       0.0%
*   Universal Entertainment Corp.                                 13,000    389,098       0.0%
#   Unizo Holdings Co., Ltd.                                      10,300    287,128       0.0%
    Usen Corp.                                                    39,380    127,078       0.0%
    Ushio, Inc.                                                   64,400    776,913       0.1%
    USS Co., Ltd.                                                 10,200    172,506       0.0%
#*  UT Group Co., Ltd.                                            10,900     66,390       0.0%
    Utoc Corp.                                                     7,500     27,408       0.0%
    V Technology Co., Ltd.                                           500     59,545       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    Valor Holdings Co., Ltd.                                     21,300 $  604,162       0.1%
    Vector, Inc.                                                 10,800    127,488       0.0%
#   Village Vanguard Co., Ltd.                                    2,700     34,505       0.0%
    Vital KSK Holdings, Inc.                                     27,600    291,917       0.0%
    Vitec Holdings Co., Ltd.                                      5,000     52,738       0.0%
    VT Holdings Co., Ltd.                                        35,400    190,173       0.0%
    Wacoal Holdings Corp.                                        92,000  1,061,455       0.1%
#   Wacom Co., Ltd.                                              47,200    142,431       0.0%
    Wakachiku Construction Co., Ltd.                             64,000     95,569       0.0%
    Wakita & Co., Ltd.                                           22,800    194,408       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                          10,300    248,429       0.0%
#   WATAMI Co., Ltd.                                              8,100     87,858       0.0%
    WDB Holdings Co., Ltd.                                        1,900     19,647       0.0%
    Weathernews, Inc.                                             1,700     53,052       0.0%
#   Welcia Holdings Co., Ltd.                                     3,800    259,080       0.0%
    West Holdings Corp.                                          15,900    126,221       0.0%
    WIN-Partners Co., Ltd.                                        1,000     16,810       0.0%
    Wood One Co., Ltd.                                            6,000     15,499       0.0%
    World Holdings Co., Ltd.                                      3,200     49,372       0.0%
    Wowow, Inc.                                                   4,400    125,876       0.0%
    Xebio Holdings Co., Ltd.                                     16,900    262,341       0.0%
#   Y A C Co., Ltd.                                               3,700     46,095       0.0%
    Yachiyo Industry Co., Ltd.                                    3,900     33,820       0.0%
    Yahagi Construction Co., Ltd.                                18,600    170,609       0.0%
#   Yaizu Suisankagaku Industry Co., Ltd.                         4,600     44,358       0.0%
#   Yakult Honsha Co., Ltd.                                       1,700     79,260       0.0%
    YAMABIKO Corp.                                               18,000    178,006       0.0%
    Yamada Denki Co., Ltd.                                       39,200    202,624       0.0%
    Yamagata Bank, Ltd. (The)                                    86,000    371,507       0.0%
    Yamaguchi Financial Group, Inc.                              72,000    793,751       0.1%
    Yamaha Corp.                                                 22,700    811,058       0.1%
    Yamaha Motor Co., Ltd.                                       18,400    408,756       0.0%
    Yamaichi Electronics Co., Ltd.                               10,500     83,240       0.0%
    Yamanashi Chuo Bank, Ltd. (The)                              94,000    459,741       0.0%
    Yamatane Corp.                                                6,800     89,643       0.0%
    Yamato Corp.                                                  4,900     26,924       0.0%
    Yamato Holdings Co., Ltd.                                    12,700    289,345       0.0%
    Yamato Kogyo Co., Ltd.                                       24,600    692,606       0.1%
    Yamaya Corp.                                                  2,600     37,776       0.0%
    Yamazaki Baking Co., Ltd.                                    23,000    515,705       0.0%
    Yamazen Corp.                                                20,000    159,480       0.0%
    Yaoko Co., Ltd.                                               5,400    226,739       0.0%
#   Yashima Denki Co., Ltd.                                       2,000     11,024       0.0%
    Yaskawa Electric Corp.                                       31,800    507,334       0.0%
    Yasuda Logistics Corp.                                        8,900     58,401       0.0%
    Yellow Hat, Ltd.                                              9,300    198,628       0.0%
    Yodogawa Steel Works, Ltd.                                   13,700    374,047       0.0%
    Yokogawa Bridge Holdings Corp.                               18,500    203,253       0.0%
#   Yokogawa Electric Corp.                                      26,400    370,840       0.0%
    Yokohama Reito Co., Ltd.                                     26,500    268,024       0.0%
    Yokohama Rubber Co., Ltd. (The)                              52,799    916,727       0.1%
    Yokowo Co., Ltd.                                              5,600     37,958       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
JAPAN -- (Continued)
    Yomeishu Seizo Co., Ltd.                                       2,100 $     37,873       0.0%
#   Yomiuri Land Co., Ltd.                                        25,000      107,539       0.0%
    Yondenko Corp.                                                 8,000       31,186       0.0%
    Yondoshi Holdings, Inc.                                        3,500       87,439       0.0%
#   Yonex Co., Ltd.                                                2,500      110,426       0.0%
    Yorozu Corp.                                                  10,100      159,049       0.0%
#   Yoshinoya Holdings Co., Ltd.                                   9,700      146,150       0.0%
    Yuasa Funashoku Co., Ltd.                                     15,000       40,027       0.0%
    Yuasa Trading Co., Ltd.                                        9,500      227,588       0.0%
    Yuken Kogyo Co., Ltd.                                         13,000       22,768       0.0%
#   Yumeshin Holdings Co., Ltd.                                    5,500       38,930       0.0%
    Yurtec Corp.                                                  22,000      161,160       0.0%
    Yusen Logistics Co., Ltd.                                     11,800      120,136       0.0%
    Yushin Precision Equipment Co., Ltd.                             600       13,975       0.0%
    Yushiro Chemical Industry Co., Ltd.                            6,300       86,969       0.0%
    Yutaka Giken Co., Ltd.                                           600       11,990       0.0%
*   Zappallas, Inc.                                                5,000       17,766       0.0%
    Zenitaka Corp. (The)                                          22,000       72,594       0.0%
    Zenkoku Hosho Co., Ltd.                                        5,800      249,370       0.0%
    Zenrin Co., Ltd.                                              11,600      202,348       0.0%
    Zensho Holdings Co., Ltd.                                     31,700      592,025       0.1%
    Zeon Corp.                                                   103,000      940,913       0.1%
    ZERIA Pharmaceutical Co., Ltd.                                 6,000      100,551       0.0%
    Zojirushi Corp.                                                5,000       68,936       0.0%
    Zuiko Corp.                                                    1,900       71,812       0.0%
    Zuken, Inc.                                                   12,000      122,837       0.0%
                                                                         ------------      ----
TOTAL JAPAN                                                               474,263,318      25.5%
                                                                         ------------      ----
NETHERLANDS -- (2.7%)
    Aalberts Industries NV                                        59,921    1,892,399       0.1%
    Accell Group                                                  16,914      423,064       0.0%
    Aegon NV(5927375)                                            337,960    1,461,995       0.1%
    Aegon NV(007924103)                                            8,969       38,924       0.0%
    AFC Ajax NV                                                       70          677       0.0%
    Akzo Nobel NV                                                 21,538    1,391,593       0.1%
#*  Altice NV Class A                                              2,923       53,912       0.0%
    AMG Advanced Metallurgical Group NV                           20,949      417,185       0.0%
    Amsterdam Commodities NV                                       6,494      146,714       0.0%
#   APERAM SA                                                     36,339    1,652,655       0.1%
    Arcadis NV                                                    47,431      624,290       0.0%
#*  ArcelorMittal(B295F26)                                       245,906    1,654,947       0.1%
*   ArcelorMittal(B03XPL1)                                        76,675      518,090       0.0%
    ASM International NV                                          33,844    1,443,631       0.1%
    ASML Holding NV                                                8,114      856,966       0.1%
    BE Semiconductor Industries NV                                25,635      835,107       0.0%
    Beter Bed Holding NV                                           6,409      116,050       0.0%
    BinckBank NV                                                  43,227      256,510       0.0%
    Boskalis Westminster                                          43,272    1,395,589       0.1%
    Brunel International NV                                       12,816      209,285       0.0%
    Coca-Cola European Partners P.L.C.                             3,257      125,347       0.0%
    Corbion NV                                                    44,480    1,026,090       0.1%
    Delta Lloyd NV                                               206,221    1,245,850       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
NETHERLANDS -- (Continued)
*   Fugro NV                                                      57,948 $ 1,036,240       0.1%
    Gemalto NV                                                    23,503   1,276,957       0.1%
*   Heijmans NV                                                   20,193     193,350       0.0%
    Heineken NV                                                    6,899     568,258       0.0%
    Hunter Douglas NV                                              1,608      85,758       0.0%
    IMCD Group NV                                                  4,718     204,045       0.0%
    ING Groep NV                                                 201,957   2,651,092       0.1%
    ING Groep NV Sponsored ADR                                   105,277   1,380,181       0.1%
    KAS Bank NV                                                   10,033      90,965       0.0%
    Kendrion NV                                                    8,940     257,835       0.0%
    Koninklijke Ahold Delhaize NV                                290,458   6,626,044       0.4%
    Koninklijke Ahold Delhaize NV Sponsored ADR                   34,547     786,975       0.0%
    Koninklijke BAM Groep NV                                     150,810     701,670       0.0%
    Koninklijke DSM NV                                            62,767   4,034,318       0.2%
    Koninklijke KPN NV                                           354,163   1,154,837       0.1%
    Koninklijke Philips NV(500472303)                             45,594   1,369,188       0.1%
    Koninklijke Philips NV(5986622)                               25,084     755,835       0.0%
    Koninklijke Vopak NV                                          32,652   1,648,028       0.1%
    Nederland Apparatenfabriek                                       853      29,498       0.0%
    NN Group NV                                                   58,150   1,751,631       0.1%
*   Ordina NV                                                     64,198     171,040       0.0%
*   PostNL NV                                                    130,194     613,168       0.0%
    Randstad Holding NV                                           20,790   1,069,288       0.1%
    Refresco Group NV                                              8,934     130,505       0.0%
    RELX NV                                                       68,627   1,157,225       0.1%
    RELX NV Sponsored ADR                                          8,411     141,389       0.0%
    SBM Offshore NV                                              121,372   1,742,216       0.1%
    Sligro Food Group NV                                          12,592     450,738       0.0%
#*  SNS Reaal NV                                                  28,066          --       0.0%
    Telegraaf Media Groep NV                                       7,861      31,908       0.0%
    TKH Group NV                                                  26,815   1,031,992       0.1%
#*  TomTom NV                                                     72,672     587,668       0.0%
#   Unilever NV                                                   12,047     503,878       0.0%
    Van Lanschot NV                                                1,787      36,637       0.0%
    Wessanen                                                      29,034     346,912       0.0%
    Wolters Kluwer NV                                             51,007   1,972,454       0.1%
                                                                         -----------       ---
TOTAL NETHERLANDS                                                         54,376,593       2.9%
                                                                         -----------       ---
NEW ZEALAND -- (0.5%)
*   a2 Milk Co., Ltd.                                             60,764      80,677       0.0%
    Air New Zealand, Ltd.                                        311,497     429,680       0.0%
    Arvida Group, Ltd.                                            36,916      29,822       0.0%
    Auckland International Airport, Ltd.                          35,962     169,363       0.0%
    Bay Energy, Ltd.                                               8,621      30,270       0.0%
    Chorus, Ltd.                                                 184,535     482,000       0.0%
    Chorus, Ltd. ADR                                                 462       6,052       0.0%
    Comvita, Ltd.                                                  5,435      36,712       0.0%
    Contact Energy, Ltd.                                         109,186     371,264       0.0%
    EBOS Group, Ltd.                                              24,409     297,395       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                        58,638     371,263       0.0%
    Fletcher Building, Ltd.(6341606)                             228,322   1,691,424       0.1%
    Fletcher Building, Ltd.(6341617)                               3,803      28,030       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
NEW ZEALAND -- (Continued)
    Fonterra Co-operative Group, Ltd.                              7,404 $    31,230       0.0%
    Freightways, Ltd.                                             50,209     229,369       0.0%
    Genesis Energy, Ltd.                                          84,844     118,902       0.0%
    Gentrack Group, Ltd                                           14,435      36,301       0.0%
    Hallenstein Glasson Holdings, Ltd.                             5,478      11,706       0.0%
#   Heartland Bank, Ltd.                                         169,510     181,654       0.0%
    Infratil, Ltd.                                               116,980     249,183       0.0%
    Kathmandu Holdings, Ltd.                                      57,997      83,312       0.0%
    Mainfreight, Ltd.                                             38,801     515,001       0.1%
    Mercury NZ, Ltd.                                              38,932      84,990       0.0%
    Meridian Energy, Ltd.                                         36,642      67,346       0.0%
    Metlifecare, Ltd.                                             93,232     385,185       0.0%
#   Metro Performance Glass, Ltd.                                 47,694      73,924       0.0%
    New Zealand Oil & Gas, Ltd.                                   53,150      20,092       0.0%
    New Zealand Refining Co., Ltd. (The)                          51,036      81,725       0.0%
#   NZME, Ltd.                                                    54,625      25,981       0.0%
    NZX, Ltd.                                                     86,239      64,129       0.0%
    PGG Wrightson, Ltd.                                           48,178      15,840       0.0%
*   Pike River Coal, Ltd.                                         12,312          --       0.0%
#   Port of Tauranga, Ltd.                                        66,455     185,271       0.0%
    Restaurant Brands New Zealand, Ltd.                           20,431      77,141       0.0%
    Ryman Healthcare, Ltd.                                        29,961     190,158       0.0%
#   Skellerup Holdings, Ltd.                                      84,592      86,442       0.0%
    SKY Network Television, Ltd.                                 162,877     537,794       0.1%
    SKYCITY Entertainment Group, Ltd.                            254,048     708,243       0.1%
    Spark New Zealand, Ltd.                                      246,760     645,372       0.1%
    Steel & Tube Holdings, Ltd.                                   41,593      65,060       0.0%
    Summerset Group Holdings, Ltd.                               117,151     398,484       0.0%
    Tilt Renewables, Ltd.                                          8,621      13,563       0.0%
    Tourism Holdings, Ltd.                                        53,344     123,555       0.0%
    Tower, Ltd.                                                   64,178      41,280       0.0%
    Trade Me Group, Ltd.                                         189,968     659,912       0.1%
    Vector, Ltd.                                                  33,846      77,019       0.0%
    Warehouse Group, Ltd. (The)                                   50,707     108,745       0.0%
*   Xero, Ltd.                                                    11,098     140,816       0.0%
    Z Energy, Ltd.                                                15,868      88,688       0.0%
                                                                         -----------       ---
TOTAL NEW ZEALAND                                                         10,447,365       0.6%
                                                                         -----------       ---
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                               168,462      99,700       0.0%
#   AF Gruppen ASA                                                 2,703      47,763       0.0%
#*  Akastor ASA                                                  111,833     154,174       0.0%
    Aker ASA Class A                                              14,329     528,780       0.1%
*   Aker BP ASA                                                   34,534     552,600       0.1%
*   Aker Solutions ASA                                            86,645     397,420       0.0%
#   American Shipping Co. ASA                                     30,660      92,432       0.0%
    Atea ASA                                                      32,113     287,546       0.0%
    Austevoll Seafood ASA                                         71,323     643,049       0.1%
#*  Axactor AB                                                   244,253      86,031       0.0%
    Axactor Rights Dummy                                         244,253         764       0.0%
    Bakkafrost P/F                                                14,734     617,756       0.1%
    Bonheur ASA                                                    7,031      45,295       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
NORWAY -- (Continued)
    Borregaard ASA                                                  21,276 $  208,543       0.0%
    BW LPG, Ltd.                                                    40,343    130,145       0.0%
    BW Offshore, Ltd.                                            3,530,166    144,978       0.0%
*   Deep Sea Supply P.L.C.                                          74,823     12,223       0.0%
    DNB ASA                                                         46,929    678,437       0.1%
*   DNO ASA                                                         82,820     70,685       0.0%
    Ekornes ASA                                                      5,411     68,087       0.0%
    Entra ASA                                                        5,286     56,660       0.0%
*   Farstad Shipping ASA                                             4,288      3,484       0.0%
#*  Fred Olsen Energy ASA                                           31,264     53,654       0.0%
#   Frontline, Ltd.                                                 16,618    121,742       0.0%
    Gjensidige Forsikring ASA                                       10,181    182,414       0.0%
    Golar LNG, Ltd.                                                  3,400     74,426       0.0%
    Grieg Seafood ASA                                               17,294    152,189       0.0%
#*  Hexagon Composites ASA                                          31,640    110,905       0.0%
#   Hoegh LNG Holdings Ltd                                           7,408     77,623       0.0%
*   Kongsberg Automotive ASA                                       310,793    256,536       0.0%
    Kongsberg Gruppen ASA                                            4,995     71,311       0.0%
    Kvaerner ASA                                                   180,852    237,263       0.0%
    Leroy Seafood Group ASA                                          4,891    258,585       0.0%
    Marine Harvest ASA                                              26,487    480,648       0.0%
#*  Nordic Semiconductor ASA                                        40,223    160,954       0.0%
    Norsk Hydro ASA                                                262,347  1,172,885       0.1%
#*  Norske Skogindustrier ASA                                      123,286     43,586       0.0%
#*  Norwegian Air Shuttle ASA                                        5,505    185,639       0.0%
    Norwegian Property ASA                                           8,603     11,212       0.0%
    Ocean Yield ASA                                                 17,118    142,932       0.0%
*   Odfjell Drilling, Ltd.                                          30,649     40,772       0.0%
*   Odfjell SE Class A                                               5,645     18,453       0.0%
*   Opera Software ASA                                              32,075    226,018       0.0%
    Orkla ASA                                                       19,888    187,791       0.0%
#*  Petroleum Geo-Services ASA                                     129,235    346,920       0.0%
*   Prosafe SE                                                     343,324     11,596       0.0%
#   Protector Forsikring ASA                                        13,865    118,646       0.0%
#*  Q-Free ASA                                                       3,734      3,480       0.0%
#*  REC Silicon ASA                                              1,496,873    186,810       0.0%
    Salmar ASA                                                      11,015    357,455       0.0%
#   Scatec Solar ASA                                                 6,756     27,212       0.0%
    Schibsted ASA Class A                                            1,854     44,436       0.0%
    Schibsted ASA Class B                                            3,368     75,881       0.0%
#*  Seadrill, Ltd.                                                 139,662    297,480       0.0%
#   Selvaag Bolig ASA                                                3,666     17,908       0.0%
#*  Sevan Marine ASA                                                11,522     23,732       0.0%
*   Solstad Offshore ASA                                             2,300      3,716       0.0%
#*  Songa Offshore                                                 523,359     12,630       0.0%
    SpareBank 1 SMN                                                 21,095    155,162       0.0%
    SpareBank 1 SR-Bank ASA                                         68,937    410,880       0.0%
#   Statoil ASA                                                    108,270  1,767,617       0.1%
    Statoil ASA Sponsored ADR                                        7,272    118,097       0.0%
    Stolt-Nielsen, Ltd.                                             16,154    198,371       0.0%
*   Storebrand ASA                                                 268,085  1,378,797       0.1%
*   Subsea 7 SA                                                     95,706  1,071,368       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
NORWAY -- (Continued)
#   Telenor ASA                                                    9,437 $   150,094       0.0%
    TGS Nopec Geophysical Co. ASA                                 40,193     812,996       0.1%
    Tomra Systems ASA                                             35,644     386,969       0.0%
*   Treasure ASA                                                  54,160     120,030       0.0%
    Veidekke ASA                                                  20,561     307,291       0.0%
    Wilh Wilhelmsen ASA                                           32,962     104,130       0.0%
    Wilh Wilhelmsen Holding ASA Class A                            7,331     156,570       0.0%
    XXL ASA                                                        3,925      49,132       0.0%
    Yara International ASA                                        12,796     452,009       0.0%
                                                                         -----------       ---
TOTAL NORWAY                                                              18,361,505       1.0%
                                                                         -----------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 51,633     179,913       0.0%
*   Banco BPI SA                                                 308,232     382,626       0.0%
#*  Banco Comercial Portugues SA Class R                         164,056     218,497       0.0%
*   Banco Espirito Santo SA                                      712,067          --       0.0%
    CTT-Correios de Portugal SA                                   38,692     256,015       0.0%
    EDP Renovaveis SA                                            112,147     847,198       0.1%
    Galp Energia SGPS SA                                          78,751   1,067,727       0.1%
    Jeronimo Martins SGPS SA                                      12,685     217,968       0.0%
    Mota-Engil SGPS SA                                            66,914     130,638       0.0%
    Navigator Co SA (The)                                        192,471     563,689       0.1%
    NOS SGPS SA                                                   51,445     341,869       0.0%
    REN--Redes Energeticas Nacionais SGPS SA                      57,026     166,640       0.0%
    Semapa-Sociedade de Investimento e Gestao                     14,683     188,456       0.0%
    Sonae Capital SGPS SA                                         41,822      32,265       0.0%
    Sonae SGPS SA                                                599,913     476,960       0.0%
    Teixeira Duarte SA                                            31,098       6,372       0.0%
                                                                         -----------       ---
TOTAL PORTUGAL                                                             5,076,833       0.3%
                                                                         -----------       ---
SINGAPORE -- (1.1%)
*   Abterra, Ltd.                                                 40,000      14,735       0.0%
#   Accordia Golf Trust                                          291,200     137,222       0.0%
    Amara Holdings, Ltd.                                          90,000      25,694       0.0%
    Ascendas India Trust                                         173,400     133,264       0.0%
    ASL Marine Holdings, Ltd.                                     74,200       6,485       0.0%
*   Banyan Tree Holdings, Ltd.                                    84,000      23,972       0.0%
    Bonvests Holdings, Ltd.                                       30,000      26,305       0.0%
*   Boustead Projects, Ltd.                                       26,174      13,631       0.0%
    Boustead Singapore, Ltd.                                     133,832      86,123       0.0%
    Breadtalk Group, Ltd.                                         64,000      45,763       0.0%
    Bukit Sembawang Estates, Ltd.                                 33,500     108,541       0.0%
    Bund Center Investment, Ltd.                                  22,000      11,095       0.0%
    CapitaLand, Ltd.                                             277,001     614,365       0.1%
    Centurion Corp., Ltd.                                        167,400      40,232       0.0%
    China Aviation Oil Singapore Corp., Ltd.                      82,100      84,104       0.0%
    China Everbright Water, Ltd.                                 212,800      87,315       0.0%
    Chip Eng Seng Corp., Ltd.                                    245,000     113,350       0.0%
    City Developments, Ltd.                                       54,200     330,009       0.0%
#*  Cityneon Holdings, Ltd.                                       51,000      43,132       0.0%
#   Civmec, Ltd.                                                 140,800      32,454       0.0%
    ComfortDelGro Corp., Ltd.                                     77,400     141,117       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SINGAPORE -- (Continued)
#*  COSCO Corp. Singapore, Ltd.                                    674,200 $  123,364       0.0%
    CSE Global, Ltd.                                               336,000     99,090       0.0%
    CWT, Ltd.                                                      163,000    231,440       0.0%
    Dairy Farm International Holdings, Ltd.                          7,300     51,617       0.0%
    DBS Group Holdings, Ltd.                                        94,918  1,023,093       0.1%
    Del Monte Pacific, Ltd.                                        222,059     55,061       0.0%
    Delfi, Ltd.                                                     22,300     35,939       0.0%
*   Dyna-Mac Holdings, Ltd.                                        230,000     22,416       0.0%
    Elec & Eltek International Co., Ltd.                            14,000     11,886       0.0%
#*  Ezion Holdings, Ltd.                                         1,366,144    292,710       0.0%
#*  Ezra Holdings, Ltd.                                          1,882,853     57,677       0.0%
    Falcon Energy Group, Ltd.                                      203,000     21,521       0.0%
    Far East Orchard, Ltd.                                          55,984     59,618       0.0%
    First Resources, Ltd.                                          145,900    190,854       0.0%
*   FJ Benjamin Holdings, Ltd.                                      75,000      2,289       0.0%
*   Fragrance Group, Ltd.                                          222,000     25,142       0.0%
    Frasers Centrepoint, Ltd.                                      134,500    143,570       0.0%
    Fu Yu Corp., Ltd.                                              274,500     37,421       0.0%
*   Gallant Venture, Ltd.                                          254,500     23,510       0.0%
    Genting Singapore P.L.C.                                       132,500     70,903       0.0%
*   Geo Energy Resources, Ltd.                                     196,000     28,867       0.0%
    GL, Ltd.                                                       109,000     62,641       0.0%
*   Global Premium Hotels, Ltd.                                      9,279      1,969       0.0%
    Golden Agri-Resources, Ltd.                                  4,011,800  1,107,776       0.1%
    Great Eastern Holdings, Ltd.                                     3,000     44,077       0.0%
    GSH Corp., Ltd.                                                 45,400     13,706       0.0%
    GuocoLand, Ltd.                                                 65,333     90,075       0.0%
*   Halcyon Agri Corp., Ltd.                                       145,408     49,703       0.0%
    Haw Par Corp., Ltd.                                              8,100     52,178       0.0%
    Hi-P International, Ltd.                                        76,000     26,173       0.0%
    Hiap Hoe, Ltd.                                                  39,000     19,757       0.0%
    Ho Bee Land, Ltd.                                              148,100    226,802       0.0%
    Hong Fok Corp., Ltd.                                           159,280     74,533       0.0%
    Hong Leong Asia, Ltd.                                           49,000     24,346       0.0%
    Hotel Grand Central, Ltd.                                        6,335      6,192       0.0%
    Hour Glass, Ltd. (The)                                         108,000     52,371       0.0%
    Hutchison Port Holdings Trust                                2,474,500  1,099,198       0.1%
    Hwa Hong Corp., Ltd.                                            21,000      4,608       0.0%
#   Hyflux, Ltd.                                                   343,500    114,535       0.0%
    Indofood Agri Resources, Ltd.                                  446,200    153,751       0.0%
    Innovalues, Ltd.                                                77,200     54,864       0.0%
    Japfa, Ltd.                                                    121,300     76,813       0.0%
    Jardine Cycle & Carriage, Ltd.                                   6,644    201,195       0.0%
    k1 Ventures, Ltd.                                               78,600     57,302       0.0%
    Keppel Corp., Ltd.                                             224,600    849,357       0.1%
    Keppel Infrastructure Trust                                    391,762    142,037       0.0%
    Keppel Telecommunications & Transportation, Ltd.                37,500     46,389       0.0%
*   Koh Brothers Eco Engineering, Ltd.                              17,500        616       0.0%
    Koh Brothers Group, Ltd.                                       175,000     33,361       0.0%
    KSH Holdings, Ltd.                                              56,100     22,133       0.0%
    Lian Beng Group, Ltd.                                          252,000     82,331       0.0%
    Low Keng Huat Singapore, Ltd.                                   78,000     30,223       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SINGAPORE -- (Continued)
#   M1, Ltd.                                                        85,600 $  125,583       0.0%
    Mandarin Oriental International, Ltd.                            6,600      9,217       0.0%
*   Marco Polo Marine, Ltd.                                         39,000      2,056       0.0%
    Metro Holdings, Ltd.                                           247,500    174,042       0.0%
    Midas Holdings, Ltd.                                           877,700    135,855       0.0%
*   Nam Cheong, Ltd.                                               600,000     24,494       0.0%
    Nera Telecommunications, Ltd.                                   43,000     22,885       0.0%
#*  Noble Group, Ltd.                                            5,637,300    670,285       0.1%
    Olam International, Ltd.                                       185,800    287,074       0.0%
    OUE, Ltd.                                                      210,600    256,312       0.0%
    Oversea-Chinese Banking Corp., Ltd.                            125,487    764,484       0.1%
    Overseas Education, Ltd.                                        31,900     10,085       0.0%
    Oxley Holdings, Ltd.                                           118,000     39,399       0.0%
    Pacific Radiance, Ltd.                                         132,700     14,731       0.0%
    Pan-United Corp., Ltd.                                          47,000     19,547       0.0%
    Penguin International, Ltd.                                    101,800     18,152       0.0%
    Q&M Dental Group Singapore, Ltd.                                17,500      9,432       0.0%
    QAF, Ltd.                                                       97,253     86,450       0.0%
*   Raffles Education Corp., Ltd.                                  497,420     67,318       0.0%
    Raffles Medical Group, Ltd.                                    206,298    223,042       0.0%
    RHT Health Trust                                               143,500     88,897       0.0%
    Riverstone Holdings, Ltd.                                       55,600     36,585       0.0%
    Rotary Engineering, Ltd.                                       130,000     35,471       0.0%
    SATS, Ltd.                                                     117,380    408,350       0.0%
    SembCorp Industries, Ltd.                                      579,400  1,049,186       0.1%
#   SembCorp Marine, Ltd.                                          179,700    166,624       0.0%
    Sheng Siong Group, Ltd.                                        248,200    186,446       0.0%
    SHS Holdings, Ltd.                                             141,000     19,652       0.0%
*   SIIC Environment Holdings, Ltd.                                118,660     54,196       0.0%
#   Sinarmas Land, Ltd.                                            570,000    196,692       0.0%
    Sing Investments & Finance, Ltd.                                13,500     11,164       0.0%
    Singapore Airlines, Ltd.                                        95,100    692,038       0.1%
    Singapore Exchange, Ltd.                                        44,400    226,218       0.0%
#   Singapore Post, Ltd.                                           276,200    317,358       0.0%
    Singapore Press Holdings, Ltd.                                  28,500     76,163       0.0%
    Singapore Technologies Engineering, Ltd.                        65,800    147,929       0.0%
    Singapore Telecommunications, Ltd.                             144,400    402,432       0.0%
#   Sino Grandness Food Industry Group, Ltd.                       462,500    113,040       0.0%
    Stamford Land Corp., Ltd.                                      217,000     70,927       0.0%
    StarHub, Ltd.                                                   37,300     90,543       0.0%
    Sunningdale Tech, Ltd.                                         103,800     78,675       0.0%
*   SunVic Chemical Holdings, Ltd.                                 184,600     12,377       0.0%
    Super Group, Ltd.                                              218,300    152,202       0.0%
#*  Swiber Holdings, Ltd.                                          189,500     14,847       0.0%
*   Tat Hong Holdings, Ltd.                                        172,000     54,422       0.0%
    Tiong Woon Corp. Holding, Ltd.                                  68,000     12,725       0.0%
    Tuan Sing Holdings, Ltd.                                       183,531     37,566       0.0%
    UMS Holdings, Ltd.                                             207,250     92,252       0.0%
    United Engineers, Ltd.                                         290,000    539,648       0.1%
    United Industrial Corp., Ltd.                                  111,584    218,264       0.0%
    United Overseas Bank, Ltd.                                      71,919    970,232       0.1%
    UOB-Kay Hian Holdings, Ltd.                                    112,387    106,904       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SINGAPORE -- (Continued)
    UOL Group, Ltd.                                                289,687 $ 1,178,210       0.1%
    UPP Holdings, Ltd.                                             134,000      26,532       0.0%
    Valuetronics Holdings, Ltd.                                    113,000      40,214       0.0%
#*  Vard Holdings, Ltd.                                            399,000      53,156       0.0%
    Venture Corp., Ltd.                                             68,500     467,937       0.0%
    Vibrant Group, Ltd.                                            164,196      42,447       0.0%
    Wee Hur Holdings, Ltd.                                         112,000      18,860       0.0%
#   Wheelock Properties Singapore, Ltd.                            102,800     110,196       0.0%
    Wilmar International, Ltd.                                      30,300      71,936       0.0%
#   Wing Tai Holdings, Ltd.                                        378,568     461,218       0.0%
    Yeo Hiap Seng, Ltd.                                             10,160       9,365       0.0%
*   Yongnam Holdings, Ltd.                                         223,500      32,171       0.0%
*   Yuuzoo Corp., Ltd.                                             410,000      52,069       0.0%
    Zhongmin Baihui Retail Group, Ltd.                               7,900       5,998       0.0%
                                                                           -----------       ---
TOTAL SINGAPORE                                                             21,758,685       1.2%
                                                                           -----------       ---
SPAIN -- (2.1%)
#   Abertis Infraestructuras SA                                     18,166     269,263       0.0%
    Acciona SA                                                      12,969     985,557       0.1%
    Acerinox SA                                                     52,707     648,602       0.1%
    ACS Actividades de Construccion y Servicios SA                  14,826     453,512       0.0%
#   Adveo Group International SA                                    10,419      38,082       0.0%
    Almirall SA                                                     20,805     299,075       0.0%
    Amadeus IT Group SA                                             26,130   1,229,778       0.1%
*   Amper SA                                                       348,604      45,860       0.0%
    Applus Services SA                                              15,561     149,307       0.0%
    Atresmedia Corp de Medios de Comunicacion SA                    24,791     254,717       0.0%
    Banco Bilbao Vizcaya Argentaria SA                             282,563   2,034,085       0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR                62,749     452,420       0.0%
    Banco de Sabadell SA                                         1,761,979   2,352,643       0.1%
    Banco Popular Espanol SA                                       576,181     630,418       0.1%
    Banco Santander SA                                             853,014   4,179,790       0.2%
    Banco Santander SA Sponsored ADR                               185,656     898,575       0.1%
    Bankia SA                                                      389,822     342,480       0.0%
    Bankinter SA                                                   124,118     948,680       0.1%
*   Baron de Ley                                                       844      95,543       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                            26,757     808,656       0.1%
    CaixaBank SA                                                   530,415   1,600,466       0.1%
#*  Caja de Ahorros del Mediterraneo                                 8,736          --       0.0%
*   Cementos Portland Valderrivas SA                                 8,539      58,501       0.0%
    Cia de Distribucion Integral Logista Holdings SA                 4,797     106,380       0.0%
    Cie Automotive SA                                               17,555     361,402       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                      905     340,479       0.0%
*   Deoleo SA                                                       81,693      16,134       0.0%
    Distribuidora Internacional de Alimentacion SA                 116,145     620,341       0.1%
    Duro Felguera SA                                                21,132      25,713       0.0%
    Ebro Foods SA                                                   21,785     469,765       0.0%
*   eDreams ODIGEO SA                                               23,104      70,307       0.0%
    Elecnor SA                                                       6,222      61,578       0.0%
    Enagas SA                                                       38,067   1,091,189       0.1%
    Ence Energia y Celulosa SA                                      70,958     154,637       0.0%
    Endesa SA                                                       20,253     429,883       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SPAIN -- (Continued)
*   Ercros SA                                                     85,372 $   195,728       0.0%
    Faes Farma SA                                                 86,810     318,686       0.0%
    Ferrovial SA                                                  16,964     329,574       0.0%
    Fluidra SA                                                     6,648      31,783       0.0%
    Gamesa Corp. Tecnologica SA                                   83,465   1,927,075       0.1%
    Gas Natural SDG SA                                            31,276     615,646       0.0%
    Grifols SA                                                    13,116     258,809       0.0%
    Grupo Catalana Occidente SA                                   20,580     648,090       0.1%
*   Grupo Ezentis SA                                              87,009      49,191       0.0%
    Iberdrola SA                                                 283,890   1,931,995       0.1%
    Iberpapel Gestion SA                                           2,459      53,793       0.0%
*   Indra Sistemas SA                                             20,854     257,894       0.0%
    Inmobiliaria Colonial SA                                      31,276     220,547       0.0%
    Laboratorios Farmaceuticos Rovi SA                             1,703      23,032       0.0%
*   Liberbank SA                                                 286,249     283,921       0.0%
    Mapfre SA                                                    556,115   1,649,674       0.1%
    Mediaset Espana Comunicacion SA                               49,694     554,546       0.0%
    Melia Hotels International SA                                 20,570     253,976       0.0%
    Miquel y Costas & Miquel SA                                    2,868     121,809       0.0%
*   NH Hotel Group SA                                             85,418     376,893       0.0%
#   Obrascon Huarte Lain SA                                      100,586     403,172       0.0%
    Papeles y Cartones de Europa SA                               26,665     139,092       0.0%
*   Pescanova SA                                                   4,776          --       0.0%
*   Pharma Mar SA                                                 46,851     126,487       0.0%
*   Promotora de Informaciones SA Class A                         12,695      87,956       0.0%
    Prosegur Cia de Seguridad SA                                  85,620     620,848       0.1%
#*  Quabit Inmobiliaria SA                                         9,964      19,882       0.0%
*   Realia Business SA                                            21,924      21,203       0.0%
    Red Electrica Corp. SA                                        28,152     586,476       0.0%
    Repsol SA                                                    156,685   2,187,715       0.1%
    Repsol SA Sponsored ADR                                       10,228     143,290       0.0%
    Sacyr SA                                                     222,564     507,434       0.0%
*   Solaria Energia y Medio Ambiente SA                            8,257       7,461       0.0%
    Tecnicas Reunidas SA                                          11,631     435,187       0.0%
    Tecnocom Telecomunicaciones y Energia SA                      12,308      43,430       0.0%
    Telefonica SA                                                 78,954     802,220       0.1%
    Telefonica SA Sponsored ADR                                   91,145     924,210       0.1%
    Tubacex SA                                                    44,867     133,410       0.0%
*   Tubos Reunidos SA                                             29,237      27,212       0.0%
    Vidrala SA                                                     7,153     408,636       0.0%
    Viscofan SA                                                   12,366     582,211       0.0%
*   Vocento SA                                                     6,613       8,844       0.0%
    Zardoya Otis SA                                               52,760     444,350       0.0%
                                                                         -----------       ---
TOTAL SPAIN                                                               41,287,206       2.2%
                                                                         -----------       ---
SWEDEN -- (2.6%)
    AAK AB                                                         7,647     504,971       0.0%
    Acando AB                                                     84,854     217,274       0.0%
*   AddLife AB                                                     3,964      61,261       0.0%
    AddTech AB Class B                                            12,687     180,457       0.0%
    AF AB Class B                                                 28,292     517,783       0.0%
    Alfa Laval AB                                                 12,261     175,905       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWEDEN -- (Continued)
*   Arcam AB                                                       1,614 $   53,142       0.0%
*   Arise AB                                                       1,403      3,109       0.0%
    Assa Abloy AB Class B                                         27,834    505,839       0.0%
    Atlas Copco AB Class B                                         2,803     73,216       0.0%
    Atrium Ljungberg AB Class B                                    6,004     93,273       0.0%
#   Avanza Bank Holding AB                                         7,719    291,798       0.0%
    Axfood AB                                                     19,709    308,011       0.0%
    B&B Tools AB Class B                                          11,595    258,181       0.0%
    Beijer Alma AB                                                 9,601    221,790       0.0%
    Beijer Electronics AB                                            728      3,161       0.0%
    Beijer Ref AB                                                  5,568    130,338       0.0%
    Betsson AB                                                    29,823    287,879       0.0%
    Bilia AB Class A                                              22,177    528,785       0.0%
    BillerudKorsnas AB                                            69,289  1,137,825       0.1%
    BioGaia AB Class B                                             3,923    119,903       0.0%
    Biotage AB                                                    10,917     52,907       0.0%
    Bjorn Borg AB                                                  8,838     39,337       0.0%
    Boliden AB                                                   124,690  2,889,870       0.2%
*   Bonava AB                                                        977     11,830       0.0%
*   Bonava AB Class B                                             29,556    365,187       0.0%
    Bulten AB                                                     14,473    144,737       0.0%
    Bure Equity AB                                                37,426    410,066       0.0%
#   Byggmax Group AB                                              40,307    265,509       0.0%
    Castellum AB                                                  44,053    596,917       0.1%
    Cavotec SA                                                     1,266      3,423       0.0%
    Clas Ohlson AB Class B                                        17,247    243,482       0.0%
    Cloetta AB Class B                                           100,581    356,378       0.0%
    Com Hem Holding AB                                            34,092    306,793       0.0%
    Concentric AB                                                 24,609    292,665       0.0%
    Concordia Maritime AB Class B                                 17,237     30,316       0.0%
    Dios Fastigheter AB                                           11,134     74,146       0.0%
*   Doro AB                                                       11,575     73,713       0.0%
    Duni AB                                                       17,010    226,263       0.0%
    Dustin Group AB                                                1,005      6,852       0.0%
    East Capital Explorer AB                                      16,972    112,791       0.0%
    Elanders AB                                                      353      4,289       0.0%
#   Elanders AB Class B                                            3,009     36,559       0.0%
    Electrolux AB Series B                                        23,576    558,005       0.0%
    Elekta AB Class B                                             33,041    286,476       0.0%
    Eltel AB                                                      12,106     75,122       0.0%
    Enea AB                                                        2,950     26,440       0.0%
#*  Eniro AB                                                     214,472      6,663       0.0%
    Fabege AB                                                     27,604    466,216       0.0%
*   Fastighets AB Balder Class B                                   5,442    123,607       0.0%
#*  Fingerprint Cards AB Class B                                   9,380     90,842       0.0%
    Getinge AB Class B                                            14,356    235,087       0.0%
    Granges AB                                                    12,866    125,026       0.0%
    Gunnebo AB                                                    26,444    122,574       0.0%
    Haldex AB                                                     25,076    323,001       0.0%
    Hemfosa Fastigheter AB                                        19,932    187,407       0.0%
    Hexagon AB Class B                                            15,086    527,890       0.0%
    Hexpol AB                                                     39,391    323,724       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWEDEN -- (Continued)
    HIQ International AB                                          22,739 $  141,541       0.0%
    Hoist Finance AB                                               4,604     41,523       0.0%
    Holmen AB Class B                                             36,258  1,240,593       0.1%
    Hufvudstaden AB Class A                                       12,033    186,240       0.0%
    Husqvarna AB Class A                                          15,332    115,070       0.0%
    Husqvarna AB Class B                                         100,708    757,140       0.1%
#   ICA Gruppen AB                                                12,335    382,936       0.0%
    Indutrade AB                                                  30,423    565,880       0.0%
#   Intrum Justitia AB                                            21,026    648,284       0.1%
    Inwido AB                                                      4,153     45,384       0.0%
#   ITAB Shop Concept AB Class B                                   3,909     30,354       0.0%
    JM AB                                                         29,802    857,980       0.1%
    KappAhl AB                                                    48,966    255,331       0.0%
#*  Karolinska Development AB Class B                              1,834      1,117       0.0%
    Klovern AB Class B                                            86,110     90,837       0.0%
    KNOW IT AB                                                     7,862     70,317       0.0%
    Kungsleden AB                                                 27,468    173,195       0.0%
    Lagercrantz Group AB Class B                                  10,239     94,041       0.0%
    Lindab International AB                                       48,053    411,500       0.0%
    Loomis AB Class B                                             23,495    667,853       0.1%
*   Lundin Petroleum AB                                            7,830    140,746       0.0%
#*  Medivir AB Class B                                            13,312     97,614       0.0%
    Mekonomen AB                                                  11,538    205,114       0.0%
    Millicom International Cellular SA                            13,890    610,282       0.1%
    Modern Times Group MTG AB Class B                             17,281    465,092       0.0%
#   MQ Holding AB                                                 20,968     78,855       0.0%
    Mycronic AB                                                   32,009    334,102       0.0%
    NCC AB Class B                                                24,075    611,794       0.1%
#*  Net Insight AB Class B                                        39,352     29,373       0.0%
    NetEnt AB                                                     67,536    532,175       0.0%
    New Wave Group AB Class B                                     35,213    194,939       0.0%
    Nibe Industrier AB Class B                                    93,288    693,900       0.1%
    Nobia AB                                                      43,256    377,025       0.0%
    Nolato AB Class B                                             15,580    446,731       0.0%
    Nordea Bank AB                                               180,870  1,900,785       0.1%
    Nordnet AB Class B                                            39,912    163,934       0.0%
    OEM International AB Class B                                   1,100     16,876       0.0%
    Opus Group AB                                                104,388     76,816       0.0%
*   Oriflame Holding AG                                            3,042    111,761       0.0%
    Pandox AB                                                      9,789    155,330       0.0%
    Peab AB                                                       94,124    798,269       0.1%
    Pricer AB Class B                                            115,737    121,262       0.0%
    Proact IT Group AB                                             6,447     99,497       0.0%
#*  Qliro Group AB                                                83,112     85,954       0.0%
    Ratos AB Class B                                             129,842    533,623       0.0%
    RaySearch Laboratories AB                                      2,839     62,796       0.0%
    Rezidor Hotel Group AB                                        38,402    156,689       0.0%
    Rottneros AB                                                  20,279     17,824       0.0%
    Saab AB Class B                                               25,413    900,068       0.1%
    Sagax AB Class B                                               8,377     73,920       0.0%
    Sandvik AB                                                    60,152    683,411       0.1%
#*  SAS AB                                                        92,401    156,478       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWEDEN -- (Continued)
    Scandi Standard AB                                            19,541 $   136,707       0.0%
    Securitas AB Class B                                          38,142     588,679       0.1%
    Semcon AB                                                      5,805      30,041       0.0%
#*  Sensys Gatso Group AB                                        103,238      24,436       0.0%
    Skandinaviska Enskilda Banken AB Class A                     143,242   1,444,795       0.1%
    Skanska AB Class B                                            30,904     671,129       0.1%
#   SKF AB Class A                                                 2,752      46,708       0.0%
    SKF AB Class B                                                34,665     587,154       0.0%
    SkiStar AB                                                    13,262     203,889       0.0%
#*  SSAB AB Class A(BPRBWK4)                                      19,797      62,972       0.0%
#*  SSAB AB Class A(B17H0S8)                                     140,888     446,853       0.0%
#*  SSAB AB Class B(BPRBWM6)                                     112,074     297,743       0.0%
*   SSAB AB Class B(B17H3F6)                                     322,672     856,415       0.1%
    Svenska Cellulosa AB SCA Class A                               2,124      60,179       0.0%
    Svenska Cellulosa AB SCA Class B                              82,061   2,324,198       0.1%
    Svenska Handelsbanken AB Class A                              79,242   1,080,316       0.1%
    Svenska Handelsbanken AB Class B                               1,904      25,573       0.0%
    Sweco AB Class B                                              16,886     338,772       0.0%
    Swedbank AB Class A                                           52,559   1,229,839       0.1%
    Swedish Match AB                                              10,042     349,463       0.0%
    Systemair AB                                                   1,735      22,291       0.0%
    Tele2 AB Class B                                             125,961   1,040,127       0.1%
    Telefonaktiebolaget LM Ericsson Class A                        4,300      23,230       0.0%
    Telefonaktiebolaget LM Ericsson Class B                      116,032     562,855       0.0%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 27,188     132,406       0.0%
    Telia Co AB                                                  351,894   1,405,764       0.1%
    Thule Group AB (The)                                           8,352     128,925       0.0%
    Transcom Worldwide AB                                          2,321      16,666       0.0%
    Trelleborg AB Class B                                         58,923   1,028,495       0.1%
    Unibet Group P.L.C.                                           73,728     651,127       0.1%
#   Victoria Park AB Class B                                      19,283      47,630       0.0%
    Vitrolife AB                                                   5,059     261,725       0.0%
    Volvo AB Class A                                              13,728     146,896       0.0%
    Volvo AB Class B                                              51,616     553,628       0.0%
    Wallenstam AB Class B                                         25,578     197,018       0.0%
    Wihlborgs Fastigheter AB                                      15,510     300,620       0.0%
                                                                         -----------       ---
TOTAL SWEDEN                                                              50,731,426       2.7%
                                                                         -----------       ---
SWITZERLAND -- (6.1%)
    ABB, Ltd.                                                    130,956   2,701,677       0.2%
    ABB, Ltd. Sponsored ADR                                       16,820     347,333       0.0%
    Actelion, Ltd.                                                 5,856     846,168       0.1%
    Adecco Group AG                                               20,714   1,229,996       0.1%
#*  AFG Arbonia-Forster Holding AG                                24,493     367,485       0.0%
    Allreal Holding AG                                             9,059   1,333,241       0.1%
*   Alpiq Holding AG                                               2,317     215,174       0.0%
    ALSO Holding AG                                                1,802     165,040       0.0%
#   ams AG                                                        21,890     612,942       0.0%
    APG SGA SA                                                       523     218,562       0.0%
    Aryzta AG                                                     43,253   1,900,599       0.1%
    Ascom Holding AG                                              24,492     419,398       0.0%
    Autoneum Holding AG                                            2,195     580,838       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Bachem Holding AG Class B                                      1,478 $  131,638       0.0%
    Baloise Holding AG                                            26,119  3,213,408       0.2%
    Bank Coop AG                                                   1,479     62,632       0.0%
    Banque Cantonale de Geneve                                       163     48,173       0.0%
    Banque Cantonale Vaudoise                                      1,980  1,243,912       0.1%
    Barry Callebaut AG                                               904  1,125,771       0.1%
    Basler Kantonalbank                                              599     40,539       0.0%
    Belimo Holding AG                                                158    482,382       0.0%
    Bell AG                                                          636    272,120       0.0%
    Bellevue Group AG                                              6,204     93,178       0.0%
    Berner Kantonalbank AG                                         1,825    331,303       0.0%
#   BKW AG                                                         4,206    195,685       0.0%
    Bobst Group SA                                                 6,272    345,193       0.0%
    Bossard Holding AG Class A                                     2,917    415,552       0.0%
    Bucher Industries AG                                           4,074    905,063       0.1%
    Burckhardt Compression Holding AG                              1,579    457,777       0.0%
    Burkhalter Holding AG                                          1,062    135,999       0.0%
    Calida Holding AG                                              3,845    133,710       0.0%
    Carlo Gavazzi Holding AG                                          42     10,366       0.0%
    Cembra Money Bank AG                                          12,760    975,280       0.1%
    Cham Paper Holding AG                                             17      5,414       0.0%
#*  Charles Voegele Holding AG                                     4,299     27,404       0.0%
    Chocoladefabriken Lindt & Spruengli AG                             3    186,086       0.0%
    Cie Financiere Richemont SA                                   23,937  1,538,907       0.1%
    Cie Financiere Tradition SA                                      543     43,023       0.0%
    Clariant AG                                                  182,599  3,023,740       0.2%
    Coltene Holding AG                                             2,325    165,816       0.0%
    Conzzeta AG                                                      583    402,691       0.0%
    COSMO Pharmaceuticals NV                                       1,784    259,153       0.0%
    Credit Suisse Group AG                                       115,960  1,617,964       0.1%
    Credit Suisse Group AG Sponsored ADR                          16,869    234,473       0.0%
    Daetwyler Holding AG                                           3,298    451,793       0.0%
    DKSH Holding AG                                               13,438    931,345       0.1%
    dorma+kaba Holding AG Class B                                  1,362    946,431       0.1%
*   Dottikon Es Holding AG                                            27     10,886       0.0%
*   Dufry AG                                                      18,446  2,244,096       0.1%
    Edmond de Rothschild Suisse SA                                     1     14,007       0.0%
    EFG International AG                                          28,589    154,101       0.0%
    Emmi AG                                                        1,664    982,975       0.1%
    EMS-Chemie Holding AG                                            615    308,696       0.0%
    Energiedienst Holding AG                                       1,258     32,546       0.0%
#*  Evolva Holding SA                                              5,334      2,262       0.0%
    Feintool International Holding AG                                929    108,101       0.0%
    Flughafen Zuerich AG                                          16,575  3,046,882       0.2%
    Forbo Holding AG                                                 675    860,474       0.1%
    Galenica AG                                                    1,180  1,183,087       0.1%
    GAM Holding AG                                               102,998    997,697       0.1%
*   Gategroup Holding AG                                          20,047  1,054,636       0.1%
    Geberit AG                                                     2,030    858,222       0.1%
    Georg Fischer AG                                               2,629  2,330,860       0.1%
    Givaudan SA                                                      592  1,144,968       0.1%
    Gurit Holding AG                                                 235    198,899       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Helvetia Holding AG                                            4,510 $2,346,392       0.1%
#   HOCHDORF Holding AG                                              457    127,119       0.0%
    Huber & Suhner AG                                              6,934    403,760       0.0%
    Implenia AG                                                    8,416    563,663       0.0%
    Inficon Holding AG                                               873    313,508       0.0%
    Interroll Holding AG                                             407    444,248       0.0%
    Intershop Holding AG                                             410    209,382       0.0%
    Julius Baer Group, Ltd.                                       50,459  2,042,660       0.1%
#   Jungfraubahn Holding AG                                          127     11,900       0.0%
    Kardex AG                                                      5,120    438,373       0.0%
    Komax Holding AG                                               2,903    699,087       0.0%
    Kudelski SA                                                   27,224    469,363       0.0%
    Kuehne + Nagel International AG                                2,059    279,081       0.0%
    LafargeHolcim, Ltd.(7110753)                                  35,104  1,872,472       0.1%
    LafargeHolcim, Ltd.(BZ3DNX4)                                  28,089  1,500,209       0.1%
    LEM Holding SA                                                   221    246,619       0.0%
    Liechtensteinische Landesbank AG                               5,044    203,888       0.0%
#*  LifeWatch AG                                                   3,132     29,437       0.0%
    Logitech International SA(B18ZRK2)                            55,543  1,343,390       0.1%
#   Logitech International SA(H50430232)                          43,913  1,064,890       0.1%
    Lonza Group AG                                                15,916  3,003,376       0.2%
    Luzerner Kantonalbank AG                                       1,750    680,029       0.0%
    MCH Group AG                                                     200     13,442       0.0%
    Metall Zug AG                                                    125    401,670       0.0%
#*  Meyer Burger Technology AG                                    32,461    106,070       0.0%
    Mikron Holding AG                                              4,766     30,730       0.0%
    Mobilezone Holding AG                                          9,046    134,412       0.0%
    Mobimo Holding AG                                              4,292  1,032,732       0.1%
    Nestle SA                                                    110,012  7,977,396       0.4%
    Novartis AG                                                   52,784  3,745,953       0.2%
    Novartis AG Sponsored ADR                                     73,269  5,203,564       0.3%
    OC Oerlikon Corp. AG                                         116,785  1,097,891       0.1%
*   Orascom Development Holding AG                                 9,372     56,173       0.0%
#   Orell Fuessli Holding AG                                         184     22,349       0.0%
    Orior AG                                                       3,225    260,731       0.0%
    Panalpina Welttransport Holding AG                             3,313    429,779       0.0%
    Partners Group Holding AG                                      1,784    903,132       0.1%
    Phoenix Mecano AG                                                223    114,120       0.0%
    Plazza AG                                                        583    138,617       0.0%
    PSP Swiss Property AG                                          5,001    447,482       0.0%
    Rieter Holding AG                                              2,560    486,169       0.0%
    Romande Energie Holding SA                                        63     77,507       0.0%
    Schaffner Holding AG                                             372     88,515       0.0%
    Schindler Holding AG                                           1,534    283,955       0.0%
*   Schmolz + Bickenbach AG                                      310,797    203,839       0.0%
    Schweiter Technologies AG                                        631    680,384       0.0%
    SFS Group AG                                                   2,972    223,908       0.0%
    SGS SA                                                           229    463,517       0.0%
    Siegfried Holding AG                                           2,524    519,037       0.0%
    Sika AG                                                          327  1,571,711       0.1%
    Sonova Holding AG                                              5,419    726,757       0.0%
    St Galler Kantonalbank AG                                      1,218    457,175       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Straumann Holding AG                                           2,325 $    872,318       0.1%
    Sulzer AG                                                      8,239      811,386       0.1%
    Sunrise Communications Group AG                                9,921      677,855       0.0%
#   Swatch Group AG (The)(7184725)                                 4,654    1,399,723       0.1%
    Swatch Group AG (The)(7184736)                                 9,624      554,804       0.0%
    Swiss Life Holding AG                                         12,759    3,376,447       0.2%
    Swiss Prime Site AG                                            7,847      650,823       0.0%
    Swiss Re AG                                                   39,527    3,668,568       0.2%
    Swisscom AG                                                    1,621      740,996       0.0%
    Swissquote Group Holding SA                                    5,947      169,013       0.0%
    Syngenta AG                                                    6,551    2,621,487       0.1%
    Syngenta AG ADR                                                6,335      509,461       0.0%
    Tamedia AG                                                       996      162,649       0.0%
    Tecan Group AG                                                 2,508      413,269       0.0%
    Temenos Group AG                                              15,719    1,015,157       0.1%
    Thurgauer Kantonalbank                                            54        4,933       0.0%
    u-blox Holding AG                                              2,638      498,650       0.0%
    UBS Group AG(BRJL176)                                         91,512    1,293,765       0.1%
#*  UBS Group AG(H42097107)                                       93,702    1,318,387       0.1%
    Valiant Holding AG                                             8,309      787,760       0.1%
    Valora Holding AG                                              2,614      759,532       0.0%
    Vaudoise Assurances Holding SA                                   678      329,733       0.0%
    Vetropack Holding AG                                              80      131,225       0.0%
    Vontobel Holding AG                                           19,980      978,357       0.1%
    VP Bank AG                                                       684       67,146       0.0%
    VZ Holding AG                                                    437      129,267       0.0%
    Walliser Kantonalbank                                            560       42,435       0.0%
    Walter Meier AG                                                  525       19,087       0.0%
    Ypsomed Holding AG                                               784      149,699       0.0%
*   Zehnder Group AG                                               6,719      279,202       0.0%
    Zug Estates Holding AG Class B                                    50       83,540       0.0%
    Zuger Kantonalbank AG                                             25      124,938       0.0%
    Zurich Insurance Group AG                                     11,416    2,988,212       0.2%
                                                                         ------------       ---
TOTAL SWITZERLAND                                                         120,747,156       6.5%
                                                                         ------------       ---
UNITED KINGDOM -- (13.4%)
    3i Group P.L.C.                                               83,261      682,507       0.0%
    4imprint Group P.L.C.                                            979       19,763       0.0%
    888 Holdings P.L.C.                                          103,048      274,433       0.0%
    A.G. Barr P.L.C.                                              32,273      186,045       0.0%
    AA P.L.C.                                                     19,006       59,444       0.0%
    Aberdeen Asset Management P.L.C.                             305,795    1,196,157       0.1%
    Acacia Mining P.L.C.                                         139,309      884,481       0.1%
    Acal P.L.C.                                                   24,274       68,533       0.0%
    Admiral Group P.L.C.                                          25,512      597,725       0.0%
*   Afren P.L.C.                                                 449,270           --       0.0%
    Aggreko P.L.C.                                                76,857      751,478       0.1%
*   Aldermore Group P.L.C.                                        22,318       47,141       0.0%
    Amec Foster Wheeler P.L.C.                                   200,927    1,096,240       0.1%
*   Anglo American P.L.C.                                        210,298    2,918,769       0.2%
    Anglo Pacific Group P.L.C.                                    52,982       79,984       0.0%
    Anglo-Eastern Plantations P.L.C.                                  19          128       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
#   Antofagasta P.L.C.                                           114,468 $  761,334       0.1%
    Arrow Global Group P.L.C.                                     73,595    269,429       0.0%
    Ashmore Group P.L.C.                                         145,839    626,314       0.0%
    Ashtead Group P.L.C.                                          97,961  1,526,381       0.1%
    Associated British Foods P.L.C.                               11,073    333,065       0.0%
    AstraZeneca P.L.C.                                               956     53,531       0.0%
    AstraZeneca P.L.C. Sponsored ADR                              81,313  2,302,784       0.1%
    Auto Trader Group P.L.C.                                      75,425    345,558       0.0%
    AVEVA Group P.L.C.                                            22,171    499,195       0.0%
    Aviva P.L.C.                                                 371,105  2,010,933       0.1%
    Avon Rubber P.L.C.                                             3,735     45,324       0.0%
    B&M European Value Retail SA                                  79,802    229,110       0.0%
    Babcock International Group P.L.C.                           103,094  1,246,184       0.1%
    BAE Systems P.L.C.                                           200,216  1,326,582       0.1%
    Balfour Beatty P.L.C.                                        310,543  1,029,607       0.1%
    Barclays P.L.C.                                              257,747    597,150       0.0%
    Barclays P.L.C. Sponsored ADR                                223,299  2,058,817       0.1%
    Barratt Developments P.L.C.                                  426,314  2,364,096       0.1%
    BBA Aviation P.L.C.                                          373,754  1,181,819       0.1%
    Beazley P.L.C.                                               230,428  1,025,999       0.1%
    Bellway P.L.C.                                                65,202  1,886,830       0.1%
    Berendsen P.L.C.                                              66,575    785,656       0.1%
    Berkeley Group Holdings P.L.C.                                51,343  1,480,804       0.1%
    BGEO Group P.L.C.                                             16,705    603,572       0.0%
    BHP Billiton P.L.C.                                            3,376     50,765       0.0%
    BHP Billiton P.L.C. ADR                                       83,946  2,538,527       0.1%
    Bloomsbury Publishing P.L.C.                                   1,815      3,364       0.0%
    Bodycote P.L.C.                                              119,704    867,541       0.1%
    Booker Group P.L.C.                                          365,456    801,540       0.1%
    Bovis Homes Group P.L.C.                                     117,406  1,087,033       0.1%
    BP P.L.C.                                                    305,632  1,806,806       0.1%
    BP P.L.C. Sponsored ADR                                      259,985  9,242,472       0.5%
    Braemar Shipping Services P.L.C.                               1,625      6,265       0.0%
    Brammer P.L.C.                                                48,358     61,670       0.0%
    Brewin Dolphin Holdings P.L.C.                               142,075    452,006       0.0%
    Britvic P.L.C.                                                84,683    574,552       0.0%
    BT Group P.L.C.                                               46,311    212,569       0.0%
*   BTG P.L.C.                                                    78,457    631,341       0.0%
    Bunzl P.L.C.                                                  25,249    677,868       0.0%
    Burberry Group P.L.C.                                         26,801    483,358       0.0%
*   Cairn Energy P.L.C.                                          426,045  1,059,218       0.1%
    Cambian Group P.L.C.                                          18,080     27,089       0.0%
    Cape P.L.C.                                                   65,540    166,741       0.0%
    Capita P.L.C.                                                 34,060    243,798       0.0%
    Capital & Counties Properties P.L.C.                          59,925    211,315       0.0%
    Carclo P.L.C.                                                  6,128      9,123       0.0%
    Card Factory P.L.C.                                           11,025     34,261       0.0%
    Carillion P.L.C.                                             321,633    985,623       0.1%
    Carnival P.L.C.                                                6,432    310,234       0.0%
    Carnival P.L.C. ADR                                            4,899    239,414       0.0%
    Castings P.L.C.                                                9,986     52,860       0.0%
    Centamin P.L.C.                                              825,658  1,599,207       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Centaur Media P.L.C.                                           3,412 $    1,850       0.0%
    Centrica P.L.C.                                              369,046    966,626       0.1%
*   Chemring Group P.L.C.                                        206,659    366,667       0.0%
    Chesnara P.L.C.                                               49,447    192,655       0.0%
    Cineworld Group P.L.C.                                       119,867    791,528       0.1%
*   Circassia Pharmaceuticals P.L.C.                              18,162     18,059       0.0%
    Clarkson P.L.C.                                                4,972    118,433       0.0%
    Close Brothers Group P.L.C.                                   76,833  1,246,798       0.1%
*   CLS Holdings P.L.C.                                            1,301     24,739       0.0%
    Cobham P.L.C.                                                630,397  1,099,884       0.1%
    Coca-Cola HBC AG                                              38,901    839,480       0.1%
    Communisis P.L.C.                                            101,723     44,822       0.0%
    Computacenter P.L.C.                                          46,811    416,044       0.0%
    Connect Group P.L.C.                                          51,329     86,123       0.0%
    Consort Medical P.L.C.                                        17,497    244,640       0.0%
    Costain Group P.L.C.                                          24,243    109,810       0.0%
    Countrywide P.L.C.                                            12,076     26,498       0.0%
    Cranswick P.L.C.                                              20,351    527,508       0.0%
    Crest Nicholson Holdings P.L.C.                               32,990    163,963       0.0%
    Creston P.L.C.                                                 3,606      4,501       0.0%
    Croda International P.L.C.                                    20,689    884,766       0.1%
*   CYBG P.L.C.                                                   23,972     78,273       0.0%
    Daejan Holdings P.L.C.                                           830     55,281       0.0%
    Daily Mail & General Trust P.L.C. Class A                     92,207    846,335       0.1%
    Dairy Crest Group P.L.C.                                     103,539    772,717       0.1%
    DCC P.L.C.                                                    17,872  1,454,056       0.1%
    De La Rue P.L.C.                                              27,797    194,685       0.0%
    Debenhams P.L.C.                                             761,435    500,076       0.0%
    Dechra Pharmaceuticals P.L.C.                                 37,315    614,081       0.0%
    Devro P.L.C.                                                  92,522    257,147       0.0%
    Diageo P.L.C.                                                 19,906    529,829       0.0%
    Diageo P.L.C. Sponsored ADR                                   15,627  1,680,371       0.1%
#*  Dialight P.L.C.                                                4,498     38,487       0.0%
    Dignity P.L.C.                                                15,901    515,696       0.0%
    Diploma P.L.C.                                                62,660    718,069       0.0%
    Direct Line Insurance Group P.L.C.                           240,714  1,018,359       0.1%
    Dixons Carphone P.L.C.                                       164,176    631,190       0.0%
    Domino's Pizza Group P.L.C.                                  165,234    687,023       0.0%
    Drax Group P.L.C.                                            273,668  1,060,361       0.1%
    DS Smith P.L.C.                                              348,902  1,701,314       0.1%
    Dunelm Group P.L.C.                                           30,786    285,113       0.0%
    E2V Technologies P.L.C.                                       46,654    123,523       0.0%
    easyJet P.L.C.                                                21,203    243,146       0.0%
    Electrocomponents P.L.C.                                     293,057  1,335,075       0.1%
    Elementis P.L.C.                                             282,820    824,838       0.1%
#*  EnQuest P.L.C.(B635TG2)                                      642,749    211,901       0.0%
    EnQuest P.L.C.(BYM5538)                                      285,664     13,986       0.0%
*   Enterprise Inns P.L.C.                                       448,339    505,868       0.0%
    Essentra P.L.C.                                               68,713    428,272       0.0%
    esure Group P.L.C.                                            45,473    151,102       0.0%
    Euromoney Institutional Investor P.L.C.                       10,092    128,661       0.0%
*   Evraz P.L.C.                                                 128,908    323,198       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Experian P.L.C.                                               52,061 $1,000,848       0.1%
    Fenner P.L.C.                                                120,766    323,646       0.0%
*   Ferrexpo P.L.C.                                              120,599    148,439       0.0%
    Fidessa Group P.L.C.                                          15,348    461,536       0.0%
*   Findel P.L.C.                                                 17,993     46,651       0.0%
*   Firstgroup P.L.C.                                            745,666    998,777       0.1%
    Foxtons Group P.L.C.                                          49,451     64,773       0.0%
    Fresnillo P.L.C.                                                 219      4,406       0.0%
    Fuller Smith & Turner P.L.C. Class A                           7,612     97,023       0.0%
    G4S P.L.C.                                                   199,201    535,078       0.0%
    Galliford Try P.L.C.                                          48,609    728,702       0.1%
    Gem Diamonds, Ltd.                                            97,093    138,035       0.0%
    Genus P.L.C.                                                  17,935    411,921       0.0%
    GKN P.L.C.                                                   225,405    879,039       0.1%
*   Glencore P.L.C.                                              635,220  1,944,477       0.1%
    Go-Ahead Group P.L.C.                                         16,219    411,365       0.0%
    Grafton Group P.L.C.                                          74,277    451,156       0.0%
    Grainger P.L.C.                                               99,524    269,426       0.0%
    Greencore Group P.L.C.                                       213,825    862,870       0.1%
    Greene King P.L.C.                                           136,025  1,216,803       0.1%
    Greggs P.L.C.                                                 51,904    606,684       0.0%
    GVC Holdings P.L.C.                                           86,041    733,027       0.1%
    Halfords Group P.L.C.                                        139,324    579,208       0.0%
    Halma P.L.C.                                                 134,243  1,718,567       0.1%
    Hargreaves Lansdown P.L.C.                                    31,344    444,353       0.0%
    Hays P.L.C.                                                  477,180    797,008       0.1%
    Headlam Group P.L.C.                                          26,484    159,689       0.0%
    Helical P.L.C.                                                65,596    212,310       0.0%
#   Henderson Group P.L.C.                                       383,396  1,084,763       0.1%
    Henry Boot P.L.C.                                                736      1,764       0.0%
    Hikma Pharmaceuticals P.L.C.                                  27,436    588,456       0.0%
    Hill & Smith Holdings P.L.C.                                  45,850    564,079       0.0%
    Hilton Food Group P.L.C.                                         435      3,221       0.0%
    Hiscox, Ltd.                                                 115,987  1,448,311       0.1%
    Hochschild Mining P.L.C.                                     153,387    500,011       0.0%
    Hogg Robinson Group P.L.C.                                    16,257     14,094       0.0%
    HomeServe P.L.C.                                             142,923  1,067,054       0.1%
    Howden Joinery Group P.L.C.                                  218,842  1,002,109       0.1%
    HSBC Holdings P.L.C.                                         152,899  1,151,503       0.1%
    HSBC Holdings P.L.C. Sponsored ADR                           228,451  8,596,611       0.5%
    Hunting P.L.C.                                                99,472    611,317       0.0%
    Huntsworth P.L.C.                                             36,761     18,711       0.0%
    ICAP P.L.C.                                                  168,115    996,831       0.1%
    IG Group Holdings P.L.C.                                     137,677  1,390,289       0.1%
#*  Imagination Technologies Group P.L.C.                        119,050    329,216       0.0%
    IMI P.L.C.                                                    51,417    624,538       0.0%
    Inchcape P.L.C.                                              219,130  1,742,240       0.1%
    Indivior P.L.C.                                               85,353    327,815       0.0%
    Informa P.L.C.                                               164,232  1,351,153       0.1%
    Inmarsat P.L.C.                                               82,293    705,914       0.0%
    InterContinental Hotels Group P.L.C.                           8,676    336,357       0.0%
#   InterContinental Hotels Group P.L.C. ADR                       5,278    208,217       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Intermediate Capital Group P.L.C.                               92,704 $  686,671       0.0%
    International Consolidated Airlines Group SA                    96,420    511,300       0.0%
*   International Ferro Metals, Ltd.                                82,212        171       0.0%
    International Personal Finance P.L.C.                           70,132    252,615       0.0%
    Interserve P.L.C.                                               73,903    307,037       0.0%
    Intertek Group P.L.C.                                           23,108    964,114       0.1%
    Investec P.L.C.                                                135,621    841,689       0.1%
*   IP Group P.L.C.                                                127,668    235,413       0.0%
    ITE Group P.L.C.                                               127,020    224,920       0.0%
    ITV P.L.C.                                                     234,522    488,919       0.0%
    J D Wetherspoon P.L.C.                                          46,471    494,756       0.0%
    J Sainsbury P.L.C.                                             896,529  2,748,796       0.2%
    James Fisher & Sons P.L.C.                                      26,460    523,619       0.0%
    Jardine Lloyd Thompson Group P.L.C.                             39,044    491,795       0.0%
    JD Sports Fashion P.L.C.                                        28,824    535,906       0.0%
*   Jimmy Choo P.L.C.                                               19,165     31,006       0.0%
    John Laing Group P.L.C.                                         17,315     57,293       0.0%
    John Menzies P.L.C.                                             44,633    271,548       0.0%
    John Wood Group P.L.C.                                         129,119  1,213,612       0.1%
    Johnson Matthey P.L.C.                                          22,833    951,753       0.1%
    JRP Group P.L.C.                                                28,022     41,448       0.0%
    Jupiter Fund Management P.L.C.                                 127,043    669,844       0.0%
*   KAZ Minerals P.L.C.                                            217,989    761,431       0.1%
    KCOM Group P.L.C.                                              228,044    328,722       0.0%
    Keller Group P.L.C.                                             43,448    361,679       0.0%
    Kier Group P.L.C.                                               59,391    987,641       0.1%
    Kingfisher P.L.C.                                              143,787    635,167       0.0%
    Ladbrokes P.L.C.                                               384,837    628,307       0.0%
    Laird P.L.C.                                                   153,823    272,474       0.0%
*   Lamprell P.L.C.                                                166,629    149,728       0.0%
    Lancashire Holdings, Ltd.                                       93,143    794,258       0.1%
    Laura Ashley Holdings P.L.C.                                    45,699     10,914       0.0%
    Lavendon Group P.L.C.                                           57,606     87,259       0.0%
    Legal & General Group P.L.C.                                   457,957  1,171,570       0.1%
*   Liberty Global P.L.C. Class A                                   12,962    422,561       0.0%
*   Liberty Global P.L.C. Series C                                  31,782  1,010,668       0.1%
*   Liberty Global P.L.C. LiLAC Class A                              1,733     47,900       0.0%
*   Liberty Global P.L.C. LiLAC Class C                              4,252    117,525       0.0%
    Lloyds Banking Group P.L.C.                                  2,142,481  1,496,144       0.1%
    Lloyds Banking Group P.L.C. ADR                                139,093    392,242       0.0%
    London Stock Exchange Group P.L.C.                              15,430    530,004       0.0%
*   Lonmin P.L.C.                                                  229,955    536,171       0.0%
    Lookers P.L.C.                                                 166,283    209,769       0.0%
    Low & Bonar P.L.C.                                              33,427     28,895       0.0%
    LSL Property Services P.L.C.                                    11,670     27,691       0.0%
    Man Group P.L.C.                                               824,409  1,256,842       0.1%
*   Management Consulting Group P.L.C.                              29,849      7,576       0.0%
    Marks & Spencer Group P.L.C.                                   163,936    682,103       0.0%
    Marshalls P.L.C.                                                56,963    191,296       0.0%
    Marston's P.L.C.                                               496,744    812,492       0.1%
    McBride P.L.C.                                                  45,137    104,020       0.0%
    Mears Group P.L.C.                                              38,002    209,681       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Meggitt P.L.C.                                                 205,430 $1,092,878       0.1%
    Melrose Industries P.L.C.                                    1,702,272  3,512,968       0.2%
    Merlin Entertainments P.L.C.                                    83,077    468,206       0.0%
    Micro Focus International P.L.C.                                32,220    843,695       0.1%
    Millennium & Copthorne Hotels P.L.C.                           112,901    619,089       0.0%
    Mitchells & Butlers P.L.C.                                     165,801    565,093       0.0%
    Mitie Group P.L.C.                                             227,234    583,977       0.0%
    MJ Gleeson P.L.C.                                                  400      2,493       0.0%
    Mondi P.L.C.                                                    43,037    839,890       0.1%
    Moneysupermarket.com Group P.L.C.                              167,136    535,139       0.0%
    Morgan Advanced Materials P.L.C.                               141,589    471,486       0.0%
    Morgan Sindall Group P.L.C.                                     20,115    177,225       0.0%
*   Mothercare P.L.C.                                               34,783     45,632       0.0%
    N Brown Group P.L.C.                                            75,881    177,181       0.0%
    National Express Group P.L.C.                                  217,464    976,916       0.1%
    NCC Group P.L.C.                                                54,096    125,635       0.0%
    Next P.L.C.                                                      6,961    409,542       0.0%
    Northgate P.L.C.                                               119,982    616,166       0.0%
    Novae Group P.L.C.                                              27,296    269,621       0.0%
*   Ocado Group P.L.C.                                              54,464    182,986       0.0%
    Old Mutual P.L.C.                                              454,998  1,119,267       0.1%
    OneSavings Bank P.L.C.                                          33,034    117,073       0.0%
*   Ophir Energy P.L.C.                                            521,287    440,110       0.0%
    Oxford Instruments P.L.C.                                       18,136    150,038       0.0%
    Pagegroup P.L.C.                                                89,686    397,127       0.0%
    Paragon Group of Cos. P.L.C. (The)                             156,566    635,025       0.0%
    PayPoint P.L.C.                                                 13,827    182,108       0.0%
*   Paysafe Group P.L.C.                                           159,296    841,976       0.1%
    Pearson P.L.C.                                                  15,716    145,395       0.0%
#   Pearson P.L.C. Sponsored ADR                                    42,859    395,589       0.0%
    Pendragon P.L.C.                                               235,928     86,633       0.0%
    Pennon Group P.L.C.                                             67,150    685,314       0.0%
    Persimmon P.L.C.                                                63,695  1,318,476       0.1%
    Petra Diamonds, Ltd.                                           238,551    444,131       0.0%
    Petrofac, Ltd.                                                  84,960    836,732       0.1%
*   Petropavlovsk P.L.C.                                           775,528     78,068       0.0%
    Pets at Home Group P.L.C.                                       45,151    117,980       0.0%
    Phoenix Group Holdings                                         126,833  1,133,041       0.1%
    Photo-Me International P.L.C.                                   73,476    136,145       0.0%
    Playtech P.L.C.                                                 67,189    762,132       0.1%
    Polypipe Group P.L.C.                                           18,982     58,528       0.0%
*   Premier Foods P.L.C.                                           716,875    399,355       0.0%
*   Premier Oil P.L.C.                                             402,215    323,876       0.0%
    Provident Financial P.L.C.                                       7,663    276,254       0.0%
    Prudential P.L.C.                                               55,436    904,653       0.1%
    Prudential P.L.C. ADR                                            2,030     66,442       0.0%
*   Punch Taverns P.L.C.                                             6,980      9,086       0.0%
    PZ Cussons P.L.C.                                               57,048    233,536       0.0%
    QinetiQ Group P.L.C.                                           293,228    825,772       0.1%
    Randgold Resources, Ltd.                                        10,503    932,736       0.1%
    Rank Group P.L.C.                                               50,857    120,137       0.0%
    Rathbone Brothers P.L.C.                                        11,335    247,422       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Raven Russia, Ltd.                                              26,852 $   12,787       0.0%
*   REA Holdings P.L.C.                                              1,822      7,072       0.0%
    Reckitt Benckiser Group P.L.C.                                   6,876    615,130       0.0%
#   Redrow P.L.C.                                                  157,029    729,379       0.1%
    Regus P.L.C.                                                   229,606    698,531       0.0%
    RELX P.L.C.                                                     40,625    725,162       0.0%
#   RELX P.L.C. Sponsored ADR                                       34,053    617,721       0.0%
    Renishaw P.L.C.                                                 12,802    403,527       0.0%
*   Renold P.L.C.                                                   12,120      6,075       0.0%
    Rentokil Initial P.L.C.                                        549,881  1,533,795       0.1%
    Restaurant Group P.L.C. (The)                                  110,647    507,576       0.0%
    Ricardo P.L.C.                                                  20,450    231,939       0.0%
    Rightmove P.L.C.                                                27,272  1,244,888       0.1%
    Rio Tinto P.L.C.                                                 5,471    190,256       0.0%
    Rio Tinto P.L.C. Sponsored ADR                                  62,149  2,165,893       0.1%
    RM P.L.C.                                                        8,611     13,179       0.0%
    Robert Walters P.L.C.                                           19,328     81,653       0.0%
    Rolls-Royce Holdings P.L.C.(BZC0LD2)                         5,778,842      7,073       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                           125,627  1,115,143       0.1%
    Rotork P.L.C.                                                  231,380    577,237       0.0%
*   Royal Bank of Scotland Group P.L.C.                            179,218    414,157       0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR               20,418     94,535       0.0%
    Royal Dutch Shell P.L.C. Class A                                61,723  1,537,347       0.1%
    Royal Dutch Shell P.L.C. Class B                                 6,539    168,657       0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                147,757  7,359,766       0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                113,939  5,960,149       0.3%
    Royal Mail P.L.C.                                              193,170  1,158,922       0.1%
    RPC Group P.L.C.                                               131,693  1,527,187       0.1%
    RPS Group P.L.C.                                               157,843    324,940       0.0%
    RSA Insurance Group P.L.C.                                     281,468  1,900,373       0.1%
    Saga P.L.C.                                                    342,705    831,264       0.1%
    Sage Group P.L.C. (The)                                        118,808  1,048,238       0.1%
    Savills P.L.C.                                                  76,498    648,894       0.0%
    Schroders P.L.C.(0239581)                                        4,732    120,501       0.0%
    Schroders P.L.C.(0240549)                                        7,255    249,716       0.0%
    SDL P.L.C.                                                      34,219    181,591       0.0%
    Senior P.L.C.                                                  227,094    483,958       0.0%
    Sepura P.L.C.                                                    6,972      1,279       0.0%
*   Serco Group P.L.C.                                              31,940     53,492       0.0%
    Severfield P.L.C.                                               65,902     46,396       0.0%
    Severn Trent P.L.C.                                             17,651    502,457       0.0%
    Shanks Group P.L.C.                                            242,828    266,674       0.0%
*   Shawbrook Group P.L.C.                                           5,137     14,133       0.0%
    Shire P.L.C.                                                     8,763    494,783       0.0%
    Shire P.L.C. ADR                                                 3,402    573,713       0.0%
    SIG P.L.C.                                                     287,356    388,705       0.0%
    Sky P.L.C.                                                      61,716    616,990       0.0%
    Smith & Nephew P.L.C.                                           40,935    591,771       0.0%
    Smith & Nephew P.L.C. Sponsored ADR                             23,126    676,436       0.0%
    Smiths Group P.L.C.                                             55,681    964,850       0.1%
    Soco International P.L.C.                                      152,615    257,561       0.0%
    Spectris P.L.C.                                                 50,464  1,263,544       0.1%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Speedy Hire P.L.C.                                           241,247 $  112,483       0.0%
    Spirax-Sarco Engineering P.L.C.                               21,792  1,174,918       0.1%
    Spire Healthcare Group P.L.C.                                 17,530     79,660       0.0%
    Spirent Communications P.L.C.                                178,961    180,576       0.0%
*   Sportech P.L.C.                                                2,757      2,295       0.0%
#*  Sports Direct International P.L.C.                            38,696    130,842       0.0%
    SSE P.L.C.                                                    79,927  1,554,024       0.1%
    SSP Group P.L.C.                                              51,371    213,472       0.0%
    St. Ives P.L.C.                                               23,231     38,015       0.0%
    St. James's Place P.L.C.                                      60,565    699,454       0.0%
    St. Modwen Properties P.L.C.                                 106,796    357,436       0.0%
    Stagecoach Group P.L.C.                                      147,789    357,507       0.0%
*   Standard Chartered P.L.C.                                    374,495  3,256,575       0.2%
    Standard Life P.L.C.                                         116,297    479,918       0.0%
    Sthree P.L.C.                                                 12,874     37,678       0.0%
    Stobart Group, Ltd.                                           61,975    122,869       0.0%
    SuperGroup P.L.C.                                             21,861    359,765       0.0%
    Synthomer P.L.C.                                             156,302    683,172       0.0%
    TalkTalk Telecom Group P.L.C.                                176,147    438,752       0.0%
    Tate & Lyle P.L.C.                                           200,729  1,914,345       0.1%
    Taylor Wimpey P.L.C.                                         790,495  1,368,932       0.1%
    Ted Baker P.L.C.                                              10,883    329,488       0.0%
#   Telecom Plus P.L.C.                                           34,394    498,031       0.0%
*   Tesco P.L.C.                                                 449,902  1,158,806       0.1%
*   Thomas Cook Group P.L.C.                                     386,976    328,832       0.0%
    Topps Tiles P.L.C.                                            57,768     64,624       0.0%
    Travis Perkins P.L.C.                                         56,837    924,706       0.1%
    Trifast P.L.C.                                                26,856     57,289       0.0%
    Trinity Mirror P.L.C.                                        258,790    257,340       0.0%
    TT Electronics P.L.C.                                         69,537    117,675       0.0%
    TUI AG(5666292)                                               86,705  1,103,212       0.1%
    TUI AG(B11LJN4)                                               44,549    564,692       0.0%
    Tullett Prebon P.L.C.                                        133,721    580,802       0.0%
#*  Tullow Oil P.L.C.                                            673,795  2,175,501       0.1%
    U & I Group P.L.C.                                            56,733    109,308       0.0%
    UBM P.L.C.                                                   111,418    978,237       0.1%
    UDG Healthcare P.L.C.                                        104,413    834,442       0.1%
    Ultra Electronics Holdings P.L.C.                             38,890    883,647       0.1%
    UNITE Group P.L.C. (The)                                      59,964    406,183       0.0%
    United Utilities Group P.L.C.                                 36,035    414,218       0.0%
*   Vectura Group P.L.C.                                         258,496    427,946       0.0%
    Vedanta Resources P.L.C.                                      58,676    512,685       0.0%
    Vesuvius P.L.C.                                              207,736    927,226       0.1%
    Victrex P.L.C.                                                29,968    641,736       0.0%
    Virgin Money Holdings UK P.L.C.                               88,466    356,152       0.0%
    Vitec Group P.L.C. (The)                                       5,880     44,892       0.0%
    Vodafone Group P.L.C.                                        935,888  2,570,252       0.1%
#   Vodafone Group P.L.C. Sponsored ADR                          142,624  3,970,657       0.2%
*   Volex P.L.C.                                                   2,165      1,031       0.0%
    Weir Group P.L.C. (The)                                       72,797  1,512,196       0.1%
    WH Smith P.L.C.                                               39,970    719,439       0.0%
    Whitbread P.L.C.                                              15,605    689,355       0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
UNITED KINGDOM -- (Continued)
    William Hill P.L.C.                                            423,221 $    1,530,986       0.1%
    Wincanton P.L.C.                                                20,201         47,371       0.0%
*   Wizz Air Holdings P.L.C.                                         3,856         71,207       0.0%
    WM Morrison Supermarkets P.L.C.                              1,327,157      3,673,920       0.2%
    Wolseley P.L.C.                                                 14,580        756,257       0.1%
    WPP P.L.C.                                                       6,645        144,283       0.0%
    WPP P.L.C. Sponsored ADR                                        10,444      1,132,861       0.1%
    WS Atkins P.L.C.                                                36,539        675,216       0.0%
    Xaar P.L.C.                                                     27,006        138,727       0.0%
    XP Power, Ltd.                                                   2,558         53,310       0.0%
    Zoopla Property Group P.L.C.                                    22,573         84,156       0.0%
                                                                           --------------      ----
TOTAL UNITED KINGDOM                                                          266,894,787      14.4%
                                                                           --------------      ----
UNITED STATES -- (0.0%)
*   Diebold, Inc.                                                    7,756        170,168       0.0%
*   Mylan NV                                                         7,706        281,287       0.0%
    Vail Resorts, Inc.                                               1,559        248,573       0.0%
                                                                           --------------      ----
TOTAL UNITED STATES                                                               700,028       0.0%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         1,840,689,550      99.1%
                                                                           --------------      ----
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Bayerische Motoren Werke AG                                      5,557        421,919       0.0%
    Biotest AG                                                       9,043        125,932       0.0%
    Draegerwerk AG & Co. KGaA                                        5,201        371,438       0.0%
    Fuchs Petrolub SE                                               11,753        526,052       0.0%
    Henkel AG & Co. KGaA                                             2,922        375,567       0.0%
    Jungheinrich AG                                                 18,135        572,559       0.1%
    Porsche Automobil Holding SE                                    15,850        856,509       0.1%
    Sartorius AG                                                     5,992        471,669       0.0%
    Sixt SE                                                          9,450        421,914       0.0%
    STO SE & Co. KGaA                                                  655         78,506       0.0%
    Villeroy & Boch AG                                               2,705         41,646       0.0%
    Volkswagen AG                                                   19,018      2,622,117       0.2%
                                                                           --------------      ----
TOTAL GERMANY                                                                   6,885,828       0.4%
                                                                           --------------      ----
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                               1,083,288          1,326       0.0%
                                                                           --------------      ----
TOTAL PREFERRED STOCKS                                                          6,887,154       0.4%
                                                                           --------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   APN News & Media, Ltd. Rights 11/17/16                          21,010          4,475       0.0%
*   Centrebet International, Ltd. Claim Units Rights                 6,648             --       0.0%
*   Centrebet International, Ltd. Litigation Rights                  6,648             --       0.0%
*   Cooper Energy, Ltd. Rights 11/15/16                             87,472             --       0.0%
*   Tox Free Solutions, Ltd. Rights 11/18/16                        26,215             --       0.0%
                                                                           --------------      ----
TOTAL AUSTRALIA                                                                     4,475       0.0%
                                                                           --------------      ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
AUSTRIA -- (0.0%)
*    Intercell AG Rights                                               1,270 $           --        0.0%
                                                                             --------------      -----
HONG KONG -- (0.0%)
*    Cheuk Nang Holdings, Ltd. Warrants 04/24/17                         606            151        0.0%
                                                                             --------------      -----
NEW ZEALAND -- (0.0%)
*    Restaurant Brands New Zealand, Ltd. Rights 11/16/16               3,967             --        0.0%
                                                                             --------------      -----
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/07/16                              853,014         47,756        0.0%
*    Ferrovial SA Rights 11/18/16                                     16,964          7,263        0.0%
*    Papeles y Cartones de Europa SA Rights 11/14/16                  26,665          5,444        0.0%
                                                                             --------------      -----
TOTAL SPAIN                                                                          60,463        0.0%
                                                                             --------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                                125,961         37,741        0.0%
                                                                             --------------      -----
UNITED KINGDOM -- (0.0%)
*    Phoenix Group Holdings Rights 11/08/16                           73,986        201,041        0.0%
*    Shanks Group P.L.C. Rights 11/09/16                              91,061         35,109        0.0%
                                                                             --------------      -----
TOTAL UNITED KINGDOM                                                                236,150        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               338,980        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   1,847,915,684
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@ DFA Short Term Investment Fund                               12,465,810    144,254,351        7.8%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,899,597,169)                          $1,992,170,035      107.3%
                                                                             ==============      =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                       --------------------------------------------------
                                                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                                       ------------ -------------- ------- --------------
Common Stocks
   Australia                                                           $  2,866,003 $  121,376,446   --    $  124,242,449
   Austria                                                                       --     12,418,345   --        12,418,345
   Belgium                                                                3,908,754     28,870,138   --        32,778,892
   Canada                                                               164,215,258         31,564   --       164,246,822
   China                                                                         --        811,856   --           811,856
   Denmark                                                                       --     36,479,776   --        36,479,776
   Finland                                                                       --     41,782,779   --        41,782,779
   France                                                                   488,883    118,545,391   --       119,034,274
   Germany                                                                3,778,788    108,143,723   --       111,922,511
   Hong Kong                                                                372,251     59,748,024   --        60,120,275
   Ireland                                                                2,225,599      7,077,305   --         9,302,904
   Israel                                                                 2,102,368     11,746,567   --        13,848,935
   Italy                                                                    507,826     48,547,004   --        49,054,830
   Japan                                                                  9,015,112    465,248,206   --       474,263,318
   Netherlands                                                            6,228,570     48,148,023   --        54,376,593
   New Zealand                                                               49,885     10,397,480   --        10,447,365
   Norway                                                                   490,003     17,871,502   --        18,361,505
   Portugal                                                                      --      5,076,833   --         5,076,833
   Singapore                                                                 14,322     21,744,363   --        21,758,685
   Spain                                                                  2,418,495     38,868,711   --        41,287,206
   Sweden                                                                   132,406     50,599,020   --        50,731,426
   Switzerland                                                            8,678,108    112,069,048   --       120,747,156
   United Kingdom                                                        51,871,871    215,022,916   --       266,894,787
   United States                                                            248,573        451,455   --           700,028
Preferred Stocks
   Germany                                                                       --      6,885,828   --         6,885,828
   United Kingdom                                                                --          1,326   --             1,326
Rights/Warrants
   Australia                                                                     --          4,475   --             4,475
   Austria                                                                       --             --   --                --
   Hong Kong                                                                     --            151   --               151
   New Zealand                                                                   --             --   --                --
   Spain                                                                         --         60,463   --            60,463
   Sweden                                                                        --         37,741   --            37,741
   United Kingdom                                                                --        236,150   --           236,150
Securities Lending Collateral                                          --              144,254,351   --       144,254,351
                                                                       ------------ --------------   --    --------------
TOTAL                                                                  $259,613,075 $1,732,556,960   --    $1,992,170,035
                                                                       ============ ==============   ==    ==============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
COMMON STOCKS -- (96.8%)
AUSTRALIA -- (4.7%)
*   Alkane Resources, Ltd.                                        43,162 $ 18,044       0.0%
    ALS, Ltd.                                                     25,627  121,088       0.1%
    Ansell, Ltd.                                                  18,921  311,724       0.1%
*   APN News & Media, Ltd.                                        44,205   89,910       0.0%
#*  Arrium, Ltd.                                                 378,352        2       0.0%
*   ASG Group, Ltd.                                               21,948   26,654       0.0%
*   Ausdrill, Ltd.                                                29,075   29,200       0.0%
    Austal, Ltd.                                                  28,355   33,054       0.0%
*   Australian Agricultural Co., Ltd.                             65,148   86,339       0.0%
    Australian Pharmaceutical Industries, Ltd.                    47,698   68,755       0.0%
    Auswide Bank, Ltd.                                             2,707   10,861       0.0%
    Automotive Holdings Group, Ltd.                               30,169   92,732       0.0%
*   AWE, Ltd.                                                     99,671   40,819       0.0%
    Bank of Queensland, Ltd.                                      51,105  405,523       0.2%
    Beach Energy, Ltd.                                           236,577  128,773       0.1%
*   Beadell Resources, Ltd.                                       87,397   31,094       0.0%
    Bendigo & Adelaide Bank, Ltd.                                 60,299  509,217       0.2%
*   Billabong International, Ltd.                                 13,437   12,330       0.0%
    BlueScope Steel, Ltd.                                         88,385  524,355       0.2%
    Boral, Ltd.                                                   95,039  454,076       0.2%
*   Bradken, Ltd.                                                 18,462   45,133       0.0%
    Brickworks, Ltd.                                               5,390   55,236       0.0%
    Cabcharge Australia, Ltd.                                     13,114   35,848       0.0%
    Cardno, Ltd.                                                  23,600   16,574       0.0%
    Cash Converters International, Ltd.                           33,510    8,157       0.0%
    Cedar Woods Properties, Ltd.                                   6,602   22,549       0.0%
    Challenger, Ltd.                                              73,657  601,300       0.2%
    Cleanaway Waste Management, Ltd.                             276,072  243,075       0.1%
    Codan, Ltd.                                                   10,864   12,571       0.0%
    CSR, Ltd.                                                     61,506  170,784       0.1%
    Decmil Group, Ltd.                                            14,342   12,051       0.0%
    Donaco International, Ltd.                                    33,958   11,228       0.0%
*   Doray Minerals, Ltd.                                          22,135    8,934       0.0%
    Downer EDI, Ltd.                                              78,673  347,726       0.1%
*   DSHE Holdings, Ltd.                                           12,563       --       0.0%
    Eclipx Group, Ltd.                                            15,117   44,212       0.0%
#*  Energy World Corp., Ltd.                                      74,723   12,475       0.0%
    EQT Holdings, Ltd.                                             1,803   24,343       0.0%
    Estia Health, Ltd.                                             5,512   11,230       0.0%
    Event Hospitality and Entertainment, Ltd.                      6,455   68,664       0.0%
    Evolution Mining, Ltd.                                       152,787  269,436       0.1%
    Fairfax Media, Ltd.                                          323,438  202,596       0.1%
    Finbar Group, Ltd.                                            16,583   10,955       0.0%
*   Fleetwood Corp., Ltd.                                         13,313   20,268       0.0%
    Folkestone, Ltd.                                              14,526   10,123       0.0%
    G8 Education, Ltd.                                            19,181   46,017       0.0%
    GrainCorp, Ltd. Class A                                       25,710  163,945       0.1%
    Greencross, Ltd.                                               8,428   44,667       0.0%
    GWA Group, Ltd.                                               30,347   65,780       0.0%
    Harvey Norman Holdings, Ltd.                                  43,832  167,857       0.1%
    Healthscope, Ltd.                                             69,108  115,927       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    HFA Holdings, Ltd.                                            21,454 $ 37,315       0.0%
    Iluka Resources, Ltd.                                         30,886  135,408       0.1%
*   Imdex, Ltd.                                                   20,318    9,282       0.0%
    Incitec Pivot, Ltd.                                          229,347  512,950       0.2%
    Independence Group NL                                         11,634   37,883       0.0%
    IOOF Holdings, Ltd.                                           32,932  205,010       0.1%
    iSelect, Ltd.                                                 25,043   34,653       0.0%
    Japara Healthcare, Ltd.                                       17,304   24,707       0.0%
*   Karoon Gas Australia, Ltd.                                    14,519   25,226       0.0%
*   Kingsgate Consolidated, Ltd.                                  27,223    4,209       0.0%
    MACA, Ltd.                                                    17,137   22,948       0.0%
*   Macmahon Holdings, Ltd.                                      171,639   12,095       0.0%
    Mantra Group, Ltd.                                            16,665   41,609       0.0%
*   Mayne Pharma Group, Ltd.                                      68,662   85,447       0.0%
*   Medusa Mining, Ltd.                                           16,023    7,824       0.0%
    Melbourne IT, Ltd.                                            11,049   16,392       0.0%
*   Mesoblast, Ltd.                                               17,714   16,473       0.0%
*   Metals X, Ltd.                                                34,733   36,562       0.0%
*   Metcash, Ltd.                                                124,355  187,672       0.1%
    Michael Hill International, Ltd.                              12,726   15,338       0.0%
    Mineral Resources, Ltd.                                       21,427  188,502       0.1%
    MMA Offshore, Ltd.                                            42,130    9,763       0.0%
    Monadelphous Group, Ltd.                                      11,785   83,281       0.0%
    Money3 Corp., Ltd.                                             7,843   10,529       0.0%
    Myer Holdings, Ltd.                                           85,300   76,029       0.0%
    MyState, Ltd.                                                  7,129   21,570       0.0%
    New Hope Corp., Ltd.                                          15,107   21,563       0.0%
    Nine Entertainment Co. Holdings, Ltd.                         41,178   26,861       0.0%
*   NRW Holdings, Ltd.                                            46,598   18,938       0.0%
    Nufarm, Ltd.                                                  26,917  180,694       0.1%
    Orica, Ltd.                                                   46,842  578,704       0.2%
    Orora, Ltd.                                                  110,588  243,689       0.1%
    OZ Minerals, Ltd.                                             53,914  275,465       0.1%
    Pacific Current Group, Ltd.                                    2,637    7,418       0.0%
#*  Paladin Energy, Ltd.                                         233,089   24,783       0.0%
    Peet, Ltd.                                                    31,208   22,537       0.0%
*   Perseus Mining, Ltd.                                          94,919   44,618       0.0%
    PMP, Ltd.                                                     46,886   30,691       0.0%
    Premier Investments, Ltd.                                     11,030  118,700       0.1%
    Primary Health Care, Ltd.                                     92,054  268,317       0.1%
    Prime Media Group, Ltd.                                       41,520    8,836       0.0%
    Programmed Maintenance Services, Ltd.                         28,372   30,922       0.0%
    Qantas Airways, Ltd.                                          44,514  103,443       0.1%
    Qube Holdings, Ltd.                                           98,011  165,922       0.1%
*   Ramelius Resources, Ltd.                                      71,883   26,728       0.0%
    RCR Tomlinson, Ltd.                                           13,290   26,888       0.0%
*   Red 5, Ltd.                                                  119,318   10,514       0.0%
    Reject Shop, Ltd. (The)                                        2,597   14,740       0.0%
    Resolute Mining, Ltd.                                         84,672  100,019       0.1%
    Retail Food Group, Ltd.                                       15,756   81,052       0.0%
    Ridley Corp., Ltd.                                            58,051   54,963       0.0%
    SAI Global, Ltd.                                              17,351   61,699       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Sandfire Resources NL                                         14,988 $    59,121       0.0%
    Santos, Ltd.                                                 212,526     568,666       0.2%
    Select Harvests, Ltd.                                          4,294      19,956       0.0%
*   Senex Energy, Ltd.                                           136,162      26,081       0.0%
    Service Stream, Ltd.                                          28,905      23,919       0.0%
    Seven Group Holdings, Ltd.                                    19,812     136,555       0.1%
    Seven West Media, Ltd.                                       174,143      89,736       0.0%
    Sigma Pharmaceuticals, Ltd.                                  103,482     104,433       0.1%
*   Silver Lake Resources, Ltd.                                   41,304      20,246       0.0%
    Sims Metal Management, Ltd.                                   19,734     150,123       0.1%
    Slater & Gordon, Ltd.                                         32,286       8,928       0.0%
    SMS Management & Technology, Ltd.                             10,490      12,155       0.0%
    Southern Cross Media Group, Ltd.                              91,893     100,316       0.1%
    Spotless Group Holdings, Ltd.                                 94,732      71,863       0.0%
    Steadfast Group, Ltd.                                         82,267     133,583       0.1%
    Sunland Group, Ltd.                                           37,093      42,759       0.0%
    Tassal Group, Ltd.                                            20,802      60,818       0.0%
*   Ten Network Holdings, Ltd.                                    17,391      13,663       0.0%
    TFS Corp., Ltd.                                               25,780      27,445       0.0%
    Thorn Group, Ltd.                                             17,075      22,375       0.0%
    Tox Free Solutions, Ltd.                                      21,565      38,518       0.0%
    Treasury Wine Estates, Ltd.                                   78,127     636,920       0.2%
*   Troy Resources, Ltd.                                          40,490      11,005       0.0%
*   UGL, Ltd.                                                     23,185      56,598       0.0%
    Villa World, Ltd.                                             19,089      33,080       0.0%
    Village Roadshow, Ltd.                                        14,192      54,869       0.0%
*   Virgin Australia Holdings, Ltd.                              192,840      34,430       0.0%
    Vocus Communications, Ltd.                                    45,092     195,499       0.1%
*   Watpac, Ltd.                                                  13,941       9,471       0.0%
    Webster, Ltd.                                                 12,558      11,645       0.0%
*   Western Areas, Ltd.                                           24,109      45,219       0.0%
*   Whitehaven Coal, Ltd.                                         41,214      94,781       0.0%
*   WorleyParsons, Ltd.                                           28,275     180,705       0.1%
    WPP AUNZ, Ltd.                                                45,871      28,395       0.0%
                                                                         -----------       ---
TOTAL AUSTRALIA                                                           13,395,468       4.8%
                                                                         -----------       ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                           551      65,988       0.0%
    Austria Technologie & Systemtechnik AG                         3,898      43,151       0.0%
    BUWOG AG                                                       5,991     144,801       0.1%
*   FACC AG                                                        1,775      10,767       0.0%
    Oberbank AG                                                      309      19,641       0.0%
    OMV AG                                                         7,761     242,218       0.1%
    POLYTEC Holding AG                                             1,713      14,817       0.0%
*   Raiffeisen Bank International AG                              19,358     317,032       0.1%
    Strabag SE                                                     2,179      73,134       0.0%
    UNIQA Insurance Group AG                                      21,573     138,957       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe           3,575      70,455       0.0%
    Voestalpine AG                                                10,404     368,573       0.2%
    Wienerberger AG                                               21,092     337,063       0.1%
                                                                         -----------       ---
TOTAL AUSTRIA                                                              1,846,597       0.7%
                                                                         -----------       ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV                                     1,896 $  263,165       0.1%
    Ageas                                                        28,003  1,023,045       0.4%
*   AGFA-Gevaert NV                                              16,167     67,192       0.0%
    Atenor                                                          210     10,648       0.0%
    Banque Nationale de Belgique                                     33    102,161       0.1%
    Barco NV                                                        582     45,774       0.0%
    Bekaert SA                                                    4,561    202,765       0.1%
    Cie d'Entreprises CFE                                           423     46,626       0.0%
*   Cie Immobiliere de Belgique SA                                  540     30,082       0.0%
    D'ieteren SA                                                  3,006    132,518       0.1%
    Deceuninck NV                                                 9,678     25,094       0.0%
    Euronav NV                                                   11,262     88,112       0.0%
    Exmar NV                                                      3,632     25,953       0.0%
    Jensen-Group NV                                                 419     15,782       0.0%
*   Nyrstar NV                                                   13,228     67,922       0.0%
    Ontex Group NV                                                6,525    197,370       0.1%
*   Orange Belgium SA                                             1,870     42,117       0.0%
    Picanol                                                         158     12,937       0.0%
    RealDolmen                                                      571     14,148       0.0%
    Recticel SA                                                   6,513     42,563       0.0%
    Resilux                                                          78     12,986       0.0%
    Roularta Media Group NV                                         516     14,282       0.0%
    Sioen Industries NV                                             847     25,252       0.0%
    Sipef SA                                                        539     30,911       0.0%
*   Tessenderlo Chemie NV                                         2,668     89,073       0.1%
    Umicore SA                                                      748     45,465       0.0%
                                                                        ----------       ---
TOTAL BELGIUM                                                            2,673,943       1.0%
                                                                        ----------       ---
BRAZIL -- (1.4%)
*   Aliansce Shopping Centers SA(BDCWJC9)                         1,678      8,910       0.0%
    Aliansce Shopping Centers SA(B23FNB7)                        11,400     59,929       0.0%
*   B2W Cia Digital                                              12,581     61,801       0.0%
*   Brasil Brokers Participacoes SA                              19,600     11,053       0.0%
    BrasilAgro--Co. Brasileira de Propriedades Agricolas          2,700      8,763       0.0%
*   Cia Siderurgica Nacional SA                                  75,600    254,368       0.1%
*   Cosan Logistica SA                                           15,200     23,476       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      36,200    121,914       0.1%
    Direcional Engenharia SA                                      7,600     13,143       0.0%
    Duratex SA                                                   38,957    105,203       0.0%
    Embraer SA                                                   26,322    141,423       0.1%
    Embraer SA ADR                                                7,847    167,847       0.1%
    Estacio Participacoes SA                                     37,900    219,777       0.1%
    Even Construtora e Incorporadora SA                          28,100     39,086       0.0%
    Ez Tec Empreendimentos e Participacoes SA                     8,404     43,521       0.0%
    Fibria Celulose SA                                           18,111    144,911       0.1%
    Fras-Le SA                                                    7,200      9,880       0.0%
    GAEC Educacao SA                                              3,700     15,649       0.0%
    Gafisa SA                                                    73,100     56,336       0.0%
    Gerdau SA                                                    20,900     53,036       0.0%
    Grendene SA                                                  11,400     70,071       0.0%
    Guararapes Confeccoes SA                                      1,400     28,956       0.0%
    Helbor Empreendimentos SA(B28RS68)                           17,600     11,193       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
BRAZIL -- (Continued)
*   Helbor Empreendimentos SA(BD87RD5)                             4,763 $    2,969       0.0%
    Iguatemi Empresa de Shopping Centers SA                       11,300    106,734       0.1%
*   International Meal Co. Alimentacao SA                         22,300     41,149       0.0%
    Iochpe Maxion SA                                              10,600     53,797       0.0%
    JSL SA                                                         6,200     22,726       0.0%
    Kepler Weber SA                                                3,700     21,850       0.0%
    Kroton Educacional SA                                        178,300    888,149       0.3%
*   Magnesita Refratarios SA                                       3,440     24,421       0.0%
*   Marfrig Global Foods SA                                       26,700     47,595       0.0%
*   Marisa Lojas SA                                                4,400     10,683       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                  12,900     20,166       0.0%
    MRV Engenharia e Participacoes SA                             49,700    192,447       0.1%
    Paranapanema SA                                               17,800      9,592       0.0%
    Porto Seguro SA                                               17,500    165,954       0.1%
    Portobello SA                                                 14,500     11,584       0.0%
*   Restoque Comercio e Confeccoes de Roupas SA                   14,800     18,036       0.0%
*   Rumo Logistica Operadora Multimodal SA                        95,226    213,006       0.1%
    Santos Brasil Participacoes SA                                33,000     31,222       0.0%
    Ser Educacional SA                                             2,810     18,196       0.0%
    SLC Agricola SA                                               10,400     51,511       0.0%
    Sul America SA                                                34,419    207,786       0.1%
*   Usinas Siderurgicas de Minas Gerais SA                        19,900     54,987       0.0%
    Via Varejo SA                                                 24,729     70,887       0.0%
                                                                         ----------       ---
TOTAL BRAZIL                                                              3,955,693       1.4%
                                                                         ----------       ---
CANADA -- (6.5%)
*   5N Plus, Inc.                                                 11,986     15,013       0.0%
    Acadian Timber Corp.                                             800     10,402       0.0%
*   Advantage Oil & Gas, Ltd.                                     36,000    242,899       0.1%
    Aecon Group, Inc.                                             11,100    143,498       0.1%
    AGF Management, Ltd. Class B                                  13,600     51,812       0.0%
*   Alacer Gold Corp.                                             40,123     81,066       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                            30,200    236,863       0.1%
    Alamos Gold, Inc. Class A(011532108)                           1,380     10,833       0.0%
    Alaris Royalty Corp.                                           5,200     76,412       0.0%
    Algoma Central Corp.                                           1,800     15,232       0.0%
    Algonquin Power & Utilities Corp.                              8,532     75,378       0.0%
*   Amaya, Inc.                                                    8,457    113,747       0.1%
*   Argonaut Gold, Inc.                                           21,965     44,379       0.0%
*   Athabasca Oil Corp.                                           48,992     46,022       0.0%
*   ATS Automation Tooling Systems, Inc.                           7,500     64,303       0.0%
    AutoCanada, Inc.                                               4,278     70,327       0.0%
*   Avigilon Corp.                                                 3,100     19,645       0.0%
*   B2Gold Corp.                                                 133,000    384,731       0.1%
*   Banro Corp.                                                   40,900     10,520       0.0%
*   Baytex Energy Corp.                                           37,269    143,374       0.1%
*   Bellatrix Exploration, Ltd.                                   37,400     33,739       0.0%
*   Birchcliff Energy, Ltd.                                       14,500     92,321       0.0%
    Black Diamond Group, Ltd.                                      3,000      9,796       0.0%
*   BlackPearl Resources, Inc.                                    43,500     47,998       0.0%
    Bonavista Energy Corp.                                        35,511    115,961       0.1%
    Bonterra Energy Corp.                                          3,706     69,738       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
CANADA -- (Continued)
    Calfrac Well Services, Ltd.                                    9,200 $ 18,862       0.0%
    Callidus Capital Corp.                                         1,300   16,457       0.0%
    Cameco Corp.(13321L108)                                       35,376  272,395       0.1%
    Cameco Corp.(2166160)                                         16,300  125,534       0.1%
    Canaccord Genuity Group, Inc.                                 16,400   51,231       0.0%
    Canadian Energy Services & Technology Corp.                   12,873   50,770       0.0%
    Canadian Western Bank                                         12,730  241,541       0.1%
    Canam Group, Inc.                                              6,900   46,350       0.0%
*   Canfor Corp.                                                   5,400   59,906       0.0%
    Canfor Pulp Products, Inc.                                     2,800   21,168       0.0%
    CanWel Building Materials Group, Ltd.                          3,100   15,138       0.0%
    Canyon Services Group, Inc.                                   11,635   46,235       0.0%
*   Capstone Mining Corp.                                         58,500   35,328       0.0%
    Cascades, Inc.                                                17,400  164,102       0.1%
*   Celestica, Inc.(15101Q108)                                    13,739  162,807       0.1%
*   Celestica, Inc.(2263362)                                       2,300   27,213       0.0%
    Centerra Gold, Inc.                                           27,560  139,310       0.1%
*   Cequence Energy, Ltd.                                         27,500    5,946       0.0%
    Cervus Equipment Corp.                                         1,000   10,028       0.0%
    Chesswood Group, Ltd.                                          1,300   10,942       0.0%
*   China Gold International Resources Corp., Ltd.                43,449  112,728       0.1%
    Cogeco Communications, Inc.                                      600   27,985       0.0%
    Cogeco, Inc.                                                   1,200   44,241       0.0%
    Corus Entertainment, Inc. Class B                             12,071   99,624       0.0%
*   Crew Energy, Inc.                                             24,600  120,863       0.1%
*   Delphi Energy Corp.                                           28,000   21,710       0.0%
*   Detour Gold Corp.                                              2,142   40,834       0.0%
    DH Corp.                                                       6,011   77,798       0.0%
    Dominion Diamond Corp.(257287102)                              3,997   34,015       0.0%
    Dominion Diamond Corp.(B95LX89)                                8,000   67,994       0.0%
    Dorel Industries, Inc. Class B                                 6,200  157,392       0.1%
*   Dundee Precious Metals, Inc.                                  18,000   36,770       0.0%
*   ECN Capital Corp.                                             37,500   81,917       0.0%
*   Eldorado Gold Corp.                                          110,227  347,618       0.1%
    Element Fleet Management Corp.                                37,500  365,410       0.1%
    Empire Co., Ltd. Class A                                      12,609  181,619       0.1%
*   Endeavour Mining Corp.                                         8,200  160,173       0.1%
    Enerflex, Ltd.                                                 9,970  105,922       0.0%
*   Energy Fuels, Inc.                                             5,800    8,389       0.0%
    Ensign Energy Services, Inc.                                  19,962  120,400       0.1%
    Equitable Group, Inc.                                          1,110   43,728       0.0%
*   Essential Energy Services Trust                               18,500    8,000       0.0%
    Exchange Income Corp.                                            600   16,837       0.0%
    Fiera Capital Corp.                                            3,400   30,494       0.0%
    Finning International, Inc.                                   24,100  448,472       0.2%
*   First Majestic Silver Corp.                                   12,484  100,241       0.0%
    First Quantum Minerals, Ltd.                                 103,517  983,230       0.4%
    Genworth MI Canada, Inc.                                       7,700  167,227       0.1%
    Gibson Energy, Inc.                                           13,561  170,157       0.1%
*   Gran Tierra Energy, Inc.                                      48,660  142,211       0.1%
    Granite Oil Corp.                                              3,100   11,718       0.0%
*   Heroux-Devtek, Inc.                                            4,600   49,659       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
CANADA -- (Continued)
    Home Capital Group, Inc.                                       7,298 $144,458       0.1%
    Horizon North Logistics, Inc.                                 15,100   20,489       0.0%
    HudBay Minerals, Inc.                                         35,035  147,579       0.1%
    Hudson's Bay Co.                                              12,400  152,354       0.1%
*   IAMGOLD Corp.                                                 69,998  280,243       0.1%
#*  Imperial Metals Corp.                                          5,400   20,734       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.       9,954  385,455       0.1%
*   Interfor Corp.                                                 7,144   79,946       0.0%
*   Ithaca Energy, Inc.                                           61,500   59,148       0.0%
*   Kinross Gold Corp.                                           128,843  500,464       0.2%
    Laurentian Bank of Canada                                      6,100  225,436       0.1%
*   Lightstream Resources, Ltd.                                   32,000    2,744       0.0%
    Linamar Corp.                                                  3,461  140,757       0.1%
    Liquor Stores N.A., Ltd.                                       3,700   29,461       0.0%
*   Lundin Mining Corp.                                           65,097  254,797       0.1%
    Magellan Aerospace Corp.                                         279    3,817       0.0%
    Major Drilling Group International, Inc.                      13,400   68,633       0.0%
    Mandalay Resources Corp.                                      53,311   39,746       0.0%
    Maple Leaf Foods, Inc.                                         4,600  104,772       0.0%
    Martinrea International, Inc.                                 12,600   73,930       0.0%
*   MEG Energy Corp.                                              18,743   76,436       0.0%
    Melcor Developments, Ltd.                                      1,300   12,018       0.0%
*   Merus Labs International, Inc.                                10,026    9,269       0.0%
    Methanex Corp.(59151K108)                                      4,192  152,379       0.1%
    Methanex Corp.(2654416)                                        2,300   83,594       0.0%
*   Mitel Networks Corp.                                          12,400   82,648       0.0%
    Mullen Group, Ltd.                                             1,838   25,474       0.0%
*   New Gold, Inc.                                                79,615  313,996       0.1%
    Newalta Corp.                                                  8,000   13,539       0.0%
    North American Energy Partners, Inc.                           2,500    7,474       0.0%
    Northern Blizzard Resources, Inc.                              4,100   10,576       0.0%
*   NuVista Energy, Ltd.                                          21,600  109,828       0.0%
    OceanaGold Corp.                                              73,828  225,673       0.1%
    Osisko Gold Royalties, Ltd.                                   11,700  123,167       0.1%
*   Painted Pony Petroleum, Ltd.                                  12,705   77,861       0.0%
    Pan American Silver Corp.                                     22,998  367,268       0.1%
*   Parex Resources, Inc.                                          3,800   43,714       0.0%
    Pengrowth Energy Corp.                                        88,400  136,426       0.1%
    Penn West Petroleum, Ltd.                                     82,900  132,264       0.1%
    PHX Energy Services Corp.                                      4,100   11,310       0.0%
*   Pine Cliff Energy, Ltd.                                       28,651   21,788       0.0%
    Pizza Pizza Royalty Corp.                                      3,600   40,796       0.0%
    Precision Drilling Corp.                                      48,100  214,447       0.1%
*   Primero Mining Corp.                                          28,800   38,864       0.0%
    Reitmans Canada, Ltd. Class A                                  5,800   28,410       0.0%
*   RMP Energy, Inc.                                              12,500    7,455       0.0%
    Rocky Mountain Dealerships, Inc.                               2,700   18,197       0.0%
*   Sandstorm Gold, Ltd.                                          17,283   83,110       0.0%
    Sandvine Corp.                                                17,364   38,966       0.0%
*   Savanna Energy Services Corp.                                 16,400   16,873       0.0%
    Secure Energy Services, Inc.                                  22,981  140,836       0.1%
*   SEMAFO, Inc.                                                   9,800   38,431       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CANADA -- (Continued)
    ShawCor, Ltd.                                                    6,300 $   157,582       0.1%
*   Sherritt International Corp.                                    54,700      35,072       0.0%
*   Sierra Wireless, Inc.                                            6,100      83,407       0.0%
*   Silver Standard Resources, Inc.                                 18,598     204,097       0.1%
*   Spartan Energy Corp.                                            47,136     109,643       0.0%
    Sprott, Inc.                                                    20,200      33,584       0.0%
    Stantec, Inc.                                                    4,200      93,438       0.0%
    Stuart Olson, Inc.                                               2,000       8,723       0.0%
*   SunOpta, Inc.                                                   13,661      90,846       0.0%
    Surge Energy, Inc.                                              34,157      69,776       0.0%
    Teck Resources, Ltd. Class B(2879327)                           48,198   1,040,643       0.4%
    Teck Resources, Ltd. Class B(878742204)                         17,841     385,009       0.1%
*   Teranga Gold Corp.                                              54,000      43,883       0.0%
    TMX Group, Ltd.                                                  4,947     228,264       0.1%
    TORC Oil & Gas, Ltd.                                            19,737     111,686       0.1%
    Torstar Corp. Class B                                            9,900      12,326       0.0%
    Total Energy Services, Inc.                                      4,700      44,502       0.0%
    TransAlta Corp.                                                 39,552     174,273       0.1%
    Transcontinental, Inc. Class A                                  11,500     153,813       0.1%
    TransForce, Inc.                                                 8,859     200,984       0.1%
    TransGlobe Energy Corp.                                          5,700      10,412       0.0%
*   Trican Well Service, Ltd.                                       29,166      62,624       0.0%
*   Trilogy Energy Corp.                                            12,400      66,562       0.0%
    Trinidad Drilling, Ltd.                                         31,300      59,972       0.0%
*   Turquoise Hill Resources, Ltd.                                 103,214     320,115       0.1%
    Wajax Corp.                                                      2,100      23,876       0.0%
    West Fraser Timber Co., Ltd.                                     4,700     160,907       0.1%
    Western Energy Services Corp.                                    8,900      15,527       0.0%
    Western Forest Products, Inc.                                   24,805      37,726       0.0%
    WestJet Airlines, Ltd.                                           2,556      41,828       0.0%
    Whitecap Resources, Inc.                                        32,979     263,576       0.1%
    Wi-LAN, Inc.                                                    24,899      35,642       0.0%
*   Xtreme Drilling Corp.                                            8,400      17,535       0.0%
    Yamana Gold, Inc.                                              143,871     513,787       0.2%
*   Yellow Pages, Ltd.                                               3,300      53,462       0.0%
                                                                           -----------       ---
TOTAL CANADA                                                                18,535,800       6.6%
                                                                           -----------       ---
CHILE -- (0.3%)
    Besalco SA                                                      21,998      10,020       0.0%
    CAP SA                                                          14,327     100,518       0.1%
*   Cia Sud Americana de Vapores SA                                986,754      20,222       0.0%
*   Empresa Nacional de Telecomunicaciones SA                        8,276      88,771       0.1%
    Grupo Security SA                                               79,717      27,966       0.0%
    Inversiones Aguas Metropolitanas SA                             34,409      62,650       0.0%
    Inversiones La Construccion SA                                   1,852      22,663       0.0%
    Itau CorpBanca                                               3,712,434      33,631       0.0%
*   Latam Airlines Group SA Sponsored ADR                           28,104     269,518       0.1%
    Masisa SA                                                      200,606      14,754       0.0%
    Ripley Corp. SA                                                 59,454      37,180       0.0%
    Salfacorp SA                                                    22,155      18,004       0.0%
    Sigdo Koppers SA                                                19,794      27,270       0.0%
    Sociedad Matriz SAAM SA                                        442,402      37,649       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
CHILE -- (Continued)
    Socovesa SA                                                   34,153 $ 10,883       0.0%
    Vina Concha y Toro SA                                         22,295   38,870       0.0%
                                                                         --------       ---
TOTAL CHILE                                                               820,569       0.3%
                                                                         --------       ---
CHINA -- (6.6%)
    Agile Group Holdings, Ltd.                                   252,000  139,692       0.1%
    Ajisen China Holdings, Ltd.                                   62,000   27,805       0.0%
    AMVIG Holdings, Ltd.                                          64,000   21,521       0.0%
*   Angang Steel Co., Ltd. Class H                                62,000   31,748       0.0%
#*  Anton Oilfield Services Group                                160,000   21,345       0.0%
    Asia Cement China Holdings Corp.                              30,500    7,579       0.0%
*   AVIC International Holding HK, Ltd.                          730,000   46,882       0.0%
    AVIC International Holdings, Ltd. Class H                     46,000   25,915       0.0%
#*  AVIC Joy Holdings HK, Ltd.                                   400,000    7,817       0.0%
    BAIC Motor Corp., Ltd. Class H                               137,500  144,193       0.1%
    Bank of Chongqing Co., Ltd. Class H                           61,500   49,280       0.0%
    Baoye Group Co., Ltd. Class H                                 46,000   35,558       0.0%
    Beijing Capital Land, Ltd. Class H                           170,000   65,426       0.0%
#*  Beijing Development HK, Ltd.                                 129,000   24,681       0.0%
    Beijing Enterprises Holdings, Ltd.                            84,000  419,818       0.2%
    Beijing North Star Co., Ltd. Class H                         176,000   59,167       0.0%
#*  Beijing Properties Holdings, Ltd.                            452,000   22,094       0.0%
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                17,000   11,719       0.0%
    Belle International Holdings, Ltd.                           770,000  464,989       0.2%
#   Boer Power Holdings, Ltd.                                     32,000   12,824       0.0%
    Bosideng International Holdings, Ltd.                        338,000   30,456       0.0%
    BYD Electronic International Co., Ltd.                       131,500  103,462       0.1%
    C C Land Holdings, Ltd.                                      246,000   65,333       0.0%
#*  Capital Environment Holdings, Ltd.                           412,000   14,299       0.0%
    Central China Real Estate, Ltd.                              135,000   29,477       0.0%
    Central China Securities Co., Ltd. Class H                   132,000   67,929       0.0%
    Century Sunshine Group Holdings, Ltd.                        300,000   10,432       0.0%
*   CGN Meiya Power Holdings Co., Ltd.                           292,000   42,366       0.0%
    Changshouhua Food Co., Ltd.                                   36,000   18,545       0.0%
*   Changyou.com, Ltd. ADR                                         1,200   31,740       0.0%
    Chaowei Power Holdings, Ltd.                                  37,000   32,986       0.0%
    China Aerospace International Holdings, Ltd.                 418,000   53,746       0.0%
*   China Agri-Industries Holdings, Ltd.                         386,000  150,848       0.1%
#   China All Access Holdings, Ltd.                              102,000   32,582       0.0%
    China Aoyuan Property Group, Ltd.                            252,000   59,269       0.0%
    China BlueChemical, Ltd. Class H                             328,000   63,403       0.0%
    China Communications Services Corp., Ltd. Class H            332,000  196,991       0.1%
    China Conch Venture Holdings, Ltd.                            66,500  124,142       0.1%
*   China Daye Non-Ferrous Metals Mining, Ltd.                   174,000    2,352       0.0%
*   China Dynamics Holdings, Ltd.                                520,000   19,115       0.0%
#   China Evergrande Group                                        44,000   28,962       0.0%
*   China Fiber Optic Network System Group, Ltd.                 344,000   31,049       0.0%
    China Financial Services Holdings, Ltd.                      244,000   20,435       0.0%
*   China Fire Safety Enterprise Group, Ltd.                     240,000   10,026       0.0%
    China Foods, Ltd.                                            146,000   64,528       0.0%
    China Galaxy Securities Co., Ltd. Class H                    508,500  482,760       0.2%
*   China Glass Holdings, Ltd.                                    94,000   10,888       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
CHINA -- (Continued)
#   China Harmony New Energy Auto Holding, Ltd.                    111,000 $ 51,294       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.        147,000  151,987       0.1%
#   China Hongqiao Group, Ltd.                                     209,500  187,207       0.1%
*   China Huiyuan Juice Group, Ltd.                                110,500   40,827       0.0%
    China Jinmao Holdings Group, Ltd.                              626,000  172,612       0.1%
    China Lesso Group Holdings, Ltd.                               133,000   97,362       0.1%
    China Lilang, Ltd.                                              51,000   28,732       0.0%
    China Machinery Engineering Corp. Class H                      137,000   82,097       0.1%
#*  China Modern Dairy Holdings, Ltd.                              407,000   88,524       0.1%
    China National Building Material Co., Ltd. Class H             494,000  225,426       0.1%
    China National Materials Co., Ltd. Class H                     252,000   57,039       0.0%
*   China Oceanwide Holdings, Ltd.                                 200,000   20,351       0.0%
*   China Oil & Gas Group, Ltd.                                    920,000   69,817       0.0%
*   China Overseas Grand Oceans Group, Ltd.                        142,000   52,140       0.0%
*   China Properties Group, Ltd.                                    48,000   11,716       0.0%
    China Resources Cement Holdings, Ltd.                          356,000  143,753       0.1%
#   China Sanjiang Fine Chemicals Co., Ltd.                         60,000   16,809       0.0%
    China SCE Property Holdings, Ltd.                              225,000   68,728       0.0%
    China Shineway Pharmaceutical Group, Ltd.                       38,000   39,048       0.0%
    China Silver Group, Ltd.                                       108,000   21,211       0.0%
    China Singyes Solar Technologies Holdings, Ltd.                 94,000   44,763       0.0%
    China South City Holdings, Ltd.                                508,000  112,403       0.1%
*   China Taiping Insurance Holdings Co., Ltd.                     262,400  505,034       0.2%
#   China Travel International Investment Hong Kong, Ltd.          442,000  127,367       0.1%
    China Vast Industrial Urban Development Co., Ltd.               32,000   12,997       0.0%
#*  China Water Industry Group, Ltd.                               120,000   20,412       0.0%
#*  China Yurun Food Group, Ltd.                                   166,000   26,468       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                   173,500   55,582       0.0%
#   China Zhongwang Holdings, Ltd.                                 261,200  120,586       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H               186,000   22,006       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H              393,000  235,196       0.1%
    Chu Kong Shipping Enterprise Group Co., Ltd.                    78,000   21,478       0.0%
    CIFI Holdings Group Co., Ltd.                                  370,000  108,845       0.1%
#   CIMC Enric Holdings, Ltd.                                      106,000   44,288       0.0%
*   CITIC Dameng Holdings, Ltd.                                    249,000   13,629       0.0%
#*  CITIC Resources Holdings, Ltd.                                 228,000   28,452       0.0%
    Citychamp Watch & Jewellery Group, Ltd.                        160,000   44,081       0.0%
    Clear Media, Ltd.                                               25,000   24,483       0.0%
    Comba Telecom Systems Holdings, Ltd.                           270,193   47,907       0.0%
    Concord New Energy Group, Ltd.                               1,140,000   57,077       0.0%
*   Coolpad Group, Ltd.                                            127,400   22,149       0.0%
*   Coslight Technology International Group Co., Ltd.               32,000   23,002       0.0%
    Country Garden Holdings Co., Ltd.                              127,000   65,909       0.0%
    CPMC Holdings, Ltd.                                             50,000   26,116       0.0%
*   Da Ming International Holdings, Ltd.                            72,000   26,395       0.0%
    Dah Chong Hong Holdings, Ltd.                                  144,000   60,226       0.0%
    Dalian Port PDA Co., Ltd. Class H                              146,400   26,359       0.0%
*   Daphne International Holdings, Ltd.                            120,000   15,752       0.0%
#   Digital China Holdings, Ltd.                                   167,000  139,676       0.1%
    Dongfeng Motor Group Co., Ltd. Class H                         352,000  366,882       0.2%
#*  Dongyue Group, Ltd.                                            141,000   18,680       0.0%
    Dynagreen Environmental Protection Group Co., Ltd. Class H      45,000   21,292       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
CHINA -- (Continued)
*   eHi Car Services, Ltd. Sponsored ADR                             2,300 $ 23,000       0.0%
#   EVA Precision Industrial Holdings, Ltd.                        114,000   12,471       0.0%
    Fantasia Holdings Group Co., Ltd.                              306,000   39,719       0.0%
    Far East Horizon, Ltd.                                         283,000  257,763       0.1%
    First Tractor Co., Ltd. Class H                                 46,000   25,673       0.0%
    Fufeng Group, Ltd.                                             179,000   75,530       0.0%
    Future Land Development Holdings, Ltd.                         288,000   51,735       0.0%
#   GCL-Poly Energy Holdings, Ltd.                               1,833,000  247,058       0.1%
*   Glorious Property Holdings, Ltd.                               463,000   55,466       0.0%
    Goldlion Holdings, Ltd.                                         60,000   23,898       0.0%
    Goldpac Group, Ltd.                                             38,000   11,257       0.0%
#   GOME Electrical Appliances Holding, Ltd.                     2,026,000  255,306       0.1%
#   Goodbaby International Holdings, Ltd.                          100,000   48,173       0.0%
#*  Greenland Hong Kong Holdings, Ltd.                             176,000   45,291       0.0%
*   Greentown China Holdings, Ltd.                                  99,500   81,116       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H               18,000   10,496       0.0%
    Guangshen Railway Co., Ltd. Class H                             52,000   28,701       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                     156,000  219,856       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H     101,000    7,794       0.0%
    Guolian Securities Co., Ltd. Class H                            57,500   30,331       0.0%
*   Haichang Ocean Park Holdings, Ltd.                             159,000   33,750       0.0%
    Harbin Bank Co., Ltd. Class H                                   35,000   10,761       0.0%
    Harbin Electric Co., Ltd. Class H                              138,000   66,889       0.0%
*   Hengdeli Holdings, Ltd.                                        448,000   48,475       0.0%
*   Hi Sun Technology China, Ltd.                                  276,000   42,598       0.0%
    Hilong Holding, Ltd.                                            95,000   22,664       0.0%
*   Honghua Group, Ltd.                                            353,000   35,861       0.0%
    Honworld Group, Ltd.                                            20,500   11,180       0.0%
    Hopson Development Holdings, Ltd.                              102,000   91,961       0.1%
#   Hua Han Health Industry Holdings, Ltd.                         764,000   52,210       0.0%
*   Huabao International Holdings, Ltd.                            321,000  120,141       0.1%
    Huaneng Renewables Corp., Ltd. Class H                         532,000  178,263       0.1%
    Huishang Bank Corp., Ltd. Class H                              158,000   75,878       0.0%
    Hydoo International Holding, Ltd.                               92,000    9,203       0.0%
    Inner Mongolia Yitai Coal Co., Ltd. Class H                     28,300   26,606       0.0%
    Intime Retail Group Co., Ltd.                                  214,500  167,960       0.1%
#   Jiangnan Group, Ltd.                                           280,000   46,145       0.0%
    Jiangxi Copper Co., Ltd. Class H                               208,000  245,540       0.1%
*   JinkoSolar Holding Co., Ltd. ADR                                 4,772   73,537       0.0%
    Ju Teng International Holdings, Ltd.                           132,000   41,818       0.0%
#   K Wah International Holdings, Ltd.                              57,000   30,817       0.0%
    Kangda International Environmental Co., Ltd.                    69,000   16,217       0.0%
*   Kasen International Holdings, Ltd.                             136,000   21,906       0.0%
    Kingboard Chemical Holdings, Ltd.                              113,000  334,034       0.1%
    Kingboard Laminates Holdings, Ltd.                             107,000   95,881       0.1%
#*  Ko Yo Chemical Group, Ltd.                                     204,000    6,419       0.0%
    Kunlun Energy Co., Ltd.                                        476,000  358,650       0.1%
    KWG Property Holding, Ltd.                                     199,500  115,436       0.1%
    Lai Fung Holdings, Ltd.                                        580,000   12,515       0.0%
    Le Saunda Holdings, Ltd.                                        46,000   10,724       0.0%
    Lee & Man Paper Manufacturing, Ltd.                            209,000  157,037       0.1%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                  74,000   29,986       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
CHINA -- (Continued)
*   Lifestyle China Group, Ltd.                                     41,000 $ 11,517       0.0%
#   Logan Property Holdings Co., Ltd.                              142,000   56,936       0.0%
    Longfor Properties Co., Ltd.                                   189,000  250,856       0.1%
    Lonking Holdings, Ltd.                                         340,000   55,580       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                         98,000   22,326       0.0%
*   Maoye International Holdings, Ltd.                             188,000   17,902       0.0%
*   MIE Holdings Corp.                                             128,000   12,683       0.0%
    Minmetals Land, Ltd.                                           170,000   21,429       0.0%
#*  MMG, Ltd.                                                      164,000   43,125       0.0%
    Modern Land China Co., Ltd.                                     62,000    8,612       0.0%
#*  Munsun Capital Group, Ltd.                                     626,000   20,208       0.0%
    New World Department Store China, Ltd.                         124,000   18,381       0.0%
    Nine Dragons Paper Holdings, Ltd.                              249,000  202,440       0.1%
*   North Mining Shares Co., Ltd.                                2,090,000   37,723       0.0%
*   NQ Mobile, Inc. Class A ADR                                     15,165   52,471       0.0%
    NVC Lighting Holdings, Ltd.                                    217,000   29,890       0.0%
    Optics Valley Union Holding Co, Ltd.                           328,000   35,016       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                       50,000   18,295       0.0%
#*  Ozner Water International Holding, Ltd.                        117,000   24,530       0.0%
    Parkson Retail Group, Ltd.                                     179,500   17,791       0.0%
#   PAX Global Technology, Ltd.                                     75,000   47,117       0.0%
*   Phoenix New Media, Ltd. ADR                                      3,800   13,718       0.0%
    Phoenix Satellite Television Holdings, Ltd.                    114,000   23,056       0.0%
    Poly Culture Group Corp., Ltd. Class H                           8,900   24,017       0.0%
#*  Poly Property Group Co., Ltd.                                  400,000  126,475       0.1%
    Pou Sheng International Holdings, Ltd.                         242,000   75,945       0.0%
    Powerlong Real Estate Holdings, Ltd.                           210,000   71,272       0.0%
*   PW Medtech Group, Ltd.                                         114,000   35,629       0.0%
    Qingdao Port International Co., Ltd. Class H                    71,000   43,401       0.0%
    Qinhuangdao Port Co., Ltd. Class H                             105,500   25,824       0.0%
    Red Star Macalline Group Corp., Ltd. Class H                    19,400   20,903       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                          1,800,000   46,605       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          111,000   17,312       0.0%
*   Semiconductor Manufacturing International Corp.              2,050,000  248,271       0.1%
*   Semiconductor Manufacturing International Corp. ADR             12,879   77,789       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                  62,000   53,462       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        232,000  151,043       0.1%
    Shanghai Haohai Biological Technology Co., Ltd. Class H          4,800   22,867       0.0%
    Shanghai Industrial Holdings, Ltd.                              83,000  253,744       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.              312,000   79,041       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      128,000   37,229       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     150,000   31,840       0.0%
*   Shanghai Zendai Property, Ltd.                               1,085,000   21,377       0.0%
    Shengjing Bank Co., Ltd. Class H                                73,500   71,939       0.0%
    Shenguan Holdings Group, Ltd.                                  186,000   15,075       0.0%
    Shenzhen International Holdings, Ltd.                          167,470  258,609       0.1%
    Shenzhen Investment, Ltd.                                      542,187  236,319       0.1%
    Shimao Property Holdings, Ltd.                                 212,500  283,449       0.1%
*   Shougang Concord International Enterprises Co., Ltd.           564,000   18,073       0.0%
    Shougang Fushan Resources Group, Ltd.                          424,000   91,670       0.1%
    Shui On Land, Ltd.                                             610,000  150,857       0.1%
*   Shunfeng International Clean Energy, Ltd.                      238,000   20,185       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
CHINA -- (Continued)
    Sihuan Pharmaceutical Holdings Group, Ltd.                     704,000 $168,634       0.1%
#*  Sino Oil And Gas Holdings, Ltd.                              2,140,000   52,809       0.0%
    Sino-Ocean Land Holdings, Ltd.                                 517,000  214,730       0.1%
#   Sinofert Holdings, Ltd.                                        450,000   59,053       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                     62,500   55,178       0.0%
#   Sinopec Kantons Holdings, Ltd.                                 136,000   63,766       0.0%
    Sinotrans, Ltd. Class H                                        324,000  152,150       0.1%
    Sinotruk Hong Kong, Ltd.                                       123,000   67,900       0.0%
    Skyworth Digital Holdings, Ltd.                                288,941  186,503       0.1%
    SOHO China, Ltd.                                               333,500  171,968       0.1%
*   Sound Global, Ltd.                                              47,000   11,750       0.0%
    Springland International Holdings, Ltd.                        154,000   24,025       0.0%
*   SRE Group, Ltd.                                                962,000   28,203       0.0%
#   Sunac China Holdings, Ltd.                                     338,000  230,680       0.1%
    Sunshine 100 China Holdings, Ltd.                               53,000   22,765       0.0%
    Symphony Holdings, Ltd.                                        120,000   11,899       0.0%
    TCC International Holdings, Ltd.                               314,000   79,677       0.0%
*   TCL Multimedia Technology Holdings, Ltd.                       108,000   54,611       0.0%
#   Technovator International, Ltd.                                102,000   42,071       0.0%
    Tenwow International Holdings, Ltd.                             59,000   18,467       0.0%
    Texhong Textile Group, Ltd.                                     38,000   53,508       0.0%
    Tian An China Investment Co., Ltd.Tian An China Investment
      Co., Ltd.                                                     19,000   10,132       0.0%
    Tian Shan Development Holdings, Ltd.                            62,000   22,770       0.0%
    Tiangong International Co., Ltd.                               156,000   19,692       0.0%
#   Tianjin Port Development Holdings, Ltd.                        276,000   42,256       0.0%
    Tianneng Power International, Ltd.                              70,000   63,190       0.0%
*   Tianyi Summi Holdings, Ltd.                                    148,000   20,949       0.0%
#   Tingyi Cayman Islands Holding Corp.                             96,000  103,488       0.1%
    Top Spring International Holdings, Ltd.                         49,500   14,848       0.0%
    TPV Technology, Ltd.                                           168,000   32,026       0.0%
#   Trigiant Group, Ltd.                                           120,000   19,307       0.0%
    Truly International Holdings, Ltd.                             236,000   92,296       0.1%
    Uni-President China Holdings, Ltd.                             112,000   75,689       0.0%
#*  United Energy Group, Ltd.                                      812,000   48,926       0.0%
*   United Photovoltaics Group, Ltd.                               304,000   26,565       0.0%
#*  Universal Health International Group Holding, Ltd.             288,000   12,963       0.0%
    Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                     69,000   59,441       0.0%
#   Wasion Group Holdings, Ltd.                                     78,000   45,836       0.0%
    Weichai Power Co., Ltd. Class H                                119,000  179,521       0.1%
    Welling Holding, Ltd.                                          142,000   28,317       0.0%
*   West China Cement, Ltd.                                        462,000   47,003       0.0%
#   Winteam Pharmaceutical Group, Ltd.                             214,000  109,346       0.1%
*   Wuzhou International Holdings, Ltd.                            200,000   20,631       0.0%
    Xiamen International Port Co., Ltd. Class H                    230,000   49,370       0.0%
#*  Xinchen China Power Holdings, Ltd.                              97,000   16,913       0.0%
    Xingda International Holdings, Ltd.                            122,000   50,663       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H               96,000   10,477       0.0%
    XTEP International Holdings, Ltd.                               94,000   41,611       0.0%
*   Yanchang Petroleum International, Ltd.                       1,200,000   33,599       0.0%
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                       19,000   37,055       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                           58,000   42,954       0.0%
#   Yashili International Holdings, Ltd.                           108,000   21,935       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
CHINA -- (Continued)
    Yingde Gases Group Co., Ltd.                                 164,500 $    66,325       0.0%
    Yip's Chemical Holdings, Ltd.                                 28,000      11,355       0.0%
*   Youyuan International Holdings, Ltd.                          45,000      10,389       0.0%
*   Yuanda China Holdings, Ltd.                                  150,000       3,882       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                226,000      16,567       0.0%
    Yuexiu Property Co., Ltd.                                    986,000     144,451       0.1%
    Yuzhou Properties Co., Ltd.                                  240,000      89,070       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H       30,800      15,289       0.0%
    Zhongsheng Group Holdings, Ltd.                              110,500     110,326       0.1%
    Zhuhai Holdings Investment Group, Ltd.                        66,000      10,357       0.0%
                                                                         -----------       ---
TOTAL CHINA                                                               18,991,993       6.8%
                                                                         -----------       ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                            20,406     101,800       0.1%
    Grupo Argos SA                                                 8,683      56,312       0.0%
    Grupo Nutresa SA                                               3,626      30,366       0.0%
                                                                         -----------       ---
TOTAL COLOMBIA                                                               188,478       0.1%
                                                                         -----------       ---
DENMARK -- (1.4%)
    ALK-Abello A.S.                                                  388      52,490       0.0%
    Alm Brand A.S.                                                18,735     140,996       0.1%
*   Bang & Olufsen A.S.                                            4,723      52,212       0.0%
    BankNordik P/F                                                   655      12,570       0.0%
    Brodrene Hartmann A.S.                                           355      17,538       0.0%
*   D/S Norden A.S.                                                3,483      49,598       0.0%
    DFDS A.S.                                                      4,565     220,573       0.1%
#   FLSmidth & Co. A.S.                                            6,521     236,601       0.1%
    GN Store Nord A.S.                                            12,167     246,604       0.1%
*   H+H International A.S. Class B                                 1,306      13,121       0.0%
    ISS A.S.                                                      11,479     450,616       0.2%
    Jyske Bank A.S.                                                8,345     378,365       0.1%
    Matas A.S.                                                     4,158      80,697       0.0%
    NKT Holding A.S.                                               3,419     230,187       0.1%
    Nordjyske Bank A.S.                                            1,138      16,770       0.0%
    Per Aarsleff Holding A.S.                                      2,980      70,308       0.0%
    Ringkjoebing Landbobank A.S.                                     562     118,988       0.1%
    Rockwool International A.S. Class A                              443      72,138       0.0%
    Rockwool International A.S. Class B                              948     158,561       0.1%
    RTX A.S.                                                         996      17,285       0.0%
*   Santa Fe Group A.S.                                            1,915      18,611       0.0%
    Schouw & Co., AB                                               2,455     155,741       0.1%
    Solar A.S. Class B                                               686      37,703       0.0%
    Spar Nord Bank A.S.                                           10,205     102,322       0.0%
    Sydbank A.S.                                                   9,644     301,146       0.1%
*   TDC A.S.                                                      96,517     532,146       0.2%
*   TK Development A.S.                                           11,092      14,683       0.0%
*   Topdanmark A.S.                                                3,318      89,297       0.0%
                                                                         -----------       ---
TOTAL DENMARK                                                              3,887,867       1.4%
                                                                         -----------       ---
FINLAND -- (2.1%)
    Aktia Bank Oyj                                                 2,322      23,196       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FINLAND -- (Continued)
    Alma Media Oyj                                                1,300 $    7,490       0.0%
    Amer Sports Oyj                                               5,027    136,781       0.1%
    Aspo Oyj                                                      1,563     12,115       0.0%
    Atria Oyj                                                     1,348     14,794       0.0%
    Bittium Oyj                                                   3,810     23,602       0.0%
    Cargotec Oyj Class B                                          5,496    225,392       0.1%
    Cramo Oyj                                                     3,962    103,839       0.0%
*   Finnair Oyj                                                  10,270     45,522       0.0%
    Fiskars Oyj Abp                                               3,501     62,721       0.0%
    HKScan Oyj Class A                                            4,896     17,044       0.0%
    Kemira Oyj                                                   17,196    204,943       0.1%
    Kesko Oyj Class A                                               704     32,878       0.0%
    Kesko Oyj Class B                                             9,007    447,557       0.2%
    Metsa Board Oyj                                              34,502    198,198       0.1%
    Metso Oyj                                                    10,554    276,723       0.1%
    Neste Oyj                                                    17,647    761,329       0.3%
    Nokian Renkaat Oyj                                            5,458    183,070       0.1%
    Olvi Oyj Class A                                                906     27,436       0.0%
*   Outokumpu Oyj                                                26,716    186,252       0.1%
#*  Outotec Oyj                                                   6,827     29,727       0.0%
    PKC Group Oyj                                                 1,994     34,968       0.0%
*   Poyry Oyj                                                       567      1,926       0.0%
    Raisio Oyj Class V                                           14,254     59,599       0.0%
    Ramirent Oyj                                                  6,097     44,956       0.0%
    Sanoma Oyj                                                   12,729    119,030       0.0%
    SRV Group Oyj                                                 1,219      5,828       0.0%
*   Stockmann Oyj Abp Class A                                     1,609     12,194       0.0%
*   Stockmann Oyj Abp Class B                                     5,888     43,975       0.0%
    Stora Enso Oyj Class R                                       70,796    669,031       0.2%
    Teleste Oyj                                                   2,184     23,285       0.0%
    UPM-Kymmene Oyj                                              72,885  1,695,415       0.6%
    Vaisala Oyj Class A                                           1,411     47,923       0.0%
    Valmet Oyj                                                    9,454    140,364       0.1%
    Wartsila Oyj Abp                                              2,889    124,846       0.1%
    YIT Oyj                                                      12,604    105,116       0.0%
                                                                        ----------       ---
TOTAL FINLAND                                                            6,149,065       2.2%
                                                                        ----------       ---
FRANCE -- (4.0%)
    Accor SA                                                      4,661    176,868       0.1%
    Actia Group                                                   1,673     14,990       0.0%
    Albioma SA                                                    3,672     60,657       0.0%
*   Alstom SA                                                     2,163     58,123       0.0%
    Arkema SA                                                     9,229    875,115       0.3%
    Assystem                                                        933     27,969       0.0%
    Atos SE                                                       5,086    527,792       0.2%
    Aubay                                                         1,134     32,156       0.0%
    Axway Software SA                                               705     21,594       0.0%
    Beneteau SA                                                   2,133     24,663       0.0%
*   Bigben Interactive                                            2,794     19,289       0.0%
    Bonduelle SCA                                                 2,221     52,626       0.0%
#   Bourbon Corp.                                                 3,531     46,082       0.0%
    Burelle SA                                                       83     81,620       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
FRANCE -- (Continued)
    Casino Guichard Perrachon SA                                  7,604 $378,535       0.2%
*   Cegedim SA                                                      423   10,769       0.0%
*   Cegid Group SA                                                  520       --       0.0%
#*  CGG SA                                                        2,966   78,329       0.0%
    Chargeurs SA                                                  3,609   62,747       0.0%
    Cie des Alpes                                                 1,197   22,163       0.0%
    CNP Assurances                                               21,929  379,771       0.2%
*   Coface SA                                                    11,120   72,004       0.0%
    Derichebourg SA                                              12,840   40,155       0.0%
    Eiffage SA                                                    6,497  481,003       0.2%
    Elior Group                                                   3,767   84,623       0.0%
    Elis SA                                                       3,811   63,315       0.0%
*   Eramet                                                          890   41,774       0.0%
*   Esso SA Francaise                                               472   18,982       0.0%
*   Etablissements Maurel et Prom                                19,774   87,043       0.0%
    Euler Hermes Group                                            1,469  127,430       0.1%
    Exel Industries Class A                                         324   23,721       0.0%
    Faiveley Transport SA                                           155   16,898       0.0%
    Faurecia                                                      6,798  250,584       0.1%
    Fleury Michon SA                                                176   11,514       0.0%
    GL Events                                                     1,067   19,029       0.0%
    Groupe Crit                                                     466   30,734       0.0%
*   Groupe Fnac SA                                                1,484  101,303       0.1%
    Groupe Open                                                     766   20,583       0.0%
    Guerbet                                                         340   20,205       0.0%
    Haulotte Group SA                                             2,092   28,992       0.0%
    Havas SA                                                     22,175  180,500       0.1%
    Imerys SA                                                     2,042  142,173       0.1%
    Interparfums SA                                               1,503   43,135       0.0%
    IPSOS                                                         4,385  143,216       0.1%
    Jacquet Metal Service                                         1,998   33,544       0.0%
    Korian SA                                                     5,337  163,468       0.1%
    Lagardere SCA                                                15,859  403,876       0.2%
    Laurent-Perrier                                                   5      384       0.0%
    Le Noble Age                                                    433   15,237       0.0%
    Les Nouveaux Constructeurs SA                                   630   24,095       0.0%
    Linedata Services                                               407   18,772       0.0%
    LISI                                                          2,268   67,186       0.0%
    Manitou BF SA                                                 1,032   18,631       0.0%
    Manutan International                                           385   25,129       0.0%
    Mersen                                                        1,692   33,864       0.0%
    MGI Coutier                                                   1,706   47,962       0.0%
    Mr Bricolage                                                    841   12,179       0.0%
*   Naturex                                                         533   48,360       0.0%
    Neopost SA                                                    4,950  149,918       0.1%
*   Nexans SA                                                     6,234  354,355       0.1%
    Nexity SA                                                     4,897  245,871       0.1%
*   NRJ Group                                                       102    1,016       0.0%
#*  Onxeo SA                                                      3,643    9,517       0.0%
*   Parrot SA                                                     1,798   15,970       0.0%
*   Pierre & Vacances SA                                            790   30,913       0.0%
    Plastivaloire                                                   209   26,176       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
FRANCE -- (Continued)
    PSB Industries SA                                               290 $    14,650       0.0%
    Rallye SA                                                     3,853      69,805       0.0%
    Rexel SA                                                     43,153     598,499       0.2%
    Rothschild & Co.                                              2,893      68,633       0.0%
    Savencia SA                                                   1,013      62,053       0.0%
    SCOR SE                                                      23,193     751,073       0.3%
    Seche Environnement SA                                          323       9,921       0.0%
*   Sequana SA                                                    7,954      13,613       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    669      21,388       0.0%
    Sopra Steria Group                                            1,971     200,517       0.1%
*   Stallergenes Greer P.L.C.                                       342      10,924       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      5,687      21,827       0.0%
    Stef SA                                                         338      26,166       0.0%
    STMicroelectronics NV                                        87,664     832,020       0.3%
    Sword Group                                                     907      27,177       0.0%
    Synergie SA                                                   1,093      35,356       0.0%
    Tarkett SA                                                    2,198      78,276       0.0%
    Technip SA                                                   15,411   1,022,827       0.4%
    Television Francaise 1                                       15,664     144,271       0.1%
    Tessi SA                                                        159      24,235       0.0%
    TFF Group                                                        52       5,803       0.0%
    Thermador Groupe                                                112       9,689       0.0%
    Total Gabon                                                      66       9,432       0.0%
    Trigano SA                                                      816      57,719       0.0%
#*  Vallourec SA                                                 48,159     236,668       0.1%
    Vetoquinol SA                                                   346      17,404       0.0%
    Vicat SA                                                      2,387     150,075       0.1%
    Vilmorin & Cie SA                                               913      54,898       0.0%
    Vranken-Pommery Monopole SA                                     634      15,963       0.0%
                                                                        -----------       ---
TOTAL FRANCE                                                             11,338,079       4.0%
                                                                        -----------       ---
GERMANY -- (4.5%)
    Aareal Bank AG                                               10,626     384,344       0.2%
    Adler Modemaerkte AG                                          1,247       7,083       0.0%
*   ADVA Optical Networking SE                                    6,515      51,917       0.0%
*   AIXTRON SE                                                    6,680      31,774       0.0%
    Allgeier SE                                                   1,181      23,324       0.0%
    Aurubis AG                                                    9,473     493,889       0.2%
    Axel Springer SE                                              5,619     281,506       0.1%
    Bauer AG                                                      1,881      25,833       0.0%
    BayWa AG                                                      1,668      56,045       0.0%
    Bertrandt AG                                                    198      21,059       0.0%
    Bijou Brigitte AG                                               546      32,390       0.0%
#*  Bilfinger SE                                                  4,029     141,877       0.1%
    Biotest AG                                                    1,132      20,220       0.0%
    Borussia Dortmund GmbH & Co. KGaA                            13,117      82,761       0.0%
    CANCOM SE                                                     1,963      89,343       0.0%
    CENTROTEC Sustainable AG                                      1,661      27,299       0.0%
    Cewe Stiftung & Co. KGAA                                        872      83,556       0.0%
    Comdirect Bank AG                                             3,911      39,708       0.0%
    CropEnergies AG                                               2,229      12,622       0.0%
    Deutsche Lufthansa AG                                        32,470     415,587       0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
GERMANY -- (Continued)
    Deutz AG                                                     16,726 $ 82,731       0.0%
*   Dialog Semiconductor P.L.C.                                   7,470  293,773       0.1%
    DMG Mori AG                                                   8,809  403,216       0.2%
    Dr Hoenle AG                                                    568   15,758       0.0%
    Draegerwerk AG & Co. KGaA                                       389   24,848       0.0%
    Eckert & Ziegler AG                                             633   14,682       0.0%
    Elmos Semiconductor AG                                        2,007   30,393       0.0%
    ElringKlinger AG                                              3,781   58,569       0.0%
*   Euromicron AG                                                   489    3,919       0.0%
*   First Sensor AG                                               1,003   15,636       0.0%
    Fraport AG Frankfurt Airport Services Worldwide               5,468  324,583       0.1%
    Freenet AG                                                   12,285  352,200       0.1%
    Gerry Weber International AG                                  3,517   43,908       0.0%
    Gesco AG                                                        133   10,631       0.0%
    GFK SE                                                        1,884   63,540       0.0%
    Grammer AG                                                    2,557  146,380       0.1%
*   H&R GmbH & Co. KGaA                                           1,674   30,991       0.0%
    Hamburger Hafen und Logistik AG                               2,985   47,448       0.0%
#*  Heidelberger Druckmaschinen AG                               38,683  102,731       0.1%
    Hella KGaA Hueck & Co.                                        3,840  146,551       0.1%
*   HolidayCheck Group AG                                         3,457    8,511       0.0%
    Hornbach Baumarkt AG                                          1,013   31,970       0.0%
    Indus Holding AG                                              2,730  161,136       0.1%
    Init Innovation In Traffic Systems AG                           622   10,643       0.0%
    Isra Vision AG                                                  533   62,004       0.0%
*   IVU Traffic Technologies AG                                   2,498    9,399       0.0%
    Jenoptik AG                                                   8,878  152,577       0.1%
#   K+S AG                                                       17,364  351,617       0.1%
    KION Group AG                                                 8,348  504,388       0.2%
*   Kloeckner & Co. SE                                           21,008  262,345       0.1%
*   Koenig & Bauer AG                                             1,814   85,375       0.0%
*   Kontron AG                                                    7,202   24,740       0.0%
    Krones AG                                                       829   84,558       0.0%
    KSB AG                                                           44   18,131       0.0%
    KWS Saat SE                                                     322  105,351       0.1%
    Lanxess AG                                                   11,884  762,058       0.3%
    Leifheit AG                                                     386   25,009       0.0%
    Leoni AG                                                      4,485  170,114       0.1%
*   LPKF Laser & Electronics AG                                     969    7,436       0.0%
*   Manz AG                                                         646   23,575       0.0%
*   Mediclin AG                                                   5,270   33,085       0.0%
*   Medigene AG                                                   2,071   18,368       0.0%
    Metro AG                                                     11,038  330,635       0.1%
    MLP AG                                                        2,291    9,298       0.0%
*   Nordex SE                                                     3,837  101,057       0.0%
    OHB SE                                                          519   10,764       0.0%
    Osram Licht AG                                               10,639  604,261       0.2%
*   Patrizia Immobilien AG                                        4,784   99,027       0.0%
    Pfeiffer Vacuum Technology AG                                   242   21,959       0.0%
    PNE Wind AG                                                   5,875   13,155       0.0%
    Progress-Werk Oberkirch AG                                      137    5,638       0.0%
    Puma SE                                                          81   20,187       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
GERMANY -- (Continued)
    QSC AG                                                        16,042 $    33,103       0.0%
    Rheinmetall AG                                                 8,438     585,748       0.2%
    RHOEN-KLINIKUM AG                                              5,108     142,194       0.1%
    RIB Software AG                                                3,737      50,692       0.0%
*   RWE AG                                                        53,047     843,935       0.3%
    S&T AG                                                         2,246      22,171       0.0%
    SAF-Holland SA                                                 6,425      86,285       0.0%
    Salzgitter AG                                                  8,377     275,369       0.1%
    Schaltbau Holding AG                                             462      14,297       0.0%
    SHW AG                                                           838      29,051       0.0%
    Sixt SE                                                        2,096     127,186       0.1%
#   SMA Solar Technology AG                                          773      19,851       0.0%
    Softing AG                                                     1,101      14,731       0.0%
    Software AG                                                    7,040     255,863       0.1%
    Stada Arzneimittel AG                                          8,547     428,620       0.2%
    Suedzucker AG                                                 11,845     303,854       0.1%
*   Suess MicroTec AG                                              3,387      23,733       0.0%
    Surteco SE                                                     1,016      25,658       0.0%
    TAG Immobilien AG                                              2,590      34,537       0.0%
    Takkt AG                                                       4,536     107,581       0.1%
*   Talanx AG                                                      7,662     237,817       0.1%
    Technotrans AG                                                   890      21,298       0.0%
*   Tom Tailor Holding AG                                          1,423       7,136       0.0%
    VERBIO Vereinigte BioEnergie AG                                4,422      32,986       0.0%
*   Vossloh AG                                                     1,623      98,660       0.0%
    VTG AG                                                         2,005      61,187       0.0%
    Wacker Chemie AG                                               1,817     162,102       0.1%
    Wacker Neuson SE                                               4,244      58,714       0.0%
    Zeal Network SE                                                  365      12,405       0.0%
                                                                         -----------       ---
TOTAL GERMANY                                                             12,779,760       4.5%
                                                                         -----------       ---
HONG KONG -- (2.1%)
*   13 Holdings, Ltd. (The)                                       99,000      29,142       0.0%
    Agritrade Resources, Ltd.                                     65,000      10,460       0.0%
    Allied Group, Ltd.                                            12,000      64,065       0.0%
    Allied Properties HK, Ltd.                                   290,000      61,314       0.0%
    APT Satellite Holdings, Ltd.                                  55,000      36,151       0.0%
    Asia Financial Holdings, Ltd.                                 32,000      18,349       0.0%
    Associated International Hotels, Ltd.                         12,000      35,047       0.0%
    Bonjour Holdings, Ltd.                                       134,000       5,771       0.0%
#   Cathay Pacific Airways, Ltd.                                 144,000     189,538       0.1%
    Century City International Holdings, Ltd.                    224,000      15,005       0.0%
*   Champion Technology Holdings, Ltd.                           434,000       9,317       0.0%
    Cheuk Nang Holdings, Ltd.                                     32,522      24,277       0.0%
    Chevalier International Holdings, Ltd.                        20,000      31,642       0.0%
*   China Chuanglian Education Group, Ltd.                       232,000       5,160       0.0%
*   China Energy Development Holdings, Ltd.                      690,000       8,556       0.0%
*   China Environmental Energy Investment, Ltd.                   64,000       4,704       0.0%
    China Flavors & Fragrances Co., Ltd.                          52,000      18,530       0.0%
    China Metal International Holdings, Inc.                      38,000      13,268       0.0%
    Chow Sang Sang Holdings International, Ltd.                   44,000      77,684       0.0%
    Chuang's Consortium International, Ltd.                      180,000      39,326       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
HONG KONG -- (Continued)
    CITIC Telecom International Holdings, Ltd.                     220,000 $ 75,047       0.0%
#   CK Life Sciences Int'l Holdings, Inc.                          344,000   30,104       0.0%
    CNT Group, Ltd.                                                150,000   14,093       0.0%
#*  Cowell e Holdings, Inc.                                         22,000    6,762       0.0%
*   Crocodile Garments                                              69,000    7,730       0.0%
    CSI Properties, Ltd.                                           870,000   31,297       0.0%
    CW Group Holdings, Ltd.                                         52,000   10,698       0.0%
    Dah Sing Banking Group, Ltd.                                    60,400  109,081       0.1%
    Dah Sing Financial Holdings, Ltd.                               20,400  138,374       0.1%
    Eagle Nice International Holdings, Ltd.                         44,000   13,195       0.0%
    Emperor International Holdings, Ltd.                           270,000   63,220       0.0%
*   Emperor Watch & Jewellery, Ltd.                                360,000   14,362       0.0%
*   eSun Holdings, Ltd.                                            132,000   12,566       0.0%
    Far East Consortium International, Ltd.                        161,795   66,228       0.0%
    FIH Mobile, Ltd.                                               352,000  116,161       0.1%
    First Pacific Co., Ltd.                                        268,000  203,024       0.1%
    First Shanghai Investments, Ltd.                                88,000   15,585       0.0%
    Fountain SET Holdings, Ltd.                                    142,000   18,645       0.0%
    G-Resources Group, Ltd.                                      2,434,898   43,097       0.0%
#*  GCL New Energy Holdings, Ltd.                                  920,000   54,427       0.0%
    Get Nice Financial Group, Ltd.                                  29,050    3,963       0.0%
    Get Nice Holdings, Ltd.                                      1,162,000   40,380       0.0%
*   Global Brands Group Holding, Ltd.                              674,000   76,341       0.0%
    Hang Lung Group, Ltd.                                          135,000  516,407       0.2%
    Hanison Construction Holdings, Ltd.                             47,877    8,445       0.0%
#   Hanny Holdings, Ltd.                                            69,000    3,870       0.0%
    Harbour Centre Development, Ltd.                                17,000   30,782       0.0%
    Hon Kwok Land Investment Co., Ltd.                              54,000   20,943       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                         2,800   19,948       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                          72,500   81,932       0.1%
    Hopewell Holdings, Ltd.                                         67,500  236,344       0.1%
#*  Hsin Chong Group Holding, Ltd.                                 532,000   23,605       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          180,000   57,971       0.0%
    IPE Group, Ltd.                                                 75,000   16,328       0.0%
    IT, Ltd.                                                        40,000   14,727       0.0%
    Johnson Electric Holdings, Ltd.                                 43,000  103,933       0.1%
    Kerry Logistics Network, Ltd.                                   68,500   90,929       0.1%
    Kerry Properties, Ltd.                                          95,000  300,808       0.1%
    Kingmaker Footwear Holdings, Ltd.                               74,000   18,093       0.0%
    Kowloon Development Co., Ltd.                                   77,000   77,072       0.0%
    Lai Sun Development Co., Ltd.                                2,475,000   50,303       0.0%
    Lai Sun Garment International, Ltd.                            301,000   59,788       0.0%
    Li & Fung, Ltd.                                                 30,000   14,747       0.0%
    Lifestyle International Holdings, Ltd.                          41,000   54,931       0.0%
    Lisi Group Holdings, Ltd.                                      382,000   31,990       0.0%
    Liu Chong Hing Investment, Ltd.                                  2,000    2,817       0.0%
    Luen Thai Holdings, Ltd.                                        45,000   18,499       0.0%
    Luk Fook Holdings International, Ltd.                           52,000  152,481       0.1%
#*  Macau Legend Development, Ltd.                                 192,000   33,584       0.0%
*   Man Sang International, Ltd.                                   150,000   12,548       0.0%
    Master Glory Group, Ltd.                                       552,000   30,961       0.0%
    Melco International Development, Ltd.                           87,000  113,451       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
HONG KONG -- (Continued)
*   Midland Holdings, Ltd.                                        76,000 $   26,949       0.0%
#   Miramar Hotel & Investment                                    21,000     42,308       0.0%
#   Newocean Energy Holdings, Ltd.                               124,000     31,946       0.0%
*   Nine Express, Ltd.                                            90,000      4,279       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.       160,000      9,985       0.0%
    Orient Overseas International, Ltd.                           34,500    129,050       0.1%
    Oriental Watch Holdings                                       60,000     10,912       0.0%
*   Pacific Andes International Holdings, Ltd.                   668,000      4,720       0.0%
#*  Pacific Basin Shipping, Ltd.                                 360,000     53,754       0.0%
    Paliburg Holdings, Ltd.                                       86,000     26,263       0.0%
    Pico Far East Holdings, Ltd.                                 100,000     30,418       0.0%
    Playmates Holdings, Ltd.                                      24,000     28,062       0.0%
    Playmates Toys, Ltd.                                          60,000      9,415       0.0%
    Polytec Asset Holdings, Ltd.                                 325,000     23,479       0.0%
*   PYI Corp., Ltd.                                              560,000     11,725       0.0%
    Regal Hotels International Holdings, Ltd.                     68,000     37,892       0.0%
    SEA Holdings, Ltd.                                            20,000     50,921       0.0%
    Shangri-La Asia, Ltd.                                        206,000    226,249       0.1%
#   Shenwan Hongyuan HK, Ltd.                                     65,000     35,756       0.0%
*   Shun Tak Holdings, Ltd.                                      104,000     35,060       0.0%
*   Sincere Watch Hong Kong, Ltd.                                470,000     12,932       0.0%
*   Singamas Container Holdings, Ltd.                            144,000     15,013       0.0%
#   SITC International Holdings Co., Ltd.                         27,000     15,966       0.0%
    Sitoy Group Holdings, Ltd.                                    30,000     10,776       0.0%
    SJM Holdings, Ltd.                                           246,000    169,793       0.1%
*   SOCAM Development, Ltd.                                       28,000     10,853       0.0%
    Soundwill Holdings, Ltd.                                       8,500     15,418       0.0%
*   South China Holdings Co., Ltd.                               152,000      7,539       0.0%
    Stella International Holdings, Ltd.                           45,000     78,001       0.1%
    Sun Hung Kai & Co., Ltd.                                      73,000     45,957       0.0%
    Tao Heung Holdings, Ltd.                                      39,000     10,909       0.0%
#   Television Broadcasts, Ltd.                                   37,700    136,470       0.1%
    Texwinca Holdings, Ltd.                                       92,000     64,362       0.0%
    Transport International Holdings, Ltd.                        26,800     80,973       0.1%
#*  Trinity, Ltd.                                                118,000      8,670       0.0%
*   TSC Group Holdings, Ltd.                                      50,000      7,402       0.0%
    Tsui Wah Holdings, Ltd.                                       58,000      9,943       0.0%
*   United Laboratories International Holdings, Ltd. (The)        90,000     49,551       0.0%
    Upbest Group, Ltd.                                            96,000     16,436       0.0%
    Varitronix International, Ltd.                                44,000     17,901       0.0%
    Victory City International Holdings, Ltd.                    274,562     12,899       0.0%
    VST Holdings, Ltd.                                           102,000     30,962       0.0%
    Wing On Co. International, Ltd.                               20,000     62,254       0.0%
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd.            29,250      5,704       0.0%
#   Xinyi Glass Holdings, Ltd.                                   234,000    201,202       0.1%
                                                                         ----------       ---
TOTAL HONG KONG                                                           5,986,952       2.1%
                                                                         ----------       ---
INDIA -- (4.1%)
    Aarti Industries                                               1,786     20,254       0.0%
    Aban Offshore, Ltd.                                            4,866     19,395       0.0%
    Adani Enterprises, Ltd.                                       35,952     36,091       0.0%
    Adani Ports & Special Economic Zone, Ltd.                     20,256     92,405       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
*   Adani Power, Ltd.                                            113,843 $ 46,555       0.0%
*   Adani Transmissions, Ltd.                                     32,395   22,035       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                         28,844   70,762       0.0%
    Aditya Birla Nuvo, Ltd.                                        5,547  115,507       0.1%
*   Allahabad Bank                                                31,594   35,652       0.0%
    Allcargo Logistics, Ltd.                                      10,423   29,565       0.0%
    Anant Raj, Ltd.                                               24,606   20,310       0.0%
    Andhra Bank                                                   15,328   12,965       0.0%
    Apar Industries, Ltd.                                          1,626   14,386       0.0%
    Apollo Tyres, Ltd.                                            41,334  124,772       0.1%
    Arvind, Ltd.                                                  18,888  117,725       0.1%
    Ashoka Buildcon, Ltd.                                          4,913   12,046       0.0%
    Bajaj Electricals, Ltd.                                        7,555   30,241       0.0%
    Bajaj Finance, Ltd.                                            1,148   18,570       0.0%
    Bajaj Finserv, Ltd.                                            5,258  269,368       0.1%
*   Bajaj Hindusthan Sugar, Ltd.                                  39,744   10,095       0.0%
    Bajaj Holdings & Investment, Ltd.                              1,841   61,162       0.0%
    Balkrishna Industries, Ltd.                                    4,253   68,080       0.0%
    Balmer Lawrie & Co., Ltd.                                      1,407   16,549       0.0%
    Balrampur Chini Mills, Ltd.                                   12,321   21,534       0.0%
*   Bank of Baroda                                                71,919  167,564       0.1%
*   Bank of India                                                 40,129   68,961       0.0%
    Bannari Amman Sugars, Ltd.                                       400   12,163       0.0%
    BEML, Ltd.                                                     1,599   22,512       0.0%
    Bharat Heavy Electricals, Ltd.                                36,273   75,479       0.0%
    Biocon, Ltd.                                                   5,817   80,611       0.0%
    Birla Corp., Ltd.                                              2,820   33,552       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                        7,230    6,257       0.0%
    Cairn India, Ltd.                                             30,919  104,249       0.1%
*   Canara Bank                                                   17,350   81,583       0.1%
    Ceat, Ltd.                                                     2,540   46,127       0.0%
    Century Textiles & Industries, Ltd.                            5,963   84,242       0.1%
    Chambal Fertilizers and Chemicals, Ltd.                       29,997   28,858       0.0%
    Chennai Super Kings Cricket, Ltd.                             33,314      210       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                 4,941   87,131       0.1%
    City Union Bank, Ltd.                                         17,998   40,313       0.0%
    Clariant Chemicals India, Ltd.                                 1,294   15,693       0.0%
    Coromandel International, Ltd.                                11,341   48,473       0.0%
*   Corp. Bank                                                     6,059    3,870       0.0%
    Cox & Kings, Ltd.                                              7,612   25,880       0.0%
*   Crompton Greaves Consumer Electricals, Ltd.                   38,441  106,466       0.1%
*   Crompton Greaves, Ltd.                                        38,441   44,203       0.0%
    Cyient, Ltd.                                                   7,863   58,603       0.0%
    Dalmia Bharat, Ltd.                                            3,039   93,106       0.1%
*   DCB Bank, Ltd.                                                19,691   38,902       0.0%
    DCM Shriram, Ltd.                                              5,770   22,501       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                4,967   16,419       0.0%
    Delta Corp., Ltd.                                             11,121   30,566       0.0%
*   DEN Networks, Ltd.                                             6,479    7,529       0.0%
*   Dena Bank                                                     26,714   15,220       0.0%
    Dewan Housing Finance Corp., Ltd.                             21,834  107,750       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                      9,244   34,242       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    DLF, Ltd.                                                     40,554 $ 91,416       0.1%
*   EID Parry India, Ltd.                                          7,894   31,825       0.0%
    EIH, Ltd.                                                     14,472   24,184       0.0%
    Engineers India, Ltd.                                          8,804   35,799       0.0%
*   Eros International Media, Ltd.                                 5,517   16,387       0.0%
    Escorts, Ltd.                                                 10,792   60,798       0.0%
    Essel Propack, Ltd.                                            6,079   22,021       0.0%
    Eveready Industries India, Ltd.                                4,825   18,806       0.0%
    Exide Industries, Ltd.                                        32,046   95,412       0.1%
    FDC, Ltd.                                                      4,381   14,965       0.0%
    Federal Bank, Ltd.                                           137,607  169,491       0.1%
    Finolex Cables, Ltd.                                           9,691   65,361       0.0%
*   Firstsource Solutions, Ltd.                                   49,505   29,970       0.0%
*   Fortis Healthcare, Ltd.                                        6,443   17,452       0.0%
    Future Enterprises, Ltd.                                      11,207    2,882       0.0%
*   Future Retail Ltd.                                            11,207   28,376       0.0%
    GAIL India, Ltd.                                              36,710  237,184       0.1%
    Gateway Distriparks, Ltd.                                      6,795   25,456       0.0%
    Gati, Ltd.                                                     9,843   21,043       0.0%
    GHCL, Ltd.                                                     6,025   25,177       0.0%
    GIC Housing Finance, Ltd.                                      2,271   11,626       0.0%
*   Godrej Properties, Ltd.                                          682    3,723       0.0%
    Great Eastern Shipping Co., Ltd. (The)                         8,188   45,976       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                             3,823   23,580       0.0%
    Gujarat Fluorochemicals, Ltd.                                  4,296   33,747       0.0%
    Gujarat Mineral Development Corp., Ltd.                       15,723   26,793       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.           5,880   24,858       0.0%
    Gujarat State Petronet, Ltd.                                  19,247   45,781       0.0%
*   Hathway Cable & Datacom, Ltd.                                 30,654   14,128       0.0%
*   HeidelbergCement India, Ltd.                                   9,822   21,346       0.0%
    Hikal, Ltd.                                                    6,003   20,008       0.0%
*   Himachal Futuristic Communications, Ltd.                     103,165   23,819       0.0%
    Himatsingka Seide, Ltd.                                        3,227   13,642       0.0%
    Hindalco Industries, Ltd.                                    174,339  391,177       0.2%
*   Hindustan Construction Co., Ltd.                              58,971   32,108       0.0%
*   Housing Development & Infrastructure, Ltd.                    42,843   52,971       0.0%
    HSIL, Ltd.                                                     5,251   27,555       0.0%
    HT Media, Ltd.                                                 4,432    6,138       0.0%
    Huhtamaki PPL, Ltd.                                            3,404   14,771       0.0%
*   IDBI Bank, Ltd.                                               81,040   89,332       0.1%
    Idea Cellular, Ltd.                                          138,910  159,818       0.1%
    IFCI, Ltd.                                                   127,562   49,718       0.0%
    IIFL Holdings, Ltd.                                           24,794  122,055       0.1%
    IL&FS Transportation Networks, Ltd.                           16,134   27,043       0.0%
    India Cements, Ltd. (The)                                     33,314   79,086       0.0%
    Indiabulls Housing Finance, Ltd.                              23,637  300,050       0.1%
    Indian Bank                                                   10,148   34,884       0.0%
*   Indian Overseas Bank                                          27,461   10,987       0.0%
    Ingersoll-Rand India, Ltd.                                       672    7,313       0.0%
*   Ipca Laboratories, Ltd.                                        5,792   53,725       0.0%
    J Kumar Infraprojects, Ltd.                                      820    2,661       0.0%
    Jain Irrigation Systems, Ltd.                                 41,713   66,890       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
*   Jaiprakash Associates, Ltd.                                  148,085 $ 24,857       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                              39,640   40,545       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                           1,297    7,522       0.0%
    JBF Industries, Ltd.                                           3,357   12,231       0.0%
    Jindal Poly Films, Ltd.                                        1,754   11,109       0.0%
    Jindal Saw, Ltd.                                              28,520   27,454       0.0%
*   Jindal Steel & Power, Ltd.                                    37,995   42,954       0.0%
*   JITF Infralogistics, Ltd.                                      2,293    1,409       0.0%
    JK Cement, Ltd.                                                2,985   42,611       0.0%
    JK Lakshmi Cement, Ltd.                                        2,854   21,179       0.0%
    JK Tyre & Industries, Ltd.                                     7,877   16,768       0.0%
    JM Financial, Ltd.                                            37,220   49,141       0.0%
    JSW Energy, Ltd.                                              66,276   65,292       0.0%
    JSW Steel, Ltd.                                               13,944  345,291       0.1%
    Jubilant Life Sciences, Ltd.                                   8,134   83,837       0.1%
    Kalpataru Power Transmission, Ltd.                             5,875   22,523       0.0%
*   Kalyani Steels, Ltd.                                           4,674   22,551       0.0%
    Karnataka Bank, Ltd. (The)                                    20,633   37,794       0.0%
    Karur Vysya Bank, Ltd. (The)                                   7,238   52,574       0.0%
    Kaveri Seed Co., Ltd.                                          3,892   25,282       0.0%
    KEC International, Ltd.                                        6,560   12,445       0.0%
    KPIT Technologies, Ltd.                                       17,754   38,098       0.0%
    KRBL, Ltd.                                                     4,069   14,924       0.0%
    Kwality, Ltd.                                                  5,565   12,016       0.0%
    L&T Finance Holdings, Ltd.                                    40,963   66,004       0.0%
    Lakshmi Machine Works, Ltd.                                      278   17,811       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                 6,781   15,590       0.0%
    LIC Housing Finance, Ltd.                                     26,547  234,178       0.1%
    Mahindra & Mahindra Financial Services, Ltd.                  37,755  204,183       0.1%
*   Mahindra CIE Automotive, Ltd.                                  8,500   25,268       0.0%
    Mahindra Lifespace Developers, Ltd.                            1,709   10,969       0.0%
    Manappuram Finance, Ltd.                                      78,811  121,237       0.1%
    Marksans Pharma, Ltd.                                         41,168   32,229       0.0%
    Max Financial Services, Ltd.                                   8,145   68,461       0.0%
    McLeod Russel India, Ltd.                                      8,584   21,898       0.0%
    Merck, Ltd.                                                    1,383   17,454       0.0%
    Motilal Oswal Financial Services, Ltd.                         2,470   21,986       0.0%
    Mphasis, Ltd.                                                 11,433   87,976       0.1%
    MRF, Ltd.                                                        114   81,635       0.1%
    Muthoot Finance, Ltd.                                         10,679   58,380       0.0%
    National Aluminium Co., Ltd.                                  73,439   60,185       0.0%
    Nava Bharat Ventures, Ltd.                                    10,426   21,975       0.0%
    Navin Fluorine International, Ltd.                               333   12,825       0.0%
    NCC, Ltd.                                                     64,575   89,719       0.1%
    NIIT Technologies, Ltd.                                        3,874   23,827       0.0%
    Nilkamal, Ltd.                                                 1,710   42,603       0.0%
    Oberoi Realty, Ltd.                                            9,219   49,723       0.0%
    OCL India, Ltd.                                                1,709   24,182       0.0%
    Omaxe, Ltd.                                                   12,406   31,493       0.0%
    Orient Cement Ltd.                                             7,237   19,407       0.0%
    Oriental Bank of Commerce                                     12,870   24,841       0.0%
    PC Jeweller, Ltd.                                              6,576   50,270       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Persistent Systems, Ltd.                                       4,594 $ 45,356       0.0%
*   Polaris Consulting & Services, Ltd.                            5,149   12,421       0.0%
    Power Finance Corp., Ltd.                                    100,884  188,759       0.1%
    Praj Industries, Ltd.                                         14,719   18,522       0.0%
    Prestige Estates Projects, Ltd.                               13,164   38,183       0.0%
    PTC India Financial Services, Ltd.                             8,936    5,246       0.0%
    PTC India, Ltd.                                               27,166   30,221       0.0%
    Ramco Cements, Ltd. (The)                                      6,820   64,774       0.0%
    Ramco Industries, Ltd.                                         4,757   18,391       0.0%
*   Ramco Systems, Ltd.                                            1,512   10,760       0.0%
    Ratnamani Metals & Tubes, Ltd.                                 2,005   19,489       0.0%
*   RattanIndia Power, Ltd.                                       91,896   11,753       0.0%
    Raymond, Ltd.                                                  5,379   49,960       0.0%
    Redington India, Ltd.                                         30,054   47,424       0.0%
*   Reliance Communications, Ltd.                                127,476   89,278       0.1%
    Reliance Power, Ltd.                                          86,576   60,865       0.0%
*   Rolta India, Ltd.                                              8,907    8,446       0.0%
    Rural Electrification Corp., Ltd.                            104,056  210,376       0.1%
    Sadbhav Engineering, Ltd.                                      3,567   15,015       0.0%
*   Shipping Corp. of India, Ltd.                                 11,298   11,585       0.0%
    Shriram City Union Finance, Ltd.                                 889   34,658       0.0%
    Simplex Infrastructures, Ltd.                                  2,715   13,258       0.0%
    Sintex Industries, Ltd.                                       37,201   50,215       0.0%
    Sobha, Ltd.                                                    4,729   20,073       0.0%
    Sonata Software, Ltd.                                          5,128   12,060       0.0%
    South Indian Bank, Ltd. (The)                                 97,154   34,809       0.0%
    SREI Infrastructure Finance, Ltd.                             37,294   41,404       0.0%
    SRF, Ltd.                                                      2,383   65,019       0.0%
    State Bank of Bikaner & Jaipur                                 2,406   25,081       0.0%
    State Bank of Travancore                                       2,684   22,006       0.0%
    Sterlite Technologies, Ltd.                                   24,123   38,267       0.0%
    Strides Arcolab, Ltd.                                          3,910   61,087       0.0%
    Sundaram-Clayton, Ltd.                                           244   12,490       0.0%
*   Syndicate Bank                                                25,260   27,884       0.0%
    TAKE Solutions, Ltd.                                           5,322   13,009       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                            3,357   18,825       0.0%
    Tata Chemicals, Ltd.                                          10,935   88,802       0.1%
    Tata Global Beverages, Ltd.                                   57,462  119,862       0.1%
    Tata Steel, Ltd.                                              45,704  277,134       0.1%
    Tech Mahindra, Ltd.                                           24,288  160,313       0.1%
    Techno Electric & Engineering Co., Ltd.                        5,516   26,146       0.0%
    Tube Investments of India, Ltd.                                7,181   69,741       0.0%
*   TV18 Broadcast, Ltd.                                          50,108   33,787       0.0%
*   UCO Bank                                                      43,518   22,860       0.0%
    Uflex, Ltd.                                                    4,170   19,944       0.0%
    Unichem Laboratories, Ltd.                                     3,486   15,095       0.0%
    Union Bank of India                                           27,772   60,943       0.0%
*   Unitech, Ltd.                                                397,021   36,446       0.0%
    UPL, Ltd.                                                     38,041  395,911       0.2%
    VA Tech Wabag, Ltd.                                            2,817   21,417       0.0%
    Vardhman Textiles, Ltd.                                        2,598   44,228       0.0%
    Vedanta, Ltd.                                                127,768  387,729       0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
*   Videocon Industries, Ltd.                                       11,739 $    18,297       0.0%
*   Vijaya Bank                                                     51,437      33,758       0.0%
    Welspun Corp., Ltd.                                              7,544       8,130       0.0%
*   Wockhardt, Ltd.                                                  3,683      48,026       0.0%
    Zensar Technologies, Ltd.                                        2,085      28,940       0.0%
                                                                           -----------       ---
TOTAL INDIA                                                                 11,697,767       4.2%
                                                                           -----------       ---
INDONESIA -- (1.0%)
    Adaro Energy Tbk PT                                          2,420,100     293,802       0.1%
    Adhi Karya Persero Tbk PT                                      264,400      45,921       0.0%
*   Agung Podomoro Land Tbk PT                                     466,200      10,286       0.0%
*   Alam Sutera Realty Tbk PT                                    1,729,800      59,389       0.0%
*   Aneka Tambang Persero Tbk PT                                 1,917,480     131,600       0.1%
    Bank Bukopin Tbk                                               371,100      19,620       0.0%
    Bank Danamon Indonesia Tbk PT                                  447,700     132,405       0.1%
*   Bank Pan Indonesia Tbk PT                                      521,700      31,965       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT           418,000      50,934       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                      382,300      15,670       0.0%
*   Bank Permata Tbk PT                                            578,500      25,509       0.0%
    Bank Tabungan Negara Persero Tbk PT                            649,900      95,060       0.1%
*   Barito Pacific Tbk PT                                          491,400      53,480       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                          835,100      19,933       0.0%
    BISI International Tbk PT                                      130,500      19,981       0.0%
    Ciputra Development Tbk PT                                     335,610      40,613       0.0%
    Ciputra Property Tbk PT                                        340,707      19,863       0.0%
    Ciputra Surya Tbk PT                                            91,590      21,371       0.0%
*   Delta Dunia Makmur Tbk PT                                    1,079,400      39,560       0.0%
*   Eagle High Plantations Tbk PT                                2,331,500      34,081       0.0%
    Elnusa Tbk PT                                                  671,700      23,263       0.0%
    Fajar Surya Wisesa Tbk PT                                       92,000      20,510       0.0%
*   Gajah Tunggal Tbk PT                                           335,500      32,077       0.0%
*   Garuda Indonesia Persero Tbk PT                                440,200      12,682       0.0%
    Global Mediacom Tbk PT                                       1,106,900      72,030       0.1%
*   Hanson International Tbk PT                                  4,115,000      44,104       0.0%
    Holcim Indonesia Tbk PT                                        208,000      15,382       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                           414,200      33,652       0.0%
    Indo Tambangraya Megah Tbk PT                                   50,300      55,209       0.0%
    Intiland Development Tbk PT                                    847,400      37,366       0.0%
    Japfa Comfeed Indonesia Tbk PT                                 631,100      91,080       0.1%
*   Krakatau Steel Persero Tbk PT                                  574,800      29,075       0.0%
*   Lippo Cikarang Tbk PT                                           85,400      39,598       0.0%
    Lippo Karawaci Tbk PT                                        2,254,000     155,916       0.1%
*   Malindo Feedmill Tbk PT                                         85,300      11,862       0.0%
*   Medco Energi Internasional Tbk PT                              247,700      24,809       0.0%
*   Mitra Adiperkasa Tbk PT                                         76,800      32,369       0.0%
*   MNC Investama Tbk PT                                         3,256,000      34,418       0.0%
*   Modernland Realty Tbk PT                                     1,269,000      35,602       0.0%
*   Multipolar Tbk PT                                              790,200      23,101       0.0%
*   Nirvana Development Tbk PT                                     652,600       4,904       0.0%
*   Nusantara Infrastructure Tbk PT                              1,500,000      15,294       0.0%
    Pan Brothers Tbk PT                                            677,300      22,521       0.0%
*   Panin Financial Tbk PT                                       1,528,100      22,367       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT          459,700 $   53,675       0.0%
    Ramayana Lestari Sentosa Tbk PT                                303,000     31,803       0.0%
    Salim Ivomas Pratama Tbk PT                                    511,500     19,600       0.0%
    Semen Baturaja Persero Tbk PT                                  244,600     36,998       0.0%
    Semen Indonesia Persero Tbk PT                                  87,600     66,029       0.0%
    Sentul City Tbk PT                                           3,313,700     23,120       0.0%
    Sri Rejeki Isman Tbk PT                                        587,600     11,431       0.0%
    Surya Semesta Internusa Tbk PT                                 835,700     36,149       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                      91,300     83,307       0.1%
    Tempo Scan Pacific Tbk PT                                      117,300     19,324       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                  206,900     32,944       0.0%
    Timah Persero Tbk PT                                           355,200     25,313       0.0%
    Tiphone Mobile Indonesia Tbk PT                                247,700     13,190       0.0%
    Tunas Baru Lampung Tbk PT                                      239,000     20,512       0.0%
    United Tractors Tbk PT                                         152,500    252,270       0.1%
*   Vale Indonesia Tbk PT                                          320,400     66,811       0.0%
*   Visi Media Asia Tbk PT                                         962,600     18,727       0.0%
*   XL Axiata Tbk PT                                               480,400     80,999       0.1%
                                                                           ----------       ---
TOTAL INDONESIA                                                             2,942,436       1.0%
                                                                           ----------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                                              1,804,835    386,329       0.1%
    C&C Group P.L.C.                                                48,489    186,044       0.1%
*   FBD Holdings P.L.C.                                              1,892     12,666       0.0%
    IFG Group P.L.C.                                                 8,899     17,610       0.0%
    Paddy Power Betfair P.L.C.                                       1,284    133,055       0.0%
    Smurfit Kappa Group P.L.C.                                      34,342    753,542       0.3%
                                                                           ----------       ---
TOTAL IRELAND                                                               1,489,246       0.5%
                                                                           ----------       ---
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                                 22,368      6,417       0.0%
    Albaad Massuot Yitzhak, Ltd.                                       933     14,874       0.0%
    Ashtrom Properties, Ltd.                                         4,071     15,665       0.0%
*   AudioCodes, Ltd.                                                 2,412     12,768       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.          16,681     15,597       0.0%
*   Ceragon Networks, Ltd.                                           5,683     14,860       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                        4,144     47,601       0.0%
    Delek Group, Ltd.                                                  508     99,564       0.1%
    Delta-Galil Industries, Ltd.                                       970     27,608       0.0%
    Direct Insurance Financial Investments, Ltd.                     2,079     17,671       0.0%
    El Al Israel Airlines                                           32,208     31,397       0.0%
*   Electra Consumer Products 1970, Ltd.                             1,318     17,460       0.0%
    Electra, Ltd.                                                      119     16,336       0.0%
*   Equital, Ltd.                                                    1,258     23,746       0.0%
    First International Bank Of Israel, Ltd.                         5,942     76,455       0.1%
    Formula Systems 1985, Ltd.                                       1,105     42,854       0.0%
    Fox Wizel, Ltd.                                                    819     12,772       0.0%
*   Hadera Paper, Ltd.                                                 357     12,884       0.0%
    Harel Insurance Investments & Financial Services, Ltd.          18,869     72,960       0.0%
*   Israel Discount Bank, Ltd. Class A                             100,511    184,601       0.1%
*   Jerusalem Oil Exploration                                        1,494     65,752       0.0%
*   Kenon Holdings, Ltd.                                             1,970     19,143       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ISRAEL -- (Continued)
    Magic Software Enterprises, Ltd.                               1,724 $   12,678       0.0%
    Matrix IT, Ltd.                                                4,812     34,119       0.0%
*   Menora Mivtachim Holdings, Ltd.                                3,936     34,969       0.0%
*   Migdal Insurance & Financial Holding, Ltd.                    34,736     22,938       0.0%
    Mizrahi Tefahot Bank, Ltd.                                    10,941    142,485       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                           4,316     23,415       0.0%
    Neto ME Holdings, Ltd.                                           149     11,720       0.0%
*   Nova Measuring Instruments, Ltd.                               2,176     25,954       0.0%
*   Oil Refineries, Ltd.                                         189,838     67,013       0.0%
    Paz Oil Co., Ltd.                                                815    127,301       0.1%
*   Phoenix Holdings, Ltd. (The)                                  12,636     36,115       0.0%
    Plasson Industries, Ltd.                                         413     12,698       0.0%
    Shikun & Binui, Ltd.                                          24,793     42,973       0.0%
    Shufersal, Ltd.                                                8,712     32,890       0.0%
*   Summit Real Estate Holdings, Ltd.                              2,934     17,057       0.0%
*   Tower Semiconductor, Ltd.                                      1,324     20,588       0.0%
*   Union Bank of Israel                                           3,930     13,215       0.0%
                                                                         ----------       ---
TOTAL ISRAEL                                                              1,527,113       0.5%
                                                                         ----------       ---
ITALY -- (2.5%)
    A2A SpA                                                       61,199     83,346       0.0%
    Alerion Cleanpower SpA                                         4,055     11,923       0.0%
    Anima Holding SpA                                             19,930     97,094       0.0%
*   Arnoldo Mondadori Editore SpA                                 29,190     28,875       0.0%
    Astaldi SpA                                                    6,192     24,993       0.0%
*   Banca Carige SpA                                              36,731     12,538       0.0%
    Banca IFIS SpA                                                   971     28,121       0.0%
    Banca Mediolanum SpA                                          11,354     78,502       0.0%
    Banca Popolare dell'Emilia Romagna SC                         99,170    466,007       0.2%
    Banca Popolare di Milano Scarl                               961,134    440,505       0.2%
    Banca Popolare di Sondrio SCPA                                53,183    177,544       0.1%
    Banca Profilo SpA                                             49,549      9,538       0.0%
    Banco di Desio e della Brianza SpA                             6,054     11,246       0.0%
    Banco Popolare SC                                            106,976    308,765       0.1%
    BasicNet SpA                                                   2,430      8,990       0.0%
    Buzzi Unicem SpA                                              11,828    230,027       0.1%
    Cembre SpA                                                       709      9,845       0.0%
    Cementir Holding SpA                                          14,519     70,924       0.0%
    Cerved Information Solutions SpA                              19,159    154,210       0.1%
    CIR-Compagnie Industriali Riunite SpA                         56,368     62,836       0.0%
    CNH Industrial NV                                             64,919    504,008       0.2%
    Credito Emiliano SpA                                          10,508     59,237       0.0%
    Credito Valtellinese SC                                      180,054     79,243       0.0%
    d'Amico International Shipping SA                             38,193     13,092       0.0%
    Danieli & C Officine Meccaniche SpA                            1,763     32,911       0.0%
*   Ei Towers SpA                                                  1,827     86,056       0.0%
    El.En. SpA                                                     1,320     28,903       0.0%
    ERG SpA                                                        7,607     84,481       0.0%
    Esprinet SpA                                                   3,232     23,948       0.0%
*   Eurotech SpA                                                   6,133      8,116       0.0%
    Falck Renewables SpA                                          18,916     16,890       0.0%
#   Fiat Chrysler Automobiles NV                                  99,560    729,867       0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ITALY -- (Continued)
    FNM SpA                                                        2,081 $      944       0.0%
    Geox SpA                                                       9,779     21,065       0.0%
*   Gruppo Editoriale L'Espresso SpA                              15,103     12,563       0.0%
    IMMSI SpA                                                     32,899     13,691       0.0%
*   Intek Group SpA                                               39,765      9,340       0.0%
    Italmobiliare SpA                                              1,285     60,972       0.0%
    La Doria SpA                                                   1,831     15,412       0.0%
*   Leonardo-Finmeccanica SpA                                     36,881    449,079       0.2%
    Mediaset SpA                                                  91,865    262,709       0.1%
    Mediobanca SpA                                                29,974    219,568       0.1%
    Parmalat SpA                                                  40,973    108,258       0.1%
    Piaggio & C SpA                                               19,546     34,073       0.0%
    Reno de Medici SpA                                            13,513      4,084       0.0%
*   Retelit SpA                                                   17,096     16,987       0.0%
    Sabaf SpA                                                         97        952       0.0%
    SAES Getters SpA                                                 711      9,243       0.0%
*   Safilo Group SpA                                               4,661     48,779       0.0%
*   Saipem SpA                                                   716,047    294,447       0.1%
    Salini Impregilo SpA                                          24,074     67,086       0.0%
    Saras SpA                                                     43,823     76,118       0.0%
*   Snai SpA                                                      11,976     15,670       0.0%
    Societa Cattolica di Assicurazioni SCRL                       20,831    125,951       0.1%
    Societa Iniziative Autostradali e Servizi SpA                  4,984     46,677       0.0%
*   Sogefi SpA                                                     6,369     14,640       0.0%
    SOL SpA                                                        2,122     18,227       0.0%
#   Tod's SpA                                                      1,131     66,089       0.0%
*   Trevi Finanziaria Industriale SpA                              9,084     13,388       0.0%
#   Unione di Banche Italiane SpA                                148,196    408,873       0.2%
    Unipol Gruppo Finanziario SpA                                 63,734    195,121       0.1%
    UnipolSai SpA                                                124,888    238,662       0.1%
    Vittoria Assicurazioni SpA                                     3,116     33,327       0.0%
*   Yoox Net-A-Porter Group SpA                                    6,238    179,442       0.1%
                                                                         ----------       ---
TOTAL ITALY                                                               7,064,018       2.5%
                                                                         ----------       ---
JAPAN -- (17.7%)
    77 Bank, Ltd. (The)                                           42,000    189,727       0.1%
    Achilles Corp.                                                 2,200     31,631       0.0%
    ADEKA Corp.                                                   10,100    152,677       0.1%
    Aderans Co., Ltd.                                              4,400     25,900       0.0%
    Ahresty Corp.                                                  4,400     49,734       0.0%
    Aichi Bank, Ltd. (The)                                         1,300     72,029       0.0%
    Aichi Steel Corp.                                              1,900     91,485       0.1%
    Aida Engineering, Ltd.                                         8,600     73,939       0.0%
    Airport Facilities Co., Ltd.                                   4,000     21,816       0.0%
    Aisan Industry Co., Ltd.                                       4,100     33,377       0.0%
*   Akebono Brake Industry Co., Ltd.                               9,900     18,947       0.0%
    Akita Bank, Ltd. (The)                                        33,000    110,558       0.1%
    Albis Co., Ltd.                                                  500     10,685       0.0%
    Alconix Corp.                                                  1,200     15,859       0.0%
    Alinco, Inc.                                                   2,700     25,158       0.0%
    Alpen Co., Ltd.                                                3,600     65,599       0.0%
    Alpine Electronics, Inc.                                       5,600     74,750       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Alps Logistics Co., Ltd.                                      2,100 $ 12,038       0.0%
    Anritsu Corp.                                                15,800   83,815       0.0%
    AOI Pro, Inc.                                                 1,100    8,717       0.0%
    AOKI Holdings, Inc.                                           6,000   72,551       0.0%
    Aomori Bank, Ltd. (The)                                      22,000   74,343       0.0%
    Aoyama Trading Co., Ltd.                                      9,100  320,582       0.1%
    Arakawa Chemical Industries, Ltd.                             3,000   44,536       0.0%
    Arata Corp.                                                     600   13,718       0.0%
    Arcland Sakamoto Co., Ltd.                                    3,800   45,262       0.0%
    Arcs Co., Ltd.                                                3,400   85,313       0.0%
    Artnature, Inc.                                               1,600    9,777       0.0%
    Asahi Diamond Industrial Co., Ltd.                            7,200   53,654       0.0%
    Asahi Holdings, Inc.                                          1,900   34,217       0.0%
    Asahi Kogyosha Co., Ltd.                                        800   23,302       0.0%
    Asahi Yukizai Corp.                                          13,000   25,391       0.0%
    Asanuma Corp.                                                 8,000   19,013       0.0%
    Ashimori Industry Co., Ltd.                                   9,000   14,282       0.0%
    Asia Pile Holdings Corp.                                      2,000    8,332       0.0%
    Asunaro Aoki Construction Co., Ltd.                           4,500   30,971       0.0%
    Autobacs Seven Co., Ltd.                                      6,100   86,732       0.0%
    Awa Bank, Ltd. (The)                                         26,000  170,979       0.1%
    Bando Chemical Industries, Ltd.                               4,500   43,305       0.0%
    Bank of Iwate, Ltd. (The)                                     2,600  109,479       0.1%
    Bank of Nagoya, Ltd. (The)                                    2,000   70,401       0.0%
    Bank of Okinawa, Ltd. (The)                                   2,980  104,603       0.1%
    Bank of Saga, Ltd. (The)                                     23,000   59,976       0.0%
    Bank of the Ryukyus, Ltd.                                     7,000   92,085       0.1%
    Belluna Co., Ltd.                                             9,000   60,056       0.0%
    Bunka Shutter Co., Ltd.                                       6,500   53,903       0.0%
    C Uyemura & Co., Ltd.                                           600   27,929       0.0%
    Calsonic Kansei Corp.                                        14,000  175,456       0.1%
    Canon Electronics, Inc.                                       2,300   35,775       0.0%
    Cawachi, Ltd.                                                 3,400   87,501       0.0%
    Central Glass Co., Ltd.                                      35,000  143,166       0.1%
    Chiba Kogyo Bank, Ltd. (The)                                  7,800   34,576       0.0%
*   Chiyoda Integre Co., Ltd.                                     1,400   28,976       0.0%
    Chori Co., Ltd.                                               1,100   17,442       0.0%
    Chubu Shiryo Co., Ltd.                                        3,100   25,124       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                               20,000   43,697       0.0%
    Chugai Ro Co., Ltd.                                           8,000   15,451       0.0%
    Chugoku Bank, Ltd. (The)                                     24,200  324,704       0.1%
    Chugoku Marine Paints, Ltd.                                   7,000   50,942       0.0%
    Chukyo Bank, Ltd. (The)                                       1,300   28,838       0.0%
    Chuo Gyorui Co., Ltd.                                         5,000   13,017       0.0%
    Chuo Spring Co., Ltd.                                         7,000   20,507       0.0%
    Citizen Watch Co., Ltd.                                      30,800  173,090       0.1%
    CKD Corp.                                                     6,400   79,702       0.0%
    Cleanup Corp.                                                 4,700   40,024       0.0%
#*  CMK Corp.                                                     9,600   50,714       0.0%
    Coca-Cola East Japan Co., Ltd.                                7,600  167,516       0.1%
    Coca-Cola West Co., Ltd.                                      7,700  227,571       0.1%
    Computer Engineering & Consulting, Ltd.                       2,200   41,132       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Credit Saison Co., Ltd.                                      18,600 $321,540       0.1%
    CTI Engineering Co., Ltd.                                     2,500   24,157       0.0%
    Dai Nippon Toryo Co., Ltd.                                   13,000   27,813       0.0%
    Dai-Dan Co., Ltd.                                             5,000   42,384       0.0%
    Dai-ichi Seiko Co., Ltd.                                      1,900   20,991       0.0%
    Daibiru Corp.                                                 7,000   60,807       0.0%
    Daido Metal Co., Ltd.                                         3,200   34,511       0.0%
    Daido Steel Co., Ltd.                                        40,000  169,799       0.1%
    Daihatsu Diesel Manufacturing Co., Ltd.                       2,000   11,932       0.0%
    Daihen Corp.                                                 13,000   75,373       0.0%
    Daiho Corp.                                                  10,000   54,980       0.0%
    Daiichi Jitsugyo Co., Ltd.                                    4,000   22,156       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          500   16,420       0.0%
    Daiken Corp.                                                  2,000   41,506       0.0%
    Daiki Aluminium Industry Co., Ltd.                            6,000   24,622       0.0%
    Daikoku Denki Co., Ltd.                                       1,000   16,038       0.0%
    Daikyo, Inc.                                                 38,000   81,550       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       4,000   21,317       0.0%
    Daio Paper Corp.                                              8,800  105,625       0.1%
    Daisan Bank, Ltd. (The)                                       1,900   32,142       0.0%
    Daishi Bank, Ltd. (The)                                      42,000  180,597       0.1%
    Daishinku Corp.                                               1,200   12,735       0.0%
    Daisue Construction Co., Ltd.                                 1,300   11,197       0.0%
    Daito Bank, Ltd. (The)                                       27,000   43,452       0.0%
    Daiwabo Holdings Co., Ltd.                                   28,000   67,663       0.0%
    DCM Holdings Co., Ltd.                                       14,500  127,025       0.1%
    Denka Co., Ltd.                                              46,000  208,683       0.1%
    Denyo Co., Ltd.                                               1,300   16,133       0.0%
*   Dexerials Corp.                                               3,500   28,102       0.0%
    DIC Corp.                                                    10,200  308,977       0.1%
    DKS Co., Ltd.                                                10,000   32,735       0.0%
    DMG Mori Co., Ltd.                                           12,700  134,699       0.1%
    Doutor Nichires Holdings Co., Ltd.                            3,400   68,053       0.0%
    Dowa Holdings Co., Ltd.                                      29,000  215,377       0.1%
    DSB Co., Ltd.                                                 1,700    8,352       0.0%
    Dunlop Sports Co., Ltd.                                       1,600   15,714       0.0%
    Eagle Industry Co., Ltd.                                      2,800   39,949       0.0%
    Ebara Corp.                                                  10,000  296,869       0.1%
    Ebara Jitsugyo Co., Ltd.                                      1,000   12,109       0.0%
    EDION Corp.                                                  19,600  173,644       0.1%
    Ehime Bank, Ltd. (The)                                        4,400   58,045       0.0%
    Eidai Co., Ltd.                                               3,000   12,954       0.0%
    Eighteenth Bank, Ltd. (The)                                  30,000   93,038       0.1%
    Elematec Corp.                                                1,100   18,599       0.0%
    Endo Lighting Corp.                                           1,100    8,594       0.0%
    ESPEC Corp.                                                   3,600   43,559       0.0%
    Excel Co., Ltd.                                               1,800   24,080       0.0%
    Exedy Corp.                                                   4,200  120,003       0.1%
    F-Tech, Inc.                                                  1,700   22,358       0.0%
    FALCO HOLDINGS Co., Ltd.                                      1,200   15,636       0.0%
    FCC Co., Ltd.                                                 4,100   90,452       0.1%
    Ferrotec Corp.                                                6,300   76,621       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    FIDEA Holdings Co., Ltd.                                      19,000 $ 34,173       0.0%
    Foster Electric Co., Ltd.                                      4,000   73,400       0.0%
    France Bed Holdings Co., Ltd.                                  1,200   10,250       0.0%
    Fudo Tetra Corp.                                              15,400   27,090       0.0%
    Fuji Co., Ltd.                                                   900   18,902       0.0%
    Fuji Corp., Ltd.                                               2,700   18,063       0.0%
    Fuji Electric Co., Ltd.                                       14,000   69,910       0.0%
    Fuji Kiko Co., Ltd.                                            3,200   11,701       0.0%
*   Fuji Oil Co., Ltd.                                             5,200   16,583       0.0%
    Fuji Oil Holdings, Inc.                                        1,400   26,998       0.0%
    Fuji Pharma Co., Ltd.                                            900   22,280       0.0%
    Fuji Soft, Inc.                                                3,000   79,688       0.0%
    Fujibo Holdings, Inc.                                          1,500   47,436       0.0%
    Fujikura Kasei Co., Ltd.                                       2,800   16,853       0.0%
    Fujikura Rubber, Ltd.                                          3,100   16,901       0.0%
    Fujikura, Ltd.                                                68,000  399,534       0.2%
    Fujimi, Inc.                                                   1,900   29,556       0.0%
    Fujimori Kogyo Co., Ltd.                                       1,600   39,751       0.0%
    Fujisash Co., Ltd.                                            12,900   10,929       0.0%
    Fujitec Co., Ltd.                                              6,100   69,784       0.0%
    Fujitsu Frontech, Ltd.                                         2,800   33,468       0.0%
    FuKoKu Co., Ltd.                                               1,800   14,261       0.0%
    Fukuda Corp.                                                   4,000   47,100       0.0%
    Fukui Bank, Ltd. (The)                                        28,000   74,073       0.0%
    Fukuoka Financial Group, Inc.                                109,000  471,694       0.2%
    Fukushima Bank, Ltd. (The)                                    26,000   24,025       0.0%
    Fukuyama Transporting Co., Ltd.                               17,000   96,816       0.1%
    Furukawa Co., Ltd.                                            39,000   62,274       0.0%
    Furukawa Electric Co., Ltd.                                    7,900  232,422       0.1%
    Furuno Electric Co., Ltd.                                      2,900   22,405       0.0%
    Furusato Industries, Ltd.                                      1,000   14,291       0.0%
    Futaba Industrial Co., Ltd.                                    5,400   32,264       0.0%
    Fuyo General Lease Co., Ltd.                                   2,100  106,498       0.1%
    G-Tekt Corp.                                                   2,500   47,483       0.0%
    Gakken Holdings Co., Ltd.                                      6,000   19,889       0.0%
    Gecoss Corp.                                                   2,300   21,023       0.0%
    Geo Holdings Corp.                                             3,700   46,938       0.0%
    GLOBERIDE, Inc.                                                  500    8,565       0.0%
    Godo Steel, Ltd.                                               3,100   54,102       0.0%
    Goldcrest Co., Ltd.                                            2,300   41,789       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                               900   25,884       0.0%
    Gunma Bank, Ltd. (The)                                        49,000  233,968       0.1%
    Gunze, Ltd.                                                   40,000  134,258       0.1%
    H-One Co., Ltd.                                                  600    5,283       0.0%
    H2O Retailing Corp.                                            5,800   86,133       0.0%
    Hachijuni Bank, Ltd. (The)                                    57,600  314,013       0.1%
    Hagihara Industries, Inc.                                        700   16,419       0.0%
    Hakuto Co., Ltd.                                               3,000   27,861       0.0%
    Hamakyorex Co., Ltd.                                           1,900   35,382       0.0%
    HANEDA ZENITH HOLDINGS Co., Ltd.                               3,900   10,065       0.0%
    Hanwa Co., Ltd.                                               26,000  159,077       0.1%
    Happinet Corp.                                                 2,800   29,602       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Harima Chemicals Group, Inc.                                   2,900 $ 17,927       0.0%
    Haruyama Trading Co., Ltd.                                     2,000   15,400       0.0%
    Heiwa Corp.                                                      800   18,793       0.0%
    Heiwa Real Estate Co., Ltd.                                    5,600   79,688       0.0%
    Heiwado Co., Ltd.                                              3,900   81,177       0.0%
    HI-LEX Corp.                                                   2,200   60,144       0.0%
    Hibiya Engineering, Ltd.                                       2,300   36,074       0.0%
    Hiroshima Bank, Ltd. (The)                                    69,000  295,296       0.1%
    Hitachi Capital Corp.                                          6,900  153,921       0.1%
    Hitachi Construction Machinery Co., Ltd.                      11,700  244,742       0.1%
    Hitachi Maxell, Ltd.                                           1,800   32,803       0.0%
    Hitachi Transport System, Ltd.                                 4,800   98,949       0.1%
    Hitachi Zosen Corp.                                           20,200  101,668       0.1%
    Hodogaya Chemical Co., Ltd.                                    1,000   27,990       0.0%
    Hokkaido Coca-Cola Bottling Co., Ltd.                          3,000   18,161       0.0%
    Hokkan Holdings, Ltd.                                          8,000   28,477       0.0%
    Hokko Chemical Industry Co., Ltd.                              4,000   13,551       0.0%
    Hokkoku Bank, Ltd. (The)                                      40,000  133,964       0.1%
    Hokuetsu Bank, Ltd. (The)                                      3,000   70,818       0.0%
    Hokuetsu Industries Co., Ltd.                                  2,200   14,364       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                30,100  188,285       0.1%
    Hokuhoku Financial Group, Inc.                                15,400  221,988       0.1%
    Hokuriku Electric Industry Co., Ltd.                          12,000   15,077       0.0%
    Honeys Co., Ltd.                                               1,300   15,296       0.0%
    Hoosiers Holdings                                              3,600   18,417       0.0%
    Hosokawa Micron Corp.                                          5,000   31,175       0.0%
    Howa Machinery, Ltd.                                           2,600   12,805       0.0%
    Hyakugo Bank, Ltd. (The)                                      33,000  121,521       0.1%
    Hyakujushi Bank, Ltd. (The)                                   31,000  105,592       0.1%
    Ibiden Co., Ltd.                                              14,800  214,851       0.1%
    IBJ Leasing Co., Ltd.                                          3,100   64,836       0.0%
    Ichiken Co., Ltd.                                              6,000   22,521       0.0%
    Ichikoh Industries, Ltd.                                       9,000   27,745       0.0%
    Ichinen Holdings Co., Ltd.                                     2,900   28,030       0.0%
    Ichiyoshi Securities Co., Ltd.                                 4,600   34,491       0.0%
    Idemitsu Kosan Co., Ltd.                                      12,000  275,759       0.1%
    Ihara Chemical Industry Co., Ltd.                              4,000   34,142       0.0%
*   IHI Corp.                                                    141,000  370,931       0.1%
    Iino Kaiun Kaisha, Ltd.                                        7,300   27,149       0.0%
    IJT Technology Holdings Co., Ltd.                              1,600    6,331       0.0%
    Ikegami Tsushinki Co., Ltd.                                   11,000   14,130       0.0%
    Imagica Robot Holdings, Inc.                                   1,800   10,673       0.0%
    Imasen Electric Industrial                                     2,100   18,672       0.0%
    Inaba Denki Sangyo Co., Ltd.                                   2,500   90,703       0.1%
    Inabata & Co., Ltd.                                           10,100  109,787       0.1%
    Ines Corp.                                                     8,400   93,423       0.1%
    Innotech Corp.                                                 3,800   17,719       0.0%
    Iseki & Co., Ltd.                                             24,000   59,361       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                              20,400  206,172       0.1%
*   Ishihara Sangyo Kaisha, Ltd.                                   4,000   30,346       0.0%
    Itochu Enex Co., Ltd.                                          7,000   53,782       0.0%
    Itochu-Shokuhin Co., Ltd.                                        300   12,007       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Itoki Corp.                                                   7,300 $ 44,985       0.0%
    IwaiCosmo Holdings, Inc.                                      2,100   18,254       0.0%
    Iwaki & Co., Ltd.                                             6,000   11,827       0.0%
    Iwasaki Electric Co., Ltd.                                   13,000   20,044       0.0%
    Iyo Bank, Ltd. (The)                                         14,100   86,656       0.0%
    J Trust Co., Ltd.                                             8,800   71,944       0.0%
    J-Oil Mills, Inc.                                             1,500   53,336       0.0%
    Jaccs Co., Ltd.                                              17,000   66,670       0.0%
*   Janome Sewing Machine Co., Ltd.                               3,300   24,360       0.0%
    Japan Asia Group, Ltd.                                        2,900   10,483       0.0%
    Japan Aviation Electronics Industry, Ltd.                     6,000   85,920       0.0%
*   Japan Display, Inc.                                          49,600   97,649       0.1%
    Japan Pulp & Paper Co., Ltd.                                 12,000   40,209       0.0%
    Japan Radio Co., Ltd.                                         1,800   23,128       0.0%
    Japan Securities Finance Co., Ltd.                            8,800   39,111       0.0%
    Japan Steel Works, Ltd. (The)                                 5,600  120,283       0.1%
    Japan Transcity Corp.                                         7,000   26,067       0.0%
    Japan Wool Textile Co., Ltd. (The)                            6,000   43,750       0.0%
    JBCC Holdings, Inc.                                           1,700   11,010       0.0%
    Jimoto Holdings, Inc.                                         8,900   14,991       0.0%
    JMS Co., Ltd.                                                 6,000   15,814       0.0%
    Joban Kosan Co., Ltd.                                           900   13,104       0.0%
    Joshin Denki Co., Ltd.                                        2,000   17,101       0.0%
    JSP Corp.                                                     1,500   35,838       0.0%
    Juki Corp.                                                    3,400   25,419       0.0%
    Juroku Bank, Ltd. (The)                                      46,000  138,715       0.1%
    JVC Kenwood Corp.                                            24,900   67,289       0.0%
*   Kadokawa Dwango                                               5,900   87,127       0.0%
    Kaga Electronics Co., Ltd.                                    2,700   39,447       0.0%
    Kamei Corp.                                                   5,900   56,203       0.0%
    Kamigumi Co., Ltd.                                           19,000  162,232       0.1%
    Kanagawa Chuo Kotsu Co., Ltd.                                 4,000   28,525       0.0%
    Kanamoto Co., Ltd.                                            2,600   62,464       0.0%
    Kandenko Co., Ltd.                                           15,000  147,872       0.1%
    Kaneka Corp.                                                 24,000  198,568       0.1%
    Kanematsu Corp.                                              45,000   74,046       0.0%
    Kansai Urban Banking Corp.                                    3,000   33,253       0.0%
    Kasai Kogyo Co., Ltd.                                         2,300   26,050       0.0%
    Kato Sangyo Co., Ltd.                                         2,600   62,619       0.0%
    Kato Works Co., Ltd.                                          2,400   60,176       0.0%
    KAWADA TECHNOLOGIES, Inc.                                       600   28,253       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.               900   17,628       0.0%
    Keihanshin Building Co., Ltd.                                 4,300   22,440       0.0%
    Keihin Corp.                                                  6,400  104,621       0.1%
    Keiyo Bank, Ltd. (The)                                       36,000  151,405       0.1%
    Kinden Corp.                                                 17,500  210,754       0.1%
    Kintetsu World Express, Inc.                                  4,900   66,648       0.0%
    Kirindo Holdings Co., Ltd.                                      600    4,488       0.0%
    Kita-Nippon Bank, Ltd. (The)                                  1,400   41,789       0.0%
    Kitagawa Iron Works Co., Ltd.                                 1,200   20,496       0.0%
    Kitano Construction Corp.                                     6,000   15,943       0.0%
    Kito Corp.                                                    1,900   17,984       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Kitz Corp.                                                    9,900 $ 56,927       0.0%
    Kiyo Bank, Ltd. (The)                                         8,300  137,602       0.1%
    Koa Corp.                                                     3,600   33,150       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                    1,600   10,702       0.0%
*   Kobe Steel, Ltd.                                             44,100  363,927       0.1%
    Kohnan Shoji Co., Ltd.                                        7,000  138,462       0.1%
    Kohsoku Corp.                                                 1,500   15,009       0.0%
*   Kojima Co., Ltd.                                              5,800   13,195       0.0%
    Kokuyo Co., Ltd.                                             16,800  222,564       0.1%
    KOMAIHALTEC, Inc.                                               600   11,637       0.0%
    Komatsu Wall Industry Co., Ltd.                               1,200   20,034       0.0%
    Komehyo Co., Ltd.                                             1,100   10,444       0.0%
    Komeri Co., Ltd.                                              3,800   92,786       0.1%
    Konaka Co., Ltd.                                              4,200   19,948       0.0%
    Kondotec, Inc.                                                1,800   13,737       0.0%
    Konishi Co., Ltd.                                             4,000   47,532       0.0%
    Konoike Transport Co., Ltd.                                   3,800   50,312       0.0%
    Krosaki Harima Corp.                                          9,000   27,310       0.0%
    KRS Corp.                                                     1,200   26,358       0.0%
    KU Holdings Co., Ltd.                                         2,600   19,857       0.0%
#   Kumiai Chemical Industry Co., Ltd.                            5,700   32,271       0.0%
    Kurabo Industries, Ltd.                                      46,000   91,903       0.1%
    Kureha Corp.                                                  1,700   65,012       0.0%
    Kurimoto, Ltd.                                                1,600   29,839       0.0%
    Kuriyama Holdings Corp.                                       1,000   13,908       0.0%
    Kuroda Electric Co., Ltd.                                     5,100   99,230       0.1%
    KYB Corp.                                                    26,000  118,892       0.1%
    Kyodo Printing Co., Ltd.                                     16,000   54,235       0.0%
    Kyoei Steel, Ltd.                                             4,600   87,624       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              6,800   80,320       0.0%
    Kyokuto Securities Co., Ltd.                                  3,500   50,640       0.0%
    KYORIN Holdings, Inc.                                         4,700  105,040       0.1%
    Kyoritsu Printing Co., Ltd.                                   3,700   10,852       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                       5,000   18,544       0.0%
    Kyowa Electronic Instruments Co., Ltd.                        3,400   12,310       0.0%
    Kyowa Exeo Corp.                                             10,000  150,154       0.1%
    Kyowa Leather Cloth Co., Ltd.                                 2,700   19,589       0.0%
    Kyushu Financial Group, Inc.                                 22,200  147,618       0.1%
*   Laox Co., Ltd.                                                3,100   25,008       0.0%
    LEC, Inc.                                                     1,000   25,381       0.0%
    Lintec Corp.                                                  5,300  115,439       0.1%
    Macnica Fuji Electronics Holdings, Inc.                       4,700   58,895       0.0%
    Maeda Corp.                                                  28,000  259,404       0.1%
    Maeda Road Construction Co., Ltd.                             7,000  129,501       0.1%
    Makino Milling Machine Co., Ltd.                             11,000   69,897       0.0%
    Marubun Corp.                                                 3,500   19,998       0.0%
#   Marudai Food Co., Ltd.                                       24,000  114,294       0.1%
    Maruka Machinery Co., Ltd.                                    1,000   12,739       0.0%
    Maruwa Co., Ltd.                                                800   30,189       0.0%
*   Maruzen CHI Holdings Co., Ltd.                                3,000   10,691       0.0%
    Maruzen Showa Unyu Co., Ltd.                                 11,000   44,650       0.0%
    Matsuda Sangyo Co., Ltd.                                      1,800   25,263       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Matsui Construction Co., Ltd.                                  3,500 $ 38,361       0.0%
    Max Co., Ltd.                                                  2,000   24,103       0.0%
    Maxvalu Nishinihon Co., Ltd.                                     800   12,769       0.0%
    Mebuki Financial Group, Inc.                                 110,280  392,459       0.2%
    Megachips Corp.                                                1,600   32,113       0.0%
    Meidensha Corp.                                               17,000   56,890       0.0%
    Meisei Industrial Co., Ltd.                                    3,700   18,977       0.0%
    Meiwa Estate Co., Ltd.                                         2,900   16,084       0.0%
    Michinoku Bank, Ltd. (The)                                    24,000   47,791       0.0%
    Mie Bank, Ltd. (The)                                           1,500   30,587       0.0%
    Mie Kotsu Group Holdings, Inc.                                 3,300   12,175       0.0%
    Mikuni Corp.                                                   1,300    4,381       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                        3,400   43,269       0.0%
    Minato Bank, Ltd. (The)                                        2,100   38,433       0.0%
    Ministop Co., Ltd.                                             1,700   29,300       0.0%
    Mirait Holdings Corp.                                          6,900   61,183       0.0%
    Misawa Homes Co., Ltd.                                         2,400   18,059       0.0%
    Mitani Corp.                                                   1,300   38,777       0.0%
    Mitani Sekisan Co., Ltd.                                         400    9,991       0.0%
    Mito Securities Co., Ltd.                                      6,900   16,019       0.0%
    Mitsuba Corp.                                                  4,100   59,855       0.0%
    Mitsubishi Gas Chemical Co., Inc.                             26,500  407,854       0.2%
    Mitsubishi Kakoki Kaisha, Ltd.                                 7,000   13,789       0.0%
    Mitsubishi Materials Corp.                                    12,200  349,542       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                          3,600   21,807       0.0%
*   Mitsubishi Paper Mills, Ltd.                                   4,600   30,209       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                    600   19,695       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                      26,000   46,717       0.0%
    Mitsuboshi Belting, Ltd.                                       5,000   43,118       0.0%
    Mitsui Engineering & Shipbuilding Co., Ltd.                   92,000  127,832       0.1%
    Mitsui High-Tec, Inc.                                          5,300   35,579       0.0%
    Mitsui Home Co., Ltd.                                          3,000   13,226       0.0%
    Mitsui Matsushima Co., Ltd.                                    1,600   18,929       0.0%
    Mitsui Mining & Smelting Co., Ltd.                            79,000  176,011       0.1%
    Mitsui OSK Lines, Ltd.                                       155,000  387,605       0.2%
    Mitsui Sugar Co., Ltd.                                         2,200   49,569       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                14,000   42,232       0.0%
*   Mitsumi Electric Co., Ltd.                                    10,600   64,364       0.0%
    Miyazaki Bank, Ltd. (The)                                     28,000   78,867       0.0%
    Modec, Inc.                                                    2,900   48,982       0.0%
    Monex Group, Inc.                                             22,100   50,652       0.0%
    MORESCO Corp.                                                  1,200   16,041       0.0%
    Morinaga Milk Industry Co., Ltd.                               9,000   72,491       0.0%
    Morito Co., Ltd.                                               1,500   11,519       0.0%
    Mory Industries, Inc.                                          1,000   18,668       0.0%
    Mr Max Corp.                                                   4,600   16,729       0.0%
    Musashi Seimitsu Industry Co., Ltd.                            2,300   56,334       0.0%
    Musashino Bank, Ltd. (The)                                     4,500  124,250       0.1%
    Mutoh Holdings Co., Ltd.                                       7,000   15,995       0.0%
    NAC Co., Ltd.                                                  1,300   10,959       0.0%
    Nachi-Fujikoshi Corp.                                         19,000   72,060       0.0%
    Nafco Co., Ltd.                                                  800   12,928       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Nagano Bank, Ltd. (The)                                       1,000 $ 19,107       0.0%
    Nagase & Co., Ltd.                                           13,800  176,500       0.1%
    Nakabayashi Co., Ltd.                                         8,000   17,973       0.0%
    Nakano Corp.                                                  3,000   12,179       0.0%
    Nanto Bank, Ltd. (The)                                        2,900  110,256       0.1%
    NDS Co., Ltd.                                                   700   17,571       0.0%
    NEC Capital Solutions, Ltd.                                   1,500   25,003       0.0%
    NEC Networks & System Integration Corp.                       2,700   47,984       0.0%
    NET One Systems Co., Ltd.                                     9,200   66,823       0.0%
    NGK Spark Plug Co., Ltd.                                      2,500   49,613       0.0%
    NHK Spring Co., Ltd.                                         24,400  230,955       0.1%
    Nice Holdings, Inc.                                          12,000   15,881       0.0%
    Nichias Corp.                                                 9,000   80,077       0.0%
    Nichiban Co., Ltd.                                            5,000   45,142       0.0%
    Nichiha Corp.                                                 3,800   93,853       0.1%
    NichiiGakkan Co., Ltd.                                        3,900   32,465       0.0%
    Nichireki Co., Ltd.                                           5,000   39,345       0.0%
    Nichirin Co., Ltd.                                              500    7,724       0.0%
    Nihon Dempa Kogyo Co., Ltd.                                   3,100   25,000       0.0%
    Nihon Eslead Corp.                                            1,600   17,744       0.0%
    Nihon Flush Co., Ltd.                                         1,700   19,892       0.0%
    Nihon House Holdings Co., Ltd.                                7,500   28,122       0.0%
    Nihon Nohyaku Co., Ltd.                                       4,800   26,213       0.0%
    Nihon Plast Co., Ltd.                                           400    3,768       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                 1,100   15,551       0.0%
    Nihon Yamamura Glass Co., Ltd.                               14,000   25,592       0.0%
    Nikkiso Co., Ltd.                                             6,100   53,906       0.0%
    Nikko Co., Ltd.                                               1,000   16,498       0.0%
    Nikkon Holdings Co., Ltd.                                     9,600  206,180       0.1%
    Nippo Corp.                                                   6,000  115,741       0.1%
    Nippon Carbide Industries Co., Inc.                          12,000   15,973       0.0%
    Nippon Carbon Co., Ltd.                                      13,000   25,215       0.0%
    Nippon Chemi-Con Corp.                                       30,000   52,188       0.0%
    Nippon Chemical Industrial Co., Ltd.                         18,000   46,052       0.0%
    Nippon Coke & Engineering Co., Ltd.                          20,500   18,098       0.0%
    Nippon Concrete Industries Co., Ltd.                          8,200   29,578       0.0%
    Nippon Denko Co., Ltd.                                       20,700   38,427       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                               3,500   63,767       0.0%
    Nippon Electric Glass Co., Ltd.                              58,000  315,518       0.1%
    Nippon Fine Chemical Co., Ltd.                                1,700   12,814       0.0%
    Nippon Flour Mills Co., Ltd.                                  7,000  103,524       0.1%
    Nippon Hume Corp.                                             4,500   29,789       0.0%
    Nippon Kayaku Co., Ltd.                                      10,000  115,230       0.1%
*   Nippon Kinzoku Co., Ltd.                                        900    9,479       0.0%
    Nippon Koei Co., Ltd.                                        12,000   56,297       0.0%
#   Nippon Light Metal Holdings Co., Ltd.                        81,200  184,893       0.1%
    Nippon Paper Industries Co., Ltd.                            13,100  245,189       0.1%
    Nippon Piston Ring Co., Ltd.                                  1,500   22,893       0.0%
    Nippon Road Co., Ltd. (The)                                  16,000   65,652       0.0%
*   Nippon Sheet Glass Co., Ltd.                                 16,200  131,582       0.1%
    Nippon Signal Co., Ltd.                                       5,500   48,809       0.0%
    Nippon Soda Co., Ltd.                                        18,000   79,794       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Nippon Steel & Sumikin Bussan Corp.                            2,300 $ 84,295       0.0%
    Nippon Thompson Co., Ltd.                                      8,000   31,650       0.0%
    Nippon Valqua Industries, Ltd.                                 1,200   16,261       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                  34,500   50,561       0.0%
    Nippon Yusen K.K.                                            212,000  433,860       0.2%
    Nipro Corp.                                                    5,400   66,684       0.0%
*   Nishi-Nippon Financial Holdings, Inc.                         16,000  159,283       0.1%
    Nishimatsu Construction Co., Ltd.                             30,000  140,103       0.1%
    Nishio Rent All Co., Ltd.                                      2,200   66,427       0.0%
    Nissan Shatai Co., Ltd.                                        8,800   90,852       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.                          4,700   11,542       0.0%
    Nissei Plastic Industrial Co., Ltd.                            1,800   14,230       0.0%
    Nisshin Fudosan Co.                                            7,500   28,445       0.0%
    Nisshin Oillio Group, Ltd. (The)                              22,000  100,020       0.1%
    Nisshin Steel Co., Ltd.                                       14,500  192,881       0.1%
    Nisshinbo Holdings, Inc.                                      16,600  165,274       0.1%
    Nissin Corp.                                                   8,000   26,569       0.0%
    Nissin Kogyo Co., Ltd.                                         3,700   54,742       0.0%
    Nitta Corp.                                                    1,400   36,234       0.0%
    Nitta Gelatin, Inc.                                            1,700   11,815       0.0%
    Nittetsu Mining Co., Ltd.                                      1,500   62,588       0.0%
    Nitto Kogyo Corp.                                              2,700   39,607       0.0%
    Nitto Kohki Co., Ltd.                                          1,300   30,041       0.0%
    Nittoc Construction Co., Ltd.                                  1,500    7,081       0.0%
    Nittoku Engineering Co., Ltd.                                  1,200   14,797       0.0%
    NOF Corp.                                                     10,000  108,699       0.1%
    Nohmi Bosai, Ltd.                                              1,800   26,869       0.0%
    NOK Corp.                                                     13,000  292,964       0.1%
    Nomura Real Estate Holdings, Inc.                             16,100  271,875       0.1%
    Noritake Co., Ltd.                                               900   20,543       0.0%
    Noritz Corp.                                                   3,100   64,249       0.0%
    North Pacific Bank, Ltd.                                      47,700  177,892       0.1%
    NS United Kaiun Kaisha, Ltd.                                  22,000   30,554       0.0%
    NTN Corp.                                                     57,000  215,760       0.1%
    Obayashi Road Corp.                                            6,000   37,688       0.0%
    Odelic Co., Ltd.                                                 300   11,652       0.0%
    Oenon Holdings, Inc.                                           6,000   14,753       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                               40,000  143,094       0.1%
    Ohashi Technica, Inc.                                          1,400   18,692       0.0%
    Oiles Corp.                                                    2,100   38,068       0.0%
    Oita Bank, Ltd. (The)                                         30,000  113,620       0.1%
    Okabe Co., Ltd.                                                5,300   45,230       0.0%
    Okamura Corp.                                                  3,500   34,338       0.0%
    Okasan Securities Group, Inc.                                 20,000  106,315       0.1%
    OKK Corp.                                                     13,000   13,355       0.0%
    OKUMA Corp.                                                   13,000  108,790       0.1%
    Okura Industrial Co., Ltd.                                     9,000   35,899       0.0%
    Okuwa Co., Ltd.                                                2,000   20,940       0.0%
    Olympic Group Corp.                                            2,600   14,464       0.0%
    Onoken Co., Ltd.                                               2,900   35,749       0.0%
    Onward Holdings Co., Ltd.                                     16,000  107,099       0.1%
    Organo Corp.                                                   1,000    4,313       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Osaka Organic Chemical Industry, Ltd.                         1,900 $ 14,867       0.0%
#   Osaka Soda Co., Ltd.                                          9,000   38,478       0.0%
    Osaka Steel Co., Ltd.                                         4,100   76,871       0.0%
    Osaki Electric Co., Ltd.                                      6,000   57,586       0.0%
    Pacific Industrial Co., Ltd.                                  9,000  110,669       0.1%
    Pack Corp. (The)                                              1,200   32,556       0.0%
    PALTAC Corp.                                                  4,000   98,160       0.1%
    PanaHome Corp.                                                8,000   59,500       0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                   2,800   16,819       0.0%
    Parco Co., Ltd.                                               2,000   18,528       0.0%
    PC Depot Corp.                                                3,800   18,595       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                2,700   16,292       0.0%
    Piolax, Inc.                                                  2,000  127,153       0.1%
*   Pioneer Corp.                                                43,100  105,708       0.1%
    Pocket Card Co., Ltd.                                         2,100   10,000       0.0%
    Press Kogyo Co., Ltd.                                        13,600   66,231       0.0%
    Pressance Corp.                                               2,000   23,048       0.0%
    Proto Corp.                                                     900   10,208       0.0%
    PS Mitsubishi Construction Co., Ltd.                          2,700    9,412       0.0%
    Raysum Co., Ltd.                                              2,300   15,035       0.0%
    Rengo Co., Ltd.                                              30,000  188,139       0.1%
    Rheon Automatic Machinery Co., Ltd.                           2,600   20,310       0.0%
    Ricoh Leasing Co., Ltd.                                       2,500   72,219       0.0%
    Right On Co., Ltd.                                            2,500   24,630       0.0%
    Riken Corp.                                                     500   18,308       0.0%
    Riken Keiki Co., Ltd.                                         1,100   13,568       0.0%
    Riken Technos Corp.                                           7,500   39,256       0.0%
    Rion Co., Ltd.                                                  900   13,754       0.0%
    Riso Kagaku Corp.                                             2,500   43,303       0.0%
    Round One Corp.                                              12,200   86,186       0.0%
    Ryobi, Ltd.                                                  22,000   88,685       0.0%
    Ryoden Corp.                                                  7,000   45,000       0.0%
    Sakai Chemical Industry Co., Ltd.                            20,000   71,348       0.0%
    Sakai Ovex Co., Ltd.                                            700   12,776       0.0%
    Sakata INX Corp.                                              4,000   52,369       0.0%
    Sala Corp.                                                    2,700   16,185       0.0%
    SAMTY Co., Ltd.                                               1,300   13,520       0.0%
    San-Ai Oil Co., Ltd.                                         10,000   70,504       0.0%
    San-In Godo Bank, Ltd. (The)                                 33,000  237,433       0.1%
    Sanden Holdings Corp.                                        19,000   58,806       0.0%
    Sanei Architecture Planning Co., Ltd.                         1,000   17,812       0.0%
*   Sanken Electric Co., Ltd.                                    12,000   42,454       0.0%
    Sanko Metal Industrial Co., Ltd.                                300    8,445       0.0%
    Sankyo Tateyama, Inc.                                         2,000   31,489       0.0%
    Sanoh Industrial Co., Ltd.                                    2,800   19,291       0.0%
    Sansha Electric Manufacturing Co., Ltd.                         300    1,362       0.0%
    Sanshin Electronics Co., Ltd.                                 3,900   34,514       0.0%
    Sanyo Chemical Industries, Ltd.                               1,200   54,258       0.0%
    Sanyo Denki Co., Ltd.                                         3,000   19,498       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                  700    6,118       0.0%
    Sanyo Special Steel Co., Ltd.                                19,000   97,399       0.1%
    Sanyo Trading Co., Ltd.                                         700    8,856       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Satori Electric Co., Ltd.                                      2,500 $ 17,774       0.0%
    Sawada Holdings Co., Ltd.                                      1,700   15,562       0.0%
    Saxa Holdings, Inc.                                           13,000   27,467       0.0%
    SBI Holdings, Inc.                                            29,600  351,626       0.1%
    SBS Holdings, Inc.                                             1,900   16,803       0.0%
    Scroll Corp.                                                   3,300   11,492       0.0%
    Seika Corp.                                                    5,000   14,851       0.0%
    Seikitokyu Kogyo Co., Ltd.                                     2,600   12,524       0.0%
    Seiko Holdings Corp.                                          22,000   72,013       0.0%
    Seino Holdings Co., Ltd.                                      20,100  222,722       0.1%
    Seiren Co., Ltd.                                               5,400   63,157       0.0%
    Sekisui Plastics Co., Ltd.                                     5,500   40,563       0.0%
    Senko Co., Ltd.                                               12,000   82,962       0.0%
    Senshu Ikeda Holdings, Inc.                                   35,300  160,611       0.1%
    Senshukai Co., Ltd.                                            2,800   18,978       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                            4,000   11,617       0.0%
    Shibuya Corp.                                                  1,300   27,005       0.0%
    Shiga Bank, Ltd. (The)                                        31,000  160,778       0.1%
    Shikibo, Ltd.                                                 25,000   28,820       0.0%
    Shikoku Bank, Ltd. (The)                                      26,000   61,354       0.0%
    Shikoku Chemicals Corp.                                        4,000   38,326       0.0%
    Shima Seiki Manufacturing, Ltd.                                2,700   76,079       0.0%
    Shimachu Co., Ltd.                                             8,600  230,763       0.1%
    Shimizu Bank, Ltd. (The)                                       1,500   45,243       0.0%
    Shin Nippon Air Technologies Co., Ltd.                         2,500   28,258       0.0%
    Shinagawa Refractories Co., Ltd.                              10,000   21,319       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                    3,000   12,974       0.0%
    Shinko Electric Industries Co., Ltd.                           9,900   63,801       0.0%
    Shinko Plantech Co., Ltd.                                      4,200   31,147       0.0%
    Shinko Shoji Co., Ltd.                                         4,200   47,379       0.0%
    Shinmaywa Industries, Ltd.                                    20,000  154,810       0.1%
    Shinnihon Corp.                                                5,400   52,034       0.0%
    Shinsei Bank, Ltd.                                           236,000  381,556       0.2%
    Shinsho Corp.                                                    600   10,894       0.0%
    Shizuki Electric Co., Inc.                                     3,000   17,806       0.0%
    Shizuoka Gas Co., Ltd.                                         7,500   58,856       0.0%
    Shoei Foods Corp.                                              1,500   23,681       0.0%
    Showa Aircraft Industry Co., Ltd.                              1,200   10,971       0.0%
    Showa Corp.                                                    6,900   45,162       0.0%
    Showa Denko KK                                                20,300  268,229       0.1%
    Showa Sangyo Co., Ltd.                                         8,000   42,780       0.0%
    Sinanen Holdings Co., Ltd.                                     1,400   27,776       0.0%
    Sinfonia Technology Co., Ltd.                                 20,000   36,737       0.0%
    Sinko Industries, Ltd.                                         2,100   26,349       0.0%
    SKY Perfect JSAT Holdings, Inc.                               15,600   77,306       0.0%
    SMK Corp.                                                      9,000   34,483       0.0%
    Sodick Co., Ltd.                                               5,900   44,289       0.0%
    Sojitz Corp.                                                 173,100  454,262       0.2%
    SPK Corp.                                                        600   12,376       0.0%
    ST Corp.                                                       1,300   16,051       0.0%
#   Sumco Corp.                                                   16,500  172,632       0.1%
    Suminoe Textile Co., Ltd.                                     12,000   25,361       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Sumitomo Bakelite Co., Ltd.                                   26,000 $141,198       0.1%
    Sumitomo Densetsu Co., Ltd.                                    2,600   28,840       0.0%
    Sumitomo Forestry Co., Ltd.                                   15,800  220,098       0.1%
    Sumitomo Heavy Industries, Ltd.                               70,000  368,516       0.1%
    Sumitomo Osaka Cement Co., Ltd.                               37,000  153,244       0.1%
    Sumitomo Precision Products Co., Ltd.                          6,000   18,521       0.0%
    Sumitomo Riko Co., Ltd.                                        5,400   51,724       0.0%
    Sumitomo Rubber Industries, Ltd.                              17,100  286,874       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                             1,000   37,389       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                            16,000   85,537       0.0%
    Sun-Wa Technos Corp.                                           1,500   12,042       0.0%
*   SWCC Showa Holdings Co., Ltd.                                 54,000   37,942       0.0%
    T Hasegawa Co., Ltd.                                           2,800   49,440       0.0%
    T RAD Co., Ltd.                                                8,000   17,484       0.0%
    Tabuchi Electric Co., Ltd.                                     3,100    9,895       0.0%
    Tachi-S Co., Ltd.                                              1,500   24,896       0.0%
    Tachibana Eletech Co., Ltd.                                    2,600   28,791       0.0%
    Tachikawa Corp.                                                1,500   10,917       0.0%
    Tadano, Ltd.                                                  15,000  168,447       0.1%
    Taihei Dengyo Kaisha, Ltd.                                     4,000   41,462       0.0%
    Taiheiyo Cement Corp.                                        147,538  422,533       0.2%
    Taiheiyo Kouhatsu, Inc.                                       15,000   12,860       0.0%
    Taiho Kogyo Co., Ltd.                                          3,800   54,546       0.0%
    Taikisha, Ltd.                                                 2,200   55,572       0.0%
    Taiyo Yuden Co., Ltd.                                         12,900  137,814       0.1%
    Takagi Securities Co., Ltd.                                    7,000    9,326       0.0%
    Takaoka Toko Co., Ltd.                                           600   10,957       0.0%
    Takara Standard Co., Ltd.                                      4,000   74,303       0.0%
    Takasago International Corp.                                     900   24,127       0.0%
    Takasago Thermal Engineering Co., Ltd.                         5,600   78,976       0.0%
    Takashimaya Co., Ltd.                                         41,000  334,396       0.1%
*   Takata Corp.                                                   2,000    6,947       0.0%
    Take And Give Needs Co., Ltd.                                  1,900    9,119       0.0%
    Takeei Corp.                                                   2,300   18,822       0.0%
    Takiron Co., Ltd.                                              9,000   42,369       0.0%
    Tamron Co., Ltd.                                               2,200   38,519       0.0%
    Tamura Corp.                                                  11,000   45,225       0.0%
    Tayca Corp.                                                    7,000   37,112       0.0%
    TBK Co., Ltd.                                                  4,700   19,449       0.0%
    TECHNO ASSOCIE Co., Ltd.                                       1,200   10,864       0.0%
    Techno Medica Co., Ltd.                                          800   13,657       0.0%
    THK Co., Ltd.                                                 12,600  266,034       0.1%
    Toa Corp.(6894434)                                             2,500   22,808       0.0%
    Toa Corp.(6894508)                                             4,300   90,524       0.1%
    Toa Oil Co., Ltd.                                             10,000   14,382       0.0%
    TOA ROAD Corp.                                                 9,000   24,138       0.0%
    Toagosei Co., Ltd.                                            12,900  143,583       0.1%
    Tocalo Co., Ltd.                                               1,700   38,137       0.0%
    Tochigi Bank, Ltd. (The)                                      22,000  106,068       0.1%
    Toda Corp.                                                    28,000  151,762       0.1%
    Toda Kogyo Corp.                                               5,000   14,310       0.0%
    Toei Co., Ltd.                                                 7,000   56,240       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Toenec Corp.                                                  9,000 $ 43,119       0.0%
    Togami Electric Manufacturing Co., Ltd.                       3,000   12,227       0.0%
    Toho Bank, Ltd. (The)                                        36,000  136,669       0.1%
    Toho Co., Ltd.                                                  600   14,168       0.0%
    Toho Holdings Co., Ltd.                                       4,200   88,122       0.0%
    Toho Zinc Co., Ltd.                                          18,000   62,812       0.0%
    Tohoku Bank, Ltd. (The)                                      12,000   16,695       0.0%
    Tokai Carbon Co., Ltd.                                       34,000  103,391       0.1%
    Tokai Rika Co., Ltd.                                          3,900   73,135       0.0%
    Tokai Tokyo Financial Holdings, Inc.                         25,800  130,894       0.1%
    Tokushu Tokai Paper Co., Ltd.                                 1,400   47,711       0.0%
    Tokyo Dome Corp.                                              9,500   90,292       0.0%
    Tokyo Electron Device, Ltd.                                   1,100   15,675       0.0%
    Tokyo Energy & Systems, Inc.                                  5,000   48,253       0.0%
    Tokyo Keiki, Inc.                                             6,000   10,217       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                    4,600  163,335       0.1%
    Tokyo Sangyo Co., Ltd.                                        4,000   15,190       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                           7,500   52,022       0.0%
    Tokyo Tekko Co., Ltd.                                         9,000   39,172       0.0%
    Tokyo TY Financial Group, Inc.                                3,200  102,397       0.1%
    Tokyotokeiba Co., Ltd.                                       13,000   25,532       0.0%
    Tokyu Recreation Co., Ltd.                                    1,000    7,537       0.0%
    Toli Corp.                                                    8,000   28,521       0.0%
    Tomato Bank, Ltd.                                             1,000   15,125       0.0%
    Tomoe Corp.                                                   6,700   22,055       0.0%
    Tomoku Co., Ltd.                                             11,000   31,937       0.0%
    TOMONY Holdings, Inc.                                        25,500  131,746       0.1%
    Tonami Holdings Co., Ltd.                                    12,000   32,329       0.0%
    Toppan Forms Co., Ltd.                                        5,800   57,652       0.0%
    Topre Corp.                                                     600   13,894       0.0%
    Topy Industries, Ltd.                                         3,900   90,440       0.0%
    Torii Pharmaceutical Co., Ltd.                                1,600   36,867       0.0%
    Torishima Pump Manufacturing Co., Ltd.                        1,100   11,855       0.0%
    Tosei Corp.                                                   4,300   32,186       0.0%
    Toshiba Machine Co., Ltd.                                    11,000   39,728       0.0%
    Tosoh Corp.                                                  68,000  444,074       0.2%
    Tottori Bank, Ltd. (The)                                        800   13,188       0.0%
    Toukei Computer Co., Ltd.                                       400    7,900       0.0%
    Towa Bank, Ltd. (The)                                        39,000   41,219       0.0%
    Towa Corp.                                                    1,800   20,713       0.0%
    Towa Pharmaceutical Co., Ltd.                                 1,200   44,761       0.0%
    Toyo Construction Co., Ltd.                                   8,300   34,596       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               24,000  111,584       0.1%
    Toyo Kanetsu K.K.                                            12,000   27,179       0.0%
    Toyo Kohan Co., Ltd.                                         15,400   46,091       0.0%
    Toyo Securities Co., Ltd.                                    10,000   17,792       0.0%
    Toyo Seikan Group Holdings, Ltd.                             10,500  193,674       0.1%
    Toyo Tanso Co., Ltd.                                          1,200   17,255       0.0%
    Toyo Tire & Rubber Co., Ltd.                                 12,000  186,124       0.1%
    Toyo Wharf & Warehouse Co., Ltd.                              8,000   13,022       0.0%
    Toyobo Co., Ltd.                                             86,000  140,769       0.1%
    Toyoda Gosei Co., Ltd.                                        8,300  190,192       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    TPR Co., Ltd.                                                  1,200 $    34,700       0.0%
    TS Tech Co., Ltd.                                              5,900     158,189       0.1%
    Tsubakimoto Chain Co.                                         17,000     134,665       0.1%
    Tsugami Corp.                                                  7,000      38,434       0.0%
    Tsukishima Kikai Co., Ltd.                                     2,800      31,345       0.0%
    Tsukuba Bank, Ltd.                                            11,600      34,650       0.0%
    Tsurumi Manufacturing Co., Ltd.                                2,300      33,473       0.0%
    Tv Tokyo Holdings Corp.                                        1,500      34,320       0.0%
    U-Shin, Ltd.                                                   4,800      33,925       0.0%
    UACJ Corp.                                                    34,000     110,498       0.1%
    Ube Industries, Ltd.                                         147,000     303,347       0.1%
    Uchida Yoko Co., Ltd.                                         11,000      45,861       0.0%
    UKC Holdings Corp.                                             1,800      30,119       0.0%
*   Uniden Holdings Corp.                                         11,000      16,019       0.0%
    Union Tool Co.                                                   800      20,666       0.0%
    Unipres Corp.                                                  5,800     111,931       0.1%
    United Super Markets Holdings, Inc.                            5,800      52,370       0.0%
#*  Universal Entertainment Corp.                                    500      14,965       0.0%
    Vital KSK Holdings, Inc.                                       3,800      40,192       0.0%
    Vitec Holdings Co., Ltd.                                       1,300      13,712       0.0%
    Wacoal Holdings Corp.                                         15,000     173,063       0.1%
    Wakachiku Construction Co., Ltd.                              12,000      17,919       0.0%
    Wakita & Co., Ltd.                                             4,700      40,075       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                            1,700      41,003       0.0%
    Xebio Holdings Co., Ltd.                                       3,900      60,540       0.0%
    Yahagi Construction Co., Ltd.                                  2,000      18,345       0.0%
    YAMABIKO Corp.                                                 3,500      34,612       0.0%
    Yamagata Bank, Ltd. (The)                                     21,000      90,717       0.1%
    Yamaguchi Financial Group, Inc.                               28,428     313,399       0.1%
    Yamaichi Electronics Co., Ltd.                                 2,000      15,855       0.0%
    Yamanashi Chuo Bank, Ltd. (The)                               25,000     122,272       0.1%
    Yamatane Corp.                                                 1,500      19,774       0.0%
    Yamato Corp.                                                   2,100      11,539       0.0%
    Yamato Kogyo Co., Ltd.                                         3,000      84,464       0.0%
    Yamazen Corp.                                                  1,400      11,164       0.0%
    Yashima Denki Co., Ltd.                                        2,100      11,575       0.0%
    Yellow Hat, Ltd.                                               1,400      29,901       0.0%
    Yokogawa Bridge Holdings Corp.                                 5,800      63,722       0.0%
    Yokohama Reito Co., Ltd.                                       9,700      98,107       0.1%
    Yokohama Rubber Co., Ltd. (The)                               15,000     260,439       0.1%
    Yondenko Corp.                                                 3,000      11,695       0.0%
    Yorozu Corp.                                                   2,500      39,369       0.0%
    Yuasa Funashoku Co., Ltd.                                      5,000      13,342       0.0%
    Yuasa Trading Co., Ltd.                                        2,200      52,705       0.0%
    Yurtec Corp.                                                   9,000      65,929       0.0%
    Yusen Logistics Co., Ltd.                                      2,500      25,453       0.0%
    Zeon Corp.                                                    19,000     173,567       0.1%
                                                                         -----------      ----
TOTAL JAPAN                                                               50,738,692      18.0%
                                                                         -----------      ----
MALAYSIA -- (0.9%)
#   Affin Holdings Bhd                                            23,100      12,108       0.0%
    AirAsia Bhd                                                  175,800     116,066       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
MALAYSIA -- (Continued)
*   AirAsia X Bhd                                                143,900 $ 14,401       0.0%
    Alliance Financial Group Bhd                                 124,700  118,621       0.1%
    Allianz Malaysia Bhd                                           4,800   11,598       0.0%
    AMMB Holdings Bhd                                            273,700  274,039       0.1%
    Batu Kawan Bhd                                                 2,800   12,221       0.0%
    Berjaya Corp. Bhd                                            221,100   17,120       0.0%
#   BIMB Holdings Bhd                                             20,500   21,508       0.0%
    Boustead Holdings Bhd                                        106,008   55,333       0.0%
*   Bumi Armada Bhd                                              304,600   51,074       0.0%
    Coastal Contracts Bhd                                         28,800   10,497       0.0%
*   Dayang Enterprise Holdings Bhd                                53,900   11,016       0.0%
    DRB-Hicom Bhd                                                155,700   47,122       0.0%
#   Eastern & Oriental Bhd                                       106,878   39,995       0.0%
*   Eco World Development Group Bhd                              174,100   56,397       0.0%
    Ekovest BHD                                                   58,700   30,613       0.0%
#   Evergreen Fibreboard Bhd                                      67,500   16,891       0.0%
    Felda Global Ventures Holdings Bhd                           193,500   92,664       0.1%
    Gadang Holdings Bhd                                           32,900   22,245       0.0%
    Hock Seng LEE BHD                                             31,700   13,152       0.0%
    Hong Leong Financial Group Bhd                                20,710   77,585       0.1%
    IOI Properties Group Bhd                                     189,800  110,606       0.1%
*   Iskandar Waterfront City Bhd                                  79,000   17,108       0.0%
*   JAKS Resources Bhd                                            41,600   10,313       0.0%
#   Jaya Tiasa Holdings Bhd                                       70,100   23,189       0.0%
    JCY International Bhd                                        117,100   14,640       0.0%
    Kian JOO CAN Factory Bhd                                      15,800   10,584       0.0%
#*  KNM Group Bhd                                                319,100   30,330       0.0%
    KSL Holdings Bhd                                             107,100   28,321       0.0%
    LBS Bina Group Bhd                                            54,100   22,440       0.0%
    Magnum Bhd                                                    48,100   26,474       0.0%
    Mah Sing Group Bhd                                           174,200   63,467       0.1%
    Malayan Flour Mills Bhd                                       57,300   19,790       0.0%
    Malaysia Building Society Bhd                                193,500   42,184       0.0%
    Malaysian Pacific Industries Bhd                              11,300   21,300       0.0%
    Malaysian Resources Corp. Bhd                                104,700   33,667       0.0%
    Matrix Concepts Holdings Bhd                                  19,300   11,913       0.0%
    Media Prima Bhd                                              125,500   35,933       0.0%
    Mega First Corp. Bhd                                          32,300   17,790       0.0%
    Mitrajaya Holdings Bhd                                        56,300   18,373       0.0%
    MKH Bhd                                                       33,400   22,062       0.0%
    MMC Corp. Bhd                                                 92,500   52,741       0.0%
    Muhibbah Engineering M Bhd                                    25,800   14,128       0.0%
    Paramount Corp. Bhd                                           29,700   10,175       0.0%
#*  Parkson Holdings Bhd                                          70,140   12,620       0.0%
    Pos Malaysia Bhd                                              38,600   36,804       0.0%
#   Press Metal Bhd                                                7,200    7,481       0.0%
    Protasco Bhd                                                  31,400   11,904       0.0%
*   Sapurakencana Petroleum Bhd                                  474,500  182,444       0.1%
    Sarawak Oil Palms Bhd                                         12,400   10,958       0.0%
    Selangor Properties Bhd                                        9,400   11,205       0.0%
    SP Setia Bhd Group                                            27,971   23,373       0.0%
    Star Media Group Bhd                                          19,500   11,709       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
MALAYSIA -- (Continued)
*   Sumatec Resources Bhd                                        805,800 $   12,407       0.0%
    Sunway Bhd                                                    72,600     53,994       0.0%
#   Supermax Corp. Bhd                                            43,100     22,282       0.0%
    Ta Ann Holdings Bhd                                           24,840     20,911       0.0%
    TA Enterprise Bhd                                            144,500     16,515       0.0%
    Taliworks Corp. Bhd                                           31,200     11,364       0.0%
    TDM Bhd                                                      101,100     16,730       0.0%
    Tropicana Corp. Bhd                                           44,500     10,780       0.0%
    UEM Sunrise Bhd                                              225,600     60,117       0.0%
    UMW Holdings Bhd                                              62,600     88,683       0.1%
*   UMW Oil & Gas Corp. Bhd                                       84,300     17,021       0.0%
    Unisem M Bhd                                                  56,700     34,424       0.0%
    UOA Development Bhd                                           54,800     33,609       0.0%
    VS Industry Bhd                                               68,500     23,159       0.0%
#   WCT Holdings Bhd                                             117,400     47,513       0.0%
#   Yinson Holdings Bhd                                           48,000     35,805       0.0%
*   YNH Property Bhd                                              52,303     19,483       0.0%
                                                                         ----------       ---
TOTAL MALAYSIA                                                            2,613,089       0.9%
                                                                         ----------       ---
MEXICO -- (1.2%)
    Alfa S.A.B. de C.V. Class A                                  101,987    154,753       0.1%
    Alpek S.A.B. de C.V.                                          51,802     77,123       0.0%
*   Axtel S.A.B. de C.V.                                          70,700     17,468       0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                      28,003    183,551       0.1%
    Bolsa Mexicana de Valores S.A.B. de C.V.                      60,300     96,507       0.1%
*   Cemex S.A.B. de C.V.                                         905,938    783,667       0.3%
    Consorcio ARA S.A.B. de C.V. Series *                         71,600     27,085       0.0%
*   Corp. GEO S.A.B. de C.V. Series B                             26,337     10,172       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                          24,453     44,932       0.0%
    Gentera S.A.B. de C.V.                                        45,722     90,181       0.0%
*   Grupo Aeromexico S.A.B. de C.V.                               36,762     72,295       0.0%
    Grupo Comercial Chedraui S.A. de C.V.                         44,994    100,077       0.1%
    Grupo Elektra S.A.B. de C.V.                                   6,443     89,154       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                            16,635      7,208       0.0%
    Grupo Financiero Interacciones SA de C.V. Class O              8,660     42,381       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                          18,587     45,019       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                       8,808     17,643       0.0%
    Grupo Sanborns S.A.B. de C.V.                                 35,336     43,953       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                           14,163     49,515       0.0%
*   Hoteles City Express S.A.B. de C.V.                           20,335     20,904       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    21,717     95,963       0.1%
*   Industrias CH S.A.B. de C.V. Series B                         19,961     94,308       0.0%
    Industrias Penoles S.A.B. de C.V.                             11,145    269,618       0.1%
*   La Comer S.A.B. de C.V.                                       55,136     50,612       0.0%
    Megacable Holdings S.A.B. de C.V.                             34,941    127,888       0.1%
    Mexichem S.A.B. de C.V.                                      133,000    317,846       0.1%
*   Minera Frisco S.A.B. de C.V. Class A1                         32,021     24,870       0.0%
*   OHL Mexico S.A.B. de C.V.                                    102,301    120,049       0.1%
    Organizacion Cultiba S.A.B. de C.V.                           17,300     19,102       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                   33,451     90,915       0.0%
    Qualitas Controladora S.A.B. de C.V.                          22,354     41,217       0.0%
    Rassini S.A.B. de C.V.                                         2,902     13,471       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
MEXICO -- (Continued)
    Rassini S.A.B. De C.V. Class A                                 4,900 $   11,371       0.0%
    TV Azteca S.A.B. de C.V.                                     199,909     38,076       0.0%
    Vitro S.A.B. de C.V. Series A                                  3,928     12,937       0.0%
                                                                         ----------       ---
TOTAL MEXICO                                                              3,301,831       1.2%
                                                                         ----------       ---
NETHERLANDS -- (1.0%)
    Accell Group                                                   2,889     72,262       0.0%
    APERAM SA                                                     14,890    677,180       0.3%
    Arcadis NV                                                     5,437     71,562       0.0%
    ASM International NV                                           6,501    277,303       0.1%
    BinckBank NV                                                   6,041     35,847       0.0%
    Boskalis Westminster                                          10,503    338,738       0.1%
    Delta Lloyd NV                                                38,583    233,093       0.1%
*   Fugro NV                                                       6,442    115,197       0.1%
    Gemalto NV(B011JK4)                                            1,021     55,536       0.0%
    Gemalto NV(B9MS8P5)                                            1,784     96,928       0.0%
*   Heijmans NV                                                    4,859     46,525       0.0%
    Hunter Douglas NV                                                616     32,853       0.0%
    KAS Bank NV                                                    2,750     24,933       0.0%
    Kendrion NV                                                      971     28,004       0.0%
    Koninklijke BAM Groep NV                                      21,605    100,521       0.1%
*   Ordina NV                                                     15,728     41,903       0.0%
    Randstad Holding NV                                            1,440     74,063       0.0%
    SBM Offshore NV                                               29,176    418,803       0.2%
    Telegraaf Media Groep NV                                       2,312      9,384       0.0%
*   TomTom NV                                                      9,188     74,299       0.0%
    Van Lanschot NV                                                1,422     29,154       0.0%
                                                                         ----------       ---
TOTAL NETHERLANDS                                                         2,854,088       1.0%
                                                                         ----------       ---
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                                         79,766    110,030       0.1%
    Chorus, Ltd.                                                  33,110     86,482       0.0%
    EBOS Group, Ltd.                                              12,383    150,872       0.1%
    Heartland Bank, Ltd.                                          32,027     34,322       0.0%
    Kathmandu Holdings, Ltd.                                       8,247     11,847       0.0%
    Mainfreight, Ltd.                                              5,949     78,960       0.0%
    Metlifecare, Ltd.                                             13,928     57,543       0.0%
    Metro Performance Glass, Ltd.                                 11,586     17,958       0.0%
    New Zealand Oil & Gas, Ltd.                                   52,220     19,740       0.0%
    New Zealand Refining Co., Ltd. (The)                          18,373     29,421       0.0%
    NZME, Ltd.                                                    28,793     13,695       0.0%
    PGG Wrightson, Ltd.                                           27,472      9,032       0.0%
    Port of Tauranga, Ltd.                                        12,065     33,636       0.0%
    Sanford, Ltd.                                                  7,981     36,385       0.0%
    Skellerup Holdings, Ltd.                                      26,569     27,150       0.0%
    SKY Network Television, Ltd.                                  36,905    121,855       0.1%
    SKYCITY Entertainment Group, Ltd.                             32,077     89,425       0.1%
    Steel & Tube Holdings, Ltd.                                    7,277     11,383       0.0%
    Summerset Group Holdings, Ltd.                                19,648     66,832       0.0%
    Tourism Holdings, Ltd.                                        15,938     36,915       0.0%
    Tower, Ltd.                                                   20,066     12,907       0.0%
    Trade Me Group, Ltd.                                          58,677    203,832       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Warehouse Group, Ltd. (The)                                     13,394 $   28,724       0.0%
                                                                           ----------       ---
TOTAL NEW ZEALAND                                                           1,288,946       0.5%
                                                                           ----------       ---
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA                                  16,320      9,659       0.0%
*   Akastor ASA                                                     26,352     36,329       0.0%
    Aker ASA Class A                                                 3,314    122,296       0.1%
*   Aker Solutions ASA                                              16,892     77,480       0.1%
    American Shipping Co. ASA                                        4,703     14,178       0.0%
    Atea ASA                                                         4,794     42,926       0.0%
    Austevoll Seafood ASA                                           11,362    102,440       0.1%
    Bonheur ASA                                                      1,849     11,912       0.0%
    BW LPG, Ltd.                                                     8,205     26,469       0.0%
    BW Offshore, Ltd.                                              678,246     27,854       0.0%
*   DNO ASA                                                         88,318     75,377       0.0%
*   DOF ASA                                                        124,543     13,209       0.0%
*   Fred Olsen Energy ASA                                            7,263     12,464       0.0%
    Frontline, Ltd.                                                  3,248     23,795       0.0%
    Grieg Seafood ASA                                                4,387     38,606       0.0%
    Hoegh LNG Holdings Ltd                                           4,973     52,108       0.0%
*   Kongsberg Automotive ASA                                        75,985     62,720       0.0%
    Kongsberg Gruppen ASA                                            1,796     25,641       0.0%
    Kvaerner ASA                                                    23,416     30,720       0.0%
    Ocean Yield ASA                                                  4,884     40,780       0.0%
*   Odfjell Drilling, Ltd.                                           6,000      7,982       0.0%
#*  Petroleum Geo-Services ASA                                      33,566     90,105       0.1%
*   Prosafe SE                                                     102,474      3,461       0.0%
#*  REC Silicon ASA                                                331,659     41,391       0.0%
#*  Seadrill, Ltd.                                                  27,231     57,897       0.0%
    SpareBank 1 SMN                                                  5,946     43,735       0.0%
    SpareBank 1 SR-Bank ASA                                         11,913     71,004       0.0%
    Stolt-Nielsen, Ltd.                                              3,813     46,824       0.0%
*   Storebrand ASA                                                  59,551    306,279       0.1%
*   Subsea 7 SA                                                     34,422    385,333       0.2%
    TGS Nopec Geophysical Co. ASA                                   12,605    254,965       0.1%
*   Treasure ASA                                                     6,223     13,792       0.0%
    Wilh Wilhelmsen ASA                                              6,223     19,659       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              1,805     38,550       0.0%
                                                                           ----------       ---
TOTAL NORWAY                                                                2,227,940       0.8%
                                                                           ----------       ---
PHILIPPINES -- (0.3%)
    Alliance Global Group, Inc.                                    300,800     88,547       0.1%
*   Bloomberry Resorts Corp.                                       162,000     19,773       0.0%
    Cebu Air, Inc.                                                  20,800     45,123       0.0%
    Cosco Capital, Inc.                                            316,400     55,476       0.0%
    East West Banking Corp.                                         52,800     20,833       0.0%
    Filinvest Land, Inc.                                         1,428,000     52,013       0.0%
    First Philippine Holdings Corp.                                 37,740     54,038       0.0%
    Lopez Holdings Corp.                                           459,100     75,342       0.0%
*   Megawide Construction Corp.                                    123,000     38,037       0.0%
    Megaworld Corp.                                              1,196,000     99,135       0.1%
    Pepsi-Cola Products Philippines, Inc.                          178,000     11,426       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
PHILIPPINES -- (Continued)
    Petron Corp.                                                 324,100 $   69,264       0.0%
    Philippine National Bank                                      35,300     42,246       0.0%
    Phinma Energy Corp.                                          253,000     11,327       0.0%
    RFM Corp.                                                    131,000     11,641       0.0%
    Rizal Commercial Banking Corp.                                18,900     14,012       0.0%
    San Miguel Corp.                                              53,450     88,930       0.1%
    Security Bank Corp.                                            7,560     34,415       0.0%
*   SSI Group, Inc.                                              211,000     12,028       0.0%
    Travellers International Hotel Group, Inc.                   211,000     14,609       0.0%
    Union Bank of the Philippines                                 35,150     54,402       0.0%
    Vista Land & Lifescapes, Inc.                                853,600     92,153       0.1%
                                                                         ----------       ---
TOTAL PHILIPPINES                                                         1,004,770       0.4%
                                                                         ----------       ---
POLAND -- (0.3%)
    Agora SA                                                       2,501      7,061       0.0%
*   Alior Bank SA                                                    416      5,008       0.0%
    Asseco Poland SA                                              11,009    147,149       0.1%
*   Bank Millennium SA                                            18,070     26,596       0.0%
*   Boryszew SA                                                   15,012     30,685       0.0%
*   ComArch SA                                                       584     25,588       0.0%
*   Emperia Holding SA                                               805     13,109       0.0%
*   Enea SA                                                       31,970     81,894       0.0%
*   Getin Noble Bank SA                                           44,644     14,925       0.0%
    Grupa Azoty SA                                                 1,066     16,978       0.0%
*   Grupa Lotos SA                                                12,793    110,922       0.1%
*   Jastrzebska Spolka Weglowa SA                                  6,049    112,182       0.1%
    Kernel Holding SA                                              6,884    110,157       0.0%
    Netia SA                                                      52,472     62,193       0.0%
    Orbis SA                                                         651     11,767       0.0%
    Pfleiderer Group SA                                              800      7,048       0.0%
*   PKP Cargo SA                                                     965     10,568       0.0%
*   Polnord SA                                                     3,436      7,959       0.0%
    Stalprodukt SA                                                    95     10,896       0.0%
*   Tauron Polska Energia SA                                     124,898     84,399       0.0%
    Trakcja SA                                                     3,837     13,145       0.0%
*   Vistula Group SA                                              28,150     25,095       0.0%
    Warsaw Stock Exchange                                            370      3,689       0.0%
                                                                         ----------       ---
TOTAL POLAND                                                                939,013       0.3%
                                                                         ----------       ---
PORTUGAL -- (0.2%)
*   Banco BPI SA                                                  59,339     73,661       0.0%
#*  Banco Comercial Portugues SA Class R                          38,053     50,681       0.0%
    Corticeira Amorim SGPS SA                                      2,490     24,998       0.0%
    EDP Renovaveis SA                                             26,435    199,699       0.1%
    Mota-Engil SGPS SA                                            13,251     25,870       0.0%
    Navigator Co SA (The)                                          4,534     13,279       0.0%
    Semapa-Sociedade de Investimento e Gestao                      2,013     25,837       0.0%
    Sonae Capital SGPS SA                                         15,124     11,668       0.0%
    Sonae SGPS SA                                                157,338    125,091       0.1%
                                                                         ----------       ---
TOTAL PORTUGAL                                                              550,784       0.2%
                                                                         ----------       ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
SINGAPORE -- (0.8%)
    Accordia Golf Trust                                           58,300 $ 27,473       0.0%
    Boustead Singapore, Ltd.                                      18,300   11,776       0.0%
    Bukit Sembawang Estates, Ltd.                                 13,500   43,741       0.0%
    Centurion Corp., Ltd.                                         33,600    8,075       0.0%
    China Aviation Oil Singapore Corp., Ltd.                      10,400   10,654       0.0%
    China Everbright Water, Ltd.                                  25,800   10,586       0.0%
    Chip Eng Seng Corp., Ltd.                                     72,300   33,450       0.0%
#*  COSCO Corp. Singapore, Ltd.                                   82,000   15,004       0.0%
    CSE Global, Ltd.                                              33,100    9,762       0.0%
*   Ezion Holdings, Ltd.                                         223,860   47,964       0.0%
#*  Ezra Holdings, Ltd.                                          522,200   15,997       0.0%
    Far East Orchard, Ltd.                                        37,800   40,254       0.0%
    Frasers Centrepoint, Ltd.                                     29,600   31,596       0.0%
    Golden Agri-Resources, Ltd.                                  878,700  242,635       0.1%
    GSH Corp., Ltd.                                               53,400   16,121       0.0%
    GuocoLand, Ltd.                                               31,600   43,567       0.0%
    Ho Bee Land, Ltd.                                             50,700   77,643       0.1%
    Hong Fok Corp., Ltd.                                          59,290   27,744       0.0%
    Hong Leong Asia, Ltd.                                         16,500    8,198       0.0%
    Hotel Grand Central, Ltd.                                     21,600   21,113       0.0%
    Hutchison Port Holdings Trust                                487,900  216,730       0.1%
    Hyflux, Ltd.                                                  66,200   22,073       0.0%
    Indofood Agri Resources, Ltd.                                 72,700   25,051       0.0%
    Lian Beng Group, Ltd.                                         28,800    9,409       0.0%
    Mandarin Oriental International, Ltd.                          8,000   11,172       0.0%
    Midas Holdings, Ltd.                                         229,800   35,570       0.0%
*   Nam Cheong, Ltd.                                             135,500    5,532       0.0%
#*  Noble Group, Ltd.                                            927,100  110,234       0.1%
    OUE, Ltd.                                                     30,200   36,755       0.0%
    Pacc Offshore Services Holdings, Ltd.                         41,200    9,012       0.0%
*   Raffles Education Corp., Ltd.                                105,800   14,318       0.0%
    RHT Health Trust                                              62,200   38,532       0.0%
*   Rowsley, Ltd.                                                115,400   10,370       0.0%
    SembCorp Industries, Ltd.                                     73,800  133,638       0.1%
    SembCorp Marine, Ltd.                                         25,900   24,015       0.0%
    SHS Holdings, Ltd.                                            60,200    8,391       0.0%
*   SIIC Environment Holdings, Ltd.                               97,300   44,440       0.0%
    Sinarmas Land, Ltd.                                          120,100   41,443       0.0%
#   Sino Grandness Food Industry Group, Ltd.                      60,300   14,738       0.0%
    Stamford Land Corp., Ltd.                                     17,400    5,687       0.0%
    Sunningdale Tech, Ltd.                                        16,960   12,855       0.0%
*   Swiber Holdings, Ltd.                                         92,600    7,255       0.0%
*   Tat Hong Holdings, Ltd.                                       50,300   15,915       0.0%
    Tuan Sing Holdings, Ltd.                                     132,600   27,141       0.0%
    UMS Holdings, Ltd.                                            35,000   15,579       0.0%
    United Engineers, Ltd.                                        71,900  133,796       0.1%
    United Industrial Corp., Ltd.                                 30,700   60,051       0.1%
    UOB-Kay Hian Holdings, Ltd.                                   10,200    9,702       0.0%
    UOL Group, Ltd.                                               63,900  259,893       0.1%
#*  Vard Holdings, Ltd.                                          106,800   14,228       0.0%
    Venture Corp., Ltd.                                            1,600   10,930       0.0%
    Wheelock Properties Singapore, Ltd.                           38,200   40,948       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SINGAPORE -- (Continued)
    Wing Tai Holdings, Ltd.                                       31,100 $   37,890       0.0%
                                                                         ----------       ---
TOTAL SINGAPORE                                                           2,206,646       0.8%
                                                                         ----------       ---
SOUTH AFRICA -- (2.0%)
    Adcorp Holdings, Ltd.                                         21,940     22,059       0.0%
    Aeci, Ltd.                                                    14,501    109,524       0.1%
    African Oxygen, Ltd.                                          14,955     21,812       0.0%
    African Rainbow Minerals, Ltd.                                13,993    101,384       0.0%
    Alexander Forbes Group Holdings, Ltd.                         81,777     37,129       0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                         47,956    658,916       0.2%
*   ArcelorMittal South Africa, Ltd.                              44,967     38,502       0.0%
    Assore, Ltd.                                                   4,628     62,396       0.0%
    Astral Foods, Ltd.                                             5,784     52,453       0.0%
*   Aveng, Ltd.                                                   39,926     20,933       0.0%
    Barloworld, Ltd.                                              38,005    245,481       0.1%
    Blue Label Telecoms, Ltd.                                     67,074    101,411       0.0%
    Caxton and CTP Publishers and Printers, Ltd.                   3,840      3,748       0.0%
    Clover Industries, Ltd.                                       21,513     27,768       0.0%
*   Consolidated Infrastructure Group, Ltd.                        6,173     10,734       0.0%
    DataTec, Ltd.                                                 35,182    117,007       0.1%
    Distell Group, Ltd.                                            1,465     17,983       0.0%
    DRDGOLD, Ltd.                                                 29,527     14,972       0.0%
    EOH Holdings, Ltd.                                             4,536     53,812       0.0%
    Exxaro Resources, Ltd.                                        18,976    139,868       0.1%
    Foschini Group, Ltd. (The)                                     7,326     75,308       0.0%
    Gold Fields, Ltd. Sponsored ADR                              117,597    488,028       0.2%
    Grand Parade Investments, Ltd.                                33,085      9,216       0.0%
    Grindrod, Ltd.                                                89,727     73,919       0.0%
    Group Five, Ltd.                                              22,334     38,292       0.0%
    Harmony Gold Mining Co., Ltd.                                 11,394     35,372       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                   39,848    126,318       0.1%
    Holdsport, Ltd.                                                3,511     15,381       0.0%
    Hudaco Industries, Ltd.                                        3,361     27,245       0.0%
*   Hulamin, Ltd.                                                 20,234      7,816       0.0%
*   Impala Platinum Holdings, Ltd.                                19,537     78,942       0.0%
    Imperial Holdings, Ltd.                                       27,601    348,620       0.1%
    Invicta Holdings, Ltd.                                         5,705     23,511       0.0%
    KAP Industrial Holdings, Ltd.                                158,538     91,127       0.0%
*   Kumba Iron Ore, Ltd.                                           3,883     39,543       0.0%
    Lewis Group, Ltd.                                             15,295     45,337       0.0%
    Liberty Holdings, Ltd.                                        11,927    102,687       0.0%
    Metair Investments, Ltd.                                      19,559     27,566       0.0%
    MMI Holdings, Ltd.                                           108,245    181,326       0.1%
    Mpact, Ltd.                                                   26,848     65,691       0.0%
    Murray & Roberts Holdings, Ltd.                               52,997     36,389       0.0%
    Nampak, Ltd.                                                  86,016    119,958       0.1%
*   Northam Platinum, Ltd.                                        38,425    140,001       0.1%
    Omnia Holdings, Ltd.                                          10,176    123,236       0.1%
    Peregrine Holdings, Ltd.                                      24,237     46,732       0.0%
*   Pinnacle Holdings, Ltd.                                       17,463     23,189       0.0%
    Raubex Group, Ltd.                                            17,604     32,816       0.0%
    RCL Foods, Ltd.                                               11,460     11,665       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH AFRICA -- (Continued)
    Reunert, Ltd.                                                23,184 $  105,948       0.0%
*   Royal Bafokeng Platinum, Ltd.                                12,134     37,027       0.0%
    Santam, Ltd.                                                    690     12,387       0.0%
*   Sappi, Ltd.                                                  75,927    422,478       0.2%
    Sibanye Gold, Ltd.                                           68,192    189,694       0.1%
*   Super Group, Ltd.                                            48,265    142,451       0.1%
    Telkom SA SOC, Ltd.                                          38,850    179,079       0.1%
    Tongaat Hulett, Ltd.                                         16,724    151,138       0.1%
    Transaction Capital, Ltd.                                    28,240     27,661       0.0%
    Trencor, Ltd.                                                18,666     39,694       0.0%
    Tsogo Sun Holdings, Ltd.                                     23,481     53,388       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                               8,483     95,624       0.0%
                                                                        ----------       ---
TOTAL SOUTH AFRICA                                                       5,749,692       2.0%
                                                                        ----------       ---
SOUTH KOREA -- (4.9%)
*   Actoz Soft Co., Ltd.                                          1,531     17,161       0.0%
*   AJ Rent A Car Co., Ltd.                                       2,448     21,100       0.0%
    AK Holdings, Inc.                                               665     35,768       0.0%
*   Amotech Co., Ltd.                                             1,619     24,429       0.0%
    Anapass, Inc.                                                 2,017     21,471       0.0%
    Asia Cement Co., Ltd.                                           286     18,395       0.0%
    ASIA Holdings Co., Ltd.                                         180     15,812       0.0%
*   Asia Paper Manufacturing Co., Ltd.                              872     14,861       0.0%
*   Asiana Airlines, Inc.                                        15,989     64,541       0.0%
    Binggrae Co., Ltd.                                              997     54,314       0.0%
    BNK Financial Group, Inc.                                    40,507    328,339       0.1%
*   Bohae Brewery Co., Ltd.                                      20,618     22,467       0.0%
*   Bubang Co., Ltd.                                              6,098     22,213       0.0%
    Busan City Gas Co., Ltd.                                        417     12,489       0.0%
    BYC Co., Ltd.                                                    48     18,308       0.0%
*   Capro Corp.                                                   5,965     28,711       0.0%
*   China Great Star International, Ltd.                         10,452     11,857       0.0%
*   China Ocean Resources Co., Ltd.                               9,360     12,335       0.0%
    Chinyang Holdings Corp.                                       5,979     18,160       0.0%
    Chongkundang Holdings Corp.                                     301     17,430       0.0%
    CJ Hellovision Co., Ltd.                                      4,375     31,226       0.0%
    CJ O Shopping Co., Ltd.                                         464     65,697       0.0%
    CKD Bio Corp.                                                   780     15,211       0.0%
    CS Wind Corp.                                                 1,031     22,273       0.0%
    Dae Dong Industrial Co., Ltd.                                 1,833     10,818       0.0%
    Dae Won Kang Up Co., Ltd.                                     3,375     15,225       0.0%
    Daeduck Electronics Co.                                       5,565     36,579       0.0%
    Daeduck GDS Co., Ltd.                                         2,468     25,640       0.0%
    Daehan Steel Co., Ltd.                                        2,678     21,820       0.0%
    Daelim Industrial Co., Ltd.                                   4,126    294,032       0.1%
    Daeryuk Can Co., Ltd.                                         2,788     16,154       0.0%
    Daesang Corp.                                                 2,758     64,865       0.0%
    Daesang Holdings Co., Ltd.                                    1,861     16,972       0.0%
*   Daewon Cable Co., Ltd.                                       14,140     21,141       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           16,524     64,695       0.0%
    Daewoong Co., Ltd.                                              424     16,293       0.0%
    Daishin Securities Co., Ltd.                                  6,759     62,156       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Dayou Automotive Seat Technology Co., Ltd.                   14,013 $ 20,177       0.0%
    DGB Financial Group, Inc.                                    26,744  224,024       0.1%
    Digital Power Communications Co., Ltd.                        4,510   14,888       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                                 626   13,185       0.0%
    Dong-A Socio Holdings Co., Ltd.                                 439   55,571       0.0%
    Dong-A ST Co., Ltd.                                             281   21,057       0.0%
*   Dongbu Co., Ltd.                                             22,287   15,595       0.0%
    Dongbu Insurance Co., Ltd.                                    6,227  386,282       0.2%
*   Dongbu Securities Co., Ltd.                                   3,758   10,887       0.0%
    Dongkuk Industries Co., Ltd.                                  3,625   15,666       0.0%
*   Dongkuk Steel Mill Co., Ltd.                                 10,163   72,517       0.1%
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                   3,652   26,364       0.0%
    DONGSUNG Corp.                                                1,792   10,107       0.0%
*   Dongwha Enterprise Co., Ltd.                                    565   17,212       0.0%
    Dongwha Pharm Co., Ltd.                                       2,476   16,795       0.0%
    Dongwon Development Co., Ltd.                                12,293   49,046       0.0%
    Dongwon Industries Co., Ltd.                                    182   48,975       0.0%
    Doosan Corp.                                                    349   31,228       0.0%
*   Doosan Engine Co., Ltd.                                       4,222   13,000       0.0%
*   Doosan Infracore Co., Ltd.                                   20,002  120,787       0.1%
    DRB Holding Co., Ltd.                                         2,027   22,650       0.0%
    DY Corp.                                                      2,973   16,260       0.0%
    e Tec E&C, Ltd.                                                 158   13,556       0.0%
    e-LITECOM Co., Ltd.                                           1,501   12,746       0.0%
    E-MART, Inc.                                                  3,008  426,535       0.2%
    Eagon Industrial, Ltd.                                        1,585   15,685       0.0%
    Easy Bio, Inc.                                                4,688   24,743       0.0%
    Elentec Co., Ltd.                                             4,044   18,371       0.0%
    Eugene Corp.                                                  5,400   21,719       0.0%
*   Eugene Investment & Securities Co., Ltd.                     10,226   21,451       0.0%
    Eusu Holdings Co., Ltd.                                       2,480   13,548       0.0%
    F&F Co., Ltd.                                                 1,301   18,285       0.0%
*   FarmStory Co., Ltd.                                          13,834   15,998       0.0%
*   Feelux Co., Ltd.                                              6,238   18,363       0.0%
    GOLFZONYUWONHOLDINGS Co., Ltd.                                3,262   22,127       0.0%
*   GS Global Corp.                                               6,392   14,932       0.0%
    GS Holdings Corp.                                             7,295  324,544       0.1%
    Gwangju Shinsegae Co., Ltd.                                      56   12,278       0.0%
*   Halla Corp.                                                   2,965   11,905       0.0%
    Halla Holdings Corp.                                          1,165   68,914       0.1%
    Han Kuk Carbon Co., Ltd.                                      5,087   27,084       0.0%
    Handok, Inc.                                                    864   17,104       0.0%
    Handsome Co., Ltd.                                            2,241   79,433       0.1%
    Hanil Cement Co., Ltd.                                          478   31,020       0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.              7,176   24,417       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     3,532   16,077       0.0%
    Hanjin Kal Corp.                                              5,565   82,116       0.1%
    Hanjin Transportation Co., Ltd.                               1,442   37,072       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                            784   19,899       0.0%
*   Hanshin Construction                                            370    5,745       0.0%
*   Hansol Holdings Co., Ltd.                                     4,678   26,266       0.0%
*   Hansol HomeDeco Co., Ltd.                                     8,230   12,574       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Hansol Paper Co., Ltd.                                        2,443 $ 43,262       0.0%
*   Hansol Technics Co., Ltd.                                     1,825   24,097       0.0%
    Hanwha Chemical Corp.                                        15,043  354,181       0.2%
    Hanwha Corp.                                                  6,437  209,643       0.1%
    Hanwha Galleria Timeworld Co., Ltd.                             477   16,376       0.0%
    Hanwha General Insurance Co., Ltd.                            6,535   43,327       0.0%
*   Hanwha Investment & Securities Co., Ltd.                     27,317   53,315       0.0%
    Hanwha Life Insurance Co., Ltd.                              10,217   55,780       0.0%
    Hanyang Eng Co., Ltd.                                         3,073   33,376       0.0%
*   Harim Co., Ltd.                                               5,009   19,561       0.0%
*   Harim Holdings Co., Ltd.                                      5,448   19,041       0.0%
    Heung-A Shipping Co., Ltd.                                   13,920   20,396       0.0%
    Hitejinro Holdings Co., Ltd.                                  1,504   15,688       0.0%
    HMC Investment Securities Co., Ltd.                           1,503   12,515       0.0%
    HS R&A Co., Ltd.                                                629   17,862       0.0%
    Humax Co., Ltd.                                               2,411   30,726       0.0%
    Huvis Corp.                                                   1,039    6,504       0.0%
    Hwa Shin Co., Ltd.                                            3,479   20,938       0.0%
    HwaSung Industrial Co., Ltd.                                  1,115   12,235       0.0%
    Hy-Lok Corp.                                                  1,190   23,664       0.0%
    Hyosung Corp.                                                 3,099  362,009       0.2%
*   Hyundai BNG Steel Co., Ltd.                                     909    9,148       0.0%
    Hyundai C&F, Inc.                                               332    4,661       0.0%
    Hyundai Corp.                                                 1,315   24,089       0.0%
    Hyundai Department Store Co., Ltd.                            1,963  201,382       0.1%
    Hyundai Engineering & Construction Co., Ltd.                 11,140  402,384       0.2%
    Hyundai Engineering Plastics Co., Ltd.                        2,556   20,134       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                7,263   23,458       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                     8,483  261,848       0.1%
*   Hyundai Rotem Co., Ltd.                                       1,288   21,031       0.0%
    Hyundai Wia Corp.                                             2,358  161,765       0.1%
*   IHQ, Inc.                                                     2,491    4,303       0.0%
*   Iljin Display Co., Ltd.                                       4,117   14,789       0.0%
    Iljin Electric Co., Ltd.                                      2,455    9,962       0.0%
    Iljin Holdings Co., Ltd.                                      3,429   17,476       0.0%
    Ilshin Spinning Co., Ltd.                                       195   22,157       0.0%
    iMarketKorea, Inc.                                            2,293   25,587       0.0%
*   Insun ENT Co., Ltd.                                           4,199   20,815       0.0%
    Intelligent Digital Integrated Security Co., Ltd.             1,158   10,811       0.0%
*   Interflex Co., Ltd.                                           1,527   21,756       0.0%
    Interpark Holdings Corp.                                      6,230   27,135       0.0%
    ISU Chemical Co., Ltd.                                        1,279   17,315       0.0%
    IsuPetasys Co., Ltd.                                          5,166   18,854       0.0%
    JB Financial Group Co., Ltd.                                 13,719   71,133       0.1%
    KAON Media Co., Ltd.                                          1,968   17,865       0.0%
    KB Capital Co., Ltd.                                          1,258   28,866       0.0%
    KB Financial Group, Inc.                                        729   26,998       0.0%
    KB Insurance Co., Ltd.                                        5,860  148,096       0.1%
    KC Green Holdings Co., Ltd.                                   1,848   13,945       0.0%
*   KCC Engineering & Construction Co., Ltd.                      1,945   16,134       0.0%
    Keyang Electric Machinery Co., Ltd.                           5,858   25,520       0.0%
    KG Chemical Corp.                                             1,692   20,660       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    KH Vatec Co., Ltd.                                            1,669 $ 18,342       0.0%
    KISCO Corp.                                                     486   15,965       0.0%
    KISCO Holdings Co., Ltd.                                        274   14,723       0.0%
    KISWIRE, Ltd.                                                 1,003   34,198       0.0%
    KIWOOM Securities Co., Ltd.                                   1,653   95,783       0.1%
*   KleanNara Co., Ltd.                                           4,228   19,696       0.0%
    Kolao Holdings                                                2,645   20,305       0.0%
    Kolon Corp.                                                   1,047   46,487       0.0%
*   Kolon Global Corp.                                              710    8,285       0.0%
    Kolon Industries, Inc.                                        2,411  156,620       0.1%
    KONA I Co., Ltd.                                              3,068   32,027       0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.                     2,203   18,030       0.0%
    Korea Circuit Co., Ltd.                                       1,872   13,166       0.0%
    Korea Electric Terminal Co., Ltd.                               632   39,477       0.0%
    Korea Investment Holdings Co., Ltd.                           5,923  212,066       0.1%
*   Korea Line Corp.                                              2,607   41,055       0.0%
    Korea Petrochemical Ind Co., Ltd.                               499   88,954       0.1%
*   Korean Air Lines Co., Ltd.                                    5,267  147,229       0.1%
    Korean Reinsurance Co.                                       13,546  139,599       0.1%
    Kortek Corp.                                                  2,019   24,752       0.0%
    KPX Chemical Co., Ltd.                                          288   15,902       0.0%
    KSS LINE, Ltd.                                                2,670   18,811       0.0%
*   KT Hitel Co., Ltd.                                            2,856   18,375       0.0%
*   KTB Investment & Securities Co., Ltd.                        11,121   27,795       0.0%
    Kukdo Chemical Co., Ltd.                                        389   18,394       0.0%
*   Kumho Industrial Co., Ltd.                                    2,460   20,557       0.0%
    Kumho Petrochemical Co., Ltd.                                 1,518   92,759       0.1%
*   Kumho Tire Co., Inc.                                         10,464   93,825       0.1%
    Kumkang Kind Co., Ltd.                                          101    4,005       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                           3,842   27,711       0.0%
*   Kwang Myung Electric Co., Ltd.                               11,132   31,070       0.0%
    Kwangju Bank                                                  4,097   36,158       0.0%
    Kyobo Securities Co., Ltd.                                    3,001   24,311       0.0%
    Kyung-In Synthetic Corp.                                      2,605   10,460       0.0%
    Kyungbang, Ltd.                                                 830   13,128       0.0%
    Kyungchang Industrial Co., Ltd.                               2,837   12,451       0.0%
    Kyungdong Pharm Co., Ltd.                                     1,159   18,169       0.0%
    LEADCORP, Inc. (The)                                          1,341    9,318       0.0%
    LF Corp.                                                      2,992   56,724       0.0%
    LG Hausys, Ltd.                                                 723   59,714       0.0%
    LG International Corp.                                        3,456   83,987       0.1%
    LG Uplus Corp.                                               28,591  294,665       0.1%
    Lock&Lock Co., Ltd.                                           2,151   25,134       0.0%
    Lotte Chilsung Beverage Co., Ltd.                                87  117,116       0.1%
    LOTTE Fine Chemical Co., Ltd.                                 2,486   62,948       0.0%
    Lotte Food Co., Ltd.                                             81   48,888       0.0%
    LOTTE Himart Co., Ltd.                                        1,394   53,679       0.0%
*   Lotte Non-Life Insurance Co., Ltd.                            9,355   22,220       0.0%
    LS Corp.                                                      2,748  131,430       0.1%
    LS Industrial Systems Co., Ltd.                               1,676   57,270       0.0%
*   Lumens Co., Ltd.                                              6,649   23,346       0.0%
    Maeil Dairy Industry Co., Ltd.                                1,109   32,813       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Mando Corp.                                                     828 $193,593       0.1%
    MegaStudy Co., Ltd.                                             162    4,578       0.0%
    Meritz Financial Group, Inc.                                  6,147   60,382       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                      7,104   98,858       0.1%
    Meritz Securities Co., Ltd.                                  36,213  107,319       0.1%
    Mi Chang Oil Industrial Co., Ltd.                               239   18,383       0.0%
    Mirae Asset Daewoo Co., Ltd.                                 27,146  183,064       0.1%
    Mirae Asset Securities Co., Ltd.                              9,149  180,430       0.1%
    MK Electron Co., Ltd.                                         2,558   18,759       0.0%
    Moorim P&P Co., Ltd.                                          1,906    6,783       0.0%
    Namhae Chemical Corp.                                         2,942   20,933       0.0%
*   Namsun Aluminum Co., Ltd.                                    20,720   21,306       0.0%
    Namyang Dairy Products Co., Ltd.                                 49   28,866       0.0%
*   Neowiz Games Corp.                                            2,253   21,241       0.0%
    NEPES Corp.                                                   3,642   22,421       0.0%
    Nexen Corp.                                                   2,860   19,964       0.0%
    Nexen Tire Corp.                                              3,873   44,430       0.0%
    NH Investment & Securities Co., Ltd.                         20,898  183,762       0.1%
    NICE Holdings Co., Ltd.                                       1,526   22,451       0.0%
    Nong Shim Holdings Co., Ltd.                                    228   20,107       0.0%
    NOROO Paint & Coatings Co., Ltd.                              2,353   19,009       0.0%
#*  OCI Co., Ltd.                                                 2,482  195,606       0.1%
*   Pan Ocean Co., Ltd.                                          12,173   38,302       0.0%
    Pan-Pacific Co., Ltd.                                         5,325   13,643       0.0%
    Paradise Co., Ltd.                                            2,256   25,582       0.0%
    Partron Co., Ltd.                                             3,821   29,815       0.0%
    POSCO Chemtech Co., Ltd.                                      2,120   22,015       0.0%
    Posco Daewoo Corp.                                            4,008   87,031       0.1%
    PSK, Inc.                                                     1,920   23,215       0.0%
    Pyeong Hwa Automotive Co., Ltd.                               2,380   24,301       0.0%
    S&T Dynamics Co., Ltd.                                        1,954   15,784       0.0%
    S&T Holdings Co., Ltd.                                          799   10,437       0.0%
    S&T Motiv Co., Ltd.                                           1,108   39,568       0.0%
*   Sajo Industries Co., Ltd.                                       398   21,703       0.0%
    SAMHWA Paints Industrial Co., Ltd.                            1,801   17,596       0.0%
    Samkwang Glass                                                  234   12,268       0.0%
    Sammok S-Form Co., Ltd.                                       1,638   19,728       0.0%
    Samsung Securities Co., Ltd.                                  8,704  261,778       0.1%
*   SAMT Co., Ltd.                                                8,669   12,712       0.0%
    Samyang Corp.                                                   231   20,742       0.0%
    Samyang Holdings Corp.                                          384   41,869       0.0%
    Sangsin Brake                                                 2,584   14,686       0.0%
    SBS Contents Hub Co., Ltd.                                    1,389   10,699       0.0%
    SBS Media Holdings Co., Ltd.                                  7,692   19,170       0.0%
    Seah Besteel Corp.                                            1,716   34,734       0.0%
    SeAH Steel Corp.                                                584   35,507       0.0%
    Sebang Co., Ltd.                                              2,364   31,075       0.0%
    Sebang Global Battery Co., Ltd.                               1,125   36,445       0.0%
    Sejong Industrial Co., Ltd.                                     985    8,871       0.0%
    Sekonix Co., Ltd.                                             2,060   23,117       0.0%
    Sempio Foods Co.(6125651)                                       263    9,370       0.0%
*   Sempio Foods Co.(BD20Q99)                                       557   15,289       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
SOUTH KOREA -- (Continued)
    Seohan Co., Ltd.                                              8,165 $    14,921       0.0%
*   Seohee Construction Co., Ltd.                                28,436      37,681       0.0%
    Seoul Semiconductor Co., Ltd.                                 4,401      52,545       0.0%
    Seoyon Co., Ltd.                                              1,670      16,190       0.0%
*   SFA Semicon Co, Ltd.                                         10,919      21,077       0.0%
    Shinsegae Engineering & Construction Co., Ltd.                  576      20,225       0.0%
    Shinsegae Information & Communication Co., Ltd.                 224      12,738       0.0%
    Shinsegae International, Inc.                                   261      17,839       0.0%
    Shinsegae, Inc.                                               1,140     185,166       0.1%
*   Shinwha Intertek Corp.                                        5,026      14,456       0.0%
    Silicon Works Co., Ltd.                                       1,092      25,514       0.0%
    SK Gas, Ltd.                                                    657      55,217       0.0%
    SK Networks Co., Ltd.                                        18,463     104,931       0.1%
*   SK Securities Co., Ltd.                                      15,796      14,289       0.0%
    SKC Co., Ltd.                                                 3,039      71,694       0.1%
    SL Corp.                                                      1,669      22,219       0.0%
    Songwon Industrial Co., Ltd.                                  2,765      42,338       0.0%
*   Ssangyong Cement Industrial Co., Ltd.                         2,559      35,864       0.0%
    Sung Kwang Bend Co., Ltd.                                     2,928      24,050       0.0%
    Sungchang Enterprise Holdings, Ltd.                           7,035      18,708       0.0%
*   Sungshin Cement Co., Ltd.                                     2,254      14,968       0.0%
    Sungwoo Hitech Co., Ltd.                                      7,474      50,036       0.0%
    Taekwang Industrial Co., Ltd.                                    58      42,508       0.0%
*   Taewoong Co., Ltd.                                            1,161      27,963       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                 3,302      14,050       0.0%
*   TBH Global Co., Ltd.                                          2,501      18,024       0.0%
    TK Corp.                                                      2,371      17,523       0.0%
*   Tongyang Cement & Energy Corp.                                3,745      11,750       0.0%
    Tongyang Life Insurance                                       6,508      68,183       0.1%
    Tovis Co., Ltd.                                               3,257      23,897       0.0%
    TS Corp.                                                        620      13,024       0.0%
    Ubiquoss, Inc.                                                2,129      20,713       0.0%
    Uju Electronics Co., Ltd.                                       841      10,984       0.0%
    Unid Co., Ltd.                                                  692      28,261       0.0%
    Whanin Pharmaceutical Co., Ltd.                               1,747      22,268       0.0%
    WillBes & Co. (The)                                           9,359      22,474       0.0%
*   Woongjin Co., Ltd.                                           12,662      29,642       0.0%
*   Woongjin Thinkbig Co., Ltd.                                   2,729      22,727       0.0%
    Y G-1 Co., Ltd.                                               3,685      29,122       0.0%
    YESCO Co., Ltd.                                                 680      22,373       0.0%
    Youlchon Chemical Co., Ltd.                                   2,408      28,495       0.0%
    Young Poong Corp.                                                48      41,611       0.0%
    Youngone Holdings Co., Ltd.                                     806      40,556       0.0%
*   Yuanta Securities Korea Co., Ltd.                            13,268      36,268       0.0%
                                                                        -----------       ---
TOTAL SOUTH KOREA                                                        14,046,582       5.0%
                                                                        -----------       ---
SPAIN -- (1.3%)
    Acciona SA                                                    4,832     367,200       0.1%
    Acerinox SA                                                  15,801     194,444       0.1%
    Almirall SA                                                   5,416      77,856       0.0%
    Applus Services SA                                           12,253     117,567       0.1%
    Azkoyen SA                                                    1,280       7,379       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SPAIN -- (Continued)
    Banco de Sabadell SA                                         566,408 $  756,284       0.3%
    Banco Popular Espanol SA                                     164,209    179,666       0.1%
    Bankia SA                                                     21,381     18,784       0.0%
    Bankinter SA                                                  10,219     78,108       0.0%
*   Baron de Ley                                                     359     40,640       0.0%
*   Cementos Portland Valderrivas SA                               3,031     20,766       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                    272    102,332       0.0%
*   Deoleo SA                                                     72,355     14,290       0.0%
    Ebro Foods SA                                                  9,914    213,779       0.1%
*   eDreams ODIGEO SA                                             10,318     31,398       0.0%
    Elecnor SA                                                     3,966     39,251       0.0%
    Enagas SA                                                      3,792    108,697       0.0%
    Ence Energia y Celulosa SA                                    28,711     62,570       0.0%
*   Ercros SA                                                     16,144     37,012       0.0%
    Fluidra SA                                                     5,607     26,806       0.0%
    Grupo Catalana Occidente SA                                    5,167    162,715       0.1%
    Iberpapel Gestion SA                                             901     19,710       0.0%
*   Liberbank SA                                                  43,027     42,677       0.0%
    Mapfre SA                                                    159,685    473,694       0.2%
    Melia Hotels International SA                                 11,148    137,643       0.1%
    Miquel y Costas & Miquel SA                                      772     32,784       0.0%
*   NH Hotel Group SA                                             29,555    130,407       0.1%
    Obrascon Huarte Lain SA                                       19,302     77,367       0.0%
    Papeles y Cartones de Europa SA                                7,933     41,382       0.0%
*   Quabit Inmobiliaria SA                                         6,500     12,970       0.0%
    Sacyr SA                                                      58,428    133,213       0.1%
    Tecnocom Telecomunicaciones y Energia SA                       4,452     15,709       0.0%
    Tubacex SA                                                    18,391     54,685       0.0%
*   Tubos Reunidos SA                                             13,634     12,690       0.0%
*   Vocento SA                                                       951      1,272       0.0%
                                                                         ----------       ---
TOTAL SPAIN                                                               3,843,747       1.4%
                                                                         ----------       ---
SWEDEN -- (1.8%)
    Acando AB                                                      7,199     18,433       0.0%
    AF AB Class B                                                  6,707    122,747       0.1%
    B&B Tools AB Class B                                           3,637     80,984       0.0%
    Beijer Alma AB                                                 2,676     61,817       0.0%
    Beijer Electronics AB                                            915      3,973       0.0%
    Beijer Ref AB                                                  2,807     65,707       0.0%
    BillerudKorsnas AB                                            23,421    384,607       0.2%
    Biotage AB                                                     6,505     31,525       0.0%
*   Bonava AB                                                        344      4,165       0.0%
*   Bonava AB Class B                                              6,493     80,226       0.0%
    Bulten AB                                                      3,216     32,161       0.0%
    Byggmax Group AB                                               6,821     44,931       0.0%
    Catena AB                                                        706     10,300       0.0%
    Cavotec SA                                                     3,092      8,360       0.0%
    Cloetta AB Class B                                            33,175    117,546       0.1%
    Com Hem Holding AB                                            11,734    105,594       0.1%
    Concordia Maritime AB Class B                                  6,501     11,434       0.0%
*   Doro AB                                                        2,061     13,125       0.0%
    Duni AB                                                        4,519     60,111       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWEDEN -- (Continued)
    Dustin Group AB                                               4,759 $   32,445       0.0%
    Eltel AB                                                      3,855     23,922       0.0%
    Enea AB                                                       1,237     11,087       0.0%
    Granges AB                                                    9,923     96,427       0.0%
    Gunnebo AB                                                    4,292     19,894       0.0%
    Haldex AB                                                     8,793    113,262       0.1%
    Hexpol AB                                                     3,973     32,651       0.0%
    Holmen AB Class B                                             9,932    339,830       0.1%
    Husqvarna AB Class B                                         15,138    113,810       0.1%
    Inwido AB                                                     6,047     66,082       0.0%
    JM AB                                                         8,013    230,689       0.1%
    KappAhl AB                                                    8,780     45,783       0.0%
    KNOW IT AB                                                    3,970     35,507       0.0%
    Lindab International AB                                      11,150     95,483       0.0%
    Loomis AB Class B                                             7,665    217,880       0.1%
*   Medivir AB Class B                                            5,045     36,994       0.0%
    Mekonomen AB                                                  3,222     57,278       0.0%
    Modern Times Group MTG AB Class B                             5,084    136,828       0.1%
    MQ Holding AB                                                 3,386     12,734       0.0%
    NCC AB Class B                                                6,493    165,000       0.1%
    Nederman Holding AB                                             309      6,456       0.0%
*   Net Insight AB Class B                                       73,846     55,121       0.0%
    New Wave Group AB Class B                                     8,555     47,360       0.0%
    Nobia AB                                                      5,327     46,431       0.0%
    Nolato AB Class B                                             2,594     74,379       0.0%
    Nordnet AB Class B                                           11,305     46,434       0.0%
    Opus Group AB                                                30,523     22,461       0.0%
    Peab AB                                                      21,686    183,920       0.1%
    Pricer AB Class B                                            29,801     31,224       0.0%
    Proact IT Group AB                                              314      4,846       0.0%
*   Qliro Group AB                                               10,081     10,426       0.0%
    Ratos AB Class B                                             26,590    109,279       0.1%
    Recipharm AB Class B                                          4,548     66,263       0.0%
    Rezidor Hotel Group AB                                       11,618     47,404       0.0%
    Saab AB Class B                                               1,847     65,416       0.0%
    Scandi Standard AB                                            4,094     28,641       0.0%
    Semcon AB                                                     2,598     13,445       0.0%
    SkiStar AB                                                    2,475     38,051       0.0%
*   SSAB AB Class A(BPRBWK4)                                      6,845     21,774       0.0%
#*  SSAB AB Class A(B17H0S8)                                     29,202     92,620       0.0%
*   SSAB AB Class B(BPRBWM6)                                     38,696    102,802       0.1%
*   SSAB AB Class B(B17H3F6)                                     68,427    181,614       0.1%
    Sweco AB Class B                                              2,610     52,362       0.0%
    Systemair AB                                                    758      9,739       0.0%
    Tele2 AB Class B                                             44,349    366,213       0.1%
    Thule Group AB (The)                                          2,085     32,185       0.0%
    Transcom Worldwide AB                                         1,144      8,214       0.0%
    Trelleborg AB Class B                                         9,974    174,095       0.1%
                                                                        ----------       ---
TOTAL SWEDEN                                                             5,080,507       1.8%
                                                                        ----------       ---
SWITZERLAND -- (3.4%)
*   AFG Arbonia-Forster Holding AG                                1,885     28,282       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWITZERLAND -- (Continued)
    Allreal Holding AG                                            2,159 $317,747       0.1%
*   Alpiq Holding AG                                                471   43,741       0.0%
    ALSO Holding AG                                                 370   33,887       0.0%
    Aryzta AG                                                     9,189  403,778       0.2%
    Bachem Holding AG Class B                                       201   17,902       0.0%
    Baloise Holding AG                                            6,236  767,212       0.3%
    Bank Coop AG                                                    514   21,767       0.0%
    Banque Cantonale de Geneve                                      145   42,853       0.0%
    Banque Cantonale Vaudoise                                       391  245,641       0.1%
    Bell AG                                                         140   59,901       0.0%
    Bellevue Group AG                                             1,424   21,387       0.0%
    Berner Kantonalbank AG                                          384   69,710       0.0%
    Bobst Group SA                                                1,584   87,179       0.0%
    Bucher Industries AG                                            830  184,389       0.1%
    Calida Holding AG                                               590   20,517       0.0%
    Carlo Gavazzi Holding AG                                         56   13,821       0.0%
    Cembra Money Bank AG                                          1,870  142,929       0.1%
    Cham Paper Holding AG                                            85   27,070       0.0%
*   Charles Voegele Holding AG                                    1,368    8,720       0.0%
*   Cicor Technologies                                              389    9,685       0.0%
    Cie Financiere Tradition SA                                     306   24,245       0.0%
    Clariant AG                                                  23,333  386,382       0.1%
    Conzzeta AG                                                     150  103,608       0.0%
*   Dufry AG                                                      4,813  585,538       0.2%
    EFG International AG                                          8,999   48,507       0.0%
    Emmi AG                                                         296  174,856       0.1%
    Energiedienst Holding AG                                        689   17,825       0.0%
    Feintool International Holding AG                               230   26,763       0.0%
    Flughafen Zuerich AG                                          2,665  489,891       0.2%
    GAM Holding AG                                               21,182  205,181       0.1%
    Gurit Holding AG                                                 73   61,786       0.0%
    Helvetia Holding AG                                           1,207  627,959       0.2%
    HOCHDORF Holding AG                                             166   46,175       0.0%
    Huber & Suhner AG                                             1,240   72,204       0.0%
    Implenia AG                                                   1,931  129,329       0.1%
    Intershop Holding AG                                             34   17,363       0.0%
    Jungfraubahn Holding AG                                         381   35,700       0.0%
    Komax Holding AG                                                467  112,461       0.1%
    Kudelski SA                                                   5,256   90,617       0.0%
*   Lastminute.com NV                                               300    4,277       0.0%
    Liechtensteinische Landesbank AG                              1,644   66,454       0.0%
    Luzerner Kantonalbank AG                                        390  151,549       0.1%
    MCH Group AG                                                    235   15,795       0.0%
    Metall Zug AG                                                    30   96,401       0.0%
    Mobimo Holding AG                                               824  198,269       0.1%
    OC Oerlikon Corp. AG                                         11,832  111,232       0.0%
*   Orascom Development Holding AG                                1,150    6,893       0.0%
    Orior AG                                                        788   63,707       0.0%
    Phoenix Mecano AG                                                76   38,893       0.0%
    Plazza AG                                                       166   39,469       0.0%
    Rieter Holding AG                                               445   84,510       0.0%
    Romande Energie Holding SA                                       55   67,664       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWITZERLAND -- (Continued)
*   Schmolz + Bickenbach AG                                       73,016 $   47,888       0.0%
    Schweiter Technologies AG                                        125    134,678       0.1%
    SFS Group AG                                                   2,136    160,924       0.1%
    Siegfried Holding AG                                             505    103,849       0.0%
    St Galler Kantonalbank AG                                        325    121,988       0.1%
    Sulzer AG                                                      1,725    169,880       0.1%
    Swiss Life Holding AG                                          4,696  1,242,715       0.5%
    Swissquote Group Holding SA                                    1,337     37,997       0.0%
    Tamedia AG                                                       380     62,055       0.0%
    Thurgauer Kantonalbank                                           257     23,477       0.0%
    Valiant Holding AG                                             2,014    190,943       0.1%
    Valora Holding AG                                                475    138,017       0.1%
    Vaudoise Assurances Holding SA                                   165     80,245       0.0%
    Vetropack Holding AG                                              25     41,008       0.0%
    Vontobel Holding AG                                            2,935    143,718       0.1%
    VP Bank AG                                                       380     37,303       0.0%
    Walliser Kantonalbank                                            532     40,314       0.0%
*   Zehnder Group AG                                               1,438     59,755       0.0%
    Zug Estates Holding AG Class B                                    24     40,099       0.0%
                                                                         ----------       ---
TOTAL SWITZERLAND                                                         9,646,474       3.4%
                                                                         ----------       ---
TAIWAN -- (4.4%)
    Ability Enterprise Co., Ltd.                                  49,790     24,426       0.0%
    AcBel Polytech, Inc.                                          45,000     33,289       0.0%
#   Acer, Inc.                                                   499,000    228,655       0.1%
    ACES Electronic Co., Ltd.                                     18,000     13,736       0.0%
    Achem Technology Corp.                                        40,000     13,668       0.0%
*   AGV Products Corp.                                            64,960     15,480       0.0%
    Alpha Networks, Inc.                                          54,000     31,070       0.0%
    Altek Corp.                                                   30,000     21,444       0.0%
    Ambassador Hotel (The)                                        32,000     25,051       0.0%
*   APCB, Inc.                                                    39,000     27,641       0.0%
    Apex International Co., Ltd.                                   6,000      6,436       0.0%
    Arcadyan Technology Corp.                                     21,000     38,141       0.0%
    Ardentec Corp.                                                43,430     32,345       0.0%
    Asia Cement Corp.                                            244,000    212,729       0.1%
*   Asia Optical Co., Inc.                                        52,000     47,971       0.0%
*   Asia Plastic Recycling Holding, Ltd.                          33,000     18,773       0.0%
    Asia Vital Components Co., Ltd.                               35,000     26,194       0.0%
    Audix Corp.                                                   16,000     18,467       0.0%
    AVY Precision Technology, Inc.                                14,000     22,239       0.0%
    Bank of Kaohsiung Co., Ltd.                                   69,432     19,451       0.0%
    BenQ Materials Corp.                                          41,000     17,431       0.0%
    BES Engineering Corp.                                        225,000     38,309       0.0%
    Capital Securities Corp.                                     315,000     78,746       0.1%
    Career Technology MFG. Co., Ltd.                              33,000     21,043       0.0%
    Casetek Holdings, Ltd.                                        15,000     48,154       0.0%
    Cathay Real Estate Development Co., Ltd.                     103,600     53,107       0.0%
    Chailease Holding Co., Ltd.                                   98,000    169,170       0.1%
    Charoen Pokphand Enterprise                                   40,000     56,856       0.0%
    CHC Healthcare Group                                           9,000     12,469       0.0%
    Cheng Loong Corp.                                            153,000     55,458       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    Cheng Uei Precision Industry Co., Ltd.                        67,000 $ 81,981       0.1%
    Chimei Materials Technology Corp.                             41,000   16,109       0.0%
    Chin-Poon Industrial Co., Ltd.                                29,000   55,535       0.0%
    China Airlines, Ltd.                                         462,000  139,773       0.1%
    China Bills Finance Corp.                                    147,000   58,911       0.0%
    China Chemical & Pharmaceutical Co., Ltd.                     31,000   17,469       0.0%
*   China Electric Manufacturing Corp.                            61,000   14,362       0.0%
    China General Plastics Corp.                                  53,040   42,393       0.0%
    China Life Insurance Co., Ltd.                               142,240  131,112       0.1%
    China Metal Products                                          53,000   52,215       0.0%
    China Synthetic Rubber Corp.                                  61,000   47,871       0.0%
    Chinese Maritime Transport, Ltd.                              17,710   13,552       0.0%
    Chipbond Technology Corp.                                     71,000   98,013       0.1%
*   ChipMOS TECHNOLOGIES, Inc.                                    21,000   18,728       0.0%
    Chong Hong Construction Co., Ltd.                             17,000   27,911       0.0%
    Chun Yuan Steel                                               51,000   17,441       0.0%
*   Chung Hung Steel Corp.                                        97,000   22,154       0.0%
    Chung Hwa Pulp Corp.                                          55,015   15,606       0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.           66,000   37,011       0.0%
    Clevo Co.                                                     71,000   64,968       0.0%
*   CMC Magnetics Corp.                                          321,000   37,768       0.0%
    Compal Electronics, Inc.                                     376,000  223,576       0.1%
    Compeq Manufacturing Co., Ltd.                               122,000   64,250       0.0%
    Concord Securities Co., Ltd.                                  49,000    9,621       0.0%
    Continental Holdings Corp.                                    45,000   14,673       0.0%
    Coretronic Corp.                                              56,000   57,947       0.0%
    Coxon Precise Industrial Co., Ltd.                            15,000   14,311       0.0%
    CSBC Corp. Taiwan                                             33,000   13,680       0.0%
    CyberTAN Technology, Inc.                                     49,000   29,301       0.0%
    D-Link Corp.                                                  95,000   30,487       0.0%
    DA CIN Construction Co., Ltd.                                 37,000   22,142       0.0%
*   Danen Technology Corp.                                        74,000   17,006       0.0%
    Darfon Electronics Corp.                                      31,000   18,154       0.0%
    Darwin Precisions Corp.                                       50,000   19,340       0.0%
    Depo Auto Parts Ind Co., Ltd.                                 14,000   43,730       0.0%
    Dynapack International Technology Corp.                       14,000   18,315       0.0%
    E Ink Holdings, Inc.                                         141,000  119,505       0.1%
*   E-Ton Solar Tech Co., Ltd.                                    57,000   17,639       0.0%
*   Eastern Media International Corp.                             64,000   15,206       0.0%
    Elite Semiconductor Memory Technology, Inc.                   30,000   31,957       0.0%
    Elitegroup Computer Systems Co., Ltd.                         67,000   28,636       0.0%
    ENG Electric Co., Ltd.                                        38,000   20,078       0.0%
    EnTie Commercial Bank Co., Ltd.                              110,000   41,961       0.0%
#*  Epistar Corp.                                                166,000  112,710       0.1%
    Etron Technology, Inc.                                        30,000   11,517       0.0%
    Eva Airways Corp.                                            239,400  115,250       0.1%
    Everest Textile Co., Ltd.                                     42,000   22,010       0.0%
    Evergreen International Storage & Transport Corp.             93,000   37,690       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                           92,000   34,359       0.0%
    Everlight Chemical Industrial Corp.                           51,450   32,546       0.0%
    Everlight Electronics Co., Ltd.                               47,000   70,891       0.0%
    Excelsior Medical Co., Ltd.                                   15,000   21,418       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    Far Eastern Department Stores, Ltd.                          154,000 $ 81,620       0.1%
    Far Eastern International Bank                               309,060   87,886       0.1%
    Faraday Technology Corp.                                       7,000    6,964       0.0%
    Farglory Land Development Co., Ltd.                           50,000   57,470       0.0%
    Federal Corp.                                                 75,480   32,291       0.0%
    Feng Hsin Steel Co., Ltd.                                     33,000   43,734       0.0%
    First Hotel                                                   24,656   12,894       0.0%
*   First Insurance Co., Ltd, (The)                               37,000   13,250       0.0%
*   First Steamship Co., Ltd.                                     44,000    9,976       0.0%
    FLEXium Interconnect, Inc.                                    12,598   35,824       0.0%
    FocalTech Systems Co., Ltd.                                   23,000   24,879       0.0%
    Formosa Advanced Technologies Co., Ltd.                       26,000   18,172       0.0%
    Formosan Rubber Group, Inc.                                   76,500   35,592       0.0%
    Formosan Union Chemical                                       33,000   17,668       0.0%
    Fortune Electric Co., Ltd.                                    33,000   18,122       0.0%
    Founding Construction & Development Co., Ltd.                 24,000   12,255       0.0%
    Fulgent Sun International Holding Co., Ltd.                   13,292   26,193       0.0%
    Fulltech Fiber Glass Corp.                                    29,000   11,983       0.0%
    Gallant Precision Machining Co., Ltd.                         37,000   24,336       0.0%
    Gemtek Technology Corp.                                       39,000   22,446       0.0%
*   Genius Electronic Optical Co., Ltd.                           14,000   22,327       0.0%
    Getac Technology Corp.                                        43,000   55,849       0.0%
    Giantplus Technology Co., Ltd.                                40,000   21,618       0.0%
    Gigabyte Technology Co., Ltd.                                 71,000   93,300       0.1%
*   Gigastorage Corp.                                             59,000   42,347       0.0%
*   Gintech Energy Corp.                                          54,000   38,555       0.0%
*   Global Brands Manufacture, Ltd.                               72,000   24,852       0.0%
    Global Mixed Mode Technology, Inc.                            10,000   22,112       0.0%
    Globalwafers Co., Ltd.                                        13,000   32,042       0.0%
    Globe Union Industrial Corp.                                  27,000   13,288       0.0%
    Gloria Material Technology Corp.                              74,880   40,070       0.0%
*   Gold Circuit Electronics, Ltd.                                86,000   28,971       0.0%
    Goldsun Building Materials Co., Ltd.                         153,000   35,285       0.0%
    Grand Ocean Retail Group, Ltd.                                18,000   12,828       0.0%
    Grand Pacific Petrochemical                                   93,000   51,842       0.0%
    Great China Metal Industry                                    13,000    9,545       0.0%
    Great Wall Enterprise Co., Ltd.                               84,000   76,424       0.1%
    Greatek Electronics, Inc.                                     15,000   18,937       0.0%
*   Green Energy Technology, Inc.                                 31,000   17,000       0.0%
    Hannstar Board Corp.                                          73,000   35,127       0.0%
#*  HannStar Display Corp.                                       292,000   73,085       0.1%
    Hey Song Corp.                                                47,000   48,063       0.0%
    Highwealth Construction Corp.                                 89,000  131,807       0.1%
    Hiroca Holdings, Ltd.                                          7,000   24,388       0.0%
    Hitron Technology, Inc.                                       39,000   25,536       0.0%
*   Ho Tung Chemical Corp.                                       149,350   36,646       0.0%
    Holy Stone Enterprise Co., Ltd.                               29,000   29,237       0.0%
    Hong YI Fiber Industry Co.                                    30,000   18,447       0.0%
    Hsin Kuang Steel Co., Ltd.                                    23,000   13,593       0.0%
    Huaku Development Co., Ltd.                                   49,000   86,249       0.1%
    Huang Hsiang Construction Corp.                               17,000   20,777       0.0%
    Hung Poo Real Estate Development Corp.                        47,000   38,648       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    Hung Sheng Construction, Ltd.                                 89,000 $ 48,015       0.0%
    Hwa Fong Rubber Co., Ltd.                                     40,800   13,172       0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                       17,000   23,689       0.0%
*   Ichia Technologies, Inc.                                      47,000   20,800       0.0%
    Inventec Corp.                                                 3,000    2,342       0.0%
    ITEQ Corp.                                                    27,000   29,221       0.0%
    Jess-Link Products Co., Ltd.                                  23,000   19,040       0.0%
    Jih Sun Financial Holdings Co., Ltd.                         155,407   32,377       0.0%
    KEE TAI Properties Co., Ltd.                                 104,000   33,252       0.0%
    Kenmec Mechanical Engineering Co., Ltd.                       53,000   19,619       0.0%
    Kindom Construction Corp.                                     48,000   23,641       0.0%
    King Yuan Electronics Co., Ltd.                              169,000  148,650       0.1%
    King's Town Bank Co., Ltd.                                   124,000  101,422       0.1%
    Kinpo Electronics                                            201,000   75,347       0.1%
    Kinsus Interconnect Technology Corp.                          44,000  101,537       0.1%
    KS Terminals, Inc.                                            18,000   20,263       0.0%
*   Kung Sing Engineering Corp.                                   35,000   11,071       0.0%
    Kuo Toong International Co., Ltd.                             25,200   13,748       0.0%
    Kuoyang Construction Co., Ltd.                                41,000   16,112       0.0%
    Kwong Fong Industries Corp.                                   17,160   13,882       0.0%
    Kwong Lung Enterprise Co., Ltd.                               10,000   15,077       0.0%
    L&K Engineering Co., Ltd.                                     21,000   16,432       0.0%
    LAN FA Textile                                                36,000    9,513       0.0%
    LCY Chemical Corp.                                            58,000   70,763       0.0%
    Lealea Enterprise Co., Ltd.                                  104,000   26,601       0.0%
    Lextar Electronics Corp.                                      51,000   21,126       0.0%
*   Li Peng Enterprise Co., Ltd.                                  61,000   13,708       0.0%
    Lien Hwa Industrial Corp.                                     77,900   52,790       0.0%
    Lingsen Precision Industries, Ltd.                            45,000   15,874       0.0%
    Lite-On Semiconductor Corp.                                   28,000   19,653       0.0%
    Long Bon International Co., Ltd.                              36,000   18,591       0.0%
    Long Chen Paper Co., Ltd.                                     51,256   24,330       0.0%
    Longwell Co.                                                  19,000   16,684       0.0%
    Lotes Co., Ltd.                                                5,000   12,713       0.0%
*   Macronix International                                       471,000   65,131       0.0%
    Marketech International Corp.                                 18,000   15,423       0.0%
    Masterlink Securities Corp.                                  127,305   32,319       0.0%
    Mercuries & Associates Holding, Ltd.                          29,400   18,065       0.0%
*   Mercuries Life Insurance Co., Ltd.                            67,075   32,265       0.0%
    MIN AIK Technology Co., Ltd.                                  13,000   15,260       0.0%
*   Motech Industries, Inc.                                       39,000   37,622       0.0%
    MPI Corp.                                                      9,000   22,650       0.0%
    Nan Ya Printed Circuit Board Corp.                            28,000   21,143       0.0%
    Nantex Industry Co., Ltd.                                     31,000   22,503       0.0%
*   Neo Solar Power Corp.                                         92,071   47,019       0.0%
    Nien Hsing Textile Co., Ltd.                                  25,000   18,709       0.0%
    OptoTech Corp.                                                66,000   27,803       0.0%
*   Orient Semiconductor Electronics, Ltd.                        34,000   12,269       0.0%
    Oriental Union Chemical Corp.                                 50,000   31,218       0.0%
    Pacific Construction Co.                                      25,000    8,902       0.0%
    Pan Jit International, Inc.                                   53,000   24,946       0.0%
    Pan-International Industrial Corp.                            47,000   43,117       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
*   Phihong Technology Co., Ltd.                                    42,000 $ 13,142       0.0%
    Portwell, Inc.                                                  19,000   25,327       0.0%
    President Securities Corp.                                     127,869   44,479       0.0%
    Prince Housing & Development Corp.                             134,000   42,430       0.0%
    Promise Technology, Inc.                                        33,000   15,132       0.0%
    Qisda Corp.                                                    248,000  104,333       0.1%
    Qualipoly Chemical Corp.                                        18,000   19,281       0.0%
*   Quintain Steel Co., Ltd.                                        62,000   16,554       0.0%
    Radiant Opto-Electronics Corp.                                  58,000   97,781       0.1%
*   Radium Life Tech Co., Ltd.                                     130,000   36,857       0.0%
    Rechi Precision Co., Ltd.                                       25,000   28,501       0.0%
    Rich Development Co., Ltd.                                      92,000   25,333       0.0%
*   Ritek Corp.                                                    304,954   52,602       0.0%
    Sampo Corp.                                                     61,000   37,941       0.0%
    Sanyang Motor Co., Ltd.                                         34,000   21,763       0.0%
    SDI Corp.                                                       12,000   15,069       0.0%
    Sesoda Corp.                                                    27,300   22,088       0.0%
#*  Shin Kong Financial Holding Co., Ltd.                        1,287,000  278,935       0.1%
    Shin Zu Shing Co., Ltd.                                         15,000   45,165       0.0%
*   Shining Building Business Co., Ltd.                             36,000   11,379       0.0%
    Shinkong Insurance Co., Ltd.                                    36,000   27,119       0.0%
    Shinkong Synthetic Fibers Corp.                                208,000   55,418       0.0%
    Sigurd Microelectronics Corp.                                   64,000   47,790       0.0%
    Simplo Technology Co., Ltd.                                     23,000   70,940       0.1%
    Sincere Navigation Corp.                                        30,000   16,757       0.0%
    Sino-American Silicon Products, Inc.                            72,000   77,397       0.1%
    Sinon Corp.                                                     32,000   15,508       0.0%
    SinoPac Financial Holdings Co., Ltd.                           481,000  138,633       0.1%
    Sinphar Pharmaceutical Co., Ltd.                                17,680   14,297       0.0%
    Sirtec International Co., Ltd.                                  21,000   26,331       0.0%
    Siward Crystal Technology Co., Ltd.                             49,000   31,094       0.0%
*   Solar Applied Materials Technology Co.                          48,000    9,982       0.0%
*   Solartech Energy Corp.                                          57,000   28,560       0.0%
    Stark Technology, Inc.                                          16,000   13,160       0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.                 37,000   27,356       0.0%
    Sunrex Technology Corp.                                         43,495   26,123       0.0%
    Sunspring Metal Corp.                                           13,000   16,971       0.0%
    Supreme Electronics Co., Ltd.                                   52,244   37,593       0.0%
    Syncmold Enterprise Corp.                                       12,000   20,054       0.0%
    Systex Corp.                                                    13,000   21,855       0.0%
    TA Chen Stainless Pipe                                          64,890   34,110       0.0%
*   Ta Ya Electric Wire & Cable                                     80,000   13,287       0.0%
    TA-I Technology Co., Ltd.                                       26,448   15,978       0.0%
    Taichung Commercial Bank Co., Ltd.                             267,471   76,150       0.1%
    Taiflex Scientific Co., Ltd.                                    23,460   22,280       0.0%
    Tainan Enterprises Co., Ltd.                                    18,000   16,631       0.0%
    Tainan Spinning Co., Ltd.                                      138,000   52,936       0.0%
    Tainergy Tech Co., Ltd.                                         55,000   26,186       0.0%
*   Taisun Enterprise Co., Ltd.                                     31,000   16,538       0.0%
    Taiwan Business Bank                                           773,850  195,465       0.1%
    Taiwan Cogeneration Corp.                                       51,000   37,154       0.0%
    Taiwan Fertilizer Co., Ltd.                                    134,000  179,256       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    Taiwan Fire & Marine Insurance Co., Ltd.                      30,000 $ 17,580       0.0%
*   Taiwan Glass Industry Corp.                                  149,968   62,651       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                         49,000   80,307       0.1%
    Taiwan Land Development Corp.                                 94,466   29,495       0.0%
    Taiwan PCB Techvest Co., Ltd.                                 26,000   25,378       0.0%
    Taiwan Sakura Corp.                                           20,000   23,037       0.0%
    Taiwan Styrene Monomer                                        44,000   23,228       0.0%
    Taiwan Surface Mounting Technology Corp.                      38,000   31,645       0.0%
    Taiwan TEA Corp.                                              87,000   37,906       0.0%
    Taiwan Union Technology Corp.                                 34,000   37,612       0.0%
    Taiyen Biotech Co., Ltd.                                      28,000   26,737       0.0%
*   Tatung Co., Ltd.                                             254,000   66,772       0.0%
    Test Rite International Co., Ltd.                             29,000   17,866       0.0%
    Thinking Electronic Industrial Co., Ltd.                      13,000   25,396       0.0%
    Thye Ming Industrial Co., Ltd.                                20,000   19,535       0.0%
    Ton Yi Industrial Corp.                                       70,000   30,035       0.0%
    Tong Hsing Electronic Industries, Ltd.                         9,000   31,035       0.0%
    Tong-Tai Machine & Tool Co., Ltd.                             27,000   19,239       0.0%
    Topoint Technology Co., Ltd.                                  32,000   20,133       0.0%
*   TPK Holding Co., Ltd.                                         47,000   74,924       0.1%
    Tripod Technology Corp.                                       66,000  156,243       0.1%
    TSRC Corp.                                                    66,000   68,113       0.0%
    Tung Ho Steel Enterprise Corp.                               126,000   80,332       0.1%
    TXC Corp.                                                     53,000   73,931       0.1%
    TYC Brother Industrial Co., Ltd.                              42,000   43,279       0.0%
    Tyntek Corp.                                                  65,000   24,657       0.0%
    U-Ming Marine Transport Corp.                                 50,000   34,623       0.0%
    Unimicron Technology Corp.                                   202,000   83,424       0.1%
    Union Bank Of Taiwan                                         157,000   43,469       0.0%
    Unitech Printed Circuit Board Corp.                           79,000   24,813       0.0%
    Unity Opto Technology Co., Ltd.                               32,000   15,193       0.0%
    Universal Cement Corp.                                        39,260   30,499       0.0%
*   Unizyx Holding Corp.                                          53,000   23,629       0.0%
    UPC Technology Corp.                                          73,000   25,627       0.0%
    USI Corp.                                                     85,000   41,404       0.0%
    Usun Technology Co., Ltd.                                     15,000   20,817       0.0%
*   Wafer Works Corp.                                             70,133   19,374       0.0%
    Wah Lee Industrial Corp.                                      34,000   48,487       0.0%
    Walsin Lihwa Corp.                                           517,000  180,868       0.1%
    Wan Hai Lines, Ltd.                                          104,000   51,171       0.0%
    Weikeng Industrial Co., Ltd.                                  65,254   35,853       0.0%
    Well Shin Technology Co., Ltd.                                18,000   26,759       0.0%
    Winbond Electronics Corp.                                    418,000  131,244       0.1%
    Wisdom Marine Lines Co., Ltd.                                 42,485   38,469       0.0%
    Wistron Corp.                                                372,828  280,923       0.1%
    WT Microelectronics Co., Ltd.                                 57,750   81,785       0.1%
    WUS Printed Circuit Co., Ltd.                                 34,000   18,945       0.0%
    Yageo Corp.                                                   44,825   90,212       0.1%
*   Yang Ming Marine Transport Corp.                             215,000   47,707       0.0%
    YC Co., Ltd.                                                  65,664   24,955       0.0%
    YC INOX Co., Ltd.                                             50,600   36,737       0.0%
    Yeong Guan Energy Technology Group Co., Ltd.                   5,000   19,646       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
TAIWAN -- (Continued)
    YFY, Inc.                                                      180,000 $    53,007       0.0%
*   Yieh Phui Enterprise Co., Ltd.                                 105,000      40,564       0.0%
    Youngtek Electronics Corp.                                      15,000      21,600       0.0%
    Yulon Motor Co., Ltd.                                          126,000     110,250       0.1%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                 6,000      14,773       0.0%
    Yungshin Construction & Development Co., Ltd.                   24,000      18,226       0.0%
    Yungtay Engineering Co., Ltd.                                   27,000      38,061       0.0%
    Zenitron Corp.                                                  27,000      14,534       0.0%
    Zhen Ding Technology Holding, Ltd.                              53,000     120,569       0.1%
    Zig Sheng Industrial Co., Ltd.                                  79,000      20,192       0.0%
    Zinwell Corp.                                                   41,000      46,695       0.0%
    ZongTai Real Estate Development Co., Ltd.                       27,000      15,101       0.0%
                                                                           -----------       ---
TOTAL TAIWAN                                                                12,698,779       4.5%
                                                                           -----------       ---
THAILAND -- (0.8%)
    AEON Thana Sinsap Thailand PCL                                  10,700      29,962       0.0%
    Amata Corp. PCL                                                 60,100      19,920       0.0%
    Ananda Development PCL                                         240,300      33,919       0.0%
    AP Thailand PCL                                                157,400      31,932       0.0%
*   Asia Aviation PCL                                              203,200      40,933       0.0%
    Bangchak Petroleum PCL (The)                                    78,200      67,592       0.1%
    Bangkok Insurance PCL                                            1,100      10,718       0.0%
    Bangkok Land PCL                                             1,034,100      46,686       0.0%
    Banpu PCL                                                      176,400      92,239       0.1%
    Cal-Comp Electronics Thailand PCL Class F                      206,300      14,855       0.0%
    COL PCL                                                         23,200      21,213       0.0%
*   Country Group Development PCL                                  668,500      19,483       0.0%
    Dhipaya Insurance PCL                                           27,900      33,482       0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                      105,500      35,270       0.0%
    Erawan Group PCL (The)                                         162,400      20,882       0.0%
*   Esso Thailand PCL                                              180,800      52,177       0.0%
    GFPT PCL                                                        47,700      20,717       0.0%
    Golden Land Property Development PCL                            63,800      10,664       0.0%
    Grand Canal Land PCL                                           244,600      17,333       0.0%
    Hana Microelectronics PCL                                       47,600      43,523       0.0%
    Ichitan Group PCL                                               48,900      15,370       0.0%
    Inter Far East Energy Corp. Class F                            123,100      15,195       0.0%
    IRPC PCL                                                       910,800     124,398       0.1%
*   Italian-Thai Development PCL                                   294,400      41,724       0.0%
    Jasmine International PCL                                      274,500      65,493       0.1%
    Kang Yong Electric PCL                                           2,700      25,690       0.0%
    KGI Securities Thailand PCL                                    247,300      25,297       0.0%
    Khon Kaen Sugar Industry PCL                                   272,360      30,351       0.0%
    Kiatnakin Bank PCL                                              47,900      80,067       0.1%
    LH Financial Group PCL                                         871,100      42,314       0.0%
    Loxley PCL                                                     254,800      22,570       0.0%
    LPN Development PCL                                             76,400      24,886       0.0%
    Maybank Kim Eng Securities Thailand PCL                         39,000      24,516       0.0%
    MBK PCL                                                        102,100      42,885       0.0%
    MCOT PCL                                                        59,100      20,433       0.0%
    Platinum Group PCL (The) Class F                                64,800      12,220       0.0%
*   Polyplex Thailand PCL                                           50,500      16,883       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
THAILAND -- (Continued)
*   Precious Shipping PCL                                          126,000 $   21,782       0.0%
    Property Perfect PCL                                           616,300     17,610       0.0%
    Pruksa Real Estate PCL                                          94,300     62,242       0.0%
    Quality Houses PCL                                             521,100     37,224       0.0%
    Rojana Industrial Park PCL                                     220,300     29,333       0.0%
    Samart Corp. PCL                                                27,200     10,959       0.0%
    Sansiri PCL                                                    648,800     30,774       0.0%
    SC Asset Corp PCL                                              135,400     13,386       0.0%
    Siam Future Development PCL                                    149,500     25,844       0.0%
    Siam Global House PCL                                           55,155     24,270       0.0%
    Siamgas & Petrochemicals PCL                                    83,800     27,776       0.0%
    SPCG PCL                                                        16,900      9,851       0.0%
    Sri Trang Agro-Industry PCL                                     42,100     16,240       0.0%
    STP & I PCL                                                    118,800     31,060       0.0%
    Supalai PCL                                                     87,100     60,725       0.0%
    SVI PCL                                                        183,400     24,630       0.0%
*   Thai Airways International PCL                                  86,900     69,525       0.1%
    Thai Vegetable Oil PCL                                          25,000     23,930       0.0%
    Thaicom PCL                                                     44,300     26,329       0.0%
    Thanachart Capital PCL                                          68,400     77,200       0.1%
    Thoresen Thai Agencies PCL                                      70,000     18,201       0.0%
    TICON Industrial Connection PCL Class F                         65,200     27,572       0.0%
    Tisco Financial Group PCL                                       29,200     43,177       0.0%
    TMB Bank PCL                                                 1,913,700    114,830       0.1%
    Total Access Communication PCL                                  39,600     35,360       0.0%
    TPI Polene PCL                                                 871,900     54,809       0.0%
    TTCL PCL                                                        28,100     17,825       0.0%
    Univentures PCL                                                 68,700     11,385       0.0%
    Vanachai Group PCL                                              36,500     15,644       0.0%
                                                                           ----------       ---
TOTAL THAILAND                                                              2,273,285       0.8%
                                                                           ----------       ---
TURKEY -- (0.4%)
    Adana Cimento Sanayii TAS Class A                               12,222     24,622       0.0%
*   Akenerji Elektrik Uretim A.S.                                   17,655      5,485       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                  6,321     17,804       0.0%
    Alarko Holding A.S.                                             14,326     17,969       0.0%
    Albaraka Turk Katilim Bankasi A.S.                              23,952      9,604       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                             27,542     15,316       0.0%
*   Anadolu Cam Sanayii A.S.                                        15,978     11,578       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                        5,521     11,533       0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                   9,716     26,495       0.0%
*   Dogan Sirketler Grubu Holding A.S.                             109,532     28,261       0.0%
    Global Yatirim Holding A.S.                                     33,516     17,240       0.0%
    Is Finansal Kiralama A.S.                                        3,365      1,198       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A     21,687      9,755       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D     90,676     36,972       0.0%
*   Koza Altin Isletmeleri A.S.                                      3,281     18,690       0.0%
*   NET Holding A.S.                                                48,470     48,407       0.0%
    Nuh Cimento Sanayi A.S.                                          4,812     14,490       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                 1,203      5,992       0.0%
*   Sekerbank TAS                                                   54,688     20,683       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                       13,654     13,869       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
TURKEY -- (Continued)
    Soda Sanayii A.S.                                             14,804 $   20,568       0.0%
    Tat Gida Sanayi A.S.                                           9,530     17,576       0.0%
    Tekfen Holding A.S.                                           14,994     38,044       0.0%
    Trakya Cam Sanayii A.S.                                       45,376     37,398       0.0%
*   Turk Hava Yollari AO                                          51,652     90,866       0.1%
    Turkiye Halk Bankasi A.S.                                     47,349    144,002       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                          114,145     50,594       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                          93,235     98,082       0.1%
    Turkiye Vakiflar Bankasi TAO Class D                         106,219    157,437       0.1%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      12,862     27,332       0.0%
                                                                         ----------       ---
TOTAL TURKEY                                                              1,037,862       0.4%
                                                                         ----------       ---
UNITED KINGDOM -- (10.4%)
    Aberdeen Asset Management P.L.C.                             108,193    423,211       0.2%
    Acacia Mining P.L.C.                                          22,539    143,101       0.1%
    Acal P.L.C.                                                    7,270     20,525       0.0%
    Aggreko P.L.C.                                                20,300    198,484       0.1%
*   Aldermore Group P.L.C.                                         5,059     10,686       0.0%
    Alumasc Group P.L.C. (The)                                     4,178      7,597       0.0%
    Amec Foster Wheeler P.L.C.                                    36,731    200,401       0.1%
    Anglo-Eastern Plantations P.L.C.                               2,841     19,141       0.0%
    Antofagasta P.L.C.                                            40,559    269,760       0.1%
    Arrow Global Group P.L.C.                                     13,041     47,743       0.0%
    Barratt Developments P.L.C.                                   95,492    529,544       0.2%
    BBA Aviation P.L.C.                                          126,184    398,996       0.1%
    Beazley P.L.C.                                                96,646    430,324       0.2%
    Bellway P.L.C.                                                25,648    742,208       0.3%
    Berkeley Group Holdings P.L.C.                                15,503    447,128       0.2%
    BGEO Group P.L.C.                                              3,659    132,204       0.1%
    Bodycote P.L.C.                                               37,611    272,581       0.1%
    Bovis Homes Group P.L.C.                                      29,331    271,568       0.1%
    Braemar Shipping Services P.L.C.                               2,091      8,062       0.0%
*   BTG P.L.C.                                                    43,951    353,673       0.1%
    Cambian Group P.L.C.                                          10,513     15,751       0.0%
    Cape P.L.C.                                                   14,072     35,801       0.0%
    Carillion P.L.C.                                              59,095    181,093       0.1%
*   Carpetright P.L.C.                                             3,125      7,509       0.0%
    Castings P.L.C.                                                4,281     22,661       0.0%
    Centamin P.L.C.                                              148,092    286,838       0.1%
*   Chemring Group P.L.C.                                         34,054     60,421       0.0%
    Chesnara P.L.C.                                               13,639     53,140       0.0%
    Cineworld Group P.L.C.                                        19,039    125,722       0.1%
*   Circassia Pharmaceuticals P.L.C.                              23,057     22,927       0.0%
    Clarkson P.L.C.                                                2,087     49,712       0.0%
    Close Brothers Group P.L.C.                                   12,409    201,366       0.1%
    Cobham P.L.C.                                                134,130    234,023       0.1%
    Coca-Cola HBC AG                                              24,514    529,010       0.2%
    Communisis P.L.C.                                             36,505     16,085       0.0%
    Computacenter P.L.C.                                           5,313     47,221       0.0%
    Consort Medical P.L.C.                                         6,354     88,840       0.0%
    Countrywide P.L.C.                                            20,149     44,213       0.0%
    Cranswick P.L.C.                                               4,603    119,312       0.1%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Crest Nicholson Holdings P.L.C.                               25,802 $  128,238       0.1%
    Debenhams P.L.C.                                             150,340     98,736       0.0%
*   Dialight P.L.C.                                                  572      4,894       0.0%
    Direct Line Insurance Group P.L.C.                           174,812    739,555       0.3%
    Dixons Carphone P.L.C.                                        90,740    348,858       0.1%
    Drax Group P.L.C.                                             54,206    210,028       0.1%
    E2V Technologies P.L.C.                                       17,785     47,088       0.0%
    easyJet P.L.C.                                                11,466    131,487       0.1%
    Electrocomponents P.L.C.                                      51,383    234,085       0.1%
    Elementis P.L.C.                                              56,384    164,443       0.1%
*   EnQuest P.L.C.(B635TG2)                                      119,746     39,478       0.0%
    EnQuest P.L.C.(BYM5538)                                       53,220      2,606       0.0%
*   Enterprise Inns P.L.C.                                        84,511     95,355       0.0%
    Entertainment One, Ltd.                                       36,169    102,815       0.0%
    Euromoney Institutional Investor P.L.C.                        2,937     37,443       0.0%
*   Evraz P.L.C.                                                  28,089     70,425       0.0%
    Fenner P.L.C.                                                 23,859     63,941       0.0%
*   Findel P.L.C.                                                  4,547     11,789       0.0%
*   Firstgroup P.L.C.                                            171,927    230,286       0.1%
*   Flybe Group P.L.C.                                            34,686     15,552       0.0%
    Foxtons Group P.L.C.                                          19,276     25,248       0.0%
    Fuller Smith & Turner P.L.C. Class A                           1,246     15,882       0.0%
    Galliford Try P.L.C.                                          10,364    155,368       0.1%
    GAME Digital P.L.C.                                            3,342      2,784       0.0%
    Gem Diamonds, Ltd.                                            15,931     22,649       0.0%
    Genus P.L.C.                                                   5,623    129,146       0.1%
    GKN P.L.C.                                                   201,823    787,073       0.3%
    Grafton Group P.L.C.                                          27,727    168,413       0.1%
    Greene King P.L.C.                                            51,273    458,660       0.2%
    Gulf Marine Services P.L.C.                                    6,992      3,869       0.0%
    GVC Holdings P.L.C.                                           11,184     95,280       0.0%
    Halfords Group P.L.C.                                         28,498    118,474       0.1%
    Headlam Group P.L.C.                                          10,353     62,425       0.0%
    Helical P.L.C.                                                18,458     59,742       0.0%
    Henderson Group P.L.C.                                        88,400    250,115       0.1%
    Henry Boot P.L.C.                                             14,040     33,656       0.0%
    Hiscox, Ltd.                                                  55,044    687,324       0.3%
    Hochschild Mining P.L.C.                                      28,313     92,295       0.0%
    Hunting P.L.C.                                                18,828    115,710       0.0%
    Huntsworth P.L.C.                                             22,598     11,502       0.0%
    ICAP P.L.C.                                                    7,328     43,451       0.0%
    Inchcape P.L.C.                                               64,830    515,445       0.2%
    Interserve P.L.C.                                             18,008     74,816       0.0%
    Investec P.L.C.                                               76,209    472,968       0.2%
    J Sainsbury P.L.C.                                           241,161    739,410       0.3%
    James Fisher & Sons P.L.C.                                     4,067     80,482       0.0%
    John Laing Group P.L.C.                                        7,061     23,364       0.0%
    John Wood Group P.L.C.                                        51,507    484,123       0.2%
    Johnson Matthey P.L.C.                                        24,288  1,012,409       0.4%
    JRP Group P.L.C.                                              45,140     66,768       0.0%
*   KAZ Minerals P.L.C.                                           18,655     65,161       0.0%
    Keller Group P.L.C.                                            9,482     78,932       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Kier Group P.L.C.                                             11,253 $187,132       0.1%
    Laird P.L.C.                                                  36,307   64,312       0.0%
*   Lamprell P.L.C.                                               24,473   21,991       0.0%
    Lancashire Holdings, Ltd.                                     26,479  225,794       0.1%
    Lavendon Group P.L.C.                                         20,023   30,330       0.0%
*   Lonmin P.L.C.                                                 32,045   74,717       0.0%
    Lookers P.L.C.                                                42,180   53,211       0.0%
    Low & Bonar P.L.C.                                            36,555   31,599       0.0%
    LSL Property Services P.L.C.                                   7,347   17,433       0.0%
    Man Group P.L.C.                                             213,692  325,781       0.1%
    Marks & Spencer Group P.L.C.                                 150,625  626,719       0.2%
    Marshalls P.L.C.                                               9,425   31,652       0.0%
    Marston's P.L.C.                                             109,485  179,078       0.1%
    McColl's Retail Group P.L.C.                                   9,774   20,395       0.0%
    Mears Group P.L.C.                                            12,858   70,946       0.0%
    Meggitt P.L.C.                                                82,927  441,168       0.2%
    Melrose Industries P.L.C.                                    214,656  442,985       0.2%
    Millennium & Copthorne Hotels P.L.C.                          34,874  191,230       0.1%
    Mitchells & Butlers P.L.C.                                    43,057  146,749       0.1%
    Mitie Group P.L.C.                                            46,993  120,769       0.1%
    MJ Gleeson P.L.C.                                              4,690   29,235       0.0%
    Morgan Sindall Group P.L.C.                                    4,777   42,088       0.0%
*   Mothercare P.L.C.                                              6,108    8,013       0.0%
    N Brown Group P.L.C.                                          20,340   47,494       0.0%
    National Express Group P.L.C.                                 54,562  245,109       0.1%
    Norcros P.L.C.                                                 7,952   14,454       0.0%
    Northgate P.L.C.                                              19,917  102,283       0.0%
    Novae Group P.L.C.                                             8,294   81,926       0.0%
    OneSavings Bank P.L.C.                                        11,258   39,898       0.0%
    Oxford Instruments P.L.C.                                      2,085   17,249       0.0%
*   Paysafe Group P.L.C.                                          33,062  174,753       0.1%
    Pendragon P.L.C.                                             139,154   51,097       0.0%
    Persimmon P.L.C.                                              29,335  607,230       0.2%
    Petra Diamonds, Ltd.                                          71,078  132,332       0.1%
*   Petropavlovsk P.L.C.                                         265,103   26,686       0.0%
    Pets at Home Group P.L.C.                                     35,557   92,911       0.0%
    Phoenix Group Holdings                                        26,423  236,045       0.1%
    Playtech P.L.C.                                                8,876  100,681       0.0%
    Polypipe Group P.L.C.                                         16,226   50,030       0.0%
    Porvair P.L.C.                                                 3,303   14,959       0.0%
*   Premier Foods P.L.C.                                         117,242   65,313       0.0%
*   Premier Oil P.L.C.                                            59,022   47,526       0.0%
*   Punch Taverns P.L.C.                                           5,741    7,473       0.0%
    PZ Cussons P.L.C.                                             30,359  124,280       0.1%
    Randgold Resources, Ltd.                                         923   81,968       0.0%
    Rank Group P.L.C.                                              8,249   19,486       0.0%
    Redrow P.L.C.                                                 43,436  201,755       0.1%
    Royal Mail P.L.C.                                            123,358  740,085       0.3%
    RPC Group P.L.C.                                              16,991  197,042       0.1%
    RPS Group P.L.C.                                              32,620   67,153       0.0%
    RSA Insurance Group P.L.C.                                    27,240  183,915       0.1%
    Saga P.L.C.                                                   17,630   42,763       0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Savills P.L.C.                                                13,592 $    115,294       0.0%
    SDL P.L.C.                                                     7,701       40,867       0.0%
    Senior P.L.C.                                                 53,127      113,218       0.0%
    Severfield P.L.C.                                             34,961       24,613       0.0%
    Shanks Group P.L.C.                                           48,149       52,877       0.0%
*   Shawbrook Group P.L.C.                                         3,827       10,529       0.0%
    SIG P.L.C.                                                   118,824      160,733       0.1%
    Smiths Group P.L.C.                                           49,987      866,184       0.3%
    Soco International P.L.C.                                     31,415       53,018       0.0%
    Spectris P.L.C.                                               14,943      374,151       0.1%
    Speedy Hire P.L.C.                                            62,152       28,979       0.0%
    Spire Healthcare Group P.L.C.                                 12,330       56,030       0.0%
    Spirent Communications P.L.C.                                 79,202       79,917       0.0%
*   Sports Direct International P.L.C.                            18,471       62,456       0.0%
    St. Ives P.L.C.                                               16,985       27,794       0.0%
    St. Modwen Properties P.L.C.                                  28,468       95,280       0.0%
    Standard Life P.L.C.                                          18,682       77,094       0.0%
    Stobart Group, Ltd.                                           18,826       37,324       0.0%
    Stock Spirits Group P.L.C.                                    10,200       19,735       0.0%
    Tate & Lyle P.L.C.                                            57,850      551,713       0.2%
    Taylor Wimpey P.L.C.                                           8,519       14,753       0.0%
    Travis Perkins P.L.C.                                         34,083      554,511       0.2%
    Trifast P.L.C.                                                11,900       25,385       0.0%
    Trinity Mirror P.L.C.                                         55,698       55,386       0.0%
    TT Electronics P.L.C.                                         23,618       39,968       0.0%
    Tullett Prebon P.L.C.                                         37,437      162,603       0.1%
*   Tullow Oil P.L.C.                                            119,137      384,661       0.1%
    Tyman P.L.C.                                                   8,046       23,950       0.0%
    U & I Group P.L.C.                                            17,523       33,762       0.0%
    UBM P.L.C.                                                    16,810      147,587       0.1%
    UDG Healthcare P.L.C.                                          1,791       14,313       0.0%
*   Vectura Group P.L.C.                                          68,551      113,488       0.0%
    Vedanta Resources P.L.C.                                      10,861       94,899       0.0%
    Vesuvius P.L.C.                                               44,673      199,397       0.1%
    Virgin Money Holdings UK P.L.C.                               22,330       89,898       0.0%
    Vitec Group P.L.C. (The)                                         329        2,512       0.0%
*   Volex P.L.C.                                                  13,872        6,609       0.0%
    Volution Group P.L.C.                                          4,529        9,263       0.0%
    Vp P.L.C.                                                      2,291       19,590       0.0%
    Weir Group P.L.C. (The)                                        3,194       66,348       0.0%
    William Hill P.L.C.                                           26,998       97,664       0.0%
    WM Morrison Supermarkets P.L.C.                              299,653      829,518       0.3%
    Xaar P.L.C.                                                    1,424        7,315       0.0%
                                                                         ------------      ----
TOTAL UNITED KINGDOM                                                       29,837,037      10.6%
                                                                         ------------      ----
UNITED STATES -- (0.0%)
*   Diebold, Inc.                                                    651       14,293       0.0%
*   Mylan NV                                                       1,422       51,903       0.0%
                                                                         ------------      ----
TOTAL UNITED STATES                                                            66,196       0.0%
                                                                         ------------      ----
TOTAL COMMON STOCKS                                                       277,276,804      98.6%
                                                                         ------------      ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
    Banco ABC Brasil SA                                           10,085 $   48,592       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B               33,300    141,880       0.1%
    Cia Brasileira de Distribuicao                                15,054    287,686       0.1%
    Cia Ferro Ligas da Bahia--FERBASA                              9,400     22,587       0.0%
    Gerdau SA                                                    129,200    446,048       0.2%
*   Marcopolo SA                                                  95,037     97,062       0.0%
*   Randon SA Implementos e Participacoes                         28,300     42,379       0.0%
    Suzano Papel e Celulose SA Class A                            33,100    116,763       0.1%
*   Usinas Siderurgicas de Minas Gerais SA Class A                71,000    100,316       0.0%
                                                                         ----------       ---
TOTAL BRAZIL                                                              1,303,313       0.5%
                                                                         ----------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                  13,197     30,737       0.0%
                                                                         ----------       ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                           21,980     17,545       0.0%
    Banco Davivienda SA                                            8,142     82,861       0.0%
    Grupo Argos SA                                                 4,813     29,453       0.0%
                                                                         ----------       ---
TOTAL COLOMBIA                                                              129,859       0.0%
                                                                         ----------       ---
GERMANY -- (0.2%)
    Biotest AG                                                     2,603     36,249       0.0%
    Draegerwerk AG & Co. KGaA                                      1,171     83,629       0.0%
    Jungheinrich AG                                                6,558    207,050       0.1%
    Sixt SE                                                        2,479    110,680       0.1%
    STO SE & Co. KGaA                                                275     32,961       0.0%
    Villeroy & Boch AG                                             1,092     16,812       0.0%
                                                                         ----------       ---
TOTAL GERMANY                                                               487,381       0.2%
                                                                         ----------       ---
SOUTH KOREA -- (0.0%)
*   Hanwha Corp.                                                   1,663     27,468       0.0%
                                                                         ----------       ---
TOTAL PREFERRED STOCKS                                                    1,978,758       0.7%
                                                                         ----------       ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   APN News & Media, Ltd. Rights 11/17/16                        11,074      2,359       0.0%
*   Interflex Co., Ltd. Rights 11/24/16                              438      1,435       0.0%
*   Tox Free Solutions, Ltd. Rights 11/18/16                       4,401         --       0.0%
                                                                         ----------       ---
TOTAL AUSTRALIA                                                               3,794       0.0%
                                                                         ----------       ---
HONG KONG -- (0.0%)
*   Cheuk Nang Holdings, Ltd. Warrants 04/24/17                      929        231       0.0%
                                                                         ----------       ---
INDIA -- (0.0%)
*   Karnataka Bank, Ltd. Rights 11/21/16                          10,316      8,078       0.0%
                                                                         ----------       ---
SOUTH KOREA -- (0.0%)
*   Asiana Airlines, Inc. Rights 11/03/16                          2,724         --       0.0%
                                                                         ----------       ---

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES    VALUE++    OF NET ASSETS**
                                                                  ------- ------------ ---------------
SPAIN -- (0.0%)
*    Papeles y Cartones de Europa SA Rights 11/14/16                7,933 $      1,620        0.0%
                                                                          ------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                              44,349       13,288        0.0%
                                                                          ------------      -----
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 12/30/16                                 5,382           --        0.0%
                                                                          ------------      -----
UNITED KINGDOM -- (0.0%)
*    Phoenix Group Holdings Rights 11/08/16                        15,413       41,882        0.1%
*    Shanks Group P.L.C. Rights 11/09/16                           18,056        6,962        0.0%
                                                                          ------------      -----
TOTAL UNITED KINGDOM                                                            48,844        0.1%
                                                                          ------------      -----
TOTAL RIGHTS/WARRANTS                                                           75,855        0.1%
                                                                          ------------      -----
TOTAL INVESTMENT SECURITIES                                                279,331,417
                                                                          ------------

                                                                            VALUE+
                                                                          ------------
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@ DFA Short Term Investment Fund                               617,478    7,145,456        2.5%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $272,647,227)                         $286,476,873      101.9%
                                                                          ============      =====

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ----------------------------------------------
                                             LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                           ------------ ------------ ------- ------------
Common Stocks
   Australia                                         -- $ 13,395,468   --    $ 13,395,468
   Austria                                           --    1,846,597   --       1,846,597
   Belgium                                           --    2,673,943   --       2,673,943
   Brazil                                  $  3,955,693           --   --       3,955,693
   Canada                                    18,533,056        2,744   --      18,535,800
   Chile                                        269,518      551,051   --         820,569
   China                                        272,255   18,719,738   --      18,991,993
   Colombia                                     188,478           --   --         188,478
   Denmark                                           --    3,887,867   --       3,887,867
   Finland                                           --    6,149,065   --       6,149,065
   France                                            --   11,338,079   --      11,338,079
   Germany                                       31,774   12,747,986   --      12,779,760
   Hong Kong                                     39,535    5,947,417   --       5,986,952
   India                                         28,376   11,669,391   --      11,697,767
   Indonesia                                         --    2,942,436   --       2,942,436
   Ireland                                           --    1,489,246   --       1,489,246
   Israel                                        20,588    1,506,525   --       1,527,113
   Italy                                             --    7,064,018   --       7,064,018
   Japan                                        159,283   50,579,409   --      50,738,692
   Malaysia                                          --    2,613,089   --       2,613,089
   Mexico                                     3,301,831           --   --       3,301,831
   Netherlands                                   55,536    2,798,552   --       2,854,088
   New Zealand                                       --    1,288,946   --       1,288,946
   Norway                                            --    2,227,940   --       2,227,940
   Philippines                                       --    1,004,770   --       1,004,770
   Poland                                            --      939,013   --         939,013
   Portugal                                          --      550,784   --         550,784
   Singapore                                     16,121    2,190,525   --       2,206,646
   South Africa                               1,273,262    4,476,430   --       5,749,692
   South Korea                                   15,289   14,031,293   --      14,046,582
   Spain                                             --    3,843,747   --       3,843,747
   Sweden                                            --    5,080,507   --       5,080,507
   Switzerland                                       --    9,646,474   --       9,646,474
   Taiwan                                            --   12,698,779   --      12,698,779
   Thailand                                   2,273,285           --   --       2,273,285
   Turkey                                            --    1,037,862   --       1,037,862
   United Kingdom                                    --   29,837,037   --      29,837,037
   United States                                     --       66,196   --          66,196
Preferred Stocks
   Brazil                                     1,303,313           --   --       1,303,313
   Chile                                             --       30,737   --          30,737
   Colombia                                     129,859           --   --         129,859
   Germany                                           --      487,381   --         487,381
   South Korea                                   27,468           --   --          27,468
Rights/Warrants
   Australia                                         --        3,794   --           3,794
   Hong Kong                                         --          231   --             231
   India                                             --        8,078   --           8,078
   South Korea                                       --           --   --              --
   Spain                                             --        1,620   --           1,620
   Sweden                                            --       13,288   --          13,288
   Thailand                                          --           --   --              --
   United Kingdom                                    --       48,844   --          48,844
Securities Lending Collateral              --              7,145,456   --       7,145,456
                                           ------------ ------------   --    ------------
TOTAL                                      $31,894,520  $254,582,353   --    $286,476,873
                                           ============ ============   ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (4.6%)
#*  Aconex, Ltd.                                                  24,981 $  105,571       0.0%
    Adelaide Brighton, Ltd.                                       91,396    371,332       0.0%
    AGL Energy, Ltd.                                              18,513    269,688       0.0%
#   Ainsworth Game Technology, Ltd.                               56,119     76,118       0.0%
    ALS, Ltd.                                                     96,809    457,426       0.0%
#   Altium, Ltd.                                                   7,142     42,516       0.0%
#   Alumina, Ltd.                                                579,155    696,073       0.1%
    Alumina, Ltd. Sponsored ADR                                   12,241     58,022       0.0%
    AMA Group, Ltd.                                               39,932     31,586       0.0%
    Amaysim Australia, Ltd.                                       14,754     24,192       0.0%
    Amcor, Ltd.                                                   45,792    511,115       0.0%
    Amcor, Ltd. Sponsored ADR                                        793     35,558       0.0%
    AMP, Ltd.                                                    452,607  1,569,512       0.1%
    Ansell, Ltd.                                                  32,566    536,526       0.1%
    AP Eagers, Ltd.                                                5,206     38,793       0.0%
    APA Group                                                     36,493    220,550       0.0%
#*  APN News & Media, Ltd.                                        82,299    167,391       0.0%
#   ARB Corp., Ltd.                                               10,383    134,472       0.0%
    Ardent Leisure Group                                          81,206    124,350       0.0%
    Aristocrat Leisure, Ltd.                                      44,632    519,643       0.1%
#*  Arrium, Ltd.                                                 483,517          3       0.0%
    Asaleo Care, Ltd.                                             32,072     35,535       0.0%
*   ASG Group, Ltd.                                               49,928     60,633       0.0%
    ASX, Ltd.                                                     19,257    688,844       0.1%
    AUB Group, Ltd.                                                7,596     57,234       0.0%
    Aurizon Holdings, Ltd.                                       278,994  1,033,649       0.1%
#*  Ausdrill, Ltd.                                               113,665    114,154       0.0%
    AusNet Services                                              175,302    199,679       0.0%
    Austal, Ltd.                                                  49,744     57,988       0.0%
    Australia & New Zealand Banking Group, Ltd.                  136,042  2,872,582       0.2%
#*  Australian Agricultural Co., Ltd.                             95,416    126,452       0.0%
    Australian Pharmaceutical Industries, Ltd.                    92,876    133,879       0.0%
    Automotive Holdings Group, Ltd.                               48,147    147,992       0.0%
    Aveo Group                                                    72,061    175,859       0.0%
*   AWE, Ltd.                                                    168,955     69,193       0.0%
    Bank of Queensland, Ltd.                                      83,277    660,811       0.1%
    Bapcor, Ltd.                                                  15,983     62,317       0.0%
    Beach Energy, Ltd.                                           438,041    238,433       0.0%
*   Beadell Resources, Ltd.                                       88,089     31,340       0.0%
    Bega Cheese, Ltd.                                             13,892     52,028       0.0%
#   Bellamy's Australia, Ltd.                                      8,960     77,373       0.0%
#   Bendigo & Adelaide Bank, Ltd.                                117,232    990,008       0.1%
    BHP Billiton, Ltd.                                           219,729  3,838,848       0.3%
    BHP Billiton, Ltd. Sponsored ADR                              13,830    484,327       0.0%
*   Billabong International, Ltd.                                 13,571     12,453       0.0%
#   Blackmores, Ltd.                                               1,662    141,324       0.0%
#   Blue Sky Alternative Investments, Ltd.                         7,292     40,311       0.0%
    BlueScope Steel, Ltd.                                        144,221    855,609       0.1%
    Boral, Ltd.                                                  158,732    758,387       0.1%
*   Bradken, Ltd.                                                 59,779    146,138       0.0%
    Brambles, Ltd.                                                66,643    583,479       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Breville Group, Ltd.                                          19,667 $  138,307       0.0%
    Brickworks, Ltd.                                              10,108    103,586       0.0%
    BT Investment Management, Ltd.                                12,084     84,704       0.0%
#   Cabcharge Australia, Ltd.                                     31,613     86,417       0.0%
    Caltex Australia, Ltd.                                        11,018    256,469       0.0%
#   Cardno, Ltd.                                                   7,089      4,978       0.0%
    carsales.com, Ltd.                                            26,044    210,780       0.0%
#   Cash Converters International, Ltd.                           48,880     11,898       0.0%
    Challenger, Ltd.                                             111,629    911,285       0.1%
    CIMIC Group, Ltd.                                             13,452    301,877       0.0%
    Cleanaway Waste Management, Ltd.                             344,175    303,038       0.0%
    Coca-Cola Amatil, Ltd.                                        47,422    343,562       0.0%
    Cochlear, Ltd.                                                 5,969    579,956       0.1%
#   Collection House, Ltd.                                        23,196     23,510       0.0%
    Collins Foods, Ltd.                                           31,521    115,166       0.0%
    Commonwealth Bank of Australia                                42,958  2,391,510       0.2%
    Computershare, Ltd.                                           32,253    258,356       0.0%
    Corporate Travel Management, Ltd.                              4,865     70,134       0.0%
#   Cover-More Group, Ltd.                                        16,571     17,922       0.0%
    Credit Corp. Group, Ltd.                                      12,422    167,159       0.0%
    Crown, Ltd.                                                   36,723    303,597       0.0%
    CSG, Ltd.                                                     23,804     23,163       0.0%
    CSL, Ltd.                                                      7,093    541,235       0.1%
    CSR, Ltd.                                                    125,833    349,401       0.0%
    Decmil Group, Ltd.                                             7,114      5,977       0.0%
    Domino's Pizza Enterprises, Ltd.                               7,052    343,545       0.0%
#*  Doray Minerals, Ltd.                                          87,153     35,175       0.0%
    Downer EDI, Ltd.                                             102,232    451,854       0.0%
#*  DSHE Holdings, Ltd.                                           41,623         --       0.0%
    DUET Group                                                   225,084    407,498       0.0%
    DuluxGroup, Ltd.                                              53,211    260,233       0.0%
    Eclipx Group, Ltd.                                            28,827     84,309       0.0%
#*  Elders, Ltd.                                                  15,177     44,769       0.0%
    Event Hospitality and Entertainment, Ltd.                     15,568    165,603       0.0%
    Evolution Mining, Ltd.                                       182,749    322,273       0.0%
    Fairfax Media, Ltd.                                          610,699    382,531       0.0%
#   FlexiGroup, Ltd.                                              90,375    154,333       0.0%
#   Flight Centre Travel Group, Ltd.                               8,041    206,600       0.0%
#   Fortescue Metals Group, Ltd.                                 376,432  1,579,744       0.1%
#   G8 Education, Ltd.                                            82,088    196,936       0.0%
#   GBST Holdings, Ltd.                                           13,341     38,676       0.0%
    Genworth Mortgage Insurance Australia, Ltd.                    9,286     21,584       0.0%
    GrainCorp, Ltd. Class A                                       44,859    286,053       0.0%
#   Greencross, Ltd.                                              12,962     68,696       0.0%
#   GUD Holdings, Ltd.                                             9,720     70,112       0.0%
    GWA Group, Ltd.                                               38,424     83,288       0.0%
#   Hansen Technologies, Ltd.                                     20,640     64,499       0.0%
#   Harvey Norman Holdings, Ltd.                                  96,563    369,794       0.0%
    Healthscope, Ltd.                                            232,095    389,335       0.0%
    HFA Holdings, Ltd.                                            20,518     35,687       0.0%
*   Hills, Ltd.                                                   10,276      4,992       0.0%
    Iluka Resources, Ltd.                                         76,502    335,394       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
#   IMF Bentham, Ltd.                                             48,015 $   66,972       0.0%
    Incitec Pivot, Ltd.                                          306,692    685,938       0.1%
#   Independence Group NL                                         82,699    269,284       0.0%
#*  Infigen Energy                                               213,352    162,997       0.0%
    Infomedia, Ltd.                                               47,235     27,276       0.0%
    Insurance Australia Group, Ltd.                               96,159    402,022       0.0%
#   InvoCare, Ltd.                                                14,889    147,732       0.0%
#   IOOF Holdings, Ltd.                                           49,196    306,257       0.0%
    IRESS, Ltd.                                                   20,157    173,577       0.0%
    iSelect, Ltd.                                                 40,661     56,264       0.0%
    iSentia Group, Ltd.                                           37,492    100,189       0.0%
    James Hardie Industries P.L.C.                                38,047    566,283       0.1%
    James Hardie Industries P.L.C. Sponsored ADR                   1,045     15,685       0.0%
#   Japara Healthcare, Ltd.                                       32,300     46,119       0.0%
    JB Hi-Fi, Ltd.                                                15,494    334,003       0.0%
*   Karoon Gas Australia, Ltd.                                    70,579    122,625       0.0%
    LendLease Group                                               83,397    854,311       0.1%
#*  Lynas Corp., Ltd.                                            686,156     29,147       0.0%
    MACA, Ltd.                                                    27,449     36,756       0.0%
    Macquarie Atlas Roads Group                                   37,230    133,370       0.0%
    Macquarie Group, Ltd.                                         36,962  2,234,330       0.2%
    Magellan Financial Group, Ltd.                                15,534    250,857       0.0%
    Mantra Group, Ltd.                                            14,705     36,715       0.0%
*   Mayne Pharma Group, Ltd.                                      84,436    105,077       0.0%
    McMillan Shakespeare, Ltd.                                    12,859    105,638       0.0%
    Medibank Pvt, Ltd.                                           238,202    466,666       0.0%
*   Medusa Mining, Ltd.                                           85,990     41,986       0.0%
#*  Mesoblast, Ltd.                                               69,850     64,958       0.0%
#*  Metals X, Ltd.                                                45,805     48,216       0.0%
#*  Metcash, Ltd.                                                263,311    397,380       0.0%
    Mineral Resources, Ltd.                                       38,034    334,600       0.0%
    Mirvac Group                                                 336,679    534,085       0.1%
#   MMA Offshore, Ltd.                                            61,531     14,259       0.0%
#   Monadelphous Group, Ltd.                                      25,487    180,109       0.0%
    Monash IVF Group, Ltd.                                        28,800     46,180       0.0%
    Mortgage Choice, Ltd.                                          8,277     14,090       0.0%
*   Mount Gibson Iron, Ltd.                                      299,373     74,356       0.0%
#   Myer Holdings, Ltd.                                          239,901    213,827       0.0%
    National Australia Bank, Ltd.                                167,814  3,562,260       0.2%
    Navitas, Ltd.                                                 42,942    170,764       0.0%
*   NetComm Wireless, Ltd.                                        19,594     33,732       0.0%
    New Hope Corp., Ltd.                                          31,164     44,483       0.0%
    Newcrest Mining, Ltd.                                         89,032  1,558,900       0.1%
    nib holdings, Ltd.                                            60,884    222,965       0.0%
    Nine Entertainment Co. Holdings, Ltd.                        105,075     68,543       0.0%
    Northern Star Resources, Ltd.                                 56,370    182,325       0.0%
*   NRW Holdings, Ltd.                                            31,557     12,825       0.0%
    Nufarm, Ltd.                                                  43,615    292,788       0.0%
#   OFX Group, Ltd.                                               28,073     33,047       0.0%
    Oil Search, Ltd.                                             106,057    531,623       0.1%
    Orica, Ltd.                                                   95,732  1,182,709       0.1%
    Origin Energy, Ltd.                                          118,999    479,635       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
#*  Orocobre, Ltd.                                                26,183 $   76,251       0.0%
    Orora, Ltd.                                                  239,915    528,671       0.1%
    OZ Minerals, Ltd.                                             71,955    367,643       0.0%
#   Pacific Current Group, Ltd.                                    2,940      8,271       0.0%
    Pact Group Holdings, Ltd.                                     19,451     96,962       0.0%
#*  Paladin Energy, Ltd.                                         442,639     47,062       0.0%
    Peet, Ltd.                                                   109,715     79,233       0.0%
    Perpetual, Ltd.                                                6,941    238,338       0.0%
#*  Perseus Mining, Ltd.                                         254,507    119,634       0.0%
#   Platinum Asset Management, Ltd.                               32,413    122,755       0.0%
    Premier Investments, Ltd.                                     21,429    230,610       0.0%
    Primary Health Care, Ltd.                                    127,098    370,463       0.0%
    Programmed Maintenance Services, Ltd.                         62,950     68,608       0.0%
    Qantas Airways, Ltd.                                         114,899    267,005       0.0%
    QBE Insurance Group, Ltd.                                     93,286    706,780       0.1%
#   Qube Holdings, Ltd.                                          149,042    252,312       0.0%
*   Ramelius Resources, Ltd.                                     196,520     73,073       0.0%
    Ramsay Health Care, Ltd.                                       5,423    301,979       0.0%
    RCR Tomlinson, Ltd.                                           34,883     70,574       0.0%
    REA Group, Ltd.                                                4,818    186,853       0.0%
    Reckon, Ltd.                                                  14,625     17,563       0.0%
    Regis Healthcare, Ltd.                                        16,450     49,188       0.0%
    Regis Resources, Ltd.                                         59,873    150,997       0.0%
    Reject Shop, Ltd. (The)                                        8,575     48,670       0.0%
#   Resolute Mining, Ltd.                                        288,895    341,257       0.0%
#   Retail Food Group, Ltd.                                       19,063     98,063       0.0%
    Rio Tinto, Ltd.                                               47,196  1,952,709       0.1%
    SAI Global, Ltd.                                              39,754    141,362       0.0%
    Sandfire Resources NL                                         44,603    175,939       0.0%
    Santos, Ltd.                                                 275,861    738,135       0.1%
*   Saracen Mineral Holdings, Ltd.                               243,483    210,385       0.0%
    Seek, Ltd.                                                    44,731    496,796       0.0%
    Select Harvests, Ltd.                                         18,681     86,820       0.0%
#*  Senex Energy, Ltd.                                           235,975     45,199       0.0%
    Servcorp, Ltd.                                                 7,578     45,716       0.0%
    Service Stream, Ltd.                                          23,092     19,109       0.0%
#   Seven Group Holdings, Ltd.                                    30,072    207,273       0.0%
    Seven West Media, Ltd.                                       257,235    132,553       0.0%
    Sigma Pharmaceuticals, Ltd.                                  202,673    204,536       0.0%
*   Silver Lake Resources, Ltd.                                  205,129    100,547       0.0%
#   Sims Metal Management, Ltd.                                   45,105    343,128       0.0%
    Sirtex Medical, Ltd.                                           7,727    163,554       0.0%
#   Slater & Gordon, Ltd.                                         45,213     12,503       0.0%
    SMS Management & Technology, Ltd.                             10,362     12,007       0.0%
    Sonic Healthcare, Ltd.                                        32,341    502,981       0.0%
    South32, Ltd.                                                310,013    604,997       0.1%
    South32, Ltd. ADR                                             12,570    120,986       0.0%
#   Southern Cross Media Group, Ltd.                             180,976    197,564       0.0%
    Spark Infrastructure Group                                   247,683    417,561       0.0%
    SpeedCast International, Ltd.                                 10,807     32,787       0.0%
    Spotless Group Holdings, Ltd.                                223,261    169,365       0.0%
#*  St Barbara, Ltd.                                              90,211    184,122       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Star Entertainment Grp, Ltd. (The)                           111,424 $   421,622       0.0%
    Steadfast Group, Ltd.                                        126,652     205,655       0.0%
    Suncorp Group, Ltd.                                           87,478     793,959       0.1%
*   Sundance Energy Australia, Ltd.                              370,784      48,800       0.0%
    Super Retail Group, Ltd.                                      40,724     302,751       0.0%
    Sydney Airport                                                41,112     195,438       0.0%
    Tabcorp Holdings, Ltd.                                       189,351     695,673       0.1%
    Tassal Group, Ltd.                                            32,567      95,214       0.0%
    Tatts Group, Ltd.                                            211,298     651,338       0.1%
#   Technology One, Ltd.                                          32,716     139,716       0.0%
    Telstra Corp., Ltd.                                           76,579     289,617       0.0%
    Telstra Corp., Ltd. ADR                                          939      17,813       0.0%
*   Ten Network Holdings, Ltd.                                    12,772      10,034       0.0%
#   TFS Corp., Ltd.                                               95,042     101,179       0.0%
    Thorn Group, Ltd.                                             46,238      60,590       0.0%
    Tox Free Solutions, Ltd.                                      44,140      78,839       0.0%
#   TPG Telecom, Ltd.                                             23,405     134,206       0.0%
    Transurban Group                                              47,455     374,445       0.0%
    Treasury Wine Estates, Ltd.                                  142,950   1,165,381       0.1%
*   Troy Resources, Ltd.                                          92,972      25,269       0.0%
*   UGL, Ltd.                                                     57,484     140,328       0.0%
    Village Roadshow, Ltd.                                         7,257      28,057       0.0%
*   Virgin Australia Holdings, Ltd.                               88,827      15,859       0.0%
    Virtus Health, Ltd.                                           18,683      98,872       0.0%
    Vita Group, Ltd.                                              14,846      46,139       0.0%
    Vocus Communications, Ltd.                                    89,250     386,949       0.0%
    Webjet, Ltd.                                                  11,211      93,131       0.0%
    Wesfarmers, Ltd.                                              31,563     982,853       0.1%
#*  Western Areas, Ltd.                                           39,471      74,032       0.0%
    Westpac Banking Corp.                                        198,957   4,600,868       0.3%
    Westpac Banking Corp. Sponsored ADR                            6,839     158,665       0.0%
#*  Whitehaven Coal, Ltd.                                        138,464     318,430       0.0%
    Woodside Petroleum, Ltd.                                      59,391   1,271,323       0.1%
    Woolworths, Ltd.                                              29,441     528,354       0.1%
#*  WorleyParsons, Ltd.                                           55,248     353,088       0.0%
    WPP AUNZ, Ltd.                                                90,567      56,062       0.0%
                                                                         -----------       ---
TOTAL AUSTRALIA                                                           80,019,529       4.8%
                                                                         -----------       ---
AUSTRIA -- (0.4%)
    ANDRITZ AG                                                     9,020     471,614       0.0%
    Atrium European Real Estate, Ltd.                             27,321     116,867       0.0%
    Austria Technologie & Systemtechnik AG                         7,500      83,026       0.0%
    BUWOG AG                                                      12,085     292,092       0.0%
    CA Immobilien Anlagen AG                                      12,126     220,013       0.0%
    Conwert Immobilien Invest SE                                  14,730     261,299       0.0%
#   DO & CO AG                                                       822      63,692       0.0%
    Erste Group Bank AG                                           21,609     677,632       0.1%
    EVN AG                                                         5,678      66,397       0.0%
    IMMOFINANZ AG                                                134,526     289,523       0.0%
    Lenzing AG                                                     1,417     184,677       0.0%
    Mayr Melnhof Karton AG                                         1,829     202,587       0.0%
    Oesterreichische Post AG                                       3,085     106,440       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
AUSTRIA -- (Continued)
    OMV AG                                                       46,516 $1,451,746       0.1%
    POLYTEC Holding AG                                            2,402     20,776       0.0%
    Porr Ag                                                         856     30,766       0.0%
*   Raiffeisen Bank International AG                             31,086    509,104       0.1%
    RHI AG                                                        5,914    148,845       0.0%
    S IMMO AG                                                    12,329    132,303       0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                     1,795    127,181       0.0%
    Semperit AG Holding                                           1,666     45,177       0.0%
    Strabag SE                                                    2,626     88,137       0.0%
    Telekom Austria AG                                           29,554    169,743       0.0%
    UNIQA Insurance Group AG                                     31,796    204,806       0.0%
    Verbund AG                                                   13,454    224,380       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe          3,624     71,421       0.0%
    Voestalpine AG                                               24,110    854,122       0.1%
    Wienerberger AG                                              32,519    519,673       0.1%
    Zumtobel Group AG                                             2,626     46,064       0.0%
                                                                        ----------       ---
TOTAL AUSTRIA                                                            7,680,103       0.5%
                                                                        ----------       ---
BELGIUM -- (1.1%)
#*  Ablynx NV                                                     3,535     34,905       0.0%
    Ackermans & van Haaren NV                                     6,095    845,986       0.1%
    Ageas                                                        34,850  1,273,189       0.1%
*   AGFA-Gevaert NV                                              65,370    271,684       0.0%
    Anheuser-Busch InBev NV Sponsored ADR                         3,085    356,287       0.0%
    Anheuser-Busch InBev SA                                      39,170  4,495,533       0.3%
    Atenor                                                           81      4,107       0.0%
    Banque Nationale de Belgique                                     13     40,245       0.0%
    Barco NV                                                      3,211    252,542       0.0%
    Bekaert SA                                                   10,006    444,829       0.0%
    bpost SA                                                     20,204    537,517       0.0%
#*  Celyad SA                                                     1,213     20,749       0.0%
    Cie d'Entreprises CFE                                         2,251    248,122       0.0%
    Colruyt SA                                                   16,804    903,181       0.1%
    D'ieteren SA                                                  7,036    310,178       0.0%
    Econocom Group SA                                            19,795    294,357       0.0%
    Elia System Operator SA                                       4,343    224,754       0.0%
    Euronav NV                                                   30,070    235,263       0.0%
    EVS Broadcast Equipment SA                                    2,800     98,018       0.0%
    Exmar NV                                                      5,340     38,157       0.0%
#*  Fagron                                                        8,168     80,310       0.0%
*   Galapagos NV                                                  6,439    391,779       0.0%
    Gimv NV                                                       1,484     79,869       0.0%
    Ion Beam Applications                                         2,150    102,106       0.0%
*   KBC Group NV                                                 17,257  1,052,005       0.1%
    Kinepolis Group NV                                            2,428    109,250       0.0%
#   Lotus Bakeries                                                   21     57,698       0.0%
*   MDxHealth                                                     5,842     30,007       0.0%
    Melexis NV                                                    2,179    142,662       0.0%
#*  Nyrstar NV                                                   22,544    115,755       0.0%
    Ontex Group NV                                               18,860    570,482       0.0%
*   Orange Belgium SA                                             8,768    197,477       0.0%
    Proximus SADP                                                23,040    659,462       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
BELGIUM -- (Continued)
    Recticel SA                                                   10,158 $    66,384       0.0%
    Resilux                                                          114      18,980       0.0%
    Sioen Industries NV                                              538      16,040       0.0%
    Sipef SA                                                         351      20,130       0.0%
    Solvay SA                                                      8,280     949,827       0.1%
*   Telenet Group Holding NV                                       4,581     245,273       0.0%
*   Tessenderlo Chemie NV                                          6,917     230,929       0.0%
*   ThromboGenics NV                                               8,399      26,083       0.0%
    UCB SA                                                        14,351     971,155       0.1%
    Umicore SA                                                    23,463   1,426,130       0.1%
    Van de Velde NV                                                  842      59,304       0.0%
*   Viohalco SA                                                    4,480       6,582       0.0%
                                                                         -----------       ---
TOTAL BELGIUM                                                             18,555,282       1.1%
                                                                         -----------       ---
BRAZIL -- (1.5%)
    AES Tiete Energia SA(BZ8W2L7)                                 36,581     189,552       0.0%
    AES Tiete Energia SA(BZ8W2J5)                                     13          14       0.0%
    Aliansce Shopping Centers SA(B23FNB7)                         20,400     107,241       0.0%
*   Aliansce Shopping Centers SA(BDCWJC9)                          5,165      27,427       0.0%
    Alupar Investimento SA                                        13,938      81,130       0.0%
    AMBEV SA ADR                                                  79,200     467,280       0.1%
    Arezzo Industria e Comercio SA                                 9,000      83,374       0.0%
*   B2W Cia Digital                                               32,290     158,618       0.0%
    Banco Bradesco SA                                             36,650     364,318       0.0%
    Banco do Brasil SA                                            77,050     707,016       0.1%
    Banco Santander Brasil SA                                     25,400     209,279       0.0%
    BB Seguridade Participacoes SA                                30,000     302,068       0.0%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros      335,382   1,975,307       0.1%
*   BR Malls Participacoes SA                                     90,350     361,740       0.0%
*   Brasil Brokers Participacoes SA                               21,900      12,350       0.0%
#   Braskem SA Sponsored ADR                                       3,700      65,675       0.0%
    BRF SA                                                        24,761     414,235       0.0%
    BRF SA ADR                                                    10,100     168,872       0.0%
    BTG Pactual Group                                             18,380      93,630       0.0%
    CCR SA                                                       128,100     696,283       0.1%
*   Centrais Eletricas Brasileiras SA                             60,600     449,944       0.0%
    CETIP SA - Mercados Organizados                               48,400     680,360       0.1%
    Cia Brasileira de Distribuicao ADR                             1,600      30,480       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo               16,700     176,313       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR            6,900      72,588       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                      13,134     137,101       0.0%
    Cia Energetica de Minas Gerais                                 4,900      14,890       0.0%
    Cia Energetica de Minas Gerais Sponsored ADR                   8,800      26,576       0.0%
    Cia Hering                                                    47,000     285,063       0.0%
    Cia Paranaense de Energia                                      2,400      17,782       0.0%
    Cia Paranaense de Energia Sponsored ADR                        2,400      27,384       0.0%
*   Cia Siderurgica Nacional SA                                  180,473     607,231       0.1%
*   Cia Siderurgica Nacional SA Sponsored ADR                     28,200      95,034       0.0%
    Cielo SA                                                      20,880     211,940       0.0%
    Cosan SA Industria e Comercio                                 32,300     434,309       0.0%
    CPFL Energia SA                                               12,164      92,297       0.0%
    CPFL Energia SA ADR                                            1,903      28,926       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
BRAZIL -- (Continued)
    CVC Brasil Operadora e Agencia de Viagens SA                  11,400 $   87,500       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       73,339    246,991       0.0%
    Direcional Engenharia SA                                      40,100     69,346       0.0%
    Duratex SA                                                   102,483    276,755       0.0%
*   EcoRodovias Infraestrutura e Logistica SA                     50,055    148,503       0.0%
    EDP - Energias do Brasil SA                                   62,388    300,017       0.0%
    Embraer SA                                                    85,267    458,123       0.1%
    Embraer SA ADR                                                 6,200    132,618       0.0%
    Engie Brasil Energia SA                                       13,926    176,911       0.0%
    Equatorial Energia SA                                         26,650    475,392       0.1%
    Estacio Participacoes SA                                      79,102    458,702       0.1%
    Even Construtora e Incorporadora SA                           75,100    104,462       0.0%
    Ez Tec Empreendimentos e Participacoes SA                     16,283     84,323       0.0%
    Fibria Celulose SA                                            12,495     99,976       0.0%
    Fibria Celulose SA Sponsored ADR                               9,400     75,012       0.0%
    Fleury SA                                                     11,900    157,511       0.0%
    GAEC Educacao SA                                               5,400     22,838       0.0%
    Gafisa SA                                                     74,100     57,107       0.0%
    Gafisa SA ADR                                                 11,600     18,096       0.0%
    Gerdau SA                                                     38,100     96,682       0.0%
    Gerdau SA Sponsored ADR                                       32,200    110,446       0.0%
    Grendene SA                                                   27,917    171,595       0.0%
    Guararapes Confeccoes SA                                       2,600     53,776       0.0%
    Helbor Empreendimentos SA(B28RS68)                            14,400      9,158       0.0%
*   Helbor Empreendimentos SA(BD87RD5)                             3,897      2,429       0.0%
    Hypermarcas SA                                                40,600    340,368       0.0%
    Iguatemi Empresa de Shopping Centers SA                       15,745    148,719       0.0%
*   International Meal Co. Alimentacao SA                         24,700     45,577       0.0%
    Iochpe Maxion SA                                              24,800    125,865       0.0%
    Itau Unibanco Holding SA                                      20,570    214,851       0.0%
    JBS SA                                                       131,647    400,467       0.0%
    JSL SA                                                         7,500     27,491       0.0%
    Kepler Weber SA                                                5,100     30,117       0.0%
    Klabin SA                                                     29,700    153,059       0.0%
    Kroton Educacional SA                                        249,153  1,241,082       0.1%
    Light SA                                                      22,600    124,257       0.0%
    Linx SA                                                       12,000     71,429       0.0%
    Localiza Rent a Car SA                                        37,836    469,750       0.1%
    Lojas Americanas SA                                           18,720     91,841       0.0%
    Lojas Renner SA                                              112,400    950,752       0.1%
*   LPS Brasil Consultoria de Imoveis SA                           9,200     11,385       0.0%
    M Dias Branco SA                                               7,449    318,099       0.0%
    Mahle-Metal Leve SA                                           10,387     72,013       0.0%
*   Marfrig Global Foods SA                                       73,600    131,198       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                  32,500     50,807       0.0%
*   Minerva SA                                                    23,100     73,164       0.0%
    MRV Engenharia e Participacoes SA                             88,300    341,914       0.0%
    Multiplan Empreendimentos Imobiliarios SA                     12,000    241,165       0.0%
    Multiplus SA                                                   7,000     94,912       0.0%
    Natura Cosmeticos SA                                          31,300    300,645       0.0%
    Odontoprev SA                                                 34,974    131,481       0.0%
    Paranapanema SA                                               31,700     17,081       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA                                       210,099 $ 1,226,894       0.1%
*   Petroleo Brasileiro SA Sponsored ADR                          31,500     367,605       0.0%
    Porto Seguro SA                                               33,100     313,890       0.0%
    Portobello SA                                                 13,500      10,785       0.0%
    QGEP Participacoes SA                                         33,000      57,068       0.0%
    Qualicorp SA                                                  59,881     385,324       0.0%
    Raia Drogasil SA                                              28,000     621,579       0.1%
*   Restoque Comercio e Confeccoes de Roupas SA                    8,124       9,900       0.0%
*   Rumo Logistica Operadora Multimodal SA                        34,346      76,827       0.0%
    Santos Brasil Participacoes SA                                45,000      42,575       0.0%
    Sao Martinho SA                                               13,900     276,824       0.0%
    Ser Educacional SA                                             6,300      40,796       0.0%
    SLC Agricola SA                                               17,900      88,659       0.0%
    Smiles SA                                                      5,700     104,036       0.0%
    Sul America SA                                                68,500     413,532       0.0%
    Tecnisa SA                                                    30,591      23,672       0.0%
    Telefonica Brasil SA ADR                                       3,300      47,520       0.0%
    Tim Participacoes SA                                          68,221     189,360       0.0%
    Tim Participacoes SA ADR                                       2,300      31,855       0.0%
    Totvs SA                                                      28,763     260,956       0.0%
    Transmissora Alianca de Energia Eletrica SA                   43,143     280,457       0.0%
    Ultrapar Participacoes SA                                     23,400     530,239       0.1%
    Ultrapar Participacoes SA Sponsored ADR                          600      13,560       0.0%
*   Usinas Siderurgicas de Minas Gerais SA                         8,700      24,039       0.0%
    Vale SA                                                       69,783     482,709       0.1%
    Vale SA Sponsored ADR                                         10,757      74,438       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                22,743     213,109       0.0%
    Via Varejo SA                                                 50,400     144,474       0.0%
    WEG SA                                                        36,300     200,150       0.0%
                                                                         -----------       ---
TOTAL BRAZIL                                                              26,540,217       1.6%
                                                                         -----------       ---
CANADA -- (6.1%)
    Absolute Software Corp.                                        6,873      32,641       0.0%
    Acadian Timber Corp.                                           2,233      29,034       0.0%
*   Advantage Oil & Gas, Ltd.                                     57,429     387,484       0.0%
    Aecon Group, Inc.                                             17,632     227,942       0.0%
*   Africa Oil Corp.                                              10,900      15,603       0.0%
    Ag Growth International, Inc.                                  1,400      48,671       0.0%
    AGF Management, Ltd. Class B                                  26,900     102,482       0.0%
    Agnico Eagle Mines, Ltd.(008474108)                           21,851   1,110,031       0.1%
    Agnico Eagle Mines, Ltd.(2009823)                              3,800     192,989       0.0%
    Agrium, Inc.(008916108)                                        4,605     422,831       0.0%
    Agrium, Inc.(2213538)                                          2,400     220,318       0.0%
    AGT Food & Ingredients, Inc.                                   5,300     150,706       0.0%
    Aimia, Inc.                                                   54,178     292,843       0.0%
*   Air Canada                                                     9,314      87,842       0.0%
    AirBoss of America Corp.                                       5,883      55,747       0.0%
*   Alacer Gold Corp.                                             74,203     149,922       0.0%
    Alamos Gold, Inc. Class A(011532108)                           3,100      24,335       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                            70,704     554,543       0.1%
#   Alaris Royalty Corp.                                           7,431     109,196       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Algonquin Power & Utilities Corp.                             46,200 $  408,164       0.0%
    Alimentation Couche-Tard, Inc. Class B                         8,739    439,002       0.1%
    AltaGas, Ltd.                                                 23,034    569,968       0.1%
*   Alterra Power Corp.                                            2,000      8,022       0.0%
#   Altius Minerals Corp.                                         12,200    101,144       0.0%
    Altus Group, Ltd.                                              6,200    133,726       0.0%
*   Amaya, Inc.(02314M108)                                        16,194    217,809       0.0%
*   Amaya, Inc.(BT8J595)                                             800     10,712       0.0%
    Andrew Peller, Ltd. Class A                                    6,600     54,815       0.0%
    ARC Resources, Ltd.                                           40,298    684,102       0.1%
*   Argonaut Gold, Inc.                                           54,154    109,414       0.0%
*   Asanko Gold, Inc.                                             42,200    155,737       0.0%
    Atco, Ltd. Class I                                             7,342    257,378       0.0%
#*  Athabasca Oil Corp.                                          130,880    122,947       0.0%
*   ATS Automation Tooling Systems, Inc.                          22,200    190,338       0.0%
*   AuRico Metals, Inc.(05157J108)                                 1,363      1,268       0.0%
*   AuRico Metals, Inc.(BYR52G5)                                  16,008     14,679       0.0%
    AutoCanada, Inc.                                               3,801     62,486       0.0%
#*  Avigilon Corp.                                                 8,900     56,401       0.0%
*   B2Gold Corp.                                                 214,219    619,675       0.1%
#   Badger Daylighting, Ltd.                                       7,700    166,365       0.0%
#*  Ballard Power Systems, Inc.                                    4,200      8,235       0.0%
    Bank of Montreal(063671101)                                   43,272  2,752,099       0.2%
    Bank of Montreal(2076009)                                      7,500    477,298       0.1%
    Bank of Nova Scotia (The)(064149107)                          50,621  2,721,385       0.2%
    Bank of Nova Scotia (The)(2076281)                             7,000    376,172       0.0%
    Barrick Gold Corp.(067901108)                                 17,900    314,861       0.0%
    Barrick Gold Corp.(2024644)                                   48,395    851,504       0.1%
*   Baytex Energy Corp.(07317Q105)                                18,982     73,081       0.0%
#*  Baytex Energy Corp.(B4VGVM3)                                  43,162    166,045       0.0%
    BCE, Inc.(05534B760)                                           1,597     72,568       0.0%
    BCE, Inc.(B188TH2)                                             1,600     72,694       0.0%
#*  Bellatrix Exploration, Ltd.                                   71,271     64,294       0.0%
*   Birchcliff Energy, Ltd.                                       26,627    169,533       0.0%
    Bird Construction, Inc.                                       12,599    103,324       0.0%
    Black Diamond Group, Ltd.                                      8,500     27,757       0.0%
*   BlackBerry, Ltd.(09228F103)                                    9,902     69,809       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                     86,314    609,404       0.1%
*   BlackPearl Resources, Inc.                                    13,000     14,344       0.0%
*   Bombardier, Inc. Class A                                       6,639      9,998       0.0%
#*  Bombardier, Inc. Class B                                     139,419    185,019       0.0%
    Bonavista Energy Corp.                                        49,604    161,981       0.0%
#   Bonterra Energy Corp.                                          8,357    157,258       0.0%
    Boralex, Inc. Class A                                          8,600    123,361       0.0%
    Brookfield Asset Management, Inc. Class A(112585104)           6,877    240,833       0.0%
    Brookfield Asset Management, Inc. Class A(2092599)             8,400    294,153       0.0%
*   BRP, Inc.                                                      6,418    124,073       0.0%
    CAE, Inc.(124765108)                                           3,197     44,886       0.0%
    CAE, Inc.(2162760)                                            34,044    478,185       0.1%
#   Calfrac Well Services, Ltd.                                   39,609     81,208       0.0%
#   Callidus Capital Corp.                                         9,577    121,239       0.0%
    Cameco Corp.(13321L108)                                       21,697    167,067       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Cameco Corp.(2166160)                                         39,367 $  303,184       0.0%
    Canaccord Genuity Group, Inc.                                 39,787    124,288       0.0%
*   Canacol Energy, Ltd.                                          30,820     95,128       0.0%
#   Canadian Energy Services & Technology Corp.                   22,400     88,344       0.0%
#   Canadian Imperial Bank of Commerce(136069101)                 17,619  1,320,720       0.1%
    Canadian Imperial Bank of Commerce(2170525)                    2,500    187,318       0.0%
    Canadian National Railway Co.(136375102)                      10,933    687,358       0.1%
    Canadian National Railway Co.(2180632)                         2,800    176,020       0.0%
    Canadian Natural Resources, Ltd.(136385101)                   74,149  2,351,265       0.2%
    Canadian Natural Resources, Ltd.(2171573)                     13,300    422,114       0.0%
    Canadian Pacific Railway, Ltd.(13645T100)                      1,597    228,307       0.0%
    Canadian Pacific Railway, Ltd.(2793115)                        1,000    142,951       0.0%
#   Canadian Tire Corp., Ltd. Class A                              7,600    738,752       0.1%
    Canadian Utilities, Ltd. Class A                               4,900    140,026       0.0%
#   Canadian Western Bank                                         24,263    460,369       0.1%
    Canam Group, Inc.                                             11,921     80,078       0.0%
    Canexus Corp.                                                 10,300     11,826       0.0%
*   Canfor Corp.                                                  22,000    244,062       0.0%
    Canfor Pulp Products, Inc.                                     7,290     55,111       0.0%
    CanWel Building Materials Group, Ltd.                          9,407     45,937       0.0%
    Canyon Services Group, Inc.                                   22,200     88,217       0.0%
    Capital Power Corp.                                           15,200    234,012       0.0%
*   Capstone Mining Corp.                                        121,117     73,142       0.0%
    Cascades, Inc.                                                19,653    185,350       0.0%
    CCL Industries, Inc. Class B                                   2,100    373,469       0.0%
#*  Celestica, Inc.(2263362)                                      22,340    264,323       0.0%
*   Celestica, Inc.(15101Q108)                                    10,045    119,033       0.0%
    Cenovus Energy, Inc.(15135U109)                               54,276    783,745       0.1%
    Cenovus Energy, Inc.(B57FG04)                                  4,300     62,033       0.0%
    Centerra Gold, Inc.                                           54,858    277,296       0.0%
#*  Cequence Energy, Ltd.                                         13,500      2,919       0.0%
    Cervus Equipment Corp.                                           700      7,019       0.0%
*   CGI Group, Inc. Class A(39945C109)                            10,868    515,904       0.1%
*   CGI Group, Inc. Class A(2159740)                               3,300    156,746       0.0%
*   China Gold International Resources Corp., Ltd.                70,760    183,587       0.0%
#   CI Financial Corp.                                             9,100    167,441       0.0%
    Cineplex, Inc.                                                 7,067    268,707       0.0%
    Clearwater Seafoods, Inc.                                      3,700     37,654       0.0%
    Cogeco Communications, Inc.                                    4,600    214,550       0.0%
    Cogeco, Inc.                                                   3,500    129,035       0.0%
    Colliers International Group, Inc.(194693107)                  4,081    142,019       0.0%
    Colliers International Group, Inc.(BYL7SB4)                      300     10,445       0.0%
    Computer Modelling Group, Ltd.                                16,100    119,073       0.0%
    Concordia International Corp.                                  3,384     11,539       0.0%
    Constellation Software, Inc.                                     600    281,078       0.0%
*   Continental Gold, Inc.                                        22,200     61,074       0.0%
#*  Copper Mountain Mining Corp.                                  11,200      3,591       0.0%
#   Corus Entertainment, Inc. Class B                             34,198    282,243       0.0%
    Cott Corp.(22163N106)                                         15,320    200,845       0.0%
    Cott Corp.(2228952)                                           22,331    292,852       0.0%
    Crescent Point Energy Corp.(22576C101)                        28,949    345,072       0.0%
    Crescent Point Energy Corp.(B67C8W8)                          17,993    214,231       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
*   Crew Energy, Inc.                                             47,600 $  233,866       0.0%
*   CRH Medical Corp.                                              9,725     47,128       0.0%
*   Delphi Energy Corp.                                           41,580     32,240       0.0%
#*  Denison Mines Corp.                                          193,074     77,731       0.0%
*   Descartes Systems Group, Inc. (The)(249906108)                   699     14,539       0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                   1,600     33,341       0.0%
*   Detour Gold Corp.                                             40,100    764,450       0.1%
    DH Corp.                                                      17,200    222,614       0.0%
    DHX Media, Ltd.(BRF12P5)                                      12,900     65,495       0.0%
    DHX Media, Ltd.(BRF12N3)                                       1,300      6,591       0.0%
    DirectCash Payments, Inc.                                      3,605     51,039       0.0%
    Dollarama, Inc.                                                5,500    410,993       0.0%
    Dominion Diamond Corp.(257287102)                             13,799    117,429       0.0%
    Dominion Diamond Corp.(B95LX89)                                6,700     56,945       0.0%
    Dorel Industries, Inc. Class B                                 9,512    241,470       0.0%
*   Dundee Precious Metals, Inc.                                  43,644     89,156       0.0%
*   ECN Capital Corp.                                             34,600     75,582       0.0%
*   Eldorado Gold Corp.(284902103)                                 5,700     18,012       0.0%
*   Eldorado Gold Corp.(2307873)                                 193,453    610,084       0.1%
    Element Fleet Management Corp.                                41,877    408,061       0.0%
    Emera, Inc.                                                    3,400    118,580       0.0%
    Empire Co., Ltd. Class A                                      29,066    418,665       0.0%
#   Enbridge Income Fund Holdings, Inc.                           21,023    533,529       0.1%
    Enbridge, Inc.(29250N105)                                     11,998    517,954       0.1%
    Enbridge, Inc.(2466149)                                        2,900    125,228       0.0%
#   Encana Corp.(292505104)                                       30,117    287,316       0.0%
    Encana Corp.(2793193)                                         50,084    477,577       0.1%
*   Endeavour Mining Corp.                                        15,485    302,465       0.0%
*   Endeavour Silver Corp.                                        10,800     47,426       0.0%
#   Enercare, Inc.                                                27,456    396,703       0.0%
    Enerflex, Ltd.                                                18,839    200,146       0.0%
    Enerplus Corp.(292766102)                                     20,845    140,078       0.0%
    Enerplus Corp.(B584T89)                                       25,582    172,225       0.0%
    Enghouse Systems, Ltd.                                         2,800    105,190       0.0%
    Ensign Energy Services, Inc.                                  39,316    237,133       0.0%
#*  Epsilon Energy, Ltd.                                           3,400      7,351       0.0%
    Equitable Group, Inc.                                          2,877    113,338       0.0%
*   Essential Energy Services Trust                                6,700      2,897       0.0%
    Evertz Technologies, Ltd.                                      5,100     62,281       0.0%
    Exchange Income Corp.                                          7,900    221,692       0.0%
    Exco Technologies, Ltd.                                       15,400    132,036       0.0%
#   Extendicare, Inc.                                             15,061    103,528       0.0%
    Fairfax Financial Holdings, Ltd.                               2,231  1,142,612       0.1%
    Fiera Capital Corp.                                            5,700     51,123       0.0%
#   Finning International, Inc.                                   39,070    727,046       0.1%
    Firm Capital Mortgage Investment Corp.                         6,900     71,042       0.0%
    First Capital Realty, Inc.                                    11,000    175,419       0.0%
*   First Majestic Silver Corp.(32076V103)                         3,500     28,175       0.0%
#*  First Majestic Silver Corp.(2833583)                          43,419    348,634       0.0%
    First National Financial Corp.                                 3,300     60,154       0.0%
    First Quantum Minerals, Ltd.                                 107,895  1,024,813       0.1%
    FirstService Corp.(33767E103)                                  4,154    168,486       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    FirstService Corp.(BYL7ZF7)                                      300 $   12,156       0.0%
#   Fortis, Inc.                                                  10,400    342,325       0.0%
*   Fortuna Silver Mines, Inc.                                    35,594    243,344       0.0%
    Franco-Nevada Corp.                                            5,207    340,850       0.0%
#   Freehold Royalties, Ltd.                                      20,300    190,696       0.0%
#   Gamehost, Inc.                                                 5,287     41,703       0.0%
#   Genworth MI Canada, Inc.                                      11,523    250,253       0.0%
    George Weston, Ltd.                                            4,721    384,705       0.0%
    Gibson Energy, Inc.                                           29,664    372,210       0.0%
    Gildan Activewear, Inc.(375916103)                             4,416    113,359       0.0%
    Gildan Activewear, Inc.(2254645)                               4,400    113,010       0.0%
    Gluskin Sheff + Associates, Inc.                               3,800     45,584       0.0%
    GMP Capital, Inc.                                              2,900     10,443       0.0%
    Goldcorp, Inc.(380956409)                                     42,070    639,464       0.1%
    Goldcorp, Inc.(2676302)                                       13,300    201,984       0.0%
*   Golden Star Resources, Ltd.                                   40,000     36,383       0.0%
*   Gran Tierra Energy, Inc.                                      85,398    249,579       0.0%
    Granite Oil Corp.                                             12,933     48,885       0.0%
*   Great Canadian Gaming Corp.                                   13,808    229,361       0.0%
    Great-West Lifeco, Inc.                                       12,600    316,480       0.0%
    Guardian Capital Group, Ltd. Class A                           2,900     46,485       0.0%
    High Liner Foods, Inc.                                         6,000    109,908       0.0%
#   Home Capital Group, Inc.                                      18,222    360,690       0.0%
    Horizon North Logistics, Inc.                                 38,323     52,000       0.0%
    HudBay Minerals, Inc.                                         71,295    300,318       0.0%
    Hudson's Bay Co.                                              20,350    250,032       0.0%
*   Husky Energy, Inc.                                            52,239    561,996       0.1%
*   IAMGOLD Corp.(450913108)                                       6,100     24,461       0.0%
*   IAMGOLD Corp.(2446646)                                       109,964    440,250       0.1%
    IGM Financial, Inc.                                            6,100    163,722       0.0%
*   IMAX Corp.                                                     3,900    117,975       0.0%
#*  Imperial Metals Corp.                                         13,100     50,298       0.0%
    Imperial Oil, Ltd.(453038408)                                  7,889    256,235       0.0%
    Imperial Oil, Ltd.(2454241)                                    1,000     32,431       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.      19,678    762,004       0.1%
#   Innergex Renewable Energy, Inc.                               17,100    190,085       0.0%
    Intact Financial Corp.                                         4,500    305,905       0.0%
    Inter Pipeline, Ltd.                                          11,700    242,583       0.0%
*   Interfor Corp.                                                19,302    216,002       0.0%
*   Intertain Group, Ltd. (The)                                   17,738    109,631       0.0%
    Intertape Polymer Group, Inc.                                 11,632    197,032       0.0%
*   Ithaca Energy, Inc.                                          110,800    106,562       0.0%
*   Ivanhoe Mines, Ltd. Class A                                  131,600    205,058       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                       8,500    128,010       0.0%
    Just Energy Group, Inc.                                       16,600     87,127       0.0%
    Keyera Corp.                                                  13,400    402,210       0.0%
*   Kinross Gold Corp.                                           283,845  1,102,537       0.1%
#*  Kirkland Lake Gold, Inc.                                      21,213    147,082       0.0%
*   Klondex Mines, Ltd.                                           46,122    254,113       0.0%
*   Knight Therapeutics, Inc.                                     31,927    212,323       0.0%
#   Labrador Iron Ore Royalty Corp.                               17,039    186,612       0.0%
    Laurentian Bank of Canada                                      8,862    327,510       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Leon's Furniture, Ltd.                                         1,615 $   20,060       0.0%
    Linamar Corp.                                                 10,700    435,164       0.1%
    Liquor Stores N.A., Ltd.                                       8,548     68,063       0.0%
    Loblaw Cos., Ltd.                                              5,900    291,107       0.0%
    Lucara Diamond Corp.                                         104,688    295,808       0.0%
*   Lundin Mining Corp.                                          166,605    652,111       0.1%
    MacDonald Dettwiler & Associates, Ltd.                         3,595    205,762       0.0%
    Magellan Aerospace Corp.                                       4,628     63,315       0.0%
    Magna International, Inc.(559222401)                          19,213    788,694       0.1%
    Magna International, Inc.(2554475)                             8,400    344,880       0.0%
*   Mainstreet Equity Corp.                                          400      9,692       0.0%
    Major Drilling Group International, Inc.                      23,800    121,901       0.0%
    Mandalay Resources Corp.                                      99,204     73,961       0.0%
#   Manitoba Telecom Services, Inc.                                6,000    167,703       0.0%
    Manulife Financial Corp.(56501R106)                           50,653    733,455       0.1%
    Manulife Financial Corp.(2492519)                             15,100    218,738       0.0%
    Maple Leaf Foods, Inc.                                        16,400    373,533       0.0%
    Martinrea International, Inc.                                 27,218    159,700       0.0%
#   Medical Facilities Corp.                                      10,300    168,019       0.0%
#*  MEG Energy Corp.                                              25,543    104,168       0.0%
#*  Merus Labs International, Inc.                                26,514     24,512       0.0%
    Methanex Corp.(59151K108)                                     14,996    545,105       0.1%
#   Methanex Corp.(2654416)                                        3,300    119,940       0.0%
    Metro, Inc.                                                   11,400    352,378       0.0%
*   Midas Gold Corp.                                              22,000     15,910       0.0%
*   Mitel Networks Corp.                                          16,748    111,628       0.0%
    Morguard Corp.                                                   200     25,123       0.0%
    Morneau Shepell, Inc.                                         10,254    153,202       0.0%
    MTY Food Group, Inc.                                           1,997     72,061       0.0%
#   Mullen Group, Ltd.                                            23,500    325,703       0.0%
    National Bank of Canada                                       43,374  1,548,309       0.1%
    Nevsun Resources, Ltd.                                        74,759    216,814       0.0%
    New Flyer Industries, Inc.                                     9,007    251,817       0.0%
*   New Gold, Inc.                                               140,578    554,431       0.1%
#   Newalta Corp.                                                 31,498     53,307       0.0%
    Norbord, Inc.                                                  1,900     44,692       0.0%
    North West Co., Inc. (The)                                     6,200    118,333       0.0%
    Northern Blizzard Resources, Inc.                             12,184     31,430       0.0%
#   Northland Power, Inc.                                         10,201    182,527       0.0%
*   NuVista Energy, Ltd.                                          42,994    218,608       0.0%
    OceanaGold Corp.                                             137,182    419,329       0.0%
    Onex Corp.                                                     3,880    250,972       0.0%
    Open Text Corp.(2260824)                                       2,500    155,223       0.0%
    Open Text Corp.(683715106)                                     2,802    173,948       0.0%
    Osisko Gold Royalties, Ltd.                                   20,200    212,647       0.0%
*   Painted Pony Petroleum, Ltd.                                  28,700    175,885       0.0%
    Pan American Silver Corp.(697900108)                          15,252    244,490       0.0%
    Pan American Silver Corp.(2669272)                            26,261    419,377       0.0%
*   Paramount Resources, Ltd. Class A                              1,000     11,347       0.0%
*   Parex Resources, Inc.                                         22,534    259,226       0.0%
#   Parkland Fuel Corp.                                           12,566    293,516       0.0%
    Pason Systems, Inc.                                           12,237    139,129       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Pembina Pipeline Corp.(B4PPQG5)                                5,806 $  178,593       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                                2,200     67,593       0.0%
#   Pengrowth Energy Corp.                                       167,268    258,141       0.0%
    Penn West Petroleum, Ltd.(707887105)                           4,500      7,155       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                           155,839    248,636       0.0%
*   Performance Sports Group, Ltd.                                   900      2,375       0.0%
#   Peyto Exploration & Development Corp.                         17,348    445,696       0.1%
    PHX Energy Services Corp.                                      2,400      6,620       0.0%
*   Platinum Group Metals, Ltd.                                   11,073     19,070       0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)                 75,135  1,223,198       0.1%
    Potash Corp. of Saskatchewan, Inc.(2696980)                    2,000     32,521       0.0%
    PrairieSky Royalty, Ltd.                                       1,748     38,015       0.0%
    Precision Drilling Corp.(74022D308)                            7,600     33,820       0.0%
    Precision Drilling Corp.(B5YPLH9)                             82,266    366,772       0.0%
    Premium Brands Holdings Corp.                                  3,300    159,698       0.0%
*   Pretium Resources, Inc.                                       35,362    345,632       0.0%
*   Primero Mining Corp.                                          58,000     78,267       0.0%
    Pure Technologies, Ltd.                                        2,700      9,783       0.0%
    Quebecor, Inc. Class B                                         7,997    224,414       0.0%
*   Raging River Exploration, Inc.                                25,354    203,204       0.0%
#*  Redknee Solutions, Inc.                                        2,714      3,885       0.0%
    Reitmans Canada, Ltd. Class A                                 10,570     51,774       0.0%
    Restaurant Brands International, Inc.                          4,200    186,719       0.0%
    Richelieu Hardware, Ltd.                                       5,700    109,597       0.0%
*   Richmont Mines, Inc.                                          12,799    121,186       0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                      3,999    138,325       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                        1,600     55,325       0.0%
*   RMP Energy, Inc.                                              44,300     26,422       0.0%
    Rogers Communications, Inc. Class B(775109200)                 5,117    205,857       0.0%
    Rogers Communications, Inc. Class B(2169051)                   1,000     40,230       0.0%
#   Rogers Sugar, Inc.                                            27,700    129,692       0.0%
    Royal Bank of Canada(780087102)                               72,182  4,509,931       0.3%
    Royal Bank of Canada(2754383)                                  8,100    506,061       0.1%
    Russel Metals, Inc.                                           13,780    219,342       0.0%
#*  Sabina Gold & Silver Corp.                                    83,900     86,321       0.0%
*   Sandstorm Gold, Ltd.                                          41,045    197,376       0.0%
    Sandvine Corp.                                                46,871    105,183       0.0%
    Saputo, Inc.                                                   9,100    327,011       0.0%
*   Savanna Energy Services Corp.                                  8,000      8,231       0.0%
#   Secure Energy Services, Inc.                                  34,189    209,523       0.0%
*   SEMAFO, Inc.                                                  81,600    320,000       0.0%
*   Seven Generations Energy, Ltd. Class A                         8,200    174,845       0.0%
    Shaw Communications, Inc. Class B(82028K200)                  20,012    396,638       0.0%
    Shaw Communications, Inc. Class B(2801836)                     2,000     39,633       0.0%
    ShawCor, Ltd.                                                 12,004    300,257       0.0%
*   Sherritt International Corp.                                  90,502     58,027       0.0%
    Sienna Senior Living, Inc.                                     8,700    103,585       0.0%
*   Sierra Wireless, Inc.(826516106)                               7,955    108,586       0.0%
*   Sierra Wireless, Inc.(2418968)                                 1,300     17,775       0.0%
*   Silver Standard Resources, Inc.                               29,952    328,705       0.0%
    Silver Wheaton Corp.(828336107)                               19,618    472,990       0.1%
    Silver Wheaton Corp.(B058ZX6)                                  1,900     45,782       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    SNC-Lavalin Group, Inc.                                       29,499 $1,198,610       0.1%
*   Solium Capital, Inc.                                           3,615     19,917       0.0%
#*  Spartan Energy Corp.                                          71,800    167,014       0.0%
    Sprott, Inc.                                                  36,000     59,852       0.0%
#   Stantec, Inc.(2854238)                                         6,001    133,505       0.0%
    Stantec, Inc.(85472N109)                                       9,664    215,507       0.0%
    Stella-Jones, Inc.                                             3,400    120,659       0.0%
*   Stornoway Diamond Corp.                                      126,700    108,630       0.0%
#   Student Transportation, Inc.                                  21,300    123,389       0.0%
    Sun Life Financial, Inc.(866796105)                           19,648    657,815       0.1%
    Sun Life Financial, Inc.(2566124)                              7,500    251,007       0.0%
#   Suncor Energy, Inc.(867224107)                                57,930  1,739,059       0.1%
    Suncor Energy, Inc.(B3NB1P2)                                  36,337  1,090,403       0.1%
*   SunOpta, Inc.(8676EP108)                                       4,997     33,230       0.0%
*   SunOpta, Inc.(2817510)                                        11,245     74,615       0.0%
    Superior Plus Corp.                                           31,300    278,627       0.0%
#   Surge Energy, Inc.                                            68,228    139,376       0.0%
    Tahoe Resources, Inc.(873868103)                               2,994     36,108       0.0%
    Tahoe Resources, Inc.(B5B9KV1)                                51,003    611,447       0.1%
*   Taseko Mines, Ltd.                                            11,200      4,927       0.0%
    Teck Resources, Ltd. Class B(878742204)                        9,977    215,304       0.0%
    Teck Resources, Ltd. Class B(2879327)                         52,787  1,139,724       0.1%
    TELUS Corp.                                                    3,501    113,359       0.0%
*   Teranga Gold Corp.                                           133,100    108,163       0.0%
#*  Theratechnologies, Inc.                                       19,400     47,151       0.0%
    Thomson Reuters Corp.                                          8,549    336,916       0.0%
*   Timmins Gold Corp.                                            83,300     37,262       0.0%
    TMX Group, Ltd.                                                6,233    287,602       0.0%
    TORC Oil & Gas, Ltd.                                          36,801    208,245       0.0%
*   Torex Gold Resources, Inc.                                     6,980    129,837       0.0%
    Toromont Industries, Ltd.                                      8,273    243,015       0.0%
    Toronto-Dominion Bank (The)(891160509)                        54,161  2,457,826       0.2%
    Toronto-Dominion Bank (The)(2897222)                          18,100    821,267       0.1%
#   Torstar Corp. Class B                                         13,300     16,559       0.0%
    Total Energy Services, Inc.                                    7,750     73,380       0.0%
*   Tourmaline Oil Corp.                                          32,353    847,840       0.1%
    TransAlta Corp.(89346D107)                                     8,000     35,600       0.0%
    TransAlta Corp.(2901628)                                      67,542    297,602       0.0%
#   TransAlta Renewables, Inc.                                    13,978    154,338       0.0%
    TransCanada Corp.(2665184)                                     6,100    276,144       0.0%
    TransCanada Corp.(89353D107)                                  19,423    879,473       0.1%
    Transcontinental, Inc. Class A                                17,700    236,739       0.0%
    TransForce, Inc.                                              25,820    585,777       0.1%
    TransGlobe Energy Corp.                                       22,900     41,829       0.0%
*   Trevali Mining Corp.                                         154,000    118,258       0.0%
*   Trican Well Service, Ltd.                                     41,564     89,245       0.0%
#*  Trilogy Energy Corp.                                          19,574    105,072       0.0%
    Trinidad Drilling, Ltd.                                       70,101    134,317       0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                      7,000     21,700       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                       65,630    203,549       0.0%
    Uni-Select, Inc.                                              11,348    255,336       0.0%
*   Valeant Pharmaceuticals International, Inc.(91911K102)         3,988     71,146       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
CANADA -- (Continued)
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)                            1,100 $     19,633       0.0%
    Valener, Inc.                                                                   7,219      113,347       0.0%
#   Veresen, Inc.                                                                  74,846      677,983       0.1%
    Vermilion Energy, Inc.(923725105)                                              10,430      409,690       0.0%
    Vermilion Energy, Inc.(B607XS1)                                                   700       27,451       0.0%
    Wajax Corp.                                                                     3,800       43,204       0.0%
    Waste Connections, Inc.(94106B101)                                              4,877      366,808       0.0%
    Waste Connections, Inc.(BYQFRK5)                                                1,974      148,153       0.0%
*   Wesdome Gold Mines, Ltd.                                                       28,300       55,068       0.0%
    West Fraser Timber Co., Ltd.                                                   12,500      427,943       0.0%
    Western Energy Services Corp.                                                  13,086       22,830       0.0%
    Western Forest Products, Inc.                                                 113,900      173,232       0.0%
    WestJet Airlines, Ltd.                                                            700       11,455       0.0%
    Westshore Terminals Investment Corp.                                            7,700      148,512       0.0%
    Whitecap Resources, Inc.                                                      107,500      859,166       0.1%
    Wi-LAN, Inc.                                                                   46,582       66,680       0.0%
    Winpak, Ltd.                                                                    4,000      136,703       0.0%
    WSP Global, Inc.                                                               15,619      505,961       0.1%
    Yamana Gold, Inc.(98462Y100)                                                    3,700       13,172       0.0%
    Yamana Gold, Inc.(2219279)                                                    166,449      594,416       0.1%
*   Yellow Pages, Ltd.                                                              7,290      118,103       0.0%
                                                                                          ------------       ---
TOTAL CANADA                                                                               107,137,503       6.5%
                                                                                          ------------       ---
CHILE -- (0.3%)
    AES Gener SA                                                                  171,505       58,395       0.0%
    Aguas Andinas SA Class A                                                      283,528      187,025       0.0%
    Banco de Chile                                                                203,278       24,260       0.0%
    Banco de Chile ADR                                                                730       52,910       0.0%
    Banco de Credito e Inversiones                                                  5,190      265,005       0.1%
    Banco Santander Chile                                                       3,294,594      184,478       0.0%
    Banco Santander Chile ADR                                                       3,900       89,115       0.0%
    CAP SA                                                                         29,598      207,659       0.0%
    Cencosud SA                                                                    75,273      245,420       0.0%
    Cia Cervecerias Unidas SA                                                       8,633       92,718       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                                         1,300       27,950       0.0%
    Colbun SA                                                                     487,862      106,813       0.0%
    Embotelladora Andina SA Class B ADR                                             1,917       46,161       0.0%
#   Empresa Nacional de Electricidad SA Sponsored ADR                               1,950       40,482       0.0%
*   Empresa Nacional de Telecomunicaciones SA                                      38,828      416,481       0.1%
    Empresas CMPC SA                                                               85,442      185,027       0.0%
    Empresas COPEC SA                                                              17,625      177,828       0.0%
    Enersis Americas SA Sponsored ADR                                              25,734      223,114       0.0%
    Enersis Chile SA                                                               25,734      127,898       0.0%
    Engie Energia Chile SA                                                         79,205      140,565       0.0%
    Forus SA                                                                        4,073       14,603       0.0%
    Inversiones Aguas Metropolitanas SA                                           102,161      186,007       0.0%
    Inversiones La Construccion SA                                                  9,426      115,348       0.0%
    Itau CorpBanca                                                              5,191,200       47,027       0.0%
*   Latam Airlines Group SA                                                        25,759      248,030       0.0%
*   Latam Airlines Group SA Sponsored ADR                                          40,051      384,089       0.1%
    Masisa SA                                                                     159,482       11,729       0.0%
    Parque Arauco SA                                                               80,180      198,834       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
CHILE -- (Continued)
    Ripley Corp. SA                                                               199,566 $  124,799       0.0%
    SACI Falabella                                                                  9,073     71,198       0.0%
    Salfacorp SA                                                                   15,517     12,610       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                             3,935    115,138       0.0%
    Sonda SA                                                                       91,630    189,518       0.0%
    Vina Concha y Toro SA                                                          80,143    139,726       0.0%
                                                                                          ----------       ---
TOTAL CHILE                                                                                4,757,960       0.3%
                                                                                          ----------       ---
CHINA -- (5.2%)
    361 Degrees International, Ltd.                                               297,000    111,502       0.0%
*   58.com, Inc. ADR                                                                2,200     92,070       0.0%
#   AAC Technologies Holdings, Inc.                                                44,000    419,230       0.1%
    Agile Group Holdings, Ltd.                                                    490,000    271,623       0.0%
    Agricultural Bank of China, Ltd. Class H                                    1,300,000    546,872       0.1%
    Air China, Ltd. Class H                                                       208,000    136,663       0.0%
    Ajisen China Holdings, Ltd.                                                    95,000     42,605       0.0%
*   Alibaba Group Holding, Ltd. Sponsored ADR                                         286     29,083       0.0%
*   Alibaba Health Information Technology, Ltd.                                    82,000     42,845       0.0%
#*  Alibaba Pictures Group, Ltd.                                                  540,000    106,296       0.0%
*   Aluminum Corp. of China, Ltd. ADR                                               2,000     18,840       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                                         514,000    190,911       0.0%
    AMVIG Holdings, Ltd.                                                           54,000     18,159       0.0%
#*  Angang Steel Co., Ltd. Class H                                                254,000    130,066       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                                           74,500    205,912       0.0%
    Anhui Expressway Co., Ltd. Class H                                             62,000     49,952       0.0%
#   Anta Sports Products, Ltd.                                                    117,000    337,407       0.0%
*   Anton Oilfield Services Group                                                 366,000     48,826       0.0%
    Asia Cement China Holdings Corp.                                               45,000     11,183       0.0%
*   AVIC International Holding HK, Ltd.                                           754,000     48,423       0.0%
#   AVIC International Holdings, Ltd. Class H                                      96,000     54,084       0.0%
    AviChina Industry & Technology Co., Ltd. Class H                              224,000    152,013       0.0%
    BAIC Motor Corp., Ltd. Class H                                                184,000    192,956       0.0%
*   Baidu, Inc. Sponsored ADR                                                       1,218    215,415       0.0%
    Bank of China, Ltd. Class H                                                 4,179,000  1,872,689       0.1%
    Bank of Chongqing Co., Ltd. Class H                                           137,500    110,178       0.0%
    Bank of Communications Co., Ltd. Class H                                      477,000    362,555       0.0%
#*  Baoxin Auto Group, Ltd.                                                        15,664      5,101       0.0%
    Baoye Group Co., Ltd. Class H                                                  62,000     47,927       0.0%
    BBMG Corp. Class H                                                            401,000    146,361       0.0%
    Beijing Capital International Airport Co., Ltd. Class H                       244,000    255,365       0.0%
    Beijing Capital Land, Ltd. Class H                                            316,000    121,615       0.0%
    Beijing Enterprises Holdings, Ltd.                                             89,000    444,807       0.1%
*   Beijing Enterprises Medical & Health Group, Ltd.                              588,000     34,043       0.0%
    Beijing Enterprises Water Group, Ltd.                                         334,000    241,598       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                               352,000    106,760       0.0%
    Beijing North Star Co., Ltd. Class H                                          132,000     44,375       0.0%
*   Beijing Properties Holdings, Ltd.                                             396,000     19,357       0.0%
    Beijing Urban Construction Design & Development Group Co., Ltd. Class H        36,000     24,817       0.0%
    Belle International Holdings, Ltd.                                          1,239,000    748,210       0.1%
    Best Pacific International Holdings, Ltd.                                      44,000     36,336       0.0%
#*  Biostime International Holdings, Ltd.                                          57,500    141,071       0.0%
#   Bloomage Biotechnology Corp., Ltd.                                             35,000     58,517       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
CHINA -- (Continued)
#   Boer Power Holdings, Ltd.                                                      90,000 $   36,066       0.0%
*   Bolina Holding Co., Ltd.                                                      150,000      9,280       0.0%
    Bosideng International Holdings, Ltd.                                         646,000     58,208       0.0%
*   Boyaa Interactive International, Ltd.                                          74,000     43,086       0.0%
#   Brilliance China Automotive Holdings, Ltd.                                    288,000    342,578       0.0%
#   Broad Greenstate International Co., Ltd.                                      160,000     26,168       0.0%
#*  Byd Co., Ltd. Class H                                                          34,500    227,125       0.0%
    BYD Electronic International Co., Ltd.                                        224,500    176,633       0.0%
    C C Land Holdings, Ltd.                                                       365,000     96,938       0.0%
#*  C.banner International Holdings, Ltd.                                          51,000     14,050       0.0%
    Cabbeen Fashion, Ltd.                                                          43,000     11,247       0.0%
*   Capital Environment Holdings, Ltd.                                            426,000     14,785       0.0%
#*  CAR, Inc.                                                                     181,000    183,603       0.0%
    Central China Real Estate, Ltd.                                                83,000     18,123       0.0%
#   Central China Securities Co., Ltd. Class H                                    343,000    176,513       0.0%
    Century Sunshine Group Holdings, Ltd.                                         235,000      8,172       0.0%
*   CGN Meiya Power Holdings Co., Ltd.                                            388,000     56,295       0.0%
#   CGN Power Co., Ltd. Class H                                                   430,000    125,538       0.0%
    Changshouhua Food Co., Ltd.                                                    30,000     15,454       0.0%
*   Changyou.com, Ltd. ADR                                                            800     21,160       0.0%
    Chaowei Power Holdings, Ltd.                                                  150,000    133,725       0.0%
#   China Aerospace International Holdings, Ltd.                                  678,000     87,176       0.0%
*   China Agri-Industries Holdings, Ltd.                                          696,000    271,996       0.0%
#   China All Access Holdings, Ltd.                                               154,000     49,192       0.0%
*   China Animal Healthcare, Ltd.                                                  42,000      5,280       0.0%
    China Animation Characters Co., Ltd.                                           29,000     11,517       0.0%
    China Aoyuan Property Group, Ltd.                                             403,000     94,784       0.0%
    China BlueChemical, Ltd. Class H                                              592,000    114,435       0.0%
    China Cinda Asset Management Co., Ltd. Class H                                931,000    334,464       0.0%
    China CITIC Bank Corp., Ltd. Class H                                          443,000    285,704       0.0%
#*  China Coal Energy Co., Ltd. Class H                                           509,000    288,159       0.0%
    China Communications Construction Co., Ltd. Class H                           334,000    366,750       0.0%
    China Communications Services Corp., Ltd. Class H                             620,000    367,875       0.1%
    China Conch Venture Holdings, Ltd.                                            184,000    343,492       0.0%
    China Construction Bank Corp. Class H                                       6,570,000  4,797,721       0.3%
#*  China COSCO Holdings Co., Ltd. Class H                                         95,000     32,734       0.0%
#*  China Datang Corp. Renewable Power Co., Ltd. Class H                          187,000     17,080       0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                                    890,000     12,029       0.0%
    China Dongxiang Group Co., Ltd.                                             1,085,000    212,353       0.0%
*   China Dynamics Holdings, Ltd.                                               1,210,000     44,479       0.0%
#   China Eastern Airlines Corp., Ltd. Class H                                    210,000     94,286       0.0%
#   China Electronics Corp. Holdings Co., Ltd.                                     56,000     13,473       0.0%
    China Everbright Bank Co., Ltd. Class H                                       354,000    161,398       0.0%
    China Everbright International, Ltd.                                          217,000    259,409       0.0%
    China Everbright, Ltd.                                                        240,000    469,334       0.1%
#   China Evergrande Group                                                      1,054,000    693,780       0.1%
#*  China Fiber Optic Network System Group, Ltd.                                  310,000     27,980       0.0%
    China Foods, Ltd.                                                             214,000     94,582       0.0%
    China Galaxy Securities Co., Ltd. Class H                                     509,000    483,235       0.1%
    China Gas Holdings, Ltd.                                                      200,000    304,426       0.0%
*   China Glass Holdings, Ltd.                                                     86,000      9,962       0.0%
#*  China Hanking Holdings, Ltd.                                                   88,000     11,233       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
CHINA -- (Continued)
#   China Harmony New Energy Auto Holding, Ltd.                                   179,000 $   82,718       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.                       264,000    272,956       0.0%
#   China Hongqiao Group, Ltd.                                                    367,000    327,947       0.0%
#   China Huishan Dairy Holdings Co., Ltd.                                        369,000    136,966       0.0%
*   China Huiyuan Juice Group, Ltd.                                               286,000    105,670       0.0%
#   China International Marine Containers Group Co., Ltd. Class H                  97,100    115,536       0.0%
    China Jinmao Holdings Group, Ltd.                                           1,062,000    292,833       0.0%
    China Lesso Group Holdings, Ltd.                                              273,000    199,849       0.0%
#   China Life Insurance Co., Ltd. ADR                                              7,800     96,330       0.0%
    China Life Insurance Co., Ltd. Class H                                         45,000    111,408       0.0%
    China Lilang, Ltd.                                                            115,000     64,787       0.0%
    China Longyuan Power Group Corp., Ltd. Class H                                291,000    221,872       0.0%
#*  China LotSynergy Holdings, Ltd.                                             2,120,000     85,838       0.0%
    China Machinery Engineering Corp. Class H                                     207,000    124,044       0.0%
#   China Maple Leaf Educational Systems, Ltd.                                     96,000     67,292       0.0%
#   China Medical System Holdings, Ltd.                                           147,000    229,555       0.0%
    China Mengniu Dairy Co., Ltd.                                                 173,000    326,800       0.0%
    China Merchants Bank Co., Ltd. Class H                                        218,000    530,121       0.1%
    China Merchants Land, Ltd.                                                    362,000     51,211       0.0%
    China Merchants Port Holdings Co., Ltd.                                       238,789    617,371       0.1%
    China Minsheng Banking Corp., Ltd. Class H                                    313,000    356,136       0.0%
    China Mobile, Ltd.                                                             80,000    916,511       0.1%
    China Mobile, Ltd. Sponsored ADR                                               39,357  2,260,273       0.2%
#*  China Modern Dairy Holdings, Ltd.                                             776,000    168,782       0.0%
    China Molybdenum Co., Ltd. Class H                                            261,000     57,893       0.0%
#   China National Building Material Co., Ltd. Class H                            792,000    361,411       0.0%
    China National Materials Co., Ltd. Class H                                    391,000     88,501       0.0%
#*  China New Town Development Co., Ltd.                                          612,500     30,674       0.0%
#*  China Oil & Gas Group, Ltd.                                                 1,368,000    103,815       0.0%
#   China Oilfield Services, Ltd. Class H                                         264,000    253,381       0.0%
*   China Overseas Grand Oceans Group, Ltd.                                       322,000    118,233       0.0%
    China Overseas Land & Investment, Ltd.                                        330,000  1,013,063       0.1%
#   China Overseas Property Holdings, Ltd.                                        110,000     22,301       0.0%
    China Pacific Insurance Group Co., Ltd. Class H                                53,800    193,970       0.0%
    China Petroleum & Chemical Corp. ADR                                            2,000    144,840       0.0%
    China Petroleum & Chemical Corp. Class H                                    1,860,000  1,345,153       0.1%
#   China Pioneer Pharma Holdings, Ltd.                                           237,000     76,225       0.0%
    China Power International Development, Ltd.                                   571,000    207,641       0.0%
#   China Power New Energy Development Co., Ltd.                                  100,000     60,567       0.0%
*   China Properties Group, Ltd.                                                   81,000     19,771       0.0%
#*  China Public Procurement, Ltd.                                              1,324,000     12,448       0.0%
    China Railway Construction Corp., Ltd. Class H                                226,500    283,130       0.0%
    China Railway Group, Ltd. Class H                                             301,000    232,024       0.0%
#*  China Rare Earth Holdings, Ltd.                                               486,399     35,049       0.0%
*   China Resources Beer Holdings Co., Ltd.                                       207,807    441,604       0.1%
    China Resources Cement Holdings, Ltd.                                         630,000    254,394       0.0%
    China Resources Gas Group, Ltd.                                               136,000    426,438       0.1%
    China Resources Land, Ltd.                                                    262,000    650,685       0.1%
    China Resources Power Holdings Co., Ltd.                                      180,690    306,154       0.0%
*   China Ruifeng Renewable Energy Holdings, Ltd.                                 252,000     32,492       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                                       129,000     36,140       0.0%
    China SCE Property Holdings, Ltd.                                             331,000    101,107       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
CHINA -- (Continued)
#*  China Shanshui Cement Group, Ltd.                                             198,000 $   52,028       0.0%
#*  China Shengmu Organic Milk, Ltd.                                              272,000     85,224       0.0%
    China Shenhua Energy Co., Ltd. Class H                                        161,500    334,825       0.0%
    China Shineway Pharmaceutical Group, Ltd.                                      82,000     84,261       0.0%
#*  China Shipping Container Lines Co., Ltd. Class H                              253,000     53,054       0.0%
    China Shipping Development Co., Ltd. Class H                                  154,000     84,967       0.0%
#   China Silver Group, Ltd.                                                      126,000     24,747       0.0%
    China Singyes Solar Technologies Holdings, Ltd.                               186,000     88,574       0.0%
#   China South City Holdings, Ltd.                                               808,000    178,782       0.0%
    China Southern Airlines Co., Ltd. Class H                                     332,000    186,308       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                                 2,392     67,191       0.0%
    China State Construction International Holdings, Ltd.                         172,000    250,922       0.0%
    China Suntien Green Energy Corp., Ltd. Class H                                337,000     45,045       0.0%
*   China Taiping Insurance Holdings Co., Ltd.                                    290,200    558,540       0.1%
    China Telecom Corp., Ltd. ADR                                                   1,739     89,645       0.0%
    China Telecom Corp., Ltd. Class H                                             142,000     73,210       0.0%
#   China Travel International Investment Hong Kong, Ltd.                         784,000    225,917       0.0%
    China Unicom Hong Kong, Ltd.                                                  930,000  1,091,832       0.1%
    China Unicom Hong Kong, Ltd. ADR                                               32,502    380,923       0.1%
    China Vanke Co., Ltd. Class H                                                 132,100    344,791       0.0%
    China Water Affairs Group, Ltd.                                               160,000    115,890       0.0%
#*  China Water Industry Group, Ltd.                                              204,000     34,700       0.0%
#*  China Yurun Food Group, Ltd.                                                  427,000     68,082       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                                  337,500    108,120       0.0%
#   China Zhongwang Holdings, Ltd.                                                480,800    221,967       0.0%
*   Chinasoft International, Ltd.                                                 322,000    151,218       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H                              482,000     57,027       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                             625,000    374,039       0.1%
    Chu Kong Shipping Enterprise Group Co., Ltd.                                   78,000     21,478       0.0%
    CIFI Holdings Group Co., Ltd.                                                 650,000    191,214       0.0%
#   CIMC Enric Holdings, Ltd.                                                     122,000     50,973       0.0%
*   CITIC Dameng Holdings, Ltd.                                                   233,000     12,753       0.0%
#*  CITIC Resources Holdings, Ltd.                                                532,000     66,389       0.0%
    CITIC Securities Co., Ltd. Class H                                            264,500    584,960       0.1%
    CITIC, Ltd.                                                                   600,000    860,983       0.1%
    Citychamp Watch & Jewellery Group, Ltd.                                       226,000     62,264       0.0%
    CNOOC, Ltd.                                                                   782,000    983,970       0.1%
    CNOOC, Ltd. Sponsored ADR                                                       8,898  1,116,521       0.1%
#*  Cogobuy Group                                                                  62,000     96,563       0.0%
    Comba Telecom Systems Holdings, Ltd.                                          389,983     69,147       0.0%
    Concord New Energy Group, Ltd.                                              1,250,000     62,584       0.0%
    Consun Pharmaceutical Group, Ltd.                                              68,000     39,572       0.0%
*   Coolpad Group, Ltd.                                                           740,600    128,755       0.0%
    Cosco International Holdings, Ltd.                                            128,000     59,362       0.0%
#   COSCO SHIPPING Ports, Ltd.                                                    292,324    289,813       0.0%
*   Coslight Technology International Group Co., Ltd.                              46,000     33,066       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                                           151,000     61,663       0.0%
#   Country Garden Holdings Co., Ltd.                                           1,172,000    608,229       0.1%
    CP Pokphand Co., Ltd.                                                       1,916,000    244,299       0.0%
    CPMC Holdings, Ltd.                                                            91,000     47,531       0.0%
    CRRC Corp, Ltd. Class H                                                       232,000    210,060       0.0%
    CSPC Pharmaceutical Group, Ltd.                                               252,000    260,925       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
CHINA -- (Continued)
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    10,000 $ 15,074       0.0%
#   CT Environmental Group, Ltd.                                   416,000  116,709       0.0%
*   Ctrip.com International, Ltd. ADR                                3,978  175,629       0.0%
    Dah Chong Hong Holdings, Ltd.                                  268,000  112,088       0.0%
#   Dalian Port PDA Co., Ltd. Class H                              115,000   20,706       0.0%
*   Daphne International Holdings, Ltd.                            304,000   39,905       0.0%
#   Datang International Power Generation Co., Ltd. Class H        238,000   64,116       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                          84,000   50,175       0.0%
#*  Differ Group Holding Co., Ltd.                                 120,000    9,880       0.0%
#   Digital China Holdings, Ltd.                                   160,000  133,821       0.0%
#   Dongfang Electric Corp., Ltd. Class H                           75,000   58,004       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                         510,000  531,562       0.1%
#   Dongjiang Environmental Co., Ltd. Class H                       21,000   31,853       0.0%
#*  Dongyue Group, Ltd.                                            320,000   42,395       0.0%
    Dynagreen Environmental Protection Group Co., Ltd. Class H      57,000   26,970       0.0%
    ENN Energy Holdings, Ltd.                                       62,000  291,482       0.0%
#   EVA Precision Industrial Holdings, Ltd.                        246,000   26,911       0.0%
#   Fantasia Holdings Group Co., Ltd.                              676,500   87,809       0.0%
    Far East Horizon, Ltd.                                         281,000  255,941       0.0%
    Fosun International, Ltd.                                      119,572  173,147       0.0%
#   Fu Shou Yuan International Group, Ltd.                          77,000   45,106       0.0%
#   Fufeng Group, Ltd.                                             255,000  107,599       0.0%
#   Fuguiniao Co., Ltd. Class H                                     37,999   19,010       0.0%
#   Fullshare Holdings, Ltd.                                       580,000  323,467       0.0%
    Future Land Development Holdings, Ltd.                         386,000   69,340       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                    20,800   60,323       0.0%
#   GCL-Poly Energy Holdings, Ltd.                               3,436,000  463,116       0.1%
    Geely Automobile Holdings, Ltd.                                930,000  956,925       0.1%
    Gemdale Properties & Investment Corp., Ltd.                    256,000   16,849       0.0%
    GF Securities Co., Ltd. Class H                                 11,600   25,772       0.0%
*   Glorious Property Holdings, Ltd.                               513,000   61,456       0.0%
#   Golden Eagle Retail Group, Ltd.                                118,000  163,962       0.0%
#*  Golden Meditech Holdings, Ltd.                                 490,000   63,757       0.0%
#   Goldpac Group, Ltd.                                             23,000    6,814       0.0%
#   GOME Electrical Appliances Holding, Ltd.                     2,849,000  359,016       0.0%
    Goodbaby International Holdings, Ltd.                          120,000   57,808       0.0%
    Great Wall Motor Co., Ltd. Class H                             318,000  310,351       0.0%
    Greatview Aseptic Packaging Co., Ltd.                          230,000  117,062       0.0%
#*  Greenland Hong Kong Holdings, Ltd.                             266,000   68,451       0.0%
*   Greentown China Holdings, Ltd.                                 228,000  185,875       0.0%
    Guangdong Investment, Ltd.                                     254,000  382,963       0.1%
*   Guangdong Land Holdings, Ltd.                                   76,000   15,957       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H               79,000   46,065       0.0%
    Guangshen Railway Co., Ltd. Class H                            216,000  119,218       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                          600   16,488       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                    62,000   74,872       0.0%
#*  Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                       14,000   33,073       0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                     278,400  392,359       0.1%
    Guolian Securities Co., Ltd. Class H                            24,000   12,660       0.0%
    Haier Electronics Group Co., Ltd.                              161,000  259,489       0.0%
    Haitian International Holdings, Ltd.                            93,000  191,711       0.0%
    Haitong Securities Co., Ltd. Class H                           206,800  365,882       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
CHINA -- (Continued)
*   Hanergy Thin Film Power Group, Ltd.                                           190,000 $    5,051       0.0%
#   Harbin Electric Co., Ltd. Class H                                             174,000     84,338       0.0%
#   Harmonicare Medical Holdings, Ltd.                                             39,000     25,045       0.0%
    Hengan International Group Co., Ltd.                                           44,500    353,540       0.0%
*   Hengdeli Holdings, Ltd.                                                       720,000     77,906       0.0%
*   Hi Sun Technology China, Ltd.                                                 459,000     70,843       0.0%
    Hilong Holding, Ltd.                                                          144,000     34,354       0.0%
#*  HNA Holding Group Co., Ltd.                                                   610,000     25,878       0.0%
*   Honghua Group, Ltd.                                                           381,000     38,706       0.0%
#   Hopewell Highway Infrastructure, Ltd.                                         118,500     63,358       0.0%
    Hopson Development Holdings, Ltd.                                             188,000    169,497       0.0%
#   HOSA International, Ltd.                                                      114,000     38,462       0.0%
#   Hua Han Health Industry Holdings, Ltd.                                      1,494,000    102,097       0.0%
    Hua Hong Semiconductor, Ltd.                                                   45,000     53,170       0.0%
*   Huabao International Holdings, Ltd.                                           532,000    199,112       0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                                      428,000     99,109       0.0%
#   Huadian Power International Corp., Ltd. Class H                               174,000     74,575       0.0%
    Huaneng Power International, Inc. Class H                                     112,000     68,844       0.0%
    Huaneng Power International, Inc. Sponsored ADR                                   900     22,158       0.0%
    Huaneng Renewables Corp., Ltd. Class H                                      1,106,000    370,600       0.1%
    Huatai Securities Co., Ltd. Class H                                            55,600    117,375       0.0%
#   Huishang Bank Corp., Ltd. Class H                                             150,000     72,036       0.0%
    Hydoo International Holding, Ltd.                                              94,000      9,403       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H                         4,897,000  2,939,372       0.2%
#   Intime Retail Group Co., Ltd.                                                 295,500    231,386       0.0%
*   JD.com, Inc. ADR                                                               13,107    340,127       0.0%
#   Jiangnan Group, Ltd.                                                          392,000     64,603       0.0%
    Jiangsu Expressway Co., Ltd. Class H                                          112,000    152,279       0.0%
    Jiangxi Copper Co., Ltd. Class H                                              235,000    277,413       0.0%
    Ju Teng International Holdings, Ltd.                                          258,000     81,735       0.0%
#   K Wah International Holdings, Ltd.                                            479,913    259,467       0.0%
#*  Kaisa Group Holdings, Ltd.                                                     80,000      3,017       0.0%
    Kangda International Environmental Co., Ltd.                                  177,000     41,601       0.0%
*   Kasen International Holdings, Ltd.                                            100,000     16,108       0.0%
    Kingboard Chemical Holdings, Ltd.                                             179,500    530,611       0.1%
    Kingboard Laminates Holdings, Ltd.                                            274,500    245,975       0.0%
*   Kingdee International Software Group Co., Ltd.                                272,000    110,463       0.0%
    Kingsoft Corp., Ltd.                                                           11,000     24,659       0.0%
#*  Ko Yo Chemical Group, Ltd.                                                    568,000     17,874       0.0%
#   Koradior Holdings, Ltd.                                                        25,000     31,616       0.0%
#   Kunlun Energy Co., Ltd.                                                       836,000    629,898       0.1%
    KWG Property Holding, Ltd.                                                    368,500    213,224       0.0%
    Le Saunda Holdings, Ltd.                                                       57,200     13,336       0.0%
    Lee & Man Paper Manufacturing, Ltd.                                           325,000    244,196       0.0%
#   Lee's Pharmaceutical Holdings, Ltd.                                            11,000      9,533       0.0%
    Lenovo Group, Ltd.                                                          1,206,000    772,543       0.1%
#*  Leyou Technologies Holdings, Ltd.                                             380,000     68,377       0.0%
#*  Li Ning Co., Ltd.                                                              44,500     31,781       0.0%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                                122,000     49,436       0.0%
*   Lifestyle China Group, Ltd.                                                   142,500     40,028       0.0%
#*  Lifetech Scientific Corp.                                                     410,000     97,028       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                                       7,150     41,640       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
CHINA -- (Continued)
#   Logan Property Holdings Co., Ltd.                                             280,000 $  112,267       0.0%
    Longfor Properties Co., Ltd.                                                  247,000    327,838       0.0%
    Lonking Holdings, Ltd.                                                        745,000    121,786       0.0%
*   Loudong General Nice Resources China Holdings, Ltd.                           171,000     12,072       0.0%
#   Luye Pharma Group, Ltd.                                                       121,500     81,665       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                                       478,000    108,898       0.0%
*   Maoye International Holdings, Ltd.                                            275,000     26,187       0.0%
    Metallurgical Corp. of China, Ltd. Class H                                    241,000     78,362       0.0%
*   MIE Holdings Corp.                                                            390,000     38,643       0.0%
    MIN XIN Holdings, Ltd.                                                         22,000     23,663       0.0%
*   Mingfa Group International Co., Ltd.                                          299,000     54,649       0.0%
    Minmetals Land, Ltd.                                                          270,000     34,034       0.0%
    Minth Group, Ltd.                                                              78,000    276,146       0.0%
#*  MMG, Ltd.                                                                     504,000    132,530       0.0%
    Modern Land China Co., Ltd.                                                   130,000     18,058       0.0%
#*  Munsun Capital Group, Ltd.                                                  1,440,000     46,485       0.0%
*   National Agricultural Holdings, Ltd.                                           48,000      7,044       0.0%
#   NetDragon Websoft Holdings, Ltd.                                               25,500     82,298       0.0%
    NetEase, Inc. ADR                                                               1,360    349,506       0.0%
    New China Life Insurance Co., Ltd. Class H                                     34,300    148,108       0.0%
*   New Oriental Education & Technology Group, Inc. Sponsored ADR                   1,000     50,130       0.0%
    New World Department Store China, Ltd.                                         60,000      8,894       0.0%
    Nexteer Automotive Group, Ltd.                                                129,000    170,124       0.0%
    Nine Dragons Paper Holdings, Ltd.                                             422,000    343,091       0.0%
#*  North Mining Shares Co., Ltd.                                               2,070,000     37,362       0.0%
    NVC Lighting Holdings, Ltd.                                                   318,000     43,802       0.0%
    Optics Valley Union Holding Co, Ltd.                                          272,000     29,038       0.0%
*   Ourgame International Holdings, Ltd.                                           25,000     12,210       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                                      46,000     16,832       0.0%
#   Pacific Online, Ltd.                                                          129,000     32,049       0.0%
    Parkson Retail Group, Ltd.                                                    263,000     26,067       0.0%
#   PAX Global Technology, Ltd.                                                   197,000    123,759       0.0%
*   Peace Map Holding, Ltd.                                                       560,000     13,172       0.0%
    Peak Sport Products Co., Ltd.                                                 200,000     66,594       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H                     825,000    327,798       0.0%
    PetroChina Co., Ltd. ADR                                                        1,900    128,687       0.0%
    PetroChina Co., Ltd. Class H                                                  794,000    543,283       0.1%
#   Phoenix Healthcare Group Co., Ltd.                                             56,500     89,783       0.0%
    Phoenix Satellite Television Holdings, Ltd.                                   210,000     42,471       0.0%
    PICC Property & Casualty Co., Ltd. Class H                                    174,000    280,854       0.0%
    Ping An Insurance Group Co. of China, Ltd. Class H                            346,500  1,823,808       0.1%
    Poly Culture Group Corp., Ltd. Class H                                         13,200     35,620       0.0%
#*  Poly Property Group Co., Ltd.                                                 516,000    163,153       0.0%
#   Pou Sheng International Holdings, Ltd.                                        395,000    123,960       0.0%
    Powerlong Real Estate Holdings, Ltd.                                          354,000    120,144       0.0%
#*  PW Medtech Group, Ltd.                                                        156,000     48,756       0.0%
    Qingdao Port International Co., Ltd. Class H                                   64,000     39,122       0.0%
    Qingling Motors Co., Ltd. Class H                                             202,000     62,131       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                                             37,000      9,057       0.0%
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.                                        8,900      3,070       0.0%
    Real Nutriceutical Group, Ltd.                                                516,000     43,165       0.0%
*   Redco Properties Group, Ltd.                                                   40,000     14,390       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
CHINA -- (Continued)
#*  Renhe Commercial Holdings Co., Ltd.                          5,416,000 $140,228       0.0%
#*  REXLot Holdings, Ltd.                                        1,750,000   29,746       0.0%
    Road King Infrastructure, Ltd.                                  83,000   70,426       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          205,000   31,973       0.0%
*   Semiconductor Manufacturing International Corp.              3,826,000  463,358       0.1%
*   Semiconductor Manufacturing International Corp. ADR             18,522  111,873       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                 117,500  101,319       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        256,000  166,668       0.0%
    Shanghai Dasheng Agricultural Finance Technology Co., Ltd.     448,000   40,372       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                       72,000   33,244       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           26,500   81,375       0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H         46,000   38,701       0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                       18,000   16,942       0.0%
    Shanghai Industrial Holdings, Ltd.                             135,000  412,717       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.              504,000  127,682       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      206,000   59,915       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             108,900  280,234       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     124,000   26,321       0.0%
    Shengjing Bank Co., Ltd. Class H                                33,000   32,299       0.0%
    Shenguan Holdings Group, Ltd.                                  248,000   20,099       0.0%
    Shenzhen Expressway Co., Ltd. Class H                          112,000  112,239       0.0%
    Shenzhen International Holdings, Ltd.                          230,601  356,097       0.0%
    Shenzhen Investment, Ltd.                                      890,982  388,345       0.1%
#   Shenzhou International Group Holdings, Ltd.                     36,000  238,449       0.0%
    Shimao Property Holdings, Ltd.                                 409,000  545,556       0.1%
*   Shougang Concord International Enterprises Co., Ltd.           828,000   26,533       0.0%
    Shougang Fushan Resources Group, Ltd.                          718,000  155,234       0.0%
#   Shui On Land, Ltd.                                           1,025,000  253,490       0.0%
*   Shunfeng International Clean Energy, Ltd.                      566,000   48,004       0.0%
    Sichuan Expressway Co., Ltd. Class H                           110,000   44,170       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                   1,248,000  298,942       0.0%
#*  Silverman Holdings, Ltd.                                       122,000   21,523       0.0%
    Sino Biopharmaceutical, Ltd.                                   556,000  388,619       0.1%
#*  Sino Oil And Gas Holdings, Ltd.                              3,965,000   97,844       0.0%
    Sino-Ocean Land Holdings, Ltd.                                 670,500  278,484       0.0%
#   Sinofert Holdings, Ltd.                                        754,000   98,946       0.0%
*   Sinolink Worldwide Holdings, Ltd.                              196,000   22,914       0.0%
#   SinoMedia Holding, Ltd.                                         54,000   13,073       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                    201,500  177,894       0.0%
#   Sinopec Kantons Holdings, Ltd.                                 218,000  102,213       0.0%
*   Sinopec Oilfield Service Corp. Class H                         120,000   24,873       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H               442,000  225,311       0.0%
    Sinopharm Group Co., Ltd. Class H                              117,200  569,123       0.1%
#   Sinosoft Technology Group, Ltd.                                112,400   49,008       0.0%
*   Sinotrans Shipping, Ltd.                                        63,500   10,292       0.0%
    Sinotrans, Ltd. Class H                                        491,000  230,573       0.0%
    Sinotruk Hong Kong, Ltd.                                       181,000   99,918       0.0%
    Skyworth Digital Holdings, Ltd.                                466,137  300,878       0.0%
#   SMI Holdings Group, Ltd.                                       884,000   84,308       0.0%
    SOHO China, Ltd.                                               585,500  301,911       0.0%
*   Sound Global, Ltd.                                              70,000   17,500       0.0%
#   Springland International Holdings, Ltd.                        179,000   27,926       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
CHINA -- (Continued)
#*  SPT Energy Group, Inc.                                                        132,000 $   12,164       0.0%
*   SRE Group, Ltd.                                                               496,000     14,541       0.0%
#   SSY Group, Ltd.                                                               549,026    185,962       0.0%
#   Sun Art Retail Group, Ltd.                                                    377,500    265,904       0.0%
#   Sunac China Holdings, Ltd.                                                    501,000    341,925       0.0%
    Sunny Optical Technology Group Co., Ltd.                                       86,000    419,409       0.1%
    Symphony Holdings, Ltd.                                                       380,000     37,680       0.0%
*   TAL Education Group ADR                                                           400     32,576       0.0%
    TCC International Holdings, Ltd.                                              408,000    103,530       0.0%
#*  TCL Multimedia Technology Holdings, Ltd.                                       96,000     48,543       0.0%
#   Technovator International, Ltd.                                                98,000     40,421       0.0%
    Tencent Holdings, Ltd.                                                         91,900  2,435,563       0.2%
#   Tenwow International Holdings, Ltd.                                            52,000     16,276       0.0%
#   Texhong Textile Group, Ltd.                                                    62,000     87,302       0.0%
#   Tian An China Investment Co., Ltd.                                             30,000     15,998       0.0%
#   Tian Ge Interactive Holdings, Ltd.                                             94,000     63,259       0.0%
    Tiangong International Co., Ltd.                                              340,000     42,918       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H               38,000     21,207       0.0%
    Tianjin Development Holdings, Ltd.                                            134,000     64,119       0.0%
    Tianjin Port Development Holdings, Ltd.                                       574,000     87,880       0.0%
    Tianneng Power International, Ltd.                                            214,000    193,179       0.0%
#   Tibet Water Resources, Ltd.                                                   179,000     66,565       0.0%
#   Tingyi Cayman Islands Holding Corp.                                           328,000    353,585       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                                   85,000    155,458       0.0%
    Tongda Group Holdings, Ltd.                                                   940,000    248,043       0.0%
    Top Spring International Holdings, Ltd.                                        42,500     12,748       0.0%
    Towngas China Co., Ltd.                                                       231,000    129,972       0.0%
    TPV Technology, Ltd.                                                          192,000     36,601       0.0%
    Travelsky Technology, Ltd. Class H                                             85,000    181,353       0.0%
#   Trigiant Group, Ltd.                                                          100,000     16,089       0.0%
#   Truly International Holdings, Ltd.                                            412,000    161,126       0.0%
#   Tsingtao Brewery Co., Ltd. Class H                                             20,000     79,788       0.0%
#   Uni-President China Holdings, Ltd.                                            157,000    106,100       0.0%
#*  United Energy Group, Ltd.                                                   1,164,000     70,135       0.0%
#*  United Photovoltaics Group, Ltd.                                              836,000     73,053       0.0%
#*  Universal Health International Group Holding, Ltd.                            175,000      7,877       0.0%
    Universal Medical Financial & Technical Advisory Services Co., Ltd.            56,000     48,242       0.0%
#*  V1 Group, Ltd.                                                              1,224,000     60,667       0.0%
    Vinda International Holdings, Ltd.                                             14,000     27,693       0.0%
*   Vipshop Holdings, Ltd. ADR                                                     22,078    301,806       0.0%
#   Want Want China Holdings, Ltd.                                                650,000    395,698       0.1%
#   Wasion Group Holdings, Ltd.                                                   168,000     98,724       0.0%
    Weichai Power Co., Ltd. Class H                                               206,000    310,768       0.0%
    Weiqiao Textile Co. Class H                                                   127,000     84,643       0.0%
    Welling Holding, Ltd.                                                         196,000     39,085       0.0%
*   West China Cement, Ltd.                                                       852,000     86,682       0.0%
#   Winteam Pharmaceutical Group, Ltd.                                            318,000    162,487       0.0%
*   Wisdom Sports Group                                                            92,000     29,692       0.0%
*   Wuzhou International Holdings, Ltd.                                           400,000     41,261       0.0%
    Xiamen International Port Co., Ltd. Class H                                   302,000     64,825       0.0%
#*  Xinchen China Power Holdings, Ltd.                                             40,000      6,974       0.0%
    Xingda International Holdings, Ltd.                                           210,000     87,207       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
CHINA -- (Continued)
*   Xinhua Winshare Publishing and Media Co., Ltd. Class H                         77,000 $    78,480       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H                       50,600      69,760       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                             136,000      14,842       0.0%
#   Xinyi Solar Holdings, Ltd.                                                    722,000     267,470       0.0%
*   Xiwang Special Steel Co., Ltd.                                                208,000      20,373       0.0%
    XTEP International Holdings, Ltd.                                             171,000      75,696       0.0%
*   Yanchang Petroleum International, Ltd.                                      1,420,000      39,759       0.0%
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H                  24,500      47,782       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                                         346,000     256,246       0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                                     1,800      13,356       0.0%
#   Yashili International Holdings, Ltd.                                          158,000      32,090       0.0%
    Yida China Holdings, Ltd.                                                      84,000      34,405       0.0%
    Yingde Gases Group Co., Ltd.                                                  310,000     124,989       0.0%
    Yip's Chemical Holdings, Ltd.                                                  38,000      15,410       0.0%
*   Youyuan International Holdings, Ltd.                                          173,000      39,940       0.0%
*   Yuanda China Holdings, Ltd.                                                   374,000       9,678       0.0%
    Yuexiu Property Co., Ltd.                                                   2,134,000     312,636       0.0%
#   Yuexiu Transport Infrastructure, Ltd.                                         152,000     104,091       0.0%
    Yuzhou Properties Co., Ltd.                                                   360,000     133,605       0.0%
#*  Zall Group, Ltd.                                                              402,000     274,201       0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                                     142,000     145,783       0.0%
    Zhejiang Expressway Co., Ltd. Class H                                         150,000     157,042       0.0%
    Zhongsheng Group Holdings, Ltd.                                               184,500     184,209       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd.                                          37,000     178,908       0.0%
    Zijin Mining Group Co., Ltd. Class H                                          250,000      79,454       0.0%
    Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H              354,600     129,045       0.0%
#   ZTE Corp. Class H                                                             111,760     153,554       0.0%
                                                                                          -----------       ---
TOTAL CHINA                                                                                90,044,656       5.4%
                                                                                          -----------       ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                                             33,887     169,053       0.0%
    Bancolombia SA                                                                 13,966     123,088       0.0%
    Bancolombia SA Sponsored ADR                                                    6,444     246,676       0.1%
    Celsia SA ESP                                                                  30,270      40,823       0.0%
    Cementos Argos SA                                                              22,461      88,894       0.0%
*   Cemex Latam Holdings SA                                                        15,819      58,819       0.0%
    Corp. Financiera Colombiana SA                                                 13,303     164,941       0.0%
*   Ecopetrol SA                                                                  179,698      78,291       0.0%
*   Ecopetrol SA Sponsored ADR                                                      3,500      30,415       0.0%
    Empresa de Energia de Bogota SA ESP                                            29,392      18,573       0.0%
    Grupo Argos SA                                                                 18,256     118,396       0.0%
    Grupo de Inversiones Suramericana SA                                           10,201     131,568       0.0%
    Grupo Nutresa SA                                                               13,050     109,286       0.0%
    Interconexion Electrica SA ESP                                                 41,173     136,797       0.0%
                                                                                          -----------       ---
TOTAL COLOMBIA                                                                              1,515,620       0.1%
                                                                                          -----------       ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                                       11,569     218,205       0.0%
    Komercni banka A.S.                                                             2,620      95,866       0.0%
    O2 Czech Republic A.S.                                                          1,721      15,789       0.0%
    Pegas Nonwovens SA                                                              1,573      50,465       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
CZECH REPUBLIC -- (Continued)
    Unipetrol A.S.                                                 3,329 $    24,891       0.0%
                                                                         -----------       ---
TOTAL CZECH REPUBLIC                                                         405,216       0.0%
                                                                         -----------       ---
DENMARK -- (1.3%)
    ALK-Abello A.S.                                                1,995     269,892       0.0%
    Alm Brand A.S.                                                20,292     152,713       0.0%
    Ambu A.S. Class B                                              5,194     269,178       0.0%
    AP Moller - Maersk A.S. Class A                                  165     241,174       0.0%
    AP Moller - Maersk A.S. Class B                                  265     406,478       0.0%
#*  Bang & Olufsen A.S.                                            9,793     108,260       0.0%
#*  Bavarian Nordic A.S.                                           4,711     159,594       0.0%
    Carlsberg A.S. Class B                                         7,722     695,708       0.1%
    Chr Hansen Holding A.S.                                       10,835     648,885       0.1%
    Coloplast A.S. Class B                                         2,571     179,103       0.0%
#*  D/S Norden A.S.                                                6,697      95,366       0.0%
    Danske Bank A.S.                                              25,376     782,825       0.1%
    DFDS A.S.                                                      7,890     381,231       0.0%
    DSV A.S.                                                      39,340   1,904,836       0.1%
#   FLSmidth & Co. A.S.                                           12,881     467,360       0.0%
*   Genmab A.S.                                                    7,180   1,182,360       0.1%
    GN Store Nord A.S.                                            37,161     753,189       0.1%
*   H Lundbeck A.S.                                               10,822     348,777       0.0%
*   H+H International A.S. Class B                                 3,370      33,858       0.0%
    IC Group A.S.                                                  1,421      33,578       0.0%
    ISS A.S.                                                      22,637     888,631       0.1%
    Jyske Bank A.S.                                               19,033     862,962       0.1%
    Matas A.S.                                                     9,160     177,774       0.0%
    NKT Holding A.S.                                               7,163     482,254       0.0%
    Novo Nordisk A.S. Class B                                     52,084   1,855,518       0.1%
    Novo Nordisk A.S. Sponsored ADR                                5,344     189,926       0.0%
    Novozymes A.S. Class B                                        17,078     633,539       0.1%
    Pandora A.S.                                                  12,828   1,668,352       0.1%
    Per Aarsleff Holding A.S.                                      4,630     109,237       0.0%
    Ringkjoebing Landbobank A.S.                                   1,158     245,176       0.0%
    Rockwool International A.S. Class B                            2,079     347,730       0.0%
    Royal Unibrew A.S.                                             8,136     380,614       0.0%
    RTX A.S.                                                       1,178      20,444       0.0%
    Schouw & Co.                                                   3,994     253,373       0.0%
    SimCorp A.S.                                                  10,418     575,318       0.1%
    Solar A.S. Class B                                             1,656      91,014       0.0%
    Spar Nord Bank A.S.                                           23,060     231,216       0.0%
    Sydbank A.S.                                                  17,582     549,020       0.0%
*   TDC A.S.                                                     204,826   1,129,308       0.1%
*   Topdanmark A.S.                                               16,856     453,643       0.0%
    Tryg A.S.                                                     25,111     489,688       0.0%
    United International Enterprises                                 301      55,697       0.0%
    Vestas Wind Systems A.S.                                      16,138   1,292,909       0.1%
*   William Demant Holding A.S.                                   22,710     422,566       0.0%
#*  Zealand Pharma A.S.                                            2,209      30,614       0.0%
                                                                         -----------       ---
TOTAL DENMARK                                                             22,550,888       1.4%
                                                                         -----------       ---

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR                   26,910 $  118,969       0.0%
*   Global Telecom Holding SAE GDR                                10,032     20,569       0.0%
                                                                         ----------       ---
TOTAL EGYPT                                                                 139,538       0.0%
                                                                         ----------       ---
FINLAND -- (1.2%)
    Aktia Bank Oyj                                                 1,023     10,220       0.0%
    Amer Sports Oyj                                               26,869    731,086       0.1%
#   Bittium Oyj                                                    8,880     55,010       0.0%
    Cargotec Oyj Class B                                           9,631    394,970       0.0%
    Caverion Corp.                                                27,340    196,708       0.0%
    Citycon Oyj                                                   65,385    153,224       0.0%
#   Comptel Oyj                                                    8,421     19,859       0.0%
    Cramo Oyj                                                      7,702    201,860       0.0%
    Elisa Oyj                                                     15,034    506,513       0.0%
    F-Secure Oyj                                                  11,365     40,182       0.0%
*   Finnair Oyj                                                   13,936     61,772       0.0%
    Fiskars Oyj Abp                                                5,521     98,910       0.0%
    Fortum Oyj                                                    32,902    548,440       0.0%
    HKScan Oyj Class A                                             5,225     18,190       0.0%
    Huhtamaki Oyj                                                 10,098    407,535       0.0%
    Kemira Oyj                                                    25,003    297,988       0.0%
    Kesko Oyj Class A                                              2,212    103,304       0.0%
    Kesko Oyj Class B                                             16,580    823,859       0.1%
    Kone Oyj Class B                                              13,812    635,513       0.1%
    Konecranes Oyj                                                11,996    408,612       0.0%
    Lassila & Tikanoja Oyj                                         8,438    175,677       0.0%
    Metsa Board Oyj                                               54,499    313,072       0.0%
    Metso Oyj                                                     22,485    589,551       0.1%
    Neste Oyj                                                     27,896  1,203,492       0.1%
    Nokia Oyj(5902941)                                           185,898    829,953       0.1%
    Nokia Oyj(5946455)                                            66,112    294,833       0.0%
    Nokia Oyj Sponsored ADR                                       20,625     92,400       0.0%
    Nokian Renkaat Oyj                                            27,339    916,993       0.1%
    Olvi Oyj Class A                                                 566     17,140       0.0%
    Oriola-KD Oyj Class B                                         22,436    105,143       0.0%
    Orion Oyj Class A                                              3,808    161,760       0.0%
    Orion Oyj Class B                                             14,351    610,834       0.1%
*   Outokumpu Oyj                                                 74,453    519,054       0.0%
#*  Outotec Oyj                                                   44,278    192,800       0.0%
#   PKC Group Oyj                                                  5,071     88,929       0.0%
    Ponsse Oy                                                      1,291     32,257       0.0%
    Raisio Oyj Class V                                            34,947    146,122       0.0%
    Ramirent Oyj                                                  17,079    125,930       0.0%
    Sampo Oyj Class A                                             28,588  1,309,731       0.1%
    Sanoma Oyj                                                    24,483    228,942       0.0%
    Sponda Oyj                                                    39,732    188,109       0.0%
#*  Stockmann Oyj Abp Class B                                     10,970     81,930       0.0%
    Stora Enso Oyj Class R                                       147,460  1,393,516       0.1%
    Stora Enso Oyj Sponsored ADR                                   2,680     25,192       0.0%
    Technopolis Oyj                                               30,207    104,443       0.0%
    Teleste Oyj                                                      754      8,039       0.0%
    Tieto Oyj                                                     15,335    420,677       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FINLAND -- (Continued)
    Tikkurila Oyj                                                  8,754 $   168,543       0.0%
    UPM-Kymmene Oyj                                              130,315   3,031,323       0.2%
    UPM-Kymmene Oyj Sponsored ADR                                  1,975      45,899       0.0%
    Uponor Oyj                                                    14,663     249,437       0.0%
    Vaisala Oyj Class A                                              811      27,544       0.0%
    Valmet Oyj                                                    27,914     414,441       0.0%
    Wartsila Oyj Abp                                              27,128   1,172,317       0.1%
    YIT Oyj                                                       28,305     236,061       0.0%
                                                                         -----------       ---
TOTAL FINLAND                                                             21,235,839       1.3%
                                                                         -----------       ---
FRANCE -- (5.0%)
    ABC Arbitrage                                                  5,739      47,723       0.0%
    Accor SA                                                      25,214     956,780       0.1%
    Aeroports de Paris                                             1,224     123,633       0.0%
#*  Air France-KLM                                                31,487     191,935       0.0%
#   Air Liquide SA                                                 9,821     997,938       0.1%
    Airbus Group SE                                               10,031     595,639       0.0%
    Akka Technologies                                                427      14,931       0.0%
    Albioma SA                                                     5,784      95,545       0.0%
*   Alstom SA                                                     12,089     324,852       0.0%
    Altamir                                                        1,974      25,227       0.0%
    Alten SA                                                       7,860     561,591       0.0%
    Altran Technologies SA                                        26,777     382,066       0.0%
    Arkema SA                                                     17,315   1,641,849       0.1%
    Assystem                                                         483      14,479       0.0%
    Atos SE                                                       15,591   1,617,934       0.1%
    AXA SA                                                        69,158   1,560,365       0.1%
    AXA SA Sponsored ADR                                           2,823      63,772       0.0%
    Axway Software SA                                                343      10,506       0.0%
    Bastide le Confort Medical                                       474      11,660       0.0%
#   Beneteau SA                                                    1,281      14,811       0.0%
    BioMerieux                                                     2,940     428,331       0.0%
    BNP Paribas SA                                                50,207   2,911,165       0.2%
    Boiron SA                                                      1,480     125,088       0.0%
    Bollore SA                                                    40,179     132,279       0.0%
    Bonduelle SCA                                                  3,954      93,689       0.0%
#   Bourbon Corp.                                                  8,281     108,072       0.0%
    Bouygues SA                                                   27,014     880,589       0.1%
    Bureau Veritas SA                                             19,969     377,157       0.0%
    Capgemini SA                                                   9,393     777,899       0.1%
    Carrefour SA                                                  64,891   1,700,725       0.1%
    Casino Guichard Perrachon SA                                  15,283     760,803       0.1%
*   Cegid Group SA                                                 2,573          --       0.0%
#*  CGG SA                                                         5,055     133,507       0.0%
#   CGG SA Sponsored ADR                                              99       2,590       0.0%
    Chargeurs SA                                                   7,674     133,422       0.0%
    Christian Dior SE                                              1,818     350,630       0.0%
    Cie de Saint-Gobain                                           49,612   2,202,930       0.1%
    Cie des Alpes                                                    744      13,776       0.0%
    Cie Generale des Etablissements Michelin                      28,430   3,079,197       0.2%
    CNP Assurances                                                31,743     549,732       0.0%
*   Coface SA                                                     10,079      65,264       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
    Credit Agricole SA                                           37,670 $  406,421       0.0%
    Danone SA                                                    15,071  1,045,299       0.1%
    Danone SA Sponsored ADR                                         907     12,616       0.0%
    Dassault Systemes                                             4,266    337,665       0.0%
    Dassault Systemes Sponsored ADR                                 288     22,784       0.0%
    Derichebourg SA                                              38,496    120,391       0.0%
    Devoteam SA                                                   1,192     64,377       0.0%
    Edenred                                                      30,286    700,926       0.1%
    Eiffage SA                                                   10,005    740,716       0.1%
#   Electricite de France SA                                     49,888    559,255       0.0%
    Elior Group                                                  18,210    409,076       0.0%
    Elis SA                                                       8,820    146,534       0.0%
#   Engie SA                                                     70,260  1,013,270       0.1%
#*  Eramet                                                        2,179    102,275       0.0%
    Essilor International SA                                      6,802    764,364       0.1%
*   Esso SA Francaise                                               572     23,004       0.0%
#*  Etablissements Maurel et Prom                                46,251    203,591       0.0%
    Euler Hermes Group                                            2,294    198,996       0.0%
    Eurofins Scientific SE                                        1,191    541,245       0.0%
    Euronext NV                                                   8,179    327,534       0.0%
    Eutelsat Communications SA                                   24,461    512,576       0.0%
    Exel Industries Class A                                         315     23,062       0.0%
    Faiveley Transport SA                                           923    100,627       0.0%
    Faurecia                                                     18,759    691,484       0.1%
    Fimalac                                                           5        541       0.0%
    Gaztransport Et Technigaz SA                                  3,018    101,968       0.0%
    GL Events                                                       588     10,487       0.0%
    Groupe Crit                                                     808     53,290       0.0%
    Groupe Eurotunnel SE                                         34,365    321,634       0.0%
*   Groupe Fnac SA                                                3,770    257,354       0.0%
    Groupe Open                                                     714     19,185       0.0%
    Guerbet                                                       1,290     76,661       0.0%
    Haulotte Group SA                                             1,629     22,576       0.0%
    Havas SA                                                     33,026    268,825       0.0%
    Hermes International                                            575    232,936       0.0%
*   ID Logistics Group                                              555     78,285       0.0%
    Iliad SA                                                      1,322    277,138       0.0%
    Imerys SA                                                     6,848    476,788       0.0%
    Ingenico Group SA                                             4,149    328,177       0.0%
    Interparfums SA                                               1,374     39,433       0.0%
    Ipsen SA                                                      4,514    312,058       0.0%
    IPSOS                                                         8,610    281,207       0.0%
    Jacquet Metal Service                                         3,625     60,859       0.0%
    JCDecaux SA                                                   6,976    213,340       0.0%
    Kering                                                        3,349    743,040       0.1%
    Korian SA                                                     9,844    301,513       0.0%
    L'Oreal SA                                                    3,582    641,748       0.1%
    Lagardere SCA                                                26,351    671,073       0.1%
    Le Noble Age                                                    650     22,872       0.0%
    Lectra                                                        2,696     48,731       0.0%
    Legrand SA                                                   10,561    596,663       0.0%
    Linedata Services                                               268     12,361       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
FRANCE -- (Continued)
    LISI                                                           3,788 $  112,214       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                            8,524  1,551,889       0.1%
    Manitou BF SA                                                    596     10,760       0.0%
    Mersen                                                         1,125     22,516       0.0%
    Metropole Television SA                                        8,761    152,648       0.0%
    MGI Coutier                                                    3,778    106,213       0.0%
    Natixis SA                                                    56,215    284,421       0.0%
*   Naturex                                                        1,380    125,209       0.0%
    Neopost SA                                                    11,367    344,265       0.0%
*   Nexans SA                                                      9,494    539,661       0.0%
    Nexity SA                                                      7,614    382,288       0.0%
#*  Nicox                                                          4,090     32,884       0.0%
*   NRJ Group                                                      1,632     16,253       0.0%
#   Oeneo SA                                                       4,320     38,516       0.0%
#*  Onxeo SA                                                       8,787     22,954       0.0%
    Orange SA                                                    153,965  2,422,432       0.2%
    Orange SA Sponsored ADR                                        5,502     86,381       0.0%
    Orpea                                                          5,416    450,763       0.0%
#*  Parrot SA                                                      2,851     25,322       0.0%
    Pernod Ricard SA                                               6,015    715,324       0.1%
*   Peugeot SA                                                    87,347  1,308,022       0.1%
#*  Pierre & Vacances SA                                           1,511     59,126       0.0%
    Plastic Omnium SA                                             12,423    405,110       0.0%
    Plastivaloire                                                    358     44,837       0.0%
    Publicis Groupe SA                                             8,869    608,411       0.1%
    Publicis Groupe SA ADR                                         2,568     44,170       0.0%
#   Rallye SA                                                      9,436    170,953       0.0%
    Remy Cointreau SA                                              1,680    136,220       0.0%
    Renault SA                                                    20,002  1,739,410       0.1%
    Rexel SA                                                      86,192  1,195,418       0.1%
    Rubis SCA                                                      6,598    601,679       0.1%
    Safran SA                                                     10,693    735,800       0.1%
    Sanofi                                                        39,753  3,093,530       0.2%
    Sanofi ADR                                                    13,479    524,198       0.0%
    Sartorius Stedim Biotech                                       2,628    177,325       0.0%
    Savencia SA                                                      224     13,721       0.0%
    Schneider Electric SE(B11BPS1)                                   523     35,142       0.0%
    Schneider Electric SE(4834108)                                21,680  1,457,982       0.1%
    SCOR SE                                                       30,011    971,864       0.1%
    SEB SA                                                         5,053    743,677       0.1%
#*  Sequana SA                                                     8,305     14,213       0.0%
    SES SA                                                        19,905    457,936       0.0%
    SFR Group SA                                                   5,201    140,174       0.0%
    Societe BIC SA                                                 1,799    249,364       0.0%
    Societe Generale SA                                           39,178  1,528,236       0.1%
    Sodexo SA                                                      4,834    561,328       0.0%
*   SOITEC                                                        23,458     22,401       0.0%
#*  Solocal Group                                                  3,055     10,603       0.0%
    Somfy SA                                                          73     30,459       0.0%
    Sopra Steria Group                                             3,064    311,711       0.0%
    SPIE SA                                                          528      9,978       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      15,785     60,583       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FRANCE -- (Continued)
    Stef SA                                                          949 $    73,467       0.0%
#   STMicroelectronics NV(5962332)                               123,790   1,174,892       0.1%
    STMicroelectronics NV(2430025)                                 9,366      88,509       0.0%
    Suez                                                          25,324     401,123       0.0%
    Sword Group                                                    2,151      64,452       0.0%
    Synergie SA                                                      657      21,252       0.0%
    Tarkett SA                                                     6,128     218,231       0.0%
    Technicolor SA                                                48,316     282,258       0.0%
    Technip SA                                                    26,452   1,755,617       0.1%
    Technip SA ADR                                                 2,728      44,821       0.0%
    Teleperformance                                               13,825   1,460,716       0.1%
#   Television Francaise 1                                        29,231     269,228       0.0%
    Tessi SA                                                          65       9,907       0.0%
    Thales SA                                                      6,199     583,232       0.0%
    Total SA                                                     185,779   8,899,725       0.6%
    Total SA Sponsored ADR                                        15,802     754,382       0.1%
    Trigano SA                                                     1,595     112,821       0.0%
*   Ubisoft Entertainment SA                                      25,742     875,887       0.1%
    Valeo SA                                                      21,534   1,242,616       0.1%
#*  Vallourec SA                                                  97,742     480,334       0.0%
#*  Valneva SE                                                    11,308      30,794       0.0%
    Veolia Environnement SA                                       14,508     316,962       0.0%
    Veolia Environnement SA ADR                                    1,217      26,567       0.0%
    Vicat SA                                                       5,312     333,976       0.0%
    Vilmorin & Cie SA                                                718      43,173       0.0%
#   Vinci SA                                                      27,787   2,012,321       0.1%
*   Virbac SA                                                        604      96,115       0.0%
    Vivendi SA                                                    70,412   1,425,177       0.1%
*   Worldline SA                                                   4,439     121,930       0.0%
    Zodiac Aerospace                                              14,841     360,669       0.0%
                                                                         -----------       ---
TOTAL FRANCE                                                              88,106,560       5.3%
                                                                         -----------       ---
GERMANY -- (4.8%)
    Aareal Bank AG                                                17,608     636,884       0.1%
    Adidas AG                                                     12,623   2,073,883       0.1%
#*  ADLER Real Estate AG                                           3,889      57,070       0.0%
*   ADVA Optical Networking SE                                     8,775      69,927       0.0%
*   AIXTRON SE                                                    14,656      69,712       0.0%
    Allianz SE                                                    15,044   2,348,432       0.2%
    Allianz SE Sponsored ADR                                      21,958     341,008       0.0%
    Amadeus Fire AG                                                  666      53,502       0.0%
    Aurubis AG                                                     9,255     482,523       0.0%
    Axel Springer SE                                              12,199     611,158       0.1%
    BASF SE                                                       63,703   5,623,571       0.4%
    BASF SE Sponsored ADR                                          1,504     132,623       0.0%
    Bauer AG                                                       2,770      38,042       0.0%
    Bayer AG                                                      16,367   1,625,073       0.1%
    Bayer AG Sponsored ADR                                           273      27,086       0.0%
    Bayerische Motoren Werke AG                                   37,367   3,260,101       0.2%
    BayWa AG                                                       3,907     131,276       0.0%
    Bechtle AG                                                     2,677     281,542       0.0%
    Beiersdorf AG                                                  2,329     205,324       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
    Bertrandt AG                                                   1,654 $  175,921       0.0%
    Bijou Brigitte AG                                                491     29,128       0.0%
#*  Bilfinger SE                                                   9,686    341,083       0.0%
    Biotest AG                                                       327      5,841       0.0%
    Borussia Dortmund GmbH & Co. KGaA                             22,429    141,514       0.0%
    Brenntag AG                                                   12,745    681,350       0.1%
    CANCOM SE                                                      3,177    144,597       0.0%
    Carl Zeiss Meditec AG                                          4,552    163,859       0.0%
    CENIT AG                                                       1,898     47,423       0.0%
    CENTROTEC Sustainable AG                                       2,714     44,605       0.0%
    Cewe Stiftung & Co. KGAA                                       2,110    202,183       0.0%
    Comdirect Bank AG                                              5,462     55,455       0.0%
    Commerzbank AG                                                67,349    458,662       0.0%
    CompuGroup Medical SE                                          3,941    174,634       0.0%
*   Constantin Medien AG                                          11,404     25,762       0.0%
    Continental AG                                                 3,297    633,324       0.1%
    CropEnergies AG                                                5,612     31,778       0.0%
    CTS Eventim AG & Co. KGaA                                      7,837    281,272       0.0%
    Daimler AG                                                    84,976  6,062,355       0.4%
*   Deutsche Bank AG(D18190898)                                   30,646    440,996       0.0%
*   Deutsche Bank AG(5750355)                                      7,421    107,320       0.0%
    Deutsche Beteiligungs AG                                       3,211    108,547       0.0%
*   Deutsche Boerse AG                                             7,227    564,345       0.0%
    Deutsche EuroShop AG                                           7,588    327,955       0.0%
    Deutsche Lufthansa AG                                         70,904    907,508       0.1%
    Deutsche Post AG                                              25,178    780,792       0.1%
    Deutsche Telekom AG                                          206,421  3,367,804       0.2%
    Deutsche Telekom AG Sponsored ADR                             13,453    219,553       0.0%
    Deutsche Wohnen AG                                            26,253    857,731       0.1%
    Deutz AG                                                      26,774    132,431       0.0%
*   Dialog Semiconductor P.L.C.                                   20,828    819,104       0.1%
    DIC Asset AG                                                   8,036     77,104       0.0%
    DMG Mori AG                                                    5,370    245,802       0.0%
    Draegerwerk AG & Co. KGaA                                        274     17,502       0.0%
    Drillisch AG                                                   4,645    212,233       0.0%
    Duerr AG                                                       6,981    520,575       0.0%
    E.ON SE                                                      360,877  2,644,815       0.2%
    E.ON SE Sponsored ADR                                          4,952     36,471       0.0%
    Elmos Semiconductor AG                                         3,185     48,233       0.0%
#   ElringKlinger AG                                               7,382    114,350       0.0%
    Evonik Industries AG                                           1,280     40,085       0.0%
*   Evotec AG                                                     26,154    143,421       0.0%
    Fielmann AG                                                    3,698    256,653       0.0%
    Fraport AG Frankfurt Airport Services Worldwide                8,041    477,317       0.0%
    Freenet AG                                                    20,565    589,580       0.1%
    Fresenius Medical Care AG & Co. KGaA                          12,074    983,477       0.1%
    Fresenius Medical Care AG & Co. KGaA ADR                       1,361     55,229       0.0%
    Fresenius SE & Co. KGaA                                       15,523  1,146,951       0.1%
    Fuchs Petrolub SE                                              4,183    165,517       0.0%
    GEA Group AG                                                  11,035    427,406       0.0%
    Gerresheimer AG                                                7,338    553,505       0.0%
#   Gerry Weber International AG                                   6,018     75,132       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
GERMANY -- (Continued)
#   Gesco AG                                                        136 $   10,870       0.0%
    GFK SE                                                        2,763     93,184       0.0%
    GFT Technologies SE                                           2,895     57,945       0.0%
    Grammer AG                                                    3,504    200,592       0.0%
    GRENKE AG                                                       529     92,096       0.0%
*   H&R GmbH & Co. KGaA                                           4,991     92,399       0.0%
    Hamburger Hafen und Logistik AG                               7,270    115,561       0.0%
    Hannover Rueck SE                                             3,428    382,432       0.0%
    HeidelbergCement AG                                          10,568    999,712       0.1%
#*  Heidelberger Druckmaschinen AG                               77,050    204,623       0.0%
    Hella KGaA Hueck & Co.                                        6,303    240,549       0.0%
    Henkel AG & Co. KGaA                                          1,651    181,911       0.0%
    Hochtief AG                                                   3,713    506,999       0.0%
*   HolidayCheck Group AG                                         4,368     10,754       0.0%
    Hornbach Baumarkt AG                                          1,172     36,988       0.0%
    Hugo Boss AG                                                  5,031    316,351       0.0%
    Indus Holding AG                                              5,097    300,846       0.0%
    Infineon Technologies AG                                     54,946    988,220       0.1%
    Infineon Technologies AG ADR                                 12,612    226,764       0.0%
    Isra Vision AG                                                  666     77,476       0.0%
    Jenoptik AG                                                   9,812    168,628       0.0%
#   K+S AG                                                       40,422    818,535       0.1%
    KION Group AG                                                17,287  1,044,485       0.1%
*   Kloeckner & Co. SE                                           31,651    395,253       0.0%
*   Koenig & Bauer AG                                             3,522    165,762       0.0%
#*  Kontron AG                                                   22,194     76,241       0.0%
    Krones AG                                                     2,181    222,461       0.0%
*   KUKA AG                                                       3,352    380,388       0.0%
    KWS Saat SE                                                     510    166,860       0.0%
    Lanxess AG                                                   22,899  1,468,391       0.1%
    LEG Immobilien AG                                             9,232    778,738       0.1%
    Leifheit AG                                                     628     40,689       0.0%
    Leoni AG                                                      9,999    379,256       0.0%
    Linde AG                                                      5,840    964,573       0.1%
*   LPKF Laser & Electronics AG                                     939      7,206       0.0%
    MAN SE                                                        2,152    220,270       0.0%
#*  Manz AG                                                       1,498     54,667       0.0%
*   Medigene AG                                                   4,033     35,769       0.0%
    Merck KGaA                                                    5,239    539,250       0.0%
    Metro AG                                                     42,865  1,283,988       0.1%
    MLP AG                                                       18,784     76,232       0.0%
    MTU Aero Engines AG                                          14,421  1,505,898       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                 6,298  1,222,817       0.1%
    Nemetschek SE                                                 2,749    171,460       0.0%
*   Nordex SE                                                     7,403    194,977       0.0%
    Norma Group SE                                                7,730    355,680       0.0%
    OHB SE                                                          463      9,603       0.0%
    Osram Licht AG                                               18,719  1,063,179       0.1%
*   Patrizia Immobilien AG                                       15,182    314,265       0.0%
    Pfeiffer Vacuum Technology AG                                 1,830    166,052       0.0%
    PNE Wind AG                                                   8,933     20,002       0.0%
    ProSiebenSat.1 Media SE                                      17,341    747,365       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
    Puma SE                                                          530 $  132,089       0.0%
*   QIAGEN NV(2437907)                                            11,100    270,618       0.0%
*   QIAGEN NV(5732825)                                            29,660    725,409       0.1%
#   QSC AG                                                        39,136     80,757       0.0%
    Rational AG                                                      516    268,112       0.0%
    Rheinmetall AG                                                10,513    729,790       0.1%
    RHOEN-KLINIKUM AG                                              9,064    252,320       0.0%
#   RIB Software AG                                                4,409     59,808       0.0%
    RTL Group SA                                                   1,863    146,005       0.0%
*   RWE AG                                                       142,560  2,268,013       0.2%
    S&T AG                                                         5,727     56,532       0.0%
    SAF-Holland SA                                                10,550    141,682       0.0%
    Salzgitter AG                                                 10,180    334,637       0.0%
    SAP SE                                                        10,907    960,900       0.1%
    SAP SE Sponsored ADR                                           1,405    123,415       0.0%
#   Schaltbau Holding AG                                           1,570     48,584       0.0%
#*  SGL Carbon SE                                                  6,318     78,845       0.0%
    SHW AG                                                         1,533     53,144       0.0%
    Siemens AG                                                    19,969  2,268,825       0.2%
    Siemens AG Sponsored ADR                                       5,045    573,364       0.0%
*   Siltronic AG                                                     982     35,436       0.0%
    Sixt SE                                                        4,382    265,902       0.0%
#   SMA Solar Technology AG                                        2,401     61,660       0.0%
    Software AG                                                   10,498    381,541       0.0%
*   Stabilus SA                                                    1,250     65,203       0.0%
    Stada Arzneimittel AG                                         17,541    879,656       0.1%
    STRATEC Biomedical AG                                            582     33,273       0.0%
#   Stroeer SE & Co. KGaA                                          3,460    158,298       0.0%
    Suedzucker AG                                                 21,623    554,685       0.0%
*   Suess MicroTec AG                                              5,350     37,487       0.0%
    Surteco SE                                                     1,688     42,629       0.0%
    Symrise AG                                                     9,130    627,006       0.1%
    TAG Immobilien AG                                             23,644    315,285       0.0%
    Takkt AG                                                       9,684    229,677       0.0%
*   Talanx AG                                                     10,174    315,786       0.0%
    Telefonica Deutschland Holding AG                             43,086    167,101       0.0%
    ThyssenKrupp AG                                               13,866    321,734       0.0%
    TLG Immobilien AG                                              9,488    198,919       0.0%
*   Tom Tailor Holding AG                                            901      4,518       0.0%
*   Uniper SE                                                     36,087    480,326       0.0%
    United Internet AG                                            11,996    493,211       0.0%
    VERBIO Vereinigte BioEnergie AG                                4,367     32,576       0.0%
    Volkswagen AG                                                  3,234    483,433       0.0%
    Vonovia SE                                                    16,147    569,253       0.0%
#*  Vossloh AG                                                     1,892    115,012       0.0%
#   VTG AG                                                         3,519    107,389       0.0%
    Wacker Chemie AG                                               4,351    388,170       0.0%
    Wacker Neuson SE                                               6,585     91,101       0.0%
    Washtec AG                                                     2,703    137,547       0.0%
#   Wirecard AG                                                    3,504    166,331       0.0%
    XING AG                                                          327     66,693       0.0%
*   Zalando SE                                                     2,287    100,570       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
GERMANY -- (Continued)
    Zeal Network SE                                                                 2,876 $    97,741       0.0%
                                                                                          -----------       ---
TOTAL GERMANY                                                                              83,028,137       5.0%
                                                                                          -----------       ---
GREECE -- (0.0%)
    Aegean Airlines SA                                                              1,506       9,702       0.0%
*   Alpha Bank AE                                                                   1,555       2,659       0.0%
*   FF Group                                                                        1,384      33,146       0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                                   3,515      17,355       0.0%
*   Hellenic Petroleum SA                                                           4,268      19,515       0.0%
    Hellenic Telecommunications Organization SA                                     9,041      82,908       0.0%
*   Intralot SA-Integrated Lottery Systems & Services                              13,391      18,086       0.0%
    JUMBO SA                                                                        4,193      59,584       0.0%
    Metka Industrial - Construction SA                                              1,233      10,363       0.0%
    Motor Oil Hellas Corinth Refineries SA                                          2,271      27,193       0.0%
*   Mytilineos Holdings SA                                                          6,360      36,293       0.0%
*   National Bank of Greece SA                                                      1,035         212       0.0%
    OPAP SA                                                                         6,092      51,959       0.0%
*   Piraeus Bank SA                                                                   589          97       0.0%
*   Public Power Corp. SA                                                           4,356      14,231       0.0%
    Titan Cement Co. SA                                                             2,126      49,380       0.0%
                                                                                          -----------       ---
TOTAL GREECE                                                                                  432,683       0.0%
                                                                                          -----------       ---
HONG KONG -- (2.1%)
*   13 Holdings, Ltd. (The)                                                        30,000       8,831       0.0%
    Agritrade Resources, Ltd.                                                     165,000      26,551       0.0%
    AIA Group, Ltd.                                                               557,400   3,506,604       0.2%
    Alco Holdings, Ltd.                                                            86,000      33,301       0.0%
    Allied Properties HK, Ltd.                                                     74,000      15,646       0.0%
*   Apac Resources, Ltd.                                                          440,000       6,094       0.0%
    APT Satellite Holdings, Ltd.                                                   86,250      56,691       0.0%
    Asia Financial Holdings, Ltd.                                                  72,000      41,285       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.                                9,500      12,866       0.0%
    Asia Standard International Group, Ltd.                                        50,000      10,549       0.0%
    ASM Pacific Technology, Ltd.                                                   50,000     481,729       0.1%
#*  Auto Italia Holdings                                                          475,000       7,906       0.0%
#   Bank of East Asia, Ltd. (The)                                                 111,431     447,942       0.0%
    BEP International Holdings, Ltd.                                            1,050,000      68,912       0.0%
    BOC Hong Kong Holdings, Ltd.                                                  216,000     769,879       0.1%
    Bonjour Holdings, Ltd.                                                        488,000      21,018       0.0%
    Bright Smart Securities & Commodities Group, Ltd.                             182,000      77,130       0.0%
#   Brightoil Petroleum Holdings, Ltd.                                            505,000     145,179       0.0%
*   Burwill Holdings, Ltd.                                                        346,000       9,951       0.0%
    Cafe de Coral Holdings, Ltd.                                                   36,000     127,107       0.0%
#   Cathay Pacific Airways, Ltd.                                                  327,000     430,409       0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                                      28,000     229,147       0.0%
    Cheung Kong Property Holdings, Ltd.                                            56,200     415,467       0.0%
*   China Best Group Holding, Ltd.                                                760,000      19,075       0.0%
*   China Energy Development Holdings, Ltd.                                     1,658,000      20,560       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.                            500,000       6,627       0.0%
*   China Healthcare Enterprise Group, Ltd.                                     1,400,000      24,162       0.0%
*   China Star Entertainment, Ltd.                                                 30,000       2,275       0.0%
#*  China Strategic Holdings, Ltd.                                              2,540,000      60,155       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
HONG KONG -- (Continued)
    Chinese Estates Holdings, Ltd.                                                 16,500 $   29,858       0.0%
    Chow Sang Sang Holdings International, Ltd.                                   103,000    181,851       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                                           216,800    153,739       0.0%
    Chuang's Consortium International, Ltd.                                       264,000     57,678       0.0%
    CITIC Telecom International Holdings, Ltd.                                    506,000    172,607       0.0%
    CK Hutchison Holdings, Ltd.                                                   130,700  1,613,888       0.1%
    CK Life Sciences Int'l Holdings, Inc.                                         648,000     56,708       0.0%
    CLP Holdings, Ltd.                                                             48,500    493,002       0.1%
    CNQC International Holdings, Ltd.                                              97,500     37,674       0.0%
*   Common Splendor International Health Industry Group, Ltd.                     388,000     33,436       0.0%
*   Convoy Global Holdings, Ltd.                                                1,758,000     54,263       0.0%
#*  Cowell e Holdings, Inc.                                                        32,000      9,835       0.0%
    CW Group Holdings, Ltd.                                                       187,500     38,575       0.0%
    Dah Sing Banking Group, Ltd.                                                  155,200    280,287       0.0%
    Dah Sing Financial Holdings, Ltd.                                              61,200    415,122       0.0%
    Dan Form Holdings Co., Ltd.                                                   107,000     37,381       0.0%
    Emperor Capital Group, Ltd.                                                   726,000     76,534       0.0%
    Emperor Entertainment Hotel, Ltd.                                              50,000     12,168       0.0%
    Emperor International Holdings, Ltd.                                          356,000     83,357       0.0%
*   Emperor Watch & Jewellery, Ltd.                                               610,000     24,336       0.0%
*   Enerchina Holdings, Ltd.                                                      948,000     64,580       0.0%
#*  Esprit Holdings, Ltd.                                                         387,800    319,825       0.0%
    Fairwood Holdings, Ltd.                                                         3,000     13,920       0.0%
    Far East Consortium International, Ltd.                                       464,148    189,991       0.0%
    FIH Mobile, Ltd.                                                              648,000    213,842       0.0%
    First Pacific Co., Ltd.                                                       372,000    281,810       0.0%
    First Shanghai Investments, Ltd.                                              232,000     41,088       0.0%
    Fountain SET Holdings, Ltd.                                                    90,000     11,817       0.0%
    Future Bright Holdings, Ltd.                                                   36,000      4,088       0.0%
    G-Resources Group, Ltd.                                                     5,295,000     93,719       0.0%
    Galaxy Entertainment Group, Ltd.                                              126,000    515,923       0.1%
#*  GCL New Energy Holdings, Ltd.                                               1,296,000     76,671       0.0%
    Get Nice Financial Group, Ltd.                                                 26,350      3,594       0.0%
    Get Nice Holdings, Ltd.                                                     1,532,000     53,238       0.0%
    Giordano International, Ltd.                                                  452,000    239,465       0.0%
#*  Global Brands Group Holding, Ltd.                                           1,608,000    182,131       0.0%
    Great Eagle Holdings, Ltd.                                                     65,225    289,333       0.0%
#   Guotai Junan International Holdings, Ltd.                                     691,000    263,869       0.0%
#   Haitong International Securities Group, Ltd.                                  389,661    249,300       0.0%
    Hang Lung Group, Ltd.                                                         118,000    451,378       0.1%
    Hang Lung Properties, Ltd.                                                    205,000    450,818       0.1%
    Hang Seng Bank, Ltd.                                                           44,000    793,510       0.1%
    Hanison Construction Holdings, Ltd.                                             8,757      1,545       0.0%
*   Hao Tian Development Group, Ltd.                                              429,000     21,270       0.0%
    Henderson Land Development Co., Ltd.                                           86,020    508,828       0.1%
    HK Electric Investments & HK Electric Investments, Ltd.                       184,000    181,519       0.0%
    HKBN, Ltd.                                                                     38,000     44,858       0.0%
*   HKR International, Ltd.                                                       181,600     87,269       0.0%
    HKT Trust & HKT, Ltd.                                                         312,000    427,912       0.0%
#   Hong Kong & China Gas Co., Ltd.                                               210,870    411,926       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                                        8,000     56,993       0.0%
    Hong Kong Exchanges and Clearing, Ltd.                                         21,575    570,367       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
HONG KONG -- (Continued)
    Hong Kong Ferry Holdings Co., Ltd.                                             18,000 $   21,142       0.0%
*   Hong Kong Television Network, Ltd.                                            114,000     20,556       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                                         37,000     41,814       0.0%
    Hopewell Holdings, Ltd.                                                        87,000    304,621       0.0%
#*  Hsin Chong Group Holding, Ltd.                                                620,000     27,510       0.0%
#   Hutchison Telecommunications Hong Kong Holdings, Ltd.                         498,000    160,386       0.0%
    Hysan Development Co., Ltd.                                                    63,000    290,769       0.0%
#   IGG, Inc.                                                                      97,000     70,706       0.0%
*   Imagi International Holdings, Ltd.                                            146,400      4,149       0.0%
*   iOne Holdings, Ltd.                                                           500,000     12,860       0.0%
    IPE Group, Ltd.                                                               205,000     44,631       0.0%
    IT, Ltd.                                                                       44,000     16,200       0.0%
    Johnson Electric Holdings, Ltd.                                               101,500    245,329       0.0%
    Kerry Logistics Network, Ltd.                                                 170,000    225,663       0.0%
    Kerry Properties, Ltd.                                                        124,500    394,217       0.0%
    Kingmaker Footwear Holdings, Ltd.                                             110,000     26,895       0.0%
#   Kingston Financial Group, Ltd.                                                608,000    252,398       0.0%
    Kowloon Development Co., Ltd.                                                  95,000     95,089       0.0%
    Kwoon Chung Bus Holdings, Ltd.                                                 22,000     11,242       0.0%
    L'Occitane International SA                                                    66,500    137,800       0.0%
    Lai Sun Development Co., Ltd.                                               3,949,000     80,262       0.0%
*   Landing International Development, Ltd.                                     4,465,000    107,312       0.0%
    Li & Fung, Ltd.                                                             1,390,000    683,291       0.1%
    Lifestyle International Holdings, Ltd.                                        142,500    190,917       0.0%
    Lippo China Resources, Ltd.                                                   810,000     23,618       0.0%
    Lippo, Ltd.                                                                    58,000     35,562       0.0%
    Lisi Group Holdings, Ltd.                                                     544,000     45,556       0.0%
    Liu Chong Hing Investment, Ltd.                                                44,000     61,984       0.0%
    Luk Fook Holdings International, Ltd.                                          91,000    266,841       0.0%
#*  Macau Legend Development, Ltd.                                                657,000    114,922       0.0%
    Man Wah Holdings, Ltd.                                                        356,800    236,806       0.0%
*   Mason Financial Holdings, Ltd.                                                840,000     19,228       0.0%
    Master Glory Group, Ltd.                                                    1,540,000     86,377       0.0%
#   Melco Crown Entertainment, Ltd. ADR                                             3,081     51,576       0.0%
    Melco International Development, Ltd.                                         145,000    189,086       0.0%
#   MGM China Holdings, Ltd.                                                       66,000    108,889       0.0%
*   Midland Holdings, Ltd.                                                         54,000     19,148       0.0%
#   Miramar Hotel & Investment                                                     31,000     62,454       0.0%
*   Mongolian Mining Corp.                                                        721,500     27,725       0.0%
    MTR Corp., Ltd.                                                                64,763    358,403       0.0%
    NagaCorp, Ltd.                                                                406,000    253,605       0.0%
*   NetMind Financial Holdings, Ltd.                                            6,304,000     55,866       0.0%
    New World Development Co., Ltd.                                               990,426  1,231,346       0.1%
#   Newocean Energy Holdings, Ltd.                                                292,000     75,228       0.0%
    NWS Holdings, Ltd.                                                            294,488    521,053       0.1%
    Orient Overseas International, Ltd.                                            67,500    252,489       0.0%
#*  Pacific Basin Shipping, Ltd.                                                  686,000    102,430       0.0%
#   Pacific Textiles Holdings, Ltd.                                               113,000    142,372       0.0%
#*  Paradise Entertainment, Ltd.                                                  132,000     32,479       0.0%
    PCCW, Ltd.                                                                    746,000    444,054       0.0%
    Pico Far East Holdings, Ltd.                                                  246,000     74,828       0.0%
    Playmates Holdings, Ltd.                                                       26,000     30,400       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
HONG KONG -- (Continued)
    Playmates Toys, Ltd.                                                          300,000 $   47,074       0.0%
    Polytec Asset Holdings, Ltd.                                                  110,000      7,947       0.0%
    Power Assets Holdings, Ltd.                                                    39,000    366,042       0.0%
    Prada SpA                                                                      34,300    120,164       0.0%
*   Qianhai Health Holdings, Ltd.                                                 127,499      2,697       0.0%
    Regal Hotels International Holdings, Ltd.                                      54,000     30,091       0.0%
    SA SA International Holdings, Ltd.                                            135,021     61,734       0.0%
    Safety Godown Co., Ltd.                                                         8,000     19,812       0.0%
    Samsonite International SA                                                    110,700    347,334       0.0%
#   Sands China, Ltd.                                                              47,200    204,836       0.0%
    SEA Holdings, Ltd.                                                             46,000    117,118       0.0%
    Shangri-La Asia, Ltd.                                                         408,000    448,105       0.1%
#   Shenwan Hongyuan HK, Ltd.                                                     120,000     66,012       0.0%
#*  Shun Tak Holdings, Ltd.                                                       402,000    135,520       0.0%
*   Singamas Container Holdings, Ltd.                                             234,000     24,397       0.0%
    Sino Land Co., Ltd.                                                           196,169    333,083       0.0%
#   SITC International Holdings Co., Ltd.                                         154,000     91,066       0.0%
    Sitoy Group Holdings, Ltd.                                                     79,000     28,376       0.0%
#   SJM Holdings, Ltd.                                                            491,000    338,896       0.0%
#*  Skyway Securities Group, Ltd.                                               1,300,000     28,242       0.0%
    SmarTone Telecommunications Holdings, Ltd.                                     57,000     86,043       0.0%
*   SOCAM Development, Ltd.                                                        40,000     15,505       0.0%
*   Solartech International Holdings, Ltd.                                        960,000     50,721       0.0%
    Soundwill Holdings, Ltd.                                                        7,500     13,604       0.0%
    Stella International Holdings, Ltd.                                           130,500    226,203       0.0%
    Sun Hung Kai & Co., Ltd.                                                      202,000    127,169       0.0%
    Sun Hung Kai Properties, Ltd.                                                  94,000  1,399,765       0.1%
    Swire Pacific, Ltd. Class A                                                    60,500    628,828       0.1%
    Swire Pacific, Ltd. Class B                                                    70,000    130,902       0.0%
    Swire Properties, Ltd.                                                         31,600     90,745       0.0%
    TAI Cheung Holdings, Ltd.                                                      13,000     11,082       0.0%
    Techtronic Industries Co., Ltd.                                               147,000    552,301       0.1%
#   Television Broadcasts, Ltd.                                                    78,100    282,714       0.0%
#   Texwinca Holdings, Ltd.                                                       194,000    135,721       0.0%
#   Town Health International Medical Group, Ltd.                                 274,000     43,784       0.0%
    Tradelink Electronic Commerce, Ltd.                                            54,000     11,539       0.0%
    Transport International Holdings, Ltd.                                         64,800    195,785       0.0%
#*  Trinity, Ltd.                                                                 262,000     19,250       0.0%
*   TSC Group Holdings, Ltd.                                                       36,000      5,329       0.0%
    Tsui Wah Holdings, Ltd.                                                       264,000     45,256       0.0%
*   United Laboratories International Holdings, Ltd. (The)                        228,000    125,528       0.0%
    Value Partners Group, Ltd.                                                    184,000    175,515       0.0%
    Vantage International Holdings, Ltd.                                           70,000     12,910       0.0%
    Varitronix International, Ltd.                                                 89,000     36,209       0.0%
    Victory City International Holdings, Ltd.                                     264,657     12,434       0.0%
#   Vitasoy International Holdings, Ltd.                                          146,000    304,915       0.0%
#   VST Holdings, Ltd.                                                            156,000     47,354       0.0%
    VTech Holdings, Ltd.                                                           19,800    242,871       0.0%
    WH Group, Ltd.                                                                752,500    609,447       0.1%
    Wharf Holdings, Ltd. (The)                                                     94,000    704,784       0.1%
    Wheelock & Co., Ltd.                                                           93,000    572,332       0.1%
    Win Hanverky Holdings, Ltd.                                                   114,000     19,505       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
HONG KONG -- (Continued)
#   Wynn Macau, Ltd.                                                              127,600 $   195,485       0.0%
    Xinyi Glass Holdings, Ltd.                                                    514,000     441,956       0.0%
    Yue Yuen Industrial Holdings, Ltd.                                            152,000     578,851       0.1%
    Yugang International, Ltd.                                                  1,158,000      20,962       0.0%
                                                                                          -----------       ---
TOTAL HONG KONG                                                                            37,443,678       2.3%
                                                                                          -----------       ---
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.                                       98,373     162,647       0.0%
    MOL Hungarian Oil & Gas P.L.C.                                                  7,620     488,748       0.1%
    OTP Bank P.L.C.                                                                13,890     389,255       0.0%
    Richter Gedeon Nyrt                                                            13,075     280,683       0.0%
                                                                                          -----------       ---
TOTAL HUNGARY                                                                               1,321,333       0.1%
                                                                                          -----------       ---
INDIA -- (2.6%)
*   3M India, Ltd.                                                                     61      12,129       0.0%
    Aarti Industries                                                                5,391      61,137       0.0%
    ABB India, Ltd.                                                                 1,147      18,890       0.0%
    ACC, Ltd.                                                                       6,209     141,218       0.0%
    Adani Enterprises, Ltd.                                                        87,517      87,856       0.0%
    Adani Ports & Special Economic Zone, Ltd.                                      60,077     274,061       0.0%
*   Adani Power, Ltd.                                                             259,907     106,287       0.0%
*   Adani Transmissions, Ltd.                                                      64,975      44,196       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                                          44,938     110,245       0.0%
    Aditya Birla Nuvo, Ltd.                                                        11,731     244,279       0.0%
    Aegis Logistics, Ltd.                                                          25,160      59,663       0.0%
    AIA Engineering, Ltd.                                                           6,190     119,181       0.0%
    Ajanta Pharma, Ltd.                                                             3,571     109,748       0.0%
    Akzo Nobel India, Ltd.                                                            796      19,721       0.0%
    Alembic Pharmaceuticals, Ltd.                                                   3,829      38,249       0.0%
*   Allahabad Bank                                                                 57,693      65,103       0.0%
    Allcargo Logistics, Ltd.                                                       23,631      67,029       0.0%
    Amara Raja Batteries, Ltd.                                                      8,132     125,423       0.0%
    Ambuja Cements, Ltd.                                                           84,545     303,476       0.0%
*   Amtek Auto, Ltd.                                                               25,857      16,932       0.0%
    Andhra Bank                                                                    65,564      55,455       0.0%
    APL Apollo Tubes, Ltd.                                                            912      12,103       0.0%
    Apollo Hospitals Enterprise, Ltd.                                               6,311     126,893       0.0%
    Apollo Tyres, Ltd.                                                             75,359     227,480       0.0%
*   Arvind Infrastructure, Ltd.                                                     2,265       3,237       0.0%
    Arvind, Ltd.                                                                   39,673     247,273       0.0%
    Ashok Leyland, Ltd.                                                           112,751     154,366       0.0%
    Ashoka Buildcon, Ltd.                                                           6,033      14,791       0.0%
    Asian Paints, Ltd.                                                             10,988     177,047       0.0%
    Atul, Ltd.                                                                      1,713      59,846       0.0%
    Aurobindo Pharma, Ltd.                                                         45,410     557,052       0.1%
    Axis Bank, Ltd.                                                                88,752     648,027       0.1%
    Bajaj Auto, Ltd.                                                                6,259     265,513       0.0%
    Bajaj Corp., Ltd.                                                               8,976      54,948       0.0%
    Bajaj Electricals, Ltd.                                                         8,289      33,180       0.0%
    Bajaj Finance, Ltd.                                                             7,380     119,381       0.0%
    Bajaj Finserv, Ltd.                                                             7,994     409,534       0.1%
*   Bajaj Hindusthan Sugar, Ltd.                                                  134,537      34,172       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Bajaj Holdings & Investment, Ltd.                              5,656 $187,904       0.0%
    Balkrishna Industries, Ltd.                                    6,822  109,203       0.0%
    Balmer Lawrie & Co., Ltd.                                      1,239   14,573       0.0%
    Balrampur Chini Mills, Ltd.                                   30,940   54,075       0.0%
*   Bank of Baroda                                                81,542  189,984       0.0%
*   Bank of India                                                 61,338  105,408       0.0%
    BASF India, Ltd.                                                 645   12,002       0.0%
    Bata India, Ltd.                                               8,574   61,781       0.0%
    BEML, Ltd.                                                     2,801   39,434       0.0%
    Berger Paints India, Ltd.                                     12,746   49,422       0.0%
*   Bharat Financial Inclusion, Ltd.                               7,458   98,639       0.0%
    Bharat Forge, Ltd.                                            25,855  341,627       0.1%
    Bharat Heavy Electricals, Ltd.                                69,240  144,079       0.0%
    Bharat Petroleum Corp., Ltd.                                  13,240  132,831       0.0%
    Bharti Airtel, Ltd.                                          103,588  494,685       0.1%
    Bharti Infratel, Ltd.                                          9,951   51,726       0.0%
    Biocon, Ltd.                                                  11,201  155,221       0.0%
    Birla Corp., Ltd.                                              4,364   51,922       0.0%
    Bliss Gvs Pharma, Ltd.                                         9,386   22,214       0.0%
    Blue Dart Express, Ltd.                                          491   37,873       0.0%
    Bodal Chemicals, Ltd.                                         20,599   44,445       0.0%
    Bosch, Ltd.                                                      268   88,087       0.0%
    Britannia Industries, Ltd.                                     1,207   60,023       0.0%
    Cadila Healthcare, Ltd.                                       25,856  161,588       0.0%
    Cairn India, Ltd.                                             64,612  217,851       0.0%
    Can Fin Homes, Ltd.                                            1,328   37,194       0.0%
*   Canara Bank                                                   40,496  190,420       0.0%
    Capital First, Ltd.                                            4,789   51,292       0.0%
    Carborundum Universal, Ltd.                                    3,271   13,930       0.0%
    Castrol India, Ltd.                                            6,494   44,681       0.0%
    CCL Products India, Ltd.                                      16,974   64,216       0.0%
    Ceat, Ltd.                                                     5,780  104,966       0.0%
    Century Plyboards India, Ltd.                                  8,829   33,179       0.0%
    Century Textiles & Industries, Ltd.                            9,320  131,669       0.0%
    Cera Sanitaryware, Ltd.                                          628   25,006       0.0%
    CESC, Ltd.                                                    12,413  116,507       0.0%
    Chambal Fertilizers and Chemicals, Ltd.                       25,062   24,111       0.0%
    Chennai Petroleum Corp., Ltd.                                 10,823   45,963       0.0%
    Chennai Super Kings Cricket, Ltd.                             52,326      331       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                 5,160   90,993       0.0%
    Cipla, Ltd.                                                   46,002  397,961       0.1%
    City Union Bank, Ltd.                                         42,915   96,123       0.0%
    Colgate-Palmolive India, Ltd.                                  6,256   90,901       0.0%
    Container Corp. Of India, Ltd.                                 7,277  149,608       0.0%
    Coromandel International, Ltd.                                21,726   92,860       0.0%
*   Corp. Bank                                                    52,878   33,773       0.0%
    Cox & Kings, Ltd.                                             26,469   89,991       0.0%
    Credit Analysis & Research, Ltd.                               2,440   54,738       0.0%
    CRISIL, Ltd.                                                   1,551   52,007       0.0%
*   Crompton Greaves Consumer Electricals, Ltd.                   84,298  233,472       0.0%
*   Crompton Greaves, Ltd.                                        84,298   96,934       0.0%
    Cummins India, Ltd.                                            2,779   35,766       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Cyient, Ltd.                                                   4,227 $ 31,504       0.0%
    Dabur India, Ltd.                                             27,538  120,291       0.0%
    Dalmia Bharat, Ltd.                                            1,206   36,948       0.0%
*   DCB Bank, Ltd.                                                64,935  128,288       0.0%
    DCM Shriram, Ltd.                                             10,928   42,615       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                5,171   17,094       0.0%
*   Dena Bank                                                     28,299   16,123       0.0%
    Dewan Housing Finance Corp., Ltd.                             55,951  276,117       0.0%
    Dhanuka Agritech, Ltd.                                         1,200   12,595       0.0%
*   Dish TV India, Ltd.                                           76,676  114,723       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                      8,970   33,227       0.0%
    Divi's Laboratories, Ltd.                                      7,498  144,396       0.0%
    DLF, Ltd.                                                     66,242  149,322       0.0%
    Dr Reddy's Laboratories, Ltd.                                 11,918  590,821       0.1%
    Dr Reddy's Laboratories, Ltd. ADR                              2,000   98,580       0.0%
    eClerx Services, Ltd.                                          4,017   91,707       0.0%
    Edelweiss Financial Services, Ltd.                            85,655  158,894       0.0%
    Eicher Motors, Ltd.                                              498  178,693       0.0%
*   EID Parry India, Ltd.                                         20,048   80,825       0.0%
    EIH, Ltd.                                                      6,806   11,373       0.0%
    Elgi Equipments, Ltd.                                          4,230   12,457       0.0%
    Emami, Ltd.                                                    5,571   99,950       0.0%
    Engineers India, Ltd.                                         21,118   85,869       0.0%
*   Eros International Media, Ltd.                                 4,304   12,784       0.0%
    Escorts, Ltd.                                                 21,576  121,550       0.0%
    Essel Propack, Ltd.                                            9,127   33,062       0.0%
    Eveready Industries India, Ltd.                                7,458   29,068       0.0%
    Exide Industries, Ltd.                                        66,245  197,235       0.0%
    FAG Bearings India, Ltd.                                         452   30,316       0.0%
    FDC, Ltd.                                                      5,685   19,420       0.0%
    Federal Bank, Ltd.                                           292,868  360,728       0.1%
    Finolex Cables, Ltd.                                          13,524   91,213       0.0%
    Finolex Industries, Ltd.                                       8,421   58,625       0.0%
*   Firstsource Solutions, Ltd.                                   39,298   23,791       0.0%
*   Fortis Healthcare, Ltd.                                       34,983   94,755       0.0%
    Future Enterprises, Ltd.                                      28,880    7,426       0.0%
*   Future Retail Ltd.                                            28,880   73,123       0.0%
    Gabriel India, Ltd.                                           14,731   28,396       0.0%
    GAIL India, Ltd.                                              58,835  380,133       0.1%
    Gateway Distriparks, Ltd.                                     17,386   65,133       0.0%
    GE T&D India, Ltd.                                             3,174   16,182       0.0%
    Geometric, Ltd.                                                6,645   23,157       0.0%
    GHCL, Ltd.                                                    13,044   54,507       0.0%
    GIC Housing Finance, Ltd.                                      1,320    6,757       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                        677   61,441       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                            766   33,803       0.0%
    Glenmark Pharmaceuticals, Ltd.                                20,005  280,850       0.0%
*   Global Offshore Services, Ltd.                                 1,860    3,484       0.0%
*   GMR Infrastructure, Ltd.                                     375,869   77,505       0.0%
    Godfrey Phillips India, Ltd.                                   3,599   77,489       0.0%
    Godrej Consumer Products, Ltd.                                 6,946  166,383       0.0%
    Godrej Industries, Ltd.                                       10,700   70,063       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
INDIA -- (Continued)
*   Godrej Properties, Ltd.                                        9,451 $   51,594       0.0%
    Granules India, Ltd.                                          15,569     28,663       0.0%
    Great Eastern Shipping Co., Ltd. (The)                        15,077     84,657       0.0%
    Greaves Cotton, Ltd.                                          14,627     30,248       0.0%
    Greenply Industries, Ltd.                                      6,636     28,885       0.0%
    Gruh Finance, Ltd.                                            16,201     81,914       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                             6,618     40,820       0.0%
    Gujarat Fluorochemicals, Ltd.                                  5,776     45,374       0.0%
    Gujarat Gas, Ltd.                                              6,146     52,880       0.0%
    Gujarat Mineral Development Corp., Ltd.                       30,521     52,009       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.          10,666     45,091       0.0%
    Gujarat Pipavav Port, Ltd.                                    18,330     45,922       0.0%
    Gujarat State Petronet, Ltd.                                  46,273    110,065       0.0%
*   Hathway Cable & Datacom, Ltd.                                 11,847      5,460       0.0%
    Havells India, Ltd.                                           16,399    100,113       0.0%
    HCL Technologies, Ltd.                                        24,532    281,944       0.0%
*   HeidelbergCement India, Ltd.                                  18,374     39,932       0.0%
    Hero MotoCorp, Ltd.                                            4,818    241,835       0.0%
    Hexaware Technologies, Ltd.                                   29,440     90,295       0.0%
*   Himachal Futuristic Communications, Ltd.                      98,725     22,794       0.0%
    Himatsingka Seide, Ltd.                                       16,762     70,858       0.0%
    Hindalco Industries, Ltd.                                    188,559    423,084       0.1%
*   Hindustan Construction Co., Ltd.                             119,844     65,251       0.0%
    Hindustan Petroleum Corp., Ltd.                               28,527    199,421       0.0%
    Hindustan Unilever, Ltd.                                      10,633    133,700       0.0%
*   Housing Development & Infrastructure, Ltd.                   104,690    129,439       0.0%
    Housing Development Finance Corp., Ltd.                       51,095  1,054,827       0.1%
    HSIL, Ltd.                                                     8,539     44,810       0.0%
    ICICI Bank, Ltd.                                              67,537    280,713       0.0%
    ICICI Bank, Ltd. Sponsored ADR                                25,500    211,395       0.0%
*   IDBI Bank, Ltd.                                              149,855    165,188       0.0%
    Idea Cellular, Ltd.                                          104,803    120,577       0.0%
    IFCI, Ltd.                                                   257,288    100,279       0.0%
    IIFL Holdings, Ltd.                                           19,133     94,188       0.0%
    IL&FS Transportation Networks, Ltd.                           26,355     44,175       0.0%
    India Cements, Ltd. (The)                                     52,326    124,220       0.0%
    Indiabulls Housing Finance, Ltd.                              59,570    756,188       0.1%
*   Indiabulls Real Estate, Ltd.                                  73,206     95,271       0.0%
    Indian Bank                                                   29,618    101,813       0.0%
    Indian Hotels Co., Ltd.                                       40,918     72,374       0.0%
    Indian Oil Corp., Ltd.                                        36,466    176,671       0.0%
*   Indian Overseas Bank                                         104,415     41,775       0.0%
    Indo Count Industries, Ltd.                                    4,057     50,423       0.0%
    Indraprastha Gas, Ltd.                                         8,455    108,100       0.0%
    IndusInd Bank, Ltd.                                           17,168    307,792       0.1%
    Infosys, Ltd.                                                 49,487    742,156       0.1%
    Infosys, Ltd. Sponsored ADR                                   28,800    439,488       0.1%
    Ingersoll-Rand India, Ltd.                                     1,098     11,949       0.0%
*   Ipca Laboratories, Ltd.                                        8,637     80,115       0.0%
    IRB Infrastructure Developers, Ltd.                           21,048     74,381       0.0%
    ITC, Ltd.                                                     92,642    335,164       0.1%
    Jagran Prakashan, Ltd.                                        17,909     53,060       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Jain Irrigation Systems, Ltd.                                 99,382 $159,366       0.0%
*   Jaiprakash Associates, Ltd.                                  307,679   51,645       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                              91,753   93,848       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                           3,801   22,044       0.0%
*   Jet Airways India, Ltd.                                        3,825   26,831       0.0%
    Jindal Poly Films, Ltd.                                        4,651   29,458       0.0%
    Jindal Saw, Ltd.                                              21,288   20,492       0.0%
*   Jindal Stainless Hisar, Ltd.                                  17,122   25,681       0.0%
*   Jindal Steel & Power, Ltd.                                    91,957  103,959       0.0%
*   JITF Infralogistics, Ltd.                                      1,711    1,052       0.0%
    JK Cement, Ltd.                                                1,370   19,557       0.0%
    JK Lakshmi Cement, Ltd.                                        4,304   31,939       0.0%
    JK Tyre & Industries, Ltd.                                    27,061   57,607       0.0%
    JM Financial, Ltd.                                            64,191   84,750       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.          1,423   31,817       0.0%
    JSW Energy, Ltd.                                             134,833  132,831       0.0%
    JSW Steel, Ltd.                                               22,768  563,797       0.1%
    Jubilant Foodworks, Ltd.                                       2,199   33,150       0.0%
    Jubilant Life Sciences, Ltd.                                  20,287  209,097       0.0%
    Just Dial, Ltd.                                                1,116    7,136       0.0%
    Jyothy Laboratories, Ltd.                                      8,358   44,839       0.0%
    Kajaria Ceramics, Ltd.                                         8,860   82,950       0.0%
    Kalpataru Power Transmission, Ltd.                            11,111   42,596       0.0%
    Kansai Nerolac Paints, Ltd.                                   17,289   99,570       0.0%
    Karnataka Bank, Ltd. (The)                                    35,804   65,584       0.0%
    Karur Vysya Bank, Ltd. (The)                                   6,981   50,707       0.0%
    Kaveri Seed Co., Ltd.                                          6,312   41,002       0.0%
    KEC International, Ltd.                                       17,641   33,466       0.0%
    Kitex Garments, Ltd.                                           4,079   31,481       0.0%
    Kotak Mahindra Bank, Ltd.                                     15,898  194,871       0.0%
    KPIT Technologies, Ltd.                                       51,243  109,963       0.0%
    KPR Mill, Ltd.                                                 1,794   31,508       0.0%
    KRBL, Ltd.                                                    22,183   81,363       0.0%
    Kwality, Ltd.                                                  7,019   15,155       0.0%
    L&T Finance Holdings, Ltd.                                   130,728  210,643       0.0%
    Lakshmi Machine Works, Ltd.                                      557   35,686       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                24,560   56,464       0.0%
    Larsen & Toubro, Ltd.                                         12,181  269,047       0.0%
    LIC Housing Finance, Ltd.                                     63,072  556,375       0.1%
    Lupin, Ltd.                                                   10,607  241,524       0.0%
    Magma Fincorp, Ltd.                                           12,657   22,545       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                  54,883  296,813       0.0%
    Mahindra & Mahindra, Ltd.                                     41,982  826,440       0.1%
*   Mahindra CIE Automotive, Ltd.                                 10,826   32,183       0.0%
    Mahindra Holidays & Resorts India, Ltd.                        1,806   12,141       0.0%
    Manappuram Finance, Ltd.                                     129,524  199,250       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                     40,362   55,670       0.0%
    Marico, Ltd.                                                  27,782  115,564       0.0%
    Marksans Pharma, Ltd.                                         42,845   33,541       0.0%
    Maruti Suzuki India, Ltd.                                      2,296  203,101       0.0%
    Max Financial Services, Ltd.                                  21,042  176,865       0.0%
*   MAX India, Ltd.                                               21,042   44,758       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
*   Max Ventures & Industries, Ltd.                                4,208 $  3,456       0.0%
    McLeod Russel India, Ltd.                                     21,709   55,380       0.0%
    Minda Corp., Ltd.                                              9,569   16,324       0.0%
    Minda Industries, Ltd.                                           834    4,830       0.0%
    MindTree, Ltd.                                                23,204  153,087       0.0%
    MOIL, Ltd.                                                     7,044   34,641       0.0%
    Monsanto India, Ltd.                                             299   10,514       0.0%
    Motherson Sumi Systems, Ltd.                                  23,450  116,515       0.0%
    Motilal Oswal Financial Services, Ltd.                         1,062    9,453       0.0%
    Mphasis, Ltd.                                                 13,000  100,034       0.0%
    MRF, Ltd.                                                        329  235,595       0.0%
    Muthoot Finance, Ltd.                                         23,563  128,815       0.0%
    Natco Pharma, Ltd.                                             6,410   57,456       0.0%
    National Aluminium Co., Ltd.                                 129,176  105,863       0.0%
    Nava Bharat Ventures, Ltd.                                    16,934   35,692       0.0%
    Navneet Education Ltd, Ltd.                                    7,822   13,109       0.0%
    NCC, Ltd.                                                    116,904  162,423       0.0%
    Nestle India, Ltd.                                             1,113  115,596       0.0%
    NHPC, Ltd.                                                   138,291   55,303       0.0%
    NIIT Technologies, Ltd.                                       10,275   63,196       0.0%
*   NIIT, Ltd.                                                    25,692   33,085       0.0%
    Nilkamal, Ltd.                                                 1,276   31,790       0.0%
    NTPC, Ltd.                                                    63,976  143,985       0.0%
    Oberoi Realty, Ltd.                                           19,219  103,658       0.0%
    Oil & Natural Gas Corp., Ltd.                                 25,342  109,552       0.0%
    Oil India, Ltd.                                               10,308   64,192       0.0%
    Omaxe, Ltd.                                                   12,587   31,952       0.0%
    Oracle Financial Services Software, Ltd.                       1,158   55,679       0.0%
    Orient Cement Ltd.                                            11,985   32,139       0.0%
    Oriental Bank of Commerce                                     29,982   57,869       0.0%
    Page Industries, Ltd.                                            383   94,419       0.0%
    PC Jeweller, Ltd.                                             12,062   92,207       0.0%
    Persistent Systems, Ltd.                                       7,028   69,387       0.0%
    Petronet LNG, Ltd.                                            44,569  259,212       0.0%
    Pfizer, Ltd.                                                   1,742   48,016       0.0%
    Phoenix Mills, Ltd. (The)                                        654    3,705       0.0%
    PI Industries, Ltd.                                            4,245   55,023       0.0%
    Pidilite Industries, Ltd.                                      9,967  108,427       0.0%
    Piramal Enterprises, Ltd.                                     11,227  303,647       0.0%
*   Polaris Consulting & Services, Ltd.                              554    1,336       0.0%
    Power Finance Corp., Ltd.                                    133,505  249,795       0.0%
    Power Grid Corp. of India, Ltd.                               42,790  111,933       0.0%
    Praj Industries, Ltd.                                         23,067   29,027       0.0%
    Prestige Estates Projects, Ltd.                               16,255   47,148       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                     492   51,796       0.0%
    PTC India Financial Services, Ltd.                            26,026   15,279       0.0%
    PTC India, Ltd.                                               62,370   69,384       0.0%
*   Punjab National Bank                                          65,184  141,828       0.0%
    PVR, Ltd.                                                      5,888  107,904       0.0%
    Radico Khaitan, Ltd.                                           6,253   13,244       0.0%
    Rain Industries, Ltd.                                         41,827   32,901       0.0%
    Rajesh Exports, Ltd.                                          15,900  114,326       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Rallis India, Ltd.                                            14,400 $ 48,609       0.0%
    Ramco Cements, Ltd. (The)                                     11,819  112,252       0.0%
*   RattanIndia Power, Ltd.                                      183,153   23,424       0.0%
    Raymond, Ltd.                                                  8,074   74,992       0.0%
    Redington India, Ltd.                                         35,945   56,720       0.0%
    Reliance Capital, Ltd.                                        34,496  266,902       0.0%
*   Reliance Communications, Ltd.                                206,334  144,506       0.0%
*   Reliance Defence and Engineering, Ltd.                        36,617   32,934       0.0%
    Reliance Industries, Ltd.                                     47,735  750,074       0.1%
    Reliance Infrastructure, Ltd.                                 19,657  159,128       0.0%
    Reliance Power, Ltd.                                         179,289  126,045       0.0%
    Repco Home Finance, Ltd.                                       5,669   64,130       0.0%
*   Rolta India, Ltd.                                             20,833   19,756       0.0%
    Rural Electrification Corp., Ltd.                            137,514  278,020       0.0%
    Sadbhav Engineering, Ltd.                                     11,510   48,449       0.0%
    Sanofi India, Ltd.                                             1,277   82,975       0.0%
    Shilpa Medicare, Ltd.                                          1,828   16,326       0.0%
    Shilpi Cable Technologies, Ltd.                                8,546   26,039       0.0%
*   Shipping Corp. of India, Ltd.                                 33,640   34,495       0.0%
    Shree Cement, Ltd.                                               484  122,383       0.0%
    Shriram City Union Finance, Ltd.                                 557   21,715       0.0%
    Shriram Transport Finance Co., Ltd.                           23,823  388,867       0.1%
    Siemens, Ltd.                                                  3,779   67,290       0.0%
    Sintex Industries, Ltd.                                       59,414   80,198       0.0%
    SJVN, Ltd.                                                    29,099   14,489       0.0%
    SKF India, Ltd.                                                1,755   36,880       0.0%
    Sobha, Ltd.                                                    8,675   36,822       0.0%
    Somany Ceramics, Ltd.                                          1,346   13,395       0.0%
    Sona Koyo Steering Systems, Ltd.                              30,544   31,427       0.0%
    Sonata Software, Ltd.                                          9,333   21,949       0.0%
    South Indian Bank, Ltd. (The)                                219,423   78,617       0.0%
    SREI Infrastructure Finance, Ltd.                             81,613   90,607       0.0%
    SRF, Ltd.                                                      4,481  122,263       0.0%
    State Bank of Bikaner & Jaipur                                 5,151   53,696       0.0%
    State Bank of India                                           48,940  188,612       0.0%
    State Bank of Travancore                                       4,768   39,093       0.0%
*   Steel Authority of India, Ltd.                               181,378  141,356       0.0%
    Sterlite Technologies, Ltd.                                   27,832   44,151       0.0%
    Strides Shasun, Ltd.                                           6,417  100,254       0.0%
    Sun Pharmaceutical Industries, Ltd.                           20,700  232,193       0.0%
    Sun TV Network, Ltd.                                          29,483  241,754       0.0%
    Sundaram Finance, Ltd.                                         3,400   70,947       0.0%
    Sundram Fasteners, Ltd.                                       13,749   66,472       0.0%
    Supreme Industries, Ltd.                                       5,433   72,973       0.0%
    Supreme Petrochem, Ltd.                                        9,100   31,518       0.0%
*   Suzlon Energy, Ltd.                                          438,124  101,521       0.0%
    Symphony, Ltd.                                                   634   12,138       0.0%
*   Syndicate Bank                                                67,528   74,543       0.0%
    TAKE Solutions, Ltd.                                           8,984   21,960       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                            7,086   39,735       0.0%
    Tata Chemicals, Ltd.                                          13,903  112,905       0.0%
    Tata Communications, Ltd.                                      9,103   86,180       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Tata Consultancy Services, Ltd.                                7,539 $269,860       0.0%
    Tata Elxsi, Ltd.                                               2,397   46,622       0.0%
    Tata Global Beverages, Ltd.                                   99,116  206,749       0.0%
    Tata Motors, Ltd.                                            100,272  797,195       0.1%
    Tata Motors, Ltd. Sponsored ADR                                2,004   78,978       0.0%
    Tata Power Co., Ltd.                                         157,879  184,508       0.0%
    Tata Steel, Ltd.                                              65,816  399,086       0.1%
    TCI Express, Ltd.                                              3,754   16,074       0.0%
    Tech Mahindra, Ltd.                                           51,397  339,247       0.1%
    Thermax, Ltd.                                                  5,959   76,263       0.0%
    Time Technoplast, Ltd.                                        26,268   38,181       0.0%
    Timken India, Ltd.                                             1,416   12,499       0.0%
    Titan Co., Ltd.                                               11,477   65,515       0.0%
    Torrent Pharmaceuticals, Ltd.                                  5,297  112,255       0.0%
    Torrent Power, Ltd.                                           17,607   45,801       0.0%
    Transport Corp. of India, Ltd.                                 7,507   20,813       0.0%
*   Triveni Engineering & Industries, Ltd.                        43,176   39,423       0.0%
    TTK Prestige, Ltd.                                               207   19,829       0.0%
    Tube Investments of India, Ltd.                               17,617  171,094       0.0%
*   TV18 Broadcast, Ltd.                                         162,424  109,520       0.0%
    TVS Motor Co., Ltd.                                           26,131  160,530       0.0%
*   UCO Bank                                                      84,585   44,432       0.0%
    Uflex, Ltd.                                                   11,771   56,297       0.0%
    Ultratech Cement, Ltd.                                         2,714  161,382       0.0%
    Unichem Laboratories, Ltd.                                     9,296   40,253       0.0%
    Union Bank of India                                           53,712  117,866       0.0%
*   Unitech, Ltd.                                                644,762   59,188       0.0%
    United Breweries, Ltd.                                         4,955   64,830       0.0%
*   United Spirits, Ltd.                                           1,729   58,661       0.0%
    UPL, Ltd.                                                     55,722  579,926       0.1%
    V-Guard Industries, Ltd.                                       9,720   30,725       0.0%
    VA Tech Wabag, Ltd.                                            5,375   40,866       0.0%
    Vakrangee, Ltd.                                               19,729   74,489       0.0%
    Vardhman Textiles, Ltd.                                        6,017  102,432       0.0%
    Vedanta, Ltd.                                                181,988  552,267       0.1%
    Vedanta, Ltd. ADR                                              3,300   39,798       0.0%
*   Videocon Industries, Ltd.                                     24,504   38,193       0.0%
*   Vijaya Bank                                                   78,774   51,700       0.0%
    Vinati Organics, Ltd.                                          1,095    9,676       0.0%
    VIP Industries, Ltd.                                          14,795   32,384       0.0%
    Voltas, Ltd.                                                  19,396  111,869       0.0%
    VRL Logistics, Ltd.                                            8,185   36,033       0.0%
    WABCO India, Ltd.                                                150   12,932       0.0%
    Welspun Corp., Ltd.                                            9,813   10,576       0.0%
    Welspun India, Ltd.                                           54,426   47,655       0.0%
*   Whirlpool of India, Ltd.                                       2,336   40,038       0.0%
    Wipro, Ltd.                                                   20,279  141,356       0.0%
*   Wockhardt, Ltd.                                                7,145   93,170       0.0%
    Yes Bank, Ltd.                                                33,788  639,664       0.1%
    Zee Entertainment Enterprises, Ltd.                           46,659  362,020       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    Zensar Technologies, Ltd.                                                       3,695 $    51,286       0.0%
                                                                                          -----------       ---
TOTAL INDIA                                                                                46,087,975       2.8%
                                                                                          -----------       ---
INDONESIA -- (0.7%)
    Ace Hardware Indonesia Tbk PT                                               1,006,800      65,910       0.0%
    Adaro Energy Tbk PT                                                         2,958,000     359,104       0.1%
    Adhi Karya Persero Tbk PT                                                     486,095      84,425       0.0%
*   Agung Podomoro Land Tbk PT                                                  1,187,400      26,199       0.0%
    AKR Corporindo Tbk PT                                                         142,700      77,462       0.0%
*   Alam Sutera Realty Tbk PT                                                   3,082,000     105,814       0.0%
*   Aneka Tambang Persero Tbk PT                                                2,326,546     159,675       0.0%
    Astra Agro Lestari Tbk PT                                                     102,300     119,526       0.0%
    Astra International Tbk PT                                                    699,200     441,131       0.1%
    Bank Bukopin Tbk                                                              264,800      14,000       0.0%
    Bank Central Asia Tbk PT                                                      302,000     359,061       0.0%
*   Bank CIMB Niaga Tbk PT                                                         41,766       3,055       0.0%
    Bank Danamon Indonesia Tbk PT                                                 628,000     185,727       0.0%
    Bank Mandiri Persero Tbk PT                                                   549,700     484,203       0.1%
    Bank Negara Indonesia Persero Tbk PT                                          518,300     221,269       0.0%
*   Bank Pan Indonesia Tbk PT                                                     545,500      33,423       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                        1,042,800     127,067       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                                     877,600      35,971       0.0%
*   Bank Permata Tbk PT                                                           721,600      31,819       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                                          646,100     603,308       0.1%
    Bank Tabungan Negara Persero Tbk PT                                         1,284,600     187,898       0.0%
*   Bank Windu Kentjana International Tbk                                       2,533,800      34,056       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                                       1,149,700      27,442       0.0%
    Blue Bird Tbk PT                                                              116,900      25,069       0.0%
    Bumi Serpong Damai Tbk PT                                                   1,496,600     248,315       0.0%
    Charoen Pokphand Indonesia Tbk PT                                             656,000     185,652       0.0%
    Ciputra Development Tbk PT                                                  2,678,312     324,111       0.0%
    Ciputra Property Tbk PT                                                       705,608      41,136       0.0%
    Ciputra Surya Tbk PT                                                           68,427      15,966       0.0%
*   Citra Marga Nusaphala Persada Tbk PT                                           93,375      10,853       0.0%
*   Delta Dunia Makmur Tbk PT                                                   1,304,200      47,799       0.0%
    Dharma Satya Nusantara Tbk PT                                                 534,500      16,306       0.0%
*   Eagle High Plantations Tbk PT                                               2,066,000      30,200       0.0%
    Elnusa Tbk PT                                                                 496,100      17,182       0.0%
*   Gajah Tunggal Tbk PT                                                          388,100      37,107       0.0%
*   Garuda Indonesia Persero Tbk PT                                             1,664,100      47,941       0.0%
    Global Mediacom Tbk PT                                                      1,815,200     118,121       0.0%
    Gudang Garam Tbk PT                                                            29,700     154,530       0.0%
*   Hanson International Tbk PT                                                 8,890,500      95,288       0.0%
*   Harum Energy Tbk PT                                                            80,800      12,305       0.0%
    Holcim Indonesia Tbk PT                                                       311,600      23,044       0.0%
    Indo Tambangraya Megah Tbk PT                                                 133,100     146,089       0.0%
    Indocement Tunggal Prakarsa Tbk PT                                            178,100     224,247       0.0%
    Indofood CBP Sukses Makmur Tbk PT                                             114,400      82,405       0.0%
    Indofood Sukses Makmur Tbk PT                                                 943,500     613,443       0.1%
*   Indosat Tbk PT                                                                 80,800      40,868       0.0%
    Intiland Development Tbk PT                                                 1,947,500      85,876       0.0%
    Japfa Comfeed Indonesia Tbk PT                                              1,183,200     170,758       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
INDONESIA -- (Continued)
    Jasa Marga Persero Tbk PT                                      147,100 $ 51,027       0.0%
    Kalbe Farma Tbk PT                                             445,600   59,376       0.0%
*   Kawasan Industri Jababeka Tbk PT                             1,286,480   29,571       0.0%
*   Krakatau Steel Persero Tbk PT                                  982,400   49,693       0.0%
    Link Net Tbk PT                                                139,400   53,411       0.0%
*   Lippo Cikarang Tbk PT                                          119,200   55,270       0.0%
    Lippo Karawaci Tbk PT                                        3,203,000  221,561       0.0%
    Matahari Department Store Tbk PT                               156,600  215,961       0.0%
    Matahari Putra Prima Tbk PT                                    381,500   52,723       0.0%
    Mayora Indah Tbk PT                                            590,700   68,760       0.0%
*   Medco Energi Internasional Tbk PT                              459,300   46,002       0.0%
    Media Nusantara Citra Tbk PT                                   694,700  111,739       0.0%
*   Mitra Adiperkasa Tbk PT                                        144,100   60,734       0.0%
*   MNC Investama Tbk PT                                         5,085,700   53,759       0.0%
*   Modernland Realty Tbk PT                                     2,090,900   58,660       0.0%
*   Multipolar Tbk PT                                            3,130,100   91,505       0.0%
    Nippon Indosari Corpindo Tbk PT                                290,900   36,902       0.0%
*   Nusantara Infrastructure Tbk PT                              1,616,300   16,480       0.0%
    Pakuwon Jati Tbk PT                                          3,127,600  172,562       0.0%
    Pan Brothers Tbk PT                                            858,500   28,546       0.0%
*   Panin Financial Tbk PT                                       4,680,600   68,510       0.0%
    Pembangunan Perumahan Persero Tbk PT                           218,900   69,037       0.0%
    Perusahaan Gas Negara Persero Tbk                              891,300  174,586       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT          790,900   92,347       0.0%
    PP Properti Tbk PT                                             723,900   75,022       0.0%
    Ramayana Lestari Sentosa Tbk PT                                579,100   60,783       0.0%
    Salim Ivomas Pratama Tbk PT                                    864,100   33,111       0.0%
    Sawit Sumbermas Sarana Tbk PT                                  207,600   24,182       0.0%
*   Sekawan Intipratama Tbk PT                                     253,200      194       0.0%
    Semen Baturaja Persero Tbk PT                                  971,200  146,905       0.0%
    Semen Indonesia Persero Tbk PT                                 485,800  366,177       0.1%
    Sentul City Tbk PT                                           4,119,800   28,744       0.0%
*   Siloam International Hospitals Tbk PT                           14,700   11,694       0.0%
    Sri Rejeki Isman Tbk PT                                      2,325,400   45,239       0.0%
*   Sugih Energy Tbk PT                                          2,199,900    8,430       0.0%
    Summarecon Agung Tbk PT                                        993,400  125,487       0.0%
    Surya Citra Media Tbk PT                                       442,400   89,847       0.0%
    Surya Semesta Internusa Tbk PT                               1,315,300   56,894       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                     239,600  218,624       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                        288,300   93,084       0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR            6,000  194,940       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                  494,100   78,673       0.0%
    Timah Persero Tbk PT                                         1,283,200   91,448       0.0%
    Tiphone Mobile Indonesia Tbk PT                                985,400   52,472       0.0%
    Total Bangun Persada Tbk PT                                    116,600    7,717       0.0%
    Tower Bersama Infrastructure Tbk PT                            198,600   90,915       0.0%
    Tunas Baru Lampung Tbk PT                                      464,000   39,823       0.0%
    Unilever Indonesia Tbk PT                                       21,600   73,608       0.0%
    United Tractors Tbk PT                                         453,100  749,532       0.1%
*   Vale Indonesia Tbk PT                                          649,900  135,520       0.0%
*   Visi Media Asia Tbk PT                                         972,200   18,913       0.0%
    Waskita Karya Persero Tbk PT                                   100,723   20,217       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDONESIA -- (Continued)
    Wijaya Karya Persero Tbk PT                                                   355,200 $    69,963       0.0%
*   XL Axiata Tbk PT                                                              480,500      81,016       0.0%
                                                                                          -----------       ---
TOTAL INDONESIA                                                                            11,630,052       0.7%
                                                                                          -----------       ---
IRELAND -- (0.4%)
*   Bank of Ireland                                                             2,434,755     521,165       0.0%
    C&C Group P.L.C.                                                               66,385     254,707       0.0%
    CRH P.L.C.                                                                      6,006     194,979       0.0%
    CRH P.L.C. Sponsored ADR                                                       55,962   1,807,573       0.1%
*   FBD Holdings P.L.C.                                                             1,392       9,318       0.0%
    Glanbia P.L.C.                                                                 34,087     555,277       0.0%
*   Independent News & Media P.L.C.                                               186,318      24,107       0.0%
    Irish Continental Group P.L.C.                                                 20,022      93,373       0.0%
    Kerry Group P.L.C. Class A                                                      8,522     618,492       0.0%
    Kingspan Group P.L.C.                                                          32,657     799,711       0.1%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                                             2,721     281,867       0.0%
    Paddy Power Betfair P.L.C.(BWT6H89)                                             6,230     645,608       0.1%
    Smurfit Kappa Group P.L.C.                                                     48,447   1,063,039       0.1%
                                                                                          -----------       ---
TOTAL IRELAND                                                                               6,869,216       0.4%
                                                                                          -----------       ---
ISRAEL -- (0.5%)
*   ADO Group, Ltd.                                                                 2,010      25,898       0.0%
#*  Africa Israel Investments, Ltd.                                                 8,961       2,571       0.0%
    Africa Israel Properties, Ltd.                                                  2,490      42,926       0.0%
*   Airport City, Ltd.                                                             11,582     125,881       0.0%
*   Allot Communications, Ltd.                                                      2,122      11,092       0.0%
    Alrov Properties and Lodgings, Ltd.                                             1,221      26,012       0.0%
    Amot Investments, Ltd.                                                         22,535      94,040       0.0%
    Azrieli Group, Ltd.                                                             2,950     125,587       0.0%
    Bank Hapoalim BM                                                               91,563     528,111       0.1%
*   Bank Leumi Le-Israel BM                                                       150,275     566,996       0.1%
    Bayside Land Corp.                                                                137      53,594       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.                                94,872     172,326       0.0%
    Big Shopping Centers, Ltd.                                                        613      41,200       0.0%
    Blue Square Real Estate, Ltd.                                                     847      34,290       0.0%
*   Cellcom Israel, Ltd.                                                           20,241     152,758       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                                       4,980      57,205       0.0%
    Delek Automotive Systems, Ltd.                                                  8,703      74,365       0.0%
    Delek Group, Ltd.                                                                 757     148,366       0.0%
    Delta-Galil Industries, Ltd.                                                    3,504      99,729       0.0%
    El Al Israel Airlines                                                          71,611      69,809       0.0%
    Elbit Systems, Ltd.(6308913)                                                    1,672     165,448       0.0%
    Elbit Systems, Ltd.(M3760D101)                                                    200      19,760       0.0%
    Electra, Ltd.                                                                     208      28,554       0.0%
    First International Bank Of Israel, Ltd.                                       12,547     161,440       0.0%
    Formula Systems 1985, Ltd.                                                      2,474      95,946       0.0%
    Frutarom Industries, Ltd.                                                       2,673     141,248       0.0%
*   Gilat Satellite Networks, Ltd.                                                  9,794      43,066       0.0%
#   Harel Insurance Investments & Financial Services, Ltd.                         29,786     115,172       0.0%
    Hilan, Ltd.                                                                     2,127      32,635       0.0%
    IDI Insurance Co., Ltd.                                                         1,191      59,077       0.0%
    Industrial Buildings Corp., Ltd.                                               11,439      13,756       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
ISRAEL -- (Continued)
    Israel Chemicals, Ltd.                                                         84,027 $  298,596       0.1%
*   Israel Discount Bank, Ltd. Class A                                            148,658    273,030       0.0%
*   Jerusalem Oil Exploration                                                       2,865    126,090       0.0%
*   Kenon Holdings, Ltd.                                                            1,592     15,470       0.0%
    Matrix IT, Ltd.                                                                 5,033     35,686       0.0%
    Meitav DS Investments, Ltd.                                                     4,027     15,734       0.0%
    Melisron, Ltd.                                                                  3,033    128,851       0.0%
*   Menora Mivtachim Holdings, Ltd.                                                 2,994     26,600       0.0%
#*  Migdal Insurance & Financial Holding, Ltd.                                     68,404     45,170       0.0%
    Mizrahi Tefahot Bank, Ltd.                                                     30,504    397,256       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                                            2,470     13,400       0.0%
    Nice, Ltd.                                                                      3,603    239,160       0.0%
    Nice, Ltd. Sponsored ADR                                                        2,783    184,986       0.0%
*   Nova Measuring Instruments, Ltd.                                                4,257     50,775       0.0%
*   Oil Refineries, Ltd.                                                          358,013    126,379       0.0%
*   Partner Communications Co., Ltd.                                               23,778    110,918       0.0%
    Paz Oil Co., Ltd.                                                               1,510    235,858       0.0%
*   Phoenix Holdings, Ltd. (The)                                                    3,719     10,629       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.                              792     31,901       0.0%
    Sapiens International Corp. NV                                                  4,394     60,120       0.0%
    Shapir Engineering and Industry, Ltd.                                           6,737     13,862       0.0%
#   Shikun & Binui, Ltd.                                                           55,353     95,941       0.0%
    Shufersal, Ltd.                                                                31,362    118,400       0.0%
    Strauss Group, Ltd.                                                             1,894     29,815       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR                             43,337  1,852,223       0.1%
*   Tower Semiconductor, Ltd.                                                       8,119    126,251       0.0%
                                                                                          ----------       ---
TOTAL ISRAEL                                                                               7,991,959       0.5%
                                                                                          ----------       ---
ITALY -- (1.7%)
    A2A SpA                                                                       245,922    334,915       0.0%
    ACEA SpA                                                                        9,035    117,033       0.0%
#   Amplifon SpA                                                                   12,939    136,717       0.0%
    Anima Holding SpA                                                              42,512    207,108       0.0%
    Ansaldo STS SpA                                                                 5,128     58,936       0.0%
*   Arnoldo Mondadori Editore SpA                                                  29,283     28,967       0.0%
    Ascopiave SpA                                                                  12,848     37,561       0.0%
    Assicurazioni Generali SpA                                                    164,855  2,129,488       0.1%
    Astaldi SpA                                                                    14,038     56,661       0.0%
    Atlantia SpA                                                                   15,460    378,522       0.0%
    Autogrill SpA                                                                  20,494    170,810       0.0%
    Azimut Holding SpA                                                             14,625    234,753       0.0%
#*  Banca Carige SpA                                                               49,920     17,040       0.0%
    Banca Generali SpA                                                              7,639    169,865       0.0%
    Banca IFIS SpA                                                                  7,500    217,210       0.0%
    Banca Mediolanum SpA                                                           69,935    483,536       0.1%
#*  Banca Monte dei Paschi di Siena SpA                                            51,953     13,915       0.0%
    Banca Popolare dell'Emilia Romagna SC                                         111,416    523,552       0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                                     17,542         --       0.0%
#   Banca Popolare di Milano Scarl                                              1,114,333    510,719       0.1%
    Banca Popolare di Sondrio SCPA                                                 94,532    315,582       0.0%
    Banco Popolare SC                                                             161,865    467,191       0.0%
    BasicNet SpA                                                                    6,773     25,057       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ITALY -- (Continued)
    Biesse SpA                                                     3,643 $   62,850       0.0%
    Brembo SpA                                                     4,117    254,898       0.0%
#   Brunello Cucinelli SpA                                         3,253     64,436       0.0%
    Buzzi Unicem SpA                                              13,396    260,521       0.0%
    Cairo Communication SpA                                        1,246      5,345       0.0%
    Cementir Holding SpA                                          15,517     75,799       0.0%
    Cerved Information Solutions SpA                              26,502    213,313       0.0%
    CIR-Compagnie Industriali Riunite SpA                        100,957    112,541       0.0%
#   CNH Industrial NV                                            156,507  1,215,064       0.1%
    Credito Emiliano SpA                                          28,501    160,671       0.0%
    Credito Valtellinese SC                                      264,133    116,247       0.0%
#   d'Amico International Shipping SA                             45,205     15,495       0.0%
    Danieli & C Officine Meccaniche SpA                            3,567     66,587       0.0%
    Datalogic SpA                                                  5,165    108,283       0.0%
    Davide Campari-Milano SpA                                     42,684    429,893       0.0%
    De' Longhi SpA                                                 8,984    210,205       0.0%
    DeA Capital SpA                                               21,871     25,873       0.0%
    DiaSorin SpA                                                   2,722    167,288       0.0%
*   Ei Towers SpA                                                  6,027    283,886       0.0%
    El.En. SpA                                                     2,220     48,609       0.0%
    Enel SpA                                                     245,978  1,057,543       0.1%
    Eni SpA                                                      205,577  2,983,386       0.2%
    Eni SpA Sponsored ADR                                            768     22,333       0.0%
    ERG SpA                                                       16,245    180,411       0.0%
    Esprinet SpA                                                  10,197     75,558       0.0%
    Falck Renewables SpA                                          39,458     35,231       0.0%
    Ferrari NV                                                    10,219    538,040       0.1%
#   Fiat Chrysler Automobiles NV                                 102,192    749,162       0.1%
*   Fincantieri SpA                                              173,288     78,611       0.0%
    FinecoBank Banca Fineco SpA                                   25,386    148,355       0.0%
    Geox SpA                                                      27,658     59,578       0.0%
*   Gruppo Editoriale L'Espresso SpA                              14,130     11,754       0.0%
    Gruppo MutuiOnline SpA                                         1,199     10,641       0.0%
    Hera SpA                                                     114,513    292,701       0.0%
    Industria Macchine Automatiche SpA                             2,516    155,610       0.0%
    Infrastrutture Wireless Italiane SpA                          18,334     86,674       0.0%
    Interpump Group SpA                                           17,819    285,785       0.0%
    Intesa Sanpaolo SpA                                          447,783  1,038,261       0.1%
    Iren SpA                                                     102,321    183,610       0.0%
    Italmobiliare SpA                                              1,153     54,709       0.0%
*   Juventus Football Club SpA                                   125,442     40,387       0.0%
    La Doria SpA                                                   3,268     27,508       0.0%
*   Leonardo-Finmeccanica SpA                                     55,327    673,686       0.1%
    Luxottica Group SpA                                            3,454    171,983       0.0%
    Luxottica Group SpA Sponsored ADR                                341     16,924       0.0%
    Maire Tecnimont SpA                                           18,339     44,216       0.0%
    MARR SpA                                                       4,960     91,362       0.0%
    Mediaset SpA                                                 213,731    611,212       0.1%
    Mediobanca SpA                                               101,036    740,117       0.1%
    Moleskine SpA                                                 23,093     61,074       0.0%
    Moncler SpA                                                   18,568    309,119       0.0%
    OVS SpA                                                       28,615    156,755       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
ITALY -- (Continued)
    Parmalat SpA                                                                   83,885 $   221,638       0.0%
    Piaggio & C SpA                                                                65,625     114,400       0.0%
    Prysmian SpA                                                                   24,109     599,533       0.1%
    Recordati SpA                                                                  10,740     303,715       0.0%
    Reply SpA                                                                         615      77,308       0.0%
*   Retelit SpA                                                                    42,365      42,096       0.0%
    SAES Getters SpA                                                                2,847      37,013       0.0%
#*  Safilo Group SpA                                                               10,593     110,859       0.0%
#*  Saipem SpA                                                                  1,265,803     520,513       0.1%
    Salini Impregilo SpA                                                           73,356     204,418       0.0%
#   Salvatore Ferragamo SpA                                                         5,708     139,527       0.0%
    Saras SpA                                                                     127,719     221,841       0.0%
    SAVE SpA                                                                          784      15,391       0.0%
    Snam SpA                                                                       63,393     334,006       0.0%
    Societa Cattolica di Assicurazioni SCRL                                        47,338     286,221       0.0%
    Societa Iniziative Autostradali e Servizi SpA                                  23,339     218,580       0.0%
#*  Sogefi SpA                                                                     14,730      33,858       0.0%
    Tamburi Investment Partners SpA                                                17,957      72,156       0.0%
#*  Telecom Italia SpA                                                          1,172,450   1,019,203       0.1%
*   Telecom Italia SpA Sponsored ADR                                                8,643      74,935       0.0%
    Tenaris SA                                                                     28,100     397,439       0.0%
    Tenaris SA ADR                                                                  1,289      36,350       0.0%
    Terna Rete Elettrica Nazionale SpA                                             90,809     444,503       0.0%
*   Tiscali SpA                                                                   594,547      28,765       0.0%
#   Tod's SpA                                                                       3,175     185,528       0.0%
*   Trevi Finanziaria Industriale SpA                                              41,634      61,362       0.0%
    UniCredit SpA                                                                 234,578     582,131       0.1%
#   Unione di Banche Italiane SpA                                                 124,106     342,409       0.0%
    Unipol Gruppo Finanziario SpA                                                 112,429     344,201       0.0%
    UnipolSai SpA                                                                 241,830     462,140       0.0%
    Vittoria Assicurazioni SpA                                                      1,833      19,605       0.0%
*   Yoox Net-A-Porter Group SpA                                                     7,565     217,614       0.0%
                                                                                          -----------       ---
TOTAL ITALY                                                                                29,294,496       1.8%
                                                                                          -----------       ---
JAPAN -- (17.7%)
    77 Bank, Ltd. (The)                                                            93,000     420,109       0.1%
    ABC-Mart, Inc.                                                                  1,300      79,101       0.0%
    Accordia Golf Co., Ltd.                                                        11,000     111,021       0.0%
    Accretive Co., Ltd.                                                             8,800      32,462       0.0%
    Achilles Corp.                                                                  5,100      73,327       0.0%
*   Acom Co., Ltd.                                                                  8,900      40,954       0.0%
    Adastria Co., Ltd.                                                              5,800     151,833       0.0%
    ADEKA Corp.                                                                    22,000     332,563       0.0%
    Aderans Co., Ltd.                                                              12,300      72,401       0.0%
    Advan Co., Ltd.                                                                 4,100      37,868       0.0%
#   Advantest Corp.                                                                28,000     400,177       0.0%
    Aeon Co., Ltd.                                                                 74,124   1,024,367       0.1%
    Aeon Delight Co., Ltd.                                                          4,000     118,242       0.0%
    Aeon Fantasy Co., Ltd.                                                          2,400      74,429       0.0%
    AEON Financial Service Co., Ltd.                                                8,300     146,116       0.0%
    Aeon Hokkaido Corp.                                                             8,100      42,272       0.0%
    Aeon Mall Co., Ltd.                                                            10,200     151,478       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Ahresty Corp.                                                  5,200 $   58,776       0.0%
#   Ai Holdings Corp.                                              4,000     98,287       0.0%
    Aica Kogyo Co., Ltd.                                           8,900    253,971       0.0%
    Aichi Bank, Ltd. (The)                                         2,000    110,814       0.0%
    Aichi Corp.                                                    6,000     48,547       0.0%
    Aichi Steel Corp.                                              3,000    144,450       0.0%
#   Aida Engineering, Ltd.                                        10,800     92,854       0.0%
    Ain Holdings, Inc.                                             2,600    175,488       0.0%
    Aiphone Co., Ltd.                                              1,400     24,594       0.0%
    Air Water, Inc.                                               32,000    598,721       0.1%
    Airport Facilities Co., Ltd.                                   8,200     44,722       0.0%
#   Aisan Industry Co., Ltd.                                       7,800     63,498       0.0%
    Aisin Seiki Co., Ltd.                                         31,100  1,366,147       0.1%
    Aizawa Securities Co., Ltd.                                    7,000     38,678       0.0%
    Ajinomoto Co., Inc.                                           11,000    244,612       0.0%
#*  Akebono Brake Industry Co., Ltd.                              24,300     46,506       0.0%
    Akita Bank, Ltd. (The)                                        46,000    154,111       0.0%
    Alconix Corp.                                                  4,900     64,756       0.0%
    Alfresa Holdings Corp.                                        15,000    317,010       0.0%
#   Alinco, Inc.                                                   2,600     24,226       0.0%
    Alpen Co., Ltd.                                                6,200    112,977       0.0%
    Alpine Electronics, Inc.                                      13,300    177,532       0.0%
    Alps Electric Co., Ltd.                                       30,700    736,422       0.1%
    Altech Corp.                                                     600     12,934       0.0%
    Amada Holdings Co., Ltd.                                      57,500    654,988       0.1%
    Amano Corp.                                                   12,400    230,708       0.0%
    Amiyaki Tei Co., Ltd.                                          1,600     59,109       0.0%
    Amuse, Inc.                                                    4,600     77,792       0.0%
    ANA Holdings, Inc.                                            45,000    126,395       0.0%
    Anest Iwata Corp.                                              4,400     44,248       0.0%
#   Anicom Holdings, Inc.                                          1,700     38,086       0.0%
    Anritsu Corp.                                                 30,500    161,795       0.0%
    AOKI Holdings, Inc.                                           14,900    180,170       0.0%
    Aomori Bank, Ltd. (The)                                       47,000    158,824       0.0%
    Aoyama Trading Co., Ltd.                                      12,800    450,929       0.1%
    Aozora Bank, Ltd.                                            164,000    541,865       0.1%
    Arakawa Chemical Industries, Ltd.                              3,500     51,959       0.0%
    Arata Corp.                                                    2,100     48,013       0.0%
    Arcland Sakamoto Co., Ltd.                                     7,400     88,141       0.0%
    Arcs Co., Ltd.                                                 6,200    155,571       0.0%
#   Ardepro Co., Ltd.                                             36,100     37,439       0.0%
    Ariake Japan Co., Ltd.                                         1,400     78,214       0.0%
    Arisawa Manufacturing Co., Ltd.                                6,900     36,106       0.0%
    Artnature, Inc.                                                4,300     26,275       0.0%
    As One Corp.                                                   1,700     76,273       0.0%
    Asahi Co., Ltd.                                                4,600     55,595       0.0%
#   Asahi Diamond Industrial Co., Ltd.                            17,500    130,410       0.0%
    Asahi Glass Co., Ltd.                                         99,000    692,387       0.1%
    Asahi Group Holdings, Ltd.                                     9,100    324,606       0.0%
    Asahi Holdings, Inc.                                           7,000    126,064       0.0%
    Asahi Intecc Co., Ltd.                                         4,200    181,896       0.0%
    Asahi Kasei Corp.                                            203,000  1,830,050       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    Asahi Yukizai Corp.                                           6,000 $   11,719       0.0%
    Asanuma Corp.                                                19,000     45,156       0.0%
    Asatsu-DK, Inc.                                               7,300    202,584       0.0%
#   Asia Pile Holdings Corp.                                      5,300     22,079       0.0%
    Asics Corp.                                                  17,400    371,304       0.0%
    ASKA Pharmaceutical Co., Ltd.                                 3,700     63,838       0.0%
#   ASKUL Corp.                                                   3,200    131,769       0.0%
    Astellas Pharma, Inc.                                        15,900    235,985       0.0%
    Ateam, Inc.                                                   1,500     33,961       0.0%
    Atom Corp.                                                   11,800     78,023       0.0%
    Atsugi Co., Ltd.                                             54,000     59,125       0.0%
    Autobacs Seven Co., Ltd.                                     11,500    163,512       0.0%
    Avex Group Holdings, Inc.                                    10,100    133,596       0.0%
    Awa Bank, Ltd. (The)                                         52,000    341,958       0.0%
    Axial Retailing, Inc.                                         4,100    147,283       0.0%
    Azbil Corp.                                                  10,400    308,421       0.0%
    Bandai Namco Holdings, Inc.                                  17,600    527,226       0.1%
    Bando Chemical Industries, Ltd.                               9,000     86,611       0.0%
    Bank of Iwate, Ltd. (The)                                     4,000    168,429       0.0%
    Bank of Kyoto, Ltd. (The)                                    64,000    469,331       0.1%
#   Bank of Nagoya, Ltd. (The)                                    4,100    144,323       0.0%
    Bank of Okinawa, Ltd. (The)                                   6,000    210,609       0.0%
    Bank of Saga, Ltd. (The)                                     44,000    114,737       0.0%
    Bank of the Ryukyus, Ltd.                                     4,300     56,567       0.0%
    Belc Co., Ltd.                                                1,900     76,770       0.0%
    Belluna Co., Ltd.                                            11,800     78,740       0.0%
    Benefit One, Inc.                                             2,700     78,093       0.0%
    Benesse Holdings, Inc.                                        9,500    248,921       0.0%
    Bic Camera, Inc.                                             21,400    184,188       0.0%
    Biofermin Pharmaceutical Co., Ltd.                              400     10,263       0.0%
    BML, Inc.                                                     6,600    175,048       0.0%
#   BP Castrol KK                                                 2,900     38,752       0.0%
    Bridgestone Corp.                                            39,700  1,481,749       0.1%
    Broadleaf Co., Ltd.                                           6,600     74,189       0.0%
#   BRONCO BILLY Co., Ltd.                                        2,200     65,083       0.0%
    Brother Industries, Ltd.                                     51,500    944,987       0.1%
    Bunka Shutter Co., Ltd.                                      10,000     82,928       0.0%
    CAC Holdings Corp.                                            1,600     13,404       0.0%
#   Calbee, Inc.                                                  2,800    101,589       0.0%
    Calsonic Kansei Corp.                                        36,000    451,174       0.1%
#   Can Do Co., Ltd.                                              1,200     20,890       0.0%
    Canon Electronics, Inc.                                       5,400     83,994       0.0%
    Canon Marketing Japan, Inc.                                  10,300    177,889       0.0%
    Canon, Inc.                                                  38,500  1,106,029       0.1%
    Canon, Inc. Sponsored ADR                                     1,500     43,080       0.0%
#   Capcom Co., Ltd.                                             10,100    260,915       0.0%
#   Casio Computer Co., Ltd.                                     27,800    387,214       0.0%
    Cawachi, Ltd.                                                 4,300    110,663       0.0%
    Central Glass Co., Ltd.                                      49,000    200,432       0.0%
    Central Japan Railway Co.                                     2,300    391,106       0.0%
    Central Security Patrols Co., Ltd.                              700     13,779       0.0%
    Central Sports Co., Ltd.                                        500     11,961       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Chiba Bank, Ltd. (The)                                        50,000 $309,239       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                  14,200   62,946       0.0%
    Chiyoda Co., Ltd.                                              5,000  118,711       0.0%
    Chiyoda Corp.                                                 40,000  348,893       0.0%
*   Chiyoda Integre Co., Ltd.                                      4,600   95,207       0.0%
    Chofu Seisakusho Co., Ltd.                                     5,600  143,934       0.0%
    Chori Co., Ltd.                                                2,100   33,298       0.0%
    Chubu Electric Power Co., Inc.                                22,700  334,175       0.0%
    Chubu Shiryo Co., Ltd.                                         8,300   67,267       0.0%
    Chudenko Corp.                                                 8,600  178,768       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                31,000   67,731       0.0%
    Chugai Pharmaceutical Co., Ltd.                                1,900   64,748       0.0%
    Chugoku Bank, Ltd. (The)                                      40,000  536,701       0.1%
#   Chugoku Electric Power Co., Inc. (The)                         9,600  112,334       0.0%
    Chugoku Marine Paints, Ltd.                                   18,000  130,993       0.0%
    Chukyo Bank, Ltd. (The)                                        4,300   95,388       0.0%
    Ci:z Holdings Co., Ltd.                                        3,400   97,481       0.0%
    Citizen Watch Co., Ltd.                                       72,200  405,749       0.0%
    CKD Corp.                                                     13,500  168,121       0.0%
    Clarion Co., Ltd.                                             45,000  147,640       0.0%
    Cleanup Corp.                                                  2,900   24,696       0.0%
    CMIC Holdings Co., Ltd.                                        3,500   51,987       0.0%
#*  CMK Corp.                                                     16,400   86,637       0.0%
    Coca-Cola East Japan Co., Ltd.                                11,800  260,091       0.0%
#   Coca-Cola West Co., Ltd.                                      14,200  419,677       0.1%
    Cocokara fine, Inc.                                            3,300  127,647       0.0%
#   COLOPL, Inc.                                                   6,300   90,591       0.0%
#   Colowide Co., Ltd.                                             4,700   91,316       0.0%
    Computer Engineering & Consulting, Ltd.                        4,200   78,525       0.0%
    COMSYS Holdings Corp.                                         19,500  343,288       0.0%
    Concordia Financial Group, Ltd.                              101,017  468,386       0.1%
    CONEXIO Corp.                                                  3,400   46,159       0.0%
#   COOKPAD, Inc.                                                  8,800   83,611       0.0%
    Cosel Co., Ltd.                                                4,900   58,638       0.0%
    Cosmo Energy Holdings Co., Ltd.                               12,800  167,280       0.0%
    Cosmos Pharmaceutical Corp.                                      600  130,567       0.0%
    Create Restaurants Holdings, Inc.                              7,200   68,262       0.0%
    Create SD Holdings Co., Ltd.                                   3,000   62,800       0.0%
    Credit Saison Co., Ltd.                                       26,000  449,465       0.1%
    Cresco, Ltd.                                                     900   19,586       0.0%
#   CROOZ, Inc.                                                    1,200   27,465       0.0%
    CTI Engineering Co., Ltd.                                      2,500   24,157       0.0%
    CyberAgent, Inc.                                               7,000  203,368       0.0%
*   D.A. Consortium Holdings, Inc.                                 8,900   59,746       0.0%
    Dai Nippon Printing Co., Ltd.                                 40,000  401,211       0.0%
#   Dai Nippon Toryo Co., Ltd.                                    28,000   59,905       0.0%
    Dai-ichi Life Holdings, Inc.                                  36,900  540,990       0.1%
    Dai-ichi Seiko Co., Ltd.                                       2,600   28,724       0.0%
    Daibiru Corp.                                                 12,100  105,110       0.0%
    Daicel Corp.                                                  34,900  458,907       0.1%
    Daido Metal Co., Ltd.                                          9,300  100,296       0.0%
    Daido Steel Co., Ltd.                                         79,000  335,354       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Daidoh, Ltd.                                                   2,500 $    9,839       0.0%
    Daifuku Co., Ltd.                                             11,500    207,791       0.0%
    Daihen Corp.                                                  25,000    144,948       0.0%
    Daiho Corp.                                                   22,000    120,956       0.0%
    Daiichi Jitsugyo Co., Ltd.                                    11,000     60,930       0.0%
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         1,000     32,840       0.0%
    Daiichi Sankyo Co., Ltd.                                      22,100    531,046       0.1%
    Daiichikosho Co., Ltd.                                         8,100    352,123       0.0%
    Daiken Corp.                                                   2,400     49,807       0.0%
#   Daiken Medical Co., Ltd.                                       4,500     34,031       0.0%
    Daikin Industries, Ltd.                                        4,700    450,400       0.1%
#   Daikoku Denki Co., Ltd.                                        1,900     30,472       0.0%
    Daikokutenbussan Co., Ltd.                                     1,300     61,092       0.0%
#*  Daikokuya Holdings Co., Ltd.                                  28,600     20,948       0.0%
    Daikyo, Inc.                                                  97,000    208,166       0.0%
    Daikyonishikawa Corp.                                          6,200     80,278       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       20,000    106,585       0.0%
#   Daio Paper Corp.                                              19,000    228,055       0.0%
    Daisan Bank, Ltd. (The)                                        4,300     72,741       0.0%
    Daiseki Co., Ltd.                                              6,600    135,499       0.0%
#   Daiseki Eco. Solution Co., Ltd.                                1,000     14,171       0.0%
    Daishi Bank, Ltd. (The)                                       88,000    378,393       0.0%
    Daishinku Corp.                                                2,600     27,592       0.0%
    Daito Pharmaceutical Co., Ltd.                                 3,150     69,329       0.0%
    Daito Trust Construction Co., Ltd.                             2,700    452,463       0.1%
    Daiwa House Industry Co., Ltd.                                29,600    812,418       0.1%
    Daiwa Industries, Ltd.                                         9,300     81,000       0.0%
    Daiwa Securities Group, Inc.                                 178,000  1,062,694       0.1%
    Daiwabo Holdings Co., Ltd.                                    55,000    132,910       0.0%
    DCM Holdings Co., Ltd.                                        24,100    211,124       0.0%
    Dena Co., Ltd.                                                21,100    678,827       0.1%
    Denka Co., Ltd.                                              102,000    462,732       0.1%
    Denki Kogyo Co., Ltd.                                         17,000     93,632       0.0%
    Denso Corp.                                                   18,700    813,730       0.1%
    Dentsu, Inc.                                                   6,200    309,065       0.0%
    Denyo Co., Ltd.                                                4,400     54,605       0.0%
    Descente, Ltd.                                                 7,300    101,226       0.0%
*   Dexerials Corp.                                                1,900     15,255       0.0%
    DIC Corp.                                                     19,200    581,603       0.1%
    Digital Arts, Inc.                                             2,100     56,517       0.0%
    Digital Garage, Inc.                                           3,700     69,912       0.0%
#   Dip Corp.                                                      3,500     92,714       0.0%
    Disco Corp.                                                    3,300    398,848       0.0%
#   DKS Co., Ltd.                                                 14,000     45,828       0.0%
    DMG Mori Co., Ltd.                                            27,500    291,672       0.0%
    Don Quijote Holdings Co., Ltd.                                 4,500    171,043       0.0%
    Doshisha Co., Ltd.                                             4,900    101,398       0.0%
    Doutor Nichires Holdings Co., Ltd.                             6,400    128,100       0.0%
    Dowa Holdings Co., Ltd.                                       69,000    512,450       0.1%
    DTS Corp.                                                      6,800    150,647       0.0%
    Duskin Co., Ltd.                                              12,800    245,866       0.0%
    Dydo Drinco, Inc.                                              2,000    110,695       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Eagle Industry Co., Ltd.                                       7,300 $104,153       0.0%
    Earth Chemical Co., Ltd.                                       1,500   69,617       0.0%
    East Japan Railway Co.                                         5,300  466,551       0.1%
    Ebara Corp.                                                   21,000  623,426       0.1%
    Eco's Co., Ltd.                                                3,200   37,687       0.0%
#   EDION Corp.                                                   24,400  216,169       0.0%
#   Ehime Bank, Ltd. (The)                                         8,600  113,451       0.0%
    Eighteenth Bank, Ltd. (The)                                   36,000  111,645       0.0%
    Eiken Chemical Co., Ltd.                                       3,600   98,365       0.0%
    Eisai Co., Ltd.                                                1,800  114,710       0.0%
    Eizo Corp.                                                     5,100  161,048       0.0%
    Elecom Co., Ltd.                                               3,400   69,510       0.0%
    Electric Power Development Co., Ltd.                           5,000  116,435       0.0%
    Elematec Corp.                                                 1,500   25,362       0.0%
    EM Systems Co., Ltd.                                           1,000   16,571       0.0%
    en-japan, Inc.                                                 3,200   61,658       0.0%
    Endo Lighting Corp.                                            3,100   24,220       0.0%
    Enplas Corp.                                                   4,600  142,134       0.0%
    EPS Holdings, Inc.                                             9,200  120,733       0.0%
#   ES-Con Japan, Ltd.                                            15,100   45,929       0.0%
    ESPEC Corp.                                                    7,400   89,538       0.0%
    Excel Co., Ltd.                                                2,600   34,782       0.0%
    Exedy Corp.                                                    7,900  225,719       0.0%
    Ezaki Glico Co., Ltd.                                          3,300  187,591       0.0%
    F@N Communications, Inc.                                       5,300   39,578       0.0%
#   FamilyMart UNY Holdings Co., Ltd.                              6,985  438,090       0.1%
    Fancl Corp.                                                    2,200   33,251       0.0%
    FANUC Corp.                                                    2,800  512,645       0.1%
#   Fast Retailing Co., Ltd.                                         900  303,207       0.0%
    FCC Co., Ltd.                                                  8,800  194,141       0.0%
    Ferrotec Corp.                                                10,100  122,836       0.0%
    FIDEA Holdings Co., Ltd.                                      40,000   71,942       0.0%
    Fields Corp.                                                   3,500   42,433       0.0%
#   Financial Products Group Co., Ltd.                            10,800   94,410       0.0%
    FINDEX, Inc.                                                   2,000   18,843       0.0%
    Foster Electric Co., Ltd.                                      8,500  155,975       0.0%
    FP Corp.                                                       5,200  280,093       0.0%
    France Bed Holdings Co., Ltd.                                  5,200   44,415       0.0%
    FTGroup Co., Ltd.                                              4,100   32,485       0.0%
    Fudo Tetra Corp.                                              62,300  109,590       0.0%
    Fuji Co., Ltd.                                                 3,900   81,909       0.0%
    Fuji Corp., Ltd.                                               7,100   47,500       0.0%
    Fuji Electric Co., Ltd.                                      141,000  704,095       0.1%
    Fuji Heavy Industries, Ltd.                                   17,100  668,208       0.1%
#   Fuji Kyuko Co., Ltd.                                           8,000   91,743       0.0%
#   Fuji Machine Manufacturing Co., Ltd.                          21,900  278,723       0.0%
    Fuji Media Holdings, Inc.                                     11,200  154,604       0.0%
*   Fuji Oil Co., Ltd.                                            23,400   74,624       0.0%
    Fuji Oil Holdings, Inc.                                       11,000  212,130       0.0%
    Fuji Pharma Co., Ltd.                                          2,000   49,512       0.0%
    Fuji Seal International, Inc.                                  3,500  144,264       0.0%
    Fuji Soft, Inc.                                                5,000  132,814       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Fujibo Holdings, Inc.                                          3,100 $   98,035       0.0%
    Fujicco Co., Ltd.                                              1,000     22,879       0.0%
    FUJIFILM Holdings Corp.                                       14,000    529,353       0.1%
    Fujikura Kasei Co., Ltd.                                       8,400     50,559       0.0%
#   Fujikura Rubber, Ltd.                                          2,300     12,539       0.0%
    Fujikura, Ltd.                                                71,000    417,161       0.0%
    Fujimi, Inc.                                                   6,500    101,111       0.0%
    Fujimori Kogyo Co., Ltd.                                       3,700     91,925       0.0%
#   Fujisash Co., Ltd.                                            23,300     19,739       0.0%
    Fujita Kanko, Inc.                                            10,000     33,229       0.0%
    Fujitec Co., Ltd.                                             16,000    183,040       0.0%
    Fujitsu Frontech, Ltd.                                         3,800     45,420       0.0%
    Fujitsu General, Ltd.                                         13,000    298,307       0.0%
    Fujitsu, Ltd.                                                279,000  1,654,784       0.1%
    Fukuda Corp.                                                   6,000     70,651       0.0%
    Fukuda Denshi Co., Ltd.                                          400     24,081       0.0%
    Fukui Bank, Ltd. (The)                                        66,000    174,602       0.0%
    Fukuoka Financial Group, Inc.                                129,000    558,244       0.1%
    Fukushima Bank, Ltd. (The)                                    65,000     60,062       0.0%
    Fukushima Industries Corp.                                     3,500    119,487       0.0%
#   Fukuyama Transporting Co., Ltd.                               40,000    227,803       0.0%
#   FULLCAST Holdings Co., Ltd..                                   5,100     46,908       0.0%
    Fumakilla, Ltd.                                                8,000     50,738       0.0%
#   Funai Electric Co., Ltd.                                       8,500     69,304       0.0%
    Funai Soken Holdings, Inc.                                     3,680     56,865       0.0%
#   Furukawa Battery Co., Ltd. (The)                               2,000     14,167       0.0%
    Furukawa Co., Ltd.                                            86,000    137,321       0.0%
    Furukawa Electric Co., Ltd.                                   17,200    506,032       0.1%
    Furuno Electric Co., Ltd.                                      6,700     51,762       0.0%
    Furusato Industries, Ltd.                                      1,600     22,866       0.0%
    Fuso Chemical Co., Ltd.                                        5,200    110,909       0.0%
    Fuso Pharmaceutical Industries, Ltd.                           1,700     44,270       0.0%
    Futaba Corp.                                                   8,600    140,406       0.0%
    Futaba Industrial Co., Ltd.                                   19,300    115,314       0.0%
    Future Corp.                                                   8,600     57,318       0.0%
    Fuyo General Lease Co., Ltd.                                   4,600    233,282       0.0%
    G-7 Holdings, Inc.                                             2,200     28,169       0.0%
    G-Tekt Corp.                                                   4,900     93,068       0.0%
    GCA Corp.                                                     10,000     74,586       0.0%
    Gecoss Corp.                                                   4,900     44,789       0.0%
    Genky Stores, Inc.                                             1,000     58,839       0.0%
#   Geo Holdings Corp.                                             9,000    114,174       0.0%
    Giken, Ltd.                                                    2,700     47,233       0.0%
    GLOBERIDE, Inc.                                                  800     13,704       0.0%
    Glory, Ltd.                                                   12,000    396,705       0.0%
    GMO internet, Inc.                                            12,200    162,862       0.0%
#   GMO Payment Gateway, Inc.                                      1,800     82,677       0.0%
    Godo Steel, Ltd.                                               3,600     62,829       0.0%
    Goldcrest Co., Ltd.                                            4,500     81,761       0.0%
    Golf Digest Online, Inc.                                       6,700     52,206       0.0%
    Gree, Inc.                                                    27,600    153,045       0.0%
    GS Yuasa Corp.                                                89,000    384,324       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Gun-Ei Chemical Industry Co., Ltd.                               400 $   11,504       0.0%
#   GungHo Online Entertainment, Inc.                             45,100    114,106       0.0%
    Gunma Bank, Ltd. (The)                                        97,000    463,162       0.1%
    Gunze, Ltd.                                                   44,000    147,683       0.0%
    Gurunavi, Inc.                                                 3,800    104,055       0.0%
    H2O Retailing Corp.                                           21,500    319,285       0.0%
    Hachijuni Bank, Ltd. (The)                                    83,100    453,029       0.1%
    Hagiwara Electric Co., Ltd.                                    1,900     35,619       0.0%
    Hakuhodo DY Holdings, Inc.                                    11,200    134,610       0.0%
    Hakuto Co., Ltd.                                               3,000     27,861       0.0%
    Hamakyorex Co., Ltd.                                           4,000     74,488       0.0%
    Hamamatsu Photonics K.K.                                       4,300    130,112       0.0%
    Hankyu Hanshin Holdings, Inc.                                 22,400    741,623       0.1%
    Hanwa Co., Ltd.                                               50,000    305,916       0.0%
#   Happinet Corp.                                                 4,400     46,517       0.0%
    Hard Off Corp. Co., Ltd.                                       3,100     33,946       0.0%
#   Harmonic Drive Systems, Inc.                                   3,600    101,386       0.0%
    Haseko Corp.                                                  43,700    425,280       0.1%
#*  Hayashikane Sangyo Co., Ltd.                                   1,400     11,936       0.0%
    Hazama Ando Corp.                                             43,800    282,357       0.0%
    Heiwa Corp.                                                   13,000    305,387       0.0%
    Heiwa Real Estate Co., Ltd.                                    8,800    125,224       0.0%
    Heiwado Co., Ltd.                                              8,900    185,251       0.0%
    HI-LEX Corp.                                                   4,700    128,490       0.0%
    Hibiya Engineering, Ltd.                                       5,400     84,695       0.0%
    Hiday Hidaka Corp.                                             2,640     65,799       0.0%
    Hikari Tsushin, Inc.                                           1,100    100,975       0.0%
    Hino Motors, Ltd.                                             17,200    187,483       0.0%
    Hioki EE Corp.                                                 2,000     38,707       0.0%
    Hirakawa Hewtech Corp.                                         3,000     27,079       0.0%
#   Hiramatsu, Inc.                                                2,600     15,181       0.0%
    Hirano Tecseed Co., Ltd.                                       1,800     16,521       0.0%
    Hirose Electric Co., Ltd.                                      1,100    145,150       0.0%
    Hiroshima Bank, Ltd. (The)                                    89,000    380,889       0.0%
    Hiroshima Gas Co., Ltd.                                        5,000     17,213       0.0%
#   HIS Co., Ltd.                                                 10,400    283,846       0.0%
    Hisaka Works, Ltd.                                             5,700     44,749       0.0%
    Hisamitsu Pharmaceutical Co., Inc.                             2,400    128,021       0.0%
#   Hitachi Capital Corp.                                         15,300    341,303       0.0%
    Hitachi Chemical Co., Ltd.                                    19,400    453,511       0.1%
    Hitachi Construction Machinery Co., Ltd.                      23,800    497,851       0.1%
    Hitachi High-Technologies Corp.                               13,200    550,519       0.1%
    Hitachi Koki Co., Ltd.                                        17,800    150,729       0.0%
    Hitachi Kokusai Electric, Inc.                                17,000    339,558       0.0%
    Hitachi Maxell, Ltd.                                           4,400     80,184       0.0%
    Hitachi Metals, Ltd.                                          35,700    446,227       0.1%
    Hitachi Transport System, Ltd.                                12,300    253,558       0.0%
    Hitachi Zosen Corp.                                           44,800    225,481       0.0%
    Hitachi, Ltd.                                                498,000  2,654,784       0.2%
    Hitachi, Ltd. ADR                                              2,000    106,860       0.0%
    Hochiki Corp.                                                  4,800     56,534       0.0%
#   Hodogaya Chemical Co., Ltd.                                    1,700     47,582       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Hogy Medical Co., Ltd.                                         2,100 $  138,325       0.0%
    Hokkaido Electric Power Co., Inc.                             30,800    234,237       0.0%
#   Hokkaido Gas Co., Ltd.                                         5,000     12,775       0.0%
    Hokkoku Bank, Ltd. (The)                                      70,000    234,438       0.0%
    Hokuetsu Bank, Ltd. (The)                                      6,600    155,801       0.0%
    Hokuetsu Industries Co., Ltd.                                  6,000     39,175       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                31,900    199,545       0.0%
    Hokuhoku Financial Group, Inc.                                23,300    335,864       0.0%
#   Hokuriku Electric Industry Co., Ltd.                          14,000     17,589       0.0%
    Hokuriku Electric Power Co.                                   13,300    151,068       0.0%
    Hokuto Corp.                                                   5,100     99,257       0.0%
    Honda Motor Co., Ltd.                                        104,700  3,132,792       0.2%
    Honda Motor Co., Ltd. Sponsored ADR                           10,600    316,198       0.0%
#   Honeys Co., Ltd.                                               4,900     57,656       0.0%
    Hoosiers Holdings                                             10,700     54,738       0.0%
    Horiba, Ltd.                                                   7,400    353,860       0.0%
    Hoshizaki Corp.                                                1,700    153,422       0.0%
    Hosiden Corp.                                                 14,100    104,569       0.0%
    Hosokawa Micron Corp.                                         10,000     62,350       0.0%
    House Foods Group, Inc.                                       13,200    294,670       0.0%
    Hoya Corp.                                                     7,500    312,930       0.0%
    Hulic Co., Ltd.                                                9,100     86,647       0.0%
    Hyakugo Bank, Ltd. (The)                                      71,000    261,454       0.0%
    Hyakujushi Bank, Ltd. (The)                                   57,000    194,152       0.0%
    I K K, Inc.                                                    2,500     14,334       0.0%
    I-Net Corp.                                                    1,210     12,599       0.0%
    Ibiden Co., Ltd.                                              29,400    426,800       0.1%
    IBJ Leasing Co., Ltd.                                          6,700    140,129       0.0%
    Ichibanya Co., Ltd.                                              398     15,049       0.0%
    Ichigo, Inc.                                                  31,900    138,305       0.0%
#   Ichikoh Industries, Ltd.                                       4,000     12,331       0.0%
#   Ichinen Holdings Co., Ltd.                                     4,900     47,361       0.0%
    Ichiyoshi Securities Co., Ltd.                                 8,600     64,483       0.0%
    Icom, Inc.                                                     2,700     49,637       0.0%
    Idec Corp.                                                     3,600     32,264       0.0%
    Idemitsu Kosan Co., Ltd.                                      17,200    395,254       0.0%
#   IDOM, Inc.                                                    19,500    101,770       0.0%
#   Ihara Chemical Industry Co., Ltd.                              5,900     50,359       0.0%
*   IHI Corp.                                                    304,000    799,738       0.1%
    Iida Group Holdings Co., Ltd.                                  8,800    170,100       0.0%
    Iino Kaiun Kaisha, Ltd.                                       24,000     89,257       0.0%
    Imasen Electric Industrial                                     3,800     33,787       0.0%
    Inaba Denki Sangyo Co., Ltd.                                   6,300    228,573       0.0%
#   Inaba Seisakusho Co., Ltd.                                     1,000     12,709       0.0%
    Inabata & Co., Ltd.                                           10,800    117,396       0.0%
    Inageya Co., Ltd.                                              1,000     13,544       0.0%
    Ines Corp.                                                     1,800     20,019       0.0%
    Infocom Corp.                                                  3,800     55,880       0.0%
    Infomart Corp.                                                 6,700     79,373       0.0%
    Information Services International-Dentsu, Ltd.                4,900     84,980       0.0%
    Inpex Corp.                                                   88,200    822,797       0.1%
    Intage Holdings, Inc.                                          2,600     46,737       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Internet Initiative Japan, Inc.                                8,100 $  143,034       0.0%
    Inui Global Logistics Co., Ltd.                                5,100     49,088       0.0%
    Iriso Electronics Co., Ltd.                                    2,300    126,605       0.0%
    Iseki & Co., Ltd.                                             46,000    113,776       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                              56,600    572,027       0.1%
*   Ishihara Sangyo Kaisha, Ltd.                                   9,100     69,038       0.0%
#   Istyle, Inc.                                                   5,200     40,964       0.0%
    Isuzu Motors, Ltd.                                            87,000  1,076,116       0.1%
    Ito En, Ltd.                                                  11,100    404,148       0.0%
    ITOCHU Corp.                                                  63,100    796,871       0.1%
    Itochu Enex Co., Ltd.                                         16,500    126,772       0.0%
    Itochu Techno-Solutions Corp.                                  6,100    150,434       0.0%
    Itochu-Shokuhin Co., Ltd.                                      1,200     48,026       0.0%
*   Itoham Yonekyu Holdings, Inc.                                 18,000    171,651       0.0%
    Itoki Corp.                                                    9,300     57,309       0.0%
    IwaiCosmo Holdings, Inc.                                       4,100     35,640       0.0%
    Iwasaki Electric Co., Ltd.                                    17,000     26,211       0.0%
    Iwatani Corp.                                                 52,000    310,552       0.0%
    Iyo Bank, Ltd. (The)                                          61,900    380,425       0.0%
    Izumi Co., Ltd.                                                5,200    240,324       0.0%
    J Front Retailing Co., Ltd.                                   47,900    659,408       0.1%
    J Trust Co., Ltd.                                             20,300    165,961       0.0%
    J-Oil Mills, Inc.                                              2,400     85,338       0.0%
    Jaccs Co., Ltd.                                               37,000    145,105       0.0%
    Jafco Co., Ltd.                                                9,400    312,077       0.0%
#   Jalux, Inc.                                                    1,700     28,634       0.0%
#   Jamco Corp.                                                    3,900     80,420       0.0%
#*  Janome Sewing Machine Co., Ltd.                                7,000     51,673       0.0%
#   Japan Airport Terminal Co., Ltd.                               2,600     99,808       0.0%
    Japan Asia Group, Ltd.                                         2,300      8,314       0.0%
    Japan Aviation Electronics Industry, Ltd.                     16,000    229,119       0.0%
#   Japan Cash Machine Co., Ltd.                                   3,500     49,593       0.0%
    Japan Digital Laboratory Co., Ltd.                             7,000    108,788       0.0%
#*  Japan Display, Inc.                                          100,700    198,251       0.0%
#   Japan Drilling Co., Ltd.                                       2,700     60,600       0.0%
    Japan Exchange Group, Inc.                                    19,600    291,017       0.0%
    Japan Foundation Engineering Co., Ltd.                         8,700     28,738       0.0%
    Japan Lifeline Co., Ltd.                                       1,300     67,332       0.0%
#   Japan Material Co., Ltd.                                       1,300     46,050       0.0%
    Japan Medical Dynamic Marketing, Inc.                          5,000     37,093       0.0%
    Japan Petroleum Exploration Co., Ltd.                          5,500    120,340       0.0%
    Japan Property Management Center Co., Ltd.                     3,600     48,078       0.0%
    Japan Pulp & Paper Co., Ltd.                                  24,000     80,418       0.0%
    Japan Radio Co., Ltd.                                          3,600     46,255       0.0%
    Japan Securities Finance Co., Ltd.                            22,200     98,665       0.0%
    Japan Steel Works, Ltd. (The)                                 12,800    274,934       0.0%
    Japan Tobacco, Inc.                                           16,500    627,332       0.1%
    Japan Wool Textile Co., Ltd. (The)                            16,100    117,397       0.0%
    JCU Corp.                                                      1,900     77,041       0.0%
#   Jeol, Ltd.                                                    32,000    133,733       0.0%
    JFE Holdings, Inc.                                            52,300    749,593       0.1%
    JGC Corp.                                                     30,000    530,332       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Jimoto Holdings, Inc.                                         39,700 $   66,869       0.0%
    Jin Co., Ltd.                                                  1,900     98,646       0.0%
    Joshin Denki Co., Ltd.                                         2,000     17,101       0.0%
    Joyful Honda Co., Ltd.                                         5,300    146,323       0.0%
#   JP-Holdings, Inc.                                             15,500     38,974       0.0%
    JSP Corp.                                                      4,700    112,292       0.0%
    JSR Corp.                                                     29,700    451,335       0.1%
    JTEKT Corp.                                                   44,700    661,494       0.1%
    Juki Corp.                                                    12,700     94,948       0.0%
    Juroku Bank, Ltd. (The)                                       88,000    265,368       0.0%
    Justsystems Corp.                                              6,400     62,727       0.0%
#   JVC Kenwood Corp.                                             44,800    121,066       0.0%
    JX Holdings, Inc.                                            155,900    615,986       0.1%
    K&O Energy Group, Inc.                                         3,100     44,519       0.0%
#   K's Holdings Corp.                                            16,200    280,356       0.0%
    kabu.com Securities Co., Ltd.                                 37,400    117,742       0.0%
*   Kadokawa Dwango                                               10,400    153,580       0.0%
    Kaga Electronics Co., Ltd.                                     4,400     64,283       0.0%
    Kajima Corp.                                                  32,000    215,793       0.0%
    Kakaku.com, Inc.                                               9,000    151,205       0.0%
#   Kaken Pharmaceutical Co., Ltd.                                 3,400    214,106       0.0%
    Kameda Seika Co., Ltd.                                         1,800     94,233       0.0%
    Kamei Corp.                                                    6,600     62,871       0.0%
    Kamigumi Co., Ltd.                                            42,000    358,618       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                  5,000     35,656       0.0%
    Kanamoto Co., Ltd.                                             7,800    187,392       0.0%
    Kandenko Co., Ltd.                                            29,000    285,886       0.0%
    Kaneka Corp.                                                  76,000    628,800       0.1%
    Kaneko Seeds Co., Ltd.                                         3,200     46,387       0.0%
    Kanematsu Corp.                                              106,000    174,420       0.0%
    Kanematsu Electronics, Ltd.                                    2,400     48,419       0.0%
*   Kansai Electric Power Co., Inc. (The)                         23,000    219,886       0.0%
#   Kansai Paint Co., Ltd.                                         7,000    150,431       0.0%
#   Kansai Super Market, Ltd.                                      3,900     56,373       0.0%
    Kansai Urban Banking Corp.                                     7,800     86,458       0.0%
#   Kanto Denka Kogyo Co., Ltd.                                   14,000    117,449       0.0%
    Kao Corp.                                                      7,700    396,215       0.0%
#   Kappa Create Co., Ltd.                                         5,000     57,970       0.0%
    Kasai Kogyo Co., Ltd.                                          8,900    100,801       0.0%
    Katakura Industries Co., Ltd.                                  7,600     92,384       0.0%
    Kato Sangyo Co., Ltd.                                          5,900    142,096       0.0%
    Kato Works Co., Ltd.                                           1,600     40,118       0.0%
    KAWADA TECHNOLOGIES, Inc.                                      1,200     56,506       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.              2,200     43,091       0.0%
    Kawasaki Heavy Industries, Ltd.                              214,000    625,071       0.1%
#   Kawasaki Kisen Kaisha, Ltd.                                  211,740    523,823       0.1%
    Kawasumi Laboratories, Inc.                                    1,300      8,110       0.0%
    KDDI Corp.                                                    41,100  1,249,159       0.1%
    Keihan Holdings Co., Ltd.                                     56,000    378,090       0.0%
    Keihanshin Building Co., Ltd.                                 11,100     57,927       0.0%
    Keihin Corp.                                                  12,600    205,972       0.0%
    Keikyu Corp.                                                  16,000    161,422       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    Keio Corp.                                                   17,000 $  140,704       0.0%
    Keisei Electric Railway Co., Ltd.                             8,999    216,966       0.0%
    Keiyo Bank, Ltd. (The)                                       68,000    285,988       0.0%
#   Keiyo Co., Ltd.                                              10,800     54,501       0.0%
    Kenedix, Inc.                                                46,500    195,510       0.0%
    Kenko Mayonnaise Co., Ltd.                                    2,100     77,001       0.0%
    Kewpie Corp.                                                  8,800    249,926       0.0%
    Key Coffee, Inc.                                              2,900     57,496       0.0%
    Keyence Corp.                                                   500    366,546       0.0%
#   KFC Holdings Japan, Ltd.                                      2,800     49,643       0.0%
#   Kikkoman Corp.                                                3,000     95,440       0.0%
    Kinden Corp.                                                 27,600    332,390       0.0%
#*  Kintetsu Department Store Co., Ltd.                           8,000     26,599       0.0%
    Kintetsu Group Holdings Co., Ltd.                            57,000    230,082       0.0%
    Kintetsu World Express, Inc.                                  9,200    125,136       0.0%
    Kirin Holdings Co., Ltd.                                     29,000    498,558       0.1%
    Kissei Pharmaceutical Co., Ltd.                               4,700    122,835       0.0%
    Kita-Nippon Bank, Ltd. (The)                                  1,500     44,774       0.0%
    Kitagawa Iron Works Co., Ltd.                                 3,200     54,655       0.0%
#   Kito Corp.                                                    5,100     48,273       0.0%
    Kitz Corp.                                                   22,900    131,679       0.0%
    Kiyo Bank, Ltd. (The)                                        19,900    329,914       0.0%
#*  KLab, Inc.                                                   16,600     99,560       0.0%
#*  KNT-CT Holdings Co., Ltd.                                    33,000     36,449       0.0%
    Koa Corp.                                                    11,700    107,739       0.0%
    Kobayashi Pharmaceutical Co., Ltd.                            2,400    125,418       0.0%
    Kobe Bussan Co., Ltd.                                         2,400     75,118       0.0%
*   Kobe Electric Railway Co., Ltd.                               3,000     10,580       0.0%
#*  Kobe Steel, Ltd.                                             65,300    538,876       0.1%
    Kohnan Shoji Co., Ltd.                                        2,200     43,517       0.0%
    Koito Manufacturing Co., Ltd.                                 4,000    210,007       0.0%
#   Kokusai Co., Ltd.                                             1,000      7,894       0.0%
#   Kokuyo Co., Ltd.                                             19,600    259,658       0.0%
    Komatsu Seiren Co., Ltd.                                      7,300     45,430       0.0%
    Komatsu Wall Industry Co., Ltd.                               2,000     33,390       0.0%
    Komatsu, Ltd.                                                47,200  1,050,630       0.1%
#   Komehyo Co., Ltd.                                             3,200     30,383       0.0%
    Komeri Co., Ltd.                                              9,100    222,199       0.0%
    Komori Corp.                                                 14,300    181,475       0.0%
    Konaka Co., Ltd.                                              2,500     11,874       0.0%
#   Konami Holdings Corp.                                        10,500    414,670       0.0%
    Konica Minolta, Inc.                                         73,400    657,446       0.1%
    Konishi Co., Ltd.                                             5,600     66,545       0.0%
    Konoike Transport Co., Ltd.                                   9,600    127,104       0.0%
    Kose Corp.                                                    1,300    118,601       0.0%
#   Koshidaka Holdings Co., Ltd.                                  1,200     19,536       0.0%
    Kotobuki Spirits Co., Ltd.                                    3,900     91,906       0.0%
    Kourakuen Holdings Corp.                                        900     13,345       0.0%
    Krosaki Harima Corp.                                         16,000     48,552       0.0%
#   KRS Corp.                                                     1,900     41,734       0.0%
    Kubota Corp.                                                 18,000    290,130       0.0%
    Kubota Corp. Sponsored ADR                                    1,000     80,730       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Kumagai Gumi Co., Ltd.                                        84,000 $223,081       0.0%
#   Kumiai Chemical Industry Co., Ltd.                             7,200   40,763       0.0%
    Kura Corp.                                                     2,600  131,024       0.0%
    Kurabo Industries, Ltd.                                       50,000   99,895       0.0%
    Kuraray Co., Ltd.                                             64,700  980,885       0.1%
    Kureha Corp.                                                   3,800  145,321       0.0%
    Kurimoto, Ltd.                                                 4,400   82,056       0.0%
    Kurita Water Industries, Ltd.                                 16,900  399,968       0.0%
    Kuriyama Holdings Corp.                                        3,200   44,507       0.0%
    Kuroda Electric Co., Ltd.                                     10,400  202,352       0.0%
    Kusuri No Aoki Co., Ltd.                                       1,500   76,559       0.0%
    KYB Corp.                                                     57,000  260,648       0.0%
    Kyocera Corp.                                                 10,500  510,184       0.1%
    Kyocera Corp. Sponsored ADR                                    1,500   72,870       0.0%
    Kyodo Printing Co., Ltd.                                       5,000   16,948       0.0%
    Kyoei Steel, Ltd.                                              6,900  131,436       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              10,500  124,024       0.0%
    Kyokuto Securities Co., Ltd.                                   8,200  118,642       0.0%
    Kyokuyo Co., Ltd.                                              3,500   92,091       0.0%
    KYORIN Holdings, Inc.                                          8,000  178,791       0.0%
    Kyoritsu Maintenance Co., Ltd.                                 2,960  177,560       0.0%
    Kyowa Exeo Corp.                                              19,800  297,305       0.0%
    Kyowa Hakko Kirin Co., Ltd.                                    9,000  137,323       0.0%
    Kyowa Leather Cloth Co., Ltd.                                  3,500   25,393       0.0%
    Kyudenko Corp.                                                 9,000  289,951       0.0%
    Kyushu Electric Power Co., Inc.                               16,200  147,202       0.0%
    Kyushu Financial Group, Inc.                                  68,699  456,810       0.1%
    LAC Co., Ltd.                                                  2,900   29,497       0.0%
#*  Laox Co., Ltd.                                                10,000   80,671       0.0%
    Lasertec Corp.                                                 4,400   85,352       0.0%
    Lawson, Inc.                                                   2,200  167,167       0.0%
    LEC, Inc.                                                      1,300   32,995       0.0%
    Leopalace21 Corp.                                             51,300  333,542       0.0%
    Life Corp.                                                     2,600   84,401       0.0%
    Linical Co., Ltd.                                              2,800   39,380       0.0%
    Lintec Corp.                                                  14,200  309,289       0.0%
    Lion Corp.                                                    17,000  278,035       0.0%
    LIXIL Group Corp.                                             34,000  780,922       0.1%
    M3, Inc.                                                       6,200  188,673       0.0%
    Mabuchi Motor Co., Ltd.                                        4,300  249,962       0.0%
    Macnica Fuji Electronics Holdings, Inc.                        8,799  110,260       0.0%
    Maeda Corp.                                                   30,000  277,933       0.0%
    Maeda Kosen Co., Ltd.                                          4,900   54,330       0.0%
    Maeda Road Construction Co., Ltd.                             13,000  240,501       0.0%
    Makino Milling Machine Co., Ltd.                              26,000  165,211       0.0%
    Makita Corp.                                                   2,900  200,507       0.0%
    Makita Corp. Sponsored ADR                                       300   20,841       0.0%
    Mandom Corp.                                                   3,100  144,586       0.0%
    Mani, Inc.                                                     3,400   79,122       0.0%
    Mars Engineering Corp.                                           700   13,879       0.0%
    Marubeni Corp.                                               167,100  878,073       0.1%
    Marubun Corp.                                                  2,000   11,428       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Marudai Food Co., Ltd.                                        28,000 $  133,343       0.0%
    Maruha Nichiro Corp.                                          10,300    285,601       0.0%
    Marui Group Co., Ltd.                                         26,100    366,145       0.0%
    Maruichi Steel Tube, Ltd.                                      6,900    222,465       0.0%
    Marusan Securities Co., Ltd.                                   7,700     63,960       0.0%
    Maruwa Co., Ltd.                                               2,000     75,474       0.0%
#   Marvelous, Inc.                                                4,500     31,981       0.0%
    Matsuda Sangyo Co., Ltd.                                       4,300     60,350       0.0%
    Matsui Construction Co., Ltd.                                  6,100     66,858       0.0%
#   Matsui Securities Co., Ltd.                                   12,100     96,810       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                            3,400    175,162       0.0%
#   Matsuya Co., Ltd.                                             10,500     84,004       0.0%
    Matsuya Foods Co., Ltd.                                        1,300     42,162       0.0%
    Max Co., Ltd.                                                  8,000     96,414       0.0%
    Mazda Motor Corp.                                            101,800  1,688,228       0.1%
    McDonald's Holdings Co. Japan, Ltd.                            2,800     80,564       0.0%
    MCJ Co., Ltd.                                                  2,900     26,076       0.0%
    Mebuki Financial Group, Inc.                                 156,490    556,909       0.1%
    MEC Co., Ltd.                                                  2,200     21,773       0.0%
    Medical System Network Co., Ltd.                               8,000     34,219       0.0%
    Medipal Holdings Corp.                                        19,700    336,598       0.0%
#   Megachips Corp.                                                4,800     96,338       0.0%
    Megmilk Snow Brand Co., Ltd.                                   6,100    212,206       0.0%
    Meidensha Corp.                                               52,000    174,016       0.0%
    MEIJI Holdings Co., Ltd.                                       3,400    339,117       0.0%
*   Meiko Electronics Co., Ltd.                                   10,000     35,409       0.0%
    Meiko Network Japan Co., Ltd.                                  7,300     68,699       0.0%
    Meisei Industrial Co., Ltd.                                   10,200     52,316       0.0%
    Meitec Corp.                                                   4,300    146,534       0.0%
    Melco Holdings, Inc.                                           3,000     81,223       0.0%
    Menicon Co., Ltd.                                                900     25,508       0.0%
    METAWATER Co., Ltd.                                            2,100     57,312       0.0%
#   Michinoku Bank, Ltd. (The)                                    32,000     63,722       0.0%
    Micronics Japan Co., Ltd.                                     13,700    158,371       0.0%
    Mie Bank, Ltd. (The)                                           1,800     36,705       0.0%
    Mie Kotsu Group Holdings, Inc.                                12,900     47,595       0.0%
    Milbon Co., Ltd.                                                 900     40,339       0.0%
    MIMAKI ENGINEERING Co., Ltd.                                   6,000     33,553       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                        3,900     49,632       0.0%
    Minato Bank, Ltd. (The)                                        6,800    124,449       0.0%
    Minebea Co., Ltd.                                             55,000    561,247       0.1%
    Ministop Co., Ltd.                                             5,400     93,071       0.0%
    Miraca Holdings, Inc.                                          8,100    391,037       0.0%
    Mirait Holdings Corp.                                         16,500    146,308       0.0%
    Miroku Jyoho Service Co., Ltd.                                 4,600     89,846       0.0%
    Misawa Homes Co., Ltd.                                        10,300     77,503       0.0%
    MISUMI Group, Inc.                                            16,500    300,926       0.0%
    Mito Securities Co., Ltd.                                     14,300     33,198       0.0%
    Mitsuba Corp.                                                  9,000    131,390       0.0%
    Mitsubishi Chemical Holdings Corp.                           293,600  1,927,755       0.1%
    Mitsubishi Corp.                                              49,900  1,086,071       0.1%
    Mitsubishi Electric Corp.                                    112,000  1,515,267       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsubishi Estate Co., Ltd.                                                    15,000 $  298,122       0.0%
    Mitsubishi Gas Chemical Co., Inc.                                              39,500    607,933       0.1%
    Mitsubishi Heavy Industries, Ltd.                                             324,000  1,386,029       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                                 13,000     25,609       0.0%
    Mitsubishi Logistics Corp.                                                     24,000    324,875       0.0%
    Mitsubishi Materials Corp.                                                     30,300    868,124       0.1%
    Mitsubishi Motors Corp.                                                       134,800    748,326       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                                          11,800     71,477       0.0%
*   Mitsubishi Paper Mills, Ltd.                                                    7,300     47,941       0.0%
#   Mitsubishi Pencil Co., Ltd.                                                     2,900    145,050       0.0%
    Mitsubishi Research Institute, Inc.                                             2,400     76,209       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                                   3,900    128,018       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                                       39,000     70,076       0.0%
    Mitsubishi Tanabe Pharma Corp.                                                 12,100    235,520       0.0%
    Mitsubishi UFJ Financial Group, Inc.                                          399,900  2,063,407       0.1%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR                             47,200    243,080       0.0%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                                      148,000    716,495       0.1%
    Mitsuboshi Belting, Ltd.                                                       12,000    103,482       0.0%
    Mitsui & Co., Ltd.                                                             52,600    728,774       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                                  400    110,158       0.0%
    Mitsui Chemicals, Inc.                                                        166,000    817,493       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                                   186,000    258,444       0.0%
    Mitsui Fudosan Co., Ltd.                                                       24,000    546,573       0.1%
    Mitsui High-Tec, Inc.                                                           9,600     64,445       0.0%
    Mitsui Matsushima Co., Ltd.                                                     3,800     44,956       0.0%
    Mitsui Mining & Smelting Co., Ltd.                                            161,000    358,706       0.0%
    Mitsui OSK Lines, Ltd.                                                        245,000    612,666       0.1%
    Mitsui Sugar Co., Ltd.                                                          3,200     72,100       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                                 30,000     90,498       0.0%
#*  Mitsumi Electric Co., Ltd.                                                     24,000    145,730       0.0%
    Miyaji Engineering Group, Inc.                                                 17,000     27,988       0.0%
    Miyazaki Bank, Ltd. (The)                                                      38,000    107,033       0.0%
    Mizuho Financial Group, Inc.                                                1,246,300  2,098,460       0.2%
    Mizuno Corp.                                                                   29,000    156,000       0.0%
    Mochida Pharmaceutical Co., Ltd.                                                2,400    188,045       0.0%
#   Modec, Inc.                                                                     7,400    124,989       0.0%
#   Monex Group, Inc.                                                              65,000    148,976       0.0%
    Monogatari Corp. (The)                                                          1,200     55,181       0.0%
#   MonotaRO Co., Ltd.                                                              6,200    150,798       0.0%
#   MORESCO Corp.                                                                   1,600     21,388       0.0%
    Morinaga & Co., Ltd.                                                            7,200    334,910       0.0%
    Morinaga Milk Industry Co., Ltd.                                               52,000    418,837       0.1%
    Morita Holdings Corp.                                                           8,000    120,518       0.0%
#   Morito Co., Ltd.                                                                2,100     16,127       0.0%
    MS&AD Insurance Group Holdings, Inc.                                           18,300    543,269       0.1%
    MTI, Ltd.                                                                      10,300     64,005       0.0%
    Mugen Estate Co., Ltd.                                                          4,400     31,973       0.0%
    Murata Manufacturing Co., Ltd.                                                  5,924    827,236       0.1%
    Musashi Seimitsu Industry Co., Ltd.                                             6,200    151,856       0.0%
    Musashino Bank, Ltd. (The)                                                      8,100    223,651       0.0%
    Nabtesco Corp.                                                                 15,500    462,932       0.1%
#   Nachi-Fujikoshi Corp.                                                          50,000    189,631       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nagase & Co., Ltd.                                            29,300 $  374,743       0.0%
    Nagatanien Holdings Co., Ltd.                                  4,000     51,046       0.0%
    Nagawa Co., Ltd.                                               1,400     57,927       0.0%
    Nagoya Railroad Co., Ltd.                                     61,000    321,885       0.0%
    Nakanishi, Inc.                                                3,300    118,076       0.0%
    Nakano Corp.                                                   6,200     25,171       0.0%
*   Nakayama Steel Works, Ltd.                                     3,600     22,908       0.0%
    Namura Shipbuilding Co., Ltd.                                 14,100     85,980       0.0%
    Nankai Electric Railway Co., Ltd.                             40,000    181,629       0.0%
#   Nanto Bank, Ltd. (The)                                         6,700    254,729       0.0%
    Natori Co., Ltd.                                                 800     13,977       0.0%
    NEC Capital Solutions, Ltd.                                    2,400     40,005       0.0%
    NEC Corp.                                                    423,000  1,131,111       0.1%
    NEC Networks & System Integration Corp.                        6,400    113,739       0.0%
    NET One Systems Co., Ltd.                                     27,100    196,837       0.0%
    Neturen Co., Ltd.                                              7,400     59,981       0.0%
    Nexon Co., Ltd.                                                7,200    122,566       0.0%
#   Next Co., Ltd.                                                 7,800     65,466       0.0%
    NGK Insulators, Ltd.                                          15,000    275,320       0.0%
    NGK Spark Plug Co., Ltd.                                      38,700    768,014       0.1%
    NH Foods, Ltd.                                                24,000    575,127       0.1%
    NHK Spring Co., Ltd.                                          53,800    509,236       0.1%
    Nichi-iko Pharmaceutical Co., Ltd.                             9,300    166,811       0.0%
    Nichias Corp.                                                 22,000    195,743       0.0%
    Nichiban Co., Ltd.                                             8,000     72,226       0.0%
    Nichicon Corp.                                                16,100    137,985       0.0%
    Nichiha Corp.                                                  6,800    167,948       0.0%
#   NichiiGakkan Co., Ltd.                                         6,900     57,437       0.0%
    Nichirei Corp.                                                25,000    546,666       0.1%
    Nichireki Co., Ltd.                                            7,000     55,084       0.0%
    Nidec Corp.                                                    3,300    319,308       0.0%
#   Nifco, Inc.                                                    7,700    443,457       0.1%
#   Nihon Chouzai Co., Ltd.                                        1,700     71,011       0.0%
#   Nihon Dempa Kogyo Co., Ltd.                                    5,400     43,548       0.0%
    Nihon House Holdings Co., Ltd.                                14,000     52,494       0.0%
    Nihon Kohden Corp.                                             8,300    202,306       0.0%
    Nihon M&A Center, Inc.                                         7,200    233,667       0.0%
#   Nihon Nohyaku Co., Ltd.                                       11,400     62,255       0.0%
    Nihon Parkerizing Co., Ltd.                                   16,600    228,731       0.0%
    Nihon Plast Co., Ltd.                                          4,100     38,619       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                  3,500     49,479       0.0%
#   Nihon Unisys, Ltd.                                            14,900    181,579       0.0%
    Nihon Yamamura Glass Co., Ltd.                                27,000     49,356       0.0%
    Nikkiso Co., Ltd.                                             15,900    140,509       0.0%
    Nikkon Holdings Co., Ltd.                                     15,300    328,600       0.0%
    Nikon Corp.                                                   25,400    383,868       0.0%
    Nintendo Co., Ltd.                                             1,100    265,166       0.0%
    Nippo Corp.                                                   13,000    250,773       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                      4,800     93,571       0.0%
    Nippon Carbide Industries Co., Inc.                           20,000     26,622       0.0%
#   Nippon Carbon Co., Ltd.                                       31,000     60,128       0.0%
#   Nippon Ceramic Co., Ltd.                                       3,000     55,355       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Chemi-Con Corp.                                        38,000 $   66,105       0.0%
    Nippon Chemiphar Co., Ltd.                                       900     37,343       0.0%
#   Nippon Coke & Engineering Co., Ltd.                           28,100     24,808       0.0%
#   Nippon Commercial Development Co., Ltd.                        5,100     89,313       0.0%
#   Nippon Concrete Industries Co., Ltd.                          12,300     44,367       0.0%
    Nippon Denko Co., Ltd.                                        38,000     70,543       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                7,700    140,287       0.0%
    Nippon Electric Glass Co., Ltd.                               80,000    435,198       0.1%
    Nippon Express Co., Ltd.                                      66,000    326,003       0.0%
    Nippon Flour Mills Co., Ltd.                                  15,500    229,233       0.0%
    Nippon Gas Co., Ltd.                                           9,400    284,474       0.0%
    Nippon Hume Corp.                                              7,200     47,662       0.0%
    Nippon Kanzai Co., Ltd.                                        2,200     32,080       0.0%
    Nippon Kayaku Co., Ltd.                                       28,000    322,644       0.0%
    Nippon Koei Co., Ltd.                                         22,000    103,211       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        136,100    309,901       0.0%
    Nippon Paint Holdings Co., Ltd.                                5,600    190,411       0.0%
#   Nippon Paper Industries Co., Ltd.                             23,700    443,586       0.1%
    Nippon Parking Development Co., Ltd.                          53,200     72,319       0.0%
    Nippon Pillar Packing Co., Ltd.                                4,700     48,268       0.0%
    Nippon Piston Ring Co., Ltd.                                   1,400     21,367       0.0%
    Nippon Road Co., Ltd. (The)                                   20,000     82,065       0.0%
    Nippon Seiki Co., Ltd.                                        10,000    193,342       0.0%
#*  Nippon Sharyo, Ltd.                                           27,000     68,385       0.0%
*   Nippon Sheet Glass Co., Ltd.                                   8,700     70,664       0.0%
    Nippon Shinyaku Co., Ltd.                                      2,000    101,526       0.0%
    Nippon Shokubai Co., Ltd.                                      5,400    372,654       0.0%
    Nippon Signal Co., Ltd.                                       13,500    119,803       0.0%
    Nippon Soda Co., Ltd.                                         36,000    159,587       0.0%
    Nippon Steel & Sumikin Bussan Corp.                            4,000    146,600       0.0%
    Nippon Steel & Sumitomo Metal Corp.                           49,580    982,322       0.1%
    Nippon Suisan Kaisha, Ltd.                                    61,700    296,552       0.0%
#   Nippon Systemware Co., Ltd.                                    3,100     47,967       0.0%
    Nippon Telegraph & Telephone Corp.                             9,300    412,333       0.0%
    Nippon Telegraph & Telephone Corp. ADR                         1,800     79,902       0.0%
    Nippon Thompson Co., Ltd.                                     24,000     94,950       0.0%
    Nippon Valqua Industries, Ltd.                                 4,800     65,044       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                  27,300     40,009       0.0%
    Nippon Yusen K.K.                                            359,000    734,697       0.1%
    Nipro Corp.                                                   32,300    398,871       0.0%
*   Nishi-Nippon Financial Holdings, Inc.                         37,800    376,306       0.0%
    Nishi-Nippon Railroad Co., Ltd.                               57,000    270,216       0.0%
    Nishimatsu Construction Co., Ltd.                             69,000    322,236       0.0%
    Nishimatsuya Chain Co., Ltd.                                   5,500     77,426       0.0%
    Nishio Rent All Co., Ltd.                                      3,900    117,757       0.0%
    Nissan Chemical Industries, Ltd.                               7,400    250,894       0.0%
    Nissan Motor Co., Ltd.                                       257,500  2,619,414       0.2%
    Nissan Shatai Co., Ltd.                                       15,100    155,894       0.0%
#   Nissei ASB Machine Co., Ltd.                                   2,600     46,914       0.0%
    Nissei Build Kogyo Co., Ltd.                                  16,000     74,792       0.0%
    Nissei Plastic Industrial Co., Ltd.                            1,200      9,487       0.0%
#   Nissha Printing Co., Ltd.                                      6,600    159,780       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nisshin Oillio Group, Ltd. (The)                              37,000 $  168,215       0.0%
    Nisshin Seifun Group, Inc.                                    23,600    347,634       0.0%
    Nisshin Steel Co., Ltd.                                       25,700    341,865       0.0%
    Nisshinbo Holdings, Inc.                                      33,900    337,517       0.0%
    Nissin Corp.                                                  17,000     56,460       0.0%
    Nissin Electric Co., Ltd.                                      8,900    118,681       0.0%
    Nissin Foods Holdings Co., Ltd.                                2,300    133,122       0.0%
    Nissin Kogyo Co., Ltd.                                         9,600    142,033       0.0%
    Nissin Sugar Co., Ltd.                                         3,300     47,758       0.0%
    Nitori Holdings Co., Ltd.                                      2,000    238,904       0.0%
    Nitta Corp.                                                    4,800    124,230       0.0%
    Nittetsu Mining Co., Ltd.                                      1,600     66,760       0.0%
    Nitto Boseki Co., Ltd.                                        34,000    110,531       0.0%
    Nitto Denko Corp.                                             10,400    724,551       0.1%
#   Nitto FC Co., Ltd.                                             1,800     14,533       0.0%
    Nitto Kogyo Corp.                                              8,300    121,756       0.0%
    Nitto Kohki Co., Ltd.                                          1,200     27,730       0.0%
    Nittoc Construction Co., Ltd.                                 10,600     50,036       0.0%
    Nittoku Engineering Co., Ltd.                                  4,200     51,789       0.0%
    Noevir Holdings Co., Ltd.                                      1,700     51,486       0.0%
    NOF Corp.                                                     28,000    304,356       0.0%
    Nohmi Bosai, Ltd.                                              3,900     58,216       0.0%
#   Nojima Corp.                                                   7,200     93,283       0.0%
    NOK Corp.                                                     25,600    576,915       0.1%
    Nomura Co., Ltd.                                               4,800     77,844       0.0%
    Nomura Holdings, Inc.                                        170,100    852,020       0.1%
    Nomura Holdings, Inc. Sponsored ADR                           10,300     51,294       0.0%
    Nomura Real Estate Holdings, Inc.                             26,800    452,562       0.1%
    Nomura Research Institute, Ltd.                                3,730    129,373       0.0%
    Noritake Co., Ltd.                                             2,400     54,780       0.0%
#   Noritsu Koki Co., Ltd.                                         5,700     43,074       0.0%
    Noritz Corp.                                                   7,800    161,660       0.0%
    North Pacific Bank, Ltd.                                      88,900    331,543       0.0%
    NS Solutions Corp.                                             9,300    177,337       0.0%
    NS United Kaiun Kaisha, Ltd.                                  26,000     36,110       0.0%
    NSD Co., Ltd.                                                  2,870     46,190       0.0%
    NSK, Ltd.                                                     70,200    780,379       0.1%
    NTN Corp.                                                    114,000    431,520       0.1%
    NTT Data Corp.                                                 3,100    159,976       0.0%
    NTT DOCOMO, Inc.                                              61,000  1,531,953       0.1%
    NTT DOCOMO, Inc. Sponsored ADR                                 1,100     27,654       0.0%
    NTT Urban Development Corp.                                   11,200    102,964       0.0%
#   Nuflare Technology, Inc.                                       1,900    101,904       0.0%
    OAK Capital Corp.                                             26,300     39,529       0.0%
    Obara Group, Inc.                                              4,300    185,309       0.0%
    Obayashi Corp.                                                31,100    299,593       0.0%
    Obayashi Road Corp.                                            7,000     43,970       0.0%
    Obic Co., Ltd.                                                 1,700     88,312       0.0%
    Odakyu Electric Railway Co., Ltd.                              7,999    163,210       0.0%
    Odelic Co., Ltd.                                                 500     19,421       0.0%
    Oenon Holdings, Inc.                                          16,000     39,342       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                               78,000    279,034       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Ohsho Food Service Corp.                                       2,000 $   76,969       0.0%
    Oiles Corp.                                                    3,400     61,634       0.0%
#   Oita Bank, Ltd. (The)                                         27,000    102,258       0.0%
    Oji Holdings Corp.                                           129,000    545,437       0.1%
    Okabe Co., Ltd.                                                9,300     79,366       0.0%
    Okamoto Industries, Inc.                                       9,000     97,408       0.0%
    Okamura Corp.                                                 10,400    102,033       0.0%
    Okasan Securities Group, Inc.                                 44,000    233,893       0.0%
    Oki Electric Industry Co., Ltd.                               22,700    296,169       0.0%
#   Okinawa Cellular Telephone Co.                                   400     12,505       0.0%
#   Okinawa Electric Power Co., Inc. (The)                         5,625    130,306       0.0%
#   OKK Corp.                                                     24,000     24,656       0.0%
#   OKUMA Corp.                                                   29,000    242,685       0.0%
    Okumura Corp.                                                 42,000    242,035       0.0%
    Okuwa Co., Ltd.                                                4,000     41,880       0.0%
    Olympus Corp.                                                  8,700    310,116       0.0%
    Omron Corp.                                                   12,500    479,760       0.1%
    Ono Pharmaceutical Co., Ltd.                                   2,500     63,384       0.0%
    Onoken Co., Ltd.                                               4,100     50,542       0.0%
    Onward Holdings Co., Ltd.                                     34,000    227,586       0.0%
    Open House Co., Ltd.                                           8,400    177,438       0.0%
    OPT Holding, Inc.                                              4,300     28,976       0.0%
    Optex Co., Ltd.                                                1,900     48,394       0.0%
    Oracle Corp. Japan                                             1,700     92,519       0.0%
    Organo Corp.                                                   8,000     34,504       0.0%
#*  Orient Corp.                                                  64,800    120,723       0.0%
    Oriental Land Co., Ltd.                                        2,600    151,874       0.0%
    ORIX Corp.                                                   116,400  1,844,520       0.1%
    Osaka Gas Co., Ltd.                                           54,000    224,597       0.0%
    Osaka Soda Co., Ltd.                                          22,000     94,056       0.0%
    Osaka Steel Co., Ltd.                                          3,400     63,746       0.0%
#   OSAKA Titanium Technologies Co., Ltd.                          2,800     37,526       0.0%
    Osaki Electric Co., Ltd.                                       8,000     76,781       0.0%
#   OSG Corp.                                                     18,300    389,765       0.0%
    OSJB Holdings Corp.                                           37,300     88,736       0.0%
    Otsuka Corp.                                                   3,400    161,766       0.0%
    Otsuka Holdings Co., Ltd.                                      9,100    398,269       0.0%
#   Otsuka Kagu, Ltd.                                              3,100     34,682       0.0%
#   Outsourcing, Inc.                                              2,200     83,488       0.0%
    Oyo Corp.                                                      7,600     87,883       0.0%
    Pacific Industrial Co., Ltd.                                  13,100    161,085       0.0%
*   Pacific Metals Co., Ltd.                                      39,000    117,367       0.0%
    Pack Corp. (The)                                               2,500     67,826       0.0%
#   PAL GROUP Holdings Co., Ltd.                                   4,100    101,577       0.0%
    PALTAC Corp.                                                   9,600    235,585       0.0%
    PanaHome Corp.                                                24,000    178,499       0.0%
    Panasonic Corp.                                              162,700  1,678,390       0.1%
    Panasonic Corp. Sponsored ADR                                  5,200     52,156       0.0%
    Paramount Bed Holdings Co., Ltd.                               4,200    159,959       0.0%
    Parco Co., Ltd.                                                6,200     57,438       0.0%
#   Park24 Co., Ltd.                                               5,900    182,303       0.0%
#   Pasco Corp.                                                    8,000     28,737       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Pasona Group, Inc.                                             5,800 $   49,205       0.0%
#   PC Depot Corp.                                                 6,600     32,297       0.0%
    Penta-Ocean Construction Co., Ltd.                            67,200    400,454       0.0%
    Pigeon Corp.                                                   8,400    236,322       0.0%
    Pilot Corp.                                                    3,700    165,427       0.0%
    Piolax, Inc.                                                   3,100    197,088       0.0%
*   Pioneer Corp.                                                 92,300    226,377       0.0%
    Plenus Co., Ltd.                                               5,500    113,201       0.0%
    Pocket Card Co., Ltd.                                          5,700     27,144       0.0%
#   Pola Orbis Holdings, Inc.                                      1,800    149,777       0.0%
    Poletowin Pitcrew Holdings, Inc.                               6,000     49,918       0.0%
    Press Kogyo Co., Ltd.                                         24,300    118,339       0.0%
    Pressance Corp.                                                6,400     73,753       0.0%
    Prestige International, Inc.                                   9,000     67,731       0.0%
    Prima Meat Packers, Ltd.                                      43,000    156,130       0.0%
    Pronexus, Inc.                                                 4,200     44,341       0.0%
    Proto Corp.                                                    3,200     36,294       0.0%
#   PS Mitsubishi Construction Co., Ltd.                           6,500     22,658       0.0%
    Qol Co., Ltd.                                                  5,500     86,722       0.0%
    Raito Kogyo Co., Ltd.                                         12,400    149,276       0.0%
    Rakuten, Inc.                                                 17,700    204,057       0.0%
#   Raysum Co., Ltd.                                               4,600     30,069       0.0%
#   Relo Group, Inc.                                               1,300    215,265       0.0%
    Rengo Co., Ltd.                                               48,000    301,022       0.0%
    Resona Holdings, Inc.                                        239,400  1,061,135       0.1%
#   Resorttrust, Inc.                                              9,900    197,884       0.0%
    Rheon Automatic Machinery Co., Ltd.                            6,000     46,870       0.0%
    Ricoh Co., Ltd.                                               76,400    622,677       0.1%
    Ricoh Leasing Co., Ltd.                                        5,000    144,439       0.0%
#   Right On Co., Ltd.                                             5,000     49,260       0.0%
    Riken Corp.                                                    2,300     84,216       0.0%
    Riken Keiki Co., Ltd.                                          2,900     35,769       0.0%
    Riken Technos Corp.                                           12,200     63,857       0.0%
    Riken Vitamin Co., Ltd.                                        1,300     56,416       0.0%
    Ringer Hut Co., Ltd.                                           1,900     48,374       0.0%
    Rinnai Corp.                                                     800     76,853       0.0%
#   Rion Co., Ltd.                                                 1,800     27,507       0.0%
    Riso Kagaku Corp.                                              6,100    105,661       0.0%
    Rock Field Co., Ltd.                                           3,400     47,220       0.0%
    Rohm Co., Ltd.                                                 7,100    373,209       0.0%
    Rohto Pharmaceutical Co., Ltd.                                15,200    266,693       0.0%
    Rokko Butter Co., Ltd.                                         3,100     83,460       0.0%
    Roland DG Corp.                                                4,400    103,890       0.0%
    Round One Corp.                                               24,900    175,904       0.0%
    Royal Holdings Co., Ltd.                                       4,700     81,219       0.0%
#*  RVH, Inc.                                                      1,500     14,909       0.0%
    Ryobi, Ltd.                                                   34,000    137,059       0.0%
    Ryoden Corp.                                                   7,000     45,000       0.0%
#   Ryohin Keikaku Co., Ltd.                                       1,000    213,603       0.0%
    Ryosan Co., Ltd.                                               8,100    249,443       0.0%
    Ryoyo Electro Corp.                                            7,300     92,898       0.0%
#   S Foods, Inc.                                                  2,900     77,601       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Sac's Bar Holdings, Inc.                                      7,200 $ 77,024       0.0%
    Saibu Gas Co., Ltd.                                          56,000  131,235       0.0%
    Saizeriya Co., Ltd.                                           6,000  158,033       0.0%
    Sakai Chemical Industry Co., Ltd.                            21,000   74,915       0.0%
    Sakai Moving Service Co., Ltd.                                2,200   47,596       0.0%
#   Sakai Ovex Co., Ltd.                                          2,700   49,277       0.0%
    Sakata INX Corp.                                              7,400   96,883       0.0%
    Sakata Seed Corp.                                             4,300  123,787       0.0%
    SAMTY Co., Ltd.                                               4,800   49,922       0.0%
    San-A Co., Ltd.                                               2,200  119,758       0.0%
    San-Ai Oil Co., Ltd.                                         18,000  126,906       0.0%
    San-In Godo Bank, Ltd. (The)                                 20,000  143,899       0.0%
#   Sanden Holdings Corp.                                        33,000  102,137       0.0%
    Sanei Architecture Planning Co., Ltd.                         3,700   65,906       0.0%
    Sangetsu Corp.                                                9,300  179,589       0.0%
*   Sanken Electric Co., Ltd.                                    33,000  116,748       0.0%
    Sanki Engineering Co., Ltd.                                  12,500  113,365       0.0%
    Sankyo Co., Ltd.                                              7,200  253,649       0.0%
    Sankyo Tateyama, Inc.                                         8,200  129,104       0.0%
    Sankyu, Inc.                                                 58,000  341,548       0.0%
    Sanoh Industrial Co., Ltd.                                    4,100   28,248       0.0%
    Sanrio Co., Ltd.                                              6,000  112,383       0.0%
    Sanshin Electronics Co., Ltd.                                 7,300   64,603       0.0%
    Santen Pharmaceutical Co., Ltd.                              18,700  272,690       0.0%
    Sanwa Holdings Corp.                                         48,200  480,040       0.1%
    Sanyo Chemical Industries, Ltd.                               3,200  144,688       0.0%
    Sanyo Denki Co., Ltd.                                        12,000   77,994       0.0%
    Sanyo Electric Railway Co., Ltd.                             16,000   78,922       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                1,400   12,236       0.0%
#   Sanyo Shokai, Ltd.                                           39,000   62,802       0.0%
    Sanyo Special Steel Co., Ltd.                                32,000  164,041       0.0%
    Sanyo Trading Co., Ltd.                                         800   10,121       0.0%
    Sapporo Holdings, Ltd.                                       18,400  519,813       0.1%
#   Sato Holdings Corp.                                           5,300  116,750       0.0%
    Sato Restaurant Systems Co., Ltd.                             1,500   11,771       0.0%
    Satori Electric Co., Ltd.                                     6,800   48,346       0.0%
    Sawada Holdings Co., Ltd.                                     3,800   34,785       0.0%
    Sawai Pharmaceutical Co., Ltd.                                4,400  284,338       0.0%
    Saxa Holdings, Inc.                                          17,000   35,918       0.0%
    SBI Holdings, Inc.                                           52,600  624,849       0.1%
    SBS Holdings, Inc.                                            4,700   41,565       0.0%
    SCREEN Holdings Co., Ltd.                                     7,400  506,230       0.1%
    Scroll Corp.                                                  9,700   33,780       0.0%
    SCSK Corp.                                                    2,800  104,448       0.0%
    Secom Co., Ltd.                                               3,700  266,915       0.0%
    Sega Sammy Holdings, Inc.                                    28,300  417,874       0.0%
    Seibu Holdings, Inc.                                          8,100  140,147       0.0%
    Seika Corp.                                                  21,000   62,375       0.0%
    Seikagaku Corp.                                               8,400  134,691       0.0%
    Seikitokyu Kogyo Co., Ltd.                                   10,000   48,170       0.0%
    Seiko Epson Corp.                                            38,000  770,178       0.1%
#   Seiko Holdings Corp.                                         37,000  121,112       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Seino Holdings Co., Ltd.                                      37,600 $  416,634       0.0%
    Seiren Co., Ltd.                                               9,600    112,279       0.0%
    Sekisui Chemical Co., Ltd.                                    50,500    795,308       0.1%
    Sekisui House, Ltd.                                           44,800    740,263       0.1%
    Sekisui Jushi Corp.                                            9,000    148,246       0.0%
    Sekisui Plastics Co., Ltd.                                     7,500     55,313       0.0%
    Senko Co., Ltd.                                               24,000    165,924       0.0%
    Senshu Ikeda Holdings, Inc.                                   61,200    278,454       0.0%
    Senshukai Co., Ltd.                                            7,500     50,834       0.0%
#   Septeni Holdings Co., Ltd.                                    14,500     65,262       0.0%
    Seria Co., Ltd.                                                1,500    118,334       0.0%
    Seven & I Holdings Co., Ltd.                                  15,200    634,437       0.1%
#   Seven Bank, Ltd.                                              36,700    112,823       0.0%
    SFP Dining Co., Ltd.                                           2,500     37,045       0.0%
*   Sharp Corp.                                                  158,000    274,143       0.0%
    Shibuya Corp.                                                  5,700    118,408       0.0%
#   Shiga Bank, Ltd. (The)                                        61,000    316,369       0.0%
#   Shikoku Bank, Ltd. (The)                                      57,000    134,507       0.0%
    Shikoku Chemicals Corp.                                       10,000     95,816       0.0%
#*  Shikoku Electric Power Co., Inc.                              20,100    189,012       0.0%
    Shima Seiki Manufacturing, Ltd.                                6,400    180,336       0.0%
    Shimachu Co., Ltd.                                            11,700    313,944       0.0%
    Shimadzu Corp.                                                12,000    174,608       0.0%
    Shimamura Co., Ltd.                                            2,400    307,235       0.0%
    Shimano, Inc.                                                  2,700    461,645       0.1%
    Shimizu Corp.                                                 22,000    195,528       0.0%
    Shin-Etsu Chemical Co., Ltd.                                  13,400  1,016,006       0.1%
    Shin-Etsu Polymer Co., Ltd.                                   15,700    104,971       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                   28,000    121,087       0.0%
*   Shinkawa, Ltd.                                                 6,900     44,680       0.0%
    Shinko Electric Industries Co., Ltd.                          23,200    149,514       0.0%
    Shinko Plantech Co., Ltd.                                     13,100     97,148       0.0%
    Shinko Shoji Co., Ltd.                                         5,100     57,532       0.0%
    Shinmaywa Industries, Ltd.                                    23,000    178,032       0.0%
    Shinnihon Corp.                                                8,500     81,906       0.0%
#   Shinoken Group Co., Ltd.                                       4,900     88,707       0.0%
    Shinsei Bank, Ltd.                                           294,000    475,328       0.1%
    Shinwa Co., Ltd.                                               1,400     21,232       0.0%
    Shionogi & Co., Ltd.                                           5,800    285,638       0.0%
    Ship Healthcare Holdings, Inc.                                 8,400    245,719       0.0%
    Shiseido Co., Ltd.                                            12,400    319,846       0.0%
    Shizuoka Bank, Ltd. (The)                                     39,000    329,142       0.0%
    Shizuoka Gas Co., Ltd.                                        16,300    127,913       0.0%
    Shochiku Co., Ltd.                                            11,000    123,233       0.0%
    Shoei Co., Ltd.                                                3,000     54,657       0.0%
#   Shoei Foods Corp.                                              1,800     28,417       0.0%
    Showa Corp.                                                   13,000     85,087       0.0%
    Showa Denko KK                                                37,800    499,462       0.1%
    Showa Sangyo Co., Ltd.                                        24,000    128,341       0.0%
    Showa Shell Sekiyu K.K.                                       15,500    144,418       0.0%
#   Siix Corp.                                                     4,100    164,073       0.0%
    Sinfonia Technology Co., Ltd.                                 44,000     80,820       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Sinko Industries, Ltd.                                         5,800 $   72,774       0.0%
    Sintokogio, Ltd.                                              12,500    109,027       0.0%
    SKY Perfect JSAT Holdings, Inc.                               38,600    191,284       0.0%
    Skylark Co., Ltd.                                             13,400    188,425       0.0%
    SMC Corp.                                                        600    173,925       0.0%
    SMK Corp.                                                     15,000     57,472       0.0%
#   SMS Co., Ltd.                                                  3,800     98,928       0.0%
    SNT Corp.                                                      5,100     23,946       0.0%
    Sodick Co., Ltd.                                              11,200     84,073       0.0%
    SoftBank Group Corp.                                          26,000  1,637,508       0.1%
    Softbank Technology Corp.                                      2,200     70,331       0.0%
    Sogo Medical Co., Ltd.                                         3,200     97,298       0.0%
    Sohgo Security Services Co., Ltd.                              2,600    118,413       0.0%
    Sojitz Corp.                                                 222,300    583,376       0.1%
    Sompo Holdings, Inc.                                          17,800    575,951       0.1%
    Sony Corp.                                                    68,600  2,162,152       0.2%
#   Sony Corp. Sponsored ADR                                       9,300    291,369       0.0%
#   Sony Financial Holdings, Inc.                                 11,600    162,916       0.0%
    Sotetsu Holdings, Inc.                                        28,000    136,635       0.0%
#   Sparx Group Co., Ltd.                                         14,500     27,729       0.0%
    Square Enix Holdings Co., Ltd.                                 4,200    138,933       0.0%
    SRA Holdings                                                   1,600     37,833       0.0%
    Srg Takamiya Co., Ltd.                                         4,600     25,895       0.0%
    St Marc Holdings Co., Ltd.                                     5,500    154,367       0.0%
    Stanley Electric Co., Ltd.                                    24,800    682,857       0.1%
    Star Mica Co., Ltd.                                              700     11,795       0.0%
    Star Micronics Co., Ltd.                                       8,600    122,450       0.0%
    Start Today Co., Ltd.                                         15,000    262,859       0.0%
    Starts Corp., Inc.                                             8,800    163,207       0.0%
    Starzen Co., Ltd.                                              2,300    121,808       0.0%
#   Stella Chemifa Corp.                                           2,400     84,311       0.0%
    Studio Alice Co., Ltd.                                         2,500     50,459       0.0%
    Sugi Holdings Co., Ltd.                                        2,500    133,914       0.0%
#   Sumco Corp.                                                   47,800    500,110       0.1%
    Sumida Corp.                                                   5,900     61,179       0.0%
    Suminoe Textile Co., Ltd.                                     15,000     31,702       0.0%
    Sumitomo Bakelite Co., Ltd.                                   46,000    249,812       0.0%
    Sumitomo Chemical Co., Ltd.                                  268,000  1,267,473       0.1%
    Sumitomo Corp.                                                42,300    486,306       0.1%
    Sumitomo Dainippon Pharma Co., Ltd.                           10,000    173,196       0.0%
    Sumitomo Densetsu Co., Ltd.                                    6,400     70,990       0.0%
    Sumitomo Electric Industries, Ltd.                            76,900  1,136,080       0.1%
    Sumitomo Forestry Co., Ltd.                                   31,700    441,589       0.1%
    Sumitomo Heavy Industries, Ltd.                              116,000    610,683       0.1%
    Sumitomo Metal Mining Co., Ltd.                               53,000    688,727       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                       240,600    229,123       0.0%
    Sumitomo Mitsui Financial Group, Inc.                         67,100  2,326,469       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                          12,300    415,036       0.0%
    Sumitomo Osaka Cement Co., Ltd.                               81,000    335,479       0.0%
    Sumitomo Precision Products Co., Ltd.                          1,000      3,087       0.0%
    Sumitomo Real Estate Sales Co., Ltd.                           5,200    117,529       0.0%
    Sumitomo Realty & Development Co., Ltd.                       13,000    341,715       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Sumitomo Riko Co., Ltd.                                       13,100 $125,480       0.0%
    Sumitomo Rubber Industries, Ltd.                              48,500  813,649       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                             2,400   89,733       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                            34,000  181,767       0.0%
    Sun Corp.                                                      3,300   22,030       0.0%
    Sun Frontier Fudousan Co., Ltd.                                6,100   58,149       0.0%
    Sundrug Co., Ltd.                                              1,900  149,458       0.0%
    Suntory Beverage & Food, Ltd.                                  3,500  153,035       0.0%
    Suruga Bank, Ltd.                                             14,900  363,752       0.0%
    Suzuken Co., Ltd.                                             14,570  467,967       0.1%
    Suzuki Motor Corp.                                            24,300  866,448       0.1%
#*  SWCC Showa Holdings Co., Ltd.                                 80,000   56,210       0.0%
    Sysmex Corp.                                                   2,500  173,255       0.0%
    Systena Corp.                                                  2,600   45,415       0.0%
    T Hasegawa Co., Ltd.                                           5,500   97,114       0.0%
    T RAD Co., Ltd.                                                5,000   10,928       0.0%
    T&D Holdings, Inc.                                            41,500  501,853       0.1%
    T-Gaia Corp.                                                   4,000   61,523       0.0%
    Tabuchi Electric Co., Ltd.                                     8,700   27,770       0.0%
    Tachi-S Co., Ltd.                                              8,600  142,735       0.0%
    Tachibana Eletech Co., Ltd.                                    1,080   11,960       0.0%
    Tadano, Ltd.                                                  32,000  359,353       0.0%
    Taihei Dengyo Kaisha, Ltd.                                    10,000  103,655       0.0%
    Taiheiyo Cement Corp.                                        282,000  807,621       0.1%
    Taiho Kogyo Co., Ltd.                                          4,000   57,417       0.0%
    Taikisha, Ltd.                                                 5,600  141,456       0.0%
    Taiko Pharmaceutical Co., Ltd.                                   700   10,829       0.0%
    Taisei Corp.                                                  53,000  397,237       0.0%
    Taisho Pharmaceutical Holdings Co., Ltd.                       1,800  175,589       0.0%
    Taiyo Holdings Co., Ltd.                                       5,000  187,426       0.0%
#   Taiyo Nippon Sanso Corp.                                      33,900  356,334       0.0%
    Taiyo Yuden Co., Ltd.                                         32,200  344,001       0.0%
    Takamatsu Construction Group Co., Ltd.                         3,400   80,686       0.0%
    Takaoka Toko Co., Ltd.                                         3,000   54,787       0.0%
    Takara Holdings, Inc.                                         30,000  284,122       0.0%
#   Takara Leben Co., Ltd.                                        18,800  127,527       0.0%
    Takara Printing Co., Ltd.                                      1,000   13,907       0.0%
    Takara Standard Co., Ltd.                                     10,500  195,045       0.0%
    Takasago International Corp.                                   3,400   91,147       0.0%
    Takasago Thermal Engineering Co., Ltd.                        10,100  142,439       0.0%
    Takashimaya Co., Ltd.                                         57,000  464,891       0.1%
#*  Takata Corp.                                                   8,300   28,829       0.0%
    Takeda Pharmaceutical Co., Ltd.                                9,900  442,777       0.1%
#   Takeei Corp.                                                   9,800   80,200       0.0%
    Takeuchi Manufacturing Co., Ltd.                              10,500  203,406       0.0%
    Takiron Co., Ltd.                                             15,000   70,614       0.0%
    Takuma Co., Ltd.                                              11,000  101,121       0.0%
    Tamron Co., Ltd.                                               4,200   73,535       0.0%
    Tamura Corp.                                                  30,000  123,341       0.0%
    Tanseisha Co., Ltd.                                            2,550   19,178       0.0%
#   TASAKI & Co., Ltd.                                             3,100   43,700       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                     12,300   48,862       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    Tayca Corp.                                                   6,000 $   31,811       0.0%
    TDK Corp.                                                    14,800  1,021,873       0.1%
    TDK Corp. Sponsored ADR                                       1,200     84,900       0.0%
    TechnoPro Holdings, Inc.                                      3,900    133,593       0.0%
    Teijin, Ltd.                                                 41,800    807,635       0.1%
    Teikoku Electric Manufacturing Co., Ltd.                      5,100     38,855       0.0%
#   Teikoku Sen-I Co., Ltd.                                       4,500     66,726       0.0%
#   Tekken Corp.                                                 33,000    107,300       0.0%
    Temp Holdings Co., Ltd.                                       9,300    157,725       0.0%
    Tenma Corp.                                                   4,000     69,281       0.0%
    Terumo Corp.                                                  8,200    317,108       0.0%
    THK Co., Ltd.                                                20,000    422,275       0.1%
    TIS, Inc.                                                    14,400    325,850       0.0%
    TKC Corp.                                                     3,800    112,239       0.0%
    Toa Corp.(6894434)                                            8,700     79,371       0.0%
    Toa Corp.(6894508)                                            4,400     92,629       0.0%
    TOA ROAD Corp.                                               15,000     40,230       0.0%
    Toagosei Co., Ltd.                                           31,400    349,497       0.0%
#   Tobishima Corp.                                              39,700     69,821       0.0%
    Tobu Railway Co., Ltd.                                       29,000    142,377       0.0%
    TOC Co., Ltd.                                                 2,600     23,492       0.0%
    Tocalo Co., Ltd.                                              5,600    125,628       0.0%
    Tochigi Bank, Ltd. (The)                                      6,000     28,928       0.0%
    Toda Corp.                                                   51,000    276,423       0.0%
    Toda Kogyo Corp.                                             14,000     40,068       0.0%
    Toei Animation Co., Ltd.                                      1,300     67,022       0.0%
    Toei Co., Ltd.                                               13,000    104,446       0.0%
    Toenec Corp.                                                  8,000     38,328       0.0%
    Toho Bank, Ltd. (The)                                        52,000    197,410       0.0%
    Toho Co., Ltd.                                                2,800     84,007       0.0%
    Toho Gas Co., Ltd.                                           34,000    315,294       0.0%
#   Toho Holdings Co., Ltd.                                       9,200    193,030       0.0%
#   Toho Titanium Co., Ltd.                                      10,800     72,024       0.0%
    Toho Zinc Co., Ltd.                                          38,000    132,604       0.0%
    Tohoku Electric Power Co., Inc.                              14,700    180,102       0.0%
    Tokai Carbon Co., Ltd.                                       50,000    152,045       0.0%
    Tokai Corp.                                                   2,300     78,344       0.0%
#   TOKAI Holdings Corp.                                         23,800    152,957       0.0%
    Tokai Rika Co., Ltd.                                         14,000    262,537       0.0%
    Tokai Tokyo Financial Holdings, Inc.                         56,500    286,648       0.0%
    Token Corp.                                                   1,300     93,950       0.0%
    Tokio Marine Holdings, Inc.                                  23,400    922,974       0.1%
    Tokio Marine Holdings, Inc. ADR                               1,600     63,248       0.0%
    Tokushu Tokai Paper Co., Ltd.                                 3,200    109,053       0.0%
#*  Tokuyama Corp.                                               20,000     85,515       0.0%
    Tokyo Broadcasting System Holdings, Inc.                      8,500    133,566       0.0%
    Tokyo Century Corp.                                          11,000    387,605       0.0%
    Tokyo Dome Corp.                                             18,000    171,079       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                      52,100    201,866       0.0%
    Tokyo Electron, Ltd.                                          4,500    405,922       0.0%
    Tokyo Energy & Systems, Inc.                                  8,000     77,205       0.0%
    Tokyo Gas Co., Ltd.                                          75,000    340,310       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Tokyo Individualized Educational Institute, Inc.               6,100 $   32,664       0.0%
    Tokyo Keiki, Inc.                                             14,000     23,839       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                    11,200    397,685       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                             5,600     92,277       0.0%
    Tokyo Seimitsu Co., Ltd.                                       7,300    199,163       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                           28,300    196,295       0.0%
    Tokyo Tatemono Co., Ltd.                                      36,500    463,655       0.1%
    Tokyo Tekko Co., Ltd.                                          3,000     13,057       0.0%
    Tokyo TY Financial Group, Inc.                                 8,300    265,593       0.0%
    Tokyotokeiba Co., Ltd.                                        43,000     84,453       0.0%
    Tokyu Construction Co., Ltd.                                  18,800    189,970       0.0%
    Tokyu Corp.                                                   26,000    194,648       0.0%
    Tokyu Fudosan Holdings Corp.                                 109,000    614,363       0.1%
    Tomoku Co., Ltd.                                              12,000     34,840       0.0%
    TOMONY Holdings, Inc.                                         49,500    255,742       0.0%
    Tomy Co., Ltd.                                                17,100    184,723       0.0%
    Tonami Holdings Co., Ltd.                                      3,000      8,082       0.0%
    TonenGeneral Sekiyu K.K.                                      24,000    236,317       0.0%
#   Topcon Corp.                                                  30,900    461,207       0.1%
    Toppan Forms Co., Ltd.                                        15,200    151,087       0.0%
    Toppan Printing Co., Ltd.                                     39,000    366,757       0.0%
    Topre Corp.                                                    9,100    210,720       0.0%
    Topy Industries, Ltd.                                          5,200    120,587       0.0%
    Toray Industries, Inc.                                        64,000    595,643       0.1%
    Toridoll Holdings Corp.                                        3,200     74,139       0.0%
    Torii Pharmaceutical Co., Ltd.                                 4,600    105,993       0.0%
    Torishima Pump Manufacturing Co., Ltd.                         5,200     56,040       0.0%
    Tosei Corp.                                                    7,300     54,642       0.0%
#*  Toshiba Corp.                                                425,000  1,538,850       0.1%
    Toshiba Machine Co., Ltd.                                     40,000    144,464       0.0%
#   Toshiba Plant Systems & Services Corp.                         7,400    119,320       0.0%
*   Toshiba TEC Corp.                                             45,000    200,557       0.0%
    Tosho Co., Ltd.                                                1,800     77,931       0.0%
#   Tosho Printing Co., Ltd.                                      10,000     45,253       0.0%
    Tosoh Corp.                                                  152,000    992,636       0.1%
#   Totetsu Kogyo Co., Ltd.                                        4,200    119,057       0.0%
    TOTO, Ltd.                                                     5,499    219,689       0.0%
    Tow Co., Ltd.                                                  2,200     13,967       0.0%
    Towa Bank, Ltd. (The)                                        102,000    107,803       0.0%
    Towa Corp.                                                     4,500     51,783       0.0%
#   Towa Pharmaceutical Co., Ltd.                                  2,900    108,172       0.0%
    Toyo Construction Co., Ltd.                                   23,600     98,369       0.0%
    Toyo Corp.                                                     5,700     54,810       0.0%
    Toyo Denki Seizo K.K.                                         10,000     28,059       0.0%
    Toyo Engineering Corp.                                        32,000    109,616       0.0%
    Toyo Ink SC Holdings Co., Ltd.                                47,000    218,519       0.0%
    Toyo Kanetsu K.K.                                             29,000     65,682       0.0%
    Toyo Kohan Co., Ltd.                                          18,100     54,172       0.0%
    Toyo Securities Co., Ltd.                                     18,000     32,026       0.0%
    Toyo Seikan Group Holdings, Ltd.                              25,600    472,195       0.1%
    Toyo Suisan Kaisha, Ltd.                                       5,400    218,774       0.0%
    Toyo Tanso Co., Ltd.                                           3,800     54,640       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Toyo Tire & Rubber Co., Ltd.                                  27,000 $  418,780       0.0%
    Toyo Wharf & Warehouse Co., Ltd.                               8,000     13,022       0.0%
    Toyobo Co., Ltd.                                             226,000    369,928       0.0%
    Toyoda Gosei Co., Ltd.                                        17,200    394,132       0.0%
    Toyota Boshoku Corp.                                          12,000    302,532       0.0%
    Toyota Industries Corp.                                        6,500    298,242       0.0%
    Toyota Motor Corp.                                           156,288  9,065,753       0.6%
    Toyota Motor Corp. Sponsored ADR                              10,100  1,168,166       0.1%
    Toyota Tsusho Corp.                                           35,000    826,297       0.1%
    TPR Co., Ltd.                                                  5,500    159,040       0.0%
    Trancom Co., Ltd.                                              1,100     64,000       0.0%
    Transcosmos, Inc.                                              3,300     83,493       0.0%
    Trend Micro, Inc.                                              3,800    133,814       0.0%
    Trusco Nakayama Corp.                                          3,300    170,614       0.0%
    TS Tech Co., Ltd.                                             13,200    353,914       0.0%
    TSI Holdings Co., Ltd.                                        23,700    133,267       0.0%
    Tsubakimoto Chain Co.                                         38,000    301,016       0.0%
#   Tsugami Corp.                                                 19,000    104,322       0.0%
    Tsukishima Kikai Co., Ltd.                                     7,400     82,841       0.0%
    Tsukuba Bank, Ltd.                                            18,400     54,962       0.0%
    Tsukui Corp.                                                  10,200     66,889       0.0%
    Tsumura & Co.                                                 12,300    349,554       0.0%
    Tsuruha Holdings, Inc.                                         1,700    196,151       0.0%
#   Tsurumi Manufacturing Co., Ltd.                                3,100     45,115       0.0%
    TV Asahi Holdings Corp.                                        6,200    116,312       0.0%
    Tv Tokyo Holdings Corp.                                        4,800    109,823       0.0%
    Tyo, Inc.                                                     18,000     25,884       0.0%
#   U-Shin, Ltd.                                                   6,000     42,406       0.0%
#   UACJ Corp.                                                    81,000    263,244       0.0%
    Ube Industries, Ltd.                                         301,000    621,140       0.1%
    UKC Holdings Corp.                                             4,400     73,625       0.0%
    Ulvac, Inc.                                                    9,700    306,267       0.0%
#   Unicharm Corp.                                                12,900    306,752       0.0%
#   Union Tool Co.                                                 1,000     25,832       0.0%
    Unipres Corp.                                                 11,000    212,282       0.0%
    United Arrows, Ltd.                                            7,300    199,270       0.0%
    United Super Markets Holdings, Inc.                            8,700     78,555       0.0%
*   Unitika, Ltd.                                                137,000     92,424       0.0%
*   Universal Entertainment Corp.                                  5,400    161,625       0.0%
#   Unizo Holdings Co., Ltd.                                       5,400    150,533       0.0%
    Usen Corp.                                                    10,900     35,174       0.0%
    Ushio, Inc.                                                   28,600    345,027       0.0%
    USS Co., Ltd.                                                 10,000    169,124       0.0%
#*  UT Group Co., Ltd.                                             7,800     47,508       0.0%
    V Technology Co., Ltd.                                         1,300    154,817       0.0%
    Valor Holdings Co., Ltd.                                      11,000    312,009       0.0%
#   Vital KSK Holdings, Inc.                                      10,600    112,113       0.0%
    Voyage Group, Inc.                                             4,500     39,766       0.0%
    VT Holdings Co., Ltd.                                         25,000    134,303       0.0%
#   W-Scope Corp.                                                  3,600     64,410       0.0%
    Wacoal Holdings Corp.                                         32,000    369,202       0.0%
#   Wacom Co., Ltd.                                               36,800    111,048       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Wakachiku Construction Co., Ltd.                             38,000 $ 56,744       0.0%
    Wakita & Co., Ltd.                                           14,600  124,489       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                           4,800  115,773       0.0%
    WATAMI Co., Ltd.                                              5,500   59,657       0.0%
    WDB Holdings Co., Ltd.                                        1,400   14,476       0.0%
    Weathernews, Inc.                                             1,500   46,810       0.0%
#   Welcia Holdings Co., Ltd.                                     1,200   81,815       0.0%
#   Wellnet Corp.                                                 2,400   30,034       0.0%
#   West Holdings Corp.                                           4,600   36,517       0.0%
    West Japan Railway Co.                                        2,900  178,573       0.0%
    WIN-Partners Co., Ltd.                                          800   13,448       0.0%
    World Holdings Co., Ltd.                                      2,100   32,400       0.0%
    Wowow, Inc.                                                   2,200   62,938       0.0%
    Xebio Holdings Co., Ltd.                                      6,800  105,557       0.0%
    Yahagi Construction Co., Ltd.                                 7,200   66,042       0.0%
#   Yahoo Japan Corp.                                            33,300  127,738       0.0%
    Yakult Honsha Co., Ltd.                                       1,500   69,935       0.0%
    YAKUODO Co., Ltd.                                             1,100   71,518       0.0%
    YAMABIKO Corp.                                               11,700  115,704       0.0%
    YAMADA Consulting Group Co., Ltd.                             1,000   42,186       0.0%
    Yamada Denki Co., Ltd.                                       94,100  486,401       0.1%
#   Yamagata Bank, Ltd. (The)                                    38,000  164,154       0.0%
#   Yamaguchi Financial Group, Inc.                              35,000  385,851       0.0%
    Yamaha Corp.                                                 13,200  471,628       0.1%
    Yamaha Motor Co., Ltd.                                       39,500  877,493       0.1%
#   Yamaichi Electronics Co., Ltd.                                6,900   54,701       0.0%
#   Yamanashi Chuo Bank, Ltd. (The)                              48,000  234,761       0.0%
#   Yamatane Corp.                                                2,600   34,275       0.0%
    Yamato Holdings Co., Ltd.                                     9,400  214,161       0.0%
    Yamato Kogyo Co., Ltd.                                       10,800  304,071       0.0%
    Yamazaki Baking Co., Ltd.                                    16,000  358,751       0.0%
    Yamazen Corp.                                                10,400   82,929       0.0%
    Yaoko Co., Ltd.                                               2,200   92,375       0.0%
    Yaskawa Electric Corp.                                       27,200  433,946       0.1%
    Yellow Hat, Ltd.                                              4,200   89,703       0.0%
    Yodogawa Steel Works, Ltd.                                    7,500  204,770       0.0%
    Yokogawa Bridge Holdings Corp.                                8,500   93,386       0.0%
    Yokogawa Electric Corp.                                      50,000  702,348       0.1%
#   Yokohama Reito Co., Ltd.                                     14,000  141,597       0.0%
    Yokohama Rubber Co., Ltd. (The)                              30,400  527,822       0.1%
#   Yomiuri Land Co., Ltd.                                        3,000   12,905       0.0%
    Yondoshi Holdings, Inc.                                       4,100  102,429       0.0%
    Yorozu Corp.                                                  4,500   70,863       0.0%
    Yoshinoya Holdings Co., Ltd.                                  7,000  105,469       0.0%
    Yuasa Trading Co., Ltd.                                       6,300  150,927       0.0%
#   Yumeshin Holdings Co., Ltd.                                   6,500   46,008       0.0%
    Yurtec Corp.                                                 10,000   73,254       0.0%
    Yusen Logistics Co., Ltd.                                     5,000   50,905       0.0%
    Yushin Precision Equipment Co., Ltd.                          1,500   34,938       0.0%
    Zenitaka Corp. (The)                                         10,000   32,997       0.0%
    Zenkoku Hosho Co., Ltd.                                       6,200  266,568       0.0%
    Zenrin Co., Ltd.                                              4,900   85,474       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                SHARES    VALUE++    OF NET ASSETS**
                                                                                ------- ------------ ---------------
JAPAN -- (Continued)
    Zensho Holdings Co., Ltd.                                                    12,700 $    237,184       0.0%
    Zeon Corp.                                                                   37,000      337,998       0.0%
    ZERIA Pharmaceutical Co., Ltd.                                                3,800       63,683       0.0%
    Zojirushi Corp.                                                               5,000       68,936       0.0%
    Zuiko Corp.                                                                     700       26,457       0.0%
    Zuken, Inc.                                                                   6,800       69,608       0.0%
                                                                                        ------------      ----
TOTAL JAPAN                                                                              309,066,064      18.7%
                                                                                        ------------      ----
MALAYSIA -- (0.7%)
    7-Eleven Malaysia Holdings Bhd Class B                                       39,600       16,423       0.0%
    Aeon Co. M Bhd                                                              117,900       79,431       0.0%
    Aeon Credit Service M Bhd                                                     3,900       13,697       0.0%
    Affin Holdings Bhd                                                           21,700       11,374       0.0%
    AirAsia Bhd                                                                 259,900      171,590       0.0%
*   AirAsia X Bhd                                                               278,300       27,850       0.0%
    Alliance Financial Group Bhd                                                195,800      186,255       0.0%
    AMMB Holdings Bhd                                                           322,100      322,499       0.1%
    Astro Malaysia Holdings Bhd                                                 100,900       68,563       0.0%
    Axiata Group Bhd                                                             80,934       94,889       0.0%
    Berjaya Corp. Bhd                                                           651,200       50,422       0.0%
    Berjaya Sports Toto Bhd                                                      71,406       54,296       0.0%
    Bermaz Auto Bhd                                                              80,100       43,498       0.0%
    BIMB Holdings Bhd                                                            81,700       85,716       0.0%
    British American Tobacco Malaysia Bhd                                        11,600      136,960       0.0%
*   Bumi Armada Bhd                                                             520,400       87,259       0.0%
    Bursa Malaysia Bhd                                                           58,400      120,387       0.0%
    Cahya Mata Sarawak Bhd                                                      136,600      125,050       0.0%
    Carlsberg Brewery Malaysia Bhd Class B                                       20,300       70,536       0.0%
    CB Industrial Product Holding Bhd                                            43,800       20,761       0.0%
    CIMB Group Holdings Bhd                                                     271,664      325,445       0.1%
    Coastal Contracts Bhd                                                        22,700        8,274       0.0%
    Datasonic Group Bhd                                                         113,400       38,636       0.0%
*   Dayang Enterprise Holdings Bhd                                               39,800        8,135       0.0%
    Dialog Group Bhd                                                            229,100       84,589       0.0%
    DiGi.Com Bhd                                                                117,900      141,391       0.0%
    DRB-Hicom Bhd                                                               200,400       60,651       0.0%
    Dutch Lady Milk Industries Bhd                                                1,600       22,393       0.0%
    Eastern & Oriental Bhd                                                      114,750       42,941       0.0%
*   Eco World Development Group Bhd                                             165,000       53,449       0.0%
    Ekovest Bhd                                                                 102,400       53,403       0.0%
    Evergreen Fibreboard Bhd                                                     78,450       19,631       0.0%
    Felda Global Ventures Holdings Bhd                                          345,000      165,214       0.0%
    Gadang Holdings Bhd                                                          45,500       30,765       0.0%
    Gamuda Bhd                                                                  201,400      235,896       0.0%
    Genting Bhd                                                                 204,600      382,333       0.1%
    Genting Malaysia Bhd                                                        143,200      162,517       0.0%
    Genting Plantations Bhd                                                      21,000       55,047       0.0%
    George Kent Malaysia Bhd                                                     50,500       29,845       0.0%
    Globetronics Technology Bhd                                                  52,700       45,834       0.0%
    Hai-O Enterprise Bhd                                                         33,200       31,652       0.0%
    HAP Seng Consolidated Bhd                                                    63,700      118,347       0.0%
    Hartalega Holdings Bhd                                                       64,000       74,734       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
MALAYSIA -- (Continued)
    Heineken Malaysia Bhd                                         11,900 $ 48,721       0.0%
    HeveaBoard Bhd                                                50,700   16,288       0.0%
    Hong Leong Bank Bhd                                           48,880  155,072       0.0%
    Hong Leong Financial Group Bhd                                37,278  139,653       0.0%
    Hong Leong Industries Bhd                                      5,700   13,550       0.0%
    IHH Healthcare Bhd                                            17,400   26,537       0.0%
    IJM Corp. Bhd                                                440,900  346,953       0.1%
    Inari Amertron Bhd                                            99,975   79,836       0.0%
    IOI Corp. Bhd                                                 93,400  100,110       0.0%
    IOI Properties Group Bhd                                     220,100  128,263       0.0%
*   Iskandar Waterfront City Bhd                                 133,400   28,889       0.0%
    Jaya Tiasa Holdings Bhd                                      117,200   38,770       0.0%
    Karex Bhd                                                     48,450   28,157       0.0%
*   KNM Group Bhd                                                580,320   55,159       0.0%
    Kossan Rubber Industries                                      67,100  107,933       0.0%
    KPJ Healthcare Bhd                                            47,200   47,257       0.0%
    KSL Holdings Bhd                                              98,419   26,025       0.0%
    Kuala Lumpur Kepong Bhd                                       22,100  126,179       0.0%
    Lafarge Malayan Bhd                                           33,500   64,635       0.0%
    LBS Bina Group Bhd                                            91,900   38,120       0.0%
    Lingkaran Trans Kota Holdings Bhd                             27,600   38,792       0.0%
    LPI Capital Bhd                                                3,500   14,032       0.0%
    Magnum Bhd                                                   104,900   57,737       0.0%
    Mah Sing Group Bhd                                           305,275  111,222       0.0%
    Malakoff Corp. Bhd                                            98,000   36,153       0.0%
    Malayan Banking Bhd                                          166,019  312,584       0.1%
    Malaysia Airports Holdings Bhd                               120,400  190,125       0.0%
    Malaysia Building Society Bhd                                461,300  100,565       0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd            61,800   14,694       0.0%
    Malaysian Pacific Industries Bhd                              15,600   29,405       0.0%
    Malaysian Resources Corp. Bhd                                201,000   64,632       0.0%
    Matrix Concepts Holdings Bhd                                  37,333   23,045       0.0%
    Maxis Bhd                                                     53,000   75,293       0.0%
    MBM Resources Bhd                                             26,700   16,343       0.0%
    Media Prima Bhd                                              204,800   58,638       0.0%
    MISC Bhd                                                     103,800  186,059       0.0%
    Mitrajaya Holdings Bhd                                        98,500   32,145       0.0%
    MKH Bhd                                                       55,000   36,330       0.0%
    MMC Corp. Bhd                                                137,400   78,342       0.0%
    Muhibbah Engineering M Bhd                                    77,600   42,494       0.0%
    My EG Services Bhd                                           150,600   87,438       0.0%
    OCK Group Bhd                                                171,300   33,260       0.0%
    Oldtown Bhd                                                   48,400   22,601       0.0%
    Oriental Holdings Bhd                                          6,900   11,464       0.0%
    OSK Holdings Bhd                                             125,400   45,156       0.0%
    Padini Holdings Bhd                                           60,100   40,531       0.0%
*   Parkson Holdings Bhd                                          70,119   12,616       0.0%
*   Perisai Petroleum Teknologi Bhd                              141,200    1,345       0.0%
    Petron Malaysia Refining & Marketing Bhd                      17,500   17,639       0.0%
    Petronas Chemicals Group Bhd                                 109,100  181,998       0.0%
    Petronas Dagangan Bhd                                         13,400   74,616       0.0%
    Petronas Gas Bhd                                              19,500  102,109       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
MALAYSIA -- (Continued)
    Pos Malaysia Bhd                                                               88,800 $    84,667       0.0%
    PPB Group Bhd                                                                  46,400     178,278       0.0%
    Press Metal Bhd                                                               129,000     134,036       0.0%
    Protasco Bhd                                                                   58,900      22,330       0.0%
    Public Bank Bhd                                                                58,600     277,370       0.0%
    QL Resources Bhd                                                               63,300      66,698       0.0%
    RHB Bank Bhd                                                                  124,057     142,850       0.0%
    Sam Engineering & Equipment M Bhd                                              10,100      16,502       0.0%
*   Sapurakencana Petroleum Bhd                                                   896,900     344,855       0.1%
    Scientex Bhd                                                                   55,500      86,197       0.0%
    Shangri-La Hotels Malaysia Bhd                                                 17,500      21,926       0.0%
    Sime Darby Bhd                                                                 96,000     187,476       0.0%
    SKP Resources Bhd                                                              89,000      28,625       0.0%
    SP Setia Bhd Group                                                             81,886      68,424       0.0%
    Sunway Bhd                                                                    157,300     116,986       0.0%
    Sunway Construction Group Bhd                                                  10,290       4,097       0.0%
    Supermax Corp. Bhd                                                             87,100      45,028       0.0%
    Syarikat Takaful Malaysia Bhd                                                  38,600      39,058       0.0%
    Ta Ann Holdings Bhd                                                            68,280      57,481       0.0%
    TDM Bhd                                                                         3,500         579       0.0%
    Telekom Malaysia Bhd                                                           41,700      64,968       0.0%
    Tenaga Nasional Bhd                                                            40,700     139,066       0.0%
    Time dotCom Bhd                                                                28,500      54,369       0.0%
    Top Glove Corp. Bhd                                                            91,000     107,308       0.0%
    Tune Protect Group Bhd                                                        191,000      70,936       0.0%
    UEM Edgenta Bhd                                                                74,800      59,782       0.0%
    UEM Sunrise Bhd                                                               389,900     103,900       0.0%
    UMW Holdings Bhd                                                               95,500     135,291       0.0%
*   UMW Oil & Gas Corp. Bhd                                                       236,500      47,750       0.0%
    Unisem M Bhd                                                                   91,500      55,553       0.0%
    UOA Development Bhd                                                           152,900      93,775       0.0%
    VS Industry Bhd                                                               270,900      91,587       0.0%
    WCT Holdings Bhd                                                              184,456      74,651       0.0%
    Westports Holdings Bhd                                                         49,400      51,937       0.0%
    Yinson Holdings Bhd                                                            45,600      34,015       0.0%
*   YNH Property Bhd                                                               60,093      22,385       0.0%
    YTL Corp. Bhd                                                                 831,500     315,259       0.1%
    YTL Power International Bhd                                                   230,300      83,963       0.0%
                                                                                          -----------       ---
TOTAL MALAYSIA                                                                             11,274,046       0.7%
                                                                                          -----------       ---
MEXICO -- (0.9%)
    Alfa S.A.B. de C.V. Class A                                                   459,957     697,929       0.1%
    Alpek S.A.B. de C.V.                                                          110,727     164,851       0.0%
    Alsea S.A.B. de C.V.                                                           93,045     347,153       0.0%
#   America Movil S.A.B. de C.V. Series L                                         153,500     101,678       0.0%
    America Movil S.A.B. de C.V. Series L ADR                                      26,000     341,640       0.0%
    Arca Continental S.A.B. de C.V.                                                52,418     325,751       0.0%
#*  Axtel S.A.B. de C.V.                                                          197,488      48,795       0.0%
#   Banregio Grupo Financiero S.A.B. de C.V.                                       61,438     402,706       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                                       78,342     125,382       0.0%
*   Cemex S.A.B. de C.V.                                                        1,452,711   1,256,644       0.1%
*   Cemex S.A.B. de C.V. Sponsored ADR                                             57,649     500,396       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
MEXICO -- (Continued)
    Coca-Cola Femsa S.A.B. de C.V. Series L                       31,652 $  237,662       0.0%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     800     60,008       0.0%
    Consorcio ARA S.A.B. de C.V. Series *                        197,546     74,729       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR          3,175     60,674       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A    129,640    247,743       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                       93,144    140,793       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                          61,892    113,725       0.0%
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                 5,500     57,840       0.0%
#*  Empresas ICA S.A.B. de C.V.                                   42,400      6,864       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                     18,670    179,015       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR        4,900    468,783       0.1%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B             191,665    229,986       0.0%
    Gentera S.A.B. de C.V.                                       258,597    510,052       0.1%
    Gruma S.A.B. de C.V. Class B                                  20,200    280,797       0.0%
#*  Grupo Aeromexico S.A.B. de C.V.                               91,104    179,162       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.           31,200    182,073       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR            1,600    154,608       0.0%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B       15,461    149,367       0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               500     79,500       0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B        10,965    174,560       0.0%
    Grupo Bimbo S.A.B. de C.V. Series A                           72,900    196,550       0.0%
    Grupo Carso S.A.B. de C.V. Series A1                          63,527    277,622       0.0%
#   Grupo Comercial Chedraui S.A. de C.V.                         93,261    207,433       0.0%
#   Grupo Elektra S.A.B. de C.V.                                   8,067    111,626       0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                            60,103     26,043       0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O              158,491    934,963       0.1%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O              143,488    233,820       0.0%
#   Grupo Financiero Interacciones SA de C.V. Class O             26,737    130,849       0.0%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      94,446    171,043       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR   5,600     50,680       0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                          39,049     94,580       0.0%
#   Grupo Lala S.A.B. de C.V.                                     66,439    123,556       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                         371,088    910,983       0.1%
    Grupo Sanborns S.A.B. de C.V.                                 54,000     67,168       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                           29,596    103,471       0.0%
    Grupo Televisa S.A.B. Series CPO                             249,610  1,226,326       0.1%
    Grupo Televisa S.A.B. Sponsored ADR                           14,900    365,497       0.0%
#*  Hoteles City Express S.A.B. de C.V.                           61,702     63,429       0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              18,300     24,834       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    46,232    204,291       0.0%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  200     10,580       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                         39,200    185,205       0.0%
    Industrias Penoles S.A.B. de C.V.                             23,267    562,872       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                15,657     69,169       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A              102,300    220,447       0.0%
#*  La Comer S.A.B. de C.V.                                       39,900     36,626       0.0%
    Megacable Holdings S.A.B. de C.V.                             77,703    284,403       0.0%
    Mexichem S.A.B. de C.V.                                      225,844    539,727       0.1%
#*  Minera Frisco S.A.B. de C.V. Class A1                         22,546     17,511       0.0%
#*  OHL Mexico S.A.B. de C.V.                                    313,314    367,669       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                            8,550      9,441       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                   38,800    105,452       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
MEXICO -- (Continued)
    Promotora y Operadora de Infraestructura S.A.B. de C.V.       18,300 $   204,145       0.0%
#   Qualitas Controladora S.A.B. de C.V.                          30,704      56,613       0.0%
#*  Telesites S.A.B. de C.V.                                     140,705      81,143       0.0%
#   TV Azteca S.A.B. de C.V.                                     241,449      45,988       0.0%
    Vitro S.A.B. de C.V. Series A                                  4,378      14,419       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                            122,000     258,058       0.0%
                                                                         -----------       ---
TOTAL MEXICO                                                              16,495,098       1.0%
                                                                         -----------       ---
NETHERLANDS -- (1.9%)
    Aalberts Industries NV                                        23,811     751,989       0.1%
    Accell Group                                                   7,964     199,201       0.0%
    Aegon NV(5927375)                                            126,579     547,573       0.0%
    Aegon NV(007924103)                                            3,374      14,643       0.0%
    Akzo Nobel NV                                                 33,291   2,150,966       0.1%
    Akzo Nobel NV Sponsored ADR                                    1,806      38,811       0.0%
#*  Altice NV Class A                                             12,922     238,334       0.0%
*   Altice NV Class B                                              4,940      91,965       0.0%
    AMG Advanced Metallurgical Group NV                           11,974     238,454       0.0%
    Amsterdam Commodities NV                                       5,014     113,278       0.0%
#   APERAM SA                                                     13,639     620,286       0.0%
    Arcadis NV                                                    17,307     227,796       0.0%
*   ArcelorMittal(B03XPL1)                                        67,954     459,162       0.0%
*   ArcelorMittal(B295F26)                                        19,984     134,492       0.0%
    ASM International NV                                          13,741     586,129       0.0%
    ASML Holding NV(B908F01)                                       3,951     417,305       0.0%
    ASML Holding NV(B929F46)                                       1,499     158,585       0.0%
    BE Semiconductor Industries NV                                 8,632     281,203       0.0%
    Beter Bed Holding NV                                           3,946      71,452       0.0%
    BinckBank NV                                                  15,939      94,583       0.0%
    Boskalis Westminster                                          24,642     794,743       0.1%
    Brunel International NV                                        5,294      86,451       0.0%
    Coca-Cola European Partners P.L.C.                             1,771      68,157       0.0%
    Corbion NV                                                    12,412     286,327       0.0%
    Delta Lloyd NV                                               138,612     837,401       0.1%
*   Fugro NV                                                      19,898     355,821       0.0%
    Gemalto NV                                                    15,142     822,690       0.1%
    GrandVision NV                                                 5,541     126,895       0.0%
*   Heijmans NV                                                    8,902      85,237       0.0%
    Heineken NV                                                   15,493   1,276,131       0.1%
    IMCD Group NV                                                  7,417     320,771       0.0%
    ING Groep NV                                                 109,005   1,430,910       0.1%
    ING Groep NV Sponsored ADR                                    38,057     498,927       0.0%
    KAS Bank NV                                                    3,579      32,449       0.0%
    Kendrion NV                                                    3,032      87,445       0.0%
    Koninklijke Ahold Delhaize NV                                155,008   3,536,098       0.2%
    Koninklijke Ahold Delhaize NV Sponsored ADR                    7,598     173,074       0.0%
    Koninklijke BAM Groep NV                                      66,169     307,863       0.0%
    Koninklijke DSM NV                                            40,578   2,608,131       0.2%
    Koninklijke KPN NV                                           416,493   1,358,079       0.1%
    Koninklijke Philips NV(5986622)                               46,490   1,400,844       0.1%
    Koninklijke Philips NV(500472303)                             31,275     939,188       0.1%
    Koninklijke Vopak NV                                          17,687     892,707       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
NETHERLANDS -- (Continued)
    NN Group NV                                                   19,699 $   593,386       0.0%
#*  OCI NV                                                         2,237      31,051       0.0%
*   Ordina NV                                                     32,896      87,643       0.0%
*   PostNL NV                                                     89,479     421,416       0.0%
    Randstad Holding NV                                           20,160   1,036,886       0.1%
    Refresco Group NV                                              2,725      39,806       0.0%
    RELX NV                                                       48,598     819,485       0.1%
    RELX NV Sponsored ADR                                          3,667      61,635       0.0%
    SBM Offshore NV                                               51,476     738,905       0.1%
    Sligro Food Group NV                                           1,991      71,269       0.0%
    TKH Group NV                                                   9,961     383,355       0.0%
*   TomTom NV                                                     17,849     144,337       0.0%
    Unilever NV(904784709)                                        23,608     987,287       0.1%
#   Unilever NV(B12T3J1)                                           6,494     271,618       0.0%
    Van Lanschot NV                                                  172       3,526       0.0%
    Wessanen                                                      14,057     167,960       0.0%
    Wolters Kluwer NV                                             37,368   1,445,030       0.1%
                                                                         -----------       ---
TOTAL NETHERLANDS                                                         33,067,141       2.0%
                                                                         -----------       ---
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                             66,761      88,639       0.0%
    Air New Zealand, Ltd.                                        142,246     196,215       0.0%
    Auckland International Airport, Ltd.                          76,576     360,639       0.0%
    Bay Energy, Ltd.                                               1,960       6,882       0.0%
    Chorus, Ltd.                                                 109,072     284,893       0.0%
#   Contact Energy, Ltd.                                         105,375     358,305       0.0%
    EBOS Group, Ltd.                                              12,040     146,693       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                        80,671     510,764       0.1%
    Fletcher Building, Ltd.(6341606)                             124,377     921,393       0.1%
    Fletcher Building, Ltd.(6341617)                               2,494      18,382       0.0%
    Fonterra Co-operative Group, Ltd.                              8,487      35,799       0.0%
    Freightways, Ltd.                                             27,308     124,751       0.0%
    Genesis Energy, Ltd.                                         106,360     149,055       0.0%
#   Heartland Bank, Ltd.                                          43,958      47,107       0.0%
    Infratil, Ltd.                                                89,231     190,074       0.0%
    Kathmandu Holdings, Ltd.                                      32,481      46,659       0.0%
#   Mainfreight, Ltd.                                             18,075     239,907       0.0%
    Mercury NZ, Ltd.                                              84,735     184,979       0.0%
    Meridian Energy, Ltd.                                        111,488     204,909       0.0%
    Metlifecare, Ltd.                                             40,924     169,076       0.0%
    New Zealand Refining Co., Ltd. (The)                          49,233      78,837       0.0%
    NZME, Ltd.                                                    54,459      25,902       0.0%
    NZX, Ltd.                                                     17,469      12,990       0.0%
    Port of Tauranga, Ltd.                                        56,630     157,880       0.0%
    Restaurant Brands New Zealand, Ltd.                           12,304      46,456       0.0%
    Ryman Healthcare, Ltd.                                        32,659     207,282       0.0%
    Scales Corp., Ltd.                                            14,865      32,720       0.0%
    SKY Network Television, Ltd.                                  76,992     254,215       0.0%
    SKYCITY Entertainment Group, Ltd.                            140,959     392,970       0.1%
    Spark New Zealand, Ltd.                                      295,490     772,820       0.1%
    Steel & Tube Holdings, Ltd.                                   27,815      43,509       0.0%
    Summerset Group Holdings, Ltd.                                52,003     176,886       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Tilt Renewables, Ltd.                                                           1,960 $    3,084       0.0%
    Tourism Holdings, Ltd.                                                          2,586      5,990       0.0%
#   Tower, Ltd.                                                                    33,200     21,355       0.0%
#   Trade Me Group, Ltd.                                                           77,902    270,616       0.0%
    Vector, Ltd.                                                                   29,600     67,357       0.0%
*   Xero, Ltd.                                                                      3,239     41,098       0.0%
    Z Energy, Ltd.                                                                 22,400    125,195       0.0%
                                                                                          ----------       ---
TOTAL NEW ZEALAND                                                                          7,022,283       0.4%
                                                                                          ----------       ---
NORWAY -- (0.6%)
    ABG Sundal Collier Holding ASA                                                 72,438     42,871       0.0%
#*  Akastor ASA                                                                    21,418     29,527       0.0%
    Aker ASA Class A                                                                8,644    318,988       0.0%
*   Aker BP ASA                                                                    31,110    497,811       0.0%
*   Aker Solutions ASA                                                             36,158    165,848       0.0%
    American Shipping Co. ASA                                                       1,624      4,896       0.0%
    Atea ASA                                                                       19,963    178,753       0.0%
    Austevoll Seafood ASA                                                          18,328    165,246       0.0%
#*  Axactor AB                                                                    152,340     53,657       0.0%
    Axactor Rights Dummy                                                          152,340        476       0.0%
    Bakkafrost P/F                                                                  4,917    206,156       0.0%
    Borregaard ASA                                                                 20,604    201,956       0.0%
    BW LPG, Ltd.                                                                   17,512     56,493       0.0%
    BW Offshore, Ltd.                                                           1,250,133     51,341       0.0%
    DNB ASA                                                                        45,326    655,263       0.1%
*   DNO ASA                                                                        64,856     55,353       0.0%
    Entra ASA                                                                       9,450    101,293       0.0%
#*  Fred Olsen Energy ASA                                                          13,177     22,614       0.0%
#   Frontline, Ltd.                                                                16,560    121,320       0.0%
    Gjensidige Forsikring ASA                                                       7,784    139,466       0.0%
    Grieg Seafood ASA                                                              10,805     95,085       0.0%
#*  Hexagon Composites ASA                                                          4,649     16,296       0.0%
#   Hoegh LNG Holdings Ltd                                                          4,283     44,878       0.0%
*   Kongsberg Automotive ASA                                                      161,629    133,412       0.0%
    Kongsberg Gruppen ASA                                                           4,879     69,655       0.0%
    Kvaerner ASA                                                                   55,434     72,725       0.0%
    Leroy Seafood Group ASA                                                         2,475    130,852       0.0%
    Marine Harvest ASA                                                             27,456    498,224       0.0%
#*  Nordic Semiconductor ASA                                                       19,943     79,803       0.0%
    Norsk Hydro ASA                                                               145,699    651,382       0.1%
#*  Norwegian Air Shuttle ASA                                                       3,339    112,597       0.0%
    Norwegian Property ASA                                                         16,487     21,487       0.0%
#   Ocean Yield ASA                                                                13,647    113,950       0.0%
*   Opera Software ASA                                                             23,872    168,216       0.0%
    Orkla ASA                                                                      12,237    115,547       0.0%
#*  Petroleum Geo-Services ASA                                                     49,576    133,082       0.0%
*   Prosafe SE                                                                    166,409      5,620       0.0%
    Protector Forsikring ASA                                                        7,993     68,398       0.0%
#*  REC Silicon ASA                                                               665,345     83,035       0.0%
    Salmar ASA                                                                      4,691    152,231       0.0%
    Schibsted ASA Class A                                                           3,999     95,846       0.0%
    Schibsted ASA Class B                                                           3,285     74,011       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
NORWAY -- (Continued)
#*  Seadrill, Ltd.(B0HWHV8)                                                        19,178 $    40,849       0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                                        74,009     157,354       0.0%
    SpareBank 1 SR-Bank ASA                                                        28,169     167,894       0.0%
#   Statoil ASA                                                                    70,831   1,156,387       0.1%
    Statoil ASA Sponsored ADR                                                      13,666     221,936       0.0%
    Stolt-Nielsen, Ltd.                                                             5,960      73,189       0.0%
*   Storebrand ASA                                                                 99,362     511,032       0.1%
*   Subsea 7 SA                                                                    46,713     522,923       0.1%
#   Telenor ASA                                                                    22,079     351,163       0.0%
    TGS Nopec Geophysical Co. ASA                                                  24,766     500,949       0.1%
    Tomra Systems ASA                                                              22,926     248,896       0.0%
*   Treasure ASA                                                                    6,093      13,503       0.0%
    Veidekke ASA                                                                   10,482     156,657       0.0%
    Wilh Wilhelmsen ASA                                                             6,093      19,248       0.0%
    Wilh Wilhelmsen Holding ASA Class A                                             2,194      46,858       0.0%
    XXL ASA                                                                         6,654      83,293       0.0%
    Yara International ASA                                                         11,249     397,363       0.0%
                                                                                          -----------       ---
TOTAL NORWAY                                                                               10,675,154       0.6%
                                                                                          -----------       ---
PERU -- (0.0%)
*   Cia de Minas Buenaventura SAA ADR                                               1,300      17,277       0.0%
    Credicorp, Ltd.                                                                 1,928     286,655       0.0%
    Grana y Montero SAA Sponsored ADR                                               5,845      48,747       0.0%
                                                                                          -----------       ---
TOTAL PERU                                                                                    352,679       0.0%
                                                                                          -----------       ---
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                                                  73,140     117,744       0.0%
    Aboitiz Power Corp.                                                            42,800      40,540       0.0%
    Alliance Global Group, Inc.                                                   515,400     151,719       0.0%
    Ayala Corp.                                                                    11,090     191,194       0.0%
    Ayala Land, Inc.                                                              147,600     110,404       0.0%
    Bank of the Philippine Islands                                                 66,880     139,557       0.0%
    BDO Unibank, Inc.                                                             140,180     326,473       0.1%
    Belle Corp.                                                                   455,000      27,414       0.0%
*   Bloomberry Resorts Corp.                                                      587,000      71,645       0.0%
    Cebu Air, Inc.                                                                 55,940     121,354       0.0%
    Century Pacific Food, Inc.                                                     42,900      14,800       0.0%
    Cosco Capital, Inc.                                                           284,600      49,901       0.0%
    D&L Industries, Inc.                                                          399,100      90,419       0.0%
    DMCI Holdings, Inc.                                                           620,200     159,924       0.0%
*   DoubleDragon Properties Corp.                                                  32,100      36,939       0.0%
    East West Banking Corp.                                                        32,300      12,744       0.0%
    Emperador, Inc.                                                               295,000      44,116       0.0%
    Energy Development Corp.                                                    1,966,400     239,481       0.1%
    Filinvest Land, Inc.                                                        2,591,000      94,373       0.0%
    First Gen Corp.                                                               188,500      89,435       0.0%
    First Philippine Holdings Corp.                                                64,670      92,598       0.0%
*   Global Ferronickel Holdings, Inc.                                           1,303,000      32,776       0.0%
    Globe Telecom, Inc.                                                             2,005      73,744       0.0%
    GT Capital Holdings, Inc.                                                      11,560     312,431       0.1%
    International Container Terminal Services, Inc.                                79,970     128,387       0.0%
    JG Summit Holdings, Inc.                                                       72,790     114,035       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
PHILIPPINES -- (Continued)
    Jollibee Foods Corp.                                                           28,050 $  137,755       0.0%
    Lopez Holdings Corp.                                                          506,100     83,055       0.0%
    LT Group, Inc.                                                                326,800     97,429       0.0%
    Manila Electric Co.                                                            13,010     74,210       0.0%
    Manila Water Co., Inc.                                                        226,400    141,464       0.0%
*   Megawide Construction Corp.                                                    63,600     19,668       0.0%
    Megaworld Corp.                                                             2,005,200    166,209       0.0%
*   Melco Crown Philippines Resorts Corp.                                         339,000     30,095       0.0%
    Metro Pacific Investments Corp.                                             1,128,000    167,973       0.0%
    Metropolitan Bank & Trust Co.                                                  41,994     70,524       0.0%
    Nickel Asia Corp.                                                             206,100     29,242       0.0%
    Petron Corp.                                                                  575,600    123,013       0.0%
    Philex Mining Corp.                                                           244,700     41,592       0.0%
    Philippine National Bank                                                       61,670     73,805       0.0%
    Phinma Energy Corp.                                                           261,000     11,686       0.0%
    PLDT, Inc.                                                                      4,490    141,697       0.0%
    PLDT, Inc. Sponsored ADR                                                          900     28,620       0.0%
    Premium Leisure Corp.                                                         952,000     22,142       0.0%
    Puregold Price Club, Inc.                                                     136,600    114,992       0.0%
    Rizal Commercial Banking Corp.                                                 55,000     40,775       0.0%
    Robinsons Land Corp.                                                          304,100    194,392       0.0%
    Robinsons Retail Holdings, Inc.                                                75,430    120,324       0.0%
    San Miguel Corp.                                                               70,950    118,046       0.0%
    Security Bank Corp.                                                            70,750    322,067       0.1%
    Semirara Mining & Power Corp.                                                  57,670    150,015       0.0%
    SM Investments Corp.                                                            7,395    102,510       0.0%
    SM Prime Holdings, Inc.                                                       178,400     99,061       0.0%
    Travellers International Hotel Group, Inc.                                     98,200      6,799       0.0%
    Union Bank of the Philippines                                                  11,570     17,907       0.0%
    Universal Robina Corp.                                                         24,580     92,366       0.0%
    Vista Land & Lifescapes, Inc.                                               1,737,000    187,524       0.0%
                                                                                          ----------       ---
TOTAL PHILIPPINES                                                                          5,911,104       0.4%
                                                                                          ----------       ---
POLAND -- (0.3%)
*   Alior Bank SA                                                                  10,878    130,960       0.0%
    Amica SA                                                                          297     14,906       0.0%
    Asseco Poland SA                                                               19,575    261,645       0.0%
    Bank Handlowy w Warszawie SA                                                    3,833     75,915       0.0%
*   Bank Millennium SA                                                            110,945    163,290       0.0%
    Bank Pekao SA                                                                   2,163     66,759       0.0%
    Bank Zachodni WBK SA                                                            3,014    243,535       0.0%
*   Boryszew SA                                                                    23,540     48,117       0.0%
    Budimex SA                                                                      1,694     87,898       0.0%
    CCC SA                                                                          1,503     76,270       0.0%
*   CD Projekt SA                                                                   8,801     89,392       0.0%
    Ciech SA                                                                        2,085     34,005       0.0%
*   Cyfrowy Polsat SA                                                              23,978    148,189       0.0%
*   Enea SA                                                                        60,015    153,734       0.0%
    Energa SA                                                                       3,196      6,554       0.0%
    Eurocash SA                                                                     8,043     81,456       0.0%
*   Getin Noble Bank SA                                                            10,964      3,665       0.0%
#*  Globe Trade Centre SA                                                          16,125     32,969       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
POLAND -- (Continued)
    Grupa Azoty SA                                                 7,430 $  118,336       0.0%
    Grupa Kety SA                                                    710     70,823       0.0%
*   Grupa Lotos SA                                                18,394    159,486       0.0%
    ING Bank Slaski SA                                             1,055     38,727       0.0%
    Inter Cars SA                                                    220     15,181       0.0%
#*  Jastrzebska Spolka Weglowa SA                                 16,416    304,445       0.1%
    Kernel Holding SA                                             14,840    237,469       0.0%
    KGHM Polska Miedz SA                                          12,519    227,225       0.0%
    KRUK SA                                                        1,817    105,471       0.0%
    LPP SA                                                            49     73,596       0.0%
*   Lubelski Wegiel Bogdanka SA                                      475      8,429       0.0%
*   mBank SA                                                       1,288    116,309       0.0%
    Netia SA                                                      57,421     68,058       0.0%
    Neuca SA                                                         238     23,684       0.0%
    Orange Polska SA                                              54,156     77,320       0.0%
    Pfleiderer Group SA                                            3,640     32,068       0.0%
    PGE Polska Grupa Energetyczna SA                             130,329    341,475       0.1%
    Polski Koncern Naftowy Orlen SA                               38,846    769,630       0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA                    40,356     51,664       0.0%
    Powszechna Kasa Oszczednosci Bank Polski SA                   34,087    238,787       0.0%
    Powszechny Zaklad Ubezpieczen SA                              16,889    117,265       0.0%
#*  Synthos SA                                                   104,522    126,507       0.0%
*   Tauron Polska Energia SA                                     247,108    166,981       0.0%
    Trakcja SA                                                    10,194     34,923       0.0%
    Warsaw Stock Exchange                                          3,411     34,006       0.0%
                                                                         ----------       ---
TOTAL POLAND                                                              5,277,124       0.3%
                                                                         ----------       ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                 29,560    103,001       0.0%
*   Banco BPI SA                                                 123,707    153,565       0.0%
#*  Banco Comercial Portugues SA Class R                          68,578     91,335       0.0%
    Corticeira Amorim SGPS SA                                      2,149     21,574       0.0%
    CTT-Correios de Portugal SA                                   23,403    154,852       0.0%
    EDP - Energias de Portugal SA                                 97,748    323,083       0.0%
    EDP Renovaveis SA                                             45,219    341,600       0.0%
    Galp Energia SGPS SA                                          69,653    944,374       0.1%
    Jeronimo Martins SGPS SA                                      25,041    430,282       0.1%
    Mota-Engil SGPS SA                                            37,904     74,001       0.0%
    Navigator Co SA (The)                                         72,578    212,559       0.0%
    NOS SGPS SA                                                   52,447    348,525       0.0%
    REN - Redes Energeticas Nacionais SGPS SA                     42,154    123,181       0.0%
    Semapa-Sociedade de Investimento e Gestao                      6,532     83,838       0.0%
    Sonae SGPS SA                                                271,116    215,551       0.0%
                                                                         ----------       ---
TOTAL PORTUGAL                                                            3,621,321       0.2%
                                                                         ----------       ---
RUSSIA -- (0.3%)
    Etalon Group, Ltd. GDR                                        16,911     48,304       0.0%
    Gazprom PJSC Sponsored ADR                                   225,311    971,514       0.1%
    Globaltrans Investment P.L.C. Sponsored GDR                    5,753     27,885       0.0%
*   Lenta, Ltd. GDR                                               15,300    110,824       0.0%
    Lukoil PJSC Sponsored ADR                                      8,682    422,313       0.1%
    Magnitogorsk Iron & Steel OJSC GDR                            17,514    115,050       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
RUSSIA -- (Continued)
*   Mail.Ru Group, Ltd. GDR                                                         1,819 $   29,773       0.0%
    MegaFon PJSC GDR                                                                8,523     81,173       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                                          9,222    139,100       0.0%
    MMC Norilsk Nickel PJSC ADR(55315J102)                                          2,808     42,499       0.0%
    NOVATEK OJSC GDR                                                                  810     86,363       0.0%
    Novolipetsk Steel PJSC GDR                                                      8,327    134,951       0.0%
    PhosAgro PJSC GDR                                                               4,366     54,134       0.0%
*   PIK Group PJSC GDR                                                              5,506     24,675       0.0%
    Ros Agro P.L.C. GDR                                                             3,598     46,959       0.0%
    Rosneft PJSC GDR                                                               21,859    118,873       0.0%
    Rostelecom PJSC Sponsored ADR                                                   8,039     59,102       0.0%
    RusHydro PJSC ADR                                                             131,916    160,677       0.0%
    Sberbank of Russia PJSC Sponsored ADR                                          99,013    937,771       0.1%
    Severstal PJSC GDR                                                              6,022     84,918       0.0%
    Tatneft PJSC Sponsored ADR                                                      8,430    281,371       0.0%
    TMK PJSC GDR                                                                    5,570     23,521       0.0%
    VimpelCom, Ltd. Sponsored ADR                                                  49,819    166,396       0.0%
    VTB Bank PJSC GDR(B1W7FX909)                                                   67,339    140,745       0.0%
    VTB Bank PJSC GDR(46630Q202)                                                   86,930    182,031       0.0%
*   X5 Retail Group NV GDR                                                          6,435    191,804       0.0%
                                                                                          ----------       ---
TOTAL RUSSIA                                                                               4,682,726       0.3%
                                                                                          ----------       ---
SINGAPORE -- (0.8%)
    Accordia Golf Trust                                                           104,500     49,243       0.0%
*   Boustead Projects, Ltd.                                                         3,600      1,875       0.0%
    Boustead Singapore, Ltd.                                                      111,000     71,430       0.0%
    Bukit Sembawang Estates, Ltd.                                                   3,000      9,720       0.0%
    CapitaLand, Ltd.                                                              160,800    356,641       0.0%
    China Aviation Oil Singapore Corp., Ltd.                                       51,300     52,552       0.0%
    China Everbright Water, Ltd.                                                   52,000     21,336       0.0%
    Chip Eng Seng Corp., Ltd.                                                     101,200     46,820       0.0%
    City Developments, Ltd.                                                        28,500    173,529       0.0%
    ComfortDelGro Corp., Ltd.                                                     163,400    297,914       0.0%
#*  COSCO Corp. Singapore, Ltd.                                                   365,700     66,915       0.0%
    CSE Global, Ltd.                                                               44,000     12,976       0.0%
    CWT, Ltd.                                                                      72,200    102,515       0.0%
    Dairy Farm International Holdings, Ltd.                                        14,000     98,992       0.0%
    DBS Group Holdings, Ltd.                                                       79,988    862,167       0.1%
    Del Monte Pacific, Ltd.                                                       160,100     39,698       0.0%
    Delfi, Ltd.                                                                     5,000      8,058       0.0%
*   Dyna-Mac Holdings, Ltd.                                                        38,000      3,703       0.0%
*   Ezion Holdings, Ltd.                                                          547,950    117,404       0.0%
#*  Ezra Holdings, Ltd.                                                           803,479     24,613       0.0%
    First Resources, Ltd.                                                         143,200    187,322       0.0%
    Frasers Centrepoint, Ltd.                                                      33,400     35,652       0.0%
    Genting Singapore P.L.C.                                                      190,700    102,047       0.0%
    GL, Ltd.                                                                      108,200     62,182       0.0%
    Global Logistic Properties, Ltd.                                              109,800    139,715       0.0%
    Golden Agri-Resources, Ltd.                                                 2,001,600    552,701       0.1%
    Great Eastern Holdings, Ltd.                                                    4,000     58,769       0.0%
    GuocoLand, Ltd.                                                                11,000     15,166       0.0%
    Ho Bee Land, Ltd.                                                              48,400     74,120       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
SINGAPORE -- (Continued)
    Hong Fok Corp., Ltd.                                                           24,200 $   11,324       0.0%
    Hongkong Land Holdings, Ltd.                                                   19,900    133,256       0.0%
    Hutchison Port Holdings Trust                                               1,301,100    577,962       0.1%
    Hyflux, Ltd.                                                                  129,900     43,313       0.0%
    Indofood Agri Resources, Ltd.                                                 119,000     41,005       0.0%
    Innovalues, Ltd.                                                               56,100     39,869       0.0%
    Japfa, Ltd.                                                                   121,200     76,750       0.0%
    Jardine Cycle & Carriage, Ltd.                                                  5,933    179,664       0.0%
    Keppel Corp., Ltd.                                                            227,300    859,568       0.1%
#   Keppel Infrastructure Trust                                                   312,000    113,118       0.0%
    Lian Beng Group, Ltd.                                                          40,000     13,068       0.0%
    M1, Ltd.                                                                       38,100     55,896       0.0%
    Metro Holdings, Ltd.                                                           56,200     39,520       0.0%
    Midas Holdings, Ltd.                                                          272,500     42,179       0.0%
*   Nam Cheong, Ltd.                                                              133,000      5,430       0.0%
#*  Noble Group, Ltd.                                                           2,322,700    276,173       0.0%
    Olam International, Ltd.                                                      147,700    228,207       0.0%
    OUE, Ltd.                                                                     123,400    150,185       0.0%
    Oversea-Chinese Banking Corp., Ltd.                                           172,984  1,053,842       0.1%
    Oxley Holdings, Ltd.                                                           49,200     16,427       0.0%
    QAF, Ltd.                                                                      11,700     10,400       0.0%
*   Raffles Education Corp., Ltd.                                                  50,000      6,767       0.0%
    Raffles Medical Group, Ltd.                                                   139,762    151,106       0.0%
    RHT Health Trust                                                               56,600     35,063       0.0%
    Riverstone Holdings, Ltd.                                                      54,100     35,598       0.0%
    SATS, Ltd.                                                                     67,200    233,780       0.0%
    SembCorp Industries, Ltd.                                                     222,296    402,537       0.0%
#   SembCorp Marine, Ltd.                                                         181,200    168,015       0.0%
    Sheng Siong Group, Ltd.                                                       106,100     79,701       0.0%
    SIA Engineering Co., Ltd.                                                      16,600     44,032       0.0%
*   SIIC Environment Holdings, Ltd.                                                59,800     27,313       0.0%
    Sinarmas Land, Ltd.                                                           354,200    122,225       0.0%
    Singapore Airlines, Ltd.                                                       67,900    494,105       0.1%
    Singapore Exchange, Ltd.                                                       36,900    188,005       0.0%
    Singapore Post, Ltd.                                                          335,500    385,494       0.0%
    Singapore Press Holdings, Ltd.                                                 70,400    188,136       0.0%
    Singapore Technologies Engineering, Ltd.                                       55,000    123,649       0.0%
    Singapore Telecommunications, Ltd.(B02PY22)                                   158,800    442,564       0.0%
    Singapore Telecommunications, Ltd.(B02PY00)                                    38,700    108,413       0.0%
#   Sino Grandness Food Industry Group, Ltd.                                      139,900     34,193       0.0%
    Stamford Land Corp., Ltd.                                                      26,000      8,498       0.0%
    StarHub, Ltd.                                                                  45,000    109,234       0.0%
    Sunningdale Tech, Ltd.                                                         34,100     25,846       0.0%
    Super Group, Ltd.                                                             156,100    108,835       0.0%
*   Swiber Holdings, Ltd.                                                          29,250      2,292       0.0%
*   Tat Hong Holdings, Ltd.                                                        87,300     27,622       0.0%
    Tuan Sing Holdings, Ltd.                                                       58,000     11,872       0.0%
    UMS Holdings, Ltd.                                                             27,000     12,018       0.0%
    United Engineers, Ltd.                                                        176,400    328,255       0.0%
    United Industrial Corp., Ltd.                                                  18,000     35,209       0.0%
    United Overseas Bank, Ltd.                                                     49,572    668,757       0.1%
    UOB-Kay Hian Holdings, Ltd.                                                    13,000     12,366       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SINGAPORE -- (Continued)
    UOL Group, Ltd.                                              139,500 $   567,372       0.1%
    Valuetronics Holdings, Ltd.                                   30,400      10,819       0.0%
#*  Vard Holdings, Ltd.                                          140,900      18,771       0.0%
    Venture Corp., Ltd.                                           55,300     377,765       0.0%
    Wilmar International, Ltd.                                    56,800     134,850       0.0%
    Wing Tai Holdings, Ltd.                                      147,800     180,068       0.0%
                                                                         -----------       ---
TOTAL SINGAPORE                                                           13,524,076       0.8%
                                                                         -----------       ---
SOUTH AFRICA -- (1.8%)
    Adcock Ingram Holdings, Ltd.                                   8,475      29,413       0.0%
    Adcorp Holdings, Ltd.                                          8,176       8,220       0.0%
    Advtech, Ltd.                                                  5,495       7,099       0.0%
    Aeci, Ltd.                                                    35,169     265,626       0.0%
    African Rainbow Minerals, Ltd.                                30,641     222,004       0.0%
    Alexander Forbes Group Holdings, Ltd.                        132,398      60,113       0.0%
*   Anglo American Platinum, Ltd.                                  7,406     175,105       0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                        117,913   1,620,125       0.1%
*   ArcelorMittal South Africa, Ltd.                              98,441      84,288       0.0%
    Ascendis Health, Ltd.                                         34,974      70,463       0.0%
    Aspen Pharmacare Holdings, Ltd.                               16,187     352,627       0.0%
    Assore, Ltd.                                                  10,867     146,512       0.0%
    Astral Foods, Ltd.                                            11,415     103,519       0.0%
*   Attacq, Ltd.                                                  76,321      97,058       0.0%
*   Aveng, Ltd.                                                   94,182      49,378       0.0%
    AVI, Ltd.                                                     93,682     658,058       0.1%
    Barclays Africa Group, Ltd.                                   50,153     581,998       0.1%
    Barloworld, Ltd.                                              60,102     388,210       0.0%
    Bid Corp., Ltd.                                               37,623     660,679       0.1%
    Bidvest Group, Ltd. (The)                                     46,821     581,712       0.1%
    Blue Label Telecoms, Ltd.                                    136,282     206,049       0.0%
*   Brait SE                                                      67,668     449,114       0.0%
    Capitec Bank Holdings, Ltd.                                    6,397     324,733       0.0%
    Cashbuild, Ltd.                                                7,006     204,271       0.0%
    City Lodge Hotels, Ltd.                                        8,417      91,283       0.0%
    Clicks Group, Ltd.                                            45,588     425,269       0.0%
    Clover Industries, Ltd.                                       25,478      32,886       0.0%
*   Consolidated Infrastructure Group, Ltd.                       13,783      23,967       0.0%
    Coronation Fund Managers, Ltd.                                34,675     186,629       0.0%
*   Curro Holdings, Ltd.                                          11,767      43,293       0.0%
    DataTec, Ltd.                                                 63,539     211,316       0.0%
    Discovery, Ltd.                                               56,834     485,812       0.0%
    Distell Group, Ltd.                                            2,932      35,990       0.0%
    DRDGOLD, Ltd.                                                 67,874      34,417       0.0%
    EOH Holdings, Ltd.                                            26,572     315,230       0.0%
    Exxaro Resources, Ltd.                                        41,773     307,899       0.0%
    Famous Brands, Ltd.                                           17,681     206,602       0.0%
    FirstRand, Ltd.                                              203,892     731,109       0.1%
    Foschini Group, Ltd. (The)                                    61,429     631,466       0.1%
    Gold Fields, Ltd.                                             30,473     125,679       0.0%
    Gold Fields, Ltd. Sponsored ADR                              204,828     850,036       0.1%
    Grindrod, Ltd.                                               145,534     119,893       0.0%
    Group Five, Ltd.                                              16,700      28,632       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Harmony Gold Mining Co., Ltd.                                 67,965 $  210,994       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                   41,621    131,939       0.0%
    Hudaco Industries, Ltd.                                        9,976     80,869       0.0%
*   Impala Platinum Holdings, Ltd.                               113,873    460,121       0.0%
    Imperial Holdings, Ltd.                                       51,899    655,520       0.1%
    Investec, Ltd.                                                27,941    172,081       0.0%
    Invicta Holdings, Ltd.                                         1,753      7,224       0.0%
    JSE, Ltd.                                                     27,170    316,534       0.0%
    KAP Industrial Holdings, Ltd.                                397,458    228,458       0.0%
*   Kumba Iron Ore, Ltd.                                          18,328    186,647       0.0%
#   Lewis Group, Ltd.                                             34,490    102,235       0.0%
    Liberty Holdings, Ltd.                                        32,168    276,955       0.0%
    Life Healthcare Group Holdings, Ltd.                         161,008    430,149       0.0%
    Massmart Holdings, Ltd.                                       29,494    255,310       0.0%
    Metair Investments, Ltd.                                      39,137     55,159       0.0%
    MMI Holdings, Ltd.                                           294,495    493,320       0.0%
    Mondi, Ltd.                                                   14,151    276,418       0.0%
    Mpact, Ltd.                                                   47,652    116,594       0.0%
    Mr. Price Group, Ltd.                                         28,962    329,950       0.0%
    MTN Group, Ltd.                                              113,206    977,798       0.1%
#   Murray & Roberts Holdings, Ltd.                              143,603     98,601       0.0%
    Nampak, Ltd.                                                 156,050    217,628       0.0%
    Naspers, Ltd. Class N                                          5,379    900,876       0.1%
#   Nedbank Group, Ltd.                                           21,907    358,596       0.0%
    Netcare, Ltd.                                                154,028    395,555       0.0%
    New Europe Property Investments P.L.C.                        18,066    222,654       0.0%
*   Northam Platinum, Ltd.                                        64,338    234,414       0.0%
    Oceana Group, Ltd.                                            14,858    126,537       0.0%
    Omnia Holdings, Ltd.                                          18,402    222,856       0.0%
    Peregrine Holdings, Ltd.                                      66,301    127,836       0.0%
#   Pick n Pay Stores, Ltd.                                       27,004    132,309       0.0%
*   Pinnacle Holdings, Ltd.                                       33,548     44,547       0.0%
    Pioneer Foods Group, Ltd.                                     28,333    341,348       0.0%
    PPC, Ltd.                                                    463,755    189,349       0.0%
    PSG Group, Ltd.                                               12,477    194,740       0.0%
    Raubex Group, Ltd.                                            34,282     63,906       0.0%
    Reunert, Ltd.                                                 41,650    190,335       0.0%
    Rhodes Food Group Pty, Ltd.                                   12,278     23,688       0.0%
*   Royal Bafokeng Platinum, Ltd.                                 18,908     57,698       0.0%
    Sanlam, Ltd.                                                 168,365    815,510       0.1%
    Santam, Ltd.                                                  10,167    182,524       0.0%
*   Sappi, Ltd.                                                  153,042    851,565       0.1%
*   Sappi, Ltd. Sponsored ADR                                      3,300     18,414       0.0%
    Sasol, Ltd.                                                    8,180    225,891       0.0%
    Sasol, Ltd. Sponsored ADR                                     39,155  1,077,154       0.1%
    Shoprite Holdings, Ltd.                                       33,844    499,450       0.1%
    Sibanye Gold, Ltd.                                           137,419    382,267       0.0%
    Sibanye Gold, Ltd. Sponsored ADR                               7,300     81,760       0.0%
    SPAR Group, Ltd. (The)                                        18,313    259,639       0.0%
    Spur Corp., Ltd.                                               3,691      8,741       0.0%
    Standard Bank Group, Ltd.                                    100,986  1,071,995       0.1%
    Steinhoff International Holdings NV                          172,154    928,714       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Sun International, Ltd.                                       26,416 $   163,171       0.0%
*   Super Group, Ltd.                                             93,724     276,621       0.0%
    Telkom SA SOC, Ltd.                                           65,045     299,825       0.0%
    Tiger Brands, Ltd.                                            23,041     656,125       0.1%
    Tongaat Hulett, Ltd.                                          33,882     306,198       0.0%
    Trencor, Ltd.                                                 22,422      47,681       0.0%
#   Truworths International, Ltd.                                 62,550     331,866       0.0%
    Tsogo Sun Holdings, Ltd.                                     100,921     229,461       0.0%
    Vodacom Group, Ltd.                                            6,929      74,757       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                               14,941     168,421       0.0%
    Woolworths Holdings, Ltd.                                     99,674     577,265       0.1%
                                                                         -----------       ---
TOTAL SOUTH AFRICA                                                        31,676,545       1.9%
                                                                         -----------       ---
SOUTH KOREA -- (4.1%)
    Able C&C Co., Ltd.                                             1,756      32,106       0.0%
    Ace Technologies Corp.                                         5,022      16,369       0.0%
    Advanced Nano Products Co., Ltd.                               1,764      24,757       0.0%
    Aekyung Petrochemical Co., Ltd.                                3,630      37,694       0.0%
    AfreecaTV Co., Ltd.                                            1,213      26,558       0.0%
*   Agabang&Company                                                6,392      41,467       0.0%
    Ahnlab, Inc.                                                     779      43,828       0.0%
*   AJ Rent A Car Co., Ltd.                                        3,223      27,780       0.0%
    AK Holdings, Inc.                                              1,453      78,152       0.0%
#   ALUKO Co., Ltd.                                               14,094      53,100       0.0%
    Amorepacific Corp.                                               556     174,194       0.0%
    AMOREPACIFIC Group                                             1,074     138,642       0.0%
*   Amotech Co., Ltd.                                              2,227      33,603       0.0%
    Anapass, Inc.                                                  2,793      29,732       0.0%
    Asia Cement Co., Ltd.                                            423      27,206       0.0%
    ASIA Holdings Co., Ltd.                                          233      20,467       0.0%
*   Asia Paper Manufacturing Co., Ltd.                             1,806      30,779       0.0%
*   Asiana Airlines, Inc.                                         33,149     133,808       0.0%
    Atinum Investment Co., Ltd.                                   13,774      24,871       0.0%
    Baiksan Co., Ltd.                                              5,715      44,447       0.0%
    BGF retail Co., Ltd.                                             682     103,569       0.0%
*   BH Co., Ltd.                                                   3,888      36,866       0.0%
    Binggrae Co., Ltd.                                             1,194      65,046       0.0%
    Bluecom Co., Ltd.                                              1,728      19,197       0.0%
    BNK Financial Group, Inc.                                     73,614     596,696       0.1%
    Boryung Pharmaceutical Co., Ltd.                               1,102      54,817       0.0%
    Bukwang Pharmaceutical Co., Ltd.                                 992      21,616       0.0%
    Byucksan Corp.                                                13,144      56,521       0.0%
*   CammSys Corp.                                                 12,294      31,458       0.0%
*   Capro Corp.                                                   10,770      51,838       0.0%
    Cell Biotech Co., Ltd.                                         1,192      47,191       0.0%
#*  Celltrion, Inc.                                                1,437     133,131       0.0%
*   Chabiotech Co., Ltd.                                           7,185      86,557       0.0%
    Changhae Ethanol Co., Ltd.                                     1,072      18,757       0.0%
    Cheil Worldwide, Inc.                                          6,646      98,368       0.0%
*   China Great Star International, Ltd.                          18,536      21,028       0.0%
#*  China Ocean Resources Co., Ltd.                               29,759      39,218       0.0%
    Chong Kun Dang Pharmaceutical Corp.                              481      38,862       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Chongkundang Holdings Corp.                                     451 $ 26,116       0.0%
    Chungdahm Learning, Inc.                                      1,652   33,708       0.0%
#   CJ CGV Co., Ltd.                                              1,193   70,573       0.0%
    CJ CheilJedang Corp.                                          1,129  344,431       0.0%
    CJ Corp.                                                      1,343  204,464       0.0%
    CJ E&M Corp.                                                  2,671  162,926       0.0%
    CJ Freshway Corp.                                               713   24,456       0.0%
    CJ Hellovision Co., Ltd.                                      6,042   43,124       0.0%
*   CJ Korea Express Corp.                                          177   31,078       0.0%
    CJ O Shopping Co., Ltd.                                         808  114,403       0.0%
    CKD Bio Corp.                                                 1,562   30,462       0.0%
#*  Com2uSCorp                                                    1,732  143,505       0.0%
#   Cosmax, Inc.                                                  1,176  118,532       0.0%
*   COSON Co., Ltd.                                               1,028   12,071       0.0%
    Coway Co., Ltd.                                               2,247  175,769       0.0%
#   Crown Confectionery Co., Ltd.                                 2,110   57,542       0.0%
*   CrucialTec Co., Ltd.                                          3,337   23,294       0.0%
    CS Wind Corp.                                                 1,962   42,386       0.0%
    Cuckoo Electronics Co., Ltd.                                    291   33,529       0.0%
    Dae Han Flour Mills Co., Ltd.                                   232   35,753       0.0%
*   Dae Won Chemical Co., Ltd.                                    8,405   18,624       0.0%
*   Dae-Il Corp.                                                  2,892   25,383       0.0%
*   Daea TI Co., Ltd.                                            20,058   29,749       0.0%
    Daeduck Electronics Co.                                       8,884   58,395       0.0%
    Daeduck GDS Co., Ltd.                                         6,440   66,905       0.0%
    Daehan Steel Co., Ltd.                                        6,129   49,939       0.0%
    Daekyo Co., Ltd.                                              4,518   32,926       0.0%
    Daelim Industrial Co., Ltd.                                   5,919  421,806       0.1%
    Daeryuk Can Co., Ltd.                                         7,106   41,173       0.0%
    Daesang Corp.                                                 3,659   86,055       0.0%
    Daesang Holdings Co., Ltd.                                    3,999   36,471       0.0%
    Daewon Pharmaceutical Co., Ltd.                               1,259   18,729       0.0%
*   Daewoo Engineering & Construction Co., Ltd.                  22,977  126,729       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           31,947  125,080       0.0%
    Daewoong Co., Ltd.                                              731   28,090       0.0%
    Daewoong Pharmaceutical Co., Ltd.                               413   24,605       0.0%
    Daihan Pharmaceutical Co., Ltd.                               1,718   44,154       0.0%
    Daishin Securities Co., Ltd.                                 13,218  121,553       0.0%
#*  Danal Co., Ltd.                                               9,130   40,386       0.0%
    Daou Data Corp.                                               5,374   49,423       0.0%
    Daou Technology, Inc.                                         8,159  147,175       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                   24,500   35,278       0.0%
    DGB Financial Group, Inc.                                    48,482  406,114       0.1%
    Digital Power Communications Co., Ltd.                       10,160   33,540       0.0%
*   DIO Corp.                                                     1,035   41,186       0.0%
*   DMS Co., Ltd.                                                 3,334   23,054       0.0%
*   DNF Co., Ltd.                                                 3,515   45,070       0.0%
#   Dong A Eltek Co., Ltd.                                        2,518   45,649       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                               2,722   57,330       0.0%
    Dong-A Socio Holdings Co., Ltd.                                 415   52,533       0.0%
    Dong-A ST Co., Ltd.                                             484   36,269       0.0%
*   Dongbu HiTek Co., Ltd.                                        8,367  124,323       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Dongbu Insurance Co., Ltd.                                    7,777 $482,434       0.1%
*   Dongbu Securities Co., Ltd.                                   9,514   27,561       0.0%
#   Dongjin Semichem Co., Ltd.                                   16,117  118,329       0.0%
    DongKook Pharmaceutical Co., Ltd.                               621   28,447       0.0%
    Dongkuk Industries Co., Ltd.                                 14,504   62,680       0.0%
*   Dongkuk Steel Mill Co., Ltd.                                 15,260  108,887       0.0%
    Dongkuk Structures & Construction Co., Ltd.                   4,495   32,450       0.0%
    Dongsuh Cos Inc.                                              1,462   34,643       0.0%
    Dongsung Chemical Co., Ltd.                                     737   13,304       0.0%
    DONGSUNG Corp.                                                8,491   47,888       0.0%
*   Dongwha Enterprise Co., Ltd.                                    717   21,843       0.0%
    Dongwha Pharm Co., Ltd.                                       3,099   21,021       0.0%
    Dongwon Development Co., Ltd.                                14,753   58,861       0.0%
    Dongwon F&B Co., Ltd.                                           239   42,069       0.0%
    Dongwon Industries Co., Ltd.                                    177   47,629       0.0%
    Dongwon Systems Corp.                                           542   26,430       0.0%
    Doosan Corp.                                                  2,814  251,791       0.0%
*   Doosan Engine Co., Ltd.                                      14,369   44,244       0.0%
    Doosan Heavy Industries & Construction Co., Ltd.             11,658  265,981       0.0%
#*  Doosan Infracore Co., Ltd.                                   38,965  235,301       0.0%
    DRB Holding Co., Ltd.                                         2,400   26,817       0.0%
    DuzonBIzon Co., Ltd.                                          3,446   67,161       0.0%
    DY Corp.                                                      6,599   36,092       0.0%
    e Tec E&C, Ltd.                                                 360   30,888       0.0%
    e-LITECOM Co., Ltd.                                           2,144   18,207       0.0%
    E-MART, Inc.                                                  3,878  549,901       0.1%
    E1 Corp.                                                        695   36,918       0.0%
    Eagon Industrial, Ltd.                                        1,531   15,151       0.0%
    Easy Bio, Inc.                                               13,406   70,757       0.0%
#*  Eco Energy Holdings Co., Ltd.                                 2,093   22,325       0.0%
#*  Ecopro Co., Ltd.                                              3,019   33,264       0.0%
*   EM-Tech Co., Ltd.                                             2,273   20,429       0.0%
*   Emerson Pacific, Inc.                                         1,462   47,963       0.0%
    ENF Technology Co., Ltd.                                      2,411   49,582       0.0%
    Eo Technics Co., Ltd.                                           867   47,661       0.0%
    Eugene Corp.                                                 13,972   56,196       0.0%
*   Eugene Investment & Securities Co., Ltd.                     23,816   49,959       0.0%
    Eugene Technology Co., Ltd.                                   3,563   60,460       0.0%
    Eusu Holdings Co., Ltd.                                       7,790   42,557       0.0%
    F&F Co., Ltd.                                                 1,595   22,417       0.0%
*   Farmsco                                                       1,692   17,347       0.0%
    Fila Korea, Ltd.                                              1,191   90,735       0.0%
    Fine Technix Co., Ltd.                                        5,200   12,421       0.0%
*   Foosung Co., Ltd.                                            10,131   68,690       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                                      1,959   43,242       0.0%
#*  GNCO Co., Ltd.                                               12,219   50,459       0.0%
    Golfzon Co., Ltd.                                               186   10,951       0.0%
    GOLFZONYUWONHOLDINGS Co., Ltd.                                4,008   27,188       0.0%
    Grand Korea Leisure Co., Ltd.                                 2,777   52,695       0.0%
    Green Cross Corp.                                               505   61,494       0.0%
#   Green Cross Holdings Corp.                                    4,463   86,450       0.0%
#*  GS Engineering & Construction Corp.                          10,989  256,519       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
#*  GS Global Corp.                                              25,862 $ 60,414       0.0%
#   GS Holdings Corp.                                            15,127  672,978       0.1%
    GS Home Shopping, Inc.                                          541   83,075       0.0%
    GS Retail Co., Ltd.                                           1,817   77,393       0.0%
    Halla Holdings Corp.                                          3,103  183,553       0.0%
    Han Kuk Carbon Co., Ltd.                                      6,762   36,002       0.0%
    Hana Financial Group, Inc.                                   23,890  683,306       0.1%
    Hana Micron, Inc.                                             5,902   26,373       0.0%
#   Hana Tour Service, Inc.                                       1,516   85,307       0.0%
    Hancom, Inc.                                                  2,449   37,717       0.0%
    Handok, Inc.                                                    729   14,431       0.0%
    Handsome Co., Ltd.                                            2,208   78,263       0.0%
    Hanil Cement Co., Ltd.                                        1,011   65,608       0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.             31,347  106,661       0.0%
#   Hanjin Kal Corp.                                             14,045  207,244       0.0%
#   Hanjin Transportation Co., Ltd.                               2,298   59,078       0.0%
    Hankook Shell Oil Co., Ltd.                                     160   61,651       0.0%
    Hankook Tire Co., Ltd.                                       14,035  673,976       0.1%
#   Hanmi Pharm Co., Ltd.                                           274   86,513       0.0%
    Hanmi Science Co., Ltd.                                         649   43,050       0.0%
    Hanmi Semiconductor Co., Ltd.                                 3,110   37,622       0.0%
    Hanon Systems                                                21,775  203,602       0.0%
#   Hansae Co., Ltd.                                              2,207   48,773       0.0%
    Hansae Yes24 Holdings Co., Ltd.                               4,916   45,033       0.0%
*   Hanshin Construction                                          1,101   17,094       0.0%
#   Hansol Chemical Co., Ltd.                                     1,876  135,615       0.0%
*   Hansol Holdings Co., Ltd.                                    12,039   67,597       0.0%
*   Hansol HomeDeco Co., Ltd.                                    15,521   23,713       0.0%
    Hansol Paper Co., Ltd.                                        2,869   50,806       0.0%
*   Hansol Technics Co., Ltd.                                     2,630   34,725       0.0%
#   Hanssem Co., Ltd.                                               891  137,994       0.0%
    Hanwha Chemical Corp.                                        19,678  463,311       0.1%
    Hanwha Corp.                                                 14,316  466,249       0.1%
    Hanwha Galleria Timeworld Co., Ltd.                             174    5,974       0.0%
    Hanwha General Insurance Co., Ltd.                           12,628   83,724       0.0%
#*  Hanwha Investment & Securities Co., Ltd.                     57,309  111,850       0.0%
    Hanwha Life Insurance Co., Ltd.                              42,274  230,795       0.0%
    Hanwha Techwin Co., Ltd.                                      2,697  149,809       0.0%
    Hanyang Eng Co., Ltd.                                         2,985   32,420       0.0%
*   Harim Co., Ltd.                                               8,161   31,870       0.0%
*   Harim Holdings Co., Ltd.                                     15,010   52,461       0.0%
#*  HB Technology Co., Ltd.                                      12,773   49,192       0.0%
#   Heung-A Shipping Co., Ltd.                                   12,761   18,698       0.0%
    Hite Jinro Co., Ltd.                                          5,965  114,652       0.0%
    Hitejinro Holdings Co., Ltd.                                  1,367   14,259       0.0%
    HMC Investment Securities Co., Ltd.                           5,341   44,472       0.0%
*   Homecast Co., Ltd.                                              895   14,490       0.0%
    Hotel Shilla Co., Ltd.                                        2,379  118,997       0.0%
    HS Industries Co., Ltd.                                       8,745   74,046       0.0%
    HS R&A Co., Ltd.                                              1,273   36,151       0.0%
    Huchems Fine Chemical Corp.                                   3,204   66,189       0.0%
    Humax Co., Ltd.                                               6,166   78,579       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Huons Global Co., Ltd.                                        1,854 $   69,615       0.0%
    Huvis Corp.                                                   2,758     17,265       0.0%
    Hwa Shin Co., Ltd.                                            6,628     39,890       0.0%
    HwaSung Industrial Co., Ltd.                                  2,437     26,741       0.0%
    Hy-Lok Corp.                                                  3,442     68,447       0.0%
    Hyosung Corp.                                                 3,253    379,999       0.0%
*   Hyundai BNG Steel Co., Ltd.                                   2,999     30,182       0.0%
    Hyundai C&F, Inc.                                             1,010     14,189       0.0%
*   Hyundai Cement Co.                                              369      9,347       0.0%
    Hyundai Corp.                                                 1,468     26,888       0.0%
    Hyundai Department Store Co., Ltd.                            3,258    334,235       0.0%
    Hyundai Development Co-Engineering & Construction             6,004    253,895       0.0%
*   Hyundai Elevator Co., Ltd.                                    2,540    124,134       0.0%
    Hyundai Engineering & Construction Co., Ltd.                 18,450    666,425       0.1%
    Hyundai Engineering Plastics Co., Ltd.                        7,950     62,623       0.0%
    Hyundai Glovis Co., Ltd.                                      1,128    170,746       0.0%
    Hyundai Greenfood Co., Ltd.                                   7,411    108,446       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            3,518    446,154       0.1%
    Hyundai Home Shopping Network Corp.                             893     88,532       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.               16,126     52,083       0.0%
    Hyundai Livart Furniture Co., Ltd.                            2,378     51,300       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    17,023    525,455       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                               978      7,445       0.0%
*   Hyundai Mipo Dockyard Co., Ltd.                               3,668    224,414       0.0%
    Hyundai Mobis Co., Ltd.                                       3,150    751,301       0.1%
    Hyundai Motor Co.                                             9,896  1,208,197       0.1%
*   Hyundai Rotem Co., Ltd.                                       2,643     43,156       0.0%
    Hyundai Steel Co.                                             9,198    396,361       0.1%
    Hyundai Wia Corp.                                             3,960    271,666       0.0%
*   i-SENS, Inc.                                                    555     15,842       0.0%
*   iA, Inc.                                                      7,329     28,153       0.0%
#*  IHQ, Inc.                                                    21,846     37,736       0.0%
*   IL Dong Pharmaceutical Co., Ltd.                              1,181     18,165       0.0%
    IlDong Holdings Co., Ltd.                                       478     11,382       0.0%
*   Iljin Display Co., Ltd.                                       5,199     18,676       0.0%
    Iljin Holdings Co., Ltd.                                      5,037     25,672       0.0%
    Ilshin Spinning Co., Ltd.                                       467     53,062       0.0%
    iMarketKorea, Inc.                                            6,839     76,314       0.0%
    InBody Co., Ltd.                                              1,627     46,888       0.0%
    Industrial Bank of Korea                                     29,963    344,907       0.0%
*   INITECH Co., Ltd.                                             3,505     21,416       0.0%
*   Innox Corp.                                                   1,881     30,124       0.0%
*   Interflex Co., Ltd.                                           1,475     21,015       0.0%
    Interojo Co., Ltd.                                            1,003     34,588       0.0%
    Interpark Holdings Corp.                                     15,035     65,485       0.0%
    INTOPS Co., Ltd.                                              1,313     23,171       0.0%
    IS Dongseo Co., Ltd.                                          2,995    129,426       0.0%
    ISC Co., Ltd.                                                   697     10,700       0.0%
    ISU Chemical Co., Ltd.                                        2,823     38,218       0.0%
    IsuPetasys Co., Ltd.                                         13,287     48,492       0.0%
    Jahwa Electronics Co., Ltd.                                   2,194     27,854       0.0%
    JB Financial Group Co., Ltd.                                 29,590    153,423       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
*   Jcontentree Corp.                                             9,351 $ 30,981       0.0%
*   Jusung Engineering Co., Ltd.                                  5,430   44,767       0.0%
    JW Holdings Corp.                                             2,761   24,004       0.0%
    JW Pharmaceutical Corp.                                       1,193   51,170       0.0%
    Kakao Corp.                                                     978   65,213       0.0%
    Kangnam Jevisco Co., Ltd.                                       961   31,275       0.0%
    Kangwon Land, Inc.                                            3,355  111,191       0.0%
    KAON Media Co., Ltd.                                          3,801   34,505       0.0%
    KB Capital Co., Ltd.                                          4,115   94,423       0.0%
    KB Financial Group, Inc.                                     25,774  954,061       0.1%
    KB Financial Group, Inc. ADR                                  3,800  140,524       0.0%
    KB Insurance Co., Ltd.                                       12,688  320,655       0.0%
    KC Green Holdings Co., Ltd.                                   5,906   44,565       0.0%
    KC Tech Co., Ltd.                                             3,312   40,171       0.0%
    KCC Corp.                                                     1,165  411,308       0.1%
*   KEC Corp.                                                    18,489   15,533       0.0%
    KEPCO Engineering & Construction Co., Inc.                    1,886   41,287       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                   2,168  103,930       0.0%
*   KEYEAST Co., Ltd.                                             8,172   18,570       0.0%
    KG Chemical Corp.                                             2,146   26,204       0.0%
    KG Eco Technology Service Co., Ltd.                           5,815   16,578       0.0%
    Kginicis Co., Ltd.                                            4,395   47,074       0.0%
    KGMobilians Co., Ltd.                                         1,497   12,365       0.0%
    KH Vatec Co., Ltd.                                            5,594   61,479       0.0%
    Kia Motors Corp.                                             16,910  600,452       0.1%
    KISCO Corp.                                                   1,233   40,504       0.0%
    KISCO Holdings Co., Ltd.                                        391   21,010       0.0%
    KISWIRE, Ltd.                                                 2,341   79,819       0.0%
    KIWOOM Securities Co., Ltd.                                   2,888  167,345       0.0%
*   KleanNara Co., Ltd.                                           5,677   26,445       0.0%
*   KMH Co., Ltd.                                                 4,264   30,615       0.0%
    Kodaco Co., Ltd.                                             11,316   34,060       0.0%
    Koh Young Technology, Inc.                                    1,310   51,223       0.0%
#   Kolao Holdings                                                7,228   55,488       0.0%
    Kolon Corp.                                                   1,172   52,037       0.0%
*   Kolon Global Corp.                                            2,247   26,220       0.0%
    Kolon Industries, Inc.                                        3,972  258,023       0.0%
    Kolon Life Science, Inc.                                        539   70,395       0.0%
*   Komipharm International Co., Ltd.                             1,137   38,412       0.0%
    KONA I Co., Ltd.                                              5,300   55,327       0.0%
    Korea Aerospace Industries, Ltd.                              2,758  155,774       0.0%
    Korea Alcohol Industrial Co., Ltd.                            5,942   48,108       0.0%
    Korea Circuit Co., Ltd.                                       3,032   21,324       0.0%
    Korea District Heating Corp.                                    424   25,604       0.0%
    Korea Electric Power Corp.                                    1,974   85,396       0.0%
    Korea Electric Power Corp. Sponsored ADR                      4,000   87,240       0.0%
    Korea Electric Terminal Co., Ltd.                             1,371   85,637       0.0%
    Korea Gas Corp.                                               2,619  105,857       0.0%
*   Korea Information & Communications Co, Ltd.                   2,407   23,398       0.0%
    Korea Investment Holdings Co., Ltd.                           8,732  312,639       0.0%
    Korea Kolmar Co., Ltd.                                        1,232   87,659       0.0%
    Korea Kolmar Holdings Co., Ltd.                                 685   17,510       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Korea Line Corp.                                              5,318 $   83,747       0.0%
    Korea Petrochemical Ind Co., Ltd.                               934    166,498       0.0%
    Korea United Pharm, Inc.                                        980     14,371       0.0%
    Korea Zinc Co., Ltd.                                            211     83,782       0.0%
*   Korean Air Lines Co., Ltd.                                   10,897    304,605       0.0%
    Korean Reinsurance Co.                                       24,805    255,630       0.0%
    Kortek Corp.                                                  3,151     38,630       0.0%
    KPX Chemical Co., Ltd.                                          347     19,160       0.0%
    KSS LINE, Ltd.                                                2,238     15,768       0.0%
    KT Corp.                                                      2,588     73,007       0.0%
    KT Corp. Sponsored ADR                                        2,500     39,975       0.0%
*   KT Hitel Co., Ltd.                                            4,017     25,845       0.0%
    KT Skylife Co., Ltd.                                          6,863    106,924       0.0%
    KT&G Corp.                                                    5,387    531,320       0.1%
*   KTB Investment & Securities Co., Ltd.                        10,900     27,242       0.0%
    Ktis Corp.                                                    7,637     24,010       0.0%
    Kukdo Chemical Co., Ltd.                                        877     41,470       0.0%
*   Kumho Industrial Co., Ltd.                                    5,409     45,200       0.0%
    Kumho Petrochemical Co., Ltd.                                 4,146    253,346       0.0%
#*  Kumho Tire Co., Inc.                                         30,878    276,867       0.0%
    Kumkang Kind Co., Ltd.                                          826     32,756       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                           6,400     46,161       0.0%
    Kwangju Bank                                                  8,167     72,078       0.0%
    Kyobo Securities Co., Ltd.                                    7,517     60,896       0.0%
    Kyung Dong Navien Co., Ltd.                                     626     32,078       0.0%
    Kyungbang, Ltd.                                               2,540     40,176       0.0%
    KyungDong City Gas Co., Ltd.                                    420     24,879       0.0%
    Kyungdong Pharm Co., Ltd.                                       814     12,761       0.0%
*   LB Semicon, Inc.                                             13,039     34,512       0.0%
    LEADCORP, Inc. (The)                                          7,093     49,284       0.0%
#*  Leaders Cosmetics Co., Ltd.                                   1,892     32,664       0.0%
    LEENO Industrial, Inc.                                          751     28,180       0.0%
    LF Corp.                                                      5,267     99,855       0.0%
#   LG Chem, Ltd.                                                 2,546    546,830       0.1%
    LG Corp.                                                      5,652    302,247       0.0%
    LG Display Co., Ltd.                                         51,445  1,230,031       0.1%
    LG Display Co., Ltd. ADR                                      7,000     84,070       0.0%
#   LG Electronics, Inc.                                         21,077    878,644       0.1%
    LG Hausys, Ltd.                                               1,894    156,429       0.0%
    LG Household & Health Care, Ltd.                                345    246,792       0.0%
    LG Innotek Co., Ltd.                                          3,337    227,310       0.0%
    LG International Corp.                                        6,111    148,508       0.0%
*   LG Life Sciences, Ltd.                                        1,558     84,547       0.0%
    LG Uplus Corp.                                               51,396    529,698       0.1%
*   LIS Co., Ltd.                                                 2,912     30,864       0.0%
    Lock&Lock Co., Ltd.                                           3,536     41,317       0.0%
*   Loen Entertainment, Inc.                                        614     36,119       0.0%
#*  LOT Vacuum Co., Ltd.                                          3,537     41,496       0.0%
    Lotte Chemical Corp.                                          2,109    529,891       0.1%
    Lotte Chilsung Beverage Co., Ltd.                               125    168,269       0.0%
    Lotte Confectionery Co., Ltd.                                   916    153,761       0.0%
#   LOTTE Fine Chemical Co., Ltd.                                 5,027    127,288       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Lotte Food Co., Ltd.                                            144 $ 86,912       0.0%
    LOTTE Himart Co., Ltd.                                        2,596   99,964       0.0%
*   Lotte Non-Life Insurance Co., Ltd.                           16,201   38,481       0.0%
    Lotte Shopping Co., Ltd.                                        911  181,767       0.0%
    LS Corp.                                                      4,863  232,586       0.0%
    LS Industrial Systems Co., Ltd.                               4,120  140,782       0.0%
*   Lumens Co., Ltd.                                             10,136   35,589       0.0%
#   Macquarie Korea Infrastructure Fund                          32,500  250,211       0.0%
*   Macrogen, Inc.                                                1,290   37,450       0.0%
    Maeil Dairy Industry Co., Ltd.                                  876   25,919       0.0%
    Mando Corp.                                                   1,381  322,888       0.0%
    Mcnex Co., Ltd.                                               1,308   22,848       0.0%
    MDS Technology Co., Ltd.                                      1,135   17,541       0.0%
    Medy-Tox, Inc.                                                  341  120,986       0.0%
    MegaStudy Co., Ltd.                                             429   12,122       0.0%
    MegaStudyEdu Co., Ltd.                                          249   10,270       0.0%
    Meritz Financial Group, Inc.                                 11,346  111,451       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                     12,875  179,166       0.0%
    Meritz Securities Co., Ltd.                                  76,653  227,165       0.0%
*   MiCo, Ltd.                                                    7,444   19,492       0.0%
    Mirae Asset Daewoo Co., Ltd.                                 34,120  230,094       0.0%
    Mirae Asset Securities Co., Ltd.                             13,806  272,282       0.0%
    Miwon Specialty Chemical Co., Ltd.                               44   15,420       0.0%
    MK Electron Co., Ltd.                                         7,432   54,501       0.0%
    Modetour Network, Inc.                                        1,231   28,493       0.0%
    Muhak Co., Ltd.                                               3,141   62,413       0.0%
    Namhae Chemical Corp.                                         3,185   22,662       0.0%
*   Namsun Aluminum Co., Ltd.                                    19,860   20,422       0.0%
    Namyang Dairy Products Co., Ltd.                                115   67,747       0.0%
*   Nanos Co., Ltd.                                               2,198    2,644       0.0%
#*  Naturalendo Tech Co., Ltd.                                    1,533   25,744       0.0%
    NAVER Corp.                                                     509  380,816       0.1%
    NCSoft Corp.                                                    938  216,686       0.0%
    NeoPharm Co., Ltd.                                            1,128   28,176       0.0%
*   Neowiz Games Corp.                                            4,691   44,227       0.0%
    NEPES Corp.                                                   4,470   27,518       0.0%
    Nexen Corp.                                                   8,306   57,980       0.0%
#   Nexen Tire Corp.                                             10,835  124,297       0.0%
*   Nexon GT Co., Ltd.                                            2,833   19,815       0.0%
    NH Investment & Securities Co., Ltd.                         26,748  235,202       0.0%
*   NHN Entertainment Corp.                                       4,415  193,441       0.0%
    NHN KCP Corp.                                                 1,329   19,834       0.0%
    NICE Holdings Co., Ltd.                                       7,246  106,607       0.0%
    Nice Information & Telecommunication, Inc.                    1,600   51,105       0.0%
    NICE Information Service Co., Ltd.                            6,781   45,367       0.0%
    NICE Total Cash Management Co., Ltd.                          4,043   19,644       0.0%
    Nong Shim Holdings Co., Ltd.                                    505   44,536       0.0%
    Nong Woo Bio Co., Ltd.                                        1,161   21,226       0.0%
#   NongShim Co., Ltd.                                              507  127,581       0.0%
    NOROO Paint & Coatings Co., Ltd.                              2,394   19,340       0.0%
*   NS Shopping Co., Ltd.                                           560   80,657       0.0%
#*  OCI Co., Ltd.                                                 4,083  321,781       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Omnisystem Co., Ltd.                                         13,737 $    27,921       0.0%
*   OPTRON-TEC, Inc.                                              5,659      27,258       0.0%
    Orion Corp.                                                     165     102,982       0.0%
*   Osstem Implant Co., Ltd.                                      1,259      59,897       0.0%
    Ottogi Corp.                                                     90      51,720       0.0%
*   Pan Ocean Co., Ltd.                                          31,053      97,708       0.0%
#*  PaperCorea, Inc.                                             65,315      33,055       0.0%
#   Paradise Co., Ltd.                                            6,907      78,321       0.0%
    Partron Co., Ltd.                                            11,330      88,409       0.0%
*   Paru Co., Ltd.                                               14,061      49,823       0.0%
    Poongsan Corp.                                                6,855     208,303       0.0%
    Poongsan Holdings Corp.                                         334      13,639       0.0%
    POSCO                                                         3,587     746,356       0.1%
    POSCO Sponsored ADR                                          11,313     587,710       0.1%
    POSCO Chemtech Co., Ltd.                                      3,310      34,373       0.0%
    Posco Daewoo Corp.                                           12,076     262,221       0.0%
#*  Posco ICT Co., Ltd.                                          13,262      66,309       0.0%
*   Power Logics Co., Ltd.                                       10,823      35,046       0.0%
    PSK, Inc.                                                     1,619      19,576       0.0%
    Pulmuone Co., Ltd.                                              213      22,026       0.0%
    Pyeong Hwa Automotive Co., Ltd.                               4,745      48,449       0.0%
*   S&C Engine Group, Ltd.                                        1,078       1,386       0.0%
*   S&S Tech Corp.                                                3,957      28,179       0.0%
    S&T Dynamics Co., Ltd.                                        5,618      45,382       0.0%
    S&T Holdings Co., Ltd.                                        1,818      23,748       0.0%
    S&T Motiv Co., Ltd.                                           1,773      63,316       0.0%
    S-1 Corp.                                                     1,603     129,428       0.0%
*   S-Connect Co., Ltd.                                          22,401      40,405       0.0%
#   S-Oil Corp.                                                   2,489     170,092       0.0%
*   Sajo Industries Co., Ltd.                                       503      27,429       0.0%
    Sam Chun Dang Pharm Co., Ltd.                                 5,368      46,418       0.0%
    Sam Young Electronics Co., Ltd.                               2,512      24,452       0.0%
    Sam Yung Trading Co., Ltd.                                    1,601      24,608       0.0%
    Samchully Co., Ltd.                                             400      34,097       0.0%
    Samchuly Bicycle Co., Ltd.                                    2,639      32,452       0.0%
*   Samho International Co., Ltd.                                   805      12,299       0.0%
    SAMHWA Paints Industrial Co., Ltd.                            1,278      12,487       0.0%
    Samick Musical Instruments Co., Ltd.                          9,330      18,724       0.0%
    Samick THK Co., Ltd.                                          3,397      31,146       0.0%
    Samjin Pharmaceutical Co., Ltd.                               4,150     114,437       0.0%
    Samkee Automotive Co., Ltd.                                   5,315      16,856       0.0%
    Samkwang Glass                                                  293      15,361       0.0%
    Samlip General Foods Co., Ltd.                                  385      57,296       0.0%
    Sammok S-Form Co., Ltd.                                       3,916      47,165       0.0%
    Samsung C&T Corp.                                               799     112,622       0.0%
    Samsung Card Co., Ltd.                                        7,929     333,808       0.0%
    Samsung Electro-Mechanics Co., Ltd.                          11,404     468,156       0.1%
    Samsung Electronics Co., Ltd.                                 7,245  10,362,727       0.7%
#*  Samsung Engineering Co., Ltd.                                30,258     249,746       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                     1,821     463,264       0.1%
#*  Samsung Heavy Industries Co., Ltd.                           29,378     249,670       0.0%
    Samsung Life Insurance Co., Ltd.                              4,120     397,579       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Samsung SDI Co., Ltd.                                         4,329 $  356,304       0.0%
    Samsung SDS Co., Ltd.                                         1,090    146,985       0.0%
    Samsung Securities Co., Ltd.                                 10,639    319,974       0.0%
*   SAMT Co., Ltd.                                               33,156     48,621       0.0%
    Samwha Capacitor Co., Ltd.                                    3,391     29,561       0.0%
    Samyang Corp.                                                   831     74,618       0.0%
    Samyang Holdings Corp.                                          931    101,509       0.0%
    Samyang Tongsang Co., Ltd.                                      454     19,486       0.0%
    SBS Media Holdings Co., Ltd.                                 14,920     37,184       0.0%
#*  SBW                                                          10,960     18,809       0.0%
    Seah Besteel Corp.                                            4,951    100,216       0.0%
    SeAH Steel Corp.                                              1,414     85,971       0.0%
    Sebang Co., Ltd.                                              3,396     44,641       0.0%
    Sebang Global Battery Co., Ltd.                               2,869     92,942       0.0%
*   Seegene, Inc.                                                 1,200     31,685       0.0%
    Sejong Industrial Co., Ltd.                                   2,136     19,237       0.0%
#   Sekonix Co., Ltd.                                             3,832     43,002       0.0%
*   Seobu T&D                                                     2,078     36,103       0.0%
    Seohan Co., Ltd.                                             25,689     46,946       0.0%
*   Seohee Construction Co., Ltd.                                33,295     44,119       0.0%
    Seoul Auction Co., Ltd.                                       2,406     26,940       0.0%
    Seoul Semiconductor Co., Ltd.                                11,483    137,099       0.0%
    SEOWONINTECH Co., Ltd.                                        3,132     29,842       0.0%
    Seoyon Co., Ltd.                                              2,897     28,085       0.0%
    SFA Engineering Corp.                                         1,965     99,265       0.0%
*   SFA Semicon Co, Ltd.                                          9,636     18,601       0.0%
#*  SG Corp.                                                     32,481     34,561       0.0%
    SH Energy & Chemical Co., Ltd.                               26,194     35,390       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                           6,333     33,632       0.0%
    Shinhan Financial Group Co., Ltd.                            12,285    469,953       0.1%
    Shinhan Financial Group Co., Ltd. ADR                         3,200    123,648       0.0%
    Shinsegae Engineering & Construction Co., Ltd.                  863     30,303       0.0%
#   Shinsegae Food Co., Ltd.                                        316     39,871       0.0%
    Shinsegae International, Inc.                                   678     46,340       0.0%
    Shinsegae, Inc.                                               1,721    279,535       0.0%
*   Shinsung Tongsang Co., Ltd.                                  23,223     24,697       0.0%
*   Shinwha Intertek Corp.                                       10,450     30,056       0.0%
    Shinyoung Securities Co., Ltd.                                  586     25,454       0.0%
    SHOWBOX Corp.                                                 5,036     26,366       0.0%
    Silicon Works Co., Ltd.                                       2,175     50,819       0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                                  18,290     42,355       0.0%
    Sindoh Co., Ltd.                                              1,902     87,267       0.0%
    SK Chemicals Co., Ltd.                                        2,821    147,264       0.0%
    SK Gas, Ltd.                                                  1,631    137,075       0.0%
    SK Holdings Co., Ltd.                                         3,020    589,142       0.1%
    SK Hynix, Inc.                                               46,357  1,658,033       0.1%
    SK Innovation Co., Ltd.                                       4,948    651,326       0.1%
    SK Materials Co., Ltd.                                          620     84,332       0.0%
    SK Networks Co., Ltd.                                        24,430    138,844       0.0%
#*  SK Securities Co., Ltd.                                      99,631     90,127       0.0%
    SK Telecom Co., Ltd.                                            354     69,413       0.0%
    SK Telecom Co., Ltd. ADR                                      1,400     30,590       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    SKC Co., Ltd.                                                 5,686 $134,141       0.0%
    SKCKOLONPI, Inc.                                              4,953   53,581       0.0%
    SL Corp.                                                      4,432   59,001       0.0%
#*  SM Entertainment Co.                                          3,458   82,383       0.0%
#   Solid, Inc.                                                   3,236    6,662       0.0%
    Songwon Industrial Co., Ltd.                                  3,741   57,283       0.0%
#*  Sonokong Co., Ltd.                                            6,787   40,311       0.0%
    Soulbrain Co., Ltd.                                           3,188  173,735       0.0%
    Spigen Korea Co., Ltd.                                        1,063   47,565       0.0%
*   Ssangyong Cement Industrial Co., Ltd.                         7,674  107,550       0.0%
*   Ssangyong Motor Co.                                           6,126   39,338       0.0%
    Suheung Co., Ltd.                                             1,335   46,150       0.0%
    Sunchang Corp.                                                2,455   22,033       0.0%
    Sung Kwang Bend Co., Ltd.                                     9,320   76,551       0.0%
#   Sungchang Enterprise Holdings, Ltd.                          23,155   61,577       0.0%
*   Sungshin Cement Co., Ltd.                                     4,554   30,241       0.0%
    Sungwoo Hitech Co., Ltd.                                     11,806   79,037       0.0%
#*  Suprema HQ, Inc.                                                570    4,066       0.0%
*   Suprema, Inc.                                                   529   10,979       0.0%
    Systems Technology, Inc.                                      3,102   33,281       0.0%
    Taekwang Industrial Co., Ltd.                                   109   79,886       0.0%
*   Taewoong Co., Ltd.                                            4,558  109,781       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                11,847   50,410       0.0%
*   Taihan Electric Wire Co., Ltd.                               11,757   19,393       0.0%
*   TBH Global Co., Ltd.                                          5,128   36,956       0.0%
    TechWing, Inc.                                                4,245   46,633       0.0%
#*  Texcell-NetCom Co., Ltd.                                     12,437   68,357       0.0%
*   TK Chemical Corp.                                            10,111   17,028       0.0%
    TK Corp.                                                      4,503   33,280       0.0%
*   Tongyang Cement & Energy Corp.                                6,670   20,927       0.0%
    Tongyang Life Insurance                                      13,038  136,597       0.0%
#   Tongyang, Inc.                                               41,619  116,805       0.0%
    Toptec Co., Ltd.                                              2,028   33,964       0.0%
    Tovis Co., Ltd.                                               5,714   41,925       0.0%
    TS Corp.                                                        743   15,607       0.0%
    Ubiquoss, Inc.                                                2,757   26,822       0.0%
    Uju Electronics Co., Ltd.                                     1,387   18,116       0.0%
    Unid Co., Ltd.                                                2,127   86,865       0.0%
#   UniTest, Inc.                                                 4,699   55,314       0.0%
    Value Added Technologies Co., Ltd.                            1,541   42,259       0.0%
#   Viatron Technologies, Inc.                                    1,640   28,850       0.0%
    Vieworks Co., Ltd.                                              973   52,252       0.0%
    Visang Education, Inc.                                        2,929   38,487       0.0%
    Vitzrocell Co., Ltd.                                          2,406   22,805       0.0%
#*  Webzen, Inc.                                                  2,004   30,044       0.0%
#*  WeMade Entertainment Co., Ltd.                                2,769   46,997       0.0%
    Whanin Pharmaceutical Co., Ltd.                               4,204   53,586       0.0%
#   WillBes & Co. (The)                                          19,813   47,577       0.0%
    WiSoL Co., Ltd.                                               4,403   51,319       0.0%
*   Wonik Holdings Co., Ltd.                                     10,539   59,648       0.0%
*   WONIK IPS Co., Ltd.                                           7,136  144,951       0.0%
#*  Wonik Materials Co., Ltd.                                     1,168   72,458       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   Wonik QnC Corp.                                                1,759 $    24,724       0.0%
*   Woongjin Co., Ltd.                                            13,424      31,426       0.0%
*   Woongjin Thinkbig Co., Ltd.                                    4,967      41,365       0.0%
    Woori Bank                                                    38,391     418,390       0.1%
    Y G-1 Co., Ltd.                                                2,624      20,737       0.0%
*   YD Online Corp.                                                5,106      17,861       0.0%
    Yeong Hwa Metal Co., Ltd.                                     22,475      33,134       0.0%
    YES24 Co., Ltd.                                                2,337      10,729       0.0%
    YESCO Co., Ltd.                                                1,036      34,086       0.0%
    YG Entertainment, Inc.                                           593      15,156       0.0%
    Youlchon Chemical Co., Ltd.                                    1,481      17,525       0.0%
    Young Poong Corp.                                                 88      76,287       0.0%
    Youngone Corp.                                                 2,889      81,079       0.0%
    Youngone Holdings Co., Ltd.                                    1,998     100,534       0.0%
#*  Yuanta Securities Korea Co., Ltd.                             35,299      96,490       0.0%
    Yuhan Corp.                                                      379      69,490       0.0%
                                                                         -----------       ---
TOTAL SOUTH KOREA                                                         71,405,340       4.3%
                                                                         -----------       ---
SPAIN -- (1.8%)
#   Abertis Infraestructuras SA                                   25,284     374,781       0.0%
    Acciona SA                                                     8,156     619,802       0.1%
    Acerinox SA                                                   36,092     444,140       0.0%
    ACS Actividades de Construccion y Servicios SA                28,694     877,711       0.1%
    Aena SA                                                        2,388     349,927       0.0%
    Almirall SA                                                   15,815     227,343       0.0%
    Amadeus IT Group SA                                           17,935     844,090       0.1%
#*  Amper SA                                                     275,760      36,277       0.0%
    Applus Services SA                                            15,430     148,050       0.0%
    Atresmedia Corp de Medios de Comunicacion SA                  12,021     123,511       0.0%
    Banco Bilbao Vizcaya Argentaria SA                           419,111   3,017,052       0.2%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR              26,220     189,046       0.0%
    Banco de Sabadell SA                                         964,769   1,288,186       0.1%
    Banco Popular Espanol SA                                     259,578     284,012       0.0%
    Banco Santander SA                                           715,205   3,504,525       0.2%
    Banco Santander SA Sponsored ADR                              80,861     391,365       0.0%
    Bankia SA                                                    728,378     639,920       0.1%
    Bankinter SA                                                  98,829     755,386       0.1%
*   Baron de Ley                                                     258      29,206       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                          10,764     325,312       0.0%
    CaixaBank SA                                                 190,253     574,067       0.0%
    Cellnex Telecom SA                                            12,289     201,527       0.0%
    Cia de Distribucion Integral Logista Holdings SA               5,572     123,567       0.0%
    Cie Automotive SA                                             17,382     357,840       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                    492     185,100       0.0%
    Distribuidora Internacional de Alimentacion SA                86,011     459,393       0.0%
#   Duro Felguera SA                                              14,383      17,501       0.0%
    Ebro Foods SA                                                 17,019     366,986       0.0%
*   eDreams ODIGEO SA                                             17,017      51,784       0.0%
    Enagas SA                                                     32,025     917,995       0.1%
    Ence Energia y Celulosa SA                                    29,933      65,233       0.0%
    Endesa SA                                                     21,208     450,153       0.0%
#*  Ercros SA                                                     36,300      83,223       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SPAIN -- (Continued)
    Faes Farma SA                                                 51,427 $   188,792       0.0%
    Ferrovial SA                                                  16,676     323,979       0.0%
    Gamesa Corp. Tecnologica SA                                   43,715   1,009,310       0.1%
    Gas Natural SDG SA                                            46,205     909,514       0.1%
    Grifols SA                                                    16,715     329,825       0.0%
    Grupo Catalana Occidente SA                                   11,139     350,781       0.0%
    Iberdrola SA                                                 269,540   1,834,337       0.1%
*   Indra Sistemas SA                                             11,021     136,293       0.0%
    Industria de Diseno Textil SA                                 16,802     586,262       0.1%
    Inmobiliaria Colonial SA                                      30,104     212,283       0.0%
*   Liberbank SA                                                 118,650     117,685       0.0%
    Mapfre SA                                                    287,730     853,530       0.1%
    Mediaset Espana Comunicacion SA                               40,476     451,680       0.0%
    Melia Hotels International SA                                 15,073     186,105       0.0%
    Miquel y Costas & Miquel SA                                    2,203      93,555       0.0%
*   NH Hotel Group SA                                             43,409     191,535       0.0%
#   Obrascon Huarte Lain SA                                       29,817     119,513       0.0%
    Papeles y Cartones de Europa SA                                7,292      38,040       0.0%
*   Pharma Mar SA                                                 17,562      47,414       0.0%
*   Promotora de Informaciones SA Class A                         13,001      90,076       0.0%
    Prosegur Cia de Seguridad SA                                  43,888     318,241       0.0%
    Red Electrica Corp. SA                                        35,236     734,053       0.1%
    Repsol SA                                                     63,998     893,571       0.1%
    Repsol SA Sponsored ADR                                        8,356     117,066       0.0%
    Sacyr SA                                                     104,871     239,101       0.0%
    Saeta Yield SA                                                 1,110      10,715       0.0%
    Tecnicas Reunidas SA                                           5,098     190,747       0.0%
    Tecnocom Telecomunicaciones y Energia SA                       4,329      15,275       0.0%
    Telefonica SA                                                134,834   1,369,992       0.1%
    Telefonica SA Sponsored ADR                                    6,232      63,193       0.0%
    Tubacex SA                                                    30,596      90,976       0.0%
*   Tubos Reunidos SA                                              7,042       6,554       0.0%
    Vidrala SA                                                     4,241     242,283       0.0%
    Viscofan SA                                                    5,367     252,687       0.0%
    Zardoya Otis SA                                               27,818     234,286       0.0%
                                                                         -----------       ---
TOTAL SPAIN                                                               31,173,260       1.9%
                                                                         -----------       ---
SWEDEN -- (1.9%)
    AAK AB                                                         4,623     305,281       0.0%
    Acando AB                                                     21,851      55,951       0.0%
*   AddLife AB                                                     1,848      28,554       0.0%
    AddTech AB Class B                                             5,914      84,120       0.0%
    AF AB Class B                                                 11,894     217,677       0.0%
    Alfa Laval AB                                                 12,509     179,462       0.0%
*   Arcam AB                                                       2,317      76,289       0.0%
    Assa Abloy AB Class B                                         40,078     728,355       0.1%
#   Atlas Copco AB Class A                                        19,698     577,054       0.1%
    Atlas Copco AB Class B                                         6,884     179,814       0.0%
#   Atrium Ljungberg AB Class B                                    5,545      86,142       0.0%
    Avanza Bank Holding AB                                         4,088     154,537       0.0%
    Axfood AB                                                      8,512     133,025       0.0%
    B&B Tools AB Class B                                           5,455     121,464       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWEDEN -- (Continued)
    Beijer Alma AB                                                3,061 $   70,711       0.0%
    Betsson AB                                                   15,660    151,165       0.0%
    Bilia AB Class A                                             10,259    244,614       0.0%
    BillerudKorsnas AB                                           42,750    702,017       0.1%
    BioGaia AB Class B                                            2,562     78,306       0.0%
    Biotage AB                                                   10,635     51,540       0.0%
    Boliden AB                                                   50,704  1,175,138       0.1%
*   Bonava AB Class B                                            17,977    222,119       0.0%
    Bulten AB                                                     5,345     53,452       0.0%
    Bure Equity AB                                               15,415    168,898       0.0%
#   Byggmax Group AB                                             15,597    102,740       0.0%
    Castellum AB                                                 37,558    508,910       0.0%
    Clas Ohlson AB Class B                                       10,767    152,002       0.0%
    Cloetta AB Class B                                           57,700    204,442       0.0%
    Com Hem Holding AB                                           16,678    150,085       0.0%
    Concentric AB                                                11,883    141,320       0.0%
    Dios Fastigheter AB                                           7,967     53,055       0.0%
*   Doro AB                                                       9,331     59,422       0.0%
    Duni AB                                                       9,329    124,092       0.0%
    East Capital Explorer AB                                      5,133     34,112       0.0%
    Electrolux AB Series B                                       11,448    270,955       0.0%
    Elekta AB Class B                                            49,920    432,823       0.0%
    Eltel AB                                                      3,100     19,237       0.0%
    Fabege AB                                                    21,031    355,201       0.0%
*   Fastighets AB Balder Class B                                  8,635    196,131       0.0%
#*  Fingerprint Cards AB Class B                                 33,245    321,966       0.0%
    Getinge AB Class B                                           22,794    373,263       0.0%
    Granges AB                                                   10,577    102,782       0.0%
    Gunnebo AB                                                    3,274     15,176       0.0%
    Haldex AB                                                    11,172    143,905       0.0%
    Hemfosa Fastigheter AB                                       24,322    228,683       0.0%
    Hennes & Mauritz AB Class B                                  16,626    467,567       0.0%
    Hexagon AB Class B                                            9,138    319,757       0.0%
    Hexpol AB                                                    49,657    408,093       0.0%
    HIQ International AB                                         15,496     96,457       0.0%
    Holmen AB Class B                                            14,578    498,797       0.0%
    Hufvudstaden AB Class A                                      17,897    277,000       0.0%
    Husqvarna AB Class A                                          2,777     20,842       0.0%
#   Husqvarna AB Class B                                         96,883    728,383       0.1%
#   ICA Gruppen AB                                                6,649    206,416       0.0%
    Indutrade AB                                                 18,684    347,530       0.0%
#   Intrum Justitia AB                                            9,101    280,606       0.0%
    Inwido AB                                                     9,036     98,745       0.0%
#   ITAB Shop Concept AB Class B                                  4,296     33,360       0.0%
    JM AB                                                        19,516    561,853       0.1%
    KappAhl AB                                                   23,625    123,192       0.0%
#*  Karo Pharma AB                                                9,474     33,604       0.0%
    Klovern AB Class B                                           85,401     90,089       0.0%
    Kungsleden AB                                                28,028    176,726       0.0%
    Lagercrantz Group AB Class B                                  2,208     20,280       0.0%
    Lifco AB Class B                                              3,353     84,838       0.0%
    Lindab International AB                                      18,665    159,837       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
SWEDEN -- (Continued)
    Loomis AB Class B                                             16,659 $473,537       0.0%
*   Lundin Petroleum AB                                           16,381  294,453       0.0%
*   Medivir AB Class B                                             5,509   40,396       0.0%
    Mekonomen AB                                                   6,188  110,006       0.0%
    Millicom International Cellular SA                            12,324  541,477       0.1%
    Modern Times Group MTG AB Class B                             11,076  298,094       0.0%
    MQ Holding AB                                                 11,956   44,964       0.0%
    Mycronic AB                                                   16,066  167,693       0.0%
    NCC AB Class B                                                17,611  447,531       0.0%
    NetEnt AB                                                     19,494  153,610       0.0%
    New Wave Group AB Class B                                     15,130   83,759       0.0%
    Nibe Industrier AB Class B                                    54,160  402,856       0.0%
    Nobia AB                                                      30,191  263,148       0.0%
    Nolato AB Class B                                             10,350  296,770       0.0%
    Nordea Bank AB                                                84,722  890,354       0.1%
    Nordnet AB Class B                                            23,088   94,831       0.0%
    Opus Group AB                                                 60,121   44,241       0.0%
*   Oriflame Holding AG                                            5,379  197,621       0.0%
    Pandox AB                                                        834   13,234       0.0%
    Peab AB                                                       47,740  404,884       0.0%
    Pricer AB Class B                                             33,309   34,899       0.0%
    Probi AB                                                         572   25,656       0.0%
    Probi AB BTA                                                     143    6,412       0.0%
#*  Qliro Group AB                                                26,974   27,896       0.0%
    Ratos AB Class B                                              54,813  225,270       0.0%
    RaySearch Laboratories AB                                      4,704  104,048       0.0%
#   Recipharm AB Class B                                           1,223   17,819       0.0%
    Rezidor Hotel Group AB                                        25,056  102,234       0.0%
    Saab AB Class B                                               11,289  399,830       0.0%
    Sagax AB Class B                                               2,171   19,157       0.0%
    Sandvik AB                                                    49,703  564,696       0.1%
#*  SAS AB                                                        20,939   35,460       0.0%
    Scandi Standard AB                                            14,326  100,224       0.0%
    Sectra AB Class B                                                152    2,348       0.0%
    Securitas AB Class B                                          33,360  514,874       0.1%
    Skandinaviska Enskilda Banken AB Class A                      90,218  909,974       0.1%
    Skanska AB Class B                                            13,978  303,554       0.0%
    SKF AB Class B                                                34,967  592,269       0.1%
    SkiStar AB                                                     2,508   38,558       0.0%
#*  SSAB AB Class A(BPRBWK4)                                       2,266    7,208       0.0%
#*  SSAB AB Class A(B17H0S8)                                      61,083  193,736       0.0%
*   SSAB AB Class B(BPRBWM6)                                      12,844   34,122       0.0%
*   SSAB AB Class B(B17H3F6)                                     158,923  421,803       0.0%
    Svenska Cellulosa AB SCA Class A                               2,277   64,514       0.0%
    Svenska Cellulosa AB SCA Class B                              34,871  987,644       0.1%
    Svenska Handelsbanken AB Class A                              54,981  749,563       0.1%
    Svenska Handelsbanken AB Class B                               2,115   28,408       0.0%
    Sweco AB Class B                                              10,944  219,559       0.0%
    Swedbank AB Class A                                           32,505  760,592       0.1%
    Swedish Match AB                                              10,762  374,519       0.0%
    Tele2 AB Class B                                              75,771  625,681       0.1%
#   Telefonaktiebolaget LM Ericsson Class A                        1,268    6,850       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWEDEN -- (Continued)
    Telefonaktiebolaget LM Ericsson Class B                      115,223 $   558,931       0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                  8,088      39,389       0.0%
#   Telia Co AB                                                  274,458   1,096,419       0.1%
    Thule Group AB (The)                                           8,476     130,839       0.0%
    Trelleborg AB Class B                                         36,443     636,109       0.1%
    Unibet Group P.L.C.                                           25,071     221,414       0.0%
#   Victoria Park AB Class B                                       8,944      22,092       0.0%
    Vitrolife AB                                                   1,709      88,414       0.0%
    Volvo AB Class A                                              30,091     321,987       0.0%
    Volvo AB Class B                                             149,843   1,607,200       0.1%
    Wallenstam AB Class B                                         25,158     193,783       0.0%
    Wihlborgs Fastigheter AB                                      12,254     237,511       0.0%
                                                                         -----------       ---
TOTAL SWEDEN                                                              33,786,883       2.0%
                                                                         -----------       ---
SWITZERLAND -- (4.5%)
    ABB, Ltd.                                                    127,841   2,637,413       0.2%
    ABB, Ltd. Sponsored ADR                                       11,588     239,292       0.0%
    Actelion, Ltd.                                                 4,280     618,442       0.1%
    Adecco Group AG                                               16,842   1,000,077       0.1%
#*  AFG Arbonia-Forster Holding AG                                10,309     154,673       0.0%
    Allreal Holding AG                                             3,716     546,895       0.0%
*   Alpiq Holding AG                                               1,161     107,819       0.0%
#   ALSO Holding AG                                                  884      80,963       0.0%
#   ams AG                                                        12,802     358,469       0.0%
    APG SGA SA                                                       173      72,297       0.0%
    Aryzta AG                                                     14,103     619,706       0.1%
    Ascom Holding AG                                               9,418     161,273       0.0%
    Autoneum Holding AG                                              802     212,224       0.0%
    Bachem Holding AG Class B                                        635      56,556       0.0%
    Baloise Holding AG                                            12,615   1,552,017       0.1%
    Banque Cantonale Vaudoise                                        838     526,464       0.0%
    Barry Callebaut AG                                               521     648,813       0.1%
    Basler Kantonalbank                                              177      11,979       0.0%
    Belimo Holding AG                                                118     360,260       0.0%
    Bell AG                                                          346     148,040       0.0%
    Bellevue Group AG                                              1,575      23,655       0.0%
#   Berner Kantonalbank AG                                           635     115,275       0.0%
#   BKW AG                                                         2,956     137,528       0.0%
    Bobst Group SA                                                 2,605     143,372       0.0%
    Bossard Holding AG Class A                                     1,689     240,613       0.0%
    Bucher Industries AG                                           1,964     436,314       0.0%
    Burckhardt Compression Holding AG                                664     192,504       0.0%
    Burkhalter Holding AG                                            445      56,987       0.0%
    Cembra Money Bank AG                                           6,903     527,614       0.0%
    Chocoladefabriken Lindt & Spruengli AG                             5     310,143       0.0%
    Cie Financiere Richemont SA                                   34,998   2,250,017       0.2%
    Clariant AG                                                   80,922   1,340,024       0.1%
    Coltene Holding AG                                               214      15,262       0.0%
    Conzzeta AG                                                      247     170,608       0.0%
    COSMO Pharmaceuticals NV                                         934     135,677       0.0%
    Credit Suisse Group AG                                        41,515     579,249       0.1%
    Credit Suisse Group AG Sponsored ADR                          11,668     162,188       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Daetwyler Holding AG                                           1,652 $   226,308       0.0%
    DKSH Holding AG                                                6,187     428,801       0.0%
    dorma+kaba Holding AG Class B                                    470     326,595       0.0%
*   Dufry AG                                                       8,235   1,001,850       0.1%
    EFG International AG                                          17,185      92,631       0.0%
    Emmi AG                                                          550     324,902       0.0%
    EMS-Chemie Holding AG                                            594     298,155       0.0%
    Feintool International Holding AG                                215      25,018       0.0%
    Flughafen Zuerich AG                                           5,725   1,052,392       0.1%
    Forbo Holding AG                                                 290     369,685       0.0%
    Galenica AG                                                      609     610,593       0.1%
    GAM Holding AG                                                33,646     325,914       0.0%
*   Gategroup Holding AG                                           7,391     388,827       0.0%
    Geberit AG                                                     1,470     621,471       0.1%
    Georg Fischer AG                                               1,072     950,431       0.1%
    Givaudan SA                                                      361     698,198       0.1%
    Gurit Holding AG                                                 121     102,412       0.0%
    Helvetia Holding AG                                            1,750     910,462       0.1%
#   HOCHDORF Holding AG                                              239      66,480       0.0%
    Huber & Suhner AG                                              2,295     133,636       0.0%
    Implenia AG                                                    3,654     244,727       0.0%
    Inficon Holding AG                                               631     226,602       0.0%
    Interroll Holding AG                                             130     141,897       0.0%
    Intershop Holding AG                                             249     127,161       0.0%
    Julius Baer Group, Ltd.                                       31,428   1,272,255       0.1%
    Jungfraubahn Holding AG                                          379      35,513       0.0%
    Kardex AG                                                      2,083     178,346       0.0%
    Komax Holding AG                                                 876     210,954       0.0%
    Kudelski SA                                                   13,192     227,440       0.0%
    Kuehne + Nagel International AG                                2,180     295,482       0.0%
    LafargeHolcim, Ltd.(7110753)                                  21,108   1,125,916       0.1%
    LafargeHolcim, Ltd.(BZ3DNX4)                                   6,741     360,031       0.0%
    LEM Holding SA                                                    70      78,115       0.0%
    Liechtensteinische Landesbank AG                                 303      12,248       0.0%
#   Logitech International SA(H50430232)                          27,599     669,276       0.1%
    Logitech International SA(B18ZRK2)                             5,234     126,592       0.0%
    Lonza Group AG                                                 8,641   1,630,571       0.1%
    Luzerner Kantonalbank AG                                         896     348,175       0.0%
    Metall Zug AG                                                     59     189,588       0.0%
#*  Meyer Burger Technology AG                                     3,779      12,348       0.0%
    Mobilezone Holding AG                                          3,579      53,179       0.0%
    Mobimo Holding AG                                              1,847     444,421       0.0%
    Nestle SA                                                    188,507  13,669,372       0.8%
    Novartis AG                                                   47,933   3,401,689       0.2%
    Novartis AG Sponsored ADR                                     20,738   1,472,813       0.1%
    OC Oerlikon Corp. AG                                          46,622     438,292       0.0%
    Orior AG                                                       1,326     107,203       0.0%
    Panalpina Welttransport Holding AG                             2,788     361,674       0.0%
    Partners Group Holding AG                                      1,312     664,187       0.1%
    Phoenix Mecano AG                                                117      59,875       0.0%
    Plazza AG                                                         96      22,825       0.0%
    PSP Swiss Property AG                                          5,860     524,344       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Rieter Holding AG                                              1,006 $   191,049       0.0%
    Roche Holding AG(7108918)                                        572     132,941       0.0%
    Roche Holding AG(7110388)                                     11,852   2,722,186       0.2%
    Romande Energie Holding SA                                        10      12,303       0.0%
    Schindler Holding AG                                             681     126,058       0.0%
*   Schmolz + Bickenbach AG                                       82,339      54,003       0.0%
    Schweiter Technologies AG                                        315     339,388       0.0%
    SFS Group AG                                                   2,483     187,067       0.0%
    SGS SA                                                           213     431,132       0.0%
    Siegfried Holding AG                                             989     203,379       0.0%
    Sika AG                                                          321   1,542,872       0.1%
    Sonova Holding AG                                              6,608     886,217       0.1%
    St Galler Kantonalbank AG                                        691     259,366       0.0%
    Straumann Holding AG                                           1,341     503,130       0.0%
    Sulzer AG                                                      3,564     350,987       0.0%
    Sunrise Communications Group AG                                8,422     575,436       0.1%
#   Swatch Group AG (The)(7184725)                                 2,568     772,344       0.1%
    Swatch Group AG (The)(7184736)                                 4,447     256,361       0.0%
    Swiss Life Holding AG                                          6,607   1,748,427       0.1%
    Swiss Prime Site AG                                            9,146     758,561       0.1%
    Swiss Re AG                                                   17,868   1,658,360       0.1%
    Swisscom AG                                                    1,619     740,082       0.1%
    Swissquote Group Holding SA                                    2,093      59,483       0.0%
    Syngenta AG                                                    8,330   3,333,382       0.2%
    Syngenta AG ADR                                                4,074     327,631       0.0%
    Tamedia AG                                                       125      20,413       0.0%
    Tecan Group AG                                                 1,745     287,542       0.0%
    Temenos Group AG                                               8,201     529,633       0.0%
    Thurgauer Kantonalbank                                           112      10,231       0.0%
    u-blox Holding AG                                              1,378     260,478       0.0%
*   UBS Group AG(H42097107)                                       13,106     184,401       0.0%
    UBS Group AG(BRJL176)                                         93,295   1,318,973       0.1%
    Valiant Holding AG                                             3,225     305,756       0.0%
    Valora Holding AG                                                990     287,658       0.0%
    Vaudoise Assurances Holding SA                                   323     157,085       0.0%
    Vetropack Holding AG                                              26      42,648       0.0%
    Vontobel Holding AG                                            6,754     330,722       0.0%
    VP Bank AG                                                        62       6,086       0.0%
    VZ Holding AG                                                    610     180,442       0.0%
    Warteck Invest AG                                                  6      11,284       0.0%
    Ypsomed Holding AG                                               490      93,562       0.0%
*   Zehnder Group AG                                               1,798      74,714       0.0%
    Zuger Kantonalbank AG                                              5      24,988       0.0%
    Zurich Insurance Group AG                                      7,020   1,837,531       0.1%
                                                                         -----------       ---
TOTAL SWITZERLAND                                                         78,774,866       4.8%
                                                                         -----------       ---
TAIWAN -- (3.6%)
    A-DATA Technology Co., Ltd.                                   57,000      88,564       0.0%
    Ability Enterprise Co., Ltd.                                  56,988      27,957       0.0%
    AcBel Polytech, Inc.                                         121,000      89,510       0.0%
#   Accton Technology Corp.                                      116,000     185,237       0.0%
#   Acer, Inc.                                                   537,000     246,068       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    ACES Electronic Co., Ltd.                                       18,000 $ 13,736       0.0%
    Achem Technology Corp.                                          26,000    8,884       0.0%
    Actron Technology Corp.                                         16,000   52,425       0.0%
    Adlink Technology, Inc.                                         12,659   24,482       0.0%
    Advanced Ceramic X Corp.                                         5,000   39,982       0.0%
    Advanced Semiconductor Engineering, Inc.                       700,000  822,485       0.1%
    Advanced Semiconductor Engineering, Inc. ADR                     6,800   39,780       0.0%
    Advanced Wireless Semiconductor Co.                             47,000   73,225       0.0%
    Advantech Co., Ltd.                                              7,000   56,889       0.0%
*   AGV Products Corp.                                             126,875   30,234       0.0%
#   Airtac International Group                                      17,450  138,761       0.0%
*   ALI Corp.                                                       69,000   36,221       0.0%
    Alltop Technology Co., Ltd.                                     23,000   51,428       0.0%
    Alpha Networks, Inc.                                           134,300   77,272       0.0%
    Altek Corp.                                                     71,000   50,751       0.0%
    Ambassador Hotel (The)                                          20,000   15,657       0.0%
    AmTRAN Technology Co., Ltd.                                    188,000  148,897       0.0%
    Apacer Technology, Inc.                                         16,750   17,589       0.0%
*   APCB, Inc.                                                      30,000   21,262       0.0%
    Apex Biotechnology Corp.                                        32,000   42,219       0.0%
    Apex International Co., Ltd.                                    46,000   49,340       0.0%
    Arcadyan Technology Corp.                                       41,000   74,466       0.0%
    Ardentec Corp.                                                 100,990   75,214       0.0%
    Asia Cement Corp.                                              228,000  198,780       0.0%
*   Asia Optical Co., Inc.                                          63,000   58,118       0.0%
*   Asia Plastic Recycling Holding, Ltd.                            22,849   12,998       0.0%
    Asia Polymer Corp.                                              74,460   43,071       0.0%
    Asia Vital Components Co., Ltd.                                 85,000   63,613       0.0%
    ASMedia Technology, Inc.                                         5,000   38,955       0.0%
    ASPEED Technology, Inc.                                          4,000   57,620       0.0%
    Asustek Computer, Inc.                                          46,000  402,696       0.1%
    Aten International Co., Ltd.                                    22,000   55,187       0.0%
    AU Optronics Corp.                                           1,862,000  707,222       0.1%
    AU Optronics Corp. Sponsored ADR                                12,300   46,494       0.0%
    AURAS Technology Co., Ltd.                                      14,000   44,205       0.0%
    Avalue Technology, Inc.                                          9,000   17,605       0.0%
    AVY Precision Technology, Inc.                                  15,000   23,828       0.0%
    Axiomtek Co., Ltd.                                              10,000   17,729       0.0%
    Bank of Kaohsiung Co., Ltd.                                     64,000   17,929       0.0%
    Basso Industry Corp.                                            22,000   59,164       0.0%
    BenQ Materials Corp.                                            28,000   11,904       0.0%
    BES Engineering Corp.                                          377,000   64,189       0.0%
    Bioteque Corp.                                                   8,000   34,267       0.0%
#   Bizlink Holding, Inc.                                           19,011   96,240       0.0%
    Boardtek Electronics Corp.                                      37,000   36,617       0.0%
    Bothhand Enterprise, Inc.                                       16,000   24,759       0.0%
    Capital Securities Corp.                                       439,000  109,745       0.0%
    Career Technology MFG. Co., Ltd.                                95,000   60,580       0.0%
#   Casetek Holdings, Ltd.                                          34,000  109,149       0.0%
    Catcher Technology Co., Ltd.                                    85,000  665,376       0.1%
    Cathay Financial Holding Co., Ltd.                             456,000  590,145       0.1%
    Cathay Real Estate Development Co., Ltd.                       126,000   64,589       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
*   Center Laboratories, Inc.                                     10,000 $ 20,540       0.0%
    Chailease Holding Co., Ltd.                                  234,760  405,247       0.1%
    Chang Hwa Commercial Bank, Ltd.                              421,360  215,296       0.0%
    Chang Wah Electromaterials, Inc.                               9,900   46,548       0.0%
    Channel Well Technology Co., Ltd.                             48,000   45,954       0.0%
    Charoen Pokphand Enterprise                                   66,000   93,813       0.0%
    Chaun-Choung Technology Corp.                                 12,000   52,904       0.0%
    CHC Healthcare Group                                          22,000   30,481       0.0%
    Chen Full International Co., Ltd.                             25,000   38,594       0.0%
    Chenbro Micom Co., Ltd.                                       23,000   37,643       0.0%
    Cheng Loong Corp.                                            193,000   69,956       0.0%
    Cheng Shin Rubber Industry Co., Ltd.                          83,000  168,869       0.0%
#   Cheng Uei Precision Industry Co., Ltd.                       124,000  151,726       0.0%
    Chicony Electronics Co., Ltd.                                 67,576  172,654       0.0%
    Chicony Power Technology Co., Ltd.                            28,000   45,475       0.0%
#   Chilisin Electronics Corp.                                    35,000   76,432       0.0%
    Chimei Materials Technology Corp.                             97,000   38,112       0.0%
#   Chin-Poon Industrial Co., Ltd.                                77,000  147,455       0.0%
    China Airlines, Ltd.                                         817,000  247,175       0.0%
    China Bills Finance Corp.                                    280,000  112,212       0.0%
    China Chemical & Pharmaceutical Co., Ltd.                     71,000   40,009       0.0%
    China Development Financial Holding Corp.                    857,000  214,449       0.0%
    China General Plastics Corp.                                 139,740  111,689       0.0%
    China Life Insurance Co., Ltd.                               617,032  568,758       0.1%
    China Man-Made Fiber Corp.                                   247,800   59,936       0.0%
    China Metal Products                                          87,000   85,712       0.0%
    China Motor Corp.                                            163,000  127,652       0.0%
#*  China Petrochemical Development Corp.                        604,000  172,468       0.0%
#   China Steel Chemical Corp.                                    27,000   92,665       0.0%
    China Steel Corp.                                            688,000  496,920       0.1%
    China Synthetic Rubber Corp.                                 123,110   96,613       0.0%
    Chipbond Technology Corp.                                    154,000  212,591       0.0%
*   ChipMOS TECHNOLOGIES, Inc.                                    42,000   37,456       0.0%
#   Chlitina Holding, Ltd.                                        16,000   70,043       0.0%
    Chong Hong Construction Co., Ltd.                             44,100   72,405       0.0%
    Chroma ATE, Inc.                                              47,000  119,130       0.0%
    Chun Yuan Steel                                               53,000   18,125       0.0%
*   Chung Hung Steel Corp.                                       224,000   51,160       0.0%
    Chung Hwa Pulp Corp.                                         108,228   30,701       0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.           97,000   54,395       0.0%
    Chunghwa Precision Test Tech Co., Ltd.                         2,000   66,472       0.0%
    Chunghwa Telecom Co., Ltd.                                    22,000   75,332       0.0%
    Chunghwa Telecom Co., Ltd. Sponsored ADR                       3,400  116,110       0.0%
    Cleanaway Co., Ltd.                                            7,000   37,223       0.0%
    Clevo Co.                                                    111,000  101,570       0.0%
*   CMC Magnetics Corp.                                          570,219   67,090       0.0%
*   Co-Tech Development Corp.                                     16,000   14,151       0.0%
    Compal Electronics, Inc.                                     848,000  504,235       0.1%
#   Compeq Manufacturing Co., Ltd.                               270,000  142,193       0.0%
    Compucase Enterprise                                          33,000   45,447       0.0%
    Continental Holdings Corp.                                    62,000   20,217       0.0%
    Coretronic Corp.                                             148,000  153,145       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    Coxon Precise Industrial Co., Ltd.                              34,000 $ 32,438       0.0%
    CSBC Corp. Taiwan                                              119,000   49,330       0.0%
    CTBC Financial Holding Co., Ltd.                             1,572,563  845,714       0.1%
    CTCI Corp.                                                      81,000  118,865       0.0%
    Cub Elecparts, Inc.                                              3,792   34,786       0.0%
    CviLux Corp.                                                     9,360    8,002       0.0%
    Cyberlink Corp.                                                 13,000   25,854       0.0%
    CyberPower Systems, Inc.                                        12,000   34,301       0.0%
    CyberTAN Technology, Inc.                                      105,000   62,789       0.0%
    Cypress Technology Co., Ltd.                                     8,000   32,780       0.0%
    D-Link Corp.                                                   210,800   67,649       0.0%
    Da-Li Development Co., Ltd.                                     30,536   19,159       0.0%
*   Danen Technology Corp.                                         107,000   24,590       0.0%
    Darfon Electronics Corp.                                        41,000   24,010       0.0%
    Darwin Precisions Corp.                                        183,000   70,784       0.0%
    De Licacy Industrial Co., Ltd.                                  32,787   27,013       0.0%
    Delta Electronics, Inc.                                         52,365  275,680       0.0%
    Depo Auto Parts Ind Co., Ltd.                                   35,000  109,324       0.0%
    DFI, Inc.                                                       15,000   22,876       0.0%
    Dynapack International Technology Corp.                         34,000   44,479       0.0%
    E Ink Holdings, Inc.                                           264,000  223,754       0.0%
    E-Lead Electronic Co., Ltd.                                     19,000   17,664       0.0%
    E.Sun Financial Holding Co., Ltd.                              587,893  333,867       0.1%
*   Eastern Media International Corp.                              171,000   40,627       0.0%
#   Eclat Textile Co., Ltd.                                         16,160  183,109       0.0%
    Edom Technology Co., Ltd.                                       34,467   19,193       0.0%
    eGalax_eMPIA Technology, Inc.                                   17,680   28,342       0.0%
    Elan Microelectronics Corp.                                     47,000   53,161       0.0%
#   Elite Advanced Laser Corp.                                      32,400  117,802       0.0%
    Elite Material Co., Ltd.                                        69,000  192,094       0.0%
    Elite Semiconductor Memory Technology, Inc.                     51,000   54,328       0.0%
    Elitegroup Computer Systems Co., Ltd.                           82,000   35,047       0.0%
    eMemory Technology, Inc.                                        11,000  116,536       0.0%
    Ennoconn Corp.                                                   5,253   83,240       0.0%
    EnTie Commercial Bank Co., Ltd.                                 51,000   19,455       0.0%
#*  Epistar Corp.                                                  245,000  166,350       0.0%
    Eson Precision Ind. Co., Ltd.                                   16,000   20,767       0.0%
    Eternal Materials Co., Ltd.                                    143,640  151,392       0.0%
    Etron Technology, Inc.                                         121,000   46,454       0.0%
    Eurocharm Holdings Co., Ltd.                                    13,000   36,795       0.0%
    Eva Airways Corp.                                              582,750  280,544       0.0%
    Everest Textile Co., Ltd.                                       59,000   30,919       0.0%
    Evergreen International Storage & Transport Corp.              135,000   54,711       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                            332,610  124,220       0.0%
    Everlight Chemical Industrial Corp.                             90,405   57,188       0.0%
    Everlight Electronics Co., Ltd.                                107,000  161,389       0.0%
    Excelsior Medical Co., Ltd.                                     17,000   24,274       0.0%
    Far Eastern Department Stores, Ltd.                            343,000  181,789       0.0%
    Far Eastern International Bank                                 614,836  174,838       0.0%
    Far Eastern New Century Corp.                                  261,100  202,024       0.0%
    Far EasTone Telecommunications Co., Ltd.                        56,000  132,334       0.0%
    Faraday Technology Corp.                                        29,600   29,448       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd.                           93,000 $106,894       0.0%
    Federal Corp.                                                120,926   51,734       0.0%
    Feng Hsin Steel Co., Ltd.                                     99,000  131,203       0.0%
    Feng TAY Enterprise Co., Ltd.                                 27,484  114,639       0.0%
    First Financial Holding Co., Ltd.                            700,958  367,181       0.1%
*   First Steamship Co., Ltd.                                     38,000    8,616       0.0%
    FLEXium Interconnect, Inc.                                    77,116  219,287       0.0%
    Flytech Technology Co., Ltd.                                  24,297   80,002       0.0%
    FocalTech Systems Co., Ltd.                                   44,228   47,841       0.0%
    Formosa Advanced Technologies Co., Ltd.                       50,000   34,947       0.0%
    Formosa Chemicals & Fibre Corp.                              120,000  356,281       0.1%
    Formosa International Hotels Corp.                             8,672   48,624       0.0%
    Formosa Laboratories, Inc.                                    17,000   47,654       0.0%
    Formosa Petrochemical Corp.                                   35,000  116,861       0.0%
    Formosa Plastics Corp.                                       103,000  278,342       0.0%
    Formosa Taffeta Co., Ltd.                                    153,000  139,394       0.0%
    Formosan Rubber Group, Inc.                                  117,900   54,853       0.0%
    Formosan Union Chemical                                       74,000   39,618       0.0%
    Foxconn Technology Co., Ltd.                                 104,535  303,027       0.0%
    Foxsemicon Integrated Technology, Inc.                        16,000   40,024       0.0%
    FSP Technology, Inc.                                          45,000   34,355       0.0%
    Fubon Financial Holding Co., Ltd.                            429,000  606,995       0.1%
    Fulgent Sun International Holding Co., Ltd.                   18,404   36,267       0.0%
    Fulltech Fiber Glass Corp.                                    92,000   38,015       0.0%
    G Shank Enterprise Co., Ltd.                                  19,000   15,168       0.0%
*   G Tech Optoelectronics Corp.                                  12,021    7,878       0.0%
    Gallant Precision Machining Co., Ltd.                         29,000   19,074       0.0%
    Gemtek Technology Corp.                                       81,000   46,618       0.0%
    General Interface Solution Holding, Ltd.                      13,000   34,640       0.0%
    General Plastic Industrial Co., Ltd.                          15,000   20,339       0.0%
*   Genesis Photonics, Inc.                                       34,000    4,937       0.0%
    Genesys Logic, Inc.                                           22,000   27,757       0.0%
*   Genius Electronic Optical Co., Ltd.                           12,000   19,138       0.0%
    GeoVision, Inc.                                               19,997   30,071       0.0%
    Getac Technology Corp.                                       102,000  132,479       0.0%
#   Giant Manufacturing Co., Ltd.                                 19,000  134,392       0.0%
    Giantplus Technology Co., Ltd.                                55,000   29,725       0.0%
    Gigabyte Technology Co., Ltd.                                149,000  195,800       0.0%
    Gigasolar Materials Corp.                                      3,000   37,808       0.0%
#*  Gigastorage Corp.                                            102,000   73,209       0.0%
    Ginko International Co., Ltd.                                  9,000   83,921       0.0%
*   Gintech Energy Corp.                                         126,338   90,202       0.0%
*   Global Brands Manufacture, Ltd.                               72,000   24,852       0.0%
    Global Lighting Technologies, Inc.                             9,000   19,219       0.0%
    Global Mixed Mode Technology, Inc.                            10,000   22,112       0.0%
    Global Unichip Corp.                                          27,000   68,786       0.0%
    Globalwafers Co., Ltd.                                        19,000   46,830       0.0%
    Globe Union Industrial Corp.                                  43,000   21,162       0.0%
    Gloria Material Technology Corp.                             173,680   92,941       0.0%
    Glory Science Co., Ltd.                                       13,000   23,113       0.0%
*   Gold Circuit Electronics, Ltd.                               160,000   53,900       0.0%
    Goldsun Building Materials Co., Ltd.                         363,000   83,714       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
TAIWAN -- (Continued)
    Gourmet Master Co., Ltd.                                                        7,350 $   65,959       0.0%
    Grand Pacific Petrochemical                                                   231,000    128,769       0.0%
    Grand Plastic Technology Corp.                                                  7,000     45,041       0.0%
    Grape King Bio, Ltd.                                                           18,000    151,137       0.0%
    Great Wall Enterprise Co., Ltd.                                               141,000    128,283       0.0%
    Greatek Electronics, Inc.                                                      82,000    103,524       0.0%
*   Green Energy Technology, Inc.                                                  44,000     24,130       0.0%
    Green Seal Holding, Ltd.                                                       15,000     79,573       0.0%
    Hannstar Board Corp.                                                           51,000     24,541       0.0%
#*  HannStar Display Corp.                                                        756,000    189,221       0.0%
*   HannsTouch Solution, Inc.                                                      58,797     14,417       0.0%
    Hanpin Electron Co., Ltd.                                                      14,000     20,139       0.0%
    Hermes Microvision, Inc.                                                        2,000     88,166       0.0%
    Hey Song Corp.                                                                 48,000     49,086       0.0%
#   Highwealth Construction Corp.                                                 172,300    255,172       0.0%
#   Hiroca Holdings, Ltd.                                                          19,000     66,195       0.0%
    Hitron Technology, Inc.                                                        65,000     42,560       0.0%
    Hiwin Technologies Corp.                                                       36,128    159,269       0.0%
*   Ho Tung Chemical Corp.                                                        235,870     57,876       0.0%
    Holiday Entertainment Co., Ltd.                                                18,000     28,100       0.0%
    Holtek Semiconductor, Inc.                                                     63,000     99,463       0.0%
    Holy Stone Enterprise Co., Ltd.                                                37,000     37,302       0.0%
    Hon Hai Precision Industry Co., Ltd.                                          780,780  2,109,013       0.2%
#   Hota Industrial Manufacturing Co., Ltd.                                        16,000     66,866       0.0%
    Hotai Motor Co., Ltd.                                                          12,000    139,393       0.0%
    Hsin Kuang Steel Co., Ltd.                                                     44,000     26,003       0.0%
#*  HTC Corp.                                                                     119,000    347,587       0.1%
    Hu Lane Associate, Inc.                                                        20,000     88,135       0.0%
    Hua Nan Financial Holdings Co., Ltd.                                          575,104    292,042       0.0%
#   Huaku Development Co., Ltd.                                                    72,000    126,734       0.0%
    Huang Hsiang Construction Corp.                                                25,000     30,555       0.0%
    Hung Poo Real Estate Development Corp.                                         69,000     56,738       0.0%
    Hung Sheng Construction, Ltd.                                                  95,000     51,252       0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                                        25,000     34,837       0.0%
    Ibase Technology, Inc.                                                         27,527     57,221       0.0%
*   Ichia Technologies, Inc.                                                       69,000     30,536       0.0%
    IEI Integration Corp.                                                          71,000    105,640       0.0%
    Infortrend Technology, Inc.                                                    63,000     31,112       0.0%
    Innodisk Corp.                                                                 13,645     35,396       0.0%
    Innolux Corp.                                                               1,418,000    477,338       0.1%
*   Inotera Memories, Inc.                                                        347,000    324,506       0.1%
    Intai Technology Corp.                                                          7,000     31,860       0.0%
    Integrated Service Technology, Inc.                                            11,000     33,832       0.0%
    International Games System Co., Ltd.                                            6,000     33,694       0.0%
    Inventec Corp.                                                                353,000    275,598       0.0%
    Iron Force Industrial Co., Ltd.                                                 9,000     54,814       0.0%
    ITE Technology, Inc.                                                           21,000     19,457       0.0%
    ITEQ Corp.                                                                     66,000     71,430       0.0%
    Jentech Precision Industrial Co., Ltd.                                         20,000     31,262       0.0%
    Jess-Link Products Co., Ltd.                                                   10,000      8,278       0.0%
    Jih Sun Financial Holdings Co., Ltd.                                          446,712     93,066       0.0%
    Jinli Group Holdings, Ltd.                                                     27,300     32,613       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    Johnson Health Tech Co., Ltd.                                   13,065 $ 18,982       0.0%
    Kaori Heat Treatment Co., Ltd.                                  23,000   41,482       0.0%
    KD Holding Corp.                                                11,000   61,121       0.0%
    KEE TAI Properties Co., Ltd.                                   114,000   36,450       0.0%
    Kenda Rubber Industrial Co., Ltd.                               73,899  112,881       0.0%
    Kerry TJ Logistics Co., Ltd.                                    45,000   59,024       0.0%
    Kindom Construction Corp.                                      115,000   56,640       0.0%
    King Slide Works Co., Ltd.                                       4,000   48,994       0.0%
    King Yuan Electronics Co., Ltd.                                280,000  246,284       0.0%
    King's Town Bank Co., Ltd.                                     186,000  152,133       0.0%
    Kingpak Technology, Inc.                                         5,000   28,568       0.0%
    Kinik Co.                                                       29,000   47,902       0.0%
*   Kinko Optical Co., Ltd.                                         58,000   44,047       0.0%
    Kinpo Electronics                                              358,000  134,199       0.0%
    Kinsus Interconnect Technology Corp.                            73,000  168,459       0.0%
    KMC Kuei Meng International, Inc.                               11,000   38,119       0.0%
    KS Terminals, Inc.                                              32,000   36,023       0.0%
    Kung Long Batteries Industrial Co., Ltd.                        11,000   51,491       0.0%
    Kuo Toong International Co., Ltd.                               64,224   35,037       0.0%
    Kuoyang Construction Co., Ltd.                                  84,000   33,010       0.0%
    Kwong Fong Industries Corp.                                     24,960   20,192       0.0%
    Kwong Lung Enterprise Co., Ltd.                                 20,000   30,155       0.0%
    L&K Engineering Co., Ltd.                                       71,000   55,554       0.0%
    LAN FA Textile                                                  48,000   12,683       0.0%
    Lanner Electronics, Inc.                                        16,000   21,986       0.0%
    Largan Precision Co., Ltd.                                       2,000  235,950       0.0%
    LCY Chemical Corp.                                             162,000  197,648       0.0%
    Lealea Enterprise Co., Ltd.                                    222,000   56,784       0.0%
    Lelon Electronics Corp.                                         17,850   22,109       0.0%
    Lextar Electronics Corp.                                       102,000   42,252       0.0%
    Li Cheng Enterprise Co., Ltd.                                    9,920   38,456       0.0%
*   Li Peng Enterprise Co., Ltd.                                    75,600   16,989       0.0%
    Lien Hwa Industrial Corp.                                      199,465  135,171       0.0%
    Lingsen Precision Industries, Ltd.                             174,000   61,381       0.0%
    Lite-On Semiconductor Corp.                                     49,000   34,393       0.0%
    Lite-On Technology Corp.                                       416,417  596,975       0.1%
    Long Bon International Co., Ltd.                                64,000   33,051       0.0%
    Long Chen Paper Co., Ltd.                                      165,417   78,519       0.0%
    Longwell Co.                                                    24,000   21,074       0.0%
    Lotes Co., Ltd.                                                 19,000   48,310       0.0%
    Lumax International Corp., Ltd.                                 12,000   19,025       0.0%
    Lung Yen Life Service Corp.                                     22,000   37,446       0.0%
#   LuxNet Corp.                                                    36,099   34,995       0.0%
    Macauto Industrial Co., Ltd.                                     8,000   46,376       0.0%
#*  Macronix International                                       1,046,000  144,643       0.0%
    Mag Layers Scientific-Technics Co., Ltd.                        23,000   37,848       0.0%
#   Makalot Industrial Co., Ltd.                                    27,167  106,918       0.0%
    Marketech International Corp.                                   29,000   24,849       0.0%
    Masterlink Securities Corp.                                    330,537   83,914       0.0%
    Materials Analysis Technology, Inc.()                              967      254       0.0%
    Materials Analysis Technology, Inc.(B2NKS73)                     8,000   20,166       0.0%
    MediaTek, Inc.                                                  59,000  447,214       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    Mega Financial Holding Co., Ltd.                             709,975 $485,399       0.1%
    Mercuries & Associates Holding, Ltd.                          69,300   42,582       0.0%
*   Mercuries Life Insurance Co., Ltd.                           128,212   61,674       0.0%
    Merida Industry Co., Ltd.                                     23,000  105,988       0.0%
    Merry Electronics Co., Ltd.                                   46,000  177,351       0.0%
    Micro-Star International Co., Ltd.                           178,000  512,070       0.1%
*   Microbio Co., Ltd.                                            49,000   36,264       0.0%
    Microlife Corp.                                               18,000   41,389       0.0%
    MIN AIK Technology Co., Ltd.                                  37,000   43,433       0.0%
#   Mirle Automation Corp.                                        50,000   63,438       0.0%
    Mitac Holdings Corp.                                         148,692  140,730       0.0%
    momo.com, Inc.                                                 8,000   51,914       0.0%
*   Motech Industries, Inc.                                       77,000   74,280       0.0%
    MPI Corp.                                                      9,000   22,650       0.0%
    Nak Sealing Technologies Corp.                                17,000   44,405       0.0%
    Namchow Chemical Industrial Co., Ltd.                         50,000  106,457       0.0%
    Nan Kang Rubber Tire Co., Ltd.                               103,000   94,950       0.0%
    Nan Liu Enterprise Co., Ltd.                                   7,000   29,674       0.0%
    Nan Ya Plastics Corp.                                        135,000  280,358       0.0%
    Nan Ya Printed Circuit Board Corp.                            50,000   37,755       0.0%
    Nantex Industry Co., Ltd.                                     68,736   49,896       0.0%
    Nanya Technology Corp.                                        88,432  114,636       0.0%
#*  Neo Solar Power Corp.                                        218,338  111,501       0.0%
    Netronix, Inc.                                                20,000   39,864       0.0%
    Nien Hsing Textile Co., Ltd.                                  28,000   20,954       0.0%
    Nien Made Enterprise Co., Ltd.                                 5,000   57,914       0.0%
    Nishoku Technology, Inc.                                      20,000   51,331       0.0%
    Novatek Microelectronics Corp.                                85,000  318,255       0.1%
    Nuvoton Technology Corp.                                      34,000   39,271       0.0%
*   OBI Pharma, Inc.                                               3,000   31,351       0.0%
    On-Bright Electronics, Inc.                                    6,000   38,972       0.0%
    OptoTech Corp.                                               104,000   43,811       0.0%
*   Orient Semiconductor Electronics, Ltd.                       155,000   55,934       0.0%
    Oriental Union Chemical Corp.                                128,000   79,918       0.0%
    Pacific Hospital Supply Co., Ltd.                             15,000   42,387       0.0%
    Paiho Shih Holdings Corp.                                     37,000   44,333       0.0%
    Pan Jit International, Inc.                                   83,000   39,066       0.0%
    Pan-International Industrial Corp.                           101,000   92,655       0.0%
#   Parade Technologies, Ltd.                                     11,000  123,774       0.0%
    PChome Online, Inc.                                            6,262   67,994       0.0%
    Pegatron Corp.                                               319,000  858,996       0.1%
    Pharmally International Holding Co., Ltd.                      3,000   45,213       0.0%
*   Phihong Technology Co., Ltd.                                  36,000   11,265       0.0%
    Phison Electronics Corp.                                      10,000   70,787       0.0%
    Pixart Imaging, Inc.                                          14,000   30,301       0.0%
    Polytronics Technology Corp.                                  16,000   30,404       0.0%
    Portwell, Inc.                                                17,000   22,661       0.0%
    Posiflex Technology, Inc.                                      3,182   18,728       0.0%
    Pou Chen Corp.                                               263,000  354,858       0.1%
    Powertech Technology, Inc.                                   133,000  379,476       0.1%
    Poya International Co., Ltd.                                   6,120   88,966       0.0%
    President Chain Store Corp.                                   24,000  179,319       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    President Securities Corp.                                     263,988 $ 91,828       0.0%
    Primax Electronics, Ltd.                                       106,000  167,641       0.0%
    Prince Housing & Development Corp.                             329,000  104,174       0.0%
    Promate Electronic Co., Ltd.                                    26,000   26,274       0.0%
    Promise Technology, Inc.                                        26,000   11,922       0.0%
    Qisda Corp.                                                    532,000  223,811       0.0%
    Qualipoly Chemical Corp.                                        20,000   21,423       0.0%
    Quanta Computer, Inc.                                          226,000  457,191       0.1%
    Quanta Storage, Inc.                                            79,000   75,334       0.0%
    Radiant Opto-Electronics Corp.                                 104,000  175,332       0.0%
*   Radium Life Tech Co., Ltd.                                     201,460   57,116       0.0%
    Realtek Semiconductor Corp.                                     51,000  172,743       0.0%
    Rechi Precision Co., Ltd.                                       60,000   68,403       0.0%
    Rich Development Co., Ltd.                                     109,000   30,014       0.0%
*   Ritek Corp.                                                    555,138   95,756       0.0%
    Rotam Global Agrosciences, Ltd.                                 32,000   37,180       0.0%
*   Ruentex Development Co., Ltd.                                  163,267  188,421       0.0%
    Ruentex Industries, Ltd.                                        58,000   93,368       0.0%
#   Run Long Construction Co., Ltd.                                 50,000   52,040       0.0%
    Sampo Corp.                                                    100,000   62,198       0.0%
    San Fang Chemical Industry Co., Ltd.                            46,679   51,435       0.0%
    San Shing Fastech Corp.                                         21,000   36,637       0.0%
    Sanyang Motor Co., Ltd.                                        156,000   99,852       0.0%
    SCI Pharmtech, Inc.                                             13,000   33,422       0.0%
    Scientech Corp.                                                 16,000   30,516       0.0%
    SDI Corp.                                                       19,000   23,860       0.0%
    Senao International Co., Ltd.                                   28,000   44,315       0.0%
    Senao Networks, Inc.                                             5,000   20,871       0.0%
    Sercomm Corp.                                                   50,000  117,455       0.0%
    Sesoda Corp.                                                    60,952   49,315       0.0%
    Sheng Yu Steel Co., Ltd.                                        22,000   20,181       0.0%
#*  Shin Kong Financial Holding Co., Ltd.                        1,476,260  319,953       0.1%
    Shin Zu Shing Co., Ltd.                                         34,000  102,375       0.0%
*   Shining Building Business Co., Ltd.                             34,000   10,747       0.0%
    Shinkong Insurance Co., Ltd.                                    28,000   21,093       0.0%
    Shinkong Synthetic Fibers Corp.                                310,000   82,593       0.0%
    ShunSin Technology Holding, Ltd.                                14,000   49,311       0.0%
*   Shuttle, Inc.                                                   76,000   19,508       0.0%
    Sigurd Microelectronics Corp.                                   91,000   67,952       0.0%
    Silergy Corp.                                                    7,000  101,988       0.0%
*   Silicon Integrated Systems Corp.                               136,000   26,801       0.0%
    Siliconware Precision Industries Co., Ltd.                      54,716   82,760       0.0%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR         1,172    8,778       0.0%
    Simplo Technology Co., Ltd.                                     71,000  218,988       0.0%
#   Sinbon Electronics Co., Ltd.                                    56,064  126,031       0.0%
    Sincere Navigation Corp.                                        74,000   41,334       0.0%
    Sinmag Equipment Corp.                                           9,000   42,190       0.0%
#   Sino-American Silicon Products, Inc.                           151,000  162,320       0.0%
    Sinon Corp.                                                    107,000   51,855       0.0%
    SinoPac Financial Holdings Co., Ltd.                         1,399,066  403,238       0.1%
    Sinyi Realty, Inc.                                              15,450   14,137       0.0%
    Sirtec International Co., Ltd.                                  51,000   63,948       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
TAIWAN -- (Continued)
    Sitronix Technology Corp.                                     43,000 $  159,116       0.0%
    Siward Crystal Technology Co., Ltd.                           33,000     20,941       0.0%
    Soft-World International Corp.                                11,000     22,041       0.0%
*   Solar Applied Materials Technology Co.                        46,000      9,566       0.0%
*   Solartech Energy Corp.                                       124,000     62,130       0.0%
    Sonix Technology Co., Ltd.                                    29,000     29,668       0.0%
    Sporton International, Inc.                                    7,206     34,421       0.0%
    St Shine Optical Co., Ltd.                                     5,000    105,081       0.0%
    Standard Foods Corp.                                          35,964     88,878       0.0%
    Sunny Friend Environmental Technology Co., Ltd.                9,000     32,184       0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.               68,000     50,275       0.0%
    Sunplus Technology Co., Ltd.                                 226,000     77,578       0.0%
    Sunrex Technology Corp.                                       30,446     18,286       0.0%
    Sunspring Metal Corp.                                         14,000     18,276       0.0%
    Supreme Electronics Co., Ltd.                                 55,509     39,942       0.0%
    Swancor Holding Co., Ltd.                                     18,000     42,551       0.0%
    Syncmold Enterprise Corp.                                     30,000     50,134       0.0%
    Synnex Technology International Corp.                        236,250    251,714       0.0%
    Systex Corp.                                                  37,000     62,202       0.0%
    TA Chen Stainless Pipe                                       149,035     78,341       0.0%
    Ta Yih Industrial Co., Ltd.                                   11,000     27,506       0.0%
    Taichung Commercial Bank Co., Ltd.                           566,770    161,362       0.0%
    TaiDoc Technology Corp.                                        9,449     33,331       0.0%
    Taiflex Scientific Co., Ltd.                                  54,060     51,342       0.0%
*   TaiMed Biologics, Inc.                                         6,000     37,674       0.0%
    Tainan Enterprises Co., Ltd.                                  28,000     25,871       0.0%
    Tainan Spinning Co., Ltd.                                    311,240    119,390       0.0%
#   Tainergy Tech Co., Ltd.                                       81,000     38,565       0.0%
    Taishin Financial Holding Co., Ltd.                          653,068    238,744       0.0%
*   Taisun Enterprise Co., Ltd.                                   57,000     30,408       0.0%
    Taiwan Acceptance Corp.                                       51,000    117,214       0.0%
    Taiwan Business Bank                                         844,947    213,423       0.0%
    Taiwan Cement Corp.                                          310,000    371,309       0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.                26,000     42,619       0.0%
    Taiwan Cogeneration Corp.                                     76,000     55,367       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.               560,038    245,452       0.0%
    Taiwan FamilyMart Co., Ltd.                                    4,000     28,259       0.0%
    Taiwan Fertilizer Co., Ltd.                                  160,000    214,037       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                          36,000     45,390       0.0%
*   Taiwan Glass Industry Corp.                                  239,046     99,865       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                         81,927    134,271       0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                44,000     26,290       0.0%
    Taiwan Land Development Corp.                                176,666     55,161       0.0%
    Taiwan Mobile Co., Ltd.                                       33,000    115,462       0.0%
    Taiwan Optical Platform Co., Ltd.                              5,000     20,755       0.0%
    Taiwan Paiho, Ltd.                                            44,000    149,565       0.0%
    Taiwan PCB Techvest Co., Ltd.                                101,000     98,586       0.0%
    Taiwan Sakura Corp.                                           64,000     73,719       0.0%
    Taiwan Secom Co., Ltd.                                        26,000     74,535       0.0%
    Taiwan Semiconductor Co., Ltd.                                52,000     58,295       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR   123,087  3,828,006       0.3%
    Taiwan Shin Kong Security Co., Ltd.                           45,000     56,788       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    Taiwan Styrene Monomer                                         157,000 $ 82,880       0.0%
    Taiwan Surface Mounting Technology Corp.                        58,800   48,967       0.0%
    Taiwan TEA Corp.                                               188,000   81,912       0.0%
    Taiwan Union Technology Corp.                                   76,000   84,073       0.0%
    Taiyen Biotech Co., Ltd.                                        42,000   40,105       0.0%
#*  Tatung Co., Ltd.                                               807,000  212,144       0.0%
    TCI Co., Ltd.                                                    9,000   48,801       0.0%
    Teco Electric and Machinery Co., Ltd.                          356,000  315,614       0.0%
    Tehmag Foods Corp.                                               2,000   11,995       0.0%
    Test Research, Inc.                                             51,000   64,571       0.0%
    Test Rite International Co., Ltd.                               62,000   38,196       0.0%
    Thinking Electronic Industrial Co., Ltd.                        22,000   42,978       0.0%
    Thye Ming Industrial Co., Ltd.                                  21,000   20,512       0.0%
    Ton Yi Industrial Corp.                                        170,000   72,942       0.0%
    Tong Hsing Electronic Industries, Ltd.                          35,000  120,693       0.0%
    Tong Yang Industry Co., Ltd.                                   103,000  239,668       0.0%
    Tong-Tai Machine & Tool Co., Ltd.                               54,060   38,520       0.0%
    TOPBI International Holdings, Ltd.                              10,000   49,490       0.0%
    Topco Scientific Co., Ltd.                                      38,416   98,525       0.0%
    Topoint Technology Co., Ltd.                                    48,000   30,200       0.0%
    Toung Loong Textile Manufacturing                                9,000   24,653       0.0%
*   TPK Holding Co., Ltd.                                           73,000  116,372       0.0%
    Transcend Information, Inc.                                     34,000   93,900       0.0%
    Tripod Technology Corp.                                        103,000  243,833       0.0%
    TrueLight Corp.                                                 25,900   44,741       0.0%
    Tsang Yow Industrial Co., Ltd.                                  20,000   22,490       0.0%
    TSC Auto ID Technology Co., Ltd.                                 3,300   24,007       0.0%
    TSRC Corp.                                                     112,000  115,586       0.0%
    TTY Biopharm Co., Ltd.                                          27,000  101,521       0.0%
    Tung Ho Steel Enterprise Corp.                                 189,000  120,499       0.0%
    Tung Thih Electronic Co., Ltd.                                   9,000  131,313       0.0%
    TURVO International Co., Ltd.                                   11,000   28,358       0.0%
    TXC Corp.                                                       83,000  115,779       0.0%
    TYC Brother Industrial Co., Ltd.                                46,000   47,401       0.0%
    Tyntek Corp.                                                    69,000   26,175       0.0%
    U-Ming Marine Transport Corp.                                  114,000   78,940       0.0%
    Uni-President Enterprises Corp.                                276,560  534,327       0.1%
    Unimicron Technology Corp.                                     366,000  151,154       0.0%
    Union Bank Of Taiwan                                           149,000   41,254       0.0%
    Unitech Printed Circuit Board Corp.                            185,000   58,106       0.0%
    United Integrated Services Co., Ltd.                            55,000   82,386       0.0%
#   United Microelectronics Corp.                                2,092,000  778,651       0.1%
    United Orthopedic Corp.                                         17,000   35,364       0.0%
*   United Radiant Technology                                       34,000   30,539       0.0%
    Unity Opto Technology Co., Ltd.                                 59,000   28,012       0.0%
    Universal Cement Corp.                                          85,389   66,333       0.0%
*   Unizyx Holding Corp.                                           111,000   49,487       0.0%
    UPC Technology Corp.                                           208,000   73,018       0.0%
    USI Corp.                                                      185,000   90,115       0.0%
    Usun Technology Co., Ltd.                                       16,000   22,205       0.0%
    Vanguard International Semiconductor Corp.                     100,000  203,589       0.0%
    Visual Photonics Epitaxy Co., Ltd.                              52,500   70,265       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
TAIWAN -- (Continued)
    Vivotek, Inc.                                                 25,783 $    63,638       0.0%
    Voltronic Power Technology Corp.                               3,150      47,232       0.0%
*   Wafer Works Corp.                                            159,507      44,063       0.0%
    Wah Lee Industrial Corp.                                      33,000      47,061       0.0%
    Walsin Lihwa Corp.                                           838,000     293,168       0.0%
    Walsin Technology Corp.                                      116,650     141,472       0.0%
    Wan Hai Lines, Ltd.                                          200,000      98,407       0.0%
    Waterland Financial Holdings Co., Ltd.                       647,654     163,988       0.0%
*   Wei Chuan Foods Corp.                                         42,000      23,811       0.0%
    Weikeng Industrial Co., Ltd.                                  31,000      17,032       0.0%
    Well Shin Technology Co., Ltd.                                14,000      20,813       0.0%
    Win Semiconductors Corp.                                      77,840     216,174       0.0%
    Winbond Electronics Corp.                                    725,000     227,637       0.0%
    Wisdom Marine Lines Co., Ltd.                                104,088      94,248       0.0%
    Wistron Corp.                                                474,194     357,302       0.1%
#   Wistron NeWeb Corp.                                           58,125     161,748       0.0%
    Wowprime Corp.                                                23,000      84,139       0.0%
    WPG Holdings, Ltd.                                           323,000     378,090       0.1%
    WT Microelectronics Co., Ltd.                                100,695     142,603       0.0%
    WUS Printed Circuit Co., Ltd.                                 83,000      46,249       0.0%
    XAC Automation Corp.                                          21,000      30,972       0.0%
    XinTec, Inc.                                                  41,000      41,532       0.0%
    XPEC Entertainment, Inc.                                      17,960       6,645       0.0%
    Xxentria Technology Materials Corp.                           27,000      70,696       0.0%
    Yageo Corp.                                                   85,038     171,143       0.0%
*   Yang Ming Marine Transport Corp.                             430,000      95,415       0.0%
    YC Co., Ltd.                                                  37,779      14,357       0.0%
    YC INOX Co., Ltd.                                             75,900      55,106       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                  20,401      80,159       0.0%
    YFY, Inc.                                                    341,000     100,419       0.0%
*   Yieh Phui Enterprise Co., Ltd.                               199,820      77,195       0.0%
    Yonyu Plastics Co., Ltd.                                      21,000      23,205       0.0%
    Youngtek Electronics Corp.                                    35,160      50,631       0.0%
    Yuanta Financial Holding Co., Ltd.                           776,918     289,990       0.0%
    Yulon Motor Co., Ltd.                                        172,000     150,500       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.              14,000      34,470       0.0%
    YungShin Global Holding Corp.                                 16,800      24,966       0.0%
    Yungtay Engineering Co., Ltd.                                 84,000     118,411       0.0%
    Zeng Hsing Industrial Co., Ltd.                               14,000      67,567       0.0%
    Zhen Ding Technology Holding, Ltd.                           107,000     243,413       0.0%
    Zig Sheng Industrial Co., Ltd.                                53,000      13,547       0.0%
#   Zinwell Corp.                                                 66,000      75,167       0.0%
    Zippy Technology Corp.                                        20,000      21,112       0.0%
                                                                         -----------       ---
TOTAL TAIWAN                                                              62,725,849       3.8%
                                                                         -----------       ---
THAILAND -- (0.7%)
    Advanced Info Service PCL                                     19,100      83,773       0.0%
    Airports of Thailand PCL                                      11,200     121,929       0.0%
    Amata Corp. PCL                                               81,000      26,848       0.0%
    Ananda Development PCL                                       216,100      30,503       0.0%
    AP Thailand PCL                                              413,300      83,847       0.0%
*   Asia Aviation PCL                                            442,700      89,179       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
THAILAND -- (Continued)
    Bangchak Petroleum PCL (The)                                   130,800 $113,057       0.0%
    Bangkok Airways PCL                                            148,300  105,512       0.0%
    Bangkok Aviation Fuel Services PCL                              59,400   62,799       0.0%
    Bangkok Bank PCL(6077019)                                        9,900   45,119       0.0%
    Bangkok Bank PCL(6368360)                                        8,500   38,738       0.0%
    Bangkok Chain Hospital PCL                                     259,600   97,913       0.0%
    Bangkok Dusit Medical Services PCL Class F                      80,800   52,639       0.0%
    Bangkok Expressway & Metro PCL                                 985,940  209,879       0.1%
    Bangkok Land PCL                                             2,313,400  104,441       0.0%
    Bangkok Life Assurance PCL                                      37,500   53,307       0.0%
    Banpu PCL                                                      311,400  162,829       0.0%
    Beauty Community PCL                                           137,300   44,724       0.0%
    BEC World PCL                                                   76,200   44,635       0.0%
    Berli Jucker PCL                                               145,250  218,928       0.1%
    Better World Green PCL                                         186,200   11,918       0.0%
    Big Camera Corp. PCL                                           186,600   25,273       0.0%
    BJC Heavy Industries PCL Class F                               223,400   39,257       0.0%
    BTS Group Holdings PCL                                          98,200   23,991       0.0%
    Bumrungrad Hospital PCL                                         16,300   85,232       0.0%
    Cal-Comp Electronics Thailand PCL Class F                      337,890   24,330       0.0%
    Carabao Group PCL Class F                                       19,700   38,840       0.0%
    Central Pattana PCL                                             65,800  105,288       0.0%
    Central Plaza Hotel PCL                                         94,700  102,824       0.0%
    CH Karnchang PCL                                                86,600   72,997       0.0%
    Charoen Pokphand Foods PCL                                     281,500  253,368       0.1%
    Chularat Hospital PCL Class F                                  495,900   39,958       0.0%
    CK Power PCL                                                   661,600   66,921       0.0%
    CP ALL PCL                                                      92,600  160,739       0.0%
    Delta Electronics Thailand PCL                                  41,000   91,964       0.0%
    Dhipaya Insurance PCL                                           18,600   22,322       0.0%
    Dynasty Ceramic PCL                                            305,120   38,884       0.0%
    Eastern Polymer Group PCL Class F                              158,200   61,024       0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                      233,400   78,028       0.0%
    Electricity Generating PCL                                      18,800  104,750       0.0%
    Energy Absolute PCL                                            138,800  112,039       0.0%
    Energy Earth PCL                                               286,200   37,618       0.0%
    Erawan Group PCL (The)                                         185,300   23,826       0.0%
*   Esso Thailand PCL                                              401,800  115,956       0.0%
    Forth Corp. PCL                                                 52,900    9,825       0.0%
    Fortune Parts Industry PCL                                      77,300   11,154       0.0%
    GFPT PCL                                                        81,600   35,440       0.0%
    Global Power Synergy Co., Ltd. Class F                          60,700   61,572       0.0%
    Glow Energy PCL                                                 16,500   36,303       0.0%
    Hana Microelectronics PCL                                       63,700   58,244       0.0%
    Home Product Center PCL                                        569,220  164,272       0.0%
    Ichitan Group PCL                                               66,400   20,870       0.0%
    Indorama Ventures PCL                                          109,400   91,434       0.0%
    Intouch Holdings PCL                                            14,300   21,656       0.0%
    IRPC PCL                                                     1,533,000  209,379       0.1%
*   Italian-Thai Development PCL                                   368,000   52,155       0.0%
    Jasmine International PCL                                      274,400   65,469       0.0%
    Kasikornbank PCL(6364766)                                       40,500  199,043       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
THAILAND -- (Continued)
    Kasikornbank PCL(6888794)                                       12,200 $ 59,959       0.0%
    KCE Electronics PCL                                             29,100   93,127       0.0%
    Khon Kaen Sugar Industry PCL                                   379,396   42,279       0.0%
    Kiatnakin Bank PCL                                              97,400  162,809       0.0%
    Krung Thai Bank PCL                                            351,200  172,602       0.0%
    Krungthai Card PCL                                              29,700  127,295       0.0%
    Land & Houses PCL                                              352,800   92,743       0.0%
    Lanna Resources PCL                                             84,600   30,942       0.0%
    LH Financial Group PCL                                       1,188,100   57,712       0.0%
    LPN Development PCL                                            181,700   59,187       0.0%
    Major Cineplex Group PCL                                       101,800   84,355       0.0%
    MBK PCL                                                         29,600   12,433       0.0%
    MC Group PCL                                                    50,200   21,372       0.0%
    MCS Steel PCL                                                   29,300   12,725       0.0%
    Mega Lifesciences PCL                                           25,800   17,324       0.0%
    Minor International PCL                                         49,170   54,091       0.0%
    MK Restaurants Group PCL                                        21,700   32,242       0.0%
    Muangthai Leasing PCL Class F                                   77,700   41,739       0.0%
*   Polyplex Thailand PCL                                           75,700   25,307       0.0%
*   Precious Shipping PCL                                          176,100   30,442       0.0%
    Pruksa Real Estate PCL                                         178,800  118,016       0.0%
    PTG Energy PCL                                                 127,700  104,904       0.0%
    PTT Exploration & Production PCL                               241,700  574,942       0.1%
    PTT Global Chemical PCL                                         89,100  152,754       0.0%
    PTT PCL                                                         93,800  927,346       0.1%
    Quality Houses PCL                                           1,528,683  109,199       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)          31,900   45,575       0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)           6,100    8,715       0.0%
    Ratchthani Leasing PCL                                         123,000   18,276       0.0%
    Robinson Department Store PCL                                   47,600   78,886       0.0%
    Rojana Industrial Park PCL                                     109,000   14,514       0.0%
    RS PCL                                                          31,100    7,287       0.0%
    Samart Corp. PCL                                               137,600   55,437       0.0%
*   Samart I-Mobile PCL                                            312,200    8,831       0.0%
    Samart Telcoms PCL                                              70,100   22,233       0.0%
    Sansiri PCL                                                  2,081,100   98,711       0.0%
    SC Asset Corp PCL                                              315,525   31,194       0.0%
    Siam Cement PCL (The)(6609906)                                   1,100   15,841       0.0%
    Siam Cement PCL (The)(6609928)                                   5,100   72,862       0.0%
    Siam City Cement PCL                                             9,100   75,145       0.0%
    Siam Commercial Bank PCL (The)                                  40,500  166,062       0.0%
    Siam Future Development PCL                                    142,700   24,668       0.0%
    Siam Global House PCL                                          226,919   99,851       0.0%
    Siamgas & Petrochemicals PCL                                   116,200   38,515       0.0%
*   Singha Estate PCL                                              574,000   77,085       0.0%
    Sino-Thai Engineering & Construction PCL                       122,500   89,256       0.0%
    SPCG PCL                                                       105,700   61,612       0.0%
    Sri Trang Agro-Industry PCL                                    133,200   51,381       0.0%
    Sriracha Construction PCL                                       11,900    4,726       0.0%
    STP & I PCL                                                    266,320   69,629       0.0%
    Supalai PCL                                                    220,000  153,382       0.0%
*   Superblock PCL                                                 801,800   36,427       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
THAILAND -- (Continued)
    SVI PCL                                                                       321,400 $    43,163       0.0%
*   Thai Airways International PCL                                                258,600     206,895       0.0%
    Thai Metal Trade PCL                                                           54,600      20,281       0.0%
    Thai Oil PCL                                                                   82,800     165,612       0.0%
    Thai Reinsurance PCL                                                          297,000      19,179       0.0%
    Thai Union Group PCL Class F                                                  226,200     140,254       0.0%
    Thai Vegetable Oil PCL                                                         75,400      72,174       0.0%
    Thaicom PCL                                                                   102,000      60,621       0.0%
    Thanachart Capital PCL                                                        112,100     126,522       0.0%
    Thoresen Thai Agencies PCL                                                    259,400      67,449       0.0%
    TICON Industrial Connection PCL Class F                                        71,900      30,406       0.0%
    Tipco Asphalt PCL                                                              49,000      25,342       0.0%
    Tisco Financial Group PCL(B3KFW76)                                             37,100      54,859       0.0%
    Tisco Financial Group PCL(B3KFW10)                                             31,000      45,839       0.0%
    TMB Bank PCL                                                                2,897,200     173,844       0.0%
    Total Access Communication PCL(B1YWK08)                                       122,300     109,204       0.0%
    Total Access Communication PCL(B231MK7)                                        44,200      39,467       0.0%
    TPI Polene PCL                                                              2,076,900     130,557       0.0%
    True Corp. PCL                                                              1,275,465     246,000       0.1%
    TTW PCL                                                                       205,600      61,684       0.0%
    Unique Engineering & Construction PCL                                          87,400      42,454       0.0%
    Univentures PCL                                                               200,700      33,261       0.0%
    Vanachai Group PCL                                                            243,000     104,150       0.0%
    VGI Global Media PCL                                                          459,400      74,822       0.0%
    Vibhavadi Medical Center PCL                                                  878,900      74,335       0.0%
*   WHA Corp. PCL                                                                 564,300      53,209       0.0%
    Workpoint Entertainment PCL                                                    46,520      50,843       0.0%
                                                                                          -----------       ---
TOTAL THAILAND                                                                             11,481,135       0.7%
                                                                                          -----------       ---
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A                                               8,467      17,057       0.0%
    Akbank TAS                                                                     80,931     216,584       0.1%
    Akcansa Cimento A.S.                                                           13,265      55,349       0.0%
#*  Akenerji Elektrik Uretim A.S.                                                  98,229      30,519       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                                21,077      59,365       0.0%
#*  Aksa Enerji Uretim A.S.                                                        89,188      81,037       0.0%
    Alarko Holding A.S.                                                            39,854      49,990       0.0%
    Albaraka Turk Katilim Bankasi A.S.                                             65,031      26,076       0.0%
#*  Anadolu Cam Sanayii A.S.                                                       36,901      26,738       0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                                    10,081      61,617       0.0%
    Anadolu Hayat Emeklilik A.S.                                                   17,856      28,544       0.0%
    Arcelik A.S.                                                                   30,489     201,431       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                                      21,758      66,163       0.0%
    Aygaz A.S.                                                                     21,938      77,525       0.0%
*   Bagfas Bandirma Gubre Fabrikalari A.S.                                          6,792      23,719       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                             32,471      45,851       0.0%
    BIM Birlesik Magazalar A.S.                                                     8,652     141,046       0.0%
    Bolu Cimento Sanayii A.S.                                                      15,014      30,346       0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                 12,774      34,834       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                                      669      16,406       0.0%
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                                3,447       7,764       0.0%
    Bursa Cimento Fabrikasi A.S.                                                   16,360      34,521       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TURKEY -- (Continued)
    Cimsa Cimento Sanayi VE Ticaret A.S.                          21,353 $106,132       0.0%
    Coca-Cola Icecek A.S.                                          4,206   47,584       0.0%
*   Dogan Sirketler Grubu Holding A.S.                           286,232   73,852       0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                         20,254   65,367       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                      4,173   17,041       0.0%
    EGE Endustri VE Ticaret A.S.                                     154   10,536       0.0%
*   EGE Seramik Sanayi ve Ticaret A.S.                             6,528    7,329       0.0%
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             74,322   93,993       0.0%
    Enka Insaat ve Sanayi A.S.                                    14,156   21,621       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                        129,708  176,364       0.0%
*   Fenerbahce Futbol A.S.                                         3,404   43,158       0.0%
    Ford Otomotiv Sanayi A.S.                                      6,485   66,252       0.0%
    Global Yatirim Holding A.S.                                   60,308   31,021       0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.           1,725   40,521       0.0%
#   Goodyear Lastikleri TAS                                       39,372   47,463       0.0%
    GSD Holding A.S.                                              16,440    5,106       0.0%
#   Gubre Fabrikalari TAS                                         19,511   32,216       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                         7,651   18,345       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   21,566    9,701       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  214,398   87,419       0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                       75,951   27,502       0.0%
    KOC Holding A.S.                                              40,876  170,497       0.0%
    Konya Cimento Sanayii A.S.                                        92    7,997       0.0%
*   Koza Altin Isletmeleri A.S.                                    7,733   44,051       0.0%
*   Migros Ticaret A.S.                                            5,371   30,917       0.0%
#*  NET Holding A.S.                                              46,414   46,353       0.0%
    Nuh Cimento Sanayi A.S.                                        3,188    9,599       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                         1,862   61,551       0.0%
    Petkim Petrokimya Holding A.S.                                52,420   71,226       0.0%
*   Sekerbank TAS                                                137,814   52,121       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     31,917   32,420       0.0%
    Soda Sanayii A.S.                                             59,134   82,158       0.0%
#   Tat Gida Sanayi A.S.                                          25,023   46,148       0.0%
    TAV Havalimanlari Holding A.S.                                14,181   58,300       0.0%
    Tekfen Holding A.S.                                           30,841   78,252       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                            10,857   81,812       0.0%
    Trakya Cam Sanayii A.S.                                      107,046   88,226       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                        9,019  183,933       0.0%
*   Turk Hava Yollari AO                                         127,089  223,575       0.1%
    Turk Telekomunikasyon A.S.                                     4,500    8,326       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                         2,497   64,846       0.0%
*   Turkcell Iletisim Hizmetleri A.S.                             17,141   55,271       0.0%
*   Turkcell Iletisim Hizmetleri A.S. ADR                          2,400   19,248       0.0%
    Turkiye Garanti Bankasi A.S.                                 126,922  345,372       0.1%
    Turkiye Halk Bankasi A.S.                                     57,946  176,230       0.0%
    Turkiye Is Bankasi Class C                                    96,094  156,035       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                          276,188  122,419       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                         191,152  201,089       0.0%
    Turkiye Vakiflar Bankasi TAO Class D                         144,364  213,976       0.0%
    Ulker Biskuvi Sanayi A.S.                                     10,615   65,913       0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      30,174   64,120       0.0%
*   Yapi ve Kredi Bankasi A.S.                                    78,389   93,845       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S.                             21,255 $   11,279       0.0%
                                                                         ----------       ---
TOTAL TURKEY                                                              5,328,110       0.3%
                                                                         ----------       ---
UNITED KINGDOM -- (10.7%)
    3i Group P.L.C.                                              173,186  1,419,641       0.1%
    888 Holdings P.L.C.                                           71,548    190,544       0.0%
    A.G. Barr P.L.C.                                              12,584     72,543       0.0%
    AA P.L.C.                                                     50,755    158,744       0.0%
    Aberdeen Asset Management P.L.C.                              97,478    381,298       0.0%
    Acacia Mining P.L.C.                                          58,745    372,975       0.0%
    Acal P.L.C.                                                    8,553     24,148       0.0%
    Admiral Group P.L.C.                                          19,255    451,129       0.0%
*   Afren P.L.C.                                                  70,630         --       0.0%
    Aggreko P.L.C.                                                40,226    393,312       0.0%
*   Aldermore Group P.L.C.                                         6,184     13,062       0.0%
    Amec Foster Wheeler P.L.C.                                    69,184    377,462       0.0%
*   Anglo American P.L.C.                                         91,130  1,264,812       0.1%
    Anglo Pacific Group P.L.C.                                    24,983     37,715       0.0%
    Antofagasta P.L.C.                                            83,947    558,337       0.0%
    Arrow Global Group P.L.C.                                     35,857    131,271       0.0%
    Ashmore Group P.L.C.                                          58,531    251,365       0.0%
    Ashtead Group P.L.C.                                          76,598  1,193,513       0.1%
    Associated British Foods P.L.C.                               11,051    332,403       0.0%
    AstraZeneca P.L.C.                                               144      8,063       0.0%
    AstraZeneca P.L.C. Sponsored ADR                              64,057  1,814,094       0.1%
    Auto Trader Group P.L.C.                                      84,425    386,791       0.0%
    AVEVA Group P.L.C.                                            15,897    357,932       0.0%
    Aviva P.L.C.                                                 112,729    610,855       0.1%
#   Aviva P.L.C. Sponsored ADR                                    49,257    537,886       0.0%
    Avon Rubber P.L.C.                                             1,171     14,210       0.0%
    B&M European Value Retail SA                                  45,972    131,985       0.0%
    Babcock International Group P.L.C.                            94,412  1,141,237       0.1%
    BAE Systems P.L.C.                                           149,469    990,345       0.1%
    Balfour Beatty P.L.C.                                        144,574    479,336       0.0%
    Barclays P.L.C.                                                6,183     14,325       0.0%
    Barclays P.L.C. Sponsored ADR                                133,292  1,228,952       0.1%
    Barratt Developments P.L.C.                                  175,347    972,375       0.1%
    BBA Aviation P.L.C.                                          186,490    589,687       0.1%
    Beazley P.L.C.                                               122,495    545,419       0.0%
    Bellway P.L.C.                                                34,134    987,777       0.1%
    Berendsen P.L.C.                                              46,133    544,419       0.0%
    Berkeley Group Holdings P.L.C.                                29,544    852,090       0.1%
    BGEO Group P.L.C.                                              2,717     98,168       0.0%
    BHP Billiton P.L.C.                                           10,365    155,859       0.0%
    BHP Billiton P.L.C. ADR                                       58,473  1,768,224       0.1%
    Bodycote P.L.C.                                               52,638    381,488       0.0%
    Booker Group P.L.C.                                          266,775    585,107       0.1%
    Bovis Homes Group P.L.C.                                      38,297    354,582       0.0%
    BP P.L.C.                                                      2,213     13,083       0.0%
    BP P.L.C. Sponsored ADR                                      275,906  9,808,458       0.6%
    Brammer P.L.C.                                                24,792     31,617       0.0%
    Brewin Dolphin Holdings P.L.C.                                84,248    268,032       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    British American Tobacco P.L.C.                                3,927 $  225,068       0.0%
#   British American Tobacco P.L.C. Sponsored ADR                 13,722  1,576,521       0.1%
    Britvic P.L.C.                                                43,031    291,954       0.0%
    BT Group P.L.C.                                              237,222  1,088,858       0.1%
    BT Group P.L.C. Sponsored ADR                                  7,252    167,811       0.0%
*   BTG P.L.C.                                                    25,422    204,570       0.0%
    Bunzl P.L.C.                                                  24,099    646,994       0.1%
    Burberry Group P.L.C.                                         62,345  1,124,397       0.1%
*   Cairn Energy P.L.C.                                          181,860    452,133       0.0%
    Cape P.L.C.                                                   19,070     48,516       0.0%
    Capita P.L.C.                                                 14,798    105,923       0.0%
    Capital & Counties Properties P.L.C.                         105,160    370,829       0.0%
    Card Factory P.L.C.                                           13,317     41,383       0.0%
    Carillion P.L.C.                                             130,941    401,260       0.0%
    Carnival P.L.C.                                                1,122     54,117       0.0%
#   Carnival P.L.C. ADR                                            6,602    322,640       0.0%
    Castings P.L.C.                                                1,541      8,157       0.0%
    Centamin P.L.C.                                              312,984    606,215       0.1%
    Centrica P.L.C.                                              270,571    708,694       0.1%
*   Chemring Group P.L.C.                                         45,852     81,353       0.0%
    Chesnara P.L.C.                                               11,804     45,991       0.0%
    Cineworld Group P.L.C.                                        51,836    342,293       0.0%
*   Circassia Pharmaceuticals P.L.C.                               6,887      6,848       0.0%
    Clarkson P.L.C.                                                  961     22,891       0.0%
    Close Brothers Group P.L.C.                                   39,991    648,949       0.1%
    Cobham P.L.C.                                                305,272    532,623       0.0%
    Coca-Cola HBC AG                                              35,700    770,403       0.1%
    Compass Group P.L.C.                                          59,653  1,079,378       0.1%
    Computacenter P.L.C.                                          19,323    171,736       0.0%
    Connect Group P.L.C.                                          19,120     32,081       0.0%
    Consort Medical P.L.C.                                         3,430     47,958       0.0%
    Costain Group P.L.C.                                          18,356     83,144       0.0%
    Countrywide P.L.C.                                            13,419     29,445       0.0%
    Cranswick P.L.C.                                              13,927    360,994       0.0%
    Crest Nicholson Holdings P.L.C.                               65,016    323,135       0.0%
    Croda International P.L.C.                                    15,804    675,837       0.1%
*   CYBG P.L.C.                                                   25,279     82,539       0.0%
    Daejan Holdings P.L.C.                                           313     20,847       0.0%
    Daily Mail & General Trust P.L.C. Class A                     46,535    427,128       0.0%
    Dairy Crest Group P.L.C.                                      48,354    360,868       0.0%
    DCC P.L.C.                                                    10,975    892,920       0.1%
    De La Rue P.L.C.                                              24,557    171,993       0.0%
    Debenhams P.L.C.                                             321,004    210,821       0.0%
    Dechra Pharmaceuticals P.L.C.                                 14,017    230,673       0.0%
    Devro P.L.C.                                                  62,118    172,645       0.0%
    Diageo P.L.C.                                                  1,074     28,586       0.0%
    Diageo P.L.C. Sponsored ADR                                   15,652  1,683,060       0.1%
    Dignity P.L.C.                                                 8,264    268,016       0.0%
    Diploma P.L.C.                                                38,954    446,404       0.0%
    Direct Line Insurance Group P.L.C.                           245,567  1,038,889       0.1%
    Dixons Carphone P.L.C.                                       151,062    580,771       0.1%
    Domino's Pizza Group P.L.C.                                   65,697    273,160       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Drax Group P.L.C.                                            118,430 $  458,872       0.0%
    DS Smith P.L.C.                                              220,702  1,076,186       0.1%
    Dunelm Group P.L.C.                                           13,401    124,108       0.0%
    E2V Technologies P.L.C.                                       19,859     52,580       0.0%
    easyJet P.L.C.                                                22,135    253,834       0.0%
    Electrocomponents P.L.C.                                     141,657    645,344       0.1%
    Elementis P.L.C.                                             132,188    385,523       0.0%
*   EnQuest P.L.C.(B635TG2)                                      280,408     92,444       0.0%
    EnQuest P.L.C.(BYM5538)                                      124,625      6,102       0.0%
*   Enterprise Inns P.L.C.                                       114,485    129,175       0.0%
    Entertainment One, Ltd.                                       25,927     73,701       0.0%
    Essentra P.L.C.                                               52,821    329,221       0.0%
    esure Group P.L.C.                                            78,498    260,840       0.0%
    Euromoney Institutional Investor P.L.C.                        3,779     48,178       0.0%
*   Evraz P.L.C.                                                  63,997    160,453       0.0%
    Experian P.L.C.                                               37,439    719,747       0.1%
    Fenner P.L.C.                                                 65,496    175,526       0.0%
*   Ferrexpo P.L.C.                                               40,971     50,429       0.0%
    Fidessa Group P.L.C.                                          11,539    346,994       0.0%
*   Firstgroup P.L.C.                                            331,532    444,068       0.0%
*   Flybe Group P.L.C.                                            12,587      5,644       0.0%
    Foxtons Group P.L.C.                                          58,308     76,374       0.0%
    Fresnillo P.L.C.                                              15,215    306,113       0.0%
    Fuller Smith & Turner P.L.C. Class A                           1,079     13,753       0.0%
    G4S P.L.C.                                                   303,671    815,697       0.1%
    Galliford Try P.L.C.                                          18,621    279,149       0.0%
    Gem Diamonds, Ltd.                                            14,360     20,415       0.0%
    Genus P.L.C.                                                  15,623    358,820       0.0%
    GKN P.L.C.                                                   385,551  1,503,580       0.1%
    GlaxoSmithKline P.L.C.                                         2,756     54,443       0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                          40,037  1,601,880       0.1%
*   Glencore P.L.C.                                              639,436  1,957,381       0.1%
    Go-Ahead Group P.L.C.                                         10,900    276,459       0.0%
    Grafton Group P.L.C.                                          37,818    229,705       0.0%
    Grainger P.L.C.                                               50,280    136,115       0.0%
    Greencore Group P.L.C.                                       142,495    575,024       0.0%
    Greene King P.L.C.                                            64,414    576,212       0.1%
    Greggs P.L.C.                                                 25,560    298,760       0.0%
    GVC Holdings P.L.C.                                           28,955    246,686       0.0%
    Halfords Group P.L.C.                                         56,592    235,268       0.0%
    Halma P.L.C.                                                  94,446  1,209,089       0.1%
    Hargreaves Lansdown P.L.C.                                    20,512    290,792       0.0%
    Hays P.L.C.                                                  331,478    553,650       0.0%
    Headlam Group P.L.C.                                           9,871     59,519       0.0%
    Helical P.L.C.                                                25,292     81,861       0.0%
    Henderson Group P.L.C.                                       172,086    486,892       0.0%
    Hikma Pharmaceuticals P.L.C.                                  21,954    470,876       0.0%
    Hill & Smith Holdings P.L.C.                                  10,800    132,869       0.0%
    Hiscox, Ltd.                                                  64,449    804,763       0.1%
    Hochschild Mining P.L.C.                                      72,488    236,296       0.0%
    HomeServe P.L.C.                                              76,715    572,747       0.0%
    Howden Joinery Group P.L.C.                                  110,377    505,432       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
#   HSBC Holdings P.L.C. Sponsored ADR                                            146,019 $5,494,695       0.3%
    Hunting P.L.C.                                                                 57,000    350,300       0.0%
    ICAP P.L.C.                                                                   132,054    783,009       0.1%
    IG Group Holdings P.L.C.                                                       88,248    891,145       0.1%
*   Imagination Technologies Group P.L.C.                                          50,416    139,418       0.0%
    IMI P.L.C.                                                                     54,300    659,555       0.1%
    Imperial Brands P.L.C.                                                         25,869  1,251,331       0.1%
    Imperial Brands P.L.C. Sponsored ADR                                              658     31,814       0.0%
    Inchcape P.L.C.                                                               103,277    821,126       0.1%
    Indivior P.L.C.                                                               109,782    421,639       0.0%
    Informa P.L.C.                                                                113,636    934,895       0.1%
    Inmarsat P.L.C.                                                                75,942    651,434       0.1%
    InterContinental Hotels Group P.L.C.                                            3,189    123,640       0.0%
#   InterContinental Hotels Group P.L.C. ADR                                       14,571    574,826       0.0%
    Intermediate Capital Group P.L.C.                                              39,244    290,683       0.0%
    International Consolidated Airlines Group SA(B5282K0)                           7,157     37,926       0.0%
    International Consolidated Airlines Group SA(B5M6XQ7)                          74,235    393,657       0.0%
    International Consolidated Airlines Group SA Sponsored ADR                        775      8,188       0.0%
    International Personal Finance P.L.C.                                          35,050    126,250       0.0%
    Interserve P.L.C.                                                              43,311    179,940       0.0%
    Intertek Group P.L.C.                                                          24,557  1,024,569       0.1%
    Investec P.L.C.                                                                90,441    561,294       0.0%
*   IP Group P.L.C.                                                                40,578     74,824       0.0%
    ITE Group P.L.C.                                                              127,735    226,186       0.0%
    ITV P.L.C.                                                                    165,832    345,718       0.0%
    J D Wetherspoon P.L.C.                                                         43,539    463,540       0.0%
    J Sainsbury P.L.C.                                                            362,651  1,111,903       0.1%
    James Fisher & Sons P.L.C.                                                     14,827    293,413       0.0%
    Jardine Lloyd Thompson Group P.L.C.                                            43,163    543,678       0.0%
    JD Sports Fashion P.L.C.                                                       19,943    370,788       0.0%
    John Laing Group P.L.C.                                                         5,968     19,747       0.0%
    John Menzies P.L.C.                                                            45,473    276,658       0.0%
    John Wood Group P.L.C.                                                         73,657    692,315       0.1%
    Johnson Matthey P.L.C.                                                         40,414  1,684,585       0.1%
    Jupiter Fund Management P.L.C.                                                 98,538    519,549       0.0%
*   KAZ Minerals P.L.C.                                                            72,408    252,919       0.0%
    KCOM Group P.L.C.                                                             136,384    196,595       0.0%
    Keller Group P.L.C.                                                            23,005    191,503       0.0%
    Kier Group P.L.C.                                                              29,131    484,433       0.0%
    Kingfisher P.L.C.                                                             220,694    974,898       0.1%
    Ladbrokes P.L.C.                                                               88,356    144,255       0.0%
    Laird P.L.C.                                                                   59,793    105,914       0.0%
*   Lamprell P.L.C.                                                                36,760     33,031       0.0%
    Lancashire Holdings, Ltd.                                                      40,980    349,448       0.0%
    Lavendon Group P.L.C.                                                          28,057     42,499       0.0%
    Legal & General Group P.L.C.                                                  531,015  1,358,471       0.1%
*   Liberty Global P.L.C. Class A                                                   4,558    148,576       0.0%
*   Liberty Global P.L.C. Series C                                                 11,158    354,815       0.0%
*   Liberty Global P.L.C. LiLAC Class A                                               569     15,717       0.0%
*   Liberty Global P.L.C. LiLAC Class C                                             1,392     38,479       0.0%
    Lloyds Banking Group P.L.C.                                                 1,301,049    908,552       0.1%
#   Lloyds Banking Group P.L.C. ADR                                               172,043    485,161       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    London Stock Exchange Group P.L.C.                             9,860 $  338,676       0.0%
*   Lonmin P.L.C.                                                 66,593    155,270       0.0%
    Lookers P.L.C.                                                93,383    117,804       0.0%
    Man Group P.L.C.                                             362,806    553,111       0.0%
    Marks & Spencer Group P.L.C.                                 205,365    854,480       0.1%
    Marshalls P.L.C.                                              48,101    161,535       0.0%
    Marston's P.L.C.                                             127,201    208,055       0.0%
    McBride P.L.C.                                                62,305    143,584       0.0%
    Mears Group P.L.C.                                            15,748     86,892       0.0%
    Mediclinic International P.L.C.(BYYWHN1)                      20,931    230,815       0.0%
    Mediclinic International P.L.C.(B8HX8Z8)                      21,029    233,173       0.0%
    Meggitt P.L.C.                                               182,361    970,152       0.1%
    Melrose Industries P.L.C.                                    686,868  1,417,485       0.1%
    Merlin Entertainments P.L.C.                                  99,426    560,346       0.0%
    Micro Focus International P.L.C.                              25,758    674,479       0.1%
    Millennium & Copthorne Hotels P.L.C.                          41,854    229,505       0.0%
    Mitchells & Butlers P.L.C.                                    54,614    186,139       0.0%
    Mitie Group P.L.C.                                           133,004    341,812       0.0%
    Mondi P.L.C.                                                  50,748    990,374       0.1%
    Moneysupermarket.com Group P.L.C.                             64,418    206,255       0.0%
    Morgan Advanced Materials P.L.C.                             108,211    360,338       0.0%
    Morgan Sindall Group P.L.C.                                    1,477     13,013       0.0%
*   Mothercare P.L.C.                                             34,805     45,661       0.0%
    N Brown Group P.L.C.                                          34,022     79,441       0.0%
    National Express Group P.L.C.                                129,318    580,937       0.1%
    National Grid P.L.C. Sponsored ADR                            12,335    806,956       0.1%
    NCC Group P.L.C.                                               4,409     10,240       0.0%
    Next P.L.C.                                                    6,120    360,063       0.0%
    Northgate P.L.C.                                              36,838    189,181       0.0%
    Novae Group P.L.C.                                             6,789     67,060       0.0%
*   Ocado Group P.L.C.                                            44,566    149,731       0.0%
    Old Mutual P.L.C.                                            366,882    902,507       0.1%
    OneSavings Bank P.L.C.                                        17,221     61,031       0.0%
*   Ophir Energy P.L.C.                                          126,444    106,754       0.0%
    Oxford Instruments P.L.C.                                     20,947    173,293       0.0%
    Pagegroup P.L.C.                                              73,555    325,699       0.0%
    Paragon Group of Cos. P.L.C. (The)                            32,909    133,477       0.0%
    PayPoint P.L.C.                                               13,444    177,064       0.0%
*   Paysafe Group P.L.C.                                          31,727    167,696       0.0%
    Pearson P.L.C.                                                   811      7,503       0.0%
    Pearson P.L.C. Sponsored ADR                                  54,352    501,669       0.0%
    Pendragon P.L.C.                                              88,815     32,613       0.0%
    Pennon Group P.L.C.                                           58,550    597,545       0.1%
    Persimmon P.L.C.                                              43,041    890,942       0.1%
    Petra Diamonds, Ltd.                                         147,628    274,852       0.0%
    Petrofac, Ltd.                                                54,695    538,666       0.0%
*   Petropavlovsk P.L.C.                                         563,405     56,715       0.0%
    Pets at Home Group P.L.C.                                     40,428    105,639       0.0%
    Phoenix Group Holdings                                        62,058    554,385       0.0%
    Photo-Me International P.L.C.                                 56,793    105,233       0.0%
    Playtech P.L.C.                                               50,559    573,496       0.0%
*   Premier Foods P.L.C.                                         328,097    182,775       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                                ---------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Premier Oil P.L.C.                                                             120,495 $   97,026       0.0%
    Provident Financial P.L.C.                                                      15,162    546,596       0.0%
    Prudential P.L.C. ADR                                                           53,910  1,764,474       0.1%
    PZ Cussons P.L.C.                                                               94,991    388,862       0.0%
    QinetiQ Group P.L.C.                                                           178,882    503,758       0.0%
    Randgold Resources, Ltd.                                                        14,546  1,291,781       0.1%
    Rank Group P.L.C.                                                               36,381     85,941       0.0%
    Rathbone Brothers P.L.C.                                                         7,187    156,879       0.0%
    Reckitt Benckiser Group P.L.C.                                                  11,171    999,363       0.1%
    Redrow P.L.C.                                                                   73,437    341,105       0.0%
    Regus P.L.C.                                                                   173,720    528,509       0.0%
    RELX P.L.C.                                                                     14,114    251,937       0.0%
#   RELX P.L.C. Sponsored ADR                                                       30,069    545,452       0.0%
    Renishaw P.L.C.                                                                 11,553    364,158       0.0%
    Rentokil Initial P.L.C.                                                        227,738    635,234       0.1%
    Restaurant Group P.L.C. (The)                                                   68,949    316,293       0.0%
    Ricardo P.L.C.                                                                   7,098     80,504       0.0%
    Rightmove P.L.C.                                                                10,064    459,393       0.0%
    Rio Tinto P.L.C.                                                                 2,919    101,509       0.0%
    Rio Tinto P.L.C. Sponsored ADR                                                  52,755  1,838,512       0.1%
    Robert Walters P.L.C.                                                            2,498     10,553       0.0%
    Rolls-Royce Holdings P.L.C.(BZC0LD2)                                        10,080,532     12,339       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                                           219,142  1,945,239       0.1%
    Rotork P.L.C.                                                                  187,703    468,274       0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                               52,236    241,853       0.0%
    Royal Dutch Shell P.L.C. Class A                                                31,499    784,548       0.1%
    Royal Dutch Shell P.L.C. Class B                                                 2,443     63,012       0.0%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                                112,390  5,598,146       0.4%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                                 91,039  4,762,250       0.3%
    Royal Mail P.L.C.                                                              164,218    985,225       0.1%
    RPC Group P.L.C.                                                                79,706    924,315       0.1%
    RPS Group P.L.C.                                                                50,918    104,821       0.0%
    RSA Insurance Group P.L.C.                                                     155,723  1,051,387       0.1%
    Saga P.L.C.                                                                    105,288    255,386       0.0%
    Sage Group P.L.C. (The)                                                        114,395  1,009,303       0.1%
    Savills P.L.C.                                                                  36,147    306,617       0.0%
    Schroders P.L.C.(0239581)                                                        4,007    102,039       0.0%
    Schroders P.L.C.(0240549)                                                       10,579    364,127       0.0%
    SDL P.L.C.                                                                       7,338     38,941       0.0%
    Senior P.L.C.                                                                   92,911    198,002       0.0%
*   Serco Group P.L.C.                                                              44,511     74,545       0.0%
    Severfield P.L.C.                                                               10,461      7,365       0.0%
    Severn Trent P.L.C.                                                             18,437    524,831       0.0%
    Shanks Group P.L.C.                                                             83,244     91,419       0.0%
    Shire P.L.C.                                                                    19,811  1,118,582       0.1%
    Shire P.L.C. ADR                                                                   735    123,950       0.0%
    SIG P.L.C.                                                                     132,116    178,713       0.0%
    Sky P.L.C.                                                                      65,178    651,601       0.1%
    Sky P.L.C. Sponsored ADR                                                           636     25,405       0.0%
    Smith & Nephew P.L.C.                                                           55,146    797,210       0.1%
    Smiths Group P.L.C.                                                             92,468  1,602,302       0.1%
    Soco International P.L.C.                                                       52,573     88,725       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Spectris P.L.C.                                                                29,550 $  739,888       0.1%
    Speedy Hire P.L.C.                                                             43,868     20,454       0.0%
    Spirax-Sarco Engineering P.L.C.                                                19,497  1,051,192       0.1%
    Spire Healthcare Group P.L.C.                                                   5,136     23,339       0.0%
    Spirent Communications P.L.C.                                                  83,679     84,434       0.0%
#*  Sports Direct International P.L.C.                                             30,602    103,474       0.0%
    SSE P.L.C.                                                                    129,263  2,513,266       0.2%
    SSP Group P.L.C.                                                               33,936    141,021       0.0%
    St. Ives P.L.C.                                                                25,076     41,034       0.0%
    St. James's Place P.L.C.                                                       72,624    838,721       0.1%
    St. Modwen Properties P.L.C.                                                   57,049    190,938       0.0%
    Stagecoach Group P.L.C.                                                        38,571     93,305       0.0%
*   Standard Chartered P.L.C.                                                     221,856  1,929,240       0.1%
    Standard Life P.L.C.                                                          108,624    448,256       0.0%
    Sthree P.L.C.                                                                   1,993      5,833       0.0%
    Stobart Group, Ltd.                                                            20,339     40,323       0.0%
    SuperGroup P.L.C.                                                              12,517    205,991       0.0%
    Synthomer P.L.C.                                                               89,397    390,741       0.0%
    TalkTalk Telecom Group P.L.C.                                                  77,013    191,826       0.0%
    Tate & Lyle P.L.C.                                                            101,561    968,583       0.1%
    Taylor Wimpey P.L.C.                                                          264,088    457,332       0.0%
    Ted Baker P.L.C.                                                                3,608    109,234       0.0%
    Telecom Plus P.L.C.                                                            18,838    272,778       0.0%
*   Tesco P.L.C.                                                                  663,742  1,709,591       0.1%
*   Thomas Cook Group P.L.C.                                                      104,167     88,516       0.0%
    Topps Tiles P.L.C.                                                             28,274     31,630       0.0%
    Travis Perkins P.L.C.                                                          49,291    801,937       0.1%
    Trinity Mirror P.L.C.                                                         108,000    107,395       0.0%
    TT Electronics P.L.C.                                                          15,838     26,802       0.0%
    TUI AG                                                                         34,526    437,642       0.0%
    Tullett Prebon P.L.C.                                                          59,622    258,962       0.0%
*   Tullow Oil P.L.C.                                                             215,208    694,848       0.1%
    U & I Group P.L.C.                                                             19,176     36,947       0.0%
    UBM P.L.C.                                                                     84,602    742,795       0.1%
    UDG Healthcare P.L.C.                                                          57,342    458,262       0.0%
    Ultra Electronics Holdings P.L.C.                                              17,357    394,381       0.0%
    Unilever P.L.C.                                                                 1,655     69,095       0.0%
    Unilever P.L.C. Sponsored ADR                                                  20,005    833,608       0.1%
    UNITE Group P.L.C. (The)                                                       59,618    403,840       0.0%
    United Utilities Group P.L.C.                                                  45,838    526,902       0.0%
*   Vectura Group P.L.C.                                                          137,666    227,910       0.0%
    Vedanta Resources P.L.C.                                                       17,593    153,720       0.0%
    Vesuvius P.L.C.                                                                72,331    322,848       0.0%
    Victrex P.L.C.                                                                 22,139    474,085       0.0%
    Virgin Money Holdings UK P.L.C.                                                20,125     81,020       0.0%
    Vodafone Group P.L.C.                                                       1,177,738  3,234,451       0.2%
#   Vodafone Group P.L.C. Sponsored ADR                                            31,855    886,843       0.1%
    Weir Group P.L.C. (The)                                                        31,029    644,559       0.1%
    WH Smith P.L.C.                                                                16,277    292,977       0.0%
    Whitbread P.L.C.                                                                8,294    366,389       0.0%
    William Hill P.L.C.                                                           232,847    842,315       0.1%
    Wilmington P.L.C.                                                               3,711     11,869       0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                SHARES     VALUE++     OF NET ASSETS**
                                                                                ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
*   Wizz Air Holdings P.L.C.                                                      1,105 $       20,405       0.0%
    WM Morrison Supermarkets P.L.C.                                             535,936      1,483,612       0.1%
    Wolseley P.L.C.                                                              13,326        691,212       0.1%
    WPP P.L.C.                                                                   67,844      1,473,100       0.1%
    WPP P.L.C. Sponsored ADR                                                      3,436        372,703       0.0%
    WS Atkins P.L.C.                                                             27,702        511,915       0.0%
    Xaar P.L.C.                                                                  11,107         57,055       0.0%
    Zoopla Property Group P.L.C.                                                 32,632        121,658       0.0%
                                                                                        --------------      ----
TOTAL UNITED KINGDOM                                                                       187,507,612      11.3%
                                                                                        --------------      ----
UNITED STATES -- (0.0%)
    Ball Corp.                                                                    2,851        219,746       0.0%
*   Diebold, Inc.                                                                 2,394         52,526       0.0%
    International Game Technology P.L.C.                                          2,733         78,492       0.0%
    Mylan NV                                                                      2,052         74,894       0.0%
    Vail Resorts, Inc.                                                            1,051        167,583       0.0%
                                                                                        --------------      ----
TOTAL UNITED STATES                                                                            593,241       0.0%
                                                                                        --------------      ----
TOTAL COMMON STOCKS                                                                      1,628,210,097      98.3%
                                                                                        --------------      ----
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.7%)
    Alpargatas SA                                                                44,900        149,245       0.0%
    Banco ABC Brasil SA                                                          24,833        119,653       0.0%
    Banco Bradesco SA                                                            66,660        698,343       0.1%
    Banco Bradesco SA ADR                                                        55,308        575,756       0.1%
    Banco do Estado do Rio Grande do Sul SA Class B                              74,025        315,395       0.0%
    Braskem SA Class A                                                           31,067        275,145       0.0%
*   Centrais Eletricas Brasileiras SA Class B                                    43,000        368,437       0.0%
    Cia Brasileira de Distribuicao                                               28,564        545,866       0.0%
    Cia de Gas de Sao Paulo - COMGAS Class A                                      4,500         73,308       0.0%
    Cia de Saneamento do Parana                                                  20,600         63,246       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                               5,667        122,963       0.0%
    Cia Energetica de Minas Gerais                                              116,000        354,323       0.0%
    Cia Energetica de Sao Paulo Class B                                          37,300        173,295       0.0%
    Cia Ferro Ligas da Bahia - Ferbasa                                           10,300         24,750       0.0%
    Cia Paranaense de Energia                                                    18,200        208,399       0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                        9,800         31,776       0.0%
    Gerdau SA                                                                   200,788        693,197       0.1%
    Itau Unibanco Holding SA                                                    129,134      1,553,492       0.1%
    Itau Unibanco Holding SA ADR                                                 66,308        791,054       0.1%
    Lojas Americanas SA                                                          58,080        376,647       0.0%
*   Marcopolo SA                                                                155,900        159,221       0.0%
*   Petroleo Brasileiro SA                                                      279,946      1,551,455       0.1%
*   Petroleo Brasileiro SA Sponsored ADR                                         42,200        466,732       0.0%
*   Randon SA Implementos e Participacoes                                        78,100        116,954       0.0%
    Suzano Papel e Celulose SA Class A                                           46,538        164,166       0.0%
    Telefonica Brasil SA                                                          8,370        121,092       0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                              133,673        188,868       0.0%
    Vale SA                                                                     102,200        660,522       0.1%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
BRAZIL -- (Continued)
    Vale SA Sponsored ADR                                                          14,280 $    91,963       0.0%
                                                                                          -----------       ---
TOTAL BRAZIL                                                                               11,035,263       0.7%
                                                                                          -----------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                                    6,694      15,591       0.0%
    Embotelladora Andina SA Class B                                                38,816     157,502       0.0%
                                                                                          -----------       ---
TOTAL CHILE                                                                                   173,093       0.0%
                                                                                          -----------       ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                                            71,187      56,821       0.0%
    Banco Davivienda SA                                                            12,267     124,841       0.0%
    Grupo de Inversiones Suramericana SA                                            5,140      64,960       0.0%
                                                                                          -----------       ---
TOTAL COLOMBIA                                                                                246,622       0.0%
                                                                                          -----------       ---
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                                     6,158     467,550       0.1%
    Biotest AG                                                                      5,953      82,901       0.0%
    Draegerwerk AG & Co. KGaA                                                       2,175     155,331       0.0%
    Fuchs Petrolub SE                                                               8,076     361,473       0.0%
    Henkel AG & Co. KGaA                                                            2,460     316,186       0.0%
    Jungheinrich AG                                                                14,268     450,470       0.0%
    Porsche Automobil Holding SE                                                   10,785     582,804       0.1%
    Sartorius AG                                                                    4,816     379,099       0.0%
    Sixt SE                                                                         5,162     230,468       0.0%
    STO SE & Co. KGaA                                                                 585      70,116       0.0%
    Villeroy & Boch AG                                                                987      15,196       0.0%
    Volkswagen AG                                                                  17,044   2,349,951       0.2%
                                                                                          -----------       ---
TOTAL GERMANY                                                                               5,461,545       0.4%
                                                                                          -----------       ---
SOUTH KOREA -- (0.0%)
*   Hanwha Corp.                                                                    3,700      61,114       0.0%
                                                                                          -----------       ---
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                                              1,495,320       1,830       0.0%
                                                                                          -----------       ---
TOTAL PREFERRED STOCKS                                                                     16,979,467       1.1%
                                                                                          -----------       ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   APN News & Media, Ltd. Rights 11/17/16                                         20,946       4,461       0.0%
*   Asiana Airlines Inc. Rights 11/03/16                                            5,648          --       0.0%
*   Ecopro Rights12/06/16                                                             329         794       0.0%
*   Interflex Co., Ltd. Rights 11/24/16                                               423       1,386       0.0%
*   Samsung Heavy Industries Co., Ltd. Rights 11/08/16                             18,238      41,122       0.0%
*   SOLID, Inc. Rights                                                              1,380         694       0.0%
*   Tox Free Solutions, Ltd. Rights 11/18/16                                        9,008          --       0.0%
                                                                                          -----------       ---
TOTAL AUSTRALIA                                                                                48,457       0.0%
                                                                                          -----------       ---
BRAZIL -- (0.0%)
*   LPS Brasil Consultoria de Imoveis SA Rights 11/30/16                              858          80       0.0%
                                                                                          -----------       ---

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                   PERCENTAGE
                                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                                        --------- -------------- ---------------
CHINA -- (0.0%)
*    Symphony Holdings, Ltd. Warrants 07/05/19                                             24,000 $          263        0.0%
                                                                                                  --------------      -----
INDIA -- (0.0%)
*    Karnataka Bank, Ltd. Rights 11/21/16                                                  17,902         14,019        0.0%
                                                                                                  --------------      -----
NEW ZEALAND -- (0.0%)
*    Restaurant Brands New Zealand, Ltd. Rights 11/16/16                                    2,389             --        0.0%
                                                                                                  --------------      -----
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/07/16                                                   715,205         40,041        0.0%
*    Ferrovial SA Rights 11/14/16                                                          16,676          7,139        0.0%
*    Papeles y Cartones de Europa SA Rights 11/14/16                                        7,292          1,465        0.0%
                                                                                                  --------------      -----
TOTAL SPAIN                                                                                               48,645        0.0%
                                                                                                  --------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                                                      75,771         22,703        0.0%
                                                                                                  --------------      -----
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 12/30/16                                                        12,820             --        0.0%
                                                                                                  --------------      -----
UNITED KINGDOM -- (0.0%)
*    Phoenix Group Holdings Rights 11/08/16                                                36,201         98,367        0.0%
*    Shanks Group P.L.C. Rights 11/09/16                                                   31,217         12,036        0.0%
                                                                                                  --------------      -----
TOTAL UNITED KINGDOM                                                                                     110,403        0.0%
                                                                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                                                                    244,570        0.0%
                                                                                                  --------------      -----
TOTAL INVESTMENT SECURITIES                                                                        1,645,434,134
                                                                                                  --------------

                                                                                                      VALUE+
                                                                                                  --------------
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@ DFA Short Term Investment Fund                                                     8,774,063    101,533,454        6.1%
                                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,755,514,830)                                               $1,746,967,588      105.5%
                                                                                                  ==============      =====

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                            ---------------------------------------------------
                                                                               LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                                                                            -------------   -------------- ------- --------------
Common Stocks
   Australia                                                                $     891,056   $   79,128,473   --    $   80,019,529
   Austria                                                                             --        7,680,103   --         7,680,103
   Belgium                                                                      4,851,820       13,703,462   --        18,555,282
   Brazil                                                                      26,540,217               --   --        26,540,217
   Canada                                                                     107,135,128            2,375   --       107,137,503
   Chile                                                                        1,106,857        3,651,103   --         4,757,960
   China                                                                        6,089,017       83,955,639   --        90,044,656
   Colombia                                                                     1,515,620               --   --         1,515,620
   Czech Republic                                                                      --          405,216   --           405,216
   Denmark                                                                        189,926       22,360,962   --        22,550,888
   Egypt                                                                               --          139,538   --           139,538
   Finland                                                                        163,491       21,072,348   --        21,235,839
   France                                                                       1,670,790       86,435,770   --        88,106,560
   Germany                                                                      2,997,165       80,030,972   --        83,028,137
   Greece                                                                              --          432,683   --           432,683
   Hong Kong                                                                      137,953       37,305,725   --        37,443,678
   Hungary                                                                             --        1,321,333   --         1,321,333
   India                                                                          941,362       45,146,613   --        46,087,975
   Indonesia                                                                      203,564       11,426,488   --        11,630,052
   Ireland                                                                      1,807,573        5,061,643   --         6,869,216
   Israel                                                                       2,183,220        5,808,739   --         7,991,959
   Italy                                                                          150,542       29,143,954   --        29,294,496
   Japan                                                                        3,248,558      305,817,506   --       309,066,064
   Malaysia                                                                            --       11,274,046   --        11,274,046
   Mexico                                                                      16,495,098               --   --        16,495,098
   Netherlands                                                                  3,265,362       29,801,779   --        33,067,141
   New Zealand                                                                      9,966        7,012,317   --         7,022,283
   Norway                                                                         262,785       10,412,369   --        10,675,154
   Peru                                                                           352,679               --   --           352,679
   Philippines                                                                     28,620        5,882,484   --         5,911,104
   Poland                                                                              --        5,277,124   --         5,277,124
   Portugal                                                                            --        3,621,321   --         3,621,321
   Russia                                                                         390,926        4,291,800   --         4,682,726
   Singapore                                                                           --       13,524,076   --        13,524,076
   South Africa                                                                 3,779,428       27,897,117   --        31,676,545
   South Korea                                                                  1,111,922       70,293,418   --        71,405,340
   Spain                                                                          760,670       30,412,590   --        31,173,260
   Sweden                                                                          45,801       33,741,082   --        33,786,883
   Switzerland                                                                  3,055,601       75,719,265   --        78,774,866
   Taiwan                                                                       4,081,719       58,644,130   --        62,725,849
   Thailand                                                                    11,481,135               --   --        11,481,135
   Turkey                                                                          19,248        5,308,862   --         5,328,110
   United Kingdom                                                              45,963,618      141,543,994   --       187,507,612
   United States                                                                  465,821          127,420   --           593,241
Preferred Stocks
   Brazil                                                                      11,035,263               --   --        11,035,263
   Chile                                                                               --          173,093   --           173,093
   Colombia                                                                       246,622               --   --           246,622
   Germany                                                                             --        5,461,545   --         5,461,545
   South Korea                                                                     61,114               --   --            61,114
   United Kingdom                                                                      --            1,830   --             1,830
Rights/Warrants
   Australia                                                                           --           48,457   --            48,457
   Brazil                                                                              --               80   --                80
   China                                                                               --              263   --               263
   India                                                                               --           14,019   --            14,019
   New Zealand                                                                         --               --   --                --
   Spain                                                                               --           48,645   --            48,645
   Sweden                                                                              --           22,703   --            22,703
   Thailand                                                                            --               --   --                --
   United Kingdom                                                                      --          110,403   --           110,403
Securities Lending Collateral                                                          --      101,533,454   --       101,533,454
                                                                            -------------   --------------   --    --------------
TOTAL                                                                       $264,737,257    $1,482,230,331   --    $1,746,967,588
                                                                            =============   ==============   ==    ==============

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
COMMON STOCKS -- (91.5%)
BRAZIL -- (6.7%)
    AES Tiete Energia SA(BZ8W2J5)                                                      681 $       749       0.0%
    AES Tiete Energia SA(BZ8W2L7)                                                1,555,758   8,061,478       0.0%
    Aliansce Shopping Centers SA(B23FNB7)                                          895,611   4,708,131       0.0%
*   Aliansce Shopping Centers SA(BDCWJC9)                                          226,809   1,204,390       0.0%
    Alupar Investimento SA                                                         380,430   2,214,408       0.0%
    Ambev SA                                                                     1,591,620   9,389,162       0.1%
    AMBEV SA ADR                                                                12,546,714  74,025,613       0.4%
    Arezzo Industria e Comercio SA                                                 501,231   4,643,296       0.0%
*   B2W Cia Digital                                                                827,178   4,063,329       0.0%
    Banco Bradesco SA                                                            2,786,501  27,699,147       0.2%
    Banco do Brasil SA                                                           2,445,138  22,436,746       0.1%
    Banco Santander Brasil SA                                                      580,283   4,781,154       0.0%
#   Banco Santander Brasil SA ADR                                                  140,666   1,150,648       0.0%
    BB Seguridade Participacoes SA                                               2,736,142  27,550,001       0.2%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros                     13,167,642  77,553,781       0.4%
*   BR Malls Participacoes SA                                                    4,961,461  19,864,496       0.1%
*   Brasil Brokers Participacoes SA                                              1,336,822     753,847       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas                           43,400     140,860       0.0%
#   Braskem SA Sponsored ADR                                                       584,013  10,366,231       0.1%
    BRF SA                                                                       2,158,888  36,116,735       0.2%
#   BRF SA ADR                                                                   1,255,318  20,988,917       0.1%
    BTG Pactual Group                                                              123,117     627,158       0.0%
    CCR SA                                                                       6,293,596  34,208,612       0.2%
*   Centrais Eletricas Brasileiras SA                                            1,283,700   9,531,231       0.1%
    CETIP SA - Mercados Organizados                                              1,913,550  26,898,806       0.1%
#   Cia Brasileira de Distribuicao ADR                                             194,588   3,706,901       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                              1,072,328  11,321,257       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR                            976,227  10,269,908       0.1%
    Cia de Saneamento de Minas Gerais-COPASA                                       534,158   5,575,860       0.0%
    Cia Energetica de Minas Gerais                                                 370,339   1,125,404       0.0%
    Cia Energetica de Minas Gerais Sponsored ADR                                 1,059,060   3,198,360       0.0%
    Cia Hering                                                                   1,787,352  10,840,581       0.1%
    Cia Paranaense de Energia                                                      150,400   1,114,336       0.0%
#   Cia Paranaense de Energia Sponsored ADR                                        283,710   3,237,131       0.0%
*   Cia Siderurgica Nacional SA                                                  2,985,755  10,046,055       0.1%
#*  Cia Siderurgica Nacional SA Sponsored ADR                                    3,613,990  12,179,146       0.1%
    Cielo SA                                                                     3,364,690  34,152,866       0.2%
*   Cosan Logistica SA                                                             607,167     937,761       0.0%
    Cosan SA Industria e Comercio                                                  828,529  11,140,496       0.1%
    CPFL Energia SA                                                                871,420   6,612,090       0.0%
#   CPFL Energia SA ADR                                                            235,432   3,578,566       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                                   332,100   2,549,013       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes                      3,297,517  11,105,360       0.1%
    Cyrela Commercial Properties SA Empreendimentos e Participacoes                 15,734      51,017       0.0%
    Dimed SA Distribuidora da Medicamentos                                           1,500     236,367       0.0%
    Direcional Engenharia SA                                                     1,090,826   1,886,391       0.0%
    Duratex SA                                                                   2,505,409   6,765,860       0.0%
*   EcoRodovias Infraestrutura e Logistica SA                                    2,228,743   6,612,217       0.0%
    EDP - Energias do Brasil SA                                                  3,432,592  16,506,982       0.1%
    Embraer SA ADR                                                                 946,152  20,238,191       0.1%
    Engie Brasil Energia SA                                                        951,409  12,086,352       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
BRAZIL -- (Continued)
    Equatorial Energia SA                                                       1,798,397 $32,080,428       0.2%
    Estacio Participacoes SA                                                    1,812,334  10,509,493       0.1%
    Eternit SA                                                                  1,148,420     557,660       0.0%
    Even Construtora e Incorporadora SA                                         2,794,277   3,886,776       0.0%
    Ez Tec Empreendimentos e Participacoes SA                                     772,395   3,999,902       0.0%
    Fibria Celulose SA                                                            558,342   4,467,436       0.0%
    Fibria Celulose SA Sponsored ADR                                            1,057,881   8,441,890       0.0%
    Fleury SA                                                                     588,063   7,783,729       0.0%
    Fras-Le SA                                                                      6,000       8,233       0.0%
    GAEC Educacao SA                                                              170,053     719,209       0.0%
    Gafisa SA                                                                   2,012,500   1,550,987       0.0%
#   Gafisa SA ADR                                                               1,390,877   2,169,768       0.0%
    Gerdau SA                                                                     908,082   2,304,343       0.0%
#   Gerdau SA Sponsored ADR                                                     4,354,272  14,935,153       0.1%
#*  Gol Linhas Aereas Inteligentes SA ADR                                          20,897     514,056       0.0%
    Grendene SA                                                                   617,128   3,793,249       0.0%
    Guararapes Confeccoes SA                                                       61,232   1,266,459       0.0%
    Helbor Empreendimentos SA(B28RS68)                                          1,190,269     756,969       0.0%
*   Helbor Empreendimentos SA(BD87RD5)                                            322,154     200,842       0.0%
    Hypermarcas SA                                                              1,258,580  10,551,253       0.1%
    Iguatemi Empresa de Shopping Centers SA                                       816,344   7,710,768       0.0%
*   International Meal Co. Alimentacao SA                                         527,076     972,581       0.0%
    Iochpe Maxion SA                                                              936,303   4,751,914       0.0%
    Itau Unibanco Holding SA                                                    1,148,309  11,993,929       0.1%
    JBS SA                                                                      6,615,014  20,122,740       0.1%
*   JHSF Participacoes SA                                                         619,229     337,550       0.0%
*   Joao Fortes Engenharia SA                                                      20,369      11,965       0.0%
    JSL SA                                                                        519,318   1,903,515       0.0%
    Kepler Weber SA                                                               107,004     631,900       0.0%
    Klabin SA                                                                   2,601,807  13,408,435       0.1%
    Kroton Educacional SA                                                       7,414,961  36,935,426       0.2%
    Light SA                                                                      900,896   4,953,235       0.0%
    Linx SA                                                                       282,519   1,681,661       0.0%
    Localiza Rent a Car SA                                                      1,394,648  17,315,132       0.1%
*   Log-in Logistica Intermodal SA                                                 33,276      36,591       0.0%
    Lojas Americanas SA                                                         1,201,664   5,895,383       0.0%
    Lojas Renner SA                                                             4,484,089  37,929,324       0.2%
*   LPS Brasil Consultoria de Imoveis SA                                          401,180     496,448       0.0%
    M Dias Branco SA                                                              267,585  11,426,852       0.1%
*   Magazine Luiza SA                                                              47,800   1,384,583       0.0%
*   Magnesita Refratarios SA                                                      267,410   1,898,346       0.0%
    Mahle-Metal Leve SA                                                           553,100   3,834,619       0.0%
*   Marfrig Global Foods SA                                                     4,099,073   7,306,932       0.0%
*   Marisa Lojas SA                                                               306,821     744,944       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                                  715,063   1,117,846       0.0%
*   Minerva SA                                                                  1,382,685   4,379,369       0.0%
    MRV Engenharia e Participacoes SA                                           3,675,455  14,232,025       0.1%
    Multiplan Empreendimentos Imobiliarios SA                                     363,316   7,301,604       0.0%
    Multiplus SA                                                                  550,448   7,463,468       0.0%
    Natura Cosmeticos SA                                                        1,204,000  11,564,737       0.1%
    Odontoprev SA                                                               2,329,620   8,757,970       0.0%
    Paranapanema SA                                                             1,714,131     923,655       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                   PERCENTAGE
                                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                                       ---------- -------------- ---------------
BRAZIL -- (Continued)
*   PDG Realty SA Empreendimentos e Participacoes                                         137,700 $      125,103       0.0%
*   Petroleo Brasileiro SA                                                              5,190,673     30,311,449       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                                                3,804,709     44,400,954       0.2%
    Porto Seguro SA                                                                     1,013,053      9,606,865       0.1%
    Portobello SA                                                                         171,700        137,166       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA                                    15,800         51,974       0.0%
*   Prumo Logistica SA                                                                     30,054         68,733       0.0%
    QGEP Participacoes SA                                                                 990,900      1,713,586       0.0%
    Qualicorp SA                                                                        2,487,865     16,009,006       0.1%
    Raia Drogasil SA                                                                    1,355,925     30,100,515       0.2%
*   Restoque Comercio e Confeccoes de Roupas SA                                           672,323        819,341       0.0%
    Rodobens Negocios Imobiliarios SA                                                     142,921        232,829       0.0%
*   Rumo Logistica Operadora Multimodal SA                                              3,878,331      8,675,214       0.0%
    Santos Brasil Participacoes SA                                                      2,093,225      1,980,432       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                                          10,300         96,966       0.0%
    Sao Martinho SA                                                                       551,287     10,979,109       0.1%
    Ser Educacional SA                                                                    181,996      1,178,527       0.0%
    SLC Agricola SA                                                                       671,824      3,327,549       0.0%
    Smiles SA                                                                             506,005      9,235,542       0.1%
    Sonae Sierra Brasil SA                                                                197,218      1,185,656       0.0%
    Sul America SA                                                                      2,019,074     12,189,084       0.1%
*   Technos SA                                                                            104,816        156,305       0.0%
    Tecnisa SA                                                                          1,584,272      1,225,925       0.0%
    Telefonica Brasil SA ADR                                                              478,639      6,892,401       0.0%
    Tim Participacoes SA                                                                3,155,037      8,757,402       0.0%
    Tim Participacoes SA ADR                                                              307,211      4,254,872       0.0%
    Totvs SA                                                                            1,159,769     10,522,215       0.1%
    TPI - Triunfo Participacoes e Investimentos SA                                        168,927        187,873       0.0%
    Transmissora Alianca de Energia Eletrica SA                                         1,385,156      9,004,382       0.1%
    Tupy SA                                                                                36,900        153,172       0.0%
    Ultrapar Participacoes SA                                                           2,067,950     46,859,281       0.3%
    Ultrapar Participacoes SA Sponsored ADR                                                70,325      1,589,345       0.0%
*   Usinas Siderurgicas de Minas Gerais SA                                                215,444        595,306       0.0%
    Vale SA                                                                             1,499,814     10,374,653       0.1%
    Vale SA Sponsored ADR                                                               1,912,521     13,234,645       0.1%
    Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA       747,649      7,005,696       0.0%
*   Vanguarda Agro SA                                                                       5,300         20,672       0.0%
    Via Varejo SA                                                                         198,848        570,006       0.0%
    WEG SA                                                                              2,789,246     15,379,301       0.1%
                                                                                                  --------------       ---
TOTAL BRAZIL                                                                                       1,315,185,728       7.0%
                                                                                                  --------------       ---
CHILE -- (1.4%)
    AES Gener SA                                                                       11,099,421      3,779,186       0.0%
    Aguas Andinas SA Class A                                                           17,063,318     11,255,538       0.1%
    Banco de Chile                                                                     36,500,983      4,356,152       0.0%
    Banco de Chile ADR                                                                     98,905      7,168,634       0.0%
    Banco de Credito e Inversiones                                                        202,543     10,341,976       0.1%
    Banco Santander Chile                                                               3,147,355        176,234       0.0%
    Banco Santander Chile ADR                                                             657,802     15,030,775       0.1%
    Banmedica SA                                                                          672,578      1,412,811       0.0%
    Besalco SA                                                                          1,476,310        672,453       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
CHILE -- (Continued)
    CAP SA                                                                          601,682 $ 4,221,379       0.0%
    Cementos BIO BIO SA                                                             180,149     172,771       0.0%
    Cencosud SA                                                                   4,076,407  13,290,726       0.1%
    Cencosud SA ADR                                                                   6,235      61,664       0.0%
    Cia Cervecerias Unidas SA                                                       337,064   3,620,040       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                                         195,793   4,209,549       0.0%
*   Cia Sud Americana de Vapores SA                                              29,249,925     599,431       0.0%
    Clinica LAS Condes SA                                                               309      19,215       0.0%
    Colbun SA                                                                    34,960,428   7,654,270       0.0%
    Cristalerias de Chile SA                                                         59,157     602,177       0.0%
    Embotelladora Andina SA Class A ADR                                               2,422      54,374       0.0%
    Embotelladora Andina SA Class B ADR                                              67,366   1,622,173       0.0%
    Empresa Nacional de Electricidad SA                                           4,972,821   3,416,387       0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR                               215,016   4,463,732       0.0%
*   Empresa Nacional de Telecomunicaciones SA                                     1,213,704  13,018,545       0.1%
*   Empresas AquaChile SA                                                           433,769     219,553       0.0%
    Empresas CMPC SA                                                              5,549,548  12,017,725       0.1%
    Empresas COPEC SA                                                             1,239,727  12,508,280       0.1%
    Empresas Hites SA                                                             1,095,681     841,788       0.0%
*   Empresas La Polar SA                                                          5,041,055     224,942       0.0%
    Endesa Americas SA ADR                                                          208,216   2,992,064       0.0%
    Enersis Americas SA                                                          15,150,378   2,556,640       0.0%
    Enersis Americas SA Sponsored ADR                                             2,026,836  17,572,668       0.1%
    Enersis Chile SA(BYMLZD6)                                                    15,150,378   1,531,058       0.0%
    Enersis Chile SA(29278D105)                                                   2,026,836  10,073,375       0.1%
    Engie Energia Chile SA                                                        3,871,797   6,871,258       0.0%
    Enjoy SA                                                                        407,211      46,142       0.0%
    Forus SA                                                                        571,195   2,047,956       0.0%
    Grupo Security SA                                                               791,171     277,559       0.0%
    Inversiones Aguas Metropolitanas SA                                           4,206,095   7,658,155       0.1%
    Inversiones La Construccion SA                                                  102,987   1,260,273       0.0%
    Itau CorpBanca(BYT25P4)                                                     965,806,235   8,749,290       0.1%
#   Itau CorpBanca(45033E105)                                                        72,474     978,399       0.0%
*   Latam Airlines Group SA                                                         121,449   1,169,416       0.0%
#*  Latam Airlines Group SA Sponsored ADR                                         1,591,949  15,266,791       0.1%
    Masisa SA                                                                    11,870,070     873,003       0.0%
    Molibdenos y Metales SA                                                          84,984     547,755       0.0%
*   Multiexport Foods SA                                                          2,734,356     824,279       0.0%
    Parque Arauco SA                                                              4,586,184  11,373,042       0.1%
    PAZ Corp. SA                                                                  1,360,626   1,108,886       0.0%
    Ripley Corp. SA                                                               6,678,497   4,176,393       0.0%
    SACI Falabella                                                                1,564,009  12,273,067       0.1%
    Salfacorp SA                                                                    700,763     569,478       0.0%
    Sigdo Koppers SA                                                              1,756,594   2,420,072       0.0%
    Sociedad Matriz SAAM SA                                                      16,442,528   1,399,291       0.0%
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR                             418,286  12,239,048       0.1%
    Socovesa SA                                                                   1,364,609     434,838       0.0%
    Sonda SA                                                                      2,832,816   5,859,111       0.0%
*   Tech Pack SA                                                                    201,054     107,599       0.0%
    Vina Concha y Toro SA                                                         2,576,747   4,492,439       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
CHILE -- (Continued)
    Vina Concha y Toro SA Sponsored ADR                                              27,985 $    987,311       0.0%
                                                                                            ------------       ---
TOTAL CHILE                                                                                  275,769,136       1.5%
                                                                                            ------------       ---
CHINA -- (14.1%)
    361 Degrees International, Ltd.                                               4,557,000    1,710,826       0.0%
*   500.com, Ltd. Class A ADR                                                         3,895       65,981       0.0%
#   AAC Technologies Holdings, Inc.                                               1,742,500   16,602,449       0.1%
    Agile Group Holdings, Ltd.                                                   11,818,465    6,551,349       0.0%
    Agricultural Bank of China, Ltd. Class H                                     45,690,460   19,220,646       0.1%
    Air China, Ltd. Class H                                                       6,892,000    4,528,269       0.0%
    Ajisen China Holdings, Ltd.                                                   2,284,000    1,024,306       0.0%
*   Alibaba Group Holding, Ltd. Sponsored ADR                                       496,150   50,453,493       0.3%
*   Alibaba Health Information Technology, Ltd.                                   3,876,000    2,025,195       0.0%
#*  Alibaba Pictures Group, Ltd.                                                 15,600,000    3,070,767       0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                               229,002    2,157,199       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                                         5,906,000    2,193,620       0.0%
    AMVIG Holdings, Ltd.                                                          1,688,000      567,624       0.0%
#*  Angang Steel Co., Ltd. Class H                                                5,323,160    2,725,827       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                                          2,872,500    7,939,350       0.1%
    Anhui Expressway Co., Ltd. Class H                                            2,256,000    1,817,605       0.0%
    Anhui Tianda Oil Pipe Co., Ltd. Class H                                         589,130      126,089       0.0%
#   Anta Sports Products, Ltd.                                                    3,859,000   11,128,675       0.1%
#*  Anton Oilfield Services Group                                                 8,246,000    1,100,062       0.0%
#*  Anxin-China Holdings, Ltd.                                                   13,373,000      124,495       0.0%
    Asia Cement China Holdings Corp.                                              2,581,500      641,518       0.0%
#*  Asian Citrus Holdings, Ltd.                                                   3,478,000      269,072       0.0%
    Ausnutria Dairy Corp., Ltd.                                                      67,000       25,046       0.0%
*   AVIC International Holding HK, Ltd.                                           5,380,000      345,514       0.0%
    AVIC International Holdings, Ltd. Class H                                     1,016,000      572,393       0.0%
#   AviChina Industry & Technology Co., Ltd. Class H                              8,326,212    5,650,411       0.0%
    BAIC Motor Corp., Ltd. Class H                                                  555,000      582,015       0.0%
*   Baidu, Inc. Sponsored ADR                                                        55,548    9,824,219       0.1%
    Bank of China, Ltd. Class H                                                 150,583,702   67,479,412       0.4%
    Bank of Chongqing Co., Ltd. Class H                                           1,434,000    1,149,059       0.0%
    Bank of Communications Co., Ltd. Class H                                     14,957,618   11,368,887       0.1%
#*  Baoxin Auto Group, Ltd.                                                       1,003,864      326,922       0.0%
    Baoye Group Co., Ltd. Class H                                                 1,544,440    1,193,866       0.0%
    BBMG Corp. Class H                                                            9,647,404    3,521,213       0.0%
    Beijing Capital International Airport Co., Ltd. Class H                       8,108,000    8,485,638       0.1%
    Beijing Capital Land, Ltd. Class H                                            8,202,000    3,156,589       0.0%
#*  Beijing Development HK, Ltd.                                                    437,000       83,609       0.0%
    Beijing Enterprises Holdings, Ltd.                                            1,610,028    8,046,648       0.1%
*   Beijing Enterprises Medical & Health Group, Ltd.                                360,000       20,843       0.0%
#   Beijing Enterprises Water Group, Ltd.                                         6,160,469    4,456,163       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                               8,558,000    2,595,608       0.0%
    Beijing North Star Co., Ltd. Class H                                          3,342,000    1,123,502       0.0%
#*  Beijing Properties Holdings, Ltd.                                             2,694,967      131,734       0.0%
    Beijing Urban Construction Design & Development Group Co., Ltd. Class H         517,000      356,405       0.0%
    Belle International Holdings, Ltd.                                           22,442,114   13,552,389       0.1%
    Best Pacific International Holdings, Ltd.                                       300,000      247,748       0.0%
    Besunyen Holdings Co., Ltd.                                                     230,000       16,581       0.0%
#*  Biostime International Holdings, Ltd.                                         1,107,500    2,717,158       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                    PERCENTAGE
                                                                                           SHARES      VALUE++    OF NET ASSETS**
                                                                                         ----------- ------------ ---------------
CHINA -- (Continued)
#   Bloomage Biotechnology Corp., Ltd.                                                       687,500 $  1,149,441       0.0%
#   Boer Power Holdings, Ltd.                                                              1,614,000      646,792       0.0%
#*  Bolina Holding Co., Ltd.                                                               1,572,000       97,253       0.0%
    Bosideng International Holdings, Ltd.                                                 17,808,157    1,604,620       0.0%
#*  Boyaa Interactive International, Ltd.                                                  1,082,000      629,986       0.0%
#   Brilliance China Automotive Holdings, Ltd.                                             5,142,000    6,116,444       0.0%
    Brilliant Circle Holdings International, Ltd.                                             60,000        9,267       0.0%
#   Broad Greenstate International Co., Ltd.                                               1,580,000      258,407       0.0%
#*  Byd Co., Ltd. Class H                                                                  1,320,300    8,691,993       0.1%
    BYD Electronic International Co., Ltd.                                                 6,280,222    4,941,186       0.0%
    C C Land Holdings, Ltd.                                                                8,200,354    2,177,873       0.0%
#*  C.banner International Holdings, Ltd.                                                    848,000      233,615       0.0%
    Cabbeen Fashion, Ltd.                                                                    642,000      167,914       0.0%
    Canvest Environmental Protection Group Co., Ltd.                                         384,000      173,045       0.0%
#*  Capital Environment Holdings, Ltd.                                                     1,642,000       56,987       0.0%
#*  CAR, Inc.                                                                              1,618,000    1,641,270       0.0%
    Carrianna Group Holdings Co., Ltd.                                                     1,640,877      154,538       0.0%
    CECEP COSTIN New Materials Group, Ltd.                                                 2,583,000      199,831       0.0%
    Central China Real Estate, Ltd.                                                        3,874,074      845,892       0.0%
#   Central China Securities Co., Ltd. Class H                                             2,990,000    1,538,699       0.0%
    Century Sunshine Group Holdings, Ltd.                                                 12,975,000      451,185       0.0%
*   CGN Meiya Power Holdings Co., Ltd.                                                     1,392,000      201,965       0.0%
#   CGN Power Co., Ltd. Class H                                                           14,664,000    4,281,148       0.0%
    Changshouhua Food Co., Ltd.                                                            1,543,000      794,857       0.0%
    Chaowei Power Holdings, Ltd.                                                           2,625,000    2,340,193       0.0%
*   Cheetah Mobile, Inc. ADR                                                                  11,671      124,880       0.0%
*   Chigo Holding, Ltd.                                                                   22,124,000      313,220       0.0%
#   China Aerospace International Holdings, Ltd.                                          14,598,600    1,877,066       0.0%
*   China Agri-Industries Holdings, Ltd.                                                  15,350,800    5,999,071       0.0%
#   China Aircraft Leasing Group Holdings, Ltd.                                              683,500      812,719       0.0%
#   China All Access Holdings, Ltd.                                                        3,528,000    1,126,938       0.0%
*   China Animal Healthcare, Ltd.                                                          1,485,000      186,689       0.0%
    China Animation Characters Co., Ltd.                                                     108,000       42,891       0.0%
#   China Aoyuan Property Group, Ltd.                                                      7,528,000    1,770,557       0.0%
    China BlueChemical, Ltd. Class H                                                      11,759,122    2,273,061       0.0%
    China Cinda Asset Management Co., Ltd. Class H                                        25,440,000    9,139,388       0.1%
    China CITIC Bank Corp., Ltd. Class H                                                  20,182,607   13,016,385       0.1%
*   China City Railway Transportation Technology Holdings Co., Ltd.                        1,168,000      240,262       0.0%
#*  China Coal Energy Co., Ltd. Class H                                                   10,411,168    5,894,056       0.0%
    China Communications Construction Co., Ltd. Class H                                    8,450,387    9,278,970       0.1%
    China Communications Services Corp., Ltd. Class H                                     13,795,327    8,185,419       0.1%
    China Conch Venture Holdings, Ltd.                                                     1,291,000    2,410,044       0.0%
    China Construction Bank Corp. Class H                                                236,178,302  172,468,432       0.9%
#*  China COSCO Holdings Co., Ltd. Class H                                                11,449,000    3,944,978       0.0%
*   China Datang Corp. Renewable Power Co., Ltd. Class H                                  11,482,000    1,048,735       0.0%
#   China Dongxiang Group Co., Ltd.                                                       18,412,888    3,603,718       0.0%
*   China Dredging Environment Protection Holdings, Ltd.                                   2,420,000      132,206       0.0%
#*  China Dynamics Holdings, Ltd.                                                          6,100,000      224,234       0.0%
#   China Eastern Airlines Corp., Ltd. Class H                                             6,060,000    2,720,814       0.0%
#   China Electronics Corp. Holdings Co., Ltd.                                             2,226,000      535,534       0.0%
#*  China Energine International Holdings, Ltd.                                            2,088,000      161,049       0.0%
*   China Environmental Technology and Bioenergy Holdings, Ltd.                            9,840,000      169,788       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
CHINA -- (Continued)
    China Everbright Bank Co., Ltd. Class H                                      6,378,000 $  2,907,893       0.0%
#   China Everbright International, Ltd.                                         8,479,000   10,136,060       0.1%
    China Everbright, Ltd.                                                       4,266,896    8,344,160       0.1%
#   China Evergrande Group                                                      29,448,000   19,383,706       0.1%
#*  China Fiber Optic Network System Group, Ltd.                                 4,584,800      413,815       0.0%
    China Financial Services Holdings, Ltd.                                        718,000       60,132       0.0%
*   China First Capital Group, Ltd.                                                686,000      869,709       0.0%
#   China Foods, Ltd.                                                            3,778,000    1,669,763       0.0%
    China Galaxy Securities Co., Ltd. Class H                                   14,623,000   13,882,787       0.1%
#   China Gas Holdings, Ltd.                                                     5,562,000    8,466,077       0.1%
*   China Glass Holdings, Ltd.                                                   4,226,000      489,518       0.0%
#*  China Hanking Holdings, Ltd.                                                 2,335,000      298,053       0.0%
    China Harmony New Energy Auto Holding, Ltd.                                  3,912,500    1,808,001       0.0%
#*  China High Precision Automation Group, Ltd.                                  1,360,000       40,113       0.0%
    China High Speed Transmission Equipment Group Co., Ltd.                      6,895,007    7,128,917       0.1%
#   China Hongqiao Group, Ltd.                                                   7,359,500    6,576,371       0.0%
#   China Huishan Dairy Holdings Co., Ltd.                                       5,223,000    1,938,682       0.0%
*   China Huiyuan Juice Group, Ltd.                                              4,494,500    1,660,605       0.0%
#   China International Marine Containers Group Co., Ltd. Class H                  622,000      740,095       0.0%
#*  China ITS Holdings Co., Ltd.                                                 2,751,096      205,163       0.0%
#   China Jinmao Holdings Group, Ltd.                                           22,036,976    6,076,418       0.0%
    China Lesso Group Holdings, Ltd.                                             6,283,000    4,599,445       0.0%
#   China Life Insurance Co., Ltd. ADR                                             881,250   10,883,437       0.1%
    China Life Insurance Co., Ltd. Class H                                       1,838,000    4,550,394       0.0%
    China Lilang, Ltd.                                                           2,667,000    1,502,492       0.0%
*   China Longevity Group Co., Ltd.                                                893,399       29,605       0.0%
    China Longyuan Power Group Corp., Ltd. Class H                              10,623,000    8,099,488       0.1%
*   China LotSynergy Holdings, Ltd.                                             13,040,000      527,986       0.0%
#*  China Lumena New Materials Corp.                                            15,666,000           --       0.0%
    China Machinery Engineering Corp. Class H                                    2,850,000    1,707,851       0.0%
#   China Maple Leaf Educational Systems, Ltd.                                   1,416,000      992,557       0.0%
#   China Medical System Holdings, Ltd.                                          4,698,800    7,337,639       0.1%
    China Mengniu Dairy Co., Ltd.                                                4,622,000    8,731,040       0.1%
    China Merchants Bank Co., Ltd. Class H                                       9,966,146   24,235,164       0.1%
#   China Merchants Land, Ltd.                                                   3,806,000      538,424       0.0%
#   China Merchants Port Holdings Co., Ltd.                                      4,458,901   11,528,146       0.1%
#*  China Metal Recycling Holdings, Ltd.                                         1,955,133           --       0.0%
    China Minsheng Banking Corp., Ltd. Class H                                  12,770,800   14,530,819       0.1%
    China Mobile, Ltd.                                                           3,748,000   42,938,557       0.2%
    China Mobile, Ltd. Sponsored ADR                                             1,846,091  106,021,006       0.6%
#*  China Modern Dairy Holdings, Ltd.                                           11,777,000    2,561,526       0.0%
#   China Molybdenum Co., Ltd. Class H                                           6,174,000    1,369,478       0.0%
#   China National Building Material Co., Ltd. Class H                          20,330,000    9,277,134       0.1%
    China National Materials Co., Ltd. Class H                                   7,562,000    1,711,625       0.0%
#*  China New Town Development Co., Ltd.                                         5,843,677      292,654       0.0%
#   China NT Pharma Group Co., Ltd.                                              2,358,500      545,975       0.0%
#*  China Oil & Gas Group, Ltd.                                                 27,480,000    2,085,409       0.0%
#   China Oilfield Services, Ltd. Class H                                        5,890,000    5,653,082       0.0%
#*  China Overseas Grand Oceans Group, Ltd.                                      5,428,000    1,993,077       0.0%
    China Overseas Land & Investment, Ltd.                                       9,824,033   30,158,682       0.2%
#   China Overseas Property Holdings, Ltd.                                       2,971,344      602,406       0.0%
    China Pacific Insurance Group Co., Ltd. Class H                              2,807,065   10,120,564       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    China Petroleum & Chemical Corp. ADR                                           211,889 $15,344,987       0.1%
    China Petroleum & Chemical Corp. Class H                                    32,760,400  23,692,335       0.1%
#   China Pioneer Pharma Holdings, Ltd.                                          1,722,000     553,841       0.0%
    China Power International Development, Ltd.                                 14,944,200   5,434,378       0.0%
#   China Power New Energy Development Co., Ltd.                                 2,476,500   1,499,944       0.0%
*   China Properties Group, Ltd.                                                 2,449,000     597,759       0.0%
#   China Railway Construction Corp., Ltd. Class H                               4,902,187   6,127,843       0.0%
    China Railway Group, Ltd. Class H                                            7,087,000   5,462,979       0.0%
#*  China Rare Earth Holdings, Ltd.                                             10,336,399     744,820       0.0%
*   China Resources Beer Holdings Co., Ltd.                                      6,101,661  12,966,434       0.1%
#   China Resources Cement Holdings, Ltd.                                       12,624,946   5,097,948       0.0%
#   China Resources Gas Group, Ltd.                                              2,592,000   8,127,400       0.1%
    China Resources Land, Ltd.                                                  11,648,610  28,929,686       0.2%
    China Resources Power Holdings Co., Ltd.                                     6,500,820  11,014,732       0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.                                  624,000      80,457       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                                      3,379,000     946,650       0.0%
    China SCE Property Holdings, Ltd.                                            5,525,400   1,687,788       0.0%
#*  China Shanshui Cement Group, Ltd.                                           10,119,645   2,659,105       0.0%
#*  China Shengmu Organic Milk, Ltd.                                             2,422,000     758,871       0.0%
    China Shenhua Energy Co., Ltd. Class H                                       4,315,000   8,945,951       0.1%
    China Shineway Pharmaceutical Group, Ltd.                                    1,713,000   1,760,229       0.0%
#*  China Shipping Container Lines Co., Ltd. Class H                            15,805,300   3,314,374       0.0%
    China Shipping Development Co., Ltd. Class H                                 7,144,000   3,941,567       0.0%
#   China Silver Group, Ltd.                                                     3,102,000     609,241       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.                              3,875,159   1,845,361       0.0%
#   China South City Holdings, Ltd.                                             16,280,711   3,602,358       0.0%
#   China Southern Airlines Co., Ltd. Class H                                    7,378,000   4,140,308       0.0%
#   China Southern Airlines Co., Ltd. Sponsored ADR                                 41,944   1,178,207       0.0%
*   China Starch Holdings, Ltd.                                                  8,270,000     179,870       0.0%
#   China State Construction International Holdings, Ltd.                        4,051,520   5,910,551       0.0%
    China Suntien Green Energy Corp., Ltd. Class H                               8,964,000   1,198,176       0.0%
*   China Taifeng Beddings Holdings, Ltd.                                        1,662,000      43,395       0.0%
*   China Taiping Insurance Holdings Co., Ltd.                                   6,296,930  12,119,529       0.1%
#   China Telecom Corp., Ltd. ADR                                                  136,139   7,017,965       0.1%
    China Telecom Corp., Ltd. Class H                                            9,522,000   4,909,186       0.0%
#   China Tian Lun Gas Holdings, Ltd.                                              655,500     589,505       0.0%
#   China Travel International Investment Hong Kong, Ltd.                       15,173,892   4,372,502       0.0%
    China Unicom Hong Kong, Ltd.                                                28,462,000  33,414,756       0.2%
#   China Unicom Hong Kong, Ltd. ADR                                             1,125,159  13,186,863       0.1%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.                           3,588,000     147,468       0.0%
    China Vanke Co., Ltd. Class H                                                4,186,300  10,926,548       0.1%
    China Vast Industrial Urban Development Co., Ltd.                               42,000      17,058       0.0%
    China Water Affairs Group, Ltd.                                              5,050,000   3,657,769       0.0%
#*  China Water Industry Group, Ltd.                                             2,292,000     389,860       0.0%
    China XLX Fertiliser, Ltd.                                                      83,000      22,111       0.0%
#*  China Yurun Food Group, Ltd.                                                 8,684,000   1,384,601       0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                                 6,864,000   2,198,923       0.0%
#   China Zhongwang Holdings, Ltd.                                              10,036,379   4,633,406       0.0%
*   Chinasoft International, Ltd.                                                5,726,000   2,689,050       0.0%
*   Chinese People Holdings Co., Ltd.                                           11,215,071     197,371       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H                             7,739,962     915,741       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H                           12,952,000   7,751,295       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.                   2,446,000 $   346,633       0.0%
    CIFI Holdings Group Co., Ltd.                                                8,898,000   2,617,575       0.0%
#   CIMC Enric Holdings, Ltd.                                                    3,364,000   1,405,514       0.0%
*   CITIC Dameng Holdings, Ltd.                                                  1,382,000      75,641       0.0%
#*  CITIC Resources Holdings, Ltd.                                              14,208,000   1,773,033       0.0%
    CITIC Securities Co., Ltd. Class H                                           5,817,500  12,865,809       0.1%
    CITIC, Ltd.                                                                 13,714,567  19,680,012       0.1%
#   Citychamp Watch & Jewellery Group, Ltd.                                      9,854,000   2,714,807       0.0%
    Clear Media, Ltd.                                                              222,000     217,409       0.0%
    CNOOC, Ltd.                                                                 34,505,000  43,416,745       0.2%
    CNOOC, Ltd. Sponsored ADR                                                      252,853  31,727,994       0.2%
*   Coastal Greenland, Ltd.                                                      3,432,000     102,909       0.0%
#*  Cogobuy Group                                                                1,479,000   2,303,505       0.0%
#   Colour Life Services Group Co., Ltd.                                           331,000     239,926       0.0%
#   Comba Telecom Systems Holdings, Ltd.                                         8,580,210   1,521,330       0.0%
*   Comtec Solar Systems Group, Ltd.                                             4,506,000     211,681       0.0%
    Concord New Energy Group, Ltd.                                              27,115,909   1,357,626       0.0%
    Consun Pharmaceutical Group, Ltd.                                              939,000     546,440       0.0%
#*  Coolpad Group, Ltd.                                                         20,998,000   3,650,561       0.0%
    Cosco International Holdings, Ltd.                                           1,674,000     776,340       0.0%
#   COSCO SHIPPING Ports, Ltd.                                                   9,173,910   9,095,103       0.1%
*   Coslight Technology International Group Co., Ltd.                              526,000     378,100       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                                          1,380,000     563,539       0.0%
#   Country Garden Holdings Co., Ltd.                                           25,391,660  13,177,432       0.1%
    CP Pokphand Co., Ltd.                                                       16,741,658   2,134,640       0.0%
    CPMC Holdings, Ltd.                                                          1,825,000     953,235       0.0%
    CRRC Corp, Ltd. Class H                                                      8,613,324   7,798,773       0.1%
    CSPC Pharmaceutical Group, Ltd.                                             11,196,000  11,592,510       0.1%
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H                   310,000     467,308       0.0%
#   CT Environmental Group, Ltd.                                                10,432,000   2,926,690       0.0%
*   Ctrip.com International, Ltd. ADR                                               24,800   1,094,920       0.0%
*   Da Ming International Holdings, Ltd.                                            34,000      12,464       0.0%
*   DaChan Food Asia, Ltd.                                                       1,513,087     141,889       0.0%
    Dah Chong Hong Holdings, Ltd.                                                5,364,000   2,243,431       0.0%
#   Dalian Port PDA Co., Ltd. Class H                                            8,275,399   1,489,979       0.0%
*   Daphne International Holdings, Ltd.                                          5,736,000     752,951       0.0%
#   Datang International Power Generation Co., Ltd. Class H                      9,824,000   2,646,527       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                                       1,841,491   1,099,963       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                                    1,020,000       8,628       0.0%
#   Digital China Holdings, Ltd.                                                 5,062,000   4,233,758       0.0%
#   Dongfang Electric Corp., Ltd. Class H                                        1,207,600     933,941       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                                       5,724,000   5,965,997       0.0%
#   Dongjiang Environmental Co., Ltd. Class H                                      666,395   1,010,802       0.0%
#*  Dongyue Group, Ltd.                                                          6,893,000     913,224       0.0%
    Dynagreen Environmental Protection Group Co., Ltd. Class H                   1,295,000     612,749       0.0%
#*  Dynasty Fine Wines Group, Ltd.                                               1,708,000      59,462       0.0%
    Embry Holdings, Ltd.                                                           509,000     242,695       0.0%
    ENN Energy Holdings, Ltd.                                                    2,514,000  11,819,114       0.1%
    EVA Precision Industrial Holdings, Ltd.                                      6,522,516     713,521       0.0%
*   EverChina International Holdings Co., Ltd.                                  18,242,500     949,382       0.0%
*   Evergreen International Holdings, Ltd.                                       1,091,000     127,866       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                                      4,802,079     160,705       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
    Fantasia Holdings Group Co., Ltd.                                           11,945,519 $ 1,550,525       0.0%
    Far East Horizon, Ltd.                                                       3,561,000   3,243,438       0.0%
    Feiyu Technology International Co., Ltd.                                       994,500     171,361       0.0%
    First Tractor Co., Ltd. Class H                                              1,060,000     591,584       0.0%
*   Forgame Holdings, Ltd.                                                          84,600      79,453       0.0%
#   Fosun International, Ltd.                                                    3,942,620   5,709,132       0.0%
#   Fu Shou Yuan International Group, Ltd.                                       1,943,000   1,138,199       0.0%
    Fufeng Group, Ltd.                                                           6,025,800   2,542,633       0.0%
#   Fuguiniao Co., Ltd. Class H                                                    782,600     391,525       0.0%
#   Fullshare Holdings, Ltd.                                                     5,035,000   2,808,031       0.0%
    Future Land Development Holdings, Ltd.                                       5,032,000     903,932       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                                   129,600     375,856       0.0%
#   GCL-Poly Energy Holdings, Ltd.                                              81,601,320  10,998,510       0.1%
    Geely Automobile Holdings, Ltd.                                             22,910,000  23,573,288       0.1%
    Gemdale Properties & Investment Corp., Ltd.                                    202,000      13,295       0.0%
    GF Securities Co., Ltd. Class H                                                500,000   1,110,869       0.0%
*   Glorious Property Holdings, Ltd.                                            14,937,712   1,789,502       0.0%
    Goldbond Group Holdings, Ltd.                                                  650,000      27,616       0.0%
#   Golden Eagle Retail Group, Ltd.                                              2,766,000   3,843,375       0.0%
#*  Golden Meditech Holdings, Ltd.                                               8,919,713   1,160,609       0.0%
    Goldlion Holdings, Ltd.                                                        852,866     339,702       0.0%
#   Goldpac Group, Ltd.                                                            836,000     247,661       0.0%
#   GOME Electrical Appliances Holding, Ltd.                                    57,358,660   7,228,032       0.1%
    Good Friend International Holdings, Inc.                                       487,333      98,203       0.0%
    Goodbaby International Holdings, Ltd.                                        3,177,000   1,530,470       0.0%
    Great Wall Motor Co., Ltd. Class H                                           9,635,750   9,403,984       0.1%
    Greatview Aseptic Packaging Co., Ltd.                                        2,986,000   1,519,772       0.0%
#*  Greenland Hong Kong Holdings, Ltd.                                           4,424,275   1,138,526       0.0%
#*  Greentown China Holdings, Ltd.                                               4,941,500   4,028,504       0.0%
    Guangdong Investment, Ltd.                                                   8,982,000  13,542,434       0.1%
*   Guangdong Land Holdings, Ltd.                                                3,131,361     657,481       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H                              464,000     270,558       0.0%
    Guangshen Railway Co., Ltd. Class H                                          3,028,000   1,671,262       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                                       68,574   1,884,414       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                                 1,910,350   2,306,962       0.0%
#*  Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H                 284,000     670,906       0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                                   5,676,332   7,999,852       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H                   3,279,000     253,039       0.0%
*   Haichang Ocean Park Holdings, Ltd.                                             724,000     153,681       0.0%
    Haier Electronics Group Co., Ltd.                                            4,562,000   7,352,721       0.1%
    Haitian International Holdings, Ltd.                                         2,093,000   4,314,520       0.0%
    Haitong Securities Co., Ltd. Class H                                         7,057,200  12,485,994       0.1%
*   Hanergy Thin Film Power Group, Ltd.                                         37,310,000     991,875       0.0%
    Harbin Bank Co., Ltd. Class H                                                   52,000      15,987       0.0%
#   Harbin Electric Co., Ltd. Class H                                            4,702,587   2,279,355       0.0%
#*  HC International, Inc.                                                         632,000     465,732       0.0%
    Henderson Investment, Ltd.                                                     377,000      31,563       0.0%
#   Hengan International Group Co., Ltd.                                         1,686,622  13,399,744       0.1%
#*  Hengdeli Holdings, Ltd.                                                     13,836,800   1,497,180       0.0%
#*  Hi Sun Technology China, Ltd.                                                2,790,000     430,612       0.0%
#*  Hidili Industry International Development, Ltd.                              1,816,000      34,257       0.0%
#   Hilong Holding, Ltd.                                                         3,251,000     775,590       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
CHINA -- (Continued)
#*  HKC Holdings, Ltd.                                                              790,088 $    339,240       0.0%
    HNA Infrastructure Co., Ltd.                                                    596,000      666,411       0.0%
*   Honghua Group, Ltd.                                                           7,346,000      746,280       0.0%
    Honworld Group, Ltd.                                                            169,000       92,163       0.0%
    Hopefluent Group Holdings, Ltd.                                                 767,973      224,297       0.0%
    Hopewell Highway Infrastructure, Ltd.                                         3,821,028    2,042,978       0.0%
#   Hopson Development Holdings, Ltd.                                             4,124,000    3,718,125       0.0%
#   HOSA International, Ltd.                                                        932,000      314,444       0.0%
#   Hua Han Health Industry Holdings, Ltd.                                       22,424,041    1,532,418       0.0%
*   Huabao International Holdings, Ltd.                                          11,388,986    4,262,572       0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                                     12,930,000    2,994,117       0.0%
#   Huadian Power International Corp., Ltd. Class H                               5,996,000    2,569,832       0.0%
    Huaneng Power International, Inc. Class H                                     4,942,000    3,037,742       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                                 105,617    2,600,291       0.0%
    Huaneng Renewables Corp., Ltd. Class H                                       23,408,000    7,843,584       0.1%
    Huatai Securities Co., Ltd. Class H                                           2,070,800    4,371,570       0.0%
#   Huishang Bank Corp., Ltd. Class H                                             1,698,000      815,445       0.0%
*   Huiyin Smart Community Co., Ltd.                                                304,000       30,898       0.0%
    Hydoo International Holding, Ltd.                                               150,000       15,005       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H                         172,209,725  103,367,047       0.6%
    Inspur International, Ltd.                                                    2,056,000      408,142       0.0%
#   Intime Retail Group Co., Ltd.                                                 4,594,000    3,597,249       0.0%
*   InvesTech Holdings, Ltd.                                                      1,160,000      240,142       0.0%
*   JD.com, Inc. ADR                                                                 45,700    1,185,915       0.0%
#   Jiangnan Group, Ltd.                                                          6,428,000    1,059,365       0.0%
    Jiangsu Expressway Co., Ltd. Class H                                          3,562,000    4,843,011       0.0%
    Jiangxi Copper Co., Ltd. Class H                                              4,831,000    5,702,905       0.0%
*   Jinchuan Group International Resources Co., Ltd.                                333,000       21,119       0.0%
#   Joy City Property, Ltd.                                                       1,170,000      165,042       0.0%
    Ju Teng International Holdings, Ltd.                                          4,946,090    1,566,935       0.0%
*   Kai Yuan Holdings, Ltd.                                                      16,790,000      190,230       0.0%
#*  Kaisa Group Holdings, Ltd.                                                    9,692,684      365,559       0.0%
#   Kangda International Environmental Co., Ltd.                                  1,860,000      437,164       0.0%
*   Kasen International Holdings, Ltd.                                            2,488,000      400,760       0.0%
#   Kingboard Chemical Holdings, Ltd.                                             4,143,666   12,248,893       0.1%
    Kingboard Laminates Holdings, Ltd.                                            5,246,984    4,701,737       0.0%
#*  Kingdee International Software Group Co., Ltd.                                8,591,600    3,489,184       0.0%
    Kingsoft Corp., Ltd.                                                            866,000    1,941,330       0.0%
#   Koradior Holdings, Ltd.                                                         482,000      609,555       0.0%
#   Kunlun Energy Co., Ltd.                                                      15,056,000   11,344,184       0.1%
    KWG Property Holding, Ltd.(B1YBF00)                                           8,701,644    5,035,011       0.0%
    KWG Property Holding, Ltd.(BP3RW40)                                             263,500      152,468       0.0%
#*  Labixiaoxin Snacks Group, Ltd.                                                2,192,000      128,323       0.0%
    Lai Fung Holdings, Ltd.                                                      26,006,548      561,148       0.0%
    Le Saunda Holdings, Ltd.                                                      1,385,800      323,083       0.0%
    Lee & Man Chemical Co., Ltd.                                                    821,339      257,218       0.0%
    Lee & Man Paper Manufacturing, Ltd.                                           6,169,200    4,635,371       0.0%
#   Lee's Pharmaceutical Holdings, Ltd.                                             286,500      248,296       0.0%
    Lenovo Group, Ltd.                                                           37,672,000   24,132,036       0.1%
    Leoch International Technology, Ltd.                                            907,000      113,126       0.0%
#*  Leyou Technologies Holdings, Ltd.                                             2,055,000      369,775       0.0%
*   Li Ning Co., Ltd.                                                             2,252,583    1,608,768       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
CHINA -- (Continued)
*   Lianhua Supermarket Holdings Co., Ltd. Class H                               2,196,200 $   889,922       0.0%
#*  Lifetech Scientific Corp.                                                    7,162,000   1,694,910       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                                      148,600     865,423       0.0%
#   Logan Property Holdings Co., Ltd.                                            3,300,000   1,323,150       0.0%
    Longfor Properties Co., Ltd.                                                 5,897,000   7,826,972       0.1%
    Lonking Holdings, Ltd.                                                      12,956,000   2,117,939       0.0%
*   Loudong General Nice Resources China Holdings, Ltd.                          4,243,309     299,566       0.0%
#   Luye Pharma Group, Ltd.                                                      2,781,500   1,869,566       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                                      8,676,000   1,976,569       0.0%
*   Maoye International Holdings, Ltd.                                           6,720,000     639,910       0.0%
    Metallurgical Corp. of China, Ltd. Class H                                  10,896,000   3,542,886       0.0%
*   Microport Scientific Corp.                                                   1,193,000     884,054       0.0%
*   MIE Holdings Corp.                                                           8,436,000     835,867       0.0%
    MIN XIN Holdings, Ltd.                                                         720,000     774,426       0.0%
#*  Mingfa Group International Co., Ltd.                                         4,986,000     911,303       0.0%
*   Mingyuan Medicare Development Co., Ltd.                                      4,480,000      24,897       0.0%
    Minmetals Land, Ltd.                                                         6,061,644     764,072       0.0%
    Minth Group, Ltd.                                                            1,989,000   7,041,714       0.1%
#*  MMG, Ltd.                                                                   10,876,000   2,859,910       0.0%
    MOBI Development Co., Ltd.                                                      34,000       5,643       0.0%
#*  Munsun Capital Group, Ltd.                                                  22,121,682     714,113       0.0%
*   National Agricultural Holdings, Ltd.                                           274,000      40,209       0.0%
    Nature Home Holding Co., Ltd.                                                  654,000      92,692       0.0%
#   NetDragon Websoft Holdings, Ltd.                                                43,956     141,863       0.0%
    NetEase, Inc. ADR                                                               77,089  19,811,102       0.1%
#   New China Life Insurance Co., Ltd. Class H                                   1,232,100   5,320,216       0.0%
*   New Oriental Education & Technology Group, Inc. Sponsored ADR                   17,800     892,314       0.0%
    New World Department Store China, Ltd.                                       2,684,538     397,940       0.0%
    Nexteer Automotive Group, Ltd.                                               2,219,000   2,926,401       0.0%
    Nine Dragons Paper Holdings, Ltd.                                           10,435,000   8,483,789       0.1%
*   Noah Holdings, Ltd. ADR                                                          1,300      30,628       0.0%
#*  North Mining Shares Co., Ltd.                                               25,510,000     460,437       0.0%
    NVC Lighting Holdings, Ltd.                                                  6,993,000     963,227       0.0%
*   O-Net Technologies Group, Ltd.                                               1,672,000     914,456       0.0%
    Optics Valley Union Holding Co, Ltd.                                         3,528,000     376,640       0.0%
*   Ourgame International Holdings, Ltd.                                            75,000      36,629       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                                      357,817     130,928       0.0%
#   Pacific Online, Ltd.                                                         2,141,195     531,957       0.0%
#   Parkson Retail Group, Ltd.                                                   7,892,500     782,261       0.0%
#   PAX Global Technology, Ltd.                                                  2,895,000   1,818,699       0.0%
    Peak Sport Products Co., Ltd.                                                4,599,000   1,531,325       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H                   25,935,000  10,304,781       0.1%
#   PetroChina Co., Ltd. ADR                                                       217,878  14,756,877       0.1%
    PetroChina Co., Ltd. Class H                                                18,394,000  12,585,819       0.1%
#   Phoenix Healthcare Group Co., Ltd.                                           1,068,500   1,697,941       0.0%
#   Phoenix Satellite Television Holdings, Ltd.                                  4,782,000     967,122       0.0%
    PICC Property & Casualty Co., Ltd. Class H                                  16,048,932  25,904,616       0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H                          12,889,500  67,844,082       0.4%
    Poly Culture Group Corp., Ltd. Class H                                         146,000     393,982       0.0%
#*  Poly Property Group Co., Ltd.                                               15,587,068   4,928,432       0.0%
    Pou Sheng International Holdings, Ltd.                                       7,122,609   2,235,241       0.0%
    Powerlong Real Estate Holdings, Ltd.                                         7,170,715   2,433,661       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
CHINA -- (Continued)
#*  Prosperity International Holdings HK, Ltd.                                   13,780,000 $   252,098       0.0%
*   PW Medtech Group, Ltd.                                                        3,706,000   1,158,263       0.0%
    Qingdao Port International Co., Ltd. Class H                                    807,000     493,305       0.0%
    Qingling Motors Co., Ltd. Class H                                             2,460,000     756,650       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                                              440,500     107,826       0.0%
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.                                        328,724     113,379       0.0%
*   Qunxing Paper Holdings Co., Ltd.                                                854,211      41,634       0.0%
*   Real Gold Mining, Ltd.                                                          640,000      21,703       0.0%
    Real Nutriceutical Group, Ltd.                                                7,048,000     589,589       0.0%
*   Redco Properties Group, Ltd.                                                    424,000     152,531       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                                         103,530,615   2,680,565       0.0%
#*  REXLot Holdings, Ltd.                                                        40,943,724     695,952       0.0%
    Road King Infrastructure, Ltd.                                                1,471,000   1,248,158       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.                         5,518,500     860,702       0.0%
*   Scud Group, Ltd.                                                              1,110,000      27,909       0.0%
*   Semiconductor Manufacturing International Corp.                              97,636,955  11,824,589       0.1%
*   Semiconductor Manufacturing International Corp. ADR                             173,964   1,050,743       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                                1,605,022   1,383,997       0.0%
#   Shandong Weigao Group Medical Polymer Co., Ltd. Class H                       5,340,000   3,476,587       0.0%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                                 42,000      30,667       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                                     3,662,000   1,690,805       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H                           542,500   1,665,876       0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H                         274,000     230,521       0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H                  563,000     529,911       0.0%
    Shanghai Industrial Holdings, Ltd.                                            3,254,000   9,947,999       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.                            10,451,025   2,647,638       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H               6,130,000   1,782,903       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H                            1,771,400   4,558,376       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                                    3,736,000     793,027       0.0%
*   Shanghai Zendai Property, Ltd.                                                6,120,000     120,579       0.0%
    Sheen Tai Holdings Grp Co., Ltd.                                              1,060,000     103,643       0.0%
    Shengjing Bank Co., Ltd. Class H                                                324,000     317,120       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                                         5,242,500     287,005       0.0%
    Shenguan Holdings Group, Ltd.                                                 6,774,000     549,007       0.0%
    Shenzhen Expressway Co., Ltd. Class H                                         3,666,000   3,673,815       0.0%
#   Shenzhen International Holdings, Ltd.                                         5,096,043   7,869,365       0.1%
    Shenzhen Investment, Ltd.                                                    22,971,271  10,012,311       0.1%
#   Shenzhou International Group Holdings, Ltd.                                   1,663,000  11,015,041       0.1%
    Shimao Property Holdings, Ltd.                                                8,171,183  10,899,361       0.1%
*   Shougang Concord International Enterprises Co., Ltd.                         25,922,100     830,672       0.0%
#   Shougang Fushan Resources Group, Ltd.                                        18,338,461   3,964,839       0.0%
#   Shui On Land, Ltd.                                                           26,886,276   6,649,161       0.1%
*   Shunfeng International Clean Energy, Ltd.                                     5,122,000     434,409       0.0%
#   Sichuan Expressway Co., Ltd. Class H                                          4,572,000   1,835,886       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                                   21,251,000   5,090,400       0.0%
*   Silver Grant International Industries, Ltd.                                   4,574,000     500,276       0.0%
#*  Silverman Holdings, Ltd.                                                        154,000      27,168       0.0%
*   SIM Technology Group, Ltd.                                                    5,367,000     220,745       0.0%
    Sino Biopharmaceutical, Ltd.                                                 15,669,998  10,952,621       0.1%
#*  Sino Oil And Gas Holdings, Ltd.                                              65,137,234   1,607,386       0.0%
#*  Sino-I Technology, Ltd.                                                       2,800,000      45,366       0.0%
    Sino-Ocean Land Holdings, Ltd.                                               16,498,462   6,852,433       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
CHINA -- (Continued)
#   Sinofert Holdings, Ltd.                                                     14,444,673 $  1,895,556       0.0%
*   Sinolink Worldwide Holdings, Ltd.                                            7,449,492      870,895       0.0%
#   SinoMedia Holding, Ltd.                                                      1,167,258      282,576       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                                  1,392,500    1,229,368       0.0%
#   Sinopec Kantons Holdings, Ltd.                                               3,766,000    1,765,759       0.0%
#*  Sinopec Oilfield Service Corp. Class H                                       4,658,000      965,483       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H                             4,151,000    2,115,984       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR                          30,847    1,575,639       0.0%
    Sinopharm Group Co., Ltd. Class H                                            3,094,800   15,028,347       0.1%
#   Sinosoft Technology Group, Ltd.                                              2,390,400    1,042,250       0.0%
#*  Sinotrans Shipping, Ltd.                                                     8,643,500    1,400,984       0.0%
    Sinotrans, Ltd. Class H                                                     11,734,000    5,510,275       0.0%
    Sinotruk Hong Kong, Ltd.                                                     4,606,500    2,542,933       0.0%
    Skyworth Digital Holdings, Ltd.                                             11,555,429    7,458,696       0.1%
#   SMI Holdings Group, Ltd.                                                    12,200,000    1,163,528       0.0%
    SOHO China, Ltd.                                                            13,330,339    6,873,753       0.1%
*   Sound Global, Ltd.                                                             166,000       41,500       0.0%
#*  Sparkle Roll Group, Ltd.                                                     6,264,000      547,790       0.0%
    Springland International Holdings, Ltd.                                      1,985,000      309,678       0.0%
#*  SPT Energy Group, Inc.                                                       2,996,000      276,081       0.0%
*   SRE Group, Ltd.                                                             12,397,714      363,460       0.0%
#   SSY Group, Ltd.                                                             10,470,506    3,546,490       0.0%
#   Sun Art Retail Group, Ltd.                                                   8,765,000    6,173,893       0.0%
    Sun King Power Electronics Group                                               758,000      111,192       0.0%
#   Sunac China Holdings, Ltd.                                                  13,755,000    9,387,568       0.1%
    Sunny Optical Technology Group Co., Ltd.                                     3,119,000   15,210,877       0.1%
    Sunshine 100 China Holdings, Ltd.                                               27,000       11,597       0.0%
#*  Superb Summit International Group, Ltd.                                      1,350,000       47,660       0.0%
    Symphony Holdings, Ltd.                                                      1,820,000      180,468       0.0%
    Tarena International, Inc. ADR                                                  11,545      186,452       0.0%
    TCC International Holdings, Ltd.                                             9,281,995    2,355,297       0.0%
#*  TCL Multimedia Technology Holdings, Ltd.                                     2,655,200    1,342,619       0.0%
#   Technovator International, Ltd.                                              1,428,000      588,989       0.0%
    Tencent Holdings, Ltd.                                                      10,436,500  276,591,471       1.5%
    Tenfu Cayman Holdings Co., Ltd.                                                101,000       33,051       0.0%
#   Tenwow International Holdings, Ltd.                                            662,000      207,212       0.0%
    Texhong Textile Group, Ltd.                                                  1,865,000    2,626,094       0.0%
    Tian An China Investment Co., Ltd.Tian An China Investment Co., Ltd.           896,357      477,989       0.0%
#   Tian Ge Interactive Holdings, Ltd.                                             849,000      571,347       0.0%
    Tian Shan Development Holdings, Ltd.                                         1,392,000      511,219       0.0%
#   Tiangong International Co., Ltd.                                             7,926,056    1,000,496       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd. Class H               790,000      440,882       0.0%
    Tianjin Development Holdings, Ltd.                                           2,405,800    1,151,171       0.0%
*   Tianjin Jinran Public Utilities Co., Ltd. Class H                            1,210,000      109,041       0.0%
    Tianjin Port Development Holdings, Ltd.                                     12,105,200    1,853,318       0.0%
    Tianneng Power International, Ltd.                                           3,305,952    2,984,308       0.0%
*   Tianyi Summi Holdings, Ltd.                                                  2,832,000      400,859       0.0%
#   Tibet Water Resources, Ltd.                                                  3,734,000    1,388,573       0.0%
#   Tingyi Cayman Islands Holding Corp.                                          9,954,000   10,730,444       0.1%
    Tomson Group, Ltd.                                                           1,241,121      411,038       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                                 2,487,000    4,548,510       0.0%
#   Tongda Group Holdings, Ltd.                                                 19,220,000    5,071,688       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                   PERCENTAGE
                                                                                            SHARES     VALUE++   OF NET ASSETS**
                                                                                          ---------- ----------- ---------------
CHINA -- (Continued)
    Tonly Electronics Holdings, Ltd.                                                         403,080 $   212,767       0.0%
#   Towngas China Co., Ltd.                                                                5,691,000   3,202,046       0.0%
    TPV Technology, Ltd.                                                                   4,064,578     774,828       0.0%
#   Travelsky Technology, Ltd. Class H                                                     3,361,938   7,172,914       0.1%
#   Trigiant Group, Ltd.                                                                   3,838,000     617,493       0.0%
*   Trony Solar Holdings Co., Ltd.                                                         2,133,000      32,453       0.0%
#   Truly International Holdings, Ltd.                                                     9,951,000   3,891,665       0.0%
#   Tsingtao Brewery Co., Ltd. Class H                                                       570,000   2,273,955       0.0%
#   Uni-President China Holdings, Ltd.                                                     4,065,308   2,747,319       0.0%
*   United Energy Group, Ltd.                                                             18,807,100   1,133,191       0.0%
#*  Universal Health International Group Holding, Ltd.                                     5,977,000     269,031       0.0%
    Universal Medical Financial & Technical Advisory Services Co., Ltd.                      320,000     275,667       0.0%
#*  V1 Group, Ltd.                                                                        19,024,600     942,950       0.0%
    Vinda International Holdings, Ltd.                                                        54,000     106,817       0.0%
*   Vipshop Holdings, Ltd. ADR                                                                74,746   1,021,778       0.0%
    Wanguo International Mining Group, Ltd.                                                   90,000      18,549       0.0%
#   Want Want China Holdings, Ltd.                                                        17,106,000  10,413,551       0.1%
#   Wasion Group Holdings, Ltd.                                                            2,622,000   1,540,803       0.0%
    Weichai Power Co., Ltd. Class H                                                        3,895,560   5,876,774       0.0%
    Weiqiao Textile Co. Class H                                                            3,074,500   2,049,101       0.0%
    Welling Holding, Ltd.                                                                  6,010,000   1,198,487       0.0%
#*  West China Cement, Ltd.                                                               12,256,000   1,246,915       0.0%
#   Winteam Pharmaceutical Group, Ltd.                                                     3,314,000   1,693,336       0.0%
#*  Wisdom Sports Group                                                                    1,364,000     440,209       0.0%
*   Wuzhou International Holdings, Ltd.                                                    2,492,000     257,058       0.0%
#   Xiamen International Port Co., Ltd. Class H                                            6,611,338   1,419,138       0.0%
#*  Xinchen China Power Holdings, Ltd.                                                     1,580,000     275,485       0.0%
    Xingda International Holdings, Ltd.                                                    6,583,000   2,733,738       0.0%
*   Xinhua Winshare Publishing and Media Co., Ltd. Class H                                 1,874,000   1,910,031       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H                               1,148,800   1,583,790       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H                                      3,919,000     427,699       0.0%
#   Xinyi Solar Holdings, Ltd.                                                            12,766,000   4,729,246       0.0%
*   Xiwang Special Steel Co., Ltd.                                                         1,968,000     192,764       0.0%
#   XTEP International Holdings, Ltd.                                                      3,014,000   1,334,194       0.0%
*   Yanchang Petroleum International, Ltd.                                                21,950,000     614,585       0.0%
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H                             60,000     117,016       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                                                  6,278,000   4,649,450       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                                              197,186   1,463,120       0.0%
#   Yashili International Holdings, Ltd.                                                     455,000      92,411       0.0%
    Yida China Holdings, Ltd.                                                                612,000     250,667       0.0%
    Yingde Gases Group Co., Ltd.                                                           6,436,500   2,595,125       0.0%
    Yip's Chemical Holdings, Ltd.                                                          1,318,000     534,493       0.0%
*   Youyuan International Holdings, Ltd.                                                   2,438,760     563,025       0.0%
*   Yuanda China Holdings, Ltd.                                                            4,574,000     118,365       0.0%
    Yuexiu Property Co., Ltd.                                                             46,505,784   6,813,205       0.1%
#   Yuexiu Transport Infrastructure, Ltd.                                                  3,441,415   2,356,715       0.0%
#   Yuzhou Properties Co., Ltd.                                                            8,801,800   3,266,580       0.0%
#*  Zall Group, Ltd.                                                                       4,827,000   3,292,459       0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                                              3,230,666   3,316,723       0.0%
    Zhejiang Expressway Co., Ltd. Class H                                                  5,474,000   5,730,999       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H                                  584,200     289,990       0.0%
*   Zhong An Real Estate, Ltd.                                                             4,362,444     410,309       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                   PERCENTAGE
                                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                                       ---------- -------------- ---------------
CHINA -- (Continued)
    Zhongsheng Group Holdings, Ltd.                                                     3,492,500 $    3,486,998       0.0%
    Zhuhai Holdings Investment Group, Ltd.                                                214,000         33,583       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd.                                               1,578,250      7,631,394       0.1%
    Zijin Mining Group Co., Ltd. Class H                                                9,090,000      2,888,939       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H                    5,900,400      2,147,249       0.0%
#   ZTE Corp. Class H                                                                   1,433,192      1,969,151       0.0%
                                                                                                  --------------      ----
TOTAL CHINA                                                                                        2,750,356,075      14.7%
                                                                                                  --------------      ----
COLOMBIA -- (0.4%)
    Almacenes Exito SA                                                                    946,294      4,720,801       0.0%
    Banco de Bogota SA                                                                     71,694      1,480,242       0.0%
    Bancolombia SA                                                                        781,537      6,888,010       0.1%
    Bancolombia SA Sponsored ADR                                                          412,456     15,788,816       0.1%
    Bolsa de Valores de Colombia                                                        5,607,933         33,385       0.0%
    Celsia SA ESP                                                                         428,719        578,178       0.0%
    Cementos Argos SA                                                                   1,372,590      5,432,330       0.1%
*   Cemex Latam Holdings SA                                                               964,047      3,584,581       0.0%
    Constructora Conconcreto SA                                                            19,345          6,884       0.0%
    Corp. Financiera Colombiana SA                                                        194,087      2,406,416       0.0%
*   Ecopetrol SA                                                                       12,406,908      5,405,467       0.0%
#*  Ecopetrol SA Sponsored ADR                                                            417,332      3,626,615       0.0%
    Empresa de Energia de Bogota SA ESP                                                 3,320,300      2,098,115       0.0%
    Empresa de Telecomunicaciones de Bogota                                             2,169,468        424,978       0.0%
    Grupo Argos SA                                                                         65,195        422,812       0.0%
#   Grupo Aval Acciones y Valores SA                                                      123,152      1,008,615       0.0%
    Grupo de Inversiones Suramericana SA                                                  346,037      4,463,018       0.0%
    Grupo Nutresa SA                                                                      359,789      3,013,020       0.0%
    Interconexion Electrica SA ESP                                                      1,785,542      5,932,447       0.1%
    Mineros SA                                                                             17,511         12,230       0.0%
*   Odinsa SA                                                                               5,135         15,370       0.0%
                                                                                                  --------------      ----
TOTAL COLOMBIA                                                                                        67,342,330       0.4%
                                                                                                  --------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                                              796,875     15,030,012       0.1%
*   Fortuna Entertainment Group NV                                                         61,881        228,455       0.0%
    Komercni banka A.S.                                                                   231,644      8,475,883       0.1%
    O2 Czech Republic A.S.                                                                136,424      1,251,598       0.0%
    Pegas Nonwovens SA                                                                     69,591      2,232,616       0.0%
    Philip Morris CR A.S.                                                                   3,020      1,491,784       0.0%
    Unipetrol A.S.                                                                        223,699      1,672,570       0.0%
                                                                                                  --------------      ----
TOTAL CZECH REPUBLIC                                                                                  30,382,918       0.2%
                                                                                                  --------------      ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR                                        184,566        815,782       0.0%
    Commercial International Bank Egypt SAE GDR                                         3,062,705     13,540,213       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR                                        15,197         27,955       0.0%
*   Global Telecom Holding S.A.E. GDR                                                      27,967         57,332       0.0%
*   Global Telecom Holding SAE GDR                                                      1,477,754      3,029,907       0.0%
                                                                                                  --------------      ----
TOTAL EGYPT                                                                                           17,471,189       0.1%
                                                                                                  --------------      ----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
GREECE -- (0.3%)
    Aegean Airlines SA                                                            191,529 $ 1,233,822       0.0%
*   Alpha Bank AE                                                                 187,531     320,653       0.0%
*   Astir Palace Vouliagmeni SA                                                    14,035      80,873       0.0%
    Athens Water Supply & Sewage Co. SA (The)                                      93,921     556,071       0.0%
*   Ellaktor SA                                                                   139,123     189,093       0.0%
*   Eurobank Ergasias SA                                                           23,073      13,627       0.0%
*   FF Group                                                                      156,853   3,756,567       0.0%
*   Fourlis Holdings SA                                                           155,827     665,236       0.0%
*   GEK Terna Holding Real Estate Construction SA                                 246,078     569,555       0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                                 391,706   1,934,000       0.0%
*   Hellenic Petroleum SA                                                         487,671   2,229,873       0.0%
    Hellenic Telecommunications Organization SA                                 1,054,511   9,670,137       0.1%
*   Intracom Holdings SA                                                          321,392     114,901       0.0%
*   Intralot SA-Integrated Lottery Systems & Services                             726,755     981,565       0.0%
    JUMBO SA                                                                      470,477   6,685,629       0.1%
*   Lamda Development SA                                                           40,956     221,697       0.0%
*   Marfin Investment Group Holdings SA                                         4,779,275     686,335       0.0%
    Metka Industrial - Construction SA                                            150,170   1,262,100       0.0%
    Motor Oil Hellas Corinth Refineries SA                                        275,658   3,300,726       0.0%
*   Mytilineos Holdings SA                                                        158,066     901,985       0.0%
*   National Bank of Greece SA                                                    131,932      26,983       0.0%
    OPAP SA                                                                       705,709   6,019,027       0.1%
*   Piraeus Bank SA                                                                71,099      11,758       0.0%
    Piraeus Port Authority SA                                                      17,126     236,903       0.0%
*   Public Power Corp. SA                                                         525,419   1,716,580       0.0%
    Sarantis SA                                                                     5,137      56,080       0.0%
    Terna Energy SA                                                               163,037     497,465       0.0%
    Titan Cement Co. SA                                                           246,866   5,733,936       0.0%
                                                                                          -----------       ---
TOTAL GREECE                                                                               49,673,177       0.3%
                                                                                          -----------       ---
HONG KONG -- (0.0%)
    Samson Holding, Ltd.                                                        4,377,000     383,444       0.0%
    SITC International Holdings Co., Ltd.                                       3,293,000   1,947,265       0.0%
                                                                                          -----------       ---
TOTAL HONG KONG                                                                             2,330,709       0.0%
                                                                                          -----------       ---
HUNGARY -- (0.3%)
*   CIG Pannonia Life Insurance P.L.C. Class A                                      5,747       3,792       0.0%
#*  FHB Mortgage Bank P.L.C.                                                       98,501     175,560       0.0%
    Magyar Telekom Telecommunications P.L.C.                                    3,115,644   5,151,306       0.0%
#   Magyar Telekom Telecommunications P.L.C. Sponsored ADR                         36,206     297,975       0.0%
    MOL Hungarian Oil & Gas P.L.C.                                                269,940  17,314,003       0.1%
    OTP Bank P.L.C.                                                               999,511  28,010,438       0.1%
    Richter Gedeon Nyrt                                                           554,857  11,911,188       0.1%
                                                                                          -----------       ---
TOTAL HUNGARY                                                                              62,864,262       0.3%
                                                                                          -----------       ---
INDIA -- (12.6%)
*   3M India, Ltd.                                                                  4,209     836,922       0.0%
*   8K Miles Software Services, Ltd.                                                8,400      99,764       0.0%
    Aarti Industries                                                              110,329   1,251,184       0.0%
    Aban Offshore, Ltd.                                                           294,486   1,173,792       0.0%
    ABB India, Ltd.                                                               128,920   2,123,235       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    Abbott India, Ltd.                                                                340 $    25,482       0.0%
    ACC, Ltd.                                                                     258,108   5,870,443       0.0%
    Accelya Kale Solutions, Ltd.                                                      754      16,049       0.0%
    Adani Enterprises, Ltd.                                                     2,314,529   2,323,491       0.0%
    Adani Ports & Special Economic Zone, Ltd.                                   3,972,739  18,123,058       0.1%
*   Adani Power, Ltd.                                                           8,759,683   3,582,201       0.0%
*   Adani Transmissions, Ltd.                                                   1,117,545     760,159       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                                       1,580,301   3,876,864       0.0%
    Aditya Birla Nuvo, Ltd.                                                       361,105   7,519,416       0.1%
    Aegis Logistics, Ltd.                                                         724,343   1,717,661       0.0%
    Agro Tech Foods, Ltd.                                                          33,043     240,212       0.0%
    AIA Engineering, Ltd.                                                         197,499   3,802,619       0.0%
    Ajanta Pharma, Ltd.                                                           245,450   7,544,511       0.1%
    Akzo Nobel India, Ltd.                                                         48,130   1,192,435       0.0%
    Alembic Pharmaceuticals, Ltd.                                                 455,578   4,550,862       0.0%
    Alembic, Ltd.                                                                 681,203     430,628       0.0%
*   Allahabad Bank                                                              2,104,339   2,374,612       0.0%
    Allcargo Logistics, Ltd.                                                      179,449     509,003       0.0%
*   Alok Industries, Ltd.                                                       5,137,046     265,718       0.0%
    Amara Raja Batteries, Ltd.                                                    578,898   8,928,536       0.1%
    Ambuja Cements, Ltd.                                                        2,982,437  10,705,532       0.1%
*   Amtek Auto, Ltd.                                                              876,612     574,024       0.0%
    Anant Raj, Ltd.                                                             1,229,104   1,014,527       0.0%
    Andhra Bank                                                                 2,325,563   1,966,985       0.0%
    Apar Industries, Ltd.                                                          37,161     328,780       0.0%
    Apollo Hospitals Enterprise, Ltd.                                             349,569   7,028,665       0.1%
    Apollo Tyres, Ltd.                                                          2,863,313   8,643,260       0.1%
*   Arvind Infrastructure, Ltd.                                                   167,213     239,005       0.0%
    Arvind, Ltd.                                                                2,258,927  14,079,407       0.1%
    Asahi India Glass, Ltd.                                                       172,927     500,105       0.0%
    Ashiana Housing, Ltd.                                                           5,441      12,022       0.0%
    Ashok Leyland, Ltd.                                                         7,371,294  10,091,930       0.1%
    Ashoka Buildcon, Ltd.                                                         138,692     340,040       0.0%
    Asian Paints, Ltd.                                                          1,411,925  22,750,037       0.1%
    Astral Polytechnik, Ltd.                                                       53,608     359,458       0.0%
*   AstraZeneca Pharma India, Ltd.                                                 16,722     253,334       0.0%
    Atul, Ltd.                                                                     86,208   3,011,811       0.0%
    Aurobindo Pharma, Ltd.                                                      2,135,627  26,198,112       0.2%
    Automotive Axles, Ltd.                                                          7,751      85,002       0.0%
    Axis Bank, Ltd.                                                             5,610,260  40,963,604       0.2%
    Bajaj Auto, Ltd.                                                              583,805  24,765,589       0.1%
    Bajaj Corp., Ltd.                                                             270,004   1,652,871       0.0%
    Bajaj Electricals, Ltd.                                                       276,114   1,105,239       0.0%
    Bajaj Finance, Ltd.                                                           659,730  10,671,985       0.1%
    Bajaj Finserv, Ltd.                                                           241,417  12,367,824       0.1%
*   Bajaj Hindusthan Sugar, Ltd.                                                4,469,320   1,135,193       0.0%
    Bajaj Holdings & Investment, Ltd.                                             169,630   5,635,456       0.0%
    Balkrishna Industries, Ltd.                                                   200,780   3,213,974       0.0%
    Ballarpur Industries, Ltd.                                                  2,129,154     534,157       0.0%
    Balmer Lawrie & Co., Ltd.                                                     107,170   1,260,541       0.0%
    Balrampur Chini Mills, Ltd.                                                 1,365,628   2,386,771       0.0%
*   Bank of Baroda                                                              4,726,865  11,013,106       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
*   Bank of India                                                               1,782,980 $ 3,064,026       0.0%
*   Bank Of Maharashtra                                                           665,140     310,940       0.0%
    Bannari Amman Sugars, Ltd.                                                      3,050      92,739       0.0%
    BASF India, Ltd.                                                               53,559     996,616       0.0%
    Bata India, Ltd.                                                              446,138   3,214,694       0.0%
    BEML, Ltd.                                                                    178,352   2,510,927       0.0%
    Berger Paints India, Ltd.                                                   1,723,011   6,681,140       0.1%
*   BF Utilities, Ltd.                                                             79,601     652,705       0.0%
*   BGR Energy Systems, Ltd.                                                      131,573     230,688       0.0%
    Bharat Electronics, Ltd.                                                      171,417   3,405,844       0.0%
*   Bharat Financial Inclusion, Ltd.                                              258,988   3,425,358       0.0%
    Bharat Forge, Ltd.                                                            876,065  11,575,606       0.1%
    Bharat Heavy Electricals, Ltd.                                              2,947,971   6,134,312       0.0%
    Bharat Petroleum Corp., Ltd.                                                1,774,898  17,806,765       0.1%
    Bharti Airtel, Ltd.                                                         3,414,431  16,305,620       0.1%
    Bharti Infratel, Ltd.                                                         526,679   2,737,732       0.0%
    Biocon, Ltd.                                                                  563,835   7,813,508       0.1%
    Birla Corp., Ltd.                                                              84,800   1,008,943       0.0%
    Bliss Gvs Pharma, Ltd.                                                         38,507      91,135       0.0%
    Blue Dart Express, Ltd.                                                        22,319   1,721,582       0.0%
    Blue Star, Ltd.                                                               205,449   1,742,243       0.0%
    Bodal Chemicals, Ltd.                                                          35,998      77,670       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                                     1,162,336   1,005,839       0.0%
    Bosch, Ltd.                                                                    18,587   6,109,216       0.0%
    Brigade Enterprises, Ltd.                                                     111,993     298,791       0.0%
    Britannia Industries, Ltd.                                                    124,567   6,194,560       0.1%
    Cadila Healthcare, Ltd.                                                     1,605,265  10,032,147       0.1%
    Cairn India, Ltd.                                                           2,703,196   9,114,300       0.1%
    Can Fin Homes, Ltd.                                                            31,575     884,328       0.0%
*   Canara Bank                                                                 1,205,448   5,668,256       0.0%
    Capital First, Ltd.                                                            46,534     498,393       0.0%
    Caplin Point Laboratories, Ltd.                                                35,230     207,361       0.0%
    Carborundum Universal, Ltd.                                                   159,749     680,293       0.0%
    Castrol India, Ltd.                                                           155,214   1,067,916       0.0%
    CCL Products India, Ltd.                                                      546,161   2,066,224       0.0%
    Ceat, Ltd.                                                                    330,574   6,003,282       0.0%
*   Central Bank of India                                                          32,570      45,136       0.0%
    Century Plyboards India, Ltd.                                                 722,454   2,714,958       0.0%
    Century Textiles & Industries, Ltd.                                           305,395   4,314,476       0.0%
    Cera Sanitaryware, Ltd.                                                         8,435     335,875       0.0%
    CESC, Ltd.                                                                    541,291   5,080,516       0.0%
    Chambal Fertilizers and Chemicals, Ltd.                                     1,671,712   1,608,257       0.0%
    Chennai Petroleum Corp., Ltd.                                                 523,508   2,223,226       0.0%
*   Chennai Super Kings Cricket, Ltd.                                           2,606,099      16,463       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                                109,548   1,931,810       0.0%
    Cipla, Ltd.                                                                 1,320,747  11,425,716       0.1%
    City Union Bank, Ltd.                                                       1,413,291   3,165,542       0.0%
    Clariant Chemicals India, Ltd.                                                 69,401     841,644       0.0%
    Coal India, Ltd.                                                              626,374   3,049,633       0.0%
    Colgate-Palmolive India, Ltd.                                                 527,433   7,663,751       0.1%
    Container Corp. Of India, Ltd.                                                221,956   4,563,192       0.0%
    Coromandel International, Ltd.                                                403,113   1,722,958       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
*   Corp. Bank                                                                   1,547,665 $   988,498       0.0%
    Cox & Kings, Ltd.                                                              500,545   1,701,793       0.0%
    Credit Analysis & Research, Ltd.                                                63,664   1,428,204       0.0%
    CRISIL, Ltd.                                                                    56,552   1,896,253       0.0%
*   Crompton Greaves Consumer Electricals, Ltd.                                  3,067,483   8,495,711       0.1%
*   Crompton Greaves, Ltd.                                                       3,185,746   3,663,285       0.0%
    Cummins India, Ltd.                                                            328,292   4,225,092       0.0%
    Cyient, Ltd.                                                                   178,369   1,329,393       0.0%
    Dabur India, Ltd.                                                            2,185,378   9,546,152       0.1%
    Dalmia Bharat Sugar & Industries, Ltd.                                           9,583      17,091       0.0%
    Dalmia Bharat, Ltd.                                                             88,200   2,702,187       0.0%
    DB Corp., Ltd.                                                                  63,722     370,537       0.0%
*   DB Realty, Ltd.                                                                987,944     711,566       0.0%
*   DCB Bank, Ltd.                                                               2,165,151   4,277,549       0.0%
    DCM Shriram, Ltd.                                                              213,298     831,788       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                                325,786   1,076,953       0.0%
    Deepak Nitrite, Ltd.                                                            30,584      52,876       0.0%
    Delta Corp., Ltd.                                                              831,545   2,285,465       0.0%
*   DEN Networks, Ltd.                                                             314,516     365,486       0.0%
*   Dena Bank                                                                    1,349,762     768,998       0.0%
    Dewan Housing Finance Corp., Ltd.                                            1,187,341   5,859,507       0.0%
    Dhanuka Agritech, Ltd.                                                          12,589     132,127       0.0%
*   Dish TV India, Ltd.                                                          3,941,497   5,897,287       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                                      916,129   3,393,596       0.0%
    Divi's Laboratories, Ltd.                                                      525,538  10,120,774       0.1%
    DLF, Ltd.                                                                    3,568,204   8,043,397       0.1%
    Dr Reddy's Laboratories, Ltd.                                                  315,296  15,630,442       0.1%
#   Dr Reddy's Laboratories, Ltd. ADR                                              386,789  19,064,830       0.1%
*   Dynamatic Technologies, Ltd.                                                     5,815     285,112       0.0%
    eClerx Services, Ltd.                                                          138,910   3,171,019       0.0%
    Edelweiss Financial Services, Ltd.                                           1,390,181   2,578,845       0.0%
    Eicher Motors, Ltd.                                                             43,129  15,475,591       0.1%
*   EID Parry India, Ltd.                                                          658,876   2,656,305       0.0%
    EIH, Ltd.                                                                      646,455   1,080,285       0.0%
    Electrosteel Castings, Ltd.                                                    198,773      82,096       0.0%
    Elgi Equipments, Ltd.                                                           59,140     174,168       0.0%
    Emami, Ltd.                                                                    368,644   6,613,848       0.1%
    Engineers India, Ltd.                                                          931,931   3,789,394       0.0%
    Entertainment Network India, Ltd.                                               48,701     570,923       0.0%
*   Eros International Media, Ltd.                                                 290,070     861,613       0.0%
    Escorts, Ltd.                                                                  992,509   5,591,382       0.0%
    Essel Propack, Ltd.                                                            353,392   1,280,157       0.0%
    Eveready Industries India, Ltd.                                                298,338   1,162,810       0.0%
    Exide Industries, Ltd.                                                       3,003,768   8,943,301       0.1%
    FAG Bearings India, Ltd.                                                        22,430   1,504,394       0.0%
    FDC, Ltd.                                                                      410,455   1,402,100       0.0%
    Federal Bank, Ltd.                                                          11,377,285  14,013,481       0.1%
*   Federal-Mogul Goetze India, Ltd.                                                27,695     199,742       0.0%
    FIEM Industries, Ltd.                                                            2,376      49,138       0.0%
    Finolex Cables, Ltd.                                                           565,462   3,813,765       0.0%
    Finolex Industries, Ltd.                                                       499,716   3,478,876       0.0%
*   Firstsource Solutions, Ltd.                                                  3,321,558   2,010,880       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
*   Fortis Healthcare, Ltd.                                                      1,303,367 $ 3,530,308       0.0%
*   Future Consumer Enterprise, Ltd.                                             1,135,049     389,393       0.0%
    Future Enterprises, Ltd.                                                       807,317     207,590       0.0%
*   Future Retail Ltd.                                                             807,317   2,044,085       0.0%
    Gabriel India, Ltd.                                                            833,049   1,605,806       0.0%
    GAIL India, Ltd.                                                             1,612,066  10,415,573       0.1%
    Gateway Distriparks, Ltd.                                                      630,876   2,363,460       0.0%
    Gati, Ltd.                                                                     556,816   1,190,395       0.0%
    Gayatri Projects, Ltd.                                                           1,199      12,398       0.0%
*   GE Power India, Ltd.                                                           118,622     929,294       0.0%
    GE T&D India, Ltd.                                                              49,871     254,263       0.0%
    Geometric, Ltd.                                                                167,069     582,203       0.0%
    GHCL, Ltd.                                                                     260,140   1,087,045       0.0%
    GIC Housing Finance, Ltd.                                                       40,669     208,193       0.0%
    Gillette India, Ltd.                                                            17,130   1,099,180       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                                       36,262   3,290,930       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                                           15,134     667,858       0.0%
    Glenmark Pharmaceuticals, Ltd.                                                 922,291  12,948,025       0.1%
*   Global Offshore Services, Ltd.                                                  50,102      93,846       0.0%
*   GMR Infrastructure, Ltd.                                                    16,856,611   3,475,876       0.0%
    GOCL Corp., Ltd.                                                                31,092     167,604       0.0%
    Godfrey Phillips India, Ltd.                                                   100,642   2,166,888       0.0%
    Godrej Consumer Products, Ltd.                                                 434,997  10,419,828       0.1%
    Godrej Industries, Ltd.                                                        479,014   3,136,575       0.0%
*   Godrej Properties, Ltd.                                                        482,302   2,632,958       0.0%
    Granules India, Ltd.                                                         1,145,225   2,108,418       0.0%
    Graphite India, Ltd.                                                           175,549     207,767       0.0%
    Grasim Industries, Ltd.                                                        140,035   2,029,500       0.0%
    Great Eastern Shipping Co., Ltd. (The)                                         457,913   2,571,182       0.0%
    Greaves Cotton, Ltd.                                                           761,794   1,575,383       0.0%
    Greenply Industries, Ltd.                                                       40,602     176,729       0.0%
    Grindwell Norton, Ltd.                                                          28,918     144,341       0.0%
    Gruh Finance, Ltd.                                                             414,952   2,098,050       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                                             179,292   1,105,866       0.0%
    Gujarat Fluorochemicals, Ltd.                                                  149,676   1,175,787       0.0%
    Gujarat Gas, Ltd.                                                              177,295   1,525,451       0.0%
    Gujarat Industries Power Co., Ltd.                                              88,283     129,837       0.0%
    Gujarat Mineral Development Corp., Ltd.                                        718,201   1,223,851       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                           459,405   1,942,161       0.0%
    Gujarat Pipavav Port, Ltd.                                                     979,528   2,454,022       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                                    886,282   1,292,263       0.0%
    Gujarat State Petronet, Ltd.                                                 1,596,744   3,798,017       0.0%
    Gulf Oil Lubricants India, Ltd.                                                 38,717     441,398       0.0%
*   GVK Power & Infrastructure, Ltd.                                             6,833,967     685,511       0.0%
*   Hathway Cable & Datacom, Ltd.                                                1,352,656     623,413       0.0%
    Havells India, Ltd.                                                          1,872,157  11,429,238       0.1%
*   HCL Infosystems, Ltd.                                                        1,078,773     862,635       0.0%
    HCL Technologies, Ltd.                                                       2,974,221  34,182,465       0.2%
    HDFC Bank, Ltd.                                                              2,994,559  56,121,149       0.3%
    HEG, Ltd.                                                                       56,098     146,324       0.0%
*   HeidelbergCement India, Ltd.                                                   824,038   1,790,881       0.0%
    Heritage Foods, Ltd.                                                             2,875      39,135       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    Hero MotoCorp, Ltd.                                                           439,642 $22,067,429       0.1%
    Hexaware Technologies, Ltd.                                                 1,526,511   4,681,953       0.0%
    Hikal, Ltd.                                                                    23,681      78,931       0.0%
*   Himachal Futuristic Communications, Ltd.                                    7,678,781   1,772,926       0.0%
    Himadri Speciality Chemical, Ltd.                                              48,402      34,094       0.0%
    Himatsingka Seide, Ltd.                                                       189,917     802,842       0.0%
    Hindalco Industries, Ltd.                                                   7,039,177  15,794,313       0.1%
    Hinduja Global Solutions, Ltd.                                                 12,718     108,625       0.0%
    Hinduja Ventures, Ltd.                                                         10,967      92,793       0.0%
*   Hindustan Construction Co., Ltd.                                            3,762,314   2,048,450       0.0%
    Hindustan Media Ventures, Ltd.                                                  9,004      41,251       0.0%
    Hindustan Petroleum Corp., Ltd.                                             1,678,403  11,733,050       0.1%
    Hindustan Unilever, Ltd.                                                    1,800,188  22,635,661       0.1%
    Honeywell Automation India, Ltd.                                                7,475   1,013,799       0.0%
*   Housing Development & Infrastructure, Ltd.                                  4,911,615   6,072,733       0.0%
    Housing Development Finance Corp., Ltd.                                     2,148,830  44,361,378       0.3%
    HSIL, Ltd.                                                                    210,863   1,106,532       0.0%
    HT Media, Ltd.                                                                318,195     440,686       0.0%
    Huhtamaki PPL, Ltd.                                                            28,113     121,988       0.0%
    ICICI Bank, Ltd.                                                            1,215,852   5,053,607       0.0%
    ICICI Bank, Ltd. Sponsored ADR                                              3,080,250  25,535,272       0.2%
    ICRA, Ltd.                                                                      1,187      76,308       0.0%
*   IDBI Bank, Ltd.                                                             6,401,230   7,056,197       0.1%
    Idea Cellular, Ltd.                                                         7,400,792   8,514,697       0.1%
    IDFC Bank, Ltd.                                                             1,943,833   2,321,568       0.0%
*   IDFC, Ltd.                                                                  1,943,833   2,017,019       0.0%
*   IFB Industries, Ltd.                                                            4,991      40,281       0.0%
    IFCI, Ltd.                                                                  9,941,563   3,874,750       0.0%
    Igarashi Motors India, Ltd.                                                     2,844      34,518       0.0%
    IIFL Holdings, Ltd.                                                           981,006   4,829,278       0.0%
    IL&FS Transportation Networks, Ltd.                                           604,015   1,012,415       0.0%
    India Cements, Ltd. (The)                                                   3,295,410   7,823,169       0.1%
    Indiabulls Housing Finance, Ltd.                                            1,403,019  17,810,063       0.1%
*   Indiabulls Real Estate, Ltd.                                                4,123,287   5,366,070       0.0%
    Indian Bank                                                                   757,987   2,605,608       0.0%
    Indian Hotels Co., Ltd.                                                     2,206,784   3,903,252       0.0%
    Indian Oil Corp., Ltd.                                                      3,551,474  17,206,248       0.1%
*   Indian Overseas Bank                                                        2,289,740     916,087       0.0%
    Indo Count Industries, Ltd.                                                    57,560     715,390       0.0%
    Indoco Remedies, Ltd.                                                         244,298   1,046,398       0.0%
    Indraprastha Gas, Ltd.                                                        362,549   4,635,316       0.0%
    IndusInd Bank, Ltd.                                                         1,042,480  18,689,817       0.1%
    INEOS Styrolution India, Ltd.                                                  16,430     159,019       0.0%
    Infosys, Ltd.                                                               2,997,055  44,946,786       0.3%
#   Infosys, Ltd. Sponsored ADR                                                 3,708,004  56,584,141       0.3%
    Ingersoll-Rand India, Ltd.                                                     45,100     490,809       0.0%
*   Inox Leisure, Ltd.                                                            304,457   1,137,547       0.0%
*   Inox Wind, Ltd.                                                                18,054      57,925       0.0%
*   Intellect Design Arena, Ltd.                                                  498,389   1,402,649       0.0%
*   International Paper APPM, Ltd.                                                 27,784     124,813       0.0%
*   Ipca Laboratories, Ltd.                                                       296,585   2,751,044       0.0%
    IRB Infrastructure Developers, Ltd.                                         1,411,704   4,988,769       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    ITC, Ltd.                                                                   12,536,994 $45,357,157       0.3%
*   ITD Cementation India, Ltd.                                                    188,498     419,023       0.0%
    J Kumar Infraprojects, Ltd.                                                     34,504     111,966       0.0%
    Jagran Prakashan, Ltd.                                                         577,493   1,710,961       0.0%
    Jain Irrigation Systems, Ltd.                                                4,819,362   7,728,162       0.1%
*   Jaiprakash Associates, Ltd.                                                 22,414,944   3,762,442       0.0%
*   Jaiprakash Power Ventures, Ltd.                                              4,598,378     316,745       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                                             1,923,867   1,967,790       0.0%
    Jamna Auto Industries, Ltd.                                                     23,707      81,626       0.0%
*   Jaypee Infratech, Ltd.                                                       2,201,545     305,183       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                                           252,492   1,464,344       0.0%
    JBF Industries, Ltd.                                                           241,072     878,342       0.0%
*   Jet Airways India, Ltd.                                                        175,715   1,232,573       0.0%
    Jindal Poly Films, Ltd.                                                        194,636   1,232,774       0.0%
    Jindal Saw, Ltd.                                                             1,503,306   1,447,106       0.0%
*   Jindal Stainless Hisar, Ltd.                                                   107,143     160,704       0.0%
*   Jindal Steel & Power, Ltd.                                                   4,714,810   5,330,163       0.0%
*   JITF Infralogistics, Ltd.                                                      119,448      73,401       0.0%
    JK Cement, Ltd.                                                                113,204   1,615,983       0.0%
    JK Lakshmi Cement, Ltd.                                                        414,197   3,073,625       0.0%
    JK Tyre & Industries, Ltd.                                                   1,097,569   2,336,484       0.0%
    JM Financial, Ltd.                                                           2,182,474   2,881,465       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.                           37,819     845,588       0.0%
    JSW Energy, Ltd.                                                             4,253,679   4,190,521       0.0%
*   JSW Holdings, Ltd.                                                              18,413     339,324       0.0%
    JSW Steel, Ltd.                                                                835,509  20,689,459       0.1%
    Jubilant Foodworks, Ltd.                                                       313,106   4,720,133       0.0%
    Jubilant Life Sciences, Ltd.                                                   558,672   5,758,190       0.0%
    Just Dial, Ltd.                                                                272,259   1,740,806       0.0%
    Jyothy Laboratories, Ltd.                                                      177,379     951,603       0.0%
    Kajaria Ceramics, Ltd.                                                         614,408   5,752,291       0.0%
    Kalpataru Power Transmission, Ltd.                                             413,224   1,584,167       0.0%
*   Kalyani Steels, Ltd.                                                            22,659     109,327       0.0%
    Kansai Nerolac Paints, Ltd.                                                    437,872   2,521,775       0.0%
    Karnataka Bank, Ltd. (The)                                                   1,740,461   3,188,088       0.0%
    Karur Vysya Bank, Ltd. (The)                                                   261,061   1,896,245       0.0%
    Kaveri Seed Co., Ltd.                                                          268,039   1,741,145       0.0%
*   KAYA, Ltd.                                                                       6,843      89,625       0.0%
    KCP, Ltd.                                                                       38,212      63,031       0.0%
    KEC International, Ltd.                                                        895,137   1,698,108       0.0%
*   Kesoram Industries, Ltd.                                                       454,399   1,189,403       0.0%
    Kewal Kiran Clothing, Ltd.                                                          41       1,183       0.0%
    Kirloskar Brothers, Ltd.                                                         8,396      23,664       0.0%
    Kirloskar Oil Engines, Ltd.                                                     86,601     444,324       0.0%
    Kitex Garments, Ltd.                                                            56,420     435,445       0.0%
    Kolte-Patil Developers, Ltd.                                                    94,468     183,026       0.0%
    Kotak Mahindra Bank, Ltd.                                                    2,362,177  28,954,559       0.2%
    KPIT Technologies, Ltd.                                                      1,402,239   3,009,069       0.0%
    KPR Mill, Ltd.                                                                   2,755      48,386       0.0%
    KRBL, Ltd.                                                                     424,055   1,555,359       0.0%
    KSB Pumps, Ltd.                                                                 19,160     170,203       0.0%
*   KSK Energy Ventures, Ltd.                                                       42,495      16,672       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
    Kwality, Ltd.                                                                  98,095 $   211,803       0.0%
    L&T Finance Holdings, Ltd.                                                  3,069,334   4,945,633       0.0%
    LA Opala RG, Ltd.                                                              21,445     179,649       0.0%
    Lakshmi Machine Works, Ltd.                                                    18,925   1,212,485       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                              1,038,103   2,386,619       0.0%
*   Lanco Infratech, Ltd.                                                       4,068,139     255,887       0.0%
    Larsen & Toubro, Ltd.                                                         934,677  20,644,634       0.1%
    LIC Housing Finance, Ltd.                                                   1,898,915  16,750,851       0.1%
    Lupin, Ltd.                                                                   880,222  20,042,868       0.1%
    Magma Fincorp, Ltd.                                                            94,446     168,233       0.0%
*   Mahanagar Telephone Nigam, Ltd.                                             1,446,775     430,575       0.0%
    Maharashtra Seamless, Ltd.                                                    165,323     651,300       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                                1,049,882   5,677,878       0.0%
    Mahindra & Mahindra, Ltd.                                                   1,744,018  34,331,993       0.2%
*   Mahindra CIE Automotive, Ltd.                                                 253,452     753,448       0.0%
    Mahindra Holidays & Resorts India, Ltd.                                       163,055   1,096,171       0.0%
    Mahindra Lifespace Developers, Ltd.                                            55,532     356,438       0.0%
*   Majesco, Ltd.                                                                   3,384      22,368       0.0%
    Man Infraconstruction, Ltd.                                                    57,767      45,719       0.0%
    Manappuram Finance, Ltd.                                                    2,525,448   3,884,962       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                                   1,583,644   2,184,278       0.0%
    Marico, Ltd.                                                                2,399,975   9,983,140       0.1%
    Marksans Pharma, Ltd.                                                       1,941,922   1,520,240       0.0%
    Maruti Suzuki India, Ltd.                                                     388,446  34,361,394       0.2%
    Max Financial Services, Ltd.                                                  704,869   5,924,643       0.0%
*   MAX India, Ltd.                                                               801,502   1,704,855       0.0%
*   Max Ventures & Industries, Ltd.                                               160,300     131,636       0.0%
    Mayur Uniquoters, Ltd.                                                         29,056     188,731       0.0%
    McLeod Russel India, Ltd.                                                     432,518   1,103,355       0.0%
    Meghmani Organics, Ltd.                                                        31,559      23,021       0.0%
    Mercator, Ltd.                                                                 93,594      65,988       0.0%
    Merck, Ltd.                                                                    42,191     532,474       0.0%
    Minda Industries, Ltd.                                                          3,701      21,432       0.0%
    MindTree, Ltd.                                                                939,594   6,198,897       0.1%
    Mirza International, Ltd.                                                      49,719      70,541       0.0%
    MOIL, Ltd.                                                                     76,334     375,400       0.0%
    Monsanto India, Ltd.                                                           50,185   1,764,653       0.0%
    Motherson Sumi Systems, Ltd.                                                1,984,292   9,859,254       0.1%
    Motilal Oswal Financial Services, Ltd.                                         41,559     369,921       0.0%
    Mphasis, Ltd.                                                                 366,350   2,819,041       0.0%
    MPS, Ltd.                                                                       8,599      90,159       0.0%
    MRF, Ltd.                                                                       9,945   7,121,570       0.1%
    Muthoot Finance, Ltd.                                                         237,304   1,297,297       0.0%
*   Nagarjuna Fertilizers & Chemicals, Ltd                                        245,677      44,884       0.0%
    Natco Pharma, Ltd.                                                            383,003   3,433,073       0.0%
    National Aluminium Co., Ltd.                                                3,056,365   2,504,776       0.0%
    Nava Bharat Ventures, Ltd.                                                    138,757     292,457       0.0%
    Navin Fluorine International, Ltd.                                             10,596     408,094       0.0%
    Navneet Education Ltd, Ltd.                                                   462,687     775,448       0.0%
    NCC, Ltd.                                                                   5,790,996   8,045,831       0.1%
    Nectar Lifesciences, Ltd.                                                      53,149      28,253       0.0%
    NESCO, Ltd.                                                                    32,598     961,717       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    Nestle India, Ltd.                                                              77,584 $ 8,057,844       0.1%
    NHPC, Ltd.                                                                  12,293,176   4,916,087       0.0%
    NIIT Technologies, Ltd.                                                        461,378   2,837,680       0.0%
*   NIIT, Ltd.                                                                   1,063,395   1,369,408       0.0%
    Nilkamal, Ltd.                                                                  96,406   2,401,862       0.0%
    Nitin Fire Protection Industries, Ltd.                                         546,141     285,661       0.0%
    NTPC, Ltd.                                                                   4,529,893  10,195,045       0.1%
    Oberoi Realty, Ltd.                                                            295,046   1,591,328       0.0%
    OCL India, Ltd.                                                                 31,863     450,853       0.0%
    Oil & Natural Gas Corp., Ltd.                                                2,785,424  12,041,274       0.1%
    Oil India, Ltd.                                                                714,236   4,447,842       0.0%
    Omaxe, Ltd.                                                                    861,279   2,186,370       0.0%
    OnMobile Global, Ltd.                                                          192,346     326,946       0.0%
    Oracle Financial Services Software, Ltd.                                        87,406   4,202,635       0.0%
    Orient Cement Ltd.                                                             261,273     700,637       0.0%
    Orient Paper & Industries, Ltd.                                                 19,470      25,329       0.0%
    Oriental Bank of Commerce                                                    1,043,995   2,015,055       0.0%
    Orissa Minerals Development Co., Ltd.                                            6,450     234,699       0.0%
    Page Industries, Ltd.                                                           24,721   6,094,357       0.0%
*   Parsvnath Developers, Ltd.                                                     471,869      97,136       0.0%
    PC Jeweller, Ltd.                                                              443,265   3,388,516       0.0%
    Peninsula Land, Ltd.                                                           174,638      53,900       0.0%
    Persistent Systems, Ltd.                                                       213,376   2,106,646       0.0%
    Petronet LNG, Ltd.                                                           1,473,183   8,567,980       0.1%
    Pfizer, Ltd.                                                                    57,239   1,577,728       0.0%
    Phoenix Mills, Ltd. (The)                                                      157,961     894,954       0.0%
    PI Industries, Ltd.                                                            337,629   4,376,309       0.0%
    Pidilite Industries, Ltd.                                                      720,470   7,837,675       0.1%
    Piramal Enterprises, Ltd.                                                      320,575   8,670,308       0.1%
*   Polaris Consulting & Services, Ltd.                                             34,393      82,969       0.0%
    Power Finance Corp., Ltd.                                                    3,551,087   6,644,265       0.1%
    Power Grid Corp. of India, Ltd.                                              4,315,635  11,289,092       0.1%
    Praj Industries, Ltd.                                                          919,808   1,157,485       0.0%
    Prestige Estates Projects, Ltd.                                                464,323   1,346,790       0.0%
    Pricol, Ltd.                                                                    21,453      39,648       0.0%
*   Prism Cement, Ltd.                                                             374,755     600,195       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                                    20,968   2,207,445       0.0%
    PTC India Financial Services, Ltd.                                           2,419,812   1,420,559       0.0%
    PTC India, Ltd.                                                              2,942,378   3,273,278       0.0%
*   Punj Lloyd, Ltd.                                                               116,681      39,875       0.0%
*   Punjab National Bank                                                         1,952,557   4,248,391       0.0%
    Puravankara Projects, Ltd.                                                      63,975      46,658       0.0%
    PVR, Ltd.                                                                       99,719   1,827,461       0.0%
    Radico Khaitan, Ltd.                                                           580,501   1,229,538       0.0%
    Rain Industries, Ltd.                                                        1,048,227     824,537       0.0%
    Rajesh Exports, Ltd.                                                           419,420   3,015,767       0.0%
    Rallis India, Ltd.                                                             773,911   2,612,444       0.0%
    Ramco Cements, Ltd. (The)                                                      497,952   4,729,354       0.0%
    Ramco Industries, Ltd.                                                           4,565      17,648       0.0%
*   Ramco Systems, Ltd.                                                              9,281      66,050       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                                        125,092      91,821       0.0%
    Ratnamani Metals & Tubes, Ltd.                                                   7,366      71,598       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
INDIA -- (Continued)
*   RattanIndia Power, Ltd.                                                     1,621,806 $   207,419       0.0%
    Raymond, Ltd.                                                                 325,901   3,026,981       0.0%
    Redington India, Ltd.                                                         762,488   1,203,184       0.0%
*   REI Agro, Ltd.                                                              1,671,251      16,254       0.0%
    Relaxo Footwears, Ltd.                                                         42,710     278,859       0.0%
    Reliance Capital, Ltd.                                                      1,818,487  14,069,994       0.1%
*   Reliance Communications, Ltd.                                               9,014,608   6,313,363       0.1%
*   Reliance Defence and Engineering, Ltd.                                      1,448,708   1,303,010       0.0%
    Reliance Industries, Ltd.                                                   3,320,225  52,171,656       0.3%
    Reliance Infrastructure, Ltd.                                                 913,689   7,396,536       0.1%
    Reliance Power, Ltd.                                                        7,065,927   4,967,548       0.0%
    Repco Home Finance, Ltd.                                                       89,329   1,010,530       0.0%
*   Rolta India, Ltd.                                                           1,184,330   1,123,082       0.0%
*   Ruchi Soya Industries, Ltd.                                                   695,742     241,003       0.0%
    Rural Electrification Corp., Ltd.                                           4,326,306   8,746,742       0.1%
    Sadbhav Engineering, Ltd.                                                     135,288     569,465       0.0%
    Sanghvi Movers, Ltd.                                                           44,591     185,205       0.0%
    Sanofi India, Ltd.                                                             31,220   2,028,563       0.0%
    Sharda Cropchem, Ltd.                                                          12,769      82,827       0.0%
    Shilpa Medicare, Ltd.                                                          23,670     211,402       0.0%
    Shilpi Cable Technologies, Ltd.                                                64,844     197,575       0.0%
*   Shipping Corp. of India, Ltd.                                               1,640,935   1,682,645       0.0%
    Shoppers Stop, Ltd.                                                            56,819     316,061       0.0%
    Shree Cement, Ltd.                                                             34,499   8,723,310       0.1%
    Shriram City Union Finance, Ltd.                                                5,792     225,803       0.0%
    Shriram Transport Finance Co., Ltd.                                           466,903   7,621,345       0.1%
*   Shyam Century Ferrous, Ltd.                                                    85,287       9,424       0.0%
    Siemens, Ltd.                                                                 317,168   5,647,582       0.0%
    Simplex Infrastructures, Ltd.                                                  13,219      64,551       0.0%
    Sintex Industries, Ltd.                                                     3,808,699   5,141,067       0.0%
*   SITI Cable Network, Ltd.                                                      612,433     317,196       0.0%
    SJVN, Ltd.                                                                  2,694,211   1,341,473       0.0%
    SKF India, Ltd.                                                                71,467   1,501,806       0.0%
    SML ISUZU, Ltd.                                                                57,681   1,152,161       0.0%
    Sobha, Ltd.                                                                   418,089   1,774,611       0.0%
    Solar Industries India, Ltd.                                                   54,409     550,941       0.0%
    Sona Koyo Steering Systems, Ltd.                                              194,196     199,810       0.0%
    Sonata Software, Ltd.                                                         720,171   1,693,654       0.0%
    South Indian Bank, Ltd. (The)                                               7,523,872   2,695,742       0.0%
    SREI Infrastructure Finance, Ltd.                                           1,729,503   1,920,108       0.0%
    SRF, Ltd.                                                                     263,273   7,183,316       0.1%
*   Star Ferro and Cement, Ltd.                                                    85,287     146,932       0.0%
    State Bank of Bikaner & Jaipur                                                124,889   1,301,895       0.0%
    State Bank of India                                                         3,242,310  12,495,668       0.1%
    State Bank of India GDR                                                        14,651     557,722       0.0%
    State Bank of Travancore                                                       69,819     572,455       0.0%
*   Steel Authority of India, Ltd.                                              1,395,343   1,087,455       0.0%
    Sterlite Technologies, Ltd.                                                 1,648,718   2,615,437       0.0%
    Strides Arcolab, Ltd.                                                         205,991   3,218,234       0.0%
    Sudarshan Chemical Industries, Ltd.                                            19,697     118,449       0.0%
    Sun Pharmaceutical Industries, Ltd.                                         2,757,078  30,926,339       0.2%
    Sun TV Network, Ltd.                                                        1,213,225   9,948,174       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
INDIA -- (Continued)
    Sundaram Finance, Ltd.                                                          43,529 $   908,314       0.0%
    Sundaram-Clayton, Ltd.                                                           1,880      96,237       0.0%
    Sundram Fasteners, Ltd.                                                        501,382   2,424,005       0.0%
    Sunteck Realty, Ltd.                                                            18,513      81,957       0.0%
    Suprajit Engineering, Ltd.                                                       9,412      29,904       0.0%
    Supreme Industries, Ltd.                                                       300,940   4,042,030       0.0%
    Supreme Petrochem, Ltd.                                                         88,634     306,985       0.0%
    Suven Life Sciences, Ltd.                                                       25,879      74,648       0.0%
*   Suzlon Energy, Ltd.                                                         11,567,080   2,680,300       0.0%
    Swaraj Engines, Ltd.                                                             5,248     108,218       0.0%
    Symphony, Ltd.                                                                  29,649     567,622       0.0%
*   Syndicate Bank                                                               2,489,053   2,747,631       0.0%
    TAKE Solutions, Ltd.                                                           465,802   1,138,556       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                                            184,034   1,031,981       0.0%
    Tata Chemicals, Ltd.                                                           720,776   5,853,337       0.0%
    Tata Communications, Ltd.                                                      522,204   4,943,801       0.0%
    Tata Consultancy Services, Ltd.                                              1,537,993  55,052,747       0.3%
    Tata Elxsi, Ltd.                                                               129,187   2,512,715       0.0%
    Tata Global Beverages, Ltd.                                                  3,415,341   7,124,167       0.1%
    Tata Metaliks, Ltd.                                                              7,945      46,731       0.0%
    Tata Motors, Ltd.                                                            5,134,989  40,824,850       0.2%
    Tata Motors, Ltd. Sponsored ADR                                                247,865   9,768,360       0.1%
    Tata Power Co., Ltd.                                                         7,686,521   8,982,964       0.1%
    Tata Sponge Iron, Ltd.                                                          40,502     361,988       0.0%
    Tata Steel, Ltd.                                                             2,608,242  15,815,499       0.1%
*   Tata Teleservices Maharashtra, Ltd.                                          3,418,263     368,563       0.0%
*   TCI Express, Ltd.                                                              132,361     566,808       0.0%
    TD Power Systems, Ltd.                                                          10,538      30,511       0.0%
    Tech Mahindra, Ltd.                                                          3,141,476  20,735,350       0.1%
    Techno Electric & Engineering Co., Ltd.                                         61,483     291,433       0.0%
    Texmaco Rail & Engineering, Ltd.                                               303,249     506,829       0.0%
    Thermax, Ltd.                                                                  198,974   2,546,457       0.0%
    Tide Water Oil Co India, Ltd.                                                    1,576     147,118       0.0%
    Time Technoplast, Ltd.                                                         359,198     522,097       0.0%
    Timken India, Ltd.                                                             112,624     994,103       0.0%
    Titagarh Wagons, Ltd.                                                          670,770   1,172,096       0.0%
    Titan Co., Ltd.                                                              1,215,748   6,939,893       0.1%
    Torrent Pharmaceuticals, Ltd.                                                  361,700   7,665,211       0.1%
    Torrent Power, Ltd.                                                            947,174   2,463,887       0.0%
    Transport Corp. of India, Ltd.                                                 264,721     733,950       0.0%
    Trent, Ltd.                                                                    335,830   1,026,311       0.0%
*   Triveni Engineering & Industries, Ltd.                                         456,527     416,842       0.0%
    Triveni Turbine, Ltd.                                                          567,803   1,084,259       0.0%
    TTK Prestige, Ltd.                                                              24,020   2,300,876       0.0%
    Tube Investments of India, Ltd.                                                330,819   3,212,863       0.0%
*   TV18 Broadcast, Ltd.                                                         6,858,239   4,624,388       0.0%
    TVS Motor Co., Ltd.                                                          1,897,056  11,654,127       0.1%
    TVS Srichakra, Ltd.                                                              1,201      67,189       0.0%
*   UCO Bank                                                                     2,462,825   1,293,712       0.0%
    Uflex, Ltd.                                                                    363,935   1,740,594       0.0%
    Ultratech Cement, Ltd.                                                         155,130   9,224,439       0.1%
    Unichem Laboratories, Ltd.                                                     237,767   1,029,556       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                    PERCENTAGE
                                                                                         SHARES       VALUE++     OF NET ASSETS**
                                                                                       ----------- -------------- ---------------
INDIA -- (Continued)
    Union Bank of India                                                                  2,201,125 $    4,830,182       0.0%
*   Unitech, Ltd.                                                                       24,298,289      2,230,547       0.0%
    United Breweries, Ltd.                                                                 350,857      4,590,555       0.0%
*   United Spirits, Ltd.                                                                   194,667      6,604,565       0.1%
    UPL, Ltd.                                                                            2,581,551     26,867,441       0.2%
    V-Guard Industries, Ltd.                                                               841,670      2,660,519       0.0%
    VA Tech Wabag, Ltd.                                                                    171,049      1,300,473       0.0%
    Vakrangee, Ltd.                                                                      1,391,630      5,254,283       0.0%
    Vardhman Textiles, Ltd.                                                                106,104      1,806,283       0.0%
    Vedanta, Ltd.                                                                        5,033,129     15,273,711       0.1%
    Vedanta, Ltd. ADR                                                                      402,259      4,851,244       0.0%
*   Videocon Industries, Ltd.                                                              716,939      1,117,465       0.0%
*   Vijaya Bank                                                                          2,268,765      1,489,004       0.0%
    Vinati Organics, Ltd.                                                                   45,890        405,496       0.0%
    VIP Industries, Ltd.                                                                   793,273      1,736,335       0.0%
    Voltas, Ltd.                                                                         1,071,637      6,180,793       0.1%
    VRL Logistics, Ltd.                                                                     59,481        261,857       0.0%
    VST Industries, Ltd.                                                                    17,113        604,540       0.0%
    WABCO India, Ltd.                                                                       19,224      1,657,323       0.0%
    Welspun Corp., Ltd.                                                                    898,260        968,085       0.0%
*   Welspun Enterprises, Ltd.                                                              382,512        366,181       0.0%
    Welspun India, Ltd.                                                                  2,644,910      2,315,854       0.0%
*   Whirlpool of India, Ltd.                                                                62,456      1,070,481       0.0%
    Wipro, Ltd.                                                                          2,435,843     16,979,214       0.1%
*   Wockhardt, Ltd.                                                                        257,262      3,354,653       0.0%
    Yes Bank, Ltd.                                                                       1,919,569     36,340,677       0.2%
    Zee Entertainment Enterprises, Ltd.                                                  2,866,972     22,244,407       0.1%
    Zensar Technologies, Ltd.                                                              125,258      1,738,563       0.0%
*   Zuari Agro Chemicals, Ltd.                                                              17,382         62,573       0.0%
    Zydus Wellness, Ltd.                                                                    61,228        805,094       0.0%
                                                                                                   --------------      ----
TOTAL INDIA                                                                                         2,466,810,337      13.2%
                                                                                                   --------------      ----
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT                                                       64,729,100      4,237,471       0.0%
    Adaro Energy Tbk PT                                                                134,690,000     16,351,476       0.1%
    Adhi Karya Persero Tbk PT                                                           24,390,079      4,236,057       0.0%
*   Agung Podomoro Land Tbk PT                                                          72,614,000      1,602,188       0.0%
    AKR Corporindo Tbk PT                                                                5,611,200      3,045,937       0.0%
*   Alam Sutera Realty Tbk PT                                                          167,292,000      5,743,627       0.0%
*   Aneka Tambang Persero Tbk PT                                                       111,517,619      7,653,676       0.1%
    Arwana Citramulia Tbk PT                                                            18,263,500        853,567       0.0%
    Asahimas Flat Glass Tbk PT                                                             476,500        245,651       0.0%
    Astra Agro Lestari Tbk PT                                                            4,194,422      4,900,725       0.0%
    Astra Graphia Tbk PT                                                                 2,554,000        393,820       0.0%
    Astra International Tbk PT                                                          70,413,000     44,424,093       0.3%
*   Bakrie and Brothers Tbk PT                                                         142,091,050        544,494       0.0%
*   Bakrie Sumatera Plantations Tbk PT                                                  47,660,300        182,634       0.0%
*   Bakrie Telecom Tbk PT                                                               62,111,539         47,602       0.0%
*   Bakrieland Development Tbk PT                                                       46,321,700        177,505       0.0%
    Bank Bukopin Tbk                                                                    36,055,100      1,906,229       0.0%
    Bank Central Asia Tbk PT                                                            41,064,300     48,823,200       0.3%
*   Bank CIMB Niaga Tbk PT                                                               2,846,889        208,211       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT                                                10,881,254 $ 3,218,070       0.0%
    Bank Mandiri Persero Tbk PT                                                  28,166,018  24,810,001       0.1%
    Bank Negara Indonesia Persero Tbk PT                                         31,278,730  13,353,298       0.1%
*   Bank Pan Indonesia Tbk PT                                                    31,290,600   1,917,172       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT                         42,451,400   5,172,758       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                                     7,816,500     320,379       0.0%
*   Bank Permata Tbk PT                                                           4,549,651     200,618       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                                         50,598,500  47,247,330       0.3%
    Bank Tabungan Negara Persero Tbk PT                                          63,995,735   9,360,620       0.1%
*   Bank Tabungan Pensiunan Nasional Tbk PT                                       2,253,500     495,377       0.0%
*   Bank Windu Kentjana International Tbk                                         4,495,000      60,416       0.0%
*   Barito Pacific Tbk PT                                                         6,538,800     711,630       0.0%
*   Bayan Resources Tbk PT                                                          949,000     473,773       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                                        30,307,700     723,420       0.0%
*   Benakat Integra Tbk PT                                                       23,591,300      90,422       0.0%
*   Berau Coal Energy Tbk PT                                                     25,135,500      29,618       0.0%
*   Berlian Laju Tanker Tbk PT                                                   26,853,166          --       0.0%
    BISI International Tbk PT                                                    12,624,712   1,933,013       0.0%
    Blue Bird Tbk PT                                                                290,000      62,190       0.0%
*   Bumi Resources Tbk PT                                                        73,157,800   1,199,824       0.0%
    Bumi Serpong Damai Tbk PT                                                    53,030,100   8,798,720       0.1%
*   Bumi Teknokultura Unggul Tbk PT                                               1,403,800     102,332       0.0%
    Catur Sentosa Adiprana Tbk PT                                                   823,100      31,850       0.0%
    Chandra Asri Petrochemical Tbk PT                                                25,500      34,897       0.0%
    Charoen Pokphand Indonesia Tbk PT                                            25,012,760   7,078,769       0.1%
    Ciputra Development Tbk PT                                                   71,461,800   8,647,807       0.1%
    Ciputra Property Tbk PT                                                      27,075,672   1,578,479       0.0%
    Ciputra Surya Tbk PT                                                          8,390,486   1,957,738       0.0%
*   Citra Marga Nusaphala Persada Tbk PT                                         11,260,750   1,308,895       0.0%
*   Clipan Finance Indonesia Tbk PT                                               2,919,000      55,959       0.0%
*   Darma Henwa Tbk PT                                                           37,649,900     161,588       0.0%
*   Delta Dunia Makmur Tbk PT                                                     1,362,900      49,950       0.0%
    Dharma Satya Nusantara Tbk PT                                                 3,281,500     100,108       0.0%
*   Eagle High Plantations Tbk PT                                               105,342,000   1,539,858       0.0%
    Elnusa Tbk PT                                                                57,968,200   2,007,634       0.0%
*   Energi Mega Persada Tbk PT                                                  158,679,800     608,062       0.0%
    Erajaya Swasembada Tbk PT                                                    14,986,000     751,354       0.0%
*   Eureka Prima Jakarta Tbk PT                                                   4,897,300      36,803       0.0%
    Fajar Surya Wisesa Tbk PT                                                       887,900     197,946       0.0%
*   Gajah Tunggal Tbk PT                                                         22,835,900   2,183,355       0.0%
*   Garuda Indonesia Persero Tbk PT                                              38,270,053   1,102,529       0.0%
    Global Mediacom Tbk PT                                                       54,826,400   3,567,744       0.0%
    Gudang Garam Tbk PT                                                           1,606,100   8,356,570       0.1%
*   Hanson International Tbk PT                                                 378,926,000   4,061,302       0.0%
*   Harum Energy Tbk PT                                                           9,749,300   1,484,705       0.0%
    Hexindo Adiperkasa Tbk PT                                                       615,356     158,872       0.0%
    Holcim Indonesia Tbk PT                                                      12,895,500     953,676       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                                         12,918,900   1,049,593       0.0%
*   Indika Energy Tbk PT                                                          1,622,500      81,501       0.0%
    Indo Tambangraya Megah Tbk PT                                                 3,130,300   3,435,774       0.0%
*   Indo-Rama Synthetics Tbk PT                                                      12,500         714       0.0%
    Indocement Tunggal Prakarsa Tbk PT                                            6,803,200   8,565,974       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
INDONESIA -- (Continued)
    Indofood CBP Sukses Makmur Tbk PT                                             7,757,900 $ 5,588,168       0.0%
    Indofood Sukses Makmur Tbk PT                                                29,752,100  19,344,171       0.1%
*   Indosat Tbk PT                                                                6,156,900   3,114,125       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                                  1,468,200      63,491       0.0%
*   Inovisi Infracom Tbk PT                                                       2,876,678       4,837       0.0%
    Intiland Development Tbk PT                                                  88,917,700   3,920,867       0.0%
    Japfa Comfeed Indonesia Tbk PT                                               35,452,800   5,116,516       0.0%
    Jasa Marga Persero Tbk PT                                                    13,486,400   4,678,247       0.0%
    Jaya Real Property Tbk PT                                                     1,762,500     122,033       0.0%
    Kalbe Farma Tbk PT                                                           80,662,500  10,748,323       0.1%
*   Kawasan Industri Jababeka Tbk PT                                            155,164,728   3,566,599       0.0%
*   Krakatau Steel Persero Tbk PT                                                14,246,000     720,605       0.0%
*   Kresna Graha Investama Tbk PT                                                 7,290,000     251,434       0.0%
    Link Net Tbk PT                                                               1,069,800     409,890       0.0%
*   Lippo Cikarang Tbk PT                                                         4,811,800   2,231,098       0.0%
    Lippo Karawaci Tbk PT                                                       155,357,362  10,746,512       0.1%
*   Malindo Feedmill Tbk PT                                                       7,233,600   1,005,881       0.0%
    Matahari Department Store Tbk PT                                              6,005,600   8,282,093       0.1%
    Matahari Putra Prima Tbk PT                                                  14,267,772   1,971,811       0.0%
    Mayora Indah Tbk PT                                                          44,064,925   5,129,311       0.0%
*   Medco Energi Internasional Tbk PT                                            10,782,200   1,079,918       0.0%
    Media Nusantara Citra Tbk PT                                                 33,146,893   5,331,503       0.0%
*   Mitra Adiperkasa Tbk PT                                                       6,715,000   2,830,176       0.0%
    Mitra Keluarga Karyasehat Tbk PT                                              1,123,700     239,387       0.0%
*   MNC Investama Tbk PT                                                        131,489,900   1,389,936       0.0%
*   MNC Sky Vision Tbk PT                                                         2,451,400     185,067       0.0%
*   Modernland Realty Tbk PT                                                     30,982,100     869,198       0.0%
*   Multipolar Tbk PT                                                            55,005,500   1,608,020       0.0%
*   Multistrada Arah Sarana Tbk PT                                                3,155,000      46,543       0.0%
    Nippon Indosari Corpindo Tbk PT                                               8,993,000   1,140,812       0.0%
*   Nirvana Development Tbk PT                                                   14,389,100     108,130       0.0%
*   Nusantara Infrastructure Tbk PT                                             114,688,200   1,169,340       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                              2,279,000     138,712       0.0%
    Pakuwon Jati Tbk PT                                                         187,378,700  10,338,448       0.1%
    Pan Brothers Tbk PT                                                          43,032,800   1,430,882       0.0%
*   Panin Financial Tbk PT                                                      182,474,300   2,670,884       0.0%
*   Paninvest Tbk PT                                                              5,396,500     289,475       0.0%
    Pembangunan Perumahan Persero Tbk PT                                         25,369,000   8,000,912       0.1%
    Perusahaan Gas Negara Persero Tbk                                            46,356,800   9,080,289       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                        50,639,100   5,912,697       0.0%
    Ramayana Lestari Sentosa Tbk PT                                              29,891,800   3,137,490       0.0%
    Resource Alam Indonesia Tbk PT                                                  406,800      47,631       0.0%
    Salim Ivomas Pratama Tbk PT                                                  23,956,300     917,966       0.0%
    Samindo Resources Tbk PT                                                        348,500      18,696       0.0%
    Sampoerna Agro PT                                                             5,442,659     798,553       0.0%
    Sawit Sumbermas Sarana Tbk PT                                                19,210,400   2,237,686       0.0%
*   Sekawan Intipratama Tbk PT                                                    2,876,400       2,204       0.0%
    Selamat Sempurna Tbk PT                                                       3,121,200   1,084,632       0.0%
    Semen Baturaja Persero Tbk PT                                                14,538,100   2,199,045       0.0%
    Semen Indonesia Persero Tbk PT                                               16,406,500  12,366,585       0.1%
    Sentul City Tbk PT                                                          279,727,400   1,951,688       0.0%
*   Sigmagold Inti Perkasa Tbk PT                                                14,246,500     124,471       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                                  SHARES      VALUE++    OF NET ASSETS**
                                                                                ----------- ------------ ---------------
INDONESIA -- (Continued)
*   Siloam International Hospitals Tbk PT                                           949,600 $    755,393       0.0%
    Sinar Mas Multiartha Tbk PT                                                     278,500      182,863       0.0%
    Sri Rejeki Isman Tbk PT                                                     153,300,900    2,982,326       0.0%
    Steel Pipe Industry of Indonesia PT                                             803,800       14,670       0.0%
*   Sugih Energy Tbk PT                                                          97,767,600      374,646       0.0%
    Sumber Alfaria Trijaya Tbk PT                                                   289,300       11,043       0.0%
    Summarecon Agung Tbk PT                                                      71,399,964    9,019,313       0.1%
    Surya Citra Media Tbk PT                                                     28,365,100    5,760,684       0.0%
    Surya Semesta Internusa Tbk PT                                               43,935,700    1,900,474       0.0%
*   Suryainti Permata Tbk PT                                                      3,098,000           --       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                                    7,321,400    6,680,448       0.1%
    Telekomunikasi Indonesia Persero Tbk PT                                      50,965,700   16,455,482       0.1%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR                           857,928   27,874,081       0.2%
    Tempo Scan Pacific Tbk PT                                                       782,200      128,857       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                                17,295,139    2,753,811       0.0%
    Timah Persero Tbk PT                                                         40,394,467    2,878,721       0.0%
    Tiphone Mobile Indonesia Tbk PT                                              15,566,200      828,896       0.0%
    Total Bangun Persada Tbk PT                                                  12,641,600      836,688       0.0%
    Tower Bersama Infrastructure Tbk PT                                           9,919,100    4,540,737       0.0%
    Trias Sentosa Tbk PT                                                          3,690,500       68,144       0.0%
*   Trimegah Securities Tbk PT                                                      600,700        3,083       0.0%
*   Truba Alam Manunggal Engineering PT                                          15,388,500       11,794       0.0%
    Tunas Baru Lampung Tbk PT                                                    10,355,000      888,731       0.0%
    Tunas Ridean Tbk PT                                                           8,038,500      862,245       0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                                  2,569,000      932,808       0.0%
    Unilever Indonesia Tbk PT                                                     3,458,200   11,784,753       0.1%
    United Tractors Tbk PT                                                       12,625,446   20,885,408       0.1%
*   Vale Indonesia Tbk PT                                                        26,907,150    5,610,776       0.0%
*   Visi Media Asia Tbk PT                                                       41,589,800      809,092       0.0%
    Waskita Karya Persero Tbk PT                                                 16,531,751    3,318,242       0.0%
    Wijaya Karya Beton Tbk PT                                                     4,373,500      297,859       0.0%
    Wijaya Karya Persero Tbk PT                                                  15,102,100    2,974,639       0.0%
*   XL Axiata Tbk PT                                                             18,983,800    3,200,818       0.0%
                                                                                            ------------       ---
TOTAL INDONESIA                                                                              628,399,663       3.4%
                                                                                            ------------       ---
MALAYSIA -- (3.5%)
    7-Eleven Malaysia Holdings Bhd Class B                                          750,300      311,157       0.0%
#   Aeon Co. M Bhd                                                                4,342,200    2,925,415       0.0%
#   Aeon Credit Service M Bhd                                                       162,660      571,279       0.0%
#   Affin Holdings Bhd                                                            3,897,400    2,042,763       0.0%
    AirAsia Bhd                                                                  16,760,400   11,065,496       0.1%
#*  AirAsia X Bhd                                                                15,652,700    1,566,419       0.0%
    Ajinomoto Malaysia Bhd                                                           12,800       41,464       0.0%
*   Alam Maritim Resources Bhd                                                    5,355,000      331,100       0.0%
    Alliance Financial Group Bhd                                                  6,718,800    6,391,272       0.1%
    AMMB Holdings Bhd                                                            12,776,450   12,792,278       0.1%
    Amway Malaysia Holdings Bhd                                                     109,600      214,043       0.0%
    Ann Joo Resources Bhd                                                           748,250      378,143       0.0%
    APM Automotive Holdings Bhd                                                     174,800      140,985       0.0%
    Astro Malaysia Holdings Bhd                                                   8,999,100    6,115,027       0.1%
    Axiata Group Bhd                                                             11,439,411   13,411,781       0.1%
*   Barakah Offshore Petroleum Bhd                                                  693,400      112,250       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Batu Kawan Bhd                                                                 375,450 $ 1,638,755       0.0%
    Benalec Holdings Bhd                                                         5,318,700     487,686       0.0%
    Berjaya Assets Bhd                                                             156,600      29,863       0.0%
#   Berjaya Corp. Bhd                                                           27,202,100   2,106,253       0.0%
*   Berjaya Land Bhd                                                             2,769,200     396,306       0.0%
#   Berjaya Sports Toto Bhd                                                      4,976,398   3,783,985       0.0%
    Bermaz Auto Bhd                                                              2,852,600   1,549,105       0.0%
#   BIMB Holdings Bhd                                                            3,739,999   3,923,838       0.0%
    Bina Darulaman Bhd                                                             103,800      16,322       0.0%
    Bonia Corp. Bhd                                                              4,050,400     598,694       0.0%
    Boustead Holdings Bhd                                                        4,713,431   2,460,280       0.0%
#   Boustead Plantations Bhd                                                       607,200     215,566       0.0%
    British American Tobacco Malaysia Bhd                                          525,000   6,198,611       0.1%
#*  Bumi Armada Bhd                                                             20,911,250   3,506,336       0.0%
#   Bursa Malaysia Bhd                                                           2,831,200   5,836,280       0.1%
#   Cahya Mata Sarawak Bhd                                                       4,648,700   4,255,633       0.0%
    Can-One Bhd                                                                    637,500     523,811       0.0%
#   Carlsberg Brewery Malaysia Bhd Class B                                       1,137,900   3,953,818       0.0%
*   Carotech Bhd                                                                    44,425          42       0.0%
    CB Industrial Product Holding Bhd                                            2,892,320   1,370,935       0.0%
#   CIMB Group Holdings Bhd                                                     14,769,780  17,693,749       0.1%
    Coastal Contracts Bhd                                                        1,927,077     702,402       0.0%
    CSC Steel Holdings Bhd                                                         524,000     262,194       0.0%
    Cypark Resources Bhd                                                         1,352,900     718,754       0.0%
    Daibochi Plastic & Packaging Industry Bhd                                       75,360      39,487       0.0%
    Datasonic Group Bhd                                                          4,219,500   1,437,610       0.0%
*   Daya Materials Bhd                                                          12,967,400     200,771       0.0%
#*  Dayang Enterprise Holdings Bhd                                               3,074,312     628,346       0.0%
*   Destinii Bhd                                                                   381,400      77,731       0.0%
    Dialog Group Bhd                                                            16,239,084   5,995,822       0.1%
#   DiGi.Com Bhd                                                                12,966,620  15,550,177       0.1%
    DKSH Holdings Malaysia Bhd                                                     112,700     167,594       0.0%
#   DRB-Hicom Bhd                                                               10,252,300   3,102,845       0.0%
    Dutch Lady Milk Industries Bhd                                                  67,200     940,522       0.0%
#   Eastern & Oriental Bhd                                                       8,197,421   3,067,590       0.0%
*   Eco World Development Group Bhd                                              1,432,300     463,972       0.0%
    Econpile Holldings Bhd                                                         135,200      62,159       0.0%
    Ekovest BHD                                                                    149,600      78,019       0.0%
#   Evergreen Fibreboard Bhd                                                     5,351,450   1,339,150       0.0%
#   Felda Global Ventures Holdings Bhd                                           6,175,100   2,957,138       0.0%
*   Fountain View Development Bhd                                                   31,500          --       0.0%
    Gadang Holdings Bhd                                                          1,164,600     787,440       0.0%
    Gamuda Bhd                                                                   7,835,500   9,177,575       0.1%
    Gas Malaysia Bhd                                                               216,200     132,410       0.0%
    GD Express Carrier Bhd                                                         412,856     166,224       0.0%
    Genting Bhd                                                                  8,359,400  15,621,092       0.1%
    Genting Malaysia Bhd                                                        11,588,900  13,152,158       0.1%
#   Genting Plantations Bhd                                                        945,500   2,478,418       0.0%
    George Kent Malaysia Bhd                                                       419,625     247,993       0.0%
#   Globetronics Technology Bhd                                                  1,871,020   1,627,271       0.0%
    Glomac Bhd                                                                   3,530,400     650,084       0.0%
    Goldis Bhd                                                                     478,372     297,030       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MALAYSIA -- (Continued)
    GuocoLand Malaysia Bhd                                                         844,000 $   242,998       0.0%
    Hai-O Enterprise Bhd                                                           649,700     619,400       0.0%
#   HAP Seng Consolidated Bhd                                                    6,370,940  11,836,481       0.1%
    Hap Seng Plantations Holdings Bhd                                            1,441,000     830,875       0.0%
#   Hartalega Holdings Bhd                                                       3,613,900   4,219,992       0.0%
    Heineken Malaysia Bhd                                                          713,700   2,922,049       0.0%
    HeveaBoard Bhd                                                                 815,900     262,120       0.0%
    Hiap Teck Venture Bhd                                                          444,600      36,498       0.0%
*   Hibiscus Petroleum Bhd                                                         717,900      50,299       0.0%
#   Hock Seng LEE BHD                                                            1,486,112     616,595       0.0%
    Hong Leong Bank Bhd                                                          2,572,065   8,159,884       0.1%
    Hong Leong Financial Group Bhd                                               1,418,898   5,315,568       0.0%
    Hong Leong Industries Bhd                                                      459,700   1,092,835       0.0%
    Hovid Bhd                                                                    2,361,900     213,851       0.0%
    Hua Yang Bhd                                                                 1,674,044     486,509       0.0%
#   Hume Industries Bhd                                                            436,836     332,234       0.0%
    Hup Seng Industries Bhd                                                      1,172,100     346,543       0.0%
    I-Bhd                                                                        1,185,700     176,530       0.0%
    IFCA MSC Bhd                                                                 2,507,100     256,487       0.0%
#   IHH Healthcare Bhd                                                           3,352,500   5,113,024       0.0%
    IJM Corp. Bhd                                                               21,858,526  17,200,920       0.1%
    IJM Plantations Bhd                                                          1,227,800   1,083,837       0.0%
#   Inari Amertron Bhd                                                           5,160,194   4,120,700       0.0%
    Inch Kenneth Kajang Rubber P.L.C.                                              113,000      18,643       0.0%
    Insas Bhd                                                                    5,903,702   1,026,581       0.0%
    IOI Corp. Bhd                                                               11,992,977  12,854,616       0.1%
    IOI Properties Group Bhd                                                     4,576,335   2,666,857       0.0%
*   Iris Corp. Bhd                                                               9,652,600     379,270       0.0%
#*  Iskandar Waterfront City Bhd                                                 3,729,400     807,628       0.0%
*   JAKS Resources Bhd                                                           3,650,700     905,016       0.0%
#   Jaya Tiasa Holdings Bhd                                                      1,918,939     634,787       0.0%
#   JCY International Bhd                                                        4,703,300     588,013       0.0%
*   K&N Kenanga Holdings Bhd                                                     1,779,386     205,722       0.0%
#   Karex Bhd                                                                    1,355,025     787,475       0.0%
    Keck Seng Malaysia Bhd                                                         320,700     366,874       0.0%
    Kian JOO CAN Factory Bhd                                                     1,828,780   1,225,055       0.0%
    Kim Loong Resources Bhd                                                        276,320     217,249       0.0%
    Kimlun Corp. Bhd                                                               727,622     368,943       0.0%
#*  KNM Group Bhd                                                               16,509,881   1,569,249       0.0%
#   Kossan Rubber Industries                                                     3,274,200   5,266,682       0.0%
#   KPJ Healthcare Bhd                                                           3,982,675   3,987,477       0.0%
*   Kretam Holdings Bhd                                                          4,274,500     544,777       0.0%
#   KSL Holdings Bhd                                                             6,337,811   1,675,939       0.0%
    Kuala Lumpur Kepong Bhd                                                      1,512,922   8,637,984       0.1%
#*  Kumpulan Europlus Bhd                                                        1,271,800     271,140       0.0%
    Kumpulan Fima Bhd                                                              909,400     389,960       0.0%
    Kumpulan Perangsang Selangor Bhd                                             2,772,400     877,813       0.0%
*   Kwantas Corp. Bhd                                                               23,900       8,500       0.0%
#   Lafarge Malaysia Bhd                                                         2,056,900   3,968,596       0.0%
    Land & General Bhd                                                           7,487,200     669,184       0.0%
*   Landmarks Bhd                                                                1,766,192     319,559       0.0%
#   LBS Bina Group Bhd                                                           2,871,000   1,190,871       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MALAYSIA -- (Continued)
#   Lingkaran Trans Kota Holdings Bhd                                              789,700 $ 1,109,919       0.0%
*   Lion Industries Corp. Bhd                                                      798,700      80,091       0.0%
    LPI Capital Bhd                                                                223,900     897,629       0.0%
#   Magnum Bhd                                                                   2,399,900   1,320,899       0.0%
    Mah Sing Group Bhd                                                          10,924,851   3,980,297       0.0%
    Malakoff Corp. Bhd                                                             753,200     277,864       0.0%
#   Malayan Banking Bhd                                                         17,432,008  32,821,388       0.2%
#   Malayan Flour Mills Bhd                                                      1,196,900     413,385       0.0%
#   Malaysia Airports Holdings Bhd                                               3,414,145   5,391,308       0.0%
    Malaysia Building Society Bhd                                                7,866,118   1,714,844       0.0%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd                           2,950,600     701,573       0.0%
#*  Malaysian Bulk Carriers Bhd                                                  4,070,323     731,804       0.0%
    Malaysian Pacific Industries Bhd                                               794,725   1,498,011       0.0%
#   Malaysian Resources Corp. Bhd                                               10,359,000   3,330,965       0.0%
    Malton Bhd                                                                   2,141,500     332,045       0.0%
    Matrix Concepts Holdings Bhd                                                 2,369,050   1,462,354       0.0%
#   Maxis Bhd                                                                    5,284,415   7,507,158       0.1%
#   MBM Resources Bhd                                                            1,144,310     700,446       0.0%
    Media Chinese International, Ltd.                                              905,600     147,733       0.0%
    Media Prima Bhd                                                              5,778,420   1,654,463       0.0%
    Mega First Corp. Bhd                                                           192,300     105,914       0.0%
    MISC Bhd                                                                     4,790,360   8,586,586       0.1%
    Mitrajaya Holdings Bhd                                                       2,963,600     967,154       0.0%
    MK Land Holdings Bhd                                                         5,362,200     383,803       0.0%
    MKH Bhd                                                                      1,467,467     969,317       0.0%
    MMC Corp. Bhd                                                                6,664,200   3,799,739       0.0%
*   MNRB Holdings Bhd                                                              958,900     722,196       0.0%
#*  MPHB Capital Bhd                                                               552,100     174,923       0.0%
*   Mudajaya Group Bhd                                                           2,521,733     582,321       0.0%
#   Muhibbah Engineering M Bhd                                                   3,812,000   2,087,468       0.0%
*   Mulpha International Bhd                                                    15,758,300     788,261       0.0%
#   My EG Services Bhd                                                          10,614,300   6,162,602       0.1%
*   Naim Holdings Bhd                                                            1,872,900     692,448       0.0%
    Nestle Malaysia Bhd                                                              9,900     184,902       0.0%
    NTPM Holdings Bhd                                                            1,469,000     294,049       0.0%
#   OCK Group Bhd                                                                1,251,000     242,895       0.0%
    Oldtown Bhd                                                                  2,238,525   1,045,294       0.0%
    Oriental Holdings Bhd                                                          615,140   1,022,061       0.0%
    OSK Holdings Bhd                                                             4,578,145   1,648,580       0.0%
#   Padini Holdings Bhd                                                          5,765,100   3,887,979       0.0%
    Panasonic Manufacturing Malaysia Bhd                                            76,400     673,685       0.0%
    Pantech Group Holdings Bhd                                                   1,338,167     176,894       0.0%
    Paramount Corp. Bhd                                                            965,225     330,681       0.0%
#*  Parkson Holdings Bhd                                                         5,192,635     934,304       0.0%
*   Perisai Petroleum Teknologi Bhd                                             11,203,300     106,694       0.0%
    PESTECH International Bhd                                                       39,200      15,791       0.0%
#   Petronas Chemicals Group Bhd                                                 8,860,600  14,781,010       0.1%
    Petronas Dagangan Bhd                                                          937,100   5,218,117       0.0%
    Petronas Gas Bhd                                                             2,123,908  11,121,562       0.1%
#   Pharmaniaga Bhd                                                                541,580     716,391       0.0%
    Pie Industrial Bhd                                                             504,200     234,435       0.0%
    Pos Malaysia Bhd                                                             3,230,600   3,080,241       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Power Root Bhd                                                                 206,500 $   102,776       0.0%
    PPB Group Bhd                                                                2,345,200   9,010,748       0.1%
#   Press Metal Bhd                                                              4,022,600   4,179,627       0.0%
#   Prestariang Bhd                                                              1,500,100     804,027       0.0%
    Protasco Bhd                                                                 2,192,400     831,168       0.0%
    Public Bank Bhd                                                              8,524,711  40,349,798       0.2%
#   Puncak Niaga Holdings Bhd                                                    1,506,260     390,638       0.0%
#   QL Resources Bhd                                                             3,670,960   3,868,015       0.0%
    RHB Bank Bhd                                                                 5,760,919   6,633,616       0.1%
*   Rimbunan Sawit Bhd                                                           1,063,700     129,250       0.0%
#   Salcon Bhd                                                                   5,680,700     832,260       0.0%
#*  Sapurakencana Petroleum Bhd                                                 28,228,488  10,853,770       0.1%
    Sarawak Cable Bhd                                                              651,600     197,034       0.0%
    Sarawak Oil Palms Bhd                                                          486,260     429,702       0.0%
#   Scientex Bhd                                                                 1,755,328   2,726,205       0.0%
*   Scomi Energy Services Bhd                                                    1,342,300      52,887       0.0%
*   Scomi Group Bhd                                                             10,163,700     277,279       0.0%
    SEG International Bhd                                                          311,400      82,350       0.0%
    Selangor Dredging Bhd                                                          366,400      75,872       0.0%
    Selangor Properties Bhd                                                         78,800      93,930       0.0%
    Shangri-La Hotels Malaysia Bhd                                                 382,300     478,997       0.0%
*   Shell Refining Co. Federation of Malaya Bhd                                    257,100     186,883       0.0%
    SHL Consolidated Bhd                                                           171,700     121,152       0.0%
    Sime Darby Bhd                                                               8,439,740  16,481,738       0.1%
#   SKP Resources Bhd                                                            1,880,700     604,896       0.0%
#   SP Setia Bhd Group                                                           2,308,429   1,928,928       0.0%
#   Star Media Group Bhd                                                         1,293,600     776,751       0.0%
*   Sumatec Resources Bhd                                                        4,417,200      68,011       0.0%
#   Sunway Bhd                                                                   7,426,693   5,523,332       0.0%
    Sunway Construction Group Bhd                                                  674,419     268,500       0.0%
#   Supermax Corp. Bhd                                                           3,963,450   2,048,993       0.0%
    Suria Capital Holdings Bhd                                                     279,650     138,566       0.0%
    Syarikat Takaful Malaysia Bhd                                                3,005,200   3,040,869       0.0%
    Symphony Life Bhd                                                              321,132      52,065       0.0%
#   Ta Ann Holdings Bhd                                                          1,961,023   1,650,875       0.0%
#   TA Enterprise Bhd                                                           10,887,400   1,244,304       0.0%
    TA Global Bhd                                                                5,451,340     285,670       0.0%
*   Talam Transform Bhd                                                          6,754,300      62,486       0.0%
    Taliworks Corp. Bhd                                                            197,800      72,046       0.0%
    Tambun Indah Land Bhd                                                        2,204,100     782,454       0.0%
#   TAN Chong Motor Holdings Bhd                                                 1,250,700     568,566       0.0%
*   Tanjung Offshore Bhd                                                            47,100       3,466       0.0%
    Tasek Corp. Bhd                                                                 38,700     133,186       0.0%
#   TDM Bhd                                                                      8,277,200   1,369,712       0.0%
    Telekom Malaysia Bhd                                                         4,054,302   6,316,549       0.1%
    Tenaga Nasional Bhd                                                          9,255,181  31,623,638       0.2%
#*  TH Plantations Bhd                                                           1,213,540     326,741       0.0%
#   Time dotCom Bhd                                                              1,543,360   2,944,223       0.0%
    Tiong NAM Logistics Holdings                                                 1,219,000     493,658       0.0%
#   Top Glove Corp. Bhd                                                          7,069,760   8,336,691       0.1%
#   Tropicana Corp. Bhd                                                          4,838,948   1,172,215       0.0%
    TSH Resources Bhd                                                            3,013,850   1,379,284       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   Tune Protect Group Bhd                                                       4,091,000 $  1,519,367       0.0%
    Uchi Technologies Bhd                                                        1,477,740      626,494       0.0%
#   UEM Edgenta Bhd                                                              2,606,800    2,083,427       0.0%
#   UEM Sunrise Bhd                                                             16,672,545    4,442,858       0.0%
#   UMW Holdings Bhd                                                             4,022,906    5,699,067       0.0%
#*  UMW Oil & Gas Corp. Bhd                                                      3,632,600      733,435       0.0%
    Unisem M Bhd                                                                 5,300,820    3,218,298       0.0%
    United Malacca Bhd                                                             197,950      262,873       0.0%
    United Plantations Bhd                                                         159,400    1,059,684       0.0%
    United U-Li Corp. Bhd                                                          550,400      489,615       0.0%
    UOA Development Bhd                                                          3,235,600    1,984,413       0.0%
#*  Uzma Bhd                                                                     1,071,200      426,875       0.0%
*   Vivocom International Holdings Bhd                                           1,575,600       61,906       0.0%
#   VS Industry Bhd                                                              9,086,140    3,071,871       0.0%
#   Wah Seong Corp. Bhd                                                          2,532,539      518,368       0.0%
#   WCT Holdings Bhd                                                             7,373,529    2,984,126       0.0%
    Wellcall Holdings Bhd                                                        1,861,700      869,968       0.0%
    Westports Holdings Bhd                                                       5,931,000    6,235,646       0.1%
    Wing Tai Malaysia Bhd                                                          567,600      145,840       0.0%
#   WTK Holdings Bhd                                                             2,834,550      729,471       0.0%
#   Yinson Holdings Bhd                                                          1,358,000    1,012,993       0.0%
*   YNH Property Bhd                                                             3,898,194    1,452,107       0.0%
    YTL Corp. Bhd                                                               38,548,553   14,615,489       0.1%
*   YTL Land & Development Bhd                                                   1,074,000      149,562       0.0%
    YTL Power International Bhd                                                  9,872,566    3,599,345       0.0%
    Zhulian Corp. Bhd                                                              899,766      293,617       0.0%
                                                                                           ------------       ---
TOTAL MALAYSIA                                                                              687,558,992       3.7%
                                                                                           ------------       ---
MEXICO -- (4.2%)
#   Alfa S.A.B. de C.V. Class A                                                 20,413,350   30,974,810       0.2%
    Alpek S.A.B. de C.V.                                                         3,006,387    4,475,939       0.0%
#   Alsea S.A.B. de C.V.                                                         4,387,993   16,371,688       0.1%
#   America Movil S.A.B. de C.V. Series L                                       32,608,574   21,599,881       0.1%
#   America Movil S.A.B. de C.V. Series L ADR                                    3,134,148   41,182,704       0.2%
#   Arca Continental S.A.B. de C.V.                                              2,730,524   16,968,803       0.1%
#*  Axtel S.A.B. de C.V.                                                         8,669,415    2,142,012       0.0%
#   Banregio Grupo Financiero S.A.B. de C.V.                                     2,368,201   15,522,799       0.1%
*   Bio Pappel S.A.B. de C.V.                                                      222,356      291,753       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                                     4,062,867    6,502,393       0.0%
*   Cemex S.A.B. de C.V.                                                         6,122,964    5,296,570       0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                                           6,971,669   60,514,088       0.3%
    Coca-Cola Femsa S.A.B. de C.V. Series L                                        280,203    2,103,932       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                                   129,727    9,730,822       0.1%
#   Consorcio ARA S.A.B. de C.V. Series *                                        9,085,585    3,436,957       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR                          251,241    4,801,215       0.0%
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A                      643,343    1,229,435       0.0%
#*  Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B                  222,600      211,989       0.0%
    Corp. Actinver S.A.B. de C.V.                                                   61,598       43,638       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                                      3,225,056    4,874,866       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                                        392,200    1,233,705       0.0%
#   Credito Real S.A.B. de C.V. SOFOM ER                                           604,257    1,110,303       0.0%
    Cydsa S.A.B. de C.V.                                                             6,129        7,700       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
MEXICO -- (Continued)
*   Desarrolladora Homex S.A.B. de C.V.                                             44,087 $     4,432       0.0%
    Dine S.A.B. de C.V.                                                              7,300       4,403       0.0%
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                                 563,001   5,920,729       0.0%
#*  Empresas ICA S.A.B. de C.V.                                                  4,691,828     759,589       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR                              246,788      48,310       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                                      347,313   3,330,170       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR                        627,285  60,012,356       0.3%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                             6,941,662   8,329,554       0.1%
    Gentera S.A.B. de C.V.                                                       5,080,296  10,020,286       0.1%
    Gruma S.A.B. de C.V. Class B                                                 1,647,720  22,904,712       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.                                                696,924   1,370,545       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.                          1,908,693  11,138,503       0.1%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR                            100       4,670       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                            172,414  16,660,365       0.1%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B                      1,341,886  12,963,779       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                              60,823   9,670,857       0.1%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B                         912,382  14,524,932       0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A                                          7,127,076  19,215,692       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                                         2,686,470  11,740,248       0.1%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                                     211,154     678,673       0.0%
#   Grupo Comercial Chedraui S.A. de C.V.                                        2,437,790   5,422,184       0.0%
#   Grupo Elektra S.A.B. de C.V.                                                   242,305   3,352,862       0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                                           3,269,982   1,416,917       0.0%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O                              8,068,930  47,599,899       0.3%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O                              8,446,045  13,763,197       0.1%
#   Grupo Financiero Interacciones SA de C.V. Class O                              504,759   2,470,251       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B                     3,314,662   6,002,904       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR                   669,690   6,060,694       0.0%
*   Grupo Gigante S.A.B. de C.V. Series *                                           41,000      78,091       0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                                         1,541,368   3,733,338       0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                                  60,400      73,467       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                                        77,099     154,435       0.0%
#   Grupo KUO S.A.B. de C.V. Series B                                              271,325     538,315       0.0%
#   Grupo Lala S.A.B. de C.V.                                                    1,920,564   3,571,654       0.0%
#   Grupo Mexico S.A.B. de C.V. Series B                                        19,578,566  48,063,354       0.3%
#*  Grupo Pochteca S.A.B. de C.V.                                                  387,811     188,355       0.0%
#   Grupo Sanborns S.A.B. de C.V.                                                  404,132     502,679       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                                          1,706,198   5,965,058       0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                                         8,806      92,727       0.0%
#*  Grupo Sports World S.A.B. de C.V.                                              218,149     195,054       0.0%
#   Grupo Televisa S.A.B. Series CPO                                             2,873,780  14,118,788       0.1%
    Grupo Televisa S.A.B. Sponsored ADR                                          1,922,391  47,156,251       0.3%
#*  Hoteles City Express S.A.B. de C.V.                                            879,780     904,403       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.        2,275,386   3,087,860       0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B                                     848,622   3,749,903       0.0%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                                 49,138   2,599,400       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                                        2,125,286  10,041,164       0.1%
#   Industrias Penoles S.A.B. de C.V.                                              551,852  13,350,316       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                               1,411,135   6,234,050       0.0%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A                              7,958,521  17,149,916       0.1%
#*  La Comer S.A.B. de C.V.                                                      3,974,790   3,648,622       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                                        93,193      54,236       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
MEXICO -- (Continued)
#   Megacable Holdings S.A.B. de C.V.                                            1,441,202 $  5,274,978       0.0%
    Mexichem S.A.B. de C.V.                                                      6,892,101   16,470,885       0.1%
#*  Minera Frisco S.A.B. de C.V. Class A1                                        1,854,318    1,440,209       0.0%
#*  OHL Mexico S.A.B. de C.V.                                                    5,247,518    6,157,873       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                                            167,588      185,046       0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                                  3,374,203    9,170,563       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.                      1,343,928   14,992,181       0.1%
    Qualitas Controladora S.A.B. de C.V.                                           616,686    1,137,057       0.0%
#   Rassini S.A.B. de C.V.                                                          21,956      101,922       0.0%
    Rassini S.A.B. De C.V. Class A                                                   4,900       11,370       0.0%
#*  Telesites S.A.B. de C.V.                                                     5,200,651    2,999,159       0.0%
#   TV Azteca S.A.B. de C.V.                                                     6,204,802    1,181,804       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                                          1,796        2,033       0.0%
    Vitro S.A.B. de C.V. Series A                                                  310,647    1,023,109       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                                           16,371,536   34,629,597       0.2%
                                                                                           ------------       ---
TOTAL MEXICO                                                                                826,048,937       4.4%
                                                                                           ------------       ---
PERU -- (0.1%)
#   Cementos Pacasmayo SAA ADR                                                      34,687      331,607       0.0%
*   Cia de Minas Buenaventura SAA ADR                                              156,351    2,077,905       0.0%
    Credicorp, Ltd.                                                                144,607   21,500,169       0.1%
    Grana y Montero SAA Sponsored ADR                                              176,085    1,468,549       0.0%
                                                                                           ------------       ---
TOTAL PERU                                                                                   25,378,230       0.1%
                                                                                           ------------       ---
PHILIPPINES -- (1.5%)
    A Soriano Corp.                                                                818,000      100,481       0.0%
    Aboitiz Equity Ventures, Inc.                                                5,662,310    9,115,434       0.1%
    Aboitiz Power Corp.                                                          5,652,700    5,354,208       0.0%
*   ACR Mining Corp.                                                                11,905          825       0.0%
    Alliance Global Group, Inc.                                                 24,805,494    7,302,048       0.1%
    Alsons Consolidated Resources, Inc.                                          3,329,000       96,381       0.0%
*   Atlas Consolidated Mining & Development Corp.                                2,979,300      244,072       0.0%
    Ayala Corp.                                                                    662,525   11,422,055       0.1%
    Ayala Land, Inc.                                                            22,699,120   16,978,767       0.1%
    Bank of the Philippine Islands                                               2,902,913    6,057,457       0.0%
    BDO Unibank, Inc.                                                            5,129,109   11,945,477       0.1%
    Belle Corp.                                                                 23,105,700    1,392,129       0.0%
*   Bloomberry Resorts Corp.                                                     5,536,300      675,721       0.0%
    Cebu Air, Inc.                                                               2,166,740    4,700,437       0.0%
    Cebu Holdings, Inc.                                                          2,065,000      219,826       0.0%
    Century Pacific Food, Inc.                                                     894,650      308,652       0.0%
    Century Properties Group, Inc.                                               1,153,062       14,280       0.0%
    China Banking Corp.                                                            866,806      679,111       0.0%
    Cirtek Holdings Philippines Corp.                                              129,500       61,503       0.0%
    COL Financial Group, Inc.                                                      133,700       44,375       0.0%
    Cosco Capital, Inc.                                                          3,277,800      574,717       0.0%
    D&L Industries, Inc.                                                        18,184,600    4,119,832       0.0%
    DMCI Holdings, Inc.                                                         24,512,600    6,320,774       0.0%
*   DoubleDragon Properties Corp.                                                1,031,830    1,187,391       0.0%
    East West Banking Corp.                                                        889,300      350,883       0.0%
    EEI Corp.                                                                    2,805,800      416,791       0.0%
    Emperador, Inc.                                                              1,177,500      176,091       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES      VALUE++   OF NET ASSETS**
                                                                                ----------- ----------- ---------------
PHILIPPINES -- (Continued)
*   Empire East Land Holdings, Inc.                                              22,778,000 $   357,002       0.0%
    Energy Development Corp.                                                     72,862,700   8,873,696       0.1%
    Filinvest Development Corp.                                                      89,300      15,075       0.0%
    Filinvest Land, Inc.                                                        143,373,687   5,222,148       0.0%
    First Gen Corp.                                                              11,237,800   5,331,869       0.0%
    First Philippine Holdings Corp.                                               2,329,900   3,336,078       0.0%
*   Global Ferronickel Holdings, Inc.                                             1,167,000      29,355       0.0%
    Globe Telecom, Inc.                                                             149,235   5,488,905       0.0%
    GT Capital Holdings, Inc.                                                       237,805   6,427,136       0.0%
    Integrated Micro-Electronics, Inc.                                              179,700      22,492       0.0%
    International Container Terminal Services, Inc.                               3,964,312   6,364,476       0.0%
    JG Summit Holdings, Inc.                                                      4,519,840   7,080,904       0.1%
    Jollibee Foods Corp.                                                          2,399,507  11,784,063       0.1%
    Leisure & Resorts World Corp.                                                 1,361,320     145,112       0.0%
*   Lepanto Consolidated Mining Co.                                              30,246,517     124,408       0.0%
    Lopez Holdings Corp.                                                         17,216,200   2,825,321       0.0%
    LT Group, Inc.                                                                8,952,900   2,669,120       0.0%
    Manila Electric Co.                                                             928,830   5,298,085       0.0%
    Manila Water Co., Inc.                                                        7,860,000   4,911,263       0.0%
    Max's Group, Inc.                                                               494,100     275,140       0.0%
*   Megawide Construction Corp.                                                   1,603,770     495,957       0.0%
    Megaworld Corp.                                                             100,542,600   8,333,891       0.1%
*   Melco Crown Philippines Resorts Corp.                                         9,185,000     815,419       0.0%
*   Metro Pacific Corp. Series A                                                    225,000          --       0.0%
    Metro Pacific Investments Corp.                                              70,798,700  10,542,808       0.1%
    Metropolitan Bank & Trust Co.                                                 3,304,845   5,550,100       0.0%
    Nickel Asia Corp.                                                             2,168,800     307,712       0.0%
    Pepsi-Cola Products Philippines, Inc.                                         9,900,791     635,537       0.0%
    Petron Corp.                                                                  6,397,900   1,367,314       0.0%
    Philex Mining Corp.                                                           1,208,050     205,333       0.0%
    Philippine National Bank                                                      1,893,173   2,265,710       0.0%
    Philippine Stock Exchange, Inc. (The)                                            84,552     445,107       0.0%
*   Philtown Properties, Inc.                                                        16,675          --       0.0%
    Philweb Corp.                                                                 2,367,040     429,132       0.0%
    Phinma Energy Corp.                                                          13,657,000     611,457       0.0%
    Phoenix Petroleum Philippines, Inc.                                             986,570     118,686       0.0%
    PLDT, Inc.                                                                      224,255   7,077,100       0.1%
    PLDT, Inc. Sponsored ADR                                                        167,187   5,316,547       0.0%
    Premium Leisure Corp.                                                        17,887,000     416,020       0.0%
    Puregold Price Club, Inc.                                                     5,116,500   4,307,139       0.0%
    RFM Corp.                                                                     6,077,300     540,058       0.0%
    Rizal Commercial Banking Corp.                                                2,030,745   1,505,506       0.0%
    Robinsons Land Corp.                                                         12,691,150   8,112,640       0.1%
    Robinsons Retail Holdings, Inc.                                               1,187,600   1,894,425       0.0%
    San Miguel Corp.                                                              2,505,460   4,168,560       0.0%
    San Miguel Pure Foods Co., Inc.                                                   6,360      29,572       0.0%
    Security Bank Corp.                                                           1,908,428   8,687,510       0.1%
    Semirara Mining & Power Corp.                                                 1,889,700   4,915,622       0.0%
    SM Investments Corp.                                                            896,330  12,425,024       0.1%
    SM Prime Holdings, Inc.                                                      22,693,590  12,601,226       0.1%
*   SSI Group, Inc.                                                                 863,000      49,195       0.0%
*   Top Frontier Investment Holdings, Inc.                                          153,057     741,395       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
PHILIPPINES -- (Continued)
    Travellers International Hotel Group, Inc.                                   2,716,600 $    188,088       0.0%
    Union Bank of the Philippines                                                1,420,892    2,199,112       0.0%
    Universal Robina Corp.                                                       3,253,140   12,224,581       0.1%
    Vista Land & Lifescapes, Inc.                                               43,937,600    4,743,427       0.0%
    Xurpas, Inc.                                                                 1,670,100      400,700       0.0%
                                                                                           ------------       ---
TOTAL PHILIPPINES                                                                           291,108,976       1.6%
                                                                                           ------------       ---
POLAND -- (1.5%)
    AB SA                                                                            2,455       20,852       0.0%
    Agora SA                                                                       182,018      513,862       0.0%
#*  Alior Bank SA                                                                  490,101    5,900,318       0.0%
    Amica SA                                                                        18,073      907,063       0.0%
*   AmRest Holdings SE                                                               1,221       77,658       0.0%
    Apator SA                                                                       31,013      229,131       0.0%
    Asseco Poland SA                                                               605,799    8,097,271       0.1%
    Bank Handlowy w Warszawie SA                                                   175,404    3,474,002       0.0%
*   Bank Millennium SA                                                           3,090,210    4,548,194       0.0%
    Bank Pekao SA                                                                  254,646    7,859,416       0.1%
    Bank Zachodni WBK SA                                                           124,618   10,069,292       0.1%
#*  Bioton SA                                                                      313,879      705,567       0.0%
#*  Boryszew SA                                                                  1,749,039    3,575,116       0.0%
    Budimex SA                                                                      80,168    4,159,739       0.0%
    CCC SA                                                                         123,793    6,281,868       0.0%
*   CD Projekt SA                                                                  648,593    6,587,747       0.1%
    Ciech SA                                                                       285,759    4,660,586       0.0%
*   City Interactive SA                                                              1,992       14,196       0.0%
    Colian Holding SA                                                               52,481       44,176       0.0%
*   ComArch SA                                                                       9,043      396,216       0.0%
*   Cyfrowy Polsat SA                                                              872,127    5,389,914       0.0%
    Dom Development SA                                                               9,946      156,926       0.0%
    Elektrobudowa SA                                                                 2,716       69,224       0.0%
*   Emperia Holding SA                                                              62,417    1,016,458       0.0%
#*  Enea SA                                                                      1,549,886    3,970,185       0.0%
    Energa SA                                                                      655,123    1,343,433       0.0%
    Eurocash SA                                                                    669,176    6,777,116       0.1%
    Fabryki Mebli Forte SA                                                          84,470    1,579,162       0.0%
*   Famur SA                                                                       111,442      124,429       0.0%
*   Farmacol SA                                                                     36,912      480,025       0.0%
    Firma Oponiarska Debica SA                                                      10,995      280,551       0.0%
#*  Getin Holding SA                                                             1,836,480      538,545       0.0%
#*  Getin Noble Bank SA                                                          1,579,677      528,114       0.0%
#*  Globe Trade Centre SA                                                           35,236       72,043       0.0%
*   Gobarto SA                                                                      26,313       40,474       0.0%
    Grupa Azoty SA                                                                 194,731    3,101,451       0.0%
*   Grupa Azoty Zaklady Chemiczne Police SA                                         17,834       94,991       0.0%
#   Grupa Kety SA                                                                   40,299    4,019,880       0.0%
*   Grupa Lotos SA                                                                 888,572    7,704,407       0.1%
*   Impexmetal SA                                                                  882,936      614,365       0.0%
#   ING Bank Slaski SA                                                             122,012    4,478,799       0.0%
#*  Integer.pl SA                                                                   12,680      112,601       0.0%
    Inter Cars SA                                                                   17,134    1,182,295       0.0%
#*  Jastrzebska Spolka Weglowa SA                                                  300,079    5,565,151       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
POLAND -- (Continued)
    Kernel Holding SA                                                             467,351 $  7,478,522       0.1%
    KGHM Polska Miedz SA                                                          849,878   15,425,647       0.1%
    KRUK SA                                                                        75,702    4,394,280       0.0%
    LC Corp. SA                                                                   590,468      293,356       0.0%
    Lentex SA                                                                      34,442       86,104       0.0%
#   LPP SA                                                                          3,738    5,614,333       0.0%
#*  Lubelski Wegiel Bogdanka SA                                                    57,374    1,018,123       0.0%
*   mBank SA                                                                       72,864    6,579,771       0.1%
*   MCI Capital SA                                                                155,702      389,348       0.0%
*   Mostostal Zabrze SA                                                           324,876       97,818       0.0%
    Netia SA                                                                    1,878,054    2,225,966       0.0%
#   Neuca SA                                                                       18,798    1,870,667       0.0%
    Newag SA                                                                          182          630       0.0%
    Orange Polska SA                                                            4,211,819    6,013,330       0.0%
    Orbis SA                                                                       68,772    1,243,085       0.0%
*   Pelion SA                                                                      30,487      422,757       0.0%
    Pfleiderer Group SA                                                            66,213      583,322       0.0%
    PGE Polska Grupa Energetyczna SA                                            6,193,372   16,227,233       0.1%
*   PKP Cargo SA                                                                   21,601      236,563       0.0%
*   Polnord SA                                                                    251,767      583,143       0.0%
#   Polski Koncern Naftowy Orlen SA                                             2,073,148   41,073,898       0.2%
#   Polskie Gornictwo Naftowe i Gazownictwo SA                                  5,857,133    7,498,369       0.1%
    Powszechna Kasa Oszczednosci Bank Polski SA                                 2,515,570   17,622,147       0.1%
    Powszechny Zaklad Ubezpieczen SA                                            2,004,951   13,920,933       0.1%
*   Rafako SA                                                                     358,774      550,570       0.0%
*   Stalexport Autostrady SA                                                      327,829      291,850       0.0%
    Stalprodukt SA                                                                  5,191      595,367       0.0%
#*  Synthos SA                                                                  4,183,285    5,063,186       0.0%
*   Tauron Polska Energia SA                                                    9,329,006    6,303,987       0.0%
    Trakcja SA                                                                    472,647    1,619,214       0.0%
*   Vistula Group SA                                                              715,744      638,059       0.0%
#   Warsaw Stock Exchange                                                         187,213    1,866,430       0.0%
    Wawel SA                                                                          252       55,820       0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                                       41,007      133,329       0.0%
                                                                                          ------------       ---
TOTAL POLAND                                                                               285,379,966       1.5%
                                                                                          ------------       ---
RUSSIA -- (1.3%)
    Etalon Group, Ltd. GDR                                                        650,174    1,857,152       0.0%
    Gazprom PJSC Sponsored ADR                                                  8,878,711   38,283,919       0.2%
    Globaltrans Investment P.L.C. Sponsored GDR                                   193,097      935,963       0.0%
*   Lenta, Ltd. GDR(BJ621Y903)                                                    143,301    1,037,990       0.0%
*   Lenta, Ltd. GDR(52634T200)                                                     68,661      498,479       0.0%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                                          598,466   29,110,769       0.2%
    Lukoil PJSC Sponsored ADR(69343P105)                                           56,281    2,735,819       0.0%
    Magnitogorsk Iron & Steel OJSC GDR                                            630,539    4,142,020       0.0%
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                                            117,272    1,919,460       0.0%
*   Mail.Ru Group, Ltd. GDR(560317208)                                                974       15,944       0.0%
*   Mechel PJSC Sponsored ADR                                                     245,670    1,213,607       0.0%
    MegaFon PJSC GDR                                                              299,380    2,851,300       0.0%
    MMC Norilsk Nickel PJSC ADR                                                 1,034,973   15,610,982       0.1%
    NOVATEK OJSC GDR                                                              111,723   11,912,065       0.1%
    Novolipetsk Steel PJSC GDR                                                    353,454    5,728,245       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
RUSSIA -- (Continued)
    O'Key Group SA GDR                                                             71,285 $    149,802       0.0%
    PhosAgro PJSC GDR                                                             161,962    2,008,178       0.0%
*   PIK Group PJSC GDR                                                            650,515    2,915,289       0.0%
    Ros Agro P.L.C. GDR                                                           146,082    1,906,587       0.0%
    Rosneft PJSC GDR                                                            2,952,866   16,058,164       0.1%
    Rostelecom PJSC Sponsored ADR(B114RM901)                                      164,180    1,207,035       0.0%
    Rostelecom PJSC Sponsored ADR(778529107)                                       10,068       74,805       0.0%
    RusHydro PJSC ADR                                                           4,579,241    5,577,635       0.0%
    Sberbank of Russia PJSC Sponsored ADR                                       4,081,901   38,660,460       0.2%
    Severstal PJSC GDR                                                            650,882    9,178,271       0.1%
    Tatneft PJSC Sponsored ADR                                                    848,472   28,319,694       0.2%
    TMK PJSC GDR                                                                   80,338      339,245       0.0%
    VimpelCom, Ltd. Sponsored ADR                                               2,225,349    7,432,666       0.0%
    VTB Bank PJSC GDR(46630Q202)                                                  498,958    1,044,818       0.0%
    VTB Bank PJSC GDR(B1W7FX909)                                                3,938,248    8,231,301       0.0%
*   X5 Retail Group NV GDR                                                        398,885   11,889,338       0.1%
                                                                                          ------------       ---
TOTAL RUSSIA                                                                               252,847,002       1.3%
                                                                                          ------------       ---
SOUTH AFRICA -- (7.7%)
*   Adbee Rf, Ltd.                                                                 30,090       77,645       0.0%
#   Adcock Ingram Holdings, Ltd.                                                  567,178    1,968,324       0.0%
    Adcorp Holdings, Ltd.                                                         344,856      346,718       0.0%
    Advtech, Ltd.                                                               1,692,926    2,187,020       0.0%
    Aeci, Ltd.                                                                  1,045,587    7,897,168       0.0%
*   African Bank Investments, Ltd.                                              4,779,215        1,792       0.0%
    African Oxygen, Ltd.                                                          496,309      723,879       0.0%
    African Rainbow Minerals, Ltd.                                              1,093,364    7,921,775       0.0%
    Afrimat, Ltd.                                                                  42,153       86,110       0.0%
    Alexander Forbes Group Holdings, Ltd.                                         553,891      251,484       0.0%
*   Allied Electronics Corp., Ltd. Class A                                         29,052       15,016       0.0%
*   Anglo American Platinum, Ltd.                                                 306,504    7,246,884       0.0%
*   AngloGold Ashanti, Ltd.                                                       112,707    1,534,583       0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                                       4,151,296   57,038,807       0.3%
*   ArcelorMittal South Africa, Ltd.                                            1,326,209    1,135,541       0.0%
    Ascendis Health, Ltd.                                                         306,780      618,081       0.0%
    Aspen Pharmacare Holdings, Ltd.                                             1,420,782   30,951,181       0.2%
    Assore, Ltd.                                                                  189,969    2,561,215       0.0%
#   Astral Foods, Ltd.                                                            416,058    3,773,091       0.0%
*   Attacq, Ltd.                                                                1,660,473    2,111,631       0.0%
*   Aveng, Ltd.                                                                 3,109,111    1,630,052       0.0%
    AVI, Ltd.                                                                   3,831,868   26,916,498       0.2%
#   Barclays Africa Group, Ltd.                                                 2,404,755   27,905,856       0.2%
    Barloworld, Ltd.                                                            2,538,970   16,399,680       0.1%
#   Bid Corp., Ltd.                                                             1,897,597   33,322,787       0.2%
    Bidvest Group, Ltd. (The)                                                   2,007,528   24,941,860       0.1%
    Blue Label Telecoms, Ltd.                                                   2,786,296    4,212,686       0.0%
#*  Brait SE                                                                    1,175,080    7,799,036       0.0%
#   Capitec Bank Holdings, Ltd.                                                   293,013   14,874,301       0.1%
    Cashbuild, Ltd.                                                               211,680    6,171,874       0.0%
    Caxton and CTP Publishers and Printers, Ltd.                                  433,083      422,747       0.0%
    City Lodge Hotels, Ltd.                                                       261,723    2,838,401       0.0%
    Clicks Group, Ltd.                                                          2,178,016   20,317,678       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    Clover Industries, Ltd.                                                        349,429 $   451,029       0.0%
*   Consolidated Infrastructure Group, Ltd.                                        320,546     557,397       0.0%
    Coronation Fund Managers, Ltd.                                               1,911,262  10,286,852       0.1%
*   Curro Holdings, Ltd.                                                           127,496     469,086       0.0%
    DataTec, Ltd.                                                                1,702,974   5,663,689       0.0%
    Discovery, Ltd.                                                              2,287,967  19,557,356       0.1%
    Distell Group, Ltd.                                                            172,488   2,117,286       0.0%
#   DRDGOLD, Ltd.                                                                3,273,569   1,659,915       0.0%
#   DRDGOLD, Ltd. Sponsored ADR                                                      4,569      23,622       0.0%
    EOH Holdings, Ltd.                                                             898,989  10,664,930       0.1%
*   Eqstra Holdings, Ltd.                                                        1,440,821     280,010       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                                         35,483          67       0.0%
#   Exxaro Resources, Ltd.                                                       1,089,400   8,029,715       0.0%
    Famous Brands, Ltd.                                                            669,966   7,828,536       0.0%
    FirstRand, Ltd.                                                             17,937,935  64,321,236       0.4%
    Foschini Group, Ltd. (The)                                                   2,164,132  22,246,422       0.1%
    Gold Fields, Ltd.                                                              815,561   3,363,593       0.0%
    Gold Fields, Ltd. Sponsored ADR                                              7,415,655  30,774,968       0.2%
    Grand Parade Investments, Ltd.                                                 826,965     230,367       0.0%
    Grindrod, Ltd.                                                               4,570,216   3,765,018       0.0%
    Group Five, Ltd.                                                               715,984   1,227,561       0.0%
    Harmony Gold Mining Co., Ltd.                                                1,638,854   5,087,737       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                                  4,049,087  12,835,606       0.1%
    Holdsport, Ltd.                                                                 96,811     424,108       0.0%
*   Howden Africa Holdings, Ltd.                                                    15,743      37,445       0.0%
    Hudaco Industries, Ltd.                                                        221,738   1,797,477       0.0%
*   Hulamin, Ltd.                                                                  520,226     200,959       0.0%
*   Impala Platinum Holdings, Ltd.                                               4,048,227  16,357,476       0.1%
    Imperial Holdings, Ltd.                                                      1,585,967  20,031,861       0.1%
    Investec, Ltd.                                                               2,313,298  14,246,943       0.1%
    Invicta Holdings, Ltd.                                                         102,462     422,264       0.0%
    JSE, Ltd.                                                                      846,042   9,856,497       0.1%
    KAP Industrial Holdings, Ltd.                                                2,885,620   1,658,649       0.0%
#*  Kumba Iron Ore, Ltd.                                                           394,809   4,020,609       0.0%
#   Lewis Group, Ltd.                                                            1,170,316   3,469,049       0.0%
    Liberty Holdings, Ltd.                                                       1,283,648  11,051,753       0.1%
#   Life Healthcare Group Holdings, Ltd.                                         7,630,627  20,386,002       0.1%
    Massmart Holdings, Ltd.                                                        938,602   8,124,863       0.1%
    Merafe Resources, Ltd.                                                       5,530,925     520,427       0.0%
    Metair Investments, Ltd.                                                     1,015,629   1,431,413       0.0%
    Metrofile Holdings, Ltd.                                                       113,854      40,364       0.0%
    MMI Holdings, Ltd.                                                          10,879,020  18,223,877       0.1%
    Mondi, Ltd.                                                                    785,551  15,344,515       0.1%
    Mpact, Ltd.                                                                  1,189,591   2,910,675       0.0%
    Mr. Price Group, Ltd.                                                        1,476,304  16,818,827       0.1%
    MTN Group, Ltd.                                                              9,901,001  85,518,271       0.5%
    Murray & Roberts Holdings, Ltd.                                              3,561,183   2,445,175       0.0%
#   Nampak, Ltd.                                                                 5,051,571   7,044,935       0.0%
    Naspers, Ltd. Class N                                                          568,071  95,140,661       0.5%
#   Nedbank Group, Ltd.                                                          1,697,081  27,779,537       0.2%
    Netcare, Ltd.                                                                7,818,253  20,077,850       0.1%
    New Europe Property Investments P.L.C.                                         204,822   2,524,324       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                   PERCENTAGE
                                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                                       ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
*   Northam Platinum, Ltd.                                                              2,759,514 $   10,054,219       0.1%
    Oceana Group, Ltd.                                                                    310,667      2,645,778       0.0%
    Omnia Holdings, Ltd.                                                                  545,370      6,604,656       0.0%
    Peregrine Holdings, Ltd.                                                            2,302,791      4,440,030       0.0%
#   Pick n Pay Stores, Ltd.                                                             2,272,655     11,135,086       0.1%
*   Pinnacle Holdings, Ltd.                                                             1,157,362      1,536,824       0.0%
    Pioneer Foods Group, Ltd.                                                             773,748      9,321,895       0.1%
    PPC, Ltd.                                                                          13,174,518      5,379,093       0.0%
    PSG Group, Ltd.                                                                       567,099      8,851,226       0.1%
    Raubex Group, Ltd.                                                                    902,659      1,682,681       0.0%
    RCL Foods, Ltd.                                                                       165,246        168,206       0.0%
    Reunert, Ltd.                                                                       1,484,523      6,784,071       0.0%
    Rhodes Food Group Pty, Ltd.                                                            36,529         70,474       0.0%
*   Royal Bafokeng Platinum, Ltd.                                                         305,571        932,460       0.0%
    Sanlam, Ltd.                                                                        9,204,888     44,585,717       0.2%
    Santam, Ltd.                                                                          209,574      3,762,404       0.0%
*   Sappi, Ltd.                                                                         5,132,845     28,560,478       0.2%
*   Sappi, Ltd. Sponsored ADR                                                             395,944      2,209,368       0.0%
    Sasol, Ltd.                                                                         1,457,316     40,243,762       0.2%
    Sasol, Ltd. Sponsored ADR                                                           1,144,917     31,496,667       0.2%
    Shoprite Holdings, Ltd.                                                             2,777,835     40,993,701       0.2%
    Sibanye Gold, Ltd.                                                                  3,213,511      8,939,234       0.1%
    Sibanye Gold, Ltd. Sponsored ADR                                                      916,723     10,267,298       0.1%
    SPAR Group, Ltd. (The)                                                              1,316,302     18,662,330       0.1%
    Spur Corp., Ltd.                                                                      457,061      1,082,452       0.0%
    Standard Bank Group, Ltd.                                                           6,015,257     63,853,654       0.3%
*   Stefanutti Stocks Holdings, Ltd.                                                      186,764         64,750       0.0%
#   Steinhoff International Holdings NV                                                 9,034,034     48,735,616       0.3%
    Sun International, Ltd.                                                               940,422      5,808,952       0.0%
*   Super Group, Ltd.                                                                   3,770,917     11,129,629       0.1%
    Telkom SA SOC, Ltd.                                                                 2,457,987     11,330,076       0.1%
    Telkom SA SOC, Ltd. Sponsored ADR                                                      23,134        431,912       0.0%
    Tiger Brands, Ltd.                                                                  1,089,070     31,012,809       0.2%
    Tongaat Hulett, Ltd.                                                                  752,312      6,798,789       0.0%
    Transaction Capital, Ltd.                                                             136,643        133,842       0.0%
    Trencor, Ltd.                                                                         613,164      1,303,901       0.0%
#   Truworths International, Ltd.                                                       3,374,990     17,906,383       0.1%
    Tsogo Sun Holdings, Ltd.                                                            3,512,717      7,986,759       0.0%
    Vodacom Group, Ltd.                                                                 1,413,030     15,245,105       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                                                       503,274      5,673,106       0.0%
#   Woolworths Holdings, Ltd.                                                           5,914,214     34,252,358       0.2%
                                                                                                  --------------       ---
TOTAL SOUTH AFRICA                                                                                 1,497,627,956       8.0%
                                                                                                  --------------       ---
SOUTH KOREA -- (13.6%)
#*  3S Korea Co., Ltd.                                                                     68,947        161,413       0.0%
    Able C&C Co., Ltd.                                                                     37,134        678,934       0.0%
#   ABOV Semiconductor Co., Ltd.                                                           21,946        152,141       0.0%
#   Ace Technologies Corp.                                                                 23,395         76,254       0.0%
#*  Actoz Soft Co., Ltd.                                                                   23,218        260,255       0.0%
#   Advanced Nano Products Co., Ltd.                                                       29,177        409,494       0.0%
#*  Advanced Process Systems Corp.                                                         84,935      1,931,749       0.0%
#   Aekyung Petrochemical Co., Ltd.                                                        77,240        802,052       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   AfreecaTV Co., Ltd.                                                            57,222 $ 1,252,859       0.0%
#*  Agabang&Company                                                               135,901     881,634       0.0%
#   Ahn-Gook Pharmaceutical Co., Ltd.                                              10,510     112,372       0.0%
#   Ahnlab, Inc.                                                                   16,302     917,177       0.0%
#*  AJ Networks Co., Ltd.                                                           4,815     131,347       0.0%
#*  AJ Rent A Car Co., Ltd.                                                       140,291   1,209,207       0.0%
    AK Holdings, Inc.                                                              37,636   2,024,322       0.0%
*   Alticast Corp.                                                                 12,322      45,029       0.0%
#   ALUKO Co., Ltd.                                                               236,881     892,468       0.0%
#*  ALVOGEN KOREA Co,.Ltd.                                                          2,857      56,831       0.0%
#*  Aminologics Co., Ltd.                                                         102,326     274,343       0.0%
    Amorepacific Corp.                                                             72,020  22,563,771       0.1%
    AMOREPACIFIC Group                                                             97,236  12,552,109       0.1%
#*  Amotech Co., Ltd.                                                              60,874     918,530       0.0%
#*  Anam Electronics Co., Ltd.                                                    266,479     269,581       0.0%
#   Anapass, Inc.                                                                  45,528     484,652       0.0%
#   Asia Cement Co., Ltd.                                                           8,935     574,672       0.0%
#   ASIA Holdings Co., Ltd.                                                        12,865   1,130,135       0.0%
#*  Asia Paper Manufacturing Co., Ltd.                                             34,492     587,842       0.0%
*   Asiana Airlines, Inc.                                                         871,516   3,517,928       0.0%
#   Atinum Investment Co., Ltd.                                                   109,657     197,999       0.0%
#*  AUK Corp.                                                                     187,204     365,556       0.0%
    Aurora World Corp.                                                             15,846     150,026       0.0%
    Austem Co., Ltd.                                                               13,973      39,115       0.0%
#   Autech Corp.                                                                   59,973     680,924       0.0%
#*  Automobile & PCB                                                              148,708     370,282       0.0%
#   Avaco Co., Ltd.                                                                47,509     248,899       0.0%
#   Avatec Co., Ltd.                                                               19,435     123,644       0.0%
#   Baiksan Co., Ltd.                                                              66,540     517,501       0.0%
#*  Barun Electronics Co., Ltd.                                                    99,312     145,338       0.0%
#*  Barunson Entertainment & Arts Corp.                                           174,997     460,678       0.0%
*   Bcworld Pharm Co., Ltd.                                                         2,098      42,392       0.0%
#   BGF retail Co., Ltd.                                                           16,229   2,464,553       0.0%
#*  BH Co., Ltd.                                                                   93,670     888,188       0.0%
#   Binggrae Co., Ltd.                                                             20,272   1,104,364       0.0%
#*  BioSmart Co., Ltd.                                                              8,932      36,513       0.0%
#*  BIT Computer Co., Ltd.                                                         34,453     177,601       0.0%
    Bixolon Co., Ltd.                                                               4,017      46,096       0.0%
#   Bluecom Co., Ltd.                                                              65,109     723,315       0.0%
    BNK Financial Group, Inc.                                                   1,585,116  12,848,544       0.1%
#*  Bohae Brewery Co., Ltd.                                                       209,877     228,700       0.0%
    Bookook Securities Co., Ltd.                                                    5,240      91,492       0.0%
#   Boryung Medience Co., Ltd.                                                     31,561     438,985       0.0%
#   Boryung Pharmaceutical Co., Ltd.                                               20,695   1,029,442       0.0%
#*  Bosung Power Technology Co., Ltd.                                             116,538     459,844       0.0%
    BRIDGETEC Corp.                                                                 6,755      33,440       0.0%
#*  Bubang Co., Ltd.                                                              114,403     416,726       0.0%
*   BUGS Corp.                                                                     16,527     184,614       0.0%
#   Bukwang Pharmaceutical Co., Ltd.                                               70,457   1,535,259       0.0%
    Busan City Gas Co., Ltd.                                                          449      13,448       0.0%
    BYC Co., Ltd.                                                                     342     130,441       0.0%
#   Byucksan Corp.                                                                145,461     625,501       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                    PERCENTAGE
                                                                                              SHARES    VALUE++   OF NET ASSETS**
                                                                                              ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   C&S Asset Management Co., Ltd.                                                             10,147 $    28,429       0.0%
#*  CammSys Corp.                                                                             240,025     614,173       0.0%
#*  Capro Corp.                                                                               241,094   1,160,431       0.0%
    Cell Biotech Co., Ltd.                                                                     27,635   1,094,069       0.0%
#*  Celltrion Pharm, Inc.                                                                      56,456   1,098,122       0.0%
#*  Celltrion, Inc.                                                                           150,258  13,920,682       0.1%
#*  Chabiotech Co., Ltd.                                                                      130,244   1,569,043       0.0%
#   Changhae Ethanol Co., Ltd.                                                                  6,036     105,614       0.0%
#*  Charm Engineering Co., Ltd.                                                               151,406     380,678       0.0%
    Cheil Worldwide, Inc.                                                                     288,038   4,263,269       0.0%
#*  Chemtronics Co., Ltd.                                                                      77,283     393,338       0.0%
#*  Chin Hung International, Inc.                                                              73,515     112,736       0.0%
#*  China Great Star International, Ltd.                                                      567,285     643,552       0.0%
#*  China Ocean Resources Co., Ltd.                                                           607,045     799,996       0.0%
    Chinyang Holdings Corp.                                                                    27,057      82,178       0.0%
#*  Choa Pharmaceutical Co.                                                                    15,349      56,986       0.0%
#   Chokwang Paint, Ltd.                                                                       39,940     397,375       0.0%
    Chong Kun Dang Pharmaceutical Corp.                                                        28,395   2,294,145       0.0%
#   Chongkundang Holdings Corp.                                                                19,356   1,120,838       0.0%
#   Choong Ang Vaccine Laboratory                                                              17,765     364,308       0.0%
    Chosun Refractories Co., Ltd.                                                               2,270     182,391       0.0%
#   Chungdahm Learning, Inc.                                                                   12,629     257,689       0.0%
#   CJ CGV Co., Ltd.                                                                           64,446   3,812,377       0.0%
    CJ CheilJedang Corp.                                                                       46,919  14,313,852       0.1%
    CJ Corp.                                                                                   70,531  10,737,946       0.1%
    CJ E&M Corp.                                                                               98,181   5,988,851       0.1%
#   CJ Freshway Corp.                                                                          22,527     772,678       0.0%
    CJ Hellovision Co., Ltd.                                                                  137,427     980,872       0.0%
#*  CJ Korea Express Corp.                                                                     16,767   2,943,990       0.0%
    CJ O Shopping Co., Ltd.                                                                    22,508   3,186,858       0.0%
*   CJ Seafood Corp.                                                                          111,853     324,679       0.0%
#   CKD Bio Corp.                                                                               2,824      55,073       0.0%
#*  Com2uSCorp                                                                                 63,779   5,284,421       0.0%
#   Coreana Cosmetics Co., Ltd.                                                                20,487     107,485       0.0%
#   Cosmax BTI, Inc.                                                                           51,996   1,827,174       0.0%
#   Cosmax, Inc.                                                                               41,824   4,215,554       0.0%
*   Cosmochemical Co., Ltd.                                                                    56,863     215,545       0.0%
#*  COSON Co., Ltd.                                                                            56,576     664,304       0.0%
    Coway Co., Ltd.                                                                           162,593  12,718,635       0.1%
#   Crown Confectionery Co., Ltd.                                                              50,383   1,373,994       0.0%
#*  CrucialTec Co., Ltd.                                                                      116,721     814,757       0.0%
#   CS Wind Corp.                                                                               7,507     162,178       0.0%
#*  CTC BIO, Inc.                                                                              32,119     276,035       0.0%
#*  CTL, Inc.                                                                                  26,758      36,914       0.0%
    Cuckoo Electronics Co., Ltd.                                                                4,860     559,964       0.0%
#*  CUROCOM Co., Ltd.                                                                         171,694     377,476       0.0%
#   D.I Corp.                                                                                  80,701     335,287       0.0%
#   Dae Dong Industrial Co., Ltd.                                                              69,682     411,254       0.0%
    Dae Han Flour Mills Co., Ltd.                                                               6,400     986,277       0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                                                           37,069     839,378       0.0%
#   Dae Hyun Co., Ltd.                                                                         95,700     312,877       0.0%
#*  Dae Won Chemical Co., Ltd.                                                                 93,035     206,152       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Dae Won Kang Up Co., Ltd.                                                     110,812 $   499,886       0.0%
#*  Dae Young Packaging Co., Ltd.                                                 571,184     500,781       0.0%
#*  Dae-Il Corp.                                                                  104,599     918,056       0.0%
#*  Daea TI Co., Ltd.                                                             253,333     375,731       0.0%
#   Daebongls Co., Ltd.                                                            12,927     138,749       0.0%
#*  Daechang Co., Ltd.                                                            320,461     260,662       0.0%
    Daeduck Electronics Co.                                                       244,028   1,604,000       0.0%
#   Daeduck GDS Co., Ltd.                                                         138,568   1,439,578       0.0%
#   Daegu Department Store                                                         27,142     314,164       0.0%
#*  Daehan New Pharm Co., Ltd.                                                     31,190     521,196       0.0%
#   Daehan Steel Co., Ltd.                                                         92,863     756,645       0.0%
#   Daekyo Co., Ltd.                                                               97,291     709,029       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                                    302,618     280,183       0.0%
#   Daelim B&Co Co., Ltd.                                                          20,613     155,227       0.0%
    Daelim Industrial Co., Ltd.                                                   125,457   8,940,455       0.1%
#   Daeryuk Can Co., Ltd.                                                          68,549     397,177       0.0%
    Daesang Corp.                                                                 122,230   2,874,708       0.0%
#   Daesang Holdings Co., Ltd.                                                    108,201     986,800       0.0%
#   Daesung Holdings Co., Ltd.                                                     22,393     180,493       0.0%
#*  Daewon Cable Co., Ltd.                                                        245,177     366,567       0.0%
#*  Daewon Media Co., Ltd.                                                         20,730     229,800       0.0%
#   Daewon Pharmaceutical Co., Ltd.                                                73,158   1,088,285       0.0%
#   Daewon San Up Co., Ltd.                                                        39,857     287,807       0.0%
#*  Daewoo Engineering & Construction Co., Ltd.                                   521,622   2,876,989       0.0%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.                            720,658   2,821,541       0.0%
#   Daewoong Co., Ltd.                                                              8,088     310,782       0.0%
#   Daewoong Pharmaceutical Co., Ltd.                                              20,111   1,198,145       0.0%
*   Dahaam E-Tec Co., Ltd.                                                          1,420       4,188       0.0%
    Daihan Pharmaceutical Co., Ltd.                                                14,989     385,227       0.0%
    DaiShin Information & Communications Co., Ltd.                                 14,863      33,196       0.0%
    Daishin Securities Co., Ltd.                                                  328,164   3,017,801       0.0%
#*  Danal Co., Ltd.                                                               100,241     443,412       0.0%
#   Daou Data Corp.                                                               118,479   1,089,623       0.0%
#   Daou Technology, Inc.                                                         241,794   4,361,578       0.0%
#*  Dasan Networks, Inc.                                                           95,820     567,144       0.0%
#   Dawonsys Co., Ltd.                                                             55,469     677,544       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                                    704,652   1,014,634       0.0%
*   Dayou Smart Aluminium Co., Ltd.                                               149,636     134,113       0.0%
#   DCM Corp.                                                                      16,370     169,970       0.0%
#*  Deutsch Motors, Inc.                                                           36,838     134,238       0.0%
    DGB Financial Group, Inc.                                                   1,241,812  10,402,156       0.1%
#   DHP Korea Co., Ltd.                                                            33,077     232,978       0.0%
    Digital Chosun Co., Ltd.                                                       67,865     261,988       0.0%
#*  Digital Optics Co., Ltd.                                                       50,607     191,688       0.0%
#   Digital Power Communications Co., Ltd.                                         82,473     272,256       0.0%
#*  DIO Corp.                                                                      48,771   1,940,758       0.0%
    Display Tech Co., Ltd.                                                         15,091      52,452       0.0%
    DK UIL Co., Ltd.                                                               11,516     109,597       0.0%
#*  DMS Co., Ltd.                                                                  58,196     402,410       0.0%
#*  DNF Co., Ltd.                                                                  41,472     531,760       0.0%
#   Dong A Eltek Co., Ltd.                                                         44,065     798,851       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                                                42,269     890,253       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Dong-A Socio Holdings Co., Ltd.                                                12,830 $ 1,624,077       0.0%
#   Dong-A ST Co., Ltd.                                                            11,742     879,903       0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                                       35,504     256,105       0.0%
#   Dong-Il Corp.                                                                   5,926     314,293       0.0%
#   Dongbang Transport Logistics Co., Ltd.                                         78,710     144,135       0.0%
*   Dongbu Co., Ltd.                                                              169,757     118,785       0.0%
*   Dongbu Corp.                                                                    2,435      22,344       0.0%
#*  Dongbu HiTek Co., Ltd.                                                        233,405   3,468,106       0.0%
    Dongbu Insurance Co., Ltd.                                                    261,460  16,219,263       0.1%
*   Dongbu Securities Co., Ltd.                                                   180,596     523,173       0.0%
#*  Dongbu Steel Co., Ltd.                                                         14,118     158,085       0.0%
    Dongil Industries Co., Ltd.                                                     8,412     532,878       0.0%
#   Dongjin Semichem Co., Ltd.                                                    317,117   2,328,236       0.0%
#*  Dongkook Industrial Co., Ltd.                                                 137,901     266,738       0.0%
#   DongKook Pharmaceutical Co., Ltd.                                              15,058     689,780       0.0%
    Dongkuk Industries Co., Ltd.                                                  120,096     519,000       0.0%
*   Dongkuk Steel Mill Co., Ltd.                                                  448,150   3,197,741       0.0%
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.                                   133,958     967,065       0.0%
#   Dongsuh Cos Inc.                                                               43,911   1,040,508       0.0%
#   Dongsung Chemical Co., Ltd.                                                    22,347     403,404       0.0%
#   DONGSUNG Corp.                                                                206,295   1,163,480       0.0%
    Dongsung Finetec Co., Ltd.                                                     19,340      96,460       0.0%
#*  Dongsung Pharmaceutical Co., Ltd.                                              71,092     253,905       0.0%
#*  Dongwha Enterprise Co., Ltd.                                                    7,247     220,773       0.0%
    Dongwha Pharm Co., Ltd.                                                       118,658     804,871       0.0%
#   Dongwon Development Co., Ltd.                                                 147,623     588,985       0.0%
#   Dongwon F&B Co., Ltd.                                                           7,096   1,249,046       0.0%
    Dongwon Industries Co., Ltd.                                                    5,655   1,521,717       0.0%
#   Dongwon Systems Corp.                                                          16,135     786,794       0.0%
    Dongyang E&P, Inc.                                                             43,308     506,190       0.0%
#*  Dongyang Steel Pipe Co., Ltd.                                                 208,124     220,617       0.0%
    Doosan Corp.                                                                   54,910   4,913,237       0.0%
#*  Doosan Engine Co., Ltd.                                                       251,639     774,837       0.0%
    Doosan Heavy Industries & Construction Co., Ltd.                              271,636   6,197,465       0.1%
#*  Doosan Infracore Co., Ltd.                                                  1,115,689   6,737,388       0.1%
#*  Dragonfly GF Co., Ltd.                                                         36,843     218,617       0.0%
#   DRB Holding Co., Ltd.                                                          63,067     704,706       0.0%
#   DSK Co., Ltd.                                                                   2,528      80,819       0.0%
#*  Duk San Neolux Co., Ltd.                                                       20,016     515,608       0.0%
#*  Duksan Hi-Metal Co., Ltd.                                                      56,787     367,290       0.0%
#   Duksung Co., Ltd.                                                              18,160     102,314       0.0%
#   DuzonBIzon Co., Ltd.                                                          128,713   2,508,569       0.0%
#   DY Corp.                                                                      189,581   1,036,889       0.0%
#   e Tec E&C, Ltd.                                                                 9,199     789,277       0.0%
    e-Credible Co., Ltd.                                                            1,377      14,861       0.0%
#   e-LITECOM Co., Ltd.                                                            57,874     491,461       0.0%
    E-MART, Inc.                                                                   97,828  13,872,019       0.1%
#*  e-Starco Co., Ltd.                                                            273,152     399,727       0.0%
#   E1 Corp.                                                                       15,381     817,039       0.0%
#   Eagon Industrial, Ltd.                                                         54,278     537,134       0.0%
#   Easy Bio, Inc.                                                                282,989   1,493,615       0.0%
#*  Eco Energy Holdings Co., Ltd.                                                  19,553     208,564       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Ecopro Co., Ltd.                                                             65,222 $   718,625       0.0%
#   EG Corp.                                                                     23,730     209,280       0.0%
#*  Ehwa Technologies Information Co., Ltd.                                     247,196     112,409       0.0%
#*  Elcomtec Co., Ltd.                                                           60,407     104,966       0.0%
#   Elentec Co., Ltd.                                                            59,736     271,370       0.0%
*   ELK Corp.                                                                   191,288     290,240       0.0%
#*  EM-Tech Co., Ltd.                                                            60,931     547,631       0.0%
#*  Emerson Pacific, Inc.                                                        13,440     440,916       0.0%
#*  EMKOREA Co., Ltd.                                                            48,875     211,334       0.0%
*   EMW Co., Ltd.                                                                39,484     101,279       0.0%
#   Enex Co., Ltd.                                                              131,253     271,973       0.0%
#   ENF Technology Co., Ltd.                                                    105,533   2,170,263       0.0%
#   Eo Technics Co., Ltd.                                                        37,384   2,055,090       0.0%
#   Estechpharma Co., Ltd.                                                       33,415     339,157       0.0%
*   ESTsoft Corp.                                                                 3,612      25,168       0.0%
#   Eugene Corp.                                                                363,129   1,460,513       0.0%
#*  Eugene Investment & Securities Co., Ltd.                                    660,770   1,386,100       0.0%
#   Eugene Technology Co., Ltd.                                                  80,195   1,360,824       0.0%
#   Eusu Holdings Co., Ltd.                                                     107,850     589,195       0.0%
#   EVERDIGM Corp.                                                               24,908     198,686       0.0%
*   EXA E&C, Inc.                                                                34,309      63,653       0.0%
    F&F Co., Ltd.                                                                25,502     358,426       0.0%
#*  Farmsco                                                                      40,803     418,334       0.0%
#*  FarmStory Co., Ltd.                                                         181,834     210,274       0.0%
#*  Feelux Co., Ltd.                                                             21,865      64,365       0.0%
#   Fila Korea, Ltd.                                                             40,192   3,061,976       0.0%
#   Fine Technix Co., Ltd.                                                      157,826     376,979       0.0%
#*  Finetex EnE, Inc.                                                            81,221     490,236       0.0%
#*  Firstec Co., Ltd.                                                           151,053     451,968       0.0%
#*  Foosung Co., Ltd.                                                           382,885   2,596,011       0.0%
    Fursys, Inc.                                                                 11,270     334,195       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                                                     57,498   1,269,182       0.0%
#*  Gamevil, Inc.                                                                13,538     656,346       0.0%
    Gaon Cable Co., Ltd.                                                         15,900     280,316       0.0%
#*  GemVax & Kael Co., Ltd.                                                       4,156      52,188       0.0%
#*  GeneOne Life Science, Inc.                                                   14,088     135,834       0.0%
#*  Genic Co., Ltd.                                                              19,568     293,087       0.0%
*   Gigalane Co., Ltd.                                                            3,717      17,349       0.0%
    GIIR, Inc.                                                                   16,730     115,234       0.0%
#*  Global Display Co., Ltd.                                                     51,902     152,658       0.0%
#*  GNCO Co., Ltd.                                                              448,073   1,850,323       0.0%
    Golfzon Co., Ltd.                                                            13,993     823,948       0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                              166,564   1,129,863       0.0%
*   Good People Co., Ltd.                                                         8,052      15,837       0.0%
#   Grand Korea Leisure Co., Ltd.                                               183,550   3,482,925       0.0%
#   Green Cross Corp.                                                            17,774   2,164,337       0.0%
#   Green Cross Holdings Corp.                                                   97,118   1,881,210       0.0%
*   Green Non-Life Insurance Co., Ltd.                                           14,915          --       0.0%
#*  GS Engineering & Construction Corp.                                         312,395   7,292,322       0.1%
#*  GS Global Corp.                                                             353,822     826,527       0.0%
    GS Holdings Corp.                                                           389,066  17,308,983       0.1%
    GS Home Shopping, Inc.                                                       13,340   2,048,466       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   GS Retail Co., Ltd.                                                         103,001 $ 4,387,215       0.0%
#   Gwangju Shinsegae Co., Ltd.                                                   2,985     654,447       0.0%
#   Haesung Industrial Co., Ltd.                                                  6,757      80,737       0.0%
#*  Halla Corp.                                                                 126,289     507,051       0.0%
#   Halla Holdings Corp.                                                         61,203   3,620,360       0.0%
#   Han Kuk Carbon Co., Ltd.                                                    204,001   1,086,141       0.0%
    Hana Financial Group, Inc.                                                  857,712  24,532,416       0.2%
#   Hana Micron, Inc.                                                           112,232     501,504       0.0%
#   Hana Tour Service, Inc.                                                      55,813   3,140,641       0.0%
*   Hanall Biopharma Co., Ltd.                                                   15,223     156,531       0.0%
    Hancom, Inc.                                                                 83,985   1,293,460       0.0%
#   Handok, Inc.                                                                 14,179     280,686       0.0%
#   Handsome Co., Ltd.                                                           69,017   2,446,337       0.0%
    Hanexpress Co., Ltd.                                                            151      10,393       0.0%
    Hanil Cement Co., Ltd.                                                       24,569   1,594,394       0.0%
#   Hanil Vacuum Co., Ltd.                                                       32,116      84,236       0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.                            547,154   1,861,740       0.0%
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.                    81,264     369,900       0.0%
#   Hanjin Kal Corp.                                                            365,906   5,399,201       0.0%
#*  Hanjin P&C Co., Ltd.                                                        106,545     251,780       0.0%
#   Hanjin Transportation Co., Ltd.                                              69,119   1,776,953       0.0%
*   Hankook Cosmetics Manufacturing Co., Ltd.(6147398)                            2,781      73,218       0.0%
#*  Hankook Cosmetics Manufacturing Co., Ltd.(B5W13D9)                            9,827     123,847       0.0%
    Hankook Shell Oil Co., Ltd.                                                   4,267   1,644,144       0.0%
    Hankook Tire Co., Ltd.                                                      375,972  18,054,576       0.1%
    Hankuk Glass Industries, Inc.                                                 3,770      88,450       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                                         16,362     415,287       0.0%
    Hankuk Steel Wire Co., Ltd.                                                   5,197      15,997       0.0%
#   Hanla IMS Co., Ltd.                                                           7,256      97,865       0.0%
    Hanmi Pharm Co., Ltd.                                                        22,711   7,170,798       0.1%
    Hanmi Science Co., Ltd.                                                      25,640   1,700,757       0.0%
#   Hanmi Semiconductor Co., Ltd.                                                62,140     751,708       0.0%
    HanmiGlobal Co., Ltd.                                                        16,111     126,501       0.0%
#   Hanon Systems                                                               685,114   6,406,008       0.1%
#   Hans Biomed Corp.                                                            16,558     213,507       0.0%
#   Hansae Co., Ltd.                                                            110,642   2,445,096       0.0%
#   Hansae Yes24 Holdings Co., Ltd.                                              78,019     714,686       0.0%
#*  Hanshin Construction                                                         28,212     438,023       0.0%
#   Hanshin Machinery Co.                                                        59,719     133,860       0.0%
#   Hansol Chemical Co., Ltd.                                                    54,895   3,968,329       0.0%
#*  Hansol Holdings Co., Ltd.                                                   436,355   2,450,058       0.0%
#*  Hansol HomeDeco Co., Ltd.                                                   427,135     652,573       0.0%
    Hansol Logistics Co., Ltd.                                                   31,484      73,929       0.0%
    Hansol Paper Co., Ltd.                                                       87,123   1,542,819       0.0%
#*  Hansol SeenTec Co, Ltd.                                                      64,620     101,026       0.0%
#*  Hansol Technics Co., Ltd.                                                    70,215     927,091       0.0%
#   Hanssem Co., Ltd.                                                            49,898   7,727,973       0.1%
    Hanwha Chemical Corp.                                                       446,473  10,512,028       0.1%
    Hanwha Corp.                                                                338,904  11,037,556       0.1%
#   Hanwha Galleria Timeworld Co., Ltd.                                          10,127     347,670       0.0%
    Hanwha General Insurance Co., Ltd.                                          260,430   1,726,650       0.0%
#*  Hanwha Investment & Securities Co., Ltd.                                    758,879   1,481,109       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Hanwha Life Insurance Co., Ltd.                                             906,641 $ 4,949,815       0.0%
    Hanwha Techwin Co., Ltd.                                                    129,327   7,183,649       0.1%
#   Hanyang Eng Co., Ltd.                                                        59,789     649,368       0.0%
    Hanyang Securities Co., Ltd.                                                 18,020     117,084       0.0%
#*  Harim Co., Ltd.                                                              99,808     389,770       0.0%
#*  Harim Holdings Co., Ltd.                                                    286,466   1,001,219       0.0%
#*  HB Technology Co., Ltd.                                                     208,784     804,083       0.0%
#   Heung-A Shipping Co., Ltd.                                                  692,455   1,014,616       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                                   27,667      83,547       0.0%
#   High Tech Pharm Co., Ltd.                                                    20,320     267,789       0.0%
#   Hite Jinro Co., Ltd.                                                        143,592   2,759,958       0.0%
#   Hitejinro Holdings Co., Ltd.                                                 59,538     621,014       0.0%
#   HMC Investment Securities Co., Ltd.                                         120,113   1,000,135       0.0%
#   Home Center Co., Ltd.                                                        99,409     437,738       0.0%
#*  Homecast Co., Ltd.                                                           74,332   1,203,444       0.0%
#   Hotel Shilla Co., Ltd.                                                      104,501   5,227,123       0.0%
#   HS Industries Co., Ltd.                                                     262,210   2,220,186       0.0%
#   HS R&A Co., Ltd.                                                             27,598     783,733       0.0%
#   Huchems Fine Chemical Corp.                                                  97,292   2,009,882       0.0%
#   Humax Co., Ltd.                                                             127,382   1,623,349       0.0%
#   Humedix Co., Ltd.                                                             9,663     304,965       0.0%
*   Huons Co., Ltd.                                                              21,428   1,099,872       0.0%
#   Huons Global Co., Ltd.                                                       23,165     869,817       0.0%
#   Huvis Corp.                                                                  95,341     596,848       0.0%
#   Huvitz Co., Ltd.                                                             37,370     398,992       0.0%
#   Hwa Shin Co., Ltd.                                                          131,083     788,908       0.0%
    Hwacheon Machine Tool Co., Ltd.                                               4,514     197,987       0.0%
#   Hwail Pharm Co., Ltd.                                                        15,264      97,886       0.0%
    Hwangkum Steel & Technology Co., Ltd.                                         1,712      11,536       0.0%
    HwaSung Industrial Co., Ltd.                                                 48,011     526,826       0.0%
#   Hy-Lok Corp.                                                                 45,610     906,989       0.0%
#   Hyosung Corp.                                                               145,246  16,966,891       0.1%
#*  Hyundai BNG Steel Co., Ltd.                                                  67,753     681,861       0.0%
#   Hyundai C&F, Inc.                                                            22,896     321,664       0.0%
#*  Hyundai Cement Co.                                                            2,624      66,468       0.0%
#   Hyundai Corp.                                                                50,094     917,494       0.0%
    Hyundai Department Store Co., Ltd.                                           74,453   7,638,062       0.1%
    Hyundai Development Co-Engineering & Construction                           227,008   9,599,622       0.1%
#*  Hyundai Elevator Co., Ltd.                                                   65,548   3,203,448       0.0%
    Hyundai Engineering & Construction Co., Ltd.                                404,283  14,602,945       0.1%
#   Hyundai Engineering Plastics Co., Ltd.                                      154,006   1,213,115       0.0%
    Hyundai Glovis Co., Ltd.                                                     72,190  10,927,461       0.1%
#   Hyundai Greenfood Co., Ltd.                                                 131,882   1,929,848       0.0%
#*  Hyundai Heavy Industries Co., Ltd.                                          102,331  12,977,649       0.1%
    Hyundai Home Shopping Network Corp.                                          24,208   2,399,994       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                              226,727     732,269       0.0%
#   Hyundai Livart Furniture Co., Ltd.                                           46,590   1,005,083       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                                   422,669  13,046,680       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                                            41,060     312,566       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                                              91,283   5,584,835       0.1%
    Hyundai Mobis Co., Ltd.                                                     157,813  37,639,694       0.2%
    Hyundai Motor Co.                                                           364,834  44,542,372       0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Hyundai Pharmaceutical Co., Ltd.                                             35,163 $   136,553       0.0%
#*  Hyundai Rotem Co., Ltd.                                                     111,376   1,818,586       0.0%
    Hyundai Steel Co.                                                           330,396  14,236,720       0.1%
    Hyundai Wia Corp.                                                            89,315   6,127,241       0.1%
#   HyVision System, Inc.                                                        53,429     320,190       0.0%
#   i-Components Co, Ltd.                                                        24,962     268,151       0.0%
*   i-SENS, Inc.                                                                 24,801     707,907       0.0%
    I3System, Inc.                                                                  404      15,850       0.0%
#*  iA, Inc.                                                                    164,417     631,581       0.0%
#*  ICD Co., Ltd.                                                                57,931     780,466       0.0%
#*  IHQ, Inc.                                                                   246,340     425,524       0.0%
#   Il Dong Holdings Co., Ltd.                                                    9,436     224,694       0.0%
*   IL Dong Pharmaceutical Co., Ltd.                                             23,316     358,628       0.0%
    Ilji Technology Co., Ltd.                                                     2,788      17,788       0.0%
#*  Iljin Display Co., Ltd.                                                     109,773     394,334       0.0%
#   Iljin Electric Co., Ltd.                                                    122,139     495,636       0.0%
#   Iljin Holdings Co., Ltd.                                                    118,883     605,907       0.0%
#*  Iljin Materials Co., Ltd.                                                    42,433     596,078       0.0%
#   Ilshin Spinning Co., Ltd.                                                     7,702     875,132       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                              3,144     311,418       0.0%
#   Ilya Co., Ltd.                                                                9,190      64,418       0.0%
#*  IM Co., Ltd.                                                                 67,915     219,363       0.0%
#   iMarketKorea, Inc.                                                           92,024   1,026,859       0.0%
#   iMBC Co., Ltd.                                                               28,170      96,639       0.0%
#   InBody Co., Ltd.                                                             71,375   2,056,949       0.0%
    Industrial Bank of Korea                                                    905,758  10,426,264       0.1%
#*  Infinitt Healthcare Co., Ltd.                                                48,878     312,896       0.0%
#*  Infraware, Inc.                                                              74,425     252,300       0.0%
#*  INITECH Co., Ltd.                                                            24,047     146,933       0.0%
#*  InkTec Co., Ltd.                                                              8,166      71,357       0.0%
    Innocean Worldwide, Inc.                                                        803      48,587       0.0%
#*  InnoWireless, Inc.                                                           22,924     173,899       0.0%
#*  Innox Corp.                                                                  77,404   1,239,611       0.0%
#*  Insun ENT Co., Ltd.                                                         166,161     823,682       0.0%
    Intelligent Digital Integrated Security Co., Ltd.                            27,364     255,464       0.0%
#*  Interflex Co., Ltd.                                                          62,711     893,491       0.0%
    Intergis Co., Ltd.                                                           13,600      39,271       0.0%
#   Interojo Co., Ltd.                                                           33,956   1,170,941       0.0%
#   Interpark Corp.                                                              17,745     173,595       0.0%
#   Interpark Holdings Corp.                                                    242,103   1,054,480       0.0%
    INTOPS Co., Ltd.                                                             55,051     971,524       0.0%
#*  INVENIA Co., Ltd.                                                            20,398      86,116       0.0%
    Inzi Controls Co., Ltd.                                                      44,490     194,522       0.0%
#   INZI Display Co., Ltd.                                                      124,958     223,640       0.0%
#*  Iones Co., Ltd.                                                              17,495     249,056       0.0%
    IS Dongseo Co., Ltd.                                                         78,143   3,376,865       0.0%
#   ISC Co., Ltd.                                                                25,113     385,531       0.0%
#   ISU Chemical Co., Ltd.                                                       67,318     911,357       0.0%
#   IsuPetasys Co., Ltd.                                                        209,672     765,219       0.0%
#   J.ESTINA Co., Ltd.                                                           29,951     244,078       0.0%
*   Jaeyoung Solutec Co., Ltd.                                                    8,152      16,401       0.0%
#   Jahwa Electronics Co., Ltd.                                                  87,488   1,110,714       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   JB Financial Group Co., Ltd.                                                659,634 $ 3,420,181       0.0%
#   JC Hyun System, Inc.                                                         11,913      59,067       0.0%
*   Jcontentree Corp.                                                           272,063     901,384       0.0%
#   Jeil Pharmaceutical Co.                                                      24,100   1,425,537       0.0%
*   Jeil Savings Bank                                                             3,200          --       0.0%
#*  Jeju Semiconductor Corp.                                                     17,264      58,099       0.0%
#*  Jenax, Inc.                                                                  23,951     530,753       0.0%
    Jinro Distillers Co., Ltd.                                                   10,312     284,899       0.0%
#   Jinsung T.E.C.                                                               53,672     298,643       0.0%
    JLS Co., Ltd.                                                                 9,323      63,547       0.0%
#*  JoyCity Corp.                                                                27,258     484,326       0.0%
*   Joymax Co., Ltd.                                                             12,470      81,168       0.0%
#*  Jusung Engineering Co., Ltd.                                                197,509   1,628,353       0.0%
#   JVM Co., Ltd.                                                                15,824     618,388       0.0%
#   JW Holdings Corp.                                                           181,986   1,582,168       0.0%
#   JW Pharmaceutical Corp.                                                      52,216   2,239,635       0.0%
*   JYP Entertainment Corp.                                                      58,711     284,513       0.0%
#   Kakao Corp.                                                                  48,558   3,237,868       0.0%
    Kangnam Jevisco Co., Ltd.                                                    24,783     806,539       0.0%
    Kangwon Land, Inc.                                                          283,615   9,399,507       0.1%
#   KAON Media Co., Ltd.                                                         39,464     358,250       0.0%
#   KB Capital Co., Ltd.                                                         64,920   1,489,665       0.0%
    KB Financial Group, Inc.                                                    675,774  25,014,991       0.2%
    KB Financial Group, Inc. ADR                                                460,499  17,029,253       0.1%
    KB Insurance Co., Ltd.                                                      274,973   6,949,202       0.1%
*   KC Cottrell Co., Ltd.                                                         5,541      28,734       0.0%
#   KC Green Holdings Co., Ltd.                                                  75,861     572,430       0.0%
#   KC Tech Co., Ltd.                                                           121,362   1,472,007       0.0%
    KCC Corp.                                                                    25,859   9,129,619       0.1%
*   KCC Engineering & Construction Co., Ltd.                                     15,750     130,648       0.0%
*   KCO Energy, Inc.                                                                 70          --       0.0%
*   KEC Corp.                                                                   575,773     483,722       0.0%
#   KEPCO Engineering & Construction Co., Inc.                                   42,217     924,193       0.0%
#   KEPCO Plant Service & Engineering Co., Ltd.                                  96,518   4,626,913       0.0%
#   Keyang Electric Machinery Co., Ltd.                                         143,232     623,971       0.0%
#*  KEYEAST Co., Ltd.                                                           365,719     831,074       0.0%
#   KG Chemical Corp.                                                            61,538     751,413       0.0%
    KG Eco Technology Service Co., Ltd.                                          41,749     119,020       0.0%
#   Kginicis Co., Ltd.                                                           66,108     708,072       0.0%
#   KGMobilians Co., Ltd.                                                        58,006     479,113       0.0%
#   KH Vatec Co., Ltd.                                                          104,177   1,144,915       0.0%
    Kia Motors Corp.                                                            661,264  23,480,637       0.1%
    KISCO Corp.                                                                  27,936     917,691       0.0%
    KISCO Holdings Co., Ltd.                                                      3,590     192,906       0.0%
#   Kishin Corp.                                                                 42,990     199,490       0.0%
#   KISWIRE, Ltd.                                                                43,065   1,468,348       0.0%
#   KIWOOM Securities Co., Ltd.                                                  73,101   4,235,841       0.0%
#*  KJ Pretech Co., Ltd.                                                         15,679     129,179       0.0%
#*  KleanNara Co., Ltd.                                                          61,271     285,422       0.0%
*   KMH Co., Ltd.                                                                71,656     514,487       0.0%
#*  KMH Hitech Co., Ltd.                                                         53,654      63,962       0.0%
#*  KMW Co., Ltd.                                                                41,576     299,120       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                      PERCENTAGE
                                                                                SHARES    VALUE++   OF NET ASSETS**
                                                                                ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Kocom Co., Ltd.                                                              20,174 $   161,791       0.0%
#   Kodaco Co., Ltd.                                                            144,125     433,797       0.0%
#   Koentec Co., Ltd.                                                           245,255     590,774       0.0%
#   Koh Young Technology, Inc.                                                   57,905   2,264,195       0.0%
#   Kolao Holdings                                                              109,521     840,770       0.0%
#   Kolon Corp.                                                                  34,881   1,548,731       0.0%
*   Kolon Global Corp.                                                           36,213     422,559       0.0%
    Kolon Industries, Inc.                                                      116,412   7,562,172       0.1%
#   Kolon Life Science, Inc.                                                     29,028   3,791,116       0.0%
    Kolon Plastic, Inc.                                                           5,378      32,518       0.0%
#*  Komipharm International Co., Ltd.                                            34,601   1,168,950       0.0%
#   KONA I Co., Ltd.                                                            113,093   1,180,578       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                                            103,751     604,821       0.0%
    Kopla Co., Ltd.                                                               3,044      41,706       0.0%
    Korea Aerospace Industries, Ltd.                                            179,491  10,137,825       0.1%
#   Korea Alcohol Industrial Co., Ltd.                                           54,701     442,870       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                                    33,539     274,487       0.0%
#   Korea Circuit Co., Ltd.                                                     122,972     864,854       0.0%
#   Korea District Heating Corp.                                                 18,169   1,097,169       0.0%
    Korea Electric Power Corp.                                                  257,703  11,148,395       0.1%
    Korea Electric Power Corp. Sponsored ADR                                    534,918  11,666,562       0.1%
    Korea Electric Terminal Co., Ltd.                                            33,071   2,065,725       0.0%
#   Korea Electronic Certification Authority, Inc.                               89,901     444,966       0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.                      93,274     397,719       0.0%
#   Korea Export Packaging Industrial Co., Ltd.                                  11,810     190,370       0.0%
*   Korea Flange Co., Ltd.                                                       30,363     384,273       0.0%
    Korea Fuel-Tech Corp.                                                         3,121      12,239       0.0%
    Korea Gas Corp.                                                             120,719   4,879,315       0.0%
#*  Korea Information & Communications Co, Ltd.                                  98,473     957,227       0.0%
#   Korea Information Certificate Authority, Inc.                                42,657     230,158       0.0%
    Korea Investment Holdings Co., Ltd.                                         234,176   8,384,404       0.1%
#   Korea Kolmar Co., Ltd.                                                       55,120   3,921,904       0.0%
#   Korea Kolmar Holdings Co., Ltd.                                              29,595     756,507       0.0%
#*  Korea Line Corp.                                                             86,028   1,354,759       0.0%
#*  Korea Materials & Analysis Corp.                                              4,220      69,704       0.0%
    Korea Petrochemical Ind Co., Ltd.                                            24,707   4,404,363       0.0%
#   Korea United Pharm, Inc.                                                     50,469     740,099       0.0%
    Korea Zinc Co., Ltd.                                                         22,273   8,843,917       0.1%
*   Korean Air Lines Co., Ltd.                                                  215,760   6,031,163       0.1%
    Korean Reinsurance Co.                                                      638,370   6,578,758       0.1%
#   Kortek Corp.                                                                 74,591     914,454       0.0%
    KPX Chemical Co., Ltd.                                                        8,349     460,994       0.0%
#*  KR Motors Co., Ltd.                                                         360,460     292,800       0.0%
*   KSCB Co., Ltd.                                                                6,588      28,443       0.0%
#   Ksign Co., Ltd.                                                              41,542      77,934       0.0%
    KSS LINE, Ltd.                                                               12,454      87,743       0.0%
    KT Corp.                                                                     51,973   1,466,142       0.0%
#   KT Corp. Sponsored ADR                                                      309,798   4,953,670       0.0%
*   KT Hitel Co., Ltd.                                                           51,227     329,587       0.0%
#*  KT Music Corp.                                                               51,414     160,569       0.0%
    KT Skylife Co., Ltd.                                                        172,978   2,694,968       0.0%
#   KT Submarine Co., Ltd.                                                       31,268     131,046       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    KT&G Corp.                                                                    272,127 $26,839,917       0.2%
#*  KTB Investment & Securities Co., Ltd.                                         455,173   1,137,605       0.0%
    KTCS Corp.                                                                     76,200     163,735       0.0%
#   Ktis Corp.                                                                    103,389     325,042       0.0%
    Kukbo Design Co., Ltd.                                                          3,545      47,610       0.0%
    Kukdo Chemical Co., Ltd.                                                       24,955   1,180,018       0.0%
    Kukdong Oil & Chemicals Co., Ltd.                                              28,970      81,542       0.0%
    Kum Yang Co., Ltd. .                                                           19,425      48,576       0.0%
#*  Kumho Electric Co., Ltd.                                                       20,072     165,376       0.0%
*   Kumho Industrial Co., Ltd.                                                     85,457     714,120       0.0%
#   Kumho Petrochemical Co., Ltd.                                                  59,557   3,639,301       0.0%
#*  Kumho Tire Co., Inc.                                                          576,535   5,169,493       0.0%
#   Kumkang Kind Co., Ltd.                                                         18,103     717,899       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                                           169,964   1,225,883       0.0%
#*  Kwang Myung Electric Co., Ltd.                                                225,527     629,451       0.0%
#   Kwangju Bank                                                                  133,529   1,178,458       0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                                     22,044     281,253       0.0%
#   Kyobo Securities Co., Ltd.                                                    130,294   1,055,528       0.0%
#   Kyongbo Pharmaceutical Co., Ltd.                                               12,493     146,440       0.0%
#   Kyung Dong Navien Co., Ltd.                                                    28,390   1,454,766       0.0%
*   Kyung Nam Pharm Co., Ltd.                                                      14,347      63,058       0.0%
#   Kyung-In Synthetic Corp.                                                      137,152     550,706       0.0%
#   Kyungbang, Ltd.                                                                59,490     940,970       0.0%
#   Kyungchang Industrial Co., Ltd.                                               101,711     446,399       0.0%
#   KyungDong City Gas Co., Ltd.                                                   11,573     685,527       0.0%
#   Kyungdong Pharm Co., Ltd.                                                      34,216     536,384       0.0%
#   L&F Co., Ltd.                                                                  43,180     619,073       0.0%
#*  LB Semicon, Inc.                                                              242,252     641,201       0.0%
#   LEADCORP, Inc. (The)                                                           60,933     423,377       0.0%
#*  Leaders Cosmetics Co., Ltd.                                                    78,982   1,363,580       0.0%
#   LEENO Industrial, Inc.                                                         53,650   2,013,096       0.0%
#   Leenos Corp.                                                                   71,041     210,596       0.0%
    LF Corp.                                                                      140,463   2,662,982       0.0%
    LG Chem, Ltd.                                                                 165,021  35,443,203       0.2%
    LG Corp.                                                                      274,953  14,703,429       0.1%
    LG Display Co., Ltd.                                                        1,405,016  33,593,402       0.2%
    LG Display Co., Ltd. ADR                                                      865,280  10,392,013       0.1%
#   LG Electronics, Inc.                                                          732,508  30,536,298       0.2%
#   LG Hausys, Ltd.                                                                50,697   4,187,164       0.0%
#   LG Household & Health Care, Ltd.                                               23,769  17,002,872       0.1%
#   LG Innotek Co., Ltd.                                                           91,443   6,228,918       0.1%
    LG International Corp.                                                        170,150   4,134,930       0.0%
*   LG Life Sciences, Ltd.                                                         73,350   3,980,436       0.0%
    LG Uplus Corp.                                                              1,376,178  14,183,170       0.1%
#   Lion Chemtech Co., Ltd.                                                        10,297     158,325       0.0%
#*  LIS Co., Ltd.                                                                  27,055     286,749       0.0%
#*  Liveplex Co., Ltd.                                                             21,125      33,324       0.0%
#   LMS Co., Ltd.                                                                  35,029     231,634       0.0%
    Lock&Lock Co., Ltd.                                                            96,805   1,131,140       0.0%
#*  Loen Entertainment, Inc.                                                       18,826   1,107,444       0.0%
#*  LOT Vacuum Co., Ltd.                                                           19,071     223,740       0.0%
    Lotte Chemical Corp.                                                           74,948  18,830,857       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Lotte Chilsung Beverage Co., Ltd.                                               3,656 $ 4,921,546       0.0%
#   Lotte Confectionery Co., Ltd.                                                   9,981   1,675,425       0.0%
#   LOTTE Fine Chemical Co., Ltd.                                                 129,345   3,275,138       0.0%
    Lotte Food Co., Ltd.                                                            3,624   2,187,286       0.0%
    LOTTE Himart Co., Ltd.                                                         68,730   2,646,587       0.0%
#*  Lotte Non-Life Insurance Co., Ltd.                                            474,345   1,126,675       0.0%
#   Lotte Shopping Co., Ltd.                                                       29,909   5,967,609       0.1%
#   LS Corp.                                                                      143,809   6,878,040       0.1%
    LS Industrial Systems Co., Ltd.                                               107,222   3,663,813       0.0%
*   Lumens Co., Ltd.                                                              312,268   1,096,416       0.0%
#   Macquarie Korea Infrastructure Fund                                         1,445,494  11,128,564       0.1%
#*  Macrogen, Inc.                                                                 32,660     948,151       0.0%
#   Maeil Dairy Industry Co., Ltd.                                                 35,762   1,058,116       0.0%
#   Mando Corp.                                                                    39,206   9,166,656       0.1%
#   Mcnex Co., Ltd.                                                                44,843     783,299       0.0%
#   MDS Technology Co., Ltd.                                                       25,070     387,439       0.0%
*   Mediana Co., Ltd.                                                               3,503      51,520       0.0%
#*  Medifron DBT Co., Ltd.                                                         36,680     167,479       0.0%
#*  Medipost Co., Ltd.                                                             10,285     508,425       0.0%
#   Medy-Tox, Inc.                                                                 23,285   8,261,435       0.1%
#   MegaStudy Co., Ltd.                                                            16,780     474,162       0.0%
#   MegaStudyEdu Co., Ltd.                                                          8,879     366,870       0.0%
#*  Melfas, Inc.                                                                  109,335     703,912       0.0%
#   Meritz Financial Group, Inc.                                                  225,681   2,216,857       0.0%
#   Meritz Fire & Marine Insurance Co., Ltd.                                      422,730   5,882,627       0.1%
#   Meritz Securities Co., Ltd.                                                 1,881,583   5,576,161       0.1%
#   META BIOMED Co., Ltd.                                                          48,840     187,813       0.0%
#*  Mgame Corp.                                                                   159,392     726,630       0.0%
    Mi Chang Oil Industrial Co., Ltd.                                               2,270     174,598       0.0%
*   MiCo, Ltd.                                                                     81,331     212,964       0.0%
#   Minwise Co., Ltd.                                                               4,930     128,167       0.0%
    Mirae Asset Daewoo Co., Ltd.                                                  924,811   6,236,619       0.1%
    Mirae Asset Life Insurance Co., Ltd.                                            4,936      20,179       0.0%
    Mirae Asset Securities Co., Ltd.                                              358,241   7,065,243       0.1%
#*  Mirae Corp.                                                                 1,526,714     374,605       0.0%
    Miwon Chemicals Co., Ltd.                                                       1,485      93,786       0.0%
*   Miwon Commercial Co., Ltd.                                                        456      92,703       0.0%
    Miwon Specialty Chemical Co., Ltd.                                              1,031     361,318       0.0%
#   MK Electron Co., Ltd.                                                          80,713     591,890       0.0%
    MK Trend Co., Ltd.                                                              5,316      59,798       0.0%
#*  MNTech Co., Ltd.                                                               89,667     444,545       0.0%
*   Mobase Co., Ltd.                                                                4,778      31,325       0.0%
#   Moda-InnoChips Co., Ltd.                                                       34,587     305,152       0.0%
    Modetour Network, Inc.                                                         42,607     986,205       0.0%
#   Monalisa Co., Ltd.                                                             28,400     151,361       0.0%
    MonAmi Co., Ltd.                                                               38,910     147,112       0.0%
    Moorim P&P Co., Ltd.                                                          172,591     614,183       0.0%
#*  Moorim Paper Co., Ltd.                                                        150,573     364,626       0.0%
#   Motonic Corp.                                                                  49,880     403,787       0.0%
#   Muhak Co., Ltd.                                                                48,708     967,853       0.0%
#   Multicampus Co, Ltd.                                                           10,717     355,110       0.0%
    Myungmoon Pharm Co., Ltd.                                                       8,441      32,363       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Namhae Chemical Corp.                                                          87,648 $   623,623       0.0%
#*  Namsun Aluminum Co., Ltd.                                                     374,085     384,662       0.0%
    Namyang Dairy Products Co., Ltd.                                                1,384     815,325       0.0%
*   Nanos Co., Ltd.                                                                 1,495       1,798       0.0%
#   Nasmedia Co., Ltd.                                                              1,846      67,183       0.0%
#*  Naturalendo Tech Co., Ltd.                                                     44,220     742,604       0.0%
    NAVER Corp.                                                                    62,169  46,512,689       0.3%
#   NCSoft Corp.                                                                   44,773  10,342,955       0.1%
#   NeoPharm Co., Ltd.                                                             26,480     661,431       0.0%
#*  Neowiz Games Corp.                                                             74,904     706,193       0.0%
    NEOWIZ HOLDINGS Corp.                                                          46,534     639,886       0.0%
#   NEPES Corp.                                                                   155,835     959,348       0.0%
#   Nexen Corp.                                                                   211,160   1,474,014       0.0%
    Nexen Tire Corp.                                                              255,852   2,935,077       0.0%
#*  Nexon GT Co., Ltd.                                                             91,376     639,117       0.0%
    NH Investment & Securities Co., Ltd.                                          666,129   5,857,451       0.1%
#*  NHN Entertainment Corp.                                                       101,727   4,457,126       0.0%
#   NHN KCP Corp.                                                                  78,566   1,172,537       0.0%
    NICE Holdings Co., Ltd.                                                       117,423   1,727,583       0.0%
#   Nice Information & Telecommunication, Inc.                                     23,491     750,316       0.0%
#   NICE Information Service Co., Ltd.                                            229,131   1,532,952       0.0%
#   NICE Total Cash Management Co., Ltd.                                           63,470     308,391       0.0%
#*  NK Co., Ltd.                                                                  107,504     451,752       0.0%
#   Nong Shim Holdings Co., Ltd.                                                   10,504     926,352       0.0%
#   Nong Woo Bio Co., Ltd.                                                         23,673     432,802       0.0%
#   NongShim Co., Ltd.                                                             11,291   2,841,249       0.0%
#   Noroo Holdings Co., Ltd.                                                        9,220     134,604       0.0%
#   NOROO Paint & Coatings Co., Ltd.                                               70,359     568,406       0.0%
#   NPC                                                                            83,760     461,026       0.0%
#*  NS Shopping Co., Ltd.                                                           6,373     917,910       0.0%
#*  Nuri Telecom Co., Ltd.                                                         14,596     128,728       0.0%
#*  NUVOTEC Co., Ltd.                                                              46,960     205,995       0.0%
#*  OCI Co., Ltd.                                                                  85,337   6,725,410       0.1%
#*  Omnisystem Co., Ltd.                                                          142,667     289,972       0.0%
#*  ONDA Entertainment Co., Ltd.                                                   84,229     219,865       0.0%
#   Openbase, Inc.                                                                 55,661     172,185       0.0%
    Opto Device Technology Co., Ltd.                                               24,340     177,269       0.0%
#*  OPTRON-TEC, Inc.                                                              104,824     504,916       0.0%
#*  Orientbio, Inc.                                                               304,224     441,977       0.0%
#   Orion Corp.                                                                    10,725   6,693,820       0.1%
#*  OSANGJAIEL Co., Ltd.                                                           35,202     298,144       0.0%
#*  Osstem Implant Co., Ltd.                                                       72,423   3,445,504       0.0%
#*  Osung LST Co., Ltd.                                                           297,005     320,811       0.0%
#   Ottogi Corp.                                                                    3,996   2,296,355       0.0%
#*  Pan Ocean Co., Ltd.                                                           668,751   2,104,227       0.0%
#   Pan-Pacific Co., Ltd.                                                         127,991     327,929       0.0%
    Pang Rim Co., Ltd.                                                              5,145     108,525       0.0%
#*  PaperCorea, Inc.                                                            1,152,014     583,010       0.0%
#   Paradise Co., Ltd.                                                            161,104   1,826,820       0.0%
#*  PARK & OPC Co., Ltd.                                                           19,649      60,659       0.0%
#   Partron Co., Ltd.                                                             346,325   2,702,391       0.0%
#*  Paru Co., Ltd.                                                                239,463     848,518       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  People & Technologies, Inc.                                    7,420 $    79,181       0.0%
    PHARMA RESEARCH PRODUCTS Co., Ltd.                               453      16,806       0.0%
#*  Pharmicell Co., Ltd.                                         148,323     596,407       0.0%
#*  Phoenix Materials Co., Ltd.                                   65,725      89,597       0.0%
    Pixelplus Co., Ltd.                                            2,033      28,035       0.0%
*   PNE Solution Co., Ltd.                                         3,858      21,124       0.0%
#*  Pobis TNC Co., Ltd.                                           31,223      86,148       0.0%
    POSCO                                                         25,426   5,290,450       0.0%
    POSCO Sponsored ADR                                          507,145  26,346,183       0.2%
    POSCO Chemtech Co., Ltd.                                     105,326   1,093,753       0.0%
    POSCO Coated & Color Steel Co., Ltd.                           3,334      78,751       0.0%
#   Posco Daewoo Corp.                                           188,898   4,101,779       0.0%
#*  Posco ICT Co., Ltd.                                          231,679   1,158,379       0.0%
#   Posco M-Tech Co., Ltd.                                        96,658     227,781       0.0%
#*  Power Logics Co., Ltd.                                       187,055     605,699       0.0%
#   PSK, Inc.                                                     72,430     875,776       0.0%
#   Pulmuone Co., Ltd.                                             6,925     716,111       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                               85,453     872,517       0.0%
#*  RaonSecure Co., Ltd.                                          45,075     106,804       0.0%
#*  Redrover Co., Ltd.                                            33,247     162,591       0.0%
#   Reyon Pharmaceutical Co., Ltd.                                10,903     242,400       0.0%
#   RFsemi Technologies, Inc.                                     20,093     184,279       0.0%
#   RFTech Co., Ltd.                                              73,919     442,042       0.0%
#   S Net Systems, Inc.                                           24,256     129,477       0.0%
*   S&C Engine Group, Ltd.                                       111,268     143,074       0.0%
#*  S&S Tech Corp.                                                74,376     529,663       0.0%
#   S&T Corp.                                                     10,683     165,914       0.0%
#   S&T Dynamics Co., Ltd.                                       163,629   1,321,779       0.0%
    S&T Holdings Co., Ltd.                                        45,930     599,958       0.0%
#   S&T Motiv Co., Ltd.                                           50,534   1,804,640       0.0%
    S-1 Corp.                                                     59,863   4,833,423       0.0%
#*  S-Connect Co., Ltd.                                          323,360     583,249       0.0%
#   S-Energy Co., Ltd.                                            48,842     420,205       0.0%
#*  S-MAC Co., Ltd.                                               97,200     565,424       0.0%
#   S-Oil Corp.                                                  173,368  11,847,559       0.1%
#   Saeron Automotive Corp.                                        3,180      22,215       0.0%
#*  Sajo Industries Co., Ltd.                                     15,367     837,966       0.0%
#*  Sajodongaone Co., Ltd.                                       119,520     174,104       0.0%
#   Sam Chun Dang Pharm Co., Ltd.                                 59,440     513,991       0.0%
#*  SAM KANG M&T Co., Ltd.                                         9,153      69,731       0.0%
#   Sam Young Electronics Co., Ltd.                               72,267     703,440       0.0%
#   Sam Yung Trading Co., Ltd.                                    43,857     674,115       0.0%
#   Sam-A Pharm Co., Ltd.                                          6,959     126,932       0.0%
    Samchully Co., Ltd.                                           16,127   1,374,688       0.0%
#   Samchuly Bicycle Co., Ltd.                                    30,653     376,938       0.0%
#   Samho Development Co., Ltd.                                   67,987     193,041       0.0%
*   Samho International Co., Ltd.                                 10,561     161,349       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                            58,699     573,510       0.0%
#   Samick Musical Instruments Co., Ltd.                         335,392     673,078       0.0%
#   Samick THK Co., Ltd.                                          74,604     684,030       0.0%
#*  Samji Electronics Co., Ltd.                                    8,124      58,487       0.0%
    Samjin LND Co., Ltd.                                          57,071     146,396       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                 SHARES     VALUE++    OF NET ASSETS**
                                                                                --------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Samjin Pharmaceutical Co., Ltd.                                                60,533 $  1,669,209       0.0%
    Samkee Automotive Co., Ltd.                                                    57,260      181,593       0.0%
#   Samkwang Glass                                                                 11,182      586,224       0.0%
#   Samlip General Foods Co., Ltd.                                                 12,050    1,793,304       0.0%
#   Sammok S-Form Co., Ltd.                                                        50,496      608,185       0.0%
#   Samsung C&T Corp.                                                             118,877   16,756,192       0.1%
    Samsung Card Co., Ltd.                                                         63,900    2,690,168       0.0%
    Samsung Climate Control Co., Ltd.                                               4,190       41,216       0.0%
    Samsung Electro-Mechanics Co., Ltd.                                           271,394   11,141,249       0.1%
    Samsung Electronics Co., Ltd.                                                 379,401  542,667,873       2.9%
#*  Samsung Engineering Co., Ltd.                                                 308,632    2,547,413       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                                     123,792   31,492,805       0.2%
#*  Samsung Heavy Industries Co., Ltd.                                            726,845    6,177,109       0.1%
    Samsung Life Insurance Co., Ltd.                                              166,079   16,026,589       0.1%
    Samsung SDI Co., Ltd.                                                         151,625   12,479,684       0.1%
    Samsung SDS Co., Ltd.                                                          52,618    7,095,486       0.1%
    Samsung Securities Co., Ltd.                                                  280,245    8,428,529       0.1%
#*  SAMT Co., Ltd.                                                                341,980      501,487       0.0%
#   Samwha Capacitor Co., Ltd.                                                     67,323      586,881       0.0%
    Samyang Corp.                                                                   9,791      879,161       0.0%
#   Samyang Foods Co., Ltd.                                                        19,983      670,761       0.0%
    Samyang Holdings Corp.                                                         22,483    2,451,376       0.0%
#   Samyang Tongsang Co., Ltd.                                                     10,025      430,284       0.0%
#*  Samyoung Chemical Co., Ltd.                                                   158,910      216,632       0.0%
#   Sang-A Frontec Co., Ltd.                                                        8,242       70,211       0.0%
#*  Sangbo Corp.                                                                  107,342      321,301       0.0%
    Sangsin Brake                                                                   9,410       53,483       0.0%
#*  Sapphire Technology Co., Ltd.                                                  24,410      112,465       0.0%
#   SaraminHR Co, Ltd.                                                             11,290      176,023       0.0%
#   Satrec Initiative Co., Ltd.                                                     9,325      298,425       0.0%
#   SAVEZONE I&C Corp.                                                             74,680      358,842       0.0%
*   SBI Investment Korea Co., Ltd.                                                 23,452       10,605       0.0%
    SBS Contents Hub Co., Ltd.                                                     27,908      214,976       0.0%
    SBS Media Holdings Co., Ltd.                                                  319,735      796,849       0.0%
#*  SBW                                                                           303,952      521,634       0.0%
#*  SDN Co., Ltd.                                                                  33,277       53,309       0.0%
    Seah Besteel Corp.                                                            106,034    2,146,290       0.0%
    SeAH Holdings Corp.                                                             3,991      417,470       0.0%
    SeAH Steel Corp.                                                               23,015    1,399,311       0.0%
    Sebang Co., Ltd.                                                               76,066      999,909       0.0%
    Sebang Global Battery Co., Ltd.                                                47,026    1,523,420       0.0%
#*  Seegene, Inc.                                                                  32,732      864,241       0.0%
#   Sejong Industrial Co., Ltd.                                                    81,755      736,307       0.0%
*   Sejong Telecom, Inc.                                                           58,609       47,499       0.0%
    Sejoong Co., Ltd.                                                              18,026       67,711       0.0%
#   Sekonix Co., Ltd.                                                              51,907      582,494       0.0%
#   Sempio Foods Co.(6125651)                                                       3,827      136,352       0.0%
#*  Sempio Foods Co.(BD20Q99)                                                       8,094      222,112       0.0%
#*  Seobu T&D                                                                      62,101    1,078,942       0.0%
#   Seohan Co., Ltd.                                                              640,708    1,170,884       0.0%
#*  Seohee Construction Co., Ltd.                                               1,138,463    1,508,577       0.0%
#   Seondo Electric Co., Ltd.                                                      25,059       85,858       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#   Seoul Auction Co., Ltd.                                                        37,940 $   424,821       0.0%
    Seoul Pharma Co., Ltd.                                                          3,196      27,241       0.0%
#   Seoul Semiconductor Co., Ltd.                                                 287,202   3,428,991       0.0%
#*  Seowon Co., Ltd.                                                               64,632      96,982       0.0%
#   SEOWONINTECH Co., Ltd.                                                         66,219     630,945       0.0%
#   Seoyon Co., Ltd.                                                               93,483     906,288       0.0%
*   Seshin Co., Ltd.                                                                2,000          --       0.0%
*   Seven Star Works Co., Ltd.                                                      3,643      19,064       0.0%
#*  Sewon Cellontech Co., Ltd.                                                    149,072     379,612       0.0%
    Sewon Precision Industry Co., Ltd.                                              4,747      78,392       0.0%
#   SEWOONMEDICAL Co., Ltd.                                                       119,681     481,682       0.0%
#   SFA Engineering Corp.                                                          41,091   2,075,785       0.0%
#*  SFA Semicon Co, Ltd.                                                          274,760     530,378       0.0%
#*  SG Corp.                                                                      860,660     915,762       0.0%
*   SG&G Corp.                                                                     12,723      42,176       0.0%
#*  SGA Co., Ltd.                                                                 193,570     191,612       0.0%
#   SH Energy & Chemical Co., Ltd.                                                753,850   1,018,512       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                                           148,580     789,037       0.0%
    Shinhan Financial Group Co., Ltd.                                             481,695  18,426,846       0.1%
    Shinhan Financial Group Co., Ltd. ADR                                         333,226  12,875,853       0.1%
#*  Shinil Industrial Co., Ltd.                                                   214,068     328,230       0.0%
#   Shinsegae Engineering & Construction Co., Ltd.                                 11,829     415,358       0.0%
#   Shinsegae Food Co., Ltd.                                                        2,759     348,117       0.0%
#   Shinsegae Information & Communication Co., Ltd.                                 6,934     394,302       0.0%
#   Shinsegae International, Inc.                                                  11,189     764,741       0.0%
    Shinsegae, Inc.                                                                41,669   6,768,129       0.1%
*   Shinsung Solar Energy Co., Ltd.(6149316)                                      434,970     985,098       0.0%
*   Shinsung Solar Energy Co., Ltd.(B3CCL56)                                        3,229      11,751       0.0%
#*  Shinsung Tongsang Co., Ltd.                                                   609,653     648,342       0.0%
*   Shinwha Intertek Corp.                                                        100,815     289,960       0.0%
#*  Shinwon Corp.                                                                 185,661     265,885       0.0%
#   Shinyoung Securities Co., Ltd.                                                 13,851     601,633       0.0%
#   SHOWBOX Corp.                                                                 192,640   1,008,586       0.0%
#*  Signetics Corp.                                                               358,952     550,985       0.0%
#*  SIGONG TECH Co., Ltd.                                                          50,528     229,347       0.0%
    Silicon Works Co., Ltd.                                                        54,865   1,281,914       0.0%
#   Silla Co., Ltd.                                                                38,481     472,241       0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                                                   297,091     687,979       0.0%
#   SIMPAC, Inc.                                                                   95,286     407,946       0.0%
#   Sindoh Co., Ltd.                                                               20,807     954,662       0.0%
    SJM Co., Ltd.                                                                  47,500     255,045       0.0%
#   SK Bioland Co., Ltd.                                                           37,966     610,731       0.0%
    SK Chemicals Co., Ltd.                                                         95,391   4,979,660       0.0%
#*  SK Communications Co., Ltd.                                                    88,183     203,155       0.0%
#   SK Gas, Ltd.                                                                   32,894   2,764,533       0.0%
    SK Holdings Co., Ltd.                                                         182,520  35,606,019       0.2%
    SK Hynix, Inc.                                                              2,440,058  87,272,625       0.5%
    SK Innovation Co., Ltd.                                                       198,488  26,127,821       0.2%
    SK Materials Co., Ltd.                                                         36,450   4,957,929       0.0%
    SK Networks Co., Ltd.                                                         940,020   5,342,440       0.0%
#*  SK Securities Co., Ltd.                                                     2,496,173   2,258,060       0.0%
    SK Telecom Co., Ltd.                                                           41,159   8,068,495       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                                SHARES   VALUE++   OF NET ASSETS**
                                                                                ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   SKC Co., Ltd.                                                               166,665 $3,931,870       0.0%
*   SKC Solmics Co., Ltd.                                                        52,124    139,996       0.0%
#   SKCKOLONPI, Inc.                                                             63,057    682,149       0.0%
    SL Corp.                                                                    101,839  1,355,740       0.0%
#*  SM Culture & Contents Co., Ltd.                                              11,512     20,284       0.0%
#*  SM Entertainment Co.                                                         82,865  1,974,165       0.0%
    SMCo.re, Inc.                                                                 2,335     15,109       0.0%
#   SMEC Co., Ltd.                                                               52,053    170,378       0.0%
*   SNTEK Co., Ltd.                                                               5,277     38,191       0.0%
#*  SNU Precision Co., Ltd.                                                      23,749     96,872       0.0%
#*  Solborn, Inc.                                                                72,657    379,698       0.0%
#*  Solco Biomedical Co., Ltd.                                                  219,860    173,013       0.0%
#   Solid, Inc.                                                                  73,359    151,015       0.0%
#   Songwon Industrial Co., Ltd.                                                119,710  1,833,024       0.0%
#*  Sonokong Co., Ltd.                                                          154,346    916,733       0.0%
#*  Soosan Heavy Industries Co., Ltd.                                            21,760     38,817       0.0%
#   Soulbrain Co., Ltd.                                                          81,254  4,428,055       0.0%
    SPG Co., Ltd.                                                                 8,641     39,611       0.0%
#   Spigen Korea Co., Ltd.                                                       17,377    777,546       0.0%
#*  Ssangyong Cement Industrial Co., Ltd.                                       171,796  2,407,689       0.0%
#   Ssangyong Materials Corp.                                                    24,232     88,799       0.0%
*   Ssangyong Motor Co.                                                          22,141    142,177       0.0%
*   STX Engine Co., Ltd.                                                          7,212     44,803       0.0%
#   Suheung Co., Ltd.                                                            28,557    987,190       0.0%
#   Sun Kwang Co., Ltd.                                                           9,630    152,223       0.0%
#   Sunchang Corp.                                                               51,693    463,937       0.0%
#*  SundayToz Corp.                                                               8,308    204,308       0.0%
#   Sung Kwang Bend Co., Ltd.                                                   157,472  1,293,421       0.0%
#   Sungchang Enterprise Holdings, Ltd.                                         364,722    969,914       0.0%
#*  Sungshin Cement Co., Ltd.                                                   118,165    784,691       0.0%
#   Sungwoo Hitech Co., Ltd.                                                    294,482  1,971,458       0.0%
#   Sunjin Co., Ltd.                                                             25,013    574,524       0.0%
#*  Sunny Electronics Corp.                                                      43,610    181,751       0.0%
#*  Suprema HQ, Inc.                                                             25,328    180,685       0.0%
#*  Suprema, Inc.                                                                18,815    390,614       0.0%
#*  Synopex, Inc.                                                               294,929    433,831       0.0%
#   Systems Technology, Inc.                                                     48,355    518,794       0.0%
#   Tae Kyung Industrial Co., Ltd.                                               73,750    311,959       0.0%
    Taekwang Industrial Co., Ltd.                                                 2,581  1,891,602       0.0%
#*  Taewoong Co., Ltd.                                                           71,124  1,713,039       0.0%
#*  Taeyoung Engineering & Construction Co., Ltd.                               300,372  1,278,105       0.0%
#*  Taihan Electric Wire Co., Ltd.                                              283,190    467,114       0.0%
*   Taihan Textile Co., Ltd.                                                        279     15,349       0.0%
    Tailim Packaging Co., Ltd.                                                  197,188    526,707       0.0%
#*  TBH Global Co., Ltd.                                                         77,192    556,295       0.0%
#   TechWing, Inc.                                                               80,061    879,500       0.0%
#   TES Co., Ltd.                                                                49,309    923,704       0.0%
#*  Texcell-NetCom Co., Ltd.                                                    174,931    961,499       0.0%
#*  Theragen Etex Co., Ltd.                                                      17,491     81,753       0.0%
#*  Thinkware Systems Corp.                                                      26,651    263,851       0.0%
#*  TK Chemical Corp.                                                           355,304    598,358       0.0%
#   TK Corp.                                                                     90,498    668,845       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                       PERCENTAGE
                                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                                --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Tokai Carbon Korea Co., Ltd.                                                   21,597 $  622,336       0.0%
#   Tong Yang Moolsan Co., Ltd.                                                   250,870    554,632       0.0%
#*  Tongyang Cement & Energy Corp.                                                 36,786    115,417       0.0%
    Tongyang Life Insurance                                                       332,636  3,484,969       0.0%
#   Tongyang, Inc.                                                              1,002,953  2,814,825       0.0%
#   Tonymoly Co., Ltd.                                                              3,063    102,085       0.0%
#*  Top Engineering Co., Ltd.                                                      60,647    311,450       0.0%
#   Toptec Co., Ltd.                                                               68,944  1,154,654       0.0%
#   Tovis Co., Ltd.                                                               132,763    974,108       0.0%
#*  Trais Co., Ltd.                                                                52,841     90,234       0.0%
    TS Corp.                                                                       30,089    632,045       0.0%
#   UBCare Co., Ltd.                                                               97,042    293,561       0.0%
#   Ubiquoss, Inc.                                                                 70,797    688,769       0.0%
#*  Ubivelox, Inc.                                                                 14,683    129,383       0.0%
#   Ugint Co., Ltd.                                                                25,872    203,042       0.0%
#   Uju Electronics Co., Ltd.                                                      42,248    551,800       0.0%
#   Unid Co., Ltd.                                                                 36,866  1,505,584       0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.                            41,028    393,795       0.0%
#   Uniquest Corp.                                                                 45,800    196,811       0.0%
#*  Unison Co., Ltd.                                                              116,022    154,822       0.0%
#   UniTest, Inc.                                                                 116,896  1,376,043       0.0%
#   Value Added Technologies Co., Ltd.                                             50,247  1,377,944       0.0%
#   Viatron Technologies, Inc.                                                     39,093    687,699       0.0%
#   Vieworks Co., Ltd.                                                             43,441  2,332,853       0.0%
#   Visang Education, Inc.                                                         46,380    609,429       0.0%
#   Vitzrocell Co., Ltd.                                                           33,123    313,954       0.0%
#*  Webzen, Inc.                                                                  109,726  1,645,013       0.0%
#*  Welcron Co., Ltd.                                                              87,278    254,103       0.0%
#*  WeMade Entertainment Co., Ltd.                                                 32,991    559,944       0.0%
#   Whanin Pharmaceutical Co., Ltd.                                                57,940    738,528       0.0%
#   WillBes & Co. (The)                                                           559,699  1,343,998       0.0%
*   Winix, Inc.                                                                     7,644     55,660       0.0%
#   Wins Co., Ltd.                                                                 32,692    329,515       0.0%
#   WiSoL Co., Ltd.                                                               159,577  1,859,937       0.0%
#*  WIZIT Co., Ltd.                                                               228,782    242,833       0.0%
#*  WONIK CUBE Corp.                                                               46,904    102,753       0.0%
#*  Wonik Holdings Co., Ltd.                                                      264,733  1,498,323       0.0%
*   WONIK IPS Co., Ltd.                                                           159,431  3,238,281       0.0%
#*  Wonik Materials Co., Ltd.                                                      12,839    796,474       0.0%
#*  Wonik QnC Corp.                                                                21,993    309,130       0.0%
*   Woongjin Co., Ltd.                                                            198,114    463,787       0.0%
#*  Woongjin Energy Co., Ltd.                                                      64,140    309,684       0.0%
*   Woongjin Thinkbig Co., Ltd.                                                   134,784  1,122,470       0.0%
*   Wooree ETI Co., Ltd.                                                          159,312    198,921       0.0%
    Woori Bank                                                                    886,352  9,659,581       0.1%
    Woori Bank Sponsored ADR                                                        1,525     50,340       0.0%
#*  Woori Investment Bank Co., Ltd.                                             2,090,065  1,250,560       0.0%
*   Woori Technology, Inc.                                                        110,030     69,739       0.0%
#*  Wooridul Pharmaceutical, Ltd.                                                  19,134    315,683       0.0%
#   Woory Industrial Co., Ltd.                                                      5,337    112,126       0.0%
*   Woosu AMS Co., Ltd.                                                            23,687     70,434       0.0%
#   WooSung Feed Co., Ltd.                                                        125,452    375,449       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                   PERCENTAGE
                                                                                         SHARES      VALUE++     OF NET ASSETS**
                                                                                       ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#   Y G-1 Co., Ltd.                                                                        65,064 $      514,194       0.0%
#*  YD Online Corp.                                                                        72,043        252,004       0.0%
#*  YeaRimDang Publishing Co., Ltd.                                                        35,480        131,581       0.0%
#   Yeong Hwa Metal Co., Ltd.                                                             137,931        203,349       0.0%
#   YES24 Co., Ltd.                                                                        29,362        134,801       0.0%
    YESCO Co., Ltd.                                                                        12,998        427,659       0.0%
#   YG Entertainment, Inc.                                                                 42,864      1,095,560       0.0%
#   YJM Games Co., Ltd.                                                                    47,155        183,134       0.0%
    Yoosung Enterprise Co., Ltd.                                                          155,924        550,437       0.0%
#   YooSung T&S Co., Ltd.                                                                  70,971        360,171       0.0%
#   Youlchon Chemical Co., Ltd.                                                            51,970        614,983       0.0%
#   Young Heung Iron & Steel Co., Ltd.                                                    174,829        260,504       0.0%
    Young Poong Corp.                                                                       2,336      2,025,080       0.0%
#   Young Poong Precision Corp.                                                            88,170        645,665       0.0%
#   Youngone Corp.                                                                         88,721      2,489,938       0.0%
#   Youngone Holdings Co., Ltd.                                                            29,370      1,477,813       0.0%
*   YTN Co., Ltd.                                                                          18,296         41,467       0.0%
#*  Yuanta Securities Korea Co., Ltd.                                                     535,163      1,462,878       0.0%
#   Yuhan Corp.                                                                            19,486      3,572,762       0.0%
    YuHwa Securities Co., Ltd.                                                              5,800         79,486       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                                      265,384      2,025,489       0.0%
#*  Yuyang DNU Co., Ltd.                                                                  126,819        354,217       0.0%
    Zeus Co., Ltd.                                                                         14,811        160,813       0.0%
                                                                                                  --------------      ----
TOTAL SOUTH KOREA                                                                                  2,647,605,527      14.1%
                                                                                                  --------------      ----
TAIWAN -- (14.1%)
#   A-DATA Technology Co., Ltd.                                                         1,600,465      2,486,739       0.0%
#   Ability Enterprise Co., Ltd.                                                        2,037,974        999,791       0.0%
#   AcBel Polytech, Inc.                                                                2,670,468      1,975,494       0.0%
#   Accton Technology Corp.                                                             3,510,369      5,605,594       0.1%
#   Acer, Inc.                                                                         17,437,595      7,990,379       0.1%
#   ACES Electronic Co., Ltd.                                                             788,000        601,350       0.0%
#   Achem Technology Corp.                                                              1,716,264        586,430       0.0%
#*  Acme Electronics Corp.                                                                270,481        110,311       0.0%
#   Acter Co., Ltd.                                                                       260,000        698,927       0.0%
#   Actron Technology Corp.                                                               596,200      1,953,481       0.0%
    Addcn Technology Co., Ltd.                                                             13,146         83,616       0.0%
#   Adlink Technology, Inc.                                                               711,107      1,375,245       0.0%
#   Advanced Ceramic X Corp.                                                              400,000      3,198,584       0.0%
#*  Advanced Connectek, Inc.                                                            1,426,000        380,203       0.0%
    Advanced International Multitech Co., Ltd.                                            635,000        404,197       0.0%
#   Advanced Semiconductor Engineering, Inc.                                           24,278,750     28,527,028       0.2%
    Advanced Semiconductor Engineering, Inc. ADR                                          817,172      4,780,456       0.0%
#   Advanced Wireless Semiconductor Co.                                                 1,703,000      2,653,248       0.0%
#   Advancetek Enterprise Co., Ltd.                                                       960,158        547,659       0.0%
#   Advantech Co., Ltd.                                                                 1,013,087      8,233,414       0.1%
#*  AGV Products Corp.                                                                  3,802,603        906,147       0.0%
    AimCore Technology Co., Ltd.                                                          310,402        179,800       0.0%
#   Airtac International Group                                                            639,714      5,086,949       0.1%
#   Alcor Micro Corp.                                                                     463,000        285,994       0.0%
#*  ALI Corp.                                                                           2,579,000      1,353,811       0.0%
#   Allis Electric Co., Ltd.                                                              329,000        102,616       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Alltek Technology Corp.                                                        409,644 $   327,412       0.0%
#   Alltop Technology Co., Ltd.                                                    394,000     880,976       0.0%
#   Alpha Networks, Inc.                                                         2,736,100   1,574,256       0.0%
#   Altek Corp.                                                                  2,329,159   1,664,878       0.0%
    Amazing Microelectronic Corp.                                                   41,000      66,003       0.0%
    Ambassador Hotel (The)                                                       1,667,000   1,304,984       0.0%
    AMICCOM Electronics Corp.                                                       43,690      53,973       0.0%
#   AMPOC Far-East Co., Ltd.                                                       672,567     536,268       0.0%
#   AmTRAN Technology Co., Ltd.                                                  5,377,944   4,259,367       0.0%
#   Anpec Electronics Corp.                                                        700,448     636,735       0.0%
    Apacer Technology, Inc.                                                        749,005     786,529       0.0%
#*  APCB, Inc.                                                                     934,000     661,955       0.0%
    Apex Biotechnology Corp.                                                       710,625     937,567       0.0%
#   Apex International Co., Ltd.                                                   763,808     819,265       0.0%
#   Apex Medical Corp.                                                             390,463     429,334       0.0%
#   Apex Science & Engineering                                                     980,870     249,351       0.0%
#   Arcadyan Technology Corp.                                                    1,343,753   2,440,584       0.0%
    Ardentec Corp.                                                               3,648,993   2,717,651       0.0%
*   Arima Communications Corp.                                                   1,524,153     237,606       0.0%
#   Asia Cement Corp.                                                            8,763,655   7,640,525       0.1%
#*  Asia Optical Co., Inc.                                                       2,126,000   1,961,262       0.0%
*   Asia Pacific Telecom Co., Ltd.                                               1,049,000     336,766       0.0%
#*  Asia Plastic Recycling Holding, Ltd.                                         1,650,384     938,859       0.0%
#   Asia Polymer Corp.                                                           2,476,649   1,432,609       0.0%
#   Asia Vital Components Co., Ltd.                                              3,223,864   2,412,698       0.0%
#   ASMedia Technology, Inc.                                                       135,000   1,051,789       0.0%
#   ASPEED Technology, Inc.                                                        108,999   1,570,130       0.0%
#   ASROCK, Inc.                                                                   208,000     249,819       0.0%
    Asustek Computer, Inc.                                                       2,440,861  21,367,947       0.1%
#   Aten International Co., Ltd.                                                   683,715   1,715,113       0.0%
#   AU Optronics Corp.                                                          57,098,497  21,687,076       0.1%
    AU Optronics Corp. Sponsored ADR                                             1,487,852   5,624,081       0.1%
#   Audix Corp.                                                                    557,375     643,310       0.0%
#   AURAS Technology Co., Ltd.                                                     379,303   1,197,654       0.0%
#   Aurora Corp.                                                                   418,226     675,621       0.0%
#   AV Tech Corp.                                                                  201,000     137,843       0.0%
#   Avalue Technology, Inc.                                                        115,000     224,950       0.0%
#   Avermedia Technologies                                                       1,223,037     387,194       0.0%
#*  Avision, Inc.                                                                1,034,263     220,725       0.0%
#   AVY Precision Technology, Inc.                                                 301,940     479,643       0.0%
#   Awea Mechantronic Co., Ltd.                                                    216,062     193,990       0.0%
    Axiomtek Co., Ltd.                                                              79,000     140,058       0.0%
    Bank of Kaohsiung Co., Ltd.                                                  2,903,855     813,481       0.0%
#   Basso Industry Corp.                                                           693,284   1,864,439       0.0%
#   BenQ Materials Corp.                                                         1,691,000     718,907       0.0%
#   BES Engineering Corp.                                                       11,785,050   2,006,542       0.0%
#   Bionet Corp.                                                                   260,000     251,976       0.0%
    Bionime Corp.                                                                   28,000      40,931       0.0%
*   Biostar Microtech International Corp.                                        1,058,712     301,491       0.0%
#   Bioteque Corp.                                                                 338,680   1,450,684       0.0%
#   Bizlink Holding, Inc.                                                          592,982   3,001,869       0.0%
#   Boardtek Electronics Corp.                                                   1,094,000   1,082,669       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    Bon Fame Co., Ltd.                                                              17,000 $    90,677       0.0%
    Bothhand Enterprise, Inc.                                                       82,000     126,889       0.0%
    Bright Led Electronics Corp.                                                   912,180     283,140       0.0%
#*  C Sun Manufacturing, Ltd.                                                      993,740     501,168       0.0%
    C-Media Electronics, Inc.                                                       14,000      12,302       0.0%
#*  Cameo Communications, Inc.                                                   1,245,116     239,956       0.0%
    Capital Securities Corp.                                                    14,393,210   3,598,126       0.0%
#   Career Technology MFG. Co., Ltd.                                             2,858,000   1,822,493       0.0%
#*  Carnival Industrial Corp.                                                    1,889,000     324,789       0.0%
#   Casetek Holdings, Ltd.                                                         801,000   2,571,418       0.0%
#   Catcher Technology Co., Ltd.                                                 3,985,872  31,201,202       0.2%
    Cathay Chemical Works                                                           35,000      16,477       0.0%
#   Cathay Financial Holding Co., Ltd.                                          19,446,499  25,167,212       0.2%
    Cathay Real Estate Development Co., Ltd.                                     4,037,600   2,069,724       0.0%
#   Celxpert Energy Corp.                                                          108,000      61,280       0.0%
#*  Center Laboratories, Inc.                                                       78,000     160,210       0.0%
#   Central Reinsurance Co., Ltd.                                                  700,774     306,386       0.0%
#   Chailease Holding Co., Ltd.                                                  3,882,240   6,701,600       0.1%
#   ChainQui Construction Development Co., Ltd.                                    425,464     252,318       0.0%
*   Champion Building Materials Co., Ltd.                                        2,178,390     479,628       0.0%
    Champion Microelectronic Corp.                                                  45,132      53,603       0.0%
    Chang Hwa Commercial Bank, Ltd.                                             22,895,295  11,698,445       0.1%
    Chang Wah Electromaterials, Inc.                                               290,520   1,365,980       0.0%
#   Channel Well Technology Co., Ltd.                                            1,184,000   1,133,520       0.0%
#   Charoen Pokphand Enterprise                                                  1,903,620   2,705,824       0.0%
#   Chaun-Choung Technology Corp.                                                  563,000   2,482,093       0.0%
#   CHC Healthcare Group                                                            72,000      99,756       0.0%
#   CHC Resources Corp.                                                            347,135     590,663       0.0%
#   Chen Full International Co., Ltd.                                              804,000   1,241,177       0.0%
#   Chenbro Micom Co., Ltd.                                                        502,000     821,606       0.0%
    Cheng Loong Corp.                                                            6,225,160   2,256,423       0.0%
    Cheng Shin Rubber Industry Co., Ltd.                                         7,807,508  15,884,919       0.1%
#   Cheng Uei Precision Industry Co., Ltd.                                       3,715,630   4,546,434       0.0%
#   Chenming Mold Industry Corp.                                                   363,708     210,576       0.0%
#   Chia Chang Co., Ltd.                                                           919,000     704,384       0.0%
#   Chia Hsin Cement Corp.                                                       2,422,747     683,934       0.0%
    Chicony Electronics Co., Ltd.                                                3,044,418   7,778,348       0.1%
#   Chicony Power Technology Co., Ltd.                                             374,000     607,412       0.0%
#   Chien Kuo Construction Co., Ltd.                                             1,874,706     502,511       0.0%
#   Chilisin Electronics Corp.                                                   1,002,481   2,189,192       0.0%
#   Chime Ball Technology Co., Ltd.                                                182,696     221,490       0.0%
#   Chimei Materials Technology Corp.                                            2,577,200   1,012,595       0.0%
#   Chin-Poon Industrial Co., Ltd.                                               2,517,617   4,821,241       0.0%
    China Airlines, Ltd.                                                        22,146,057   6,700,058       0.1%
    China Bills Finance Corp.                                                      889,000     356,273       0.0%
#   China Chemical & Pharmaceutical Co., Ltd.                                    1,992,000   1,122,512       0.0%
#   China Development Financial Holding Corp.                                   50,457,157  12,626,006       0.1%
#   China Ecotek Corp.                                                             167,000     237,873       0.0%
#*  China Electric Manufacturing Corp.                                           1,821,220     428,787       0.0%
#   China General Plastics Corp.                                                 2,954,374   2,361,312       0.0%
    China Glaze Co., Ltd.                                                          661,022     272,758       0.0%
    China Life Insurance Co., Ltd.                                              14,926,194  13,758,420       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
#   China Man-Made Fiber Corp.                                                   8,597,845 $ 2,079,579       0.0%
#   China Metal Products                                                         2,087,405   2,056,509       0.0%
#   China Motor Corp.                                                            3,953,716   3,096,307       0.0%
#*  China Petrochemical Development Corp.                                       19,823,325   5,660,414       0.1%
#   China Steel Chemical Corp.                                                     688,998   2,364,658       0.0%
    China Steel Corp.                                                           29,318,440  21,175,754       0.1%
#   China Steel Structure Co., Ltd.                                                660,000     458,358       0.0%
    China Synthetic Rubber Corp.                                                 3,777,541   2,964,495       0.0%
*   China United Trust & Investment Corp.                                           50,053          --       0.0%
#   China Wire & Cable Co., Ltd.                                                   742,400     354,950       0.0%
#*  Chinese Gamer International Corp.                                              150,000     173,440       0.0%
    Chinese Maritime Transport, Ltd.                                               610,964     467,529       0.0%
#   Chipbond Technology Corp.                                                    4,647,000   6,414,993       0.1%
#*  ChipMOS TECHNOLOGIES, Inc.                                                     631,216     562,930       0.0%
#   Chlitina Holding, Ltd.                                                         345,000   1,510,302       0.0%
#   Chong Hong Construction Co., Ltd.                                            1,144,739   1,879,470       0.0%
#   Chroma ATE, Inc.                                                             1,386,705   3,514,847       0.0%
#   Chun YU Works & Co., Ltd.                                                    1,435,000     590,595       0.0%
    Chun Yuan Steel                                                              2,425,177     829,349       0.0%
*   Chung Hung Steel Corp.                                                       5,817,926   1,328,785       0.0%
#   Chung Hwa Pulp Corp.                                                         3,149,308     893,351       0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.                          3,002,500   1,683,720       0.0%
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.                                212,000     183,171       0.0%
*   Chunghwa Picture Tubes, Ltd.                                                15,894,759     777,736       0.0%
#   Chunghwa Precision Test Tech Co., Ltd.                                          55,000   1,827,980       0.0%
    Chunghwa Telecom Co., Ltd.                                                   4,972,000  17,024,934       0.1%
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                                       413,388  14,117,200       0.1%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                                      667,000     385,868       0.0%
    Cleanaway Co., Ltd.                                                            437,000   2,323,768       0.0%
#   Clevo Co.                                                                    2,804,482   2,566,237       0.0%
#*  CMC Magnetics Corp.                                                         15,960,032   1,877,815       0.0%
*   Co-Tech Development Corp.                                                      101,000      89,327       0.0%
    CoAdna Holdings, Inc.                                                           54,000      97,335       0.0%
#   CoAsia Microelectronics Corp.                                                  894,642     386,492       0.0%
#   Coland Holdings, Ltd.                                                          113,000     166,343       0.0%
#   Collins Co., Ltd.                                                              316,060     106,675       0.0%
    Compal Electronics, Inc.                                                    26,535,560  15,778,488       0.1%
#   Compeq Manufacturing Co., Ltd.                                              10,081,000   5,309,065       0.1%
#   Compucase Enterprise                                                           102,000     140,472       0.0%
#   Concord Securities Co., Ltd.                                                 3,041,000     597,072       0.0%
#   Continental Holdings Corp.                                                   3,524,250   1,149,165       0.0%
    Contrel Technology Co., Ltd.                                                    29,000      15,684       0.0%
    Coretronic Corp.                                                             3,694,600   3,823,029       0.0%
#   Cowealth Medical Holding Co., Ltd.                                             108,319     173,359       0.0%
#   Coxon Precise Industrial Co., Ltd.                                           1,134,000   1,081,911       0.0%
#   Creative Sensor, Inc.                                                          479,000     304,021       0.0%
#*  Crystalwise Technology, Inc.                                                   266,585      67,957       0.0%
#   CSBC Corp. Taiwan                                                            3,486,150   1,445,141       0.0%
    CTBC Financial Holding Co., Ltd.                                            60,077,931  32,309,497       0.2%
#   CTCI Corp.                                                                   2,575,896   3,780,034       0.0%
#   Cub Elecparts, Inc.                                                            293,807   2,695,282       0.0%
#   CviLux Corp.                                                                   616,378     526,919       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Cyberlink Corp.                                                                512,504 $ 1,019,253       0.0%
#   CyberPower Systems, Inc.                                                       235,000     671,731       0.0%
#   CyberTAN Technology, Inc.                                                    1,880,873   1,124,736       0.0%
#   Cypress Technology Co., Ltd.                                                    74,000     303,213       0.0%
#   D-Link Corp.                                                                 5,576,758   1,789,660       0.0%
#   DA CIN Construction Co., Ltd.                                                1,034,809     619,253       0.0%
    Da-Li Development Co., Ltd.                                                    684,745     429,631       0.0%
    Dadi Early-Childhood Education Group Ltd.                                       10,000      60,672       0.0%
    Dafeng TV, Ltd.                                                                328,061     363,640       0.0%
#*  Danen Technology Corp.                                                       3,341,000     767,814       0.0%
#   Darfon Electronics Corp.                                                     1,931,700   1,131,242       0.0%
#   Darwin Precisions Corp.                                                      3,590,304   1,388,717       0.0%
#   Davicom Semiconductor, Inc.                                                    170,392     114,764       0.0%
#   De Licacy Industrial Co., Ltd.                                                 404,224     333,042       0.0%
#   Delpha Construction Co., Ltd.                                                1,371,754     575,450       0.0%
#   Delta Electronics, Inc.                                                      5,197,028  27,360,150       0.2%
#   Depo Auto Parts Ind Co., Ltd.                                                  754,634   2,357,136       0.0%
#   DFI, Inc.                                                                      400,571     610,902       0.0%
#   Dimerco Express Corp.                                                          522,000     341,188       0.0%
    Dr Wu Skincare Co., Ltd.                                                         3,000      20,521       0.0%
#   Dynacolor, Inc.                                                                267,000     355,232       0.0%
*   Dynamic Electronics Co., Ltd.                                                1,760,583     520,188       0.0%
    Dynapack International Technology Corp.                                        921,000   1,204,851       0.0%
#   E Ink Holdings, Inc.                                                         7,489,000   6,347,328       0.1%
#   E-Lead Electronic Co., Ltd.                                                    664,846     618,079       0.0%
    E-Life Mall Corp.                                                              335,000     641,168       0.0%
*   E-Ton Solar Tech Co., Ltd.                                                   2,358,168     729,746       0.0%
    E.Sun Financial Holding Co., Ltd.                                           32,365,286  18,380,402       0.1%
*   Eastern Media International Corp.                                            3,361,270     798,594       0.0%
#   Eclat Textile Co., Ltd.                                                        803,842   9,108,360       0.1%
#   Edimax Technology Co., Ltd.                                                  1,445,423     464,481       0.0%
#   Edison Opto Corp.                                                              893,000     380,150       0.0%
#   Edom Technology Co., Ltd.                                                      994,038     553,519       0.0%
#   eGalax_eMPIA Technology, Inc.                                                  462,934     742,110       0.0%
#   Elan Microelectronics Corp.                                                  1,865,323   2,109,825       0.0%
#   Elite Advanced Laser Corp.                                                   1,107,440   4,026,487       0.0%
#   Elite Material Co., Ltd.                                                     2,315,839   6,447,223       0.1%
#   Elite Semiconductor Memory Technology, Inc.                                  1,977,390   2,106,410       0.0%
#   Elitegroup Computer Systems Co., Ltd.                                        2,847,028   1,216,814       0.0%
    eMemory Technology, Inc.                                                       417,000   4,417,766       0.0%
#   Emerging Display Technologies Corp.                                            760,000     235,912       0.0%
    ENG Electric Co., Ltd.                                                       1,061,945     561,092       0.0%
#   Ennoconn Corp.                                                                 177,487   2,812,504       0.0%
#   EnTie Commercial Bank Co., Ltd.                                              2,193,166     836,612       0.0%
*   Episil Holdings, Inc.                                                          707,500     223,815       0.0%
#*  Epistar Corp.                                                                9,124,261   6,195,169       0.1%
    Eslite Spectrum Corp. (The)                                                     11,550      66,884       0.0%
#   Eson Precision Ind. Co., Ltd.                                                  529,000     686,618       0.0%
#   Eternal Materials Co., Ltd.                                                  4,207,051   4,434,103       0.0%
#   Etron Technology, Inc.                                                       2,845,000   1,092,239       0.0%
#   Eurocharm Holdings Co., Ltd.                                                    55,000     155,671       0.0%
    Eva Airways Corp.                                                           15,213,362   7,323,916       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Everest Textile Co., Ltd.                                                    1,983,064 $ 1,039,219       0.0%
    Evergreen International Storage & Transport Corp.                            3,975,000   1,610,942       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                                         10,398,306   3,883,467       0.0%
#   Everlight Chemical Industrial Corp.                                          2,583,756   1,634,419       0.0%
#   Everlight Electronics Co., Ltd.                                              3,106,570   4,685,670       0.0%
#   Everspring Industry Co., Ltd.                                                  440,000     227,420       0.0%
    Excelsior Medical Co., Ltd.                                                    708,581   1,011,758       0.0%
    EZconn Corp.                                                                    30,000      45,281       0.0%
#   Far Eastern Department Stores, Ltd.                                          8,074,000   4,279,199       0.0%
#   Far Eastern International Bank                                              15,928,230   4,529,426       0.0%
    Far Eastern New Century Corp.                                               13,054,705  10,100,992       0.1%
    Far EasTone Telecommunications Co., Ltd.                                     7,226,000  17,075,860       0.1%
#   Faraday Technology Corp.                                                     1,369,893   1,362,862       0.0%
#*  Farglory F T Z Investment Holding Co., Ltd.                                    614,000     267,348       0.0%
#   Farglory Land Development Co., Ltd.                                          3,706,105   4,259,772       0.0%
#   Federal Corp.                                                                3,335,938   1,427,165       0.0%
#   Feedback Technology Corp.                                                      346,000     668,364       0.0%
    Feng Hsin Steel Co., Ltd.                                                    2,476,131   3,281,577       0.0%
#   Feng TAY Enterprise Co., Ltd.                                                1,703,292   7,104,643       0.1%
    Fine Blanking & Tool Co., Ltd.                                                  35,000      47,144       0.0%
#   Firich Enterprises Co., Ltd.                                                    42,487      87,860       0.0%
*   First Copper Technology Co., Ltd.                                            1,044,000     223,719       0.0%
    First Financial Holding Co., Ltd.                                           40,589,150  21,261,713       0.1%
    First Hi-Tec Enterprise Co., Ltd.                                               61,000      56,535       0.0%
#   First Hotel                                                                  1,032,805     540,104       0.0%
*   First Insurance Co., Ltd, (The)                                              1,616,640     578,943       0.0%
#*  First Steamship Co., Ltd.                                                    2,652,838     601,498       0.0%
    FLEXium Interconnect, Inc.                                                   2,684,805   7,634,506       0.1%
#   Flytech Technology Co., Ltd.                                                   666,070   2,193,152       0.0%
#   FocalTech Systems Co., Ltd.                                                  1,558,174   1,685,453       0.0%
#   Formosa Advanced Technologies Co., Ltd.                                      1,288,000     900,224       0.0%
    Formosa Chemicals & Fibre Corp.                                              6,707,198  19,913,701       0.1%
#   Formosa International Hotels Corp.                                             352,975   1,979,152       0.0%
#   Formosa Laboratories, Inc.                                                     304,178     852,657       0.0%
#   Formosa Oilseed Processing Co., Ltd.                                           421,891     693,270       0.0%
#   Formosa Optical Technology Co., Ltd.                                           193,000     439,922       0.0%
    Formosa Petrochemical Corp.                                                  3,187,000  10,640,994       0.1%
#   Formosa Plastics Corp.                                                       7,135,770  19,283,368       0.1%
    Formosa Taffeta Co., Ltd.                                                    3,902,460   3,555,415       0.0%
    Formosan Rubber Group, Inc.                                                  3,198,602   1,488,149       0.0%
#   Formosan Union Chemical                                                      1,789,401     958,013       0.0%
#   Fortune Electric Co., Ltd.                                                     724,304     397,752       0.0%
#   Founding Construction & Development Co., Ltd.                                1,340,882     684,689       0.0%
    Foxconn Technology Co., Ltd.                                                 4,312,241  12,500,378       0.1%
    Foxlink Image Technology Co., Ltd.                                             771,000     369,899       0.0%
#   Foxsemicon Integrated Technology, Inc.                                         264,000     660,395       0.0%
*   Froch Enterprise Co., Ltd.                                                   1,199,384     363,918       0.0%
    FSP Technology, Inc.                                                         1,049,619     801,323       0.0%
#   Fubon Financial Holding Co., Ltd.                                           19,197,387  27,162,531       0.2%
#   Fulgent Sun International Holding Co., Ltd.                                    238,240     469,474       0.0%
#   Fullerton Technology Co., Ltd.                                                 637,670     462,175       0.0%
#   Fulltech Fiber Glass Corp.                                                   2,623,540   1,084,072       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                                ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Fwusow Industry Co., Ltd.                                                      865,638 $  423,714       0.0%
#   G Shank Enterprise Co., Ltd.                                                   899,510    718,099       0.0%
#*  G Tech Optoelectronics Corp.                                                 1,112,955    729,408       0.0%
#   Gallant Precision Machining Co., Ltd.                                        1,248,000    820,843       0.0%
#   Gamania Digital Entertainment Co., Ltd.                                        572,000    515,166       0.0%
*   GEM Terminal Industrial Co., Ltd.                                                    1         --       0.0%
#   Gemtek Technology Corp.                                                      2,526,574  1,454,122       0.0%
#   General Interface Solution Holding, Ltd.                                       638,000  1,700,033       0.0%
#   General Plastic Industrial Co., Ltd.                                           246,684    334,490       0.0%
#   Generalplus Technology, Inc.                                                   128,000    152,474       0.0%
#*  Genesis Photonics, Inc.                                                      2,381,418    345,777       0.0%
#   Genesys Logic, Inc.                                                            175,000    220,794       0.0%
#*  Genius Electronic Optical Co., Ltd.                                            771,810  1,230,899       0.0%
*   Genmont Biotech, Inc.                                                          105,314     69,123       0.0%
#   GeoVision, Inc.                                                                390,486    587,201       0.0%
    Getac Technology Corp.                                                       3,740,281  4,857,925       0.0%
#   Giant Manufacturing Co., Ltd.                                                1,115,363  7,889,267       0.1%
#   Giantplus Technology Co., Ltd.                                               1,937,000  1,046,855       0.0%
    Gigabyte Technology Co., Ltd.                                                4,461,750  5,863,147       0.1%
#   Gigasolar Materials Corp.                                                      240,820  3,034,995       0.0%
#*  Gigastorage Corp.                                                            3,553,728  2,550,653       0.0%
#   Ginko International Co., Ltd.                                                  238,000  2,219,249       0.0%
#*  Gintech Energy Corp.                                                         4,065,109  2,902,384       0.0%
#*  Global Brands Manufacture, Ltd.                                              2,132,973    736,222       0.0%
#   Global Lighting Technologies, Inc.                                             721,000  1,539,677       0.0%
#   Global Mixed Mode Technology, Inc.                                             534,000  1,180,759       0.0%
#   Global PMX Co., Ltd.                                                            41,000    187,694       0.0%
    Global Unichip Corp.                                                           658,000  1,676,331       0.0%
#   Globalwafers Co., Ltd.                                                         298,779    736,410       0.0%
    Globe Union Industrial Corp.                                                 1,435,820    706,623       0.0%
#   Gloria Material Technology Corp.                                             4,316,885  2,310,075       0.0%
#   Glory Science Co., Ltd.                                                        371,866    661,150       0.0%
#*  Gold Circuit Electronics, Ltd.                                               4,013,747  1,352,133       0.0%
    Golden Friends Corp.                                                            69,000     75,978       0.0%
#   Goldsun Building Materials Co., Ltd.                                         9,169,672  2,114,692       0.0%
#   Good Will Instrument Co., Ltd.                                                 224,342    145,681       0.0%
    Gourmet Master Co., Ltd.                                                       403,200  3,618,309       0.0%
#   Grand Ocean Retail Group, Ltd.                                                 222,000    158,214       0.0%
    Grand Pacific Petrochemical                                                  8,637,000  4,814,621       0.0%
#   Grand Plastic Technology Corp.                                                 136,000    875,088       0.0%
#   Grape King Bio, Ltd.                                                           780,000  6,549,261       0.1%
#   Great China Metal Industry                                                     920,000    675,500       0.0%
#   Great Taipei Gas Co., Ltd.                                                   1,435,000  1,079,617       0.0%
#   Great Wall Enterprise Co., Ltd.                                              4,471,797  4,068,490       0.0%
#   Greatek Electronics, Inc.                                                      823,000  1,039,028       0.0%
#*  Green Energy Technology, Inc.                                                2,395,640  1,313,769       0.0%
#   Green Seal Holding, Ltd.                                                       258,000  1,368,659       0.0%
#*  GTM Holdings Corp.                                                             929,000    444,258       0.0%
#   Gudeng Precision Industrial Co., Ltd.                                          142,089    138,823       0.0%
#   Hakers Enterprise Co., Ltd.                                                    105,000    189,541       0.0%
#   Hannstar Board Corp.                                                         2,205,875  1,061,445       0.0%
#*  HannStar Display Corp.                                                      23,727,323  5,938,762       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
*   HannsTouch Solution, Inc.                                                    4,246,391 $  1,041,206       0.0%
#   Hanpin Electron Co., Ltd.                                                      295,000      424,362       0.0%
#*  Harvatek Corp.                                                               1,163,839      344,756       0.0%
#   Hermes Microvision, Inc.                                                        80,000    3,526,641       0.0%
    Hey Song Corp.                                                               1,801,500    1,842,253       0.0%
    Hi-Clearance, Inc.                                                             139,000      392,676       0.0%
#   Highwealth Construction Corp.                                                5,683,130    8,416,584       0.1%
    HIM International Music, Inc.                                                   14,000       52,029       0.0%
#   Hiroca Holdings, Ltd.                                                          491,221    1,711,381       0.0%
#   HiTi Digital, Inc.                                                             900,975      370,521       0.0%
#   Hitron Technology, Inc.                                                      2,130,300    1,394,838       0.0%
#   Hiwin Technologies Corp.                                                     1,260,915    5,558,694       0.1%
#*  Ho Tung Chemical Corp.                                                       6,112,197    1,499,768       0.0%
    Hocheng Corp.                                                                1,933,300      490,774       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                                       266,901       65,614       0.0%
#   Holiday Entertainment Co., Ltd.                                                407,400      636,004       0.0%
#   Holtek Semiconductor, Inc.                                                   1,354,000    2,137,666       0.0%
    Holy Stone Enterprise Co., Ltd.                                              1,481,822    1,493,928       0.0%
#   Hon Hai Precision Industry Co., Ltd.                                        55,950,504  151,131,357       0.8%
#   Hong Ho Precision Textile Co., Ltd.                                            207,000      110,065       0.0%
#   Hong TAI Electric Industrial                                                 1,327,000      373,462       0.0%
#   Hong YI Fiber Industry Co.                                                     692,680      425,923       0.0%
#*  Horizon Securities Co., Ltd.                                                 3,249,000      579,214       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                                      1,351,449    5,647,843       0.1%
    Hotai Motor Co., Ltd.                                                          787,000    9,141,860       0.1%
*   Howarm United Industries Co., Ltd.                                             115,310        9,215       0.0%
#   Hsin Kuang Steel Co., Ltd.                                                   1,642,783      970,864       0.0%
#   Hsin Yung Chien Co., Ltd.                                                      240,100      599,366       0.0%
    Hsing TA Cement Co.                                                            324,900      102,907       0.0%
#*  HTC Corp.                                                                    3,669,619   10,718,590       0.1%
#   Hu Lane Associate, Inc.                                                        578,688    2,550,135       0.0%
*   HUA ENG Wire & Cable Co., Ltd.                                               2,557,000      615,396       0.0%
    Hua Nan Financial Holdings Co., Ltd.                                        25,588,241   12,993,903       0.1%
#   Huaku Development Co., Ltd.                                                  2,014,400    3,545,730       0.0%
#   Huang Hsiang Construction Corp.                                                986,735    1,205,989       0.0%
#   Hung Ching Development & Construction Co., Ltd.                                811,000      467,448       0.0%
    Hung Poo Real Estate Development Corp.                                       2,056,554    1,691,079       0.0%
#   Hung Sheng Construction, Ltd.                                                3,735,900    2,015,482       0.0%
#   Huxen Corp.                                                                    239,072      290,158       0.0%
#   Hwa Fong Rubber Co., Ltd.                                                    1,915,112      618,274       0.0%
*   Hwacom Systems, Inc.                                                           221,000       70,256       0.0%
*   I-Chiun Precision Industry Co., Ltd.                                         1,243,211      333,846       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                                        647,000      901,581       0.0%
#   Ibase Technology, Inc.                                                         959,582    1,994,689       0.0%
#*  Ichia Technologies, Inc.                                                     2,714,255    1,201,180       0.0%
    Ideal Bike Corp.                                                               459,553      156,484       0.0%
    IEI Integration Corp.                                                          309,950      461,172       0.0%
#   Infortrend Technology, Inc.                                                  1,554,866      767,858       0.0%
#   Innodisk Corp.                                                                 149,720      388,383       0.0%
    Innolux Corp.                                                               72,785,151   24,501,501       0.2%
*   Inotera Memories, Inc.                                                      14,961,528   13,991,678       0.1%
#   Inpaq Technology Co., Ltd.                                                     360,000      261,944       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Intai Technology Corp.                                                         182,000 $   828,363       0.0%
#   Integrated Service Technology, Inc.                                            173,000     532,083       0.0%
#   IntelliEPI, Inc.                                                                38,000     102,268       0.0%
#   International Games System Co., Ltd.                                           261,000   1,465,692       0.0%
    Inventec Corp.                                                              13,175,276  10,286,330       0.1%
#   Iron Force Industrial Co., Ltd.                                                204,682   1,246,594       0.0%
#   ITE Technology, Inc.                                                           970,646     899,344       0.0%
#   ITEQ Corp.                                                                   1,978,611   2,141,392       0.0%
*   J Touch Corp.                                                                   22,100       1,586       0.0%
#   Jarllytec Co., Ltd.                                                             67,828     131,311       0.0%
#   Jentech Precision Industrial Co., Ltd.                                         407,156     636,425       0.0%
#   Jess-Link Products Co., Ltd.                                                 1,070,600     886,260       0.0%
    Jih Sun Financial Holdings Co., Ltd.                                         7,483,815   1,559,150       0.0%
#   Jinli Group Holdings, Ltd.                                                     298,200     356,234       0.0%
#   Johnson Health Tech Co., Ltd.                                                  392,247     569,897       0.0%
#   K Laser Technology, Inc.                                                     1,007,459     542,940       0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                                            719,150     241,519       0.0%
#   Kaori Heat Treatment Co., Ltd.                                                 451,321     813,992       0.0%
#   Kaulin Manufacturing Co., Ltd.                                                 852,684     434,593       0.0%
#   KD Holding Corp.                                                               107,000     594,543       0.0%
#   KEE TAI Properties Co., Ltd.                                                 3,251,101   1,039,485       0.0%
#   Kenda Rubber Industrial Co., Ltd.                                            2,833,304   4,327,867       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                                      1,475,000     546,012       0.0%
    Kerry TJ Logistics Co., Ltd.                                                 1,314,000   1,723,489       0.0%
    Kindom Construction Corp.                                                    3,608,000   1,777,029       0.0%
#   King Chou Marine Technology Co., Ltd.                                           94,000     113,041       0.0%
    King Core Electronics, Inc.                                                     79,006      45,008       0.0%
#   King Slide Works Co., Ltd.                                                     266,450   3,263,623       0.0%
    King Yuan Electronics Co., Ltd.                                              9,556,032   8,405,364       0.1%
    King's Town Bank Co., Ltd.                                                   6,129,653   5,013,550       0.0%
#*  King's Town Construction Co., Ltd.                                           1,025,690     617,260       0.0%
#   Kingpak Technology, Inc.                                                       160,782     918,651       0.0%
#   Kinik Co.                                                                      837,000   1,382,562       0.0%
#*  Kinko Optical Co., Ltd.                                                      1,024,772     778,246       0.0%
#   Kinpo Electronics                                                           10,325,892   3,870,751       0.0%
    Kinsus Interconnect Technology Corp.                                         2,021,476   4,664,874       0.0%
#   KMC Kuei Meng International, Inc.                                              218,144     755,957       0.0%
#   KS Terminals, Inc.                                                             806,290     907,650       0.0%
    Kung Long Batteries Industrial Co., Ltd.                                       476,000   2,228,161       0.0%
#*  Kung Sing Engineering Corp.                                                  2,072,000     655,389       0.0%
#   Kuo Toong International Co., Ltd.                                            1,518,545     828,426       0.0%
    Kuoyang Construction Co., Ltd.                                               3,023,586   1,188,214       0.0%
    Kwong Fong Industries Corp.                                                  1,120,704     906,628       0.0%
#   Kwong Lung Enterprise Co., Ltd.                                                125,000     188,468       0.0%
#   KYE Systems Corp.                                                            1,942,107     554,016       0.0%
#   L&K Engineering Co., Ltd.                                                    1,480,000   1,158,036       0.0%
#   LAN FA Textile                                                               1,436,412     379,556       0.0%
#   Land Mark Optoelectronics Corp.                                                226,600   2,031,007       0.0%
#   Lanner Electronics, Inc.                                                       327,450     449,967       0.0%
    Largan Precision Co., Ltd.                                                     266,234  31,408,984       0.2%
#   Laser Tek Taiwan Co., Ltd.                                                      95,144      65,574       0.0%
#   LCY Chemical Corp.                                                           2,846,495   3,472,866       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Leader Electronics, Inc.                                                       872,886 $   291,821       0.0%
#   Leadtrend Technology Corp.                                                     166,926     193,312       0.0%
#   Lealea Enterprise Co., Ltd.                                                  5,636,965   1,441,841       0.0%
    Ledlink Optics, Inc.                                                            85,627     105,561       0.0%
#   Ledtech Electronics Corp.                                                      573,095     219,582       0.0%
    LEE CHI Enterprises Co., Ltd.                                                1,378,000     440,816       0.0%
#   Lelon Electronics Corp.                                                        807,765   1,000,511       0.0%
#   Leofoo Development Co., Ltd.                                                 2,131,655     576,963       0.0%
#*  LES Enphants Co., Ltd.                                                       1,127,479     446,366       0.0%
#   Lextar Electronics Corp.                                                     3,207,000   1,328,466       0.0%
#   Li Cheng Enterprise Co., Ltd.                                                  193,520     750,198       0.0%
#*  Li Peng Enterprise Co., Ltd.                                                 4,586,060   1,030,580       0.0%
#   Lian HWA Food Corp.                                                            525,592     491,347       0.0%
#   Lien Hwa Industrial Corp.                                                    4,306,984   2,918,712       0.0%
#   Lingsen Precision Industries, Ltd.                                           2,772,490     978,040       0.0%
    Lion Travel Service Co., Ltd.                                                    8,000      20,257       0.0%
    Lite-On Semiconductor Corp.                                                  1,657,887   1,163,668       0.0%
    Lite-On Technology Corp.                                                    10,086,419  14,459,892       0.1%
#*  LIWANLI Innovation Co., Ltd.                                                   342,000     222,994       0.0%
#   Long Bon International Co., Ltd.                                             2,410,875   1,245,036       0.0%
#   Long Chen Paper Co., Ltd.                                                    5,219,140   2,477,388       0.0%
#   Longwell Co.                                                                   995,000     873,705       0.0%
#   Lotes Co., Ltd.                                                                558,920   1,421,129       0.0%
    Lu Hai Holding Corp.                                                            14,000      26,546       0.0%
#   Lucky Cement Corp.                                                           1,549,000     445,477       0.0%
#   Lumax International Corp., Ltd.                                                574,140     910,255       0.0%
#   Lung Yen Life Service Corp.                                                    514,000     874,865       0.0%
#   LuxNet Corp.                                                                   720,484     698,457       0.0%
#   Macauto Industrial Co., Ltd.                                                   208,000   1,205,768       0.0%
    Machvision, Inc.                                                                11,000      21,532       0.0%
    Macroblock, Inc.                                                               233,000     517,646       0.0%
*   Macronix International                                                      28,701,994   3,968,961       0.0%
#*  MacroWell OMG Digital Entertainment Co., Ltd.                                   89,000     136,043       0.0%
#   Mag Layers Scientific-Technics Co., Ltd.                                       298,233     490,761       0.0%
#   Makalot Industrial Co., Ltd.                                                 1,314,416   5,173,016       0.1%
#   Marketech International Corp.                                                  998,000     855,133       0.0%
#   Masterlink Securities Corp.                                                  8,384,303   2,128,539       0.0%
*   Materials Analysis Technology, Inc.                                             13,664       3,594       0.0%
#   Materials Analysis Technology, Inc.                                            113,000     284,848       0.0%
#*  Mayer Steel Pipe Corp.                                                         876,905     354,154       0.0%
#   Maywufa Co., Ltd.                                                              178,462      73,474       0.0%
#   MediaTek, Inc.                                                               3,292,823  24,959,272       0.2%
    Mega Financial Holding Co., Ltd.                                            27,508,220  18,806,946       0.1%
#   Meiloon Industrial Co.                                                         530,721     229,219       0.0%
#   Mercuries & Associates Holding, Ltd.                                         2,708,081   1,664,016       0.0%
#*  Mercuries Life Insurance Co., Ltd.                                           5,214,201   2,508,182       0.0%
#   Merida Industry Co., Ltd.                                                    1,032,588   4,758,333       0.0%
    Merry Electronics Co., Ltd.                                                  1,203,594   4,640,403       0.0%
#   Micro-Star International Co., Ltd.                                           4,951,465  14,244,365       0.1%
*   Microbio Co., Ltd.                                                           2,044,358   1,512,975       0.0%
*   Microelectronics Technology, Inc.                                              329,724     278,504       0.0%
    Microlife Corp.                                                                245,100     563,585       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
TAIWAN -- (Continued)
    Mildef Crete, Inc.                                                             38,000 $    42,145       0.0%
#   MIN AIK Technology Co., Ltd.                                                1,281,562   1,504,380       0.0%
#   Mirle Automation Corp.                                                      1,106,169   1,403,472       0.0%
#   Mitac Holdings Corp.                                                        4,877,300   4,616,152       0.0%
#   Mobiletron Electronics Co., Ltd.                                              414,960     521,809       0.0%
#   momo.com, Inc.                                                                 35,000     227,125       0.0%
*   Mosel Vitelic, Inc.                                                         1,705,758     121,435       0.0%
#*  Motech Industries, Inc.                                                     3,587,000   3,460,301       0.0%
#   MPI Corp.                                                                     495,000   1,245,770       0.0%
#   Nak Sealing Technologies Corp.                                                350,549     915,654       0.0%
    Namchow Chemical Industrial Co., Ltd.                                       1,314,000   2,797,683       0.0%
#   Nan Kang Rubber Tire Co., Ltd.                                              2,313,197   2,132,407       0.0%
#   Nan Liu Enterprise Co., Ltd.                                                  139,000     589,239       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                                    1,231,000     294,875       0.0%
#   Nan Ya Plastics Corp.                                                       9,522,584  19,775,776       0.1%
#   Nan Ya Printed Circuit Board Corp.                                          1,987,211   1,500,547       0.0%
#   Nang Kuang Pharmaceutical co., Ltd.                                            84,000     108,146       0.0%
#   Nantex Industry Co., Ltd.                                                   1,827,113   1,326,324       0.0%
#   Nanya Technology Corp.                                                      2,601,751   3,372,697       0.0%
#   National Petroleum Co., Ltd.                                                  651,000     753,984       0.0%
#*  Neo Solar Power Corp.                                                       7,750,947   3,958,276       0.0%
#   Netronix, Inc.                                                                370,000     737,476       0.0%
    New Asia Construction & Development Corp.                                     873,423     173,765       0.0%
    New Best Wire Industrial Co., Ltd.                                             15,000      13,663       0.0%
#   New Era Electronics Co., Ltd.                                                 512,000     359,791       0.0%
#*  Newmax Technology Co., Ltd.                                                   649,916     377,755       0.0%
#   Nexcom International Co., Ltd.                                                496,267     494,171       0.0%
#   Nichidenbo Corp.                                                              752,498     581,793       0.0%
    Nien Hsing Textile Co., Ltd.                                                1,859,093   1,391,267       0.0%
#   Nien Made Enterprise Co., Ltd.                                                312,000   3,613,805       0.0%
#   Nishoku Technology, Inc.                                                      173,000     444,012       0.0%
#   Novatek Microelectronics Corp.                                              3,658,000  13,696,208       0.1%
#   Nuvoton Technology Corp.                                                      564,000     651,435       0.0%
#*  O-TA Precision Industry Co., Ltd.                                             103,000      43,651       0.0%
#*  OBI Pharma, Inc.                                                              169,000   1,766,094       0.0%
#*  Ocean Plastics Co., Ltd.                                                    1,000,000     806,252       0.0%
    On-Bright Electronics, Inc.                                                   142,000     922,328       0.0%
*   Optimax Technology Corp.                                                      204,366      25,053       0.0%
#   OptoTech Corp.                                                              4,030,713   1,697,974       0.0%
#   Orient Europharma Co., Ltd.                                                    99,000     179,690       0.0%
#*  Orient Semiconductor Electronics, Ltd.                                      4,696,000   1,694,630       0.0%
#   Oriental Union Chemical Corp.                                               3,750,819   2,341,865       0.0%
#   P-Duke Technology Co., Ltd.                                                   212,000     434,537       0.0%
    P-Two Industries, Inc.                                                         82,000      42,247       0.0%
#   Pacific Construction Co.                                                    1,133,276     403,553       0.0%
#   Pacific Hospital Supply Co., Ltd.                                             412,000   1,164,216       0.0%
#   Paiho Shih Holdings Corp.                                                     539,000     645,830       0.0%
#   Pan Jit International, Inc.                                                 2,621,860   1,234,049       0.0%
#   Pan-International Industrial Corp.                                          3,238,854   2,971,259       0.0%
#   Parade Technologies, Ltd.                                                     412,805   4,644,944       0.0%
#   Paragon Technologies Co., Ltd.                                                530,626     400,007       0.0%
    PChome Online, Inc.                                                           500,025   5,429,334       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    Pegatron Corp.                                                              11,676,293 $31,441,651       0.2%
*   PharmaEssentia Corp.                                                            76,000     391,063       0.0%
#   Pharmally International Holding Co., Ltd.                                       74,000   1,115,245       0.0%
#*  Phihong Technology Co., Ltd.                                                 1,912,048     598,305       0.0%
    Phison Electronics Corp.                                                       657,000   4,650,714       0.0%
#   Phoenix Tours International, Inc.                                              266,700     298,838       0.0%
#   Pixart Imaging, Inc.                                                           534,000   1,155,765       0.0%
#   Polytronics Technology Corp.                                                   375,408     713,367       0.0%
#   Portwell, Inc.                                                                 686,000     914,423       0.0%
#   Posiflex Technology, Inc.                                                      308,770   1,817,340       0.0%
    Pou Chen Corp.                                                              10,646,005  14,364,349       0.1%
#   Power Quotient International Co., Ltd.                                       1,211,400     365,739       0.0%
    Powertech Industrial Co., Ltd.                                                 128,000      53,508       0.0%
    Powertech Technology, Inc.                                                   4,772,580  13,617,145       0.1%
#   Poya International Co., Ltd.                                                   314,085   4,565,823       0.0%
#   President Chain Store Corp.                                                  2,086,728  15,591,243       0.1%
#   President Securities Corp.                                                   5,713,443   1,987,417       0.0%
    Primax Electronics, Ltd.                                                     2,296,000   3,631,169       0.0%
#*  Prime Electronics & Satellitics, Inc.                                          834,511     246,852       0.0%
#   Prince Housing & Development Corp.                                           7,874,140   2,493,264       0.0%
#*  Princeton Technology Corp.                                                   1,205,000     314,701       0.0%
#   Pro Hawk Corp.                                                                  28,000     143,718       0.0%
*   Prodisc Technology, Inc.                                                       603,000          --       0.0%
#   Promate Electronic Co., Ltd.                                                   951,000     961,006       0.0%
#   Promise Technology, Inc.                                                     1,329,538     609,660       0.0%
*   Protop Technology Co., Ltd.                                                    148,000          --       0.0%
    Qisda Corp.                                                                 14,341,525   6,033,446       0.1%
#   Qualipoly Chemical Corp.                                                       697,232     746,840       0.0%
    Quanta Computer, Inc.                                                        7,908,436  15,998,512       0.1%
#   Quanta Storage, Inc.                                                         1,501,000   1,431,339       0.0%
*   Quintain Steel Co., Ltd.                                                     1,785,050     476,596       0.0%
#   Radiant Opto-Electronics Corp.                                               3,166,692   5,338,666       0.1%
#*  Radium Life Tech Co., Ltd.                                                   5,233,861   1,483,867       0.0%
#   Ralec Electronic Corp.                                                         326,914     493,312       0.0%
    Realtek Semiconductor Corp.                                                  1,681,861   5,696,672       0.1%
    Rechi Precision Co., Ltd.                                                    2,022,292   2,305,531       0.0%
#   Rexon Industrial Corp., Ltd.                                                    51,559      20,715       0.0%
#   Rich Development Co., Ltd.                                                   4,471,769   1,231,334       0.0%
#   RichWave Technology Corp.                                                       25,000      46,279       0.0%
*   Ritek Corp.                                                                 14,892,225   2,568,779       0.0%
#   Rotam Global Agrosciences, Ltd.                                                714,217     829,842       0.0%
#*  Ruentex Development Co., Ltd.                                                3,621,539   4,179,507       0.0%
#   Ruentex Engineering & Construction Co.                                         279,000     322,490       0.0%
#   Ruentex Industries, Ltd.                                                     2,034,824   3,275,659       0.0%
#   Run Long Construction Co., Ltd.                                                817,352     850,693       0.0%
#   Sagittarius Life Science Corp.                                                 102,744     397,887       0.0%
    Sampo Corp.                                                                  3,890,119   2,419,578       0.0%
#   San Fang Chemical Industry Co., Ltd.                                         1,105,659   1,218,322       0.0%
#   San Far Property, Ltd.                                                         339,750     123,979       0.0%
#   San Shing Fastech Corp.                                                        496,622     866,405       0.0%
    Sanitar Co., Ltd.                                                               29,000      34,865       0.0%
#   Sanyang Motor Co., Ltd.                                                      3,440,802   2,202,374       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    Scan-D Corp.                                                                    10,000 $    15,797       0.0%
#   SCI Pharmtech, Inc.                                                            497,312   1,278,562       0.0%
#   Scientech Corp.                                                                326,000     621,756       0.0%
#   ScinoPharm Taiwan, Ltd.                                                        529,534     672,880       0.0%
#   SDI Corp.                                                                    1,103,000   1,385,134       0.0%
#   Sea Sonic Electronics Co., Ltd.                                                202,000     197,448       0.0%
#   Senao International Co., Ltd.                                                  452,547     716,234       0.0%
#   Senao Networks, Inc.                                                           191,000     797,275       0.0%
    Sercomm Corp.                                                                1,915,000   4,498,527       0.0%
#   Sesoda Corp.                                                                 1,351,637   1,093,583       0.0%
#   Shan-Loong Transportation Co., Ltd.                                            150,247     120,153       0.0%
    Sharehope Medicine Co., Ltd.                                                    13,000      14,483       0.0%
    Sheng Yu Steel Co., Ltd.                                                       753,000     690,743       0.0%
    ShenMao Technology, Inc.                                                       588,450     562,864       0.0%
#   Shih Her Technologies, Inc.                                                    323,000     331,596       0.0%
*   Shih Wei Navigation Co., Ltd.                                                1,445,723     410,560       0.0%
    Shihlin Electric & Engineering Corp.                                         1,560,787   2,006,094       0.0%
#*  Shihlin Paper Corp.                                                            340,000     323,349       0.0%
    Shin Hai Gas Corp.                                                               8,242      10,814       0.0%
#*  Shin Kong Financial Holding Co., Ltd.                                       42,188,396   9,143,593       0.1%
    Shin Shin Natural Gas Co.                                                        9,480       9,526       0.0%
#   Shin Zu Shing Co., Ltd.                                                      1,128,245   3,397,173       0.0%
#   Shinih Enterprise Co., Ltd.                                                    119,000      84,385       0.0%
#*  Shining Building Business Co., Ltd.                                          2,596,456     820,702       0.0%
#   Shinkong Insurance Co., Ltd.                                                 1,599,784   1,205,143       0.0%
    Shinkong Synthetic Fibers Corp.                                             10,457,844   2,786,289       0.0%
#   Shinkong Textile Co., Ltd.                                                     867,169   1,057,765       0.0%
#   Shiny Chemical Industrial Co., Ltd.                                            327,717     538,472       0.0%
#   ShunSin Technology Holding, Ltd.                                               142,000     500,154       0.0%
#*  Shuttle, Inc.                                                                2,650,000     680,226       0.0%
#   Sigurd Microelectronics Corp.                                                2,975,877   2,222,156       0.0%
#   Silergy Corp.                                                                  149,000   2,170,895       0.0%
*   Silicon Integrated Systems Corp.                                             3,527,233     695,100       0.0%
    Siliconware Precision Industries Co., Ltd.                                   3,412,101   5,160,910       0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR                       147,242   1,102,843       0.0%
#   Silitech Technology Corp.                                                      849,117     420,427       0.0%
#   Simplo Technology Co., Ltd.                                                  1,655,800   5,107,040       0.1%
#   Sinbon Electronics Co., Ltd.                                                 1,490,853   3,351,415       0.0%
    Sincere Navigation Corp.                                                     2,441,370   1,363,679       0.0%
#   Single Well Industrial Corp.                                                   107,000     112,712       0.0%
#   Sinher Technology, Inc.                                                        194,000     350,903       0.0%
#   Sinmag Equipment Corp.                                                         290,130   1,360,071       0.0%
#   Sino-American Electronic Co., Ltd.                                             143,100     304,469       0.0%
#   Sino-American Silicon Products, Inc.                                         4,741,000   5,096,407       0.1%
#   Sinon Corp.                                                                  2,542,740   1,232,282       0.0%
    SinoPac Financial Holdings Co., Ltd.                                        35,964,974  10,365,797       0.1%
#   Sinphar Pharmaceutical Co., Ltd.                                               805,507     651,360       0.0%
#   Sinyi Realty, Inc.                                                           1,275,933   1,167,492       0.0%
#   Sirtec International Co., Ltd.                                                 952,000   1,193,690       0.0%
#   Sitronix Technology Corp.                                                      985,774   3,647,732       0.0%
#   Siward Crystal Technology Co., Ltd.                                          1,264,705     802,555       0.0%
    Soft-World International Corp.                                                 683,000   1,368,547       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
*   Solar Applied Materials Technology Co.                                       2,458,084 $   511,168       0.0%
#*  Solartech Energy Corp.                                                       2,987,062   1,496,659       0.0%
#   Solteam Electronics Co., Ltd.                                                   88,169     114,715       0.0%
#   Sonix Technology Co., Ltd.                                                     825,000     843,991       0.0%
    Southeast Cement Co., Ltd.                                                   1,181,000     565,139       0.0%
    Speed Tech Corp.                                                                26,000      19,263       0.0%
    Spirox Corp.                                                                   483,540     273,429       0.0%
#   Sporton International, Inc.                                                    402,297   1,921,679       0.0%
#   St Shine Optical Co., Ltd.                                                     309,000   6,493,980       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                                   644,040     668,604       0.0%
    Standard Foods Corp.                                                         1,608,745   3,975,690       0.0%
#   Stark Technology, Inc.                                                         772,400     635,280       0.0%
*   Sunko INK Co., Ltd.                                                            129,000      66,071       0.0%
#   Sunny Friend Environmental Technology Co., Ltd.                                145,000     518,526       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.                              1,219,001     901,261       0.0%
#   Sunplus Technology Co., Ltd.                                                 3,600,153   1,235,813       0.0%
    Sunrex Technology Corp.                                                      1,614,894     969,886       0.0%
#   Sunspring Metal Corp.                                                          899,000   1,173,580       0.0%
#   Supreme Electronics Co., Ltd.                                                2,416,857   1,739,079       0.0%
#   Swancor Holding Co., Ltd.                                                      547,061   1,293,219       0.0%
#   Sweeten Real Estate Development Co., Ltd.                                      859,827     399,048       0.0%
#   Syncmold Enterprise Corp.                                                      904,000   1,510,711       0.0%
    Synmosa Biopharma Corp.                                                         94,417      90,796       0.0%
    Synnex Technology International Corp.                                        6,404,732   6,823,954       0.1%
#   Sysage Technology Co., Ltd.                                                    509,234     421,203       0.0%
*   Sysgration                                                                     248,000      92,461       0.0%
#   Systex Corp.                                                                   417,293     701,527       0.0%
    T-Mac Techvest PCB Co., Ltd.                                                   568,000     216,697       0.0%
#   TA Chen Stainless Pipe                                                       5,003,327   2,630,014       0.0%
#   Ta Chong Securities Co., Ltd.                                                1,484,000     360,939       0.0%
#*  Ta Ya Electric Wire & Cable                                                  3,031,520     503,506       0.0%
#   Ta Yih Industrial Co., Ltd.                                                    111,000     277,564       0.0%
    TA-I Technology Co., Ltd.                                                      828,446     500,495       0.0%
#   Tah Hsin Industrial Corp.                                                      456,300     362,596       0.0%
    TAI Roun Products Co., Ltd.                                                    263,000      87,024       0.0%
#*  Tai Tung Communication Co., Ltd.                                               389,353     217,769       0.0%
#   Tai-Saw Technology Co., Ltd.                                                   112,000      97,826       0.0%
#   Taichung Commercial Bank Co., Ltd.                                          16,037,219   4,565,859       0.0%
#   TaiDoc Technology Corp.                                                        365,699   1,289,972       0.0%
    Taiflex Scientific Co., Ltd.                                                 1,349,460   1,281,613       0.0%
*   TaiMed Biologics, Inc.                                                         205,000   1,287,183       0.0%
#   Taimide Tech, Inc.                                                             478,800     543,494       0.0%
#   Tainan Enterprises Co., Ltd.                                                   842,289     778,240       0.0%
    Tainan Spinning Co., Ltd.                                                    7,801,791   2,992,737       0.0%
#   Tainergy Tech Co., Ltd.                                                      1,983,000     944,134       0.0%
#   Taishin Financial Holding Co., Ltd.                                         40,733,954  14,891,260       0.1%
#*  Taisun Enterprise Co., Ltd.                                                  1,926,578   1,027,788       0.0%
#*  Taita Chemical Co., Ltd.                                                     1,184,609     304,614       0.0%
#   Taiwan Acceptance Corp.                                                        885,000   2,034,002       0.0%
#   Taiwan Business Bank                                                        20,859,312   5,268,801       0.1%
    Taiwan Cement Corp.                                                         16,240,350  19,452,209       0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                                 549,000     899,926       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
TAIWAN -- (Continued)
#   Taiwan Cogeneration Corp.                                                    2,235,657 $  1,628,706       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.                              30,899,486   13,542,563       0.1%
#   Taiwan FamilyMart Co., Ltd.                                                    169,000    1,193,960       0.0%
    Taiwan Fertilizer Co., Ltd.                                                  4,188,000    5,602,422       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                                     1,176,880      689,645       0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                                              119,000           --       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                                         1,012,000    1,275,951       0.0%
#*  Taiwan Glass Industry Corp.                                                  5,916,904    2,471,873       0.0%
#   Taiwan Hon Chuan Enterprise Co., Ltd.                                        2,185,545    3,581,919       0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                               1,287,000      768,985       0.0%
*   Taiwan Kolin Co., Ltd.                                                         508,000           --       0.0%
#   Taiwan Land Development Corp.                                                7,703,009    2,405,129       0.0%
#   Taiwan Line Tek Electronic                                                     567,071      359,218       0.0%
    Taiwan Mask Corp.                                                            1,011,050      268,060       0.0%
    Taiwan Mobile Co., Ltd.                                                      3,872,900   13,550,664       0.1%
    Taiwan Navigation Co., Ltd.                                                  1,195,720      445,034       0.0%
#   Taiwan Paiho, Ltd.                                                           2,126,152    7,227,247       0.1%
    Taiwan PCB Techvest Co., Ltd.                                                2,171,816    2,119,900       0.0%
#*  Taiwan Prosperity Chemical Corp.                                             1,189,000      603,138       0.0%
#*  Taiwan Pulp & Paper Corp.                                                    2,314,260      747,529       0.0%
    Taiwan Sakura Corp.                                                          1,600,304    1,843,335       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                                424,650      327,762       0.0%
#   Taiwan Secom Co., Ltd.                                                       1,140,405    3,269,254       0.0%
#   Taiwan Semiconductor Co., Ltd.                                               2,141,000    2,400,188       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                                41,147,652  246,941,518       1.3%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR                   5,726,641  178,098,535       1.0%
    Taiwan Shin Kong Security Co., Ltd.                                          1,213,561    1,531,447       0.0%
    Taiwan Styrene Monomer                                                       4,268,404    2,253,286       0.0%
    Taiwan Surface Mounting Technology Corp.                                     2,150,674    1,791,013       0.0%
#   Taiwan TEA Corp.                                                             5,795,896    2,525,277       0.0%
#   Taiwan Union Technology Corp.                                                2,259,000    2,498,963       0.0%
    Taiyen Biotech Co., Ltd.                                                     1,138,910    1,087,531       0.0%
#*  Tatung Co., Ltd.                                                            17,988,588    4,728,847       0.0%
#   TCI Co., Ltd.                                                                   56,000      303,653       0.0%
    Te Chang Construction Co., Ltd.                                                427,682      301,455       0.0%
#   Teco Electric and Machinery Co., Ltd.                                       10,397,000    9,217,522       0.1%
    Tehmag Foods Corp.                                                               4,000       23,989       0.0%
#   Ten Ren Tea Co., Ltd.                                                          180,170      211,156       0.0%
#   Test Research, Inc.                                                          1,332,370    1,686,910       0.0%
    Test Rite International Co., Ltd.                                            2,150,166    1,324,637       0.0%
#*  Tex-Ray Industrial Co., Ltd.                                                   841,000      338,445       0.0%
#   Thinking Electronic Industrial Co., Ltd.                                       618,058    1,207,413       0.0%
#   Thye Ming Industrial Co., Ltd.                                                 939,992      918,128       0.0%
#   Ton Yi Industrial Corp.                                                      4,297,300    1,843,837       0.0%
#   Tong Hsing Electronic Industries, Ltd.                                       1,141,534    3,936,422       0.0%
    Tong Yang Industry Co., Ltd.                                                 3,261,341    7,588,743       0.1%
#   Tong-Tai Machine & Tool Co., Ltd.                                            1,621,804    1,155,607       0.0%
#   TOPBI International Holdings, Ltd.                                             188,000      930,404       0.0%
    Topco Scientific Co., Ltd.                                                     959,166    2,459,956       0.0%
#   Topco Technologies Corp.                                                       196,000      361,789       0.0%
#   Topoint Technology Co., Ltd.                                                 1,372,771      863,697       0.0%
#   Toung Loong Textile Manufacturing                                              648,000    1,775,009       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
#*  TPK Holding Co., Ltd.                                                        2,747,000 $ 4,379,086       0.0%
#   Trade-Van Information Services Co.                                             334,000     276,419       0.0%
*   Transasia Airways Corp.                                                      1,825,155     355,297       0.0%
    Transcend Information, Inc.                                                    674,870   1,863,832       0.0%
#   Tripod Technology Corp.                                                      2,702,660   6,398,044       0.1%
#   TrueLight Corp.                                                                670,600   1,158,436       0.0%
#   Tsang Yow Industrial Co., Ltd.                                                 179,000     201,288       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                                637,441     592,372       0.0%
#   TSC Auto ID Technology Co., Ltd.                                               164,700   1,198,172       0.0%
    TSRC Corp.                                                                   3,574,154   3,688,581       0.0%
#   Ttet Union Corp.                                                               245,000     656,442       0.0%
    TTFB Co., Ltd.                                                                  55,000     365,079       0.0%
#   TTY Biopharm Co., Ltd.                                                         987,991   3,714,884       0.0%
#   Tung Ho Steel Enterprise Corp.                                               6,252,645   3,986,427       0.0%
#   Tung Thih Electronic Co., Ltd.                                                 429,848   6,271,604       0.1%
#   TURVO International Co., Ltd.                                                  441,464   1,138,086       0.0%
    TXC Corp.                                                                    2,239,762   3,124,319       0.0%
#   TYC Brother Industrial Co., Ltd.                                             1,730,333   1,783,022       0.0%
*   Tycoons Group Enterprise                                                     2,870,121     403,893       0.0%
#   Tyntek Corp.                                                                 2,088,413     792,229       0.0%
    U-Ming Marine Transport Corp.                                                2,501,200   1,731,979       0.0%
#   Ultra Chip, Inc.                                                               136,000     166,585       0.0%
#   Uni-President Enterprises Corp.                                             16,408,734  31,702,454       0.2%
    Unimicron Technology Corp.                                                  11,714,563   4,837,997       0.0%
#   Union Bank Of Taiwan                                                         5,284,621   1,463,160       0.0%
#   Union Insurance Co., Ltd.                                                      589,895     219,657       0.0%
#   Unitech Computer Co., Ltd.                                                     778,365     407,145       0.0%
#   Unitech Printed Circuit Board Corp.                                          4,186,921   1,315,064       0.0%
#   United Integrated Services Co., Ltd.                                         1,579,800   2,366,439       0.0%
#   United Microelectronics Corp.                                               90,512,441  33,689,093       0.2%
#   United Orthopedic Corp.                                                        342,159     711,777       0.0%
#*  United Radiant Technology                                                      304,000     273,056       0.0%
#   Unity Opto Technology Co., Ltd.                                              2,111,276   1,002,393       0.0%
    Universal Cement Corp.                                                       2,853,204   2,216,475       0.0%
#   Universal Microwave Technology, Inc.                                           128,000     233,081       0.0%
#*  Unizyx Holding Corp.                                                         2,989,496   1,332,808       0.0%
#   UPC Technology Corp.                                                         5,349,471   1,877,925       0.0%
*   Userjoy Technology Co., Ltd.                                                     9,000      24,284       0.0%
    USI Corp.                                                                    5,814,557   2,832,329       0.0%
#   Usun Technology Co., Ltd.                                                      337,000     467,697       0.0%
#   Vanguard International Semiconductor Corp.                                   5,169,000  10,523,499       0.1%
#   Ve Wong Corp.                                                                  692,524     482,379       0.0%
#   Victory New Materials, Ltd. Co.                                                138,000     249,840       0.0%
#   Viking Tech Corp.                                                              463,464     328,799       0.0%
#   Visual Photonics Epitaxy Co., Ltd.                                           1,436,224   1,922,204       0.0%
#   Vivotek, Inc.                                                                  584,731   1,443,232       0.0%
#   Voltronic Power Technology Corp.                                               137,350   2,059,480       0.0%
#*  Wafer Works Corp.                                                            3,625,889   1,001,630       0.0%
*   Waffer Technology Co., Ltd.                                                     52,000      32,483       0.0%
    Wah Hong Industrial Corp.                                                      364,280     227,229       0.0%
    Wah Lee Industrial Corp.                                                     1,101,000   1,570,122       0.0%
#   Walsin Lihwa Corp.                                                          26,156,307   9,150,578       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
TAIWAN -- (Continued)
    Walsin Technology Corp.                                                      3,167,388 $ 3,841,364       0.0%
    Walton Advanced Engineering, Inc.                                            2,037,662     729,595       0.0%
    Wan Hai Lines, Ltd.                                                          5,331,026   2,623,040       0.0%
    WAN HWA Enterprise Co.                                                         516,778     224,844       0.0%
#   Waterland Financial Holdings Co., Ltd.                                       8,661,266   2,193,064       0.0%
#*  Wei Chuan Foods Corp.                                                        2,162,000   1,225,722       0.0%
*   Wei Mon Industry Co., Ltd.                                                   2,514,674      13,451       0.0%
#   Weikeng Industrial Co., Ltd.                                                 1,255,085     689,587       0.0%
#   Well Shin Technology Co., Ltd.                                                 616,443     916,409       0.0%
*   Wha Yu Industrial Co., Ltd.                                                     59,000      29,731       0.0%
#   Win Semiconductors Corp.                                                     2,727,248   7,574,001       0.1%
    Winbond Electronics Corp.                                                   24,189,000   7,594,899       0.1%
#   Winstek Semiconductor Co., Ltd.                                                 63,000      53,509       0.0%
*   Wintek Corp.                                                                 6,349,135      69,029       0.0%
#   Wisdom Marine Lines Co., Ltd.                                                2,380,523   2,155,473       0.0%
    Wisechip Semiconductor, Inc.                                                     5,000      21,995       0.0%
    Wistron Corp.                                                               14,869,051  11,203,730       0.1%
#   Wistron NeWeb Corp.                                                          1,979,575   5,508,692       0.1%
#   Wowprime Corp.                                                                 243,000     888,943       0.0%
#   WPG Holdings, Ltd.                                                           7,854,041   9,193,608       0.1%
#   WT Microelectronics Co., Ltd.                                                3,123,868   4,423,973       0.0%
#   WUS Printed Circuit Co., Ltd.                                                2,962,000   1,650,488       0.0%
#   X-Legend Entertainment Co., Ltd.                                                67,011     122,872       0.0%
#   XAC Automation Corp.                                                           788,000   1,162,181       0.0%
#   XinTec, Inc.                                                                   221,000     223,869       0.0%
#   XPEC Entertainment, Inc.                                                       263,798      97,602       0.0%
#   Xxentria Technology Materials Corp.                                            744,736   1,950,002       0.0%
    Yageo Corp.                                                                  2,568,030   5,168,282       0.1%
*   Yang Ming Marine Transport Corp.                                            12,786,157   2,837,178       0.0%
    YC Co., Ltd.                                                                 2,476,703     941,241       0.0%
    YC INOX Co., Ltd.                                                            2,550,560   1,851,782       0.0%
#   YCC Parts Manufacturing Co., Ltd.                                               51,000      63,802       0.0%
#   Yea Shin International Development Co., Ltd.                                 1,157,704     473,033       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                                   456,774   1,794,736       0.0%
    YFC-Boneagle Electric Co., Ltd.                                                102,000     117,836       0.0%
#   YFY, Inc.                                                                    9,232,997   2,718,968       0.0%
#   Yi Jinn Industrial Co., Ltd.                                                 2,246,440     710,158       0.0%
*   Yieh Phui Enterprise Co., Ltd.                                               7,659,373   2,959,003       0.0%
#   Yonyu Plastics Co., Ltd.                                                       591,050     653,105       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                                           880,137     335,498       0.0%
#   Young Optics, Inc.                                                             441,214     372,905       0.0%
#   Youngtek Electronics Corp.                                                     828,569   1,193,149       0.0%
    Yuanta Financial Holding Co., Ltd.                                          41,441,301  15,468,282       0.1%
    Yulon Motor Co., Ltd.                                                        5,030,715   4,401,880       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                               362,350     892,163       0.0%
#   Yungshin Construction & Development Co., Ltd.                                  409,200     310,755       0.0%
    YungShin Global Holding Corp.                                                  825,400   1,226,616       0.0%
    Yungtay Engineering Co., Ltd.                                                2,574,000   3,628,437       0.0%
#   Zeng Hsing Industrial Co., Ltd.                                                425,974   2,055,832       0.0%
    Zenitron Corp.                                                               1,324,000     712,716       0.0%
    Zhen Ding Technology Holding, Ltd.                                           2,596,150   5,905,939       0.1%
#   Zig Sheng Industrial Co., Ltd.                                               3,702,638     946,381       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                    PERCENTAGE
                                                                                         SHARES       VALUE++     OF NET ASSETS**
                                                                                       ----------- -------------- ---------------
TAIWAN -- (Continued)
#   Zinwell Corp.                                                                        2,029,979 $    2,311,926       0.0%
#   Zippy Technology Corp.                                                                 736,028        776,948       0.0%
#   ZongTai Real Estate Development Co., Ltd.                                            1,196,250        669,060       0.0%
                                                                                                   --------------      ----
TOTAL TAIWAN                                                                                        2,753,933,682      14.7%
                                                                                                   --------------      ----
THAILAND -- (3.1%)
    AAPICO Hitech PCL                                                                      751,080        300,453       0.0%
    Advanced Info Service PCL                                                            3,094,009     13,570,409       0.1%
    Advanced Information Technology PCL Class F                                            222,000        157,314       0.0%
    AEON Thana Sinsap Thailand PCL                                                          11,200         31,362       0.0%
    Airports of Thailand PCL                                                             1,563,100     17,016,675       0.1%
    AJ Plast PCL                                                                         1,550,300        338,875       0.0%
*   Amarin Printing & Publishing PCL                                                        46,970         10,401       0.0%
    Amata Corp. PCL                                                                      6,168,500      2,044,563       0.0%
    Ananda Development PCL                                                              12,308,700      1,737,409       0.0%
    AP Thailand PCL                                                                     19,486,036      3,953,164       0.0%
*   Asia Aviation PCL                                                                   17,200,100      3,464,839       0.0%
    Asia Green Energy PCL                                                                1,899,527         85,756       0.0%
    Asia Plus Group Holdings PCL(B081Z10)                                                  799,600         77,681       0.0%
    Asia Plus Group Holdings PCL(BZ22310)                                                9,080,700        882,188       0.0%
    Asia Sermkij Leasing PCL                                                               711,100        436,850       0.0%
    Asian Insulators PCL                                                                 9,576,560         73,362       0.0%
    Asian Phytoceuticals PCL                                                               158,900          6,266       0.0%
    Bangchak Petroleum PCL (The)                                                         6,328,100      5,469,677       0.0%
    Bangkok Airways PCL                                                                  2,305,500      1,640,316       0.0%
    Bangkok Aviation Fuel Services PCL                                                   1,770,442      1,871,744       0.0%
    Bangkok Bank PCL(6368360)                                                              103,400        471,242       0.0%
    Bangkok Bank PCL(6077019)                                                            1,047,100      4,772,125       0.0%
    Bangkok Chain Hospital PCL                                                          10,656,850      4,019,442       0.0%
    Bangkok Dusit Medical Services PCL Class F                                          15,093,500      9,833,039       0.1%
    Bangkok Expressway & Metro PCL                                                      25,165,955      5,357,136       0.0%
    Bangkok Insurance PCL                                                                   17,340        168,953       0.0%
    Bangkok Land PCL(6712912)                                                          107,958,600      4,873,908       0.0%
    Bangkok Land PCL(6712893)                                                            1,802,700         81,385       0.0%
    Bangkok Life Assurance PCL                                                           2,689,940      3,823,831       0.0%
    Bangkok Ranch PCL                                                                      123,600         23,662       0.0%
    Banpu PCL                                                                           12,334,110      6,449,438       0.1%
    Beauty Community PCL                                                                17,239,800      5,615,650       0.0%
    BEC World PCL                                                                        4,854,800      2,843,729       0.0%
    Berli Jucker PCL                                                                     6,242,250      9,408,635       0.1%
    Better World Green PCL                                                               6,574,200        420,779       0.0%
    Big Camera Corp. PCL                                                                 8,906,300      1,206,254       0.0%
    BJC Heavy Industries PCL Class F                                                       283,000         49,731       0.0%
    BTS Group Holdings PCL                                                               3,277,000        800,581       0.0%
    Bumrungrad Hospital PCL                                                              1,303,600      6,816,453       0.1%
    Buriram Sugar PCL                                                                      121,500         43,743       0.0%
    Cal-Comp Electronics Thailand PCL Class F                                           16,210,528      1,167,241       0.0%
    Carabao Group PCL Class F                                                              615,600      1,213,698       0.0%
    Central Pattana PCL                                                                  5,485,900      8,778,067       0.1%
    Central Plaza Hotel PCL                                                              4,894,300      5,314,191       0.0%
    CH Karnchang PCL                                                                     2,872,467      2,421,252       0.0%
    Charoen Pokphand Foods PCL                                                          15,996,200     14,397,608       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
THAILAND -- (Continued)
    Charoong Thai Wire & Cable PCL Class F                                       1,034,400 $   295,564       0.0%
*   Christiani & Nielsen Thai Class F                                            2,094,400     225,014       0.0%
    Chularat Hospital PCL Class F                                               28,946,100   2,332,395       0.0%
    CK Power PCL                                                                20,607,810   2,084,482       0.0%
    COL PCL                                                                         23,200      21,213       0.0%
*   Country Group Development PCL                                                7,287,400     212,391       0.0%
    Country Group Holdings PCL Class F                                           6,503,911     288,051       0.0%
    CP ALL PCL                                                                   9,774,500  16,966,951       0.1%
    CS Loxinfo PCL                                                               1,599,300     262,761       0.0%
    Delta Electronics Thailand PCL                                               2,115,700   4,745,552       0.0%
*   Demco PCL                                                                    1,242,600     248,538       0.0%
    Dhipaya Insurance PCL                                                          670,700     804,897       0.0%
    Diamond Building Products PCL                                                  361,400      51,426       0.0%
    Dynasty Ceramic PCL                                                         16,994,760   2,165,773       0.0%
    E for L Aim PCL                                                             12,761,600     102,100       0.0%
    Eastern Polymer Group PCL Class F                                            2,616,600   1,009,332       0.0%
    Eastern Water Resources Development and Management PCL Class F               3,977,200   1,329,616       0.0%
    Electricity Generating PCL(6304643)                                            836,000   4,658,047       0.0%
    Electricity Generating PCL(6368553)                                            161,000     897,064       0.0%
    Energy Absolute PCL                                                          4,254,200   3,433,992       0.0%
    Energy Earth PCL                                                               591,800      77,785       0.0%
    Erawan Group PCL (The)                                                      11,178,200   1,437,300       0.0%
*   Esso Thailand PCL                                                           10,728,600   3,096,189       0.0%
    Forth Corp. PCL                                                                233,800      43,423       0.0%
    Forth Smart Service PCL                                                        162,500      78,006       0.0%
*   G J Steel PCL                                                                6,467,310      68,374       0.0%
*   G Steel PCL                                                                  4,546,840      46,771       0.0%
    GFPT PCL                                                                     6,470,322   2,810,169       0.0%
    Global Power Synergy Co., Ltd. Class F                                         831,500     843,439       0.0%
    Glow Energy PCL                                                              2,093,500   4,606,029       0.0%
*   GMM Grammy PCL                                                                 258,000      58,976       0.0%
    Golden Land Property Development PCL(BYNQKS0)                                4,419,600     738,757       0.0%
    Golden Land Property Development PCL(6368586)                                  816,400     136,465       0.0%
    Grand Canal Land PCL                                                         4,831,500     342,371       0.0%
*   Grande Asset Hotels & Property PCL                                           6,756,915     156,385       0.0%
    Group Lease PCL                                                                502,100     659,950       0.0%
    Hana Microelectronics PCL                                                    2,462,657   2,251,733       0.0%
    Home Product Center PCL                                                     32,325,715   9,328,944       0.1%
    ICC International PCL                                                           51,000      52,279       0.0%
    Ichitan Group PCL                                                            1,364,800     428,968       0.0%
    Indorama Ventures PCL                                                       11,834,000   9,890,549       0.1%
    Inter Far East Energy Corp. Class F                                          2,400,700     296,336       0.0%
    Interlink Communication PCL                                                    240,100     140,640       0.0%
    Intouch Holdings PCL                                                         2,220,900   3,363,317       0.0%
    IRPC PCL                                                                    48,001,490   6,556,100       0.1%
*   Italian-Thai Development PCL                                                11,939,419   1,692,107       0.0%
*   ITV PCL                                                                        183,700          --       0.0%
    JAS Asset PCL                                                                  194,506      14,005       0.0%
    Jasmine International PCL                                                   10,595,500   2,527,964       0.0%
    Jay Mart PCL                                                                 2,541,810     806,174       0.0%
    JSP Property PCL                                                             1,090,100      37,689       0.0%
    Jubilee Enterprise PCL                                                         102,600      48,372       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
THAILAND -- (Continued)
    Kang Yong Electric PCL                                                           4,900 $    46,623       0.0%
    Karmarts PCL                                                                   626,900     245,404       0.0%
    Kasikornbank PCL(6888794)                                                    1,466,600   7,207,806       0.1%
    Kasikornbank PCL(6364766)                                                    3,095,500  15,213,258       0.1%
    KCE Electronics PCL                                                          1,869,482   5,982,770       0.1%
    KGI Securities Thailand PCL                                                  9,273,300     948,594       0.0%
    Khon Kaen Sugar Industry PCL                                                11,833,548   1,318,690       0.0%
    Kiatnakin Bank PCL                                                           4,271,607   7,140,196       0.1%
    Krung Thai Bank PCL                                                         15,969,575   7,848,466       0.1%
    Krungthai Card PCL                                                           1,173,000   5,027,502       0.0%
    L.P.N Development PCL                                                          301,300      98,145       0.0%
    Laguna Resorts & Hotels PCL                                                     10,800       7,561       0.0%
    Lam Soon Thailand PCL                                                          354,600      39,515       0.0%
    Land & Houses PCL(6581941)                                                  11,231,180   2,952,407       0.0%
    Land & Houses PCL(6581930)                                                   3,326,700     874,509       0.0%
    Lanna Resources PCL                                                          1,433,750     524,380       0.0%
    LH Financial Group PCL                                                      32,676,927   1,587,278       0.0%
    Loxley PCL                                                                   9,516,935     842,989       0.0%
    LPN Development PCL                                                          8,219,700   2,677,465       0.0%
    Major Cineplex Group PCL                                                     4,268,200   3,536,761       0.0%
    Malee Group PCL                                                                135,300     354,705       0.0%
    Maybank Kim Eng Securities Thailand PCL                                        272,400     171,235       0.0%
    MBK PCL                                                                      3,823,200   1,605,859       0.0%
    MC Group PCL                                                                   102,500      43,639       0.0%
    MCOT PCL                                                                     1,618,300     559,509       0.0%
    MCS Steel PCL                                                                  288,800     125,431       0.0%
    Mega Lifesciences PCL                                                          984,800     661,270       0.0%
    Millcon Steel PCL                                                              863,000      32,796       0.0%
    Minor International PCL                                                      6,039,457   6,643,877       0.1%
    MK Real Estate Development PCL                                               2,044,900     232,551       0.0%
    MK Restaurants Group PCL                                                       456,800     678,723       0.0%
    Modernform Group PCL                                                           724,300     127,279       0.0%
*   Mono Technology PCL                                                            643,100      51,452       0.0%
    Muang Thai Insurance PCL                                                        19,800      77,226       0.0%
    Muangthai Leasing PCL Class F                                                  378,800     203,484       0.0%
    Muramoto Electron Thailand PCL                                                   7,400      48,209       0.0%
    Namyong Terminal PCL                                                           214,200      86,298       0.0%
    Nation Multimedia Group PCL                                                 11,246,400     369,551       0.0%
*   Noble Development PCL                                                           97,500      44,575       0.0%
*   Nok Airlines PCL                                                               303,000      69,695       0.0%
    Padaeng Industry PCL                                                           192,800      74,371       0.0%
    Platinum Group PCL (The) Class F                                               253,900      47,882       0.0%
*   Polyplex Thailand PCL                                                        2,948,187     985,607       0.0%
*   Precious Shipping PCL                                                        6,476,200   1,119,537       0.0%
    Premier Marketing PCL                                                        1,169,700     309,157       0.0%
    President Bakery PCL                                                             1,800       3,356       0.0%
    Property Perfect PCL                                                        31,993,500     914,165       0.0%
    Pruksa Real Estate PCL                                                       7,775,400   5,132,131       0.0%
    PTG Energy PCL                                                               8,140,900   6,687,646       0.1%
    PTT Exploration & Production PCL                                             9,182,869  21,843,670       0.1%
    PTT Global Chemical PCL                                                      5,165,111   8,855,108       0.1%
    PTT PCL                                                                      5,479,380  54,171,455       0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                                ---------- ----------- ---------------
THAILAND -- (Continued)
    Quality Houses PCL                                                          39,778,204 $ 2,841,503       0.0%
    Raimon Land PCL                                                             20,329,300     720,290       0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)                         731,100   1,044,503       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)                       1,684,501   2,406,602       0.0%
    Ratchthani Leasing PCL                                                       9,277,300   1,378,440       0.0%
    Regional Container Lines PCL                                                 3,962,900     552,581       0.0%
    Robinson Department Store PCL                                                1,630,900   2,702,827       0.0%
    Rojana Industrial Park PCL                                                   5,367,012     714,630       0.0%
    RS PCL                                                                       5,971,200   1,399,067       0.0%
    S 11 Group PCL                                                                 123,900      31,154       0.0%
    Saha-Union PCL                                                                 630,900     671,506       0.0%
*   Sahaviriya Steel Industries PCL                                             72,645,680     103,787       0.0%
    Samart Corp. PCL                                                             5,856,200   2,359,381       0.0%
*   Samart I-Mobile PCL                                                         14,498,900     410,141       0.0%
    Samart Telcoms PCL                                                           2,692,600     854,000       0.0%
    Sansiri PCL                                                                 90,114,885   4,274,326       0.0%
    SC Asset Corp PCL                                                           20,631,516   2,039,718       0.0%
    Siam Cement PCL (The)(6609906)                                                 193,700   2,789,479       0.0%
    Siam Cement PCL (The)(6609928)                                                 772,300  11,033,645       0.1%
    Siam City Cement PCL(6363194)                                                   19,700     162,677       0.0%
    Siam City Cement PCL(6806387)                                                  444,300   3,668,911       0.0%
    Siam Commercial Bank PCL (The)                                               3,442,169  14,113,901       0.1%
    Siam Future Development PCL                                                  7,429,325   1,284,304       0.0%
    Siam Global House PCL                                                        6,152,355   2,707,230       0.0%
    Siam Wellness Group PCL                                                         81,700      28,714       0.0%
    Siamgas & Petrochemicals PCL                                                 5,038,600   1,670,055       0.0%
*   Singha Estate PCL                                                            4,808,371     645,742       0.0%
    Sino-Thai Engineering & Construction PCL                                     4,756,871   3,465,968       0.0%
    SNC Former PCL                                                                 954,900     390,173       0.0%
    Somboon Advance Technology PCL                                               2,214,725     778,373       0.0%
    SPCG PCL                                                                     3,831,200   2,233,202       0.0%
    Sri Ayudhya Capital PCL                                                        230,700     217,533       0.0%
    Sri Trang Agro-Industry PCL                                                  7,795,300   3,006,973       0.0%
    Sriracha Construction PCL                                                    1,039,500     412,859       0.0%
    Srisawad Power 1979 PCL Class F                                                796,277     910,096       0.0%
    Srithai Superware PCL                                                       10,925,500     577,532       0.0%
*   Stars Microelectronics Thailand PCL                                          2,240,900     441,809       0.0%
    STP & I PCL                                                                  7,607,733   1,989,021       0.0%
    Supalai PCL                                                                 10,456,700   7,290,334       0.1%
*   Superblock PCL                                                              13,560,400     616,074       0.0%
    Susco PCL                                                                    2,397,300     241,117       0.0%
    SVI PCL                                                                      9,484,228   1,273,687       0.0%
    Symphony Communication PCL                                                     262,058      59,154       0.0%
    Syntec Construction PCL                                                      4,660,900     535,376       0.0%
*   Tata Steel Thailand PCL                                                     21,604,700     462,991       0.0%
    Thai Agro Energy PCL Class F                                                   279,230      24,095       0.0%
*   Thai Airways International PCL                                               9,318,137   7,455,042       0.1%
    Thai Central Chemical PCL                                                      233,100     191,489       0.0%
    Thai Metal Trade PCL                                                           442,500     164,369       0.0%
    Thai Nakarin Hospital PCL                                                       31,900      34,865       0.0%
    Thai Oil PCL                                                                 2,901,500   5,803,415       0.1%
    Thai Rayon PCL                                                                  20,400      27,105       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
THAILAND -- (Continued)
    Thai Reinsurance PCL                                                           148,000 $      9,557       0.0%
    Thai Rung Union Car PCL                                                        526,800       57,501       0.0%
    Thai Stanley Electric PCL                                                        5,600       27,682       0.0%
    Thai Stanley Electric PCL Class F                                              150,500      743,953       0.0%
    Thai Union Group PCL Class F                                                12,486,360    7,742,096       0.1%
    Thai Vegetable Oil PCL                                                       3,533,625    3,382,426       0.0%
    Thai Wah PCL                                                                   224,500       50,356       0.0%
    Thai-German Ceramic Industry PCL                                             4,086,200      259,200       0.0%
    Thaicom PCL                                                                  3,674,200    2,183,681       0.0%
    Thaire Life Assurance PCL Class F                                            1,495,400      423,015       0.0%
    Thanachart Capital PCL                                                       5,425,700    6,123,727       0.1%
    Thitikorn PCL                                                                  849,200      249,925       0.0%
    Thoresen Thai Agencies PCL                                                   7,227,400    1,879,258       0.0%
    TICON Industrial Connection PCL Class F                                      3,472,724    1,468,571       0.0%
    Tipco Asphalt PCL                                                            3,055,100    1,580,036       0.0%
    TIPCO Foods PCL                                                              1,633,400      630,071       0.0%
    Tisco Financial Group PCL(B3KFW76)                                           3,011,000    4,452,297       0.0%
    Tisco Financial Group PCL(B3KFW10)                                             460,090      680,325       0.0%
    TMB Bank PCL                                                                74,132,413    4,448,263       0.0%
    Total Access Communication PCL(B1YWK08)                                      6,418,200    5,730,945       0.0%
    Total Access Communication PCL(B231MK7)                                      1,794,900    1,602,704       0.0%
    TPI Polene PCL                                                              90,960,610    5,717,932       0.0%
    TRC Construction PCL                                                         9,526,400      427,358       0.0%
    True Corp. PCL                                                              76,070,248   14,671,739       0.1%
    TTCL PCL(BWY4Y10)                                                            1,283,568      814,207       0.0%
    TTCL PCL(B5ML0D8)                                                               22,904       14,529       0.0%
    TTW PCL                                                                      9,664,600    2,899,587       0.0%
*   U City PCL                                                                  43,907,800       37,638       0.0%
    Union Mosaic Industry PCL (The) Class F                                      1,020,550       76,984       0.0%
    Unique Engineering & Construction PCL                                        5,056,305    2,456,095       0.0%
    Univanich Palm Oil PCL                                                         477,000       81,777       0.0%
    Univentures PCL                                                              5,498,300      911,212       0.0%
    Vanachai Group PCL                                                           6,656,540    2,853,007       0.0%
    VGI Global Media PCL                                                        10,046,600    1,636,277       0.0%
    Vibhavadi Medical Center PCL                                                43,827,100    3,706,785       0.0%
    Vinythai PCL                                                                 2,363,100      671,844       0.0%
*   WHA Corp. PCL                                                                9,276,100      874,666       0.0%
    Workpoint Entertainment PCL                                                  1,110,280    1,213,464       0.0%
                                                                                           ------------       ---
TOTAL THAILAND                                                                              608,766,026       3.2%
                                                                                           ------------       ---
TURKEY -- (1.6%)
    Adana Cimento Sanayii TAS Class A                                              445,035      896,534       0.0%
#   Adel Kalemcilik Ticaret ve Sanayi A.S.                                          68,397      381,093       0.0%
#*  Afyon Cimento Sanayi TAS                                                       902,611    2,318,063       0.0%
    Akbank TAS                                                                   5,304,515   14,195,719       0.1%
    Akcansa Cimento A.S.                                                           392,991    1,639,767       0.0%
#*  Akenerji Elektrik Uretim A.S.                                                3,770,374    1,171,431       0.0%
#   Aksa Akrilik Kimya Sanayii A.S.                                                970,848    2,734,447       0.0%
#*  Aksa Enerji Uretim A.S.                                                      1,184,828    1,076,542       0.0%
*   Aksigorta A.S.                                                                 839,792      549,079       0.0%
#   Alarko Holding A.S.                                                            890,710    1,117,235       0.0%
    Albaraka Turk Katilim Bankasi A.S.                                           3,229,679    1,295,033       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                        PERCENTAGE
                                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                                --------- ----------- ---------------
TURKEY -- (Continued)
    Alkim Alkali Kimya A.S.                                                        62,513 $   350,457       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                                         1,661,495     923,977       0.0%
*   Anadolu Cam Sanayii A.S.                                                    1,381,903   1,001,321       0.0%
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                                   893,960   5,464,054       0.1%
#   Anadolu Hayat Emeklilik A.S.                                                  489,183     782,001       0.0%
    Arcelik A.S.                                                                1,686,939  11,145,051       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                                     998,969   3,037,736       0.0%
#   Aygaz A.S.                                                                    464,424   1,641,200       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                                        234,401     818,562       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                                     211,763     442,358       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.                          1,083,806   1,530,400       0.0%
    BIM Birlesik Magazalar A.S.                                                   753,096  12,277,038       0.1%
#   Bizim Toptan Satis Magazalari A.S.                                            193,845     811,499       0.0%
#   Bolu Cimento Sanayii A.S.                                                     794,381   1,605,587       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                                534,690   1,458,084       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                                   80,744   1,980,058       0.0%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                              573,423   1,291,633       0.0%
#   Bursa Cimento Fabrikasi A.S.                                                  227,301     479,622       0.0%
#   Celebi Hava Servisi A.S.                                                      102,022     683,489       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                                          622,475   3,093,936       0.0%
    Coca-Cola Icecek A.S.                                                         407,720   4,612,684       0.0%
#*  Deva Holding A.S.                                                             216,864     296,772       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                                          7,965,806   2,055,298       0.0%
#   Dogus Otomotiv Servis ve Ticaret A.S.                                         719,228   2,321,211       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                                     301,696   1,231,994       0.0%
#   EGE Endustri VE Ticaret A.S.                                                   24,008   1,642,469       0.0%
*   EGE Seramik Sanayi ve Ticaret A.S.                                            722,629     811,308       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.  2,356,852   2,980,635       0.0%
    Enka Insaat ve Sanayi A.S.                                                  1,177,915   1,799,054       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                                       8,566,116  11,647,363       0.1%
#*  Fenerbahce Futbol A.S.                                                        102,382   1,298,074       0.0%
#   Ford Otomotiv Sanayi A.S.                                                     408,030   4,168,522       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.                            30,618     365,004       0.0%
#   Global Yatirim Holding A.S.                                                 2,251,737   1,158,250       0.0%
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.                               61,429          --       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.                           71,836   1,687,456       0.0%
#   Goodyear Lastikleri TAS                                                     1,485,993   1,791,370       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                              1,117,444     845,431       0.0%
#   GSD Holding A.S.                                                            2,303,178     715,354       0.0%
#   Gubre Fabrikalari TAS                                                       1,298,883   2,144,670       0.0%
#*  Ihlas Holding A.S.                                                          7,412,199     817,152       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.               166,942     400,273       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.                         753,290     549,416       0.0%
    Is Finansal Kiralama A.S.                                                   1,254,328     446,581       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                                       201,635      69,821       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                               1,137,692   1,103,782       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A                 1,500,998     675,186       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B                   725,472     347,356       0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D                 8,001,229   3,262,433       0.0%
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                                     3,809,560   1,379,457       0.0%
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                                         4,506     399,389       0.0%
    KOC Holding A.S.                                                            2,149,812   8,967,017       0.1%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                   PERCENTAGE
                                                                                        SHARES       VALUE++     OF NET ASSETS**
                                                                                       --------- --------------- ---------------
TURKEY -- (Continued)
#   Konya Cimento Sanayii A.S.                                                            10,060 $       874,470       0.0%
#*  Koza Altin Isletmeleri A.S.                                                          425,974       2,426,580       0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                                     1,501,782       1,121,666       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                                               454,687         665,737       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                                       2,312,918         792,604       0.0%
*   Migros Ticaret A.S.                                                                  328,506       1,890,946       0.0%
*   NET Holding A.S.                                                                   1,324,028       1,322,294       0.0%
#*  Netas Telekomunikasyon A.S.                                                          287,876         927,758       0.0%
    Nuh Cimento Sanayi A.S.                                                              228,729         688,730       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                                               142,302       4,704,023       0.0%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.                               722,150         530,700       0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                                       170,424         719,764       0.0%
    Petkim Petrokimya Holding A.S.                                                     4,253,707       5,779,737       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                                                    94,529         317,041       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                                     112,411         559,928       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                                  394,304         393,932       0.0%
#*  Sekerbank TAS                                                                      4,184,073       1,582,413       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                          1,327,444       1,348,369       0.0%
    Soda Sanayii A.S.                                                                  1,778,780       2,471,339       0.0%
#   Tat Gida Sanayi A.S.                                                                 780,226       1,438,919       0.0%
#   TAV Havalimanlari Holding A.S.                                                     1,079,973       4,439,939       0.0%
    Tekfen Holding A.S.                                                                1,539,759       3,906,793       0.0%
#*  Teknosa Ic Ve Dis Ticaret A.S.                                                       102,667         149,083       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                                                   953,850       7,187,670       0.1%
    Trakya Cam Sanayii A.S.                                                            3,934,883       3,243,077       0.0%
#*  Tumosan Motor ve Traktor Sanayi A.S.                                                 336,084         864,706       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                                              699,285      14,261,167       0.1%
#   Turcas Petrol A.S.                                                                 1,236,155         615,227       0.0%
#*  Turk Hava Yollari AO                                                               8,416,492      14,806,265       0.1%
    Turk Telekomunikasyon A.S.                                                         1,755,951       3,248,838       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                                               113,252       2,941,121       0.0%
*   Turkcell Iletisim Hizmetleri A.S.                                                  2,913,708       9,395,229       0.1%
#*  Turkcell Iletisim Hizmetleri A.S. ADR                                                291,527       2,338,047       0.0%
    Turkiye Garanti Bankasi A.S.                                                       8,155,637      22,192,612       0.1%
    Turkiye Halk Bankasi A.S.                                                          2,851,258       8,671,474       0.1%
    Turkiye Is Bankasi Class C                                                         6,599,089      10,715,406       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                                                9,871,369       4,375,416       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                                               7,455,657       7,843,209       0.1%
#   Turkiye Vakiflar Bankasi TAO Class D                                               6,181,542       9,162,253       0.1%
    Ulker Biskuvi Sanayi A.S.                                                            926,513       5,753,138       0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                                           1,168,106       2,482,247       0.0%
*   Yapi ve Kredi Bankasi A.S.                                                         4,280,899       5,124,989       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                                                  2,245,191       1,191,379       0.0%
                                                                                                 ---------------      ----
TOTAL TURKEY                                                                                         315,650,023       1.7%
                                                                                                 ---------------      ----
TOTAL COMMON STOCKS                                                                               17,858,490,841      95.4%
                                                                                                 ---------------      ----
PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
    AES Tiete Energia SA                                                                   6,203           6,257       0.0%
    Alpargatas SA                                                                      1,331,965       4,427,365       0.0%
    Banco ABC Brasil SA                                                                  947,051       4,563,172       0.0%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                          PERCENTAGE
                                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                                ---------- ------------ ---------------
BRAZIL -- (Continued)
    Banco Bradesco SA                                                            4,819,172 $ 50,486,564       0.3%
    Banco Bradesco SA ADR                                                        4,068,175   42,349,700       0.2%
    Banco do Estado do Rio Grande do Sul SA Class B                              2,107,233    8,978,186       0.1%
    Banco Pan SA                                                                 1,370,328      601,021       0.0%
    Banco Pine SA                                                                  192,365      248,893       0.0%
    Braskem SA Class A                                                             421,175    3,730,143       0.0%
*   Centrais Eletricas Brasileiras SA Class B                                    1,229,963   10,538,687       0.1%
    Centrais Eletricas Santa Catarina                                               64,363      279,673       0.0%
    Cia Brasileira de Distribuicao                                                 873,400   16,690,915       0.1%
    Cia de Gas de Sao Paulo - COMGAS Class A                                       152,346    2,481,827       0.0%
    Cia de Saneamento do Parana                                                    109,300      335,570       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                                389,993    8,462,066       0.0%
    Cia Energetica de Minas Gerais                                               4,418,790   13,497,243       0.1%
    Cia Energetica de Sao Paulo Class B                                          1,293,442    6,009,319       0.0%
    Cia Energetica do Ceara Class A                                                 75,930    1,133,241       0.0%
    Cia Ferro Ligas da Bahia - FERBASA                                             356,882      857,545       0.0%
    Cia Paranaense de Energia                                                      569,641    6,522,675       0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA                       1,134,586    3,678,874       0.0%
    Eucatex SA Industria e Comercio                                                 87,459       81,102       0.0%
    Gerdau SA                                                                    2,941,571   10,155,424       0.1%
    Itau Unibanco Holding SA                                                    10,663,754  128,285,762       0.7%
    Itau Unibanco Holding SA ADR                                                 6,510,406   77,669,143       0.4%
    Lojas Americanas SA                                                          3,900,887   25,297,105       0.1%
*   Marcopolo SA                                                                 4,051,832    4,138,149       0.0%
*   Petroleo Brasileiro SA                                                       9,738,720   53,971,791       0.3%
*   Petroleo Brasileiro SA Sponsored ADR                                         4,323,435   47,817,191       0.3%
*   Randon SA Implementos e Participacoes                                        2,116,195    3,168,989       0.0%
    Suzano Papel e Celulose SA Class A                                           3,280,839   11,573,386       0.1%
    Telefonica Brasil SA                                                           894,497   12,941,062       0.1%
    Unipar Carbocloro SA                                                           153,900      323,999       0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                               4,253,898    6,010,363       0.0%
    Vale SA                                                                      4,352,179   28,128,275       0.2%
    Vale SA Sponsored ADR                                                          961,488    6,191,983       0.0%
                                                                                           ------------       ---
TOTAL BRAZIL                                                                                601,632,660       3.2%
                                                                                           ------------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                                    61,948      144,285       0.0%
    Embotelladora Andina SA                                                        139,928      523,075       0.0%
    Embotelladora Andina SA Class B                                                681,285    2,764,419       0.0%
    Sociedad Quimica y Minera de Chile SA Class B                                    3,406      100,639       0.0%
                                                                                           ------------       ---
TOTAL CHILE                                                                                   3,532,418       0.0%
                                                                                           ------------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                                          1,408,983    1,124,645       0.0%
    Banco Davivienda SA                                                            608,317    6,190,842       0.1%
    Bancolombia SA                                                                 262,109    2,487,907       0.0%
    Grupo Argos SA                                                                  31,405      192,183       0.0%
    Grupo Aval Acciones y Valores SA                                             8,079,317    3,331,921       0.0%
    Grupo de Inversiones Suramericana SA                                           218,459    2,760,908       0.0%
                                                                                           ------------       ---
TOTAL COLOMBIA                                                                               16,088,406       0.1%
                                                                                           ------------       ---

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                                                    PERCENTAGE
                                                                                         SHARES       VALUE++     OF NET ASSETS**
                                                                                       ---------- --------------- ---------------
SOUTH KOREA -- (0.0%)
*    Hanwha Corp.                                                                          46,181 $       762,788        0.0%
                                                                                                  ---------------      -----
TOTAL PREFERRED STOCKS                                                                                622,016,272        3.3%
                                                                                                  ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    Ecopro Rights 12/06/16                                                                 7,110          17,150        0.0%
*    Interflex Co., Ltd. Rights 11/24/16                                                   17,993          58,968        0.0%
*    SOLID, Inc. Rights                                                                    31,280          15,718        0.0%
                                                                                                  ---------------      -----
TOTAL AUSTRALIA                                                                                            91,836        0.0%
                                                                                                  ---------------      -----
BRAZIL -- (0.0%)
*    LPS Brasil Consultoria de Imoveis SA Rights 11/30/16                                  37,436           3,518        0.0%
                                                                                                  ---------------      -----
CHINA -- (0.0%)
*    Symphony Holdings, Ltd. Warrants 07/05/19                                            264,000           2,893        0.0%
                                                                                                  ---------------      -----
INDIA -- (0.0%)
*    Karnataka Bank, Ltd. Rights 11/21/16                                                 870,230         681,471        0.0%
                                                                                                  ---------------      -----
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15                                                            1,003,528              --        0.0%
                                                                                                  ---------------      -----
SOUTH KOREA -- (0.0%)
*    Asiana Airlines, Inc. Rights 11/03/16                                                142,909              --        0.0%
*    Dongbang Transport Logistics Co., Ltd. Rights 11/03/16                                28,877           6,814        0.0%
*    IM Co., Ltd. Rights                                                                   13,801           3,739        0.0%
*    Samsung Heavy Industries Co., Ltd. Rights 11/08/16                                   451,291       1,017,549        0.0%
                                                                                                  ---------------      -----
TOTAL SOUTH KOREA                                                                                       1,028,102        0.0%
                                                                                                  ---------------      -----
TAIWAN -- (0.0%)
*    Microelectronics Rights                                                               16,048           2,899        0.0%
                                                                                                  ---------------      -----
THAILAND -- (0.0%)
*    Asian Phytoceutical Rights                                                            13,716             502        0.0%
*    TPI Polene PCL Rights 12/30/16                                                       561,485              --        0.0%
                                                                                                  ---------------      -----
TOTAL THAILAND                                                                                                502        0.0%
                                                                                                  ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                                   1,811,221        0.0%
                                                                                                  ---------------      -----
TOTAL INVESTMENT SECURITIES                                                                        18,482,318,334
                                                                                                  ---------------

                                                                                                       VALUE+
                                                                                                  ---------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@ DFA Short Term Investment Fund                                                    89,883,156   1,040,127,884        5.6%
                                                                                                  ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $18,654,071,551)                                              $19,522,446,218      104.3%
                                                                                                  ===============      =====

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                       -------------------------------------------------------
                                                                           LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                                       --------------  --------------- ------- ---------------
Common Stocks
   Brazil                                                              $1,315,185,728               --   --    $ 1,315,185,728
   Chile                                                                   92,720,557  $   183,048,579   --        275,769,136
   China                                                                  296,032,195    2,454,323,880   --      2,750,356,075
   Colombia                                                                67,342,330               --   --         67,342,330
   Czech Republic                                                                  --       30,382,918   --         30,382,918
   Egypt                                                                      873,114       16,598,075   --         17,471,189
   Greece                                                                          --       49,673,177   --         49,673,177
   Hong Kong                                                                       --        2,330,709   --          2,330,709
   Hungary                                                                    297,975       62,566,287   --         62,864,262
   India                                                                  118,055,293    2,348,755,044   --      2,466,810,337
   Indonesia                                                               29,984,610      598,415,053   --        628,399,663
   Malaysia                                                                        --      687,558,992   --        687,558,992
   Mexico                                                                 826,048,937               --   --        826,048,937
   Peru                                                                    25,378,230               --   --         25,378,230
   Philippines                                                              5,316,547      285,792,429   --        291,108,976
   Poland                                                                          --      285,379,966   --        285,379,966
   Russia                                                                  13,016,138      239,830,864   --        252,847,002
   South Africa                                                           145,078,248    1,352,549,708   --      1,497,627,956
   South Korea                                                             83,894,614    2,563,710,913   --      2,647,605,527
   Taiwan                                                                 205,016,334    2,548,917,348   --      2,753,933,682
   Thailand                                                               608,588,877          177,149   --        608,766,026
   Turkey                                                                   2,338,047      313,311,976   --        315,650,023
Preferred Stocks
   Brazil                                                                 601,632,660               --   --        601,632,660
   Chile                                                                           --        3,532,418   --          3,532,418
   Colombia                                                                16,088,406               --   --         16,088,406
   South Korea                                                                762,788               --   --            762,788
Rights/Warrants
   Australia                                                                       --           91,836   --             91,836
   Brazil                                                                          --            3,518   --              3,518
   China                                                                           --            2,893   --              2,893
   India                                                                           --          681,471   --            681,471
   Poland                                                                          --               --   --                 --
   South Korea                                                                     --        1,028,102   --          1,028,102
   Taiwan                                                                          --            2,899   --              2,899
   Thailand                                                                        --              502   --                502
Securities Lending Collateral                                                      --    1,040,127,884   --      1,040,127,884
Futures Contracts**                                                        (3,446,602)              --   --         (3,446,602)
                                                                       --------------  ---------------   --    ---------------
TOTAL                                                                  $4,450,205,026  $15,068,794,590   --    $19,518,999,616
                                                                       ==============  ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                     PERCENTAGE
                                                             SHARES      VALUE+    OF NET ASSETS**
                                                           ---------- ------------ ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (11.8%)
*  Adient P.L.C.                                               47,409 $  2,157,584       0.0%
#* AutoNation, Inc.                                           249,907   10,963,420       0.1%
#  Bed Bath & Beyond, Inc.                                     47,488    1,919,465       0.0%
#  Best Buy Co., Inc.                                       1,711,779   66,605,321       0.3%
#  BorgWarner, Inc.                                           540,934   19,387,075       0.1%
#  Cable One, Inc.                                             11,947    6,890,313       0.0%
   CalAtlantic Group, Inc.                                     14,193      458,718       0.0%
#  Carnival Corp.                                           1,056,828   51,890,255       0.3%
   CBS Corp. Class A                                            7,236      414,406       0.0%
#* Charter Communications, Inc. Class A                       910,208  227,451,877       1.1%
   Comcast Corp. Class A                                   10,885,890  672,965,720       3.2%
   DR Horton, Inc.                                          2,344,017   67,578,010       0.3%
   Ford Motor Co.                                          14,753,200  173,202,568       0.8%
#  Garmin, Ltd.                                               214,118   10,354,746       0.1%
   General Motors Co.                                       5,641,400  178,268,240       0.9%
#  Gentex Corp.                                               447,495    7,567,140       0.0%
   Goodyear Tire & Rubber Co. (The)                         1,439,412   41,786,130       0.2%
   Harman International Industries, Inc.                      231,439   18,448,003       0.1%
*  Hyatt Hotels Corp. Class A                                  26,622    1,352,131       0.0%
   International Game Technology P.L.C.                        16,328      468,940       0.0%
   Johnson Controls International P.L.C.                      474,098   19,115,631       0.1%
#  Kohl's Corp.                                             1,326,479   58,033,456       0.3%
   Lear Corp.                                                 163,552   20,080,915       0.1%
#  Lennar Corp. Class A                                       962,270   40,117,036       0.2%
   Lennar Corp. Class B                                         7,112      238,394       0.0%
*  Liberty Broadband Corp. Class A                             23,806    1,546,200       0.0%
#* Liberty Broadband Corp. Class C                             87,190    5,811,213       0.0%
*  Liberty Interactive Corp., QVC Group Class A             2,560,010   47,334,585       0.2%
#* Liberty Media Corp.-Liberty Braves Class A                  15,678      265,742       0.0%
*  Liberty Media Corp.-Liberty Braves Class C                  31,357      522,721       0.0%
#* Liberty Media Corp.-Liberty Media Class A                   39,197    1,090,853       0.0%
#* Liberty Media Corp.-Liberty Media Class C                   78,394    2,148,780       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class A               156,789    5,216,370       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class C               313,578   10,407,654       0.1%
*  Liberty Ventures Series A                                  137,055    5,468,494       0.0%
#  Macy's, Inc.                                             1,023,148   37,334,671       0.2%
#* Madison Square Garden Co. (The) Class A                      7,458    1,234,224       0.0%
*  MGM Resorts International                                2,324,079   60,821,147       0.3%
*  Mohawk Industries, Inc.                                    348,056   64,146,721       0.3%
   Newell Brands, Inc.                                        240,931   11,569,507       0.1%
   News Corp. Class A                                         290,667    3,522,884       0.0%
   News Corp. Class B                                          31,823      394,605       0.0%
#  Penske Automotive Group, Inc.                              118,405    5,298,624       0.0%
#  PulteGroup, Inc.                                         2,258,297   42,004,324       0.2%
   PVH Corp.                                                  351,720   37,627,006       0.2%
#  Ralph Lauren Corp.                                          84,680    8,307,108       0.0%
#  Royal Caribbean Cruises, Ltd.                            1,157,858   89,004,544       0.4%
   Staples, Inc.                                            2,170,839   16,064,209       0.1%
#  TEGNA, Inc.                                                558,428   10,956,357       0.1%
   Time Warner, Inc.                                        3,800,376  338,195,460       1.6%
#* Toll Brothers, Inc.                                        338,804    9,296,782       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Consumer Discretionary -- (Continued)
   Whirlpool Corp.                                           337,130 $   50,508,817       0.2%
                                                                     --------------      ----
Total Consumer Discretionary                                          2,563,815,096      12.3%
                                                                     --------------      ----
Consumer Staples -- (6.3%)
   Archer-Daniels-Midland Co.                              2,699,731    117,627,280       0.6%
   Bunge, Ltd.                                               814,952     50,535,174       0.2%
   Constellation Brands, Inc. Class A                        216,587     36,196,019       0.2%
   CVS Health Corp.                                        3,989,908    335,551,263       1.6%
#* Edgewell Personal Care Co.                                 25,746      1,941,248       0.0%
   Ingredion, Inc.                                           146,985     19,280,022       0.1%
#  JM Smucker Co. (The)                                      701,856     92,160,711       0.4%
   Kraft Heinz Co. (The)                                     560,385     49,846,246       0.2%
   Molson Coors Brewing Co. Class B                          452,483     46,972,260       0.2%
   Mondelez International, Inc. Class A                    3,933,821    176,785,916       0.9%
   Pinnacle Foods, Inc.                                      489,872     25,189,218       0.1%
#* Post Holdings, Inc.                                       248,398     18,935,380       0.1%
   Reynolds American, Inc.                                   111,055      6,116,909       0.0%
#* Seaboard Corp.                                                 13         44,005       0.0%
#  Spectrum Brands Holdings, Inc.                              2,402        324,847       0.0%
#* TreeHouse Foods, Inc.                                     102,056      8,927,859       0.0%
#  Tyson Foods, Inc. Class A                               1,957,913    138,718,136       0.7%
   Wal-Mart Stores, Inc.                                   1,998,751    139,952,545       0.7%
   Walgreens Boots Alliance, Inc.                          1,165,019     96,382,022       0.5%
#  Whole Foods Market, Inc.                                  132,918      3,760,250       0.0%
                                                                     --------------      ----
Total Consumer Staples                                                1,365,247,310       6.5%
                                                                     --------------      ----
Energy -- (13.1%)
   Anadarko Petroleum Corp.                                1,351,062     80,307,125       0.4%
#  Apache Corp.                                              726,174     43,192,830       0.2%
   Baker Hughes, Inc.                                      1,042,902     57,776,771       0.3%
   Chevron Corp.                                           3,924,607    411,102,583       2.0%
   Cimarex Energy Co.                                        111,646     14,416,848       0.1%
#* Concho Resources, Inc.                                    369,097     46,853,173       0.2%
   ConocoPhillips                                          3,210,456    139,494,313       0.7%
#  CONSOL Energy, Inc.                                        88,213      1,495,210       0.0%
#* Continental Resources, Inc.                               201,161      9,838,785       0.0%
   Devon Energy Corp.                                        585,554     22,186,641       0.1%
   EOG Resources, Inc.                                     1,485,821    134,347,935       0.6%
   Exxon Mobil Corp.                                       9,096,178    757,893,551       3.6%
*  FMC Technologies, Inc.                                    961,292     31,020,893       0.2%
   Halliburton Co.                                           577,209     26,551,614       0.1%
#  Helmerich & Payne, Inc.                                   613,104     38,692,993       0.2%
#  Hess Corp.                                              1,020,486     48,952,713       0.2%
#  HollyFrontier Corp.                                       644,305     16,075,410       0.1%
   Kinder Morgan, Inc.                                       951,784     19,444,947       0.1%
#  Marathon Oil Corp.                                      3,266,531     43,052,879       0.2%
   Marathon Petroleum Corp.                                2,312,389    100,797,036       0.5%
#  Murphy Oil Corp.                                          307,563      7,956,655       0.0%
#  National Oilwell Varco, Inc.                            1,745,118     56,018,288       0.3%
   Noble Energy, Inc.                                        294,983     10,168,064       0.1%
   Occidental Petroleum Corp.                              1,857,300    135,415,743       0.6%
   Phillips 66                                             2,096,097    170,098,272       0.8%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Energy -- (Continued)
   Pioneer Natural Resources Co.                              289,330 $   51,795,857       0.2%
   Range Resources Corp.                                      144,745      4,890,934       0.0%
   Schlumberger, Ltd.                                       1,134,428     88,746,302       0.4%
#* Southwestern Energy Co.                                    672,113      6,983,254       0.0%
#  Targa Resources Corp.                                      466,392     20,474,609       0.1%
   Tesoro Corp.                                               683,800     58,102,486       0.3%
#* Transocean, Ltd.                                         1,340,027     12,877,659       0.1%
   Valero Energy Corp.                                      2,806,975    166,285,199       0.8%
#* Weatherford International P.L.C.                         2,942,972     14,185,125       0.1%
                                                                      --------------      ----
Total Energy                                                           2,847,492,697      13.6%
                                                                      --------------      ----
Financials -- (20.5%)
   Aflac, Inc.                                                984,064     67,772,488       0.3%
*  Alleghany Corp.                                             30,744     15,870,360       0.1%
   Allied World Assurance Co. Holdings AG                     274,410     11,794,142       0.1%
   Allstate Corp. (The)                                     1,219,262     82,787,890       0.4%
   Ally Financial, Inc.                                     1,863,267     33,669,235       0.2%
   American Financial Group, Inc.                             427,555     31,852,847       0.2%
   American International Group, Inc.                       2,735,967    168,809,164       0.8%
   Assurant, Inc.                                             328,056     26,415,069       0.1%
   Assured Guaranty, Ltd.                                     203,216      6,074,126       0.0%
   Axis Capital Holdings, Ltd.                                459,271     26,164,669       0.1%
   Bank of America Corp.                                   15,552,325    256,613,362       1.2%
   Bank of New York Mellon Corp. (The)                      3,379,657    146,237,758       0.7%
#  BB&T Corp.                                               1,858,294     72,845,125       0.4%
#  BOK Financial Corp.                                          4,796        340,612       0.0%
   Capital One Financial Corp.                              2,036,842    150,807,782       0.7%
   Chubb, Ltd.                                                254,886     32,370,522       0.2%
   CIT Group, Inc.                                            363,171     13,194,002       0.1%
   Citigroup, Inc.                                          8,251,489    405,560,684       1.9%
   Citizens Financial Group, Inc.                             146,895      3,869,214       0.0%
   CME Group, Inc.                                            637,847     63,848,485       0.3%
   CNA Financial Corp.                                        411,026     15,031,221       0.1%
   Comerica, Inc.                                             125,755      6,550,578       0.0%
   Endurance Specialty Holdings, Ltd.                          31,340      2,881,713       0.0%
#  Everest Re Group, Ltd.                                     220,574     44,891,220       0.2%
   Fifth Third Bancorp                                      5,017,752    109,186,284       0.5%
   First American Financial Corp.                               8,092        316,074       0.0%
   Goldman Sachs Group, Inc. (The)                            980,999    174,853,262       0.8%
   Hartford Financial Services Group, Inc. (The)            2,313,908    102,066,482       0.5%
   Huntington Bancshares, Inc.                              4,311,699     45,704,009       0.2%
   Jones Lang LaSalle, Inc.                                     5,170        500,715       0.0%
   JPMorgan Chase & Co.                                    11,452,239    793,182,073       3.8%
   KeyCorp                                                  3,126,776     44,150,077       0.2%
#  Legg Mason, Inc.                                           516,746     14,840,945       0.1%
#  Leucadia National Corp.                                    193,405      3,610,871       0.0%
   Lincoln National Corp.                                   1,164,852     57,182,585       0.3%
   Loews Corp.                                              1,684,881     72,500,429       0.3%
#  M&T Bank Corp.                                             315,719     38,748,193       0.2%
   MetLife, Inc.                                            2,038,507     95,728,289       0.5%
   Morgan Stanley                                           3,534,479    118,652,460       0.6%
   Nasdaq, Inc.                                               475,182     30,397,393       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Financials -- (Continued)
   Navient Corp.                                              194,690 $    2,488,138       0.0%
#  New York Community Bancorp, Inc.                           558,598      8,021,467       0.0%
   Old Republic International Corp.                           776,363     13,089,480       0.1%
#  PacWest Bancorp                                            125,155      5,430,475       0.0%
#  People's United Financial, Inc.                            304,024      4,937,350       0.0%
   PNC Financial Services Group, Inc. (The)                 1,303,329    124,598,252       0.6%
   Principal Financial Group, Inc.                          1,639,822     89,534,281       0.4%
   Prudential Financial, Inc.                               1,096,602     92,980,884       0.4%
   Regions Financial Corp.                                  5,273,107     56,474,976       0.3%
   Reinsurance Group of America, Inc.                         312,945     33,754,248       0.2%
#  RenaissanceRe Holdings, Ltd.                                96,612     12,007,905       0.1%
   State Street Corp.                                         524,339     36,813,841       0.2%
   SunTrust Banks, Inc.                                     1,252,716     56,660,345       0.3%
   Synchrony Financial                                        159,750      4,567,253       0.0%
   Travelers Cos., Inc. (The)                               1,119,453    121,102,426       0.6%
   Unum Group                                               1,162,077     41,137,526       0.2%
   Validus Holdings, Ltd.                                     167,263      8,547,139       0.0%
   Voya Financial, Inc.                                       113,438      3,465,531       0.0%
   Wells Fargo & Co.                                        6,090,495    280,223,675       1.3%
#  WR Berkley Corp.                                           214,424     12,243,610       0.1%
   XL Group, Ltd.                                           1,261,223     43,764,438       0.2%
#  Zions Bancorporation                                       710,094     22,872,128       0.1%
                                                                      --------------      ----
Total Financials                                                       4,462,587,777      21.3%
                                                                      --------------      ----
Health Care -- (10.5%)
   Abbott Laboratories                                        269,226     10,564,428       0.1%
#* Acadia Healthcare Co., Inc.                                 56,293      2,024,296       0.0%
   Aetna, Inc.                                              1,802,581    193,507,070       0.9%
*  Alere, Inc.                                                  8,494        379,512       0.0%
*  Allergan P.L.C.                                            496,938    103,830,226       0.5%
#* Amsurg Corp.                                                48,429      2,893,633       0.0%
   Anthem, Inc.                                             1,445,532    176,152,529       0.9%
   Baxter International, Inc.                                  74,488      3,544,884       0.0%
#* Bio-Rad Laboratories, Inc. Class A                           6,194        979,148       0.0%
*  Boston Scientific Corp.                                  2,235,238     49,175,236       0.2%
#* Centene Corp.                                              449,308     28,072,764       0.1%
   Cigna Corp.                                                320,341     38,066,121       0.2%
   Danaher Corp.                                            1,142,926     89,776,837       0.4%
*  DaVita, Inc.                                               374,271     21,939,766       0.1%
   DENTSPLY SIRONA, Inc.                                       55,771      3,210,736       0.0%
#* Envision Healthcare Holdings, Inc.                          60,466      1,196,017       0.0%
*  Express Scripts Holding Co.                              2,738,677    184,586,830       0.9%
*  Hologic, Inc.                                              300,671     10,827,163       0.1%
   Humana, Inc.                                               707,042    121,278,914       0.6%
*  Laboratory Corp. of America Holdings                       497,615     62,371,064       0.3%
*  Mallinckrodt P.L.C.                                        487,783     28,906,021       0.1%
#* MEDNAX, Inc.                                               218,275     13,369,344       0.1%
   Medtronic P.L.C.                                         3,541,179    290,447,502       1.4%
*  Mylan NV                                                   799,559     29,183,903       0.1%
   PerkinElmer, Inc.                                           77,324      3,935,018       0.0%
#  Perrigo Co. P.L.C.                                          26,425      2,198,296       0.0%
   Pfizer, Inc.                                            16,340,523    518,157,984       2.5%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Health Care -- (Continued)
   Quest Diagnostics, Inc.                                   802,798 $   65,379,869       0.3%
*  Quintiles IMS Holdings, Inc.                                3,566        255,825       0.0%
#  STERIS P.L.C.                                              96,552      6,451,605       0.0%
#  Teleflex, Inc.                                             79,982     11,447,824       0.1%
   Thermo Fisher Scientific, Inc.                          1,023,977    150,555,338       0.7%
#* United Therapeutics Corp.                                  29,409      3,531,139       0.0%
   Universal Health Services, Inc. Class B                   240,412     29,020,133       0.1%
*  WellCare Health Plans, Inc.                               101,722     11,546,464       0.1%
   Zimmer Biomet Holdings, Inc.                               96,616     10,183,326       0.1%
                                                                     --------------      ----
Total Health Care                                                     2,278,946,765      10.9%
                                                                     --------------      ----
Industrials -- (10.7%)
#* AECOM                                                     513,031     14,287,913       0.1%
   AGCO Corp.                                                397,047     20,281,161       0.1%
   AMERCO                                                     28,974      9,340,928       0.0%
   Arconic, Inc.                                           1,888,056     54,224,968       0.3%
   Carlisle Cos., Inc.                                       198,258     20,787,351       0.1%
#  Caterpillar, Inc.                                       1,458,164    121,698,367       0.6%
   Chicago Bridge & Iron Co. NV                              108,794      3,483,584       0.0%
#* Colfax Corp.                                               38,985      1,239,333       0.0%
   CSX Corp.                                               5,234,843    159,715,060       0.8%
   Cummins, Inc.                                             300,301     38,384,474       0.2%
   Dover Corp.                                               808,291     54,066,585       0.3%
   Eaton Corp. P.L.C.                                      1,549,750     98,827,558       0.5%
   FedEx Corp.                                               853,987    148,867,014       0.7%
#  Fluor Corp.                                               662,994     34,469,058       0.2%
   Fortive Corp.                                             111,852      5,710,045       0.0%
   General Electric Co.                                    7,508,293    218,491,326       1.0%
*  Hertz Global Holdings, Inc.                               269,101      8,920,698       0.0%
   Ingersoll-Rand P.L.C.                                     780,118     52,494,140       0.3%
*  Jacobs Engineering Group, Inc.                            230,707     11,899,867       0.1%
*  JetBlue Airways Corp.                                   1,847,009     32,285,717       0.2%
   Kansas City Southern                                      564,274     49,520,686       0.2%
   L-3 Communications Holdings, Inc.                         381,253     52,208,786       0.2%
   Macquarie Infrastructure Corp.                             72,220      5,908,318       0.0%
   ManpowerGroup, Inc.                                       289,357     22,222,618       0.1%
   Norfolk Southern Corp.                                  1,569,304    145,945,272       0.7%
   Northrop Grumman Corp.                                    380,060     87,033,740       0.4%
   Orbital ATK, Inc.                                          52,588      3,910,444       0.0%
   Owens Corning                                             705,387     34,408,778       0.2%
#  PACCAR, Inc.                                              521,622     28,647,480       0.1%
#  Pentair P.L.C.                                            940,755     51,863,823       0.2%
*  Quanta Services, Inc.                                     153,044      4,400,015       0.0%
   Republic Services, Inc.                                 2,187,522    115,129,283       0.5%
#  Ryder System, Inc.                                        109,553      7,601,883       0.0%
   Southwest Airlines Co.                                  3,733,160    149,513,058       0.7%
*  Spirit Aerosystems Holdings, Inc. Class A                  40,393      2,034,191       0.0%
   Stanley Black & Decker, Inc.                            1,095,910    124,758,394       0.6%
   Textron, Inc.                                           1,333,881     53,461,951       0.3%
   Union Pacific Corp.                                     2,259,039    199,202,059       1.0%
*  United Continental Holdings, Inc.                         939,065     52,803,625       0.3%
#* United Rentals, Inc.                                      304,756     23,057,839       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Industrials -- (Continued)
   Waste Connections, Inc.                                     50,831 $    3,823,000       0.0%
                                                                      --------------      ----
Total Industrials                                                      2,326,930,390      11.1%
                                                                      --------------      ----
Information Technology -- (14.0%)
   Activision Blizzard, Inc.                                   11,000        474,870       0.0%
#* Akamai Technologies, Inc.                                   67,139      4,664,146       0.0%
   Amdocs, Ltd.                                               176,179     10,297,663       0.1%
*  ARRIS International P.L.C.                                 279,782      7,772,344       0.0%
*  Arrow Electronics, Inc.                                    608,061     37,164,688       0.2%
   Avnet, Inc.                                                756,262     31,725,191       0.2%
   Brocade Communications Systems, Inc.                     1,391,533     14,750,250       0.1%
   CA, Inc.                                                 2,590,583     79,634,521       0.4%
   Cisco Systems, Inc.                                     21,342,703    654,794,128       3.1%
*  CommerceHub, Inc. Series A                                  53,622        805,402       0.0%
#* CommerceHub, Inc. Series C                                 107,244      1,614,022       0.0%
   Computer Sciences Corp.                                    318,655     17,350,765       0.1%
   Corning, Inc.                                            3,676,381     83,490,613       0.4%
*  Dell Technologies, Inc. Class V                            703,394     34,529,612       0.2%
   Dolby Laboratories, Inc. Class A                            11,316        538,528       0.0%
*  EchoStar Corp. Class A                                       2,635        123,160       0.0%
   Fidelity National Information Services, Inc.             1,453,689    107,456,691       0.5%
#* First Solar, Inc.                                          220,385      8,923,389       0.0%
*  Flex, Ltd.                                               1,458,705     20,699,024       0.1%
   FLIR Systems, Inc.                                          14,203        467,563       0.0%
   Hewlett Packard Enterprise Co.                           9,162,273    205,876,274       1.0%
   HP, Inc.                                                 9,619,949    139,393,061       0.7%
   IAC/InterActiveCorp                                        120,638      7,773,913       0.0%
   Ingram Micro, Inc. Class A                                 715,108     26,602,018       0.1%
   Intel Corp.                                             20,115,235    701,418,244       3.4%
#  Jabil Circuit, Inc.                                        427,462      9,122,039       0.0%
   Juniper Networks, Inc.                                     877,180     23,104,921       0.1%
#  Lam Research Corp.                                         945,899     91,619,777       0.4%
   Leidos Holdings, Inc.                                      220,139      9,151,178       0.1%
   Marvell Technology Group, Ltd.                             566,260      7,378,368       0.0%
*  Micron Technology, Inc.                                  5,259,846     90,258,957       0.4%
#* Microsemi Corp.                                             57,304      2,414,218       0.0%
   NetApp, Inc.                                               513,180     17,417,329       0.1%
*  Nuance Communications, Inc.                                113,903      1,596,920       0.0%
#  NVIDIA Corp.                                             1,824,559    129,835,618       0.6%
*  ON Semiconductor Corp.                                     282,440      3,296,075       0.0%
#* Qorvo, Inc.                                                224,491     12,492,924       0.1%
   QUALCOMM, Inc.                                           2,685,866    184,572,712       0.9%
#  SS&C Technologies Holdings, Inc.                            32,426      1,035,362       0.0%
   Symantec Corp.                                           1,837,610     45,995,378       0.2%
#  SYNNEX Corp.                                                57,500      5,896,050       0.0%
*  Synopsys, Inc.                                              61,961      3,674,907       0.0%
#  TE Connectivity, Ltd.                                      879,618     55,301,584       0.3%
   Teradyne, Inc.                                             168,905      3,933,797       0.0%
#  Western Digital Corp.                                      821,229     47,992,623       0.2%
   Xerox Corp.                                              5,967,302     58,300,541       0.3%
*  Yahoo!, Inc.                                               877,399     36,455,928       0.2%
#* Zillow Group, Inc. Class A                                   3,568        117,851       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                             SHARES       VALUE+      OF NET ASSETS**
                                                           ---------- --------------- ---------------
Information Technology -- (Continued)
#* Zillow Group, Inc. Class C                                  18,297 $       610,388       0.0%
                                                                      ---------------      ----
Total Information Technology                                            3,039,915,525      14.5%
                                                                      ---------------      ----
Materials -- (3.7%)
#  Albemarle Corp.                                            242,608      20,269,898       0.1%
#  Ashland Global Holdings, Inc.                              369,626      41,298,313       0.2%
#  CF Industries Holdings, Inc.                               392,811       9,431,392       0.1%
   Dow Chemical Co. (The)                                     822,454      44,256,250       0.2%
   Eastman Chemical Co.                                       789,758      56,791,498       0.3%
#  Freeport-McMoRan, Inc.                                   7,270,127      81,280,020       0.4%
*  Ingevity Corp.                                             125,857       5,210,480       0.0%
   International Paper Co.                                  2,120,633      95,492,104       0.5%
   Martin Marietta Materials, Inc.                            101,173      18,755,451       0.1%
#  Mosaic Co. (The)                                         1,616,370      38,033,186       0.2%
   Newmont Mining Corp.                                     3,239,227     119,980,968       0.6%
   Nucor Corp.                                              2,308,070     112,749,219       0.5%
   Reliance Steel & Aluminum Co.                              408,842      28,120,153       0.1%
#  Royal Gold, Inc.                                            12,274         844,697       0.0%
   Sonoco Products Co.                                         12,855         646,478       0.0%
   Steel Dynamics, Inc.                                       886,631      24,346,887       0.1%
   Vulcan Materials Co.                                       563,226      63,757,183       0.3%
#  Westlake Chemical Corp.                                    146,665       7,595,780       0.0%
   WestRock Co.                                               923,378      42,650,830       0.2%
                                                                      ---------------      ----
Total Materials                                                           811,510,787       3.9%
                                                                      ---------------      ----
Telecommunication Services -- (4.5%)
   AT&T, Inc.                                              21,002,992     772,700,076       3.7%
#  CenturyLink, Inc.                                        3,689,142      98,057,394       0.5%
#  Frontier Communications Corp.                            4,301,274      17,291,121       0.1%
*  Level 3 Communications, Inc.                               841,785      47,266,228       0.2%
#* Sprint Corp.                                             2,011,161      12,388,752       0.1%
#* T-Mobile US, Inc.                                          811,219      40,341,921       0.2%
#* United States Cellular Corp.                               174,320       6,109,916       0.0%
                                                                      ---------------      ----
Total Telecommunication Services                                          994,155,408       4.8%
                                                                      ---------------      ----
Utilities -- (0.2%)
*  Calpine Corp.                                            1,488,185      17,709,402       0.1%
   NRG Energy, Inc.                                         1,541,737      16,388,664       0.1%
#  UGI Corp.                                                  102,621       4,750,326       0.0%
                                                                      ---------------      ----
Total Utilities                                                            38,848,392       0.2%
                                                                      ---------------      ----
TOTAL COMMON STOCKS                                                    20,729,450,147      99.1%
                                                                      ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights          196,076         198,998       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                             SHARES        VALUE+      OF NET ASSETS**
                                                           ----------- --------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights           196,076 $         9,568        0.0%
                                                                       ---------------      -----
TOTAL RIGHTS/WARRANTS                                                          208,566        0.0%
                                                                       ---------------      -----
TOTAL INVESTMENT SECURITIES                                             20,729,658,713
                                                                       ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.260%                                   200,994,368     200,994,368        1.0%
                                                                       ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.8%)
(S)@ DFA Short Term Investment Fund                         70,916,981     820,651,306        3.9%
                                                                       ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $16,161,108,715)                   $21,751,304,387      104.0%
                                                                       ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------------
                                    LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                ---------------  ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 2,563,815,096            --   --    $ 2,563,815,096
   Consumer Staples               1,365,247,310            --   --      1,365,247,310
   Energy                         2,847,492,697            --   --      2,847,492,697
   Financials                     4,462,587,777            --   --      4,462,587,777
   Health Care                    2,278,946,765            --   --      2,278,946,765
   Industrials                    2,326,930,390            --   --      2,326,930,390
   Information Technology         3,039,915,525            --   --      3,039,915,525
   Materials                        811,510,787            --   --        811,510,787
   Telecommunication Services       994,155,408            --   --        994,155,408
   Utilities                         38,848,392            --   --         38,848,392
Rights/Warrants                              --  $    208,566   --            208,566
Temporary Cash Investments          200,994,368            --   --        200,994,368
Securities Lending Collateral                --   820,651,306   --        820,651,306
Futures Contracts**                  (3,872,034)           --   --         (3,872,034)
                                ---------------  ------------   --    ---------------
TOTAL                           $20,926,572,481  $820,859,872   --    $21,747,432,353
                                ===============  ============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (6.3%)
#  Alumina, Ltd.                                             312,287 $    375,331       0.0%
   Aurizon Holdings, Ltd.                                  2,455,480    9,097,348       0.1%
#  Australia & New Zealand Banking Group, Ltd.             5,260,554  111,078,744       1.1%
   Bank of Queensland, Ltd.                                  469,790    3,727,828       0.0%
#  Bendigo & Adelaide Bank, Ltd.                             998,452    8,431,791       0.1%
   BHP Billiton, Ltd.                                      5,929,050  103,585,415       1.1%
#  BHP Billiton, Ltd. Sponsored ADR                        1,703,682   59,662,944       0.6%
   BlueScope Steel, Ltd.                                   1,541,717    9,146,433       0.1%
   Boral, Ltd.                                             1,650,081    7,883,727       0.1%
#  Fortescue Metals Group, Ltd.                            8,082,342   33,918,570       0.4%
   Harvey Norman Holdings, Ltd.                              331,698    1,270,257       0.0%
   Incitec Pivot, Ltd.                                     4,609,977   10,310,533       0.1%
   Macquarie Group, Ltd.                                      81,985    4,955,934       0.1%
   National Australia Bank, Ltd.                             317,804    6,746,163       0.1%
   Newcrest Mining, Ltd.                                   3,033,954   53,122,828       0.5%
   Orica, Ltd.                                               146,212    1,806,358       0.0%
   Origin Energy, Ltd.                                     2,811,665   11,332,630       0.1%
   QBE Insurance Group, Ltd.                               2,435,790   18,454,730       0.2%
#  Rio Tinto, Ltd.                                           954,610   39,496,477       0.4%
   Santos, Ltd.                                            4,348,609   11,635,791       0.1%
   South32, Ltd.                                           6,275,261   12,246,296       0.1%
   South32, Ltd. ADR                                         354,708    3,414,065       0.0%
   Star Entertainment Grp, Ltd. (The)                      1,443,422    5,461,826       0.1%
   Suncorp Group, Ltd.                                     2,798,383   25,398,409       0.3%
   Tatts Group, Ltd.                                       1,490,610    4,594,886       0.0%
   Treasury Wine Estates, Ltd.                               915,665    7,464,837       0.1%
   Wesfarmers, Ltd.                                          306,359    9,539,691       0.1%
   Woodside Petroleum, Ltd.                                2,846,042   60,922,340       0.6%
                                                                     ------------       ---
TOTAL AUSTRALIA                                                       635,082,182       6.5%
                                                                     ------------       ---
AUSTRIA -- (0.1%)
   Erste Group Bank AG                                        98,143    3,077,647       0.0%
   OMV AG                                                    151,254    4,720,579       0.1%
                                                                     ------------       ---
TOTAL AUSTRIA                                                           7,798,226       0.1%
                                                                     ------------       ---
BELGIUM -- (1.2%)
   Ageas                                                     602,353   22,006,010       0.2%
   Colruyt SA                                                 73,576    3,954,560       0.1%
*  KBC Group NV                                              529,044   32,251,072       0.3%
   Proximus SADP                                             363,864   10,414,691       0.1%
   Solvay SA                                                 259,616   29,781,444       0.3%
   UCB SA                                                    140,226    9,489,316       0.1%
   Umicore SA                                                216,454   13,156,523       0.1%
                                                                     ------------       ---
TOTAL BELGIUM                                                         121,053,616       1.2%
                                                                     ------------       ---
CANADA -- (7.6%)
#  AltaGas, Ltd.                                             235,300    5,822,416       0.1%
   Bank of Montreal(063671101)                             1,645,325  104,642,670       1.1%
   Bank of Montreal(2076009)                                 152,900    9,730,518       0.1%
*  BlackBerry, Ltd.(09228F103)                                83,447      588,301       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
CANADA -- (Continued)
*  BlackBerry, Ltd.(BCBHZ31)                               1,284,796 $  9,071,064       0.1%
   Cameco Corp.(13321L108)                                   546,688    4,209,498       0.1%
   Cameco Corp.(2166160)                                     441,786    3,402,408       0.0%
   Canadian Natural Resources, Ltd.(136385101)               930,900   29,518,839       0.3%
   Canadian Natural Resources, Ltd.(2171573)               1,016,083   32,248,306       0.3%
   Cenovus Energy, Inc.                                    1,330,284   19,209,301       0.2%
   Crescent Point Energy Corp.(B67C8W8)                      822,786    9,796,386       0.1%
   Crescent Point Energy Corp.(22576C101)                  1,508,054   17,976,008       0.2%
*  Detour Gold Corp.                                         109,374    2,085,062       0.0%
*  Eldorado Gold Corp.(284902103)                            109,318      345,445       0.0%
*  Eldorado Gold Corp.(2307873)                              881,059    2,778,558       0.0%
   Empire Co., Ltd. Class A                                  788,935   11,363,770       0.1%
#  Enbridge Income Fund Holdings, Inc.                       128,921    3,271,804       0.0%
   Encana Corp.(292505104)                                 1,373,775   13,105,813       0.1%
   Encana Corp.(2793193)                                      16,100      153,522       0.0%
   Fairfax Financial Holdings, Ltd.                           58,854   30,142,217       0.3%
   Finning International, Inc.                               494,324    9,198,783       0.1%
   First Quantum Minerals, Ltd.                              887,325    8,428,031       0.1%
   Genworth MI Canada, Inc.                                   88,989    1,932,640       0.0%
   Goldcorp, Inc.(2676302)                                   670,577   10,183,891       0.1%
   Goldcorp, Inc.(380956409)                               1,076,273   16,359,350       0.2%
*  Husky Energy, Inc.                                      1,360,135   14,632,631       0.2%
   Imperial Oil, Ltd.(2454241)                               107,006    3,470,335       0.0%
   Imperial Oil, Ltd.(453038408)                              46,162    1,499,342       0.0%
   Industrial Alliance Insurance & Financial Services,
     Inc.                                                    363,795   14,087,462       0.2%
*  Kinross Gold Corp.                                      5,398,196   20,968,166       0.2%
*  Lundin Mining Corp.                                       904,499    3,540,311       0.0%
   Magna International, Inc.                                  89,810    3,686,700       0.0%
   Manulife Financial Corp.(2492519)                       3,005,038   43,530,820       0.5%
   Manulife Financial Corp.(56501R106)                       821,065   11,889,021       0.1%
   Maple Leaf Foods, Inc.                                     75,421    1,717,820       0.0%
   PrairieSky Royalty, Ltd.                                   20,621      448,456       0.0%
   Silver Wheaton Corp.                                      443,530   10,693,508       0.1%
   Sun Life Financial, Inc.(866796105)                       343,606   11,503,929       0.1%
   Sun Life Financial, Inc.(2566124)                       1,013,400   33,915,996       0.4%
#  Suncor Energy, Inc.(867224107)                            769,213   23,091,774       0.2%
   Suncor Energy, Inc.(B3NB1P2)                            3,911,426  117,374,872       1.2%
   Tahoe Resources, Inc.                                      28,464      341,237       0.0%
   Teck Resources, Ltd. Class B(2879327)                   1,123,435   24,256,078       0.3%
   Teck Resources, Ltd. Class B(878742204)                   868,701   18,746,568       0.2%
*  Tourmaline Oil Corp.                                      923,326   24,196,607       0.3%
*  Turquoise Hill Resources, Ltd.(900435108)                 127,382      394,884       0.0%
*  Turquoise Hill Resources, Ltd.(B7WJ1F5)                 1,295,625    4,018,340       0.1%
   West Fraser Timber Co., Ltd.                               11,349      388,538       0.0%
   Whitecap Resources, Inc.                                  244,684    1,955,575       0.0%
   WSP Global, Inc.                                          227,214    7,360,358       0.1%
   Yamana Gold, Inc.                                       3,207,591   11,454,829       0.1%
                                                                     ------------       ---
TOTAL CANADA                                                          764,728,758       7.9%
                                                                     ------------       ---
DENMARK -- (1.7%)
   AP Moller--Maersk A.S. Class A                              7,706   11,263,574       0.1%
#  AP Moller--Maersk A.S. Class B                             16,058   24,631,062       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
DENMARK -- (Continued)
   Carlsberg A.S. Class B                                    190,294 $ 17,144,409       0.2%
   Danske Bank A.S.                                          937,398   28,917,809       0.3%
   DSV A.S.                                                  444,855   21,539,804       0.2%
*  H Lundbeck A.S.                                            89,765    2,892,989       0.0%
   ISS A.S.                                                  315,788   12,396,475       0.1%
   Novozymes A.S. Class B                                     47,990    1,780,275       0.0%
   Tryg A.S.                                                  12,675      247,174       0.0%
   Vestas Wind Systems A.S.                                  680,712   54,535,811       0.6%
                                                                     ------------       ---
TOTAL DENMARK                                                         175,349,382       1.8%
                                                                     ------------       ---
FINLAND -- (0.7%)
   Fortum Oyj                                                944,216   15,739,048       0.2%
   Neste Oyj                                                 145,361    6,271,178       0.1%
#  Stora Enso Oyj Class R                                  2,037,136   19,251,199       0.2%
   Stora Enso Oyj Sponsored ADR                               91,500      860,100       0.0%
   UPM-Kymmene Oyj                                         1,353,907   31,493,917       0.3%
   UPM-Kymmene Oyj Sponsored ADR                              69,300    1,610,532       0.0%
                                                                     ------------       ---
TOTAL FINLAND                                                          75,225,974       0.8%
                                                                     ------------       ---
FRANCE -- (8.9%)
   AXA SA                                                  1,878,981   42,394,169       0.4%
   AXA SA Sponsored ADR                                        9,929      224,296       0.0%
   BNP Paribas SA                                          1,521,254   88,207,260       0.9%
*  Bollore SA(BD3RTL2)                                        10,106       36,499       0.0%
#  Bollore SA(4572709)                                     1,500,814    4,941,054       0.1%
   Bouygues SA                                               709,374   23,123,810       0.2%
#  Casino Guichard Perrachon SA                              181,821    9,051,226       0.1%
   Cie de Saint-Gobain                                     1,719,658   76,358,268       0.8%
   Cie Generale des Etablissements Michelin                  334,818   36,263,478       0.4%
   CNP Assurances                                            441,698    7,649,421       0.1%
   Credit Agricole SA                                        588,029    6,344,239       0.1%
#  Electricite de France SA                                  661,539    7,415,994       0.1%
#  Engie SA                                                4,083,126   58,885,688       0.6%
   Natixis SA                                              2,277,633   11,523,747       0.1%
#  Orange SA                                               4,783,728   75,265,526       0.8%
*  Peugeot SA                                              1,922,462   28,788,891       0.3%
   Renault SA                                                759,818   66,075,160       0.7%
   SCOR SE                                                   349,012   11,302,264       0.1%
   Societe Generale SA                                     1,935,625   75,503,898       0.8%
#  STMicroelectronics NV                                   1,809,335   17,172,420       0.2%
   Total SA                                                4,607,253  220,709,998       2.2%
   Vivendi SA                                              1,149,492   23,266,335       0.2%
                                                                     ------------       ---
TOTAL FRANCE                                                          890,503,641       9.2%
                                                                     ------------       ---
GERMANY -- (7.1%)
   Allianz SE                                                730,758  114,074,413       1.2%
   Allianz SE Sponsored ADR                                2,811,910   43,668,962       0.4%
   BASF SE                                                     8,683      766,517       0.0%
#  Bayerische Motoren Werke AG                               972,382   84,835,907       0.9%
   Commerzbank AG                                          1,443,145    9,828,131       0.1%
   Daimler AG                                              2,565,266  183,011,136       1.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
GERMANY -- (Continued)
#* Deutsche Bank AG(5750355)                                  855,448 $ 12,371,170       0.1%
#* Deutsche Bank AG(D18190898)                                771,660   11,104,187       0.1%
   Deutsche Lufthansa AG                                      970,178   12,417,407       0.1%
   E.ON SE                                                  9,462,347   69,348,171       0.7%
   Evonik Industries AG                                         6,793      212,733       0.0%
   Fraport AG Frankfurt Airport Services Worldwide            106,349    6,312,926       0.1%
   Hannover Rueck SE                                           33,914    3,783,489       0.0%
   HeidelbergCement AG                                        345,070   32,642,950       0.3%
   Linde AG                                                    60,899   10,058,480       0.1%
   Metro AG                                                   603,069   18,064,461       0.2%
   Muenchener Rueckversicherungs-Gesellschaft AG              131,549   25,541,488       0.3%
   Osram Licht AG                                               7,588      430,974       0.0%
*  RWE AG                                                   2,182,311   34,718,788       0.4%
*  Talanx AG                                                  175,108    5,435,098       0.1%
   Telefonica Deutschland Holding AG                        1,391,339    5,396,050       0.1%
*  Uniper SE                                                  946,234   12,594,585       0.1%
   Volkswagen AG                                               86,008   12,856,866       0.1%
                                                                      ------------       ---
TOTAL GERMANY                                                          709,474,889       7.3%
                                                                      ------------       ---
HONG KONG -- (2.7%)
   Bank of East Asia, Ltd. (The)                              578,540    2,325,677       0.0%
#  Cathay Pacific Airways, Ltd.                             4,603,000    6,058,628       0.1%
   CK Hutchison Holdings, Ltd.                              5,014,984   61,925,181       0.6%
   FIH Mobile, Ltd.                                         1,731,000      571,236       0.0%
   Great Eagle Holdings, Ltd.                                  15,363       68,149       0.0%
   Guoco Group, Ltd.                                            6,000       67,359       0.0%
   Hang Lung Group, Ltd.                                    2,284,000    8,736,850       0.1%
   Hang Lung Properties, Ltd.                               4,424,000    9,728,870       0.1%
   Henderson Land Development Co., Ltd.                       319,042    1,887,206       0.0%
   Hongkong & Shanghai Hotels, Ltd. (The)                     468,131      529,033       0.0%
   Hopewell Holdings, Ltd.                                    938,669    3,286,646       0.0%
   Kerry Properties, Ltd.                                   2,477,000    7,843,187       0.1%
#  MTR Corp., Ltd.                                            861,459    4,767,380       0.1%
   New World Development Co., Ltd.                         24,926,156   30,989,426       0.3%
   NWS Holdings, Ltd.                                       2,036,968    3,604,114       0.1%
   Shangri-La Asia, Ltd.                                    4,242,000    4,658,970       0.1%
   Sino Land Co., Ltd.                                      5,960,178   10,120,020       0.1%
   Sun Hung Kai Properties, Ltd.                            2,980,920   44,389,245       0.5%
   Swire Pacific, Ltd. Class A                              2,098,000   21,806,312       0.2%
   Swire Pacific, Ltd. Class B                              1,117,500    2,089,765       0.0%
   Wharf Holdings, Ltd. (The)                               2,829,990   21,218,431       0.2%
   Wheelock & Co., Ltd.                                     3,599,000   22,148,624       0.2%
   Yue Yuen Industrial Holdings, Ltd.                         160,000      609,317       0.0%
                                                                      ------------       ---
TOTAL HONG KONG                                                        269,429,626       2.8%
                                                                      ------------       ---
IRELAND -- (0.3%)
*  Bank of Ireland                                         33,479,054    7,166,276       0.1%
   CRH P.L.C.                                                 319,932   10,386,295       0.1%
   CRH P.L.C. Sponsored ADR                                   301,886    9,750,918       0.1%
   Paddy Power Betfair P.L.C.                                   2,432      252,017       0.0%
                                                                      ------------       ---
TOTAL IRELAND                                                           27,555,506       0.3%
                                                                      ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
ISRAEL -- (0.4%)
   Azrieli Group, Ltd.                                         32,693 $ 1,391,802       0.0%
   Bank Hapoalim BM                                         3,220,797  18,576,684       0.2%
*  Bank Leumi Le-Israel BM                                  3,203,974  12,088,781       0.1%
   Israel Chemicals, Ltd.                                     107,601     382,368       0.0%
#  Mizrahi Tefahot Bank, Ltd.                                 365,367   4,758,205       0.1%
                                                                      -----------       ---
TOTAL ISRAEL                                                           37,197,840       0.4%
                                                                      -----------       ---
ITALY -- (0.9%)
   Assicurazioni Generali SpA                                 854,617  11,039,380       0.1%
   Eni SpA                                                    364,550   5,290,443       0.1%
#  Fiat Chrysler Automobiles NV(BRJFWP3)                      550,814   4,037,977       0.0%
#  Fiat Chrysler Automobiles NV(N31738102)                    229,574   1,680,482       0.0%
   Intesa Sanpaolo SpA                                      5,198,318  12,053,186       0.1%
   Mediobanca SpA                                           1,494,372  10,946,700       0.1%
*  Telecom Italia SpA Sponsored ADR                         1,847,002  16,013,507       0.2%
#  UniCredit SpA                                           11,297,891  28,036,952       0.3%
                                                                      -----------       ---
TOTAL ITALY                                                            89,098,627       0.9%
                                                                      -----------       ---
JAPAN -- (22.1%)
   Aeon Co., Ltd.                                           2,442,200  33,750,328       0.4%
   Aisin Seiki Co., Ltd.                                      472,800  20,768,953       0.2%
   Amada Holdings Co., Ltd.                                   694,000   7,905,422       0.1%
   Aoyama Trading Co., Ltd.                                    41,900   1,476,088       0.0%
   Asahi Glass Co., Ltd.                                    3,495,000  24,443,348       0.3%
   Asahi Kasei Corp.                                        4,472,000  40,315,200       0.4%
   Bank of Kyoto, Ltd. (The)                                  568,400   4,168,248       0.0%
   Brother Industries, Ltd.                                   719,400  13,200,460       0.1%
   Calsonic Kansei Corp.                                      164,000   2,055,347       0.0%
   Canon Marketing Japan, Inc.                                149,100   2,575,071       0.0%
   Chiba Bank, Ltd. (The)                                     960,000   5,937,395       0.1%
   Chugoku Bank, Ltd. (The)                                   256,900   3,446,965       0.0%
   Citizen Watch Co., Ltd.                                    689,600   3,875,412       0.0%
   Coca-Cola East Japan Co., Ltd.                             123,400   2,719,930       0.0%
#  Coca-Cola West Co., Ltd.                                   169,907   5,021,551       0.1%
   COMSYS Holdings Corp.                                       31,300     551,021       0.0%
   Concordia Financial Group, Ltd.                          2,373,100  11,003,357       0.1%
   Credit Saison Co., Ltd.                                    116,200   2,008,761       0.0%
   Dai Nippon Printing Co., Ltd.                              871,000   8,736,380       0.1%
   Dai-ichi Life Holdings, Inc.                             1,411,400  20,692,491       0.2%
   Daido Steel Co., Ltd.                                       13,000      55,185       0.0%
#  Daiwa Securities Group, Inc.                             2,157,000  12,877,698       0.1%
   Denka Co., Ltd.                                            992,000   4,500,293       0.1%
   Denso Corp.                                                337,400  14,681,954       0.2%
   DIC Corp.                                                  228,700   6,927,739       0.1%
   Dowa Holdings Co., Ltd.                                    231,000   1,715,592       0.0%
#  Ebara Corp.                                                266,800   7,920,478       0.1%
   Fuji Electric Co., Ltd.                                    201,000   1,003,710       0.0%
   Fuji Media Holdings, Inc.                                   42,100     581,147       0.0%
   FUJIFILM Holdings Corp.                                    827,200  31,277,179       0.3%
   Fujitsu, Ltd.                                            3,318,000  19,679,474       0.2%
   Fukuoka Financial Group, Inc.                            1,044,000   4,517,881       0.1%
   Furukawa Electric Co., Ltd.                                 42,968   1,264,139       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
JAPAN -- (Continued)
   Glory, Ltd.                                                185,800 $  6,142,317       0.1%
   Gunma Bank, Ltd. (The)                                     604,496    2,886,386       0.0%
   H2O Retailing Corp.                                        198,900    2,953,760       0.0%
   Hachijuni Bank, Ltd. (The)                                 565,531    3,083,054       0.0%
   Hankyu Hanshin Holdings, Inc.                              447,400   14,812,586       0.2%
   Heiwa Corp.                                                 33,600      789,307       0.0%
   Hiroshima Bank, Ltd. (The)                                 640,000    2,738,980       0.0%
#  Hitachi Capital Corp.                                      103,300    2,304,355       0.0%
   Hitachi Chemical Co., Ltd.                                 320,500    7,492,280       0.1%
#  Hitachi Construction Machinery Co., Ltd.                   425,500    8,900,648       0.1%
   Hitachi High-Technologies Corp.                             82,700    3,449,087       0.0%
   Hitachi Metals, Ltd.                                       475,400    5,942,193       0.1%
   Hitachi Transport System, Ltd.                             105,000    2,164,517       0.0%
   Hitachi, Ltd.                                           10,841,000   57,792,205       0.6%
   Hokuhoku Financial Group, Inc.                             191,900    2,766,196       0.0%
   Honda Motor Co., Ltd.                                    3,689,000  110,380,798       1.1%
#  House Foods Group, Inc.                                     65,300    1,457,723       0.0%
   Ibiden Co., Ltd.                                           459,900    6,676,364       0.1%
#  Idemitsu Kosan Co., Ltd.                                   115,596    2,656,385       0.0%
*  IHI Corp.                                                1,136,000    2,988,493       0.0%
   Iida Group Holdings Co., Ltd.                              378,200    7,310,417       0.1%
   Inpex Corp.                                              2,118,600   19,763,921       0.2%
   Isetan Mitsukoshi Holdings, Ltd.                           594,700    6,010,323       0.1%
#  Isuzu Motors, Ltd.                                         112,300    1,389,056       0.0%
   ITOCHU Corp.                                             3,425,500   43,259,587       0.4%
#  Iyo Bank, Ltd. (The)                                       492,300    3,025,576       0.0%
   J Front Retailing Co., Ltd.                                974,400   13,413,923       0.1%
   JFE Holdings, Inc.                                       1,698,700   24,346,729       0.3%
   JGC Corp.                                                  250,400    4,426,508       0.1%
   JSR Corp.                                                  423,400    6,434,184       0.1%
   JTEKT Corp.                                                479,600    7,097,372       0.1%
   JX Holdings, Inc.                                        2,890,433   11,420,566       0.1%
#  K's Holdings Corp.                                         142,600    2,467,828       0.0%
   Kamigumi Co., Ltd.                                         398,000    3,398,328       0.0%
   Kaneka Corp.                                             1,156,542    9,568,865       0.1%
   Kawasaki Heavy Industries, Ltd.                          1,380,000    4,030,834       0.0%
#  Kawasaki Kisen Kaisha, Ltd.                              3,012,000    7,451,371       0.1%
   Kinden Corp.                                               187,800    2,261,695       0.0%
#* Kobe Steel, Ltd.                                           971,900    8,020,417       0.1%
   Komatsu, Ltd.                                            1,172,200   26,092,121       0.3%
   Konica Minolta, Inc.                                     1,910,700   17,114,203       0.2%
   Kuraray Co., Ltd.                                        1,340,000   20,315,084       0.2%
   Kurita Water Industries, Ltd.                                7,500      177,500       0.0%
   Kyocera Corp.                                              200,500    9,742,085       0.1%
   Kyocera Corp. Sponsored ADR                                 25,197    1,224,070       0.0%
   Kyushu Financial Group, Inc.                               459,949    3,058,401       0.0%
   LIXIL Group Corp.                                          487,800   11,203,936       0.1%
   Marubeni Corp.                                           5,194,400   27,295,412       0.3%
   Mazda Motor Corp.                                        2,460,200   40,799,389       0.4%
   Mebuki Financial Group, Inc.                             1,177,020    4,188,723       0.0%
   Medipal Holdings Corp.                                     258,700    4,420,201       0.1%
   Mitsubishi Chemical Holdings Corp.                       6,562,600   43,089,528       0.4%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
JAPAN -- (Continued)
   Mitsubishi Corp.                                         1,039,400 $22,622,498       0.2%
#  Mitsubishi Gas Chemical Co., Inc.                          553,000   8,511,067       0.1%
   Mitsubishi Heavy Industries, Ltd.                        6,616,000  28,302,364       0.3%
   Mitsubishi Logistics Corp.                                  31,000     419,630       0.0%
   Mitsubishi Materials Corp.                                 518,200  14,846,924       0.2%
   Mitsubishi Motors Corp.                                  2,078,800  11,540,210       0.1%
   Mitsubishi UFJ Financial Group, Inc.                    13,919,406  71,821,469       0.7%
   Mitsubishi UFJ Financial Group, Inc. Sponsored ADR       4,781,372  24,624,066       0.3%
   Mitsubishi UFJ Lease & Finance Co., Ltd.                 1,226,200   5,936,259       0.1%
   Mitsui & Co., Ltd.                                         939,900  13,022,331       0.1%
   Mitsui & Co., Ltd. Sponsored ADR                            11,723   3,228,456       0.0%
   Mitsui Chemicals, Inc.                                   3,169,800  15,610,172       0.2%
   Mitsui Fudosan Co., Ltd.                                   382,000   8,699,628       0.1%
   Mitsui OSK Lines, Ltd.                                   4,123,000  10,310,301       0.1%
   Mizuho Financial Group, Inc.                            49,478,100  83,308,851       0.9%
   Mizuho Financial Group, Inc. ADR                           205,757     689,286       0.0%
   MS&AD Insurance Group Holdings, Inc.                       588,653  17,475,227       0.2%
   NEC Corp.                                               10,595,101  28,331,515       0.3%
   NGK Spark Plug Co., Ltd.                                    16,000     317,525       0.0%
   NH Foods, Ltd.                                             179,536   4,302,332       0.0%
   NHK Spring Co., Ltd.                                       555,900   5,261,794       0.1%
#  Nikon Corp.                                                750,200  11,337,705       0.1%
   Nippo Corp.                                                179,000   3,452,955       0.0%
   Nippon Electric Glass Co., Ltd.                            551,000   2,997,426       0.0%
   Nippon Express Co., Ltd.                                 3,529,238  17,432,469       0.2%
#  Nippon Paper Industries Co., Ltd.                          373,800   6,996,302       0.1%
   Nippon Shokubai Co., Ltd.                                   98,800   6,818,189       0.1%
   Nippon Steel & Sumitomo Metal Corp.                      2,021,593  40,053,539       0.4%
   Nippon Yusen K.K.                                        7,713,000  15,784,732       0.2%
   Nissan Motor Co., Ltd.                                   6,443,700  65,548,427       0.7%
   Nisshinbo Holdings, Inc.                                   305,000   3,036,658       0.0%
   NOK Corp.                                                  331,020   7,459,776       0.1%
   Nomura Holdings, Inc.                                    3,790,000  18,983,861       0.2%
   Nomura Real Estate Holdings, Inc.                          357,100   6,030,223       0.1%
   NSK, Ltd.                                                  312,100   3,469,464       0.0%
   Obayashi Corp.                                             279,682   2,694,235       0.0%
   Oji Holdings Corp.                                       3,833,000  16,206,659       0.2%
   ORIX Corp.                                               2,377,900  37,681,131       0.4%
   Otsuka Holdings Co., Ltd.                                   30,300   1,326,106       0.0%
   Resona Holdings, Inc.                                    7,208,900  31,953,298       0.3%
   Ricoh Co., Ltd.                                          3,215,400  26,206,239       0.3%
   Rohm Co., Ltd.                                              84,700   4,452,220       0.1%
   Sankyo Co., Ltd.                                            73,900   2,603,423       0.0%
#  SBI Holdings, Inc.                                         643,100   7,639,557       0.1%
   Sega Sammy Holdings, Inc.                                  169,200   2,498,383       0.0%
   Seino Holdings Co., Ltd.                                   362,100   4,012,317       0.0%
   Sekisui Chemical Co., Ltd.                                 105,000   1,653,612       0.0%
   Sekisui House, Ltd.                                      1,345,900  22,239,280       0.2%
   Shinsei Bank, Ltd.                                       3,134,000   5,066,932       0.1%
#  Shizuoka Bank, Ltd. (The)                                  799,000   6,743,188       0.1%
   Showa Shell Sekiyu K.K.                                    184,300   1,717,177       0.0%
   Sojitz Corp.                                             2,218,300   5,821,427       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
JAPAN -- (Continued)
   Sompo Holdings, Inc.                                      381,700 $   12,350,588       0.1%
#  Sony Corp. Sponsored ADR                                  100,009      3,133,282       0.0%
#  Sumco Corp.                                                46,900        490,693       0.0%
#  Sumitomo Chemical Co., Ltd.                             7,613,000     36,004,739       0.4%
   Sumitomo Corp.                                            817,500      9,398,474       0.1%
   Sumitomo Electric Industries, Ltd.                      2,838,500     41,934,499       0.4%
   Sumitomo Forestry Co., Ltd.                               526,400      7,332,885       0.1%
   Sumitomo Heavy Industries, Ltd.                         2,186,000     11,508,221       0.1%
   Sumitomo Metal Mining Co., Ltd.                         1,067,000     13,865,502       0.1%
   Sumitomo Mitsui Financial Group, Inc.                   2,854,200     98,959,858       1.0%
   Sumitomo Mitsui Trust Holdings, Inc.                      518,744     17,503,847       0.2%
   Sumitomo Rubber Industries, Ltd.                          659,000     11,055,561       0.1%
   Suzuken Co., Ltd.                                         113,000      3,629,398       0.0%
   T&D Holdings, Inc.                                      2,331,000     28,188,432       0.3%
   Taiheiyo Cement Corp.                                   2,798,212      8,013,807       0.1%
   Takashimaya Co., Ltd.                                     753,634      6,146,631       0.1%
   TDK Corp.                                                 443,000     30,587,138       0.3%
   Teijin, Ltd.                                              771,690     14,910,138       0.2%
   THK Co., Ltd.                                             251,800      5,316,448       0.1%
   Tokai Rika Co., Ltd.                                      165,500      3,103,567       0.0%
   Tokio Marine Holdings, Inc.                               244,600      9,647,844       0.1%
   Tokyo Broadcasting System Holdings, Inc.                   20,600        323,701       0.0%
   Tokyo Tatemono Co., Ltd.                                  132,000      1,676,778       0.0%
   Tokyu Fudosan Holdings Corp.                              458,300      2,583,144       0.0%
   Toppan Printing Co., Ltd.                                 973,000      9,150,105       0.1%
   Tosoh Corp.                                             2,121,000     13,851,196       0.1%
   Toyo Seikan Group Holdings, Ltd.                          309,449      5,707,828       0.1%
   Toyoda Gosei Co., Ltd.                                    228,500      5,235,999       0.1%
   Toyota Industries Corp.                                   198,500      9,107,839       0.1%
   Toyota Motor Corp.                                        269,290     15,620,628       0.2%
   Toyota Tsusho Corp.                                       976,400     23,051,323       0.2%
   Ube Industries, Ltd.                                    3,078,000      6,351,723       0.1%
   Yamada Denki Co., Ltd.                                  2,346,300     12,127,990       0.1%
   Yamaguchi Financial Group, Inc.                           320,148      3,529,414       0.0%
   Yokohama Rubber Co., Ltd. (The)                           352,900      6,127,253       0.1%
   Zeon Corp.                                                  6,000         54,810       0.0%
                                                                     --------------      ----
TOTAL JAPAN                                                           2,220,530,082      22.8%
                                                                     --------------      ----
NETHERLANDS -- (3.2%)
   Aegon NV                                                2,344,257     10,141,119       0.1%
   Akzo Nobel NV                                              32,447      2,096,434       0.0%
*  ArcelorMittal(B03XPL1)                                  3,861,973     26,095,190       0.3%
#* ArcelorMittal(B295F26)                                  1,085,424      7,304,903       0.1%
   Boskalis Westminster                                      192,237      6,199,943       0.1%
   Gemalto NV                                                 22,216      1,208,406       0.0%
   ING Groep NV                                            6,261,830     82,199,110       0.8%
#  ING Groep NV Sponsored ADR                              1,202,410     15,763,595       0.2%
   Koninklijke Ahold Delhaize NV                           1,484,495     33,864,898       0.3%
   Koninklijke Ahold Delhaize NV Sponsored ADR               211,969      4,828,654       0.1%
   Koninklijke DSM NV                                        739,169     47,509,724       0.5%
   Koninklijke KPN NV                                        762,865      2,487,512       0.0%
   Koninklijke Philips NV(500472303)                         426,792     12,816,564       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
NETHERLANDS -- (Continued)
   Koninklijke Philips NV(5986622)                          1,794,168 $ 54,062,166       0.6%
   NN Group NV                                                336,921   10,148,949       0.1%
                                                                      ------------       ---
TOTAL NETHERLANDS                                                      316,727,167       3.3%
                                                                      ------------       ---
NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd.                       552,228    2,600,754       0.0%
   Fletcher Building, Ltd.                                  1,227,588    9,094,053       0.1%
   Fonterra Co-operative Group, Ltd.                          106,924      451,011       0.0%
                                                                      ------------       ---
TOTAL NEW ZEALAND                                                       12,145,818       0.1%
                                                                      ------------       ---
NORWAY -- (0.8%)
   DNB ASA                                                  1,624,432   23,483,885       0.3%
   Norsk Hydro ASA                                          2,457,207   10,985,529       0.1%
   Norsk Hydro ASA Sponsored ADR                               59,900      268,053       0.0%
#* Seadrill, Ltd.                                             584,649    1,245,302       0.0%
#  Statoil ASA                                              1,261,527   20,595,696       0.2%
#  Statoil ASA Sponsored ADR                                  533,496    8,663,975       0.1%
#* Storebrand ASA                                             620,888    3,193,309       0.0%
#* Subsea 7 SA                                                295,671    3,309,850       0.0%
   Yara International ASA                                     156,556    5,530,223       0.1%
                                                                      ------------       ---
TOTAL NORWAY                                                            77,275,822       0.8%
                                                                      ------------       ---
PORTUGAL -- (0.0%)
*  Banco Espirito Santo SA                                  2,631,973           --       0.0%
   EDP Renovaveis SA                                          541,158    4,088,097       0.0%
                                                                      ------------       ---
TOTAL PORTUGAL                                                           4,088,097       0.0%
                                                                      ------------       ---
SINGAPORE -- (1.0%)
   CapitaLand, Ltd.                                         3,934,100    8,725,499       0.1%
   City Developments, Ltd.                                  1,110,600    6,762,145       0.1%
   DBS Group Holdings, Ltd.                                 2,107,512   22,716,253       0.2%
   Frasers Centrepoint, Ltd.                                  453,300      483,869       0.0%
   Golden Agri-Resources, Ltd.                             12,719,900    3,512,338       0.0%
#  Hutchison Port Holdings Trust                           16,251,500    7,219,079       0.1%
   Keppel Corp., Ltd.                                       4,559,400   17,242,030       0.2%
   Olam International, Ltd.                                   484,500      748,587       0.0%
   SembCorp Industries, Ltd.                                1,345,900    2,437,174       0.0%
   Singapore Airlines, Ltd.                                 2,389,100   17,385,355       0.2%
   United Industrial Corp., Ltd.                            1,952,670    3,819,519       0.0%
   UOL Group, Ltd.                                            974,274    3,962,550       0.0%
   Wilmar International, Ltd.                               1,831,400    4,347,956       0.1%
                                                                      ------------       ---
TOTAL SINGAPORE                                                         99,362,354       1.0%
                                                                      ------------       ---
SPAIN -- (2.8%)
   Acciona SA                                                  11,619      882,966       0.0%
   Banco de Sabadell SA                                     8,853,396   11,821,299       0.1%
   Banco Popular Espanol SA                                 3,182,696    3,482,290       0.1%
   Banco Santander SA                                      38,416,551  188,242,084       1.9%
   Banco Santander SA Sponsored ADR                           784,463    3,796,801       0.1%
   CaixaBank SA                                             3,645,520   10,999,946       0.1%
   Iberdrola SA                                             3,626,246   24,678,228       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SPAIN -- (Continued)
   Mapfre SA                                               1,066,920 $  3,164,940       0.0%
   Repsol SA                                               2,329,313   32,523,009       0.3%
                                                                     ------------       ---
TOTAL SPAIN                                                           279,591,563       2.9%
                                                                     ------------       ---
SWEDEN -- (2.2%)
   Boliden AB                                              1,273,315   29,510,907       0.3%
   Holmen AB Class A                                           2,781       94,840       0.0%
   Holmen AB Class B                                          24,786      848,070       0.0%
#  ICA Gruppen AB                                              2,667       82,796       0.0%
   Millicom International Cellular SA                         55,723    2,448,289       0.0%
   Nordea Bank AB                                          4,880,877   51,293,747       0.5%
   Skandinaviska Enskilda Banken AB Class A                2,310,499   23,304,592       0.2%
   Skandinaviska Enskilda Banken AB Class C                   25,796      261,259       0.0%
   Svenska Cellulosa AB SCA Class A                           62,923    1,782,789       0.0%
   Svenska Cellulosa AB SCA Class B                        1,372,783   38,881,063       0.4%
   Svenska Handelsbanken AB Class A                          800,713   10,916,220       0.1%
   Svenska Handelsbanken AB Class B                            3,434       46,124       0.0%
   Swedbank AB Class A                                       196,317    4,593,664       0.1%
   Tele2 AB Class B                                          840,482    6,940,306       0.1%
#  Telefonaktiebolaget LM Ericsson Class A                    28,098      151,792       0.0%
   Telefonaktiebolaget LM Ericsson Class B                 4,879,427   23,669,415       0.3%
   Telefonaktiebolaget LM Ericsson Sponsored ADR             834,580    4,064,405       0.1%
   Telia Co AB                                             5,789,696   23,128,973       0.2%
                                                                     ------------       ---
TOTAL SWEDEN                                                          222,019,251       2.3%
                                                                     ------------       ---
SWITZERLAND -- (7.6%)
   ABB, Ltd.                                               4,800,878   99,044,119       1.0%
   ABB, Ltd. Sponsored ADR                                   271,992    5,616,635       0.1%
   Adecco Group AG                                           640,328   38,022,644       0.4%
   Baloise Holding AG                                        200,163   24,625,955       0.2%
   Banque Cantonale Vaudoise                                     468      294,016       0.0%
   Cie Financiere Richemont SA                             1,271,917   81,771,387       0.8%
   Clariant AG                                             1,150,414   19,050,230       0.2%
   Credit Suisse Group AG                                    859,528   11,992,799       0.1%
   Credit Suisse Group AG Sponsored ADR                    1,052,790   14,633,781       0.1%
*  Dufry AG                                                   62,211    7,568,441       0.1%
   Flughafen Zuerich AG                                       10,906    2,004,784       0.0%
   Julius Baer Group, Ltd.                                   100,967    4,087,303       0.0%
   LafargeHolcim, Ltd.(7110753)                              752,842   40,157,129       0.4%
   LafargeHolcim, Ltd.(BZ3DNX4)                              375,078   20,032,584       0.2%
   Novartis AG                                             1,332,371   94,555,149       1.0%
   Novartis AG Sponsored ADR                                   6,178      438,762       0.0%
   Swatch Group AG (The)(7184736)                            148,927    8,585,339       0.1%
#  Swatch Group AG (The)(7184725)                            121,282   36,476,395       0.4%
   Swiss Life Holding AG                                      57,586   15,239,132       0.2%
   Swiss Re AG                                             1,037,390   96,281,939       1.0%
   UBS Group AG(BRJL176)                                   3,448,485   48,753,503       0.5%
#* UBS Group AG(H42097107)                                   500,015    7,035,211       0.1%
   Zurich Insurance Group AG                                 326,468   85,455,128       0.9%
                                                                     ------------       ---
TOTAL SWITZERLAND                                                     761,722,365       7.8%
                                                                     ------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
UNITED KINGDOM -- (17.7%)
*  Anglo American P.L.C.                                    3,284,169 $   45,581,653       0.5%
#  Antofagasta P.L.C.                                         205,201      1,364,805       0.0%
   Aviva P.L.C.                                             1,136,673      6,159,375       0.1%
   Barclays P.L.C.                                            164,749        381,692       0.0%
   Barclays P.L.C. Sponsored ADR                            4,766,662     43,948,624       0.5%
   Barratt Developments P.L.C.                              1,006,942      5,583,929       0.1%
   BHP Billiton P.L.C.                                        767,576     11,542,089       0.1%
#  BHP Billiton P.L.C. ADR                                    268,993      8,134,348       0.1%
   BP P.L.C.                                                2,461,861     14,553,794       0.1%
   BP P.L.C. Sponsored ADR                                 10,710,966    380,774,841       3.9%
   Carnival P.L.C.                                            195,004      9,405,606       0.1%
#  Carnival P.L.C. ADR                                         47,242      2,308,717       0.0%
   Coca-Cola European Partners P.L.C.                          20,127        774,593       0.0%
*  Glencore P.L.C.                                         33,377,354    102,171,610       1.1%
   HSBC Holdings P.L.C.                                    21,477,669    161,751,262       1.7%
#  HSBC Holdings P.L.C. Sponsored ADR                       3,019,816    113,635,676       1.2%
   Investec P.L.C.                                             16,581        102,905       0.0%
   J Sainsbury P.L.C.                                       7,029,804     21,553,676       0.2%
   Kingfisher P.L.C.                                        7,403,317     32,703,550       0.3%
   Lloyds Banking Group P.L.C.                             42,627,612     29,767,842       0.3%
#  Lloyds Banking Group P.L.C. ADR                            999,149      2,817,600       0.0%
   Old Mutual P.L.C.                                          791,890      1,948,000       0.0%
   Pearson P.L.C.                                             813,680      7,527,654       0.1%
#  Pearson P.L.C. Sponsored ADR                             1,237,005     11,417,556       0.1%
*  Royal Bank of Scotland Group P.L.C.                      2,796,353      6,462,119       0.1%
#* Royal Bank of Scotland Group P.L.C. Sponsored ADR          409,166      1,894,439       0.0%
   Royal Dutch Shell P.L.C. Class A                         2,199,265     54,777,180       0.6%
   Royal Dutch Shell P.L.C. Class B                           398,623     10,281,485       0.1%
   Royal Dutch Shell P.L.C. Sponsored ADR, Class A          3,177,301    158,261,344       1.6%
#  Royal Dutch Shell P.L.C. Sponsored ADR, Class B          3,794,361    198,483,024       2.0%
   Royal Mail P.L.C.                                          539,286      3,235,443       0.0%
*  Standard Chartered P.L.C.                                3,984,128     34,645,620       0.4%
   Vodafone Group P.L.C.                                   58,351,986    160,253,496       1.6%
#  Vodafone Group P.L.C. Sponsored ADR                      4,011,201    111,671,843       1.1%
#  WM Morrison Supermarkets P.L.C.                          6,735,041     18,644,369       0.2%
                                                                      --------------      ----
TOTAL UNITED KINGDOM                                                   1,774,521,759      18.2%
                                                                      --------------      ----
UNITED STATES -- (0.0%)
   Mylan NV                                                    22,254        812,282       0.0%
                                                                      --------------      ----
TOTAL COMMON STOCKS                                                    9,571,294,827      98.4%
                                                                      --------------      ----
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
   Bayerische Motoren Werke AG                                 50,035      3,798,937       0.0%
   Porsche Automobil Holding SE                               267,840     14,473,644       0.1%
   Volkswagen AG                                              535,010     73,764,785       0.8%
                                                                      --------------      ----
TOTAL GERMANY                                                             92,037,366       0.9%
                                                                      --------------      ----
TOTAL PREFERRED STOCKS                                                    92,037,366       0.9%
                                                                      --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                             SHARES       VALUE++     OF NET ASSETS**
                                                           ---------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*  Banco Santander SA Rights 11/07/16                      38,416,550 $     2,150,761        0.0%
                                                                      ---------------      -----
SWEDEN -- (0.0%)
*  Tele2 AB Rights 11/16/16 Class B                           840,482         251,828        0.0%
                                                                      ---------------      -----
TOTAL RIGHTS/WARRANTS                                                       2,402,589        0.0%
                                                                      ---------------      -----
TOTAL INVESTMENT SECURITIES                                             9,665,734,782
                                                                      ---------------

                                                                          VALUE+
                                                                      ---------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@ DFA Short Term Investment Fund                        31,982,623     370,102,917        3.8%
                                                                      ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $10,045,898,931)                  $10,035,837,699      103.1%
                                                                      ===============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                           --------------  -------------- ------- ---------------
Common Stocks
   Australia                                               $   63,077,009  $  572,005,173   --    $   635,082,182
   Austria                                                             --       7,798,226   --          7,798,226
   Belgium                                                             --     121,053,616   --        121,053,616
   Canada                                                     764,728,758              --   --        764,728,758
   Denmark                                                             --     175,349,382   --        175,349,382
   Finland                                                      2,470,632      72,755,342   --         75,225,974
   France                                                         260,795     890,242,846   --        890,503,641
   Germany                                                     67,367,734     642,107,155   --        709,474,889
   Hong Kong                                                           --     269,429,626   --        269,429,626
   Ireland                                                      9,750,918      17,804,588   --         27,555,506
   Israel                                                              --      37,197,840   --         37,197,840
   Italy                                                       17,693,989      71,404,638   --         89,098,627
   Japan                                                       32,899,160   2,187,630,922   --      2,220,530,082
   Netherlands                                                 41,922,122     274,805,045   --        316,727,167
   New Zealand                                                         --      12,145,818   --         12,145,818
   Norway                                                      10,177,330      67,098,492   --         77,275,822
   Portugal                                                            --       4,088,097   --          4,088,097
   Singapore                                                           --      99,362,354   --         99,362,354
   Spain                                                        3,796,801     275,794,762   --        279,591,563
   Sweden                                                       4,064,405     217,954,846   --        222,019,251
   Switzerland                                                 27,724,389     733,997,976   --        761,722,365
   United Kingdom                                           1,033,348,012     741,173,747   --      1,774,521,759
   United States                                                       --         812,282   --            812,282
Preferred Stocks
   Germany                                                             --      92,037,366   --         92,037,366
Rights/Warrants
   Spain                                                               --       2,150,761   --          2,150,761
   Sweden                                                              --         251,828   --            251,828
Securities Lending Collateral                                          --     370,102,917   --        370,102,917
Futures Contracts**                                              (851,802)             --   --           (851,802)
                                                           --------------  --------------   --    ---------------
TOTAL                                                      $2,078,430,252  $7,956,555,645   --    $10,034,985,897
                                                           ==============  ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
COMMON STOCKS -- (91.7%)
Consumer Discretionary -- (17.8%)
#  Accordia Golf Co., Ltd.                                 375,789 $ 3,792,761       0.1%
#  Adastria Co., Ltd.                                      194,640   5,095,303       0.2%
#  Aeon Fantasy Co., Ltd.                                   49,332   1,529,889       0.1%
*  AGORA Hospitality Group Co., Ltd.                       591,000     197,653       0.0%
   Ahresty Corp.                                           137,600   1,555,315       0.1%
   Aigan Co., Ltd.                                          43,800      84,292       0.0%
   Aisan Industry Co., Ltd.                                201,800   1,642,809       0.1%
#* Akebono Brake Industry Co., Ltd.                        546,800   1,046,477       0.0%
#  Alpen Co., Ltd.                                         111,900   2,039,044       0.1%
   Alpha Corp.                                              30,400     297,141       0.0%
   Alpine Electronics, Inc.                                277,500   3,704,149       0.1%
   Amiyaki Tei Co., Ltd.                                    25,600     945,746       0.0%
   Amuse, Inc.                                              70,298   1,188,836       0.0%
*  Anrakutei Co., Ltd.                                       2,200      94,810       0.0%
   AOI Pro, Inc.                                            46,500     368,490       0.0%
   AOKI Holdings, Inc.                                     268,400   3,245,470       0.1%
   Aoyama Trading Co., Ltd.                                304,000  10,709,561       0.4%
   Arata Corp.                                              26,300     601,306       0.0%
   Arcland Sakamoto Co., Ltd.                              176,200   2,098,716       0.1%
   Arcland Service Holdings Co., Ltd.                       38,700   1,148,543       0.0%
   Asahi Broadcasting Corp.                                 24,800     161,780       0.0%
   Asahi Co., Ltd.                                         103,300   1,248,480       0.1%
   Asante, Inc.                                             15,100     228,868       0.0%
   Asatsu-DK, Inc.                                         207,400   5,755,600       0.2%
#  Ashimori Industry Co., Ltd.                             254,000     403,067       0.0%
#  ASKUL Corp.                                              42,000   1,729,472       0.1%
   Atom Corp.                                              414,900   2,743,365       0.1%
   Atsugi Co., Ltd.                                        961,000   1,052,213       0.0%
   Autobacs Seven Co., Ltd.                                455,700   6,479,325       0.2%
   Avex Group Holdings, Inc.                               225,400   2,981,444       0.1%
   Belluna Co., Ltd.                                       291,800   1,947,149       0.1%
   Best Denki Co., Ltd.                                    351,100     461,395       0.0%
   Bic Camera, Inc.                                        546,600   4,704,540       0.2%
   Bookoff Corp.                                            59,400     462,917       0.0%
   BRONCO BILLY Co., Ltd.                                   62,800   1,857,827       0.1%
   Calsonic Kansei Corp.                                   367,000   4,599,464       0.2%
#  Can Do Co., Ltd.                                         65,500   1,140,264       0.0%
   Central Sports Co., Ltd.                                 33,800     808,587       0.0%
   CHIMNEY Co., Ltd.                                        27,800     791,425       0.0%
   Chiyoda Co., Ltd.                                       102,100   2,424,080       0.1%
   Chofu Seisakusho Co., Ltd.                              109,200   2,806,713       0.1%
   Chori Co., Ltd.                                          71,800   1,138,476       0.0%
   Chuo Spring Co., Ltd.                                   196,000     574,206       0.0%
   Clarion Co., Ltd.                                       677,000   2,221,155       0.1%
   Cleanup Corp.                                           129,700   1,104,495       0.0%
   Coco's Japan Co., Ltd.                                    1,400      25,435       0.0%
#  Colowide Co., Ltd.                                      357,500   6,945,808       0.2%
   Corona Corp.                                             84,800     907,254       0.0%
   Create Restaurants Holdings, Inc.                       174,300   1,652,505       0.1%
#* Cross Plus, Inc.                                         14,800      85,981       0.0%
#* D.A. Consortium Holdings, Inc.                          118,700     796,842       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Daido Metal Co., Ltd.                                   193,000 $2,081,419       0.1%
#  Daidoh, Ltd.                                            139,800    550,218       0.0%
#  Daiichikosho Co., Ltd.                                  101,900  4,429,798       0.2%
#  Daikoku Denki Co., Ltd.                                  51,800    830,759       0.0%
   Daikyonishikawa Corp.                                   200,400  2,594,791       0.1%
   Dainichi Co., Ltd.                                       49,300    305,160       0.0%
   Daisyo Corp.                                             47,200    689,933       0.0%
#  DCM Holdings Co., Ltd.                                  530,600  4,648,225       0.2%
   Descente, Ltd.                                          250,600  3,474,956       0.1%
#* DLE, Inc.                                                43,400    284,768       0.0%
   Doshisha Co., Ltd.                                      146,100  3,023,321       0.1%
   Doutor Nichires Holdings Co., Ltd.                      195,386  3,910,781       0.1%
   Dunlop Sports Co., Ltd.                                  76,600    752,299       0.0%
   Dynic Corp.                                             174,000    280,085       0.0%
   Eagle Industry Co., Ltd.                                147,200  2,100,178       0.1%
#  EDION Corp.                                             513,900  4,552,844       0.2%
#  ES-Con Japan, Ltd.                                      209,400    636,929       0.0%
   Exedy Corp.                                             193,000  5,514,411       0.2%
#  F-Tech, Inc.                                             39,200    515,538       0.0%
   FCC Co., Ltd.                                           231,400  5,105,036       0.2%
   Fields Corp.                                             73,600    892,314       0.0%
   Fine Sinter Co., Ltd.                                     9,800    159,365       0.0%
#  First Juken Co., Ltd.                                    22,400    296,036       0.0%
   FJ Next Co., Ltd.                                        31,800    189,333       0.0%
   Foster Electric Co., Ltd.                               140,200  2,572,676       0.1%
   France Bed Holdings Co., Ltd.                           139,600  1,192,368       0.0%
#  FTGroup Co., Ltd.                                        74,000    586,311       0.0%
#  Fuji Co. Ltd/Ehime                                      110,400  2,318,642       0.1%
   Fuji Corp.                                                2,100     41,820       0.0%
   Fuji Corp., Ltd.                                        149,600  1,000,837       0.0%
   Fuji Kiko Co., Ltd.                                     137,400    502,410       0.0%
#  Fuji Kyuko Co., Ltd.                                    250,000  2,866,980       0.1%
   Fuji Oozx, Inc.                                           6,000     21,025       0.0%
   Fujibo Holdings, Inc.                                    67,100  2,121,993       0.1%
#  Fujikura Rubber, Ltd.                                    88,400    481,946       0.0%
#  Fujio Food System Co., Ltd.                               8,300    208,790       0.0%
   Fujishoji Co., Ltd.                                      47,100    499,465       0.0%
#  Fujita Kanko, Inc.                                      147,000    488,470       0.0%
   FuKoKu Co., Ltd.                                         40,800    323,246       0.0%
#  Funai Electric Co., Ltd.                                121,700    992,271       0.0%
#  Furukawa Battery Co., Ltd. (The)                         89,000    630,415       0.0%
   Futaba Industrial Co., Ltd.                             344,700  2,059,511       0.1%
   G-7 Holdings, Inc.                                       32,000    409,729       0.0%
   G-Tekt Corp.                                            110,800  2,104,469       0.1%
   Gakken Holdings Co., Ltd.                               313,000  1,037,527       0.0%
   Gakkyusha Co., Ltd.                                       7,300     89,310       0.0%
#  Genki Sushi Co., Ltd.                                    13,100    253,243       0.0%
#  Geo Holdings Corp.                                      223,300  2,832,778       0.1%
   Gfoot Co., Ltd.                                           3,000     21,689       0.0%
#  GLOBERIDE, Inc.                                          62,299  1,067,173       0.0%
#  Gokurakuyu Co., Ltd.                                     10,900    105,053       0.0%
#  Goldwin, Inc.                                             4,000    183,521       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Golf Digest Online, Inc.                                   49,500 $  385,701       0.0%
#  Gourmet Kineya Co., Ltd.                                   85,000    810,708       0.0%
   GSI Creos Corp.                                           306,000    334,823       0.0%
   Gunze, Ltd.                                             1,080,000  3,624,954       0.1%
   H-One Co., Ltd.                                            75,700    666,481       0.0%
   H2O Retailing Corp.                                       322,200  4,784,825       0.2%
#  Hagihara Industries, Inc.                                  35,500    832,689       0.0%
   Hakuyosha Co., Ltd.                                         6,500    154,999       0.0%
#  Handsman Co., Ltd.                                         17,400    326,833       0.0%
#  Happinet Corp.                                             93,800    991,666       0.0%
   Hard Off Corp. Co., Ltd.                                   57,900    634,023       0.0%
   Haruyama Trading Co., Ltd.                                 47,900    368,828       0.0%
   Heiwa Corp.                                               200,400  4,707,654       0.2%
   HI-LEX Corp.                                               61,900  1,692,237       0.1%
   Hiday Hidaka Corp.                                         97,447  2,428,743       0.1%
#  Himaraya Co., Ltd.                                         35,900    274,902       0.0%
#  Hiramatsu, Inc.                                           174,500  1,018,854       0.0%
#  HIS Co., Ltd.                                             247,200  6,746,799       0.2%
   Honeys Co., Ltd.                                          106,040  1,247,716       0.1%
   Hoosiers Holdings                                         181,100    926,462       0.0%
#  Hotland Co., Ltd.                                          32,300    314,360       0.0%
   I K K, Inc.                                                21,700    124,423       0.0%
   IBJ, Inc.                                                 103,500    745,588       0.0%
#  Ichibanya Co., Ltd.                                        36,258  1,370,976       0.1%
#  Ichikoh Industries, Ltd.                                  286,000    881,679       0.0%
#  IDOM, Inc.                                                420,500  2,194,577       0.1%
   IJT Technology Holdings Co., Ltd.                         124,680    493,322       0.0%
   Imasen Electric Industrial                                 93,900    834,898       0.0%
   Imperial Hotel, Ltd.                                       13,000    260,705       0.0%
   Intage Holdings, Inc.                                      95,900  1,723,871       0.1%
*  Izuhakone Railway Co., Ltd.                                   300         --       0.0%
#* Izutsuya Co., Ltd.                                         61,699    230,218       0.0%
#* Janome Sewing Machine Co., Ltd.                           106,400    785,428       0.0%
   Japan Wool Textile Co., Ltd. (The)                        343,000  2,501,062       0.1%
#  Jin Co., Ltd.                                              84,100  4,366,383       0.1%
#  Joban Kosan Co., Ltd.                                      35,399    515,401       0.0%
   Joshin Denki Co., Ltd.                                    205,000  1,752,845       0.1%
   Joyful Honda Co., Ltd.                                     17,400    480,381       0.0%
#  JP-Holdings, Inc.                                         374,800    942,415       0.0%
#  JVC Kenwood Corp.                                         885,430  2,392,751       0.1%
#  K's Holdings Corp.                                         48,000    830,685       0.0%
*  Kadokawa Dwango                                           328,233  4,847,131       0.2%
#  Kappa Create Co., Ltd.                                    137,700  1,596,483       0.1%
   Kasai Kogyo Co., Ltd.                                     138,300  1,566,381       0.1%
   Kawai Musical Instruments Manufacturing Co., Ltd.          45,200    885,324       0.0%
   Keihin Corp.                                              267,500  4,372,818       0.2%
#  Keiyo Co., Ltd.                                           179,800    907,348       0.0%
#  KFC Holdings Japan, Ltd.                                   88,700  1,572,607       0.1%
#* Kintetsu Department Store Co., Ltd.                       216,000    718,181       0.0%
   Kitamura Co., Ltd.                                          2,000     14,990       0.0%
#* KNT-CT Holdings Co., Ltd.                                 697,000    769,839       0.0%
#  Kohnan Shoji Co., Ltd.                                    188,500  3,728,582       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
#* Kojima Co., Ltd.                                          176,000 $  400,393       0.0%
#  Komatsu Seiren Co., Ltd.                                  193,700  1,205,444       0.0%
#  Komehyo Co., Ltd.                                          18,600    176,601       0.0%
   Komeri Co., Ltd.                                          202,200  4,937,206       0.2%
#  Konaka Co., Ltd.                                          117,560    558,357       0.0%
#  Koshidaka Holdings Co., Ltd.                               56,300    916,552       0.0%
   Kourakuen Holdings Corp.                                   47,400    702,827       0.0%
#  KU Holdings Co., Ltd.                                     130,900    999,743       0.0%
   Kura Corp.                                                 69,200  3,487,266       0.1%
   Kurabo Industries, Ltd.                                 1,241,000  2,479,388       0.1%
   KYB Corp.                                               1,157,000  5,290,695       0.2%
#  Kyoritsu Maintenance Co., Ltd.                             83,831  5,028,740       0.2%
#* Laox Co., Ltd.                                            172,800  1,393,995       0.1%
   LEC, Inc.                                                  41,600  1,055,844       0.0%
   Look, Inc.                                                228,000    342,961       0.0%
#  Mamiya-Op Co., Ltd.                                        25,800    294,356       0.0%
   Mars Engineering Corp.                                     50,500  1,001,276       0.0%
#* Maruei Department Store Co., Ltd.                          17,000     13,111       0.0%
#* Maruzen CHI Holdings Co., Ltd.                             41,700    148,600       0.0%
#  Matsuya Co., Ltd.                                         188,500  1,508,074       0.1%
#  Matsuya Foods Co., Ltd.                                    51,600  1,673,504       0.1%
#  Meiko Network Japan Co., Ltd.                             146,800  1,381,512       0.1%
   Meiwa Estate Co., Ltd.                                     62,800    348,302       0.0%
   Mikuni Corp.                                              118,000    397,621       0.0%
   Misawa Homes Co., Ltd.                                    164,000  1,234,024       0.0%
   Mitsuba Corp.                                             208,690  3,046,641       0.1%
   Mitsui Home Co., Ltd.                                     165,000    727,426       0.0%
   Mizuno Corp.                                              594,000  3,195,300       0.1%
#  Monogatari Corp. (The)                                     31,500  1,448,497       0.1%
   Morito Co., Ltd.                                            8,500     65,275       0.0%
   Mr Max Corp.                                               99,200    360,765       0.0%
   Murakami Corp.                                             11,000    191,860       0.0%
   Musashi Seimitsu Industry Co., Ltd.                       145,900  3,573,526       0.1%
#  Nafco Co., Ltd.                                            35,800    578,511       0.0%
   Nagawa Co., Ltd.                                           15,000    620,644       0.0%
*  Naigai Co., Ltd.                                          544,000    305,876       0.0%
   Nakayamafuku Co., Ltd.                                     12,300     90,919       0.0%
#  Next Co., Ltd.                                            312,900  2,626,191       0.1%
   NHK Spring Co., Ltd.                                      123,200  1,166,132       0.0%
   Nice Holdings, Inc.                                       444,000    587,596       0.0%
   Nichirin Co., Ltd.                                         15,600    240,993       0.0%
   Nihon Eslead Corp.                                         35,000    388,146       0.0%
#  Nihon House Holdings Co., Ltd.                            233,300    874,778       0.0%
   Nihon Plast Co., Ltd.                                      44,500    419,157       0.0%
   Nihon Tokushu Toryo Co., Ltd.                              78,800  1,113,994       0.0%
   Nippon Felt Co., Ltd.                                      58,200    274,538       0.0%
#  Nippon Piston Ring Co., Ltd.                               48,600    741,744       0.0%
   Nippon Seiki Co., Ltd.                                    244,400  4,725,270       0.2%
   Nippon View Hotel Co., Ltd.                                 1,900     22,911       0.0%
   Nishikawa Rubber Co., Ltd.                                 15,000    213,142       0.0%
   Nishimatsuya Chain Co., Ltd.                              172,700  2,431,178       0.1%
   Nissan Shatai Co., Ltd.                                   241,800  2,496,369       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Nissan Tokyo Sales Holdings Co., Ltd.                     208,000 $  510,812       0.0%
   Nissei Build Kogyo Co., Ltd.                              388,000  1,813,714       0.1%
   Nissin Kogyo Co., Ltd.                                    230,200  3,405,835       0.1%
   Nittan Valve Co., Ltd.                                     86,000    293,273       0.0%
   Nojima Corp.                                              129,700  1,680,398       0.1%
   Ohashi Technica, Inc.                                      36,600    488,660       0.0%
#  Ohsho Food Service Corp.                                   66,700  2,566,912       0.1%
   Onward Holdings Co., Ltd.                                 736,000  4,926,561       0.2%
   Ootoya Holdings Co., Ltd.                                   7,400    135,389       0.0%
#  OPT Holding, Inc.                                          86,700    584,243       0.0%
#  Otsuka Kagu, Ltd.                                          55,600    622,043       0.0%
   Pacific Industrial Co., Ltd.                              248,400  3,054,465       0.1%
#  Pal Co., Ltd.                                              75,500  1,870,512       0.1%
   PALTAC Corp.                                              214,634  5,267,138       0.2%
   PanaHome Corp.                                            507,200  3,772,281       0.1%
   PAPYLESS Co., Ltd.                                          1,800     47,753       0.0%
   Parco Co., Ltd.                                           123,400  1,143,205       0.0%
   Paris Miki Holdings, Inc.                                 159,100    677,084       0.0%
#  PC Depot Corp.                                            234,241  1,146,260       0.0%
   People Co., Ltd.                                           17,000    328,652       0.0%
   PIA Corp.                                                  15,100    353,393       0.0%
   Piolax, Inc.                                               56,700  3,604,798       0.1%
#* Pioneer Corp.                                           1,938,300  4,753,925       0.2%
   Plenus Co., Ltd.                                          133,800  2,753,879       0.1%
   Press Kogyo Co., Ltd.                                     571,300  2,782,189       0.1%
   Pressance Corp.                                           214,000  2,466,108       0.1%
   Proto Corp.                                                64,100    727,024       0.0%
#  Raccoon Co., Ltd.                                          30,400    151,236       0.0%
   Renaissance, Inc.                                          60,600    818,727       0.0%
#* Renown, Inc.                                              306,000    305,999       0.0%
#  Resort Solution Co., Ltd.                                 168,000    516,767       0.0%
   Rhythm Watch Co., Ltd.                                    559,000    952,759       0.0%
#  Riberesute Corp.                                           36,900    279,269       0.0%
   Ride On Express Co., Ltd.                                  18,700    187,324       0.0%
#  Right On Co., Ltd.                                         87,425    861,316       0.0%
   Riken Corp.                                                54,100  1,980,897       0.1%
   Ringer Hut Co., Ltd.                                      105,800  2,693,695       0.1%
   Riso Kyoiku Co., Ltd.                                     211,700  1,204,416       0.0%
   Round One Corp.                                           456,600  3,225,618       0.1%
   Royal Holdings Co., Ltd.                                  186,600  3,224,581       0.1%
#  Sac's Bar Holdings, Inc.                                  103,450  1,106,687       0.0%
   Saizeriya Co., Ltd.                                       194,300  5,117,628       0.2%
#  Sakai Ovex Co., Ltd.                                       29,799    543,855       0.0%
   San Holdings, Inc.                                         15,400    224,367       0.0%
#  Sanden Holdings Corp.                                     714,000  2,209,867       0.1%
   Sanei Architecture Planning Co., Ltd.                      50,300    895,967       0.0%
   Sangetsu Corp.                                            328,750  6,348,363       0.2%
#  Sanko Marketing Foods Co., Ltd.                            27,800    252,328       0.0%
   Sankyo Seiko Co., Ltd.                                    183,400    600,212       0.0%
   Sanoh Industrial Co., Ltd.                                136,500    940,452       0.0%
#  Sanrio Co., Ltd.                                          293,600  5,499,272       0.2%
   Sanyo Electric Railway Co., Ltd.                          277,000  1,366,332       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Sanyo Housing Nagoya Co., Ltd.                           46,100 $  402,923       0.0%
#  Sanyo Shokai, Ltd.                                      669,000  1,077,290       0.0%
   Sato Restaurant Systems Co., Ltd.                        74,100    581,469       0.0%
#  Scroll Corp.                                            166,300    579,137       0.0%
#  Seiko Holdings Corp.                                    979,407  3,205,903       0.1%
   Seiren Co., Ltd.                                        306,800  3,588,265       0.1%
   Senshukai Co., Ltd.                                     174,500  1,182,737       0.0%
#  Septeni Holdings Co., Ltd.                              609,000  2,741,008       0.1%
   Seria Co., Ltd.                                          12,400    978,229       0.0%
   SFP Dining Co., Ltd.                                     49,600    734,977       0.0%
#  Shidax Corp.                                            105,200    424,130       0.0%
   Shikibo, Ltd.                                           779,000    898,046       0.0%
   Shimachu Co., Ltd.                                      297,200  7,974,727       0.3%
   Shimojima Co., Ltd.                                      27,900    279,477       0.0%
   Shobunsha Publications, Inc.                            258,500  1,482,220       0.1%
   Shochiku Co., Ltd.                                       54,000    604,960       0.0%
   Shoei Co., Ltd.                                          39,500    719,646       0.0%
   Showa Corp.                                             317,500  2,078,093       0.1%
   SKY Perfect JSAT Holdings, Inc.                         764,600  3,789,007       0.1%
   Snow Peak, Inc.                                          22,200    761,692       0.0%
   SNT Corp.                                                90,600    425,401       0.0%
#  Soft99 Corp.                                             68,600    482,627       0.0%
#  Sotoh Co., Ltd.                                          41,400    489,347       0.0%
   SPK Corp.                                                19,800    408,412       0.0%
   St Marc Holdings Co., Ltd.                              101,400  2,845,957       0.1%
   Starts Corp., Inc.                                      168,100  3,117,620       0.1%
   Step Co., Ltd.                                           40,700    485,005       0.0%
   Studio Alice Co., Ltd.                                   57,700  1,164,591       0.0%
   Suminoe Textile Co., Ltd.                               323,000    682,639       0.0%
   Sumitomo Riko Co., Ltd.                                 235,200  2,252,886       0.1%
#  Sun Corp.                                                52,500    350,476       0.0%
   Suncall Corp.                                            27,000    120,726       0.0%
   T RAD Co., Ltd.                                         412,000    900,440       0.0%
   T-Gaia Corp.                                            155,100  2,385,572       0.1%
   Tachi-S Co., Ltd.                                       166,140  2,757,432       0.1%
#  Tachikawa Corp.                                          52,400    381,361       0.0%
   Taiho Kogyo Co., Ltd.                                    98,200  1,409,579       0.1%
#* Takata Corp.                                            168,000    583,534       0.0%
   Take And Give Needs Co., Ltd.                            54,070    259,504       0.0%
   Takihyo Co., Ltd.                                        79,000    329,480       0.0%
#  Tama Home Co., Ltd.                                      95,900    503,103       0.0%
#  Tamron Co., Ltd.                                        128,500  2,249,835       0.1%
#  TASAKI & Co., Ltd.                                       88,900  1,253,189       0.1%
   TBK Co., Ltd.                                           115,600    478,364       0.0%
   Tear Corp.                                                7,100     42,065       0.0%
   Tenpos Busters Co., Ltd.                                  5,000     80,599       0.0%
   Tigers Polymer Corp.                                     50,600    344,230       0.0%
   Toa Corp.                                               127,800  1,165,927       0.0%
#  Toabo Corp.                                              54,799    269,875       0.0%
#  Toei Animation Co., Ltd.                                 26,100  1,345,597       0.1%
   Toei Co., Ltd.                                          449,000  3,607,421       0.1%
#  Tohokushinsha Film Corp.                                 22,500    149,461       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Discretionary -- (Continued)
   Tokai Rika Co., Ltd.                                      318,800 $5,978,352       0.2%
   Token Corp.                                                47,550  3,436,391       0.1%
   Tokyo Dome Corp.                                          567,100  5,389,944       0.2%
#  Tokyo Individualized Educational Institute, Inc.          112,900    604,559       0.0%
   Tokyotokeiba Co., Ltd.                                    758,000  1,488,732       0.1%
#  Tokyu Recreation Co., Ltd.                                 83,000    625,537       0.0%
#  Tomy Co., Ltd.                                            440,593  4,759,501       0.2%
   Topre Corp.                                               264,300  6,120,154       0.2%
   Toridoll Corp.                                            146,300  3,389,533       0.1%
   Torikizoku Co., Ltd.                                       43,700  1,139,838       0.0%
   Tosho Co., Ltd.                                            51,200  2,216,696       0.1%
   Tow Co., Ltd.                                              69,300    439,963       0.0%
   Toyo Tire & Rubber Co., Ltd.                              623,700  9,673,815       0.3%
   TPR Co., Ltd.                                             131,000  3,788,033       0.1%
   TS Tech Co., Ltd.                                         291,000  7,802,205       0.3%
   TSI Holdings Co., Ltd.                                    436,295  2,453,330       0.1%
#  Tsukada Global Holdings, Inc.                             109,400    752,270       0.0%
   Tsukamoto Corp. Co., Ltd.                                 190,000    209,917       0.0%
   Tsutsumi Jewelry Co., Ltd.                                 48,600    768,853       0.0%
   TV Asahi Holdings Corp.                                    63,100  1,183,758       0.0%
   Tv Tokyo Holdings Corp.                                    86,300  1,974,520       0.1%
   Tyo, Inc.                                                 352,400    506,743       0.0%
#  U-Shin, Ltd.                                              114,300    807,831       0.0%
   Umenohana Co., Ltd.                                         1,000     24,879       0.0%
   Unipres Corp.                                             230,700  4,452,141       0.2%
   United Arrows, Ltd.                                       137,700  3,758,841       0.1%
#* Unitika, Ltd.                                           3,992,000  2,693,109       0.1%
#* Universal Entertainment Corp.                             116,400  3,483,920       0.1%
   Usen Corp.                                                685,080  2,210,734       0.1%
   ValueCommerce Co., Ltd.                                    57,700    194,861       0.0%
#  Vector, Inc.                                              166,500  1,965,445       0.1%
   VIA Holdings, Inc.                                         12,100    101,936       0.0%
#  Village Vanguard Co., Ltd.                                 32,100    410,226       0.0%
#  VT Holdings Co., Ltd.                                     498,700  2,679,080       0.1%
   Wacoal Holdings Corp.                                     676,000  7,799,386       0.3%
#  WATAMI Co., Ltd.                                          141,100  1,530,470       0.1%
   Watts Co., Ltd.                                             1,000     10,496       0.0%
   Workman Co., Ltd.                                           1,800     57,278       0.0%
   Wowow, Inc.                                                49,200  1,407,524       0.1%
   Xebio Holdings Co., Ltd.                                  156,500  2,429,373       0.1%
   Yachiyo Industry Co., Ltd.                                 24,000    208,122       0.0%
   Yamato International, Inc.                                 13,900     51,625       0.0%
   Yellow Hat, Ltd.                                           92,700  1,979,870       0.1%
#  Yomiuri Land Co., Ltd.                                    239,000  1,028,072       0.0%
   Yondoshi Holding, Inc.                                     17,520    437,695       0.0%
   Yorozu Corp.                                              110,100  1,733,792       0.1%
#  Yoshinoya Holdings Co., Ltd.                              158,800  2,392,640       0.1%
   Yume No Machi Souzou Iinkai Co., Ltd.                      11,400    277,107       0.0%
   Yutaka Giken Co., Ltd.                                      3,100     61,949       0.0%
   Zenrin Co., Ltd.                                          161,500  2,817,169       0.1%
   Zensho Holdings Co., Ltd.                                 244,600  4,568,119       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#  Zojirushi Corp.                                         232,300 $  3,202,749       0.1%
                                                                   ------------      ----
Total Consumer Discretionary                                        603,813,642      19.3%
                                                                   ------------      ----
Consumer Staples -- (7.7%)
   Aderans Co., Ltd.                                       184,300    1,084,838       0.0%
   Aeon Hokkaido Corp.                                     273,900    1,429,431       0.0%
   Ain Holdings, Inc.                                      124,600    8,409,946       0.3%
   Albis Co., Ltd.                                           8,000      170,954       0.0%
   Arcs Co., Ltd.                                          229,700    5,763,653       0.2%
   Ariake Japan Co., Ltd.                                  106,100    5,927,475       0.2%
   Artnature, Inc.                                         113,600      694,159       0.0%
   Axial Retailing, Inc.                                    87,600    3,146,824       0.1%
   Belc Co., Ltd.                                           59,400    2,400,072       0.1%
   Bourbon Corp.                                             5,900      137,212       0.0%
   C'BON COSMETICS Co., Ltd.                                 2,400       49,971       0.0%
   Cawachi, Ltd.                                            91,800    2,362,537       0.1%
   Chubu Shiryo Co., Ltd.                                  119,300      966,855       0.0%
#  Chuo Gyorui Co., Ltd.                                    93,000      242,112       0.0%
   Ci:z Holdings Co., Ltd.                                 157,300    4,509,944       0.1%
   Coca-Cola East Japan Co., Ltd.                          116,700    2,572,252       0.1%
   Cocokara fine, Inc.                                     109,660    4,241,741       0.1%
   Create SD Holdings Co., Ltd.                            164,400    3,441,447       0.1%
#  Daikokutenbussan Co., Ltd.                               38,300    1,799,875       0.1%
   Dydo Drinco, Inc.                                        47,100    2,606,858       0.1%
   Earth Chemical Co., Ltd.                                 26,300    1,220,623       0.0%
   Eco's Co., Ltd.                                          20,700      243,786       0.0%
   FamilyMart UNY Holdings Co., Ltd.                            21        1,342       0.0%
#  Fancl Corp.                                              95,300    1,440,368       0.1%
   Feed One Co., Ltd.                                      812,440    1,028,628       0.0%
*  First Baking Co., Ltd.                                  183,000      242,301       0.0%
   Fuji Oil Holdings, Inc.                                 362,600    6,992,573       0.2%
   Fujicco Co., Ltd.                                        90,400    2,068,294       0.1%
*  Fujiya Co., Ltd.                                         86,000      167,219       0.0%
#  Genky Stores, Inc.                                       24,200    1,423,904       0.0%
#  HABA Laboratories, Inc.                                   2,500       75,880       0.0%
   Hagoromo Foods Corp.                                     39,000      458,177       0.0%
   Halows Co., Ltd.                                         15,300      339,866       0.0%
*  Hayashikane Sangyo Co., Ltd.                             24,200      206,325       0.0%
   Heiwado Co., Ltd.                                       182,000    3,788,269       0.1%
   Hokkaido Coca-Cola Bottling Co., Ltd.                    87,000      526,655       0.0%
   Hokuto Corp.                                            150,400    2,927,101       0.1%
#  House Foods Group, Inc.                                  99,700    2,225,650       0.1%
   Ichimasa Kamaboko Co., Ltd.                               3,300       35,356       0.0%
#  Inageya Co., Ltd.                                       177,800    2,408,106       0.1%
   Itochu-Shokuhin Co., Ltd.                                26,800    1,072,590       0.0%
*  Itoham Yonekyu Holdings, Inc.                           181,527    1,731,074       0.1%
   Iwatsuka Confectionery Co., Ltd.                          1,500       49,775       0.0%
   J-Oil Mills, Inc.                                        56,300    2,001,884       0.1%
#  Kakiyasu Honten Co., Ltd.                                27,700      496,892       0.0%
   Kameda Seika Co., Ltd.                                   72,000    3,769,337       0.1%
   Kaneko Seeds Co., Ltd.                                   28,700      416,037       0.0%
   Kato Sangyo Co., Ltd.                                   119,100    2,868,420       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Consumer Staples -- (Continued)
#  Kenko Mayonnaise Co., Ltd.                                 58,500 $2,145,026       0.1%
#  Key Coffee, Inc.                                          109,700  2,174,920       0.1%
   Kirindo Holdings Co., Ltd.                                 29,300    219,161       0.0%
#  Kobe Bussan Co., Ltd.                                      78,000  2,441,335       0.1%
   Kotobuki Spirits Co., Ltd.                                 98,800  2,328,274       0.1%
#  Kusuri No Aoki Co., Ltd.                                   92,700  4,731,366       0.2%
   Kyokuyo Co., Ltd.                                          58,699  1,544,471       0.1%
   Life Corp.                                                165,100  5,359,447       0.2%
   Mandom Corp.                                              104,400  4,869,279       0.2%
   Marudai Food Co., Ltd.                                    598,000  2,847,819       0.1%
   Maruha Nichiro Corp.                                      244,307  6,774,203       0.2%
#  Maxvalu Nishinihon Co., Ltd.                                5,600     89,382       0.0%
#  Maxvalu Tokai Co., Ltd.                                    49,300    875,601       0.0%
   Medical System Network Co., Ltd.                          143,300    612,956       0.0%
   Megmilk Snow Brand Co., Ltd.                               88,700  3,085,679       0.1%
   Meito Sangyo Co., Ltd.                                     52,200    686,651       0.0%
#  Milbon Co., Ltd.                                           66,576  2,984,034       0.1%
   Ministop Co., Ltd.                                         92,800  1,599,442       0.1%
   Mitsubishi Shokuhin Co., Ltd.                              81,100  2,662,119       0.1%
   Mitsui Sugar Co., Ltd.                                    112,770  2,540,840       0.1%
#  Miyoshi Oil & Fat Co., Ltd.                               379,000    486,834       0.0%
   Morinaga & Co., Ltd.                                      123,800  5,758,587       0.2%
   Morinaga Milk Industry Co., Ltd.                        1,164,000  9,375,501       0.3%
   Morozoff, Ltd.                                            189,000    818,951       0.0%
   Nagatanien Holding Co., Ltd.                              138,000  1,761,080       0.1%
   Nakamuraya Co., Ltd.                                       18,400    829,033       0.0%
   Natori Co., Ltd.                                           37,500    655,192       0.0%
   Nichimo Co., Ltd.                                         170,000    262,151       0.0%
#  Nihon Chouzai Co., Ltd.                                    28,060  1,172,103       0.0%
   Niitaka Co., Ltd.                                           2,060     29,685       0.0%
   Nippon Beet Sugar Manufacturing Co., Ltd.                  66,100  1,288,551       0.0%
#  Nippon Flour Mills Co., Ltd.                              361,000  5,338,906       0.2%
   Nippon Suisan Kaisha, Ltd.                              1,570,900  7,550,304       0.2%
   Nisshin Oillio Group, Ltd. (The)                          793,000  3,605,260       0.1%
   Nissin Sugar Co., Ltd.                                     62,600    905,960       0.0%
   Nitto Fuji Flour Milling Co., Ltd.                          6,400    229,734       0.0%
   Noevir Holdings Co., Ltd.                                  61,300  1,856,511       0.1%
   Oenon Holdings, Inc.                                      307,000    754,882       0.0%
#  OIE Sangyo Co., Ltd.                                       20,900    209,303       0.0%
   Okuwa Co., Ltd.                                           119,000  1,245,924       0.0%
   Olympic Group Corp.                                        63,100    351,040       0.0%
#  OUG Holdings, Inc.                                         29,000     74,599       0.0%
   Prima Meat Packers, Ltd.                                  956,000  3,471,159       0.1%
   Qol Co., Ltd.                                              90,900  1,433,274       0.1%
#  Riken Vitamin Co., Ltd.                                    74,100  3,215,720       0.1%
   Rock Field Co., Ltd.                                      132,000  1,833,264       0.1%
   Rokko Butter Co., Ltd.                                     66,500  1,790,355       0.1%
#  S Foods, Inc.                                              75,562  2,021,954       0.1%
   S&B Foods, Inc.                                               499     24,734       0.0%
   Sagami Rubber Industries Co., Ltd.                          2,000     16,183       0.0%
   Sakata Seed Corp.                                         182,600  5,256,622       0.2%
   San-A Co., Ltd.                                           101,200  5,508,857       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Staples -- (Continued)
   Sapporo Holdings, Ltd.                                    200,000 $  5,650,137       0.2%
#  Shoei Foods Corp.                                          71,800    1,133,541       0.0%
   Showa Sangyo Co., Ltd.                                    609,000    3,256,643       0.1%
   Sogo Medical Co., Ltd.                                     55,800    1,696,626       0.1%
   ST Corp.                                                   81,200    1,002,543       0.0%
#  Starzen Co., Ltd.                                          55,800    2,955,160       0.1%
   Takara Holdings, Inc.                                     980,300    9,284,173       0.3%
   Tobu Store Co., Ltd.                                       19,000      510,538       0.0%
   Toho Co., Ltd.                                             44,100    1,041,371       0.0%
#  Tohto Suisan Co., Ltd.                                     17,299      276,945       0.0%
#  Torigoe Co., Ltd. (The)                                    82,000      604,450       0.0%
   Toyo Sugar Refining Co., Ltd.                             157,000      163,124       0.0%
   Transaction Co., Ltd.                                       8,300      152,584       0.0%
   United Super Markets Holdings, Inc.                       300,300    2,711,511       0.1%
   Valor Holdings Co., Ltd.                                  220,500    6,254,353       0.2%
   Warabeya Nichiyo Holdings Co., Ltd.                        85,460    2,061,235       0.1%
   Watahan & Co., Ltd.                                        27,500      427,146       0.0%
   YA-MAN, Ltd.                                                  800       24,816       0.0%
#  Yaizu Suisankagaku Industry Co., Ltd.                      46,100      444,543       0.0%
   YAKUODO Co., Ltd.                                          18,100    1,176,790       0.0%
   Yamatane Corp.                                             53,500      705,281       0.0%
#  Yamaya Corp.                                               25,600      371,947       0.0%
   Yamazawa Co., Ltd.                                            700       11,520       0.0%
   Yaoko Co., Ltd.                                           110,900    4,656,545       0.2%
#  Yokohama Reito Co., Ltd.                                  291,700    2,950,283       0.1%
   Yomeishu Seizo Co., Ltd.                                   49,800      898,121       0.0%
   Yuasa Funashoku Co., Ltd.                                 121,000      322,883       0.0%
   Yutaka Foods Corp.                                          6,000      106,539       0.0%
                                                                     ------------       ---
Total Consumer Staples                                                262,740,154       8.4%
                                                                     ------------       ---
Energy -- (1.0%)
   BP Castrol KK                                              57,400      767,020       0.0%
   Cosmo Energy Holdings Co., Ltd.                           363,000    4,743,948       0.2%
   Fuji Kosan Co., Ltd.                                       33,100      134,207       0.0%
*  Fuji Oil Co., Ltd.                                        284,800      908,247       0.0%
   Itochu Enex Co., Ltd.                                     302,200    2,321,843       0.1%
#  Japan Drilling Co., Ltd.                                   41,100      922,473       0.0%
   Japan Oil Transportation Co., Ltd.                          8,400      181,227       0.0%
   Japan Petroleum Exploration Co., Ltd.                     190,600    4,170,325       0.1%
   Mitsuuroko Group Holdings Co., Ltd.                       181,700    1,209,432       0.0%
#  Modec, Inc.                                               104,600    1,766,742       0.1%
#  Nippon Coke & Engineering Co., Ltd.                     1,272,800    1,123,684       0.0%
#  Nippon Gas Co., Ltd.                                      206,100    6,237,241       0.2%
   Sala Corp.                                                201,300    1,206,645       0.0%
   San-Ai Oil Co., Ltd.                                      310,000    2,185,609       0.1%
   Shinko Plantech Co., Ltd.                                 237,200    1,759,046       0.1%
   Sinanen Holdings Co., Ltd.                                 52,000    1,031,673       0.0%
   Toa Oil Co., Ltd.                                         415,000      596,846       0.0%
   Toyo Kanetsu K.K.                                         568,000    1,286,464       0.1%
                                                                     ------------       ---
Total Energy                                                           32,552,672       1.0%
                                                                     ------------       ---

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Financials -- (8.7%)
   77 Bank, Ltd. (The)                                     1,749,760 $7,904,201       0.3%
   Accretive Co., Ltd.                                        57,800    213,217       0.0%
   Advance Create Co., Ltd.                                    3,200     51,434       0.0%
   Aichi Bank, Ltd. (The)                                     51,700  2,864,536       0.1%
   Aizawa Securities Co., Ltd.                               162,800    899,550       0.0%
   Akita Bank, Ltd. (The)                                  1,079,400  3,616,242       0.1%
#  Anicom Holdings, Inc.                                      88,500  1,982,694       0.1%
   Aomori Bank, Ltd. (The)                                 1,186,000  4,007,774       0.1%
   Asax Co., Ltd.                                              1,700     24,845       0.0%
   Awa Bank, Ltd. (The)                                    1,178,000  7,746,673       0.3%
#  Bank of Iwate, Ltd. (The)                                  99,400  4,185,465       0.1%
   Bank of Kochi, Ltd. (The)                                 301,000    343,876       0.0%
#  Bank of Nagoya, Ltd. (The)                                102,430  3,605,601       0.1%
   Bank of Okinawa, Ltd. (The)                               132,960  4,667,098       0.2%
   Bank of Saga, Ltd. (The)                                  808,000  2,106,986       0.1%
   Bank of the Ryukyus, Ltd.                                 227,380  2,991,196       0.1%
   Chiba Kogyo Bank, Ltd. (The)                              259,600  1,150,766       0.0%
   Chugoku Bank, Ltd. (The)                                   37,500    503,158       0.0%
#  Chukyo Bank, Ltd. (The)                                    70,000  1,552,835       0.1%
   Daiichi Commodities Co., Ltd.                              13,700     39,599       0.0%
#  Daisan Bank, Ltd. (The)                                    85,500  1,446,371       0.0%
   Daishi Bank, Ltd. (The)                                 2,071,000  8,905,139       0.3%
   Daito Bank, Ltd. (The)                                    873,000  1,404,955       0.0%
#  DSB Co., Ltd.                                              55,800    274,153       0.0%
   eGuarantee, Inc.                                           39,200  1,044,838       0.0%
#  Ehime Bank, Ltd. (The)                                    190,600  2,514,401       0.1%
   Eighteenth Bank, Ltd. (The)                             1,048,000  3,250,122       0.1%
   FIDEA Holdings Co., Ltd.                                  874,800  1,573,380       0.1%
#  Financial Products Group Co., Ltd.                        409,700  3,581,472       0.1%
   Fukui Bank, Ltd. (The)                                  1,317,000  3,484,097       0.1%
   Fukushima Bank, Ltd. (The)                              1,421,000  1,313,053       0.0%
   Fuyo General Lease Co., Ltd.                               92,800  4,706,206       0.2%
#  GCA Corp.                                                 119,400    890,561       0.0%
   GMO Click Holdings, Inc.                                   19,500    145,203       0.0%
   Gunma Bank, Ltd. (The)                                  1,453,800  6,941,697       0.2%
   Hokkoku Bank, Ltd. (The)                                1,742,000  5,834,153       0.2%
   Hokuetsu Bank, Ltd. (The)                                 130,000  3,068,798       0.1%
   Hokuhoku Financial Group, Inc.                            364,900  5,259,952       0.2%
   Hyakugo Bank, Ltd. (The)                                1,614,609  5,945,715       0.2%
   Hyakujushi Bank, Ltd. (The)                             1,584,000  5,395,392       0.2%
   IBJ Leasing Co., Ltd.                                     116,300  2,432,382       0.1%
   Ichiyoshi Securities Co., Ltd.                            229,400  1,720,034       0.1%
#  IwaiCosmo Holdings, Inc.                                  106,900    929,236       0.0%
   Iyo Bank, Ltd. (The)                                      307,200  1,887,989       0.1%
   J Trust Co., Ltd.                                         163,300  1,335,044       0.0%
   Jaccs Co., Ltd.                                           449,000  1,760,870       0.1%
   Jafco Co., Ltd.                                           218,500  7,254,120       0.2%
   Japan Securities Finance Co., Ltd.                        272,300  1,210,204       0.0%
   Jimoto Holdings, Inc.                                     526,400    886,643       0.0%
   Juroku Bank, Ltd. (The)                                 2,085,000  6,287,410       0.2%
#  kabu.com Securities Co., Ltd.                           1,026,600  3,231,928       0.1%
   Kansai Urban Banking Corp.                                149,200  1,653,779       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Financials -- (Continued)
   Keiyo Bank, Ltd. (The)                                  1,576,000 $6,628,185       0.2%
   Kita-Nippon Bank, Ltd. (The)                               49,506  1,477,714       0.0%
   Kiyo Bank, Ltd. (The)                                     396,690  6,576,563       0.2%
#  Kosei Securities Co., Ltd. (The)                           67,000     79,675       0.0%
   Kyokuto Securities Co., Ltd.                              128,800  1,863,553       0.1%
   Kyushu Financial Group, Inc.                              618,420  4,112,146       0.1%
*  M&A Capital Partners Co., Ltd.                             23,200    568,604       0.0%
#  Marusan Securities Co., Ltd.                              119,100    989,301       0.0%
   Mebuki Financial Group, Inc.                              446,000  1,587,204       0.1%
#  Michinoku Bank, Ltd. (The)                                846,000  1,684,648       0.1%
   Mie Bank, Ltd. (The)                                       52,300  1,066,480       0.0%
#  Minato Bank, Ltd. (The)                                   108,400  1,983,863       0.1%
   Mito Securities Co., Ltd.                                 338,500    785,845       0.0%
   Miyazaki Bank, Ltd. (The)                                 931,000  2,622,313       0.1%
#  Monex Group, Inc.                                       1,215,700  2,786,301       0.1%
#  Money Partners Group Co., Ltd.                             88,700    416,503       0.0%
#  MONEY SQUARE HOLDINGS, Inc.                                 9,700    114,772       0.0%
   Musashino Bank, Ltd. (The)                                206,000  5,687,907       0.2%
#  Nagano Bank, Ltd. (The)                                    51,799    989,733       0.0%
   Nanto Bank, Ltd. (The)                                    121,600  4,623,144       0.2%
*  New Real Property K.K.                                     43,900         --       0.0%
*  Nishi-Nippon Financial Holdings, Inc.                     499,600  4,973,609       0.2%
   North Pacific Bank, Ltd.                                2,303,600  8,591,023       0.3%
#  OAK Capital Corp.                                         265,200    398,596       0.0%
   Ogaki Kyoritsu Bank, Ltd. (The)                         1,857,000  6,643,158       0.2%
#  Oita Bank, Ltd. (The)                                   1,014,900  3,843,769       0.1%
   Okasan Securities Group, Inc.                             775,000  4,119,702       0.1%
   Pocket Card Co., Ltd.                                      26,900    128,101       0.0%
   Ricoh Leasing Co., Ltd.                                    96,900  2,799,220       0.1%
   San-In Godo Bank, Ltd. (The)                              957,000  6,885,558       0.2%
#  Sawada Holdings Co., Ltd.                                 142,000  1,299,875       0.0%
   Senshu Ikeda Holdings, Inc.                             1,424,200  6,479,964       0.2%
#  Shiga Bank, Ltd. (The)                                  1,365,000  7,079,411       0.2%
   Shikoku Bank, Ltd. (The)                                1,210,000  2,855,318       0.1%
   Shimane Bank, Ltd. (The)                                   16,600    202,116       0.0%
   Shimizu Bank, Ltd. (The)                                   48,000  1,447,779       0.0%
#  Sparx Group Co., Ltd.                                     573,900  1,097,508       0.0%
   Taiko Bank, Ltd. (The)                                    219,000    565,269       0.0%
#  Takagi Securities Co., Ltd.                               224,000    298,432       0.0%
   Tochigi Bank, Ltd. (The)                                  705,000  3,398,983       0.1%
   Toho Bank, Ltd. (The)                                   1,323,200  5,023,333       0.2%
   Tohoku Bank, Ltd. (The)                                   588,000    818,066       0.0%
   Tokai Tokyo Financial Holdings, Inc.                    1,190,900  6,041,927       0.2%
   Tokyo TY Financial Group, Inc.                            155,338  4,970,692       0.2%
   Tomato Bank, Ltd.                                          48,400    732,063       0.0%
   TOMONY Holdings, Inc.                                     913,950  4,721,932       0.2%
   Tottori Bank, Ltd. (The)                                   35,300    581,916       0.0%
   Towa Bank, Ltd. (The)                                   2,066,000  2,183,543       0.1%
   Toyo Securities Co., Ltd.                                 419,000    745,488       0.0%
   Tsukuba Bank, Ltd.                                        495,100  1,478,905       0.1%
#  Yamagata Bank, Ltd. (The)                                 854,500  3,691,314       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
Financials -- (Continued)
   Yamanashi Chuo Bank, Ltd. (The)                         976,000 $  4,773,481       0.2%
                                                                   ------------       ---
Total Financials                                                    293,541,548       9.4%
                                                                   ------------       ---
Health Care -- (4.1%)
   As One Corp.                                             86,768    3,892,957       0.1%
#  ASKA Pharmaceutical Co., Ltd.                           131,300    2,265,373       0.1%
   Biofermin Pharmaceutical Co., Ltd.                       13,900      356,623       0.0%
   BML, Inc.                                               136,600    3,622,967       0.1%
#  CMIC Holdings Co., Ltd.                                  72,200    1,072,418       0.0%
   Create Medic Co., Ltd.                                   28,000      252,696       0.0%
#  Daiken Medical Co., Ltd.                                101,500      767,586       0.0%
   Daito Pharmaceutical Co., Ltd.                           69,580    1,531,392       0.1%
   Dvx, Inc.                                                 7,700      111,198       0.0%
   Eiken Chemical Co., Ltd.                                 93,900    2,565,688       0.1%
   EPS Holdings, Inc.                                      198,600    2,606,254       0.1%
   FALCO HOLDINGS Co., Ltd.                                 45,700      595,455       0.0%
#  FINDEX, Inc.                                             98,600      928,982       0.0%
   Fuji Pharma Co., Ltd.                                    46,200    1,143,717       0.1%
   Fukuda Denshi Co., Ltd.                                   2,100      126,427       0.0%
   Fuso Pharmaceutical Industries, Ltd.                     41,500    1,080,704       0.0%
   Hogy Medical Co., Ltd.                                   71,300    4,696,455       0.2%
   Iwaki & Co., Ltd.                                       154,000      303,551       0.0%
   Japan Lifeline Co., Ltd.                                 49,700    2,574,150       0.1%
#  Japan Medical Dynamic Marketing, Inc.                   108,100      801,959       0.0%
#  Jeol, Ltd.                                              512,000    2,139,722       0.1%
#  JMS Co., Ltd.                                           157,000      413,792       0.0%
   Kawasumi Laboratories, Inc.                              69,100      431,059       0.0%
   Kissei Pharmaceutical Co., Ltd.                         150,300    3,928,111       0.1%
   KYORIN Holdings, Inc.                                   276,100    6,170,534       0.2%
   Linical Co., Ltd.                                        80,000    1,125,142       0.0%
#  Mani, Inc.                                              134,700    3,134,627       0.1%
   Menicon Co., Ltd.                                        26,000      736,892       0.0%
   Mochida Pharmaceutical Co., Ltd.                         78,399    6,142,719       0.2%
#  N Field Co., Ltd.                                        67,900      968,850       0.0%
   Nagaileben Co., Ltd.                                     51,200    1,124,194       0.0%
   Nakanishi, Inc.                                         117,700    4,211,381       0.1%
   ND Software Co., Ltd.                                     5,200       41,967       0.0%
   Nichi-iko Pharmaceutical Co., Ltd.                      264,250    4,739,766       0.2%
#  NichiiGakkan Co., Ltd.                                  281,400    2,342,450       0.1%
#  Nikkiso Co., Ltd.                                       391,100    3,456,178       0.1%
   Nippon Chemiphar Co., Ltd.                               17,100      709,508       0.0%
   Nipro Corp.                                             702,100    8,670,187       0.3%
   Nissui Pharmaceutical Co., Ltd.                          69,700      767,178       0.0%
   Paramount Bed Holdings Co., Ltd.                        114,200    4,349,353       0.2%
#  Rion Co., Ltd.                                           44,300      676,984       0.0%
   Rohto Pharmaceutical Co., Ltd.                          546,700    9,592,173       0.3%
   Seed Co., Ltd.                                            8,600      140,508       0.0%
   Ship Healthcare Holdings, Inc.                          279,700    8,181,874       0.3%
   Shofu, Inc.                                              35,700      454,390       0.0%
   Software Service, Inc.                                   18,000      728,617       0.0%
   Taiko Pharmaceutical Co., Ltd.                           51,400      795,159       0.0%
   Techno Medica Co., Ltd.                                  26,400      450,675       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Health Care -- (Continued)
#  Toho Holdings Co., Ltd.                                   321,000 $  6,735,061       0.2%
   Tokai Corp.                                                58,500    1,992,666       0.1%
   Torii Pharmaceutical Co., Ltd.                             81,400    1,875,615       0.1%
#  Towa Pharmaceutical Co., Ltd.                              59,100    2,204,478       0.1%
   Tsukui Corp.                                              339,000    2,223,065       0.1%
   Tsumura & Co.                                             359,800   10,225,153       0.3%
   Uchiyama Holdings Co., Ltd.                                24,200       96,365       0.0%
#  Vital KSK Holdings, Inc.                                  201,900    2,135,439       0.1%
   Wakamoto Pharmaceutical Co., Ltd.                         107,000      240,626       0.0%
   WIN-Partners Co., Ltd.                                     20,800      349,649       0.0%
   ZERIA Pharmaceutical Co., Ltd.                            126,399    2,118,265       0.1%
                                                                     ------------       ---
Total Health Care                                                     138,116,924       4.4%
                                                                     ------------       ---
Industrials -- (26.2%)
#  A&A Material Corp.                                        127,000      114,934       0.0%
   Abist Co., Ltd.                                             6,000      154,630       0.0%
   Advan Co., Ltd.                                           167,700    1,548,877       0.1%
   Advanex, Inc.                                              22,099      258,400       0.0%
   Aeon Delight Co., Ltd.                                    111,400    3,293,054       0.1%
   Aica Kogyo Co., Ltd.                                      314,300    8,968,870       0.3%
   Aichi Corp.                                               202,700    1,640,077       0.1%
#  Aida Engineering, Ltd.                                    344,200    2,959,298       0.1%
   AIT Corp.                                                  20,400      180,331       0.0%
#  Ajis Co., Ltd.                                             10,700      503,266       0.0%
#  Alinco, Inc.                                               70,300      655,047       0.0%
   Alps Logistics Co., Ltd.                                   98,600      565,213       0.0%
   Altech Corp.                                               44,750      964,636       0.0%
#  Anest Iwata Corp.                                         185,100    1,861,441       0.1%
*  Arrk Corp.                                                422,400      325,086       0.0%
   Asahi Diamond Industrial Co., Ltd.                        328,200    2,445,749       0.1%
   Asahi Kogyosha Co., Ltd.                                   25,000      728,196       0.0%
   Asanuma Corp.                                             383,000      910,247       0.0%
   Asunaro Aoki Construction Co., Ltd.                       142,800      982,826       0.0%
   Bando Chemical Industries, Ltd.                           231,000    2,223,007       0.1%
   Benefit One, Inc.                                          96,900    2,802,677       0.1%
   Bunka Shutter Co., Ltd.                                   346,100    2,870,128       0.1%
   Canare Electric Co., Ltd.                                   3,500       67,528       0.0%
   Career Design Center Co., Ltd.                             28,800      256,756       0.0%
   Central Glass Co., Ltd.                                 1,214,000    4,965,805       0.2%
   Central Security Patrols Co., Ltd.                         48,200      948,752       0.0%
   Chilled & Frozen Logistics Holdings Co., Ltd.              22,000      212,745       0.0%
#  Chiyoda Corp.                                             993,000    8,661,260       0.3%
*  Chiyoda Integre Co., Ltd.                                  74,300    1,537,806       0.1%
   Chudenko Corp.                                            157,900    3,282,258       0.1%
   Chugai Ro Co., Ltd.                                       373,000      720,398       0.0%
   CKD Corp.                                                 341,900    4,257,828       0.1%
   Comany, Inc.                                                3,100       47,910       0.0%
#  Cosel Co., Ltd.                                           120,800    1,445,606       0.1%
   Creek & River Co., Ltd.                                    18,700      133,834       0.0%
   CTI Engineering Co., Ltd.                                  72,300      698,608       0.0%
   Dai-Dan Co., Ltd.                                         160,000    1,356,289       0.1%
   Daido Kogyo Co., Ltd.                                     200,000      446,704       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Industrials -- (Continued)
   Daifuku Co., Ltd.                                         444,100 $ 8,024,354       0.3%
   Daihatsu Diesel Manufacturing Co., Ltd.                    86,000     513,073       0.0%
#  Daihen Corp.                                              641,000   3,716,479       0.1%
#  Daiho Corp.                                               521,000   2,864,464       0.1%
   Daiichi Jitsugyo Co., Ltd.                                260,000   1,440,168       0.1%
#* Daikokuya Holdings Co., Ltd.                              389,900     285,586       0.0%
   Daiseki Co., Ltd.                                         216,263   4,439,922       0.2%
#  Daiseki Eco. Solution Co., Ltd.                            21,300     301,837       0.0%
#  Daisue Construction Co., Ltd.                              41,100     353,983       0.0%
   Daiwa Industries, Ltd.                                    173,000   1,506,772       0.1%
#* Danto Holdings Corp.                                      165,000     301,745       0.0%
   Denyo Co., Ltd.                                            85,300   1,058,598       0.0%
#  DMG Mori Co., Ltd.                                        434,800   4,611,601       0.2%
   DMW Corp.                                                   4,800      82,360       0.0%
   Duskin Co., Ltd.                                          224,100   4,304,583       0.1%
#  Ebara Jitsugyo Co., Ltd.                                   39,300     475,881       0.0%
   Eidai Co., Ltd.                                           124,000     535,448       0.0%
   en-japan, Inc.                                            126,500   2,437,410       0.1%
   Endo Lighting Corp.                                        60,200     470,342       0.0%
*  Enshu, Ltd.                                               197,000     121,876       0.0%
   F&M Co., Ltd.                                               9,400      83,973       0.0%
#  First Energy Service Co., Ltd. (The)                       48,300     329,716       0.0%
   Freund Corp.                                               19,800     319,190       0.0%
   Fudo Tetra Corp.                                        1,050,500   1,847,901       0.1%
   Fuji Machine Manufacturing Co., Ltd.                      119,900   1,525,975       0.1%
   Fujikura, Ltd.                                          1,935,000  11,369,097       0.4%
   Fujisash Co., Ltd.                                        494,100     418,591       0.0%
#  Fujitec Co., Ltd.                                         436,800   4,996,996       0.2%
   Fukuda Corp.                                              395,000   4,651,170       0.2%
   Fukushima Industries Corp.                                 85,300   2,912,062       0.1%
#  Fukuyama Transporting Co., Ltd.                           774,400   4,410,274       0.2%
   FULLCAST Holdings Co., Ltd..                              121,700   1,119,359       0.0%
   Funai Soken Holdings, Inc.                                159,360   2,462,495       0.1%
   Furukawa Co., Ltd.                                      1,800,000   2,874,167       0.1%
   Furukawa Electric Co., Ltd.                               462,800  13,615,795       0.4%
   Furusato Industries, Ltd.                                  52,000     743,146       0.0%
#  Futaba Corp.                                              206,300   3,368,102       0.1%
   Gecoss Corp.                                              104,400     954,275       0.0%
   Giken, Ltd.                                                 8,000     139,949       0.0%
   Glory, Ltd.                                               268,900   8,889,500       0.3%
   GS Yuasa Corp.                                          2,130,000   9,197,857       0.3%
#  Hamakyorex Co., Ltd.                                       91,400   1,702,048       0.1%
#  HANEDA ZENITH HOLDINGS Co., Ltd.                          120,400     310,735       0.0%
   Hanwa Co., Ltd.                                         1,221,000   7,470,479       0.2%
   Hazama Ando Corp.                                       1,082,400   6,977,701       0.2%
   Helios Techno Holdings Co., Ltd.                            6,900      27,522       0.0%
   Hibiya Engineering, Ltd.                                  118,200   1,853,880       0.1%
   Hirakawa Hewtech Corp.                                     14,900     134,491       0.0%
   Hirano Tecseed Co., Ltd.                                    8,200      75,261       0.0%
#  Hirata Corp.                                               20,000   1,519,348       0.1%
   Hisaka Works, Ltd.                                        109,500     859,642       0.0%
   Hitachi Koki Co., Ltd.                                    311,600   2,638,612       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Industrials -- (Continued)
   Hitachi Transport System, Ltd.                            278,000 $5,730,816       0.2%
   Hitachi Zosen Corp.                                       991,379  4,989,671       0.2%
#  Hito Communications, Inc.                                  35,100    511,449       0.0%
   Hokuetsu Industries Co., Ltd.                             107,600    702,539       0.0%
#  Hokuriku Electrical Construction Co., Ltd.                 23,000    188,008       0.0%
   Hosokawa Micron Corp.                                     204,000  1,271,934       0.0%
   Howa Machinery, Ltd.                                       72,100    355,081       0.0%
#  Ichiken Co., Ltd.                                         143,000    536,762       0.0%
#  Ichinen Holdings Co., Ltd.                                114,200  1,103,810       0.0%
   Idec Corp.                                                161,700  1,449,197       0.1%
#  Iino Kaiun Kaisha, Ltd.                                   541,400  2,013,497       0.1%
   Inaba Denki Sangyo Co., Ltd.                              138,700  5,032,229       0.2%
   Inaba Seisakusho Co., Ltd.                                 49,700    631,657       0.0%
   Inabata & Co., Ltd.                                       296,300  3,220,774       0.1%
   Interworks, Inc.                                            6,800     73,882       0.0%
#  Inui Global Logistics Co., Ltd.                            71,880    691,847       0.0%
   Iseki & Co., Ltd.                                       1,110,000  2,745,459       0.1%
   Ishii Iron Works Co., Ltd.                                 11,000    165,037       0.0%
   Itoki Corp.                                               215,800  1,329,817       0.1%
   Iwasaki Electric Co., Ltd.                                372,000    573,566       0.0%
   Iwatani Corp.                                           1,087,000  6,491,740       0.2%
   J-COM Holdings Co., Ltd.                                   22,300    422,428       0.0%
#  JAC Recruitment Co., Ltd.                                  93,100  1,205,329       0.0%
#  Jalux, Inc.                                                39,500    665,318       0.0%
#  Jamco Corp.                                                68,400  1,410,445       0.1%
   Japan Foundation Engineering Co., Ltd.                    119,500    394,738       0.0%
   Japan Pulp & Paper Co., Ltd.                              519,000  1,739,046       0.1%
   Japan Steel Works, Ltd. (The)                             398,400  8,557,307       0.3%
   Japan Transcity Corp.                                     242,000    901,162       0.0%
   JK Holdings Co., Ltd.                                      89,940    471,965       0.0%
   Juki Corp.                                                185,800  1,389,080       0.1%
   Kamei Corp.                                               148,700  1,416,514       0.1%
   Kanaden Corp.                                             110,600  1,067,550       0.0%
#  Kanagawa Chuo Kotsu Co., Ltd.                             190,000  1,354,947       0.1%
   Kanamoto Co., Ltd.                                        171,600  4,122,634       0.1%
   Kandenko Co., Ltd.                                        626,000  6,171,190       0.2%
   Kanematsu Corp.                                         2,438,625  4,012,696       0.1%
#  Katakura Industries Co., Ltd.                             137,300  1,668,994       0.1%
#  Kato Works Co., Ltd.                                       61,800  1,549,539       0.1%
#  KAWADA TECHNOLOGIES, Inc.                                  53,700  2,528,655       0.1%
   Kawasaki Kinkai Kisen Kaisha, Ltd.                         96,000    256,227       0.0%
#  Kawasaki Kisen Kaisha, Ltd.                             3,035,000  7,508,271       0.2%
   Keihin Co., Ltd.                                          249,000    338,776       0.0%
   KFC, Ltd.                                                   1,400     27,655       0.0%
#* KI Holdings Co., Ltd.                                      88,000    268,938       0.0%
#  Kimura Chemical Plants Co., Ltd.                           39,900    138,531       0.0%
   King Jim Co., Ltd.                                         13,000    104,923       0.0%
#  Kinki Sharyo Co., Ltd.                                     15,299    348,103       0.0%
   Kintetsu World Express, Inc.                              191,200  2,600,651       0.1%
   Kitagawa Iron Works Co., Ltd.                              49,600    847,154       0.0%
   Kitano Construction Corp.                                 259,000    688,192       0.0%
#  Kito Corp.                                                108,500  1,026,979       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Industrials -- (Continued)
#  Kitz Corp.                                                543,500 $3,125,227       0.1%
*  Kobe Electric Railway Co., Ltd.                            45,000    158,700       0.0%
   Kobelco Eco-Solutions Co., Ltd.                            97,000    378,792       0.0%
   Koike Sanso Kogyo Co., Ltd.                               145,000    360,428       0.0%
#  Kokusai Co., Ltd.                                          41,700    329,194       0.0%
   Kokuyo Co., Ltd.                                          525,125  6,956,793       0.2%
   KOMAIHALTEC, Inc.                                          22,700    440,280       0.0%
   Komatsu Wall Industry Co., Ltd.                            40,000    667,791       0.0%
   Komori Corp.                                              348,700  4,425,210       0.2%
   Kondotec, Inc.                                            124,000    946,353       0.0%
   Konoike Transport Co., Ltd.                                92,700  1,227,349       0.0%
#* Kosaido Co., Ltd.                                         248,600    735,673       0.0%
#  KRS Corp.                                                  38,100    836,881       0.0%
   Kumagai Gumi Co., Ltd.                                  2,175,000  5,776,208       0.2%
   Kuroda Electric Co., Ltd.                                 219,100  4,263,017       0.1%
#  Kyodo Printing Co., Ltd.                                  506,000  1,715,183       0.1%
   Kyokuto Boeki Kaisha, Ltd.                                 58,000    114,766       0.0%
   Kyokuto Kaihatsu Kogyo Co., Ltd.                          185,700  2,193,455       0.1%
   Kyoritsu Printing Co., Ltd.                               119,300    349,906       0.0%
   Kyowa Exeo Corp.                                          481,800  7,234,424       0.2%
   Kyudenko Corp.                                            219,000  7,055,464       0.2%
   Link And Motivation, Inc.                                 251,400    758,563       0.0%
   Lonseal Corp.                                              11,600    208,467       0.0%
   Maeda Corp.                                               821,000  7,606,107       0.3%
   Maeda Kosen Co., Ltd.                                     109,900  1,218,543       0.0%
   Maeda Road Construction Co., Ltd.                         387,000  7,159,534       0.2%
   Maezawa Industries, Inc.                                   35,700    117,572       0.0%
   Maezawa Kasei Industries Co., Ltd.                         52,900    553,200       0.0%
   Maezawa Kyuso Industries Co., Ltd.                         49,100    655,415       0.0%
   Makino Milling Machine Co., Ltd.                          655,000  4,162,050       0.1%
   Marubeni Construction Material Lease Co., Ltd.             75,000    138,477       0.0%
   Marufuji Sheet Piling Co., Ltd.                            58,000    129,262       0.0%
   Maruka Machinery Co., Ltd.                                 32,200    410,186       0.0%
#  Maruwa Unyu Kikan Co., Ltd.                                34,300    823,780       0.0%
   Maruyama Manufacturing Co., Inc.                          230,000    387,227       0.0%
   Maruzen Co., Ltd.                                          46,000    470,151       0.0%
   Maruzen Showa Unyu Co., Ltd.                              304,000  1,233,968       0.0%
   Matsuda Sangyo Co., Ltd.                                   82,882  1,163,247       0.0%
   Matsui Construction Co., Ltd.                             135,300  1,482,930       0.1%
   Max Co., Ltd.                                             191,000  2,301,884       0.1%
   Meidensha Corp.                                         1,175,050  3,932,270       0.1%
   Meiji Shipping Co., Ltd.                                  111,000    381,017       0.0%
#  Meisei Industrial Co., Ltd.                               251,000  1,287,391       0.1%
   Meitec Corp.                                              181,300  6,178,267       0.2%
#  Meiwa Corp.                                               158,000    496,187       0.0%
   Mesco, Inc.                                                22,000    199,615       0.0%
   METAWATER Co., Ltd.                                        47,700  1,301,809       0.1%
#  Mie Kotsu Group Holdings, Inc.                            154,100    568,558       0.0%
   Mirait Holdings Corp.                                     374,085  3,317,062       0.1%
   Mitani Corp.                                               68,200  2,034,290       0.1%
   Mitsubishi Kakoki Kaisha, Ltd.                            129,000    254,118       0.0%
   Mitsubishi Nichiyu Forklift Co., Ltd.                     189,100  1,145,454       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Industrials -- (Continued)
#  Mitsubishi Pencil Co., Ltd.                               100,300 $5,016,740       0.2%
   Mitsuboshi Belting, Ltd.                                  328,000  2,828,510       0.1%
#  Mitsui Engineering & Shipbuilding Co., Ltd.             5,109,000  7,098,865       0.2%
   Mitsui Matsushima Co., Ltd.                                84,700  1,002,048       0.0%
   Mitsui-Soko Holdings Co., Ltd.                            626,000  1,888,387       0.1%
   Mitsumura Printing Co., Ltd.                               93,000    191,571       0.0%
#  Miyaji Engineering Group, Inc.                            332,175    546,875       0.0%
   Morita Holdings Corp.                                     227,700  3,430,251       0.1%
   Moshi Moshi Hotline, Inc.                                 145,400  1,393,284       0.1%
#  NAC Co., Ltd.                                              61,700    520,145       0.0%
#  Nachi-Fujikoshi Corp.                                   1,045,000  3,963,279       0.1%
   Nagase & Co., Ltd.                                        477,200  6,103,323       0.2%
   Naigai Trans Line, Ltd.                                     3,800     37,126       0.0%
   Nakabayashi Co., Ltd.                                     211,000    474,046       0.0%
   Nakano Corp.                                               29,600    120,170       0.0%
   Namura Shipbuilding Co., Ltd.                             314,028  1,914,897       0.1%
   Narasaki Sangyo Co., Ltd.                                 103,000    273,641       0.0%
   NDS Co., Ltd.                                              24,100    604,935       0.0%
#  NEC Capital Solutions, Ltd.                                48,900    815,099       0.0%
   Nichias Corp.                                             587,000  5,222,788       0.2%
   Nichiban Co., Ltd.                                        141,000  1,272,992       0.0%
   Nichiden Corp.                                             24,300    695,517       0.0%
   Nichiha Corp.                                             178,680  4,413,071       0.2%
   Nichireki Co., Ltd.                                       148,000  1,164,625       0.0%
   Nihon Dengi Co., Ltd.                                       3,300     56,274       0.0%
   Nihon Flush Co., Ltd.                                      15,700    183,708       0.0%
   Nihon Trim Co., Ltd.                                       30,700  1,386,245       0.1%
   Nikkato Corp.                                                 700      2,573       0.0%
   Nikko Co., Ltd.                                            31,800    524,637       0.0%
   Nikkon Holdings Co., Ltd.                                 356,800  7,663,028       0.3%
   Nippi, Inc.                                                27,000    207,159       0.0%
   Nippo Corp.                                               227,000  4,378,887       0.1%
   Nippon Air Conditioning Services Co., Ltd.                 40,300    216,337       0.0%
#  Nippon Carbon Co., Ltd.                                   648,000  1,256,870       0.0%
   Nippon Densetsu Kogyo Co., Ltd.                           227,300  4,141,202       0.1%
   Nippon Filcon Co., Ltd.                                    70,900    378,214       0.0%
   Nippon Hume Corp.                                         129,400    856,592       0.0%
   Nippon Kanzai Co., Ltd.                                    88,700  1,293,404       0.1%
   Nippon Koei Co., Ltd.                                     390,000  1,829,649       0.1%
#  Nippon Parking Development Co., Ltd.                    1,224,400  1,664,416       0.1%
   Nippon Rietec Co., Ltd.                                     7,000     59,603       0.0%
   Nippon Road Co., Ltd. (The)                               384,000  1,575,653       0.1%
#  Nippon Seisen Co., Ltd.                                   100,000    484,901       0.0%
#* Nippon Sharyo, Ltd.                                       422,000  1,068,832       0.0%
*  Nippon Sheet Glass Co., Ltd.                              584,800  4,749,933       0.2%
   Nippon Steel & Sumikin Bussan Corp.                        95,560  3,502,260       0.1%
   Nippon Thompson Co., Ltd.                                 410,000  1,622,057       0.1%
   Nippon Tungsten Co., Ltd.                                  62,000     98,541       0.0%
   Nishi-Nippon Railroad Co., Ltd.                         1,196,000  5,669,794       0.2%
   Nishimatsu Construction Co., Ltd.                       1,794,000  8,378,134       0.3%
   Nishio Rent All Co., Ltd.                                  93,700  2,829,179       0.1%
#  Nissei ASB Machine Co., Ltd.                               52,300    943,701       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Industrials -- (Continued)
   Nissei Corp.                                               37,900 $   349,183       0.0%
   Nissei Plastic Industrial Co., Ltd.                       184,500   1,458,557       0.1%
#  Nissha Printing Co., Ltd.                                 165,400   4,004,174       0.1%
   Nisshinbo Holdings, Inc.                                  870,500   8,666,919       0.3%
   Nissin Corp.                                              409,000   1,358,364       0.1%
   Nissin Electric Co., Ltd.                                 279,000   3,720,436       0.1%
   Nitta Corp.                                               105,000   2,717,541       0.1%
   Nitto Boseki Co., Ltd.                                    934,000   3,036,339       0.1%
   Nitto Kogyo Corp.                                         159,700   2,342,707       0.1%
   Nitto Kohki Co., Ltd.                                      68,500   1,582,913       0.1%
   Nitto Seiko Co., Ltd.                                     149,000     568,903       0.0%
#  Nittoc Construction Co., Ltd.                             158,500     748,183       0.0%
#  Nittoku Engineering Co., Ltd.                              81,900   1,009,888       0.0%
   NJS Co., Ltd.                                              30,200     372,982       0.0%
   Noda Corp.                                                153,600   1,013,261       0.0%
   Nomura Co., Ltd.                                          220,200   3,571,106       0.1%
   Noritake Co., Ltd.                                         64,200   1,465,376       0.1%
   Noritz Corp.                                              172,400   3,573,093       0.1%
   NS United Kaiun Kaisha, Ltd.                              599,000     831,910       0.0%
#  NTN Corp.                                               2,488,000   9,417,732       0.3%
#  Obara Group, Inc.                                          79,200   3,413,141       0.1%
   Obayashi Road Corp.                                       166,300   1,044,590       0.0%
#  Odelic Co., Ltd.                                           20,000     776,822       0.0%
   Oiles Corp.                                               151,350   2,743,629       0.1%
   Okabe Co., Ltd.                                           242,100   2,066,083       0.1%
#  Okamoto Machine Tool Works, Ltd.                          205,000     269,075       0.0%
   Okamura Corp.                                             381,900   3,746,775       0.1%
#  OKK Corp.                                                 425,000     436,612       0.0%
#  OKUMA Corp.                                               849,000   7,104,821       0.2%
   Okumura Corp.                                             999,400   5,759,269       0.2%
   Onoken Co., Ltd.                                           84,600   1,042,883       0.0%
   Organo Corp.                                              228,000     983,355       0.0%
#  OSG Corp.                                                 452,700   9,641,884       0.3%
   OSJB Holdings Corp.                                       677,200   1,611,041       0.1%
#  Outsourcing, Inc.                                          81,300   3,085,277       0.1%
   Oyo Corp.                                                 111,300   1,287,021       0.1%
   Paraca, Inc.                                                4,500      83,408       0.0%
#  Pasco Corp.                                               137,000     492,123       0.0%
#  Pasona Group, Inc.                                        126,800   1,075,714       0.0%
   Pegasus Sewing Machine Manufacturing Co., Ltd.             35,300     213,000       0.0%
   Penta-Ocean Construction Co., Ltd.                      1,724,600  10,277,125       0.3%
   Pilot Corp.                                               188,800   8,441,250       0.3%
   Prestige International, Inc.                              284,800   2,143,315       0.1%
   Pronexus, Inc.                                            126,400   1,334,438       0.1%
#  PS Mitsubishi Construction Co., Ltd.                      147,700     514,853       0.0%
   Punch Industry Co., Ltd.                                    5,600      47,890       0.0%
   Quick Co., Ltd.                                            33,100     335,016       0.0%
   Raito Kogyo Co., Ltd.                                     313,100   3,769,218       0.1%
   Rheon Automatic Machinery Co., Ltd.                       110,500     863,181       0.0%
   Ryobi, Ltd.                                               820,200   3,306,352       0.1%
   Sakai Heavy Industries, Ltd.                              237,000     482,593       0.0%
#  Sakai Moving Service Co., Ltd.                             60,800   1,315,382       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Industrials -- (Continued)
   Sanki Engineering Co., Ltd.                               297,600 $ 2,699,006       0.1%
   Sanko Metal Industrial Co., Ltd.                           13,600     382,838       0.0%
#  Sankyo Tateyama, Inc.                                     166,200   2,616,714       0.1%
   Sankyu, Inc.                                            1,540,000   9,068,678       0.3%
#  Sanoyas Holdings Corp.                                    141,400     369,899       0.0%
   Sanwa Holdings Corp.                                    1,232,600  12,275,880       0.4%
   Sanyo Denki Co., Ltd.                                     259,000   1,683,371       0.1%
   Sanyo Engineering & Construction, Inc.                     48,000     278,830       0.0%
   Sanyo Industries, Ltd.                                     99,000     171,618       0.0%
   Sanyo Trading Co., Ltd.                                    13,600     172,054       0.0%
#  Sata Construction Co., Ltd.                                85,399     337,263       0.0%
   Sato Holdings Corp.                                       154,500   3,403,383       0.1%
   Sato Shoji Corp.                                           66,800     513,756       0.0%
   SBS Holdings, Inc.                                        114,100   1,009,061       0.0%
   Secom Joshinetsu Co., Ltd.                                 32,900   1,028,778       0.0%
   Seibu Electric Industry Co., Ltd.                          15,600     312,711       0.0%
   Seika Corp.                                               313,000     929,682       0.0%
   Seikitokyu Kogyo Co., Ltd.                                178,300     858,871       0.0%
   Seino Holdings Co., Ltd.                                  258,600   2,865,465       0.1%
   Sekisui Jushi Corp.                                       180,900   2,979,743       0.1%
#  Senko Co., Ltd.                                           564,500   3,902,661       0.1%
   Senshu Electric Co., Ltd.                                  35,100     542,561       0.0%
   Shibusawa Warehouse Co., Ltd. (The)                       263,000     763,807       0.0%
   Shibuya Corp.                                             104,400   2,168,730       0.1%
   Shima Seiki Manufacturing, Ltd.                           161,400   4,547,853       0.2%
   Shin Nippon Air Technologies Co., Ltd.                     86,280     975,241       0.0%
   Shin-Keisei Electric Railway Co., Ltd.                    181,000     710,877       0.0%
   Shinmaywa Industries, Ltd.                                550,000   4,257,280       0.1%
   Shinnihon Corp.                                           186,700   1,799,032       0.1%
   Shinsho Corp.                                              27,900     506,592       0.0%
   Shinwa Co., Ltd.                                           27,100     410,998       0.0%
#* Shoko Co., Ltd.                                           198,000     164,321       0.0%
   Showa Aircraft Industry Co., Ltd.                          15,837     144,784       0.0%
   Sinfonia Technology Co., Ltd.                             684,000   1,256,391       0.0%
   Sinko Industries, Ltd.                                    110,700   1,388,971       0.1%
   Sintokogio, Ltd.                                          265,000   2,311,368       0.1%
   Soda Nikka Co., Ltd.                                       67,000     314,355       0.0%
   Sodick Co., Ltd.                                          285,400   2,142,366       0.1%
#  Space Co., Ltd.                                            66,220     796,430       0.0%
#  Srg Takamiya Co., Ltd.                                    118,600     667,631       0.0%
#  Star Micronics Co., Ltd.                                  225,000   3,203,644       0.1%
#  Subaru Enterprise Co., Ltd.                                55,000     219,010       0.0%
   Sugimoto & Co., Ltd.                                       31,500     408,905       0.0%
   Sumitomo Densetsu Co., Ltd.                               104,400   1,158,029       0.0%
#  Sumitomo Mitsui Construction Co., Ltd.                  5,237,600   4,987,761       0.2%
   Sumitomo Precision Products Co., Ltd.                     189,000     583,417       0.0%
   Sumitomo Warehouse Co., Ltd. (The)                        819,000   4,378,448       0.1%
#* SWCC Showa Holdings Co., Ltd.                           1,562,000   1,097,502       0.0%
   Tadano, Ltd.                                              591,700   6,644,668       0.2%
   Taihei Dengyo Kaisha, Ltd.                                189,000   1,959,088       0.1%
#  Taiheiyo Kouhatsu, Inc.                                   407,000     348,927       0.0%
   Taikisha, Ltd.                                            147,000   3,713,212       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Industrials -- (Continued)
   Takamatsu Construction Group Co., Ltd.                     80,000 $1,898,501       0.1%
#  Takano Co., Ltd.                                           49,400    357,471       0.0%
   Takaoka Toko Co., Ltd.                                     59,720  1,090,617       0.0%
   Takara Printing Co., Ltd.                                  51,955    722,543       0.0%
   Takara Standard Co., Ltd.                                 253,500  4,708,942       0.2%
#  Takasago Thermal Engineering Co., Ltd.                    355,200  5,009,349       0.2%
   Takashima & Co., Ltd.                                     225,000    362,338       0.0%
   Takeei Corp.                                              129,400  1,058,962       0.0%
   Takeuchi Manufacturing Co., Ltd.                          208,300  4,035,187       0.1%
   Takigami Steel Construction Co., Ltd. (The)                53,000    215,792       0.0%
   Takisawa Machine Tool Co., Ltd.                           368,000    476,387       0.0%
   Takuma Co., Ltd.                                          438,000  4,026,469       0.1%
#  Tanseisha Co., Ltd.                                       213,249  1,603,833       0.1%
   Tatsuta Electric Wire and Cable Co., Ltd.                 257,400  1,022,525       0.0%
   TECHNO ASSOCIE Co., Ltd.                                   56,800    514,241       0.0%
   Techno Ryowa, Ltd.                                         69,390    433,846       0.0%
   TechnoPro Holdings, Inc.                                  150,600  5,158,730       0.2%
   Teikoku Electric Manufacturing Co., Ltd.                   96,000    731,391       0.0%
#  Teikoku Sen-I Co., Ltd.                                   103,100  1,528,764       0.1%
#  Tekken Corp.                                              464,000  1,508,706       0.1%
   Teraoka Seisakusho Co., Ltd.                               53,600    177,721       0.0%
   Toa Corp.                                                 110,300  2,322,040       0.1%
   TOA ROAD Corp.                                            266,000    713,413       0.0%
#  Tobishima Corp.                                         1,073,200  1,887,463       0.1%
   Tocalo Co., Ltd.                                           83,100  1,864,227       0.1%
   Toda Corp.                                              1,230,000  6,666,674       0.2%
   Toenec Corp.                                              212,000  1,015,696       0.0%
   Togami Electric Manufacturing Co., Ltd.                    20,000     81,512       0.0%
#  TOKAI Holdings Corp.                                      528,400  3,395,894       0.1%
#  Tokai Lease Co., Ltd.                                     162,000    306,064       0.0%
   Tokyo Energy & Systems, Inc.                              139,000  1,341,439       0.1%
   Tokyo Keiki, Inc.                                         354,000    602,797       0.0%
*  Tokyo Kikai Seisakusho, Ltd.                               17,000     12,474       0.0%
   Tokyo Sangyo Co., Ltd.                                     81,000    307,588       0.0%
   Tokyu Construction Co., Ltd.                              338,500  3,420,476       0.1%
   Toli Corp.                                                261,000    930,483       0.0%
   Tomoe Corp.                                               152,000    500,343       0.0%
#  Tomoe Engineering Co., Ltd.                                37,200    546,696       0.0%
   Tonami Holdings Co., Ltd.                                 308,000    829,765       0.0%
   Toppan Forms Co., Ltd.                                    298,500  2,967,074       0.1%
#  Torishima Pump Manufacturing Co., Ltd.                    117,100  1,261,983       0.0%
   Toshiba Machine Co., Ltd.                                 698,000  2,520,905       0.1%
#  Toshiba Plant Systems & Services Corp.                    262,650  4,235,061       0.1%
#  Tosho Printing Co., Ltd.                                  227,000  1,027,239       0.0%
#  Totetsu Kogyo Co., Ltd.                                   148,900  4,220,854       0.1%
   Toyo Construction Co., Ltd.                               428,400  1,785,639       0.1%
#  Toyo Denki Seizo K.K.                                     213,000    597,658       0.0%
#  Toyo Engineering Corp.                                    892,400  3,056,919       0.1%
   Toyo Machinery & Metal Co., Ltd.                           87,400    329,388       0.0%
   Toyo Tanso Co., Ltd.                                       67,000    963,384       0.0%
#  Toyo Wharf & Warehouse Co., Ltd.                          340,000    553,424       0.0%
   Trancom Co., Ltd.                                          42,300  2,461,090       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
   Trinity Industrial Corp.                                   19,000 $     83,584       0.0%
   Trusco Nakayama Corp.                                     121,100    6,261,033       0.2%
   Trust Tech, Inc.                                           48,900      750,611       0.0%
   Tsubakimoto Chain Co.                                     864,700    6,849,692       0.2%
   Tsubakimoto Kogyo Co., Ltd.                               117,000      345,120       0.0%
#* Tsudakoma Corp.                                           294,000      419,320       0.0%
#  Tsugami Corp.                                             395,000    2,168,791       0.1%
   Tsukishima Kikai Co., Ltd.                                144,200    1,614,283       0.1%
   Tsurumi Manufacturing Co., Ltd.                           106,000    1,542,649       0.1%
   TTK Co., Ltd.                                              62,000      287,487       0.0%
   Uchida Yoko Co., Ltd.                                     297,000    1,238,248       0.0%
   Ueki Corp.                                                348,000      748,463       0.0%
#  Union Tool Co.                                             55,600    1,436,267       0.1%
   Ushio, Inc.                                               655,900    7,912,689       0.3%
   Utoc Corp.                                                 98,700      360,691       0.0%
#  Wakachiku Construction Co., Ltd.                        1,052,000    1,570,909       0.1%
   Wakita & Co., Ltd.                                        219,800    1,874,157       0.1%
   WDB Holdings Co., Ltd.                                     18,000      186,126       0.0%
   Weathernews, Inc.                                          27,800      867,554       0.0%
#  World Holdings Co., Ltd.                                   43,300      668,067       0.0%
#  Yahagi Construction Co., Ltd.                             159,400    1,462,100       0.1%
   YAMABIKO Corp.                                            210,828    2,084,921       0.1%
   YAMADA Consulting Group Co., Ltd.                           3,800      160,306       0.0%
   Yamato Corp.                                               82,000      450,564       0.0%
   Yamaura Corp.                                              16,200       81,550       0.0%
   Yamazen Corp.                                             345,700    2,756,604       0.1%
   Yasuda Logistics Corp.                                     94,300      618,791       0.0%
   Yokogawa Bridge Holdings Corp.                            198,000    2,175,353       0.1%
   Yondenko Corp.                                            128,800      502,103       0.0%
   Yuasa Trading Co., Ltd.                                   105,000    2,515,452       0.1%
   Yuken Kogyo Co., Ltd.                                     196,000      343,268       0.0%
#  Yumeshin Holdings Co., Ltd.                               154,700    1,094,985       0.0%
   Yurtec Corp.                                              249,000    1,824,037       0.1%
   Yusen Logistics Co., Ltd.                                 109,500    1,114,820       0.0%
#  Yushin Precision Equipment Co., Ltd.                       42,100      980,585       0.0%
   Zenitaka Corp. (The)                                       46,000      151,787       0.0%
#  Zuiko Corp.                                                21,100      797,488       0.0%
                                                                     ------------      ----
Total Industrials                                                     887,653,836      28.3%
                                                                     ------------      ----
Information Technology -- (12.0%)
#  A&D Co., Ltd.                                             113,900      482,620       0.0%
#  Ai Holdings Corp.                                         247,200    6,074,143       0.2%
   Aichi Tokei Denki Co., Ltd.                                18,700      570,387       0.0%
#  Aiphone Co., Ltd.                                          71,900    1,263,088       0.0%
#  Aisan Technology Co., Ltd.                                 12,000      549,193       0.0%
   Alpha Systems, Inc.                                        33,260      560,138       0.0%
   Amano Corp.                                               377,600    7,025,443       0.2%
#  Anritsu Corp.                                             873,500    4,633,691       0.2%
   AOI Electronics Co., Ltd.                                  26,900      653,570       0.0%
   Argo Graphics, Inc.                                        31,100      623,909       0.0%
   Arisawa Manufacturing Co., Ltd.                           200,900    1,051,251       0.0%
#  ArtSpark Holdings, Inc.                                    32,000      803,952       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Information Technology -- (Continued)
   Asahi Net, Inc.                                            74,800 $  307,086       0.0%
#  Ateam, Inc.                                                62,600  1,417,302       0.1%
   Axell Corp.                                                44,900    352,184       0.0%
   Azbil Corp.                                               190,300  5,643,510       0.2%
   Broadband Tower, Inc.                                     234,500    499,473       0.0%
   Broadleaf Co., Ltd.                                       133,000  1,495,026       0.1%
   CAC Holdings Corp.                                         61,900    518,554       0.0%
   Canon Electronics, Inc.                                   133,800  2,081,191       0.1%
#  Capcom Co., Ltd.                                          294,600  7,610,445       0.3%
   Chino Corp.                                                35,900    358,391       0.0%
   Citizen Watch Co., Ltd.                                 1,437,500  8,078,459       0.3%
#* CMK Corp.                                                 271,300  1,433,202       0.1%
#  COLOPL, Inc.                                              155,200  2,231,708       0.1%
   Computer Engineering & Consulting, Ltd.                    80,000  1,495,713       0.1%
   Computer Institute of Japan, Ltd.                          26,700    128,353       0.0%
   Comture Corp.                                              19,100    668,517       0.0%
   CONEXIO Corp.                                             114,700  1,557,171       0.1%
#  COOKPAD, Inc.                                             287,400  2,730,674       0.1%
  Cresco, Ltd.                                                28,500    620,214       0.0%
#  CROOZ, Inc.                                                39,700    908,621       0.0%
   Cube System, Inc.                                          12,300     76,856       0.0%
   Dai-ichi Seiko Co., Ltd.                                   55,600    614,260       0.0%
#  Daishinku Corp.                                            40,999    435,094       0.0%
   Daito Electron Co., Ltd.                                    5,900     45,368       0.0%
   Daiwabo Holdings Co., Ltd.                              1,186,000  2,866,018       0.1%
   Denki Kogyo Co., Ltd.                                     313,000  1,723,934       0.1%
   Densan System Co., Ltd.                                     1,600     26,602       0.0%
*  Dexerials Corp.                                           140,200  1,125,674       0.0%
   Digital Arts, Inc.                                         58,800  1,582,467       0.1%
   Digital Garage, Inc.                                      118,500  2,239,068       0.1%
#  Dip Corp.                                                 173,100  4,585,357       0.2%
   DKK-Toa Corp.                                              38,200    177,940       0.0%
   DTS Corp.                                                 123,600  2,738,235       0.1%
   Eizo Corp.                                                104,800  3,309,383       0.1%
   Elecom Co., Ltd.                                          102,900  2,103,694       0.1%
   Elematec Corp.                                             52,271    883,788       0.0%
   EM Systems Co., Ltd.                                       42,600    705,904       0.0%
   Enplas Corp.                                               59,300  1,832,287       0.1%
   ESPEC Corp.                                               118,000  1,427,773       0.1%
#  Excel Co., Ltd.                                            49,300    659,513       0.0%
#  F@N Communications, Inc.                                  279,800  2,089,432       0.1%
#  Faith, Inc.                                                27,910    318,490       0.0%
#* FDK Corp.                                                 552,000    482,494       0.0%
   Ferrotec Corp.                                            187,500  2,280,380       0.1%
   Forval Corp.                                                4,700     34,000       0.0%
   Fuji Soft, Inc.                                           117,500  3,121,122       0.1%
   Fujitsu Frontech, Ltd.                                     75,300    900,042       0.0%
   Fukui Computer Holdings, Inc.                              19,200    510,969       0.0%
   Furuno Electric Co., Ltd.                                 137,500  1,062,286       0.0%
   Furuya Metal Co., Ltd.                                     11,800    172,939       0.0%
#  Fusion Partners Co.                                        62,800    566,468       0.0%
   Future Corp.                                              129,200    861,100       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Information Technology -- (Continued)
#  GMO internet, Inc.                                        410,800 $ 5,483,907       0.2%
#  GMO Payment Gateway, Inc.                                  98,500   4,524,259       0.2%
   Gree, Inc.                                                672,200   3,727,415       0.1%
   Gurunavi, Inc.                                            172,800   4,731,742       0.2%
   Hagiwara Electric Co., Ltd.                                18,700     350,570       0.0%
   Hakuto Co., Ltd.                                           84,500     784,750       0.0%
#  Hearts United Group Co., Ltd.                              84,800   1,569,342       0.1%
   Hibino Corp.                                                1,300      33,944       0.0%
#  Hioki EE Corp.                                             53,500   1,035,422       0.0%
   Hitachi Kokusai Electric, Inc.                            332,500   6,641,359       0.2%
   Hitachi Maxell, Ltd.                                      142,200   2,591,403       0.1%
#  Hochiki Corp.                                             140,000   1,648,910       0.1%
#  Hokuriku Electric Industry Co., Ltd.                      482,000     605,576       0.0%
   Honda Tsushin Kogyo Co., Ltd.                              10,700     134,377       0.0%
   Horiba, Ltd.                                              212,650  10,168,702       0.3%
   Hosiden Corp.                                             362,000   2,684,687       0.1%
   I-Net Corp.                                                59,290     617,363       0.0%
   I-O Data Device, Inc.                                       2,900      27,080       0.0%
   Ibiden Co., Ltd.                                          620,978   9,014,732       0.3%
   Icom, Inc.                                                 50,200     922,886       0.0%
#  Ikegami Tsushinki Co., Ltd.                               339,000     435,450       0.0%
#  Imagica Robot Holdings, Inc.                               87,500     518,812       0.0%
   Ines Corp.                                                183,900   2,045,298       0.1%
   Infocom Corp.                                              80,400   1,182,294       0.0%
#  Infomart Corp.                                            188,500   2,233,112       0.1%
   Information Services International-Dentsu, Ltd.            75,900   1,316,328       0.1%
   Innotech Corp.                                            105,000     489,600       0.0%
   Internet Initiative Japan, Inc.                           192,400   3,397,504       0.1%
#  Iriso Electronics Co., Ltd.                                55,300   3,044,030       0.1%
#  Istyle, Inc.                                              179,300   1,412,487       0.1%
   Itfor, Inc.                                               112,800     659,202       0.0%
*  Iwatsu Electric Co., Ltd.                                 572,000     408,523       0.0%
   Japan Asia Group, Ltd.                                     79,600     287,729       0.0%
#  Japan Aviation Electronics Industry, Ltd.                 421,000   6,028,706       0.2%
   Japan Digital Laboratory Co., Ltd.                        109,800   1,706,413       0.1%
#* Japan Display, Inc.                                     2,144,300   4,221,540       0.1%
#  Japan Material Co., Ltd.                                   59,300   2,100,608       0.1%
#  Japan Radio Co., Ltd.                                      71,000     912,258       0.0%
   Jastec Co., Ltd.                                           51,100     540,065       0.0%
#  JBCC Holdings, Inc.                                        87,500     566,685       0.0%
   Justsystems Corp.                                         198,400   1,944,524       0.1%
   Kaga Electronics Co., Ltd.                                105,100   1,535,497       0.1%
   Kanematsu Electronics, Ltd.                                74,100   1,494,930       0.1%
#* KLab, Inc.                                                191,400   1,147,938       0.0%
#  Koa Corp.                                                 195,900   1,803,936       0.1%
   Kyosan Electric Manufacturing Co., Ltd.                   279,000   1,034,735       0.0%
   Kyowa Electronic Instruments Co., Ltd.                    135,100     489,154       0.0%
#  LAC Co., Ltd.                                              87,300     887,965       0.0%
   Lasertec Corp.                                            102,500   1,988,315       0.1%
*  Livesense, Inc.                                             2,700      11,789       0.0%
   Macnica Fuji Electronics Holdings, Inc.                   176,350   2,209,829       0.1%
   Mamezou Holdings Co., Ltd.                                 85,300     883,086       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
Information Technology -- (Continued)
   MarkLines Co., Ltd.                                         500 $   12,003       0.0%
   Marubun Corp.                                            95,700    546,808       0.0%
   Maruwa Co., Ltd.                                         56,800  2,143,455       0.1%
#  Marvelous, Inc.                                         196,300  1,395,086       0.1%
   MCJ Co., Ltd.                                           129,100  1,160,820       0.0%
   Media Do Co., Ltd.                                       12,600    172,975       0.0%
   Megachips Corp.                                          43,100    865,035       0.0%
*  Meiko Electronics Co., Ltd.                             121,800    431,276       0.0%
   Melco Holdings, Inc.                                     75,500  2,044,113       0.1%
   Micronics Japan Co., Ltd.                               191,600  2,214,879       0.1%
   MIMAKI ENGINEERING Co., Ltd.                             67,000    374,678       0.0%
   Mimasu Semiconductor Industry Co., Ltd.                  92,281  1,174,391       0.0%
   Miraial Co., Ltd.                                        29,800    212,023       0.0%
   Miroku Jyoho Service Co., Ltd.                          104,100  2,033,259       0.1%
#  Mitsubishi Research Institute, Inc.                      36,500  1,159,006       0.0%
   Mitsui High-Tec, Inc.                                   139,000    933,106       0.0%
#* Mitsumi Electric Co., Ltd.                              527,600  3,203,625       0.1%
   MTI, Ltd.                                               189,500  1,177,560       0.0%
   Mutoh Holdings Co., Ltd.                                134,000    306,191       0.0%
   Nagano Keiki Co., Ltd.                                   14,900     90,727       0.0%
#  Nakayo, Inc.                                            390,000  1,373,500       0.1%
   NEC Networks & System Integration Corp.                 136,600  2,427,620       0.1%
   NET One Systems Co., Ltd.                               525,900  3,819,792       0.1%
*  New Japan Radio Co., Ltd.                                96,000    295,144       0.0%
#  Nexyz Group Corp.                                        48,000    634,500       0.0%
   Nichicon Corp.                                          334,200  2,864,260       0.1%
   Nihon Dempa Kogyo Co., Ltd.                             102,700    828,214       0.0%
   Nihon Unisys, Ltd.                                      351,175  4,279,608       0.1%
#  Nippon Ceramic Co., Ltd.                                 62,200  1,147,698       0.0%
   Nippon Chemi-Con Corp.                                  950,000  1,652,624       0.1%
#  Nippon Kodoshi Corp.                                     25,000    200,423       0.0%
   Nippon Signal Co., Ltd.                                 316,400  2,807,828       0.1%
#  Nippon Systemware Co., Ltd.                              39,900    617,378       0.0%
   Nohmi Bosai, Ltd.                                       145,900  2,177,870       0.1%
#  Noritsu Koki Co., Ltd.                                  117,500    887,939       0.0%
   NS Solutions Corp.                                      192,200  3,664,957       0.1%
   NSD Co., Ltd.                                           157,880  2,540,947       0.1%
#  Nuflare Technology, Inc.                                 25,300  1,356,931       0.1%
#  Ohara, Inc.                                              47,600    280,236       0.0%
#  Okaya Electric Industries Co., Ltd.                      73,000    271,303       0.0%
   Oki Electric Industry Co., Ltd.                         493,000  6,432,222       0.2%
   ONO Sokki Co., Ltd.                                      58,400    504,860       0.0%
   Optex Co., Ltd.                                          76,000  1,935,754       0.1%
*  Optim Corp.                                              11,900    675,456       0.0%
   Origin Electric Co., Ltd.                               173,000    459,212       0.0%
#  Osaki Electric Co., Ltd.                                246,000  2,361,020       0.1%
   Panasonic Industrial Devices SUNX Co., Ltd.             111,600    670,351       0.0%
   PCA Corp.                                                 2,500     30,214       0.0%
   Poletowin Pitcrew Holdings, Inc.                         76,100    633,130       0.0%
   Riken Keiki Co., Ltd.                                    81,300  1,002,772       0.0%
   Riso Kagaku Corp.                                       179,500  3,109,191       0.1%
   Roland DG Corp.                                          57,100  1,348,205       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
Information Technology -- (Continued)
#  Rorze Corp.                                              49,400 $   938,113       0.0%
#* RVH, Inc.                                                58,700     583,434       0.0%
   Ryoden Corp.                                            178,000   1,144,289       0.0%
   Ryosan Co., Ltd.                                        191,900   5,909,649       0.2%
#  Ryoyo Electro Corp.                                     122,600   1,560,174       0.1%
#  Sakura Internet, Inc.                                    79,100     761,054       0.0%
*  Sanken Electric Co., Ltd.                               698,000   2,469,404       0.1%
   Sanshin Electronics Co., Ltd.                           164,300   1,454,000       0.1%
   Satori Electric Co., Ltd.                                85,880     610,583       0.0%
#  Saxa Holdings, Inc.                                     298,000     629,628       0.0%
   Shibaura Electronics Co., Ltd.                           29,100     538,610       0.0%
   Shibaura Mechatronics Corp.                             200,000     489,177       0.0%
   Shindengen Electric Manufacturing Co., Ltd.             450,000   1,946,035       0.1%
#* Shinkawa, Ltd.                                           94,400     611,280       0.0%
   Shinko Electric Industries Co., Ltd.                    470,400   3,031,533       0.1%
   Shinko Shoji Co., Ltd.                                  127,300   1,436,046       0.1%
   Shizuki Electric Co., Inc.                              100,000     593,520       0.0%
#  Siix Corp.                                               92,900   3,717,660       0.1%
   SK-Electronics Co., Ltd.                                  8,900      86,888       0.0%
   SMK Corp.                                               372,000   1,425,304       0.1%
#  SMS Co., Ltd.                                           150,200   3,910,265       0.1%
#  Softbank Technology Corp.                                29,000     927,090       0.0%
#* Softbrain Co., Ltd.                                     161,300     607,875       0.0%
   Softcreate Holdings Corp.                                25,400     279,481       0.0%
#  Sourcenext Corp.                                         64,200     322,381       0.0%
   SRA Holdings                                             56,900   1,345,438       0.1%
   Sumida Corp.                                            112,849   1,170,174       0.0%
   Sun-Wa Technos Corp.                                     40,500     325,143       0.0%
   Suzuden Corp.                                             1,200      11,266       0.0%
   Systena Corp.                                           116,600   2,036,695       0.1%
#  Tabuchi Electric Co., Ltd.                              154,600     493,473       0.0%
   Tachibana Eletech Co., Ltd.                              85,260     944,138       0.0%
   Taiyo Yuden Co., Ltd.                                   678,700   7,250,739       0.2%
   Tamura Corp.                                            457,000   1,878,892       0.1%
   TechMatrix Corp.                                         46,400     927,325       0.0%
#  Tecnos Japan, Inc.                                       49,400   1,149,121       0.0%
#  Teikoku Tsushin Kogyo Co., Ltd.                         198,000     301,257       0.0%
   TIS, Inc.                                               505,101  11,429,663       0.4%
   TKC Corp.                                               104,700   3,092,490       0.1%
#  Tokyo Electron Device, Ltd.                              37,200     530,114       0.0%
   Tokyo Seimitsu Co., Ltd.                                240,800   6,569,642       0.2%
   Tomen Devices Corp.                                       2,400      44,628       0.0%
#  Topcon Corp.                                            595,400   8,886,823       0.3%
   Torex Semiconductor, Ltd.                                23,000     280,420       0.0%
   Tose Co., Ltd.                                           22,100     168,824       0.0%
#* Toshiba TEC Corp.                                       806,000   3,592,206       0.1%
   Toukei Computer Co., Ltd.                                22,710     448,540       0.0%
   Towa Corp.                                              131,400   1,512,065       0.1%
   Toyo Corp.                                              141,000   1,355,831       0.1%
   Transcosmos, Inc.                                       154,000   3,896,353       0.1%
#  Tri Chemical Laboratories, Inc.                          29,200     652,804       0.0%
   UKC Holdings Corp.                                       72,600   1,214,810       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                            --------- ------------ ---------------
Information Technology -- (Continued)
   Ulvac, Inc.                                                252,600 $  7,975,585       0.3%
*  Uniden Holdings Corp.                                      376,000      547,570       0.0%
   UNIRITA, Inc.                                                3,500       54,911       0.0%
#* UT Group Co., Ltd.                                         189,500    1,154,203       0.0%
#  V Technology Co., Ltd.                                      26,300    3,132,075       0.1%
#* V-Cube, Inc.                                                67,700      524,980       0.0%
#  VeriServe Corp.                                             11,700      365,292       0.0%
#  Vitec Holdings Co., Ltd.                                    45,100      475,700       0.0%
#  Voyage Group, Inc.                                          33,500      296,037       0.0%
#  Wacom Co., Ltd.                                            920,300    2,777,103       0.1%
   Wellnet Corp.                                               80,700    1,009,877       0.0%
#  Y A C Co., Ltd.                                             48,900      609,207       0.0%
#  Yamaichi Electronics Co., Ltd.                             146,000    1,157,432       0.0%
   Yashima Denki Co., Ltd.                                     25,600      141,101       0.0%
   Yokowo Co., Ltd.                                            86,200      584,287       0.0%
*  Zappallas, Inc.                                             55,900      198,627       0.0%
   Zuken, Inc.                                                 81,600      835,291       0.0%
                                                                      ------------      ----
Total Information Technology                                           406,496,684      13.0%
                                                                      ------------      ----
Materials -- (11.6%)
   Achilles Corp.                                              91,900    1,321,329       0.0%
   ADEKA Corp.                                                544,000    8,223,372       0.3%
   Agro-Kanesho Co., Ltd.                                      59,500      640,087       0.0%
   Aichi Steel Corp.                                           65,400    3,149,010       0.1%
   Alconix Corp.                                               57,200      755,929       0.0%
   Arakawa Chemical Industries, Ltd.                           89,500    1,328,665       0.0%
   Araya Industrial Co., Ltd.                                 268,000      377,168       0.0%
   Asahi Holdings, Inc.                                       178,650    3,217,337       0.1%
   Asahi Printing Co., Ltd.                                       800       18,244       0.0%
   Asahi Yukizai Corp.                                        412,000      804,698       0.0%
   Asia Pile Holdings Corp.                                    26,300      109,561       0.0%
   C Uyemura & Co., Ltd.                                       23,100    1,075,249       0.0%
   Carlit Holdings Co., Ltd.                                   74,100      376,186       0.0%
#  Chuetsu Pulp & Paper Co., Ltd.                             552,000    1,206,051       0.0%
#* Chugai Mining Co., Ltd.                                  1,012,400      270,202       0.0%
   Chugoku Marine Paints, Ltd.                                347,000    2,525,255       0.1%
#  Dai Nippon Toryo Co., Ltd.                                 740,000    1,583,203       0.1%
#  Daido Steel Co., Ltd.                                    1,685,000    7,152,796       0.2%
#  Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                      17,600      577,992       0.0%
   Daiken Corp.                                                84,200    1,747,382       0.1%
   Daiki Aluminium Industry Co., Ltd.                         157,000      644,285       0.0%
   Dainichiseika Color & Chemicals Manufacturing Co., Ltd.    408,000    2,174,342       0.1%
#  Daio Paper Corp.                                           497,300    5,969,036       0.2%
   Denka Co., Ltd.                                          1,949,000    8,841,805       0.3%
#  DKS Co., Ltd.                                              247,000      808,545       0.0%
   Dowa Holdings Co., Ltd.                                  1,464,000   10,872,844       0.4%
   Dynapac Co., Ltd.                                           25,000       59,559       0.0%
   FP Corp.                                                   148,000    7,971,867       0.3%
   Fuji Seal International, Inc.                              132,100    5,444,937       0.2%
   Fujikura Kasei Co., Ltd.                                   145,500      875,747       0.0%
   Fujimi, Inc.                                               103,500    1,610,002       0.1%
   Fujimori Kogyo Co., Ltd.                                    81,400    2,022,345       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
Materials -- (Continued)
   Fumakilla, Ltd.                                            94,000 $  596,173       0.0%
   Fuso Chemical Co., Ltd.                                    80,400  1,714,827       0.1%
#  Geostr Corp.                                               20,600    178,061       0.0%
   Godo Steel, Ltd.                                           87,400  1,525,342       0.1%
   Gun-Ei Chemical Industry Co., Ltd.                         28,600    822,521       0.0%
   Harima Chemicals Group, Inc.                               73,300    453,126       0.0%
#  Hodogaya Chemical Co., Ltd.                                37,000  1,035,614       0.0%
   Hokkan Holdings, Ltd.                                     275,000    978,896       0.0%
   Hokko Chemical Industry Co., Ltd.                         104,000    352,321       0.0%
   Hokuetsu Kishu Paper Co., Ltd.                            857,799  5,365,813       0.2%
   Honshu Chemical Industry Co., Ltd.                         14,000     95,710       0.0%
#  Ihara Chemical Industry Co., Ltd.                         199,100  1,699,417       0.1%
   Ise Chemicals Corp.                                        81,000    353,453       0.0%
*  Ishihara Sangyo Kaisha, Ltd.                              191,150  1,450,176       0.1%
#  Ishizuka Glass Co., Ltd.                                  119,000    225,459       0.0%
   JCU Corp.                                                  29,600  1,200,215       0.0%
   JSP Corp.                                                  75,800  1,811,015       0.1%
#  Kanto Denka Kogyo Co., Ltd.                               255,000  2,139,256       0.1%
   Katakura & Co-op Agri Corp.                                39,000     79,819       0.0%
   Kawakin Holdings Co., Ltd.                                 11,000     28,973       0.0%
   Kimoto Co., Ltd.                                          228,000    588,467       0.0%
   Koatsu Gas Kogyo Co., Ltd.                                158,493  1,060,080       0.0%
#  Kogi Corp.                                                 55,000    128,025       0.0%
   Kohsoku Corp.                                              60,200    602,359       0.0%
   Konishi Co., Ltd.                                         193,600  2,300,557       0.1%
   Krosaki Harima Corp.                                      275,000    834,483       0.0%
   Kureha Corp.                                               87,650  3,351,950       0.1%
   Kurimoto, Ltd.                                             61,500  1,146,925       0.0%
   Kuriyama Holdings Corp.                                     1,000     13,908       0.0%
   Kyoei Steel, Ltd.                                         106,200  2,022,966       0.1%
   Kyowa Leather Cloth Co., Ltd.                              47,700    346,066       0.0%
   Lintec Corp.                                              286,700  6,244,596       0.2%
#  MEC Co., Ltd.                                             109,500  1,083,714       0.0%
   Mitani Sekisan Co., Ltd.                                   31,700    791,760       0.0%
*  Mitsubishi Paper Mills, Ltd.                              167,900  1,102,640       0.0%
   Mitsubishi Steel Manufacturing Co., Ltd.                  849,000  1,525,490       0.1%
   Mitsui Mining & Smelting Co., Ltd.                      3,627,000  8,080,917       0.3%
#  MORESCO Corp.                                              41,300    552,068       0.0%
   Mory Industries, Inc.                                      30,400    567,497       0.0%
*  Nakayama Steel Works, Ltd.                                 84,500    537,698       0.0%
   Neturen Co., Ltd.                                         177,600  1,439,549       0.1%
#* New Japan Chemical Co., Ltd.                              182,300    284,379       0.0%
#  Nicca Chemical Co., Ltd.                                    1,400     11,799       0.0%
   Nichia Steel Works, Ltd.                                  164,900    380,834       0.0%
   Nihon Kagaku Sangyo Co., Ltd.                              71,000    516,627       0.0%
#  Nihon Nohyaku Co., Ltd.                                   263,300  1,437,872       0.1%
   Nihon Parkerizing Co., Ltd.                               553,500  7,626,659       0.3%
   Nihon Yamamura Glass Co., Ltd.                            503,000    919,485       0.0%
   Nippon Carbide Industries Co., Inc.                       434,000    577,696       0.0%
   Nippon Chemical Industrial Co., Ltd.                      477,000  1,220,368       0.0%
#  Nippon Concrete Industries Co., Ltd.                      253,600    914,747       0.0%
   Nippon Denko Co., Ltd.                                    673,414  1,250,124       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Materials -- (Continued)
   Nippon Fine Chemical Co., Ltd.                             81,000 $   610,569       0.0%
#  Nippon Kasei Chemical Co., Ltd.                           192,000     265,093       0.0%
   Nippon Kayaku Co., Ltd.                                   683,000   7,870,216       0.3%
#* Nippon Kinzoku Co., Ltd.                                   29,300     308,584       0.0%
#  Nippon Koshuha Steel Co., Ltd.                            460,000     337,469       0.0%
   Nippon Light Metal Holdings Co., Ltd.                   3,065,900   6,981,075       0.2%
#  Nippon Paper Industries Co., Ltd.                         290,600   5,439,073       0.2%
   Nippon Pillar Packing Co., Ltd.                           116,800   1,199,521       0.0%
#  Nippon Soda Co., Ltd.                                     827,000   3,666,072       0.1%
#  Nippon Valqua Industries, Ltd.                             97,799   1,325,260       0.0%
   Nippon Yakin Kogyo Co., Ltd.                              831,300   1,218,307       0.0%
#  Nisshin Steel Co., Ltd.                                   582,592   7,749,715       0.3%
#  Nitta Gelatin, Inc.                                        77,400     537,917       0.0%
   Nittetsu Mining Co., Ltd.                                  34,400   1,435,342       0.1%
#  Nitto FC Co., Ltd.                                         68,500     553,077       0.0%
   NOF Corp.                                                 870,000   9,456,776       0.3%
#  Okamoto Industries, Inc.                                  405,000   4,383,360       0.1%
   Okura Industrial Co., Ltd.                                284,000   1,132,810       0.0%
   Osaka Organic Chemical Industry, Ltd.                      69,700     545,381       0.0%
   Osaka Soda Co., Ltd.                                      424,000   1,812,724       0.1%
   Osaka Steel Co., Ltd.                                      83,300   1,561,787       0.1%
#  OSAKA Titanium Technologies Co., Ltd.                      88,100   1,180,723       0.0%
#* Pacific Metals Co., Ltd.                                  941,000   2,831,857       0.1%
   Pack Corp. (The)                                           80,200   2,175,846       0.1%
#* Rasa Industries, Ltd.                                     480,000     611,825       0.0%
   Rengo Co., Ltd.                                         1,261,000   7,908,112       0.3%
   Riken Technos Corp.                                       212,600   1,112,782       0.0%
   Sakai Chemical Industry Co., Ltd.                         570,000   2,033,415       0.1%
   Sakata INX Corp.                                          252,400   3,304,484       0.1%
   Sanyo Chemical Industries, Ltd.                            69,800   3,155,997       0.1%
   Sanyo Special Steel Co., Ltd.                             650,300   3,333,625       0.1%
   Sekisui Plastics Co., Ltd.                                134,000     988,263       0.0%
   Shikoku Chemicals Corp.                                   225,000   2,155,855       0.1%
   Shin-Etsu Polymer Co., Ltd.                               258,500   1,728,345       0.1%
   Shinagawa Refractories Co., Ltd.                          264,000     562,823       0.0%
#  Shinko Wire Co., Ltd.                                     184,000     238,462       0.0%
   Showa Denko KK                                            845,099  11,166,525       0.4%
   Stella Chemifa Corp.                                       61,800   2,171,002       0.1%
   Sumitomo Bakelite Co., Ltd.                             1,163,000   6,315,900       0.2%
   Sumitomo Osaka Cement Co., Ltd.                         2,493,000  10,325,300       0.3%
   Sumitomo Seika Chemicals Co., Ltd.                         55,800   2,086,287       0.1%
   T Hasegawa Co., Ltd.                                      132,000   2,330,737       0.1%
#  T&K Toka Co., Ltd.                                         78,800     746,496       0.0%
   Taisei Lamick Co., Ltd.                                    29,600     850,031       0.0%
   Taiyo Holdings Co., Ltd.                                  104,900   3,932,191       0.1%
   Takasago International Corp.                               87,200   2,337,661       0.1%
   Takiron Co., Ltd.                                         295,000   1,388,747       0.1%
#* Tanaka Chemical Corp.                                      62,500     514,838       0.0%
   Tayca Corp.                                               173,000     917,206       0.0%
   Tenma Corp.                                                79,600   1,378,700       0.1%
   Toagosei Co., Ltd.                                        658,000   7,323,852       0.2%
#  Toda Kogyo Corp.                                          239,000     684,026       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Materials -- (Continued)
#  Toho Titanium Co., Ltd.                                   183,700 $  1,225,068       0.0%
#  Toho Zinc Co., Ltd.                                       800,000    2,791,657       0.1%
   Tokai Carbon Co., Ltd.                                  1,289,000    3,919,732       0.1%
   Tokushu Tokai Paper Co., Ltd.                              57,258    1,951,303       0.1%
#* Tokuyama Corp.                                          2,159,000    9,231,383       0.3%
   Tokyo Ohka Kogyo Co., Ltd.                                220,600    7,832,975       0.3%
   Tokyo Rope Manufacturing Co., Ltd.                         84,800    1,397,338       0.1%
   Tokyo Steel Manufacturing Co., Ltd.                       652,000    4,522,415       0.2%
   Tokyo Tekko Co., Ltd.                                     251,000    1,092,452       0.0%
#  Tomoegawa Co., Ltd.                                       125,000      310,546       0.0%
#  Tomoku Co., Ltd.                                          339,000      984,235       0.0%
   Topy Industries, Ltd.                                     114,200    2,648,281       0.1%
   Toyo Ink SC Holdings Co., Ltd.                          1,157,000    5,379,278       0.2%
   Toyo Kohan Co., Ltd.                                      286,000      855,980       0.0%
   Toyobo Co., Ltd.                                        5,688,000    9,310,397       0.3%
   TYK Corp.                                                 138,000      232,638       0.0%
#  UACJ Corp.                                              1,486,415    4,830,746       0.2%
   Ube Industries, Ltd.                                    6,661,000   13,745,559       0.4%
#  W-Scope Corp.                                             148,900    2,664,089       0.1%
   Wood One Co., Ltd.                                        164,000      423,638       0.0%
   Yamato Kogyo Co., Ltd.                                    184,900    5,205,807       0.2%
   Yodogawa Steel Works, Ltd.                                144,700    3,950,699       0.1%
   Yotai Refractories Co., Ltd.                                8,000       23,841       0.0%
   Yuki Gosei Kogyo Co., Ltd.                                 64,000      137,728       0.0%
   Yushiro Chemical Industry Co., Ltd.                        61,400      847,605       0.0%
#  Zeon Corp.                                                770,000    7,034,012       0.2%
                                                                     ------------      ----
Total Materials                                                       394,054,965      12.6%
                                                                     ------------      ----
Real Estate -- (1.8%)
   AD Works Co., Ltd.                                        540,900      201,294       0.0%
   Airport Facilities Co., Ltd.                              132,770      724,114       0.0%
   Anabuki Kosan, Inc.                                        22,000       52,553       0.0%
   Aoyama Zaisan Networks Co., Ltd.                            3,800       23,782       0.0%
#  Apamanshop Holdings Co., Ltd.                              40,900      331,137       0.0%
#  Ardepro Co., Ltd.                                         872,800      905,161       0.0%
#* Ascot Corp.                                                42,600      181,095       0.0%
   Daibiru Corp.                                             303,600    2,637,308       0.1%
   Daikyo, Inc.                                            1,904,000    4,086,067       0.1%
   Dear Life Co., Ltd.                                         3,300       10,774       0.0%
   Goldcrest Co., Ltd.                                       101,790    1,849,434       0.1%
   Grandy House Corp.                                         24,500       86,236       0.0%
   Heiwa Real Estate Co., Ltd.                               236,600    3,366,821       0.1%
   Ichigo, Inc.                                              541,600    2,348,156       0.1%
#  Japan Property Management Center Co., Ltd.                 75,300    1,005,630       0.0%
#  Kabuki-Za Co., Ltd.                                        36,000    1,714,059       0.1%
   Keihanshin Building Co., Ltd.                             197,900    1,032,769       0.0%
   Kenedix, Inc.                                           1,201,100    5,050,045       0.2%
#  Land Business Co., Ltd.                                    59,500      152,539       0.0%
   Leopalace21 Corp.                                       1,960,700   12,748,059       0.4%
   Mugen Estate Co., Ltd.                                     66,300      481,773       0.0%
   Nisshin Fudosan Co.                                       186,100      705,824       0.0%
   Open House Co., Ltd.                                      164,300    3,470,605       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Real Estate -- (Continued)
*  Properst Co., Ltd.                                          26,600 $       59,394        0.0%
#  Raysum Co., Ltd.                                            78,500        513,137        0.0%
#  SAMTY Co., Ltd.                                             76,900        799,788        0.0%
   Sankyo Frontier Co., Ltd.                                   10,000         88,334        0.0%
#  Shinoken Group Co., Ltd.                                    76,100      1,377,679        0.1%
   Star Mica Co., Ltd.                                         28,200        475,167        0.0%
*  Striders Corp.                                             103,000         77,511        0.0%
   Sumitomo Real Estate Sales Co., Ltd.                       106,460      2,406,183        0.1%
   Sun Frontier Fudousan Co., Ltd.                            163,300      1,556,685        0.1%
#  Takara Leben Co., Ltd.                                     552,800      3,749,838        0.1%
#  TOC Co., Ltd.                                              342,950      3,098,690        0.1%
#  Tokyo Rakutenchi Co., Ltd.                                 207,000        992,760        0.0%
#  Tokyo Theatres Co., Inc.                                   468,000        539,730        0.0%
   Tosei Corp.                                                201,700      1,509,767        0.1%
#  Unizo Holdings Co., Ltd.                                    92,900      2,589,726        0.1%
   Urbanet Corp. Co., Ltd.                                     11,300         37,212        0.0%
                                                                      --------------      -----
Total Real Estate                                                         63,036,836        2.0%
                                                                      --------------      -----
Telecommunication Services -- (0.1%)
*  Broadmedia Corp.                                           257,200        237,144        0.0%
#  Freebit Co., Ltd.                                           13,000        110,367        0.0%
#  Okinawa Cellular Telephone Co.                              43,600      1,362,992        0.1%
#  WirelessGate, Inc.                                          38,700        664,483        0.0%
                                                                      --------------      -----
Total Telecommunication Services                                           2,374,986        0.1%
                                                                      --------------      -----
Utilities -- (0.7%)
   eRex Co., Ltd.                                              11,400        357,368        0.0%
   Hiroshima Gas Co., Ltd.                                     86,600        298,136        0.0%
   Hokkaido Electric Power Co., Inc.                        1,082,100      8,229,493        0.3%
#  Hokkaido Gas Co., Ltd.                                     281,000        717,937        0.0%
   Hokuriku Gas Co., Ltd.                                       9,900        248,076        0.0%
   K&O Energy Group, Inc.                                      79,000      1,134,514        0.0%
#  Okinawa Electric Power Co., Inc. (The)                     214,834      4,976,733        0.2%
   Saibu Gas Co., Ltd.                                      1,838,000      4,307,323        0.1%
   Shizuoka Gas Co., Ltd.                                     315,100      2,472,720        0.1%
   Toell Co., Ltd.                                             11,100         97,614        0.0%
   West Holdings Corp.                                         96,800        768,441        0.0%
                                                                      --------------      -----
Total Utilities                                                           23,608,355        0.7%
                                                                      --------------      -----
TOTAL COMMON STOCKS                                                    3,107,990,602       99.2%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            3,107,990,602
                                                                      --------------

                                                                         VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@ DFA Short Term Investment Fund                        24,279,430    280,961,564        9.0%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,964,543,542)                   $3,388,952,166      108.2%
                                                                      ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary                                  $  796,842 $  603,016,800   --    $  603,813,642
   Consumer Staples                                                --    262,740,154   --       262,740,154
   Energy                                                          --     32,552,672   --        32,552,672
   Financials                                               4,973,609    288,567,939   --       293,541,548
   Health Care                                                     --    138,116,924   --       138,116,924
   Industrials                                                     --    887,653,836   --       887,653,836
   Information Technology                                          --    406,496,684   --       406,496,684
   Materials                                                       --    394,054,965   --       394,054,965
   Real Estate                                                     --     63,036,836   --        63,036,836
   Telecommunication Services                                      --      2,374,986   --         2,374,986
   Utilities                                                       --     23,608,355   --        23,608,355
Securities Lending Collateral                                      --    280,961,564   --       280,961,564
                                                           ---------- --------------   --    --------------
TOTAL                                                      $5,770,451 $3,383,181,715   --    $3,388,952,166
                                                           ========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
COMMON STOCKS -- (85.5%)
AUSTRALIA -- (44.3%)
*  AAT Corp., Ltd.                                                 99 $        --       0.0%
#* Acrux, Ltd.                                                660,428     170,903       0.0%
   Adacel Technologies, Ltd.                                   15,787      32,569       0.0%
   Adelaide Brighton, Ltd.                                  3,668,074  14,902,982       1.0%
*  AED Oil, Ltd.                                              363,401          --       0.0%
#  Ainsworth Game Technology, Ltd.                            801,969   1,087,761       0.1%
*  Alkane Resources, Ltd.                                   1,463,658     611,890       0.0%
   ALS, Ltd.                                                1,315,878   6,217,566       0.4%
#  Altium, Ltd.                                               222,654   1,325,462       0.1%
*  Altona Mining, Ltd.                                      1,108,169     104,943       0.0%
#  Alumina, Ltd.                                            9,800,265  11,778,711       0.8%
#  AMA Group, Ltd.                                            178,973     141,568       0.0%
   Amaysim Australia, Ltd.                                     49,833      81,710       0.0%
   Ansell, Ltd.                                               563,728   9,287,434       0.6%
*  Antares Energy, Ltd.                                       199,346       5,004       0.0%
   AP Eagers, Ltd.                                            234,655   1,748,541       0.1%
*  APN News & Media, Ltd.                                   1,801,612   3,664,359       0.2%
#  APN Outdoor Group, Ltd.                                    279,468   1,007,856       0.1%
   APN Property Group Ltd.                                     26,661       8,720       0.0%
   Appen, Ltd.                                                  8,183      18,700       0.0%
#  ARB Corp., Ltd.                                            478,040   6,191,170       0.4%
   Ardent Leisure Group                                       515,447     789,299       0.1%
#* Arrium, Ltd.                                            17,951,296          96       0.0%
#  Asaleo Care, Ltd.                                          654,096     724,723       0.1%
*  ASG Group, Ltd.                                            987,461   1,199,189       0.1%
*  Atlas Iron, Ltd.                                         2,098,007      20,790       0.0%
   AUB Group, Ltd.                                            261,159   1,967,765       0.1%
*  Ausdrill, Ltd.                                           1,723,145   1,730,561       0.1%
#  Austal, Ltd.                                             1,169,983   1,363,878       0.1%
#* Australian Agricultural Co., Ltd.                        2,459,529   3,259,542       0.2%
   Australian Pharmaceutical Industries, Ltd.               2,403,274   3,464,262       0.2%
   Australian Vintage, Ltd.                                 3,979,004   1,467,088       0.1%
#  Auswide Bank, Ltd.                                          94,385     378,674       0.0%
   Automotive Holdings Group, Ltd.                          1,700,314   5,226,331       0.3%
*  Avanco Resources, Ltd.                                   2,444,368     103,860       0.0%
   Aveo Group                                                 829,088   2,023,322       0.1%
   AVJennings, Ltd.                                         7,051,385   3,053,439       0.2%
*  AWE, Ltd.                                                3,530,096   1,445,689       0.1%
   Bank of Queensland, Ltd.                                   889,655   7,059,496       0.5%
   Bapcor, Ltd.                                               595,218   2,320,731       0.2%
   Beach Energy, Ltd.                                      13,573,519   7,388,300       0.5%
#* Beadell Resources, Ltd.                                  5,672,449   2,018,149       0.1%
#  Bega Cheese, Ltd.                                          540,445   2,024,049       0.1%
#  Bellamy's Australia, Ltd.                                  270,885   2,339,187       0.2%
#  Bendigo & Adelaide Bank, Ltd.                            1,000,124   8,445,910       0.5%
   BigAir Group, Ltd.                                          23,037      18,035       0.0%
#* Billabong International, Ltd.                              756,968     694,596       0.0%
#  Blackmores, Ltd.                                            81,784   6,954,314       0.5%
#  Blue Sky Alternative Investments, Ltd.                      30,533     168,789       0.0%
   BlueScope Steel, Ltd.                                    2,354,984  13,971,247       0.9%
*  Boart Longyear, Ltd.                                     2,658,836     282,823       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
AUSTRALIA -- (Continued)
*  Boom Logistics, Ltd.                                       166,262 $    14,520       0.0%
   Boral, Ltd.                                              2,174,013  10,386,960       0.7%
#* Bradken, Ltd.                                            1,242,062   3,036,382       0.2%
#  Breville Group, Ltd.                                       786,318   5,529,725       0.4%
   Brickworks, Ltd.                                           228,958   2,346,349       0.2%
#  BT Investment Management, Ltd.                             602,567   4,223,745       0.3%
#* Buccaneer Energy, Ltd.                                   3,283,586          --       0.0%
#* Buru Energy, Ltd.                                          316,943      49,197       0.0%
#  Cabcharge Australia, Ltd.                                  863,423   2,360,251       0.2%
   Capilano Honey, Ltd.                                         4,776      66,017       0.0%
   Capitol Health, Ltd.                                       164,543      15,625       0.0%
*  Capral, Ltd.                                                58,499       7,567       0.0%
#  Cardno, Ltd.                                             1,615,947   1,134,845       0.1%
*  Carnarvon Petroleum, Ltd.                                5,095,141     464,802       0.0%
*  Carnegie Wave Energy, Ltd.                                 563,165      17,642       0.0%
   carsales.com, Ltd.                                       1,702,940  13,782,286       0.9%
#  Cash Converters International, Ltd.                      2,406,480     585,751       0.0%
*  CDS Technologies, Ltd.                                      13,276          --       0.0%
   Cedar Woods Properties, Ltd.                               323,002   1,103,216       0.1%
   Challenger, Ltd.                                            89,734     732,545       0.1%
   Cleanaway Waste Management, Ltd.                        10,357,050   9,119,140       0.6%
#* Clinuvel Pharmaceuticals, Ltd.                              44,995     288,855       0.0%
   Codan, Ltd.                                                415,622     480,938       0.0%
#  Collection House, Ltd.                                   2,175,227   2,204,679       0.1%
   Collins Foods, Ltd.                                        313,954   1,147,073       0.1%
*  Cooper Energy, Ltd.                                        719,967     180,035       0.0%
#  Corporate Travel Management, Ltd.                          238,654   3,440,458       0.2%
   Costa Group Holdings, Ltd.                                  31,733      68,639       0.0%
#  Cover-More Group, Ltd.                                     353,468     382,280       0.0%
#  Credit Corp. Group, Ltd.                                   142,889   1,922,816       0.1%
#  CSG, Ltd.                                                1,003,475     976,471       0.1%
   CSR, Ltd.                                                3,350,138   9,302,355       0.6%
#* CuDeco, Ltd.                                               387,893     126,880       0.0%
   Data#3, Ltd.                                               568,121     682,426       0.0%
#  Decmil Group, Ltd.                                         867,988     729,319       0.1%
*  Devine, Ltd.                                               224,413      76,672       0.0%
   Dicker Data, Ltd.                                           12,339      20,929       0.0%
#  Domino's Pizza Enterprises, Ltd.                            31,520   1,535,526       0.1%
   Donaco International, Ltd.                                  28,566       9,445       0.0%
#  Downer EDI, Ltd.                                         2,910,872  12,865,733       0.8%
#* DSHE Holdings, Ltd.                                         91,564          --       0.0%
   DuluxGroup, Ltd.                                         3,101,823  15,169,738       1.0%
   DWS, Ltd.                                                  395,621     369,947       0.0%
   Eclipx Group, Ltd.                                         110,873     324,264       0.0%
#* Elders, Ltd.                                               445,211   1,313,278       0.1%
*  Emeco Holdings, Ltd.                                     1,417,146      74,967       0.0%
#* Energy Resources of Australia, Ltd.                      1,156,799     300,038       0.0%
#* Energy World Corp., Ltd.                                 4,185,404     698,744       0.0%
*  Enero Group, Ltd.                                           12,387      10,877       0.0%
#  EQT Holdings, Ltd.                                          22,542     304,354       0.0%
#  ERM Power, Ltd.                                            783,474     669,794       0.0%
#  Estia Health, Ltd.                                         151,160     307,963       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
AUSTRALIA -- (Continued)
   Euroz, Ltd.                                                101,762 $    79,229       0.0%
   Event Hospitality and Entertainment, Ltd.                  490,531   5,217,970       0.3%
   Evolution Mining, Ltd.                                   4,976,497   8,775,916       0.6%
   Fairfax Media, Ltd.                                     15,303,894   9,586,076       0.6%
   Fantastic Holdings, Ltd.                                   326,291     856,726       0.1%
*  FAR, Ltd.                                                1,273,819      70,372       0.0%
   Finbar Group, Ltd.                                         154,390     101,995       0.0%
#* Fleetwood Corp., Ltd.                                      394,575     600,723       0.0%
#  FlexiGroup, Ltd.                                           990,564   1,691,583       0.1%
#  Flight Centre Travel Group, Ltd.                           160,356   4,120,087       0.3%
#  G8 Education, Ltd.                                       1,328,509   3,187,209       0.2%
   Gateway Lifestyle                                           73,155     128,685       0.0%
   Gazal Corp., Ltd.                                           22,520      39,407       0.0%
#  GBST Holdings, Ltd.                                         27,274      79,069       0.0%
#  Genworth Mortgage Insurance Australia, Ltd.                200,049     465,002       0.0%
   Global Construction Services, Ltd.                           4,832       1,800       0.0%
   GrainCorp, Ltd. Class A                                  1,251,687   7,981,659       0.5%
   Grange Resources, Ltd.                                   1,724,297     150,269       0.0%
#  Greencross, Ltd.                                           165,592     877,609       0.1%
#  GUD Holdings, Ltd.                                         873,341   6,299,557       0.4%
   GWA Group, Ltd.                                          1,958,668   4,245,629       0.3%
   Hansen Technologies, Ltd.                                  172,165     538,011       0.0%
   Harvey Norman Holdings, Ltd.                               345,901   1,324,649       0.1%
   Healthscope, Ltd.                                        1,336,318   2,241,649       0.1%
   HFA Holdings, Ltd.                                         310,766     540,510       0.0%
*  Hills, Ltd.                                              1,277,876     620,794       0.0%
*  Horizon Oil, Ltd.                                        6,180,869     177,789       0.0%
*  IDM International, Ltd.                                     23,969          --       0.0%
   Iluka Resources, Ltd.                                    1,303,029   5,712,629       0.4%
#* Imdex, Ltd.                                              1,586,552     724,763       0.1%
#  IMF Bentham, Ltd.                                          762,337   1,063,325       0.1%
#  Independence Group NL                                    2,023,025   6,587,374       0.4%
#* Infigen Energy                                           2,288,359   1,748,269       0.1%
   Infomedia, Ltd.                                          2,051,811   1,184,847       0.1%
   Integrated Research, Ltd.                                  333,274     584,890       0.0%
#  InvoCare, Ltd.                                             905,619   8,985,727       0.6%
#  IOOF Holdings, Ltd.                                      1,900,338  11,830,056       0.8%
#  IRESS, Ltd.                                              1,123,183   9,672,022       0.6%
#  iSelect, Ltd.                                              120,341     166,520       0.0%
   iSentia Group, Ltd.                                        251,335     671,636       0.0%
#  Japara Healthcare, Ltd.                                    138,635     197,949       0.0%
   JB Hi-Fi, Ltd.                                             962,791  20,754,808       1.3%
*  Jupiter Mines, Ltd.                                        405,443      11,350       0.0%
   K&S Corp., Ltd.                                            265,983     287,557       0.0%
#* Karoon Gas Australia, Ltd.                                 738,066   1,282,328       0.1%
#* Kingsgate Consolidated, Ltd.                             1,717,937     265,588       0.0%
*  Kingsrose Mining, Ltd.                                     937,248      96,488       0.0%
*  Lednium, Ltd.                                              195,019          --       0.0%
#* Lynas Corp., Ltd.                                        3,390,978     144,045       0.0%
   MACA, Ltd.                                                 700,787     938,400       0.1%
*  Macmahon Holdings, Ltd.                                  6,881,875     484,953       0.0%
   Macquarie Atlas Roads Group                                565,764   2,026,746       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
AUSTRALIA -- (Continued)
   Magellan Financial Group, Ltd.                            493,135 $ 7,963,587       0.5%
#  Mantra Group, Ltd.                                        664,270   1,658,540       0.1%
   MaxiTRANS Industries, Ltd.                                915,613     441,834       0.0%
*  Mayne Pharma Group, Ltd.                                6,419,629   7,988,937       0.5%
   McMillan Shakespeare, Ltd.                                427,034   3,508,126       0.2%
   McPherson's, Ltd.                                         558,677     449,639       0.0%
*  Medusa Mining, Ltd.                                     1,263,898     617,122       0.0%
   Melbourne IT, Ltd.                                        441,811     655,459       0.0%
#* Mesoblast, Ltd.                                           143,272     133,237       0.0%
#* Metals X, Ltd.                                          1,642,001   1,728,445       0.1%
#* Metcash, Ltd.                                           5,144,197   7,763,440       0.5%
#  Michael Hill International, Ltd.                        1,490,263   1,796,117       0.1%
*  Millennium Minerals, Ltd.                                  45,061      10,147       0.0%
*  Mincor Resources NL                                     1,067,643     263,986       0.0%
   Mineral Resources, Ltd.                                 1,168,088  10,276,124       0.7%
#  MMA Offshore, Ltd.                                      2,189,075     507,294       0.0%
#  Monadelphous Group, Ltd.                                  792,858   5,602,891       0.4%
   Monash IVF Group, Ltd.                                     94,850     152,088       0.0%
   Money3 Corp., Ltd.                                         29,801      40,006       0.0%
*  Morning Star Gold NL                                      332,749         127       0.0%
   Mortgage Choice, Ltd.                                     680,426   1,158,310       0.1%
*  Mount Gibson Iron, Ltd.                                 4,617,886   1,146,951       0.1%
#  Myer Holdings, Ltd.                                     5,669,367   5,053,175       0.3%
   MyState, Ltd.                                             187,162     566,300       0.0%
   Navitas, Ltd.                                           1,459,890   5,805,439       0.4%
#* Nearmap, Ltd.                                             597,080     362,451       0.0%
*  NetComm Wireless, Ltd.                                     36,441      62,734       0.0%
   New Hope Corp., Ltd.                                      212,522     303,349       0.0%
*  NEXTDC, Ltd.                                               42,329     118,270       0.0%
#  nib holdings, Ltd.                                      2,713,689   9,937,859       0.6%
#  Nick Scali, Ltd.                                          168,860     743,924       0.1%
#  Nine Entertainment Co. Holdings, Ltd.                     404,429     263,818       0.0%
#  Northern Star Resources, Ltd.                           4,806,957  15,547,800       1.0%
#* NRW Holdings, Ltd.                                      2,147,851     872,916       0.1%
   Nufarm, Ltd.                                            1,280,776   8,597,852       0.6%
#  OFX Group, Ltd.                                           557,214     655,935       0.0%
   oOh!media, Ltd.                                            41,950     136,246       0.0%
#* Orocobre, Ltd.                                            389,899   1,135,470       0.1%
   Orora, Ltd.                                             3,956,731   8,718,958       0.6%
#  OrotonGroup, Ltd.                                         131,885     240,707       0.0%
   OZ Minerals, Ltd.                                       2,198,276  11,231,748       0.7%
#  Pacific Current Group, Ltd.                                30,242      85,075       0.0%
   Pact Group Holdings, Ltd.                                 252,760   1,259,993       0.1%
#* Paladin Energy, Ltd.                                    9,564,569   1,016,927       0.1%
*  Panoramic Resources, Ltd.                               1,781,726     313,189       0.0%
#  Peet, Ltd.                                              1,645,757   1,188,516       0.1%
*  Peninsula Energy, Ltd.                                    209,095      93,559       0.0%
#  Perpetual, Ltd.                                           356,426  12,238,862       0.8%
#* Perseus Mining, Ltd.                                    3,800,711   1,786,565       0.1%
#  Platinum Asset Management, Ltd.                           341,012   1,291,488       0.1%
*  Pluton Resources, Ltd.                                     20,710          --       0.0%
   PMP, Ltd.                                               2,327,074   1,523,279       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
AUSTRALIA -- (Continued)
   Premier Investments, Ltd.                                  594,567 $ 6,398,480       0.4%
*  Prima Biomed, Ltd.                                       1,409,121      38,542       0.0%
   Primary Health Care, Ltd.                                3,292,878   9,598,026       0.6%
   Prime Media Group, Ltd.                                  2,031,951     432,409       0.0%
   Pro Medicus, Ltd.                                            3,343      12,629       0.0%
#  Programmed Maintenance Services, Ltd.                    1,671,122   1,821,321       0.1%
#  Qube Holdings, Ltd.                                      2,674,107   4,526,972       0.3%
*  Ramelius Resources, Ltd.                                 2,088,879     776,714       0.1%
#  RCG Corp., Ltd.                                            379,599     419,541       0.0%
   RCR Tomlinson, Ltd.                                      1,055,209   2,134,865       0.1%
   Reckon, Ltd.                                               363,914     437,023       0.0%
*  Red 5, Ltd.                                                  9,022         795       0.0%
   Reece, Ltd.                                                231,441   7,735,134       0.5%
#  Regis Healthcare, Ltd.                                     304,237     909,723       0.1%
   Regis Resources, Ltd.                                    2,618,798   6,604,471       0.4%
   Reject Shop, Ltd. (The)                                    265,486   1,506,849       0.1%
#  Resolute Mining, Ltd.                                    4,897,793   5,785,513       0.4%
#  Retail Food Group, Ltd.                                  1,099,481   5,655,928       0.4%
   Ridley Corp., Ltd.                                       1,365,765   1,293,120       0.1%
*  RiverCity Motorway Group                                 1,563,354          --       0.0%
*  RungePincockMinarco, Ltd.                                   30,702      11,692       0.0%
   Ruralco Holdings, Ltd.                                     115,893     278,456       0.0%
   SAI Global, Ltd.                                         1,578,339   5,612,431       0.4%
*  Salmat, Ltd.(6571511)                                      645,788     228,825       0.0%
*  Salmat, Ltd.(BDQZDF5)                                      137,402       3,658       0.0%
   Sandfire Resources NL                                      623,462   2,459,285       0.2%
*  Saracen Mineral Holdings, Ltd.                           6,350,203   5,486,985       0.4%
#  SeaLink Travel Group, Ltd.                                  30,221      98,068       0.0%
#  Select Harvests, Ltd.                                      532,021   2,472,574       0.2%
*  Senetas Corp., Ltd.                                        131,335      11,969       0.0%
#* Senex Energy, Ltd.                                       6,438,932   1,233,316       0.1%
   Servcorp, Ltd.                                             319,070   1,924,858       0.1%
   Service Stream, Ltd.                                     1,778,827   1,471,989       0.1%
#  Seven Group Holdings, Ltd.                                 559,015   3,853,039       0.3%
   Seven West Media, Ltd.                                   7,785,820   4,012,024       0.3%
   SG Fleet Group, Ltd.                                        60,289     164,663       0.0%
   Shine Corporate, Ltd.                                       15,573      14,803       0.0%
   Sigma Pharmaceuticals, Ltd.                              7,584,855   7,654,577       0.5%
#* Silex Systems, Ltd.                                        511,695     132,244       0.0%
#  Silver Chef, Ltd.                                          104,797     845,349       0.1%
*  Silver Lake Resources, Ltd.                              2,979,460   1,460,426       0.1%
#  Sims Metal Management, Ltd.                              1,382,214  10,514,951       0.7%
   Sirtex Medical, Ltd.                                       413,240   8,746,855       0.6%
#  Slater & Gordon, Ltd.                                    2,016,208     557,560       0.0%
   SmartGroup Corp., Ltd.                                      30,161     136,937       0.0%
#  SMS Management & Technology, Ltd.                          575,318     666,625       0.0%
   Southern Cross Media Group, Ltd.                         3,965,374   4,328,839       0.3%
   Spark Infrastructure Group                              11,913,246  20,084,154       1.3%
*  Specialty Fashion Group, Ltd.                              786,397     313,702       0.0%
   SpeedCast International, Ltd.                               47,531     144,201       0.0%
   Spotless Group Holdings, Ltd.                            2,865,962   2,174,113       0.1%
#* St Barbara, Ltd.                                         3,864,261   7,887,007       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
AUSTRALIA -- (Continued)
   Star Entertainment Grp, Ltd. (The)                       4,207,608 $ 15,921,346       1.0%
   Steadfast Group, Ltd.                                    1,734,291    2,816,102       0.2%
*  Strike Energy, Ltd.                                      1,471,668      106,558       0.0%
#* Sundance Energy Australia, Ltd.                          5,557,953      731,492       0.1%
   Sunland Group, Ltd.                                        729,757      841,237       0.1%
#  Super Retail Group, Ltd.                                 1,280,749    9,521,373       0.6%
*  Syrah Resources, Ltd.                                      103,722      283,588       0.0%
#  Tabcorp Holdings, Ltd.                                   3,586,818   13,177,917       0.9%
   Tassal Group, Ltd.                                         918,653    2,685,812       0.2%
#  Technology One, Ltd.                                     1,645,166    7,025,779       0.5%
#* Ten Network Holdings, Ltd.                               1,309,458    1,028,773       0.1%
#  TFS Corp., Ltd.                                          2,029,504    2,160,559       0.1%
   Thorn Group, Ltd.                                          617,981      809,794       0.1%
*  Tiger Resources, Ltd.                                    9,447,997      143,684       0.0%
*  Toro Energy, Ltd.                                           70,156        2,133       0.0%
   Tox Free Solutions, Ltd.                                 1,156,521    2,065,678       0.1%
   Treasury Wine Estates, Ltd.                                665,588    5,426,117       0.4%
*  Tribune Resources, Ltd.                                      3,093       15,048       0.0%
#* Troy Resources, Ltd.                                     2,230,415      606,197       0.0%
#* UGL, Ltd.                                                1,185,950    2,895,098       0.2%
#  Villa World, Ltd.                                          267,543      463,638       0.0%
#  Village Roadshow, Ltd.                                     831,506    3,214,775       0.2%
*  Virgin Australia Holdings, Ltd.()                        7,648,897           --       0.0%
*  Virgin Australia Holdings, Ltd.(B43DQC7)                11,885,050    2,121,966       0.1%
   Virtus Health, Ltd.                                        194,550    1,029,578       0.1%
   Vita Group, Ltd.                                           100,413      312,065       0.0%
#  Vocus Communications, Ltd.                               4,260,609   18,472,126       1.2%
#* Watpac, Ltd.                                               760,701      516,810       0.0%
#  Webjet, Ltd.                                               594,951    4,942,328       0.3%
   Webster, Ltd.                                               23,507       21,799       0.0%
#* Western Areas, Ltd.                                      1,821,505    3,416,443       0.2%
#* Whitehaven Coal, Ltd.                                    4,143,411    9,528,724       0.6%
#* WorleyParsons, Ltd.                                        550,059    3,515,410       0.2%
   WPP AUNZ, Ltd.                                           2,447,007    1,514,736       0.1%
                                                                      ------------      ----
TOTAL AUSTRALIA                                                        800,100,009      51.4%
                                                                      ------------      ----
CHINA -- (0.2%)
*  China Ludao Technology Co., Ltd.                           464,000      110,071       0.0%
   Chu Kong Shipping Enterprise Group Co., Ltd.                92,000       25,333       0.0%
   Hua Hong Semiconductor, Ltd.                                63,000       74,438       0.0%
   K Wah International Holdings, Ltd.                       5,102,632    2,758,757       0.2%
*  Lifestyle China Group, Ltd.                              1,649,000      463,196       0.0%
   SITC International Holdings Co., Ltd.                      187,000      110,580       0.0%
*  United Photovoltaics Group, Ltd.                           264,000       23,069       0.0%
                                                                      ------------      ----
TOTAL CHINA                                                              3,565,444       0.2%
                                                                      ------------      ----
HONG KONG -- (23.1%)
*  13 Holdings, Ltd. (The)                                     54,500       16,043       0.0%
*  650369903                                                  214,000       49,668       0.0%
   Aeon Credit Service Asia Co., Ltd.                         564,000      411,770       0.0%
   Aeon Stores Hong Kong Co., Ltd.                            248,000      226,266       0.0%
   Agritrade Resources, Ltd.                                3,065,000      493,214       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
HONG KONG -- (Continued)
   Alco Holdings, Ltd.                                      1,614,000 $  624,969       0.1%
   Allan International Holdings                                32,000      7,712       0.0%
   Allied Group, Ltd.                                         663,200  3,540,654       0.2%
   Allied Properties HK, Ltd.                              11,945,857  2,525,699       0.2%
*  Anxian Yuan China Holdings, Ltd.                         3,100,000     39,938       0.0%
*  Apac Resources, Ltd.                                    31,747,350    439,667       0.0%
*  Applied Development Holdings, Ltd.                       4,795,000    456,530       0.0%
   APT Satellite Holdings, Ltd.                             2,977,500  1,957,078       0.1%
   Arts Optical International Hldgs, Ltd.                     730,000    288,069       0.0%
   Asia Financial Holdings, Ltd.                            2,404,908  1,378,966       0.1%
*  Asia Satellite Telecommunications Holdings, Ltd.           934,500  1,265,598       0.1%
   Asia Standard Hotel Group, Ltd.                         11,437,218    757,708       0.1%
   Asia Standard International Group, Ltd.                 13,316,917  2,809,535       0.2%
   ASM Pacific Technology, Ltd.                               400,200  3,855,760       0.3%
   Associated International Hotels, Ltd.                      952,000  2,780,384       0.2%
*  Auto Italia Holdings                                     1,900,000     31,623       0.0%
*  BeijingWest Industries International, Ltd.               4,196,000    120,281       0.0%
*  Bel Global Resources Holdings, Ltd.                      2,576,000         --       0.0%
   BEP International Holdings, Ltd.                        19,310,000  1,267,323       0.1%
*  Bestway International Holdings, Ltd.                       615,000     80,091       0.0%
   Bonjour Holdings, Ltd.                                  13,988,600    602,492       0.0%
   Bossini International Holdings, Ltd.                     3,699,500    224,031       0.0%
   Bright Smart Securities & Commodities Group, Ltd.        5,126,000  2,172,341       0.1%
#  Brightoil Petroleum Holdings, Ltd.                       5,393,000  1,550,394       0.1%
#* Brockman Mining, Ltd.                                   22,810,814    301,987       0.0%
*  Burwill Holdings, Ltd.                                  30,384,960    873,889       0.1%
   Cafe de Coral Holdings, Ltd.                             2,330,000  8,226,629       0.5%
*  Cash Financial Services Group, Ltd.                      3,438,000    212,046       0.0%
*  CCT Land Holdings, Ltd.                                    480,000        803       0.0%
   Century City International Holdings, Ltd.                6,235,460    417,683       0.0%
*  CGN Mining Co., Ltd.                                       825,000     71,013       0.0%
*  Champion Technology Holdings, Ltd.                      16,563,089    355,563       0.0%
   Chen Hsong Holdings                                      1,212,000    293,853       0.0%
   Cheuk Nang Holdings, Ltd.                                  631,045    471,063       0.0%
#  Chevalier International Holdings, Ltd.                     820,989  1,298,892       0.1%
*  China Billion Resources, Ltd.                            2,438,000     12,558       0.0%
*  China Chuanglian Education Group, Ltd.                   4,664,000    103,729       0.0%
*  China Digicontent Co., Ltd.                              2,710,000         --       0.0%
#* China Energy Development Holdings, Ltd.                 52,140,000    646,557       0.1%
*  China Environmental Energy Investment, Ltd.                196,000     14,405       0.0%
*  China Ever Grand Financial Leasing Group Co., Ltd.         810,000     10,736       0.0%
   China Flavors & Fragrances Co., Ltd.                       517,028    184,245       0.0%
*  China Healthcare Enterprise Group, Ltd.                  7,756,000    133,856       0.0%
   China LNG Group, Ltd.                                    3,720,000    108,644       0.0%
*  China Medical & Healthcare Group, Ltd.                  42,916,800  2,455,807       0.2%
   China Metal International Holdings, Inc.                 2,670,000    932,237       0.1%
#  China Motor Bus Co., Ltd.                                   50,600    560,423       0.0%
*  China National Culture Group, Ltd.                       7,410,000     42,906       0.0%
#* China Smarter Energy Group Holdings, Ltd.                2,174,000    243,638       0.0%
*  China Solar Energy Holdings, Ltd.                        1,669,500      7,265       0.0%
*  China Star Entertainment, Ltd.                           1,850,000    140,277       0.0%
#* China Strategic Holdings, Ltd.                          48,071,250  1,138,480       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
HONG KONG -- (Continued)
   China Ting Group Holdings, Ltd.                          2,565,151 $   138,830       0.0%
*  China Wah Yan Healthcare, Ltd.                          11,685,000      96,381       0.0%
   Chinese Estates Holdings, Ltd.                              35,500      64,240       0.0%
   Chinney Investments, Ltd.                                1,144,000     262,711       0.0%
   Chong Hing Bank, Ltd.                                       68,000     133,625       0.0%
#  Chow Sang Sang Holdings International, Ltd.              2,306,000   4,071,349       0.3%
   Chuang's China Investments, Ltd.                         6,971,407     475,993       0.0%
   Chuang's Consortium International, Ltd.                  6,883,043   1,503,800       0.1%
*  Chun Sing Engineering Holdings, Ltd.                        60,000      12,440       0.0%
   CITIC Telecom International Holdings, Ltd.              11,836,125   4,037,552       0.3%
#  CK Life Sciences International Holdings, Inc.           22,270,000   1,948,887       0.1%
   CNQC International Holdings, Ltd.                        2,300,000     888,725       0.1%
   CNT Group, Ltd.                                          8,201,264     770,555       0.1%
*  Common Splendor International Health Industry Group,
   Ltd.                                                     7,210,000     621,324       0.0%
*  Continental Holdings, Ltd.                                 450,000       8,500       0.0%
#  Convenience Retail Asia, Ltd.                              142,000      75,783       0.0%
*  Convoy Financial Holdings, Ltd.                         45,144,000   1,393,427       0.1%
#* Cowell e Holdings, Inc.                                  1,529,000     469,951       0.0%
*  CP Lotus Corp.                                          11,880,000     191,258       0.0%
*  Crocodile Garments                                       1,263,000     141,490       0.0%
#  Cross-Harbour Holdings, Ltd. (The)                         679,520     945,792       0.1%
   CSI Properties, Ltd.                                    37,036,383   1,332,346       0.1%
#  CW Group Holdings, Ltd.                                  2,624,000     539,842       0.0%
   Dah Sing Banking Group, Ltd.                             3,751,916   6,775,868       0.4%
   Dah Sing Financial Holdings, Ltd.                        1,408,144   9,551,504       0.6%
   Dan Form Holdings Co., Ltd.                              4,377,260   1,529,212       0.1%
   Dickson Concepts International, Ltd.                     1,252,000     453,709       0.0%
*  Dragonite International, Ltd.                               56,000       8,288       0.0%
   Dynamic Holdings, Ltd.                                      18,000      11,375       0.0%
   Eagle Nice International Holdings, Ltd.                  1,782,000     534,387       0.0%
   EcoGreen International Group, Ltd.                       1,634,640     339,771       0.0%
*  EganaGoldpfeil Holdings, Ltd.                            4,121,757          --       0.0%
   Emperor Capital Group, Ltd.                             26,499,000   2,793,476       0.2%
   Emperor Entertainment Hotel, Ltd.                        4,405,000   1,071,982       0.1%
   Emperor International Holdings, Ltd.                     8,702,753   2,037,744       0.1%
*  Emperor Watch & Jewellery, Ltd.                         26,130,000   1,042,441       0.1%
*  Enerchina Holdings, Ltd.                                 1,674,000     114,037       0.0%
*  ENM Holdings, Ltd.                                      14,680,000     859,489       0.1%
*  EPI Holdings, Ltd.                                       1,950,001      51,171       0.0%
#* Esprit Holdings, Ltd.                                   14,507,050  11,964,200       0.8%
*  eSun Holdings, Ltd.                                      4,344,000     413,523       0.0%
*  Eternity Investment, Ltd.                                  830,000      19,130       0.0%
*  Ezcom Holdings, Ltd.                                        72,576          --       0.0%
#  Fairwood Holdings, Ltd.                                    703,600   3,264,749       0.2%
   Far East Consortium International, Ltd.                  9,110,798   3,729,347       0.2%
*  Far East Holdings International, Ltd.                      624,000      83,462       0.0%
   FIH Mobile, Ltd.                                        11,428,000   3,771,282       0.3%
   First Pacific Co., Ltd.                                  4,282,000   3,243,840       0.2%
   First Shanghai Investments, Ltd.                         4,312,000     763,662       0.1%
   Fountain SET Holdings, Ltd.                              5,388,000     707,472       0.1%
   Four Seas Mercantile Holdings, Ltd.                        610,000     313,985       0.0%
*  Freeman Financial Corp., Ltd.                            1,820,000     126,472       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES      VALUE++   OF NET ASSETS**
                                                           ----------- ----------- ---------------
HONG KONG -- (Continued)
   Future Bright Holdings, Ltd.                              3,288,000 $   373,349       0.0%
   G-Resources Group, Ltd.                                 167,529,600   2,965,204       0.2%
#* GCL New Energy Holdings, Ltd.                            19,760,000   1,168,998       0.1%
#  Get Nice Financial Group, Ltd.                              966,600     131,852       0.0%
#  Get Nice Holdings, Ltd.                                  40,426,000   1,404,833       0.1%
   Giordano International, Ltd.                             10,656,000   5,645,441       0.4%
#* Global Brands Group Holding, Ltd.                        28,346,000   3,210,630       0.2%
   Glorious Sun Enterprises, Ltd.                            4,240,000     567,685       0.0%
   Gold Peak Industries Holdings, Ltd.                       3,029,642     304,116       0.0%
   Golden Resources Development International, Ltd.          3,330,500     201,613       0.0%
#* Good Resources Holdings, Ltd.                             3,230,000     166,187       0.0%
*  Grande Holdings, Ltd. (The)                                 882,000      40,360       0.0%
   Great Eagle Holdings, Ltd.                                  449,467   1,993,800       0.1%
   Guangnan Holdings, Ltd.                                   2,363,600     273,913       0.0%
   Guoco Group, Ltd.                                             2,000      22,453       0.0%
#  Guotai Junan International Holdings, Ltd.                22,013,797   8,406,293       0.6%
#  Haitong International Securities Group, Ltd.              9,802,191   6,271,317       0.4%
   Hanison Construction Holdings, Ltd.                       2,103,649     371,044       0.0%
*  Hanny Holdings, Ltd.                                        185,000      10,376       0.0%
*  Hao Tian Development Group, Ltd.                         16,639,200     824,980       0.1%
   Harbour Centre Development, Ltd.                            935,500   1,693,908       0.1%
   High Fashion International, Ltd.                            268,000      73,095       0.0%
   HKBN, Ltd.                                                1,623,000   1,915,894       0.1%
*  HKR International, Ltd.                                   5,927,136   2,848,322       0.2%
   Hon Kwok Land Investment Co., Ltd.                          314,800     122,092       0.0%
   Hong Kong Aircraft Engineering Co., Ltd.                    108,000     769,412       0.1%
*  Hong Kong Building & Loan Agency, Ltd. (The)                200,000       7,207       0.0%
   Hong Kong Ferry Holdings Co., Ltd.                          855,300   1,004,601       0.1%
   Hong Kong Shanghai Alliance Holdings, Ltd.                1,248,002     135,221       0.0%
*  Hong Kong Television Network, Ltd.                        2,559,751     461,555       0.0%
*  HongDa Financial Holding, Ltd.                            1,290,000      63,202       0.0%
#  Hongkong & Shanghai Hotels, Ltd. (The)                    1,501,112   1,696,401       0.1%
   Hongkong Chinese, Ltd.                                    5,038,000     922,045       0.1%
   Hop Hing Group Holdings, Ltd.                             1,812,000      27,770       0.0%
   Hopewell Holdings, Ltd.                                   3,184,000  11,148,424       0.7%
#* Hsin Chong Group Holding, Ltd.                           10,517,658     466,674       0.0%
   Hung Hing Printing Group, Ltd.                            2,628,000     328,582       0.0%
   Hutchison Telecommunications Hong Kong Holdings, Ltd.    11,810,000   3,803,520       0.3%
*  I-CABLE Communications, Ltd.                              4,324,000     461,685       0.0%
#  IGG, Inc.                                                 4,920,000   3,586,309       0.2%
#* Imagi International Holdings, Ltd.                       17,138,400     485,730       0.0%
*  International Standard Resources Holdings, Ltd.          30,641,500     505,104       0.0%
*  iOne Holdings, Ltd.                                      11,400,000     293,207       0.0%
   IPE Group, Ltd.                                           3,345,000     728,245       0.1%
*  IRC, Ltd.                                                10,590,266     243,680       0.0%
   IT, Ltd.                                                  4,144,532   1,525,950       0.1%
   ITC Corp., Ltd.                                           1,095,150      91,754       0.0%
   ITC Properties Group, Ltd.                                4,859,749   1,813,356       0.1%
*  Jinhui Holdings Co., Ltd.                                   102,000      11,848       0.0%
   Johnson Electric Holdings, Ltd.                           2,112,750   5,106,592       0.3%
   Kader Holdings Co., Ltd.                                     92,000       8,529       0.0%
   Kam Hing International Holdings, Ltd.                     1,830,000     122,710       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
HONG KONG -- (Continued)
*  Kantone Holdings, Ltd.                                      919,364 $   99,698       0.0%
   Karrie International Holdings, Ltd.                         138,000     12,247       0.0%
   Keck Seng Investments                                       878,600    655,580       0.1%
   Kerry Logistics Network, Ltd.                             1,825,500  2,423,219       0.2%
*  King Pacific International Holdings, Ltd.                 1,404,200         --       0.0%
   Kingmaker Footwear Holdings, Ltd.                         1,830,955    447,667       0.0%
#  Kingston Financial Group, Ltd.                            9,219,000  3,827,066       0.3%
*  Kong Sun Holdings, Ltd.                                     175,000      6,600       0.0%
   Kowloon Development Co., Ltd.                             2,541,000  2,543,372       0.2%
*  Kwan On Holdings, Ltd.                                    1,510,000    404,251       0.0%
   Kwoon Chung Bus Holdings, Ltd.                               20,000     10,220       0.0%
   L'Occitane International SA                                 435,500    902,435       0.1%
*  L'sea Resources International Holdings, Ltd.              5,480,000    104,992       0.0%
   Lai Sun Development Co., Ltd.                            86,932,466  1,766,863       0.1%
   Lai Sun Garment International, Ltd.                       3,321,680    659,793       0.1%
   Lam Soon Hong Kong, Ltd.                                    302,310    335,451       0.0%
*  Landing International Development, Ltd.                  22,400,000    538,365       0.0%
   Landsea Green Properties Co., Ltd.                          948,000     74,503       0.0%
*  Leading Spirit High-Tech Holdings Co., Ltd.               2,310,000         --       0.0%
   Lifestyle International Holdings, Ltd.                    1,835,500  2,459,149       0.2%
   Lippo China Resources, Ltd.                              20,922,000    610,046       0.0%
   Lippo, Ltd.                                               1,161,700    712,278       0.1%
   Lisi Group Holdings, Ltd.                                 9,590,000    803,092       0.1%
#  Liu Chong Hing Investment, Ltd.                           1,281,200  1,804,859       0.1%
   Luen Thai Holdings, Ltd.                                  1,207,000    496,181       0.0%
   Luk Fook Holdings International, Ltd.                     3,142,000  9,213,353       0.6%
   Luks Group Vietnam Holdings Co., Ltd.                       514,913    183,859       0.0%
   Lung Kee Bermuda Holdings                                 1,567,875    547,091       0.0%
#* Macau Legend Development, Ltd.                           12,460,000  2,179,486       0.2%
   Magnificent Hotel Investment, Ltd.                       13,170,000    306,703       0.0%
   Major Holdings, Ltd.                                        780,000    199,672       0.0%
*  Man Sang International, Ltd.                                132,000     11,043       0.0%
   Man Wah Holdings, Ltd.                                   13,578,800  9,012,166       0.6%
*  Mason Financial Holdings, Ltd.                           18,230,000    417,286       0.0%
   Master Glory Group, Ltd.                                 14,910,000    836,285       0.1%
   Matrix Holdings, Ltd.                                     1,067,414    392,141       0.0%
   Melbourne Enterprises, Ltd.                                  39,500    875,723       0.1%
#  Melco International Development, Ltd.                     4,978,000  6,491,503       0.4%
#* Midland Holdings, Ltd.                                    5,182,000  1,837,486       0.1%
   Ming Fai International Holdings, Ltd.                     1,879,000    290,511       0.0%
   Miramar Hotel & Investment                                  889,000  1,791,029       0.1%
#* Mongolian Mining Corp.                                    8,115,500    311,856       0.0%
#  NagaCorp, Ltd.                                           10,112,000  6,316,398       0.4%
   Nanyang Holdings, Ltd.                                      133,500    704,499       0.1%
   National Electronic Hldgs                                 2,668,600    329,961       0.0%
*  National United Resources Holdings, Ltd.                 18,280,000    334,697       0.0%
*  Neo-Neon Holdings, Ltd.                                   2,337,500    364,222       0.0%
*  Neptune Group, Ltd.                                       2,785,000    129,275       0.0%
*  NetMind Financial Holdings, Ltd.                        128,560,000  1,139,304       0.1%
*  New Century Group Hong Kong, Ltd.                        13,351,464    223,309       0.0%
*  New Times Energy Corp., Ltd.                              1,946,400     63,972       0.0%
#  Newocean Energy Holdings, Ltd.                            7,708,000  1,985,818       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
HONG KONG -- (Continued)
*  Next Digital, Ltd.                                       4,295,183 $  226,775       0.0%
*  Nine Express, Ltd.                                      10,260,000    487,770       0.0%
*  O Luxe Holdings, Ltd.                                   10,234,500    845,665       0.1%
*  Orange Sky Golden Harvest Entertainment Holdings, Ltd.   9,489,706    592,210       0.0%
   Orient Overseas International, Ltd.                      1,401,500  5,242,424       0.3%
*  Orient Power Holdings, Ltd.                                804,000         --       0.0%
#  Oriental Watch Holdings                                  3,070,800    558,486       0.0%
*  Pacific Andes International Holdings, Ltd.              19,435,067    137,326       0.0%
#* Pacific Basin Shipping, Ltd.                            28,883,000  4,312,677       0.3%
#  Pacific Textiles Holdings, Ltd.                          6,300,000  7,937,552       0.5%
   Pak Fah Yeow International, Ltd.                             5,000      2,384       0.0%
   Paliburg Holdings, Ltd.                                  3,062,830    935,342       0.1%
#* Paradise Entertainment, Ltd.                             3,652,000    898,597       0.1%
#* Peace Mark Holdings, Ltd.                                2,712,022         --       0.0%
*  Pearl Oriental Oil, Ltd.                                11,849,400    449,976       0.0%
   Pegasus International Holdings, Ltd.                       226,000     30,348       0.0%
   Perfect Shape Beauty Technology, Ltd.                    1,172,000    119,213       0.0%
#  Pico Far East Holdings, Ltd.                             5,164,000  1,570,787       0.1%
   Playmates Holdings, Ltd.                                   692,000    809,112       0.1%
   Playmates Toys, Ltd.                                     6,208,000    974,120       0.1%
#  Pokfulam Development Co.                                   234,000    418,359       0.0%
   Polytec Asset Holdings, Ltd.                            11,323,526    818,050       0.1%
   Public Financial Holdings, Ltd.                          3,102,000  1,390,843       0.1%
*  PYI Corp., Ltd.                                         24,147,973    505,586       0.0%
*  Pyxis Group, Ltd.                                        1,936,000         --       0.0%
*  Qianhai Health Holdings, Ltd.                              157,499      3,332       0.0%
#  Quam, Ltd.                                               1,280,000    196,401       0.0%
   Raymond Industrial, Ltd.                                    30,400      4,152       0.0%
#  Regal Hotels International Holdings, Ltd.                2,871,800  1,600,280       0.1%
*  Rentian Technology Holdings, Ltd.                        5,490,000    367,181       0.0%
   Rivera Holdings, Ltd.                                    5,710,000    346,090       0.0%
   SA SA International Holdings, Ltd.                      11,234,688  5,136,733       0.3%
   Safety Godown Co., Ltd.                                    400,000    990,600       0.1%
*  Sandmartin International Holdings, Ltd.                    844,000     20,124       0.0%
   SAS Dragon Holdings, Ltd.                                2,120,000    372,963       0.0%
#  SEA Holdings, Ltd.                                       1,162,000  2,958,504       0.2%
*  SEEC Media Group, Ltd.                                   2,620,000     48,178       0.0%
   Shangri-La Asia, Ltd.                                      652,000    716,089       0.1%
#  Shenwan Hongyuan HK, Ltd.                                4,201,250  2,311,092       0.2%
*  Shougang Concord Grand Group, Ltd.                       1,158,000     38,020       0.0%
   Shun Ho Technology Holdings, Ltd.                        1,254,757    443,140       0.0%
#* Shun Tak Holdings, Ltd.                                 13,787,419  4,647,947       0.3%
*  Silver base Group Holdings, Ltd.                         3,641,515    262,257       0.0%
#* Sincere Watch Hong Kong, Ltd.                            2,800,000     77,042       0.0%
*  Sing Pao Media Enterprises, Ltd.                           250,511         --       0.0%
   Sing Tao News Corp., Ltd.                                1,974,000    254,357       0.0%
*  Singamas Container Holdings, Ltd.                       10,968,000  1,143,520       0.1%
*  Sinocan Holdings, Ltd.                                     350,000         --       0.0%
   SIS International Holdings                                  34,000     17,509       0.0%
   Sitoy Group Holdings, Ltd.                                 962,000    345,543       0.0%
#* Skyway Securities Group, Ltd.                           12,270,000    266,562       0.0%
   SmarTone Telecommunications Holdings, Ltd.               3,918,031  5,914,368       0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
HONG KONG -- (Continued)
*  SOCAM Development, Ltd.                                  1,744,771 $   676,318       0.1%
*  Solartech International Holdings, Ltd.                   4,760,000     251,491       0.0%
*  Solomon Systech International, Ltd.                      9,504,000     446,372       0.0%
   Soundwill Holdings, Ltd.                                   539,000     977,658       0.1%
*  South China Assets Holdings, Ltd.                        1,679,170      15,338       0.0%
*  South China Financial Holdings, Ltd.                    16,950,000     174,419       0.0%
*  South China Holdings Co., Ltd.                          14,219,603     705,259       0.1%
#  Stella International Holdings, Ltd.                      1,485,500   2,574,904       0.2%
*  Stelux Holdings International, Ltd.                      3,011,400     232,520       0.0%
*  Success Universe Group, Ltd.                             6,716,000     151,696       0.0%
   Sun Hing Vision Group Holdings, Ltd.                       358,000     129,257       0.0%
   Sun Hung Kai & Co., Ltd.                                 4,619,429   2,908,156       0.2%
   Sunwah Kingsway Capital Holdings, Ltd.                   7,690,000     150,591       0.0%
#  TAI Cheung Holdings, Ltd.                                2,040,000   1,739,028       0.1%
   Tai Sang Land Development, Ltd.                            781,910     441,050       0.0%
*  Tai United Holdings, Ltd.                                  880,000       1,135       0.0%
*  Talent Property Group, Ltd.                              2,910,000      63,656       0.0%
#  Tan Chong International, Ltd.                            1,176,000     344,949       0.0%
   Tao Heung Holdings, Ltd.                                 1,121,000     313,562       0.0%
*  TCL Display Technology Holdings, Ltd.                      968,000      94,492       0.0%
#  Television Broadcasts, Ltd.                              2,037,100   7,374,084       0.5%
*  Termbray Industries International Holdings, Ltd.         2,304,900     169,437       0.0%
   Tern Properties Co., Ltd.                                   51,200      31,032       0.0%
#  Texwinca Holdings, Ltd.                                  6,280,000   4,393,433       0.3%
   Tian Teck Land, Ltd.                                     1,024,000   1,139,841       0.1%
*  Titan Petrochemicals Group, Ltd.                        13,140,000     155,858       0.0%
#* TOM Group, Ltd.                                            524,000     128,110       0.0%
#  Town Health International Medical Group, Ltd.            2,672,000     426,971       0.0%
   Tradelink Electronic Commerce, Ltd.                      5,088,000   1,087,269       0.1%
#  Transport International Holdings, Ltd.                   1,240,141   3,746,921       0.3%
#* Trinity, Ltd.                                            8,046,000     591,169       0.0%
*  Tristate Holdings, Ltd.                                    100,000      20,944       0.0%
*  TSC Group Holdings, Ltd.                                 3,280,000     485,578       0.0%
#  Tsui Wah Holdings, Ltd.                                  1,424,000     244,110       0.0%
#* United Laboratories International Holdings, Ltd. (The)   5,116,000   2,816,684       0.2%
*  Universal Technologies Holdings, Ltd.                    7,410,000     286,574       0.0%
*  Up Energy Development Group, Ltd.                        3,929,000      49,039       0.0%
   Upbest Group, Ltd.                                          72,000      12,327       0.0%
*  Value Convergence Holdings, Ltd.                         3,156,000   1,230,380       0.1%
   Value Partners Group, Ltd.                               3,009,000   2,870,243       0.2%
   Vanke Property Overseas, Ltd.                               49,000      30,744       0.0%
   Vantage International Holdings, Ltd.                     2,358,000     434,876       0.0%
   Varitronix International, Ltd.                           2,769,293   1,126,664       0.1%
   Vedan International Holdings, Ltd.                       3,360,000     428,579       0.0%
   Victory City International Holdings, Ltd.               15,441,107     725,436       0.1%
#  Vitasoy International Holdings, Ltd.                     5,277,000  11,020,785       0.7%
*  VS International Group, Ltd.                               488,000      22,899       0.0%
#  VST Holdings, Ltd.                                       5,123,600   1,555,263       0.1%
   VTech Holdings, Ltd.                                       700,400   8,591,259       0.6%
   Wai Kee Holdings, Ltd.                                   7,640,738   2,430,285       0.2%
   Wang On Group, Ltd.                                      1,740,000      15,442       0.0%
   Win Hanverky Holdings, Ltd.                              2,734,000     467,787       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
HONG KONG -- (Continued)
*  Winfull Group Holdings, Ltd.                             9,512,000 $    219,767       0.0%
   Wing On Co. International, Ltd.                            759,000    2,362,528       0.2%
   Wing Tai Properties, Ltd.                                1,923,331    1,189,790       0.1%
   Wonderful Sky Financial Group Holdings, Ltd.               186,000       55,766       0.0%
   Wong's International Holdings, Ltd.                        737,641      261,655       0.0%
   Wong's Kong King International                             120,000       18,248       0.0%
*  Xinyi Automobile Glass Hong Kong Enterprises, Ltd.         419,250       81,760       0.0%
#  Xinyi Glass Holdings, Ltd.                              17,658,000   15,182,993       1.0%
   Yangtzekiang Garment, Ltd.                                 606,500      230,899       0.0%
   Yau Lee Holdings, Ltd.                                     534,000       72,878       0.0%
   Yeebo International Holdings, Ltd.                       2,328,000      919,763       0.1%
#  YGM Trading, Ltd.                                          447,000      443,221       0.0%
   YT Realty Group, Ltd.                                      749,000      541,323       0.0%
   Yugang International, Ltd.                              90,818,000    1,643,988       0.1%
                                                                      ------------      ----
TOTAL HONG KONG                                                        417,419,049      26.9%
                                                                      ------------      ----
NEW ZEALAND -- (7.4%)
#* a2 Milk Co., Ltd.                                        1,558,157    2,068,774       0.1%
   Abano Healthcare Group, Ltd.                                30,725      175,709       0.0%
   Air New Zealand, Ltd.                                    3,693,701    5,095,106       0.3%
*  Bay Energy, Ltd.                                            81,096      284,739       0.0%
   Briscoe Group, Ltd.                                          2,235        6,039       0.0%
   Chorus, Ltd.                                             2,169,937    5,667,811       0.4%
   Colonial Motor Co., Ltd. (The)                             144,588      729,176       0.1%
   Contact Energy, Ltd.                                     2,259,220    7,681,997       0.5%
#  EBOS Group, Ltd.                                           451,590    5,502,086       0.4%
   Fisher & Paykel Healthcare Corp., Ltd.                   2,455,045   15,543,967       1.0%
   Freightways, Ltd.                                          974,609    4,452,289       0.3%
   Genesis Energy, Ltd.                                       636,993      892,694       0.1%
   Hallenstein Glasson Holdings, Ltd.                         242,445      518,104       0.0%
#  Heartland Bank, Ltd.                                       642,535      688,568       0.0%
   Hellaby Holdings, Ltd.                                     384,437      918,071       0.1%
   Infratil, Ltd.                                           3,268,694    6,962,751       0.5%
   Kathmandu Holdings, Ltd.                                   663,170      952,642       0.1%
   Mainfreight, Ltd.                                          539,049    7,154,735       0.5%
#  Mercury NZ, Ltd.                                           598,819    1,307,241       0.1%
   Methven, Ltd.                                               93,877       81,143       0.0%
   Metlifecare, Ltd.                                          568,932    2,350,526       0.2%
   Millennium & Copthorne Hotels New Zealand, Ltd.            395,725      622,009       0.0%
   New Zealand Oil & Gas, Ltd.                              1,659,791      627,441       0.0%
#  New Zealand Refining Co., Ltd. (The)                       574,344      919,705       0.1%
   NZME, Ltd.                                                 945,851      449,878       0.0%
   NZX, Ltd.                                                  952,265      708,122       0.1%
#  Opus International Consultants, Ltd.                        12,925        7,303       0.0%
*  Orion Health Group, Ltd.                                     4,001        9,153       0.0%
#* Pacific Edge, Ltd.                                         442,720      145,487       0.0%
   PGG Wrightson, Ltd.                                        999,976      328,766       0.0%
*  Pike River Coal, Ltd.                                      490,805           --       0.0%
#  Port of Tauranga, Ltd.                                   2,576,525    7,183,134       0.5%
   Restaurant Brands New Zealand, Ltd.                        480,311    1,813,509       0.1%
*  Richina Pacific, Ltd.                                      274,180           --       0.0%
*  Rubicon, Ltd.                                            1,442,620      236,773       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
NEW ZEALAND -- (Continued)
#  Ryman Healthcare, Ltd.                                  1,772,699 $ 11,251,074       0.7%
   Sanford, Ltd.                                             382,357    1,743,137       0.1%
   Scales Corp., Ltd.                                          6,694       14,735       0.0%
   Scott Technology, Ltd.                                     39,805       60,362       0.0%
#  Skellerup Holdings, Ltd.                                  544,971      556,889       0.0%
   SKY Network Television, Ltd.                            2,080,268    6,868,715       0.4%
   SKYCITY Entertainment Group, Ltd.                       5,162,402   14,391,898       0.9%
   Steel & Tube Holdings, Ltd.                               441,625      690,795       0.0%
   Summerset Group Holdings, Ltd.                            516,519    1,756,918       0.1%
*  Tilt Renewables, Ltd.                                      81,096      127,582       0.0%
   Tourism Holdings, Ltd.                                    337,692      782,158       0.1%
   Tower, Ltd.                                               887,040      570,563       0.0%
   Trade Me Group, Ltd.                                    1,682,617    5,845,081       0.4%
   Vector, Ltd.                                            1,381,288    3,143,215       0.2%
   Warehouse Group, Ltd. (The)                               698,604    1,498,207       0.1%
#* Xero, Ltd.                                                167,838    2,129,604       0.1%
   Z Energy, Ltd.                                            183,115    1,023,445       0.1%
                                                                     ------------       ---
TOTAL NEW ZEALAND                                                     134,539,826       8.7%
                                                                     ------------       ---
SINGAPORE -- (10.5%)
*  Abterra, Ltd.                                             531,800      195,901       0.0%
   Accordia Golf Trust                                     2,892,300    1,362,937       0.1%
   Amara Holdings, Ltd.                                      922,800      263,446       0.0%
   Ascendas India Trust                                    1,102,600      847,389       0.1%
   ASL Marine Holdings, Ltd.                                 617,500       53,973       0.0%
   Aspial Corp., Ltd.                                         75,877       14,742       0.0%
   Baker Technology, Ltd.                                    289,580      135,564       0.0%
#* Banyan Tree Holdings, Ltd.                              1,022,900      291,910       0.0%
#  Best World International, Ltd.                          1,033,625    1,082,167       0.1%
   Bonvests Holdings, Ltd.                                   950,000      833,006       0.1%
*  Boustead Projects, Ltd.                                   497,612      259,150       0.0%
   Boustead Singapore, Ltd.                                1,827,636    1,176,116       0.1%
   Breadtalk Group, Ltd.                                     894,200      639,399       0.0%
*  Broadway Industrial Group, Ltd.                           835,330      117,294       0.0%
   Bukit Sembawang Estates, Ltd.                             606,203    1,964,121       0.1%
   Bund Center Investment, Ltd.                              659,825      332,755       0.0%
#  Centurion Corp., Ltd.                                     825,900      198,493       0.0%
#  China Aviation Oil Singapore Corp., Ltd.                2,336,199    2,393,218       0.2%
#  China Everbright Water, Ltd.                            3,794,800    1,557,067       0.1%
#  Chip Eng Seng Corp., Ltd.                               3,445,300    1,593,976       0.1%
   Chuan Hup Holdings, Ltd.                                3,853,500      718,107       0.1%
#* Cityneon Holdings, Ltd.                                   404,000      341,673       0.0%
   Civmec, Ltd.                                               53,200       12,263       0.0%
#* COSCO Corp. Singapore, Ltd.                             8,095,300    1,481,261       0.1%
*  Creative Technology, Ltd.                                 272,200      189,090       0.0%
   CSE Global, Ltd.                                        3,443,600    1,015,558       0.1%
#  CWT, Ltd.                                               1,799,000    2,554,359       0.2%
#  Del Monte Pacific, Ltd.                                 2,363,364      586,016       0.0%
#  Delfi, Ltd.                                               788,500    1,270,759       0.1%
*  DMX Technologies Group, Ltd.                            2,096,000       62,539       0.0%
*  Dyna-Mac Holdings, Ltd.                                 2,007,300      195,634       0.0%
   Elec & Eltek International Co., Ltd.                      147,000      124,802       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
SINGAPORE -- (Continued)
   EnGro Corp., Ltd.                                          354,000 $  217,427       0.0%
#* Ezion Holdings, Ltd.                                    12,591,378  2,697,827       0.2%
#* Ezra Holdings, Ltd.                                     19,242,923    589,466       0.0%
   Falcon Energy Group, Ltd.                                2,008,800    212,965       0.0%
   Far East Orchard, Ltd.                                   1,074,985  1,144,758       0.1%
#  First Resources, Ltd.                                    4,935,500  6,456,198       0.4%
*  First Ship Lease Trust                                     160,900     18,590       0.0%
   First Sponsor Group, Ltd.                                  440,661    411,856       0.0%
#* Food Empire Holdings, Ltd.                               1,256,400    271,156       0.0%
*  Fragrance Group, Ltd.                                    6,077,000    688,220       0.1%
   Frasers Centrepoint, Ltd.                                  450,100    480,453       0.0%
   Fu Yu Corp., Ltd.                                        1,462,200    199,335       0.0%
#* Gallant Venture, Ltd.                                    4,992,500    461,194       0.0%
*  Geo Energy Resources, Ltd.                                 432,000     63,625       0.0%
   GK Goh Holdings, Ltd.                                    1,484,065    897,075       0.1%
   GL, Ltd.                                                 3,401,300  1,954,699       0.1%
*  Global Premium Hotels, Ltd.                                559,480    118,746       0.0%
   Golden Agri-Resources, Ltd.                             17,549,200  4,845,850       0.3%
   GP Batteries International, Ltd.                           235,000    126,753       0.0%
   GP Industries, Ltd.                                      2,567,609  1,057,986       0.1%
   GSH Corp., Ltd.                                             60,860     18,416       0.0%
   GuocoLand, Ltd.                                            597,214    823,384       0.1%
#* Halcyon Agri Corp., Ltd.                                 1,669,048    570,507       0.0%
*  Hanwell Holdings, Ltd.                                   1,771,219    285,508       0.0%
#  Haw Par Corp., Ltd.                                         30,400    195,829       0.0%
   Health Management International, Ltd.                      913,000    377,481       0.0%
   Hi-P International, Ltd.                                 1,271,600    437,914       0.0%
   Hiap Hoe, Ltd.                                             498,000    252,283       0.0%
#  Ho Bee Land, Ltd.                                        1,604,700  2,457,457       0.2%
   Hong Fok Corp., Ltd.                                     3,551,394  1,661,835       0.1%
*  Hong Fok Land, Ltd.                                      1,210,000         --       0.0%
   Hong Leong Asia, Ltd.                                      690,700    343,176       0.0%
   Hotel Grand Central, Ltd.                                1,461,261  1,428,344       0.1%
   Hour Glass, Ltd. (The)                                   1,814,832    880,044       0.1%
   Hutchison Port Holdings Trust                              112,400     49,929       0.0%
   Hwa Hong Corp., Ltd.                                     2,123,500    465,986       0.0%
#  Hyflux, Ltd.                                             3,262,300  1,087,766       0.1%
#  Indofood Agri Resources, Ltd.                            3,432,100  1,182,626       0.1%
*  InnoTek, Ltd.                                              512,500     69,115       0.0%
#  Innovalues, Ltd.                                         1,659,300  1,179,226       0.1%
   IPC Corp., Ltd.                                            225,970     90,517       0.0%
   Isetan Singapore, Ltd.                                     119,000    310,063       0.0%
#  Japfa, Ltd.                                              2,179,700  1,380,297       0.1%
#* Jurong Technologies Industrial Corp., Ltd.               2,227,680         --       0.0%
   k1 Ventures, Ltd.                                        1,005,220    732,838       0.1%
#  Keppel Infrastructure Trust                              6,604,732  2,394,604       0.2%
   Keppel Telecommunications & Transportation, Ltd.         1,369,300  1,693,860       0.1%
*  Koh Brothers Eco Engineering, Ltd.                         143,200      5,044       0.0%
   Koh Brothers Group, Ltd.                                 1,432,000    272,991       0.0%
*  KrisEnergy, Ltd.                                           296,200     31,890       0.0%
   KSH Holdings, Ltd.                                          57,200     22,567       0.0%
   Lian Beng Group, Ltd.                                    2,253,500    736,242       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
SINGAPORE -- (Continued)
   Low Keng Huat Singapore, Ltd.                              889,800 $   344,779       0.0%
   Lum Chang Holdings, Ltd.                                 1,094,030     290,866       0.0%
#  M1, Ltd.                                                 2,667,000   3,912,737       0.3%
#  Mandarin Oriental International, Ltd.                       91,700     128,064       0.0%
*  Marco Polo Marine, Ltd.                                    882,000      46,499       0.0%
   Metro Holdings, Ltd.                                     2,663,092   1,872,688       0.1%
   Mewah International, Inc.                                   89,000      15,341       0.0%
   Midas Holdings, Ltd.                                     8,435,600   1,305,707       0.1%
#* Nam Cheong, Ltd.                                         7,506,340     306,437       0.0%
#  Nera Telecommunications, Ltd.                            1,143,400     608,525       0.0%
   New Toyo International Holdings, Ltd.                    1,624,000     326,249       0.0%
#* Noble Group, Ltd.                                       75,184,800   8,939,601       0.6%
   NSL, Ltd.                                                  409,900     416,860       0.0%
   Olam International, Ltd.                                   290,300     448,534       0.0%
#  OUE, Ltd.                                                1,996,500   2,429,854       0.2%
   Overseas Education, Ltd.                                    65,300      20,645       0.0%
   Oxley Holdings, Ltd.                                     1,442,400     481,599       0.0%
#  Pacc Offshore Services Holdings, Ltd.                      478,200     104,601       0.0%
   Pacific Radiance, Ltd.                                     240,600      26,710       0.0%
   Pan-United Corp., Ltd.                                   1,948,600     810,413       0.1%
   Penguin International, Ltd.                                446,032      79,530       0.0%
#  Q&M Dental Group Singapore, Ltd.                         2,188,300   1,179,493       0.1%
   QAF, Ltd.                                                1,359,162   1,208,190       0.1%
*  Raffles Education Corp., Ltd.                            4,176,710     565,250       0.0%
   Raffles Medical Group, Ltd.                              4,223,073   4,565,833       0.3%
   RHT Health Trust                                         2,016,700   1,249,328       0.1%
*  Rickmers Maritime                                        1,008,350      25,265       0.0%
#  Riverstone Holdings, Ltd.                                1,089,000     716,564       0.1%
#  Rotary Engineering, Ltd.                                 1,443,100     393,754       0.0%
#* Rowsley, Ltd.                                              298,400      26,814       0.0%
   Roxy-Pacific Holdings, Ltd.                                297,500      89,735       0.0%
   San Teh, Ltd.                                              248,387      36,767       0.0%
   SATS, Ltd.                                               2,695,900   9,378,680       0.6%
#  SBS Transit, Ltd.                                          926,200   1,544,496       0.1%
   SembCorp Industries, Ltd.                                3,282,400   5,943,816       0.4%
#  SembCorp Marine, Ltd.                                    2,708,500   2,511,421       0.2%
   Sheng Siong Group, Ltd.                                  4,266,400   3,204,883       0.2%
#  SHS Holdings, Ltd.                                       2,304,100     321,141       0.0%
   SIA Engineering Co., Ltd.                                  245,200     650,400       0.0%
#* SIIC Environment Holdings, Ltd.                          3,992,020   1,823,299       0.1%
#  Sinarmas Land, Ltd.                                      6,703,600   2,313,232       0.2%
   Sing Holdings, Ltd.                                      1,134,000     265,057       0.0%
   Sing Investments & Finance, Ltd.                           297,675     246,164       0.0%
#  Singapore Post, Ltd.                                    10,132,100  11,641,927       0.8%
   Singapore Reinsurance Corp., Ltd.                        1,514,530     337,285       0.0%
   Singapore Shipping Corp., Ltd.                           1,640,700     294,727       0.0%
   Singapura Finance, Ltd.                                    348,124     219,151       0.0%
#  Sino Grandness Food Industry Group, Ltd.                 2,981,300     728,661       0.1%
   Stamford Land Corp., Ltd.                                3,188,100   1,042,044       0.1%
   Straco Corp., Ltd.                                         130,000      75,368       0.0%
   Sunningdale Tech, Ltd.                                     793,060     601,095       0.0%
*  SunVic Chemical Holdings, Ltd.                           1,187,845      79,642       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
SINGAPORE -- (Continued)
   Super Group, Ltd.                                       3,509,900 $    2,447,154       0.2%
#* Swiber Holdings, Ltd.                                   2,895,250        226,834       0.0%
#* Tat Hong Holdings, Ltd.                                 2,218,800        702,043       0.1%
*  Thakral Corp., Ltd.                                       139,165         20,655       0.0%
   Tiong Woon Corp. Holding, Ltd.                            228,100         42,686       0.0%
#  Tuan Sing Holdings, Ltd.                                4,167,162        852,950       0.1%
#  UMS Holdings, Ltd.                                      2,656,700      1,182,556       0.1%
   United Engineers, Ltd.                                  3,097,128      5,763,305       0.4%
   United Industrial Corp., Ltd.                              19,552         38,245       0.0%
   United Overseas Insurance, Ltd.                           181,850        620,405       0.0%
#  UOB-Kay Hian Holdings, Ltd.                             1,955,133      1,859,744       0.1%
   UOL Group, Ltd.                                         1,844,364      7,501,364       0.5%
   UPP Holdings, Ltd.                                      2,972,500        588,556       0.0%
   Valuetronics Holdings, Ltd.                             1,619,300        576,267       0.0%
#* Vard Holdings, Ltd.                                     4,915,200        654,812       0.0%
   Venture Corp., Ltd.                                     1,994,100     13,622,092       0.9%
   Vibrant Group, Ltd.                                     1,974,019        510,312       0.0%
   Vicom, Ltd.                                               119,500        489,605       0.0%
   Wee Hur Holdings, Ltd.                                  2,670,400        449,679       0.0%
#  Wheelock Properties Singapore, Ltd.                     1,270,600      1,362,011       0.1%
#  Wing Tai Holdings, Ltd.                                 3,573,667      4,353,878       0.3%
   Yeo Hiap Seng, Ltd.                                       223,731        206,240       0.0%
   YHI International, Ltd.                                   458,900        107,335       0.0%
*  Yongnam Holdings, Ltd.                                  2,977,200        428,539       0.0%
*  Yuuzoo Corp., Ltd.                                      4,202,500        533,709       0.0%
   Zhongmin Baihui Retail Group, Ltd.                         26,900         20,424       0.0%
                                                                     --------------      ----
TOTAL SINGAPORE                                                         189,573,724      12.2%
                                                                     --------------      ----
UNITED STATES -- (0.0%)
*  Lonestar Resources, Inc. Class A                            6,424         54,219       0.0%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   1,545,252,271      99.4%
                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*  APN News & Media, Ltd. Rights 11/17/16                    451,327         96,131       0.0%
*  Centrebet International, Ltd. Claim Units Rights           81,336             --       0.0%
*  Centrebet International, Ltd. Litigation Rights            81,336             --       0.0%
*  Cooper Energy, Ltd. Rights 11/15/16                       239,989             --       0.0%
*  Tox Free Solutions, Ltd. Rights 11/18/16                  236,025             --       0.0%
                                                                     --------------      ----
TOTAL AUSTRALIA                                                              96,131       0.0%
                                                                     --------------      ----
HONG KONG -- (0.0%)
*  Cheuk Nang Holdings, Ltd. Warrants 04/24/17                 5,486          1,362       0.0%
*  Enviro Energy International Holdings, Ltd. Warrants
   11/17/16                                                1,171,800             --       0.0%
                                                                     --------------      ----
TOTAL HONG KONG                                                               1,362       0.0%
                                                                     --------------      ----
NEW ZEALAND -- (0.0%)
*  Restaurant Brands New Zealand, Ltd. Rights 11/16/16        93,264             --       0.0%
                                                                     --------------      ----
SINGAPORE -- (0.0%)
*  Ezion Holdings, Ltd. Warrants 04/24/20                    758,243         35,970       0.0%
                                                                     --------------      ----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

TOTAL RIGHTS/WARRANTS                                                        133,463        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            1,545,385,734
                                                                      --------------

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (14.5%)
(S)@ DFA Short Term Investment Fund                        22,627,303 $  261,843,149       16.8%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,857,750,342)                   $1,807,228,883      116.2%
                                                                      ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ---------- -------------- ------- --------------
Common Stocks
   Australia                                                       -- $  800,100,009   --    $  800,100,009
   China                                                           --      3,565,444   --         3,565,444
   Hong Kong                                               $  941,157    416,477,892   --       417,419,049
   New Zealand                                                412,321    134,127,505   --       134,539,826
   Singapore                                                  315,107    189,258,617   --       189,573,724
   United States                                               54,219             --   --            54,219
Rights/Warrants
   Australia                                                       --         96,131   --            96,131
   Hong Kong                                                       --          1,362   --             1,362
   New Zealand                                                     --             --   --                --
   Singapore                                                       --         35,970   --            35,970
Securities Lending Collateral                                      --    261,843,149   --       261,843,149
                                                           ---------- --------------   --    --------------
TOTAL                                                      $1,722,804 $1,805,506,079   --    $1,807,228,883
                                                           ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COMMON STOCKS -- (96.6%)
Consumer Discretionary -- (19.6%)
   4imprint Group P.L.C.                                      96,987 $ 1,957,900       0.1%
   888 Holdings P.L.C.                                     1,003,090   2,671,385       0.2%
   AA P.L.C.                                               2,834,618   8,865,682       0.5%
   B&M European Value Retail SA                            3,086,282   8,860,652       0.5%
   Bellway P.L.C.                                            637,459  18,446,930       1.1%
   Berkeley Group Holdings P.L.C.                            168,362   4,855,796       0.3%
   Bloomsbury Publishing P.L.C.                              274,093     508,064       0.0%
   Bovis Homes Group P.L.C.                                  799,111   7,398,769       0.4%
   Card Factory P.L.C.                                       623,214   1,936,659       0.1%
#* Carpetright P.L.C.                                         82,608     198,497       0.0%
#  Centaur Media P.L.C.                                      537,905     291,682       0.0%
   Cineworld Group P.L.C.                                  1,228,419   8,111,723       0.5%
   Connect Group P.L.C.                                    1,312,384   2,202,002       0.1%
   Crest Nicholson Holdings P.L.C.                         1,155,163   5,741,257       0.4%
   Creston P.L.C.                                             22,394      27,953       0.0%
   Daily Mail & General Trust P.L.C. Class A               1,271,481  11,670,462       0.7%
   Debenhams P.L.C.                                        6,545,871   4,299,032       0.3%
   Dignity P.L.C.                                            251,989   8,172,421       0.5%
   Domino's Pizza Group P.L.C.                             2,536,833  10,547,848       0.6%
   Dunelm Group P.L.C.                                       374,998   3,472,905       0.2%
*  Enterprise Inns P.L.C.                                  2,890,201   3,261,063       0.2%
   Entertainment One, Ltd.                                   525,999   1,495,219       0.1%
   Euromoney Institutional Investor P.L.C.                   282,895   3,606,563       0.2%
*  Findel P.L.C.                                             239,314     620,471       0.0%
*  Forminster P.L.C.                                          43,333          --       0.0%
   Fuller Smith & Turner P.L.C. Class A                      134,418   1,713,298       0.1%
*  Future P.L.C.                                             781,879      82,251       0.0%
   Games Workshop Group P.L.C.                                96,572     672,389       0.1%
   Greene King P.L.C.                                      1,786,209  15,978,447       1.0%
*  Groupe Fnac SA                                             53,282   3,638,717       0.2%
   GVC Holdings P.L.C.                                     1,240,374  10,567,421       0.6%
   Halfords Group P.L.C.                                   1,148,111   4,773,011       0.3%
   Headlam Group P.L.C.                                      385,520   2,324,547       0.1%
   Henry Boot P.L.C.                                         417,992   1,002,000       0.1%
   Huntsworth P.L.C.                                         938,084     477,473       0.0%
   Inchcape P.L.C.                                         2,190,976  17,419,824       1.0%
   Informa P.L.C.                                          1,305,509  10,740,551       0.6%
   ITE Group P.L.C.                                        1,527,105   2,704,109       0.2%
   J D Wetherspoon P.L.C.                                    462,961   4,928,936       0.3%
   JD Sports Fashion P.L.C.                                  465,078   8,646,900       0.5%
*  Jimmy Choo P.L.C.                                          80,370     130,026       0.0%
   John Menzies P.L.C.                                       471,800   2,870,436       0.2%
#  Ladbrokes P.L.C.                                        5,357,119   8,746,336       0.5%
   Laura Ashley Holdings P.L.C.                            1,465,488     349,995       0.0%
   Lookers P.L.C.                                          1,857,673   2,343,487       0.1%
   Marston's P.L.C.                                        3,445,892   5,636,224       0.3%
   Millennium & Copthorne Hotels P.L.C.                    1,000,376   5,485,530       0.3%
   Mitchells & Butlers P.L.C.                              1,016,212   3,463,515       0.2%
   MJ Gleeson P.L.C.                                         189,171   1,179,211       0.1%
*  Mothercare P.L.C.                                         596,178     782,126       0.1%
   N Brown Group P.L.C.                                      869,150   2,029,455       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#* Ocado Group P.L.C.                                      2,584,145 $  8,682,099       0.5%
   Pendragon P.L.C.                                        6,380,817    2,343,037       0.1%
   Pets at Home Group P.L.C.                               1,178,302    3,078,924       0.2%
   Photo-Me International P.L.C.                           1,062,418    1,968,571       0.1%
*  Punch Taverns P.L.C.                                      133,442      173,705       0.0%
   Rank Group P.L.C.                                         556,279    1,314,075       0.1%
#  Redrow P.L.C.                                           1,386,677    6,440,936       0.4%
   Restaurant Group P.L.C. (The)                             977,184    4,482,683       0.3%
*  Sportech P.L.C.                                           371,065      308,929       0.0%
#* Sports Direct International P.L.C.                        258,459      873,924       0.1%
   SSP Group P.L.C.                                        1,350,020    5,609,993       0.3%
   STV Group P.L.C.                                            4,868       24,461       0.0%
   SuperGroup P.L.C.                                         239,090    3,934,682       0.2%
   Tarsus Group P.L.C.                                       207,820      653,238       0.0%
   Ted Baker P.L.C.                                          152,815    4,626,552       0.3%
#* Thomas Cook Group P.L.C.                                6,943,222    5,899,979       0.4%
   Topps Tiles P.L.C.                                        925,429    1,035,265       0.1%
*  Tribal Group P.L.C.                                        54,441       37,329       0.0%
   Trinity Mirror P.L.C.                                   1,612,879    1,603,843       0.1%
   UBM P.L.C.                                              1,950,843   17,128,208       1.0%
   Vitec Group P.L.C. (The)                                  159,712    1,219,343       0.1%
   WH Smith P.L.C.                                           680,498   12,248,606       0.7%
   William Hill P.L.C.                                     4,105,574   14,851,757       0.9%
   Wilmington P.L.C.                                         334,384    1,069,494       0.1%
                                                                     ------------      ----
Total Consumer Discretionary                                          337,516,783      20.0%
                                                                     ------------      ----
Consumer Staples -- (5.4%)
   A.G. Barr P.L.C.                                          518,407    2,988,479       0.2%
#  Anglo-Eastern Plantations P.L.C.                          104,452      703,732       0.1%
   Booker Group P.L.C.                                     7,989,596   17,523,270       1.0%
   Britvic P.L.C.                                          1,162,274    7,885,718       0.5%
   Cranswick P.L.C.                                          267,585    6,935,929       0.4%
   Dairy Crest Group P.L.C.                                  757,325    5,651,956       0.3%
   Devro P.L.C.                                              930,843    2,587,103       0.2%
   Greencore Group P.L.C.                                  2,103,987    8,490,430       0.5%
   Greggs P.L.C.                                             545,772    6,379,298       0.4%
   Hilton Food Group P.L.C.                                   32,989      244,253       0.0%
   J Sainsbury P.L.C.                                        128,142      392,889       0.0%
   McBride P.L.C.                                            972,659    2,241,532       0.1%
   McColl's Retail Group P.L.C.                               22,532       47,015       0.0%
*  Premier Foods P.L.C.                                    4,581,389    2,552,186       0.2%
   PZ Cussons P.L.C.                                       1,384,849    5,669,112       0.3%
*  REA Holdings P.L.C.                                        50,639      196,548       0.0%
   Stock Spirits Group P.L.C.                                617,209    1,194,187       0.1%
   Tate & Lyle P.L.C.                                      2,319,044   22,116,631       1.3%
                                                                     ------------      ----
Total Consumer Staples                                                 93,800,268       5.6%
                                                                     ------------      ----
Energy -- (5.0%)
#* Afren P.L.C.                                            5,446,344           --       0.0%
   Amec Foster Wheeler P.L.C.                              2,037,469   11,116,254       0.7%
   Anglo Pacific Group P.L.C.                                638,435      963,810       0.1%
*  Cairn Energy P.L.C.                                     3,321,160    8,256,938       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
Energy -- (Continued)
#* EnQuest P.L.C.(B635TG2)                                 3,481,516 $ 1,147,781       0.1%
*  EnQuest P.L.C.(BYM5538)                                 1,405,483      68,812       0.0%
   Gulf Marine Services P.L.C.                                31,549      17,457       0.0%
   Hunting P.L.C.                                            831,340   5,109,098       0.3%
   James Fisher & Sons P.L.C.                                250,234   4,951,901       0.3%
   John Wood Group P.L.C.                                  1,887,172  17,737,852       1.0%
*  Lamprell P.L.C.                                         1,137,514   1,022,137       0.1%
*  Ophir Energy P.L.C.                                     2,932,334   2,475,700       0.1%
   Petrofac, Ltd.                                          1,141,776  11,244,821       0.7%
*  Premier Oil P.L.C.                                      2,679,850   2,157,898       0.1%
   Soco International P.L.C.                               1,109,904   1,873,131       0.1%
   Stobart Group, Ltd.                                       986,305   1,955,400       0.1%
#* Tullow Oil P.L.C.                                       5,000,074  16,143,884       0.9%
                                                                     -----------       ---
Total Energy                                                          86,242,874       5.1%
                                                                     -----------       ---
Financials -- (13.5%)
   Aberdeen Asset Management P.L.C.                        1,689,565   6,608,955       0.4%
*  Aldermore Group P.L.C.                                    394,902     834,134       0.1%
   Arrow Global Group P.L.C.                                 813,712   2,978,971       0.2%
   Ashmore Group P.L.C.                                    1,895,266   8,139,328       0.5%
   Beazley P.L.C.                                          2,740,810  12,203,670       0.7%
   BGEO Group P.L.C.                                         180,983   6,539,134       0.4%
   Brewin Dolphin Holdings P.L.C.                          1,582,577   5,034,904       0.3%
   Charles Stanley Group P.L.C.                              122,025     388,757       0.0%
   Charles Taylor P.L.C.                                     192,071     702,609       0.0%
   Chesnara P.L.C.                                           604,808   2,356,446       0.1%
   Close Brothers Group P.L.C.                               785,896  12,753,035       0.8%
   esure Group P.L.C.                                      1,392,575   4,627,372       0.3%
   Hansard Global P.L.C.                                      16,468      22,335       0.0%
   Henderson Group P.L.C.                                  5,628,395  15,924,719       0.9%
   Hiscox, Ltd.                                            1,493,459  18,648,536       1.1%
   ICAP P.L.C.                                             2,697,973  15,997,519       1.0%
   IG Group Holdings P.L.C.                                1,792,534  18,101,357       1.1%
*  Industrial & Commercial Holdings P.L.C.                     5,000          --       0.0%
   Intermediate Capital Group P.L.C.                       1,327,464   9,832,716       0.6%
   International Personal Finance P.L.C.                   1,013,278   3,649,820       0.2%
#* IP Group P.L.C.                                         1,562,801   2,881,723       0.2%
   Jardine Lloyd Thompson Group P.L.C.                       619,442   7,802,445       0.5%
   JRP Group P.L.C.                                          886,621   1,311,432       0.1%
   Jupiter Fund Management P.L.C.                          2,162,762  11,403,328       0.7%
   Lancashire Holdings, Ltd.                               1,084,204   9,245,324       0.5%
   Man Group P.L.C.                                        7,936,721  12,099,824       0.7%
   Novae Group P.L.C.                                        320,863   3,169,384       0.2%
   OneSavings Bank P.L.C.                                    369,478   1,309,431       0.1%
   Paragon Group of Cos. P.L.C. (The)                      1,028,392   4,171,112       0.2%
   Phoenix Group Holdings                                  1,208,721  10,797,905       0.6%
   Rathbone Brothers P.L.C.                                  193,484   4,223,391       0.3%
   S&U P.L.C.                                                 20,417     606,902       0.0%
   Saga P.L.C.                                             4,292,987  10,413,058       0.6%
*  Shawbrook Group P.L.C.                                     96,158     264,559       0.0%
   Tullett Prebon P.L.C.                                   1,292,887   5,615,512       0.3%
   Virgin Money Holdings UK P.L.C.                           656,184   2,641,706       0.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
Financials -- (Continued)
*  Waterloo Investment Holdings, Ltd.                          5,979 $        512       0.0%
                                                                     ------------      ----
Total Financials                                                      233,301,865      13.9%
                                                                     ------------      ----
Health Care -- (3.8%)
#* Alizyme P.L.C.                                            660,805           --       0.0%
*  Bioquell P.L.C.                                            45,447       72,849       0.0%
*  BTG P.L.C.                                              1,870,654   15,053,103       0.9%
   Cambian Group P.L.C.                                      164,663      246,709       0.0%
#* Circassia Pharmaceuticals P.L.C.                          285,098      283,487       0.0%
   Consort Medical P.L.C.                                    243,634    3,406,444       0.2%
   Dechra Pharmaceuticals P.L.C.                             428,975    7,059,506       0.4%
   Genus P.L.C.                                              299,885    6,887,591       0.4%
   Indivior P.L.C.                                         3,662,912   14,068,115       0.9%
   Spire Healthcare Group P.L.C.                             831,882    3,780,241       0.2%
   UDG Healthcare P.L.C.                                   1,224,291    9,784,216       0.6%
*  Vectura Group P.L.C.                                    2,891,647    4,787,182       0.3%
                                                                     ------------      ----
Total Health Care                                                      65,429,443       3.9%
                                                                     ------------      ----
Industrials -- (26.6%)
   Aggreko P.L.C.                                          1,332,278   13,026,413       0.8%
   Air Partner P.L.C.                                         40,969      238,163       0.0%
   Alumasc Group P.L.C. (The)                                120,110      218,396       0.0%
   Avon Rubber P.L.C.                                        101,804    1,235,382       0.1%
   Balfour Beatty P.L.C.                                   3,549,781   11,769,319       0.7%
   BBA Aviation P.L.C.                                     5,623,297   17,781,017       1.0%
   Berendsen P.L.C.                                          823,219    9,714,867       0.6%
   Bodycote P.L.C.                                         1,121,708    8,129,453       0.5%
   Braemar Shipping Services P.L.C.                           84,411      325,445       0.0%
   Brammer P.L.C.                                            668,388      852,382       0.1%
   Cape P.L.C.                                               685,676    1,744,431       0.1%
#  Carillion P.L.C.                                        2,595,753    7,954,516       0.5%
   Carr's Group P.L.C.                                       343,111      588,629       0.0%
   Castings P.L.C.                                           157,187      832,062       0.0%
*  Chemring Group P.L.C.                                   1,486,435    2,637,324       0.2%
#  Clarkson P.L.C.                                            97,686    2,326,884       0.1%
   Cobham P.L.C.                                           8,502,869   14,835,365       0.9%
   Communisis P.L.C.                                       1,025,909      452,040       0.0%
   Costain Group P.L.C.                                      486,534    2,203,773       0.1%
   De La Rue P.L.C.                                          592,684    4,151,057       0.2%
#* Dialight P.L.C.                                           103,553      886,053       0.1%
   Diploma P.L.C.                                            586,339    6,719,309       0.4%
   Fenner P.L.C.                                           1,077,484    2,887,600       0.2%
*  Firstgroup P.L.C.                                       6,322,311    8,468,371       0.5%
*  Flybe Group P.L.C.                                        320,823      143,850       0.0%
   G4S P.L.C.                                              4,118,797   11,063,582       0.7%
   Galliford Try P.L.C.                                      412,460    6,183,226       0.4%
   Go-Ahead Group P.L.C.                                     220,066    5,581,574       0.3%
   Goodwin P.L.C.                                                383        9,519       0.0%
   Grafton Group P.L.C.                                    1,000,382    6,076,292       0.4%
   Harvey Nash Group P.L.C.                                   46,693       32,326       0.0%
   Hays P.L.C.                                             6,566,676   10,967,970       0.6%
   Hogg Robinson Group P.L.C.                                134,014      116,183       0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
Industrials -- (Continued)
   HomeServe P.L.C.                                         1,369,369 $10,223,626       0.6%
   Howden Joinery Group P.L.C.                              3,165,528  14,495,414       0.9%
   IMI P.L.C.                                               1,282,137  15,573,467       0.9%
   Interserve P.L.C.                                          841,666   3,496,784       0.2%
   John Laing Group P.L.C.                                    651,172   2,154,633       0.1%
   Keller Group P.L.C.                                        403,236   3,356,702       0.2%
   Kier Group P.L.C.                                          515,747   8,576,603       0.5%
   Lavendon Group P.L.C.                                      844,223   1,278,790       0.1%
*  Management Consulting Group P.L.C.                       1,467,589     372,501       0.0%
   Mears Group P.L.C.                                         550,537   3,037,666       0.2%
   Meggitt P.L.C.                                           3,040,190  16,173,674       1.0%
   Melrose Industries P.L.C.                               10,887,020  22,467,470       1.3%
   Mitie Group P.L.C.                                       1,998,966   5,137,215       0.3%
   Morgan Advanced Materials P.L.C.                         1,499,667   4,993,833       0.3%
   Morgan Sindall Group P.L.C.                                191,927   1,690,987       0.1%
   National Express Group P.L.C.                            2,195,042   9,860,812       0.6%
   Norcros P.L.C.                                              27,976      50,851       0.0%
   Northgate P.L.C.                                           790,723   4,060,746       0.2%
   Pagegroup P.L.C.                                         1,368,971   6,061,760       0.4%
   PayPoint P.L.C.                                            246,900   3,251,792       0.2%
   Polypipe Group P.L.C.                                      543,502   1,675,808       0.1%
   QinetiQ Group P.L.C.                                     3,269,092   9,206,234       0.5%
   Regus P.L.C.                                             3,349,423  10,189,959       0.6%
*  Renold P.L.C.                                              193,435      96,962       0.0%
   Rentokil Initial P.L.C.                                  8,861,710  24,718,157       1.5%
   Ricardo P.L.C.                                             271,798   3,082,672       0.2%
   Robert Walters P.L.C.                                      381,498   1,611,678       0.1%
   Rotork P.L.C.                                            3,667,958   9,150,668       0.5%
   RPS Group P.L.C.                                         1,245,395   2,563,807       0.1%
   Senior P.L.C.                                            2,337,741   4,981,938       0.3%
*  Serco Group P.L.C.                                       1,748,216   2,927,844       0.2%
   Severfield P.L.C.                                        1,262,597     888,891       0.1%
   Shanks Group P.L.C.                                      2,417,884   2,655,327       0.2%
   SIG P.L.C.                                               3,113,733   4,211,934       0.2%
   Speedy Hire P.L.C.                                       2,827,989   1,318,567       0.1%
   Spirax-Sarco Engineering P.L.C.                            355,118  19,146,216       1.1%
   St. Ives P.L.C.                                            654,912   1,071,682       0.1%
   Stagecoach Group P.L.C.                                  2,052,864   4,965,958       0.3%
   Sthree P.L.C.                                              407,731   1,193,302       0.1%
   T Clarke P.L.C.                                            147,457     113,016       0.0%
   Trifast P.L.C.                                             447,201     953,963       0.1%
   Tyman P.L.C.                                               140,056     416,895       0.0%
   UK Mail Group P.L.C.                                       189,686   1,026,063       0.1%
   Ultra Electronics Holdings P.L.C.                          379,378   8,620,119       0.5%
   Vesuvius P.L.C.                                          1,374,189   6,133,665       0.4%
*  Volex P.L.C.                                               307,047     146,276       0.0%
   Vp P.L.C.                                                  160,962   1,376,371       0.1%
   Weir Group P.L.C. (The)                                  1,070,092  22,228,790       1.3%
   Wincanton P.L.C.                                           621,624   1,457,691       0.1%
*  Wizz Air Holdings P.L.C.                                   141,798   2,618,505       0.1%
   WS Atkins P.L.C.                                           502,623   9,288,138       0.5%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
Industrials -- (Continued)
   XP Power, Ltd.                                              74,988 $  1,562,785       0.1%
                                                                      ------------      ----
Total Industrials                                                      458,067,980      27.2%
                                                                      ------------      ----
Information Technology -- (9.6%)
   Acal P.L.C.                                                293,479      828,577       0.1%
   AVEVA Group P.L.C.                                         322,264    7,255,989       0.4%
   Computacenter P.L.C.                                       389,033    3,457,645       0.2%
   E2V Technologies P.L.C.                                    842,565    2,230,818       0.1%
   Electrocomponents P.L.C.                                 2,396,207   10,916,359       0.7%
   FDM Group Holdings P.L.C.                                   19,586      141,100       0.0%
   Fidessa Group P.L.C.                                       202,960    6,103,295       0.4%
   Halma P.L.C.                                             1,951,180   24,978,831       1.5%
*  Imagination Technologies Group P.L.C.                    1,260,452    3,485,605       0.2%
   Laird P.L.C.                                             1,470,974    2,605,602       0.2%
#  Micro Focus International P.L.C.                           539,522   14,127,662       0.8%
   Moneysupermarket.com Group P.L.C.                        2,351,170    7,528,016       0.4%
   NCC Group P.L.C.                                           700,295    1,626,392       0.1%
   Oxford Instruments P.L.C.                                  245,748    2,033,056       0.1%
*  Paysafe Group P.L.C.                                     2,265,858   11,976,435       0.7%
   Playtech P.L.C.                                          1,111,348   12,606,141       0.8%
   Renishaw P.L.C.                                            171,571    5,408,029       0.3%
   Rightmove P.L.C.                                           477,301   21,787,416       1.3%
   RM P.L.C.                                                  318,504      487,466       0.0%
   SDL P.L.C.                                                 395,868    2,100,760       0.1%
   Sepura P.L.C.                                              429,568       78,784       0.0%
   Spectris P.L.C.                                            613,329   15,356,848       0.9%
   Spirent Communications P.L.C.                            2,899,112    2,925,275       0.2%
   TT Electronics P.L.C.                                      828,017    1,401,220       0.1%
   Xaar P.L.C.                                                370,936    1,905,457       0.1%
   Zoopla Property Group P.L.C.                               784,336    2,924,139       0.2%
                                                                      ------------      ----
Total Information Technology                                           166,276,917       9.9%
                                                                      ------------      ----
Materials -- (8.1%)
   Acacia Mining P.L.C.                                       859,958    5,459,923       0.3%
   Carclo P.L.C.                                              213,640      318,038       0.0%
   Centamin P.L.C.                                          6,065,603   11,748,394       0.7%
   Croda International P.L.C.                                 224,656    9,607,391       0.6%
   DS Smith P.L.C.                                          4,938,232   24,079,775       1.4%
   Elementis P.L.C.                                         2,601,104    7,586,056       0.5%
   Essentra P.L.C.                                          1,251,793    7,802,139       0.5%
*  Evraz P.L.C.                                             1,496,580    3,752,227       0.2%
*  Ferrexpo P.L.C.                                            433,035      533,001       0.0%
   Gem Diamonds, Ltd.                                         607,901      864,240       0.1%
   Hill & Smith Holdings P.L.C.                               416,549    5,124,680       0.3%
   Hochschild Mining P.L.C.                                 1,480,894    4,827,420       0.3%
#* KAZ Minerals P.L.C.                                      1,307,816    4,568,164       0.3%
*  Lonmin P.L.C.                                            1,595,452    3,720,009       0.2%
   Low & Bonar P.L.C.                                       1,119,286      967,523       0.1%
   Marshalls P.L.C.                                         1,079,270    3,624,460       0.2%
   Petra Diamonds, Ltd.                                     3,007,687    5,599,676       0.3%
#* Petropavlovsk P.L.C.                                    13,101,159    1,318,819       0.1%
   RPC Group P.L.C.                                         1,638,321   18,998,878       1.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
Materials -- (Continued)
   Synthomer P.L.C.                                         1,317,365 $    5,758,000       0.3%
   Vedanta Resources P.L.C.                                   365,710      3,195,416       0.2%
   Victrex P.L.C.                                             443,677      9,500,914       0.6%
   Zotefoams P.L.C.                                            93,537        294,177       0.0%
                                                                      --------------      ----
Total Materials                                                          139,249,320       8.3%
                                                                      --------------      ----
Real Estate -- (2.4%)
#  Capital & Counties Properties P.L.C.                     2,645,264      9,328,064       0.6%
*  CLS Holdings P.L.C.                                         17,114        325,426       0.0%
   Countrywide P.L.C.                                         649,114      1,424,356       0.1%
   Daejan Holdings P.L.C.                                      35,593      2,370,605       0.1%
   Foxtons Group P.L.C.                                       725,836        950,729       0.1%
   Grainger P.L.C.                                          1,687,400      4,568,037       0.3%
#  Harworth Group P.L.C.                                       30,680         32,468       0.0%
   Helical P.L.C.                                             619,438      2,004,889       0.1%
   LSL Property Services P.L.C.                               328,694        779,937       0.0%
*  Raven Russia, Ltd.                                       1,046,108        498,159       0.0%
   Savills P.L.C.                                             698,055      5,921,253       0.4%
   St. Modwen Properties P.L.C.                             1,063,183      3,558,374       0.2%
   U & I Group P.L.C.                                         642,624      1,238,150       0.1%
   UNITE Group P.L.C. (The)                                 1,329,103      9,003,060       0.5%
                                                                      --------------      ----
Total Real Estate                                                         42,003,507       2.5%
                                                                      --------------      ----
Telecommunication Services -- (0.6%)
   KCOM Group P.L.C.                                        3,191,206      4,600,071       0.2%
#  TalkTalk Telecom Group P.L.C.                            2,586,447      6,442,392       0.4%
                                                                      --------------      ----
Total Telecommunication Services                                          11,042,463       0.6%
                                                                      --------------      ----
Utilities -- (2.0%)
   Dee Valley Group P.L.C.                                     12,109        227,906       0.0%
#  Drax Group P.L.C.                                        2,258,538      8,750,989       0.5%
   Pennon Group P.L.C.                                      1,994,817     20,358,554       1.2%
   Telecom Plus P.L.C.                                        314,179      4,549,369       0.3%
                                                                      --------------      ----
Total Utilities                                                           33,886,818       2.0%
                                                                      --------------      ----
TOTAL COMMON STOCKS                                                    1,666,818,238      99.0%
                                                                      --------------      ----
PREFERRED STOCKS -- (0.0%)
   McBride P.L.C.                                          23,210,952         28,411       0.0%
RIGHTS/WARRANTS -- (0.1%)
*  Phoenix Group Holdings Rights 11/08/16                     705,086      1,915,917       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
*  Shanks Group P.L.C. Rights 11/09/16                       906,707 $      349,590        0.0%
TOTAL RIGHTS/WARRANTS                                                     2,265,507        0.1%
                                                                     --------------      -----
TOTAL INVESTMENT SECURITIES                                           1,669,112,156
                                                                     --------------

                                                                        VALUE+
                                                                     --------------
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@ DFA Short Term Investment Fund                        4,889,717     56,583,806        3.4%
                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,690,364,152)                  $1,725,695,962      102.5%
                                                                     ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary         --    $  337,516,783   --    $  337,516,783
    Consumer Staples               --        93,800,268   --        93,800,268
    Energy                         --        86,242,874   --        86,242,874
    Financials                     --       233,301,865   --       233,301,865
    Health Care                    --        65,429,443   --        65,429,443
    Industrials                    --       458,067,980   --       458,067,980
    Information Technology         --       166,276,917   --       166,276,917
    Materials                      --       139,249,320   --       139,249,320
    Real Estate                    --        42,003,507   --        42,003,507
    Telecommunication Services     --        11,042,463   --        11,042,463
    Utilities                      --        33,886,818   --        33,886,818
 Preferred Stocks                  --            28,411   --            28,411
 Rights/Warrants                   --         2,265,507   --         2,265,507
 Securities Lending Collateral     --        56,583,806   --        56,583,806
                                   --    --------------   --    --------------
 TOTAL                             --    $1,725,695,962   --    $1,725,695,962
                                   ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
COMMON STOCKS -- (91.4%)
AUSTRIA -- (3.1%)
   Agrana Beteiligungs AG                                     16,785 $  2,010,190       0.0%
   ANDRITZ AG                                                310,627   16,241,244       0.4%
   Atrium European Real Estate, Ltd.                         722,120    3,088,890       0.1%
#  Austria Technologie & Systemtechnik AG                    154,803    1,713,692       0.0%
   BUWOG AG                                                  336,656    8,136,908       0.2%
   CA Immobilien Anlagen AG                                  332,305    6,029,320       0.1%
   Conwert Immobilien Invest SE                              367,906    6,526,378       0.2%
#  DO & CO AG                                                 29,227    2,264,625       0.1%
   EVN AG                                                    200,982    2,350,231       0.1%
*  FACC AG                                                    23,201      140,737       0.0%
   Flughafen Wien AG                                           4,221      102,328       0.0%
   IMMOFINANZ AG                                           3,445,943    7,416,263       0.2%
   Josef Manner & Co. AG                                         870       53,553       0.0%
   Kapsch TrafficCom AG                                       30,685    1,373,722       0.0%
   Lenzing AG                                                 51,632    6,729,185       0.2%
   Mayr Melnhof Karton AG                                     49,358    5,467,089       0.1%
   Oberbank AG                                                41,134    2,614,592       0.1%
   Oesterreichische Post AG                                  203,557    7,023,181       0.2%
   Palfinger AG                                               79,849    2,415,510       0.1%
   POLYTEC Holding AG                                         92,160      797,130       0.0%
   Porr Ag                                                    48,724    1,751,236       0.0%
*  Raiffeisen Bank International AG                          533,683    8,740,277       0.2%
   RHI AG                                                    147,894    3,722,239       0.1%
#  Rosenbauer International AG                                18,560    1,084,188       0.0%
   S IMMO AG                                                 330,386    3,545,381       0.1%
#  Schoeller-Bleckmann Oilfield Equipment AG                  61,970    4,390,750       0.1%
   Semperit AG Holding                                        68,546    1,858,759       0.0%
   Strabag SE                                                104,184    3,496,744       0.1%
   Telekom Austria AG                                        399,167    2,292,606       0.1%
   UBM Development AG                                            314       10,644       0.0%
   UNIQA Insurance Group AG                                  598,622    3,855,875       0.1%
#  Verbund AG                                                308,524    5,145,416       0.1%
   Vienna Insurance Group AG Wiener Versicherung Gruppe       97,194    1,915,473       0.0%
   Voestalpine AG                                             47,177    1,671,295       0.0%
   Wienerberger AG                                           573,239    9,160,700       0.2%
#  Wolford AG                                                 11,252      281,882       0.0%
   Zumtobel Group AG                                         163,135    2,861,624       0.1%
                                                                     ------------       ---
TOTAL AUSTRIA                                                         138,279,857       3.3%
                                                                     ------------       ---
BELGIUM -- (4.3%)
#* Ablynx NV                                                 303,349    2,995,281       0.1%
   Ackermans & van Haaren NV                                 134,383   18,652,359       0.5%
*  AGFA-Gevaert NV                                           965,465    4,012,573       0.1%
   Atenor                                                      7,383      374,358       0.0%
   Banque Nationale de Belgique                                  986    3,052,430       0.1%
   Barco NV                                                   65,535    5,154,256       0.1%
   Bekaert SA                                                183,930    8,176,837       0.2%
   bpost SA                                                  447,777   11,912,875       0.3%
#* Celyad SA                                                  17,193      294,093       0.0%
   Cie d'Entreprises CFE                                      49,147    5,417,347       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
BELGIUM -- (Continued)
#* Cie Immobiliere de Belgique SA                           14,788 $    823,787       0.0%
   Co.Br.Ha Societe Commerciale de Brasserie SA                111      341,728       0.0%
   D'ieteren SA                                            131,557    5,799,620       0.2%
*  Dalenys                                                  20,562      138,748       0.0%
   Deceuninck NV                                           358,205      928,802       0.0%
   Econocom Group SA                                       343,333    5,105,461       0.1%
   Elia System Operator SA                                 169,789    8,786,743       0.2%
   Euronav NV                                              679,242    5,314,284       0.1%
   EVS Broadcast Equipment SA                               74,156    2,595,934       0.1%
#  Exmar NV                                                174,456    1,246,590       0.0%
#* Fagron                                                  224,088    2,203,287       0.1%
*  Galapagos NV                                            175,431   10,674,046       0.3%
   Gimv NV                                                  28,695    1,544,360       0.0%
   Ion Beam Applications                                   115,719    5,495,617       0.1%
   Jensen-Group NV                                          13,482      507,800       0.0%
   Kinepolis Group NV                                       94,699    4,261,069       0.1%
#  Lotus Bakeries                                            1,454    3,994,908       0.1%
#* MDxHealth                                               180,487      927,063       0.0%
   Melexis NV                                              113,838    7,453,143       0.2%
#* Nyrstar NV                                              745,541    3,828,168       0.1%
   Ontex Group NV                                          314,694    9,518,938       0.2%
*  Orange Belgium SA                                       167,280    3,767,558       0.1%
   Picanol                                                  28,800    2,358,197       0.1%
   RealDolmen                                                8,137      201,617       0.0%
*  RealDolmen NV                                               120            2       0.0%
   Recticel SA                                             218,046    1,424,957       0.0%
   Resilux                                                   5,006      833,449       0.0%
   Roularta Media Group NV                                  10,263      284,070       0.0%
   Sioen Industries NV                                      50,430    1,503,502       0.0%
   Sipef SA                                                 25,871    1,483,692       0.0%
*  Telenet Group Holding NV                                 49,363    2,642,968       0.1%
   TER Beke SA                                               2,260      364,651       0.0%
*  Tessenderlo Chemie NV                                   190,301    6,353,326       0.2%
#* ThromboGenics NV                                        159,152      494,251       0.0%
   Umicore SA                                              412,343   25,063,062       0.6%
   Van de Velde NV                                          35,498    2,500,221       0.1%
*  Viohalco SA                                             583,796      857,673       0.0%
                                                                   ------------       ---
TOTAL BELGIUM                                                       191,665,701       4.6%
                                                                   ------------       ---
DENMARK -- (4.5%)
   ALK-Abello A.S.                                          30,494    4,125,364       0.1%
   Alm Brand A.S.                                          468,716    3,527,456       0.1%
#  Ambu A.S. Class B                                       124,859    6,470,798       0.2%
   Arkil Holding A.S. Class B                                  504       65,218       0.0%
*  Bang & Olufsen A.S.                                     171,033    1,890,745       0.0%
   BankNordik P/F                                            1,753       33,641       0.0%
#* Bavarian Nordic A.S.                                    143,640    4,866,071       0.1%
   Brodrene Hartmann A.S.                                   13,519      667,864       0.0%
#* D/S Norden A.S.                                         133,802    1,905,351       0.1%
   DFDS A.S.                                               157,956    7,632,152       0.2%
   Djurslands Bank A.S.                                      8,970      287,949       0.0%
#  FLSmidth & Co. A.S.                                     260,041    9,435,034       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
DENMARK -- (Continued)
   Fluegger A.S. Class B                                       4,198 $    205,802       0.0%
*  Genmab A.S.                                                41,348    6,808,944       0.2%
   GN Store Nord A.S.                                        826,732   16,756,414       0.4%
*  GPV Industri A.S. Series B                                  2,200           --       0.0%
   Gronlandsbanken A.S.                                        1,125      100,223       0.0%
*  H+H International A.S. Class B                             44,617      448,255       0.0%
   Harboes Bryggeri A.S. Class B                              16,516      342,483       0.0%
   IC Group A.S.                                              38,440      908,334       0.0%
#* Jeudan A.S.                                                 5,970      612,671       0.0%
   Jyske Bank A.S.                                           345,747   15,676,272       0.4%
   Lan & Spar Bank                                             4,981      274,207       0.0%
   Matas A.S.                                                180,232    3,497,880       0.1%
   NKT Holding A.S.                                          135,151    9,099,145       0.2%
#  NNIT A.S.                                                  11,061      328,933       0.0%
#  Nordjyske Bank A.S.                                        36,553      538,652       0.0%
*  Parken Sport & Entertainment A.S.                          33,556      379,130       0.0%
   Per Aarsleff Holding A.S.                                 107,320    2,532,023       0.1%
   Ringkjoebing Landbobank A.S.                               23,199    4,911,770       0.1%
   Roblon A.S. Class B                                         2,700       93,922       0.0%
   Rockwool International A.S. Class B                        38,187    6,387,090       0.2%
   Royal Unibrew A.S.                                        227,860   10,659,617       0.3%
   RTX A.S.                                                   35,303      612,680       0.0%
*  Santa Fe Group A.S.                                       127,806    1,242,123       0.0%
   Schouw & Co., AB                                           71,589    4,541,489       0.1%
   SimCorp A.S.                                              210,233   11,609,795       0.3%
   Solar A.S. Class B                                         27,698    1,522,294       0.0%
   Spar Nord Bank A.S.                                       353,296    3,542,391       0.1%
   Sydbank A.S.                                              356,133   11,120,707       0.3%
*  TDC A.S.                                                4,148,072   22,870,392       0.6%
*  Tivoli A.S.                                                 9,370      590,993       0.0%
#* TK Development A.S.                                       608,784      805,903       0.0%
*  Topdanmark A.S.                                           491,266   13,221,375       0.3%
   Tryg A.S.                                                  65,070    1,268,927       0.0%
   United International Enterprises                           10,218    1,890,729       0.0%
*  Vestjysk Bank A.S.                                         53,413       73,333       0.0%
*  William Demant Holding A.S.                               365,410    6,799,199       0.2%
#* Zealand Pharma A.S.                                        62,015      859,460       0.0%
                                                                     ------------       ---
TOTAL DENMARK                                                         204,041,200       4.9%
                                                                     ------------       ---
FINLAND -- (6.5%)
   Ahlstrom Oyj                                               46,794      652,862       0.0%
   Aktia Bank Oyj                                             92,898      928,038       0.0%
   Alandsbanken Abp Class B                                   21,354      310,545       0.0%
   Alma Media Oyj                                             42,130      242,740       0.0%
   Amer Sports Oyj                                           641,324   17,449,969       0.4%
   Apetit Oyj                                                 18,766      266,183       0.0%
   Aspo Oyj                                                   92,762      718,982       0.0%
   Atria Oyj                                                  42,958      471,455       0.0%
#* BasWare Oyj                                                43,305    1,592,876       0.0%
#  Bittium Oyj                                               124,764      772,890       0.0%
   Cargotec Oyj Class B                                      235,592    9,661,691       0.2%
#  Caverion Corp.                                            522,975    3,762,744       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
FINLAND -- (Continued)
   Citycon Oyj                                             2,200,212 $ 5,155,985       0.1%
#  Comptel Oyj                                               360,144     849,333       0.0%
   Cramo Oyj                                                 190,163   4,983,929       0.1%
   Digia Oyj                                                  48,912     177,465       0.0%
   Elisa Oyj                                                 734,075  24,731,862       0.6%
   F-Secure Oyj                                              529,757   1,873,000       0.0%
*  Finnair Oyj                                               450,180   1,995,438       0.1%
#  Fiskars Oyj Abp                                           190,312   3,409,473       0.1%
*  Glaston Oyj Abp                                            46,084      16,989       0.0%
   HKScan Oyj Class A                                        172,657     601,059       0.0%
   Huhtamaki Oyj                                             467,536  18,868,806       0.5%
   Ilkka-Yhtyma Oyj                                           61,503     187,734       0.0%
   Kemira Oyj                                                653,778   7,791,775       0.2%
   Kesko Oyj Class A                                           9,264     432,643       0.0%
   Kesko Oyj Class B                                         345,206  17,153,261       0.4%
   Konecranes Oyj                                            262,339   8,935,881       0.2%
   Lassila & Tikanoja Oyj                                    171,857   3,578,017       0.1%
   Lemminkainen Oyj                                           30,098     571,017       0.0%
#  Metsa Board Oyj                                         1,336,761   7,679,075       0.2%
   Metso Oyj                                                 549,230  14,400,676       0.4%
#  Munksjo Oyj                                                24,345     349,892       0.0%
   Nokian Renkaat Oyj                                        623,433  20,910,928       0.5%
   Olvi Oyj Class A                                           68,749   2,081,902       0.1%
   Oriola-KD Oyj Class A                                       6,054      27,611       0.0%
   Oriola-KD Oyj Class B                                     628,439   2,945,084       0.1%
   Orion Oyj Class A                                         126,645   5,379,764       0.1%
   Orion Oyj Class B                                         436,647  18,585,395       0.5%
#* Outokumpu Oyj                                           3,022,031  21,068,282       0.5%
#* Outotec Oyj                                               900,395   3,920,598       0.1%
#  PKC Group Oyj                                             115,436   2,024,372       0.1%
   Ponsse Oy                                                  47,631   1,190,119       0.0%
*  Poyry Oyj                                                 188,253     639,360       0.0%
*  QT Group Oyj                                               48,912     275,508       0.0%
   Raisio Oyj Class V                                        573,332   2,397,237       0.1%
   Ramirent Oyj                                              378,668   2,792,073       0.1%
   Rapala VMC Oyj                                            109,543     506,751       0.0%
#  Revenio Group Oyj                                          23,248     683,263       0.0%
   Saga Furs Oyj                                                 368       5,497       0.0%
   Sanoma Oyj                                                754,064   7,051,295       0.2%
   Sponda Oyj                                                515,835   2,442,198       0.1%
   SRV Group Oyj                                              23,502     112,360       0.0%
*  Stockmann Oyj Abp Class A                                  42,474     321,882       0.0%
#* Stockmann Oyj Abp Class B                                 156,005   1,165,124       0.0%
   Technopolis Oyj                                           905,646   3,131,348       0.1%
   Teleste Oyj                                                46,406     494,764       0.0%
   Tieto Oyj                                                 295,694   8,111,619       0.2%
#  Tikkurila Oyj                                             209,297   4,029,638       0.1%
   Uponor Oyj                                                283,661   4,825,452       0.1%
   Vaisala Oyj Class A                                        47,987   1,629,806       0.0%
   Valmet Oyj                                                526,890   7,822,778       0.2%
   Viking Line Abp                                            10,366     250,483       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
FINLAND -- (Continued)
   YIT Oyj                                                 598,077 $  4,987,906       0.1%
                                                                   ------------       ---
TOTAL FINLAND                                                       292,384,682       7.0%
                                                                   ------------       ---
FRANCE -- (12.5%)
   ABC Arbitrage                                           144,886    1,204,801       0.0%
   Actia Group                                              48,398      433,635       0.0%
#* Air France-KLM                                          993,402    6,055,475       0.2%
   Akka Technologies                                        51,478    1,800,018       0.1%
   Albioma SA                                               95,177    1,572,219       0.0%
   Altamir                                                 111,564    1,425,752       0.0%
   Alten SA                                                136,617    9,761,178       0.2%
   Altran Technologies SA                                  771,932   11,014,278       0.3%
   April SA                                                 74,473    1,021,060       0.0%
#* Archos                                                  138,714      210,172       0.0%
   Arkema SA                                               298,145   28,270,807       0.7%
   Assystem                                                 62,634    1,877,621       0.1%
   Aubay                                                    29,713      842,558       0.0%
*  Ausy                                                        980       58,888       0.0%
   Axway Software SA                                        30,384      930,645       0.0%
   Bastide le Confort Medical                                8,920      219,419       0.0%
#  Beneteau SA                                             193,357    2,235,668       0.1%
*  Bigben Interactive                                        3,583       24,736       0.0%
   BioMerieux                                               67,996    9,906,395       0.2%
   Boiron SA                                                38,334    3,239,939       0.1%
   Bonduelle SCA                                            74,889    1,774,484       0.1%
#  Bourbon Corp.                                            93,321    1,217,898       0.0%
   Burelle SA                                                3,739    3,676,831       0.1%
#  Casino Guichard Perrachon SA                              3,794      188,869       0.0%
#  Catering International Services                          14,124      227,057       0.0%
#* Cegedim SA                                               23,645      601,965       0.0%
*  Cegid Group SA                                           26,749           --       0.0%
#* CGG SA                                                   97,011    2,562,281       0.1%
   Chargeurs SA                                             95,815    1,665,861       0.1%
   Cie des Alpes                                            38,937      720,948       0.0%
*  Coface SA                                               134,138      868,572       0.0%
   Derichebourg SA                                         549,528    1,718,576       0.1%
   Devoteam SA                                              27,976    1,510,905       0.0%
   Dom Security                                              2,414      116,552       0.0%
   Edenred                                                 946,779   21,911,853       0.5%
   Electricite de Strasbourg SA                             21,168    2,324,762       0.1%
   Elior Group                                             345,612    7,763,961       0.2%
   Elis SA                                                 118,875    1,974,972       0.1%
#* Eramet                                                   28,909    1,356,894       0.0%
*  Esso SA Francaise                                        14,895      599,027       0.0%
#* Etablissements Maurel et Prom                           844,597    3,717,812       0.1%
   Euler Hermes Group                                       56,627    4,912,186       0.1%
   Eurofins Scientific SE                                   38,653   17,565,704       0.4%
   Euronext NV                                             222,917    8,926,867       0.2%
   Eutelsat Communications SA                               33,157      694,799       0.0%
   Exel Industries Class A                                  10,330      756,297       0.0%
   Faiveley Transport SA                                    34,183    3,726,692       0.1%
   Faurecia                                                306,467   11,296,811       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
FRANCE -- (Continued)
#  Fimalac                                                     272 $    29,427       0.0%
   Fleury Michon SA                                          5,962     390,046       0.0%
   Gaumont SA                                               13,521     797,892       0.0%
   Gaztransport Et Technigaz SA                             72,536   2,450,752       0.1%
   GEA                                                       2,433     229,057       0.0%
   Gevelot SA                                                3,466     537,140       0.0%
   GL Events                                                48,589     866,554       0.0%
   Groupe Crit                                              23,258   1,533,938       0.0%
*  Groupe Flo                                                5,644       4,524       0.0%
*  Groupe Fnac SA                                           49,162   3,355,973       0.1%
#* Groupe Gorge                                             22,858     491,580       0.0%
   Groupe Open                                              26,685     717,030       0.0%
   Guerbet                                                  32,666   1,941,254       0.1%
   Haulotte Group SA                                        74,466   1,031,991       0.0%
   Havas SA                                                519,269   4,226,752       0.1%
*  Herige SADCS                                              4,147     113,578       0.0%
#* HiPay Group SA                                           24,579     278,268       0.0%
#* ID Logistics Group                                        5,509     777,070       0.0%
   Imerys SA                                               145,098  10,102,361       0.3%
   Ingenico Group SA                                        43,343   3,428,338       0.1%
#  Interparfums SA                                          54,443   1,562,473       0.0%
   Ipsen SA                                                162,032  11,201,448       0.3%
   IPSOS                                                   168,064   5,489,052       0.1%
   Jacquet Metal Service                                    67,512   1,133,443       0.0%
   Korian SA                                               196,034   6,004,352       0.2%
   Lagardere SCA                                           619,304  15,771,620       0.4%
#  Lanson-BCC                                                8,795     324,267       0.0%
   Laurent-Perrier                                          12,372     950,930       0.0%
   Le Noble Age                                             24,612     866,049       0.0%
   Lectra                                                  115,852   2,094,076       0.1%
   Linedata Services                                         8,608     397,033       0.0%
   LISI                                                     94,248   2,791,959       0.1%
   Maisons France Confort SA                                15,298     802,050       0.0%
   Manitou BF SA                                            48,399     873,741       0.0%
   Manutan International                                    14,076     918,745       0.0%
   Mersen                                                  117,956   2,360,808       0.1%
#* METabolic EXplorer SA                                   151,621     360,058       0.0%
   Metropole Television SA                                 293,607   5,115,685       0.1%
   MGI Coutier                                              55,136   1,550,063       0.0%
   Mr Bricolage                                             30,731     445,032       0.0%
*  Naturex                                                  31,570   2,864,390       0.1%
   Neopost SA                                              176,348   5,340,940       0.1%
*  Nexans SA                                               188,998  10,743,082       0.3%
   Nexity SA                                               171,171   8,594,239       0.2%
#* Nicox                                                    76,283     613,256       0.0%
*  NRJ Group                                                71,278     709,847       0.0%
#  Oeneo SA                                                107,682     960,073       0.0%
#* Onxeo SA(B04P0G6)                                       160,610     419,556       0.0%
#* Onxeo SA(BPFJVR0)                                        48,958     128,292       0.0%
   Orpea                                                   172,238  14,335,022       0.4%
#* Parrot SA                                                25,254     224,302       0.0%
#* Pierre & Vacances SA                                     26,157   1,023,534       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
FRANCE -- (Continued)
   Plastic Omnium SA                                         318,364 $10,381,745       0.3%
   Plastivaloire                                               1,182     148,036       0.0%
   PSB Industries SA                                           8,161     412,283       0.0%
#  Rallye SA                                                 128,234   2,323,231       0.1%
   Remy Cointreau SA                                          45,564   3,694,470       0.1%
   Rexel SA                                                1,596,995  22,149,109       0.5%
#  Robertet SA                                                 3,063   1,053,390       0.0%
   Rothschild & Co.                                           21,428     508,351       0.0%
   Rubis SCA                                                 203,675  18,573,358       0.5%
   Samse SA                                                    8,068   1,258,510       0.0%
   Sartorius Stedim Biotech                                  101,854   6,872,611       0.2%
   Savencia SA                                                33,142   2,030,167       0.1%
   SEB SA                                                    120,657  17,757,736       0.4%
   Seche Environnement SA                                     11,799     362,408       0.0%
#* Sequana SA                                                289,137     494,832       0.0%
*  Societe des Bains de Mer et du Cercle des Etrangers a
   Monaco                                                     60,258   1,926,445       0.1%
*  Societe Internationale de Plantations d'Heveas SA           7,523     305,208       0.0%
   Societe Marseillaise du Tunnel Prado-Carenage SA            3,434     124,196       0.0%
   Societe pour l'Informatique Industrielle                   39,566     651,806       0.0%
*  SOITEC                                                  1,279,868   1,222,201       0.0%
#* Solocal Group                                             170,329     591,227       0.0%
   Somfy SA                                                   20,959   8,745,086       0.2%
   Sopra Steria Group                                         74,501   7,579,248       0.2%
   SPIE SA                                                    82,599   1,560,953       0.0%
*  Stallergenes Greer P.L.C.                                  12,201     389,733       0.0%
*  Ste Industrielle d'Aviation Latecoere SA                  310,883   1,193,179       0.0%
   Stef SA                                                    28,166   2,180,461       0.1%
#  STMicroelectronics NV                                   2,136,887  20,281,219       0.5%
*  Store Electronic                                           14,048     380,248       0.0%
   Sword Group                                                32,374     970,045       0.0%
   Synergie SA                                                69,989   2,263,946       0.1%
   Tarkett SA                                                 54,324   1,934,595       0.1%
   Technicolor SA                                          1,482,868   8,662,783       0.2%
   Teleperformance                                           336,308  35,533,493       0.9%
#  Television Francaise 1                                    626,436   5,769,707       0.1%
   Tessi SA                                                    6,807   1,037,535       0.0%
#  TFF Group                                                   5,065     565,212       0.0%
#  Thermador Groupe                                           13,789   1,192,803       0.0%
   Total Gabon                                                 1,515     216,509       0.0%
*  Touax SA                                                    5,568      66,795       0.0%
   Trigano SA                                                 46,958   3,321,528       0.1%
*  Ubisoft Entertainment SA                                  521,852  17,756,325       0.4%
   Union Financiere de France BQE SA                          16,855     447,797       0.0%
#* Vallourec SA                                              941,957   4,629,065       0.1%
#* Valneva SE                                                218,939     596,222       0.0%
   Vetoquinol SA                                              16,625     836,250       0.0%
#  Vicat SA                                                   86,767   5,455,209       0.1%
   VIEL & Cie SA                                             161,700     640,298       0.0%
#  Vilmorin & Cie SA                                          27,056   1,626,868       0.1%
*  Virbac SA                                                  22,063   3,510,917       0.1%
   Vranken-Pommery Monopole SA                                18,262     459,803       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
FRANCE -- (Continued)
*  Worldline SA                                             23,932 $    657,360       0.0%
                                                                   ------------      ----
TOTAL FRANCE                                                        560,060,154      13.5%
                                                                   ------------      ----
GERMANY -- (15.4%)
   Aareal Bank AG                                          409,233   14,802,028       0.4%
   Adler Modemaerkte AG                                     41,855      237,747       0.0%
#* ADLER Real Estate AG                                    111,691    1,639,021       0.0%
*  ADVA Optical Networking SE                              194,362    1,548,847       0.0%
#* AIXTRON SE                                              396,410    1,885,545       0.1%
*  Aligna AG                                               318,087           --       0.0%
   All for One Steeb AG                                        569       32,174       0.0%
   Allgeier SE                                              26,260      518,629       0.0%
#  Amadeus Fire AG                                          30,007    2,410,562       0.1%
*  AS Creation Tapeten                                       7,109      247,540       0.0%
   Aurubis AG                                              180,566    9,414,074       0.2%
#  Axel Springer SE                                        194,300    9,734,239       0.2%
   Basler AG                                                 3,576      225,282       0.0%
   Bauer AG                                                 33,835      464,672       0.0%
#  BayWa AG(5838057)                                        78,978    2,653,672       0.1%
   BayWa AG(5838068)                                           124        4,247       0.0%
   Bechtle AG                                               80,333    8,448,691       0.2%
#  Bertrandt AG                                             27,357    2,909,712       0.1%
   Bijou Brigitte AG                                        19,236    1,141,141       0.0%
#* Bilfinger SE                                            178,040    6,269,496       0.2%
   Biotest AG                                               60,306    1,077,197       0.0%
*  BKN International AG                                     33,408           --       0.0%
#  Borussia Dortmund GmbH & Co. KGaA                       473,904    2,990,056       0.1%
   BRAAS Monier Building Group SA                           19,013      547,940       0.0%
   CANCOM SE                                                86,805    3,950,812       0.1%
   Carl Zeiss Meditec AG                                   160,352    5,772,227       0.1%
   CENIT AG                                                 50,111    1,252,069       0.0%
   CENTROTEC Sustainable AG                                 44,227      726,881       0.0%
   Cewe Stiftung & Co. KGAA                                 31,218    2,991,351       0.1%
#  Clere AG                                                 21,096      441,261       0.0%
   Comdirect Bank AG                                       182,514    1,853,047       0.0%
   CompuGroup Medical SE                                   119,816    5,309,305       0.1%
*  Constantin Medien AG                                    340,089      768,282       0.0%
   CropEnergies AG                                         116,924      662,093       0.0%
   CTS Eventim AG & Co. KGaA                               216,083    7,755,271       0.2%
   Data Modul AG                                            11,455      643,459       0.0%
#* DEAG Deutsche Entertainment AG                           13,697       37,736       0.0%
#  Delticom AG                                              28,981      551,889       0.0%
   Deutsche Beteiligungs AG                                 48,588    1,642,501       0.0%
   Deutsche EuroShop AG                                    220,384    9,525,047       0.2%
   Deutsche Lufthansa AG                                    28,830      368,998       0.0%
   Deutz AG                                                599,311    2,964,350       0.1%
*  Dialog Semiconductor P.L.C.                             382,079   15,026,045       0.4%
   DIC Asset AG                                            265,874    2,551,009       0.1%
   DMG Mori AG                                             263,450   12,058,941       0.3%
#  Dr Hoenle AG                                             25,078      695,752       0.0%
   Draegerwerk AG & Co. KGaA                                 9,611      613,908       0.0%
#  Drillisch AG                                            225,064   10,283,302       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
GERMANY -- (Continued)
   Duerr AG                                                  133,802 $ 9,977,640       0.2%
   Eckert & Ziegler AG                                        17,297     401,202       0.0%
   Elmos Semiconductor AG                                     53,988     817,577       0.0%
#  ElringKlinger AG                                          167,277   2,591,183       0.1%
*  Euromicron AG                                              32,612     261,390       0.0%
*  Evotec AG                                               1,103,203   6,049,640       0.2%
   Fielmann AG                                               114,167   7,923,567       0.2%
*  First Sensor AG                                            19,888     310,047       0.0%
   Francotyp-Postalia Holding AG Class A                      53,729     259,534       0.0%
   Fraport AG Frankfurt Airport Services Worldwide           179,584  10,660,189       0.3%
   Freenet AG                                                652,809  18,715,461       0.5%
   Fuchs Petrolub SE                                         147,943   5,853,957       0.1%
   Gerresheimer AG                                           198,146  14,946,146       0.4%
#  Gerry Weber International AG                               98,127   1,225,076       0.0%
#  Gesco AG                                                   14,489   1,158,094       0.0%
   GFK SE                                                     76,920   2,594,191       0.1%
   GFT Technologies SE                                        90,843   1,818,261       0.0%
   Grammer AG                                                 79,765   4,566,282       0.1%
   GRENKE AG                                                  36,620   6,375,340       0.2%
*  H&R GmbH & Co. KGaA                                        33,528     620,709       0.0%
   Hamburger Hafen und Logistik AG                           113,533   1,804,670       0.0%
#* Heidelberger Druckmaschinen AG                          1,401,673   3,722,441       0.1%
   Hella KGaA Hueck & Co.                                    106,323   4,057,733       0.1%
*  Highlight Communications AG                                94,846     542,641       0.0%
   Hochtief AG                                                16,307   2,226,670       0.1%
#* HolidayCheck Group AG                                     114,390     281,630       0.0%
   Hornbach Baumarkt AG                                       20,885     659,127       0.0%
   Hugo Boss AG                                              213,956  13,453,629       0.3%
   Indus Holding AG                                          129,827   7,662,934       0.2%
#  Init Innovation In Traffic Systems AG                      23,180     396,617       0.0%
   Isra Vision AG                                             18,038   2,098,369       0.1%
   Jenoptik AG                                               262,122   4,504,808       0.1%
#  K+S AG                                                    990,931  20,066,101       0.5%
*  Kampa AG                                                    7,101         117       0.0%
   KION Group AG                                             258,832  15,638,698       0.4%
*  Kloeckner & Co. SE                                        555,392   6,935,658       0.2%
*  Koenig & Bauer AG                                          69,890   3,289,345       0.1%
#* Kontron AG                                                437,004   1,501,198       0.0%
   Krones AG                                                  75,044   7,654,466       0.2%
   KSB AG                                                      3,466   1,428,251       0.0%
*  KUKA AG                                                   135,482  15,374,609       0.4%
   KWS Saat SE                                                15,970   5,225,012       0.1%
   Lanxess AG                                                484,758  31,084,953       0.8%
   LEG Immobilien AG                                         306,750  25,874,994       0.6%
   Leifheit AG                                                13,935     902,860       0.0%
   Leoni AG                                                  159,356   6,044,283       0.2%
#* LPKF Laser & Electronics AG                                76,947     590,508       0.0%
#* Manz AG                                                    20,001     729,904       0.0%
*  MasterFlex SE                                              19,347     140,712       0.0%
*  Mediclin AG                                                88,966     558,521       0.0%
*  Medigene AG                                                54,012     479,036       0.0%
   MLP AG                                                    296,006   1,201,303       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
GERMANY -- (Continued)
*  msg life ag                                              11,646 $    28,755       0.0%
   MTU Aero Engines AG                                     249,839  26,089,184       0.6%
   MVV Energie AG                                           11,041     245,171       0.0%
   Nemetschek SE                                           107,874   6,728,295       0.2%
   Nexus AG                                                 49,542   1,015,269       0.0%
*  Nordex SE                                               307,691   8,103,835       0.2%
   Norma Group SE                                          202,672   9,325,537       0.2%
   OHB SE                                                   34,003     705,219       0.0%
   Osram Licht AG                                          343,036  19,483,339       0.5%
#* Paion AG                                                 47,336     126,206       0.0%
   paragon AG                                                4,815     197,982       0.0%
*  Patrizia Immobilien AG                                  263,203   5,448,204       0.1%
*  Petro Welt Technologies AG                                6,474      46,132       0.0%
   Pfeiffer Vacuum Technology AG                            52,225   4,738,832       0.1%
   PNE Wind AG                                             367,537     822,970       0.0%
   Progress-Werk Oberkirch AG                                7,571     311,596       0.0%
#  PSI AG Gesellschaft Fuer Produkte und Systeme der
   Informationstechnologie                                  27,232     362,196       0.0%
   Puma SE                                                  10,528   2,623,826       0.1%
*  PVA TePla AG                                             46,019     126,833       0.0%
*  QIAGEN NV                                               744,663  18,212,580       0.4%
#  QSC AG                                                  498,723   1,029,113       0.0%
#  R Stahl AG                                               14,952     495,412       0.0%
   Rational AG                                              14,449   7,507,654       0.2%
   Rheinmetall AG                                          223,411  15,508,712       0.4%
   RHOEN-KLINIKUM AG                                       235,088   6,544,280       0.2%
#  RIB Software AG                                         157,104   2,131,109       0.1%
   S&T AG                                                   15,456     152,569       0.0%
   SAF-Holland SA                                          248,917   3,342,840       0.1%
   Salzgitter AG                                           212,972   7,000,809       0.2%
#  Schaltbau Holding AG                                     27,311     845,142       0.0%
   Schloss Wachenheim AG                                     7,479     126,153       0.0%
*  SER Systems AG                                            9,400          --       0.0%
#* SGL Carbon SE                                           201,274   2,511,768       0.1%
   SHW AG                                                   25,624     888,305       0.0%
*  Siltronic AG                                              6,953     250,901       0.0%
   Sixt Leasing SE                                           7,617     169,105       0.0%
   Sixt SE                                                  80,910   4,909,657       0.1%
#  SMA Solar Technology AG                                  59,062   1,516,767       0.0%
*  SMT Scharf AG                                            18,103     217,352       0.0%
   Softing AG                                               21,576     288,679       0.0%
   Software AG                                             309,788  11,258,991       0.3%
#* Solarworld AG                                            13,177      50,813       0.0%
*  Stabilus SA                                              29,094   1,517,611       0.0%
   Stada Arzneimittel AG                                   306,492  15,370,132       0.4%
   STRATEC Biomedical AG                                    21,521   1,230,348       0.0%
#  Stroeer SE & Co. KGaA                                   116,515   5,330,647       0.1%
   Suedzucker AG                                           438,206  11,241,099       0.3%
*  Suess MicroTec AG                                       105,674     740,455       0.0%
   Surteco SE                                               25,640     647,511       0.0%
   TAG Immobilien AG                                       798,736  10,650,867       0.3%
   Takkt AG                                                163,454   3,876,666       0.1%
   Technotrans AG                                           32,047     766,909       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
GERMANY -- (Continued)
   TLG Immobilien AG                                         152,128 $  3,189,417       0.1%
#* Tom Tailor Holding AG                                     108,631      544,774       0.0%
   VERBIO Vereinigte BioEnergie AG                           127,536      951,358       0.0%
#* Vossloh AG                                                 68,437    4,160,200       0.1%
#  VTG AG                                                     80,128    2,445,264       0.1%
   Wacker Chemie AG                                           77,716    6,933,353       0.2%
   Wacker Neuson SE                                          146,155    2,021,996       0.1%
   Washtec AG                                                 42,100    2,142,335       0.1%
   XING AG                                                    16,563    3,378,107       0.1%
   Zeal Network SE                                            33,676    1,144,486       0.0%
                                                                     ------------      ----
TOTAL GERMANY                                                         690,676,959      16.7%
                                                                     ------------      ----
GREECE -- (0.0%)
*  Alfa Alfa Energy SA                                         3,810           --       0.0%
*  Alysida SA                                                  2,376           --       0.0%
*  Atlantic Supermarkets SA                                   34,730           --       0.0%
*  Babis Vovos International Construction SA                  21,073           --       0.0%
*  Balafas SA                                                 15,200           --       0.0%
*  Elektroniki Athinon SA                                      7,497           --       0.0%
*  Etma Rayon SA                                              11,242           --       0.0%
*  Informatics SA                                              3,778           --       0.0%
*  Ipirotiki Software & Publications SA                       22,110           --       0.0%
*  Lan-Net SA                                                 12,688           --       0.0%
*  Neorion Holdings SA                                        14,991           --       0.0%
*  Promota Hellas SA                                           8,860           --       0.0%
*  T Bank SA                                                 228,007           --       0.0%
*  Themeliodomi SA                                            37,422           --       0.0%
                                                                     ------------      ----
TOTAL GREECE                                                                   --       0.0%
                                                                     ------------      ----
IRELAND -- (1.2%)
   C&C Group P.L.C.(B011Y09)                               1,077,904    4,135,723       0.1%
   C&C Group P.L.C.(B010DT8)                                 399,607    1,547,124       0.0%
   Datalex P.L.C.                                             60,575      222,784       0.0%
*  FBD Holdings P.L.C.                                       125,728      872,938       0.0%
   Glanbia P.L.C.(4058629)                                     7,822      127,420       0.0%
   Glanbia P.L.C.(0066950)                                   700,613   11,410,889       0.3%
   IFG Group P.L.C.                                          302,015      597,637       0.0%
*  Independent News & Media P.L.C.                         1,593,163      206,135       0.0%
   Irish Continental Group P.L.C.(BLP5857)                   361,886    1,687,660       0.1%
   Irish Continental Group P.L.C.(BLP59W1)                   234,200    1,075,521       0.0%
   Kingspan Group P.L.C.                                     583,900   14,298,661       0.4%
   Paddy Power Betfair P.L.C.                                 46,685    4,837,741       0.1%
   Smurfit Kappa Group P.L.C.                                555,722   12,193,817       0.3%
                                                                     ------------      ----
TOTAL IRELAND                                                          53,214,050       1.3%
                                                                     ------------      ----
ISRAEL -- (1.8%)
*  ADO Group, Ltd.                                            49,052      631,923       0.0%
#* Africa Israel Investments, Ltd.                         1,160,746      333,016       0.0%
   Africa Israel Properties, Ltd.                             78,320    1,350,192       0.0%
   Africa Israel Residences, Ltd.                                594       12,077       0.0%
#* Airport City, Ltd.                                        316,100    3,435,538       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
ISRAEL -- (Continued)
   Albaad Massuot Yitzhak, Ltd.                                  466 $    7,429       0.0%
#* Allot Communications, Ltd.                                127,151    664,619       0.0%
#  Alrov Properties and Lodgings, Ltd.                        44,380    945,470       0.0%
   Amot Investments, Ltd.                                    452,653  1,888,942       0.1%
   Arad, Ltd.                                                  1,053     10,016       0.0%
   Ashtrom Properties, Ltd.                                   23,018     88,571       0.0%
#* AudioCodes, Ltd.                                          163,675    866,394       0.0%
   Avgol Industries 1953, Ltd.                               407,132    481,819       0.0%
*  Azorim-Investment Development & Construction Co., Ltd.    380,820    356,064       0.0%
   Bayside Land Corp.                                          3,610  1,412,226       0.0%
#  Big Shopping Centers, Ltd.                                 17,790  1,195,661       0.0%
*  BioLine RX, Ltd.                                           59,630     60,046       0.0%
#  Blue Square Real Estate, Ltd.                              22,369    905,564       0.0%
   Brack Capital Properties NV                                11,927  1,024,557       0.0%
#* Cellcom Israel, Ltd.                                      283,451  2,139,196       0.1%
#* Ceragon Networks, Ltd.                                    109,184    285,502       0.0%
#* Clal Biotechnology Industries, Ltd.                       174,162    130,165       0.0%
#* Clal Insurance Enterprises Holdings, Ltd.                  88,091  1,011,888       0.0%
*  Cohen Development & Industrial Buildings, Ltd.              2,564     60,549       0.0%
#* Compugen, Ltd.                                            185,531  1,069,812       0.0%
   Delek Automotive Systems, Ltd.                            168,811  1,442,449       0.1%
#  Delta-Galil Industries, Ltd.                               51,149  1,455,775       0.1%
   Direct Insurance Financial Investments, Ltd.               73,126    621,558       0.0%
   El Al Israel Airlines                                   1,470,062  1,433,070       0.0%
*  Electra Consumer Products 1970, Ltd.                       12,719    168,490       0.0%
#  Electra, Ltd.                                               8,540  1,172,340       0.0%
#  Elron Electronic Industries, Ltd.                          62,094    291,203       0.0%
   Energix-Renewable Energies, Ltd.                           78,065     52,468       0.0%
*  Equital, Ltd.                                               7,312    138,024       0.0%
#* Evogene, Ltd.                                              70,559    420,816       0.0%
#  First International Bank Of Israel, Ltd.                  180,262  2,319,393       0.1%
   FMS Enterprises Migun, Ltd.                                11,414    294,823       0.0%
   Formula Systems 1985, Ltd.                                 44,239  1,715,666       0.1%
   Fox Wizel, Ltd.                                            19,541    304,724       0.0%
   Frutarom Industries, Ltd.                                  27,256  1,440,278       0.0%
#* Gilat Satellite Networks, Ltd.                            113,132    497,466       0.0%
#* Hadera Paper, Ltd.                                         10,176    367,246       0.0%
   Harel Insurance Investments & Financial Services, Ltd.    552,043  2,134,549       0.1%
   Hilan, Ltd.                                                45,185    693,272       0.0%
#  IDI Insurance Co., Ltd.                                    22,850  1,133,431       0.0%
#  Industrial Buildings Corp., Ltd.                          475,849    572,224       0.0%
*  Israel Discount Bank, Ltd. Class A                      2,736,507  5,025,945       0.1%
   Israel Land Development Co., Ltd. (The)                    22,310    128,217       0.0%
*  Jerusalem Oil Exploration                                  45,662  2,009,606       0.1%
#* Kamada, Ltd.                                              126,672    732,590       0.0%
*  Kenon Holdings, Ltd.                                       27,135    263,682       0.0%
   Kerur Holdings, Ltd.                                        7,088    162,459       0.0%
   Klil Industries, Ltd.                                         550     45,514       0.0%
   Maabarot Products, Ltd.                                    21,999    349,221       0.0%
   Magic Software Enterprises, Ltd.                           92,863    682,885       0.0%
#  Matrix IT, Ltd.                                           178,144  1,263,124       0.0%
   Maytronics, Ltd.                                          129,036    456,503       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
ISRAEL -- (Continued)
#* Mazor Robotics, Ltd.                                      228,777 $ 2,622,475       0.1%
   Meitav DS Investments, Ltd.                                44,186     172,638       0.0%
#  Melisron, Ltd.                                             52,894   2,247,096       0.1%
*  Menora Mivtachim Holdings, Ltd.                           123,424   1,096,553       0.0%
#* Migdal Insurance & Financial Holding, Ltd.              1,543,756   1,019,406       0.0%
#  Mivtach Shamir Holdings, Ltd.                              22,547     463,834       0.0%
#* Naphtha Israel Petroleum Corp., Ltd.                      160,542     870,952       0.0%
   Neto ME Holdings, Ltd.                                      5,555     436,949       0.0%
#* Nova Measuring Instruments, Ltd.                          119,308   1,423,031       0.0%
*  Oil Refineries, Ltd.                                    5,367,932   1,894,891       0.1%
#* Partner Communications Co., Ltd.                          459,954   2,145,556       0.1%
   Paz Oil Co., Ltd.                                          23,314   3,641,584       0.1%
*  Perion Network, Ltd.                                       16,455      17,487       0.0%
*  Phoenix Holdings, Ltd. (The)                              280,698     802,266       0.0%
#  Plasson Industries, Ltd.                                   13,484     414,587       0.0%
#  Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.       32,629   1,314,276       0.0%
#* Redhill Biopharma, Ltd.                                    45,309      55,338       0.0%
#  Sapiens International Corp. NV                            109,799   1,502,311       0.1%
   Scope Metals Group, Ltd.                                      830      14,315       0.0%
   Shapir Engineering and Industry, Ltd.                      37,161      76,465       0.0%
#  Shikun & Binui, Ltd.                                    1,044,647   1,810,646       0.1%
   Shufersal, Ltd.                                           392,383   1,481,354       0.1%
*  Space Communication, Ltd.                                  17,611     113,640       0.0%
   Strauss Group, Ltd.                                       136,109   2,142,620       0.1%
*  Summit Real Estate Holdings, Ltd.                         103,951     604,335       0.0%
   Tadiran Holdings, Ltd.                                      6,059     147,591       0.0%
#* Tower Semiconductor, Ltd.                                 251,518   3,885,795       0.1%
*  Union Bank of Israel                                      126,346     424,841       0.0%
                                                                     -----------       ---
TOTAL ISRAEL                                                          82,999,079       2.0%
                                                                     -----------       ---
ITALY -- (8.6%)
   A2A SpA                                                 8,290,391  11,290,490       0.3%
   ACEA SpA                                                  302,509   3,918,489       0.1%
*  Aedes SIIQ SpA                                            691,904     264,027       0.0%
#* Aeffe SpA                                                 167,738     194,126       0.0%
   Alerion Cleanpower SpA                                    119,152     350,356       0.0%
#  Amplifon SpA                                              515,448   5,446,358       0.1%
   Anima Holding SpA                                         761,265   3,708,698       0.1%
   Ansaldo STS SpA                                           572,443   6,579,072       0.2%
*  Arnoldo Mondadori Editore SpA                             724,145     716,332       0.0%
   Ascopiave SpA                                             424,667   1,241,515       0.0%
#  Astaldi SpA                                               288,057   1,162,678       0.0%
   Autogrill SpA                                             728,145   6,068,830       0.2%
   Azimut Holding SpA                                        623,078  10,001,347       0.3%
#* Banca Carige SpA                                        1,893,751     646,442       0.0%
   Banca Finnat Euramerica SpA                               616,149     225,866       0.0%
   Banca Generali SpA                                        284,313   6,322,155       0.2%
   Banca IFIS SpA                                            147,336   4,267,037       0.1%
   Banca Mediolanum SpA                                    1,097,031   7,584,957       0.2%
#* Banca Monte dei Paschi di Siena SpA                     1,988,426     532,585       0.0%
   Banca Popolare dell'Emilia Romagna SC                   2,548,728  11,976,652       0.3%
#* Banca Popolare dell'Etruria e del Lazio SC              1,058,027          --       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
ITALY -- (Continued)
#  Banca Popolare di Milano Scarl                          22,383,595 $10,258,814       0.3%
   Banca Popolare di Sondrio Scarl                          2,316,219   7,732,385       0.2%
   Banca Profilo SpA                                        1,221,744     235,171       0.0%
   Banco di Desio e della Brianza SpA                         224,677     417,363       0.0%
   Banco Popolare SC                                        2,966,423   8,561,978       0.2%
#  BasicNet SpA                                               170,033     629,034       0.0%
   Biesse SpA                                                  68,574   1,183,060       0.0%
   Brembo SpA                                                 161,253   9,983,733       0.3%
#  Brunello Cucinelli SpA                                     101,511   2,010,751       0.1%
#  Buzzi Unicem SpA                                           409,864   7,970,912       0.2%
#  Cairo Communication SpA                                    339,858   1,458,007       0.0%
*  Caltagirone Editore SpA                                      6,277       4,788       0.0%
   Cembre SpA                                                  39,007     541,624       0.0%
   Cementir Holding SpA                                       325,211   1,588,617       0.0%
   Cerved Information Solutions SpA                           620,171   4,991,718       0.1%
   CIR-Compagnie Industriali Riunite SpA                    2,065,487   2,302,486       0.1%
   Credito Emiliano SpA                                       471,853   2,660,008       0.1%
#  Credito Valtellinese SC                                  5,732,088   2,522,737       0.1%
   d'Amico International Shipping SA                          830,428     284,652       0.0%
   Danieli & C Officine Meccaniche SpA                         72,897   1,360,797       0.0%
   Datalogic SpA                                              111,466   2,336,856       0.1%
   Davide Campari-Milano SpA                                1,402,760  14,127,948       0.4%
   De' Longhi SpA                                             274,771   6,429,014       0.2%
   DeA Capital SpA                                            526,890     623,304       0.0%
   DiaSorin SpA                                               116,636   7,168,176       0.2%
*  Ei Towers SpA                                               87,314   4,112,694       0.1%
   El.En. SpA                                                  48,277   1,057,069       0.0%
   Elica SpA                                                    4,665       9,427       0.0%
   ERG SpA                                                    319,564   3,548,957       0.1%
   Esprinet SpA                                               169,978   1,259,500       0.0%
*  Eurotech SpA                                                90,850     120,221       0.0%
   Falck Renewables SpA                                       704,182     628,754       0.0%
*  Fincantieri SpA                                          2,268,686   1,029,179       0.0%
   FinecoBank Banca Fineco SpA                                922,158   5,389,051       0.1%
   FNM SpA                                                    627,039     284,286       0.0%
#  Geox SpA                                                   453,868     977,673       0.0%
*  Gruppo Editoriale L'Espresso SpA                           481,852     400,827       0.0%
#  Gruppo MutuiOnline SpA                                     103,077     914,767       0.0%
   Hera SpA                                                 3,352,671   8,569,609       0.2%
   IMMSI SpA                                                1,202,186     500,281       0.0%
   Industria Macchine Automatiche SpA                          70,748   4,375,637       0.1%
   Infrastrutture Wireless Italiane SpA                       222,258   1,050,723       0.0%
*  Intek Group SpA                                          1,768,514     415,406       0.0%
   Interpump Group SpA                                        425,898   6,830,656       0.2%
   Iren SpA                                                 2,952,554   5,298,209       0.1%
   Italmobiliare SpA                                           45,336   2,151,153       0.1%
*  Juventus Football Club SpA                               2,188,514     704,605       0.0%
   La Doria SpA                                                65,929     554,941       0.0%
#  Maire Tecnimont SpA                                        643,190   1,550,742       0.0%
   MARR SpA                                                   182,251   3,357,015       0.1%
   Mediaset SpA                                             4,351,208  12,443,268       0.3%
   Moleskine SpA                                              470,247   1,243,664       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
ITALY -- (Continued)
   Moncler SpA                                                664,534 $ 11,063,112       0.3%
#  Nice SpA                                                    71,162      202,258       0.0%
   OVS SpA                                                     75,261      412,284       0.0%
   Parmalat SpA                                             1,761,867    4,655,151       0.1%
#  Piaggio & C SpA                                            961,442    1,676,019       0.0%
#* Prelios SpA                                                127,326       11,640       0.0%
#  Prima Industrie SpA                                         15,358      241,144       0.0%
   Prysmian SpA                                             1,026,230   25,519,884       0.6%
   Recordati SpA                                              474,431   13,416,369       0.3%
   Reno de Medici SpA                                         840,050      253,902       0.0%
   Reply SpA                                                   23,664    2,974,665       0.1%
*  Retelit SpA                                                732,206      727,550       0.0%
*  Richard-Ginori 1735 SpA                                      8,489           --       0.0%
   Sabaf SpA                                                   25,688      252,085       0.0%
#  SAES Getters SpA                                            40,332      524,342       0.0%
#* Safilo Group SpA                                           176,776    1,850,021       0.1%
#* Saipem SpA                                              26,968,903   11,089,930       0.3%
#  Salini Impregilo SpA                                     1,159,746    3,231,820       0.1%
#  Salvatore Ferragamo SpA                                    262,482    6,416,153       0.2%
   Saras SpA                                                1,637,194    2,843,723       0.1%
   SAVE SpA                                                    85,250    1,673,524       0.0%
   Servizi Italia SpA                                          34,833      141,367       0.0%
#* Snai SpA                                                   117,457      153,684       0.0%
   Societa Cattolica di Assicurazioni SCRL                    852,357    5,153,634       0.1%
   Societa Iniziative Autostradali e Servizi SpA              349,366    3,271,966       0.1%
#* Sogefi SpA                                                 284,842      654,723       0.0%
   SOL SpA                                                    161,050    1,383,370       0.0%
   Tamburi Investment Partners SpA                            418,473    1,681,525       0.0%
#* Tiscali SpA                                              9,160,788      443,209       0.0%
#  Tod's SpA                                                   70,079    4,094,990       0.1%
#* Trevi Finanziaria Industriale SpA                          509,518      750,951       0.0%
#  TXT e-solutions SpA                                         28,342      240,450       0.0%
#  Unione di Banche Italiane SpA                            1,418,008    3,912,290       0.1%
   Unipol Gruppo Finanziario SpA                            2,168,748    6,639,608       0.2%
   UnipolSai SpA                                            4,029,024    7,699,509       0.2%
   Vittoria Assicurazioni SpA                                 124,843    1,335,263       0.0%
#* Yoox Net-A-Porter Group SpA                                280,998    8,083,165       0.2%
   Zignago Vetro SpA                                          142,878      865,104       0.0%
                                                                      ------------       ---
TOTAL ITALY                                                            384,200,643       9.3%
                                                                      ------------       ---
NETHERLANDS -- (4.7%)
   Aalberts Industries NV                                     600,156   18,953,870       0.5%
   Accell Group                                               142,072    3,553,599       0.1%
   AFC Ajax NV                                                 18,134      175,494       0.0%
   AMG Advanced Metallurgical Group NV                        171,531    3,415,919       0.1%
   Amsterdam Commodities NV                                    92,796    2,096,472       0.1%
#  APERAM SA                                                  270,393   12,297,153       0.3%
   Arcadis NV                                                 374,341    4,927,097       0.1%
   ASM International NV                                       290,828   12,405,403       0.3%
*  Atag Group NV                                                4,630           --       0.0%
   BE Semiconductor Industries NV                             181,415    5,909,928       0.1%
   Beter Bed Holding NV                                        97,492    1,765,326       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
NETHERLANDS -- (Continued)
   BinckBank NV                                               263,185 $  1,561,747       0.0%
   Boskalis Westminster                                       431,756   13,924,803       0.3%
   Brunel International NV                                    118,473    1,934,664       0.1%
   Corbion NV                                                 334,113    7,707,510       0.2%
   Delta Lloyd NV                                           2,709,093   16,366,532       0.4%
*  Fugro NV                                                   381,770    6,826,903       0.2%
#  Gemalto NV                                                 304,031   16,518,507       0.4%
*  Heijmans NV                                                126,289    1,209,227       0.0%
   Hunter Douglas NV                                            9,617      512,897       0.0%
   IMCD Group NV                                               44,045    1,904,863       0.1%
   KAS Bank NV                                                 80,799      732,571       0.0%
   Kendrion NV                                                 67,325    1,941,694       0.1%
#  Koninklijke BAM Groep NV                                 1,407,837    6,550,203       0.2%
   Koninklijke Vopak NV                                       180,802    9,125,530       0.2%
   Nederland Apparatenfabriek                                  27,865      963,617       0.0%
#* OCI NV                                                     292,497    4,059,992       0.1%
*  Ordina NV                                                  866,273    2,307,968       0.1%
*  PostNL NV                                                2,511,108   11,826,474       0.3%
   Refresco Group NV                                           24,884      363,498       0.0%
   SBM Offshore NV                                            949,667   13,631,854       0.3%
   Sligro Food Group NV                                       134,261    4,805,955       0.1%
#* SNS Reaal NV                                               705,718           --       0.0%
#  Telegraaf Media Groep NV                                   170,034      690,162       0.0%
   TKH Group NV                                               223,860    8,615,393       0.2%
#* TomTom NV                                                  575,952    4,657,480       0.1%
   Van Lanschot NV                                             24,773      507,894       0.0%
   Wessanen                                                   469,148    5,605,603       0.1%
                                                                      ------------       ---
TOTAL NETHERLANDS                                                      210,353,802       5.1%
                                                                      ------------       ---
NORWAY -- (2.6%)
   ABG Sundal Collier Holding ASA                           1,786,130    1,057,073       0.0%
   AF Gruppen ASA                                              18,991      335,575       0.0%
#* Akastor ASA                                                917,989    1,265,545       0.0%
#  Aker ASA Class A                                           130,540    4,817,302       0.1%
*  Aker BP ASA                                                465,731    7,452,456       0.2%
#* Aker Solutions ASA                                         618,359    2,836,265       0.1%
#  American Shipping Co. ASA                                  196,875      593,527       0.0%
   Arendals Fossekompani A.S.                                      90       30,482       0.0%
   Atea ASA                                                   349,436    3,128,921       0.1%
   Austevoll Seafood ASA                                      517,682    4,667,427       0.1%
#* Axactor AB                                               3,911,279    1,377,629       0.0%
*  Axactor Rights Dummy                                     3,911,279       12,229       0.0%
   Bakkafrost P/F                                             172,423    7,229,217       0.2%
*  Biotec Pharmacon ASA                                       139,685      210,330       0.0%
   Bonheur ASA                                                140,320      903,988       0.0%
   Borregaard ASA                                             462,575    4,534,068       0.1%
#  BW LPG, Ltd.                                               250,209      807,168       0.0%
#  BW Offshore, Ltd.                                       43,189,561    1,773,724       0.0%
*  Deep Sea Supply P.L.C.                                     254,547       41,584       0.0%
#* DNO ASA                                                  3,249,546    2,773,411       0.1%
   Ekornes ASA                                                111,584    1,404,073       0.0%
   Entra ASA                                                   19,596      210,046       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
NORWAY -- (Continued)
*  Farstad Shipping ASA                                         6,779 $      5,509       0.0%
#* Fred Olsen Energy ASA                                      147,008      252,287       0.0%
#  Frontline, Ltd.                                            148,250    1,086,091       0.0%
   Grieg Seafood ASA                                          257,604    2,266,940       0.1%
#* Hexagon Composites ASA                                     394,620    1,383,224       0.0%
#  Hoegh LNG Holdings Ltd                                     219,136    2,296,158       0.1%
*  Kongsberg Automotive ASA                                 2,171,519    1,792,423       0.1%
   Kongsberg Gruppen ASA                                        4,235       60,461       0.0%
   Kvaerner ASA                                             1,616,475    2,120,681       0.1%
#* Nordic Semiconductor ASA                                   703,953    2,816,892       0.1%
#* Norske Skogindustrier ASA                                1,270,388      449,126       0.0%
#* Norwegian Air Shuttle ASA                                  149,161    5,029,990       0.1%
   Norwegian Property ASA                                     521,881      680,154       0.0%
#  Ocean Yield ASA                                            230,469    1,924,374       0.1%
*  Odfjell SE Class A                                         134,257      438,885       0.0%
   Olav Thon Eiendomsselskap ASA                              115,054    2,262,067       0.1%
*  Opera Software ASA                                         514,924    3,628,444       0.1%
#* Petroleum Geo-Services ASA                               1,015,024    2,724,741       0.1%
#* PhotoCure ASA                                               57,224      261,784       0.0%
*  Prosafe SE                                               3,735,854      126,176       0.0%
#  Protector Forsikring ASA                                   285,028    2,439,057       0.1%
#* Q-Free ASA                                                 179,836      167,612       0.0%
#* REC Silicon ASA                                         14,281,005    1,782,269       0.1%
#  Scatec Solar ASA                                           154,153      620,904       0.0%
#* Seadrill, Ltd.                                             326,851      694,933       0.0%
Selvaag Bolig ASA                                             139,333      680,639       0.0%
#* Sevan Marine ASA                                           124,800      257,055       0.0%
*  Solstad Offshore ASA                                        72,220      116,668       0.0%
#* Songa Offshore                                           7,333,657      176,981       0.0%
   SpareBank 1 SMN                                            131,684      968,591       0.0%
   SpareBank 1 SR-Bank ASA                                    194,009    1,156,336       0.0%
#  Stolt-Nielsen, Ltd.                                        121,666    1,494,058       0.0%
#* Storebrand ASA                                             762,009    3,919,113       0.1%
#  TGS Nopec Geophysical Co. ASA                              351,607    7,112,057       0.2%
   Tomra Systems ASA                                          647,834    7,033,202       0.2%
*  Treasure ASA                                               249,256      552,406       0.0%
#  Veidekke ASA                                               395,147    5,905,609       0.1%
#  Wilh Wilhelmsen ASA                                        306,364      967,837       0.0%
#  Wilh Wilhelmsen Holding ASA Class A                         61,068    1,304,243       0.0%
   XXL ASA                                                    146,272    1,830,994       0.1%
                                                                      ------------       ---
TOTAL NORWAY                                                           118,249,011       2.9%
                                                                      ------------       ---
PORTUGAL -- (0.9%)
   Altri SGPS SA                                              577,518    2,012,338       0.1%
*  Banco BPI SA                                             2,573,144    3,194,190       0.1%
#* Banco Comercial Portugues SA Class R                     4,200,763    5,594,762       0.1%
*  Banco Espirito Santo SA                                  4,777,921           --       0.0%
   Corticeira Amorim SGPS SA                                    3,086       30,981       0.0%
   CTT-Correios de Portugal SA                                692,539    4,582,356       0.1%
   EDP Renovaveis SA                                          182,845    1,381,275       0.0%
   Ibersol SGPS SA                                             24,481      306,506       0.0%
   Mota-Engil SGPS SA                                         677,759    1,323,206       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
PORTUGAL -- (Continued)
   Navigator Co SA (The)                                   2,010,412 $ 5,887,895       0.2%
   NOS SGPS SA                                             1,079,047   7,170,568       0.2%
   Novabase SGPS SA                                           65,729     163,207       0.0%
   REN--Redes Energeticas Nacionais SGPS SA                1,346,999   3,936,164       0.1%
   Semapa-Sociedade de Investimento e Gestao                 103,793   1,332,180       0.0%
   Sonae Capital SGPS SA                                     252,051     194,451       0.0%
   Sonae SGPS SA                                           4,901,591   3,897,005       0.1%
   Teixeira Duarte SA                                        710,639     145,603       0.0%
                                                                     -----------       ---
TOTAL PORTUGAL                                                        41,152,687       1.0%
                                                                     -----------       ---
SPAIN -- (5.4%)
   Acciona SA                                                148,641  11,295,723       0.3%
   Acerinox SA                                               839,895  10,335,573       0.3%
#  Adveo Group International SA                              104,096     380,462       0.0%
   Almirall SA                                               289,516   4,161,829       0.1%
#* Amper SA                                                2,752,422     362,093       0.0%
   Applus Services SA                                        407,282   3,907,840       0.1%
   Atresmedia Corp de Medios de Comunicacion SA              353,910   3,636,270       0.1%
   Azkoyen SA                                                 64,022     369,083       0.0%
   Banco Popular Espanol SA                                1,170,644   1,280,839       0.0%
   Bankinter SA                                              283,386   2,166,024       0.1%
*  Baron de Ley                                               13,360   1,512,394       0.0%
#  Bolsas y Mercados Espanoles SHMSF SA                      410,153  12,395,730       0.3%
#* Caja de Ahorros del Mediterraneo                          116,412          --       0.0%
   Cellnex Telecom SA                                        555,271   9,105,884       0.2%
*  Cementos Portland Valderrivas SA                           68,410     468,683       0.0%
   Cia de Distribucion Integral Logista Holdings SA          141,672   3,141,775       0.1%
   Cie Automotive SA                                         249,123   5,128,649       0.1%
   Clinica Baviera SA                                          3,698      35,908       0.0%
   Construcciones y Auxiliar de Ferrocarriles SA               9,124   3,432,627       0.1%
#* Deoleo SA                                                 898,878     177,530       0.0%
   Distribuidora Internacional de Alimentacion SA          2,929,226  15,645,268       0.4%
#  Duro Felguera SA                                          420,986     512,241       0.0%
   Ebro Foods SA                                             366,900   7,911,600       0.2%
*  eDreams ODIGEO SA                                         279,986     852,018       0.0%
   Elecnor SA                                                191,752   1,897,734       0.0%
   Ence Energia y Celulosa SA                              1,037,062   2,260,057       0.1%
#* Ercros SA                                                 793,700   1,819,672       0.0%
   Faes Farma SA                                           1,379,422   5,063,963       0.1%
   Fluidra SA                                                159,343     761,789       0.0%
   Gamesa Corp. Tecnologica SA                             1,203,576  27,788,671       0.7%
   Grupo Catalana Occidente SA                               203,062   6,394,678       0.2%
#* Grupo Ezentis SA                                          946,893     535,333       0.0%
   Iberpapel Gestion SA                                       36,518     798,870       0.0%
#* Indra Sistemas SA                                         587,934   7,270,770       0.2%
   Inmobiliaria Colonial SA                                1,007,155   7,102,106       0.2%
   Inmobiliaria del Sur SA                                     2,902      26,185       0.0%
   Laboratorios Farmaceuticos Rovi SA                         68,607     927,882       0.0%
*  Liberbank SA                                            1,775,702   1,761,258       0.0%
   Mediaset Espana Comunicacion SA                           943,903  10,533,212       0.3%
   Melia Hotels International SA                             459,423   5,672,456       0.1%
   Miquel y Costas & Miquel SA                                38,660   1,641,755       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SPAIN -- (Continued)
*  NH Hotel Group SA                                       1,249,728 $  5,514,222       0.1%
   Nmas1 Dinamia SA                                           20,438      179,588       0.0%
#  Obrascon Huarte Lain SA                                   747,423    2,995,842       0.1%
   Papeles y Cartones de Europa SA                           275,558    1,437,411       0.0%
*  Pescanova SA                                               68,547           --       0.0%
*  Pharma Mar SA                                             983,996    2,656,571       0.1%
   Prim SA                                                    39,424      362,315       0.0%
#* Promotora de Informaciones SA Class A                     284,300    1,969,743       0.1%
   Prosegur Cia de Seguridad SA                            1,304,355    9,458,137       0.2%
#* Quabit Inmobiliaria SA                                    133,934      267,251       0.0%
*  Realia Business SA                                        755,842      731,002       0.0%
   Sacyr SA                                                1,590,914    3,627,202       0.1%
   Saeta Yield SA                                             83,749      808,421       0.0%
#* Solaria Energia y Medio Ambiente SA                       207,171      187,201       0.0%
#* Talgo SA                                                  171,227      795,137       0.0%
   Tecnicas Reunidas SA                                      165,741    6,201,386       0.2%
   Tecnocom Telecomunicaciones y Energia SA                  147,909      521,918       0.0%
   Tubacex SA                                                655,565    1,949,296       0.0%
#* Tubos Reunidos SA                                         510,636      475,264       0.0%
   Vidrala SA                                                 82,427    4,708,968       0.1%
   Viscofan SA                                               229,641   10,811,859       0.3%
#* Vocento SA                                                231,302      309,323       0.0%
   Zardoya Otis SA                                           735,771    6,196,741       0.2%
                                                                     ------------       ---
TOTAL SPAIN                                                           242,637,232       5.8%
                                                                     ------------       ---
SWEDEN -- (7.8%)
   AAK AB                                                    121,469    8,021,229       0.2%
   Acando AB                                                 433,023    1,108,781       0.0%
*  AddLife AB                                                 85,369    1,319,392       0.0%
   AddNode Group AB                                           22,737      144,809       0.0%
   AddTech AB Class B                                        273,182    3,885,685       0.1%
   AF AB Class B                                             294,066    5,381,817       0.1%
#* Anoto Group AB                                          4,862,822       93,833       0.0%
#* Arcam AB                                                    6,436      211,910       0.0%
*  Arise AB                                                   36,861       81,677       0.0%
#  Atrium Ljungberg AB Class B                               102,923    1,598,919       0.0%
#  Avanza Bank Holding AB                                     95,405    3,606,555       0.1%
   B&B Tools AB Class B                                      123,792    2,756,428       0.1%
*  BE Group AB                                                 1,335        5,574       0.0%
   Beijer Alma AB                                            109,736    2,534,977       0.1%
   Beijer Electronics AB                                      53,995      234,448       0.0%
   Beijer Ref AB                                              71,389    1,671,098       0.0%
   Betsson AB                                                443,610    4,282,129       0.1%
   Bilia AB Class A                                          272,368    6,494,301       0.2%
   BillerudKorsnas AB                                        507,688    8,336,968       0.2%
   BioGaia AB Class B                                         80,672    2,465,678       0.1%
   Biotage AB                                                312,490    1,514,417       0.0%
   Bjorn Borg AB                                              33,945      151,086       0.0%
#* Bonava AB                                                   9,670      117,086       0.0%
*  Bonava AB Class B                                         156,829    1,937,740       0.1%
   Bulten AB                                                  78,904      789,077       0.0%
   Bure Equity AB                                            316,106    3,463,483       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
SWEDEN -- (Continued)
   Byggmax Group AB                                          343,939 $ 2,265,582       0.1%
   Castellum AB                                              353,569   4,790,852       0.1%
   Catena AB                                                  53,725     783,826       0.0%
   Cavotec SA                                                 16,457      44,494       0.0%
   Clas Ohlson AB Class B                                    176,242   2,488,073       0.1%
   Cloetta AB Class B                                      1,216,113   4,308,928       0.1%
   Com Hem Holding AB                                        197,160   1,774,238       0.0%
   Concentric AB                                             217,808   2,590,305       0.1%
   Concordia Maritime AB Class B                             100,760     177,215       0.0%
   Corem Property Group AB Class B                             2,296       8,995       0.0%
   Dios Fastigheter AB                                       254,122   1,692,299       0.0%
*  Doro AB                                                   151,342     963,785       0.0%
   Duni AB                                                   203,817   2,711,127       0.1%
   Dustin Group AB                                            79,854     544,416       0.0%
   East Capital Explorer AB                                   49,286     327,540       0.0%
*  Elanders AB                                                 2,096      25,469       0.0%
#  Elanders AB Class B                                         7,650      92,947       0.0%
#  Elekta AB Class B                                       1,454,797  12,613,564       0.3%
   Eltel AB                                                   62,791     389,639       0.0%
   Enea AB                                                    63,008     564,720       0.0%
#* Eniro AB                                                1,279,580      39,756       0.0%
   Fabege AB                                                 651,224  10,998,798       0.3%
#  Fagerhult AB                                               61,882   1,576,492       0.0%
   Fenix Outdoor International AG                              8,198     544,463       0.0%
   Granges AB                                                233,849   2,272,434       0.1%
   Gunnebo AB                                                149,602     693,438       0.0%
   Haldex AB                                                 218,762   2,817,850       0.1%
   Heba Fastighets AB Class B                                 42,288     530,886       0.0%
   Hemfosa Fastigheter AB                                    672,254   6,320,747       0.2%
   Hexpol AB                                                 767,636   6,308,612       0.2%
   HIQ International AB                                      281,281   1,750,864       0.0%
   HMS Networks AB                                             7,040     205,585       0.0%
   Hoist Finance AB                                           60,868     548,960       0.0%
   Holmen AB Class B                                         264,932   9,064,835       0.2%
   Hufvudstaden AB Class A                                   235,964   3,652,126       0.1%
   Indutrade AB                                              377,535   7,022,301       0.2%
#  Intrum Justitia AB                                        385,511  11,886,259       0.3%
   Inwido AB                                                 156,802   1,713,533       0.0%
   ITAB Shop Concept AB Class B                               55,585     431,632       0.0%
   JM AB                                                     385,931  11,110,705       0.3%
   KappAhl AB                                                304,652   1,588,597       0.0%
#* Karo Pharma AB                                              4,475      15,873       0.0%
#* Karolinska Development AB Class B                          90,079      54,886       0.0%
   Klovern AB Class B                                      2,268,287   2,392,793       0.1%
   KNOW IT AB                                                 68,989     617,034       0.0%
   Kungsleden AB                                             819,649   5,168,153       0.1%
   Lagercrantz Group AB Class B                              244,772   2,248,138       0.1%
   Lifco AB Class B                                           14,657     370,852       0.0%
   Lindab International AB                                   384,759   3,294,868       0.1%
   Loomis AB Class B                                         312,800   8,891,439       0.2%
*  Medivir AB Class B                                        147,036   1,078,185       0.0%
#  Mekonomen AB                                              149,584   2,659,192       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SWEDEN -- (Continued)
#  Modern Times Group MTG AB Class B                         319,844 $  8,608,118       0.2%
#  MQ Holding AB                                             165,718      623,225       0.0%
#  Mycronic AB                                               460,561    4,807,217       0.1%
   NCC AB Class B                                            449,781   11,429,831       0.3%
   Nederman Holding AB                                         4,621       96,541       0.0%
#* Net Insight AB Class B                                  1,229,052      917,396       0.0%
   NetEnt AB                                                 876,576    6,907,301       0.2%
   New Wave Group AB Class B                                 241,923    1,339,282       0.0%
   Nibe Industrier AB Class B                                827,086    6,152,073       0.2%
   Nobia AB                                                  745,291    6,496,049       0.2%
   Nolato AB Class B                                         134,540    3,857,718       0.1%
#  Nordnet AB Class B                                        388,808    1,596,987       0.0%
   OEM International AB Class B                               44,190      677,957       0.0%
#  Opus Group AB                                             867,270      638,201       0.0%
*  Oriflame Holding AG                                       150,200    5,518,261       0.1%
   Pandox AB                                                   3,646       57,854       0.0%
   Peab AB                                                   816,406    6,923,964       0.2%
   Pricer AB Class B                                         768,155      804,823       0.0%
   Proact IT Group AB                                         39,943      616,443       0.0%
#  Probi AB(B04FH87)                                          11,327      508,051       0.0%
*  Probi AB(BDB5DL6)                                           2,768      124,117       0.0%
#* Qliro Group AB                                            424,463      438,979       0.0%
   Ratos AB Class B                                        1,069,160    4,394,017       0.1%
   RaySearch Laboratories AB                                  81,567    1,804,185       0.1%
#  Recipharm AB Class B                                       80,523    1,173,201       0.0%
   Rezidor Hotel Group AB                                    413,235    1,686,095       0.0%
   Saab AB Class B                                            88,827    3,146,041       0.1%
#  Sagax AB Class B                                           83,213      734,282       0.0%
#* SAS AB                                                    738,160    1,250,051       0.0%
   Scandi Standard AB                                        215,392    1,506,865       0.0%
   Sectra AB Class B                                          58,461      902,916       0.0%
#  Semcon AB                                                 100,425      519,710       0.0%
#* Sensys Gatso Group AB                                     343,311       81,261       0.0%
   SkiStar AB                                                110,113    1,692,871       0.0%
#* SSAB AB Class A(B17H0S8)                                1,081,113    3,428,958       0.1%
#* SSAB AB Class A(BPRBWK4)                                  189,016      601,247       0.0%
*  SSAB AB Class B(B17H3F6)                                2,535,211    6,728,791       0.2%
*  SSAB AB Class B(BPRBWM6)                                1,131,651    3,006,423       0.1%
   Sweco AB Class B                                          316,495    6,349,538       0.2%
   Swedol AB Class B                                          48,327      133,768       0.0%
   Systemair AB                                               48,630      624,803       0.0%
   Thule Group AB (The)                                      226,270    3,492,807       0.1%
   Transcom Worldwide AB                                      35,939      258,043       0.0%
#  Unibet Group P.L.C.                                     1,048,368    9,258,633       0.2%
   VBG Group AB Class B                                          137        2,301       0.0%
#  Victoria Park AB Class B                                  358,165      884,691       0.0%
   Vitrolife AB                                               71,728    3,710,816       0.1%
   Wallenstam AB Class B                                     790,622    6,089,872       0.2%
   Wihlborgs Fastigheter AB                                  342,126    6,631,190       0.2%
                                                                     ------------       ---
TOTAL SWEDEN                                                          348,471,161       8.4%
                                                                     ------------       ---

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
SWITZERLAND -- (12.1%)
#* AFG Arbonia-Forster Holding AG                          183,624 $ 2,755,034       0.1%
   Allreal Holding AG                                       61,547   9,058,060       0.2%
*  Alpiq Holding AG                                         12,042   1,118,308       0.0%
   ALSO Holding AG                                          16,110   1,475,472       0.0%
#  ams AG                                                  372,640  10,434,297       0.3%
   APG SGA SA                                                7,581   3,168,101       0.1%
   Aryzta AG                                               296,434  13,025,739       0.3%
   Ascom Holding AG                                        210,467   3,604,007       0.1%
   Autoneum Holding AG                                      16,300   4,313,282       0.1%
   Bachem Holding AG Class B                                23,344   2,079,128       0.1%
   Baloise Holding AG                                      193,722  23,833,522       0.6%
   Bank Coop AG                                             30,632   1,297,200       0.0%
   Banque Cantonale de Geneve                                3,968   1,172,693       0.0%
   Banque Cantonale du Jura SA                               4,442     232,472       0.0%
   Banque Cantonale Vaudoise                                11,753   7,383,687       0.2%
#  Basler Kantonalbank                                       5,896     399,030       0.0%
   Belimo Holding AG                                         2,156   6,582,384       0.2%
   Bell AG                                                   4,181   1,788,888       0.0%
   Bellevue Group AG                                        49,926     749,843       0.0%
#  Berner Kantonalbank AG                                   22,665   4,114,510       0.1%
   BFW Liegenschaften AG                                       620      24,773       0.0%
#  BKW AG                                                   64,177   2,985,841       0.1%
   Bobst Group SA                                           44,716   2,461,044       0.1%
   Bossard Holding AG Class A                               32,905   4,687,607       0.1%
   Bucher Industries AG                                     32,790   7,284,488       0.2%
   Burckhardt Compression Holding AG                        11,640   3,374,622       0.1%
   Burkhalter Holding AG                                    20,988   2,687,716       0.1%
   Calida Holding AG                                        25,084     872,296       0.0%
   Carlo Gavazzi Holding AG                                  1,415     349,224       0.0%
   Cembra Money Bank AG                                    119,427   9,128,117       0.2%
   Cham Paper Holding AG                                     1,894     603,192       0.0%
#* Charles Voegele Holding AG                               41,895     267,058       0.0%
*  Cicor Technologies                                        5,936     147,784       0.0%
   Cie Financiere Tradition SA                               9,458     749,369       0.0%
   Clariant AG                                             815,669  13,507,035       0.3%
   Coltene Holding AG                                       20,595   1,468,809       0.0%
   Conzzeta AG                                               6,116   4,224,452       0.1%
   COSMO Pharmaceuticals NV                                  4,113     597,475       0.0%
   Daetwyler Holding AG                                     37,940   5,197,404       0.1%
   DKSH Holding AG                                          91,087   6,312,951       0.2%
   dorma+kaba Holding AG Class B                            16,675  11,587,178       0.3%
   Edmond de Rothschild Suisse SA                              147   2,059,082       0.0%
   EFG International AG                                    295,881   1,594,866       0.0%
   Emmi AG                                                  12,810   7,567,255       0.2%
   Energiedienst Holding AG                                 68,912   1,782,845       0.0%
#* Evolva Holding SA                                       363,874     154,325       0.0%
   Feintool International Holding AG                         7,642     889,245       0.0%
   Flughafen Zuerich AG                                    104,871  19,277,802       0.5%
   Forbo Holding AG                                          6,853   8,736,041       0.2%
   GAM Holding AG                                          925,197   8,961,980       0.2%
*  Gategroup Holding AG                                    146,738   7,719,620       0.2%
   Georg Fischer AG                                         22,511  19,958,153       0.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
SWITZERLAND -- (Continued)
   Gurit Holding AG                                            2,329 $ 1,971,218       0.0%
   Helvetia Holding AG                                        36,269  18,869,464       0.5%
#  HOCHDORF Holding AG                                         3,791   1,054,506       0.0%
   Huber & Suhner AG                                          69,938   4,072,424       0.1%
   Implenia AG                                                85,074   5,697,842       0.1%
   Inficon Holding AG                                          9,382   3,369,222       0.1%
   Interroll Holding AG                                        3,127   3,413,176       0.1%
   Intershop Holding AG                                        8,065   4,118,696       0.1%
#  Jungfraubahn Holding AG                                     4,456     417,533       0.0%
   Kardex AG                                                  35,549   3,043,697       0.1%
   Komax Holding AG                                           18,489   4,452,433       0.1%
   Kudelski SA                                               195,049   3,362,795       0.1%
*  Lastminute.com NV                                           3,079      43,901       0.0%
   LEM Holding SA                                              3,773   4,210,370       0.1%
   Liechtensteinische Landesbank AG                           29,197   1,180,197       0.0%
#  Logitech International SA                                 650,486  15,732,970       0.4%
#  Luzerner Kantonalbank AG                                   16,857   6,550,429       0.2%
   MCH Group AG                                                1,404      94,365       0.0%
   Metall Zug AG                                                 880   2,827,760       0.1%
#* Meyer Burger Technology AG                                395,076   1,290,958       0.0%
#  Mobilezone Holding AG                                     133,170   1,978,729       0.0%
   Mobimo Holding AG                                          32,716   7,872,052       0.2%
   OC Oerlikon Corp. AG                                      929,429   8,737,524       0.2%
#* Orascom Development Holding AG                             60,240     361,062       0.0%
#  Orell Fuessli Holding AG                                    5,028     610,719       0.0%
   Orior AG                                                   28,059   2,268,479       0.1%
   Panalpina Welttransport Holding AG                         63,044   8,178,387       0.2%
*  Parco Industriale e Immobiliare SA                            600          --       0.0%
   Phoenix Mecano AG                                           3,019   1,544,975       0.0%
   Plazza AG                                                   5,852   1,391,396       0.0%
   PSP Swiss Property AG                                     201,709  18,048,619       0.4%
   Rieter Holding AG                                          17,376   3,299,872       0.1%
   Romande Energie Holding SA                                  2,625   3,229,437       0.1%
   Schaffner Holding AG                                        2,950     701,930       0.0%
#* Schmolz + Bickenbach AG                                 2,676,034   1,755,100       0.0%
   Schweiter Technologies AG                                   4,417   4,758,760       0.1%
   SFS Group AG                                               27,826   2,096,385       0.1%
   Siegfried Holding AG                                       21,530   4,427,442       0.1%
   St Galler Kantonalbank AG                                  11,780   4,421,608       0.1%
   Straumann Holding AG                                       45,962  17,244,502       0.4%
   Sulzer AG                                                 107,928  10,628,874       0.3%
   Sunrise Communications Group AG                           123,442   8,434,210       0.2%
   Swiss Prime Site AG                                       139,414  11,562,873       0.3%
   Swissquote Group Holding SA                                45,894   1,304,299       0.0%
   Tamedia AG                                                 14,493   2,366,742       0.1%
   Tecan Group AG                                             39,022   6,430,064       0.2%
   Temenos Group AG                                          318,043  20,539,697       0.5%
   Thurgauer Kantonalbank                                        659      60,199       0.0%
   U-Blox AG                                                  30,554   5,775,495       0.1%
   Valiant Holding AG                                         83,882   7,952,684       0.2%
   Valora Holding AG                                          15,777   4,584,214       0.1%
   Vaudoise Assurances Holding SA                              5,091   2,475,915       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
SWITZERLAND -- (Continued)
#  Vetropack Holding AG                                           949 $    1,556,659        0.0%
*  Von Roll Holding AG                                        250,484        169,759        0.0%
   Vontobel Holding AG                                        136,975      6,707,233        0.2%
   VP Bank AG                                                   6,639        651,731        0.0%
   VZ Holding AG                                               10,596      3,134,358        0.1%
   Walliser Kantonalbank                                       16,716      1,266,699        0.0%
   Walter Meier AG                                             22,913        833,050        0.0%
   Ypsomed Holding AG                                          16,382      3,128,025        0.1%
*  Zehnder Group AG                                            57,019      2,369,369        0.1%
   Zug Estates Holding AG Class B                                 612      1,022,525        0.0%
   Zuger Kantonalbank AG                                          608      3,038,503        0.1%
                                                                      --------------      -----
TOTAL SWITZERLAND                                                        540,499,417       13.0%
                                                                      --------------      -----
TOTAL COMMON STOCKS                                                    4,098,885,635       98.8%
                                                                      --------------      -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
   Biotest AG                                                  88,910      1,238,158        0.1%
   Draegerwerk AG & Co. KGaA                                   31,455      2,246,412        0.1%
   Fuchs Petrolub SE                                          212,417      9,507,561        0.2%
   Jungheinrich AG                                            245,511      7,751,288        0.2%
   Sartorius AG                                               117,188      9,224,631        0.2%
   Sixt SE                                                     60,257      2,690,295        0.1%
   STO SE & Co. KGaA                                            8,021        961,374        0.0%
   Villeroy & Boch AG                                          41,209        634,448        0.0%
                                                                      --------------      -----
TOTAL GERMANY                                                             34,254,167        0.9%
                                                                      --------------      -----
TOTAL PREFERRED STOCKS                                                    34,254,167        0.9%
                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*  Intercell AG Rights                                        254,689             --        0.0%
                                                                      --------------      -----
SPAIN -- (0.0%)
*  Papeles y Cartones de Europa S.A. Rights 11/14/16          275,558         55,356        0.0%
                                                                      --------------      -----
SWEDEN -- (0.0%)
#* Sagax AB                                                    15,000             --        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                         55,356        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            4,133,195,158
                                                                      --------------

                                                                          VALUE+
                                                                      --------------
SECURITIESLENDING COLLATERAL -- (7.8%)
(S)@ DFA Short Term Investment Fund                        30,261,802    350,189,570        8.4%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,879,139,342)                   $4,483,384,728      108.1%
                                                                      ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ------------------------------------------------
                                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                           ---------- -------------- ------- --------------
Common Stocks
   Austria                                                         -- $  138,279,857   --    $  138,279,857
   Belgium                                                         --    191,665,701   --       191,665,701
   Denmark                                                         --    204,041,200   --       204,041,200
   Finland                                                         --    292,384,682   --       292,384,682
   France                                                          --    560,060,154   --       560,060,154
   Germany                                                 $1,885,545    688,791,414   --       690,676,959
   Greece                                                          --             --   --                --
   Ireland                                                         --     53,214,050   --        53,214,050
   Israel                                                          --     82,999,079   --        82,999,079
   Italy                                                           --    384,200,643   --       384,200,643
   Netherlands                                                     --    210,353,802   --       210,353,802
   Norway                                                          --    118,249,011   --       118,249,011
   Portugal                                                        --     41,152,687   --        41,152,687
   Spain                                                           --    242,637,232   --       242,637,232
   Sweden                                                     124,117    348,347,044   --       348,471,161
   Switzerland                                                     --    540,499,417   --       540,499,417
Preferred Stocks
   Germany                                                         --     34,254,167   --        34,254,167
Rights/Warrants
   Austria                                                         --             --   --                --
   Spain                                                           --         55,356   --            55,356
   Sweden                                                          --             --   --                --
Securities Lending Collateral                                      --    350,189,570   --       350,189,570
                                                           ---------- --------------   --    --------------
TOTAL                                                      $2,009,662 $4,481,375,066   --    $4,483,384,728
                                                           ========== ==============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COMMON STOCKS -- (94.0%)
BRAZIL -- (5.8%)
   Ambev SA                                                  855,320 $ 5,045,638       0.1%
   AMBEV SA ADR                                            5,984,451  35,308,261       0.7%
   Banco Bradesco SA                                         932,732   9,271,800       0.2%
   Banco do Brasil SA                                      1,076,318   9,876,364       0.2%
   Banco Santander Brasil SA                                 479,757   3,952,885       0.1%
   BB Seguridade Participacoes SA                          1,087,473  10,949,681       0.2%
   BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros  1,804,083  10,625,551       0.2%
#  Braskem SA Sponsored ADR                                  165,709   2,941,335       0.1%
   BRF SA                                                    577,166   9,655,597       0.2%
   BRF SA ADR                                                539,479   9,020,089       0.2%
   BTG Pactual Group                                          33,841     172,388       0.0%
   CCR SA                                                  1,910,468  10,384,279       0.2%
*  Centrais Eletricas Brasileiras SA                         368,500   2,736,043       0.1%
#* Centrais Eletricas Brasileiras SA ADR                      86,923     753,622       0.0%
*  Centrais Eletricas Brasileiras SA Sponsored ADR           100,200     740,478       0.0%
   CETIP SA--Mercados Organizados                            492,000   6,916,053       0.1%
   Cia de Saneamento Basico do Estado de Sao Paulo           424,900   4,485,943       0.1%
   Cia de Saneamento Basico do Estado de Sao Paulo ADR       178,668   1,879,587       0.0%
#* Cia Siderurgica Nacional SA Sponsored ADR                 241,268     813,073       0.0%
   Cielo SA                                                1,506,864  15,295,240       0.3%
*  Cosan Logistica SA                                        164,136     253,506       0.0%
   Cosan SA Industria e Comercio                             209,443   2,816,195       0.1%
   CPFL Energia SA                                           220,971   1,676,666       0.0%
#  CPFL Energia SA ADR                                        67,189   1,021,266       0.0%
   Embraer SA ADR                                            287,837   6,156,833       0.1%
   Engie Brasil Energia SA                                   250,101   3,177,192       0.1%
   Equatorial Energia SA                                      26,800     478,068       0.0%
   Fibria Celulose SA Sponsored ADR                          488,398   3,897,416       0.1%
   Gerdau SA                                                 195,832     496,942       0.0%
   Gerdau SA Sponsored ADR                                   577,984   1,982,485       0.0%
   Hypermarcas SA                                            561,762   4,709,508       0.1%
   Itau Unibanco Holding SA                                  427,826   4,468,583       0.1%
   JBS SA                                                  2,515,848   7,653,159       0.2%
   Klabin SA                                                 996,400   5,134,956       0.1%
   Kroton Educacional SA                                   2,220,459  11,060,557       0.2%
   Lojas Americanas SA                                       297,764   1,460,835       0.0%
   Lojas Renner SA                                         1,404,820  11,882,876       0.2%
   M Dias Branco SA                                           40,100   1,712,416       0.0%
   Multiplan Empreendimentos Imobiliarios SA                  85,700   1,722,323       0.0%
   Natura Cosmeticos SA                                      262,650   2,522,822       0.1%
*  Petroleo Brasileiro SA                                  2,305,200  13,461,444       0.3%
*  Petroleo Brasileiro SA Sponsored ADR                    1,005,405  11,733,076       0.2%
   Raia Drogasil SA                                          388,800   8,631,068       0.2%
   Tim Participacoes SA                                    1,162,813   3,227,608       0.1%
   Tim Participacoes SA ADR                                   63,679     881,954       0.0%
   Ultrapar Participacoes SA                                 394,184   8,932,121       0.2%
   Ultrapar Participacoes SA Sponsored ADR                   254,308   5,747,361       0.1%
   Vale SA                                                   398,300   2,755,158       0.1%
   Vale SA Sponsored ADR                                   1,209,916   8,372,619       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                              SHARES      VALUE++    OF NET ASSETS**
                                                            ----------- ------------ ---------------
BRAZIL -- (Continued)
   WEG SA                                                       808,815 $  4,459,632       0.1%
                                                                        ------------       ---
TOTAL BRAZIL                                                             293,310,552       5.9%
                                                                        ------------       ---
CHILE -- (1.4%)
   AES Gener SA                                               3,240,232    1,103,250       0.0%
   Aguas Andinas SA Class A                                   4,491,454    2,962,714       0.1%
   Banco de Chile                                             1,408,402      168,084       0.0%
#  Banco de Chile ADR                                            53,799    3,899,348       0.1%
   Banco de Credito e Inversiones                                74,477    3,802,832       0.1%
   Banco Santander Chile ADR                                    258,123    5,898,110       0.1%
   Cencosud SA                                                2,057,923    6,709,656       0.1%
   Cencosud SA ADR                                                1,648       16,299       0.0%
   Cia Cervecerias Unidas SA                                    109,017    1,170,834       0.0%
#  Cia Cervecerias Unidas SA Sponsored ADR                       66,158    1,422,397       0.0%
   Colbun SA                                                 11,492,940    2,516,276       0.1%
#  Embotelladora Andina SA Class A ADR                           22,244      499,378       0.0%
   Embotelladora Andina SA Class B ADR                           21,587      519,815       0.0%
   Empresa Nacional de Electricidad SA Sponsored ADR            148,697    3,086,950       0.1%
   Empresas CMPC SA                                           2,386,070    5,167,111       0.1%
   Empresas COPEC SA                                            441,781    4,457,369       0.1%
   Endesa Americas SA ADR                                       148,697    2,136,776       0.0%
   Enersis Americas SA Sponsored ADR                            610,581    5,293,737       0.1%
   Enersis Chile SA                                             610,581    3,034,588       0.1%
   Inversiones Aguas Metropolitanas SA                          326,946      595,280       0.0%
#  Itau CorpBanca(45033E105)                                     30,902      417,177       0.0%
   Itau CorpBanca(BYT25P4)                                  305,068,641    2,763,633       0.1%
*  Latam Airlines Group SA                                        8,686       83,636       0.0%
*  Latam Airlines Group SA Sponsored ADR                        607,719    5,828,025       0.1%
   SACI Falabella                                               707,908    5,555,085       0.1%
   Sociedad Quimica y Minera de Chile SA Sponsored ADR          153,936    4,504,167       0.1%
                                                                        ------------       ---
TOTAL CHILE                                                               73,612,527       1.5%
                                                                        ------------       ---
CHINA -- (14.8%)
   AAC Technologies Holdings, Inc.                              634,000    6,040,719       0.1%
   Agricultural Bank of China, Ltd. Class H                  18,363,000    7,724,779       0.2%
   Air China, Ltd. Class H                                    2,890,000    1,898,824       0.0%
*  Alibaba Group Holding, Ltd. Sponsored ADR                    117,902   11,989,454       0.2%
*  Alibaba Health Information Technology, Ltd.                1,184,000      618,635       0.0%
#* Alibaba Pictures Group, Ltd.                               8,470,000    1,667,269       0.0%
#* Aluminum Corp. of China, Ltd. ADR                            107,180    1,009,636       0.0%
#* Aluminum Corp. of China, Ltd. Class H                        650,000      241,424       0.0%
#* Angang Steel Co., Ltd. Class H                             1,338,000      685,149       0.0%
#  Anhui Conch Cement Co., Ltd. Class H                         985,500    2,723,840       0.1%
#  Anta Sports Products, Ltd.                                   891,000    2,569,487       0.1%
   AviChina Industry & Technology Co., Ltd. Class H           2,765,000    1,876,410       0.0%
   BAIC Motor Corp., Ltd. Class H                               740,500      776,544       0.0%
*  Baidu, Inc. Sponsored ADR                                        846      149,624       0.0%
   Bank of China, Ltd. Class H                               63,274,181   28,354,360       0.6%
   Bank of Communications Co., Ltd. Class H                   6,226,515    4,732,608       0.1%
#  BBMG Corp. Class H                                         2,535,500      925,434       0.0%
   Beijing Capital International Airport Co., Ltd. Class H    1,416,000    1,481,952       0.0%
   Beijing Enterprises Holdings, Ltd.                           468,472    2,341,344       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
#  Beijing Enterprises Water Group, Ltd.                    3,160,000 $ 2,285,780       0.1%
   Belle International Holdings, Ltd.                       8,013,000   4,838,906       0.1%
#  Brilliance China Automotive Holdings, Ltd.               2,194,000   2,609,778       0.1%
#* Byd Co., Ltd. Class H                                      512,886   3,376,506       0.1%
#  CGN Power Co., Ltd. Class H                              6,045,000   1,764,835       0.0%
   China Cinda Asset Management Co., Ltd. Class H          10,150,000   3,646,415       0.1%
   China CITIC Bank Corp., Ltd. Class H                     7,411,928   4,780,181       0.1%
#* China Coal Energy Co., Ltd. Class H                      3,038,777   1,720,338       0.0%
   China Communications Construction Co., Ltd. Class H      3,529,000   3,875,028       0.1%
   China Communications Services Corp., Ltd. Class H        2,194,000   1,301,804       0.0%
   China Conch Venture Holdings, Ltd.                         838,500   1,565,315       0.0%
   China Construction Bank Corp. Class H                   69,895,590  51,041,026       1.0%
#* China COSCO Holdings Co., Ltd. Class H                   1,197,000     412,450       0.0%
   China Eastern Airlines Corp., Ltd.                           2,200      49,742       0.0%
#  China Eastern Airlines Corp., Ltd. Class H               1,734,000     778,530       0.0%
   China Everbright Bank Co., Ltd. Class H                  4,987,000   2,273,700       0.0%
#  China Everbright International, Ltd.                     2,508,000   2,998,141       0.1%
   China Everbright, Ltd.                                     884,000   1,728,713       0.0%
#  China Evergrande Group                                  10,542,000   6,939,114       0.1%
#  China Galaxy Securities Co., Ltd. Class H                3,747,000   3,557,328       0.1%
#  China Gas Holdings, Ltd.                                 1,362,000   2,073,139       0.0%
#  China Hongqiao Group, Ltd.                               2,662,000   2,378,735       0.1%
#  China Huishan Dairy Holdings Co., Ltd.                   2,888,000   1,071,973       0.0%
#  China International Marine Containers Group Co., Ltd.
   Class H                                                    487,400     579,939       0.0%
#  China Life Insurance Co., Ltd. ADR                         849,036  10,485,595       0.2%
   China Life Insurance Co., Ltd. Class H                     111,000     274,806       0.0%
   China Longyuan Power Group Corp., Ltd. Class H           3,255,000   2,481,769       0.1%
   China Medical System Holdings, Ltd.                        411,000     641,817       0.0%
   China Mengniu Dairy Co., Ltd.                            1,984,000   3,747,811       0.1%
   China Merchants Bank Co., Ltd. Class H                   3,120,554   7,588,404       0.2%
#  China Merchants Port Holdings Co., Ltd.                  1,560,099   4,033,516       0.1%
   China Minsheng Banking Corp., Ltd. Class H               4,658,500   5,300,515       0.1%
   China Mobile, Ltd.                                         172,500   1,976,228       0.0%
   China Mobile, Ltd. Sponsored ADR                           918,178  52,730,963       1.1%
   China Molybdenum Co., Ltd. Class H                       1,638,966     363,545       0.0%
#  China Oilfield Services, Ltd. Class H                    1,632,000   1,566,355       0.0%
   China Overseas Land & Investment, Ltd.                   3,356,000  10,302,545       0.2%
#  China Overseas Property Holdings, Ltd.                   1,459,999     295,998       0.0%
   China Pacific Insurance Group Co., Ltd. Class H          1,547,400   5,578,980       0.1%
   China Petroleum & Chemical Corp. ADR                       132,615   9,603,957       0.2%
   China Petroleum & Chemical Corp. Class H                11,600,800   8,389,703       0.2%
#  China Railway Construction Corp., Ltd. Class H           2,743,500   3,429,436       0.1%
   China Railway Group, Ltd. Class H                        3,186,000   2,455,913       0.1%
*  China Resources Beer Holdings Co., Ltd.                  1,483,611   3,152,772       0.1%
   China Resources Gas Group, Ltd.                            690,000   2,163,544       0.0%
   China Resources Land, Ltd.                               3,234,666   8,033,394       0.2%
   China Resources Power Holdings Co., Ltd.                 1,954,517   3,311,656       0.1%
   China Shenhua Energy Co., Ltd. Class H                   1,817,000   3,767,044       0.1%
#* China Shipping Container Lines Co., Ltd. Class H         2,657,000     557,173       0.0%
   China Shipping Development Co., Ltd. Class H             1,056,000     582,628       0.0%
#  China Southern Airlines Co., Ltd. Class H                2,638,000   1,480,365       0.0%
   China Southern Airlines Co., Ltd. Sponsored ADR             14,306     401,856       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
#  China State Construction International Holdings, Ltd.    1,668,000 $ 2,433,358       0.1%
*  China Taiping Insurance Holdings Co., Ltd.               1,654,506   3,184,382       0.1%
   China Telecom Corp., Ltd. ADR                               56,720   2,923,916       0.1%
   China Telecom Corp., Ltd. Class H                        4,088,000   2,107,620       0.0%
   China Unicom Hong Kong, Ltd.                             8,168,000   9,589,338       0.2%
   China Unicom Hong Kong, Ltd. ADR                           589,865   6,913,218       0.1%
   China Vanke Co., Ltd. Class H                            1,896,700   4,950,525       0.1%
   Chongqing Rural Commercial Bank Co., Ltd. Class H        4,350,000   2,603,315       0.1%
   CITIC Securities Co., Ltd. Class H                       2,666,500   5,897,152       0.1%
   CITIC, Ltd.                                              5,705,000   8,186,512       0.2%
   CNOOC, Ltd.                                              5,051,000   6,355,542       0.1%
   CNOOC, Ltd. Sponsored ADR                                  127,716  16,025,804       0.3%
#  COSCO SHIPPING Ports, Ltd.                               1,819,160   1,803,533       0.0%
   Country Garden Holdings Co., Ltd.                        9,884,686   5,129,825       0.1%
   CRRC Corp, Ltd. Class H                                  3,040,000   2,752,511       0.1%
   CSPC Pharmaceutical Group, Ltd.                          3,398,000   3,518,341       0.1%
#  CSSC Offshore and Marine Engineering Group Co., Ltd.
   Class H                                                    190,000     286,415       0.0%
#  Dalian Port PDA Co., Ltd. Class H                        1,495,000     269,174       0.0%
#  Datang International Power Generation Co., Ltd. Class H  3,068,000     826,501       0.0%
   Dongfang Electric Corp., Ltd. Class H                      102,800      79,504       0.0%
   Dongfeng Motor Group Co., Ltd. Class H                   3,274,000   3,412,417       0.1%
   ENN Energy Holdings, Ltd.                                  786,000   3,695,236       0.1%
   Far East Horizon, Ltd.                                      87,000      79,242       0.0%
   Fosun International, Ltd.                                2,044,722   2,960,870       0.1%
#  Fullshare Holdings, Ltd.                                 2,012,500   1,122,376       0.0%
   Fuyao Glass Industry Group Co., Ltd. Class H               297,200     861,916       0.0%
#  Geely Automobile Holdings, Ltd.                          4,750,000   4,887,522       0.1%
   GF Securities Co., Ltd. Class H                            730,200   1,622,313       0.0%
   Great Wall Motor Co., Ltd. Class H                       3,142,000   3,066,426       0.1%
   Guangdong Investment, Ltd.                               2,736,000   4,125,150       0.1%
   Guangshen Railway Co., Ltd. Class H                        172,000      94,933       0.0%
   Guangshen Railway Co., Ltd. Sponsored ADR                   27,717     761,663       0.0%
   Guangzhou Automobile Group Co., Ltd. Class H               974,259   1,176,527       0.0%
#* Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
   Class H                                                     98,000     231,510       0.0%
#  Guangzhou R&F Properties Co., Ltd. Class H               2,458,800   3,465,272       0.1%
   Haier Electronics Group Co., Ltd.                        1,326,000   2,137,156       0.0%
   Haitong Securities Co., Ltd. Class H                     2,196,800   3,886,702       0.1%
*  Hanergy Thin Film Power Group, Ltd.                      5,416,000     143,983       0.0%
   Hengan International Group Co., Ltd.                       647,000   5,140,235       0.1%
#  Huadian Power International Corp., Ltd. Class H          1,738,000     744,891       0.0%
   Huaneng Power International, Inc. Class H                1,598,000     982,256       0.0%
#  Huaneng Power International, Inc. Sponsored ADR             34,452     848,208       0.0%
   Huaneng Renewables Corp., Ltd. Class H                   2,940,000     985,139       0.0%
   Huatai Securities Co., Ltd. Class H                        933,000   1,969,613       0.0%
#  Huishang Bank Corp., Ltd. Class H                        1,038,000     498,487       0.0%
   Industrial & Commercial Bank of China, Ltd. Class H     71,229,185  42,754,557       0.9%
   Jiangsu Expressway Co., Ltd. Class H                     1,356,000   1,843,662       0.0%
#  Jiangxi Copper Co., Ltd. Class H                         1,501,000   1,771,902       0.0%
#  Kunlun Energy Co., Ltd.                                  6,128,000   4,617,239       0.1%
   Lee & Man Paper Manufacturing, Ltd.                        543,000     407,996       0.0%
   Lenovo Group, Ltd.                                       9,299,278   5,956,958       0.1%
   Longfor Properties Co., Ltd.                             2,266,500   3,008,281       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
CHINA -- (Continued)
   Metallurgical Corp. of China, Ltd. Class H               2,232,000 $    725,745       0.0%
   Minth Group, Ltd.                                          464,000    1,642,713       0.0%
   New China Life Insurance Co., Ltd. Class H                 540,400    2,333,451       0.1%
   Nine Dragons Paper Holdings, Ltd.                        1,012,000      822,769       0.0%
   People's Insurance Co. Group of China, Ltd. (The)
     Class H                                                9,338,000    3,710,278       0.1%
   PetroChina Co., Ltd. ADR                                   125,562    8,504,314       0.2%
   PetroChina Co., Ltd. Class H                             2,090,000    1,430,051       0.0%
   PICC Property & Casualty Co., Ltd. Class H               5,836,132    9,420,113       0.2%
   Ping An Insurance Group Co. of China, Ltd. Class H       4,622,500   24,330,600       0.5%
*  Qinqin Foodstuffs Group Cayman Co., Ltd.                    64,400       22,212       0.0%
*  Semiconductor Manufacturing International Corp.         28,401,000    3,439,580       0.1%
*  Semiconductor Manufacturing International Corp. ADR         12,378       74,763       0.0%
#* Shanghai Electric Group Co., Ltd. Class H                1,582,000      730,435       0.0%
   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H      292,500      898,191       0.0%
   Shanghai Pharmaceuticals Holding Co., Ltd. Class H         618,200    1,590,825       0.0%
#  Shengjing Bank Co., Ltd. Class H                           244,500      239,308       0.0%
#  Shenzhou International Group Holdings, Ltd.                438,000    2,901,135       0.1%
   Shimao Property Holdings, Ltd.                           3,034,871    4,048,147       0.1%
   Sino Biopharmaceutical, Ltd.                             3,945,000    2,757,377       0.1%
   Sino-Ocean Land Holdings, Ltd.                           3,854,743    1,601,020       0.0%
   Sinopec Engineering Group Co., Ltd. Class H              1,341,000    1,183,902       0.0%
#* Sinopec Oilfield Service Corp. Class H                   1,818,000      376,824       0.0%
   Sinopec Shanghai Petrochemical Co., Ltd. Class H         2,329,000    1,187,214       0.0%
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR       7,418      378,886       0.0%
   Sinopharm Group Co., Ltd. Class H                        1,224,000    5,943,743       0.1%
#  Sun Art Retail Group, Ltd.                               3,039,500    2,140,964       0.0%
   Sunny Optical Technology Group Co., Ltd.                   469,000    2,287,240       0.1%
   Tencent Holdings, Ltd.                                   4,351,400  115,322,199       2.3%
#  Tingyi Cayman Islands Holding Corp.                      2,860,000    3,083,089       0.1%
#  Travelsky Technology, Ltd. Class H                         598,000    1,275,872       0.0%
#  Tsingtao Brewery Co., Ltd. Class H                         256,000    1,021,285       0.0%
   Uni-President China Holdings, Ltd.                         267,000      180,437       0.0%
#  Want Want China Holdings, Ltd.                           5,137,000    3,127,231       0.1%
   Weichai Power Co., Ltd. Class H                          1,708,400    2,577,263       0.1%
#  Xinjiang Goldwind Science & Technology Co., Ltd.
   Class H                                                    346,600      477,839       0.0%
#  Yanzhou Coal Mining Co., Ltd. Class H                      718,000      531,747       0.0%
#  Yanzhou Coal Mining Co., Ltd. Sponsored ADR                106,215      788,115       0.0%
   Zhejiang Expressway Co., Ltd. Class H                    1,570,000    1,643,710       0.0%
   Zhuzhou CRRC Times Electric Co., Ltd.                      447,000    2,161,402       0.0%
   Zijin Mining Group Co., Ltd. Class H                     3,699,000    1,175,598       0.0%
#  Zoomlion Heavy Industry Science and Technology Co.,
   Ltd. Class H                                             1,589,400      578,408       0.0%
#  ZTE Corp. Class H                                          601,485      826,418       0.0%
                                                                      ------------      ----
TOTAL CHINA                                                            754,742,733      15.1%
                                                                      ------------      ----
COLOMBIA -- (0.5%)
   Banco de Bogota SA                                          35,006      722,757       0.0%
   Bancolombia SA                                             331,749    2,923,842       0.1%
   Bancolombia SA Sponsored ADR                               140,271    5,369,574       0.1%
   Cementos Argos SA                                          427,348    1,691,325       0.0%
*  Cemex Latam Holdings SA                                     27,960      103,963       0.0%
   Corp. Financiera Colombiana SA                              68,065      843,919       0.0%
*  Ecopetrol SA                                             2,862,362    1,247,080       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
COLOMBIA -- (Continued)
#* Ecopetrol SA Sponsored ADR                                220,479 $ 1,915,962       0.1%
   Empresa de Energia de Bogota SA ESP                     1,425,504     900,783       0.0%
   Grupo Argos SA                                             46,275     300,109       0.0%
   Grupo Aval Acciones y Valores SA                          112,983     925,331       0.0%
   Grupo de Inversiones Suramericana SA                      250,201   3,226,972       0.1%
   Grupo Nutresa SA                                          208,424   1,745,427       0.0%
   Interconexion Electrica SA ESP                            609,290   2,024,361       0.1%
                                                                     -----------       ---
TOTAL COLOMBIA                                                        23,941,405       0.5%
                                                                     -----------       ---
CZECH REPUBLIC -- (0.2%)
   CEZ A.S.                                                  323,343   6,098,635       0.1%
   Komercni banka A.S.                                        66,980   2,450,807       0.1%
   O2 Czech Republic A.S.                                     43,037     394,835       0.0%
   Pegas Nonwovens SA                                          5,839     187,327       0.0%
   Philip Morris CR A.S.                                         712     351,705       0.0%
   Unipetrol A.S.                                             45,807     342,493       0.0%
                                                                     -----------       ---
TOTAL CZECH REPUBLIC                                                   9,825,802       0.2%
                                                                     -----------       ---
EGYPT -- (0.2%)
   Commercial International Bank Egypt S.A.E. GDR            142,858     631,432       0.0%
   Commercial International Bank Egypt SAE GDR             1,400,823   6,193,036       0.1%
*  Egyptian Financial Group-Hermes Holding Co. GDR               774       1,424       0.0%
*  Global Telecom Holding S.A.E. GDR                          12,341      25,299       0.0%
*  Global Telecom Holding SAE GDR                            640,757   1,313,773       0.1%
                                                                     -----------       ---
TOTAL EGYPT                                                            8,164,964       0.2%
                                                                     -----------       ---
GREECE -- (0.2%)
*  Alpha Bank AE                                             105,217     179,907       0.0%
   Athens Water Supply & Sewage Co. SA (The)                  31,795     188,246       0.0%
*  Eurobank Ergasias SA                                          331         196       0.0%
*  FF Group                                                   34,149     817,855       0.0%
*  Hellenic Petroleum SA                                     112,224     513,144       0.0%
   Hellenic Telecommunications Organization SA               340,319   3,120,813       0.1%
   JUMBO SA                                                  168,373   2,392,635       0.1%
   Motor Oil Hellas Corinth Refineries SA                     96,253   1,152,532       0.0%
*  National Bank of Greece SA                                128,189      26,217       0.0%
   OPAP SA                                                   278,698   2,377,029       0.0%
*  Piraeus Bank SA                                            20,676       3,419       0.0%
   Titan Cement Co. SA                                        61,385   1,425,784       0.0%
                                                                     -----------       ---
TOTAL GREECE                                                          12,197,777       0.2%
                                                                     -----------       ---
HUNGARY -- (0.4%)
   MOL Hungarian Oil & Gas P.L.C.                            102,134   6,550,894       0.1%
   OTP Bank P.L.C.                                           293,742   8,231,867       0.2%
   Richter Gedeon Nyrt                                       216,026   4,637,459       0.1%
                                                                     -----------       ---
TOTAL HUNGARY                                                         19,420,220       0.4%
                                                                     -----------       ---
INDIA -- (12.2%)
   ABB India, Ltd.                                            33,317     548,711       0.0%
   ACC, Ltd.                                                  64,891   1,475,890       0.0%
   Adani Ports & Special Economic Zone, Ltd.                 807,107   3,681,907       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDIA -- (Continued)
*  Aditya Birla Fashion and Retail, Ltd.                     605,239 $ 1,484,799       0.0%
   Aditya Birla Nuvo, Ltd.                                   132,730   2,763,883       0.1%
   Amara Raja Batteries, Ltd.                                 79,101   1,220,001       0.0%
   Ambuja Cements, Ltd.                                    1,004,466   3,605,556       0.1%
   Apollo Hospitals Enterprise, Ltd.                         129,365   2,601,098       0.1%
   Ashok Leyland, Ltd.                                     1,810,886   2,479,257       0.1%
   Asian Paints, Ltd.                                        474,671   7,648,270       0.2%
   Aurobindo Pharma, Ltd.                                    625,132   7,668,604       0.2%
   Axis Bank, Ltd.                                         2,033,467  14,847,464       0.3%
   Bajaj Auto, Ltd.                                          155,378   6,591,289       0.1%
   Bajaj Finance, Ltd.                                       382,190   6,182,417       0.1%
   Bajaj Finserv, Ltd.                                        70,539   3,613,722       0.1%
   Bajaj Holdings & Investment, Ltd.                          54,452   1,809,007       0.0%
*  Bank of Baroda                                            910,704   2,121,846       0.0%
   Berger Paints India, Ltd.                                 331,080   1,283,796       0.0%
   Bharat Electronics, Ltd.                                   51,903   1,031,249       0.0%
   Bharat Forge, Ltd.                                        242,918   3,209,720       0.1%
   Bharat Heavy Electricals, Ltd.                          1,315,511   2,737,393       0.1%
   Bharat Petroleum Corp., Ltd.                              486,244   4,878,271       0.1%
   Bharti Airtel, Ltd.                                     1,665,743   7,954,758       0.2%
   Bharti Infratel, Ltd.                                     213,865   1,111,692       0.0%
   Blue Dart Express, Ltd.                                     5,251     405,037       0.0%
   Bosch, Ltd.                                                 8,365   2,749,426       0.1%
   Britannia Industries, Ltd.                                 26,712   1,328,354       0.0%
   Cadila Healthcare, Ltd.                                   362,605   2,266,110       0.0%
   Cairn India, Ltd.                                         655,103   2,208,795       0.0%
   Castrol India, Ltd.                                        38,740     266,542       0.0%
   Cipla, Ltd.                                               567,858   4,912,511       0.1%
   Coal India, Ltd.                                          555,694   2,705,513       0.1%
   Colgate-Palmolive India, Ltd.                             142,544   2,071,205       0.0%
   Container Corp. Of India, Ltd.                             55,130   1,133,417       0.0%
   CRISIL, Ltd.                                                7,945     266,405       0.0%
   Cummins India, Ltd.                                        94,559   1,216,967       0.0%
   Dabur India, Ltd.                                         743,476   3,247,646       0.1%
   Divi's Laboratories, Ltd.                                 186,164   3,585,133       0.1%
   DLF, Ltd.                                                 371,230     836,822       0.0%
   Dr Reddy's Laboratories, Ltd.                              71,015   3,520,488       0.1%
#  Dr Reddy's Laboratories, Ltd. ADR                         148,465   7,317,840       0.1%
   Eicher Motors, Ltd.                                        20,610   7,395,301       0.1%
   Emami, Ltd.                                                90,332   1,620,641       0.0%
   GAIL India, Ltd.                                          575,655   3,719,312       0.1%
   GAIL India, Ltd. GDR                                       28,791   1,107,130       0.0%
   Gillette India, Ltd.                                        3,761     241,332       0.0%
   GlaxoSmithKline Consumer Healthcare, Ltd.                  14,937   1,355,596       0.0%
   GlaxoSmithKline Pharmaceuticals, Ltd.                      13,217     583,261       0.0%
   Glenmark Pharmaceuticals, Ltd.                            316,017   4,436,557       0.1%
   Godrej Consumer Products, Ltd.                            168,863   4,044,909       0.1%
   Grasim Industries, Ltd.                                    31,500     456,523       0.0%
   Havells India, Ltd.                                       407,089   2,485,217       0.1%
   HCL Technologies, Ltd.                                  1,011,418  11,624,140       0.2%
   HDFC Bank, Ltd.                                         1,441,144  27,008,537       0.5%
   Hero MotoCorp, Ltd.                                       156,516   7,856,178       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDIA -- (Continued)
   Hindalco Industries, Ltd.                               1,549,771 $ 3,477,334       0.1%
   Hindustan Petroleum Corp., Ltd.                           346,890   2,424,970       0.0%
   Hindustan Unilever, Ltd.                                1,148,145  14,436,837       0.3%
   Housing Development Finance Corp., Ltd.                 1,095,932  22,624,895       0.5%
   ICICI Bank, Ltd.                                        1,656,257   6,884,121       0.1%
   ICICI Bank, Ltd. Sponsored ADR                          1,043,395   8,649,745       0.2%
   Idea Cellular, Ltd.                                     2,689,000   3,093,726       0.1%
   IDFC Bank, Ltd.                                           601,656     718,573       0.0%
   Indiabulls Housing Finance, Ltd.                          567,836   7,208,167       0.1%
   Indian Oil Corp., Ltd.                                  1,284,042   6,220,951       0.1%
   IndusInd Bank, Ltd.                                       390,301   6,997,404       0.1%
   Infosys, Ltd.                                           1,886,232  28,287,791       0.6%
   Infosys, Ltd. Sponsored ADR                               847,888  12,938,771       0.3%
   ITC, Ltd.                                               4,896,443  17,714,670       0.4%
   JSW Energy, Ltd.                                           12,270      12,088       0.0%
   JSW Steel, Ltd.                                           365,609   9,053,465       0.2%
   Kansai Nerolac Paints, Ltd.                                 4,919      28,329       0.0%
   Kotak Mahindra Bank, Ltd.                                 541,230   6,634,161       0.1%
   Larsen & Toubro, Ltd.                                     363,180   8,021,725       0.2%
   LIC Housing Finance, Ltd.                                 847,563   7,476,586       0.2%
   Lupin, Ltd.                                               355,461   8,093,933       0.2%
   Mahindra & Mahindra Financial Services, Ltd.              268,646   1,452,867       0.0%
   Mahindra & Mahindra, Ltd.                                 682,599  13,437,352       0.3%
   Marico, Ltd.                                              748,884   3,115,122       0.1%
   Maruti Suzuki India, Ltd.                                 138,331  12,236,568       0.2%
   Max Financial Services, Ltd.                               48,633     408,775       0.0%
*  MAX India, Ltd.                                            65,990     140,366       0.0%
   Motherson Sumi Systems, Ltd.                              542,274   2,694,371       0.1%
   MRF, Ltd.                                                   2,969   2,126,088       0.0%
   Nestle India, Ltd.                                         37,106   3,853,815       0.1%
   NHPC, Ltd.                                              2,310,835     924,112       0.0%
   NTPC, Ltd.                                              1,434,092   3,227,589       0.1%
   Oil & Natural Gas Corp., Ltd.                             989,305   4,276,725       0.1%
   Oil India, Ltd.                                           221,777   1,381,098       0.0%
   Oracle Financial Services Software, Ltd.                   27,493   1,321,912       0.0%
   Page Industries, Ltd.                                       9,049   2,230,809       0.0%
   Petronet LNG, Ltd.                                        405,630   2,359,130       0.0%
   Pidilite Industries, Ltd.                                 196,824   2,141,161       0.0%
   Piramal Enterprises, Ltd.                                 114,581   3,098,971       0.1%
   Power Finance Corp., Ltd.                               1,604,279   3,001,688       0.1%
   Power Grid Corp. of India, Ltd.                         1,599,407   4,183,823       0.1%
   Procter & Gamble Hygiene & Health Care, Ltd.               10,286   1,082,878       0.0%
*  Punjab National Bank                                      308,644     671,550       0.0%
   Rajesh Exports, Ltd.                                      117,218     842,836       0.0%
   Reliance Industries, Ltd.                               1,625,226  25,537,646       0.5%
   Rural Electrification Corp., Ltd.                       1,513,852   3,060,642       0.1%
   Shree Cement, Ltd.                                         10,928   2,763,220       0.1%
   Shriram Transport Finance Co., Ltd.                       268,934   4,389,860       0.1%
   Siemens, Ltd.                                              65,181   1,160,631       0.0%
   State Bank of India                                     1,858,229   7,161,503       0.1%
   Sun Pharmaceutical Industries, Ltd.                     1,256,320  14,092,236       0.3%
   Sun TV Network, Ltd.                                      204,506   1,676,904       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDIA -- (Continued)
   Sundaram Finance, Ltd.                                      13,385 $    279,303       0.0%
   Tata Consultancy Services, Ltd.                            720,066   25,774,900       0.5%
   Tata Motors, Ltd.                                        1,952,358   15,521,888       0.3%
   Tata Motors, Ltd. Sponsored ADR                             84,855    3,344,136       0.1%
   Tata Power Co., Ltd.                                     2,105,165    2,460,232       0.1%
   Tata Steel, Ltd.                                           683,642    4,145,374       0.1%
   Tech Mahindra, Ltd.                                        955,950    6,309,759       0.1%
   Titan Co., Ltd.                                            329,228    1,879,343       0.0%
   Torrent Pharmaceuticals, Ltd.                               94,358    1,999,652       0.0%
   Ultratech Cement, Ltd.                                      43,023    2,558,261       0.1%
   United Breweries, Ltd.                                      96,720    1,265,468       0.0%
*  United Spirits, Ltd.                                        58,173    1,973,665       0.0%
   UPL, Ltd.                                                  812,040    8,451,290       0.2%
   Vedanta, Ltd.                                            3,139,759    9,528,024       0.2%
   Vedanta, Ltd. ADR                                           42,052      507,147       0.0%
   Wipro, Ltd.                                                742,954    5,178,816       0.1%
   Yes Bank, Ltd.                                             271,196    5,134,197       0.1%
   Zee Entertainment Enterprises, Ltd.                        719,876    5,585,410       0.1%
                                                                      ------------      ----
TOTAL INDIA                                                            619,470,800      12.4%
                                                                      ------------      ----
INDONESIA -- (3.2%)
   Adaro Energy Tbk PT                                     37,523,800    4,555,420       0.1%
   AKR Corporindo Tbk PT                                    1,809,000      981,983       0.0%
   Astra Agro Lestari Tbk PT                                1,223,444    1,429,461       0.0%
   Astra International Tbk PT                              23,646,410   14,918,699       0.3%
   Bank Central Asia Tbk PT                                15,447,700   18,366,468       0.4%
   Bank Danamon Indonesia Tbk PT                            5,763,579    1,704,546       0.0%
   Bank Mandiri Persero Tbk PT                             11,912,417   10,493,037       0.2%
   Bank Negara Indonesia Persero Tbk PT                    14,471,622    6,178,124       0.1%
   Bank Rakyat Indonesia Persero Tbk PT                    15,742,100   14,699,491       0.3%
*  Bayan Resources Tbk PT                                      79,500       39,689       0.0%
   Bumi Serpong Damai Tbk PT                               15,448,500    2,563,205       0.1%
   Chandra Asri Petrochemical Tbk PT                           22,300       30,517       0.0%
   Charoen Pokphand Indonesia Tbk PT                       10,504,800    2,972,925       0.1%
   Ciputra Development Tbk PT                              12,934,246    1,565,212       0.0%
   Gudang Garam Tbk PT                                        675,500    3,514,640       0.1%
   Indocement Tunggal Prakarsa Tbk PT                       2,000,200    2,518,471       0.1%
   Indofood CBP Sukses Makmur Tbk PT                        3,456,800    2,490,001       0.0%
   Indofood Sukses Makmur Tbk PT                           11,903,400    7,739,333       0.2%
*  Indosat Tbk PT                                           1,720,800      870,371       0.0%
   Jasa Marga Persero Tbk PT                                3,626,900    1,258,122       0.0%
   Kalbe Farma Tbk PT                                      32,614,300    4,345,874       0.1%
   Lippo Karawaci Tbk PT                                    1,007,600       69,699       0.0%
   Matahari Department Store Tbk PT                         1,745,400    2,407,014       0.0%
   Mayora Indah Tbk PT                                     21,553,325    2,508,882       0.1%
   Media Nusantara Citra Tbk PT                            12,764,400    2,053,087       0.0%
   Mitra Keluarga Karyasehat Tbk PT                           353,900       75,393       0.0%
   Pakuwon Jati Tbk PT                                     58,500,300    3,227,700       0.1%
   Perusahaan Gas Negara Persero Tbk                       13,675,600    2,678,753       0.1%
   Semen Indonesia Persero Tbk PT                           6,596,100    4,971,885       0.1%
*  Sinar Mas Agro Resources & Technology Tbk PT             1,116,500      385,801       0.0%
   Summarecon Agung Tbk PT                                 21,107,600    2,666,333       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
INDONESIA -- (Continued)
   Surya Citra Media Tbk PT                                10,406,100 $  2,113,381       0.0%
   Telekomunikasi Indonesia Persero Tbk PT                 39,175,700   12,648,802       0.3%
   Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR      196,768    6,392,992       0.1%
   Tower Bersama Infrastructure Tbk PT                      2,884,000    1,320,229       0.0%
   Unilever Indonesia Tbk PT                                2,121,800    7,230,608       0.1%
   United Tractors Tbk PT                                   5,132,496    8,490,335       0.2%
   Waskita Karya Persero Tbk PT                             6,283,179    1,261,156       0.0%
*  XL Axiata Tbk PT                                         7,703,800    1,298,921       0.0%
                                                                      ------------       ---
TOTAL INDONESIA                                                        165,036,560       3.3%
                                                                      ------------       ---
MALAYSIA -- (3.5%)
   Affin Holdings Bhd                                         871,200      456,626       0.0%
   Alliance Financial Group Bhd                             1,998,100    1,900,697       0.0%
   AMMB Holdings Bhd                                        5,557,859    5,564,744       0.1%
   Astro Malaysia Holdings Bhd                              2,488,700    1,691,110       0.0%
#  Axiata Group Bhd                                         3,906,251    4,579,762       0.1%
   Batu Kawan Bhd                                             105,400      460,047       0.0%
*  Berjaya Land Bhd                                            43,000        6,154       0.0%
   BIMB Holdings Bhd                                        1,143,255    1,199,452       0.0%
   Boustead Holdings Bhd                                      330,600      172,564       0.0%
   British American Tobacco Malaysia Bhd                      212,600    2,510,142       0.1%
   Bursa Malaysia Bhd                                          53,800      110,904       0.0%
#  CIMB Group Holdings Bhd                                  6,513,512    7,802,990       0.2%
   Dialog Group Bhd                                         4,981,118    1,839,137       0.0%
   DiGi.Com Bhd                                             5,805,020    6,961,651       0.1%
   Felda Global Ventures Holdings Bhd                         379,100      181,544       0.0%
   Gamuda Bhd                                               2,395,200    2,805,453       0.1%
   Genting Bhd                                              4,187,100    7,824,374       0.2%
   Genting Malaysia Bhd                                     3,837,600    4,355,264       0.1%
   Genting Plantations Bhd                                    325,000      851,915       0.0%
#  HAP Seng Consolidated Bhd                                1,066,700    1,981,807       0.0%
#  Hartalega Holdings Bhd                                   1,084,200    1,266,033       0.0%
   Hong Leong Bank Bhd                                      1,040,166    3,299,929       0.1%
   Hong Leong Financial Group Bhd                             744,483    2,789,031       0.1%
   IHH Healthcare Bhd                                       2,243,200    3,421,189       0.1%
   IJM Corp. Bhd                                            7,006,462    5,513,528       0.1%
   IOI Corp. Bhd                                            4,711,405    5,049,897       0.1%
   IOI Properties Group Bhd                                 2,441,943    1,423,041       0.0%
   Kuala Lumpur Kepong Bhd                                    504,800    2,882,141       0.1%
#  Lafarge Malaysia Bhd                                       659,480    1,272,405       0.0%
#  Malayan Banking Bhd                                      6,090,245   11,466,854       0.2%
#  Malaysia Airports Holdings Bhd                           1,492,441    2,356,728       0.1%
#  Maxis Bhd                                                2,881,400    4,093,381       0.1%
   MISC Bhd                                                 1,581,998    2,835,687       0.1%
#  MMC Corp. Bhd                                            1,978,300    1,127,971       0.0%
   Nestle Malaysia Bhd                                          3,400       63,502       0.0%
   Oriental Holdings Bhd                                       16,600       27,581       0.0%
#  Petronas Chemicals Group Bhd                             3,567,800    5,951,706       0.1%
   Petronas Dagangan Bhd                                      367,500    2,046,375       0.0%
   Petronas Gas Bhd                                           890,500    4,662,985       0.1%
   PPB Group Bhd                                              900,800    3,461,061       0.1%
   Public Bank Bhd                                          3,537,614   16,744,498       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
MALAYSIA -- (Continued)
   QL Resources Bhd                                            619,700 $    652,965       0.0%
   RHB Bank Bhd                                              1,537,905    1,770,876       0.0%
#* Sapurakencana Petroleum Bhd                              10,900,700    4,191,287       0.1%
   Sime Darby Bhd                                            3,639,627    7,107,728       0.2%
#  SP Setia Bhd Group                                        1,112,829      929,882       0.0%
   Sunway Bhd                                                1,710,000    1,271,750       0.0%
   Telekom Malaysia Bhd                                      1,435,664    2,236,746       0.1%
   Tenaga Nasional Bhd                                       4,375,250   14,949,608       0.3%
#  Top Glove Corp. Bhd                                         908,900    1,071,779       0.0%
#  UMW Holdings Bhd                                          1,515,766    2,147,316       0.1%
   United Plantations Bhd                                       61,000      405,525       0.0%
   Westports Holdings Bhd                                    1,509,000    1,586,510       0.0%
   YTL Corp. Bhd                                            16,425,686    6,227,716       0.1%
   YTL Power International Bhd                               3,177,547    1,158,472       0.0%
                                                                       ------------       ---
TOTAL MALAYSIA                                                          180,720,020       3.6%
                                                                       ------------       ---
MEXICO -- (5.0%)
#  Alfa S.A.B. de C.V. Class A                               8,197,783   12,439,152       0.3%
#  Alpek S.A.B. de C.V.                                        103,669      154,344       0.0%
   America Movil S.A.B. de C.V. Series L                    46,329,297   30,688,471       0.6%
   America Movil S.A.B. de C.V. Series L ADR                    22,528      296,018       0.0%
   Arca Continental S.A.B. de C.V.                             688,801    4,280,544       0.1%
*  Cemex S.A.B. de C.V.                                     10,756,423    9,304,667       0.2%
*  Cemex S.A.B. de C.V. Sponsored ADR                        1,691,964   14,686,248       0.3%
   Coca-Cola Femsa S.A.B. de C.V. Series L                     510,276    3,831,457       0.1%
#  Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                 36,634    2,747,916       0.1%
*  Corp Interamericana de Entretenimiento S.A.B. de C.V.
   Class B                                                       8,726        8,310       0.0%
#  El Puerto de Liverpool S.A.B. de C.V. Class C1              185,660    1,952,470       0.0%
#  Fomento Economico Mexicano S.A.B. de C.V.                 1,793,669   17,198,383       0.3%
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR      39,796    3,807,283       0.1%
#  Gruma S.A.B. de C.V. Class B                                541,859    7,532,302       0.2%
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR          15,027    1,452,059       0.0%
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B     469,811    4,538,780       0.1%
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR           32,867    5,225,853       0.1%
#  Grupo Bimbo S.A.B. de C.V. Series A                       2,572,025    6,934,575       0.1%
#  Grupo Carso S.A.B. de C.V. Series A1                        924,248    4,039,092       0.1%
#  Grupo Elektra S.A.B. de C.V.                                 88,461    1,224,067       0.0%
#  Grupo Financiero Banorte S.A.B. de C.V. Class O           4,609,848   27,194,225       0.6%
   Grupo Financiero Inbursa S.A.B. de C.V. Class O           3,623,431    5,904,538       0.1%
#  Grupo Financiero Santander Mexico S.A.B. de C.V.
   Class B                                                   3,362,943    6,090,341       0.1%
   Grupo Financiero Santander Mexico S.A.B. de C.V.
     Class B ADR                                                64,027      579,444       0.0%
#  Grupo Lala S.A.B. de C.V.                                 1,018,201    1,893,538       0.0%
   Grupo Mexico S.A.B. de C.V. Series B                      6,058,822   14,873,781       0.3%
*  Grupo Qumma SA de C.V. Series B                               1,591           --       0.0%
#  Grupo Televisa S.A.B. Series CPO                          3,356,577   16,490,754       0.3%
   Grupo Televisa S.A.B. Sponsored ADR                         148,075    3,632,280       0.1%
#* Impulsora del Desarrollo y El Empleo en America Latina
   S.A.B. de C.V.                                            2,362,916    3,206,645       0.1%
#  Industrias Penoles S.A.B. de C.V.                           252,581    6,110,400       0.1%
#  Infraestructura Energetica Nova S.A.B. de C.V.              410,039    1,811,452       0.0%
   Kimberly-Clark de Mexico S.A.B. de C.V. Class A           2,348,560    5,060,941       0.1%
#* La Comer S.A.B. de C.V.                                     732,725      672,598       0.0%
   Megacable Holdings S.A.B. de C.V.                            89,863      328,910       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                              SHARES     VALUE++    OF NET ASSETS**
                                                            ---------- ------------ ---------------
MEXICO -- (Continued)
   Mexichem S.A.B. de C.V.                                   2,819,937 $  6,739,144       0.1%
*  Minera Frisco S.A.B. de C.V. Class A1                        10,368        8,053       0.0%
*  Organizacion Soriana S.A.B. de C.V. Class B               1,102,476    2,996,360       0.1%
   Promotora y Operadora de Infraestructura S.A.B. de C.V.     389,314    4,342,990       0.1%
*  Savia SA Class A                                            120,000           --       0.0%
#* Telesites S.A.B. de C.V.                                    156,246       90,105       0.0%
   Wal-Mart de Mexico S.A.B. de C.V.                         7,054,235   14,921,344       0.3%
                                                                       ------------       ---
TOTAL MEXICO                                                            255,289,834       5.1%
                                                                       ------------       ---
PERU -- (0.3%)
#  Cementos Pacasmayo SAA ADR                                   11,559      110,504       0.0%
*  Cia de Minas Buenaventura SAA ADR                           139,674    1,856,267       0.1%
   Credicorp, Ltd.                                              78,885   11,728,622       0.2%
   Grana y Montero SAA Sponsored ADR                            90,090      751,351       0.0%
                                                                       ------------       ---
TOTAL PERU                                                               14,446,744       0.3%
                                                                       ------------       ---
PHILIPPINES -- (1.7%)
   Aboitiz Equity Ventures, Inc.                             2,259,870    3,638,037       0.1%
   Aboitiz Power Corp.                                       2,462,500    2,332,467       0.1%
   Alliance Global Group, Inc.                               7,852,800    2,311,646       0.0%
   Ayala Corp.                                                 284,537    4,905,471       0.1%
   Ayala Land, Inc.                                          9,207,218    6,886,928       0.1%
   Bank of the Philippine Islands                            1,219,273    2,544,235       0.1%
   BDO Unibank, Inc.                                         2,525,651    5,882,134       0.1%
   DMCI Holdings, Inc.                                      10,645,700    2,745,081       0.1%
*  DoubleDragon Properties Corp.                               297,600      342,467       0.0%
   Emperador, Inc.                                           1,850,900      276,795       0.0%
   Energy Development Corp.                                 26,284,600    3,201,111       0.1%
*  Fwbc Holdings, Inc.                                       2,006,957           --       0.0%
   Globe Telecom, Inc.                                          54,925    2,020,157       0.0%
   GT Capital Holdings, Inc.                                   131,905    3,564,986       0.1%
   International Container Terminal Services, Inc.           1,287,400    2,066,847       0.0%
   JG Summit Holdings, Inc.                                  1,833,830    2,872,928       0.1%
   Jollibee Foods Corp.                                        695,840    3,417,295       0.1%
   LT Group, Inc.                                            4,344,100    1,295,103       0.0%
   Manila Electric Co.                                         348,700    1,988,999       0.0%
   Megaworld Corp.                                          23,849,800    1,976,890       0.0%
   Metro Pacific Investments Corp.                          24,178,700    3,600,509       0.1%
   Metropolitan Bank & Trust Co.                             1,097,655    1,843,383       0.0%
   Philippine National Bank                                    272,898      326,599       0.0%
   PLDT, Inc.                                                  100,220    3,162,770       0.1%
   PLDT, Inc. Sponsored ADR                                     50,043    1,591,367       0.0%
   Puregold Price Club, Inc.                                 1,510,400    1,271,475       0.0%
   Robinsons Land Corp.                                      3,988,000    2,549,273       0.1%
   Robinsons Retail Holdings, Inc.                             373,260      595,414       0.0%
   San Miguel Corp.                                          1,333,180    2,218,132       0.0%
   Security Bank Corp.                                         174,300      793,445       0.0%
   Semirara Mining & Power Corp.                               529,000    1,376,073       0.0%
   SM Investments Corp.                                        282,933    3,922,048       0.1%
   SM Prime Holdings, Inc.                                   8,486,110    4,712,141       0.1%
*  Top Frontier Investment Holdings, Inc.                       42,789      207,266       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
PHILIPPINES -- (Continued)
   Universal Robina Corp.                                  1,282,840 $ 4,820,629       0.1%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     87,260,101       1.7%
                                                                     -----------       ---
POLAND -- (1.4%)
*  Alior Bank SA                                             133,578   1,608,143       0.0%
   Bank Handlowy w Warszawie SA                               44,679     884,899       0.0%
*  Bank Millennium SA                                      1,019,364   1,500,308       0.0%
   Bank Pekao SA                                             121,618   3,753,628       0.1%
   Bank Zachodni WBK SA                                       50,450   4,076,453       0.1%
   Budimex SA                                                    505      26,203       0.0%
   CCC SA                                                     31,719   1,609,579       0.0%
*  Cyfrowy Polsat SA                                         393,451   2,431,604       0.1%
*  Enea SA                                                   208,986     535,338       0.0%
   Eurocash SA                                               127,351   1,289,754       0.0%
   Grupa Azoty SA                                             78,276   1,246,690       0.0%
*  Grupa Lotos SA                                            175,161   1,518,742       0.0%
   ING Bank Slaski SA                                         39,956   1,466,699       0.0%
   Kernel Holding SA                                           2,130      34,084       0.0%
   KGHM Polska Miedz SA                                      406,726   7,382,250       0.2%
#  LPP SA                                                      1,669   2,506,774       0.1%
*  mBank SA                                                   26,866   2,426,056       0.1%
   Orange Polska SA                                        1,116,971   1,594,730       0.0%
   PGE Polska Grupa Energetyczna SA                        2,683,831   7,031,896       0.2%
#  Polski Koncern Naftowy Orlen SA                           649,675  12,871,577       0.3%
   Polskie Gornictwo Naftowe i Gazownictwo SA              2,283,734   2,923,663       0.1%
   Powszechna Kasa Oszczednosci Bank Polski SA               964,323   6,755,305       0.1%
   Powszechny Zaklad Ubezpieczen SA                          808,411   5,613,023       0.1%
*  Synthos SA                                                889,961   1,077,153       0.0%
*  Tauron Polska Energia SA                                2,110,398   1,426,081       0.0%
                                                                     -----------       ---
TOTAL POLAND                                                          73,590,632       1.5%
                                                                     -----------       ---
RUSSIA -- (1.8%)
   Gazprom PJSC Sponsored ADR                              4,944,295  21,319,197       0.4%
*  Lenta, Ltd. GDR(BJ621Y903)                                 30,830     223,315       0.0%
*  Lenta, Ltd. GDR(52634T200)                                 44,277     321,451       0.0%
   Lukoil PJSC Sponsored ADR                                 257,005  12,501,317       0.3%
   Magnitogorsk Iron & Steel OJSC GDR                        197,103   1,294,772       0.0%
*  Mail.Ru Group, Ltd. GDR(B53NQB903)                         41,223     674,721       0.0%
*  Mail.Ru Group, Ltd. GDR(560317208)                         15,547     254,504       0.0%
   MegaFon PJSC GDR                                          139,778   1,331,248       0.0%
   MMC Norilsk Nickel PJSC ADR                               406,377   6,129,575       0.1%
   NOVATEK OJSC GDR                                           61,847   6,594,215       0.1%
   Novolipetsk Steel PJSC GDR                                123,601   2,003,137       0.0%
   PhosAgro PJSC GDR                                          74,421     922,751       0.0%
   Rosneft PJSC GDR                                          833,683   4,533,703       0.1%
   Rostelecom PJSC Sponsored ADR(B114RM901)                   78,867     579,822       0.0%
   Rostelecom PJSC Sponsored ADR(778529107)                    2,291      17,022       0.0%
   RusHydro PJSC ADR(782183404)                               12,131      15,164       0.0%
   RusHydro PJSC ADR(BYZ5W4903)                            1,329,772   1,619,697       0.0%
   Sberbank of Russia PJSC Sponsored ADR                   1,818,206  17,220,575       0.4%
   Severstal PJSC GDR                                        216,701   3,055,762       0.1%
   Tatneft PJSC Sponsored ADR                                259,605   8,664,911       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
RUSSIA -- (Continued)
   VTB Bank PJSC GDR(B1W7FX909)                            1,358,280 $ 2,838,930       0.1%
   VTB Bank PJSC GDR(46630Q202)                              130,253     272,750       0.0%
                                                                     -----------       ---
TOTAL RUSSIA                                                          92,388,539       1.8%
                                                                     -----------       ---
SOUTH AFRICA -- (7.9%)
#* African Bank Investments, Ltd.                            709,671         266       0.0%
*  Anglo American Platinum, Ltd.                             124,586   2,945,672       0.1%
*  AngloGold Ashanti, Ltd. Sponsored ADR                   1,637,102  22,493,782       0.5%
   Aspen Pharmacare Holdings, Ltd.                           447,818   9,755,540       0.2%
   AVI, Ltd.                                                 175,886   1,235,490       0.0%
   Barclays Africa Group, Ltd.                             1,084,401  12,583,876       0.3%
   Bid Corp., Ltd.                                           778,465  13,670,249       0.3%
#  Bidvest Group, Ltd. (The)                                 778,465   9,671,778       0.2%
*  Brait SE                                                  232,213   1,541,204       0.0%
   Capitec Bank Holdings, Ltd.                                88,443   4,489,657       0.1%
   Discovery, Ltd.                                           723,139   6,181,333       0.1%
   Distell Group, Ltd.                                        70,509     865,496       0.0%
   FirstRand, Ltd.                                         4,730,180  16,961,318       0.3%
   Gold Fields, Ltd. Sponsored ADR                         2,642,178  10,965,039       0.2%
*  Impala Platinum Holdings, Ltd.                            613,363   2,478,386       0.1%
   Imperial Holdings, Ltd.                                   618,348   7,810,163       0.2%
   Investec, Ltd.                                            841,341   5,181,579       0.1%
#* Kumba Iron Ore, Ltd.                                       96,985     987,664       0.0%
   Liberty Holdings, Ltd.                                    457,733   3,940,919       0.1%
   Life Healthcare Group Holdings, Ltd.                    2,602,500   6,952,846       0.1%
   MMI Holdings, Ltd.                                      3,545,776   5,939,670       0.1%
   Mondi, Ltd.                                               273,651   5,345,346       0.1%
   Mr. Price Group, Ltd.                                     545,010   6,209,039       0.1%
   MTN Group, Ltd.                                         2,516,919  21,739,475       0.4%
   Naspers, Ltd. Class N                                     370,571  62,063,317       1.2%
   Nedbank Group, Ltd.                                       634,489  10,385,957       0.2%
   Netcare, Ltd.                                           2,630,152   6,754,424       0.1%
   New Europe Property Investments P.L.C.                    103,926   1,280,834       0.0%
#  Pick n Pay Stores, Ltd.                                   473,477   2,319,845       0.0%
   Pioneer Foods Group, Ltd.                                 225,369   2,715,181       0.1%
   PSG Group, Ltd.                                           161,662   2,523,205       0.1%
   Sanlam, Ltd.                                            2,999,830  14,530,277       0.3%
*  Sappi, Ltd.                                             1,031,164   5,737,663       0.1%
   Sasol, Ltd.                                               130,693   3,609,086       0.1%
   Sasol, Ltd. Sponsored ADR                                 778,314  21,411,418       0.4%
   Shoprite Holdings, Ltd.                                   951,195  14,037,192       0.3%
   Sibanye Gold, Ltd.                                        118,491     329,614       0.0%
   Sibanye Gold, Ltd. Sponsored ADR                           89,285     999,992       0.0%
   SPAR Group, Ltd. (The)                                    284,382   4,031,925       0.1%
   Standard Bank Group, Ltd.                               2,023,352  21,478,453       0.4%
   Steinhoff International Holdings NV                     3,453,813  18,632,175       0.4%
   Telkom SA SOC, Ltd.                                       527,733   2,432,582       0.1%
   Tiger Brands, Ltd.                                        264,186   7,523,070       0.2%
#  Truworths International, Ltd.                             973,557   5,165,314       0.1%
   Tsogo Sun Holdings, Ltd.                                  311,671     708,637       0.0%
   Vodacom Group, Ltd.                                       520,334   5,613,856       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
   Woolworths Holdings, Ltd.                               1,765,305 $ 10,223,820       0.2%
                                                                     ------------       ---
TOTAL SOUTH AFRICA                                                    404,453,624       8.1%
                                                                     ------------       ---
SOUTH KOREA -- (14.3%)
   Amorepacific Corp.                                         38,725   12,132,491       0.2%
   AMOREPACIFIC Group                                         35,323    4,559,815       0.1%
#  BGF retail Co., Ltd.                                        5,475      831,439       0.0%
#  BNK Financial Group, Inc.                                 597,367    4,842,102       0.1%
#* Celltrion, Inc.                                            65,022    6,023,976       0.1%
   Cheil Worldwide, Inc.                                      73,456    1,087,227       0.0%
#  CJ CGV Co., Ltd.                                           16,235      960,400       0.0%
   CJ CheilJedang Corp.                                       16,081    4,905,925       0.1%
   CJ Corp.                                                   27,709    4,218,539       0.1%
   CJ E&M Corp.                                               19,443    1,185,985       0.0%
#* CJ Korea Express Corp.                                      4,508      791,525       0.0%
#* Com2uSCorp                                                  9,584      794,084       0.0%
   Coway Co., Ltd.                                            70,382    5,505,544       0.1%
   Cuckoo Electronics Co., Ltd.                                  304       35,027       0.0%
   Daelim Industrial Co., Ltd.                                45,910    3,271,689       0.1%
*  Daewoo Engineering & Construction Co., Ltd.               133,508      736,359       0.0%
*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.        165,407      647,606       0.0%
   DGB Financial Group, Inc.                                 246,269    2,062,896       0.0%
   Dongbu Insurance Co., Ltd.                                 80,628    5,001,632       0.1%
   Dongsuh Cos Inc.                                           21,475      508,868       0.0%
#  Dongwon Systems Corp.                                       3,309      161,357       0.0%
   Doosan Corp.                                               21,369    1,912,055       0.0%
#  Doosan Heavy Industries & Construction Co., Ltd.          102,105    2,329,559       0.1%
   E-MART, Inc.                                               28,588    4,053,781       0.1%
   Grand Korea Leisure Co., Ltd.                              38,572      731,917       0.0%
#  Green Cross Corp.                                           3,906      475,633       0.0%
#  Green Cross Holdings Corp.                                 18,294      354,361       0.0%
#* GS Engineering & Construction Corp.                        78,050    1,821,943       0.0%
   GS Holdings Corp.                                         140,420    6,247,082       0.1%
   GS Retail Co., Ltd.                                        21,329      908,485       0.0%
   Hana Financial Group, Inc.                                477,076   13,645,411       0.3%
   Hankook Tire Co., Ltd.                                    166,875    8,013,518       0.2%
#  Hanmi Pharm Co., Ltd.                                       3,458    1,091,833       0.0%
#  Hanmi Science Co., Ltd.                                     9,206      610,660       0.0%
   Hanon Systems                                             189,125    1,768,372       0.0%
#  Hanssem Co., Ltd.                                          12,225    1,893,352       0.0%
   Hanwha Chemical Corp.                                     126,292    2,973,494       0.1%
   Hanwha Corp.                                              104,017    3,387,666       0.1%
   Hanwha Life Insurance Co., Ltd.                           395,871    2,161,261       0.1%
   Hanwha Techwin Co., Ltd.                                   38,062    2,114,207       0.0%
#  Hite Jinro Co., Ltd.                                       45,529      875,106       0.0%
#  Hotel Shilla Co., Ltd.                                     38,111    1,906,306       0.0%
#  Hyosung Corp.                                              58,732    6,860,770       0.1%
   Hyundai Department Store Co., Ltd.                         23,924    2,454,341       0.1%
   Hyundai Development Co-Engineering & Construction          58,468    2,472,471       0.1%
*  Hyundai Elevator Co., Ltd.                                 10,664      521,169       0.0%
   Hyundai Engineering & Construction Co., Ltd.              140,523    5,075,775       0.1%
   Hyundai Glovis Co., Ltd.                                   23,344    3,533,601       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE++   OF NET ASSETS**
                                                           ------- ----------- ---------------
SOUTH KOREA -- (Continued)
   Hyundai Greenfood Co., Ltd.                              44,457 $   650,545       0.0%
#* Hyundai Heavy Industries Co., Ltd.                       68,236   8,653,710       0.2%
   Hyundai Home Shopping Network Corp.                       1,639     162,491       0.0%
   Hyundai Marine & Fire Insurance Co., Ltd.               158,591   4,895,287       0.1%
*  Hyundai Mipo Dockyard Co., Ltd.                             285      17,437       0.0%
   Hyundai Mobis Co., Ltd.                                  58,324  13,910,754       0.3%
   Hyundai Motor Co.                                       175,874  21,472,355       0.4%
   Hyundai Steel Co.                                       164,371   7,082,727       0.1%
   Hyundai Wia Corp.                                        27,791   1,906,535       0.0%
   Industrial Bank of Korea                                468,370   5,391,450       0.1%
#  Kakao Corp.                                              15,117   1,008,008       0.0%
   Kangwon Land, Inc.                                       95,731   3,172,696       0.1%
   KB Financial Group, Inc.                                441,762  16,352,604       0.3%
   KB Financial Group, Inc. ADR                            103,883   3,841,593       0.1%
   KB Insurance Co., Ltd.                                   90,026   2,275,165       0.1%
   KCC Corp.                                                 7,792   2,750,995       0.1%
   KEPCO Plant Service & Engineering Co., Ltd.              27,560   1,321,181       0.0%
   Kia Motors Corp.                                        293,465  10,420,566       0.2%
#  KIWOOM Securities Co., Ltd.                               2,995     173,545       0.0%
   Kolon Industries, Inc.                                   18,825   1,222,880       0.0%
#* Komipharm International Co., Ltd.                         7,839     264,830       0.0%
   Korea Aerospace Industries, Ltd.                         61,734   3,486,796       0.1%
   Korea Electric Power Corp.                              220,479   9,538,061       0.2%
   Korea Electric Power Corp. Sponsored ADR                 79,658   1,737,341       0.0%
   Korea Gas Corp.                                          40,921   1,653,977       0.0%
   Korea Investment Holdings Co., Ltd.                      61,753   2,210,996       0.1%
   Korea Kolmar Co., Ltd.                                   17,594   1,251,850       0.0%
   Korea Petrochemical Ind Co., Ltd.                           463      82,536       0.0%
   Korea Zinc Co., Ltd.                                      7,147   2,837,852       0.1%
*  Korean Air Lines Co., Ltd.                               93,709   2,619,458       0.1%
   Korean Reinsurance Co.                                   24,163     249,013       0.0%
#  KT Corp. Sponsored ADR                                   95,200   1,522,248       0.0%
   KT&G Corp.                                              132,438  13,062,375       0.3%
   Kumho Petrochemical Co., Ltd.                            20,929   1,278,891       0.0%
#* Kumho Tire Co., Inc.                                     61,742     553,609       0.0%
   LG Chem, Ltd.                                            42,069   9,035,578       0.2%
   LG Corp.                                                105,265   5,629,167       0.1%
   LG Display Co., Ltd.                                    363,272   8,685,696       0.2%
   LG Display Co., Ltd. ADR                                808,137   9,705,725       0.2%
#  LG Electronics, Inc.                                    217,266   9,057,238       0.2%
   LG Household & Health Care, Ltd.                         11,853   8,478,903       0.2%
   LG Innotek Co., Ltd.                                     35,915   2,446,460       0.1%
   LG Uplus Corp.                                          539,707   5,562,330       0.1%
#* Loen Entertainment, Inc.                                  7,273     427,836       0.0%
#  Lotte Chemical Corp.                                     21,296   5,350,669       0.1%
   Lotte Chilsung Beverage Co., Ltd.                           684     920,771       0.0%
#  Lotte Confectionery Co., Ltd.                             1,451     243,567       0.0%
#  Lotte Shopping Co., Ltd.                                 17,857   3,562,910       0.1%
   LS Corp.                                                 21,498   1,028,198       0.0%
   LS Industrial Systems Co., Ltd.                           6,817     232,939       0.0%
   Macquarie Korea Infrastructure Fund                     447,213   3,443,002       0.1%
#  Mando Corp.                                              11,458   2,678,995       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES    VALUE++    OF NET ASSETS**
                                                           ------- ------------ ---------------
SOUTH KOREA -- (Continued)
#  Medy-Tox, Inc.                                            5,027 $  1,783,562       0.0%
   Meritz Financial Group, Inc.                             43,170      424,058       0.0%
#  Meritz Fire & Marine Insurance Co., Ltd.                 68,134      948,139       0.0%
#  Meritz Securities Co., Ltd.                             263,094      779,692       0.0%
   Mirae Asset Daewoo Co., Ltd.                            237,690    1,602,903       0.0%
   Mirae Asset Securities Co., Ltd.                         97,938    1,931,537       0.0%
   NAVER Corp.                                              33,801   25,288,736       0.5%
   NCSoft Corp.                                             12,507    2,889,227       0.1%
   NH Investment & Securities Co., Ltd.                    187,163    1,645,775       0.0%
#  NongShim Co., Ltd.                                        3,534      889,290       0.0%
#* OCI Co., Ltd.                                            27,861    2,195,726       0.1%
   Orion Corp.                                               4,535    2,830,440       0.1%
#  Ottogi Corp.                                                973      559,147       0.0%
#* Pan Ocean Co., Ltd.                                     118,418      372,603       0.0%
#  Paradise Co., Ltd.                                       26,633      302,002       0.0%
   POSCO                                                    44,452    9,249,236       0.2%
   POSCO Sponsored ADR                                      87,705    4,556,275       0.1%
#  Posco Daewoo Corp.                                       68,720    1,492,203       0.0%
   S-1 Corp.                                                16,277    1,314,228       0.0%
   S-Oil Corp.                                              52,028    3,555,471       0.1%
#  Samlip General Foods Co., Ltd.                            2,676      398,247       0.0%
   Samsung C&T Corp.                                        49,645    6,997,688       0.1%
   Samsung Card Co., Ltd.                                   43,815    1,844,596       0.0%
   Samsung Electro-Mechanics Co., Ltd.                      94,120    3,863,808       0.1%
   Samsung Electronics Co., Ltd.                            97,289  139,155,193       2.8%
   Samsung Electronics Co., Ltd. GDR                        52,509   36,940,669       0.7%
#* Samsung Engineering Co., Ltd.                            28,996      239,330       0.0%
   Samsung Fire & Marine Insurance Co., Ltd.                48,145   12,248,135       0.3%
#* Samsung Heavy Industries Co., Ltd.                      296,549    2,520,229       0.1%
   Samsung Life Insurance Co., Ltd.                         68,654    6,625,097       0.1%
   Samsung SDI Co., Ltd.                                    76,691    6,312,148       0.1%
   Samsung SDS Co., Ltd.                                    24,055    3,243,793       0.1%
   Samsung Securities Co., Ltd.                             72,006    2,165,622       0.1%
   Shinhan Financial Group Co., Ltd.                       347,482   13,292,638       0.3%
   Shinhan Financial Group Co., Ltd. ADR                    86,082    3,326,208       0.1%
   Shinsegae, Inc.                                           9,800    1,591,774       0.0%
   SK Chemicals Co., Ltd.                                   16,625      867,869       0.0%
   SK Holdings Co., Ltd.                                    43,857    8,555,660       0.2%
   SK Hynix, Inc.                                          705,494   25,233,135       0.5%
   SK Innovation Co., Ltd.                                  62,586    8,238,462       0.2%
   SK Materials Co., Ltd.                                    2,339      318,151       0.0%
   SK Networks Co., Ltd.                                   173,269      984,744       0.0%
   SK Telecom Co., Ltd.                                     17,011    3,334,696       0.1%
*  Ssangyong Cement Industrial Co., Ltd.                     9,472      132,748       0.0%
#* Taihan Electric Wire Co., Ltd.                           92,992      153,388       0.0%
   Woori Bank                                              543,488    5,923,004       0.1%
   Woori Bank Sponsored ADR                                  1,026       33,868       0.0%
   Young Poong Corp.                                           438      379,703       0.0%
#  Youngone Corp.                                           22,115      620,653       0.0%
   Yuhan Corp.                                               4,547      833,694       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
SOUTH KOREA -- (Continued)
#* Yungjin Pharmaceutical Co., Ltd.                            20,622 $    157,393       0.0%
                                                                      ------------      ----
TOTAL SOUTH KOREA                                                      727,123,549      14.5%
                                                                      ------------      ----
TAIWAN -- (15.0%)
#  Acer, Inc.                                               5,322,811    2,439,056       0.1%
#  Advanced Semiconductor Engineering, Inc.                12,317,929   14,473,311       0.3%
   Advantech Co., Ltd.                                        400,254    3,252,886       0.1%
   Airtac International Group                                 122,850      976,892       0.0%
   Asia Cement Corp.                                        4,279,758    3,731,274       0.1%
*  Asia Pacific Telecom Co., Ltd.                             139,000       44,624       0.0%
   Asustek Computer, Inc.                                     956,180    8,370,654       0.2%
#  AU Optronics Corp.                                      24,425,873    9,277,403       0.2%
   AU Optronics Corp. Sponsored ADR                           326,626    1,234,646       0.0%
#  Casetek Holdings, Ltd.                                     313,000    1,004,811       0.0%
#  Catcher Technology Co., Ltd.                             1,325,429   10,375,390       0.2%
   Cathay Financial Holding Co., Ltd.                       8,176,450   10,581,773       0.2%
#  Chailease Holding Co., Ltd.                              2,412,840    4,165,092       0.1%
   Chang Hwa Commercial Bank, Ltd.                          8,863,889    4,529,040       0.1%
   Cheng Shin Rubber Industry Co., Ltd.                     2,917,965    5,936,802       0.1%
   Chicony Electronics Co., Ltd.                            1,001,552    2,558,920       0.1%
   China Airlines, Ltd.                                     8,737,536    2,643,450       0.1%
   China Development Financial Holding Corp.               24,213,121    6,058,903       0.1%
   China Life Insurance Co., Ltd.                           5,929,344    5,465,453       0.1%
   China Motor Corp.                                          741,000      580,306       0.0%
   China Steel Corp.                                       15,093,932   10,901,856       0.2%
   Chipbond Technology Corp.                                1,082,000    1,493,657       0.0%
   Chunghwa Telecom Co., Ltd.                               1,608,000    5,506,053       0.1%
   Chunghwa Telecom Co., Ltd. Sponsored ADR                   246,757    8,426,751       0.2%
   Compal Electronics, Inc.                                 9,936,541    5,908,434       0.1%
   CTBC Financial Holding Co., Ltd.                        19,645,175   10,565,040       0.2%
   CTCI Corp.                                               1,008,000    1,479,204       0.0%
#  Cub Elecparts, Inc.                                         16,495      151,319       0.0%
   Delta Electronics, Inc.                                  2,347,486   12,358,519       0.3%
   E.Sun Financial Holding Co., Ltd.                       11,807,000    6,705,252       0.1%
#  Eclat Textile Co., Ltd.                                    253,336    2,870,559       0.1%
#  Ennoconn Corp.                                              52,000      824,005       0.0%
   Eternal Materials Co., Ltd.                              1,014,350    1,069,094       0.0%
   Eva Airways Corp.                                        6,056,740    2,915,796       0.1%
*  Evergreen Marine Corp. Taiwan, Ltd.                      3,219,261    1,202,301       0.0%
#  Far Eastern International Bank                             721,140      205,067       0.0%
   Far Eastern New Century Corp.                            5,821,085    4,504,026       0.1%
   Far EasTone Telecommunications Co., Ltd.                 2,601,000    6,146,459       0.1%
   Farglory Land Development Co., Ltd.                        644,393      740,661       0.0%
#  Feng TAY Enterprise Co., Ltd.                              460,424    1,920,486       0.0%
#  First Financial Holding Co., Ltd.                       17,788,124    9,317,908       0.2%
   Formosa Chemicals & Fibre Corp.                          3,220,518    9,561,732       0.2%
   Formosa International Hotels Corp.                           1,808       10,138       0.0%
   Formosa Petrochemical Corp.                              1,154,000    3,853,062       0.1%
   Formosa Plastics Corp.                                   3,720,153   10,053,166       0.2%
   Formosa Taffeta Co., Ltd.                                1,052,000      958,446       0.0%
#  Foxconn Technology Co., Ltd.                             1,790,627    5,190,691       0.1%
   Fubon Financial Holding Co., Ltd.                        8,611,233   12,184,100       0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
TAIWAN -- (Continued)
   Giant Manufacturing Co., Ltd.                              342,506 $ 2,422,638       0.1%
   Ginko International Co., Ltd.                               45,000     419,606       0.0%
#  Gourmet Master Co., Ltd.                                    77,550     695,932       0.0%
   Hermes Microvision, Inc.                                    26,000   1,146,158       0.0%
#  Highwealth Construction Corp.                            1,922,190   2,846,719       0.1%
#  Hiwin Technologies Corp.                                   372,005   1,639,969       0.0%
#  Hon Hai Precision Industry Co., Ltd.                    17,267,653  46,642,722       0.9%
#  Hota Industrial Manufacturing Co., Ltd.                    223,000     931,940       0.0%
   Hotai Motor Co., Ltd.                                      322,000   3,740,380       0.1%
#* HTC Corp.                                                1,198,235   3,499,925       0.1%
   Hua Nan Financial Holdings Co., Ltd.                    12,337,007   6,264,826       0.1%
#  Innolux Corp.                                           27,802,241   9,359,006       0.2%
*  Inotera Memories, Inc.                                   7,543,000   7,054,041       0.2%
   Inventec Corp.                                           5,430,551   4,239,792       0.1%
#  Kenda Rubber Industrial Co., Ltd.                        1,082,377   1,653,329       0.0%
#  King Slide Works Co., Ltd.                                  81,000     992,132       0.0%
   King Yuan Electronics Co., Ltd.                          1,471,000   1,293,873       0.0%
   King's Town Bank Co., Ltd.                                 896,000     732,854       0.0%
   Kinsus Interconnect Technology Corp.                       683,000   1,576,130       0.0%
   Largan Precision Co., Ltd.                                 133,860  15,792,148       0.3%
   LCY Chemical Corp.                                         156,123     190,478       0.0%
   Lite-On Technology Corp.                                 4,896,410   7,019,495       0.1%
#  Makalot Industrial Co., Ltd.                               230,356     906,589       0.0%
   MediaTek, Inc.                                           1,387,995  10,520,864       0.2%
   Mega Financial Holding Co., Ltd.                        13,552,369   9,265,545       0.2%
*  Mercuries Life Insurance Co., Ltd.                         325,753     156,697       0.0%
#  Merida Industry Co., Ltd.                                  287,287   1,323,866       0.0%
   Micro-Star International Co., Ltd.                         831,000   2,390,619       0.1%
#  Nan Ya Plastics Corp.                                    4,281,599   8,891,698       0.2%
#  Nanya Technology Corp.                                     992,010   1,285,961       0.0%
   Nien Made Enterprise Co., Ltd.                             115,000   1,332,011       0.0%
#  Novatek Microelectronics Corp.                           1,179,000   4,414,388       0.1%
#* OBI Pharma, Inc.                                            69,000     721,068       0.0%
#  PChome Online, Inc.                                        114,006   1,237,891       0.0%
   Pegatron Corp.                                           5,311,345  14,302,267       0.3%
*  PharmaEssentia Corp.                                        57,000     293,297       0.0%
   Phison Electronics Corp.                                   200,000   1,415,742       0.0%
   Pou Chen Corp.                                           4,651,487   6,276,118       0.1%
   Powertech Technology, Inc.                               2,158,819   6,159,552       0.1%
#  Poya International Co., Ltd.                                70,550   1,025,578       0.0%
   President Chain Store Corp.                                831,831   6,215,127       0.1%
   Quanta Computer, Inc.                                    3,586,000   7,254,363       0.2%
   Realtek Semiconductor Corp.                                531,950   1,801,780       0.0%
*  Ruentex Development Co., Ltd.                            1,110,709   1,281,835       0.0%
#  Ruentex Industries, Ltd.                                   616,182     991,930       0.0%
#  ScinoPharm Taiwan, Ltd.                                    206,405     262,279       0.0%
#* Shin Kong Financial Holding Co., Ltd.                   15,207,656   3,295,992       0.1%
#  Silergy Corp.                                               36,000     524,511       0.0%
   Siliconware Precision Industries Co., Ltd.               2,123,637   3,212,068       0.1%
   Siliconware Precision Industries Co., Ltd. Sponsored
     ADR                                                       21,813     163,379       0.0%
#  Simplo Technology Co., Ltd.                                690,000   2,128,190       0.1%
   SinoPac Financial Holdings Co., Ltd.                    18,232,895   5,255,071       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
TAIWAN -- (Continued)
   St Shine Optical Co., Ltd.                                  11,000 $    231,177       0.0%
   Standard Foods Corp.                                       466,902    1,153,854       0.0%
   Synnex Technology International Corp.                    1,713,343    1,825,490       0.0%
   Taichung Commercial Bank Co., Ltd.                         159,669       45,458       0.0%
*  TaiMed Biologics, Inc.                                     103,000      646,731       0.0%
   Tainan Spinning Co., Ltd.                                  320,412      122,909       0.0%
   Taishin Financial Holding Co., Ltd.                     19,587,984    7,160,851       0.2%
   Taiwan Business Bank                                     8,318,140    2,101,058       0.1%
#  Taiwan Cement Corp.                                      6,207,720    7,435,423       0.2%
#  Taiwan Cooperative Financial Holding Co., Ltd.          13,145,581    5,761,418       0.1%
   Taiwan FamilyMart Co., Ltd.                                 89,000      628,772       0.0%
   Taiwan Fertilizer Co., Ltd.                              1,415,000    1,892,891       0.0%
#* Taiwan Glass Industry Corp.                              1,733,375      724,142       0.0%
   Taiwan Mobile Co., Ltd.                                  2,075,300    7,261,146       0.2%
   Taiwan Secom Co., Ltd.                                     362,670    1,039,684       0.0%
   Taiwan Semiconductor Manufacturing Co., Ltd.            25,188,808  151,166,887       3.0%
   Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR                                                    1,672,158   52,004,114       1.1%
#  Teco Electric and Machinery Co., Ltd.                    3,316,000    2,939,820       0.1%
   Tong Yang Industry Co., Ltd.                               327,000      760,889       0.0%
   Transcend Information, Inc.                                320,181      884,265       0.0%
   Tripod Technology Corp.                                    738,870    1,749,137       0.0%
#  Tung Thih Electronic Co., Ltd.                              82,000    1,196,403       0.0%
   Uni-President Enterprises Corp.                          7,340,033   14,181,292       0.3%
#  United Microelectronics Corp.                           38,130,000   14,192,139       0.3%
#  Vanguard International Semiconductor Corp.               1,671,000    3,401,967       0.1%
#  Voltronic Power Technology Corp.                            35,350      530,052       0.0%
   Walsin Lihwa Corp.                                       4,619,000    1,615,921       0.0%
   Wan Hai Lines, Ltd.                                      1,342,800      660,702       0.0%
#  Win Semiconductors Corp.                                   403,034    1,119,289       0.0%
   Winbond Electronics Corp.                                6,597,000    2,071,336       0.1%
   Wintek Corp.                                               604,760        6,575       0.0%
   Wistron Corp.                                            4,504,099    3,393,808       0.1%
   WPG Holdings, Ltd.                                       3,035,869    3,553,660       0.1%
   Yageo Corp.                                                981,579    1,975,474       0.0%
   Yuanta Financial Holding Co., Ltd.                      17,684,806    6,600,989       0.1%
   Yulon Motor Co., Ltd.                                    1,682,000    1,471,751       0.0%
   Zhen Ding Technology Holding, Ltd.                         947,700    2,155,907       0.1%
                                                                      ------------      ----
TOTAL TAIWAN                                                           764,848,218      15.3%
                                                                      ------------      ----
THAILAND -- (2.7%)
   Advanced Info Service PCL                                1,440,700    6,318,950       0.1%
   Airports of Thailand PCL                                   578,400    6,296,747       0.1%
   Bangchak Petroleum PCL (The)                               843,200      728,818       0.0%
   Bangkok Airways PCL                                        301,100      214,226       0.0%
   Bangkok Bank PCL(6077019)                                  241,500    1,100,629       0.0%
   Bangkok Bank PCL(6368360)                                  232,800    1,060,979       0.0%
   Bangkok Dusit Medical Services PCL Class F               6,818,900    4,442,344       0.1%
   Bangkok Life Assurance PCL                                 694,900      987,821       0.0%
   Banpu PCL                                                3,035,950    1,587,482       0.0%
   BEC World PCL                                            1,267,300      742,329       0.0%
   Berli Jucker PCL                                         2,625,400    3,957,135       0.1%
   BTS Group Holdings PCL                                   3,159,100      771,778       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
THAILAND -- (Continued)
   Bumrungrad Hospital PCL                                    402,600 $  2,105,173       0.1%
   Carabao Group PCL Class F                                   84,800      167,189       0.0%
   Central Pattana PCL                                      1,779,300    2,847,083       0.1%
   Central Plaza Hotel PCL                                  1,046,100    1,135,847       0.0%
   CH Karnchang PCL                                           680,200      573,352       0.0%
   Charoen Pokphand Foods PCL                               3,632,900    3,269,844       0.1%
   CP ALL PCL                                               4,313,700    7,487,886       0.2%
   Delta Electronics Thailand PCL                             656,900    1,473,438       0.0%
   Electricity Generating PCL                                 319,300    1,779,084       0.0%
   Energy Absolute PCL                                      1,783,800    1,439,884       0.0%
   Global Power Synergy Co., Ltd. Class F                     101,100      102,552       0.0%
   Glow Energy PCL                                            826,500    1,818,430       0.1%
   Group Lease PCL                                            361,700      475,411       0.0%
   Home Product Center PCL                                 10,007,413    2,888,060       0.1%
   Indorama Ventures PCL                                    3,391,500    2,834,527       0.1%
   Intouch Holdings PCL                                     1,446,700    2,190,874       0.1%
   IRPC PCL                                                13,474,400    1,840,350       0.1%
   Kasikornbank PCL(6888794)                                1,146,600    5,635,122       0.1%
   Kasikornbank PCL(6364766)                                  210,900    1,036,497       0.0%
   KCE Electronics PCL                                        431,000    1,379,299       0.0%
   Krung Thai Bank PCL                                      6,711,587    3,298,501       0.1%
   Land & Houses PCL(6581941)                               3,694,740      971,258       0.0%
   Land & Houses PCL(6581930)                                 790,000      207,672       0.0%
   Minor International PCL                                  2,391,770    2,631,135       0.1%
   MK Restaurants Group PCL                                   421,700      626,570       0.0%
   Pruksa Real Estate PCL                                   2,958,300    1,952,617       0.1%
   PTT Exploration & Production PCL(B1359J0)                2,414,655    5,743,840       0.1%
   PTT Exploration & Production PCL(B1359L2)                   65,409      155,591       0.0%
   PTT Global Chemical PCL                                  2,570,472    4,406,838       0.1%
   PTT PCL                                                  1,634,600   16,160,343       0.3%
   Ratchaburi Electricity Generating Holding PCL              824,700    1,178,227       0.0%
   Robinson Department Store PCL                              598,500      991,871       0.0%
   Siam Cement PCL (The)(6609928)                             230,100    3,287,378       0.1%
   Siam Cement PCL (The)(6609906)                             166,400    2,396,331       0.1%
   Siam City Cement PCL                                       163,213    1,347,769       0.0%
   Siam Commercial Bank PCL (The)                           1,140,966    4,678,295       0.1%
   Siam Global House PCL                                    1,111,898      489,270       0.0%
*  Thai Airways International PCL                           1,395,900    1,116,800       0.0%
   Thai Oil PCL                                             1,455,200    2,910,608       0.1%
   Thai Union Group PCL Class F                             2,705,940    1,677,803       0.0%
   Thanachart Capital PCL                                   1,044,400    1,178,764       0.0%
   TMB Bank PCL                                            24,158,000    1,449,584       0.0%
   Total Access Communication PCL(B1YWK08)                  1,459,300    1,303,039       0.0%
   Total Access Communication PCL(B231MK7)                    423,600      378,241       0.0%
   TPI Polene PCL                                          12,385,600      778,579       0.0%
   True Corp. PCL                                          27,648,131    5,332,520       0.1%
   TTW PCL                                                  2,370,300      711,141       0.0%
                                                                      ------------       ---
TOTAL THAILAND                                                         138,049,725       2.8%
                                                                      ------------       ---
TURKEY -- (1.5%)
   Akbank TAS                                               2,209,103    5,911,908       0.1%
   Anadolu Efes Biracilik Ve Malt Sanayii A.S.                282,261    1,725,236       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
TURKEY -- (Continued)
   Arcelik A.S.                                              540,990 $    3,574,144       0.1%
   Aselsan Elektronik Sanayi Ve Ticaret A.S.                 333,342      1,013,650       0.0%
   BIM Birlesik Magazalar A.S.                               342,629      5,585,568       0.1%
   Coca-Cola Icecek A.S.                                     113,782      1,287,257       0.0%
   Enka Insaat ve Sanayi A.S.                                547,496        836,202       0.0%
   Eregli Demir ve Celik Fabrikalari TAS                   3,425,354      4,657,460       0.1%
   Ford Otomotiv Sanayi A.S.                                 118,255      1,208,119       0.0%
   KOC Holding A.S.                                          753,593      3,143,289       0.1%
   Petkim Petrokimya Holding A.S.                          1,293,596      1,757,677       0.0%
   TAV Havalimanlari Holding A.S.                            282,373      1,160,880       0.0%
   Tofas Turk Otomobil Fabrikasi A.S.                        212,178      1,598,852       0.0%
   Tupras Turkiye Petrol Rafinerileri A.S.                   261,144      5,325,752       0.1%
*  Turk Hava Yollari AO                                    2,046,901      3,600,901       0.1%
   Turk Telekomunikasyon A.S.                                699,083      1,293,434       0.0%
   Turk Traktor ve Ziraat Makineleri A.S.                     25,657        666,305       0.0%
*  Turkcell Iletisim Hizmetleri A.S.                       1,142,611      3,684,341       0.1%
#* Turkcell Iletisim Hizmetleri A.S. ADR                      73,838        592,181       0.0%
   Turkiye Garanti Bankasi A.S.                            3,265,633      8,886,238       0.2%
   Turkiye Halk Bankasi A.S.                               1,181,282      3,592,609       0.1%
   Turkiye Is Bankasi Class C                              2,548,532      4,138,231       0.1%
   Turkiye Sinai Kalkinma Bankasi A.S.                        46,878         20,778       0.0%
   Turkiye Sise ve Cam Fabrikalari A.S.                    2,730,783      2,872,732       0.1%
   Turkiye Vakiflar Bankasi TAO Class D                    1,445,842      2,143,020       0.1%
   Ulker Biskuvi Sanayi A.S.                                 244,375      1,517,435       0.0%
*  Yapi ve Kredi Bankasi A.S.                              2,464,502      2,950,443       0.1%
                                                                     --------------      ----
TOTAL TURKEY                                                             74,744,642       1.5%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   4,792,638,968      95.9%
                                                                     --------------      ----
PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
   Banco Bradesco SA                                       2,388,514     25,022,528       0.5%
   Braskem SA Class A                                         73,800        653,611       0.0%
*  Centrais Eletricas Brasileiras SA Class B                 303,700      2,602,192       0.1%
   Cia Brasileira de Distribuicao                            310,022      5,924,606       0.1%
*  Empresa Nacional de Comercio Redito e Participacoes SA        280          2,150       0.0%
   Gerdau SA                                                 836,068      2,886,425       0.1%
   Itau Unibanco Holding SA                                4,317,027     51,934,159       1.0%
   Lojas Americanas SA                                       899,139      5,830,882       0.1%
*  Petroleo Brasileiro SA                                  2,825,761     15,660,311       0.3%
*  Petroleo Brasileiro SA Sponsored ADR                    1,440,006     15,926,466       0.3%
   Suzano Papel e Celulose SA Class A                        798,971      2,818,425       0.1%
   Telefonica Brasil SA                                      465,063      6,728,261       0.1%
   Vale SA                                                 2,522,202     16,301,074       0.3%
   Vale SA Sponsored ADR                                     364,278      2,345,950       0.1%
                                                                     --------------      ----
TOTAL BRAZIL                                                            154,637,040       3.1%
                                                                     --------------      ----
CHILE -- (0.0%)
   Embotelladora Andina SA Class B                           113,824        461,858       0.0%
                                                                     --------------      ----
COLOMBIA -- (0.1%)
   Banco Davivienda SA                                       209,529      2,132,377       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
COLOMBIA -- (Continued)
   Bancolombia SA                                              30,330 $      287,889        0.0%
   Grupo Argos SA                                              17,677        108,174        0.0%
   Grupo Aval Acciones y Valores SA                         4,185,719      1,726,196        0.0%
   Grupo de Inversiones Suramericana SA                       109,814      1,387,841        0.0%
                                                                      --------------      -----
TOTAL COLOMBIA                                                             5,642,477        0.1%
                                                                      --------------      -----
SOUTH KOREA -- (0.0%)
*  Hanwha Corp.                                                18,719        309,189        0.0%
                                                                      --------------      -----
TOTAL PREFERRED STOCKS                                                   161,050,564        3.2%
                                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*  Samsung Heavy India Rights 11/08/2016                      184,122        415,149        0.0%
                                                                      --------------      -----
THAILAND -- (0.0%)
*  TPI Polene PCL Rights 12/30/16                              76,454             --        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                        415,149        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            4,954,104,681
                                                                      --------------

                                                                          VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@ DFA Short Term Investment Fund                        12,413,368    143,647,490        2.9%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,047,616,277)                   $5,097,752,171      102.0%
                                                                      ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------------
                                                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                           -------------- -------------- ------- --------------
Common Stocks
   Brazil                                                  $  293,310,552             --   --    $  293,310,552
   Chile                                                       36,556,767 $   37,055,760   --        73,612,527
   China                                                      123,639,714    631,103,019   --       754,742,733
   Colombia                                                    23,941,405             --   --        23,941,405
   Czech Republic                                                      --      9,825,802   --         9,825,802
   Egypt                                                          656,731      7,508,233   --         8,164,964
   Greece                                                              --     12,197,777   --        12,197,777
   Hungary                                                             --     19,420,220   --        19,420,220
   India                                                       32,757,639    586,713,161   --       619,470,800
   Indonesia                                                    6,392,992    158,643,568   --       165,036,560
   Malaysia                                                            --    180,720,020   --       180,720,020
   Mexico                                                     255,289,834             --   --       255,289,834
   Peru                                                        14,446,744             --   --        14,446,744
   Philippines                                                  1,591,367     85,668,734   --        87,260,101
   Poland                                                              --     73,590,632   --        73,590,632
   Russia                                                         880,891     91,507,648   --        92,388,539
   South Africa                                                55,870,231    348,583,393   --       404,453,624
   South Korea                                                 24,723,258    702,400,291   --       727,123,549
   Taiwan                                                      61,828,890    703,019,328   --       764,848,218
   Thailand                                                   138,049,725             --   --       138,049,725
   Turkey                                                         592,181     74,152,461   --        74,744,642
Preferred Stocks
   Brazil                                                     154,637,040             --   --       154,637,040
   Chile                                                               --        461,858   --           461,858
   Colombia                                                     5,642,477             --   --         5,642,477
   South Korea                                                    309,189             --   --           309,189
Rights/Warrants
   Australia                                                           --        415,149   --           415,149
   Thailand                                                            --             --   --                --
Securities Lending Collateral                                          --    143,647,490   --       143,647,490
                                                                (265,685)             --   --         (265,685)
Futures Contracts**                                        -------------- --------------   --    --------------
TOTAL                                                      $1,230,851,942 $3,866,634,544   --    $5,097,486,486
                                                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                            --------- ----------- ---------------
COMMON STOCKS -- (87.8%)
ARGENTINA -- (0.0%)
   Ferrum SA de Ceramica y Metalurgia                               1 $         1       0.0%
                                                                      -----------       ---
BRAZIL -- (8.3%)
   AES Tiete Energia SA(BZ8W2L7)                            1,884,997   9,767,497       0.2%
   AES Tiete Energia SA(BZ8W2J5)                                  878         965       0.0%
   Aliansce Shopping Centers SA(B23FNB7)                      829,841   4,362,385       0.1%
*  Aliansce Shopping Centers SA(BDCWJC9)                      210,154   1,115,949       0.0%
   Alupar Investimento SA                                     977,370   5,689,077       0.1%
   Arezzo Industria e Comercio SA                             462,835   4,287,604       0.1%
*  B2W Cia Digital                                          1,191,925   5,855,073       0.1%
*  BR Malls Participacoes SA                                6,998,232  28,019,237       0.5%
*  Brasil Brokers Participacoes SA                          1,971,711   1,111,867       0.0%
   BrasilAgro--Co. Brasileira de Propriedades Agricolas       105,400     342,088       0.0%
   CETIP SA--Mercados Organizados                             945,300  13,288,099       0.3%
   Cia de Saneamento de Minas Gerais-COPASA                   884,392   9,231,811       0.2%
   Cia Energetica de Minas Gerais                              74,874     227,531       0.0%
   Cia Hering                                               1,570,736   9,526,770       0.2%
   Cia Paranaense de Energia                                  139,600   1,034,317       0.0%
   Cia Paranaense de Energia Sponsored ADR                    127,664   1,456,646       0.0%
*  Cia Siderurgica Nacional SA                              5,779,408  19,445,752       0.4%
   CVC Brasil Operadora e Agencia de Viagens SA               259,586   1,992,436       0.0%
   Cyrela Brazil Realty SA Empreendimentos e Participacoes  2,879,534   9,697,679       0.2%
   Cyrela Commercial Properties SA Empreendimentos e
     Participacoes                                             41,900     135,860       0.0%
   Dimed SA Distribuidora da Medicamentos                       1,100     173,336       0.0%
   Direcional Engenharia SA                                 1,155,409   1,998,076       0.0%
   Duratex SA                                               3,935,733  10,628,452       0.2%
*  EcoRodovias Infraestrutura e Logistica SA                2,803,107   8,316,235       0.2%
   EDP--Energias do Brasil SA                               3,450,314  16,592,205       0.3%
   Embraer SA                                                 169,327     909,761       0.0%
   Embraer SA ADR                                              82,167   1,757,552       0.0%
   Equatorial Energia SA                                    2,273,758  40,560,082       0.7%
   Estacio Participacoes SA                                 3,477,890  20,167,840       0.4%
   Eternit SA                                               1,412,878     686,078       0.0%
   Even Construtora e Incorporadora SA                      3,172,688   4,413,137       0.1%
   Ez Tec Empreendimentos e Participacoes SA                  728,146   3,770,758       0.1%
   Fleury SA                                                  899,506  11,906,055       0.2%
   Fras-Le SA                                                  37,875      51,971       0.0%
   GAEC Educacao SA                                           255,600   1,081,015       0.0%
   Gafisa SA                                                2,712,700   2,090,615       0.0%
#  Gafisa SA ADR                                            1,055,947   1,647,277       0.0%
   Gerdau SA                                                  105,200     266,955       0.0%
#* Gol Linhas Aereas Inteligentes SA ADR                        7,677     188,857       0.0%
   Grendene SA                                              1,007,117   6,190,362       0.1%
   Guararapes Confeccoes SA                                    86,600   1,791,144       0.0%
   Helbor Empreendimentos SA(B28RS68)                       1,533,793     975,439       0.0%
*  Helbor Empreendimentos SA(BD87RD5)                         415,131     258,807       0.0%
   Iguatemi Empresa de Shopping Centers SA                    887,237   8,380,387       0.2%
*  Industria de Bebidas Antarctica Polar SA                    23,000          --       0.0%
*  International Meal Co. Alimentacao SA                      598,794   1,104,917       0.0%
   Iochpe Maxion SA                                         1,009,884   5,125,351       0.1%
*  JHSF Participacoes SA                                      680,347     370,866       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
BRAZIL -- (Continued)
*  Joao Fortes Engenharia SA                                  66,552 $    39,093       0.0%
   JSL SA                                                    685,800   2,513,741       0.1%
   Kepler Weber SA                                           135,346     799,271       0.0%
   Light SA                                                  706,107   3,882,261       0.1%
   Linx SA                                                   752,436   4,478,786       0.1%
   Localiza Rent a Car SA                                  1,649,975  20,485,122       0.4%
*  Log-in Logistica Intermodal SA                             34,830      38,300       0.0%
*  LPS Brasil Consultoria de Imoveis SA                      539,479     667,588       0.0%
   M Dias Branco SA                                          179,100   7,648,221       0.1%
*  Magazine Luiza SA                                           2,100      60,829       0.0%
*  Magnesita Refratarios SA                                  417,091   2,960,927       0.1%
   Mahle-Metal Leve SA                                       587,976   4,076,412       0.1%
*  Marcopolo SA                                               14,800      11,545       0.0%
*  Marfrig Global Foods SA                                 4,269,929   7,611,496       0.1%
*  Marisa Lojas SA                                           557,320   1,353,142       0.0%
*  Mills Estruturas e Servicos de Engenharia SA              966,926   1,511,579       0.0%
*  Minerva SA                                              1,356,769   4,297,285       0.1%
   MRV Engenharia e Participacoes SA                       3,532,380  13,678,013       0.3%
   Multiplan Empreendimentos Imobiliarios SA                 592,100  11,899,503       0.2%
   Multiplus SA                                              513,484   6,962,277       0.1%
   Natura Cosmeticos SA                                       56,618     543,831       0.0%
   Odontoprev SA                                           2,908,696  10,934,947       0.2%
   Paranapanema SA                                         1,636,856     882,015       0.0%
   Porto Seguro SA                                           196,943   1,867,627       0.0%
   Portobello SA                                             296,400     236,786       0.0%
*  Profarma Distribuidora de Produtos Farmaceuticos SA        13,100      43,092       0.0%
*  Prumo Logistica SA                                        178,678     408,631       0.0%
   QGEP Participacoes SA                                   1,081,894   1,870,945       0.0%
   Qualicorp SA                                            2,415,505  15,543,381       0.3%
*  Restoque Comercio e Confeccoes de Roupas SA               862,054   1,050,561       0.0%
   Rodobens Negocios Imobiliarios SA                         136,138     221,779       0.0%
*  Rumo Logistica Operadora Multimodal SA                  6,787,474  15,182,508       0.3%
   Santos Brasil Participacoes SA                          2,646,940   2,504,310       0.1%
   Sao Carlos Empreendimentos e Participacoes SA              55,059     518,334       0.0%
   Sao Martinho SA                                           661,862  13,181,255       0.3%
   Ser Educacional SA                                        204,700   1,325,548       0.0%
   SLC Agricola SA                                           615,913   3,050,622       0.1%
   Smiles SA                                                 505,800   9,231,801       0.2%
   Sonae Sierra Brasil SA                                    274,146   1,648,140       0.0%
   Sul America SA                                          2,810,065  16,964,268       0.3%
   T4F Entretenimento SA                                      23,200      40,774       0.0%
*  Technos SA                                                221,800     330,754       0.0%
   Tecnisa SA                                              1,449,752   1,121,832       0.0%
   Totvs SA                                                1,287,326  11,679,501       0.2%
   TPI--Triunfo Participacoes e Investimentos SA             264,501     294,166       0.0%
   Transmissora Alianca de Energia Eletrica SA             1,918,518  12,471,569       0.2%
*  Usinas Siderurgicas de Minas Gerais SA                     42,600     117,711       0.0%
   Valid Solucoes e Servicos de Seguranca em Meios de
     Pagamento e Identificacao SA                            735,887   6,895,483       0.1%
   Via Varejo SA(B7VY430)                                    205,862     241,849       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
BRAZIL -- (Continued)
   Via Varejo SA(BGSHPP4)                                     747,214 $  2,141,920       0.1%
                                                                      ------------       ---
TOTAL BRAZIL                                                           505,513,504       9.2%
                                                                      ------------       ---
CHILE -- (1.6%)
   AES Gener SA                                               529,923      180,431       0.0%
   Banmedica SA                                             1,756,381    3,689,436       0.1%
   Besalco SA                                               2,277,748    1,037,504       0.0%
   CAP SA                                                     841,205    5,901,864       0.1%
   Cementos BIO BIO SA                                        352,724      338,278       0.0%
*  Cia Sud Americana de Vapores SA                         75,796,054    1,553,321       0.0%
   Clinica LAS Condes SA                                          349       21,702       0.0%
   Cristalerias de Chile SA                                   130,323    1,326,597       0.0%
#  Embotelladora Andina SA Class B ADR                         40,562      976,733       0.0%
*  Empresa Nacional de Telecomunicaciones SA                  701,894    7,528,721       0.2%
*  Empresas AquaChile SA                                    1,281,212      648,487       0.0%
   Empresas Hites SA                                        1,108,722      851,807       0.0%
*  Empresas La Polar SA                                     7,076,826      315,782       0.0%
   Engie Energia Chile SA                                   5,731,371   10,171,435       0.2%
   Enjoy SA                                                 1,143,197      129,537       0.0%
   Forus SA                                                   831,953    2,982,875       0.1%
   Grupo Security SA                                        2,457,066      861,988       0.0%
   Inversiones Aguas Metropolitanas SA                      4,130,206    7,519,982       0.1%
   Inversiones La Construccion SA                             266,530    3,261,581       0.1%
   Itau CorpBanca                                          26,952,228      244,162       0.0%
   Masisa SA                                               14,414,781    1,060,158       0.0%
*  Multiexport Foods SA                                     3,644,198    1,098,553       0.0%
   Parque Arauco SA                                         7,641,107   18,948,786       0.4%
   PAZ Corp. SA                                             1,298,993    1,058,656       0.0%
   Ripley Corp. SA                                          9,264,270    5,793,404       0.1%
   Salfacorp SA                                             2,439,074    1,982,122       0.0%
   Sigdo Koppers SA                                           743,543    1,024,385       0.0%
   Sociedad Matriz SAAM SA                                 35,610,494    3,030,522       0.1%
   Socovesa SA                                              2,895,998      922,821       0.0%
   Sonda SA                                                 2,346,093    4,852,422       0.1%
*  Tech Pack SA                                               153,812       82,316       0.0%
   Vina Concha y Toro SA                                    5,623,245    9,803,867       0.2%
#  Vina Concha y Toro SA Sponsored ADR                          2,025       71,442       0.0%
                                                                      ------------       ---
TOTAL CHILE                                                             99,271,677       1.8%
                                                                      ------------       ---
CHINA -- (12.5%)
   361 Degrees International, Ltd.                          5,670,000    2,128,677       0.1%
*  500.com, Ltd. Class A ADR                                    2,800       47,432       0.0%
   Agile Group Holdings, Ltd.                              11,207,500    6,212,672       0.1%
   Ajisen China Holdings, Ltd.                              3,968,000    1,779,530       0.0%
   AMVIG Holdings, Ltd.                                     2,508,000      843,365       0.0%
   Anhui Expressway Co., Ltd. Class H                       2,770,000    2,231,723       0.1%
#* Anton Oilfield Services Group                            7,638,000    1,018,951       0.0%
*  Anxin-China Holdings, Ltd.                              16,347,000      152,182       0.0%
*  Art Group Holdings, Ltd.                                   160,000       23,101       0.0%
#  Asia Cement China Holdings Corp.                         2,769,000      688,112       0.0%
*  Asian Citrus Holdings, Ltd.                              2,314,000      179,020       0.0%
   Ausnutria Dairy Corp., Ltd.                                 63,000       23,550       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                              SHARES    VALUE++   OF NET ASSETS**
                                                            ---------- ---------- ---------------
CHINA -- (Continued)
*  AVIC International Holding HK, Ltd.                       6,260,000 $  402,030       0.0%
   AVIC International Holdings, Ltd. Class H                 1,800,000  1,014,083       0.0%
   Bank of Chongqing Co., Ltd. Class H                       1,768,000  1,416,692       0.0%
#* Baoxin Auto Group, Ltd.                                   1,292,992    421,081       0.0%
   Baoye Group Co., Ltd. Class H                             1,758,000  1,358,950       0.0%
   Beijing Capital International Airport Co., Ltd. Class H     576,000    602,828       0.0%
   Beijing Capital Land, Ltd. Class H                        8,562,500  3,295,330       0.1%
#* Beijing Development HK, Ltd.                                 55,000     10,523       0.0%
*  Beijing Enterprises Medical & Health Group, Ltd.          2,574,000    149,027       0.0%
   Beijing Jingneng Clean Energy Co., Ltd. Class H           9,590,000  2,908,609       0.1%
#  Beijing North Star Co., Ltd. Class H                      7,328,000  2,463,503       0.1%
#* Beijing Properties Holdings, Ltd.                         5,990,000    292,799       0.0%
   Beijing Urban Construction Design & Development Group
     Co., Ltd. Class H                                       1,368,000    943,060       0.0%
   Best Pacific International Holdings, Ltd.                 1,020,000    842,342       0.0%
   Besunyen Holdings Co., Ltd.                               1,155,000     83,263       0.0%
   Billion Industrial Holdings, Ltd.                            26,000     16,022       0.0%
#* Biostime International Holdings, Ltd.                     1,318,000  3,233,602       0.1%
*  Bitauto Holdings, Ltd. ADR                                    4,000    102,120       0.0%
#  Bloomage Biotechnology Corp., Ltd.                          962,500  1,609,218       0.0%
#  Boer Power Holdings, Ltd.                                 2,034,000    815,103       0.0%
*  Bolina Holding Co., Ltd.                                  1,090,000     67,434       0.0%
   Bosideng International Holdings, Ltd.                    19,500,000  1,757,066       0.0%
#* Boyaa Interactive International, Ltd.                     1,505,000    876,274       0.0%
   Brilliant Circle Holdings International, Ltd.               250,000     38,611       0.0%
#  Broad Greenstate International Co., Ltd.                  3,780,000    618,215       0.0%
#  BYD Electronic International Co., Ltd.                    4,498,315  3,539,208       0.1%
   C C Land Holdings, Ltd.                                   9,267,343  2,461,247       0.1%
#* C.banner International Holdings, Ltd.                     2,382,000    656,215       0.0%
   Cabbeen Fashion, Ltd.                                     1,097,000    286,918       0.0%
#  Canvest Environmental Protection Group Co., Ltd.          1,290,000    581,324       0.0%
#* Capital Environment Holdings, Ltd.                        2,122,000     73,646       0.0%
#* CAR, Inc.                                                 3,094,000  3,138,499       0.1%
   Carrianna Group Holdings Co., Ltd.                        1,855,257    174,728       0.0%
   CECEP COSTIN New Materials Group, Ltd.                    4,494,000    347,674       0.0%
   Central China Real Estate, Ltd.                           5,006,626  1,093,181       0.0%
#  Central China Securities Co., Ltd. Class H                4,368,000  2,247,839       0.1%
   Century Sunshine Group Holdings, Ltd.                    11,680,000    406,154       0.0%
*  CGN Meiya Power Holdings Co., Ltd.                        4,916,000    713,262       0.0%
   Changshouhua Food Co., Ltd.                               1,773,000    913,339       0.0%
   Chaowei Power Holdings, Ltd.                              3,882,000  3,460,811       0.1%
*  Cheetah Mobile, Inc. ADR                                      4,578     48,985       0.0%
*  Chigo Holding, Ltd.                                      21,682,000    306,962       0.0%
#  China Aerospace International Holdings, Ltd.             14,712,500  1,891,711       0.0%
*  China Agri-Industries Holdings, Ltd.                     14,885,800  5,817,350       0.1%
#  China All Access Holdings, Ltd.                           5,236,000  1,672,519       0.0%
*  China Animal Healthcare, Ltd.                             3,671,000    461,505       0.0%
   China Animation Characters Co., Ltd.                      1,348,000    535,338       0.0%
   China Aoyuan Property Group, Ltd.                         8,587,000  2,019,630       0.1%
   China BlueChemical, Ltd. Class H                         11,684,000  2,258,540       0.1%
*  China City Infrastructure Group, Ltd.                     1,220,000     73,922       0.0%
#* China City Railway Transportation Technology Holdings
   Co., Ltd.                                                 1,308,000    269,060       0.0%
   China Communications Services Corp., Ltd. Class H        10,930,000  6,485,285       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
CHINA -- (Continued)
*  China Datang Corp. Renewable Power Co., Ltd. Class H    14,673,000 $1,340,192       0.0%
#  China Dongxiang Group Co., Ltd.                         19,924,985  3,899,661       0.1%
*  China Dredging Environment Protection Holdings, Ltd.     2,546,000    139,090       0.0%
#* China Dynamics Holdings, Ltd.                            7,950,000    292,239       0.0%
#  China Electronics Corp. Holdings Co., Ltd.               3,084,000    741,952       0.0%
*  China Energine International Holdings, Ltd.              3,236,000    249,595       0.0%
*  China Environmental Technology and Bioenergy Holdings,
   Ltd.                                                     4,650,000     80,235       0.0%
   China Everbright, Ltd.                                   2,494,000  4,877,160       0.1%
#* China Fiber Optic Network System Group, Ltd.             9,639,999    870,086       0.0%
   China Financial Services Holdings, Ltd.                  5,582,000    467,489       0.0%
   China Foods, Ltd.                                        5,710,000  2,523,650       0.1%
*  China Glass Holdings, Ltd.                               4,522,000    523,805       0.0%
*  China Grand Pharmaceutical and Healthcare Holdings,
   Ltd. Class A                                               424,000     88,390       0.0%
   China Greenfresh Group Co., Ltd.                           108,000     52,299       0.0%
#* China Hanking Holdings, Ltd.                             1,522,000    194,277       0.0%
   China Harmony New Energy Auto Holding, Ltd.              5,680,000  2,624,779       0.1%
*  China High Precision Automation Group, Ltd.              1,289,000     38,019       0.0%
#  China High Speed Transmission Equipment Group Co., Ltd.  6,761,000  6,990,363       0.1%
*  China Huiyuan Juice Group, Ltd.                          4,985,500  1,842,018       0.0%
*  China ITS Holdings Co., Ltd.                             3,835,412    286,026       0.0%
   China Jinmao Holdings Group, Ltd.                       24,472,300  6,747,928       0.1%
   China Lesso Group Holdings, Ltd.                         7,312,000  5,352,720       0.1%
   China Lilang, Ltd.                                       3,176,000  1,789,244       0.0%
*  China Longevity Group Co., Ltd.                          1,076,350     35,668       0.0%
*  China LotSynergy Holdings, Ltd.                         27,340,000  1,106,989       0.0%
#* China Lumena New Materials Corp.                        14,530,000         --       0.0%
   China Machinery Engineering Corp. Class H                4,721,000  2,829,041       0.1%
#  China Maple Leaf Educational Systems, Ltd.               3,156,000  2,212,226       0.1%
   China Medical System Holdings, Ltd.                      2,337,500  3,650,236       0.1%
#  China Merchants Land, Ltd.                               8,202,000  1,160,314       0.0%
#* China Metal Recycling Holdings, Ltd.                     2,401,686         --       0.0%
#* China Modern Dairy Holdings, Ltd.                       14,076,000  3,061,564       0.1%
#  China National Building Material Co., Ltd. Class H      18,620,000  8,496,814       0.2%
   China National Materials Co., Ltd. Class H               8,021,000  1,815,517       0.0%
#* China New Town Development Co., Ltd.                     7,978,148    399,549       0.0%
#  China NT Pharma Group Co., Ltd.                          4,142,500    958,957       0.0%
#* China Oil & Gas Group, Ltd.                             30,878,000  2,343,277       0.1%
*  China Outfitters Holdings, Ltd.                             24,000      1,206       0.0%
*  China Overseas Grand Oceans Group, Ltd.                  6,238,500  2,290,680       0.1%
#  China Pioneer Pharma Holdings, Ltd.                      2,285,000    734,916       0.0%
#  China Power International Development, Ltd.             18,203,000  6,619,423       0.1%
#  China Power New Energy Development Co., Ltd.             3,097,499  1,876,065       0.0%
*  China Properties Group, Ltd.                             2,640,000    644,378       0.0%
#* China Rare Earth Holdings, Ltd.                         11,056,799    796,730       0.0%
#  China Resources Cement Holdings, Ltd.                   12,270,000  4,954,621       0.1%
*  China Ruifeng Renewable Energy Holdings, Ltd.            2,512,000    323,889       0.0%
#  China Sanjiang Fine Chemicals Co., Ltd.                  3,493,000    978,588       0.0%
   China SCE Property Holdings, Ltd.                        8,549,200  2,611,437       0.1%
#* China Shanshui Cement Group, Ltd.                       11,268,000  2,960,855       0.1%
#* China Shengmu Organic Milk, Ltd.                         4,920,000  1,541,554       0.0%
   China Shineway Pharmaceutical Group, Ltd.                2,396,200  2,462,265       0.1%
#  China Silver Group, Ltd.                                 4,478,000    879,491       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
CHINA -- (Continued)
#  China Singyes Solar Technologies Holdings, Ltd.          4,032,040 $1,920,068       0.0%
#  China South City Holdings, Ltd.                         18,334,000  4,056,680       0.1%
*  China Starch Holdings, Ltd.                              5,040,000    109,619       0.0%
#  China Suntien Green Energy Corp., Ltd. Class H          10,975,000  1,466,977       0.0%
*  China Taifeng Beddings Holdings, Ltd.                    1,336,000     34,883       0.0%
#  China Tian Lun Gas Holdings, Ltd.                        1,095,000    984,756       0.0%
#  China Traditional Chinese Medicine Holdings Co., Ltd.   10,888,000  5,563,380       0.1%
#  China Travel International Investment Hong Kong, Ltd.   15,263,900  4,398,439       0.1%
*  China Vanadium Titano--Magnetite Mining Co., Ltd.        3,680,000    151,249       0.0%
   China Vast Industrial Urban Development Co., Ltd.          225,000     91,383       0.0%
#  China Water Affairs Group, Ltd.                          7,176,000  5,197,654       0.1%
#* China Water Industry Group, Ltd.                         3,428,000    583,090       0.0%
#* China Yurun Food Group, Ltd.                             9,742,000  1,553,291       0.0%
#  China ZhengTong Auto Services Holdings, Ltd.             6,284,000  2,013,116       0.0%
#  China Zhongwang Holdings, Ltd.                           8,531,200  3,938,523       0.1%
#* Chinasoft International, Ltd.                           12,224,000  5,740,648       0.1%
*  Chinese People Holdings Co., Ltd.                        1,855,709     32,658       0.0%
   Chongqing Machinery & Electric Co., Ltd. Class H         7,968,000    942,721       0.0%
*  Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
   Ltd.                                                     2,662,000    377,244       0.0%
   Chu Kong Shipping Enterprise Group Co., Ltd.               144,000     39,652       0.0%
   CIFI Holdings Group Co., Ltd.                           12,232,000  3,598,357       0.1%
#  CIMC Enric Holdings, Ltd.                                3,876,000  1,619,433       0.0%
*  CITIC Dameng Holdings, Ltd.                              3,492,000    191,129       0.0%
#* CITIC Resources Holdings, Ltd.                          17,098,600  2,133,754       0.1%
#  Citychamp Watch & Jewellery Group, Ltd.                 11,880,000  3,272,977       0.1%
   Clear Media, Ltd.                                          298,000    291,837       0.0%
*  Coastal Greenland, Ltd.                                  5,286,000    158,502       0.0%
#* Cogobuy Group                                            2,416,000  3,762,858       0.1%
#  Colour Life Services Group Co., Ltd.                       812,000    588,579       0.0%
   Comba Telecom Systems Holdings, Ltd.                     8,717,338  1,545,644       0.0%
*  Comtec Solar Systems Group, Ltd.                         4,958,000    232,915       0.0%
#  Concord New Energy Group, Ltd.                          28,974,964  1,450,704       0.0%
   Consun Pharmaceutical Group, Ltd.                        1,664,000    968,344       0.0%
*  Coolpad Group, Ltd.                                     21,096,800  3,667,738       0.1%
#  Cosco International Holdings, Ltd.                       2,919,000  1,353,726       0.0%
#  COSCO SHIPPING Ports, Ltd.                               4,371,172  4,333,622       0.1%
*  Coslight Technology International Group Co., Ltd.          522,000    375,224       0.0%
#  Cosmo Lady China Holdings Co., Ltd.                      3,346,000  1,366,377       0.0%
   CP Pokphand Co., Ltd.                                   36,472,594  4,650,427       0.1%
   CPMC Holdings, Ltd.                                      2,624,000  1,370,568       0.0%
#  CT Environmental Group, Ltd.                            14,380,000  4,034,299       0.1%
*  Da Ming International Holdings, Ltd.                       862,000    316,009       0.0%
*  DaChan Food Asia, Ltd.                                   1,523,955    142,908       0.0%
   Dah Chong Hong Holdings, Ltd.                            5,784,000  2,419,091       0.1%
#  Dalian Port PDA Co., Ltd. Class H                        2,640,400    475,402       0.0%
#* Daphne International Holdings, Ltd.                      7,022,000    921,761       0.0%
   Dawnrays Pharmaceutical Holdings, Ltd.                   2,966,943  1,772,221       0.0%
#* DBA Telecommunication Asia Holdings, Ltd.                2,108,000     17,830       0.0%
#* Differ Group Holding Co., Ltd.                           1,244,000    102,419       0.0%
#  Digital China Holdings, Ltd.                             6,937,800  5,802,640       0.1%
#  Dongfang Electric Corp., Ltd. Class H                      378,200    292,495       0.0%
#  Dongjiang Environmental Co., Ltd. Class H                  398,375    604,263       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
#* Dongyue Group, Ltd.                                      7,432,000 $   984,634       0.0%
   Dynagreen Environmental Protection Group Co., Ltd.
     Class H                                                2,042,000     966,204       0.0%
#* Dynasty Fine Wines Group, Ltd.                           1,614,000      56,189       0.0%
   Embry Holdings, Ltd.                                       473,000     225,530       0.0%
   EVA Precision Industrial Holdings, Ltd.                  7,226,435     790,525       0.0%
#* EverChina International Holdings Co., Ltd.              11,915,000     620,085       0.0%
*  Evergreen International Holdings, Ltd.                   1,208,000     141,579       0.0%
*  Extrawell Pharmaceutical Holdings, Ltd.                  1,337,921      44,774       0.0%
   Fantasia Holdings Group Co., Ltd.                       12,052,500   1,564,411       0.0%
   Far East Horizon, Ltd.                                   6,162,000   5,612,487       0.1%
   Feiyu Technology International Co., Ltd.                 1,636,500     281,984       0.0%
   First Tractor Co., Ltd. Class H                            619,176     345,561       0.0%
*  Forgame Holdings, Ltd.                                     107,100     100,584       0.0%
   Freetech Road Recycling Technology Holdings, Ltd.        2,164,000     261,950       0.0%
#  Fu Shou Yuan International Group, Ltd.                   4,536,000   2,657,165       0.1%
   Fufeng Group, Ltd.                                       6,500,600   2,742,979       0.1%
#  Fuguiniao Co., Ltd. Class H                              2,430,200   1,215,797       0.0%
#  Future Land Development Holdings, Ltd.                  10,078,000   1,810,379       0.0%
#  GCL-Poly Energy Holdings, Ltd.                          80,160,000  10,804,244       0.2%
   Gemdale Properties & Investment Corp., Ltd.              5,214,000     343,173       0.0%
*  Glorious Property Holdings, Ltd.                        17,532,501   2,100,351       0.1%
   Goldbond Group Holdings, Ltd.                              210,000       8,922       0.0%
#  Golden Eagle Retail Group, Ltd.                          3,432,000   4,768,787       0.1%
#* Golden Meditech Holdings, Ltd.                           7,256,789     944,234       0.0%
   Golden Throat Holdings Group Co., Ltd.                     190,000      98,891       0.0%
   Goldlion Holdings, Ltd.                                  1,705,962     679,496       0.0%
#  Goldpac Group, Ltd.                                      1,966,000     582,418       0.0%
#  GOME Electrical Appliances Holding, Ltd.                84,442,000  10,640,930       0.2%
   Good Friend International Holdings, Inc.                   398,667      80,336       0.0%
#  Goodbaby International Holdings, Ltd.                    5,500,000   2,649,538       0.1%
   Greatview Aseptic Packaging Co., Ltd.                    6,384,000   3,249,238       0.1%
#* Greenland Hong Kong Holdings, Ltd.                       5,723,000   1,472,735       0.0%
#* Greentown China Holdings, Ltd.                           4,469,148   3,643,424       0.1%
*  Guangdong Land Holdings, Ltd.                            4,452,800     934,940       0.0%
   Guangdong Yueyun Transportation Co., Ltd. Class H        1,068,000     622,750       0.0%
*  Guodian Technology & Environment Group Corp., Ltd.
   Class H                                                  4,870,000     375,816       0.0%
   Guolian Securities Co., Ltd. Class H                       227,500     120,004       0.0%
*  Haichang Ocean Park Holdings, Ltd.                       3,363,000     713,854       0.0%
   Haitian International Holdings, Ltd.                     3,368,000   6,942,811       0.1%
*  Hanergy Thin Film Power Group, Ltd.                     17,084,000     454,173       0.0%
   Harbin Bank Co., Ltd. Class H                              381,000     117,136       0.0%
#  Harbin Electric Co., Ltd. Class H                        4,455,413   2,159,550       0.1%
#  Harmonicare Medical Holdings, Ltd.                         231,000     148,345       0.0%
#* HC International, Inc.                                     424,000     312,453       0.0%
   Henderson Investment, Ltd.                               1,078,000      90,251       0.0%
#* Hengdeli Holdings, Ltd.                                 16,165,399   1,749,141       0.0%
*  Hengshi Mining Investments, Ltd.                           154,000      53,556       0.0%
*  Hi Sun Technology China, Ltd.                            6,813,000   1,051,527       0.0%
*  Hidili Industry International Development, Ltd.          1,329,339      25,077       0.0%
#  Hilong Holding, Ltd.                                     4,496,000   1,072,609       0.0%
*  HKC Holdings, Ltd.                                         771,577     331,292       0.0%
#* HNA Holding Group Co., Ltd.                              1,800,000      76,361       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
CHINA -- (Continued)
   HNA Infrastructure Co., Ltd.                               603,000 $   674,238       0.0%
*  Honghua Group, Ltd.                                     10,158,000   1,031,951       0.0%
   Honworld Group, Ltd.                                       434,500     236,951       0.0%
   Hopefluent Group Holdings, Ltd.                          1,159,670     338,697       0.0%
   Hopewell Highway Infrastructure, Ltd.                    4,163,000   2,225,819       0.1%
   Hopson Development Holdings, Ltd.                        4,346,000   3,918,276       0.1%
#  HOSA International, Ltd.                                 4,118,000   1,389,356       0.0%
#  Hua Han Health Industry Holdings, Ltd.                  25,871,698   1,768,024       0.0%
   Hua Hong Semiconductor, Ltd.                               286,000     337,922       0.0%
#* Huabao International Holdings, Ltd.                     13,262,014   4,963,593       0.1%
   Huadian Fuxin Energy Corp., Ltd. Class H                16,248,000   3,762,445       0.1%
   Huaneng Renewables Corp., Ltd. Class H                  22,826,000   7,648,566       0.2%
#* Huayi Tencent Entertainment Co., Ltd.                      890,000      53,832       0.0%
*  Huiyin Smart Community Co., Ltd.                         2,206,000     224,214       0.0%
   Hydoo International Holding, Ltd.                        1,634,000     163,451       0.0%
   Inner Mongolia Yitai Coal Co., Ltd. Class H                 17,700      16,640       0.0%
   Inspur International, Ltd.                               2,160,000     428,787       0.0%
   Intime Retail Group Co., Ltd.                            8,372,500   6,555,936       0.1%
*  InvesTech Holdings, Ltd.                                 1,855,000     384,019       0.0%
#  Jiangnan Group, Ltd.                                     9,098,000   1,499,393       0.0%
*  JinkoSolar Holding Co., Ltd. ADR                             8,870     136,687       0.0%
#  Joy City Property, Ltd.                                  3,202,000     451,679       0.0%
   Ju Teng International Holdings, Ltd.                     5,266,000   1,668,283       0.0%
   K Wah International Holdings, Ltd.                         359,000     194,095       0.0%
*  Kai Yuan Holdings, Ltd.                                 13,400,000     151,821       0.0%
#* Kaisa Group Holdings, Ltd.                               9,828,000     370,662       0.0%
#  Kangda International Environmental Co., Ltd.             2,796,000     657,157       0.0%
*  Kasen International Holdings, Ltd.                       1,571,000     253,052       0.0%
   Kingboard Chemical Holdings, Ltd.                        4,301,921  12,716,703       0.2%
   Kingboard Laminates Holdings, Ltd.                       5,527,500   4,953,103       0.1%
#* Kingdee International Software Group Co., Ltd.          13,089,200   5,315,730       0.1%
*  Ko Yo Chemical Group, Ltd.                               3,832,000     120,586       0.0%
#  Koradior Holdings, Ltd.                                    996,000   1,259,578       0.0%
   KWG Property Holding, Ltd.                               9,037,950   5,229,607       0.1%
#* Labixiaoxin Snacks Group, Ltd.                           1,729,000     101,219       0.0%
   Lai Fung Holdings, Ltd.                                 28,358,229     611,891       0.0%
   Le Saunda Holdings, Ltd.                                 2,049,799     477,887       0.0%
   Lee & Man Chemical Co., Ltd.                               998,785     312,789       0.0%
   Lee & Man Paper Manufacturing, Ltd.                      8,294,000   6,231,889       0.1%
#  Lee's Pharmaceutical Holdings, Ltd.                      1,115,500     966,750       0.0%
   Leoch International Technology, Ltd.                       953,000     118,863       0.0%
*  Leyou Technologies Holdings, Ltd.                        1,015,000     182,638       0.0%
*  Li Ning Co., Ltd.                                        2,291,000   1,636,205       0.0%
*  Lianhua Supermarket Holdings Co., Ltd. Class H           2,474,600   1,002,732       0.0%
#* Lifetech Scientific Corp.                               11,140,000   2,636,317       0.1%
   Livzon Pharmaceutical Group, Inc. Class H                  448,880   2,614,206       0.1%
#  Logan Property Holdings Co., Ltd.                        5,866,000   2,351,999       0.1%
   Lonking Holdings, Ltd.                                  13,178,000   2,154,230       0.1%
*  Loudong General Nice Resources China Holdings, Ltd.      8,298,140     585,825       0.0%
#  Luye Pharma Group, Ltd.                                  7,496,500   5,038,719       0.1%
#* Maanshan Iron & Steel Co., Ltd. Class H                  7,978,000   1,817,551       0.0%
#* Maoye International Holdings, Ltd.                       7,468,000     711,138       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
CHINA -- (Continued)
*  Microport Scientific Corp.                                1,548,000 $1,147,121       0.0%
*  MIE Holdings Corp.                                        4,474,000    443,299       0.0%
   MIN XIN Holdings, Ltd.                                      786,000    845,415       0.0%
*  Mingfa Group International Co., Ltd.                      7,108,000  1,299,146       0.0%
*  Mingyuan Medicare Development Co., Ltd.                   6,950,000     38,623       0.0%
   Minmetals Land, Ltd.                                      7,260,000    915,125       0.0%
   Minth Group, Ltd.                                         2,797,000  9,902,300       0.2%
#* MMG, Ltd.                                                 9,946,000  2,615,361       0.1%
   MOBI Development Co., Ltd.                                1,014,000    168,304       0.0%
   Modern Land China Co., Ltd.                                 618,000     85,844       0.0%
#* Munsun Capital Group, Ltd.                               25,260,318    815,432       0.0%
*  National Agricultural Holdings, Ltd.                        244,000     35,806       0.0%
   Nature Home Holding Co., Ltd.                               520,000     73,700       0.0%
#  NetDragon Websoft Holdings, Ltd.                            120,044    387,427       0.0%
   New World Department Store China, Ltd.                    2,929,462    434,246       0.0%
   Nexteer Automotive Group, Ltd.                            3,660,000  4,826,780       0.1%
   Nine Dragons Paper Holdings, Ltd.                         7,431,000  6,041,499       0.1%
*  Noah Holdings, Ltd. ADR                                       2,600     61,256       0.0%
#* North Mining Shares Co., Ltd.                            54,950,000    991,807       0.0%
#  NVC Lighting Holdings, Ltd.                               7,376,000  1,015,982       0.0%
*  O-Net Technologies Group, Ltd.                            1,268,000    693,499       0.0%
   Optics Valley Union Holding Co, Ltd.                      3,200,000    341,624       0.0%
*  Ourgame International Holdings, Ltd.                        678,000    331,125       0.0%
   Overseas Chinese Town Asia Holdings, Ltd.                 1,554,183    568,689       0.0%
#* Ozner Water International Holding, Ltd.                     457,000     95,814       0.0%
#  Pacific Online, Ltd.                                      3,033,365    753,607       0.0%
#  Parkson Retail Group, Ltd.                                7,237,000    717,291       0.0%
#  PAX Global Technology, Ltd.                               5,312,000  3,337,108       0.1%
#  Peak Sport Products Co., Ltd.                             5,195,000  1,729,775       0.0%
#  Phoenix Healthcare Group Co., Ltd.                        3,325,000  5,283,719       0.1%
#  Phoenix Satellite Television Holdings, Ltd.               8,014,000  1,620,768       0.0%
*  Ping An Securities Group Holdings, Ltd.                   8,000,000     98,210       0.0%
#  Poly Culture Group Corp., Ltd. Class H                      373,300  1,007,352       0.0%
#* Poly Property Group Co., Ltd.                            14,561,000  4,604,002       0.1%
   Pou Sheng International Holdings, Ltd.                   13,507,806  4,239,065       0.1%
   Powerlong Real Estate Holdings, Ltd.                      8,604,000  2,920,103       0.1%
*  Prosperity International Holdings HK, Ltd.                9,680,000    177,091       0.0%
#* PW Medtech Group, Ltd.                                    4,922,000  1,538,308       0.0%
*  Q Technology Group Co., Ltd.                                388,000    194,619       0.0%
   Qingdao Port International Co., Ltd. Class H                787,000    481,079       0.0%
   Qingling Motors Co., Ltd. Class H                         2,764,000    850,154       0.0%
#  Qinhuangdao Port Co., Ltd. Class H                          981,500    240,251       0.0%
*  Qunxing Paper Holdings Co., Ltd.                            669,913     32,651       0.0%
*  Real Gold Mining, Ltd.                                      300,500     10,190       0.0%
   Real Nutriceutical Group, Ltd.                            6,829,000    571,269       0.0%
   Red Star Macalline Group Corp., Ltd. Class H                 83,000     89,432       0.0%
*  Redco Properties Group, Ltd.                              1,088,000    391,400       0.0%
#* Renhe Commercial Holdings Co., Ltd.                     103,061,000  2,668,406       0.1%
#* REXLot Holdings, Ltd.                                    59,701,502  1,014,792       0.0%
   Road King Infrastructure, Ltd.                            2,030,000  1,722,475       0.0%
#* Sany Heavy Equipment International Holdings Co., Ltd.     6,410,000    999,746       0.0%
*  Scud Group, Ltd.                                          1,876,000     47,169       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                              SHARES     VALUE++   OF NET ASSETS**
                                                            ---------- ----------- ---------------
CHINA -- (Continued)
*  Semiconductor Manufacturing International Corp.           5,482,000 $   663,913       0.0%
   Shandong Chenming Paper Holdings, Ltd. Class H            1,886,000   1,626,282       0.0%
   Shandong Weigao Group Medical Polymer Co., Ltd. Class H  10,708,000   6,971,404       0.1%
   Shanghai Dasheng Agricultural Finance Technology Co.,
     Ltd.                                                    1,840,000     165,816       0.0%
*  Shanghai Fudan Microelectronics Group Co., Ltd. Class H     638,000     536,761       0.0%
#  Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
   Class H                                                     945,000     889,460       0.0%
   Shanghai Haohai Biological Technology Co., Ltd. Class H       6,500      30,965       0.0%
   Shanghai Industrial Holdings, Ltd.                        3,132,000   9,575,025       0.2%
   Shanghai Industrial Urban Development Group, Ltd.        12,466,000   3,158,107       0.1%
   Shanghai Jin Jiang International Hotels Group Co.,
     Ltd. Class H                                            7,356,000   2,139,483       0.1%
   Shanghai Prime Machinery Co., Ltd. Class H                5,106,000   1,083,832       0.0%
*  Shanghai Zendai Property, Ltd.                            9,680,000     190,719       0.0%
   Sheen Tai Holdings Grp Co., Ltd.                          2,482,000     242,680       0.0%
*  Shengli Oil & Gas Pipe Holdings, Ltd.                     2,272,500     124,410       0.0%
   Shenguan Holdings Group, Ltd.                             7,096,000     575,104       0.0%
   Shenzhen Expressway Co., Ltd. Class H                     4,196,400   4,205,346       0.1%
   Shenzhen International Holdings, Ltd.                     7,240,222  11,180,429       0.2%
   Shenzhen Investment, Ltd.                                20,610,874   8,983,503       0.2%
#* Shougang Concord International Enterprises Co., Ltd.     28,172,000     902,770       0.0%
#  Shougang Fushan Resources Group, Ltd.                    19,046,000   4,117,812       0.1%
#  Shui On Land, Ltd.                                       25,329,143   6,264,072       0.1%
*  Shunfeng International Clean Energy, Ltd.                 9,212,000     781,291       0.0%
#  Sichuan Expressway Co., Ltd. Class H                      5,288,000   2,123,396       0.1%
   Sihuan Pharmaceutical Holdings Group, Ltd.               26,691,000   6,393,481       0.1%
*  Silver Grant International Industries, Ltd.               4,698,000     513,838       0.0%
#* Silverman Holdings, Ltd.                                  1,818,000     320,724       0.0%
*  SIM Technology Group, Ltd.                                1,050,000      43,187       0.0%
#* Sino Oil And Gas Holdings, Ltd.                          70,712,766   1,744,972       0.0%
*  Sino-I Technology, Ltd.                                   3,950,000      63,998       0.0%
   Sino-Ocean Land Holdings, Ltd.                              278,000     115,464       0.0%
#  Sinofert Holdings, Ltd.                                  15,347,327   2,014,010       0.0%
*  Sinolink Worldwide Holdings, Ltd.                        11,704,800   1,368,368       0.0%
#  SinoMedia Holding, Ltd.                                   1,126,000     272,588       0.0%
   Sinopec Engineering Group Co., Ltd. Class H                  21,500      18,981       0.0%
#  Sinopec Kantons Holdings, Ltd.                            5,148,000   2,413,736       0.1%
#  Sinosoft Technology Group, Ltd.                           3,417,599   1,490,124       0.0%
*  Sinotrans Shipping, Ltd.                                  5,155,586     835,644       0.0%
#  Sinotrans, Ltd. Class H                                  11,737,000   5,511,684       0.1%
   Sinotruk Hong Kong, Ltd.                                  4,613,500   2,546,797       0.1%
#  Skyworth Digital Holdings, Ltd.                          12,399,447   8,003,486       0.2%
#  SMI Holdings Group, Ltd.                                 21,208,066   2,022,638       0.1%
#  SOHO China, Ltd.                                         12,845,000   6,623,489       0.1%
*  Sound Global, Ltd.                                          494,000     123,500       0.0%
#* Sparkle Roll Group, Ltd.                                  6,040,000     528,201       0.0%
   Springland International Holdings, Ltd.                   4,587,000     715,613       0.0%
#* SPT Energy Group, Inc.                                    4,970,000     457,986       0.0%
*  SRE Group, Ltd.                                          21,654,346     634,834       0.0%
#  SSY Group, Ltd.                                          13,363,152   4,526,265       0.1%
   Sun King Power Electronics Group                            896,000     131,435       0.0%
#  Sunac China Holdings, Ltd.                               14,681,000  10,019,548       0.2%
   Sunshine 100 China Holdings, Ltd.                           130,000      55,839       0.0%
   Symphony Holdings, Ltd.                                   2,960,000     293,508       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
CHINA -- (Continued)
   Tarena International, Inc. ADR                               2,850 $   46,027       0.0%
*  Taung Gold International, Ltd.                           3,560,000     53,135       0.0%
#  TCC International Holdings, Ltd.                        10,116,647  2,567,089       0.1%
#* TCL Multimedia Technology Holdings, Ltd.                 3,700,510  1,871,187       0.0%
#* Tech Pro Technology Development, Ltd.                    8,466,000    233,287       0.0%
#  Technovator International, Ltd.                          2,108,000    869,460       0.0%
   Tenfu Cayman Holdings Co., Ltd.                            185,000     60,539       0.0%
#  Tenwow International Holdings, Ltd.                      2,644,000    827,594       0.0%
   Texhong Textile Group, Ltd.                              2,023,500  2,849,277       0.1%
   Tian An China Investment Co., Ltd.Tian An China
     Investment Co., Ltd.                                   1,383,000    737,495       0.0%
#  Tian Ge Interactive Holdings, Ltd.                          61,000     41,051       0.0%
   Tian Shan Development Holdings, Ltd.                     1,742,000    639,759       0.0%
   Tiande Chemical Holdings, Ltd.                              64,000     15,828       0.0%
   Tiangong International Co., Ltd.                         9,886,000  1,247,897       0.0%
   Tianjin Capital Environmental Protection Group Co.,
     Ltd. Class H                                           1,936,000  1,080,440       0.0%
   Tianjin Development Holdings, Ltd.                       2,862,000  1,369,462       0.0%
*  Tianjin Jinran Public Utilities Co., Ltd. Class H        1,260,000    113,547       0.0%
   Tianjin Port Development Holdings, Ltd.                 11,994,800  1,836,415       0.0%
#  Tianneng Power International, Ltd.                       4,664,048  4,210,272       0.1%
*  Tianyi Summi Holdings, Ltd.                              3,572,000    505,603       0.0%
#  Tibet Water Resources, Ltd.                              9,626,000  3,579,647       0.1%
   Time Watch Investments, Ltd.                             1,456,000    187,647       0.0%
   Tomson Group, Ltd.                                       1,309,229    433,594       0.0%
   Tong Ren Tang Technologies Co., Ltd. Class H             3,757,000  6,871,232       0.1%
#  Tongda Group Holdings, Ltd.                             19,080,000  5,034,745       0.1%
   Tonly Electronics Holdings, Ltd.                           431,176    227,598       0.0%
   Top Spring International Holdings, Ltd.                    292,500     87,738       0.0%
#  Towngas China Co., Ltd.                                  6,618,000  3,723,623       0.1%
   TPV Technology, Ltd.                                     5,063,964    965,340       0.0%
#  Trigiant Group, Ltd.                                     3,684,000    592,716       0.0%
*  Trony Solar Holdings Co., Ltd.                           1,757,000     26,733       0.0%
#  Truly International Holdings, Ltd.                       8,919,573  3,488,291       0.1%
#  Uni-President China Holdings, Ltd.                       4,866,000  3,288,423       0.1%
#* United Energy Group, Ltd.                               26,848,900  1,617,737       0.0%
#* United Photovoltaics Group, Ltd.                           718,000     62,742       0.0%
*  Universal Health International Group Holding, Ltd.       7,123,000    320,614       0.0%
   Universal Medical Financial & Technical Advisory
     Services Co., Ltd.                                       580,500    500,078       0.0%
#* V1 Group, Ltd.                                          21,345,600  1,057,990       0.0%
   Vinda International Holdings, Ltd.                         309,000    611,230       0.0%
   Wanguo International Mining Group, Ltd.                    154,000     31,740       0.0%
#  Wasion Group Holdings, Ltd.                              3,374,000  1,982,712       0.0%
   Weiqiao Textile Co. Class H                              2,668,000  1,778,176       0.0%
   Welling Holding, Ltd.                                    6,558,000  1,307,767       0.0%
#* West China Cement, Ltd.                                 16,556,000  1,684,393       0.0%
#* Wisdom Sports Group                                      1,369,000    441,823       0.0%
*  Wuzhou International Holdings, Ltd.                      9,336,000    963,041       0.0%
#  Xiamen International Port Co., Ltd. Class H              6,750,000  1,448,902       0.0%
#* Xinchen China Power Holdings, Ltd.                       2,324,000    405,206       0.0%
   Xingda International Holdings, Ltd.                      6,074,000  2,522,365       0.1%
*  Xinhua Winshare Publishing and Media Co., Ltd. Class H   2,347,103  2,392,230       0.1%
*  Xinjiang Xinxin Mining Industry Co., Ltd. Class H        4,756,598    519,110       0.0%
#  Xinyi Solar Holdings, Ltd.                              14,362,000  5,320,495       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
CHINA -- (Continued)
*  Xiwang Special Steel Co., Ltd.                           1,855,000 $    181,696       0.0%
   XTEP International Holdings, Ltd.                        5,155,000    2,281,942       0.1%
*  Yanchang Petroleum International, Ltd.                  30,550,000      855,379       0.0%
#  Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
   Class H                                                    288,500      562,654       0.0%
#  Yashili International Holdings, Ltd.                       862,000      175,073       0.0%
   Yida China Holdings, Ltd.                                1,148,000      470,205       0.0%
   Yingde Gases Group Co., Ltd.                             7,124,000    2,872,317       0.1%
   Yip's Chemical Holdings, Ltd.                            1,886,000      764,836       0.0%
*  Youyuan International Holdings, Ltd.                     2,627,070      606,500       0.0%
*  Yuanda China Holdings, Ltd.                             12,884,000      333,409       0.0%
*  YuanShengTai Dairy Farm, Ltd.                              638,000       46,768       0.0%
   Yuexiu Property Co., Ltd.                               46,202,284    6,768,741       0.1%
#  Yuexiu Transport Infrastructure, Ltd.                    4,354,018    2,981,675       0.1%
#  Yunnan Water Investment Co., Ltd. Class H                  225,000      124,219       0.0%
   Yuzhou Properties Co., Ltd.                             10,003,120    3,712,421       0.1%
#* Zall Group, Ltd.                                         2,829,000    1,929,639       0.0%
#  Zhaojin Mining Industry Co., Ltd. Class H                5,058,000    5,192,733       0.1%
#  Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H  1,244,600      617,805       0.0%
*  Zhong An Real Estate, Ltd.                               6,952,400      653,907       0.0%
#  Zhongsheng Group Holdings, Ltd.                          3,983,000    3,976,726       0.1%
   Zhuhai Holdings Investment Group, Ltd.                   1,028,000      161,323       0.0%
                                                                      ------------      ----
TOTAL CHINA                                                            763,656,168      13.8%
                                                                      ------------      ----
COLOMBIA -- (0.2%)
   Almacenes Exito SA                                         683,939    3,411,984       0.1%
   Bolsa de Valores de Colombia                            29,054,344      172,967       0.0%
   Celsia SA ESP                                            1,132,907    1,527,860       0.0%
*  Cemex Latam Holdings SA                                    951,995    3,539,768       0.1%
   Constructora Conconcreto SA                                293,150      104,321       0.0%
   Corp. Financiera Colombiana SA                              31,765      393,848       0.0%
   Empresa de Telecomunicaciones de Bogota                  3,257,689      638,151       0.0%
   Grupo Nutresa SA                                             5,233       43,823       0.0%
   Interconexion Electrica SA ESP                             213,871      710,584       0.0%
   Mineros SA                                                 102,961       71,910       0.0%
*  Odinsa SA                                                   19,092       57,147       0.0%
                                                                      ------------      ----
TOTAL COLOMBIA                                                          10,672,363       0.2%
                                                                      ------------      ----
GREECE -- (0.3%)
   Aegean Airlines SA                                         224,579    1,446,728       0.0%
*  Astir Palace Vouliagmeni SA                                 16,695       96,201       0.0%
   Athens Water Supply & Sewage Co. SA (The)                  125,722      744,352       0.0%
   Bank of Greece                                             142,930    1,594,151       0.1%
*  Ellaktor SA                                                909,399    1,236,032       0.0%
*  Fourlis Holdings SA                                        283,268    1,209,290       0.0%
*  GEK Terna Holding Real Estate Construction SA              475,188    1,099,838       0.0%
   Hellenic Exchanges--Athens Stock Exchange SA               513,059    2,533,165       0.1%
*  Iaso SA                                                    282,999      143,103       0.0%
*  Intracom Holdings SA                                       664,642      237,617       0.0%
*  Intralot SA-Integrated Lottery Systems & Services          865,039    1,168,333       0.0%
*  Lamda Development SA                                        92,510      500,762       0.0%
*  Marfin Investment Group Holdings SA                      6,110,771      877,547       0.0%
   Metka Industrial--Construction SA                          188,318    1,582,714       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
GREECE -- (Continued)
*  Mytilineos Holdings SA                                    339,544 $ 1,937,568       0.1%
   Piraeus Port Authority SA                                  42,172     583,363       0.0%
   Sarantis SA                                                96,712   1,055,799       0.0%
   Terna Energy SA                                           257,713     786,345       0.0%
                                                                     -----------       ---
TOTAL GREECE                                                          18,832,908       0.3%
                                                                     -----------       ---
HONG KONG -- (0.1%)
   Samson Holding, Ltd.                                    3,498,000     306,440       0.0%
   SITC International Holdings Co., Ltd.                   5,403,000   3,194,981       0.1%
                                                                     -----------       ---
TOTAL HONG KONG                                                        3,501,421       0.1%
                                                                     -----------       ---
   HUNGARY -- (0.1%)
#* FHB Mortgage Bank P.L.C.                                   27,009      48,139       0.0%
   Magyar Telekom Telecommunications P.L.C.                1,251,988   2,069,997       0.1%
   Richter Gedeon Nyrt                                        60,217   1,292,686       0.0%
                                                                     -----------       ---
TOTAL HUNGARY                                                          3,410,822       0.1%
                                                                     -----------       ---
INDIA -- (13.6%)
*  3M India, Ltd.                                              6,422   1,276,958       0.0%
*  8K Miles Software Services, Ltd.                           20,498     243,449       0.0%
   Aarti Industries                                          203,332   2,305,884       0.1%
   Aban Offshore, Ltd.                                       137,519     548,137       0.0%
   Abbott India, Ltd.                                            751      56,286       0.0%
   Accelya Kale Solutions, Ltd.                                3,300      70,239       0.0%
   Adani Enterprises, Ltd.                                 1,642,031   1,648,389       0.0%
*  Adani Power, Ltd.                                       6,769,452   2,768,312       0.1%
*  Adani Transmissions, Ltd.                                 305,644     207,900       0.0%
   Aditya Birla Nuvo, Ltd.                                   154,471   3,216,604       0.1%
   Aegis Logistics, Ltd.                                   1,171,370   2,777,713       0.1%
   Agro Tech Foods, Ltd.                                      62,964     457,729       0.0%
   AIA Engineering, Ltd.                                     239,329   4,608,008       0.1%
   Ajanta Pharma, Ltd.                                       313,519   9,636,765       0.2%
   Akzo Nobel India, Ltd.                                     73,725   1,826,559       0.0%
   Alembic Pharmaceuticals, Ltd.                             578,571   5,779,465       0.1%
   Alembic, Ltd.                                             624,014     394,475       0.0%
*  Allahabad Bank                                          1,121,891   1,265,982       0.0%
   Allcargo Logistics, Ltd.                                  424,713   1,204,690       0.0%
*  Alok Industries, Ltd.                                   2,261,524     116,979       0.0%
   Amara Raja Batteries, Ltd.                                510,176   7,868,614       0.2%
*  Amtek Auto, Ltd.                                          217,501     142,424       0.0%
   Anant Raj, Ltd.                                           343,185     283,272       0.0%
   Andhra Bank                                             1,312,648   1,110,251       0.0%
   Apar Industries, Ltd.                                     102,166     903,909       0.0%
   Apollo Hospitals Enterprise, Ltd.                          36,359     731,058       0.0%
   Apollo Tyres, Ltd.                                      2,214,640   6,685,161       0.1%
*  Arvind Infrastructure, Ltd.                                90,703     129,646       0.0%
   Arvind, Ltd.                                            1,766,630  11,011,026       0.2%
   Asahi India Glass, Ltd.                                   438,829   1,269,094       0.0%
   Ashiana Housing, Ltd.                                      10,028      22,156       0.0%
   Ashoka Buildcon, Ltd.                                     190,966     468,204       0.0%
   Astral Polytechnik, Ltd.                                   34,813     233,432       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDIA -- (Continued)
*  AstraZeneca Pharma India, Ltd.                              2,547 $   38,586       0.0%
   Atul, Ltd.                                                 82,504  2,882,406       0.1%
   Automotive Axles, Ltd.                                     11,656    127,827       0.0%
   Bajaj Corp., Ltd.                                         391,982  2,399,578       0.1%
   Bajaj Electricals, Ltd.                                   222,147    889,218       0.0%
*  Bajaj Hindusthan Sugar, Ltd.                            2,708,567    687,967       0.0%
   Bajaj Holdings & Investment, Ltd.                         121,535  4,037,641       0.1%
   Balkrishna Industries, Ltd.                               251,440  4,024,910       0.1%
   Ballarpur Industries, Ltd.                              1,005,483    252,253       0.0%
   Balmer Lawrie & Co., Ltd.                                 112,703  1,325,618       0.0%
   Balrampur Chini Mills, Ltd.                             1,374,241  2,401,824       0.1%
*  Bank of India                                           1,787,393  3,071,610       0.1%
*  Bank Of Maharashtra                                       754,510    352,719       0.0%
   Bannari Amman Sugars, Ltd.                                 14,297    434,719       0.0%
   BASF India, Ltd.                                           83,644  1,556,432       0.0%
   Bata India, Ltd.                                          297,663  2,144,842       0.0%
   BEML, Ltd.                                                208,498  2,935,337       0.1%
   Berger Paints India, Ltd.                               2,563,663  9,940,850       0.2%
*  BF Utilities, Ltd.                                         80,023    656,166       0.0%
*  Bharat Financial Inclusion, Ltd.                          185,937  2,459,190       0.1%
   Bharat Forge, Ltd.                                         33,152    438,043       0.0%
   Biocon, Ltd.                                              595,447  8,251,580       0.2%
   Birla Corp., Ltd.                                         160,261  1,906,772       0.0%
   Bliss Gvs Pharma, Ltd.                                     27,275     64,552       0.0%
   Blue Dart Express, Ltd.                                    33,361  2,573,310       0.1%
   Blue Star, Ltd.                                           284,385  2,411,634       0.1%
   Bombay Dyeing & Manufacturing Co., Ltd.                   737,242    637,980       0.0%
   Brigade Enterprises, Ltd.                                 196,245    523,571       0.0%
   Can Fin Homes, Ltd.                                        36,233  1,014,786       0.0%
*  Canara Bank                                               675,656  3,177,069       0.1%
   Capital First, Ltd.                                        63,586    681,025       0.0%
   Caplin Point Laboratories, Ltd.                            44,790    263,630       0.0%
   Carborundum Universal, Ltd.                               345,694  1,472,142       0.0%
   CCL Products India, Ltd.                                  515,266  1,949,342       0.0%
   Ceat, Ltd.                                                234,450  4,257,653       0.1%
*  Central Bank of India                                       8,302     11,505       0.0%
   Century Plyboards India, Ltd.                             613,879  2,306,937       0.1%
   Century Textiles & Industries, Ltd.                       556,682  7,864,540       0.2%
   Cera Sanitaryware, Ltd.                                     8,805    350,608       0.0%
   CESC, Ltd.                                                701,248  6,581,860       0.1%
   Chambal Fertilizers and Chemicals, Ltd.                 1,177,352  1,132,662       0.0%
   Chennai Petroleum Corp., Ltd.                             372,595  1,582,331       0.0%
*  Chennai Super Kings Cricket, Ltd.                       1,658,632     10,478       0.0%
   Cholamandalam Investment and Finance Co., Ltd.            176,521  3,112,837       0.1%
   City Union Bank, Ltd.                                   1,578,425  3,535,415       0.1%
   Clariant Chemicals India, Ltd.                             64,107    777,443       0.0%
   Coromandel International, Ltd.                            571,426  2,442,350       0.1%
*  Corp. Bank                                              1,348,710    861,425       0.0%
   Cox & Kings, Ltd.                                         741,911  2,522,408       0.1%
   Credit Analysis & Research, Ltd.                           76,368  1,713,199       0.0%
   CRISIL, Ltd.                                               83,098  2,786,371       0.1%
*  Crompton Greaves Consumer Electricals, Ltd.             3,403,119  9,425,290       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
INDIA -- (Continued)
*  Crompton Greaves, Ltd.                                  3,403,119 $ 3,913,242       0.1%
   Cyient, Ltd.                                              376,968   2,809,562       0.1%
   Dalmia Bharat Sugar & Industries, Ltd.                     61,206     109,162       0.0%
   Dalmia Bharat, Ltd.                                       125,249   3,837,259       0.1%
   DB Corp., Ltd.                                             65,948     383,481       0.0%
*  DB Realty, Ltd.                                           681,291     490,699       0.0%
*  DCB Bank, Ltd.                                          2,010,634   3,972,280       0.1%
   DCM Shriram, Ltd.                                         260,162   1,014,542       0.0%
   Deepak Fertilisers & Petrochemicals Corp., Ltd.           242,420     801,369       0.0%
   Deepak Nitrite, Ltd.                                       22,445      38,805       0.0%
   Delta Corp., Ltd.                                         740,999   2,036,603       0.0%
*  DEN Networks, Ltd.                                        450,304     523,279       0.0%
*  Dena Bank                                               1,251,365     712,938       0.0%
   Dewan Housing Finance Corp., Ltd.                         741,376   3,658,678       0.1%
   Dhanuka Agritech, Ltd.                                     12,601     132,253       0.0%
*  Dish TV India, Ltd.                                     4,403,464   6,588,484       0.1%
   Dishman Pharmaceuticals & Chemicals, Ltd.                 853,143   3,160,278       0.1%
*  Dynamatic Technologies, Ltd.                                8,543     418,867       0.0%
   eClerx Services, Ltd.                                     145,920   3,331,042       0.1%
   Edelweiss Financial Services, Ltd.                      2,129,659   3,950,609       0.1%
*  EID Parry India, Ltd.                                     594,774   2,397,873       0.1%
   EIH, Ltd.                                                 970,175   1,621,251       0.0%
   Electrosteel Castings, Ltd.                               607,641     250,964       0.0%
   Elgi Equipments, Ltd.                                     272,744     803,234       0.0%
   Engineers India, Ltd.                                     841,465   3,421,543       0.1%
   Entertainment Network India, Ltd.                          64,795     759,593       0.0%
*  Eros International Media, Ltd.                            222,553     661,063       0.0%
   Escorts, Ltd.                                             754,964   4,253,153       0.1%
   Essel Propack, Ltd.                                       502,843   1,821,541       0.0%
   Eveready Industries India, Ltd.                           259,833   1,012,732       0.0%
   Exide Industries, Ltd.                                  2,409,364   7,173,546       0.1%
   FAG Bearings India, Ltd.                                   33,787   2,266,115       0.1%
   FDC, Ltd.                                                 463,177   1,582,196       0.0%
   Federal Bank, Ltd.                                      8,408,191  10,356,427       0.2%
*  Federal-Mogul Goetze India, Ltd.                           72,593     523,555       0.0%
   Finolex Cables, Ltd.                                      771,546   5,203,701       0.1%
   Finolex Industries, Ltd.                                  423,859   2,950,782       0.1%
*  Firstsource Solutions, Ltd.                             2,353,285   1,424,685       0.0%
*  Fortis Healthcare, Ltd.                                   994,597   2,693,972       0.1%
*  Future Consumer Enterprise, Ltd.                        4,235,473   1,453,033       0.0%
   Future Enterprises, Ltd.                                  983,154     252,803       0.0%
*  Future Retail Ltd.                                        983,154   2,489,296       0.1%
   Gabriel India, Ltd.                                       551,025   1,062,169       0.0%
   Gateway Distriparks, Ltd.                                 653,663   2,448,827       0.1%
   Gati, Ltd.                                                220,146     470,642       0.0%
   Gayatri Projects, Ltd.                                     16,854     174,275       0.0%
*  GE Power India, Ltd.                                      186,497   1,461,032       0.0%
   GE T&D India, Ltd.                                        124,100     632,714       0.0%
   Genus Power Infrastructures, Ltd.                          38,419      27,066       0.0%
   Geometric, Ltd.                                            69,626     242,633       0.0%
   GHCL, Ltd.                                                279,324   1,167,209       0.0%
   GIC Housing Finance, Ltd.                                  58,624     300,109       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
INDIA -- (Continued)
   Gillette India, Ltd.                                        13,197 $  846,812       0.0%
*  Global Offshore Services, Ltd.                              47,756     89,452       0.0%
*  GMR Infrastructure, Ltd.                                15,924,296  3,283,630       0.1%
   GOCL Corp., Ltd.                                            76,450    412,107       0.0%
   Godfrey Phillips India, Ltd.                                55,383  1,192,432       0.0%
   Godrej Industries, Ltd.                                    392,557  2,570,454       0.1%
*  Godrej Properties, Ltd.                                    538,871  2,941,777       0.1%
   Granules India, Ltd.                                       695,454  1,280,366       0.0%
   Graphite India, Ltd.                                       397,865    470,885       0.0%
   Great Eastern Shipping Co., Ltd. (The)                     539,630  3,030,024       0.1%
   Greaves Cotton, Ltd.                                       732,046  1,513,864       0.0%
   Greenply Industries, Ltd.                                   36,951    160,837       0.0%
   Grindwell Norton, Ltd.                                      45,754    228,375       0.0%
   Gruh Finance, Ltd.                                         557,873  2,820,677       0.1%
   Gujarat Alkalies & Chemicals, Ltd.                         194,312  1,198,509       0.0%
   Gujarat Fluorochemicals, Ltd.                              224,424  1,762,974       0.0%
   Gujarat Gas, Ltd.                                          319,983  2,753,143       0.1%
   Gujarat Industries Power Co., Ltd.                         116,996    172,065       0.0%
   Gujarat Mineral Development Corp., Ltd.                    803,287  1,368,842       0.0%
   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.       266,808  1,127,946       0.0%
   Gujarat Pipavav Port, Ltd.                               1,038,829  2,602,589       0.1%
   Gujarat State Fertilizers & Chemicals, Ltd.                969,096  1,413,011       0.0%
   Gujarat State Petronet, Ltd.                             1,524,693  3,626,636       0.1%
   Gulf Oil Lubricants India, Ltd.                             77,668    885,458       0.0%
*  GVK Power & Infrastructure, Ltd.                         5,289,365    530,573       0.0%
*  Hathway Cable & Datacom, Ltd.                            2,039,467    939,951       0.0%
   Havells India, Ltd.                                        531,163  3,242,671       0.1%
*  HCL Infosystems, Ltd.                                      477,473    381,809       0.0%
   HEG, Ltd.                                                   36,273     94,613       0.0%
*  HeidelbergCement India, Ltd.                               878,204  1,908,600       0.0%
   Hexaware Technologies, Ltd.                              1,541,475  4,727,849       0.1%
   Hikal, Ltd.                                                 87,713    292,355       0.0%
*  Himachal Futuristic Communications, Ltd.                 4,863,719  1,122,967       0.0%
   Himadri Speciality Chemical, Ltd.                           54,927     38,690       0.0%
   Himatsingka Seide, Ltd.                                    235,852    997,024       0.0%
   Hinduja Global Solutions, Ltd.                              15,689    134,000       0.0%
   Hinduja Ventures, Ltd.                                      27,826    235,439       0.0%
*  Hindustan Construction Co., Ltd.                         2,507,187  1,365,077       0.0%
   Hindustan Media Ventures, Ltd.                              16,871     77,293       0.0%
   Honeywell Automation India, Ltd.                            13,522  1,833,924       0.0%
*  Housing Development & Infrastructure, Ltd.               4,006,797  4,954,014       0.1%
   HSIL, Ltd.                                                 238,038  1,249,136       0.0%
   HT Media, Ltd.                                             550,399    762,279       0.0%
   Huhtamaki PPL, Ltd.                                        126,615    549,408       0.0%
   ICRA, Ltd.                                                   2,834    182,188       0.0%
*  IDBI Bank, Ltd.                                          4,406,806  4,857,706       0.1%
*  IFB Industries, Ltd.                                        26,621    214,852       0.0%
   IFCI, Ltd.                                               5,221,683  2,035,165       0.0%
   IIFL Holdings, Ltd.                                      1,537,220  7,567,399       0.1%
   IL&FS Transportation Networks, Ltd.                        807,052  1,352,734       0.0%
   India Cements, Ltd. (The)                                2,012,170  4,776,809       0.1%
*  Indiabulls Real Estate, Ltd.                             1,891,680  2,461,843       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
INDIA -- (Continued)
   Indian Bank                                                742,128 $2,551,092       0.1%
   Indian Hotels Co., Ltd.                                  2,977,271  5,266,051       0.1%
*  Indian Overseas Bank                                     2,002,490    801,163       0.0%
   Indo Count Industries, Ltd.                                 38,835    482,664       0.0%
   Indoco Remedies, Ltd.                                      303,598  1,300,396       0.0%
   Indraprastha Gas, Ltd.                                     228,271  2,918,525       0.1%
   INEOS Styrolution India, Ltd.                               23,441    226,875       0.0%
   Ingersoll-Rand India, Ltd.                                  86,228    938,392       0.0%
*  Inox Leisure, Ltd.                                         364,062  1,360,250       0.0%
*  Inox Wind, Ltd.                                             48,299    154,963       0.0%
*  Intellect Design Arena, Ltd.                               483,603  1,361,036       0.0%
*  Ipca Laboratories, Ltd.                                    375,952  3,487,232       0.1%
   IRB Infrastructure Developers, Ltd.                      1,582,858  5,593,603       0.1%
*  ITD Cementation India, Ltd.                                250,417    556,666       0.0%
   J Kumar Infraprojects, Ltd.                                 28,792     93,430       0.0%
   Jagran Prakashan, Ltd.                                     829,730  2,458,274       0.1%
   Jai Corp., Ltd.                                            104,735    113,466       0.0%
   Jain Irrigation Systems, Ltd.                            3,123,477  5,008,700       0.1%
*  Jaiprakash Associates, Ltd.                             10,389,053  1,743,846       0.0%
*  Jaiprakash Power Ventures, Ltd.                          6,493,149    447,260       0.0%
   Jammu & Kashmir Bank, Ltd. (The)                         2,129,343  2,177,958       0.0%
*  Jaypee Infratech, Ltd.                                   3,812,775    528,535       0.0%
   JB Chemicals & Pharmaceuticals, Ltd.                       232,209  1,346,712       0.0%
   JBF Industries, Ltd.                                       256,841    935,796       0.0%
*  Jet Airways India, Ltd.                                    107,820    756,316       0.0%
   Jindal Poly Films, Ltd.                                    133,621    846,321       0.0%
   Jindal Saw, Ltd.                                         1,136,957  1,094,453       0.0%
*  Jindal Stainless Hisar, Ltd.                                42,059     63,084       0.0%
*  Jindal Steel & Power, Ltd.                               3,202,653  3,620,647       0.1%
*  JITF Infralogistics, Ltd.                                   91,395     56,162       0.0%
   JK Cement, Ltd.                                            195,528  2,791,156       0.1%
   JK Lakshmi Cement, Ltd.                                    456,015  3,383,943       0.1%
   JK Tyre & Industries, Ltd.                                 841,251  1,790,839       0.0%
   JM Financial, Ltd.                                       2,322,187  3,065,925       0.1%
   Johnson Controls-Hitachi Air Conditioning India, Ltd.       65,690  1,468,750       0.0%
   JSW Energy, Ltd.                                         3,177,430  3,130,252       0.1%
*  JSW Holdings, Ltd.                                          22,564    415,820       0.0%
   Jubilant Foodworks, Ltd.                                   325,974  4,914,120       0.1%
   Jubilant Life Sciences, Ltd.                               505,015  5,205,151       0.1%
   Just Dial, Ltd.                                            283,534  1,812,897       0.0%
   Jyothy Laboratories, Ltd.                                  418,266  2,243,915       0.0%
   Kajaria Ceramics, Ltd.                                     663,898  6,215,633       0.1%
   Kalpataru Power Transmission, Ltd.                         452,177  1,733,500       0.0%
*  Kalyani Steels, Ltd.                                        25,718    124,086       0.0%
   Kansai Nerolac Paints, Ltd.                                424,293  2,443,571       0.1%
   Karnataka Bank, Ltd. (The)                               1,274,026  2,333,696       0.1%
   Karur Vysya Bank, Ltd. (The)                               471,912  3,427,785       0.1%
   Kaveri Seed Co., Ltd.                                      205,478  1,334,757       0.0%
*  KAYA, Ltd.                                                   6,469     84,724       0.0%
   KCP, Ltd.                                                   50,828     83,841       0.0%
   KEC International, Ltd.                                    766,919  1,454,874       0.0%
*  Kesoram Industries, Ltd.                                   211,137    552,657       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDIA -- (Continued)
   Kewal Kiran Clothing, Ltd.                                  1,598 $   46,104       0.0%
   Kirloskar Brothers, Ltd.                                   13,013     36,677       0.0%
   Kirloskar Oil Engines, Ltd.                               237,212  1,217,064       0.0%
   Kitex Garments, Ltd.                                       48,125    371,425       0.0%
   KNR Constructions, Ltd.                                     3,736     42,525       0.0%
   Kolte-Patil Developers, Ltd.                              193,641    375,168       0.0%
   KPIT Technologies, Ltd.                                 1,213,375  2,603,785       0.1%
   KPR Mill, Ltd.                                             17,539    308,035       0.0%
   KRBL, Ltd.                                                522,699  1,917,167       0.0%
   KSB Pumps, Ltd.                                            52,540    466,726       0.0%
*  KSK Energy Ventures, Ltd.                                 285,569    112,038       0.0%
   Kwality, Ltd.                                              33,522     72,379       0.0%
   L&T Finance Holdings, Ltd.                              2,573,059  4,145,982       0.1%
   LA Opala RG, Ltd.                                          31,229    261,611       0.0%
   Lakshmi Machine Works, Ltd.                                27,311  1,749,758       0.0%
   Lakshmi Vilas Bank, Ltd. (The)                            578,090  1,329,040       0.0%
*  Lanco Infratech, Ltd.                                   5,107,406    321,257       0.0%
   Linde India, Ltd.                                          18,130    103,459       0.0%
   Magma Fincorp, Ltd.                                        30,522     54,368       0.0%
   Maharashtra Seamless, Ltd.                                210,955    831,070       0.0%
   Mahindra & Mahindra Financial Services, Ltd.              907,487  4,907,790       0.1%
*  Mahindra CIE Automotive, Ltd.                             128,297    381,394       0.0%
   Mahindra Holidays & Resorts India, Ltd.                   253,722  1,705,698       0.0%
   Mahindra Lifespace Developers, Ltd.                       122,860    788,589       0.0%
*  Majesco, Ltd.                                              47,137    311,571       0.0%
   Manappuram Finance, Ltd.                                2,128,593  3,274,470       0.1%
*  Mangalore Refinery & Petrochemicals, Ltd.               1,709,073  2,357,279       0.1%
   Marksans Pharma, Ltd.                                     675,243    528,616       0.0%
   Max Financial Services, Ltd.                              797,555  6,703,698       0.1%
*  MAX India, Ltd.                                           960,513  2,043,084       0.0%
*  Max Ventures & Industries, Ltd.                           192,103    157,751       0.0%
   Mayur Uniquoters, Ltd.                                     29,257    190,036       0.0%
   McLeod Russel India, Ltd.                                 504,587  1,287,203       0.0%
   Meghmani Organics, Ltd.                                   161,551    117,843       0.0%
   Merck, Ltd.                                                46,217    583,285       0.0%
   Minda Corp., Ltd.                                          27,678     47,216       0.0%
   MindTree, Ltd.                                            789,676  5,209,825       0.1%
   Mirza International, Ltd.                                  37,315     52,942       0.0%
   MOIL, Ltd.                                                 99,057    487,149       0.0%
   Monsanto India, Ltd.                                       47,843  1,682,301       0.0%
   Motilal Oswal Financial Services, Ltd.                     91,154    811,371       0.0%
   Mphasis, Ltd.                                             584,169  4,495,144       0.1%
   MPS, Ltd.                                                  31,842    333,858       0.0%
   MRF, Ltd.                                                   9,818  7,030,626       0.1%
   Muthoot Finance, Ltd.                                     411,001  2,246,867       0.1%
*  Nagarjuna Fertilizers & Chemicals, Ltd                    632,948    115,637       0.0%
   Natco Pharma, Ltd.                                        578,550  5,185,871       0.1%
   National Aluminium Co., Ltd.                            3,221,651  2,640,233       0.1%
   Nava Bharat Ventures, Ltd.                                181,310    382,146       0.0%
   Navin Fluorine International, Ltd.                          3,399    130,909       0.0%
   Navneet Education Ltd, Ltd.                               710,233  1,190,326       0.0%
   NCC, Ltd.                                               4,554,069  6,327,283       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDIA -- (Continued)
   Nectar Lifesciences, Ltd.                                 229,932 $  122,228       0.0%
   NESCO, Ltd.                                                40,504  1,194,962       0.0%
*  Network 18 Media & Investments, Ltd.                      202,952    128,178       0.0%
   NIIT Technologies, Ltd.                                   341,623  2,101,134       0.0%
*  NIIT, Ltd.                                                706,562    909,889       0.0%
   Nilkamal, Ltd.                                             52,492  1,307,787       0.0%
   Nitin Fire Protection Industries, Ltd.                    131,281     68,667       0.0%
   Oberoi Realty, Ltd.                                       579,456  3,125,291       0.1%
   OCL India, Ltd.                                            68,931    975,355       0.0%
   Omaxe, Ltd.                                               432,185  1,097,108       0.0%
   OnMobile Global, Ltd.                                     209,843    356,687       0.0%
   Orient Cement Ltd.                                        378,234  1,014,283       0.0%
   Orient Paper & Industries, Ltd.                           113,249    147,327       0.0%
   Oriental Bank of Commerce                                 588,747  1,136,363       0.0%
   Orissa Minerals Development Co., Ltd.                           1         36       0.0%
   Page Industries, Ltd.                                      30,296  7,468,737       0.1%
*  Parsvnath Developers, Ltd.                                242,960     50,014       0.0%
   PC Jeweller, Ltd.                                         449,200  3,433,886       0.1%
   Peninsula Land, Ltd.                                      148,773     45,917       0.0%
   Persistent Systems, Ltd.                                  267,505  2,641,058       0.1%
   Petronet LNG, Ltd.                                        969,508  5,638,624       0.1%
   Pfizer, Ltd.                                               89,525  2,467,635       0.1%
   Phoenix Mills, Ltd. (The)                                 309,840  1,755,450       0.0%
   PI Industries, Ltd.                                       433,038  5,612,989       0.1%
   Piramal Enterprises, Ltd.                                  46,046  1,245,365       0.0%
*  Polaris Consulting & Services, Ltd.                        26,690     64,386       0.0%
   Praj Industries, Ltd.                                     638,543    803,541       0.0%
   Prestige Estates Projects, Ltd.                           628,433  1,822,799       0.0%
*  Prism Cement, Ltd.                                        645,641  1,034,038       0.0%
   PTC India Financial Services, Ltd.                      1,677,018    984,499       0.0%
   PTC India, Ltd.                                         2,237,861  2,489,531       0.1%
*  Punj Lloyd, Ltd.                                           80,032     27,350       0.0%
   Puravankara Projects, Ltd.                                389,976    284,413       0.0%
   PVR, Ltd.                                                 131,694  2,413,439       0.1%
   Radico Khaitan, Ltd.                                      378,681    802,071       0.0%
   Rain Industries, Ltd.                                   1,039,970    818,042       0.0%
   Rajesh Exports, Ltd.                                       77,460    556,963       0.0%
   Rallis India, Ltd.                                        767,908  2,592,180       0.1%
   Ramco Cements, Ltd. (The)                                 573,076  5,442,853       0.1%
   Ramco Industries, Ltd.                                     28,483    110,116       0.0%
*  Ramco Systems, Ltd.                                        28,350    201,759       0.0%
   Rashtriya Chemicals & Fertilizers, Ltd.                   274,978    201,842       0.0%
   Ratnamani Metals & Tubes, Ltd.                             48,826    474,594       0.0%
*  RattanIndia Power, Ltd.                                 1,902,746    243,349       0.0%
   Raymond, Ltd.                                             255,278  2,371,032       0.1%
   Redington India, Ltd.                                   1,693,602  2,672,456       0.1%
*  REI Agro, Ltd.                                          1,801,465     17,521       0.0%
   Relaxo Footwears, Ltd.                                     91,065    594,575       0.0%
   Reliance Capital, Ltd.                                    983,665  7,610,811       0.1%
*  Reliance Communications, Ltd.                           4,294,802  3,007,856       0.1%
*  Reliance Defence and Engineering, Ltd.                  1,178,647  1,060,109       0.0%
   Reliance Infrastructure, Ltd.                           1,001,886  8,110,512       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
INDIA -- (Continued)
   Reliance Power, Ltd.                                    5,713,399 $4,016,683       0.1%
   Repco Home Finance, Ltd.                                  120,966  1,368,421       0.0%
*  Rolta India, Ltd.                                         839,332    795,925       0.0%
*  Ruchi Soya Industries, Ltd.                               838,664    290,510       0.0%
   Rural Electrification Corp., Ltd.                         216,224    437,153       0.0%
   Sadbhav Engineering, Ltd.                                 369,912  1,557,063       0.0%
   Sanghvi Movers, Ltd.                                       32,366    134,430       0.0%
   Sanofi India, Ltd.                                         34,806  2,261,569       0.1%
   Sharda Cropchem, Ltd.                                      33,148    215,015       0.0%
   Shilpa Medicare, Ltd.                                      55,492    495,610       0.0%
   Shilpi Cable Technologies, Ltd.                            89,439    272,514       0.0%
*  Shipping Corp. of India, Ltd.                             975,179    999,966       0.0%
   Shoppers Stop, Ltd.                                        32,032    178,181       0.0%
   Shriram City Union Finance, Ltd.                           15,929    620,998       0.0%
*  Shyam Century Ferrous, Ltd.                               137,796     15,226       0.0%
   Simplex Infrastructures, Ltd.                             101,949    497,834       0.0%
   Sintex Industries, Ltd.                                 3,739,298  5,047,388       0.1%
*  SITI Cable Network, Ltd.                                1,476,323    764,630       0.0%
   SJVN, Ltd.                                              2,858,624  1,423,336       0.0%
   SKF India, Ltd.                                           128,630  2,703,028       0.1%
   Skipper, Ltd.                                               6,600     14,935       0.0%
   SML ISUZU, Ltd.                                            40,759    814,149       0.0%
   Sobha, Ltd.                                               382,591  1,623,937       0.0%
   Solar Industries India, Ltd.                              127,860  1,294,700       0.0%
   Sona Koyo Steering Systems, Ltd.                          406,619    418,373       0.0%
   Sonata Software, Ltd.                                     348,009    818,426       0.0%
   South Indian Bank, Ltd. (The)                           6,588,178  2,360,491       0.1%
   SREI Infrastructure Finance, Ltd.                       1,205,273  1,338,103       0.0%
   SRF, Ltd.                                                 194,007  5,293,416       0.1%
*  Star Ferro and Cement, Ltd.                               137,796    237,394       0.0%
   State Bank of Bikaner & Jaipur                            146,666  1,528,907       0.0%
   State Bank of Travancore                                  104,431    856,243       0.0%
*  Steel Authority of India, Ltd.                          1,001,996    780,902       0.0%
   Sterlite Technologies, Ltd.                             1,319,184  2,092,682       0.0%
   Strides Arcolab, Ltd.                                     353,724  5,526,291       0.1%
   Sun TV Network, Ltd.                                      465,140  3,814,044       0.1%
   Sundaram Finance, Ltd.                                     49,927  1,041,820       0.0%
   Sundaram-Clayton, Ltd.                                      3,890    199,130       0.0%
   Sundram Fasteners, Ltd.                                   656,684  3,174,836       0.1%
   Sunteck Realty, Ltd.                                        7,106     31,458       0.0%
   Suprajit Engineering, Ltd.                                 75,657    240,382       0.0%
   Supreme Industries, Ltd.                                  306,783  4,120,509       0.1%
   Supreme Petrochem, Ltd.                                   121,672    421,413       0.0%
   Suven Life Sciences, Ltd.                                  79,826    230,259       0.0%
*  Suzlon Energy, Ltd.                                     7,287,806  1,688,716       0.0%
   Swaraj Engines, Ltd.                                       15,706    323,870       0.0%
   Symphony, Ltd.                                             34,408    658,732       0.0%
*  Syndicate Bank                                          1,354,916  1,495,673       0.0%
   TAKE Solutions, Ltd.                                      380,390    929,785       0.0%
   Tamil Nadu Newsprint & Papers, Ltd.                       173,348    972,059       0.0%
   Tata Chemicals, Ltd.                                      600,945  4,880,204       0.1%
   Tata Communications, Ltd.                                 796,707  7,542,570       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
INDIA -- (Continued)
   Tata Elxsi, Ltd.                                           199,537 $ 3,881,037       0.1%
   Tata Global Beverages, Ltd.                              3,132,304   6,533,771       0.1%
   Tata Sponge Iron, Ltd.                                      21,337     190,700       0.0%
*  Tata Teleservices Maharashtra, Ltd.                      4,512,759     486,573       0.0%
*  TCI Express, Ltd.                                          123,000     526,721       0.0%
   Techno Electric & Engineering Co., Ltd.                    256,618   1,216,383       0.0%
   Texmaco Rail & Engineering, Ltd.                           333,325     557,096       0.0%
   Thermax, Ltd.                                              300,916   3,851,104       0.1%
   Tide Water Oil Co India, Ltd.                                2,638     246,254       0.0%
   Time Technoplast, Ltd.                                     461,614     670,960       0.0%
   Timken India, Ltd.                                         193,866   1,711,205       0.0%
   Titagarh Wagons, Ltd.                                      498,450     870,986       0.0%
   Torrent Power, Ltd.                                      1,124,547   2,925,288       0.1%
   Transport Corp. of India, Ltd.                             245,999     682,043       0.0%
   Trent, Ltd.                                                449,150   1,372,621       0.0%
*  Triveni Engineering & Industries, Ltd.                     302,068     275,810       0.0%
   Triveni Turbine, Ltd.                                      537,334   1,026,077       0.0%
   TTK Prestige, Ltd.                                          42,623   4,082,857       0.1%
   Tube Investments of India, Ltd.                            517,575   5,026,608       0.1%
*  TV18 Broadcast, Ltd.                                     4,850,693   3,270,735       0.1%
   TVS Motor Co., Ltd.                                      2,133,665  13,107,680       0.2%
*  UCO Bank                                                 1,352,675     710,555       0.0%
   Uflex, Ltd.                                                232,965   1,114,203       0.0%
   UFO Moviez India, Ltd.                                      10,481      75,633       0.0%
   Unichem Laboratories, Ltd.                                 348,803   1,510,353       0.0%
   Union Bank of India                                      1,530,702   3,358,995       0.1%
*  Unitech, Ltd.                                           12,950,453   1,188,832       0.0%
   UPL, Ltd.                                                  206,926   2,153,578       0.0%
   V-Guard Industries, Ltd.                                   973,690   3,077,835       0.1%
   VA Tech Wabag, Ltd.                                        268,108   2,038,406       0.0%
   Vakrangee, Ltd.                                            933,077   3,522,956       0.1%
   Vardhman Textiles, Ltd.                                    169,995   2,893,944       0.1%
   Vesuvius India, Ltd.                                         1,802      32,151       0.0%
*  Videocon Industries, Ltd.                                  981,282   1,529,487       0.0%
*  Vijaya Bank                                              2,025,328   1,329,235       0.0%
   Vinati Organics, Ltd.                                       17,547     155,050       0.0%
   VIP Industries, Ltd.                                       835,829   1,829,482       0.0%
   Voltas, Ltd.                                             1,331,035   7,676,902       0.1%
   VST Industries, Ltd.                                        26,993     953,564       0.0%
   VST Tillers Tractors, Ltd.                                   2,474      71,803       0.0%
   WABCO India, Ltd.                                           25,942   2,236,489       0.0%
   Welspun Corp., Ltd.                                        803,609     866,076       0.0%
*  Welspun Enterprises, Ltd.                                  423,792     405,698       0.0%
   Welspun India, Ltd.                                      2,255,859   1,975,205       0.0%
   Wheels India, Ltd.                                           1,361      26,352       0.0%
*  Whirlpool of India, Ltd.                                    44,021     754,509       0.0%
*  Wockhardt, Ltd.                                            192,217   2,506,478       0.1%
   Wonderla Holidays, Ltd.                                      7,593      45,156       0.0%
   Zensar Technologies, Ltd.                                  122,278   1,697,201       0.0%
*  Zuari Agro Chemicals, Ltd.                                  16,783      60,417       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                             SHARES      VALUE++    OF NET ASSETS**
                                                           ----------- ------------ ---------------
INDIA -- (Continued)
   Zydus Wellness, Ltd.                                        109,622 $  1,441,433       0.0%
                                                                       ------------      ----
TOTAL INDIA                                                             832,255,002      15.1%
                                                                       ------------      ----
INDONESIA -- (3.3%)
   Ace Hardware Indonesia Tbk PT                            55,426,300    3,628,466       0.1%
   Acset Indonusa Tbk PT                                        65,000       15,406       0.0%
   Adaro Energy Tbk PT                                       1,664,300      202,047       0.0%
   Adhi Karya Persero Tbk PT                                30,152,288    5,236,835       0.1%
*  Agung Podomoro Land Tbk PT                               87,141,500    1,922,729       0.0%
   AKR Corporindo Tbk PT                                     4,870,300    2,643,753       0.1%
*  Alam Sutera Realty Tbk PT                                96,434,500    3,310,880       0.1%
*  Aneka Tambang Persero Tbk PT                            101,224,438    6,947,234       0.1%
   Arwana Citramulia Tbk PT                                 29,196,500    1,364,535       0.0%
   Asahimas Flat Glass Tbk PT                                  983,000      506,768       0.0%
   Astra Agro Lestari Tbk PT                                   628,100      733,866       0.0%
   Astra Graphia Tbk PT                                      2,211,000      340,930       0.0%
*  Asuransi Kresna Mitra Tbk PT                                347,600       11,936       0.0%
*  Bakrie and Brothers Tbk PT                              177,337,600      679,559       0.0%
*  Bakrie Sumatera Plantations Tbk PT                       48,428,800      185,579       0.0%
*  Bakrie Telecom Tbk PT                                    80,514,398       61,706       0.0%
*  Bakrieland Development Tbk PT                            49,062,573      188,008       0.0%
   Bank Bukopin Tbk                                         38,103,466    2,014,526       0.1%
*  Bank Maybank Indonesia Tbk PT                               464,100       13,023       0.0%
*  Bank Pan Indonesia Tbk PT                                22,715,500    1,391,776       0.0%
   Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT     32,686,900    3,982,941       0.1%
   Bank Pembangunan Daerah Jawa Timur Tbk PT                13,573,400      556,340       0.0%
*  Bank Permata Tbk PT                                      22,093,600      974,224       0.0%
   Bank Tabungan Negara Persero Tbk PT                      63,983,449    9,358,823       0.2%
*  Bank Tabungan Pensiunan Nasional Tbk PT                     149,700       32,908       0.0%
*  Bank Windu Kentjana International Tbk                     8,745,800      117,549       0.0%
*  Barito Pacific Tbk PT                                    11,454,200    1,246,582       0.0%
   Bekasi Fajar Industrial Estate Tbk PT                    43,809,700    1,045,701       0.0%
*  Benakat Integra Tbk PT                                  144,968,700      555,643       0.0%
*  Berau Coal Energy Tbk PT                                 40,089,600       47,239       0.0%
*  Berlian Laju Tanker Tbk PT                               35,106,366           --       0.0%
   BISI International Tbk PT                                15,950,900    2,442,297       0.1%
   Blue Bird Tbk PT                                          1,196,300      256,546       0.0%
*  Bumi Resources Tbk PT                                    70,558,100    1,157,187       0.0%
*  Bumi Teknokultura Unggul Tbk PT                           4,866,900      354,779       0.0%
   Catur Sentosa Adiprana Tbk PT                             2,970,000      114,925       0.0%
   Ciputra Development Tbk PT                               70,678,997    8,553,078       0.2%
   Ciputra Property Tbk PT                                  34,358,452    2,003,056       0.1%
   Ciputra Surya Tbk PT                                      8,092,953    1,888,315       0.0%
*  Citra Marga Nusaphala Persada Tbk PT                     15,462,675    1,797,306       0.0%
*  Clipan Finance Indonesia Tbk PT                           1,482,000       28,411       0.0%
*  Darma Henwa Tbk PT                                       44,204,800      189,720       0.0%
*  Davomas Abadi Tbk PT                                     11,631,700           --       0.0%
*  Delta Dunia Makmur Tbk PT                                15,842,900      580,645       0.0%
   Dharma Satya Nusantara Tbk PT                             1,751,000       53,417       0.0%
*  Eagle High Plantations Tbk PT                            94,267,600    1,377,976       0.0%
   Elnusa Tbk PT                                            37,533,200    1,299,901       0.0%
*  Energi Mega Persada Tbk PT                              235,782,700      903,521       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
INDONESIA -- (Continued)
   Erajaya Swasembada Tbk PT                                13,155,200 $  659,563       0.0%
*  Eureka Prima Jakarta Tbk PT                              11,597,800     87,157       0.0%
*  Ever Shine Textile Tbk PT                                 3,654,640     31,090       0.0%
   Fajar Surya Wisesa Tbk PT                                   725,900    161,830       0.0%
*  Gajah Tunggal Tbk PT                                     18,306,100  1,750,258       0.0%
*  Garuda Indonesia Persero Tbk PT                          38,797,149  1,117,714       0.0%
   Global Mediacom Tbk PT                                   39,701,000  2,583,482       0.1%
*  Hanson International Tbk PT                             271,438,900  2,909,263       0.1%
*  Harum Energy Tbk PT                                       8,643,000  1,316,228       0.0%
   Hexindo Adiperkasa Tbk PT                                   508,500    131,284       0.0%
   Holcim Indonesia Tbk PT                                   6,399,300    473,255       0.0%
   Indah Kiat Pulp & Paper Corp. Tbk PT                     22,194,700  1,803,203       0.0%
*  Indika Energy Tbk PT                                      6,817,000    342,432       0.0%
   Indo Tambangraya Megah Tbk PT                             3,117,200  3,421,396       0.1%
*  Indo-Rama Synthetics Tbk PT                                 135,700      7,754       0.0%
   Indomobil Sukses Internasional Tbk PT                        33,000      3,340       0.0%
   Industri Jamu Dan Farmasi Sido Muncul Tbk PT             14,495,400    626,843       0.0%
*  Inovisi Infracom Tbk PT                                   1,806,467      3,037       0.0%
   Intiland Development Tbk PT                              64,223,432  2,831,962       0.1%
   Japfa Comfeed Indonesia Tbk PT                           41,464,200  5,984,075       0.1%
   Jaya Real Property Tbk PT                                10,131,400    701,484       0.0%
*  Kawasan Industri Jababeka Tbk PT                        166,302,079  3,822,601       0.1%
*  Krakatau Steel Persero Tbk PT                            26,049,500  1,317,661       0.0%
   Link Net Tbk PT                                           3,114,700  1,193,385       0.0%
*  Lippo Cikarang Tbk PT                                     4,298,600  1,993,141       0.0%
   Lippo Karawaci Tbk PT                                    37,267,500  2,577,899       0.1%
*  Malindo Feedmill Tbk PT                                   7,226,400  1,004,879       0.0%
   Matahari Putra Prima Tbk PT                              10,331,828  1,427,862       0.0%
*  Medco Energi Internasional Tbk PT                        14,956,600  1,498,015       0.0%
   Media Nusantara Citra Tbk PT                              7,213,500  1,160,254       0.0%
*  Mitra Adiperkasa Tbk PT                                   7,927,400  3,341,168       0.1%
   Mitra Pinasthika Mustika Tbk PT                           4,326,800    242,655       0.0%
*  MNC Investama Tbk PT                                    180,626,800  1,909,345       0.0%
*  MNC Sky Vision Tbk PT                                     1,540,200    116,277       0.0%
*  Modernland Realty Tbk PT                                 83,602,800  2,345,464       0.1%
*  Multipolar Tbk PT                                        62,638,500  1,831,162       0.0%
*  Multistrada Arah Sarana Tbk PT                            6,288,800     92,774       0.0%
   Nippon Indosari Corpindo Tbk PT                          17,649,400  2,238,925       0.1%
*  Nirvana Development Tbk PT                               16,367,300    122,996       0.0%
*  Nusantara Infrastructure Tbk PT                         118,938,800  1,212,678       0.0%
   Pabrik Kertas Tjiwi Kimia Tbk PT                          1,245,900     75,832       0.0%
*  Pacific Strategic Financial Tbk PT                        8,023,600    159,754       0.0%
   Pakuwon Jati Tbk PT                                       8,341,500    460,235       0.0%
   Pan Brothers Tbk PT                                      38,227,100  1,271,088       0.0%
*  Panin Financial Tbk PT                                  180,348,000  2,639,762       0.1%
   Panin Sekuritas Tbk PT                                       31,500      9,058       0.0%
*  Paninvest Tbk PT                                          8,124,500    435,808       0.0%
   Pembangunan Perumahan Persero Tbk PT                     17,817,900  5,619,435       0.1%
   Perusahaan Perkebunan London Sumatra Indonesia Tbk PT    35,168,600  4,106,338       0.1%
   PP Properti Tbk PT                                       10,387,000  1,076,462       0.0%
   Ramayana Lestari Sentosa Tbk PT                          36,237,000  3,803,492       0.1%
   Resource Alam Indonesia Tbk PT                              491,200     57,514       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                             SHARES      VALUE++    OF NET ASSETS**
                                                           ----------- ------------ ---------------
INDONESIA -- (Continued)
   Salim Ivomas Pratama Tbk PT                              35,689,900 $  1,367,579       0.0%
   Samindo Resources Tbk PT                                    419,450       22,502       0.0%
   Sampoerna Agro PT                                         6,143,100      901,323       0.0%
   Sawit Sumbermas Sarana Tbk PT                            34,100,400    3,972,119       0.1%
*  Sekawan Intipratama Tbk PT                                9,367,900        7,180       0.0%
   Selamat Sempurna Tbk PT                                   5,514,200    1,916,211       0.0%
   Semen Baturaja Persero Tbk PT                            26,614,600    4,025,746       0.1%
   Sentul City Tbk PT                                      270,892,300    1,890,045       0.0%
*  Sigmagold Inti Perkasa Tbk PT                            18,070,700      157,883       0.0%
*  Siloam International Hospitals Tbk PT                     2,491,600    1,982,031       0.0%
*  Sinar Mas Agro Resources & Technology Tbk PT              1,037,460      358,490       0.0%
   Sri Rejeki Isman Tbk PT                                 117,436,931    2,284,626       0.1%
   Steel Pipe Industry of Indonesia PT                       5,809,800      106,030       0.0%
*  Sugih Energy Tbk PT                                     162,320,200      622,012       0.0%
   Summarecon Agung Tbk PT                                  33,005,364    4,169,270       0.1%
*  Surabaya Agung Industri Pulp & Kertas Tbk PT                 64,500           --       0.0%
*  Surya Dumai Industries Tbk                                3,298,500           --       0.0%
   Surya Semesta Internusa Tbk PT                           41,987,600    1,816,207       0.0%
*  Suryainti Permata Tbk PT                                  7,252,000           --       0.0%
   Tambang Batubara Bukit Asam Persero Tbk PT                5,646,500    5,152,177       0.1%
   Tempo Scan Pacific Tbk PT                                 1,225,200      201,835       0.0%
*  Texmaco Jaya Tbk PT                                          93,000           --       0.0%
*  Tiga Pilar Sejahtera Food Tbk                            19,616,600    3,123,445       0.1%
   Timah Persero Tbk PT                                     33,440,314    2,383,132       0.1%
   Tiphone Mobile Indonesia Tbk PT                          22,344,300    1,189,828       0.0%
   Total Bangun Persada Tbk PT                              16,441,300    1,088,172       0.0%
   Tower Bersama Infrastructure Tbk PT                         563,600      258,003       0.0%
   Trias Sentosa Tbk PT                                     34,049,500      628,711       0.0%
*  Trimegah Securities Tbk PT                                1,374,300        7,053       0.0%
*  Truba Alam Manunggal Engineering PT                      21,316,500       16,337       0.0%
   Tunas Baru Lampung Tbk PT                                15,826,700    1,358,347       0.0%
   Tunas Ridean Tbk PT                                      12,965,700    1,390,758       0.0%
*  Ultrajaya Milk Industry & Trading Co. Tbk PT              3,657,400    1,328,008       0.0%
*  Unggul Indah Cahaya Tbk PT                                   48,239        6,182       0.0%
*  Vale Indonesia Tbk PT                                    18,821,900    3,924,810       0.1%
*  Visi Media Asia Tbk PT                                   55,056,100    1,071,066       0.0%
   Wijaya Karya Beton Tbk PT                                16,220,900    1,104,731       0.0%
   Wijaya Karya Persero Tbk PT                              16,460,000    3,242,103       0.1%
*  XL Axiata Tbk PT                                          1,910,500      322,125       0.0%
                                                                       ------------       ---
TOTAL INDONESIA                                                         201,825,238       3.6%
                                                                       ------------       ---
MALAYSIA -- (3.9%)
   7-Eleven Malaysia Holdings Bhd Class B                      574,000      238,044       0.0%
*  Adventa Bhd                                                   4,600          828       0.0%
#  Aeon Co. M Bhd                                            4,094,700    2,758,670       0.1%
#  Aeon Credit Service M Bhd                                   150,000      526,816       0.0%
   Affin Holdings Bhd                                        1,512,020      792,502       0.0%
#  AirAsia Bhd                                               5,660,200    3,736,958       0.1%
#* AirAsia X Bhd                                             9,543,100      955,011       0.0%
   Ajinomoto Malaysia Bhd                                       15,200       49,238       0.0%
#* Alam Maritim Resources Bhd                                3,698,500      228,678       0.0%
   Alliance Financial Group Bhd                                701,200      667,018       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
MALAYSIA -- (Continued)
   Allianz Malaysia Bhd                                        64,200 $  155,121       0.0%
   Amway Malaysia Holdings Bhd                                399,300    779,812       0.0%
#  Ann Joo Resources Bhd                                      787,050    397,751       0.0%
*  Anson Perdana Bhd                                           10,000         --       0.0%
   APM Automotive Holdings Bhd                                256,900    207,203       0.0%
*  Barakah Offshore Petroleum Bhd                           1,884,200    305,021       0.0%
   Benalec Holdings Bhd                                     6,159,000    564,736       0.0%
   Berjaya Assets Bhd                                         848,300    161,765       0.0%
   Berjaya Auto Bhd                                         4,053,800  2,201,417       0.1%
   Berjaya Corp. Bhd                                       26,060,900  2,017,890       0.1%
   Berjaya Food Bhd                                           152,600     64,685       0.0%
*  Berjaya Land Bhd                                         3,734,000    534,380       0.0%
   Berjaya Sports Toto Bhd                                  2,392,667  1,819,351       0.0%
   BIMB Holdings Bhd                                        1,170,808  1,228,359       0.0%
   Bina Darulaman Bhd                                         195,000     30,663       0.0%
   Bintulu Port Holdings Bhd                                   25,900     41,581       0.0%
   BLD Plantation Bhd                                          21,400     43,667       0.0%
   Bonia Corp. Bhd                                          1,427,000    210,927       0.0%
#  Boustead Holdings Bhd                                    2,286,428  1,193,452       0.0%
#  Boustead Plantations Bhd                                   336,400    119,427       0.0%
#* Bumi Armada Bhd                                         13,382,700  2,243,971       0.1%
#  Bursa Malaysia Bhd                                       3,739,900  7,709,488       0.2%
#  Cahya Mata Sarawak Bhd                                   3,362,500  3,078,186       0.1%
   Can-One Bhd                                                435,800    358,081       0.0%
#  Carlsberg Brewery Malaysia Bhd Class B                   1,150,900  3,998,989       0.1%
*  Carotech Bhd                                               230,650        220       0.0%
   CB Industrial Product Holding Bhd                        2,940,340  1,393,696       0.0%
   Chin Teck Plantations Bhd                                   33,000     61,752       0.0%
   Coastal Contracts Bhd                                    2,541,666    926,415       0.0%
   Crescendo Corp. Bhd                                         19,900      7,164       0.0%
   CSC Steel Holdings Bhd                                     555,500    277,956       0.0%
   Cypark Resources Bhd                                     1,253,500    665,946       0.0%
*  D&O Green Technologies Bhd                                 149,900     11,957       0.0%
   Daibochi Plastic & Packaging Industry Bhd                  110,880     58,098       0.0%
#  Datasonic Group Bhd                                      3,340,500  1,138,129       0.0%
*  Datuk Keramik Holdings Bhd                                  24,000         --       0.0%
*  Daya Materials Bhd                                      12,728,700    197,075       0.0%
#* Dayang Enterprise Holdings Bhd                           2,789,596    570,154       0.0%
*  Destinii Bhd                                               466,400     95,054       0.0%
   DKSH Holdings Malaysia Bhd                                 119,000    176,962       0.0%
   DRB-Hicom Bhd                                            8,799,100  2,663,036       0.1%
   Dutch Lady Milk Industries Bhd                             136,700  1,913,234       0.1%
#  Eastern & Oriental Bhd                                   7,220,347  2,701,955       0.1%
*  Eco World Development Group Bhd                          3,417,300  1,106,983       0.0%
   Econpile Holldings Bhd                                     473,200    217,558       0.0%
   Ekovest BHD                                                339,200    176,899       0.0%
#  Evergreen Fibreboard Bhd                                 5,840,550  1,461,542       0.0%
   FAR East Holdings Bhd                                       61,500    115,079       0.0%
   Felda Global Ventures Holdings Bhd                       3,643,500  1,744,803       0.0%
*  Fountain View Development Bhd                              808,200         --       0.0%
   Gadang Holdings Bhd                                        646,200    436,926       0.0%
   Gas Malaysia Bhd                                           409,200    250,611       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
MALAYSIA -- (Continued)
   GD Express Carrier Bhd                                      49,286 $   19,844       0.0%
   George Kent Malaysia Bhd                                   343,500    203,004       0.0%
   Global Oriental Bhd                                        766,800     59,402       0.0%
#  Globetronics Technology Bhd                              1,817,860  1,581,036       0.0%
   Glomac Bhd                                               2,854,800    525,680       0.0%
*  Golden Plus Holding Bhd                                    216,000         --       0.0%
   Goldis Bhd                                                 604,277    375,207       0.0%
   GuocoLand Malaysia Bhd                                   1,535,500    442,089       0.0%
   Hai-O Enterprise Bhd                                       694,080    661,711       0.0%
#  HAP Seng Consolidated Bhd                                2,021,140  3,755,048       0.1%
   Hap Seng Plantations Holdings Bhd                        1,606,900    926,532       0.0%
#  Heineken Malaysia Bhd                                      871,100  3,566,480       0.1%
   HeveaBoard Bhd                                             343,200    110,258       0.0%
   Hiap Teck Venture Bhd                                      999,700     82,066       0.0%
*  Hibiscus Petroleum Bhd                                     381,400     26,723       0.0%
#  Hock Seng LEE BHD                                        1,539,316    638,669       0.0%
#  Hong Leong Industries Bhd                                  707,800  1,682,637       0.0%
   Hovid Bhd                                                3,670,800    332,362       0.0%
   Hua Yang Bhd                                             1,953,866    567,830       0.0%
#  Hume Industries Bhd                                        281,872    214,377       0.0%
   Hup Seng Industries Bhd                                  1,433,633    423,868       0.0%
   I-Bhd                                                    2,682,700    399,407       0.0%
   IFCA MSC Bhd                                             2,812,900    287,771       0.0%
   IJM Plantations Bhd                                      1,755,200  1,549,398       0.0%
#  Inari Amertron Bhd                                       3,744,265  2,990,002       0.1%
   Inch Kenneth Kajang Rubber P.L.C.                        1,045,300    172,456       0.0%
   Insas Bhd                                                5,151,681    895,814       0.0%
*  Iris Corp. Bhd                                          12,817,700    503,633       0.0%
#* Iskandar Waterfront City Bhd                             3,063,100    663,336       0.0%
*  JAKS Resources Bhd                                       3,430,900    850,527       0.0%
   Jaya Tiasa Holdings Bhd                                  2,906,327    961,416       0.0%
#  JCY International Bhd                                    3,967,600    496,035       0.0%
*  K&N Kenanga Holdings Bhd                                 1,871,360    216,355       0.0%
#  Karex Bhd                                                1,586,049    921,735       0.0%
   Keck Seng Malaysia Bhd                                     847,250    969,237       0.0%
   Kian JOO CAN Factory Bhd                                 1,818,380  1,218,089       0.0%
   Kim Loong Resources Bhd                                    308,960    242,912       0.0%
#  Kimlun Corp. Bhd                                           684,174    346,912       0.0%
#* KNM Group Bhd                                           16,121,380  1,532,323       0.0%
#  Kossan Rubber Industries                                 4,046,900  6,509,601       0.1%
#  KPJ Healthcare Bhd                                       6,462,625  6,470,417       0.1%
*  Kretam Holdings Bhd                                      3,550,900    452,556       0.0%
#  KSL Holdings Bhd                                         5,205,118  1,376,416       0.0%
*  Kumpulan Europlus Bhd                                      406,000     86,557       0.0%
   Kumpulan Fima Bhd                                          880,850    377,717       0.0%
   Kumpulan Perangsang Selangor Bhd                         2,341,100    741,252       0.0%
*  Kwantas Corp. Bhd                                          380,200    135,218       0.0%
   Lafarge Malaysia Bhd                                         6,100     11,769       0.0%
   Land & General Bhd                                       8,740,800    781,227       0.0%
*  Landmarks Bhd                                            1,775,200    321,189       0.0%
#  LBS Bina Group Bhd                                       2,747,700  1,139,727       0.0%
   Lingkaran Trans Kota Holdings Bhd                        1,014,000  1,425,172       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
MALAYSIA -- (Continued)
*  Lion Industries Corp. Bhd                                  145,500 $   14,590       0.0%
#  LPI Capital Bhd                                            215,670    864,634       0.0%
   Magni-Tech Industries Bhd                                   23,600     23,735       0.0%
#  Magnum Bhd                                               4,584,300  2,523,188       0.1%
   Mah Sing Group Bhd                                      12,864,787  4,687,082       0.1%
   Malayan Flour Mills Bhd                                  1,751,450    604,915       0.0%
   Malaysia Building Society Bhd                            8,705,162  1,897,759       0.1%
#* Malaysia Marine and Heavy Engineering Holdings Bhd       3,177,300    755,476       0.0%
#* Malaysian Bulk Carriers Bhd                              2,970,000    533,977       0.0%
#  Malaysian Pacific Industries Bhd                           782,313  1,474,615       0.0%
#  Malaysian Resources Corp. Bhd                           11,294,249  3,631,697       0.1%
   Malton Bhd                                                 930,100    144,214       0.0%
*  Mancon Bhd                                                  12,000         --       0.0%
   Matrix Concepts Holdings Bhd                             2,150,067  1,327,181       0.0%
#  MBM Resources Bhd                                        1,460,796    894,171       0.0%
   Media Chinese International, Ltd.                        3,771,300    615,224       0.0%
   Media Prima Bhd                                          7,456,803  2,135,013       0.1%
   Mega First Corp. Bhd                                       556,300    306,397       0.0%
*  Mems Technology Bhd                                      1,917,000         --       0.0%
#  Mitrajaya Holdings Bhd                                   2,130,500    695,276       0.0%
   MK Land Holdings Bhd                                     3,019,200    216,101       0.0%
#  MKH Bhd                                                  1,776,790  1,173,637       0.0%
   MMC Corp. Bhd                                              427,200    243,577       0.0%
*  MNRB Holdings Bhd                                          822,500    619,466       0.0%
#* MPHB Capital Bhd                                         1,265,200    400,857       0.0%
*  Mudajaya Group Bhd                                       2,123,966    490,468       0.0%
   Muhibbah Engineering M Bhd                               3,331,650  1,824,426       0.0%
#* Mulpha International Bhd                                15,624,800    781,583       0.0%
#  My EG Services Bhd                                      13,131,900  7,624,306       0.2%
#* Naim Holdings Bhd                                        1,751,900    647,712       0.0%
*  Nikko Electronics Bhd                                       36,600         --       0.0%
   NTPM Holdings Bhd                                          640,000    128,108       0.0%
   OCK Group Bhd                                            1,075,300    208,781       0.0%
   Oldtown Bhd                                              2,211,650  1,032,744       0.0%
   Oriental Holdings Bhd                                      240,900    400,258       0.0%
   OSK Holdings Bhd                                         5,407,570  1,947,254       0.1%
   Pacific & Orient Bhd                                       205,000     63,519       0.0%
#  Padini Holdings Bhd                                      4,458,400  3,006,742       0.1%
   Panasonic Manufacturing Malaysia Bhd                       157,684  1,390,436       0.0%
*  Panglobal Bhd                                               14,000         --       0.0%
   Pantech Group Holdings Bhd                               1,685,109    222,757       0.0%
   Paramount Corp. Bhd                                        410,525    140,644       0.0%
#* Parkson Holdings Bhd                                     4,700,647    845,781       0.0%
*  Perisai Petroleum Teknologi Bhd                          8,013,100     76,313       0.0%
#  PESTECH International Bhd                                  924,200    372,302       0.0%
   Petron Malaysia Refining & Marketing Bhd                    28,100     28,322       0.0%
#  Pharmaniaga Bhd                                            709,060    937,930       0.0%
   Pie Industrial Bhd                                         932,100    433,393       0.0%
   Pos Malaysia Bhd                                         3,078,300  2,935,030       0.1%
   Power Root Bhd                                             189,500     94,315       0.0%
#  Press Metal Bhd                                          3,826,700  3,976,080       0.1%
#  Prestariang Bhd                                          2,146,600  1,150,539       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
MALAYSIA -- (Continued)
*  Prime Utilities Bhd                                          3,000 $       --       0.0%
   Protasco Bhd                                             1,993,000    755,573       0.0%
#  Puncak Niaga Holdings Bhd                                1,730,720    448,851       0.0%
   QL Resources Bhd                                         3,995,330  4,209,797       0.1%
#* Rimbunan Sawit Bhd                                       3,525,300    428,359       0.0%
#  Salcon Bhd                                               6,443,600    944,030       0.0%
   Sam Engineering & Equipment M Bhd                           19,300     31,534       0.0%
   Sarawak Cable Bhd                                          405,600    122,647       0.0%
   Sarawak Oil Palms Bhd                                      506,260    447,376       0.0%
   Scicom MSC Bhd                                              24,100     12,386       0.0%
#  Scientex Bhd                                             1,593,924  2,475,528       0.1%
*  Scomi Energy Services Bhd                                1,180,400     46,508       0.0%
*  Scomi Group Bhd                                         10,376,100    283,073       0.0%
   SEG International Bhd                                       85,100     22,505       0.0%
   Selangor Dredging Bhd                                    1,118,200    231,550       0.0%
   Selangor Properties Bhd                                    217,400    259,142       0.0%
   Shangri-La Hotels Malaysia Bhd                             418,700    524,604       0.0%
*  Shell Refining Co. Federation of Malaya Bhd                 24,000     17,445       0.0%
   SHL Consolidated Bhd                                       246,000    173,578       0.0%
#  SKP Resources Bhd                                        1,662,500    534,715       0.0%
#  Star Media Group Bhd                                     2,042,700  1,226,553       0.0%
#* Sumatec Resources Bhd                                    9,919,300    152,726       0.0%
   Sunway Bhd                                               3,713,160  2,761,527       0.1%
   Sunway Construction Group Bhd                              419,336    166,946       0.0%
#  Supermax Corp. Bhd                                       5,273,400  2,726,201       0.1%
   Suria Capital Holdings Bhd                                 699,800    346,750       0.0%
#  Syarikat Takaful Malaysia Bhd                            2,576,100  2,606,676       0.1%
   Symphony Life Bhd                                          583,326     94,575       0.0%
   Ta Ann Holdings Bhd                                      1,719,789  1,447,794       0.0%
#  TA Enterprise Bhd                                       10,182,800  1,163,776       0.0%
   TA Global Bhd                                            9,613,540    503,784       0.0%
*  Talam Transform Bhd                                      5,646,800     52,240       0.0%
#  Taliworks Corp. Bhd                                      1,682,350    612,772       0.0%
   Tambun Indah Land Bhd                                    1,602,800    568,993       0.0%
#  TAN Chong Motor Holdings Bhd                             1,992,000    905,559       0.0%
*  Tanjung Offshore Bhd                                       164,800     12,128       0.0%
   Tasek Corp. Bhd                                             86,800    298,721       0.0%
#  TDM Bhd                                                  8,175,800  1,352,932       0.0%
#* TH Plantations Bhd                                       1,665,860    448,527       0.0%
#  Time dotCom Bhd                                          2,063,588  3,936,647       0.1%
   Tiong NAM Logistics Holdings                             1,707,100    691,323       0.0%
   TMC Life Sciences Bhd                                      356,400     80,281       0.0%
#  Top Glove Corp. Bhd                                      4,558,020  5,374,837       0.1%
   Tropicana Corp. Bhd                                      4,391,146  1,063,737       0.0%
#  TSH Resources Bhd                                        4,162,900  1,905,145       0.1%
#  Tune Protect Group Bhd                                   3,784,000  1,405,350       0.0%
   Uchi Technologies Bhd                                    1,848,100    783,509       0.0%
#  UEM Edgenta Bhd                                          3,056,000  2,442,440       0.1%
#  UEM Sunrise Bhd                                         10,750,100  2,864,659       0.1%
   UMW Holdings Bhd                                           104,400    147,899       0.0%
#* UMW Oil & Gas Corp. Bhd                                  5,300,100  1,070,110       0.0%
   Unisem M Bhd                                             3,949,890  2,398,105       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
MALAYSIA -- (Continued)
   United Malacca Bhd                                        396,150 $    526,079       0.0%
   United Plantations Bhd                                    435,200    2,893,190       0.1%
   United U-Li Corp. Bhd                                     613,900      546,102       0.0%
#  UOA Development Bhd                                     4,447,600    2,727,740       0.1%
#* Uzma Bhd                                                  900,800      358,970       0.0%
   ViTrox Corp. Bhd                                           13,200       11,733       0.0%
*  Vivocom International Holdings Bhd                        941,900       37,008       0.0%
#  VS Industry Bhd                                         6,195,630    2,094,638       0.1%
#  Wah Seong Corp. Bhd                                     2,769,369      566,843       0.0%
#  WCT Holdings Bhd                                        7,695,299    3,114,349       0.1%
   Wellcall Holdings Bhd                                   1,993,800      931,698       0.0%
   Wing Tai Malaysia Bhd                                   1,065,150      273,682       0.0%
   WTK Holdings Bhd                                        2,688,000      691,756       0.0%
#  Yinson Holdings Bhd                                     1,866,900    1,392,605       0.0%
*  YNH Property Bhd                                        3,632,788    1,353,242       0.0%
   YTL Corp. Bhd                                           1,018,333      386,096       0.0%
*  YTL Land & Development Bhd                              1,204,600      167,749       0.0%
   Zhulian Corp. Bhd                                         905,033      295,336       0.0%
                                                                     ------------       ---
TOTAL MALAYSIA                                                        237,523,653       4.3%
                                                                     ------------       ---
MEXICO -- (3.1%)
   Alpek S.A.B. de C.V.                                    3,571,730    5,317,628       0.1%
#  Alsea S.A.B. de C.V.                                    6,071,804   22,654,019       0.4%
#* Axtel S.A.B. de C.V.                                    7,758,264    1,916,888       0.0%
#  Banregio Grupo Financiero S.A.B. de C.V.                2,236,173   14,657,398       0.3%
*  Bio Pappel S.A.B. de C.V.                                 500,354      656,514       0.0%
#  Bolsa Mexicana de Valores S.A.B. de C.V.                4,824,428    7,721,229       0.1%
*  Cia Minera Autlan S.A.B. de C.V. Series B                   6,856        2,688       0.0%
#  Consorcio ARA S.A.B. de C.V. Series *                   8,857,727    3,350,762       0.1%
*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR     136,591    2,610,254       0.1%
*  Controladora Vuela Cia de Aviacion S.A.B. de C.V.
   Class A                                                   751,769    1,436,638       0.0%
*  Corp Interamericana de Entretenimiento S.A.B. de C.V.
   Class B                                                   960,372      914,592       0.0%
   Corp. Actinver S.A.B. de C.V.                             187,852      133,080       0.0%
#  Corp. Inmobiliaria Vesta S.A.B. de C.V.                 5,109,468    7,723,269       0.1%
*  Corp. Mexicana de Restaurantes S.A.B. de C.V.               1,323          566       0.0%
   Corp. Moctezuma S.A.B. de C.V. Series *                   861,300    2,709,306       0.1%
   Corporativo Fragua S.A.B. de C.V.                               3           34       0.0%
   Corporativo GBM S.A.B. de C.V.                             22,477       17,517       0.0%
#  Credito Real S.A.B. de C.V. SOFOM ER                    1,265,645    2,325,583       0.1%
   Cydsa S.A.B. de C.V.                                        3,875        4,868       0.0%
*  Desarrolladora Homex S.A.B. de C.V.                       297,848       29,941       0.0%
*  Empaques Ponderosa S.A. de C.V.                           206,000           --       0.0%
#* Empresas ICA S.A.B. de C.V.                             2,446,496      396,078       0.0%
*  Financiera Independencia S.A.B. de C.V. SOFOM ENR          62,171       12,170       0.0%
#* Genomma Lab Internacional S.A.B. de C.V. Class B        7,465,092    8,957,636       0.2%
   Gentera S.A.B. de C.V.                                  7,327,998   14,453,614       0.3%
#* Grupo Aeromexico S.A.B. de C.V.                         2,880,666    5,665,010       0.1%
#  Grupo Aeroportuario del Centro Norte S.A.B. de C.V.     2,202,376   12,852,340       0.2%
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR         2,587      249,982       0.0%
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B    230,281    3,666,026       0.1%
   Grupo Cementos de Chihuahua S.A.B. de C.V.                818,100    2,629,468       0.1%
#  Grupo Comercial Chedraui S.A. de C.V.                   2,709,861    6,027,330       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
MEXICO -- (Continued)
#  Grupo Elektra S.A.B. de C.V.                                13,970 $    193,308       0.0%
#* Grupo Famsa S.A.B. de C.V. Class A                       2,699,175    1,169,581       0.0%
#  Grupo Financiero Interacciones SA de C.V. Class O          706,913    3,459,576       0.1%
#  Grupo Herdez S.A.B. de C.V. Series *                     1,940,274    4,699,526       0.1%
   Grupo Industrial Maseca S.A.B. de C.V. Class B             592,181      720,292       0.0%
   Grupo Industrial Saltillo S.A.B. de C.V.                   280,066      560,991       0.0%
   Grupo KUO S.A.B. de C.V. Series B                          758,658    1,505,194       0.0%
*  Grupo Pochteca S.A.B. de C.V.                              585,177      284,214       0.0%
*  Grupo Posadas S.A.B. de C.V.                               198,900      499,170       0.0%
*  Grupo Qumma SA de C.V. Series B                            105,334           --       0.0%
#  Grupo Rotoplas S.A.B. de C.V.                               72,647      114,499       0.0%
   Grupo Sanborns S.A.B. de C.V.                              423,797      527,140       0.0%
#* Grupo Simec S.A.B. de C.V. Series B                      1,622,050    5,670,867       0.1%
*  Grupo Simec S.A.B. de C.V. Sponsored ADR                     5,180       54,545       0.0%
*  Grupo Sports World S.A.B. de C.V.                          583,706      521,911       0.0%
#* Hoteles City Express S.A.B. de C.V.                        874,421      898,894       0.0%
   Industrias Bachoco S.A.B. de C.V. Series B               1,340,394    5,922,951       0.1%
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR             36,780    1,945,662       0.0%
#* Industrias CH S.A.B. de C.V. Series B                    2,280,755   10,775,695       0.2%
#* La Comer S.A.B. de C.V.                                  1,431,154    1,313,715       0.0%
#* Maxcom Telecomunicaciones S.A.B. de C.V.                   201,450      117,240       0.0%
   Megacable Holdings S.A.B. de C.V.                        1,429,103    5,230,694       0.1%
#* Minera Frisco S.A.B. de C.V. Class A1                    1,792,881    1,392,492       0.0%
*  OHL Mexico S.A.B. de C.V.                                3,845,479    4,512,604       0.1%
#  Organizacion Cultiba S.A.B. de C.V.                      1,165,725    1,287,164       0.0%
#  Qualitas Controladora S.A.B. de C.V.                     1,043,695    1,924,383       0.0%
#  Rassini S.A.B. de C.V.                                     118,548      550,310       0.0%
   Rassini S.A.B. De C.V. Class A                              13,050       30,283       0.0%
*  Sanluis Corp. S.A.B. de C.V.                                 4,642           --       0.0%
*  Sanluis Corp. S.A.B. de C.V. Class B                         4,642           --       0.0%
*  Sanluis Rassini S.A.P.I. de C.V. Series A                    3,300           --       0.0%
*  Savia SA Class A                                           610,700           --       0.0%
#* Telesites S.A.B. de C.V.                                 1,311,219      756,166       0.0%
#  TV Azteca S.A.B. de C.V.                                11,953,920    2,276,817       0.1%
#* Urbi Desarrollos Urbanos S.A.B. de C.V.                      2,372        2,686       0.0%
   Vitro S.A.B. de C.V. Series A                              896,390    2,952,239       0.1%
                                                                      ------------       ---
TOTAL MEXICO                                                           190,963,237       3.5%
                                                                      ------------       ---
PHILIPPINES -- (1.6%)
   A Soriano Corp.                                          3,430,211      421,360       0.0%
*  ACR Mining Corp.                                            48,205        3,341       0.0%
   Alsons Consolidated Resources, Inc.                      8,785,000      254,342       0.0%
*  Atlas Consolidated Mining & Development Corp.            6,148,000      503,659       0.0%
   Belle Corp.                                             37,835,400    2,279,600       0.1%
*  Bloomberry Resorts Corp.                                14,838,100    1,811,031       0.0%
   Cebu Air, Inc.                                           1,956,390    4,244,112       0.1%
   Cebu Holdings, Inc.                                      3,291,900      350,433       0.0%
   Century Pacific Food, Inc.                               2,668,600      920,660       0.0%
   Century Properties Group, Inc.                          26,261,151      325,222       0.0%
   China Banking Corp.                                      1,189,108      931,623       0.0%
   Cirtek Holdings Philippines Corp.                          393,700      186,978       0.0%
   COL Financial Group, Inc.                                  130,900       43,446       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ----------- ---------- ---------------
PHILIPPINES -- (Continued)
   Cosco Capital, Inc.                                      13,645,100 $2,392,480       0.1%
   D&L Industries, Inc.                                     33,384,500  7,563,463       0.1%
*  DoubleDragon Properties Corp.                             1,304,200  1,500,824       0.0%
   East West Banking Corp.                                   2,042,600    805,929       0.0%
   EEI Corp.                                                 3,744,700    556,261       0.0%
   Emperador, Inc.                                           1,121,000    167,641       0.0%
*  Empire East Land Holdings, Inc.                          19,893,000    311,785       0.0%
   Energy Development Corp.                                  8,384,100  1,021,071       0.0%
   Filinvest Development Corp.                               3,314,322    559,484       0.0%
   Filinvest Land, Inc.                                    126,433,577  4,605,133       0.1%
   First Gen Corp.                                          12,854,600  6,098,973       0.1%
   First Philippine Holdings Corp.                           2,483,420  3,555,896       0.1%
*  Global Ferronickel Holdings, Inc.                         5,573,000    140,184       0.0%
   Holcim Philippines, Inc.                                     80,600     27,655       0.0%
   Integrated Micro-Electronics, Inc.                          151,300     18,937       0.0%
   Leisure & Resorts World Corp.                             4,437,640    473,036       0.0%
*  Lepanto Consolidated Mining Co.                          43,735,455    179,890       0.0%
   Lopez Holdings Corp.                                     21,641,600  3,551,566       0.1%
   Manila Water Co., Inc.                                   10,174,400  6,357,399       0.1%
   Max's Group, Inc.                                           702,700    391,300       0.0%
*  Megawide Construction Corp.                               2,738,608    846,900       0.0%
*  Melco Crown Philippines Resorts Corp.                    13,328,700  1,183,285       0.0%
*  Metro Pacific Corp. Series A                              1,827,193         --       0.0%
   Nickel Asia Corp.                                         3,958,100    561,579       0.0%
   Pepsi-Cola Products Philippines, Inc.                    11,120,900    713,856       0.0%
   Petron Corp.                                             14,400,300  3,077,531       0.1%
   Philex Mining Corp.                                       1,516,900    257,829       0.0%
   Philippine National Bank                                  2,081,455  2,491,042       0.1%
*  Philippine National Construction Corp.                      173,000      3,283       0.0%
   Philippine Savings Bank                                     356,863    721,572       0.0%
   Philippine Stock Exchange, Inc. (The)                       121,592    640,097       0.0%
*  Philippine Townships, Inc.                                  318,732         --       0.0%
*  Philtown Properties, Inc.                                   111,562         --       0.0%
   Philweb Corp.                                             3,483,140    631,475       0.0%
   Phinma Corp.                                                131,349     30,989       0.0%
   Phinma Energy Corp.                                      13,642,000    610,785       0.0%
   Phoenix Petroleum Philippines, Inc.                         806,880     97,069       0.0%
   Premium Leisure Corp.                                    25,097,000    583,712       0.0%
   Puregold Price Club, Inc.                                 4,762,800  4,009,389       0.1%
   RFM Corp.                                                 8,856,668    787,046       0.0%
   Rizal Commercial Banking Corp.                            3,159,480  2,342,302       0.1%
   Robinsons Land Corp.                                      9,980,905  6,380,154       0.1%
   Robinsons Retail Holdings, Inc.                             555,530    886,165       0.0%
   San Miguel Pure Foods Co., Inc.                              93,790    436,094       0.0%
   Security Bank Corp.                                       1,886,288  8,586,725       0.2%
   Semirara Mining & Power Corp.                               226,310    588,694       0.0%
*  SSI Group, Inc.                                           3,206,000    182,758       0.0%
   Travellers International Hotel Group, Inc.                5,126,000    354,906       0.0%
   Union Bank of the Philippines                             1,330,721  2,059,554       0.1%
*  Universal Rightfield Property Holdings                    1,062,000         --       0.0%
*  Victorias Milling Co., Inc.                                 231,600     21,874       0.0%
   Vista Land & Lifescapes, Inc.                            48,988,400  5,288,703       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE++   OF NET ASSETS**
                                                           --------- ----------- ---------------
PHILIPPINES -- (Continued)
   Xurpas, Inc.                                            2,409,600 $   578,126       0.0%
                                                                     -----------       ---
TOTAL PHILIPPINES                                                     97,508,208       1.8%
                                                                     -----------       ---
POLAND -- (1.8%)
   AB SA                                                       1,082       9,190       0.0%
#  Action SA                                                  26,708      44,271       0.0%
   Agora SA                                                  276,756     781,321       0.0%
*  Alior Bank SA                                             279,639   3,366,570       0.1%
   Amica SA                                                   26,540   1,332,013       0.0%
*  AmRest Holdings SE                                            269      17,109       0.0%
   Apator SA                                                  59,663     440,803       0.0%
   Asseco Poland SA                                          650,977   8,701,132       0.2%
#* Bioton SA                                                 676,718   1,521,191       0.0%
*  Boryszew SA                                             1,196,385   2,445,466       0.1%
   Budimex SA                                                118,692   6,158,663       0.1%
*  CD Projekt SA                                             711,662   7,228,337       0.1%
#  Ciech SA                                                  292,289   4,767,087       0.1%
*  City Interactive SA                                        11,324      80,700       0.0%
*  ComArch SA                                                  5,311     232,700       0.0%
   Dom Development SA                                          4,673      73,729       0.0%
   Elektrobudowa SA                                            8,568     218,378       0.0%
#* Emperia Holding SA                                         93,874   1,528,733       0.0%
#* Enea SA                                                   589,128   1,509,109       0.0%
   Energa SA                                                 431,335     884,520       0.0%
   Fabryki Mebli Forte SA                                    137,407   2,568,817       0.1%
*  Famur SA                                                  379,290     423,492       0.0%
*  Farmacol SA                                                50,868     661,517       0.0%
   Firma Oponiarska Debica SA                                 30,655     782,200       0.0%
#* Getin Holding SA                                        2,682,657     786,686       0.0%
#* Getin Noble Bank SA                                       994,799     332,579       0.0%
#* Globe Trade Centre SA                                      57,086     116,717       0.0%
*  Grupa Azoty Zaklady Chemiczne Police SA                    76,751     408,807       0.0%
   Grupa Kety SA                                              69,752   6,957,858       0.1%
*  Grupa Lotos SA                                            784,239   6,799,783       0.1%
*  Impexmetal SA                                           1,029,984     716,684       0.0%
#* Integer.pl SA                                              33,143     294,316       0.0%
#  Inter Cars SA                                              37,061   2,557,315       0.1%
#* Jastrzebska Spolka Weglowa SA                             268,355   4,976,810       0.1%
   Kernel Holding SA                                         437,920   7,007,569       0.1%
#  KRUK SA                                                   114,274   6,633,271       0.1%
   LC Corp. SA                                               192,664      95,719       0.0%
   Lentex SA                                                 124,367     310,915       0.0%
#* Lubelski Wegiel Bogdanka SA                                68,724   1,219,533       0.0%
*  MCI Capital SA                                            227,344     568,496       0.0%
*  Mostostal Zabrze SA                                       425,811     128,209       0.0%
   Netia SA                                                2,702,995   3,203,728       0.1%
   Neuca SA                                                   23,850   2,373,412       0.1%
   Orbis SA                                                  132,247   2,390,424       0.1%
*  Pelion SA                                                  47,515     658,881       0.0%
   Pfleiderer Group SA                                        41,809     368,328       0.0%
*  PKP Cargo SA                                               38,560     422,290       0.0%
#* Polnord SA                                                336,162     778,619       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
POLAND -- (Continued)
#* Rafako SA                                                 307,402 $    471,735       0.0%
*  Stalexport Autostrady SA                                  282,703      251,677       0.0%
   Stalprodukt SA                                              9,296    1,066,178       0.0%
*  Synthos SA                                              1,973,682    2,388,821       0.1%
*  Tauron Polska Energia SA                                5,756,680    3,890,022       0.1%
   Trakcja SA                                                392,729    1,345,426       0.0%
*  Vistula Group SA                                        1,439,663    1,283,406       0.0%
   Warsaw Stock Exchange                                     192,404    1,918,182       0.1%
   Wawel SA                                                      697      154,391       0.0%
#  Zespol Elektrowni Patnow Adamow Konin SA                   65,319      212,376       0.0%
                                                                     ------------       ---
TOTAL POLAND                                                          108,866,211       2.0%
                                                                     ------------       ---
SOUTH AFRICA -- (7.0%)
*  Adbee Rf, Ltd.                                             30,702       79,225       0.0%
#  Adcock Ingram Holdings, Ltd.                              848,818    2,945,723       0.1%
   Adcorp Holdings, Ltd.                                     896,475      901,317       0.0%
   Advtech, Ltd.                                           3,146,875    4,065,315       0.1%
   Aeci, Ltd.                                              1,085,693    8,200,083       0.2%
*  African Bank Investments, Ltd.                          5,287,877        1,983       0.0%
   African Oxygen, Ltd.                                      858,752    1,252,510       0.0%
   African Rainbow Minerals, Ltd.                            748,241    5,421,248       0.1%
   Afrimat, Ltd.                                              48,180       98,422       0.0%
   Alexander Forbes Group Holdings, Ltd.                   1,603,209      727,908       0.0%
*  Allied Electronics Corp., Ltd. Class A                     11,849        6,124       0.0%
*  ArcelorMittal South Africa, Ltd.                        1,784,999    1,528,372       0.0%
   Ascendis Health, Ltd.                                     954,248    1,922,559       0.0%
#  Assore, Ltd.                                              221,537    2,986,824       0.1%
#  Astral Foods, Ltd.                                        458,146    4,154,772       0.1%
*  Attacq, Ltd.                                            2,736,857    3,480,474       0.1%
*  Aveng, Ltd.                                             4,254,721    2,230,675       0.0%
   AVI, Ltd.                                               3,346,741   23,508,782       0.4%
   Barloworld, Ltd.                                        2,216,736   14,318,310       0.3%
   Blue Label Telecoms, Ltd.                               3,079,450    4,655,915       0.1%
   Cashbuild, Ltd.                                           212,494    6,195,607       0.1%
   Caxton and CTP Publishers and Printers, Ltd.              313,704      306,217       0.0%
   City Lodge Hotels, Ltd.                                   325,097    3,525,696       0.1%
#  Clicks Group, Ltd.                                      2,666,173   24,871,462       0.5%
   Clover Industries, Ltd.                                 1,345,179    1,736,303       0.0%
*  Consolidated Infrastructure Group, Ltd.                   664,270    1,155,098       0.0%
#  Coronation Fund Managers, Ltd.                          1,818,975    9,790,142       0.2%
   DataTec, Ltd.                                           2,060,416    6,852,456       0.1%
   Distell Group, Ltd.                                       140,363    1,722,952       0.0%
#  DRDGOLD, Ltd.                                           2,932,131    1,486,783       0.0%
   DRDGOLD, Ltd. Sponsored ADR                                 9,400       48,598       0.0%
   EOH Holdings, Ltd.                                      1,098,252   13,028,837       0.2%
#* Eqstra Holdings, Ltd.                                   3,139,032      610,041       0.0%
*  Evraz Highveld Steel and Vanadium, Ltd.                    63,001          118       0.0%
#  Exxaro Resources, Ltd.                                    979,438    7,219,211       0.1%
   Famous Brands, Ltd.                                       653,128    7,631,784       0.1%
   Foschini Group, Ltd. (The)                              1,564,234   16,079,708       0.3%
   Grand Parade Investments, Ltd.                          3,255,755      906,951       0.0%
   Grindrod, Ltd.                                          5,733,017    4,722,953       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                             SHARES     VALUE++   OF NET ASSETS**
                                                           ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
   Group Five, Ltd.                                         1,023,006 $ 1,753,954       0.0%
   Harmony Gold Mining Co., Ltd.                            1,661,807   5,158,993       0.1%
   Harmony Gold Mining Co., Ltd. Sponsored ADR              2,858,423   9,061,201       0.2%
   Holdsport, Ltd.                                            210,011     920,012       0.0%
*  Howden Africa Holdings, Ltd.                                39,220      93,287       0.0%
   Hudaco Industries, Ltd.                                    266,579   2,160,972       0.0%
*  Hulamin, Ltd.                                            1,296,594     500,863       0.0%
   Imperial Holdings, Ltd.                                    840,996  10,622,362       0.2%
   Invicta Holdings, Ltd.                                     351,408   1,448,215       0.0%
*  JCI, Ltd.                                                3,131,151          --       0.0%
   JSE, Ltd.                                                  892,197  10,394,209       0.2%
   KAP Industrial Holdings, Ltd.                            7,269,626   4,178,567       0.1%
#* Kumba Iron Ore, Ltd.                                       136,545   1,390,531       0.0%
#  Lewis Group, Ltd.                                          870,563   2,580,521       0.1%
#  Liberty Holdings, Ltd.                                     371,815   3,201,195       0.1%
   Life Healthcare Group Holdings, Ltd.                        68,161     182,099       0.0%
   Massmart Holdings, Ltd.                                    392,226   3,395,244       0.1%
   Merafe Resources, Ltd.                                  11,489,424   1,081,086       0.0%
   Metair Investments, Ltd.                                 1,296,791   1,827,678       0.0%
   Metrofile Holdings, Ltd.                                    82,524      29,257       0.0%
   MMI Holdings, Ltd.                                       2,598,631   4,353,070       0.1%
   Mpact, Ltd.                                              1,514,443   3,705,519       0.1%
   Murray & Roberts Holdings, Ltd.                          4,087,163   2,806,323       0.1%
   Mustek, Ltd.                                               270,087      94,971       0.0%
#  Nampak, Ltd.                                             5,214,254   7,271,813       0.1%
*  Net 1 UEPS Technologies, Inc.                                  776       8,420       0.0%
*  Northam Platinum, Ltd.                                   3,640,843  13,265,319       0.2%
   Oceana Group, Ltd.                                         447,176   3,808,349       0.1%
   Omnia Holdings, Ltd.                                       589,522   7,139,355       0.1%
   Peregrine Holdings, Ltd.                                 2,000,976   3,858,098       0.1%
#  Pick n Pay Stores, Ltd.                                  2,069,376  10,139,102       0.2%
#* Pinnacle Holdings, Ltd.                                  1,236,031   1,641,286       0.0%
   Pioneer Foods Group, Ltd.                                  131,409   1,583,178       0.0%
   PPC, Ltd.                                               14,500,445   5,920,463       0.1%
   PSG Group, Ltd.                                             96,945   1,513,108       0.0%
   Raubex Group, Ltd.                                       1,306,791   2,436,039       0.1%
   RCL Foods, Ltd.                                            683,713     695,962       0.0%
   Reunert, Ltd.                                            1,517,644   6,935,429       0.1%
   Rhodes Food Group Pty, Ltd.                                145,869     281,420       0.0%
*  Royal Bafokeng Platinum, Ltd.                              710,637   2,168,531       0.0%
   Santam, Ltd.                                               262,285   4,708,705       0.1%
*  Sappi, Ltd.                                              4,082,585  22,716,560       0.4%
   Sibanye Gold, Ltd.                                         962,027   2,676,133       0.1%
   SPAR Group, Ltd. (The)                                   1,141,280  16,180,895       0.3%
   Spur Corp., Ltd.                                           619,410   1,466,941       0.0%
*  Stefanutti Stocks Holdings, Ltd.                           229,540      79,580       0.0%
   Sun International, Ltd.                                  1,111,017   6,862,711       0.1%
*  Super Group, Ltd.                                        3,398,200  10,029,578       0.2%
   Telkom SA SOC, Ltd.                                      1,922,187   8,860,309       0.2%
   Tongaat Hulett, Ltd.                                     1,016,213   9,183,714       0.2%
   Transaction Capital, Ltd.                                  427,240     418,481       0.0%
   Trencor, Ltd.                                            1,369,751   2,912,793       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
   Tsogo Sun Holdings, Ltd.                                2,858,414 $  6,499,090       0.1%
   Wilson Bayly Holmes-Ovcon, Ltd.                           533,248    6,010,985       0.1%
                                                                     ------------       ---
TOTAL SOUTH AFRICA                                                    428,589,934       7.8%
                                                                     ------------       ---
SOUTH KOREA -- (11.8%)
#* 3S Korea Co., Ltd.                                         15,208       35,604       0.0%
   Able C&C Co., Ltd.                                         73,476    1,343,387       0.0%
#  ABOV Semiconductor Co., Ltd.                               80,566      558,525       0.0%
#  Ace Technologies Corp.                                    114,039      371,699       0.0%
#* Actoz Soft Co., Ltd.                                       38,866      435,657       0.0%
#  Advanced Nano Products Co., Ltd.                           48,240      677,041       0.0%
#* Advanced Process Systems Corp.                            138,964    3,160,576       0.1%
#  Aekyung Petrochemical Co., Ltd.                            93,320      969,025       0.0%
#  AfreecaTV Co., Ltd.                                        63,042    1,380,286       0.0%
#* Agabang&Company                                           172,528    1,119,246       0.0%
#  Ahn-Gook Pharmaceutical Co., Ltd.                          38,563      412,313       0.0%
#  Ahnlab, Inc.                                               35,578    2,001,677       0.1%
#* AJ Networks Co., Ltd.                                       7,579      206,745       0.0%
#* AJ Rent A Car Co., Ltd.                                    99,166      854,740       0.0%
#  AK Holdings, Inc.                                          30,329    1,631,301       0.1%
*  Alticast Corp.                                             73,734      269,451       0.0%
#  ALUKO Co., Ltd.                                           280,349    1,056,237       0.0%
*  ALVOGEN KOREA Co,.Ltd.                                      5,687      113,125       0.0%
#* Aminologics Co., Ltd.                                      36,345       97,443       0.0%
#* Amotech Co., Ltd.                                          53,135      801,756       0.0%
#* Anam Electronics Co., Ltd.                                778,248      787,307       0.0%
#  Anapass, Inc.                                              51,795      551,365       0.0%
#  Asia Cement Co., Ltd.                                       7,670      493,336       0.0%
#  ASIA Holdings Co., Ltd.                                    11,894    1,044,774       0.0%
#* Asia Paper Manufacturing Co., Ltd.                         33,401      569,248       0.0%
*  Asiana Airlines, Inc.                                     638,206    2,576,158       0.1%
#* AUK Corp.                                                 199,140      388,863       0.0%
#  Aurora World Corp.                                         35,290      334,117       0.0%
#  Austem Co., Ltd.                                           99,780      279,319       0.0%
#  Autech Corp.                                               57,121      648,543       0.0%
#* Automobile & PCB                                          251,614      626,518       0.0%
#  Avaco Co., Ltd.                                            68,699      359,913       0.0%
   Avatec Co., Ltd.                                            5,446       34,647       0.0%
#  Baiksan Co., Ltd.                                          72,982      567,602       0.0%
#* Barun Electronics Co., Ltd.                               377,057      551,804       0.0%
#* Barunson Entertainment & Arts Corp.                       301,311      793,198       0.0%
#* Bcworld Pharm Co., Ltd.                                    11,475      231,860       0.0%
#* BH Co., Ltd.                                               67,285      638,003       0.0%
   Binggrae Co., Ltd.                                         36,720    2,000,407       0.1%
*  BioSmart Co., Ltd.                                          6,821       27,884       0.0%
#* BIT Computer Co., Ltd.                                     77,534      399,679       0.0%
#  Bixolon Co., Ltd.                                          32,575      373,802       0.0%
#  Bluecom Co., Ltd.                                          61,445      682,611       0.0%
#* Bohae Brewery Co., Ltd.                                   411,969      448,918       0.0%
   Bookook Securities Co., Ltd.                                7,410      129,381       0.0%
#  Boryung Medience Co., Ltd.                                 43,334      602,737       0.0%
#  Boryung Pharmaceutical Co., Ltd.                           28,065    1,396,053       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#* Bubang Co., Ltd.                                        112,725 $  410,613       0.0%
*  BUGS Corp.                                               45,508    508,345       0.0%
#  Bukwang Pharmaceutical Co., Ltd.                        106,287  2,315,995       0.1%
   Busan City Gas Co., Ltd.                                    400     11,980       0.0%
#  BYC Co., Ltd.                                               746    284,529       0.0%
#  Byucksan Corp.                                          251,379  1,080,963       0.0%
#* C&S Asset Management Co., Ltd.                           66,579    186,536       0.0%
#* CammSys Corp.                                           252,781    646,813       0.0%
#* Capro Corp.                                             186,819    899,195       0.0%
#  Cell Biotech Co., Ltd.                                   36,280  1,436,325       0.0%
#* Celltrion Pharm, Inc.                                    73,505  1,429,741       0.0%
#* Chabiotech Co., Ltd.                                    249,745  3,008,666       0.1%
#  Changhae Ethanol Co., Ltd.                               20,369    356,404       0.0%
#* Charm Engineering Co., Ltd.                             165,382    415,818       0.0%
*  Chemtronics Co., Ltd.                                    56,211    286,089       0.0%
#* Chin Hung International, Inc.                           106,852    163,859       0.0%
#* China Great Star International, Ltd.                    380,444    431,592       0.0%
#* China Ocean Resources Co., Ltd.                         537,630    708,517       0.0%
#  Chinyang Holdings Corp.                                 110,113    334,438       0.0%
#* Choa Pharmaceutical Co.                                  49,861    185,118       0.0%
*  Chokwang Leather Co., Ltd.                                  607     20,106       0.0%
#  Chokwang Paint, Ltd.                                     44,110    438,864       0.0%
#  Chong Kun Dang Pharmaceutical Corp.                      37,461  3,026,623       0.1%
#  Chongkundang Holdings Corp.                              26,473  1,532,963       0.1%
#  Choong Ang Vaccine Laboratory                            30,626    628,050       0.0%
#  Chosun Refractories Co., Ltd.                             5,835    468,834       0.0%
#  Chungdahm Learning, Inc.                                 30,982    632,173       0.0%
#  CJ Freshway Corp.                                        41,966  1,439,437       0.0%
   CJ Hellovision Co., Ltd.                                123,154    879,000       0.0%
   CJ O Shopping Co., Ltd.                                  20,523  2,905,806       0.1%
#* CJ Seafood Corp.                                        133,941    388,795       0.0%
#  CKD Bio Corp.                                            14,076    274,506       0.0%
#* Com2uSCorp                                               52,431  4,344,181       0.1%
#  Coreana Cosmetics Co., Ltd.                             121,150    635,616       0.0%
#  Cosmax BTI, Inc.                                         86,313  3,033,091       0.1%
#  Cosmax, Inc.                                             36,688  3,697,883       0.1%
#* Cosmochemical Co., Ltd.                                  28,914    109,601       0.0%
#* COSON Co., Ltd.                                          94,960  1,115,001       0.0%
#  Crown Confectionery Co., Ltd.                            42,660  1,163,380       0.0%
#* CrucialTec Co., Ltd.                                    152,164  1,062,163       0.0%
#  CS Wind Corp.                                            25,381    548,320       0.0%
#* CTC BIO, Inc.                                            19,238    165,334       0.0%
#* CTL, Inc.                                               132,635    182,976       0.0%
#* CUROCOM Co., Ltd.                                       105,153    231,183       0.0%
#  D.I Corp.                                               150,589    625,650       0.0%
#  Dae Dong Industrial Co., Ltd.                            60,958    359,766       0.0%
   Dae Han Flour Mills Co., Ltd.                             6,234    960,695       0.0%
#  Dae Hwa Pharmaceutical Co., Ltd.                         22,883    518,155       0.0%
#  Dae Hyun Co., Ltd.                                      184,373    602,780       0.0%
#* Dae Won Chemical Co., Ltd.                              179,212    397,107       0.0%
#  Dae Won Kang Up Co., Ltd.                               122,366    552,007       0.0%
#* Dae Young Packaging Co., Ltd.                           526,420    461,535       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#* Dae-Il Corp.                                             81,189 $  712,589       0.0%
#* Daea TI Co., Ltd.                                       406,202    602,459       0.0%
#  Daebongls Co., Ltd.                                      38,221    410,238       0.0%
#* Daechang Co., Ltd.                                      314,932    256,165       0.0%
   Daechang Forging Co., Ltd.                                1,367     54,199       0.0%
#  Daeduck Electronics Co.                                 240,713  1,582,211       0.1%
#  Daeduck GDS Co., Ltd.                                   115,842  1,203,479       0.0%
#  Daegu Department Store                                   28,442    329,211       0.0%
#* Daehan New Pharm Co., Ltd.                               60,448  1,010,107       0.0%
   Daehan Steel Co., Ltd.                                   89,447    728,811       0.0%
*  Daeho International Corp.                                   543         --       0.0%
#  Daekyo Co., Ltd.                                        162,557  1,184,669       0.0%
#* Daekyung Machinery & Engineering Co., Ltd.              510,580    472,727       0.0%
#  Daelim B&Co Co., Ltd.                                    24,029    180,951       0.0%
#* DAEMYUNG Corp. Co., Ltd.                                126,099    187,366       0.0%
#  Daeryuk Can Co., Ltd.                                    76,198    441,496       0.0%
#  Daesang Corp.                                           140,976  3,315,592       0.1%
#  Daesang Holdings Co., Ltd.                               86,821    791,813       0.0%
#  Daesung Energy Co., Ltd.                                 26,133    147,045       0.0%
   Daesung Holdings Co., Ltd.                               26,734    215,483       0.0%
#* Daewon Cable Co., Ltd.                                  323,526    483,707       0.0%
#* Daewon Media Co., Ltd.                                   59,017    654,227       0.0%
#  Daewon Pharmaceutical Co., Ltd.                          73,762  1,097,272       0.0%
   Daewon San Up Co., Ltd.                                  53,318    385,009       0.0%
#* Daewoo Shipbuilding & Marine Engineering Co., Ltd.      676,333  2,647,998       0.1%
   Daewoong Co., Ltd.                                       19,471    748,235       0.0%
#  Daewoong Pharmaceutical Co., Ltd.                        29,521  1,758,760       0.1%
*  Dahaam E-Tec Co., Ltd.                                    2,100      6,194       0.0%
#  Daihan Pharmaceutical Co., Ltd.                          22,535    579,164       0.0%
   Daishin Securities Co., Ltd.                            272,524  2,506,134       0.1%
#* Danal Co., Ltd.                                         194,321    859,570       0.0%
#  Daou Data Corp.                                         101,485    933,333       0.0%
#  Daou Technology, Inc.                                   174,365  3,145,267       0.1%
#* Dasan Networks, Inc.                                    115,433    683,230       0.0%
#  Dawonsys Co., Ltd.                                      128,532  1,569,995       0.1%
#  Dayou Automotive Seat Technology Co., Ltd.              385,111    554,524       0.0%
#* Dayou Smart Aluminium Co., Ltd.                         352,140    315,609       0.0%
#  DCM Corp.                                                23,864    247,780       0.0%
#* Deutsch Motors, Inc.                                     86,823    316,384       0.0%
   DGB Financial Group, Inc.                               527,390  4,417,732       0.1%
#  DHP Korea Co., Ltd.                                      62,969    443,523       0.0%
   Digital Chosun Co., Ltd.                                180,541    696,965       0.0%
#* Digital Optics Co., Ltd.                                107,100    405,671       0.0%
#  Digital Power Communications Co., Ltd.                  184,508    609,089       0.0%
#* DIO Corp.                                                67,079  2,669,293       0.1%
#* Diotek Co., Ltd.                                        111,896    402,161       0.0%
#  Display Tech Co., Ltd.                                   52,616    182,877       0.0%
   DK UIL Co., Ltd.                                         26,259    249,904       0.0%
#* DMS Co., Ltd.                                           118,079    816,485       0.0%
#* DNF Co., Ltd.                                            54,892    703,833       0.0%
#  Dong A Eltek Co., Ltd.                                   54,579    989,459       0.0%
#  Dong Ah Tire & Rubber Co., Ltd.                          53,990  1,137,116       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
   Dong-A Socio Holdings Co., Ltd.                          21,487 $2,719,878       0.1%
   Dong-A ST Co., Ltd.                                      25,630  1,920,620       0.1%
#  Dong-Ah Geological Engineering Co., Ltd.                 38,763    279,613       0.0%
   Dong-Il Corp.                                             5,007    265,553       0.0%
#  Dongbang Transport Logistics Co., Ltd.                   47,053     86,164       0.0%
*  Dongbu Co., Ltd.                                        513,103    359,036       0.0%
*  Dongbu Corp.                                              7,532     69,116       0.0%
*  Dongbu HiTek Co., Ltd.                                  209,000  3,105,479       0.1%
*  Dongbu Securities Co., Ltd.                             211,577    612,922       0.0%
#* Dongbu Steel Co., Ltd.                                   12,390    138,731       0.0%
   Dongil Industries Co., Ltd.                               3,432    217,408       0.0%
#  Dongjin Semichem Co., Ltd.                              209,922  1,541,223       0.1%
*  Dongkook Industrial Co., Ltd.                            52,105    100,785       0.0%
   DongKook Pharmaceutical Co., Ltd.                        31,782  1,455,877       0.0%
#  Dongkuk Industries Co., Ltd.                            171,887    742,816       0.0%
#* Dongkuk Steel Mill Co., Ltd.                            388,492  2,772,056       0.1%
#  DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.             178,195  1,286,419       0.0%
#  Dongsung Chemical Co., Ltd.                              17,370    313,560       0.0%
#  DONGSUNG Corp.                                          176,690    996,511       0.0%
#  Dongsung Finetec Co., Ltd.                               72,241    360,308       0.0%
#* Dongsung Pharmaceutical Co., Ltd.                        95,567    341,318       0.0%
#* Dongwha Enterprise Co., Ltd.                             13,393    408,005       0.0%
   Dongwha Pharm Co., Ltd.                                 142,298    965,223       0.0%
#  Dongwon Development Co., Ltd.                           337,298  1,345,748       0.0%
   Dongwon F&B Co., Ltd.                                     7,468  1,314,526       0.0%
#  Dongwon Industries Co., Ltd.                              9,066  2,439,591       0.1%
#  Dongwoo Co., Ltd.                                        58,857    208,309       0.0%
   Dongyang E&P, Inc.                                       31,194    364,600       0.0%
#* Dongyang Steel Pipe Co., Ltd.                           496,393    526,191       0.0%
#* Doosan Engine Co., Ltd.                                 187,669    577,863       0.0%
#* Doosan Infracore Co., Ltd.                              785,806  4,745,301       0.1%
#* Dragonfly GF Co., Ltd.                                   51,555    305,914       0.0%
   DRB Holding Co., Ltd.                                    61,263    684,548       0.0%
#  DSK Co., Ltd.                                            18,465    590,316       0.0%
#* Duk San Neolux Co., Ltd.                                 35,020    902,108       0.0%
#* Duksan Hi-Metal Co., Ltd.                                87,920    568,648       0.0%
   Duksung Co., Ltd.                                         6,488     36,554       0.0%
#  DuzonBIzon Co., Ltd.                                    127,891  2,492,548       0.1%
   DY Corp.                                                155,481    850,385       0.0%
#  e Tec E&C, Ltd.                                           8,758    751,439       0.0%
   e-Credible Co., Ltd.                                      3,132     33,801       0.0%
#  e-LITECOM Co., Ltd.                                      48,416    411,145       0.0%
#* e-Starco Co., Ltd.                                      153,747    224,991       0.0%
   E1 Corp.                                                 17,463    927,635       0.0%
#  Eagon Industrial, Ltd.                                   43,403    429,515       0.0%
#  Easy Bio, Inc.                                          259,153  1,367,808       0.0%
#* Eco Energy Holdings Co., Ltd.                            41,566    443,368       0.0%
#* Ecopro Co., Ltd.                                        108,864  1,199,478       0.0%
#  EG Corp.                                                 34,204    301,652       0.0%
#* Ehwa Technologies Information Co., Ltd.                 757,196    344,324       0.0%
#* Elcomtec Co., Ltd.                                      144,571    251,214       0.0%
#  Elentec Co., Ltd.                                        56,734    257,732       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*  ELK Corp.                                                70,663 $  107,217       0.0%
#* EM-Tech Co., Ltd.                                        72,838    654,648       0.0%
#* Emerson Pacific, Inc.                                    37,725  1,237,617       0.0%
#* EMKOREA Co., Ltd.                                        60,585    261,968       0.0%
#* EMW Co., Ltd.                                           104,893    269,058       0.0%
#  Enex Co., Ltd.                                          240,928    499,234       0.0%
#  ENF Technology Co., Ltd.                                 65,074  1,338,233       0.0%
#  Eo Technics Co., Ltd.                                    56,766  3,120,566       0.1%
#  Estechpharma Co., Ltd.                                   56,781    576,319       0.0%
#* ESTsoft Corp.                                            39,905    278,058       0.0%
#  Eugene Corp.                                            289,702  1,165,188       0.0%
*  Eugene Investment & Securities Co., Ltd.                551,722  1,157,349       0.0%
#  Eugene Technology Co., Ltd.                             101,067  1,714,999       0.1%
#  Eusu Holdings Co., Ltd.                                  85,857    469,044       0.0%
#  EVERDIGM Corp.                                           63,661    507,810       0.0%
#* EXA E&C, Inc.                                            99,097    183,854       0.0%
#  Ezwelfare Co., Ltd.                                      15,152     95,853       0.0%
#  F&F Co., Ltd.                                            40,777    573,114       0.0%
#* Farmsco                                                 102,794  1,053,898       0.0%
#* FarmStory Co., Ltd.                                     300,829    347,881       0.0%
#* Feelux Co., Ltd.                                        135,980    400,294       0.0%
#  Fila Korea, Ltd.                                         64,315  4,899,756       0.1%
#  Fine Technix Co., Ltd.                                  141,247    337,378       0.0%
#* Finetex EnE, Inc.                                        76,593    462,302       0.0%
#* Firstec Co., Ltd.                                       164,190    491,275       0.0%
#* Foosung Co., Ltd.                                       355,339  2,409,245       0.1%
#  Fursys, Inc.                                             14,730    436,796       0.0%
#* G-SMATT GLOBAL Co., Ltd.                                 97,511  2,152,409       0.1%
#* Gamevil, Inc.                                            19,510    945,880       0.0%
#  Gaon Cable Co., Ltd.                                     21,699    382,552       0.0%
#* GeneOne Life Science, Inc.                                4,475     43,147       0.0%
#* Genic Co., Ltd.                                          29,106    435,946       0.0%
   Geumhwa PSC Co., Ltd.                                       685     22,261       0.0%
#* Gigalane Co., Ltd.                                       35,427    165,358       0.0%
#  GIIR, Inc.                                               22,387    154,199       0.0%
#* Global Display Co., Ltd.                                 62,631    184,215       0.0%
#* GNCO Co., Ltd.                                          369,175  1,524,513       0.1%
   Golfzon Co., Ltd.                                        19,813  1,166,711       0.0%
#  GOLFZONYUWONHOLDINGS Co., Ltd.                          109,600    743,456       0.0%
#* Good People Co., Ltd.                                    89,915    176,848       0.0%
#  Green Cross Holdings Corp.                               39,455    764,257       0.0%
*  Green Non-Life Insurance Co., Ltd.                       22,357         --       0.0%
#* GS Global Corp.                                         220,746    515,662       0.0%
   GS Home Shopping, Inc.                                   23,412  3,595,104       0.1%
#  Gwangju Shinsegae Co., Ltd.                               3,400    745,433       0.0%
#  Haesung Industrial Co., Ltd.                             25,164    300,674       0.0%
#* Halla Corp.                                             111,892    449,247       0.0%
#  Halla Holdings Corp.                                     55,097  3,259,170       0.1%
#  Han Kuk Carbon Co., Ltd.                                245,312  1,306,089       0.0%
#  Hana Micron, Inc.                                       120,173    536,988       0.0%
#  Hana Tour Service, Inc.                                  58,520  3,292,966       0.1%
#* Hanall Biopharma Co., Ltd.                               83,748    861,144       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Hancom, Inc.                                            110,021 $1,694,443       0.1%
#  Handok, Inc.                                             41,183    815,256       0.0%
#  Handsome Co., Ltd.                                       97,702  3,463,089       0.1%
   Hanexpress Co., Ltd.                                        384     26,429       0.0%
   Hanil Cement Co., Ltd.                                   20,816  1,350,845       0.0%
*  Hanjin Heavy Industries & Construction Co., Ltd.        446,948  1,520,781       0.1%
#* Hanjin Heavy Industries & Construction Holdings Co.,
   Ltd.                                                     83,425    379,736       0.0%
#  Hanjin Kal Corp.                                        307,775  4,541,444       0.1%
#* Hanjin P&C Co., Ltd.                                    182,350    430,917       0.0%
#  Hanjin Transportation Co., Ltd.                          57,455  1,477,088       0.0%
#* Hankook Cosmetics Manufacturing Co., Ltd.(6147398)       11,843    311,802       0.0%
*  Hankook Cosmetics Manufacturing Co., Ltd.(B5W13D9)       55,719    702,211       0.0%
   Hankook Shell Oil Co., Ltd.                               4,232  1,630,658       0.1%
*  Hankook Synthetics, Inc.                                    550         --       0.0%
   Hankuk Glass Industries, Inc.                             9,314    218,520       0.0%
#  Hankuk Paper Manufacturing Co., Ltd.                     13,942    353,864       0.0%
#  Hankuk Steel Wire Co., Ltd.                              58,735    180,791       0.0%
#  Hanla IMS Co., Ltd.                                      20,786    280,351       0.0%
#  Hanmi Semiconductor Co., Ltd.                            78,573    950,499       0.0%
#  HanmiGlobal Co., Ltd.                                    34,086    267,637       0.0%
#  Hans Biomed Corp.                                        48,649    627,305       0.0%
#  Hansae Co., Ltd.                                        119,420  2,639,082       0.1%
#  Hansae Yes24 Holdings Co., Ltd.                          63,837    584,773       0.0%
#* Hanshin Construction                                     34,744    539,440       0.0%
#  Hanshin Machinery Co.                                   181,591    407,037       0.0%
#  Hansol Chemical Co., Ltd.                                62,937  4,549,681       0.1%
#* Hansol Holdings Co., Ltd.                               393,662  2,210,344       0.1%
#* Hansol HomeDeco Co., Ltd.                               428,150    654,124       0.0%
   Hansol Paper Co., Ltd.                                   95,201  1,685,862       0.1%
#* Hansol SeenTec Co, Ltd.                                 159,401    249,205       0.0%
#* Hansol Technics Co., Ltd.                               112,938  1,491,188       0.0%
#  Hanwha Galleria Timeworld Co., Ltd.                      12,731    437,068       0.0%
   Hanwha General Insurance Co., Ltd.                      272,991  1,809,929       0.1%
#* Hanwha Investment & Securities Co., Ltd.                738,344  1,441,030       0.0%
#  Hanyang Eng Co., Ltd.                                    39,237    426,153       0.0%
   Hanyang Securities Co., Ltd.                             18,538    120,450       0.0%
#* Harim Co., Ltd.                                         189,668    740,691       0.0%
#* Harim Holdings Co., Ltd.                                195,590    683,601       0.0%
#* HB Technology Co., Ltd.                                 346,815  1,335,678       0.0%
#  Heung-A Shipping Co., Ltd.                              682,487  1,000,011       0.0%
*  Heungkuk Fire & Marine Insurance Co., Ltd.               92,139    278,235       0.0%
#  High Tech Pharm Co., Ltd.                                15,522    204,558       0.0%
   Hitejinro Holdings Co., Ltd.                             52,642    549,085       0.0%
#  HMC Investment Securities Co., Ltd.                     117,927    981,933       0.0%
#  Home Center Co., Ltd.                                   114,988    506,339       0.0%
#* Homecast Co., Ltd.                                      180,681  2,925,248       0.1%
#  HS Industries Co., Ltd.                                 232,081  1,965,077       0.1%
   HS R&A Co., Ltd.                                         23,158    657,645       0.0%
#  Huchems Fine Chemical Corp.                             153,136  3,163,521       0.1%
#  Humax Co., Ltd.                                         115,022  1,465,834       0.0%
#  Humedix Co., Ltd.                                        31,877  1,006,040       0.0%
*  Huneed Technologies                                       2,445     28,175       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*  Huons Co., Ltd.                                          22,109 $1,134,803       0.0%
#  Huons Global Co., Ltd.                                   28,614  1,074,420       0.0%
   Husteel Co., Ltd.                                         1,286     16,405       0.0%
#  Huvis Corp.                                              99,491    622,828       0.0%
#  Huvitz Co., Ltd.                                         60,019    640,811       0.0%
   Hwa Shin Co., Ltd.                                      114,245    687,570       0.0%
   Hwacheon Machine Tool Co., Ltd.                           4,979    218,382       0.0%
#  Hwail Pharm Co., Ltd.                                    51,355    329,333       0.0%
   HwaSung Industrial Co., Ltd.                             61,184    671,373       0.0%
#  Hy-Lok Corp.                                             52,365  1,041,317       0.0%
#  Hyosung ONB Co., Ltd.                                    10,277    121,555       0.0%
#  HyosungITX Co., Ltd.                                     14,477    145,751       0.0%
*  Hyundai BNG Steel Co., Ltd.                              60,652    610,397       0.0%
#  Hyundai C&F, Inc.                                        25,222    354,338       0.0%
#* Hyundai Cement Co.                                       17,781    450,409       0.0%
   Hyundai Corp.                                            38,469    704,577       0.0%
#* Hyundai Elevator Co., Ltd.                               63,299  3,093,535       0.1%
   Hyundai Engineering Plastics Co., Ltd.                  110,768    872,527       0.0%
   Hyundai Home Shopping Network Corp.                      19,083  1,891,899       0.1%
   Hyundai Hy Communications & Networks Co., Ltd.          204,181    659,452       0.0%
#  Hyundai Livart Furniture Co., Ltd.                       78,477  1,692,979       0.1%
#* Hyundai Merchant Marine Co., Ltd.                        52,373    398,685       0.0%
#* Hyundai Mipo Dockyard Co., Ltd.                          48,721  2,980,826       0.1%
#  Hyundai Pharmaceutical Co., Ltd.                        115,806    449,725       0.0%
#* Hyundai Rotem Co., Ltd.                                  10,004    163,349       0.0%
#  HyVision System, Inc.                                    78,328    469,405       0.0%
#  i-Components Co, Ltd.                                    34,276    368,205       0.0%
#* i-SENS, Inc.                                             52,468  1,497,620       0.0%
#  I3System, Inc.                                            5,997    235,282       0.0%
#* iA, Inc.                                                230,936    887,102       0.0%
#* ICD Co., Ltd.                                            84,572  1,139,382       0.0%
#* IHQ, Inc.                                               399,010    689,244       0.0%
#  Il Dong Holdings Co., Ltd.                               18,887    449,745       0.0%
#* IL Dong Pharmaceutical Co., Ltd.                         46,664    717,751       0.0%
   Ilji Technology Co., Ltd.                                10,190     65,016       0.0%
#* Iljin Display Co., Ltd.                                 115,139    413,610       0.0%
#  Iljin Electric Co., Ltd.                                118,297    480,045       0.0%
#  Iljin Holdings Co., Ltd.                                150,141    765,218       0.0%
#* Iljin Materials Co., Ltd.                               102,586  1,441,077       0.0%
#  Ilshin Spinning Co., Ltd.                                 8,316    944,897       0.0%
#  Ilsung Pharmaceuticals Co., Ltd.                          3,004    297,551       0.0%
#  Ilya Co., Ltd.                                           33,668    236,000       0.0%
#* IM Co., Ltd.                                            103,900    335,594       0.0%
#  iMarketKorea, Inc.                                      119,837  1,337,213       0.0%
#  InBody Co., Ltd.                                         66,948  1,929,368       0.1%
#* Infinitt Healthcare Co., Ltd.                            93,632    599,392       0.0%
#* Infraware, Inc.                                         103,254    350,030       0.0%
#* INITECH Co., Ltd.                                        52,438    320,409       0.0%
#* InkTec Co., Ltd.                                          8,164     71,339       0.0%
#* InnoWireless, Inc.                                       21,995    166,851       0.0%
#* Innox Corp.                                              63,904  1,023,411       0.0%
#* Insun ENT Co., Ltd.                                     196,856    975,842       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Intelligent Digital Integrated Security Co., Ltd.        33,909 $  316,566       0.0%
#* Interflex Co., Ltd.                                      58,255    830,003       0.0%
   Intergis Co., Ltd.                                       11,220     32,399       0.0%
#  Interojo Co., Ltd.                                       44,989  1,551,404       0.1%
#  Interpark Corp.                                          61,585    602,470       0.0%
#  Interpark Holdings Corp.                                262,612  1,143,807       0.0%
   INTOPS Co., Ltd.                                         33,569    592,416       0.0%
*  INVENIA Co., Ltd.                                        10,567     44,612       0.0%
   Inzi Controls Co., Ltd.                                  42,034    183,784       0.0%
   INZI Display Co., Ltd.                                   32,254     57,726       0.0%
#* Iones Co., Ltd.                                          44,154    628,569       0.0%
#  IS Dongseo Co., Ltd.                                     58,229  2,516,303       0.1%
#  ISC Co., Ltd.                                            53,180    816,412       0.0%
   ISU Chemical Co., Ltd.                                   65,141    881,885       0.0%
#  IsuPetasys Co., Ltd.                                    189,204    690,519       0.0%
#  J.ESTINA Co., Ltd.                                       61,831    503,875       0.0%
#* Jaeyoung Solutec Co., Ltd.                               66,012    132,812       0.0%
#  Jahwa Electronics Co., Ltd.                              67,230    853,526       0.0%
#  JB Financial Group Co., Ltd.                            660,339  3,423,839       0.1%
#  JC Hyun System, Inc.                                     65,231    323,431       0.0%
*  Jcontentree Corp.                                       261,672    866,957       0.0%
   Jeil Pharmaceutical Co.                                   3,204    189,519       0.0%
#* Jeju Semiconductor Corp.                                 66,476    223,712       0.0%
   Jinro Distillers Co., Ltd.                               13,666    377,563       0.0%
#  Jinsung T.E.C.                                           53,208    296,062       0.0%
   JLS Co., Ltd.                                            29,276    199,549       0.0%
#* JoyCity Corp.                                            39,621    703,994       0.0%
*  Joymax Co., Ltd.                                         14,214     92,520       0.0%
#* Jusung Engineering Co., Ltd.                            239,830  1,977,266       0.1%
#  JVM Co., Ltd.                                            22,892    894,600       0.0%
#  JW Holdings Corp.                                       199,371  1,733,308       0.1%
#  JW Pharmaceutical Corp.                                  59,988  2,572,989       0.1%
#  JW Shinyak Corp.                                         16,523    107,924       0.0%
*  JYP Entertainment Corp.                                 156,375    757,791       0.0%
#  Kangnam Jevisco Co., Ltd.                                23,988    780,667       0.0%
#  KAON Media Co., Ltd.                                     70,138    636,706       0.0%
#  KB Capital Co., Ltd.                                     74,969  1,720,251       0.1%
#* KC Cottrell Co., Ltd.                                    15,012     77,853       0.0%
#  KC Green Holdings Co., Ltd.                              86,025    649,126       0.0%
#  KC Tech Co., Ltd.                                       131,987  1,600,878       0.1%
#* KCC Engineering & Construction Co., Ltd.                 40,397    335,099       0.0%
   KCI, Ltd.                                                 2,256     17,012       0.0%
*  KCO Energy, Inc.                                            120         --       0.0%
#* KEC Corp.                                               409,990    344,443       0.0%
#  KEPCO Engineering & Construction Co., Inc.               80,921  1,771,482       0.1%
#  Keyang Electric Machinery Co., Ltd.                     156,430    681,466       0.0%
#* KEYEAST Co., Ltd.                                       393,160    893,432       0.0%
#  KG Chemical Corp.                                        57,219    698,676       0.0%
#  KG Eco Technology Service Co., Ltd.                     143,327    408,603       0.0%
#  Kginicis Co., Ltd.                                      101,143  1,083,326       0.0%
#  KGMobilians Co., Ltd.                                    73,591    607,841       0.0%
#  KH Vatec Co., Ltd.                                      101,591  1,116,495       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                            SHARES   VALUE++   OF NET ASSETS**
                                                            ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  KISCO Corp.                                               23,879 $  784,419       0.0%
   KISCO Holdings Co., Ltd.                                   5,980    321,330       0.0%
#  Kishin Corp.                                              49,420    229,327       0.0%
   KISWIRE, Ltd.                                             39,054  1,331,589       0.0%
   KIWOOM Securities Co., Ltd.                               14,088    816,330       0.0%
#* KJ Pretech Co., Ltd.                                      50,707    417,773       0.0%
#* KleanNara Co., Ltd.                                      120,585    561,728       0.0%
*  KMH Co., Ltd.                                             59,648    428,270       0.0%
#* KMH Hitech Co., Ltd.                                     147,148    175,417       0.0%
#* KMW Co., Ltd.                                             35,562    255,852       0.0%
#  Kocom Co., Ltd.                                           47,352    379,752       0.0%
#  Kodaco Co., Ltd.                                         169,405    509,886       0.0%
#  Koentec Co., Ltd.                                        306,814    739,058       0.0%
#  Koh Young Technology, Inc.                                70,849  2,770,330       0.1%
#  Kolao Holdings                                           143,996  1,105,433       0.0%
#  Kolon Corp.                                               45,278  2,010,362       0.1%
#* Kolon Global Corp.                                        26,831    313,083       0.0%
#  Kolon Life Science, Inc.                                  15,990  2,088,327       0.1%
#  Kolon Plastic, Inc.                                       56,173    339,652       0.0%
#  KONA I Co., Ltd.                                          89,651    935,867       0.0%
#  Kook Soon Dang Brewery Co., Ltd.                          77,360    450,974       0.0%
   Kopla Co., Ltd.                                            3,426     46,939       0.0%
#  Korea Alcohol Industrial Co., Ltd.                        74,364    602,065       0.0%
#  Korea Cast Iron Pipe Industries Co., Ltd.                 59,751    489,008       0.0%
#  Korea Circuit Co., Ltd.                                   72,493    509,838       0.0%
#  Korea District Heating Corp.                              18,962  1,145,056       0.0%
   Korea Electric Terminal Co., Ltd.                         35,182  2,197,586       0.1%
#  Korea Electronic Certification Authority, Inc.           106,169    525,485       0.0%
   Korea Electronic Power Industrial Development Co., Ltd.   74,881    319,291       0.0%
   Korea Export Packaging Industrial Co., Ltd.                5,621     90,607       0.0%
*  Korea Flange Co., Ltd.                                    20,776    262,940       0.0%
   Korea Fuel-Tech Corp.                                      3,130     12,274       0.0%
#* Korea Information & Communications Co, Ltd.               85,304    829,215       0.0%
#  Korea Information Certificate Authority, Inc.             71,807    387,439       0.0%
#  Korea Kolmar Holdings Co., Ltd.                           42,717  1,091,931       0.0%
#* Korea Line Corp.                                          83,536  1,315,515       0.0%
#* Korea Materials & Analysis Corp.                          15,999    264,265       0.0%
   Korea Petrochemical Ind Co., Ltd.                         19,273  3,435,678       0.1%
#  Korea United Pharm, Inc.                                  61,860    907,142       0.0%
   Korean Reinsurance Co.                                   432,194  4,453,998       0.1%
#  Kortek Corp.                                              72,394    887,520       0.0%
   KPX Chemical Co., Ltd.                                    11,430    631,113       0.0%
#* KR Motors Co., Ltd.                                       56,572     45,953       0.0%
#* KSCB Co., Ltd.                                            51,533    222,486       0.0%
#  Ksign Co., Ltd.                                          128,210    240,527       0.0%
   KSS LINE, Ltd.                                            49,034    345,464       0.0%
*  KT Hitel Co., Ltd.                                        84,297    542,354       0.0%
#* KT Music Corp.                                           142,433    444,826       0.0%
   KT Skylife Co., Ltd.                                     152,391  2,374,226       0.1%
#  KT Submarine Co., Ltd.                                    93,128    390,304       0.0%
*  KTB Investment & Securities Co., Ltd.                    315,140    787,624       0.0%
#  KTCS Corp.                                               108,746    233,668       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Ktis Corp.                                              134,810 $  423,826       0.0%
#  Kukbo Design Co., Ltd.                                   16,660    223,749       0.0%
#  Kukdo Chemical Co., Ltd.                                 23,631  1,117,412       0.0%
*  Kukdong Corp.                                             1,069      9,892       0.0%
#  Kukdong Oil & Chemicals Co., Ltd.                        62,920    177,100       0.0%
#  Kum Yang Co., Ltd.                                      101,497    253,815       0.0%
#* Kumho Electric Co., Ltd.                                 18,861    155,399       0.0%
#* Kumho Industrial Co., Ltd.                              126,641  1,058,273       0.0%
#* Kumho Tire Co., Inc.                                    384,107  3,444,090       0.1%
#  Kumkang Kind Co., Ltd.                                   16,750    664,244       0.0%
   Kwang Dong Pharmaceutical Co., Ltd.                     211,069  1,522,357       0.1%
#* Kwang Myung Electric Co., Ltd.                          278,852    778,283       0.0%
#  Kwangju Bank                                            135,831  1,198,774       0.0%
*  Kyeryong Construction Industrial Co., Ltd.               19,078    243,411       0.0%
#  Kyobo Securities Co., Ltd.                              131,658  1,066,578       0.0%
#  Kyongbo Pharmaceutical Co., Ltd.                         66,618    780,881       0.0%
#  Kyung Dong Navien Co., Ltd.                              34,712  1,778,720       0.1%
*  Kyung Nam Pharm Co., Ltd.                                31,125    136,800       0.0%
#  Kyung-In Synthetic Corp.                                160,527    644,564       0.0%
#  Kyungbang, Ltd.                                          55,930    884,661       0.0%
   Kyungchang Industrial Co., Ltd.                          73,797    323,888       0.0%
#  KyungDong City Gas Co., Ltd.                             14,426    854,525       0.0%
#  Kyungdong Pharm Co., Ltd.                                40,182    629,909       0.0%
#  L&F Co., Ltd.                                            16,505    236,633       0.0%
#* LB Semicon, Inc.                                        186,149    492,706       0.0%
#  LEADCORP, Inc. (The)                                     80,997    562,786       0.0%
#* Leaders Cosmetics Co., Ltd.                              76,554  1,321,662       0.0%
#  LEENO Industrial, Inc.                                   64,328  2,413,764       0.1%
#  Leenos Corp.                                            151,382    448,761       0.0%
   LF Corp.                                                134,717  2,554,046       0.1%
   LG Hausys, Ltd.                                          42,760  3,531,633       0.1%
   LG International Corp.                                  206,725  5,023,764       0.1%
*  LG Life Sciences, Ltd.                                   72,975  3,960,086       0.1%
#  Lion Chemtech Co., Ltd.                                  44,066    677,552       0.0%
#* LIS Co., Ltd.                                            58,881    624,064       0.0%
#* Liveplex Co., Ltd.                                      114,154    180,076       0.0%
#  LMS Co., Ltd.                                            32,869    217,351       0.0%
#  Lock&Lock Co., Ltd.                                     154,467  1,804,905       0.1%
#* LOT Vacuum Co., Ltd.                                     47,816    560,975       0.0%
#  LOTTE Fine Chemical Co., Ltd.                           124,880  3,162,080       0.1%
   Lotte Food Co., Ltd.                                      4,489  2,709,361       0.1%
#  LOTTE Himart Co., Ltd.                                   63,229  2,434,760       0.1%
#* Lotte Non-Life Insurance Co., Ltd.                      491,746  1,168,006       0.0%
#  LS Industrial Systems Co., Ltd.                          99,113  3,386,725       0.1%
*  Lumens Co., Ltd.                                        317,869  1,116,082       0.0%
#* Macrogen, Inc.                                           55,801  1,619,957       0.1%
#  Maeil Dairy Industry Co., Ltd.                           43,227  1,278,989       0.0%
#* Majestar Co., Ltd.                                       62,429    153,534       0.0%
#  Mcnex Co., Ltd.                                          38,722    676,380       0.0%
#  MDS Technology Co., Ltd.                                 37,380    577,681       0.0%
#* Mediana Co., Ltd.                                        14,403    211,832       0.0%
#* Medipost Co., Ltd.                                        3,841    189,875       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  MegaStudy Co., Ltd.                                        17,540 $  495,637       0.0%
   MegaStudyEdu Co., Ltd.                                      4,919    203,229       0.0%
#* Melfas, Inc.                                              117,692    757,716       0.0%
#  META BIOMED Co., Ltd.                                     111,359    428,229       0.0%
#* Mgame Corp.                                               104,234    475,178       0.0%
   Mi Chang Oil Industrial Co., Ltd.                           3,418    262,896       0.0%
#* MiCo, Ltd.                                                127,762    334,543       0.0%
#  Minwise Co., Ltd.                                          20,120    523,066       0.0%
   Mirae Asset Life Insurance Co., Ltd.                      108,819    444,868       0.0%
   Mirae Asset Securities Co., Ltd.                           33,003    650,886       0.0%
#* Mirae Corp.                                             2,226,388    546,282       0.0%
   Miwon Chemicals Co., Ltd.                                   2,801    176,899       0.0%
*  Miwon Commercial Co., Ltd.                                    716    145,588       0.0%
#  Miwon Specialty Chemical Co., Ltd.                          1,261    441,922       0.0%
#  MK Electron Co., Ltd.                                     108,089    792,645       0.0%
#  MK Trend Co., Ltd.                                         14,942    168,079       0.0%
#* MNTech Co., Ltd.                                          110,847    549,549       0.0%
*  Mobase Co., Ltd.                                           12,004     78,698       0.0%
#  Moda-InnoChips Co., Ltd.                                   14,702    129,712       0.0%
#  Modetour Network, Inc.                                     67,726  1,567,624       0.1%
#  Monalisa Co., Ltd.                                         74,859    398,969       0.0%
#  MonAmi Co., Ltd.                                          112,097    423,819       0.0%
#  Moorim P&P Co., Ltd.                                      143,600    511,016       0.0%
#* Moorim Paper Co., Ltd.                                    149,278    361,490       0.0%
#  Motonic Corp.                                              74,383    602,143       0.0%
#  Muhak Co., Ltd.                                            93,736  1,862,582       0.1%
#  Multicampus Co, Ltd.                                       15,467    512,502       0.0%
   Myungmoon Pharm Co., Ltd.                                  14,782     56,675       0.0%
#  Namhae Chemical Corp.                                     149,878  1,066,396       0.0%
#* Namsun Aluminum Co., Ltd.                                 496,334    510,367       0.0%
#  Namyang Dairy Products Co., Ltd.                            2,135  1,257,745       0.0%
#* Nanos Co., Ltd.                                            38,381     46,163       0.0%
#  Nasmedia Co., Ltd.                                         12,339    449,064       0.0%
#* Naturalendo Tech Co., Ltd.                                 64,724  1,086,936       0.0%
#  NeoPharm Co., Ltd.                                         29,758    743,311       0.0%
#* Neowiz Games Corp.                                         94,998    895,639       0.0%
#  NEOWIZ HOLDINGS Corp.                                      32,763    450,522       0.0%
   NEPES Corp.                                               109,020    671,146       0.0%
#  Nexen Corp.                                               318,545  2,223,621       0.1%
   Nexen Tire Corp.                                          222,957  2,557,713       0.1%
#* Nexon GT Co., Ltd.                                         99,540    696,219       0.0%
#* NHN Entertainment Corp.                                   114,640  5,022,904       0.1%
#  NHN KCP Corp.                                              73,297  1,093,901       0.0%
   NICE Holdings Co., Ltd.                                   104,644  1,539,572       0.1%
#  Nice Information & Telecommunication, Inc.                 34,484  1,101,438       0.0%
#  NICE Information Service Co., Ltd.                        250,895  1,678,559       0.1%
#  NICE Total Cash Management Co., Ltd.                       90,510    439,774       0.0%
#* NK Co., Ltd.                                              199,266    837,353       0.0%
#  Nong Shim Holdings Co., Ltd.                               11,007    970,711       0.0%
#  Nong Woo Bio Co., Ltd.                                     49,150    898,585       0.0%
#  Noroo Holdings Co., Ltd.                                   13,599    198,534       0.0%
#  NOROO Paint & Coatings Co., Ltd.                           61,681    498,299       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
SOUTH KOREA -- (Continued)
   NPC                                                        64,609 $  355,617       0.0%
#* NS Shopping Co., Ltd.                                      11,131  1,603,210       0.1%
#* Nuri Telecom Co., Ltd.                                     31,698    279,557       0.0%
#* NUVOTEC Co., Ltd.                                         153,125    671,699       0.0%
#* Omnisystem Co., Ltd.                                      224,193    455,674       0.0%
#* ONDA Entertainment Co., Ltd.                              145,154    378,899       0.0%
#  Openbase, Inc.                                            157,637    487,643       0.0%
   Opto Device Technology Co., Ltd.                           44,104    321,211       0.0%
#* OPTRON-TEC, Inc.                                          103,096    496,593       0.0%
#* Orientbio, Inc.                                           623,111    905,256       0.0%
#* OSANGJAIEL Co., Ltd.                                       20,524    173,828       0.0%
#* Osstem Implant Co., Ltd.                                   74,682  3,552,976       0.1%
#* Osung LST Co., Ltd.                                       246,799    266,581       0.0%
#  Pan-Pacific Co., Ltd.                                     171,209    438,659       0.0%
   Pang Rim Co., Ltd.                                         10,174    214,602       0.0%
#* PaperCorea, Inc.                                        1,219,517    617,172       0.0%
#  Paradise Co., Ltd.                                        292,001  3,311,112       0.1%
#* PARK & OPC Co., Ltd.                                       74,501    229,996       0.0%
#  Partron Co., Ltd.                                         275,186  2,147,291       0.1%
#* Paru Co., Ltd.                                            190,571    675,272       0.0%
#* People & Technologies, Inc.                                20,535    219,136       0.0%
#  PHARMA RESEARCH PRODUCTS Co., Ltd.                         12,959    480,759       0.0%
#* Pharmicell Co., Ltd.                                       85,904    345,420       0.0%
#* Phoenix Materials Co., Ltd.                               283,075    385,892       0.0%
#  Pixelplus Co., Ltd.                                        12,581    173,493       0.0%
*  PNE Solution Co., Ltd.                                      4,186     22,920       0.0%
#* Pobis TNC Co., Ltd.                                       210,581    581,019       0.0%
   Poongsan Corp.                                            144,872  4,402,220       0.1%
#  Poongsan Holdings Corp.                                    26,213  1,070,397       0.0%
   POSCO Chemtech Co., Ltd.                                  135,000  1,401,901       0.0%
   POSCO Coated & Color Steel Co., Ltd.                        3,374     79,695       0.0%
#* Posco ICT Co., Ltd.                                       349,835  1,749,151       0.1%
#  Posco M-Tech Co., Ltd.                                     98,238    231,504       0.0%
#* Power Logics Co., Ltd.                                    162,580    526,447       0.0%
   PS TEC Co., Ltd.                                            6,466     31,655       0.0%
#  PSK, Inc.                                                  90,777  1,097,616       0.0%
#  Pulmuone Co., Ltd.                                          6,862    709,596       0.0%
#  Pyeong Hwa Automotive Co., Ltd.                            76,039    776,395       0.0%
#* RaonSecure Co., Ltd.                                      138,657    328,544       0.0%
#* Redrover Co., Ltd.                                        119,769    585,719       0.0%
#  Reyon Pharmaceutical Co., Ltd.                             31,093    691,272       0.0%
#  RFsemi Technologies, Inc.                                  30,415    278,945       0.0%
#  RFTech Co., Ltd.                                           80,741    482,839       0.0%
#  Robostar Co., Ltd.                                         20,153    230,902       0.0%
#  S Net Systems, Inc.                                        71,831    383,430       0.0%
*  S&C Engine Group, Ltd.                                     27,630     35,528       0.0%
#* S&S Tech Corp.                                             96,305    685,829       0.0%
#  S&T Corp.                                                  14,935    231,950       0.0%
   S&T Dynamics Co., Ltd.                                    160,725  1,298,321       0.0%
   S&T Holdings Co., Ltd.                                     44,917    586,726       0.0%
#  S&T Motiv Co., Ltd.                                        56,847  2,030,087       0.1%
#* S-Connect Co., Ltd.                                       321,437    579,780       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  S-Energy Co., Ltd.                                       60,670 $  521,965       0.0%
#* S-MAC Co., Ltd.                                         109,233    635,427       0.0%
#  Saeron Automotive Corp.                                   2,640     18,443       0.0%
#* Sajo Industries Co., Ltd.                                16,135    879,845       0.0%
#* Sajodongaone Co., Ltd.                                  149,799    218,212       0.0%
*  SAJOHAEPYO Corp.                                            574      6,091       0.0%
#  Sam Chun Dang Pharm Co., Ltd.                            87,350    755,335       0.0%
#* SAM KANG M&T Co., Ltd.                                   48,193    367,153       0.0%
#  Sam Young Electronics Co., Ltd.                          73,583    716,249       0.0%
#  Sam Yung Trading Co., Ltd.                               64,634    993,458       0.0%
   Sam-A Pharm Co., Ltd.                                     4,439     80,967       0.0%
#  Sambo Motors Co., Ltd.                                   13,687     87,657       0.0%
#  Samchully Co., Ltd.                                      17,242  1,469,732       0.0%
#  Samchuly Bicycle Co., Ltd.                               50,784    624,487       0.0%
#  Samho Development Co., Ltd.                              64,551    183,285       0.0%
#* Samho International Co., Ltd.                            41,074    627,520       0.0%
#  SAMHWA Paints Industrial Co., Ltd.                       57,633    563,095       0.0%
#  Samick Musical Instruments Co., Ltd.                    408,541    819,876       0.0%
#  Samick THK Co., Ltd.                                     64,848    594,579       0.0%
#* Samji Electronics Co., Ltd.                               8,013     57,688       0.0%
#  Samjin LND Co., Ltd.                                     98,862    253,596       0.0%
#  Samjin Pharmaceutical Co., Ltd.                          60,993  1,681,894       0.1%
#  Samkee Automotive Co., Ltd.                             109,961    348,729       0.0%
#  Samkwang Glass                                           20,201  1,059,051       0.0%
#  Sammok S-Form Co., Ltd.                                  51,954    625,745       0.0%
#* SAMT Co., Ltd.                                          430,729    631,630       0.0%
#  Samwha Capacitor Co., Ltd.                               52,675    459,188       0.0%
   Samyang Corp.                                            20,745  1,862,751       0.1%
#  Samyang Foods Co., Ltd.                                  18,333    615,376       0.0%
   Samyang Holdings Corp.                                   23,672  2,581,000       0.1%
#  Samyang Tongsang Co., Ltd.                                9,663    414,747       0.0%
#* Samyoung Chemical Co., Ltd.                             136,867    186,582       0.0%
#  Sang-A Frontec Co., Ltd.                                 38,565    328,522       0.0%
#* Sangbo Corp.                                            143,028    428,118       0.0%
   Sangsin Brake                                            23,059    131,058       0.0%
#* Sapphire Technology Co., Ltd.                            42,273    194,765       0.0%
#  SaraminHR Co, Ltd.                                       34,236    533,774       0.0%
#  Satrec Initiative Co., Ltd.                              16,043    513,420       0.0%
#  SAVEZONE I&C Corp.                                       67,175    322,780       0.0%
#* SBI Investment Korea Co., Ltd.                          257,130    116,272       0.0%
   SBS Contents Hub Co., Ltd.                               44,268    340,997       0.0%
   SBS Media Holdings Co., Ltd.                            303,474    756,323       0.0%
#* SBW                                                     672,346  1,153,862       0.0%
#* SDN Co., Ltd.                                           168,490    269,916       0.0%
   Seah Besteel Corp.                                       87,900  1,779,231       0.1%
   SeAH Holdings Corp.                                       4,811    503,245       0.0%
   SeAH Steel Corp.                                         19,174  1,165,778       0.0%
#  Sebang Co., Ltd.                                         65,269    857,979       0.0%
   Sebang Global Battery Co., Ltd.                          43,127  1,397,110       0.0%
#* Seegene, Inc.                                            58,471  1,543,854       0.1%
#  Sejong Industrial Co., Ltd.                              70,108    631,411       0.0%
#  Sejoong Co., Ltd.                                        52,023    195,413       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                PERCENTAGE
                                                           SHARES   VALUE++   OF NET ASSETS**
                                                           ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Sekonix Co., Ltd.                                        52,235 $  586,175       0.0%
#  Sempio Foods Co.(6125651)                                 6,723    239,534       0.0%
#* Sempio Foods Co.(BD20Q99)                                14,221    390,246       0.0%
   Semyung Electric Machinery Co., Ltd.                      9,493     46,341       0.0%
#* Seobu T&D                                               104,342  1,812,836       0.1%
#  Seohan Co., Ltd.                                        516,097    943,159       0.0%
#* Seohee Construction Co., Ltd.                           915,963  1,213,743       0.0%
#  Seondo Electric Co., Ltd.                                91,667    314,072       0.0%
#  Seoul Auction Co., Ltd.                                  68,177    763,389       0.0%
#  Seoul Pharma Co., Ltd.                                   22,333    190,357       0.0%
#  Seoul Semiconductor Co., Ltd.                           258,693  3,088,613       0.1%
#* Seowon Co., Ltd.                                        142,797    214,270       0.0%
#  SEOWONINTECH Co., Ltd.                                   60,461    576,082       0.0%
#  Seoyon Co., Ltd.                                        109,742  1,063,907       0.0%
#* Seven Star Works Co., Ltd.                               38,147    199,626       0.0%
#* Sewon Cellontech Co., Ltd.                              297,955    758,742       0.0%
   Sewon Precision Industry Co., Ltd.                       21,670    357,859       0.0%
#  SEWOONMEDICAL Co., Ltd.                                 134,549    541,521       0.0%
#  SFA Engineering Corp.                                    66,452  3,356,941       0.1%
#* SFA Semicon Co, Ltd.                                    430,938    831,853       0.0%
#* SG Corp.                                                865,420    920,827       0.0%
#* SG&G Corp.                                               38,791    128,590       0.0%
#* SGA Co., Ltd.                                           451,222    446,657       0.0%
#  SH Energy & Chemical Co., Ltd.                          555,590    750,646       0.0%
#* Shin Poong Pharmaceutical Co., Ltd.                     222,921  1,183,828       0.0%
#* Shinil Industrial Co., Ltd.                             301,022    461,556       0.0%
#  Shinsegae Engineering & Construction Co., Ltd.           16,233    569,998       0.0%
#  Shinsegae Food Co., Ltd.                                  2,696    340,168       0.0%
#  Shinsegae Information & Communication Co., Ltd.           7,550    429,330       0.0%
#  Shinsegae International, Inc.                            17,519  1,197,380       0.0%
*  Shinsung Solar Energy Co., Ltd.(B3CCL56)                 50,127    182,420       0.0%
*  Shinsung Solar Energy Co., Ltd.(6149316)                446,603  1,011,444       0.0%
#* Shinsung Tongsang Co., Ltd.                             705,326    750,087       0.0%
#* Shinwha Intertek Corp.                                  174,909    503,067       0.0%
#* Shinwon Corp.                                           173,143    247,958       0.0%
#  Shinyoung Securities Co., Ltd.                           21,520    934,745       0.0%
#  SHOWBOX Corp.                                           187,747    982,969       0.0%
#* Signetics Corp.                                         318,976    489,622       0.0%
#* SIGONG TECH Co., Ltd.                                    85,687    388,934       0.0%
#  Silicon Works Co., Ltd.                                  71,417  1,668,649       0.1%
#  Silla Co., Ltd.                                          38,828    476,499       0.0%
#* SIMMTECH HOLDINGS Co., Ltd.                             217,148    502,853       0.0%
#  SIMPAC, Inc.                                             85,286    365,131       0.0%
   Sindoh Co., Ltd.                                         15,760    723,097       0.0%
#  Sinjin SM Co., Ltd.                                      13,589    105,510       0.0%
#  SJM Co., Ltd.                                            34,349    184,432       0.0%
#  SK Bioland Co., Ltd.                                     61,850    994,936       0.0%
#* SK Communications Co., Ltd.                             103,928    239,428       0.0%
#  SK D&D Co., Ltd.                                          9,764    394,511       0.0%
   SK Gas, Ltd.                                             27,438  2,305,991       0.1%
   SK Materials Co., Ltd.                                   20,442  2,780,521       0.1%
   SK Networks Co., Ltd.                                   276,651  1,572,298       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#* SK Securities Co., Ltd.                                 2,907,394 $2,630,054       0.1%
#  SKC Co., Ltd.                                             144,875  3,417,812       0.1%
#* SKC Solmics Co., Ltd.                                      82,117    220,553       0.0%
#  SKCKOLONPI, Inc.                                           99,044  1,071,455       0.0%
   SL Corp.                                                   93,069  1,238,989       0.0%
#* SM Culture & Contents Co., Ltd.                           169,565    298,775       0.0%
#* SM Entertainment Co.                                      116,112  2,766,238       0.1%
#  SMCo.re, Inc.                                              36,352    235,229       0.0%
#  SMEC Co., Ltd.                                            123,903    405,554       0.0%
#* SNTEK Co., Ltd.                                             5,937     42,968       0.0%
#* SNU Precision Co., Ltd.                                    75,834    309,327       0.0%
#* Solborn, Inc.                                              94,578    494,255       0.0%
#  Solid, Inc.                                               110,705    227,894       0.0%
#  Songwon Industrial Co., Ltd.                              100,166  1,533,762       0.1%
#* Sonokong Co., Ltd.                                        121,644    722,500       0.0%
#* Soosan Heavy Industries Co., Ltd.                         195,249    348,298       0.0%
#  Soulbrain Co., Ltd.                                        57,380  3,127,007       0.1%
   SPG Co., Ltd.                                              35,735    163,814       0.0%
#  Spigen Korea Co., Ltd.                                     16,869    754,815       0.0%
*  Ssangyong Cement Industrial Co., Ltd.                      36,758    515,157       0.0%
#  Ssangyong Materials Corp.                                  51,243    187,783       0.0%
*  Ssangyong Motor Co.                                        59,261    380,541       0.0%
#  Suheung Co., Ltd.                                          37,383  1,292,297       0.0%
   Sun Kwang Co., Ltd.                                        10,307    162,924       0.0%
#  Sunchang Corp.                                             52,644    472,472       0.0%
#* SundayToz Corp.                                            33,383    820,945       0.0%
   Sung Bo Chemicals Co., Ltd.                                13,612     66,619       0.0%
#  Sung Kwang Bend Co., Ltd.                                 117,986    969,096       0.0%
#  Sungchang Enterprise Holdings, Ltd.                       422,410  1,123,325       0.0%
#* Sungshin Cement Co., Ltd.                                 109,211    725,231       0.0%
#  Sungwoo Hitech Co., Ltd.                                  229,299  1,535,080       0.1%
#  Sunjin Co., Ltd.                                           26,478    608,174       0.0%
#* Suprema HQ, Inc.                                           36,612    261,183       0.0%
#* Suprema, Inc.                                              33,897    703,729       0.0%
#* Synopex, Inc.                                             386,550    568,603       0.0%
#  Systems Technology, Inc.                                   61,460    659,396       0.0%
   Tae Kyung Industrial Co., Ltd.                             39,841    168,525       0.0%
   Taekwang Industrial Co., Ltd.                               2,468  1,808,784       0.1%
#* Taewoong Co., Ltd.                                         66,164  1,593,576       0.1%
#* Taeyoung Engineering & Construction Co., Ltd.             246,613  1,049,356       0.0%
*  Taihan Textile Co., Ltd.                                      844     46,432       0.0%
   Tailim Packaging Co., Ltd.                                195,880    523,213       0.0%
#* TBH Global Co., Ltd.                                       62,422    449,853       0.0%
#  TechWing, Inc.                                             64,388    707,326       0.0%
*  Tera Semicon Co., Ltd.                                     45,083    966,819       0.0%
#  TES Co., Ltd.                                              88,898  1,665,323       0.1%
#* Texcell-NetCom Co., Ltd.                                  207,729  1,141,771       0.0%
#* Theragen Etex Co., Ltd.                                    42,112    196,831       0.0%
#* Thinkware Systems Corp.                                    36,138    357,775       0.0%
#* TK Chemical Corp.                                         283,667    477,716       0.0%
#  TK Corp.                                                   96,322    711,889       0.0%
#  TLI, Inc.                                                   7,937     41,294       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#  Tokai Carbon Korea Co., Ltd.                               30,799 $  887,500       0.0%
#  Tong Yang Moolsan Co., Ltd.                               275,330    608,709       0.0%
#* Tongyang Cement & Energy Corp.                            100,916    316,627       0.0%
   Tongyang Life Insurance Co, Ltd.                          299,494  3,137,746       0.1%
#  Tongyang, Inc.                                          1,006,713  2,825,377       0.1%
#  Tonymoly Co., Ltd.                                         14,675    489,096       0.0%
#* Top Engineering Co., Ltd.                                  58,093    298,334       0.0%
#  Toptec Co., Ltd.                                          106,365  1,781,369       0.1%
#  Tovis Co., Ltd.                                            99,579    730,631       0.0%
#* Trais Co., Ltd.                                            24,456     41,762       0.0%
#  TS Corp.                                                   28,650    601,817       0.0%
#  UBCare Co., Ltd.                                          120,088    363,278       0.0%
#  Ubiquoss, Inc.                                             82,502    802,645       0.0%
#* Ubivelox, Inc.                                             25,329    223,192       0.0%
#  Ugint Co., Ltd.                                            90,570    710,788       0.0%
#  Uju Electronics Co., Ltd.                                  42,498    555,065       0.0%
#  Unid Co., Ltd.                                             35,003  1,429,500       0.0%
#  Union Semiconductor Equipment & Materials Co., Ltd.        80,048    768,316       0.0%
#  Uniquest Corp.                                             16,238     69,778       0.0%
#* Unison Co., Ltd.                                           65,618     87,562       0.0%
#  UniTest, Inc.                                             110,582  1,301,718       0.0%
#  Value Added Technologies Co., Ltd.                         47,435  1,300,829       0.0%
#  Very Good Leisure Co., Ltd.                                25,853    187,252       0.0%
#  Viatron Technologies, Inc.                                 66,218  1,164,865       0.0%
#  Vieworks Co., Ltd.                                         48,297  2,593,628       0.1%
#  Visang Education, Inc.                                     41,327    543,035       0.0%
#  Vitzrocell Co., Ltd.                                       71,319    675,991       0.0%
#* Webzen, Inc.                                              104,675  1,569,289       0.1%
#* Welcron Co., Ltd.                                         126,131    367,221       0.0%
#* WeMade Entertainment Co., Ltd.                             63,199  1,072,653       0.0%
#  Whanin Pharmaceutical Co., Ltd.                            79,288  1,010,639       0.0%
#  WillBes & Co. (The)                                       319,383    766,930       0.0%
#* Winix, Inc.                                                44,681    325,347       0.0%
#  Wins Co., Ltd.                                             51,535    519,441       0.0%
#  WiSoL Co., Ltd.                                           106,318  1,239,181       0.0%
#* WIZIT Co., Ltd.                                           421,252    447,123       0.0%
#* WONIK CUBE Corp.                                           13,011     28,503       0.0%
#* Wonik Holdings Co., Ltd.                                  202,412  1,145,602       0.0%
*  WONIK IPS Co., Ltd.                                       176,725  3,589,548       0.1%
#* Wonik Materials Co., Ltd.                                  23,196  1,438,977       0.0%
#* Wonik QnC Corp.                                            53,164    747,263       0.0%
   Woojin, Inc.                                                2,070     11,817       0.0%
#* Woongjin Co., Ltd.                                        312,912    732,530       0.0%
#* Woongjin Energy Co., Ltd.                                 101,365    489,415       0.0%
#* Woongjin Thinkbig Co., Ltd.                               157,405  1,310,856       0.0%
*  Wooree ETI Co., Ltd.                                      121,728    151,993       0.0%
#* Woori Investment Bank Co., Ltd.                         2,611,217  1,562,383       0.1%
#* Woori Technology, Inc.                                    485,786    307,902       0.0%
#* Wooridul Pharmaceutical, Ltd.                              53,501    882,687       0.0%
#  Woory Industrial Co., Ltd.                                 25,294    531,407       0.0%
#* Woosu AMS Co., Ltd.                                        61,328    182,360       0.0%
#  WooSung Feed Co., Ltd.                                    122,004    365,130       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES     VALUE++    OF NET ASSETS**
                                                           --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#  Y G-1 Co., Ltd.                                            83,466 $    659,623       0.0%
#* YD Online Corp.                                           134,417      470,186       0.0%
#* YeaRimDang Publishing Co., Ltd.                            71,925      266,740       0.0%
#  Yeong Hwa Metal Co., Ltd.                                 189,002      278,642       0.0%
#  YES24 Co., Ltd.                                            43,089      197,821       0.0%
   YESCO Co., Ltd.                                            16,083      529,162       0.0%
#  YG Entertainment, Inc.                                     59,260    1,514,625       0.0%
#* YG Plus                                                    60,153      126,871       0.0%
#  YJM Games Co., Ltd.                                       118,493      460,186       0.0%
#  Yoosung Enterprise Co., Ltd.                              142,242      502,138       0.0%
#  YooSung T&S Co., Ltd.                                      88,710      450,195       0.0%
#  Youlchon Chemical Co., Ltd.                                68,404      809,453       0.0%
#  Young Heung Iron & Steel Co., Ltd.                        287,784      428,813       0.0%
*  Young Poong Mining & Construction Corp.                     1,580           --       0.0%
#  Young Poong Precision Corp.                                79,593      582,856       0.0%
#  Youngone Holdings Co., Ltd.                                35,377    1,780,068       0.1%
*  YTN Co., Ltd.                                              73,837      167,346       0.0%
#* Yuanta Securities Korea Co., Ltd.                         635,447    1,737,007       0.1%
#  YuHwa Securities Co., Ltd.                                 13,060      178,981       0.0%
#* Yungjin Pharmaceutical Co., Ltd.                           22,517      171,856       0.0%
#* Yuyang DNU Co., Ltd.                                      184,328      514,844       0.0%
*  ZeroOne Interactive Co., Ltd.                               3,200           --       0.0%
#  Zeus Co., Ltd.                                             35,124      381,366       0.0%
*  Zungwon En-Sys, Inc.                                       49,093      128,881       0.0%
                                                                     ------------      ----
TOTAL SOUTH KOREA                                                     725,273,437      13.1%
                                                                     ------------      ----
TAIWAN -- (13.4%)
#  A-DATA Technology Co., Ltd.                             1,519,879    2,361,527       0.1%
   Ability Enterprise Co., Ltd.                            1,706,293      837,075       0.0%
#  AcBel Polytech, Inc.                                    2,709,599    2,004,442       0.1%
#  Accton Technology Corp.                                 3,104,763    4,957,895       0.1%
#  ACES Electronic Co., Ltd.                                 605,000      461,696       0.0%
#  Achem Technology Corp.                                  1,616,860      552,465       0.0%
#* Acme Electronics Corp.                                    529,000      215,744       0.0%
#  Acter Co., Ltd.                                           211,000      567,206       0.0%
#  Actron Technology Corp.                                   395,150    1,294,730       0.0%
#  Addcn Technology Co., Ltd.                                 51,300      326,298       0.0%
#  Adlink Technology, Inc.                                   810,031    1,566,559       0.0%
#  Advanced Ceramic X Corp.                                  265,000    2,119,062       0.1%
*  Advanced Connectek, Inc.                                1,202,000      320,479       0.0%
   Advanced International Multitech Co., Ltd.                501,000      318,902       0.0%
#  Advanced Wireless Semiconductor Co.                       885,000    1,378,816       0.0%
#  Advancetek Enterprise Co., Ltd.                           977,779      557,710       0.0%
#* AGV Products Corp.                                      3,358,433      800,303       0.0%
#  AimCore Technology Co., Ltd.                              334,589      193,810       0.0%
   Alcor Micro Corp.                                         312,000      192,722       0.0%
#* ALI Corp.                                               2,195,000    1,152,236       0.0%
   All Ring Tech Co., Ltd.                                    55,000       89,268       0.0%
   Allis Electric Co., Ltd.                                   54,000       16,843       0.0%
#  Alltek Technology Corp.                                   671,855      536,986       0.0%
#  Alltop Technology Co., Ltd.                               250,000      558,995       0.0%
#  Alpha Networks, Inc.                                    2,014,386    1,159,007       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Altek Corp.                                              1,805,945 $1,290,886       0.0%
#  Amazing Microelectronic Corp.                              120,000    193,179       0.0%
#  Ambassador Hotel (The)                                   1,612,000  1,261,928       0.0%
#  AMICCOM Electronics Corp.                                   99,000    122,301       0.0%
   AMPOC Far-East Co., Ltd.                                   320,444    255,505       0.0%
#  AmTRAN Technology Co., Ltd.                              4,808,951  3,808,721       0.1%
#  Anpec Electronics Corp.                                    336,590    305,974       0.0%
   Apacer Technology, Inc.                                    524,325    550,593       0.0%
#* APCB, Inc.                                                 732,000    518,792       0.0%
#  Apex Biotechnology Corp.                                   654,483    863,495       0.0%
#  Apex International Co., Ltd.                               665,293    713,598       0.0%
#  Apex Medical Corp.                                         433,500    476,655       0.0%
#  Apex Science & Engineering                               1,046,132    265,941       0.0%
#  Arcadyan Technology Corp.                                  921,718  1,674,065       0.0%
   Ardentec Corp.                                           2,772,274  2,064,699       0.1%
*  Arima Communications Corp.                               1,189,719    185,470       0.0%
#* Asia Optical Co., Inc.                                   1,615,000  1,489,858       0.0%
#* Asia Plastic Recycling Holding, Ltd.                     1,077,842    613,155       0.0%
#  Asia Polymer Corp.                                       1,862,987  1,077,638       0.0%
#  Asia Vital Components Co., Ltd.                          2,146,058  1,606,082       0.0%
#  ASMedia Technology, Inc.                                   153,000  1,192,028       0.0%
#  ASPEED Technology, Inc.                                    105,599  1,521,153       0.0%
#  ASROCK, Inc.                                               141,000    169,349       0.0%
   Aten International Co., Ltd.                               604,479  1,516,348       0.0%
#  Audix Corp.                                                614,600    709,357       0.0%
#  AURAS Technology Co., Ltd.                                 289,148    912,988       0.0%
#  Aurora Corp.                                               688,499  1,112,232       0.0%
   AV Tech Corp.                                              100,000     68,579       0.0%
#  Avalue Technology, Inc.                                    164,000    320,799       0.0%
#  Avermedia Technologies                                     767,446    242,961       0.0%
*  Avision, Inc.                                              437,000     93,261       0.0%
#  AVY Precision Technology, Inc.                             327,670    520,516       0.0%
#  Awea Mechantronic Co., Ltd.                                273,210    245,301       0.0%
   Axiomtek Co., Ltd.                                         116,000    205,655       0.0%
   Bank of Kaohsiung Co., Ltd.                              2,798,079    783,849       0.0%
#  Basso Industry Corp.                                       681,900  1,833,825       0.1%
#  BenQ Materials Corp.                                     1,172,000    498,261       0.0%
#  BES Engineering Corp.                                   10,187,750  1,734,583       0.1%
#  Bionet Corp.                                               132,000    127,926       0.0%
   Bionime Corp.                                               59,000     86,248       0.0%
#* Biostar Microtech International Corp.                    1,025,975    292,169       0.0%
#  Bioteque Corp.                                             360,308  1,543,324       0.0%
#  Bizlink Holding, Inc.                                      542,954  2,748,611       0.1%
#  Boardtek Electronics Corp.                                 783,000    774,890       0.0%
   Bon Fame Co., Ltd.                                          39,000    208,025       0.0%
   Bothhand Enterprise, Inc.                                   87,000    134,626       0.0%
   Bright Led Electronics Corp.                               525,520    163,121       0.0%
#* Browave Corp.                                              181,000    263,066       0.0%
#* C Sun Manufacturing, Ltd.                                  722,221    364,234       0.0%
   C-Media Electronics, Inc.                                   45,000     39,543       0.0%
*  Cameo Communications, Inc.                                 393,818     75,896       0.0%
   Capital Futures Corp.                                       35,000     40,977       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Capital Securities Corp.                                12,873,142 $3,218,127       0.1%
#  Career Technology MFG. Co., Ltd.                         2,145,000  1,367,826       0.0%
#* Carnival Industrial Corp.                                1,419,000    243,979       0.0%
   Cathay Chemical Works                                       30,000     14,123       0.0%
   Cathay Real Estate Development Co., Ltd.                 3,605,700  1,848,327       0.1%
   Celxpert Energy Corp.                                       44,000     24,966       0.0%
#* Center Laboratories, Inc.                                  106,000    217,721       0.0%
#  Central Reinsurance Co., Ltd.                              919,410    401,976       0.0%
#  ChainQui Construction Development Co., Ltd.                379,083    224,812       0.0%
*  Champion Building Materials Co., Ltd.                    2,163,851    476,427       0.0%
#  Champion Microelectronic Corp.                             190,922    226,756       0.0%
   Chang Wah Electromaterials, Inc.                           213,905  1,005,749       0.0%
#  Channel Well Technology Co., Ltd.                          859,000    822,376       0.0%
#  Charoen Pokphand Enterprise                              1,305,985  1,856,340       0.1%
#  Chaun-Choung Technology Corp.                              409,000  1,803,154       0.1%
#  CHC Healthcare Group                                        92,000    127,466       0.0%
#  CHC Resources Corp.                                        398,348    677,804       0.0%
#  Chen Full International Co., Ltd.                          610,000    941,689       0.0%
#  Chenbro Micom Co., Ltd.                                    357,000    584,290       0.0%
   Cheng Loong Corp.                                        5,698,383  2,065,483       0.1%
#  Cheng Uei Precision Industry Co., Ltd.                   2,954,331  3,614,911       0.1%
#  Chenming Mold Industry Corp.                               470,437    272,369       0.0%
   Chia Chang Co., Ltd.                                       878,000    672,959       0.0%
#  Chia Hsin Cement Corp.                                   1,788,121    504,781       0.0%
   Chian Hsing Forging Industrial Co., Ltd.                    10,000     13,338       0.0%
#  Chicony Power Technology Co., Ltd.                         276,210    448,591       0.0%
#  Chien Kuo Construction Co., Ltd.                         1,568,312    420,383       0.0%
#  Chilisin Electronics Corp.                                 559,315  1,221,417       0.0%
#  Chime Ball Technology Co., Ltd.                            119,698    145,115       0.0%
#  Chimei Materials Technology Corp.                        2,077,900    816,418       0.0%
#  Chin-Poon Industrial Co., Ltd.                           2,503,207  4,793,645       0.1%
   China Bills Finance Corp.                                1,040,000    416,787       0.0%
#  China Chemical & Pharmaceutical Co., Ltd.                1,852,000  1,043,620       0.0%
#  China Ecotek Corp.                                         200,000    284,878       0.0%
#* China Electric Manufacturing Corp.                       1,352,900    318,526       0.0%
   China General Plastics Corp.                             2,144,147  1,713,730       0.1%
   China Glaze Co., Ltd.                                      507,002    209,205       0.0%
#  China Man-Made Fiber Corp.                               3,697,972    894,436       0.0%
   China Metal Products                                     1,714,603  1,689,224       0.0%
   China Motor Corp.                                          383,609    300,419       0.0%
#* China Petrochemical Development Corp.                   16,055,000  4,584,395       0.1%
#  China Steel Chemical Corp.                                 597,554  2,050,820       0.1%
#  China Steel Structure Co., Ltd.                            585,000    406,272       0.0%
#  China Synthetic Rubber Corp.                             3,261,573  2,559,579       0.1%
*  China United Trust & Investment Corp.                      164,804         --       0.0%
#  China Wire & Cable Co., Ltd.                               568,800    271,950       0.0%
   Chinese Maritime Transport, Ltd.                           556,594    425,923       0.0%
   Chipbond Technology Corp.                                1,616,000  2,230,822       0.1%
#* ChipMOS TECHNOLOGIES, Inc.                                 352,000    313,920       0.0%
#  Chlitina Holding, Ltd.                                     234,000  1,024,379       0.0%
#  Chong Hong Construction Co., Ltd.                        1,043,666  1,713,524       0.1%
*  Chou Chin Industrial Co., Ltd.                                 825         --       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Chroma ATE, Inc.                                         1,847,821 $4,683,626       0.1%
#  Chun YU Works & Co., Ltd.                                1,382,000    568,782       0.0%
   Chun Yuan Steel                                          2,283,529    780,909       0.0%
*  Chung Hung Steel Corp.                                   5,920,979  1,352,322       0.0%
#  Chung Hwa Pulp Corp.                                     2,943,405    834,943       0.0%
   Chung-Hsin Electric & Machinery Manufacturing Corp.      2,618,375  1,468,313       0.0%
#  Chunghwa Chemical Synthesis & Biotech Co., Ltd.            165,000    142,562       0.0%
*  Chunghwa Picture Tubes, Ltd.                            14,410,000    705,086       0.0%
   Chunghwa Precision Test Tech Co., Ltd.                       7,000    232,652       0.0%
#  Chyang Sheng Dyeing & Finishing Co., Ltd.                  297,000    171,818       0.0%
#  Cleanaway Co., Ltd.                                        459,000  2,440,754       0.1%
#  Clevo Co.                                                3,054,200  2,794,742       0.1%
*  CMC Magnetics Corp.                                     15,197,566  1,788,105       0.1%
*  Co-Tech Development Corp.                                  208,000    183,960       0.0%
   CoAdna Holdings, Inc.                                       44,000     79,310       0.0%
#  CoAsia Microelectronics Corp.                              803,397    347,074       0.0%
#  Coland Holdings, Ltd.                                      211,000    310,605       0.0%
#  Collins Co., Ltd.                                          562,431    189,828       0.0%
#  Compeq Manufacturing Co., Ltd.                           7,428,000  3,911,887       0.1%
#  Compucase Enterprise                                       199,000    274,058       0.0%
   Concord Securities Co., Ltd.                             3,059,000    600,607       0.0%
#  Continental Holdings Corp.                               3,343,320  1,090,169       0.0%
   Contrel Technology Co., Ltd.                               207,000    111,951       0.0%
   Coremax Corp.                                               59,000     79,029       0.0%
   Coretronic Corp.                                         3,022,200  3,127,256       0.1%
#  Cowealth Medical Holding Co., Ltd.                          95,000    152,042       0.0%
#  Coxon Precise Industrial Co., Ltd.                         820,000    782,334       0.0%
#  Creative Sensor, Inc.                                      134,000     85,050       0.0%
*  Crystalwise Technology, Inc.                                71,302     18,176       0.0%
#  CSBC Corp. Taiwan                                        2,980,610  1,235,576       0.0%
#  Cub Elecparts, Inc.                                        271,262  2,488,462       0.1%
#  CviLux Corp.                                               520,040    444,564       0.0%
#  Cyberlink Corp.                                            498,697    991,794       0.0%
#  CyberPower Systems, Inc.                                   264,000    754,626       0.0%
#  CyberTAN Technology, Inc.                                1,387,779    829,873       0.0%
#  Cypress Technology Co., Ltd.                                56,000    229,458       0.0%
#  D-Link Corp.                                             5,120,668  1,643,294       0.0%
#  DA CIN Construction Co., Ltd.                            1,001,711    599,446       0.0%
#  Da-Li Development Co., Ltd.                                976,189    612,493       0.0%
#  Dadi Early-Childhood Education Group Ltd.                   25,000    151,680       0.0%
   Dafeng TV, Ltd.                                            454,870    504,201       0.0%
#* Danen Technology Corp.                                   2,682,000    616,365       0.0%
   Darfon Electronics Corp.                                 1,769,550  1,036,284       0.0%
#  Darwin Precisions Corp.                                  2,422,635    937,067       0.0%
   Davicom Semiconductor, Inc.                                 52,888     35,622       0.0%
#  De Licacy Industrial Co., Ltd.                             928,798    765,242       0.0%
#  Delpha Construction Co., Ltd.                              839,931    352,351       0.0%
#  Depo Auto Parts Ind Co., Ltd.                              685,000  2,139,631       0.1%
*  Der Pao Construction Co., Ltd.                             902,078         --       0.0%
#  DFI, Inc.                                                  514,524    784,689       0.0%
#  Dimerco Express Corp.                                      645,000    421,583       0.0%
#  Dr Wu Skincare Co., Ltd.                                    13,000     88,924       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
   Draytek Corp.                                               42,000 $   39,426       0.0%
#  Dynacolor, Inc.                                            306,000    407,120       0.0%
*  Dynamic Electronics Co., Ltd.                            1,862,321    550,248       0.0%
   Dynapack International Technology Corp.                    971,000  1,270,261       0.0%
#  E Ink Holdings, Inc.                                     5,656,000  4,793,762       0.1%
#  E-Lead Electronic Co., Ltd.                                507,942    472,212       0.0%
#  E-Life Mall Corp.                                          446,000    853,615       0.0%
*  E-Ton Solar Tech Co., Ltd.                               2,396,209    741,518       0.0%
*  Eastern Media International Corp.                        2,757,889    655,239       0.0%
#  Edimax Technology Co., Ltd.                              1,297,108    416,821       0.0%
#  Edison Opto Corp.                                          810,000    344,817       0.0%
#  Edom Technology Co., Ltd.                                1,131,968    630,324       0.0%
#  eGalax_eMPIA Technology, Inc.                              346,703    555,785       0.0%
#  Elan Microelectronics Corp.                              2,597,715  2,938,217       0.1%
#  Elite Advanced Laser Corp.                                 669,520  2,434,275       0.1%
#  Elite Material Co., Ltd.                                 1,920,350  5,346,194       0.1%
   Elite Semiconductor Memory Technology, Inc.              1,732,200  1,845,222       0.1%
#  Elitegroup Computer Systems Co., Ltd.                    2,281,254    975,003       0.0%
#  eMemory Technology, Inc.                                   429,000  4,544,896       0.1%
#  Emerging Display Technologies Corp.                        646,000    200,525       0.0%
#  ENG Electric Co., Ltd.                                   1,161,465    613,675       0.0%
#  Ennoconn Corp.                                              40,972    649,253       0.0%
#  EnTie Commercial Bank Co., Ltd.                          2,226,603    849,367       0.0%
*  Episil Holdings, Inc.                                      282,000     89,210       0.0%
#* Epistar Corp.                                            4,325,000  2,936,578       0.1%
#  Eslite Spectrum Corp. (The)                                 25,000    144,770       0.0%
#  Eson Precision Ind. Co., Ltd.                              293,000    380,301       0.0%
#  Eternal Materials Co., Ltd.                              3,995,618  4,211,259       0.1%
   Etron Technology, Inc.                                   1,607,000    616,952       0.0%
#  Eurocharm Holdings Co., Ltd.                                79,000    223,600       0.0%
#  Everest Textile Co., Ltd.                                2,302,562  1,206,651       0.0%
   Evergreen International Storage & Transport Corp.        3,627,000  1,469,909       0.0%
#  Everlight Chemical Industrial Corp.                      3,210,606  2,030,949       0.1%
#  Everlight Electronics Co., Ltd.                          2,662,000  4,015,121       0.1%
#  Everspring Industry Co., Ltd.                              205,000    105,957       0.0%
#  Excelsior Medical Co., Ltd.                                602,217    859,885       0.0%
   Far Eastern Department Stores, Ltd.                      5,475,000  2,901,736       0.1%
   Far Eastern International Bank                          13,845,921  3,937,291       0.1%
#  Faraday Technology Corp.                                 1,470,788  1,463,239       0.0%
#* Farglory F T Z Investment Holding Co., Ltd.                485,000    211,179       0.0%
   Farglory Land Development Co., Ltd.                      1,722,000  1,979,255       0.1%
#  Federal Corp.                                            3,200,238  1,369,111       0.0%
#  Feedback Technology Corp.                                  235,000    453,947       0.0%
#  Feng Hsin Steel Co., Ltd.                                2,776,100  3,679,121       0.1%
   Fine Blanking & Tool Co., Ltd.                              13,000     17,511       0.0%
*  First Copper Technology Co., Ltd.                          791,000    169,504       0.0%
#  First Hotel                                                976,967    510,904       0.0%
#* First Insurance Co., Ltd, (The)                          1,157,179    414,403       0.0%
*  First Steamship Co., Ltd.                                2,484,218    563,266       0.0%
#  FLEXium Interconnect, Inc.                               1,835,522  5,219,486       0.1%
#  Flytech Technology Co., Ltd.                               709,309  2,335,524       0.1%
#  FocalTech Systems Co., Ltd.                              1,323,048  1,431,121       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#  Formosa Advanced Technologies Co., Ltd.                 1,096,000 $  766,029       0.0%
#  Formosa International Hotels Corp.                        305,329  1,711,998       0.0%
#  Formosa Laboratories, Inc.                                408,000  1,143,686       0.0%
#  Formosa Oilseed Processing Co., Ltd.                      708,567  1,164,349       0.0%
#  Formosa Optical Technology Co., Ltd.                      145,000    330,511       0.0%
   Formosan Rubber Group, Inc.                             2,677,501  1,245,707       0.0%
   Formosan Union Chemical                                 1,285,218    688,083       0.0%
#  Fortune Electric Co., Ltd.                                699,078    383,899       0.0%
   Founding Construction & Development Co., Ltd.           1,114,623    569,156       0.0%
   Foxlink Image Technology Co., Ltd.                        669,000    320,963       0.0%
#  Foxsemicon Integrated Technology, Inc.                    227,000    567,839       0.0%
#* Froch Enterprise Co., Ltd.                              1,216,189    369,017       0.0%
   FSP Technology, Inc.                                    1,036,427    791,252       0.0%
#  Fulgent Sun International Holding Co., Ltd.               355,827    701,189       0.0%
   Fullerton Technology Co., Ltd.                            399,600    289,625       0.0%
#  Fulltech Fiber Glass Corp.                              1,848,083    763,646       0.0%
   Fwusow Industry Co., Ltd.                                 823,751    403,212       0.0%
#  G Shank Enterprise Co., Ltd.                              773,281    617,328       0.0%
*  G Tech Optoelectronics Corp.                              809,354    530,434       0.0%
#  Gallant Precision Machining Co., Ltd.                     839,000    551,833       0.0%
#  Gamania Digital Entertainment Co., Ltd.                   669,000    602,528       0.0%
   Gemtek Technology Corp.                                 2,257,219  1,299,100       0.0%
#  General Interface Solution Holding, Ltd.                  634,000  1,689,375       0.0%
#  General Plastic Industrial Co., Ltd.                      232,553    315,329       0.0%
#  Generalplus Technology, Inc.                               77,000     91,722       0.0%
#* Genesis Photonics, Inc.                                 2,089,990    303,462       0.0%
   Genesys Logic, Inc.                                       326,000    411,308       0.0%
#* Genius Electronic Optical Co., Ltd.                       485,427    774,169       0.0%
*  Genmont Biotech, Inc.                                      48,000     31,505       0.0%
#  GeoVision, Inc.                                           398,931    599,900       0.0%
   Getac Technology Corp.                                  2,800,360  3,637,144       0.1%
#  Giantplus Technology Co., Ltd.                          1,585,900    857,102       0.0%
   Gigabyte Technology Co., Ltd.                           3,717,800  4,885,528       0.1%
#  Gigasolar Materials Corp.                                 163,880  2,065,339       0.1%
#* Gigastorage Corp.                                       2,094,561  1,503,350       0.0%
   Ginko International Co., Ltd.                              86,000    801,913       0.0%
#* Gintech Energy Corp.                                    3,308,297  2,362,040       0.1%
#* Global Brands Manufacture, Ltd.                         1,991,359    687,342       0.0%
#  Global Lighting Technologies, Inc.                        548,000  1,170,240       0.0%
#  Global Mixed Mode Technology, Inc.                        519,000  1,147,592       0.0%
#  Global PMX Co., Ltd.                                       83,000    379,967       0.0%
#  Global Unichip Corp.                                      610,000  1,554,046       0.0%
#  Globalwafers Co., Ltd.                                    418,048  1,030,377       0.0%
   Globe Union Industrial Corp.                            1,361,914    670,251       0.0%
#  Gloria Material Technology Corp.                        3,509,547  1,878,048       0.1%
#  Glory Science Co., Ltd.                                   330,296    587,242       0.0%
*  GlycoNex, Inc.                                             10,000     10,756       0.0%
#* Gold Circuit Electronics, Ltd.                          2,805,227    945,012       0.0%
   Golden Friends Corp.                                       44,000     48,449       0.0%
#  Goldsun Building Materials Co., Ltd.                    8,833,722  2,037,215       0.1%
#  Good Will Instrument Co., Ltd.                            237,869    154,465       0.0%
   Gourmet Master Co., Ltd.                                  157,000  1,408,915       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Grand Ocean Retail Group, Ltd.                             133,000 $   94,786       0.0%
#  Grand Pacific Petrochemical                              6,845,000  3,815,686       0.1%
#  Grand Plastic Technology Corp.                              81,000    521,192       0.0%
#  Grape King Bio, Ltd.                                       683,000  5,734,801       0.1%
#  Great China Metal Industry                               1,001,000    734,973       0.0%
#  Great Taipei Gas Co., Ltd.                               1,640,000  1,233,848       0.0%
   Great Wall Enterprise Co., Ltd.                          3,741,774  3,404,307       0.1%
   Greatek Electronics, Inc.                                1,517,000  1,915,196       0.1%
#* Green Energy Technology, Inc.                            2,304,457  1,263,765       0.0%
#  Green Seal Holding, Ltd.                                   274,000  1,453,537       0.0%
#* GTM Holdings Corp.                                         681,000    325,662       0.0%
#  Hakers Enterprise Co., Ltd.                                127,200    229,616       0.0%
   Hannstar Board Corp.                                     2,158,049  1,038,431       0.0%
#* HannStar Display Corp.                                  21,469,506  5,373,648       0.1%
*  HannsTouch Solution, Inc.                                3,604,805    883,891       0.0%
#  Hanpin Electron Co., Ltd.                                  222,000    319,350       0.0%
#* Harvatek Corp.                                             941,949    279,027       0.0%
#  Hey Song Corp.                                           2,000,750  2,046,010       0.1%
#  Hi-Clearance, Inc.                                         185,000    522,626       0.0%
#  HIM International Music, Inc.                               47,000    174,670       0.0%
#  Hiroca Holdings, Ltd.                                      393,448  1,370,747       0.0%
#  HiTi Digital, Inc.                                       1,013,935    416,976       0.0%
#  Hitron Technology, Inc.                                  1,757,213  1,150,555       0.0%
#* Ho Tung Chemical Corp.                                   5,527,391  1,356,272       0.0%
#  Hocheng Corp.                                            2,223,700    564,493       0.0%
   Hold-Key Electric Wire & Cable Co., Ltd.                   205,908     50,620       0.0%
#  Holiday Entertainment Co., Ltd.                            415,800    649,118       0.0%
#  Holtek Semiconductor, Inc.                               1,176,000  1,856,644       0.1%
#  Holy Stone Enterprise Co., Ltd.                          1,290,728  1,301,273       0.0%
#  Hong TAI Electric Industrial                               979,000    275,523       0.0%
#  Hong YI Fiber Industry Co.                                 414,652    254,966       0.0%
*  Horizon Securities Co., Ltd.                             2,760,000    492,038       0.0%
#  Hota Industrial Manufacturing Co., Ltd.                  1,199,128  5,011,278       0.1%
#  Hsin Kuang Steel Co., Ltd.                               1,458,443    861,922       0.0%
   Hsin Yung Chien Co., Ltd.                                  240,100    599,366       0.0%
#  Hsing TA Cement Co.                                        540,900    171,322       0.0%
#  Hu Lane Associate, Inc.                                    496,866  2,189,567       0.1%
*  HUA ENG Wire & Cable Co., Ltd.                           2,359,565    567,879       0.0%
#  Huaku Development Co., Ltd.                              1,759,816  3,097,612       0.1%
#  Huang Hsiang Construction Corp.                            754,800    922,518       0.0%
   Hung Ching Development & Construction Co., Ltd.            730,000    420,760       0.0%
   Hung Poo Real Estate Development Corp.                   1,710,185  1,406,264       0.0%
#  Hung Sheng Construction, Ltd.                            3,113,400  1,679,650       0.0%
#  Huxen Corp.                                                301,244    365,615       0.0%
#  Hwa Fong Rubber Co., Ltd.                                1,625,890    524,901       0.0%
#* Hwacom Systems, Inc.                                       442,000    140,512       0.0%
*  I-Chiun Precision Industry Co., Ltd.                       846,313    227,265       0.0%
#  I-Sheng Electric Wire & Cable Co., Ltd.                    664,000    925,270       0.0%
#  Ibase Technology, Inc.                                     758,073  1,575,811       0.0%
#* Ichia Technologies, Inc.                                 2,319,000  1,026,262       0.0%
#  Ideal Bike Corp.                                           862,263    293,613       0.0%
#  IEI Integration Corp.                                      755,209  1,123,670       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#  Infortrend Technology, Inc.                             1,176,163 $  580,839       0.0%
#  Innodisk Corp.                                            216,053    560,455       0.0%
#  Inpaq Technology Co., Ltd.                                546,000    397,282       0.0%
#  Intai Technology Corp.                                    135,000    614,445       0.0%
#  Integrated Service Technology, Inc.                       196,000    602,822       0.0%
   IntelliEPI, Inc.                                           39,000    104,959       0.0%
#  International Games System Co., Ltd.                      283,000  1,589,236       0.0%
#  Iron Force Industrial Co., Ltd.                           237,393  1,445,817       0.0%
#  ITE Technology, Inc.                                      890,095    824,710       0.0%
   ITEQ Corp.                                              1,437,614  1,555,888       0.0%
*  J Touch Corp.                                              11,000        789       0.0%
#  Jentech Precision Industrial Co., Ltd.                    422,868    660,984       0.0%
#  Jess-Link Products Co., Ltd.                              885,900    733,363       0.0%
#  Jih Sun Financial Holdings Co., Ltd.                    8,498,896  1,770,628       0.1%
#  Jinli Group Holdings, Ltd.                                418,600    500,065       0.0%
#  Johnson Health Tech Co., Ltd.                             588,257    854,681       0.0%
#  K Laser Technology, Inc.                                  683,000    368,082       0.0%
#  Kang Na Hsiung Enterprise Co., Ltd.                       333,020    111,841       0.0%
#  Kaori Heat Treatment Co., Ltd.                            549,197    990,519       0.0%
#  Kaulin Manufacturing Co., Ltd.                            875,330    446,135       0.0%
#  KD Holding Corp.                                          136,000    755,681       0.0%
#  KEE TAI Properties Co., Ltd.                            2,564,473    819,947       0.0%
#  Kenmec Mechanical Engineering Co., Ltd.                 1,245,000    460,871       0.0%
#  Kerry TJ Logistics Co., Ltd.                            1,640,000  2,151,082       0.1%
#  Kindom Construction Corp.                               2,433,000  1,198,312       0.0%
   King Chou Marine Technology Co., Ltd.                      37,000     44,495       0.0%
   King Yuan Electronics Co., Ltd.                         7,400,979  6,509,807       0.1%
   King's Town Bank Co., Ltd.                              3,995,701  3,268,154       0.1%
#* King's Town Construction Co., Ltd.                        940,074    565,737       0.0%
#  Kingpak Technology, Inc.                                   99,117    566,319       0.0%
   Kinik Co.                                                 738,000  1,219,033       0.0%
#* Kinko Optical Co., Ltd.                                   964,000    732,093       0.0%
#  Kinpo Electronics                                       8,649,157  3,242,212       0.1%
   Kinsus Interconnect Technology Corp.                      797,000  1,839,203       0.1%
#  KMC Kuei Meng International, Inc.                         279,146    967,354       0.0%
#  KS Terminals, Inc.                                        803,482    904,489       0.0%
#  Kung Long Batteries Industrial Co., Ltd.                  368,000  1,722,612       0.1%
#* Kung Sing Engineering Corp.                             1,965,000    621,544       0.0%
#  Kuo Toong International Co., Ltd.                       1,326,511    723,664       0.0%
#  Kuoyang Construction Co., Ltd.                          2,979,384  1,170,844       0.0%
   Kwong Fong Industries Corp.                               950,183    768,680       0.0%
#  Kwong Lung Enterprise Co., Ltd.                           187,000    281,949       0.0%
#  KYE Systems Corp.                                       1,763,672    503,114       0.0%
#  L&K Engineering Co., Ltd.                                 623,048    487,508       0.0%
#  LAN FA Textile                                          1,708,933    451,567       0.0%
#  Land Mark Optoelectronics Corp.                           177,300  1,589,133       0.0%
#  Lanner Electronics, Inc.                                  457,006    627,997       0.0%
   Laser Tek Taiwan Co., Ltd.                                 92,504     63,755       0.0%
   LCY Chemical Corp.                                      1,926,383  2,350,283       0.1%
   Leader Electronics, Inc.                                  828,000    276,815       0.0%
#  Leadtrend Technology Corp.                                120,086    139,068       0.0%
#  Lealea Enterprise Co., Ltd.                             4,749,892  1,214,943       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
   Ledlink Optics, Inc.                                       220,762 $  272,155       0.0%
   Ledtech Electronics Corp.                                  351,000    134,486       0.0%
   LEE CHI Enterprises Co., Ltd.                            1,115,000    356,684       0.0%
#  Lelon Electronics Corp.                                    389,300    482,193       0.0%
   Leofoo Development Co., Ltd.                             1,754,116    474,776       0.0%
#* LES Enphants Co., Ltd.                                     727,754    288,116       0.0%
#  Lextar Electronics Corp.                                 2,699,500  1,118,239       0.0%
#  Li Cheng Enterprise Co., Ltd.                              294,800  1,142,820       0.0%
#* Li Peng Enterprise Co., Ltd.                             4,191,897    942,004       0.0%
#  Lian HWA Food Corp.                                        397,584    371,679       0.0%
#  Lien Chang Electronic Enter                                476,000    209,941       0.0%
#  Lien Hwa Industrial Corp.                                3,961,115  2,684,327       0.1%
   Lingsen Precision Industries, Ltd.                       2,644,506    932,892       0.0%
#  Lion Travel Service Co., Ltd.                               32,000     81,027       0.0%
#  Lite-On Semiconductor Corp.                              1,509,539  1,059,543       0.0%
   Long Bon International Co., Ltd.                         2,208,945  1,140,754       0.0%
#  Long Chen Paper Co., Ltd.                                3,616,606  1,716,707       0.1%
#  Longwell Co.                                               854,000    749,893       0.0%
#  Lotes Co., Ltd.                                            444,778  1,130,908       0.0%
#  Lu Hai Holding Corp.                                        69,000    130,833       0.0%
#  Lucky Cement Corp.                                       1,563,000    449,503       0.0%
#  Lumax International Corp., Ltd.                            591,769    938,205       0.0%
#  Lung Yen Life Service Corp.                                528,000    898,694       0.0%
#  LuxNet Corp.                                               432,482    419,260       0.0%
#  Macauto Industrial Co., Ltd.                               248,000  1,437,646       0.0%
   Machvision, Inc.                                            40,000     78,299       0.0%
#  Macroblock, Inc.                                            83,000    184,398       0.0%
*  Macronix International                                  25,043,481  3,463,055       0.1%
*  MacroWell OMG Digital Entertainment Co., Ltd.                1,000      1,529       0.0%
#  Mag Layers Scientific-Technics Co., Ltd.                   237,303    390,497       0.0%
#  Makalot Industrial Co., Ltd.                               403,677  1,588,711       0.0%
#  Marketech International Corp.                              862,000    738,602       0.0%
#  Masterlink Securities Corp.                              7,654,728  1,943,320       0.1%
*  Materials Analysis Technology, Inc.                          8,343      2,194       0.0%
#  Materials Analysis Technology, Inc.                         69,000    173,934       0.0%
#* Mayer Steel Pipe Corp.                                     884,567    357,248       0.0%
   Maywufa Co., Ltd.                                           69,322     28,540       0.0%
#  Meiloon Industrial Co.                                     393,809    170,086       0.0%
   Mercuries & Associates Holding, Ltd.                     2,431,790  1,494,245       0.0%
#* Mercuries Life Insurance Co., Ltd.                       5,425,359  2,609,755       0.1%
#  Merry Electronics Co., Ltd.                              1,070,477  4,127,177       0.1%
   Micro-Star International Co., Ltd.                         464,075  1,335,050       0.0%
*  Microbio Co., Ltd.                                       2,017,607  1,493,177       0.0%
*  Microelectronics Technology, Inc.                          116,009     97,988       0.0%
#  Microlife Corp.                                            288,600    663,609       0.0%
   Mildef Crete, Inc.                                         170,000    188,545       0.0%
#  MIN AIK Technology Co., Ltd.                             1,164,316  1,366,750       0.0%
#  Mirle Automation Corp.                                   1,090,959  1,384,174       0.0%
#  Mitac Holdings Corp.                                     2,168,004  2,051,921       0.1%
#  Mobiletron Electronics Co., Ltd.                           410,800    516,578       0.0%
#  momo.com, Inc.                                              39,000    253,083       0.0%
*  Mosel Vitelic, Inc.                                      1,082,201     77,043       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#* Motech Industries, Inc.                                 2,619,000 $2,526,493       0.1%
#  MPI Corp.                                                 445,000  1,119,934       0.0%
#  Nak Sealing Technologies Corp.                            367,954    961,116       0.0%
#  Namchow Chemical Industrial Co., Ltd.                   1,146,000  2,439,988       0.1%
#  Nan Kang Rubber Tire Co., Ltd.                          3,331,952  3,071,540       0.1%
#  Nan Liu Enterprise Co., Ltd.                              231,000    979,239       0.0%
   Nan Ren Lake Leisure Amusement Co., Ltd.                  855,000    204,807       0.0%
   Nan Ya Printed Circuit Board Corp.                      1,610,000  1,215,714       0.0%
#  Nang Kuang Pharmaceutical co., Ltd.                        69,000     88,834       0.0%
#  Nantex Industry Co., Ltd.                               1,619,714  1,175,770       0.0%
#  National Petroleum Co., Ltd.                              207,824    240,700       0.0%
#* Neo Solar Power Corp.                                   6,203,744  3,168,146       0.1%
#  Netronix, Inc.                                            468,000    932,808       0.0%
   New Asia Construction & Development Corp.                 338,835     67,410       0.0%
   New Best Wire Industrial Co., Ltd.                         49,000     44,633       0.0%
#  New Era Electronics Co., Ltd.                             312,000    219,248       0.0%
#* Newmax Technology Co., Ltd.                               366,009    212,738       0.0%
#  Nexcom International Co., Ltd.                            677,094    674,235       0.0%
#  Nichidenbo Corp.                                          927,801    717,328       0.0%
   Nien Hsing Textile Co., Ltd.                            1,601,436  1,198,447       0.0%
#  Nishoku Technology, Inc.                                  143,000    367,016       0.0%
#  Nuvoton Technology Corp.                                  361,000    416,964       0.0%
*  O-TA Precision Industry Co., Ltd.                          42,000     17,799       0.0%
#* Ocean Plastics Co., Ltd.                                  830,200    669,351       0.0%
#  On-Bright Electronics, Inc.                               156,600  1,017,159       0.0%
#  OptoTech Corp.                                          3,753,886  1,581,358       0.0%
   Orient Europharma Co., Ltd.                                35,000     63,527       0.0%
*  Orient Semiconductor Electronics, Ltd.                  4,075,000  1,470,532       0.0%
#  Oriental Union Chemical Corp.                           3,219,267  2,009,984       0.1%
#  P-Duke Technology Co., Ltd.                               255,000    522,674       0.0%
   P-Two Industries, Inc.                                     49,000     25,245       0.0%
#  Pacific Construction Co.                                1,868,921    665,513       0.0%
#  Pacific Hospital Supply Co., Ltd.                         325,000    918,375       0.0%
#  Paiho Shih Holdings Corp.                                 622,600    745,999       0.0%
#  Pan Jit International, Inc.                             2,371,541  1,116,230       0.0%
#  Pan-International Industrial Corp.                      2,834,747  2,600,539       0.1%
#  Parade Technologies, Ltd.                                 421,401  4,741,668       0.1%
#  Paragon Technologies Co., Ltd.                            444,246    334,890       0.0%
   PChome Online, Inc.                                       449,921  4,885,299       0.1%
#  Pharmally International Holding Co., Ltd.                  87,000  1,311,167       0.0%
#* Phihong Technology Co., Ltd.                            1,483,901    464,332       0.0%
#  Phoenix Tours International, Inc.                         303,450    340,016       0.0%
#  Pixart Imaging, Inc.                                      593,150  1,283,786       0.0%
   Planet Technology Corp.                                     9,000     13,007       0.0%
#  Polytronics Technology Corp.                              330,027    627,132       0.0%
#  Portwell, Inc.                                            468,000    623,834       0.0%
#  Posiflex Technology, Inc.                                 301,678  1,775,598       0.1%
*  Potrans Electrical Corp., Ltd.                            228,000         --       0.0%
#  Power Quotient International Co., Ltd.                    970,600    293,038       0.0%
   Powertech Industrial Co., Ltd.                             80,000     33,442       0.0%
   Poya International Co., Ltd.                              299,236  4,349,964       0.1%
   President Securities Corp.                              5,557,664  1,933,229       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
#  Primax Electronics, Ltd.                                 1,554,000 $2,457,681       0.1%
#* Prime Electronics & Satellitics, Inc.                      667,822    197,545       0.0%
   Prince Housing & Development Corp.                       8,191,644  2,593,798       0.1%
#* Princeton Technology Corp.                               1,099,000    287,018       0.0%
   Pro Hawk Corp.                                              20,000    102,656       0.0%
*  Prodisc Technology, Inc.                                 1,707,199         --       0.0%
#  Promate Electronic Co., Ltd.                             1,060,000  1,071,153       0.0%
#  Promise Technology, Inc.                                 1,012,286    464,184       0.0%
*  Protop Technology Co., Ltd.                                192,000         --       0.0%
   Qisda Corp.                                             11,499,900  4,837,981       0.1%
#  Qualipoly Chemical Corp.                                   514,713    551,335       0.0%
#  Quanta Storage, Inc.                                       543,000    517,800       0.0%
*  Quintain Steel Co., Ltd.                                 1,138,000    303,838       0.0%
#  Radiant Opto-Electronics Corp.                           1,486,000  2,505,219       0.1%
#* Radium Life Tech Co., Ltd.                               4,663,100  1,322,048       0.0%
#  Ralec Electronic Corp.                                     291,209    439,433       0.0%
#  Rechi Precision Co., Ltd.                                1,851,181  2,110,454       0.1%
#  Rexon Industrial Corp., Ltd.                                94,392     37,925       0.0%
#  Rich Development Co., Ltd.                               4,314,036  1,187,901       0.0%
#  RichWave Technology Corp.                                   97,000    179,563       0.0%
*  Ritek Corp.                                             12,892,860  2,223,906       0.1%
#  Rotam Global Agrosciences, Ltd.                            488,268    567,314       0.0%
#  Ruentex Engineering & Construction Co.                     226,000    261,229       0.0%
#  Run Long Construction Co., Ltd.                            862,292    897,466       0.0%
#  Sagittarius Life Science Corp.                              69,889    270,653       0.0%
*  Sainfoin Technology Corp.                                  131,260         --       0.0%
   Sampo Corp.                                              3,400,327  2,114,937       0.1%
#  San Fang Chemical Industry Co., Ltd.                     1,242,647  1,369,270       0.0%
   San Far Property, Ltd.                                      74,000     27,003       0.0%
#  San Shing Fastech Corp.                                    647,875  1,130,280       0.0%
#  Sanyang Motor Co., Ltd.                                  2,817,628  1,803,495       0.1%
#  SCI Pharmtech, Inc.                                        353,395    908,559       0.0%
#  Scientech Corp.                                            287,000    547,374       0.0%
#  SDI Corp.                                                  816,000  1,024,723       0.0%
#  Sea Sonic Electronics Co., Ltd.                            143,000    139,777       0.0%
#  Senao International Co., Ltd.                              567,541    898,232       0.0%
#  Senao Networks, Inc.                                        90,000    375,679       0.0%
   Sercomm Corp.                                            1,593,000  3,742,117       0.1%
#  Sesoda Corp.                                             1,063,821    860,717       0.0%
   Shan-Loong Transportation Co., Ltd.                         29,000     23,191       0.0%
   Sharehope Medicine Co., Ltd.                                32,000     35,649       0.0%
#  Sheng Yu Steel Co., Ltd.                                   639,980    587,067       0.0%
#  ShenMao Technology, Inc.                                   542,891    519,286       0.0%
#  Shih Her Technologies, Inc.                                284,000    291,558       0.0%
*  Shih Wei Navigation Co., Ltd.                            1,537,384    436,590       0.0%
#  Shihlin Electric & Engineering Corp.                     1,700,000  2,185,026       0.1%
*  Shihlin Paper Corp.                                         95,000     90,348       0.0%
   Shin Hai Gas Corp.                                           1,245      1,634       0.0%
#  Shin Zu Shing Co., Ltd.                                  1,024,144  3,083,722       0.1%
#  Shinih Enterprise Co., Ltd.                                128,000     90,767       0.0%
#* Shining Building Business Co., Ltd.                      2,417,041    763,992       0.0%
#  Shinkong Insurance Co., Ltd.                             1,313,131    989,203       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
   Shinkong Synthetic Fibers Corp.                         9,970,395 $2,656,418       0.1%
#  Shinkong Textile Co., Ltd.                                964,542  1,176,540       0.0%
#  Shiny Chemical Industrial Co., Ltd.                       334,031    548,847       0.0%
#  ShunSin Technology Holding, Ltd.                           86,000    302,910       0.0%
#* Shuttle, Inc.                                           2,485,152    637,911       0.0%
   Sigurd Microelectronics Corp.                           2,448,974  1,828,706       0.1%
#  Silergy Corp.                                             125,000  1,821,220       0.1%
*  Silicon Integrated Systems Corp.                        1,490,820    293,791       0.0%
#  Silitech Technology Corp.                                 797,774    395,006       0.0%
  Simplo Technology Co., Ltd.                                251,000    774,168       0.0%
#  Sinbon Electronics Co., Ltd.                            1,438,814  3,234,432       0.1%
   Sincere Navigation Corp.                                2,077,786  1,160,591       0.0%
#  Single Well Industrial Corp.                               84,000     88,484       0.0%
#  Sinher Technology, Inc.                                   109,000    197,157       0.0%
#  Sinmag Equipment Corp.                                    235,436  1,103,676       0.0%
#  Sino-American Electronic Co., Ltd.                        114,650    243,937       0.0%
#  Sino-American Silicon Products, Inc.                    3,975,000  4,272,984       0.1%
#  Sinon Corp.                                             2,490,510  1,206,970       0.0%
#  Sinphar Pharmaceutical Co., Ltd.                          840,938    680,010       0.0%
#  Sinyi Realty, Inc.                                      1,383,608  1,266,016       0.0%
#  Sirtec International Co., Ltd.                            862,000  1,080,841       0.0%
   Sitronix Technology Corp.                                 670,879  2,482,503       0.1%
#  Siward Crystal Technology Co., Ltd.                     1,029,000    652,982       0.0%
#  Soft-World International Corp.                            467,000    935,742       0.0%
*  Solar Applied Materials Technology Co.                  2,371,581    493,179       0.0%
#* Solartech Energy Corp.                                  2,246,616  1,125,661       0.0%
   Solteam Electronics Co., Ltd.                              60,599     78,844       0.0%
*  Solytech Enterprise Corp.                                 651,000    106,888       0.0%
#  Sonix Technology Co., Ltd.                              1,046,000  1,070,079       0.0%
#  Southeast Cement Co., Ltd.                              1,053,700    504,222       0.0%
   Speed Tech Corp.                                           73,000     54,084       0.0%
   Spirox Corp.                                               52,824     29,871       0.0%
#  Sporton International, Inc.                               449,388  2,146,622       0.1%
   St Shine Optical Co., Ltd.                                222,000  4,665,578       0.1%
#  Standard Chemical & Pharmaceutical Co., Ltd.              688,571    714,834       0.0%
#  Stark Technology, Inc.                                    817,860    672,670       0.0%
#* Sunko INK Co., Ltd.                                       263,000    134,704       0.0%
#  Sunny Friend Environmental Technology Co., Ltd.           270,000    965,531       0.0%
#  Sunonwealth Electric Machine Industry Co., Ltd.         1,076,487    795,895       0.0%
#  Sunplus Technology Co., Ltd.                            1,644,000    564,330       0.0%
   Sunrex Technology Corp.                                 1,162,580    698,231       0.0%
#  Sunspring Metal Corp.                                     612,000    798,922       0.0%
*  Sunty Development Co., Ltd.                                42,000     16,806       0.0%
#  Supreme Electronics Co., Ltd.                           2,241,508  1,612,904       0.0%
#  Swancor Holding Co., Ltd.                                 428,206  1,012,253       0.0%
#  Sweeten Real Estate Development Co., Ltd.                 612,357    284,197       0.0%
   Syncmold Enterprise Corp.                                 931,000  1,555,832       0.0%
#  Sysage Technology Co., Ltd.                               533,484    441,260       0.0%
*  Sysgration                                                242,000     90,224       0.0%
#  Systex Corp.                                              531,388    893,336       0.0%
#  T-Mac Techvest PCB Co., Ltd.                              380,000    144,974       0.0%
   T3EX Global Holdings Corp.                                102,117     67,840       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
   TA Chen Stainless Pipe                                   4,502,127 $2,366,557       0.1%
#  Ta Chong Securities Co., Ltd.                            1,478,000    359,479       0.0%
#* Ta Ya Electric Wire & Cable                              3,252,306    540,176       0.0%
#  Ta Yih Industrial Co., Ltd.                                209,000    522,621       0.0%
   TA-I Technology Co., Ltd.                                  815,718    492,806       0.0%
#  Tah Hsin Industrial Corp.                                  426,600    338,995       0.0%
   TAI Roun Products Co., Ltd.                                201,000     66,509       0.0%
#* Tai Tung Communication Co., Ltd.                           232,197    129,870       0.0%
   Tai-Saw Technology Co., Ltd.                                98,000     85,597       0.0%
#  Taichung Commercial Bank Co., Ltd.                      13,504,681  3,844,835       0.1%
#  TaiDoc Technology Corp.                                    261,449    922,239       0.0%
#  Taiflex Scientific Co., Ltd.                             1,343,340  1,275,800       0.0%
#  Taimide Tech, Inc.                                         572,250    649,571       0.0%
#  Tainan Enterprises Co., Ltd.                               872,370    806,033       0.0%
#  Tainan Spinning Co., Ltd.                                7,101,044  2,723,933       0.1%
#  Tainergy Tech Co., Ltd.                                  1,119,000    532,772       0.0%
#* Taisun Enterprise Co., Ltd.                              1,979,428  1,055,982       0.0%
*  Taita Chemical Co., Ltd.                                   900,951    231,674       0.0%
#  Taiwan Acceptance Corp.                                    634,480  1,458,230       0.0%
#  Taiwan Chinsan Electronic Industrial Co., Ltd.             553,000    906,483       0.0%
#  Taiwan Cogeneration Corp.                                2,076,566  1,512,806       0.0%
#  Taiwan Fire & Marine Insurance Co., Ltd.                 1,242,338    728,003       0.0%
*  Taiwan Flourescent Lamp Co., Ltd.                          176,000         --       0.0%
#  Taiwan FU Hsing Industrial Co., Ltd.                       951,000  1,199,041       0.0%
*  Taiwan Glass Industry Corp.                                 79,000     33,003       0.0%
   Taiwan Hon Chuan Enterprise Co., Ltd.                    2,302,468  3,773,545       0.1%
#  Taiwan Hopax Chemicals Manufacturing Co., Ltd.           1,089,120    650,752       0.0%
*  Taiwan Kolin Co., Ltd.                                   1,356,000         --       0.0%
#  Taiwan Land Development Corp.                            6,351,994  1,983,299       0.1%
   Taiwan Line Tek Electronic                                 415,306    263,080       0.0%
   Taiwan Mask Corp.                                          662,412    175,626       0.0%
   Taiwan Navigation Co., Ltd.                              1,104,777    411,186       0.0%
   Taiwan Optical Platform Co., Ltd.                            9,000     37,359       0.0%
#  Taiwan Paiho, Ltd.                                       1,681,287  5,715,053       0.1%
#  Taiwan PCB Techvest Co., Ltd.                            1,684,238  1,643,977       0.0%
#* Taiwan Prosperity Chemical Corp.                         1,009,000    511,830       0.0%
#* Taiwan Pulp & Paper Corp.                                2,217,980    716,430       0.0%
   Taiwan Sakura Corp.                                      1,591,003  1,832,622       0.1%
#  Taiwan Sanyo Electric Co., Ltd.                            381,400    294,380       0.0%
   Taiwan Semiconductor Co., Ltd.                           1,473,000  1,651,320       0.0%
#  Taiwan Shin Kong Security Co., Ltd.                      1,584,710  1,999,816       0.1%
   Taiwan Styrene Monomer                                   3,387,209  1,788,104       0.1%
   Taiwan Surface Mounting Technology Corp.                 1,888,388  1,572,590       0.0%
#  Taiwan TEA Corp.                                         4,949,897  2,156,674       0.1%
#  Taiwan Union Technology Corp.                            1,548,000  1,712,437       0.0%
#  Taiyen Biotech Co., Ltd.                                   872,883    833,505       0.0%
#* Tatung Co., Ltd.                                        16,173,015  4,251,569       0.1%
#  TCI Co., Ltd.                                               84,000    455,479       0.0%
   Te Chang Construction Co., Ltd.                            376,184    265,156       0.0%
   Tehmag Foods Corp.                                          15,000     89,960       0.0%
#  Ten Ren Tea Co., Ltd.                                      164,980    193,354       0.0%
   Test Research, Inc.                                      1,046,821  1,325,377       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TAIWAN -- (Continued)
#  Test Rite International Co., Ltd.                       1,807,495 $1,113,530       0.0%
#* Tex-Ray Industrial Co., Ltd.                              803,000    323,152       0.0%
#  Thinking Electronic Industrial Co., Ltd.                  524,204  1,024,064       0.0%
#  Thye Ming Industrial Co., Ltd.                          1,074,669  1,049,672       0.0%
#  Ton Yi Industrial Corp.                                 3,954,644  1,696,814       0.0%
   Tong Hsing Electronic Industries, Ltd.                  1,006,963  3,472,373       0.1%
   Tong Yang Industry Co., Ltd.                            1,566,741  3,645,616       0.1%
   Tong-Tai Machine & Tool Co., Ltd.                       1,590,892  1,133,581       0.0%
   TOPBI International Holdings, Ltd.                        188,000    930,404       0.0%
#  Topco Scientific Co., Ltd.                              1,042,463  2,673,586       0.1%
   Topco Technologies Corp.                                  129,000    238,116       0.0%
#  Topoint Technology Co., Ltd.                              991,776    623,989       0.0%
#  Toung Loong Textile Manufacturing                         574,000  1,572,307       0.0%
#* TPK Holding Co., Ltd.                                   1,574,000  2,509,167       0.1%
#  Trade-Van Information Services Co.                        234,000    193,658       0.0%
*  Transasia Airways Corp.                                 2,047,227    398,527       0.0%
   Tripod Technology Corp.                                 2,894,000  6,851,005       0.1%
#  TrueLight Corp.                                           399,700    690,467       0.0%
#  Tsang Yow Industrial Co., Ltd.                            134,000    150,685       0.0%
#  Tsann Kuen Enterprise Co., Ltd.                           289,686    269,205       0.0%
#  TSC Auto ID Technology Co., Ltd.                          150,700  1,096,323       0.0%
#  TSRC Corp.                                              3,382,200  3,490,482       0.1%
#  Ttet Union Corp.                                          277,000    742,182       0.0%
   TTFB Co., Ltd.                                             62,000    411,544       0.0%
#  TTY Biopharm Co., Ltd.                                    934,979  3,515,557       0.1%
   Tung Ho Steel Enterprise Corp.                          5,243,000  3,342,719       0.1%
#  Tung Thih Electronic Co., Ltd.                            354,600  5,173,715       0.1%
#  TURVO International Co., Ltd.                             333,112    858,757       0.0%
   TXC Corp.                                               2,132,053  2,974,072       0.1%
#  TYC Brother Industrial Co., Ltd.                        1,199,980  1,236,519       0.0%
*  Tycoons Group Enterprise                                2,402,182    338,043       0.0%
#  Tyntek Corp.                                            1,873,039    710,528       0.0%
   U-Ming Marine Transport Corp.                             680,000    470,872       0.0%
#  Ultra Chip, Inc.                                          140,000    171,484       0.0%
#  Unimicron Technology Corp.                              9,116,000  3,764,816       0.1%
#  Union Bank Of Taiwan                                    6,437,149  1,782,262       0.1%
#  Union Insurance Co., Ltd.                                 467,660    174,141       0.0%
#  Unitech Computer Co., Ltd.                                612,804    320,544       0.0%
#  Unitech Printed Circuit Board Corp.                     3,589,370  1,127,380       0.0%
#  United Integrated Services Co., Ltd.                    1,476,439  2,211,611       0.1%
#  United Orthopedic Corp.                                   384,323    799,489       0.0%
#* United Radiant Technology                                 352,000    316,170       0.0%
#  Unity Opto Technology Co., Ltd.                         1,915,500    909,442       0.0%
#  Universal Cement Corp.                                  2,537,654  1,971,344       0.1%
   Universal Microwave Technology, Inc.                      200,000    364,189       0.0%
#* Unizyx Holding Corp.                                    2,738,430  1,220,875       0.0%
   UPC Technology Corp.                                    4,735,447  1,662,373       0.0%
   USI Corp.                                               5,416,734  2,638,545       0.1%
#  Usun Technology Co., Ltd.                                 321,000    445,492       0.0%
#  Ve Wong Corp.                                             621,696    433,044       0.0%
*  Via Technologies, Inc.                                     57,000     20,377       0.0%
#  Victory New Materials, Ltd. Co.                           183,000    331,309       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
TAIWAN -- (Continued)
   Viking Tech Corp.                                          196,438 $  139,361       0.0%
#  Visual Photonics Epitaxy Co., Ltd.                       1,220,772  1,633,848       0.0%
#  Vivotek, Inc.                                              432,956  1,068,621       0.0%
#* Wafer Works Corp.                                        3,144,746    868,717       0.0%
   Wah Hong Industrial Corp.                                  182,021    113,540       0.0%
   Wah Lee Industrial Corp.                                 1,148,000  1,637,148       0.0%
   Walsin Lihwa Corp.                                      15,119,000  5,289,263       0.1%
   Walsin Technology Corp.                                  2,622,834  3,180,937       0.1%
#  Walton Advanced Engineering, Inc.                        2,069,197    740,886       0.0%
#  WAN HWA Enterprise Co.                                     725,536    315,671       0.0%
#  Waterland Financial Holdings Co., Ltd.                   7,113,372  1,801,131       0.1%
#* Wei Chuan Foods Corp.                                    1,726,000    978,537       0.0%
*  Wei Mon Industry Co., Ltd.                               3,075,282     16,450       0.0%
#  Weikeng Industrial Co., Ltd.                             1,615,980    887,876       0.0%
   Well Shin Technology Co., Ltd.                             448,000    666,000       0.0%
#* Wha Yu Industrial Co., Ltd.                                108,000     54,423       0.0%
#  Win Semiconductors Corp.                                   504,795  1,401,896       0.0%
#  Winbond Electronics Corp.                               14,702,138  4,616,200       0.1%
   Winstek Semiconductor Co., Ltd.                             52,000     44,166       0.0%
*  Wintek Corp.                                             5,447,000     59,221       0.0%
#  Wisdom Marine Lines Co., Ltd.                            1,866,603  1,690,138       0.0%
#  Wisechip Semiconductor, Inc.                                33,000    145,166       0.0%
#  Wistron NeWeb Corp.                                      1,683,470  4,684,702       0.1%
#  Wowprime Corp.                                             178,000    651,160       0.0%
#  WT Microelectronics Co., Ltd.                            3,041,903  4,307,896       0.1%
#  WUS Printed Circuit Co., Ltd.                            2,102,000  1,171,278       0.0%
   X-Legend Entertainment Co., Ltd.                            22,716     41,652       0.0%
#  XAC Automation Corp.                                       527,000    777,245       0.0%
#  XinTec, Inc.                                               155,000    157,012       0.0%
#  XPEC Entertainment, Inc.                                   619,646    229,261       0.0%
#  Xxentria Technology Materials Corp.                        684,207  1,791,514       0.1%
   Yageo Corp.                                                460,669    927,118       0.0%
*  Yang Ming Marine Transport Corp.                         5,688,000  1,262,136       0.0%
#  YC Co., Ltd.                                             2,453,823    932,545       0.0%
   YC INOX Co., Ltd.                                        2,411,388  1,750,739       0.1%
#  YCC Parts Manufacturing Co., Ltd.                          204,000    255,208       0.0%
#  Yea Shin International Development Co., Ltd.             1,002,350    409,556       0.0%
#  Yeong Guan Energy Technology Group Co., Ltd.               435,929  1,712,832       0.1%
   YFC-Boneagle Electric Co., Ltd.                            219,000    253,001       0.0%
#  YFY, Inc.                                                8,463,212  2,492,279       0.1%
#  Yi Jinn Industrial Co., Ltd.                             1,618,094    511,521       0.0%
*  Yieh Phui Enterprise Co., Ltd.                           6,930,668  2,677,487       0.1%
#  Yonyu Plastics Co., Ltd.                                   438,600    484,649       0.0%
#* Young Fast Optoelectronics Co., Ltd.                       679,872    259,159       0.0%
#  Young Optics, Inc.                                         371,111    313,656       0.0%
#  Youngtek Electronics Corp.                                 732,666  1,055,048       0.0%
   Yuanta Futures Co., Ltd.                                    18,000     20,955       0.0%
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.           442,869  1,090,413       0.0%
#  Yungshin Construction & Development Co., Ltd.              372,000    282,505       0.0%
#  YungShin Global Holding Corp.                            1,196,015  1,777,382       0.1%
#  Yungtay Engineering Co., Ltd.                            2,443,000  3,443,773       0.1%
#  Zeng Hsing Industrial Co., Ltd.                            362,107  1,747,597       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
TAIWAN -- (Continued)
   Zenitron Corp.                                           1,293,000 $    696,029       0.0%
#  Zig Sheng Industrial Co., Ltd.                           3,101,732      792,791       0.0%
#  Zinwell Corp.                                            1,649,586    1,878,699       0.1%
#  Zippy Technology Corp.                                     663,948      700,861       0.0%
#  ZongTai Real Estate Development Co., Ltd.                1,153,277      645,026       0.0%
                                                                      ------------      ----
TOTAL TAIWAN                                                           818,271,016      14.8%
                                                                      ------------      ----
THAILAND -- (3.4%)
   AAPICO Hitech PCL(B013KZ2)                                 110,000       44,003       0.0%
   AAPICO Hitech PCL(B013L48)                                 964,380      385,780       0.0%
   Advanced Information Technology PCL Class F                274,900      194,800       0.0%
   Aeon Thana Sinsap Thailand PCL(B01KHN0)                    142,500      399,028       0.0%
   AEON Thana Sinsap Thailand PCL(B01KHP2)                     57,700      161,572       0.0%
   AJ Plast PCL                                             1,325,988      289,844       0.0%
*  Amarin Printing & Publishing PCL                            18,060        3,999       0.0%
   Amata Corp. PCL                                          3,427,410    1,136,023       0.0%
   Ananda Development PCL                                  21,650,900    3,056,088       0.1%
   AP Thailand PCL                                          9,887,916    2,005,978       0.0%
*  Apex Development PCL                                         3,536           --       0.0%
*  Asia Aviation PCL                                       13,440,100    2,707,414       0.1%
   Asia Plus Group Holdings PCL                            10,470,300    1,017,187       0.0%
   Asia Sermkij Leasing PCL                                   822,500      505,286       0.0%
   Asian Insulators PCL                                    12,731,600       97,531       0.0%
   Asian Phytoceuticals PCL                                   681,400       26,869       0.0%
   Bangchak Petroleum PCL (The)                             2,830,900    2,446,881       0.1%
   Bangkok Airways PCL                                      2,797,900    1,990,648       0.0%
   Bangkok Aviation Fuel Services PCL                       1,907,446    2,016,587       0.0%
   Bangkok Chain Hospital PCL                               7,508,837    2,832,107       0.1%
   Bangkok Insurance PCL                                      180,181    1,755,603       0.0%
   Bangkok Land PCL                                        62,516,170    2,822,360       0.1%
   Bangkok Ranch PCL                                        1,112,000      212,884       0.0%
*  Bangkok Rubber PCL                                          14,600           --       0.0%
   Beauty Community PCL                                     9,141,900    2,977,860       0.1%
   BEC World PCL                                            1,050,200      615,161       0.0%
   Better World Green PCL                                   9,027,900      577,827       0.0%
   Big Camera Corp. PCL                                     4,143,100      561,134       0.0%
   BJC Heavy Industries PCL Class F                         2,114,900      371,645       0.0%
   Buriram Sugar PCL                                          336,100      121,005       0.0%
   Cal-Comp Electronics Thailand PCL Class F               16,573,544    1,193,380       0.0%
*  Central Paper Industry PCL                                      20           --       0.0%
   CH Karnchang PCL                                           905,200      763,009       0.0%
   Charoong Thai Wire & Cable PCL Class F                     967,100      276,334       0.0%
*  Christiani & Nielsen Thai Class F                        2,930,600      314,853       0.0%
   Chularat Hospital PCL Class F                           40,200,100    3,239,211       0.1%
   CK Power PCL                                            22,979,590    2,324,387       0.1%
   COL PCL                                                    174,500      159,554       0.0%
*  Country Group Development PCL                           19,160,300      558,426       0.0%
   Country Group Holdings PCL Class F                       7,918,400      350,697       0.0%
   CS Loxinfo PCL                                           1,380,600      226,829       0.0%
*  Demco PCL                                                  682,000      136,410       0.0%
   Dhipaya Insurance PCL                                    1,018,700    1,222,527       0.0%
   Diamond Building Products PCL                              277,600       39,501       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
THAILAND -- (Continued)
   Dusit Thani PCL                                            114,500 $   33,044       0.0%
   Dynasty Ceramic PCL                                     23,313,480  2,971,016       0.1%
   E for L Aim PCL                                         16,362,000    130,905       0.0%
   Eastern Polymer Group PCL Class F                        7,173,000  2,766,926       0.1%
   Eastern Printing PCL                                       456,300     82,792       0.0%
*  EASTERN PRINTING PCL FOREIGN                                57,038         --       0.0%
   Eastern Water Resources Development and Management PCL
     Class F                                                5,110,200  1,708,389       0.0%
   Energy Earth PCL                                         1,069,600    140,586       0.0%
   Erawan Group PCL (The)                                  12,624,370  1,623,249       0.0%
*  Esso Thailand PCL                                       12,205,600  3,522,439       0.1%
   Forth Corp. PCL                                          1,315,800    244,380       0.0%
   Forth Smart Service PCL                                  1,277,300    613,148       0.0%
   Fortune Parts Industry PCL                                 860,300    124,138       0.0%
*  G J Steel PCL                                            5,928,480     62,677       0.0%
   GFPT PCL                                                 4,777,900  2,075,122       0.0%
*  GMM Grammy PCL                                              90,260     20,632       0.0%
   Golden Land Property Development PCL                     7,193,500  1,202,428       0.0%
   Grand Canal Land PCL                                     5,552,200    393,441       0.0%
*  Grande Asset Hotels & Property PCL                       1,882,175     43,562       0.0%
   Hana Microelectronics PCL                                3,228,596  2,952,070       0.1%
   ICC International PCL                                      204,600    209,730       0.0%
   Ichitan Group PCL                                        2,634,800    828,139       0.0%
   Inter Far East Energy Corp. Class F                      4,149,200    512,166       0.0%
   Interlink Communication PCL                              1,006,000    589,271       0.0%
*  International Engineering PCL                           39,494,487     22,570       0.0%
*  Italian-Thai Development PCL                            15,838,427  2,244,692       0.1%
*  ITV PCL                                                  2,785,600         --       0.0%
   JAS Asset PCL                                              141,425     10,183       0.0%
   Jasmine International PCL                               14,444,500  3,446,291       0.1%
   Jay Mart PCL                                             2,000,910    634,620       0.0%
   JSP Property PCL                                         2,885,000     99,746       0.0%
   Jubilee Enterprise PCL                                      73,600     34,700       0.0%
   Kang Yong Electric PCL                                      44,000    418,658       0.0%
   Karmarts PCL                                             1,988,800    778,529       0.0%
   Kaset Thai International Sugar Corp. PCL                    93,100     18,222       0.0%
   KCE Electronics PCL                                        814,218  2,605,684       0.1%
   KGI Securities Thailand PCL                             11,045,800  1,129,908       0.0%
   Khon Kaen Sugar Industry PCL                            14,050,990  1,565,794       0.0%
   Khonburi Sugar PCL                                         101,800     22,688       0.0%
   Kiatnakin Bank PCL                                       2,498,400  4,176,195       0.1%
   Krungthai Card PCL                                       1,083,200  4,642,617       0.1%
   L.P.N Development PCL                                      411,500    134,041       0.0%
   Laguna Resorts & Hotels PCL                                197,000    137,910       0.0%
   Lanna Resources PCL                                      1,833,750    670,676       0.0%
   LH Financial Group PCL                                  45,557,466  2,212,949       0.1%
   Loxley PCL                                               8,810,176    780,386       0.0%
   LPN Development PCL                                      5,764,200  1,877,616       0.0%
   Major Cineplex Group PCL                                 3,467,000  2,872,862       0.1%
   Malee Group PCL                                            275,400    721,993       0.0%
   Maybank Kim Eng Securities Thailand PCL                    974,300    612,461       0.0%
   MBK PCL                                                  5,963,100  2,504,681       0.1%
   MC Group PCL                                               709,500    302,066       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                           ---------- ---------- ---------------
THAILAND -- (Continued)
   MCOT PCL                                                 2,285,900 $  790,325       0.0%
   MCS Steel PCL                                            1,584,500    688,175       0.0%
   Mega Lifesciences PCL                                    2,206,800  1,481,814       0.0%
   Millcon Steel PCL                                        9,689,600    368,231       0.0%
   MK Real Estate Development PCL                           1,885,900    214,469       0.0%
   MK Restaurants Group PCL                                   376,000    558,668       0.0%
   Modernform Group PCL                                     2,352,200    413,345       0.0%
   Muang Thai Insurance PCL                                    61,288    239,040       0.0%
   Muangthai Leasing PCL Class F                            1,826,600    981,215       0.0%
   Muramoto Electron Thailand PCL                              14,000     91,207       0.0%
   Namyong Terminal PCL                                       504,800    203,377       0.0%
   Nation Multimedia Group PCL                             14,527,800    477,376       0.0%
*  Noble Development PCL                                      594,200    271,654       0.0%
*  Nok Airlines PCL                                           974,400    224,128       0.0%
   Platinum Group PCL (The) Class F                         2,126,700    401,063       0.0%
*  Polyplex Thailand PCL                                    3,522,250  1,177,522       0.0%
*  Precious Shipping PCL                                    5,657,400    977,992       0.0%
   Premier Marketing PCL                                    1,941,800    513,227       0.0%
   President Rice Products PCL                                  3,375      5,545       0.0%
   Property Perfect PCL                                    27,612,100    788,973       0.0%
   PTG Energy PCL                                           9,199,300  7,557,108       0.1%
   Quality Houses PCL                                      45,894,626  3,278,422       0.1%
   Raimon Land PCL                                         11,010,600    390,118       0.0%
   Ratchthani Leasing PCL                                   8,053,700  1,196,635       0.0%
   Regional Container Lines PCL                             2,611,900    364,199       0.0%
   Rojana Industrial Park PCL                               6,339,411    844,108       0.0%
   RS PCL                                                   3,456,400    809,843       0.0%
   S 11 Group PCL                                             673,300    169,299       0.0%
   Saha Pathana Inter-Holding PCL                             680,300    680,349       0.0%
   Saha-Union PCL                                             743,600    791,459       0.0%
*  Sahaviriya Steel Industries PCL                         87,225,900    124,617       0.0%
   Samart Corp. PCL                                         3,138,900  1,264,619       0.0%
*  Samart I-Mobile PCL                                     14,993,100    424,121       0.0%
   Samart Telcoms PCL                                       1,946,100    617,236       0.0%
   Sansiri PCL                                             44,226,510  2,097,750       0.1%
   SC Asset Corp PCL                                       14,733,115  1,456,578       0.0%
   Siam Future Development PCL                              7,074,273  1,222,926       0.0%
   Siam Global House PCL                                    7,901,435  3,476,880       0.1%
   Siam Wellness Group PCL                                    631,500    221,943       0.0%
   Siamgas & Petrochemicals PCL                             2,924,300    969,266       0.0%
*  Singha Estate PCL                                        8,917,500  1,197,578       0.0%
   Sino-Thai Engineering & Construction PCL                 4,697,500  3,422,709       0.1%
   SNC Former PCL                                             141,800     57,940       0.0%
   Somboon Advance Technology PCL                           1,461,637    513,698       0.0%
   SPCG PCL                                                 2,651,200  1,545,381       0.0%
   Sri Ayudhya Capital PCL                                    233,100    219,796       0.0%
   Sri Trang Agro-Industry PCL                              6,225,990  2,401,625       0.1%
   Sriracha Construction PCL                                1,085,700    431,209       0.0%
   Srithai Superware PCL                                   12,947,500    684,417       0.0%
*  Stars Microelectronics Thailand PCL                      2,085,000    411,072       0.0%
   STP & I Public Co., Ltd.                                 4,889,364  1,278,311       0.0%
   Supalai PCL                                              4,929,933  3,437,113       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
THAILAND -- (Continued)
   Susco PCL                                                1,295,200 $    130,269       0.0%
   SVI PCL                                                 11,798,400    1,584,470       0.0%
   Symphony Communication PCL                                 275,275       62,138       0.0%
   Synnex Thailand PCL                                        168,900       25,578       0.0%
   Syntec Construction PCL                                  6,536,300      750,794       0.0%
*  Tata Steel Thailand PCL                                 23,691,600      507,713       0.0%
   Thai Agro Energy PCL Class F                               378,870       32,693       0.0%
*  Thai Airways International PCL(6888868)                  5,871,900    4,697,856       0.1%
*  Thai Airways International PCL(6364971)                    141,400      113,128       0.0%
   Thai Central Chemical PCL                                  263,500      216,462       0.0%
   Thai Metal Trade PCL                                       805,600      299,244       0.0%
   Thai Nakarin Hospital PCL                                  198,800      217,276       0.0%
   Thai Reinsurance PCL                                     4,353,400      281,125       0.0%
   Thai Rung Union Car PCL                                    511,520       55,833       0.0%
   Thai Stanley Electric PCL Class F                          206,600    1,021,267       0.0%
   Thai Steel Cable PCL                                         3,400        1,064       0.0%
   Thai Vegetable Oil PCL                                   3,409,975    3,264,066       0.1%
   Thai Wacoal PCL                                             78,000      108,372       0.0%
   Thai Wah PCL                                             1,574,300      353,118       0.0%
   Thai-German Ceramic Industry PCL                         3,827,900      242,816       0.0%
   Thaicom PCL                                              3,285,000    1,952,368       0.0%
   Thaire Life Assurance PCL Class F                        1,263,100      357,302       0.0%
   Thanachart Capital PCL                                   1,907,600    2,153,017       0.1%
   Thitikorn PCL                                              521,000      153,334       0.0%
   Thoresen Thai Agencies PCL                               6,788,854    1,765,228       0.0%
   TICON Industrial Connection PCL Class F                  7,345,684    3,106,397       0.1%
   Tipco Asphalt PCL                                          201,000      103,953       0.0%
   TIPCO Foods PCL                                          1,385,582      534,477       0.0%
   Tisco Financial Group PCL(B3KFW10)                       1,031,000    1,524,516       0.0%
   Tisco Financial Group PCL(B3KFW76)                       2,670,200    3,948,363       0.1%
   TPI Polene PCL                                          38,990,600    2,451,013       0.1%
   TRC Construction PCL                                    12,731,487      571,139       0.0%
   TTCL PCL(B5ML0D8)                                        1,350,871      856,899       0.0%
   TTCL PCL(BWY4Y10)                                          295,800      187,635       0.0%
   TTW PCL                                                 12,037,500    3,611,508       0.1%
*  U City PCL                                              47,365,600       40,602       0.0%
   Unique Engineering & Construction PCL                    4,305,770    2,091,523       0.0%
*  United Power of Asia PCL                                   500,000       10,144       0.0%
   Univanich Palm Oil PCL                                     939,000      160,983       0.0%
   Univentures PCL                                          7,678,800    1,272,578       0.0%
   Vanachai Group PCL                                       6,851,059    2,936,378       0.1%
   VGI Global Media PCL                                    12,996,500    2,116,724       0.1%
   Vibhavadi Medical Center PCL                            43,644,800    3,691,367       0.1%
   Vinythai PCL                                             2,911,734      827,824       0.0%
*  WHA Corp. PCL                                           29,827,100    2,812,470       0.1%
   Workpoint Entertainment PCL                              1,629,440    1,780,872       0.0%
                                                                      ------------       ---
TOTAL THAILAND                                                         209,076,777       3.8%
                                                                      ------------       ---
TURKEY -- (1.8%)
   Adana Cimento Sanayii TAS Class A                          572,283    1,152,879       0.0%
   Adel Kalemcilik Ticaret ve Sanayi A.S.                      42,330      235,853       0.0%
#* Afyon Cimento Sanayi TAS                                 1,129,733    2,901,352       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                            SHARES    VALUE++   OF NET ASSETS**
                                                           --------- ---------- ---------------
TURKEY -- (Continued)
   Akcansa Cimento A.S.                                      461,916 $1,927,357       0.1%
#* Akenerji Elektrik Uretim A.S.                           2,516,472    781,852       0.0%
#  Aksa Akrilik Kimya Sanayii A.S.                           775,850  2,185,224       0.1%
#* Aksa Enerji Uretim A.S.                                   959,898    872,169       0.0%
*  Aksigorta A.S.                                          1,013,913    662,924       0.0%
*  Aktas Electric Ticaret AS                                     370         --       0.0%
#  Alarko Holding A.S.                                       688,608    863,735       0.0%
#  Albaraka Turk Katilim Bankasi A.S.                      4,113,726  1,649,517       0.0%
   Alkim Alkali Kimya A.S.                                     6,300     35,319       0.0%
*  Anadolu Anonim Turk Sigorta Sirketi                     2,035,741  1,132,100       0.0%
#* Anadolu Cam Sanayii A.S.                                1,490,394  1,079,933       0.0%
#  Anadolu Hayat Emeklilik A.S.                              946,113  1,512,443       0.0%
   AvivaSA Emeklilik ve Hayat A.S. Class A                    13,261     89,520       0.0%
#  Aygaz A.S.                                                323,869  1,144,502       0.0%
#* Bagfas Bandirma Gubre Fabrikalari A.S.                    538,450  1,880,346       0.1%
   Baticim Bati Anadolu Cimento Sanayii A.S.                 411,020    858,594       0.0%
#* Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.      1,380,080  1,948,757       0.1%
#  Bizim Toptan Satis Magazalari A.S.                        245,003  1,025,663       0.0%
#  Bolu Cimento Sanayii A.S.                                 700,613  1,416,066       0.0%
#  Borusan Mannesmann Boru Sanayi ve Ticaret A.S.            532,369  1,451,755       0.0%
*  Boyner Perakende Ve Tekstil Yatirimlari A.S.              104,938  2,573,347       0.1%
#  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.          827,742  1,864,485       0.1%
   Bursa Cimento Fabrikasi A.S.                              255,663    539,468       0.0%
#  Celebi Hava Servisi A.S.                                   72,419    485,169       0.0%
   Cimsa Cimento Sanayi VE Ticaret A.S.                      684,762  3,403,526       0.1%
#* Deva Holding A.S.                                         356,487    487,842       0.0%
#* Dogan Sirketler Grubu Holding A.S.                      9,685,105  2,498,903       0.1%
#  Dogus Otomotiv Servis ve Ticaret A.S.                     729,022  2,352,819       0.1%
#  Eczacibasi Yatirim Holding Ortakligi A.S.                 266,591  1,088,641       0.0%
#  EGE Endustri VE Ticaret A.S.                               20,873  1,427,993       0.0%
#* EGE Seramik Sanayi ve Ticaret A.S.                        480,174    539,100       0.0%
#  EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
   Sanayi ve Ticaret A.S.                                  1,950,686  2,466,970       0.1%
#* Fenerbahce Futbol A.S.                                     84,211  1,067,689       0.0%
#* Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.        27,385    326,462       0.0%
#  Global Yatirim Holding A.S.                             2,140,639  1,101,104       0.0%
*  Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.            8,540         --       0.0%
#  Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.       75,550  1,774,699       0.0%
#  Goodyear Lastikleri TAS                                   955,450  1,151,799       0.0%
#* Gozde Girisim Sermayesi Yatirim Ortakligi A.S.          1,107,365    837,805       0.0%
#  GSD Holding A.S.                                        2,604,393    808,909       0.0%
#  Gubre Fabrikalari TAS                                   1,527,158  2,521,590       0.1%
#* Ihlas Holding A.S.                                      8,173,996    901,135       0.0%
   Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
     Ticaret A.S.                                            170,170    408,013       0.0%
#* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.     678,189    494,640       0.0%
   Is Finansal Kiralama A.S.                               1,795,970    639,423       0.0%
   Is Yatirim Menkul Degerler A.S. Class A                   220,148     76,231       0.0%
#* Izmir Demir Celik Sanayi A.S.                             855,717    830,212       0.0%
#  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class A                                                 1,362,478    612,876       0.0%
#  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class B                                                 1,111,782    532,321       0.0%
#  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
   Class D                                                 7,346,390  2,995,428       0.1%
#* Karsan Otomotiv Sanayii Ve Ticaret A.S.                 4,400,804  1,593,548       0.0%
#* Kartonsan Karton Sanayi ve Ticaret A.S.                    15,262  1,352,883       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES      VALUE++     OF NET ASSETS**
                                                           --------- -------------- ---------------
TURKEY -- (Continued)
#  Konya Cimento Sanayii A.S.                                 18,057 $    1,569,613       0.0%
#* Koza Altin Isletmeleri A.S.                               226,641      1,291,071       0.0%
#* Koza Anadolu Metal Madencilik Isletmeleri A.S.            831,604        621,117       0.0%
#  Mardin Cimento Sanayii ve Ticaret A.S.                    397,282        581,687       0.0%
#* Metro Ticari ve Mali Yatirimlar Holding A.S.            2,278,836        780,924       0.0%
#* Migros Ticaret A.S.                                       320,825      1,846,732       0.1%
*  Mudurnu Tavukculuk A.S.                                     1,740             --       0.0%
*  Nergis Holding A.S.                                         1,784             --       0.0%
#* NET Holding A.S.                                        1,634,434      1,632,293       0.0%
#* Netas Telekomunikasyon A.S.                               490,416      1,580,497       0.0%
   Nuh Cimento Sanayi A.S.                                   385,168      1,159,787       0.0%
#  Otokar Otomotiv Ve Savunma Sanayi A.S.                    163,448      5,403,038       0.1%
#  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.    815,128        599,028       0.0%
*  Parsan Makina Parcalari Sanayii A.S.                      140,357        349,797       0.0%
#* Pegasus Hava Tasimaciligi A.S.                            215,199        908,865       0.0%
   Pinar Entegre Et ve Un Sanayi A.S.                        155,791        522,507       0.0%
   Pinar SUT Mamulleri Sanayii A.S.                          143,024        712,414       0.0%
*  Raks Elektronik Sanayi ve Ticaret A.S.                      2,730             --       0.0%
   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.       565,645        565,112       0.0%
#* Sekerbank TAS                                           4,341,907      1,642,106       0.0%
#  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.               1,376,283      1,397,978       0.0%
   Soda Sanayii A.S.                                       1,882,291      2,615,151       0.1%
#  Tat Gida Sanayi A.S.                                      816,897      1,506,549       0.0%
   TAV Havalimanlari Holding A.S.                            164,841        677,688       0.0%
   Tekfen Holding A.S.                                     1,868,536      4,740,991       0.1%
#* Teknosa Ic Ve Dis Ticaret A.S.                            238,336        346,089       0.0%
   Tofas Turk Otomobil Fabrikasi A.S.                              1              8       0.0%
   Trakya Cam Sanayii A.S.                                 3,586,813      2,956,203       0.1%
#* Tumosan Motor ve Traktor Sanayi A.S.                       77,389        199,113       0.0%
#  Turcas Petrol A.S.                                      1,289,683        641,867       0.0%
   Turk Traktor ve Ziraat Makineleri A.S.                      7,027        182,489       0.0%
   Turkiye Sinai Kalkinma Bankasi A.S.                     8,843,175      3,919,677       0.1%
#* Vestel Elektronik Sanayi ve Ticaret A.S.                1,006,303      2,138,413       0.1%
#* Zorlu Enerji Elektrik Uretim A.S.                       2,990,254      1,586,736       0.0%
                                                                     --------------      ----
TOTAL TURKEY                                                            111,238,430       2.0%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   5,366,250,007      97.3%
                                                                     --------------      ----
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
   AES Tiete Energia SA                                        7,992          8,062       0.0%
   Alpargatas SA                                           1,791,774      5,955,740       0.1%
   Banco ABC Brasil SA                                       838,229      4,038,835       0.1%
   Banco do Estado do Rio Grande do Sul SA Class B         2,285,044      9,735,776       0.2%
   Banco Pan SA                                            2,079,740        912,167       0.0%
   Banco Pine SA                                             287,303        371,730       0.0%
   Centrais Eletricas Santa Catarina                          79,600        345,881       0.0%
   Cia de Gas de Sao Paulo--COMGAS Class A                   221,785      3,613,039       0.1%
   Cia de Saneamento do Parana                               225,201        691,407       0.0%
   Cia de Transmissao de Energia Eletrica Paulista           426,040      9,244,214       0.2%
   Cia Energetica de Minas Gerais                          3,890,229     11,882,748       0.2%
   Cia Energetica de Sao Paulo Class B                     1,652,400      7,677,034       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                             SHARES     VALUE++    OF NET ASSETS**
                                                           ---------- ------------ ---------------
BRAZIL -- (Continued)
   Cia Energetica do Ceara Class A                            114,139 $  1,703,503       0.0%
   Cia Ferro Ligas da Bahia--FERBASA                          440,849    1,059,308       0.0%
   Cia Paranaense de Energia                                  857,600    9,819,950       0.2%
   Eletropaulo Metropolitana Eletricidade de Sao Paulo SA     831,699    2,696,768       0.1%
   Eucatex SA Industria e Comercio                            160,378      148,722       0.0%
   Gerdau SA                                                2,223,023    7,674,722       0.1%
*  Marcopolo SA                                             4,937,853    5,043,045       0.1%
*  Randon SA Implementos e Participacoes                    2,535,157    3,796,382       0.1%
*  Sharp SA Equipamentos Eletronicos                       30,200,000           --       0.0%
   Suzano Papel e Celulose SA Class A                         219,200      773,243       0.0%
   Unipar Carbocloro SA                                       276,095      581,252       0.0%
*  Usinas Siderurgicas de Minas Gerais SA Class A           4,852,799    6,856,555       0.1%
                                                                      ------------       ---
TOTAL BRAZIL                                                            94,630,083       1.7%
                                                                      ------------       ---
CHILE -- (0.1%)
   Coca-Cola Embonor SA Class B                               201,569      469,481       0.0%
   Embotelladora Andina SA Class B                            746,617    3,029,514       0.1%
                                                                      ------------       ---
TOTAL CHILE                                                              3,498,995       0.1%
                                                                      ------------       ---
COLOMBIA -- (0.0%)
   Avianca Holdings SA                                      2,637,267    2,105,056       0.0%
                                                                      ------------       ---
TOTAL PREFERRED STOCKS                                                 100,234,134       1.8%
                                                                      ------------       ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*  Ecopro Rights 12/06/16                                      11,867       28,624       0.0%
*  Interflex Co., Ltd. Rights 11/24/16                         16,714       54,776       0.0%
*  SOLID, Inc. Rights                                          47,204       23,721       0.0%
                                                                      ------------       ---
TOTAL AUSTRALIA                                                            107,121       0.0%
                                                                      ------------       ---
BRAZIL -- (0.0%)
*  LPS Brasil Consultoria de Imoveis SA Rights 11/30/16        50,341        4,731       0.0%
                                                                      ------------       ---
CHINA -- (0.0%)
*  Symphony Holdings, Ltd. Warrants 07/05/19                  446,000        4,888       0.0%
                                                                      ------------       ---
INDIA -- (0.0%)
*  Karnataka Bank, Ltd. Rights 11/21/16                       637,013      498,840       0.0%
                                                                      ------------       ---
POLAND -- (0.0%)
*  Hawe SA Rights 09/30/15                                    846,548           --       0.0%
                                                                      ------------       ---
SOUTH KOREA -- (0.0%)
*  Asiana Airlines, Inc. Rights 11/03/16                      108,733           --       0.0%
*  Dongbang Transport Logistics Co., Ltd. Rights 11/03/16      17,263        4,073       0.0%
*  IM Co., Ltd. Rights                                         21,113        5,720       0.0%
                                                                      ------------       ---
TOTAL SOUTH KOREA                                                            9,793       0.0%
                                                                      ------------       ---
TAIWAN -- (0.0%)
*  Microelectronics Rights                                      5,646        1,020       0.0%
                                                                      ------------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                           ---------- -------------- ---------------
THAILAND -- (0.0%)
*  Asian Phytoceutical Rights                                  58,815 $        2,151        0.0%
*  TPI Polene PCL Rights 12/30/16                             219,980             --        0.0%
                                                                      --------------      -----
TOTAL THAILAND                                                                 2,151        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                        628,544        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            5,467,112,685
                                                                      --------------

                                                                         VALUE+
                                                                      --------------
SECURITIES LENDING COLLATERAL -- (10.6%)
(S)@ DFA Short Term Investment Fund                        56,051,755    648,630,910       11.8%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $5,926,075,685)                   $6,115,743,595      110.9%
                                                                      ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           ----------------------------------------------------
                                                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                                           -------------- -------------- ------- --------------
Common Stocks
   Argentina                                               $            1             --   --    $            1
   Brazil                                                     505,513,504             --   --       505,513,504
   Chile                                                        1,048,175 $   98,223,502   --        99,271,677
   China                                                        1,165,199    762,490,969   --       763,656,168
   Colombia                                                    10,672,363             --   --        10,672,363
   Greece                                                              --     18,832,908   --        18,832,908
   Hong Kong                                                           --      3,501,421   --         3,501,421
   Hungary                                                             --      3,410,822   --         3,410,822
   India                                                        2,752,926    829,502,076   --       832,255,002
   Indonesia                                                    2,884,712    198,940,526   --       201,825,238
   Malaysia                                                        43,667    237,479,986   --       237,523,653
   Mexico                                                     190,963,237             --   --       190,963,237
   Philippines                                                         --     97,508,208   --        97,508,208
   Poland                                                              --    108,866,211   --       108,866,211
   South Africa                                                 9,109,799    419,480,135   --       428,589,934
   South Korea                                                  1,107,997    724,165,440   --       725,273,437
   Taiwan                                                       1,012,253    817,258,763   --       818,271,016
   Thailand                                                   208,832,059        244,718   --       209,076,777
   Turkey                                                              --    111,238,430   --       111,238,430
Preferred Stocks
   Brazil                                                      94,630,083             --   --        94,630,083
   Chile                                                               --      3,498,995   --         3,498,995
   Colombia                                                     2,105,056             --   --         2,105,056
Rights/Warrants
   Australia                                                           --        107,121   --           107,121
   Brazil                                                              --          4,731   --             4,731
   China                                                               --          4,888   --             4,888
   India                                                               --        498,840   --           498,840
   Poland                                                              --             --   --                --
   South Korea                                                         --          9,793   --             9,793
   Taiwan                                                              --          1,020   --             1,020
   Thailand                                                            --          2,151   --             2,151
Securities Lending Collateral                                          --    648,630,910   --       648,630,910
Futures Contracts**                                               288,905             --   --           288,905
                                                           -------------- --------------   --    --------------
TOTAL                                                      $1,032,129,936 $5,083,902,564   --    $6,116,032,500
                                                           ============== ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
COMMON STOCKS -- (92.2%)
BRAZIL -- (6.2%)
    Aliansce Shopping Centers SA(B23FNB7)                           635,800 $  3,342,332    0.0%
*   Aliansce Shopping Centers SA(BDCWJC9)                           161,014      855,009    0.0%
*   B2W Cia Digital                                                 193,900      952,491    0.0%
    Banco Alfa de Investimento SA                                    55,600       78,732    0.0%
    Banco Bradesco SA                                               152,713    1,518,040    0.0%
    Banco do Brasil SA                                           11,814,302  108,408,805    0.7%
    Banco Santander Brasil SA                                       612,818    5,049,221    0.0%
#   Banco Santander Brasil SA ADR                                    17,200      140,696    0.0%
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros       13,256,844   78,079,156    0.5%
*   Brasil Brokers Participacoes SA                               1,311,600      739,624    0.0%
    BrasilAgro--Co. Brasileira de Propriedades Agricolas             80,384      260,895    0.0%
    BTG Pactual Group                                               154,433      786,681    0.0%
*   Cia Siderurgica Nacional SA                                   4,212,685   14,174,260    0.1%
    Cosan SA Industria e Comercio                                 1,053,036   14,159,243    0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       3,585,517   12,075,284    0.1%
    Direcional Engenharia SA                                      1,814,261    3,137,444    0.0%
    Duratex SA                                                    3,863,326   10,432,917    0.1%
    Embraer SA                                                      838,858    4,507,022    0.0%
    Embraer SA ADR                                                  404,349    8,649,025    0.1%
    Estacio Participacoes SA                                        287,131    1,665,036    0.0%
    Eternit SA                                                      314,302      152,622    0.0%
    Even Construtora e Incorporadora SA                           5,186,430    7,214,207    0.1%
    Ez Tec Empreendimentos e Participacoes SA                     1,216,737    6,300,958    0.0%
    Fibria Celulose SA                                            1,760,576   14,086,814    0.1%
    Fibria Celulose SA Sponsored ADR                              3,113,211   24,843,424    0.2%
    GAEC Educacao SA                                                 67,900      287,171    0.0%
#   Gafisa SA ADR                                                 2,278,791    3,554,914    0.0%
    Gerdau SA                                                     1,919,263    4,870,310    0.0%
#   Gerdau SA Sponsored ADR                                      14,092,350   48,336,761    0.3%
    Guararapes Confeccoes SA                                         58,200    1,203,748    0.0%
    Helbor Empreendimentos SA(B28RS68)                            1,331,389      846,717    0.0%
*   Helbor Empreendimentos SA(BD87RD5)                              360,349      224,654    0.0%
    Hypermarcas SA                                                  471,782    3,955,165    0.0%
*   International Meal Co. Alimentacao SA                           284,000      524,048    0.0%
    Iochpe Maxion SA                                              1,312,412    6,660,738    0.1%
    JBS SA                                                       13,093,875   39,831,305    0.2%
*   JHSF Participacoes SA                                         1,088,374      593,287    0.0%
    Kepler Weber SA                                                  12,200       72,046    0.0%
    Kroton Educacional SA                                        13,035,605   64,932,995    0.4%
*   Log-in Logistica Intermodal SA                                   41,540       45,678    0.0%
*   Magnesita Refratarios SA                                        643,250    4,566,430    0.0%
*   Marisa Lojas SA                                                   6,200       15,053    0.0%
*   Mills Estruturas e Servicos de Engenharia SA                    627,446      980,876    0.0%
    MRV Engenharia e Participacoes SA                             6,723,424   26,034,311    0.2%
    Paranapanema SA                                               3,320,843    1,789,427    0.0%
*   PDG Realty SA Empreendimentos e Participacoes                       762          693    0.0%
*   Petroleo Brasileiro SA                                       12,763,637   74,534,522    0.5%
*   Petroleo Brasileiro SA Sponsored ADR                         22,735,012  265,317,590    1.6%
    Porto Seguro SA                                                 693,081    6,572,544    0.0%
    QGEP Participacoes SA                                         1,408,166    2,435,174    0.0%
    Rodobens Negocios Imobiliarios SA                               247,016      402,407    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ----------- -------------- ----------
BRAZIL -- (Continued)
*   Rumo Logistica Operadora Multimodal SA                         2,036,465 $    4,555,251    0.0%
    Santos Brasil Participacoes SA                                 1,106,000      1,046,404    0.0%
    Sao Carlos Empreendimentos e Participacoes SA                     56,800        534,724    0.0%
    SLC Agricola SA                                                1,041,391      5,158,017    0.0%
    Sul America SA                                                 1,863,922     11,252,436    0.1%
*   Technos SA                                                        39,400         58,754    0.0%
    Tecnisa SA                                                     2,638,200      2,041,464    0.0%
    TPI -- Triunfo Participacoes e Investimentos SA                  445,500        495,465    0.0%
*   Usinas Siderurgicas de Minas Gerais SA                           524,300      1,448,724    0.0%
    Vale SA                                                        5,757,434     39,825,859    0.2%
#   Vale SA Sponsored ADR                                         16,396,265    113,462,154    0.7%
    Via Varejo SA(B7VY430)                                           167,924        197,279    0.0%
    Via Varejo SA(BGSHPP4)                                           572,559      1,641,264    0.0%
                                                                             --------------    ---
TOTAL BRAZIL                                                                  1,061,916,297    6.4%
                                                                             --------------    ---
CHILE -- (1.5%)
    Besalco SA                                                       344,907        157,104    0.0%
    CAP SA                                                           785,957      5,514,246    0.0%
    Cementos BIO BIO SA                                              665,307        638,060    0.0%
    Cencosud SA                                                   11,043,156     36,005,129    0.2%
    Cencosud SA ADR                                                   56,591        559,685    0.0%
*   Cia Sud Americana de Vapores SA                               94,343,951      1,933,431    0.0%
    Cristalerias de Chile SA                                         264,624      2,693,687    0.0%
    Embotelladora Andina SA Class A ADR                                2,797         62,793    0.0%
*   Empresa Nacional de Telecomunicaciones SA                        103,786      1,113,239    0.0%
    Empresas CMPC SA                                              19,454,112     42,128,505    0.3%
    Empresas COPEC SA                                              2,818,239     28,434,746    0.2%
    Empresas Hites SA                                              1,868,082      1,435,206    0.0%
*   Empresas La Polar SA                                           3,788,140        169,034    0.0%
    Enersis Americas SA                                           11,808,224      1,992,649    0.0%
    Enersis Americas SA Sponsored ADR                              3,867,792     33,533,757    0.2%
    Enersis Chile SA(BYMLZD6)                                     59,192,430      5,981,835    0.0%
    Enersis Chile SA(29278D105)                                    4,598,985     22,856,955    0.2%
    Grupo Security SA                                              1,183,304        415,127    0.0%
    Inversiones Aguas Metropolitanas SA                            5,210,913      9,487,655    0.1%
    Itau CorpBanca                                               606,187,352      5,491,484    0.0%
*   Latam Airlines Group SA                                        2,156,062     20,760,433    0.1%
#*  Latam Airlines Group SA Sponsored ADR                          1,200,157     11,509,506    0.1%
    Masisa SA                                                     44,072,542      3,241,385    0.0%
    PAZ Corp. SA                                                   2,201,345      1,794,057    0.0%
    Ripley Corp. SA                                               12,474,248      7,800,761    0.1%
    Salfacorp SA                                                   2,945,496      2,393,668    0.0%
    Sigdo Koppers SA                                                  76,067        104,798    0.0%
    Sociedad Matriz SAAM SA                                       53,163,678      4,524,332    0.0%
    Socovesa SA                                                    5,821,469      1,855,033    0.0%
*   Tech Pack SA                                                     626,034        335,037    0.0%
    Vina Concha y Toro SA                                            655,652      1,143,099    0.0%
                                                                             --------------    ---
TOTAL CHILE                                                                     256,066,436    1.5%
                                                                             --------------    ---
CHINA -- (14.1%)
    361 Degrees International, Ltd.                                8,736,000      3,279,739    0.0%
    Agile Group Holdings, Ltd.                                    19,562,999     10,844,390    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
CHINA -- (Continued)
    Agricultural Bank of China, Ltd. Class H                     188,329,000 $ 79,224,525    0.5%
    Air China, Ltd. Class H                                          844,000      554,536    0.0%
*   Aluminum Corp. of China, Ltd. ADR                                 69,621      655,830    0.0%
    AMVIG Holdings, Ltd.                                           5,381,100    1,809,502    0.0%
#*  Angang Steel Co., Ltd. Class H                                 9,484,640    4,856,793    0.0%
#   Anhui Conch Cement Co., Ltd. Class H                             862,500    2,383,878    0.0%
    Anhui Tianda Oil Pipe Co., Ltd. Class H                          672,863      144,010    0.0%
#*  Anton Oilfield Services Group                                  2,824,000      376,737    0.0%
*   Anxin-China Holdings, Ltd.                                     6,152,000       57,272    0.0%
#   Asia Cement China Holdings Corp.                               6,993,000    1,737,801    0.0%
#*  Asian Citrus Holdings, Ltd.                                    4,633,000      358,427    0.0%
    AVIC International Holdings, Ltd. Class H                      3,214,000    1,810,701    0.0%
    Bank of China, Ltd. Class H                                  535,573,817  240,000,782    1.5%
    Bank of Chongqing Co., Ltd. Class H                              257,500      206,334    0.0%
    Bank of Communications Co., Ltd. Class H                      56,202,574   42,718,080    0.3%
    Baoye Group Co., Ltd. Class H                                  2,809,120    2,171,475    0.0%
    BBMG Corp. Class H                                            10,001,000    3,650,273    0.0%
    Beijing Capital International Airport Co., Ltd. Class H        2,137,599    2,237,160    0.0%
    Beijing Capital Land, Ltd. Class H                             9,861,060    3,795,088    0.0%
    Beijing Enterprises Holdings, Ltd.                             2,490,500   12,447,098    0.1%
    Beijing North Star Co., Ltd. Class H                           2,614,000      878,766    0.0%
#   Boer Power Holdings, Ltd.                                        581,000      232,829    0.0%
    Bosideng International Holdings, Ltd.                          6,554,000      590,554    0.0%
    BYD Electronic International Co., Ltd.                         5,288,136    4,160,627    0.0%
    C C Land Holdings, Ltd.                                       17,923,286    4,760,117    0.0%
    Carrianna Group Holdings Co., Ltd.                             3,880,391      365,455    0.0%
    CECEP COSTIN New Materials Group, Ltd.                           132,000       10,212    0.0%
    Central China Real Estate, Ltd.                                8,352,350    1,823,709    0.0%
    Century Sunshine Group Holdings, Ltd.                         13,215,000      459,531    0.0%
*   CGN Meiya Power Holdings Co., Ltd.                               888,000      128,840    0.0%
    Changshouhua Food Co., Ltd.                                       91,000       46,878    0.0%
*   Chigo Holding, Ltd.                                           35,856,000      507,630    0.0%
#   China Aerospace International Holdings, Ltd.                  26,134,000    3,360,271    0.0%
*   China Agri-Industries Holdings, Ltd.                          16,165,500    6,317,455    0.1%
    China Aoyuan Property Group, Ltd.                             13,729,000    3,229,009    0.0%
    China BlueChemical, Ltd. Class H                               8,278,878    1,600,323    0.0%
    China Cinda Asset Management Co., Ltd. Class H                55,738,000   20,024,025    0.1%
    China CITIC Bank Corp., Ltd. Class H                          33,762,112   21,774,226    0.1%
#*  China Coal Energy Co., Ltd. Class H                           26,001,000   14,719,901    0.1%
    China Communications Construction Co., Ltd. Class H           15,837,327   17,390,218    0.1%
    China Communications Services Corp., Ltd. Class H             22,865,071   13,566,926    0.1%
    China Construction Bank Corp. Class H                        692,941,101  506,017,971    3.1%
    China Dongxiang Group Co., Ltd.                                1,995,000      390,456    0.0%
*   China Dredging Environment Protection Holdings, Ltd.           1,312,000       71,675    0.0%
*   China Environmental Technology and Bioenergy Holdings, Ltd.      690,000       11,906    0.0%
    China Everbright Bank Co., Ltd. Class H                       11,021,000    5,024,755    0.0%
    China Everbright, Ltd.                                         6,037,869   11,807,399    0.1%
#   China Evergrande Group                                        15,074,000    9,922,235    0.1%
*   China Fiber Optic Network System Group, Ltd.                   3,598,000      324,748    0.0%
    China Financial Services Holdings, Ltd.                        1,250,000      104,687    0.0%
    China Galaxy Securities Co., Ltd. Class H                      2,526,500    2,398,609    0.0%
*   China Glass Holdings, Ltd.                                     7,524,000      871,540    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
CHINA -- (Continued)
    China Harmony New Energy Auto Holding, Ltd.                     154,000 $    71,165    0.0%
*   China High Precision Automation Group, Ltd.                     429,000      12,653    0.0%
    China High Speed Transmission Equipment Group Co., Ltd.       8,618,000   8,910,361    0.1%
#   China Hongqiao Group, Ltd.                                    8,667,000   7,744,739    0.1%
*   China Huiyuan Juice Group, Ltd.                               1,144,983     423,043    0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                        99,400     118,272    0.0%
*   China ITS Holdings Co., Ltd.                                  5,486,147     409,130    0.0%
    China Jinmao Holdings Group, Ltd.                            43,994,580  12,130,950    0.1%
*   China Longevity Group Co., Ltd.                               1,152,649      38,196    0.0%
#*  China Lumena New Materials Corp.                             52,602,000          --    0.0%
#   China Merchants Land, Ltd.                                    9,082,000   1,284,805    0.0%
#   China Merchants Port Holdings Co., Ltd.                       6,645,333  17,180,997    0.1%
#*  China Metal Recycling Holdings, Ltd.                          3,259,800          --    0.0%
    China Minsheng Banking Corp., Ltd. Class H                    8,918,500  10,147,611    0.1%
#*  China Modern Dairy Holdings, Ltd.                             5,636,000   1,225,844    0.0%
#   China National Building Material Co., Ltd. Class H           33,746,000  15,399,220    0.1%
#   China National Materials Co., Ltd. Class H                   15,468,000   3,501,113    0.0%
#*  China New Town Development Co., Ltd.                         11,705,522     586,217    0.0%
#*  China Ocean Resources Co., Ltd.                               1,059,646   1,396,457    0.0%
*   China Oil & Gas Group, Ltd.                                   2,300,000     174,543    0.0%
#   China Oilfield Services, Ltd. Class H                         1,094,000   1,049,995    0.0%
*   China Oriental Group Co., Ltd.                                   26,000         729    0.0%
*   China Overseas Grand Oceans Group, Ltd.                       3,747,000   1,375,840    0.0%
    China Petroleum & Chemical Corp. ADR                          1,158,578  83,904,204    0.5%
    China Petroleum & Chemical Corp. Class H                     86,403,575  62,487,102    0.4%
*   China Properties Group, Ltd.                                  5,400,000   1,318,047    0.0%
#   China Railway Construction Corp., Ltd. Class H                7,973,514   9,967,071    0.1%
    China Railway Group, Ltd. Class H                               899,000     692,990    0.0%
#*  China Rare Earth Holdings, Ltd.                              11,564,600     833,321    0.0%
#   China Resources Cement Holdings, Ltd.                         7,204,000   2,908,972    0.0%
    China Resources Land, Ltd.                                    1,826,000   4,534,928    0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                         796,000     223,005    0.0%
    China SCE Property Holdings, Ltd.                             7,494,000   2,289,116    0.0%
#*  China Shanshui Cement Group, Ltd.                            19,122,000   5,024,624    0.0%
    China Shenhua Energy Co., Ltd. Class H                       16,208,000  33,602,776    0.2%
    China Shineway Pharmaceutical Group, Ltd.                        43,000      44,186    0.0%
#   China Singyes Solar Technologies Holdings, Ltd.               4,353,200   2,073,006    0.0%
#   China South City Holdings, Ltd.                               8,590,000   1,900,670    0.0%
*   China Starch Holdings, Ltd.                                  18,995,000     413,136    0.0%
*   China Taifeng Beddings Holdings, Ltd.                           640,000      16,711    0.0%
#   China Travel International Investment Hong Kong, Ltd.        22,775,631   6,563,016    0.1%
#   China Unicom Hong Kong, Ltd. ADR                              7,246,321  84,926,882    0.5%
*   China Vanadium Titano--Magnetite Mining Co., Ltd.             3,880,000     159,469    0.0%
    China XLX Fertiliser, Ltd.                                       52,000      13,853    0.0%
#*  China Yurun Food Group, Ltd.                                  6,534,000   1,041,799    0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                  9,613,500   3,079,741    0.0%
#   China Zhongwang Holdings, Ltd.                               17,992,954   8,306,648    0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H             12,864,000   1,521,983    0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H            16,650,000   9,964,412    0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    1,188,000     168,357    0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                     80,000      22,029    0.0%
    CIFI Holdings Group Co., Ltd.                                 4,408,000   1,296,726    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
CHINA -- (Continued)
#   CIMC Enric Holdings, Ltd.                                        442,000 $    184,672    0.0%
*   CITIC Dameng Holdings, Ltd.                                    1,221,000       66,829    0.0%
*   CITIC Resources Holdings, Ltd.                                11,446,000    1,428,360    0.0%
    CITIC, Ltd.                                                   32,338,483   46,404,801    0.3%
    Citychamp Watch & Jewellery Group, Ltd.                        7,621,108    2,099,639    0.0%
    Clear Media, Ltd.                                                243,000      237,975    0.0%
    CNOOC, Ltd.                                                  117,592,000  147,962,957    0.9%
    CNOOC, Ltd. Sponsored ADR                                        270,443   33,935,188    0.2%
    Comba Telecom Systems Holdings, Ltd.                           5,140,683      911,478    0.0%
#*  Comtec Solar Systems Group, Ltd.                               4,588,000      215,533    0.0%
    Concord New Energy Group, Ltd.                                15,560,000      779,050    0.0%
*   Coolpad Group, Ltd.                                            5,720,600      994,542    0.0%
    Cosco International Holdings, Ltd.                             5,650,000    2,620,265    0.0%
    COSCO SHIPPING Ports, Ltd.                                    16,799,491   16,655,177    0.1%
*   Coslight Technology International Group Co., Ltd.                212,000      152,390    0.0%
    Country Garden Holdings Co., Ltd.                             13,765,800    7,143,995    0.1%
#   CPMC Holdings, Ltd.                                              579,000      302,423    0.0%
*   DaChan Food Asia, Ltd.                                         3,195,000      299,609    0.0%
    Dah Chong Hong Holdings, Ltd.                                  3,819,000    1,597,253    0.0%
*   Daphne International Holdings, Ltd.                            2,812,000      369,124    0.0%
#   Dongfang Electric Corp., Ltd. Class H                            471,600      364,729    0.0%
    Dongfeng Motor Group Co., Ltd. Class H                        15,434,000   16,086,512    0.1%
*   Dongyue Group, Ltd.                                            2,979,000      394,675    0.0%
#*  Dynasty Fine Wines Group, Ltd.                                 9,228,600      321,282    0.0%
    Embry Holdings, Ltd.                                             539,000      256,999    0.0%
    EVA Precision Industrial Holdings, Ltd.                        2,530,000      276,766    0.0%
*   Evergreen International Holdings, Ltd.                         1,609,000      188,576    0.0%
    Fantasia Holdings Group Co., Ltd.                             21,565,015    2,799,132    0.0%
#   Fosun International, Ltd.                                      5,900,683    8,544,515    0.1%
#   Fufeng Group, Ltd.                                             3,863,000    1,630,023    0.0%
    Future Land Development Holdings, Ltd.                         3,736,000      671,123    0.0%
#   GCL-Poly Energy Holdings, Ltd.                                 1,603,000      216,058    0.0%
*   Glorious Property Holdings, Ltd.                              28,617,000    3,428,247    0.0%
#*  Golden Meditech Holdings, Ltd.                                13,512,667    1,758,231    0.0%
    Goldlion Holdings, Ltd.                                        1,904,000      758,376    0.0%
    Goldpac Group, Ltd.                                              127,000       37,623    0.0%
#   GOME Electrical Appliances Holding, Ltd.                      68,870,000    8,678,630    0.1%
#*  Greenland Hong Kong Holdings, Ltd.                             2,172,575      559,082    0.0%
#*  Greentown China Holdings, Ltd.                                 7,983,091    6,508,128    0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                        375,310   10,313,519    0.1%
#   Guangzhou R&F Properties Co., Ltd. Class H                    12,777,514   18,007,794    0.1%
#*  Guodian Technology & Environment Group Corp., Ltd. Class H     4,780,000      368,871    0.0%
*   Hanergy Thin Film Power Group, Ltd.                           14,642,000      389,253    0.0%
    Harbin Bank Co., Ltd. Class H                                     40,000       12,298    0.0%
    Harbin Electric Co., Ltd. Class H                              6,739,474    3,266,640    0.0%
*   Hengdeli Holdings, Ltd.                                        8,124,000      879,039    0.0%
*   Hidili Industry International Development, Ltd.                2,422,000       45,688    0.0%
#   Hilong Holding, Ltd.                                           3,933,000      938,294    0.0%
#   HNA Infrastructure Co., Ltd.                                   1,526,000    1,706,281    0.0%
*   Honghua Group, Ltd.                                            2,791,000      283,538    0.0%
    Hopefluent Group Holdings, Ltd.                                1,024,000      299,073    0.0%
    Hopson Development Holdings, Ltd.                              9,944,000    8,965,332    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
CHINA -- (Continued)
#   Hua Han Health Industry Holdings, Ltd.                        23,012,000 $  1,572,598    0.0%
    Hua Hong Semiconductor, Ltd.                                     104,000      122,881    0.0%
#*  Huabao International Holdings, Ltd.                              360,000      134,738    0.0%
    Huaneng Renewables Corp., Ltd. Class H                         2,432,000      814,918    0.0%
#   Huishang Bank Corp., Ltd. Class H                                233,000      111,896    0.0%
    Hydoo International Holding, Ltd.                                584,000       58,418    0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          372,912,996  223,837,040    1.4%
    Inspur International, Ltd.                                       345,343       68,555    0.0%
    Jiangnan Group, Ltd.                                             188,000       30,983    0.0%
    Jiangxi Copper Co., Ltd. Class H                               6,748,000    7,965,888    0.1%
*   JinkoSolar Holding Co., Ltd. ADR                                   7,000      107,870    0.0%
#   Joy City Property, Ltd.                                          226,000       31,880    0.0%
    Ju Teng International Holdings, Ltd.                          11,520,249    3,649,646    0.0%
    K Wah International Holdings, Ltd.                                42,000       22,707    0.0%
*   Kai Yuan Holdings, Ltd.                                       41,600,000      471,326    0.0%
#*  Kaisa Group Holdings, Ltd.                                    22,755,632      858,227    0.0%
    Kangda International Environmental Co., Ltd.                     378,000       88,843    0.0%
*   Kasen International Holdings, Ltd.                             1,807,000      291,066    0.0%
    Kingboard Chemical Holdings, Ltd.                              8,300,345   24,536,252    0.2%
    Kingboard Laminates Holdings, Ltd.                             8,355,000    7,486,779    0.1%
#   Kunlun Energy Co., Ltd.                                       10,650,000    8,024,413    0.1%
    KWG Property Holding, Ltd.                                    13,451,000    7,783,119    0.1%
#*  Labixiaoxin Snacks Group, Ltd.                                 2,491,000      145,827    0.0%
    Lai Fung Holdings, Ltd.                                       52,935,525    1,142,200    0.0%
    Le Saunda Holdings, Ltd.                                         120,000       27,977    0.0%
    Leoch International Technology, Ltd.                             190,000       23,698    0.0%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                   310,000      125,615    0.0%
    Longfor Properties Co., Ltd.                                     953,000    1,264,898    0.0%
    Lonking Holdings, Ltd.                                        23,789,000    3,888,828    0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                        1,522,000      346,743    0.0%
*   Maoye International Holdings, Ltd.                            14,691,000    1,398,946    0.0%
*   MIE Holdings Corp.                                            10,282,000    1,018,775    0.0%
    MIN XIN Holdings, Ltd.                                           708,418      761,968    0.0%
*   Mingfa Group International Co., Ltd.                             608,000      111,126    0.0%
    Minmetals Land, Ltd.                                          15,753,205    1,985,695    0.0%
#*  MMG, Ltd.                                                     10,000,000    2,629,561    0.0%
    MOBI Development Co., Ltd.                                       379,000       62,907    0.0%
    Nature Home Holding Co., Ltd.                                    154,000       21,826    0.0%
    New World Department Store China, Ltd.                         2,734,000      405,272    0.0%
    Nine Dragons Paper Holdings, Ltd.                             14,762,000   12,001,696    0.1%
#*  North Mining Shares Co., Ltd.                                  7,230,000      130,496    0.0%
*   O-Net Technologies Group, Ltd.                                   896,000      490,043    0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                        496,000      181,491    0.0%
#   Parkson Retail Group, Ltd.                                    10,286,500    1,019,541    0.0%
    Peak Sport Products Co., Ltd.                                  5,924,000    1,972,509    0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H      1,991,000      791,086    0.0%
    PetroChina Co., Ltd. ADR                                           5,117      346,574    0.0%
    PetroChina Co., Ltd. Class H                                   7,332,000    5,016,811    0.0%
#*  Poly Property Group Co., Ltd.                                 19,626,488    6,205,645    0.0%
#   Powerlong Real Estate Holdings, Ltd.                          13,114,000    4,450,747    0.0%
#*  Prosperity International Holdings HK, Ltd.                    17,080,000      312,470    0.0%
    Qingling Motors Co., Ltd. Class H                              9,630,000    2,962,007    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
CHINA -- (Continued)
*   Qunxing Paper Holdings Co., Ltd.                               5,020,071 $   244,675    0.0%
*   Real Gold Mining, Ltd.                                         3,137,500     106,396    0.0%
    Real Nutriceutical Group, Ltd.                                12,054,000   1,008,358    0.0%
#*  Renhe Commercial Holdings Co., Ltd.                           42,691,000   1,105,335    0.0%
#*  REXLot Holdings, Ltd.                                         37,241,621     633,024    0.0%
    Samson Holding, Ltd.                                           7,760,452     679,848    0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          4,972,000     775,466    0.0%
*   Scud Group, Ltd.                                               3,368,000      84,683    0.0%
#*  Semiconductor Manufacturing International Corp.              118,627,000  14,366,646    0.1%
*   Semiconductor Manufacturing International Corp. ADR            1,298,326   7,841,889    0.1%
    Shandong Chenming Paper Holdings, Ltd. Class H                 3,253,318   2,805,308    0.0%
    Shanghai Industrial Holdings, Ltd.                             6,328,918  19,348,515    0.1%
#   Shanghai Industrial Urban Development Group, Ltd.              8,794,000   2,227,852    0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                        562,000     163,457    0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     7,778,000   1,651,007    0.0%
    Shengjing Bank Co., Ltd. Class H                                  23,500      23,001    0.0%
    Shenguan Holdings Group, Ltd.                                  3,092,000     250,595    0.0%
#   Shenzhen International Holdings, Ltd.                          2,386,348   3,685,024    0.0%
    Shenzhen Investment, Ltd.                                     31,906,796  13,906,970    0.1%
    Shimao Property Holdings, Ltd.                                18,127,035  24,179,252    0.2%
*   Shougang Concord International Enterprises Co., Ltd.          27,596,208     884,318    0.0%
#   Shougang Fushan Resources Group, Ltd.                         23,042,594   4,981,889    0.0%
#   Shui On Land, Ltd.                                            33,220,803   8,215,734    0.1%
*   Shunfeng International Clean Energy, Ltd.                      6,320,000     536,014    0.0%
*   Silver Grant International Industries, Ltd.                   10,416,804   1,139,325    0.0%
*   SIM Technology Group, Ltd.                                     8,253,000     339,446    0.0%
    Sino-Ocean Land Holdings, Ltd.                                31,843,602  13,225,847    0.1%
#   Sinofert Holdings, Ltd.                                        7,620,000     999,963    0.0%
#*  Sinolink Worldwide Holdings, Ltd.                             10,652,508   1,245,349    0.0%
    SinoMedia Holding, Ltd.                                          110,000      26,629    0.0%
    Sinopec Engineering Group Co., Ltd. Class H                      160,500     141,697    0.0%
    Sinopec Kantons Holdings, Ltd.                                   100,000      46,887    0.0%
#*  Sinotrans Shipping, Ltd.                                      10,048,416   1,628,700    0.0%
    Sinotruk Hong Kong, Ltd.                                       8,461,335   4,670,924    0.0%
    Skyworth Digital Holdings, Ltd.                               17,055,201  11,008,641    0.1%
#   SOHO China, Ltd.                                              19,239,888   9,920,995    0.1%
    Springland International Holdings, Ltd.                          779,000     121,531    0.0%
#*  SPT Energy Group, Inc.                                         2,484,000     228,901    0.0%
*   SRE Group, Ltd.                                               21,316,285     624,923    0.0%
#   Sunac China Holdings, Ltd.                                       641,000     437,472    0.0%
    TCC International Holdings, Ltd.                              22,250,583   5,646,063    0.0%
    Tian An China Investment Co., Ltd.Tian An China Investment
      Co., Ltd.                                                    6,059,000   3,231,008    0.0%
    Tiangong International Co., Ltd.                              18,761,944   2,368,296    0.0%
    Tianjin Port Development Holdings, Ltd.                       21,247,657   3,253,036    0.0%
*   Tianyi Summi Holdings, Ltd.                                    4,140,000     586,001    0.0%
    Tomson Group, Ltd.                                             1,604,393     531,348    0.0%
    Tonly Electronics Holdings, Ltd.                                 204,330     107,856    0.0%
    Top Spring International Holdings, Ltd.                          108,000      32,395    0.0%
    TPV Technology, Ltd.                                           7,894,496   1,504,922    0.0%
    Trigiant Group, Ltd.                                           1,610,000     259,032    0.0%
*   Trony Solar Holdings Co., Ltd.                                 8,775,000     133,511    0.0%
*   Universal Health International Group Holding, Ltd.             8,985,000     404,425    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                   SHARES      VALUE++      ASSETS**
                                                                 ---------- -------------- ----------
CHINA -- (Continued)
*   V1 Group, Ltd.                                                6,864,000 $      340,213     0.0%
#   Wasion Group Holdings, Ltd.                                     678,000        398,423     0.0%
    Weichai Power Co., Ltd. Class H                                 767,000      1,157,083     0.0%
    Weiqiao Textile Co. Class H                                   5,905,000      3,935,580     0.0%
    Welling Holding, Ltd.                                           614,000        122,441     0.0%
#*  West China Cement, Ltd.                                      22,020,000      2,240,296     0.0%
*   Wuzhou International Holdings, Ltd.                             496,000         51,164     0.0%
#   Xiamen International Port Co., Ltd. Class H                   9,884,000      2,121,623     0.0%
#*  Xinchen China Power Holdings, Ltd.                            2,070,000        360,920     0.0%
    Xingda International Holdings, Ltd.                          11,700,000      4,858,687     0.0%
*   Xinhua Winshare Publishing and Media Co., Ltd. Class H        4,153,000      4,232,848     0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             2,692,000        293,791     0.0%
*   Xiwang Special Steel Co., Ltd.                                1,973,000        193,254     0.0%
*   Yanchang Petroleum International, Ltd.                       21,850,000        611,785     0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                         5,166,000      3,825,909     0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                      20,853        154,729     0.0%
    Yingde Gases Group Co., Ltd.                                  3,584,000      1,445,029     0.0%
    Yip's Chemical Holdings, Ltd.                                   800,000        324,427     0.0%
*   Youyuan International Holdings, Ltd.                          1,456,251        336,198     0.0%
*   Yuanda China Holdings, Ltd.                                   1,702,000         44,044     0.0%
    Yuexiu Property Co., Ltd.                                    84,270,786     12,345,865     0.1%
    Yuzhou Properties Co., Ltd.                                  11,622,960      4,313,587     0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         424,600        210,767     0.0%
*   Zhong An Real Estate, Ltd.                                    7,089,800        666,830     0.0%
#   Zhongsheng Group Holdings, Ltd.                               2,338,500      2,334,816     0.0%
    Zhuhai Holdings Investment Group, Ltd.                          526,000         82,545     0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     8,815,200      3,207,990     0.0%
                                                                            --------------    ----
TOTAL CHINA                                                                  2,407,104,405    14.5%
                                                                            --------------    ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                              835,373      4,167,447     0.0%
    Constructora Conconcreto SA                                      86,988         30,956     0.0%
*   Ecopetrol SA                                                  2,498,142      1,088,396     0.0%
#*  Ecopetrol SA Sponsored ADR                                      530,625      4,611,131     0.0%
    Grupo Argos SA                                                  878,802      5,699,332     0.1%
    Grupo de Inversiones Suramericana SA                          1,307,637     16,865,272     0.1%
    Grupo Nutresa SA                                                200,776      1,681,380     0.0%
    Mineros SA                                                       65,037         45,423     0.0%
                                                                            --------------    ----
TOTAL COLOMBIA                                                                  34,189,337     0.2%
                                                                            --------------    ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                      1,504,050     28,368,176     0.2%
    Pegas Nonwovens SA                                              108,303      3,474,573     0.0%
#   Unipetrol A.S.                                                1,395,000     10,430,241     0.1%
                                                                            --------------    ----
TOTAL CZECH REPUBLIC                                                            42,272,990     0.3%
                                                                            --------------    ----
GREECE -- (0.0%)
*   Alpha Bank AE                                                   121,090        207,047     0.0%
    Bank of Greece                                                   26,513        295,709     0.0%
*   Ellaktor SA                                                   1,053,403      1,431,759     0.0%
*   GEK Terna Holding Real Estate Construction SA                   753,532      1,744,074     0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
GREECE -- (Continued)
*   Hellenic Petroleum SA                                           197,031 $    900,923    0.0%
*   Intracom Holdings SA                                          1,511,057      540,220    0.0%
*   Mytilineos Holdings SA                                          339,724    1,938,595    0.0%
*   Piraeus Bank SA                                                  33,640        5,563    0.0%
                                                                            ------------    ---
TOTAL GREECE                                                                   7,063,890    0.0%
                                                                            ------------    ---
HONG KONG -- (0.0%)
*   HKC Holdings, Ltd.                                              747,155      320,806    0.0%
#*  Munsun Capital Group, Ltd.                                   22,260,000      718,578    0.0%
                                                                            ------------    ---
TOTAL HONG KONG                                                                1,039,384    0.0%
                                                                            ------------    ---
HUNGARY -- (0.6%)
#*  FHB Mortgage Bank P.L.C.                                          3,954        7,047    0.0%
    MOL Hungarian Oil & Gas P.L.C.                                  288,327   18,493,349    0.1%
    OTP Bank P.L.C.                                               2,918,488   81,788,121    0.5%
                                                                            ------------    ---
TOTAL HUNGARY                                                                100,288,517    0.6%
                                                                            ------------    ---
INDIA -- (13.1%)
    Aarti Industries                                                 80,253      910,108    0.0%
    Aban Offshore, Ltd.                                             315,580    1,257,871    0.0%
    ACC, Ltd.                                                       298,266    6,783,802    0.1%
    Adani Enterprises, Ltd.                                       3,691,188    3,705,480    0.0%
    Adani Ports & Special Economic Zone, Ltd.                     3,972,814   18,123,401    0.1%
*   Adani Power, Ltd.                                            13,046,142    5,335,113    0.1%
*   Adani Transmissions, Ltd.                                     3,440,779    2,340,433    0.0%
*   Aditya Birla Fashion and Retail, Ltd.                         4,824,914   11,836,692    0.1%
    Aditya Birla Nuvo, Ltd.                                         973,000   20,261,119    0.1%
    AIA Engineering, Ltd.                                             7,405      142,575    0.0%
    Alembic, Ltd.                                                   397,146      251,059    0.0%
*   Allahabad Bank                                                1,291,820    1,457,736    0.0%
    Allcargo Logistics, Ltd.                                        402,895    1,142,804    0.0%
*   Alok Industries, Ltd.                                         6,658,899      344,436    0.0%
    Ambuja Cements, Ltd.                                          2,003,950    7,193,229    0.1%
*   Amtek Auto, Ltd.                                              1,769,340    1,158,600    0.0%
    Anant Raj, Ltd.                                                 657,518      542,728    0.0%
    Andhra Bank                                                   2,694,402    2,278,953    0.0%
    Apar Industries, Ltd.                                           148,591    1,314,652    0.0%
    Apollo Tyres, Ltd.                                            6,155,083   18,579,869    0.1%
*   Arvind Infrastructure, Ltd.                                     287,816      411,389    0.0%
    Arvind, Ltd.                                                  4,227,812   26,351,045    0.2%
    Ashoka Buildcon, Ltd.                                           172,269      422,363    0.0%
    Axis Bank, Ltd.                                              10,438,329   76,215,999    0.5%
    Bajaj Electricals, Ltd.                                          36,939      147,861    0.0%
    Bajaj Finance, Ltd.                                               5,159       83,453    0.0%
    Bajaj Finserv, Ltd.                                             255,140   13,070,855    0.1%
    Bajaj Holdings & Investment, Ltd.                               412,087   13,690,373    0.1%
    Balkrishna Industries, Ltd.                                      98,774    1,581,119    0.0%
    Ballarpur Industries, Ltd.                                    4,079,808    1,023,533    0.0%
    Balmer Lawrie & Co., Ltd.                                       229,471    2,699,063    0.0%
    Balrampur Chini Mills, Ltd.                                   2,168,825    3,790,555    0.0%
*   Bank of Baroda                                                8,359,379   19,476,488    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
INDIA -- (Continued)
*   Bank of India                                                   667,860 $ 1,147,708    0.0%
*   Bank Of Maharashtra                                           1,055,372     493,366    0.0%
    BEML, Ltd.                                                       51,049     718,693    0.0%
*   BGR Energy Systems, Ltd.                                        169,812     297,733    0.0%
    Bharat Electronics, Ltd.                                         31,773     631,290    0.0%
    Bharat Heavy Electricals, Ltd.                                9,682,317  20,147,538    0.1%
    Bharti Airtel, Ltd.                                          10,331,864  49,339,831    0.3%
    Biocon, Ltd.                                                    820,670  11,372,674    0.1%
    Birla Corp., Ltd.                                               168,316   2,002,609    0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                       1,308,130   1,132,003    0.0%
*   Bombay Rayon Fashions, Ltd.                                      13,306      31,065    0.0%
    Brigade Enterprises, Ltd.                                       159,869     426,522    0.0%
    Cairn India, Ltd.                                             8,315,795  28,038,164    0.2%
*   Canara Bank                                                   1,065,655   5,010,922    0.0%
    Ceat, Ltd.                                                      580,945  10,550,063    0.1%
*   Central Bank of India                                            20,833      28,871    0.0%
    Century Textiles & Industries, Ltd.                             196,236   2,772,329    0.0%
    Chambal Fertilizers and Chemicals, Ltd.                       2,690,132   2,588,020    0.0%
    Chennai Super Kings Cricket, Ltd.                             5,080,767      32,096    0.0%
    Cholamandalam Investment and Finance Co., Ltd.                    8,103     142,891    0.0%
*   Cigniti Technologies, Ltd.                                        2,011      12,794    0.0%
    Cipla, Ltd.                                                      22,485     194,517    0.0%
    City Union Bank, Ltd.                                         1,648,262   3,691,839    0.0%
    Container Corp. Of India, Ltd.                                   70,653   1,452,555    0.0%
    Coromandel International, Ltd.                                  293,272   1,253,483    0.0%
*   Corp. Bank                                                    1,646,469   1,051,604    0.0%
    Cox & Kings, Ltd.                                             1,227,057   4,171,846    0.0%
*   Crompton Greaves Consumer Electricals, Ltd.                   1,770,464   4,903,483    0.0%
*   Crompton Greaves, Ltd.                                        1,770,464   2,035,854    0.0%
    Cyient, Ltd.                                                     91,318     680,598    0.0%
    Dalmia Bharat, Ltd.                                             173,988   5,330,477    0.1%
*   DB Realty, Ltd.                                               1,101,045     793,027    0.0%
*   DCB Bank, Ltd.                                                2,799,881   5,531,544    0.1%
    DCM Shriram, Ltd.                                               432,058   1,684,877    0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                 647,021   2,138,862    0.0%
    Delta Corp., Ltd.                                               491,162   1,349,937    0.0%
*   DEN Networks, Ltd.                                              354,675     412,153    0.0%
*   Dena Bank                                                       507,403     289,082    0.0%
    Dewan Housing Finance Corp., Ltd.                             1,560,300   7,700,054    0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                     1,597,936   5,919,198    0.1%
    DLF, Ltd.                                                     6,480,518  14,608,295    0.1%
    Edelweiss Financial Services, Ltd.                            2,566,085   4,760,198    0.0%
*   EID Parry India, Ltd.                                         1,198,151   4,830,430    0.0%
    EIH, Ltd.                                                     1,066,648   1,782,466    0.0%
    Electrosteel Castings, Ltd.                                     894,946     369,625    0.0%
    Engineers India, Ltd.                                           447,760   1,820,670    0.0%
*   Eros International Media, Ltd.                                  472,282   1,402,849    0.0%
    Escorts, Ltd.                                                   971,879   5,475,162    0.1%
    Essel Propack, Ltd.                                             916,969   3,321,705    0.0%
    Eveready Industries India, Ltd.                                 131,474     512,437    0.0%
    Exide Industries, Ltd.                                        1,658,761   4,938,730    0.0%
    FDC, Ltd.                                                        37,976     129,725    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
INDIA -- (Continued)
    Federal Bank, Ltd.                                           17,751,105 $ 21,864,159    0.1%
    Finolex Cables, Ltd.                                            731,301    4,932,268    0.0%
    Finolex Industries, Ltd.                                        232,500    1,618,597    0.0%
*   Firstsource Solutions, Ltd.                                   6,515,703    3,944,624    0.0%
*   Fortis Healthcare, Ltd.                                         832,604    2,255,197    0.0%
    Future Enterprises, Ltd.                                      1,592,191      409,408    0.0%
*   Future Retail Ltd.                                            1,592,191    4,031,346    0.0%
    GAIL India, Ltd.                                              4,731,431   30,569,820    0.2%
    Gateway Distriparks, Ltd.                                       142,149      532,535    0.0%
    Gati, Ltd.                                                      626,607    1,339,599    0.0%
    Genus Power Infrastructures, Ltd.                                73,968       52,110    0.0%
    Geometric, Ltd.                                                 229,200      798,718    0.0%
    GHCL, Ltd.                                                      242,737    1,014,323    0.0%
    GIC Housing Finance, Ltd.                                        98,306      503,249    0.0%
*   Global Offshore Services, Ltd.                                   27,934       52,323    0.0%
    GOCL Corp., Ltd.                                                 76,678      413,338    0.0%
    Godfrey Phillips India, Ltd.                                     16,431      353,770    0.0%
*   Godrej Properties, Ltd.                                          30,823      168,267    0.0%
    Graphite India, Ltd.                                            725,730      858,923    0.0%
    Grasim Industries, Ltd.                                          75,710    1,097,250    0.0%
    Great Eastern Shipping Co., Ltd. (The)                        1,083,552    6,084,147    0.1%
    Gujarat Alkalies & Chemicals, Ltd.                              452,620    2,791,742    0.0%
    Gujarat Fluorochemicals, Ltd.                                   387,110    3,040,961    0.0%
    Gujarat Mineral Development Corp., Ltd.                       1,393,052    2,373,832    0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            765,711    3,237,087    0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                   2,186,080    3,187,461    0.0%
    Gujarat State Petronet, Ltd.                                  2,879,180    6,848,421    0.1%
    Gulf Oil Lubricants India, Ltd.                                  23,144      263,856    0.0%
    HBL Power Systems, Ltd.                                          74,867       50,490    0.0%
*   HCL Infosystems, Ltd.                                           462,162      369,565    0.0%
    HEG, Ltd.                                                       109,436      285,448    0.0%
*   HeidelbergCement India, Ltd.                                    337,834      734,214    0.0%
*   Hexa Tradex, Ltd.                                                 2,131          674    0.0%
    Hikal, Ltd.                                                      88,450      294,811    0.0%
*   Himachal Futuristic Communications, Ltd.                      9,905,901    2,287,138    0.0%
    Himadri Speciality Chemical, Ltd.                                19,970       14,067    0.0%
    Himatsingka Seide, Ltd.                                         537,338    2,271,505    0.0%
    Hindalco Industries, Ltd.                                    17,579,040   39,443,370    0.3%
    Hinduja Global Solutions, Ltd.                                   61,592      526,060    0.0%
*   Hindustan Construction Co., Ltd.                              4,906,646    2,671,499    0.0%
    Hindustan Media Ventures, Ltd.                                    8,334       38,182    0.0%
*   Housing Development & Infrastructure, Ltd.                      908,887    1,123,750    0.0%
    HSIL, Ltd.                                                      388,757    2,040,054    0.0%
    HT Media, Ltd.                                                  521,289      721,963    0.0%
    Huhtamaki PPL, Ltd.                                               6,913       29,997    0.0%
    ICICI Bank, Ltd.                                              8,900,067   36,992,533    0.2%
    ICICI Bank, Ltd. Sponsored ADR                               16,081,202  133,313,164    0.8%
*   IDBI Bank, Ltd.                                               1,878,469    2,070,672    0.0%
    Idea Cellular, Ltd.                                          12,291,914   14,141,990    0.1%
    IDFC Bank, Ltd.                                               4,713,084    5,628,953    0.1%
*   IDFC, Ltd.                                                    6,072,777    6,301,418    0.1%
    IFCI, Ltd.                                                   10,283,374    4,007,972    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
INDIA -- (Continued)
    IIFL Holdings, Ltd.                                           2,939,555 $14,470,788    0.1%
    IL&FS Transportation Networks, Ltd.                             418,066     700,738    0.0%
    India Cements, Ltd. (The)                                     4,608,746  10,940,975    0.1%
    Indiabulls Housing Finance, Ltd.                              2,248,436  28,541,871    0.2%
*   Indiabulls Real Estate, Ltd.                                  1,486,063   1,933,971    0.0%
    Indian Bank                                                   1,292,356   4,442,521    0.0%
    Indian Hotels Co., Ltd.                                       4,746,194   8,394,836    0.1%
    INEOS Styrolution India, Ltd.                                    29,326     283,834    0.0%
    Ingersoll-Rand India, Ltd.                                        1,110      12,080    0.0%
*   Inox Leisure, Ltd.                                               60,496     226,032    0.0%
*   Intellect Design Arena, Ltd.                                    481,379   1,354,777    0.0%
*   Ipca Laboratories, Ltd.                                          11,269     104,528    0.0%
*   ITD Cementation India, Ltd.                                      72,071     160,211    0.0%
    J Kumar Infraprojects, Ltd.                                      39,222     127,276    0.0%
    Jain Irrigation Systems, Ltd.                                 6,910,817  11,081,947    0.1%
*   Jaiprakash Associates, Ltd.                                  17,658,065   2,963,980    0.0%
    Jammu & Kashmir Bank, Ltd. (The)                              3,264,142   3,338,665    0.0%
*   Jaypee Infratech, Ltd.                                        6,993,111     969,401    0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            615,704   3,570,817    0.0%
    JBF Industries, Ltd.                                            465,764   1,697,004    0.0%
    Jindal Poly Films, Ltd.                                         353,354   2,238,053    0.0%
    Jindal Saw, Ltd.                                              2,287,647   2,202,125    0.0%
*   Jindal Stainless Hisar, Ltd.                                     66,174      99,255    0.0%
*   Jindal Steel & Power, Ltd.                                    4,783,550   5,407,875    0.1%
*   JITF Infralogistics, Ltd.                                       197,214     121,187    0.0%
    JK Cement, Ltd.                                                 262,783   3,751,219    0.0%
    JK Lakshmi Cement, Ltd.                                         470,458   3,491,120    0.0%
    JK Tyre & Industries, Ltd.                                    1,931,931   4,112,659    0.0%
    JM Financial, Ltd.                                            4,961,510   6,550,556    0.1%
    JSW Energy, Ltd.                                              9,008,274   8,874,521    0.1%
*   JSW Holdings, Ltd.                                                1,900      35,014    0.0%
    JSW Steel, Ltd.                                               2,357,151  58,369,410    0.4%
    Jubilant Life Sciences, Ltd.                                    993,088  10,235,682    0.1%
    Kalpataru Power Transmission, Ltd.                              859,787   3,296,144    0.0%
    Karnataka Bank, Ltd. (The)                                    2,171,417   3,977,492    0.0%
    Karur Vysya Bank, Ltd. (The)                                    378,358   2,748,245    0.0%
    Kaveri Seed Co., Ltd.                                           264,990   1,721,339    0.0%
    KCP, Ltd.                                                        37,400      61,692    0.0%
    KEC International, Ltd.                                       1,954,664   3,708,070    0.0%
    Kirloskar Brothers, Ltd.                                          7,852      22,131    0.0%
    Kirloskar Oil Engines, Ltd.                                     296,633   1,521,936    0.0%
    Kolte-Patil Developers, Ltd.                                    276,886     536,450    0.0%
    KPIT Technologies, Ltd.                                       1,289,902   2,768,005    0.0%
    KRBL, Ltd.                                                      651,273   2,388,754    0.0%
*   KSK Energy Ventures, Ltd.                                        51,606      20,247    0.0%
    L&T Finance Holdings, Ltd.                                    3,780,436   6,091,435    0.1%
    Lakshmi Machine Works, Ltd.                                       5,065     324,504    0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                  355,564     817,449    0.0%
    Larsen & Toubro, Ltd.                                         2,757,879  60,914,554    0.4%
    LIC Housing Finance, Ltd.                                     1,180,444  10,413,021    0.1%
    Magma Fincorp, Ltd.                                              38,680      68,899    0.0%
    Maharashtra Seamless, Ltd.                                       99,735     392,912    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                  SHARES     VALUE++    ASSETS**
                                                                 --------- ----------- ----------
INDIA -- (Continued)
    Mahindra & Mahindra Financial Services, Ltd.                   933,133 $ 5,046,487    0.0%
    Mahindra & Mahindra, Ltd.                                    1,731,843  34,092,321    0.2%
*   Mahindra CIE Automotive, Ltd.                                   29,954      89,046    0.0%
    Mahindra Lifespace Developers, Ltd.                            186,903   1,199,655    0.0%
    Manappuram Finance, Ltd.                                     2,819,664   4,337,562    0.0%
    McLeod Russel India, Ltd.                                      853,022   2,176,062    0.0%
    Meghmani Organics, Ltd.                                        113,264      82,620    0.0%
    Mercator, Ltd.                                                  51,358      36,210    0.0%
    Merck, Ltd.                                                     76,089     960,286    0.0%
    MOIL, Ltd.                                                      35,611     175,130    0.0%
    Mphasis, Ltd.                                                  497,626   3,829,201    0.0%
    MRF, Ltd.                                                       13,874   9,935,106    0.1%
    Muthoot Finance, Ltd.                                          261,537   1,429,775    0.0%
*   Nagarjuna Fertilizers & Chemicals, Ltd                       2,082,494     380,463    0.0%
    National Aluminium Co., Ltd.                                 4,964,081   4,068,202    0.0%
    Nava Bharat Ventures, Ltd.                                     164,730     347,200    0.0%
    Navin Fluorine International, Ltd.                               1,828      70,404    0.0%
    NCC, Ltd.                                                    7,411,711  10,297,603    0.1%
    Nectar Lifesciences, Ltd.                                      268,595     142,780    0.0%
    NIIT Technologies, Ltd.                                        732,935   4,507,876    0.0%
*   NIIT, Ltd.                                                     325,838     419,604    0.0%
    Nilkamal, Ltd.                                                  69,021   1,719,591    0.0%
    Oberoi Realty, Ltd.                                            669,033   3,608,424    0.0%
    OCL India, Ltd.                                                105,395   1,491,311    0.0%
    Omaxe, Ltd.                                                    739,868   1,878,167    0.0%
    OnMobile Global, Ltd.                                          309,728     526,470    0.0%
    Orient Cement Ltd.                                             608,983   1,633,065    0.0%
    Oriental Bank of Commerce                                      975,550   1,882,946    0.0%
*   Parsvnath Developers, Ltd.                                   1,021,485     210,276    0.0%
    PC Jeweller, Ltd.                                              607,450   4,643,619    0.0%
    Peninsula Land, Ltd.                                            31,142       9,612    0.0%
    Persistent Systems, Ltd.                                        67,060     662,079    0.0%
    Petronet LNG, Ltd.                                           2,703,774  15,725,053    0.1%
    Piramal Enterprises, Ltd.                                      735,959  19,904,831    0.1%
*   Polaris Consulting & Services, Ltd.                             66,450     160,302    0.0%
    Power Finance Corp., Ltd.                                    5,911,131  11,060,028    0.1%
    Praj Industries, Ltd.                                        1,416,225   1,782,175    0.0%
    Prestige Estates Projects, Ltd.                                241,106     699,339    0.0%
*   Prime Focus, Ltd.                                               22,625      25,222    0.0%
    PTC India Financial Services, Ltd.                           3,861,518   2,266,917    0.0%
    PTC India, Ltd.                                              4,592,460   5,108,929    0.0%
*   Punj Lloyd, Ltd.                                               152,764      52,206    0.0%
*   Punjab National Bank                                         2,227,625   4,846,886    0.0%
    Puravankara Projects, Ltd.                                     460,912     336,148    0.0%
    Radico Khaitan, Ltd.                                           657,505   1,392,637    0.0%
    Rain Industries, Ltd.                                        2,231,677   1,755,441    0.0%
    Ramco Cements, Ltd. (The)                                      475,255   4,513,787    0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                        148,083     108,697    0.0%
    Ratnamani Metals & Tubes, Ltd.                                   3,941      38,307    0.0%
    Raymond, Ltd.                                                  622,914   5,785,649    0.1%
    Redington India, Ltd.                                        1,821,278   2,873,925    0.0%
*   REI Agro, Ltd.                                               1,836,474      17,861    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
INDIA -- (Continued)
    Reliance Capital, Ltd.                                        2,310,385 $ 17,875,906    0.1%
*   Reliance Communications, Ltd.                                17,610,550   12,333,514    0.1%
*   Reliance Defence and Engineering, Ltd.                           22,287       20,046    0.0%
    Reliance Industries, Ltd.                                    19,870,744  312,234,750    1.9%
    Reliance Industries, Ltd. GDR                                    88,002    2,789,326    0.0%
    Reliance Power, Ltd.                                          9,323,446    6,554,649    0.1%
*   Rolta India, Ltd.                                             2,179,606    2,066,886    0.0%
*   Ruchi Soya Industries, Ltd.                                   2,042,966      707,677    0.0%
    Rural Electrification Corp., Ltd.                             8,784,700   17,760,534    0.1%
    Sadbhav Engineering, Ltd.                                         3,116       13,116    0.0%
    Sanghvi Movers, Ltd.                                             45,111      187,365    0.0%
    Sharda Cropchem, Ltd.                                            26,067      169,084    0.0%
    Shilpi Cable Technologies, Ltd.                                  53,300      162,401    0.0%
*   Shipping Corp. of India, Ltd.                                 2,963,574    3,038,902    0.0%
    Shriram City Union Finance, Ltd.                                  3,265      127,287    0.0%
    Shriram Transport Finance Co., Ltd.                             629,824   10,280,735    0.1%
    Simplex Infrastructures, Ltd.                                    49,926      243,797    0.0%
    Sintex Industries, Ltd.                                       8,262,927   11,153,484    0.1%
    Siyaram Silk Mills, Ltd.                                            663       16,212    0.0%
    Sobha, Ltd.                                                     822,700    3,492,013    0.0%
    Sonata Software, Ltd.                                           197,882      465,367    0.0%
    South Indian Bank, Ltd. (The)                                11,772,339    4,217,934    0.0%
    SREI Infrastructure Finance, Ltd.                             1,877,767    2,084,711    0.0%
    SRF, Ltd.                                                       361,562    9,865,099    0.1%
    State Bank of Bikaner & Jaipur                                   71,004      740,175    0.0%
    State Bank of India                                          16,756,726   64,579,414    0.4%
    State Bank of Travancore                                         10,356       84,910    0.0%
    Sterlite Technologies, Ltd.                                   2,710,854    4,300,352    0.0%
    Sun TV Network, Ltd.                                            136,159    1,116,473    0.0%
    Sunteck Realty, Ltd.                                             31,616      139,964    0.0%
*   Syndicate Bank                                                2,914,893    3,217,709    0.0%
    TAKE Solutions, Ltd.                                            235,200      574,898    0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                             321,025    1,800,166    0.0%
    Tata Chemicals, Ltd.                                          1,774,582   14,411,172    0.1%
    Tata Global Beverages, Ltd.                                   6,632,236   13,834,389    0.1%
    Tata Motors, Ltd.                                            15,010,621  119,339,370    0.7%
    Tata Motors, Ltd. Sponsored ADR                                 218,227    8,600,326    0.1%
    Tata Steel, Ltd.                                              6,588,045   39,947,680    0.3%
    TCI EXPRESS , Ltd.                                               23,134       99,065    0.0%
    Tech Mahindra, Ltd.                                             597,779    3,945,647    0.0%
    Techno Electric & Engineering Co., Ltd.                          52,706      249,829    0.0%
*   Teledata Marine Solutions, Ltd.                                 267,258           --    0.0%
    Tide Water Oil Co India, Ltd.                                     1,172      109,405    0.0%
    Time Technoplast, Ltd.                                        1,093,465    1,589,360    0.0%
    Transport Corp. of India, Ltd.                                   46,267      128,277    0.0%
    Tube Investments of India, Ltd.                                 592,499    5,754,258    0.1%
*   TV18 Broadcast, Ltd.                                          6,333,197    4,270,361    0.0%
*   UCO Bank                                                      3,123,377    1,640,697    0.0%
    Uflex, Ltd.                                                     515,077    2,463,461    0.0%
    UFO Moviez India, Ltd.                                            1,755       12,664    0.0%
    Unichem Laboratories, Ltd.                                      390,108    1,689,208    0.0%
    Union Bank of India                                           2,451,981    5,380,664    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ----------- -------------- ----------
INDIA -- (Continued)
*   Unitech, Ltd.                                                 25,373,120 $    2,329,215     0.0%
    UPL, Ltd.                                                      4,969,340     51,718,307     0.3%
    VA Tech Wabag, Ltd.                                               31,285        237,858     0.0%
    Vardhman Textiles, Ltd.                                          279,467      4,757,562     0.0%
    Vedanta, Ltd.                                                 17,434,392     52,907,020     0.3%
    Vedanta, Ltd. ADR                                              1,688,607     20,364,605     0.1%
*   Videocon Industries, Ltd.                                        769,833      1,199,909     0.0%
*   Vijaya Bank                                                    2,612,664      1,714,707     0.0%
    Welspun Corp., Ltd.                                            2,060,999      2,221,207     0.0%
*   Welspun Enterprises, Ltd.                                        940,128        899,990     0.0%
    Welspun India, Ltd.                                            1,272,270      1,113,986     0.0%
    Wipro, Ltd.                                                    2,282,172     15,908,041     0.1%
*   Wockhardt, Ltd.                                                  276,374      3,603,871     0.0%
    Yes Bank, Ltd.                                                 1,115,997     21,127,704     0.1%
    Zee Media Corp., Ltd.                                             62,079         34,631     0.0%
    Zensar Technologies, Ltd.                                        163,279      2,266,289     0.0%
*   Zuari Agro Chemicals, Ltd.                                        23,149         83,333     0.0%
                                                                             --------------    ----
TOTAL INDIA                                                                   2,238,686,664    13.4%
                                                                             --------------    ----
INDONESIA -- (3.1%)
    Adaro Energy Tbk PT                                          310,912,800     37,745,069     0.2%
    Adhi Karya Persero Tbk PT                                      6,145,900      1,067,417     0.0%
*   Agung Podomoro Land Tbk PT                                   132,235,800      2,917,710     0.0%
*   Alam Sutera Realty Tbk PT                                    232,767,500      7,991,594     0.1%
*   Aneka Tambang Persero Tbk PT                                 155,101,577     10,644,929     0.1%
    Asahimas Flat Glass Tbk PT                                     4,986,100      2,570,496     0.0%
    Astra Agro Lestari Tbk PT                                      1,178,567      1,377,027     0.0%
    Astra Graphia Tbk PT                                             436,900         67,369     0.0%
    Astra International Tbk PT                                     1,018,000        642,264     0.0%
*   Bakrie and Brothers Tbk PT                                   500,093,250      1,916,360     0.0%
*   Bakrie Sumatera Plantations Tbk PT                            75,465,900        289,186     0.0%
*   Bakrie Telecom Tbk PT                                        247,426,500        189,628     0.0%
*   Bakrieland Development Tbk PT                                160,628,346        615,529     0.0%
    Bank Bukopin Tbk                                              62,920,633      3,326,606     0.0%
*   Bank CIMB Niaga Tbk PT                                           312,582         22,861     0.0%
    Bank Danamon Indonesia Tbk PT                                 35,799,554     10,587,517     0.1%
    Bank Mandiri Persero Tbk PT                                   95,456,931     84,083,115     0.5%
    Bank Negara Indonesia Persero Tbk PT                         102,370,741     43,703,406     0.3%
*   Bank Pan Indonesia Tbk PT                                    142,356,401      8,722,162     0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          37,999,600      4,630,301     0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                      1,429,700         58,600     0.0%
    Bank Tabungan Negara Persero Tbk PT                           79,335,127     11,604,304     0.1%
*   Barito Pacific Tbk PT                                          9,517,600      1,035,818     0.0%
    Bekasi Fajar Industrial Estate Tbk PT                         18,579,700        443,482     0.0%
*   Benakat Integra Tbk PT                                       142,047,100        544,445     0.0%
*   Berlian Laju Tanker Tbk PT                                   128,161,466             --     0.0%
    BISI International Tbk PT                                     14,428,600      2,209,212     0.0%
*   Bumi Resources Tbk PT                                         61,952,000      1,016,043     0.0%
    Bumi Serpong Damai Tbk PT                                     70,512,400     11,699,372     0.1%
    Charoen Pokphand Indonesia Tbk PT                              5,653,930      1,600,098     0.0%
    Ciputra Development Tbk PT                                   121,105,185     14,655,303     0.1%
    Ciputra Property Tbk PT                                       49,705,769      2,897,786     0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
INDONESIA -- (Continued)
    Ciputra Surya Tbk PT                                          17,854,621 $ 4,165,988    0.0%
*   Clipan Finance Indonesia Tbk PT                                2,995,500      57,426    0.0%
*   Darma Henwa Tbk PT                                           127,056,442     545,307    0.0%
*   Davomas Abadi Tbk PT                                          54,906,800          --    0.0%
*   Delta Dunia Makmur Tbk PT                                      5,365,600     196,650    0.0%
*   Eagle High Plantations Tbk PT                                114,327,000   1,671,198    0.0%
    Elnusa Tbk PT                                                 60,294,100   2,088,188    0.0%
*   Energi Mega Persada Tbk PT                                   417,421,578   1,599,561    0.0%
    Erajaya Swasembada Tbk PT                                     26,702,500   1,338,785    0.0%
*   Eureka Prima Jakarta Tbk PT                                    1,297,300       9,749    0.0%
*   Ever Shine Textile Tbk PT                                     19,342,215     164,545    0.0%
*   Gajah Tunggal Tbk PT                                          37,512,600   3,586,603    0.0%
*   Garuda Indonesia Persero Tbk PT                               42,421,081   1,222,117    0.0%
    Global Mediacom Tbk PT                                       102,878,100   6,694,635    0.1%
*   Great River International Tbk PT                               1,788,000          --    0.0%
*   Hanson International Tbk PT                                    9,531,000     102,153    0.0%
*   Harum Energy Tbk PT                                           17,053,100   2,596,988    0.0%
    Hexindo Adiperkasa Tbk PT                                        721,744     186,339    0.0%
    Holcim Indonesia Tbk PT                                       26,030,300   1,925,049    0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          39,377,500   3,199,215    0.0%
*   Indika Energy Tbk PT                                           1,135,500      57,038    0.0%
    Indo Tambangraya Megah Tbk PT                                  4,051,000   4,446,321    0.0%
*   Indo-Rama Synthetics Tbk PT                                       41,500       2,371    0.0%
    Indocement Tunggal Prakarsa Tbk PT                                84,100     105,891    0.0%
    Indofood Sukses Makmur Tbk PT                                 74,116,400  48,188,878    0.3%
    Intiland Development Tbk PT                                  115,113,700   5,075,992    0.0%
    Japfa Comfeed Indonesia Tbk PT                                40,219,750   5,804,477    0.1%
    Jaya Real Property Tbk PT                                    120,718,000   8,358,346    0.1%
*   Kawasan Industri Jababeka Tbk PT                             308,466,875   7,090,386    0.1%
*   Lippo Cikarang Tbk PT                                          2,317,200   1,074,421    0.0%
    Lippo Karawaci Tbk PT                                        320,652,349  22,180,437    0.2%
*   Malindo Feedmill Tbk PT                                          331,200      46,056    0.0%
*   Medco Energi Internasional Tbk PT                             28,315,800   2,836,039    0.0%
    Metrodata Electronics Tbk PT                                   1,539,436      81,408    0.0%
*   Mitra Adiperkasa Tbk PT                                          491,700     207,237    0.0%
    Mitra Pinasthika Mustika Tbk PT                                1,984,700     111,306    0.0%
*   MNC Investama Tbk PT                                         326,847,200   3,454,992    0.0%
*   Modernland Realty Tbk PT                                      85,983,400   2,412,251    0.0%
*   Multipolar Tbk PT                                             63,216,500   1,848,059    0.0%
*   Nirvana Development Tbk PT                                     1,000,000       7,515    0.0%
*   Nusantara Infrastructure Tbk PT                              177,314,100   1,807,862    0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                                 929,000      56,544    0.0%
    Pan Brothers Tbk PT                                           47,246,450   1,570,990    0.0%
*   Panin Financial Tbk PT                                       201,216,200   2,945,210    0.0%
*   Paninvest Tbk PT                                              30,871,000   1,655,958    0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         69,757,384   8,144,976    0.1%
    Ramayana Lestari Sentosa Tbk PT                               49,678,500   5,214,332    0.1%
    Salim Ivomas Pratama Tbk PT                                   49,781,900   1,907,561    0.0%
    Sampoerna Agro PT                                             12,001,241   1,760,836    0.0%
    Selamat Sempurna Tbk PT                                       10,861,500   3,774,424    0.0%
    Semen Baturaja Persero Tbk PT                                 15,461,900   2,338,780    0.0%
    Semen Indonesia Persero Tbk PT                                 7,669,100   5,780,671    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
INDONESIA -- (Continued)
    Sentul City Tbk PT                                            80,474,100 $    561,476    0.0%
*   Sigmagold Inti Perkasa Tbk PT                                 27,008,700      235,974    0.0%
*   Sinar Mas Agro Resources & Technology Tbk PT                   7,767,600    2,684,058    0.0%
    Sri Rejeki Isman Tbk PT                                      174,745,400    3,399,509    0.0%
*   Surya Dumai Industries Tbk                                     5,145,000           --    0.0%
    Surya Semesta Internusa Tbk PT                                61,014,500    2,639,231    0.0%
*   Suryainti Permata Tbk PT                                      17,378,000           --    0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                     3,440,700    3,139,484    0.0%
*   Tiga Pilar Sejahtera Food Tbk                                 32,429,922    5,163,640    0.0%
    Timah Persero Tbk PT                                          68,019,960    4,847,459    0.0%
    Tiphone Mobile Indonesia Tbk PT                                5,062,500      269,577    0.0%
    Trias Sentosa Tbk PT                                             336,500        6,213    0.0%
*   Truba Alam Manunggal Engineering PT                          129,244,500       99,053    0.0%
    Tunas Baru Lampung Tbk PT                                     21,811,200    1,871,974    0.0%
    Tunas Ridean Tbk PT                                           36,956,500    3,964,116    0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                   8,014,200    2,909,969    0.0%
*   Unggul Indah Cahaya Tbk PT                                       319,635       40,960    0.0%
    United Tractors Tbk PT                                        21,427,200   35,445,545    0.2%
*   Vale Indonesia Tbk PT                                         43,664,100    9,104,996    0.1%
*   Visi Media Asia Tbk PT                                        13,777,600      268,031    0.0%
*   XL Axiata Tbk PT                                               8,101,200    1,365,926    0.0%
                                                                             ------------    ---
TOTAL INDONESIA                                                               530,590,261    3.2%
                                                                             ------------    ---
ISRAEL -- (0.0%)
*   Liberty Properties, Ltd.                                           2,467           --    0.0%
                                                                             ------------    ---
MALAYSIA -- (3.4%)
*   Adventa Bhd                                                       12,000        2,159    0.0%
    Affin Holdings Bhd                                            12,132,450    6,359,041    0.1%
#   AirAsia Bhd                                                   16,927,400   11,175,752    0.1%
*   Alam Maritim Resources Bhd                                     6,855,200      423,857    0.0%
    Alliance Financial Group Bhd                                  15,784,300   15,014,846    0.1%
    Allianz Malaysia Bhd                                              28,800       69,587    0.0%
    AMMB Holdings Bhd                                             25,124,862   25,155,988    0.2%
    Ann Joo Resources Bhd                                          1,526,000      771,194    0.0%
    APM Automotive Holdings Bhd                                      721,300      581,766    0.0%
    Batu Kawan Bhd                                                 2,090,450    9,124,346    0.1%
    Benalec Holdings Bhd                                           7,707,600      706,731    0.0%
    Berjaya Assets Bhd                                               355,600       67,811    0.0%
    Berjaya Corp. Bhd                                             36,553,280    2,830,313    0.0%
*   Berjaya Land Bhd                                              13,220,000    1,891,941    0.0%
    BIMB Holdings Bhd                                              2,180,207    2,287,375    0.0%
    Bina Darulaman Bhd                                               162,600       25,568    0.0%
    BLD Plantation Bhd                                                 6,600       13,467    0.0%
#   Boustead Holdings Bhd                                         13,664,191    7,132,327    0.1%
#   Boustead Plantations Bhd                                       1,491,900      529,648    0.0%
#*  Bumi Armada Bhd                                               25,619,100    4,295,734    0.0%
    Can-One Bhd                                                      401,400      329,816    0.0%
#   CB Industrial Product Holding Bhd                              1,722,100      816,261    0.0%
    Chin Teck Plantations Bhd                                        309,100      578,411    0.0%
#   CIMB Group Holdings Bhd                                       20,541,412   24,607,990    0.2%
    Coastal Contracts Bhd                                          3,357,500    1,223,779    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
MALAYSIA -- (Continued)
    Crescendo Corp. Bhd                                              24,100 $     8,677    0.0%
    CSC Steel Holdings Bhd                                        1,921,456     961,440    0.0%
*   Datuk Keramik Holdings Bhd                                      127,000          --    0.0%
*   Daya Materials Bhd                                           13,473,900     208,613    0.0%
*   Dayang Enterprise Holdings Bhd                                1,446,500     295,644    0.0%
#   DRB-Hicom Bhd                                                12,640,600   3,825,660    0.0%
#   Eastern & Oriental Bhd                                       11,515,680   4,309,329    0.0%
*   Eco World Development Group Bhd                                 633,900     205,342    0.0%
#   Evergreen Fibreboard Bhd                                      5,331,389   1,334,130    0.0%
    FAR East Holdings Bhd                                           403,800     755,590    0.0%
#   Felda Global Ventures Holdings Bhd                           10,616,500   5,084,041    0.1%
*   Fountain View Development Bhd                                 2,573,200          --    0.0%
    Gadang Holdings Bhd                                             278,600     188,374    0.0%
    Genting Bhd                                                  19,517,600  36,472,262    0.2%
#   Genting Malaysia Bhd                                         32,665,900  37,072,292    0.2%
    Global Oriental Bhd                                           1,083,100      83,906    0.0%
    Glomac Bhd                                                    6,429,800   1,183,977    0.0%
    Goldis Bhd                                                    3,223,995   2,001,837    0.0%
    GuocoLand Malaysia Bhd                                        2,797,700     805,492    0.0%
#   HAP Seng Consolidated Bhd                                     6,146,300  11,419,125    0.1%
    Hap Seng Plantations Holdings Bhd                             3,801,700   2,192,046    0.0%
    Hiap Teck Venture Bhd                                         1,476,900     121,240    0.0%
#   Hong Leong Financial Group Bhd                                2,819,234  10,561,598    0.1%
#   Hong Leong Industries Bhd                                       957,400   2,276,006    0.0%
    Hua Yang Bhd                                                  2,298,310     667,932    0.0%
    Hume Industries Bhd                                             198,284     150,804    0.0%
    I-Bhd                                                            84,900      12,640    0.0%
    IJM Corp. Bhd                                                57,693,018  45,399,812    0.3%
#   Insas Bhd                                                     6,601,200   1,147,868    0.0%
    IOI Properties Group Bhd                                      1,797,200   1,047,317    0.0%
*   Iris Corp. Bhd                                               21,834,300     857,914    0.0%
#*  Iskandar Waterfront City Bhd                                  1,685,600     365,029    0.0%
*   JAKS Resources Bhd                                            6,106,600   1,513,839    0.0%
    Jaya Tiasa Holdings Bhd                                       6,337,833   2,096,561    0.0%
#   JCY International Bhd                                         7,509,800     938,886    0.0%
*   K&N Kenanga Holdings Bhd                                      2,020,487     233,596    0.0%
    Keck Seng Malaysia Bhd                                        2,504,000   2,864,526    0.0%
    Kian JOO CAN Factory Bhd                                      4,793,180   3,210,835    0.0%
*   KIG Glass Industrial Bhd                                        260,000          --    0.0%
    Kim Loong Resources Bhd                                         457,800     359,933    0.0%
    Kimlun Corp. Bhd                                                845,419     428,672    0.0%
#*  KNM Group Bhd                                                27,821,190   2,644,379    0.0%
*   Kretam Holdings Bhd                                           4,128,000     526,106    0.0%
#   KSL Holdings Bhd                                              9,401,651   2,486,126    0.0%
    Kumpulan Fima Bhd                                             2,167,500     929,446    0.0%
    Kumpulan Perangsang Selangor Bhd                              2,615,900     828,261    0.0%
*   Kwantas Corp. Bhd                                               288,400     102,569    0.0%
    Land & General Bhd                                           14,944,600   1,335,705    0.0%
*   Landmarks Bhd                                                 2,119,208     383,431    0.0%
    LBS Bina Group Bhd                                            3,877,500   1,608,360    0.0%
*   Lion Industries Corp. Bhd                                       597,581      59,923    0.0%
    Magnum Bhd                                                    5,285,900   2,909,347    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
MALAYSIA -- (Continued)
    Mah Sing Group Bhd                                           13,863,962 $ 5,051,116    0.0%
#   Malayan Banking Bhd                                           1,160,423   2,184,871    0.0%
    Malayan Flour Mills Bhd                                       3,117,950   1,076,876    0.0%
    Malaysia Airports Holdings Bhd                                4,595,854   7,257,356    0.1%
    Malaysia Building Society Bhd                                 2,851,100     621,551    0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd            2,930,500     696,794    0.0%
#*  Malaysian Bulk Carriers Bhd                                   4,604,925     827,921    0.0%
    Malaysian Pacific Industries Bhd                              1,158,375   2,183,470    0.0%
#   Malaysian Resources Corp. Bhd                                15,973,700   5,136,388    0.1%
    Malton Bhd                                                    4,272,900     662,524    0.0%
    MBM Resources Bhd                                             2,696,103   1,650,318    0.0%
    Media Prima Bhd                                               6,303,700   1,804,860    0.0%
#   Mega First Corp. Bhd                                          1,426,300     785,572    0.0%
    MISC Bhd                                                     16,155,404  28,958,109    0.2%
    MK Land Holdings Bhd                                          6,690,200     478,856    0.0%
#   MKH Bhd                                                       3,021,870   1,996,059    0.0%
    MMC Corp. Bhd                                                15,957,680   9,098,620    0.1%
*   MNRB Holdings Bhd                                             1,628,900   1,226,806    0.0%
*   Mudajaya Group Bhd                                            4,318,700     997,278    0.0%
#   Muhibbah Engineering M Bhd                                    3,969,100   2,173,496    0.0%
*   Mulpha International Bhd                                     22,576,600   1,129,325    0.0%
*   Naim Holdings Bhd                                             2,091,600     773,306    0.0%
    Negri Sembilan Oil Palms Bhd                                     62,900      64,215    0.0%
    Oriental Holdings Bhd                                         3,638,979   6,046,200    0.1%
    OSK Holdings Bhd                                              7,346,271   2,645,375    0.0%
    Pacific & Orient Bhd                                            334,330     103,591    0.0%
    Panasonic Manufacturing Malaysia Bhd                            346,880   3,058,740    0.0%
    Pantech Group Holdings Bhd                                    3,636,758     480,748    0.0%
*   Paracorp Bhd                                                    252,000          --    0.0%
    Paramount Corp. Bhd                                           1,660,525     568,888    0.0%
#*  Parkson Holdings Bhd                                          8,069,328   1,451,904    0.0%
*   Perisai Petroleum Teknologi Bhd                                 394,200       3,754    0.0%
    Pie Industrial Bhd                                              987,900     459,337    0.0%
    Pos Malaysia Bhd                                                277,117     264,219    0.0%
    PPB Group Bhd                                                 8,068,066  30,999,192    0.2%
    Press Metal Bhd                                               2,482,662   2,579,576    0.0%
*   Prime Utilities Bhd                                              39,000          --    0.0%
    Protasco Bhd                                                  2,991,400   1,134,079    0.0%
    RHB Bank Bhd                                                 13,951,600  16,065,070    0.1%
*   Rimbunan Sawit Bhd                                            6,810,000     827,482    0.0%
#   Salcon Bhd                                                      658,500      96,475    0.0%
#*  Sapurakencana Petroleum Bhd                                  27,001,600  10,382,035    0.1%
#   Sarawak Oil Palms Bhd                                           468,120     413,672    0.0%
*   Scomi Energy Services Bhd                                       352,300      13,881    0.0%
*   Scomi Group Bhd                                              23,530,600     641,945    0.0%
    Selangor Dredging Bhd                                         1,352,800     280,129    0.0%
    Selangor Properties Bhd                                          75,300      89,758    0.0%
    Shangri-La Hotels Malaysia Bhd                                  659,000     825,684    0.0%
*   Shell Refining Co. Federation of Malaya Bhd                      68,700      49,937    0.0%
    SHL Consolidated Bhd                                            331,800     234,119    0.0%
#   SP Setia Bhd Group                                            5,275,461   4,408,187    0.0%
    Star Media Group Bhd                                          1,607,100     964,994    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
MALAYSIA -- (Continued)
#*  Sumatec Resources Bhd                                         2,855,100 $     43,960    0.0%
#   Sunway Bhd                                                   13,657,326   10,157,137    0.1%
#   Supermax Corp. Bhd                                            6,429,200    3,323,717    0.0%
    Suria Capital Holdings Bhd                                      824,400      408,489    0.0%
    Symphony Life Bhd                                             1,658,855      268,951    0.0%
#   Ta Ann Holdings Bhd                                           2,235,026    1,881,543    0.0%
    TA Enterprise Bhd                                            21,041,700    2,404,823    0.0%
    TA Global Bhd                                                15,532,980      813,984    0.0%
*   Talam Transform Bhd                                           3,183,850       29,455    0.0%
#   Taliworks Corp. Bhd                                             327,000      119,105    0.0%
    TAN Chong Motor Holdings Bhd                                  4,589,800    2,086,514    0.0%
*   Tanjung Offshore Bhd                                             15,100        1,111    0.0%
    TDM Bhd                                                      13,551,200    2,242,454    0.0%
*   TH Plantations Bhd                                              900,500      242,456    0.0%
#   Time dotCom Bhd                                               4,938,880    9,421,758    0.1%
    Tiong NAM Logistics Holdings                                    595,500      241,159    0.0%
#   Tropicana Corp. Bhd                                           8,154,733    1,975,450    0.0%
    UEM Edgenta Bhd                                               1,824,800    1,458,431    0.0%
#   UEM Sunrise Bhd                                              19,972,745    5,322,287    0.1%
#   UMW Holdings Bhd                                                967,800    1,371,038    0.0%
#*  UMW Oil & Gas Corp. Bhd                                       3,238,300      653,825    0.0%
#   Unisem M Bhd                                                  7,206,400    4,375,237    0.0%
    United Malacca Bhd                                              960,500    1,275,523    0.0%
    United Plantations Bhd                                          204,000    1,356,183    0.0%
    United U-Li Corp. Bhd                                            56,400       50,171    0.0%
    UOA Development Bhd                                           7,096,000    4,352,020    0.0%
#   VS Industry Bhd                                               4,285,865    1,448,979    0.0%
    Wah Seong Corp. Bhd                                           4,952,883    1,013,771    0.0%
#   WCT Holdings Bhd                                             14,541,620    5,885,110    0.1%
    Wing Tai Malaysia Bhd                                         2,781,650      714,722    0.0%
#   WTK Holdings Bhd                                              5,925,650    1,524,964    0.0%
#*  YNH Property Bhd                                              6,942,625    2,586,182    0.0%
    YTL Corp. Bhd                                                89,104,250   33,783,425    0.2%
*   YTL Land & Development Bhd                                    3,544,900      493,651    0.0%
                                                                            ------------    ---
TOTAL MALAYSIA                                                               577,744,389    3.5%
                                                                            ------------    ---
MEXICO -- (5.1%)
    Alfa S.A.B. de C.V. Class A                                  34,589,985   52,486,153    0.3%
    Alpek S.A.B. de C.V.                                          3,901,309    5,808,308    0.0%
    Arca Continental S.A.B. de C.V.                                 227,746    1,415,324    0.0%
#*  Axtel S.A.B. de C.V.                                         10,802,374    2,669,017    0.0%
*   Bio Pappel S.A.B. de C.V.                                       439,582      576,776    0.0%
*   Cemex S.A.B. de C.V. Sponsored ADR                           13,493,350  117,122,279    0.7%
*   Cia Minera Autlan S.A.B. de C.V. Series B                        21,493        8,426    0.0%
#   Coca-Cola Femsa S.A.B. de C.V. Series L                       1,408,075   10,572,668    0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                    136,577   10,244,641    0.1%
    Consorcio ARA S.A.B. de C.V. Series *                         9,395,648    3,554,250    0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                     1,560,786    1,486,384    0.0%
#   Corp. Actinver S.A.B. de C.V.                                   105,133       74,479    0.0%
#   Credito Real S.A.B. de C.V. SOFOM ER                            154,961      284,736    0.0%
    Dine S.A.B. de C.V.                                           1,027,267      619,589    0.0%
    El Puerto de Liverpool S.A.B. de C.V. Series 1                    1,533       15,978    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
MEXICO -- (Continued)
*   Empaques Ponderosa S.A. de C.V.                                  90,000 $         --    0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       1,633,336  156,261,255    0.9%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B                696,005      835,162    0.0%
#*  Grupo Aeromexico S.A.B. de C.V.                               1,749,952    3,441,390    0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR             378,976   36,620,451    0.2%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               78,279   12,446,361    0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                          7,721,656   33,744,711    0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                    2,738,354    8,801,386    0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                         2,497,484    5,554,956    0.0%
#   Grupo Elektra S.A.B. de C.V.                                    254,160    3,516,904    0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                            2,828,859    1,225,774    0.0%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O              21,258,812  125,409,107    0.8%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O              14,772,311   24,072,122    0.2%
#   Grupo Financiero Interacciones SA de C.V. Class O               708,084    3,465,307    0.0%
#   Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      4,341,414    7,862,367    0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR  1,632,369   14,772,939    0.1%
*   Grupo Gigante S.A.B. de C.V. Series *                           471,076      897,240    0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                            805,727    1,951,547    0.0%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                2,749,400    3,344,199    0.0%
#   Grupo Industrial Saltillo S.A.B. de C.V.                      1,338,007    2,680,120    0.0%
    Grupo KUO S.A.B. de C.V. Series B                             2,034,528    4,036,548    0.0%
    Grupo Mexico S.A.B. de C.V. Series B                         36,736,533   90,184,389    0.6%
*   Grupo Pochteca S.A.B. de C.V.                                    67,810       32,935    0.0%
*   Grupo Posadas S.A.B. de C.V.                                    355,113      891,211    0.0%
*   Grupo Qumma SA de C.V. Series B                                   5,301           --    0.0%
    Grupo Sanborns S.A.B. de C.V.                                 1,252,776    1,558,265    0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                           1,169,462    4,088,569    0.0%
*   Grupo Sports World S.A.B. de C.V.                               293,561      262,483    0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    1,777,377    7,853,898    0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  40,783    2,157,421    0.0%
#*  Industrias CH S.A.B. de C.V. Series B                         2,014,328    9,516,930    0.1%
    Industrias Penoles S.A.B. de C.V.                               298,966    7,232,538    0.1%
#*  La Comer S.A.B. de C.V.                                       5,414,652    4,970,330    0.0%
    Medica Sur S.A.B. de C.V. Series B                                1,000        2,227    0.0%
    Megacable Holdings S.A.B. de C.V.                               109,722      401,596    0.0%
    Mexichem S.A.B. de C.V.                                       8,452,281   20,199,436    0.1%
#*  Minera Frisco S.A.B. de C.V. Class A1                         7,179,830    5,576,420    0.0%
*   OHL Mexico S.A.B. de C.V.                                     9,746,749   11,437,643    0.1%
#   Organizacion Cultiba S.A.B. de C.V.                             170,021      187,733    0.0%
#*  Organizacion Soriana S.A.B. de C.V. Class B                  14,733,640   40,043,759    0.3%
#   Qualitas Controladora S.A.B. de C.V.                          1,652,078    3,046,131    0.0%
*   Savia SA Class A                                              3,457,285           --    0.0%
#   TV Azteca S.A.B. de C.V.                                      9,264,749    1,764,621    0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                           9,101       10,304    0.0%
    Vitro S.A.B. de C.V. Series A                                 1,499,658    4,939,088    0.0%
                                                                            ------------    ---
TOTAL MEXICO                                                                 874,236,781    5.3%
                                                                            ------------    ---
PHILIPPINES -- (1.1%)
    A Soriano Corp.                                              17,425,400    2,140,500    0.0%
    ACR Mining Corp.                                                105,455        7,309    0.0%
    Alliance Global Group, Inc.                                  30,705,606    9,038,877    0.1%
    Alsons Consolidated Resources, Inc.                          20,894,000      604,920    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
PHILIPPINES -- (Continued)
*   Atlas Consolidated Mining & Development Corp.                  5,351,500 $    438,408    0.0%
    Bank of the Philippine Islands                                   234,470      489,264    0.0%
    BDO Unibank, Inc.                                             11,854,265   27,608,078    0.2%
    Cebu Air, Inc.                                                 2,168,500    4,704,255    0.0%
    Cebu Holdings, Inc.                                            1,032,250      109,886    0.0%
    Century Properties Group, Inc.                                28,217,400      349,448    0.0%
    China Banking Corp.                                              466,371      365,385    0.0%
    Cosco Capital, Inc.                                           10,643,700    1,866,226    0.0%
    DMCI Holdings, Inc.                                              653,400      168,484    0.0%
    East West Banking Corp.                                          124,500       49,123    0.0%
    EEI Corp.                                                      1,150,300      170,873    0.0%
*   Empire East Land Holdings, Inc.                               24,178,000      378,944    0.0%
    Energy Development Corp.                                       1,168,200      142,271    0.0%
*   Export & Industry Bank, Inc. Class A                              14,950           --    0.0%
    Filinvest Development Corp.                                      142,800       24,106    0.0%
    Filinvest Land, Inc.                                         205,242,031    7,475,599    0.1%
    First Philippine Holdings Corp.                                4,618,290    6,612,720    0.0%
*   Fwbc Holdings, Inc.                                            5,471,786           --    0.0%
    Integrated Micro-Electronics, Inc.                               248,900       31,153    0.0%
    JG Summit Holdings, Inc.                                       8,990,930   14,085,436    0.1%
    Lopez Holdings Corp.                                          34,749,200    5,702,631    0.0%
    LT Group, Inc.                                                13,887,300    4,140,209    0.0%
*   Megawide Construction Corp.                                      632,000      195,443    0.0%
    Megaworld Corp.                                              166,539,400   13,804,310    0.1%
    Metropolitan Bank & Trust Co.                                  8,134,630   13,661,158    0.1%
*   Mondragon International Philippines, Inc.                      2,464,000           --    0.0%
    Nickel Asia Corp.                                                627,500       89,030    0.0%
    Pepsi-Cola Products Philippines, Inc.                            709,000       45,511    0.0%
    Petron Corp.                                                  15,595,000    3,332,854    0.0%
    Philippine National Bank                                       4,899,113    5,863,157    0.0%
*   Philippine National Construction Corp.                           398,900        7,571    0.0%
    Philippine Savings Bank                                        1,232,313    2,491,721    0.0%
*   Philippine Townships, Inc.                                       226,200           --    0.0%
*   Philtown Properties, Inc.                                          6,701           --    0.0%
    Phinma Corp.                                                     865,998      204,311    0.0%
    Phinma Energy Corp.                                           26,285,000    1,176,843    0.0%
    Phoenix Petroleum Philippines, Inc.                              507,600       61,065    0.0%
    RFM Corp.                                                        976,000       86,732    0.0%
    Rizal Commercial Banking Corp.                                 4,714,948    3,495,459    0.0%
    Robinsons Land Corp.                                          29,823,950   19,064,542    0.1%
    Robinsons Retail Holdings, Inc.                                  308,660      492,366    0.0%
    San Miguel Corp.                                               6,759,016   11,245,585    0.1%
    San Miguel Pure Foods Co., Inc.                                   63,140      293,581    0.0%
    Security Bank Corp.                                            1,880,714    8,561,351    0.1%
*   Top Frontier Investment Holdings, Inc.                           628,532    3,044,553    0.0%
    Travellers International Hotel Group, Inc.                     1,539,200      106,569    0.0%
    Union Bank of the Philippines                                  4,413,349    6,830,531    0.1%
    Universal Robina Corp.                                           743,935    2,795,543    0.0%
    Vista Land & Lifescapes, Inc.                                 75,486,968    8,149,442    0.1%
                                                                             ------------    ---
TOTAL PHILIPPINES                                                             191,803,333    1.2%
                                                                             ------------    ---

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
POLAND -- (1.5%)
    Agora SA                                                        578,734 $  1,633,847    0.0%
    Asseco Poland SA                                              1,330,913   17,789,337    0.1%
*   Bank Millennium SA                                            3,927,942    5,781,175    0.0%
    Ciech SA                                                        378,418    6,171,808    0.1%
#*  Enea SA                                                       2,384,313    6,107,651    0.0%
    Firma Oponiarska Debica SA                                       74,997    1,913,641    0.0%
*   Getin Holding SA                                              2,977,249      873,074    0.0%
#*  Getin Noble Bank SA                                           1,077,448      360,210    0.0%
*   Gobarto SA                                                       56,943       87,588    0.0%
    Grupa Azoty SA                                                  161,472    2,571,748    0.0%
    Grupa Kety SA                                                    92,776    9,254,531    0.1%
#*  Grupa Lotos SA                                                1,619,206   14,039,406    0.1%
*   Impexmetal SA                                                 5,046,806    3,511,670    0.0%
#*  Integer.pl SA                                                     1,510       13,409    0.0%
#*  Jastrzebska Spolka Weglowa SA                                   184,341    3,418,718    0.0%
    Kernel Holding SA                                               440,617    7,050,726    0.1%
    KGHM Polska Miedz SA                                          1,974,521   35,838,395    0.2%
    LC Corp. SA                                                   1,199,107      595,739    0.0%
#*  Lubelski Wegiel Bogdanka SA                                      10,880      193,070    0.0%
#   Netia SA                                                      4,474,891    5,303,870    0.0%
    Orbis SA                                                        503,480    9,100,628    0.1%
*   Pelion SA                                                        10,134      140,526    0.0%
    PGE Polska Grupa Energetyczna SA                             14,513,224   38,026,049    0.2%
*   PKP Cargo SA                                                      5,859       64,165    0.0%
#   Polski Koncern Naftowy Orlen SA                               3,609,126   71,505,205    0.4%
    Powszechna Kasa Oszczednosci Bank Polski SA                   1,151,786    8,068,526    0.1%
*   Tauron Polska Energia SA                                     16,990,517   11,481,181    0.1%
    Trakcja SA                                                      664,120    2,275,170    0.0%
*   Vistula Group SA                                                 54,605       48,678    0.0%
                                                                            ------------    ---
TOTAL POLAND                                                                 263,219,741    1.6%
                                                                            ------------    ---
RUSSIA -- (2.2%)
*   AFI Development P.L.C. GDR                                       31,827        3,835    0.0%
    Gazprom PJSC Sponsored ADR                                   61,401,592  264,756,173    1.5%
    Lukoil PJSC Sponsored ADR(BYZDW2900)                          1,526,223   74,239,014    0.4%
    Lukoil PJSC Sponsored ADR(69343P105)                            197,577    9,604,218    0.1%
    Magnitogorsk Iron & Steel OJSC GDR                            1,412,867    9,281,143    0.1%
*   Mechel PJSC Sponsored ADR                                        83,251      411,260    0.0%
    RusHydro PJSC ADR                                             8,628,608   10,509,869    0.1%
                                                                            ------------    ---
TOTAL RUSSIA                                                                 368,805,512    2.2%
                                                                            ------------    ---
SOUTH AFRICA -- (7.1%)
    Adcorp Holdings, Ltd.                                           928,945      933,962    0.0%
    Aeci, Ltd.                                                    1,305,204    9,858,018    0.1%
*   African Bank Investments, Ltd.                                9,264,952        3,474    0.0%
    African Oxygen, Ltd.                                             45,466       66,313    0.0%
    African Rainbow Minerals, Ltd.                                1,833,355   13,283,249    0.1%
    Alexander Forbes Group Holdings, Ltd.                           219,133       99,493    0.0%
*   Allied Electronics Corp., Ltd. Class A                           26,803       13,854    0.0%
*   Anglo American Platinum, Ltd.                                    98,018    2,317,507    0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                         1,382,157   18,990,837    0.1%
*   ArcelorMittal South Africa, Ltd.                              2,390,579    2,046,888    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES     VALUE++     ASSETS**
                                                                 ---------- ------------ ----------
SOUTH AFRICA -- (Continued)
*   Aveng, Ltd.                                                   7,422,053 $  3,891,252    0.0%
    Barclays Africa Group, Ltd.                                   5,579,767   64,750,119    0.4%
    Barloworld, Ltd.                                              4,883,085   31,540,754    0.2%
    Blue Label Telecoms, Ltd.                                     3,760,437    5,685,520    0.0%
#*  Brait SE                                                      2,391,574   15,872,937    0.1%
    Caxton and CTP Publishers and Printers, Ltd.                  3,089,885    3,016,144    0.0%
    Clover Industries, Ltd.                                       1,275,295    1,646,099    0.0%
*   Consolidated Infrastructure Group, Ltd.                         409,539      712,147    0.0%
    DataTec, Ltd.                                                 3,542,034   11,779,967    0.1%
    Distell Group, Ltd.                                              55,963      686,944    0.0%
#   DRDGOLD, Ltd.                                                 5,320,916    2,698,055    0.0%
#*  Eqstra Holdings, Ltd.                                         3,474,295      675,197    0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                         120,337          226    0.0%
    Exxaro Resources, Ltd.                                        1,763,223   12,996,309    0.1%
    Gold Fields, Ltd.                                             2,664,475   10,989,011    0.1%
    Gold Fields, Ltd. Sponsored ADR                              12,391,918   51,426,460    0.3%
    Grindrod, Ltd.                                                7,724,928    6,363,922    0.0%
    Group Five, Ltd.                                              1,678,632    2,878,031    0.0%
    Harmony Gold Mining Co., Ltd.                                 1,605,176    4,983,185    0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                     491,788    1,558,968    0.0%
    Hudaco Industries, Ltd.                                         136,179    1,103,909    0.0%
*   Hulamin, Ltd.                                                 1,790,383      691,609    0.0%
*   Impala Platinum Holdings, Ltd.                                6,689,573   27,030,236    0.2%
    Imperial Holdings, Ltd.                                       1,648,309   20,819,284    0.1%
    Investec, Ltd.                                                3,952,103   24,339,875    0.2%
*   JCI, Ltd.                                                    10,677,339           --    0.0%
    KAP Industrial Holdings, Ltd.                                   865,789      497,654    0.0%
#*  Kumba Iron Ore, Ltd.                                            119,427    1,216,206    0.0%
#   Lewis Group, Ltd.                                             1,852,654    5,491,634    0.0%
    Liberty Holdings, Ltd.                                        1,680,993   14,472,753    0.1%
    Merafe Resources, Ltd.                                       22,040,287    2,073,859    0.0%
    Metair Investments, Ltd.                                      1,288,607    1,816,144    0.0%
    MMI Holdings, Ltd.                                           17,493,889   29,304,705    0.2%
    Mondi, Ltd.                                                     327,295    6,393,197    0.1%
    Mpact, Ltd.                                                   2,498,915    6,114,312    0.0%
    MTN Group, Ltd.                                              10,762,518   92,959,482    0.6%
    Murray & Roberts Holdings, Ltd.                               6,076,782    4,172,433    0.0%
#   Nampak, Ltd.                                                  1,584,420    2,209,636    0.0%
    Nedbank Group, Ltd.                                           3,173,298   51,943,749    0.3%
*   Northam Platinum, Ltd.                                        1,107,927    4,036,704    0.0%
    Omnia Holdings, Ltd.                                            525,110    6,359,299    0.0%
    Peregrine Holdings, Ltd.                                      1,278,194    2,464,496    0.0%
*   Pinnacle Holdings, Ltd.                                         866,898    1,151,126    0.0%
    Raubex Group, Ltd.                                            1,981,831    3,694,408    0.0%
    RCL Foods, Ltd.                                                  90,842       92,469    0.0%
    Reunert, Ltd.                                                   495,102    2,262,550    0.0%
*   Royal Bafokeng Platinum, Ltd.                                   460,976    1,406,683    0.0%
    Sanlam, Ltd.                                                  5,572,241   26,990,264    0.2%
*   Sappi, Ltd.                                                   8,499,396   47,292,839    0.3%
*   Sappi, Ltd. Sponsored ADR                                       660,121    3,683,475    0.0%
    Sasol, Ltd.                                                   3,802,484  105,005,545    0.6%
    Sasol, Ltd. Sponsored ADR                                     1,664,260   45,783,792    0.3%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                   SHARES      VALUE++      ASSETS**
                                                                 ---------- -------------- ----------
SOUTH AFRICA -- (Continued)
    Sibanye Gold, Ltd. Sponsored ADR                              1,445,989 $   16,195,077    0.1%
    Standard Bank Group, Ltd.                                    16,569,484    175,889,757    1.1%
*   Stefanutti Stocks Holdings, Ltd.                                526,548        182,552    0.0%
    Steinhoff International Holdings NV                          24,951,223    134,603,568    0.8%
*   Super Group, Ltd.                                             4,217,794     12,448,559    0.1%
    Telkom SA SOC, Ltd.                                           5,017,373     23,127,550    0.2%
    Tongaat Hulett, Ltd.                                          1,217,594     11,003,633    0.1%
#   Trencor, Ltd.                                                 1,507,605      3,205,941    0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 431,964      4,869,271    0.0%
*   Zeder Investments, Ltd.                                               1             --    0.0%
                                                                            --------------    ---
TOTAL SOUTH AFRICA                                                           1,206,165,077    7.2%
                                                                            --------------    ---
SOUTH KOREA -- (14.1%)
#   Ace Technologies Corp.                                           96,925        315,918    0.0%
#*  AJ Rent A Car Co., Ltd.                                          57,800        498,194    0.0%
*   Amotech Co., Ltd.                                                36,121        545,031    0.0%
#   Asia Cement Co., Ltd.                                            10,074        647,915    0.0%
#   ASIA Holdings Co., Ltd.                                          27,584      2,423,062    0.0%
#*  Asia Paper Manufacturing Co., Ltd.                               56,207        957,928    0.0%
*   Asiana Airlines, Inc.                                           237,160        957,311    0.0%
#*  AUK Corp.                                                       405,252        791,341    0.0%
#   Austem Co., Ltd.                                                193,239        540,943    0.0%
    Avaco Co., Ltd.                                                  18,015         94,380    0.0%
#*  BH Co., Ltd.                                                     19,986        189,509    0.0%
#   BNK Financial Group, Inc.                                     2,892,220     23,443,592    0.2%
    Bookook Securities Co., Ltd.                                     28,655        500,325    0.0%
    BYC Co., Ltd.                                                       752        286,817    0.0%
#*  Capro Corp.                                                      79,730        383,756    0.0%
*   Chemtronics Co., Ltd.                                             2,627         13,370    0.0%
#*  China Great Star International, Ltd.                            595,580        675,652    0.0%
    Chinyang Holdings Corp.                                          26,720         81,155    0.0%
#   Chokwang Paint, Ltd.                                             16,217        161,348    0.0%
#   Chongkundang Holdings Corp.                                       2,179        126,162    0.0%
    Chosun Refractories Co., Ltd.                                     9,716        780,666    0.0%
    CJ Hellovision Co., Ltd.                                         95,342        680,495    0.0%
    CJ O Shopping Co., Ltd.                                           5,831        825,598    0.0%
    CKD Bio Corp.                                                     2,284         44,542    0.0%
#*  Cosmochemical Co., Ltd.                                         115,498        437,807    0.0%
#   Dae Dong Industrial Co., Ltd.                                   145,909        861,135    0.0%
#   Dae Han Flour Mills Co., Ltd.                                    14,500      2,234,533    0.0%
#   Dae Hyun Co., Ltd.                                               40,551        132,575    0.0%
    Dae Won Kang Up Co., Ltd.                                       245,096      1,105,656    0.0%
#*  Dae Young Packaging Co., Ltd.                                 1,121,470        983,240    0.0%
#*  Dae-Il Corp.                                                     71,782        630,024    0.0%
#*  Daechang Co., Ltd.                                              526,706        428,422    0.0%
    Daeduck Electronics Co.                                         217,109      1,427,061    0.0%
#   Daeduck GDS Co., Ltd.                                           292,352      3,037,236    0.0%
#   Daegu Department Store                                           71,060        822,508    0.0%
#   Daehan Steel Co., Ltd.                                          176,108      1,434,922    0.0%
#   Daekyo Co., Ltd.                                                184,455      1,344,255    0.0%
    Daelim Industrial Co., Ltd.                                     270,338     19,265,125    0.1%
    Daesang Holdings Co., Ltd.                                      104,641        954,332    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                  SHARES     VALUE++    ASSETS**
                                                                 --------- ----------- ----------
SOUTH KOREA -- (Continued)
#   Daesung Holdings Co., Ltd.                                      42,463 $   342,262    0.0%
    Daewon San Up Co., Ltd.                                          6,072      43,846    0.0%
#*  Daewoo Engineering & Construction Co., Ltd.                    964,334   5,318,753    0.1%
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.             491,004   1,922,393    0.0%
*   Dahaam E-Tec Co., Ltd.                                           3,535      10,427    0.0%
#   Daishin Securities Co., Ltd.                                   590,481   5,430,071    0.1%
#   Daou Data Corp.                                                 15,106     138,926    0.0%
    Daou Technology, Inc.                                          237,303   4,280,568    0.0%
#*  Dasan Networks, Inc.                                           134,840     798,097    0.0%
    DGB Financial Group, Inc.                                    1,625,465  13,615,861    0.1%
    Display Tech Co., Ltd.                                          43,544     151,345    0.0%
    DK UIL Co., Ltd.                                                25,593     243,566    0.0%
#   Dong Ah Tire & Rubber Co., Ltd.                                 96,629   2,035,161    0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                        47,826     344,989    0.0%
#   Dong-Il Corp.                                                   17,861     947,282    0.0%
#   Dongbang Transport Logistics Co., Ltd.                         221,137     404,949    0.0%
#*  Dongbu Co., Ltd.                                               469,666     328,641    0.0%
#*  Dongbu Securities Co., Ltd.                                    412,339   1,194,514    0.0%
#   Dongil Industries Co., Ltd.                                     16,483   1,044,154    0.0%
#*  Dongkook Industrial Co., Ltd.                                  288,799     558,615    0.0%
    Dongkuk Industries Co., Ltd.                                   127,071     549,142    0.0%
#*  Dongkuk Steel Mill Co., Ltd.                                   954,772   6,812,705    0.1%
    DONGSUNG Corp.                                                  24,827     140,021    0.0%
#   Dongwha Pharm Co., Ltd.                                         56,231     381,421    0.0%
    Dongwon Development Co., Ltd.                                   19,628      78,312    0.0%
#   Dongwoo Co., Ltd.                                               14,971      52,986    0.0%
#   Dongyang E&P, Inc.                                              32,885     384,364    0.0%
#   Doosan Corp.                                                   112,906  10,102,603    0.1%
#*  Doosan Engine Co., Ltd.                                        112,890     347,607    0.0%
    Doosan Heavy Industries & Construction Co., Ltd.               528,862  12,066,160    0.1%
#*  Doosan Infracore Co., Ltd.                                   1,493,659   9,019,862    0.1%
#   DRB Holding Co., Ltd.                                          114,917   1,284,074    0.0%
#   DY Corp.                                                       251,346   1,374,707    0.0%
#   e-LITECOM Co., Ltd.                                             78,775     668,951    0.0%
#   E-MART, Inc.                                                   173,261  24,568,431    0.2%
#   Eagon Industrial, Ltd.                                          44,518     440,549    0.0%
#   Easy Bio, Inc.                                                  81,361     429,423    0.0%
#   Elentec Co., Ltd.                                               57,025     259,054    0.0%
#   Eugene Corp.                                                   553,471   2,226,073    0.0%
#*  Eugene Investment & Securities Co., Ltd.                     1,130,616   2,371,697    0.0%
    Eusu Holdings Co., Ltd.                                         38,984     212,973    0.0%
#   EVERDIGM Corp.                                                  21,489     171,413    0.0%
    F&F Co., Ltd.                                                    2,792      39,241    0.0%
#*  FarmStory Co., Ltd.                                            107,663     124,502    0.0%
#   Fine Technix Co., Ltd.                                         187,057     446,799    0.0%
    Fursys, Inc.                                                    28,479     844,503    0.0%
#   Gaon Cable Co., Ltd.                                            25,249     445,138    0.0%
#*  Global Display Co., Ltd.                                        32,534      95,691    0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                  70,139     475,778    0.0%
#*  GS Engineering & Construction Corp.                            443,425  10,350,991    0.1%
#*  GS Global Corp.                                                211,068     493,054    0.0%
    GS Holdings Corp.                                              603,727  26,858,939    0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
SOUTH KOREA -- (Continued)
#   Gwangju Shinsegae Co., Ltd.                                      5,985 $  1,312,180    0.0%
#*  Halla Corp.                                                     75,864      304,594    0.0%
#   Halla Holdings Corp.                                            62,976    3,725,239    0.0%
    Han Kuk Carbon Co., Ltd.                                        46,780      249,066    0.0%
    Hana Financial Group, Inc.                                   3,086,346   88,276,195    0.5%
#   Hana Micron, Inc.                                               84,391      377,098    0.0%
#   Handsome Co., Ltd.                                              86,690    3,072,764    0.0%
#   Hanil Cement Co., Ltd.                                          51,641    3,351,219    0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.               571,915    1,945,992    0.0%
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.      186,144      847,295    0.0%
#   Hanjin Kal Corp.                                               178,382    2,632,152    0.0%
#   Hanjin Transportation Co., Ltd.                                123,466    3,174,139    0.0%
    Hankuk Glass Industries, Inc.                                   17,640      413,859    0.0%
#   Hankuk Paper Manufacturing Co., Ltd.                            34,577      877,605    0.0%
    HanmiGlobal Co., Ltd.                                           13,645      107,138    0.0%
*   Hanshin Construction                                             6,921      107,456    0.0%
#*  Hansol Holdings Co., Ltd.                                      466,767    2,620,816    0.0%
#*  Hansol HomeDeco Co., Ltd.                                      408,594      624,246    0.0%
    Hansol Paper Co., Ltd.                                         142,915    2,530,813    0.0%
    Hanwha Chemical Corp.                                        1,003,728   23,632,373    0.2%
    Hanwha Corp.                                                   740,315   24,110,863    0.2%
#   Hanwha Galleria Timeworld Co., Ltd.                              2,375       81,536    0.0%
    Hanwha General Insurance Co., Ltd.                             122,173      810,006    0.0%
#*  Hanwha Investment & Securities Co., Ltd.                       915,980    1,787,724    0.0%
    Hanwha Life Insurance Co., Ltd.                              2,512,656   13,717,869    0.1%
#   Hanyang Securities Co., Ltd.                                    92,428      600,547    0.0%
*   Harim Holdings Co., Ltd.                                        19,889       69,514    0.0%
#   Heung-A Shipping Co., Ltd.                                   1,102,548    1,615,503    0.0%
#   Hitejinro Holdings Co., Ltd.                                   117,810    1,228,823    0.0%
#   HMC Investment Securities Co., Ltd.                            247,176    2,058,139    0.0%
#   HS R&A Co., Ltd.                                                35,942    1,020,688    0.0%
    Humax Co., Ltd.                                                193,812    2,469,930    0.0%
#   Huvis Corp.                                                     64,280      402,402    0.0%
#   Hwa Shin Co., Ltd.                                             147,530      887,892    0.0%
#   Hwacheon Machine Tool Co., Ltd.                                 14,227      624,005    0.0%
    HwaSung Industrial Co., Ltd.                                    48,321      530,227    0.0%
    Hy-Lok Corp.                                                     9,610      191,102    0.0%
    Hyosung Corp.                                                  102,032   11,918,853    0.1%
#*  Hyundai BNG Steel Co., Ltd.                                    127,884    1,287,016    0.0%
    Hyundai Corp.                                                   33,801      619,081    0.0%
    Hyundai Department Store Co., Ltd.                             139,694   14,331,079    0.1%
    Hyundai Engineering & Construction Co., Ltd.                   478,866   17,296,927    0.1%
#   Hyundai Greenfood Co., Ltd.                                     46,329      677,939    0.0%
#*  Hyundai Heavy Industries Co., Ltd.                             411,885   52,235,381    0.3%
    Hyundai Home Shopping Network Corp.                              9,169      909,019    0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                 286,078      923,958    0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                                 80,621    4,932,518    0.0%
    Hyundai Mobis Co., Ltd.                                        254,752   60,760,449    0.4%
    Hyundai Motor Co.                                            1,517,445  185,263,981    1.1%
#*  Hyundai Rotem Co., Ltd.                                          6,913      112,878    0.0%
    Hyundai Steel Co.                                            1,050,773   45,277,684    0.3%
#   Hyundai Wia Corp.                                              143,808    9,865,603    0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
SOUTH KOREA -- (Continued)
    Ilji Technology Co., Ltd.                                       13,647 $     87,073    0.0%
#*  Iljin Display Co., Ltd.                                         54,206      194,722    0.0%
#   Iljin Electric Co., Ltd.                                       230,699      936,169    0.0%
#   Ilshin Spinning Co., Ltd.                                       16,812    1,910,247    0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                 9,407      931,778    0.0%
#   Industrial Bank of Korea                                     2,328,028   26,798,145    0.2%
*   InnoWireless, Inc.                                               1,805       13,693    0.0%
#*  Interflex Co., Ltd.                                             37,223      530,344    0.0%
#   Intergis Co., Ltd.                                              49,180      142,012    0.0%
    Interpark Holdings Corp.                                       181,954      792,501    0.0%
    INTOPS Co., Ltd.                                                76,349    1,347,385    0.0%
    Inzi Controls Co., Ltd.                                         89,540      391,493    0.0%
#   INZI Display Co., Ltd.                                         244,705      437,953    0.0%
#   ISU Chemical Co., Ltd.                                          83,274    1,127,371    0.0%
#   IsuPetasys Co., Ltd.                                           181,155      661,144    0.0%
#   Jahwa Electronics Co., Ltd.                                     68,255      866,539    0.0%
#   JB Financial Group Co., Ltd.                                   912,123    4,729,329    0.0%
#   Kangnam Jevisco Co., Ltd.                                       32,637    1,062,140    0.0%
#   KB Capital Co., Ltd.                                            95,780    2,197,783    0.0%
    KB Financial Group, Inc.                                     1,584,101   58,638,345    0.4%
    KB Financial Group, Inc. ADR                                 3,020,559  111,700,272    0.7%
    KB Insurance Co., Ltd.                                         308,221    7,789,456    0.1%
    KC Green Holdings Co., Ltd.                                      3,401       25,663    0.0%
    KCC Corp.                                                       47,542   16,784,884    0.1%
#*  KEC Corp.                                                      432,094      363,014    0.0%
#   Keyang Electric Machinery Co., Ltd.                            183,876      801,031    0.0%
#   KG Chemical Corp.                                               57,540      702,595    0.0%
#   KG Eco Technology Service Co., Ltd.                            128,486      366,293    0.0%
#   KH Vatec Co., Ltd.                                             138,316    1,520,106    0.0%
    Kia Motors Corp.                                             2,442,082   86,715,201    0.5%
#   KISCO Corp.                                                     52,726    1,732,037    0.0%
#   KISCO Holdings Co., Ltd.                                        11,405      612,838    0.0%
#   Kishin Corp.                                                   107,298      497,903    0.0%
#   KISWIRE, Ltd.                                                   89,105    3,038,146    0.0%
#*  KleanNara Co., Ltd.                                             33,493      156,022    0.0%
*   KMH Co., Ltd.                                                    2,583       18,546    0.0%
    Kolon Corp.                                                     20,698      918,999    0.0%
*   Kolon Global Corp.                                               5,196       60,631    0.0%
#   Kolon Industries, Inc.                                         210,202   13,654,810    0.1%
#   Kook Soon Dang Brewery Co., Ltd.                               112,565      656,203    0.0%
#   Korea Alcohol Industrial Co., Ltd.                              28,767      232,903    0.0%
#   Korea Circuit Co., Ltd.                                        146,625    1,031,204    0.0%
    Korea Electric Terminal Co., Ltd.                               15,636      976,677    0.0%
    Korea Export Packaging Industrial Co., Ltd.                      5,290       85,271    0.0%
#*  Korea Flange Co., Ltd.                                          67,906      859,415    0.0%
#   Korea Investment Holdings Co., Ltd.                            430,137   15,400,563    0.1%
#*  Korea Line Corp.                                                26,922      423,964    0.0%
*   Korean Air Lines Co., Ltd.                                     127,749    3,570,982    0.0%
#   Korean Reinsurance Co.                                         769,678    7,931,966    0.1%
#   Kortek Corp.                                                    71,671      878,656    0.0%
#   KPX Chemical Co., Ltd.                                          13,226      730,280    0.0%
    KSS LINE, Ltd.                                                  27,580      194,312    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       PERCENTAGE
                                                                                         OF NET
                                                                  SHARES     VALUE++    ASSETS**
                                                                 --------- ----------- ----------
SOUTH KOREA -- (Continued)
#*  KTB Investment & Securities Co., Ltd.                          639,952 $ 1,599,420    0.0%
    KTCS Corp.                                                     102,235     219,677    0.0%
#   Kukdo Chemical Co., Ltd.                                        50,073   2,367,744    0.0%
    Kukdong Oil & Chemicals Co., Ltd.                                5,622      15,824    0.0%
#*  Kumho Electric Co., Ltd.                                        44,161     363,850    0.0%
#   Kumkang Kind Co., Ltd.                                           3,361     133,285    0.0%
#   Kwangju Bank                                                   147,127   1,298,466    0.0%
#*  Kyeryong Construction Industrial Co., Ltd.                      38,242     487,919    0.0%
#   Kyobo Securities Co., Ltd.                                     206,079   1,669,471    0.0%
#   Kyung-In Synthetic Corp.                                        27,261     109,461    0.0%
#   Kyungbang, Ltd.                                                125,420   1,983,804    0.0%
    Kyungchang Industrial Co., Ltd.                                 28,508     125,119    0.0%
#   LEADCORP, Inc. (The)                                            55,918     388,531    0.0%
    LF Corp.                                                       183,379   3,476,610    0.0%
    LG Corp.                                                       841,761  45,014,141    0.3%
    LG Display Co., Ltd.                                         1,415,814  33,851,579    0.2%
#   LG Display Co., Ltd. ADR                                     3,991,524  47,938,203    0.3%
#   LG Electronics, Inc.                                         1,692,217  70,543,997    0.4%
    LG Hausys, Ltd.                                                 18,502   1,528,117    0.0%
    LG International Corp.                                         226,181   5,496,578    0.1%
    LG Uplus Corp.                                               2,100,307  21,646,190    0.1%
#   LMS Co., Ltd.                                                   14,112      93,317    0.0%
    Lotte Chemical Corp.                                            43,453  10,917,666    0.1%
#   Lotte Chilsung Beverage Co., Ltd.                                6,056   8,152,314    0.1%
#   Lotte Confectionery Co., Ltd.                                   16,259   2,729,259    0.0%
    LOTTE Fine Chemical Co., Ltd.                                   45,782   1,159,244    0.0%
    Lotte Food Co., Ltd.                                               838     505,780    0.0%
    LOTTE Himart Co., Ltd.                                          91,315   3,516,268    0.0%
#*  Lotte Non-Life Insurance Co., Ltd.                             206,214     489,804    0.0%
#   Lotte Shopping Co., Ltd.                                       123,317  24,604,758    0.2%
    LS Corp.                                                       117,860   5,636,961    0.1%
#*  Lumens Co., Ltd.                                               138,587     486,598    0.0%
    MegaStudy Co., Ltd.                                              6,219     175,734    0.0%
    MegaStudyEdu Co., Ltd.                                           2,475     102,256    0.0%
    Meritz Financial Group, Inc.                                    57,067     560,567    0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                        11,441     159,211    0.0%
#   Meritz Securities Co., Ltd.                                  1,053,135   3,121,016    0.0%
    Mi Chang Oil Industrial Co., Ltd.                                5,239     402,959    0.0%
    Mirae Asset Daewoo Co., Ltd.                                 1,327,460   8,951,950    0.1%
    Mirae Asset Securities Co., Ltd.                               790,041  15,581,219    0.1%
#   MK Electron Co., Ltd.                                          146,681   1,075,651    0.0%
*   MNTech Co., Ltd.                                                75,700     375,300    0.0%
*   Mobase Co., Ltd.                                                15,349     100,628    0.0%
#   Moorim P&P Co., Ltd.                                           404,887   1,440,833    0.0%
#*  Moorim Paper Co., Ltd.                                         210,130     508,849    0.0%
#   Motonic Corp.                                                   77,783     629,666    0.0%
#   Namyang Dairy Products Co., Ltd.                                 2,975   1,752,588    0.0%
*   Neowiz Games Corp.                                              15,471     145,860    0.0%
#   NEOWIZ HOLDINGS Corp.                                           72,062     990,920    0.0%
#   Nexen Corp.                                                    179,318   1,251,739    0.0%
#   NH Investment & Securities Co., Ltd.                         1,207,525  10,618,098    0.1%
#*  NHN Entertainment Corp.                                         28,547   1,250,775    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
SOUTH KOREA -- (Continued)
#   Nong Shim Holdings Co., Ltd.                                    20,858 $  1,839,474    0.0%
#   NongShim Co., Ltd.                                               6,887    1,733,034    0.0%
#   NOROO Paint & Coatings Co., Ltd.                                45,161      364,840    0.0%
#   NPC                                                            116,690      642,277    0.0%
#*  OCI Co., Ltd.                                                  108,701    8,566,728    0.1%
    Opto Device Technology Co., Ltd.                                21,326      155,318    0.0%
*   Paik Kwang Industrial Co., Ltd.                                 23,328       37,991    0.0%
#*  Pan Ocean Co., Ltd.                                            433,842    1,365,085    0.0%
    Pang Rim Co., Ltd.                                               3,201       67,519    0.0%
#*  PaperCorea, Inc.                                               340,867      172,506    0.0%
#   Poongsan Corp.                                                 350,209   10,641,787    0.1%
    Poongsan Holdings Corp.                                         55,420    2,263,053    0.0%
    POSCO                                                          533,590  111,025,370    0.7%
    POSCO Sponsored ADR                                          1,449,591   75,306,252    0.5%
    POSCO Coated & Color Steel Co., Ltd.                             8,404      198,506    0.0%
    Posco Daewoo Corp.                                             174,399    3,786,944    0.0%
#*  Power Logics Co., Ltd.                                         242,843      786,345    0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                 86,477      882,972    0.0%
#   RFTech Co., Ltd.                                                50,474      301,839    0.0%
*   S&C Engine Group, Ltd.                                          86,137      110,760    0.0%
#   S&T Dynamics Co., Ltd.                                         344,607    2,783,701    0.0%
#   S&T Holdings Co., Ltd.                                         104,438    1,364,216    0.0%
    S&T Motiv Co., Ltd.                                             16,644      594,381    0.0%
#   S-Energy Co., Ltd.                                              28,801      247,785    0.0%
#*  Sajo Industries Co., Ltd.                                       18,924    1,031,930    0.0%
    Sam Young Electronics Co., Ltd.                                159,570    1,553,238    0.0%
    Sambo Motors Co., Ltd.                                          12,259       78,512    0.0%
    Samho Development Co., Ltd.                                      4,638       13,169    0.0%
#   SAMHWA Paints Industrial Co., Ltd.                              29,032      283,653    0.0%
#   Samick Musical Instruments Co., Ltd.                           221,199      443,911    0.0%
#*  Samji Electronics Co., Ltd.                                     10,273       73,959    0.0%
#   Samjin LND Co., Ltd.                                            92,054      236,133    0.0%
    Samkee Automotive Co., Ltd.                                     14,490       45,953    0.0%
    Sammok S-Form Co., Ltd.                                         16,882      203,330    0.0%
    Samsung Card Co., Ltd.                                          88,736    3,735,755    0.0%
#   Samsung Electro-Mechanics Co., Ltd.                            457,341   18,774,733    0.1%
    Samsung Electronics Co., Ltd.                                   24,020   34,356,481    0.2%
#*  Samsung Heavy Industries Co., Ltd.                           1,117,012    9,492,953    0.1%
    Samsung Life Insurance Co., Ltd.                               364,345   35,159,217    0.2%
#   Samsung SDI Co., Ltd.                                          387,366   31,882,640    0.2%
    Samsung Securities Co., Ltd.                                   282,137    8,485,432    0.1%
    Samyang Corp.                                                   13,390    1,202,325    0.0%
    Samyang Holdings Corp.                                          35,071    3,823,881    0.0%
    Samyang Tongsang Co., Ltd.                                      10,522      451,616    0.0%
#*  Samyoung Chemical Co., Ltd.                                    258,455      352,335    0.0%
#   SAVEZONE I&C Corp.                                              63,850      306,803    0.0%
#   SBS Media Holdings Co., Ltd.                                   384,794      958,990    0.0%
#   Seah Besteel Corp.                                             203,857    4,126,378    0.0%
#   SeAH Holdings Corp.                                             12,963    1,355,968    0.0%
    SeAH Steel Corp.                                                44,101    2,681,339    0.0%
    Sebang Co., Ltd.                                               136,608    1,795,750    0.0%
    Sebang Global Battery Co., Ltd.                                 67,437    2,184,639    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
SOUTH KOREA -- (Continued)
#   Sejong Industrial Co., Ltd.                                    154,092 $  1,387,793    0.0%
    Sejoong Co., Ltd.                                               23,733       89,148    0.0%
#*  Seohee Construction Co., Ltd.                                1,238,365    1,640,957    0.0%
    Seoyon Co., Ltd.                                                28,763      278,847    0.0%
    Sewon Precision Industry Co., Ltd.                               3,019       49,856    0.0%
#*  SFA Semicon Co, Ltd.                                           105,798      204,225    0.0%
#*  SG Corp.                                                        59,208       62,999    0.0%
#*  SG&G Corp.                                                      66,085      219,068    0.0%
    Shinhan Financial Group Co., Ltd.                            3,520,728  134,682,551    0.8%
    Shinhan Financial Group Co., Ltd. ADR                        1,516,469   58,596,362    0.4%
#   Shinsegae Information & Communication Co., Ltd.                  9,203      523,328    0.0%
    Shinsegae, Inc.                                                 97,043   15,762,314    0.1%
#*  Shinsung Tongsang Co., Ltd.                                    813,810      865,456    0.0%
#*  Shinwon Corp.                                                   82,700      118,435    0.0%
#   Shinyoung Securities Co., Ltd.                                  37,211    1,616,300    0.0%
#*  Signetics Corp.                                                594,215      912,109    0.0%
#   Silla Co., Ltd.                                                 64,953      797,107    0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                                      3,959        9,169    0.0%
    SIMPAC, Inc.                                                    29,785      127,518    0.0%
#   Sindoh Co., Ltd.                                                48,776    2,237,929    0.0%
    SJM Co., Ltd.                                                   11,075       59,466    0.0%
#   SK Chemicals Co., Ltd.                                         121,677    6,351,858    0.1%
#   SK Gas, Ltd.                                                    56,144    4,718,548    0.0%
    SK Holdings Co., Ltd.                                          123,495   24,091,417    0.2%
    SK Hynix, Inc.                                                 335,733   12,008,034    0.1%
    SK Innovation Co., Ltd.                                        752,489   99,053,339    0.6%
    SK Networks Co., Ltd.                                        1,389,702    7,898,130    0.1%
#*  SK Securities Co., Ltd.                                      2,856,758    2,584,248    0.0%
    SKC Co., Ltd.                                                  193,631    4,568,037    0.0%
    SL Corp.                                                       199,061    2,650,016    0.0%
#*  Ssangyong Cement Industrial Co., Ltd.                          299,916    4,203,268    0.0%
#   Sun Kwang Co., Ltd.                                             21,595      341,355    0.0%
#   Sunchang Corp.                                                  25,879      232,260    0.0%
#   Sung Kwang Bend Co., Ltd.                                       90,554      743,779    0.0%
#   Sungchang Enterprise Holdings, Ltd.                            326,002      866,945    0.0%
#*  Sungshin Cement Co., Ltd.                                      228,799    1,519,372    0.0%
#   Sungwoo Hitech Co., Ltd.                                       466,875    3,125,572    0.0%
#   Tae Kyung Industrial Co., Ltd.                                 120,772      510,859    0.0%
    Taekwang Industrial Co., Ltd.                                    5,045    3,697,453    0.0%
#*  Taewoong Co., Ltd.                                              64,855    1,562,048    0.0%
#*  Taeyoung Engineering & Construction Co., Ltd.                  582,310    2,477,772    0.0%
    Tailim Packaging Co., Ltd.                                     385,280    1,029,118    0.0%
#*  TBH Global Co., Ltd.                                            92,197      664,431    0.0%
#*  TK Chemical Corp.                                              615,650    1,036,800    0.0%
#   TK Corp.                                                        33,718      249,200    0.0%
*   Tong Kook Corp.                                                    607           --    0.0%
#   Tong Yang Moolsan Co., Ltd.                                    435,710      963,283    0.0%
*   Tongyang Cement & Energy Corp.                                  19,291       60,526    0.0%
    Tongyang Life Insurance Co, Ltd.                               425,384    4,456,674    0.0%
#*  Top Engineering Co., Ltd.                                       79,477      408,151    0.0%
#   Tovis Co., Ltd.                                                 51,828      380,272    0.0%
#   TS Corp.                                                        74,861    1,572,518    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                           PERCENTAGE
                                                                                             OF NET
                                                                   SHARES      VALUE++      ASSETS**
                                                                 ---------- -------------- ----------
SOUTH KOREA -- (Continued)
#   Ubiquoss, Inc.                                                   97,259 $      946,213     0.0%
    Uju Electronics Co., Ltd.                                        49,001        640,001     0.0%
#   Unid Co., Ltd.                                                   66,294      2,707,405     0.0%
    Uniquest Corp.                                                   20,797         89,368     0.0%
    Visang Education, Inc.                                            8,418        110,613     0.0%
#   WillBes & Co. (The)                                             760,995      1,827,368     0.0%
    Wiscom Co., Ltd.                                                 32,980        127,828     0.0%
*   Woongjin Co., Ltd.                                              148,278        347,120     0.0%
*   Wooree ETI Co., Ltd.                                             39,563         49,399     0.0%
    Woori Bank                                                    2,388,988     26,035,506     0.2%
    Woori Bank Sponsored ADR                                          7,135        235,526     0.0%
#   WooSung Feed Co., Ltd.                                          226,244        677,096     0.0%
    Y G-1 Co., Ltd.                                                  24,204        191,282     0.0%
    YESCO Co., Ltd.                                                  31,499      1,036,378     0.0%
#   Yoosung Enterprise Co., Ltd.                                    164,543        580,864     0.0%
#   YooSung T&S Co., Ltd.                                            64,347        326,555     0.0%
#   Youlchon Chemical Co., Ltd.                                     143,089      1,693,233     0.0%
#   Young Poong Corp.                                                 3,937      3,412,985     0.0%
*   Young Poong Mining & Construction Corp.                          18,030             --     0.0%
    Young Poong Precision Corp.                                     126,084        923,308     0.0%
    Youngone Holdings Co., Ltd.                                       2,208        111,100     0.0%
#*  Yuanta Securities Korea Co., Ltd.                               476,080      1,301,374     0.0%
    YuHwa Securities Co., Ltd.                                       28,274        387,482     0.0%
#   Zeus Co., Ltd.                                                   32,629        354,276     0.0%
*   Zinus, Inc.                                                       1,866        211,999     0.0%
                                                                            --------------    ----
TOTAL SOUTH KOREA                                                            2,404,029,788    14.4%
                                                                            --------------    ----
TAIWAN -- (14.0%)
#   Ability Enterprise Co., Ltd.                                  2,489,330      1,221,218     0.0%
#   Acer, Inc.                                                   35,018,109     16,046,247     0.1%
#   ACES Electronic Co., Ltd.                                     1,235,000        942,470     0.0%
#   Achem Technology Corp.                                        3,395,318      1,160,146     0.0%
    Acter Co., Ltd.                                                   4,000         10,753     0.0%
#*  Advanced Connectek, Inc.                                      1,938,000        516,713     0.0%
    Advanced International Multitech Co., Ltd.                      256,000        162,952     0.0%
    Advanced Optoelectronic Technology, Inc.                         47,000         35,425     0.0%
#*  AGV Products Corp.                                            6,395,211      1,523,957     0.0%
#   AimCore Technology Co., Ltd.                                    785,797        455,172     0.0%
#   Alcor Micro Corp.                                               522,000        322,438     0.0%
#   Allis Electric Co., Ltd.                                      1,250,000        389,879     0.0%
#   Alpha Networks, Inc.                                          4,160,313      2,393,699     0.0%
#   Altek Corp.                                                   3,822,365      2,732,219     0.0%
#   Ambassador Hotel (The)                                        1,200,000        939,400     0.0%
#   AMPOC Far-East Co., Ltd.                                      1,358,000      1,082,795     0.0%
#   AmTRAN Technology Co., Ltd.                                  10,964,956      8,684,318     0.1%
    Apacer Technology, Inc.                                         109,210        114,681     0.0%
#*  APCB, Inc.                                                    2,327,000      1,649,219     0.0%
    Apex International Co., Ltd.                                     92,000         98,680     0.0%
    Apex Science & Engineering                                      211,536         53,775     0.0%
#   Arcadyan Technology Corp.                                     1,253,675      2,276,980     0.0%
#   Ardentec Corp.                                                5,241,058      3,903,369     0.0%
*   Arima Communications Corp.                                       86,000         13,407     0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
    Asia Cement Corp.                                             25,420,589 $22,162,746    0.2%
#*  Asia Optical Co., Inc.                                         4,014,290   3,703,233    0.0%
*   Asia Pacific Telecom Co., Ltd.                                   472,000     151,528    0.0%
#*  Asia Plastic Recycling Holding, Ltd.                             692,731     394,076    0.0%
#   Asia Polymer Corp.                                             4,962,607   2,870,603    0.0%
#   Asia Vital Components Co., Ltd.                                3,909,984   2,926,181    0.0%
    Asustek Computer, Inc.                                         1,216,000  10,645,188    0.1%
#   AU Optronics Corp.                                            60,935,812  23,144,560    0.2%
    AU Optronics Corp. Sponsored ADR                               9,323,617  35,243,272    0.2%
#   Audix Corp.                                                    1,436,332   1,657,782    0.0%
#   Avermedia Technologies                                         2,505,000     793,043    0.0%
#*  Avision, Inc.                                                  1,540,555     328,774    0.0%
#   AVY Precision Technology, Inc.                                   407,680     647,615    0.0%
#   Bank of Kaohsiung Co., Ltd.                                    6,299,617   1,764,765    0.0%
#   BenQ Materials Corp.                                             510,000     216,820    0.0%
#   BES Engineering Corp.                                         20,381,443   3,470,178    0.0%
#*  Biostar Microtech International Corp.                          2,398,055     682,898    0.0%
#   Bright Led Electronics Corp.                                   1,691,000     524,886    0.0%
#*  C Sun Manufacturing, Ltd.                                      2,417,837   1,219,376    0.0%
#*  Cameo Communications, Inc.                                     2,551,197     491,662    0.0%
#   Capital Securities Corp.                                      26,935,447   6,733,531    0.1%
#   Career Technology MFG. Co., Ltd.                               2,827,000   1,802,725    0.0%
#*  Carnival Industrial Corp.                                      4,943,000     849,885    0.0%
#   Casetek Holdings, Ltd.                                           392,000   1,258,422    0.0%
#   Cathay Chemical Works                                            812,000     382,258    0.0%
#   Cathay Financial Holding Co., Ltd.                            18,172,000  23,517,785    0.2%
    Cathay Real Estate Development Co., Ltd.                       9,913,694   5,081,883    0.1%
#   Celxpert Energy Corp.                                            262,000     148,662    0.0%
#   Central Reinsurance Co., Ltd.                                  1,626,016     710,912    0.0%
#   ChainQui Construction Development Co., Ltd.                    1,248,173     740,219    0.0%
#*  Champion Building Materials Co., Ltd.                          6,205,828   1,366,371    0.0%
#   Chang Hwa Commercial Bank, Ltd.                               89,712,937  45,839,193    0.3%
    Chang Wah Electromaterials, Inc.                                  46,800     220,047    0.0%
#   Channel Well Technology Co., Ltd.                                363,000     347,523    0.0%
#   Charoen Pokphand Enterprise                                    2,891,825   4,110,469    0.0%
    CHC Healthcare Group                                              15,000      20,782    0.0%
#   Cheng Loong Corp.                                             13,801,659   5,002,665    0.0%
#   Cheng Uei Precision Industry Co., Ltd.                         6,430,635   7,868,507    0.1%
#   Chia Chang Co., Ltd.                                           1,615,000   1,237,845    0.0%
#   Chia Hsin Cement Corp.                                         6,869,191   1,939,151    0.0%
#   Chien Kuo Construction Co., Ltd.                               4,407,247   1,181,353    0.0%
#   Chimei Materials Technology Corp.                              1,667,000     654,973    0.0%
#   Chin-Poon Industrial Co., Ltd.                                 1,479,815   2,833,848    0.0%
    China Airlines, Ltd.                                          46,582,353  14,093,004    0.1%
#   China Bills Finance Corp.                                        678,000     271,713    0.0%
#   China Chemical & Pharmaceutical Co., Ltd.                      4,137,264   2,331,389    0.0%
#   China Development Financial Holding Corp.                    154,527,734  38,667,817    0.3%
#*  China Electric Manufacturing Corp.                             3,962,200     932,857    0.0%
#   China General Plastics Corp.                                   5,372,370   4,293,918    0.0%
    China Glaze Co., Ltd.                                          1,954,799     806,610    0.0%
    China Life Insurance Co., Ltd.                                23,134,959  21,324,960    0.1%
#   China Man-Made Fiber Corp.                                    13,030,303   3,151,667    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
TAIWAN -- (Continued)
#   China Metal Products                                          4,081,969 $ 4,021,551    0.0%
#   China Motor Corp.                                             6,691,749   5,240,565    0.1%
#*  China Petrochemical Development Corp.                        27,675,397   7,902,519    0.1%
#   China Steel Corp.                                            43,856,320  31,675,991    0.2%
#   China Steel Structure Co., Ltd.                               1,435,219     996,734    0.0%
    China Synthetic Rubber Corp.                                  8,631,794   6,773,959    0.1%
*   China United Trust & Investment Corp.                           493,999          --    0.0%
#   China Wire & Cable Co., Ltd.                                  2,258,000   1,079,577    0.0%
#   Chinese Maritime Transport, Ltd.                              1,194,270     913,893    0.0%
#   Chipbond Technology Corp.                                     4,129,000   5,699,915    0.1%
#*  ChipMOS TECHNOLOGIES, Inc.                                      138,229     123,275    0.0%
    Chong Hong Construction Co., Ltd.                                65,000     106,719    0.0%
#   Chun YU Works & Co., Ltd.                                     3,273,000   1,347,050    0.0%
#   Chun Yuan Steel                                               6,432,287   2,199,679    0.0%
*   Chung Hung Steel Corp.                                       11,811,046   2,697,583    0.0%
#   Chung Hwa Pulp Corp.                                          5,954,353   1,689,046    0.0%
*   Chung Shing Textile Co., Ltd.                                       600          --    0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.           5,843,250   3,276,735    0.0%
*   Chunghwa Picture Tubes, Ltd.                                 52,219,412   2,555,113    0.0%
#   Clevo Co.                                                       809,000     740,274    0.0%
#*  CMC Magnetics Corp.                                          40,543,621   4,770,255    0.0%
    CoAsia Microelectronics Corp.                                   421,797     182,220    0.0%
#   Coland Holdings, Ltd.                                            92,000     135,430    0.0%
#   Collins Co., Ltd.                                             2,011,224     678,817    0.0%
    Compal Electronics, Inc.                                     70,471,332  41,903,434    0.3%
#   Compeq Manufacturing Co., Ltd.                               20,614,000  10,856,171    0.1%
*   Compex International Co., Ltd.                                   46,400          --    0.0%
    Concord Securities Co., Ltd.                                  1,769,000     347,327    0.0%
#   Continental Holdings Corp.                                    7,326,540   2,388,992    0.0%
    Coretronic Corp.                                              6,393,800   6,616,057    0.1%
#   Coxon Precise Industrial Co., Ltd.                            1,986,000   1,894,775    0.0%
#   Creative Sensor, Inc.                                           414,000     262,765    0.0%
#   CSBC Corp. Taiwan                                             6,296,654   2,610,201    0.0%
    CTBC Financial Holding Co., Ltd.                             61,819,073  33,245,872    0.2%
#   CyberTAN Technology, Inc.                                       186,000     111,225    0.0%
#   D-Link Corp.                                                 10,842,552   3,479,527    0.0%
#   DA CIN Construction Co., Ltd.                                 2,383,579   1,426,387    0.0%
    Da-Li Development Co., Ltd.                                      58,575      36,752    0.0%
*   Danen Technology Corp.                                          484,000     111,231    0.0%
    Darfon Electronics Corp.                                      5,200,950   3,045,780    0.0%
    Darwin Precisions Corp.                                       6,176,635   2,389,101    0.0%
#   Delpha Construction Co., Ltd.                                 1,741,016     730,356    0.0%
    Depo Auto Parts Ind Co., Ltd.                                    20,000      62,471    0.0%
*   Der Pao Construction Co., Ltd.                                2,158,544          --    0.0%
#*  Dynamic Electronics Co., Ltd.                                 4,422,324   1,306,635    0.0%
    Dynapack International Technology Corp.                         110,000     143,902    0.0%
#   E Ink Holdings, Inc.                                          6,610,000   5,602,328    0.1%
*   E-Ton Solar Tech Co., Ltd.                                    3,546,443   1,097,463    0.0%
    E.Sun Financial Holding Co., Ltd.                            82,512,960  46,859,507    0.3%
#   Edimax Technology Co., Ltd.                                   3,213,902   1,032,775    0.0%
#   Edison Opto Corp.                                             1,362,000     579,803    0.0%
    Edom Technology Co., Ltd.                                       379,046     211,068    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
TAIWAN -- (Continued)
#   Elite Semiconductor Memory Technology, Inc.                      286,000 $    304,661    0.0%
#   Elitegroup Computer Systems Co., Ltd.                          5,792,395    2,475,657    0.0%
    Emerging Display Technologies Corp.                               45,000       13,968    0.0%
    ENG Electric Co., Ltd.                                         1,306,344      690,223    0.0%
#   EnTie Commercial Bank Co., Ltd.                                2,271,232      866,391    0.0%
*   Episil Holdings, Inc.                                            966,000      305,590    0.0%
#*  Epistar Corp.                                                 13,529,869    9,186,478    0.1%
    Eson Precision Ind. Co., Ltd.                                     16,000       20,767    0.0%
    Eternal Materials Co., Ltd.                                    1,679,292    1,769,922    0.0%
    Etron Technology, Inc.                                           643,000      246,858    0.0%
    Eva Airways Corp.                                             11,791,548    5,676,609    0.1%
*   Ever Fortune Industrial Co., Ltd.                                409,000           --    0.0%
#   Everest Textile Co., Ltd.                                      3,398,002    1,780,713    0.0%
    Evergreen International Storage & Transport Corp.              9,376,000    3,799,797    0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                           23,276,607    8,693,141    0.1%
    Everlight Chemical Industrial Corp.                              103,950       65,756    0.0%
#   Everlight Electronics Co., Ltd.                                1,096,000    1,653,108    0.0%
#   Excelsior Medical Co., Ltd.                                    1,380,726    1,971,491    0.0%
#   Far Eastern Department Stores, Ltd.                            8,000,445    4,240,215    0.0%
    Far Eastern International Bank                                29,351,994    8,346,671    0.1%
    Far Eastern New Century Corp.                                  8,336,528    6,450,334    0.1%
#*  Farglory F T Z Investment Holding Co., Ltd.                    1,258,000      547,759    0.0%
#   Farglory Land Development Co., Ltd.                            2,211,264    2,541,612    0.0%
#   Federal Corp.                                                  7,677,160    3,284,407    0.0%
    Feedback Technology Corp.                                         34,000       65,677    0.0%
    Feng Hsin Steel Co., Ltd.                                        209,000      276,984    0.0%
*   First Copper Technology Co., Ltd.                              2,939,750      629,960    0.0%
#   First Financial Holding Co., Ltd.                            144,043,234   75,453,806    0.5%
#   First Hotel                                                    1,594,590      833,890    0.0%
#*  First Insurance Co., Ltd, (The)                                3,892,064    1,393,806    0.0%
#*  First Steamship Co., Ltd.                                      5,554,173    1,259,340    0.0%
#   Formosa Advanced Technologies Co., Ltd.                        2,137,000    1,493,617    0.0%
    Formosa Oilseed Processing Co., Ltd.                             321,977      529,087    0.0%
    Formosa Taffeta Co., Ltd.                                      9,476,511    8,633,767    0.1%
#   Formosan Rubber Group, Inc.                                    7,231,505    3,364,457    0.0%
#   Formosan Union Chemical                                        2,864,034    1,533,352    0.0%
#   Fortune Electric Co., Ltd.                                       409,000      224,602    0.0%
#   Founding Construction & Development Co., Ltd.                  3,475,418    1,774,639    0.0%
    Foxconn Technology Co., Ltd.                                   5,888,142   17,068,619    0.1%
#   Foxlink Image Technology Co., Ltd.                             1,568,000      752,271    0.0%
#*  Froch Enterprise Co., Ltd.                                     2,358,734      715,689    0.0%
#   FSP Technology, Inc.                                           1,976,292    1,508,784    0.0%
#   Fubon Financial Holding Co., Ltd.                             92,306,471  130,605,137    0.8%
    Fulgent Sun International Holding Co., Ltd.                       41,922       82,611    0.0%
#   Fullerton Technology Co., Ltd.                                 1,517,200    1,099,647    0.0%
#   Fulltech Fiber Glass Corp.                                     4,752,690    1,963,857    0.0%
#   Fwusow Industry Co., Ltd.                                      2,813,980    1,377,393    0.0%
#   G Shank Enterprise Co., Ltd.                                   2,168,902    1,731,484    0.0%
*   G Tech Optoelectronics Corp.                                     130,340       85,422    0.0%
#   Gallant Precision Machining Co., Ltd.                            658,000      432,784    0.0%
#   Gemtek Technology Corp.                                        5,560,962    3,200,507    0.0%
#*  Genesis Photonics, Inc.                                        3,437,810      499,163    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                   SHARES     VALUE++    ASSETS**
                                                                 ---------- ----------- ----------
TAIWAN -- (Continued)
#*  Genius Electronic Optical Co., Ltd.                             843,000 $ 1,344,435    0.0%
    Getac Technology Corp.                                        5,546,065   7,203,301    0.1%
#   Giantplus Technology Co., Ltd.                                2,198,100   1,187,967    0.0%
#   Gigabyte Technology Co., Ltd.                                 8,459,287  11,116,275    0.1%
#*  Gigastorage Corp.                                             3,500,600   2,512,521    0.0%
#*  Gintech Energy Corp.                                          6,200,453   4,426,965    0.0%
#*  Global Brands Manufacture, Ltd.                               4,814,951   1,661,939    0.0%
#   Global Lighting Technologies, Inc.                              638,000   1,362,433    0.0%
    Global Mixed Mode Technology, Inc.                               34,000      75,179    0.0%
#   Globalwafers Co., Ltd.                                          240,752     593,389    0.0%
    Globe Union Industrial Corp.                                  2,962,625   1,458,024    0.0%
#   Gloria Material Technology Corp.                              6,551,116   3,505,669    0.0%
*   Gold Circuit Electronics, Ltd.                                7,596,965   2,559,231    0.0%
#   Goldsun Building Materials Co., Ltd.                         20,406,261   4,706,051    0.0%
#   Good Will Instrument Co., Ltd.                                  552,746     358,937    0.0%
    Grand Ocean Retail Group, Ltd.                                  154,000     109,752    0.0%
#   Grand Pacific Petrochemical                                  14,804,000   8,252,361    0.1%
#   Great China Metal Industry                                      884,000     649,067    0.0%
#   Great Wall Enterprise Co., Ltd.                               6,865,597   6,246,396    0.1%
#*  Green Energy Technology, Inc.                                 3,125,880   1,714,233    0.0%
#*  GTM Holdings Corp.                                            1,918,000     917,208    0.0%
#   Hannstar Board Corp.                                          5,125,635   2,466,404    0.0%
#*  HannStar Display Corp.                                       41,672,435  10,430,281    0.1%
*   HannsTouch Solution, Inc.                                     1,721,481     422,103    0.0%
#*  Harvatek Corp.                                                2,915,553     863,655    0.0%
*   Helix Technology, Inc.                                           29,585          --    0.0%
#   Hey Song Corp.                                                2,920,500   2,986,566    0.0%
#   Hiroca Holdings, Ltd.                                            68,000     236,907    0.0%
    HiTi Digital, Inc.                                              127,000      52,228    0.0%
#   Hitron Technology, Inc.                                       1,925,885   1,260,995    0.0%
#*  Ho Tung Chemical Corp.                                       10,865,474   2,666,094    0.0%
#   Hocheng Corp.                                                 4,424,300   1,123,121    0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                        118,124      29,039    0.0%
    Holy Stone Enterprise Co., Ltd.                               3,189,650   3,215,708    0.0%
    Hon Hai Precision Industry Co., Ltd.                         18,096,240  48,880,870    0.3%
#   Hong TAI Electric Industrial                                  3,336,000     938,861    0.0%
    Hong YI Fiber Industry Co.                                       32,000      19,677    0.0%
#*  Horizon Securities Co., Ltd.                                  5,860,000   1,044,689    0.0%
#   Hsin Kuang Steel Co., Ltd.                                    3,172,124   1,874,686    0.0%
#   Hsing TA Cement Co.                                           1,864,782     590,642    0.0%
#*  HTC Corp.                                                     5,139,000  15,010,505    0.1%
#*  HUA ENG Wire & Cable Co., Ltd.                                6,632,035   1,596,139    0.0%
    Hua Nan Financial Holdings Co., Ltd.                         59,307,965  30,117,035    0.2%
#   Huaku Development Co., Ltd.                                     729,000   1,283,179    0.0%
*   Hualon Corp.                                                    257,040          --    0.0%
    Huang Hsiang Construction Corp.                                 449,000     548,768    0.0%
#   Hung Ching Development & Construction Co., Ltd.               1,906,468   1,098,858    0.0%
#   Hung Poo Real Estate Development Corp.                        3,653,655   3,004,356    0.0%
#   Hung Sheng Construction, Ltd.                                 6,271,892   3,383,626    0.0%
#   Huxen Corp.                                                     275,281     334,104    0.0%
#*  Hwacom Systems, Inc.                                            333,000     105,861    0.0%
#*  I-Chiun Precision Industry Co., Ltd.                          2,708,000     727,193    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
#*  Ichia Technologies, Inc.                                       1,524,260 $   674,554    0.0%
#   Ideal Bike Corp.                                                  80,271      27,333    0.0%
#   Infortrend Technology, Inc.                                    1,042,000     514,583    0.0%
#   Innolux Corp.                                                145,275,544  48,903,779    0.3%
*   Inotera Memories, Inc.                                         8,785,000   8,215,530    0.1%
#   Inpaq Technology Co., Ltd.                                       315,000     229,201    0.0%
    Inventec Corp.                                                27,710,277  21,634,237    0.1%
#   ITE Technology, Inc.                                           1,814,479   1,681,191    0.0%
    ITEQ Corp.                                                       236,000     255,416    0.0%
    Jentech Precision Industrial Co., Ltd.                            42,000      65,650    0.0%
#   Jess-Link Products Co., Ltd.                                   1,183,000     979,307    0.0%
#   Jih Sun Financial Holdings Co., Ltd.                           7,178,814   1,495,607    0.0%
#   Jinli Group Holdings, Ltd.                                       252,200     301,281    0.0%
#   K Laser Technology, Inc.                                       1,672,601     901,398    0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.                            1,687,078     566,588    0.0%
#   Kaulin Manufacturing Co., Ltd.                                 2,503,656   1,276,055    0.0%
    KEE TAI Properties Co., Ltd.                                   1,968,000     629,235    0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                        1,836,000     679,647    0.0%
#   Kindom Construction Corp.                                      4,873,000   2,400,073    0.0%
#   King Yuan Electronics Co., Ltd.                               14,948,805  13,148,778    0.1%
    King's Town Bank Co., Ltd.                                    11,404,012   9,327,541    0.1%
*   King's Town Construction Co., Ltd.                               146,380      88,091    0.0%
#*  Kinko Optical Co., Ltd.                                        1,601,000   1,215,852    0.0%
#   Kinpo Electronics                                             18,996,375   7,120,958    0.1%
    Kinsus Interconnect Technology Corp.                             817,000   1,885,356    0.0%
#   KS Terminals, Inc.                                               690,880     777,731    0.0%
#*  Kung Sing Engineering Corp.                                    3,301,000   1,044,131    0.0%
#   Kuo Toong International Co., Ltd.                                760,160     414,697    0.0%
#   Kuoyang Construction Co., Ltd.                                 7,426,840   2,918,613    0.0%
#   Kwong Fong Industries Corp.                                    2,030,611   1,642,725    0.0%
#   KYE Systems Corp.                                              4,361,909   1,244,301    0.0%
#   L&K Engineering Co., Ltd.                                      1,994,000   1,560,219    0.0%
#   LAN FA Textile                                                 3,125,713     825,936    0.0%
#   LCY Chemical Corp.                                               514,000     627,106    0.0%
#   Leader Electronics, Inc.                                       1,966,056     657,286    0.0%
#   Lealea Enterprise Co., Ltd.                                   11,822,941   3,024,110    0.0%
#   Ledtech Electronics Corp.                                        660,000     252,880    0.0%
#   LEE CHI Enterprises Co., Ltd.                                  3,367,900   1,077,377    0.0%
#   Lelon Electronics Corp.                                           94,620     117,198    0.0%
#   Leofoo Development Co., Ltd.                                   4,911,908   1,329,478    0.0%
#*  LES Enphants Co., Ltd.                                           877,000     347,202    0.0%
#   Lextar Electronics Corp.                                       5,315,000   2,201,682    0.0%
#*  Li Peng Enterprise Co., Ltd.                                   8,884,381   1,996,500    0.0%
#   Lien Hwa Industrial Corp.                                      8,495,147   5,756,902    0.1%
#   Lingsen Precision Industries, Ltd.                             6,580,480   2,321,370    0.0%
#   Lite-On Semiconductor Corp.                                    3,472,729   2,437,503    0.0%
    Lite-On Technology Corp.                                      29,285,738  41,984,040    0.3%
#   Long Chen Paper Co., Ltd.                                     10,448,223   4,959,495    0.0%
#   Longwell Co.                                                   1,515,000   1,330,314    0.0%
#   Lotes Co., Ltd.                                                  661,000   1,680,682    0.0%
#   Lucky Cement Corp.                                             3,294,000     947,321    0.0%
    LuxNet Corp.                                                      81,000      78,524    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
*   Macronix International                                        53,095,913 $ 7,342,194    0.1%
#   Marketech International Corp.                                  1,891,000   1,620,298    0.0%
#   Masterlink Securities Corp.                                   17,657,489   4,482,740    0.0%
#*  Mayer Steel Pipe Corp.                                         2,232,456     901,617    0.0%
    Maywufa Co., Ltd.                                                252,070     103,779    0.0%
    Mega Financial Holding Co., Ltd.                             129,885,796  88,800,916    0.6%
*   Megamedia Corp.                                                      782          --    0.0%
#   Meiloon Industrial Co.                                         1,319,084     569,714    0.0%
    Mercuries & Associates Holding, Ltd.                           1,940,333   1,192,263    0.0%
#*  Mercuries Life Insurance Co., Ltd.                             4,643,445   2,233,632    0.0%
    Micro-Star International Co., Ltd.                             1,411,985   4,061,996    0.0%
    MIN AIK Technology Co., Ltd.                                     110,000     129,125    0.0%
#   Mitac Holdings Corp.                                           8,750,754   8,282,207    0.1%
*   Mosel Vitelic, Inc.                                            1,692,506     120,492    0.0%
#*  Motech Industries, Inc.                                        3,733,000   3,601,144    0.0%
#   Nan Ren Lake Leisure Amusement Co., Ltd.                       1,652,000     395,721    0.0%
#   Nan Ya Printed Circuit Board Corp.                             3,334,000   2,517,510    0.0%
#   Nantex Industry Co., Ltd.                                      1,703,134   1,236,326    0.0%
#*  Neo Solar Power Corp.                                          4,941,056   2,523,313    0.0%
    New Asia Construction & Development Corp.                      1,810,304     360,156    0.0%
#   New Era Electronics Co., Ltd.                                    203,000     142,651    0.0%
#*  Newmax Technology Co., Ltd.                                      173,000     100,554    0.0%
#   Nien Hsing Textile Co., Ltd.                                   4,407,721   3,298,552    0.0%
#   Nishoku Technology, Inc.                                         268,000     687,834    0.0%
*   O-TA Precision Industry Co., Ltd.                                 24,000      10,171    0.0%
#*  Ocean Plastics Co., Ltd.                                         161,000     129,807    0.0%
*   Optimax Technology Corp.                                       1,085,597     133,080    0.0%
#   OptoTech Corp.                                                 8,689,000   3,660,320    0.0%
#   Oriental Union Chemical Corp.                                    181,000     113,009    0.0%
#   Pacific Construction Co.                                       2,487,452     885,768    0.0%
#   Pan Jit International, Inc.                                    5,210,837   2,452,622    0.0%
#   Pan-International Industrial Corp.                             3,991,444   3,661,669    0.0%
#   Paragon Technologies Co., Ltd.                                   952,191     717,798    0.0%
#   Pegatron Corp.                                                24,483,998  65,929,943    0.4%
#*  Phihong Technology Co., Ltd.                                   3,341,320   1,045,543    0.0%
#   Portwell, Inc.                                                   869,000   1,158,359    0.0%
*   Potrans Electrical Corp., Ltd.                                 1,139,000          --    0.0%
    Pou Chen Corp.                                                14,189,550  19,145,552    0.1%
    Powertech Industrial Co., Ltd.                                   124,000      51,835    0.0%
    Powertech Technology, Inc.                                     3,162,000   9,021,832    0.1%
#   President Securities Corp.                                    12,999,351   4,521,814    0.0%
*   Prime Electronics & Satellitics, Inc.                            406,000     120,097    0.0%
#   Prince Housing & Development Corp.                             5,084,018   1,609,801    0.0%
*   Prodisc Technology, Inc.                                       6,185,157          --    0.0%
#   Promise Technology, Inc.                                         397,000     182,044    0.0%
#   Qisda Corp.                                                   27,432,171  11,540,650    0.1%
#   Qualipoly Chemical Corp.                                         146,756     157,198    0.0%
#   Quanta Storage, Inc.                                           2,348,000   2,239,030    0.0%
#*  Quintain Steel Co., Ltd.                                       4,929,684   1,316,191    0.0%
#   Radiant Opto-Electronics Corp.                                 2,366,000   3,988,795    0.0%
#*  Radium Life Tech Co., Ltd.                                     9,154,124   2,595,311    0.0%
#   Ralec Electronic Corp.                                           547,087     825,553    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
#   Rich Development Co., Ltd.                                     6,916,054 $ 1,904,386    0.0%
*   Ritek Corp.                                                   24,129,669   4,162,158    0.0%
#   Rotam Global Agrosciences, Ltd.                                  195,693     227,374    0.0%
*   Sainfoin Technology Corp.                                        835,498          --    0.0%
#   Sampo Corp.                                                    7,504,925   4,667,917    0.0%
    San Far Property, Ltd.                                            71,000      25,909    0.0%
#   Sanyang Motor Co., Ltd.                                        1,977,624   1,265,829    0.0%
    SDI Corp.                                                        454,000     570,128    0.0%
#   Sesoda Corp.                                                   1,470,346   1,189,628    0.0%
    Shan-Loong Transportation Co., Ltd.                               66,000      52,780    0.0%
#   Sheng Yu Steel Co., Ltd.                                       1,935,000   1,775,017    0.0%
#   ShenMao Technology, Inc.                                       1,180,000   1,128,694    0.0%
    Shih Her Technologies, Inc.                                      411,000     421,937    0.0%
*   Shih Wei Navigation Co., Ltd.                                  2,952,288     838,399    0.0%
#   Shihlin Electric & Engineering Corp.                           4,487,000   5,767,183    0.1%
#*  Shin Kong Financial Holding Co., Ltd.                        135,466,430  29,359,966    0.2%
*   Shining Building Business Co., Ltd.                              181,900      57,496    0.0%
#   Shinkong Insurance Co., Ltd.                                   3,522,412   2,653,490    0.0%
#   Shinkong Synthetic Fibers Corp.                               24,322,754   6,480,325    0.1%
#*  Shuttle, Inc.                                                  4,516,015   1,159,211    0.0%
#   Sigurd Microelectronics Corp.                                  6,341,047   4,735,007    0.0%
*   Silicon Integrated Systems Corp.                               5,454,165   1,074,834    0.0%
#   Silitech Technology Corp.                                        797,803     395,020    0.0%
    Sincere Navigation Corp.                                       4,878,740   2,725,123    0.0%
    Sinher Technology, Inc.                                           16,000      28,940    0.0%
#   Sino-American Silicon Products, Inc.                           7,859,000   8,448,146    0.1%
#   Sinon Corp.                                                    5,951,877   2,884,444    0.0%
#   SinoPac Financial Holdings Co., Ltd.                         140,436,250  40,476,426    0.3%
    Sirtec International Co., Ltd.                                    55,000      68,963    0.0%
#   Siward Crystal Technology Co., Ltd.                            2,376,875   1,508,314    0.0%
    Soft-World International Corp.                                    39,000      78,145    0.0%
*   Solar Applied Materials Technology Co.                         2,077,000     431,920    0.0%
#*  Solartech Energy Corp.                                         3,978,165   1,993,249    0.0%
*   Solytech Enterprise Corp.                                      1,681,000     276,004    0.0%
#   Southeast Cement Co., Ltd.                                     3,220,700   1,541,187    0.0%
    Spirox Corp.                                                     505,563     285,882    0.0%
#   Stark Technology, Inc.                                         1,835,200   1,509,408    0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.                1,202,421     889,003    0.0%
#   Sunplus Technology Co., Ltd.                                   8,214,620   2,819,806    0.0%
    Sunrex Technology Corp.                                        1,596,273     958,702    0.0%
#   Sunspring Metal Corp.                                            289,000     377,269    0.0%
#   Supreme Electronics Co., Ltd.                                  4,556,441   3,278,642    0.0%
#   Sweeten Real Estate Development Co., Ltd.                      1,335,143     619,644    0.0%
    Syncmold Enterprise Corp.                                         68,000     113,638    0.0%
    Synnex Technology International Corp.                          1,313,550   1,399,528    0.0%
    Sysage Technology Co., Ltd.                                      101,797      84,199    0.0%
    Systex Corp.                                                     776,801   1,305,909    0.0%
#   T-Mac Techvest PCB Co., Ltd.                                   1,603,000     611,559    0.0%
    T3EX Global Holdings Corp.                                        54,499      36,206    0.0%
    TA Chen Stainless Pipe                                         9,012,228   4,737,305    0.0%
    Ta Chong Securities Co., Ltd.                                    212,000      51,563    0.0%
#*  Ta Ya Electric Wire & Cable                                    6,888,329   1,144,084    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
    TA-I Technology Co., Ltd.                                      1,442,170 $   871,269    0.0%
    Tah Hsin Industrial Corp.                                      1,477,900   1,174,403    0.0%
    TAI Roun Products Co., Ltd.                                       63,000      20,846    0.0%
#   Taichung Commercial Bank Co., Ltd.                            33,735,157   9,604,530    0.1%
    Taiflex Scientific Co., Ltd.                                     201,960     191,806    0.0%
#   Tainan Enterprises Co., Ltd.                                     989,183     913,964    0.0%
#   Tainan Spinning Co., Ltd.                                     18,027,485   6,915,274    0.1%
#   Tainergy Tech Co., Ltd.                                        1,358,000     646,563    0.0%
    Taishin Financial Holding Co., Ltd.                          134,129,480  49,034,202    0.3%
#*  Taisun Enterprise Co., Ltd.                                    1,776,410     947,676    0.0%
#*  Taita Chemical Co., Ltd.                                       2,217,864     570,309    0.0%
#   Taiwan Business Bank                                          61,471,335  15,526,891    0.1%
#   Taiwan Cement Corp.                                           47,149,440  56,474,200    0.4%
    Taiwan Chinsan Electronic Industrial Co., Ltd.                    31,000      50,815    0.0%
#   Taiwan Cogeneration Corp.                                      2,803,333   2,042,266    0.0%
#   Taiwan Cooperative Financial Holding Co., Ltd.               111,878,904  49,034,055    0.3%
    Taiwan Fertilizer Co., Ltd.                                    4,202,000   5,621,151    0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                       1,235,000     723,703    0.0%
*   Taiwan Flourescent Lamp Co., Ltd.                                756,000          --    0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                             562,000     708,581    0.0%
#*  Taiwan Glass Industry Corp.                                   10,678,982   4,461,300    0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                            245,932     403,061    0.0%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                 1,540,000     920,154    0.0%
*   Taiwan Kolin Co., Ltd.                                         5,797,000          --    0.0%
#   Taiwan Land Development Corp.                                 10,104,324   3,154,898    0.0%
    Taiwan Line Tek Electronic                                        82,771      52,432    0.0%
#   Taiwan Mask Corp.                                              3,154,250     836,287    0.0%
    Taiwan Navigation Co., Ltd.                                    1,428,000     531,486    0.0%
    Taiwan PCB Techvest Co., Ltd.                                  3,699,946   3,611,501    0.0%
#*  Taiwan Prosperity Chemical Corp.                                 903,000     458,060    0.0%
#*  Taiwan Pulp & Paper Corp.                                      6,955,660   2,246,748    0.0%
    Taiwan Sakura Corp.                                              366,472     422,127    0.0%
    Taiwan Semiconductor Co., Ltd.                                   129,000     144,617    0.0%
#   Taiwan Styrene Monomer                                         5,208,647   2,749,639    0.0%
#   Taiwan Surface Mounting Technology Corp.                       2,943,991   2,451,663    0.0%
#   Taiwan TEA Corp.                                               8,595,092   3,744,888    0.0%
#   Taiwan Union Technology Corp.                                  2,448,000   2,708,039    0.0%
#   Taiyen Biotech Co., Ltd.                                       2,164,217   2,066,584    0.0%
#*  Tatung Co., Ltd.                                              28,642,342   7,529,510    0.1%
    Te Chang Construction Co., Ltd.                                   94,424      66,555    0.0%
#   Teco Electric and Machinery Co., Ltd.                         28,784,725  25,519,270    0.2%
    Test Rite International Co., Ltd.                                964,266     594,048    0.0%
#*  Tex-Ray Industrial Co., Ltd.                                     444,000     178,679    0.0%
#   Thinking Electronic Industrial Co., Ltd.                         549,000   1,072,504    0.0%
#   Ton Yi Industrial Corp.                                        2,635,600   1,130,854    0.0%
    Tong Yang Industry Co., Ltd.                                   2,464,099   5,733,658    0.1%
#   Tong-Tai Machine & Tool Co., Ltd.                              3,528,447   2,514,175    0.0%
    Topco Scientific Co., Ltd.                                       755,999   1,938,897    0.0%
#   Topoint Technology Co., Ltd.                                   2,309,288   1,452,918    0.0%
#*  TPK Holding Co., Ltd.                                          2,445,000   3,897,658    0.0%
*   Transasia Airways Corp.                                          949,380     184,813    0.0%
    Tripod Technology Corp.                                        2,085,000   4,935,849    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                         PERCENTAGE
                                                                                           OF NET
                                                                   SHARES      VALUE++    ASSETS**
                                                                 ----------- ----------- ----------
TAIWAN -- (Continued)
    Tsann Kuen Enterprise Co., Ltd.                                  134,000 $   124,526    0.0%
    TSRC Corp.                                                       232,000     239,428    0.0%
    Tung Ho Steel Enterprise Corp.                                12,857,274   8,197,265    0.1%
    TXC Corp.                                                        418,000     583,082    0.0%
    TYC Brother Industrial Co., Ltd.                               1,045,723   1,077,565    0.0%
*   Tycoons Group Enterprise                                       7,484,938   1,053,306    0.0%
#   Tyntek Corp.                                                   2,636,097     999,990    0.0%
    U-Ming Marine Transport Corp.                                    709,000     490,954    0.0%
#   Unimicron Technology Corp.                                    23,371,363   9,652,138    0.1%
#   Union Bank Of Taiwan                                          13,025,837   3,606,482    0.0%
#   Unitech Computer Co., Ltd.                                     1,632,739     854,048    0.0%
#   Unitech Printed Circuit Board Corp.                            8,693,281   2,730,459    0.0%
#   United Microelectronics Corp.                                216,382,681  80,538,501    0.5%
#   Unity Opto Technology Co., Ltd.                                1,014,000     481,427    0.0%
#   Universal Cement Corp.                                         5,829,693   4,528,722    0.0%
#*  Unizyx Holding Corp.                                           4,265,000   1,901,466    0.0%
#   UPC Technology Corp.                                          11,904,746   4,179,146    0.0%
#   USI Corp.                                                      7,217,691   3,515,809    0.0%
    Usun Technology Co., Ltd.                                         45,000      62,452    0.0%
#   Ve Wong Corp.                                                  1,616,806   1,126,190    0.0%
    Viking Tech Corp.                                                 64,000      45,404    0.0%
#*  Wafer Works Corp.                                              5,756,092   1,590,086    0.0%
#   Wah Hong Industrial Corp.                                        395,516     246,714    0.0%
#   Wah Lee Industrial Corp.                                       2,011,000   2,867,860    0.0%
#   Walsin Lihwa Corp.                                            48,293,412  16,895,070    0.1%
    Walsin Technology Corp.                                        7,252,267   8,795,449    0.1%
#   Walton Advanced Engineering, Inc.                              5,147,853   1,843,215    0.0%
    Wan Hai Lines, Ltd.                                            6,238,000   3,069,301    0.0%
#   Waterland Financial Holdings Co., Ltd.                        33,160,601   8,396,383    0.1%
    Wei Mon Industry Co., Ltd.                                     3,885,691      20,784    0.0%
#   Weikeng Industrial Co., Ltd.                                   2,113,072   1,160,995    0.0%
#   Well Shin Technology Co., Ltd.                                   979,080   1,455,508    0.0%
#*  Wha Yu Industrial Co., Ltd.                                      302,000     152,184    0.0%
#   Winbond Electronics Corp.                                     52,065,885  16,347,726    0.1%
    Winstek Semiconductor Co., Ltd.                                   31,000      26,330    0.0%
    Wintek Corp.                                                  20,783,484     225,963    0.0%
#   Wisdom Marine Lines Co., Ltd.                                  1,945,284   1,761,381    0.0%
#   Wistron Corp.                                                 40,942,650  30,850,013    0.2%
    WPG Holdings, Ltd.                                             1,959,092   2,293,230    0.0%
#   WT Microelectronics Co., Ltd.                                  6,400,751   9,064,644    0.1%
#   WUS Printed Circuit Co., Ltd.                                  4,472,928   2,492,408    0.0%
#   XinTec, Inc.                                                     492,000     498,388    0.0%
#   Yageo Corp.                                                    5,458,590  10,985,670    0.1%
*   Yang Ming Marine Transport Corp.                              18,804,676   4,172,654    0.0%
#   YC Co., Ltd.                                                   5,461,978   2,075,758    0.0%
#   YC INOX Co., Ltd.                                              4,764,833   3,459,410    0.0%
#   Yea Shin International Development Co., Ltd.                     286,830     117,198    0.0%
#   YFY, Inc.                                                     19,749,847   5,816,010    0.1%
#   Yi Jinn Industrial Co., Ltd.                                   2,989,936     945,196    0.0%
#*  Yieh Phui Enterprise Co., Ltd.                                17,825,384   6,886,382    0.1%
#*  Young Fast Optoelectronics Co., Ltd.                           1,696,000     646,496    0.0%
    Young Optics, Inc.                                                98,000      82,828    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ----------- -------------- ----------
TAIWAN -- (Continued)
#   Youngtek Electronics Corp.                                       801,047 $    1,153,517     0.0%
#   Yuanta Financial Holding Co., Ltd.                           141,433,918     52,791,291     0.3%
#   Yulon Motor Co., Ltd.                                         12,432,572     10,878,511     0.1%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                 230,687        567,988     0.0%
#   Zenitron Corp.                                                 3,054,000      1,643,985     0.0%
    Zhen Ding Technology Holding, Ltd.                             1,600,000      3,639,813     0.0%
#   Zig Sheng Industrial Co., Ltd.                                 6,607,352      1,688,815     0.0%
#   ZongTai Real Estate Development Co., Ltd.                        483,844        270,613     0.0%
                                                                             --------------    ----
TOTAL TAIWAN                                                                  2,397,383,299    14.4%
                                                                             --------------    ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48)                                       681,760        272,723     0.0%
    AAPICO Hitech PCL(B013KZ2)                                        63,300         25,322     0.0%
    AJ Plast PCL                                                   1,764,000        385,588     0.0%
    Amata Corp. PCL                                                2,821,890        935,322     0.0%
    AP Thailand PCL                                               30,273,730      6,141,681     0.1%
*   Asia Aviation PCL                                              1,913,300        385,421     0.0%
    Asia Plus Group Holdings PCL                                   5,164,800        501,759     0.0%
    Bangchak Petroleum PCL (The)                                   9,410,900      8,134,287     0.1%
    Bangkok Bank PCL                                               2,360,500     10,757,904     0.1%
    Bangkok Insurance PCL                                            212,828      2,073,701     0.0%
    Bangkok Land PCL                                             112,910,900      5,097,485     0.0%
    Banpu PCL                                                     19,467,950     10,179,684     0.1%
    Cal-Comp Electronics Thailand PCL Class F                     32,780,414      2,360,358     0.0%
    Charoen Pokphand Foods PCL                                    23,325,800     20,994,720     0.1%
    Charoong Thai Wire & Cable PCL Class F                         1,255,800        358,826     0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                      2,332,600        779,811     0.0%
*   Esso Thailand PCL                                             21,270,200      6,138,410     0.1%
*   G J Steel PCL                                                 27,256,975        288,166     0.0%
*   G Steel PCL                                                    1,616,440         16,627     0.0%
    Golden Land Property Development PCL                              71,600         11,968     0.0%
    Hana Microelectronics PCL                                      4,938,400      4,515,431     0.0%
    ICC International PCL                                          2,663,700      2,730,488     0.0%
    Indorama Ventures PCL                                          3,955,500      3,305,904     0.0%
    IRPC PCL                                                     125,897,100     17,195,175     0.1%
    Jasmine International PCL                                      2,160,700        515,518     0.0%
    Kang Yong Electric PCL                                             8,200         78,023     0.0%
    KGI Securities Thailand PCL                                   14,904,400      1,524,616     0.0%
    Khon Kaen Sugar Industry PCL                                   5,305,354        591,210     0.0%
    Kiatnakin Bank PCL                                             6,011,900     10,049,179     0.1%
    Krung Thai Bank PCL                                           64,876,900     31,884,640     0.2%
    Laguna Resorts & Hotels PCL                                    1,022,500        715,801     0.0%
    Lanna Resources PCL                                              846,100        309,453     0.0%
    LH Financial Group PCL                                         6,620,546        321,592     0.0%
    LPN Development PCL                                              163,800         53,356     0.0%
    MBK PCL                                                           52,200         21,926     0.0%
    MCOT PCL                                                         990,400        342,420     0.0%
    MK Real Estate Development PCL                                 2,855,400        324,723     0.0%
    Nation Multimedia Group PCL                                    2,644,800         86,907     0.0%
*   Polyplex Thailand PCL                                          3,209,625      1,073,008     0.0%
*   Precious Shipping PCL                                          9,630,750      1,664,863     0.0%
    Property Perfect PCL                                          36,489,100      1,042,620     0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                   SHARES      VALUE++     ASSETS**
                                                                 ----------- ------------ ----------
THAILAND -- (Continued)
    PTT Exploration & Production PCL                              21,880,100 $ 52,047,098    0.3%
    PTT Global Chemical PCL                                       30,562,641   52,396,841    0.3%
    PTT PCL                                                       21,629,500  213,838,331    1.3%
    Quality Houses PCL                                            16,857,897    1,204,221    0.0%
    Regional Container Lines PCL                                   5,818,900      811,379    0.0%
    Rojana Industrial Park PCL                                     1,994,073      265,516    0.0%
    Saha Pathana Inter-Holding PCL                                 2,801,300    2,801,500    0.0%
    Saha Pathanapibul PCL                                          1,594,833    2,096,216    0.0%
    Saha-Union PCL                                                 2,840,400    3,023,213    0.0%
*   Sahaviriya Steel Industries PCL                               90,527,440      129,334    0.0%
    Sansiri PCL                                                  121,361,266    5,756,403    0.1%
    SC Asset Corp PCL                                             34,710,353    3,431,611    0.0%
    Siam Future Development PCL                                    6,836,646    1,181,848    0.0%
    Siamgas & Petrochemicals PCL                                   7,047,500    2,335,910    0.0%
    Somboon Advance Technology PCL                                 3,578,000    1,257,501    0.0%
    Sri Ayudhya Capital PCL                                           85,100       80,243    0.0%
    Sri Trang Agro-Industry PCL                                    8,001,400    3,086,475    0.0%
    Srithai Superware PCL                                         21,372,400    1,129,765    0.0%
    STP & I Public Co., Ltd.                                         712,400      186,255    0.0%
*   Tata Steel Thailand PCL                                       48,610,300    1,041,724    0.0%
*   Thai Airways International PCL                                16,250,611   13,001,417    0.1%
    Thai Oil PCL                                                   8,257,400   16,515,980    0.1%
    Thai Rayon PCL                                                    58,700       77,993    0.0%
    Thai Stanley Electric PCL                                         43,100      213,052    0.0%
    Thai Stanley Electric PCL Class F                                174,600      863,085    0.0%
    Thai Wacoal PCL                                                   85,000      118,098    0.0%
    Thaicom PCL                                                    2,196,800    1,305,620    0.0%
    Thanachart Capital PCL                                        11,116,200   12,546,322    0.1%
    Thitikorn PCL                                                  1,203,500      354,198    0.0%
    Thoresen Thai Agencies PCL                                     9,334,478    2,427,138    0.0%
    TICON Industrial Connection PCL Class F                          653,000      276,145    0.0%
    Tisco Financial Group PCL                                      2,135,100    3,157,123    0.0%
    TMB Bank PCL                                                  40,624,800    2,437,662    0.0%
    TPI Polene PCL                                                96,108,940    6,041,565    0.1%
    Univentures PCL                                                   96,200       15,943    0.0%
    Vinythai PCL                                                   6,688,917    1,901,699    0.0%
                                                                             ------------    ---
TOTAL THAILAND                                                                563,541,040    3.4%
                                                                             ------------    ---
TURKEY -- (1.4%)
    Adana Cimento Sanayii TAS Class A                                771,491    1,554,188    0.0%
    Akbank TAS                                                    10,774,596   28,834,518    0.2%
#*  Akenerji Elektrik Uretim A.S.                                  3,818,763    1,186,466    0.0%
#   Aksa Akrilik Kimya Sanayii A.S.                                  898,333    2,530,205    0.0%
#   Alarko Holding A.S.                                            1,215,219    1,524,274    0.0%
    Albaraka Turk Katilim Bankasi A.S.                             3,428,318    1,374,683    0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                            4,290,553    2,386,027    0.0%
#*  Anadolu Cam Sanayii A.S.                                       3,590,532    2,601,684    0.0%
#   Aygaz A.S.                                                       521,263    1,842,061    0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                            41,299      144,222    0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                        470,159      982,130    0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                   914,482    2,493,766    0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                      36,278      889,630    0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ---------- --------------- ----------
TURKEY -- (Continued)
#*  Dogan Sirketler Grubu Holding A.S.                           16,723,595 $     4,314,939     0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       203,289         830,143     0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,527,154       1,931,342     0.0%
    Enka Insaat ve Sanayi A.S.                                      627,550         958,471     0.0%
    Eregli Demir ve Celik Fabrikalari TAS                         4,579,695       6,227,018     0.1%
#   Global Yatirim Holding A.S.                                   2,576,412       1,325,257     0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                   58,943          44,595     0.0%
#   GSD Holding A.S.                                              3,474,328       1,079,106     0.0%
#*  Ihlas Holding A.S.                                           12,700,332       1,400,137     0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.         1,550,008       1,130,506     0.0%
    Is Finansal Kiralama A.S.                                     3,569,059       1,270,700     0.0%
    Is Yatirim Menkul Degerler A.S. Class A                         515,160         178,386     0.0%
#   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   1,678,738         755,138     0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D     784,210         319,755     0.0%
#*  Koza Altin Isletmeleri A.S.                                     151,229         861,483     0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                1,500,350       1,120,597     0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  3,616,994       1,239,492     0.0%
*   NET Holding A.S.                                                 13,395          13,377     0.0%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.          702,352         516,150     0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                  325,850       1,376,185     0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                              256,138         859,061     0.0%
    Pinar SUT Mamulleri Sanayii A.S.                                 77,164         384,360     0.0%
*   Raks Elektronik Sanayi ve Ticaret A.S.                            5,859              --     0.0%
*   Sabah Yayincilik                                                 31,938              --     0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           1,635,346       1,633,805     0.0%
#*  Sekerbank TAS                                                 8,074,377       3,053,723     0.0%
#   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     2,693,295       2,735,751     0.0%
    Tekfen Holding A.S.                                           1,576,017       3,998,789     0.0%
#   Trakya Cam Sanayii A.S.                                       6,177,837       5,091,690     0.1%
#   Turcas Petrol A.S.                                              195,565          97,331     0.0%
*   Turk Hava Yollari AO                                          8,451,011      14,866,990     0.1%
    Turkiye Garanti Bankasi A.S.                                 12,486,208      33,976,694     0.2%
    Turkiye Halk Bankasi A.S.                                     5,838,929      17,757,819     0.1%
    Turkiye Is Bankasi Class C                                   22,909,239      37,199,347     0.2%
    Turkiye Sinai Kalkinma Bankasi A.S.                          10,010,378       4,437,031     0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                         14,497,847      15,251,459     0.1%
#   Turkiye Vakiflar Bankasi TAO Class D                          8,835,142      13,095,407     0.1%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                        140,010         297,524     0.0%
*   Yapi ve Kredi Bankasi A.S.                                    8,878,932      10,629,645     0.1%
#*  Zorlu Enerji Elektrik Uretim A.S.                               335,436         177,994     0.0%
                                                                            ---------------    ----
TOTAL TURKEY                                                                    240,781,051     1.4%
                                                                            ---------------    ----
TOTAL COMMON STOCKS                                                          15,766,928,192    94.7%
                                                                            ---------------    ----
PREFERRED STOCKS -- (4.3%)
BRAZIL -- (4.2%)
    Banco ABC Brasil SA                                           1,468,550       7,075,908     0.0%
    Banco Bradesco SA                                                    50             524     0.0%
    Banco do Estado do Rio Grande do Sul SA Class B               1,900,868       8,098,936     0.1%
    Banco Pan SA                                                  1,793,392         786,575     0.0%
    Banco Pine SA                                                   427,430         553,034     0.0%
    Cia Brasileira de Distribuicao                                1,479,959      28,282,424     0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                            PERCENTAGE
                                                                                              OF NET
                                                                   SHARES       VALUE++      ASSETS**
                                                                 ---------- --------------- ----------
BRAZIL -- (Continued)
    Cia Ferro Ligas da Bahia -- FERBASA                             986,334 $     2,370,044    0.0%
    Eucatex SA Industria e Comercio                                 353,288         327,610    0.0%
    Gerdau SA                                                       140,500         485,060    0.0%
*   Marcopolo SA                                                  4,371,245       4,464,367    0.0%
*   Petroleo Brasileiro SA                                       28,867,973     159,985,728    1.0%
#*  Petroleo Brasileiro SA Sponsored ADR                         22,867,709     252,916,862    1.5%
*   Randon SA Implementos e Participacoes                         2,784,800       4,170,221    0.0%
    Suzano Papel e Celulose SA Class A                            6,772,104      23,889,063    0.1%
    Unipar Carbocloro SA                                            925,874       1,949,208    0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                5,598,668       7,910,399    0.1%
    Vale SA                                                      23,147,649     149,604,010    0.9%
#   Vale SA Sponsored ADR                                        10,365,717      66,755,217    0.4%
                                                                            ---------------    ---
TOTAL BRAZIL                                                                    719,625,190    4.3%
                                                                            ---------------    ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                           1,052,635         840,209    0.0%
    Grupo Argos SA                                                  210,050       1,285,402    0.0%
    Grupo de Inversiones Suramericana SA                          1,001,278      12,654,256    0.1%
                                                                            ---------------    ---
TOTAL COLOMBIA                                                                   14,779,867    0.1%
                                                                            ---------------    ---
SOUTH KOREA -- (0.0%)
*   Hanwha Corp.                                                    107,066       1,768,449    0.0%
                                                                            ---------------    ---
TOTAL PREFERRED STOCKS                                                          736,173,506    4.4%
                                                                            ---------------    ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Asiana Airlines, Inc. Rights 11/03/16                            22,005              --    0.0%
*   Interflex Co., Ltd. Rights 11/24/16                              10,680          35,001    0.0%
*   Samsung Heavy India Rights 11/08/2016                           693,543       1,563,767    0.0%
                                                                            ---------------    ---
TOTAL AUSTRALIA                                                                   1,598,768    0.0%
                                                                            ---------------    ---
INDIA -- (0.0%)
*   Karnataka Bank, Ltd.11/21/16                                  1,085,708         850,210    0.0%
                                                                            ---------------    ---
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                         952,876              --    0.0%
                                                                            ---------------    ---
SOUTH KOREA -- (0.0%)
*   Dong Bang Transport Logistic Rights 11/03/16                     81,134          19,145    0.0%
                                                                            ---------------    ---
THAILAND -- (0.0%)
*   TPI Polene PCL Rights 12/30/16                                  593,265              --    0.0%
                                                                            ---------------    ---
TOTAL RIGHTS/WARRANTS                                                             2,468,123    0.0%
                                                                            ---------------    ---
TOTAL INVESTMENT SECURITIES                                                  16,505,569,821
                                                                            ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                             PERCENTAGE
                                                                                               OF NET
                                                                    SHARES       VALUE+       ASSETS**
                                                                  ---------- --------------- ----------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@ DFA Short Term Investment Fund                               51,188,093 $   592,348,611     3.6%
                                                                             ---------------   -----
TOTAL INVESTMENTS -- (100.0%) (Cost $18,135,039,268)                         $17,097,918,432   102.7%
                                                                             ===============   =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------
                                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                         --------------  --------------- ------- ---------------
Common Stocks
   Brazil                                $1,061,916,297               --   --    $ 1,061,916,297
   Chile                                     68,522,696  $   187,543,740   --        256,066,436
   China                                    222,186,685    2,184,917,720   --      2,407,104,405
   Colombia                                  34,189,337               --   --         34,189,337
   Czech Republic                                    --       42,272,990   --         42,272,990
   Greece                                            --        7,063,890   --          7,063,890
   Hong Kong                                    320,806          718,578   --          1,039,384
   Hungary                                           --      100,288,517   --        100,288,517
   India                                    166,309,441    2,072,377,223   --      2,238,686,664
   Indonesia                                  5,419,169      525,171,092   --        530,590,261
   Israel                                            --               --   --                 --
   Malaysia                                      13,467      577,730,922   --        577,744,389
   Mexico                                   874,236,781               --   --        874,236,781
   Philippines                                       --      191,803,333   --        191,803,333
   Poland                                            --      263,219,741   --        263,219,741
   Russia                                    10,015,478      358,790,034   --        368,805,512
   South Africa                             137,638,609    1,068,526,468   --      1,206,165,077
   South Korea                              293,776,615    2,110,253,173   --      2,404,029,788
   Taiwan                                    35,243,272    2,362,140,027   --      2,397,383,299
   Thailand                                 563,411,706          129,334   --        563,541,040
   Turkey                                            --      240,781,051   --        240,781,051
Preferred Stocks
   Brazil                                   719,625,190               --   --        719,625,190
   Colombia                                  14,779,867               --   --         14,779,867
   South Korea                                1,768,449               --   --          1,768,449
Rights/Warrants
   Australia                                         --        1,598,768   --          1,598,768
   India                                             --          850,210   --            850,210
   Poland                                            --               --   --                 --
   South Korea                                       --           19,145   --             19,145
   Thailand                                          --               --   --                 --
Securities Lending Collateral                        --      592,348,611   --        592,348,611
Futures Contracts**                            (394,528)              --   --           (394,528)
                                         --------------  ---------------   --    ---------------
TOTAL                                    $4,208,979,337  $12,888,544,567   --    $17,097,523,904
                                         ==============  ===============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
COMMON STOCKS -- (86.8%)
Consumer Discretionary -- (13.7%)
*   1-800-Flowers.com, Inc. Class A                               4,043 $   38,611       0.0%
    A.H. Belo Corp. Class A                                       1,763     11,195       0.0%
    Aaron's, Inc.                                                 8,757    216,385       0.0%
#   Abercrombie & Fitch Co. Class A                               5,896     86,141       0.0%
*   Adient P.L.C.                                                 3,350    152,458       0.0%
    Advance Auto Parts, Inc.                                      5,408    757,553       0.1%
*   Amazon.com, Inc.                                              5,000  3,949,100       0.6%
    AMC Entertainment Holdings, Inc. Class A                      2,849     89,601       0.0%
*   AMC Networks, Inc. Class A                                    2,495    122,080       0.0%
*   America's Car-Mart, Inc.                                      1,100     44,935       0.0%
*   American Axle & Manufacturing Holdings, Inc.                 13,796    247,224       0.0%
#   American Eagle Outfitters, Inc.                              25,393    432,697       0.1%
*   American Public Education, Inc.                               2,102     42,355       0.0%
*   Apollo Education Group, Inc.                                  7,336     64,483       0.0%
    Aramark                                                      18,775    698,993       0.1%
#   Arctic Cat, Inc.                                              1,500     22,485       0.0%
    Ark Restaurants Corp.                                           120      2,472       0.0%
*   Asbury Automotive Group, Inc.                                 3,749    191,012       0.0%
#*  Ascena Retail Group, Inc.                                    18,530     90,612       0.0%
*   Ascent Capital Group, Inc. Class A                            1,761     35,889       0.0%
#   Autoliv, Inc.                                                 4,970    480,997       0.1%
#*  AutoNation, Inc.                                             14,274    626,200       0.1%
*   AutoZone, Inc.                                                  400    296,864       0.1%
*   Ballantyne Strong, Inc.                                         900      6,120       0.0%
*   Barnes & Noble Education, Inc.                                6,289     58,551       0.0%
#   Barnes & Noble, Inc.                                          7,754     79,866       0.0%
    Bassett Furniture Industries, Inc.                            1,200     27,540       0.0%
#*  Beazer Homes USA, Inc.                                        1,140     11,662       0.0%
#   Bed Bath & Beyond, Inc.                                      13,917    562,525       0.1%
*   Belmond, Ltd. Class A                                        12,173    157,640       0.0%
    Best Buy Co., Inc.                                           24,098    937,653       0.2%
    Big 5 Sporting Goods Corp.                                    3,788     58,714       0.0%
#   Big Lots, Inc.                                                8,317    360,958       0.1%
*   Biglari Holdings, Inc.                                          330    144,599       0.0%
    Bloomin' Brands, Inc.                                        19,191    332,004       0.1%
#   Blue Nile, Inc.                                               1,050     36,677       0.0%
#   Bob Evans Farms, Inc.                                         2,625    108,202       0.0%
#   Bon-Ton Stores, Inc. (The)                                    1,300      1,794       0.0%
#*  Boot Barn Holdings, Inc.                                      3,100     39,680       0.0%
#   BorgWarner, Inc.                                             14,632    524,411       0.1%
*   Bridgepoint Education, Inc.                                   6,286     42,493       0.0%
*   Bright Horizons Family Solutions, Inc.                        4,941    330,602       0.1%
#   Brinker International, Inc.                                   3,391    166,973       0.0%
    Brunswick Corp.                                              11,159    485,416       0.1%
#   Buckle, Inc. (The)                                            1,193     24,874       0.0%
*   Build-A-Bear Workshop, Inc.                                   2,400     32,400       0.0%
*   Burlington Stores, Inc.                                       3,083    231,040       0.0%
#*  Cabela's, Inc.                                                9,090    560,035       0.1%
#   Cable One, Inc.                                                 700    403,718       0.1%
#   CalAtlantic Group, Inc.                                      13,445    434,542       0.1%
    Caleres, Inc.                                                 4,671    116,822       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Callaway Golf Co.                                              8,365 $   85,407       0.0%
*   Cambium Learning Group, Inc.                                   5,662     29,329       0.0%
    Capella Education Co.                                          1,786    130,557       0.0%
*   Career Education Corp.                                         8,848     63,617       0.0%
#*  CarMax, Inc.                                                  14,753    736,765       0.1%
*   Carmike Cinemas, Inc.                                          1,710     55,831       0.0%
#   Carnival Corp.                                                11,476    563,472       0.1%
#   Carriage Services, Inc.                                        2,352     55,601       0.0%
*   Carrols Restaurant Group, Inc.                                 6,741     84,262       0.0%
    Carter's, Inc.                                                 2,383    205,748       0.0%
    Cato Corp. (The) Class A                                       2,682     79,575       0.0%
*   Cavco Industries, Inc.                                           880     81,312       0.0%
    CBS Corp. Class A                                                234     13,401       0.0%
    CBS Corp. Class B                                              9,028    511,165       0.1%
*   Century Communities, Inc.                                      2,348     46,256       0.0%
*   Charter Communications, Inc. Class A                           4,495  1,123,256       0.2%
#   Cheesecake Factory, Inc. (The)                                 6,109    324,938       0.1%
*   Cherokee, Inc.                                                   813      7,642       0.0%
#   Chico's FAS, Inc.                                             13,722    160,136       0.0%
#   Children's Place, Inc. (The)                                   2,285    173,546       0.0%
#*  Chipotle Mexican Grill, Inc.                                     500    180,380       0.0%
    Choice Hotels International, Inc.                              2,560    124,032       0.0%
*   Christopher & Banks Corp.                                      3,927      5,027       0.0%
    Cinemark Holdings, Inc.                                       14,224    566,115       0.1%
    Citi Trends, Inc.                                              2,312     45,916       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                   5,653     32,505       0.0%
    ClubCorp Holdings, Inc.                                        8,457     97,678       0.0%
    Coach, Inc.                                                   16,194    581,203       0.1%
    Collectors Universe, Inc.                                      1,300     24,427       0.0%
    Columbia Sportswear Co.                                        6,096    345,277       0.1%
    Comcast Corp. Class A                                        123,586  7,640,087       1.1%
#*  Conn's, Inc.                                                   3,060     29,070       0.0%
    Cooper Tire & Rubber Co.                                       6,800    249,900       0.1%
*   Cooper-Standard Holding, Inc.                                  2,162    197,326       0.0%
#   Cracker Barrel Old Country Store, Inc.                         2,323    320,574       0.1%
*   Crocs, Inc.                                                    4,059     31,214       0.0%
    CSS Industries, Inc.                                             770     19,327       0.0%
    CST Brands, Inc.                                               9,159    439,815       0.1%
    Culp, Inc.                                                     1,605     44,940       0.0%
*   Cumulus Media, Inc. Class A                                      849      1,172       0.0%
    Dana, Inc.                                                    21,346    330,436       0.1%
*   Deckers Outdoor Corp.                                          3,837    200,253       0.0%
*   Del Taco Restaurants, Inc.                                     5,595     75,029       0.0%
    Delphi Automotive P.L.C.                                       3,700    240,759       0.0%
#*  Delta Apparel, Inc.                                              600      9,900       0.0%
*   Denny's Corp.                                                  7,032     72,922       0.0%
    Destination Maternity Corp.                                    1,363      9,255       0.0%
#*  Destination XL Group, Inc.                                     6,598     26,722       0.0%
    DeVry Education Group, Inc.                                    4,021     91,277       0.0%
    Dick's Sporting Goods, Inc.                                   11,003    612,317       0.1%
#   Dillard's, Inc. Class A                                        4,423    271,130       0.1%
    DineEquity, Inc.                                               3,003    237,537       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Discovery Communications, Inc. Class A                        11,411 $  297,941       0.1%
*   Discovery Communications, Inc. Class C                        18,158    455,947       0.1%
*   DISH Network Corp. Class A                                     3,747    219,424       0.0%
*   Dixie Group, Inc. (The)                                        1,369      5,476       0.0%
    Dollar General Corp.                                           6,730    464,976       0.1%
*   Dollar Tree, Inc.                                              5,885    444,612       0.1%
#   Domino's Pizza, Inc.                                           1,200    203,088       0.0%
#*  Dorman Products, Inc.                                          4,152    266,724       0.1%
    DR Horton, Inc.                                               23,293    671,537       0.1%
    Drew Industries, Inc.                                          3,148    281,903       0.1%
#   DSW, Inc. Class A                                              8,403    174,530       0.0%
#   Dunkin' Brands Group, Inc.                                     3,852    186,283       0.0%
#*  El Pollo Loco Holdings, Inc.                                   2,507     30,585       0.0%
    Entercom Communications Corp. Class A                          3,833     50,596       0.0%
    Entravision Communications Corp. Class A                       7,957     53,312       0.0%
#   Escalade, Inc.                                                 1,450     17,618       0.0%
#   Ethan Allen Interiors, Inc.                                    3,300    101,310       0.0%
*   EVINE Live, Inc.                                               2,197      4,724       0.0%
#*  EW Scripps Co. (The) Class A                                   7,797    103,388       0.0%
#   Expedia, Inc.                                                  6,086    786,494       0.1%
*   Express, Inc.                                                 11,471    137,881       0.0%
    Extended Stay America, Inc.                                   20,992    300,186       0.1%
*   Famous Dave's of America, Inc.                                   843      4,215       0.0%
*   Federal-Mogul Holdings Corp.                                   8,186     75,802       0.0%
#*  Fiesta Restaurant Group, Inc.                                  2,067     54,569       0.0%
#   Finish Line, Inc. (The) Class A                                5,243    103,235       0.0%
#*  Five Below, Inc.                                               4,041    151,861       0.0%
    Flexsteel Industries, Inc.                                     1,012     42,403       0.0%
    Foot Locker, Inc.                                             10,322    689,200       0.1%
    Ford Motor Co.                                               192,607  2,261,206       0.3%
#*  Fossil Group, Inc.                                             3,088     84,210       0.0%
*   Fox Factory Holding Corp.                                      5,023    108,999       0.0%
*   Francesca's Holdings Corp.                                     4,910     78,904       0.0%
#   Fred's, Inc. Class A                                           4,237     38,684       0.0%
*   FTD Cos., Inc.                                                 3,111     62,593       0.0%
#*  G-III Apparel Group, Ltd.                                      4,488    117,227       0.0%
#   GameStop Corp. Class A                                        14,469    347,979       0.1%
*   Gaming Partners International Corp.                              400      4,156       0.0%
    Gannett Co., Inc.                                             11,467     89,099       0.0%
#   Gap, Inc. (The)                                               32,740    903,297       0.1%
#   Garmin, Ltd.                                                   7,897    381,899       0.1%
    General Motors Co.                                            75,607  2,389,181       0.4%
#*  Genesco, Inc.                                                  2,574    138,481       0.0%
#   Gentex Corp.                                                  35,432    599,155       0.1%
*   Gentherm, Inc.                                                 3,912    110,123       0.0%
    Genuine Parts Co.                                             10,757    974,477       0.2%
#*  Global Eagle Entertainment, Inc.                               8,500     68,425       0.0%
    GNC Holdings, Inc. Class A                                    11,330    152,162       0.0%
    Goodyear Tire & Rubber Co. (The)                              25,851    750,455       0.1%
    Graham Holdings Co. Class B                                      413    196,175       0.0%
*   Grand Canyon Education, Inc.                                   6,402    279,383       0.1%
*   Gray Television, Inc.                                          7,293     64,908       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Green Brick Partners, Inc.                                    5,861 $   44,837       0.0%
    Group 1 Automotive, Inc.                                      2,694    162,367       0.0%
#   Guess?, Inc.                                                  7,348     99,198       0.0%
#   H&R Block, Inc.                                               6,388    146,732       0.0%
#   Hanesbrands, Inc.                                            10,600    272,420       0.1%
#   Harley-Davidson, Inc.                                        15,781    899,833       0.1%
    Harman International Industries, Inc.                         4,136    329,681       0.1%
    Harte-Hanks, Inc.                                             7,584     10,693       0.0%
#   Hasbro, Inc.                                                  2,862    238,719       0.0%
    Haverty Furniture Cos., Inc.                                  2,057     36,512       0.0%
*   Helen of Troy, Ltd.                                           2,720    221,680       0.0%
#*  hhgregg, Inc.                                                 2,852      4,848       0.0%
#*  Hibbett Sports, Inc.                                          2,337     90,792       0.0%
#   Hilton Worldwide Holdings, Inc.                              13,134    296,828       0.1%
    Home Depot, Inc. (The)                                       15,237  1,859,066       0.3%
    Hooker Furniture Corp.                                        1,478     38,871       0.0%
*   Horizon Global Corp.                                          1,406     28,176       0.0%
*   Houghton Mifflin Harcourt Co.                                13,270    167,865       0.0%
#   HSN, Inc.                                                     4,149    156,417       0.0%
#*  Hyatt Hotels Corp. Class A                                    1,606     81,569       0.0%
*   Iconix Brand Group, Inc.                                      5,768     45,452       0.0%
    ILG, Inc.                                                    14,280    233,906       0.0%
*   Installed Building Products, Inc.                             2,930     96,836       0.0%
    International Speedway Corp. Class A                          3,060    100,674       0.0%
    Interpublic Group of Cos., Inc. (The)                        29,218    654,191       0.1%
*   Intrawest Resorts Holdings, Inc.                              4,567     74,944       0.0%
#*  iRobot Corp.                                                  2,839    143,937       0.0%
    Jack in the Box, Inc.                                         2,415    226,358       0.0%
*   JAKKS Pacific, Inc.                                             496      3,323       0.0%
#*  Jamba, Inc.                                                   1,100     11,605       0.0%
#*  JC Penney Co., Inc.                                          34,983    300,504       0.1%
    John Wiley & Sons, Inc. Class A                               6,037    311,509       0.1%
    John Wiley & Sons, Inc. Class B                                 312     16,408       0.0%
    Johnson Outdoors, Inc. Class A                                1,066     38,355       0.0%
*   K12, Inc.                                                     4,300     46,612       0.0%
#*  Kate Spade & Co.                                              3,795     63,566       0.0%
#   KB Home                                                       6,016     87,473       0.0%
*   Kirkland's, Inc.                                              2,193     26,777       0.0%
#   Kohl's Corp.                                                 18,753    820,444       0.1%
#   L Brands, Inc.                                                2,900    209,351       0.0%
*   La Quinta Holdings, Inc.                                     11,150    111,611       0.0%
    La-Z-Boy, Inc.                                                5,515    129,051       0.0%
*   Lakeland Industries, Inc.                                       300      2,970       0.0%
#*  Lands' End, Inc.                                              1,188     18,533       0.0%
    Lear Corp.                                                    5,197    638,088       0.1%
#*  Lee Enterprises, Inc.                                         1,100      2,805       0.0%
    Leggett & Platt, Inc.                                         3,361    154,203       0.0%
    Lennar Corp. Class A                                         11,335    472,556       0.1%
    Lennar Corp. Class B                                            755     25,308       0.0%
    Libbey, Inc.                                                  2,657     42,539       0.0%
*   Liberty Broadband Corp. Class A                               1,238     80,408       0.0%
*   Liberty Broadband Corp. Class C                               6,390    425,893       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Liberty Interactive Corp., QVC Group Class A                 26,431 $  488,709       0.1%
#*  Liberty Media Corp.-Liberty Braves Class A                      363      6,153       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                      833     13,886       0.0%
#*  Liberty Media Corp.-Liberty Media Class A                       907     25,242       0.0%
#*  Liberty Media Corp.-Liberty Media Class C                     2,083     57,095       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                  3,630    120,770       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                  8,335    276,639       0.1%
    Liberty Tax, Inc.                                             1,200     14,220       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                    7,556    167,743       0.0%
*   Liberty Ventures Series A                                     4,266    170,213       0.0%
    Lifetime Brands, Inc.                                         1,597     22,598       0.0%
*   Lindblad Expeditions Holdings, Inc.                           3,531     28,919       0.0%
#   Lions Gate Entertainment Corp.                                3,279     66,760       0.0%
#   Lithia Motors, Inc. Class A                                   2,690    230,748       0.0%
*   Live Nation Entertainment, Inc.                              24,853    687,683       0.1%
*   LKQ Corp.                                                    18,909    610,383       0.1%
#*  Loral Space & Communications, Inc.                              472     18,314       0.0%
    Lowe's Cos., Inc.                                            13,724    914,705       0.1%
*   Luby's, Inc.                                                  1,850      7,752       0.0%
#*  Lululemon Athletica, Inc.                                     2,968    169,918       0.0%
#*  Lumber Liquidators Holdings, Inc.                             1,700     26,367       0.0%
*   M/I Homes, Inc.                                               2,700     58,077       0.0%
    Macy's, Inc.                                                 25,891    944,763       0.2%
#*  Madison Square Garden Co. (The) Class A                       1,919    317,575       0.1%
*   Malibu Boats, Inc. Class A                                    1,256     18,426       0.0%
    Marcus Corp. (The)                                            2,100     55,650       0.0%
    Marine Products Corp.                                           880      8,228       0.0%
*   MarineMax, Inc.                                               3,006     59,970       0.0%
    Marriott International, Inc. Class A                          6,513    447,443       0.1%
#   Marriott Vacations Worldwide Corp.                            2,857    181,648       0.0%
#   Mattel, Inc.                                                 11,261    355,059       0.1%
#*  McClatchy Co. (The) Class A                                     656      9,250       0.0%
    McDonald's Corp.                                             10,952  1,232,867       0.2%
#   MDC Holdings, Inc.                                            5,822    138,040       0.0%
*   Media General, Inc.                                          13,638    229,800       0.0%
#   Meredith Corp.                                                4,666    211,603       0.0%
*   Meritage Homes Corp.                                          5,126    158,650       0.0%
#*  Michael Kors Holdings, Ltd.                                   6,951    352,972       0.1%
#*  Michaels Cos., Inc. (The)                                     5,300    123,225       0.0%
*   Modine Manufacturing Co.                                      6,109     66,894       0.0%
*   Mohawk Industries, Inc.                                       4,447    819,582       0.1%
#   Monro Muffler Brake, Inc.                                     3,546    195,030       0.0%
*   Motorcar Parts of America, Inc.                               2,025     53,136       0.0%
    Movado Group, Inc.                                            1,800     39,690       0.0%
*   MSG Networks, Inc. Class A                                    5,258    100,428       0.0%
*   Murphy USA, Inc.                                              6,295    432,970       0.1%
#   NACCO Industries, Inc. Class A                                  500     36,575       0.0%
*   Nathan's Famous, Inc.                                           600     31,980       0.0%
    National CineMedia, Inc.                                      5,258     72,928       0.0%
*   Nautilus, Inc.                                                4,510     79,376       0.0%
*   Netflix, Inc.                                                 1,800    224,766       0.0%
#*  New Home Co., Inc. (The)                                      1,900     19,038       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
#   New Media Investment Group, Inc.                              5,400 $ 77,760       0.0%
*   New York & Co., Inc.                                          5,501   12,102       0.0%
    New York Times Co. (The) Class A                             19,014  207,253       0.0%
    News Corp. Class A                                           15,607  189,157       0.0%
    News Corp. Class B                                            7,775   96,410       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                      2,158  105,310       0.0%
    NIKE, Inc. Class B                                           12,840  644,311       0.1%
    Nordstrom, Inc.                                               5,569  289,588       0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                         12,691  493,299       0.1%
    Nutrisystem, Inc.                                             2,677   84,861       0.0%
*   NVR, Inc.                                                       100  152,300       0.0%
*   O'Reilly Automotive, Inc.                                     1,819  481,016       0.1%
    Office Depot, Inc.                                           45,658  143,823       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.                         4,200  114,870       0.0%
#   Omnicom Group, Inc.                                           4,822  384,892       0.1%
#*  Overstock.com, Inc.                                           2,756   40,375       0.0%
    Oxford Industries, Inc.                                       2,269  142,312       0.0%
#*  Panera Bread Co. Class A                                      1,780  339,553       0.1%
#   Papa John's International, Inc.                               2,782  209,902       0.0%
#*  Party City Holdco, Inc.                                       2,382   38,708       0.0%
#   Penske Automotive Group, Inc.                                10,775  482,181       0.1%
*   Perfumania Holdings, Inc.                                       260      520       0.0%
*   Perry Ellis International, Inc.                               1,810   33,648       0.0%
    PetMed Express, Inc.                                          1,883   37,415       0.0%
    Pier 1 Imports, Inc.                                          8,159   35,165       0.0%
#   Polaris Industries, Inc.                                      1,800  137,898       0.0%
    Pool Corp.                                                    2,790  258,298       0.1%
*   Popeyes Louisiana Kitchen, Inc.                               1,622   86,582       0.0%
*   Potbelly Corp.                                                2,522   32,912       0.0%
*   Priceline Group, Inc. (The)                                     661  974,466       0.2%
#   PulteGroup, Inc.                                             21,744  404,438       0.1%
    PVH Corp.                                                     5,132  549,021       0.1%
#   Ralph Lauren Corp.                                            3,395  333,049       0.1%
*   Reading International, Inc. Class A                           2,550   33,635       0.0%
*   Red Lion Hotels Corp.                                         1,300   10,920       0.0%
*   Red Robin Gourmet Burgers, Inc.                               1,336   61,456       0.0%
    Regal Entertainment Group Class A                             5,943  127,834       0.0%
*   Regis Corp.                                                   4,906   62,208       0.0%
#   Rent-A-Center, Inc.                                           5,617   56,676       0.0%
#*  Restoration Hardware Holdings, Inc.                           3,400   98,498       0.0%
    Rocky Brands, Inc.                                              402    4,301       0.0%
    Ross Stores, Inc.                                             6,392  399,756       0.1%
#   Royal Caribbean Cruises, Ltd.                                12,793  983,398       0.2%
*   Ruby Tuesday, Inc.                                            6,655   19,765       0.0%
    Saga Communications, Inc. Class A                               347   14,574       0.0%
    Salem Media Group, Inc.                                       1,500    8,175       0.0%
#*  Sally Beauty Holdings, Inc.                                   6,985  181,191       0.0%
    Scholastic Corp.                                              4,212  161,109       0.0%
#   Scripps Networks Interactive, Inc. Class A                    9,893  636,713       0.1%
#   SeaWorld Entertainment, Inc.                                 14,135  198,031       0.0%
#*  Select Comfort Corp.                                          5,337  102,417       0.0%
*   Sequential Brands Group, Inc.                                 4,898   35,266       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   Service Corp. International                                  23,789 $  608,998       0.1%
*   ServiceMaster Global Holdings, Inc.                           7,098    254,037       0.1%
*   Shiloh Industries, Inc.                                       1,671     11,680       0.0%
    Shoe Carnival, Inc.                                           2,230     56,575       0.0%
*   Shutterfly, Inc.                                              4,140    202,860       0.0%
#   Signet Jewelers, Ltd.                                         4,222    343,080       0.1%
#   Sinclair Broadcast Group, Inc. Class A                        9,555    239,830       0.0%
#*  Sirius XM Holdings, Inc.                                     24,215    100,977       0.0%
#   Six Flags Entertainment Corp.                                 4,326    240,742       0.0%
#*  Skechers U.S.A., Inc. Class A                                11,776    247,649       0.0%
#*  Skyline Corp.                                                   400      4,628       0.0%
#*  Smith & Wesson Holding Corp.                                 10,000    264,300       0.1%
#   Sonic Automotive, Inc. Class A                                4,084     73,104       0.0%
    Sonic Corp.                                                   4,075     93,358       0.0%
#   Sotheby's                                                     7,252    260,202       0.1%
    Spartan Motors, Inc.                                          3,249     27,779       0.0%
    Speedway Motorsports, Inc.                                    4,350     81,823       0.0%
#*  Sportsman's Warehouse Holdings, Inc.                          2,963     27,260       0.0%
#   Stage Stores, Inc.                                            3,367     17,138       0.0%
    Standard Motor Products, Inc.                                 2,754    134,671       0.0%
    Stanley Furniture Co., Inc.                                     661        912       0.0%
    Staples, Inc.                                                30,488    225,611       0.0%
    Starbucks Corp.                                              16,808    892,001       0.1%
*   Starz Class A                                                 5,158    162,271       0.0%
    Stein Mart, Inc.                                              8,846     53,253       0.0%
*   Steven Madden, Ltd.                                           7,416    247,694       0.0%
*   Stoneridge, Inc.                                              5,645     83,659       0.0%
    Strattec Security Corp.                                         400     14,200       0.0%
#*  Strayer Education, Inc.                                       1,900    111,454       0.0%
    Sturm Ruger & Co., Inc.                                       2,739    168,448       0.0%
    Superior Industries International, Inc.                       2,981     73,034       0.0%
    Superior Uniform Group, Inc.                                  1,686     29,994       0.0%
    Tailored Brands, Inc.                                         2,277     35,977       0.0%
    Target Corp.                                                 15,737  1,081,604       0.2%
*   Taylor Morrison Home Corp. Class A                            4,758     81,171       0.0%
    TEGNA, Inc.                                                  27,666    542,807       0.1%
#*  Tempur Sealy International, Inc.                              4,072    220,173       0.0%
*   Tenneco, Inc.                                                 4,872    268,301       0.1%
*   Tesla Motors, Inc.                                              480     94,910       0.0%
    Texas Roadhouse, Inc.                                         7,000    283,640       0.1%
#   Thor Industries, Inc.                                         5,458    432,874       0.1%
#   Tiffany & Co.                                                 9,147    671,573       0.1%
#*  Tile Shop Holdings, Inc.                                      5,300     89,835       0.0%
*   Tilly's, Inc. Class A                                           732      6,793       0.0%
    Time Warner, Inc.                                            32,617  2,902,587       0.4%
    Time, Inc.                                                   11,133    144,729       0.0%
    TJX Cos., Inc. (The)                                          8,117    598,629       0.1%
*   Toll Brothers, Inc.                                          15,874    435,583       0.1%
*   TopBuild Corp.                                                4,633    139,592       0.0%
    Tower International, Inc.                                     2,813     61,042       0.0%
*   Townsquare Media, Inc. Class A                                1,300     10,894       0.0%
#   Tractor Supply Co.                                            3,232    202,420       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------ ------------ ---------------
Consumer Discretionary -- (Continued)
*   Trans World Entertainment Corp.                                 200 $        780       0.0%
*   TRI Pointe Group, Inc.                                       19,049      206,301       0.0%
#*  TripAdvisor, Inc.                                             1,869      120,513       0.0%
*   Tuesday Morning Corp.                                         4,854       24,027       0.0%
#   Tupperware Brands Corp.                                       3,167      188,500       0.0%
    Twenty-First Century Fox, Inc. Class A                       25,740      676,190       0.1%
    Twenty-First Century Fox, Inc. Class B                       10,300      271,817       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                        3,400      827,356       0.1%
#*  Under Armour, Inc. Class A                                    3,078       95,726       0.0%
*   Under Armour, Inc. Class C                                    2,316       59,892       0.0%
*   Unifi, Inc.                                                   2,302       66,182       0.0%
*   Universal Electronics, Inc.                                   1,382       96,947       0.0%
    Universal Technical Institute, Inc.                           1,356        2,061       0.0%
#*  Urban Outfitters, Inc.                                       14,395      481,513       0.1%
*   US Auto Parts Network, Inc.                                   4,356       13,373       0.0%
    Vail Resorts, Inc.                                            1,500      239,160       0.0%
#*  Vera Bradley, Inc.                                            3,500       46,795       0.0%
    VF Corp.                                                      4,656      252,402       0.1%
#   Viacom, Inc. Class A                                          1,446       61,166       0.0%
    Viacom, Inc. Class B                                         31,400    1,179,384       0.2%
#*  Vince Holding Corp.                                           5,939       32,368       0.0%
*   Vista Outdoor, Inc.                                           6,102      235,964       0.0%
    Visteon Corp.                                                 4,005      282,793       0.1%
*   Vitamin Shoppe, Inc.                                          2,704       67,735       0.0%
*   VOXX International Corp.                                      2,097        8,598       0.0%
    Walt Disney Co. (The)                                        36,165    3,352,134       0.5%
#*  Wayfair, Inc. Class A                                           400       13,332       0.0%
*   WCI Communities, Inc.                                         2,520       58,338       0.0%
#   Wendy's Co. (The)                                            34,658      375,693       0.1%
*   West Marine, Inc.                                             3,572       28,576       0.0%
#   Weyco Group, Inc.                                             1,047       26,500       0.0%
    Whirlpool Corp.                                               5,520      827,006       0.1%
#*  William Lyon Homes Class A                                    2,672       47,722       0.0%
#   Williams-Sonoma, Inc.                                         9,819      453,834       0.1%
#   Winmark Corp.                                                   400       42,780       0.0%
#   Winnebago Industries, Inc.                                    3,180       89,835       0.0%
    Wolverine World Wide, Inc.                                   10,824      231,092       0.0%
#   Wyndham Worldwide Corp.                                       5,031      331,241       0.1%
    Yum! Brands, Inc.                                             4,438      382,911       0.1%
*   ZAGG, Inc.                                                    3,143       20,430       0.0%
*   Zumiez, Inc.                                                  3,207       71,356       0.0%
                                                                        ------------      ----
Total Consumer Discretionary                                             107,605,936      15.7%
                                                                        ------------      ----
Consumer Staples -- (5.1%)
#   Alico, Inc.                                                     938       24,529       0.0%
    Andersons, Inc. (The)                                         2,971      113,047       0.0%
    Archer-Daniels-Midland Co.                                   12,600      548,982       0.1%
    Avon Products, Inc.                                          35,404      231,896       0.0%
    B&G Foods, Inc.                                               7,413      314,311       0.1%
#*  Blue Buffalo Pet Products, Inc.                              11,200      281,344       0.1%
    Bunge, Ltd.                                                  11,489      712,433       0.1%
#   Cal-Maine Foods, Inc.                                         5,930      229,195       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Staples -- (Continued)
    Calavo Growers, Inc.                                          1,714 $  101,383       0.0%
#   Campbell Soup Co.                                             4,770    259,202       0.0%
#   Casey's General Stores, Inc.                                  4,560    515,234       0.1%
#*  Central Garden & Pet Co.                                        800     19,456       0.0%
*   Central Garden & Pet Co. Class A                              4,600    107,364       0.0%
#*  Chefs' Warehouse, Inc. (The)                                  3,320     37,848       0.0%
#   Clorox Co. (The)                                              3,677    441,314       0.1%
#   Coca-Cola Bottling Co. Consolidated                             935    132,116       0.0%
    Coca-Cola Co. (The)                                          59,698  2,531,195       0.4%
    Colgate-Palmolive Co.                                         9,625    686,840       0.1%
    ConAgra Foods, Inc.                                           4,208    202,741       0.0%
    Costco Wholesale Corp.                                        5,796    857,055       0.1%
    Coty, Inc. Class A                                            2,200     50,578       0.0%
    CVS Health Corp.                                             41,380  3,480,058       0.5%
*   Darling Ingredients, Inc.                                    19,774    268,926       0.0%
#   Dean Foods Co.                                               13,220    241,397       0.0%
    Dr Pepper Snapple Group, Inc.                                 5,291    464,497       0.1%
*   Edgewell Personal Care Co.                                    5,505    415,077       0.1%
    Energizer Holdings, Inc.                                      3,197    148,692       0.0%
*   Farmer Brothers Co.                                           2,029     66,348       0.0%
#   Flowers Foods, Inc.                                          22,995    356,882       0.1%
    Fresh Del Monte Produce, Inc.                                 5,871    354,315       0.1%
#   General Mills, Inc.                                           7,833    485,489       0.1%
#*  Hain Celestial Group, Inc. (The)                             10,183    370,356       0.1%
#*  Herbalife, Ltd.                                               3,400    206,312       0.0%
    Hormel Foods Corp.                                            4,800    184,800       0.0%
*   HRG Group, Inc.                                              12,599    189,489       0.0%
#   Ingles Markets, Inc. Class A                                  1,571     62,055       0.0%
    Ingredion, Inc.                                               7,690  1,008,697       0.2%
    Inter Parfums, Inc.                                           3,057     99,658       0.0%
#*  Inventure Foods, Inc.                                         2,048     17,326       0.0%
    J&J Snack Foods Corp.                                         2,419    295,481       0.1%
    JM Smucker Co. (The)                                          7,058    926,786       0.1%
#   John B. Sanfilippo & Son, Inc.                                1,000     50,680       0.0%
    Kellogg Co.                                                   3,018    226,742       0.0%
    Kimberly-Clark Corp.                                          4,348    497,455       0.1%
    Kraft Heinz Co. (The)                                        13,033  1,159,285       0.2%
    Kroger Co. (The)                                             12,880    399,022       0.1%
    Lancaster Colony Corp.                                        2,193    286,515       0.1%
*   Landec Corp.                                                  3,686     48,840       0.0%
#*  Lifevantage Corp.                                             1,400     11,480       0.0%
*   Lifeway Foods, Inc.                                             300      5,364       0.0%
#   Limoneira Co.                                                 1,022     20,123       0.0%
    Mannatech, Inc.                                                  40        692       0.0%
#   McCormick & Co., Inc. Non-Voting                              2,870    275,147       0.0%
    McCormick & Co., Inc. Voting                                     90      8,593       0.0%
#   Mead Johnson Nutrition Co.                                    4,800    358,896       0.1%
    Medifast, Inc.                                                2,381     97,764       0.0%
*   Monster Beverage Corp.                                          800    115,472       0.0%
*   National Beverage Corp.                                       2,957    139,689       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                      2,621     31,137       0.0%
    Nature's Sunshine Products, Inc.                              1,300     16,315       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Consumer Staples -- (Continued)
    Nu Skin Enterprises, Inc. Class A                             5,454 $   336,239       0.1%
*   Nutraceutical International Corp.                               930      26,784       0.0%
    Oil-Dri Corp. of America                                        877      29,608       0.0%
*   Omega Protein Corp.                                           2,990      66,677       0.0%
#   Orchids Paper Products Co.                                    1,452      37,258       0.0%
    PepsiCo, Inc.                                                20,764   2,225,901       0.3%
#   Pilgrim's Pride Corp.                                         5,062     110,554       0.0%
    Pinnacle Foods, Inc.                                         11,320     582,074       0.1%
#*  Post Holdings, Inc.                                           7,096     540,928       0.1%
#   PriceSmart, Inc.                                              2,642     240,290       0.0%
*   Primo Water Corp.                                             2,141      28,026       0.0%
*   Revlon, Inc. Class A                                          3,472     118,048       0.0%
*   Rite Aid Corp.                                               23,781     159,571       0.0%
    Rocky Mountain Chocolate Factory, Inc.                          400       4,080       0.0%
#   Sanderson Farms, Inc.                                         3,290     296,034       0.1%
*   Seneca Foods Corp. Class A                                    1,000      29,400       0.0%
#*  Smart & Final Stores, Inc.                                    3,900      46,800       0.0%
#   Snyder's-Lance, Inc.                                         13,723     488,127       0.1%
    SpartanNash Co.                                               4,100     114,800       0.0%
#   Spectrum Brands Holdings, Inc.                                1,887     255,198       0.0%
#*  Sprouts Farmers Market, Inc.                                 15,788     349,704       0.1%
*   SUPERVALU, Inc.                                              21,600      92,664       0.0%
    Sysco Corp.                                                   9,090     437,411       0.1%
#   Tootsie Roll Industries, Inc.                                 2,505      88,802       0.0%
#*  TreeHouse Foods, Inc.                                         5,572     487,439       0.1%
    Tyson Foods, Inc. Class A                                    14,633   1,036,748       0.2%
*   United Natural Foods, Inc.                                    6,019     251,233       0.0%
#*  USANA Health Sciences, Inc.                                   1,900     244,150       0.0%
    Village Super Market, Inc. Class A                            1,203      35,970       0.0%
    Wal-Mart Stores, Inc.                                        81,306   5,693,046       0.8%
    Walgreens Boots Alliance, Inc.                               27,930   2,310,649       0.3%
#   WD-40 Co.                                                     1,300     138,613       0.0%
    Weis Markets, Inc.                                            3,323     184,858       0.0%
*   WhiteWave Foods Co. (The)                                     4,710     256,648       0.0%
#   Whole Foods Market, Inc.                                     23,896     676,018       0.1%
                                                                        -----------       ---
Total Consumer Staples                                                   39,810,265       5.8%
                                                                        -----------       ---
Energy -- (6.5%)
    Adams Resources & Energy, Inc.                                  617      22,545       0.0%
    Alon USA Energy, Inc.                                         7,498      60,434       0.0%
    Anadarko Petroleum Corp.                                     11,026     655,385       0.1%
*   Antero Resources Corp.                                       10,000     264,700       0.0%
    Apache Corp.                                                  7,500     446,100       0.1%
#*  Approach Resources, Inc.                                      4,800      13,680       0.0%
    Archrock, Inc.                                                7,171      83,184       0.0%
#   Atwood Oceanics, Inc.                                         5,597      42,705       0.0%
    Baker Hughes, Inc.                                            8,539     473,061       0.1%
#   Bristow Group, Inc.                                           3,000      30,030       0.0%
    Cabot Oil & Gas Corp.                                        16,239     339,070       0.1%
*   Callon Petroleum Co.                                          6,901      89,644       0.0%
#*  Carrizo Oil & Gas, Inc.                                       5,239     177,235       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                    2,240      44,666       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
#*  Cheniere Energy, Inc.                                          4,800 $   180,960       0.0%
*   Chesapeake Energy Corp.                                       41,469     228,494       0.0%
    Chevron Corp.                                                 39,909   4,180,468       0.6%
    Cimarex Energy Co.                                             3,136     404,952       0.1%
*   Clayton Williams Energy, Inc.                                  1,048      91,501       0.0%
*   Clean Energy Fuels Corp.                                      12,418      51,038       0.0%
*   Cloud Peak Energy, Inc.                                        1,263       7,780       0.0%
#*  Concho Resources, Inc.                                         3,961     502,809       0.1%
    ConocoPhillips                                                26,928   1,170,022       0.2%
#   CONSOL Energy, Inc.                                           25,137     426,072       0.1%
*   Contango Oil & Gas Co.                                         3,481      27,256       0.0%
#*  Continental Resources, Inc.                                    5,953     291,161       0.1%
#   Core Laboratories NV                                           2,700     261,819       0.0%
#   CVR Energy, Inc.                                               4,948      65,610       0.0%
*   Dawson Geophysical Co.                                         3,162      20,711       0.0%
    Delek US Holdings, Inc.                                        7,586     128,203       0.0%
*   Denbury Resources, Inc.                                        5,869      14,027       0.0%
    Devon Energy Corp.                                             5,341     202,370       0.0%
#   DHT Holdings, Inc.                                             9,539      38,824       0.0%
    Diamond Offshore Drilling, Inc.                                8,108     133,701       0.0%
#*  Diamondback Energy, Inc.                                       2,665     243,288       0.0%
#*  Dorian LPG, Ltd.                                               6,121      34,461       0.0%
#*  Dril-Quip, Inc.                                                4,634     220,115       0.0%
#*  Earthstone Energy, Inc.                                        2,192      18,698       0.0%
*   Eclipse Resources Corp.                                       28,708      78,660       0.0%
    Energen Corp.                                                  5,118     256,565       0.0%
*   ENGlobal Corp.                                                 1,300       1,859       0.0%
#   EnLink Midstream LLC                                          11,274     171,929       0.0%
#   Ensco P.L.C. Class A                                          25,800     201,756       0.0%
    EOG Resources, Inc.                                           11,044     998,598       0.2%
#*  EP Energy Corp. Class A                                       11,960      42,578       0.0%
#   EQT Corp.                                                      3,523     232,518       0.0%
#*  Era Group, Inc.                                                2,969      22,416       0.0%
    Evolution Petroleum Corp.                                      4,359      33,564       0.0%
*   Exterran Corp.                                                 4,485      70,908       0.0%
    Exxon Mobil Corp.                                            127,953  10,661,044       1.6%
*   FMC Technologies, Inc.                                        13,764     444,164       0.1%
#*  Forum Energy Technologies, Inc.                               11,135     200,430       0.0%
#   Frank's International NV                                       8,700      97,875       0.0%
#   GasLog, Ltd.                                                   5,790      88,877       0.0%
*   Gastar Exploration, Inc.                                       4,420       4,774       0.0%
#*  Geospace Technologies Corp.                                      961      17,711       0.0%
    Green Plains, Inc.                                             4,088     106,288       0.0%
    Gulf Island Fabrication, Inc.                                  1,358      13,580       0.0%
*   Gulfport Energy Corp.                                         10,856     261,738       0.0%
    Halliburton Co.                                               18,727     861,442       0.1%
*   Helix Energy Solutions Group, Inc.                            15,387     134,175       0.0%
#   Helmerich & Payne, Inc.                                        5,163     325,837       0.1%
#   Hess Corp.                                                    12,982     622,747       0.1%
#   HollyFrontier Corp.                                           18,822     469,609       0.1%
*   ION Geophysical Corp.                                          1,070       6,313       0.0%
#*  Jones Energy, Inc. Class A                                     1,492       6,117       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Energy -- (Continued)
    Kinder Morgan, Inc.                                          40,585 $  829,152       0.1%
#*  Kosmos Energy, Ltd.                                          34,935    182,011       0.0%
*   Laredo Petroleum, Inc.                                        6,437     76,729       0.0%
#   Marathon Oil Corp.                                           35,713    470,697       0.1%
    Marathon Petroleum Corp.                                     28,887  1,259,184       0.2%
*   Matrix Service Co.                                            3,400     60,180       0.0%
#*  McDermott International, Inc.                                28,501    146,495       0.0%
*   Mitcham Industries, Inc.                                        900      2,664       0.0%
#   Murphy Oil Corp.                                             16,284    421,267       0.1%
#   Nabors Industries, Ltd.                                      29,855    355,274       0.1%
#   National Oilwell Varco, Inc.                                 16,028    514,499       0.1%
*   Natural Gas Services Group, Inc.                              1,608     34,894       0.0%
*   Newfield Exploration Co.                                      4,837    196,334       0.0%
*   Newpark Resources, Inc.                                      10,666     67,196       0.0%
#   Noble Corp. P.L.C.                                           15,794     78,022       0.0%
    Noble Energy, Inc.                                           17,698    610,050       0.1%
    Nordic American Tankers, Ltd.                                   168      1,373       0.0%
#*  Northern Oil and Gas, Inc.                                    3,834      8,051       0.0%
*   Oasis Petroleum, Inc.                                        21,919    229,930       0.0%
    Occidental Petroleum Corp.                                   15,356  1,119,606       0.2%
#   Oceaneering International, Inc.                              11,872    282,554       0.1%
*   Oil States International, Inc.                                5,906    172,751       0.0%
#   ONEOK, Inc.                                                  14,451    699,862       0.1%
*   Pacific Ethanol, Inc.                                         4,800     35,760       0.0%
    Panhandle Oil and Gas, Inc. Class A                           1,762     31,716       0.0%
*   Par Pacific Holdings, Inc.                                    3,933     50,106       0.0%
*   Parker Drilling Co.                                          12,579     25,158       0.0%
*   Parsley Energy, Inc. Class A                                  7,197    236,781       0.0%
#   Patterson-UTI Energy, Inc.                                   15,658    351,992       0.1%
    PBF Energy, Inc. Class A                                      9,605    209,389       0.0%
#*  PDC Energy, Inc.                                              5,903    362,031       0.1%
*   PHI, Inc. Non-Voting                                          1,325     20,644       0.0%
    Phillips 66                                                  17,551  1,424,264       0.2%
#*  Pioneer Energy Services Corp.                                 7,534     26,746       0.0%
    Pioneer Natural Resources Co.                                 3,731    667,924       0.1%
    QEP Resources, Inc.                                          22,217    357,027       0.1%
    Range Resources Corp.                                        11,449    386,862       0.1%
#*  Renewable Energy Group, Inc.                                  4,824     42,210       0.0%
#*  REX American Resources Corp.                                    885     69,906       0.0%
*   Rice Energy, Inc.                                            14,457    319,355       0.1%
*   RigNet, Inc.                                                  1,558     23,370       0.0%
*   Ring Energy, Inc.                                             3,085     28,475       0.0%
#   Rowan Cos. P.L.C. Class A                                     8,976    119,112       0.0%
#*  RPC, Inc.                                                     8,192    141,476       0.0%
*   RSP Permian, Inc.                                             9,447    341,037       0.1%
    Schlumberger, Ltd.                                           27,919  2,184,103       0.3%
#   Scorpio Tankers, Inc.                                        19,052     72,969       0.0%
*   SEACOR Holdings, Inc.                                         1,988     98,028       0.0%
    SemGroup Corp. Class A                                        6,166    198,853       0.0%
#   Ship Finance International, Ltd.                              7,432     94,015       0.0%
    SM Energy Co.                                                 8,183    275,194       0.0%
*   Southwestern Energy Co.                                      31,642    328,760       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Energy -- (Continued)
    Spectra Energy Corp.                                          7,457 $   311,777       0.1%
#   Superior Energy Services, Inc.                               18,077     255,970       0.0%
#*  Synergy Resources Corp.                                      23,578     161,274       0.0%
    Targa Resources Corp.                                        10,579     464,418       0.1%
#   Teekay Corp.                                                  5,911      38,599       0.0%
#   Teekay Tankers, Ltd. Class A                                 11,854      25,249       0.0%
#   Tesco Corp.                                                   5,458      37,387       0.0%
    Tesoro Corp.                                                 15,067   1,280,243       0.2%
*   TETRA Technologies, Inc.                                     11,249      61,307       0.0%
#*  Transocean, Ltd.                                             39,624     380,787       0.1%
*   Unit Corp.                                                    5,935     101,667       0.0%
    US Silica Holdings, Inc.                                      2,398     110,764       0.0%
    Valero Energy Corp.                                          23,933   1,417,791       0.2%
#*  Weatherford International P.L.C.                             41,023     197,731       0.0%
#   Western Refining, Inc.                                       13,500     389,475       0.1%
#*  Whiting Petroleum Corp.                                      21,375     176,130       0.0%
*   Willbros Group, Inc.                                            549         834       0.0%
    Williams Cos., Inc. (The)                                    11,887     347,100       0.1%
    World Fuel Services Corp.                                     5,953     239,608       0.0%
#*  WPX Energy, Inc.                                             35,569     386,279       0.1%
                                                                        -----------       ---
Total Energy                                                             50,847,279       7.4%
                                                                        -----------       ---
Financials -- (16.9%)
    1st Source Corp.                                              3,109     107,447       0.0%
    A-Mark Precious Metals, Inc.                                  1,195      18,224       0.0%
#   Access National Corp.                                         1,667      39,291       0.0%
    ACNB Corp.                                                      198       5,326       0.0%
*   Affiliated Managers Group, Inc.                               3,228     428,226       0.1%
    Aflac, Inc.                                                  13,106     902,610       0.1%
*   Alleghany Corp.                                                 710     366,509       0.1%
    Allied World Assurance Co. Holdings AG                        8,370     359,743       0.1%
    Allstate Corp. (The)                                         11,954     811,677       0.1%
    Ally Financial, Inc.                                         40,534     732,449       0.1%
#*  Ambac Financial Group, Inc.                                   5,554     102,471       0.0%
    American Equity Investment Life Holding Co.                  10,096     181,021       0.0%
    American Express Co.                                         41,123   2,731,390       0.4%
    American Financial Group, Inc.                                5,525     411,612       0.1%
    American International Group, Inc.                           22,805   1,407,068       0.2%
    American National Bankshares, Inc.                            1,300      35,165       0.0%
    American National Insurance Co.                               1,834     214,871       0.0%
    Ameriprise Financial, Inc.                                    9,462     836,346       0.1%
    Ameris Bancorp                                                3,698     134,237       0.0%
    AMERISAFE, Inc.                                               2,166     120,430       0.0%
    AmeriServ Financial, Inc.                                       300         975       0.0%
#   AmTrust Financial Services, Inc.                             21,483     566,936       0.1%
    Aon P.L.C.                                                    4,556     504,941       0.1%
*   Arch Capital Group, Ltd.                                      5,222     407,159       0.1%
    Argo Group International Holdings, Ltd.                       2,328     129,437       0.0%
    Arrow Financial Corp.                                         1,783      56,343       0.0%
#   Arthur J Gallagher & Co.                                      7,572     365,198       0.1%
#   Artisan Partners Asset Management, Inc. Class A               3,261      84,786       0.0%
    Aspen Insurance Holdings, Ltd.                                6,061     292,443       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Associated Banc-Corp                                          14,307 $  290,432       0.1%
    Associated Capital Group, Inc. Class A                           600     20,370       0.0%
    Assurant, Inc.                                                 2,523    203,152       0.0%
    Assured Guaranty, Ltd.                                        16,703    499,253       0.1%
*   Asta Funding, Inc.                                             2,307     22,609       0.0%
    Astoria Financial Corp.                                       10,608    155,195       0.0%
*   Atlanticus Holdings Corp.                                        886      3,057       0.0%
*   Atlas Financial Holdings, Inc.                                 1,166     19,997       0.0%
    Axis Capital Holdings, Ltd.                                    8,800    501,336       0.1%
    Baldwin & Lyons, Inc. Class B                                  1,666     40,984       0.0%
#   Banc of California, Inc.                                       6,373     84,761       0.0%
    BancFirst Corp.                                                1,795    128,702       0.0%
*   Bancorp, Inc. (The)                                            6,241     38,881       0.0%
    BancorpSouth, Inc.                                            11,978    281,483       0.1%
    Bank Mutual Corp.                                              5,323     41,519       0.0%
    Bank of America Corp.                                        216,341  3,569,626       0.5%
    Bank of Commerce Holdings                                        300      2,190       0.0%
#   Bank of Hawaii Corp.                                           5,432    408,215       0.1%
#   Bank of Marin Bancorp                                            617     31,313       0.0%
    Bank of New York Mellon Corp. (The)                           34,034  1,472,651       0.2%
#   Bank of the Ozarks, Inc.                                      11,796    435,980       0.1%
    BankFinancial Corp.                                            2,924     36,755       0.0%
    BankUnited, Inc.                                              10,374    302,298       0.1%
    Banner Corp.                                                   4,221    190,536       0.0%
#   Bar Harbor Bankshares                                            778     28,280       0.0%
    BB&T Corp.                                                    17,497    685,882       0.1%
    Beneficial Bancorp, Inc.                                       9,004    130,558       0.0%
*   Berkshire Hathaway, Inc. Class B                              20,210  2,916,303       0.4%
    Berkshire Hills Bancorp, Inc.                                  3,654    107,976       0.0%
    BGC Partners, Inc. Class A                                    38,852    333,739       0.1%
    BlackRock, Inc.                                                3,818  1,302,854       0.2%
#   Blue Hills Bancorp, Inc.                                       3,822     59,432       0.0%
    BNC Bancorp                                                    5,956    148,304       0.0%
#*  BofI Holding, Inc.                                             6,440    119,977       0.0%
#   BOK Financial Corp.                                            4,530    321,721       0.1%
    Boston Private Financial Holdings, Inc.                       10,823    142,322       0.0%
    Bridge Bancorp, Inc.                                           2,044     56,312       0.0%
    Brookline Bancorp, Inc.                                        8,370    107,136       0.0%
#   Brown & Brown, Inc.                                           13,825    509,589       0.1%
    Bryn Mawr Bank Corp.                                           2,218     69,645       0.0%
*   BSB Bancorp, Inc.                                                929     22,761       0.0%
    C&F Financial Corp.                                              500     20,900       0.0%
    Calamos Asset Management, Inc. Class A                         2,328     15,039       0.0%
    Camden National Corp.                                          2,329     76,904       0.0%
#   Capital Bank Financial Corp. Class A                           3,466    113,512       0.0%
    Capital City Bank Group, Inc.                                  2,300     34,592       0.0%
    Capital One Financial Corp.                                   16,357  1,211,072       0.2%
    Capitol Federal Financial, Inc.                               17,598    258,163       0.0%
    Cardinal Financial Corp.                                       3,700     97,236       0.0%
*   Cascade Bancorp                                               10,068     61,515       0.0%
    Cathay General Bancorp                                         9,725    291,264       0.1%
    CBOE Holdings, Inc.                                            3,679    232,550       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    CenterState Banks, Inc.                                       5,984 $  111,781       0.0%
    Central Pacific Financial Corp.                               3,675     94,190       0.0%
    Central Valley Community Bancorp                              1,231     17,628       0.0%
    Century Bancorp, Inc. Class A                                   165      7,483       0.0%
    Charles Schwab Corp. (The)                                   20,611    653,369       0.1%
    Charter Financial Corp.                                       2,547     32,220       0.0%
    Chemical Financial Corp.                                      7,490    321,695       0.1%
    Chubb, Ltd.                                                   9,988  1,268,476       0.2%
#   Cincinnati Financial Corp.                                    7,438    526,462       0.1%
    CIT Group, Inc.                                               8,335    302,811       0.1%
    Citigroup, Inc.                                              61,619  3,028,574       0.5%
#   Citizens & Northern Corp.                                     1,435     30,020       0.0%
    Citizens Financial Group, Inc.                               21,780    573,685       0.1%
    Citizens Holding Co.                                            160      3,696       0.0%
#*  Citizens, Inc.                                                3,580     27,852       0.0%
#   City Holding Co.                                              1,916    100,149       0.0%
    Clifton Bancorp, Inc.                                         3,131     47,873       0.0%
    CME Group, Inc.                                               7,400    740,740       0.1%
    CNB Financial Corp.                                           1,708     33,391       0.0%
    CNO Financial Group, Inc.                                    13,279    200,247       0.0%
    CoBiz Financial, Inc.                                         5,967     75,900       0.0%
    Codorus Valley Bancorp, Inc.                                    105      2,195       0.0%
    Cohen & Steers, Inc.                                          5,061    188,168       0.0%
    Columbia Banking System, Inc.                                 7,101    234,475       0.0%
    Comerica, Inc.                                                7,084    369,006       0.1%
#   Commerce Bancshares, Inc.                                    10,690    532,576       0.1%
#   Community Bank System, Inc.                                   5,381    253,499       0.0%
*   Community Bankers Trust Corp.                                   100        565       0.0%
    Community Trust Bancorp, Inc.                                 2,016     73,685       0.0%
    ConnectOne Bancorp, Inc.                                      3,612     66,280       0.0%
*   Consumer Portfolio Services, Inc.                             4,008     17,956       0.0%
#*  Cowen Group, Inc. Class A                                    12,908     41,951       0.0%
    Crawford & Co. Class A                                          900      8,091       0.0%
    Crawford & Co. Class B                                        3,450     38,813       0.0%
#*  Credit Acceptance Corp.                                       2,520    463,932       0.1%
*   CU Bancorp                                                    2,279     53,557       0.0%
#   Cullen/Frost Bankers, Inc.                                    5,996    455,636       0.1%
*   Customers Bancorp, Inc.                                       3,457     93,581       0.0%
#   CVB Financial Corp.                                          13,811    231,749       0.0%
    Diamond Hill Investment Group, Inc.                             495     90,095       0.0%
    Dime Community Bancshares, Inc.                               4,462     72,284       0.0%
    Discover Financial Services                                  21,125  1,189,971       0.2%
    DNB Financial Corp.                                             400     10,150       0.0%
    Donegal Group, Inc. Class A                                   2,543     38,272       0.0%
*   Donnelley Financial Solutions, Inc.                           2,185     46,868       0.0%
*   E*TRADE Financial Corp.                                      11,498    323,784       0.1%
*   Eagle Bancorp, Inc.                                           3,328    163,571       0.0%
    East West Bancorp, Inc.                                      12,725    502,765       0.1%
#   Eaton Vance Corp.                                            10,053    352,458       0.1%
*   eHealth, Inc.                                                 2,377     18,612       0.0%
    EMC Insurance Group, Inc.                                     2,651     64,552       0.0%
#*  Emergent Capital, Inc.                                        2,041      5,654       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Employers Holdings, Inc.                                      4,163 $  130,510       0.0%
#*  Encore Capital Group, Inc.                                    2,577     51,153       0.0%
    Endurance Specialty Holdings, Ltd.                            6,420    590,319       0.1%
#*  Enova International, Inc.                                     4,592     43,165       0.0%
*   Enstar Group, Ltd.                                            1,511    254,755       0.0%
    Enterprise Financial Services Corp.                           2,561     84,769       0.0%
    Erie Indemnity Co. Class A                                    2,040    208,876       0.0%
    ESSA Bancorp, Inc.                                            1,600     21,568       0.0%
    EverBank Financial Corp.                                     13,138    253,695       0.0%
    Evercore Partners, Inc. Class A                               5,400    290,250       0.1%
#   Everest Re Group, Ltd.                                        1,709    347,816       0.1%
*   Ezcorp, Inc. Class A                                          7,201     70,210       0.0%
#   FactSet Research Systems, Inc.                                1,263    195,411       0.0%
    Farmers Capital Bank Corp.                                      866     27,192       0.0%
    Farmers National Banc Corp.                                   3,026     31,773       0.0%
    FBL Financial Group, Inc. Class A                             1,900    120,270       0.0%
*   FCB Financial Holdings, Inc. Class A                          4,460    166,358       0.0%
    Federal Agricultural Mortgage Corp. Class C                     900     36,747       0.0%
#   Federated Investors, Inc. Class B                            11,112    300,024       0.1%
    Federated National Holding Co.                                1,400     25,074       0.0%
    Fidelity Southern Corp.                                       3,158     57,570       0.0%
    Fifth Third Bancorp                                          48,241  1,049,724       0.2%
    Financial Engines, Inc.                                       3,258     90,084       0.0%
    Financial Institutions, Inc.                                  1,729     46,424       0.0%
*   First Acceptance Corp.                                          900        774       0.0%
    First American Financial Corp.                               12,307    480,711       0.1%
*   First BanCorp(318672706)                                     26,420    135,535       0.0%
#   First Bancorp(318910106)                                      2,500     49,425       0.0%
    First Bancorp, Inc.                                           1,481     35,055       0.0%
    First Busey Corp.                                             4,727    109,241       0.0%
    First Business Financial Services, Inc.                         989     18,643       0.0%
    First Citizens BancShares, Inc. Class A                       1,236    359,676       0.1%
    First Commonwealth Financial Corp.                           10,643    108,133       0.0%
    First Community Bancshares, Inc.                              2,182     49,422       0.0%
    First Connecticut Bancorp., Inc.                              1,932     34,293       0.0%
    First Defiance Financial Corp.                                  812     32,058       0.0%
    First Financial Bancorp                                       7,661    164,712       0.0%
#   First Financial Bankshares, Inc.                              6,527    236,277       0.0%
    First Financial Corp.                                         1,138     45,634       0.0%
    First Financial Northwest, Inc.                               1,800     28,620       0.0%
*   First Foundation, Inc.                                        1,243     30,752       0.0%
#   First Horizon National Corp.                                 25,499    392,940       0.1%
    First Interstate BancSystem, Inc. Class A                     2,509     80,037       0.0%
    First Merchants Corp.                                         4,989    140,440       0.0%
    First Midwest Bancorp, Inc.                                   9,926    191,671       0.0%
*   First NBC Bank Holding Co.                                    2,000     10,800       0.0%
*   First Northwest Bancorp                                         533      7,297       0.0%
    First of Long Island Corp. (The)                              1,978     63,197       0.0%
    First Republic Bank                                           6,411    477,171       0.1%
    First South Bancorp, Inc.                                       100        970       0.0%
    FirstCash, Inc.                                               6,149    290,233       0.1%
*   Flagstar Bancorp, Inc.                                        6,895    189,130       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Flushing Financial Corp.                                      3,359 $   71,950       0.0%
#   FNB Corp.                                                    19,172    250,578       0.0%
#   FNF Group                                                    14,809    531,791       0.1%
#*  FNFV Group                                                    8,374    100,907       0.0%
    Franklin Resources, Inc.                                     15,505    521,898       0.1%
    Fulton Financial Corp.                                       16,401    244,375       0.0%
    Gain Capital Holdings, Inc.                                   6,251     28,755       0.0%
    GAMCO Investors, Inc. Class A                                 1,000     28,410       0.0%
#*  Genworth Financial, Inc. Class A                             60,600    250,884       0.0%
    German American Bancorp, Inc.                                 2,169     84,439       0.0%
#   Glacier Bancorp, Inc.                                         9,293    262,620       0.0%
*   Global Indemnity P.L.C.                                       1,457     43,768       0.0%
    Goldman Sachs Group, Inc. (The)                               7,839  1,397,223       0.2%
    Great Southern Bancorp, Inc.                                  1,567     64,795       0.0%
    Great Western Bancorp, Inc.                                   5,364    172,935       0.0%
#*  Green Bancorp, Inc.                                           1,214     12,565       0.0%
*   Green Dot Corp. Class A                                       5,972    132,578       0.0%
#   Greenhill & Co., Inc.                                         2,751     64,511       0.0%
*   Greenlight Capital Re, Ltd. Class A                           3,900     77,610       0.0%
    Guaranty Bancorp                                              2,400     45,600       0.0%
*   Hallmark Financial Services, Inc.                             2,226     23,061       0.0%
    Hancock Holding Co.                                           8,497    285,074       0.1%
    Hanmi Financial Corp.                                         3,980     99,500       0.0%
    Hanover Insurance Group, Inc. (The)                           3,823    291,274       0.1%
    Hartford Financial Services Group, Inc. (The)                22,823  1,006,723       0.2%
#   HCI Group, Inc.                                               1,645     44,596       0.0%
    Heartland Financial USA, Inc.                                 2,812    105,309       0.0%
    Hennessy Advisors, Inc.                                         738     21,313       0.0%
    Heritage Commerce Corp.                                       3,800     41,230       0.0%
    Heritage Financial Corp.                                      3,543     65,191       0.0%
#   Heritage Insurance Holdings, Inc.                             2,601     30,666       0.0%
    Heritage Oaks Bancorp                                         3,450     27,428       0.0%
*   Hilltop Holdings, Inc.                                       12,037    297,314       0.1%
    Hingham Institution for Savings                                 100     14,345       0.0%
    Home Bancorp, Inc.                                              500     14,355       0.0%
#   Home BancShares, Inc.                                        15,518    333,792       0.1%
*   HomeStreet, Inc.                                              3,322     91,521       0.0%
*   HomeTrust Bancshares, Inc.                                    2,400     44,640       0.0%
    Hope Bancorp, Inc.                                           16,825    271,556       0.0%
    HopFed Bancorp, Inc.                                              6         68       0.0%
    Horace Mann Educators Corp.                                   4,433    159,366       0.0%
    Horizon Bancorp                                               1,952     56,608       0.0%
    Huntington Bancshares, Inc.                                  67,583    716,380       0.1%
    Iberiabank Corp.                                              3,872    254,197       0.0%
    Independence Holding Co.                                      1,493     26,202       0.0%
    Independent Bank Corp.                                        3,301    182,050       0.0%
    Independent Bank Group, Inc.                                  2,294    110,800       0.0%
    Infinity Property & Casualty Corp.                              219     17,947       0.0%
    Interactive Brokers Group, Inc. Class A                      10,009    332,199       0.1%
    Intercontinental Exchange, Inc.                               3,746  1,012,881       0.2%
    International Bancshares Corp.                                8,040    248,034       0.0%
*   INTL. FCStone, Inc.                                           1,974     70,867       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Invesco, Ltd.                                                 25,507 $  716,492       0.1%
    Investment Technology Group, Inc.                              3,300     50,523       0.0%
    Investors Bancorp, Inc.                                       29,766    364,931       0.1%
    Investors Title Co.                                              100      9,600       0.0%
    James River Group Holdings, Ltd.                                 797     29,999       0.0%
#   Janus Capital Group, Inc.                                     20,172    258,605       0.0%
    JPMorgan Chase & Co.                                         117,793  8,158,343       1.2%
*   KCG Holdings, Inc. Class A                                    10,554    134,669       0.0%
    Kearny Financial Corp.                                        10,663    148,749       0.0%
    Kemper Corp.                                                   6,152    231,008       0.0%
    KeyCorp                                                       48,705    687,715       0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                   20,093     40,990       0.0%
    Lake Sunapee Bank Group                                          300      5,466       0.0%
    Lakeland Bancorp, Inc.                                         4,299     60,831       0.0%
    Lakeland Financial Corp.                                       2,564     94,458       0.0%
    LCNB Corp.                                                       700     12,040       0.0%
    LegacyTexas Financial Group, Inc.                              5,841    199,821       0.0%
    Legg Mason, Inc.                                               8,382    240,731       0.0%
#*  LendingClub Corp.                                             34,900    172,057       0.0%
#*  LendingTree, Inc.                                                779     62,203       0.0%
#   Leucadia National Corp.                                       14,855    277,343       0.0%
    Lincoln National Corp.                                         9,694    475,878       0.1%
    Loews Corp.                                                   14,181    610,208       0.1%
#   LPL Financial Holdings, Inc.                                  12,765    395,204       0.1%
#   M&T Bank Corp.                                                 3,045    373,713       0.1%
    Macatawa Bank Corp.                                            4,300     34,959       0.0%
    Maiden Holdings, Ltd.                                          8,467    115,575       0.0%
    MainSource Financial Group, Inc.                               3,341     83,391       0.0%
#   Manning & Napier, Inc.                                         1,962     13,538       0.0%
*   Markel Corp.                                                     650    570,329       0.1%
    MarketAxess Holdings, Inc.                                     2,293    345,693       0.1%
    Marlin Business Services Corp.                                 1,780     31,150       0.0%
    Marsh & McLennan Cos., Inc.                                    7,781    493,238       0.1%
    MB Financial, Inc.                                             8,107    295,014       0.1%
*   MBIA, Inc.                                                    17,849    137,437       0.0%
#   MBT Financial Corp.                                            3,354     29,515       0.0%
    Mercantile Bank Corp.                                          1,997     54,957       0.0%
    Merchants Bancshares, Inc.                                       666     28,638       0.0%
#   Mercury General Corp.                                          5,199    283,190       0.1%
    Meridian Bancorp, Inc.                                         6,693    106,753       0.0%
    Meta Financial Group, Inc.                                     1,054     77,206       0.0%
    MetLife, Inc.                                                 19,624    921,543       0.1%
*   MGIC Investment Corp.                                         12,754    104,073       0.0%
    Middleburg Financial Corp.                                       187      5,670       0.0%
#   MidSouth Bancorp, Inc.                                         1,200     12,300       0.0%
    MidWestOne Financial Group, Inc.                               1,517     44,114       0.0%
#   Moelis & Co. Class A                                           1,611     40,919       0.0%
#   Moody's Corp.                                                  1,908    191,792       0.0%
    Morgan Stanley                                                30,064  1,009,248       0.2%
    Morningstar, Inc.                                              2,945    208,005       0.0%
    MSCI, Inc.                                                     3,135    251,396       0.0%
    MutualFirst Financial, Inc.                                      500     13,675       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Nasdaq, Inc.                                                 10,423 $  666,759       0.1%
    National Bank Holdings Corp. Class A                          3,572     86,942       0.0%
#   National Bankshares, Inc.                                       518     18,001       0.0%
    National General Holdings Corp.                              11,527    236,880       0.0%
    National Interstate Corp.                                     1,987     64,379       0.0%
    National Western Life Group, Inc. Class A                       388     83,575       0.0%
*   Nationstar Mortgage Holdings, Inc.                            3,900     58,929       0.0%
    Navient Corp.                                                45,773    584,979       0.1%
    Navigators Group, Inc. (The)                                  1,818    169,438       0.0%
    NBT Bancorp, Inc.                                             5,278    177,921       0.0%
    Nelnet, Inc. Class A                                          3,852    150,921       0.0%
#   New York Community Bancorp, Inc.                             19,396    278,527       0.0%
*   NewStar Financial, Inc.                                       5,176     50,362       0.0%
*   Nicholas Financial, Inc.                                        801      7,706       0.0%
*   NMI Holdings, Inc. Class A                                    7,733     59,157       0.0%
    Northern Trust Corp.                                         13,843  1,002,510       0.2%
    Northfield Bancorp, Inc.                                      6,107    100,460       0.0%
    Northrim BanCorp, Inc.                                          900     22,095       0.0%
    NorthStar Asset Management Group, Inc.                       15,505    212,419       0.0%
    Northwest Bancshares, Inc.                                   12,413    195,381       0.0%
    OceanFirst Financial Corp.                                    3,230     66,796       0.0%
    OFG Bancorp                                                   5,465     58,202       0.0%
    Old Line Bancshares, Inc.                                     1,300     25,591       0.0%
    Old National Bancorp.                                        16,219    238,419       0.0%
    Old Republic International Corp.                             29,111    490,811       0.1%
    Old Second Bancorp, Inc.                                      2,390     18,523       0.0%
    OM Asset Management P.L.C.                                   10,680    150,268       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       2,903     39,887       0.0%
#*  OneMain Holdings, Inc.                                       15,253    432,270       0.1%
    Oppenheimer Holdings, Inc. Class A                            1,497     20,958       0.0%
    Opus Bank                                                     4,186     83,929       0.0%
    Oritani Financial Corp.                                       4,852     75,934       0.0%
    Pacific Continental Corp.                                     2,259     38,742       0.0%
*   Pacific Mercantile Bancorp                                    2,550     14,280       0.0%
*   Pacific Premier Bancorp, Inc.                                 3,105     80,264       0.0%
#   PacWest Bancorp                                              11,646    505,320       0.1%
#   Park National Corp.                                           1,852    179,514       0.0%
    Park Sterling Corp.                                           6,574     56,602       0.0%
    Peapack Gladstone Financial Corp.                             2,129     45,028       0.0%
#   Penns Woods Bancorp, Inc.                                       829     35,233       0.0%
*   PennyMac Financial Services, Inc. Class A                     4,318     73,838       0.0%
#   People's United Financial, Inc.                              29,185    473,964       0.1%
    People's Utah Bancorp                                           359      7,198       0.0%
    Peoples Bancorp, Inc.                                         2,083     51,596       0.0%
    Peoples Financial Services Corp.                                400     15,936       0.0%
*   PHH Corp.                                                     6,528     94,787       0.0%
*   PICO Holdings, Inc.                                           2,524     30,540       0.0%
    Pinnacle Financial Partners, Inc.                             4,228    218,165       0.0%
*   Piper Jaffray Cos.                                            1,000     56,550       0.0%
    PNC Financial Services Group, Inc. (The)                     16,112  1,540,307       0.2%
    Popular, Inc.                                                10,132    367,792       0.1%
#*  PRA Group, Inc.                                               5,759    183,712       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    Preferred Bank                                                1,595 $ 60,482       0.0%
    Premier Financial Bancorp, Inc.                               1,381   23,228       0.0%
#   Primerica, Inc.                                               6,446  352,596       0.1%
    Principal Financial Group, Inc.                              18,140  990,444       0.2%
    PrivateBancorp, Inc.                                          7,432  336,224       0.1%
    ProAssurance Corp.                                            5,066  270,018       0.0%
    Progressive Corp. (The)                                      31,032  977,818       0.2%
#   Prosperity Bancshares, Inc.                                   6,641  368,376       0.1%
    Provident Financial Holdings, Inc.                            1,300   24,804       0.0%
    Provident Financial Services, Inc.                            8,108  183,971       0.0%
#   Prudential Bancorp, Inc.                                        845   12,464       0.0%
    Prudential Financial, Inc.                                    9,158  776,507       0.1%
    Pzena Investment Management, Inc. Class A                     1,300    9,464       0.0%
    QCR Holdings, Inc.                                            1,492   48,490       0.0%
    Radian Group, Inc.                                           10,400  141,336       0.0%
    Raymond James Financial, Inc.                                 8,946  537,834       0.1%
*   Regional Management Corp.                                     1,515   33,739       0.0%
    Regions Financial Corp.                                      49,541  530,584       0.1%
    Reinsurance Group of America, Inc.                            2,701  291,330       0.1%
#   RenaissanceRe Holdings, Ltd.                                  4,575  568,627       0.1%
    Renasant Corp.                                                5,121  172,783       0.0%
    Republic Bancorp, Inc. Class A                                2,487   78,689       0.0%
#*  Republic First Bancorp, Inc.                                  1,200    4,740       0.0%
    Riverview Bancorp, Inc.                                         100      523       0.0%
#   RLI Corp.                                                     3,676  204,900       0.0%
    S&P Global, Inc.                                              3,480  424,038       0.1%
    S&T Bancorp, Inc.                                             4,255  133,564       0.0%
*   Safeguard Scientifics, Inc.                                   2,419   28,544       0.0%
    Safety Insurance Group, Inc.                                  1,754  118,746       0.0%
    Sandy Spring Bancorp, Inc.                                    2,710   85,907       0.0%
#*  Santander Consumer USA Holdings, Inc.                        40,720  496,784       0.1%
*   Seacoast Banking Corp. of Florida                             5,032   87,607       0.0%
    SEI Investments Co.                                           3,712  164,553       0.0%
    Selective Insurance Group, Inc.                               6,923  255,805       0.0%
    ServisFirst Bancshares, Inc.                                  2,081  112,665       0.0%
    Shore Bancshares, Inc.                                        1,532   19,564       0.0%
    SI Financial Group, Inc.                                      1,043   13,611       0.0%
    Sierra Bancorp                                                1,336   23,861       0.0%
*   Signature Bank                                                3,203  386,154       0.1%
    Silvercrest Asset Management Group, Inc. Class A                800    9,240       0.0%
    Simmons First National Corp. Class A                          3,755  185,309       0.0%
*   SLM Corp.                                                    54,632  385,156       0.1%
    South State Corp.                                             2,989  219,243       0.0%
*   Southern First Bancshares, Inc.                                 700   18,585       0.0%
    Southern National Bancorp of Virginia, Inc.                   1,100   14,432       0.0%
#   Southside Bancshares, Inc.                                    3,008   98,121       0.0%
    Southwest Bancorp, Inc.                                       2,086   38,904       0.0%
#   State Auto Financial Corp.                                    4,301   98,493       0.0%
    State Bank Financial Corp.                                    4,490   99,005       0.0%
    State National Cos., Inc.                                     4,369   44,695       0.0%
    State Street Corp.                                           12,485  876,572       0.1%
    Sterling Bancorp                                             15,910  286,380       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Stewart Information Services Corp.                            2,952 $  132,692       0.0%
*   Stifel Financial Corp.                                        6,069    237,541       0.0%
    Stock Yards Bancorp, Inc.                                     2,100     71,610       0.0%
    Stonegate Bank                                                1,770     61,313       0.0%
    Suffolk Bancorp                                               1,481     53,316       0.0%
#   Summit Financial Group, Inc.                                    333      6,583       0.0%
    Sun Bancorp, Inc.                                             2,206     50,738       0.0%
    SunTrust Banks, Inc.                                         15,867    717,664       0.1%
#*  SVB Financial Group                                           4,028    492,504       0.1%
    Synchrony Financial                                          34,960    999,506       0.2%
#   Synovus Financial Corp.                                      13,539    447,735       0.1%
    T Rowe Price Group, Inc.                                     16,430  1,051,684       0.2%
    TCF Financial Corp.                                          21,481    307,178       0.1%
    TD Ameritrade Holding Corp.                                  10,089    345,145       0.1%
    Territorial Bancorp, Inc.                                     1,300     37,076       0.0%
*   Texas Capital Bancshares, Inc.                                5,537    328,344       0.1%
    TFS Financial Corp.                                          15,012    267,514       0.0%
    Tiptree Financial, Inc. Class A                               5,339     30,966       0.0%
#   Tompkins Financial Corp.                                      1,833    145,320       0.0%
    Torchmark Corp.                                               7,546    478,492       0.1%
    Towne Bank                                                    7,506    186,149       0.0%
    Travelers Cos., Inc. (The)                                   15,702  1,698,642       0.3%
    Trico Bancshares                                              2,756     72,538       0.0%
#*  TriState Capital Holdings, Inc.                               3,588     63,328       0.0%
    TrustCo Bank Corp. NY                                        12,164     85,148       0.0%
#   Trustmark Corp.                                               8,274    229,024       0.0%
    U.S. Bancorp.                                                55,812  2,498,145       0.4%
#   UMB Financial Corp.                                           4,707    292,069       0.1%
    Umpqua Holdings Corp.                                        20,821    318,145       0.1%
    Union Bankshares Corp.                                        5,333    148,951       0.0%
#   United Bankshares, Inc.                                       7,416    279,583       0.1%
    United Community Banks, Inc.                                  8,681    187,249       0.0%
    United Community Financial Corp.                              6,434     47,290       0.0%
    United Financial Bancorp, Inc.                                6,408     94,262       0.0%
    United Fire Group, Inc.                                       3,118    123,223       0.0%
    United Insurance Holdings Corp.                               2,457     35,627       0.0%
*   United Security Bancshares                                      397      2,461       0.0%
    Universal Insurance Holdings, Inc.                            6,041    128,673       0.0%
    Univest Corp. of Pennsylvania                                 3,467     82,341       0.0%
    Unum Group                                                   13,812    488,945       0.1%
    Validus Holdings, Ltd.                                        7,601    388,411       0.1%
#   Valley National Bancorp                                      30,147    297,249       0.1%
    Value Line, Inc.                                                213      3,815       0.0%
#   Virtu Financial, Inc. Class A                                 1,500     19,200       0.0%
#   Virtus Investment Partners, Inc.                              1,053    112,987       0.0%
    Voya Financial, Inc.                                          7,515    229,583       0.0%
#   Waddell & Reed Financial, Inc. Class A                        8,882    139,625       0.0%
*   Walker & Dunlop, Inc.                                         3,740     90,022       0.0%
    Washington Federal, Inc.                                     10,134    276,152       0.0%
    Washington Trust Bancorp, Inc.                                2,152     98,777       0.0%
    WashingtonFirst Bankshares, Inc.                              1,402     34,279       0.0%
    Waterstone Financial, Inc.                                    4,026     68,241       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Financials -- (Continued)
#   Webster Financial Corp.                                       10,446 $    422,018       0.1%
    Wells Fargo & Co.                                            190,545    8,766,975       1.3%
    WesBanco, Inc.                                                 4,670      153,690       0.0%
    West Bancorporation, Inc.                                      1,799       34,721       0.0%
#   Westamerica Bancorporation                                     1,988       98,525       0.0%
*   Western Alliance Bancorp                                      11,595      433,189       0.1%
#   Western New England Bancorp, Inc.                              1,934       15,279       0.0%
    Westwood Holdings Group, Inc.                                  1,057       54,488       0.0%
    White Mountains Insurance Group, Ltd.                            482      399,925       0.1%
    Willis Towers Watson P.L.C.                                    3,201      403,006       0.1%
    Wintrust Financial Corp.                                       4,855      261,927       0.0%
#   WisdomTree Investments, Inc.                                   9,500       81,510       0.0%
*   WMIH Corp.                                                     5,650       11,865       0.0%
#*  World Acceptance Corp.                                           900       42,768       0.0%
#   WR Berkley Corp.                                               7,550      431,105       0.1%
    WSFS Financial Corp.                                           3,632      127,302       0.0%
    XL Group, Ltd.                                                10,466      363,170       0.1%
    Yadkin Financial Corp.                                         5,694      157,952       0.0%
    Zions Bancorporation                                          10,885      350,606       0.1%
                                                                         ------------      ----
Total Financials                                                          132,487,197      19.3%
                                                                         ------------      ----
Health Care -- (6.4%)
#   Abaxis, Inc.                                                   2,536      121,069       0.0%
    Abbott Laboratories                                           46,047    1,806,884       0.3%
#*  Abeona Therapeutics, Inc.                                      3,000       19,650       0.0%
#*  ABIOMED, Inc.                                                  1,200      125,988       0.0%
#*  Acadia Healthcare Co., Inc.                                    8,750      314,650       0.1%
#*  Accuray, Inc.                                                  9,898       48,500       0.0%
    Aceto Corp.                                                    3,079       56,438       0.0%
#*  Acorda Therapeutics, Inc.                                      4,272       75,614       0.0%
#*  Adamas Pharmaceuticals, Inc.                                   2,400       32,976       0.0%
*   Addus HomeCare Corp.                                           1,700       43,010       0.0%
    Aetna, Inc.                                                   14,628    1,570,316       0.2%
#*  Air Methods Corp.                                              4,603      121,749       0.0%
#*  Akorn, Inc.                                                   15,300      366,435       0.1%
*   Albany Molecular Research, Inc.                                2,219       34,594       0.0%
*   Alere, Inc.                                                    8,442      377,189       0.1%
*   Alexion Pharmaceuticals, Inc.                                  2,106      274,833       0.1%
#*  Align Technology, Inc.                                         3,888      334,057       0.1%
*   Alkermes P.L.C.                                                1,389       70,020       0.0%
*   Alliance HealthCare Services, Inc.                               450        3,758       0.0%
*   Allscripts Healthcare Solutions, Inc.                         17,776      213,490       0.0%
*   Almost Family, Inc.                                            1,314       51,575       0.0%
#*  Alnylam Pharmaceuticals, Inc.                                  1,000       35,600       0.0%
*   Amedisys, Inc.                                                 3,000      129,780       0.0%
#   AmerisourceBergen Corp.                                        2,300      161,736       0.0%
    Amgen, Inc.                                                   14,700    2,075,052       0.3%
*   AMN Healthcare Services, Inc.                                  7,440      244,032       0.1%
#*  Amphastar Pharmaceuticals, Inc.                                3,993       72,433       0.0%
#*  Amsurg Corp.                                                   7,960      475,610       0.1%
    Analogic Corp.                                                 1,418      116,063       0.0%
*   AngioDynamics, Inc.                                            4,862       77,500       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Health Care -- (Continued)
*   Anika Therapeutics, Inc.                                      2,097 $   93,023       0.0%
    Anthem, Inc.                                                 10,135  1,235,051       0.2%
*   Applied Genetic Technologies Corp.                              868      6,206       0.0%
*   Aptevo Therapeutics, Inc.                                     1,916      4,234       0.0%
#*  Ardelyx, Inc.                                                 2,640     32,472       0.0%
#*  Assembly Biosciences, Inc.                                    1,358     19,175       0.0%
#*  athenahealth, Inc.                                            1,448    149,607       0.0%
    Atrion Corp.                                                    178     78,169       0.0%
*   Biogen, Inc.                                                  2,928    820,367       0.1%
#*  BioMarin Pharmaceutical, Inc.                                 1,500    120,780       0.0%
*   BioSpecifics Technologies Corp.                               1,201     52,111       0.0%
*   BioTelemetry, Inc.                                            3,656     64,711       0.0%
#*  Bluebird Bio, Inc.                                              700     33,425       0.0%
*   Boston Scientific Corp.                                       7,400    162,800       0.0%
*   Bovie Medical Corp.                                             200      1,102       0.0%
#*  Brookdale Senior Living, Inc.                                18,072    260,779       0.1%
    Bruker Corp.                                                  8,800    180,312       0.0%
*   Cambrex Corp.                                                 4,800    193,440       0.0%
    Cantel Medical Corp.                                          3,308    235,629       0.0%
#*  Capital Senior Living Corp.                                   4,758     75,985       0.0%
#*  Cara Therapeutics, Inc.                                       2,500     17,475       0.0%
    Cardinal Health, Inc.                                         4,478    307,594       0.1%
#*  Celldex Therapeutics, Inc.                                    8,800     27,720       0.0%
*   Centene Corp.                                                10,077    629,611       0.1%
#*  Cerner Corp.                                                  3,200    187,456       0.0%
*   Charles River Laboratories International, Inc.                3,707    281,287       0.1%
#   Chemed Corp.                                                  2,287    323,428       0.1%
    Cigna Corp.                                                   4,179    496,591       0.1%
*   Civitas Solutions, Inc.                                       3,449     58,978       0.0%
#   Computer Programs & Systems, Inc.                               864     22,550       0.0%
*   Concert Pharmaceuticals, Inc.                                 1,100      8,492       0.0%
    CONMED Corp.                                                  3,406    136,240       0.0%
*   CorVel Corp.                                                  2,500     86,375       0.0%
    CR Bard, Inc.                                                 2,167    469,546       0.1%
*   Cross Country Healthcare, Inc.                                2,841     31,734       0.0%
    CryoLife, Inc.                                                2,753     46,801       0.0%
#*  Cumberland Pharmaceuticals, Inc.                              1,600      7,600       0.0%
*   Cutera, Inc.                                                  1,041     13,637       0.0%
*   Cynosure, Inc. Class A                                        2,026     86,409       0.0%
*   DaVita, Inc.                                                 14,677    860,366       0.1%
    DENTSPLY SIRONA, Inc.                                         9,800    564,186       0.1%
#*  DexCom, Inc.                                                    800     62,592       0.0%
    Digirad Corp.                                                 2,900     12,760       0.0%
#*  Diplomat Pharmacy, Inc.                                       5,991    138,811       0.0%
*   Edwards Lifesciences Corp.                                    2,900    276,138       0.1%
*   Emergent BioSolutions, Inc.                                   3,833    102,418       0.0%
*   Enanta Pharmaceuticals, Inc.                                  1,700     39,984       0.0%
#   Ensign Group, Inc. (The)                                      5,134     94,825       0.0%
#*  Envision Healthcare Holdings, Inc.                           16,171    319,862       0.1%
*   Epizyme, Inc.                                                 5,118     46,318       0.0%
*   Exactech, Inc.                                                1,765     42,625       0.0%
#*  Exelixis, Inc.                                               11,800    124,962       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Health Care -- (Continued)
*   Express Scripts Holding Co.                                  32,987 $2,223,324       0.3%
#*  Five Prime Therapeutics, Inc.                                 5,298    257,112       0.1%
*   Five Star Quality Care, Inc.                                  4,100     11,480       0.0%
#*  Genesis Healthcare, Inc.                                      6,900     18,078       0.0%
    Gilead Sciences, Inc.                                        16,000  1,178,080       0.2%
#*  Globus Medical, Inc. Class A                                  8,505    188,216       0.0%
*   Haemonetics Corp.                                             4,125    137,816       0.0%
#*  Halyard Health, Inc.                                          5,734    185,495       0.0%
#*  HealthEquity, Inc.                                            1,226     40,740       0.0%
    HealthSouth Corp.                                             5,161    207,214       0.0%
*   HealthStream, Inc.                                            2,844     76,703       0.0%
*   Healthways, Inc.                                              4,325    107,260       0.0%
#*  Henry Schein, Inc.                                            2,660    396,872       0.1%
    Hill-Rom Holdings, Inc.                                       6,247    346,146       0.1%
*   HMS Holdings Corp.                                            7,762    163,545       0.0%
*   Hologic, Inc.                                                10,603    381,814       0.1%
#*  Horizon Pharma P.L.C.                                        17,365    290,343       0.1%
    Humana, Inc.                                                  4,466    766,053       0.1%
*   ICU Medical, Inc.                                             1,465    204,075       0.0%
#*  IDEXX Laboratories, Inc.                                      2,276    243,851       0.0%
#*  Ignyta, Inc.                                                  2,300     11,500       0.0%
*   Impax Laboratories, Inc.                                      6,800    136,680       0.0%
*   INC Research Holdings, Inc. Class A                           3,219    147,108       0.0%
*   Incyte Corp.                                                  4,430    385,277       0.1%
    Innoviva, Inc.                                                1,000     10,300       0.0%
#*  Inogen, Inc.                                                  1,168     62,687       0.0%
#*  Inotek Pharmaceuticals Corp.                                  3,086     21,602       0.0%
#*  Insys Therapeutics, Inc.                                      2,400     25,944       0.0%
*   Integer Holdings Corp.                                        2,889     63,702       0.0%
#*  Integra LifeSciences Holdings Corp.                           2,932    233,123       0.0%
#*  Intercept Pharmaceuticals, Inc.                                 355     43,928       0.0%
*   Intuitive Surgical, Inc.                                        425    285,634       0.1%
#   Invacare Corp.                                                3,508     32,098       0.0%
#*  Jazz Pharmaceuticals P.L.C.                                   1,348    147,566       0.0%
#*  Juno Therapeutics, Inc.                                       8,800    213,752       0.0%
*   Karyopharm Therapeutics, Inc.                                   880      6,371       0.0%
*   Kindred Biosciences, Inc.                                     1,800      9,720       0.0%
    Kindred Healthcare, Inc.                                      8,957     88,226       0.0%
*   Laboratory Corp. of America Holdings                          6,228    780,618       0.1%
    Landauer, Inc.                                                  901     39,194       0.0%
#*  Lannett Co., Inc.                                             4,500     98,550       0.0%
    LeMaitre Vascular, Inc.                                       1,500     31,410       0.0%
*   LHC Group, Inc.                                               2,126     72,858       0.0%
#*  Lipocine, Inc.                                                1,415      4,542       0.0%
*   LivaNova P.L.C.                                               1,855    105,141       0.0%
*   Luminex Corp.                                                 3,498     72,863       0.0%
*   Magellan Health, Inc.                                         2,764    142,208       0.0%
*   Mallinckrodt P.L.C.                                           6,728    398,701       0.1%
*   Masimo Corp.                                                  4,918    270,490       0.1%
    McKesson Corp.                                                5,571    708,464       0.1%
#*  Medicines Co. (The)                                           4,231    139,411       0.0%
#*  Medidata Solutions, Inc.                                        800     38,392       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Health Care -- (Continued)
    Medtronic P.L.C.                                             27,831 $2,282,699       0.3%
#   Meridian Bioscience, Inc.                                     5,139     84,537       0.0%
*   Merit Medical Systems, Inc.                                   4,400     96,580       0.0%
*   Mettler-Toledo International, Inc.                              789    318,819       0.1%
#*  MiMedx Group, Inc.                                            1,700     15,147       0.0%
*   Mirati Therapeutics, Inc.                                     2,200     11,110       0.0%
*   Molina Healthcare, Inc.                                       6,438    350,292       0.1%
#*  Myriad Genetics, Inc.                                         6,428    126,696       0.0%
    National HealthCare Corp.                                     1,522     98,473       0.0%
    National Research Corp. Class A                               2,000     30,700       0.0%
*   Natus Medical, Inc.                                           3,006    118,286       0.0%
*   Neogen Corp.                                                  2,907    153,170       0.0%
*   Neurocrine Biosciences, Inc.                                  1,700     74,409       0.0%
*   NewLink Genetics Corp.                                          540      6,561       0.0%
#*  NuVasive, Inc.                                                3,248    194,003       0.0%
*   Nuvectra Corp.                                                  663      3,560       0.0%
#*  Ocular Therapeutix, Inc.                                      1,800     10,188       0.0%
*   Omnicell, Inc.                                                3,416    111,447       0.0%
#*  OPKO Health, Inc.                                            40,321    379,824       0.1%
*   OraSure Technologies, Inc.                                    4,389     32,961       0.0%
*   Orthofix International NV                                     1,746     63,991       0.0%
#*  Otonomy, Inc.                                                 3,587     54,164       0.0%
#*  OvaScience, Inc.                                              3,800     19,152       0.0%
    Owens & Minor, Inc.                                           6,644    215,598       0.0%
#*  PAREXEL International Corp.                                   4,309    251,042       0.1%
#   Patterson Cos., Inc.                                         12,254    523,368       0.1%
*   PharMerica Corp.                                              4,100     97,580       0.0%
    Phibro Animal Health Corp. Class A                              934     24,237       0.0%
*   PRA Health Sciences, Inc.                                     1,900    101,118       0.0%
#*  Premier, Inc. Class A                                         3,800    120,992       0.0%
*   Prestige Brands Holdings, Inc.                                5,590    253,115       0.1%
*   Providence Service Corp. (The)                                1,714     69,357       0.0%
#*  PTC Therapeutics, Inc.                                        2,400     14,904       0.0%
    Quality Systems, Inc.                                         6,157     79,364       0.0%
    Quest Diagnostics, Inc.                                      10,539    858,296       0.1%
#*  Quidel Corp.                                                  2,398     46,281       0.0%
#*  Quintiles IMS Holdings, Inc.                                  5,186    372,044       0.1%
*   RadNet, Inc.                                                  3,296     22,907       0.0%
#*  Regeneron Pharmaceuticals, Inc.                                 800    276,016       0.1%
*   Regulus Therapeutics, Inc.                                    4,800     13,200       0.0%
#   ResMed, Inc.                                                  2,537    151,637       0.0%
#*  Retrophin, Inc.                                               4,500     84,825       0.0%
#*  Revance Therapeutics, Inc.                                    2,100     28,035       0.0%
*   Rigel Pharmaceuticals, Inc.                                   4,247     11,042       0.0%
*   RTI Surgical, Inc.                                            9,786     24,954       0.0%
*   SciClone Pharmaceuticals, Inc.                                4,713     42,181       0.0%
*   SeaSpine Holdings Corp.                                         959      8,928       0.0%
#*  Seattle Genetics, Inc.                                        1,200     62,040       0.0%
#*  Select Medical Holdings Corp.                                15,657    203,541       0.0%
    Simulations Plus, Inc.                                        2,208     18,547       0.0%
#*  Spectrum Pharmaceuticals, Inc.                                7,870     27,860       0.0%
    St Jude Medical, Inc.                                        14,221  1,106,963       0.2%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Health Care -- (Continued)
    STERIS P.L.C.                                                 2,981 $   199,190       0.0%
    Stryker Corp.                                                 5,476     631,657       0.1%
*   Sucampo Pharmaceuticals, Inc. Class A                         7,261      82,775       0.0%
#*  Supernus Pharmaceuticals, Inc.                                2,840      56,232       0.0%
*   Surmodics, Inc.                                               1,299      32,345       0.0%
#*  Team Health Holdings, Inc.                                    3,700     158,545       0.0%
#   Teleflex, Inc.                                                1,500     214,695       0.0%
#*  TESARO, Inc.                                                  1,070     129,342       0.0%
*   Titan Pharmaceuticals, Inc.                                   2,800      12,740       0.0%
*   TransEnterix, Inc.                                            4,200       6,300       0.0%
#*  Triple-S Management Corp. Class B                             2,795      57,801       0.0%
#*  United Therapeutics Corp.                                     5,297     636,011       0.1%
    UnitedHealth Group, Inc.                                     20,900   2,953,797       0.4%
*   Universal American Corp.                                      9,293      69,790       0.0%
    US Physical Therapy, Inc.                                     1,720      97,868       0.0%
    Utah Medical Products, Inc.                                     296      18,396       0.0%
#*  Varian Medical Systems, Inc.                                  2,975     269,922       0.1%
#*  Vascular Solutions, Inc.                                      1,412      64,387       0.0%
*   VCA, Inc.                                                     7,349     451,670       0.1%
#*  Veeva Systems, Inc. Class A                                   2,951     114,646       0.0%
*   Versartis, Inc.                                                 300       3,315       0.0%
*   Vertex Pharmaceuticals, Inc.                                  1,000      75,860       0.0%
*   VWR Corp.                                                    16,476     453,255       0.1%
*   Waters Corp.                                                  1,500     208,710       0.0%
*   WellCare Health Plans, Inc.                                   5,576     632,932       0.1%
    West Pharmaceutical Services, Inc.                            4,578     348,065       0.1%
#*  Wright Medical Group NV                                       7,907     173,242       0.0%
*   Xencor, Inc.                                                  3,696      78,688       0.0%
    Zimmer Biomet Holdings, Inc.                                  6,283     662,228       0.1%
    Zoetis, Inc.                                                  5,360     256,208       0.1%
*   Zogenix, Inc.                                                 2,410      19,642       0.0%
                                                                        -----------       ---
Total Health Care                                                        50,364,622       7.3%
                                                                        -----------       ---
Industrials -- (11.8%)
    3M Co.                                                        8,405   1,389,346       0.2%
    AAON, Inc.                                                    6,000     179,700       0.0%
    AAR Corp.                                                     3,999     128,648       0.0%
    ABM Industries, Inc.                                          5,685     222,170       0.0%
    Acacia Research Corp.                                         4,008      23,447       0.0%
*   ACCO Brands Corp.                                            13,792     153,091       0.0%
#   Actuant Corp. Class A                                         4,300      95,890       0.0%
#   Acuity Brands, Inc.                                             800     178,856       0.0%
#   Advanced Drainage Systems, Inc.                               8,910     170,181       0.0%
*   Advisory Board Co. (The)                                      2,837     112,913       0.0%
*   AECOM                                                        15,937     443,845       0.1%
*   Aegion Corp.                                                  3,771      69,801       0.0%
    AGCO Corp.                                                    9,069     463,245       0.1%
#   Air Lease Corp.                                              11,616     351,500       0.1%
*   Air Transport Services Group, Inc.                            7,851     103,869       0.0%
    Aircastle, Ltd.                                               9,839     202,191       0.0%
    Alamo Group, Inc.                                             1,500      97,380       0.0%
    Alaska Air Group, Inc.                                       14,000   1,011,080       0.2%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    Albany International Corp. Class A                            2,900 $118,175       0.0%
    Allegiant Travel Co.                                          1,850  255,115       0.0%
    Allegion P.L.C.                                               3,703  236,400       0.0%
    Allied Motion Technologies, Inc.                              1,625   32,143       0.0%
    Allison Transmission Holdings, Inc.                          20,039  586,942       0.1%
    Altra Industrial Motion Corp.                                 3,513  103,634       0.0%
    AMERCO                                                        1,383  445,865       0.1%
*   Ameresco, Inc. Class A                                        3,516   16,877       0.0%
#   American Airlines Group, Inc.                                 7,897  320,618       0.1%
    American Railcar Industries, Inc.                             1,731   63,666       0.0%
*   American Woodmark Corp.                                       2,528  188,842       0.0%
    AMETEK, Inc.                                                 12,522  552,220       0.1%
#   AO Smith Corp.                                                3,600  162,612       0.0%
#   Apogee Enterprises, Inc.                                      3,534  144,011       0.0%
    Applied Industrial Technologies, Inc.                         3,888  197,510       0.0%
*   ARC Document Solutions, Inc.                                  6,764   23,201       0.0%
    ArcBest Corp.                                                 2,869   57,093       0.0%
    Arconic, Inc.                                                16,980  487,666       0.1%
    Argan, Inc.                                                   2,465  140,135       0.0%
*   Armstrong Flooring, Inc.                                      3,539   57,296       0.0%
#*  Armstrong World Industries, Inc.                              6,077  227,888       0.0%
*   Arotech Corp.                                                 2,195    5,817       0.0%
    Astec Industries, Inc.                                        2,462  136,296       0.0%
*   Astronics Corp.                                               3,163  117,094       0.0%
*   Astronics Corp. Class B                                         474   17,538       0.0%
*   Atlas Air Worldwide Holdings, Inc.                            2,984  124,880       0.0%
*   Avis Budget Group, Inc.                                      11,621  376,056       0.1%
    AZZ, Inc.                                                     3,233  172,157       0.0%
#   B/E Aerospace, Inc.                                           4,581  272,661       0.1%
*   Babcock & Wilcox Enterprises, Inc.                            4,933   77,645       0.0%
    Barnes Group, Inc.                                            6,560  261,350       0.0%
    Barrett Business Services, Inc.                               1,334   59,803       0.0%
*   Beacon Roofing Supply, Inc.                                   7,053  296,508       0.1%
*   BMC Stock Holdings, Inc.                                      5,385   89,122       0.0%
    Brady Corp. Class A                                           4,124  136,504       0.0%
#   Briggs & Stratton Corp.                                       5,115   95,241       0.0%
    Brink's Co. (The)                                             7,295  288,517       0.1%
*   Broadwind Energy, Inc.                                        2,383   10,366       0.0%
#*  Builders FirstSource, Inc.                                    9,365   90,560       0.0%
*   CAI International, Inc.                                       1,816   13,820       0.0%
    Carlisle Cos., Inc.                                           3,846  403,253       0.1%
*   Casella Waste Systems, Inc. Class A                           4,849   54,309       0.0%
*   CBIZ, Inc.                                                    7,764   85,792       0.0%
    CDI Corp.                                                     2,402   14,772       0.0%
    CEB, Inc.                                                     2,528  122,987       0.0%
    CECO Environmental Corp.                                      4,185   41,432       0.0%
#   Celadon Group, Inc.                                           2,824   18,356       0.0%
#   CH Robinson Worldwide, Inc.                                   3,872  263,761       0.0%
*   Chart Industries, Inc.                                        3,649  101,223       0.0%
    Chicago Bridge & Iron Co. NV                                  7,448  238,485       0.0%
#   Cintas Corp.                                                  3,157  336,757       0.1%
    CIRCOR International, Inc.                                    1,665   89,544       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
*   Civeo Corp.                                                   7,798 $    8,812       0.0%
    CLARCOR, Inc.                                                 5,212    324,239       0.1%
*   Clean Harbors, Inc.                                           6,905    326,745       0.1%
*   Colfax Corp.                                                 11,659    370,640       0.1%
    Columbus McKinnon Corp.                                       2,711     52,837       0.0%
    Comfort Systems USA, Inc.                                     4,860    140,211       0.0%
*   Commercial Vehicle Group, Inc.                                4,200     19,068       0.0%
*   Continental Building Products, Inc.                           5,600    114,520       0.0%
    Copa Holdings SA Class A                                      3,421    315,519       0.1%
*   Copart, Inc.                                                  8,000    419,760       0.1%
#   Covanta Holding Corp.                                        18,572    278,580       0.1%
*   Covenant Transportation Group, Inc. Class A                   2,301     36,793       0.0%
*   CPI Aerostructures, Inc.                                        400      2,700       0.0%
*   CRA International, Inc.                                       1,211     37,711       0.0%
    Crane Co.                                                     7,300    496,473       0.1%
    CSX Corp.                                                    40,777  1,244,106       0.2%
    Cummins, Inc.                                                 5,221    667,348       0.1%
    Curtiss-Wright Corp.                                          5,612    502,947       0.1%
#   Deere & Co.                                                   7,870    694,921       0.1%
    Delta Air Lines, Inc.                                        40,560  1,694,191       0.3%
#   Deluxe Corp.                                                  5,832    356,918       0.1%
#   Donaldson Co., Inc.                                           9,379    342,521       0.1%
    Douglas Dynamics, Inc.                                        3,336    107,086       0.0%
    Dover Corp.                                                  10,053    672,445       0.1%
*   Ducommun, Inc.                                                1,377     26,218       0.0%
    Dun & Bradstreet Corp. (The)                                  1,884    235,217       0.0%
*   DXP Enterprises, Inc.                                         1,436     31,290       0.0%
#*  Dycom Industries, Inc.                                        4,466    343,569       0.1%
    Dynamic Materials Corp.                                       2,624     28,470       0.0%
    Eastern Co. (The)                                               312      6,146       0.0%
    Eaton Corp. P.L.C.                                           14,621    932,381       0.1%
#*  Echo Global Logistics, Inc.                                   3,386     71,783       0.0%
    EMCOR Group, Inc.                                             7,703    465,723       0.1%
    Emerson Electric Co.                                         11,743    595,135       0.1%
    Encore Wire Corp.                                             2,272     77,589       0.0%
*   Energy Recovery, Inc.                                         3,500     42,735       0.0%
    EnerSys                                                       5,445    354,633       0.1%
*   Engility Holdings, Inc.                                       4,514    129,687       0.0%
    Ennis, Inc.                                                   3,343     48,975       0.0%
    EnPro Industries, Inc.                                        1,800     97,416       0.0%
    Equifax, Inc.                                                 3,769    467,243       0.1%
    ESCO Technologies, Inc.                                       3,134    139,620       0.0%
    Espey Manufacturing & Electronics Corp.                         200      5,085       0.0%
    Essendant, Inc.                                               4,286     65,790       0.0%
*   Esterline Technologies Corp.                                  3,635    266,991       0.1%
#   Expeditors International of Washington, Inc.                  2,830    145,660       0.0%
    Exponent, Inc.                                                2,500    143,125       0.0%
#   Fastenal Co.                                                  6,734    262,491       0.0%
    Federal Signal Corp.                                          9,980    122,554       0.0%
    FedEx Corp.                                                   9,778  1,704,501       0.3%
#   Flowserve Corp.                                               8,189    346,804       0.1%
    Fluor Corp.                                                   8,804    457,720       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    Fortive Corp.                                                 3,600 $  183,780       0.0%
    Fortune Brands Home & Security, Inc.                          8,682    474,298       0.1%
    Forward Air Corp.                                             3,378    139,579       0.0%
*   Franklin Covey Co.                                            1,696     31,037       0.0%
    Franklin Electric Co., Inc.                                   4,621    168,435       0.0%
    FreightCar America, Inc.                                      1,200     15,672       0.0%
*   FTI Consulting, Inc.                                          5,099    198,657       0.0%
*   Fuel Tech, Inc.                                               1,500      1,928       0.0%
    G&K Services, Inc. Class A                                    2,701    255,785       0.0%
#   GATX Corp.                                                    4,312    188,736       0.0%
*   Gencor Industries, Inc.                                         936     11,326       0.0%
#*  Generac Holdings, Inc.                                        5,106    194,488       0.0%
#   General Cable Corp.                                           5,143     72,002       0.0%
#*  Genesee & Wyoming, Inc. Class A                               6,393    434,340       0.1%
*   Gibraltar Industries, Inc.                                    3,616    140,662       0.0%
    Global Brass & Copper Holdings, Inc.                          2,379     68,277       0.0%
#*  Golden Ocean Group, Ltd.                                        744      2,708       0.0%
*   Goldfield Corp. (The)                                         4,400     12,100       0.0%
    Gorman-Rupp Co. (The)                                         2,646     63,557       0.0%
*   GP Strategies Corp.                                           2,129     55,035       0.0%
#   Graco, Inc.                                                   3,790    283,871       0.1%
    Graham Corp.                                                  1,598     28,524       0.0%
    Granite Construction, Inc.                                    3,858    189,659       0.0%
*   Great Lakes Dredge & Dock Corp.                               6,473     22,979       0.0%
#   Greenbrier Cos., Inc. (The)                                   2,478     78,057       0.0%
#   Griffon Corp.                                                 5,226     87,274       0.0%
    H&E Equipment Services, Inc.                                  6,910     96,395       0.0%
    Hardinge, Inc.                                                1,951     18,925       0.0%
    Harsco Corp.                                                 10,414    101,537       0.0%
#*  Hawaiian Holdings, Inc.                                       8,502    382,803       0.1%
*   HC2 Holdings, Inc.                                              936      3,725       0.0%
*   HD Supply Holdings, Inc.                                      4,104    135,432       0.0%
#   Healthcare Services Group, Inc.                               2,876    106,326       0.0%
    Heartland Express, Inc.                                      11,366    209,134       0.0%
    HEICO Corp.                                                   2,700    182,412       0.0%
    HEICO Corp. Class A                                           4,191    251,460       0.0%
    Heidrick & Struggles International, Inc.                      1,671     30,914       0.0%
*   Herc Holdings, Inc.                                           2,117     63,701       0.0%
*   Heritage-Crystal Clean, Inc.                                  2,488     32,593       0.0%
    Herman Miller, Inc.                                           9,182    255,260       0.0%
*   Hertz Global Holdings, Inc.                                   6,352    210,569       0.0%
#   Hexcel Corp.                                                  8,524    387,757       0.1%
*   Hill International, Inc.                                      4,939     19,015       0.0%
    Hillenbrand, Inc.                                             8,312    252,269       0.0%
    HNI Corp.                                                     6,924    281,530       0.1%
    Honeywell International, Inc.                                10,169  1,115,336       0.2%
    Houston Wire & Cable Co.                                      1,200      6,420       0.0%
*   Hub Group, Inc. Class A                                       3,883    141,535       0.0%
    Hubbell, Inc.                                                 3,923    410,032       0.1%
    Hudson Global, Inc.                                           2,300      3,312       0.0%
*   Hudson Technologies, Inc.                                     3,844     23,448       0.0%
    Hurco Cos., Inc.                                                500     13,100       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
*   Huron Consulting Group, Inc.                                  2,502 $  140,237       0.0%
    Hyster-Yale Materials Handling, Inc.                          1,249     72,704       0.0%
*   ICF International, Inc.                                       2,339    108,530       0.0%
    IDEX Corp.                                                    2,200    190,168       0.0%
*   IES Holdings, Inc.                                            2,033     30,393       0.0%
    Illinois Tool Works, Inc.                                     5,161    586,135       0.1%
    Ingersoll-Rand P.L.C.                                        15,494  1,042,591       0.2%
*   InnerWorkings, Inc.                                           8,158     71,872       0.0%
*   Innovative Solutions & Support, Inc.                            400      1,276       0.0%
    Insperity, Inc.                                               2,668    200,634       0.0%
    Insteel Industries, Inc.                                      2,307     62,058       0.0%
    Interface, Inc.                                               9,223    146,185       0.0%
    ITT, Inc.                                                    10,850    382,137       0.1%
*   Jacobs Engineering Group, Inc.                                5,310    273,890       0.1%
    JB Hunt Transport Services, Inc.                              3,605    294,204       0.1%
*   JetBlue Airways Corp.                                        33,180    579,986       0.1%
    John Bean Technologies Corp.                                  2,511    200,503       0.0%
    Johnson Controls International P.L.C.                        33,500  1,350,720       0.2%
    Joy Global, Inc.                                             10,714    298,171       0.1%
    Kadant, Inc.                                                  1,382     71,380       0.0%
#   Kaman Corp.                                                   3,169    138,359       0.0%
    Kansas City Southern                                          6,087    534,195       0.1%
    KAR Auction Services, Inc.                                   14,992    638,359       0.1%
    KBR, Inc.                                                    17,309    256,346       0.0%
    Kelly Services, Inc. Class A                                  4,323     80,970       0.0%
    Kennametal, Inc.                                              8,879    251,364       0.0%
*   Key Technology, Inc.                                            200      2,062       0.0%
#*  KEYW Holding Corp. (The)                                      3,593     37,691       0.0%
    Kforce, Inc.                                                  5,002     86,785       0.0%
    Kimball International, Inc. Class B                           5,025     62,813       0.0%
*   Kirby Corp.                                                   6,360    374,922       0.1%
#*  KLX, Inc.                                                     6,258    215,400       0.0%
#   Knight Transportation, Inc.                                  10,595    309,904       0.1%
    Knoll, Inc.                                                   7,493    162,149       0.0%
    Korn/Ferry International                                      5,793    118,119       0.0%
#   Landstar System, Inc.                                         3,330    236,929       0.0%
*   Lawson Products, Inc.                                           700     13,195       0.0%
#*  Layne Christensen Co.                                         1,949     16,703       0.0%
    LB Foster Co. Class A                                           951     11,792       0.0%
    Lennox International, Inc.                                    1,400    204,246       0.0%
#   Lincoln Electric Holdings, Inc.                               3,852    253,577       0.0%
    Lindsay Corp.                                                 1,207     94,508       0.0%
*   LMI Aerospace, Inc.                                             900      6,759       0.0%
    LS Starrett Co. (The) Class A                                   230      2,116       0.0%
*   LSC Communications, Inc.                                      2,185     52,964       0.0%
    LSI Industries, Inc.                                          3,205     27,563       0.0%
*   Lydall, Inc.                                                  2,000     93,500       0.0%
    Macquarie Infrastructure Corp.                                3,623    296,398       0.1%
#   Manitowoc Co., Inc. (The)                                    16,848     68,066       0.0%
#*  Manitowoc Foodservice, Inc.                                  15,068    227,677       0.0%
    ManpowerGroup, Inc.                                           7,327    562,714       0.1%
    Marten Transport, Ltd.                                        3,597     73,739       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    Masco Corp.                                                   7,631 $  235,645       0.0%
*   MasTec, Inc.                                                  8,732    249,299       0.0%
    Matson, Inc.                                                  6,252    249,705       0.0%
    Matthews International Corp. Class A                          3,239    194,016       0.0%
    McGrath RentCorp                                              2,866     86,267       0.0%
*   Mercury Systems, Inc.                                         4,746    131,844       0.0%
*   Meritor, Inc.                                                 6,964     71,590       0.0%
*   MFRI, Inc.                                                      300      2,400       0.0%
#*  Middleby Corp. (The)                                          1,500    168,165       0.0%
    Miller Industries, Inc.                                       1,300     28,535       0.0%
*   Mistras Group, Inc.                                           3,322     69,563       0.0%
    Mobile Mini, Inc.                                             5,381    136,408       0.0%
*   Moog, Inc. Class A                                            3,942    228,912       0.0%
*   MRC Global, Inc.                                             12,026    177,263       0.0%
    MSA Safety, Inc.                                              4,767    277,916       0.1%
#   MSC Industrial Direct Co., Inc. Class A                       5,666    412,485       0.1%
    Mueller Industries, Inc.                                      5,524    167,322       0.0%
    Mueller Water Products, Inc. Class A                         21,496    264,831       0.0%
    Multi-Color Corp.                                             2,044    132,707       0.0%
*   MYR Group, Inc.                                               2,344     69,945       0.0%
*   Navigant Consulting, Inc.                                     5,929    138,739       0.0%
#*  Navistar International Corp.                                  1,756     39,159       0.0%
*   NCI Building Systems, Inc.                                   10,854    156,298       0.0%
*   Neff Corp. Class A                                            1,300     11,765       0.0%
    Nielsen Holdings P.L.C.                                       6,682    300,824       0.1%
*   NL Industries, Inc.                                           2,000      6,400       0.0%
    NN, Inc.                                                      3,333     58,827       0.0%
#   Nordson Corp.                                                 4,137    414,238       0.1%
    Norfolk Southern Corp.                                       12,237  1,138,041       0.2%
*   Northwest Pipe Co.                                              665      8,718       0.0%
#*  NOW, Inc.                                                    12,852    277,089       0.1%
*   NV5 Global, Inc.                                                928     26,541       0.0%
#*  Old Dominion Freight Line, Inc.                              10,111    755,089       0.1%
    Omega Flex, Inc.                                                300     11,409       0.0%
*   On Assignment, Inc.                                           6,109    210,211       0.0%
#*  Orion Energy Systems, Inc.                                      900      1,071       0.0%
*   Orion Marine Group, Inc.                                      2,461     19,885       0.0%
    Oshkosh Corp.                                                 8,932    477,862       0.1%
    Owens Corning                                                10,062    490,824       0.1%
    PACCAR, Inc.                                                 20,290  1,114,327       0.2%
*   PAM Transportation Services, Inc.                               302      5,949       0.0%
    Park-Ohio Holdings Corp.                                      1,783     56,967       0.0%
    Parker-Hannifin Corp.                                         7,847    963,219       0.2%
*   Patrick Industries, Inc.                                      2,332    133,740       0.0%
*   Patriot Transportation Holding, Inc.                            133      2,842       0.0%
*   Pendrell Corp.                                                  614      4,095       0.0%
#   Pentair P.L.C.                                                8,994    495,839       0.1%
*   Performant Financial Corp.                                    6,812     20,368       0.0%
*   PGT, Inc.                                                     9,717     95,227       0.0%
    Pitney Bowes, Inc.                                           11,121    198,399       0.0%
*   Ply Gem Holdings, Inc.                                        4,900     67,130       0.0%
    Powell Industries, Inc.                                       1,301     46,042       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    Preformed Line Products Co.                                     428 $   18,413       0.0%
#   Primoris Services Corp.                                       6,129    122,764       0.0%
#*  Proto Labs, Inc.                                                741     33,123       0.0%
    Quad/Graphics, Inc.                                           3,742     88,910       0.0%
    Quanex Building Products Corp.                                4,096     66,765       0.0%
*   Quanta Services, Inc.                                        14,089    405,059       0.1%
*   Radiant Logistics, Inc.                                       4,889     12,223       0.0%
#   Raven Industries, Inc.                                        3,272     70,184       0.0%
#*  RBC Bearings, Inc.                                            2,352    167,815       0.0%
    RCM Technologies, Inc.                                          300      2,124       0.0%
    Regal Beloit Corp.                                            4,655    275,110       0.1%
    Republic Services, Inc.                                      20,495  1,078,652       0.2%
    Resources Connection, Inc.                                    4,298     63,825       0.0%
*   Rexnord Corp.                                                15,626    310,801       0.1%
*   Roadrunner Transportation Systems, Inc.                       3,928     29,853       0.0%
    Robert Half International, Inc.                              10,697    400,282       0.1%
    Rockwell Automation, Inc.                                     3,268    391,245       0.1%
#   Rockwell Collins, Inc.                                        3,000    252,960       0.0%
#   Rollins, Inc.                                                 4,156    128,088       0.0%
#   Roper Technologies, Inc.                                      2,397    415,424       0.1%
*   RPX Corp.                                                     5,953     58,101       0.0%
    RR Donnelley & Sons Co.                                       5,827    103,429       0.0%
*   Rush Enterprises, Inc. Class A                                3,408     89,460       0.0%
    Ryder System, Inc.                                            8,716    604,803       0.1%
*   Saia, Inc.                                                    2,876    102,529       0.0%
#*  Sensata Technologies Holding NV                              12,179    435,156       0.1%
*   SIFCO Industries, Inc.                                          157      1,617       0.0%
    Simpson Manufacturing Co., Inc.                               4,883    208,992       0.0%
    SkyWest, Inc.                                                 5,901    177,915       0.0%
#   Snap-on, Inc.                                                 3,200    493,120       0.1%
#*  SolarCity Corp.                                               1,000     19,600       0.0%
    Southwest Airlines Co.                                       28,939  1,159,007       0.2%
*   SP Plus Corp.                                                 2,736     68,947       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                     7,209    363,045       0.1%
#*  Spirit Airlines, Inc.                                         8,633    413,780       0.1%
*   SPX Corp.                                                     3,471     65,984       0.0%
*   SPX FLOW, Inc.                                                5,071    127,231       0.0%
    Standex International Corp.                                   1,392    106,349       0.0%
    Stanley Black & Decker, Inc.                                  4,953    563,850       0.1%
    Steelcase, Inc. Class A                                      10,033    133,941       0.0%
#*  Stericycle, Inc.                                              4,593    367,853       0.1%
*   Sterling Construction Co., Inc.                               2,955     21,512       0.0%
    Sun Hydraulics Corp.                                          3,588    105,595       0.0%
    Supreme Industries, Inc. Class A                              2,200     26,818       0.0%
#*  Swift Transportation Co.                                     12,088    270,529       0.1%
#*  TASER International, Inc.                                     4,043     90,482       0.0%
#*  Team, Inc.                                                    3,390    104,243       0.0%
*   Teledyne Technologies, Inc.                                   4,421    476,053       0.1%
    Tennant Co.                                                   2,074    130,558       0.0%
    Terex Corp.                                                  10,405    248,471       0.0%
    Tetra Tech, Inc.                                              5,759    221,434       0.0%
    Textainer Group Holdings, Ltd.                                5,806     44,126       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
*   Thermon Group Holdings, Inc.                                  3,194 $   58,546       0.0%
    Timken Co. (The)                                              7,441    245,925       0.0%
#   Titan International, Inc.                                     6,620     67,458       0.0%
*   Titan Machinery, Inc.                                         1,637     15,208       0.0%
    Toro Co. (The)                                                6,314    302,314       0.1%
#   TransDigm Group, Inc.                                           978    266,466       0.1%
*   TransUnion                                                    1,200     37,488       0.0%
*   TRC Cos., Inc.                                                2,832     23,081       0.0%
*   Trex Co., Inc.                                                1,936    104,176       0.0%
*   TriMas Corp.                                                  5,555     99,712       0.0%
*   TriNet Group, Inc.                                            5,000     93,850       0.0%
    Trinity Industries, Inc.                                     19,670    419,954       0.1%
    Triton International, Ltd.                                    3,620     43,693       0.0%
#   Triumph Group, Inc.                                           5,987    141,892       0.0%
*   TrueBlue, Inc.                                                4,240     74,200       0.0%
*   Tutor Perini Corp.                                            6,250    119,063       0.0%
    Twin Disc, Inc.                                               1,100     11,891       0.0%
*   Ultralife Corp.                                                 900      3,690       0.0%
    UniFirst Corp.                                                1,685    206,413       0.0%
    Union Pacific Corp.                                          30,819  2,717,619       0.4%
*   United Continental Holdings, Inc.                            27,034  1,520,122       0.2%
    United Parcel Service, Inc. Class B                           7,814    842,037       0.1%
*   United Rentals, Inc.                                          9,491    718,089       0.1%
    United Technologies Corp.                                    40,001  4,088,102       0.6%
#*  Univar, Inc.                                                 16,133    358,959       0.1%
    Universal Forest Products, Inc.                               2,315    199,067       0.0%
    Universal Logistics Holdings, Inc.                            2,487     30,963       0.0%
    US Ecology, Inc.                                              2,754    116,357       0.0%
*   USA Truck, Inc.                                                 905      7,448       0.0%
#*  USG Corp.                                                    18,271    460,064       0.1%
    Valmont Industries, Inc.                                      2,358    301,706       0.1%
*   Vectrus, Inc.                                                 1,615     27,084       0.0%
*   Verisk Analytics, Inc.                                        3,938    321,144       0.1%
#*  Veritiv Corp.                                                 2,022    109,087       0.0%
    Viad Corp.                                                    2,548    105,742       0.0%
*   Vicor Corp.                                                   1,600     20,400       0.0%
*   Volt Information Sciences, Inc.                                 639      4,185       0.0%
    VSE Corp.                                                     1,308     37,723       0.0%
#*  Wabash National Corp.                                         7,495     84,319       0.0%
#*  WABCO Holdings, Inc.                                          2,234    219,960       0.0%
#   Wabtec Corp.                                                  6,032    466,334       0.1%
    Waste Connections, Inc.                                         856     64,380       0.0%
    Waste Management, Inc.                                       10,825    710,769       0.1%
    Watsco, Inc.                                                    973    133,583       0.0%
    Watts Water Technologies, Inc. Class A                        2,541    152,460       0.0%
#   Werner Enterprises, Inc.                                      7,772    186,917       0.0%
#*  Wesco Aircraft Holdings, Inc.                                11,924    153,223       0.0%
*   WESCO International, Inc.                                     5,000    271,000       0.1%
    West Corp.                                                    6,127    120,824       0.0%
*   Willdan Group, Inc.                                             911     14,631       0.0%
*   Willis Lease Finance Corp.                                      400     10,644       0.0%
    Woodward, Inc.                                                6,979    411,621       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   WW Grainger, Inc.                                              1,900 $   395,428       0.1%
*   Xerium Technologies, Inc.                                      1,405       8,711       0.0%
*   XPO Logistics, Inc.                                           12,434     409,452       0.1%
    Xylem, Inc.                                                   12,516     604,898       0.1%
#*  YRC Worldwide, Inc.                                            2,988      26,533       0.0%
                                                                         -----------      ----
Total Industrials                                                         92,429,381      13.5%
                                                                         -----------      ----
Information Technology -- (17.1%)
#*  3D Systems Corp.                                               1,097      15,215       0.0%
    Accenture P.L.C. Class A                                       8,035     933,988       0.1%
*   ACI Worldwide, Inc.                                           14,355     260,113       0.0%
    Activision Blizzard, Inc.                                      9,830     424,361       0.1%
*   Actua Corp.                                                    4,648      54,149       0.0%
*   Acxiom Corp.                                                   7,419     174,792       0.0%
*   Adobe Systems, Inc.                                            4,344     467,023       0.1%
    ADTRAN, Inc.                                                   5,491      99,662       0.0%
*   Advanced Energy Industries, Inc.                               3,622     172,769       0.0%
#*  Advanced Micro Devices, Inc.                                  40,521     292,967       0.1%
*   Agilysys, Inc.                                                 2,641      25,486       0.0%
#*  Akamai Technologies, Inc.                                     10,717     744,510       0.1%
#*  Alliance Data Systems Corp.                                    1,659     339,216       0.1%
*   Alpha & Omega Semiconductor, Ltd.                              2,773      58,593       0.0%
*   Alphabet, Inc. Class A                                         4,434   3,591,097       0.5%
*   Alphabet, Inc. Class C                                         4,673   3,666,155       0.5%
    Amdocs, Ltd.                                                   6,746     394,304       0.1%
    American Software, Inc. Class A                                2,012      20,985       0.0%
*   Amkor Technology, Inc.                                        29,439     272,900       0.1%
#   Amphenol Corp. Class A                                         5,958     392,811       0.1%
*   Amtech Systems, Inc.                                             531       2,395       0.0%
    Analog Devices, Inc.                                           4,788     306,911       0.1%
*   Angie's List, Inc.                                             2,692      20,728       0.0%
*   Anixter International, Inc.                                    4,009     263,592       0.1%
*   ANSYS, Inc.                                                    3,825     349,414       0.1%
    Apple, Inc.                                                  146,938  16,683,341       2.4%
    Applied Materials, Inc.                                       26,736     777,483       0.1%
#*  Arista Networks, Inc.                                          1,400     118,650       0.0%
*   ARRIS International P.L.C.                                    15,724     436,813       0.1%
*   Arrow Electronics, Inc.                                        8,552     522,698       0.1%
*   Aspen Technology, Inc.                                         4,612     227,095       0.0%
*   Autodesk, Inc.                                                 2,100     151,788       0.0%
    Automatic Data Processing, Inc.                                4,797     417,627       0.1%
*   Avid Technology, Inc.                                          4,744      31,168       0.0%
    Avnet, Inc.                                                   11,319     474,832       0.1%
    AVX Corp.                                                     11,960     167,679       0.0%
*   Aware, Inc.                                                    2,169      11,333       0.0%
*   Axcelis Technologies, Inc.                                     3,403      46,451       0.0%
*   AXT, Inc.                                                      5,700      29,355       0.0%
    Badger Meter, Inc.                                             3,734     120,048       0.0%
*   Bankrate, Inc.                                                 8,276      64,553       0.0%
#*  Barracuda Networks, Inc.                                       4,688     109,324       0.0%
*   Bazaarvoice, Inc.                                              8,948      43,845       0.0%
    Bel Fuse, Inc. Class B                                         1,369      32,651       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
    Belden, Inc.                                                   4,262 $  276,220       0.1%
*   Benchmark Electronics, Inc.                                    4,214    105,982       0.0%
    Black Box Corp.                                                2,162     24,863       0.0%
#   Blackbaud, Inc.                                                3,632    223,005       0.0%
#*  Blackhawk Network Holdings, Inc.                               5,514    189,957       0.0%
*   Blucora, Inc.                                                  5,883     78,244       0.0%
    Booz Allen Hamilton Holding Corp.                              6,189    188,579       0.0%
*   Bottomline Technologies de, Inc.                               2,535     57,519       0.0%
    Broadcom, Ltd.                                                 3,973    676,522       0.1%
    Broadridge Financial Solutions, Inc.                           3,815    246,678       0.0%
#*  BroadVision, Inc.                                                200        900       0.0%
    Brocade Communications Systems, Inc.                          50,381    534,039       0.1%
    Brooks Automation, Inc.                                        9,192    119,772       0.0%
*   BSQUARE Corp.                                                  1,400      5,810       0.0%
    CA, Inc.                                                      25,446    782,210       0.1%
    Cabot Microelectronics Corp.                                   2,465    136,216       0.0%
*   CACI International, Inc. Class A                               2,966    290,223       0.1%
*   Cadence Design Systems, Inc.                                   6,577    168,240       0.0%
*   CalAmp Corp.                                                   3,100     40,052       0.0%
*   Calix, Inc.                                                    6,173     38,581       0.0%
*   Carbonite, Inc.                                                1,300     22,165       0.0%
*   Cardtronics P.L.C. Class A                                     6,512    325,600       0.1%
#   Cass Information Systems, Inc.                                 1,176     63,339       0.0%
#*  Cavium, Inc.                                                     893     50,410       0.0%
    CDK Global, Inc.                                               3,899    212,924       0.0%
    CDW Corp.                                                      6,515    292,589       0.1%
*   Ceva, Inc.                                                     1,827     54,901       0.0%
*   Ciber, Inc.                                                    7,882      8,040       0.0%
#*  Ciena Corp.                                                   13,444    260,545       0.0%
#*  Cimpress NV                                                    2,389    198,884       0.0%
*   Cirrus Logic, Inc.                                             7,038    379,911       0.1%
    Cisco Systems, Inc.                                          209,576  6,429,792       0.9%
*   Citrix Systems, Inc.                                           3,002    254,570       0.0%
*   Clearfield, Inc.                                                 600     10,050       0.0%
    Cognex Corp.                                                   3,516    181,426       0.0%
*   Cognizant Technology Solutions Corp. Class A                  12,065    619,538       0.1%
*   Coherent, Inc.                                                 2,588    269,463       0.1%
    Cohu, Inc.                                                     3,335     37,319       0.0%
*   CommerceHub, Inc. Series A                                       667     10,018       0.0%
*   CommerceHub, Inc. Series C                                     1,335     20,092       0.0%
*   CommScope Holding Co., Inc.                                    6,198    189,349       0.0%
    Communications Systems, Inc.                                     400      1,748       0.0%
    Computer Sciences Corp.                                       10,343    563,176       0.1%
    Computer Task Group, Inc.                                      1,668      7,272       0.0%
    Comtech Telecommunications Corp.                               1,600     16,640       0.0%
    Concurrent Computer Corp.                                      1,400      8,652       0.0%
*   Control4 Corp.                                                   297      3,353       0.0%
    Convergys Corp.                                               11,588    338,370       0.1%
*   CoreLogic, Inc.                                               10,308    438,708       0.1%
#*  CoStar Group, Inc.                                             1,000    187,120       0.0%
*   Covisint Corp.                                                 2,639      5,938       0.0%
*   Cray, Inc.                                                     3,624     75,379       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
*   Cree, Inc.                                                    8,797 $  196,173       0.0%
#   CSG Systems International, Inc.                               5,164    196,387       0.0%
    CTS Corp.                                                     1,493     27,173       0.0%
*   CyberOptics Corp.                                               600     14,490       0.0%
#   Cypress Semiconductor Corp.                                  29,837    297,475       0.1%
    Daktronics, Inc.                                              4,883     40,773       0.0%
*   Datalink Corp.                                                1,905     18,059       0.0%
*   Dell Technologies, Inc. - VMware, Inc. Class V                7,117    349,374       0.1%
*   Demand Media, Inc.                                            2,563     14,865       0.0%
*   DHI Group, Inc.                                               3,750     21,375       0.0%
#   Diebold, Inc.                                                 5,591    121,884       0.0%
*   Digi International, Inc.                                      3,785     34,633       0.0%
*   Diodes, Inc.                                                  5,932    122,852       0.0%
    Dolby Laboratories, Inc. Class A                              5,449    259,318       0.0%
*   DSP Group, Inc.                                               4,082     44,494       0.0%
    DST Systems, Inc.                                             4,345    417,815       0.1%
    DTS, Inc.                                                     1,597     67,633       0.0%
    EarthLink Holdings Corp.                                     10,385     59,402       0.0%
*   Eastman Kodak Co.                                             2,896     43,150       0.0%
*   eBay, Inc.                                                   16,987    484,299       0.1%
#   Ebix, Inc.                                                    3,114    174,384       0.0%
*   EchoStar Corp. Class A                                        4,519    211,218       0.0%
*   Electro Scientific Industries, Inc.                           3,565     18,467       0.0%
*   Electronic Arts, Inc.                                         3,850    302,302       0.1%
#*  Electronics for Imaging, Inc.                                 4,122    175,309       0.0%
#*  Ellie Mae, Inc.                                               1,099    116,373       0.0%
*   eMagin Corp.                                                    200        500       0.0%
    Emcore Corp.                                                  2,998     19,637       0.0%
#*  EnerNOC, Inc.                                                 3,307     17,196       0.0%
*   Entegris, Inc.                                               14,828    235,765       0.0%
*   Envestnet, Inc.                                               1,464     51,752       0.0%
#*  EPAM Systems, Inc.                                            2,093    134,726       0.0%
*   ePlus, Inc.                                                     624     57,127       0.0%
*   Euronet Worldwide, Inc.                                       3,499    278,345       0.1%
*   Everyday Health, Inc.                                         3,696     38,808       0.0%
*   Exar Corp.                                                    5,635     50,828       0.0%
*   ExlService Holdings, Inc.                                     2,959    130,285       0.0%
*   Extreme Networks, Inc.                                        4,120     17,345       0.0%
*   F5 Networks, Inc.                                             1,500    207,315       0.0%
*   Fabrinet                                                      3,670    139,313       0.0%
*   Facebook, Inc. Class A                                       19,995  2,619,145       0.4%
    Fair Isaac Corp.                                              2,048    247,153       0.0%
*   FalconStor Software, Inc.                                     2,300      1,633       0.0%
*   FARO Technologies, Inc.                                       1,956     65,624       0.0%
    Fidelity National Information Services, Inc.                  9,819    725,820       0.1%
#*  Finisar Corp.                                                12,617    345,453       0.1%
*   FireEye, Inc.                                                 1,700     19,754       0.0%
#*  First Solar, Inc.                                             8,063    326,471       0.1%
*   Fiserv, Inc.                                                  4,522    445,327       0.1%
#*  Fitbit, Inc. Class A                                         14,300    189,618       0.0%
*   FleetCor Technologies, Inc.                                   3,004    526,601       0.1%
*   Flex, Ltd.                                                   41,218    584,883       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
    FLIR Systems, Inc.                                            13,400 $  441,128       0.1%
*   FormFactor, Inc.                                               8,141     73,065       0.0%
    Forrester Research, Inc.                                       1,623     60,457       0.0%
*   Fortinet, Inc.                                                 1,332     42,704       0.0%
*   Frequency Electronics, Inc.                                      400      3,636       0.0%
*   Gartner, Inc.                                                  1,984    170,703       0.0%
*   Genpact, Ltd.                                                 13,509    310,572       0.1%
#*  GigPeak, Inc.                                                  2,541      6,022       0.0%
    Global Payments, Inc.                                          7,228    524,175       0.1%
*   Globant SA                                                     1,628     70,818       0.0%
*   GoDaddy, Inc. Class A                                          1,300     46,527       0.0%
#*  Great Elm Capital Group, Inc.                                    268        992       0.0%
*   GrubHub, Inc.                                                  5,300    201,983       0.0%
*   GSI Technology, Inc.                                           1,016      5,364       0.0%
#*  GTT Communications, Inc.                                       6,829    153,652       0.0%
*   Guidewire Software, Inc.                                       2,084    119,726       0.0%
    Hackett Group, Inc. (The)                                      4,470     72,056       0.0%
#*  Harmonic, Inc.                                                 9,892     50,449       0.0%
    Harris Corp.                                                   7,406    660,689       0.1%
    Hewlett Packard Enterprise Co.                                48,621  1,092,514       0.2%
    HP, Inc.                                                      24,742    358,512       0.1%
    IAC/InterActiveCorp                                            6,580    424,015       0.1%
*   ID Systems, Inc.                                                 100        502       0.0%
#*  Identiv, Inc.                                                    249        520       0.0%
*   II-VI, Inc.                                                    7,574    210,557       0.0%
#*  Immersion Corp.                                                1,700     13,872       0.0%
#*  Infinera Corp.                                                12,319     96,088       0.0%
    Ingram Micro, Inc. Class A                                    13,574    504,953       0.1%
*   Innodata, Inc.                                                   700      1,715       0.0%
*   Insight Enterprises, Inc.                                      4,000    115,160       0.0%
*   Integrated Device Technology, Inc.                            12,878    266,703       0.1%
    Intel Corp.                                                  220,182  7,677,746       1.1%
    InterDigital, Inc.                                             5,053    356,994       0.1%
*   Internap Corp.                                                 7,500      9,375       0.0%
#   International Business Machines Corp.                         11,642  1,789,259       0.3%
    Intersil Corp. Class A                                        11,304    249,592       0.0%
*   IntraLinks Holdings, Inc.                                      6,626     60,760       0.0%
    Intuit, Inc.                                                   3,140    341,444       0.1%
*   Inuvo, Inc.                                                    1,177      1,283       0.0%
*   InvenSense, Inc.                                              11,400     87,210       0.0%
*   iPass, Inc.                                                    2,100      3,738       0.0%
#*  IPG Photonics Corp.                                            4,600    446,246       0.1%
*   Itron, Inc.                                                    4,265    229,883       0.0%
*   Ixia                                                           9,838    117,564       0.0%
    IXYS Corp.                                                     3,718     39,411       0.0%
#   j2 Global, Inc.                                                5,821    414,164       0.1%
    Jabil Circuit, Inc.                                           26,945    575,006       0.1%
    Jack Henry & Associates, Inc.                                  2,704    219,078       0.0%
    Juniper Networks, Inc.                                        20,850    549,189       0.1%
*   Kemet Corp.                                                    3,823     13,610       0.0%
*   Key Tronic Corp.                                                 700      5,404       0.0%
*   Keysight Technologies, Inc.                                   15,614    512,139       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
*   Kimball Electronics, Inc.                                      3,228 $   44,869       0.0%
    KLA-Tencor Corp.                                               4,958    372,395       0.1%
#*  Knowles Corp.                                                 10,762    160,784       0.0%
#*  Kopin Corp.                                                    8,422     17,602       0.0%
*   Kulicke & Soffa Industries, Inc.                               7,775    102,941       0.0%
*   KVH Industries, Inc.                                           2,284     18,158       0.0%
    Lam Research Corp.                                             7,327    709,693       0.1%
*   Lattice Semiconductor Corp.                                    7,554     45,853       0.0%
    Leidos Holdings, Inc.                                          8,717    362,366       0.1%
    Lexmark International, Inc. Class A                            6,300    250,047       0.0%
*   Limelight Networks, Inc.                                       9,241     16,449       0.0%
    Linear Technology Corp.                                        4,791    287,747       0.1%
*   LinkedIn Corp. Class A                                           500     94,800       0.0%
*   Lionbridge Technologies, Inc.                                  7,777     37,563       0.0%
*   Liquidity Services, Inc.                                       3,459     30,612       0.0%
    Littelfuse, Inc.                                               2,023    282,208       0.1%
    LogMeIn, Inc.                                                    691     65,645       0.0%
*   Lumentum Holdings, Inc.                                        3,606    121,162       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                      2,027     74,513       0.0%
*   Magnachip Semiconductor Corp.                                  1,102      6,832       0.0%
*   Manhattan Associates, Inc.                                     5,332    270,012       0.1%
*   Marchex, Inc. Class B                                          3,498      8,815       0.0%
    Marvell Technology Group, Ltd.                                28,673    373,609       0.1%
    Mastercard, Inc. Class A                                      12,440  1,331,329       0.2%
    Maxim Integrated Products, Inc.                                4,658    184,597       0.0%
    MAXIMUS, Inc.                                                  5,634    293,306       0.1%
*   MaxLinear, Inc. Class A                                        6,126    114,617       0.0%
#*  Maxwell Technologies, Inc.                                     1,381      6,684       0.0%
#*  MeetMe, Inc.                                                   3,871     18,929       0.0%
    Mentor Graphics Corp.                                         11,265    325,558       0.1%
#   Mesa Laboratories, Inc.                                          456     57,565       0.0%
    Methode Electronics, Inc.                                      4,300    134,160       0.0%
#   Microchip Technology, Inc.                                     4,572    276,835       0.1%
*   Micron Technology, Inc.                                       82,907  1,422,684       0.2%
#*  Microsemi Corp.                                               10,233    431,116       0.1%
    Microsoft Corp.                                              134,171  8,039,526       1.2%
*   MicroStrategy, Inc. Class A                                    1,129    219,940       0.0%
    MKS Instruments, Inc.                                          6,036    304,516       0.1%
    MOCON, Inc.                                                      400      6,180       0.0%
*   ModusLink Global Solutions, Inc.                               6,108      8,307       0.0%
*   MoneyGram International, Inc.                                  4,487     31,454       0.0%
#   Monolithic Power Systems, Inc.                                 1,440    113,486       0.0%
    Monotype Imaging Holdings, Inc.                                3,918     74,834       0.0%
    Motorola Solutions, Inc.                                       3,338    242,272       0.0%
#   MTS Systems Corp.                                              1,699     80,787       0.0%
*   Nanometrics, Inc.                                              2,275     47,525       0.0%
*   NAPCO Security Technologies, Inc.                                990      6,930       0.0%
    National Instruments Corp.                                     9,287    260,872       0.1%
    NCI, Inc. Class A                                                397      4,665       0.0%
*   NCR Corp.                                                     10,713    375,491       0.1%
#*  NeoPhotonics Corp.                                             3,479     48,706       0.0%
    NetApp, Inc.                                                  16,604    563,540       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
*   NETGEAR, Inc.                                                 3,272 $  165,236       0.0%
*   Netscout Systems, Inc.                                        8,114    222,729       0.0%
*   NetSuite, Inc.                                                  350     32,592       0.0%
#*  NeuStar, Inc. Class A                                         2,100     47,145       0.0%
    NIC, Inc.                                                     5,661    129,920       0.0%
*   Novanta, Inc.                                                 3,397     59,278       0.0%
*   Nuance Communications, Inc.                                  22,474    315,085       0.1%
#*  Numerex Corp. Class A                                           800      5,688       0.0%
    NVE Corp.                                                       473     26,616       0.0%
#   NVIDIA Corp.                                                 17,519  1,246,652       0.2%
*   Oclaro, Inc.                                                  9,370     68,495       0.0%
*   ON Semiconductor Corp.                                       51,617    602,370       0.1%
    Oracle Corp.                                                 61,198  2,351,227       0.4%
*   OSI Systems, Inc.                                             2,000    140,260       0.0%
#*  Palo Alto Networks, Inc.                                        800    123,064       0.0%
*   Pandora Media, Inc.                                           6,713     76,058       0.0%
*   PAR Technology Corp.                                            700      3,878       0.0%
    Park Electrochemical Corp.                                    1,965     30,320       0.0%
#   Paychex, Inc.                                                 6,490    358,248       0.1%
#*  Paycom Software, Inc.                                         3,105    160,622       0.0%
*   PayPal Holdings, Inc.                                        16,126    671,809       0.1%
    PC Connection, Inc.                                           3,200     74,272       0.0%
    PC-Tel, Inc.                                                    700      3,556       0.0%
*   PCM, Inc.                                                     1,200     25,440       0.0%
*   PDF Solutions, Inc.                                           2,892     57,117       0.0%
    Pegasystems, Inc.                                             6,742    208,328       0.0%
*   Perceptron, Inc.                                                800      4,948       0.0%
*   Perficient, Inc.                                              4,198     78,125       0.0%
*   PFSweb, Inc.                                                  1,937     13,985       0.0%
*   Photronics, Inc.                                              7,837     76,019       0.0%
*   Planet Payment, Inc.                                          6,963     24,301       0.0%
    Plantronics, Inc.                                             4,200    217,182       0.0%
*   Plexus Corp.                                                  3,954    181,133       0.0%
    Power Integrations, Inc.                                      2,466    158,934       0.0%
*   PRGX Global, Inc.                                             2,000      9,100       0.0%
*   Progress Software Corp.                                       4,975    133,877       0.0%
*   PTC, Inc.                                                     3,400    161,296       0.0%
    QAD, Inc. Class A                                             1,197     28,788       0.0%
    QAD, Inc. Class B                                               160      3,381       0.0%
#*  Qorvo, Inc.                                                   5,147    286,431       0.1%
    QUALCOMM, Inc.                                               61,441  4,222,226       0.6%
*   Qualys, Inc.                                                  2,300     85,675       0.0%
*   QuinStreet, Inc.                                              2,573      7,462       0.0%
*   Qumu Corp.                                                      800      2,448       0.0%
*   Rackspace Hosting, Inc.                                      12,235    390,786       0.1%
*   Radisys Corp.                                                 4,051     16,893       0.0%
#*  Rambus, Inc.                                                 10,284    125,362       0.0%
*   RealNetworks, Inc.                                            4,961     22,126       0.0%
*   Red Hat, Inc.                                                 3,026    234,364       0.0%
    Reis, Inc.                                                      600     11,790       0.0%
*   RetailMeNot, Inc.                                             5,890     53,305       0.0%
    Richardson Electronics, Ltd.                                    900      5,625       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
*   Rightside Group, Ltd.                                           663 $    5,576       0.0%
*   Rofin-Sinar Technologies, Inc.                                3,619    117,798       0.0%
*   Rogers Corp.                                                  2,003    109,023       0.0%
*   Rosetta Stone, Inc.                                           1,595     11,356       0.0%
*   Rubicon Project, Inc. (The)                                   4,400     33,704       0.0%
*   Rudolph Technologies, Inc.                                    3,503     63,404       0.0%
#   Sabre Corp.                                                   7,386    190,780       0.0%
*   salesforce.com, Inc.                                          2,800    210,448       0.0%
*   Sanmina Corp.                                                 8,815    243,735       0.0%
*   ScanSource, Inc.                                              3,055    106,925       0.0%
*   Seachange International, Inc.                                 3,525      9,271       0.0%
#   Seagate Technology P.L.C.                                     6,116    209,840       0.0%
*   Semtech Corp.                                                 6,284    152,073       0.0%
*   ServiceNow, Inc.                                              1,478    129,931       0.0%
#*  ServiceSource International, Inc.                             4,300     20,425       0.0%
*   ShoreTel, Inc.                                                6,200     41,230       0.0%
#*  Shutterstock, Inc.                                              849     50,083       0.0%
*   Sigma Designs, Inc.                                           4,966     36,252       0.0%
*   Silicon Laboratories, Inc.                                    3,770    226,011       0.0%
*   Silver Spring Networks, Inc.                                  4,348     61,133       0.0%
#   Skyworks Solutions, Inc.                                     13,969  1,074,775       0.2%
*   SMTC Corp.                                                    1,100      1,639       0.0%
*   Sonus Networks, Inc.                                          5,626     32,575       0.0%
#*  Splunk, Inc.                                                  1,100     66,209       0.0%
    SS&C Technologies Holdings, Inc.                              9,000    287,370       0.1%
#*  Stamps.com, Inc.                                                700     68,285       0.0%
*   StarTek, Inc.                                                   700      4,690       0.0%
*   Stratasys, Ltd.                                               1,949     37,265       0.0%
#*  SunPower Corp.                                                9,564     69,243       0.0%
*   Super Micro Computer, Inc.                                    4,347    103,024       0.0%
*   Sykes Enterprises, Inc.                                       5,259    140,626       0.0%
    Symantec Corp.                                               27,656    692,230       0.1%
#*  Synaptics, Inc.                                               3,600    187,632       0.0%
*   Synchronoss Technologies, Inc.                                4,424    162,405       0.0%
    SYNNEX Corp.                                                  4,749    486,962       0.1%
*   Synopsys, Inc.                                                6,900    409,239       0.1%
#   Syntel, Inc.                                                  7,208    144,881       0.0%
    Systemax, Inc.                                                3,556     27,915       0.0%
#*  Tableau Software, Inc. Class A                                1,600     76,880       0.0%
#*  Take-Two Interactive Software, Inc.                           6,000    266,340       0.1%
#*  Tangoe, Inc.                                                    801      6,873       0.0%
    TE Connectivity, Ltd.                                        14,855    933,934       0.1%
*   Tech Data Corp.                                               3,921    301,995       0.1%
*   TechTarget, Inc.                                              3,207     25,913       0.0%
*   Telenav, Inc.                                                 4,400     23,980       0.0%
    TeleTech Holdings, Inc.                                       6,017    169,078       0.0%
#*  Teradata Corp.                                               15,688    422,948       0.1%
    Teradyne, Inc.                                               19,919    463,914       0.1%
    Tessco Technologies, Inc.                                       672      7,829       0.0%
    Tessera Technologies, Inc.                                    6,670    247,457       0.0%
    Texas Instruments, Inc.                                      15,532  1,100,442       0.2%
*   TiVo Corp.                                                   12,910    256,263       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------ ------------ ---------------
Information Technology -- (Continued)
    Total System Services, Inc.                                  13,749 $    685,800       0.1%
    TransAct Technologies, Inc.                                     400        2,880       0.0%
    Travelport Worldwide, Ltd.                                   10,022      141,511       0.0%
*   Travelzoo, Inc.                                                 900        9,180       0.0%
#*  Trimble, Inc.                                                11,456      316,644       0.1%
*   TTM Technologies, Inc.                                       11,715      154,052       0.0%
#*  Twitter, Inc.                                                21,300      382,335       0.1%
#*  Tyler Technologies, Inc.                                        417       66,887       0.0%
*   Ubiquiti Networks, Inc.                                       4,227      221,622       0.0%
#*  Ultimate Software Group, Inc. (The)                             591      124,695       0.0%
*   Ultra Clean Holdings, Inc.                                    3,000       25,500       0.0%
*   Ultratech, Inc.                                               3,300       70,257       0.0%
#*  Unisys Corp.                                                  3,288       34,360       0.0%
#*  Universal Display Corp.                                       1,975      102,107       0.0%
*   Vantiv, Inc. Class A                                          5,116      298,570       0.1%
*   VASCO Data Security International, Inc.                       4,122       56,677       0.0%
#*  Veeco Instruments, Inc.                                       5,048      109,542       0.0%
*   VeriFone Systems, Inc.                                       10,890      168,577       0.0%
*   Verint Systems, Inc.                                          5,096      183,456       0.0%
#*  VeriSign, Inc.                                                2,100      176,442       0.0%
*   Versum Materials, Inc.                                        1,800       40,860       0.0%
#*  ViaSat, Inc.                                                  5,721      404,246       0.1%
*   Viavi Solutions, Inc.                                        22,100      157,352       0.0%
*   Virtusa Corp.                                                 2,600       49,244       0.0%
    Visa, Inc. Class A                                           27,076    2,234,041       0.3%
#   Vishay Intertechnology, Inc.                                 16,530      233,073       0.0%
*   Vishay Precision Group, Inc.                                    793       12,450       0.0%
#*  VMware, Inc. Class A                                          1,140       89,604       0.0%
    Wayside Technology Group, Inc.                                  200        3,500       0.0%
*   Web.com Group, Inc.                                           7,410      119,301       0.0%
#*  WebMD Health Corp.                                            2,874      141,200       0.0%
#   Western Digital Corp.                                        15,099      882,386       0.1%
#   Western Union Co. (The)                                      12,019      241,221       0.0%
#*  WEX, Inc.                                                     4,336      473,058       0.1%
#*  Workday, Inc. Class A                                         1,126       97,602       0.0%
*   Xcerra Corp.                                                  6,903       38,036       0.0%
    Xilinx, Inc.                                                  6,896      350,800       0.1%
*   XO Group, Inc.                                                2,507       46,129       0.0%
*   Yahoo!, Inc.                                                 17,722      736,349       0.1%
#*  YuMe, Inc.                                                    3,100       11,625       0.0%
#*  Zebra Technologies Corp. Class A                              6,400      421,376       0.1%
*   Zedge, Inc. Class B                                           1,022        2,984       0.0%
#*  Zillow Group, Inc. Class A                                    4,406      145,530       0.0%
#*  Zillow Group, Inc. Class C                                    8,800      293,568       0.1%
*   Zix Corp.                                                     5,219       21,241       0.0%
#*  Zynga, Inc. Class A                                          86,423      242,849       0.0%
                                                                        ------------      ----
Total Information Technology                                             134,329,969      19.6%
                                                                        ------------      ----
Materials -- (4.2%)
    A Schulman, Inc.                                              3,965      113,994       0.0%
#*  A. M. Castle & Co.                                            1,581          759       0.0%
*   AdvanSix, Inc.                                                  378        6,033       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Materials -- (Continued)
#   AEP Industries, Inc.                                             875 $   95,856       0.0%
#*  AgroFresh Solutions, Inc.                                      3,300     15,510       0.0%
    Air Products & Chemicals, Inc.                                 3,600    480,312       0.1%
#*  AK Steel Holding Corp.                                        11,703     60,856       0.0%
    Albemarle Corp.                                                6,695    559,367       0.1%
#   Allegheny Technologies, Inc.                                   6,966     95,016       0.0%
    American Vanguard Corp.                                        3,915     59,508       0.0%
    Ampco-Pittsburgh Corp.                                         1,853     20,012       0.0%
#   AptarGroup, Inc.                                               6,795    485,435       0.1%
    Ashland Global Holdings, Inc.                                  2,840    317,313       0.1%
    Avery Dennison Corp.                                           2,953    206,090       0.0%
*   Axalta Coating Systems, Ltd.                                   5,248    131,830       0.0%
    Balchem Corp.                                                  4,088    310,279       0.1%
#   Ball Corp.                                                     7,374    568,314       0.1%
#   Bemis Co., Inc.                                               11,636    566,906       0.1%
*   Berry Plastics Group, Inc.                                     5,370    234,938       0.0%
*   Boise Cascade Co.                                              4,674     89,975       0.0%
    Cabot Corp.                                                    5,674    295,842       0.1%
    Calgon Carbon Corp.                                            6,420    101,436       0.0%
#   Carpenter Technology Corp.                                     5,645    178,438       0.0%
    Celanese Corp. Series A                                        8,000    583,360       0.1%
#*  Century Aluminum Co.                                           9,988     73,012       0.0%
#   CF Industries Holdings, Inc.                                  19,825    475,998       0.1%
    Chase Corp.                                                    1,198     81,883       0.0%
    Chemours Co. (The)                                             2,363     38,824       0.0%
*   Chemtura Corp.                                                 7,580    248,624       0.0%
*   Clearwater Paper Corp.                                         2,219    117,829       0.0%
#*  Cliffs Natural Resources, Inc.                                 4,247     23,443       0.0%
    Commercial Metals Co.                                         12,372    194,364       0.0%
#   Compass Minerals International, Inc.                           4,696    337,408       0.1%
*   Core Molding Technologies, Inc.                                1,483     25,834       0.0%
*   Crown Holdings, Inc.                                           3,146    170,671       0.0%
    Deltic Timber Corp.                                              681     38,259       0.0%
    Domtar Corp.                                                   7,284    261,860       0.0%
    Dow Chemical Co. (The)                                        38,029  2,046,341       0.3%
    Eagle Materials, Inc.                                          4,584    371,166       0.1%
    Eastman Chemical Co.                                          10,192    732,907       0.1%
    Ecolab, Inc.                                                   4,086    466,499       0.1%
    EI du Pont de Nemours & Co.                                   10,219    702,965       0.1%
*   Ferro Corp.                                                   13,206    171,150       0.0%
    Ferroglobe P.L.C.                                             21,032    194,546       0.0%
#*  Flotek Industries, Inc.                                        3,205     37,755       0.0%
#   FMC Corp.                                                      6,076    284,904       0.1%
#   Freeport-McMoRan, Inc.                                       126,359  1,412,694       0.2%
    Friedman Industries, Inc.                                        400      2,044       0.0%
    FutureFuel Corp.                                               4,813     52,750       0.0%
*   GCP Applied Technologies, Inc.                                 4,836    125,011       0.0%
    Gold Resource Corp.                                            7,506     42,634       0.0%
    Graphic Packaging Holding Co.                                 45,259    565,738       0.1%
    Greif, Inc. Class A                                            3,119    146,156       0.0%
    Greif, Inc. Class B                                            1,452     84,579       0.0%
*   Handy & Harman, Ltd.                                             300      5,745       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Materials -- (Continued)
    Hawkins, Inc.                                                 1,217 $ 49,106       0.0%
    Haynes International, Inc.                                    1,543   49,638       0.0%
    HB Fuller Co.                                                 6,105  256,837       0.0%
*   Headwaters, Inc.                                             10,135  166,214       0.0%
    Hecla Mining Co.                                             46,400  277,936       0.1%
    Huntsman Corp.                                               33,469  567,300       0.1%
*   Ingevity Corp.                                                1,290   53,406       0.0%
    Innophos Holdings, Inc.                                       2,105   96,493       0.0%
    Innospec, Inc.                                                2,796  168,459       0.0%
    International Flavors & Fragrances, Inc.                      1,600  209,248       0.0%
    International Paper Co.                                       9,199  414,231       0.1%
#*  Intrepid Potash, Inc.                                         5,959    6,197       0.0%
    Kaiser Aluminum Corp.                                         1,125   81,551       0.0%
    KapStone Paper and Packaging Corp.                           12,344  223,920       0.0%
    KMG Chemicals, Inc.                                           1,571   42,637       0.0%
*   Koppers Holdings, Inc.                                        2,976   97,464       0.0%
*   Kraton Corp.                                                  3,196   81,913       0.0%
#   Kronos Worldwide, Inc.                                        5,675   43,641       0.0%
*   Louisiana-Pacific Corp.                                      12,991  238,385       0.0%
#*  LSB Industries, Inc.                                          2,432   12,865       0.0%
    LyondellBasell Industries NV Class A                          6,356  505,620       0.1%
    Martin Marietta Materials, Inc.                               2,863  530,743       0.1%
    Materion Corp.                                                2,500   75,750       0.0%
    Mercer International, Inc.                                    8,133   64,251       0.0%
    Minerals Technologies, Inc.                                   4,238  284,794       0.1%
    Monsanto Co.                                                  6,200  624,774       0.1%
#   Mosaic Co. (The)                                             15,453  363,609       0.1%
    Myers Industries, Inc.                                        4,623   55,707       0.0%
    Neenah Paper, Inc.                                            2,508  200,389       0.0%
#   NewMarket Corp.                                                 700  280,637       0.1%
    Newmont Mining Corp.                                         25,496  944,372       0.1%
    Nucor Corp.                                                  19,907  972,457       0.2%
#   Olin Corp.                                                   17,512  384,038       0.1%
    Olympic Steel, Inc.                                           1,248   28,816       0.0%
*   OMNOVA Solutions, Inc.                                        5,202   39,535       0.0%
#*  Owens-Illinois, Inc.                                         13,094  252,714       0.0%
    Packaging Corp. of America                                    6,986  576,345       0.1%
    PH Glatfelter Co.                                             5,412  120,255       0.0%
#*  Platform Specialty Products Corp.                            17,485  127,466       0.0%
#   PolyOne Corp.                                                11,319  330,854       0.1%
    PPG Industries, Inc.                                          3,332  310,309       0.1%
    Praxair, Inc.                                                 4,338  507,806       0.1%
    Quaker Chemical Corp.                                         1,734  186,405       0.0%
#   Rayonier Advanced Materials, Inc.                             3,808   49,237       0.0%
#*  Real Industry, Inc.                                           3,947   21,116       0.0%
    Reliance Steel & Aluminum Co.                                 8,152  560,695       0.1%
#*  Resolute Forest Products, Inc.                                2,977   14,141       0.0%
#   Royal Gold, Inc.                                              6,438  443,063       0.1%
    RPM International, Inc.                                       4,822  229,238       0.0%
*   Ryerson Holding Corp.                                         2,729   27,972       0.0%
    Schnitzer Steel Industries, Inc. Class A                      3,400   82,110       0.0%
#   Scotts Miracle-Gro Co. (The) Class A                          5,110  450,140       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                         SHARES   VALUE+    OF NET ASSETS**
                                                                         ------ ----------- ---------------
Materials -- (Continued)
            Sealed Air Corp.                                              5,588 $   254,980       0.0%
            Sensient Technologies Corp.                                   4,300     320,393       0.1%
            Sherwin-Williams Co. (The)                                      900     220,374       0.0%
#           Silgan Holdings, Inc.                                         7,824     398,633       0.1%
#           Sonoco Products Co.                                          11,298     568,176       0.1%
            Southern Copper Corp.                                         2,900      82,331       0.0%
            Steel Dynamics, Inc.                                          7,368     202,325       0.0%
            Stepan Co.                                                    2,576     182,973       0.0%
#*          Stillwater Mining Co.                                        14,113     187,985       0.0%
            SunCoke Energy, Inc.                                          6,774      69,163       0.0%
            Synalloy Corp.                                                  498       5,129       0.0%
#*          TimkenSteel Corp.                                             4,822      49,426       0.0%
*           Trecora Resources                                             2,437      24,979       0.0%
            Tredegar Corp.                                                3,599      66,582       0.0%
            Trinseo SA                                                    5,241     274,890       0.0%
            Tronox, Ltd. Class A                                          8,349      67,627       0.0%
*           UFP Technologies, Inc.                                          873      23,309       0.0%
            United States Lime & Minerals, Inc.                             400      26,316       0.0%
#           United States Steel Corp.                                    15,767     304,934       0.1%
#*          Universal Stainless & Alloy Products, Inc.                      900       9,450       0.0%
#*          US Concrete, Inc.                                             2,301     114,820       0.0%
            Valspar Corp. (The)                                           2,101     209,260       0.0%
            Vulcan Materials Co.                                          5,711     646,485       0.1%
#           Westlake Chemical Corp.                                       1,800      93,222       0.0%
            WestRock Co.                                                 10,412     480,930       0.1%
            Worthington Industries, Inc.                                  5,891     276,877       0.0%
            WR Grace & Co.                                                4,036     270,251       0.0%
                                                                                -----------       ---
Total Materials                                                                  33,325,591       4.8%
                                                                                -----------       ---
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                         1,200          --       0.0%
                                                                                -----------       ---
Real Estate -- (0.4%)
            Alexander & Baldwin, Inc.                                     6,267     261,898       0.0%
#*          Altisource Asset Management Corp.                                75       2,561       0.0%
*           Altisource Portfolio Solutions SA                             1,456      37,492       0.0%
*           AV Homes, Inc.                                                2,906      46,351       0.0%
*           CBRE Group, Inc. Class A                                     20,267     522,078       0.1%
#           Consolidated-Tomoka Land Co.                                    400      20,268       0.0%
#*          Forestar Group, Inc.                                          4,215      46,365       0.0%
#*          FRP Holdings, Inc.                                            1,138      36,188       0.0%
            Griffin Industrial Realty, Inc.                                 375      11,681       0.0%
            HFF, Inc. Class A                                             5,261     140,100       0.0%
#*          Howard Hughes Corp. (The)                                     3,832     420,869       0.1%
            Jones Lang LaSalle, Inc.                                      5,667     548,849       0.1%
            Kennedy-Wilson Holdings, Inc.                                10,413     214,508       0.0%
*           Marcus & Millichap, Inc.                                      4,556     106,747       0.0%
#           RE/MAX Holdings, Inc. Class A                                 2,161      93,895       0.0%
#           Realogy Holdings Corp.                                       13,738     314,463       0.1%
            RMR Group, Inc. (The) Class A                                 2,700      92,745       0.0%
#*          St Joe Co. (The)                                              6,481     114,714       0.0%
*           Stratus Properties, Inc.                                        889      21,514       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Real Estate -- (Continued)
*          Tejon Ranch Co.                                                2,696 $    60,229       0.0%
                                                                                -----------       ---
Total Real Estate                                                                 3,113,515       0.4%
                                                                                -----------       ---
Telecommunication Services -- (2.7%)
*          Alaska Communications Systems Group, Inc.                      2,160       3,499       0.0%
           AT&T, Inc.                                                   329,305  12,115,131       1.8%
           ATN International, Inc.                                        1,805     122,090       0.0%
*          Boingo Wireless, Inc.                                          4,077      39,628       0.0%
#          CenturyLink, Inc.                                             53,341   1,417,804       0.2%
*          Cincinnati Bell, Inc.                                          3,621      71,153       0.0%
           Cogent Communications Holdings, Inc.                           3,722     137,342       0.0%
#          Consolidated Communications Holdings, Inc.                     7,618     182,299       0.0%
#*         FairPoint Communications, Inc.                                 2,200      34,320       0.0%
#          Frontier Communications Corp.                                 46,837     188,285       0.0%
*          General Communication, Inc. Class A                            5,129      81,243       0.0%
*          Hawaiian Telcom Holdco, Inc.                                   1,165      23,906       0.0%
           IDT Corp. Class B                                              3,068      54,886       0.0%
           Inteliquent, Inc.                                              4,793      80,474       0.0%
#*         Iridium Communications, Inc.                                   4,837      39,422       0.0%
(degrees)* Leap Wireless International, Inc.                              1,200          --       0.0%
*          Level 3 Communications, Inc.                                   9,472     531,853       0.1%
*          Lumos Networks Corp.                                           3,100      44,051       0.0%
#*         ORBCOMM, Inc.                                                  6,642      59,313       0.0%
*          SBA Communications Corp. Class A                               2,317     262,470       0.1%
           Shenandoah Telecommunications Co.                              8,842     233,429       0.0%
           Spok Holdings, Inc.                                            2,587      46,695       0.0%
#*         Sprint Corp.                                                  65,319     402,365       0.1%
*          T-Mobile US, Inc.                                             14,641     728,097       0.1%
           Telephone & Data Systems, Inc.                                11,044     285,377       0.1%
*          United States Cellular Corp.                                   2,520      88,326       0.0%
           Verizon Communications, Inc.                                  80,590   3,876,379       0.6%
*          Vonage Holdings Corp.                                         25,339     173,826       0.0%
#          Windstream Holdings, Inc.                                     14,112     110,779       0.0%
                                                                                -----------       ---
Total Telecommunication Services                                                 21,434,442       3.1%
                                                                                -----------       ---
Utilities -- (2.0%)
           AES Corp.                                                     13,991     164,674       0.0%
           ALLETE, Inc.                                                   2,920     178,967       0.0%
           Alliant Energy Corp.                                           4,780     181,879       0.0%
           Ameren Corp.                                                   5,164     257,942       0.0%
           American Electric Power Co., Inc.                              4,918     318,883       0.1%
           American States Water Co.                                      3,200     127,936       0.0%
           American Water Works Co., Inc.                                 3,782     280,019       0.1%
           Aqua America, Inc.                                             5,408     166,026       0.0%
           Artesian Resources Corp. Class A                                 900      25,398       0.0%
           Atmos Energy Corp.                                             3,493     259,844       0.1%
           Avangrid, Inc.                                                 1,875      73,894       0.0%
           Avista Corp.                                                   4,382     181,415       0.0%
#          Black Hills Corp.                                              3,036     187,777       0.0%
           California Water Service Group                                 4,300     133,300       0.0%
*          Calpine Corp.                                                 44,699     531,918       0.1%
           CenterPoint Energy, Inc.                                       8,511     194,051       0.0%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Utilities -- (Continued)
    Chesapeake Utilities Corp.                                    1,346 $ 86,211       0.0%
    CMS Energy Corp.                                              5,870  247,420       0.0%
    Connecticut Water Service, Inc.                               1,110   57,798       0.0%
#   Consolidated Edison, Inc.                                     3,460  261,403       0.1%
    Consolidated Water Co., Ltd.                                    959   10,741       0.0%
    Delta Natural Gas Co., Inc.                                     591   13,918       0.0%
#   Dominion Resources, Inc.                                      6,542  491,958       0.1%
    DTE Energy Co.                                                3,743  359,365       0.1%
    Duke Energy Corp.                                             7,184  574,864       0.1%
#*  Dynegy, Inc.                                                 12,034  128,162       0.0%
    Edison International                                          3,287  241,529       0.0%
    El Paso Electric Co.                                          3,300  152,460       0.0%
    Empire District Electric Co. (The)                            3,337  114,226       0.0%
    Entergy Corp.                                                 3,708  273,205       0.1%
#   Eversource Energy                                             6,599  363,341       0.1%
    Exelon Corp.                                                  9,253  315,250       0.1%
    FirstEnergy Corp.                                             8,059  276,343       0.1%
    Fortis, Inc.                                                  5,207  171,050       0.0%
    Gas Natural, Inc.                                               700    8,645       0.0%
    Genie Energy, Ltd. Class B                                    1,601    8,341       0.0%
    Great Plains Energy, Inc.                                     5,224  148,571       0.0%
    Hawaiian Electric Industries, Inc.                            4,869  143,635       0.0%
    IDACORP, Inc.                                                 2,281  178,808       0.0%
#   MDU Resources Group, Inc.                                     8,521  223,335       0.0%
    MGE Energy, Inc.                                              2,863  167,342       0.0%
    Middlesex Water Co.                                           1,448   52,273       0.0%
#   National Fuel Gas Co.                                         3,754  196,635       0.0%
    New Jersey Resources Corp.                                    5,510  187,064       0.0%
    NextEra Energy, Inc.                                          4,867  622,976       0.1%
    NiSource, Inc.                                               11,742  273,119       0.1%
    Northwest Natural Gas Co.                                     2,277  133,888       0.0%
#   NorthWestern Corp.                                            2,582  148,594       0.0%
    NRG Energy, Inc.                                             28,306  300,893       0.1%
    NRG Yield, Inc. Class A                                       1,604   23,627       0.0%
#   NRG Yield, Inc. Class C                                       3,420   52,668       0.0%
#   OGE Energy Corp.                                              5,000  155,200       0.0%
#   ONE Gas, Inc.                                                 3,674  225,143       0.0%
#   Ormat Technologies, Inc.                                      6,255  301,679       0.1%
    Otter Tail Corp.                                              3,443  123,776       0.0%
    Pattern Energy Group, Inc.                                    7,049  157,545       0.0%
    PG&E Corp.                                                    5,154  320,166       0.1%
    Pinnacle West Capital Corp.                                   2,271  172,891       0.0%
#   PNM Resources, Inc.                                           3,689  121,184       0.0%
    Portland General Electric Co.                                 5,000  218,200       0.0%
    PPL Corp.                                                     6,696  229,941       0.0%
    Public Service Enterprise Group, Inc.                         5,117  215,323       0.0%
    RGC Resources, Inc.                                             100    2,460       0.0%
    SCANA Corp.                                                   2,829  207,535       0.0%
    Sempra Energy                                                 2,433  260,574       0.1%
    SJW Corp.                                                     1,848   93,749       0.0%
#   South Jersey Industries, Inc.                                 6,644  196,995       0.0%
    Southern Co. (The)                                           10,117  521,734       0.1%

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Utilities -- (Continued)
            Southwest Gas Corp.                                              2,701 $    195,714        0.0%
#           Spark Energy, Inc. Class A                                         500       12,100        0.0%
            Spire, Inc.                                                      3,100      194,680        0.0%
#*          Talen Energy Corp.                                               5,856       81,574        0.0%
            UGI Corp.                                                        7,227      334,538        0.1%
            Unitil Corp.                                                     1,246       50,550        0.0%
            Vectren Corp.                                                    3,548      178,500        0.0%
            WEC Energy Group, Inc.                                           5,445      325,175        0.1%
            Westar Energy, Inc.                                              5,593      320,591        0.1%
            WGL Holdings, Inc.                                               3,001      189,273        0.0%
            Xcel Energy, Inc.                                                8,217      341,416        0.1%
            York Water Co. (The)                                             1,162       36,719        0.0%
                                                                                   ------------      -----
Total Utilities                                                                      16,058,506        2.3%
                                                                                   ------------      -----
TOTAL COMMON STOCKS                                                                 681,806,703       99.2%
                                                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Dyax Corp. Contingent Value Rights                               2,300        2,553        0.0%
(degrees)#* Great Elm Capital Group, Inc. Rights 11/01/16                      268           12        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                        11,539       11,711        0.0%
(degrees)*  Safeway PDC, LLC Contingent Value Rights                        11,539          563        0.0%
                                                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                                                    14,839        0.0%
                                                                                   ------------      -----
TOTAL INVESTMENT SECURITIES                                                         681,821,542
                                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional U.S. Government Money Market Fund, 0.260%     3,120,151    3,120,151        0.5%
                                                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@        DFA Short Term Investment Fund                               8,720,719  100,916,158       14.7%
                                                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $654,355,975)                                  $785,857,851      114.4%
                                                                                   ============      =====

                  Information Classification: Limited Access

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------
                                                LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                              ------------ ------------ ------- ------------
Common Stocks
   Consumer Discretionary                     $107,605,936           --   --    $107,605,936
   Consumer Staples                             39,810,265           --   --      39,810,265
   Energy                                       50,847,279           --   --      50,847,279
   Financials                                  132,487,197           --   --     132,487,197
   Health Care                                  50,364,622           --   --      50,364,622
   Industrials                                  92,429,381           --   --      92,429,381
   Information Technology                      134,329,969           --   --     134,329,969
   Materials                                    33,325,591           --   --      33,325,591
   Other                                                --           --   --              --
   Real Estate                                   3,113,515           --   --       3,113,515
   Telecommunication Services                   21,434,442           --   --      21,434,442
   Utilities                                    16,058,506           --   --      16,058,506
Rights/Warrants                                         -- $     14,839   --          14,839
Temporary Cash Investments                       3,120,151           --   --       3,120,151
Securities Lending Collateral                           --  100,916,158   --     100,916,158
                                              ------------ ------------   --    ------------
TOTAL                                         $684,926,854 $100,930,997   --    $785,857,851
                                              ============ ============   ==    ============

                  Information Classification: Limited Access

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (14.9%)
*   1-800-Flowers.com, Inc. Class A                               4,534 $    43,300       0.0%
    A.H. Belo Corp. Class A                                         200       1,270       0.0%
    Aaron's, Inc.                                                 7,592     187,598       0.0%
#   Abercrombie & Fitch Co. Class A                               2,269      33,150       0.0%
*   Adient P.L.C.                                                 1,866      84,922       0.0%
    Advance Auto Parts, Inc.                                      4,271     598,282       0.1%
*   Amazon.com, Inc.                                             18,390  14,524,790       1.9%
    AMC Entertainment Holdings, Inc. Class A                      2,178      68,498       0.0%
*   AMC Networks, Inc. Class A                                    3,967     194,105       0.0%
#*  America's Car-Mart, Inc.                                        715      29,208       0.0%
*   American Axle & Manufacturing Holdings, Inc.                  6,624     118,702       0.0%
#   American Eagle Outfitters, Inc.                              25,036     426,613       0.1%
*   Apollo Education Group, Inc.                                  2,326      20,446       0.0%
    Aramark                                                      11,051     411,429       0.1%
#   Arctic Cat, Inc.                                              1,100      16,489       0.0%
*   Asbury Automotive Group, Inc.                                 2,758     140,520       0.0%
#*  Ascena Retail Group, Inc.                                    16,055      78,509       0.0%
#   Autoliv, Inc.                                                 7,097     686,848       0.1%
#*  AutoNation, Inc.                                             10,464     459,056       0.1%
#*  AutoZone, Inc.                                                  822     610,056       0.1%
*   Barnes & Noble Education, Inc.                                3,970      36,961       0.0%
#   Barnes & Noble, Inc.                                          2,178      22,433       0.0%
    Bassett Furniture Industries, Inc.                            1,000      22,950       0.0%
#   Bed Bath & Beyond, Inc.                                      12,800     517,376       0.1%
#   Best Buy Co., Inc.                                           34,850   1,356,013       0.2%
    Big 5 Sporting Goods Corp.                                    2,727      42,268       0.0%
*   Biglari Holdings, Inc.                                          201      88,074       0.0%
*   BJ's Restaurants, Inc.                                        1,890      68,229       0.0%
    Bloomin' Brands, Inc.                                        13,392     231,682       0.0%
#   Blue Nile, Inc.                                                 987      34,476       0.0%
    Bob Evans Farms, Inc.                                         1,710      70,486       0.0%
#*  Boot Barn Holdings, Inc.                                      1,500      19,200       0.0%
#   BorgWarner, Inc.                                             15,483     554,911       0.1%
#   Brinker International, Inc.                                   4,620     227,489       0.0%
    Brunswick Corp.                                               8,045     349,957       0.1%
#   Buckle, Inc. (The)                                              733      15,283       0.0%
#*  Buffalo Wild Wings, Inc.                                      1,076     156,719       0.0%
*   Build-A-Bear Workshop, Inc.                                   1,300      17,550       0.0%
*   Burlington Stores, Inc.                                       5,559     416,591       0.1%
#*  Cabela's, Inc.                                                7,563     465,956       0.1%
#   Cable One, Inc.                                                 800     461,392       0.1%
#   CalAtlantic Group, Inc.                                      17,960     580,467       0.1%
    Caleres, Inc.                                                 4,364     109,144       0.0%
    Callaway Golf Co.                                             7,313      74,666       0.0%
*   Cambium Learning Group, Inc.                                  3,100      16,058       0.0%
#*  CarMax, Inc.                                                 11,457     572,163       0.1%
#*  Carmike Cinemas, Inc.                                         1,357      44,306       0.0%
*   Carrols Restaurant Group, Inc.                                3,123      39,037       0.0%
    Carter's, Inc.                                                5,949     513,637       0.1%
    Cato Corp. (The) Class A                                      2,771      82,216       0.0%
*   Cavco Industries, Inc.                                        1,178     108,847       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    CBS Corp. Class B                                             22,052 $1,248,584       0.2%
*   Century Casinos, Inc.                                          1,500      9,510       0.0%
*   Century Communities, Inc.                                        895     17,631       0.0%
#*  Charter Communications, Inc. Class A                           7,101  1,774,469       0.2%
#   Cheesecake Factory, Inc. (The)                                 3,997    212,600       0.0%
#   Chico's FAS, Inc.                                             10,900    127,203       0.0%
    Children's Place, Inc. (The)                                   2,479    188,280       0.0%
#*  Chipotle Mexican Grill, Inc.                                     300    108,228       0.0%
    Churchill Downs, Inc.                                            199     27,064       0.0%
#*  Chuy's Holdings, Inc.                                          1,407     39,959       0.0%
    Cinemark Holdings, Inc.                                       12,893    513,141       0.1%
    Citi Trends, Inc.                                              1,533     30,445       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                   6,385     36,714       0.0%
    Coach, Inc.                                                   12,531    449,738       0.1%
    Collectors Universe, Inc.                                        906     17,024       0.0%
    Columbia Sportswear Co.                                        5,640    319,450       0.1%
    Comcast Corp. Class A                                        137,048  8,472,307       1.1%
#*  Conn's, Inc.                                                     165      1,568       0.0%
*   Cooper-Standard Holding, Inc.                                  1,180    107,699       0.0%
#   Cracker Barrel Old Country Store, Inc.                         2,393    330,234       0.1%
    CSS Industries, Inc.                                             242      6,074       0.0%
    CST Brands, Inc.                                               8,124    390,114       0.1%
    Culp, Inc.                                                       882     24,696       0.0%
    Dana, Inc.                                                     8,748    135,419       0.0%
*   Dave & Buster's Entertainment, Inc.                            2,648    109,495       0.0%
#*  Deckers Outdoor Corp.                                          3,239    169,043       0.0%
#*  Del Frisco's Restaurant Group, Inc.                              800     11,440       0.0%
*   Del Taco Restaurants, Inc.                                     2,923     39,197       0.0%
    Delphi Automotive P.L.C.                                       7,240    471,107       0.1%
#*  Delta Apparel, Inc.                                              231      3,811       0.0%
*   Denny's Corp.                                                  4,902     50,834       0.0%
*   Destination XL Group, Inc.                                     3,519     14,252       0.0%
    Dick's Sporting Goods, Inc.                                    8,196    456,107       0.1%
#   Dillard's, Inc. Class A                                        1,693    103,781       0.0%
    DineEquity, Inc.                                               1,900    150,290       0.0%
#*  Discovery Communications, Inc. Class A                        24,327    635,178       0.1%
*   Discovery Communications, Inc. Class C                        39,992  1,004,199       0.1%
*   DISH Network Corp. Class A                                    10,995    643,867       0.1%
    Dollar General Corp.                                           9,426    651,242       0.1%
*   Dollar Tree, Inc.                                              8,382    633,260       0.1%
    Domino's Pizza, Inc.                                           3,436    581,509       0.1%
#*  Dorman Products, Inc.                                          1,723    110,686       0.0%
    DR Horton, Inc.                                               37,821  1,090,379       0.2%
    Drew Industries, Inc.                                          2,229    199,607       0.0%
#   DSW, Inc. Class A                                              5,571    115,710       0.0%
#   Dunkin' Brands Group, Inc.                                     9,313    450,377       0.1%
#*  El Pollo Loco Holdings, Inc.                                   1,700     20,740       0.0%
    Entercom Communications Corp. Class A                          5,728     75,610       0.0%
    Entravision Communications Corp. Class A                       7,921     53,071       0.0%
#   Ethan Allen Interiors, Inc.                                    3,084     94,679       0.0%
#*  EW Scripps Co. (The) Class A                                   7,992    105,974       0.0%
#   Expedia, Inc.                                                  4,201    542,895       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Express, Inc.                                                  2,351 $   28,259       0.0%
*   Federal-Mogul Holdings Corp.                                   6,121     56,680       0.0%
#*  Fiesta Restaurant Group, Inc.                                    521     13,754       0.0%
#   Finish Line, Inc. (The) Class A                                1,800     35,442       0.0%
#*  Five Below, Inc.                                               3,658    137,468       0.0%
    Flexsteel Industries, Inc.                                       561     23,506       0.0%
    Foot Locker, Inc.                                              7,676    512,527       0.1%
    Ford Motor Co.                                               163,490  1,919,373       0.3%
#*  Fossil Group, Inc.                                               950     25,906       0.0%
*   Fox Factory Holding Corp.                                      3,872     84,022       0.0%
#   Fred's, Inc. Class A                                           4,728     43,167       0.0%
*   FTD Cos., Inc.                                                 3,046     61,286       0.0%
#*  G-III Apparel Group, Ltd.                                      2,326     60,755       0.0%
    GameStop Corp. Class A                                         7,010    168,590       0.0%
*   Gaming Partners International Corp.                              100      1,039       0.0%
    Gannett Co., Inc.                                             12,314     95,680       0.0%
#   Gap, Inc. (The)                                               19,632    541,647       0.1%
#   Garmin, Ltd.                                                  10,452    505,459       0.1%
    General Motors Co.                                            40,723  1,286,847       0.2%
#*  Genesco, Inc.                                                  2,582    138,912       0.0%
    Gentex Corp.                                                  23,766    401,883       0.1%
*   Gentherm, Inc.                                                 2,442     68,742       0.0%
    Genuine Parts Co.                                              7,241    655,962       0.1%
*   Gray Television, Inc.                                         10,495     93,405       0.0%
*   Green Brick Partners, Inc.                                     1,323     10,121       0.0%
#   Group 1 Automotive, Inc.                                       2,300    138,621       0.0%
#   Guess?, Inc.                                                   1,117     15,079       0.0%
#   Hanesbrands, Inc.                                             16,792    431,554       0.1%
#   Harley-Davidson, Inc.                                         10,317    588,275       0.1%
    Harman International Industries, Inc.                          5,781    460,804       0.1%
    Hasbro, Inc.                                                   9,019    752,275       0.1%
    Haverty Furniture Cos., Inc.                                   1,294     22,968       0.0%
*   Helen of Troy, Ltd.                                            2,970    242,055       0.0%
#*  Hibbett Sports, Inc.                                             200      7,770       0.0%
    Home Depot, Inc. (The)                                        48,660  5,937,007       0.8%
    Hooker Furniture Corp.                                           800     21,040       0.0%
*   Horizon Global Corp.                                           1,167     23,387       0.0%
    HSN, Inc.                                                      4,143    156,191       0.0%
#*  Hyatt Hotels Corp. Class A                                       825     41,902       0.0%
*   Iconix Brand Group, Inc.                                         300      2,364       0.0%
*   Installed Building Products, Inc.                              4,405    145,585       0.0%
    International Game Technology P.L.C.                          12,533    359,948       0.1%
    Interpublic Group of Cos., Inc. (The)                         36,181    810,093       0.1%
#*  iRobot Corp.                                                   2,559    129,741       0.0%
*   Isle of Capri Casinos, Inc.                                    3,770     79,170       0.0%
*   J Alexander's Holdings, Inc.                                     367      3,303       0.0%
    Jack in the Box, Inc.                                          1,960    183,711       0.0%
#*  JC Penney Co., Inc.                                           11,279     96,887       0.0%
    John Wiley & Sons, Inc. Class A                                6,383    329,363       0.1%
#*  Kate Spade & Co.                                               9,725    162,894       0.0%
#   KB Home                                                        2,800     40,712       0.0%
*   Kirkland's, Inc.                                               1,705     20,818       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   Kohl's Corp.                                                  6,202 $  271,337       0.0%
#   L Brands, Inc.                                                5,400    389,826       0.1%
    La-Z-Boy, Inc.                                                5,276    123,458       0.0%
#   Las Vegas Sands Corp.                                         8,393    485,787       0.1%
    Lear Corp.                                                    4,113    504,994       0.1%
    Leggett & Platt, Inc.                                         6,869    315,150       0.1%
    Lennar Corp. Class A                                         18,229    759,967       0.1%
    Lennar Corp. Class B                                          1,100     36,872       0.0%
    Libbey, Inc.                                                  2,144     34,325       0.0%
*   Liberty Broadband Corp. Class A                               1,330     86,383       0.0%
#*  Liberty Broadband Corp. Class C                               7,591    505,940       0.1%
*   Liberty Interactive Corp., QVC Group Class A                 42,490    785,640       0.1%
#*  Liberty Media Corp.-Liberty Braves Class A                      527      8,933       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                    1,166     19,437       0.0%
#*  Liberty Media Corp.-Liberty Media Class A                     1,318     36,680       0.0%
#*  Liberty Media Corp.-Liberty Media Class C                     2,915     79,900       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                  5,275    175,499       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                 11,661    387,029       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                    5,587    124,031       0.0%
*   Liberty Ventures Series A                                     2,760    110,124       0.0%
    Lifetime Brands, Inc.                                         1,200     16,980       0.0%
#   Lions Gate Entertainment Corp.                                1,725     35,121       0.0%
#   Lithia Motors, Inc. Class A                                   2,465    211,448       0.0%
*   Live Nation Entertainment, Inc.                              21,227    587,351       0.1%
*   LKQ Corp.                                                    24,116    778,464       0.1%
#*  Loral Space & Communications, Inc.                              340     13,192       0.0%
    Lowe's Cos., Inc.                                            19,166  1,277,414       0.2%
#*  Lululemon Athletica, Inc.                                     7,048    403,498       0.1%
*   M/I Homes, Inc.                                               2,266     48,742       0.0%
    Macy's, Inc.                                                 22,086    805,918       0.1%
#*  Madison Square Garden Co. (The) Class A                       1,261    208,683       0.0%
*   Malibu Boats, Inc. Class A                                    1,300     19,071       0.0%
    Marine Products Corp.                                           700      6,545       0.0%
*   MarineMax, Inc.                                               2,985     59,551       0.0%
    Mattel, Inc.                                                 17,178    541,622       0.1%
    McDonald's Corp.                                             19,433  2,187,573       0.3%
#   MDC Holdings, Inc.                                            8,245    195,489       0.0%
*   Media General, Inc.                                           7,656    129,004       0.0%
#   Meredith Corp.                                                5,254    238,269       0.0%
*   Meritage Homes Corp.                                          6,705    207,520       0.0%
#*  Michael Kors Holdings, Ltd.                                  12,563    637,949       0.1%
#*  Michaels Cos., Inc. (The)                                    11,300    262,725       0.0%
*   Modine Manufacturing Co.                                      2,398     26,258       0.0%
#   Monro Muffler Brake, Inc.                                     2,190    120,450       0.0%
#*  Motorcar Parts of America, Inc.                                 840     22,042       0.0%
    Movado Group, Inc.                                              605     13,340       0.0%
*   MSG Networks, Inc. Class A                                    6,586    125,793       0.0%
*   Murphy USA, Inc.                                              4,391    302,013       0.1%
*   Nathan's Famous, Inc.                                           200     10,660       0.0%
    National CineMedia, Inc.                                      8,869    123,013       0.0%
*   Nautilus, Inc.                                                3,718     65,437       0.0%
*   Netflix, Inc.                                                 6,475    808,533       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#   New Media Investment Group, Inc.                              3,191 $   45,950       0.0%
#   New York Times Co. (The) Class A                             17,780    193,802       0.0%
    Newell Brands, Inc.                                           6,196    297,532       0.1%
    News Corp. Class A                                           15,699    190,272       0.0%
    News Corp. Class B                                            7,695     95,418       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                      2,169    105,847       0.0%
#   Nordstrom, Inc.                                               2,100    109,200       0.0%
    Nutrisystem, Inc.                                             3,024     95,861       0.0%
*   NVR, Inc.                                                       300    456,900       0.1%
*   O'Reilly Automotive, Inc.                                     3,874  1,024,441       0.1%
    Office Depot, Inc.                                           15,909     50,113       0.0%
#*  Ollie's Bargain Outlet Holdings, Inc.                         1,635     44,717       0.0%
#   Omnicom Group, Inc.                                          12,098    965,662       0.1%
#*  Overstock.com, Inc.                                           2,277     33,358       0.0%
    Oxford Industries, Inc.                                       1,900    119,168       0.0%
#   Papa John's International, Inc.                               2,294    173,082       0.0%
*   Party City Holdco, Inc.                                       6,308    102,505       0.0%
#*  Penn National Gaming, Inc.                                    1,675     21,658       0.0%
#   Penske Automotive Group, Inc.                                 7,952    355,852       0.1%
*   Perry Ellis International, Inc.                               1,600     29,744       0.0%
    PetMed Express, Inc.                                            500      9,935       0.0%
#   Pier 1 Imports, Inc.                                          8,306     35,799       0.0%
#*  Pinnacle Entertainment, Inc.                                  2,285     27,077       0.0%
#   Polaris Industries, Inc.                                      1,592    121,963       0.0%
    Pool Corp.                                                    3,201    296,349       0.1%
*   Popeyes Louisiana Kitchen, Inc.                               1,467     78,308       0.0%
*   Potbelly Corp.                                                1,810     23,620       0.0%
*   Priceline Group, Inc. (The)                                   1,876  2,765,655       0.4%
#   PulteGroup, Inc.                                             33,869    629,963       0.1%
    PVH Corp.                                                     6,166    659,639       0.1%
#   Ralph Lauren Corp.                                            3,551    348,353       0.1%
    RCI Hospitality Holdings, Inc.                                  288      3,344       0.0%
*   Reading International, Inc. Class A                           1,600     21,104       0.0%
*   Red Lion Hotels Corp.                                         1,771     14,876       0.0%
*   Red Robin Gourmet Burgers, Inc.                                 956     43,976       0.0%
    Regal Entertainment Group Class A                            10,595    227,898       0.0%
#   Rent-A-Center, Inc.                                           4,988     50,329       0.0%
    Ross Stores, Inc.                                            16,250  1,016,275       0.1%
    Ruth's Hospitality Group, Inc.                                4,263     67,569       0.0%
    Saga Communications, Inc. Class A                               133      5,586       0.0%
    Salem Media Group, Inc.                                       1,000      5,450       0.0%
#*  Sally Beauty Holdings, Inc.                                  11,257    292,007       0.0%
    Scholastic Corp.                                              4,101    156,863       0.0%
#   Scripps Networks Interactive, Inc. Class A                   10,614    683,117       0.1%
#*  Select Comfort Corp.                                          4,528     86,892       0.0%
*   Sequential Brands Group, Inc.                                 2,082     14,990       0.0%
    Shoe Carnival, Inc.                                           2,176     55,205       0.0%
*   Shutterfly, Inc.                                              3,324    162,876       0.0%
#   Signet Jewelers, Ltd.                                         1,500    121,890       0.0%
#   Sinclair Broadcast Group, Inc. Class A                       14,676    368,368       0.1%
#*  Sirius XM Holdings, Inc.                                     64,764    270,066       0.0%
#*  Skechers U.S.A., Inc. Class A                                11,099    233,412       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Smith & Wesson Holding Corp.                                  7,290 $  192,675       0.0%
#   Sonic Automotive, Inc. Class A                                1,600     28,640       0.0%
#   Sonic Corp.                                                   3,600     82,476       0.0%
    Spartan Motors, Inc.                                          1,751     14,971       0.0%
    Standard Motor Products, Inc.                                 1,900     92,910       0.0%
    Staples, Inc.                                                34,888    258,171       0.0%
    Starbucks Corp.                                              38,046  2,019,101       0.3%
*   Starz Class A                                                 5,035    158,401       0.0%
    Stein Mart, Inc.                                              5,735     34,525       0.0%
*   Steven Madden, Ltd.                                           5,853    195,490       0.0%
*   Stoneridge, Inc.                                              2,300     34,086       0.0%
    Sturm Ruger & Co., Inc.                                       2,289    140,773       0.0%
    Superior Uniform Group, Inc.                                    923     16,420       0.0%
    Tailored Brands, Inc.                                         2,126     33,591       0.0%
#   Target Corp.                                                 15,300  1,051,569       0.2%
*   Taylor Morrison Home Corp. Class A                            1,200     20,472       0.0%
    TEGNA, Inc.                                                  43,253    848,624       0.1%
#*  Tempur Sealy International, Inc.                              7,115    384,708       0.1%
#*  Tenneco, Inc.                                                 4,518    248,806       0.0%
*   Tesla Motors, Inc.                                            1,400    276,822       0.0%
    Texas Roadhouse, Inc.                                         4,609    186,757       0.0%
#   Thor Industries, Inc.                                         5,625    446,119       0.1%
#   Tiffany & Co.                                                10,207    749,398       0.1%
#*  Tile Shop Holdings, Inc.                                      5,200     88,140       0.0%
    Time Warner, Inc.                                            48,537  4,319,308       0.6%
    Time, Inc.                                                   11,872    154,336       0.0%
    TJX Cos., Inc. (The)                                         25,328  1,867,940       0.3%
*   Toll Brothers, Inc.                                          20,581    564,743       0.1%
*   TopBuild Corp.                                                2,759     83,129       0.0%
    Tower International, Inc.                                     1,600     34,720       0.0%
#   Tractor Supply Co.                                            7,303    457,387       0.1%
*   Trans World Entertainment Corp.                               1,000      3,900       0.0%
*   TRI Pointe Group, Inc.                                       26,216    283,919       0.0%
#*  TripAdvisor, Inc.                                             3,300    212,784       0.0%
#   tronc, Inc.                                                   2,758     33,179       0.0%
#*  Tuesday Morning Corp.                                         4,976     24,631       0.0%
#   Tupperware Brands Corp.                                       3,827    227,783       0.0%
    Twenty-First Century Fox, Inc. Class A                       58,112  1,526,602       0.2%
    Twenty-First Century Fox, Inc. Class B                       23,197    612,169       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                        3,044    740,727       0.1%
#*  Under Armour, Inc. Class A                                    8,200    255,020       0.0%
*   Under Armour, Inc. Class C                                    5,736    148,333       0.0%
*   Unifi, Inc.                                                   1,776     51,060       0.0%
*   Universal Electronics, Inc.                                   1,355     95,053       0.0%
#*  Urban Outfitters, Inc.                                       13,018    435,452       0.1%
#*  Vera Bradley, Inc.                                            4,500     60,165       0.0%
#   Viacom, Inc. Class A                                          1,336     56,513       0.0%
    Viacom, Inc. Class B                                         28,478  1,069,634       0.2%
*   Vince Holding Corp.                                           2,000     10,900       0.0%
*   Vista Outdoor, Inc.                                           5,989    231,595       0.0%
    Visteon Corp.                                                 1,429    100,902       0.0%
#*  Vitamin Shoppe, Inc.                                          1,139     28,532       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Walt Disney Co. (The)                   50,506 $  4,681,401       0.6%
*   WCI Communities, Inc.                      104        2,408       0.0%
#   Wendy's Co. (The)                       28,688      310,978       0.1%
*   West Marine, Inc.                        1,791       14,328       0.0%
#   Weyco Group, Inc.                          906       22,931       0.0%
    Whirlpool Corp.                          7,600    1,138,632       0.2%
#   Williams-Sonoma, Inc.                    9,117      421,388       0.1%
#   Winmark Corp.                              415       44,384       0.0%
#   Winnebago Industries, Inc.               2,779       78,507       0.0%
    Wolverine World Wide, Inc.               9,245      197,381       0.0%
#   Wyndham Worldwide Corp.                  3,700      243,608       0.0%
    Wynn Resorts, Ltd.                       2,300      217,465       0.0%
*   ZAGG, Inc.                               2,300       14,950       0.0%
#*  Zumiez, Inc.                             2,738       60,920       0.0%
                                                   ------------      ----
Total Consumer Discretionary                        125,284,926      16.7%
                                                   ------------      ----
Consumer Staples -- (6.6%)
    Andersons, Inc. (The)                    3,024      115,063       0.0%
    Avon Products, Inc.                     65,731      430,538       0.1%
    B&G Foods, Inc.                          4,263      180,751       0.0%
#*  Blue Buffalo Pet Products, Inc.          6,181      155,267       0.0%
#*  Boston Beer Co., Inc. (The) Class A        200       31,050       0.0%
    Brown-Forman Corp. Class A               3,816      185,076       0.0%
#   Brown-Forman Corp. Class B               8,764      404,634       0.1%
    Calavo Growers, Inc.                       890       52,643       0.0%
#   Casey's General Stores, Inc.             6,341      716,470       0.1%
#*  Central Garden & Pet Co.                   300        7,296       0.0%
*   Central Garden & Pet Co. Class A         2,078       48,501       0.0%
#*  Chefs' Warehouse, Inc. (The)               900       10,260       0.0%
    Church & Dwight Co., Inc.                7,000      337,820       0.1%
#   Clorox Co. (The)                         6,720      806,534       0.1%
#   Coca-Cola Bottling Co. Consolidated        837      118,268       0.0%
    Coca-Cola Co. (The)                    133,728    5,670,067       0.8%
    Colgate-Palmolive Co.                   30,603    2,183,830       0.3%
    Constellation Brands, Inc. Class A       5,780      965,954       0.1%
    Costco Wholesale Corp.                  22,833    3,376,316       0.5%
    Coty, Inc. Class A                      30,704      705,885       0.1%
*   Craft Brew Alliance, Inc.                2,667       42,805       0.0%
    CVS Health Corp.                        65,194    5,482,815       0.7%
    Dr Pepper Snapple Group, Inc.            5,597      491,361       0.1%
*   Edgewell Personal Care Co.               7,758      584,953       0.1%
    Estee Lauder Cos., Inc. (The) Class A   10,528      917,305       0.1%
*   Farmer Brothers Co.                      1,236       40,417       0.0%
#*  Hain Celestial Group, Inc. (The)        11,454      416,582       0.1%
#*  Herbalife, Ltd.                         10,500      637,140       0.1%
*   HRG Group, Inc.                          9,972      149,979       0.0%
    Ingles Markets, Inc. Class A             1,499       59,210       0.0%
    Inter Parfums, Inc.                      4,615      150,449       0.0%
    J&J Snack Foods Corp.                      911      111,279       0.0%
    JM Smucker Co. (The)                     8,894    1,167,871       0.2%
#   John B. Sanfilippo & Son, Inc.             549       27,823       0.0%
    Kellogg Co.                              1,951      146,579       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Consumer Staples -- (Continued)
    Kraft Heinz Co. (The)                                        11,186 $   994,995       0.1%
    Kroger Co. (The)                                             34,163   1,058,370       0.1%
    Lancaster Colony Corp.                                        1,762     230,205       0.0%
*   Landec Corp.                                                  1,591      21,081       0.0%
#   McCormick & Co., Inc. Non-Voting                              6,707     643,000       0.1%
    McCormick & Co., Inc. Voting                                    200      19,096       0.0%
#   Mead Johnson Nutrition Co.                                    7,428     555,392       0.1%
    Medifast, Inc.                                                2,575     105,729       0.0%
    Molson Coors Brewing Co. Class B                              3,401     353,058       0.1%
*   Monster Beverage Corp.                                        3,609     520,923       0.1%
*   National Beverage Corp.                                       2,397     113,234       0.0%
*   Natural Alternatives International, Inc.                      1,014      12,776       0.0%
#   Natural Health Trends Corp.                                     187       4,363       0.0%
#   Nature's Sunshine Products, Inc.                                500       6,275       0.0%
    Nu Skin Enterprises, Inc. Class A                             7,835     483,028       0.1%
*   Nutraceutical International Corp.                             1,020      29,376       0.0%
    Oil-Dri Corp. of America                                        489      16,509       0.0%
*   Omega Protein Corp.                                           1,423      31,733       0.0%
#   Orchids Paper Products Co.                                    1,044      26,789       0.0%
    PepsiCo, Inc.                                                33,124   3,550,893       0.5%
    Pinnacle Foods, Inc.                                          3,599     185,061       0.0%
*   Post Holdings, Inc.                                           2,289     174,490       0.0%
#   PriceSmart, Inc.                                              2,746     249,749       0.0%
*   Primo Water Corp.                                             2,291      29,989       0.0%
    Procter & Gamble Co. (The)                                   69,720   6,051,696       0.8%
*   Revlon, Inc. Class A                                          6,086     206,924       0.0%
*   Rite Aid Corp.                                               18,583     124,692       0.0%
*   Seneca Foods Corp. Class A                                      504      14,818       0.0%
#*  Smart & Final Stores, Inc.                                    3,795      45,540       0.0%
#   Snyder's-Lance, Inc.                                          4,597     163,515       0.0%
    SpartanNash Co.                                               2,069      57,932       0.0%
#   Spectrum Brands Holdings, Inc.                                1,399     189,201       0.0%
#*  Sprouts Farmers Market, Inc.                                  5,500     121,825       0.0%
*   SUPERVALU, Inc.                                              21,452      92,029       0.0%
    Sysco Corp.                                                  24,889   1,197,659       0.2%
#   Tootsie Roll Industries, Inc.                                 1,429      50,658       0.0%
#*  TreeHouse Foods, Inc.                                         3,829     334,961       0.1%
*   United Natural Foods, Inc.                                    5,561     232,116       0.0%
#*  USANA Health Sciences, Inc.                                   2,491     320,093       0.1%
    Village Super Market, Inc. Class A                            1,201      35,910       0.0%
    Wal-Mart Stores, Inc.                                        76,148   5,331,883       0.7%
    Walgreens Boots Alliance, Inc.                               36,548   3,023,616       0.4%
#   WD-40 Co.                                                       567      60,456       0.0%
    Weis Markets, Inc.                                            2,705     150,479       0.0%
*   WhiteWave Foods Co. (The)                                     6,063     330,373       0.1%
#   Whole Foods Market, Inc.                                     26,576     751,835       0.1%
                                                                        -----------       ---
Total Consumer Staples                                                   55,233,116       7.4%
                                                                        -----------       ---
Energy -- (2.2%)
    Archrock, Inc.                                                5,588      64,821       0.0%
    Baker Hughes, Inc.                                           20,778   1,151,101       0.2%
    Cheniere Energy Partners L.P. Holdings LLC                    2,900      57,826       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Energy -- (Continued)
*   Cheniere Energy, Inc.                                           900 $   33,930       0.0%
*   Clean Energy Fuels Corp.                                      6,538     26,871       0.0%
*   Contango Oil & Gas Co.                                          870      6,812       0.0%
#   Core Laboratories NV                                          5,622    545,165       0.1%
*   Dawson Geophysical Co.                                        1,600     10,480       0.0%
    Delek US Holdings, Inc.                                       7,257    122,643       0.0%
#   DHT Holdings, Inc.                                            1,736      7,066       0.0%
#   Diamond Offshore Drilling, Inc.                              12,360    203,817       0.0%
#*  Dorian LPG, Ltd.                                              1,061      5,974       0.0%
#*  Dril-Quip, Inc.                                               4,693    222,918       0.0%
    Ensco P.L.C. Class A                                         27,100    211,922       0.0%
#*  Era Group, Inc.                                               1,326     10,011       0.0%
    Evolution Petroleum Corp.                                       400      3,080       0.0%
*   Exterran Corp.                                                2,794     44,173       0.0%
*   Fairmount Santrol Holdings, Inc.                                201      1,727       0.0%
*   FMC Technologies, Inc.                                       22,177    715,652       0.1%
#*  Forum Energy Technologies, Inc.                              12,598    226,764       0.0%
#   Frank's International NV                                     10,926    122,918       0.0%
*   Geospace Technologies Corp.                                     400      7,372       0.0%
    Green Plains, Inc.                                            4,165    108,290       0.0%
*   Helix Energy Solutions Group, Inc.                           14,600    127,312       0.0%
#   Helmerich & Payne, Inc.                                       7,153    451,426       0.1%
#   Hess Corp.                                                    1,000     47,970       0.0%
#   HollyFrontier Corp.                                           3,938     98,253       0.0%
#*  Isramco, Inc.                                                    37      3,552       0.0%
    Marathon Petroleum Corp.                                     24,965  1,088,224       0.2%
*   Matrix Service Co.                                            3,220     56,994       0.0%
*   McDermott International, Inc.                                31,700    162,938       0.0%
    Nabors Industries, Ltd.                                      30,470    362,593       0.1%
#   National Oilwell Varco, Inc.                                 25,192    808,663       0.1%
*   Natural Gas Services Group, Inc.                              1,811     39,299       0.0%
*   Newpark Resources, Inc.                                      11,100     69,930       0.0%
#   Nordic American Tankers, Ltd.                                    60        490       0.0%
#   Oceaneering International, Inc.                              12,659    301,284       0.1%
*   Oil States International, Inc.                                7,279    212,911       0.0%
#   ONEOK, Inc.                                                  14,389    696,859       0.1%
    Panhandle Oil and Gas, Inc. Class A                           1,703     30,654       0.0%
*   Par Pacific Holdings, Inc.                                    1,441     18,358       0.0%
*   Parker Drilling Co.                                          13,200     26,400       0.0%
#   Patterson-UTI Energy, Inc.                                   15,092    339,268       0.1%
    PBF Energy, Inc. Class A                                      5,813    126,723       0.0%
*   PHI, Inc. Non-Voting                                          1,571     24,476       0.0%
    Phillips 66                                                  21,308  1,729,144       0.2%
#*  Pioneer Energy Services Corp.                                 6,317     22,425       0.0%
#*  Renewable Energy Group, Inc.                                  6,490     56,788       0.0%
#*  REX American Resources Corp.                                    900     71,091       0.0%
*   RigNet, Inc.                                                  1,226     18,390       0.0%
#   Rowan Cos. P.L.C. Class A                                    16,291    216,182       0.0%
#*  RPC, Inc.                                                     8,300    143,341       0.0%
    Schlumberger, Ltd.                                           49,701  3,888,109       0.5%
#*  SEACOR Holdings, Inc.                                         1,700     83,827       0.0%
#   Ship Finance International, Ltd.                              2,689     34,016       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Energy -- (Continued)
#   Superior Energy Services, Inc.                               15,360 $   217,498       0.0%
    Targa Resources Corp.                                           900      39,510       0.0%
#   Tesco Corp.                                                   6,566      44,977       0.0%
    Tesoro Corp.                                                 13,844   1,176,325       0.2%
*   TETRA Technologies, Inc.                                     10,854      59,154       0.0%
#*  Transocean, Ltd.                                             39,045     375,223       0.1%
    Valero Energy Corp.                                          18,376   1,088,594       0.2%
#   Western Refining, Inc.                                       12,953     373,694       0.1%
*   Willbros Group, Inc.                                          3,895       5,920       0.0%
    World Fuel Services Corp.                                     7,081     285,010       0.0%
                                                                        -----------       ---
Total Energy                                                             18,935,128       2.5%
                                                                        -----------       ---
Financials -- (15.1%)
    1st Source Corp.                                              2,410      83,290       0.0%
    A-Mark Precious Metals, Inc.                                  1,400      21,350       0.0%
#   Access National Corp.                                         1,164      27,435       0.0%
    ACNB Corp.                                                      300       8,070       0.0%
*   Affiliated Managers Group, Inc.                               4,500     596,970       0.1%
    Aflac, Inc.                                                  22,190   1,528,225       0.2%
*   Alleghany Corp.                                                 958     494,529       0.1%
    Allied World Assurance Co. Holdings AG                        8,842     380,029       0.1%
    Allstate Corp. (The)                                         12,612     856,355       0.1%
    Ally Financial, Inc.                                         49,098     887,201       0.1%
#*  Ambac Financial Group, Inc.                                   3,674      67,785       0.0%
    American Equity Investment Life Holding Co.                  13,340     239,186       0.0%
    American Express Co.                                         44,013   2,923,343       0.4%
    American Financial Group, Inc.                                8,269     616,040       0.1%
    American International Group, Inc.                           53,363   3,292,497       0.5%
    American National Bankshares, Inc.                            1,000      27,050       0.0%
#   American National Insurance Co.                               2,303     269,819       0.0%
    Ameriprise Financial, Inc.                                   15,351   1,356,875       0.2%
    Ameris Bancorp                                                3,724     135,181       0.0%
    AMERISAFE, Inc.                                               2,441     135,720       0.0%
#   AmTrust Financial Services, Inc.                             20,364     537,406       0.1%
*   Arch Capital Group, Ltd.                                      5,736     447,236       0.1%
    Argo Group International Holdings, Ltd.                         605      33,638       0.0%
#   Arrow Financial Corp.                                         1,610      50,876       0.0%
#   Arthur J Gallagher & Co.                                     17,420     840,167       0.1%
#   Artisan Partners Asset Management, Inc. Class A               3,548      92,248       0.0%
    Aspen Insurance Holdings, Ltd.                                5,926     285,929       0.0%
    Associated Banc-Corp                                         12,504     253,831       0.0%
    Associated Capital Group, Inc. Class A                          247       8,386       0.0%
    Assurant, Inc.                                                7,047     567,424       0.1%
    Assured Guaranty, Ltd.                                       15,300     457,317       0.1%
*   Asta Funding, Inc.                                              300       2,940       0.0%
#   Astoria Financial Corp.                                       9,636     140,975       0.0%
*   Atlas Financial Holdings, Inc.                                  777      13,326       0.0%
    Axis Capital Holdings, Ltd.                                   9,162     521,959       0.1%
    Baldwin & Lyons, Inc. Class B                                 1,722      42,361       0.0%
#   Banc of California, Inc.                                      4,926      65,516       0.0%
    BancFirst Corp.                                               1,714     122,894       0.0%
*   Bancorp, Inc. (The)                                           4,757      29,636       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    BancorpSouth, Inc.                                            10,210 $  239,935       0.0%
    Bank Mutual Corp.                                              3,846     29,999       0.0%
    Bank of America Corp.                                        216,885  3,578,602       0.5%
#   Bank of Hawaii Corp.                                           4,768    358,315       0.1%
#   Bank of Marin Bancorp                                            819     41,564       0.0%
    Bank of New York Mellon Corp. (The)                           27,305  1,181,487       0.2%
#   Bank of the Ozarks, Inc.                                       6,138    226,860       0.0%
    BankFinancial Corp.                                            1,550     19,484       0.0%
    BankUnited, Inc.                                               9,830    286,446       0.0%
    Banner Corp.                                                   3,711    167,515       0.0%
#   Bar Harbor Bankshares                                            610     22,174       0.0%
    BB&T Corp.                                                    15,704    615,597       0.1%
    Beneficial Bancorp, Inc.                                       9,276    134,502       0.0%
    Berkshire Hills Bancorp, Inc.                                  3,354     99,111       0.0%
    BGC Partners, Inc. Class A                                    34,131    293,185       0.1%
    BlackRock, Inc.                                                4,859  1,658,085       0.2%
#   Blue Hills Bancorp, Inc.                                       2,736     42,545       0.0%
    BNC Bancorp                                                    5,279    131,447       0.0%
#*  BofI Holding, Inc.                                             3,360     62,597       0.0%
#   BOK Financial Corp.                                            4,467    317,246       0.1%
    Boston Private Financial Holdings, Inc.                        9,686    127,371       0.0%
    Bridge Bancorp, Inc.                                             588     16,199       0.0%
    Brookline Bancorp, Inc.                                        8,465    108,352       0.0%
#   Brown & Brown, Inc.                                           25,005    921,684       0.1%
    Bryn Mawr Bank Corp.                                           2,102     66,003       0.0%
*   BSB Bancorp, Inc.                                                453     11,099       0.0%
    Camden National Corp.                                          1,950     64,389       0.0%
#   Capital Bank Financial Corp. Class A                           3,145    102,999       0.0%
    Capital City Bank Group, Inc.                                  2,327     34,998       0.0%
    Capital One Financial Corp.                                   14,979  1,109,045       0.2%
    Capitol Federal Financial, Inc.                               15,181    222,705       0.0%
    Cardinal Financial Corp.                                       3,831    100,679       0.0%
    Carolina Financial Corp.                                         626     14,273       0.0%
*   Cascade Bancorp                                                8,652     52,864       0.0%
    Cathay General Bancorp                                         8,623    258,259       0.0%
    CBOE Holdings, Inc.                                            6,365    402,332       0.1%
    CenterState Banks, Inc.                                        5,385    100,592       0.0%
    Central Pacific Financial Corp.                                3,622     92,832       0.0%
    Central Valley Community Bancorp                                 352      5,041       0.0%
    Charles Schwab Corp. (The)                                    28,455    902,023       0.1%
    Charter Financial Corp.                                        1,710     21,632       0.0%
    Chemical Financial Corp.                                       5,855    251,472       0.0%
    Chubb, Ltd.                                                   17,064  2,167,128       0.3%
#   Cincinnati Financial Corp.                                     9,246    654,432       0.1%
    CIT Group, Inc.                                                7,608    276,399       0.0%
    Citigroup, Inc.                                               74,257  3,649,732       0.5%
#   Citizens & Northern Corp.                                      1,544     32,300       0.0%
    Citizens Financial Group, Inc.                                19,158    504,622       0.1%
#*  Citizens, Inc.                                                 4,745     36,916       0.0%
#   City Holding Co.                                               1,696     88,650       0.0%
    Clifton Bancorp, Inc.                                          2,650     40,518       0.0%
    CME Group, Inc.                                               10,704  1,071,470       0.2%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    CNB Financial Corp.                                           2,020 $   39,491       0.0%
    CNO Financial Group, Inc.                                     7,390    111,441       0.0%
    CoBiz Financial, Inc.                                         4,711     59,924       0.0%
    Codorus Valley Bancorp, Inc.                                    735     15,362       0.0%
    Cohen & Steers, Inc.                                          4,341    161,398       0.0%
#   Columbia Banking System, Inc.                                 6,040    199,441       0.0%
*   Comerica, Inc.                                                   --         --       0.0%
#   Commerce Bancshares, Inc.                                     9,437    470,151       0.1%
#   Community Bank System, Inc.                                   4,653    219,203       0.0%
    Community Trust Bancorp, Inc.                                 2,070     75,658       0.0%
    ConnectOne Bancorp, Inc.                                      3,631     66,629       0.0%
*   Consumer Portfolio Services, Inc.                             2,632     11,791       0.0%
#*  Credit Acceptance Corp.                                       2,017    371,330       0.1%
*   CU Bancorp                                                    1,711     40,208       0.0%
#   Cullen/Frost Bankers, Inc.                                    5,250    398,947       0.1%
*   Customers Bancorp, Inc.                                       2,799     75,769       0.0%
#   CVB Financial Corp.                                          11,718    196,628       0.0%
    Diamond Hill Investment Group, Inc.                             400     72,804       0.0%
    Dime Community Bancshares, Inc.                               3,897     63,131       0.0%
    Discover Financial Services                                  22,485  1,266,580       0.2%
    Donegal Group, Inc. Class A                                   2,738     41,207       0.0%
#*  Donnelley Financial Solutions, Inc.                           3,620     77,649       0.0%
*   E*TRADE Financial Corp.                                      10,525    296,384       0.1%
*   Eagle Bancorp, Inc.                                           2,975    146,221       0.0%
    East West Bancorp, Inc.                                      10,139    400,592       0.1%
#   Eaton Vance Corp.                                            18,420    645,805       0.1%
#*  eHealth, Inc.                                                 1,842     14,423       0.0%
    EMC Insurance Group, Inc.                                     2,705     65,867       0.0%
    Employers Holdings, Inc.                                      3,966    124,334       0.0%
#*  Encore Capital Group, Inc.                                    1,237     24,554       0.0%
    Endurance Specialty Holdings, Ltd.                            8,956    823,504       0.1%
#*  Enova International, Inc.                                        83        780       0.0%
*   Enstar Group, Ltd.                                            2,157    363,670       0.1%
    Enterprise Financial Services Corp.                           2,311     76,494       0.0%
    Erie Indemnity Co. Class A                                    3,340    341,983       0.1%
    ESSA Bancorp, Inc.                                            1,200     16,176       0.0%
    EverBank Financial Corp.                                      2,729     52,697       0.0%
    Evercore Partners, Inc. Class A                               4,255    228,706       0.0%
    Everest Re Group, Ltd.                                        3,300    671,616       0.1%
*   Ezcorp, Inc. Class A                                          7,270     70,882       0.0%
#   FactSet Research Systems, Inc.                                2,623    405,831       0.1%
    Farmers Capital Bank Corp.                                      654     20,536       0.0%
    FBL Financial Group, Inc. Class A                               800     50,640       0.0%
*   FCB Financial Holdings, Inc. Class A                          4,042    150,767       0.0%
    Federal Agricultural Mortgage Corp. Class C                     638     26,050       0.0%
#   Federated Investors, Inc. Class B                            13,798    372,546       0.1%
    Federated National Holding Co.                                1,200     21,492       0.0%
#   Fidelity & Guaranty Life                                        706     15,603       0.0%
    Fidelity Southern Corp.                                       2,784     50,752       0.0%
    Fifth Third Bancorp                                          25,540    555,750       0.1%
#   Financial Engines, Inc.                                       3,800    105,070       0.0%
    Financial Institutions, Inc.                                  1,693     45,457       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                        SHARES   VALUE+   OF NET ASSETS**
                                                                        ------ ---------- ---------------
Financials -- (Continued)
           First American Financial Corp.                               12,465 $  486,883       0.1%
*          First BanCorp(318672706)                                     12,298     63,089       0.0%
#          First Bancorp(318910106)                                      2,841     56,167       0.0%
           First Bancorp, Inc.                                           1,214     28,735       0.0%
           First Busey Corp.                                             2,176     50,287       0.0%
           First Business Financial Services, Inc.                         900     16,965       0.0%
           First Citizens BancShares, Inc. Class A                       1,118    325,338       0.1%
           First Commonwealth Financial Corp.                            9,041     91,857       0.0%
           First Community Bancshares, Inc.                              2,068     46,840       0.0%
           First Connecticut Bancorp., Inc.                              1,375     24,406       0.0%
           First Defiance Financial Corp.                                  822     32,453       0.0%
           First Financial Bancorp                                       6,737    144,845       0.0%
#          First Financial Bankshares, Inc.                              6,462    233,924       0.0%
           First Financial Corp.                                           822     32,962       0.0%
           First Financial Northwest, Inc.                               1,300     20,670       0.0%
#          First Horizon National Corp.                                 23,115    356,202       0.1%
           First Interstate BancSystem, Inc. Class A                     2,240     71,456       0.0%
           First Merchants Corp.                                         3,976    111,924       0.0%
           First Midwest Bancorp, Inc.                                   8,690    167,804       0.0%
           First of Long Island Corp. (The)                                970     30,992       0.0%
(degrees)* First Place Financial Corp.                                     400         --       0.0%
#          First Republic Bank                                           9,165    682,151       0.1%
           FirstCash, Inc.                                               5,162    243,646       0.0%
*          Flagstar Bancorp, Inc.                                        5,574    152,895       0.0%
           Flushing Financial Corp.                                      3,493     74,820       0.0%
#          FNB Corp.                                                    17,032    222,608       0.0%
           FNF Group                                                    19,962    716,835       0.1%
*          FNFV Group                                                    3,125     37,656       0.0%
           Franklin Resources, Inc.                                      7,953    267,698       0.0%
           Fulton Financial Corp.                                       18,027    268,602       0.0%
           Gain Capital Holdings, Inc.                                   6,006     27,628       0.0%
           GAMCO Investors, Inc. Class A                                 1,401     39,802       0.0%
#*         Genworth Financial, Inc. Class A                             36,151    149,665       0.0%
           German American Bancorp, Inc.                                 1,054     41,032       0.0%
#          Glacier Bancorp, Inc.                                         8,174    230,997       0.0%
*          Global Indemnity P.L.C.                                       1,893     56,866       0.0%
           Goldman Sachs Group, Inc. (The)                               9,961  1,775,449       0.2%
           Great Southern Bancorp, Inc.                                  1,645     68,021       0.0%
*          Green Dot Corp. Class A                                       5,971    132,556       0.0%
#          Greenhill & Co., Inc.                                         2,400     56,280       0.0%
*          Greenlight Capital Re, Ltd. Class A                           4,972     98,943       0.0%
           Guaranty Bancorp                                              2,445     46,455       0.0%
*          Hallmark Financial Services, Inc.                             1,500     15,540       0.0%
           Hancock Holding Co.                                           7,947    266,622       0.0%
           Hanmi Financial Corp.                                         3,358     83,950       0.0%
           Hanover Insurance Group, Inc. (The)                           4,942    376,531       0.1%
           Hartford Financial Services Group, Inc. (The)                28,108  1,239,844       0.2%
#          HCI Group, Inc.                                                 300      8,133       0.0%
           Heartland Financial USA, Inc.                                 2,738    102,538       0.0%
           Hennessy Advisors, Inc.                                         845     24,404       0.0%
           Heritage Commerce Corp.                                       3,641     39,505       0.0%
           Heritage Financial Corp.                                      3,465     63,756       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Heritage Oaks Bancorp                                         3,246 $   25,806       0.0%
*   Hilltop Holdings, Inc.                                       10,662    263,351       0.0%
    Hingham Institution for Savings                                 100     14,345       0.0%
    Home Bancorp, Inc.                                              196      5,627       0.0%
#   Home BancShares, Inc.                                        13,829    297,462       0.1%
*   HomeStreet, Inc.                                              2,406     66,285       0.0%
*   HomeTrust Bancshares, Inc.                                    1,696     31,546       0.0%
    Hope Bancorp, Inc.                                           14,506    234,127       0.0%
    Horace Mann Educators Corp.                                   3,051    109,683       0.0%
    Horizon Bancorp                                               1,721     49,909       0.0%
    Iberiabank Corp.                                              3,798    249,339       0.0%
#   Independence Holding Co.                                        479      8,406       0.0%
    Independent Bank Corp.                                        2,960    163,244       0.0%
    Independent Bank Group, Inc.                                  1,565     75,589       0.0%
    Interactive Brokers Group, Inc. Class A                       7,805    259,048       0.0%
    Intercontinental Exchange, Inc.                               3,922  1,060,470       0.2%
    International Bancshares Corp.                                7,193    221,904       0.0%
*   INTL. FCStone, Inc.                                           1,988     71,369       0.0%
    Invesco, Ltd.                                                34,191    960,425       0.1%
    Investment Technology Group, Inc.                             3,576     54,749       0.0%
#   Investors Bancorp, Inc.                                      26,805    328,629       0.1%
    James River Group Holdings, Ltd.                              3,053    114,915       0.0%
#   Janus Capital Group, Inc.                                    28,181    361,280       0.1%
    JPMorgan Chase & Co.                                         83,630  5,792,214       0.8%
*   KCG Holdings, Inc. Class A                                    8,383    106,967       0.0%
    Kearny Financial Corp.                                        9,130    127,363       0.0%
    Kemper Corp.                                                  8,095    303,967       0.1%
    KeyCorp                                                      23,484    331,594       0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                  10,549     21,520       0.0%
    Lake Sunapee Bank Group                                         300      5,466       0.0%
    Lakeland Bancorp, Inc.                                        4,121     58,312       0.0%
    Lakeland Financial Corp.                                      2,134     78,617       0.0%
    LegacyTexas Financial Group, Inc.                             5,209    178,200       0.0%
    Legg Mason, Inc.                                              8,395    241,104       0.0%
#*  LendingTree, Inc.                                               572     45,674       0.0%
    Lincoln National Corp.                                        8,689    426,543       0.1%
    Loews Corp.                                                  21,838    939,689       0.1%
#   LPL Financial Holdings, Inc.                                 12,688    392,820       0.1%
#   M&T Bank Corp.                                                4,481    549,953       0.1%
    Macatawa Bank Corp.                                           3,313     26,935       0.0%
    Maiden Holdings, Ltd.                                        12,015    164,005       0.0%
    MainSource Financial Group, Inc.                              1,500     37,440       0.0%
    Manning & Napier, Inc.                                        1,200      8,280       0.0%
*   Markel Corp.                                                    658    577,349       0.1%
    MarketAxess Holdings, Inc.                                    2,500    376,900       0.1%
    Marlin Business Services Corp.                                1,642     28,735       0.0%
    Marsh & McLennan Cos., Inc.                                  17,770  1,126,440       0.2%
    MB Financial, Inc.                                            7,205    262,190       0.0%
*   MBIA, Inc.                                                    3,063     23,585       0.0%
#   MBT Financial Corp.                                           2,535     22,308       0.0%
    Mercantile Bank Corp.                                         1,200     33,024       0.0%
    Merchants Bancshares, Inc.                                      833     35,819       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
#   Mercury General Corp.                                         5,746 $  312,985       0.1%
    Meridian Bancorp, Inc.                                        5,548     88,491       0.0%
    Meta Financial Group, Inc.                                    1,090     79,842       0.0%
    MetLife, Inc.                                                43,184  2,027,921       0.3%
*   MGIC Investment Corp.                                         3,341     27,263       0.0%
    Middleburg Financial Corp.                                      787     23,862       0.0%
#   MidSouth Bancorp, Inc.                                          627      6,427       0.0%
    MidWestOne Financial Group, Inc.                              1,110     32,279       0.0%
    Moelis & Co. Class A                                          1,534     38,964       0.0%
#   Moody's Corp.                                                 7,067    710,375       0.1%
    Morgan Stanley                                               45,291  1,520,419       0.2%
    Morningstar, Inc.                                             5,063    357,600       0.1%
    MSCI, Inc.                                                    5,234    419,714       0.1%
    Nasdaq, Inc.                                                  9,990    639,060       0.1%
    National Bank Holdings Corp. Class A                          3,178     77,353       0.0%
#   National Bankshares, Inc.                                       229      7,958       0.0%
    National General Holdings Corp.                              15,436    317,210       0.1%
    National Interstate Corp.                                     2,305     74,682       0.0%
    Navient Corp.                                                46,284    591,510       0.1%
    Navigators Group, Inc. (The)                                  1,976    184,163       0.0%
    NBT Bancorp, Inc.                                             4,737    159,684       0.0%
    Nelnet, Inc. Class A                                          3,806    149,119       0.0%
#   New York Community Bancorp, Inc.                             19,935    286,267       0.0%
*   NewStar Financial, Inc.                                       2,800     27,244       0.0%
*   NMI Holdings, Inc. Class A                                    2,220     16,983       0.0%
    Northern Trust Corp.                                         13,059    945,733       0.1%
    Northfield Bancorp, Inc.                                      5,016     82,513       0.0%
    Northrim BanCorp, Inc.                                          383      9,403       0.0%
#   NorthStar Asset Management Group, Inc.                       18,949    259,601       0.0%
    Northwest Bancshares, Inc.                                   11,639    183,198       0.0%
    OceanFirst Financial Corp.                                    2,475     51,183       0.0%
    OFG Bancorp                                                   5,101     54,326       0.0%
    Old Line Bancshares, Inc.                                     1,100     21,654       0.0%
    Old National Bancorp.                                        14,406    211,768       0.0%
    Old Republic International Corp.                             30,042    506,508       0.1%
    Old Second Bancorp, Inc.                                      1,641     12,718       0.0%
    OM Asset Management P.L.C.                                   11,842    166,617       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       2,771     38,074       0.0%
#*  OneMain Holdings, Inc.                                       15,427    437,201       0.1%
    Oppenheimer Holdings, Inc. Class A                            2,150     30,100       0.0%
    Opus Bank                                                     3,259     65,343       0.0%
    Oritani Financial Corp.                                       4,730     74,024       0.0%
    Orrstown Financial Services, Inc.                               700     14,630       0.0%
    Pacific Continental Corp.                                     1,898     32,551       0.0%
*   Pacific Mercantile Bancorp                                    1,500      8,400       0.0%
*   Pacific Premier Bancorp, Inc.                                 2,957     76,438       0.0%
#   PacWest Bancorp                                               9,984    433,206       0.1%
    Park National Corp.                                             761     73,764       0.0%
    Park Sterling Corp.                                           6,739     58,023       0.0%
    Peapack Gladstone Financial Corp.                             1,510     31,936       0.0%
#   Penns Woods Bancorp, Inc.                                       800     34,000       0.0%
*   PennyMac Financial Services, Inc. Class A                     3,146     53,797       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
#   People's United Financial, Inc.                              26,163 $  424,887       0.1%
    Peoples Bancorp, Inc.                                         1,745     43,224       0.0%
    Peoples Financial Services Corp.                                500     19,920       0.0%
*   PHH Corp.                                                     5,719     83,040       0.0%
#   Pinnacle Financial Partners, Inc.                             4,931    254,440       0.0%
*   Piper Jaffray Cos.                                              400     22,620       0.0%
    PJT Partners, Inc. Class A                                      502     13,825       0.0%
    Popular, Inc.                                                 8,386    304,412       0.1%
#*  PRA Group, Inc.                                               5,834    186,105       0.0%
    Preferred Bank                                                1,357     51,457       0.0%
    Premier Financial Bancorp, Inc.                                 700     11,774       0.0%
#   Primerica, Inc.                                               9,458    517,353       0.1%
    Principal Financial Group, Inc.                              17,480    954,408       0.1%
    PrivateBancorp, Inc.                                          7,310    330,704       0.1%
    ProAssurance Corp.                                            5,115    272,629       0.0%
    Progressive Corp. (The)                                      22,300    702,673       0.1%
#   Prosperity Bancshares, Inc.                                   5,747    318,786       0.1%
    Provident Financial Holdings, Inc.                              990     18,889       0.0%
    Provident Financial Services, Inc.                            7,315    165,977       0.0%
    Prudential Financial, Inc.                                   21,870  1,854,357       0.3%
    Pzena Investment Management, Inc. Class A                     1,038      7,557       0.0%
    QCR Holdings, Inc.                                            1,402     45,565       0.0%
    Radian Group, Inc.                                            1,600     21,744       0.0%
    Raymond James Financial, Inc.                                 8,050    483,966       0.1%
*   Regional Management Corp.                                     1,036     23,072       0.0%
    Regions Financial Corp.                                      51,014    546,360       0.1%
    Reinsurance Group of America, Inc.                            3,942    425,184       0.1%
#   RenaissanceRe Holdings, Ltd.                                  6,305    783,648       0.1%
    Renasant Corp.                                                4,410    148,793       0.0%
    Republic Bancorp, Inc. Class A                                1,615     51,099       0.0%
    RLI Corp.                                                     3,561    198,490       0.0%
    S&P Global, Inc.                                             10,837  1,320,488       0.2%
    S&T Bancorp, Inc.                                             2,963     93,009       0.0%
*   Safeguard Scientifics, Inc.                                   1,509     17,806       0.0%
    Safety Insurance Group, Inc.                                  1,981    134,114       0.0%
    Sandy Spring Bancorp, Inc.                                    2,604     82,547       0.0%
*   Santander Consumer USA Holdings, Inc.                        30,203    368,477       0.1%
*   Seacoast Banking Corp. of Florida                             2,321     40,409       0.0%
    SEI Investments Co.                                           7,292    323,254       0.1%
#   Selective Insurance Group, Inc.                               7,377    272,580       0.0%
#   ServisFirst Bancshares, Inc.                                  2,548    137,949       0.0%
    Shore Bancshares, Inc.                                        1,200     15,324       0.0%
    SI Financial Group, Inc.                                        863     11,262       0.0%
    Sierra Bancorp                                                1,779     31,773       0.0%
*   Signature Bank                                                3,825    461,142       0.1%
    Silvercrest Asset Management Group, Inc. Class A                200      2,310       0.0%
    Simmons First National Corp. Class A                          3,145    155,206       0.0%
*   SLM Corp.                                                    55,589    391,902       0.1%
    South State Corp.                                             2,802    205,527       0.0%
*   Southern First Bancshares, Inc.                                 700     18,585       0.0%
    Southern Missouri Bancorp, Inc.                                 700     17,213       0.0%
    Southside Bancshares, Inc.                                    2,638     86,052       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Southwest Bancorp, Inc.                                       2,500 $   46,625       0.0%
#   State Auto Financial Corp.                                    3,515     80,493       0.0%
    State Bank Financial Corp.                                    3,885     85,664       0.0%
    State National Cos., Inc.                                     3,143     32,153       0.0%
    State Street Corp.                                           10,700    751,247       0.1%
    Sterling Bancorp                                             14,381    258,858       0.0%
    Stewart Information Services Corp.                            3,009    135,255       0.0%
*   Stifel Financial Corp.                                        2,067     80,902       0.0%
    Stock Yards Bancorp, Inc.                                     2,229     76,009       0.0%
    Stonegate Bank                                                1,192     41,291       0.0%
    Suffolk Bancorp                                               1,022     36,792       0.0%
    Sun Bancorp, Inc.                                             2,176     50,048       0.0%
    SunTrust Banks, Inc.                                         16,339    739,013       0.1%
*   SVB Financial Group                                           3,600    440,172       0.1%
    Synchrony Financial                                          42,151  1,205,097       0.2%
#   Synovus Financial Corp.                                      11,763    389,002       0.1%
    T Rowe Price Group, Inc.                                     16,270  1,041,443       0.2%
    TCF Financial Corp.                                          18,948    270,956       0.0%
    TD Ameritrade Holding Corp.                                  13,158    450,135       0.1%
    Territorial Bancorp, Inc.                                       868     24,755       0.0%
*   Texas Capital Bancshares, Inc.                                4,827    286,241       0.0%
    TFS Financial Corp.                                          13,768    245,346       0.0%
#   Tompkins Financial Corp.                                      1,120     88,794       0.0%
    Torchmark Corp.                                              13,645    865,229       0.1%
    Towne Bank                                                    6,587    163,358       0.0%
    Travelers Cos., Inc. (The)                                   16,804  1,817,857       0.3%
    Trico Bancshares                                              2,693     70,880       0.0%
#*  TriState Capital Holdings, Inc.                               1,803     31,823       0.0%
    TrustCo Bank Corp. NY                                        10,792     75,544       0.0%
#   Trustmark Corp.                                               7,020    194,314       0.0%
    U.S. Bancorp.                                                 3,400    152,184       0.0%
#   UMB Financial Corp.                                           4,138    256,763       0.0%
    Umpqua Holdings Corp.                                        18,795    287,188       0.0%
    Union Bankshares Corp.                                        4,638    129,539       0.0%
#   United Bankshares, Inc.                                       5,961    224,730       0.0%
    United Community Banks, Inc.                                  6,658    143,613       0.0%
    United Community Financial Corp.                              6,179     45,416       0.0%
    United Financial Bancorp, Inc.                                5,822     85,642       0.0%
    United Fire Group, Inc.                                       3,162    124,962       0.0%
    United Insurance Holdings Corp.                               2,928     42,456       0.0%
    Universal Insurance Holdings, Inc.                            3,017     64,262       0.0%
    Univest Corp. of Pennsylvania                                 2,387     56,691       0.0%
    Unum Group                                                   17,073    604,384       0.1%
    Validus Holdings, Ltd.                                       10,456    534,302       0.1%
#   Valley National Bancorp                                      21,157    208,608       0.0%
*   Veritex Holdings, Inc.                                        1,100     19,393       0.0%
#   Virtus Investment Partners, Inc.                                905     97,106       0.0%
    Voya Financial, Inc.                                            500     15,275       0.0%
#   Waddell & Reed Financial, Inc. Class A                          400      6,288       0.0%
*   Walker & Dunlop, Inc.                                         3,294     79,287       0.0%
    Washington Federal, Inc.                                      4,465    121,671       0.0%
#   Washington Trust Bancorp, Inc.                                1,605     73,669       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Financials -- (Continued)
    WashingtonFirst Bankshares, Inc.                                 600 $     14,670       0.0%
    Waterstone Financial, Inc.                                     3,104       52,613       0.0%
#   Webster Financial Corp.                                        8,829      356,692       0.1%
    Wells Fargo & Co.                                            105,842    4,869,790       0.7%
    WesBanco, Inc.                                                 4,024      132,430       0.0%
    West Bancorporation, Inc.                                      2,022       39,025       0.0%
#   Westamerica Bancorporation                                       618       30,628       0.0%
*   Western Alliance Bancorp                                       9,892      369,565       0.1%
#   Western New England Bancorp, Inc.                                900        7,110       0.0%
    Westwood Holdings Group, Inc.                                  1,098       56,602       0.0%
    White Mountains Insurance Group, Ltd.                            590      489,535       0.1%
    Willis Towers Watson P.L.C.                                    8,431    1,061,463       0.2%
    Wintrust Financial Corp.                                       4,706      253,889       0.0%
*   WMIH Corp.                                                     5,250       11,025       0.0%
#*  World Acceptance Corp.                                           400       19,008       0.0%
#   WR Berkley Corp.                                               8,764      500,424       0.1%
    WSFS Financial Corp.                                           2,959      103,713       0.0%
    XL Group, Ltd.                                                12,255      425,248       0.1%
    Zions Bancorporation                                          10,295      331,602       0.1%
                                                                         ------------      ----
Total Financials                                                          127,244,121      17.0%
                                                                         ------------      ----
Health Care -- (11.5%)
#   Abaxis, Inc.                                                   1,788       85,359       0.0%
    Abbott Laboratories                                              300       11,772       0.0%
    AbbVie, Inc.                                                  37,615    2,098,165       0.3%
#*  ABIOMED, Inc.                                                  1,500      157,485       0.0%
#*  ACADIA Pharmaceuticals, Inc.                                   1,003       23,380       0.0%
#*  Accuray, Inc.                                                  4,200       20,580       0.0%
    Aceto Corp.                                                    2,485       45,550       0.0%
#*  Acorda Therapeutics, Inc.                                      2,202       38,975       0.0%
#*  Adamas Pharmaceuticals, Inc.                                     900       12,366       0.0%
*   Addus HomeCare Corp.                                             500       12,650       0.0%
    Aetna, Inc.                                                   22,017    2,363,525       0.3%
    Agilent Technologies, Inc.                                    16,173      704,658       0.1%
#*  Air Methods Corp.                                              1,585       41,923       0.0%
#*  Akorn, Inc.                                                    7,820      187,289       0.0%
*   Albany Molecular Research, Inc.                                  956       14,904       0.0%
*   Alere, Inc.                                                    4,703      210,130       0.0%
*   Alexion Pharmaceuticals, Inc.                                  2,198      286,839       0.1%
#*  Align Technology, Inc.                                         4,578      393,342       0.1%
*   Alkermes P.L.C.                                                1,483       74,758       0.0%
*   Allergan P.L.C.                                                7,200    1,504,368       0.2%
#*  Allscripts Healthcare Solutions, Inc.                         15,226      182,864       0.0%
*   Almost Family, Inc.                                            1,260       49,455       0.0%
#*  Alnylam Pharmaceuticals, Inc.                                    926       32,966       0.0%
#*  AMAG Pharmaceuticals, Inc.                                        80        2,056       0.0%
*   Amedisys, Inc.                                                 2,200       95,172       0.0%
#   AmerisourceBergen Corp.                                        5,808      408,419       0.1%
    Amgen, Inc.                                                   20,692    2,920,883       0.4%
*   AMN Healthcare Services, Inc.                                  8,171      268,009       0.0%
#*  Amphastar Pharmaceuticals, Inc.                                1,500       27,210       0.0%
    Analogic Corp.                                                 1,349      110,416       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Health Care -- (Continued)
*   AngioDynamics, Inc.                                           4,482 $   71,443       0.0%
*   Anika Therapeutics, Inc.                                      1,295     57,446       0.0%
    Anthem, Inc.                                                 15,842  1,930,506       0.3%
*   Aptevo Therapeutics, Inc.                                     1,972      4,358       0.0%
#*  athenahealth, Inc.                                            1,365    141,032       0.0%
    Atrion Corp.                                                    222     97,491       0.0%
    Baxter International, Inc.                                   12,725    605,583       0.1%
    Becton Dickinson and Co.                                      3,485    585,166       0.1%
#*  Bio-Rad Laboratories, Inc. Class A                              702    110,972       0.0%
    Bio-Techne Corp.                                              1,600    166,384       0.0%
*   Biogen, Inc.                                                  8,854  2,480,714       0.3%
#*  BioMarin Pharmaceutical, Inc.                                 3,037    244,539       0.0%
*   BioSpecifics Technologies Corp.                                 876     38,010       0.0%
*   BioTelemetry, Inc.                                            2,240     39,648       0.0%
*   Boston Scientific Corp.                                      18,209    400,598       0.1%
    Bristol-Myers Squibb Co.                                     25,930  1,320,096       0.2%
#*  Cambrex Corp.                                                 2,513    101,274       0.0%
    Cantel Medical Corp.                                          3,708    264,121       0.0%
    Cardinal Health, Inc.                                        12,719    873,668       0.1%
*   Catalent, Inc.                                                6,889    157,138       0.0%
*   Celgene Corp.                                                30,484  3,114,855       0.4%
*   Centene Corp.                                                22,788  1,423,794       0.2%
#*  Cerner Corp.                                                  8,545    500,566       0.1%
*   Charles River Laboratories International, Inc.                3,104    235,532       0.0%
#   Chemed Corp.                                                  1,800    254,556       0.0%
    Cigna Corp.                                                   5,598    665,210       0.1%
*   Civitas Solutions, Inc.                                       3,163     54,087       0.0%
#   Computer Programs & Systems, Inc.                               184      4,802       0.0%
*   Concert Pharmaceuticals, Inc.                                   800      6,176       0.0%
#   CONMED Corp.                                                  2,720    108,800       0.0%
#   Cooper Cos., Inc. (The)                                       2,052    361,234       0.1%
*   CorVel Corp.                                                  1,936     66,889       0.0%
    CR Bard, Inc.                                                 3,754    813,417       0.1%
*   Cross Country Healthcare, Inc.                                1,800     20,106       0.0%
    CryoLife, Inc.                                                3,398     57,766       0.0%
*   Cynosure, Inc. Class A                                        1,726     73,614       0.0%
    Danaher Corp.                                                13,951  1,095,851       0.2%
*   DaVita, Inc.                                                 13,574    795,708       0.1%
    DENTSPLY SIRONA, Inc.                                         7,101    408,805       0.1%
#*  Depomed, Inc.                                                 1,202     26,877       0.0%
#*  DexCom, Inc.                                                  1,770    138,485       0.0%
    Digirad Corp.                                                 1,500      6,600       0.0%
#*  Diplomat Pharmacy, Inc.                                       2,744     63,578       0.0%
*   Edwards Lifesciences Corp.                                    6,687    636,736       0.1%
#*  Emergent BioSolutions, Inc.                                   3,944    105,384       0.0%
#*  Envision Healthcare Holdings, Inc.                           15,000    296,700       0.1%
*   Enzo Biochem, Inc.                                            3,762     22,948       0.0%
*   Epizyme, Inc.                                                 3,400     30,770       0.0%
*   Exactech, Inc.                                                1,640     39,606       0.0%
*   Express Scripts Holding Co.                                  49,357  3,326,662       0.5%
#*  Five Prime Therapeutics, Inc.                                 3,663    177,765       0.0%
#*  Fluidigm Corp.                                                1,100      5,093       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                            PERCENTAGE
                                                                        SHARES   VALUE+   OF NET ASSETS**
                                                                        ------ ---------- ---------------
Health Care -- (Continued)
           Gilead Sciences, Inc.                                        52,121 $3,837,669       0.5%
*          Globus Medical, Inc. Class A                                  7,201    159,358       0.0%
*          Haemonetics Corp.                                             3,163    105,676       0.0%
*          Harvard Bioscience, Inc.                                      3,317      7,961       0.0%
*          HealthEquity, Inc.                                            4,127    137,140       0.0%
*          HealthStream, Inc.                                            2,423     65,348       0.0%
*          Healthways, Inc.                                              4,288    106,342       0.0%
#*         Henry Schein, Inc.                                            2,951    440,289       0.1%
           Hill-Rom Holdings, Inc.                                       6,198    343,431       0.1%
*          HMS Holdings Corp.                                            7,157    150,798       0.0%
*          Hologic, Inc.                                                18,584    669,210       0.1%
#*         Horizon Pharma P.L.C.                                        18,265    305,391       0.1%
           Humana, Inc.                                                  5,109    876,347       0.1%
*          ICU Medical, Inc.                                             1,060    147,658       0.0%
*          IDEXX Laboratories, Inc.                                      3,617    387,525       0.1%
*          Illumina, Inc.                                                2,176    296,241       0.1%
*          Impax Laboratories, Inc.                                      3,071     61,727       0.0%
#*         Incyte Corp.                                                  8,212    714,198       0.1%
#*         Inogen, Inc.                                                  1,381     74,118       0.0%
*          Integer Holdings Corp.                                        1,749     38,565       0.0%
#*         Integra LifeSciences Holdings Corp.                           2,583    205,374       0.0%
#*         Intercept Pharmaceuticals, Inc.                                 700     86,618       0.0%
*          Intuitive Surgical, Inc.                                        800    537,664       0.1%
#*         Jazz Pharmaceuticals P.L.C.                                   1,400    153,258       0.0%
           Johnson & Johnson                                            81,975  9,508,280       1.3%
*          Laboratory Corp. of America Holdings                          7,877    987,303       0.1%
           Landauer, Inc.                                                  823     35,800       0.0%
#*         Lannett Co., Inc.                                               400      8,760       0.0%
           LeMaitre Vascular, Inc.                                         730     15,286       0.0%
*          LHC Group, Inc.                                               1,689     57,882       0.0%
#*         Lipocine, Inc.                                                1,313      4,215       0.0%
*          LivaNova P.L.C.                                               2,202    124,809       0.0%
*          Luminex Corp.                                                 2,267     47,222       0.0%
*          Magellan Health, Inc.                                         2,265    116,534       0.0%
*          Mallinckrodt P.L.C.                                           3,464    205,277       0.0%
*          Masimo Corp.                                                  4,789    263,395       0.0%
           McKesson Corp.                                               12,459  1,584,411       0.2%
(degrees)* Medcath Corp.                                                   117         --       0.0%
#*         MEDNAX, Inc.                                                  7,105    435,181       0.1%
           Medtronic P.L.C.                                             35,276  2,893,338       0.4%
           Merck & Co., Inc.                                            43,966  2,581,684       0.4%
#          Meridian Bioscience, Inc.                                     4,317     71,015       0.0%
*          Merit Medical Systems, Inc.                                   3,870     84,946       0.0%
*          Mettler-Toledo International, Inc.                            1,400    565,712       0.1%
#*         Molina Healthcare, Inc.                                       6,736    366,506       0.1%
*          Mylan NV                                                      5,500    200,750       0.0%
#*         Myriad Genetics, Inc.                                         4,699     92,617       0.0%
           National Research Corp. Class A                                 800     12,280       0.0%
*          Natus Medical, Inc.                                           2,083     81,966       0.0%
*          Nektar Therapeutics                                             900     11,160       0.0%
*          Neogen Corp.                                                  2,214    116,656       0.0%
*          Neurocrine Biosciences, Inc.                                  2,000     87,540       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Health Care -- (Continued)
#*  NuVasive, Inc.                                                 4,387 $  262,035       0.0%
*   Nuvectra Corp.                                                   849      4,559       0.0%
*   Omnicell, Inc.                                                 2,880     93,960       0.0%
#*  OPKO Health, Inc.                                             43,418    408,998       0.1%
*   OraSure Technologies, Inc.                                     3,692     27,727       0.0%
*   Orthofix International NV                                      1,449     53,106       0.0%
#*  Otonomy, Inc.                                                  3,300     49,830       0.0%
#   Owens & Minor, Inc.                                            6,914    224,359       0.0%
#*  PAREXEL International Corp.                                    3,755    218,766       0.0%
#   Patterson Cos., Inc.                                          11,046    471,775       0.1%
    PerkinElmer, Inc.                                              6,310    321,116       0.1%
    Pfizer, Inc.                                                 236,828  7,509,816       1.0%
*   PharMerica Corp.                                               3,402     80,968       0.0%
#*  Premier, Inc. Class A                                          4,104    130,671       0.0%
*   Prestige Brands Holdings, Inc.                                 3,700    167,536       0.0%
*   Providence Service Corp. (The)                                 1,646     66,605       0.0%
    Psychemedics Corp.                                               600     14,088       0.0%
    Quest Diagnostics, Inc.                                        8,573    698,185       0.1%
#*  Quintiles IMS Holdings, Inc.                                   7,772    557,563       0.1%
*   Quorum Health Corp.                                              847      3,422       0.0%
*   RadNet, Inc.                                                   4,219     29,322       0.0%
#*  Regeneron Pharmaceuticals, Inc.                                2,610    900,502       0.1%
#   ResMed, Inc.                                                   5,645    337,402       0.1%
#*  Retrophin, Inc.                                                2,800     52,780       0.0%
*   RTI Surgical, Inc.                                             7,852     20,023       0.0%
*   SciClone Pharmaceuticals, Inc.                                 2,000     17,900       0.0%
*   SeaSpine Holdings Corp.                                          289      2,691       0.0%
#*  Seattle Genetics, Inc.                                         3,292    170,196       0.0%
    Simulations Plus, Inc.                                         2,272     19,085       0.0%
#*  Spectrum Pharmaceuticals, Inc.                                 9,400     33,276       0.0%
    St Jude Medical, Inc.                                         11,881    924,817       0.1%
#*  Stemline Therapeutics, Inc.                                    2,568     29,275       0.0%
    STERIS P.L.C.                                                  3,672    245,363       0.0%
    Stryker Corp.                                                 10,993  1,268,043       0.2%
*   Sucampo Pharmaceuticals, Inc. Class A                          2,851     32,501       0.0%
*   Supernus Pharmaceuticals, Inc.                                 1,370     27,126       0.0%
*   Surmodics, Inc.                                                1,314     32,719       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                           1,162    117,955       0.0%
#*  Team Health Holdings, Inc.                                     3,051    130,735       0.0%
#   Teleflex, Inc.                                                 1,814    259,638       0.0%
#*  TESARO, Inc.                                                   1,100    132,968       0.0%
    Thermo Fisher Scientific, Inc.                                11,611  1,707,165       0.2%
#*  Triple-S Management Corp. Class B                              1,400     28,952       0.0%
#*  United Therapeutics Corp.                                      4,476    537,433       0.1%
    UnitedHealth Group, Inc.                                      45,303  6,402,673       0.9%
#*  Universal American Corp.                                      13,924    104,569       0.0%
#   Utah Medical Products, Inc.                                      200     12,430       0.0%
#*  Varian Medical Systems, Inc.                                   4,385    397,851       0.1%
#*  Veeva Systems, Inc. Class A                                    3,488    135,509       0.0%
*   Versartis, Inc.                                                1,151     12,719       0.0%
*   Vertex Pharmaceuticals, Inc.                                   3,289    249,504       0.0%
*   VWR Corp.                                                     17,556    482,966       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Health Care -- (Continued)
*   Waters Corp.                                                  3,077 $   428,134       0.1%
*   WellCare Health Plans, Inc.                                   7,910     897,864       0.1%
    West Pharmaceutical Services, Inc.                            3,700     281,311       0.1%
#*  Wright Medical Group NV                                       5,790     126,859       0.0%
*   Xencor, Inc.                                                  2,599      55,333       0.0%
    Zimmer Biomet Holdings, Inc.                                  6,963     733,900       0.1%
    Zoetis, Inc.                                                 15,188     725,986       0.1%
                                                                        -----------      ----
Total Health Care                                                        96,953,618      12.9%
                                                                        -----------      ----
Industrials -- (11.7%)
    3M Co.                                                       13,281   2,195,349       0.3%
    AAON, Inc.                                                    4,498     134,715       0.0%
    AAR Corp.                                                     3,465     111,469       0.0%
    ABM Industries, Inc.                                          7,049     275,475       0.0%
    Acacia Research Corp.                                         1,906      11,150       0.0%
*   ACCO Brands Corp.                                            12,140     134,754       0.0%
#   Acuity Brands, Inc.                                           1,393     311,433       0.1%
#   Advanced Drainage Systems, Inc.                               2,686      51,303       0.0%
*   AECOM                                                        14,545     405,078       0.1%
*   Aegion Corp.                                                  1,353      25,044       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                             8,066     141,962       0.0%
#*  Aerovironment, Inc.                                           2,565      61,534       0.0%
    AGCO Corp.                                                   12,782     652,905       0.1%
#   Air Lease Corp.                                              13,780     416,983       0.1%
*   Air Transport Services Group, Inc.                            9,263     122,549       0.0%
    Aircastle, Ltd.                                              13,740     282,357       0.0%
    Alamo Group, Inc.                                             1,344      87,252       0.0%
    Alaska Air Group, Inc.                                        3,946     284,980       0.1%
    Albany International Corp. Class A                            2,934     119,560       0.0%
    Allegion P.L.C.                                               4,586     292,770       0.1%
    Allied Motion Technologies, Inc.                                500       9,890       0.0%
    Allison Transmission Holdings, Inc.                          19,786     579,532       0.1%
    Altra Industrial Motion Corp.                                 2,781      82,039       0.0%
    AMERCO                                                        1,073     345,924       0.1%
    American Railcar Industries, Inc.                               800      29,424       0.0%
*   American Woodmark Corp.                                       1,500     112,050       0.0%
    AMETEK, Inc.                                                 17,921     790,316       0.1%
#   AO Smith Corp.                                                7,930     358,198       0.1%
#   Apogee Enterprises, Inc.                                      2,000      81,500       0.0%
    Applied Industrial Technologies, Inc.                         5,455     277,114       0.0%
    ArcBest Corp.                                                   843      16,776       0.0%
    Argan, Inc.                                                   1,589      90,335       0.0%
*   Armstrong Flooring, Inc.                                      2,090      33,837       0.0%
#*  Armstrong World Industries, Inc.                              4,181     156,787       0.0%
    Astec Industries, Inc.                                        1,909     105,682       0.0%
*   Astronics Corp.                                               2,825     104,581       0.0%
*   Astronics Corp. Class B                                         363      13,431       0.0%
*   Atlas Air Worldwide Holdings, Inc.                            2,953     123,583       0.0%
*   Avis Budget Group, Inc.                                       9,197     297,615       0.1%
    AZZ, Inc.                                                     3,080     164,010       0.0%
#   B/E Aerospace, Inc.                                           9,417     560,500       0.1%
*   Babcock & Wilcox Enterprises, Inc.                            5,966      93,905       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    Barnes Group, Inc.                                            5,773 $  229,996       0.0%
    Barrett Business Services, Inc.                                 538     24,119       0.0%
*   Beacon Roofing Supply, Inc.                                   9,181    385,969       0.1%
#*  BMC Stock Holdings, Inc.                                      7,866    130,182       0.0%
    Brady Corp. Class A                                           4,555    150,770       0.0%
#   Briggs & Stratton Corp.                                       3,119     58,076       0.0%
    Brink's Co. (The)                                             7,332    289,981       0.1%
#*  Builders FirstSource, Inc.                                    7,600     73,492       0.0%
#   BWX Technologies, Inc.                                       10,196    399,887       0.1%
*   CAI International, Inc.                                         400      3,044       0.0%
    Carlisle Cos., Inc.                                           5,142    539,139       0.1%
*   Casella Waste Systems, Inc. Class A                           2,537     28,414       0.0%
#   Caterpillar, Inc.                                            20,149  1,681,636       0.2%
*   CBIZ, Inc.                                                    9,062    100,135       0.0%
    CDI Corp.                                                     2,000     12,300       0.0%
    CEB, Inc.                                                     3,980    193,627       0.0%
    CECO Environmental Corp.                                        928      9,187       0.0%
#   Celadon Group, Inc.                                           2,639     17,154       0.0%
#   CH Robinson Worldwide, Inc.                                   7,490    510,219       0.1%
*   Chart Industries, Inc.                                        3,118     86,493       0.0%
    Chicago Bridge & Iron Co. NV                                  1,900     60,838       0.0%
#   Cintas Corp.                                                  4,418    471,268       0.1%
    CIRCOR International, Inc.                                    1,328     71,420       0.0%
    CLARCOR, Inc.                                                 4,753    295,684       0.1%
*   Clean Harbors, Inc.                                           7,009    331,666       0.1%
*   Colfax Corp.                                                  9,740    309,635       0.1%
    Columbus McKinnon Corp.                                       1,622     31,613       0.0%
    Comfort Systems USA, Inc.                                     4,255    122,757       0.0%
*   Commercial Vehicle Group, Inc.                                3,200     14,528       0.0%
*   Continental Building Products, Inc.                           2,632     53,824       0.0%
#   Copa Holdings SA Class A                                      1,817    167,582       0.0%
*   Copart, Inc.                                                 11,668    612,220       0.1%
*   Covenant Transportation Group, Inc. Class A                   1,200     19,188       0.0%
*   CRA International, Inc.                                         400     12,456       0.0%
    Crane Co.                                                    10,407    707,780       0.1%
    CSX Corp.                                                    15,800    482,058       0.1%
    Cubic Corp.                                                   3,581    152,909       0.0%
    Cummins, Inc.                                                 7,516    960,695       0.1%
    Curtiss-Wright Corp.                                          5,882    527,145       0.1%
#   Deere & Co.                                                  11,084    978,717       0.1%
#   Deluxe Corp.                                                  5,958    364,630       0.1%
#*  DigitalGlobe, Inc.                                            7,524    188,852       0.0%
#   Donaldson Co., Inc.                                          15,175    554,191       0.1%
    Douglas Dynamics, Inc.                                        2,724     87,440       0.0%
    Dover Corp.                                                  12,640    845,490       0.1%
*   Ducommun, Inc.                                                  591     11,253       0.0%
    Dun & Bradstreet Corp. (The)                                  4,984    622,252       0.1%
*   DXP Enterprises, Inc.                                         2,173     47,350       0.0%
#*  Dycom Industries, Inc.                                        4,327    332,876       0.1%
#   Dynamic Materials Corp.                                         800      8,680       0.0%
    Eaton Corp. P.L.C.                                           15,526    990,093       0.1%
#*  Echo Global Logistics, Inc.                                   3,162     67,034       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    EMCOR Group, Inc.                                              6,655 $  402,361       0.1%
    Emerson Electric Co.                                          24,941  1,264,010       0.2%
    Encore Wire Corp.                                              1,929     65,875       0.0%
    EnerSys                                                        4,830    314,578       0.1%
*   Engility Holdings, Inc.                                        4,141    118,971       0.0%
    Ennis, Inc.                                                    2,732     40,024       0.0%
    Equifax, Inc.                                                  7,100    880,187       0.1%
    ESCO Technologies, Inc.                                        2,851    127,012       0.0%
    Essendant, Inc.                                                4,205     64,547       0.0%
#*  Esterline Technologies Corp.                                   3,703    271,985       0.0%
*   ExOne Co. (The)                                                1,400     16,702       0.0%
#   Expeditors International of Washington, Inc.                  11,800    607,346       0.1%
    Exponent, Inc.                                                 3,196    182,971       0.0%
#   Fastenal Co.                                                  20,145    785,252       0.1%
    Federal Signal Corp.                                           6,657     81,748       0.0%
    FedEx Corp.                                                    5,030    876,830       0.1%
#   Flowserve Corp.                                               10,034    424,940       0.1%
    Fluor Corp.                                                   17,726    921,575       0.1%
    Fortive Corp.                                                  8,346    426,063       0.1%
    Fortune Brands Home & Security, Inc.                           4,795    261,951       0.0%
    Forward Air Corp.                                              3,271    135,158       0.0%
*   Franklin Covey Co.                                             1,000     18,300       0.0%
    Franklin Electric Co., Inc.                                    3,662    133,480       0.0%
*   FTI Consulting, Inc.                                           6,487    252,734       0.0%
    G&K Services, Inc. Class A                                     1,889    178,888       0.0%
#   GATX Corp.                                                     1,860     81,412       0.0%
*   Gencor Industries, Inc.                                          450      5,445       0.0%
*   Generac Holdings, Inc.                                         7,148    272,267       0.0%
#   General Cable Corp.                                            5,022     70,308       0.0%
    General Electric Co.                                         151,967  4,422,240       0.6%
#*  Genesee & Wyoming, Inc. Class A                                3,276    222,571       0.0%
*   Gibraltar Industries, Inc.                                     2,794    108,687       0.0%
    Global Brass & Copper Holdings, Inc.                           2,000     57,400       0.0%
*   Goldfield Corp. (The)                                          3,131      8,610       0.0%
    Gorman-Rupp Co. (The)                                          2,875     69,058       0.0%
*   GP Strategies Corp.                                            2,804     72,483       0.0%
#   Graco, Inc.                                                    6,007    449,924       0.1%
    Graham Corp.                                                     400      7,140       0.0%
    Granite Construction, Inc.                                     3,880    190,741       0.0%
*   Great Lakes Dredge & Dock Corp.                                7,114     25,255       0.0%
#   Greenbrier Cos., Inc. (The)                                    1,486     46,809       0.0%
#   Griffon Corp.                                                  1,955     32,649       0.0%
    H&E Equipment Services, Inc.                                   7,951    110,916       0.0%
    Hardinge, Inc.                                                 1,000      9,700       0.0%
    Harsco Corp.                                                   7,987     77,873       0.0%
*   HD Supply Holdings, Inc.                                      16,740    552,420       0.1%
#   Healthcare Services Group, Inc.                                3,743    138,379       0.0%
#   Heartland Express, Inc.                                        5,588    102,819       0.0%
    HEICO Corp.                                                    2,887    195,046       0.0%
    HEICO Corp. Class A                                            4,402    264,120       0.0%
    Heidrick & Struggles International, Inc.                         300      5,550       0.0%
*   Herc Holdings, Inc.                                            3,221     96,920       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
*   Heritage-Crystal Clean, Inc.                                  1,237 $   16,205       0.0%
    Herman Miller, Inc.                                           5,831    162,102       0.0%
*   Hertz Global Holdings, Inc.                                   1,989     65,935       0.0%
#   Hexcel Corp.                                                 11,713    532,824       0.1%
*   Hill International, Inc.                                      1,100      4,235       0.0%
    Hillenbrand, Inc.                                             5,998    182,039       0.0%
    HNI Corp.                                                     4,957    201,552       0.0%
    Honeywell International, Inc.                                24,923  2,733,555       0.4%
*   Hub Group, Inc. Class A                                       3,531    128,705       0.0%
    Hubbell, Inc.                                                 3,185    332,896       0.1%
*   Hudson Technologies, Inc.                                       878      5,356       0.0%
    Huntington Ingalls Industries, Inc.                           4,201    677,873       0.1%
    Hurco Cos., Inc.                                                600     15,720       0.0%
*   Huron Consulting Group, Inc.                                  2,932    164,339       0.0%
    Hyster-Yale Materials Handling, Inc.                          1,100     64,031       0.0%
*   ICF International, Inc.                                       2,293    106,395       0.0%
    IDEX Corp.                                                    4,548    393,129       0.1%
*   IES Holdings, Inc.                                            1,364     20,392       0.0%
    Illinois Tool Works, Inc.                                    12,417  1,410,199       0.2%
    Ingersoll-Rand P.L.C.                                        20,897  1,406,159       0.2%
*   InnerWorkings, Inc.                                           8,756     77,140       0.0%
    Insperity, Inc.                                               3,109    233,797       0.0%
    Insteel Industries, Inc.                                      1,502     40,404       0.0%
    Interface, Inc.                                               7,610    120,618       0.0%
    ITT, Inc.                                                     9,803    345,262       0.1%
*   Jacobs Engineering Group, Inc.                               10,860    560,159       0.1%
    JB Hunt Transport Services, Inc.                              2,800    228,508       0.0%
*   JetBlue Airways Corp.                                        17,945    313,679       0.1%
    John Bean Technologies Corp.                                  2,308    184,294       0.0%
    Johnson Controls International P.L.C.                        18,667    752,653       0.1%
    Joy Global, Inc.                                              9,200    256,036       0.0%
    Kadant, Inc.                                                  1,182     61,050       0.0%
#   Kaman Corp.                                                   4,392    191,755       0.0%
    KAR Auction Services, Inc.                                   10,972    467,188       0.1%
    KBR, Inc.                                                    22,045    326,486       0.1%
    Kelly Services, Inc. Class A                                  6,138    114,965       0.0%
    Kennametal, Inc.                                              7,826    221,554       0.0%
#*  KEYW Holding Corp. (The)                                      1,218     12,777       0.0%
    Kforce, Inc.                                                  6,043    104,846       0.0%
    Kimball International, Inc. Class B                           4,479     55,988       0.0%
#*  KLX, Inc.                                                     6,573    226,243       0.0%
#   Knight Transportation, Inc.                                   8,728    255,294       0.0%
    Knoll, Inc.                                                   5,452    117,981       0.0%
    Korn/Ferry International                                      7,583    154,617       0.0%
*   Kratos Defense & Security Solutions, Inc.                     8,198     46,073       0.0%
    L-3 Communications Holdings, Inc.                             3,772    516,538       0.1%
    Landstar System, Inc.                                         2,835    201,710       0.0%
*   Lawson Products, Inc.                                           796     15,005       0.0%
#   Lennox International, Inc.                                    2,471    360,494       0.1%
#   Lincoln Electric Holdings, Inc.                               5,900    388,397       0.1%
    Lindsay Corp.                                                   350     27,405       0.0%
*   LSC Communications, Inc.                                      3,620     87,749       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    LSI Industries, Inc.                                          1,800 $   15,480       0.0%
*   Lydall, Inc.                                                  1,763     82,420       0.0%
    Macquarie Infrastructure Corp.                                5,061    414,040       0.1%
#   Manitowoc Co., Inc. (The)                                    14,552     58,790       0.0%
#*  Manitowoc Foodservice, Inc.                                  12,591    190,250       0.0%
    ManpowerGroup, Inc.                                           8,078    620,390       0.1%
    Marten Transport, Ltd.                                        2,006     41,123       0.0%
    Masco Corp.                                                  13,296    410,580       0.1%
*   MasTec, Inc.                                                  8,536    243,703       0.0%
    Matthews International Corp. Class A                          3,218    192,758       0.0%
    McGrath RentCorp                                              2,323     69,922       0.0%
*   Mercury Systems, Inc.                                         4,095    113,759       0.0%
*   Meritor, Inc.                                                 8,187     84,162       0.0%
#*  Middleby Corp. (The)                                          3,808    426,915       0.1%
    Miller Industries, Inc.                                         900     19,755       0.0%
*   Mistras Group, Inc.                                           3,871     81,059       0.0%
    Mobile Mini, Inc.                                             4,519    114,557       0.0%
*   Moog, Inc. Class A                                            4,080    236,926       0.0%
*   MRC Global, Inc.                                             17,222    253,852       0.0%
    MSA Safety, Inc.                                              3,649    212,737       0.0%
#   MSC Industrial Direct Co., Inc. Class A                       8,148    593,174       0.1%
    Mueller Industries, Inc.                                      5,083    153,964       0.0%
    Mueller Water Products, Inc. Class A                         17,694    217,990       0.0%
#   Multi-Color Corp.                                             1,652    107,256       0.0%
*   MYR Group, Inc.                                               1,912     57,054       0.0%
    National Presto Industries, Inc.                                235     20,504       0.0%
*   Navigant Consulting, Inc.                                     6,703    156,850       0.0%
#*  Navistar International Corp.                                  3,342     74,527       0.0%
*   NCI Building Systems, Inc.                                    4,412     63,533       0.0%
    Nielsen Holdings P.L.C.                                      14,812    666,836       0.1%
#   NN, Inc.                                                      2,536     44,760       0.0%
#   Nordson Corp.                                                 6,175    618,303       0.1%
    Norfolk Southern Corp.                                        3,313    308,109       0.1%
    Northrop Grumman Corp.                                        8,100  1,854,900       0.3%
*   Northwest Pipe Co.                                            1,100     14,421       0.0%
#*  NOW, Inc.                                                    17,964    387,304       0.1%
*   NV5 Global, Inc.                                                353     10,096       0.0%
#*  Old Dominion Freight Line, Inc.                               7,255    541,803       0.1%
#   Omega Flex, Inc.                                                 93      3,537       0.0%
*   On Assignment, Inc.                                           8,559    294,515       0.1%
    Oshkosh Corp.                                                 9,619    514,616       0.1%
    PACCAR, Inc.                                                 27,526  1,511,728       0.2%
*   PAM Transportation Services, Inc.                                48        946       0.0%
    Park-Ohio Holdings Corp.                                        300      9,585       0.0%
    Parker-Hannifin Corp.                                        10,375  1,273,531       0.2%
*   Patrick Industries, Inc.                                      1,565     89,753       0.0%
#   Pentair P.L.C.                                               11,036    608,415       0.1%
*   PGT, Inc.                                                     3,798     37,220       0.0%
#   Pitney Bowes, Inc.                                            8,303    148,126       0.0%
*   Ply Gem Holdings, Inc.                                        3,850     52,745       0.0%
    Powell Industries, Inc.                                       1,050     37,160       0.0%
#   Primoris Services Corp.                                       2,381     47,691       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
#*  Proto Labs, Inc.                                                768 $   34,330       0.0%
    Quad/Graphics, Inc.                                           2,500     59,400       0.0%
    Quanex Building Products Corp.                                2,223     36,235       0.0%
*   Quanta Services, Inc.                                        12,241    351,929       0.1%
#   Raven Industries, Inc.                                        2,635     56,521       0.0%
    Raytheon Co.                                                  9,642  1,317,194       0.2%
*   RBC Bearings, Inc.                                            2,025    144,484       0.0%
    Regal Beloit Corp.                                            4,209    248,752       0.0%
    Resources Connection, Inc.                                    6,015     89,323       0.0%
*   Rexnord Corp.                                                10,080    200,491       0.0%
    Robert Half International, Inc.                               5,744    214,940       0.0%
    Rockwell Automation, Inc.                                     6,236    746,574       0.1%
    Rockwell Collins, Inc.                                        8,017    675,993       0.1%
#   Roper Technologies, Inc.                                      5,920  1,025,995       0.1%
*   RPX Corp.                                                     4,348     42,436       0.0%
    RR Donnelley & Sons Co.                                       9,655    171,376       0.0%
*   Rush Enterprises, Inc. Class A                                4,987    130,909       0.0%
    Ryder System, Inc.                                            7,223    501,204       0.1%
*   Saia, Inc.                                                    2,400     85,560       0.0%
#*  Sensata Technologies Holding NV                               6,440    230,101       0.0%
    Simpson Manufacturing Co., Inc.                               2,517    107,728       0.0%
#   Snap-on, Inc.                                                 2,727    420,231       0.1%
*   Sparton Corp.                                                   143      3,422       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                    15,104    760,637       0.1%
*   SPX Corp.                                                     2,883     54,806       0.0%
*   SPX FLOW, Inc.                                                3,889     97,575       0.0%
    Standex International Corp.                                   1,282     97,945       0.0%
    Stanley Black & Decker, Inc.                                 10,522  1,197,824       0.2%
    Steelcase, Inc. Class A                                       7,950    106,132       0.0%
    Sun Hydraulics Corp.                                          1,550     45,617       0.0%
    Supreme Industries, Inc. Class A                                804      9,801       0.0%
#*  Swift Transportation Co.                                      6,207    138,913       0.0%
#*  TASER International, Inc.                                     3,295     73,742       0.0%
*   Teledyne Technologies, Inc.                                   4,487    483,160       0.1%
    Tennant Co.                                                   1,351     85,045       0.0%
    Terex Corp.                                                   9,072    216,639       0.0%
    Tetra Tech, Inc.                                              1,000     38,450       0.0%
    Textainer Group Holdings, Ltd.                                1,000      7,600       0.0%
*   Thermon Group Holdings, Inc.                                  3,145     57,648       0.0%
    Timken Co. (The)                                              6,683    220,873       0.0%
#   Titan International, Inc.                                     6,299     64,187       0.0%
*   Titan Machinery, Inc.                                           400      3,716       0.0%
    Toro Co. (The)                                               10,098    483,492       0.1%
#   TransDigm Group, Inc.                                         2,550    694,773       0.1%
*   TRC Cos., Inc.                                                1,800     14,670       0.0%
*   Trex Co., Inc.                                                2,011    108,212       0.0%
*   TriMas Corp.                                                  4,369     78,424       0.0%
*   TriNet Group, Inc.                                            8,895    166,959       0.0%
    Trinity Industries, Inc.                                     19,532    417,008       0.1%
    Triton International, Ltd.                                    1,901     22,945       0.0%
#   Triumph Group, Inc.                                           6,085    144,214       0.0%
*   TrueBlue, Inc.                                                2,449     42,858       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Industrials -- (Continued)
*   Tutor Perini Corp.                                            5,187 $    98,812       0.0%
    Twin Disc, Inc.                                               1,000      10,810       0.0%
    UniFirst Corp.                                                1,495     183,137       0.0%
    Union Pacific Corp.                                           8,244     726,956       0.1%
    United Parcel Service, Inc. Class B                          17,956   1,934,939       0.3%
*   United Rentals, Inc.                                          9,511     719,602       0.1%
    United Technologies Corp.                                    29,603   3,025,427       0.4%
*   Univar, Inc.                                                 15,477     344,363       0.1%
    Universal Forest Products, Inc.                               1,525     131,135       0.0%
    Universal Logistics Holdings, Inc.                            1,639      20,406       0.0%
#*  USG Corp.                                                     9,236     232,562       0.0%
#   Valmont Industries, Inc.                                      1,549     198,195       0.0%
*   Vectrus, Inc.                                                   888      14,892       0.0%
*   Verisk Analytics, Inc.                                       10,803     880,985       0.1%
#*  Veritiv Corp.                                                   939      50,659       0.0%
    Viad Corp.                                                    1,895      78,643       0.0%
    VSE Corp.                                                     1,028      29,648       0.0%
#*  Wabash National Corp.                                         8,546      96,142       0.0%
#*  WABCO Holdings, Inc.                                          5,500     541,530       0.1%
#   Wabtec Corp.                                                  5,600     432,936       0.1%
    Waste Connections, Inc.                                         220      16,546       0.0%
    Watsco, Inc.                                                  5,099     700,042       0.1%
#   Werner Enterprises, Inc.                                      6,891     165,729       0.0%
#*  Wesco Aircraft Holdings, Inc.                                 9,439     121,291       0.0%
*   WESCO International, Inc.                                     7,693     416,961       0.1%
    West Corp.                                                    8,052     158,785       0.0%
*   Willdan Group, Inc.                                             407       6,536       0.0%
*   Willis Lease Finance Corp.                                       78       2,076       0.0%
    Woodward, Inc.                                                6,473     381,778       0.1%
#   WW Grainger, Inc.                                             4,844   1,008,133       0.1%
*   XPO Logistics, Inc.                                          10,910     359,266       0.1%
    Xylem, Inc.                                                  10,746     519,354       0.1%
#*  YRC Worldwide, Inc.                                           2,100      18,648       0.0%
                                                                        -----------      ----
Total Industrials                                                        99,074,178      13.2%
                                                                        -----------      ----
Information Technology -- (19.1%)
    Accenture P.L.C. Class A                                     28,091   3,265,298       0.4%
*   ACI Worldwide, Inc.                                          15,147     274,464       0.0%
    Activision Blizzard, Inc.                                    21,576     931,436       0.1%
*   Actua Corp.                                                   2,606      30,360       0.0%
*   Acxiom Corp.                                                  6,305     148,546       0.0%
*   Adobe Systems, Inc.                                           8,389     901,901       0.1%
    ADTRAN, Inc.                                                  3,722      67,554       0.0%
*   Advanced Energy Industries, Inc.                              4,110     196,047       0.0%
#*  Advanced Micro Devices, Inc.                                 42,374     306,364       0.1%
*   Agilysys, Inc.                                                1,572      15,170       0.0%
#*  Akamai Technologies, Inc.                                     5,832     405,149       0.1%
#*  Alliance Data Systems Corp.                                   2,994     612,183       0.1%
*   Alpha & Omega Semiconductor, Ltd.                             2,166      45,768       0.0%
*   Alphabet, Inc. Class A                                        6,113   4,950,919       0.7%
*   Alphabet, Inc. Class C                                        6,393   5,015,564       0.7%
    Amdocs, Ltd.                                                  5,399     315,572       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    American Software, Inc. Class A                                1,400 $    14,602       0.0%
*   Amkor Technology, Inc.                                        23,967     222,174       0.0%
    Analog Devices, Inc.                                           4,287     274,797       0.0%
*   ANSYS, Inc.                                                    4,338     396,276       0.1%
    Apple, Inc.                                                  285,387  32,402,840       4.3%
    Applied Materials, Inc.                                       26,792     779,111       0.1%
#*  Arista Networks, Inc.                                          3,027     256,538       0.0%
*   ARRIS International P.L.C.                                     8,956     248,798       0.0%
*   Arrow Electronics, Inc.                                        6,700     409,504       0.1%
#*  Aspen Technology, Inc.                                         9,020     444,145       0.1%
*   Autodesk, Inc.                                                 4,996     361,111       0.1%
    Automatic Data Processing, Inc.                               14,562   1,267,768       0.2%
*   Avid Technology, Inc.                                          2,813      18,481       0.0%
    Avnet, Inc.                                                   14,762     619,266       0.1%
*   Aware, Inc.                                                      500       2,612       0.0%
*   Axcelis Technologies, Inc.                                     2,358      32,187       0.0%
*   AXT, Inc.                                                      2,116      10,897       0.0%
    Badger Meter, Inc.                                             2,330      74,909       0.0%
#*  Barracuda Networks, Inc.                                       5,800     135,256       0.0%
*   Bazaarvoice, Inc.                                              3,750      18,375       0.0%
    Bel Fuse, Inc. Class B                                           878      20,940       0.0%
    Black Box Corp.                                                1,910      21,965       0.0%
#*  Black Knight Financial Services, Inc. Class A                  1,625      63,944       0.0%
#   Blackbaud, Inc.                                                2,734     167,868       0.0%
#*  Blackhawk Network Holdings, Inc.                               2,787      96,012       0.0%
*   Blucora, Inc.                                                  3,000      39,900       0.0%
    Booz Allen Hamilton Holding Corp.                             13,247     403,636       0.1%
*   Bottomline Technologies de, Inc.                               1,453      32,969       0.0%
    Broadridge Financial Solutions, Inc.                           5,823     376,515       0.1%
    Brocade Communications Systems, Inc.                          38,362     406,637       0.1%
    Brooks Automation, Inc.                                        8,242     107,393       0.0%
    CA, Inc.                                                      34,253   1,052,937       0.1%
    Cabot Microelectronics Corp.                                   2,168     119,804       0.0%
*   CACI International, Inc. Class A                               2,643     258,618       0.0%
*   Cadence Design Systems, Inc.                                  12,220     312,588       0.1%
*   CalAmp Corp.                                                   1,900      24,548       0.0%
*   Calix, Inc.                                                    5,447      34,044       0.0%
*   Carbonite, Inc.                                                1,300      22,165       0.0%
*   Cardtronics P.L.C. Class A                                     5,379     268,950       0.0%
#   Cass Information Systems, Inc.                                   975      52,513       0.0%
    CDK Global, Inc.                                              10,194     556,694       0.1%
#*  Ciena Corp.                                                   13,191     255,642       0.0%
#*  Cimpress NV                                                    7,543     627,955       0.1%
    Cisco Systems, Inc.                                          199,157   6,110,137       0.8%
*   Citrix Systems, Inc.                                           8,129     689,339       0.1%
    Cognex Corp.                                                   5,860     302,376       0.0%
*   Cognizant Technology Solutions Corp. Class A                  15,999     821,549       0.1%
*   Coherent, Inc.                                                 2,358     245,515       0.0%
    Cohu, Inc.                                                     2,773      31,030       0.0%
*   CommerceHub, Inc. Series A                                       479       7,195       0.0%
*   CommerceHub, Inc. Series C                                       958      14,418       0.0%
*   CommScope Holding Co., Inc.                                    9,039     276,141       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
    Computer Sciences Corp.                                      11,147 $  606,954       0.1%
#   Convergys Corp.                                              11,949    348,911       0.1%
*   CoreLogic, Inc.                                               7,393    314,646       0.1%
*   CoStar Group, Inc.                                              483     90,379       0.0%
*   Cray, Inc.                                                    2,625     54,600       0.0%
#   CSG Systems International, Inc.                               4,118    156,608       0.0%
    CSRA, Inc.                                                   11,904    298,671       0.0%
    Daktronics, Inc.                                              3,412     28,490       0.0%
*   Datalink Corp.                                                1,747     16,562       0.0%
*   Demand Media, Inc.                                            1,900     11,020       0.0%
*   DHI Group, Inc.                                               2,357     13,435       0.0%
#   Diebold, Inc.                                                 2,617     57,051       0.0%
*   Digi International, Inc.                                      1,715     15,692       0.0%
*   DSP Group, Inc.                                                 910      9,919       0.0%
    DST Systems, Inc.                                             3,510    337,522       0.1%
    EarthLink Holdings Corp.                                      5,610     32,089       0.0%
*   eBay, Inc.                                                   30,164    859,976       0.1%
#   Ebix, Inc.                                                      960     53,760       0.0%
*   EchoStar Corp. Class A                                        3,734    174,527       0.0%
*   Electro Scientific Industries, Inc.                           2,000     10,360       0.0%
*   Electronic Arts, Inc.                                         9,020    708,250       0.1%
#*  Electronics for Imaging, Inc.                                 3,709    157,744       0.0%
#*  Ellie Mae, Inc.                                               1,255    132,892       0.0%
    Emcore Corp.                                                  1,184      7,755       0.0%
#*  EnerNOC, Inc.                                                 1,098      5,710       0.0%
*   Entegris, Inc.                                               13,121    208,624       0.0%
#*  EPAM Systems, Inc.                                            3,795    244,284       0.0%
*   Euronet Worldwide, Inc.                                       4,754    378,181       0.1%
*   Everyday Health, Inc.                                         1,629     17,104       0.0%
*   ExlService Holdings, Inc.                                     2,171     95,589       0.0%
*   Extreme Networks, Inc.                                        2,741     11,540       0.0%
*   F5 Networks, Inc.                                             3,408    471,020       0.1%
*   Facebook, Inc. Class A                                       33,250  4,355,417       0.6%
    Fair Isaac Corp.                                              2,909    351,058       0.1%
*   FARO Technologies, Inc.                                       1,724     57,840       0.0%
    Fidelity National Information Services, Inc.                  9,186    679,029       0.1%
#*  Finisar Corp.                                                10,334    282,945       0.0%
*   Fiserv, Inc.                                                  8,561    843,087       0.1%
*   FleetCor Technologies, Inc.                                   5,102    894,381       0.1%
*   Fleetmatics Group P.L.C.                                      1,275     76,372       0.0%
*   Flex, Ltd.                                                   32,406    459,841       0.1%
    FLIR Systems, Inc.                                           13,038    429,211       0.1%
*   FormFactor, Inc.                                              7,119     63,893       0.0%
    Forrester Research, Inc.                                      1,335     49,729       0.0%
*   Fortinet, Inc.                                                6,190    198,451       0.0%
*   Gartner, Inc.                                                 3,123    268,703       0.0%
*   Genpact, Ltd.                                                11,273    259,166       0.0%
    Global Payments, Inc.                                        10,962    794,964       0.1%
*   Globant SA                                                    1,200     52,200       0.0%
*   GoDaddy, Inc. Class A                                         1,500     53,685       0.0%
#*  Great Elm Capital Group, Inc.                                   170        629       0.0%
*   GrubHub, Inc.                                                 3,867    147,371       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   GSI Technology, Inc.                                             381 $     2,012       0.0%
#*  GTT Communications, Inc.                                       3,325      74,812       0.0%
*   Guidewire Software, Inc.                                       4,009     230,317       0.0%
    Hackett Group, Inc. (The)                                      3,300      53,196       0.0%
#*  Harmonic, Inc.                                                 9,882      50,398       0.0%
    Harris Corp.                                                   6,740     601,275       0.1%
    IAC/InterActiveCorp                                            3,807     245,323       0.0%
#*  Infinera Corp.                                                 4,606      35,927       0.0%
    Ingram Micro, Inc. Class A                                     8,800     327,360       0.1%
*   Integrated Device Technology, Inc.                             7,003     145,032       0.0%
    Intel Corp.                                                  144,256   5,030,207       0.7%
    InterDigital, Inc.                                             3,949     278,997       0.0%
*   Internap Corp.                                                   800       1,000       0.0%
    International Business Machines Corp.                         20,159   3,098,237       0.4%
*   IntraLinks Holdings, Inc.                                      2,300      21,091       0.0%
    Intuit, Inc.                                                  11,062   1,202,882       0.2%
*   Itron, Inc.                                                    3,273     176,415       0.0%
*   Ixia                                                           6,091      72,787       0.0%
#   j2 Global, Inc.                                                3,159     224,763       0.0%
    Jabil Circuit, Inc.                                           17,553     374,581       0.1%
    Jack Henry & Associates, Inc.                                  3,359     272,146       0.0%
    Juniper Networks, Inc.                                        17,580     463,057       0.1%
*   Key Tronic Corp.                                                 334       2,578       0.0%
*   Keysight Technologies, Inc.                                   14,660     480,848       0.1%
    KLA-Tencor Corp.                                               3,676     276,104       0.0%
#*  Kopin Corp.                                                    5,600      11,704       0.0%
*   Kulicke & Soffa Industries, Inc.                               3,312      43,851       0.0%
*   KVH Industries, Inc.                                              19         151       0.0%
    Lam Research Corp.                                             9,899     958,817       0.1%
    Leidos Holdings, Inc.                                         12,216     507,819       0.1%
    Lexmark International, Inc. Class A                            5,881     233,417       0.0%
*   LinkedIn Corp. Class A                                           791     149,974       0.0%
*   Lionbridge Technologies, Inc.                                  2,993      14,456       0.0%
*   Liquidity Services, Inc.                                       2,301      20,364       0.0%
    LogMeIn, Inc.                                                    400      38,000       0.0%
*   Magnachip Semiconductor Corp.                                  1,541       9,554       0.0%
*   Manhattan Associates, Inc.                                     6,318     319,944       0.1%
    ManTech International Corp. Class A                            2,561      99,444       0.0%
*   Marchex, Inc. Class B                                          2,015       5,078       0.0%
    Marvell Technology Group, Ltd.                                35,177     458,356       0.1%
    Mastercard, Inc. Class A                                      44,614   4,774,590       0.6%
    Maxim Integrated Products, Inc.                                6,639     263,104       0.0%
    MAXIMUS, Inc.                                                  7,344     382,329       0.1%
#*  MeetMe, Inc.                                                   3,482      17,027       0.0%
    Mentor Graphics Corp.                                         13,062     377,492       0.1%
#   Mesa Laboratories, Inc.                                          200      25,248       0.0%
    Microsoft Corp.                                              255,343  15,300,153       2.1%
*   MicroStrategy, Inc. Class A                                    1,106     215,460       0.0%
    MKS Instruments, Inc.                                          4,482     226,117       0.0%
*   MoneyGram International, Inc.                                  5,134      35,989       0.0%
    Monotype Imaging Holdings, Inc.                                3,050      58,255       0.0%
    Motorola Solutions, Inc.                                       4,600     333,868       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
#   MTS Systems Corp.                                               534 $   25,392       0.0%
*   Nanometrics, Inc.                                               970     20,263       0.0%
*   NAPCO Security Technologies, Inc.                             1,700     11,900       0.0%
    National Instruments Corp.                                    8,779    246,602       0.0%
    NCI, Inc. Class A                                               253      2,973       0.0%
*   NCR Corp.                                                    16,567    580,673       0.1%
*   NeoPhotonics Corp.                                            1,800     25,200       0.0%
    NetApp, Inc.                                                 13,036    442,442       0.1%
*   NETGEAR, Inc.                                                 2,877    145,288       0.0%
#*  Netscout Systems, Inc.                                        3,216     88,279       0.0%
*   NetSuite, Inc.                                                1,249    116,307       0.0%
#*  NeuStar, Inc. Class A                                         1,800     40,410       0.0%
    NIC, Inc.                                                     3,623     83,148       0.0%
*   Novanta, Inc.                                                 2,952     51,512       0.0%
*   Nuance Communications, Inc.                                  15,476    216,974       0.0%
#   NVIDIA Corp.                                                 26,341  1,874,426       0.3%
*   Oclaro, Inc.                                                  3,000     21,930       0.0%
    Oracle Corp.                                                 78,374  3,011,129       0.4%
#*  OSI Systems, Inc.                                             1,552    108,842       0.0%
#*  Palo Alto Networks, Inc.                                      1,689    259,819       0.0%
#   Paychex, Inc.                                                12,663    698,998       0.1%
#*  Paycom Software, Inc.                                         4,422    228,750       0.0%
*   PayPal Holdings, Inc.                                        21,603    899,981       0.1%
*   PCM, Inc.                                                       600     12,720       0.0%
*   PDF Solutions, Inc.                                           2,200     43,450       0.0%
    Pegasystems, Inc.                                             7,463    230,607       0.0%
*   Perficient, Inc.                                              2,924     54,416       0.0%
*   PFSweb, Inc.                                                    180      1,300       0.0%
*   Photronics, Inc.                                              4,728     45,862       0.0%
*   Planet Payment, Inc.                                          5,317     18,556       0.0%
    Plantronics, Inc.                                             4,028    208,288       0.0%
*   Progress Software Corp.                                       5,291    142,381       0.0%
*   PTC, Inc.                                                     6,115    290,096       0.0%
    QAD, Inc. Class A                                             1,155     27,778       0.0%
    QUALCOMM, Inc.                                               63,266  4,347,639       0.6%
*   Qualys, Inc.                                                  2,742    102,139       0.0%
#*  QuinStreet, Inc.                                              3,300      9,570       0.0%
*   Rackspace Hosting, Inc.                                       9,636    307,774       0.1%
*   Radisys Corp.                                                 2,600     10,842       0.0%
*   Red Hat, Inc.                                                 8,197    634,858       0.1%
    Reis, Inc.                                                      500      9,825       0.0%
*   RetailMeNot, Inc.                                             2,200     19,910       0.0%
    Richardson Electronics, Ltd.                                    500      3,125       0.0%
*   Rofin-Sinar Technologies, Inc.                                2,726     88,731       0.0%
*   Rubicon Project, Inc. (The)                                   3,297     25,255       0.0%
*   Rudolph Technologies, Inc.                                    3,224     58,354       0.0%
#   Sabre Corp.                                                  14,890    384,609       0.1%
*   salesforce.com, Inc.                                          8,107    609,322       0.1%
    Science Applications International Corp.                      6,756    465,556       0.1%
#*  ServiceNow, Inc.                                              3,470    305,048       0.1%
#*  ServiceSource International, Inc.                             4,898     23,265       0.0%
*   ShoreTel, Inc.                                                5,165     34,347       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
*   Sigma Designs, Inc.                                           2,854 $   20,834       0.0%
#*  Silver Spring Networks, Inc.                                  5,631     79,172       0.0%
*   Sonus Networks, Inc.                                          4,779     27,670       0.0%
#*  Splunk, Inc.                                                  2,800    168,532       0.0%
#   SS&C Technologies Holdings, Inc.                             14,564    465,029       0.1%
#*  Stamps.com, Inc.                                                486     47,409       0.0%
*   Super Micro Computer, Inc.                                    4,918    116,557       0.0%
*   Sykes Enterprises, Inc.                                       6,556    175,307       0.0%
    Symantec Corp.                                               13,943    348,993       0.1%
#*  Synchronoss Technologies, Inc.                                4,893    179,622       0.0%
*   Synopsys, Inc.                                               10,978    651,105       0.1%
#   Syntel, Inc.                                                  6,323    127,092       0.0%
    Systemax, Inc.                                                1,146      8,996       0.0%
*   Tableau Software, Inc. Class A                                3,000    144,150       0.0%
#*  Take-Two Interactive Software, Inc.                          11,701    519,407       0.1%
#*  Tangoe, Inc.                                                  2,857     24,513       0.0%
    TE Connectivity, Ltd.                                         8,067    507,172       0.1%
*   TechTarget, Inc.                                              1,309     10,577       0.0%
*   Telenav, Inc.                                                 2,293     12,497       0.0%
    TeleTech Holdings, Inc.                                       4,445    124,904       0.0%
#*  Teradata Corp.                                               17,704    477,300       0.1%
    Teradyne, Inc.                                               19,928    464,123       0.1%
    Tessco Technologies, Inc.                                       626      7,293       0.0%
    Tessera Technologies, Inc.                                    5,194    192,697       0.0%
*   TiVo Corp.                                                    6,988    138,712       0.0%
    Total System Services, Inc.                                  10,763    536,858       0.1%
    TransAct Technologies, Inc.                                     300      2,160       0.0%
    Travelport Worldwide, Ltd.                                   11,614    163,990       0.0%
*   Travelzoo, Inc.                                                 800      8,160       0.0%
#*  Trimble, Inc.                                                18,189    502,744       0.1%
#*  Twitter, Inc.                                                11,700    210,015       0.0%
#*  Tyler Technologies, Inc.                                      1,600    256,640       0.0%
*   Ubiquiti Networks, Inc.                                       6,969    365,385       0.1%
#*  Ultimate Software Group, Inc. (The)                           1,151    242,849       0.0%
*   Ultra Clean Holdings, Inc.                                    1,982     16,847       0.0%
*   Ultratech, Inc.                                               2,877     61,251       0.0%
*   Vantiv, Inc. Class A                                          8,799    513,510       0.1%
*   VASCO Data Security International, Inc.                       4,089     56,224       0.0%
*   Veeco Instruments, Inc.                                       3,146     68,268       0.0%
*   VeriFone Systems, Inc.                                        2,850     44,118       0.0%
*   Verint Systems, Inc.                                          5,727    206,172       0.0%
#*  VeriSign, Inc.                                                4,124    346,498       0.1%
#*  ViaSat, Inc.                                                  5,082    359,094       0.1%
#*  Viavi Solutions, Inc.                                        12,892     91,791       0.0%
*   Virtusa Corp.                                                 1,604     30,380       0.0%
#   Visa, Inc. Class A                                           76,120  6,280,661       0.8%
*   Vishay Precision Group, Inc.                                    335      5,259       0.0%
#*  VMware, Inc. Class A                                          1,653    129,926       0.0%
*   Web.com Group, Inc.                                           3,872     62,339       0.0%
#*  WebMD Health Corp.                                            1,853     91,038       0.0%
#   Western Union Co. (The)                                      27,497    551,865       0.1%
#*  WEX, Inc.                                                     3,650    398,215       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------ ------------ ---------------
Information Technology -- (Continued)
#*  Workday, Inc. Class A                                         2,325 $    201,531       0.0%
*   Xcerra Corp.                                                  3,433       18,916       0.0%
    Xerox Corp.                                                  54,362      531,117       0.1%
    Xilinx, Inc.                                                 10,594      538,917       0.1%
*   XO Group, Inc.                                                1,650       30,360       0.0%
*   Yahoo!, Inc.                                                 14,276      593,168       0.1%
#*  YuMe, Inc.                                                    2,900       10,875       0.0%
#*  Zebra Technologies Corp. Class A                              5,874      386,744       0.1%
*   Zedge, Inc. Class B                                             894        2,610       0.0%
#*  Zillow Group, Inc. Class A                                    2,300       75,969       0.0%
#*  Zillow Group, Inc. Class C                                    4,600      153,456       0.0%
*   Zix Corp.                                                     2,090        8,506       0.0%
#*  Zynga, Inc. Class A                                          92,254      259,234       0.0%
                                                                        ------------      ----
Total Information Technology                                             161,333,806      21.5%
                                                                        ------------      ----
Materials -- (3.1%)
    A Schulman, Inc.                                              3,805      109,394       0.0%
*   AdvanSix, Inc.                                                  927       14,795       0.0%
#   AEP Industries, Inc.                                            379       41,519       0.0%
    Albemarle Corp.                                               9,288      776,012       0.1%
    American Vanguard Corp.                                       2,517       38,258       0.0%
#   AptarGroup, Inc.                                              9,886      706,256       0.1%
    Ashland Global Holdings, Inc.                                 4,100      458,093       0.1%
    Avery Dennison Corp.                                         10,604      740,053       0.1%
*   Axalta Coating Systems, Ltd.                                 18,502      464,770       0.1%
    Balchem Corp.                                                 3,428      260,185       0.0%
    Ball Corp.                                                    7,357      567,004       0.1%
#   Bemis Co., Inc.                                              10,598      516,335       0.1%
*   Berry Plastics Group, Inc.                                    9,398      411,162       0.1%
*   Boise Cascade Co.                                             2,041       39,289       0.0%
    Celanese Corp. Series A                                       8,362      609,757       0.1%
    Chase Corp.                                                     970       66,300       0.0%
*   Chemtura Corp.                                                7,171      235,209       0.0%
*   Clearwater Paper Corp.                                        1,194       63,401       0.0%
*   Coeur Mining, Inc.                                            2,107       23,556       0.0%
#   Compass Minerals International, Inc.                          3,579      257,151       0.0%
*   Crown Holdings, Inc.                                          7,432      403,186       0.1%
#   Deltic Timber Corp.                                             500       28,090       0.0%
    Domtar Corp.                                                  3,430      123,309       0.0%
    Dow Chemical Co. (The)                                       23,712    1,275,943       0.2%
    Ecolab, Inc.                                                 11,574    1,321,404       0.2%
    EI du Pont de Nemours & Co.                                   7,926      545,230       0.1%
*   Ferro Corp.                                                   9,959      129,069       0.0%
    Ferroglobe P.L.C.                                             4,347       40,210       0.0%
#   Freeport-McMoRan, Inc.                                       37,358      417,662       0.1%
    FutureFuel Corp.                                              2,857       31,313       0.0%
*   GCP Applied Technologies, Inc.                                7,421      191,833       0.0%
    Graphic Packaging Holding Co.                                43,693      546,162       0.1%
    Greif, Inc. Class A                                           2,991      140,158       0.0%
    Greif, Inc. Class B                                             337       19,630       0.0%
    Hawkins, Inc.                                                   923       37,243       0.0%
    HB Fuller Co.                                                 8,570      360,540       0.1%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Materials -- (Continued)
    Hecla Mining Co.                                             20,684 $   123,897       0.0%
    Huntsman Corp.                                               29,778     504,737       0.1%
*   Ingevity Corp.                                                3,831     158,603       0.0%
    Innophos Holdings, Inc.                                       2,389     109,512       0.0%
    Innospec, Inc.                                                2,986     179,907       0.0%
#   International Flavors & Fragrances, Inc.                      3,923     513,050       0.1%
    International Paper Co.                                      16,814     757,134       0.1%
    KapStone Paper and Packaging Corp.                            5,587     101,348       0.0%
    KMG Chemicals, Inc.                                             800      21,712       0.0%
*   Kraton Corp.                                                  3,674      94,165       0.0%
    Kronos Worldwide, Inc.                                          600       4,614       0.0%
*   Louisiana-Pacific Corp.                                       6,000     110,100       0.0%
#*  LSB Industries, Inc.                                          1,000       5,290       0.0%
    LyondellBasell Industries NV Class A                         10,296     819,047       0.1%
    Materion Corp.                                                1,100      33,330       0.0%
    Mercer International, Inc.                                    3,069      24,245       0.0%
    Minerals Technologies, Inc.                                   4,391     295,075       0.0%
#   Mosaic Co. (The)                                              8,500     200,005       0.0%
    Myers Industries, Inc.                                        3,900      46,995       0.0%
    Neenah Paper, Inc.                                            1,099      87,810       0.0%
#   NewMarket Corp.                                               1,300     521,183       0.1%
    Newmont Mining Corp.                                          9,054     335,360       0.0%
#   Olin Corp.                                                   11,996     263,072       0.0%
*   OMNOVA Solutions, Inc.                                        5,800      44,080       0.0%
    Packaging Corp. of America                                    9,598     791,835       0.1%
    PH Glatfelter Co.                                             2,575      57,217       0.0%
#   PolyOne Corp.                                                10,767     314,719       0.0%
    PPG Industries, Inc.                                         10,128     943,221       0.1%
    Quaker Chemical Corp.                                         1,365     146,738       0.0%
#   Rayonier Advanced Materials, Inc.                             5,170      66,848       0.0%
#*  Real Industry, Inc.                                              61         326       0.0%
#   Royal Gold, Inc.                                              5,541     381,332       0.1%
    RPM International, Inc.                                       6,552     311,482       0.0%
    Schnitzer Steel Industries, Inc. Class A                      3,115      75,227       0.0%
#   Scotts Miracle-Gro Co. (The) Class A                         12,673   1,116,365       0.2%
    Sealed Air Corp.                                             12,394     565,538       0.1%
    Sensient Technologies Corp.                                   4,629     344,907       0.0%
    Sherwin-Williams Co. (The)                                    4,607   1,128,070       0.2%
#   Silgan Holdings, Inc.                                         7,720     393,334       0.1%
#   Sonoco Products Co.                                          12,684     637,878       0.1%
    Stepan Co.                                                    2,989     212,309       0.0%
    Synalloy Corp.                                                  300       3,090       0.0%
*   Trecora Resources                                               500       5,125       0.0%
    Tredegar Corp.                                                1,006      18,611       0.0%
    Trinseo SA                                                    6,231     326,816       0.0%
    Valspar Corp. (The)                                           3,600     358,560       0.1%
#   Westlake Chemical Corp.                                       1,400      72,506       0.0%
    WestRock Co.                                                  7,644     353,076       0.1%
    WR Grace & Co.                                                4,462     298,776       0.0%
                                                                        -----------       ---
Total Materials                                                          26,287,658       3.5%
                                                                        -----------       ---

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Real Estate -- (0.2%)
           Alexander & Baldwin, Inc.                                      5,237 $   218,854       0.0%
*          Altisource Portfolio Solutions SA                                510      13,133       0.0%
*          AV Homes, Inc.                                                 1,493      23,813       0.0%
*          CBRE Group, Inc. Class A                                      18,112     466,565       0.1%
*          FRP Holdings, Inc.                                               837      26,617       0.0%
           HFF, Inc. Class A                                              4,389     116,879       0.0%
#*         Howard Hughes Corp. (The)                                      2,959     324,987       0.1%
           Jones Lang LaSalle, Inc.                                       3,278     317,474       0.0%
           Kennedy-Wilson Holdings, Inc.                                  2,400      49,440       0.0%
           RE/MAX Holdings, Inc. Class A                                  1,950      84,727       0.0%
*          St Joe Co. (The)                                               3,300      58,410       0.0%
*          Tejon Ranch Co.                                                  546      12,198       0.0%
                                                                                -----------       ---
Total Real Estate                                                                 1,713,097       0.2%
                                                                                -----------       ---
Telecommunication Services -- (2.7%)
           AT&T, Inc.                                                   240,144   8,834,898       1.2%
           ATN International, Inc.                                        1,900     128,516       0.0%
*          Boingo Wireless, Inc.                                          4,687      45,558       0.0%
*          Cincinnati Bell, Inc.                                          5,192     102,023       0.0%
#          Cogent Communications Holdings, Inc.                           6,995     258,116       0.1%
#          Consolidated Communications Holdings, Inc.                     8,182     195,795       0.0%
#*         FairPoint Communications, Inc.                                 1,065      16,614       0.0%
#          Frontier Communications Corp.                                 85,155     342,323       0.1%
*          General Communication, Inc. Class A                            4,689      74,274       0.0%
*          Hawaiian Telcom Holdco, Inc.                                   1,207      24,768       0.0%
           IDT Corp. Class B                                              3,461      61,917       0.0%
           Inteliquent, Inc.                                              5,821      97,735       0.0%
#*         Iridium Communications, Inc.                                   3,706      30,204       0.0%
(degrees)* Leap Wireless International, Inc.                              1,800          --       0.0%
*          Lumos Networks Corp.                                           3,964      56,328       0.0%
#*         ORBCOMM, Inc.                                                  7,866      70,243       0.0%
*          SBA Communications Corp. Class A                               6,801     770,417       0.1%
           Shenandoah Telecommunications Co.                              8,286     218,750       0.0%
           Spok Holdings, Inc.                                            3,028      54,655       0.0%
#*         Sprint Corp.                                                  80,731     497,303       0.1%
*          T-Mobile US, Inc.                                             22,482   1,118,030       0.2%
           Telephone & Data Systems, Inc.                                15,651     404,422       0.1%
*          United States Cellular Corp.                                   3,143     110,162       0.0%
           Verizon Communications, Inc.                                 182,695   8,787,629       1.2%
*          Vonage Holdings Corp.                                         34,964     239,853       0.0%
*          Zayo Group Holdings, Inc.                                      7,331     235,912       0.0%
                                                                                -----------       ---
Total Telecommunication Services                                                 22,776,445       3.1%
                                                                                -----------       ---
Utilities -- (1.2%)
           American States Water Co.                                      5,747     229,765       0.0%
           American Water Works Co., Inc.                                11,158     826,138       0.1%
           Aqua America, Inc.                                            16,028     492,060       0.1%
           Artesian Resources Corp. Class A                                 475      13,404       0.0%
           Atmos Energy Corp.                                             5,668     421,643       0.1%
           Avangrid, Inc.                                                 1,864      73,460       0.0%
           California Water Service Group                                 7,517     233,027       0.0%
           CenterPoint Energy, Inc.                                      13,879     316,441       0.0%

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Utilities -- (Continued)
            Chesapeake Utilities Corp.                                       1,887 $    120,862        0.0%
            Connecticut Water Service, Inc.                                  1,705       88,779        0.0%
#           Consolidated Edison, Inc.                                       10,116      764,264        0.1%
            Consolidated Water Co., Ltd.                                       163        1,826        0.0%
            Delta Natural Gas Co., Inc.                                        149        3,509        0.0%
            Edison International                                            14,364    1,055,467        0.1%
#           Eversource Energy                                               10,117      557,042        0.1%
            Genie Energy, Ltd. Class B                                         400        2,084        0.0%
            Middlesex Water Co.                                              2,357       85,088        0.0%
            New Jersey Resources Corp.                                       9,500      322,525        0.0%
            Northwest Natural Gas Co.                                        3,048      179,222        0.0%
            NRG Yield, Inc. Class A                                          5,000       73,650        0.0%
            NRG Yield, Inc. Class C                                          9,723      149,734        0.0%
#           ONE Gas, Inc.                                                    5,800      355,424        0.1%
#           Ormat Technologies, Inc.                                         8,833      426,016        0.1%
            Pattern Energy Group, Inc.                                      12,952      289,477        0.0%
            PG&E Corp.                                                      17,282    1,073,558        0.2%
            SJW Corp.                                                        3,120      158,278        0.0%
#           South Jersey Industries, Inc.                                   11,750      348,387        0.1%
            Southwest Gas Corp.                                              5,334      386,502        0.1%
            Spire, Inc.                                                      5,144      323,043        0.1%
            UGI Corp.                                                       14,317      662,734        0.1%
            WGL Holdings, Inc.                                               4,601      290,185        0.0%
            York Water Co. (The)                                             1,961       61,968        0.0%
                                                                                   ------------      -----
Total Utilities                                                                      10,385,562        1.4%
                                                                                   ------------      -----
TOTAL COMMON STOCKS                                                                 745,221,655       99.4%
                                                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Community Health Systems, Inc. Contingent Value Rights
              12/31/49                                                      11,318           96        0.0%
(degrees)*  Dyax Corp. Contingent Value Rights                               1,400        1,554        0.0%
(degrees)*  Great Elm Capital Group, Inc. Rights 11/01/16                      170            8        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                        10,882       11,044        0.0%
(degrees)*  Safeway PDC, LLC Contingent Value Rights                        10,882          531        0.0%
                                                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                                                    13,233        0.0%
                                                                                   ------------      -----
TOTAL INVESTMENT SECURITIES                                                         745,234,888
                                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.260%                                               4,372,468    4,372,468        0.6%
                                                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@        DFA Short Term Investment Fund                               8,131,561   94,098,425       12.5%
                                                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $700,349,450)                                  $843,705,781      112.5%
                                                                                   ============      =====

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                         ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                $125,284,926          --   --    $125,284,926
   Consumer Staples                        55,233,116          --   --      55,233,116
   Energy                                  18,935,128          --   --      18,935,128
   Financials                             127,244,121          --   --     127,244,121
   Health Care                             96,953,618          --   --      96,953,618
   Industrials                             99,074,178          --   --      99,074,178
   Information Technology                 161,333,806          --   --     161,333,806
   Materials                               26,287,658          --   --      26,287,658
   Real Estate                              1,713,097          --   --       1,713,097
   Telecommunication Services              22,776,445          --   --      22,776,445
   Utilities                               10,385,562          --   --      10,385,562
Rights/Warrants                                    -- $    13,233   --          13,233
Temporary Cash Investments                  4,372,468          --   --       4,372,468
Securities Lending Collateral                      --  94,098,425   --      94,098,425
                                         ------------ -----------   --    ------------
TOTAL                                    $749,594,123 $94,111,658   --    $843,705,781
                                         ============ ===========   ==    ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.2%)
    ALS, Ltd.                                                     25,912 $  122,435       0.0%
#   Altium, Ltd.                                                   3,254     19,371       0.0%
    Amcor, Ltd.                                                   59,472    663,806       0.1%
    AMP, Ltd.                                                    182,579    633,132       0.1%
    Ansell, Ltd.                                                  13,362    220,139       0.1%
    AP Eagers, Ltd.                                                1,880     14,009       0.0%
    APA Group                                                     35,039    211,763       0.1%
*   APN News & Media, Ltd.                                        27,348     55,624       0.0%
    APN Outdoor Group, Ltd.                                       17,030     61,416       0.0%
#   ARB Corp., Ltd.                                                2,584     33,466       0.0%
    Aristocrat Leisure, Ltd.                                      18,229    212,237       0.1%
#*  Arrium, Ltd.                                                  76,376         --       0.0%
    ASX, Ltd.                                                      3,450    123,410       0.0%
    AUB Group, Ltd.                                                3,526     26,567       0.0%
*   Ausdrill, Ltd.                                                 7,076      7,106       0.0%
    Australia & New Zealand Banking Group, Ltd.                   86,015  1,816,242       0.4%
    Australian Pharmaceutical Industries, Ltd.                    40,511     58,396       0.0%
    Automotive Holdings Group, Ltd.                                7,743     23,800       0.0%
    Aveo Group                                                    15,408     37,602       0.0%
*   AWE, Ltd.                                                     43,671     17,885       0.0%
    Bank of Queensland, Ltd.                                      17,984    142,705       0.0%
    Bapcor, Ltd.                                                   7,524     29,336       0.0%
    Beach Energy, Ltd.                                           125,642     68,389       0.0%
#   Bellamy's Australia, Ltd.                                      3,871     33,427       0.0%
    Bendigo & Adelaide Bank, Ltd.                                 19,171    161,896       0.0%
*   Billabong International, Ltd.                                  7,680      7,047       0.0%
#   Blackmores, Ltd.                                               1,407    119,641       0.0%
    Boral, Ltd.                                                   15,894     75,938       0.0%
*   Bradken, Ltd.                                                  7,516     18,374       0.0%
    Brambles, Ltd.                                                72,291    632,929       0.1%
    Breville Group, Ltd.                                           7,392     51,984       0.0%
    BT Investment Management, Ltd.                                 7,919     55,509       0.0%
#   Cabcharge Australia, Ltd.                                      4,103     11,216       0.0%
    Caltex Australia, Ltd.                                        19,384    451,206       0.1%
#   Cardno, Ltd.                                                  10,999      7,724       0.0%
    carsales.com, Ltd.                                            18,945    153,326       0.0%
#   Cash Converters International, Ltd.                           25,015      6,089       0.0%
    Challenger, Ltd.                                              50,757    414,355       0.1%
    CIMIC Group, Ltd.                                              2,779     62,364       0.0%
    Coca-Cola Amatil, Ltd.                                        42,293    306,404       0.1%
    Cochlear, Ltd.                                                 4,720    458,601       0.1%
    Collins Foods, Ltd.                                           11,016     40,248       0.0%
    Commonwealth Bank of Australia                                29,629  1,649,473       0.3%
    Computershare, Ltd.                                           36,247    290,349       0.1%
#   Cover-More Group, Ltd.                                         6,792      7,346       0.0%
    Credit Corp. Group, Ltd.                                       3,408     45,860       0.0%
    Crown, Ltd.                                                    6,025     49,810       0.0%
    CSG, Ltd.                                                     21,603     21,022       0.0%
    CSL, Ltd.                                                      8,954    683,240       0.1%
    CSR, Ltd.                                                     35,706     99,145       0.0%
    Decmil Group, Ltd.                                            10,092      8,480       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Domino's Pizza Enterprises, Ltd.                               5,340 $  260,143       0.1%
    Downer EDI, Ltd.                                              38,407    169,755       0.0%
    DuluxGroup, Ltd.                                              49,060    239,932       0.1%
    Eclipx Group, Ltd.                                             3,530     10,324       0.0%
#*  Elders, Ltd.                                                   3,495     10,310       0.0%
#*  Energy Resources of Australia, Ltd.                            5,657      1,467       0.0%
#   EQT Holdings, Ltd.                                               700      9,451       0.0%
    Event Hospitality and Entertainment, Ltd.                      4,728     50,294       0.0%
    Evolution Mining, Ltd.                                        94,190    166,101       0.0%
    Fairfax Media, Ltd.                                          189,432    118,657       0.0%
#   FlexiGroup, Ltd.                                              14,880     25,411       0.0%
#   Fortescue Metals Group, Ltd.                                 187,507    786,897       0.2%
    GrainCorp, Ltd. Class A                                       15,318     97,679       0.0%
    GUD Holdings, Ltd.                                             8,605     62,069       0.0%
    GWA Group, Ltd.                                               21,997     47,681       0.0%
#   Hansen Technologies, Ltd.                                      3,445     10,766       0.0%
    Healthscope, Ltd.                                             32,389     54,332       0.0%
*   Hills, Ltd.                                                    5,399      2,623       0.0%
*   Horizon Oil, Ltd.                                             50,760      1,460       0.0%
    Iluka Resources, Ltd.                                         24,576    107,744       0.0%
*   Imdex, Ltd.                                                   15,311      6,994       0.0%
#   IMF Bentham, Ltd.                                              7,011      9,779       0.0%
#   Independence Group NL                                         43,098    140,336       0.0%
    Infomedia, Ltd.                                               21,693     12,527       0.0%
    Insurance Australia Group, Ltd.                               66,145    276,539       0.1%
    InvoCare, Ltd.                                                 6,143     60,952       0.0%
#   IOOF Holdings, Ltd.                                           16,295    101,440       0.0%
    IRESS, Ltd.                                                    6,930     59,676       0.0%
    iSentia Group, Ltd.                                           11,748     31,394       0.0%
    JB Hi-Fi, Ltd.                                                 8,321    179,375       0.1%
    LendLease Group                                               15,753    161,372       0.0%
*   Macmahon Holdings, Ltd.                                       77,872      5,488       0.0%
    Macquarie Atlas Roads Group                                   15,803     56,611       0.0%
    Macquarie Group, Ltd.                                         12,831    775,639       0.2%
    Magellan Financial Group, Ltd.                                10,824    174,796       0.0%
*   Mayne Pharma Group, Ltd.                                      19,531     24,305       0.0%
    McMillan Shakespeare, Ltd.                                     7,817     64,217       0.0%
    McPherson's, Ltd.                                              5,484      4,414       0.0%
    Medibank Pvt, Ltd.                                           208,230    407,947       0.1%
#*  Metcash, Ltd.                                                127,465    192,366       0.1%
    Mineral Resources, Ltd.                                       16,929    148,931       0.0%
#   Monadelphous Group, Ltd.                                      13,853     97,895       0.0%
*   Mount Gibson Iron, Ltd.                                       33,294      8,269       0.0%
    National Australia Bank, Ltd.                                 83,000  1,761,877       0.4%
    New Hope Corp., Ltd.                                          25,237     36,023       0.0%
    Newcrest Mining, Ltd.                                         23,283    407,672       0.1%
    nib holdings, Ltd.                                            20,748     75,982       0.0%
    Nine Entertainment Co. Holdings, Ltd.                         71,399     46,575       0.0%
    Northern Star Resources, Ltd.                                 51,448    166,405       0.0%
    Nufarm, Ltd.                                                  13,290     89,216       0.0%
#   OFX Group, Ltd.                                               11,900     14,008       0.0%
    Oil Search, Ltd.                                              36,272    181,818       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    oOh!media, Ltd.                                                6,055 $ 19,666       0.0%
    Orica, Ltd.                                                   31,626  390,720       0.1%
    Orora, Ltd.                                                  120,598  265,747       0.1%
    OZ Minerals, Ltd.                                             12,650   64,633       0.0%
    Pact Group Holdings, Ltd.                                     15,432   76,928       0.0%
#*  Paladin Energy, Ltd.                                          41,883    4,453       0.0%
    Peet, Ltd.                                                     8,746    6,316       0.0%
    Perpetual, Ltd.                                                3,321  114,036       0.0%
*   Perseus Mining, Ltd.                                          19,074    8,966       0.0%
#   Platinum Asset Management, Ltd.                               21,752   82,380       0.0%
    Premier Investments, Ltd.                                      5,059   54,443       0.0%
    Primary Health Care, Ltd.                                     37,959  110,642       0.0%
    Prime Media Group, Ltd.                                          500      106       0.0%
    QBE Insurance Group, Ltd.                                     50,646  383,719       0.1%
#   Qube Holdings, Ltd.                                           49,033   83,008       0.0%
*   Ramelius Resources, Ltd.                                      11,958    4,446       0.0%
    Ramsay Health Care, Ltd.                                       4,104  228,531       0.1%
    RCR Tomlinson, Ltd.                                            8,195   16,580       0.0%
#   REA Group, Ltd.                                                5,384  208,804       0.1%
    Reckon, Ltd.                                                   5,948    7,143       0.0%
    Reece, Ltd.                                                      443   14,806       0.0%
    Regis Healthcare, Ltd.                                         1,128    3,373       0.0%
#   Resolute Mining, Ltd.                                         21,253   25,105       0.0%
#   Retail Food Group, Ltd.                                        6,557   33,730       0.0%
    Ridley Corp., Ltd.                                            19,171   18,151       0.0%
    SAI Global, Ltd.                                              19,525   69,429       0.0%
    Sandfire Resources NL                                         16,927   66,770       0.0%
*   Saracen Mineral Holdings, Ltd.                                69,740   60,260       0.0%
    Seek, Ltd.                                                    57,847  642,467       0.1%
*   Senex Energy, Ltd.                                            26,881    5,149       0.0%
#   Seven Group Holdings, Ltd.                                     6,241   43,016       0.0%
    Seven West Media, Ltd.                                       111,498   57,455       0.0%
    SG Fleet Group, Ltd.                                           6,145   16,783       0.0%
    Sigma Pharmaceuticals, Ltd.                                   20,948   21,141       0.0%
#*  Silex Systems, Ltd.                                            1,748      452       0.0%
*   Silver Lake Resources, Ltd.                                    2,487    1,219       0.0%
    Sims Metal Management, Ltd.                                   21,883  166,471       0.0%
    Sims Metal Management, Ltd. Sponsored ADR                        819    6,241       0.0%
#   Sirtex Medical, Ltd.                                           5,204  110,151       0.0%
#   Slater & Gordon, Ltd.                                         11,800    3,263       0.0%
    SmartGroup Corp., Ltd.                                         3,728   16,926       0.0%
    SMS Management & Technology, Ltd.                              9,090   10,533       0.0%
    Sonic Healthcare, Ltd.                                        17,844  277,518       0.1%
#   Southern Cross Media Group, Ltd.                              95,549  104,307       0.0%
    Spark Infrastructure Group                                     9,647   16,264       0.0%
    SpeedCast International, Ltd.                                 12,124   36,782       0.0%
    Spotless Group Holdings, Ltd.                                 33,329   25,283       0.0%
#*  St Barbara, Ltd.                                              53,797  109,800       0.0%
    Star Entertainment Grp, Ltd. (The)                            28,783  108,913       0.0%
    Steadfast Group, Ltd.                                         41,614   67,572       0.0%
    Suncorp Group, Ltd.                                           43,707  396,689       0.1%
*   Sundance Energy Australia, Ltd.                               49,981    6,578       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Super Retail Group, Ltd.                                       7,533 $    56,002       0.0%
    Sydney Airport                                                25,034     119,006       0.0%
#   Tabcorp Holdings, Ltd.                                        88,568     325,398       0.1%
    Tassal Group, Ltd.                                             9,649      28,210       0.0%
    Tatts Group, Ltd.                                            112,036     345,357       0.1%
    Technology One, Ltd.                                          24,280     103,689       0.0%
#*  Ten Network Holdings, Ltd.                                     5,478       4,304       0.0%
#   TFS Corp., Ltd.                                                2,886       3,072       0.0%
    Thorn Group, Ltd.                                             17,790      23,312       0.0%
*   Tiger Resources, Ltd.                                         41,785         635       0.0%
#   TPG Telecom, Ltd.                                             16,349      93,746       0.0%
    Transurban Group                                              48,318     381,254       0.1%
    Treasury Wine Estates, Ltd.                                   26,621     217,024       0.1%
*   UGL, Ltd.                                                     12,302      30,031       0.0%
    Virtus Health, Ltd.                                            2,176      11,516       0.0%
    Vocus Communications, Ltd.                                    59,862     259,535       0.1%
    Webjet, Ltd.                                                   5,776      47,982       0.0%
#*  Western Areas, Ltd.                                           12,587      23,608       0.0%
    Westpac Banking Corp.                                         98,718   2,282,847       0.5%
    Westpac Banking Corp. Sponsored ADR                           13,060     302,992       0.1%
#*  WorleyParsons, Ltd.                                           24,252     154,994       0.0%
    WPP AUNZ, Ltd.                                                25,450      15,754       0.0%
                                                                         -----------       ---
TOTAL AUSTRALIA                                                           28,039,905       5.4%
                                                                         -----------       ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                            20       2,395       0.0%
    ANDRITZ AG                                                     4,988     260,799       0.1%
    Atrium European Real Estate, Ltd.                              7,943      33,976       0.0%
    Conwert Immobilien Invest SE                                   5,561      98,648       0.0%
#   DO & CO AG                                                       463      35,875       0.0%
    Erste Group Bank AG                                           11,036     346,076       0.1%
    Flughafen Wien AG                                                372       9,018       0.0%
    IMMOFINANZ AG                                                 11,963      25,746       0.0%
    Kapsch TrafficCom AG                                             369      16,520       0.0%
    Lenzing AG                                                       217      28,282       0.0%
    Mayr Melnhof Karton AG                                           425      47,075       0.0%
    Oesterreichische Post AG                                       3,015     104,024       0.0%
    OMV AG                                                        13,925     434,594       0.1%
    Palfinger AG                                                     699      21,145       0.0%
    Porr Ag                                                          822      29,544       0.0%
*   Raiffeisen Bank International AG                               7,792     127,612       0.0%
    Rosenbauer International AG                                      124       7,243       0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                        340      24,090       0.0%
    Semperit AG Holding                                              381      10,332       0.0%
    Strabag SE                                                       904      30,341       0.0%
    Telekom Austria AG                                            12,889      74,028       0.0%
    UNIQA Insurance Group AG                                       7,860      50,628       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe           3,481      68,603       0.0%
    Voestalpine AG                                                 2,753      97,528       0.0%
    Wienerberger AG                                               12,254     195,826       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
AUSTRIA -- (Continued)
    Zumtobel Group AG                                             1,484 $   26,032       0.0%
                                                                        ----------       ---
TOTAL AUSTRIA                                                            2,205,980       0.4%
                                                                        ----------       ---
BELGIUM -- (0.9%)
#*  Ablynx NV                                                     1,745     17,230       0.0%
    Ageas                                                        17,524    640,211       0.1%
*   AGFA-Gevaert NV                                              23,139     96,168       0.0%
    Banque Nationale de Belgique                                      8     24,766       0.0%
    Barco NV                                                        730     57,414       0.0%
    bpost SA                                                      9,489    252,450       0.1%
    Cie d'Entreprises CFE                                           624     68,782       0.0%
*   Cie Immobiliere de Belgique SA                                   49      2,730       0.0%
    Colruyt SA                                                    9,172    492,976       0.1%
    D'ieteren SA                                                  2,070     91,255       0.0%
    Deceuninck NV                                                 4,912     12,736       0.0%
    Econocom Group SA                                             4,010     59,630       0.0%
    Euronav NV                                                    2,543     19,896       0.0%
    EVS Broadcast Equipment SA                                      693     24,259       0.0%
#*  Fagron                                                        3,574     35,140       0.0%
*   Galapagos NV                                                  2,035    123,819       0.0%
    Gimv NV                                                         541     29,117       0.0%
    Ion Beam Applications                                           967     45,924       0.0%
*   KBC Group NV                                                 10,043    612,232       0.1%
    Kinepolis Group NV                                            1,425     64,119       0.0%
#   Lotus Bakeries                                                   11     30,223       0.0%
    Melexis NV                                                      824     53,949       0.0%
    Ontex Group NV                                                6,905    208,864       0.1%
*   Orange Belgium SA                                             4,289     96,599       0.0%
    Proximus SADP                                                20,546    588,078       0.1%
    Recticel SA                                                   2,769     18,096       0.0%
    Resilux                                                         110     18,314       0.0%
    Sioen Industries NV                                             344     10,256       0.0%
*   Telenet Group Holding NV                                      4,137    221,501       0.1%
*   Tessenderlo Chemie NV                                         2,212     73,849       0.0%
*   ThromboGenics NV                                              1,084      3,366       0.0%
    UCB SA                                                        3,735    252,753       0.1%
    Umicore SA                                                   11,403    693,098       0.2%
    Van de Velde NV                                                 285     20,073       0.0%
                                                                        ----------       ---
TOTAL BELGIUM                                                            5,059,873       1.0%
                                                                        ----------       ---
CANADA -- (7.7%)
*   5N Plus, Inc.                                                 1,597      2,000       0.0%
    Absolute Software Corp.                                       3,100     14,722       0.0%
    Acadian Timber Corp.                                            600      7,801       0.0%
    Aecon Group, Inc.                                             5,564     71,930       0.0%
*   Africa Oil Corp.                                             13,871     19,856       0.0%
    Ag Growth International, Inc.                                   500     17,382       0.0%
    AGF Management, Ltd. Class B                                  4,402     16,770       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                             6,298    319,854       0.1%
    Agnico Eagle Mines, Ltd.(008474108)                           1,200     60,960       0.0%
    Agrium, Inc.(008916108)                                       3,031    278,306       0.1%
    Agrium, Inc.(2213538)                                         5,112    469,276       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    AGT Food & Ingredients, Inc.                                     700 $   19,905       0.0%
    Aimia, Inc.                                                   40,823    220,657       0.1%
    AirBoss of America Corp.                                         900      8,528       0.0%
*   Alacer Gold Corp.                                             24,051     48,593       0.0%
    Alamos Gold, Inc. Class A(011532108)                           3,328     26,128       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                            13,433    105,357       0.0%
#   Alaris Royalty Corp.                                           2,089     30,697       0.0%
    Algonquin Power & Utilities Corp.                             13,900    122,803       0.0%
    Alimentation Couche-Tard, Inc. Class B                        14,170    711,828       0.2%
    AltaGas, Ltd.                                                  6,433    159,182       0.0%
*   Amaya, Inc.                                                    1,783     23,874       0.0%
    Andrew Peller, Ltd. Class A                                    4,800     39,866       0.0%
*   Argonaut Gold, Inc.                                            4,400      8,890       0.0%
*   Asanko Gold, Inc.                                             10,852     40,049       0.0%
*   ATS Automation Tooling Systems, Inc.                           4,950     42,440       0.0%
*   AuRico Metals, Inc.(05157J108)                                 1,541      1,433       0.0%
*   AuRico Metals, Inc.(BYR52G5)                                   4,409      4,043       0.0%
    AutoCanada, Inc.                                                 600      9,864       0.0%
#*  Avigilon Corp.                                                 1,000      6,337       0.0%
*   B2Gold Corp.                                                  60,760    175,761       0.1%
#   Badger Daylighting, Ltd.                                       2,900     62,657       0.0%
    Bank of Montreal(2076009)                                     24,263  1,544,091       0.3%
    Bank of Montreal(063671101)                                    1,698    107,993       0.0%
    Bank of Nova Scotia (The)(2076281)                            21,079  1,132,762       0.2%
    Bank of Nova Scotia (The)(064149107)                           6,491    348,956       0.1%
    Barrick Gold Corp.                                             8,073    142,004       0.0%
    BCE, Inc.(B188TH2)                                             2,614    118,763       0.0%
    BCE, Inc.(05534B760)                                           5,779    262,598       0.1%
    Bird Construction, Inc.                                        1,100      9,021       0.0%
    Black Diamond Group, Ltd.                                      1,100      3,592       0.0%
*   BlackBerry, Ltd.(09228F103)                                   23,242    163,856       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                     12,674     89,482       0.0%
#*  BlackPearl Resources, Inc.                                    23,979     26,459       0.0%
*   Bombardier, Inc. Class A                                       6,200      9,337       0.0%
*   Bombardier, Inc. Class B                                     134,196    178,088       0.1%
    Boralex, Inc. Class A                                          5,000     71,721       0.0%
*   BRP, Inc.                                                      1,887     36,479       0.0%
    CAE, Inc.(2162760)                                            46,008    646,232       0.1%
    CAE, Inc.(124765108)                                           9,562    134,250       0.0%
#   Calfrac Well Services, Ltd.                                    3,616      7,414       0.0%
    Cameco Corp.(13321L108)                                       11,188     86,148       0.0%
    Cameco Corp.(2166160)                                         16,400    126,304       0.0%
    Canaccord Genuity Group, Inc.                                  6,570     20,524       0.0%
#*  Canacol Energy, Ltd.                                           7,400     22,841       0.0%
#   Canadian Energy Services & Technology Corp.                   10,381     40,942       0.0%
    Canadian Imperial Bank of Commerce(2170525)                    9,429    706,490       0.2%
    Canadian Imperial Bank of Commerce(136069101)                  4,702    352,462       0.1%
#   Canadian Tire Corp., Ltd. Class A                              4,399    427,601       0.1%
#   Canadian Western Bank                                          3,600     68,307       0.0%
    Canexus Corp.                                                  3,600      4,133       0.0%
*   Canfor Corp.                                                   2,714     30,108       0.0%
    Canyon Services Group, Inc.                                    8,100     32,187       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
*   Capstone Mining Corp.                                        19,300 $ 11,655       0.0%
    Cascades, Inc.                                                6,600   62,246       0.0%
    CCL Industries, Inc. Class B                                  2,215  393,921       0.1%
*   Celestica, Inc.(2263362)                                      2,222   26,290       0.0%
*   Celestica, Inc.(15101Q108)                                    2,929   34,709       0.0%
    Cenovus Energy, Inc.                                          5,600   80,787       0.0%
    Centerra Gold, Inc.                                          13,949   70,508       0.0%
*   Cequence Energy, Ltd.                                         4,200      908       0.0%
*   CGI Group, Inc. Class A(39945C109)                            7,506  356,310       0.1%
*   CGI Group, Inc. Class A(2159740)                              2,600  123,497       0.0%
*   China Gold International Resources Corp., Ltd.               19,318   50,121       0.0%
#   CI Financial Corp.                                           26,200  482,082       0.1%
    Cineplex, Inc.                                                5,335  202,852       0.1%
    Clearwater Seafoods, Inc.                                     1,100   11,194       0.0%
    Cogeco Communications, Inc.                                   1,200   55,970       0.0%
    Cogeco, Inc.                                                    529   19,503       0.0%
    Colliers International Group, Inc.                              300   10,445       0.0%
    Computer Modelling Group, Ltd.                                3,876   28,666       0.0%
#   Concordia International Corp.                                 4,800   16,390       0.0%
    Constellation Software, Inc.                                  1,435  672,245       0.1%
#*  Copper Mountain Mining Corp.                                 14,100    4,520       0.0%
#   Corus Entertainment, Inc. Class B                            17,152  141,559       0.0%
    Cott Corp.(2228952)                                          18,372  240,933       0.1%
    Cott Corp.(22163N106)                                         3,900   51,129       0.0%
*   Delphi Energy Corp.                                           4,200    3,257       0.0%
#*  Denison Mines Corp.                                          41,771   16,817       0.0%
*   Descartes Systems Group, Inc. (The)                           2,800   58,346       0.0%
*   Detour Gold Corp.                                             8,313  158,476       0.0%
    DH Corp.                                                      5,479   70,913       0.0%
    DHX Media, Ltd.(BRF12P5)                                      2,228   11,312       0.0%
    DHX Media, Ltd.(BRF12N3)                                      1,493    7,569       0.0%
    Dollarama, Inc.                                               5,072  379,010       0.1%
    Dominion Diamond Corp.                                        3,300   28,047       0.0%
    Dorel Industries, Inc. Class B                                1,700   43,156       0.0%
*   Dundee Precious Metals, Inc.                                  3,100    6,333       0.0%
*   ECN Capital Corp.                                            16,220   35,432       0.0%
*   Eldorado Gold Corp.                                          46,727  147,361       0.0%
    Element Fleet Management Corp.                               16,220  158,052       0.0%
    Empire Co., Ltd. Class A                                     22,672  326,566       0.1%
#   Enbridge Income Fund Holdings, Inc.                           4,700  119,278       0.0%
    Enbridge, Inc.(2466149)                                      18,597  803,055       0.2%
    Enbridge, Inc.(29250N105)                                     9,055  390,904       0.1%
*   Endeavour Mining Corp.                                        2,728   53,295       0.0%
*   Endeavour Silver Corp.                                        3,000   13,174       0.0%
    Enerflex, Ltd.                                                9,065   96,307       0.0%
*   Energy Fuels, Inc.                                              205      297       0.0%
    Enghouse Systems, Ltd.                                        2,000   75,136       0.0%
    Ensign Energy Services, Inc.                                  9,444   56,961       0.0%
    Equitable Group, Inc.                                           600   23,637       0.0%
*   Essential Energy Services Trust                              12,100    5,232       0.0%
    Evertz Technologies, Ltd.                                     3,500   42,742       0.0%
    Exchange Income Corp.                                         1,200   33,675       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
CANADA -- (Continued)
    Exco Technologies, Ltd.                                        2,224 $ 19,068       0.0%
#   Extendicare, Inc.                                              4,400   30,245       0.0%
    Fairfax Financial Holdings, Ltd.                               1,000  512,152       0.1%
    Fiera Capital Corp.                                            1,000    8,969       0.0%
    Finning International, Inc.                                   15,196  282,780       0.1%
    First Capital Realty, Inc.                                     2,600   41,463       0.0%
    First National Financial Corp.                                   700   12,760       0.0%
    First Quantum Minerals, Ltd.                                  48,428  459,980       0.1%
    FirstService Corp.                                               300   12,156       0.0%
#   Gamehost, Inc.                                                   900    7,099       0.0%
#   Genworth MI Canada, Inc.                                       2,636   57,248       0.0%
    George Weston, Ltd.                                            4,000  325,952       0.1%
    Gluskin Sheff + Associates, Inc.                               1,900   22,792       0.0%
    GMP Capital, Inc.                                              1,837    6,615       0.0%
    Goldcorp, Inc.(380956409)                                     13,015  197,828       0.1%
    Goldcorp, Inc.(2676302)                                       15,040  228,409       0.1%
#*  Golden Star Resources, Ltd.                                    2,800    2,547       0.0%
*   Gran Tierra Energy, Inc.                                       4,015   11,734       0.0%
    Granite Oil Corp.                                              1,300    4,913       0.0%
*   Great Canadian Gaming Corp.                                    4,400   73,087       0.0%
    Great-West Lifeco, Inc.                                       11,500  288,850       0.1%
    Guardian Capital Group, Ltd. Class A                             200    3,206       0.0%
*   Guyana Goldfields, Inc.                                        2,534   14,906       0.0%
*   Heroux-Devtek, Inc.                                            2,177   23,502       0.0%
    High Liner Foods, Inc.                                         1,530   28,027       0.0%
#   Home Capital Group, Inc.                                       4,800   95,012       0.0%
    Horizon North Logistics, Inc.                                  2,100    2,849       0.0%
    HudBay Minerals, Inc.                                         29,316  123,489       0.0%
    Hudson's Bay Co.                                               2,700   33,174       0.0%
*   Husky Energy, Inc.                                            10,381  111,681       0.0%
*   IAMGOLD Corp.                                                 17,000   68,061       0.0%
    IGM Financial, Inc.                                            7,600  203,981       0.1%
*   IMAX Corp.                                                     2,605   78,801       0.0%
*   Indigo Books & Music, Inc.                                     1,191   15,317       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.      12,902  499,612       0.1%
#   Innergex Renewable Energy, Inc.                               11,671  129,736       0.0%
    Intact Financial Corp.                                         4,400  299,107       0.1%
    Inter Pipeline, Ltd.                                           5,699  118,161       0.0%
*   Interfor Corp.                                                 2,042   22,851       0.0%
*   Intertain Group, Ltd. (The)                                      200    1,236       0.0%
    Intertape Polymer Group, Inc.                                  5,600   94,857       0.0%
*   Ithaca Energy, Inc.                                           25,634   24,654       0.0%
*   Ivanhoe Mines, Ltd. Class A                                   33,600   52,355       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                       5,900   88,854       0.0%
    K-Bro Linen, Inc.                                                600   17,204       0.0%
    Keyera Corp.                                                   4,265  128,017       0.0%
*   Kinross Gold Corp.(496902404)                                  7,386   28,510       0.0%
*   Kinross Gold Corp.(B03Z841)                                  113,985  442,751       0.1%
#*  Kirkland Lake Gold, Inc.                                       8,596   59,601       0.0%
*   Klondex Mines, Ltd.                                            6,099   33,603       0.0%
*   Knight Therapeutics, Inc.                                      9,682   64,388       0.0%
    Laurentian Bank of Canada                                      1,244   45,974       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
CANADA -- (Continued)
    Leon's Furniture, Ltd.                                          536 $    6,658       0.0%
    Linamar Corp.                                                 3,357    136,528       0.0%
#   Liquor Stores N.A., Ltd.                                      2,065     16,442       0.0%
    Loblaw Cos., Ltd.                                             7,310    360,669       0.1%
    Lucara Diamond Corp.                                         38,875    109,846       0.0%
*   Lundin Mining Corp.                                          37,000    144,822       0.0%
    MacDonald Dettwiler & Associates, Ltd.                        3,543    202,785       0.1%
    Magellan Aerospace Corp.                                      2,300     31,466       0.0%
    Magna International, Inc.(559222401)                          2,799    114,899       0.0%
    Magna International, Inc.(2554475)                            8,200    336,669       0.1%
*   Mainstreet Equity Corp.                                         540     13,084       0.0%
    Major Drilling Group International, Inc.                      5,800     29,707       0.0%
    Mandalay Resources Corp.                                      2,500      1,864       0.0%
#   Manitoba Telecom Services, Inc.                               2,700     75,466       0.0%
    Manulife Financial Corp.(56501R106)                          12,466    180,508       0.1%
    Manulife Financial Corp.(2492519)                            61,266    887,496       0.2%
    Medical Facilities Corp.                                      1,300     21,206       0.0%
#*  Merus Labs International, Inc.                                6,924      6,401       0.0%
    Metro, Inc.                                                  11,773    363,907       0.1%
*   Mitel Networks Corp.                                          6,900     45,990       0.0%
    Morguard Corp.                                                  253     31,781       0.0%
    Morneau Shepell, Inc.                                         8,101    121,035       0.0%
    MTY Food Group, Inc.                                            300     10,825       0.0%
    Mullen Group, Ltd.                                           15,989    221,603       0.1%
    National Bank of Canada                                      29,375  1,048,591       0.2%
    Nevsun Resources, Ltd.(2631486)                               7,908     22,935       0.0%
    Nevsun Resources, Ltd.(64156L101)                             3,438     10,005       0.0%
    New Flyer Industries, Inc.                                    2,778     77,667       0.0%
*   New Gold, Inc.                                               35,198    138,819       0.0%
    Newalta Corp.                                                 5,580      9,444       0.0%
    Norbord, Inc.                                                   900     21,170       0.0%
    North American Energy Partners, Inc.                          1,900      5,605       0.0%
    North West Co., Inc. (The)                                    4,605     87,891       0.0%
    Northern Blizzard Resources, Inc.                             3,700      9,544       0.0%
    OceanaGold Corp.                                             51,578    157,660       0.0%
    Open Text Corp.(683715106)                                    4,010    248,941       0.1%
    Open Text Corp.(2260824)                                      2,200    136,596       0.0%
    Osisko Gold Royalties, Ltd.                                   8,200     86,322       0.0%
    Pan American Silver Corp.(697900108)                          5,816     93,230       0.0%
    Pan American Silver Corp.(2669272)                            7,900    126,160       0.0%
#   Parkland Fuel Corp.                                           7,500    175,185       0.1%
#   Pason Systems, Inc.                                           8,001     90,968       0.0%
    Pembina Pipeline Corp.                                        3,500    107,534       0.0%
*   Performance Sports Group, Ltd.                                  925      2,441       0.0%
#   PHX Energy Services Corp.                                     2,100      5,793       0.0%
#   Pizza Pizza Royalty Corp.                                       856      9,700       0.0%
*   Platinum Group Metals, Ltd.                                   3,900      6,717       0.0%
#   Precision Drilling Corp.(B5YPLH9)                            23,633    105,364       0.0%
    Precision Drilling Corp.(74022D308)                          12,221     54,383       0.0%
    Premium Brands Holdings Corp.                                 1,600     77,429       0.0%
*   Pretium Resources, Inc.                                      12,100    118,267       0.0%
*   Primero Mining Corp.                                          7,744     10,450       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
CANADA -- (Continued)
    Quebecor, Inc. Class B                                        8,609 $  241,589       0.1%
*   Questerre Energy Corp. Class A                                7,500      2,796       0.0%
    Reitmans Canada, Ltd. Class A                                   700      3,429       0.0%
    Restaurant Brands International, Inc.                         7,900    351,209       0.1%
    Richelieu Hardware, Ltd.                                      2,553     49,088       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                       3,118    107,815       0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                     4,100    141,819       0.0%
#*  RMP Energy, Inc.                                              7,100      4,235       0.0%
    Rogers Communications, Inc. Class B(775109200)               12,677    509,996       0.1%
    Rogers Communications, Inc. Class B(2169051)                  2,100     84,482       0.0%
#   Rogers Sugar, Inc.                                            5,600     26,219       0.0%
    Royal Bank of Canada(2754383)                                27,579  1,723,045       0.3%
    Royal Bank of Canada(780087102)                              15,119    944,635       0.2%
    Russel Metals, Inc.                                           2,600     41,385       0.0%
#*  Sandstorm Gold, Ltd.                                         11,400     54,820       0.0%
    Sandvine Corp.                                                9,200     20,646       0.0%
    Saputo, Inc.                                                  6,564    235,879       0.1%
#*  Savanna Energy Services Corp.                                 4,268      4,391       0.0%
*   Sears Canada, Inc.                                              100        195       0.0%
    Secure Energy Services, Inc.                                 19,900    121,955       0.0%
*   SEMAFO, Inc.                                                 33,500    131,373       0.0%
*   Seven Generations Energy, Ltd. Class A                        4,500     95,952       0.0%
    Shaw Communications, Inc. Class B(2801836)                   24,250    480,552       0.1%
    Shaw Communications, Inc. Class B(82028K200)                  7,734    153,288       0.0%
    ShawCor, Ltd.                                                 7,300    182,595       0.1%
*   Sherritt International Corp.                                 15,914     10,204       0.0%
    Sienna Senior Living, Inc.                                    1,738     20,693       0.0%
*   Sierra Wireless, Inc.                                           995     13,582       0.0%
*   Silver Standard Resources, Inc.                               4,994     54,806       0.0%
    Silver Wheaton Corp.(828336107)                              13,163    317,360       0.1%
    Silver Wheaton Corp.(B058ZX6)                                 1,900     45,782       0.0%
    SNC-Lavalin Group, Inc.                                      10,949    444,882       0.1%
    Sprott, Inc.                                                  9,600     15,961       0.0%
#   Stantec, Inc.(2854238)                                        8,658    192,615       0.1%
    Stantec, Inc.(85472N109)                                      2,509     55,951       0.0%
    Stella-Jones, Inc.                                            2,071     73,496       0.0%
    Stuart Olson, Inc.                                            1,000      4,361       0.0%
#   Student Transportation, Inc.                                  2,312     13,393       0.0%
    Sun Life Financial, Inc.(866796105)                           4,997    167,300       0.0%
    Sun Life Financial, Inc.(2566124)                            14,911    499,034       0.1%
*   SunOpta, Inc.(2817510)                                        3,100     20,570       0.0%
*   SunOpta, Inc.(8676EP108)                                      3,796     25,243       0.0%
    Superior Plus Corp.                                          16,938    150,779       0.0%
    Tahoe Resources, Inc.(B5B9KV1)                               22,700    272,136       0.1%
    Tahoe Resources, Inc.(873868103)                              1,089     13,133       0.0%
*   Taseko Mines, Ltd.                                            5,100      2,243       0.0%
    TELUS Corp.                                                   4,708    152,441       0.0%
*   Tembec, Inc.                                                    500        403       0.0%
*   Teranga Gold Corp.                                           21,700     17,634       0.0%
    Thomson Reuters Corp.(2889371)                                6,229    245,482       0.1%
    Thomson Reuters Corp.(2126067)                                4,597    181,168       0.1%
    TMX Group, Ltd.                                                 800     36,913       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
CANADA -- (Continued)
    Toromont Industries, Ltd.                                     7,500 $   220,309       0.1%
    Toronto-Dominion Bank (The)(2897222)                         32,240   1,462,854       0.3%
    Toronto-Dominion Bank (The)(891160509)                       10,509     476,898       0.1%
    Torstar Corp. Class B                                         1,400       1,743       0.0%
    Total Energy Services, Inc.                                   4,400      41,661       0.0%
#   TransAlta Renewables, Inc.                                   11,200     123,665       0.0%
    Transcontinental, Inc. Class A                                5,200      69,550       0.0%
    TransForce, Inc.                                              4,857     110,190       0.0%
    TransGlobe Energy Corp.                                       3,755       6,859       0.0%
*   Trevali Mining Corp.                                         15,000      11,519       0.0%
*   Trican Well Service, Ltd.                                    23,100      49,600       0.0%
    Trinidad Drilling, Ltd.                                       9,958      19,080       0.0%
    Uni-Select, Inc.                                              3,019      67,929       0.0%
*   Valeant Pharmaceuticals International, Inc.                  43,900     783,543       0.2%
    Valener, Inc.                                                 4,200      65,945       0.0%
#   Veresen, Inc.                                                 6,400      57,974       0.0%
    Wajax Corp.                                                     900      10,233       0.0%
    Waste Connections, Inc.                                         610      45,846       0.0%
    West Fraser Timber Co., Ltd.                                  4,693     160,667       0.0%
    Western Energy Services Corp.                                 3,100       5,408       0.0%
    Western Forest Products, Inc.                                13,082      19,897       0.0%
    WestJet Airlines, Ltd.                                        1,100      18,001       0.0%
    Westshore Terminals Investment Corp.                          8,853     170,750       0.0%
    Wi-LAN, Inc.                                                  9,000      12,883       0.0%
    Winpak, Ltd.                                                  2,811      96,068       0.0%
    WSP Global, Inc.                                             11,445     370,749       0.1%
*   Xtreme Drilling Corp.                                           500       1,044       0.0%
    Yamana Gold, Inc.(2219279)                                   65,872     235,240       0.1%
    Yamana Gold, Inc.(98462Y100)                                  1,399       4,980       0.0%
*   Yellow Pages, Ltd.                                            2,947      47,743       0.0%
                                                                        -----------       ---
TOTAL CANADA                                                             42,018,047       8.1%
                                                                        -----------       ---
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                       2,300          --       0.0%
*   Lifestyle China Group, Ltd.                                  21,000       5,899       0.0%
                                                                        -----------       ---
TOTAL CHINA                                                                   5,899       0.0%
                                                                        -----------       ---
DENMARK -- (2.0%)
    ALK-Abello A.S.                                                 328      44,373       0.0%
    Alm Brand A.S.                                                7,943      59,777       0.0%
    Ambu A.S. Class B                                             1,528      79,188       0.0%
*   Bang & Olufsen A.S.                                           1,307      14,449       0.0%
#*  Bavarian Nordic A.S.                                          1,516      51,357       0.0%
    Chr Hansen Holding A.S.                                       9,568     573,007       0.1%
    Coloplast A.S. Class B                                        3,527     245,700       0.1%
#*  D/S Norden A.S.                                                 884      12,588       0.0%
    Danske Bank A.S.                                             23,660     729,888       0.2%
#   FLSmidth & Co. A.S.                                           5,451     197,778       0.0%
*   Genmab A.S.                                                   1,831     301,518       0.1%
    GN Store Nord A.S.                                            8,218     166,565       0.0%
*   H Lundbeck A.S.                                               2,698      86,953       0.0%
    IC Group A.S.                                                   435      10,279       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
DENMARK -- (Continued)
    ISS A.S.                                                     11,095 $   435,542       0.1%
*   Jeudan A.S.                                                     126      12,931       0.0%
    Jyske Bank A.S.                                               6,702     303,871       0.1%
    Matas A.S.                                                    2,945      57,156       0.0%
    NKT Holding A.S.                                              2,687     180,904       0.0%
    Novo Nordisk A.S. Class B                                    70,271   2,503,438       0.5%
    Novo Nordisk A.S. Sponsored ADR                              14,665     521,194       0.1%
    Novozymes A.S. Class B                                       13,096     485,820       0.1%
    Pandora A.S.                                                  4,846     630,249       0.1%
    Per Aarsleff Holding A.S.                                     1,760      41,524       0.0%
    Ringkjoebing Landbobank A.S.                                    186      39,381       0.0%
    Royal Unibrew A.S.                                            3,508     164,109       0.0%
    Schouw & Co., AB                                              1,372      87,038       0.0%
    SimCorp A.S.                                                  3,615     199,633       0.1%
    Solar A.S. Class B                                              605      33,251       0.0%
    Spar Nord Bank A.S.                                           5,069      50,825       0.0%
    Sydbank A.S.                                                  8,026     250,622       0.1%
*   TDC A.S.                                                     90,957     501,491       0.1%
*   TK Development A.S.                                           6,708       8,880       0.0%
*   Topdanmark A.S.                                               5,015     134,968       0.0%
    Tryg A.S.                                                    13,908     271,219       0.1%
    United International Enterprises                                105      19,429       0.0%
#   Vestas Wind Systems A.S.                                     15,321   1,227,455       0.2%
*   William Demant Holding A.S.                                  10,723     199,523       0.0%
                                                                        -----------       ---
TOTAL DENMARK                                                            10,933,873       2.1%
                                                                        -----------       ---
FINLAND -- (1.6%)
    Ahlstrom Oyj                                                    715       9,976       0.0%
    Alma Media Oyj                                                1,118       6,442       0.0%
    Amer Sports Oyj                                              11,060     300,935       0.1%
    Atria Oyj                                                       677       7,430       0.0%
*   BasWare Oyj                                                     629      23,136       0.0%
    Cargotec Oyj Class B                                          4,620     189,467       0.0%
    Caverion Corp.                                                5,205      37,449       0.0%
    Cramo Oyj                                                     4,669     122,368       0.0%
    Elisa Oyj                                                    14,099     475,012       0.1%
    F-Secure Oyj                                                  5,286      18,689       0.0%
*   Finnair Oyj                                                   5,199      23,045       0.0%
    Fiskars Oyj Abp                                               2,051      36,744       0.0%
    HKScan Oyj Class A                                            1,428       4,971       0.0%
    Huhtamaki Oyj                                                 6,069     244,932       0.1%
    Kemira Oyj                                                    9,596     114,366       0.0%
    Kesko Oyj Class A                                               985      46,001       0.0%
    Kesko Oyj Class B                                             9,855     489,694       0.1%
#   Kone Oyj Class B                                             17,600     809,806       0.2%
    Konecranes Oyj                                                3,636     123,851       0.0%
    Lassila & Tikanoja Oyj                                        2,236      46,553       0.0%
    Lemminkainen Oyj                                                 71       1,347       0.0%
    Metsa Board Oyj                                              15,946      91,602       0.0%
    Metso Oyj                                                    13,770     361,046       0.1%
    Munksjo Oyj                                                     394       5,663       0.0%
    Neste Oyj                                                    13,454     580,434       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FINLAND -- (Continued)
    Nokia Oyj(5902941)                                           45,361 $  202,517       0.0%
    Nokia Oyj(5946455)                                            4,241     18,913       0.0%
#   Nokia Oyj Sponsored ADR                                      49,629    222,338       0.1%
    Olvi Oyj Class A                                                837     25,347       0.0%
    Oriola-KD Oyj Class B                                        15,012     70,351       0.0%
    Orion Oyj Class A                                               822     34,918       0.0%
    Orion Oyj Class B                                             5,203    221,460       0.1%
*   Outokumpu Oyj                                                23,857    166,321       0.0%
#*  Outotec Oyj                                                  19,728     85,902       0.0%
#   PKC Group Oyj                                                 2,470     43,316       0.0%
*   Poyry Oyj                                                       706      2,398       0.0%
    Raisio Oyj Class V                                            7,663     32,041       0.0%
    Ramirent Oyj                                                  7,252     53,472       0.0%
#   Sampo Oyj Class A                                            20,286    929,383       0.2%
    Sanoma Oyj                                                    6,232     58,276       0.0%
#*  Stockmann Oyj Abp Class B                                     2,314     17,282       0.0%
    Teleste Oyj                                                   1,086     11,578       0.0%
    Tieto Oyj                                                     4,429    121,498       0.0%
    Tikkurila Oyj                                                 1,578     30,381       0.0%
    UPM-Kymmene Oyj                                              43,207  1,005,060       0.2%
    Uponor Oyj                                                    4,752     80,838       0.0%
    Vaisala Oyj Class A                                             466     15,827       0.0%
    Valmet Oyj                                                    9,412    139,741       0.0%
    Wartsila Oyj Abp                                             17,177    742,292       0.2%
    YIT Oyj                                                      11,280     94,074       0.0%
                                                                        ----------       ---
TOTAL FINLAND                                                            8,596,483       1.6%
                                                                        ----------       ---
FRANCE -- (8.1%)
    Aeroports de Paris                                            1,472    148,682       0.0%
    Airbus Group SE                                              23,821  1,414,488       0.3%
    Akka Technologies                                               800     27,973       0.0%
    Albioma SA                                                    2,214     36,573       0.0%
*   Alstom SA                                                     7,451    200,221       0.1%
    Alten SA                                                      3,342    238,783       0.1%
    Altran Technologies SA                                       12,271    175,088       0.0%
    April SA                                                        564      7,733       0.0%
    Arkema SA                                                     3,651    346,196       0.1%
    Atos SE                                                      11,487  1,192,047       0.2%
    AXA SA                                                       55,999  1,263,467       0.3%
    AXA SA Sponsored ADR                                          2,900     65,511       0.0%
    Axway Software SA                                               228      6,984       0.0%
#   Beneteau SA                                                   1,571     18,165       0.0%
    BioMerieux                                                      494     71,971       0.0%
    BNP Paribas SA                                               33,452  1,939,656       0.4%
    Boiron SA                                                       269     22,736       0.0%
    Bollore SA                                                   27,146     89,371       0.0%
    Bonduelle SCA                                                 1,054     24,974       0.0%
    Bouygues SA                                                  11,934    389,018       0.1%
    Bureau Veritas SA                                            19,811    374,173       0.1%
    Capgemini SA                                                  4,579    379,218       0.1%
    Carrefour SA                                                 46,076  1,207,603       0.2%
    Casino Guichard Perrachon SA                                  5,716    284,548       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
*   Cegedim SA                                                      320 $    8,147       0.0%
*   Cegid Group SA                                                  638         --       0.0%
#*  CGG SA                                                        1,703     44,980       0.0%
#   CGG SA Sponsored ADR                                            174      4,562       0.0%
    Chargeurs SA                                                  2,333     40,562       0.0%
    Christian Dior SE                                             2,934    565,869       0.1%
    Cie des Alpes                                                   550     10,184       0.0%
    CNP Assurances                                               11,402    197,462       0.1%
*   Coface SA                                                     4,873     31,554       0.0%
    Credit Agricole SA                                           35,517    383,193       0.1%
    Danone SA                                                    16,616  1,152,458       0.2%
    Dassault Aviation SA                                             30     32,696       0.0%
    Dassault Systemes                                             6,976    552,168       0.1%
    Dassault Systemes Sponsored ADR                               1,000     79,110       0.0%
    Derichebourg SA                                               4,522     14,142       0.0%
    Devoteam SA                                                     372     20,091       0.0%
    Edenred                                                      24,789    573,706       0.1%
    Eiffage SA                                                    5,754    425,995       0.1%
#   Electricite de France SA                                     10,730    120,286       0.0%
    Elior Group                                                   7,621    171,201       0.0%
    Essilor International SA                                      8,837    993,044       0.2%
*   Esso SA Francaise                                               299     12,025       0.0%
#*  Etablissements Maurel et Prom                                 7,025     30,923       0.0%
    Euler Hermes Group                                              327     28,366       0.0%
    Eurofins Scientific SE                                          426    193,594       0.1%
    Euronext NV                                                   2,662    106,602       0.0%
    Eutelsat Communications SA                                    8,404    176,104       0.0%
    Exel Industries Class A                                         192     14,057       0.0%
    Faiveley Transport SA                                            99     10,793       0.0%
    Faurecia                                                      3,948    145,529       0.0%
    Fimalac                                                           3        325       0.0%
    Gaztransport Et Technigaz SA                                    327     11,048       0.0%
    GL Events                                                       729     13,001       0.0%
    Groupe Crit                                                     565     37,264       0.0%
    Groupe Eurotunnel SE                                         37,670    352,566       0.1%
*   Groupe Fnac SA                                                1,124     76,728       0.0%
    Guerbet                                                         390     23,177       0.0%
    Haulotte Group SA                                               105      1,455       0.0%
    Havas SA                                                      6,171     50,231       0.0%
    Hermes International                                          1,047    424,145       0.1%
*   ID Logistics Group                                              200     28,211       0.0%
    Iliad SA                                                      2,003    419,899       0.1%
    Imerys SA                                                     1,230     85,638       0.0%
    Ingenico Group SA                                             7,279    575,753       0.1%
    Interparfums SA                                                 562     16,132       0.0%
    Ipsen SA                                                      2,620    181,123       0.0%
    IPSOS                                                         2,411     78,744       0.0%
    Jacquet Metal Service                                         1,384     23,236       0.0%
    JCDecaux SA                                                   3,132     95,783       0.0%
    Kering                                                        2,978    660,726       0.1%
    Korian SA                                                     2,104     64,444       0.0%
    L'Oreal SA                                                   11,601  2,078,425       0.4%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
    Lagardere SCA                                                12,431 $  316,576       0.1%
    Le Noble Age                                                    374     13,160       0.0%
    Lectra                                                        2,717     49,111       0.0%
    Legrand SA                                                    9,815    554,516       0.1%
    Linedata Services                                               313     14,437       0.0%
    LISI                                                          1,050     31,105       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                          11,439  2,082,597       0.4%
    Maisons France Confort SA                                       226     11,849       0.0%
    Manitou BF SA                                                   582     10,507       0.0%
    Mersen                                                          738     14,771       0.0%
    Metropole Television SA                                       8,229    143,379       0.0%
    MGI Coutier                                                   1,450     40,765       0.0%
    Natixis SA                                                   55,984    283,253       0.1%
    Neopost SA                                                    1,500     45,430       0.0%
*   Nexans SA                                                     2,304    130,965       0.0%
    Nexity SA                                                     2,591    130,090       0.0%
*   NRJ Group                                                     2,272     22,627       0.0%
#   Oeneo SA                                                      3,099     27,630       0.0%
    Orange SA                                                    75,352  1,185,562       0.2%
    Orange SA Sponsored ADR                                       5,900     92,630       0.0%
    Orpea                                                         1,767    147,064       0.0%
    Pernod Ricard SA                                              3,402    404,577       0.1%
*   Peugeot SA                                                   58,605    877,611       0.2%
    Plastic Omnium SA                                             3,807    124,145       0.0%
    Publicis Groupe SA                                           10,281    705,274       0.1%
#   Rallye SA                                                     1,419     25,708       0.0%
    Remy Cointreau SA                                             1,328    107,678       0.0%
    Renault SA                                                   10,598    921,621       0.2%
    Rexel SA                                                     29,486    408,948       0.1%
    Rubis SCA                                                     4,878    444,830       0.1%
    Safran SA                                                    14,178    975,608       0.2%
    Samse SA                                                          4        624       0.0%
    Sanofi                                                       27,265  2,121,729       0.4%
    Sartorius Stedim Biotech                                      1,215     81,982       0.0%
    Savencia SA                                                     214     13,109       0.0%
    Schneider Electric SE(4834108)                               12,325    828,857       0.2%
    Schneider Electric SE(B11BPS1)                                  278     18,712       0.0%
    SCOR SE                                                      17,869    578,662       0.1%
    SEB SA                                                        1,533    225,620       0.1%
#*  Sequana SA                                                      986      1,687       0.0%
    SES SA                                                       24,151    555,620       0.1%
    SFR Group SA                                                  9,724    262,075       0.1%
    Societe BIC SA                                                2,044    283,324       0.1%
    Societe Generale SA                                          28,232  1,101,260       0.2%
    Sodexo SA                                                     5,430    630,536       0.1%
*   SOITEC                                                       28,139     26,871       0.0%
    Somfy SA                                                         72     30,042       0.0%
    Sopra Steria Group                                            1,474    149,955       0.0%
*   Stallergenes Greer P.L.C.                                       162      5,175       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      5,488     21,063       0.0%
    Stef SA                                                         339     26,244       0.0%
    Suez                                                         14,119    223,640       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
FRANCE -- (Continued)
    Synergie SA                                                     669 $    21,640       0.0%
    Tarkett SA                                                    1,407      50,106       0.0%
    Technicolor SA                                               28,227     164,900       0.0%
    Technip SA                                                   16,147   1,071,675       0.2%
    Teleperformance                                               5,192     548,574       0.1%
#   Television Francaise 1                                        9,038      83,243       0.0%
    Tessi SA                                                         91      13,870       0.0%
    Thales SA                                                     5,089     478,798       0.1%
    Thermador Groupe                                                126      10,900       0.0%
    Total Gabon                                                      24       3,430       0.0%
    Trigano SA                                                    1,235      87,357       0.0%
*   Ubisoft Entertainment SA                                      7,283     247,808       0.1%
    Valeo SA                                                      3,641     210,103       0.1%
#*  Vallourec SA                                                 27,549     135,384       0.0%
#*  Valneva SE                                                      115         313       0.0%
    VIEL & Cie SA                                                   300       1,188       0.0%
    Vilmorin & Cie SA                                               756      45,446       0.0%
#   Vinci SA                                                     16,138   1,168,706       0.2%
*   Virbac SA                                                       170      27,052       0.0%
    Vivendi SA                                                   36,462     738,003       0.2%
*   Worldline SA                                                  1,735      47,657       0.0%
    Zodiac Aerospace                                              5,594     135,947       0.0%
                                                                        -----------       ---
TOTAL FRANCE                                                             44,185,547       8.5%
                                                                        -----------       ---
GERMANY -- (6.6%)
    Aareal Bank AG                                                5,263     190,364       0.1%
    Adidas AG                                                     7,418   1,218,733       0.2%
*   ADVA Optical Networking SE                                    1,788      14,248       0.0%
*   AIXTRON SE                                                    8,041      38,247       0.0%
    Allianz SE                                                   12,638   1,972,845       0.4%
    Allianz SE Sponsored ADR                                     10,000     155,300       0.0%
    Amadeus Fire AG                                                 580      46,593       0.0%
    Aurubis AG                                                    1,143      59,592       0.0%
    Axel Springer SE                                              4,716     236,267       0.1%
    BASF SE                                                      38,026   3,356,858       0.7%
    Bauer AG                                                      1,372      18,842       0.0%
    Bayerische Motoren Werke AG                                  15,698   1,369,579       0.3%
    BayWa AG                                                      1,657      55,675       0.0%
    Bechtle AG                                                      976     102,647       0.0%
    Beiersdorf AG                                                 3,507     309,176       0.1%
    Bertrandt AG                                                    737      78,388       0.0%
    Bijou Brigitte AG                                               249      14,771       0.0%
#*  Bilfinger SE                                                  2,587      91,099       0.0%
    Biotest AG                                                      333       5,948       0.0%
    Borussia Dortmund GmbH & Co. KGaA                             5,615      35,427       0.0%
    Brenntag AG                                                  14,414     770,575       0.2%
    CANCOM SE                                                       527      23,986       0.0%
    Carl Zeiss Meditec AG                                         1,463      52,664       0.0%
    CENTROTEC Sustainable AG                                        845      13,888       0.0%
    Cewe Stiftung & Co. KGAA                                        374      35,837       0.0%
    Comdirect Bank AG                                             2,270      23,047       0.0%
    Commerzbank AG                                               19,927     135,704       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
GERMANY -- (Continued)
    CompuGroup Medical SE                                         1,828 $   81,003       0.0%
*   Constantin Medien AG                                          3,713      8,388       0.0%
    Continental AG                                                3,052    586,262       0.1%
    CropEnergies AG                                               1,674      9,479       0.0%
    CTS Eventim AG & Co. KGaA                                     4,207    150,990       0.0%
    Daimler AG                                                   32,772  2,338,019       0.5%
    Delticom AG                                                      86      1,638       0.0%
#*  Deutsche Bank AG(5750355)                                     7,315    105,787       0.0%
*   Deutsche Bank AG(D18190898)                                  16,279    234,255       0.1%
    Deutsche Beteiligungs AG                                        850     28,734       0.0%
*   Deutsche Boerse AG                                            6,480    506,013       0.1%
    Deutsche EuroShop AG                                            474     20,486       0.0%
    Deutsche Post AG                                             20,874    647,321       0.1%
    Deutsche Telekom AG                                          64,701  1,055,611       0.2%
    Deutsche Telekom AG Sponsored ADR                             6,013     98,132       0.0%
    Deutsche Wohnen AG                                           12,888    421,085       0.1%
    Deutz AG                                                      8,957     44,304       0.0%
*   Dialog Semiconductor P.L.C.                                  11,228    441,564       0.1%
    DIC Asset AG                                                  2,716     26,059       0.0%
    DMG Mori AG                                                   2,478    113,426       0.0%
    Draegerwerk AG & Co. KGaA                                       120      7,665       0.0%
    Drillisch AG                                                  2,904    132,685       0.0%
    Duerr AG                                                      2,647    197,387       0.1%
    E.ON SE                                                      92,576    678,476       0.1%
    Elmos Semiconductor AG                                        1,078     16,325       0.0%
    ElringKlinger AG                                              1,506     23,329       0.0%
    Evonik Industries AG                                            359     11,243       0.0%
*   Evotec AG                                                     6,271     34,388       0.0%
    Fielmann AG                                                   1,324     91,890       0.0%
    Fraport AG Frankfurt Airport Services Worldwide               1,504     89,278       0.0%
    Freenet AG                                                    7,324    209,973       0.1%
    Fresenius Medical Care AG & Co. KGaA                          5,219    425,109       0.1%
#   Fresenius Medical Care AG & Co. KGaA ADR                      7,913    321,110       0.1%
    Fresenius SE & Co. KGaA                                      13,436    992,749       0.2%
    Fuchs Petrolub SE                                             2,630    104,066       0.0%
    GEA Group AG                                                  6,071    235,141       0.1%
    Gerry Weber International AG                                  1,571     19,613       0.0%
    Gesco AG                                                        211     16,865       0.0%
    GFK SE                                                          679     22,900       0.0%
    GFT Technologies SE                                           1,964     39,310       0.0%
    Grammer AG                                                      916     52,438       0.0%
    GRENKE AG                                                       342     59,540       0.0%
*   H&R GmbH & Co. KGaA                                              95      1,759       0.0%
    Hamburger Hafen und Logistik AG                                 465      7,391       0.0%
    Hannover Rueck SE                                             1,987    221,672       0.1%
#*  Heidelberger Druckmaschinen AG                               26,763     71,075       0.0%
    Hella KGaA Hueck & Co.                                        2,600     99,227       0.0%
    Henkel AG & Co. KGaA                                          1,763    194,251       0.1%
    Hochtief AG                                                   1,447    197,583       0.1%
    Hornbach Baumarkt AG                                            298      9,405       0.0%
    Hugo Boss AG                                                  3,759    236,367       0.1%
    Indus Holding AG                                              1,216     71,773       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
GERMANY -- (Continued)
    Jenoptik AG                                                   3,400 $   58,432       0.0%
#   K+S AG                                                       14,269    288,944       0.1%
    KION Group AG                                                 7,066    426,930       0.1%
*   Kloeckner & Co. SE                                            9,957    124,342       0.0%
*   Koenig & Bauer AG                                             1,108     52,148       0.0%
*   Kontron AG                                                    4,419     15,180       0.0%
    Krones AG                                                     1,520    155,040       0.0%
*   KUKA AG                                                       1,590    180,435       0.1%
    KWS Saat SE                                                     115     37,625       0.0%
    Lanxess AG                                                    4,081    261,693       0.1%
    LEG Immobilien AG                                               351     29,608       0.0%
    Leoni AG                                                      3,481    132,032       0.0%
*   LPKF Laser & Electronics AG                                   1,858     14,259       0.0%
    MAN SE                                                          596     61,004       0.0%
*   Manz AG                                                         207      7,554       0.0%
    Merck KGaA                                                    2,074    213,477       0.1%
    Metro AG                                                     14,155    424,002       0.1%
    MLP AG                                                        7,307     29,655       0.0%
    MTU Aero Engines AG                                           4,890    510,633       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                 4,752    922,646       0.2%
    Nemetschek SE                                                 1,469     91,624       0.0%
*   Nordex SE                                                     6,250    164,610       0.0%
    Norma Group SE                                                2,004     92,210       0.0%
    Osram Licht AG                                                4,737    269,063       0.1%
    Pfeiffer Vacuum Technology AG                                   466     42,284       0.0%
#   PNE Wind AG                                                   7,350     16,458       0.0%
    ProSiebenSat.1 Media SE                                      28,578  1,231,659       0.3%
    Puma SE                                                         191     47,602       0.0%
*   QIAGEN NV(2437907)                                            2,311     56,342       0.0%
*   QIAGEN NV(5732825)                                            5,191    126,959       0.0%
#   QSC AG                                                        4,612      9,517       0.0%
#   R Stahl AG                                                      392     12,988       0.0%
    Rational AG                                                     307    159,516       0.0%
    Rheinmetall AG                                                2,018    140,085       0.0%
    RHOEN-KLINIKUM AG                                             2,156     60,018       0.0%
#   RIB Software AG                                               2,262     30,684       0.0%
    RTL Group SA                                                  2,073    162,463       0.0%
    SAF-Holland SA                                                3,010     40,423       0.0%
    SAP SE                                                        7,505    661,186       0.1%
#   SAP SE Sponsored ADR                                         13,319  1,169,941       0.2%
#   Schaltbau Holding AG                                            344     10,645       0.0%
    SHW AG                                                          515     17,853       0.0%
    Siemens AG                                                   10,465  1,189,006       0.2%
    Siemens AG Sponsored ADR                                      2,787    316,743       0.1%
    Sixt SE                                                         979     59,406       0.0%
#   SMA Solar Technology AG                                         500     12,840       0.0%
    Software AG                                                   3,924    142,615       0.0%
*   Stabilus SA                                                     619     32,288       0.0%
    Stada Arzneimittel AG                                         5,333    267,442       0.1%
#   Stroeer SE & Co. KGaA                                         2,480    113,462       0.0%
    Suedzucker AG                                                 6,103    156,557       0.0%
*   Suess MicroTec AG                                             1,680     11,772       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
    Surteco SE                                                         830 $    20,961       0.0%
    Symrise AG                                                      13,068     897,449       0.2%
    TAG Immobilien AG                                                2,389      31,856       0.0%
    Takkt AG                                                         2,745      65,104       0.0%
*   Talanx AG                                                        4,094     127,072       0.0%
    Telefonica Deutschland Holding AG                               24,812      96,229       0.0%
    ThyssenKrupp AG                                                  5,155     119,612       0.0%
    TLG Immobilien AG                                                  222       4,654       0.0%
*   Uniper SE                                                        9,257     123,213       0.0%
    United Internet AG                                              11,451     470,804       0.1%
    VERBIO Vereinigte BioEnergie AG                                  3,351      24,997       0.0%
    Vonovia SE                                                       1,520      53,595       0.0%
*   Vossloh AG                                                         778      47,294       0.0%
    Wacker Chemie AG                                                 1,121     100,009       0.0%
    Wacker Neuson SE                                                 2,754      38,101       0.0%
    Washtec AG                                                         816      41,524       0.0%
#   Wirecard AG                                                      1,752      83,165       0.0%
    XING AG                                                            154      31,409       0.0%
*   Zalando SE                                                       3,321     146,040       0.0%
    Zeal Network SE                                                    920      31,266       0.0%
                                                                           -----------       ---
TOTAL GERMANY                                                               35,653,093       6.9%
                                                                           -----------       ---
HONG KONG -- (1.8%)
    Agritrade Resources, Ltd.                                      120,000      19,310       0.0%
    AIA Group, Ltd.                                                231,400   1,455,738       0.3%
    Allied Properties HK, Ltd.                                      48,000      10,149       0.0%
    APT Satellite Holdings, Ltd.                                    29,250      19,226       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.                 3,000       4,063       0.0%
    ASM Pacific Technology, Ltd.                                    13,200     127,176       0.1%
#   Associated International Hotels, Ltd.                            4,000      11,682       0.0%
#   Bank of East Asia, Ltd. (The)                                   52,512     211,093       0.1%
    BOC Hong Kong Holdings, Ltd.                                   114,000     406,325       0.1%
    Bright Smart Securities & Commodities Group, Ltd.               72,000      30,513       0.0%
    Cafe de Coral Holdings, Ltd.                                    16,000      56,492       0.0%
    Chow Sang Sang Holdings International, Ltd.                     24,000      42,373       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                             54,000      38,293       0.0%
    CITIC Telecom International Holdings, Ltd.                      88,000      30,019       0.0%
    CK Hutchison Holdings, Ltd.                                     46,204     570,528       0.1%
#   CK Life Sciences Int'l Holdings, Inc.                          286,000      25,028       0.0%
    Convenience Retail Asia, Ltd.                                   66,000      35,223       0.0%
*   Convoy Global Holdings, Ltd.                                   528,000      16,297       0.0%
    CW Group Holdings, Ltd.                                         85,500      17,590       0.0%
    Dah Sing Banking Group, Ltd.                                    20,400      36,842       0.0%
    Dah Sing Financial Holdings, Ltd.                               12,000      81,397       0.0%
    Dickson Concepts International, Ltd.                             6,500       2,356       0.0%
#*  Esprit Holdings, Ltd.                                          124,300     102,512       0.0%
    Fairwood Holdings, Ltd.                                          4,500      20,880       0.0%
*   Freeman FinTech Corp., Ltd.                                    240,000      16,678       0.0%
    G-Resources Group, Ltd.                                      1,481,400      26,220       0.0%
    Galaxy Entertainment Group, Ltd.                                49,000     200,637       0.1%
*   Genting Hong Kong, Ltd.                                         96,000      27,325       0.0%
    Giordano International, Ltd.                                   130,000      68,873       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
HONG KONG -- (Continued)
#*  Global Brands Group Holding, Ltd.                            509,360 $ 57,693       0.0%
    Glorious Sun Enterprises, Ltd.                                21,000    2,812       0.0%
#   Guotai Junan International Holdings, Ltd.                    152,000   58,043       0.0%
#   Haitong International Securities Group, Ltd.                 135,604   86,758       0.0%
    Hang Lung Group, Ltd.                                         21,000   80,330       0.0%
    Hang Seng Bank, Ltd.                                          23,800  429,217       0.1%
    Hanison Construction Holdings, Ltd.                           17,806    3,141       0.0%
    Harbour Centre Development, Ltd.                               2,000    3,621       0.0%
*   HKR International, Ltd.                                       48,800   23,451       0.0%
    HKT Trust & HKT, Ltd.                                        153,000  209,841       0.1%
#   Hong Kong Aircraft Engineering Co., Ltd.                       2,800   19,948       0.0%
    Hong Kong Exchanges and Clearing, Ltd.                        22,943  606,532       0.1%
    Hongkong & Shanghai Hotels, Ltd. (The)                        18,500   20,907       0.0%
    Hongkong Chinese, Ltd.                                        58,000   10,615       0.0%
#*  Hsin Chong Group Holding, Ltd.                               110,000    4,881       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.        132,000   42,512       0.0%
#   IGG, Inc.                                                     29,000   21,139       0.0%
    Johnson Electric Holdings, Ltd.                               19,500   47,132       0.0%
    Kerry Logistics Network, Ltd.                                 32,000   42,478       0.0%
#   Kingston Financial Group, Ltd.                               172,000   71,402       0.0%
    L'Occitane International SA                                   20,500   42,480       0.0%
    Li & Fung, Ltd.                                              649,360  319,210       0.1%
    Lifestyle International Holdings, Ltd.                        21,000   28,135       0.0%
    Luk Fook Holdings International, Ltd.                         37,000  108,496       0.0%
#*  Macau Legend Development, Ltd.                               228,000   39,881       0.0%
    Man Wah Holdings, Ltd.                                        70,400   46,724       0.0%
    Melco Crown Entertainment, Ltd. ADR                            1,858   31,103       0.0%
    Melco International Development, Ltd.                         24,000   31,297       0.0%
#   MGM China Holdings, Ltd.                                      40,800   67,313       0.0%
*   Midland Holdings, Ltd.                                        18,000    6,383       0.0%
#   NagaCorp, Ltd.                                                66,000   41,227       0.0%
    New World Development Co., Ltd.                              681,895  847,765       0.2%
    Newocean Energy Holdings, Ltd.                                86,000   22,156       0.0%
    NWS Holdings, Ltd.                                            68,602  121,381       0.0%
#   Pacific Textiles Holdings, Ltd.                               33,000   41,578       0.0%
    PCCW, Ltd.                                                   369,000  219,646       0.1%
    Pico Far East Holdings, Ltd.                                  40,000   12,167       0.0%
    Playmates Toys, Ltd.                                          56,000    8,787       0.0%
    Public Financial Holdings, Ltd.                                6,000    2,690       0.0%
    Regal Hotels International Holdings, Ltd.                     26,000   14,488       0.0%
    SA SA International Holdings, Ltd.                           105,000   48,008       0.0%
    Samsonite International SA                                    55,200  173,197       0.1%
    SEA Holdings, Ltd.                                            10,000   25,460       0.0%
#   Shenwan Hongyuan HK, Ltd.                                     20,000   11,002       0.0%
#*  Shun Tak Holdings, Ltd.                                       41,000   13,822       0.0%
*   Singamas Container Holdings, Ltd.                             96,000   10,009       0.0%
    Sitoy Group Holdings, Ltd.                                    15,000    5,388       0.0%
    SJM Holdings, Ltd.                                            69,000   47,625       0.0%
    SmarTone Telecommunications Holdings, Ltd.                    39,500   59,626       0.0%
    Stella International Holdings, Ltd.                           24,000   41,601       0.0%
    Sun Hung Kai & Co., Ltd.                                      50,000   31,477       0.0%
    Sun Hung Kai Properties, Ltd.                                 39,207  583,836       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                             SHARES    VALUE++   OF NET ASSETS**
                                                            --------- ---------- ---------------
HONG KONG -- (Continued)
    Techtronic Industries Co., Ltd.                            56,500 $  212,279       0.1%
#   Television Broadcasts, Ltd.                                22,700     82,172       0.0%
    Texwinca Holdings, Ltd.                                    78,000     54,568       0.0%
#*  TOM Group, Ltd.                                            98,000     23,959       0.0%
    Transport International Holdings, Ltd.                     12,000     36,256       0.0%
#*  Trinity, Ltd.                                              12,000        882       0.0%
*   United Laboratories International Holdings, Ltd. (The)     34,000     18,719       0.0%
    Victory City International Holdings, Ltd.                  41,042      1,928       0.0%
#   Vitasoy International Holdings, Ltd.                       38,000     79,361       0.0%
    VST Holdings, Ltd.                                         74,400     22,584       0.0%
    VTech Holdings, Ltd.                                        9,400    115,302       0.0%
#   Wynn Macau, Ltd.                                           53,200     81,503       0.0%
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd.          8,250      1,609       0.0%
    Xinyi Glass Holdings, Ltd.                                 66,000     56,749       0.0%
    Yue Yuen Industrial Holdings, Ltd.                         54,500    207,549       0.1%
                                                                      ----------       ---
TOTAL HONG KONG                                                        9,652,669       1.9%
                                                                      ----------       ---
IRELAND -- (0.4%)
*   Bank of Ireland                                         1,040,458    222,712       0.1%
    C&C Group P.L.C.(B011Y09)                                  17,965     68,928       0.0%
    C&C Group P.L.C.(B010DT8)                                   1,711      6,624       0.0%
    CRH P.L.C.                                                  1,450     47,073       0.0%
    CRH P.L.C. Sponsored ADR                                   12,856    415,249       0.1%
*   FBD Holdings P.L.C.                                         1,875     12,552       0.0%
    Glanbia P.L.C.                                              9,016    146,870       0.0%
*   Kenmare Resources P.L.C.                                        5         17       0.0%
    Kerry Group P.L.C. Class A                                  4,912    356,493       0.1%
    Kingspan Group P.L.C.                                      13,662    334,558       0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                         1,977    204,868       0.0%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                           284     29,437       0.0%
    Smurfit Kappa Group P.L.C.                                 27,297    598,959       0.1%
                                                                      ----------       ---
TOTAL IRELAND                                                          2,444,340       0.5%
                                                                      ----------       ---
ISRAEL -- (0.5%)
#*  Africa Israel Investments, Ltd.                             8,946      2,567       0.0%
    Alrov Properties and Lodgings, Ltd.                         1,113     23,711       0.0%
    Azrieli Group, Ltd.                                           744     31,673       0.0%
    Bank Hapoalim BM                                           23,389    134,901       0.1%
*   Bank Leumi Le-Israel BM                                    67,839    255,961       0.1%
    Bezeq The Israeli Telecommunication Corp., Ltd.            83,623    151,893       0.1%
    Brack Capital Properties NV                                   237     20,359       0.0%
*   Cellcom Israel, Ltd.                                        7,235     54,602       0.0%
*   Ceragon Networks, Ltd.                                      1,170      3,059       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                   2,067     23,743       0.0%
*   Compugen, Ltd.                                              1,357      7,825       0.0%
    Delek Automotive Systems, Ltd.                              4,240     36,230       0.0%
    Delek Group, Ltd.                                             361     70,753       0.0%
    Delta-Galil Industries, Ltd.                                  572     16,280       0.0%
    El Al Israel Airlines                                      31,402     30,612       0.0%
    Elbit Systems, Ltd.(6308913)                                  533     52,742       0.0%
    Elbit Systems, Ltd.(M3760D101)                                447     44,164       0.0%
    Electra, Ltd.                                                  95     13,041       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ISRAEL -- (Continued)
*   Evogene, Ltd.                                                  1,229 $    7,330       0.0%
    First International Bank Of Israel, Ltd.                       4,115     52,947       0.0%
    Formula Systems 1985, Ltd.                                       947     36,726       0.0%
    Frutarom Industries, Ltd.                                      3,334    176,177       0.1%
    Harel Insurance Investments & Financial Services, Ltd.         7,889     30,504       0.0%
    IDI Insurance Co., Ltd.                                          731     36,260       0.0%
    Israel Chemicals, Ltd.                                        34,718    123,373       0.0%
*   Israel Discount Bank, Ltd. Class A                             2,038      3,743       0.0%
*   Jerusalem Oil Exploration                                      1,068     47,003       0.0%
    Matrix IT, Ltd.                                                3,710     26,306       0.0%
*   Menora Mivtachim Holdings, Ltd.                                1,148     10,199       0.0%
*   Migdal Insurance & Financial Holding, Ltd.                    24,040     15,875       0.0%
    Mizrahi Tefahot Bank, Ltd.                                     8,534    111,139       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                           1,827      9,912       0.0%
    Nice, Ltd. Sponsored ADR                                       1,749    116,256       0.0%
*   Nova Measuring Instruments, Ltd.                               2,481     29,592       0.0%
*   Oil Refineries, Ltd.                                          68,862     24,308       0.0%
*   Partner Communications Co., Ltd.                               6,269     29,243       0.0%
    Paz Oil Co., Ltd.                                                272     42,486       0.0%
*   Phoenix Holdings, Ltd. (The)                                   3,883     11,098       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             546     21,993       0.0%
    Sapiens International Corp. NV                                 2,461     33,672       0.0%
    Shikun & Binui, Ltd.                                          11,788     20,432       0.0%
    Shufersal, Ltd.                                                8,890     33,562       0.0%
    Strauss Group, Ltd.                                            1,978     31,138       0.0%
    Teva Pharmaceutical Industries, Ltd.                           1,472     61,479       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR            12,456    532,369       0.1%
*   Tower Semiconductor, Ltd.                                      2,555     39,730       0.0%
                                                                         ----------       ---
TOTAL ISRAEL                                                              2,688,968       0.5%
                                                                         ----------       ---
ITALY -- (2.5%)
    ACEA SpA                                                       4,666     60,440       0.0%
    Alerion Cleanpower SpA                                         2,105      6,190       0.0%
#   Amplifon SpA                                                   7,609     80,399       0.0%
    Anima Holding SpA                                             19,371     94,371       0.0%
    Ansaldo STS SpA                                                6,924     79,582       0.0%
*   Arnoldo Mondadori Editore SpA                                 17,537     17,348       0.0%
    Ascopiave SpA                                                  6,766     19,780       0.0%
    Assicurazioni Generali SpA                                   121,247  1,566,189       0.3%
    Astaldi SpA                                                    3,227     13,025       0.0%
    Atlantia SpA                                                  22,173    542,883       0.1%
    Autogrill SpA                                                  9,351     77,937       0.0%
    Azimut Holding SpA                                             9,854    158,172       0.0%
#*  Banca Carige SpA                                              13,848      4,727       0.0%
    Banca Generali SpA                                             5,761    128,105       0.0%
    Banca IFIS SpA                                                 1,361     39,416       0.0%
    Banca Mediolanum SpA                                          13,275     91,784       0.0%
#*  Banca Monte dei Paschi di Siena SpA                           51,898     13,900       0.0%
    Banca Popolare dell'Emilia Romagna SC                         40,311    189,424       0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                     1,087         --       0.0%
#   Banca Popolare di Milano Scarl                               307,811    141,075       0.0%
    Banca Popolare di Sondrio SCPA                                34,937    116,632       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
ITALY -- (Continued)
    Banco di Desio e della Brianza SpA                             2,917 $  5,419       0.0%
    Banco Popolare SC                                              6,838   19,737       0.0%
    BasicNet SpA                                                   3,053   11,295       0.0%
    Biesse SpA                                                     1,067   18,408       0.0%
    Brembo SpA                                                     1,780  110,206       0.0%
#   Brunello Cucinelli SpA                                         2,647   52,432       0.0%
#   Cairo Communication SpA                                          704    3,019       0.0%
    Cerved Information Solutions SpA                               5,166   41,581       0.0%
    CIR-Compagnie Industriali Riunite SpA                         32,447   36,170       0.0%
#   CNH Industrial NV                                            117,575  912,810       0.2%
    Credito Emiliano SpA                                          11,031   62,186       0.0%
    Credito Valtellinese SC                                       76,092   33,489       0.0%
    Danieli & C Officine Meccaniche SpA                            1,914   35,729       0.0%
    Datalogic SpA                                                  1,866   39,120       0.0%
    Davide Campari-Milano SpA                                     21,410  215,632       0.1%
    De' Longhi SpA                                                 4,772  111,654       0.0%
    DeA Capital SpA                                                7,283    8,616       0.0%
    DiaSorin SpA                                                   1,707  104,908       0.0%
*   Ei Towers SpA                                                  1,764   83,089       0.0%
    ERG SpA                                                        3,349   37,193       0.0%
    Esprinet SpA                                                   1,834   13,590       0.0%
    Falck Renewables SpA                                          13,913   12,423       0.0%
    Ferrari NV                                                     6,840  360,104       0.1%
#   Fiat Chrysler Automobiles NV                                  57,714  423,097       0.1%
*   Fincantieri SpA                                               46,819   21,239       0.0%
    FinecoBank Banca Fineco SpA                                   19,886  116,213       0.0%
    Geox SpA                                                       8,302   17,883       0.0%
*   Gruppo Editoriale L'Espresso SpA                               2,471    2,055       0.0%
    Gruppo MutuiOnline SpA                                         1,542   13,685       0.0%
    Hera SpA                                                      46,630  119,189       0.0%
    IMMSI SpA                                                     13,995    5,824       0.0%
    Industria Macchine Automatiche SpA                             1,493   92,339       0.0%
    Infrastrutture Wireless Italiane SpA                           2,301   10,878       0.0%
*   Intek Group SpA                                                9,436    2,216       0.0%
    Interpump Group SpA                                            6,736  108,034       0.0%
    Intesa Sanpaolo SpA                                          346,841  804,210       0.2%
    Iren SpA                                                      11,667   20,936       0.0%
*   Leonardo-Finmeccanica SpA                                     40,149  488,872       0.1%
    Luxottica Group SpA                                            9,603  478,157       0.1%
    Maire Tecnimont SpA                                           11,666   28,127       0.0%
    MARR SpA                                                       3,444   63,438       0.0%
    Mediaset SpA                                                  81,673  233,562       0.1%
    Mediobanca SpA                                                63,773  467,155       0.1%
    Moleskine SpA                                                 12,155   32,146       0.0%
    Moncler SpA                                                   13,712  228,276       0.1%
    OVS SpA                                                       18,316  100,336       0.0%
    Parmalat SpA                                                  19,985   52,804       0.0%
    Piaggio & C SpA                                                7,738   13,489       0.0%
    Prysmian SpA                                                  12,618  313,779       0.1%
    Recordati SpA                                                  6,343  179,373       0.1%
    Reply SpA                                                        258   32,432       0.0%
*   Safilo Group SpA                                               3,485   36,472       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
ITALY -- (Continued)
*   Saipem SpA                                                   301,308 $   123,901       0.0%
    Salini Impregilo SpA                                          12,528      34,911       0.0%
#   Salvatore Ferragamo SpA                                        5,252     128,381       0.0%
    Saras SpA                                                     30,561      53,083       0.0%
    Snam SpA                                                      77,116     406,310       0.1%
    Societa Cattolica di Assicurazioni SCRL                       13,476      81,481       0.0%
    Societa Iniziative Autostradali e Servizi SpA                  7,667      71,805       0.0%
*   Sogefi SpA                                                     5,901      13,564       0.0%
    SOL SpA                                                        1,421      12,206       0.0%
#*  Telecom Italia SpA                                           639,491     555,905       0.1%
*   Telecom Italia SpA Sponsored ADR                               6,420      55,661       0.0%
    Tenaris SA                                                     2,854      40,366       0.0%
    Tenaris SA ADR                                                 1,265      35,673       0.0%
    Terna Rete Elettrica Nazionale SpA                            47,872     234,330       0.1%
#*  Tiscali SpA                                                  417,308      20,190       0.0%
#   Tod's SpA                                                        919      53,701       0.0%
*   Trevi Finanziaria Industriale SpA                             22,039      32,482       0.0%
    UniCredit SpA                                                191,616     475,516       0.1%
#   Unione di Banche Italiane SpA                                 11,688      32,247       0.0%
    Unipol Gruppo Finanziario SpA                                 65,342     200,043       0.1%
    UnipolSai SpA                                                151,675     289,853       0.1%
    Vittoria Assicurazioni SpA                                     2,148      22,974       0.0%
*   Yoox Net-A-Porter Group SpA                                    7,758     223,166       0.1%
                                                                         -----------       ---
TOTAL ITALY                                                               13,474,154       2.6%
                                                                         -----------       ---
JAPAN -- (22.9%)
    77 Bank, Ltd. (The)                                           14,000      63,242       0.0%
    ABC-Mart, Inc.                                                   700      42,593       0.0%
    Achilles Corp.                                                 1,500      21,567       0.0%
*   Acom Co., Ltd.                                                 5,200      23,928       0.0%
    Adastria Co., Ltd.                                             3,300      86,388       0.0%
    ADEKA Corp.                                                   11,500     173,840       0.1%
    Aderans Co., Ltd.                                              3,400      20,013       0.0%
    Advan Co., Ltd.                                                1,000       9,236       0.0%
    Advantest Corp.                                                6,700      95,757       0.0%
    Aeon Co., Ltd.                                                43,599     602,523       0.1%
    AEON Financial Service Co., Ltd.                               7,000     123,230       0.0%
    Ahresty Corp.                                                  1,800      20,346       0.0%
    Ai Holdings Corp.                                              2,100      51,601       0.0%
    Aica Kogyo Co., Ltd.                                           2,900      82,754       0.0%
    Aichi Bank, Ltd. (The)                                           800      44,325       0.0%
    Aichi Corp.                                                    3,800      30,746       0.0%
    Aida Engineering, Ltd.                                         3,100      26,653       0.0%
    Ain Holdings, Inc.                                             2,200     148,490       0.0%
    Air Water, Inc.                                               15,000     280,650       0.1%
#   Aisan Industry Co., Ltd.                                       1,700      13,839       0.0%
    Aisin Seiki Co., Ltd.                                          7,200     316,278       0.1%
#*  Akebono Brake Industry Co., Ltd.                              12,700      24,306       0.0%
    Akita Bank, Ltd. (The)                                        10,000      33,502       0.0%
    Alfresa Holdings Corp.                                        17,100     361,391       0.1%
#   Alpen Co., Ltd.                                                1,500      27,333       0.0%
    Alpine Electronics, Inc.                                       2,300      30,701       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    Alps Electric Co., Ltd.                                      10,900 $  261,466       0.1%
    Amada Holdings Co., Ltd.                                     18,500    210,735       0.1%
    Amano Corp.                                                   5,200     96,749       0.0%
    Amuse, Inc.                                                     200      3,382       0.0%
#   Anritsu Corp.                                                 5,800     30,767       0.0%
    AOKI Holdings, Inc.                                           2,600     31,439       0.0%
    Aomori Bank, Ltd. (The)                                      10,000     33,792       0.0%
    Aoyama Trading Co., Ltd.                                      2,300     81,026       0.0%
    Aozora Bank, Ltd.                                            36,000    118,946       0.0%
    Arakawa Chemical Industries, Ltd.                             1,400     20,784       0.0%
    Arata Corp.                                                     500     11,432       0.0%
    Arcland Sakamoto Co., Ltd.                                    1,800     21,440       0.0%
    Arcs Co., Ltd.                                                3,323     83,381       0.0%
    Ariake Japan Co., Ltd.                                          700     39,107       0.0%
    Arisawa Manufacturing Co., Ltd.                               1,400      7,326       0.0%
    Artnature, Inc.                                               2,500     15,276       0.0%
    Asahi Co., Ltd.                                               2,300     27,798       0.0%
    Asahi Diamond Industrial Co., Ltd.                            3,400     25,337       0.0%
    Asahi Group Holdings, Ltd.                                   10,300    367,411       0.1%
    Asahi Intecc Co., Ltd.                                        3,900    168,903       0.1%
    Asahi Kasei Corp.                                            92,000    829,382       0.2%
    Asahi Yukizai Corp.                                           4,000      7,813       0.0%
    Asanuma Corp.                                                 9,000     21,390       0.0%
    Asatsu-DK, Inc.                                               1,500     41,627       0.0%
    ASKA Pharmaceutical Co., Ltd.                                 2,500     43,134       0.0%
#   ASKUL Corp.                                                   1,100     45,296       0.0%
    Astellas Pharma, Inc.                                        70,100  1,040,414       0.2%
    Ateam, Inc.                                                   1,200     27,169       0.0%
    Atom Corp.                                                    2,100     13,885       0.0%
    Autobacs Seven Co., Ltd.                                      6,600     93,841       0.0%
    Avex Group Holdings, Inc.                                     2,300     30,423       0.0%
    Awa Bank, Ltd. (The)                                         11,000     72,337       0.0%
    Axial Retailing, Inc.                                           500     17,961       0.0%
    Azbil Corp.                                                   3,900    115,658       0.0%
    Bandai Namco Holdings, Inc.                                   9,200    275,595       0.1%
    Bando Chemical Industries, Ltd.                               3,500     33,682       0.0%
    Bank of Iwate, Ltd. (The)                                       900     37,897       0.0%
    Bank of Kyoto, Ltd. (The)                                    15,000    109,999       0.0%
#   Bank of Nagoya, Ltd. (The)                                      900     31,681       0.0%
    Bank of Okinawa, Ltd. (The)                                   1,080     37,910       0.0%
    Bank of Saga, Ltd. (The)                                      8,000     20,861       0.0%
    Bank of the Ryukyus, Ltd.                                     1,800     23,679       0.0%
    Belc Co., Ltd.                                                  600     24,243       0.0%
    Belluna Co., Ltd.                                             2,600     17,350       0.0%
    Benefit One, Inc.                                             1,000     28,923       0.0%
    Benesse Holdings, Inc.                                        6,600    172,934       0.1%
    Bic Camera, Inc.                                              9,900     85,208       0.0%
    BML, Inc.                                                     2,500     66,306       0.0%
    Broadleaf Co., Ltd.                                             900     10,117       0.0%
    Brother Industries, Ltd.                                     19,300    354,141       0.1%
    Bunka Shutter Co., Ltd.                                       6,000     49,757       0.0%
    C Uyemura & Co., Ltd.                                           400     18,619       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Calsonic Kansei Corp.                                        14,000 $175,456       0.1%
    Canon Marketing Japan, Inc.                                   3,600   62,175       0.0%
    Canon, Inc.                                                  12,700  364,846       0.1%
#   Canon, Inc. Sponsored ADR                                    14,250  409,260       0.1%
#   Capcom Co., Ltd.                                              4,300  111,083       0.0%
#   Casio Computer Co., Ltd.                                     10,600  147,643       0.0%
    Cawachi, Ltd.                                                 2,000   51,471       0.0%
    Central Glass Co., Ltd.                                      11,000   44,995       0.0%
    Central Japan Railway Co.                                     1,855  315,436       0.1%
    Chiba Bank, Ltd. (The)                                       14,000   86,587       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                  3,300   14,628       0.0%
    Chiyoda Co., Ltd.                                             1,200   28,491       0.0%
    Chiyoda Corp.                                                13,000  113,390       0.0%
*   Chiyoda Integre Co., Ltd.                                       500   10,349       0.0%
    Chofu Seisakusho Co., Ltd.                                    1,200   30,843       0.0%
    Chori Co., Ltd.                                               1,600   25,370       0.0%
    Chubu Shiryo Co., Ltd.                                        1,000    8,104       0.0%
    Chudenko Corp.                                                2,600   54,046       0.0%
#   Chuetsu Pulp & Paper Co., Ltd.                                8,000   17,479       0.0%
    Chugai Pharmaceutical Co., Ltd.                               4,300  146,535       0.0%
    Chugoku Bank, Ltd. (The)                                      5,200   69,771       0.0%
    Chugoku Marine Paints, Ltd.                                   6,000   43,664       0.0%
    Chukyo Bank, Ltd. (The)                                         800   17,747       0.0%
    Chuo Spring Co., Ltd.                                         1,000    2,930       0.0%
    Ci:z Holdings Co., Ltd.                                       1,800   51,608       0.0%
    Citizen Watch Co., Ltd.                                      15,800   88,793       0.0%
    CKD Corp.                                                     5,100   63,512       0.0%
    Clarion Co., Ltd.                                             7,000   22,966       0.0%
    Cleanup Corp.                                                   600    5,109       0.0%
    CMIC Holdings Co., Ltd.                                       1,200   17,824       0.0%
#*  CMK Corp.                                                     2,600   13,735       0.0%
    Coca-Cola East Japan Co., Ltd.                                3,600   79,350       0.0%
#   Coca-Cola West Co., Ltd.                                      5,900  174,373       0.1%
    Cocokara fine, Inc.                                           1,800   69,625       0.0%
#   COLOPL, Inc.                                                  4,500   64,708       0.0%
#   Colowide Co., Ltd.                                            4,200   81,601       0.0%
    COMSYS Holdings Corp.                                         6,500  114,429       0.0%
    Concordia Financial Group, Ltd.                              23,410  108,545       0.0%
#   COOKPAD, Inc.                                                 2,700   25,654       0.0%
    Cosmos Pharmaceutical Corp.                                     700  152,329       0.0%
#   Create Restaurants Holdings, Inc.                               900    8,533       0.0%
    Create SD Holdings Co., Ltd.                                  1,600   33,493       0.0%
    Credit Saison Co., Ltd.                                       9,400  162,499       0.0%
#   CROOZ, Inc.                                                   1,200   27,465       0.0%
    CyberAgent, Inc.                                             12,400  360,252       0.1%
    Dai Nippon Printing Co., Ltd.                                23,000  230,697       0.1%
    Dai-Dan Co., Ltd.                                             1,000    8,477       0.0%
    Dai-ichi Life Holdings, Inc.                                 33,000  483,812       0.1%
    Daicel Corp.                                                 18,100  238,000       0.1%
    Daido Metal Co., Ltd.                                         3,000   32,354       0.0%
    Daido Steel Co., Ltd.                                        32,000  135,839       0.0%
    Daidoh, Ltd.                                                    500    1,968       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Daifuku Co., Ltd.                                             4,800 $ 86,730       0.0%
    Daihen Corp.                                                  6,000   34,788       0.0%
    Daiho Corp.                                                   8,000   43,984       0.0%
    Daiichi Jitsugyo Co., Ltd.                                    2,000   11,078       0.0%
    Daiichi Sankyo Co., Ltd.                                     12,000  288,351       0.1%
    Daiichikosho Co., Ltd.                                        4,100  178,235       0.1%
    Daikin Industries, Ltd.                                       5,700  546,229       0.1%
    Daikokutenbussan Co., Ltd.                                      400   18,798       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       6,000   31,976       0.0%
#   Daio Paper Corp.                                              4,600   55,213       0.0%
    Daisan Bank, Ltd. (The)                                       1,300   21,992       0.0%
    Daishi Bank, Ltd. (The)                                      15,000   64,499       0.0%
    Daito Pharmaceutical Co., Ltd.                                  500   11,005       0.0%
    Daito Trust Construction Co., Ltd.                            2,900  485,978       0.1%
    Daiwa House Industry Co., Ltd.                               11,900  326,614       0.1%
    Daiwa Industries, Ltd.                                        3,000   26,129       0.0%
    Daiwa Securities Group, Inc.                                 63,000  376,122       0.1%
    Daiwabo Holdings Co., Ltd.                                    8,000   19,332       0.0%
    DCM Holdings Co., Ltd.                                       10,000   87,603       0.0%
    Dena Co., Ltd.                                                4,500  144,773       0.0%
    Denka Co., Ltd.                                              11,000   49,902       0.0%
    Denso Corp.                                                   8,100  352,471       0.1%
    Dentsu, Inc.                                                  5,600  279,156       0.1%
    Denyo Co., Ltd.                                               2,000   24,821       0.0%
    Descente, Ltd.                                                2,000   27,733       0.0%
    DIC Corp.                                                    13,200  399,852       0.1%
#   Digital Garage, Inc.                                          1,300   24,564       0.0%
#   Dip Corp.                                                     1,300   34,437       0.0%
    Disco Corp.                                                   1,300  157,122       0.0%
    DKS Co., Ltd.                                                 8,000   26,188       0.0%
    DMG Mori Co., Ltd.                                           10,400  110,305       0.0%
    Don Quijote Holdings Co., Ltd.                                3,600  136,835       0.0%
    Doshisha Co., Ltd.                                            1,400   28,971       0.0%
    Doutor Nichires Holdings Co., Ltd.                            1,900   38,030       0.0%
    Dowa Holdings Co., Ltd.                                      26,000  193,097       0.1%
    DTS Corp.                                                     1,600   35,446       0.0%
    Duskin Co., Ltd.                                              3,400   65,308       0.0%
    Dydo Drinco, Inc.                                               500   27,674       0.0%
    Eagle Industry Co., Ltd.                                      1,900   27,108       0.0%
    Earth Chemical Co., Ltd.                                        900   41,770       0.0%
    East Japan Railway Co.                                        4,700  413,734       0.1%
#   Ebara Corp.                                                  11,000  326,556       0.1%
#   EDION Corp.                                                   7,400   65,560       0.0%
#   Ehime Bank, Ltd. (The)                                        1,599   21,094       0.0%
    Eighteenth Bank, Ltd. (The)                                  11,000   34,114       0.0%
    Eiken Chemical Co., Ltd.                                      1,100   30,056       0.0%
    Eisai Co., Ltd.                                               4,800  305,893       0.1%
    Eizo Corp.                                                    1,100   34,736       0.0%
    Elecom Co., Ltd.                                              1,000   20,444       0.0%
    en-japan, Inc.                                                3,000   57,804       0.0%
    EPS Holdings, Inc.                                            2,000   26,246       0.0%
    ESPEC Corp.                                                   2,200   26,619       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
#*  euglena Co., Ltd.                                              2,100 $ 28,546       0.0%
    Exedy Corp.                                                    1,900   54,287       0.0%
    Ezaki Glico Co., Ltd.                                          1,500   85,269       0.0%
#   F@N Communications, Inc.                                       5,100   38,085       0.0%
    FALCO HOLDINGS Co., Ltd.                                         200    2,606       0.0%
    FamilyMart UNY Holdings Co., Ltd.                              1,021   64,050       0.0%
    Fancl Corp.                                                    1,500   22,671       0.0%
    FANUC Corp.                                                    3,900  714,041       0.2%
#   Fast Retailing Co., Ltd.                                       2,200  741,172       0.2%
    FCC Co., Ltd.                                                  2,100   46,329       0.0%
    Ferrotec Corp.                                                 3,900   47,432       0.0%
    FIDEA Holdings Co., Ltd.                                       5,200    9,353       0.0%
    Fields Corp.                                                   1,900   23,035       0.0%
#   Financial Products Group Co., Ltd.                             5,400   47,205       0.0%
    FINDEX, Inc.                                                     600    5,653       0.0%
    Foster Electric Co., Ltd.                                      1,900   34,865       0.0%
    FP Corp.                                                       2,400  129,273       0.0%
    Fudo Tetra Corp.                                              10,600   18,646       0.0%
    Fuji Co., Ltd.                                                 1,000   21,002       0.0%
    Fuji Corp., Ltd.                                               1,100    7,359       0.0%
    Fuji Electric Co., Ltd.                                       41,000  204,737       0.1%
    Fuji Heavy Industries, Ltd.                                   23,200  906,574       0.2%
    Fuji Machine Manufacturing Co., Ltd.                           6,800   86,544       0.0%
    Fuji Media Holdings, Inc.                                      2,800   38,651       0.0%
*   Fuji Oil Co., Ltd.                                             3,700   11,800       0.0%
    Fuji Oil Holdings, Inc.                                        3,300   63,639       0.0%
    Fuji Seal International, Inc.                                  1,300   53,584       0.0%
    Fuji Soft, Inc.                                                1,700   45,157       0.0%
    Fujibo Holdings, Inc.                                          1,000   31,624       0.0%
    FUJIFILM Holdings Corp.                                        5,000  189,055       0.1%
    Fujikura, Ltd.                                                18,000  105,759       0.0%
    Fujitec Co., Ltd.                                              6,000   68,640       0.0%
    Fujitsu Frontech, Ltd.                                         2,400   28,687       0.0%
    Fujitsu General, Ltd.                                          5,000  114,734       0.0%
    Fujitsu, Ltd.                                                161,000  954,911       0.2%
    FuKoKu Co., Ltd.                                                 200    1,585       0.0%
    Fukuda Corp.                                                   3,000   35,325       0.0%
    Fukuda Denshi Co., Ltd.                                          400   24,081       0.0%
    Fukui Bank, Ltd. (The)                                        13,000   34,391       0.0%
    Fukuoka Financial Group, Inc.                                 57,000  246,666       0.1%
    Fukushima Bank, Ltd. (The)                                    33,000   30,493       0.0%
    Fukushima Industries Corp.                                       800   27,311       0.0%
#   Fukuyama Transporting Co., Ltd.                                6,000   34,171       0.0%
#   FULLCAST Holdings Co., Ltd..                                   4,000   36,791       0.0%
#   Funai Electric Co., Ltd.                                         300    2,446       0.0%
#   Furukawa Battery Co., Ltd. (The)                               2,000   14,167       0.0%
    Furukawa Co., Ltd.                                            17,000   27,145       0.0%
    Furukawa Electric Co., Ltd.                                    2,900   85,319       0.0%
    Furuno Electric Co., Ltd.                                      2,200   16,997       0.0%
    Furusato Industries, Ltd.                                      1,600   22,866       0.0%
    Fuso Chemical Co., Ltd.                                          900   19,196       0.0%
    Fuso Pharmaceutical Industries, Ltd.                             200    5,208       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Futaba Corp.                                                   2,100 $ 34,285       0.0%
    Futaba Industrial Co., Ltd.                                    7,200   43,019       0.0%
    Future Corp.                                                   3,000   19,995       0.0%
    Fuyo General Lease Co., Ltd.                                   1,100   55,785       0.0%
    G-Tekt Corp.                                                   2,200   41,785       0.0%
    GCA Corp.                                                        700    5,221       0.0%
    Gecoss Corp.                                                     800    7,312       0.0%
#   Geo Holdings Corp.                                             3,300   41,864       0.0%
    GLOBERIDE, Inc.                                                1,800   30,834       0.0%
    Glory, Ltd.                                                    6,200  204,964       0.1%
    GMO internet, Inc.                                             4,700   62,742       0.0%
#   GMO Payment Gateway, Inc.                                      1,300   59,711       0.0%
    Gree, Inc.                                                     5,400   29,944       0.0%
    GS Yuasa Corp.                                                30,000  129,547       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                               100    2,876       0.0%
#   GungHo Online Entertainment, Inc.                             37,600   95,130       0.0%
    Gunma Bank, Ltd. (The)                                        14,000   66,848       0.0%
    Gunze, Ltd.                                                    8,000   26,852       0.0%
    Gurunavi, Inc.                                                 2,500   68,457       0.0%
    H2O Retailing Corp.                                            4,160   61,778       0.0%
    Hachijuni Bank, Ltd. (The)                                    17,000   92,677       0.0%
    Hakuhodo DY Holdings, Inc.                                     7,600   91,343       0.0%
    Hakuto Co., Ltd.                                                 400    3,715       0.0%
    Hamakyorex Co., Ltd.                                           1,000   18,622       0.0%
    Hamamatsu Photonics K.K.                                       3,100   93,801       0.0%
    Hankyu Hanshin Holdings, Inc.                                  6,400  211,892       0.1%
    Hanwa Co., Ltd.                                               19,000  116,248       0.0%
#   Happinet Corp.                                                 1,400   14,801       0.0%
#   Harmonic Drive Systems, Inc.                                   2,100   59,142       0.0%
    Haseko Corp.                                                  33,600  326,989       0.1%
    Hazama Ando Corp.                                             19,200  123,773       0.0%
    Heiwa Corp.                                                    5,800  136,249       0.0%
    Heiwado Co., Ltd.                                              1,800   37,466       0.0%
    HI-LEX Corp.                                                   1,200   32,806       0.0%
    Hibiya Engineering, Ltd.                                       1,900   29,800       0.0%
    Hiday Hidaka Corp.                                             1,152   28,712       0.0%
    Hikari Tsushin, Inc.                                           1,100  100,975       0.0%
    Hino Motors, Ltd.                                             22,900  249,615       0.1%
    Hirose Electric Co., Ltd.                                        900  118,759       0.0%
    Hiroshima Bank, Ltd. (The)                                    33,000  141,229       0.0%
    Hisamitsu Pharmaceutical Co., Inc.                             2,400  128,021       0.0%
    Hitachi Capital Corp.                                          4,400   98,153       0.0%
    Hitachi Chemical Co., Ltd.                                    10,100  236,106       0.1%
    Hitachi Construction Machinery Co., Ltd.                      10,900  228,007       0.1%
    Hitachi High-Technologies Corp.                                4,800  200,189       0.1%
    Hitachi Koki Co., Ltd.                                         3,900   33,025       0.0%
    Hitachi Kokusai Electric, Inc.                                 4,000   79,896       0.0%
    Hitachi Maxell, Ltd.                                             100    1,822       0.0%
    Hitachi Metals, Ltd.                                          19,110  238,863       0.1%
    Hitachi Transport System, Ltd.                                 1,900   39,167       0.0%
    Hitachi Zosen Corp.                                           10,000   50,331       0.0%
    Hitachi, Ltd.                                                105,000  559,744       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Hitachi, Ltd. ADR                                              3,100 $165,633       0.0%
    Hogy Medical Co., Ltd.                                           900   59,282       0.0%
    Hokkoku Bank, Ltd. (The)                                      12,000   40,189       0.0%
    Hokuetsu Bank, Ltd. (The)                                      1,600   37,770       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                 4,100   25,647       0.0%
    Hokuhoku Financial Group, Inc.                                 1,100   15,856       0.0%
    Honda Motor Co., Ltd.                                         27,200  813,868       0.2%
    Honda Motor Co., Ltd. Sponsored ADR                           20,519  612,082       0.1%
    Honeys Co., Ltd.                                               2,200   25,886       0.0%
    Horiba, Ltd.                                                   2,000   95,638       0.0%
#   Hoshizaki Corp.                                                3,500  315,869       0.1%
    Hosokawa Micron Corp.                                          2,000   12,470       0.0%
    House Foods Group, Inc.                                        4,100   91,526       0.0%
    Hulic Co., Ltd.                                                9,700   92,360       0.0%
    Hyakugo Bank, Ltd. (The)                                      13,000   47,872       0.0%
    Hyakujushi Bank, Ltd. (The)                                   11,000   37,468       0.0%
    IBJ Leasing Co., Ltd.                                          1,300   27,189       0.0%
    Ichibanya Co., Ltd.                                              200    7,562       0.0%
    Ichigo, Inc.                                                  21,400   92,782       0.0%
    Ichiyoshi Securities Co., Ltd.                                 2,000   14,996       0.0%
#   IDOM, Inc.                                                     3,400   17,744       0.0%
*   IHI Corp.                                                    131,000  344,624       0.1%
    Iida Group Holdings Co., Ltd.                                  7,820  151,157       0.0%
    Imasen Electric Industrial                                     2,500   22,228       0.0%
    Imperial Hotel, Ltd.                                             400    8,022       0.0%
    Inaba Denki Sangyo Co., Ltd.                                   1,600   58,050       0.0%
    Inabata & Co., Ltd.                                            4,400   47,828       0.0%
#   Inageya Co., Ltd.                                              2,000   27,088       0.0%
    Ines Corp.                                                       500    5,561       0.0%
    Information Services International-Dentsu, Ltd.                1,400   24,280       0.0%
    Intage Holdings, Inc.                                            300    5,393       0.0%
    Internet Initiative Japan, Inc.                                3,400   60,039       0.0%
    Inui Global Logistics Co., Ltd.                                1,600   15,400       0.0%
    Iseki & Co., Ltd.                                             16,000   39,574       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                              19,440  196,470       0.1%
*   Ishihara Sangyo Kaisha, Ltd.                                   2,900   22,001       0.0%
    Isuzu Motors, Ltd.                                            42,600  526,926       0.1%
#   Ito En, Ltd.                                                   7,400  269,432       0.1%
    Itochu Enex Co., Ltd.                                          3,100   23,818       0.0%
    Itochu Techno-Solutions Corp.                                  2,100   51,789       0.0%
    Itochu-Shokuhin Co., Ltd.                                        300   12,007       0.0%
*   Itoham Yonekyu Holdings, Inc.                                  9,000   85,826       0.0%
    Itoki Corp.                                                    4,700   28,963       0.0%
    IwaiCosmo Holdings, Inc.                                       1,000    8,693       0.0%
    Iwasaki Electric Co., Ltd.                                     7,000   10,793       0.0%
#   Iwatani Corp.                                                 21,000  125,415       0.0%
    Iyo Bank, Ltd. (The)                                          11,000   67,604       0.0%
    Izumi Co., Ltd.                                                3,000  138,648       0.0%
    J Front Retailing Co., Ltd.                                   17,500  240,911       0.1%
    J Trust Co., Ltd.                                              5,400   44,147       0.0%
    J-Oil Mills, Inc.                                              1,200   42,669       0.0%
    Jaccs Co., Ltd.                                               10,000   39,218       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Jafco Co., Ltd.                                               3,000 $ 99,599       0.0%
#   Jamco Corp.                                                     700   14,434       0.0%
#   Japan Airport Terminal Co., Ltd.                              1,300   49,904       0.0%
    Japan Digital Laboratory Co., Ltd.                              800   12,433       0.0%
#   Japan Drilling Co., Ltd.                                        500   11,222       0.0%
    Japan Exchange Group, Inc.                                   23,000  341,499       0.1%
    Japan Material Co., Ltd.                                        700   24,796       0.0%
    Japan Petroleum Exploration Co., Ltd.                         3,400   74,392       0.0%
    Japan Pulp & Paper Co., Ltd.                                  5,000   16,754       0.0%
    Japan Radio Co., Ltd.                                         1,800   23,128       0.0%
    Japan Securities Finance Co., Ltd.                            6,700   29,777       0.0%
    Japan Steel Works, Ltd. (The)                                 6,200  133,171       0.0%
    Japan Wool Textile Co., Ltd. (The)                            5,000   36,459       0.0%
    JCU Corp.                                                       300   12,164       0.0%
#   Jeol, Ltd.                                                   10,000   41,791       0.0%
    JGC Corp.                                                     8,000  141,422       0.0%
    Jimoto Holdings, Inc.                                        10,800   18,191       0.0%
    Jin Co., Ltd.                                                   700   36,343       0.0%
    Joshin Denki Co., Ltd.                                        2,000   17,101       0.0%
    JSP Corp.                                                       800   19,114       0.0%
    JSR Corp.                                                    13,700  208,192       0.1%
    JTEKT Corp.                                                  17,100  253,055       0.1%
    Juki Corp.                                                    1,800   13,457       0.0%
    Juroku Bank, Ltd. (The)                                      20,000   60,311       0.0%
    Justsystems Corp.                                               600    5,881       0.0%
#   JVC Kenwood Corp.                                             3,820   10,323       0.0%
    JX Holdings, Inc.                                            91,720  362,400       0.1%
    K&O Energy Group, Inc.                                          900   12,925       0.0%
    K's Holdings Corp.                                            6,338  109,685       0.0%
    kabu.com Securities Co., Ltd.                                 5,800   18,259       0.0%
*   Kadokawa Dwango                                               2,302   33,989       0.0%
    Kaga Electronics Co., Ltd.                                    1,200   17,532       0.0%
    Kagome Co., Ltd.                                              1,400   36,710       0.0%
    Kajima Corp.                                                 63,403  427,561       0.1%
    Kakaku.com, Inc.                                             11,500  193,206       0.1%
#   Kaken Pharmaceutical Co., Ltd.                                2,800  176,322       0.1%
#   Kakiyasu Honten Co., Ltd.                                     1,500   26,907       0.0%
    Kameda Seika Co., Ltd.                                        1,100   57,587       0.0%
    Kamei Corp.                                                   2,000   19,052       0.0%
    Kamigumi Co., Ltd.                                           15,000  128,078       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                 4,000   28,525       0.0%
    Kanamoto Co., Ltd.                                            2,000   48,049       0.0%
    Kandenko Co., Ltd.                                            6,000   59,149       0.0%
    Kaneka Corp.                                                 24,000  198,568       0.1%
    Kanematsu Corp.                                              50,000   82,274       0.0%
#   Kansai Paint Co., Ltd.                                        9,000  193,411       0.1%
    Kansai Urban Banking Corp.                                    3,200   35,470       0.0%
#   Kanto Denka Kogyo Co., Ltd.                                   2,000   16,778       0.0%
    Kao Corp.                                                    15,200  782,139       0.2%
    Kasai Kogyo Co., Ltd.                                         1,100   12,459       0.0%
#   Katakura Industries Co., Ltd.                                 1,200   14,587       0.0%
    Kato Sangyo Co., Ltd.                                           900   21,676       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Kato Works Co., Ltd.                                           1,000 $   25,073       0.0%
#   KAWADA TECHNOLOGIES, Inc.                                        200      9,418       0.0%
    Kawasaki Heavy Industries, Ltd.                              114,000    332,982       0.1%
    KDDI Corp.                                                    63,900  1,942,123       0.4%
    Keihan Holdings Co., Ltd.                                     31,000    209,300       0.1%
    Keihanshin Building Co., Ltd.                                  1,700      8,872       0.0%
    Keihin Corp.                                                   2,700     44,137       0.0%
    Keikyu Corp.                                                  16,000    161,422       0.0%
    Keio Corp.                                                    17,000    140,704       0.0%
    Keisei Electric Railway Co., Ltd.                              2,500     60,275       0.0%
    Keiyo Bank, Ltd. (The)                                        18,000     75,703       0.0%
    Kenedix, Inc.                                                  7,900     33,216       0.0%
    Kenko Mayonnaise Co., Ltd.                                       900     33,000       0.0%
    Kewpie Corp.                                                   6,400    181,765       0.1%
    Keyence Corp.                                                    800    586,473       0.1%
#   Kikkoman Corp.                                                 4,000    127,254       0.0%
    Kinden Corp.                                                   8,200     98,753       0.0%
#   Kintetsu Group Holdings Co., Ltd.                             61,000    246,228       0.1%
    Kintetsu World Express, Inc.                                   4,300     58,487       0.0%
    Kirin Holdings Co., Ltd.                                      26,400    453,860       0.1%
    Kissei Pharmaceutical Co., Ltd.                                2,100     54,884       0.0%
    Kita-Nippon Bank, Ltd. (The)                                     600     17,910       0.0%
    Kitagawa Iron Works Co., Ltd.                                    500      8,540       0.0%
    Kitz Corp.                                                     7,500     43,126       0.0%
    Kiyo Bank, Ltd. (The)                                          3,800     62,999       0.0%
#*  KLab, Inc.                                                     4,800     28,788       0.0%
    Kobayashi Pharmaceutical Co., Ltd.                             1,800     94,064       0.0%
#   Kobe Bussan Co., Ltd.                                          1,100     34,429       0.0%
*   Kobe Electric Railway Co., Ltd.                                4,000     14,107       0.0%
    Kohnan Shoji Co., Ltd.                                         1,900     37,583       0.0%
    Koito Manufacturing Co., Ltd.                                  6,200    325,512       0.1%
    Kokuyo Co., Ltd.                                               4,400     58,291       0.0%
    Komatsu, Ltd.                                                 31,000    690,032       0.2%
    Komeri Co., Ltd.                                               1,300     31,743       0.0%
    Komori Corp.                                                   2,800     35,534       0.0%
#   Konami Holdings Corp.                                          4,700    185,614       0.1%
    Konica Minolta, Inc.                                          18,100    162,122       0.0%
    Konishi Co., Ltd.                                              2,400     28,519       0.0%
    Konoike Transport Co., Ltd.                                    1,000     13,240       0.0%
    Kose Corp.                                                     2,400    218,955       0.1%
    Kotobuki Spirits Co., Ltd.                                     2,100     49,488       0.0%
    Kubota Corp.                                                  24,900    401,347       0.1%
    Kubota Corp. Sponsored ADR                                     1,000     80,730       0.0%
    Kumagai Gumi Co., Ltd.                                        34,000     90,295       0.0%
#   Kumiai Chemical Industry Co., Ltd.                             4,800     27,176       0.0%
    Kura Corp.                                                     1,000     50,394       0.0%
    Kurabo Industries, Ltd.                                       13,000     25,973       0.0%
    Kuraray Co., Ltd.                                             27,000    409,334       0.1%
    Kureha Corp.                                                   1,100     42,067       0.0%
    Kurimoto, Ltd.                                                   800     14,919       0.0%
    Kurita Water Industries, Ltd.                                  4,800    113,600       0.0%
    Kuroda Electric Co., Ltd.                                      1,800     35,022       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Kusuri No Aoki Co., Ltd.                                      1,400 $ 71,455       0.0%
    KYB Corp.                                                    13,000   59,446       0.0%
    Kyocera Corp.                                                 6,200  301,251       0.1%
    Kyocera Corp. Sponsored ADR                                   2,000   97,160       0.0%
#   Kyodo Printing Co., Ltd.                                      5,000   16,948       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              2,700   31,892       0.0%
    Kyokuto Securities Co., Ltd.                                  1,500   21,703       0.0%
    Kyokuyo Co., Ltd.                                               200    5,262       0.0%
    KYORIN Holdings, Inc.                                         3,300   73,751       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                       2,000    7,417       0.0%
    Kyowa Exeo Corp.                                              4,900   73,575       0.0%
    Kyudenko Corp.                                                4,000  128,867       0.0%
    Kyushu Financial Group, Inc.                                 11,540   76,735       0.0%
#*  Laox Co., Ltd.                                                  600    4,840       0.0%
    Lasertec Corp.                                                1,500   29,097       0.0%
    Lawson, Inc.                                                  5,300  402,720       0.1%
    LEC, Inc.                                                       400   10,152       0.0%
    Leopalace21 Corp.                                             4,700   30,558       0.0%
    Life Corp.                                                    1,400   45,447       0.0%
    Lintec Corp.                                                  3,400   74,055       0.0%
    Lion Corp.                                                   11,000  179,905       0.1%
    LIXIL Group Corp.                                            18,400  422,617       0.1%
    M3, Inc.                                                      8,300  252,578       0.1%
    Mabuchi Motor Co., Ltd.                                       2,100  122,074       0.0%
    Macnica Fuji Electronics Holdings, Inc.                       2,500   31,327       0.0%
    Maeda Corp.                                                   7,000   64,851       0.0%
    Maeda Road Construction Co., Ltd.                             5,000   92,500       0.0%
    Makino Milling Machine Co., Ltd.                              7,000   44,480       0.0%
    Makita Corp.                                                  3,700  255,819       0.1%
    Mandom Corp.                                                  1,000   46,641       0.0%
    Mani, Inc.                                                      900   20,944       0.0%
    Mars Engineering Corp.                                          300    5,948       0.0%
    Marubun Corp.                                                   800    4,571       0.0%
    Marudai Food Co., Ltd.                                        4,000   19,049       0.0%
    Maruha Nichiro Corp.                                          2,100   58,229       0.0%
    Marui Group Co., Ltd.                                         8,300  116,437       0.0%
    Marusan Securities Co., Ltd.                                  2,500   20,766       0.0%
    Maruzen Showa Unyu Co., Ltd.                                  3,000   12,177       0.0%
#   Marvelous, Inc.                                               3,000   21,321       0.0%
#   Matsui Securities Co., Ltd.                                   6,500   52,005       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                           2,400  123,644       0.0%
    Matsuya Co., Ltd.                                             2,200   17,601       0.0%
    Max Co., Ltd.                                                 2,000   24,103       0.0%
    Mazda Motor Corp.                                            48,700  807,630       0.2%
    McDonald's Holdings Co. Japan, Ltd.                           1,100   31,650       0.0%
    Mebuki Financial Group, Inc.                                 15,800   56,228       0.0%
    Medipal Holdings Corp.                                        8,300  141,815       0.0%
#   Megachips Corp.                                               2,600   52,183       0.0%
    Megmilk Snow Brand Co., Ltd.                                  2,100   73,054       0.0%
    Meidensha Corp.                                              15,000   50,197       0.0%
    MEIJI Holdings Co., Ltd.                                      4,200  418,909       0.1%
    Meitec Corp.                                                  2,500   85,194       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Michinoku Bank, Ltd. (The)                                     9,000 $   17,922       0.0%
    Micronics Japan Co., Ltd.                                      1,600     18,496       0.0%
    Mie Bank, Ltd. (The)                                             600     12,235       0.0%
    Milbon Co., Ltd.                                                 800     35,857       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                        1,000     12,726       0.0%
    Minato Bank, Ltd. (The)                                          800     14,641       0.0%
    Minebea Co., Ltd.                                             27,000    275,521       0.1%
#   Ministop Co., Ltd.                                               700     12,065       0.0%
    Miraca Holdings, Inc.                                          4,900    236,553       0.1%
    Mirait Holdings Corp.                                          6,600     58,523       0.0%
    Misawa Homes Co., Ltd.                                         1,700     12,792       0.0%
    MISUMI Group, Inc.                                            13,800    251,683       0.1%
    Mitani Corp.                                                   1,000     29,828       0.0%
    Mito Securities Co., Ltd.                                        800      1,857       0.0%
    Mitsuba Corp.                                                  2,000     29,198       0.0%
    Mitsubishi Chemical Holdings Corp.                           109,600    719,625       0.2%
    Mitsubishi Electric Corp.                                     56,400    763,045       0.2%
    Mitsubishi Estate Co., Ltd.                                   23,000    457,121       0.1%
    Mitsubishi Gas Chemical Co., Inc.                             14,000    215,470       0.1%
    Mitsubishi Heavy Industries, Ltd.                            138,000    590,346       0.1%
    Mitsubishi Logistics Corp.                                     6,000     81,219       0.0%
    Mitsubishi Motors Corp.                                       62,600    347,516       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                          2,600     15,749       0.0%
*   Mitsubishi Paper Mills, Ltd.                                   1,100      7,224       0.0%
#   Mitsubishi Pencil Co., Ltd.                                      600     30,010       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                  1,400     45,955       0.0%
    Mitsubishi Tanabe Pharma Corp.                                 9,700    188,805       0.1%
    Mitsubishi UFJ Financial Group, Inc.                         307,200  1,585,093       0.3%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            27,043    139,271       0.0%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      24,400    118,125       0.0%
    Mitsuboshi Belting, Ltd.                                       4,000     34,494       0.0%
    Mitsui Chemicals, Inc.                                        73,000    359,500       0.1%
#   Mitsui Engineering & Shipbuilding Co., Ltd.                  105,000    145,896       0.0%
    Mitsui High-Tec, Inc.                                          1,100      7,384       0.0%
    Mitsui Home Co., Ltd.                                          3,000     13,226       0.0%
    Mitsui Mining & Smelting Co., Ltd.                            48,000    106,943       0.0%
    Mitsui Sugar Co., Ltd.                                         1,600     36,050       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                 7,000     21,116       0.0%
    Miura Co., Ltd.                                                3,300     56,944       0.0%
    Miyazaki Bank, Ltd. (The)                                      7,000     19,717       0.0%
    Mizuho Financial Group, Inc.                                 481,340    810,457       0.2%
    Mizuho Financial Group, Inc. ADR                              28,400     95,140       0.0%
    Mizuno Corp.                                                   6,000     32,276       0.0%
    Mochida Pharmaceutical Co., Ltd.                                 400     31,341       0.0%
#   Monex Group, Inc.                                             13,000     29,795       0.0%
#   MonotaRO Co., Ltd.                                             6,400    155,662       0.0%
    Morinaga & Co., Ltd.                                           2,200    102,334       0.0%
    Morinaga Milk Industry Co., Ltd.                              14,000    112,764       0.0%
    Morita Holdings Corp.                                          3,000     45,194       0.0%
    Mory Industries, Inc.                                            400      7,467       0.0%
    MS&AD Insurance Group Holdings, Inc.                          12,852    381,535       0.1%
    MTI, Ltd.                                                      1,800     11,185       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Musashi Seimitsu Industry Co., Ltd.                            1,700 $ 41,638       0.0%
    Musashino Bank, Ltd. (The)                                     1,700   46,939       0.0%
    Nabtesco Corp.                                                 7,400  221,013       0.1%
#   Nachi-Fujikoshi Corp.                                          9,000   34,133       0.0%
#   Nagano Bank, Ltd. (The)                                          700   13,375       0.0%
    Nagase & Co., Ltd.                                            13,200  168,826       0.1%
#   Nagoya Railroad Co., Ltd.                                     31,000  163,581       0.0%
    Nakamuraya Co., Ltd.                                             100    4,506       0.0%
    Nakanishi, Inc.                                                1,000   35,781       0.0%
    Namura Shipbuilding Co., Ltd.                                  1,700   10,366       0.0%
    Nankai Electric Railway Co., Ltd.                             21,000   95,355       0.0%
    Nanto Bank, Ltd. (The)                                         1,600   60,831       0.0%
    Natori Co., Ltd.                                                 500    8,736       0.0%
    NEC Corp.                                                    233,000  623,047       0.1%
    NEC Networks & System Integration Corp.                        1,600   28,435       0.0%
    NET One Systems Co., Ltd.                                      3,200   23,243       0.0%
    Nexon Co., Ltd.                                                6,500  110,649       0.0%
#   Next Co., Ltd.                                                 6,100   51,198       0.0%
    NGK Insulators, Ltd.                                             500    9,177       0.0%
    NHK Spring Co., Ltd.                                          10,200   96,547       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                             2,900   52,016       0.0%
    Nichia Steel Works, Ltd.                                       1,000    2,309       0.0%
    Nichias Corp.                                                  4,000   35,590       0.0%
    Nichiha Corp.                                                  2,000   49,396       0.0%
    NichiiGakkan Co., Ltd.                                         3,100   25,805       0.0%
    Nichirei Corp.                                                 7,000  153,067       0.0%
    Nichireki Co., Ltd.                                            3,000   23,607       0.0%
    Nidec Corp.                                                    3,800  367,688       0.1%
    Nidec Corp. Sponsored ADR                                      7,900  191,022       0.1%
#   Nifco, Inc.                                                    3,100  178,534       0.1%
#   Nihon Chouzai Co., Ltd.                                          400   16,709       0.0%
    Nihon House Holdings Co., Ltd.                                   700    2,625       0.0%
    Nihon Kohden Corp.                                             6,900  168,182       0.0%
    Nihon M&A Center, Inc.                                         5,600  181,741       0.1%
    Nihon Nohyaku Co., Ltd.                                        6,700   36,588       0.0%
    Nihon Parkerizing Co., Ltd.                                    6,700   92,319       0.0%
    Nihon Unisys, Ltd.                                             4,400   53,621       0.0%
    Nihon Yamamura Glass Co., Ltd.                                 3,000    5,484       0.0%
    Nikkiso Co., Ltd.                                              3,000   26,511       0.0%
    Nikkon Holdings Co., Ltd.                                      4,200   90,204       0.0%
    Nikon Corp.                                                   13,300  201,002       0.1%
    Nintendo Co., Ltd.                                             2,000  482,120       0.1%
    Nippo Corp.                                                    5,000   96,451       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                      1,500   29,241       0.0%
#   Nippon Carbon Co., Ltd.                                        9,000   17,457       0.0%
    Nippon Chemi-Con Corp.                                         6,000   10,438       0.0%
#   Nippon Coke & Engineering Co., Ltd.                            3,500    3,090       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                2,000   36,438       0.0%
    Nippon Express Co., Ltd.                                      34,000  167,941       0.0%
    Nippon Flour Mills Co., Ltd.                                   3,500   51,762       0.0%
    Nippon Gas Co., Ltd.                                           3,600  108,947       0.0%
    Nippon Kayaku Co., Ltd.                                       20,000  230,460       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nippon Koei Co., Ltd.                                          4,000 $   18,766       0.0%
    Nippon Light Metal Holdings Co., Ltd.                         58,300    132,749       0.0%
    Nippon Paint Holdings Co., Ltd.                                5,600    190,411       0.1%
#   Nippon Paper Industries Co., Ltd.                              2,300     43,048       0.0%
    Nippon Pillar Packing Co., Ltd.                                  800      8,216       0.0%
    Nippon Road Co., Ltd. (The)                                    5,000     20,516       0.0%
    Nippon Seiki Co., Ltd.                                         1,000     19,334       0.0%
#*  Nippon Sharyo, Ltd.                                            8,000     20,262       0.0%
*   Nippon Sheet Glass Co., Ltd.                                   5,180     42,074       0.0%
    Nippon Shinyaku Co., Ltd.                                      1,000     50,763       0.0%
    Nippon Shokubai Co., Ltd.                                      2,000    138,020       0.0%
    Nippon Signal Co., Ltd.                                        2,700     23,961       0.0%
#   Nippon Soda Co., Ltd.                                          7,000     31,031       0.0%
    Nippon Steel & Sumikin Bussan Corp.                            1,200     43,980       0.0%
    Nippon Suisan Kaisha, Ltd.                                    14,400     69,212       0.0%
    Nippon Thompson Co., Ltd.                                      3,000     11,869       0.0%
    Nippon Valqua Industries, Ltd.                                   600      8,131       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                   2,000      2,931       0.0%
    Nipro Corp.                                                   15,500    191,408       0.1%
*   Nishi-Nippon Financial Holdings, Inc.                          6,400     63,713       0.0%
    Nishi-Nippon Railroad Co., Ltd.                               15,000     71,109       0.0%
    Nishimatsu Construction Co., Ltd.                             19,000     88,732       0.0%
    Nishimatsuya Chain Co., Ltd.                                   2,600     36,601       0.0%
    Nishio Rent All Co., Ltd.                                      2,200     66,427       0.0%
    Nissan Chemical Industries, Ltd.                               5,200    176,304       0.1%
    Nissan Motor Co., Ltd.                                       107,800  1,096,594       0.2%
    Nissan Shatai Co., Ltd.                                        4,000     41,296       0.0%
#   Nissei ASB Machine Co., Ltd.                                     100      1,804       0.0%
    Nissei Build Kogyo Co., Ltd.                                   6,000     28,047       0.0%
#   Nissha Printing Co., Ltd.                                      2,300     55,681       0.0%
    Nisshin Oillio Group, Ltd. (The)                              11,000     50,010       0.0%
    Nisshin Seifun Group, Inc.                                     6,280     92,506       0.0%
    Nisshinbo Holdings, Inc.                                       8,000     79,650       0.0%
    Nissin Corp.                                                   4,000     13,285       0.0%
    Nissin Electric Co., Ltd.                                      6,000     80,009       0.0%
    Nissin Foods Holdings Co., Ltd.                                  500     28,939       0.0%
    Nissin Kogyo Co., Ltd.                                         2,100     31,070       0.0%
    Nitori Holdings Co., Ltd.                                      2,400    286,684       0.1%
    Nitta Corp.                                                      800     20,705       0.0%
    Nitto Boseki Co., Ltd.                                         8,000     26,007       0.0%
    Nitto Denko Corp.                                              7,500    522,512       0.1%
    Nitto Kogyo Corp.                                                700     10,269       0.0%
#   Nittoc Construction Co., Ltd.                                  1,700      8,025       0.0%
    NOF Corp.                                                     12,000    130,438       0.0%
    Nohmi Bosai, Ltd.                                              3,000     44,781       0.0%
    Nojima Corp.                                                   2,400     31,094       0.0%
    Nomura Co., Ltd.                                               1,000     16,218       0.0%
    Nomura Holdings, Inc.                                         49,100    245,939       0.1%
#   Nomura Holdings, Inc. Sponsored ADR                           48,288    240,474       0.1%
    Nomura Real Estate Holdings, Inc.                             10,500    177,310       0.1%
    Nomura Research Institute, Ltd.                                4,020    139,431       0.0%
    Noritake Co., Ltd.                                             1,000     22,825       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Noritz Corp.                                                  2,100 $ 43,524       0.0%
    North Pacific Bank, Ltd.                                     21,400   79,809       0.0%
    NS Solutions Corp.                                            2,600   49,578       0.0%
    NSK, Ltd.                                                    19,900  221,219       0.1%
    NTN Corp.                                                    32,000  121,128       0.0%
    NTT Data Corp.                                                4,200  216,742       0.1%
    NTT DOCOMO, Inc.                                             38,100  956,843       0.2%
    NTT DOCOMO, Inc. Sponsored ADR                                6,786  170,600       0.1%
    Nuflare Technology, Inc.                                        600   32,180       0.0%
    Obara Group, Inc.                                             1,100   47,405       0.0%
    Obayashi Corp.                                               41,700  401,705       0.1%
    Obic Co., Ltd.                                                1,400   72,728       0.0%
    Odakyu Electric Railway Co., Ltd.                             5,500  112,221       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                              16,000   57,238       0.0%
    Ohara, Inc.                                                     300    1,766       0.0%
    Ohsho Food Service Corp.                                        600   23,091       0.0%
    Oiles Corp.                                                   1,800   32,630       0.0%
    Oita Bank, Ltd. (The)                                         6,000   22,724       0.0%
    Oji Holdings Corp.                                           38,000  160,671       0.0%
    Okabe Co., Ltd.                                               1,600   13,654       0.0%
    Okamoto Industries, Inc.                                      2,000   21,646       0.0%
    Okamura Corp.                                                 5,900   57,884       0.0%
    Okasan Securities Group, Inc.                                 9,000   47,842       0.0%
    Oki Electric Industry Co., Ltd.                               6,700   87,416       0.0%
#   Okinawa Cellular Telephone Co.                                  700   21,883       0.0%
    OKUMA Corp.                                                   9,000   75,316       0.0%
    Okumura Corp.                                                 7,000   40,339       0.0%
    Okura Industrial Co., Ltd.                                    2,000    7,978       0.0%
    Okuwa Co., Ltd.                                               2,000   20,940       0.0%
    Olympus Corp.                                                10,700  381,407       0.1%
    Omron Corp.                                                   6,900  264,828       0.1%
    Ono Pharmaceutical Co., Ltd.                                  4,600  116,627       0.0%
    Onoken Co., Ltd.                                              1,100   13,560       0.0%
    Onward Holdings Co., Ltd.                                     8,000   53,550       0.0%
    Open House Co., Ltd.                                          1,800   38,022       0.0%
    Optex Co., Ltd.                                                 300    7,641       0.0%
    Oracle Corp. Japan                                            2,000  108,846       0.0%
    Organo Corp.                                                  2,000    8,626       0.0%
#*  Orient Corp.                                                 45,600   84,953       0.0%
    Oriental Land Co., Ltd.                                       3,400  198,604       0.1%
    Origin Electric Co., Ltd.                                     2,000    5,309       0.0%
    ORIX Corp.                                                      400    6,339       0.0%
    Osaka Gas Co., Ltd.                                          74,000  307,781       0.1%
    Osaka Soda Co., Ltd.                                          4,000   17,101       0.0%
    Osaki Electric Co., Ltd.                                      1,000    9,598       0.0%
#   OSG Corp.                                                     7,700  163,999       0.0%
    OSJB Holdings Corp.                                          11,900   28,310       0.0%
    Otsuka Corp.                                                  3,100  147,492       0.0%
#   Outsourcing, Inc.                                               800   30,359       0.0%
    Pacific Industrial Co., Ltd.                                  2,100   25,823       0.0%
*   Pacific Metals Co., Ltd.                                      7,000   21,066       0.0%
    Pack Corp. (The)                                                200    5,426       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   PAL GROUP Holdings Co., Ltd.                                  1,100 $ 27,252       0.0%
    PALTAC Corp.                                                  2,000   49,080       0.0%
    PanaHome Corp.                                                5,000   37,187       0.0%
    Panasonic Corp.                                              65,000  670,531       0.1%
    Panasonic Corp. Sponsored ADR                                24,160  242,325       0.1%
    Paramount Bed Holdings Co., Ltd.                              1,500   57,128       0.0%
    Parco Co., Ltd.                                                 900    8,338       0.0%
    Paris Miki Holdings, Inc.                                     2,800   11,916       0.0%
#   Pasona Group, Inc.                                              500    4,242       0.0%
#   PC Depot Corp.                                                3,840   18,791       0.0%
    Penta-Ocean Construction Co., Ltd.                           27,100  161,493       0.0%
#*  PeptiDream, Inc.                                              1,900   97,835       0.0%
    Pigeon Corp.                                                  8,200  230,695       0.1%
    Pilot Corp.                                                   2,600  116,246       0.0%
    Piolax, Inc.                                                    500   31,788       0.0%
*   Pioneer Corp.                                                22,000   53,958       0.0%
    Plenus Co., Ltd.                                              1,100   22,640       0.0%
#   Pola Orbis Holdings, Inc.                                     1,000   83,209       0.0%
    Press Kogyo Co., Ltd.                                         6,000   29,220       0.0%
    Pressance Corp.                                               1,200   13,829       0.0%
    Prestige International, Inc.                                  2,000   15,051       0.0%
    Prima Meat Packers, Ltd.                                      5,000   18,155       0.0%
    Pronexus, Inc.                                                  600    6,334       0.0%
    Qol Co., Ltd.                                                 1,800   28,382       0.0%
    Raito Kogyo Co., Ltd.                                         3,300   39,727       0.0%
    Rakuten, Inc.                                                13,400  154,484       0.0%
    Recruit Holdings Co., Ltd.                                    7,500  301,271       0.1%
    Relo Group, Inc.                                                300   49,677       0.0%
    Rengo Co., Ltd.                                              21,900  137,342       0.0%
    Resona Holdings, Inc.                                        65,300  289,441       0.1%
    Ricoh Co., Ltd.                                              36,800  299,928       0.1%
    Ricoh Leasing Co., Ltd.                                       1,700   49,109       0.0%
    Riken Corp.                                                     500   18,308       0.0%
    Ringer Hut Co., Ltd.                                          2,000   50,921       0.0%
    Rinnai Corp.                                                  1,000   96,066       0.0%
    Riso Kagaku Corp.                                             2,800   48,500       0.0%
    Rohto Pharmaceutical Co., Ltd.                                6,500  114,046       0.0%
    Rokko Butter Co., Ltd.                                        1,000   26,923       0.0%
    Roland DG Corp.                                                 700   16,528       0.0%
    Royal Holdings Co., Ltd.                                      1,800   31,105       0.0%
    Ryobi, Ltd.                                                   9,000   36,280       0.0%
    Ryoden Corp.                                                  2,000   12,857       0.0%
#   Ryohin Keikaku Co., Ltd.                                      1,200  256,323       0.1%
    Ryosan Co., Ltd.                                              1,400   43,114       0.0%
#   S Foods, Inc.                                                   600   16,055       0.0%
    Sac's Bar Holdings, Inc.                                      1,600   17,116       0.0%
    Saizeriya Co., Ltd.                                           1,800   47,410       0.0%
    Sakai Chemical Industry Co., Ltd.                             7,000   24,972       0.0%
    Sakata INX Corp.                                              3,000   39,277       0.0%
    Sakata Seed Corp.                                             1,800   51,818       0.0%
    San-A Co., Ltd.                                               1,400   76,209       0.0%
    San-Ai Oil Co., Ltd.                                          4,000   28,201       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   Sanden Holdings Corp.                                         6,000 $ 18,570       0.0%
    Sangetsu Corp.                                                2,000   38,621       0.0%
*   Sanken Electric Co., Ltd.                                     6,000   21,227       0.0%
    Sanki Engineering Co., Ltd.                                   5,200   47,160       0.0%
#   Sankyo Tateyama, Inc.                                         1,400   22,042       0.0%
    Sankyu, Inc.                                                 13,000   76,554       0.0%
    Sanoh Industrial Co., Ltd.                                    1,100    7,579       0.0%
#   Sanrio Co., Ltd.                                              2,600   48,699       0.0%
    Sanshin Electronics Co., Ltd.                                 2,400   21,239       0.0%
    Santen Pharmaceutical Co., Ltd.                              21,400  312,063       0.1%
    Sanwa Holdings Corp.                                         48,700  485,020       0.1%
    Sanyo Chemical Industries, Ltd.                               1,400   63,301       0.0%
    Sanyo Denki Co., Ltd.                                         2,000   12,999       0.0%
    Sanyo Electric Railway Co., Ltd.                              7,000   34,528       0.0%
#   Sanyo Shokai, Ltd.                                            9,000   14,493       0.0%
    Sapporo Holdings, Ltd.                                        6,600  186,455       0.1%
    Sato Holdings Corp.                                           2,000   44,057       0.0%
    Sawada Holdings Co., Ltd.                                     1,300   11,900       0.0%
    Sawai Pharmaceutical Co., Ltd.                                3,100  200,329       0.1%
    SBI Holdings, Inc.                                           23,500  279,163       0.1%
    SCREEN Holdings Co., Ltd.                                     3,400  232,592       0.1%
    SCSK Corp.                                                    1,743   65,019       0.0%
    Secom Co., Ltd.                                              10,200  735,819       0.2%
    Sega Sammy Holdings, Inc.                                     8,300  122,557       0.0%
    Seibu Holdings, Inc.                                          5,300   91,701       0.0%
    Seikitokyu Kogyo Co., Ltd.                                      100      482       0.0%
    Seiko Epson Corp.                                            13,600  275,643       0.1%
#   Seiko Holdings Corp.                                         11,000   36,006       0.0%
    Seino Holdings Co., Ltd.                                      7,800   86,429       0.0%
    Seiren Co., Ltd.                                              1,800   21,052       0.0%
    Sekisui House, Ltd.                                          30,700  507,278       0.1%
    Sekisui Jushi Corp.                                           2,000   32,944       0.0%
    Sekisui Plastics Co., Ltd.                                    2,500   18,438       0.0%
    Senko Co., Ltd.                                               6,320   43,693       0.0%
    Senshu Ikeda Holdings, Inc.                                  13,800   62,789       0.0%
    Senshukai Co., Ltd.                                           1,600   10,845       0.0%
#   Septeni Holdings Co., Ltd.                                    3,000   13,502       0.0%
    Seria Co., Ltd.                                               1,400  110,445       0.0%
    Seven & I Holdings Co., Ltd.                                 22,100  922,439       0.2%
#   Seven Bank, Ltd.                                             48,400  148,791       0.0%
*   Sharp Corp.                                                  91,000  157,893       0.0%
    Shibuya Corp.                                                 1,400   29,083       0.0%
#   Shiga Bank, Ltd. (The)                                       14,000   72,609       0.0%
    Shikoku Bank, Ltd. (The)                                     17,000   40,116       0.0%
    Shima Seiki Manufacturing, Ltd.                               1,700   47,902       0.0%
    Shimachu Co., Ltd.                                            2,900   77,815       0.0%
    Shimadzu Corp.                                               12,000  174,608       0.1%
    Shimamura Co., Ltd.                                             800  102,412       0.0%
    Shimano, Inc.                                                 2,200  376,155       0.1%
    Shimizu Bank, Ltd. (The)                                        500   15,081       0.0%
    Shimizu Corp.                                                23,000  204,416       0.1%
    Shin-Etsu Chemical Co., Ltd.                                  8,600  652,063       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Shin-Etsu Polymer Co., Ltd.                                    4,700 $   31,424       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                    6,000     25,947       0.0%
    Shinko Electric Industries Co., Ltd.                           4,200     27,067       0.0%
    Shinko Plantech Co., Ltd.                                      2,900     21,506       0.0%
    Shinko Shoji Co., Ltd.                                         1,000     11,281       0.0%
    Shinmaywa Industries, Ltd.                                    10,000     77,405       0.0%
    Shinoken Group Co., Ltd.                                         300      5,431       0.0%
    Shinsei Bank, Ltd.                                            83,000    134,191       0.0%
    Shionogi & Co., Ltd.                                           5,800    285,638       0.1%
    Ship Healthcare Holdings, Inc.                                 2,900     84,832       0.0%
    Shiseido Co., Ltd.                                            17,400    448,816       0.1%
    Shizuoka Bank, Ltd. (The)                                     15,000    126,593       0.0%
    Shizuoka Gas Co., Ltd.                                         6,500     51,008       0.0%
    Showa Corp.                                                    1,800     11,781       0.0%
    Showa Denko KK                                                10,700    141,382       0.0%
    Showa Sangyo Co., Ltd.                                         5,000     26,738       0.0%
    Showa Shell Sekiyu K.K.                                        9,600     89,446       0.0%
#   Siix Corp.                                                       600     24,011       0.0%
    Sinanen Holdings Co., Ltd.                                       800     15,872       0.0%
    Sinfonia Technology Co., Ltd.                                 11,000     20,205       0.0%
    Sintokogio, Ltd.                                               4,000     34,889       0.0%
    SKY Perfect JSAT Holdings, Inc.                               11,300     55,998       0.0%
    Skylark Co., Ltd.                                              9,400    132,179       0.0%
    SMC Corp.                                                      1,000    289,875       0.1%
#   SMS Co., Ltd.                                                  2,000     52,067       0.0%
    Sodick Co., Ltd.                                               1,800     13,512       0.0%
    SoftBank Group Corp.                                          33,284  2,096,288       0.4%
    Sogo Medical Co., Ltd.                                         1,000     30,405       0.0%
    Sohgo Security Services Co., Ltd.                              3,100    141,184       0.0%
    Sompo Holdings, Inc.                                          12,100    391,517       0.1%
#   Sony Financial Holdings, Inc.                                  4,600     64,604       0.0%
    Sotetsu Holdings, Inc.                                        17,000     82,957       0.0%
#   Sparx Group Co., Ltd.                                          7,000     13,387       0.0%
    Square Enix Holdings Co., Ltd.                                 2,800     92,622       0.0%
    St Marc Holdings Co., Ltd.                                     1,200     33,680       0.0%
    Star Micronics Co., Ltd.                                       3,000     42,715       0.0%
    Start Today Co., Ltd.                                          9,900    173,487       0.1%
    Starts Corp., Inc.                                             3,500     64,912       0.0%
    Starzen Co., Ltd.                                                300     15,888       0.0%
    Sugi Holdings Co., Ltd.                                        1,200     64,279       0.0%
    Suminoe Textile Co., Ltd.                                      5,000     10,567       0.0%
    Sumitomo Bakelite Co., Ltd.                                   20,000    108,614       0.0%
    Sumitomo Chemical Co., Ltd.                                  163,231    771,981       0.2%
    Sumitomo Dainippon Pharma Co., Ltd.                            2,200     38,103       0.0%
    Sumitomo Densetsu Co., Ltd.                                    2,100     23,294       0.0%
    Sumitomo Electric Industries, Ltd.                            33,900    500,821       0.1%
    Sumitomo Forestry Co., Ltd.                                    9,900    137,909       0.0%
    Sumitomo Heavy Industries, Ltd.                               57,000    300,077       0.1%
    Sumitomo Metal Mining Co., Ltd.                               15,000    194,923       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                        46,800     44,568       0.0%
    Sumitomo Mitsui Financial Group, Inc.                         47,700  1,653,838       0.3%
    Sumitomo Mitsui Trust Holdings, Inc.                           9,800    330,679       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Sumitomo Realty & Development Co., Ltd.                       4,000 $105,143       0.0%
    Sumitomo Riko Co., Ltd.                                       2,500   23,946       0.0%
    Sumitomo Seika Chemicals Co., Ltd.                              800   29,911       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                           14,000   74,845       0.0%
    Sundrug Co., Ltd.                                             1,900  149,458       0.0%
    Suntory Beverage & Food, Ltd.                                 4,500  196,760       0.1%
    Suruga Bank, Ltd.                                             5,700  139,153       0.0%
    Suzuken Co., Ltd.                                             5,890  189,178       0.1%
    Suzuki Motor Corp.                                           12,700  452,835       0.1%
    Sysmex Corp.                                                  6,500  450,463       0.1%
    T Hasegawa Co., Ltd.                                          1,500   26,486       0.0%
    T&D Holdings, Inc.                                           22,500  272,089       0.1%
    T&K Toka Co., Ltd.                                            1,000    9,473       0.0%
    T-Gaia Corp.                                                  2,700   41,528       0.0%
    Tachi-S Co., Ltd.                                             1,500   24,896       0.0%
    Tadano, Ltd.                                                 10,100  113,421       0.0%
    Taihei Dengyo Kaisha, Ltd.                                    3,000   31,097       0.0%
    Taiho Kogyo Co., Ltd.                                         1,600   22,967       0.0%
    Taikisha, Ltd.                                                1,200   30,312       0.0%
    Taiko Bank, Ltd. (The)                                        7,000   18,068       0.0%
    Taisei Corp.                                                 39,000  292,307       0.1%
    Taisho Pharmaceutical Holdings Co., Ltd.                        900   87,794       0.0%
    Taiyo Holdings Co., Ltd.                                      1,900   71,222       0.0%
    Taiyo Nippon Sanso Corp.                                      3,300   34,687       0.0%
    Takara Holdings, Inc.                                         6,800   64,401       0.0%
#   Takara Leben Co., Ltd.                                        2,200   14,923       0.0%
    Takara Standard Co., Ltd.                                     2,500   46,439       0.0%
    Takasago International Corp.                                  1,500   40,212       0.0%
    Takashimaya Co., Ltd.                                        21,000  171,276       0.1%
#*  Takata Corp.                                                  1,000    3,473       0.0%
    Takeda Pharmaceutical Co., Ltd.                              15,500  693,236       0.2%
    Takeei Corp.                                                  3,000   24,551       0.0%
    Takeuchi Manufacturing Co., Ltd.                              3,300   63,928       0.0%
    Takiron Co., Ltd.                                             2,000    9,415       0.0%
    Takuma Co., Ltd.                                              6,000   55,157       0.0%
    Tamron Co., Ltd.                                              1,000   17,508       0.0%
    Tamura Corp.                                                  4,000   16,445       0.0%
#   TASAKI & Co., Ltd.                                            1,200   16,916       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                     4,900   19,465       0.0%
    Tayca Corp.                                                   3,000   15,905       0.0%
#   TechnoPro Holdings, Inc.                                      2,900   99,338       0.0%
    Teijin, Ltd.                                                 21,200  409,614       0.1%
    Temp Holdings Co., Ltd.                                      16,100  273,051       0.1%
    Tenma Corp.                                                   2,100   36,373       0.0%
    THK Co., Ltd.                                                 5,200  109,792       0.0%
    TIS, Inc.                                                     5,800  131,245       0.0%
    TKC Corp.                                                       900   26,583       0.0%
    Toa Corp.(6894508)                                            1,300   27,368       0.0%
    Toa Corp.(6894434)                                              900    8,211       0.0%
    TOA ROAD Corp.                                                3,000    8,046       0.0%
    Toagosei Co., Ltd.                                            6,500   72,348       0.0%
    Tobishima Corp.                                              13,200   23,215       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Tobu Railway Co., Ltd.                                       16,000 $ 78,553       0.0%
    TOC Co., Ltd.                                                 2,800   25,299       0.0%
    Tocalo Co., Ltd.                                                600   13,460       0.0%
    Tochigi Bank, Ltd. (The)                                      5,000   24,106       0.0%
    Toda Corp.                                                   14,000   75,881       0.0%
    Toei Co., Ltd.                                                5,000   40,172       0.0%
    Toenec Corp.                                                  4,000   19,164       0.0%
    Toho Bank, Ltd. (The)                                        12,000   45,556       0.0%
    Toho Co., Ltd.(6895211)                                         200    4,723       0.0%
    Toho Co., Ltd.(6895200)                                       2,700   81,006       0.0%
    Toho Gas Co., Ltd.                                           26,000  241,107       0.1%
#   Toho Holdings Co., Ltd.                                       7,400  155,263       0.0%
    Toho Titanium Co., Ltd.                                       4,300   28,676       0.0%
#   Toho Zinc Co., Ltd.                                           8,000   27,917       0.0%
    Tokai Carbon Co., Ltd.                                       10,000   30,409       0.0%
    Tokai Corp.                                                     900   30,656       0.0%
#   TOKAI Holdings Corp.                                          4,600   29,563       0.0%
    Tokai Rika Co., Ltd.                                          2,800   52,507       0.0%
    Tokai Tokyo Financial Holdings, Inc.                         11,000   55,808       0.0%
    Token Corp.                                                     620   44,807       0.0%
    Tokio Marine Holdings, Inc.                                  20,900  824,366       0.2%
    Tokushu Tokai Paper Co., Ltd.                                   400   13,632       0.0%
#*  Tokuyama Corp.                                               31,000  132,549       0.0%
    Tokyo Broadcasting System Holdings, Inc.                      3,600   56,569       0.0%
    Tokyo Century Corp.                                           3,200  112,758       0.0%
    Tokyo Electron, Ltd.                                          7,900  712,619       0.2%
    Tokyo Energy & Systems, Inc.                                  2,000   19,301       0.0%
    Tokyo Gas Co., Ltd.                                          79,000  358,460       0.1%
    Tokyo Ohka Kogyo Co., Ltd.                                    3,400  120,726       0.0%
    Tokyo Seimitsu Co., Ltd.                                      2,100   57,293       0.0%
    Tokyo Tatemono Co., Ltd.                                      4,400   55,893       0.0%
    Tokyo TY Financial Group, Inc.                                2,485   79,518       0.0%
    Tokyu Construction Co., Ltd.                                  5,900   59,618       0.0%
    Tokyu Corp.                                                  27,765  207,861       0.1%
    Tokyu Fudosan Holdings Corp.                                 24,900  140,345       0.0%
    TOMONY Holdings, Inc.                                         8,700   44,949       0.0%
    Tomy Co., Ltd.                                                7,000   75,617       0.0%
    Tonami Holdings Co., Ltd.                                     3,000    8,082       0.0%
    TonenGeneral Sekiyu K.K.                                     20,000  196,930       0.1%
    Topcon Corp.                                                  7,500  111,944       0.0%
    Toppan Forms Co., Ltd.                                        4,300   42,742       0.0%
    Toppan Printing Co., Ltd.                                    19,000  178,676       0.1%
    Topre Corp.                                                   2,800   64,837       0.0%
    Toray Industries, Inc.                                       42,107  391,887       0.1%
    Toridoll Holdings Corp.                                       1,400   32,436       0.0%
#   Torishima Pump Manufacturing Co., Ltd.                        1,100   11,855       0.0%
*   Toshiba Corp.                                                86,000  311,391       0.1%
    Toshiba Machine Co., Ltd.                                     8,000   28,893       0.0%
#   Toshiba Plant Systems & Services Corp.                        2,000   32,249       0.0%
*   Toshiba TEC Corp.                                            13,000   57,939       0.0%
#   Totetsu Kogyo Co., Ltd.                                       1,300   36,851       0.0%
    TOTO, Ltd.                                                    5,500  219,729       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    Towa Bank, Ltd. (The)                                        35,000 $   36,991       0.0%
    Towa Corp.                                                    2,800     32,221       0.0%
#   Towa Pharmaceutical Co., Ltd.                                   600     22,380       0.0%
    Toyo Construction Co., Ltd.                                   9,000     37,513       0.0%
    Toyo Engineering Corp.                                        4,000     13,702       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               23,000    106,935       0.0%
#   Toyo Kanetsu K.K.                                             8,000     18,119       0.0%
    Toyo Securities Co., Ltd.                                     4,000      7,117       0.0%
    Toyo Seikan Group Holdings, Ltd.                              7,700    142,028       0.0%
    Toyo Suisan Kaisha, Ltd.                                      2,400     97,233       0.0%
    Toyo Tanso Co., Ltd.                                          1,200     17,255       0.0%
    Toyobo Co., Ltd.                                             81,227    132,956       0.0%
    Toyoda Gosei Co., Ltd.                                        6,300    144,362       0.0%
    Toyota Boshoku Corp.                                          5,400    136,140       0.0%
    Toyota Industries Corp.                                       2,500    114,708       0.0%
    Toyota Motor Corp.                                           62,119  3,603,319       0.7%
    Toyota Motor Corp. Sponsored ADR                             17,953  2,076,444       0.4%
    Toyota Tsusho Corp.                                          30,200    712,976       0.2%
    TPR Co., Ltd.                                                 1,400     40,483       0.0%
    Trancom Co., Ltd.                                               800     46,545       0.0%
    Trend Micro, Inc.                                             4,900    172,550       0.1%
    Trusco Nakayama Corp.                                           400     20,681       0.0%
    TS Tech Co., Ltd.                                             7,200    193,044       0.1%
    TSI Holdings Co., Ltd.                                        9,100     51,170       0.0%
    Tsubakimoto Chain Co.                                        11,000     87,136       0.0%
#   Tsugami Corp.                                                 4,000     21,962       0.0%
    Tsukishima Kikai Co., Ltd.                                    1,300     14,553       0.0%
    Tsukuba Bank, Ltd.                                            5,900     17,624       0.0%
    Tsukui Corp.                                                  8,000     52,462       0.0%
    Tsuruha Holdings, Inc.                                        1,600    184,613       0.1%
#   Tsurumi Manufacturing Co., Ltd.                               1,900     27,651       0.0%
    TV Asahi Holdings Corp.                                       1,400     26,264       0.0%
    Tv Tokyo Holdings Corp.                                         700     16,016       0.0%
    UKC Holdings Corp.                                              600     10,040       0.0%
    Ulvac, Inc.                                                   4,200    132,611       0.0%
#   Unicharm Corp.                                               13,900    330,531       0.1%
    Unipres Corp.                                                 2,700     52,106       0.0%
    United Arrows, Ltd.                                           2,800     76,432       0.0%
    United Super Markets Holdings, Inc.                           2,700     24,379       0.0%
#*  Universal Entertainment Corp.                                 1,200     35,917       0.0%
    Usen Corp.                                                    9,900     31,947       0.0%
    Ushio, Inc.                                                   8,100     97,717       0.0%
    USS Co., Ltd.                                                 8,800    148,829       0.0%
    V Technology Co., Ltd.                                          300     35,727       0.0%
    Valor Holdings Co., Ltd.                                      3,800    107,785       0.0%
    Vital KSK Holdings, Inc.                                      1,000     10,577       0.0%
#   VT Holdings Co., Ltd.                                         6,800     36,530       0.0%
    Wacoal Holdings Corp.                                         9,000    103,838       0.0%
#   Wacom Co., Ltd.                                               7,400     22,330       0.0%
    Wakita & Co., Ltd.                                            2,800     23,875       0.0%
#   Warabeya Nichiyo Holdings Co., Ltd.                           1,000     24,119       0.0%
    WATAMI Co., Ltd.                                              1,700     18,439       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES   VALUE++    OF NET ASSETS**
                                                                 ------ ------------ ---------------
JAPAN -- (Continued)
#   Welcia Holdings Co., Ltd.                                     1,600 $    109,086       0.0%
    West Japan Railway Co.                                        2,900      178,573       0.1%
    Wowow, Inc.                                                   1,300       37,191       0.0%
    Xebio Holdings Co., Ltd.                                      1,700       26,389       0.0%
    Yahagi Construction Co., Ltd.                                 3,600       33,021       0.0%
#   Yahoo Japan Corp.                                            50,000      191,799       0.1%
    Yaizu Suisankagaku Industry Co., Ltd.                           200        1,929       0.0%
#   Yakult Honsha Co., Ltd.                                       3,200      149,195       0.0%
    YAMABIKO Corp.                                                2,800       27,690       0.0%
    Yamada Denki Co., Ltd.                                       25,600      132,326       0.0%
    Yamagata Bank, Ltd. (The)                                    10,000       43,199       0.0%
    Yamaguchi Financial Group, Inc.                              10,000      110,243       0.0%
    Yamaha Corp.                                                  3,800      135,772       0.0%
    Yamaha Motor Co., Ltd.                                       11,600      257,694       0.1%
#   Yamaichi Electronics Co., Ltd.                                3,500       27,747       0.0%
    Yamanashi Chuo Bank, Ltd. (The)                               9,000       44,018       0.0%
    Yamato Holdings Co., Ltd.                                     5,200      118,472       0.0%
    Yamazaki Baking Co., Ltd.                                     6,800      152,469       0.0%
    Yamazen Corp.                                                 3,900       31,099       0.0%
    Yaoko Co., Ltd.                                                 700       29,392       0.0%
    Yaskawa Electric Corp.                                       30,300      483,403       0.1%
    Yasuda Logistics Corp.                                        1,500        9,843       0.0%
    Yellow Hat, Ltd.                                                400        8,543       0.0%
    Yokogawa Bridge Holdings Corp.                                2,300       25,269       0.0%
#   Yokogawa Electric Corp.                                      23,100      324,485       0.1%
#   Yokohama Reito Co., Ltd.                                      3,900       39,445       0.0%
    Yondenko Corp.                                                2,000        7,797       0.0%
    Yondoshi Holdings, Inc.                                         900       22,484       0.0%
    Yorozu Corp.                                                    900       14,173       0.0%
    Yoshinoya Holdings Co., Ltd.                                    800       12,054       0.0%
    Yuasa Trading Co., Ltd.                                       1,500       35,935       0.0%
    Yumeshin Holdings Co., Ltd.                                   1,700       12,033       0.0%
    Yurtec Corp.                                                  3,000       21,976       0.0%
    Yusen Logistics Co., Ltd.                                       800        8,145       0.0%
    Zenkoku Hosho Co., Ltd.                                       1,800       77,391       0.0%
    Zenrin Co., Ltd.                                                600       10,466       0.0%
    Zensho Holdings Co., Ltd.                                     7,500      140,069       0.0%
    Zeon Corp.                                                   15,000      137,026       0.0%
    ZERIA Pharmaceutical Co., Ltd.                                1,100       18,434       0.0%
    Zojirushi Corp.                                               1,400       19,302       0.0%
                                                                        ------------      ----
TOTAL JAPAN                                                              124,402,031      23.9%
                                                                        ------------      ----
NETHERLANDS -- (3.5%)
    Aalberts Industries NV                                        7,964      251,516       0.1%
    Accell Group                                                  1,885       47,149       0.0%
    Aegon NV                                                     81,799      353,858       0.1%
    Akzo Nobel NV                                                20,136    1,301,008       0.3%
#*  Altice NV Class A                                            16,909      311,870       0.1%
*   Altice NV Class B                                             5,130       95,503       0.0%
    AMG Advanced Metallurgical Group NV                           3,569       71,074       0.0%
    Amsterdam Commodities NV                                      1,121       25,326       0.0%
#   APERAM SA                                                     4,634      210,749       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Arcadis NV                                                     5,092 $    67,021       0.0%
    ASM International NV                                           4,549     194,040       0.0%
    ASML Holding NV(B929F46)                                       2,919     308,803       0.1%
    ASML Holding NV(B908F01)                                       3,404     359,530       0.1%
    BE Semiconductor Industries NV                                 2,147      69,942       0.0%
    Beter Bed Holding NV                                             515       9,325       0.0%
    BinckBank NV                                                   5,442      32,293       0.0%
    Brunel International NV                                        2,332      38,082       0.0%
    Corbion NV                                                     5,493     126,716       0.0%
    Delta Lloyd NV                                                59,060     356,801       0.1%
*   Fugro NV                                                      10,466     187,155       0.0%
    Gemalto NV(B011JK4)                                              629      34,213       0.0%
    Gemalto NV(B9MS8P5)                                            4,990     271,115       0.1%
    GrandVision NV                                                 2,918      66,825       0.0%
*   Heijmans NV                                                    2,550      24,416       0.0%
    Heineken NV                                                    6,749     555,903       0.1%
    Hunter Douglas NV                                                235      12,533       0.0%
    IMCD Group NV                                                  1,849      79,966       0.0%
    ING Groep NV                                                  58,766     771,422       0.2%
    ING Groep NV Sponsored ADR                                    87,023   1,140,871       0.2%
    KAS Bank NV                                                      625       5,667       0.0%
    Kendrion NV                                                    1,050      30,283       0.0%
    Koninklijke Ahold Delhaize NV                                 66,058   1,506,941       0.3%
    Koninklijke Ahold Delhaize NV Sponsored ADR                    9,543     217,384       0.0%
    Koninklijke BAM Groep NV                                      18,747      87,224       0.0%
    Koninklijke DSM NV                                            12,831     824,706       0.2%
    Koninklijke KPN NV                                           284,600     928,009       0.2%
    Koninklijke Philips NV(5986622)                               27,185     819,143       0.2%
    Koninklijke Philips NV(500472303)                             15,186     456,036       0.1%
    Koninklijke Vopak NV                                           6,798     343,112       0.1%
    Nederland Apparatenfabriek                                       620      21,441       0.0%
    NN Group NV                                                   18,034     543,232       0.1%
*   Ordina NV                                                     12,745      33,956       0.0%
*   PostNL NV                                                     32,739     154,190       0.0%
    Randstad Holding NV                                           15,296     786,716       0.2%
    RELX NV                                                       44,774     755,003       0.1%
    RELX NV Sponsored ADR                                          8,127     136,611       0.0%
#   SBM Offshore NV                                               15,760     226,225       0.0%
    Sligro Food Group NV                                           1,948      69,730       0.0%
    Telegraaf Media Groep NV                                         581       2,358       0.0%
    TKH Group NV                                                   2,875     110,646       0.0%
#*  TomTom NV                                                      4,250      34,368       0.0%
    Unilever NV(904784709)                                        46,987   1,964,996       0.4%
#   Unilever NV(B12T3J1)                                          17,649     738,187       0.1%
    Van Lanschot NV                                                  450       9,226       0.0%
    Wessanen                                                       7,043      84,153       0.0%
    Wolters Kluwer NV                                             19,850     767,605       0.2%
                                                                         -----------       ---
TOTAL NETHERLANDS                                                         19,032,173       3.7%
                                                                         -----------       ---
NEW ZEALAND -- (0.5%)
#*  a2 Milk Co., Ltd.                                             20,453      27,156       0.0%
    Auckland International Airport, Ltd.                          19,632      92,460       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Chorus, Ltd.                                                  42,148 $  110,089       0.0%
    Chorus, Ltd. ADR                                                 880     11,528       0.0%
    EBOS Group, Ltd.                                               4,041     49,235       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                        38,589    244,324       0.1%
    Fletcher Building, Ltd.(6341606)                              65,231    483,236       0.1%
    Fletcher Building, Ltd.(6341617)                               1,711     12,611       0.0%
    Freightways, Ltd.                                              8,232     37,606       0.0%
#   Heartland Bank, Ltd.                                          24,551     26,310       0.0%
    Infratil, Ltd.                                                32,492     69,212       0.0%
    Mainfreight, Ltd.                                              3,422     45,420       0.0%
    Mercury NZ, Ltd.                                              43,822     95,665       0.0%
    Meridian Energy, Ltd.                                         52,341     96,200       0.0%
    Metlifecare, Ltd.                                              6,336     26,177       0.0%
    New Zealand Refining Co., Ltd. (The)                           7,267     11,637       0.0%
#   NZME, Ltd.                                                     3,265      1,553       0.0%
#   Port of Tauranga, Ltd.                                         8,115     22,624       0.0%
    Restaurant Brands New Zealand, Ltd.                            3,600     13,592       0.0%
    Ryman Healthcare, Ltd.                                         6,901     43,800       0.0%
    SKY Network Television, Ltd.                                  17,481     57,719       0.0%
    SKYCITY Entertainment Group, Ltd.                             25,575     71,299       0.0%
    Spark New Zealand, Ltd.                                      251,037    656,558       0.2%
    Steel & Tube Holdings, Ltd.                                    4,051      6,337       0.0%
    Trade Me Group, Ltd.                                          36,435    126,568       0.1%
    Warehouse Group, Ltd. (The)                                    5,791     12,419       0.0%
*   Xero, Ltd.                                                     1,440     18,271       0.0%
    Z Energy, Ltd.                                                13,793     77,090       0.0%
                                                                         ----------       ---
TOTAL NEW ZEALAND                                                         2,546,696       0.5%
                                                                         ----------       ---
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                                41,376     24,487       0.0%
    AF Gruppen ASA                                                 1,030     18,200       0.0%
#*  Akastor ASA                                                   21,251     29,297       0.0%
*   Aker BP ASA                                                    2,132     34,116       0.0%
*   Aker Solutions ASA                                            21,896    100,432       0.0%
    American Shipping Co. ASA                                      3,443     10,380       0.0%
    Atea ASA                                                      10,236     91,655       0.0%
    Austevoll Seafood ASA                                          5,066     45,675       0.0%
    Bakkafrost P/F                                                 1,935     81,129       0.0%
    Borregaard ASA                                                 5,619     55,076       0.0%
    BW LPG, Ltd.                                                   2,364      7,626       0.0%
    BW Offshore, Ltd.                                            378,192     15,532       0.0%
    DNB ASA                                                       39,317    568,393       0.1%
    Ekornes ASA                                                      454      5,713       0.0%
#*  Fred Olsen Energy ASA                                          3,684      6,322       0.0%
    Frontline, Ltd.                                                1,480     10,843       0.0%
    Gjensidige Forsikring ASA                                      7,125    127,659       0.0%
    Golar LNG, Ltd.                                                  568     12,434       0.0%
    Grieg Seafood ASA                                              4,918     43,279       0.0%
#*  Hexagon Composites ASA                                         6,571     23,033       0.0%
*   Kongsberg Automotive ASA                                      23,789     19,636       0.0%
    Kongsberg Gruppen ASA                                          1,943     27,739       0.0%
    Kvaerner ASA                                                  37,738     49,509       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
NORWAY -- (Continued)
    Leroy Seafood Group ASA                                       2,918 $  154,273       0.1%
    Marine Harvest ASA                                           18,285    331,808       0.1%
#*  Nordic Semiconductor ASA                                     13,537     54,169       0.0%
*   Norske Skogindustrier ASA                                     2,500        884       0.0%
    Ocean Yield ASA                                               3,191     26,644       0.0%
*   Opera Software ASA                                            2,172     15,305       0.0%
    Orkla ASA                                                    13,701    129,371       0.1%
#*  Petroleum Geo-Services ASA                                   17,151     46,040       0.0%
*   Prosafe SE                                                   57,240      1,933       0.0%
    Protector Forsikring ASA                                      8,545     73,122       0.0%
    Salmar ASA                                                    2,031     65,909       0.0%
#   Scatec Solar ASA                                              7,657     30,841       0.0%
    Schibsted ASA Class A                                         5,377    128,873       0.0%
    Schibsted ASA Class B                                         5,402    121,708       0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                       6,910     14,692       0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                      15,200     32,376       0.0%
    SpareBank 1 SMN                                               2,099     15,439       0.0%
    SpareBank 1 SR-Bank ASA                                       6,486     38,658       0.0%
*   Storebrand ASA                                               57,786    297,201       0.1%
*   Subsea 7 SA                                                  23,838    266,852       0.1%
    TGS Nopec Geophysical Co. ASA                                20,837    421,476       0.1%
    Tomra Systems ASA                                             4,410     47,877       0.0%
    Veidekke ASA                                                  5,045     75,399       0.0%
    Wilh Wilhelmsen Holding ASA Class A                           1,249     26,675       0.0%
    XXL ASA                                                       4,315     54,014       0.0%
                                                                        ----------       ---
TOTAL NORWAY                                                             3,879,704       0.7%
                                                                        ----------       ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                 6,485     22,597       0.0%
*   Banco BPI SA                                                 45,254     56,176       0.0%
#*  Banco Comercial Portugues SA Class R                         14,284     19,024       0.0%
*   Banco Espirito Santo SA                                      18,689         --       0.0%
    CTT-Correios de Portugal SA                                  14,273     94,441       0.0%
    Galp Energia SGPS SA                                         26,443    358,521       0.1%
    Jeronimo Martins SGPS SA                                     20,990    360,674       0.1%
    Mota-Engil SGPS SA                                            4,412      8,614       0.0%
    Navigator Co SA (The)                                        16,903     49,503       0.0%
    NOS SGPS SA                                                  20,477    136,078       0.0%
    REN--Redes Energeticas Nacionais SGPS SA                     21,562     63,008       0.0%
    Semapa-Sociedade de Investimento e Gestao                     2,286     29,341       0.0%
    Sonae SGPS SA                                                62,893     50,003       0.0%
                                                                        ----------       ---
TOTAL PORTUGAL                                                           1,247,980       0.2%
                                                                        ----------       ---
SINGAPORE -- (0.8%)
*   Banyan Tree Holdings, Ltd.                                   47,000     13,413       0.0%
*   Boustead Projects, Ltd.                                       5,100      2,656       0.0%
    Boustead Singapore, Ltd.                                     50,700     32,626       0.0%
    Bukit Sembawang Estates, Ltd.                                 5,000     16,200       0.0%
    Bund Center Investment, Ltd.                                  5,250      2,648       0.0%
    Chip Eng Seng Corp., Ltd.                                    45,000     20,819       0.0%
    City Developments, Ltd.                                      17,000    103,508       0.0%
    ComfortDelGro Corp., Ltd.                                    97,000    176,852       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
SINGAPORE -- (Continued)
#*  COSCO Corp. Singapore, Ltd.                                   21,000 $  3,843       0.0%
    CSE Global, Ltd.                                              38,000   11,207       0.0%
#   CWT, Ltd.                                                     21,000   29,817       0.0%
    Dairy Farm International Holdings, Ltd.                       14,800  104,648       0.0%
    DBS Group Holdings, Ltd.                                      33,537  361,485       0.1%
    Del Monte Pacific, Ltd.                                       92,600   22,961       0.0%
    Delfi, Ltd.                                                   28,200   45,448       0.0%
*   Ezion Holdings, Ltd.                                         208,780   44,733       0.0%
#*  Ezra Holdings, Ltd.                                          280,402    8,590       0.0%
    Frasers Centrepoint, Ltd.                                      9,000    9,607       0.0%
    Genting Singapore P.L.C.                                      36,500   19,532       0.0%
    Great Eastern Holdings, Ltd.                                   2,000   29,385       0.0%
    GuocoLand, Ltd.                                               17,666   24,356       0.0%
*   Halcyon Agri Corp., Ltd.                                      28,372    9,698       0.0%
    Hongkong Land Holdings, Ltd.                                   2,600   17,410       0.0%
    Hutchison Port Holdings Trust                                263,600  117,094       0.1%
    Hyflux, Ltd.                                                  26,000    8,669       0.0%
    Keppel Telecommunications & Transportation, Ltd.               3,000    3,711       0.0%
    Lian Beng Group, Ltd.                                         30,000    9,801       0.0%
    M1, Ltd.                                                      24,100   35,357       0.0%
    Mandarin Oriental International, Ltd.                          6,800    9,497       0.0%
    Metro Holdings, Ltd.                                          30,100   21,166       0.0%
    Midas Holdings, Ltd.                                          71,000   10,990       0.0%
*   Nam Cheong, Ltd.                                              80,000    3,266       0.0%
    NSL, Ltd.                                                      2,000    2,034       0.0%
    Oversea-Chinese Banking Corp., Ltd.                           80,586  490,941       0.1%
    Oxley Holdings, Ltd.                                          33,700   11,252       0.0%
    Pacc Offshore Services Holdings, Ltd.                         40,700    8,903       0.0%
*   Raffles Education Corp., Ltd.                                  5,310      719       0.0%
    Raffles Medical Group, Ltd.                                   39,432   42,632       0.0%
    RHT Health Trust                                              15,400    9,540       0.0%
    SATS, Ltd.                                                    44,360  154,323       0.1%
#   SembCorp Marine, Ltd.                                         53,500   49,607       0.0%
    Sheng Siong Group, Ltd.                                       39,700   29,822       0.0%
    SIA Engineering Co., Ltd.                                      9,700   25,730       0.0%
*   SIIC Environment Holdings, Ltd.                               50,000   22,837       0.0%
    Sinarmas Land, Ltd.                                          101,700   35,094       0.0%
    Singapore Exchange, Ltd.                                      17,500   89,162       0.0%
    Singapore Post, Ltd.                                          84,000   96,517       0.0%
    Singapore Press Holdings, Ltd.                                38,400  102,620       0.0%
    Singapore Technologies Engineering, Ltd.                      92,700  208,405       0.1%
    Singapore Telecommunications, Ltd.(B02PY22)                  202,500  564,353       0.1%
    Singapore Telecommunications, Ltd.(B02PY00)                   24,000   67,233       0.0%
    Stamford Land Corp., Ltd.                                     32,000   10,459       0.0%
    StarHub, Ltd.                                                 30,100   73,065       0.0%
    Super Group, Ltd.                                             18,000   12,550       0.0%
*   Swiber Holdings, Ltd.                                         50,250    3,937       0.0%
*   Tat Hong Holdings, Ltd.                                       24,000    7,594       0.0%
    United Engineers, Ltd.                                        42,500   79,086       0.0%
    United Industrial Corp., Ltd.                                 35,700   69,831       0.0%
    United Overseas Bank, Ltd.                                    35,140  474,060       0.1%
    UOB-Kay Hian Holdings, Ltd.                                   11,000   10,463       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SINGAPORE -- (Continued)
    UOL Group, Ltd.                                               14,451 $   58,775       0.0%
#*  Vard Holdings, Ltd.                                           23,000      3,064       0.0%
    Venture Corp., Ltd.                                           10,600     72,411       0.0%
    Wheelock Properties Singapore, Ltd.                           12,900     13,828       0.0%
*   Yongnam Holdings, Ltd.                                        42,375      6,099       0.0%
                                                                         ----------       ---
TOTAL SINGAPORE                                                           4,237,939       0.8%
                                                                         ----------       ---
SPAIN -- (2.9%)
#   Abertis Infraestructuras SA                                   23,556    349,156       0.1%
    Acciona SA                                                     3,439    261,341       0.1%
    Acerinox SA                                                   12,095    148,839       0.0%
    ACS Actividades de Construccion y Servicios SA                 9,753    298,344       0.1%
    Adveo Group International SA                                     590      2,157       0.0%
    Aena SA                                                        4,076    597,279       0.1%
    Almirall SA                                                    3,589     51,592       0.0%
    Amadeus IT Group SA                                           24,792  1,166,806       0.2%
    Applus Services SA                                             8,134     78,045       0.0%
    Atresmedia Corp de Medios de Comunicacion SA                   7,141     73,371       0.0%
    Banco Bilbao Vizcaya Argentaria SA                            37,403    269,251       0.1%
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             123,553    890,819       0.2%
    Banco de Sabadell SA                                         396,084    528,862       0.1%
    Banco Popular Espanol SA                                      76,851     84,085       0.0%
    Banco Santander SA                                           364,043  1,783,820       0.3%
    Banco Santander SA Sponsored ADR                              95,174    460,643       0.1%
    Bankia SA                                                    630,954    554,328       0.1%
    Bankinter SA                                                  48,016    367,004       0.1%
*   Baron de Ley                                                     128     14,490       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                           4,251    128,475       0.0%
    CaixaBank SA                                                 112,745    340,195       0.1%
*   Caja de Ahorros del Mediterraneo                                 233         --       0.0%
    Cellnex Telecom SA                                             1,553     25,468       0.0%
*   Cementos Portland Valderrivas SA                                 155      1,062       0.0%
    Cia de Distribucion Integral Logista Holdings SA               2,806     62,227       0.0%
    Cie Automotive SA                                              3,972     81,771       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                     77     28,969       0.0%
    Distribuidora Internacional de Alimentacion SA                49,531    264,550       0.1%
    Ebro Foods SA                                                  1,697     36,593       0.0%
    Elecnor SA                                                         3         30       0.0%
    Enagas SA                                                     24,828    711,693       0.1%
    Faes Farma SA                                                  8,588     31,527       0.0%
    Ferrovial SA                                                  22,463    436,408       0.1%
    Gamesa Corp. Tecnologica SA                                   23,510    542,809       0.1%
    Gas Natural SDG SA                                            11,952    235,267       0.0%
    Grifols SA                                                    12,668    249,969       0.1%
    Grupo Catalana Occidente SA                                    2,622     82,570       0.0%
*   Indra Sistemas SA                                              3,186     39,400       0.0%
    Inmobiliaria Colonial SA                                       9,682     68,274       0.0%
    Laboratorios Farmaceuticos Rovi SA                             1,523     20,598       0.0%
*   Liberbank SA                                                  20,113     19,950       0.0%
    Mapfre SA                                                     83,979    249,117       0.1%
    Mediaset Espana Comunicacion SA                               28,966    323,238       0.1%
*   NH Hotel Group SA                                              8,316     36,693       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SPAIN -- (Continued)
    Obrascon Huarte Lain SA                                        7,119 $    28,534       0.0%
    Papeles y Cartones de Europa SA                                4,138      21,587       0.0%
*   Pescanova SA                                                   1,279          --       0.0%
*   Promotora de Informaciones SA Class A                          4,928      34,143       0.0%
    Prosegur Cia de Seguridad SA                                  19,371     140,463       0.0%
*   Realia Business SA                                            12,564      12,151       0.0%
    Red Electrica Corp. SA                                        23,424     487,980       0.1%
    Repsol SA                                                     57,092     797,146       0.2%
    Sacyr SA                                                      27,798      63,377       0.0%
    Saeta Yield SA                                                 1,640      15,831       0.0%
*   Talgo SA                                                       4,061      18,858       0.0%
    Tecnicas Reunidas SA                                           1,914      71,614       0.0%
    Telefonica SA                                                141,276   1,435,453       0.3%
    Telefonica SA Sponsored ADR                                   23,967     243,025       0.0%
*   Tubos Reunidos SA                                              1,662       1,547       0.0%
    Vidrala SA                                                     1,032      58,942       0.0%
    Viscofan SA                                                    2,065      97,223       0.0%
*   Vocento SA                                                       844       1,129       0.0%
    Zardoya Otis SA                                               14,852     125,084       0.0%
                                                                         -----------       ---
TOTAL SPAIN                                                               15,651,172       3.0%
                                                                         -----------       ---
SWEDEN -- (3.5%)
    AAK AB                                                         1,283      84,723       0.0%
    Acando AB                                                     12,563      32,168       0.0%
*   AddLife AB                                                       927      14,319       0.0%
    AddTech AB Class B                                             2,966      42,188       0.0%
    AF AB Class B                                                  3,794      69,435       0.0%
    Alfa Laval AB                                                 17,131     245,773       0.1%
    Assa Abloy AB Class B                                         24,735     449,520       0.1%
#   Atlas Copco AB Class A                                        28,611     838,161       0.2%
    Atlas Copco AB Class B                                        16,833     439,688       0.1%
#   Atrium Ljungberg AB Class B                                    2,034      31,598       0.0%
    Avanza Bank Holding AB                                         1,203      45,476       0.0%
    Axfood AB                                                      7,450     116,428       0.0%
    B&B Tools AB Class B                                           2,281      50,790       0.0%
    Beijer Alma AB                                                 1,735      40,080       0.0%
    Beijer Ref AB                                                    522      12,219       0.0%
    Betsson AB                                                     3,966      38,283       0.0%
    Bilia AB Class A                                               3,152      75,156       0.0%
    BillerudKorsnas AB                                            22,695     372,685       0.1%
    BioGaia AB Class B                                               462      14,121       0.0%
    Bjorn Borg AB                                                    385       1,714       0.0%
    Boliden AB                                                    27,923     647,156       0.1%
*   Bonava AB                                                        392       4,746       0.0%
*   Bonava AB Class B                                              6,560      81,054       0.0%
    Bulten AB                                                      2,524      25,241       0.0%
    Bure Equity AB                                                 6,458      70,758       0.0%
    Byggmax Group AB                                               3,589      23,641       0.0%
    Castellum AB                                                   4,958      67,181       0.0%
    Clas Ohlson AB Class B                                         2,302      32,498       0.0%
    Cloetta AB Class B                                            12,832      45,466       0.0%
    Com Hem Holding AB                                             5,941      53,463       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWEDEN -- (Continued)
    Concentric AB                                                  1,936 $   23,024       0.0%
*   Doro AB                                                        4,193     26,702       0.0%
    Duni AB                                                        2,923     38,881       0.0%
    Dustin Group AB                                                1,775     12,101       0.0%
    East Capital Explorer AB                                       1,441      9,576       0.0%
    Electrolux AB Series B                                         8,615    203,903       0.0%
    Elekta AB Class B                                             26,751    231,940       0.1%
    Fabege AB                                                      7,735    130,640       0.0%
#*  Fingerprint Cards AB Class B                                  28,611    277,087       0.1%
    Getinge AB Class B                                            14,779    242,013       0.1%
    Granges AB                                                     1,086     10,553       0.0%
    Gunnebo AB                                                     1,977      9,164       0.0%
    Haldex AB                                                      3,031     39,042       0.0%
    Hennes & Mauritz AB Class B                                   36,166  1,017,084       0.2%
    Hexagon AB Class B                                             7,616    266,500       0.1%
    Hexpol AB                                                     30,998    254,749       0.1%
    HIQ International AB                                           2,384     14,839       0.0%
    Holmen AB Class B                                              5,967    204,165       0.0%
    Husqvarna AB Class A                                           3,992     29,961       0.0%
#   Husqvarna AB Class B                                          36,925    277,609       0.1%
#   ICA Gruppen AB                                                 3,806    118,156       0.0%
    Indutrade AB                                                   5,373     99,940       0.0%
#   Intrum Justitia AB                                             6,686    206,146       0.0%
    Inwido AB                                                      2,213     24,184       0.0%
#   ITAB Shop Concept AB Class B                                   1,293     10,040       0.0%
    JM AB                                                         13,383    385,288       0.1%
    KappAhl AB                                                     5,248     27,365       0.0%
    Lagercrantz Group AB Class B                                   1,440     13,226       0.0%
    Lifco AB Class B                                                 390      9,868       0.0%
    Lindab International AB                                        7,293     62,453       0.0%
    Loomis AB Class B                                             10,561    300,200       0.1%
*   Lundin Petroleum AB                                           10,447    187,788       0.0%
*   Medivir AB Class B                                             1,257      9,217       0.0%
#   Mekonomen AB                                                   1,588     28,230       0.0%
    Millicom International Cellular SA                             5,882    258,436       0.1%
    Modern Times Group MTG AB Class B                              5,114    137,636       0.0%
#   MQ Holding AB                                                  2,128      8,003       0.0%
    Mycronic AB                                                    9,882    103,146       0.0%
    NCC AB Class B                                                 6,984    177,477       0.0%
    NetEnt AB                                                      9,276     73,094       0.0%
    New Wave Group AB Class B                                      2,987     16,536       0.0%
    Nibe Industrier AB Class B                                    32,522    241,907       0.1%
    Nobia AB                                                      10,938     95,337       0.0%
    Nolato AB Class B                                              1,124     32,229       0.0%
    Nordea Bank AB                                               125,810  1,322,153       0.3%
    Nordnet AB Class B                                             4,675     19,202       0.0%
*   Oriflame Holding AG                                            4,763    174,990       0.0%
    Peab AB                                                       15,172    128,674       0.0%
    Proact IT Group AB                                             1,939     29,925       0.0%
    Ratos AB Class B                                              11,171     45,910       0.0%
    RaySearch Laboratories AB                                        997     22,053       0.0%
    Saab AB Class B                                                6,132    217,181       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWEDEN -- (Continued)
    Sagax AB Class B                                               1,654 $    14,595       0.0%
    Sandvik AB                                                    48,550     551,596       0.1%
    Securitas AB Class B                                          20,750     320,253       0.1%
    Skandinaviska Enskilda Banken AB Class A                      63,501     640,496       0.1%
    Skanska AB Class B                                            17,468     379,345       0.1%
#   SKF AB Class A                                                 2,127      36,100       0.0%
    SKF AB Class B                                                19,569     331,459       0.1%
    SkiStar AB                                                     1,243      19,110       0.0%
    Svenska Handelsbanken AB Class A                              61,026     831,975       0.2%
    Svenska Handelsbanken AB Class B                               1,720      23,102       0.0%
    Sweco AB Class B                                               3,863      77,500       0.0%
    Swedbank AB Class A                                           18,575     434,640       0.1%
*   Swedish Orphan Biovitrum AB                                   10,941     112,015       0.0%
    Systemair AB                                                     348       4,471       0.0%
    Tele2 AB Class B                                              44,929     371,003       0.1%
#   Telefonaktiebolaget LM Ericsson Class A                        1,595       8,617       0.0%
    Telefonaktiebolaget LM Ericsson Class B                       51,438     249,518       0.1%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 67,310     327,800       0.1%
#   Telia Co AB                                                   97,816     390,760       0.1%
    Thule Group AB (The)                                           1,949      30,086       0.0%
    Trelleborg AB Class B                                          7,922     138,278       0.0%
    Unibet Group P.L.C.                                           24,192     213,651       0.0%
    Vitrolife AB                                                   1,098      56,805       0.0%
    Volvo AB Class A                                              16,700     178,698       0.0%
    Volvo AB Class B                                             105,859   1,135,432       0.2%
    Wallenstam AB Class B                                          7,446      57,354       0.0%
    Wihlborgs Fastigheter AB                                       1,053      20,410       0.0%
                                                                         -----------       ---
TOTAL SWEDEN                                                              18,926,321       3.6%
                                                                         -----------       ---
SWITZERLAND -- (7.3%)
    ABB, Ltd.                                                     37,898     781,852       0.2%
    ABB, Ltd. Sponsored ADR                                       40,420     834,673       0.2%
    Actelion, Ltd.                                                 7,890   1,140,072       0.2%
    Adecco Group AG                                               21,826   1,296,027       0.3%
#*  AFG Arbonia-Forster Holding AG                                 3,987      59,820       0.0%
    ALSO Holding AG                                                   79       7,235       0.0%
#   ams AG                                                         5,512     154,342       0.0%
    APG SGA SA                                                        33      13,791       0.0%
    Aryzta AG                                                      5,900     259,255       0.1%
    Ascom Holding AG                                               3,564      61,029       0.0%
    Baloise Holding AG                                             4,900     602,845       0.1%
    Bank Coop AG                                                     211       8,935       0.0%
    Banque Cantonale de Geneve                                        22       6,502       0.0%
    Banque Cantonale Vaudoise                                        219     137,584       0.0%
    Basler Kantonalbank                                              208      14,077       0.0%
    Belimo Holding AG                                                 22      67,167       0.0%
    Bell AG                                                          106      45,353       0.0%
#   Berner Kantonalbank AG                                           289      52,464       0.0%
#   BKW AG                                                         1,655      76,999       0.0%
    Bobst Group SA                                                 1,036      57,019       0.0%
    Bossard Holding AG Class A                                       485      69,093       0.0%
    Bucher Industries AG                                             622     138,181       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Burckhardt Compression Holding AG                               471 $  136,550       0.0%
    Burkhalter Holding AG                                           229     29,326       0.0%
    Calida Holding AG                                               274      9,528       0.0%
    Cembra Money Bank AG                                          2,481    189,629       0.1%
#*  Charles Voegele Holding AG                                      527      3,359       0.0%
    Cie Financiere Richemont SA                                  17,145  1,102,250       0.2%
    Cie Financiere Tradition SA                                     164     12,994       0.0%
    Clariant AG                                                  25,888    428,691       0.1%
    Coltene Holding AG                                              282     20,112       0.0%
    Conzzeta AG                                                      72     49,732       0.0%
    COSMO Pharmaceuticals NV                                        353     51,279       0.0%
    Credit Suisse Group AG                                       34,625    483,115       0.1%
    Credit Suisse Group AG Sponsored ADR                          2,975     41,354       0.0%
    Daetwyler Holding AG                                            483     66,166       0.0%
    DKSH Holding AG                                               1,238     85,802       0.0%
    dorma+kaba Holding AG Class B                                   241    167,467       0.0%
*   Dufry AG                                                      2,690    327,259       0.1%
    Emmi AG                                                         147     86,837       0.0%
    EMS-Chemie Holding AG                                           477    239,428       0.1%
    Feintool International Holding AG                               280     32,582       0.0%
    Flughafen Zuerich AG                                          1,155    212,317       0.1%
    Forbo Holding AG                                                 70     89,234       0.0%
    Galenica AG                                                     632    633,653       0.1%
    GAM Holding AG                                                2,563     24,827       0.0%
*   Gategroup Holding AG                                          2,603    136,939       0.0%
    Geberit AG                                                    1,748    739,001       0.2%
    Georg Fischer AG                                                239    211,896       0.1%
    Givaudan SA                                                     722  1,396,397       0.3%
    Gurit Holding AG                                                 43     36,394       0.0%
    Helvetia Holding AG                                             964    501,535       0.1%
    HOCHDORF Holding AG                                              97     26,982       0.0%
    Huber & Suhner AG                                               684     39,829       0.0%
    Implenia AG                                                   1,599    107,093       0.0%
    Inficon Holding AG                                              194     69,668       0.0%
    Interroll Holding AG                                             58     63,308       0.0%
    Julius Baer Group, Ltd.                                      17,456    706,646       0.1%
    Kardex AG                                                       470     40,241       0.0%
    Komax Holding AG                                                304     73,208       0.0%
    Kudelski SA                                                   3,540     61,032       0.0%
    Kuehne + Nagel International AG                               4,420    599,096       0.1%
    LEM Holding SA                                                   36     40,173       0.0%
    Liechtensteinische Landesbank AG                                694     28,053       0.0%
#   Logitech International SA(B18ZRK2)                           11,748    284,143       0.1%
#   Logitech International SA(H50430232)                          1,998     48,451       0.0%
    Luzerner Kantonalbank AG                                        184     71,500       0.0%
    Metall Zug AG                                                     9     28,920       0.0%
#*  Meyer Burger Technology AG                                    3,607     11,786       0.0%
    Mobilezone Holding AG                                         2,139     31,783       0.0%
    Novartis AG                                                  14,379  1,020,443       0.2%
    Novartis AG Sponsored ADR                                    31,612  2,245,084       0.4%
    OC Oerlikon Corp. AG                                         17,682    166,228       0.0%
    Orior AG                                                        397     32,096       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG                            1,847 $   239,602       0.1%
    Partners Group Holding AG                                     1,194     604,451       0.1%
    Phoenix Mecano AG                                                30      15,353       0.0%
    PSP Swiss Property AG                                           183      16,375       0.0%
    Rieter Holding AG                                               315      59,822       0.0%
    Roche Holding AG(7108918)                                     1,116     259,375       0.1%
    Roche Holding AG(7110388)                                    27,409   6,295,341       1.2%
    Schindler Holding AG                                          1,016     188,069       0.1%
    Schweiter Technologies AG                                        89      95,650       0.0%
    SFS Group AG                                                    990      74,586       0.0%
    SGS SA                                                          260     526,264       0.1%
    Siegfried Holding AG                                            336      69,095       0.0%
    Sika AG                                                         270   1,297,743       0.3%
    Sonova Holding AG                                             4,871     653,263       0.1%
    St Galler Kantonalbank AG                                       103      38,661       0.0%
    Straumann Holding AG                                          1,284     481,744       0.1%
    Sulzer AG                                                     1,178     116,011       0.0%
    Sunrise Communications Group AG                               2,018     137,880       0.0%
#   Swatch Group AG (The)(7184725)                                1,402     421,661       0.1%
    Swatch Group AG (The)(7184736)                                1,813     104,516       0.0%
    Swiss Life Holding AG                                         3,316     877,522       0.2%
    Swiss Prime Site AG                                             767      63,614       0.0%
    Swiss Re AG                                                  18,528   1,719,615       0.3%
    Swisscom AG                                                   2,193   1,002,471       0.2%
    Swissquote Group Holding SA                                     501      14,238       0.0%
    Syngenta AG                                                   1,903     761,516       0.2%
    Syngenta AG ADR                                               4,200     337,764       0.1%
    Tamedia AG                                                      125      20,413       0.0%
    Tecan Group AG                                                  432      71,185       0.0%
    Temenos Group AG                                              5,936     383,356       0.1%
    u-blox Holding AG                                               336      63,513       0.0%
#*  UBS Group AG(H42097107)                                      34,938     491,578       0.1%
    UBS Group AG(BRJL176)                                        59,951     847,567       0.2%
    Valiant Holding AG                                            1,517     143,824       0.0%
    Valora Holding AG                                               330      95,886       0.0%
    Vaudoise Assurances Holding SA                                   47      22,858       0.0%
    Vetropack Holding AG                                              6       9,842       0.0%
*   Von Roll Holding AG                                           4,126       2,796       0.0%
    Vontobel Holding AG                                           2,427     118,843       0.0%
    VP Bank AG                                                       13       1,276       0.0%
    VZ Holding AG                                                   111      32,834       0.0%
    Walliser Kantonalbank                                           150      11,367       0.0%
    Walter Meier AG                                                 300      10,907       0.0%
    Warteck Invest AG                                                 6      11,284       0.0%
    Ypsomed Holding AG                                              170      32,460       0.0%
*   Zehnder Group AG                                                827      34,365       0.0%
    Zug Estates Holding AG Class B                                    5       8,354       0.0%
    Zuger Kantonalbank AG                                             2       9,995       0.0%
    Zurich Insurance Group AG                                     5,173   1,354,066       0.3%
                                                                        -----------       ---
TOTAL SWITZERLAND                                                        39,476,502       7.6%
                                                                        -----------       ---

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (14.5%)
    3i Group P.L.C.                                               91,626 $  751,077       0.2%
    888 Holdings P.L.C.                                            5,803     15,454       0.0%
    A.G. Barr P.L.C.                                              10,199     58,795       0.0%
    AA P.L.C.                                                     20,521     64,182       0.0%
    Aberdeen Asset Management P.L.C.                              74,671    292,085       0.1%
    Acacia Mining P.L.C.                                          12,562     79,757       0.0%
    Admiral Group P.L.C.                                          17,188    402,701       0.1%
*   Afren P.L.C.                                                  43,528         --       0.0%
    Amec Foster Wheeler P.L.C.                                    29,315    159,940       0.0%
    Anglo Pacific Group P.L.C.                                    11,214     16,929       0.0%
    Antofagasta P.L.C.                                            33,093    220,104       0.1%
    Arrow Global Group P.L.C.                                     13,359     48,907       0.0%
    Ashmore Group P.L.C.                                          20,885     89,692       0.0%
    Ashtead Group P.L.C.                                          53,593    835,060       0.2%
    AstraZeneca P.L.C.                                             6,130    343,250       0.1%
    AstraZeneca P.L.C. Sponsored ADR                              65,296  1,849,183       0.4%
    Auto Trader Group P.L.C.                                      21,095     96,646       0.0%
    AVEVA Group P.L.C.                                             1,948     43,861       0.0%
    Aviva P.L.C.                                                 108,273    586,710       0.1%
#   Aviva P.L.C. Sponsored ADR                                    11,793    128,780       0.0%
    Avon Rubber P.L.C.                                               439      5,327       0.0%
    B&M European Value Retail SA                                  16,526     47,446       0.0%
    Babcock International Group P.L.C.                            30,414    367,639       0.1%
    BAE Systems P.L.C.                                           160,665  1,064,527       0.2%
    Balfour Beatty P.L.C.                                         38,574    127,892       0.0%
    Barclays P.L.C.                                               23,186     53,717       0.0%
    Barclays P.L.C. Sponsored ADR                                 63,125    582,012       0.1%
    Barratt Developments P.L.C.                                   90,983    504,540       0.1%
    BBA Aviation P.L.C.                                           42,250    133,596       0.0%
    Beazley P.L.C.                                                44,499    198,135       0.0%
    Bellway P.L.C.                                                15,968    462,086       0.1%
    Berendsen P.L.C.                                              10,386    122,566       0.0%
    Berkeley Group Holdings P.L.C.                                16,793    484,334       0.1%
    Bloomsbury Publishing P.L.C.                                   3,636      6,740       0.0%
    Bovis Homes Group P.L.C.                                      17,886    165,602       0.0%
    Brammer P.L.C.                                                 6,600      8,417       0.0%
    Brewin Dolphin Holdings P.L.C.                                21,704     69,050       0.0%
    Britvic P.L.C.                                                20,820    141,258       0.0%
    BT Group P.L.C.                                              342,510  1,572,134       0.3%
    BT Group P.L.C. Sponsored ADR                                  1,200     27,768       0.0%
*   BTG P.L.C.                                                     7,993     64,319       0.0%
    Bunzl P.L.C.                                                  13,469    361,607       0.1%
    Burberry Group P.L.C.                                         49,707    896,469       0.2%
*   Cairn Energy P.L.C.                                           26,233     65,219       0.0%
    Cape P.L.C.                                                    7,952     20,231       0.0%
    Capita P.L.C.                                                 33,663    240,957       0.1%
    Capital & Counties Properties P.L.C.                           3,389     11,951       0.0%
    Card Factory P.L.C.                                            6,946     21,585       0.0%
    Carillion P.L.C.                                              31,593     96,815       0.0%
    Centamin P.L.C.                                               60,983    118,117       0.0%
    Centrica P.L.C.                                              406,029  1,063,493       0.2%
*   Chemring Group P.L.C.                                          7,438     13,197       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Chesnara P.L.C.                                                5,426 $   21,141       0.0%
    Close Brothers Group P.L.C.                                   10,812    175,450       0.0%
*   CLS Holdings P.L.C.                                              557     10,591       0.0%
    Cobham P.L.C.                                                109,679    191,362       0.0%
    Coca-Cola HBC AG                                              10,502    226,632       0.1%
    Communisis P.L.C.                                             24,464     10,779       0.0%
    Compass Group P.L.C.                                          81,621  1,476,877       0.3%
    Computacenter P.L.C.                                           4,785     42,524       0.0%
    Connect Group P.L.C.                                           6,231     10,455       0.0%
    Consort Medical P.L.C.                                         1,846     25,810       0.0%
    Costain Group P.L.C.                                           7,199     32,608       0.0%
    Cranswick P.L.C.                                               3,063     79,394       0.0%
    Crest Nicholson Holdings P.L.C.                               45,175    224,524       0.1%
    Croda International P.L.C.                                    11,753    502,619       0.1%
*   CYBG P.L.C.                                                   13,867     45,276       0.0%
    Daejan Holdings P.L.C.                                           150      9,990       0.0%
    Daily Mail & General Trust P.L.C. Class A                     25,818    236,974       0.1%
    Dairy Crest Group P.L.C.                                       6,075     45,338       0.0%
    DCC P.L.C.                                                     6,473    526,640       0.1%
    De La Rue P.L.C.                                               6,296     44,096       0.0%
    Debenhams P.L.C.                                              50,413     33,109       0.0%
    Dechra Pharmaceuticals P.L.C.                                  3,333     54,850       0.0%
    Devro P.L.C.                                                  15,755     43,788       0.0%
    Diageo P.L.C.                                                  9,540    253,922       0.1%
#   Diageo P.L.C. Sponsored ADR                                   15,800  1,698,974       0.3%
    Dignity P.L.C.                                                 2,016     65,372       0.0%
    Diploma P.L.C.                                                15,104    173,088       0.0%
    Direct Line Insurance Group P.L.C.                           124,114    525,072       0.1%
    Dixons Carphone P.L.C.                                        52,776    202,901       0.0%
    Domino's Pizza Group P.L.C.                                   31,521    131,061       0.0%
    DS Smith P.L.C.                                               94,166    459,172       0.1%
    Dunelm Group P.L.C.                                            9,219     85,378       0.0%
    E2V Technologies P.L.C.                                        3,925     10,392       0.0%
    Electrocomponents P.L.C.                                      32,176    146,584       0.0%
    Elementis P.L.C.                                              35,377    103,176       0.0%
#*  EnQuest P.L.C.(B635TG2)                                       55,839     18,409       0.0%
    EnQuest P.L.C.(BYM5538)                                       24,816      1,215       0.0%
*   Enterprise Inns P.L.C.                                        71,390     80,551       0.0%
    esure Group P.L.C.                                            17,184     57,101       0.0%
    Euromoney Institutional Investor P.L.C.                          754      9,613       0.0%
    Experian P.L.C.                                               66,214  1,272,933       0.3%
    FDM Group Holdings P.L.C.                                      1,596     11,498       0.0%
    Fenner P.L.C.                                                  8,735     23,409       0.0%
*   Ferrexpo P.L.C.                                               10,562     13,000       0.0%
    Fidessa Group P.L.C.                                           1,981     59,571       0.0%
*   Findel P.L.C.                                                  1,988      5,154       0.0%
    Fresnillo P.L.C.                                               4,385     88,223       0.0%
    Fuller Smith & Turner P.L.C. Class A                             636      8,106       0.0%
    G4S P.L.C.                                                   118,875    319,312       0.1%
    Galliford Try P.L.C.                                           5,192     77,834       0.0%
    Gem Diamonds, Ltd.                                             3,300      4,692       0.0%
    GlaxoSmithKline P.L.C.                                        10,005    197,642       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
#   GlaxoSmithKline P.L.C. Sponsored ADR                          43,653 $1,746,557       0.3%
    Grafton Group P.L.C.                                           9,346     56,767       0.0%
    Grainger P.L.C.                                               27,565     74,622       0.0%
    Greencore Group P.L.C.                                        20,358     82,153       0.0%
    GVC Holdings P.L.C.                                           11,251     95,855       0.0%
    Halfords Group P.L.C.                                         16,785     69,780       0.0%
    Halma P.L.C.                                                  35,222    450,909       0.1%
    Hargreaves Lansdown P.L.C.                                    13,215    187,344       0.0%
    Hays P.L.C.                                                  187,790    313,656       0.1%
    Headlam Group P.L.C.                                           3,793     22,870       0.0%
    Helical P.L.C.                                                 4,365     14,128       0.0%
#   Henderson Group P.L.C.                                        77,456    219,150       0.1%
    Hikma Pharmaceuticals P.L.C.                                  14,576    312,631       0.1%
    Hill & Smith Holdings P.L.C.                                   3,774     46,430       0.0%
    Hiscox, Ltd.                                                  20,095    250,918       0.1%
    Hochschild Mining P.L.C.                                       1,823      5,943       0.0%
    HomeServe P.L.C.                                              23,890    178,361       0.0%
    Howden Joinery Group P.L.C.                                   51,280    234,819       0.1%
    HSBC Holdings P.L.C.                                          69,499    523,406       0.1%
    HSBC Holdings P.L.C. Sponsored ADR                            92,623  3,485,403       0.7%
    Hunting P.L.C.                                                17,084    104,992       0.0%
    ICAP P.L.C.                                                   24,324    144,228       0.0%
    IG Group Holdings P.L.C.                                      31,237    315,437       0.1%
*   Imagination Technologies Group P.L.C.                          4,965     13,730       0.0%
    IMI P.L.C.                                                    24,687    299,865       0.1%
    Inchcape P.L.C.                                               34,443    273,846       0.1%
    Indivior P.L.C.                                               63,160    242,578       0.1%
    Informa P.L.C.                                               121,831  1,002,316       0.2%
    Inmarsat P.L.C.                                               47,247    405,287       0.1%
    Intermediate Capital Group P.L.C.                              7,868     58,283       0.0%
    International Personal Finance P.L.C.                            604      2,176       0.0%
    Interserve P.L.C.                                              5,580     23,183       0.0%
    Intertek Group P.L.C.                                         14,128    589,450       0.1%
    Investec P.L.C.                                               44,355    275,276       0.1%
*   IP Group P.L.C.                                                4,878      8,995       0.0%
    ITE Group P.L.C.                                              31,616     55,984       0.0%
    ITV P.L.C.                                                   212,911    443,866       0.1%
    J D Wetherspoon P.L.C.                                         8,415     89,591       0.0%
    J Sainsbury P.L.C.                                           112,527    345,013       0.1%
    James Fisher & Sons P.L.C.                                     4,770     94,394       0.0%
    Jardine Lloyd Thompson Group P.L.C.                            6,010     75,702       0.0%
    JD Sports Fashion P.L.C.                                       5,525    102,723       0.0%
*   Jimmy Choo P.L.C.                                                 69        112       0.0%
    John Menzies P.L.C.                                            6,610     40,215       0.0%
    John Wood Group P.L.C.                                        29,724    279,381       0.1%
    Johnson Matthey P.L.C.                                        22,902    954,629       0.2%
    JRP Group P.L.C.                                               6,253      9,249       0.0%
    Jupiter Fund Management P.L.C.                                66,572    351,006       0.1%
*   Just Eat P.L.C.                                               20,432    140,354       0.0%
    KCOM Group P.L.C.                                             45,137     65,064       0.0%
    Keller Group P.L.C.                                            4,706     39,175       0.0%
    Kier Group P.L.C.                                              6,776    112,681       0.0%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Kingfisher P.L.C.                                             89,066 $393,442       0.1%
    Ladbrokes P.L.C.                                               4,695    7,665       0.0%
    Laird P.L.C.                                                   7,873   13,946       0.0%
*   Lamprell P.L.C.                                               15,273   13,724       0.0%
    Lancashire Holdings, Ltd.                                     19,221  163,903       0.0%
    Legal & General Group P.L.C.                                 360,007  920,989       0.2%
*   Liberty Global P.L.C. Class A                                  1,556   50,711       0.0%
*   Liberty Global P.L.C. Series C                                 3,809  121,126       0.0%
*   Liberty Global P.L.C. LiLAC Class A                              200    5,528       0.0%
*   Liberty Global P.L.C. LiLAC Class C                              489   13,516       0.0%
    Lloyds Banking Group P.L.C.                                  867,400  605,725       0.1%
#   Lloyds Banking Group P.L.C. ADR                               42,774  120,623       0.0%
    London Stock Exchange Group P.L.C.                             3,842  131,964       0.0%
    Lookers P.L.C.                                                19,504   24,605       0.0%
    Low & Bonar P.L.C.                                            19,043   16,461       0.0%
    Man Group P.L.C.                                              95,527  145,634       0.0%
    Marks & Spencer Group P.L.C.                                 174,126  724,501       0.1%
    Marshalls P.L.C.                                               4,257   14,296       0.0%
    Marston's P.L.C.                                              32,058   52,435       0.0%
    McBride P.L.C.                                                12,718   29,309       0.0%
    Mears Group P.L.C.                                             3,263   18,004       0.0%
    Meggitt P.L.C.                                                45,379  241,414       0.1%
    Melrose Industries P.L.C.                                    133,224  274,934       0.1%
    Merlin Entertainments P.L.C.                                  36,666  206,643       0.1%
#   Micro Focus International P.L.C.                              23,984  628,041       0.1%
    Millennium & Copthorne Hotels P.L.C.                           4,136   22,680       0.0%
    Mitchells & Butlers P.L.C.                                     9,901   33,745       0.0%
    Mitie Group P.L.C.                                            34,281   88,100       0.0%
    Mondi P.L.C.                                                   9,775  190,764       0.0%
    Moneysupermarket.com Group P.L.C.                             76,518  244,997       0.1%
    Morgan Sindall Group P.L.C.                                    2,809   24,749       0.0%
    N Brown Group P.L.C.                                           9,450   22,066       0.0%
    National Grid P.L.C.                                           1,377   17,912       0.0%
    National Grid P.L.C. Sponsored ADR                             7,739  506,285       0.1%
    Next P.L.C.                                                    7,253  426,722       0.1%
    Northgate P.L.C.                                              11,837   60,789       0.0%
    Novae Group P.L.C.                                             2,062   20,368       0.0%
*   Ocado Group P.L.C.                                            23,234   78,061       0.0%
    Old Mutual P.L.C.                                            118,385  291,220       0.1%
    OneSavings Bank P.L.C.                                         1,877    6,652       0.0%
*   Ophir Energy P.L.C.                                           85,378   72,083       0.0%
    Oxford Instruments P.L.C.                                      4,148   34,316       0.0%
    Pagegroup P.L.C.                                              44,964  199,099       0.0%
    Paragon Group of Cos. P.L.C. (The)                             5,031   20,406       0.0%
    PayPoint P.L.C.                                                1,450   19,097       0.0%
*   Paysafe Group P.L.C.                                           9,151   48,369       0.0%
    Pearson P.L.C.                                                17,258  159,660       0.0%
    Pearson P.L.C. Sponsored ADR                                  28,261  260,849       0.1%
    Pendragon P.L.C.                                              46,943   17,237       0.0%
    Pennon Group P.L.C.                                           15,666  159,883       0.0%
    Persimmon P.L.C.                                              40,719  842,877       0.2%
    Petrofac, Ltd.                                                21,706  213,772       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Petropavlovsk P.L.C.                                             2,951 $      297       0.0%
    Pets at Home Group P.L.C.                                        3,759      9,822       0.0%
    Phoenix Group Holdings                                          13,288    118,706       0.0%
    Photo-Me International P.L.C.                                   17,188     31,848       0.0%
    Playtech P.L.C.                                                 15,768    178,858       0.0%
    Polypipe Group P.L.C.                                           24,526     75,622       0.0%
    Provident Financial P.L.C.                                      15,724    566,856       0.1%
    Prudential P.L.C.                                               14,127    230,537       0.1%
    Prudential P.L.C. ADR                                           27,283    892,973       0.2%
    PZ Cussons P.L.C.                                                7,054     28,877       0.0%
    QinetiQ Group P.L.C.                                            53,287    150,064       0.0%
    Randgold Resources, Ltd.                                         2,119    188,181       0.0%
    Rank Group P.L.C.                                                7,595     17,941       0.0%
    Rathbone Brothers P.L.C.                                         1,961     42,805       0.0%
*   Raven Russia, Ltd.                                               5,054      2,407       0.0%
    Reckitt Benckiser Group P.L.C.                                  21,651  1,936,909       0.4%
    Redrow P.L.C.                                                   19,383     90,032       0.0%
    Regus P.L.C.                                                    63,433    192,982       0.0%
    RELX P.L.C.                                                     12,196    217,700       0.1%
#   RELX P.L.C. Sponsored ADR                                       38,416    696,866       0.1%
    Renishaw P.L.C.                                                  3,619    114,073       0.0%
    Rentokil Initial P.L.C.                                        119,006    331,946       0.1%
    Ricardo P.L.C.                                                   1,818     20,619       0.0%
    Rightmove P.L.C.                                                11,966    546,213       0.1%
    Rolls-Royce Holdings P.L.C.(B63H849)                           125,140  1,110,820       0.2%
    Rolls-Royce Holdings P.L.C.(BZC0LD2)                         5,756,440      7,046       0.0%
    Rotork P.L.C.                                                   75,407    188,122       0.0%
*   Royal Bank of Scotland Group P.L.C.                             41,409     95,692       0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                2,075      9,607       0.0%
    Royal Dutch Shell P.L.C. Class A                                44,344  1,104,469       0.2%
    Royal Dutch Shell P.L.C. Class B                                38,410    990,689       0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                      9        448       0.0%
    Royal Mail P.L.C.                                               54,358    326,120       0.1%
    RPC Group P.L.C.                                                20,480    237,497       0.1%
    RPS Group P.L.C.                                                29,219     60,151       0.0%
    RSA Insurance Group P.L.C.                                      63,939    431,694       0.1%
    Sage Group P.L.C. (The)                                         36,583    322,770       0.1%
    Savills P.L.C.                                                  11,930    101,196       0.0%
    Schroders P.L.C.(0240549)                                        4,990    171,755       0.0%
    Schroders P.L.C.(0239581)                                        2,161     55,030       0.0%
    SDL P.L.C.                                                       2,041     10,831       0.0%
    Senior P.L.C.                                                   35,351     75,336       0.0%
    Servelec Group P.L.C.                                            2,219      6,257       0.0%
    Severfield P.L.C.                                               19,906     14,014       0.0%
    Severn Trent P.L.C.                                             19,861    565,367       0.1%
    Shanks Group P.L.C.                                             10,611     11,653       0.0%
    Shire P.L.C.                                                     7,712    435,440       0.1%
    Shire P.L.C. ADR                                                 3,445    580,965       0.1%
    SIG P.L.C.                                                      57,355     77,584       0.0%
    Sky P.L.C.                                                      48,476    484,626       0.1%
    Sky P.L.C. Sponsored ADR                                         2,100     83,884       0.0%
    Smith & Nephew P.L.C. Sponsored ADR                             22,655    662,659       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Smiths Group P.L.C.                                           41,864 $  725,427       0.2%
    Soco International P.L.C.                                     16,678     28,147       0.0%
    Spectris P.L.C.                                                7,078    177,223       0.0%
    Speedy Hire P.L.C.                                            13,614      6,348       0.0%
    Spirax-Sarco Engineering P.L.C.                                4,892    263,755       0.1%
    Spire Healthcare Group P.L.C.                                  7,041     31,996       0.0%
    Spirent Communications P.L.C.                                 33,545     33,848       0.0%
#*  Sports Direct International P.L.C.                            13,700     46,324       0.0%
    SSE P.L.C.                                                    53,653  1,043,178       0.2%
    SSP Group P.L.C.                                              18,088     75,164       0.0%
    St. Ives P.L.C.                                                1,554      2,543       0.0%
    St. James's Place P.L.C.                                      39,866    460,405       0.1%
    St. Modwen Properties P.L.C.                                  18,045     60,395       0.0%
*   Standard Chartered P.L.C.                                     48,030    417,665       0.1%
    Standard Life P.L.C.                                          96,975    400,184       0.1%
    Sthree P.L.C.                                                  6,303     18,447       0.0%
    Stobart Group, Ltd.                                            1,489      2,952       0.0%
    SuperGroup P.L.C.                                              3,902     64,215       0.0%
    Synthomer P.L.C.                                              34,899    152,538       0.0%
    TalkTalk Telecom Group P.L.C.                                 65,355    162,788       0.0%
    Tarsus Group P.L.C.                                            6,886     21,645       0.0%
    Taylor Wimpey P.L.C.                                         253,541    439,067       0.1%
    Ted Baker P.L.C.                                               3,401    102,967       0.0%
    Telecom Plus P.L.C.                                            5,311     76,904       0.0%
*   Tesco P.L.C.                                                 364,488    938,806       0.2%
    Topps Tiles P.L.C.                                            11,525     12,893       0.0%
    Travis Perkins P.L.C.                                         19,319    314,309       0.1%
    Trinity Mirror P.L.C.                                         16,585     16,492       0.0%
    TT Electronics P.L.C.                                         11,738     19,864       0.0%
    Tullett Prebon P.L.C.                                          5,789     25,144       0.0%
#*  Tullow Oil P.L.C.                                             38,806    125,294       0.0%
    U & I Group P.L.C.                                             8,103     15,612       0.0%
    UBM P.L.C.                                                    27,365    240,265       0.1%
    UDG Healthcare P.L.C.                                         11,866     94,830       0.0%
    Ultra Electronics Holdings P.L.C.                              5,772    131,150       0.0%
    Unilever P.L.C.                                               21,424    894,435       0.2%
    Unilever P.L.C. Sponsored ADR                                 34,389  1,432,990       0.3%
    United Utilities Group P.L.C.                                 26,245    301,683       0.1%
*   Vectura Group P.L.C.                                          15,433     25,550       0.0%
    Victrex P.L.C.                                                 9,420    201,720       0.0%
    Virgin Money Holdings UK P.L.C.                               16,743     67,405       0.0%
    Vodafone Group P.L.C.                                        576,038  1,581,986       0.3%
    Vodafone Group P.L.C. Sponsored ADR                            2,548     70,941       0.0%
#   Weir Group P.L.C. (The)                                        8,600    178,646       0.0%
    WH Smith P.L.C.                                                7,413    133,430       0.0%
    Whitbread P.L.C.                                               3,853    170,207       0.0%
    William Hill P.L.C.                                           79,420    287,299       0.1%
    Wincanton P.L.C.                                               8,273     19,400       0.0%
*   Wizz Air Holdings P.L.C.                                         512      9,455       0.0%
    WM Morrison Supermarkets P.L.C.                              164,899    456,484       0.1%
    Wolseley P.L.C.                                               12,001    622,464       0.1%
    WPP P.L.C.                                                    10,357    224,882       0.1%

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    WPP P.L.C. Sponsored ADR                                       6,805 $    738,138       0.2%
    WS Atkins P.L.C.                                              12,937      239,067       0.1%
    Xaar P.L.C.                                                    1,636        8,404       0.0%
    XP Power, Ltd.                                                   435        9,066       0.0%
    Zoopla Property Group P.L.C.                                  11,650       43,433       0.0%
                                                                         ------------      ----
TOTAL UNITED KINGDOM                                                       79,099,146      15.2%
                                                                         ------------      ----
UNITED STATES -- (0.0%)
*   Diebold, Inc.                                                     72        1,571       0.0%
*   Mylan NV                                                         731       26,682       0.0%
                                                                         ------------      ----
TOTAL UNITED STATES                                                            28,253       0.0%
                                                                         ------------      ----
TOTAL COMMON STOCKS                                                       513,486,748      98.7%
                                                                         ------------      ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                    2,597      197,179       0.1%
    Biotest AG                                                     1,414       19,691       0.0%
    Draegerwerk AG & Co. KGaA                                        319       22,782       0.0%
    Fuchs Petrolub SE                                              5,856      262,108       0.1%
    Henkel AG & Co. KGaA                                           3,234      415,668       0.1%
    Jungheinrich AG                                                4,491      141,790       0.0%
    Porsche Automobil Holding SE                                   7,262      392,427       0.1%
    Sartorius AG                                                   2,238      176,168       0.0%
    Sixt SE                                                        1,046       46,701       0.0%
    Villeroy & Boch AG                                               866       13,333       0.0%
                                                                         ------------      ----
TOTAL GERMANY                                                               1,687,847       0.4%
                                                                         ------------      ----
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                               305,232          373       0.0%
                                                                         ------------      ----
TOTAL PREFERRED STOCKS                                                      1,688,220       0.4%
                                                                         ------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   APN News & Media, Ltd. Rights 11/17/16                         6,851        1,459       0.0%
                                                                         ------------      ----
AUSTRIA -- (0.0%)
*   Intercell AG Rights                                              265           --       0.0%
                                                                         ------------      ----
NEW ZEALAND -- (0.0%)
*   Restaurant Brands New Zealand, Ltd. Rights 11/16/16              699           --       0.0%
                                                                         ------------      ----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/07/16                           364,043       20,381       0.0%
*   Ferrovial SA Rights 11/18/16                                  22,463        9,617       0.0%
*   Papeles y Cartones de Europa SA Rights 11/14/16                4,138          831       0.0%
                                                                         ------------      ----
TOTAL SPAIN                                                                    30,829       0.0%
                                                                         ------------      ----
SWEDEN -- (0.0%)
*   Tele2 AB Rights 11/16/16 Class B                              44,929       13,462       0.0%
                                                                         ------------      ----

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                  --------- ------------ ---------------
UNITED KINGDOM -- (0.0%)
*    Phoenix Group Holdings Rights 11/08/16                           7,751 $     21,063        0.0%
*    Shanks Group P.L.C. Rights 11/09/16                              3,979        1,534        0.0%
                                                                            ------------      -----
TOTAL UNITED KINGDOM                                                              22,597        0.0%
                                                                            ------------      -----
TOTAL RIGHTS/WARRANTS                                                             68,347        0.0%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  515,243,315
                                                                            ------------

                                                                              VALUE+
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@ DFA Short Term Investment Fund                               2,436,923   28,200,075        5.4%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $525,393,620)                           $543,443,390      104.5%
                                                                            ============      =====

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia                             $   309,233 $ 27,730,672   --    $ 28,039,905
   Austria                                        --    2,205,980   --       2,205,980
   Belgium                                        --    5,059,873   --       5,059,873
   Canada                                 42,015,606        2,441   --      42,018,047
   China                                          --        5,899   --           5,899
   Denmark                                   521,194   10,412,679   --      10,933,873
   Finland                                   222,338    8,374,145   --       8,596,483
   France                                    241,813   43,943,734   --      44,185,547
   Germany                                 2,513,283   33,139,810   --      35,653,093
   Hong Kong                                  31,103    9,621,566   --       9,652,669
   Ireland                                   415,249    2,029,091   --       2,444,340
   Israel                                    732,519    1,956,449   --       2,688,968
   Italy                                      91,334   13,382,820   --      13,474,154
   Japan                                   4,583,854  119,818,177   --     124,402,031
   Netherlands                             4,309,641   14,722,532   --      19,032,173
   New Zealand                                11,528    2,535,168   --       2,546,696
   Norway                                     44,810    3,834,894   --       3,879,704
   Portugal                                       --    1,247,980   --       1,247,980
   Singapore                                      --    4,237,939   --       4,237,939
   Spain                                   1,594,487   14,056,685   --      15,651,172
   Sweden                                    327,800   18,598,521   --      18,926,321
   Switzerland                             3,998,904   35,477,598   --      39,476,502
   United Kingdom                         15,766,786   63,332,360   --      79,099,146
   United States                                  --       28,253   --          28,253
Preferred Stocks
   Germany                                        --    1,687,847   --       1,687,847
   United Kingdom                                 --          373   --             373
Rights/Warrants
   Australia                                      --        1,459   --           1,459
   Austria                                        --           --   --              --
   New Zealand                                    --           --   --              --
   Spain                                          --       30,829   --          30,829
   Sweden                                         --       13,462   --          13,462
   United Kingdom                                 --       22,597   --          22,597
Securities Lending Collateral                     --   28,200,075   --      28,200,075
                                         ----------- ------------   --    ------------
TOTAL                                    $77,731,482 $465,711,908   --    $543,443,390
                                         =========== ============   ==    ============

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COMMON STOCKS -- (94.1%)
AUSTRALIA -- (6.1%)
    Adelaide Brighton, Ltd.                                       46,171 $  187,588       0.0%
    AGL Energy, Ltd.                                              14,369    209,321       0.1%
    ALS, Ltd.                                                     63,719    301,074       0.1%
#   Altium, Ltd.                                                   6,607     39,332       0.0%
#   Alumina, Ltd.                                                319,299    383,758       0.1%
#   AMA Group, Ltd.                                                5,769      4,563       0.0%
    Amcor, Ltd.                                                   19,918    222,318       0.1%
    AMP, Ltd.                                                    171,263    593,891       0.1%
#   AP Eagers, Ltd.                                                3,748     27,928       0.0%
#   APA Group                                                     29,646    179,170       0.0%
*   APN News & Media, Ltd.                                        48,554     98,756       0.0%
#   ARB Corp., Ltd.                                                6,423     83,185       0.0%
    Ardent Leisure Group                                          39,606     60,648       0.0%
#*  Arrium, Ltd.                                                  91,938         --       0.0%
    Asaleo Care, Ltd.                                             33,617     37,247       0.0%
*   ASG Group, Ltd.                                               29,610     35,959       0.0%
    ASX, Ltd.                                                      9,953    356,030       0.1%
    AUB Group, Ltd.                                                6,209     46,783       0.0%
    Aurizon Holdings, Ltd.                                        88,081    326,333       0.1%
*   Ausdrill, Ltd.                                                31,689     31,825       0.0%
    AusNet Services                                               86,184     98,169       0.0%
    Australia & New Zealand Banking Group, Ltd.                   84,976  1,794,303       0.3%
*   Australian Agricultural Co., Ltd.                             42,738     56,639       0.0%
    Australian Pharmaceutical Industries, Ltd.                    38,132     54,966       0.0%
    Automotive Holdings Group, Ltd.                               34,642    106,481       0.0%
    Aveo Group                                                    29,088     70,987       0.0%
*   AWE, Ltd.                                                     57,918     23,719       0.0%
    Bank of Queensland, Ltd.                                      49,521    392,954       0.1%
    Bapcor, Ltd.                                                   9,930     38,717       0.0%
    Beach Energy, Ltd.                                           152,044     82,760       0.0%
*   Beadell Resources, Ltd.                                       18,149      6,457       0.0%
    Bega Cheese, Ltd.                                              5,491     20,565       0.0%
#   Bellamy's Australia, Ltd.                                      6,608     57,062       0.0%
#   Bendigo & Adelaide Bank, Ltd.                                 47,504    401,165       0.1%
    BHP Billiton, Ltd.                                           137,837  2,408,127       0.5%
    BHP Billiton, Ltd. Sponsored ADR                                 254      8,895       0.0%
*   Billabong International, Ltd.                                  5,101      4,681       0.0%
#   Blackmores, Ltd.                                               1,248    106,121       0.0%
    BlueScope Steel, Ltd.                                         91,163    540,836       0.1%
    Boral, Ltd.                                                   80,491    384,568       0.1%
*   Bradken, Ltd.                                                  8,625     21,085       0.0%
    Brambles, Ltd.                                                32,198    281,903       0.1%
    Breville Group, Ltd.                                          10,244     72,040       0.0%
    Brickworks, Ltd.                                               7,265     74,451       0.0%
    BT Investment Management, Ltd.                                 6,213     43,551       0.0%
#   Cabcharge Australia, Ltd.                                     20,194     55,202       0.0%
    Caltex Australia, Ltd.                                         7,323    170,459       0.0%
#   Cardno, Ltd.                                                  13,484      9,470       0.0%
    carsales.com, Ltd.                                            17,747    143,631       0.0%
#   Cash Converters International, Ltd.                           34,080      8,295       0.0%
    Cedar Woods Properties, Ltd.                                   3,941     13,461       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Challenger, Ltd.                                              51,974 $  424,290       0.1%
    CIMIC Group, Ltd.                                              3,736     83,840       0.0%
    Cleanaway Waste Management, Ltd.                             222,913    196,270       0.1%
    Coca-Cola Amatil, Ltd.                                        24,485    177,388       0.0%
    Cochlear, Ltd.                                                 2,205    214,241       0.1%
    Collins Foods, Ltd.                                           10,278     37,552       0.0%
    Commonwealth Bank of Australia                                19,796  1,102,061       0.2%
    Computershare, Ltd.                                           28,363    227,196       0.1%
#   Corporate Travel Management, Ltd.                              2,968     42,787       0.0%
#   Cover-More Group, Ltd.                                        12,150     13,140       0.0%
    Credit Corp. Group, Ltd.                                       3,966     53,369       0.0%
    CSG, Ltd.                                                     30,846     30,016       0.0%
    CSR, Ltd.                                                     57,786    160,455       0.0%
    Decmil Group, Ltd.                                            10,789      9,065       0.0%
    Domino's Pizza Enterprises, Ltd.                               5,014    244,262       0.1%
#*  Doray Minerals, Ltd.                                          20,708      8,358       0.0%
    Downer EDI, Ltd.                                              47,785    211,204       0.1%
    DUET Group                                                   133,381    241,477       0.1%
    DuluxGroup, Ltd.                                              35,562    173,919       0.0%
    Eclipx Group, Ltd.                                             3,965     11,596       0.0%
#*  Elders, Ltd.                                                   9,363     27,619       0.0%
#*  Energy Resources of Australia, Ltd.                           13,961      3,621       0.0%
#*  Energy World Corp., Ltd.                                      19,261      3,216       0.0%
#   EQT Holdings, Ltd.                                               676      9,127       0.0%
    ERM Power, Ltd.                                               11,026      9,426       0.0%
#   Event Hospitality and Entertainment, Ltd.                     12,605    134,084       0.0%
    Evolution Mining, Ltd.                                       116,512    205,466       0.1%
    Fairfax Media, Ltd.                                          291,705    182,719       0.0%
    Finbar Group, Ltd.                                             8,281      5,471       0.0%
#*  Fleetwood Corp., Ltd.                                            779      1,186       0.0%
#   FlexiGroup, Ltd.                                              30,205     51,581       0.0%
    Flight Centre Travel Group, Ltd.                               3,896    100,101       0.0%
#   Fortescue Metals Group, Ltd.                                 178,537    749,253       0.2%
#   G8 Education, Ltd.                                            33,655     80,741       0.0%
#   GBST Holdings, Ltd.                                            1,530      4,436       0.0%
    Genworth Mortgage Insurance Australia, Ltd.                    5,710     13,274       0.0%
    GrainCorp, Ltd. Class A                                       25,591    163,187       0.0%
    Greencross, Ltd.                                               7,545     39,987       0.0%
    GUD Holdings, Ltd.                                             9,711     70,047       0.0%
    GWA Group, Ltd.                                               17,580     38,107       0.0%
    Hansen Technologies, Ltd.                                      8,682     27,131       0.0%
#   Harvey Norman Holdings, Ltd.                                  43,142    165,215       0.0%
    HFA Holdings, Ltd.                                            13,789     23,983       0.0%
*   Hills, Ltd.                                                   18,019      8,754       0.0%
*   Horizon Oil, Ltd.                                             94,750      2,725       0.0%
    Iluka Resources, Ltd.                                         21,603     94,710       0.0%
*   Imdex, Ltd.                                                    4,171      1,905       0.0%
#   IMF Bentham, Ltd.                                             25,892     36,115       0.0%
    Incitec Pivot, Ltd.                                          152,092    340,164       0.1%
#   Independence Group NL                                         53,669    174,757       0.0%
#*  Infigen Energy                                                36,743     28,071       0.0%
    Infomedia, Ltd.                                               19,244     11,113       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Insurance Australia Group, Ltd.                               81,264 $  339,749       0.1%
#   InvoCare, Ltd.                                                10,303    102,228       0.0%
#   IOOF Holdings, Ltd.                                           25,660    159,740       0.0%
    IRESS, Ltd.                                                    7,561     65,110       0.0%
    iSelect, Ltd.                                                  8,736     12,088       0.0%
    iSentia Group, Ltd.                                            4,328     11,566       0.0%
    James Hardie Industries P.L.C.                                16,741    249,169       0.1%
    JB Hi-Fi, Ltd.                                                10,627    229,085       0.1%
*   Karoon Gas Australia, Ltd.                                     6,708     11,655       0.0%
*   Kingsgate Consolidated, Ltd.                                  33,671      5,205       0.0%
    LendLease Group                                               48,539    497,229       0.1%
#*  Lynas Corp., Ltd.                                            963,840     40,943       0.0%
    MACA, Ltd.                                                     8,396     11,243       0.0%
*   Macmahon Holdings, Ltd.                                      237,156     16,712       0.0%
    Macquarie Group, Ltd.                                         15,292    924,409       0.2%
    Magellan Financial Group, Ltd.                                 7,068    114,140       0.0%
    Mantra Group, Ltd.                                            18,720     46,740       0.0%
    MaxiTRANS Industries, Ltd.                                    11,936      5,760       0.0%
*   Mayne Pharma Group, Ltd.                                      56,914     70,827       0.0%
    McMillan Shakespeare, Ltd.                                     5,192     42,653       0.0%
    Medibank Pvt, Ltd.                                           100,937    197,748       0.1%
*   Medusa Mining, Ltd.                                           45,149     22,045       0.0%
    Melbourne IT, Ltd.                                             8,952     13,281       0.0%
#*  Metals X, Ltd.                                                19,748     20,788       0.0%
*   Mincor Resources NL                                            3,984        985       0.0%
    Mineral Resources, Ltd.                                       18,509    162,831       0.0%
    Mirvac Group                                                  81,246    128,883       0.0%
#   MMA Offshore, Ltd.                                            12,228      2,834       0.0%
#   Monadelphous Group, Ltd.                                      16,064    113,519       0.0%
    Monash IVF Group, Ltd.                                         5,960      9,557       0.0%
    Mortgage Choice, Ltd.                                          2,795      4,758       0.0%
*   Mount Gibson Iron, Ltd.                                       26,826      6,663       0.0%
#   Myer Holdings, Ltd.                                           98,432     87,734       0.0%
    MyState, Ltd.                                                  7,026     21,259       0.0%
    National Australia Bank, Ltd.                                 67,610  1,435,187       0.3%
    Navitas, Ltd.                                                 23,128     91,971       0.0%
*   NetComm Wireless, Ltd.                                         5,013      8,630       0.0%
    New Hope Corp., Ltd.                                          16,892     24,111       0.0%
    Newcrest Mining, Ltd.                                         34,372    601,834       0.1%
    nib holdings, Ltd.                                            30,472    111,592       0.0%
    Northern Star Resources, Ltd.                                 45,458    147,031       0.0%
    Nufarm, Ltd.                                                  20,788    139,550       0.0%
#   OFX Group, Ltd.                                                8,349      9,828       0.0%
    Oil Search, Ltd.                                              52,256    261,939       0.1%
    Orica, Ltd.                                                   56,565    698,825       0.1%
    Origin Energy, Ltd.                                           52,132    210,122       0.1%
#*  Orocobre, Ltd.                                                 8,159     23,761       0.0%
    Orora, Ltd.                                                  113,389    249,861       0.1%
    OZ Minerals, Ltd.                                             35,440    181,075       0.0%
    Pact Group Holdings, Ltd.                                     16,885     84,171       0.0%
#*  Paladin Energy, Ltd.                                         157,449     16,740       0.0%
*   Panoramic Resources, Ltd.                                      9,832      1,728       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    Peet, Ltd.                                                    15,682 $ 11,325       0.0%
    Perpetual, Ltd.                                                4,089  140,407       0.0%
*   Perseus Mining, Ltd.                                          75,538   35,507       0.0%
#   Platinum Asset Management, Ltd.                               13,014   49,287       0.0%
    Premier Investments, Ltd.                                     10,340  111,275       0.0%
    Prime Media Group, Ltd.                                       19,595    4,170       0.0%
    Programmed Maintenance Services, Ltd.                         22,039   24,020       0.0%
    Qantas Airways, Ltd.                                          74,420  172,939       0.0%
    QBE Insurance Group, Ltd.                                     50,070  379,355       0.1%
#   Qube Holdings, Ltd.                                           67,880  114,913       0.0%
*   Ramelius Resources, Ltd.                                      54,769   20,365       0.0%
    RCR Tomlinson, Ltd.                                            9,186   18,585       0.0%
    REA Group, Ltd.                                                2,678  103,859       0.0%
    Reckon, Ltd.                                                   6,209    7,456       0.0%
    Regis Healthcare, Ltd.                                         7,110   21,260       0.0%
    Regis Resources, Ltd.                                         42,839  108,038       0.0%
    Reject Shop, Ltd. (The)                                        5,557   31,540       0.0%
#   Resolute Mining, Ltd.                                         57,493   67,914       0.0%
    Retail Food Group, Ltd.                                        2,999   15,427       0.0%
    Ridley Corp., Ltd.                                            37,057   35,086       0.0%
    Rio Tinto, Ltd.                                               14,188  587,021       0.1%
    SAI Global, Ltd.                                              24,347   86,576       0.0%
    Sandfire Resources NL                                         21,046   83,017       0.0%
    Santos, Ltd.                                                  84,475  226,034       0.1%
*   Saracen Mineral Holdings, Ltd.                                90,687   78,359       0.0%
    Seek, Ltd.                                                    20,945  232,622       0.1%
    Select Harvests, Ltd.                                          8,570   39,829       0.0%
*   Senex Energy, Ltd.                                           135,403   25,935       0.0%
    Servcorp, Ltd.                                                 5,319   32,088       0.0%
#   Seven Group Holdings, Ltd.                                     9,767   67,320       0.0%
    Seven West Media, Ltd.                                       137,261   70,730       0.0%
    Sigma Pharmaceuticals, Ltd.                                  107,148  108,133       0.0%
    Silver Chef, Ltd.                                              1,739   14,028       0.0%
*   Silver Lake Resources, Ltd.                                   47,532   23,298       0.0%
    Sims Metal Management, Ltd.                                   19,344  147,156       0.0%
    Sirtex Medical, Ltd.                                           3,552   75,183       0.0%
#   Slater & Gordon, Ltd.                                         28,214    7,802       0.0%
    SMS Management & Technology, Ltd.                              9,154   10,607       0.0%
    Sonic Healthcare, Ltd.                                        14,128  219,725       0.1%
    South32, Ltd.                                                143,438  279,922       0.1%
    South32, Ltd. ADR                                              3,651   35,141       0.0%
#   Southern Cross Media Group, Ltd.                              79,239   86,502       0.0%
    Spark Infrastructure Group                                   104,171  175,618       0.0%
    Spotless Group Holdings, Ltd.                                 14,400   10,924       0.0%
#*  St Barbara, Ltd.                                              47,300   96,540       0.0%
    Steadfast Group, Ltd.                                         42,055   68,288       0.0%
    Suncorp Group, Ltd.                                           48,879  443,631       0.1%
*   Sundance Energy Australia, Ltd.                               57,522    7,571       0.0%
    Sunland Group, Ltd.                                            6,809    7,849       0.0%
    Super Retail Group, Ltd.                                      11,158   82,951       0.0%
    Sydney Airport                                                23,431  111,386       0.0%
    Tassal Group, Ltd.                                            17,196   50,275       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
AUSTRALIA -- (Continued)
    Technology One, Ltd.                                          14,423 $    61,594       0.0%
    Telstra Corp., Ltd.                                           61,597     232,956       0.1%
#*  Ten Network Holdings, Ltd.                                     7,026       5,520       0.0%
#   TFS Corp., Ltd.                                               26,787      28,517       0.0%
    Thorn Group, Ltd.                                              4,148       5,435       0.0%
*   Tiger Resources, Ltd.                                        219,444       3,337       0.0%
    Tox Free Solutions, Ltd.                                      17,826      31,839       0.0%
#   TPG Telecom, Ltd.                                             12,199      69,950       0.0%
    Transurban Group                                              28,787     227,144       0.1%
*   Troy Resources, Ltd.                                             583         158       0.0%
*   UGL, Ltd.                                                     20,063      48,977       0.0%
#   Villa World, Ltd.                                             10,295      17,841       0.0%
    Village Roadshow, Ltd.                                         8,808      34,054       0.0%
*   Virgin Australia Holdings, Ltd.                              108,136      19,307       0.0%
    Virtus Health, Ltd.                                            6,841      36,203       0.0%
    Vita Group, Ltd.                                               5,661      17,593       0.0%
    Vocus Communications, Ltd.                                    48,347     209,611       0.1%
*   Watpac, Ltd.                                                  27,091      18,405       0.0%
    Webjet, Ltd.                                                   3,015      25,046       0.0%
    Wesfarmers, Ltd.                                              13,230     411,968       0.1%
*   Western Areas, Ltd.                                           29,390      55,124       0.0%
    Westpac Banking Corp.                                         70,466   1,629,522       0.3%
#*  Whitehaven Coal, Ltd.                                         55,612     127,893       0.0%
    Woodside Petroleum, Ltd.                                      54,412   1,164,743       0.2%
#   Woolworths, Ltd.                                              17,194     308,567       0.1%
#*  WorleyParsons, Ltd.                                           27,789     177,599       0.0%
    WPP AUNZ, Ltd.                                                68,187      42,209       0.0%
                                                                         -----------       ---
TOTAL AUSTRALIA                                                           35,370,200       6.5%
                                                                         -----------       ---
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG                                           125      14,970       0.0%
    ANDRITZ AG                                                     4,013     209,821       0.1%
    Atrium European Real Estate, Ltd.                              9,121      39,015       0.0%
    Austria Technologie & Systemtechnik AG                         3,324      36,797       0.0%
    BUWOG AG                                                       4,151     100,329       0.0%
    CA Immobilien Anlagen AG                                       6,306     114,416       0.0%
    Conwert Immobilien Invest SE                                   5,541      98,293       0.0%
#   DO & CO AG                                                       270      20,921       0.0%
    Erste Group Bank AG                                           13,425     420,992       0.1%
    EVN AG                                                         2,411      28,194       0.0%
*   FACC AG                                                        1,487       9,020       0.0%
    IMMOFINANZ AG                                                 56,022     120,569       0.0%
    Kapsch TrafficCom AG                                             788      35,278       0.0%
    Lenzing AG                                                     1,292     168,386       0.1%
    Mayr Melnhof Karton AG                                           878      97,251       0.0%
    Oesterreichische Post AG                                       3,229     111,408       0.0%
    OMV AG                                                        21,301     664,796       0.1%
    Palfinger AG                                                   1,123      33,972       0.0%
    POLYTEC Holding AG                                             2,865      24,781       0.0%
    Porr Ag                                                          848      30,479       0.0%
*   Raiffeisen Bank International AG                              13,713     224,582       0.1%
    RHI AG                                                         3,247      81,721       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
AUSTRIA -- (Continued)
    Rosenbauer International AG                                     131 $    7,652       0.0%
    S IMMO AG                                                     4,456     47,817       0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                       459     32,521       0.0%
    Semperit AG Holding                                           1,281     34,737       0.0%
    Strabag SE                                                    1,732     58,131       0.0%
    Telekom Austria AG                                           11,919     68,457       0.0%
    UNIQA Insurance Group AG                                      8,963     57,733       0.0%
    Verbund AG                                                    6,217    103,684       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe          1,985     39,120       0.0%
    Voestalpine AG                                               14,054    497,878       0.1%
    Wienerberger AG                                               7,724    123,434       0.1%
    Zumtobel Group AG                                             1,877     32,925       0.0%
                                                                        ----------       ---
TOTAL AUSTRIA                                                            3,790,080       0.7%
                                                                        ----------       ---
BELGIUM -- (1.2%)
#*  Ablynx NV                                                     5,201     51,355       0.0%
    Ackermans & van Haaren NV                                     2,484    344,779       0.1%
    Ageas                                                        18,536    677,183       0.1%
*   AGFA-Gevaert NV                                              19,738     82,033       0.0%
    Atenor                                                          216     10,952       0.0%
    Banque Nationale de Belgique                                     19     58,820       0.0%
    Barco NV                                                      1,098     86,357       0.0%
    Bekaert SA                                                    4,550    202,276       0.1%
    bpost SA                                                      8,501    226,165       0.1%
#*  Celyad SA                                                       565      9,665       0.0%
    Cie d'Entreprises CFE                                           814     89,725       0.0%
*   Cie Immobiliere de Belgique SA                                  213     11,865       0.0%
    Colruyt SA                                                    8,377    450,247       0.1%
    D'ieteren SA                                                  3,335    147,022       0.0%
    Deceuninck NV                                                 5,234     13,571       0.0%
    Econocom Group SA                                             6,240     92,791       0.0%
    Elia System Operator SA                                       2,099    108,625       0.0%
    Euronav NV                                                   14,415    112,781       0.0%
    EVS Broadcast Equipment SA                                    1,407     49,254       0.0%
#   Exmar NV                                                      3,996     28,554       0.0%
#*  Fagron                                                        5,928     58,286       0.0%
*   Galapagos NV                                                  2,894    176,085       0.1%
*   Galapagos NV Sponsored ADR                                      300     18,186       0.0%
    Gimv NV                                                         504     27,125       0.0%
    Ion Beam Applications                                         1,047     49,723       0.0%
*   KBC Group NV                                                  9,389    572,363       0.1%
    Kinepolis Group NV                                            1,256     56,515       0.0%
#   Lotus Bakeries                                                   25     68,688       0.0%
*   MDxHealth                                                     5,800     29,791       0.0%
    Melexis NV                                                    1,933    126,556       0.0%
#*  Nyrstar NV                                                   11,040     56,688       0.0%
    Ontex Group NV                                                7,161    216,608       0.1%
*   Orange Belgium SA                                             4,432     99,820       0.0%
    Picanol                                                         183     14,984       0.0%
    Proximus SADP                                                14,533    415,971       0.1%
    Recticel SA                                                   3,942     25,761       0.0%
    Resilux                                                         108     17,981       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
BELGIUM -- (Continued)
    Sioen Industries NV                                            1,485 $   44,273       0.0%
    Sipef SA                                                         498     28,560       0.0%
    Solvay SA                                                      6,246    716,500       0.2%
*   Telenet Group Holding NV                                       2,367    126,733       0.0%
*   Tessenderlo Chemie NV                                          3,117    104,063       0.0%
*   ThromboGenics NV                                                 592      1,838       0.0%
    Umicore SA                                                    11,345    689,573       0.1%
    Van de Velde NV                                                  784     55,219       0.0%
                                                                         ----------       ---
TOTAL BELGIUM                                                             6,651,910       1.2%
                                                                         ----------       ---
CANADA -- (10.7%)
#*  5N Plus, Inc.                                                  4,100      5,135       0.0%
    Absolute Software Corp.                                        2,400     11,398       0.0%
    Acadian Timber Corp.                                             700      9,102       0.0%
*   Advantage Oil & Gas, Ltd.(B66PKS8)                            23,220    156,670       0.0%
*   Advantage Oil & Gas, Ltd.(00765F101)                           3,399     22,943       0.0%
    Aecon Group, Inc.                                              8,695    112,407       0.0%
    Ag Growth International, Inc.                                  1,000     34,765       0.0%
    AGF Management, Ltd. Class B                                   7,587     28,904       0.0%
    Agnico Eagle Mines, Ltd.                                      15,126    768,401       0.2%
    Agrium, Inc.(008916108)                                        6,579    604,084       0.1%
    Agrium, Inc.(2213538)                                          1,600    146,878       0.0%
    AGT Food & Ingredients, Inc.                                   3,100     88,149       0.0%
    Aimia, Inc.                                                   13,859     74,911       0.0%
*   Air Canada                                                     5,441     51,315       0.0%
    AirBoss of America Corp.                                       3,978     37,695       0.0%
*   Alacer Gold Corp.                                             29,796     60,201       0.0%
    Alamos Gold, Inc. Class A(011532108)                          13,292    104,339       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                            18,900    148,235       0.0%
#   Alaris Royalty Corp.                                           5,082     74,678       0.0%
*   Alexco Resource Corp.                                          1,285      2,262       0.0%
    Algonquin Power & Utilities Corp.                             18,683    165,059       0.0%
    Alimentation Couche-Tard, Inc. Class B                         5,865    294,627       0.1%
#   AltaGas, Ltd.                                                 14,514    359,144       0.1%
    Altius Minerals Corp.                                          4,348     36,047       0.0%
    Altus Group, Ltd.                                              3,650     78,725       0.0%
    ARC Resources, Ltd.                                           31,201    529,670       0.1%
*   Argonaut Gold, Inc.                                           18,272     36,917       0.0%
*   Asanko Gold, Inc.                                              5,802     21,412       0.0%
    Atco, Ltd. Class I                                             3,639    127,567       0.0%
#*  Athabasca Oil Corp.                                           40,149     37,715       0.0%
*   ATS Automation Tooling Systems, Inc.                          10,297     88,284       0.0%
*   AuRico Metals, Inc.(05157J108)                                 5,845      5,436       0.0%
*   AuRico Metals, Inc.(BYR52G5)                                   2,212      2,028       0.0%
    AutoCanada, Inc.                                               2,621     43,087       0.0%
#*  Avigilon Corp.                                                 5,073     32,148       0.0%
*   B2Gold Corp.                                                 103,493    299,376       0.1%
#   Badger Daylighting, Ltd.                                       6,456    139,488       0.0%
    Bank of Montreal(2076009)                                      7,124    453,370       0.1%
    Bank of Montreal(063671101)                                   14,125    898,350       0.2%
    Bank of Nova Scotia (The)(2076281)                             3,200    171,965       0.0%
    Bank of Nova Scotia (The)(064149107)                          25,169  1,353,085       0.3%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
CANADA -- (Continued)
    Barrick Gold Corp.(2024644)                                  23,582 $  414,922       0.1%
    Barrick Gold Corp.(067901108)                                46,629    820,204       0.2%
#*  Baytex Energy Corp.(B4VGVM3)                                 28,300    108,870       0.0%
*   Baytex Energy Corp.(07317Q105)                                2,602     10,018       0.0%
    BCE, Inc.(05534B760)                                          2,798    127,141       0.0%
    BCE, Inc.(B188TH2)                                            2,141     97,273       0.0%
*   Bellatrix Exploration, Ltd.                                   7,797      7,119       0.0%
*   Birchcliff Energy, Ltd.                                      12,347     78,613       0.0%
    Bird Construction, Inc.                                       7,689     63,057       0.0%
    Black Diamond Group, Ltd.                                     3,642     11,893       0.0%
*   BlackBerry, Ltd.(09228F103)                                  31,605    222,815       0.1%
*   BlackBerry, Ltd.(BCBHZ31)                                     7,950     56,130       0.0%
#*  BlackPearl Resources, Inc.                                   32,381     35,729       0.0%
#*  Bombardier, Inc. Class B                                     79,730    105,807       0.0%
    Bonavista Energy Corp.                                        5,420     17,699       0.0%
#   Bonterra Energy Corp.                                         2,880     54,195       0.0%
    Boralex, Inc. Class A                                         4,223     60,576       0.0%
    Brookfield Asset Management, Inc. Class A                    20,989    734,998       0.1%
*   BRP, Inc.                                                     3,068     59,311       0.0%
#   Calfrac Well Services, Ltd.                                   9,153     18,766       0.0%
    Cameco Corp.                                                 14,192    109,278       0.0%
    Canaccord Genuity Group, Inc.                                12,583     39,307       0.0%
#*  Canacol Energy, Ltd.                                         17,800     54,941       0.0%
#   Canadian Energy Services & Technology Corp.                  20,070     79,155       0.0%
    Canadian Imperial Bank of Commerce                            6,765    507,104       0.1%
    Canadian National Railway Co.(136375102)                      9,292    584,188       0.1%
    Canadian National Railway Co.(2180632)                          300     18,859       0.0%
    Canadian Natural Resources, Ltd.                             53,582  1,699,085       0.3%
    Canadian Pacific Railway, Ltd.(13645T100)                     2,100    300,216       0.1%
    Canadian Pacific Railway, Ltd.(2793115)                       2,100    300,197       0.1%
#   Canadian Tire Corp., Ltd. Class A                             3,068    298,222       0.1%
    Canadian Utilities, Ltd. Class A                              2,411     68,899       0.0%
#   Canadian Western Bank                                         9,694    183,935       0.0%
    Canam Group, Inc.                                             4,800     32,243       0.0%
    Canexus Corp.                                                 8,060      9,254       0.0%
*   Canfor Corp.                                                 11,766    130,529       0.0%
    Canfor Pulp Products, Inc.                                    5,091     38,487       0.0%
    CanWel Building Materials Group, Ltd.                         4,100     20,022       0.0%
    Canyon Services Group, Inc.                                   7,376     29,310       0.0%
    Capital Power Corp.                                           7,701    118,561       0.0%
*   Capstone Mining Corp.                                        41,075     24,805       0.0%
    Cascades, Inc.                                               10,300     97,141       0.0%
    CCL Industries, Inc. Class B                                    870    154,723       0.0%
*   Celestica, Inc.(15101Q108)                                   11,606    137,531       0.0%
*   Celestica, Inc.(2263362)                                      1,100     13,015       0.0%
    Cenovus Energy, Inc.(15135U109)                              32,519    469,574       0.1%
    Cenovus Energy, Inc.(B57FG04)                                38,700    558,298       0.1%
    Centerra Gold, Inc.(B01NXQ4)                                 22,941    115,962       0.0%
    Centerra Gold, Inc.(152006102)                                  624      3,159       0.0%
*   Cequence Energy, Ltd.                                        30,508      6,596       0.0%
    Cervus Equipment Corp.                                        1,200     12,033       0.0%
*   CGI Group, Inc. Class A                                       8,717    413,796       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
CANADA -- (Continued)
    Chesswood Group, Ltd.                                          1,200 $ 10,101       0.0%
*   China Gold International Resources Corp., Ltd.                24,316   63,088       0.0%
#   CI Financial Corp.                                            15,529  285,735       0.1%
    Cineplex, Inc.                                                 6,483  246,502       0.1%
    Clearwater Seafoods, Inc.                                      2,677   27,243       0.0%
    Cogeco Communications, Inc.                                    2,482  115,764       0.0%
    Cogeco, Inc.                                                   1,076   39,669       0.0%
    Colliers International Group, Inc.                             1,720   59,856       0.0%
    Computer Modelling Group, Ltd.                                11,290   83,499       0.0%
    Constellation Software, Inc.                                     600  281,078       0.1%
#*  Copper Mountain Mining Corp.                                  22,194    7,115       0.0%
#   Corus Entertainment, Inc. Class B                             14,213  117,303       0.0%
    Cott Corp.(2228952)                                            4,956   64,994       0.0%
    Cott Corp.(22163N106)                                          8,421  110,399       0.0%
    Crescent Point Energy Corp.(22576C101)                         6,810   81,170       0.0%
    Crescent Point Energy Corp.(B67C8W8)                          28,678  341,456       0.1%
*   Crew Energy, Inc.                                             16,833   82,703       0.0%
*   Delphi Energy Corp.                                            8,492    6,584       0.0%
#*  Denison Mines Corp.                                            3,500    1,409       0.0%
*   Descartes Systems Group, Inc. (The)(2141941)                     100    2,084       0.0%
*   Descartes Systems Group, Inc. (The)(249906108)                 1,400   29,120       0.0%
*   Detour Gold Corp.                                             20,100  383,178       0.1%
    DH Corp.                                                      15,450  199,964       0.1%
    DHX Media, Ltd.                                                3,634   18,450       0.0%
    DirectCash Payments, Inc.                                      1,393   19,722       0.0%
    Dollarama, Inc.                                                3,000  224,178       0.1%
    Dominion Diamond Corp.                                         8,601   73,195       0.0%
    Dorel Industries, Inc. Class B                                 3,147   79,889       0.0%
*   Dundee Precious Metals, Inc.                                  16,018   32,721       0.0%
*   ECN Capital Corp.                                             31,899   69,682       0.0%
*   Eldorado Gold Corp.(284902103)                                 7,243   22,888       0.0%
*   Eldorado Gold Corp.(2307873)                                 100,431  316,725       0.1%
    Element Fleet Management Corp.                                31,899  310,833       0.1%
    Emera, Inc.                                                    1,790   62,429       0.0%
    Empire Co., Ltd. Class A                                      21,497  309,641       0.1%
#   Enbridge Income Fund Holdings, Inc.                           11,350  288,044       0.1%
    Enbridge, Inc.(2466149)                                       12,700  548,411       0.1%
    Enbridge, Inc.(29250N105)                                      6,108  263,682       0.1%
    Encana Corp.(2793193)                                         26,900  256,506       0.1%
    Encana Corp.(292505104)                                       56,119  535,375       0.1%
*   Endeavour Mining Corp.                                         8,672  169,393       0.0%
*   Endeavour Silver Corp.(2980003)                                5,300   23,274       0.0%
*   Endeavour Silver Corp.(29258Y103)                              4,949   21,776       0.0%
#   Enercare, Inc.                                                15,100  218,175       0.1%
    Enerflex, Ltd.                                                 8,466   89,943       0.0%
#*  Energy Fuels, Inc.                                             2,154    3,115       0.0%
    Enerplus Corp.                                                11,838   79,551       0.0%
    Enghouse Systems, Ltd.                                         1,600   60,109       0.0%
    Ensign Energy Services, Inc.                                  15,075   90,924       0.0%
#*  Epsilon Energy, Ltd.                                           5,703   12,330       0.0%
    Equitable Group, Inc.                                          1,307   51,489       0.0%
*   Essential Energy Services Trust                               19,400    8,389       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
    Evertz Technologies, Ltd.                                     2,200 $ 26,866       0.0%
    Exchange Income Corp.                                         4,758  133,521       0.0%
    Exco Technologies, Ltd.                                       4,701   40,305       0.0%
#   Extendicare, Inc.                                             8,949   61,515       0.0%
    Fairfax Financial Holdings, Ltd.                                847  433,793       0.1%
    Fiera Capital Corp.                                           2,526   22,655       0.0%
    Finning International, Inc.                                  20,655  384,365       0.1%
    Firm Capital Mortgage Investment Corp.                        2,400   24,710       0.0%
    First Capital Realty, Inc.                                    6,219   99,176       0.0%
*   First Majestic Silver Corp.(32076V103)                        7,108   57,219       0.0%
*   First Majestic Silver Corp.(2833583)                          4,769   38,293       0.0%
    First National Financial Corp.                                1,400   25,520       0.0%
    First Quantum Minerals, Ltd.                                 64,395  611,640       0.1%
    FirstService Corp.(33767E103)                                 1,720   69,763       0.0%
    FirstService Corp.(BYL7ZF7)                                     200    8,104       0.0%
#   Fortis, Inc.                                                  5,959  196,145       0.1%
*   Fortuna Silver Mines, Inc.(2383033)                           7,299   49,901       0.0%
*   Fortuna Silver Mines, Inc.(349915108)                         1,312    8,974       0.0%
    Franco-Nevada Corp.(351858105)                                  742   48,571       0.0%
    Franco-Nevada Corp.(B29NF31)                                    400   26,181       0.0%
#   Freehold Royalties, Ltd.                                      6,258   58,787       0.0%
#   Genworth MI Canada, Inc.                                      6,249  135,714       0.0%
    George Weston, Ltd.                                           2,534  206,491       0.1%
    Gibson Energy, Inc.                                          11,892  149,215       0.0%
    Gildan Activewear, Inc.(2254645)                              2,000   51,368       0.0%
    Gildan Activewear, Inc.(375916103)                            3,004   77,113       0.0%
    Gluskin Sheff + Associates, Inc.                              2,574   30,877       0.0%
    GMP Capital, Inc.                                             5,000   18,005       0.0%
    Goldcorp, Inc.                                               23,406  355,771       0.1%
*   Gran Tierra Energy, Inc.(B2PPCS5)                            38,030  111,144       0.0%
*   Gran Tierra Energy, Inc.(38500T101)                           2,706    7,874       0.0%
    Granite Oil Corp.                                             3,733   14,111       0.0%
*   Great Panther Silver, Ltd.                                      753    1,027       0.0%
    Great-West Lifeco, Inc.                                       7,678  192,852       0.0%
    Guardian Capital Group, Ltd. Class A                          1,428   22,890       0.0%
*   Heroux-Devtek, Inc.                                           1,114   12,026       0.0%
    High Liner Foods, Inc.                                        2,850   52,206       0.0%
#   Home Capital Group, Inc.                                      8,072  159,779       0.0%
    Horizon North Logistics, Inc.                                10,800   14,654       0.0%
    HudBay Minerals, Inc.(B05BDX1)                                3,724   15,687       0.0%
    HudBay Minerals, Inc.(B05BQ98)                               19,343   82,208       0.0%
    Hudson's Bay Co.                                             13,684  168,130       0.0%
*   Husky Energy, Inc.                                           28,849  310,364       0.1%
*   IAMGOLD Corp.(2446646)                                       48,980  196,095       0.1%
*   IAMGOLD Corp.(450913108)                                      4,292   17,211       0.0%
    IGM Financial, Inc.                                           6,969  187,045       0.0%
*   IMAX Corp.                                                    4,098  123,964       0.0%
#*  Imperial Metals Corp.                                         1,400    5,375       0.0%
    Imperial Oil, Ltd.(2454241)                                   3,400  110,266       0.0%
    Imperial Oil, Ltd.(453038408)                                 8,027  260,717       0.1%
    Industrial Alliance Insurance & Financial Services, Inc.      9,678  374,767       0.1%
#   Innergex Renewable Energy, Inc.                               9,052  100,623       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
CANADA -- (Continued)
    Intact Financial Corp.                                         2,855 $194,080       0.1%
    Inter Pipeline, Ltd.                                          10,693  221,705       0.1%
*   Interfor Corp.                                                 8,940  100,044       0.0%
    Intertape Polymer Group, Inc.                                  5,000   84,694       0.0%
*   Ithaca Energy, Inc.                                           43,625   41,957       0.0%
*   Ivanhoe Mines, Ltd. Class A                                   40,542   63,172       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                      13,000  195,780       0.1%
    Just Energy Group, Inc.(B63MCN1)                               9,896   51,941       0.0%
    Just Energy Group, Inc.(B693818)                               4,023   21,081       0.0%
#   K-Bro Linen, Inc.                                              1,051   30,136       0.0%
    Keyera Corp.                                                  11,454  343,799       0.1%
*   Kinross Gold Corp.(496902404)                                 27,330  105,494       0.0%
*   Kinross Gold Corp.(B03Z841)                                  110,397  428,814       0.1%
*   Kirkland Lake Gold, Inc.                                       7,917   54,893       0.0%
*   Klondex Mines, Ltd.                                           13,400   73,828       0.0%
*   Knight Therapeutics, Inc.                                      8,053   53,555       0.0%
#   Labrador Iron Ore Royalty Corp.                                3,709   40,621       0.0%
    Laurentian Bank of Canada                                      3,946  145,831       0.0%
    Leon's Furniture, Ltd.                                         1,806   22,432       0.0%
    Linamar Corp.                                                  6,528  265,490       0.1%
    Loblaw Cos., Ltd.                                              3,984  196,591       0.1%
    Lucara Diamond Corp.                                          27,189   76,826       0.0%
*   Lundin Mining Corp.                                           84,387  330,300       0.1%
    MacDonald Dettwiler & Associates, Ltd.                         7,000  400,649       0.1%
    Magellan Aerospace Corp.                                       1,937   26,500       0.0%
    Magna International, Inc.(2554475)                            23,650  971,002       0.2%
    Magna International, Inc.(559222401)                           7,200  295,560       0.1%
*   Mainstreet Equity Corp.                                          500   12,115       0.0%
    Major Drilling Group International, Inc.                       9,020   46,200       0.0%
    Mandalay Resources Corp.                                      36,500   27,212       0.0%
#   Manitoba Telecom Services, Inc.                                3,243   90,643       0.0%
    Manulife Financial Corp.(56501R106)                           35,723  517,269       0.1%
    Manulife Financial Corp.(2492519)                              4,200   60,841       0.0%
    Maple Leaf Foods, Inc.                                         4,900  111,604       0.0%
    Martinrea International, Inc.                                  9,617   56,427       0.0%
    Mediagrif Interactive Technologies, Inc.                         800   11,004       0.0%
    Medical Facilities Corp.                                       3,550   57,909       0.0%
#*  MEG Energy Corp.                                              16,504   67,306       0.0%
    Melcor Developments, Ltd.                                        200    1,849       0.0%
#*  Merus Labs International, Inc.                                14,935   13,807       0.0%
#   Methanex Corp.(59151K108)                                      8,906  323,733       0.1%
#   Methanex Corp.(2654416)                                        1,735   63,059       0.0%
    Metro, Inc.                                                    4,677  144,568       0.0%
#*  Mitel Networks Corp.                                          11,355   75,683       0.0%
    Morneau Shepell, Inc.                                          3,900   58,269       0.0%
    MTY Food Group, Inc.                                           1,988   71,736       0.0%
    Mullen Group, Ltd.                                            15,004  207,951       0.1%
    National Bank of Canada                                       25,955  926,508       0.2%
    Nevsun Resources, Ltd.                                        28,381   82,310       0.0%
    New Flyer Industries, Inc.                                     3,576   99,978       0.0%
*   New Gold, Inc.(2826947)                                       64,548  254,573       0.1%
*   New Gold, Inc.(644535106)                                      4,011   15,884       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
CANADA -- (Continued)
    Newalta Corp.                                                 5,173 $    8,755       0.0%
    Norbord, Inc.                                                 3,712     87,312       0.0%
    North American Energy Partners, Inc.                          2,400      7,080       0.0%
    North West Co., Inc. (The)                                    4,209     80,333       0.0%
#   Northland Power, Inc.                                         7,664    137,133       0.0%
*   NuVista Energy, Ltd.                                         17,611     89,545       0.0%
    OceanaGold Corp.                                             75,090    229,530       0.1%
    Onex Corp.                                                    5,500    355,759       0.1%
    Open Text Corp.(683715106)                                    1,994    123,788       0.0%
    Open Text Corp.(2260824)                                        900     55,880       0.0%
    Osisko Gold Royalties, Ltd.                                  13,991    147,289       0.0%
*   Painted Pony Petroleum, Ltd.                                  2,100     12,870       0.0%
    Pan American Silver Corp.(697900108)                         18,080    289,822       0.1%
    Pan American Silver Corp.(2669272)                            2,000     31,939       0.0%
*   Paramount Resources, Ltd. Class A                             4,500     51,062       0.0%
*   Parex Resources, Inc.                                         8,330     95,826       0.0%
#   Parkland Fuel Corp.                                           6,734    157,292       0.0%
#   Pason Systems, Inc.                                           8,565     97,380       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                               4,402    135,406       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                                 900     27,652       0.0%
    Pengrowth Energy Corp.(B67M828)                              61,484     94,887       0.0%
    Pengrowth Energy Corp.(70706P104)                             4,002      6,243       0.0%
    Penn West Petroleum, Ltd.(707887105)                         20,635     32,810       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                           53,000     84,560       0.0%
#   Peyto Exploration & Development Corp.                         9,128    234,512       0.1%
    PHX Energy Services Corp.                                     3,238      8,932       0.0%
    Pizza Pizza Royalty Corp.                                     2,400     27,197       0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)                12,697    206,707       0.1%
    Potash Corp. of Saskatchewan, Inc.(2696980)                  70,881  1,152,549       0.2%
    PrairieSky Royalty, Ltd.                                      1,071     23,292       0.0%
    Precision Drilling Corp.(74022D308)                          19,847     88,319       0.0%
#   Precision Drilling Corp.(B5YPLH9)                            15,164     67,607       0.0%
    Premium Brands Holdings Corp.                                 2,140    103,562       0.0%
*   Pretium Resources, Inc.                                      12,600    123,154       0.0%
*   Primero Mining Corp.(B4Z8FV2)                                20,955     28,277       0.0%
*   Primero Mining Corp.(74164W106)                               9,167     12,559       0.0%
#   Pulse Seismic, Inc.                                           4,200      7,233       0.0%
    Quebecor, Inc. Class B                                        5,316    149,179       0.0%
    Reitmans Canada, Ltd. Class A                                 5,200     25,471       0.0%
    Restaurant Brands International, Inc.                         3,400    151,153       0.0%
    Richelieu Hardware, Ltd.                                      4,134     79,487       0.0%
*   Richmont Mines, Inc.                                          3,753     35,535       0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                     2,701     93,428       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                       2,600     89,904       0.0%
#   Rocky Mountain Dealerships, Inc.                              3,078     20,745       0.0%
    Rogers Communications, Inc. Class B(775109200)                4,076    163,977       0.0%
    Rogers Communications, Inc. Class B(2169051)                 15,136    608,916       0.1%
    Rogers Sugar, Inc.                                           13,620     63,769       0.0%
    Royal Bank of Canada                                         24,345  1,521,076       0.3%
    Russel Metals, Inc.                                           5,971     95,043       0.0%
*   Sandstorm Gold, Ltd.                                         15,511     74,589       0.0%
    Sandvine Corp.                                               21,606     48,486       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
CANADA -- (Continued)
    Saputo, Inc.                                                  7,380 $  265,202       0.1%
#*  Savanna Energy Services Corp.                                 8,000      8,231       0.0%
#*  Sears Canada, Inc.                                            1,813      3,528       0.0%
    Secure Energy Services, Inc.                                 15,758     96,571       0.0%
*   SEMAFO, Inc.                                                 41,698    163,522       0.0%
*   Seven Generations Energy, Ltd. Class A                        6,200    132,200       0.0%
    Shaw Communications, Inc. Class B                            10,419    206,505       0.1%
    ShawCor, Ltd.                                                 6,519    163,060       0.0%
*   Sherritt International Corp.                                 24,429     15,663       0.0%
    Sienna Senior Living, Inc.                                    4,500     53,579       0.0%
*   Sierra Wireless, Inc.                                         1,995     27,232       0.0%
*   Silver Standard Resources, Inc.(2218458)                      3,414     37,467       0.0%
*   Silver Standard Resources, Inc.(82823L106)                    7,380     80,885       0.0%
    Silver Wheaton Corp.(B058ZX6)                                12,300    296,381       0.1%
    Silver Wheaton Corp.(828336107)                              10,507    253,324       0.1%
    SNC-Lavalin Group, Inc.                                      12,110    492,056       0.1%
*   Solium Capital, Inc.                                          1,700      9,366       0.0%
*   Spartan Energy Corp.                                         37,700     87,694       0.0%
    Sprott, Inc.                                                 11,800     19,618       0.0%
    Stantec, Inc.(2854238)                                        1,800     40,045       0.0%
    Stantec, Inc.(85472N109)                                      5,203    116,027       0.0%
    Stella-Jones, Inc.                                            3,895    138,226       0.0%
*   Stornoway Diamond Corp.                                      47,014     40,309       0.0%
    Stuart Olson, Inc.                                            1,300      5,670       0.0%
#   Student Transportation, Inc.(B1FQZ15)                        13,999     81,095       0.0%
    Student Transportation, Inc.(86388A108)                         700      4,053       0.0%
    Sun Life Financial, Inc.(2566124)                            10,600    354,756       0.1%
    Sun Life Financial, Inc.(866796105)                          11,897    398,312       0.1%
    Suncor Energy, Inc.(B3NB1P2)                                    100      2,992       0.0%
#   Suncor Energy, Inc.(867224107)                               71,552  2,147,991       0.4%
*   SunOpta, Inc.(2817510)                                        1,492      9,900       0.0%
*   SunOpta, Inc.(8676EP108)                                      4,680     31,122       0.0%
    Superior Plus Corp.                                          18,598    165,556       0.0%
    Surge Energy, Inc.                                           26,835     54,818       0.0%
    Tahoe Resources, Inc.(873868103)                              6,785     81,827       0.0%
    Tahoe Resources, Inc.(B5B9KV1)                               30,865    370,022       0.1%
*   Taseko Mines, Ltd.                                           11,862      5,218       0.0%
    Teck Resources, Ltd. Class B(2879327)                        23,500    507,388       0.1%
    Teck Resources, Ltd. Class B(878742204)                      19,154    413,343       0.1%
    TELUS Corp.                                                   1,498     48,504       0.0%
*   Tembec, Inc.                                                  7,455      6,003       0.0%
*   Teranga Gold Corp.                                           57,500     46,727       0.0%
    Thomson Reuters Corp.(2889371)                                7,800    307,394       0.1%
    Thomson Reuters Corp.(2126067)                                4,105    161,778       0.0%
*   Timmins Gold Corp.                                           18,699      8,365       0.0%
    TMX Group, Ltd.                                               1,105     50,987       0.0%
    TORC Oil & Gas, Ltd.                                         14,765     83,551       0.0%
    Toromont Industries, Ltd.                                     6,942    203,918       0.1%
    Toronto-Dominion Bank (The)(2897222)                         15,058    683,240       0.1%
    Toronto-Dominion Bank (The)(891160509)                       34,519  1,566,472       0.3%
    Torstar Corp. Class B                                         2,714      3,379       0.0%
    Total Energy Services, Inc.                                   4,000     37,874       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
CANADA -- (Continued)
*   Tourmaline Oil Corp.                                          14,603 $   382,695       0.1%
    TransAlta Corp.                                               31,016     138,021       0.0%
#   TransAlta Renewables, Inc.                                     8,684      95,885       0.0%
    TransCanada Corp.                                             10,296     466,203       0.1%
    Transcontinental, Inc. Class A                                 8,952     119,734       0.0%
    TransForce, Inc.                                              13,367     303,256       0.1%
    TransGlobe Energy Corp.(2470548)                               1,000       1,827       0.0%
    TransGlobe Energy Corp.(893662106)                               500         910       0.0%
*   Trican Well Service, Ltd.                                     18,176      39,027       0.0%
*   Trilogy Energy Corp.                                           7,125      38,246       0.0%
    Trinidad Drilling, Ltd.                                       30,118      57,708       0.0%
*   Turquoise Hill Resources, Ltd.(900435108)                      3,396      10,528       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                        9,100      28,223       0.0%
    Uni-Select, Inc.                                               7,611     171,252       0.0%
    Valener, Inc.                                                  3,344      52,505       0.0%
#   Veresen, Inc.                                                 33,502     303,474       0.1%
    Vermilion Energy, Inc.(923725105)                              2,873     112,851       0.0%
    Vermilion Energy, Inc.(B607XS1)                                4,300     168,627       0.0%
    Wajax Corp.                                                    1,975      22,455       0.0%
    Waste Connections, Inc.                                        5,234     393,642       0.1%
    West Fraser Timber Co., Ltd.                                  11,698     400,486       0.1%
    Western Energy Services Corp.                                  7,800      13,608       0.0%
    Western Forest Products, Inc.                                 55,280      84,076       0.0%
    Westshore Terminals Investment Corp.                           6,500     125,367       0.0%
    Whitecap Resources, Inc.                                      42,203     337,297       0.1%
    Wi-LAN, Inc.                                                  13,600      19,468       0.0%
    Winpak, Ltd.                                                   3,132     107,039       0.0%
    WSP Global, Inc.                                               8,616     279,106       0.1%
    Yamana Gold, Inc.(2219279)                                    89,105     318,209       0.1%
    Yamana Gold, Inc.(98462Y100)                                  14,406      51,285       0.0%
*   Yellow Pages, Ltd.                                             2,929      47,452       0.0%
    ZCL Composites, Inc.                                           4,199      36,596       0.0%
                                                                         -----------      ----
TOTAL CANADA                                                              61,637,987      11.3%
                                                                         -----------      ----
CHINA -- (0.0%)
    Chu Kong Shipping Enterprise Group Co., Ltd.                  46,000      12,666       0.0%
    Hua Hong Semiconductor, Ltd.                                  16,000      18,905       0.0%
    K Wah International Holdings, Ltd.                           137,475      74,326       0.0%
*   Lifestyle China Group, Ltd.                                   46,500      13,062       0.0%
                                                                         -----------      ----
TOTAL CHINA                                                                  118,959       0.0%
                                                                         -----------      ----
DENMARK -- (1.4%)
    ALK-Abello A.S.                                                  540      73,054       0.0%
    Alm Brand A.S.                                                 9,122      68,650       0.0%
    Ambu A.S. Class B                                              2,772     143,658       0.0%
*   Bang & Olufsen A.S.                                            2,210      24,431       0.0%
    BankNordik P/F                                                   549      10,536       0.0%
#*  Bavarian Nordic A.S.                                           2,341      79,306       0.0%
    Chr Hansen Holding A.S.                                        8,286     496,231       0.1%
    Coloplast A.S. Class B                                         1,093      76,141       0.0%
#*  D/S Norden A.S.                                                2,616      37,252       0.0%
    Danske Bank A.S.                                              14,589     450,056       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
DENMARK -- (Continued)
    DFDS A.S.                                                     4,120 $  199,071       0.0%
    DSV A.S.                                                     15,826    766,292       0.2%
#   FLSmidth & Co. A.S.                                           5,240    190,122       0.0%
    GN Store Nord A.S.                                           15,123    306,517       0.1%
*   H Lundbeck A.S.                                               6,171    198,882       0.0%
*   H+H International A.S. Class B                                2,105     21,148       0.0%
    IC Group A.S.                                                   908     21,456       0.0%
    ISS A.S.                                                     12,085    474,405       0.1%
    Jyske Bank A.S.                                               7,720    350,027       0.1%
    Matas A.S.                                                    4,156     80,658       0.0%
    NKT Holding A.S.                                              3,093    208,239       0.0%
    Pandora A.S.                                                  5,649    734,683       0.1%
    Per Aarsleff Holding A.S.                                     2,390     56,388       0.0%
    Ringkjoebing Landbobank A.S.                                    468     99,087       0.0%
    Rockwool International A.S. Class A                              20      3,257       0.0%
    Rockwool International A.S. Class B                           1,088    181,977       0.0%
    RTX A.S.                                                        936     16,244       0.0%
*   Santa Fe Group A.S.                                           1,591     15,463       0.0%
    Schouw & Co., AB                                              1,954    123,959       0.0%
    SimCorp A.S.                                                  4,351    240,277       0.1%
    Solar A.S. Class B                                              683     37,538       0.0%
    Spar Nord Bank A.S.                                           5,030     50,434       0.0%
    Sydbank A.S.                                                  8,796    274,666       0.1%
*   TDC A.S.                                                     95,840    528,414       0.1%
*   TK Development A.S.                                           5,396      7,143       0.0%
*   Topdanmark A.S.                                               8,232    221,547       0.1%
    Tryg A.S.                                                     7,254    141,460       0.0%
    United International Enterprises                                225     41,634       0.0%
    Vestas Wind Systems A.S.                                      7,837    627,868       0.1%
*   William Demant Holding A.S.                                  11,685    217,423       0.1%
                                                                        ----------       ---
TOTAL DENMARK                                                            7,895,594       1.4%
                                                                        ----------       ---
FINLAND -- (1.7%)
    Aktia Bank Oyj                                                1,256     12,547       0.0%
    Amer Sports Oyj                                              15,073    410,126       0.1%
    Aspo Oyj                                                      3,410     26,430       0.0%
    Atria Oyj                                                     2,128     23,354       0.0%
*   BasWare Oyj                                                     708     26,042       0.0%
#   Bittium Oyj                                                   1,037      6,424       0.0%
    Cargotec Oyj Class B                                          4,530    185,777       0.0%
    Caverion Corp.                                                8,485     61,049       0.0%
    Citycon Oyj                                                  36,634     85,848       0.0%
    Comptel Oyj                                                   9,619     22,685       0.0%
    Cramo Oyj                                                     4,246    111,282       0.0%
    Elisa Oyj                                                    10,902    367,301       0.1%
    F-Secure Oyj                                                  5,330     18,845       0.0%
*   Finnair Oyj                                                   5,464     24,219       0.0%
    Fiskars Oyj Abp                                               3,605     64,584       0.0%
    Fortum Oyj                                                   22,041    367,399       0.1%
    HKScan Oyj Class A                                            4,861     16,922       0.0%
    Huhtamaki Oyj                                                13,829    558,111       0.1%
    Kemira Oyj                                                   14,031    167,223       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FINLAND -- (Continued)
    Kesko Oyj Class A                                             1,108 $   51,745       0.0%
    Kesko Oyj Class B                                             9,213    457,793       0.1%
    Konecranes Oyj                                                5,858    199,537       0.1%
    Lassila & Tikanoja Oyj                                        5,035    104,827       0.0%
    Metsa Board Oyj                                              27,753    159,428       0.0%
    Metso Oyj                                                    14,089    369,410       0.1%
    Neste Oyj                                                    18,400    793,815       0.2%
    Nokian Renkaat Oyj                                            9,679    324,649       0.1%
    Oriola-KD Oyj Class B                                        14,358     67,287       0.0%
*   Outokumpu Oyj                                                33,494    233,506       0.1%
#*  Outotec Oyj                                                  18,535     80,707       0.0%
#   PKC Group Oyj                                                 3,663     64,237       0.0%
    Ponsse Oy                                                     1,526     38,129       0.0%
*   Poyry Oyj                                                       493      1,674       0.0%
    Raisio Oyj Class V                                           14,942     62,476       0.0%
    Ramirent Oyj                                                  9,374     69,118       0.0%
    Revenio Group Oyj                                               343     10,081       0.0%
    Sampo Oyj Class A                                            19,130    876,422       0.2%
    Sanoma Oyj                                                   12,675    118,525       0.0%
    Sponda Oyj                                                   20,215     95,707       0.0%
    SRV Group Oyj                                                 3,102     14,830       0.0%
#*  Stockmann Oyj Abp Class B                                     3,826     28,575       0.0%
    Stora Enso Oyj Class R                                       78,532    742,138       0.2%
    Technopolis Oyj                                              15,315     52,953       0.0%
    Teleste Oyj                                                   1,197     12,762       0.0%
    Tieto Oyj                                                     5,962    163,553       0.0%
    Tikkurila Oyj                                                 6,249    120,313       0.0%
    UPM-Kymmene Oyj                                              60,611  1,409,903       0.3%
    Uponor Oyj                                                    5,194     88,357       0.0%
    Vaisala Oyj Class A                                             518     17,593       0.0%
    Valmet Oyj                                                   12,515    185,811       0.0%
    YIT Oyj                                                      15,011    125,190       0.0%
                                                                        ----------       ---
TOTAL FINLAND                                                            9,697,219       1.8%
                                                                        ----------       ---
FRANCE -- (7.1%)
    ABC Arbitrage                                                 3,722     30,950       0.0%
    Accor SA                                                      9,875    374,720       0.1%
    Aeroports de Paris                                              963     97,270       0.0%
#   Air Liquide SA                                                6,924    703,566       0.1%
    Airbus Group SE                                               8,253    490,062       0.1%
    Akka Technologies                                             2,194     76,717       0.0%
    Albioma SA                                                    2,622     43,313       0.0%
*   Alstom SA                                                    10,960    294,514       0.1%
    Altamir                                                       1,823     23,297       0.0%
    Alten SA                                                      3,037    216,991       0.0%
    Altran Technologies SA                                       11,924    170,137       0.0%
    April SA                                                      1,193     16,357       0.0%
    Arkema SA                                                     8,867    840,790       0.2%
    Assystem                                                        948     28,419       0.0%
    Atos SE                                                       7,538    782,245       0.2%
    AXA SA                                                       47,127  1,063,294       0.2%
    Axway Software SA                                               579     17,734       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
#   Beneteau SA                                                     497 $    5,746       0.0%
    BioMerieux                                                    1,713    249,568       0.1%
    BNP Paribas SA                                               32,547  1,887,181       0.4%
    Boiron SA                                                       692     58,487       0.0%
    Bonduelle SCA                                                 1,635     38,741       0.0%
#   Bourbon Corp.                                                 3,477     45,377       0.0%
    Bouygues SA                                                  13,312    433,938       0.1%
    Bureau Veritas SA                                            12,840    242,511       0.1%
    Burelle SA                                                       39     38,352       0.0%
    Capgemini SA                                                  3,629    300,542       0.1%
    Carrefour SA                                                 50,364  1,319,987       0.2%
    Casino Guichard Perrachon SA                                  7,512    373,955       0.1%
*   Cegedim SA                                                      334      8,503       0.0%
*   Cegid Group SA                                                  726         --       0.0%
#*  CGG SA                                                        2,038     53,828       0.0%
    Chargeurs SA                                                  2,820     49,029       0.0%
    Christian Dior SE                                             1,170    225,653       0.0%
    Cie de Saint-Gobain                                          22,569  1,002,135       0.2%
    Cie des Alpes                                                   975     18,053       0.0%
    Cie Generale des Etablissements Michelin                     13,015  1,409,629       0.3%
    CNP Assurances                                               14,770    255,790       0.1%
*   Coface SA                                                     3,514     22,754       0.0%
    Credit Agricole SA                                           25,369    273,706       0.1%
    Danone SA                                                     8,626    598,285       0.1%
    Dassault Systemes                                             3,212    254,238       0.1%
    Derichebourg SA                                              13,919     43,530       0.0%
    Devoteam SA                                                     814     43,962       0.0%
    Edenred                                                      14,979    346,668       0.1%
    Eiffage SA                                                    6,303    466,640       0.1%
#   Electricite de France SA                                     17,746    198,936       0.0%
    Elior Group                                                   9,163    205,841       0.0%
    Elis SA                                                         489      8,124       0.0%
#   Engie SA                                                     46,224    666,629       0.1%
#*  Eramet                                                          319     14,973       0.0%
    Essilor International SA                                      4,502    505,905       0.1%
*   Esso SA Francaise                                               343     13,794       0.0%
#*  Etablissements Maurel et Prom                                16,911     74,440       0.0%
    Euler Hermes Group                                            1,521    131,941       0.0%
    Euronext NV                                                   2,530    101,316       0.0%
    Eutelsat Communications SA                                   15,760    330,248       0.1%
    Exel Industries Class A                                         266     19,475       0.0%
    Faiveley Transport SA                                           228     24,857       0.0%
    Faurecia                                                      9,487    349,704       0.1%
    Fimalac                                                           3        325       0.0%
    GL Events                                                       728     12,983       0.0%
    Groupe Crit                                                     441     29,085       0.0%
    Groupe Eurotunnel SE                                         23,264    217,736       0.0%
*   Groupe Fnac SA(B7VQL46)                                       1,561    106,559       0.0%
*   Groupe Fnac SA(BLRZL56)                                         904     61,706       0.0%
*   Groupe Gorge                                                    802     17,248       0.0%
    Groupe Open                                                     621     16,686       0.0%
    Guerbet                                                         699     41,540       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
    Haulotte Group SA                                             1,255 $   17,392       0.0%
    Hermes International                                            369    149,484       0.0%
*   HiPay Group SA                                                  608      6,883       0.0%
*   ID Logistics Group                                               28      3,950       0.0%
    Iliad SA                                                        722    151,357       0.0%
    Imerys SA                                                     3,399    236,653       0.1%
    Ingenico Group SA                                             3,668    290,131       0.1%
    Interparfums SA                                               1,177     33,779       0.0%
    Ipsen SA                                                      1,832    126,648       0.0%
    IPSOS                                                         4,292    140,179       0.0%
    Jacquet Metal Service                                         1,075     18,048       0.0%
    JCDecaux SA                                                   3,553    108,658       0.0%
    Kering                                                        1,993    442,185       0.1%
    Korian SA                                                     3,710    113,631       0.0%
    L'Oreal SA                                                    2,999    537,298       0.1%
    Lagardere SCA                                                11,774    299,845       0.1%
    Le Noble Age                                                    495     17,418       0.0%
    Lectra                                                        1,033     18,672       0.0%
    Legrand SA                                                    7,057    398,698       0.1%
    Linedata Services                                               592     27,305       0.0%
    LISI                                                          2,076     61,498       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                           6,047  1,100,924       0.2%
    Maisons France Confort SA                                       251     13,160       0.0%
    Manitou BF SA                                                 1,257     22,692       0.0%
    Mersen                                                        1,444     28,901       0.0%
#*  METabolic EXplorer SA                                         2,577      6,120       0.0%
    Metropole Television SA                                       4,186     72,935       0.0%
    MGI Coutier                                                   1,593     44,785       0.0%
    Natixis SA                                                   34,057    172,312       0.0%
*   Naturex                                                         655     59,429       0.0%
    Neopost SA                                                    3,562    107,880       0.0%
*   Nexans SA                                                     3,928    223,277       0.0%
    Nexity SA                                                     3,971    199,378       0.0%
*   NRJ Group                                                     1,371     13,654       0.0%
#   Oeneo SA                                                      3,000     26,747       0.0%
    Orange SA                                                    91,089  1,433,163       0.3%
    Orpea                                                         3,240    269,659       0.1%
*   Peugeot SA                                                   47,448    710,534       0.1%
#*  Pierre & Vacances SA                                            700     27,391       0.0%
    Plastic Omnium SA                                             6,824    222,528       0.0%
    Plastivaloire                                                   169     21,166       0.0%
    PSB Industries SA                                               175      8,841       0.0%
    Publicis Groupe SA                                            7,115    488,087       0.1%
#   Rallye SA                                                     3,863     69,986       0.0%
    Rexel SA                                                     39,436    546,947       0.1%
    Rothschild & Co.                                                603     14,305       0.0%
    Rubis SCA                                                     3,162    288,346       0.1%
    Sartorius Stedim Biotech                                        953     64,304       0.0%
    Savencia SA                                                     249     15,253       0.0%
    SCOR SE                                                      15,234    493,332       0.1%
    SEB SA                                                        2,743    403,702       0.1%
    SES SA                                                       14,741    339,133       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
FRANCE -- (Continued)
    SFR Group SA                                                  1,374 $    37,031       0.0%
    Societe BIC SA                                                1,541     213,602       0.0%
    Societe Generale SA                                          24,377     950,886       0.2%
    Sodexo SA                                                     2,872     333,499       0.1%
*   SOITEC                                                       33,193      31,697       0.0%
#*  Solocal Group                                                 2,652       9,205       0.0%
    Somfy SA                                                        112      46,732       0.0%
    Sopra Steria Group                                            1,416     144,004       0.0%
*   Stallergenes Greer P.L.C.                                       337      10,765       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      9,368      35,955       0.0%
    Stef SA                                                         571      44,204       0.0%
    STMicroelectronics NV(2430025)                                3,197      30,212       0.0%
#   STMicroelectronics NV(5962332)                               62,874     596,738       0.1%
*   Store Electronic                                                567      15,347       0.0%
    Suez                                                         16,167     256,079       0.1%
    Sword Group                                                     425      12,735       0.0%
    Synergie SA                                                   1,688      54,602       0.0%
    Tarkett SA                                                    2,711      96,545       0.0%
    Technicolor SA                                               32,478     189,734       0.0%
    Technip SA                                                   14,803     982,474       0.2%
    Teleperformance                                               6,595     696,812       0.1%
#   Television Francaise 1                                       10,513      96,829       0.0%
    Tessi SA                                                        127      19,358       0.0%
    TFF Group                                                        95      10,601       0.0%
#   Thermador Groupe                                                245      21,193       0.0%
    Total Gabon                                                      46       6,574       0.0%
    Total SA                                                     70,378   3,371,451       0.6%
    Total SA Sponsored ADR                                        1,790      85,467       0.0%
    Trigano SA                                                    1,173      82,971       0.0%
*   Ubisoft Entertainment SA                                     13,221     449,852       0.1%
    Union Financiere de France BQE SA                               410      10,893       0.0%
    Valeo SA                                                     10,611     612,306       0.1%
#*  Vallourec SA                                                 41,653     204,696       0.0%
#*  Valneva SE                                                    6,822      18,578       0.0%
    Veolia Environnement SA                                       8,919     194,857       0.0%
    Veolia Environnement SA ADR                                   1,130      24,668       0.0%
    Vicat SA                                                      2,192     137,815       0.0%
    Vilmorin & Cie SA                                               609      36,601       0.0%
#   Vinci SA                                                     11,223     812,764       0.2%
*   Virbac SA                                                       188      29,917       0.0%
    Vivendi SA                                                   33,115     670,265       0.1%
*   Worldline SA                                                  2,855      78,421       0.0%
    Zodiac Aerospace                                             10,392     252,548       0.1%
                                                                        -----------       ---
TOTAL FRANCE                                                             41,213,281       7.5%
                                                                        -----------       ---
GERMANY -- (6.2%)
    Aareal Bank AG                                                9,021     326,291       0.1%
    Adler Modemaerkte AG                                          1,392       7,907       0.0%
#*  ADLER Real Estate AG                                            782      11,476       0.0%
*   ADVA Optical Networking SE                                    3,274      26,090       0.0%
#*  AIXTRON SE                                                    9,653      45,915       0.0%
    Allianz SE                                                    9,658   1,507,655       0.3%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
    Amadeus Fire AG                                                  412 $   33,097       0.0%
    Aurubis AG                                                     4,321    225,282       0.1%
    Axel Springer SE                                               5,266    263,821       0.1%
    BASF SE                                                       37,516  3,311,836       0.6%
    Bayerische Motoren Werke AG                                   21,022  1,834,074       0.3%
    BayWa AG                                                       1,736     58,330       0.0%
    Bechtle AG                                                     1,233    129,676       0.0%
    Beiersdorf AG                                                  1,105     97,416       0.0%
    Bertrandt AG                                                     762     81,047       0.0%
    Bijou Brigitte AG                                                354     21,000       0.0%
#*  Bilfinger SE                                                   4,306    151,631       0.0%
    Biotest AG                                                     1,074     19,184       0.0%
    Borussia Dortmund GmbH & Co. KGaA                              6,614     41,730       0.0%
    BRAAS Monier Building Group SA                                   409     11,787       0.0%
    Brenntag AG                                                    7,867    420,571       0.1%
    CANCOM SE                                                      1,491     67,861       0.0%
    Carl Zeiss Meditec AG                                          2,104     75,738       0.0%
    CENIT AG                                                         720     17,990       0.0%
    CENTROTEC Sustainable AG                                       1,427     23,453       0.0%
    Cewe Stiftung & Co. KGAA                                         784     75,124       0.0%
#   Clere AG                                                         864     18,073       0.0%
    Comdirect Bank AG                                              2,126     21,585       0.0%
    Commerzbank AG                                                30,412    207,112       0.0%
    CompuGroup Medical SE                                          2,164     95,892       0.0%
    Continental AG                                                 2,377    456,600       0.1%
    CropEnergies AG                                                3,497     19,802       0.0%
    CTS Eventim AG & Co. KGaA                                      3,900    139,972       0.0%
    Delticom AG                                                      534     10,169       0.0%
*   Deutsche Bank AG                                              26,499    381,321       0.1%
    Deutsche Beteiligungs AG                                       1,386     46,853       0.0%
*   Deutsche Boerse AG                                             4,264    332,969       0.1%
    Deutsche EuroShop AG                                           3,701    159,958       0.0%
    Deutsche Telekom AG                                          167,150  2,727,089       0.5%
    Deutsche Wohnen AG                                            12,009    392,351       0.1%
*   Dialog Semiconductor P.L.C.                                    9,445    371,444       0.1%
    DIC Asset AG                                                   5,386     51,678       0.0%
    DMG Mori AG                                                    4,860    222,458       0.1%
    Dr Hoenle AG                                                     513     14,232       0.0%
    Draegerwerk AG & Co. KGaA                                        215     13,733       0.0%
    Drillisch AG                                                   3,488    159,369       0.0%
    Duerr AG                                                       3,309    246,753       0.1%
    E.ON SE                                                      179,908  1,318,520       0.3%
    Eckert & Ziegler AG                                              144      3,340       0.0%
    Elmos Semiconductor AG                                         1,399     21,186       0.0%
    ElringKlinger AG                                               4,461     69,103       0.0%
*   Euromicron AG                                                    463      3,711       0.0%
*   Evotec AG                                                      4,707     25,812       0.0%
    Fielmann AG                                                    1,780    123,538       0.0%
    Fraport AG Frankfurt Airport Services Worldwide                3,984    236,492       0.1%
    Freenet AG                                                    12,021    344,632       0.1%
    Fresenius Medical Care AG & Co. KGaA                           5,967    486,037       0.1%
    Fuchs Petrolub SE                                              1,860     73,598       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
GERMANY -- (Continued)
    GEA Group AG                                                  4,134 $160,118       0.0%
    Gerresheimer AG                                               3,788  285,729       0.1%
    Gerry Weber International AG                                  1,999   24,957       0.0%
    Gesco AG                                                        300   23,979       0.0%
    GFK SE                                                        1,682   56,727       0.0%
    GFT Technologies SE                                           1,156   23,138       0.0%
    Grammer AG                                                    2,325  133,099       0.0%
*   H&R GmbH & Co. KGaA                                           3,048   56,428       0.0%
    Hamburger Hafen und Logistik AG                               2,912   46,288       0.0%
    Hannover Rueck SE                                             2,043  227,920       0.1%
    HeidelbergCement AG                                           5,520  522,181       0.1%
#*  Heidelberger Druckmaschinen AG                               32,271   85,703       0.0%
    Hella KGaA Hueck & Co.                                        3,457  131,934       0.0%
    Henkel AG & Co. KGaA                                          1,236  136,185       0.0%
*   Highlight Communications AG                                   1,578    9,028       0.0%
    Hochtief AG                                                   2,360  322,251       0.1%
*   HolidayCheck Group AG                                         2,016    4,963       0.0%
    Hornbach Baumarkt AG                                            657   20,735       0.0%
    Hugo Boss AG                                                  4,670  293,651       0.1%
    Indus Holding AG                                              2,330  137,526       0.0%
    Infineon Technologies AG                                     29,009  521,735       0.1%
    Isra Vision AG                                                  295   34,317       0.0%
    Jenoptik AG                                                   5,116   87,923       0.0%
#   K+S AG                                                       20,940  424,030       0.1%
    KION Group AG                                                 3,945  238,358       0.1%
*   Kloeckner & Co. SE                                           15,471  193,200       0.0%
*   Koenig & Bauer AG                                             1,220   57,419       0.0%
*   Kontron AG                                                    4,757   16,341       0.0%
    Krones AG                                                     1,591  162,282       0.0%
*   KUKA AG                                                       1,933  219,358       0.1%
    KWS Saat SE                                                     192   62,818       0.0%
    Lanxess AG                                                   10,201  654,136       0.1%
    LEG Immobilien AG                                             3,353  282,832       0.1%
    Leifheit AG                                                     196   12,699       0.0%
    Leoni AG                                                      3,806  144,359       0.0%
    Linde AG                                                      4,005  661,492       0.1%
*   LPKF Laser & Electronics AG                                   1,349   10,353       0.0%
*   Manz AG                                                         224    8,175       0.0%
    Metro AG                                                     17,695  530,040       0.1%
    MLP AG                                                        3,837   15,572       0.0%
    MTU Aero Engines AG                                           6,742  704,027       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                 3,279  636,649       0.1%
    Nemetschek SE                                                 1,564   97,549       0.0%
*   Nordex SE                                                     4,366  114,990       0.0%
    Norma Group SE                                                3,278  150,830       0.0%
    OHB SE                                                          906   18,790       0.0%
    Osram Licht AG                                                8,554  485,840       0.1%
*   Patrizia Immobilien AG                                        7,066  146,263       0.0%
    Pfeiffer Vacuum Technology AG                                 1,197  108,614       0.0%
    PNE Wind AG                                                   5,986   13,404       0.0%
    ProSiebenSat.1 Media SE                                      12,624  544,071       0.1%
    Puma SE                                                         253   63,054       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
GERMANY -- (Continued)
*   QIAGEN NV(5732825)                                           17,850 $   436,566       0.1%
*   QIAGEN NV(2437907)                                              526      12,824       0.0%
#   QSC AG                                                       19,099      39,411       0.0%
#   R Stahl AG                                                      573      18,985       0.0%
    Rational AG                                                     217     112,753       0.0%
#   RIB Software AG                                               1,779      24,132       0.0%
    RTL Group SA                                                  1,234      96,710       0.0%
*   RWE AG                                                       51,408     817,859       0.2%
    S&T AG                                                        2,382      23,513       0.0%
    SAF-Holland SA                                                6,565      88,165       0.0%
    Salzgitter AG                                                 5,726     188,225       0.0%
    SAP SE                                                        6,308     555,731       0.1%
    SAP SE Sponsored ADR                                            555      48,751       0.0%
#   Schaltbau Holding AG                                            890      27,541       0.0%
#*  SGL Carbon SE                                                 3,213      40,096       0.0%
    SHW AG                                                          419      14,525       0.0%
    Siemens AG                                                   15,099   1,715,508       0.3%
#   SMA Solar Technology AG                                       1,104      28,352       0.0%
    Softing AG                                                      978      13,085       0.0%
    Software AG                                                   4,553     165,475       0.0%
#*  Solarworld AG                                                    19          74       0.0%
*   Stabilus SA                                                     784      40,895       0.0%
    Stada Arzneimittel AG                                         8,166     409,513       0.1%
#   Stroeer SE & Co. KGaA                                         1,993      91,181       0.0%
    Suedzucker AG                                                 9,880     253,447       0.1%
*   Suess MicroTec AG                                             1,897      13,292       0.0%
    Surteco SE                                                      767      19,370       0.0%
    Symrise AG                                                    5,390     370,160       0.1%
    TAG Immobilien AG                                            10,986     146,494       0.0%
    Takkt AG                                                      3,803      90,196       0.0%
*   Talanx AG                                                     5,690     176,609       0.0%
    Technotrans AG                                                  778      18,618       0.0%
    Telefonica Deutschland Holding AG                            23,268      90,241       0.0%
    ThyssenKrupp AG                                              12,489     289,783       0.1%
    TLG Immobilien AG                                             3,611      75,706       0.0%
*   Tom Tailor Holding AG                                         1,823       9,142       0.0%
*   Uniper SE                                                    17,990     239,451       0.1%
    United Internet AG                                            6,835     281,019       0.1%
    VERBIO Vereinigte BioEnergie AG                               1,175       8,765       0.0%
    Vonovia SE                                                    9,149     322,547       0.1%
#*  Vossloh AG                                                    1,477      89,785       0.0%
#   VTG AG                                                        1,400      42,724       0.0%
    Wacker Chemie AG                                              2,376     211,972       0.1%
    Wacker Neuson SE                                              3,055      42,265       0.0%
    Washtec AG                                                    1,577      80,249       0.0%
#   Wirecard AG                                                   1,379      65,459       0.0%
    XING AG                                                         257      52,416       0.0%
*   Zalando SE                                                      948      41,688       0.0%
                                                                        -----------       ---
TOTAL GERMANY                                                            35,846,692       6.6%
                                                                        -----------       ---
HONG KONG -- (2.6%)
    Agritrade Resources, Ltd.                                    75,000      12,069       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HONG KONG -- (Continued)
    AIA Group, Ltd.                                                232,600 $1,463,287       0.3%
    Alco Holdings, Ltd.                                             14,000      5,421       0.0%
    Allied Properties HK, Ltd.                                     114,000     24,103       0.0%
    APT Satellite Holdings, Ltd.                                    40,750     26,785       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.                 3,000      4,063       0.0%
    Asia Standard International Group, Ltd.                         66,000     13,924       0.0%
    ASM Pacific Technology, Ltd.                                    20,500    197,509       0.1%
#   Bank of East Asia, Ltd. (The)                                   62,206    250,062       0.1%
    BOC Hong Kong Holdings, Ltd.                                   135,500    482,957       0.1%
    Bonjour Holdings, Ltd.                                         234,000     10,078       0.0%
    Bright Smart Securities & Commodities Group, Ltd.              132,000     55,940       0.0%
#   Brightoil Petroleum Holdings, Ltd.                             173,000     49,735       0.0%
*   Burwill Holdings, Ltd.                                         460,000     13,230       0.0%
    Cafe de Coral Holdings, Ltd.                                    16,000     56,492       0.0%
#   Cathay Pacific Airways, Ltd.                                   128,000    168,478       0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                       13,000    106,390       0.0%
    Cheung Kong Property Holdings, Ltd.                             45,308    334,947       0.1%
    Chevalier International Holdings, Ltd.                           4,000      6,328       0.0%
*   China Energy Development Holdings, Ltd.                        412,000      5,109       0.0%
    Chinese Estates Holdings, Ltd.                                   7,500     13,572       0.0%
    Chow Sang Sang Holdings International, Ltd.                     31,000     54,732       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                             58,400     41,413       0.0%
    Chuang's Consortium International, Ltd.                        140,000     30,587       0.0%
    CITIC Telecom International Holdings, Ltd.                     148,000     50,486       0.0%
    CK Hutchison Holdings, Ltd.                                     58,808    726,163       0.2%
    CK Life Sciences Int'l Holdings, Inc.                          244,000     21,353       0.0%
    CLP Holdings, Ltd.                                              23,000    233,795       0.1%
#   Convenience Retail Asia, Ltd.                                   54,000     28,819       0.0%
*   Convoy Global Holdings, Ltd.                                   576,000     17,779       0.0%
    CSI Properties, Ltd.                                           390,000     14,030       0.0%
    CW Group Holdings, Ltd.                                         37,500      7,715       0.0%
    Dah Sing Banking Group, Ltd.                                    50,928     91,975       0.0%
    Dah Sing Financial Holdings, Ltd.                               21,320    144,615       0.0%
    Dan Form Holdings Co., Ltd.                                    107,000     37,381       0.0%
    Emperor Capital Group, Ltd.                                    366,000     38,583       0.0%
*   Emperor Watch & Jewellery, Ltd.                                520,000     20,745       0.0%
#*  Esprit Holdings, Ltd.                                          174,900    144,243       0.0%
#   Fairwood Holdings, Ltd.                                          5,500     25,520       0.0%
    Far East Consortium International, Ltd.                        160,634     65,753       0.0%
    FIH Mobile, Ltd.                                               227,000     74,911       0.0%
    First Pacific Co., Ltd.                                        218,000    165,146       0.0%
    First Shanghai Investments, Ltd.                               128,000     22,669       0.0%
*   Freeman FinTech Corp., Ltd.                                    360,000     25,016       0.0%
    Future Bright Holdings, Ltd.                                    48,000      5,450       0.0%
    G-Resources Group, Ltd.                                      2,631,600     46,578       0.0%
#*  GCL New Energy Holdings, Ltd.                                  480,000     28,397       0.0%
    Get Nice Financial Group, Ltd.                                  13,500      1,842       0.0%
    Get Nice Holdings, Ltd.                                        540,000     18,765       0.0%
#   Giordano International, Ltd.                                   174,000     92,183       0.0%
#*  Global Brands Group Holding, Ltd.                              740,000     83,817       0.0%
#   Guotai Junan International Holdings, Ltd.                      200,000     76,373       0.0%
#   Haitong International Securities Group, Ltd.                   170,149    108,859       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
HONG KONG -- (Continued)
    Hang Lung Group, Ltd.                                           68,000 $260,116       0.1%
    Hang Lung Properties, Ltd.                                      98,000  215,513       0.1%
    Hang Seng Bank, Ltd.                                            17,500  315,601       0.1%
    Hanison Construction Holdings, Ltd.                             26,565    4,686       0.0%
    Henderson Land Development Co., Ltd.                            29,700  175,682       0.0%
    HK Electric Investments & HK Electric Investments, Ltd.         34,000   33,541       0.0%
*   HKR International, Ltd.                                         72,800   34,984       0.0%
#   HKT Trust & HKT, Ltd.                                           71,000   97,377       0.0%
    Hong Kong & China Gas Co., Ltd.                                 84,361  164,796       0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                         3,200   22,797       0.0%
#   Hong Kong Exchanges and Clearing, Ltd.                          16,045  424,173       0.1%
    Hong Kong Ferry Holdings Co., Ltd.                              10,000   11,746       0.0%
*   Hong Kong Television Network, Ltd.                             112,000   20,195       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                          49,500   55,940       0.0%
    Hongkong Chinese, Ltd.                                         136,000   24,890       0.0%
    Hopewell Holdings, Ltd.                                         49,500  173,319       0.0%
#*  Hsin Chong Group Holding, Ltd.                                 202,000    8,963       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          190,000   61,191       0.0%
    Hysan Development Co., Ltd.                                     21,000   96,923       0.0%
*   Imagi International Holdings, Ltd.                             252,000    7,142       0.0%
*   International Standard Resources Holdings, Ltd.                600,000    9,891       0.0%
    IT, Ltd.                                                        56,000   20,618       0.0%
    ITC Corp., Ltd.                                                190,000   15,919       0.0%
    Johnson Electric Holdings, Ltd.                                 43,375  104,839       0.0%
    Kerry Logistics Network, Ltd.                                   65,500   86,947       0.0%
    Kerry Properties, Ltd.                                          55,000  174,152       0.0%
    Kowloon Development Co., Ltd.                                   46,000   46,043       0.0%
    L'Occitane International SA                                     26,000   53,877       0.0%
    Lai Sun Development Co., Ltd.                                2,876,000   58,453       0.0%
    Li & Fung, Ltd.                                                394,000  193,681       0.1%
#   Lifestyle International Holdings, Ltd.                          46,500   62,299       0.0%
    Lippo China Resources, Ltd.                                    210,000    6,123       0.0%
    Liu Chong Hing Investment, Ltd.                                 26,000   36,627       0.0%
    Luk Fook Holdings International, Ltd.                           36,000  105,564       0.0%
    Magnificent Hotel Investment, Ltd.                             102,000    2,375       0.0%
    Man Wah Holdings, Ltd.                                         140,800   93,448       0.0%
*   Mason Financial Holdings, Ltd.                                 380,000    8,698       0.0%
*   Midland Holdings, Ltd.                                          64,000   22,694       0.0%
    Miramar Hotel & Investment                                      18,000   36,264       0.0%
#*  Mongolian Mining Corp.                                          90,000    3,458       0.0%
    MTR Corp., Ltd.                                                 25,561  141,457       0.0%
    New World Development Co., Ltd.                                420,741  523,086       0.1%
#   Newocean Energy Holdings, Ltd.                                 120,000   30,916       0.0%
    NWS Holdings, Ltd.                                              57,142  101,104       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.         320,000   19,970       0.0%
    Orient Overseas International, Ltd.                             27,000  100,996       0.0%
#*  Pacific Basin Shipping, Ltd.                                   223,000   33,297       0.0%
#   Pacific Textiles Holdings, Ltd.                                 60,000   75,596       0.0%
    PCCW, Ltd.                                                     385,000  229,170       0.1%
    Pico Far East Holdings, Ltd.                                   112,000   34,068       0.0%
    Playmates Holdings, Ltd.                                        14,000   16,369       0.0%
    Playmates Toys, Ltd.                                            96,000   15,064       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
HONG KONG -- (Continued)
    Polytec Asset Holdings, Ltd.                                   160,000 $    11,559       0.0%
    Power Assets Holdings, Ltd.                                     21,000     197,099       0.1%
    Prada SpA                                                       15,500      54,301       0.0%
    Regal Hotels International Holdings, Ltd.                       30,000      16,717       0.0%
    SA SA International Holdings, Ltd.                              71,866      32,859       0.0%
    Samsonite International SA                                      75,300     236,263       0.1%
    SAS Dragon Holdings, Ltd.                                       64,000      11,259       0.0%
#   SEA Holdings, Ltd.                                              18,000      45,829       0.0%
*   SEEC Media Group, Ltd.                                       1,360,000      25,009       0.0%
    Shangri-La Asia, Ltd.                                          162,000     177,924       0.0%
#   Shenwan Hongyuan HK, Ltd.                                       67,500      37,132       0.0%
    Shun Ho Property Investments, Ltd.                               1,683         594       0.0%
#*  Shun Tak Holdings, Ltd.                                        148,000      49,893       0.0%
*   Singamas Container Holdings, Ltd.                              136,000      14,179       0.0%
    Sino Land Co., Ltd.                                             89,931     152,697       0.0%
    Sitoy Group Holdings, Ltd.                                      46,000      16,523       0.0%
#*  Skyway Securities Group, Ltd.                                  500,000      10,862       0.0%
    SmarTone Telecommunications Holdings, Ltd.                      38,000      57,362       0.0%
*   SOCAM Development, Ltd.                                         24,000       9,303       0.0%
    Soundwill Holdings, Ltd.                                         6,000      10,883       0.0%
    Stella International Holdings, Ltd.                             40,000      69,334       0.0%
    Sun Hung Kai & Co., Ltd.                                        59,000      37,143       0.0%
    Sun Hung Kai Properties, Ltd.                                   34,196     509,217       0.1%
    Swire Pacific, Ltd. Class A                                     25,500     265,043       0.1%
    Swire Pacific, Ltd. Class B                                     27,500      51,426       0.0%
    Swire Properties, Ltd.                                          18,400      52,839       0.0%
    Techtronic Industries Co., Ltd.                                 57,000     214,157       0.1%
#   Television Broadcasts, Ltd.                                     38,200     138,280       0.0%
    Texwinca Holdings, Ltd.                                         84,000      58,766       0.0%
    Tradelink Electronic Commerce, Ltd.                            100,000      21,369       0.0%
    Transport International Holdings, Ltd.                          27,200      82,181       0.0%
#*  Trinity, Ltd.                                                   32,000       2,351       0.0%
*   TSC Group Holdings, Ltd.                                        51,000       7,550       0.0%
    Tsui Wah Holdings, Ltd.                                         56,000       9,600       0.0%
*   United Laboratories International Holdings, Ltd. (The)          58,000      31,933       0.0%
    Value Partners Group, Ltd.                                      94,000      89,665       0.0%
    Varitronix International, Ltd.                                  38,000      15,460       0.0%
    Victory City International Holdings, Ltd.                      166,662       7,830       0.0%
    Vitasoy International Holdings, Ltd.                            56,000     116,954       0.0%
#   VST Holdings, Ltd.                                              70,000      21,248       0.0%
    VTech Holdings, Ltd.                                             9,000     110,396       0.0%
    Wang On Group, Ltd.                                            880,000       7,810       0.0%
    WH Group, Ltd.                                                 277,000     224,341       0.1%
    Wharf Holdings, Ltd. (The)                                      40,000     299,908       0.1%
    Wheelock & Co., Ltd.                                            42,000     258,472       0.1%
    Win Hanverky Holdings, Ltd.                                    108,000      18,479       0.0%
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd.              27,000       5,265       0.0%
    Xinyi Glass Holdings, Ltd.                                     216,000     185,725       0.1%
    Yue Yuen Industrial Holdings, Ltd.                              55,000     209,453       0.1%
    Yugang International, Ltd.                                     898,000      16,256       0.0%
                                                                           -----------       ---
TOTAL HONG KONG                                                             14,825,508       2.7%
                                                                           -----------       ---

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
IRELAND -- (0.6%)
*   Bank of Ireland                                              1,159,451 $  248,183       0.0%
    CRH P.L.C.                                                       3,476    112,845       0.0%
    CRH P.L.C. Sponsored ADR                                        42,454  1,371,264       0.3%
    Datalex P.L.C.                                                   7,778     28,606       0.0%
*   FBD Holdings P.L.C.                                              1,219      8,160       0.0%
    Glanbia P.L.C.                                                  12,306    200,465       0.0%
    IFG Group P.L.C.                                                 4,791      9,481       0.0%
*   Independent News & Media P.L.C.                                 56,438      7,302       0.0%
    Irish Continental Group P.L.C.                                   9,377     43,730       0.0%
    Kerry Group P.L.C. Class A                                       4,087    296,618       0.1%
    Kingspan Group P.L.C.                                           16,482    403,615       0.1%
    Smurfit Kappa Group P.L.C.                                      20,530    450,475       0.1%
                                                                           ----------       ---
TOTAL IRELAND                                                               3,180,744       0.6%
                                                                           ----------       ---
ISRAEL -- (0.5%)
*   ADO Group, Ltd.                                                  1,844     23,754       0.0%
#*  Africa Israel Investments, Ltd.                                 13,388      3,841       0.0%
    Africa Israel Properties, Ltd.                                     766     13,205       0.0%
*   Airport City, Ltd.                                               5,049     54,877       0.0%
*   Allot Communications, Ltd.                                       2,708     14,155       0.0%
    Alrov Properties and Lodgings, Ltd.                                511     10,878       0.0%
    Amot Investments, Ltd.                                          13,239     55,247       0.0%
    Avgol Industries 1953, Ltd.                                     10,837     12,825       0.0%
    Azrieli Group, Ltd.                                              2,261     96,255       0.0%
    Bank Hapoalim BM                                                38,899    224,359       0.1%
*   Bank Leumi Le-Israel BM                                         55,238    208,416       0.1%
    Bayside Land Corp.                                                  42     16,430       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.                 65,094    118,237       0.1%
    Big Shopping Centers, Ltd.                                         224     15,055       0.0%
    Blue Square Real Estate, Ltd.                                      266     10,769       0.0%
    Brack Capital Properties NV                                        173     14,861       0.0%
*   Cellcom Israel, Ltd.                                             3,337     24,994       0.0%
*   Ceragon Networks, Ltd.                                             170        444       0.0%
*   Clal Biotechnology Industries, Ltd.                              6,520      4,873       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                        1,499     17,219       0.0%
*   Compugen, Ltd.                                                   2,798     16,134       0.0%
    Delek Automotive Systems, Ltd.                                   4,902     41,886       0.0%
    Delek Group, Ltd.                                                  184     36,063       0.0%
    Delta-Galil Industries, Ltd.                                     1,086     30,909       0.0%
    Direct Insurance Financial Investments, Ltd.                     2,037     17,314       0.0%
    El Al Israel Airlines                                           29,444     28,703       0.0%
    Electra, Ltd.                                                      214     29,377       0.0%
*   Equital, Ltd.                                                      561     10,590       0.0%
*   Evogene, Ltd.                                                    2,044     12,190       0.0%
    First International Bank Of Israel, Ltd.                         6,249     80,405       0.0%
    Formula Systems 1985, Ltd.                                         973     37,735       0.0%
    Fox Wizel, Ltd.                                                    845     13,177       0.0%
    Frutarom Industries, Ltd.                                        2,055    108,592       0.0%
*   Gilat Satellite Networks, Ltd.                                   5,775     25,394       0.0%
    Harel Insurance Investments & Financial Services, Ltd.          13,869     53,626       0.0%
    IDI Insurance Co., Ltd.                                            315     15,625       0.0%
    Israel Chemicals, Ltd.                                          32,912    116,955       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ISRAEL -- (Continued)
*   Israel Discount Bank, Ltd. Class A                            87,778 $  161,215       0.1%
*   Jerusalem Oil Exploration                                      1,238     54,485       0.0%
*   Kamada, Ltd.                                                   2,567     14,846       0.0%
    Matrix IT, Ltd.                                                3,922     27,809       0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                               667     15,361       0.0%
    Melisron, Ltd.                                                 1,013     43,035       0.0%
*   Menora Mivtachim Holdings, Ltd.                                2,952     26,227       0.0%
*   Migdal Insurance & Financial Holding, Ltd.                    30,414     20,084       0.0%
    Mivtach Shamir Holdings, Ltd.                                    361      7,426       0.0%
    Mizrahi Tefahot Bank, Ltd.                                    12,348    160,809       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                           3,347     18,158       0.0%
    Neto ME Holdings, Ltd.                                           132     10,383       0.0%
    Nice, Ltd. Sponsored ADR                                       1,166     77,504       0.0%
*   Nova Measuring Instruments, Ltd.                               2,172     25,906       0.0%
*   Oil Refineries, Ltd.                                         135,456     47,816       0.0%
*   Partner Communications Co., Ltd.                               9,429     43,984       0.0%
*   Partner Communications Co., Ltd. ADR                           1,321      6,050       0.0%
    Paz Oil Co., Ltd.                                                646    100,904       0.0%
*   Phoenix Holdings, Ltd. (The)                                   2,580      7,374       0.0%
    Plasson Industries, Ltd.                                         286      8,793       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             443     17,844       0.0%
    Sapiens International Corp. NV                                 1,873     25,627       0.0%
    Shikun & Binui, Ltd.                                          29,617     51,334       0.0%
    Shufersal, Ltd.                                               12,525     47,285       0.0%
    Strauss Group, Ltd.                                            4,175     65,723       0.0%
*   Summit Real Estate Holdings, Ltd.                              2,822     16,406       0.0%
*   Tower Semiconductor, Ltd.(6320605)                             3,048     47,090       0.0%
*   Tower Semiconductor, Ltd.(M87915274)                           1,998     31,069       0.0%
                                                                         ----------       ---
TOTAL ISRAEL                                                              2,795,916       0.5%
                                                                         ----------       ---
ITALY -- (2.2%)
    A2A SpA                                                      130,734    178,044       0.0%
    ACEA SpA                                                       3,539     45,842       0.0%
#   Amplifon SpA                                                   7,765     82,047       0.0%
    Anima Holding SpA                                             22,941    111,763       0.0%
    Ansaldo STS SpA                                                6,687     76,853       0.0%
*   Arnoldo Mondadori Editore SpA                                 26,239     25,956       0.0%
    Ascopiave SpA                                                  4,239     12,393       0.0%
    Assicurazioni Generali SpA                                    66,756    862,310       0.2%
    Astaldi SpA                                                    7,476     30,175       0.0%
    Atlantia SpA                                                  13,102    320,778       0.1%
    Autogrill SpA                                                 11,310     94,265       0.0%
    Azimut Holding SpA                                             8,978    144,110       0.0%
#*  Banca Carige SpA                                               6,000      2,048       0.0%
    Banca Generali SpA                                             5,023    111,694       0.0%
    Banca IFIS SpA                                                 2,911     84,306       0.0%
    Banca Mediolanum SpA                                          32,329    223,525       0.1%
#*  Banca Monte dei Paschi di Siena SpA                           61,644     16,511       0.0%
    Banca Popolare dell'Emilia Romagna SC                         51,583    242,392       0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                    25,725         --       0.0%
#   Banca Popolare di Milano Scarl                               503,831    230,915       0.1%
    Banca Popolare di Sondrio SCPA                                40,554    135,384       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ITALY -- (Continued)
    Banco di Desio e della Brianza SpA                             2,839 $    5,274       0.0%
    Banco Popolare SC                                             80,913    233,539       0.1%
    BasicNet SpA                                                   5,935     21,956       0.0%
    Biesse SpA                                                     1,697     29,277       0.0%
    Brembo SpA                                                     2,701    167,228       0.0%
    Brunello Cucinelli SpA                                         1,676     33,199       0.0%
    Buzzi Unicem SpA                                               8,557    166,414       0.0%
#   Cairo Communication SpA                                          574      2,464       0.0%
    Cementir Holding SpA                                           7,248     35,406       0.0%
    Cerved Information Solutions SpA                               9,871     79,451       0.0%
    CIR-Compagnie Industriali Riunite SpA                         43,582     48,583       0.0%
    Credito Emiliano SpA                                          11,252     63,432       0.0%
    Credito Valtellinese SC                                      125,243     55,120       0.0%
    d'Amico International Shipping SA                             18,243      6,253       0.0%
    Danieli & C Officine Meccaniche SpA                            1,892     35,319       0.0%
    Datalogic SpA                                                  1,853     38,848       0.0%
    De' Longhi SpA                                                 3,942     92,234       0.0%
    DeA Capital SpA                                               12,414     14,686       0.0%
    DiaSorin SpA                                                   1,826    112,222       0.0%
*   Ei Towers SpA                                                  1,207     56,853       0.0%
    El.En. SpA                                                     2,288     50,098       0.0%
    Enel SpA                                                     103,391    444,513       0.1%
    Eni SpA                                                       94,489  1,371,249       0.3%
    Eni SpA Sponsored ADR                                          3,109     90,410       0.0%
    ERG SpA                                                        6,352     70,543       0.0%
    Esprinet SpA                                                   4,821     35,723       0.0%
    Falck Renewables SpA                                          15,891     14,189       0.0%
    Ferrari NV                                                     5,231    275,417       0.1%
#   Fiat Chrysler Automobiles NV                                  51,082    374,478       0.1%
*   Fincantieri SpA                                               26,991     12,244       0.0%
    FinecoBank Banca Fineco SpA                                   19,351    113,086       0.0%
    FNM SpA                                                       35,502     16,096       0.0%
    Geox SpA                                                      10,145     21,853       0.0%
*   Gruppo Editoriale L'Espresso SpA                              13,362     11,115       0.0%
    Gruppo MutuiOnline SpA                                         1,329     11,794       0.0%
    Hera SpA                                                      55,120    140,890       0.0%
    IMMSI SpA                                                     14,941      6,218       0.0%
    Industria Macchine Automatiche SpA                             1,586     98,091       0.0%
*   Intek Group SpA                                               25,413      5,969       0.0%
    Interpump Group SpA                                            6,321    101,378       0.0%
    Intesa Sanpaolo SpA                                          300,089    695,807       0.1%
    Iren SpA                                                      39,880     71,563       0.0%
    Italmobiliare SpA                                                631     29,940       0.0%
*   Juventus Football Club SpA                                    81,554     26,257       0.0%
    La Doria SpA                                                   1,769     14,890       0.0%
    Luxottica Group SpA                                            4,181    208,182       0.1%
    Luxottica Group SpA Sponsored ADR                                763     37,868       0.0%
    Maire Tecnimont SpA                                            5,901     14,227       0.0%
    MARR SpA                                                       2,612     48,112       0.0%
    Mediaset SpA                                                 112,044    320,415       0.1%
    Mediobanca SpA                                                52,905    387,544       0.1%
    Moleskine SpA                                                 13,202     34,915       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
ITALY -- (Continued)
    Moncler SpA                                                   12,768 $   212,561       0.1%
    OVS SpA                                                        2,308      12,643       0.0%
    Parmalat SpA                                                  24,905      65,803       0.0%
    Piaggio & C SpA                                               17,804      31,037       0.0%
#   Prima Industrie SpA                                              595       9,342       0.0%
    Prysmian SpA                                                  16,895     420,138       0.1%
    Recordati SpA                                                  7,525     212,798       0.1%
    Reply SpA                                                        437      54,933       0.0%
*   Safilo Group SpA                                               3,432      35,917       0.0%
*   Saipem SpA                                                   250,019     102,811       0.0%
    Salini Impregilo SpA                                          35,532      99,016       0.0%
#   Salvatore Ferragamo SpA                                        4,824     117,919       0.0%
    Saras SpA                                                     63,182     109,744       0.0%
    SAVE SpA                                                         709      13,918       0.0%
    Snam SpA                                                      51,195     269,737       0.1%
    Societa Cattolica di Assicurazioni SCRL                       17,048     103,078       0.0%
    Societa Iniziative Autostradali e Servizi SpA                 10,349      96,923       0.0%
*   Sogefi SpA                                                     7,836      18,011       0.0%
    SOL SpA                                                        2,335      20,057       0.0%
    Tamburi Investment Partners SpA                                2,892      11,621       0.0%
    Tenaris SA                                                    11,665     164,987       0.0%
    Tenaris SA ADR                                                   440      12,408       0.0%
    Terna Rete Elettrica Nazionale SpA                            55,510     271,717       0.1%
#*  Tiscali SpA                                                  259,219      12,541       0.0%
#   Tod's SpA                                                      1,161      67,842       0.0%
*   Trevi Finanziaria Industriale SpA                              7,195      10,604       0.0%
    UniCredit SpA                                                161,634     401,112       0.1%
#   Unione di Banche Italiane SpA                                 65,335     180,260       0.1%
    Unipol Gruppo Finanziario SpA                                 49,535     151,651       0.0%
*   Yoox Net-A-Porter Group SpA                                    3,481     100,134       0.0%
    Zignago Vetro SpA                                              1,654      10,015       0.0%
                                                                         -----------       ---
TOTAL ITALY                                                               12,885,421       2.4%
                                                                         -----------       ---
JAPAN -- (21.3%)
    77 Bank, Ltd. (The)                                           45,000     203,279       0.1%
    ABC-Mart, Inc.                                                   600      36,508       0.0%
    Accordia Golf Co., Ltd.                                        4,100      41,380       0.0%
    Achilles Corp.                                                 2,100      30,194       0.0%
*   Acom Co., Ltd.                                                 3,200      14,725       0.0%
    Adastria Co., Ltd.                                             3,180      83,246       0.0%
    ADEKA Corp.                                                   11,200     169,305       0.1%
    Aderans Co., Ltd.                                              3,600      21,191       0.0%
    Advan Co., Ltd.                                                  900       8,312       0.0%
#   Advantest Corp.                                               10,500     150,066       0.0%
    Aeon Co., Ltd.                                                52,366     723,672       0.2%
    Aeon Delight Co., Ltd.                                         1,900      56,165       0.0%
    Aeon Fantasy Co., Ltd.                                         1,100      34,113       0.0%
    AEON Financial Service Co., Ltd.                               2,500      44,011       0.0%
    Aeon Mall Co., Ltd.                                            6,100      90,590       0.0%
    Agro-Kanesho Co., Ltd.                                           300       3,227       0.0%
    Ahresty Corp.                                                  2,700      30,519       0.0%
#   Ai Holdings Corp.                                              2,200      54,058       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Aica Kogyo Co., Ltd.                                          3,100 $ 88,462       0.0%
    Aichi Bank, Ltd. (The)                                        1,300   72,029       0.0%
    Aichi Corp.                                                   2,000   16,182       0.0%
    Aichi Steel Corp.                                             1,100   52,965       0.0%
    Aida Engineering, Ltd.                                        5,900   50,726       0.0%
    Ain Holdings, Inc.                                            1,500  101,243       0.0%
    Aiphone Co., Ltd.                                               700   12,297       0.0%
    Air Water, Inc.                                              13,000  243,230       0.1%
    Airport Facilities Co., Ltd.                                  2,000   10,908       0.0%
    Aisan Industry Co., Ltd.                                      4,000   32,563       0.0%
    Aisin Seiki Co., Ltd.                                        13,618  598,206       0.1%
    Aizawa Securities Co., Ltd.                                   5,100   28,180       0.0%
    Ajinomoto Co., Inc.                                           7,500  166,781       0.1%
#*  Akebono Brake Industry Co., Ltd.                             12,600   24,114       0.0%
    Akita Bank, Ltd. (The)                                       19,000   63,654       0.0%
    Alconix Corp.                                                 1,800   23,788       0.0%
    Alfresa Holdings Corp.                                       12,500  264,175       0.1%
    Alinco, Inc.                                                  1,300   12,113       0.0%
#   Alpen Co., Ltd.                                               1,800   32,800       0.0%
    Alpine Electronics, Inc.                                      6,600   88,099       0.0%
    Alps Electric Co., Ltd.                                      10,200  244,674       0.1%
    Alps Logistics Co., Ltd.                                      1,800   10,318       0.0%
    Amada Holdings Co., Ltd.                                     21,400  243,770       0.1%
    Amano Corp.                                                   4,700   87,446       0.0%
    Amiyaki Tei Co., Ltd.                                           600   22,166       0.0%
    Amuse, Inc.                                                     600   10,147       0.0%
    ANA Holdings, Inc.                                           17,000   47,749       0.0%
    Anest Iwata Corp.                                             2,400   24,135       0.0%
#   Anicom Holdings, Inc.                                         1,200   26,884       0.0%
#   Anritsu Corp.                                                13,500   71,614       0.0%
    AOKI Holdings, Inc.                                           5,800   70,133       0.0%
    Aomori Bank, Ltd. (The)                                      24,000   81,102       0.0%
    Aoyama Trading Co., Ltd.                                      5,000  176,144       0.1%
    Aozora Bank, Ltd.                                            33,000  109,034       0.0%
    Arakawa Chemical Industries, Ltd.                             1,700   25,237       0.0%
    Arata Corp.                                                   1,000   22,863       0.0%
    Arcland Sakamoto Co., Ltd.                                    2,400   28,586       0.0%
    Arcs Co., Ltd.                                                2,800   70,258       0.0%
    Arisawa Manufacturing Co., Ltd.                               3,400   17,791       0.0%
    Artnature, Inc.                                               3,000   18,332       0.0%
    As One Corp.                                                    800   35,893       0.0%
    Asahi Co., Ltd.                                               1,700   20,546       0.0%
    Asahi Diamond Industrial Co., Ltd.                            4,400   32,789       0.0%
    Asahi Glass Co., Ltd.                                        58,000  405,641       0.1%
    Asahi Holdings, Inc.                                          3,000   54,028       0.0%
    Asahi Intecc Co., Ltd.                                        2,200   95,279       0.0%
    Asahi Kasei Corp.                                            82,000  739,232       0.2%
    Asahi Kogyosha Co., Ltd.                                        600   17,477       0.0%
    Asahi Yukizai Corp.                                           8,000   15,625       0.0%
    Asanuma Corp.                                                11,000   26,143       0.0%
    Asatsu-DK, Inc.                                               4,100  113,780       0.0%
    Ashimori Industry Co., Ltd.                                  11,000   17,456       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   Asia Pile Holdings Corp.                                      6,300 $ 26,245       0.0%
#   Asics Corp.                                                   7,400  157,911       0.0%
    Asunaro Aoki Construction Co., Ltd.                           2,200   15,142       0.0%
    Atom Corp.                                                    3,700   24,465       0.0%
    Atsugi Co., Ltd.                                             26,000   28,468       0.0%
    Autobacs Seven Co., Ltd.                                      5,800   82,467       0.0%
    Avex Group Holdings, Inc.                                     4,000   52,909       0.0%
    Awa Bank, Ltd. (The)                                         25,000  164,403       0.0%
    Axell Corp.                                                   1,700   13,334       0.0%
    Axial Retailing, Inc.                                         2,100   75,438       0.0%
    Azbil Corp.                                                   4,700  139,383       0.0%
    Bandai Namco Holdings, Inc.                                   5,900  176,740       0.1%
    Bando Chemical Industries, Ltd.                               6,000   57,740       0.0%
    Bank of Iwate, Ltd. (The)                                     2,000   84,215       0.0%
#   Bank of Kochi, Ltd. (The)                                     3,000    3,427       0.0%
    Bank of Kyoto, Ltd. (The)                                    35,000  256,666       0.1%
    Bank of Nagoya, Ltd. (The)                                    1,899   66,846       0.0%
    Bank of Okinawa, Ltd. (The)                                   2,880  101,092       0.0%
    Bank of Saga, Ltd. (The)                                     23,000   59,976       0.0%
    Bank of the Ryukyus, Ltd.                                     3,900   51,305       0.0%
    Belc Co., Ltd.                                                1,100   44,446       0.0%
    Belluna Co., Ltd.                                             4,800   32,030       0.0%
    Benefit One, Inc.                                             3,000   86,770       0.0%
    Benesse Holdings, Inc.                                        4,700  123,150       0.0%
    Bic Camera, Inc.                                              7,900   67,995       0.0%
    BML, Inc.                                                     1,800   47,740       0.0%
    Bookoff Corp.                                                 3,100   24,159       0.0%
    Broadleaf Co., Ltd.                                           2,600   29,226       0.0%
    Bunka Shutter Co., Ltd.                                       5,600   46,440       0.0%
    C Uyemura & Co., Ltd.                                           300   13,964       0.0%
    CAC Holdings Corp.                                            3,200   26,807       0.0%
#   Calbee, Inc.                                                  2,600   94,332       0.0%
    Calsonic Kansei Corp.                                        18,000  225,587       0.1%
    Canon Electronics, Inc.                                       1,700   26,443       0.0%
    Canon Marketing Japan, Inc.                                   4,300   74,264       0.0%
    Canon, Inc.                                                  27,000  775,656       0.2%
#   Capcom Co., Ltd.                                              3,300   85,249       0.0%
    Carlit Holdings Co., Ltd.                                     4,800   24,368       0.0%
#   Casio Computer Co., Ltd.                                      5,600   78,000       0.0%
    Cawachi, Ltd.                                                 1,400   36,030       0.0%
    Central Glass Co., Ltd.                                      22,000   89,990       0.0%
    Central Sports Co., Ltd.                                        700   16,746       0.0%
    Chiba Bank, Ltd. (The)                                       23,000  142,250       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                  7,600   33,690       0.0%
    Chiyoda Co., Ltd.                                             2,200   52,233       0.0%
    Chiyoda Corp.                                                13,000  113,390       0.0%
*   Chiyoda Integre Co., Ltd.                                     1,100   22,767       0.0%
    Chofu Seisakusho Co., Ltd.                                    2,200   56,545       0.0%
    Chori Co., Ltd.                                               1,600   25,370       0.0%
    Chubu Electric Power Co., Inc.                                9,100  133,964       0.0%
    Chubu Shiryo Co., Ltd.                                        4,100   33,228       0.0%
    Chudenko Corp.                                                4,200   87,305       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Chuetsu Pulp & Paper Co., Ltd.                                7,000 $ 15,294       0.0%
    Chugai Pharmaceutical Co., Ltd.                               1,300   44,301       0.0%
    Chugai Ro Co., Ltd.                                           2,000    3,863       0.0%
    Chugoku Bank, Ltd. (The)                                     13,400  179,795       0.1%
#   Chugoku Electric Power Co., Inc. (The)                        4,200   49,146       0.0%
    Chugoku Marine Paints, Ltd.                                   7,000   50,942       0.0%
    Chukyo Bank, Ltd. (The)                                       1,300   28,838       0.0%
    Ci:z Holdings Co., Ltd.                                       2,300   65,943       0.0%
    Citizen Watch Co., Ltd.                                      24,900  139,933       0.0%
    CKD Corp.                                                     4,900   61,022       0.0%
    Cleanup Corp.                                                 2,800   23,844       0.0%
    CMIC Holdings Co., Ltd.                                       1,800   26,736       0.0%
*   CMK Corp.                                                     8,000   42,262       0.0%
    Coca-Cola East Japan Co., Ltd.                                6,474  142,697       0.0%
#   Coca-Cola West Co., Ltd.                                      6,800  200,972       0.1%
    Cocokara fine, Inc.                                           1,900   73,494       0.0%
#   COLOPL, Inc.                                                  1,900   27,321       0.0%
    Computer Engineering & Consulting, Ltd.                       1,300   24,305       0.0%
    COMSYS Holdings Corp.                                         9,300  163,722       0.0%
    Concordia Financial Group, Ltd.                              43,032  199,527       0.1%
    CONEXIO Corp.                                                 4,000   54,304       0.0%
#   COOKPAD, Inc.                                                 3,700   35,155       0.0%
    Corona Corp.                                                  1,000   10,699       0.0%
#   Cosmo Energy Holdings Co., Ltd.                               5,800   75,799       0.0%
    Cosmos Pharmaceutical Corp.                                     300   65,284       0.0%
    Create SD Holdings Co., Ltd.                                  3,000   62,800       0.0%
    Credit Saison Co., Ltd.                                      14,300  247,206       0.1%
#   CROOZ, Inc.                                                     600   13,732       0.0%
    CTI Engineering Co., Ltd.                                     1,300   12,561       0.0%
    CyberAgent, Inc.                                              4,600  133,642       0.0%
*   D.A. Consortium Holdings, Inc.                                5,400   36,251       0.0%
    Dai Nippon Printing Co., Ltd.                                18,000  180,545       0.1%
#   Dai Nippon Toryo Co., Ltd.                                   21,000   44,929       0.0%
    Dai-Dan Co., Ltd.                                             4,000   33,907       0.0%
    Dai-ichi Life Holdings, Inc.                                 22,300  326,940       0.1%
    Dai-ichi Seiko Co., Ltd.                                      1,300   14,362       0.0%
    Daibiru Corp.                                                 6,300   54,727       0.0%
    Daicel Corp.                                                 16,400  215,647       0.1%
    Daido Kogyo Co., Ltd.                                         5,000   11,168       0.0%
    Daido Metal Co., Ltd.                                         3,000   32,354       0.0%
    Daido Steel Co., Ltd.                                        44,000  186,779       0.1%
    Daidoh, Ltd.                                                  4,900   19,285       0.0%
    Daifuku Co., Ltd.                                             6,300  113,833       0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                       2,000   11,932       0.0%
    Daihen Corp.                                                  8,000   46,384       0.0%
    Daiho Corp.                                                  10,000   54,980       0.0%
    Daiichi Jitsugyo Co., Ltd.                                    5,000   27,696       0.0%
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          300    9,852       0.0%
    Daiichikosho Co., Ltd.                                        3,500  152,152       0.0%
    Daiken Corp.                                                  1,400   29,054       0.0%
#   Daiken Medical Co., Ltd.                                      2,300   17,394       0.0%
    Daikokutenbussan Co., Ltd.                                    1,000   46,994       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#*  Daikokuya Holdings Co., Ltd.                                 18,900 $ 13,843       0.0%
    Daikyo, Inc.                                                 31,000   66,527       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       9,000   47,963       0.0%
#   Daio Paper Corp.                                             10,800  129,631       0.0%
    Daisan Bank, Ltd. (The)                                       1,600   27,067       0.0%
    Daiseki Co., Ltd.                                             2,900   59,538       0.0%
    Daishi Bank, Ltd. (The)                                      40,000  171,997       0.1%
#   Daishinku Corp.                                                 600    6,367       0.0%
    Daito Pharmaceutical Co., Ltd.                                1,100   24,210       0.0%
    Daito Trust Construction Co., Ltd.                            1,200  201,094       0.1%
    Daiwa House Industry Co., Ltd.                                9,900  271,721       0.1%
    Daiwa Industries, Ltd.                                          700    6,097       0.0%
    Daiwa Securities Group, Inc.                                 47,000  280,599       0.1%
    Daiwabo Holdings Co., Ltd.                                   33,000   79,746       0.0%
    DCM Holdings Co., Ltd.                                        9,800   85,851       0.0%
    Dena Co., Ltd.                                               10,500  337,805       0.1%
    Denka Co., Ltd.                                              45,000  204,146       0.1%
    Denki Kogyo Co., Ltd.                                        10,000   55,078       0.0%
    Denso Corp.                                                  10,200  443,853       0.1%
    Dentsu, Inc.                                                  5,100  254,231       0.1%
    Denyo Co., Ltd.                                               2,100   26,062       0.0%
    Descente, Ltd.                                                3,000   41,600       0.0%
    DIC Corp.                                                    11,900  360,473       0.1%
#   Dip Corp.                                                       600   15,894       0.0%
    Disco Corp.                                                   1,500  181,294       0.1%
    DKS Co., Ltd.                                                 6,000   19,641       0.0%
    DMG Mori Co., Ltd.                                           12,800  135,760       0.0%
    Don Quijote Holdings Co., Ltd.                                2,000   76,019       0.0%
    Doshisha Co., Ltd.                                            1,600   33,110       0.0%
    Doutor Nichires Holdings Co., Ltd.                            2,600   52,041       0.0%
    Dowa Holdings Co., Ltd.                                      31,000  230,231       0.1%
    DTS Corp.                                                     2,200   48,739       0.0%
#   Dunlop Sports Co., Ltd.                                       2,200   21,606       0.0%
    Duskin Co., Ltd.                                              2,900   55,704       0.0%
    Dydo Drinco, Inc.                                               800   44,278       0.0%
    Eagle Industry Co., Ltd.                                      2,800   39,949       0.0%
    Earth Chemical Co., Ltd.                                        700   32,488       0.0%
#   Ebara Corp.                                                  10,800  320,619       0.1%
#   EDION Corp.                                                   9,500   84,164       0.0%
#   Ehime Bank, Ltd. (The)                                        5,400   71,237       0.0%
    Eidai Co., Ltd.                                               3,000   12,954       0.0%
    Eighteenth Bank, Ltd. (The)                                  19,000   58,924       0.0%
    Eiken Chemical Co., Ltd.                                        500   13,662       0.0%
    Eizo Corp.                                                    1,700   53,683       0.0%
    Elecom Co., Ltd.                                              1,500   30,666       0.0%
    Electric Power Development Co., Ltd.                          2,500   58,217       0.0%
    Elematec Corp.                                                  600   10,145       0.0%
    en-japan, Inc.                                                2,600   50,097       0.0%
    Endo Lighting Corp.                                           1,300   10,157       0.0%
    Enplas Corp.                                                  1,400   43,258       0.0%
    EPS Holdings, Inc.                                            2,700   35,432       0.0%
    ESPEC Corp.                                                   2,400   29,039       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
#   Excel Co., Ltd.                                                1,300 $ 17,391       0.0%
    Exedy Corp.                                                    4,100  117,146       0.0%
    Ezaki Glico Co., Ltd.                                          2,000  113,692       0.0%
#   F-Tech, Inc.                                                     400    5,261       0.0%
#   F@N Communications, Inc.                                       1,400   10,455       0.0%
    FamilyMart UNY Holdings Co., Ltd.                              5,400  338,691       0.1%
    Fancl Corp.                                                    1,300   19,648       0.0%
    FANUC Corp.                                                    1,400  256,322       0.1%
#   Fast Retailing Co., Ltd.                                         600  202,138       0.1%
    FCC Co., Ltd.                                                  2,900   63,978       0.0%
    Ferrotec Corp.                                                 3,400   41,351       0.0%
    FIDEA Holdings Co., Ltd.                                      16,700   30,036       0.0%
#   Financial Products Group Co., Ltd.                             7,800   68,185       0.0%
    FINDEX, Inc.                                                   1,800   16,959       0.0%
    FJ Next Co., Ltd.                                              2,400   14,289       0.0%
    Foster Electric Co., Ltd.                                      2,600   47,710       0.0%
    FP Corp.                                                       2,100  113,114       0.0%
    France Bed Holdings Co., Ltd.                                  1,800   15,374       0.0%
    Fudo Tetra Corp.                                              24,400   42,921       0.0%
    Fuji Co., Ltd.                                                 1,600   33,604       0.0%
    Fuji Corp., Ltd.                                               3,900   26,091       0.0%
    Fuji Electric Co., Ltd.                                       67,000  334,570       0.1%
    Fuji Kiko Co., Ltd.                                            3,000   10,970       0.0%
#   Fuji Kyuko Co., Ltd.                                           4,000   45,872       0.0%
    Fuji Machine Manufacturing Co., Ltd.                          12,000  152,725       0.0%
    Fuji Media Holdings, Inc.                                      3,700   51,075       0.0%
*   Fuji Oil Co., Ltd.                                             8,000   25,513       0.0%
    Fuji Oil Holdings, Inc.                                        6,000  115,707       0.0%
    Fuji Pharma Co., Ltd.                                            400    9,902       0.0%
    Fuji Seal International, Inc.                                  1,600   65,949       0.0%
    Fuji Soft, Inc.                                                2,000   53,125       0.0%
    Fujibo Holdings, Inc.                                            900   28,462       0.0%
    Fujicco Co., Ltd.                                              1,000   22,879       0.0%
    Fujikura Kasei Co., Ltd.                                       3,000   18,057       0.0%
#   Fujikura Rubber, Ltd.                                          2,100   11,449       0.0%
    Fujikura, Ltd.                                                36,000  211,518       0.1%
#   Fujimi, Inc.                                                   1,800   28,000       0.0%
    Fujimori Kogyo Co., Ltd.                                       1,100   27,329       0.0%
#   Fujisash Co., Ltd.                                            13,200   11,183       0.0%
    Fujita Kanko, Inc.                                             4,000   13,292       0.0%
    Fujitec Co., Ltd.                                              6,600   75,504       0.0%
    Fujitsu Frontech, Ltd.                                         1,500   17,929       0.0%
    Fujitsu General, Ltd.                                          7,000  160,627       0.0%
    Fujitsu, Ltd.                                                141,000  836,289       0.2%
    FuKoKu Co., Ltd.                                               1,300   10,299       0.0%
    Fukuda Corp.                                                   2,000   23,550       0.0%
    Fukuda Denshi Co., Ltd.                                          300   18,061       0.0%
    Fukui Bank, Ltd. (The)                                        28,000   74,073       0.0%
    Fukuoka Financial Group, Inc.                                 39,000  168,771       0.1%
    Fukushima Bank, Ltd. (The)                                    22,000   20,329       0.0%
    Fukushima Industries Corp.                                     1,500   51,209       0.0%
#   Fukuyama Transporting Co., Ltd.                               14,000   79,731       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   FULLCAST Holdings Co., Ltd..                                  2,200 $ 20,235       0.0%
#   Funai Electric Co., Ltd.                                      3,500   28,537       0.0%
    Funai Soken Holdings, Inc.                                      720   11,126       0.0%
#   Furukawa Battery Co., Ltd. (The)                              4,000   28,333       0.0%
    Furukawa Electric Co., Ltd.                                   9,500  279,495       0.1%
    Furuno Electric Co., Ltd.                                     2,100   16,224       0.0%
    Furusato Industries, Ltd.                                       800   11,433       0.0%
    Fuso Chemical Co., Ltd.                                       1,000   21,329       0.0%
#   Fuso Pharmaceutical Industries, Ltd.                            600   15,625       0.0%
    Futaba Corp.                                                  4,200   68,570       0.0%
    Futaba Industrial Co., Ltd.                                   5,000   29,874       0.0%
    Future Corp.                                                  2,100   13,996       0.0%
    Fuyo General Lease Co., Ltd.                                  1,200   60,856       0.0%
    G-7 Holdings, Inc.                                              500    6,402       0.0%
    G-Tekt Corp.                                                  2,200   41,785       0.0%
    Gakken Holdings Co., Ltd.                                     8,000   26,518       0.0%
#   GCA Corp.                                                     2,700   20,138       0.0%
    Gecoss Corp.                                                  1,500   13,711       0.0%
#   Geo Holdings Corp.                                            5,100   64,698       0.0%
    GLOBERIDE, Inc.                                               1,800   30,834       0.0%
    Glory, Ltd.                                                   5,100  168,600       0.1%
    GMO internet, Inc.                                            4,200   56,067       0.0%
#   GMO Payment Gateway, Inc.                                     1,000   45,932       0.0%
    Godo Steel, Ltd.                                              1,200   20,943       0.0%
    Goldcrest Co., Ltd.                                           2,300   41,789       0.0%
    Gree, Inc.                                                   13,000   72,086       0.0%
    GS Yuasa Corp.                                               43,000  185,684       0.1%
    Gun-Ei Chemical Industry Co., Ltd.                              800   23,008       0.0%
#   GungHo Online Entertainment, Inc.                            15,200   38,457       0.0%
    Gunma Bank, Ltd. (The)                                       48,000  229,193       0.1%
    Gunze, Ltd.                                                  14,000   46,990       0.0%
    Gurunavi, Inc.                                                2,200   60,242       0.0%
    H-One Co., Ltd.                                               3,000   26,413       0.0%
    H2O Retailing Corp.                                          10,860  161,276       0.0%
    Hachijuni Bank, Ltd. (The)                                   33,000  179,903       0.1%
    Hagiwara Electric Co., Ltd.                                   1,200   22,496       0.0%
    Hakuhodo DY Holdings, Inc.                                    7,500   90,141       0.0%
    Hakuto Co., Ltd.                                              1,700   15,788       0.0%
    Hamakyorex Co., Ltd.                                          2,000   37,244       0.0%
    Hamamatsu Photonics K.K.                                      2,400   72,621       0.0%
    Hankyu Hanshin Holdings, Inc.                                11,800  390,676       0.1%
    Hanwa Co., Ltd.                                              22,000  134,603       0.0%
#   Happinet Corp.                                                1,300   13,744       0.0%
#   Harmonic Drive Systems, Inc.                                  1,800   50,693       0.0%
    Haseko Corp.                                                 29,700  289,035       0.1%
    Hazama Ando Corp.                                            18,300  117,971       0.0%
    Heiwa Real Estate Co., Ltd.                                   5,800   82,534       0.0%
    Heiwado Co., Ltd.                                             3,500   72,851       0.0%
    HI-LEX Corp.                                                  2,200   60,144       0.0%
    Hibiya Engineering, Ltd.                                      2,100   32,937       0.0%
    Hiday Hidaka Corp.                                            1,584   39,479       0.0%
    Hikari Tsushin, Inc.                                            500   45,898       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Hioki EE Corp.                                                   300 $    5,806       0.0%
    Hirakawa Hewtech Corp.                                         3,000     27,079       0.0%
    Hiramatsu, Inc.                                                3,100     18,100       0.0%
    Hiroshima Bank, Ltd. (The)                                    43,000    184,025       0.1%
#   HIS Co., Ltd.                                                  5,000    136,464       0.0%
    Hisaka Works, Ltd.                                             3,500     27,477       0.0%
    Hisamitsu Pharmaceutical Co., Inc.                             1,500     80,013       0.0%
    Hitachi Kokusai Electric, Inc.                                 6,000    119,844       0.0%
    Hitachi Maxell, Ltd.                                             400      7,289       0.0%
    Hitachi Zosen Corp.                                           24,700    124,317       0.0%
    Hochiki Corp.                                                  2,000     23,556       0.0%
#   Hodogaya Chemical Co., Ltd.                                      700     19,593       0.0%
    Hogy Medical Co., Ltd.                                         1,100     72,456       0.0%
    Hokkaido Electric Power Co., Inc.                             12,500     95,064       0.0%
#   Hokkaido Gas Co., Ltd.                                        10,000     25,549       0.0%
    Hokkan Holdings, Ltd.                                          5,000     17,798       0.0%
    Hokkoku Bank, Ltd. (The)                                      33,000    110,521       0.0%
    Hokuetsu Bank, Ltd. (The)                                      2,300     54,294       0.0%
    Hokuetsu Industries Co., Ltd.                                  1,600     10,447       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                15,300     95,707       0.0%
    Hokuhoku Financial Group, Inc.                                 9,200    132,616       0.0%
    Hokuriku Electric Industry Co., Ltd.                          10,000     12,564       0.0%
    Hokuriku Electric Power Co.                                    7,100     80,645       0.0%
    Hokuto Corp.                                                   1,700     33,086       0.0%
    Honda Motor Co., Ltd.                                         61,500  1,840,179       0.4%
    Honeys Co., Ltd.                                                 950     11,178       0.0%
    Hoosiers Holdings                                              5,200     26,602       0.0%
    Horiba, Ltd.                                                   2,900    138,675       0.0%
    Hoshizaki Corp.                                                1,600    144,397       0.0%
    Hosiden Corp.                                                  6,800     50,431       0.0%
    Hosokawa Micron Corp.                                          5,000     31,175       0.0%
    House Foods Group, Inc.                                        4,400     98,223       0.0%
    Hoya Corp.                                                     4,800    200,275       0.1%
    Hulic Co., Ltd.                                                5,000     47,608       0.0%
    Hyakugo Bank, Ltd. (The)                                      32,000    117,838       0.0%
    Hyakujushi Bank, Ltd. (The)                                   30,000    102,185       0.0%
    I-Net Corp.                                                    1,430     14,890       0.0%
    Ibiden Co., Ltd.                                              14,800    214,851       0.1%
    IBJ Leasing Co., Ltd.                                          3,100     64,836       0.0%
    Ichibanya Co., Ltd.                                              200      7,562       0.0%
    Ichigo, Inc.                                                   8,400     36,419       0.0%
    Ichikoh Industries, Ltd.                                       9,000     27,745       0.0%
    Ichinen Holdings Co., Ltd.                                     1,300     12,565       0.0%
    Ichiyoshi Securities Co., Ltd.                                 4,900     36,740       0.0%
    Icom, Inc.                                                     1,400     25,738       0.0%
    Idec Corp.                                                     2,000     17,925       0.0%
#   Idemitsu Kosan Co., Ltd.                                       7,800    179,243       0.1%
#   IDOM, Inc.                                                     3,200     16,701       0.0%
    Ihara Chemical Industry Co., Ltd.                              3,000     25,606       0.0%
*   IHI Corp.                                                    111,000    292,009       0.1%
    Iida Group Holdings Co., Ltd.                                  5,540    107,085       0.0%
    Iino Kaiun Kaisha, Ltd.                                       10,300     38,306       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   Ikegami Tsushinki Co., Ltd.                                  20,000 $ 25,690       0.0%
    Imasen Electric Industrial                                    1,900   16,894       0.0%
    Inaba Denki Sangyo Co., Ltd.                                  2,100   76,191       0.0%
    Inaba Seisakusho Co., Ltd.                                      300    3,813       0.0%
    Inabata & Co., Ltd.                                           5,500   59,785       0.0%
#   Inageya Co., Ltd.                                             1,300   17,607       0.0%
    Ines Corp.                                                    3,800   42,263       0.0%
    Infocom Corp.                                                 2,400   35,292       0.0%
    Infomart Corp.                                                1,200   14,216       0.0%
    Information Services International-Dentsu, Ltd.               1,400   24,280       0.0%
    Inpex Corp.                                                  19,200  179,112       0.1%
    Intage Holdings, Inc.                                         2,400   43,142       0.0%
    Internet Initiative Japan, Inc.                               3,300   58,273       0.0%
    Inui Global Logistics Co., Ltd.                               1,800   17,325       0.0%
    Iriso Electronics Co., Ltd.                                   1,100   60,550       0.0%
    Iseki & Co., Ltd.                                            29,000   71,728       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                              8,900   89,948       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                  4,400   33,381       0.0%
    Ito En, Ltd.                                                  4,500  163,844       0.0%
    ITOCHU Corp.                                                 37,300  471,050       0.1%
    Itochu Enex Co., Ltd.                                         6,700   51,477       0.0%
    Itochu Techno-Solutions Corp.                                 3,400   83,848       0.0%
*   Itoham Yonekyu Holdings, Inc.                                13,000  123,970       0.0%
    Itoki Corp.                                                   3,700   22,800       0.0%
#   IwaiCosmo Holdings, Inc.                                      1,900   16,516       0.0%
    Iwasaki Electric Co., Ltd.                                   11,000   16,960       0.0%
    Iwatani Corp.                                                28,000  167,221       0.1%
    Iyo Bank, Ltd. (The)                                         18,500  113,697       0.0%
    Izumi Co., Ltd.                                               2,700  124,783       0.0%
    J Front Retailing Co., Ltd.                                  23,800  327,639       0.1%
    J Trust Co., Ltd.                                             9,500   77,666       0.0%
    J-Oil Mills, Inc.                                             1,100   39,113       0.0%
    Jaccs Co., Ltd.                                              18,000   70,592       0.0%
    Jafco Co., Ltd.                                               5,100  169,318       0.1%
#   Jamco Corp.                                                     400    8,248       0.0%
#*  Janome Sewing Machine Co., Ltd.                               2,499   18,447       0.0%
    Japan Airlines Co., Ltd.                                      1,700   50,170       0.0%
#   Japan Airport Terminal Co., Ltd.                              1,100   42,227       0.0%
    Japan Aviation Electronics Industry, Ltd.                     7,000  100,240       0.0%
#*  Japan Communications, Inc.                                    6,500   11,005       0.0%
    Japan Digital Laboratory Co., Ltd.                            2,400   37,299       0.0%
#*  Japan Display, Inc.                                          43,200   85,049       0.0%
#   Japan Drilling Co., Ltd.                                        600   13,467       0.0%
    Japan Exchange Group, Inc.                                   13,400  198,961       0.1%
    Japan Foundation Engineering Co., Ltd.                        6,500   21,471       0.0%
    Japan Petroleum Exploration Co., Ltd.                         1,800   39,384       0.0%
    Japan Pulp & Paper Co., Ltd.                                 10,000   33,508       0.0%
    Japan Radio Co., Ltd.                                         1,200   15,418       0.0%
    Japan Securities Finance Co., Ltd.                           12,100   53,777       0.0%
    Japan Steel Works, Ltd. (The)                                 5,800  124,579       0.0%
    Japan Transcity Corp.                                        10,000   37,238       0.0%
    Japan Wool Textile Co., Ltd. (The)                            5,000   36,459       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    JBCC Holdings, Inc.                                            1,700 $ 11,010       0.0%
    JCU Corp.                                                        400   16,219       0.0%
    Jeol, Ltd.                                                     9,000   37,612       0.0%
    JFE Holdings, Inc.                                            24,000  343,982       0.1%
    JGC Corp.                                                     14,000  247,488       0.1%
    Jimoto Holdings, Inc.                                         24,800   41,772       0.0%
    Jin Co., Ltd.                                                    600   31,151       0.0%
#   JMS Co., Ltd.                                                  2,000    5,271       0.0%
    Joban Kosan Co., Ltd.                                          1,700   24,752       0.0%
    Joshin Denki Co., Ltd.                                         4,000   34,202       0.0%
    Joyful Honda Co., Ltd.                                           500   13,804       0.0%
#   JP-Holdings, Inc.                                              7,900   19,864       0.0%
    JSP Corp.                                                      1,200   28,670       0.0%
    JSR Corp.                                                     16,300  247,702       0.1%
    JTEKT Corp.                                                   19,800  293,011       0.1%
    Juki Corp.                                                     3,500   26,167       0.0%
    Juroku Bank, Ltd. (The)                                       37,000  111,575       0.0%
    Justsystems Corp.                                              1,200   11,761       0.0%
#   JVC Kenwood Corp.                                             14,000   37,833       0.0%
    JX Holdings, Inc.                                             89,600  354,024       0.1%
    K&O Energy Group, Inc.                                         1,700   24,414       0.0%
#   K's Holdings Corp.                                             7,800  134,986       0.0%
    kabu.com Securities Co., Ltd.                                 20,200   63,593       0.0%
*   Kadokawa Dwango                                                3,985   58,845       0.0%
    Kaga Electronics Co., Ltd.                                     1,200   17,532       0.0%
    Kagome Co., Ltd.                                               2,600   68,176       0.0%
    Kajima Corp.                                                  42,000  283,229       0.1%
    Kakaku.com, Inc.                                               7,800  131,044       0.0%
#   Kakiyasu Honten Co., Ltd.                                      1,100   19,732       0.0%
    Kameda Seika Co., Ltd.                                           500   26,176       0.0%
    Kamei Corp.                                                    3,900   37,151       0.0%
    Kamigumi Co., Ltd.                                            21,000  179,309       0.1%
    Kanaden Corp.                                                  1,400   13,513       0.0%
    Kanamoto Co., Ltd.                                             3,500   84,086       0.0%
    Kandenko Co., Ltd.                                            11,000  108,439       0.0%
    Kaneka Corp.                                                  25,000  206,842       0.1%
    Kanematsu Corp.                                               58,000   95,438       0.0%
*   Kansai Electric Power Co., Inc. (The)                         14,900  142,448       0.0%
#   Kansai Paint Co., Ltd.                                         7,500  161,176       0.0%
#   Kansai Super Market, Ltd.                                      1,300   18,791       0.0%
    Kansai Urban Banking Corp.                                     2,600   28,819       0.0%
    Kanto Denka Kogyo Co., Ltd.                                    8,000   67,114       0.0%
    Kao Corp.                                                      7,000  360,196       0.1%
    Kasai Kogyo Co., Ltd.                                          2,300   26,050       0.0%
#   Katakura Industries Co., Ltd.                                  2,500   30,390       0.0%
    Kato Sangyo Co., Ltd.                                          2,000   48,168       0.0%
#   Kato Works Co., Ltd.                                           1,200   30,088       0.0%
    KAWADA TECHNOLOGIES, Inc.                                        700   32,962       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.              1,100   21,545       0.0%
    Kawasaki Heavy Industries, Ltd.                              106,000  309,615       0.1%
    Kawasumi Laboratories, Inc.                                    3,000   18,715       0.0%
    KDDI Corp.                                                    23,400  711,200       0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Keihan Holdings Co., Ltd.                                    27,000 $182,293       0.1%
    Keihanshin Building Co., Ltd.                                 2,700   14,090       0.0%
    Keihin Corp.                                                  5,100   83,370       0.0%
    Keikyu Corp.                                                  7,000   70,622       0.0%
    Keio Corp.                                                    7,000   57,937       0.0%
    Keisei Electric Railway Co., Ltd.                             5,000  120,550       0.0%
    Keiyo Bank, Ltd. (The)                                       30,000  126,171       0.0%
#   Keiyo Co., Ltd.                                               2,800   14,130       0.0%
#   Kenko Mayonnaise Co., Ltd.                                    1,000   36,667       0.0%
    Kewpie Corp.                                                  6,900  195,965       0.1%
    Key Coffee, Inc.                                              1,600   31,722       0.0%
    Keyence Corp.                                                   300  219,927       0.1%
#   Kikkoman Corp.                                                1,000   31,813       0.0%
    Kimoto Co., Ltd.                                              4,300   11,098       0.0%
    Kinden Corp.                                                  9,700  116,818       0.0%
#   Kinki Sharyo Co., Ltd.                                          500   11,377       0.0%
*   Kintetsu Department Store Co., Ltd.                           3,000    9,975       0.0%
    Kintetsu Group Holdings Co., Ltd.                            26,000  104,950       0.0%
    Kintetsu World Express, Inc.                                  3,200   43,526       0.0%
    Kissei Pharmaceutical Co., Ltd.                               1,000   26,135       0.0%
    Kita-Nippon Bank, Ltd. (The)                                  1,200   35,819       0.0%
    Kitagawa Iron Works Co., Ltd.                                   900   15,372       0.0%
    Kitano Construction Corp.                                     4,000   10,628       0.0%
    Kito Corp.                                                    1,600   15,144       0.0%
    Kitz Corp.                                                   10,900   62,677       0.0%
    Kiyo Bank, Ltd. (The)                                         8,900  147,549       0.0%
#*  KLab, Inc.                                                    3,600   21,591       0.0%
*   KNT-CT Holdings Co., Ltd.                                    13,000   14,359       0.0%
#   Koa Corp.                                                     2,600   23,942       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                    1,000    6,689       0.0%
    Kobayashi Pharmaceutical Co., Ltd.                            1,400   73,161       0.0%
    Kobe Bussan Co., Ltd.                                         1,100   34,429       0.0%
*   Kobe Electric Railway Co., Ltd.                               3,000   10,580       0.0%
#*  Kobe Steel, Ltd.                                             26,500  218,686       0.1%
    Kohnan Shoji Co., Ltd.                                        1,000   19,780       0.0%
    Koito Manufacturing Co., Ltd.                                 3,400  178,506       0.1%
    Kokuyo Co., Ltd.                                              9,000  119,231       0.0%
    KOMAIHALTEC, Inc.                                               500    9,698       0.0%
    Komatsu Seiren Co., Ltd.                                      2,900   18,047       0.0%
    Komatsu Wall Industry Co., Ltd.                               1,400   23,373       0.0%
    Komeri Co., Ltd.                                              2,500   61,044       0.0%
    Komori Corp.                                                  6,800   86,296       0.0%
    Konaka Co., Ltd.                                              1,800    8,549       0.0%
    Kondotec, Inc.                                                3,600   27,475       0.0%
    Konica Minolta, Inc.                                         32,400  290,208       0.1%
    Konishi Co., Ltd.                                             2,600   30,896       0.0%
    Konoike Transport Co., Ltd.                                   3,500   46,340       0.0%
    Kose Corp.                                                      500   45,616       0.0%
    Krosaki Harima Corp.                                         11,000   33,379       0.0%
    KRS Corp.                                                       700   15,376       0.0%
    KU Holdings Co., Ltd.                                         3,800   29,022       0.0%
    Kubota Corp.                                                 18,100  291,742       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Kubota Corp. Sponsored ADR                                      196 $ 15,823       0.0%
    Kumagai Gumi Co., Ltd.                                       59,000  156,688       0.0%
    Kura Corp.                                                    1,000   50,394       0.0%
    Kurabo Industries, Ltd.                                      23,000   45,952       0.0%
    Kuraray Co., Ltd.                                            28,500  432,075       0.1%
    Kureha Corp.                                                  1,900   72,661       0.0%
    Kurimoto, Ltd.                                                1,300   24,244       0.0%
    Kurita Water Industries, Ltd.                                 7,600  179,867       0.1%
    Kuroda Electric Co., Ltd.                                     5,600  108,959       0.0%
    KYB Corp.                                                    29,000  132,610       0.0%
    Kyocera Corp.                                                 5,400  262,380       0.1%
    Kyodo Printing Co., Ltd.                                      9,000   30,507       0.0%
    Kyoei Steel, Ltd.                                             2,200   41,907       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              3,200   37,798       0.0%
    Kyokuto Securities Co., Ltd.                                  2,200   31,831       0.0%
    Kyokuyo Co., Ltd.                                             1,000   26,312       0.0%
    KYORIN Holdings, Inc.                                         4,400   98,335       0.0%
    Kyoritsu Maintenance Co., Ltd.                                1,440   86,381       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                       6,000   22,252       0.0%
    Kyowa Electronic Instruments Co., Ltd.                        5,000   18,103       0.0%
    Kyowa Exeo Corp.                                              9,800  147,151       0.0%
    Kyowa Hakko Kirin Co., Ltd.                                   5,000   76,291       0.0%
#   Kyowa Leather Cloth Co., Ltd.                                   100      726       0.0%
    Kyudenko Corp.                                                6,000  193,300       0.1%
    Kyushu Electric Power Co., Inc.                               6,900   62,697       0.0%
    Kyushu Financial Group, Inc.                                 34,650  230,403       0.1%
#*  Laox Co., Ltd.                                                  700    5,647       0.0%
    Lasertec Corp.                                                2,900   56,255       0.0%
    Lawson, Inc.                                                  1,200   91,182       0.0%
    Leopalace21 Corp.                                            24,300  157,993       0.0%
    Life Corp.                                                    1,100   35,708       0.0%
    Lintec Corp.                                                  5,200  113,261       0.0%
    Lion Corp.                                                    9,000  147,195       0.0%
    LIXIL Group Corp.                                            13,100  300,885       0.1%
    M3, Inc.                                                      3,200   97,379       0.0%
    Mabuchi Motor Co., Ltd.                                         400   23,252       0.0%
    Macnica Fuji Electronics Holdings, Inc.                       3,750   46,991       0.0%
    Maeda Corp.                                                  16,000  148,231       0.0%
    Maeda Kosen Co., Ltd.                                         2,000   22,175       0.0%
    Maeda Road Construction Co., Ltd.                             8,000  148,001       0.0%
#   Maezawa Kasei Industries Co., Ltd.                            2,300   24,052       0.0%
    Maezawa Kyuso Industries Co., Ltd.                              200    2,670       0.0%
    Makino Milling Machine Co., Ltd.                             13,000   82,606       0.0%
    Mandom Corp.                                                  1,000   46,641       0.0%
    Mani, Inc.                                                    1,200   27,925       0.0%
    Marubeni Corp.                                               76,400  401,465       0.1%
    Marubun Corp.                                                 1,500    8,571       0.0%
    Marudai Food Co., Ltd.                                       11,000   52,385       0.0%
#   Maruha Nichiro Corp.                                          5,700  158,051       0.0%
    Marui Group Co., Ltd.                                        14,100  197,803       0.1%
    Maruichi Steel Tube, Ltd.                                     1,400   45,138       0.0%
    Marusan Securities Co., Ltd.                                  3,500   29,073       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Maruwa Co., Ltd.                                               1,000 $ 37,737       0.0%
    Maruyama Manufacturing Co., Inc.                               6,000   10,102       0.0%
    Maruzen Showa Unyu Co., Ltd.                                   6,000   24,355       0.0%
#   Marvelous, Inc.                                                1,500   10,660       0.0%
    Matsuda Sangyo Co., Ltd.                                       2,300   32,280       0.0%
    Matsui Construction Co., Ltd.                                  3,000   32,881       0.0%
    Matsui Securities Co., Ltd.                                    3,700   29,603       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                            3,300  170,010       0.1%
    Matsuya Foods Co., Ltd.                                          300    9,730       0.0%
    Max Co., Ltd.                                                  3,000   36,155       0.0%
    Maxvalu Nishinihon Co., Ltd.                                     900   14,365       0.0%
    Maxvalu Tokai Co., Ltd.                                        1,100   19,537       0.0%
    Mazda Motor Corp.                                             41,000  679,935       0.1%
    McDonald's Holdings Co. Japan, Ltd.                            1,500   43,159       0.0%
    Mebuki Financial Group, Inc.                                  77,050  274,202       0.1%
    MEC Co., Ltd.                                                  2,200   21,773       0.0%
    Medical System Network Co., Ltd.                               1,400    5,988       0.0%
    Medipal Holdings Corp.                                        10,200  174,279       0.1%
#   Megachips Corp.                                                1,600   32,113       0.0%
    Megmilk Snow Brand Co., Ltd.                                   3,900  135,672       0.0%
    Meidensha Corp.                                               17,000   56,890       0.0%
    MEIJI Holdings Co., Ltd.                                       1,600  159,584       0.0%
    Meiko Network Japan Co., Ltd.                                  1,300   12,234       0.0%
    Meisei Industrial Co., Ltd.                                    4,000   20,516       0.0%
    Meitec Corp.                                                   1,000   34,078       0.0%
    Meito Sangyo Co., Ltd.                                         1,100   14,470       0.0%
    Meiwa Corp.                                                    3,500   10,991       0.0%
    Melco Holdings, Inc.                                           2,100   56,856       0.0%
#   Michinoku Bank, Ltd. (The)                                    12,000   23,896       0.0%
    Micronics Japan Co., Ltd.                                      3,400   39,304       0.0%
    Mie Bank, Ltd. (The)                                           1,200   24,470       0.0%
#   Milbon Co., Ltd.                                                 540   24,204       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                        2,400   30,543       0.0%
    Minato Bank, Ltd. (The)                                        1,700   31,112       0.0%
    Minebea Co., Ltd.                                             32,300  329,605       0.1%
    Ministop Co., Ltd.                                             1,400   24,130       0.0%
    Miraca Holdings, Inc.                                          4,100  197,932       0.1%
    Mirait Holdings Corp.                                          7,400   65,617       0.0%
    Misawa Homes Co., Ltd.                                         3,600   27,088       0.0%
    MISUMI Group, Inc.                                             7,600  138,608       0.0%
    Mitani Corp.                                                   2,000   59,657       0.0%
    Mito Securities Co., Ltd.                                      8,300   19,269       0.0%
    Mitsuba Corp.                                                  5,200   75,914       0.0%
    Mitsubishi Corp.                                              23,700  515,830       0.1%
    Mitsubishi Electric Corp.                                     57,000  771,163       0.2%
    Mitsubishi Estate Co., Ltd.                                    9,000  178,873       0.1%
    Mitsubishi Gas Chemical Co., Inc.                             15,500  238,556       0.1%
    Mitsubishi Heavy Industries, Ltd.                            137,000  586,068       0.1%
#   Mitsubishi Logistics Corp.                                     8,000  108,292       0.0%
    Mitsubishi Materials Corp.                                    13,600  389,653       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                          2,600   15,749       0.0%
*   Mitsubishi Paper Mills, Ltd.                                   3,200   21,015       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Mitsubishi Pencil Co., Ltd.                                    1,000 $   50,017       0.0%
#   Mitsubishi Research Institute, Inc.                              500     15,877       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                      14,000     25,155       0.0%
    Mitsubishi UFJ Financial Group, Inc.                         306,500  1,581,481       0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      38,300    185,417       0.1%
    Mitsuboshi Belting, Ltd.                                       7,000     60,365       0.0%
    Mitsui Chemicals, Inc.                                       104,000    512,164       0.1%
#   Mitsui Engineering & Shipbuilding Co., Ltd.                   88,000    122,274       0.0%
    Mitsui Fudosan Co., Ltd.                                      10,000    227,739       0.1%
    Mitsui High-Tec, Inc.                                          2,700     18,125       0.0%
    Mitsui Home Co., Ltd.                                          3,000     13,226       0.0%
    Mitsui Matsushima Co., Ltd.                                    2,800     33,126       0.0%
    Mitsui Mining & Smelting Co., Ltd.                            66,000    147,047       0.0%
    Mitsui OSK Lines, Ltd.                                       101,000    252,569       0.1%
    Mitsui Sugar Co., Ltd.                                         1,800     40,556       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                12,000     36,199       0.0%
#*  Mitsumi Electric Co., Ltd.                                    11,000     66,793       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                            2,700     17,972       0.0%
#   Miyaji Engineering Group, Inc.                                15,000     24,695       0.0%
    Miyazaki Bank, Ltd. (The)                                     21,000     59,150       0.0%
#   Miyoshi Oil & Fat Co., Ltd.                                    7,000      8,992       0.0%
    Mizuho Financial Group, Inc.                                 559,699    942,394       0.2%
    Mizuno Corp.                                                  10,000     53,793       0.0%
    Monex Group, Inc.                                             17,100     39,192       0.0%
    Monogatari Corp. (The)                                           600     27,590       0.0%
#   MonotaRO Co., Ltd.                                             3,400     82,695       0.0%
    MORESCO Corp.                                                  1,700     22,724       0.0%
    Morinaga & Co., Ltd.                                           3,000    139,546       0.0%
    Morinaga Milk Industry Co., Ltd.                              22,000    177,200       0.1%
    Morita Holdings Corp.                                          2,000     30,130       0.0%
#   Morito Co., Ltd.                                               3,500     26,878       0.0%
    MS&AD Insurance Group Holdings, Inc.                          10,000    296,868       0.1%
    MTI, Ltd.                                                      5,800     36,041       0.0%
    Murata Manufacturing Co., Ltd.                                 3,300    460,817       0.1%
    Musashi Seimitsu Industry Co., Ltd.                            2,400     58,783       0.0%
    Musashino Bank, Ltd. (The)                                     3,600     99,400       0.0%
    Mutoh Holdings Co., Ltd.                                       2,000      4,570       0.0%
    Nabtesco Corp.                                                 7,800    232,959       0.1%
#   NAC Co., Ltd.                                                  1,500     12,645       0.0%
    Nachi-Fujikoshi Corp.                                         21,000     79,645       0.0%
    Nafco Co., Ltd.                                                1,700     27,471       0.0%
#   Nagano Bank, Ltd. (The)                                        1,000     19,107       0.0%
    Nagase & Co., Ltd.                                            13,300    170,105       0.1%
    Nagatanien Holdings Co., Ltd.                                  3,000     38,284       0.0%
    Nagoya Railroad Co., Ltd.                                     30,000    158,304       0.0%
    Nakabayashi Co., Ltd.                                          5,000     11,233       0.0%
    Nakamuraya Co., Ltd.                                             200      9,011       0.0%
    Nakanishi, Inc.                                                1,300     46,515       0.0%
*   Nakayama Steel Works, Ltd.                                     3,000     19,090       0.0%
    Namura Shipbuilding Co., Ltd.                                  5,600     34,148       0.0%
    Nankai Electric Railway Co., Ltd.                             18,000     81,733       0.0%
    Nanto Bank, Ltd. (The)                                         3,600    136,869       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    NDS Co., Ltd.                                                    400 $ 10,040       0.0%
#   NEC Capital Solutions, Ltd.                                    1,200   20,002       0.0%
    NEC Corp.                                                    210,000  561,544       0.1%
    NEC Networks & System Integration Corp.                        2,700   47,984       0.0%
    NET One Systems Co., Ltd.                                      5,800   42,127       0.0%
    Neturen Co., Ltd.                                              2,500   20,264       0.0%
    Nexon Co., Ltd.                                                5,400   91,924       0.0%
#   Next Co., Ltd.                                                 6,400   53,716       0.0%
    NGK Insulators, Ltd.                                           9,100  167,028       0.1%
    NGK Spark Plug Co., Ltd.                                       8,100  160,747       0.0%
    NH Foods, Ltd.                                                 8,000  191,709       0.1%
    NHK Spring Co., Ltd.                                          19,000  179,842       0.1%
    Nice Holdings, Inc.                                            2,000    2,647       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                             3,800   68,159       0.0%
    Nichias Corp.                                                 11,000   97,872       0.0%
    Nichiban Co., Ltd.                                             3,000   27,085       0.0%
    Nichicon Corp.                                                 5,800   49,709       0.0%
    Nichiden Corp.                                                   400   11,449       0.0%
    Nichiha Corp.                                                  3,200   79,034       0.0%
    NichiiGakkan Co., Ltd.                                         3,900   32,465       0.0%
    Nichirei Corp.                                                12,000  262,400       0.1%
    Nichireki Co., Ltd.                                            2,000   15,738       0.0%
    Nichirin Co., Ltd.                                             1,100   16,993       0.0%
    Nidec Corp.                                                    2,300  222,548       0.1%
    Nidec Corp. Sponsored ADR                                        776   18,764       0.0%
#   Nifco, Inc.                                                    4,400  253,404       0.1%
    Nihon Dempa Kogyo Co., Ltd.                                    3,900   31,451       0.0%
    Nihon Eslead Corp.                                             1,200   13,308       0.0%
    Nihon House Holdings Co., Ltd.                                 5,000   18,748       0.0%
    Nihon Kohden Corp.                                             4,000   97,497       0.0%
    Nihon M&A Center, Inc.                                         3,000   97,361       0.0%
#   Nihon Nohyaku Co., Ltd.                                        5,900   32,220       0.0%
    Nihon Parkerizing Co., Ltd.                                   10,900  150,191       0.0%
#   Nihon Plast Co., Ltd.                                          2,600   24,490       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                  1,400   19,792       0.0%
    Nihon Trim Co., Ltd.                                             700   31,608       0.0%
#   Nihon Unisys, Ltd.                                             6,100   74,338       0.0%
    Nihon Yamamura Glass Co., Ltd.                                 7,000   12,796       0.0%
    Nikkiso Co., Ltd.                                              5,700   50,371       0.0%
    Nikko Co., Ltd.                                                1,000   16,498       0.0%
    Nikkon Holdings Co., Ltd.                                      7,200  154,635       0.0%
    Nikon Corp.                                                    9,800  148,107       0.0%
    Nintendo Co., Ltd.                                               700  168,742       0.1%
    Nippo Corp.                                                    7,000  135,032       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                      2,000   38,988       0.0%
    Nippon Carbide Industries Co., Inc.                            9,000   11,980       0.0%
#   Nippon Carbon Co., Ltd.                                       18,000   34,913       0.0%
    Nippon Chemi-Con Corp.                                        11,000   19,136       0.0%
    Nippon Chemical Industrial Co., Ltd.                          18,000   46,052       0.0%
    Nippon Chemiphar Co., Ltd.                                       500   20,746       0.0%
#   Nippon Coke & Engineering Co., Ltd.                           19,000   16,774       0.0%
    Nippon Concrete Industries Co., Ltd.                           5,000   18,035       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Nippon Denko Co., Ltd.                                         8,000 $ 14,851       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                3,900   71,054       0.0%
    Nippon Electric Glass Co., Ltd.                               40,000  217,599       0.1%
    Nippon Express Co., Ltd.                                      29,000  143,244       0.0%
    Nippon Flour Mills Co., Ltd.                                   5,000   73,946       0.0%
    Nippon Gas Co., Ltd.                                           3,800  115,000       0.0%
    Nippon Hume Corp.                                              4,000   26,479       0.0%
    Nippon Koei Co., Ltd.                                          7,000   32,840       0.0%
#   Nippon Light Metal Holdings Co., Ltd.                         81,100  184,665       0.1%
    Nippon Paint Holdings Co., Ltd.                                2,200   74,804       0.0%
#   Nippon Paper Industries Co., Ltd.                             12,300  230,215       0.1%
    Nippon Parking Development Co., Ltd.                          20,100   27,323       0.0%
    Nippon Pillar Packing Co., Ltd.                                2,000   20,540       0.0%
    Nippon Piston Ring Co., Ltd.                                     500    7,631       0.0%
    Nippon Road Co., Ltd. (The)                                   11,000   45,136       0.0%
    Nippon Seiki Co., Ltd.                                         5,000   96,671       0.0%
*   Nippon Sharyo, Ltd.                                            5,000   12,664       0.0%
*   Nippon Sheet Glass Co., Ltd.                                   6,500   52,795       0.0%
    Nippon Shokubai Co., Ltd.                                      2,600  179,426       0.1%
    Nippon Signal Co., Ltd.                                        4,300   38,159       0.0%
#   Nippon Soda Co., Ltd.                                         16,000   70,928       0.0%
    Nippon Steel & Sumikin Bussan Corp.                            2,100   76,965       0.0%
    Nippon Steel & Sumitomo Metal Corp.                           29,540  585,272       0.1%
    Nippon Suisan Kaisha, Ltd.                                    32,300  155,245       0.0%
    Nippon Telegraph & Telephone Corp.                             5,600  248,286       0.1%
    Nippon Telegraph & Telephone Corp. ADR                         1,427   63,345       0.0%
    Nippon Thompson Co., Ltd.                                      7,000   27,694       0.0%
    Nippon Valqua Industries, Ltd.                                 1,600   21,681       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                   8,600   12,604       0.0%
    Nippon Yusen K.K.                                            155,000  317,209       0.1%
*   Nishi-Nippon Financial Holdings, Inc.                         13,600  135,390       0.0%
    Nishi-Nippon Railroad Co., Ltd.                               21,000   99,553       0.0%
    Nishikawa Rubber Co., Ltd.                                       400    5,684       0.0%
    Nishimatsu Construction Co., Ltd.                             29,000  135,432       0.0%
    Nishimatsuya Chain Co., Ltd.                                   1,400   19,708       0.0%
    Nishio Rent All Co., Ltd.                                      2,200   66,427       0.0%
    Nissan Shatai Co., Ltd.                                        6,800   70,204       0.0%
#   Nissei ASB Machine Co., Ltd.                                   1,500   27,066       0.0%
    Nissei Build Kogyo Co., Ltd.                                   8,000   37,396       0.0%
    Nissei Plastic Industrial Co., Ltd.                            2,700   21,345       0.0%
#   Nissha Printing Co., Ltd.                                      2,500   60,523       0.0%
#   Nisshin Fudosan Co.                                            6,400   24,273       0.0%
    Nisshin Oillio Group, Ltd. (The)                              14,000   63,649       0.0%
    Nisshin Seifun Group, Inc.                                    12,640  186,190       0.1%
    Nisshin Steel Co., Ltd.                                       11,200  148,984       0.0%
    Nisshinbo Holdings, Inc.                                      16,500  164,278       0.0%
    Nissin Corp.                                                  10,000   33,212       0.0%
    Nissin Electric Co., Ltd.                                      5,000   66,674       0.0%
    Nissin Foods Holdings Co., Ltd.                                1,100   63,667       0.0%
    Nissin Kogyo Co., Ltd.                                         4,000   59,180       0.0%
    Nissin Sugar Co., Ltd.                                           900   13,025       0.0%
    Nissui Pharmaceutical Co., Ltd.                                1,400   15,410       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    Nitori Holdings Co., Ltd.                                     1,300 $  155,287       0.0%
    Nitta Corp.                                                     700     18,117       0.0%
    Nittetsu Mining Co., Ltd.                                       600     25,035       0.0%
    Nitto Boseki Co., Ltd.                                       14,000     45,513       0.0%
    Nitto Denko Corp.                                             3,400    236,872       0.1%
#   Nitto FC Co., Ltd.                                            3,400     27,452       0.0%
    Nitto Kogyo Corp.                                             2,700     39,607       0.0%
    Nitto Kohki Co., Ltd.                                         1,300     30,041       0.0%
    Nittoc Construction Co., Ltd.                                 6,700     31,627       0.0%
    Nittoku Engineering Co., Ltd.                                 3,400     41,925       0.0%
    NOF Corp.                                                    15,000    163,048       0.0%
    Nohmi Bosai, Ltd.                                             2,600     38,811       0.0%
    Nojima Corp.                                                  3,300     42,755       0.0%
    NOK Corp.                                                    11,800    265,922       0.1%
    Nomura Co., Ltd.                                              2,100     34,057       0.0%
    Nomura Holdings, Inc.                                        70,100    351,126       0.1%
    Nomura Real Estate Holdings, Inc.                            11,600    195,885       0.1%
    Nomura Research Institute, Ltd.                               3,330    115,499       0.0%
    Noritake Co., Ltd.                                            1,000     22,825       0.0%
    Noritz Corp.                                                  3,600     74,612       0.0%
    North Pacific Bank, Ltd.                                     41,400    154,397       0.0%
    NS Solutions Corp.                                            3,000     57,205       0.0%
#   NS United Kaiun Kaisha, Ltd.                                 11,000     15,277       0.0%
    NSD Co., Ltd.                                                 1,100     17,704       0.0%
    NSK, Ltd.                                                    31,300    347,947       0.1%
#   NTN Corp.                                                    59,000    223,330       0.1%
    NTT Data Corp.                                                3,100    159,976       0.0%
    NTT DOCOMO, Inc.                                             52,500  1,318,484       0.3%
    NTT Urban Development Corp.                                   5,400     49,643       0.0%
    Nuflare Technology, Inc.                                        500     26,817       0.0%
    OAK Capital Corp.                                            10,800     16,232       0.0%
    Obara Group, Inc.                                             1,100     47,405       0.0%
    Obayashi Corp.                                               32,800    315,969       0.1%
    Obayashi Road Corp.                                           5,000     31,407       0.0%
    Obic Co., Ltd.                                                1,300     67,533       0.0%
    Odakyu Electric Railway Co., Ltd.                             5,000    102,019       0.0%
    Odelic Co., Ltd.                                                700     27,189       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                              39,000    139,517       0.0%
    Ohashi Technica, Inc.                                         1,900     25,368       0.0%
    Ohsho Food Service Corp.                                      1,300     50,030       0.0%
    Oiles Corp.                                                   1,740     31,542       0.0%
#   Oita Bank, Ltd. (The)                                        17,000     64,385       0.0%
    Oji Holdings Corp.                                           62,000    262,148       0.1%
    Okabe Co., Ltd.                                               6,500     55,471       0.0%
    Okamura Corp.                                                 5,200     51,017       0.0%
    Okasan Securities Group, Inc.                                12,000     63,789       0.0%
    Oki Electric Industry Co., Ltd.                              10,700    139,604       0.0%
#   Okinawa Cellular Telephone Co.                                1,000     31,261       0.0%
    Okinawa Electric Power Co., Inc. (The)                        2,250     52,122       0.0%
#   OKK Corp.                                                    18,000     18,492       0.0%
#   OKUMA Corp.                                                  12,000    100,422       0.0%
    Okumura Corp.                                                17,000     97,966       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Okura Industrial Co., Ltd.                                    8,000 $ 31,910       0.0%
    Okuwa Co., Ltd.                                               2,000   20,940       0.0%
    Olympus Corp.                                                 3,300  117,630       0.0%
    Omron Corp.                                                   4,900  188,066       0.1%
    Onoken Co., Ltd.                                              1,700   20,956       0.0%
    Onward Holdings Co., Ltd.                                    15,000  100,405       0.0%
    Open House Co., Ltd.                                          1,300   27,461       0.0%
    Optex Co., Ltd.                                               1,500   38,206       0.0%
    Oracle Corp. Japan                                              700   38,096       0.0%
    Organo Corp.                                                  5,000   21,565       0.0%
    Oriental Land Co., Ltd.                                       2,200  128,509       0.0%
    Origin Electric Co., Ltd.                                     7,000   18,581       0.0%
#   ORIX Corp.                                                   51,200  811,335       0.2%
    Osaka Gas Co., Ltd.                                          34,000  141,413       0.0%
    Osaka Soda Co., Ltd.                                          9,000   38,478       0.0%
    Osaka Steel Co., Ltd.                                         1,400   26,249       0.0%
#   OSAKA Titanium Technologies Co., Ltd.                         1,300   17,423       0.0%
    Osaki Electric Co., Ltd.                                      5,000   47,988       0.0%
#   OSG Corp.                                                    12,000  255,583       0.1%
    Otsuka Corp.                                                  1,400   66,609       0.0%
    Otsuka Holdings Co., Ltd.                                     4,200  183,817       0.1%
#   Otsuka Kagu, Ltd.                                             1,700   19,019       0.0%
#   Outsourcing, Inc.                                               600   22,770       0.0%
    Oyo Corp.                                                     2,200   25,440       0.0%
    Pacific Industrial Co., Ltd.                                  4,000   49,186       0.0%
#*  Pacific Metals Co., Ltd.                                     16,000   48,151       0.0%
    Pack Corp. (The)                                              1,000   27,130       0.0%
#   PAL GROUP Holdings Co., Ltd.                                  1,600   39,640       0.0%
    PALTAC Corp.                                                  4,300  105,522       0.0%
    PanaHome Corp.                                                9,000   66,937       0.0%
    Panasonic Industrial Devices SUNX Co., Ltd.                   2,800   16,819       0.0%
    Paramount Bed Holdings Co., Ltd.                              1,300   49,511       0.0%
    Parco Co., Ltd.                                               2,500   23,161       0.0%
#   Park24 Co., Ltd.                                              4,100  126,685       0.0%
#   Pasco Corp.                                                   4,000   14,369       0.0%
#   Pasona Group, Inc.                                            4,200   35,631       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                3,800   22,929       0.0%
    Penta-Ocean Construction Co., Ltd.                           41,500  247,304       0.1%
    Pigeon Corp.                                                  6,800  191,308       0.1%
    Pilot Corp.                                                   2,000   89,420       0.0%
    Piolax, Inc.                                                  1,100   69,934       0.0%
*   Pioneer Corp.                                                50,400  123,612       0.0%
    Plenus Co., Ltd.                                              1,900   39,106       0.0%
    Pocket Card Co., Ltd.                                         5,900   28,097       0.0%
#   Pola Orbis Holdings, Inc.                                       600   49,926       0.0%
    Poletowin Pitcrew Holdings, Inc.                              1,300   10,816       0.0%
    Press Kogyo Co., Ltd.                                         9,000   43,829       0.0%
    Pressance Corp.                                               5,600   64,534       0.0%
    Prestige International, Inc.                                  3,600   27,092       0.0%
    Prima Meat Packers, Ltd.                                     14,000   50,833       0.0%
    Proto Corp.                                                     800    9,074       0.0%
    Qol Co., Ltd.                                                 4,000   63,070       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Raito Kogyo Co., Ltd.                                          5,100 $ 61,396       0.0%
    Rakuten, Inc.                                                  8,400   96,841       0.0%
    Recruit Holdings Co., Ltd.                                     2,900  116,492       0.0%
    Relo Group, Inc.                                                 600   99,353       0.0%
    Renaissance, Inc.                                              2,600   35,127       0.0%
    Rengo Co., Ltd.                                               26,000  163,054       0.0%
    Resona Holdings, Inc.                                        108,000  478,708       0.1%
#   Resorttrust, Inc.                                              2,600   51,969       0.0%
    Rheon Automatic Machinery Co., Ltd.                            2,500   19,529       0.0%
    Ricoh Co., Ltd.                                               53,400  435,222       0.1%
    Ricoh Leasing Co., Ltd.                                        1,800   51,998       0.0%
    Riken Corp.                                                      800   29,292       0.0%
    Riken Keiki Co., Ltd.                                          2,300   28,369       0.0%
    Riken Technos Corp.                                            5,000   26,171       0.0%
    Riken Vitamin Co., Ltd.                                          500   21,699       0.0%
    Ringer Hut Co., Ltd.                                           1,500   38,190       0.0%
    Rinnai Corp.                                                     800   76,853       0.0%
    Rion Co., Ltd.                                                 1,900   29,035       0.0%
    Riso Kagaku Corp.                                              3,400   58,893       0.0%
    Rock Field Co., Ltd.                                             600    8,333       0.0%
    Rohm Co., Ltd.                                                 2,400  126,155       0.0%
    Rohto Pharmaceutical Co., Ltd.                                 7,200  126,328       0.0%
    Roland DG Corp.                                                1,400   33,056       0.0%
    Round One Corp.                                               10,800   76,296       0.0%
    Royal Holdings Co., Ltd.                                       1,900   32,833       0.0%
    Ryobi, Ltd.                                                   17,000   68,530       0.0%
    Ryoden Corp.                                                   5,000   32,143       0.0%
#   Ryohin Keikaku Co., Ltd.                                         400   85,441       0.0%
    Ryosan Co., Ltd.                                               3,800  117,023       0.0%
    Ryoyo Electro Corp.                                            2,200   27,997       0.0%
#   S Foods, Inc.                                                  1,400   37,462       0.0%
    Sac's Bar Holdings, Inc.                                       1,200   12,837       0.0%
    Saibu Gas Co., Ltd.                                           21,000   49,213       0.0%
    Sakai Chemical Industry Co., Ltd.                             10,000   35,674       0.0%
    Sakai Moving Service Co., Ltd.                                 1,000   21,635       0.0%
    Sakai Ovex Co., Ltd.                                           1,500   27,376       0.0%
    Sakata INX Corp.                                               4,800   62,843       0.0%
    Sakata Seed Corp.                                              2,200   63,333       0.0%
    Sala Corp.                                                     2,300   13,787       0.0%
    SAMTY Co., Ltd.                                                1,300   13,520       0.0%
    San-A Co., Ltd.                                                1,400   76,209       0.0%
    San-Ai Oil Co., Ltd.                                           6,000   42,302       0.0%
    San-In Godo Bank, Ltd. (The)                                  12,000   86,339       0.0%
    Sanden Holdings Corp.                                         16,000   49,521       0.0%
    Sangetsu Corp.                                                 5,400  104,277       0.0%
*   Sanken Electric Co., Ltd.                                     11,000   38,916       0.0%
    Sanki Engineering Co., Ltd.                                    6,200   56,229       0.0%
    Sankyo Seiko Co., Ltd.                                         3,700   12,109       0.0%
#   Sankyo Tateyama, Inc.                                          4,200   66,126       0.0%
    Sankyu, Inc.                                                  30,000  176,663       0.1%
    Sanoh Industrial Co., Ltd.                                     1,500   10,335       0.0%
    Sanrio Co., Ltd.                                               2,400   44,953       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Sanshin Electronics Co., Ltd.                                 3,200 $ 28,319       0.0%
    Santen Pharmaceutical Co., Ltd.                               8,600  125,408       0.0%
    Sanwa Holdings Corp.                                         23,100  230,061       0.1%
    Sanyo Chemical Industries, Ltd.                               1,800   81,387       0.0%
    Sanyo Denki Co., Ltd.                                         5,000   32,498       0.0%
    Sanyo Electric Railway Co., Ltd.                              6,000   29,596       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                1,200   10,488       0.0%
#   Sanyo Shokai, Ltd.                                           13,000   20,934       0.0%
    Sanyo Special Steel Co., Ltd.                                17,000   87,147       0.0%
#   Sato Holdings Corp.                                           3,400   74,896       0.0%
    Sato Restaurant Systems Co., Ltd.                             1,100    8,632       0.0%
    Satori Electric Co., Ltd.                                     3,200   22,751       0.0%
    Sawada Holdings Co., Ltd.                                     2,100   19,224       0.0%
    Sawai Pharmaceutical Co., Ltd.                                2,400  155,093       0.0%
    Saxa Holdings, Inc.                                          13,000   27,467       0.0%
    SBI Holdings, Inc.                                           21,900  260,156       0.1%
    SBS Holdings, Inc.                                            3,100   27,415       0.0%
    SCREEN Holdings Co., Ltd.                                     3,800  259,956       0.1%
#   Scroll Corp.                                                  4,300   14,975       0.0%
    SCSK Corp.                                                    1,200   44,763       0.0%
    Secom Co., Ltd.                                               2,300  165,920       0.1%
    Seibu Holdings, Inc.                                          3,300   57,097       0.0%
    Seika Corp.                                                   2,000    5,940       0.0%
    Seikitokyu Kogyo Co., Ltd.                                    3,600   17,341       0.0%
    Seiko Epson Corp.                                            15,500  314,151       0.1%
#   Seiko Holdings Corp.                                         15,000   49,100       0.0%
    Seino Holdings Co., Ltd.                                     13,700  151,805       0.0%
    Seiren Co., Ltd.                                              3,600   42,105       0.0%
    Sekisui Chemical Co., Ltd.                                   24,000  377,968       0.1%
    Sekisui House, Ltd.                                          17,500  289,165       0.1%
    Sekisui Jushi Corp.                                           2,600   42,827       0.0%
    Sekisui Plastics Co., Ltd.                                    2,000   14,750       0.0%
#   Senko Co., Ltd.                                              13,000   89,875       0.0%
    Senshu Ikeda Holdings, Inc.                                  27,400  124,667       0.0%
    Senshukai Co., Ltd.                                           3,800   25,756       0.0%
    Seria Co., Ltd.                                               1,600  126,223       0.0%
    Seven & I Holdings Co., Ltd.                                 13,500  563,481       0.1%
#   Seven Bank, Ltd.                                             13,200   40,579       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                           2,000    5,808       0.0%
    Shibuya Corp.                                                 1,600   33,237       0.0%
#   Shidax Corp.                                                  2,500   10,079       0.0%
#   Shiga Bank, Ltd. (The)                                       28,000  145,219       0.0%
#   Shikoku Bank, Ltd. (The)                                     27,000   63,714       0.0%
    Shikoku Chemicals Corp.                                       5,000   47,908       0.0%
#*  Shikoku Electric Power Co., Inc.                              7,300   68,646       0.0%
    Shima Seiki Manufacturing, Ltd.                               3,200   90,168       0.0%
    Shimachu Co., Ltd.                                            5,800  155,631       0.0%
    Shimamura Co., Ltd.                                           1,100  140,816       0.0%
    Shimano, Inc.                                                   900  153,882       0.0%
    Shimizu Bank, Ltd. (The)                                        700   21,113       0.0%
    Shimizu Corp.                                                12,000  106,652       0.0%
#   Shin Nippon Air Technologies Co., Ltd.                        2,400   27,128       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Shin-Etsu Chemical Co., Ltd.                                  9,000 $682,392       0.1%
    Shin-Etsu Polymer Co., Ltd.                                   2,000   13,372       0.0%
    Shinagawa Refractories Co., Ltd.                              5,000   10,660       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                   7,000   30,272       0.0%
*   Shinkawa, Ltd.                                                2,200   14,246       0.0%
    Shinko Electric Industries Co., Ltd.                          7,100   45,757       0.0%
    Shinko Plantech Co., Ltd.                                     2,800   20,764       0.0%
    Shinko Shoji Co., Ltd.                                        2,700   30,458       0.0%
    Shinmaywa Industries, Ltd.                                   12,000   92,886       0.0%
    Shinnihon Corp.                                               6,200   59,743       0.0%
    Shinoken Group Co., Ltd.                                        900   16,293       0.0%
    Shinsei Bank, Ltd.                                           73,000  118,024       0.0%
    Shinsho Corp.                                                   200    3,631       0.0%
    Ship Healthcare Holdings, Inc.                                4,500  131,635       0.0%
    Shiseido Co., Ltd.                                            7,200  185,717       0.1%
    Shizuoka Bank, Ltd. (The)                                    18,000  151,912       0.0%
    Shizuoka Gas Co., Ltd.                                        6,600   51,793       0.0%
#   Shoei Foods Corp.                                             1,000   15,787       0.0%
    Shofu, Inc.                                                   1,000   12,728       0.0%
#*  Shoko Co., Ltd.                                              14,000   11,619       0.0%
    Showa Corp.                                                   5,500   35,998       0.0%
    Showa Denko KK                                               17,200  227,268       0.1%
    Showa Sangyo Co., Ltd.                                       11,000   58,823       0.0%
    Showa Shell Sekiyu K.K.                                      10,000   93,173       0.0%
#   Siix Corp.                                                    1,900   76,034       0.0%
    Sinanen Holdings Co., Ltd.                                      600   11,904       0.0%
    Sinfonia Technology Co., Ltd.                                16,000   29,389       0.0%
#   Sinko Industries, Ltd.                                        1,100   13,802       0.0%
    Sintokogio, Ltd.                                              5,100   44,483       0.0%
    SKY Perfect JSAT Holdings, Inc.                              20,400  101,093       0.0%
    Skylark Co., Ltd.                                             8,700  122,336       0.0%
    SMC Corp.                                                       500  144,938       0.0%
    SMK Corp.                                                     6,000   22,989       0.0%
#   SMS Co., Ltd.                                                 1,800   46,861       0.0%
    SNT Corp.                                                     4,100   19,251       0.0%
    Sodick Co., Ltd.                                              3,700   27,774       0.0%
    SoftBank Group Corp.                                         12,900  812,456       0.2%
    Software Service, Inc.                                          100    4,048       0.0%
    Sogo Medical Co., Ltd.                                        1,600   48,649       0.0%
    Sohgo Security Services Co., Ltd.                             2,800  127,521       0.0%
    Sompo Holdings, Inc.                                         11,100  359,160       0.1%
    Sotetsu Holdings, Inc.                                       20,000   97,597       0.0%
#   Sparx Group Co., Ltd.                                         1,600    3,060       0.0%
    SPK Corp.                                                     1,400   28,878       0.0%
    Square Enix Holdings Co., Ltd.                                2,800   92,622       0.0%
#   Srg Takamiya Co., Ltd.                                        1,100    6,192       0.0%
    St Marc Holdings Co., Ltd.                                    2,200   61,747       0.0%
    Stanley Electric Co., Ltd.                                    9,700  267,085       0.1%
    Star Micronics Co., Ltd.                                      2,200   31,325       0.0%
    Start Today Co., Ltd.                                         6,900  120,915       0.0%
    Starts Corp., Inc.                                            3,000   55,639       0.0%
    Starzen Co., Ltd.                                               500   26,480       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   Stella Chemifa Corp.                                             800 $   28,104       0.0%
    Studio Alice Co., Ltd.                                         1,400     28,257       0.0%
    Sugi Holdings Co., Ltd.                                        1,100     58,922       0.0%
#   Sumco Corp.                                                   26,800    280,396       0.1%
    Sumida Corp.                                                   2,700     27,997       0.0%
    Suminoe Textile Co., Ltd.                                      8,000     16,907       0.0%
    Sumitomo Corp.                                                19,800    227,633       0.1%
    Sumitomo Densetsu Co., Ltd.                                    1,900     21,075       0.0%
    Sumitomo Electric Industries, Ltd.                            32,300    477,183       0.1%
    Sumitomo Forestry Co., Ltd.                                   12,400    172,735       0.1%
    Sumitomo Heavy Industries, Ltd.                               59,000    310,606       0.1%
    Sumitomo Metal Mining Co., Ltd.                               24,000    311,876       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                        88,600     84,374       0.0%
    Sumitomo Mitsui Financial Group, Inc.                         32,500  1,126,829       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                           6,300    212,579       0.1%
    Sumitomo Osaka Cement Co., Ltd.                               47,000    194,661       0.1%
    Sumitomo Precision Products Co., Ltd.                          6,000     18,521       0.0%
    Sumitomo Real Estate Sales Co., Ltd.                           1,220     27,574       0.0%
    Sumitomo Realty & Development Co., Ltd.                        4,000    105,143       0.0%
    Sumitomo Riko Co., Ltd.                                        3,300     31,609       0.0%
    Sumitomo Rubber Industries, Ltd.                              20,600    345,591       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                             1,400     52,344       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                            16,000     85,537       0.0%
    Sun Frontier Fudousan Co., Ltd.                                2,200     20,972       0.0%
    Sundrug Co., Ltd.                                              1,200     94,394       0.0%
    Suntory Beverage & Food, Ltd.                                  2,000     87,449       0.0%
    Suruga Bank, Ltd.                                              4,700    114,741       0.0%
    Suzuken Co., Ltd.                                              6,450    207,165       0.1%
#*  SWCC Showa Holdings Co., Ltd.                                 31,000     21,781       0.0%
    Sysmex Corp.                                                   2,600    180,185       0.1%
    Systena Corp.                                                  2,100     36,681       0.0%
    T Hasegawa Co., Ltd.                                           2,000     35,314       0.0%
    T RAD Co., Ltd.                                                8,000     17,484       0.0%
    T&D Holdings, Inc.                                            22,200    268,461       0.1%
    T&K Toka Co., Ltd.                                             1,400     13,263       0.0%
    T-Gaia Corp.                                                   2,200     33,838       0.0%
#   Tabuchi Electric Co., Ltd.                                     3,000      9,576       0.0%
    Tachi-S Co., Ltd.                                              3,600     59,749       0.0%
    Tachibana Eletech Co., Ltd.                                    1,080     11,960       0.0%
    Tadano, Ltd.                                                  13,000    145,987       0.0%
    Taihei Dengyo Kaisha, Ltd.                                     4,000     41,462       0.0%
    Taiheiyo Cement Corp.                                        151,000    432,449       0.1%
    Taiho Kogyo Co., Ltd.                                          1,600     22,967       0.0%
    Taikisha, Ltd.                                                 2,200     55,572       0.0%
    Taiko Bank, Ltd. (The)                                        13,000     33,555       0.0%
    Taiko Pharmaceutical Co., Ltd.                                 1,500     23,205       0.0%
    Taisei Corp.                                                  26,000    194,871       0.1%
    Taisei Lamick Co., Ltd.                                          200      5,743       0.0%
    Taiyo Holdings Co., Ltd.                                       1,300     48,731       0.0%
    Taiyo Yuden Co., Ltd.                                         14,100    150,634       0.0%
    Takagi Securities Co., Ltd.                                    9,000     11,991       0.0%
    Takaoka Toko Co., Ltd.                                         1,200     21,915       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Takara Leben Co., Ltd.                                        9,900 $ 67,155       0.0%
    Takara Standard Co., Ltd.                                     4,500   83,591       0.0%
    Takasago International Corp.                                  1,600   42,893       0.0%
    Takasago Thermal Engineering Co., Ltd.                        3,900   55,001       0.0%
    Takashima & Co., Ltd.                                         6,000    9,662       0.0%
    Takashimaya Co., Ltd.                                        25,000  203,900       0.1%
#*  Takata Corp.                                                  3,800   13,199       0.0%
    Take And Give Needs Co., Ltd.                                   700    3,360       0.0%
    Takeei Corp.                                                  1,700   13,912       0.0%
    Takeuchi Manufacturing Co., Ltd.                              4,100   79,425       0.0%
    Takihyo Co., Ltd.                                             3,000   12,512       0.0%
    Takiron Co., Ltd.                                             6,000   28,246       0.0%
    Takisawa Machine Tool Co., Ltd.                               7,000    9,062       0.0%
    Takuma Co., Ltd.                                              7,000   64,350       0.0%
#   Tama Home Co., Ltd.                                           4,700   24,657       0.0%
    Tamron Co., Ltd.                                              1,800   31,515       0.0%
    Tamura Corp.                                                  7,000   28,780       0.0%
    Tanseisha Co., Ltd.                                           5,400   40,613       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                     2,100    8,342       0.0%
    Tayca Corp.                                                   4,000   21,207       0.0%
    TBK Co., Ltd.                                                 3,000   12,414       0.0%
    TDK Corp.                                                     9,000  621,409       0.1%
#   TechnoPro Holdings, Inc.                                      1,700   58,233       0.0%
    Teijin, Ltd.                                                 22,400  432,800       0.1%
    Teikoku Electric Manufacturing Co., Ltd.                      2,000   15,237       0.0%
    Temp Holdings Co., Ltd.                                       1,600   27,136       0.0%
    Tenma Corp.                                                     700   12,124       0.0%
    THK Co., Ltd.                                                10,300  217,472       0.1%
    TIS, Inc.                                                     8,400  190,079       0.1%
    TKC Corp.                                                     1,100   32,490       0.0%
    Toa Corp.(6894434)                                            2,500   22,808       0.0%
    Toa Corp.(6894508)                                            2,000   42,104       0.0%
#   Toa Oil Co., Ltd.                                            10,000   14,382       0.0%
    TOA ROAD Corp.                                                7,000   18,774       0.0%
    Toagosei Co., Ltd.                                           16,200  180,314       0.1%
#   Tobishima Corp.                                              14,400   25,326       0.0%
    Tobu Railway Co., Ltd.                                       18,000   88,372       0.0%
    TOC Co., Ltd.                                                 2,400   21,685       0.0%
    Tocalo Co., Ltd.                                              2,100   47,110       0.0%
    Tochigi Bank, Ltd. (The)                                      8,000   38,570       0.0%
    Toda Corp.                                                   19,000  102,981       0.0%
    Toda Kogyo Corp.                                              8,000   22,896       0.0%
    Toei Co., Ltd.                                                8,000   64,275       0.0%
    Toenec Corp.                                                  5,000   23,955       0.0%
    Togami Electric Manufacturing Co., Ltd.                       5,000   20,378       0.0%
    Toho Bank, Ltd. (The)                                        27,000  102,501       0.0%
    Toho Co., Ltd.(6895200)                                       1,600   48,004       0.0%
    Toho Co., Ltd.(6895211)                                         600   14,168       0.0%
    Toho Gas Co., Ltd.                                           19,000  176,194       0.1%
#   Toho Holdings Co., Ltd.                                       5,400  113,300       0.0%
    Toho Titanium Co., Ltd.                                       2,700   18,006       0.0%
#   Toho Zinc Co., Ltd.                                          21,000   73,281       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
#   Tohoku Bank, Ltd. (The)                                        7,000 $  9,739       0.0%
    Tohoku Electric Power Co., Inc.                                7,700   94,339       0.0%
    Tokai Carbon Co., Ltd.                                        26,000   79,064       0.0%
    Tokai Corp.                                                      400   13,625       0.0%
#   TOKAI Holdings Corp.                                          11,500   73,908       0.0%
    Tokai Rika Co., Ltd.                                           5,500  103,140       0.0%
#   Tokai Tokyo Financial Holdings, Inc.                          18,900   95,888       0.0%
    Token Corp.                                                      510   36,857       0.0%
    Tokio Marine Holdings, Inc.                                   13,000  512,764       0.1%
    Tokushu Tokai Paper Co., Ltd.                                  1,400   47,711       0.0%
*   Tokuyama Corp.                                                41,000  175,307       0.1%
    Tokyo Broadcasting System Holdings, Inc.                       1,500   23,570       0.0%
    Tokyo Century Corp.                                            5,300  186,755       0.1%
    Tokyo Dome Corp.                                               8,500   80,787       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                       30,900  119,725       0.0%
    Tokyo Electron Device, Ltd.                                    2,000   28,501       0.0%
    Tokyo Electron, Ltd.                                           2,400  216,492       0.1%
    Tokyo Energy & Systems, Inc.                                   2,000   19,301       0.0%
    Tokyo Gas Co., Ltd.                                           30,000  136,124       0.0%
    Tokyo Keiki, Inc.                                             10,000   17,028       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                     3,100  110,074       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                             1,800   29,660       0.0%
    Tokyo Seimitsu Co., Ltd.                                       3,500   95,489       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                           12,900   89,477       0.0%
    Tokyo Tatemono Co., Ltd.                                      19,700  250,246       0.1%
    Tokyo Tekko Co., Ltd.                                          5,000   21,762       0.0%
#   Tokyo Theatres Co., Inc.                                       8,000    9,226       0.0%
    Tokyo TY Financial Group, Inc.                                 3,522  112,701       0.0%
    Tokyu Construction Co., Ltd.                                   7,840   79,222       0.0%
    Tokyu Corp.                                                   14,000  104,810       0.0%
    Tokyu Fudosan Holdings Corp.                                  30,143  169,897       0.1%
    Toli Corp.                                                     4,000   14,260       0.0%
    Tomoe Corp.                                                    5,400   17,775       0.0%
    Tomoe Engineering Co., Ltd.                                      900   13,227       0.0%
#   Tomoku Co., Ltd.                                              11,000   31,937       0.0%
    TOMONY Holdings, Inc.                                         16,800   86,797       0.0%
    Tomy Co., Ltd.                                                 9,900  106,945       0.0%
    Tonami Holdings Co., Ltd.                                      6,000   16,164       0.0%
    TonenGeneral Sekiyu K.K.                                       9,000   88,619       0.0%
    Topcon Corp.                                                   4,200   62,688       0.0%
    Toppan Forms Co., Ltd.                                         5,300   52,682       0.0%
    Toppan Printing Co., Ltd.                                     18,000  169,272       0.1%
    Topre Corp.                                                    4,100   94,940       0.0%
    Topy Industries, Ltd.                                          3,100   71,889       0.0%
    Toray Industries, Inc.                                        33,000  307,129       0.1%
    Toridoll Holdings Corp.                                        1,100   25,485       0.0%
    Torishima Pump Manufacturing Co., Ltd.                         2,900   31,253       0.0%
    Tosei Corp.                                                    2,900   21,707       0.0%
*   Toshiba Corp.                                                208,000  753,131       0.2%
    Toshiba Machine Co., Ltd.                                     13,000   46,951       0.0%
#   Toshiba Plant Systems & Services Corp.                         2,700   43,536       0.0%
*   Toshiba TEC Corp.                                             19,000   84,680       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Tosho Co., Ltd.                                                  900 $ 38,965       0.0%
#   Tosho Printing Co., Ltd.                                       5,000   22,626       0.0%
    Tosoh Corp.                                                   62,000  404,891       0.1%
#   Totetsu Kogyo Co., Ltd.                                        1,700   48,190       0.0%
    TOTO, Ltd.                                                     2,499   99,837       0.0%
    Tottori Bank, Ltd. (The)                                         300    4,945       0.0%
    Towa Bank, Ltd. (The)                                         56,000   59,186       0.0%
    Towa Corp.                                                     4,100   47,180       0.0%
#   Towa Pharmaceutical Co., Ltd.                                    900   33,571       0.0%
    Toyo Construction Co., Ltd.                                   10,400   43,349       0.0%
    Toyo Denki Seizo K.K.                                          4,000   11,224       0.0%
    Toyo Engineering Corp.                                        14,000   47,957       0.0%
    Toyo Ink SC Holdings Co., Ltd.                                26,000  120,883       0.0%
    Toyo Kanetsu K.K.                                              8,000   18,119       0.0%
    Toyo Kohan Co., Ltd.                                           4,600   13,768       0.0%
    Toyo Securities Co., Ltd.                                      7,000   12,454       0.0%
    Toyo Seikan Group Holdings, Ltd.                              12,900  237,942       0.1%
    Toyo Suisan Kaisha, Ltd.                                       3,000  121,541       0.0%
    Toyo Tanso Co., Ltd.                                           1,400   20,130       0.0%
    Toyo Tire & Rubber Co., Ltd.                                  16,200  251,268       0.1%
    Toyo Wharf & Warehouse Co., Ltd.                              15,000   24,416       0.0%
    Toyobo Co., Ltd.                                             121,000  198,059       0.1%
    Toyoda Gosei Co., Ltd.                                         7,900  181,026       0.1%
    Toyota Boshoku Corp.                                           6,300  158,830       0.0%
    Toyota Industries Corp.                                        1,400   64,237       0.0%
    Toyota Tsusho Corp.                                           16,300  384,818       0.1%
    TPR Co., Ltd.                                                  2,400   69,399       0.0%
    Trancom Co., Ltd.                                                300   17,455       0.0%
    Transcosmos, Inc.                                                900   22,771       0.0%
    Trend Micro, Inc.                                              3,500  123,250       0.0%
    Trusco Nakayama Corp.                                          1,700   87,892       0.0%
    TS Tech Co., Ltd.                                              5,800  155,508       0.0%
    TSI Holdings Co., Ltd.                                         9,800   55,106       0.0%
    Tsubakimoto Chain Co.                                         16,000  126,743       0.0%
    Tsugami Corp.                                                  6,000   32,944       0.0%
    Tsukada Global Holdings, Inc.                                  1,700   11,690       0.0%
    Tsukishima Kikai Co., Ltd.                                     3,600   40,301       0.0%
    Tsukuba Bank, Ltd.                                             6,800   20,312       0.0%
    Tsukui Corp.                                                   7,000   45,904       0.0%
    Tsumura & Co.                                                  4,600  130,727       0.0%
    Tsuruha Holdings, Inc.                                         1,100  126,921       0.0%
    Tsurumi Manufacturing Co., Ltd.                                2,000   29,107       0.0%
    Tsutsumi Jewelry Co., Ltd.                                     1,500   23,730       0.0%
    TV Asahi Holdings Corp.                                        2,500   46,900       0.0%
    Tv Tokyo Holdings Corp.                                          600   13,728       0.0%
    Tyo, Inc.                                                     13,700   19,700       0.0%
#   U-Shin, Ltd.                                                   1,400    9,895       0.0%
    UACJ Corp.                                                    25,000   81,248       0.0%
    Ube Industries, Ltd.                                         140,000  288,902       0.1%
    Uchida Yoko Co., Ltd.                                          7,000   29,184       0.0%
    UKC Holdings Corp.                                             1,600   26,773       0.0%
    Ulvac, Inc.                                                    6,500  205,231       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   Unicharm Corp.                                                5,900 $140,297       0.0%
*   Uniden Holdings Corp.                                        10,000   14,563       0.0%
    Union Tool Co.                                                1,200   30,999       0.0%
    Unipres Corp.                                                 4,900   94,562       0.0%
    United Arrows, Ltd.                                           1,700   46,405       0.0%
    United Super Markets Holdings, Inc.                           3,900   35,214       0.0%
*   Unitika, Ltd.                                                50,000   33,731       0.0%
#   Unizo Holdings Co., Ltd.                                      1,400   39,027       0.0%
    Usen Corp.                                                    6,500   20,975       0.0%
    Ushio, Inc.                                                  11,700  141,147       0.0%
    USS Co., Ltd.                                                 3,500   59,193       0.0%
#*  UT Group Co., Ltd.                                            2,700   16,445       0.0%
    Valor Holdings Co., Ltd.                                      5,000  141,822       0.0%
    Vital KSK Holdings, Inc.                                      5,400   57,114       0.0%
#   VT Holdings Co., Ltd.                                         7,500   40,291       0.0%
    Wacoal Holdings Corp.                                        14,000  161,526       0.0%
#   Wacom Co., Ltd.                                              14,000   42,246       0.0%
    Wakachiku Construction Co., Ltd.                             15,000   22,399       0.0%
    Wakita & Co., Ltd.                                            3,600   30,696       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                           1,700   41,003       0.0%
    WATAMI Co., Ltd.                                              2,300   24,947       0.0%
    Weathernews, Inc.                                               900   28,086       0.0%
#   Welcia Holdings Co., Ltd.                                     1,065   72,611       0.0%
#   West Holdings Corp.                                           3,200   25,403       0.0%
    Wowow, Inc.                                                   1,000   28,608       0.0%
    Xebio Holdings Co., Ltd.                                      2,700   41,913       0.0%
    Yahagi Construction Co., Ltd.                                 2,300   21,097       0.0%
#   Yahoo Japan Corp.                                            11,800   45,265       0.0%
#   Yakult Honsha Co., Ltd.                                         800   37,299       0.0%
    YAMABIKO Corp.                                                2,400   23,734       0.0%
    Yamada Denki Co., Ltd.                                       45,300  234,155       0.1%
#   Yamagata Bank, Ltd. (The)                                    16,000   69,118       0.0%
    Yamaguchi Financial Group, Inc.                              17,000  187,413       0.1%
#   Yamaichi Electronics Co., Ltd.                                3,000   23,783       0.0%
#   Yamanashi Chuo Bank, Ltd. (The)                              18,000   88,036       0.0%
#   Yamatane Corp.                                                1,400   18,456       0.0%
    Yamato Holdings Co., Ltd.                                     5,100  116,194       0.0%
    Yamato Kogyo Co., Ltd.                                        5,000  140,774       0.0%
    Yamazaki Baking Co., Ltd.                                    11,100  248,884       0.1%
    Yamazen Corp.                                                 4,500   35,883       0.0%
    Yaoko Co., Ltd.                                               2,100   88,176       0.0%
    Yaskawa Electric Corp.                                       13,900  221,759       0.1%
    Yasuda Logistics Corp.                                          600    3,937       0.0%
    Yellow Hat, Ltd.                                              2,000   42,716       0.0%
    Yodogawa Steel Works, Ltd.                                    3,200   87,369       0.0%
    Yokogawa Bridge Holdings Corp.                                3,600   39,552       0.0%
#   Yokogawa Electric Corp.                                      22,300  313,247       0.1%
#   Yokohama Reito Co., Ltd.                                      5,100   51,582       0.0%
    Yokohama Rubber Co., Ltd. (The)                              14,800  256,966       0.1%
    Yondoshi Holdings, Inc.                                       1,300   32,477       0.0%
    Yorozu Corp.                                                  2,100   33,070       0.0%
    Yoshinoya Holdings Co., Ltd.                                    900   13,560       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
JAPAN -- (Continued)
    Yuasa Trading Co., Ltd.                                        1,500 $     35,935       0.0%
    Yumeshin Holdings Co., Ltd.                                    2,600       18,403       0.0%
    Yurtec Corp.                                                   4,000       29,302       0.0%
    Yusen Logistics Co., Ltd.                                      1,400       14,253       0.0%
    Yushiro Chemical Industry Co., Ltd.                            2,000       27,609       0.0%
    Yutaka Giken Co., Ltd.                                           200        3,997       0.0%
    Zenitaka Corp. (The)                                           6,000       19,798       0.0%
    Zenkoku Hosho Co., Ltd.                                        2,900      124,685       0.0%
    Zenrin Co., Ltd.                                               2,300       40,121       0.0%
    Zensho Holdings Co., Ltd.                                      9,400      175,553       0.1%
    Zeon Corp.                                                    24,000      219,242       0.1%
    ZERIA Pharmaceutical Co., Ltd.                                 2,300       38,545       0.0%
    Zojirushi Corp.                                                4,000       55,149       0.0%
    Zuken, Inc.                                                      500        5,118       0.0%
                                                                         ------------      ----
TOTAL JAPAN                                                               122,726,227      22.4%
                                                                         ------------      ----
NETHERLANDS -- (2.4%)
    Aalberts Industries NV                                        12,475      393,980       0.1%
    Accell Group                                                   2,220       55,528       0.0%
    Aegon NV                                                      68,284      295,393       0.1%
    Akzo Nobel NV                                                 19,963    1,289,830       0.2%
#*  Altice NV Class A                                              8,629      159,154       0.0%
*   Altice NV Class B                                              3,103       57,767       0.0%
    AMG Advanced Metallurgical Group NV                            3,771       75,097       0.0%
    Amsterdam Commodities NV                                       2,100       47,444       0.0%
#   APERAM SA                                                      5,781      262,913       0.1%
    Arcadis NV                                                    10,147      133,555       0.0%
    ASM International NV                                           6,745      287,711       0.1%
    ASML Holding NV(B908F01)                                       3,081      325,404       0.1%
    ASML Holding NV(B929F46)                                         886       93,733       0.0%
    BE Semiconductor Industries NV                                 4,999      162,852       0.0%
    Beter Bed Holding NV                                           1,401       25,368       0.0%
    BinckBank NV                                                   7,357       43,657       0.0%
    Boskalis Westminster                                          10,027      323,386       0.1%
    Brunel International NV                                        2,935       47,929       0.0%
    Corbion NV                                                     7,422      171,215       0.0%
    Delta Lloyd NV                                                44,004      265,843       0.1%
*   Fugro NV                                                       6,233      111,460       0.0%
    Gemalto NV(B011JK4)                                            1,058       57,548       0.0%
    Gemalto NV(B9MS8P5)                                            7,325      397,979       0.1%
    GrandVision NV                                                 2,117       48,482       0.0%
#*  Heijmans NV                                                    1,782       17,063       0.0%
    Hunter Douglas NV                                                 97        5,173       0.0%
    IMCD Group NV                                                  2,054       88,832       0.0%
    ING Groep NV                                                  79,476    1,043,282       0.2%
    ING Groep NV Sponsored ADR                                       924       12,114       0.0%
    KAS Bank NV                                                    1,078        9,774       0.0%
    Kendrion NV                                                    1,490       42,972       0.0%
    Koninklijke Ahold Delhaize NV                                 90,521    2,064,995       0.4%
    Koninklijke Ahold Delhaize NV Sponsored ADR                    2,584       58,863       0.0%
    Koninklijke BAM Groep NV                                      31,322      145,731       0.0%
#   Koninklijke KPN NV                                           252,017      821,764       0.2%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Koninklijke Vopak NV                                          10,451 $   527,488       0.1%
    Nederland Apparatenfabriek                                       310      10,720       0.0%
    NN Group NV                                                   11,620     350,025       0.1%
*   Ordina NV                                                      9,133      24,333       0.0%
    Randstad Holding NV                                           11,580     595,592       0.1%
    Refresco Group NV                                              2,273      33,203       0.0%
    RELX NV                                                       22,194     374,247       0.1%
    RELX NV Sponsored ADR                                          1,443      24,251       0.0%
    SBM Offshore NV                                               25,273     362,778       0.1%
    Sligro Food Group NV                                           2,835     101,481       0.0%
    Telegraaf Media Groep NV                                         752       3,052       0.0%
    TKH Group NV                                                   4,892     188,272       0.0%
*   TomTom NV                                                     16,509     133,501       0.0%
#   Unilever NV(B12T3J1)                                           3,010     125,896       0.0%
    Unilever NV(904784709)                                        20,396     852,961       0.2%
    Van Lanschot NV                                                  566      11,604       0.0%
    Wessanen                                                       8,129      97,129       0.0%
    Wolters Kluwer NV                                             20,759     802,756       0.1%
                                                                         -----------       ---
TOTAL NETHERLANDS                                                         14,063,080       2.6%
                                                                         -----------       ---
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.                                             18,994      25,218       0.0%
    Air New Zealand, Ltd.                                         66,075      91,144       0.0%
    Auckland International Airport, Ltd.                          57,324     269,970       0.1%
    Bay Energy, Ltd.                                               3,203      11,246       0.0%
    Chorus, Ltd.                                                  20,963      54,755       0.0%
    Contact Energy, Ltd.                                          48,151     163,727       0.1%
    EBOS Group, Ltd.                                               3,579      43,606       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                        30,399     192,469       0.1%
    Fletcher Building, Ltd.                                       40,602     300,782       0.1%
    Fonterra Co-operative Group, Ltd.                              3,264      13,768       0.0%
    Freightways, Ltd.                                              8,155      37,254       0.0%
    Genesis Energy, Ltd.                                          26,397      36,993       0.0%
#   Heartland Bank, Ltd.                                          14,481      15,518       0.0%
    Infratil, Ltd.                                                39,735      84,641       0.0%
    Kathmandu Holdings, Ltd.                                       8,507      12,220       0.0%
#   Mainfreight, Ltd.                                              9,715     128,946       0.0%
    Mercury NZ, Ltd.                                              14,712      32,117       0.0%
    Meridian Energy, Ltd.                                         15,516      28,518       0.0%
    Metlifecare, Ltd.                                             17,485      72,239       0.0%
    New Zealand Oil & Gas, Ltd.                                   76,358      28,865       0.0%
    New Zealand Refining Co., Ltd. (The)                           4,942       7,914       0.0%
#   NZME, Ltd.                                                    18,597       8,845       0.0%
    Port of Tauranga, Ltd.                                        19,685      54,880       0.0%
    Restaurant Brands New Zealand, Ltd.                            3,694      13,947       0.0%
    Ryman Healthcare, Ltd.                                        14,109      89,548       0.0%
#   Skellerup Holdings, Ltd.                                      11,366      11,615       0.0%
    SKY Network Television, Ltd.                                  47,578     157,095       0.0%
    Spark New Zealand, Ltd.                                      119,070     311,414       0.1%
    Summerset Group Holdings, Ltd.                                12,634      42,974       0.0%
    Tilt Renewables, Ltd.                                          3,203       5,039       0.0%
    Tourism Holdings, Ltd.                                         7,773      18,004       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
NEW ZEALAND -- (Continued)
    Tower, Ltd.                                                   17,032 $   10,955       0.0%
    Trade Me Group, Ltd.                                          34,995    121,566       0.0%
    Vector, Ltd.                                                  12,512     28,472       0.0%
    Warehouse Group, Ltd. (The)                                    9,073     19,458       0.0%
*   Xero, Ltd.                                                     2,235     28,359       0.0%
    Z Energy, Ltd.                                                 3,804     21,261       0.0%
                                                                         ----------       ---
TOTAL NEW ZEALAND                                                         2,595,342       0.5%
                                                                         ----------       ---
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                                33,517     19,836       0.0%
    AF Gruppen ASA                                                   821     14,507       0.0%
#*  Akastor ASA                                                   13,509     18,624       0.0%
    Aker ASA Class A                                               3,339    123,218       0.0%
*   Aker BP ASA                                                   11,645    186,339       0.1%
*   Aker Solutions ASA                                            16,508     75,718       0.0%
    American Shipping Co. ASA                                      2,375      7,160       0.0%
    Atea ASA                                                      11,061     99,042       0.0%
    Austevoll Seafood ASA                                         11,022     99,374       0.0%
    Bakkafrost P/F                                                 3,647    152,909       0.0%
    Bonheur ASA                                                    1,193      7,686       0.0%
    Borregaard ASA                                                13,473    132,060       0.0%
    BW LPG, Ltd.                                                   8,509     27,450       0.0%
    BW Offshore, Ltd.                                            569,594     23,392       0.0%
    DNB ASA                                                       31,332    452,957       0.1%
#*  DNO ASA                                                       34,782     29,686       0.0%
    Ekornes ASA                                                    2,881     36,252       0.0%
    Entra ASA                                                      3,802     40,753       0.0%
#*  Fred Olsen Energy ASA                                          4,932      8,464       0.0%
#   Frontline, Ltd.                                                5,286     38,726       0.0%
    Gjensidige Forsikring ASA                                      3,708     66,436       0.0%
    Grieg Seafood ASA                                              8,925     78,541       0.0%
*   Hexagon Composites ASA                                         3,890     13,635       0.0%
#   Hoegh LNG Holdings Ltd                                         2,182     22,863       0.0%
*   Kongsberg Automotive ASA                                      69,568     57,423       0.0%
    Kvaerner ASA                                                  23,002     30,177       0.0%
    Leroy Seafood Group ASA                                        1,710     90,407       0.0%
    Marine Harvest ASA                                            10,379    188,342       0.1%
#*  Nordic Semiconductor ASA                                       8,150     32,612       0.0%
    Norsk Hydro ASA                                               63,760    285,054       0.1%
#*  Norske Skogindustrier ASA                                     31,267     11,054       0.0%
#*  Norwegian Air Shuttle ASA                                      2,308     77,830       0.0%
    Norwegian Property ASA                                         7,876     10,265       0.0%
    Ocean Yield ASA                                                5,885     49,139       0.0%
*   Odfjell SE Class A                                               203        664       0.0%
    Olav Thon Eiendomsselskap ASA                                    658     12,937       0.0%
*   Opera Software ASA                                             9,437     66,498       0.0%
    Orkla ASA                                                      7,127     67,296       0.0%
#*  Petroleum Geo-Services ASA                                    24,611     66,066       0.0%
*   Prosafe SE                                                    60,329      2,038       0.0%
    Protector Forsikring ASA                                         871      7,453       0.0%
#*  REC Silicon ASA                                              334,585     41,756       0.0%
    Salmar ASA                                                     3,252    105,533       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
NORWAY -- (Continued)
    Schibsted ASA Class A                                          1,268 $   30,391       0.0%
    Schibsted ASA Class B                                          1,832     41,275       0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                        8,487     18,077       0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                       15,042     31,981       0.0%
*   Solstad Offshore ASA                                             578        934       0.0%
#*  Songa Offshore                                               272,530      6,577       0.0%
    SpareBank 1 SR-Bank ASA                                       19,091    113,787       0.0%
#   Statoil ASA                                                   44,667    729,234       0.2%
    Statoil ASA Sponsored ADR                                      3,101     50,360       0.0%
    Stolt-Nielsen, Ltd.                                            2,560     31,437       0.0%
*   Storebrand ASA                                                39,285    202,048       0.1%
*   Subsea 7 SA                                                   25,335    283,609       0.1%
#   Telenor ASA                                                   10,957    174,269       0.0%
    TGS Nopec Geophysical Co. ASA                                 13,381    270,661       0.1%
    Tomra Systems ASA                                              9,964    108,174       0.0%
    Veidekke ASA                                                   5,525     82,573       0.0%
    XXL ASA                                                          432      5,408       0.0%
    Yara International ASA                                         5,664    200,077       0.1%
                                                                         ----------       ---
TOTAL NORWAY                                                              5,359,044       1.0%
                                                                         ----------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                 17,850     62,198       0.0%
*   Banco BPI SA                                                  56,401     70,014       0.0%
#*  Banco Comercial Portugues SA Class R                          29,215     38,910       0.0%
*   Banco Espirito Santo SA                                      114,362         --       0.0%
    CTT-Correios de Portugal SA                                   11,478     75,947       0.0%
    EDP--Energias de Portugal SA                                  58,343    192,839       0.1%
    EDP Renovaveis SA                                             23,708    179,099       0.0%
    Galp Energia SGPS SA                                          36,078    489,155       0.1%
    Jeronimo Martins SGPS SA                                      10,651    183,017       0.0%
    Mota-Engil SGPS SA                                            17,035     33,258       0.0%
    Navigator Co SA (The)                                         42,396    124,166       0.0%
    NOS SGPS SA                                                   29,437    195,614       0.1%
    REN--Redes Energeticas Nacionais SGPS SA                      17,419     50,901       0.0%
    Semapa-Sociedade de Investimento e Gestao                      1,737     22,294       0.0%
    Sonae SGPS SA                                                 88,773     70,579       0.0%
    Teixeira Duarte SA                                            12,108      2,481       0.0%
                                                                         ----------       ---
TOTAL PORTUGAL                                                            1,790,472       0.3%
                                                                         ----------       ---
SINGAPORE -- (1.0%)
    Accordia Golf Trust                                           32,400     15,268       0.0%
    Ascendas India Trust                                          45,400     34,892       0.0%
*   Boustead Projects, Ltd.                                        2,700      1,406       0.0%
    Boustead Singapore, Ltd.                                      31,600     20,335       0.0%
    Breadtalk Group, Ltd.                                         12,000      8,581       0.0%
    Bukit Sembawang Estates, Ltd.                                  8,400     27,216       0.0%
    CapitaLand, Ltd.                                              69,600    154,367       0.1%
    Centurion Corp., Ltd.                                         37,000      8,892       0.0%
    China Aviation Oil Singapore Corp., Ltd.                      21,900     22,435       0.0%
    Chip Eng Seng Corp., Ltd.                                     30,000     13,880       0.0%
    City Developments, Ltd.                                       10,200     62,105       0.0%
    ComfortDelGro Corp., Ltd.                                     74,600    136,012       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
SINGAPORE -- (Continued)
    CSE Global, Ltd.                                              44,000 $ 12,976       0.0%
#   CWT, Ltd.                                                     22,000   31,237       0.0%
    Dairy Farm International Holdings, Ltd.                        4,300   30,405       0.0%
    DBS Group Holdings, Ltd.                                      37,557  404,816       0.1%
    Del Monte Pacific, Ltd.                                       53,748   13,327       0.0%
    Delfi, Ltd.                                                   26,800   43,191       0.0%
*   Dyna-Mac Holdings, Ltd.                                       42,000    4,093       0.0%
*   Ezion Holdings, Ltd.                                         167,752   35,943       0.0%
#*  Ezra Holdings, Ltd.                                          190,010    5,821       0.0%
    Falcon Energy Group, Ltd.                                     77,000    8,163       0.0%
    First Resources, Ltd.                                         68,800   89,998       0.0%
*   Fragrance Group, Ltd.                                         64,000    7,248       0.0%
    Frasers Centrepoint, Ltd.                                     12,900   13,770       0.0%
*   Gallant Venture, Ltd.                                         52,000    4,804       0.0%
    GL, Ltd.                                                      45,000   25,861       0.0%
    Global Logistic Properties, Ltd.                              52,300   66,549       0.0%
*   Global Premium Hotels, Ltd.                                    5,120    1,087       0.0%
    Golden Agri-Resources, Ltd.                                  438,500  121,083       0.0%
    Great Eastern Holdings, Ltd.                                   1,600   23,508       0.0%
    GuocoLand, Ltd.                                                5,000    6,894       0.0%
*   Halcyon Agri Corp., Ltd.                                      15,213    5,200       0.0%
    Haw Par Corp., Ltd.                                            1,700   10,951       0.0%
    Ho Bee Land, Ltd.                                             17,000   26,034       0.0%
    Hong Fok Corp., Ltd.                                          25,300   11,839       0.0%
    Hongkong Land Holdings, Ltd.                                  10,000   66,963       0.0%
    Hutchison Port Holdings Trust                                344,500  153,030       0.1%
    Hyflux, Ltd.                                                  43,000   14,338       0.0%
    Indofood Agri Resources, Ltd.                                119,900   41,315       0.0%
    Japfa, Ltd.                                                   17,400   11,019       0.0%
    Jardine Cycle & Carriage, Ltd.                                 3,866  117,071       0.0%
    k1 Ventures, Ltd.                                             16,400   11,956       0.0%
    Keppel Corp., Ltd.                                            75,800  286,649       0.1%
    Keppel Infrastructure Trust                                   62,725   22,742       0.0%
    Lian Beng Group, Ltd.                                         48,000   15,682       0.0%
    M1, Ltd.                                                      15,000   22,006       0.0%
    Metro Holdings, Ltd.                                          42,200   29,675       0.0%
    Midas Holdings, Ltd.                                         112,000   17,336       0.0%
*   Nam Cheong, Ltd.                                             118,000    4,817       0.0%
#*  Noble Group, Ltd.                                            461,800   54,909       0.0%
    OUE, Ltd.                                                     42,500   51,725       0.0%
    Oversea-Chinese Banking Corp., Ltd.                          107,660  655,879       0.1%
    Oxley Holdings, Ltd.                                          35,000   11,686       0.0%
    Pan-United Corp., Ltd.                                        16,800    6,987       0.0%
    Penguin International, Ltd.                                   28,666    5,111       0.0%
    QAF, Ltd.                                                     29,082   25,852       0.0%
*   Raffles Education Corp., Ltd.                                103,000   13,939       0.0%
    Rotary Engineering, Ltd.                                      10,000    2,729       0.0%
    SATS, Ltd.                                                    37,000  128,718       0.0%
    SembCorp Industries, Ltd.                                     79,800  144,503       0.1%
#   SembCorp Marine, Ltd.                                         62,600   58,045       0.0%
    Sheng Siong Group, Ltd.                                       39,000   29,296       0.0%
    Sinarmas Land, Ltd.                                          116,000   40,028       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SINGAPORE -- (Continued)
    Singapore Airlines, Ltd.                                      38,500 $  280,162       0.1%
    Singapore Exchange, Ltd.                                      13,000     66,235       0.0%
    Singapore Post, Ltd.                                          71,600     82,269       0.0%
    Singapore Press Holdings, Ltd.                                31,500     84,180       0.0%
    Singapore Telecommunications, Ltd.(B02PY00)                    5,000     14,007       0.0%
    Singapore Telecommunications, Ltd.(B02PY22)                  103,300    287,889       0.1%
#   Sino Grandness Food Industry Group, Ltd.                      46,000     11,243       0.0%
    Stamford Land Corp., Ltd.                                     35,000     11,440       0.0%
    StarHub, Ltd.                                                 30,800     74,765       0.0%
    Sunningdale Tech, Ltd.                                        26,600     20,161       0.0%
    Super Group, Ltd.                                             34,000     23,705       0.0%
*   Swiber Holdings, Ltd.                                         23,999      1,880       0.0%
*   Tat Hong Holdings, Ltd.                                       50,600     16,010       0.0%
    Tuan Sing Holdings, Ltd.                                     103,000     21,082       0.0%
    UMS Holdings, Ltd.                                            22,000      9,793       0.0%
    United Engineers, Ltd.                                        49,500     92,112       0.0%
    United Industrial Corp., Ltd.                                  7,000     13,692       0.0%
    United Overseas Bank, Ltd.                                    27,426    369,994       0.1%
    UOB-Kay Hian Holdings, Ltd.                                    4,000      3,805       0.0%
    UOL Group, Ltd.                                               35,351    143,779       0.0%
#*  Vard Holdings, Ltd.                                           60,000      7,993       0.0%
    Venture Corp., Ltd.                                           26,800    183,076       0.1%
    Vibrant Group, Ltd.                                           65,537     16,942       0.0%
    Wee Hur Holdings, Ltd.                                        81,000     13,640       0.0%
    Wheelock Properties Singapore, Ltd.                            9,300      9,969       0.0%
    Wilmar International, Ltd.                                    32,000     75,972       0.0%
    Wing Tai Holdings, Ltd.                                       58,700     71,516       0.0%
*   Yongnam Holdings, Ltd.                                        39,750      5,722       0.0%
                                                                         ----------       ---
TOTAL SINGAPORE                                                           5,567,226       1.0%
                                                                         ----------       ---
SPAIN -- (2.9%)
#   Abertis Infraestructuras SA                                   20,798    308,280       0.1%
    Acciona SA                                                     4,591    348,885       0.1%
    Acerinox SA                                                   14,530    178,803       0.0%
    ACS Actividades de Construccion y Servicios SA                17,069    522,115       0.1%
    Adveo Group International SA                                      65        238       0.0%
    Aena SA                                                        1,676    245,594       0.1%
    Almirall SA                                                    8,069    115,993       0.0%
    Amadeus IT Group SA                                           13,419    631,549       0.1%
    Applus Services SA                                             7,935     76,136       0.0%
    Atresmedia Corp de Medios de Comunicacion SA                   6,825     70,124       0.0%
    Banco Bilbao Vizcaya Argentaria SA                           186,843  1,345,022       0.3%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               2,510     18,100       0.0%
    Banco de Sabadell SA                                         423,371    565,297       0.1%
    Banco Popular Espanol SA                                     143,131    156,605       0.0%
    Banco Santander SA                                           456,641  2,237,553       0.4%
    Bankia SA                                                    277,134    243,477       0.1%
    Bankinter SA                                                  60,199    460,123       0.1%
#   Bolsas y Mercados Espanoles SHMSF SA                           7,169    216,663       0.0%
    CaixaBank SA                                                  95,151    287,109       0.1%
    Cellnex Telecom SA                                             1,218     19,974       0.0%
*   Cementos Portland Valderrivas SA                                 950      6,509       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SPAIN -- (Continued)
    Cia de Distribucion Integral Logista Holdings SA               1,937 $    42,956       0.0%
    Cie Automotive SA                                              6,579     135,441       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                    177      66,591       0.0%
    Distribuidora Internacional de Alimentacion SA                56,634     302,487       0.1%
    Duro Felguera SA                                               4,050       4,928       0.0%
    Ebro Foods SA                                                  7,228     155,869       0.0%
    Elecnor SA                                                     1,420      14,053       0.0%
    Enagas SA                                                     19,021     545,236       0.1%
    Ence Energia y Celulosa SA                                    17,819      38,833       0.0%
    Endesa SA                                                     11,727     248,913       0.1%
*   Ercros SA                                                     15,303      35,084       0.0%
    Faes Farma SA                                                 25,617      94,043       0.0%
    Ferrovial SA                                                  16,171     314,168       0.1%
#   Fluidra SA                                                     2,916      13,941       0.0%
    Gamesa Corp. Tecnologica SA                                   21,617     499,102       0.1%
    Gas Natural SDG SA                                            23,915     470,750       0.1%
    Grupo Catalana Occidente SA                                    3,591     113,085       0.0%
    Iberdrola SA                                                 152,110   1,035,179       0.2%
*   Indra Sistemas SA                                              5,559      68,746       0.0%
    Industria de Diseno Textil SA                                 10,392     362,602       0.1%
    Inmobiliaria Colonial SA                                      12,925      91,143       0.0%
    Laboratorios Farmaceuticos Rovi SA                                13         176       0.0%
*   Liberbank SA                                                  17,680      17,536       0.0%
    Mapfre SA                                                    117,421     348,321       0.1%
    Mediaset Espana Comunicacion SA                               17,968     200,509       0.0%
    Melia Hotels International SA                                  5,483      67,698       0.0%
*   NH Hotel Group SA                                             14,565      64,266       0.0%
    Obrascon Huarte Lain SA                                       15,732      63,057       0.0%
    Papeles y Cartones de Europa SA                                6,990      36,462       0.0%
*   Pharma Mar SA                                                  7,549      20,381       0.0%
*   Promotora de Informaciones SA Class A                          3,939      27,291       0.0%
    Prosegur Cia de Seguridad SA                                  31,891     231,248       0.0%
*   Realia Business SA                                            19,186      18,555       0.0%
    Red Electrica Corp. SA                                        19,246     400,942       0.1%
    Repsol SA                                                     41,985     586,210       0.1%
    Sacyr SA                                                      42,178      96,163       0.0%
    Tecnicas Reunidas SA                                           3,693     138,178       0.0%
    Telefonica SA                                                 94,123     956,346       0.2%
    Telefonica SA Sponsored ADR                                    2,080      21,091       0.0%
    Tubacex SA                                                     6,641      19,747       0.0%
*   Tubos Reunidos SA                                              7,475       6,957       0.0%
    Vidrala SA                                                     2,114     120,784       0.0%
    Viscofan SA                                                    5,085     239,410       0.0%
    Zardoya Otis SA                                               13,717     115,522       0.0%
                                                                         -----------       ---
TOTAL SPAIN                                                               16,504,149       3.0%
                                                                         -----------       ---
SWEDEN -- (2.6%)
    AAK AB                                                         2,268     149,768       0.0%
    Acando AB                                                     15,009      38,431       0.0%
*   AddLife AB                                                     1,213      18,743       0.0%
    AddTech AB Class B                                             5,275      75,031       0.0%
    AF AB Class B                                                  4,591      84,022       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWEDEN -- (Continued)
    Alfa Laval AB                                                10,837 $155,475       0.0%
    Assa Abloy AB Class B                                        22,536  409,557       0.1%
    Atrium Ljungberg AB Class B                                   2,696   41,883       0.0%
    Avanza Bank Holding AB                                        1,808   68,347       0.0%
    Axfood AB                                                     6,708  104,832       0.0%
    B&B Tools AB Class B                                          2,710   60,343       0.0%
    Beijer Alma AB                                                2,417   55,834       0.0%
    Bilia AB Class A                                              6,875  163,926       0.0%
    BillerudKorsnas AB                                           23,937  393,080       0.1%
    BioGaia AB Class B                                              926   28,303       0.0%
    Boliden AB                                                   30,871  715,480       0.1%
*   Bonava AB                                                       374    4,528       0.0%
*   Bonava AB Class B                                             6,486   80,139       0.0%
    Bulten AB                                                     2,126   21,261       0.0%
    Bure Equity AB                                                6,723   73,662       0.0%
    Byggmax Group AB                                              7,731   50,925       0.0%
    Castellum AB                                                 16,246  220,133       0.1%
    Clas Ohlson AB Class B                                        6,230   87,951       0.0%
    Cloetta AB Class B                                           20,574   72,898       0.0%
    Com Hem Holding AB                                            9,508   85,562       0.0%
    Concentric AB                                                 9,782  116,334       0.0%
    Dios Fastigheter AB                                           6,382   42,500       0.0%
*   Doro AB                                                       2,536   16,150       0.0%
    Duni AB                                                       4,409   58,648       0.0%
    Electrolux AB Series B                                       10,383  245,748       0.1%
    Elekta AB Class B                                            14,944  129,569       0.0%
    Enea AB                                                       2,198   19,700       0.0%
    Fabege AB                                                     9,332  157,612       0.0%
    Fagerhult AB                                                    775   19,744       0.0%
*   Fastighets AB Balder Class B                                  3,678   83,540       0.0%
#*  Fingerprint Cards AB Class B                                 19,879  192,521       0.1%
    Getinge AB Class B                                           12,083  197,865       0.1%
    Granges AB                                                    5,376   52,241       0.0%
    Gunnebo AB                                                    3,716   17,224       0.0%
    Haldex AB                                                     5,611   72,275       0.0%
    Hemfosa Fastigheter AB                                        9,766   91,823       0.0%
    Hennes & Mauritz AB Class B                                  13,520  380,218       0.1%
    Hexagon AB Class B                                            5,049  176,675       0.1%
    Hexpol AB                                                    21,350  175,459       0.0%
    HIQ International AB                                          5,035   31,341       0.0%
    Holmen AB Class B                                             6,683  228,664       0.1%
    Hufvudstaden AB Class A                                       5,938   91,905       0.0%
    Husqvarna AB Class A                                          3,743   28,092       0.0%
#   Husqvarna AB Class B                                         42,784  321,658       0.1%
#   ICA Gruppen AB                                                3,953  122,720       0.0%
    Indutrade AB                                                 10,578  196,755       0.1%
#   Intrum Justitia AB                                            6,932  213,731       0.1%
    Inwido AB                                                     4,496   49,132       0.0%
#   ITAB Shop Concept AB Class B                                    846    6,569       0.0%
    JM AB                                                         9,597  276,291       0.1%
    KappAhl AB                                                    7,240   37,753       0.0%
*   Karolinska Development AB Class B                             2,570    1,566       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWEDEN -- (Continued)
    Klovern AB Class B                                           36,412 $ 38,411       0.0%
    KNOW IT AB                                                    1,527   13,657       0.0%
    Kungsleden AB                                                14,455   91,143       0.0%
    Lagercrantz Group AB Class B                                  3,867   35,517       0.0%
    Lifco AB Class B                                              1,029   26,036       0.0%
    Lindab International AB                                       8,854   75,821       0.0%
    Loomis AB Class B                                             9,100  258,670       0.1%
*   Lundin Petroleum AB                                           5,054   90,847       0.0%
*   Medivir AB Class B                                            2,235   16,389       0.0%
#   Mekonomen AB                                                  2,474   43,981       0.0%
    Millicom International Cellular SA                            3,588  157,645       0.0%
    Modern Times Group MTG AB Class B                             5,356  144,149       0.0%
    MQ Holding AB                                                 4,787   18,003       0.0%
    Mycronic AB                                                   9,725  101,507       0.0%
    NCC AB Class B                                                7,964  202,381       0.1%
#*  Net Insight AB Class B                                       41,405   30,906       0.0%
    New Wave Group AB Class B                                     4,131   22,869       0.0%
    Nibe Industrier AB Class B                                   23,396  174,025       0.0%
    Nobia AB                                                     19,935  173,756       0.0%
    Nolato AB Class B                                             3,468   99,439       0.0%
    Nordea Bank AB                                               64,466  677,481       0.1%
    Nordnet AB Class B                                            5,225   21,461       0.0%
    OEM International AB Class B                                    160    2,455       0.0%
    Peab AB                                                      20,246  171,707       0.0%
    Pricer AB Class B                                            19,106   20,018       0.0%
    Proact IT Group AB                                              795   12,269       0.0%
    Ratos AB Class B                                             23,927   98,335       0.0%
    RaySearch Laboratories AB                                       965   21,345       0.0%
    Rezidor Hotel Group AB                                        8,921   36,400       0.0%
    Sagax AB Class B                                              1,961   17,304       0.0%
    Sandvik AB                                                   39,730  451,389       0.1%
#*  SAS AB                                                       23,872   40,427       0.0%
    Scandi Standard AB                                            5,604   39,205       0.0%
    Sectra AB Class B                                             2,309   35,662       0.0%
    Securitas AB Class B                                         19,906  307,227       0.1%
    Semcon AB                                                     1,792    9,274       0.0%
    Skandinaviska Enskilda Banken AB Class A                     30,135  303,953       0.1%
    Skanska AB Class B                                           12,424  269,807       0.1%
    SkiStar AB                                                    1,784   27,427       0.0%
#*  SSAB AB Class A(B17H0S8)                                     28,159   89,312       0.0%
#*  SSAB AB Class A(BPRBWK4)                                      2,180    6,934       0.0%
*   SSAB AB Class B(B17H3F6)                                     62,499  165,881       0.0%
*   SSAB AB Class B(BPRBWM6)                                     12,326   32,747       0.0%
    Svenska Cellulosa AB SCA Class A                              1,061   30,061       0.0%
    Svenska Cellulosa AB SCA Class B                             22,167  627,832       0.1%
    Svenska Handelsbanken AB Class A                             31,732  432,606       0.1%
    Svenska Handelsbanken AB Class B                              1,524   20,470       0.0%
    Sweco AB Class B                                              4,541   91,102       0.0%
    Swedbank AB Class A                                          18,377  430,007       0.1%
*   Swedish Orphan Biovitrum AB                                   6,693   68,523       0.0%
    Systemair AB                                                    168    2,159       0.0%
    Tele2 AB Class B                                             31,209  257,709       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWEDEN -- (Continued)
#   Telia Co AB                                                  140,557 $   561,504       0.1%
    Thule Group AB (The)                                             980      15,128       0.0%
    Trelleborg AB Class B                                         25,415     443,616       0.1%
#   Victoria Park AB Class B                                       9,440      23,317       0.0%
    Wallenstam AB Class B                                         13,930     107,298       0.0%
    Wihlborgs Fastigheter AB                                       5,650     109,510       0.0%
                                                                         -----------       ---
TOTAL SWEDEN                                                              15,006,151       2.7%
                                                                         -----------       ---
SWITZERLAND -- (4.8%)
    ABB, Ltd.                                                     73,046   1,506,969       0.3%
    ABB, Ltd. Sponsored ADR                                        6,352     131,169       0.0%
    Actelion, Ltd.                                                 3,078     444,758       0.1%
    Adecco Group AG                                               10,280     610,426       0.1%
#*  AFG Arbonia-Forster Holding AG                                 3,998      59,985       0.0%
    Allreal Holding AG                                             1,581     232,681       0.1%
*   Alpiq Holding AG                                                 542      50,334       0.0%
#   ams AG                                                         9,419     263,742       0.1%
    APG SGA SA                                                        94      39,283       0.0%
    Aryzta AG                                                      8,514     374,117       0.1%
    Ascom Holding AG                                               6,311     108,069       0.0%
    Autoneum Holding AG                                              518     137,072       0.0%
    Bachem Holding AG Class B                                        401      35,715       0.0%
    Baloise Holding AG                                             6,088     749,004       0.1%
    Bank Coop AG                                                     318      13,467       0.0%
    Banque Cantonale de Geneve                                        57      16,846       0.0%
    Banque Cantonale Vaudoise                                        435     273,284       0.1%
    Basler Kantonalbank                                              117       7,918       0.0%
    Belimo Holding AG                                                 42     128,228       0.0%
    Bell AG                                                          130      55,622       0.0%
    Bellevue Group AG                                                604       9,072       0.0%
#   Berner Kantonalbank AG                                           283      51,375       0.0%
#   BKW AG                                                         1,274      59,273       0.0%
    Bobst Group SA                                                   987      54,322       0.0%
    Bossard Holding AG Class A                                     1,313     187,048       0.0%
    Bucher Industries AG                                             804     178,613       0.0%
    Burckhardt Compression Holding AG                                339      98,281       0.0%
    Burkhalter Holding AG                                            390      49,943       0.0%
    Calida Holding AG                                                368      12,797       0.0%
    Carlo Gavazzi Holding AG                                          35       8,638       0.0%
    Cembra Money Bank AG                                           3,017     230,597       0.1%
    Cham Paper Holding AG                                              3         955       0.0%
#*  Charles Voegele Holding AG                                     1,259       8,025       0.0%
    Cie Financiere Richemont SA                                   18,138   1,166,090       0.2%
    Cie Financiere Tradition SA                                      367      29,078       0.0%
    Clariant AG                                                   36,295     601,025       0.1%
    Coltene Holding AG                                               595      42,435       0.0%
    Conzzeta AG                                                       57      39,371       0.0%
    COSMO Pharmaceuticals NV                                         170      24,695       0.0%
    Credit Suisse Group AG                                         8,183     114,176       0.0%
    Credit Suisse Group AG Sponsored ADR                          81,256   1,129,459       0.2%
    Daetwyler Holding AG                                           1,176     161,100       0.0%
    DKSH Holding AG                                                4,027     279,099       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWITZERLAND -- (Continued)
    dorma+kaba Holding AG Class B                                   277 $192,483       0.0%
*   Dufry AG                                                      2,768  336,748       0.1%
    EFG International AG                                          5,422   29,226       0.0%
    Emmi AG                                                         304  179,582       0.0%
    EMS-Chemie Holding AG                                           318  159,619       0.0%
    Energiedienst Holding AG                                        346    8,951       0.0%
    Feintool International Holding AG                               276   32,116       0.0%
    Flughafen Zuerich AG                                          2,455  451,288       0.1%
    Forbo Holding AG                                                138  175,919       0.0%
    Galenica AG                                                     427  428,117       0.1%
    GAM Holding AG                                               16,315  158,036       0.0%
*   Gategroup Holding AG                                          4,602  242,103       0.1%
    Geberit AG                                                    1,177  497,600       0.1%
    Georg Fischer AG                                                606  537,277       0.1%
    Givaudan SA                                                     294  568,616       0.1%
    Gurit Holding AG                                                 46   38,933       0.0%
    Helvetia Holding AG                                             774  402,684       0.1%
    HOCHDORF Holding AG                                              63   17,524       0.0%
    Huber & Suhner AG                                             1,153   67,138       0.0%
    Implenia AG                                                   1,595  106,825       0.0%
    Inficon Holding AG                                              304  109,171       0.0%
    Interroll Holding AG                                             89   97,145       0.0%
    Intershop Holding AG                                            103   52,601       0.0%
    Julius Baer Group, Ltd.                                      17,411  704,825       0.1%
    Kardex AG                                                     1,084   92,812       0.0%
    Komax Holding AG                                                476  114,628       0.0%
    Kudelski SA                                                   5,386   92,859       0.0%
    Kuehne + Nagel International AG                               1,563  211,852       0.1%
    LEM Holding SA                                                   41   45,753       0.0%
    Liechtensteinische Landesbank AG                              1,066   43,090       0.0%
#   Logitech International SA(H50430232)                          9,093  220,505       0.1%
#   Logitech International SA(B18ZRK2)                            5,413  130,921       0.0%
    Luzerner Kantonalbank AG                                        324  125,902       0.0%
    MCH Group AG                                                     97    6,520       0.0%
    Metall Zug AG                                                    21   67,481       0.0%
#*  Meyer Burger Technology AG                                    9,014   29,454       0.0%
    Mobilezone Holding AG                                         1,960   29,123       0.0%
    Mobimo Holding AG                                               834  200,675       0.0%
#   OC Oerlikon Corp. AG                                         23,256  218,629       0.1%
*   Orascom Development Holding AG                                1,275    7,642       0.0%
    Orell Fuessli Holding AG                                         12    1,458       0.0%
    Orior AG                                                        610   49,317       0.0%
    Partners Group Holding AG                                       732  370,568       0.1%
    Phoenix Mecano AG                                                35   17,911       0.0%
    Plazza AG                                                        40    9,511       0.0%
#   PSP Swiss Property AG                                         3,502  313,354       0.1%
    Rieter Holding AG                                               450   85,459       0.0%
    Romande Energie Holding SA                                        3    3,691       0.0%
    Schaffner Holding AG                                             96   22,842       0.0%
*   Schmolz + Bickenbach AG                                      51,419   33,724       0.0%
    Schweiter Technologies AG                                       131  141,142       0.0%
    SFS Group AG                                                    136   10,246       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWITZERLAND -- (Continued)
    SGS SA                                                           174 $   352,192       0.1%
    Sika AG                                                          157     754,614       0.2%
    Sonova Holding AG                                              3,975     533,098       0.1%
    St Galler Kantonalbank AG                                        191      71,692       0.0%
    Straumann Holding AG                                             676     253,629       0.1%
    Sulzer AG                                                      2,017     198,636       0.0%
    Sunrise Communications Group AG                                2,070     141,433       0.0%
#   Swatch Group AG (The)(7184725)                                 1,271     382,262       0.1%
    Swatch Group AG (The)(7184736)                                 2,559     147,521       0.0%
    Swiss Life Holding AG                                          3,044     805,542       0.2%
    Swiss Prime Site AG                                            4,533     375,963       0.1%
    Swiss Re AG                                                   10,442     969,140       0.2%
    Swisscom AG                                                      950     434,267       0.1%
    Swissquote Group Holding SA                                      748      21,258       0.0%
    Syngenta AG                                                    3,528   1,411,785       0.3%
    Tamedia AG                                                       246      40,172       0.0%
    Temenos Group AG                                               5,716     369,148       0.1%
    u-blox Holding AG                                                460      86,952       0.0%
*   UBS Group AG(H42097107)                                       60,036     844,706       0.2%
    UBS Group AG(BRJL176)                                          1,185      16,753       0.0%
    Valiant Holding AG                                             1,890     179,187       0.0%
    Valora Holding AG                                                431     125,233       0.0%
    Vaudoise Assurances Holding SA                                   120      58,360       0.0%
    Vetropack Holding AG                                              16      26,245       0.0%
    Vontobel Holding AG                                            2,788     136,520       0.0%
    VP Bank AG                                                       236      23,167       0.0%
    VZ Holding AG                                                    149      44,075       0.0%
    Walliser Kantonalbank                                             10         758       0.0%
    Walter Meier AG                                                   85       3,090       0.0%
    Ypsomed Holding AG                                               205      39,143       0.0%
*   Zehnder Group AG                                               1,200      49,865       0.0%
    Zug Estates Holding AG Class B                                    17      28,403       0.0%
    Zuger Kantonalbank AG                                              9      44,978       0.0%
    Zurich Insurance Group AG                                      3,183     833,171       0.2%
                                                                         -----------       ---
TOTAL SWITZERLAND                                                         27,868,710       5.1%
                                                                         -----------       ---
UNITED KINGDOM -- (16.5%)
    3i Group P.L.C.                                               45,299     371,325       0.1%
    A.G. Barr P.L.C.                                              13,668      78,792       0.0%
    AA P.L.C.                                                     16,731      52,329       0.0%
    Aberdeen Asset Management P.L.C.                             127,873     500,192       0.1%
    Acacia Mining P.L.C.                                          23,015     146,124       0.0%
    Acal P.L.C.                                                    2,600       7,341       0.0%
    Admiral Group P.L.C.                                          13,133     307,695       0.1%
#*  Afren P.L.C.                                                  38,660          --       0.0%
    Aggreko P.L.C.                                                29,448     287,933       0.1%
    Amec Foster Wheeler P.L.C.                                    40,909     223,196       0.0%
*   Anglo American P.L.C.                                         49,061     680,928       0.1%
    Anglo Pacific Group P.L.C.                                    20,199      30,493       0.0%
#   Antofagasta P.L.C.                                            41,551     276,358       0.1%
    Arrow Global Group P.L.C.                                      6,275      22,973       0.0%
    Ashmore Group P.L.C.                                          31,150     133,775       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Ashtead Group P.L.C.                                          49,049 $  764,258       0.1%
    Associated British Foods P.L.C.                                3,790    114,000       0.0%
    Auto Trader Group P.L.C.                                      12,479     57,172       0.0%
    AVEVA Group P.L.C.                                             6,407    144,258       0.0%
    Aviva P.L.C.                                                  44,557    241,444       0.1%
#   Aviva P.L.C. Sponsored ADR                                    74,275    811,083       0.2%
    Avon Rubber P.L.C.                                             2,375     28,820       0.0%
    B&M European Value Retail SA                                  20,328     58,361       0.0%
    Balfour Beatty P.L.C.                                         67,741    224,596       0.1%
    Barclays P.L.C. Sponsored ADR                                100,158    923,457       0.2%
    Barratt Developments P.L.C.                                  103,716    575,150       0.1%
    BBA Aviation P.L.C.                                           98,199    310,509       0.1%
    Beazley P.L.C.                                                60,474    269,265       0.1%
    Bellway P.L.C.                                                17,459    505,232       0.1%
    Berendsen P.L.C.                                              28,023    330,701       0.1%
    Berkeley Group Holdings P.L.C.                                18,064    520,991       0.1%
    BGEO Group P.L.C.                                              3,049    110,164       0.0%
    BHP Billiton P.L.C. ADR                                       48,655  1,471,327       0.3%
    Bloomsbury Publishing P.L.C.                                     364        675       0.0%
    Bodycote P.L.C.                                               26,121    189,309       0.0%
    Bovis Homes Group P.L.C.                                      15,498    143,492       0.0%
    BP P.L.C.                                                    400,088  2,365,202       0.4%
    BP P.L.C. Sponsored ADR                                       61,210  2,176,011       0.4%
    Braemar Shipping Services P.L.C.                                 266      1,026       0.0%
    Brammer P.L.C.                                                18,962     24,182       0.0%
    Brewin Dolphin Holdings P.L.C.                                44,575    141,814       0.0%
    Britvic P.L.C.                                                24,320    165,005       0.0%
    BT Group P.L.C.                                              177,424    814,383       0.2%
    BT Group P.L.C. Sponsored ADR                                  1,608     37,209       0.0%
*   BTG P.L.C.                                                    21,676    174,426       0.0%
    Bunzl P.L.C.                                                  10,423    279,830       0.1%
    Burberry Group P.L.C.                                         31,082    560,566       0.1%
*   Cairn Energy P.L.C.                                           70,678    175,717       0.0%
    Cape P.L.C.                                                   19,349     49,226       0.0%
    Capita P.L.C.                                                 20,595    147,417       0.0%
    Capital & Counties Properties P.L.C.                          56,128    197,926       0.0%
    Card Factory P.L.C.                                           19,617     60,961       0.0%
    Carillion P.L.C.                                              52,504    160,895       0.0%
    Carnival P.L.C. ADR                                            5,689    278,021       0.1%
*   Carpetright P.L.C.                                               246        591       0.0%
    Centamin P.L.C.                                              161,589    312,980       0.1%
    Centrica P.L.C.                                              223,657    585,815       0.1%
    Chesnara P.L.C.                                                4,234     16,496       0.0%
    Cineworld Group P.L.C.                                        26,025    171,853       0.0%
    Clarkson P.L.C.                                                  750     17,865       0.0%
    Close Brothers Group P.L.C.                                   20,334    329,968       0.1%
    Cobham P.L.C.                                                213,213    372,003       0.1%
    Coca-Cola HBC AG                                              13,883    299,594       0.1%
    Communisis P.L.C.                                             19,147      8,437       0.0%
    Compass Group P.L.C.                                          23,331    422,161       0.1%
    Computacenter P.L.C.                                           9,675     85,985       0.0%
    Connect Group P.L.C.                                          18,166     30,480       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Consort Medical P.L.C.                                         2,681 $   37,485       0.0%
    Costain Group P.L.C.                                          13,037     59,052       0.0%
    Cranswick P.L.C.                                               4,006    103,837       0.0%
    Crest Nicholson Holdings P.L.C.                               19,826     98,537       0.0%
    Croda International P.L.C.                                     9,413    402,541       0.1%
*   CYBG P.L.C.                                                   12,385     40,437       0.0%
    Daejan Holdings P.L.C.                                           554     36,898       0.0%
    Daily Mail & General Trust P.L.C. Class A                     28,747    263,858       0.1%
    Dairy Crest Group P.L.C.                                      19,989    149,179       0.0%
    DCC P.L.C.                                                     5,065    412,086       0.1%
    De La Rue P.L.C.                                              12,322     86,301       0.0%
    Debenhams P.L.C.                                             140,138     92,036       0.0%
    Dechra Pharmaceuticals P.L.C.                                  8,908    146,596       0.0%
    Devro P.L.C.                                                  29,151     81,020       0.0%
#*  Dialight P.L.C.                                                2,572     22,007       0.0%
    Dignity P.L.C.                                                 4,226    137,056       0.0%
    Diploma P.L.C.                                                16,045    183,872       0.0%
    Direct Line Insurance Group P.L.C.                           168,714    713,756       0.1%
    Dixons Carphone P.L.C.                                        87,877    337,851       0.1%
    Domino's Pizza Group P.L.C.                                   48,143    200,173       0.0%
    Drax Group P.L.C.                                             29,812    115,510       0.0%
    DS Smith P.L.C.                                               98,264    479,154       0.1%
    Dunelm Group P.L.C.                                            9,332     86,425       0.0%
    E2V Technologies P.L.C.                                       10,701     28,333       0.0%
    easyJet P.L.C.                                                17,979    206,175       0.0%
    Electrocomponents P.L.C.                                      61,471    280,042       0.1%
    Elementis P.L.C.                                              60,159    175,452       0.0%
#*  EnQuest P.L.C.(B635TG2)                                       98,787     32,568       0.0%
    EnQuest P.L.C.(BYM5538)                                       43,904      2,150       0.0%
    esure Group P.L.C.                                            25,761     85,601       0.0%
    Euromoney Institutional Investor P.L.C.                        3,971     50,625       0.0%
*   Evraz P.L.C.                                                  44,279    111,016       0.0%
    Experian P.L.C.                                               29,939    575,563       0.1%
    Fenner P.L.C.                                                 26,781     71,772       0.0%
*   Ferrexpo P.L.C.                                               28,992     35,685       0.0%
    Fidessa Group P.L.C.                                           4,123    123,984       0.0%
*   Findel P.L.C.                                                  3,077      7,978       0.0%
*   Firstgroup P.L.C.                                             81,254    108,835       0.0%
    Foxtons Group P.L.C.                                           9,100     11,920       0.0%
    Fresnillo P.L.C.                                              10,219    205,598       0.0%
    G4S P.L.C.                                                   196,923    528,959       0.1%
    Galliford Try P.L.C.                                           8,548    128,144       0.0%
    Gem Diamonds, Ltd.                                            15,725     22,356       0.0%
    Genus P.L.C.                                                   5,542    127,286       0.0%
    GKN P.L.C.                                                   206,872    806,764       0.2%
*   Glencore P.L.C.                                              362,503  1,109,660       0.2%
    Go-Ahead Group P.L.C.                                          3,949    100,159       0.0%
    Grafton Group P.L.C.                                          27,545    167,308       0.0%
    Grainger P.L.C.                                               29,048     78,637       0.0%
    Greencore Group P.L.C.                                        56,931    229,739       0.1%
    Greggs P.L.C.                                                 14,923    174,429       0.0%
    Halfords Group P.L.C.                                         27,607    114,770       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Halma P.L.C.                                                  39,042 $  499,812       0.1%
    Hargreaves Lansdown P.L.C.                                     6,857     97,209       0.0%
    Hays P.L.C.                                                  175,355    292,886       0.1%
    Headlam Group P.L.C.                                           2,088     12,590       0.0%
    Helical P.L.C.                                                11,457     37,082       0.0%
    Henderson Group P.L.C.                                       111,068    314,251       0.1%
    Henry Boot P.L.C.                                              3,282      7,868       0.0%
    Hill & Smith Holdings P.L.C.                                   9,793    120,480       0.0%
    Hiscox, Ltd.                                                  32,479    405,557       0.1%
    Hochschild Mining P.L.C.                                      15,460     50,397       0.0%
    HomeServe P.L.C.                                              37,800    282,215       0.1%
    Howden Joinery Group P.L.C.                                   60,309    276,164       0.1%
    HSBC Holdings P.L.C. Sponsored ADR                           106,128  3,993,597       0.7%
    Hunting P.L.C.                                                16,094     98,908       0.0%
    ICAP P.L.C.                                                   42,472    251,836       0.1%
    IG Group Holdings P.L.C.                                      49,707    501,951       0.1%
*   Imagination Technologies Group P.L.C.                         19,547     54,055       0.0%
    IMI P.L.C.                                                    35,521    431,459       0.1%
    Inchcape P.L.C.                                               54,457    432,972       0.1%
    Indivior P.L.C.                                               34,986    134,370       0.0%
    Informa P.L.C.                                                74,117    609,768       0.1%
    Inmarsat P.L.C.                                               53,860    462,014       0.1%
    InterContinental Hotels Group P.L.C.                           5,397    209,234       0.0%
#   InterContinental Hotels Group P.L.C. ADR                       7,710    304,160       0.1%
    Intermediate Capital Group P.L.C.                              6,273     46,467       0.0%
    International Consolidated Airlines Group SA                  73,944    392,114       0.1%
    Interserve P.L.C.                                             16,368     68,002       0.0%
    Intertek Group P.L.C.                                         11,109    463,491       0.1%
    Investec P.L.C.                                               67,872    421,227       0.1%
*   IP Group P.L.C.                                               35,664     65,763       0.0%
    ITE Group P.L.C.                                              50,560     89,529       0.0%
    ITV P.L.C.                                                   143,823    299,835       0.1%
    J Sainsbury P.L.C.                                           178,296    546,663       0.1%
    James Fisher & Sons P.L.C.                                     6,807    134,704       0.0%
    Jardine Lloyd Thompson Group P.L.C.                           18,475    232,710       0.1%
    JD Sports Fashion P.L.C.                                      11,098    206,338       0.0%
    John Menzies P.L.C.                                           12,719     77,383       0.0%
    John Wood Group P.L.C.                                        34,524    324,497       0.1%
    Johnson Matthey P.L.C.                                        17,671    736,579       0.1%
    JRP Group P.L.C.                                               1,121      1,658       0.0%
    Jupiter Fund Management P.L.C.                                56,020    295,370       0.1%
*   KAZ Minerals P.L.C.                                           38,944    136,031       0.0%
    KCOM Group P.L.C.                                             76,842    110,766       0.0%
    Keller Group P.L.C.                                            7,951     66,187       0.0%
    Kier Group P.L.C.                                             12,204    202,946       0.0%
    Kingfisher P.L.C.                                            108,351    478,632       0.1%
    Laird P.L.C.                                                  30,082     53,286       0.0%
*   Lamprell P.L.C.                                               19,335     17,374       0.0%
    Lancashire Holdings, Ltd.                                     18,313    156,160       0.0%
    Laura Ashley Holdings P.L.C.                                  59,628     14,241       0.0%
    Lavendon Group P.L.C.                                          9,762     14,787       0.0%
    Legal & General Group P.L.C.                                 275,157    703,921       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Liberty Global P.L.C. Class A                                  3,806 $  124,074       0.0%
*   Liberty Global P.L.C. Series C                                 9,330    296,694       0.1%
*   Liberty Global P.L.C. LiLAC Class A                              510     14,096       0.0%
*   Liberty Global P.L.C. LiLAC Class C                            1,254     34,672       0.0%
    Lloyds Banking Group P.L.C.                                  771,036    538,432       0.1%
#   Lloyds Banking Group P.L.C. ADR                              368,008  1,037,783       0.2%
    London Stock Exchange Group P.L.C.                             6,972    239,487       0.1%
*   Lonmin P.L.C.                                                 14,920     34,788       0.0%
    Lookers P.L.C.                                                48,675     61,404       0.0%
    Low & Bonar P.L.C.                                            25,791     22,294       0.0%
    LSL Property Services P.L.C.                                   6,199     14,709       0.0%
    Man Group P.L.C.                                             167,266    255,003       0.1%
    Marks & Spencer Group P.L.C.                                 162,493    676,099       0.1%
    Marshalls P.L.C.                                              26,918     90,397       0.0%
    McBride P.L.C.                                                28,239     65,078       0.0%
    Mears Group P.L.C.                                             6,617     36,510       0.0%
    Meggitt P.L.C.                                                18,558     98,728       0.0%
    Melrose Industries P.L.C.                                    268,035    553,142       0.1%
    Merlin Entertainments P.L.C.                                  64,135    361,453       0.1%
    Micro Focus International P.L.C.                              16,325    427,487       0.1%
    Millennium & Copthorne Hotels P.L.C.                          14,939     81,918       0.0%
    Mitie Group P.L.C.                                            49,951    128,371       0.0%
    Mondi P.L.C.                                                   9,733    189,945       0.0%
    Moneysupermarket.com Group P.L.C.                             44,229    141,613       0.0%
    Morgan Advanced Materials P.L.C.                              50,649    168,659       0.0%
    Morgan Sindall Group P.L.C.                                    3,994     35,189       0.0%
*   Mothercare P.L.C.                                             18,334     24,052       0.0%
    N Brown Group P.L.C.                                          16,501     38,530       0.0%
    National Express Group P.L.C.                                 55,721    250,316       0.1%
    National Grid P.L.C.                                           2,435     31,674       0.0%
    National Grid P.L.C. Sponsored ADR                             9,218    603,042       0.1%
    NCC Group P.L.C.                                               3,164      7,348       0.0%
    Next P.L.C.                                                    4,890    287,697       0.1%
    Norcros P.L.C.                                                 6,916     12,571       0.0%
    Northgate P.L.C.                                              18,189     93,409       0.0%
    Novae Group P.L.C.                                             3,127     30,888       0.0%
*   Ocado Group P.L.C.                                            33,861    113,765       0.0%
    Old Mutual P.L.C.                                            235,957    580,440       0.1%
    OneSavings Bank P.L.C.                                         2,726      9,661       0.0%
*   Ophir Energy P.L.C.                                           82,042     69,266       0.0%
    Oxford Instruments P.L.C.                                      4,135     34,209       0.0%
    Pagegroup P.L.C.                                              49,021    217,063       0.0%
    Paragon Group of Cos. P.L.C. (The)                            30,511    123,751       0.0%
    PayPoint P.L.C.                                                8,942    117,770       0.0%
*   Paysafe Group P.L.C.                                          13,921     73,581       0.0%
    Pearson P.L.C.                                                 7,907     73,151       0.0%
#   Pearson P.L.C. Sponsored ADR                                  25,110    231,765       0.1%
    Pendragon P.L.C.                                             157,034     57,663       0.0%
    Pennon Group P.L.C.                                           22,400    228,608       0.1%
    Persimmon P.L.C.                                              37,591    778,128       0.2%
    Petra Diamonds, Ltd.                                          64,535    120,151       0.0%
    Petrofac, Ltd.                                                10,340    101,834       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Petropavlovsk P.L.C.                                           321,040 $   32,317       0.0%
    Pets at Home Group P.L.C.                                        7,962     20,805       0.0%
    Phoenix Group Holdings                                          21,613    193,076       0.0%
    Photo-Me International P.L.C.                                   33,318     61,735       0.0%
    Polypipe Group P.L.C.                                           23,268     71,743       0.0%
*   Premier Foods P.L.C.                                           108,282     60,321       0.0%
*   Premier Oil P.L.C.                                              48,544     39,089       0.0%
    Provident Financial P.L.C.                                      13,293    479,217       0.1%
    Prudential P.L.C. ADR                                           44,266  1,448,826       0.3%
    PZ Cussons P.L.C.                                               21,025     86,069       0.0%
    Randgold Resources, Ltd.                                         6,847    608,059       0.1%
    Rathbone Brothers P.L.C.                                         1,799     39,269       0.0%
*   Raven Russia, Ltd.                                              20,145      9,593       0.0%
    Redrow P.L.C.                                                   29,452    136,801       0.0%
    Regus P.L.C.                                                    97,208    295,736       0.1%
#   RELX P.L.C. Sponsored ADR                                       28,757    521,652       0.1%
    Renishaw P.L.C.                                                  4,959    156,311       0.0%
*   Renold P.L.C.                                                    9,728      4,876       0.0%
    Rentokil Initial P.L.C.                                        127,498    355,633       0.1%
    Ricardo P.L.C.                                                   6,075     68,901       0.0%
    Rightmove P.L.C.                                                 6,471    295,383       0.1%
#   Rio Tinto P.L.C. Sponsored ADR                                  34,553  1,204,172       0.2%
    Rolls-Royce Holdings P.L.C.(B63H849)                           130,476  1,158,185       0.2%
    Rolls-Royce Holdings P.L.C.(BZC0LD2)                         6,001,896      7,346       0.0%
    Rotork P.L.C.                                                  117,528    293,204       0.1%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR               41,964    194,293       0.0%
    Royal Dutch Shell P.L.C. Class A                                57,488  1,431,864       0.3%
    Royal Dutch Shell P.L.C. Class B                                13,291    342,813       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                 72,698  3,621,087       0.7%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                 43,432  2,271,928       0.4%
    Royal Mail P.L.C.                                               79,733    478,358       0.1%
    RPC Group P.L.C.                                                29,806    345,643       0.1%
    RPS Group P.L.C.                                                25,396     52,281       0.0%
    RSA Insurance Group P.L.C.                                      89,262    602,666       0.1%
    Saga P.L.C.                                                      1,243      3,015       0.0%
    Sage Group P.L.C. (The)                                         37,789    333,411       0.1%
    Savills P.L.C.                                                  20,489    173,798       0.0%
    Schroders P.L.C.(0239581)                                        2,770     70,538       0.0%
    Schroders P.L.C.(0240549)                                       13,522    465,425       0.1%
    SDL P.L.C.                                                       6,858     36,393       0.0%
    Senior P.L.C.                                                   58,470    124,605       0.0%
    Sepura P.L.C.                                                    4,663        855       0.0%
*   Serco Group P.L.C.                                              25,697     43,036       0.0%
    Servelec Group P.L.C.                                            2,347      6,618       0.0%
    Severfield P.L.C.                                               33,709     23,732       0.0%
    Severn Trent P.L.C.                                             12,514    356,226       0.1%
    Shanks Group P.L.C.                                             47,748     52,437       0.0%
    Shire P.L.C.                                                    14,830    837,342       0.2%
    SIG P.L.C.                                                      79,072    106,960       0.0%
    Sky P.L.C.                                                      38,048    380,375       0.1%
    Smith & Nephew P.L.C.                                           32,995    476,987       0.1%
    Smith & Nephew P.L.C. Sponsored ADR                                750     21,938       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Smiths Group P.L.C.                                           45,012 $  779,976       0.2%
    Soco International P.L.C.                                     27,557     46,507       0.0%
    Spectris P.L.C.                                               12,876    322,396       0.1%
    Speedy Hire P.L.C.                                            39,882     18,595       0.0%
    Spirax-Sarco Engineering P.L.C.                                7,415    399,781       0.1%
    Spirent Communications P.L.C.                                 43,367     43,758       0.0%
#*  Sports Direct International P.L.C.                            33,799    114,284       0.0%
    SSE P.L.C.                                                    44,793    870,912       0.2%
    SSP Group P.L.C.                                              21,513     89,397       0.0%
    St. Ives P.L.C.                                                2,904      4,752       0.0%
    St. James's Place P.L.C.                                      28,183    325,480       0.1%
    St. Modwen Properties P.L.C.                                  30,221    101,147       0.0%
    Stagecoach Group P.L.C.                                       35,993     87,068       0.0%
*   Standard Chartered P.L.C.                                    110,848    963,924       0.2%
    Standard Life P.L.C.                                          89,489    369,292       0.1%
    Sthree P.L.C.                                                  5,020     14,692       0.0%
    Stobart Group, Ltd.                                            6,398     12,684       0.0%
    SuperGroup P.L.C.                                              7,191    118,342       0.0%
    Synthomer P.L.C.                                              50,816    222,109       0.0%
    TalkTalk Telecom Group P.L.C.                                 44,588    111,061       0.0%
    Tate & Lyle P.L.C.                                            38,670    368,794       0.1%
    Taylor Wimpey P.L.C.                                         322,828    559,054       0.1%
    Ted Baker P.L.C.                                               2,457     74,387       0.0%
    Telecom Plus P.L.C.                                            7,187    104,069       0.0%
*   Tesco P.L.C.                                                 600,117  1,545,713       0.3%
#*  Thomas Cook Group P.L.C.                                     137,074    116,478       0.0%
    Topps Tiles P.L.C.                                            21,095     23,599       0.0%
    Travis Perkins P.L.C.                                         25,278    411,259       0.1%
    Trifast P.L.C.                                                 6,091     12,993       0.0%
    Trinity Mirror P.L.C.                                         44,827     44,576       0.0%
    TT Electronics P.L.C.                                         14,705     24,885       0.0%
    TUI AG(5666292)                                               17,393    221,304       0.0%
    TUI AG(B11LJN4)                                               20,624    261,423       0.1%
    Tullett Prebon P.L.C.                                         28,732    124,794       0.0%
#*  Tullow Oil P.L.C.                                             35,320    114,039       0.0%
    U & I Group P.L.C.                                             8,612     16,593       0.0%
    UBM P.L.C.                                                    34,720    304,836       0.1%
    UDG Healthcare P.L.C.                                         24,106    192,649       0.0%
    Unilever P.L.C.                                                3,266    136,353       0.0%
    Unilever P.L.C. Sponsored ADR                                 33,461  1,394,320       0.3%
    UNITE Group P.L.C. (The)                                      20,206    136,871       0.0%
    United Utilities Group P.L.C.                                 10,559    121,374       0.0%
*   Vectura Group P.L.C.                                          50,294     83,263       0.0%
    Vedanta Resources P.L.C.                                       7,796     68,118       0.0%
    Vesuvius P.L.C.                                               23,467    104,744       0.0%
    Victrex P.L.C.                                                13,325    285,342       0.1%
    Virgin Money Holdings UK P.L.C.                                5,360     21,579       0.0%
    Vitec Group P.L.C. (The)                                         435      3,321       0.0%
    Vodafone Group P.L.C.                                        840,717  2,308,881       0.4%
#   Weir Group P.L.C. (The)                                       17,409    361,633       0.1%
    WH Smith P.L.C.                                               10,888    195,978       0.0%
    Whitbread P.L.C.                                               6,728    297,211       0.1%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Wincanton P.L.C.                                               8,819 $     20,680       0.0%
*   Wizz Air Holdings P.L.C.                                       2,207       40,755       0.0%
    WM Morrison Supermarkets P.L.C.                              240,713      666,357       0.1%
    Wolseley P.L.C.                                                9,667      501,412       0.1%
    WPP P.L.C.                                                    34,825      756,157       0.1%
    WS Atkins P.L.C.                                              14,505      268,043       0.1%
    Xaar P.L.C.                                                    5,723       29,398       0.0%
    XP Power, Ltd.                                                     9          188       0.0%
    Zoopla Property Group P.L.C.                                  12,275       45,763       0.0%
                                                                         ------------      ----
TOTAL UNITED KINGDOM                                                       95,529,078      17.5%
                                                                         ------------      ----
UNITED STATES -- (0.0%)
*   Diebold, Inc.                                                    866       18,998       0.0%
*   Mylan NV                                                       1,617       59,024       0.0%
    Vail Resorts, Inc.                                               487       77,579       0.0%
                                                                         ------------      ----
TOTAL UNITED STATES                                                           155,601       0.0%
                                                                         ------------      ----
TOTAL COMMON STOCKS                                                       543,074,591      99.3%
                                                                         ------------      ----
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Bayerische Motoren Werke AG                                    3,486      264,677       0.1%
    Biotest AG                                                     1,499       20,875       0.0%
    Draegerwerk AG & Co. KGaA                                        555       39,636       0.0%
    Fuchs Petrolub SE                                              4,354      194,881       0.0%
    Henkel AG & Co. KGaA                                           1,404      180,457       0.0%
    Jungheinrich AG                                                7,421      234,296       0.1%
    Sartorius AG                                                     802       63,131       0.0%
    STO SE & Co. KGaA                                                292       34,998       0.0%
                                                                         ------------      ----
TOTAL GERMANY                                                               1,032,951       0.2%
                                                                         ------------      ----
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                               677,736          829       0.0%
                                                                         ------------      ----
TOTAL PREFERRED STOCKS                                                      1,033,780       0.2%
                                                                         ------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   APN News & Media, Ltd. Rights 11/17/16                        12,163        2,591       0.0%
*   Tox Free Solutions, Ltd. Rights 11/18/16                       3,638           --       0.0%
                                                                         ------------      ----
TOTAL AUSTRALIA                                                                 2,591       0.0%
                                                                         ------------      ----
CHINA -- (0.0%)
*   Symphony Holdings, Ltd. Warrants 07/05/19                     22,000          241       0.0%
                                                                         ------------      ----
NEW ZEALAND -- (0.0%)
*   Restaurant Brands New Zealand, Ltd. Rights 11/16/16              717           --       0.0%
                                                                         ------------      ----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/07/16                           456,641       25,565       0.0%
*   Ferrovial SA Rights 11/18/16                                  16,171        6,923       0.0%

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                  --------- ------------ ---------------
SPAIN -- (Continued)
*    Papeles y Cartones de Europa SA Rights 11/14/16                  6,990 $      1,404        0.0%
                                                                            ------------      -----
TOTAL SPAIN                                                                       33,892        0.0%
                                                                            ------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                                31,209        9,351        0.0%
                                                                            ------------      -----
UNITED KINGDOM -- (0.0%)
*    Phoenix Group Holdings Rights 11/08/16                          12,608       34,258        0.0%
*    Shanks Group P.L.C. Rights 11/09/16                             17,906        6,904        0.0%
                                                                            ------------      -----
TOTAL UNITED KINGDOM                                                              41,162        0.0%
                                                                            ------------      -----
TOTAL RIGHTS/WARRANTS                                                             87,237        0.0%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  544,195,608
                                                                            ------------

                                                                              VALUE+
-                                                                           ------------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@ DFA Short Term Investment Fund                               2,864,417   33,147,035        6.1%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $591,210,754)                           $577,342,643      105.6%
                                                                            ============      =====

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia                             $    44,036 $ 35,326,164   --    $ 35,370,200
   Austria                                        --    3,790,080   --       3,790,080
   Belgium                                    18,186    6,633,724   --       6,651,910
   Canada                                 61,637,987           --   --      61,637,987
   China                                          --      118,959   --         118,959
   Denmark                                        --    7,895,594   --       7,895,594
   Finland                                        --    9,697,219   --       9,697,219
   France                                    140,347   41,072,934   --      41,213,281
   Germany                                   728,262   35,118,430   --      35,846,692
   Hong Kong                                      --   14,825,508   --      14,825,508
   Ireland                                 1,371,264    1,809,480   --       3,180,744
   Israel                                    154,978    2,640,938   --       2,795,916
   Italy                                     140,686   12,744,735   --      12,885,421
   Japan                                     269,573  122,456,654   --     122,726,227
   Netherlands                             1,331,141   12,731,939   --      14,063,080
   New Zealand                                16,285    2,579,057   --       2,595,342
   Norway                                     68,437    5,290,607   --       5,359,044
   Portugal                                       --    1,790,472   --       1,790,472
   Singapore                                      --    5,567,226   --       5,567,226
   Spain                                      39,191   16,464,958   --      16,504,149
   Sweden                                         --   15,006,151   --      15,006,151
   Switzerland                             2,325,839   25,542,871   --      27,868,710
   United Kingdom                         23,015,207   72,513,871   --      95,529,078
   United States                              77,579       78,022   --         155,601
Preferred Stocks
   Germany                                        --    1,032,951   --       1,032,951
   United Kingdom                                 --          829   --             829
Rights/Warrants
   Australia                                      --        2,591   --           2,591
   China                                          --          241   --             241
   New Zealand                                    --           --   --              --
   Spain                                          --       33,892   --          33,892
   Sweden                                         --        9,351   --           9,351
   United Kingdom                                 --       41,162   --          41,162
Securities Lending Collateral                     --   33,147,035   --      33,147,035
                                         ----------- ------------   --    ------------
TOTAL                                    $91,378,998 $485,963,645   --    $577,342,643
                                         =========== ============   ==    ============

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COMMON STOCKS -- (92.8%)
BRAZIL -- (6.7%)
    AES Tiete Energia SA(BZ8W2J5)                                     60 $       66       0.0%
    AES Tiete Energia SA(BZ8W2L7)                                129,215    669,554       0.1%
*   Aliansce Shopping Centers SA(BDCWJC9)                         12,684     67,354       0.0%
    Aliansce Shopping Centers SA(B23FNB7)                         50,091    263,323       0.0%
    Alupar Investimento SA                                        58,825    342,409       0.0%
    Arezzo Industria e Comercio SA                                32,028    296,700       0.0%
*   B2W Cia Digital                                               52,821    259,471       0.0%
    Banco Bradesco SA                                            194,017  1,928,621       0.2%
    Banco do Brasil SA                                           143,582  1,317,518       0.1%
    Banco Santander Brasil SA                                     70,684    582,390       0.1%
    BB Seguridade Participacoes SA                               163,300  1,644,255       0.2%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros      323,910  1,907,741       0.2%
*   BR Malls Participacoes SA                                    311,367  1,246,639       0.1%
*   Brasil Brokers Participacoes SA                               95,800     54,023       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas         20,100     65,237       0.0%
    Braskem SA Sponsored ADR                                      39,869    707,675       0.1%
    BRF SA                                                       170,974  2,860,279       0.3%
    BRF SA ADR                                                    52,139    871,764       0.1%
    BTG Pactual Group                                             41,165    209,696       0.0%
    CCR SA                                                       260,503  1,415,955       0.1%
*   Centrais Eletricas Brasileiras SA                            105,282    781,699       0.1%
    CETIP SA - Mercados Organizados                              144,246  2,027,669       0.2%
    Cia Brasileira de Distribuicao ADR                            19,886    378,828       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo               97,336  1,027,639       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR           37,154    390,860       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                      35,720    372,867       0.0%
    Cia Energetica de Minas Gerais                                32,409     98,484       0.0%
    Cia Hering                                                    81,348    493,389       0.0%
    Cia Paranaense de Energia                                     10,700     79,278       0.0%
    Cia Paranaense de Energia Sponsored ADR                        5,293     60,393       0.0%
*   Cia Siderurgica Nacional SA                                   73,600    247,639       0.0%
#*  Cia Siderurgica Nacional SA Sponsored ADR                    356,608  1,201,769       0.1%
    Cielo SA                                                     225,459  2,288,492       0.2%
*   Cosan Logistica SA                                            19,537     30,174       0.0%
    Cosan SA Industria e Comercio                                 40,585    545,711       0.1%
    CPFL Energia SA                                               70,483    534,805       0.1%
    CVC Brasil Operadora e Agencia de Viagens SA                  18,700    143,531       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      170,500    574,209       0.1%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                2,400      7,782       0.0%
    Direcional Engenharia SA                                      52,200     90,271       0.0%
    Duratex SA                                                   152,995    413,163       0.0%
*   EcoRodovias Infraestrutura e Logistica SA                    124,736    370,066       0.0%
    EDP - Energias do Brasil SA                                  177,712    854,599       0.1%
    Embraer SA ADR                                                65,122  1,392,960       0.1%
    Engie Brasil Energia SA                                       42,149    535,445       0.1%
    Equatorial Energia SA                                        104,363  1,861,663       0.2%
    Estacio Participacoes SA                                     204,879  1,188,067       0.1%
    Eternit SA                                                    66,332     32,210       0.0%
    Even Construtora e Incorporadora SA                          152,800    212,541       0.0%
    Ez Tec Empreendimentos e Participacoes SA                     39,781    206,009       0.0%
    Fibria Celulose SA                                            63,100    504,879       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
BRAZIL -- (Continued)
    Fibria Celulose SA Sponsored ADR                              39,736 $  317,093       0.0%
    Fleury SA                                                     39,330    520,580       0.1%
    GAEC Educacao SA                                              15,000     63,440       0.0%
    Gafisa SA                                                    166,100    128,009       0.0%
#   Gafisa SA ADR                                                 43,806     68,337       0.0%
    Gerdau SA                                                     61,200    155,301       0.0%
    Gerdau SA Sponsored ADR                                      339,773  1,165,421       0.1%
*   Gol Linhas Aereas Inteligentes SA ADR                            750     18,450       0.0%
    Grendene SA                                                   30,700    188,701       0.0%
    Guararapes Confeccoes SA                                       5,006    103,539       0.0%
*   Helbor Empreendimentos SA(BD87RD5)                            21,027     13,109       0.0%
    Helbor Empreendimentos SA(B28RS68)                            77,690     49,408       0.0%
    Hypermarcas SA                                                86,161    722,327       0.1%
    Iguatemi Empresa de Shopping Centers SA                       18,604    175,724       0.0%
*   International Meal Co. Alimentacao SA                        104,400    192,643       0.0%
    Iochpe Maxion SA                                              42,100    213,665       0.0%
    Itau Unibanco Holding SA                                      79,493    830,293       0.1%
    JBS SA                                                       395,788  1,203,979       0.1%
*   JHSF Participacoes SA                                         99,000     53,966       0.0%
    JSL SA                                                        45,100    165,310       0.0%
    Kepler Weber SA                                                9,972     58,889       0.0%
    Klabin SA                                                    147,753    761,446       0.1%
    Kroton Educacional SA                                        372,921  1,857,595       0.2%
    Light SA                                                      47,598    261,700       0.0%
    Linx SA                                                       32,400    192,857       0.0%
    Localiza Rent a Car SA                                        93,551  1,161,474       0.1%
*   Log-in Logistica Intermodal SA                                 5,940      6,532       0.0%
    Lojas Americanas SA                                           66,208    324,817       0.0%
    Lojas Renner SA                                              308,285  2,607,674       0.2%
*   LPS Brasil Consultoria de Imoveis SA                          30,900     38,238       0.0%
    M Dias Branco SA                                              11,800    503,903       0.1%
*   Magnesita Refratarios SA                                      24,615    174,745       0.0%
    Mahle-Metal Leve SA                                           31,937    221,418       0.0%
*   Marfrig Global Foods SA                                      212,227    378,312       0.0%
*   Marisa Lojas SA                                               20,771     50,431       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                  69,900    109,274       0.0%
*   Minerva SA                                                    82,845    262,394       0.0%
    MRV Engenharia e Participacoes SA                            203,854    789,359       0.1%
    Multiplan Empreendimentos Imobiliarios SA                     19,392    389,723       0.0%
    Multiplus SA                                                  28,500    386,429       0.0%
    Natura Cosmeticos SA                                          84,500    811,645       0.1%
    Odontoprev SA                                                160,832    604,632       0.1%
    Paranapanema SA                                              103,114     55,563       0.0%
*   PDG Realty SA Empreendimentos e Participacoes                  8,340      7,577       0.0%
*   Petroleo Brasileiro SA                                       276,011  1,611,794       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                         218,298  2,547,538       0.2%
    Porto Seguro SA                                               76,408    724,583       0.1%
    Portobello SA                                                 54,700     43,698       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA            3,300     10,855       0.0%
*   Prumo Logistica SA                                            10,400     23,784       0.0%
    QGEP Participacoes SA                                         69,500    120,188       0.0%
    Qualicorp SA                                                 156,833  1,009,195       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
BRAZIL -- (Continued)
    Raia Drogasil SA                                                76,914 $ 1,707,433       0.2%
*   Restoque Comercio e Confeccoes de Roupas SA                     48,200      58,740       0.0%
    Rodobens Negocios Imobiliarios SA                                8,300      13,521       0.0%
*   Rumo Logistica Operadora Multimodal SA                         293,865     657,329       0.1%
    Santos Brasil Participacoes SA                                 149,000     140,971       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                    8,400      79,079       0.0%
    Sao Martinho SA                                                 33,584     668,839       0.1%
    Ser Educacional SA                                              35,300     228,587       0.0%
    SLC Agricola SA                                                 37,500     185,738       0.0%
    Smiles SA                                                       34,000     620,564       0.1%
    Sonae Sierra Brasil SA                                          13,700      82,363       0.0%
    Sul America SA                                                 159,847     964,992       0.1%
*   Technos SA                                                      11,755      17,529       0.0%
    Tecnisa SA                                                      72,595      56,175       0.0%
*   Tegma Gestao Logistica SA                                        8,100      20,402       0.0%
    Telefonica Brasil SA ADR                                         9,305     133,992       0.0%
    Tim Participacoes SA                                           220,732     612,683       0.1%
    Tim Participacoes SA ADR                                        24,081     333,522       0.0%
    TOTVS SA                                                        59,248     537,541       0.1%
    TPI - Triunfo Participacoes e Investimentos SA                  12,300      13,680       0.0%
    Transmissora Alianca de Energia Eletrica SA                    141,568     920,281       0.1%
    Ultrapar Participacoes SA                                      141,884   3,215,059       0.3%
    Ultrapar Participacoes SA Sponsored ADR                         18,730     423,298       0.0%
*   Usinas Siderurgicas de Minas Gerais SA                          25,700      71,013       0.0%
    Vale SA                                                         82,760     572,475       0.1%
    Vale SA Sponsored ADR                                          104,614     723,929       0.1%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                  21,266     199,269       0.0%
    Via Varejo SA                                                  104,423     299,333       0.0%
    WEG SA                                                         137,463     757,941       0.1%
                                                                           -----------       ---
TOTAL BRAZIL                                                                74,431,596       6.9%
                                                                           -----------       ---
CHILE -- (1.7%)
    AES Gener SA                                                   979,279     333,430       0.0%
    Aguas Andinas SA Class A                                     1,098,530     724,627       0.1%
    Banco de Chile                                               1,886,064     225,089       0.0%
#   Banco de Chile ADR                                               6,805     493,226       0.0%
    Banco de Credito e Inversiones                                  13,808     705,045       0.1%
    Banco Santander Chile ADR                                       42,168     963,539       0.1%
    Besalco SA                                                      75,179      34,244       0.0%
    CAP SA                                                          62,823     440,764       0.0%
    Cencosud SA                                                    262,481     855,794       0.1%
    Cencosud SA ADR                                                  9,745      96,378       0.0%
*   Cia Sud Americana de Vapores SA                              3,573,581      73,235       0.0%
    Colbun SA                                                    2,752,270     602,585       0.1%
    Embotelladora Andina SA Class B ADR                             12,656     304,756       0.0%
    Empresa Nacional de Electricidad SA                             19,665      13,510       0.0%
#   Empresa Nacional de Electricidad SA Sponsored ADR               24,452     507,624       0.1%
*   Empresa Nacional de Telecomunicaciones SA                       92,983     997,363       0.1%
*   Empresas AquaChile SA                                           68,763      34,804       0.0%
    Empresas CMPC SA                                               271,534     588,016       0.1%
    Empresas COPEC SA                                               59,940     604,767       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHILE -- (Continued)
    Empresas Hites SA                                                72,367 $    55,598       0.0%
*   Empresas La Polar SA                                            973,306      43,431       0.0%
    Endesa Americas SA ADR                                           30,083     432,293       0.0%
    Enersis Americas SA                                             405,985      68,510       0.0%
    Enersis Americas SA Sponsored ADR                               163,397   1,416,652       0.1%
    Enersis Chile SA(29278D105)                                     163,397     812,083       0.1%
    Enersis Chile SA(BYMLZD6)                                       405,985      41,028       0.0%
    Engie Energia Chile SA                                          284,564     505,014       0.0%
    Forus SA                                                         39,901     143,061       0.0%
    Grupo Security SA                                               194,242      68,144       0.0%
    Inversiones Aguas Metropolitanas SA                             320,527     583,592       0.1%
    Inversiones La Construccion SA                                   17,754     217,259       0.0%
    Itau CorpBanca(45033E105)                                         4,431      59,819       0.0%
    Itau CorpBanca(BYT25P4)                                      72,055,601     652,756       0.1%
*   Latam Airlines Group SA                                          17,159     165,222       0.0%
*   Latam Airlines Group SA Sponsored ADR                           115,551   1,108,134       0.1%
    Masisa SA                                                       769,822      56,618       0.0%
    Molibdenos y Metales SA                                           3,068      19,774       0.0%
*   Multiexport Foods SA                                            117,053      35,286       0.0%
    Parque Arauco SA                                                327,263     811,563       0.1%
    PAZ Corp. SA                                                     93,709      76,371       0.0%
    Ripley Corp. SA                                                 551,409     344,823       0.0%
    SACI Falabella                                                   77,259     606,266       0.1%
    Salfacorp SA                                                    157,507     127,999       0.0%
    Sigdo Koppers SA                                                111,976     154,270       0.0%
    Sociedad Matriz SAAM SA                                       1,999,658     170,175       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR              28,316     828,526       0.1%
    Socovesa SA                                                     139,493      44,450       0.0%
    SONDA SA                                                        242,982     502,559       0.0%
*   Tech Pack SA                                                     11,501       6,155       0.0%
                                                                            -----------       ---
TOTAL CHILE                                                                  18,756,227       1.7%
                                                                            -----------       ---
CHINA -- (13.1%)
    361 Degrees International, Ltd.                                 336,000     126,144       0.0%
    AAC Technologies Holdings, Inc.                                 134,000   1,276,745       0.1%
    Agile Group Holdings, Ltd.                                      702,749     389,556       0.1%
    Agricultural Bank of China, Ltd. Class H                      3,167,000   1,332,265       0.1%
    Air China, Ltd. Class H                                         336,000     220,763       0.0%
#   Ajisen China Holdings, Ltd.                                     161,000      72,204       0.0%
*   Alibaba Health Information Technology, Ltd.                     178,000      93,004       0.0%
#*  Alibaba Pictures Group, Ltd.                                  1,050,000     206,686       0.0%
*   Aluminum Corp. of China, Ltd. ADR                                 8,700      81,954       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                           128,000      47,542       0.0%
    AMVIG Holdings, Ltd.                                            138,000      46,405       0.0%
#*  Angang Steel Co., Ltd. Class H                                  282,000     144,404       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                            136,500     377,275       0.1%
    Anhui Expressway Co., Ltd. Class H                              172,000     138,576       0.0%
#   Anta Sports Products, Ltd.                                      246,000     709,421       0.1%
*   Anxin-China Holdings, Ltd.                                      784,000       7,299       0.0%
    Asia Cement China Holdings Corp.                                158,000      39,264       0.0%
#   AVIC International Holdings, Ltd. Class H                       100,000      56,338       0.0%
    Bank of China, Ltd. Class H                                  10,683,356   4,787,414       0.5%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
    Bank of Chongqing Co., Ltd. Class H                             182,500 $  146,237       0.0%
    Bank of Communications Co., Ltd. Class H                        769,580    584,937       0.1%
#*  Baoxin Auto Group, Ltd.                                          52,823     17,203       0.0%
    Baoye Group Co., Ltd. Class H                                   100,000     77,301       0.0%
    BBMG Corp. Class H                                              340,282    124,200       0.0%
    Beijing Capital International Airport Co., Ltd. Class H         256,000    267,923       0.0%
    Beijing Capital Land, Ltd. Class H                              448,000    172,415       0.0%
#   Beijing Enterprises Water Group, Ltd.                           470,000    339,974       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                 482,000    146,189       0.0%
    Beijing North Star Co., Ltd. Class H                            224,000     75,304       0.0%
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                   36,000     24,817       0.0%
    Belle International Holdings, Ltd.                            1,425,000    860,532       0.1%
    Best Pacific International Holdings, Ltd.                        40,000     33,033       0.0%
#*  Biostime International Holdings, Ltd.                            52,000    127,578       0.0%
#   Bloomage Biotechnology Corp., Ltd.                               50,000     83,596       0.0%
#   Boer Power Holdings, Ltd.                                        96,000     38,471       0.0%
*   Bolina Holding Co., Ltd.                                        108,000      6,682       0.0%
    Bosideng International Holdings, Ltd.                         1,098,000     98,936       0.0%
#*  Boyaa Interactive International, Ltd.                            14,000      8,151       0.0%
    Brilliance China Automotive Holdings, Ltd.                      340,000    404,432       0.1%
#   Broad Greenstate International Co., Ltd.                        112,000     18,317       0.0%
    BYD Electronic International Co., Ltd.                          248,000    195,123       0.0%
    C C Land Holdings, Ltd.                                         586,125    155,665       0.0%
#*  C.banner International Holdings, Ltd.                           128,000     35,263       0.0%
    Cabbeen Fashion, Ltd.                                            64,000     16,739       0.0%
    Carrianna Group Holdings Co., Ltd.                              102,000      9,606       0.0%
    CECEP COSTIN New Materials Group, Ltd.                          186,000     14,390       0.0%
    Central China Real Estate, Ltd.                                 181,194     39,563       0.0%
    Central China Securities Co., Ltd. Class H                       41,000     21,099       0.0%
    Century Sunshine Group Holdings, Ltd.                           680,000     23,646       0.0%
    Changshouhua Food Co., Ltd.                                     110,000     56,665       0.0%
    Chaowei Power Holdings, Ltd.                                    158,000    140,857       0.0%
*   Chigo Holding, Ltd.                                           1,680,000     23,785       0.0%
    China Aerospace International Holdings, Ltd.                    998,000    128,321       0.0%
*   China Agri-Industries Holdings, Ltd.                            924,800    361,411       0.1%
    China Aircraft Leasing Group Holdings, Ltd.                      20,500     24,376       0.0%
#   China All Access Holdings, Ltd.                                 266,000     84,968       0.0%
    China Aoyuan Property Group, Ltd.                               495,000    116,422       0.0%
    China BlueChemical, Ltd. Class H                                753,143    145,584       0.0%
    China Cinda Asset Management Co., Ltd. Class H                1,146,000    411,704       0.1%
    China CITIC Bank Corp., Ltd. Class H                            751,000    484,343       0.1%
#*  China Coal Energy Co., Ltd. Class H                             596,000    337,412       0.0%
    China Communications Services Corp., Ltd. Class H               750,800    445,485       0.1%
    China Construction Bank Corp. Class H                        12,105,990  8,840,360       0.8%
*   China Datang Corp. Renewable Power Co., Ltd. Class H            690,000     63,023       0.0%
    China Dongxiang Group Co., Ltd.                               1,068,000    209,026       0.0%
*   China Dredging Environment Protection Holdings, Ltd.            197,000     10,762       0.0%
*   China Dynamics Holdings, Ltd.                                   980,000     36,024       0.0%
#   China Eastern Airlines Corp., Ltd. Class H                      392,000    176,000       0.0%
#   China Electronics Corp. Holdings Co., Ltd.                      162,000     38,974       0.0%
    China Everbright Bank Co., Ltd. Class H                         642,000    292,704       0.0%
    China Everbright International, Ltd.                            543,000    649,119       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
    China Everbright, Ltd.                                         332,000 $  649,245       0.1%
#   China Evergrande Group                                       1,643,000  1,081,480       0.1%
*   China Fiber Optic Network System Group, Ltd.                   396,000     35,742       0.0%
    China Financial Services Holdings, Ltd.                        182,000     15,242       0.0%
#   China Foods, Ltd.                                              252,000    111,376       0.0%
    China Galaxy Securities Co., Ltd. Class H                      825,000    783,239       0.1%
    China Gas Holdings, Ltd.                                       322,000    490,125       0.1%
*   China Glass Holdings, Ltd.                                     200,000     23,167       0.0%
#*  China Hanking Holdings, Ltd.                                    65,000      8,297       0.0%
#   China Harmony New Energy Auto Holding, Ltd.                    192,500     88,956       0.0%
*   China High Precision Automation Group, Ltd.                     73,000      2,153       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.        386,993    400,122       0.1%
#   China Hongqiao Group, Ltd.                                     488,000    436,072       0.1%
*   China Huiyuan Juice Group, Ltd.                                296,000    109,365       0.0%
#   China International Marine Containers Group Co., Ltd. Class
      H                                                             72,400     86,146       0.0%
*   China ITS Holdings Co., Ltd.                                   164,000     12,230       0.0%
    China Jinmao Holdings Group, Ltd.                            1,591,120    438,731       0.1%
#   China Lesso Group Holdings, Ltd.                               406,000    297,211       0.0%
#   China Life Insurance Co., Ltd. ADR                              57,804    713,879       0.1%
    China Life Insurance Co., Ltd. Class H                         144,000    356,505       0.0%
    China Lilang, Ltd.                                             171,000     96,335       0.0%
*   China Longevity Group Co., Ltd.                                 30,000        994       0.0%
    China Longyuan Power Group Corp., Ltd. Class H                 694,000    529,139       0.1%
*   China Lumena New Materials Corp.                               936,000         --       0.0%
    China Medical System Holdings, Ltd.                            244,000    381,030       0.1%
    China Mengniu Dairy Co., Ltd.                                  316,000    596,930       0.1%
    China Merchants Bank Co., Ltd. Class H                         615,598  1,496,980       0.2%
    China Merchants Land, Ltd.                                     584,000     82,617       0.0%
    China Merchants Port Holdings Co., Ltd.                        293,690    759,313       0.1%
*   China Metal Recycling Holdings, Ltd.                           130,581         --       0.0%
    China Minsheng Banking Corp., Ltd. Class H                     810,600    922,314       0.1%
    China Mobile, Ltd.                                              94,000  1,076,901       0.1%
    China Mobile, Ltd. Sponsored ADR                               155,765  8,945,584       0.8%
#*  China Modern Dairy Holdings, Ltd.                              755,000    164,214       0.0%
    China Molybdenum Co., Ltd. Class H                             207,000     45,915       0.0%
    China National Materials Co., Ltd. Class H                     500,000    113,173       0.0%
#*  China New Town Development Co., Ltd.                           416,254     20,846       0.0%
#   China NT Pharma Group Co., Ltd.                                129,500     29,978       0.0%
*   China Oil & Gas Group, Ltd.                                  1,810,000    137,358       0.0%
#   China Oilfield Services, Ltd. Class H                          392,000    376,232       0.1%
*   China Overseas Grand Oceans Group, Ltd.                        406,500    149,260       0.0%
    China Overseas Land & Investment, Ltd.                         562,000  1,725,277       0.2%
#   China Overseas Property Holdings, Ltd.                         292,000     59,200       0.0%
    China Pacific Insurance Group Co., Ltd. Class H                162,400    585,515       0.1%
#   China Pioneer Pharma Holdings, Ltd.                            119,000     38,274       0.0%
    China Power International Development, Ltd.                  1,004,000    365,099       0.1%
#   China Power New Energy Development Co., Ltd.                   150,000     90,851       0.0%
*   China Properties Group, Ltd.                                   128,000     31,243       0.0%
    China Railway Construction Corp., Ltd. Class H                 171,500    214,379       0.0%
    China Railway Group, Ltd. Class H                              374,000    288,296       0.0%
#*  China Rare Earth Holdings, Ltd.                                771,200     55,571       0.0%
    China Resources Cement Holdings, Ltd.                          746,000    301,234       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
    China Resources Gas Group, Ltd.                                188,000 $  589,487       0.1%
    China Resources Land, Ltd.                                     516,222  1,282,053       0.1%
    China Resources Power Holdings Co., Ltd.                       425,903    721,633       0.1%
#   China Sanjiang Fine Chemicals Co., Ltd.                        181,000     50,708       0.0%
    China SCE Property Holdings, Ltd.                              499,600    152,608       0.0%
#*  China Shanshui Cement Group, Ltd.                              660,790    173,634       0.0%
#*  China Shengmu Organic Milk, Ltd.                               119,000     37,286       0.0%
    China Shenhua Energy Co., Ltd. Class H                         374,884    777,218       0.1%
    China Shineway Pharmaceutical Group, Ltd.                      124,000    127,419       0.0%
    China Shipping Development Co., Ltd. Class H                   287,654    158,708       0.0%
#   China Silver Group, Ltd.                                       120,000     23,568       0.0%
    China Singyes Solar Technologies Holdings, Ltd.                209,999    100,002       0.0%
#   China South City Holdings, Ltd.                              1,134,000    250,915       0.0%
#   China Southern Airlines Co., Ltd. Class H                      314,000    176,207       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                  6,230    175,001       0.0%
    China State Construction International Holdings, Ltd.          235,919    344,170       0.0%
    China Suntien Green Energy Corp., Ltd. Class H                 647,000     86,481       0.0%
*   China Taifeng Beddings Holdings, Ltd.                          134,000      3,499       0.0%
*   China Taiping Insurance Holdings Co., Ltd.                     388,012    746,796       0.1%
    China Telecom Corp., Ltd. ADR                                   16,175    833,821       0.1%
    China Telecom Corp., Ltd. Class H                               16,000      8,249       0.0%
#   China Tian Lun Gas Holdings, Ltd.                               79,500     71,496       0.0%
#   China Travel International Investment Hong Kong, Ltd.          800,000    230,528       0.0%
    China Unicom Hong Kong, Ltd.                                 1,278,000  1,500,388       0.2%
    China Unicom Hong Kong, Ltd. ADR                                98,464  1,153,998       0.1%
    China Vanke Co., Ltd. Class H                                  222,400    580,480       0.1%
    China Water Affairs Group, Ltd.                                266,000    192,667       0.0%
#*  China Water Industry Group, Ltd.                               216,000     36,741       0.0%
#*  China Yurun Food Group, Ltd.                                   581,000     92,636       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                   419,500    134,389       0.0%
#   China Zhongwang Holdings, Ltd.                                 659,118    304,289       0.0%
*   Chinasoft International, Ltd.                                  216,000    101,438       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H               476,000     56,317       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H              813,000    486,551       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.      92,000     13,038       0.0%
    CIFI Holdings Group Co., Ltd.                                1,118,000    328,888       0.0%
#   CIMC Enric Holdings, Ltd.                                      138,000     57,658       0.0%
*   CITIC Dameng Holdings, Ltd.                                    235,000     12,862       0.0%
#*  CITIC Resources Holdings, Ltd.                               1,074,000    134,026       0.0%
    CITIC Securities Co., Ltd. Class H                             409,500    905,638       0.1%
    CITIC, Ltd.                                                    976,433  1,401,153       0.1%
    Citychamp Watch & Jewellery Group, Ltd.                        622,000    171,363       0.0%
    Clear Media, Ltd.                                               24,000     23,504       0.0%
    CNOOC, Ltd. Sponsored ADR                                       28,599  3,588,602       0.3%
#*  Cogobuy Group                                                   66,000    102,793       0.0%
    Comba Telecom Systems Holdings, Ltd.                           626,533    111,089       0.0%
*   Comtec Solar Systems Group, Ltd.                               278,000     13,060       0.0%
    Concord New Energy Group, Ltd.                               1,414,648     70,828       0.0%
    Consun Pharmaceutical Group, Ltd.                               54,000     31,425       0.0%
*   Coolpad Group, Ltd.                                          1,352,000    235,049       0.0%
#   COSCO SHIPPING Ports, Ltd.                                     495,777    491,518       0.1%
*   Coslight Technology International Group Co., Ltd.               52,000     37,379       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
CHINA -- (Continued)
#   Cosmo Lady China Holdings Co., Ltd.                             39,000 $ 15,926       0.0%
    Country Garden Holdings Co., Ltd.                            1,641,000  851,625       0.1%
    CP Pokphand Co., Ltd.                                        1,498,000  191,002       0.0%
    CPMC Holdings, Ltd.                                            201,000  104,986       0.0%
    CSPC Pharmaceutical Group, Ltd.                                902,000  933,945       0.1%
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    14,000   21,104       0.0%
#   CT Environmental Group, Ltd.                                   656,000  184,040       0.0%
*   DaChan Food Asia, Ltd.                                          57,000    5,345       0.0%
    Dah Chong Hong Holdings, Ltd.                                  370,000  154,748       0.0%
#   Dalian Port PDA Co., Ltd. Class H                              266,799   48,037       0.0%
*   Daphne International Holdings, Ltd.                            418,000   54,870       0.0%
#   Datang International Power Generation Co., Ltd. Class H        644,000  173,490       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                         124,000   74,068       0.0%
*   DBA Telecommunication Asia Holdings, Ltd.                      112,000      947       0.0%
#   Digital China Holdings, Ltd.                                   305,000  255,096       0.0%
#   Dongfang Electric Corp., Ltd. Class H                           98,000   75,792       0.0%
#   Dongjiang Environmental Co., Ltd. Class H                       16,200   24,572       0.0%
*   Dongyue Group, Ltd.                                            485,000   64,256       0.0%
    Dynagreen Environmental Protection Group Co., Ltd. Class H      58,000   27,444       0.0%
    Embry Holdings, Ltd.                                            14,000    6,675       0.0%
    ENN Energy Holdings, Ltd.                                      176,000  827,432       0.1%
    EVA Precision Industrial Holdings, Ltd.                        342,000   37,413       0.0%
    Fantasia Holdings Group Co., Ltd.                              787,500  102,217       0.0%
    Far East Horizon, Ltd.                                         209,000  190,362       0.0%
    First Tractor Co., Ltd. Class H                                 68,000   37,951       0.0%
*   Forgame Holdings, Ltd.                                           4,800    4,508       0.0%
    Fosun International, Ltd.                                      237,955  344,572       0.0%
#   Fu Shou Yuan International Group, Ltd.                          15,000    8,787       0.0%
#   Fufeng Group, Ltd.                                             444,400  187,518       0.0%
#   Fuguiniao Co., Ltd. Class H                                     51,000   25,515       0.0%
#   Fullshare Holdings, Ltd.                                       235,000  131,060       0.0%
    Future Land Development Holdings, Ltd.                         606,000  108,860       0.0%
#   GCL-Poly Energy Holdings, Ltd.                               5,026,000  677,422       0.1%
    Geely Automobile Holdings, Ltd.                                955,000  982,649       0.1%
*   Glorious Property Holdings, Ltd.                             1,043,000  124,949       0.0%
#   Golden Eagle Retail Group, Ltd.                                169,000  234,827       0.0%
    Goldlion Holdings, Ltd.                                         61,152   24,357       0.0%
    Goldpac Group, Ltd.                                             85,000   25,181       0.0%
#   GOME Electrical Appliances Holding, Ltd.                     3,825,940  482,124       0.1%
    Good Friend International Holdings, Inc.                        22,000    4,433       0.0%
    Goodbaby International Holdings, Ltd.                          170,000   81,895       0.0%
    Greatview Aseptic Packaging Co., Ltd.                          213,000  108,410       0.0%
#*  Greenland Hong Kong Holdings, Ltd.                             384,000   98,817       0.0%
*   Greentown China Holdings, Ltd.                                 294,500  240,088       0.0%
    Guangdong Investment, Ltd.                                     504,000  759,896       0.1%
*   Guangdong Land Holdings, Ltd.                                  142,000   29,815       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H               33,000   19,242       0.0%
    Guangshen Railway Co., Ltd. Class H                             54,000   29,804       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                        6,762  185,820       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                   139,740  168,752       0.0%
#*  Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                       20,000   47,247       0.0%
#   Guangzhou R&F Properties Co., Ltd. Class H                     360,400  507,924       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
*   Guodian Technology & Environment Group Corp., Ltd. Class H      235,000 $   18,135       0.0%
*   Haichang Ocean Park Holdings, Ltd.                              119,000     25,260       0.0%
    Haier Electronics Group Co., Ltd.                               272,000    438,391       0.1%
    Haitian International Holdings, Ltd.                            135,000    278,290       0.0%
    Haitong Securities Co., Ltd. Class H                            290,400    513,792       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           1,016,000     27,010       0.0%
    Hengan International Group Co., Ltd.                            121,500    965,284       0.1%
*   Hengdeli Holdings, Ltd.                                         967,200    104,654       0.0%
*   Hi Sun Technology China, Ltd.                                   126,000     19,447       0.0%
    Hilong Holding, Ltd.                                            448,000    106,879       0.0%
*   HKC Holdings, Ltd.                                               42,723     18,344       0.0%
    HNA Infrastructure Co., Ltd.                                     65,000     72,679       0.0%
*   Honghua Group, Ltd.                                             834,000     84,726       0.0%
    Honworld Group, Ltd.                                             25,500     13,906       0.0%
#   Hopewell Highway Infrastructure, Ltd.                           267,972    143,276       0.0%
    Hopson Development Holdings, Ltd.                               293,000    264,164       0.0%
#   HOSA International, Ltd.                                        118,000     39,812       0.0%
#   Hua Han Health Industry Holdings, Ltd.                        1,184,000     80,912       0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                        782,000    181,083       0.0%
#   Huadian Power International Corp., Ltd. Class H                 382,000    163,722       0.0%
    Huaneng Power International, Inc. Class H                       352,000    216,367       0.0%
    Huaneng Power International, Inc. Sponsored ADR                   6,108    150,379       0.0%
    Huaneng Renewables Corp., Ltd. Class H                        1,514,000    507,313       0.1%
    Huatai Securities Co., Ltd. Class H                              71,000    149,885       0.0%
#   Huishang Bank Corp., Ltd. Class H                               228,000    109,494       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          10,111,017  6,069,030       0.6%
    Inspur International, Ltd.                                       45,000      8,933       0.0%
#   Intime Retail Group Co., Ltd.                                   269,000    210,636       0.0%
    Jiangnan Group, Ltd.                                            488,000     80,425       0.0%
    Jiangsu Expressway Co., Ltd. Class H                            270,000    367,101       0.1%
    Jiangxi Copper Co., Ltd. Class H                                301,000    355,325       0.0%
    Ju Teng International Holdings, Ltd.                            316,000    100,110       0.0%
*   Kai Yuan Holdings, Ltd.                                       1,320,000     14,956       0.0%
#*  Kaisa Group Holdings, Ltd.                                      662,000     24,967       0.0%
    Kangda International Environmental Co., Ltd.                    121,000     28,439       0.0%
*   Kasen International Holdings, Ltd.                              254,000     40,914       0.0%
    Kingboard Chemical Holdings, Ltd.                               290,900    859,916       0.1%
    Kingboard Laminates Holdings, Ltd.                              281,973    252,671       0.0%
#*  Kingdee International Software Group Co., Ltd.                  328,000    133,206       0.0%
#   Koradior Holdings, Ltd.                                          17,000     21,499       0.0%
#   Kunlun Energy Co., Ltd.                                       1,252,000    943,339       0.1%
    KWG Property Holding, Ltd.                                      510,330    295,291       0.0%
*   Labixiaoxin Snacks Group, Ltd.                                   73,000      4,274       0.0%
    Lai Fung Holdings, Ltd.                                       1,735,000     37,436       0.0%
    Le Saunda Holdings, Ltd.                                         92,400     21,542       0.0%
    Lee & Man Chemical Co., Ltd.                                     28,000      8,769       0.0%
    Lee & Man Paper Manufacturing, Ltd.                             205,000    154,031       0.0%
#   Lee's Pharmaceutical Holdings, Ltd.                              45,500     39,433       0.0%
    Lenovo Group, Ltd.                                            1,482,000    949,344       0.1%
    Leoch International Technology, Ltd.                            148,000     18,459       0.0%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                  163,200     66,130       0.0%
*   Lifetech Scientific Corp.                                       446,000    105,547       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
    Livzon Pharmaceutical Group, Inc. Class H                        8,900 $   51,832       0.0%
#   Logan Property Holdings Co., Ltd.                              194,000     77,785       0.0%
    Longfor Properties Co., Ltd.                                   368,000    488,439       0.1%
    Lonking Holdings, Ltd.                                         817,000    133,556       0.0%
#   Luye Pharma Group, Ltd.                                        142,000     95,444       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                        464,000    105,709       0.0%
*   Maoye International Holdings, Ltd.                             583,000     55,516       0.0%
    Metallurgical Corp. of China, Ltd. Class H                     278,000     90,393       0.0%
*   Microport Scientific Corp.                                      77,000     57,060       0.0%
*   MIE Holdings Corp.                                             542,000     53,703       0.0%
    MIN XIN Holdings, Ltd.                                          66,000     70,989       0.0%
*   Mingfa Group International Co., Ltd.                           374,000     68,357       0.0%
    Minmetals Land, Ltd.                                           347,644     43,821       0.0%
    Minth Group, Ltd.                                               78,000    276,146       0.0%
#*  MMG, Ltd.                                                      740,000    194,587       0.0%
    MOBI Development Co., Ltd.                                     100,000     16,598       0.0%
#*  Munsun Capital Group, Ltd.                                   1,426,000     46,033       0.0%
    Nature Home Holding Co., Ltd.                                   19,000      2,693       0.0%
    New China Life Insurance Co., Ltd. Class H                      73,200    316,078       0.0%
    New World Department Store China, Ltd.                         209,000     30,981       0.0%
    Nexteer Automotive Group, Ltd.                                  49,000     64,621       0.0%
    Nine Dragons Paper Holdings, Ltd.                              372,000    302,441       0.0%
#*  North Mining Shares Co., Ltd.                                1,710,000     30,864       0.0%
    NVC Lighting Holdings, Ltd.                                    403,000     55,510       0.0%
*   O-Net Technologies Group, Ltd.                                  65,000     35,550       0.0%
    Optics Valley Union Holding Co, Ltd.                           252,000     26,903       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                      154,000     56,350       0.0%
#   Pacific Online, Ltd.                                           219,000     54,408       0.0%
    Parkson Retail Group, Ltd.                                     656,500     65,069       0.0%
#   PAX Global Technology, Ltd.                                    108,000     67,848       0.0%
    Peak Sport Products Co., Ltd.                                  248,000     82,576       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H    1,398,000    555,469       0.1%
    Phoenix Satellite Television Holdings, Ltd.                    230,000     46,516       0.0%
    PICC Property & Casualty Co., Ltd. Class H                     916,388  1,479,144       0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H             813,000  4,279,238       0.4%
    Poly Culture Group Corp., Ltd. Class H                          19,200     51,811       0.0%
#*  Poly Property Group Co., Ltd.                                  889,111    281,126       0.0%
    Pou Sheng International Holdings, Ltd.                         403,687    126,686       0.0%
    Powerlong Real Estate Holdings, Ltd.                           493,000    167,319       0.0%
*   Prosperity International Holdings HK, Ltd.                     700,000     12,806       0.0%
*   PW Medtech Group, Ltd.                                         223,000     69,696       0.0%
    Qingdao Port International Co., Ltd. Class H                    23,000     14,059       0.0%
    Qingling Motors Co., Ltd. Class H                              186,000     57,210       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                              33,000      8,078       0.0%
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.                        24,300      8,381       0.0%
*   Qunxing Paper Holdings Co., Ltd.                               124,416      6,064       0.0%
    Real Nutriceutical Group, Ltd.                                 445,000     37,226       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                          6,579,854    170,362       0.0%
    Road King Infrastructure, Ltd.                                  98,000     83,154       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          344,000     53,652       0.0%
*   Scud Group, Ltd.                                               206,000      5,179       0.0%
*   Semiconductor Manufacturing International Corp.              5,259,000    636,905       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
CHINA -- (Continued)
*   Semiconductor Manufacturing International Corp. ADR             35,721 $   215,755       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                 105,500      90,972       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        284,000     184,897       0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H         30,000      25,240       0.0%
#   Shanghai Industrial Urban Development Group, Ltd.              636,000     161,123       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      138,000      40,137       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     278,000      59,010       0.0%
*   Shanghai Zendai Property, Ltd.                                 205,000       4,039       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          144,000       7,883       0.0%
    Shenguan Holdings Group, Ltd.                                  550,000      44,575       0.0%
    Shenzhen Expressway Co., Ltd. Class H                          214,000     214,456       0.0%
    Shenzhen International Holdings, Ltd.                          239,871     370,411       0.1%
    Shenzhen Investment, Ltd.                                      977,078     425,871       0.1%
#   Shenzhou International Group Holdings, Ltd.                     96,000     635,865       0.1%
    Shimao Property Holdings, Ltd.                                 573,356     764,787       0.1%
*   Shougang Concord International Enterprises Co., Ltd.         1,692,000      54,220       0.0%
    Shougang Fushan Resources Group, Ltd.                        1,016,000     219,663       0.0%
#   Shui On Land, Ltd.                                           1,537,521     380,240       0.1%
*   Shunfeng International Clean Energy, Ltd.                      438,000      37,148       0.0%
    Sichuan Expressway Co., Ltd. Class H                           284,000     114,040       0.0%
    Sino Biopharmaceutical, Ltd.                                 1,003,000     701,052       0.1%
#*  Sino Oil And Gas Holdings, Ltd.                              4,435,000     109,442       0.0%
    Sino-Ocean Land Holdings, Ltd.                                 877,003     364,252       0.1%
#   Sinofert Holdings, Ltd.                                        996,000     130,704       0.0%
*   Sinolink Worldwide Holdings, Ltd.                              322,000      37,644       0.0%
    SinoMedia Holding, Ltd.                                        118,644      28,722       0.0%
#   Sinopec Kantons Holdings, Ltd.                                 198,000      92,836       0.0%
*   Sinopec Oilfield Service Corp. Class H                         358,000      74,204       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H               186,000      94,814       0.0%
    Sinopharm Group Co., Ltd. Class H                              181,200     879,907       0.1%
#   Sinosoft Technology Group, Ltd.                                148,800      64,879       0.0%
#*  Sinotrans Shipping, Ltd.                                       573,173      92,903       0.0%
    Sinotrans, Ltd. Class H                                        512,000     240,435       0.0%
    Sinotruk Hong Kong, Ltd.                                       263,500     145,460       0.0%
    Skyworth Digital Holdings, Ltd.                                535,271     345,502       0.0%
#   SMI Holdings Group, Ltd.                                       408,000      38,911       0.0%
#   SOHO China, Ltd.                                               908,912     468,678       0.1%
*   Sound Global, Ltd.                                              47,000      11,750       0.0%
*   Sparkle Roll Group, Ltd.                                       456,000      39,877       0.0%
    Springland International Holdings, Ltd.                        136,000      21,217       0.0%
#*  SPT Energy Group, Inc.                                         270,000      24,880       0.0%
*   SRE Group, Ltd.                                              2,226,857      65,284       0.0%
    SSY Group, Ltd.                                                799,719     270,875       0.0%
    Sun Art Retail Group, Ltd.                                     644,500     453,973       0.1%
#   Sunac China Holdings, Ltd.                                     631,000     430,647       0.1%
    Sunny Optical Technology Group Co., Ltd.                       163,000     794,926       0.1%
    TCC International Holdings, Ltd.                               620,692     157,500       0.0%
#*  TCL Multimedia Technology Holdings, Ltd.                        88,000      44,498       0.0%
#   Technovator International, Ltd.                                 76,000      31,347       0.0%
    Tencent Holdings, Ltd.                                         658,300  17,446,478       1.6%
    Tenfu Cayman Holdings Co., Ltd.                                 34,000      11,126       0.0%
#   Texhong Textile Group, Ltd.                                    125,000     176,012       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
CHINA -- (Continued)
#   Tian An China Investment Co., Ltd.                              62,000 $ 33,062       0.0%
    Tian Shan Development Holdings, Ltd.                           104,000   38,195       0.0%
    Tiangong International Co., Ltd.                               536,000   67,659       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                       40,000   22,323       0.0%
    Tianjin Development Holdings, Ltd.                              80,000   38,280       0.0%
    Tianjin Port Development Holdings, Ltd.                        744,000  113,907       0.0%
    Tianneng Power International, Ltd.                             240,000  216,650       0.0%
*   Tianyi Summi Holdings, Ltd.                                    108,000   15,287       0.0%
#   Tingyi Cayman Islands Holding Corp.                            604,000  651,114       0.1%
    Tomson Group, Ltd.                                              74,393   24,638       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                   133,000  243,246       0.0%
#   Tongda Group Holdings, Ltd.                                  1,160,000  306,096       0.0%
    Tonly Electronics Holdings, Ltd.                                22,200   11,718       0.0%
#   Towngas China Co., Ltd.                                        357,000  200,866       0.0%
    TPV Technology, Ltd.                                           401,412   76,521       0.0%
#   Travelsky Technology, Ltd. Class H                             146,500  312,567       0.0%
    Trigiant Group, Ltd.                                           190,000   30,569       0.0%
    Truly International Holdings, Ltd.                             641,140  250,739       0.0%
#   Uni-President China Holdings, Ltd.                             224,966  152,031       0.0%
*   United Energy Group, Ltd.                                    1,616,000   97,369       0.0%
#*  Universal Health International Group Holding, Ltd.             392,000   17,644       0.0%
#*  V1 Group, Ltd.                                                 746,000   36,975       0.0%
#   Want Want China Holdings, Ltd.                               1,044,000  635,552       0.1%
#   Wasion Group Holdings, Ltd.                                    144,000   84,621       0.0%
    Weichai Power Co., Ltd. Class H                                224,560  338,767       0.0%
    Weiqiao Textile Co. Class H                                    172,500  114,968       0.0%
    Welling Holding, Ltd.                                          450,800   89,896       0.0%
#*  West China Cement, Ltd.                                        636,000   64,706       0.0%
    Xiamen International Port Co., Ltd. Class H                    360,000   77,275       0.0%
#*  Xinchen China Power Holdings, Ltd.                             128,000   22,318       0.0%
    Xingda International Holdings, Ltd.                            363,000  150,744       0.0%
*   Xinhua Winshare Publishing and Media Co., Ltd. Class H          75,000   76,442       0.0%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H        56,000   77,204       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H              236,000   25,756       0.0%
#   Xinyi Solar Holdings, Ltd.                                     722,000  267,469       0.0%
*   Xiwang Special Steel Co., Ltd.                                 160,000   15,672       0.0%
    XTEP International Holdings, Ltd.                               90,500   40,061       0.0%
*   Yanchang Petroleum International, Ltd.                       2,200,000   61,598       0.0%
#   Yanzhou Coal Mining Co., Ltd. Class H                          226,000  167,374       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     17,888  132,729       0.0%
#   Yashili International Holdings, Ltd.                            91,000   18,482       0.0%
    Yida China Holdings, Ltd.                                       36,000   14,745       0.0%
    Yingde Gases Group Co., Ltd.                                   465,000  187,483       0.0%
    Yip's Chemical Holdings, Ltd.                                   88,000   35,687       0.0%
*   Youyuan International Holdings, Ltd.                            90,920   20,990       0.0%
*   Yuanda China Holdings, Ltd.                                    334,000    8,643       0.0%
    Yuexiu Property Co., Ltd.                                    3,067,292  449,365       0.1%
#   Yuexiu Transport Infrastructure, Ltd.                          198,752  136,107       0.0%
    Yuzhou Properties Co., Ltd.                                    581,200  215,699       0.0%
#*  Zall Group, Ltd.                                               186,000  126,869       0.0%
#   Zhaojin Mining Industry Co., Ltd. Class H                      105,000  107,797       0.0%
    Zhejiang Expressway Co., Ltd. Class H                          370,000  387,371       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
CHINA -- (Continued)
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         37,200 $     18,466       0.0%
*   Zhong An Real Estate, Ltd.                                     245,000       23,043       0.0%
    Zhongsheng Group Holdings, Ltd.                                244,500      244,115       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd.                           82,750      400,125       0.1%
    Zijin Mining Group Co., Ltd. Class H                           502,000      159,543       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                      318,200      115,798       0.0%
#   ZTE Corp. Class H                                               82,720      113,654       0.0%
                                                                           ------------      ----
TOTAL CHINA                                                                 146,114,835      13.6%
                                                                           ------------      ----
COLOMBIA -- (0.5%)
    Almacenes Exito SA                                              89,952      448,746       0.1%
    Banco de Bogota SA                                               6,775      139,881       0.0%
    Bancolombia SA                                                  61,098      538,482       0.1%
    Bancolombia SA Sponsored ADR                                    24,147      924,347       0.1%
    Celsia SA ESP                                                  129,994      175,312       0.0%
    Cementos Argos SA                                               62,529      247,472       0.0%
*   Cemex Latam Holdings SA                                         81,853      304,351       0.0%
    Constructora Conconcreto SA                                      2,809        1,000       0.0%
    Corp. Financiera Colombiana SA                                  14,997      185,938       0.0%
*   Ecopetrol SA                                                 1,443,837      629,054       0.1%
#*  Ecopetrol SA Sponsored ADR                                      35,723      310,433       0.0%
    Empresa de Energia de Bogota SA ESP                            339,656      214,630       0.0%
    Empresa de Telecomunicaciones de Bogota                        193,442       37,894       0.0%
    Grupo Aval Acciones y Valores SA                                12,451      101,974       0.0%
    Grupo de Inversiones Suramericana SA                            33,797      435,897       0.0%
    Grupo Nutresa SA                                                43,713      366,071       0.0%
    Interconexion Electrica SA ESP                                 136,072      452,098       0.1%
    Mineros SA                                                       5,269        3,680       0.0%
                                                                           ------------      ----
TOTAL COLOMBIA                                                                5,517,260       0.5%
                                                                           ------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                        63,342    1,194,706       0.1%
    Komercni banka A.S.                                             11,660      426,641       0.1%
    O2 Czech Republic A.S.                                          19,413      178,101       0.0%
    Pegas Nonwovens SA                                               4,854      155,726       0.0%
    Unipetrol A.S.                                                  17,641      131,899       0.0%
                                                                           ------------      ----
TOTAL CZECH REPUBLIC                                                          2,087,073       0.2%
                                                                           ------------      ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt SAE GDR                    213,565      944,170       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR                  1,061        1,952       0.0%
*   Global Telecom Holding SAE GDR                                 128,853      264,193       0.0%
                                                                           ------------      ----
TOTAL EGYPT                                                                   1,210,315       0.1%
                                                                           ------------      ----
GREECE -- (0.2%)
    Aegean Airlines SA                                              14,009       90,245       0.0%
*   Alpha Bank AE                                                   11,944       20,422       0.0%
    Athens Water Supply & Sewage Co. SA (The)                        9,282       54,955       0.0%
    Bank of Greece                                                      93        1,037       0.0%
*   Ellaktor SA                                                     37,044       50,349       0.0%
*   FF Group                                                        11,777      282,055       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GREECE -- (Continued)
*   Fourlis Holdings SA                                           16,770 $   71,592       0.0%
*   GEK Terna Holding Real Estate Construction SA                 19,516     45,171       0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                 17,189     84,869       0.0%
*   Hellenic Petroleum SA                                         13,422     61,372       0.0%
    Hellenic Telecommunications Organization SA                   61,926    567,877       0.1%
*   Intracom Holdings SA                                          23,370      8,355       0.0%
    JUMBO SA                                                      30,650    435,546       0.1%
*   Lamda Development SA                                          10,911     59,062       0.0%
*   Marfin Investment Group Holdings SA                          371,966     53,417       0.0%
    Metka Industrial - Construction SA                            13,580    114,133       0.0%
    Motor Oil Hellas Corinth Refineries SA                        20,574    246,353       0.0%
*   Mytilineos Holdings SA                                         9,396     53,617       0.0%
*   National Bank of Greece SA                                    18,817      3,849       0.0%
*   Piraeus Bank SA                                                3,803        629       0.0%
    Piraeus Port Authority SA                                        988     13,667       0.0%
*   Public Power Corp. SA                                         23,407     76,472       0.0%
    Terna Energy SA                                               15,305     46,699       0.0%
    Titan Cement Co. SA                                            9,067    210,599       0.0%
                                                                         ----------       ---
TOTAL GREECE                                                              2,652,342       0.3%
                                                                         ----------       ---
HONG KONG -- (0.0%)
    SITC International Holdings Co., Ltd.                        228,000    134,824       0.0%
                                                                         ----------       ---
HUNGARY -- (0.4%)
#*  FHB Mortgage Bank P.L.C.                                       6,863     12,232       0.0%
    Magyar Telekom Telecommunications P.L.C.                     257,469    425,691       0.1%
    MOL Hungarian Oil & Gas P.L.C.                                21,091  1,352,781       0.1%
    OTP Bank P.L.C.                                               77,999  2,185,855       0.2%
                                                                         ----------       ---
TOTAL HUNGARY                                                             3,976,559       0.4%
                                                                         ----------       ---
INDIA -- (11.0%)
*   3M India, Ltd.                                                   434     86,297       0.0%
    Aarti Industries                                              15,895    180,257       0.0%
    ABB India, Ltd.                                                6,497    107,002       0.0%
    ACC, Ltd.                                                     17,177    390,676       0.1%
    Adani Enterprises, Ltd.                                       75,237     75,528       0.0%
    Adani Ports & Special Economic Zone, Ltd.                    263,883  1,203,797       0.1%
*   Adani Power, Ltd.                                            523,616    214,128       0.0%
*   Adani Transmissions, Ltd.                                     75,237     51,177       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                        134,550    330,084       0.0%
    Aditya Birla Nuvo, Ltd.                                       26,855    559,211       0.1%
    Aegis Logistics, Ltd.                                         72,100    170,973       0.0%
    Agro Tech Foods, Ltd.                                          1,273      9,254       0.0%
    AIA Engineering, Ltd.                                         18,211    350,632       0.1%
    Ajanta Pharma, Ltd.                                           12,996    399,464       0.1%
    Akzo Nobel India, Ltd.                                         6,702    166,044       0.0%
    Alembic Pharmaceuticals, Ltd.                                 27,495    274,653       0.0%
*   Allahabad Bank                                                86,468     97,574       0.0%
    Allcargo Logistics, Ltd.                                      28,076     79,637       0.0%
*   Alok Industries, Ltd.                                         83,809      4,335       0.0%
    Amara Raja Batteries, Ltd.                                    18,632    287,368       0.0%
    Ambuja Cements, Ltd.                                         169,579    608,708       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
INDIA -- (Continued)
*   Amtek Auto, Ltd.                                              52,973 $   34,688       0.0%
    Anant Raj, Ltd.                                               45,218     37,324       0.0%
    Andhra Bank                                                  120,102    101,584       0.0%
    Apar Industries, Ltd.                                          7,842     69,382       0.0%
    Apollo Tyres, Ltd.                                           164,832    497,566       0.1%
*   Arvind Infrastructure, Ltd.                                    7,671     10,964       0.0%
    Arvind, Ltd.                                                  84,021    523,685       0.1%
    Asahi India Glass, Ltd.                                        9,483     27,425       0.0%
    Ashok Leyland, Ltd.                                          229,295    313,924       0.0%
    Ashoka Buildcon, Ltd.                                         13,901     34,082       0.0%
    Asian Paints, Ltd.                                            87,242  1,405,711       0.1%
    Astral Polytechnik, Ltd.                                       3,489     23,395       0.0%
    Atul, Ltd.                                                     6,866    239,874       0.0%
    Axis Bank, Ltd.                                              267,620  1,954,041       0.2%
    Bajaj Auto, Ltd.                                              36,959  1,567,838       0.2%
    Bajaj Corp., Ltd.                                             29,693    181,770       0.0%
    Bajaj Electricals, Ltd.                                        7,154     28,636       0.0%
    Bajaj Finance, Ltd.                                           92,410  1,494,851       0.2%
    Bajaj Finserv, Ltd.                                           19,590  1,003,598       0.1%
*   Bajaj Hindusthan Sugar, Ltd.                                 170,130     43,212       0.0%
    Bajaj Holdings & Investment, Ltd.                             15,624    519,061       0.1%
    Balkrishna Industries, Ltd.                                   22,976    367,787       0.1%
    Ballarpur Industries, Ltd.                                   146,169     36,671       0.0%
    Balmer Lawrie & Co., Ltd.                                      7,131     83,878       0.0%
    Balrampur Chini Mills, Ltd.                                   57,266    100,086       0.0%
*   Bank of Baroda                                               144,312    336,232       0.0%
*   Bank of India                                                 64,420    110,705       0.0%
*   Bank Of Maharashtra                                           36,741     17,176       0.0%
    Bannari Amman Sugars, Ltd.                                       894     27,183       0.0%
    BASF India, Ltd.                                               3,970     73,873       0.0%
    Bata India, Ltd.                                              24,470    176,321       0.0%
    BEML, Ltd.                                                     8,527    120,047       0.0%
    Berger Paints India, Ltd.                                    106,165    411,664       0.1%
*   BGR Energy Systems, Ltd.                                       7,400     12,974       0.0%
    Bharat Forge, Ltd.                                            67,209    888,045       0.1%
    Bharat Petroleum Corp., Ltd.                                 103,816  1,041,540       0.1%
    Bharti Airtel, Ltd.                                          330,719  1,579,349       0.2%
    Biocon, Ltd.                                                  37,418    518,531       0.1%
    Birla Corp., Ltd.                                              9,090    108,152       0.0%
    Blue Star, Ltd.                                               16,170    137,124       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                       56,090     48,538       0.0%
    Bosch, Ltd.                                                      761    250,127       0.0%
    Brigade Enterprises, Ltd.                                     10,446     27,869       0.0%
    Britannia Industries, Ltd.                                     4,416    219,602       0.0%
    Cairn India, Ltd.                                            219,928    741,526       0.1%
    Can Fin Homes, Ltd.                                            3,033     84,946       0.0%
*   Canara Bank                                                   57,905    272,281       0.0%
    Carborundum Universal, Ltd.                                   35,694    152,003       0.0%
    CCL Products India, Ltd.                                      31,588    119,503       0.0%
    Ceat, Ltd.                                                    13,404    243,419       0.0%
*   Central Bank of India                                         11,433     15,844       0.0%
    Century Plyboards India, Ltd.                                 37,659    141,521       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Century Textiles & Industries, Ltd.                           12,149 $171,635       0.0%
    Cera Sanitaryware, Ltd.                                        1,579   62,875       0.0%
    CESC, Ltd.                                                    37,489  351,869       0.1%
    Chambal Fertilizers and Chemicals, Ltd.                       85,754   82,499       0.0%
    Chennai Petroleum Corp., Ltd.                                 27,882  118,409       0.0%
*   Chennai Super Kings Cricket, Ltd.                            130,176      822       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                15,647  275,925       0.0%
    City Union Bank, Ltd.                                         48,696  109,071       0.0%
    Clariant Chemicals India, Ltd.                                 4,445   53,906       0.0%
    Colgate-Palmolive India, Ltd.                                 34,720  504,491       0.1%
    Container Corp. Of India, Ltd.                                12,541  257,820       0.0%
    Coromandel International, Ltd.                                43,846  187,404       0.0%
*   Corp. Bank                                                    99,087   63,287       0.0%
    Cox & Kings, Ltd.                                             51,200  174,074       0.0%
    Credit Analysis & Research, Ltd.                               8,973  201,296       0.0%
    CRISIL, Ltd.                                                   8,791  294,772       0.0%
*   Crompton Greaves Consumer Electricals, Ltd.                  196,701  544,784       0.1%
*   Crompton Greaves, Ltd.                                       196,701  226,186       0.0%
    Cummins India, Ltd.                                           15,021  193,319       0.0%
    Cyient, Ltd.                                                  22,530  167,917       0.0%
    Dalmia Bharat, Ltd.                                           25,540  782,470       0.1%
    DB Corp., Ltd.                                                 3,444   20,027       0.0%
*   DB Realty, Ltd.                                               62,003   44,658       0.0%
*   DCB Bank, Ltd.                                               106,692  210,785       0.0%
    DCM Shriram, Ltd.                                             29,728  115,929       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.               12,197   40,320       0.0%
*   DEN Networks, Ltd.                                            39,169   45,517       0.0%
*   Dena Bank                                                    122,178   69,608       0.0%
    Dewan Housing Finance Corp., Ltd.                             88,918  438,809       0.1%
*   Dish TV India, Ltd.                                          176,773  264,489       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                     49,414  183,043       0.0%
    Divi's Laboratories, Ltd.                                     41,416  797,586       0.1%
    DLF, Ltd.                                                     97,179  219,060       0.0%
*   Dynamatic Technologies, Ltd.                                   1,869   91,638       0.0%
    eClerx Services, Ltd.                                         12,563  286,779       0.0%
    Edelweiss Financial Services, Ltd.                           182,269  338,117       0.0%
    Eicher Motors, Ltd.                                            2,590  929,346       0.1%
*   EID Parry India, Ltd.                                         39,453  159,058       0.0%
    EIH, Ltd.                                                     44,017   73,556       0.0%
    Emami, Ltd.                                                   24,719  443,476       0.1%
    Engineers India, Ltd.                                         54,321  220,879       0.0%
    Entertainment Network India, Ltd.                              2,514   29,472       0.0%
*   Eros International Media, Ltd.                                11,209   33,295       0.0%
    Escorts, Ltd.                                                 45,037  253,720       0.0%
    Essel Propack, Ltd.                                           39,874  144,443       0.0%
    Exide Industries, Ltd.                                       130,472  388,462       0.1%
    FAG Bearings India, Ltd.                                       3,338  223,882       0.0%
    FDC, Ltd.                                                     22,498   76,852       0.0%
    Federal Bank, Ltd.                                           593,955  731,579       0.1%
*   Federal-Mogul Goetze India, Ltd.                               3,768   27,176       0.0%
    Finolex Cables, Ltd.                                          37,138  250,478       0.0%
    Finolex Industries, Ltd.                                      22,600  157,335       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
INDIA -- (Continued)
*   Firstsource Solutions, Ltd.                                  142,208 $   86,093       0.0%
*   Future Consumer, Ltd.                                        202,801     69,573       0.0%
    Future Enterprises, Ltd.                                      74,309     19,107       0.0%
*   Future Retail Ltd.                                            74,309    188,147       0.0%
    Gabriel India, Ltd.                                           42,474     81,874       0.0%
    GAIL India, Ltd.                                              96,597    624,114       0.1%
    Gateway Distriparks, Ltd.                                     49,751    186,383       0.0%
*   GE Power India, Ltd.                                           8,386     65,697       0.0%
    GE T&D India, Ltd.                                             3,465     17,666       0.0%
    GIC Housing Finance, Ltd.                                     12,531     64,149       0.0%
    Gillette India, Ltd.                                             610     39,142       0.0%
*   Global Offshore Services, Ltd.                                 5,814     10,890       0.0%
*   GMR Infrastructure, Ltd.                                     731,708    150,880       0.0%
    Godrej Consumer Products, Ltd.                                32,336    774,570       0.1%
    Godrej Industries, Ltd.                                       28,014    183,434       0.0%
*   Godrej Properties, Ltd.                                       25,977    141,812       0.0%
    Granules India, Ltd.                                          66,237    121,946       0.0%
    Graphite India, Ltd.                                          13,004     15,391       0.0%
    Grasim Industries, Ltd.                                       19,035    275,871       0.0%
    Great Eastern Shipping Co., Ltd. (The)                        40,071    224,999       0.0%
    Greaves Cotton, Ltd.                                          54,231    112,149       0.0%
    Gruh Finance, Ltd.                                            59,739    302,048       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                            10,847     66,904       0.0%
    Gujarat Fluorochemicals, Ltd.                                 12,879    101,172       0.0%
    Gujarat Gas, Ltd.                                             14,084    121,179       0.0%
    Gujarat Mineral Development Corp., Ltd.                       44,395     75,651       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.          14,377     60,780       0.0%
    Gujarat Pipavav Port, Ltd.                                    71,486    179,095       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                   73,343    106,939       0.0%
    Gujarat State Petronet, Ltd.                                 106,230    252,679       0.0%
*   GVK Power & Infrastructure, Ltd.                             350,798     35,188       0.0%
*   Hathway Cable & Datacom, Ltd.                                113,680     52,393       0.0%
    Havells India, Ltd.                                          119,247    727,985       0.1%
*   HCL Infosystems, Ltd.                                         59,391     47,492       0.0%
    HCL Technologies, Ltd.                                       173,864  1,998,204       0.2%
    HDFC Bank, Ltd.                                              193,056  3,618,070       0.4%
    HEG, Ltd.                                                      2,331      6,080       0.0%
*   HeidelbergCement India, Ltd.                                  39,068     84,906       0.0%
    Hero MotoCorp, Ltd.                                           29,492  1,480,324       0.2%
*   Hexa Tradex, Ltd.                                              6,867      2,173       0.0%
    Hexaware Technologies, Ltd.                                   80,122    245,742       0.0%
*   Himachal Futuristic Communications, Ltd.                     275,133     63,524       0.0%
    Hindalco Industries, Ltd.                                    503,931  1,130,707       0.1%
*   Hindustan Construction Co., Ltd.                             110,597     60,216       0.0%
    Hindustan Petroleum Corp., Ltd.                               95,553    667,973       0.1%
    Hindustan Unilever, Ltd.                                     167,257  2,103,099       0.2%
    Honeywell Automation India, Ltd.                                 764    103,618       0.0%
*   Housing Development & Infrastructure, Ltd.                   191,173    236,367       0.0%
    Housing Development Finance Corp., Ltd.                       26,116    539,150       0.1%
    HSIL, Ltd.                                                    16,110     84,539       0.0%
    HT Media, Ltd.                                                27,555     38,162       0.0%
    Huhtamaki PPL, Ltd.                                            4,221     18,316       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
INDIA -- (Continued)
    ICICI Bank, Ltd.                                             218,285 $  907,287       0.1%
    ICICI Bank, Ltd. Sponsored ADR                               150,395  1,246,775       0.1%
    ICRA, Ltd.                                                       195     12,536       0.0%
*   IDBI Bank, Ltd.                                              160,332    176,737       0.0%
    Idea Cellular, Ltd.                                          552,762    635,959       0.1%
    IDFC Bank, Ltd.                                               88,855    106,122       0.0%
*   IDFC, Ltd.                                                    88,855     92,200       0.0%
*   IFB Industries, Ltd.                                           3,858     31,137       0.0%
    IFCI, Ltd.                                                   442,086    172,304       0.0%
    IIFL Holdings, Ltd.                                          110,552    544,223       0.1%
    IL&FS Transportation Networks, Ltd.                           25,540     42,809       0.0%
    India Cements, Ltd. (The)                                    130,176    309,033       0.0%
    Indiabulls Housing Finance, Ltd.                              95,664  1,214,368       0.1%
    Indian Bank                                                   61,452    211,244       0.0%
    Indian Hotels Co., Ltd. (The)                                144,123    254,918       0.0%
    Indian Oil Corp., Ltd.                                       274,606  1,330,416       0.1%
*   Indian Overseas Bank                                         159,455     63,795       0.0%
    Indoco Remedies, Ltd.                                         16,097     68,948       0.0%
    Indraprastha Gas, Ltd.                                        17,030    217,735       0.0%
    IndusInd Bank, Ltd.                                           58,849  1,055,058       0.1%
    Infosys, Ltd.                                                492,849  7,391,249       0.7%
    Infosys, Ltd. Sponsored ADR                                   94,315  1,439,247       0.2%
    Ingersoll-Rand India, Ltd.                                     3,519     38,296       0.0%
*   Inox Leisure, Ltd.                                             9,791     36,582       0.0%
*   Intellect Design Arena, Ltd.                                  18,050     50,799       0.0%
    IRB Infrastructure Developers, Ltd.                           83,799    296,134       0.0%
*   ITD Cementation India, Ltd.                                   17,120     38,057       0.0%
    J Kumar Infraprojects, Ltd.                                    4,145     13,451       0.0%
    Jagran Prakashan, Ltd.                                        59,409    176,013       0.0%
    Jain Irrigation Systems, Ltd.                                207,676    333,022       0.0%
*   Jaiprakash Power Ventures, Ltd.                              256,079     17,639       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                             155,397    158,945       0.0%
*   Jaypee Infratech, Ltd.                                       255,716     35,448       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                          17,809    103,285       0.0%
    JBF Industries, Ltd.                                          18,685     68,079       0.0%
    Jindal Poly Films, Ltd.                                        2,316     14,669       0.0%
    Jindal Saw, Ltd.                                              96,252     92,654       0.0%
*   Jindal Steel & Power, Ltd.                                   163,456    184,789       0.0%
*   JITF Infralogistics, Ltd.                                      8,904      5,472       0.0%
    JK Cement, Ltd.                                                9,514    135,812       0.0%
    JK Lakshmi Cement, Ltd.                                       21,717    161,155       0.0%
    JK Tyre & Industries, Ltd.                                    53,863    114,663       0.0%
    JM Financial, Ltd.                                           170,350    224,909       0.0%
    JSW Energy, Ltd.                                             310,323    305,715       0.0%
*   JSW Holdings, Ltd.                                             1,476     27,200       0.0%
    JSW Steel, Ltd.                                               68,131  1,687,103       0.2%
    Jubilant Foodworks, Ltd.                                      10,269    154,807       0.0%
    Jubilant Life Sciences, Ltd.                                  23,150    238,605       0.0%
    Just Dial, Ltd.                                               10,150     64,898       0.0%
    Jyothy Laboratories, Ltd.                                     18,325     98,310       0.0%
    Kajaria Ceramics, Ltd.                                        52,798    494,312       0.1%
    Kalpataru Power Transmission, Ltd.                            29,121    111,640       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
INDIA -- (Continued)
    Kansai Nerolac Paints, Ltd.                                   50,154 $  288,845       0.0%
    Karnataka Bank, Ltd. (The)                                    62,734    114,913       0.0%
    Karur Vysya Bank, Ltd. (The)                                  33,205    241,188       0.0%
    Kaveri Seed Co., Ltd.                                         18,752    121,810       0.0%
    KEC International, Ltd.                                       50,704     96,187       0.0%
*   Kesoram Industries, Ltd.                                       5,466     14,307       0.0%
    Kirloskar Oil Engines, Ltd.                                   35,745    183,397       0.0%
    Kitex Garments, Ltd.                                          14,215    109,710       0.0%
    Kolte-Patil Developers, Ltd.                                  12,988     25,163       0.0%
    Kotak Mahindra Bank, Ltd.                                     81,115    994,273       0.1%
    KPIT Technologies, Ltd.                                       80,994    173,805       0.0%
    KRBL, Ltd.                                                    30,154    110,600       0.0%
    L&T Finance Holdings, Ltd.                                   172,874    278,553       0.0%
    Lakshmi Machine Works, Ltd.                                    1,990    127,495       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                50,229    115,477       0.0%
    LIC Housing Finance, Ltd.                                    141,823  1,251,060       0.1%
    Maharashtra Seamless, Ltd.                                    11,573     45,593       0.0%
*   Mahindra CIE Automotive, Ltd.                                 35,615    105,874       0.0%
    Manappuram Finance, Ltd.                                     176,228    271,096       0.0%
    Marico, Ltd.                                                 180,600    751,239       0.1%
    Marksans Pharma, Ltd.                                         93,249     73,000       0.0%
    McLeod Russel India, Ltd.                                     29,962     76,433       0.0%
    Merck, Ltd.                                                    4,599     58,042       0.0%
    MindTree, Ltd.                                                66,862    441,117       0.1%
    MOIL, Ltd.                                                     7,800     38,359       0.0%
    Monsanto India, Ltd.                                           1,594     56,050       0.0%
    Motherson Sumi Systems, Ltd.                                 127,020    631,118       0.1%
    Motilal Oswal Financial Services, Ltd.                         3,427     30,504       0.0%
    Mphasis, Ltd.                                                 40,894    314,677       0.0%
    MRF, Ltd.                                                        684    489,809       0.1%
    Muthoot Finance, Ltd.                                         15,787     86,305       0.0%
    National Aluminium Co., Ltd.                                 228,259    187,065       0.0%
    Navneet Education Ltd, Ltd.                                   34,539     57,886       0.0%
    NCC, Ltd.                                                    246,466    342,432       0.1%
    NESCO, Ltd.                                                      447     13,188       0.0%
    Nestle India, Ltd.                                             5,986    621,704       0.1%
    NHPC, Ltd.                                                   549,770    219,855       0.0%
    NIIT Technologies, Ltd.                                       25,234    155,200       0.0%
*   NIIT, Ltd.                                                    23,857     30,722       0.0%
    NTPC, Ltd.                                                   229,194    515,827       0.1%
    Oberoi Realty, Ltd.                                           43,536    234,811       0.0%
    OCL India, Ltd.                                                2,401     33,974       0.0%
    Omaxe, Ltd.                                                   36,339     92,248       0.0%
    OnMobile Global, Ltd.                                         19,097     32,461       0.0%
    Oracle Financial Services Software, Ltd.                       6,147    295,559       0.0%
    Orient Cement Ltd.                                            16,427     44,051       0.0%
    Oriental Bank of Commerce                                     33,504     64,667       0.0%
    Page Industries, Ltd.                                          2,239    551,971       0.1%
*   Parsvnath Developers, Ltd.                                    25,750      5,301       0.0%
    PC Jeweller, Ltd.                                             29,927    228,775       0.0%
    Peninsula Land, Ltd.                                          17,769      5,484       0.0%
    Persistent Systems, Ltd.                                      17,337    171,167       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Petronet LNG, Ltd.                                           107,611 $625,862       0.1%
    Phoenix Mills, Ltd. (The)                                     15,628   88,543       0.0%
    PI Industries, Ltd.                                           33,139  429,544       0.1%
    Pidilite Industries, Ltd.                                     49,845  542,242       0.1%
*   Polaris Consulting & Services, Ltd.                            2,125    5,126       0.0%
    Power Finance Corp., Ltd.                                    286,692  536,415       0.1%
    Power Grid Corp. of India, Ltd.                              293,441  767,600       0.1%
    Praj Industries, Ltd.                                         45,290   56,993       0.0%
    Prestige Estates Projects, Ltd.                               32,407   93,998       0.0%
*   Prism Cement, Ltd.                                            30,789   49,311       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                   2,802  294,986       0.0%
    PTC India Financial Services, Ltd.                           117,889   69,207       0.0%
    PTC India, Ltd.                                              143,472  159,607       0.0%
*   Punj Lloyd, Ltd.                                                 880      301       0.0%
*   Punjab National Bank                                          10,000   21,758       0.0%
    Puravankara Projects, Ltd.                                    19,821   14,456       0.0%
    PVR, Ltd.                                                     15,671  287,189       0.0%
    Rain Industries, Ltd.                                         82,651   65,013       0.0%
    Rajesh Exports, Ltd.                                           6,584   47,341       0.0%
    Rallis India, Ltd.                                            30,834  104,084       0.0%
    Ramco Cements, Ltd. (The)                                     34,166  324,495       0.0%
    Ratnamani Metals & Tubes, Ltd.                                 3,628   35,265       0.0%
*   RattanIndia Power, Ltd.                                      192,681   24,643       0.0%
    Raymond, Ltd.                                                 17,048  158,342       0.0%
    Redington India, Ltd.                                        116,472  183,790       0.0%
*   REI Agro, Ltd.                                               150,380    1,463       0.0%
    Relaxo Footwears, Ltd.                                        14,942   97,558       0.0%
    Reliance Capital, Ltd.                                        74,319  575,021       0.1%
*   Reliance Communications, Ltd.                                630,147  441,322       0.1%
*   Reliance Defence and Engineering, Ltd.                        43,598   39,213       0.0%
    Reliance Infrastructure, Ltd.                                 58,361  472,447       0.1%
    Reliance Power, Ltd.                                         421,912  296,616       0.0%
    Repco Home Finance, Ltd.                                      13,814  156,270       0.0%
*   Rolta India, Ltd.                                             64,030   60,719       0.0%
*   Ruchi Soya Industries, Ltd.                                   54,303   18,810       0.0%
    Rural Electrification Corp., Ltd.                            326,234  659,566       0.1%
    Sadbhav Engineering, Ltd.                                     16,500   69,453       0.0%
    Sanghvi Movers, Ltd.                                           5,653   23,479       0.0%
*   Shipping Corp. of India, Ltd.                                 91,299   93,620       0.0%
    Shree Cement, Ltd.                                             2,364  597,754       0.1%
    Shriram Transport Finance Co., Ltd.                           36,587  597,216       0.1%
*   Shyam Century Ferrous, Ltd.                                    6,270      693       0.0%
    Siemens, Ltd.                                                  6,749  120,175       0.0%
    Simplex Infrastructures, Ltd.                                  4,571   22,321       0.0%
    Sintex Industries, Ltd.                                      184,858  249,525       0.0%
*   SITI Networks, Ltd.                                           74,545   38,609       0.0%
    SJVN, Ltd.                                                   208,681  103,904       0.0%
    SKF India, Ltd.                                                6,173  129,719       0.0%
    SML ISUZU, Ltd.                                                2,236   44,663       0.0%
    Sobha, Ltd.                                                   31,119  132,087       0.0%
    Solar Industries India, Ltd.                                   4,895   49,566       0.0%
    Sona Koyo Steering Systems, Ltd.                              12,655   13,021       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
INDIA -- (Continued)
    Sonata Software, Ltd.                                         36,414 $   85,636       0.0%
    South Indian Bank, Ltd. (The)                                497,601    178,286       0.0%
    SREI Infrastructure Finance, Ltd.                            142,582    158,296       0.0%
    SRF, Ltd.                                                     11,737    320,240       0.0%
*   Star Ferro and Cement, Ltd.                                    6,270     10,802       0.0%
    State Bank of Bikaner & Jaipur                                 9,672    100,825       0.0%
    State Bank of India                                          204,732    789,025       0.1%
    State Bank of India GDR                                        2,394     91,133       0.0%
    State Bank of Travancore                                       7,047     57,779       0.0%
    Sterlite Technologies, Ltd.                                   93,582    148,453       0.0%
    Strides Arcolab, Ltd.                                          8,227    128,532       0.0%
    Sun TV Network, Ltd.                                          57,658    472,783       0.1%
    Sundaram Finance, Ltd.                                         3,857     80,484       0.0%
    Sundram Fasteners, Ltd.                                       46,822    226,368       0.0%
    Supreme Industries, Ltd.                                      22,231    298,592       0.0%
    Symphony, Ltd.                                                   486      9,304       0.0%
*   Syndicate Bank                                               123,713    136,565       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                            1,982     11,114       0.0%
    Tata Chemicals, Ltd.                                          57,988    470,914       0.1%
    Tata Communications, Ltd.                                     45,978    435,282       0.1%
    Tata Consultancy Services, Ltd.                              114,868  4,111,727       0.4%
    Tata Elxsi, Ltd.                                               4,542     88,343       0.0%
    Tata Global Beverages, Ltd.                                  215,107    448,698       0.1%
    Tata Power Co., Ltd.                                         447,432    522,898       0.1%
    Tata Sponge Iron, Ltd.                                         2,770     24,757       0.0%
    Tata Steel, Ltd.                                             147,785    896,118       0.1%
*   Tata Teleservices Maharashtra, Ltd.                          327,863     35,351       0.0%
*   TCI Express, Ltd.                                              8,425     36,076       0.0%
    Tech Mahindra, Ltd.                                          171,625  1,132,816       0.1%
    Techno Electric & Engineering Co., Ltd.                       10,652     50,491       0.0%
    Texmaco Rail & Engineering, Ltd.                              32,187     53,795       0.0%
    Thermax, Ltd.                                                  8,830    113,006       0.0%
    Tide Water Oil Co India, Ltd.                                    436     40,700       0.0%
    Timken India, Ltd.                                            12,027    106,159       0.0%
    Titagarh Wagons, Ltd.                                         39,663     69,307       0.0%
    Titan Co., Ltd.                                               85,114    485,859       0.1%
    Torrent Pharmaceuticals, Ltd.                                 22,559    478,074       0.1%
    Torrent Power, Ltd.                                           71,034    184,781       0.0%
    Transport Corp. of India, Ltd.                                16,849     46,715       0.0%
    Trent, Ltd.                                                   23,170     70,809       0.0%
*   Triveni Engineering & Industries, Ltd.                        29,052     26,527       0.0%
    Triveni Turbine, Ltd.                                         39,695     75,800       0.0%
    TTK Prestige, Ltd.                                             1,279    122,515       0.0%
    Tube Investments of India, Ltd.                               25,207    244,806       0.0%
*   TV18 Broadcast, Ltd.                                         347,748    234,480       0.0%
    TVS Motor Co., Ltd.                                          102,091    627,173       0.1%
*   UCO Bank                                                     126,036     66,206       0.0%
    Uflex, Ltd.                                                   15,527     74,261       0.0%
    UltraTech Cement, Ltd.                                        10,286    611,633       0.1%
    Union Bank of India                                           93,204    204,528       0.0%
*   Unitech, Ltd.                                                832,060     76,382       0.0%
    UPL, Ltd.                                                    199,417  2,075,428       0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    V-Guard Industries, Ltd.                                         52,530 $    166,047       0.0%
    VA Tech Wabag, Ltd.                                              16,956      128,915       0.0%
    Vakrangee, Ltd.                                                  70,431      265,922       0.0%
    Vardhman Textiles, Ltd.                                          11,921      202,940       0.0%
    Vedanta, Ltd.                                                   373,188    1,132,489       0.1%
*   Videocon Industries, Ltd.                                        56,769       88,484       0.0%
*   Vijaya Bank                                                     130,995       85,973       0.0%
    Vinati Organics, Ltd.                                             2,323       20,527       0.0%
    VIP Industries, Ltd.                                             19,148       41,912       0.0%
    Voltas, Ltd.                                                     51,194      295,267       0.0%
    WABCO India, Ltd.                                                 2,149      185,268       0.0%
    Welspun Corp., Ltd.                                              57,937       62,441       0.0%
*   Welspun Enterprises, Ltd.                                        26,652       25,514       0.0%
    Welspun India, Ltd.                                             187,140      163,858       0.0%
*   Whirlpool of India, Ltd.                                          7,599      130,245       0.0%
    Wipro, Ltd.                                                     137,756      960,235       0.1%
    Yes Bank, Ltd.                                                   75,068    1,421,164       0.2%
    Zee Entertainment Enterprises, Ltd.                              77,581      601,939       0.1%
    Zensar Technologies, Ltd.                                        12,367      171,652       0.0%
    Zydus Wellness, Ltd.                                              5,297       69,651       0.0%
                                                                            ------------      ----
TOTAL INDIA                                                                  123,007,600      11.4%
                                                                            ------------      ----
INDONESIA -- (3.5%)
    Ace Hardware Indonesia Tbk PT                                 5,324,100      348,541       0.0%
    Adaro Energy Tbk PT                                           9,807,600    1,190,651       0.1%
    Adhi Karya Persero Tbk PT                                     1,341,125      232,926       0.0%
*   Agung Podomoro Land Tbk PT                                    4,253,200       93,845       0.0%
    AKR Corporindo Tbk PT                                           478,500      259,745       0.0%
*   Alam Sutera Realty Tbk PT                                     6,658,200      228,596       0.0%
*   Aneka Tambang Persero Tbk PT                                  6,037,389      414,358       0.1%
    Arwana Citramulia Tbk PT                                      1,882,900       88,000       0.0%
    Asahimas Flat Glass Tbk PT                                        2,000        1,031       0.0%
    Astra Agro Lestari Tbk PT                                       166,467      194,498       0.0%
    Astra Graphia Tbk PT                                            236,000       36,391       0.0%
    Astra International Tbk PT                                    3,763,900    2,374,673       0.2%
*   Bakrie and Brothers Tbk PT                                   10,309,000       39,504       0.0%
*   Bakrie Telecom Tbk PT                                         4,450,000        3,410       0.0%
*   Bakrieland Development Tbk PT                                 8,497,250       32,562       0.0%
    Bank Bukopin Tbk                                              2,711,400      143,351       0.0%
    Bank Central Asia Tbk PT                                      2,241,600    2,665,139       0.3%
*   Bank CIMB Niaga Tbk PT                                          117,910        8,624       0.0%
    Bank Danamon Indonesia Tbk PT                                 1,374,842      406,602       0.0%
    Bank Mandiri Persero Tbk PT                                   1,257,872    1,107,995       0.1%
    Bank Negara Indonesia Persero Tbk PT                          1,698,200      724,984       0.1%
*   Bank Pan Indonesia Tbk PT                                     2,175,900      133,317       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          1,924,600      234,515       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     1,520,900       62,338       0.0%
*   Bank Permata Tbk PT                                              14,098          622       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                          3,096,400    2,891,323       0.3%
    Bank Tabungan Negara Persero Tbk PT                           3,110,173      454,923       0.1%
*   Bank Tabungan Pensiunan Nasional Tbk PT                         413,000       90,788       0.0%
*   Barito Pacific Tbk PT                                           711,500       77,434       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
INDONESIA -- (Continued)
*   Bayan Resources Tbk PT                                           13,000 $    6,490       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                         3,483,700     83,153       0.0%
*   Benakat Integra Tbk PT                                        5,686,600     21,796       0.0%
*   Berau Coal Energy Tbk PT                                        848,500      1,000       0.0%
*   Berlian Laju Tanker Tbk PT                                    2,525,666         --       0.0%
    BISI International Tbk PT                                       932,700    142,809       0.0%
    Bumi Serpong Damai Tbk PT                                     3,168,400    525,699       0.1%
    Charoen Pokphand Indonesia Tbk PT                             2,227,115    630,288       0.1%
    Ciputra Development Tbk PT                                    6,121,407    740,770       0.1%
    Ciputra Property Tbk PT                                       2,426,979    141,490       0.0%
    Ciputra Surya Tbk PT                                            520,008    121,333       0.0%
*   Citra Marga Nusaphala Persada Tbk PT                            754,375     87,685       0.0%
*   Delta Dunia Makmur Tbk PT                                       111,000      4,068       0.0%
*   Eagle High Plantations Tbk PT                                 7,343,000    107,338       0.0%
    Elnusa Tbk PT                                                 2,138,700     74,070       0.0%
*   Energi Mega Persada Tbk PT                                   19,727,600     75,596       0.0%
    Erajaya Swasembada Tbk PT                                       991,900     49,731       0.0%
    Fajar Surya Wisesa Tbk PT                                       146,000     32,549       0.0%
*   Gajah Tunggal Tbk PT                                            983,100     93,995       0.0%
*   Garuda Indonesia Persero Tbk PT                               2,980,246     85,858       0.0%
    Global Mediacom Tbk PT                                        5,138,600    334,387       0.0%
*   Hanson International Tbk PT                                  23,263,000    249,331       0.0%
*   Harum Energy Tbk PT                                             645,200     98,256       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                            872,300     70,870       0.0%
*   Indika Energy Tbk PT                                            670,200     33,666       0.0%
    Indo Tambangraya Megah Tbk PT                                   279,300    306,556       0.0%
    Indocement Tunggal Prakarsa Tbk PT                              422,100    531,470       0.1%
    Indofood CBP Sukses Makmur Tbk PT                               940,000    677,100       0.1%
    Indofood Sukses Makmur Tbk PT                                 2,422,000  1,574,732       0.2%
*   Indosat Tbk PT                                                  422,200    213,546       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                    307,100     13,280       0.0%
*   Inovisi Infracom Tbk PT                                         668,445      1,124       0.0%
    Intiland Development Tbk PT                                   4,253,100    187,542       0.0%
    Japfa Comfeed Indonesia Tbk PT                                2,841,800    410,126       0.1%
    Jasa Marga Persero Tbk PT                                       848,400    294,298       0.0%
    Kalbe Farma Tbk PT                                            4,889,000    651,462       0.1%
*   Kawasan Industri Jababeka Tbk PT                             10,290,630    236,539       0.0%
*   Krakatau Steel Persero Tbk PT                                 1,706,000     86,295       0.0%
    Link Net Tbk PT                                                  41,400     15,862       0.0%
*   Lippo Cikarang Tbk PT                                           325,700    151,018       0.0%
*   Malindo Feedmill Tbk PT                                         449,100     62,450       0.0%
    Matahari Department Store Tbk PT                                109,500    151,007       0.0%
    Matahari Putra Prima Tbk PT                                     363,800     50,277       0.0%
    Mayora Indah Tbk PT                                           3,033,325    353,090       0.0%
*   Medco Energi Internasional Tbk PT                             1,148,700    115,051       0.0%
    Media Nusantara Citra Tbk PT                                  2,297,600    369,557       0.0%
*   Mitra Adiperkasa Tbk PT                                         487,700    205,551       0.0%
*   MNC Investama Tbk PT                                         13,427,000    141,932       0.0%
*   MNC Sky Vision Tbk PT                                           269,000     20,308       0.0%
*   Modernland Realty Tbk PT                                      6,506,000    182,525       0.0%
*   Multipolar Tbk PT                                             5,278,800    154,319       0.0%
*   Multistrada Arah Sarana Tbk PT                                   33,500        494       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDONESIA -- (Continued)
    Nippon Indosari Corpindo Tbk PT                                 562,100 $    71,306       0.0%
*   Nusantara Infrastructure Tbk PT                               8,822,000      89,947       0.0%
    Pakuwon Jati Tbk PT                                          11,269,100     621,762       0.1%
    Pan Brothers Tbk PT                                           2,371,800      78,865       0.0%
*   Panin Financial Tbk PT                                        8,715,400     127,568       0.0%
*   Paninvest Tbk PT                                                992,000      53,212       0.0%
    Pembangunan Perumahan Persero Tbk PT                          1,344,300     423,967       0.1%
    Perusahaan Gas Negara Persero Tbk                             2,968,000     581,367       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         2,827,300     330,120       0.0%
    Ramayana Lestari Sentosa Tbk PT                               1,926,700     202,229       0.0%
    Salim Ivomas Pratama Tbk PT                                   2,650,900     101,578       0.0%
    Samindo Resources Tbk PT                                         62,250       3,339       0.0%
    Sampoerna Agro PT                                               572,600      84,013       0.0%
    Sawit Sumbermas Sarana Tbk PT                                 1,410,300     164,276       0.0%
    Selamat Sempurna Tbk PT                                         292,400     101,610       0.0%
    Semen Baturaja Persero Tbk PT                                 1,485,800     224,743       0.0%
    Semen Indonesia Persero Tbk PT                                1,099,000     828,384       0.1%
    Sentul City Tbk PT                                           15,261,800     106,483       0.0%
*   Sinar Mas Agro Resources & Technology Tbk PT                     36,000      12,440       0.0%
    Sinar Mas Multiartha Tbk PT                                      16,500      10,834       0.0%
    Sri Rejeki Isman Tbk PT                                       6,823,900     132,753       0.0%
*   Sugih Energy Tbk PT                                           5,670,200      21,728       0.0%
    Sumber Alfaria Trijaya Tbk PT                                   821,500      31,357       0.0%
    Summarecon Agung Tbk PT                                       3,370,964     425,823       0.1%
    Surya Citra Media Tbk PT                                      2,469,200     501,471       0.1%
    Surya Semesta Internusa Tbk PT                                2,767,200     119,697       0.0%
*   Suryainti Permata Tbk PT                                      1,280,000          --       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                      515,321     470,207       0.1%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR            88,398   2,872,051       0.3%
*   Tiga Pilar Sejahtera Food Tbk                                 1,372,000     218,456       0.0%
    Timah Persero Tbk PT                                          1,945,231     138,627       0.0%
    Tiphone Mobile Indonesia Tbk PT                               1,599,500      85,173       0.0%
    Total Bangun Persada Tbk PT                                     851,700      56,370       0.0%
    Tower Bersama Infrastructure Tbk PT                             896,500     410,397       0.1%
*   Truba Alam Manunggal Engineering PT                           3,328,000       2,551       0.0%
    Tunas Baru Lampung Tbk PT                                       917,400      78,737       0.0%
    Tunas Ridean Tbk PT                                             238,000      25,529       0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                    203,000      73,710       0.0%
    Unilever Indonesia Tbk PT                                       343,800   1,171,592       0.1%
    United Tractors Tbk PT                                          975,195   1,613,198       0.2%
*   Vale Indonesia Tbk PT                                         1,657,500     345,628       0.0%
*   Visi Media Asia Tbk PT                                        5,092,600      99,072       0.0%
    Waskita Karya Persero Tbk PT                                    740,243     148,581       0.0%
    Wijaya Karya Persero Tbk PT                                     426,300      83,968       0.0%
*   XL Axiata Tbk PT                                              1,931,200     325,616       0.0%
                                                                            -----------       ---
TOTAL INDONESIA                                                              39,180,760       3.6%
                                                                            -----------       ---
MALAYSIA -- (3.5%)
    Aeon Co. M Bhd                                                  324,200     218,419       0.0%
    Aeon Credit Service M Bhd                                        17,360      60,970       0.0%
#   Affin Holdings Bhd                                              268,770     140,872       0.0%
    AirAsia Bhd                                                     768,200     507,178       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
MALAYSIA -- (Continued)
#*  AirAsia X Bhd                                                1,690,000 $  169,124       0.0%
*   Alam Maritim Resources Bhd                                     319,500     19,755       0.0%
    Alliance Financial Group Bhd                                   573,400    545,448       0.1%
    AMMB Holdings Bhd                                            1,048,975  1,050,275       0.1%
    Amway Malaysia Holdings Bhd                                     16,600     32,419       0.0%
    APM Automotive Holdings Bhd                                     22,800     18,389       0.0%
    Astro Malaysia Holdings Bhd                                    589,700    400,710       0.1%
    Axiata Group Bhd                                               800,679    938,731       0.1%
*   Barakah Offshore Petroleum Bhd                                 138,300     22,388       0.0%
    Batu Kawan Bhd                                                  36,900    161,060       0.0%
    Benalec Holdings Bhd                                           227,000     20,814       0.0%
    Bermaz Auto Bhd                                                 52,400     28,456       0.0%
    BIMB Holdings Bhd                                              314,231    329,677       0.0%
    Bonia Corp. Bhd                                                304,400     44,994       0.0%
    Boustead Holdings Bhd                                           60,760     31,715       0.0%
#*  Bumi Armada Bhd                                              1,454,100    243,819       0.0%
    Bursa Malaysia Bhd                                             243,300    501,542       0.1%
#   Cahya Mata Sarawak Bhd                                         238,700    218,517       0.0%
    Can-One Bhd                                                     42,900     35,249       0.0%
    CB Industrial Product Holding Bhd                              161,780     76,682       0.0%
#   CIMB Group Holdings Bhd                                        766,939    918,770       0.1%
    Coastal Contracts Bhd                                          176,800     64,442       0.0%
    Cypark Resources Bhd                                            55,700     29,592       0.0%
    Daibochi Plastic & Packaging Industry Bhd                        5,040      2,641       0.0%
    Datasonic Group Bhd                                            375,000    127,765       0.0%
#*  Dayang Enterprise Holdings Bhd                                 229,650     46,937       0.0%
    Dialog Group Bhd                                             1,127,014    416,118       0.1%
#   DiGi.Com Bhd                                                   922,100  1,105,825       0.1%
    DKSH Holdings Malaysia Bhd                                      15,200     22,604       0.0%
    DRB-Hicom Bhd                                                  641,500    194,149       0.0%
    Dutch Lady Milk Industries Bhd                                   4,900     68,580       0.0%
#   Eastern & Oriental Bhd                                         527,838    197,524       0.0%
*   Eco World Development Group Bhd                                174,800     56,624       0.0%
#   Evergreen Fibreboard Bhd                                       445,200    111,407       0.0%
    Felda Global Ventures Holdings Bhd                           1,262,100    604,396       0.1%
    Gamuda Bhd                                                     519,900    608,949       0.1%
    Genting Plantations Bhd                                         55,800    146,267       0.0%
#   Globetronics Technology Bhd                                    148,600    129,241       0.0%
    Glomac Bhd                                                     176,400     32,482       0.0%
    Goldis Bhd                                                      10,502      6,521       0.0%
    GuocoLand Malaysia Bhd                                          34,800     10,019       0.0%
    Hai-O Enterprise Bhd                                            39,400     37,563       0.0%
#   HAP Seng Consolidated Bhd                                      279,820    519,874       0.1%
    Hap Seng Plantations Holdings Bhd                               90,600     52,240       0.0%
    Hartalega Holdings Bhd                                         281,400    328,594       0.0%
#   Hock Seng LEE BHD                                               61,600     25,558       0.0%
    Hong Leong Bank Bhd                                            108,490    344,185       0.1%
    Hong Leong Financial Group Bhd                                 146,713    549,626       0.1%
    Hong Leong Industries Bhd                                       40,300     95,804       0.0%
    Hovid Bhd                                                      216,200     19,575       0.0%
    Hua Yang Bhd                                                   128,710     37,406       0.0%
#   Hume Industries Bhd                                             39,208     29,820       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
MALAYSIA -- (Continued)
    Hup Seng Industries Bhd                                        218,300 $   64,543       0.0%
    I-Bhd                                                           59,800      8,903       0.0%
    IJM Corp. Bhd                                                1,459,214  1,148,285       0.1%
    IJM Plantations Bhd                                             85,300     75,298       0.0%
#   Inari Amertron Bhd                                             444,921    355,294       0.1%
    Insas Bhd                                                      438,113     76,182       0.0%
    IOI Corp. Bhd                                                  833,405    893,281       0.1%
    IOI Properties Group Bhd                                       353,769    206,158       0.0%
*   Iris Corp. Bhd                                                 736,100     28,923       0.0%
*   Iskandar Waterfront City Bhd                                   289,100     62,607       0.0%
*   JAKS Resources Bhd                                             166,000     41,152       0.0%
#   Jaya Tiasa Holdings Bhd                                        264,705     87,565       0.0%
    JCY International Bhd                                          413,600     51,709       0.0%
*   K&N Kenanga Holdings Bhd                                        81,000      9,365       0.0%
    Kian JOO CAN Factory Bhd                                       114,600     76,768       0.0%
    Kim Loong Resources Bhd                                         50,920     40,035       0.0%
    Kimlun Corp. Bhd                                                47,077     23,871       0.0%
#*  KNM Group Bhd                                                1,097,184    104,286       0.0%
*   Kretam Holdings Bhd                                            399,000     50,852       0.0%
#   KSL Holdings Bhd                                               376,864     99,656       0.0%
    Kuala Lumpur Kepong Bhd                                         72,450    413,651       0.1%
    Kumpulan Perangsang Selangor Bhd                               161,900     51,262       0.0%
    Land & General Bhd                                             632,900     56,567       0.0%
*   Landmarks Bhd                                                  139,100     25,168       0.0%
    LBS Bina Group Bhd                                             168,400     69,851       0.0%
    Lingkaran Trans Kota Holdings Bhd                               97,600    137,176       0.0%
    LPI Capital Bhd                                                 28,300    113,456       0.0%
    Mah Sing Group Bhd                                             894,852    326,025       0.0%
#   Malayan Banking Bhd                                            994,335  1,872,156       0.2%
    Malayan Flour Mills Bhd                                         90,600     31,291       0.0%
#   Malaysia Airports Holdings Bhd                                 333,967    527,370       0.1%
    Malaysia Building Society Bhd                                  481,400    104,947       0.0%
*   Malaysia Marine and Heavy Engineering Holdings Bhd             213,400     50,741       0.0%
#*  Malaysian Bulk Carriers Bhd                                    271,325     48,782       0.0%
#   Malaysian Pacific Industries Bhd                                67,663    127,541       0.0%
#   Malaysian Resources Corp. Bhd                                  619,000    199,041       0.0%
    Malton Bhd                                                     177,500     27,522       0.0%
    Matrix Concepts Holdings Bhd                                   223,800    138,146       0.0%
#   Maxis Bhd                                                      430,000    610,868       0.1%
    MBM Resources Bhd                                               80,330     49,171       0.0%
    Media Chinese International, Ltd.                              100,600     16,411       0.0%
    Media Prima Bhd                                                518,700    148,513       0.0%
#   Mega First Corp. Bhd                                            46,000     25,336       0.0%
#   Mitrajaya Holdings Bhd                                         291,500     95,129       0.0%
    MK Land Holdings Bhd                                           360,900     25,832       0.0%
    MKH Bhd                                                        153,860    101,630       0.0%
    MMC Corp. Bhd                                                  527,100    300,538       0.0%
*   MNRB Holdings Bhd                                               38,900     29,298       0.0%
*   MPHB Capital Bhd                                                39,500     12,515       0.0%
*   Mudajaya Group Bhd                                             129,600     29,927       0.0%
    Muhibbah Engineering M Bhd                                     220,500    120,747       0.0%
*   Mulpha International Bhd                                       877,200     43,879       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
MALAYSIA -- (Continued)
#   My EG Services Bhd                                             711,900 $  413,325       0.1%
*   Naim Holdings Bhd                                              101,300     37,453       0.0%
    Oldtown Bhd                                                    165,625     77,340       0.0%
    Oriental Holdings Bhd                                           12,000     19,938       0.0%
    OSK Holdings Bhd                                               381,409    137,345       0.0%
    Padini Holdings Bhd                                            328,600    221,608       0.0%
    Panasonic Manufacturing Malaysia Bhd                            13,100    115,514       0.0%
    Pantech Group Holdings Bhd                                      84,872     11,219       0.0%
    Paramount Corp. Bhd                                            131,100     44,914       0.0%
#*  Parkson Holdings Bhd                                           350,305     63,030       0.0%
*   Perisai Petroleum Teknologi Bhd                                275,800      2,627       0.0%
#   Pharmaniaga Bhd                                                 44,200     58,467       0.0%
    Pos Malaysia Bhd                                               244,000    232,644       0.0%
    PPB Group Bhd                                                  122,600    471,055       0.1%
    Press Metal Bhd                                                331,500    344,440       0.1%
    Prestariang Bhd                                                133,300     71,446       0.0%
    Protasco Bhd                                                   130,400     49,436       0.0%
    Public Bank Bhd                                                624,370  2,955,315       0.3%
#   Puncak Niaga Holdings Bhd                                      104,100     26,998       0.0%
    QL Resources Bhd                                               294,850    310,677       0.0%
    RHB Bank Bhd                                                   216,162    248,908       0.0%
*   Rimbunan Sawit Bhd                                             496,600     60,342       0.0%
    Salcon Bhd                                                     241,100     35,323       0.0%
*   Sapurakencana Petroleum Bhd                                  2,294,811    882,348       0.1%
    Sarawak Cable Bhd                                               48,900     14,787       0.0%
    Sarawak Oil Palms Bhd                                           24,900     22,004       0.0%
#   Scientex Bhd                                                   128,000    198,797       0.0%
*   Scomi Energy Services Bhd                                      387,900     15,283       0.0%
    Selangor Dredging Bhd                                          150,900     31,247       0.0%
    Selangor Properties Bhd                                          2,100      2,503       0.0%
    Shangri-La Hotels Malaysia Bhd                                 101,700    127,424       0.0%
*   Shell Refining Co. Federation of Malaya Bhd                     14,900     10,831       0.0%
    SHL Consolidated Bhd                                            98,500     69,502       0.0%
#   SP Setia Bhd Group                                             211,327    176,585       0.0%
    Star Media Group Bhd                                           114,600     68,812       0.0%
    Sunway Bhd                                                     417,800    310,723       0.0%
#   Sunway Construction Group Bhd                                   38,710     15,411       0.0%
#   Supermax Corp. Bhd                                             174,450     90,186       0.0%
    Suria Capital Holdings Bhd                                      18,100      8,969       0.0%
#   Syarikat Takaful Malaysia Bhd                                  181,200    183,351       0.0%
    Symphony Life Bhd                                               59,865      9,706       0.0%
    Ta Ann Holdings Bhd                                            139,426    117,375       0.0%
    TA Enterprise Bhd                                              620,300     70,893       0.0%
    TA Global Bhd                                                  448,080     23,481       0.0%
*   Talam Transform Bhd                                            182,500      1,688       0.0%
    Taliworks Corp. Bhd                                             60,400     22,000       0.0%
    Tambun Indah Land Bhd                                          121,700     43,203       0.0%
    TAN Chong Motor Holdings Bhd                                   103,100     46,869       0.0%
    Tasek Corp. Bhd                                                  7,400     25,467       0.0%
    Telekom Malaysia Bhd                                           284,560    443,341       0.1%
    Tenaga Nasional Bhd                                            672,800  2,298,862       0.2%
*   TH Plantations Bhd                                              61,320     16,510       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
MALAYSIA -- (Continued)
    Tiong NAM Logistics Holdings                                    55,000 $    22,273       0.0%
#   Top Glove Corp. Bhd                                            471,700     556,231       0.1%
    Tropicana Corp. Bhd                                            309,685      75,020       0.0%
    TSH Resources Bhd                                              272,900     124,892       0.0%
#   Tune Protect Group Bhd                                         333,900     124,008       0.0%
    Uchi Technologies Bhd                                           56,870      24,110       0.0%
#   UEM Edgenta Bhd                                                164,900     131,793       0.0%
#   UEM Sunrise Bhd                                              1,044,364     278,299       0.0%
#   UMW Holdings Bhd                                               309,700     438,738       0.1%
*   UMW Oil & Gas Corp. Bhd                                        468,700      94,632       0.0%
    Unisem M Bhd                                                   365,830     222,107       0.0%
    United Malacca Bhd                                              20,100      26,692       0.0%
    United Plantations Bhd                                          21,300     141,601       0.0%
    United U-Li Corp. Bhd                                           47,000      41,809       0.0%
    UOA Development Bhd                                            378,100     231,891       0.0%
*   Uzma Bhd                                                        75,200      29,967       0.0%
#   VS Industry Bhd                                                649,425     219,560       0.0%
#   Wah Seong Corp. Bhd                                            276,305      56,555       0.0%
*   WCE Holdings Bhd                                                56,300      12,003       0.0%
#   WCT Holdings Bhd                                               459,491     185,960       0.0%
    Wellcall Holdings Bhd                                          181,700      84,908       0.0%
#   Westports Holdings Bhd                                         418,100     439,576       0.1%
    Wing Tai Malaysia Bhd                                           20,100       5,165       0.0%
    WTK Holdings Bhd                                               175,000      45,036       0.0%
#   Yinson Holdings Bhd                                            133,600      99,658       0.0%
#*  YNH Property Bhd                                               257,166      95,796       0.0%
    YTL Corp. Bhd                                                2,807,997   1,064,638       0.1%
*   YTL Land & Development Bhd                                      61,900       8,620       0.0%
    YTL Power International Bhd                                    715,351     260,803       0.0%
    Zhulian Corp. Bhd                                               58,200      18,992       0.0%
                                                                           -----------       ---
TOTAL MALAYSIA                                                              38,712,376       3.6%
                                                                           -----------       ---
MEXICO -- (5.2%)
#   Alfa S.A.B. de C.V. Class A                                  1,608,203   2,440,255       0.2%
    Alpek S.A.B. de C.V.                                           392,438     584,266       0.1%
    Alsea S.A.B. de C.V.                                           355,643   1,326,912       0.1%
#   America Movil S.A.B. de C.V. Series L                        5,099,603   3,377,971       0.3%
    America Movil S.A.B. de C.V. Series L ADR                      116,929   1,536,447       0.2%
    Arca Continental S.A.B. de C.V.                                154,733     961,586       0.1%
#*  Axtel S.A.B. de C.V.                                           541,959     133,906       0.0%
#   Banregio Grupo Financiero S.A.B. de C.V.                       130,950     858,335       0.1%
*   Bio Pappel S.A.B. de C.V.                                       22,232      29,171       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                       209,262     334,912       0.0%
#*  Cemex S.A.B. de C.V.                                         2,474,483   2,140,511       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                             157,779   1,369,522       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Series L                         20,790     156,104       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     9,042     678,240       0.1%
    Consorcio ARA S.A.B. de C.V. Series *                          495,229     187,339       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A      226,476     432,798       0.1%
    Corp. Actinver S.A.B. de C.V.                                    9,800       6,943       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                        324,954     491,188       0.1%
    Corp. Moctezuma S.A.B. de C.V. Series *                         87,200     274,296       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
MEXICO -- (Continued)
#   Credito Real S.A.B. de C.V. SOFOM ER                           116,905 $  214,809       0.0%
*   Desarrolladora Homex S.A.B. de C.V.                              4,510        453       0.0%
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                  33,295    350,143       0.0%
#*  Empresas ICA S.A.B. de C.V.                                     72,400     11,721       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR               21,447      4,198       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                       22,900    219,574       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR         35,574  3,403,365       0.3%
*   Genomma Lab Internacional S.A.B. de C.V. Class B                11,641     13,968       0.0%
    Gentera S.A.B. de C.V.                                         676,510  1,334,336       0.1%
    Gruma S.A.B. de C.V. Class B                                   104,020  1,445,967       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.                                122,757    241,409       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.            130,232    759,991       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              7,415    716,511       0.1%
#   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         77,730    750,939       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               4,576    727,584       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B          26,441    420,935       0.0%
#   Grupo Bimbo S.A.B. de C.V. Series A                            594,185  1,602,014       0.2%
#   Grupo Carso S.A.B. de C.V. Series A1                           172,925    755,706       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                          248,753    553,282       0.1%
#   Grupo Elektra S.A.B. de C.V.                                    23,126    320,003       0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                             229,669     99,518       0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O                596,835  3,520,824       0.3%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O                581,077    946,890       0.1%
    Grupo Financiero Interacciones SA de C.V. Class O               62,626    306,487       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B       238,397    431,741       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR    40,684    368,190       0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                           174,359    422,314       0.1%
    Grupo Industrial Saltillo S.A.B. de C.V.                         5,000     10,015       0.0%
    Grupo KUO S.A.B. de C.V. Series B                               28,600     56,743       0.0%
#   Grupo Lala S.A.B. de C.V.                                      209,879    390,310       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                         1,476,482  3,624,611       0.3%
*   Grupo Pochteca S.A.B. de C.V.                                   35,990     17,480       0.0%
    Grupo Sanborns S.A.B. de C.V.                                  112,069    139,397       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                             60,983    213,203       0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                         2,821     29,705       0.0%
#*  Grupo Sports World S.A.B. de C.V.                               42,700     38,180       0.0%
#   Grupo Televisa S.A.B. Series CPO                               659,541  3,240,304       0.3%
    Grupo Televisa S.A.B. Sponsored ADR                             51,863  1,272,199       0.1%
#*  Hoteles City Express S.A.B. de C.V.                            167,099    171,776       0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                               202,744    275,138       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                      89,229    394,286       0.0%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  3,663    193,773       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                          158,146    747,179       0.1%
    Industrias Penoles S.A.B. de C.V.                               45,463  1,099,834       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                  89,828    396,838       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                705,160  1,519,558       0.2%
*   La Comer S.A.B. de C.V.                                        309,798    284,376       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                         2,771      1,613       0.0%
    Megacable Holdings S.A.B. de C.V.                              191,520    700,987       0.1%
    Mexichem S.A.B. de C.V.                                        549,339  1,312,822       0.1%
*   Minera Frisco S.A.B. de C.V. Class A1                          208,000    161,549       0.0%
*   OHL Mexico S.A.B. de C.V.                                      572,909    672,299       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
MEXICO -- (Continued)
#   Organizacion Cultiba S.A.B. de C.V.                             24,314 $    26,847       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                    240,563     653,813       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.         54,300     605,743       0.1%
#   Qualitas Controladora S.A.B. de C.V.                            72,241     133,199       0.0%
#*  Telesites S.A.B. de C.V.                                       440,442     253,998       0.0%
#   TV Azteca S.A.B. de C.V.                                       949,178     180,786       0.0%
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.                            102         116       0.0%
#   Vitro S.A.B. de C.V. Series A                                   82,421     271,452       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                            1,006,541   2,129,068       0.2%
                                                                           -----------       ---
TOTAL MEXICO                                                                58,482,771       5.4%
                                                                           -----------       ---
PERU -- (0.3%)
#   Cementos Pacasmayo SAA ADR                                       4,500      43,020       0.0%
*   Cia de Minas Buenaventura SAA ADR                               15,794     209,902       0.0%
    Credicorp, Ltd.                                                 16,147   2,400,736       0.3%
    Grana y Montero SAA Sponsored ADR                               14,632     122,031       0.0%
                                                                           -----------       ---
TOTAL PERU                                                                   2,775,689       0.3%
                                                                           -----------       ---
PHILIPPINES -- (1.6%)
    Aboitiz Equity Ventures, Inc.                                  420,090     676,279       0.1%
    Aboitiz Power Corp.                                            365,000     345,726       0.0%
*   Atlas Consolidated Mining & Development Corp.                  168,700      13,820       0.0%
    Ayala Corp.                                                     36,071     621,871       0.1%
    Ayala Land, Inc.                                             1,379,360   1,031,751       0.1%
    Bank of the Philippine Islands                                 161,576     337,158       0.0%
    BDO Unibank, Inc.                                              399,716     930,922       0.1%
    Cebu Air, Inc.                                                 183,640     398,381       0.0%
    Century Pacific Food, Inc.                                      51,900      17,905       0.0%
    Century Properties Group, Inc.                                 500,000       6,192       0.0%
    China Banking Corp.                                            134,572     105,432       0.0%
    Cosco Capital, Inc.                                            453,100      79,445       0.0%
    D&L Industries, Inc.                                         1,337,800     303,087       0.0%
    DMCI Holdings, Inc.                                          1,899,750     489,866       0.1%
*   DoubleDragon Properties Corp.                                   24,300      27,964       0.0%
    East West Banking Corp.                                        106,700      42,100       0.0%
    EEI Corp.                                                      232,900      34,597       0.0%
*   Empire East Land Holdings, Inc.                              1,223,000      19,168       0.0%
    Energy Development Corp.                                     5,636,700     686,474       0.1%
    Filinvest Land, Inc.                                         6,955,000     253,324       0.0%
    First Gen Corp.                                                721,300     342,227       0.0%
    First Philippine Holdings Corp.                                169,010     241,998       0.0%
    Globe Telecom, Inc.                                             10,290     378,469       0.0%
    GT Capital Holdings, Inc.                                       20,445     552,565       0.1%
    JG Summit Holdings, Inc.                                       366,080     573,511       0.1%
    Jollibee Foods Corp.                                           107,590     528,378       0.1%
*   Lepanto Consolidated Mining Co.                              1,834,182       7,544       0.0%
    Lopez Holdings Corp.                                         1,395,300     228,980       0.0%
    Manila Electric Co.                                             68,120     388,559       0.0%
    Manila Water Co., Inc.                                         725,600     453,386       0.1%
*   Megawide Construction Corp.                                    140,174      43,348       0.0%
    Megaworld Corp.                                              5,328,500     441,675       0.0%
    Metropolitan Bank & Trust Co.                                   67,992     114,185       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
PHILIPPINES -- (Continued)
    Pepsi-Cola Products Philippines, Inc.                          737,300 $    47,328       0.0%
    Petron Corp.                                                 1,162,100     248,356       0.0%
    Philippine National Bank                                       215,142     257,478       0.0%
    Philippine Stock Exchange, Inc. (The)                            5,304      27,922       0.0%
    Phinma Energy Corp.                                            675,000      30,221       0.0%
    Phoenix Petroleum Philippines, Inc.                            136,240      16,390       0.0%
    PLDT, Inc.                                                      16,410     517,871       0.1%
    PLDT, Inc. Sponsored ADR                                        11,344     360,739       0.0%
    Premium Leisure Corp.                                          532,000      12,373       0.0%
    Puregold Price Club, Inc.                                      372,700     313,744       0.0%
    RFM Corp.                                                      532,000      47,276       0.0%
    Rizal Commercial Banking Corp.                                 201,164     149,134       0.0%
    Robinsons Land Corp.                                           867,100     554,282       0.1%
    Robinsons Retail Holdings, Inc.                                151,450     241,589       0.0%
    San Miguel Corp.                                               277,910     462,384       0.1%
    Security Bank Corp.                                            166,516     758,011       0.1%
    Semirara Mining & Power Corp.                                  131,330     341,625       0.0%
    SM Investments Corp.                                            23,010     318,967       0.0%
    SM Prime Holdings, Inc.                                      1,457,712     809,434       0.1%
*   Top Frontier Investment Holdings, Inc.                          10,142      49,127       0.0%
    Union Bank of the Philippines                                   98,142     151,894       0.0%
    Universal Robina Corp.                                         171,340     643,858       0.1%
    Vista Land & Lifescapes, Inc.                                3,673,400     396,574       0.0%
    Xurpas, Inc.                                                    76,300      18,306       0.0%
                                                                           -----------       ---
TOTAL PHILIPPINES                                                           17,491,170       1.6%
                                                                           -----------       ---
POLAND -- (1.8%)
    Agora SA                                                        20,446      57,722       0.0%
*   Alior Bank SA                                                   22,452     270,299       0.0%
    Amica SA                                                         2,052     102,988       0.0%
    Apator SA                                                        3,816      28,193       0.0%
    Asseco Poland SA                                                46,977     627,907       0.1%
    Bank Handlowy w Warszawie SA                                     6,754     133,768       0.0%
*   Bank Millennium SA                                             223,588     329,078       0.0%
    Bank Pekao SA                                                   18,323     565,523       0.1%
    Bank Zachodni WBK SA                                             7,667     619,503       0.1%
#*  Bioton SA                                                       23,777      53,448       0.0%
*   Boryszew SA                                                     95,717     195,650       0.0%
    Budimex SA                                                       6,889     357,455       0.0%
    CCC SA                                                           8,799     446,505       0.0%
*   CD Projekt SA                                                   44,539     452,382       0.1%
    Ciech SA                                                        17,408     283,916       0.0%
*   Cyfrowy Polsat SA                                               64,564     399,018       0.0%
    Elektrobudowa SA                                                    39         994       0.0%
*   Emperia Holding SA                                               5,724      93,215       0.0%
*   Enea SA                                                        143,203     366,828       0.0%
    Energa SA                                                       52,409     107,473       0.0%
    Eurocash SA                                                     39,486     399,897       0.0%
    Fabryki Mebli Forte SA                                           8,715     162,926       0.0%
*   Famur SA                                                        20,638      23,043       0.0%
    Firma Oponiarska Debica SA                                       1,289      32,890       0.0%
*   Getin Holding SA                                               119,831      35,140       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
POLAND -- (Continued)
#*  Getin Noble Bank SA                                          178,864 $    59,797       0.0%
*   Gobarto SA                                                     3,271       5,031       0.0%
    Grupa Azoty SA                                                22,627     360,377       0.0%
*   Grupa Azoty Zaklady Chemiczne Police SA                        3,091      16,464       0.0%
    Grupa Kety SA                                                  5,505     549,131       0.1%
*   Grupa Lotos SA                                                52,144     452,117       0.1%
*   Impexmetal SA                                                 60,302      41,959       0.0%
    ING Bank Slaski SA                                             7,883     289,368       0.0%
*   Integer.pl SA                                                  1,454      12,912       0.0%
#   Inter Cars SA                                                  1,832     126,413       0.0%
#*  Jastrzebska Spolka Weglowa SA                                 30,611     567,700       0.1%
    Kernel Holding SA                                             38,613     617,883       0.1%
    KGHM Polska Miedz SA                                          31,405     570,014       0.1%
    KRUK SA                                                        5,985     347,412       0.0%
    LC Corp. SA                                                   15,461       7,681       0.0%
    LPP SA                                                           344     516,675       0.1%
*   Lubelski Wegiel Bogdanka SA                                    4,077      72,348       0.0%
*   mBank SA                                                       4,560     411,777       0.0%
    Netia SA                                                     175,788     208,353       0.0%
    Neuca SA                                                       2,045     203,506       0.0%
    Orange Polska SA                                             257,497     367,636       0.0%
    Orbis SA                                                       5,719     103,374       0.0%
*   Pelion SA                                                      2,616      36,276       0.0%
    PGE Polska Grupa Energetyczna SA                             321,613     842,657       0.1%
*   PKP Cargo SA                                                  10,647     116,601       0.0%
*   Polnord SA                                                    24,222      56,103       0.0%
    Polski Koncern Naftowy Orlen SA                              145,677   2,886,201       0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   373,045     477,577       0.1%
    Powszechna Kasa Oszczednosci Bank Polski SA                  209,767   1,469,466       0.1%
    Powszechny Zaklad Ubezpieczen SA                             106,811     741,618       0.1%
*   Rafako SA                                                     13,729      21,068       0.0%
    Stalprodukt SA                                                   290      33,261       0.0%
*   Synthos SA                                                   241,049     291,751       0.0%
*   Tauron Polska Energia SA                                     721,502     487,548       0.1%
    Trakcja SA                                                    23,580      80,783       0.0%
*   Vistula Group SA                                              81,863      72,978       0.0%
    Warsaw Stock Exchange                                         11,916     118,797       0.0%
    Wawel SA                                                         202      44,745       0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                       2,460       7,998       0.0%
                                                                         -----------       ---
TOTAL POLAND                                                              19,839,117       1.8%
                                                                         -----------       ---
RUSSIA -- (1.3%)
    Etalon Group, Ltd. GDR                                        52,035     148,632       0.0%
    Gazprom PJSC Sponsored ADR                                   705,818   3,043,401       0.3%
    Globaltrans Investment P.L.C. Sponsored GDR                   24,527     118,885       0.0%
*   Lenta, Ltd. GDR(52634T200)                                     1,408      10,222       0.0%
*   Lenta, Ltd. GDR(BJ621Y903)                                     9,815      71,094       0.0%
    LUKOIL PJSC Sponsored ADR                                     31,089   1,512,241       0.1%
    Magnitogorsk Iron & Steel OJSC GDR                            47,794     313,959       0.0%
*   Mail.Ru Group, Ltd. GDR(560317208)                             2,320      37,978       0.0%
*   Mail.Ru Group, Ltd. GDR(B53NQB903)                             4,369      71,510       0.0%
*   Mechel PJSC Sponsored ADR                                      4,538      22,418       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
RUSSIA -- (Continued)
    MegaFon PJSC GDR                                              20,825 $   198,338       0.0%
    MMC Norilsk Nickel PJSC ADR                                   63,265     954,256       0.1%
    Novolipetsk Steel PJSC GDR                                    27,125     439,601       0.1%
    O'Key Group SA GDR                                             6,334      13,311       0.0%
    PhosAgro PJSC GDR                                             21,849     270,907       0.0%
*   PIK Group PJSC GDR                                            32,068     143,713       0.0%
    Ros Agro P.L.C. GDR                                              818      10,676       0.0%
    Rosneft PJSC GDR                                             154,292     839,065       0.1%
    Rostelecom PJSC Sponsored ADR                                 19,115     140,532       0.0%
    RusHydro PJSC ADR                                            311,587     379,521       0.0%
    Sberbank of Russia PJSC Sponsored ADR                        205,157   1,943,081       0.2%
    Severstal PJSC GDR                                            47,385     668,189       0.1%
    Tatneft PJSC Sponsored ADR                                    48,120   1,606,115       0.2%
    TMK PJSC GDR                                                  13,562      57,269       0.0%
    VimpelCom, Ltd. Sponsored ADR                                162,025     541,164       0.1%
    VTB Bank PJSC GDR                                            171,074     357,560       0.0%
*   X5 Retail Group NV GDR                                        24,211     721,643       0.1%
                                                                         -----------       ---
TOTAL RUSSIA                                                              14,635,281       1.4%
                                                                         -----------       ---
SOUTH AFRICA -- (8.6%)
    Adcorp Holdings, Ltd.                                         61,325      61,656       0.0%
    Advtech, Ltd.                                                140,037     180,908       0.0%
    AECI, Ltd.                                                    83,078     627,476       0.1%
*   African Bank Investments, Ltd.                               282,387         106       0.0%
    African Oxygen, Ltd.                                          36,963      53,911       0.0%
    African Rainbow Minerals, Ltd.                                69,916     506,564       0.1%
    Alexander Forbes Group Holdings, Ltd.                         84,147      38,205       0.0%
*   Anglo American Platinum, Ltd.                                 21,105     499,000       0.1%
*   AngloGold Ashanti, Ltd. Sponsored ADR                        320,438   4,402,818       0.4%
*   ArcelorMittal South Africa, Ltd.                             220,470     188,773       0.0%
    Ascendis Health, Ltd.                                         24,980      50,328       0.0%
    Assore, Ltd.                                                  22,628     305,077       0.0%
#   Astral Foods, Ltd.                                            33,491     303,719       0.0%
*   Attacq, Ltd.                                                 249,906     317,807       0.0%
*   Aveng, Ltd.                                                  235,423     123,428       0.0%
    AVI, Ltd.                                                    239,527   1,682,529       0.2%
    Barclays Africa Group, Ltd.                                  200,769   2,329,814       0.2%
    Barloworld, Ltd.                                             156,320   1,009,700       0.1%
    Bid Corp., Ltd.                                              126,862   2,227,763       0.2%
    Bidvest Group, Ltd. (The)                                    182,333   2,265,335       0.2%
    Blue Label Telecoms, Ltd.                                    196,102     296,493       0.0%
*   Brait SE                                                      98,043     650,714       0.1%
    Capitec Bank Holdings, Ltd.                                   26,123   1,326,089       0.1%
    Cashbuild, Ltd.                                               16,072     468,605       0.0%
    Caxton and CTP Publishers and Printers, Ltd.                  26,485      25,853       0.0%
    City Lodge Hotels, Ltd.                                       25,860     280,453       0.0%
    Clicks Group, Ltd.                                           146,849   1,369,885       0.1%
    Clover Industries, Ltd.                                       65,657      84,747       0.0%
*   Consolidated Infrastructure Group, Ltd.                       48,599      84,508       0.0%
    Coronation Fund Managers, Ltd.                               136,564     735,019       0.1%
    DataTec, Ltd.                                                145,230     483,001       0.0%
    Discovery, Ltd.                                              182,710   1,561,790       0.2%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH AFRICA -- (Continued)
#   DRDGOLD, Ltd.                                                  241,377 $  122,394       0.0%
#   DRDGOLD, Ltd. Sponsored ADR                                      1,600      8,272       0.0%
    EOH Holdings, Ltd.                                              65,610    778,348       0.1%
*   Eqstra Holdings, Ltd.                                          158,948     30,890       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                          5,882         11       0.0%
    Exxaro Resources, Ltd.                                         100,976    744,271       0.1%
    Famous Brands, Ltd.                                             51,937    606,883       0.1%
    FirstRand, Ltd.                                              1,260,212  4,518,825       0.4%
    Foschini Group, Ltd. (The)                                     147,295  1,514,134       0.1%
    Gold Fields, Ltd.                                               29,233    120,565       0.0%
    Gold Fields, Ltd. Sponsored ADR                                507,051  2,104,262       0.2%
    Grand Parade Investments, Ltd.                                 131,391     36,601       0.0%
    Grindrod, Ltd.                                                 349,180    287,660       0.0%
    Group Five, Ltd.                                                72,783    124,787       0.0%
    Growthpoint Properties, Ltd.                                    47,212     88,039       0.0%
    Harmony Gold Mining Co., Ltd.                                  132,290    410,687       0.0%
    Harmony Gold Mining Co., Ltd. Sponsored ADR                    152,302    482,797       0.0%
    Holdsport, Ltd.                                                 17,779     77,886       0.0%
*   Howden Africa Holdings, Ltd.                                     3,943      9,379       0.0%
    Hudaco Industries, Ltd.                                         21,252    172,275       0.0%
*   Hulamin, Ltd.                                                   71,054     27,448       0.0%
*   Impala Platinum Holdings, Ltd.                                 317,413  1,282,555       0.1%
    Imperial Holdings, Ltd.                                        129,761  1,638,971       0.2%
    Investec, Ltd.                                                 105,731    651,167       0.1%
    Invicta Holdings, Ltd.                                          17,919     73,847       0.0%
    JSE, Ltd.                                                       67,533    786,768       0.1%
    KAP Industrial Holdings, Ltd.                                  544,577    313,022       0.0%
*   Kumba Iron Ore, Ltd.                                            36,333    370,004       0.0%
#   Lewis Group, Ltd.                                               66,807    198,029       0.0%
    Liberty Holdings, Ltd.                                          81,174    698,879       0.1%
    Massmart Holdings, Ltd.                                         77,472    670,624       0.1%
    Merafe Resources, Ltd.                                         213,666     20,105       0.0%
    Metair Investments, Ltd.                                       118,479    166,983       0.0%
    MMI Holdings, Ltd.                                             685,819  1,148,843       0.1%
    Mondi, Ltd.                                                     68,526  1,338,549       0.1%
    Mpact, Ltd.                                                    128,984    315,596       0.0%
    Mr. Price Group, Ltd.                                          129,117  1,470,968       0.1%
    Murray & Roberts Holdings, Ltd.                                245,552    168,601       0.0%
    Nampak, Ltd.                                                   270,176    376,788       0.0%
    Naspers, Ltd. Class N                                           36,568  6,124,417       0.6%
#   Nedbank Group, Ltd.                                             73,805  1,208,115       0.1%
    New Europe Property Investments P.L.C.                           8,695    107,161       0.0%
*   Northam Platinum, Ltd.                                         217,533    792,576       0.1%
    Oceana Group, Ltd.                                              28,771    245,027       0.0%
    Omnia Holdings, Ltd.                                            41,378    501,105       0.1%
    Peregrine Holdings, Ltd.                                       151,282    291,688       0.0%
#   Pick n Pay Stores, Ltd.                                        154,724    758,085       0.1%
*   Pinnacle Holdings, Ltd.                                         68,212     90,577       0.0%
    Pioneer Foods Group, Ltd.                                       60,916    733,899       0.1%
#   PPC, Ltd.                                                    1,329,522    542,837       0.1%
    PSG Group, Ltd.                                                 33,981    530,372       0.1%
    Raubex Group, Ltd.                                              94,910    176,925       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    RCL Foods, Ltd.                                               19,226 $    19,570       0.0%
    Reunert, Ltd.                                                115,252     526,686       0.1%
*   Royal Bafokeng Platinum, Ltd.                                 40,725     124,274       0.0%
    Sanlam, Ltd.                                                 683,074   3,308,606       0.3%
    Santam, Ltd.                                                  20,504     368,101       0.0%
*   Sappi, Ltd.                                                  266,260   1,481,540       0.1%
*   Sappi, Ltd. Sponsored ADR                                    140,883     786,127       0.1%
    Sasol, Ltd.                                                   17,950     495,689       0.1%
    Sasol, Ltd. Sponsored ADR                                    169,899   4,673,922       0.4%
    Shoprite Holdings, Ltd.                                      200,768   2,962,819       0.3%
    Sibanye Gold, Ltd.                                           318,010     884,629       0.1%
    Sibanye Gold, Ltd. Sponsored ADR                              60,267     674,990       0.1%
    SPAR Group, Ltd. (The)                                        86,224   1,222,471       0.1%
    Spur Corp., Ltd.                                              38,177      90,414       0.0%
    Standard Bank Group, Ltd.                                    454,918   4,829,083       0.5%
    Steinhoff International Holdings NV                          647,431   3,492,675       0.3%
*   Super Group, Ltd.                                            284,791     840,543       0.1%
    Telkom SA SOC, Ltd.                                          171,919     792,460       0.1%
    Tiger Brands, Ltd.                                            65,175   1,855,950       0.2%
    Tongaat Hulett, Ltd.                                          76,388     690,333       0.1%
    Transaction Capital, Ltd.                                     41,198      40,353       0.0%
    Trencor, Ltd.                                                 89,973     191,329       0.0%
#   Truworths International, Ltd.                                362,057   1,920,933       0.2%
    Vodacom Group, Ltd.                                           91,429     986,423       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                               30,425     342,963       0.0%
    Woolworths Holdings, Ltd.                                    369,558   2,140,307       0.2%
                                                                         -----------       ---
TOTAL SOUTH AFRICA                                                        96,344,761       9.0%
                                                                         -----------       ---
SOUTH KOREA -- (14.3%)
    Able C&C Co., Ltd.                                             1,923      35,159       0.0%
#*  Advanced Process Systems Corp.                                 3,786      86,108       0.0%
    Aekyung Petrochemical Co., Ltd.                                6,130      63,653       0.0%
#   AfreecaTV Co., Ltd.                                            5,664     124,012       0.0%
#*  Agabang&Company                                                4,715      30,588       0.0%
    Ahn-Gook Pharmaceutical Co., Ltd.                              1,301      13,910       0.0%
#   Ahnlab, Inc.                                                     934      52,548       0.0%
*   AJ Rent A Car Co., Ltd.                                        8,768      75,574       0.0%
    AK Holdings, Inc.                                              2,208     118,761       0.0%
    ALUKO Co., Ltd.                                               14,441      54,408       0.0%
#*  Aminologics Co., Ltd.                                         21,772      58,372       0.0%
    Amorepacific Corp.                                             5,335   1,671,448       0.2%
    AMOREPACIFIC Group                                            19,332   2,495,551       0.3%
*   Amotech Co., Ltd.                                              3,455      52,133       0.0%
*   Anam Electronics Co., Ltd.                                    10,750      10,875       0.0%
    Anapass, Inc.                                                  4,285      45,614       0.0%
    Asia Cement Co., Ltd.                                            824      52,980       0.0%
    ASIA Holdings Co., Ltd.                                          649      57,010       0.0%
*   Asia Paper Manufacturing Co., Ltd.                             3,151      53,702       0.0%
*   Asiana Airlines, Inc.                                         55,920     225,725       0.0%
*   AUK Corp.                                                      5,660      11,052       0.0%
    Autech Corp.                                                   3,629      41,203       0.0%
    Avaco Co., Ltd.                                                3,893      20,395       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
SOUTH KOREA -- (Continued)
    Baiksan Co., Ltd.                                              4,640 $ 36,087       0.0%
    BGF retail Co., Ltd.                                             125   18,983       0.0%
#*  BH Co., Ltd.                                                   5,471   51,877       0.0%
    Binggrae Co., Ltd.                                             1,839  100,184       0.0%
    Bluecom Co., Ltd.                                              3,649   40,538       0.0%
    BNK Financial Group, Inc.                                    123,095  997,773       0.1%
    Boryung Medience Co., Ltd.                                     1,601   22,268       0.0%
    Boryung Pharmaceutical Co., Ltd.                                 892   44,371       0.0%
    Bukwang Pharmaceutical Co., Ltd.                               3,837   83,608       0.0%
    Busan City Gas Co., Ltd.                                         621   18,599       0.0%
    BYC Co., Ltd.                                                     67   25,554       0.0%
#   Byucksan Corp.                                                 7,087   30,475       0.0%
#*  CammSys Corp.                                                 24,019   61,460       0.0%
#*  Capro Corp.                                                   14,132   68,020       0.0%
    Cell Biotech Co., Ltd.                                         1,077   42,638       0.0%
*   Celltrion Pharm, Inc.                                          1,748   34,000       0.0%
#*  Celltrion, Inc.                                                7,311  677,329       0.1%
    Cheil Worldwide, Inc.                                         16,505  244,292       0.0%
*   Chemtronics Co., Ltd.                                          2,909   14,806       0.0%
*   China Great Star International, Ltd.                          44,063   49,987       0.0%
#*  China Ocean Resources Co., Ltd.                               49,842   65,684       0.0%
    Chokwang Paint, Ltd.                                           2,052   20,416       0.0%
    Chong Kun Dang Pharmaceutical Corp.                            1,312  106,002       0.0%
    Chongkundang Holdings Corp.                                      871   50,436       0.0%
    Choong Ang Vaccine Laboratory                                  1,502   30,802       0.0%
    Chosun Refractories Co., Ltd.                                    128   10,285       0.0%
#   CJ CGV Co., Ltd.                                               5,000  295,781       0.0%
    CJ CheilJedang Corp.                                           2,914  888,991       0.1%
    CJ Corp.                                                       6,263  953,506       0.1%
    CJ E&M Corp.                                                   5,773  352,142       0.1%
#   CJ Freshway Corp.                                              1,816   62,289       0.0%
    CJ Hellovision Co., Ltd.                                      15,905  113,520       0.0%
#*  CJ Korea Express Corp.                                           835  146,611       0.0%
    CJ O Shopping Co., Ltd.                                        2,844  402,676       0.1%
*   CJ Seafood Corp.                                               9,592   27,843       0.0%
    CKD Bio Corp.                                                  1,321   25,762       0.0%
#*  Com2uSCorp                                                     3,446  285,519       0.0%
    Cosmax BTI, Inc.                                               1,333   46,828       0.0%
#   Cosmax, Inc.                                                   2,464  248,353       0.0%
*   Cosmochemical Co., Ltd.                                        2,170    8,226       0.0%
*   COSON Co., Ltd.                                                  660    7,750       0.0%
    Coway Co., Ltd.                                               11,952  934,930       0.1%
#   Crown Confectionery Co., Ltd.                                  3,390   92,449       0.0%
    D.I Corp.                                                      2,657   11,039       0.0%
    Dae Dong Industrial Co., Ltd.                                  2,845   16,791       0.0%
    Dae Han Flour Mills Co., Ltd.                                    586   90,306       0.0%
*   Dae Won Chemical Co., Ltd.                                     9,929   22,001       0.0%
    Dae Won Kang Up Co., Ltd.                                      7,054   31,821       0.0%
*   Dae Young Packaging Co., Ltd.                                 31,775   27,858       0.0%
*   Dae-Il Corp.                                                   4,647   40,786       0.0%
*   Daea TI Co., Ltd.                                             18,837   27,938       0.0%
*   Daechang Co., Ltd.                                            19,890   16,178       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Daeduck Electronics Co.                                      16,579 $108,974       0.0%
    Daeduck GDS Co., Ltd.                                        10,025  104,149       0.0%
    Daegu Department Store                                        3,040   35,187       0.0%
    Daehan Steel Co., Ltd.                                        5,070   41,310       0.0%
    Daekyo Co., Ltd.                                              1,983   14,452       0.0%
*   Daekyung Machinery & Engineering Co., Ltd.                   15,145   14,022       0.0%
    Daelim Industrial Co., Ltd.                                  10,006  713,059       0.1%
    Daeryuk Can Co., Ltd.                                         2,034   11,785       0.0%
#   Daesang Corp.                                                 6,272  147,510       0.0%
#   Daesang Holdings Co., Ltd.                                    7,126   64,990       0.0%
*   Daewon Cable Co., Ltd.                                        9,519   14,232       0.0%
    Daewon Pharmaceutical Co., Ltd.                               8,194  121,893       0.0%
    Daewon San Up Co., Ltd.                                       3,198   23,093       0.0%
*   Daewoo Engineering & Construction Co., Ltd.                  28,073  154,836       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           37,401  146,433       0.0%
    Daewoong Co., Ltd.                                              594   22,826       0.0%
#   Daewoong Pharmaceutical Co., Ltd.                             1,072   63,866       0.0%
    Daihan Pharmaceutical Co., Ltd.                               1,880   48,317       0.0%
#   Daishin Securities Co., Ltd.                                 19,489  179,221       0.0%
    Daou Data Corp.                                               7,970   73,298       0.0%
    Daou Technology, Inc.                                        15,608  281,543       0.0%
#*  Dasan Networks, Inc.                                          9,337   55,264       0.0%
#   Dawonsys Co., Ltd.                                            4,711   57,544       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                   27,800   40,029       0.0%
    DCM Corp.                                                     1,241   12,885       0.0%
    DGB Financial Group, Inc.                                    74,311  622,473       0.1%
    DHP Korea Co., Ltd.                                           2,047   14,418       0.0%
    Digital Chosun Co., Ltd.                                      4,780   18,453       0.0%
    Digital Power Communications Co., Ltd.                        9,714   32,067       0.0%
    Display Tech Co., Ltd.                                          696    2,419       0.0%
#*  DNF Co., Ltd.                                                 5,085   65,201       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                               4,388   92,418       0.0%
    Dong-A ST Co., Ltd.                                           3,126  234,251       0.0%
    Dong-Ah Geological Engineering Co., Ltd.                      1,200    8,656       0.0%
    Dong-Il Corp.                                                    91    4,826       0.0%
*   Dongbu HiTek Co., Ltd.                                       13,158  195,511       0.0%
    Dongbu Insurance Co., Ltd.                                   14,082  873,555       0.1%
*   Dongbu Securities Co., Ltd.                                  17,601   50,989       0.0%
#*  Dongbu Steel Co., Ltd.                                        1,591   17,815       0.0%
    Dongil Industries Co., Ltd.                                     510   32,307       0.0%
#   Dongjin Semichem Co., Ltd.                                   21,378  156,955       0.0%
*   Dongkook Industrial Co., Ltd.                                 2,420    4,681       0.0%
    DongKook Pharmaceutical Co., Ltd.                               969   44,388       0.0%
    Dongkuk Industries Co., Ltd.                                 12,588   54,400       0.0%
*   Dongkuk Steel Mill Co., Ltd.                                 31,729  226,400       0.0%
    Dongkuk Structures & Construction Co., Ltd                    4,816   34,768       0.0%
    Dongsuh Cos Inc.                                              2,652   62,841       0.0%
    DONGSUNG Corp.                                               12,411   69,997       0.0%
*   Dongwha Enterprise Co., Ltd.                                    583   17,761       0.0%
    Dongwha Pharm Co., Ltd.                                       7,521   51,016       0.0%
    Dongwon Development Co., Ltd.                                10,209   40,732       0.0%
    Dongwon F&B Co., Ltd.                                           350   61,607       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Dongwon Industries Co., Ltd.                                    414 $111,404       0.0%
    Dongyang E&P, Inc.                                            3,315   38,746       0.0%
    Doosan Corp.                                                  3,171  283,735       0.0%
*   Doosan Engine Co., Ltd.                                      14,892   45,855       0.0%
    Doosan Heavy Industries & Construction Co., Ltd.             26,104  595,571       0.1%
*   Dragonfly GF Co., Ltd.                                        1,460    8,663       0.0%
    DRB Holding Co., Ltd.                                         1,970   22,013       0.0%
*   Duk San Neolux Co., Ltd.                                      2,245   57,831       0.0%
*   Duksan Hi-Metal Co., Ltd.                                     3,951   25,554       0.0%
    DuzonBIzon Co., Ltd.                                          8,849  172,464       0.0%
    DY Corp.                                                      8,382   45,843       0.0%
    e Tec E&C, Ltd.                                                 913   78,336       0.0%
    e-LITECOM Co., Ltd.                                           5,790   49,168       0.0%
#   E-MART, Inc.                                                  5,679  805,283       0.1%
*   e-Starco Co., Ltd.                                           11,043   16,160       0.0%
    E1 Corp.                                                      1,099   58,379       0.0%
    Eagon Industrial, Ltd.                                        3,370   33,349       0.0%
#   Easy Bio, Inc.                                               21,977  115,995       0.0%
*   Ecopro Co., Ltd.                                              3,593   39,588       0.0%
    EG Corp.                                                      4,451   39,254       0.0%
*   Ehwa Technologies Information Co., Ltd.                      40,567   18,447       0.0%
*   ELK Corp.                                                    16,505   25,043       0.0%
*   EM-Tech Co., Ltd.                                             1,264   11,360       0.0%
#*  Emerson Pacific, Inc.                                         1,974   64,760       0.0%
#*  EMKOREA Co., Ltd.                                             5,967   25,801       0.0%
#   ENF Technology Co., Ltd.                                     10,574  217,452       0.0%
#   Eo Technics Co., Ltd.                                         2,078  114,233       0.0%
#   Eugene Corp.                                                 26,147  105,164       0.0%
*   Eugene Investment & Securities Co., Ltd.                     42,469   89,087       0.0%
    Eugene Technology Co., Ltd.                                   4,095   69,488       0.0%
    Eusu Holdings Co., Ltd.                                       8,871   48,464       0.0%
    EVERDIGM Corp.                                                5,254   41,910       0.0%
    F&F Co., Ltd.                                                 1,487   20,900       0.0%
*   Farmsco                                                       3,420   35,064       0.0%
#   Fila Korea, Ltd.                                              2,546  193,964       0.0%
    Fine Technix Co., Ltd.                                       10,892   26,016       0.0%
*   Finetex EnE, Inc.                                             4,280   25,833       0.0%
*   Foosung Co., Ltd.                                            23,489  159,259       0.0%
    Fursys, Inc.                                                  1,797   53,287       0.0%
*   Gamevil, Inc.                                                   716   34,713       0.0%
    Gaon Cable Co., Ltd.                                            930   16,396       0.0%
*   Genic Co., Ltd.                                               1,158   17,344       0.0%
    GIIR, Inc.                                                      595    4,098       0.0%
*   Global Display Co., Ltd.                                      6,155   18,104       0.0%
    Golfzon Co., Ltd.                                             1,284   75,592       0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                                9,692   65,744       0.0%
#*  GS Engineering & Construction Corp.                          20,191  471,324       0.1%
#*  GS Global Corp.                                              24,687   57,669       0.0%
    GS Holdings Corp.                                            21,883  973,543       0.1%
    GS Home Shopping, Inc.                                          913  140,199       0.0%
    GS Retail Co., Ltd.                                           5,907  251,602       0.0%
    Gwangju Shinsegae Co., Ltd.                                     188   41,218       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Halla Corp.                                                   8,194 $   32,899       0.0%
    Halla Holdings Corp.                                          3,831    226,616       0.0%
    Han Kuk Carbon Co., Ltd.                                     11,233     59,807       0.0%
    Hana Financial Group, Inc.                                   56,538  1,617,100       0.2%
#   Hana Micron, Inc.                                            11,094     49,573       0.0%
#   Hana Tour Service, Inc.                                       3,641    204,882       0.0%
    Hancom, Inc.                                                  5,785     89,095       0.0%
    Handok, Inc.                                                  1,292     25,576       0.0%
    Handsome Co., Ltd.                                            3,820    135,402       0.0%
    Hanil Cement Co., Ltd.                                        1,951    126,609       0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.             31,758    108,059       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     6,254     28,467       0.0%
#   Hanjin Kal Corp.                                             13,675    201,784       0.0%
#   Hanjin Transportation Co., Ltd.                               4,414    113,478       0.0%
    Hankook Shell Oil Co., Ltd.                                     326    125,613       0.0%
    Hankook Tire Co., Ltd.                                       21,194  1,017,759       0.1%
    Hankuk Glass Industries, Inc.                                   192      4,505       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                            770     19,544       0.0%
    Hanmi Semiconductor Co., Ltd.                                 9,574    115,817       0.0%
    Hanon Systems                                                45,925    429,412       0.1%
#   Hansae Co., Ltd.                                              7,474    165,169       0.0%
    Hansae Yes24 Holdings Co., Ltd.                               6,460     59,176       0.0%
*   Hanshin Construction                                          2,070     32,139       0.0%
#   Hansol Chemical Co., Ltd.                                     5,595    404,459       0.1%
*   Hansol Holdings Co., Ltd.                                    23,663    132,864       0.0%
*   Hansol HomeDeco Co., Ltd.                                    40,610     62,044       0.0%
    Hansol Logistics Co., Ltd.                                    1,921      4,511       0.0%
    Hansol Paper Co., Ltd.                                        9,196    162,855       0.0%
*   Hansol Technics Co., Ltd.                                     2,789     36,825       0.0%
#   Hanssem Co., Ltd.                                             2,793    432,567       0.1%
    Hanwha Chemical Corp.                                        35,807    843,061       0.1%
    Hanwha Galleria Timeworld Co., Ltd.                             646     22,178       0.0%
    Hanwha General Insurance Co., Ltd.                           16,316    108,175       0.0%
#*  Hanwha Investment & Securities Co., Ltd.                     55,362    108,050       0.0%
    Hanwha Life Insurance Co., Ltd.                              66,683    364,056       0.1%
#   Hanyang Eng Co., Ltd.                                         5,602     60,843       0.0%
    Hanyang Securities Co., Ltd.                                  1,030      6,692       0.0%
*   Harim Co., Ltd.                                               5,229     20,420       0.0%
*   Harim Holdings Co., Ltd.                                     17,931     62,670       0.0%
#   Heung-A Shipping Co., Ltd.                                   46,082     67,521       0.0%
    High Tech Pharm Co., Ltd.                                     2,570     33,869       0.0%
    HMC Investment Securities Co., Ltd.                           7,873     65,555       0.0%
#   Hotel Shilla Co., Ltd.                                        6,154    307,822       0.1%
    HS Industries Co., Ltd.                                      14,873    125,933       0.0%
    HS R&A Co., Ltd.                                              2,433     69,093       0.0%
    Huchems Fine Chemical Corp.                                   7,590    156,796       0.0%
    Humax Co., Ltd.                                               9,048    115,307       0.0%
    Huons Global Co., Ltd.                                        4,023    151,059       0.0%
    Huvis Corp.                                                   5,498     34,418       0.0%
    Huvitz Co., Ltd.                                              1,959     20,916       0.0%
    Hwa Shin Co., Ltd.                                           11,649     70,108       0.0%
    HwaSung Industrial Co., Ltd.                                  3,833     42,060       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hy-Lok Corp.                                                  4,266 $   84,833       0.0%
    Hyosung Corp.                                                10,107  1,180,648       0.1%
*   Hyundai BNG Steel Co., Ltd.                                   4,392     44,201       0.0%
    Hyundai C&F, Inc.                                             1,575     22,127       0.0%
    Hyundai Corp.                                                 2,964     54,279       0.0%
    Hyundai Department Store Co., Ltd.                            6,168    632,769       0.1%
    Hyundai Development Co-Engineering & Construction            13,258    560,649       0.1%
    Hyundai Engineering & Construction Co., Ltd.                 31,609  1,141,736       0.1%
    Hyundai Engineering Plastics Co., Ltd.                        8,090     63,725       0.0%
    Hyundai Glovis Co., Ltd.                                      5,182    784,404       0.1%
    Hyundai Greenfood Co., Ltd.                                   7,981    116,787       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            8,072  1,023,694       0.1%
    Hyundai Home Shopping Network Corp.                           1,319    130,766       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.               14,610     47,187       0.0%
    Hyundai Livart Furniture Co., Ltd.                            6,911    149,091       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    26,359    813,633       0.1%
*   Hyundai Merchant Marine Co., Ltd.                             3,661     27,869       0.0%
*   Hyundai Mipo Dockyard Co., Ltd.                               5,786    353,996       0.1%
    Hyundai Mobis Co., Ltd.                                      13,330  3,179,315       0.3%
#*  Hyundai Rotem Co., Ltd.                                       8,979    146,612       0.0%
    Hyundai Steel Co.                                            23,205    999,895       0.1%
    Hyundai Wia Corp.                                             4,888    335,330       0.1%
    HyVision System, Inc.                                         2,485     14,892       0.0%
*   i-SENS, Inc.                                                  2,125     60,655       0.0%
#*  ICD Co., Ltd.                                                 3,057     41,185       0.0%
#*  Iljin Display Co., Ltd.                                      13,112     47,102       0.0%
    Iljin Electric Co., Ltd.                                      9,122     37,017       0.0%
#   Iljin Holdings Co., Ltd.                                      7,369     37,557       0.0%
*   Iljin Materials Co., Ltd.                                     2,416     33,939       0.0%
    Ilshin Spinning Co., Ltd.                                       744     84,536       0.0%
#*  IM Co., Ltd.                                                  5,419     17,503       0.0%
    iMarketKorea, Inc.                                            5,923     66,092       0.0%
    InBody Co., Ltd.                                              3,257     93,863       0.0%
    Industrial Bank of Korea                                     53,497    615,809       0.1%
#*  Infinitt Healthcare Co., Ltd.                                 5,114     32,738       0.0%
*   Infraware, Inc.                                               5,651     19,157       0.0%
#*  InkTec Co., Ltd.                                              2,097     18,324       0.0%
*   InnoWireless, Inc.                                            1,034      7,844       0.0%
#*  Innox Corp.                                                   4,610     73,828       0.0%
#*  Insun ENT Co., Ltd.                                          10,668     52,883       0.0%
    Intelligent Digital Integrated Security Co., Ltd.             2,551     23,816       0.0%
#*  Interflex Co., Ltd.                                           5,193     73,989       0.0%
    Interojo Co., Ltd.                                            2,630     90,693       0.0%
#   Interpark Corp.                                               4,000     39,131       0.0%
    Interpark Holdings Corp.                                     16,447     71,635       0.0%
    INTOPS Co., Ltd.                                              3,594     63,426       0.0%
    Inzi Controls Co., Ltd.                                       2,210      9,663       0.0%
    INZI Display Co., Ltd.                                        5,255      9,405       0.0%
#*  Iones Co., Ltd.                                               3,111     44,288       0.0%
    IS Dongseo Co., Ltd.                                          5,122    221,342       0.0%
    ISC Co., Ltd.                                                 1,461     22,429       0.0%
    ISU Chemical Co., Ltd.                                        7,276     98,503       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    IsuPetasys Co., Ltd.                                         15,340 $   55,985       0.0%
    J.ESTINA Co., Ltd.                                            1,768     14,408       0.0%
    Jahwa Electronics Co., Ltd.                                   5,727     72,708       0.0%
#   JB Financial Group Co., Ltd.                                 48,801    253,032       0.0%
*   Jcontentree Corp.                                            17,321     57,387       0.0%
    Jinsung T.E.C.                                                1,807     10,055       0.0%
*   Jusung Engineering Co., Ltd.                                  9,399     77,490       0.0%
    JVM Co., Ltd.                                                 1,013     39,587       0.0%
*   JYP Entertainment Corp.                                       2,036      9,866       0.0%
#   Kakao Corp.                                                   3,860    257,386       0.0%
    Kangnam Jevisco Co., Ltd.                                     1,835     59,718       0.0%
    KAON Media Co., Ltd.                                          1,845     16,749       0.0%
    KB Capital Co., Ltd.                                          5,499    126,181       0.0%
    KB Financial Group, Inc.                                     22,623    837,435       0.1%
    KB Financial Group, Inc. ADR                                 47,792  1,767,348       0.2%
#   KB Insurance Co., Ltd.                                       22,704    573,782       0.1%
*   KC Cottrell Co., Ltd.                                           626      3,246       0.0%
    KC Green Holdings Co., Ltd.                                   5,270     39,766       0.0%
    KC Tech Co., Ltd.                                             8,259    100,174       0.0%
    KCC Corp.                                                     1,590    561,356       0.1%
*   KCC Engineering & Construction Co., Ltd.                      4,872     40,414       0.0%
*   KEC Corp.                                                     7,890      6,629       0.0%
    KEPCO Engineering & Construction Co., Inc.                    2,835     62,062       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                   5,542    265,674       0.0%
    Keyang Electric Machinery Co., Ltd.                           3,516     15,317       0.0%
#*  KEYEAST Co., Ltd.                                            36,566     83,094       0.0%
    KG Chemical Corp.                                             4,307     52,591       0.0%
    KG Eco Technology Service Co., Ltd.                           1,015      2,894       0.0%
    Kginicis Co., Ltd.                                            3,619     38,762       0.0%
    KGMobilians Co., Ltd.                                         4,423     36,533       0.0%
    KH Vatec Co., Ltd.                                            5,221     57,379       0.0%
    KISCO Corp.                                                   1,992     65,437       0.0%
    KISCO Holdings Co., Ltd.                                        508     27,297       0.0%
    Kishin Corp.                                                    757      3,513       0.0%
    KISWIRE, Ltd.                                                 3,350    114,222       0.0%
    KIWOOM Securities Co., Ltd.                                   4,843    280,628       0.0%
*   KleanNara Co., Ltd.                                           2,981     13,887       0.0%
*   KMH Co., Ltd.                                                 4,639     33,308       0.0%
#*  KMW Co., Ltd.                                                 4,421     31,807       0.0%
#   Kocom Co., Ltd.                                               2,691     21,581       0.0%
    Koentec Co., Ltd.                                            13,257     31,934       0.0%
    Koh Young Technology, Inc.                                    2,789    109,055       0.0%
    Kolao Holdings                                                4,818     36,987       0.0%
    Kolon Corp.                                                   1,151     51,105       0.0%
    Kolon Industries, Inc.                                        6,977    453,229       0.1%
#   Kolon Life Science, Inc.                                      1,208    157,767       0.0%
#   KONA I Co., Ltd.                                              6,921     72,248       0.0%
    Korea Cast Iron Pipe Industries Co., Ltd.                     1,683     13,774       0.0%
    Korea Circuit Co., Ltd.                                       7,389     51,966       0.0%
    Korea District Heating Corp.                                  1,606     96,981       0.0%
    Korea Electric Power Corp.                                   14,670    634,633       0.1%
    Korea Electric Power Corp. Sponsored ADR                     56,037  1,222,167       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Korea Electric Terminal Co., Ltd.                              2,136 $  133,422       0.0%
#   Korea Electronic Certification Authority, Inc.                 4,271     21,139       0.0%
    Korea Electronic Power Industrial Development Co., Ltd.        5,312     22,650       0.0%
*   Korea Flange Co., Ltd.                                         2,351     29,754       0.0%
    Korea Gas Corp.                                                9,730    393,275       0.1%
*   Korea Information & Communications Co, Ltd.                    3,785     36,793       0.0%
    Korea Investment Holdings Co., Ltd.                           11,857    424,526       0.1%
    Korea Kolmar Co., Ltd.                                         5,075    361,097       0.1%
    Korea Kolmar Holdings Co., Ltd.                                1,931     49,360       0.0%
#*  Korea Line Corp.                                               6,199     97,621       0.0%
    Korea Petrochemical Ind Co., Ltd.                              1,349    240,478       0.0%
    Korea United Pharm, Inc.                                       2,571     37,702       0.0%
    Korea Zinc Co., Ltd.                                           1,431    568,206       0.1%
*   Korean Air Lines Co., Ltd.                                    13,995    391,204       0.1%
    Korean Reinsurance Co.                                        41,224    424,837       0.1%
    Kortek Corp.                                                   4,957     60,771       0.0%
    KPX Chemical Co., Ltd.                                         1,574     86,909       0.0%
    KSS LINE, Ltd.                                                 2,136     15,049       0.0%
    KT Corp. Sponsored ADR                                        12,498    199,843       0.0%
*   KT Hitel Co., Ltd.                                             4,412     28,386       0.0%
    KT Skylife Co., Ltd.                                          11,241    175,133       0.0%
#*  KTB Investment & Securities Co., Ltd.                         28,137     70,322       0.0%
    KTCS Corp.                                                     5,223     11,223       0.0%
    Ktis Corp.                                                     5,026     15,801       0.0%
    Kukdo Chemical Co., Ltd.                                       1,792     84,736       0.0%
    Kukdong Oil & Chemicals Co., Ltd.                              5,050     14,214       0.0%
*   Kumho Electric Co., Ltd.                                       1,900     15,654       0.0%
#   Kumho Petrochemical Co., Ltd.                                  4,274    261,168       0.0%
#*  Kumho Tire Co., Inc.                                          45,837    410,997       0.1%
    Kumkang Kind Co., Ltd.                                         1,390     55,122       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                           10,097     72,826       0.0%
#*  Kwang Myung Electric Co., Ltd.                                10,100     28,189       0.0%
    Kwangju Bank                                                  12,244    108,059       0.0%
*   Kyeryong Construction Industrial Co., Ltd.                     1,581     20,172       0.0%
#   Kyobo Securities Co., Ltd.                                    11,174     90,522       0.0%
    Kyung Dong Navien Co., Ltd.                                    1,630     83,525       0.0%
    Kyung-In Synthetic Corp.                                      11,914     47,838       0.0%
    Kyungbang, Ltd.                                                3,980     62,953       0.0%
    Kyungchang Industrial Co., Ltd.                                7,192     31,565       0.0%
    KyungDong City Gas Co., Ltd.                                     888     52,601       0.0%
    Kyungdong Pharm Co., Ltd.                                      2,090     32,764       0.0%
#*  LB Semicon, Inc.                                              16,693     44,184       0.0%
    LEADCORP, Inc. (The)                                           9,025     62,708       0.0%
#*  Leaders Cosmetics Co., Ltd.                                    5,667     97,838       0.0%
#   LEENO Industrial, Inc.                                         4,085    153,280       0.0%
    LF Corp.                                                       9,958    188,790       0.0%
    LG Chem, Ltd.                                                  8,652  1,858,276       0.2%
    LG Display Co., Ltd.                                          36,833    880,663       0.1%
    LG Display Co., Ltd. ADR                                     172,648  2,073,502       0.2%
    LG Hausys, Ltd.                                                3,379    279,078       0.0%
#   LG Household & Health Care, Ltd.                               1,734  1,240,396       0.1%
    LG Innotek Co., Ltd.                                           6,283    427,986       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    LG International Corp.                                         9,697 $  235,653       0.0%
*   LG Life Sciences, Ltd.                                         4,571    248,051       0.0%
    LG Uplus Corp.                                               108,252  1,115,667       0.1%
    LMS Co., Ltd.                                                  3,047     20,149       0.0%
    Lock&Lock Co., Ltd.                                            4,513     52,733       0.0%
*   Loen Entertainment, Inc.                                       2,962    174,240       0.0%
    Lotte Chemical Corp.                                           4,864  1,222,091       0.1%
    Lotte Confectionery Co., Ltd.                                  1,731    290,568       0.0%
    LOTTE Fine Chemical Co., Ltd.                                  7,369    186,590       0.0%
    Lotte Food Co., Ltd.                                             242    146,060       0.0%
    LOTTE Himart Co., Ltd.                                         5,413    208,439       0.0%
#*  Lotte Non-Life Insurance Co., Ltd.                            29,631     70,380       0.0%
#   Lotte Shopping Co., Ltd.                                       2,045    408,028       0.1%
    LS Corp.                                                       9,430    451,014       0.1%
*   Lumens Co., Ltd.                                              10,101     35,466       0.0%
    Macquarie Korea Infrastructure Fund                           98,886    761,303       0.1%
*   Macrogen, Inc.                                                 2,610     75,771       0.0%
    Maeil Dairy Industry Co., Ltd.                                 2,055     60,803       0.0%
    Mando Corp.                                                    3,990    932,892       0.1%
    Mcnex Co., Ltd.                                                1,630     28,472       0.0%
    MDS Technology Co., Ltd.                                       1,077     16,644       0.0%
    Medy-Tox, Inc.                                                   909    322,510       0.1%
    MegaStudy Co., Ltd.                                            1,272     35,944       0.0%
    MegaStudyEdu Co., Ltd.                                           693     28,627       0.0%
*   Melfas, Inc.                                                   5,636     36,285       0.0%
    Meritz Financial Group, Inc.                                  14,701    144,407       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                      33,955    472,511       0.1%
    Meritz Securities Co., Ltd.                                  109,171    323,533       0.1%
    Mirae Asset Daewoo Co., Ltd.                                  59,381    400,446       0.1%
    Mirae Asset Securities Co., Ltd.                              23,964    472,617       0.1%
    Miwon Specialty Chemical Co., Ltd.                                84     29,438       0.0%
    MK Electron Co., Ltd.                                          3,143     23,048       0.0%
*   MNTech Co., Ltd.                                               4,699     23,296       0.0%
    Moda-InnoChips Co., Ltd.                                       2,027     17,884       0.0%
    Modetour Network, Inc.                                         3,499     80,990       0.0%
    Monalisa Co., Ltd.                                             4,836     25,774       0.0%
    Moorim P&P Co., Ltd.                                          11,756     41,835       0.0%
*   Moorim Paper Co., Ltd.                                        10,302     24,947       0.0%
    Motonic Corp.                                                  2,770     22,424       0.0%
    Multicampus Co., Ltd.                                            719     23,824       0.0%
    Namhae Chemical Corp.                                          3,646     25,942       0.0%
*   Namsun Aluminum Co., Ltd.                                      9,779     10,055       0.0%
    Namyang Dairy Products Co., Ltd.                                 134     78,940       0.0%
*   Nanos Co., Ltd.                                                  730        878       0.0%
    NAVER Corp.                                                    4,652  3,480,465       0.3%
    NCSoft Corp.                                                   2,896    669,001       0.1%
    NeoPharm Co., Ltd.                                               869     21,706       0.0%
*   Neowiz Games Corp.                                            11,610    109,459       0.0%
    NEOWIZ HOLDINGS Corp.                                          4,760     65,454       0.0%
    NEPES Corp.                                                   10,486     64,554       0.0%
    Nexen Corp.                                                    9,940     69,387       0.0%
    Nexen Tire Corp.                                              18,210    208,901       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
#*  Nexon GT Co., Ltd.                                            5,925 $ 41,442       0.0%
#   NH Investment & Securities Co., Ltd.                         46,380  407,832       0.1%
*   NHN Entertainment Corp.                                       7,901  346,179       0.1%
#   NHN KCP Corp.                                                 4,719   70,427       0.0%
    NICE Holdings Co., Ltd.                                       9,254  136,149       0.0%
    Nice Information & Telecommunication, Inc.                      396   12,648       0.0%
#   NICE Information Service Co., Ltd.                           21,377  143,018       0.0%
*   NK Co., Ltd.                                                  3,712   15,600       0.0%
    Nong Shim Holdings Co., Ltd.                                    658   58,029       0.0%
    Nong Woo Bio Co., Ltd.                                        2,138   39,088       0.0%
#   NongShim Co., Ltd.                                              441  110,973       0.0%
    Noroo Holdings Co., Ltd.                                      1,493   21,797       0.0%
    NOROO Paint & Coatings Co., Ltd.                              3,900   31,507       0.0%
    NPC                                                             363    1,998       0.0%
#*  OCI Co., Ltd.                                                 6,100  480,741       0.1%
#*  OPTRON-TEC, Inc.                                              5,461   26,305       0.0%
#   Orion Corp.                                                   1,435  895,630       0.1%
#*  Osstem Implant Co., Ltd.                                      4,874  231,879       0.0%
    Ottogi Corp.                                                    253  145,390       0.0%
*   Pan Ocean Co., Ltd.                                          16,353   51,455       0.0%
    Pan-Pacific Co., Ltd.                                        13,908   35,634       0.0%
#*  PaperCorea, Inc.                                             71,965   36,420       0.0%
    Partron Co., Ltd.                                            21,564  168,265       0.0%
#*  Paru Co., Ltd.                                               17,028   60,337       0.0%
#   Posco M-Tech Co., Ltd.                                       17,041   40,158       0.0%
*   Power Logics Co., Ltd.                                       15,967   51,702       0.0%
    PSK, Inc.                                                     3,211   38,825       0.0%
    Pulmuone Co., Ltd.                                              425   43,949       0.0%
    Pyeong Hwa Automotive Co., Ltd.                               5,629   57,475       0.0%
#*  Redrover Co., Ltd.                                           10,163   49,701       0.0%
    RFsemi Technologies, Inc.                                     3,027   27,761       0.0%
    RFTech Co., Ltd.                                              5,319   31,808       0.0%
*   S&C Engine Group, Ltd.                                        7,485    9,625       0.0%
*   S&S Tech Corp.                                                1,436   10,226       0.0%
    S&T Corp.                                                       669   10,390       0.0%
    S&T Holdings Co., Ltd.                                        2,865   37,424       0.0%
    S&T Motiv Co., Ltd.                                           3,016  107,706       0.0%
    S-1 Corp.                                                     3,773  304,637       0.0%
    S-Energy Co., Ltd.                                            3,611   31,067       0.0%
*   S-MAC Co., Ltd.                                               6,155   35,805       0.0%
    S-Oil Corp.                                                   7,627  521,211       0.1%
*   Sajo Industries Co., Ltd.                                     1,099   59,929       0.0%
#*  Sajodongaone Co., Ltd.                                        8,260   12,032       0.0%
*   SAJOHAEPYO Corp.                                                466    4,945       0.0%
    Sam Young Electronics Co., Ltd.                               2,656   25,853       0.0%
    Sam Yung Trading Co., Ltd.                                    2,370   36,428       0.0%
    Samchully Co., Ltd.                                           1,080   92,061       0.0%
    Samchuly Bicycle Co., Ltd.                                      879   10,809       0.0%
    Samho Development Co., Ltd.                                   6,107   17,340       0.0%
*   Samho International Co., Ltd.                                 2,508   38,317       0.0%
    SAMHWA Paints Industrial Co., Ltd.                            3,040   29,702       0.0%
#   Samick Musical Instruments Co., Ltd.                         14,805   29,711       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
SOUTH KOREA -- (Continued)
    Samick THK Co., Ltd.                                          4,280 $    39,243       0.0%
    Samjin Pharmaceutical Co., Ltd.                               4,553     125,550       0.0%
    Samkwang Glass                                                  673      35,282       0.0%
#   Samlip General Foods Co., Ltd.                                  861     128,136       0.0%
    Sammok S-Form Co., Ltd.                                       3,585      43,179       0.0%
#   Samsung C&T Corp.                                             4,659     656,704       0.1%
    Samsung Card Co., Ltd.                                        8,621     362,941       0.1%
#   Samsung Electro-Mechanics Co., Ltd.                          18,118     743,779       0.1%
    Samsung Electronics Co., Ltd.                                19,984  28,583,674       2.7%
    Samsung Electronics Co., Ltd. GDR                            16,921  11,904,113       1.1%
#*  Samsung Engineering Co., Ltd.                                27,379     225,983       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                     7,001   1,781,061       0.2%
#*  Samsung Heavy Industries Co., Ltd.                           51,695     439,331       0.1%
    Samsung Life Insurance Co., Ltd.                             10,577   1,020,678       0.1%
#   Samsung SDI Co., Ltd.                                        10,257     844,186       0.1%
#   Samsung SDS Co., Ltd.                                         6,055     816,511       0.1%
    Samsung Securities Co., Ltd.                                 19,243     578,744       0.1%
*   SAMT Co., Ltd.                                               16,450      24,123       0.0%
    Samyang Corp.                                                   334      29,991       0.0%
    Samyang Holdings Corp.                                          957     104,348       0.0%
    Samyang Tongsang Co., Ltd.                                      603      25,881       0.0%
*   Samyoung Chemical Co., Ltd.                                   6,670       9,093       0.0%
#*  Sangbo Corp.                                                  7,260      21,731       0.0%
    Sangsin Brake                                                 2,008      11,413       0.0%
    SBS Contents Hub Co., Ltd.                                    1,410      10,861       0.0%
    SBS Media Holdings Co., Ltd.                                 22,546      56,190       0.0%
    Seah Besteel Corp.                                            7,278     147,318       0.0%
    SeAH Holdings Corp.                                             419      43,829       0.0%
    SeAH Steel Corp.                                              1,827     111,082       0.0%
    Sebang Co., Ltd.                                              6,087      80,015       0.0%
    Sebang Global Battery Co., Ltd.                               3,780     122,454       0.0%
*   Seegene, Inc.                                                 1,896      50,062       0.0%
    Sejong Industrial Co., Ltd.                                   6,842      61,621       0.0%
    Sekonix Co., Ltd.                                             3,870      43,429       0.0%
    Sempio Co.                                                      345      12,292       0.0%
*   Sempio Foods Co.                                                730      20,028       0.0%
#*  Seobu T&D                                                     4,048      70,330       0.0%
    Seohan Co., Ltd.                                             46,096      84,240       0.0%
*   Seohee Construction Co., Ltd.                                78,852     104,487       0.0%
    Seoul Auction Co., Ltd.                                       1,819      20,368       0.0%
    Seoul Semiconductor Co., Ltd.                                15,450     184,462       0.0%
    SEOWONINTECH Co., Ltd.                                        4,409      42,010       0.0%
    Seoyon Co., Ltd.                                              6,326      61,328       0.0%
*   Sewon Cellontech Co., Ltd.                                   11,429      29,104       0.0%
    Sewon Precision Industry Co., Ltd.                            1,917      31,657       0.0%
#   SEWOONMEDICAL Co., Ltd.                                      10,144      40,827       0.0%
    SFA Engineering Corp.                                         3,059     154,531       0.0%
#*  SFA Semicon Co., Ltd.                                        25,047      48,349       0.0%
#*  SG Corp.                                                     77,870      82,856       0.0%
    SH Energy & Chemical Co., Ltd.                               45,156      61,009       0.0%
    Shinhan Financial Group Co., Ltd.                            29,013   1,109,868       0.1%
    Shinhan Financial Group Co., Ltd. ADR                        20,352     786,401       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Shinsegae Engineering & Construction Co., Ltd.                 1,481 $   52,003       0.0%
    Shinsegae Information & Communication Co., Ltd.                  917     52,145       0.0%
    Shinsegae International, Inc.                                    432     29,526       0.0%
    Shinsegae, Inc.                                                2,647    429,942       0.1%
*   Shinsung Solar Energy Co., Ltd.                               17,036     38,582       0.0%
*   Shinsung Tongsang Co., Ltd.                                   52,297     55,616       0.0%
*   Shinwha Intertek Corp.                                         7,862     22,612       0.0%
*   Shinwon Corp.                                                 11,194     16,031       0.0%
    Shinyoung Securities Co., Ltd.                                   632     27,452       0.0%
#   SHOWBOX Corp.                                                 10,454     54,733       0.0%
*   Signetics Corp.                                               17,527     26,904       0.0%
*   SIGONG TECH Co., Ltd.                                          6,507     29,535       0.0%
    Silicon Works Co., Ltd.                                        3,521     82,268       0.0%
    Silla Co., Ltd.                                                3,715     45,591       0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                                    7,120     16,489       0.0%
    SIMPAC, Inc.                                                   5,344     22,879       0.0%
    Sindoh Co., Ltd.                                               1,380     63,317       0.0%
    SJM Co., Ltd.                                                  3,600     19,330       0.0%
    SK Bioland Co., Ltd.                                           2,817     45,315       0.0%
    SK Chemicals Co., Ltd.                                         4,649    242,690       0.0%
#*  SK Communications Co., Ltd.                                    4,426     10,197       0.0%
    SK Gas, Ltd.                                                   2,393    201,117       0.0%
    SK Holdings Co., Ltd.                                          3,684    718,675       0.1%
    SK Hynix, Inc.                                               184,169  6,587,103       0.6%
    SK Innovation Co., Ltd.                                       10,685  1,406,512       0.2%
    SK Materials Co., Ltd.                                         2,534    344,675       0.1%
    SK Networks Co., Ltd.                                         48,541    275,874       0.0%
#*  SK Securities Co., Ltd.                                      123,695    111,896       0.0%
    SK Telecom Co., Ltd.                                           1,994    390,887       0.1%
#   SKC Co., Ltd.                                                 10,988    259,223       0.0%
    SKCKOLONPI, Inc.                                               5,700     61,662       0.0%
    SL Corp.                                                       7,580    100,909       0.0%
#*  SM Entertainment Co.                                           3,808     90,721       0.0%
    SMCore, Inc.                                                   1,336      8,645       0.0%
*   Solborn, Inc.                                                  3,048     15,929       0.0%
#   Solid, Inc.                                                    6,454     13,286       0.0%
    Songwon Industrial Co., Ltd.                                   3,522     53,930       0.0%
*   Sonokong Co., Ltd.                                             3,721     22,101       0.0%
    Soulbrain Co., Ltd.                                            4,731    257,823       0.0%
#   Spigen Korea Co., Ltd.                                         1,625     72,712       0.0%
#*  Ssangyong Cement Industrial Co., Ltd.                          9,493    133,043       0.0%
    Suheung Co., Ltd.                                              1,935     66,891       0.0%
    Sunchang Corp.                                                 4,035     36,214       0.0%
    Sung Kwang Bend Co., Ltd.                                     11,782     96,773       0.0%
    Sungchang Enterprise Holdings, Ltd.                           14,040     37,337       0.0%
*   Sungshin Cement Co., Ltd.                                      7,455     49,506       0.0%
#   Sungwoo Hitech Co., Ltd.                                      18,826    126,034       0.0%
    Sunjin Co., Ltd.                                               1,592     36,567       0.0%
#*  Suprema HQ, Inc.                                               1,525     10,879       0.0%
*   Suprema, Inc.                                                  1,413     29,333       0.0%
#*  Synopex, Inc.                                                 28,253     41,559       0.0%
    Taekwang Industrial Co., Ltd.                                    263    192,751       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
*   Taewoong Co., Ltd.                                            5,397 $129,988       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                18,899   80,417       0.0%
*   Taihan Textile Co., Ltd.                                         62    3,411       0.0%
    Tailim Packaging Co., Ltd.                                   15,780   42,150       0.0%
*   TBH Global Co., Ltd.                                          4,018   28,956       0.0%
    TechWing, Inc.                                                5,460   59,980       0.0%
#   TES Co., Ltd.                                                 5,140   96,287       0.0%
*   Texcell-NetCom Co., Ltd.                                      3,909   21,486       0.0%
*   TK Chemical Corp.                                            26,714   44,988       0.0%
    TK Corp.                                                      8,295   61,306       0.0%
    Tokai Carbon Korea Co., Ltd.                                    717   20,661       0.0%
    Tongyang Life Insurance Co, Ltd.                             20,076  210,333       0.0%
#   Tongyang, Inc.                                               56,091  157,421       0.0%
*   Top Engineering Co., Ltd.                                     3,447   17,702       0.0%
#   Toptec Co., Ltd.                                              5,736   96,065       0.0%
    Tovis Co., Ltd.                                               8,227   60,363       0.0%
    TS Corp.                                                      1,940   40,751       0.0%
    UBCare Co., Ltd.                                             11,292   34,159       0.0%
    Ubiquoss, Inc.                                                4,502   43,799       0.0%
*   Ubivelox, Inc.                                                1,255   11,059       0.0%
    Uju Electronics Co., Ltd.                                     3,162   41,299       0.0%
    Unid Co., Ltd.                                                2,292   93,604       0.0%
    Uniquest Corp.                                                2,220    9,540       0.0%
*   Unison Co., Ltd.                                              6,034    8,052       0.0%
    UniTest, Inc.                                                 2,846   33,502       0.0%
    Value Added Technologies Co., Ltd.                            3,642   99,876       0.0%
#   Viatron Technologies, Inc.                                   10,000  175,914       0.0%
#   Vieworks Co., Ltd.                                            3,242  174,101       0.0%
#   Visang Education, Inc.                                        4,557   59,884       0.0%
#*  Webzen, Inc.                                                  5,851   87,718       0.0%
#*  WeMade Entertainment Co., Ltd.                                1,072   18,195       0.0%
    Whanin Pharmaceutical Co., Ltd.                               2,219   28,284       0.0%
    WillBes & Co. (The)                                          16,224   38,958       0.0%
*   Winix, Inc.                                                   2,076   15,116       0.0%
#   WiSoL Co., Ltd.                                               8,120   94,639       0.0%
*   WIZIT Co., Ltd.                                               9,117    9,677       0.0%
*   WONIK CUBE Corp.                                              3,316    7,264       0.0%
#*  Wonik Holdings Co., Ltd.                                     14,480   81,953       0.0%
*   WONIK IPS Co., Ltd.                                          15,235  309,446       0.1%
#*  Wonik Materials Co., Ltd.                                       810   50,249       0.0%
*   Wonik QnC Corp.                                               1,326   18,638       0.0%
*   Woongjin Co., Ltd.                                           23,561   55,157       0.0%
#*  Woongjin Energy Co., Ltd.                                     2,932   14,156       0.0%
*   Woongjin Thinkbig Co., Ltd.                                  13,716  114,226       0.0%
    Woori Bank                                                   55,234  601,947       0.1%
    Woori Bank Sponsored ADR                                      3,029   99,987       0.0%
*   Woori Investment Bank Co., Ltd.                              51,594   30,871       0.0%
    Y G-1 Co., Ltd.                                               5,966   47,149       0.0%
*   YD Online Corp.                                               1,798    6,289       0.0%
*   YeaRimDang Publishing Co., Ltd.                               3,338   12,379       0.0%
    YESCO Co., Ltd.                                                 510   16,780       0.0%
#   YG Entertainment, Inc.                                        2,213   56,562       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    Yoosung Enterprise Co., Ltd.                                  10,361 $     36,576       0.0%
    Youlchon Chemical Co., Ltd.                                    3,560       42,127       0.0%
    Young Poong Corp.                                                134      116,165       0.0%
    Young Poong Precision Corp.                                    6,555       48,002       0.0%
    Youngone Corp.                                                 4,853      136,199       0.0%
    Youngone Holdings Co., Ltd.                                    3,110      156,486       0.0%
#*  Yuanta Securities Korea Co., Ltd.                             30,918       84,515       0.0%
                                                                         ------------      ----
TOTAL SOUTH KOREA                                                         159,549,287      14.8%
                                                                         ------------      ----
TAIWAN -- (14.2%)
    A-DATA Technology Co., Ltd.                                  104,605      162,531       0.0%
    Ability Enterprise Co., Ltd.                                 166,508       81,686       0.0%
    AcBel Polytech, Inc.                                         138,685      102,593       0.0%
#   Accton Technology Corp.                                      157,858      252,078       0.0%
#   Acer, Inc.                                                   990,287      453,776       0.1%
    ACES Electronic Co., Ltd.                                     31,000       23,657       0.0%
    Achem Technology Corp.                                        93,526       31,957       0.0%
*   Acme Electronics Corp.                                        26,000       10,604       0.0%
    Acter Co., Ltd.                                               13,000       34,946       0.0%
    Actron Technology Corp.                                       33,000      108,126       0.0%
    Adlink Technology, Inc.                                       38,814       75,064       0.0%
    Advanced Ceramic X Corp.                                      17,000      135,940       0.0%
*   Advanced Connectek, Inc.                                     122,000       32,528       0.0%
    Advanced International Multitech Co., Ltd.                    42,000       26,734       0.0%
    Advanced Semiconductor Engineering, Inc.                     654,774      769,345       0.1%
    Advanced Semiconductor Engineering, Inc. ADR                 165,684      969,251       0.1%
    Advanced Wireless Semiconductor Co.                           71,000      110,617       0.0%
    Advancetek Enterprise Co., Ltd.                               96,335       54,948       0.0%
    Advantech Co., Ltd.                                           60,555      492,134       0.1%
*   AGV Products Corp.                                           288,172       68,670       0.0%
    Airtac International Group                                    36,450      289,847       0.0%
    Alcor Micro Corp.                                             17,000       10,501       0.0%
*   ALI Corp.                                                    130,000       68,242       0.0%
    Alltek Technology Corp.                                       28,014       22,390       0.0%
    Alpha Networks, Inc.                                         130,500       75,085       0.0%
#   Altek Corp.                                                  151,727      108,454       0.0%
    Ambassador Hotel (The)                                        50,000       39,142       0.0%
    AMPOC Far-East Co., Ltd.                                      31,000       24,718       0.0%
#   AmTRAN Technology Co., Ltd.                                  351,907      278,713       0.0%
    Anpec Electronics Corp.                                       27,454       24,957       0.0%
    Apacer Technology, Inc.                                       55,506       58,287       0.0%
*   APCB, Inc.                                                    70,000       49,611       0.0%
    Apex Biotechnology Corp.                                      35,477       46,807       0.0%
    Apex International Co., Ltd.                                  49,710       53,319       0.0%
    Apex Medical Corp.                                            21,000       23,091       0.0%
    Apex Science & Engineering                                    68,848       17,502       0.0%
#   Arcadyan Technology Corp.                                     51,859       94,189       0.0%
    Ardentec Corp.                                               201,411      150,004       0.0%
*   Arima Communications Corp.                                   106,087       16,538       0.0%
    Asia Cement Corp.                                            440,696      384,217       0.1%
#*  Asia Optical Co., Inc.                                       132,000      121,772       0.0%
*   Asia Plastic Recycling Holding, Ltd.                          70,377       40,036       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Asia Polymer Corp.                                             157,651 $   91,193       0.0%
    Asia Vital Components Co., Ltd.                                148,278    110,970       0.0%
    ASMedia Technology, Inc.                                         4,000     31,164       0.0%
    ASPEED Technology, Inc.                                          9,599    138,274       0.0%
    ASROCK, Inc.                                                    20,000     24,021       0.0%
    Asustek Computer, Inc.                                         112,996    989,197       0.1%
    Aten International Co., Ltd.                                    39,000     97,832       0.0%
#   AU Optronics Corp.                                           2,401,000    911,945       0.1%
    AU Optronics Corp. Sponsored ADR                                78,775    297,769       0.0%
    Audix Corp.                                                     52,800     60,941       0.0%
    Aurora Corp.                                                    33,693     54,429       0.0%
    AV Tech Corp.                                                   10,000      6,858       0.0%
    Avermedia Technologies                                          55,690     17,631       0.0%
*   Avision, Inc.                                                   64,693     13,806       0.0%
    AVY Precision Technology, Inc.                                  37,060     58,871       0.0%
    Awea Mechantronic Co., Ltd.                                     13,230     11,879       0.0%
    Bank of Kaohsiung Co., Ltd.                                    148,835     41,694       0.0%
    Basso Industry Corp.                                            14,000     37,650       0.0%
    BenQ Materials Corp.                                            87,000     36,987       0.0%
#   BES Engineering Corp.                                          788,000    134,166       0.0%
    Bionime Corp.                                                    7,000     10,233       0.0%
*   Biostar Microtech International Corp.                           73,000     20,788       0.0%
    Bioteque Corp.                                                  12,010     51,443       0.0%
#   Bizlink Holding, Inc.                                           41,019    207,652       0.0%
#   Boardtek Electronics Corp.                                      63,000     62,347       0.0%
    Bright Led Electronics Corp.                                    76,100     23,621       0.0%
*   C Sun Manufacturing, Ltd.                                       68,000     34,294       0.0%
#   Capital Securities Corp.                                       944,731    236,171       0.0%
    Career Technology MFG. Co., Ltd.                               156,000     99,478       0.0%
*   Carnival Industrial Corp.                                       65,000     11,176       0.0%
    Casetek Holdings, Ltd.                                          36,000    115,569       0.0%
    Catcher Technology Co., Ltd.                                   193,509  1,514,779       0.2%
#   Cathay Financial Holding Co., Ltd.                           1,112,125  1,439,287       0.2%
    Cathay Real Estate Development Co., Ltd.                       300,300    153,938       0.0%
#   Chailease Holding Co., Ltd.                                    243,000    419,471       0.1%
    ChainQui Construction Development Co., Ltd.                     48,000     28,466       0.0%
*   Champion Building Materials Co., Ltd.                          168,000     36,989       0.0%
    Chang Hwa Commercial Bank, Ltd.                              1,039,110    530,937       0.1%
    Chang Wah Electromaterials, Inc.                                15,524     72,992       0.0%
    Channel Well Technology Co., Ltd.                               54,000     51,698       0.0%
    Charoen Pokphand Enterprise                                    106,160    150,897       0.0%
    Chaun-Choung Technology Corp.                                   30,000    132,261       0.0%
    CHC Resources Corp.                                             27,618     46,993       0.0%
    Chen Full International Co., Ltd.                               46,000     71,013       0.0%
    Chenbro Micom Co., Ltd.                                         37,000     60,557       0.0%
#   Cheng Loong Corp.                                              444,480    161,110       0.0%
    Cheng Shin Rubber Industry Co., Ltd.                           441,808    898,889       0.1%
#   Cheng Uei Precision Industry Co., Ltd.                         234,159    286,516       0.0%
    Chenming Mold Industry Corp.                                    41,000     23,738       0.0%
    Chia Chang Co., Ltd.                                            89,000     68,216       0.0%
    Chicony Electronics Co., Ltd.                                  170,422    435,421       0.1%
    Chien Kuo Construction Co., Ltd.                               138,675     37,172       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Chilisin Electronics Corp.                                      50,324 $  109,896       0.0%
    Chime Ball Technology Co., Ltd.                                  9,449     11,455       0.0%
    Chimei Materials Technology Corp.                              155,250     60,999       0.0%
#   Chin-Poon Industrial Co., Ltd.                                 116,113    222,357       0.0%
    China Airlines, Ltd.                                         1,307,062    395,438       0.1%
    China Bills Finance Corp.                                      127,000     50,896       0.0%
    China Chemical & Pharmaceutical Co., Ltd.                      125,000     70,439       0.0%
    China Development Financial Holding Corp.                    2,682,579    671,268       0.1%
    China Ecotek Corp.                                              10,000     14,244       0.0%
*   China Electric Manufacturing Corp.                             103,000     24,250       0.0%
    China General Plastics Corp.                                   174,289    139,302       0.0%
    China Glaze Co., Ltd.                                           53,680     22,150       0.0%
    China Life Insurance Co., Ltd.                               1,028,562    948,091       0.1%
    China Man-Made Fiber Corp.                                     277,200     67,047       0.0%
    China Metal Products                                           136,190    134,174       0.0%
    China Motor Corp.                                               98,000     76,748       0.0%
#*  China Petrochemical Development Corp.                        1,132,092    323,261       0.1%
#   China Steel Chemical Corp.                                      45,227    155,220       0.0%
    China Steel Corp.                                            1,545,940  1,116,582       0.1%
    China Steel Structure Co., Ltd.                                 70,000     48,614       0.0%
    China Synthetic Rubber Corp.                                   253,681    199,081       0.0%
    China Wire & Cable Co., Ltd.                                    21,600     10,327       0.0%
    Chinese Maritime Transport, Ltd.                                43,120     32,997       0.0%
    Chipbond Technology Corp.                                      266,000    367,202       0.1%
#*  ChipMOS TECHNOLOGIES, Inc.                                      45,000     40,132       0.0%
    Chlitina Holding, Ltd.                                           8,000     35,022       0.0%
    Chong Hong Construction Co., Ltd.                               58,361     95,819       0.0%
#   Chroma ATE, Inc.                                                73,466    186,212       0.0%
    Chun YU Works & Co., Ltd.                                      122,000     50,211       0.0%
    Chun Yuan Steel                                                207,999     71,130       0.0%
*   Chung Hung Steel Corp.                                         438,889    100,240       0.0%
    Chung Hwa Pulp Corp.                                           206,246     58,505       0.0%
#   Chung-Hsin Electric & Machinery Manufacturing Corp.            212,000    118,884       0.0%
    Chunghwa Telecom Co., Ltd.                                     214,800    735,510       0.1%
    Chunghwa Telecom Co., Ltd. Sponsored ADR                        35,415  1,209,422       0.1%
    Chyang Sheng Dyeing & Finishing Co., Ltd.                       53,000     30,661       0.0%
    Cleanaway Co., Ltd.                                             21,000    111,668       0.0%
#   Clevo Co.                                                      232,869    213,086       0.0%
#*  CMC Magnetics Corp.                                          1,061,642    124,910       0.0%
    CoAsia Microelectronics Corp.                                   71,946     31,081       0.0%
    Compal Electronics, Inc.                                     1,332,086    792,081       0.1%
#   Compeq Manufacturing Co., Ltd.                                 509,000    268,060       0.0%
    Concord Securities Co., Ltd.                                   276,000     54,190       0.0%
    Continental Holdings Corp.                                     229,250     74,752       0.0%
    Coretronic Corp.                                               233,600    241,720       0.0%
    Cowealth Medical Holding Co., Ltd.                               6,000      9,603       0.0%
    Coxon Precise Industrial Co., Ltd.                              59,000     56,290       0.0%
    CSBC Corp.                                                     235,440     97,599       0.0%
    CTBC Financial Holding Co., Ltd.                             3,016,612  1,622,313       0.2%
    CTCI Corp.                                                     174,555    256,153       0.0%
    Cub Elecparts, Inc.                                             15,024    137,825       0.0%
    CviLux Corp.                                                    40,902     34,966       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Cyberlink Corp.                                                 23,356 $   46,450       0.0%
    CyberPower Systems, Inc.                                        16,000     45,735       0.0%
    CyberTAN Technology, Inc.                                      139,576     83,465       0.0%
    D-Link Corp.                                                   419,148    134,510       0.0%
    DA CIN Construction Co., Ltd.                                   71,000     42,488       0.0%
    Da-Li Development Co., Ltd.                                     56,915     35,710       0.0%
    Dafeng TV, Ltd.                                                 28,396     31,476       0.0%
*   Danen Technology Corp.                                         188,000     43,205       0.0%
    Darfon Electronics Corp.                                       109,000     63,833       0.0%
    Darwin Precisions Corp.                                        196,000     75,812       0.0%
    Delpha Construction Co., Ltd.                                   60,639     25,438       0.0%
#   Delta Electronics, Inc.                                        264,940  1,394,797       0.2%
    Depo Auto Parts Ind Co., Ltd.                                   48,000    149,930       0.0%
    DFI, Inc.                                                       16,460     25,103       0.0%
    Dimerco Express Corp.                                           34,000     22,223       0.0%
    Dynacolor, Inc.                                                 16,000     21,287       0.0%
*   Dynamic Electronics Co., Ltd.                                  146,006     43,139       0.0%
    Dynapack International Technology Corp.                         75,000     98,115       0.0%
    E Ink Holdings, Inc.                                           404,000    342,412       0.1%
    E-Lead Electronic Co., Ltd.                                     39,000     36,257       0.0%
    E-Life Mall Corp.                                               30,000     57,418       0.0%
*   E-Ton Solar Tech Co., Ltd.                                     123,032     38,073       0.0%
    E.Sun Financial Holding Co., Ltd.                            1,506,042    855,288       0.1%
*   Eastern Media International Corp.                              278,406     66,146       0.0%
#   Eclat Textile Co., Ltd.                                         43,176    489,229       0.1%
    Edimax Technology Co., Ltd.                                     91,044     29,257       0.0%
    Edison Opto Corp.                                               54,000     22,988       0.0%
    Edom Technology Co., Ltd.                                       80,014     44,555       0.0%
    eGalax_eMPIA Technology, Inc.                                   21,067     33,772       0.0%
#   Elan Microelectronics Corp.                                    131,370    148,590       0.0%
#   Elite Advanced Laser Corp.                                      51,840    188,483       0.0%
    Elite Material Co., Ltd.                                       118,909    331,039       0.1%
#   Elite Semiconductor Memory Technology, Inc.                    122,000    129,960       0.0%
    Elitegroup Computer Systems Co., Ltd.                          161,235     68,911       0.0%
    eMemory Technology, Inc.                                        23,000    243,666       0.0%
    ENG Electric Co., Ltd.                                          58,427     30,871       0.0%
    Ennoconn Corp.                                                   4,202     66,586       0.0%
    EnTie Commercial Bank Co., Ltd.                                103,500     39,481       0.0%
*   Episil Holdings, Inc.                                           58,000     18,348       0.0%
#*  Epistar Corp.                                                  506,954    344,210       0.1%
    Eson Precision Ind. Co., Ltd.                                   30,000     38,939       0.0%
#   Eternal Materials Co., Ltd.                                    266,805    281,204       0.0%
    Etron Technology, Inc.                                         212,000     81,390       0.0%
    Eva Airways Corp.                                              864,051    415,966       0.1%
    Everest Textile Co., Ltd.                                      127,000     66,554       0.0%
    Evergreen International Storage & Transport Corp.              285,000    115,502       0.0%
#   Everlight Electronics Co., Ltd.                                170,149    256,637       0.0%
    Everspring Industry Co., Ltd.                                   30,000     15,506       0.0%
    Excelsior Medical Co., Ltd.                                     44,800     63,968       0.0%
    Far Eastern Department Stores, Ltd.                            455,370    241,345       0.0%
#   Far Eastern International Bank                               1,068,362    303,804       0.1%
    Far Eastern New Century Corp.                                  752,560    582,288       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Far EasTone Telecommunications Co., Ltd.                       332,000 $  784,554       0.1%
#   Faraday Technology Corp.                                        63,442     63,116       0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                     24,000     10,450       0.0%
    Farglory Land Development Co., Ltd.                            164,442    189,009       0.0%
#   Federal Corp.                                                  230,729     98,709       0.0%
    Feedback Technology Corp.                                       12,000     23,180       0.0%
    Feng Hsin Steel Co., Ltd.                                      182,550    241,931       0.0%
#   Feng TAY Enterprise Co., Ltd.                                  112,107    467,613       0.1%
*   First Copper Technology Co., Ltd.                               36,000      7,714       0.0%
    First Financial Holding Co., Ltd.                            1,846,242    967,112       0.1%
    First Hotel                                                     76,354     39,929       0.0%
*   First Insurance Co., Ltd, (The)                                 93,606     33,522       0.0%
*   First Steamship Co., Ltd.                                      227,595     51,604       0.0%
#   FLEXium Interconnect, Inc.                                     144,832    411,844       0.1%
#   Flytech Technology Co., Ltd.                                    41,373    136,228       0.0%
    FocalTech Systems Co., Ltd.                                     80,792     87,391       0.0%
    Formosa Advanced Technologies Co., Ltd.                         74,000     51,721       0.0%
    Formosa Chemicals & Fibre Corp.                                256,378    761,187       0.1%
#   Formosa International Hotels Corp.                              16,905     94,785       0.0%
    Formosa Oilseed Processing Co., Ltd.                            46,000     75,589       0.0%
    Formosa Optical Technology Co., Ltd.                             7,000     15,956       0.0%
#   Formosa Petrochemical Corp.                                    145,000    484,137       0.1%
    Formosa Plastics Corp.                                         321,134    867,817       0.1%
    Formosa Taffeta Co., Ltd.                                      121,000    110,239       0.0%
    Formosan Rubber Group, Inc.                                    199,800     92,957       0.0%
    Formosan Union Chemical                                         95,266     51,004       0.0%
    Fortune Electric Co., Ltd.                                      37,000     20,319       0.0%
    Founding Construction & Development Co., Ltd.                   71,460     36,489       0.0%
#   Foxconn Technology Co., Ltd.                                   218,536    633,495       0.1%
    Foxlink Image Technology Co., Ltd.                              63,000     30,225       0.0%
*   Froch Enterprise Co., Ltd.                                      56,713     17,208       0.0%
    FSP Technology, Inc.                                            65,886     50,300       0.0%
#   Fubon Financial Holding Co., Ltd.                            1,266,896  1,792,541       0.2%
    Fulgent Sun International Holding Co., Ltd.                     20,449     40,297       0.0%
    Fullerton Technology Co., Ltd.                                  69,000     50,010       0.0%
    Fulltech Fiber Glass Corp.                                     117,544     48,570       0.0%
    Fwusow Industry Co., Ltd.                                       31,442     15,390       0.0%
    G Shank Enterprise Co., Ltd.                                    63,382     50,599       0.0%
*   G Tech Optoelectronics Corp.                                    46,821     30,686       0.0%
    Gallant Precision Machining Co., Ltd.                           76,000     49,987       0.0%
    Gamania Digital Entertainment Co., Ltd.                         25,000     22,516       0.0%
    Gemtek Technology Corp.                                        160,574     92,415       0.0%
*   Genesis Photonics, Inc.                                        170,520     24,759       0.0%
*   Genius Electronic Optical Co., Ltd.                             39,071     62,311       0.0%
    GeoVision, Inc.                                                 32,431     48,769       0.0%
    Getac Technology Corp.                                         197,000    255,866       0.0%
#   Giant Manufacturing Co., Ltd.                                   69,287    490,086       0.1%
    Giantplus Technology Co., Ltd.                                 118,000     63,773       0.0%
#   Gigabyte Technology Co., Ltd.                                  284,000    373,202       0.1%
    Gigasolar Materials Corp.                                        8,280    104,351       0.0%
*   Gigastorage Corp.                                              154,213    110,685       0.0%
    Ginko International Co., Ltd.                                   12,000    111,895       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#*  Gintech Energy Corp.                                           217,670 $  155,411       0.0%
*   Global Brands Manufacture, Ltd.                                101,666     35,091       0.0%
#   Global Lighting Technologies, Inc.                              38,000     81,148       0.0%
    Global Mixed Mode Technology, Inc.                              20,000     44,223       0.0%
    Global Unichip Corp.                                            31,000     78,976       0.0%
    Globalwafers Co., Ltd.                                           7,000     17,253       0.0%
    Globe Union Industrial Corp.                                   128,518     63,249       0.0%
    Gloria Material Technology Corp.                               253,708    135,766       0.0%
#   Glory Science Co., Ltd.                                         32,467     57,724       0.0%
*   Gold Circuit Electronics, Ltd.                                 232,263     78,244       0.0%
    Goldsun Building Materials Co., Ltd.                           641,730    147,994       0.0%
    Good Will Instrument Co., Ltd.                                   6,859      4,454       0.0%
    Gourmet Master Co., Ltd.                                        23,100    207,299       0.0%
    Grand Ocean Retail Group, Ltd.                                  28,000     19,955       0.0%
    Grand Pacific Petrochemical                                    456,000    254,193       0.0%
    Grand Plastic Technology Corp.                                  10,000     64,345       0.0%
    Grape King Bio, Ltd.                                            42,000    352,652       0.1%
    Great China Metal Industry                                      90,000     66,082       0.0%
    Great Taipei Gas Co., Ltd.                                     105,000     78,996       0.0%
#   Great Wall Enterprise Co., Ltd.                                248,682    226,254       0.0%
    Greatek Electronics, Inc.                                      131,000    165,386       0.0%
#*  Green Energy Technology, Inc.                                  132,537     72,683       0.0%
*   GTM Holdings Corp.                                              39,000     18,650       0.0%
    Hakers Enterprise Co., Ltd.                                      6,300     11,372       0.0%
    Hannstar Board Corp.                                           185,681     89,348       0.0%
#*  HannStar Display Corp.                                       1,489,667    372,852       0.1%
*   HannsTouch Solution, Inc.                                      225,743     55,352       0.0%
*   Harvatek Corp.                                                  83,052     24,602       0.0%
    Hi-Clearance, Inc.                                               5,000     14,125       0.0%
#   Highwealth Construction Corp.                                  304,918    451,577       0.1%
#   Hiroca Holdings, Ltd.                                           24,728     86,151       0.0%
    HiTi Digital, Inc.                                              79,956     32,882       0.0%
#   Hitron Technology, Inc.                                        128,000     83,809       0.0%
#   Hiwin Technologies Corp.                                        67,259    296,509       0.0%
#*  Ho Tung Chemical Corp.                                         484,092    118,783       0.0%
    Hocheng Corp.                                                  137,300     34,854       0.0%
    Holiday Entertainment Co., Ltd.                                 31,000     48,395       0.0%
#   Holtek Semiconductor, Inc.                                      89,000    140,511       0.0%
    Holy Stone Enterprise Co., Ltd.                                103,500    104,346       0.0%
#   Hon Hai Precision Industry Co., Ltd.                         3,607,499  9,744,438       0.9%
    Hon Hai Precision Industry Co., Ltd. GDR                       158,585    855,621       0.1%
    Hong TAI Electric Industrial                                    80,000     22,515       0.0%
    Hong YI Fiber Industry Co.                                      37,000     22,751       0.0%
*   Horizon Securities Co., Ltd.                                   220,000     39,220       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                         61,919    258,766       0.0%
    Hotai Motor Co., Ltd.                                           50,000    580,804       0.1%
    Hsin Kuang Steel Co., Ltd.                                      92,788     54,837       0.0%
    Hsin Yung Chien Co., Ltd.                                       15,900     39,691       0.0%
#   Hu Lane Associate, Inc.                                         31,151    137,275       0.0%
*   HUA ENG Wire & Cable Co., Ltd.                                 157,000     37,785       0.0%
    Hua Nan Financial Holdings Co., Ltd.                         1,192,877    605,752       0.1%
    Huaku Development Co., Ltd.                                    129,465    227,884       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Huang Hsiang Construction Corp.                                 60,000 $   73,332       0.0%
    Hung Ching Development & Construction Co., Ltd.                 68,000     39,194       0.0%
    Hung Poo Real Estate Development Corp.                         129,609    106,576       0.0%
    Hung Sheng Construction, Ltd.                                  254,000    137,031       0.0%
    Huxen Corp.                                                     10,000     12,137       0.0%
    Hwa Fong Rubber Co., Ltd.                                      147,430     47,596       0.0%
*   Hwacom Systems, Inc.                                            43,000     13,670       0.0%
*   I-Chiun Precision Industry Co., Ltd.                            53,000     14,232       0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                         30,000     41,804       0.0%
#   Ibase Technology, Inc.                                          56,455    117,353       0.0%
#*  Ichia Technologies, Inc.                                       168,897     74,745       0.0%
    Ideal Bike Corp.                                                68,000     23,155       0.0%
    IEI Integration Corp.                                           48,000     71,419       0.0%
    Infortrend Technology, Inc.                                    110,798     54,717       0.0%
    Innolux Corp.                                                3,762,461  1,266,549       0.1%
*   Inotera Memories, Inc.                                       1,178,000  1,101,639       0.1%
    Inpaq Technology Co., Ltd.                                      45,000     32,743       0.0%
    Intai Technology Corp.                                          14,000     63,720       0.0%
    Inventec Corp.                                                 846,181    660,639       0.1%
    Iron Force Industrial Co., Ltd.                                 10,000     60,904       0.0%
    ITE Technology, Inc.                                            63,202     58,559       0.0%
    ITEQ Corp.                                                     118,299    128,031       0.0%
    Jentech Precision Industrial Co., Ltd.                          24,000     37,514       0.0%
    Jess-Link Products Co., Ltd.                                    50,500     41,805       0.0%
    Jih Sun Financial Holdings Co., Ltd.                           813,701    169,523       0.0%
    Johnson Health Tech Co., Ltd.                                   21,948     31,888       0.0%
    K Laser Technology, Inc.                                        21,000     11,317       0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                             59,000     19,815       0.0%
    Kaori Heat Treatment Co., Ltd.                                  23,983     43,255       0.0%
    Kaulin Manufacturing Co., Ltd.                                  60,000     30,581       0.0%
    KD Holding Corp.                                                 6,000     33,339       0.0%
    KEE TAI Properties Co., Ltd.                                   221,226     70,733       0.0%
    Kenda Rubber Industrial Co., Ltd.                              169,842    259,433       0.0%
    Kenmec Mechanical Engineering Co., Ltd.                         86,000     31,835       0.0%
    Kerry TJ Logistics Co., Ltd.                                    82,000    107,554       0.0%
    Kindom Construction Corp.                                      163,000     80,282       0.0%
    King Slide Works Co., Ltd.                                      16,050    196,589       0.0%
    King Yuan Electronics Co., Ltd.                                564,529    496,553       0.1%
    King's Town Bank Co., Ltd.                                     408,000    333,710       0.1%
*   King's Town Construction Co., Ltd.                              62,348     37,521       0.0%
    Kinik Co.                                                       64,000    105,716       0.0%
*   Kinko Optical Co., Ltd.                                         53,000     40,250       0.0%
#   Kinpo Electronics                                              602,028    225,675       0.0%
    Kinsus Interconnect Technology Corp.                           142,009    327,708       0.1%
    KMC Kuei Meng International, Inc.                               15,106     52,348       0.0%
    KS Terminals, Inc.                                              41,760     47,010       0.0%
    Kung Long Batteries Industrial Co., Ltd.                        32,000    149,792       0.0%
*   Kung Sing Engineering Corp.                                    108,000     34,161       0.0%
    Kuo Toong International Co., Ltd.                               94,108     51,340       0.0%
    Kuoyang Construction Co., Ltd.                                 209,450     82,310       0.0%
    Kwong Fong Industries Corp.                                     56,047     45,341       0.0%
    KYE Systems Corp.                                              146,426     41,770       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   LAN FA Textile                                                  93,277 $   24,647       0.0%
    Lanner Electronics, Inc.                                        30,589     42,034       0.0%
    Largan Precision Co., Ltd.                                      16,306  1,923,702       0.2%
    LCY Chemical Corp.                                             182,799    223,024       0.0%
    Leader Electronics, Inc.                                        67,602     22,601       0.0%
    Leadtrend Technology Corp.                                       4,159      4,816       0.0%
    Lealea Enterprise Co., Ltd.                                    416,981    106,657       0.0%
    Ledlink Optics, Inc.                                            24,255     29,901       0.0%
    Ledtech Electronics Corp.                                       19,000      7,280       0.0%
    LEE CHI Enterprises Co., Ltd.                                  103,000     32,949       0.0%
    Lelon Electronics Corp.                                         38,250     47,377       0.0%
    Leofoo Development Co., Ltd.                                   138,645     37,526       0.0%
*   LES Enphants Co., Ltd.                                          90,901     35,988       0.0%
    Lextar Electronics Corp.                                       202,000     83,676       0.0%
*   Li Peng Enterprise Co., Ltd.                                   277,806     62,429       0.0%
    Lian HWA Food Corp.                                             13,744     12,848       0.0%
    Lien Chang Electronic Enter                                     23,000     10,144       0.0%
    Lien Hwa Industrial Corp.                                      322,707    218,689       0.0%
    Lingsen Precision Industries, Ltd.                             185,000     65,262       0.0%
    Lite-On Semiconductor Corp.                                    132,213     92,800       0.0%
    Lite-On Technology Corp.                                       541,395    776,144       0.1%
    Long Bon International Co., Ltd.                               164,000     84,694       0.0%
#   Long Chen Paper Co., Ltd.                                      272,938    129,556       0.0%
    Longwell Co.                                                    52,000     45,661       0.0%
    Lotes Co., Ltd.                                                 23,631     60,085       0.0%
    Lucky Cement Corp.                                             112,000     32,210       0.0%
    Lumax International Corp., Ltd.                                 48,325     76,616       0.0%
    Lung Yen Life Service Corp.                                     41,000     69,785       0.0%
    LuxNet Corp.                                                    20,899     20,260       0.0%
#   Macauto Industrial Co., Ltd.                                    17,000     98,548       0.0%
    Macroblock, Inc.                                                 5,000     11,108       0.0%
*   Macronix International                                       2,071,048    286,388       0.0%
    Mag Layers Scientific-Technics Co., Ltd.                        11,550     19,006       0.0%
#   Makalot Industrial Co., Ltd.                                    51,686    203,415       0.0%
    Marketech International Corp.                                   58,000     49,697       0.0%
    Masterlink Securities Corp.                                    585,885    148,740       0.0%
*   Mayer Steel Pipe Corp.                                          78,259     31,606       0.0%
#   MediaTek, Inc.                                                 183,360  1,389,851       0.2%
    Mega Financial Holding Co., Ltd.                             1,457,669    996,586       0.1%
    Mercuries & Associates Holding, Ltd.                           160,083     98,365       0.0%
#*  Mercuries Life Insurance Co., Ltd.                             323,689    155,704       0.0%
#   Merida Industry Co., Ltd.                                       53,415    246,145       0.0%
#   Merry Electronics Co., Ltd.                                     50,906    196,266       0.0%
    Micro-Star International Co., Ltd.                             345,233    993,166       0.1%
*   Microbio Co., Ltd.                                             128,572     95,153       0.0%
*   Microelectronics Technology, Inc.                               12,059     10,186       0.0%
    Microlife Corp.                                                 12,600     28,973       0.0%
    Mildef Crete, Inc.                                              22,000     24,400       0.0%
    MIN AIK Technology Co., Ltd.                                    58,000     68,084       0.0%
#   Mirle Automation Corp.                                          70,398     89,318       0.0%
#   Mitac Holdings Corp.                                           259,415    245,525       0.0%
    Mobiletron Electronics Co., Ltd.                                11,440     14,386       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
TAIWAN -- (Continued)
#*  Motech Industries, Inc.                                      156,000 $  150,490       0.0%
    MPI Corp.                                                     21,000     52,851       0.0%
    Nak Sealing Technologies Corp.                                25,000     65,301       0.0%
    Namchow Chemical Industrial Co., Ltd.                         71,000    151,169       0.0%
    Nan Kang Rubber Tire Co., Ltd.                                96,139     88,625       0.0%
    Nan Liu Enterprise Co., Ltd.                                   6,000     25,435       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                      99,000     23,715       0.0%
    Nan Ya Plastics Corp.                                        515,674  1,070,912       0.1%
    Nan Ya Printed Circuit Board Corp.                           118,072     89,156       0.0%
    Nantex Industry Co., Ltd.                                    113,347     82,280       0.0%
    Nanya Technology Corp.                                        49,000     63,520       0.0%
    National Petroleum Co., Ltd.                                  37,000     42,853       0.0%
#*  Neo Solar Power Corp.                                        409,646    209,199       0.0%
    Netronix, Inc.                                                14,000     27,905       0.0%
    New Asia Construction & Development Corp.                     43,880      8,730       0.0%
    New Era Electronics Co., Ltd.                                 39,000     27,406       0.0%
*   Newmax Technology Co., Ltd.                                   49,077     28,525       0.0%
    Nexcom International Co., Ltd.                                30,000     29,873       0.0%
    Nichidenbo Corp.                                              28,975     22,402       0.0%
    Nien Hsing Textile Co., Ltd.                                 125,476     93,901       0.0%
    Nishoku Technology, Inc.                                      23,000     59,031       0.0%
#   Novatek Microelectronics Corp.                               182,000    681,441       0.1%
    Nuvoton Technology Corp.                                      26,000     30,031       0.0%
*   Ocean Plastics Co., Ltd.                                      51,000     41,119       0.0%
    OptoTech Corp.                                               256,000    107,842       0.0%
    Orient Europharma Co., Ltd.                                   10,000     18,150       0.0%
#*  Orient Semiconductor Electronics, Ltd.                       278,000    100,321       0.0%
    Oriental Union Chemical Corp.                                211,821    132,253       0.0%
    P-Duke Technology Co., Ltd.                                   10,000     20,497       0.0%
    Pacific Construction Co.                                     167,000     59,468       0.0%
#   Pacific Hospital Supply Co., Ltd.                             28,000     79,122       0.0%
    Paiho Shih Holdings Corp.                                     17,600     21,088       0.0%
    Pan Jit International, Inc.                                  197,000     92,723       0.0%
#   Pan-International Industrial Corp.                           145,514    133,492       0.0%
#   Parade Technologies, Ltd.                                     16,400    184,535       0.0%
    Paragon Technologies Co., Ltd.                                30,762     23,190       0.0%
#   PChome Online, Inc.                                           27,491    298,501       0.1%
#   Pegatron Corp.                                               701,037  1,887,736       0.2%
*   Phihong Technology Co., Ltd.                                 128,584     40,236       0.0%
    Phison Electronics Corp.                                      34,000    240,676       0.0%
    Phoenix Tours International, Inc.                             14,700     16,471       0.0%
    Pixart Imaging, Inc.                                          39,030     84,475       0.0%
    Polytronics Technology Corp.                                  25,000     47,506       0.0%
    Portwell, Inc.                                                36,000     47,987       0.0%
#   Posiflex Technology, Inc.                                     20,162    118,668       0.0%
    Pou Chen Corp.                                               627,144    846,187       0.1%
    Power Quotient International Co., Ltd.                        66,800     20,168       0.0%
    Powertech Technology, Inc.                                   340,400    971,231       0.1%
    Poya International Co., Ltd.                                  21,657    314,826       0.1%
#   President Chain Store Corp.                                  118,000    881,651       0.1%
#   President Securities Corp.                                   387,662    134,848       0.0%
    Primax Electronics, Ltd.                                      65,000    102,799       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
*   Prime Electronics & Satellitics, Inc.                           57,750 $   17,083       0.0%
    Prince Housing & Development Corp.                             573,087    181,462       0.0%
*   Princeton Technology Corp.                                     105,000     27,422       0.0%
    Promate Electronic Co., Ltd.                                    63,000     63,663       0.0%
    Promise Technology, Inc.                                        76,000     34,850       0.0%
    Qisda Corp.                                                    819,439    344,736       0.1%
    Qualipoly Chemical Corp.                                        38,284     41,008       0.0%
    Quanta Computer, Inc.                                          504,715  1,021,022       0.1%
*   Quintain Steel Co., Ltd.                                        63,748     17,020       0.0%
    Radiant Opto-Electronics Corp.                                 237,144    399,797       0.1%
#*  Radium Life Tech Co., Ltd.                                     362,056    102,647       0.0%
    Ralec Electronic Corp.                                          30,000     45,270       0.0%
    Realtek Semiconductor Corp.                                     71,268    241,393       0.0%
    Rechi Precision Co., Ltd.                                      152,173    173,486       0.0%
    Rich Development Co., Ltd.                                     300,254     82,677       0.0%
*   Ritek Corp.                                                    927,112    159,919       0.0%
    Rotam Global Agrosciences, Ltd.                                 37,830     43,954       0.0%
*   Ruentex Development Co., Ltd.                                  141,340    163,116       0.0%
    Ruentex Engineering & Construction Co.                          11,000     12,715       0.0%
    Ruentex Industries, Ltd.                                        81,235    130,772       0.0%
#   Run Long Construction Co., Ltd.                                 65,242     67,903       0.0%
    Sampo Corp.                                                    225,000    139,946       0.0%
    San Fang Chemical Industry Co., Ltd.                            70,992     78,225       0.0%
    San Shing Fastech Corp.                                         35,479     61,897       0.0%
    Sanyang Motor Co., Ltd.                                        207,684    132,933       0.0%
    SCI Pharmtech, Inc.                                             23,000     59,132       0.0%
#   Scientech Corp.                                                 13,000     24,794       0.0%
    ScinoPharm Taiwan, Ltd.                                         22,713     28,861       0.0%
    SDI Corp.                                                       52,000     65,301       0.0%
    Sea Sonic Electronics Co., Ltd.                                 15,000     14,662       0.0%
    Senao International Co., Ltd.                                   29,000     45,898       0.0%
    Senao Networks, Inc.                                             7,000     29,220       0.0%
    Sercomm Corp.                                                   98,000    230,212       0.0%
    Sesoda Corp.                                                    74,627     60,379       0.0%
    Sheng Yu Steel Co., Ltd.                                        49,000     44,949       0.0%
    ShenMao Technology, Inc.                                        35,435     33,894       0.0%
    Shih Her Technologies, Inc.                                     20,000     20,532       0.0%
*   Shih Wei Navigation Co., Ltd.                                  117,980     33,504       0.0%
    Shihlin Electric & Engineering Corp.                            95,000    122,104       0.0%
*   Shihlin Paper Corp.                                             10,000      9,510       0.0%
#*  Shin Kong Financial Holding Co., Ltd.                        2,614,235    566,589       0.1%
#   Shin Zu Shing Co., Ltd.                                         60,149    181,110       0.0%
    Shinih Enterprise Co., Ltd.                                     17,000     12,055       0.0%
*   Shining Building Business Co., Ltd.                            165,874     52,430       0.0%
    Shinkong Insurance Co., Ltd.                                   108,000     81,358       0.0%
    Shinkong Synthetic Fibers Corp.                                685,191    182,556       0.0%
    Shinkong Textile Co., Ltd.                                      45,800     55,866       0.0%
    Shiny Chemical Industrial Co., Ltd.                             24,112     39,618       0.0%
*   Shuttle, Inc.                                                  200,000     51,338       0.0%
    Sigurd Microelectronics Corp.                                  182,559    136,321       0.0%
    Siliconware Precision Industries Co., Ltd.                     164,800    249,265       0.0%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR        32,444    243,006       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    Silitech Technology Corp.                                       56,396 $ 27,924       0.0%
    Simplo Technology Co., Ltd.                                    106,000  326,939       0.1%
#   Sinbon Electronics Co., Ltd.                                    81,917  184,148       0.0%
    Sincere Navigation Corp.                                       161,350   90,125       0.0%
    Sinher Technology, Inc.                                         11,000   19,897       0.0%
    Sinmag Equipment Corp.                                          15,169   71,109       0.0%
#   Sino-American Silicon Products, Inc.                           298,000  320,339       0.1%
    Sinon Corp.                                                    181,000   87,718       0.0%
    SinoPac Financial Holdings Co., Ltd.                         1,903,539  548,637       0.1%
    Sinphar Pharmaceutical Co., Ltd.                                50,960   41,208       0.0%
    Sinyi Realty, Inc.                                              53,011   48,506       0.0%
    Sirtec International Co., Ltd.                                  59,000   73,979       0.0%
    Sitronix Technology Corp.                                       58,434  216,228       0.0%
    Siward Crystal Technology Co., Ltd.                            111,000   70,438       0.0%
    Soft-World International Corp.                                   9,000   18,034       0.0%
*   Solar Applied Materials Technology Co.                         165,000   34,312       0.0%
*   Solartech Energy Corp.                                         173,000   86,681       0.0%
    Sonix Technology Co., Ltd.                                      67,000   68,542       0.0%
    Southeast Cement Co., Ltd.                                     137,000   65,558       0.0%
#   Sporton International, Inc.                                     28,323  135,292       0.0%
    St Shine Optical Co., Ltd.                                      18,000  378,290       0.1%
    Standard Chemical & Pharmaceutical Co., Ltd.                    51,000   52,945       0.0%
    Standard Foods Corp.                                           109,002  269,376       0.0%
    Stark Technology, Inc.                                          39,000   32,077       0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.                 79,000   58,408       0.0%
    Sunplus Technology Co., Ltd.                                    88,000   30,207       0.0%
    Sunrex Technology Corp.                                         88,460   53,128       0.0%
    Sunspring Metal Corp.                                           34,000   44,385       0.0%
    Supreme Electronics Co., Ltd.                                  142,608  102,615       0.0%
#   Swancor Holding Co., Ltd.                                       38,435   90,858       0.0%
    Sweeten Real Estate Development Co., Ltd.                       31,381   14,564       0.0%
    Syncmold Enterprise Corp.                                       56,000   93,584       0.0%
    Synnex Technology International Corp.                          421,967  449,587       0.1%
    Sysage Technology Co., Ltd.                                     38,141   31,548       0.0%
    Systex Corp.                                                    12,000   20,174       0.0%
    T-Mac Techvest PCB Co., Ltd.                                    61,000   23,272       0.0%
    TA Chen Stainless Pipe                                         310,235  163,076       0.0%
    Ta Chong Securities Co., Ltd.                                   69,000   16,782       0.0%
*   Ta Ya Electric Wire & Cable                                    209,174   34,742       0.0%
    TA-I Technology Co., Ltd.                                       40,248   24,315       0.0%
    Tah Hsin Industrial Corp.                                       45,000   35,759       0.0%
*   Tai Tung Communication Co., Ltd.                                31,373   17,547       0.0%
#   Taichung Commercial Bank Co., Ltd.                           1,069,277  304,427       0.1%
    TaiDoc Technology Corp.                                         25,199   88,887       0.0%
    Taiflex Scientific Co., Ltd.                                    78,540   74,591       0.0%
    Taimide Tech, Inc.                                              28,350   32,181       0.0%
    Tainan Enterprises Co., Ltd.                                    67,000   61,905       0.0%
    Tainan Spinning Co., Ltd.                                      577,568  221,553       0.0%
    Tainergy Tech Co., Ltd.                                         58,000   27,615       0.0%
    Taishin Financial Holding Co., Ltd.                          1,805,301  659,970       0.1%
*   Taisun Enterprise Co., Ltd.                                    116,670   62,241       0.0%
*   Taita Chemical Co., Ltd.                                        63,000   16,200       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
TAIWAN -- (Continued)
    Taiwan Acceptance Corp.                                         54,000 $   124,109       0.0%
    Taiwan Business Bank                                         1,394,887     352,331       0.1%
#   Taiwan Cement Corp.                                            970,375   1,162,286       0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.                  47,000      77,043       0.0%
    Taiwan Cogeneration Corp.                                      194,077     141,388       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.               1,551,798     680,119       0.1%
    Taiwan Fertilizer Co., Ltd.                                    239,000     319,718       0.1%
    Taiwan Fire & Marine Insurance Co., Ltd.                        80,520      47,184       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                            58,000      73,128       0.0%
#*  Taiwan Glass Industry Corp.                                    423,442     176,899       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                          147,455     241,666       0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                  71,000      42,423       0.0%
*   Taiwan Kolin Co., Ltd.                                         292,000          --       0.0%
    Taiwan Land Development Corp.                                  313,217      97,797       0.0%
    Taiwan Line Tek Electronic                                      57,451      36,393       0.0%
    Taiwan Mobile Co., Ltd.                                        253,800     888,006       0.1%
    Taiwan Navigation Co., Ltd.                                     71,000      26,425       0.0%
#   Taiwan Paiho, Ltd.                                             111,068     377,544       0.1%
    Taiwan PCB Techvest Co., Ltd.                                  129,733     126,632       0.0%
*   Taiwan Prosperity Chemical Corp.                                62,000      31,450       0.0%
*   Taiwan Pulp & Paper Corp.                                      139,000      44,898       0.0%
    Taiwan Sakura Corp.                                             92,000     105,972       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                 23,800      18,370       0.0%
#   Taiwan Secom Co., Ltd.                                          71,795     205,818       0.0%
    Taiwan Semiconductor Co., Ltd.                                 118,000     132,285       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                 2,070,214  12,424,082       1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR     498,924  15,516,536       1.5%
#   Taiwan Shin Kong Security Co., Ltd.                            107,150     135,217       0.0%
    Taiwan Styrene Monomer                                         223,164     117,808       0.0%
    Taiwan Surface Mounting Technology Corp.                       145,845     121,455       0.0%
    Taiwan TEA Corp.                                               323,648     141,014       0.0%
    Taiwan Union Technology Corp.                                  102,000     112,835       0.0%
    Taiyen Biotech Co., Ltd.                                        72,712      69,432       0.0%
#*  Tatung Co., Ltd.                                             1,046,688     275,154       0.0%
    Te Chang Construction Co., Ltd.                                 20,291      14,302       0.0%
    Teco Electric and Machinery Co., Ltd.                          601,000     532,820       0.1%
    Test Research, Inc.                                             76,571      96,947       0.0%
    Test Rite International Co., Ltd.                              130,568      80,438       0.0%
*   Tex-Ray Industrial Co., Ltd.                                    85,000      34,207       0.0%
    Thinking Electronic Industrial Co., Ltd.                        43,000      84,003       0.0%
    Thye Ming Industrial Co., Ltd.                                  46,125      45,052       0.0%
#   Ton Yi Industrial Corp.                                        342,300     146,870       0.0%
    Tong Hsing Electronic Industries, Ltd.                          75,009     258,658       0.0%
    Tong Yang Industry Co., Ltd.                                   133,640     310,964       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                              104,711      74,611       0.0%
    Topco Scientific Co., Ltd.                                      62,409     160,059       0.0%
    Topco Technologies Corp.                                        17,000      31,380       0.0%
    Topoint Technology Co., Ltd.                                    56,540      35,573       0.0%
    Toung Loong Textile Manufacturing                               30,000      82,176       0.0%
*   TPK Holding Co., Ltd.                                          148,000     235,932       0.0%
*   Transasia Airways Corp.                                        114,127      22,217       0.0%
#   Transcend Information, Inc.                                     47,890     132,261       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Tripod Technology Corp.                                        170,170 $  402,846       0.1%
    TrueLight Corp.                                                 28,700     49,578       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                 32,000     29,738       0.0%
    TSC Auto ID Technology Co., Ltd.                                10,700     77,841       0.0%
    TSRC Corp.                                                     222,452    229,574       0.0%
    Ttet Union Corp.                                                19,000     50,908       0.0%
    TTFB Co., Ltd.                                                   5,000     33,189       0.0%
    TTY Biopharm Co., Ltd.                                           9,000     33,840       0.0%
    Tung Ho Steel Enterprise Corp.                                 401,654    256,078       0.0%
#   Tung Thih Electronic Co., Ltd.                                  23,073    336,642       0.1%
    TURVO International Co., Ltd.                                   16,250     41,892       0.0%
    TXC Corp.                                                      141,204    196,970       0.0%
    TYC Brother Industrial Co., Ltd.                               104,091    107,261       0.0%
*   Tycoons Group Enterprise                                       221,000     31,100       0.0%
    Tyntek Corp.                                                   133,922     50,803       0.0%
    U-Ming Marine Transport Corp.                                  196,000    135,722       0.0%
#   Uni-President Enterprises Corp.                                916,577  1,770,870       0.2%
    Unimicron Technology Corp.                                     736,312    304,089       0.1%
#   Union Bank Of Taiwan                                           689,484    190,898       0.0%
    Union Insurance Co., Ltd.                                       39,397     14,670       0.0%
    Unitech Computer Co., Ltd.                                      38,000     19,877       0.0%
    Unitech Printed Circuit Board Corp.                            290,979     91,393       0.0%
    United Integrated Services Co., Ltd.                            62,000     92,872       0.0%
#   United Microelectronics Corp.                                4,969,081  1,849,512       0.2%
    United Microelectronics Corp. Sponsored ADR                    146,700    278,730       0.0%
    United Orthopedic Corp.                                         13,973     29,067       0.0%
#   Unity Opto Technology Co., Ltd.                                121,593     57,730       0.0%
#   Universal Cement Corp.                                         201,041    156,176       0.0%
    Universal Microwave Technology, Inc.                             9,000     16,389       0.0%
*   Unizyx Holding Corp.                                           190,118     84,760       0.0%
#   UPC Technology Corp.                                           384,458    134,963       0.0%
    USI Corp.                                                      414,372    201,845       0.0%
    Usun Technology Co., Ltd.                                       22,000     30,532       0.0%
#   Vanguard International Semiconductor Corp.                     308,000    627,053       0.1%
    Ve Wong Corp.                                                   34,000     23,683       0.0%
    Viking Tech Corp.                                               19,000     13,479       0.0%
    Visual Photonics Epitaxy Co., Ltd.                              56,757     75,961       0.0%
    Vivotek, Inc.                                                   39,495     97,482       0.0%
    Voltronic Power Technology Corp.                                 3,150     47,232       0.0%
*   Wafer Works Corp.                                              227,807     62,930       0.0%
    Wah Hong Industrial Corp.                                       19,694     12,285       0.0%
    Wah Lee Industrial Corp.                                       103,000    146,887       0.0%
    Walsin Lihwa Corp.                                           1,513,000    529,311       0.1%
    Walsin Technology Corp.                                        213,625    259,081       0.0%
    Walton Advanced Engineering, Inc.                              178,000     63,734       0.0%
    WAN HWA Enterprise Co.                                          11,900      5,178       0.0%
#   Waterland Financial Holdings Co., Ltd.                         642,522    162,689       0.0%
*   Wei Chuan Foods Corp.                                           95,000     53,859       0.0%
*   Wei Mon Industry Co., Ltd.                                      72,277        387       0.0%
    Weikeng Industrial Co., Ltd.                                    80,461     44,208       0.0%
    Well Shin Technology Co., Ltd.                                  29,160     43,349       0.0%
#   Win Semiconductors Corp.                                       160,141    444,737       0.1%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
TAIWAN -- (Continued)
    Winbond Electronics Corp.                                    1,497,000 $    470,030       0.1%
*   Wintek Corp.                                                   461,871        5,022       0.0%
    Wisdom Marine Lines Co., Ltd.                                  142,390      128,929       0.0%
    Wistron Corp.                                                  942,010      709,798       0.1%
#   Wistron NeWeb Corp.                                            107,057      297,915       0.0%
    Wowprime Corp.                                                  19,000       69,506       0.0%
    WPG Holdings, Ltd.                                             541,847      634,263       0.1%
    WT Microelectronics Co., Ltd.                                  200,982      284,628       0.0%
#   WUS Printed Circuit Co., Ltd.                                  152,000       84,698       0.0%
    XAC Automation Corp.                                            30,000       44,245       0.0%
    Xxentria Technology Materials Corp.                             33,211       86,959       0.0%
    Yageo Corp.                                                    182,249      366,785       0.1%
    YC Co., Ltd.                                                   172,043       65,383       0.0%
    YC INOX Co., Ltd.                                              127,600       92,641       0.0%
    YCC Parts Manufacturing Co., Ltd.                                7,000        8,757       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                    22,212       87,274       0.0%
#   YFY, Inc.                                                      635,891      187,260       0.0%
#   Yi Jinn Industrial Co., Ltd.                                   129,000       40,780       0.0%
*   Yieh Phui Enterprise Co., Ltd.                                 505,274      195,200       0.0%
    Yonyu Plastics Co., Ltd.                                        23,000       25,415       0.0%
*   Young Fast Optoelectronics Co., Ltd.                            50,298       19,173       0.0%
    Young Optics, Inc.                                              15,000       12,678       0.0%
    Youngtek Electronics Corp.                                      57,257       82,451       0.0%
    Yuanta Financial Holding Co., Ltd.                           2,086,167      778,678       0.1%
    Yulon Motor Co., Ltd.                                          316,783      277,185       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                25,362       62,445       0.0%
    YungShin Global Holding Corp.                                   63,000       93,623       0.0%
    Yungtay Engineering Co., Ltd.                                  165,000      232,592       0.0%
    Zeng Hsing Industrial Co., Ltd.                                 27,837      134,347       0.0%
    Zenitron Corp.                                                 104,000       55,984       0.0%
    Zhen Ding Technology Holding, Ltd.                             162,000      368,531       0.1%
#   Zig Sheng Industrial Co., Ltd.                                 205,231       52,456       0.0%
#   Zinwell Corp.                                                   73,010       83,150       0.0%
    Zippy Technology Corp.                                          55,000       58,058       0.0%
    ZongTai Real Estate Development Co., Ltd.                       83,495       46,699       0.0%
                                                                           ------------      ----
TOTAL TAIWAN                                                                158,380,330      14.7%
                                                                           ------------      ----
THAILAND -- (2.9%)
    AAPICO Hitech PCL                                               84,120       33,650       0.0%
    Advanced Info Service PCL                                      228,000    1,000,014       0.1%
    Advanced Information Technology PCL Class F                     28,400       20,125       0.0%
    Airports of Thailand PCL                                        99,500    1,083,206       0.1%
    AJ Plast PCL                                                    60,300       13,181       0.0%
    Amata Corp. PCL                                                277,500       91,978       0.0%
    Ananda Development PCL                                         999,400      141,068       0.0%
    AP Thailand PCL                                                757,202      153,615       0.0%
*   Asia Aviation PCL                                            1,276,600      257,162       0.0%
    Asia Green Energy PCL                                          102,314        4,619       0.0%
    Asia Plus Group Holdings PCL                                   441,100       42,853       0.0%
    Asian Insulators PCL                                           955,920        7,323       0.0%
    Bangchak Petroleum PCL (The)                                   280,700      242,622       0.0%
    Bangkok Aviation Fuel Services PCL                             114,950      121,527       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
THAILAND -- (Continued)
    Bangkok Bank PCL(6077019)                                        9,800 $   44,663       0.0%
    Bangkok Bank PCL(6368360)                                       31,100    141,737       0.0%
    Bangkok Expressway & Metro PCL                               2,043,535    435,012       0.1%
    Bangkok Insurance PCL                                            3,580     34,882       0.0%
    Bangkok Land PCL                                             4,807,500    217,040       0.0%
    Bangkok Life Assurance PCL                                     115,340    163,959       0.0%
    Banpu PCL(6368348)                                              31,500     16,471       0.0%
    Banpu PCL(BJFHBT4)                                             524,850    274,441       0.0%
    Beauty Community PCL                                           746,800    243,261       0.0%
    BEC World PCL                                                  306,600    179,593       0.0%
    Berli Jucker PCL                                               595,500    897,568       0.1%
    Cal-Comp Electronics Thailand PCL Class F                    1,098,044     79,065       0.0%
    Central Pattana PCL                                            372,800    596,523       0.1%
    Central Plaza Hotel PCL                                        235,900    256,138       0.0%
    CH Karnchang PCL                                               128,472    108,291       0.0%
    Charoen Pokphand Foods PCL                                     531,193    478,108       0.1%
    Charoong Thai Wire & Cable PCL Class F                          88,000     25,145       0.0%
*   Christiani & Nielsen Thai Class F                               91,300      9,809       0.0%
    CK Power PCL                                                 1,375,100    139,091       0.0%
*   Country Group Development PCL                                1,768,300     51,537       0.0%
    Country Group Holdings PCL Class F                             407,500     18,048       0.0%
    CP ALL PCL                                                     693,500  1,203,804       0.1%
    CS Loxinfo PCL                                                  30,600      5,027       0.0%
    Delta Electronics Thailand PCL                                 108,200    242,694       0.0%
*   Demco PCL                                                       84,400     16,881       0.0%
    Dhipaya Insurance PCL                                           82,100     98,527       0.0%
    Diamond Building Products PCL                                   29,000      4,127       0.0%
    Dynasty Ceramic PCL                                          1,193,500    152,097       0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                      271,000     90,598       0.0%
    Energy Absolute PCL                                            371,500    299,875       0.1%
    Erawan Group PCL (The)                                         382,400     49,169       0.0%
*   Esso Thailand PCL                                              810,000    233,760       0.0%
    GFPT PCL                                                       288,600    125,344       0.0%
    Glow Energy PCL                                                125,500    276,120       0.0%
    Golden Land Property Development PCL                           329,100     55,011       0.0%
    Grand Canal Land PCL                                           605,900     42,935       0.0%
    Hana Microelectronics PCL                                      146,801    134,228       0.0%
    Home Product Center PCL                                      1,356,527    391,483       0.1%
    ICC International PCL                                           27,800     28,497       0.0%
    Ichitan Group PCL                                              118,800     37,340       0.0%
    Indorama Ventures PCL                                          494,700    413,457       0.1%
    Intouch Holdings PCL                                            78,700    119,183       0.0%
    IRPC PCL                                                     3,008,500    410,904       0.1%
*   Italian-Thai Development PCL                                   426,066     60,384       0.0%
    JAS Asset PCL                                                   16,707      1,203       0.0%
    Jasmine International PCL                                      558,700    133,299       0.0%
    Jay Mart PCL                                                   206,820     65,596       0.0%
    Karmarts PCL                                                    77,100     30,181       0.0%
    Kasikornbank PCL(6364766)                                      227,200  1,116,605       0.1%
    Kasikornbank PCL(6888794)                                       47,100    231,479       0.0%
    KCE Electronics PCL                                             86,300    276,180       0.0%
    KGI Securities Thailand PCL                                    632,600     64,711       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
THAILAND -- (Continued)
    Khon Kaen Sugar Industry PCL                                   643,104 $   71,665       0.0%
    Kiatnakin Bank PCL                                             198,300    331,468       0.1%
    Krung Thai Bank PCL                                            637,350    313,234       0.1%
    Krungthai Card PCL                                              60,300    258,447       0.0%
    Land & Houses PCL                                              662,020    174,029       0.0%
    Lanna Resources PCL                                             67,200     24,578       0.0%
    LH Financial Group PCL                                       3,533,800    171,654       0.0%
    Loxley PCL                                                     552,270     48,919       0.0%
    LPN Development PCL                                            394,200    128,406       0.0%
    Major Cineplex Group PCL                                       196,700    162,992       0.0%
    Maybank Kim Eng Securities Thailand PCL                         40,700     25,585       0.0%
    MBK PCL                                                        251,000    105,428       0.0%
    MCOT PCL                                                       120,300     41,592       0.0%
    Mega Lifesciences PCL                                           57,700     38,744       0.0%
    Millcon Steel PCL                                              409,800     15,573       0.0%
    Minor International PCL                                        206,944    227,655       0.0%
    MK Restaurants Group PCL                                        67,600    100,441       0.0%
    Modernform Group PCL                                            18,700      3,286       0.0%
    Namyong Terminal PCL                                            65,100     26,228       0.0%
    Nation Multimedia Group PCL                                    753,500     24,760       0.0%
*   Polyplex Thailand PCL                                          144,500     48,308       0.0%
*   Precious Shipping PCL                                          398,350     68,863       0.0%
    Premier Marketing PCL                                          180,500     47,707       0.0%
    Property Perfect PCL                                         1,875,500     53,590       0.0%
    Pruksa Real Estate PCL                                         439,500    290,091       0.1%
    PTG Energy PCL                                                 371,900    305,511       0.1%
    PTT Exploration & Production PCL                               505,586  1,202,658       0.1%
    PTT Global Chemical PCL                                        216,256    370,751       0.1%
    PTT PCL(6420390)                                               366,900  3,627,328       0.4%
    PTT PCL(6420408)                                                28,700    283,740       0.1%
    Quality Houses PCL                                           2,578,813    184,214       0.0%
    Raimon Land PCL                                              1,142,800     40,491       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)         117,800    168,298       0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)          63,600     90,864       0.0%
    Ratchthani Leasing PCL                                         866,500    128,746       0.0%
    Regional Container Lines PCL                                   247,200     34,469       0.0%
    Robinson Department Store PCL                                   55,500     91,978       0.0%
    Rojana Industrial Park PCL                                     469,632     62,533       0.0%
    RS PCL                                                         248,200     58,154       0.0%
*   Sahaviriya Steel Industries PCL                              5,877,500      8,397       0.0%
    Samart Corp. PCL                                               276,800    111,519       0.0%
*   Samart I-Mobile PCL                                          1,001,300     28,324       0.0%
    Samart Telcoms PCL                                             219,900     69,745       0.0%
    Sansiri PCL                                                  3,705,233    175,746       0.0%
    SC Asset Corp PCL                                            1,048,696    103,678       0.0%
    Siam Cement PCL (The)(6609906)                                   5,500     79,206       0.0%
    Siam Cement PCL (The)(6609928)                                  72,450  1,035,074       0.1%
    Siam City Cement PCL                                            39,500    326,180       0.1%
    Siam Commercial Bank PCL (The)                                 216,700    888,533       0.1%
    Siam Future Development PCL                                    390,750     67,549       0.0%
    Siam Global House PCL                                          267,529    117,721       0.0%
    Siamgas & Petrochemicals PCL                                   277,900     92,111       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
THAILAND -- (Continued)
    Sino-Thai Engineering & Construction PCL                       161,842 $   117,922       0.0%
    SNC Former PCL                                                  42,000      17,161       0.0%
    Somboon Advance Technology PCL                                 131,150      46,093       0.0%
    SPCG PCL                                                       254,100     148,115       0.0%
    Sri Ayudhya Capital PCL                                         20,800      19,613       0.0%
    Sri Trang Agro-Industry PCL                                    265,400     102,376       0.0%
    Sriracha Construction PCL                                       90,600      35,984       0.0%
    Srisawad Power 1979 PCL Class F                                 41,512      47,446       0.0%
    Srithai Superware PCL                                          898,400      47,490       0.0%
    STP & I PCL                                                    503,080     131,529       0.0%
    Supalai PCL                                                    397,100     276,855       0.0%
    Susco PCL                                                       46,500       4,677       0.0%
    SVI PCL                                                        236,485      31,759       0.0%
    Symphony Communication PCL                                      15,816       3,570       0.0%
    Syntec Construction PCL                                        273,200      31,381       0.0%
*   Tata Steel Thailand PCL                                      1,019,200      21,842       0.0%
    Thai Agro Energy PCL Class F                                    13,440       1,160       0.0%
*   Thai Airways International PCL                                 395,900     316,743       0.1%
    Thai Central Chemical PCL                                       23,300      19,141       0.0%
    Thai Oil PCL                                                   122,700     245,417       0.0%
    Thai Reinsurance PCL                                           149,200       9,635       0.0%
    Thai Rung Union Car PCL                                        116,640      12,731       0.0%
    Thai Stanley Electric PCL Class F                               11,300      55,858       0.0%
    Thai Union Group PCL Class F                                   245,732     152,365       0.0%
    Thai Vegetable Oil PCL                                         217,500     208,193       0.0%
    Thai-German Ceramic Industry PCL                               208,400      13,219       0.0%
    Thaicom PCL                                                    263,300     156,487       0.0%
    Thanachart Capital PCL                                         430,300     485,659       0.1%
    Thitikorn PCL                                                   50,500      14,862       0.0%
    Thoresen Thai Agencies PCL                                     353,256      91,853       0.0%
    TICON Industrial Connection PCL Class F                        206,004      87,116       0.0%
    TIPCO Foods PCL                                                101,900      39,307       0.0%
    Tisco Financial Group PCL                                      113,000     167,090       0.0%
    TMB Bank PCL                                                 4,617,400     277,064       0.0%
    Total Access Communication PCL                                 451,100     402,797       0.1%
    TPI Polene PCL                                               2,867,200     180,237       0.0%
    True Corp. PCL                                               5,403,420   1,042,163       0.1%
    TTCL PCL(BWY4Y10)                                               78,710      49,928       0.0%
    TTCL PCL(B5ML0D8)                                               25,329      16,067       0.0%
    TTW PCL                                                        634,500     190,364       0.0%
    Union Mosaic Industry PCL (The) Class F                         67,500       5,092       0.0%
    Unique Engineering & Construction PCL                          249,050     120,976       0.0%
    Univanich Palm Oil PCL                                          37,000       6,343       0.0%
    Univentures PCL                                                338,300      56,065       0.0%
    Vanachai Group PCL                                             359,520     154,091       0.0%
    VGI Global Media PCL                                         1,265,400     206,094       0.0%
    Vinythai PCL                                                   159,500      45,347       0.0%
    Workpoint Entertainment PCL                                     43,260      47,280       0.0%
                                                                           -----------       ---
TOTAL THAILAND                                                              32,551,342       3.0%
                                                                           -----------       ---
TURKEY -- (1.7%)
    Adana Cimento Sanayii TAS Class A                               40,598      81,786       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
TURKEY -- (Continued)
    Adel Kalemcilik Ticaret ve Sanayi A.S.                           978 $    5,449       0.0%
#*  Afyon Cimento Sanayi TAS                                      35,951     92,328       0.0%
    Akbank TAS                                                   486,802  1,302,758       0.1%
    Akcansa Cimento A.S.                                          34,294    143,093       0.0%
#*  Akenerji Elektrik Uretim A.S.                                134,047     41,647       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                               47,277    133,158       0.0%
#*  Aksa Enerji Uretim A.S.                                      155,057    140,886       0.0%
#*  Aksigorta A.S.                                                59,107     38,646       0.0%
    Alarko Holding A.S.                                           67,886     85,150       0.0%
    Alkim Alkali Kimya A.S.                                        2,621     14,694       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                          121,131     67,363       0.0%
*   Anadolu Cam Sanayii A.S.                                      82,005     59,421       0.0%
#   Anadolu Hayat Emeklilik A.S.                                  43,484     69,513       0.0%
    Arcelik A.S.                                                  98,374    649,925       0.1%
    Aygaz A.S.                                                    32,578    115,125       0.0%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                        20,348     71,058       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                     18,986     39,660       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.           117,483    165,893       0.0%
    BIM Birlesik Magazalar A.S.                                   59,149    964,252       0.1%
#   Bolu Cimento Sanayii A.S.                                     50,000    101,059       0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                38,929    106,158       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                   2,373     58,192       0.0%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.              35,621     80,236       0.0%
    Bursa Cimento Fabrikasi A.S.                                  21,492     45,349       0.0%
    Celebi Hava Servisi A.S.                                       1,714     11,483       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                          36,631    182,070       0.0%
    Coca-Cola Icecek A.S.                                         29,380    332,387       0.1%
*   Dogan Sirketler Grubu Holding A.S.                           634,356    163,673       0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                         38,424    124,008       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                      9,889     40,382       0.0%
    EGE Endustri VE Ticaret A.S.                                   1,122     76,760       0.0%
*   EGE Seramik Sanayi ve Ticaret A.S.                             9,903     11,118       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             86,427    109,301       0.0%
    Enka Insaat ve Sanayi A.S.                                    78,321    119,621       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                        713,780    970,528       0.1%
#*  Fenerbahce Futbol A.S.                                         8,101    102,710       0.0%
    Ford Otomotiv Sanayi A.S.                                     23,086    235,851       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.            2,187     26,072       0.0%
#   Global Yatirim Holding A.S.                                  108,773     55,951       0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.           4,855    114,046       0.0%
#   Goodyear Lastikleri TAS                                       85,546    103,126       0.0%
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                39,547     29,920       0.0%
    GSD Holding A.S.                                             176,329     54,767       0.0%
#   Gubre Fabrikalari TAS                                         50,500     83,384       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                         5,919     14,192       0.0%
*   Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.         37,047     27,020       0.0%
    Is Finansal Kiralama A.S.                                    249,520     88,837       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                 45,358     44,006       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  147,030     66,138       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   57,973     27,757       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  515,436    210,165       0.0%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      121,731     44,079       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES     VALUE++     OF NET ASSETS**
                                                                 ------- -------------- ---------------
TURKEY -- (Continued)
*   Kartonsan Karton Sanayi ve Ticaret A.S.                          381 $       33,808       0.0%
    KOC Holding A.S.                                             151,656        632,566       0.1%
    Konya Cimento Sanayii A.S.                                       785         68,236       0.0%
*   Koza Altin Isletmeleri A.S.                                   30,583        174,217       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                        29,074         42,569       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                  47,720         16,353       0.0%
*   Migros Ticaret A.S.                                           24,636        141,810       0.0%
#*  Netas Telekomunikasyon A.S.                                   27,362         88,181       0.0%
    Nuh Cimento Sanayi A.S.                                       29,066         87,521       0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                13,626         57,548       0.0%
    Petkim Petrokimya Holding A.S.                               313,003        425,294       0.1%
    Pinar Entegre Et ve Un Sanayi A.S.                             5,800         19,453       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                               4,613         22,978       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.           46,672         46,628       0.0%
*   Sekerbank TAS                                                316,885        119,846       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     93,926         95,407       0.0%
    Soda Sanayii A.S.                                            184,189        255,902       0.0%
#   Tat Gida Sanayi A.S.                                          22,155         40,859       0.0%
    TAV Havalimanlari Holding A.S.                                73,702        302,999       0.0%
    Tekfen Holding A.S.                                          100,935        256,100       0.0%
*   Teknosa Ic Ve Dis Ticaret A.S.                                11,696         16,984       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                            49,304        371,527       0.1%
    Trakya Cam Sanayii A.S.                                      221,832        182,831       0.0%
#*  Tumosan Motor ve Traktor Sanayi A.S.                          15,308         39,386       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                       46,549        949,317       0.1%
#   Turcas Petrol A.S.                                            85,228         42,418       0.0%
    Turk Telekomunikasyon A.S.                                    55,377        102,458       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                         6,742        175,088       0.0%
*   Turkcell Iletisim Hizmetleri A.S.                            165,191        532,657       0.1%
#*  Turkcell Iletisim Hizmetleri A.S. ADR                         24,748        198,479       0.0%
    Turkiye Garanti Bankasi A.S.                                 516,854      1,406,431       0.2%
    Turkiye Halk Bankasi A.S.                                    294,732        896,363       0.1%
    Turkiye Is Bankasi Class C                                   357,081        579,817       0.1%
    Turkiye Sinai Kalkinma Bankasi A.S.                          545,076        241,601       0.0%
#   Turkiye Sise ve Cam Fabrikalari A.S.                         431,786        454,231       0.1%
    Turkiye Vakiflar Bankasi TAO Class D                         389,774        577,721       0.1%
    Ulker Biskuvi Sanayi A.S.                                     63,906        396,822       0.1%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      51,055        108,493       0.0%
*   Yapi ve Kredi Bankasi A.S.                                   150,093        179,688       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                            107,751         57,177       0.0%
                                                                         --------------      ----
TOTAL TURKEY                                                                 18,579,915       1.7%
                                                                         --------------      ----
TOTAL COMMON STOCKS                                                       1,034,411,430      96.0%
                                                                         --------------      ----
PREFERRED STOCKS -- (3.2%)
BRAZIL -- (3.1%)
    AES Tiete Energia SA                                             486            490       0.0%
    Alpargatas SA                                                107,608        357,680       0.0%
    Banco ABC Brasil SA                                           45,891        221,116       0.0%
    Banco Bradesco SA                                            603,196      6,319,196       0.6%
    Banco do Estado do Rio Grande do Sul SA Class B              128,261        546,475       0.1%
    Banco Pan SA                                                  92,332         40,496       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
BRAZIL -- (Continued)
    Banco Pine SA                                                  6,310 $     8,164       0.0%
    Braskem SA Class A                                             5,600      49,597       0.0%
*   Centrais Eletricas Brasileiras SA Class B                    118,100   1,011,916       0.1%
    Centrais Eletricas Santa Catarina                              6,450      28,027       0.0%
    Cia Brasileira de Distribuicao                                49,214     940,493       0.1%
    Cia de Gas de Sao Paulo--COMGAS Class A                       13,470     219,436       0.0%
    Cia de Saneamento do Parana                                   60,900     186,974       0.0%
    Cia de Transmissao de Energia Eletrica Paulista               20,235     439,059       0.1%
    Cia Energetica de Minas Gerais                               392,503   1,198,904       0.1%
    Cia Energetica de Sao Paulo Class B                          106,400     494,333       0.1%
    Cia Energetica do Ceara Class A                                6,282      93,758       0.0%
    Cia Ferro Ligas da Bahia--FERBASA                             24,100      57,909       0.0%
    Cia Paranaense de Energia                                     48,868     559,563       0.1%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA        62,595     202,963       0.0%
    Eucatex SA Industria e Comercio                                6,800       6,306       0.0%
    Gerdau SA                                                     96,847     334,353       0.0%
    Itau Unibanco Holding SA                                     837,956  10,080,674       0.9%
    Lojas Americanas SA                                          203,643   1,320,617       0.1%
*   Marcopolo SA                                                 285,006     291,078       0.0%
*   Petroleo Brasileiro SA                                       499,269   2,766,939       0.3%
*   Petroleo Brasileiro SA Sponsored ADR                         176,992   1,957,532       0.2%
*   Randon SA Implementos e Participacoes                        106,526     159,522       0.0%
    Suzano Papel e Celulose SA Class A                           146,108     515,406       0.1%
    Telefonica Brasil SA                                          72,769   1,052,780       0.1%
*   Usinas Siderurgicas de Minas Gerais SA Class A               274,260     387,504       0.0%
    Vale SA                                                       84,787     547,981       0.1%
    Vale SA Sponsored ADR                                        227,896   1,467,650       0.1%
                                                                         -----------       ---
TOTAL BRAZIL                                                              33,864,891       3.2%
                                                                         -----------       ---
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B                                  16,925      39,421       0.0%
    Embotelladora Andina SA                                       18,695      69,885       0.0%
    Embotelladora Andina SA Class B                               65,586     266,125       0.0%
                                                                         -----------       ---
TOTAL CHILE                                                                  375,431       0.0%
                                                                         -----------       ---
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                          210,488     168,011       0.0%
    Banco Davivienda SA                                           46,055     468,702       0.1%
    Bancolombia SA                                                16,100     152,819       0.0%
    Grupo Aval Acciones y Valores SA                             537,790     221,785       0.0%
    Grupo de Inversiones Suramericana SA                          14,935     188,750       0.0%
                                                                         -----------       ---
TOTAL COLOMBIA                                                             1,200,067       0.1%
                                                                         -----------       ---
TOTAL PREFERRED STOCKS                                                    35,440,389       3.3%
                                                                         -----------       ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Ecopro Rights 12/06/16                                           391         943       0.0%
*   Interflex Co., Ltd. Rights 11/24/16                            1,489       4,880       0.0%

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
AUSTRALIA -- (Continued)
*    SOLID, Inc. Rights                                               2,752 $        1,383        0.0%
                                                                            --------------      -----
TOTAL AUSTRALIA                                                                      7,206        0.0%
                                                                            --------------      -----
BRAZIL -- (0.0%)
*    LPS Brasil Consultoria de Imoveis SA Rights 11/30/16             2,883            271        0.0%
                                                                            --------------      -----
INDIA -- (0.0%)
*    Karnataka Bank, Ltd. Rights 11/21/16                            31,367         24,563        0.0%
                                                                            --------------      -----
POLAND -- (0.0%)
#*   Hawe SA Rights 09/30/15                                         30,550             --        0.0%
                                                                            --------------      -----
SOUTH KOREA -- (0.0%)
*    Asiana Airlines, Inc. Rights 11/03/16                            9,527             --        0.0%
*    IM Co., Ltd. Rights                                              1,101            298        0.0%
*    Samsung Heavy Industries Co., Ltd. Rights 11/08/16              32,095         72,366        0.0%
                                                                            --------------      -----
TOTAL SOUTH KOREA                                                                   72,664        0.0%
                                                                            --------------      -----
TAIWAN -- (0.0%)
*    Microelectronics Rights                                            587            106        0.0%
                                                                            --------------      -----
THAILAND -- (0.0%)
*    Banpu PCL Warrants 06/05/17                                     60,650         23,049        0.0%
*    TPI Polene PCL Rights 12/30/16                                  17,698             --        0.0%
                                                                            --------------      -----
TOTAL THAILAND                                                                      23,049        0.0%
                                                                            --------------      -----
TOTAL RIGHTS/WARRANTS                                                              127,859        0.0%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  1,069,979,678
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment Fund                               3,867,267     44,752,009        4.2%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,032,746,261)                         $1,114,731,687      103.5%
                                                                            ==============      =====

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------
                                           LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                         ------------ ------------ ------- --------------
Common Stocks
   Brazil                                $ 74,431,596           --   --    $   74,431,596
   Chile                                    7,023,030 $ 11,733,197   --        18,756,227
   China                                   16,195,866  129,918,969   --       146,114,835
   Colombia                                 5,517,260           --   --         5,517,260
   Czech Republic                                  --    2,087,073   --         2,087,073
   Egypt                                           --    1,210,315   --         1,210,315
   Greece                                          --    2,652,342   --         2,652,342
   Hong Kong                                       --      134,824   --           134,824
   Hungary                                         --    3,976,559   --         3,976,559
   India                                    2,874,169  120,133,431   --       123,007,600
   Indonesia                                3,047,402   36,133,358   --        39,180,760
   Malaysia                                        --   38,712,376   --        38,712,376
   Mexico                                  58,482,771           --   --        58,482,771
   Peru                                     2,775,689           --   --         2,775,689
   Philippines                                360,739   17,130,431   --        17,491,170
   Poland                                          --   19,839,117   --        19,839,117
   Russia                                     611,782   14,023,499   --        14,635,281
   South Africa                            13,133,188   83,211,573   --        96,344,761
   South Korea                              6,169,276  153,380,011   --       159,549,287
   Taiwan                                  18,605,572  139,774,758   --       158,380,330
   Thailand                                32,535,622       15,720   --        32,551,342
   Turkey                                     198,479   18,381,436   --        18,579,915
Preferred Stocks
   Brazil                                  33,864,891           --   --        33,864,891
   Chile                                           --      375,431   --           375,431
   Colombia                                 1,200,067           --   --         1,200,067
Rights/Warrants
   Australia                                       --        7,206   --             7,206
   Brazil                                          --          271   --               271
   India                                           --       24,563   --            24,563
   Poland                                          --           --   --                --
   South Korea                                     --       72,664   --            72,664
   Taiwan                                          --          106   --               106
   Thailand                                        --       23,049   --            23,049
Securities Lending Collateral                      --   44,752,009   --        44,752,009
                                         ------------ ------------   --    --------------
TOTAL                                    $277,027,399 $837,704,288   --    $1,114,731,687
                                         ============ ============   ==    ==============

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
COMMON STOCKS -- (91.0%)
Consumer Discretionary -- (12.0%)
*   1-800-Flowers.com, Inc. Class A                               3,914 $    37,379       0.0%
    Aaron's, Inc.                                                 7,750     191,503       0.0%
#   Abercrombie & Fitch Co. Class A                               8,850     129,299       0.0%
*   Adient P.L.C.                                                11,140     506,981       0.0%
    Advance Auto Parts, Inc.                                      8,420   1,179,474       0.1%
*   Amazon.com, Inc.                                             50,065  39,542,338       1.5%
    AMC Entertainment Holdings, Inc. Class A                      2,903      91,299       0.0%
*   AMC Networks, Inc. Class A                                    7,581     370,938       0.0%
*   America's Car-Mart, Inc.                                      1,100      44,935       0.0%
*   American Axle & Manufacturing Holdings, Inc.                  7,152     128,164       0.0%
#   American Eagle Outfitters, Inc.                              21,200     361,248       0.0%
*   American Public Education, Inc.                               2,200      44,330       0.0%
*   Apollo Education Group, Inc.                                 10,210      89,746       0.0%
    Aramark                                                      27,135   1,010,236       0.1%
    Arctic Cat, Inc.                                              2,500      37,475       0.0%
#*  Asbury Automotive Group, Inc.                                 2,900     147,755       0.0%
#*  Ascena Retail Group, Inc.                                    21,519     105,228       0.0%
*   Ascent Capital Group, Inc. Class A                            1,135      23,131       0.0%
#   Autoliv, Inc.                                                10,546   1,020,642       0.1%
#*  AutoNation, Inc.                                              8,573     376,098       0.0%
#*  AutoZone, Inc.                                                3,800   2,820,208       0.1%
*   Barnes & Noble Education, Inc.                                4,113      38,292       0.0%
#   Barnes & Noble, Inc.                                          6,422      66,147       0.0%
    Bassett Furniture Industries, Inc.                              306       7,023       0.0%
    Beasley Broadcast Group, Inc. Class A                           325       1,641       0.0%
#*  Beazer Homes USA, Inc.                                          779       7,969       0.0%
#   Bed Bath & Beyond, Inc.                                      19,404     784,310       0.0%
*   Belmond, Ltd. Class A                                        12,057     156,138       0.0%
#   Best Buy Co., Inc.                                           38,220   1,487,140       0.1%
    Big 5 Sporting Goods Corp.                                    2,146      33,263       0.0%
#   Big Lots, Inc.                                                5,898     255,973       0.0%
*   Biglari Holdings, Inc.                                            7       3,067       0.0%
*   BJ's Restaurants, Inc.                                        3,098     111,838       0.0%
    Bloomin' Brands, Inc.                                        16,722     289,291       0.0%
    Blue Nile, Inc.                                               1,407      49,147       0.0%
#   Bob Evans Farms, Inc.                                         3,500     144,270       0.0%
#   BorgWarner, Inc.                                             25,687     920,622       0.1%
#*  Boyd Gaming Corp.                                             5,900     105,374       0.0%
*   Bravo Brio Restaurant Group, Inc.                             1,543       6,944       0.0%
*   Bridgepoint Education, Inc.                                   1,683      11,377       0.0%
*   Bright Horizons Family Solutions, Inc.                        6,000     401,460       0.0%
#   Brinker International, Inc.                                   7,728     380,527       0.0%
    Brunswick Corp.                                              12,048     524,088       0.0%
#   Buckle, Inc. (The)                                            3,112      64,885       0.0%
#*  Buffalo Wild Wings, Inc.                                      2,300     334,995       0.0%
*   Build-A-Bear Workshop, Inc.                                   2,400      32,400       0.0%
*   Burlington Stores, Inc.                                       9,700     726,918       0.0%
*   Cabela's, Inc.                                                6,319     389,314       0.0%
#   Cable One, Inc.                                                 700     403,718       0.0%
#   CalAtlantic Group, Inc.                                       9,544     308,462       0.0%
    Caleres, Inc.                                                 5,187     129,727       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Callaway Golf Co.                                             13,384 $   136,651       0.0%
*   Cambium Learning Group, Inc.                                  11,314      58,607       0.0%
    Capella Education Co.                                          1,400     102,340       0.0%
*   Career Education Corp.                                         6,800      48,892       0.0%
#*  CarMax, Inc.                                                  24,738   1,235,416       0.1%
*   Carmike Cinemas, Inc.                                          3,469     113,263       0.0%
#   Carnival Corp.                                                48,496   2,381,154       0.1%
#   Carriage Services, Inc.                                        2,167      51,228       0.0%
*   Carrols Restaurant Group, Inc.                                 4,867      60,838       0.0%
    Carter's, Inc.                                                 6,764     584,004       0.0%
    Cato Corp. (The) Class A                                       2,761      81,919       0.0%
*   Cavco Industries, Inc.                                         1,157     106,907       0.0%
    CBS Corp. Class A                                              5,128     293,681       0.0%
    CBS Corp. Class B                                             50,658   2,868,256       0.1%
#*  Central European Media Enterprises, Ltd. Class A                 524       1,284       0.0%
#*  Charter Communications, Inc. Class A                          27,365   6,838,240       0.3%
#   Cheesecake Factory, Inc. (The)                                 5,550     295,204       0.0%
*   Cherokee, Inc.                                                   542       5,095       0.0%
#   Chico's FAS, Inc.                                             18,000     210,060       0.0%
#   Children's Place, Inc. (The)                                   2,340     177,723       0.0%
#*  Chipotle Mexican Grill, Inc.                                   3,774   1,361,508       0.1%
    Choice Hotels International, Inc.                              5,483     265,651       0.0%
*   Christopher & Banks Corp.                                        817       1,046       0.0%
    Churchill Downs, Inc.                                          1,444     196,384       0.0%
#*  Chuy's Holdings, Inc.                                          2,100      59,640       0.0%
    Cinemark Holdings, Inc.                                       12,617     502,157       0.0%
    Citi Trends, Inc.                                              1,200      23,832       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                   3,850      22,138       0.0%
    ClubCorp Holdings, Inc.                                        9,017     104,146       0.0%
    Coach, Inc.                                                   34,017   1,220,870       0.1%
    Collectors Universe, Inc.                                        600      11,274       0.0%
#   Columbia Sportswear Co.                                        3,554     201,299       0.0%
    Comcast Corp. Class A                                        302,685  18,711,987       0.7%
#*  Conn's, Inc.                                                   2,882      27,379       0.0%
#   Cooper Tire & Rubber Co.                                       6,429     236,266       0.0%
*   Cooper-Standard Holding, Inc.                                  1,504     137,270       0.0%
    Core-Mark Holding Co., Inc.                                    6,545     231,366       0.0%
#   Cracker Barrel Old Country Store, Inc.                         2,300     317,400       0.0%
#*  Crocs, Inc.                                                    9,700      74,593       0.0%
    CSS Industries, Inc.                                           1,250      31,375       0.0%
    CST Brands, Inc.                                               9,481     455,278       0.0%
    Culp, Inc.                                                     1,492      41,776       0.0%
*   Cumulus Media, Inc. Class A                                      500         690       0.0%
    Dana, Inc.                                                    18,876     292,200       0.0%
#   Darden Restaurants, Inc.                                      14,462     936,993       0.1%
*   Dave & Buster's Entertainment, Inc.                            3,945     163,126       0.0%
#*  Deckers Outdoor Corp.                                          4,300     224,417       0.0%
#*  Del Frisco's Restaurant Group, Inc.                            1,881      26,898       0.0%
    Delphi Automotive P.L.C.                                      32,209   2,095,840       0.1%
*   Denny's Corp.                                                 13,180     136,677       0.0%
#*  Destination XL Group, Inc.                                     4,200      17,010       0.0%
    DeVry Education Group, Inc.                                    5,279     119,833       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Dick's Sporting Goods, Inc.                                   12,139 $  675,535       0.0%
    Dillard's, Inc. Class A                                        3,453    211,669       0.0%
    DineEquity, Inc.                                               2,200    174,020       0.0%
#*  Discovery Communications, Inc. Class A                        18,981    495,594       0.0%
*   Discovery Communications, Inc. Class C                        31,398    788,404       0.0%
*   DISH Network Corp. Class A                                    27,948  1,636,635       0.1%
    Dollar General Corp.                                          35,686  2,465,546       0.1%
*   Dollar Tree, Inc.                                             28,996  2,190,648       0.1%
#   Domino's Pizza, Inc.                                           6,346  1,073,997       0.1%
#*  Dorman Products, Inc.                                          3,578    229,851       0.0%
    DR Horton, Inc.                                               39,832  1,148,357       0.1%
    Drew Industries, Inc.                                          2,871    257,098       0.0%
#   DSW, Inc. Class A                                              9,116    189,339       0.0%
#   Dunkin' Brands Group, Inc.                                    11,985    579,595       0.0%
    Entercom Communications Corp. Class A                          2,510     33,132       0.0%
    Entravision Communications Corp. Class A                       7,308     48,964       0.0%
#   Ethan Allen Interiors, Inc.                                    2,900     89,030       0.0%
#*  EW Scripps Co. (The) Class A                                   5,927     78,592       0.0%
#   Expedia, Inc.                                                 15,824  2,044,936       0.1%
*   Express, Inc.                                                  8,200     98,564       0.0%
*   Famous Dave's of America, Inc.                                 1,098      5,490       0.0%
*   Federal-Mogul Holdings Corp.                                   2,362     21,872       0.0%
#*  Fiesta Restaurant Group, Inc.                                  2,996     79,094       0.0%
#   Finish Line, Inc. (The) Class A                                5,300    104,357       0.0%
#*  Five Below, Inc.                                               7,221    271,365       0.0%
    Flexsteel Industries, Inc.                                       300     12,570       0.0%
    Foot Locker, Inc.                                             16,311  1,089,085       0.1%
    Ford Motor Co.                                               463,294  5,439,072       0.2%
#*  Fossil Group, Inc.                                             5,703    155,521       0.0%
#*  Fox Factory Holding Corp.                                      4,104     89,057       0.0%
*   Francesca's Holdings Corp.                                     5,163     82,969       0.0%
#   Fred's, Inc. Class A                                           3,670     33,507       0.0%
*   FTD Cos., Inc.                                                 3,370     67,804       0.0%
#*  G-III Apparel Group, Ltd.                                      4,400    114,928       0.0%
    GameStop Corp. Class A                                        12,940    311,207       0.0%
*   Gaming Partners International Corp.                              800      8,312       0.0%
    Gannett Co., Inc.                                             11,949     92,844       0.0%
#   Gap, Inc. (The)                                               27,680    763,691       0.0%
#   Garmin, Ltd.                                                  12,906    624,134       0.0%
    General Motors Co.                                           175,465  5,544,694       0.2%
#*  Genesco, Inc.                                                  2,400    129,120       0.0%
#   Gentex Corp.                                                  35,690    603,518       0.0%
*   Gentherm, Inc.                                                 4,803    135,204       0.0%
    Genuine Parts Co.                                             18,417  1,668,396       0.1%
    GNC Holdings, Inc. Class A                                    10,132    136,073       0.0%
    Goodyear Tire & Rubber Co. (The)                              31,675    919,525       0.0%
#*  GoPro, Inc. Class A                                            8,418    107,582       0.0%
#*  Gordmans Stores, Inc.                                            279        223       0.0%
    Graham Holdings Co. Class B                                      608    288,800       0.0%
#*  Grand Canyon Education, Inc.                                   5,508    240,369       0.0%
*   Gray Television, Inc.                                          8,032     71,485       0.0%
    Group 1 Automotive, Inc.                                       2,780    167,551       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Guess?, Inc.                                                   6,590 $    88,965       0.0%
#   H&R Block, Inc.                                               27,092     622,303       0.0%
#   Hanesbrands, Inc.                                             46,000   1,182,200       0.1%
#   Harley-Davidson, Inc.                                         24,000   1,368,480       0.1%
    Harman International Industries, Inc.                          8,449     673,470       0.0%
    Harte-Hanks, Inc.                                              3,368       4,749       0.0%
    Hasbro, Inc.                                                  13,323   1,111,271       0.1%
    Haverty Furniture Cos., Inc.                                   1,700      30,175       0.0%
*   Helen of Troy, Ltd.                                            2,900     236,350       0.0%
#*  hhgregg, Inc.                                                  2,516       4,277       0.0%
#*  Hibbett Sports, Inc.                                           2,888     112,199       0.0%
#   Hilton Worldwide Holdings, Inc.                               67,603   1,527,828       0.1%
    Home Depot, Inc. (The)                                       153,483  18,726,461       0.7%
    Hooker Furniture Corp.                                         1,300      34,190       0.0%
*   Horizon Global Corp.                                           1,471      29,479       0.0%
*   Houghton Mifflin Harcourt Co.                                 15,145     191,584       0.0%
#   HSN, Inc.                                                      4,220     159,094       0.0%
#*  Hyatt Hotels Corp. Class A                                     3,393     172,330       0.0%
*   Iconix Brand Group, Inc.                                       7,198      56,720       0.0%
    ILG, Inc.                                                     13,528     221,589       0.0%
*   Installed Building Products, Inc.                              3,123     103,215       0.0%
#   International Game Technology P.L.C.                           7,805     224,160       0.0%
    International Speedway Corp. Class A                           2,719      89,455       0.0%
    Interpublic Group of Cos., Inc. (The)                         49,816   1,115,380       0.1%
#*  iRobot Corp.                                                   2,767     140,287       0.0%
*   Isle of Capri Casinos, Inc.                                    3,400      71,400       0.0%
*   J Alexander's Holdings, Inc.                                   1,458      13,122       0.0%
    Jack in the Box, Inc.                                          4,400     412,412       0.0%
#*  JAKKS Pacific, Inc.                                            2,151      14,412       0.0%
#*  JC Penney Co., Inc.                                           31,446     270,121       0.0%
    John Wiley & Sons, Inc. Class A                                5,120     264,192       0.0%
    Johnson Outdoors, Inc. Class A                                 1,187      42,708       0.0%
*   K12, Inc.                                                      3,115      33,767       0.0%
#*  Kate Spade & Co.                                              14,485     242,624       0.0%
#   KB Home                                                        8,900     129,406       0.0%
*   Kirkland's, Inc.                                               1,502      18,339       0.0%
#   Kohl's Corp.                                                  23,760   1,039,500       0.1%
#*  Kona Grill, Inc.                                               1,120      12,040       0.0%
#   L Brands, Inc.                                                29,943   2,161,585       0.1%
*   La Quinta Holdings, Inc.                                       8,545      85,535       0.0%
    La-Z-Boy, Inc.                                                 6,000     140,400       0.0%
*   Lakeland Industries, Inc.                                      1,000       9,900       0.0%
#*  Lands' End, Inc.                                               1,303      20,327       0.0%
#   Las Vegas Sands Corp.                                         52,569   3,042,694       0.1%
    Lear Corp.                                                     9,400   1,154,132       0.1%
    Leggett & Platt, Inc.                                         16,377     751,377       0.0%
    Lennar Corp. Class A                                          22,716     947,030       0.1%
    Lennar Corp. Class B                                           1,241      41,598       0.0%
    Libbey, Inc.                                                   2,200      35,222       0.0%
*   Liberty Broadband Corp. Class A                                3,194     207,450       0.0%
#*  Liberty Broadband Corp. Class C                               17,809   1,186,970       0.1%
*   Liberty Interactive Corp., QVC Group Class A                  55,690   1,029,708       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Media Corp.-Liberty Braves Class A                     1,077 $    18,255       0.0%
*   Liberty Media Corp.-Liberty Braves Class B                        20         332       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                     2,265      37,758       0.0%
#*  Liberty Media Corp.-Liberty Media Class A                      2,694      74,974       0.0%
#*  Liberty Media Corp.-Liberty Media Class C                      5,664     155,250       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                  10,779     358,617       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class B                     200       6,466       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                  22,658     752,019       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                     6,644     147,497       0.0%
*   Liberty Ventures Series A                                     14,561     580,984       0.0%
    Lifetime Brands, Inc.                                            300       4,245       0.0%
#   Lions Gate Entertainment Corp.                                11,942     243,139       0.0%
#   Lithia Motors, Inc. Class A                                    2,987     256,225       0.0%
*   Live Nation Entertainment, Inc.                               19,686     544,712       0.0%
*   LKQ Corp.                                                     37,147   1,199,105       0.1%
#*  Loral Space & Communications, Inc.                             1,300      50,440       0.0%
    Lowe's Cos., Inc.                                            108,839   7,254,119       0.3%
*   Luby's, Inc.                                                   1,849       7,747       0.0%
#*  Lululemon Athletica, Inc.                                     12,630     723,067       0.0%
#*  Lumber Liquidators Holdings, Inc.                              2,649      41,086       0.0%
*   M/I Homes, Inc.                                                2,750      59,153       0.0%
    Macy's, Inc.                                                  38,835   1,417,089       0.1%
#*  Madison Square Garden Co. (The) Class A                        2,400     397,176       0.0%
    Marcus Corp. (The)                                             2,400      63,600       0.0%
    Marine Products Corp.                                          1,898      17,746       0.0%
*   MarineMax, Inc.                                                4,119      82,174       0.0%
    Marriott International, Inc. Class A                          41,900   2,878,530       0.1%
#   Marriott Vacations Worldwide Corp.                             2,389     151,893       0.0%
    Mattel, Inc.                                                  40,965   1,291,626       0.1%
#*  McClatchy Co. (The) Class A                                      430       6,063       0.0%
    McDonald's Corp.                                             108,260  12,186,828       0.5%
#   MDC Holdings, Inc.                                             4,445     105,391       0.0%
*   Media General, Inc.                                            3,778      63,659       0.0%
#   Meredith Corp.                                                 4,576     207,522       0.0%
*   Meritage Homes Corp.                                           3,700     114,515       0.0%
*   MGM Resorts International                                     54,564   1,427,940       0.1%
*   Michael Kors Holdings, Ltd.                                   22,453   1,140,163       0.1%
#*  Michaels Cos., Inc. (The)                                     12,966     301,459       0.0%
*   Modine Manufacturing Co.                                       3,907      42,782       0.0%
*   Mohawk Industries, Inc.                                        7,508   1,383,724       0.1%
*   Monarch Casino & Resort, Inc.                                  1,845      43,634       0.0%
#   Monro Muffler Brake, Inc.                                      3,878     213,290       0.0%
*   Motorcar Parts of America, Inc.                                2,528      66,335       0.0%
    Movado Group, Inc.                                             2,362      52,082       0.0%
*   MSG Networks, Inc. Class A                                     7,200     137,520       0.0%
*   Murphy USA, Inc.                                               4,848     333,445       0.0%
#   NACCO Industries, Inc. Class A                                   287      20,994       0.0%
*   Nathan's Famous, Inc.                                            509      27,130       0.0%
    National CineMedia, Inc.                                       6,419      89,032       0.0%
#*  Nautilus, Inc.                                                 4,149      73,022       0.0%
#*  Netflix, Inc.                                                 49,691   6,204,915       0.3%
*   New York & Co., Inc.                                           5,059      11,130       0.0%

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   New York Times Co. (The) Class A                              14,000 $  152,600       0.0%
    Newell Brands, Inc.                                           53,725  2,579,874       0.1%
    News Corp. Class A                                            45,104    546,660       0.0%
    News Corp. Class B                                            12,426    154,082       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                       2,793    136,298       0.0%
    NIKE, Inc. Class B                                           157,929  7,924,877       0.3%
#   Nordstrom, Inc.                                               15,210    790,920       0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                          18,543    720,766       0.0%
    Nutrisystem, Inc.                                              2,651     84,037       0.0%
*   NVR, Inc.                                                        500    761,500       0.0%
*   O'Reilly Automotive, Inc.                                     12,050  3,186,502       0.1%
    Office Depot, Inc.                                            52,875    166,556       0.0%
#   Omnicom Group, Inc.                                           29,335  2,341,520       0.1%
#*  Overstock.com, Inc.                                            1,830     26,810       0.0%
    Oxford Industries, Inc.                                        1,382     86,679       0.0%
#*  Panera Bread Co. Class A                                       3,075    586,587       0.0%
#   Papa John's International, Inc.                                3,800    286,710       0.0%
#*  Penn National Gaming, Inc.                                     6,827     88,273       0.0%
#   Penske Automotive Group, Inc.                                  4,700    210,325       0.0%
*   Perry Ellis International, Inc.                                  969     18,014       0.0%
#   PetMed Express, Inc.                                           2,200     43,714       0.0%
#   Pier 1 Imports, Inc.                                          10,500     45,255       0.0%
#*  Pinnacle Entertainment, Inc.                                   5,500     65,175       0.0%
*   Planet Fitness, Inc. Class A                                   3,053     64,724       0.0%
#   Polaris Industries, Inc.                                       6,994    535,810       0.0%
    Pool Corp.                                                     5,100    472,158       0.0%
*   Popeyes Louisiana Kitchen, Inc.                                2,600    138,788       0.0%
*   Priceline Group, Inc. (The)                                    6,082  8,966,267       0.4%
#   PulteGroup, Inc.                                              36,663    681,932       0.0%
    PVH Corp.                                                      9,783  1,046,585       0.1%
#   Ralph Lauren Corp.                                             6,732    660,409       0.0%
    RCI Hospitality Holdings, Inc.                                 1,000     11,610       0.0%
*   Red Lion Hotels Corp.                                          2,034     17,086       0.0%
*   Red Robin Gourmet Burgers, Inc.                                1,300     59,800       0.0%
    Regal Entertainment Group Class A                              9,436    202,968       0.0%
*   Regis Corp.                                                    4,556     57,770       0.0%
#   Rent-A-Center, Inc.                                            6,145     62,003       0.0%
#*  Restoration Hardware Holdings, Inc.                            4,568    132,335       0.0%
    Rocky Brands, Inc.                                               231      2,472       0.0%
    Ross Stores, Inc.                                             49,100  3,070,714       0.1%
#   Royal Caribbean Cruises, Ltd.                                 21,700  1,668,079       0.1%
*   Ruby Tuesday, Inc.                                             5,370     15,949       0.0%
    Ruth's Hospitality Group, Inc.                                 4,284     67,901       0.0%
    Saga Communications, Inc. Class A                                575     24,150       0.0%
    Salem Media Group, Inc.                                          400      2,180       0.0%
#*  Sally Beauty Holdings, Inc.                                   17,735    460,046       0.0%
    Scholastic Corp.                                               2,600     99,450       0.0%
#   Scripps Networks Interactive, Inc. Class A                     9,189    591,404       0.0%
#   SeaWorld Entertainment, Inc.                                   6,236     87,366       0.0%
#*  Select Comfort Corp.                                           5,594    107,349       0.0%
*   Sequential Brands Group, Inc.                                    194      1,397       0.0%
#   Service Corp. International                                   22,783    583,245       0.0%

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CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  ServiceMaster Global Holdings, Inc.                           16,415 $  587,493       0.0%
#*  Shake Shack, Inc. Class A                                      1,600     51,024       0.0%
*   Shiloh Industries, Inc.                                        1,564     10,932       0.0%
    Shoe Carnival, Inc.                                              771     19,560       0.0%
#*  Shutterfly, Inc.                                               3,662    179,438       0.0%
#   Signet Jewelers, Ltd.                                          8,700    706,962       0.0%
#   Sinclair Broadcast Group, Inc. Class A                         7,300    183,230       0.0%
#*  Sirius XM Holdings, Inc.                                     245,576  1,024,052       0.1%
#   Six Flags Entertainment Corp.                                  8,978    499,626       0.0%
#*  Skechers U.S.A., Inc. Class A                                 15,711    330,402       0.0%
*   Skyline Corp.                                                    800      9,256       0.0%
*   Smith & Wesson Holding Corp.                                   5,464    144,414       0.0%
#   Sonic Automotive, Inc. Class A                                 4,001     71,618       0.0%
    Sonic Corp.                                                    6,463    148,067       0.0%
#   Sotheby's                                                      7,207    258,587       0.0%
    Spartan Motors, Inc.                                           3,375     28,856       0.0%
    Speedway Motorsports, Inc.                                     2,352     44,241       0.0%
#   Stage Stores, Inc.                                             3,250     16,543       0.0%
    Standard Motor Products, Inc.                                  1,900     92,910       0.0%
    Stanley Furniture Co., Inc.                                      637        879       0.0%
    Staples, Inc.                                                 78,677    582,210       0.0%
    Starbucks Corp.                                              174,595  9,265,757       0.4%
*   Starz Class A                                                 11,477    361,066       0.0%
*   Starz Class B                                                    200      6,161       0.0%
    Stein Mart, Inc.                                               3,347     20,149       0.0%
*   Steven Madden, Ltd.                                            6,892    230,193       0.0%
*   Stoneridge, Inc.                                               3,400     50,388       0.0%
#*  Strayer Education, Inc.                                        1,137     66,696       0.0%
    Sturm Ruger & Co., Inc.                                        1,900    116,850       0.0%
    Superior Industries International, Inc.                        2,200     53,900       0.0%
    Superior Uniform Group, Inc.                                     324      5,764       0.0%
    Tailored Brands, Inc.                                          5,635     89,033       0.0%
*   Tandy Leather Factory, Inc.                                      663      4,906       0.0%
#   Target Corp.                                                  70,314  4,832,681       0.2%
*   Taylor Morrison Home Corp. Class A                             2,813     47,990       0.0%
    TEGNA, Inc.                                                   23,899    468,898       0.0%
#*  Tempur Sealy International, Inc.                               7,223    390,548       0.0%
#*  Tenneco, Inc.                                                  6,595    363,187       0.0%
*   Tesla Motors, Inc.                                            13,529  2,675,089       0.1%
    Texas Roadhouse, Inc.                                          7,557    306,210       0.0%
    Thor Industries, Inc.                                          5,769    457,539       0.0%
#   Tiffany & Co.                                                 14,675  1,077,438       0.1%
#*  Tile Shop Holdings, Inc.                                       1,665     28,222       0.0%
    Time Warner, Inc.                                             97,500  8,676,525       0.3%
    Time, Inc.                                                    12,349    160,537       0.0%
    TJX Cos., Inc. (The)                                          81,042  5,976,847       0.2%
#*  Toll Brothers, Inc.                                           20,185    553,876       0.0%
*   TopBuild Corp.                                                 4,258    128,294       0.0%
    Tower International, Inc.                                      2,300     49,910       0.0%
#   Tractor Supply Co.                                            15,888    995,065       0.1%
*   TRI Pointe Group, Inc.                                        13,391    145,025       0.0%
#*  TripAdvisor, Inc.                                             13,717    884,472       0.0%

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CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Tuesday Morning Corp.                                          3,200 $     15,840       0.0%
#   Tupperware Brands Corp.                                        6,100      363,072       0.0%
    Twenty-First Century Fox, Inc. Class A                       137,768    3,619,165       0.2%
    Twenty-First Century Fox, Inc. Class B                        54,449    1,436,909       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                         7,189    1,749,371       0.1%
#*  Under Armour, Inc. Class A                                    22,925      712,967       0.0%
*   Under Armour, Inc. Class C                                    24,564      635,225       0.0%
*   Unifi, Inc.                                                    1,766       50,773       0.0%
*   Universal Electronics, Inc.                                    1,700      119,255       0.0%
    Universal Technical Institute, Inc.                            2,300        3,496       0.0%
#*  Urban Outfitters, Inc.                                        12,450      416,452       0.0%
    Vail Resorts, Inc.                                             4,601      733,583       0.0%
*   Vera Bradley, Inc.                                             2,206       29,494       0.0%
    VF Corp.                                                      40,900    2,217,189       0.1%
#   Viacom, Inc. Class A                                           1,192       50,422       0.0%
    Viacom, Inc. Class B                                          42,474    1,595,323       0.1%
*   Vista Outdoor, Inc.                                            7,300      282,291       0.0%
    Visteon Corp.                                                  4,607      325,300       0.0%
#*  Vitamin Shoppe, Inc.                                           2,565       64,253       0.0%
    Walt Disney Co. (The)                                        191,438   17,744,388       0.7%
#*  Weight Watchers International, Inc.                            2,900       29,812       0.0%
#   Wendy's Co. (The)                                             26,524      287,520       0.0%
*   West Marine, Inc.                                              2,681       21,448       0.0%
    Whirlpool Corp.                                                9,105    1,364,111       0.1%
#*  William Lyon Homes Class A                                       418        7,465       0.0%
#   Williams-Sonoma, Inc.                                         10,060      464,973       0.0%
    Winmark Corp.                                                    300       32,085       0.0%
    Winnebago Industries, Inc.                                     2,736       77,292       0.0%
    Wolverine World Wide, Inc.                                    10,800      230,580       0.0%
#   Wyndham Worldwide Corp.                                       13,602      895,556       0.0%
    Wynn Resorts, Ltd.                                             9,691      916,284       0.0%
    Yum! Brands, Inc.                                             51,105    4,409,339       0.2%
*   ZAGG, Inc.                                                       171        1,112       0.0%
#*  Zumiez, Inc.                                                   2,400       53,400       0.0%
                                                                         ------------      ----
Total Consumer Discretionary                                              344,225,456      13.1%
                                                                         ------------      ----
Consumer Staples -- (8.7%)
    Alico, Inc.                                                      496       12,970       0.0%
*   Alliance One International, Inc.                                 876       13,009       0.0%
    Altria Group, Inc.                                           240,541   15,904,571       0.6%
    Andersons, Inc. (The)                                          2,677      101,860       0.0%
    Archer-Daniels-Midland Co.                                    73,790    3,215,030       0.1%
#   Avon Products, Inc.                                           63,824      418,047       0.0%
    B&G Foods, Inc.                                                8,042      340,981       0.0%
#*  Blue Buffalo Pet Products, Inc.                                9,412      236,429       0.0%
#*  Boston Beer Co., Inc. (The) Class A                            1,385      215,021       0.0%
#   Brown-Forman Corp. Class A                                    15,102      732,447       0.0%
#   Brown-Forman Corp. Class B                                    26,788    1,236,802       0.1%
    Bunge, Ltd.                                                   17,035    1,056,340       0.0%
#   Cal-Maine Foods, Inc.                                          4,200      162,330       0.0%
    Calavo Growers, Inc.                                           2,564      151,661       0.0%
#   Campbell Soup Co.                                             24,836    1,349,588       0.1%

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CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Staples -- (Continued)
#   Casey's General Stores, Inc.                                   5,202 $   587,774       0.0%
#*  Central Garden & Pet Co.                                       1,175      28,576       0.0%
*   Central Garden & Pet Co. Class A                               5,929     138,383       0.0%
#*  Chefs' Warehouse, Inc. (The)                                   1,231      14,033       0.0%
    Church & Dwight Co., Inc.                                     32,298   1,558,702       0.1%
    Clorox Co. (The)                                              15,820   1,898,716       0.1%
#   Coca-Cola Bottling Co. Consolidated                              781     110,355       0.0%
    Coca-Cola Co. (The)                                          511,158  21,673,099       0.8%
    Colgate-Palmolive Co.                                        103,396   7,378,339       0.3%
    ConAgra Foods, Inc.                                           51,808   2,496,110       0.1%
    Constellation Brands, Inc. Class A                            22,403   3,743,989       0.2%
    Costco Wholesale Corp.                                        53,913   7,972,115       0.3%
    Coty, Inc. Class A                                           202,243   4,649,567       0.2%
    CVS Health Corp.                                             129,652  10,903,733       0.4%
*   Darling Ingredients, Inc.                                     20,752     282,227       0.0%
#   Dean Foods Co.                                                10,084     184,134       0.0%
    Dr Pepper Snapple Group, Inc.                                 23,478   2,061,134       0.1%
*   Edgewell Personal Care Co.                                     7,514     566,556       0.0%
    Energizer Holdings, Inc.                                       8,544     397,382       0.0%
    Estee Lauder Cos., Inc. (The) Class A                         26,558   2,313,999       0.1%
*   Farmer Brothers Co.                                            1,300      42,510       0.0%
#   Flowers Foods, Inc.                                           22,804     353,918       0.0%
    Fresh Del Monte Produce, Inc.                                  3,973     239,771       0.0%
    General Mills, Inc.                                           73,832   4,576,107       0.2%
#*  Hain Celestial Group, Inc. (The)                              12,400     450,988       0.0%
#*  Herbalife, Ltd.                                                8,600     521,848       0.0%
    Hershey Co. (The)                                             17,763   1,819,997       0.1%
    Hormel Foods Corp.                                            35,654   1,372,679       0.1%
*   HRG Group, Inc.                                               13,900     209,056       0.0%
    Ingles Markets, Inc. Class A                                   1,110      43,845       0.0%
    Ingredion, Inc.                                                9,295   1,219,225       0.1%
    Inter Parfums, Inc.                                            3,030      98,778       0.0%
#*  Inventure Foods, Inc.                                          1,529      12,935       0.0%
    J&J Snack Foods Corp.                                          1,991     243,201       0.0%
    JM Smucker Co. (The)                                          14,434   1,895,329       0.1%
#   John B. Sanfilippo & Son, Inc.                                 1,301      65,935       0.0%
    Kellogg Co.                                                   32,355   2,430,831       0.1%
    Kimberly-Clark Corp.                                          44,542   5,096,050       0.2%
    Kraft Heinz Co. (The)                                         76,394   6,795,246       0.3%
    Kroger Co. (The)                                             110,196   3,413,872       0.1%
    Lancaster Colony Corp.                                         2,500     326,625       0.0%
#*  Landec Corp.                                                   3,992      52,894       0.0%
#*  Lifeway Foods, Inc.                                              315       5,632       0.0%
#   McCormick & Co., Inc. Non-Voting                              14,407   1,381,199       0.1%
    McCormick & Co., Inc. Voting                                     607      57,956       0.0%
#   Mead Johnson Nutrition Co.                                    23,157   1,731,449       0.1%
    Medifast, Inc.                                                 2,100      86,226       0.0%
#   MGP Ingredients, Inc.                                          1,414      49,787       0.0%
    Molson Coors Brewing Co. Class B                              21,676   2,250,186       0.1%
    Mondelez International, Inc. Class A                         192,693   8,659,623       0.3%
*   Monster Beverage Corp.                                        17,775   2,565,644       0.1%
*   National Beverage Corp.                                        1,044      49,319       0.0%

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
*   Natural Alternatives International, Inc.                       1,000 $     12,600       0.0%
#   Nu Skin Enterprises, Inc. Class A                              7,059      435,187       0.0%
*   Nutraceutical International Corp.                              1,459       42,019       0.0%
    Oil-Dri Corp. of America                                         641       21,640       0.0%
*   Omega Protein Corp.                                            2,100       46,830       0.0%
    PepsiCo, Inc.                                                179,615   19,254,728       0.7%
    Philip Morris International, Inc.                            195,465   18,850,645       0.7%
#   Pilgrim's Pride Corp.                                          7,683      167,797       0.0%
    Pinnacle Foods, Inc.                                          14,838      762,970       0.0%
#*  Post Holdings, Inc.                                            7,867      599,701       0.0%
#   PriceSmart, Inc.                                               2,200      200,090       0.0%
    Procter & Gamble Co. (The)                                   299,138   25,965,178       1.0%
*   Revlon, Inc. Class A                                           1,909       64,906       0.0%
    Reynolds American, Inc.                                      106,680    5,875,934       0.2%
*   Rite Aid Corp.                                               114,155      765,980       0.0%
    Rocky Mountain Chocolate Factory, Inc.                           950        9,690       0.0%
#   Sanderson Farms, Inc.                                          2,050      184,459       0.0%
*   Seneca Foods Corp. Class A                                       500       14,700       0.0%
#   Snyder's-Lance, Inc.                                           9,222      328,027       0.0%
    SpartanNash Co.                                                4,621      129,388       0.0%
#   Spectrum Brands Holdings, Inc.                                 3,150      426,006       0.0%
#*  Sprouts Farmers Market, Inc.                                  16,414      363,570       0.0%
*   SUPERVALU, Inc.                                               32,735      140,433       0.0%
    Sysco Corp.                                                   66,505    3,200,221       0.1%
#   Tootsie Roll Industries, Inc.                                  2,173       77,033       0.0%
#*  TreeHouse Foods, Inc.                                          6,632      580,167       0.0%
    Tyson Foods, Inc. Class A                                     37,018    2,622,725       0.1%
*   United Natural Foods, Inc.                                     6,000      250,440       0.0%
    United-Guardian, Inc.                                            600        9,360       0.0%
#   Universal Corp.                                                2,600      140,920       0.0%
#*  USANA Health Sciences, Inc.                                      800      102,800       0.0%
#   Vector Group, Ltd.                                            10,802      226,194       0.0%
    Wal-Mart Stores, Inc.                                        195,872   13,714,958       0.5%
    Walgreens Boots Alliance, Inc.                               110,917    9,176,163       0.4%
    WD-40 Co.                                                      1,600      170,600       0.0%
    Weis Markets, Inc.                                             1,930      107,366       0.0%
*   WhiteWave Foods Co. (The)                                     21,611    1,177,583       0.1%
#   Whole Foods Market, Inc.                                      39,715    1,123,537       0.1%
                                                                         ------------       ---
Total Consumer Staples                                                    249,567,215       9.5%
                                                                         ------------       ---
Energy -- (6.3%)
    Adams Resources & Energy, Inc.                                   300       10,962       0.0%
#   Alon USA Energy, Inc.                                          1,957       15,773       0.0%
    Anadarko Petroleum Corp.                                      68,323    4,061,119       0.2%
*   Antero Resources Corp.                                        17,655      467,328       0.0%
    Apache Corp.                                                  47,243    2,810,014       0.1%
    Archrock, Inc.                                                 6,100       70,760       0.0%
#   Atwood Oceanics, Inc.                                          6,359       48,519       0.0%
    Baker Hughes, Inc.                                            51,879    2,874,097       0.1%
*   Bill Barrett Corp.                                             5,020       26,054       0.0%
#   Bristow Group, Inc.                                            3,865       38,689       0.0%
    Cabot Oil & Gas Corp.                                         56,226    1,173,999       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
#   California Resources Corp.                                     4,336 $    44,487       0.0%
*   Callon Petroleum Co.                                           7,072      91,865       0.0%
#   CARBO Ceramics, Inc.                                           2,120      12,932       0.0%
#*  Carrizo Oil & Gas, Inc.                                        7,231     244,625       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                     4,200      83,748       0.0%
#*  Cheniere Energy, Inc.                                         26,259     989,964       0.1%
#*  Chesapeake Energy Corp.                                       91,226     502,655       0.0%
    Chevron Corp.                                                238,001  24,930,605       1.0%
    Cimarex Energy Co.                                            12,091   1,561,311       0.1%
*   Clayton Williams Energy, Inc.                                    500      43,655       0.0%
*   Clean Energy Fuels Corp.                                       7,414      30,472       0.0%
#*  Cloud Peak Energy, Inc.                                        5,872      36,172       0.0%
#*  Cobalt International Energy, Inc.                             28,179      26,604       0.0%
#*  Concho Resources, Inc.                                        17,451   2,215,230       0.1%
    ConocoPhillips                                               156,410   6,796,014       0.3%
#   CONSOL Energy, Inc.                                           24,000     406,800       0.0%
*   Contango Oil & Gas Co.                                           316       2,474       0.0%
#*  Continental Resources, Inc.                                   11,475     561,242       0.0%
#   Core Laboratories NV                                           5,577     540,802       0.0%
#   CVR Energy, Inc.                                               2,684      35,590       0.0%
*   Dawson Geophysical Co.                                         1,639      10,735       0.0%
    Delek US Holdings, Inc.                                        5,595      94,556       0.0%
*   Denbury Resources, Inc.                                        7,200      17,208       0.0%
    Devon Energy Corp.                                            58,933   2,232,971       0.1%
#   DHT Holdings, Inc.                                             6,363      25,897       0.0%
#   Diamond Offshore Drilling, Inc.                                7,869     129,760       0.0%
#*  Diamondback Energy, Inc.                                       9,929     906,418       0.0%
#*  Dril-Quip, Inc.                                                4,787     227,382       0.0%
    Energen Corp.                                                 12,212     612,188       0.0%
#   EnLink Midstream LLC                                           5,400      82,350       0.0%
    EOG Resources, Inc.                                           68,946   6,234,097       0.2%
#*  EP Energy Corp. Class A                                        3,876      13,799       0.0%
#   EQT Corp.                                                     21,745   1,435,170       0.1%
*   Era Group, Inc.                                                2,200      16,610       0.0%
*   Exterran Corp.                                                 3,050      48,221       0.0%
    Exxon Mobil Corp.                                            518,802  43,226,583       1.7%
*   FMC Technologies, Inc.                                        27,320     881,616       0.0%
#*  Forum Energy Technologies, Inc.                                6,393     115,074       0.0%
#   Frank's International NV                                       4,232      47,610       0.0%
    GasLog, Ltd.                                                   2,473      37,961       0.0%
#*  Geospace Technologies Corp.                                    1,000      18,430       0.0%
#   Green Plains, Inc.                                             3,514      91,364       0.0%
    Gulf Island Fabrication, Inc.                                  1,100      11,000       0.0%
#*  Gulfmark Offshore, Inc. Class A                                2,675       3,076       0.0%
#*  Gulfport Energy Corp.                                         14,899     359,215       0.0%
    Halliburton Co.                                              107,357   4,938,422       0.2%
*   Helix Energy Solutions Group, Inc.                            10,766      93,880       0.0%
#   Helmerich & Payne, Inc.                                       13,429     847,504       0.0%
#   Hess Corp.                                                    35,722   1,713,584       0.1%
#   HollyFrontier Corp.                                           22,236     554,788       0.0%
#*  Hornbeck Offshore Services, Inc.                               3,129      12,422       0.0%
*   ION Geophysical Corp.                                            836       4,932       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
    Kinder Morgan, Inc.                                          236,372 $ 4,829,080       0.2%
#*  Kosmos Energy, Ltd.                                           11,757      61,254       0.0%
#   Marathon Oil Corp.                                            98,573   1,299,192       0.1%
    Marathon Petroleum Corp.                                      64,828   2,825,853       0.1%
#*  Matador Resources Co.                                          8,015     174,807       0.0%
*   Matrix Service Co.                                             3,244      57,419       0.0%
#*  McDermott International, Inc.                                 24,310     124,953       0.0%
*   Mitcham Industries, Inc.                                       1,264       3,741       0.0%
#   Murphy Oil Corp.                                              19,314     499,653       0.0%
#   Nabors Industries, Ltd.                                       35,307     420,153       0.0%
#   National Oilwell Varco, Inc.                                  45,185   1,450,438       0.1%
*   Natural Gas Services Group, Inc.                               1,600      34,720       0.0%
*   Newfield Exploration Co.                                      23,991     973,795       0.0%
*   Newpark Resources, Inc.                                        9,500      59,850       0.0%
#   Noble Corp. P.L.C.                                            26,000     128,440       0.0%
    Noble Energy, Inc.                                            52,205   1,799,506       0.1%
    Nordic American Offshore, Ltd.                                    19          63       0.0%
#   Nordic American Tankers, Ltd.                                  2,265      18,505       0.0%
*   Oasis Petroleum, Inc.                                         17,381     182,327       0.0%
    Occidental Petroleum Corp.                                    95,736   6,980,112       0.3%
#   Oceaneering International, Inc.                               11,442     272,320       0.0%
*   Oil States International, Inc.                                 5,700     166,725       0.0%
#   ONEOK, Inc.                                                   25,601   1,239,856       0.1%
    Overseas Shipholding Group, Inc. Class A                         494       4,327       0.0%
    Panhandle Oil and Gas, Inc. Class A                            2,000      36,000       0.0%
*   Parker Drilling Co.                                            9,114      18,228       0.0%
*   Parsley Energy, Inc. Class A                                  19,080     627,732       0.0%
#   Patterson-UTI Energy, Inc.                                    18,302     411,429       0.0%
#   PBF Energy, Inc. Class A                                      10,971     239,168       0.0%
#*  PDC Energy, Inc.                                               6,646     407,599       0.0%
*   PHI, Inc.                                                      1,795      27,966       0.0%
    Phillips 66                                                   62,724   5,090,053       0.2%
*   Pioneer Energy Services Corp.                                  8,743      31,038       0.0%
    Pioneer Natural Resources Co.                                 21,279   3,809,367       0.2%
    QEP Resources, Inc.                                           28,497     457,947       0.0%
    Range Resources Corp.                                         25,148     849,751       0.0%
#*  Renewable Energy Group, Inc.                                   5,800      50,750       0.0%
*   Rice Energy, Inc.                                             18,898     417,457       0.0%
*   RigNet, Inc.                                                   1,066      15,990       0.0%
#   Rowan Cos. P.L.C. Class A                                     13,381     177,566       0.0%
#*  RPC, Inc.                                                      9,225     159,316       0.0%
*   RSP Permian, Inc.                                              8,121     293,168       0.0%
    Schlumberger, Ltd.                                           173,581  13,579,242       0.5%
#   Scorpio Tankers, Inc.                                         18,204      69,721       0.0%
*   SEACOR Holdings, Inc.                                          2,200     108,482       0.0%
    SemGroup Corp. Class A                                         5,282     170,345       0.0%
#   Ship Finance International, Ltd.                               6,400      80,960       0.0%
    SM Energy Co.                                                 10,300     346,389       0.0%
#*  Southwestern Energy Co.                                       59,283     615,950       0.0%
    Spectra Energy Corp.                                          87,083   3,640,940       0.2%
#   Superior Energy Services, Inc.                                16,418     232,479       0.0%
#*  Synergy Resources Corp.                                        9,010      61,628       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Energy -- (Continued)
#   Targa Resources Corp.                                         18,797 $    825,188       0.0%
#   Teekay Corp.                                                   4,349       28,399       0.0%
#   Teekay Tankers, Ltd. Class A                                   2,298        4,895       0.0%
#   Tesco Corp.                                                    2,270       15,550       0.0%
    Tesoro Corp.                                                  14,426    1,225,777       0.1%
*   TETRA Technologies, Inc.                                       8,150       44,418       0.0%
*   Transocean, Ltd.                                              41,056      394,548       0.0%
#*  Unit Corp.                                                     4,580       78,455       0.0%
    US Silica Holdings, Inc.                                       5,584      257,925       0.0%
*   Vaalco Energy, Inc.                                            5,480        4,329       0.0%
    Valero Energy Corp.                                           56,572    3,351,325       0.1%
#*  W&T Offshore, Inc.                                             3,644        5,284       0.0%
#*  Weatherford International P.L.C.                              86,694      417,865       0.0%
#   Western Refining, Inc.                                         9,794      282,557       0.0%
#*  Whiting Petroleum Corp.                                       25,794      212,543       0.0%
    Williams Cos., Inc. (The)                                     86,521    2,526,413       0.1%
    World Fuel Services Corp.                                      8,145      327,836       0.0%
#*  WPX Energy, Inc.                                              42,729      464,037       0.0%
                                                                         ------------       ---
Total Energy                                                              181,900,478       6.9%
                                                                         ------------       ---
Financials -- (13.0%)
    1st Source Corp.                                               2,189       75,652       0.0%
*   Affiliated Managers Group, Inc.                                6,665      884,179       0.1%
    Aflac, Inc.                                                   51,764    3,564,987       0.2%
*   Alleghany Corp.                                                1,869      964,796       0.1%
    Allied World Assurance Co. Holdings AG                        11,100      477,078       0.0%
    Allstate Corp. (The)                                          46,357    3,147,640       0.1%
    Ally Financial, Inc.                                          49,552      895,405       0.1%
#*  Ambac Financial Group, Inc.                                    5,480      101,106       0.0%
    American Equity Investment Life Holding Co.                    9,548      171,196       0.0%
    American Express Co.                                          99,588    6,614,635       0.3%
    American Financial Group, Inc.                                 8,569      638,390       0.0%
    American International Group, Inc.                           140,259    8,653,980       0.3%
    American National Insurance Co.                                1,054      123,487       0.0%
*   American River Bankshares                                        882       10,787       0.0%
    Ameriprise Financial, Inc.                                    21,340    1,886,243       0.1%
    Ameris Bancorp                                                 3,851      139,791       0.0%
    AMERISAFE, Inc.                                                2,573      143,059       0.0%
    AmeriServ Financial, Inc.                                        100          325       0.0%
#   AmTrust Financial Services, Inc.                              10,510      277,359       0.0%
    Aon P.L.C.                                                    33,234    3,683,324       0.2%
*   Arch Capital Group, Ltd.                                      14,556    1,134,931       0.1%
    Argo Group International Holdings, Ltd.                        4,764      264,878       0.0%
#   Arrow Financial Corp.                                            971       30,684       0.0%
    Arthur J Gallagher & Co.                                      21,171    1,021,077       0.1%
#   Artisan Partners Asset Management, Inc. Class A                6,007      156,182       0.0%
    Aspen Insurance Holdings, Ltd.                                 7,426      358,304       0.0%
    Associated Banc-Corp                                          18,644      378,473       0.0%
    Associated Capital Group, Inc. Class A                           467       15,855       0.0%
    Assurant, Inc.                                                 8,097      651,970       0.0%
    Assured Guaranty, Ltd.                                        18,300      546,987       0.0%
*   Asta Funding, Inc.                                               400        3,920       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Astoria Financial Corp.                                          9,842 $   143,988       0.0%
*   Atlantic Coast Financial Corp.                                     137         880       0.0%
*   Atlanticus Holdings Corp.                                        1,196       4,126       0.0%
    Axis Capital Holdings, Ltd.                                     12,640     720,101       0.0%
    Baldwin & Lyons, Inc. Class B                                      562      13,825       0.0%
#   Banc of California, Inc.                                         5,496      73,097       0.0%
    BancFirst Corp.                                                    700      50,190       0.0%
*   Bancorp, Inc. (The)                                              4,099      25,537       0.0%
    BancorpSouth, Inc.                                              10,334     242,849       0.0%
    Bank Mutual Corp.                                                6,120      47,736       0.0%
    Bank of America Corp.                                        1,287,004  21,235,566       0.8%
#   Bank of Hawaii Corp.                                             5,700     428,355       0.0%
    Bank of New York Mellon Corp. (The)                            133,966   5,796,709       0.2%
#   Bank of the Ozarks, Inc.                                         9,976     368,713       0.0%
    BankUnited, Inc.                                                13,594     396,129       0.0%
    Banner Corp.                                                     1,961      88,520       0.0%
#   BB&T Corp.                                                     101,560   3,981,152       0.2%
    Beneficial Bancorp, Inc.                                         8,200     118,900       0.0%
*   Berkshire Hathaway, Inc. Class B                               237,325  34,245,997       1.3%
    Berkshire Hills Bancorp, Inc.                                    3,350      98,992       0.0%
    BGC Partners, Inc. Class A                                      29,733     255,406       0.0%
    BlackRock, Inc.                                                 15,531   5,299,798       0.2%
    BNC Bancorp                                                      3,462      86,204       0.0%
#*  BofI Holding, Inc.                                               7,924     147,624       0.0%
#   BOK Financial Corp.                                              2,703     191,967       0.0%
    Boston Private Financial Holdings, Inc.                          8,785     115,523       0.0%
    Bridge Bancorp, Inc.                                               439      12,094       0.0%
    Brookline Bancorp, Inc.                                          9,168     117,350       0.0%
    Brown & Brown, Inc.                                             15,100     556,586       0.0%
    Bryn Mawr Bank Corp.                                             1,149      36,079       0.0%
#   Calamos Asset Management, Inc. Class A                           1,676      10,827       0.0%
    Camden National Corp.                                              900      29,718       0.0%
#   Capital Bank Financial Corp. Class A                             3,611     118,260       0.0%
    Capital City Bank Group, Inc.                                    1,069      16,078       0.0%
    Capital One Financial Corp.                                     64,534   4,778,097       0.2%
    Capitol Federal Financial, Inc.                                 16,210     237,801       0.0%
    Cardinal Financial Corp.                                         5,005     131,531       0.0%
*   Cascade Bancorp                                                  4,228      25,833       0.0%
    Cathay General Bancorp                                          10,064     301,417       0.0%
    CBOE Holdings, Inc.                                             10,290     650,431       0.0%
    CenterState Banks, Inc.                                          3,755      70,143       0.0%
    Central Pacific Financial Corp.                                  3,331      85,374       0.0%
    Charles Schwab Corp. (The)                                     148,115   4,695,245       0.2%
    Chemical Financial Corp.                                         7,963     342,011       0.0%
    Chubb, Ltd.                                                     58,345   7,409,815       0.3%
#   Cincinnati Financial Corp.                                      19,015   1,345,882       0.1%
    CIT Group, Inc.                                                 23,481     853,065       0.0%
    Citigroup, Inc.                                                366,966  18,036,379       0.7%
#   Citizens Community Bancorp, Inc.                                   600       6,510       0.0%
    Citizens Financial Group, Inc.                                  63,145   1,663,239       0.1%
#*  Citizens, Inc.                                                   4,015      31,237       0.0%
#   City Holding Co.                                                 1,857      97,065       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Clifton Bancorp, Inc.                                         4,845 $   74,080       0.0%
    CME Group, Inc.                                              42,665  4,270,766       0.2%
    CNA Financial Corp.                                           4,268    156,081       0.0%
    CNB Financial Corp.                                             280      5,474       0.0%
    CNO Financial Group, Inc.                                    21,200    319,696       0.0%
    CoBiz Financial, Inc.                                         3,100     39,432       0.0%
    Cohen & Steers, Inc.                                          3,355    124,739       0.0%
#   Columbia Banking System, Inc.                                 6,688    220,838       0.0%
    Comerica, Inc.                                               21,255  1,107,173       0.1%
#   Commerce Bancshares, Inc.                                    10,927    544,383       0.0%
#   Community Bank System, Inc.                                   5,081    239,366       0.0%
    Community Trust Bancorp, Inc.                                 1,749     63,926       0.0%
    ConnectOne Bancorp, Inc.                                      3,250     59,638       0.0%
*   Consumer Portfolio Services, Inc.                             1,025      4,592       0.0%
#*  Cowen Group, Inc. Class A                                     4,050     13,163       0.0%
    Crawford & Co. Class A                                        3,717     33,416       0.0%
#   Crawford & Co. Class B                                        1,800     20,250       0.0%
#*  Credit Acceptance Corp.                                         897    165,138       0.0%
#   Cullen/Frost Bankers, Inc.                                    6,821    518,328       0.0%
*   Customers Bancorp, Inc.                                       1,560     42,229       0.0%
#   CVB Financial Corp.                                          11,960    200,689       0.0%
    Diamond Hill Investment Group, Inc.                             293     53,329       0.0%
    Dime Community Bancshares, Inc.                               5,980     96,876       0.0%
    Discover Financial Services                                  52,149  2,937,553       0.1%
    Donegal Group, Inc. Class A                                   1,374     20,679       0.0%
#*  Donnelley Financial Solutions, Inc.                           3,156     67,696       0.0%
*   E*TRADE Financial Corp.                                      35,391    996,611       0.1%
*   Eagle Bancorp, Inc.                                           3,968    195,027       0.0%
    East West Bancorp, Inc.                                      17,146    677,438       0.0%
#   Eaton Vance Corp.                                            14,485    507,844       0.0%
*   eHealth, Inc.                                                 2,800     21,924       0.0%
    EMC Insurance Group, Inc.                                     1,299     31,631       0.0%
    Employers Holdings, Inc.                                      3,900    122,265       0.0%
#*  Encore Capital Group, Inc.                                    2,794     55,461       0.0%
    Endurance Specialty Holdings, Ltd.                            8,196    753,622       0.0%
#*  Enova International, Inc.                                     2,690     25,286       0.0%
*   Enstar Group, Ltd.                                            1,077    181,582       0.0%
    Enterprise Financial Services Corp.                           1,766     58,455       0.0%
#   Erie Indemnity Co. Class A                                    3,217    329,389       0.0%
    ESSA Bancorp, Inc.                                              707      9,530       0.0%
    EverBank Financial Corp.                                      8,017    154,808       0.0%
    Evercore Partners, Inc. Class A                               5,080    273,050       0.0%
    Everest Re Group, Ltd.                                        6,100  1,241,472       0.1%
*   Ezcorp, Inc. Class A                                          4,723     46,049       0.0%
#   FactSet Research Systems, Inc.                                5,014    775,766       0.0%
    FBL Financial Group, Inc. Class A                             2,100    132,930       0.0%
*   FCB Financial Holdings, Inc. Class A                          3,094    115,406       0.0%
    Federal Agricultural Mortgage Corp. Class C                   1,380     56,345       0.0%
    Federated Investors, Inc. Class B                            12,401    334,827       0.0%
    Federated National Holding Co.                                1,029     18,429       0.0%
    Fidelity Southern Corp.                                       1,153     21,019       0.0%
    Fifth Third Bancorp                                          92,901  2,021,526       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
#   Financial Engines, Inc.                                       5,316 $  146,987       0.0%
    Financial Institutions, Inc.                                  1,243     33,375       0.0%
*   First Acceptance Corp.                                          181        156       0.0%
    First American Financial Corp.                               13,379    522,584       0.0%
*   First BanCorp(318672706)                                      8,881     45,560       0.0%
#   First Bancorp(318910106)                                      1,500     29,655       0.0%
    First Busey Corp.                                             2,609     60,294       0.0%
    First Citizens BancShares, Inc. Class A                         822    239,202       0.0%
    First Commonwealth Financial Corp.                            9,645     97,993       0.0%
    First Community Bancshares, Inc.                              1,700     38,505       0.0%
    First Defiance Financial Corp.                                1,538     60,720       0.0%
    First Financial Bancorp                                       7,926    170,409       0.0%
#   First Financial Bankshares, Inc.                              7,170    259,554       0.0%
    First Financial Corp.                                         1,100     44,110       0.0%
#   First Horizon National Corp.                                 30,142    464,488       0.0%
    First Interstate BancSystem, Inc. Class A                     3,099     98,858       0.0%
    First Merchants Corp.                                         3,650    102,747       0.0%
    First Midwest Bancorp, Inc.                                  10,332    199,511       0.0%
*   First NBC Bank Holding Co.                                    1,667      9,002       0.0%
    First Republic Bank                                          17,178  1,278,559       0.1%
    First South Bancorp, Inc.                                     1,685     16,345       0.0%
    FirstCash, Inc.                                               5,838    275,554       0.0%
*   Flagstar Bancorp, Inc.                                        1,679     46,055       0.0%
    Flushing Financial Corp.                                      2,863     61,325       0.0%
#   FNB Corp.                                                    27,126    354,537       0.0%
    FNF Group                                                    25,329    909,564       0.1%
*   FNFV Group                                                    8,442    101,726       0.0%
    Franklin Resources, Inc.                                     46,420  1,562,497       0.1%
    Fulton Financial Corp.                                       20,459    304,839       0.0%
    GAMCO Investors, Inc. Class A                                   467     13,267       0.0%
#*  Genworth Financial, Inc. Class A                             57,056    236,212       0.0%
#   German American Bancorp, Inc.                                 1,398     54,424       0.0%
#   Glacier Bancorp, Inc.                                         8,340    235,688       0.0%
*   Global Indemnity P.L.C.                                       1,204     36,168       0.0%
    Goldman Sachs Group, Inc. (The)                              46,282  8,249,304       0.3%
    Great Southern Bancorp, Inc.                                  1,100     45,485       0.0%
*   Green Dot Corp. Class A                                       6,227    138,239       0.0%
#   Greenhill & Co., Inc.                                         2,931     68,732       0.0%
#*  Greenlight Capital Re, Ltd. Class A                           2,682     53,372       0.0%
    Guaranty Bancorp                                                319      6,061       0.0%
*   Hallmark Financial Services, Inc.                             1,034     10,712       0.0%
    Hancock Holding Co.                                           8,126    272,627       0.0%
    Hanmi Financial Corp.                                         4,412    110,300       0.0%
    Hanover Insurance Group, Inc. (The)                           5,156    392,836       0.0%
    Hartford Financial Services Group, Inc. (The)                49,236  2,171,800       0.1%
#   HCI Group, Inc.                                               1,104     29,929       0.0%
    Heartland Financial USA, Inc.                                 2,144     80,293       0.0%
    Heritage Commerce Corp.                                       2,541     27,570       0.0%
    Heritage Financial Corp.                                      2,274     41,842       0.0%
*   Hilltop Holdings, Inc.                                       10,020    247,494       0.0%
#   Home BancShares, Inc.                                        14,950    321,574       0.0%
*   HomeStreet, Inc.                                                784     21,599       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
*   HomeTrust Bancshares, Inc.                                     1,062 $    19,753       0.0%
    Hope Bancorp, Inc.                                            13,757     222,038       0.0%
    HopFed Bancorp, Inc.                                             208       2,367       0.0%
    Horace Mann Educators Corp.                                    3,472     124,818       0.0%
    Huntington Bancshares, Inc.                                  124,946   1,324,428       0.1%
    Iberiabank Corp.                                               4,544     298,314       0.0%
    Independence Holding Co.                                       2,640      46,332       0.0%
    Independent Bank Corp.                                         2,607     143,776       0.0%
    Independent Bank Group, Inc.                                   1,100      53,130       0.0%
    Infinity Property & Casualty Corp.                               800      65,560       0.0%
#   Interactive Brokers Group, Inc. Class A                        7,303     242,387       0.0%
    Intercontinental Exchange, Inc.                               14,689   3,971,759       0.2%
    International Bancshares Corp.                                 6,326     195,157       0.0%
*   INTL. FCStone, Inc.                                            1,015      36,439       0.0%
    Invesco, Ltd.                                                 48,960   1,375,286       0.1%
    Investment Technology Group, Inc.                              3,824      58,545       0.0%
    Investors Bancorp, Inc.                                       40,700     498,982       0.0%
    Janus Capital Group, Inc.                                     17,800     228,196       0.0%
    JPMorgan Chase & Co.                                         461,903  31,991,402       1.2%
*   KCG Holdings, Inc. Class A                                     4,011      51,180       0.0%
    Kearny Financial Corp.                                         8,597     119,928       0.0%
    Kemper Corp.                                                   4,800     180,240       0.0%
    KeyCorp                                                      126,269   1,782,918       0.1%
    Lakeland Bancorp, Inc.                                         3,852      54,506       0.0%
    Lakeland Financial Corp.                                       2,550      93,942       0.0%
    LegacyTexas Financial Group, Inc.                              5,327     182,237       0.0%
    Legg Mason, Inc.                                              13,474     386,973       0.0%
#*  LendingTree, Inc.                                                721      57,572       0.0%
    Leucadia National Corp.                                       39,924     745,381       0.0%
    Lincoln National Corp.                                        28,868   1,417,130       0.1%
    Loews Corp.                                                   35,005   1,506,265       0.1%
#   LPL Financial Holdings, Inc.                                   9,983     309,074       0.0%
    M&T Bank Corp.                                                18,016   2,211,104       0.1%
    Macatawa Bank Corp.                                              886       7,203       0.0%
    Maiden Holdings, Ltd.                                          8,450     115,342       0.0%
    MainSource Financial Group, Inc.                               1,600      39,936       0.0%
*   Markel Corp.                                                   1,731   1,518,831       0.1%
    MarketAxess Holdings, Inc.                                     4,755     716,864       0.0%
    Marlin Business Services Corp.                                 1,200      21,000       0.0%
    Marsh & McLennan Cos., Inc.                                   64,189   4,068,941       0.2%
    MB Financial, Inc.                                             7,788     283,405       0.0%
*   MBIA, Inc.                                                    14,600     112,420       0.0%
    Mercantile Bank Corp.                                            285       7,843       0.0%
    Merchants Bancshares, Inc.                                       694      29,842       0.0%
#   Mercury General Corp.                                          3,136     170,818       0.0%
    Meridian Bancorp, Inc.                                         4,269      68,091       0.0%
    Meta Financial Group, Inc.                                       500      36,625       0.0%
    MetLife, Inc.                                                113,300   5,320,568       0.2%
*   MGIC Investment Corp.                                         15,500     126,480       0.0%
#   MidSouth Bancorp, Inc.                                           900       9,225       0.0%
#   Moelis & Co. Class A                                           2,445      62,103       0.0%
    Moody's Corp.                                                 21,979   2,209,329       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Morgan Stanley                                               176,126 $5,912,550       0.2%
    Morningstar, Inc.                                              2,287    161,531       0.0%
    MSCI, Inc.                                                    11,194    897,647       0.1%
    Nasdaq, Inc.                                                  13,831    884,769       0.1%
    National Bank Holdings Corp. Class A                           2,416     58,805       0.0%
    National General Holdings Corp.                                5,185    106,552       0.0%
    National Interstate Corp.                                        588     19,051       0.0%
    Navient Corp.                                                 47,447    606,373       0.0%
    Navigators Group, Inc. (The)                                   1,805    168,226       0.0%
    NBT Bancorp, Inc.                                              3,984    134,301       0.0%
    Nelnet, Inc. Class A                                           3,140    123,025       0.0%
#   New York Community Bancorp, Inc.                              57,972    832,478       0.0%
*   NewStar Financial, Inc.                                        3,834     37,305       0.0%
    Northern Trust Corp.                                          26,317  1,905,877       0.1%
    Northfield Bancorp, Inc.                                       5,064     83,303       0.0%
    Northrim BanCorp, Inc.                                           600     14,730       0.0%
#   NorthStar Asset Management Group, Inc.                        21,618    296,167       0.0%
    Northwest Bancshares, Inc.                                    10,509    165,412       0.0%
#   OceanFirst Financial Corp.                                     1,629     33,688       0.0%
#*  Ocwen Financial Corp.                                         12,045     51,432       0.0%
    OFG Bancorp                                                    3,500     37,275       0.0%
    Old National Bancorp.                                         11,541    169,653       0.0%
    Old Republic International Corp.                              29,682    500,439       0.0%
    OM Asset Management P.L.C.                                     1,280     18,010       0.0%
    OneBeacon Insurance Group, Ltd. Class A                        3,161     43,432       0.0%
#*  OneMain Holdings, Inc.                                         7,140    202,348       0.0%
    Oppenheimer Holdings, Inc. Class A                               765     10,710       0.0%
    Opus Bank                                                      2,493     49,985       0.0%
    Oritani Financial Corp.                                        6,231     97,515       0.0%
    Pacific Continental Corp.                                      1,300     22,295       0.0%
*   Pacific Mercantile Bancorp                                     1,425      7,980       0.0%
*   Pacific Premier Bancorp, Inc.                                  1,357     35,078       0.0%
    PacWest Bancorp                                               13,037    565,675       0.0%
#   Park National Corp.                                            1,100    106,623       0.0%
    Park Sterling Corp.                                            1,320     11,365       0.0%
*   Patriot National Bancorp, Inc.                                    20        260       0.0%
    Peapack Gladstone Financial Corp.                              1,562     33,036       0.0%
*   PennyMac Financial Services, Inc. Class A                        230      3,933       0.0%
#   People's United Financial, Inc.                               35,258    572,590       0.0%
    Peoples Bancorp, Inc.                                          1,197     29,650       0.0%
*   PHH Corp.                                                      5,033     73,079       0.0%
*   PICO Holdings, Inc.                                            1,800     21,780       0.0%
#   Pinnacle Financial Partners, Inc.                              5,063    261,251       0.0%
*   Piper Jaffray Cos.                                             1,704     96,361       0.0%
    PNC Financial Services Group, Inc. (The)                      62,226  5,948,806       0.2%
    Popular, Inc.                                                 11,367    412,622       0.0%
#*  PRA Group, Inc.                                                5,700    181,830       0.0%
    Preferred Bank                                                   453     17,178       0.0%
#   Primerica, Inc.                                                6,182    338,155       0.0%
    Principal Financial Group, Inc.                               34,340  1,874,964       0.1%
    PrivateBancorp, Inc.                                           9,671    437,516       0.0%
    ProAssurance Corp.                                             6,800    362,440       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Progressive Corp. (The)                                       72,299 $2,278,141       0.1%
    Prosperity Bancshares, Inc.                                    7,608    422,016       0.0%
    Provident Financial Services, Inc.                             5,262    119,395       0.0%
    Prudential Financial, Inc.                                    55,175  4,678,288       0.2%
    Pzena Investment Management, Inc. Class A                        566      4,120       0.0%
    Radian Group, Inc.                                             9,498    129,078       0.0%
    Raymond James Financial, Inc.                                 14,829    891,519       0.1%
*   Regional Management Corp.                                        133      2,962       0.0%
    Regions Financial Corp.                                      152,281  1,630,930       0.1%
    Reinsurance Group of America, Inc.                             7,890    851,015       0.0%
    RenaissanceRe Holdings, Ltd.                                   5,405    671,787       0.0%
    Renasant Corp.                                                 3,917    132,160       0.0%
    Republic Bancorp, Inc. Class A                                   805     25,470       0.0%
#*  Republic First Bancorp, Inc.                                     500      1,975       0.0%
    Riverview Bancorp, Inc.                                        1,205      6,302       0.0%
    RLI Corp.                                                      4,500    250,830       0.0%
    S&P Global, Inc.                                              32,864  4,004,478       0.2%
    S&T Bancorp, Inc.                                              2,523     79,197       0.0%
*   Safeguard Scientifics, Inc.                                    1,767     20,851       0.0%
    Safety Insurance Group, Inc.                                   1,800    121,860       0.0%
    Sandy Spring Bancorp, Inc.                                     1,969     62,417       0.0%
#*  Santander Consumer USA Holdings, Inc.                         11,747    143,313       0.0%
*   Seacoast Banking Corp. of Florida                              1,185     20,631       0.0%
    SEI Investments Co.                                           17,903    793,640       0.0%
#   Selective Insurance Group, Inc.                                5,977    220,850       0.0%
#   ServisFirst Bancshares, Inc.                                   2,409    130,423       0.0%
    SI Financial Group, Inc.                                       1,347     17,578       0.0%
    Sierra Bancorp                                                   240      4,286       0.0%
*   Signature Bank                                                 6,348    765,315       0.0%
    Simmons First National Corp. Class A                           2,871    141,684       0.0%
*   SLM Corp.                                                     53,247    375,391       0.0%
    South State Corp.                                              2,610    191,443       0.0%
#   Southside Bancshares, Inc.                                     3,214    104,841       0.0%
    Southwest Bancorp, Inc.                                        1,600     29,840       0.0%
    State Auto Financial Corp.                                     1,800     41,220       0.0%
    State Bank Financial Corp.                                       555     12,238       0.0%
    State Street Corp.                                            49,806  3,496,879       0.2%
    Sterling Bancorp                                              12,280    221,040       0.0%
    Stewart Information Services Corp.                             1,894     85,135       0.0%
#*  Stifel Financial Corp.                                         7,249    283,726       0.0%
    Stock Yards Bancorp, Inc.                                      2,599     88,626       0.0%
    Suffolk Bancorp                                                1,838     66,168       0.0%
    Sun Bancorp, Inc.                                                427      9,821       0.0%
    SunTrust Banks, Inc.                                          62,750  2,838,182       0.1%
#*  SVB Financial Group                                            6,092    744,869       0.0%
    Synchrony Financial                                          102,101  2,919,068       0.1%
#   Synovus Financial Corp.                                       16,107    532,658       0.0%
    T Rowe Price Group, Inc.                                      30,164  1,930,798       0.1%
    TCF Financial Corp.                                           18,696    267,353       0.0%
    TD Ameritrade Holding Corp.                                   32,812  1,122,499       0.1%
    Territorial Bancorp, Inc.                                        840     23,957       0.0%
*   Texas Capital Bancshares, Inc.                                 4,803    284,818       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Financials -- (Continued)
    TFS Financial Corp.                                            9,945 $    177,220       0.0%
#   Tompkins Financial Corp.                                       1,015       80,469       0.0%
    Torchmark Corp.                                               14,850      941,638       0.1%
    Towne Bank                                                     2,502       62,050       0.0%
    Travelers Cos., Inc. (The)                                    36,137    3,909,301       0.2%
    Trico Bancshares                                               1,628       42,849       0.0%
    TrustCo Bank Corp. NY                                          7,300       51,100       0.0%
#   Trustmark Corp.                                                7,311      202,368       0.0%
    U.S. Bancorp.                                                215,402    9,641,394       0.4%
#   UMB Financial Corp.                                            4,421      274,323       0.0%
    Umpqua Holdings Corp.                                         24,579      375,567       0.0%
    Union Bankshares Corp.                                         4,955      138,393       0.0%
#   United Bankshares, Inc.                                        7,583      285,879       0.0%
    United Community Banks, Inc.                                   6,817      147,043       0.0%
    United Community Financial Corp.                                 596        4,381       0.0%
    United Financial Bancorp, Inc.                                 5,504       80,964       0.0%
    United Fire Group, Inc.                                        2,765      109,273       0.0%
*   United Security Bancshares                                     1,839       11,403       0.0%
    Universal Insurance Holdings, Inc.                             3,536       75,317       0.0%
    Univest Corp. of Pennsylvania                                  2,249       53,414       0.0%
    Unum Group                                                    29,554    1,046,212       0.1%
    Validus Holdings, Ltd.                                         9,771      499,298       0.0%
#   Valley National Bancorp                                       24,493      241,501       0.0%
    Value Line, Inc.                                                 300        5,373       0.0%
#   Virtus Investment Partners, Inc.                                 750       80,475       0.0%
    Voya Financial, Inc.                                          24,481      747,895       0.0%
#   Waddell & Reed Financial, Inc. Class A                         9,308      146,322       0.0%
*   Walker & Dunlop, Inc.                                          2,388       57,479       0.0%
    Washington Federal, Inc.                                      11,396      310,541       0.0%
    Washington Trust Bancorp, Inc.                                 1,700       78,030       0.0%
    Waterstone Financial, Inc.                                     1,767       29,951       0.0%
#   Webster Financial Corp.                                       10,115      408,646       0.0%
    Wells Fargo & Co.                                            607,461   27,949,281       1.1%
    WesBanco, Inc.                                                 4,109      135,227       0.0%
    West Bancorporation, Inc.                                      2,033       39,237       0.0%
#   Westamerica Bancorporation                                     3,200      158,592       0.0%
*   Western Alliance Bancorp                                      11,266      420,898       0.0%
#   Western New England Bancorp, Inc.                              4,099       32,382       0.0%
    Westwood Holdings Group, Inc.                                    700       36,085       0.0%
    White Mountains Insurance Group, Ltd.                            700      580,804       0.0%
    Willis Towers Watson P.L.C.                                   16,390    2,063,501       0.1%
    Wintrust Financial Corp.                                       5,808      313,342       0.0%
#   WisdomTree Investments, Inc.                                  14,488      124,307       0.0%
#*  World Acceptance Corp.                                           100        4,752       0.0%
#   WR Berkley Corp.                                              12,332      704,157       0.0%
    WSFS Financial Corp.                                           4,531      158,812       0.0%
    XL Group, Ltd.                                                34,713    1,204,541       0.1%
    Yadkin Financial Corp.                                         4,264      118,283       0.0%
    Zions Bancorporation                                          25,393      817,909       0.0%
                                                                         ------------      ----
Total Financials                                                          373,240,393      14.2%
                                                                         ------------      ----

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (12.4%)
#   Abaxis, Inc.                                                   2,807 $   134,006       0.0%
    Abbott Laboratories                                          183,126   7,185,864       0.3%
    AbbVie, Inc.                                                 200,934  11,208,099       0.4%
#*  ABIOMED, Inc.                                                  5,089     534,294       0.0%
#*  Acadia Healthcare Co., Inc.                                    8,794     316,232       0.0%
#*  ACADIA Pharmaceuticals, Inc.                                   3,728      86,900       0.0%
#*  Accuray, Inc.                                                    125         612       0.0%
    Aceto Corp.                                                    4,554      83,475       0.0%
#*  Achillion Pharmaceuticals, Inc.                                1,800      11,304       0.0%
#*  Acorda Therapeutics, Inc.                                      4,300      76,110       0.0%
*   Addus HomeCare Corp.                                             340       8,602       0.0%
    Aetna, Inc.                                                   43,489   4,668,544       0.2%
    Agilent Technologies, Inc.                                    40,366   1,758,747       0.1%
#*  Air Methods Corp.                                              3,900     103,155       0.0%
#*  Akorn, Inc.                                                   10,057     240,865       0.0%
#*  Albany Molecular Research, Inc.                                3,400      53,006       0.0%
*   Alere, Inc.                                                    9,719     434,245       0.0%
*   Alexion Pharmaceuticals, Inc.                                 27,466   3,584,313       0.1%
#*  Align Technology, Inc.                                         8,711     748,449       0.0%
#*  Alkermes P.L.C.                                               18,800     947,708       0.0%
*   Allergan P.L.C.                                               49,768  10,398,526       0.4%
*   Alliance HealthCare Services, Inc.                             1,000       8,350       0.0%
*   Allscripts Healthcare Solutions, Inc.                         22,760     273,348       0.0%
*   Almost Family, Inc.                                              812      31,871       0.0%
#*  Alnylam Pharmaceuticals, Inc.                                  9,627     342,721       0.0%
#*  AMAG Pharmaceuticals, Inc.                                     2,000      51,400       0.0%
#*  Amedisys, Inc.                                                 3,037     131,381       0.0%
#   AmerisourceBergen Corp.                                       25,180   1,770,658       0.1%
    Amgen, Inc.                                                   92,185  13,012,835       0.5%
*   AMN Healthcare Services, Inc.                                  6,328     207,558       0.0%
#*  Amphastar Pharmaceuticals, Inc.                                2,755      49,976       0.0%
#*  Amsurg Corp.                                                   6,800     406,300       0.0%
    Analogic Corp.                                                 1,300     106,405       0.0%
*   AngioDynamics, Inc.                                            1,572      25,058       0.0%
#*  ANI Pharmaceuticals, Inc.                                        786      46,924       0.0%
*   Anika Therapeutics, Inc.                                       1,888      83,752       0.0%
    Anthem, Inc.                                                  32,927   4,012,484       0.2%
*   Aptevo Therapeutics, Inc.                                      2,299       5,081       0.0%
#*  Aralez Pharmaceuticals, Inc.                                   3,692      15,026       0.0%
#*  ArQule, Inc.                                                   2,900       3,886       0.0%
#*  athenahealth, Inc.                                             4,898     506,061       0.0%
#   Atrion Corp.                                                     200      87,830       0.0%
*   Aviragen Therapeutics, Inc.                                      488         615       0.0%
    Baxter International, Inc.                                    68,006   3,236,406       0.1%
    Becton Dickinson and Co.                                      26,298   4,415,697       0.2%
#*  Bio-Rad Laboratories, Inc. Class A                             2,623     414,644       0.0%
    Bio-Techne Corp.                                               4,871     506,535       0.0%
*   Biogen, Inc.                                                  27,132   7,601,844       0.3%
#*  BioMarin Pharmaceutical, Inc.                                 20,422   1,644,379       0.1%
*   BioScrip, Inc.                                                 6,872      18,486       0.0%
*   BioSpecifics Technologies Corp.                                  324      14,058       0.0%
*   BioTelemetry, Inc.                                             3,663      64,835       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
#*  Bluebird Bio, Inc.                                             4,000 $   191,000       0.0%
*   Boston Scientific Corp.                                      170,548   3,752,056       0.2%
    Bristol-Myers Squibb Co.                                     207,633  10,570,596       0.4%
#*  Brookdale Senior Living, Inc.                                 20,613     297,446       0.0%
    Bruker Corp.                                                  14,667     300,527       0.0%
*   Cambrex Corp.                                                  3,827     154,228       0.0%
    Cantel Medical Corp.                                           4,830     344,041       0.0%
#*  Capital Senior Living Corp.                                    3,849      61,469       0.0%
    Cardinal Health, Inc.                                         40,513   2,782,838       0.1%
*   Catalent, Inc.                                                14,305     326,297       0.0%
*   Catalyst Biosciences, Inc.                                       263         189       0.0%
*   Celgene Corp.                                                 95,793   9,788,129       0.4%
*   Centene Corp.                                                 20,944   1,308,581       0.1%
#*  Cerner Corp.                                                  36,489   2,137,526       0.1%
*   Charles River Laboratories International, Inc.                 6,100     462,868       0.0%
#   Chemed Corp.                                                   2,300     325,266       0.0%
    Cigna Corp.                                                   29,209   3,470,905       0.1%
*   Community Health Systems, Inc.                                13,689      72,278       0.0%
#   Computer Programs & Systems, Inc.                              1,145      29,884       0.0%
*   Concert Pharmaceuticals, Inc.                                  2,800      21,616       0.0%
    CONMED Corp.                                                   3,600     144,000       0.0%
#   Cooper Cos., Inc. (The)                                        5,856   1,030,890       0.1%
*   CorVel Corp.                                                   1,800      62,190       0.0%
    CR Bard, Inc.                                                  8,774   1,901,150       0.1%
*   Cross Country Healthcare, Inc.                                 5,300      59,201       0.0%
    CryoLife, Inc.                                                 3,061      52,037       0.0%
#*  Cumberland Pharmaceuticals, Inc.                               2,792      13,262       0.0%
*   Cutera, Inc.                                                   1,850      24,235       0.0%
*   Cynosure, Inc. Class A                                         3,165     134,987       0.0%
    Danaher Corp.                                                 76,699   6,024,706       0.2%
*   DaVita, Inc.                                                  20,640   1,209,917       0.1%
    DENTSPLY SIRONA, Inc.                                         28,253   1,626,525       0.1%
#*  Depomed, Inc.                                                  8,100     181,116       0.0%
#*  DexCom, Inc.                                                  10,286     804,777       0.0%
#*  Diplomat Pharmacy, Inc.                                        2,655      61,516       0.0%
*   Edwards Lifesciences Corp.                                    26,529   2,526,091       0.1%
    Eli Lilly & Co.                                              123,645   9,129,947       0.4%
#*  Emergent BioSolutions, Inc.                                    4,598     122,859       0.0%
*   Endo International P.L.C.                                     23,869     447,544       0.0%
#   Ensign Group, Inc. (The)                                       6,268     115,770       0.0%
#*  Envision Healthcare Holdings, Inc.                            21,334     421,987       0.0%
*   Enzo Biochem, Inc.                                             3,718      22,680       0.0%
*   Exactech, Inc.                                                 1,400      33,810       0.0%
*   Express Scripts Holding Co.                                   78,195   5,270,343       0.2%
#*  Five Prime Therapeutics, Inc.                                  3,725     180,774       0.0%
*   Five Star Quality Care, Inc.                                   4,366      12,225       0.0%
#*  Genesis Healthcare, Inc.                                       2,400       6,288       0.0%
    Gilead Sciences, Inc.                                        163,687  12,052,274       0.5%
#*  Globus Medical, Inc. Class A                                   8,757     193,792       0.0%
*   Haemonetics Corp.                                              5,600     187,096       0.0%
*   Halyard Health, Inc.                                           5,003     161,847       0.0%
*   Hanger, Inc.                                                   3,139      25,112       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Health Care -- (Continued)
#*         Harvard Bioscience, Inc.                                       4,139 $     9,934       0.0%
*          HCA Holdings, Inc.                                            38,901   2,977,094       0.1%
#*         HealthEquity, Inc.                                             4,670     155,184       0.0%
           HealthSouth Corp.                                             11,419     458,473       0.0%
*          HealthStream, Inc.                                             2,809      75,759       0.0%
*          Healthways, Inc.                                               4,800     119,040       0.0%
#*         Henry Schein, Inc.                                             9,946   1,483,943       0.1%
           Hill-Rom Holdings, Inc.                                        8,528     472,536       0.0%
*          HMS Holdings Corp.                                            10,350     218,074       0.0%
*          Hologic, Inc.                                                 31,651   1,139,753       0.1%
#*         Horizon Pharma P.L.C.                                         15,973     267,069       0.0%
           Humana, Inc.                                                  17,105   2,934,021       0.1%
*          ICU Medical, Inc.                                              1,850     257,705       0.0%
*          IDEXX Laboratories, Inc.                                      11,600   1,242,824       0.1%
*          Illumina, Inc.                                                17,272   2,351,410       0.1%
*          Impax Laboratories, Inc.                                       7,940     159,594       0.0%
*          INC Research Holdings, Inc. Class A                            6,162     281,603       0.0%
#*         Incyte Corp.                                                  20,359   1,770,622       0.1%
#*         Inogen, Inc.                                                   2,436     130,740       0.0%
#*         Insys Therapeutics, Inc.                                       2,202      23,804       0.0%
*          Integer Holdings Corp.                                         2,750      60,637       0.0%
#*         Integra LifeSciences Holdings Corp.                            4,100     325,991       0.0%
#*         Intercept Pharmaceuticals, Inc.                                2,190     270,991       0.0%
*          Intuitive Surgical, Inc.                                       4,716   3,169,529       0.1%
*          Jazz Pharmaceuticals P.L.C.                                    7,746     847,955       0.0%
           Johnson & Johnson                                            342,345  39,708,597       1.5%
           Kindred Healthcare, Inc.                                       6,692      65,916       0.0%
*          Laboratory Corp. of America Holdings                          12,184   1,527,143       0.1%
           Landauer, Inc.                                                   917      39,889       0.0%
#*         Lannett Co., Inc.                                              2,787      61,035       0.0%
           LeMaitre Vascular, Inc.                                        2,283      47,806       0.0%
*          LHC Group, Inc.                                                1,463      50,137       0.0%
*          LifePoint Health, Inc.                                         5,824     348,566       0.0%
#*         Ligand Pharmaceuticals, Inc.                                   1,893     181,217       0.0%
*          LivaNova P.L.C.                                                2,900     164,372       0.0%
*          Luminex Corp.                                                  3,762      78,362       0.0%
*          Magellan Health, Inc.                                          2,600     133,770       0.0%
*          Mallinckrodt P.L.C.                                           13,895     823,418       0.0%
*          Masimo Corp.                                                   5,982     329,010       0.0%
           McKesson Corp.                                                27,723   3,525,534       0.1%
(degrees)* Medcath Corp.                                                  1,565          --       0.0%
#*         Medicines Co. (The)                                            7,340     241,853       0.0%
#*         MediciNova, Inc.                                                 500       3,395       0.0%
#*         MEDNAX, Inc.                                                  11,228     687,715       0.0%
           Medtronic P.L.C.                                             174,527  14,314,705       0.6%
           Merck & Co., Inc.                                            344,743  20,243,309       0.8%
#          Meridian Bioscience, Inc.                                      4,363      71,771       0.0%
*          Merit Medical Systems, Inc.                                    4,472      98,160       0.0%
*          Mettler-Toledo International, Inc.                             3,400   1,373,872       0.1%
#*         Molina Healthcare, Inc.                                        4,711     256,326       0.0%
#*         Momenta Pharmaceuticals, Inc.                                  4,800      53,520       0.0%
*          Mylan NV                                                      50,501   1,843,286       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
#*  Myriad Genetics, Inc.                                          9,000 $   177,390       0.0%
    National HealthCare Corp.                                      1,000      64,700       0.0%
    National Research Corp. Class A                                  600       9,210       0.0%
    National Research Corp. Class B                                  100       3,716       0.0%
*   Natus Medical, Inc.                                            4,206     165,506       0.0%
*   Neogen Corp.                                                   3,711     195,533       0.0%
*   Neurocrine Biosciences, Inc.                                  10,157     444,572       0.0%
#*  NuVasive, Inc.                                                 6,017     359,395       0.0%
*   Nuvectra Corp.                                                   916       4,919       0.0%
*   Omnicell, Inc.                                                 4,051     132,164       0.0%
#*  OPKO Health, Inc.                                             37,042     348,936       0.0%
*   OraSure Technologies, Inc.                                     4,876      36,619       0.0%
*   Orthofix International NV                                      2,122      77,771       0.0%
    Owens & Minor, Inc.                                            6,767     219,589       0.0%
*   Pain Therapeutics, Inc.                                        2,000       1,125       0.0%
#*  PAREXEL International Corp.                                    6,325     368,494       0.0%
#   Patterson Cos., Inc.                                          10,936     467,077       0.0%
    PDL BioPharma, Inc.                                           14,616      47,064       0.0%
    PerkinElmer, Inc.                                             13,500     687,015       0.0%
#   Perrigo Co. P.L.C.                                            14,542   1,209,749       0.1%
    Pfizer, Inc.                                                 758,897  24,064,624       0.9%
*   PharMerica Corp.                                               2,600      61,880       0.0%
    Phibro Animal Health Corp. Class A                             1,175      30,491       0.0%
*   PRA Health Sciences, Inc.                                      1,870      99,521       0.0%
#*  Premier, Inc. Class A                                          4,900     156,016       0.0%
*   Prestige Brands Holdings, Inc.                                 6,011     272,178       0.0%
#*  Progenics Pharmaceuticals, Inc.                                3,300      16,599       0.0%
*   ProPhase Labs, Inc.                                              350         707       0.0%
*   Providence Service Corp. (The)                                 1,602      64,825       0.0%
    Quality Systems, Inc.                                          4,000      51,560       0.0%
    Quest Diagnostics, Inc.                                       16,526   1,345,877       0.1%
#*  Quidel Corp.                                                   2,861      55,217       0.0%
#*  Quintiles IMS Holdings, Inc.                                  11,578     830,606       0.0%
*   Quorum Health Corp.                                            3,422      13,825       0.0%
*   RadNet, Inc.                                                   1,992      13,844       0.0%
*   Regeneron Pharmaceuticals, Inc.                                9,300   3,208,686       0.1%
#*  Repligen Corp.                                                 3,600     102,852       0.0%
#   ResMed, Inc.                                                  17,341   1,036,472       0.1%
#*  Retrophin, Inc.                                                1,459      27,502       0.0%
*   Rigel Pharmaceuticals, Inc.                                    5,853      15,218       0.0%
*   RTI Surgical, Inc.                                             5,843      14,900       0.0%
*   SciClone Pharmaceuticals, Inc.                                 2,710      24,254       0.0%
*   SeaSpine Holdings Corp.                                          866       8,062       0.0%
#*  Seattle Genetics, Inc.                                        13,184     681,613       0.0%
#*  Select Medical Holdings Corp.                                  7,173      93,249       0.0%
#*  Spectrum Pharmaceuticals, Inc.                                 6,160      21,806       0.0%
    St Jude Medical, Inc.                                         34,416   2,678,941       0.1%
    STERIS P.L.C.                                                 10,766     719,384       0.0%
    Stryker Corp.                                                 41,685   4,808,365       0.2%
*   Sucampo Pharmaceuticals, Inc. Class A                          3,016      34,382       0.0%
#*  Supernus Pharmaceuticals, Inc.                                 3,645      72,171       0.0%
*   Surgical Care Affiliates, Inc.                                 3,214     137,527       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
*   Surmodics, Inc.                                                1,400 $     34,860       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                           2,023      205,355       0.0%
#*  Team Health Holdings, Inc.                                     7,980      341,943       0.0%
#   Teleflex, Inc.                                                 5,273      754,724       0.0%
#*  Tenet Healthcare Corp.                                        11,700      230,607       0.0%
#*  TESARO, Inc.                                                   4,472      540,575       0.0%
    Thermo Fisher Scientific, Inc.                                49,420    7,266,223       0.3%
#*  Triple-S Management Corp. Class B                              2,513       51,969       0.0%
#*  United Therapeutics Corp.                                      5,524      663,267       0.0%
    UnitedHealth Group, Inc.                                     118,981   16,815,585       0.7%
*   Universal American Corp.                                       3,113       23,379       0.0%
    Universal Health Services, Inc. Class B                       11,283    1,361,971       0.1%
    US Physical Therapy, Inc.                                        902       51,324       0.0%
    Utah Medical Products, Inc.                                      276       17,153       0.0%
#*  Varian Medical Systems, Inc.                                  11,557    1,048,567       0.1%
*   Vascular Solutions, Inc.                                       1,700       77,520       0.0%
*   VCA, Inc.                                                      9,932      610,421       0.0%
#*  Veeva Systems, Inc. Class A                                   12,010      466,588       0.0%
*   Vertex Pharmaceuticals, Inc.                                  29,233    2,217,615       0.1%
*   VWR Corp.                                                     11,250      309,487       0.0%
*   Waters Corp.                                                   9,800    1,363,572       0.1%
*   WellCare Health Plans, Inc.                                    5,500      624,305       0.0%
    West Pharmaceutical Services, Inc.                             8,889      675,831       0.0%
#*  Wright Medical Group NV                                       10,447      228,894       0.0%
*   Xencor, Inc.                                                   1,558       33,170       0.0%
    Zimmer Biomet Holdings, Inc.                                  24,251    2,556,055       0.1%
    Zoetis, Inc.                                                  57,382    2,742,860       0.1%
                                                                         ------------      ----
Total Health Care                                                         356,892,635      13.5%
                                                                         ------------      ----
Industrials -- (10.0%)
    3M Co.                                                        74,683   12,345,100       0.5%
    AAON, Inc.                                                     5,518      165,264       0.0%
    AAR Corp.                                                      3,583      115,265       0.0%
    ABM Industries, Inc.                                           5,415      211,618       0.0%
    Acacia Research Corp.                                          4,362       25,518       0.0%
*   ACCO Brands Corp.                                             14,620      162,282       0.0%
    Acme United Corp.                                                400        8,744       0.0%
    Actuant Corp. Class A                                          7,200      160,560       0.0%
#   Acuity Brands, Inc.                                            5,582    1,247,968       0.1%
#   Advanced Drainage Systems, Inc.                                4,700       89,770       0.0%
*   Advisory Board Co. (The)                                       4,814      191,597       0.0%
#*  AECOM                                                         18,022      501,913       0.0%
*   Aegion Corp.                                                   6,240      115,502       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                              7,762      136,611       0.0%
#*  Aerovironment, Inc.                                            2,727       65,421       0.0%
    AGCO Corp.                                                     8,213      419,520       0.0%
#   Air Lease Corp.                                               11,893      359,882       0.0%
*   Air Transport Services Group, Inc.                             5,209       68,915       0.0%
    Alamo Group, Inc.                                                789       51,222       0.0%
    Alaska Air Group, Inc.                                        15,664    1,131,254       0.1%
    Albany International Corp. Class A                             4,033      164,345       0.0%
    Allegiant Travel Co.                                           1,647      227,121       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Industrials -- (Continued)
    Allegion P.L.C.                                              12,131 $   774,443       0.0%
    Allison Transmission Holdings, Inc.                          19,770     579,063       0.0%
    Altra Industrial Motion Corp.                                 4,206     124,077       0.0%
    AMERCO                                                        1,054     339,799       0.0%
#*  Ameresco, Inc. Class A                                        1,700       8,160       0.0%
#   American Airlines Group, Inc.                                69,200   2,809,520       0.1%
#   American Railcar Industries, Inc.                             1,606      59,069       0.0%
*   American Woodmark Corp.                                       1,645     122,881       0.0%
    AMETEK, Inc.                                                 28,023   1,235,814       0.1%
    AO Smith Corp.                                               19,664     888,223       0.1%
#   Apogee Enterprises, Inc.                                      3,751     152,853       0.0%
    Applied Industrial Technologies, Inc.                         4,082     207,366       0.0%
*   ARC Document Solutions, Inc.                                  3,000      10,290       0.0%
    ArcBest Corp.                                                 3,000      59,700       0.0%
    Arconic, Inc.                                                52,200   1,499,184       0.1%
    Argan, Inc.                                                   2,247     127,742       0.0%
*   Armstrong Flooring, Inc.                                      2,667      43,179       0.0%
#*  Armstrong World Industries, Inc.                              5,335     200,062       0.0%
    Astec Industries, Inc.                                        2,360     130,650       0.0%
*   Astronics Corp.                                               2,458      90,995       0.0%
#*  Astronics Corp. Class B                                       1,464      54,150       0.0%
*   Atlas Air Worldwide Holdings, Inc.                            2,609     109,187       0.0%
*   Avis Budget Group, Inc.                                      11,377     368,160       0.0%
    AZZ, Inc.                                                     3,800     202,350       0.0%
#   B/E Aerospace, Inc.                                          12,803     762,035       0.0%
*   Babcock & Wilcox Enterprises, Inc.                            5,834      91,827       0.0%
    Barnes Group, Inc.                                            5,672     225,972       0.0%
#   Barrett Business Services, Inc.                                 825      36,985       0.0%
*   Beacon Roofing Supply, Inc.                                   6,843     287,680       0.0%
#*  BMC Stock Holdings, Inc.                                      4,948      81,889       0.0%
    Boeing Co. (The)                                             75,185  10,708,600       0.4%
    Brady Corp. Class A                                           6,680     221,108       0.0%
#   Briggs & Stratton Corp.                                       4,639      86,378       0.0%
    Brink's Co. (The)                                             6,859     271,273       0.0%
#*  Builders FirstSource, Inc.                                   11,596     112,133       0.0%
    BWX Technologies, Inc.                                       12,816     502,644       0.0%
*   CAI International, Inc.                                       1,400      10,654       0.0%
    Carlisle Cos., Inc.                                           7,798     817,620       0.0%
*   Casella Waste Systems, Inc. Class A                           3,338      37,386       0.0%
#   Caterpillar, Inc.                                            73,004   6,092,914       0.2%
*   CBIZ, Inc.                                                    5,600      61,880       0.0%
    CDI Corp.                                                     1,100       6,765       0.0%
    CEB, Inc.                                                     4,388     213,476       0.0%
    CECO Environmental Corp.                                      1,246      12,335       0.0%
#   Celadon Group, Inc.                                           3,823      24,849       0.0%
#   CH Robinson Worldwide, Inc.                                  17,200   1,171,664       0.1%
*   Chart Industries, Inc.                                        3,701     102,666       0.0%
    Chicago Bridge & Iron Co. NV                                 12,665     405,533       0.0%
#   Cintas Corp.                                                 10,900   1,162,703       0.1%
    CIRCOR International, Inc.                                    1,580      84,972       0.0%
*   Civeo Corp.                                                  11,400      12,882       0.0%
#   CLARCOR, Inc.                                                 6,100     379,481       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
#*  Clean Harbors, Inc.                                            7,136 $  337,676       0.0%
#*  Colfax Corp.                                                  10,987    349,277       0.0%
    Columbus McKinnon Corp.                                        2,000     38,980       0.0%
    Comfort Systems USA, Inc.                                      4,929    142,202       0.0%
#*  Command Security Corp.                                         1,531      4,011       0.0%
*   Commercial Vehicle Group, Inc.                                 2,700     12,258       0.0%
*   Continental Building Products, Inc.                            5,343    109,264       0.0%
    Copa Holdings SA Class A                                       3,720    343,096       0.0%
#*  Copart, Inc.                                                  14,003    734,737       0.0%
#   Covanta Holding Corp.                                         14,735    221,025       0.0%
*   Covenant Transportation Group, Inc. Class A                      779     12,456       0.0%
*   CPI Aerostructures, Inc.                                         541      3,652       0.0%
*   CRA International, Inc.                                        1,100     34,254       0.0%
    Crane Co.                                                      5,850    397,858       0.0%
#*  CSW Industrials, Inc.                                            344     10,647       0.0%
    CSX Corp.                                                    119,553  3,647,562       0.2%
    Cubic Corp.                                                    1,966     83,948       0.0%
    Cummins, Inc.                                                 20,032  2,560,490       0.1%
    Curtiss-Wright Corp.                                           5,700    510,834       0.0%
    Deere & Co.                                                   35,100  3,099,330       0.1%
    Delta Air Lines, Inc.                                         94,639  3,953,071       0.2%
#   Deluxe Corp.                                                   5,900    361,080       0.0%
*   DigitalGlobe, Inc.                                             7,382    185,288       0.0%
#   Donaldson Co., Inc.                                           16,100    587,972       0.0%
    Douglas Dynamics, Inc.                                         3,141    100,826       0.0%
    Dover Corp.                                                   19,380  1,296,328       0.1%
*   Ducommun, Inc.                                                 1,100     20,944       0.0%
    Dun & Bradstreet Corp. (The)                                   4,600    574,310       0.0%
*   DXP Enterprises, Inc.                                            999     21,768       0.0%
#*  Dycom Industries, Inc.                                         3,988    306,797       0.0%
    Eastern Co. (The)                                                600     11,820       0.0%
    Eaton Corp. P.L.C.                                            57,036  3,637,186       0.2%
#*  Echo Global Logistics, Inc.                                    2,925     62,010       0.0%
    EMCOR Group, Inc.                                              8,359    505,385       0.0%
    Emerson Electric Co.                                          79,816  4,045,075       0.2%
    Encore Wire Corp.                                              3,200    109,280       0.0%
*   Energy Recovery, Inc.                                          2,000     24,420       0.0%
    EnerSys                                                        5,200    338,676       0.0%
*   Engility Holdings, Inc.                                        1,259     36,171       0.0%
    Ennis, Inc.                                                    2,716     39,789       0.0%
    EnPro Industries, Inc.                                         3,100    167,772       0.0%
    Equifax, Inc.                                                 14,083  1,745,870       0.1%
    ESCO Technologies, Inc.                                        2,716    120,998       0.0%
    Essendant, Inc.                                                4,517     69,336       0.0%
*   Esterline Technologies Corp.                                   3,200    235,040       0.0%
#   Expeditors International of Washington, Inc.                  22,436  1,154,781       0.1%
#   Exponent, Inc.                                                 3,054    174,841       0.0%
#   Fastenal Co.                                                  33,807  1,317,797       0.1%
    Federal Signal Corp.                                           6,721     82,534       0.0%
    FedEx Corp.                                                   31,841  5,550,523       0.2%
#   Flowserve Corp.                                               15,600    660,660       0.0%
    Fluor Corp.                                                   16,621    864,126       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Fortive Corp.                                                   38,349 $ 1,957,716       0.1%
    Fortune Brands Home & Security, Inc.                            19,072   1,041,903       0.1%
    Forward Air Corp.                                                4,083     168,710       0.0%
*   Franklin Covey Co.                                               1,500      27,450       0.0%
    Franklin Electric Co., Inc.                                      5,400     196,830       0.0%
    FreightCar America, Inc.                                         1,200      15,672       0.0%
*   FTI Consulting, Inc.                                             5,774     224,955       0.0%
*   Fuel Tech, Inc.                                                  1,700       2,185       0.0%
    G&K Services, Inc. Class A                                       2,500     236,750       0.0%
#   GATX Corp.                                                       4,700     205,719       0.0%
*   Gencor Industries, Inc.                                            600       7,260       0.0%
#*  Generac Holdings, Inc.                                           7,928     301,978       0.0%
#   General Cable Corp.                                              5,029      70,406       0.0%
    General Dynamics Corp.                                          32,035   4,828,956       0.2%
    General Electric Co.                                         1,136,991  33,086,438       1.3%
#*  Genesee & Wyoming, Inc. Class A                                  6,826     463,758       0.0%
*   Gibraltar Industries, Inc.                                       3,140     122,146       0.0%
    Global Brass & Copper Holdings, Inc.                             2,967      85,153       0.0%
*   Global Power Equipment Group, Inc.                               1,290       4,773       0.0%
*   Goldfield Corp. (The)                                            1,983       5,453       0.0%
    Gorman-Rupp Co. (The)                                            2,441      58,633       0.0%
*   GP Strategies Corp.                                              1,842      47,616       0.0%
#   Graco, Inc.                                                      6,625     496,212       0.0%
    Graham Corp.                                                     1,500      26,775       0.0%
    Granite Construction, Inc.                                       4,185     205,735       0.0%
*   Great Lakes Dredge & Dock Corp.                                  6,665      23,661       0.0%
#   Greenbrier Cos., Inc. (The)                                      2,169      68,323       0.0%
#   Griffon Corp.                                                    5,003      83,550       0.0%
    H&E Equipment Services, Inc.                                     3,255      45,407       0.0%
    Hardinge, Inc.                                                     700       6,790       0.0%
    Harsco Corp.                                                     8,088      78,858       0.0%
#*  Hawaiian Holdings, Inc.                                          5,638     253,851       0.0%
*   HC2 Holdings, Inc.                                                 900       3,582       0.0%
*   HD Supply Holdings, Inc.                                        25,171     830,643       0.1%
#   Healthcare Services Group, Inc.                                  7,963     294,392       0.0%
#   Heartland Express, Inc.                                          5,162      94,981       0.0%
    HEICO Corp.                                                      2,900     195,924       0.0%
    HEICO Corp. Class A                                              5,651     339,060       0.0%
    Heidrick & Struggles International, Inc.                         1,861      34,428       0.0%
*   Herc Holdings, Inc.                                              3,876     116,629       0.0%
    Herman Miller, Inc.                                              6,453     179,393       0.0%
*   Hertz Global Holdings, Inc.                                      7,295     241,829       0.0%
#   Hexcel Corp.                                                    10,870     494,476       0.0%
*   Hill International, Inc.                                         4,200      16,170       0.0%
    Hillenbrand, Inc.                                                8,097     245,744       0.0%
#   HNI Corp.                                                        5,673     230,664       0.0%
    Honeywell International, Inc.                                   89,764   9,845,316       0.4%
    Houston Wire & Cable Co.                                         2,370      12,679       0.0%
*   Hub Group, Inc. Class A                                          4,335     158,011       0.0%
    Hubbell, Inc.                                                    6,730     703,420       0.0%
    Hudson Global, Inc.                                              3,600       5,184       0.0%
    Huntington Ingalls Industries, Inc.                              5,791     934,436       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    Hurco Cos., Inc.                                                 883 $   23,135       0.0%
*   Huron Consulting Group, Inc.                                   2,384    133,623       0.0%
    Hyster-Yale Materials Handling, Inc.                           1,066     62,052       0.0%
*   ICF International, Inc.                                        1,750     81,200       0.0%
    IDEX Corp.                                                     9,441    816,080       0.0%
*   IES Holdings, Inc.                                               858     12,827       0.0%
    Illinois Tool Works, Inc.                                     40,302  4,577,098       0.2%
    Ingersoll-Rand P.L.C.                                         31,895  2,146,215       0.1%
*   InnerWorkings, Inc.                                            5,543     48,834       0.0%
*   Innovative Solutions & Support, Inc.                           1,906      6,080       0.0%
    Insperity, Inc.                                                2,127    159,950       0.0%
    Insteel Industries, Inc.                                       2,000     53,800       0.0%
    Interface, Inc.                                                7,269    115,214       0.0%
#*  Intersections, Inc.                                            1,231      2,708       0.0%
    ITT, Inc.                                                     10,889    383,511       0.0%
*   Jacobs Engineering Group, Inc.                                15,146    781,231       0.0%
    JB Hunt Transport Services, Inc.                              10,657    869,718       0.1%
*   JetBlue Airways Corp.                                         40,500    707,940       0.0%
    John Bean Technologies Corp.                                   3,598    287,300       0.0%
    Johnson Controls International P.L.C.                        111,405  4,491,850       0.2%
    Joy Global, Inc.                                              10,525    292,911       0.0%
    Kadant, Inc.                                                     900     46,485       0.0%
#   Kaman Corp.                                                    3,749    163,681       0.0%
    Kansas City Southern                                          12,659  1,110,954       0.1%
    KAR Auction Services, Inc.                                    17,484    744,469       0.0%
    KBR, Inc.                                                     15,190    224,964       0.0%
    Kelly Services, Inc. Class A                                   2,711     50,777       0.0%
    Kennametal, Inc.                                               8,731    247,175       0.0%
*   Key Technology, Inc.                                             744      7,671       0.0%
    Kforce, Inc.                                                   2,790     48,406       0.0%
    Kimball International, Inc. Class B                            2,500     31,250       0.0%
#*  Kirby Corp.                                                    6,685    394,081       0.0%
#*  KLX, Inc.                                                      6,951    239,253       0.0%
#   Knight Transportation, Inc.                                    7,655    223,909       0.0%
    Knoll, Inc.                                                    5,103    110,429       0.0%
    Korn/Ferry International                                       6,571    133,983       0.0%
*   Kratos Defense & Security Solutions, Inc.                      3,728     20,951       0.0%
    L-3 Communications Holdings, Inc.                              9,787  1,340,232       0.1%
    Landstar System, Inc.                                          4,810    342,231       0.0%
*   Lawson Products, Inc.                                            649     12,234       0.0%
#*  Layne Christensen Co.                                          1,700     14,569       0.0%
    LB Foster Co. Class A                                            581      7,204       0.0%
#   Lennox International, Inc.                                     5,200    758,628       0.0%
#   Lincoln Electric Holdings, Inc.                                8,460    556,922       0.0%
    Lindsay Corp.                                                  1,349    105,627       0.0%
    Lockheed Martin Corp.                                         33,120  8,160,106       0.3%
*   LSC Communications, Inc.                                       3,156     76,501       0.0%
    LSI Industries, Inc.                                           2,400     20,640       0.0%
*   Lydall, Inc.                                                   2,505    117,109       0.0%
    Macquarie Infrastructure Corp.                                 9,022    738,090       0.0%
#   Manitowoc Co., Inc. (The)                                     13,600     54,944       0.0%
#*  Manitowoc Foodservice, Inc.                                   16,064    242,727       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    ManpowerGroup, Inc.                                           8,643 $  663,782       0.0%
    Marten Transport, Ltd.                                        3,358     68,839       0.0%
    Masco Corp.                                                  41,826  1,291,587       0.1%
*   MasTec, Inc.                                                  7,800    222,690       0.0%
    Matson, Inc.                                                  4,200    167,748       0.0%
    Matthews International Corp. Class A                          3,280    196,472       0.0%
    McGrath RentCorp                                              2,486     74,829       0.0%
*   Mercury Systems, Inc.                                         4,602    127,844       0.0%
*   Meritor, Inc.                                                 9,997    102,769       0.0%
*   MFRI, Inc.                                                    1,091      8,728       0.0%
#*  Middleby Corp. (The)                                          7,043    789,591       0.0%
    Miller Industries, Inc.                                       1,421     31,191       0.0%
*   Mistras Group, Inc.                                           1,002     20,982       0.0%
#   Mobile Mini, Inc.                                             3,845     97,471       0.0%
*   Moog, Inc. Class A                                            3,953    229,551       0.0%
*   MRC Global, Inc.                                              9,795    144,378       0.0%
    MSA Safety, Inc.                                              4,181    243,752       0.0%
    MSC Industrial Direct Co., Inc. Class A                       5,817    423,478       0.0%
    Mueller Industries, Inc.                                      5,800    175,682       0.0%
    Mueller Water Products, Inc. Class A                         20,435    251,759       0.0%
#   Multi-Color Corp.                                             1,486     96,479       0.0%
*   MYR Group, Inc.                                               2,509     74,869       0.0%
    National Presto Industries, Inc.                                737     64,303       0.0%
*   Navigant Consulting, Inc.                                     4,323    101,158       0.0%
*   NCI Building Systems, Inc.                                    3,774     54,346       0.0%
    Nielsen Holdings P.L.C.                                      45,211  2,035,399       0.1%
*   NL Industries, Inc.                                           3,428     10,970       0.0%
    NN, Inc.                                                      1,461     25,787       0.0%
#   Nordson Corp.                                                 6,470    647,841       0.0%
    Norfolk Southern Corp.                                       36,940  3,435,420       0.1%
    Northrop Grumman Corp.                                       21,219  4,859,151       0.2%
#*  NOW, Inc.                                                    11,296    243,542       0.0%
#*  Old Dominion Freight Line, Inc.                               7,700    575,036       0.0%
    Omega Flex, Inc.                                                302     11,485       0.0%
*   On Assignment, Inc.                                           4,685    161,211       0.0%
    Orbital ATK, Inc.                                             7,415    551,379       0.0%
#*  Orion Energy Systems, Inc.                                      230        274       0.0%
*   Orion Marine Group, Inc.                                      2,500     20,200       0.0%
    Oshkosh Corp.                                                 9,200    492,200       0.0%
    Owens Corning                                                13,944    680,188       0.0%
    PACCAR, Inc.                                                 42,585  2,338,768       0.1%
*   PAM Transportation Services, Inc.                               235      4,630       0.0%
    Park-Ohio Holdings Corp.                                      1,300     41,535       0.0%
    Parker-Hannifin Corp.                                        16,190  1,987,322       0.1%
*   Patrick Industries, Inc.                                      1,700     97,495       0.0%
*   Pendrell Corp.                                                1,212      8,084       0.0%
    Pentair P.L.C.                                               22,197  1,223,721       0.1%
*   PGT, Inc.                                                     3,609     35,368       0.0%
    Pitney Bowes, Inc.                                           24,413    435,528       0.0%
*   Ply Gem Holdings, Inc.                                          728      9,974       0.0%
    Powell Industries, Inc.                                         700     24,773       0.0%
    Primoris Services Corp.                                       3,064     61,372       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
#*  Proto Labs, Inc.                                              1,323 $   59,138       0.0%
    Quad/Graphics, Inc.                                           2,303     54,719       0.0%
    Quanex Building Products Corp.                                3,800     61,940       0.0%
*   Quanta Services, Inc.                                        17,167    493,551       0.0%
    Raven Industries, Inc.                                        5,746    123,252       0.0%
    Raytheon Co.                                                 36,915  5,042,958       0.2%
*   RBC Bearings, Inc.                                            2,929    208,984       0.0%
    RCM Technologies, Inc.                                          395      2,797       0.0%
    Regal Beloit Corp.                                            4,771    281,966       0.0%
    Republic Services, Inc.                                      31,237  1,644,003       0.1%
    Resources Connection, Inc.                                    4,266     63,350       0.0%
*   Rexnord Corp.                                                 9,945    197,806       0.0%
*   Roadrunner Transportation Systems, Inc.                       1,537     11,681       0.0%
    Robert Half International, Inc.                              15,593    583,490       0.0%
    Rockwell Automation, Inc.                                    16,220  1,941,858       0.1%
#   Rockwell Collins, Inc.                                       16,132  1,360,250       0.1%
#   Rollins, Inc.                                                12,600    388,332       0.0%
#   Roper Technologies, Inc.                                     12,444  2,156,670       0.1%
*   RPX Corp.                                                     2,672     26,079       0.0%
    RR Donnelley & Sons Co.                                       8,417    149,402       0.0%
*   Rush Enterprises, Inc. Class A                                2,675     70,219       0.0%
    Ryder System, Inc.                                            6,088    422,446       0.0%
*   Saia, Inc.                                                    2,325     82,886       0.0%
#*  Sensata Technologies Holding NV                              20,030    715,672       0.0%
*   SIFCO Industries, Inc.                                          100      1,030       0.0%
    Simpson Manufacturing Co., Inc.                               3,827    163,796       0.0%
    SkyWest, Inc.                                                 4,969    149,815       0.0%
#   Snap-on, Inc.                                                 6,986  1,076,543       0.1%
#*  SolarCity Corp.                                               7,188    140,885       0.0%
    Southwest Airlines Co.                                       81,139  3,249,617       0.1%
*   SP Plus Corp.                                                 2,343     59,044       0.0%
*   Sparton Corp.                                                   400      9,572       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                    17,100    861,156       0.1%
#*  Spirit Airlines, Inc.                                         8,251    395,470       0.0%
*   SPX Corp.                                                     3,900     74,139       0.0%
*   SPX FLOW, Inc.                                                3,900     97,851       0.0%
    Standex International Corp.                                   1,820    139,048       0.0%
    Stanley Black & Decker, Inc.                                 18,997  2,162,618       0.1%
    Steelcase, Inc. Class A                                      13,910    185,698       0.0%
#*  Stericycle, Inc.                                             10,204    817,238       0.0%
*   Sterling Construction Co., Inc.                               1,440     10,483       0.0%
    Sun Hydraulics Corp.                                          2,235     65,776       0.0%
#*  Swift Transportation Co.                                      9,100    203,658       0.0%
#*  TASER International, Inc.                                     5,800    129,804       0.0%
#*  Team, Inc.                                                    2,701     83,056       0.0%
*   Teledyne Technologies, Inc.                                   3,700    398,416       0.0%
    Tennant Co.                                                   1,603    100,909       0.0%
    Terex Corp.                                                  13,631    325,508       0.0%
    Tetra Tech, Inc.                                              6,326    243,235       0.0%
    Textainer Group Holdings, Ltd.                                2,100     15,960       0.0%
    Textron, Inc.                                                32,323  1,295,506       0.1%
*   Thermon Group Holdings, Inc.                                  2,619     48,006       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Timken Co. (The)                                               8,560 $   282,908       0.0%
#   Titan International, Inc.                                      4,800      48,912       0.0%
*   Titan Machinery, Inc.                                          1,496      13,898       0.0%
    Toro Co. (The)                                                13,600     651,168       0.0%
#   TransDigm Group, Inc.                                          6,517   1,775,622       0.1%
*   TransUnion                                                    10,296     321,647       0.0%
*   TRC Cos., Inc.                                                 3,000      24,450       0.0%
*   Trex Co., Inc.                                                 3,359     180,748       0.0%
*   TriMas Corp.                                                   3,678      66,020       0.0%
*   TriNet Group, Inc.                                             3,568      66,971       0.0%
    Trinity Industries, Inc.                                      19,000     405,650       0.0%
    Triton International, Ltd.                                     3,192      38,527       0.0%
#   Triumph Group, Inc.                                            5,222     123,761       0.0%
*   TrueBlue, Inc.                                                 4,300      75,250       0.0%
*   Tutor Perini Corp.                                             3,160      60,198       0.0%
    Twin Disc, Inc.                                                  668       7,221       0.0%
*   Ultralife Corp.                                                2,100       8,610       0.0%
    UniFirst Corp.                                                 1,540     188,650       0.0%
    Union Pacific Corp.                                          104,347   9,201,318       0.4%
*   United Continental Holdings, Inc.                             42,737   2,403,102       0.1%
    United Parcel Service, Inc. Class B                           85,740   9,239,342       0.4%
*   United Rentals, Inc.                                          10,912     825,602       0.0%
    United Technologies Corp.                                     99,010  10,118,822       0.4%
#*  Univar, Inc.                                                   1,024      22,784       0.0%
    Universal Forest Products, Inc.                                1,800     154,782       0.0%
    Universal Logistics Holdings, Inc.                               888      11,056       0.0%
    US Ecology, Inc.                                               1,848      78,078       0.0%
#*  USA Truck, Inc.                                                1,235      10,164       0.0%
#*  USG Corp.                                                     10,369     261,091       0.0%
#   Valmont Industries, Inc.                                       2,900     371,055       0.0%
*   Vectrus, Inc.                                                  1,092      18,313       0.0%
*   Verisk Analytics, Inc.                                        19,810   1,615,505       0.1%
#*  Veritiv Corp.                                                    831      44,832       0.0%
*   Versar, Inc.                                                   1,500       1,860       0.0%
    Viad Corp.                                                     1,850      76,775       0.0%
*   Vicor Corp.                                                    1,200      15,300       0.0%
*   Virco Manufacturing Corp.                                      1,718       7,301       0.0%
    VSE Corp.                                                      1,600      46,144       0.0%
#*  Wabash National Corp.                                          6,947      78,154       0.0%
#*  WABCO Holdings, Inc.                                           7,200     708,912       0.0%
#   Wabtec Corp.                                                  11,456     885,663       0.1%
    Waste Connections, Inc.                                        1,589     119,509       0.0%
    Waste Management, Inc.                                        54,724   3,593,178       0.2%
    Watsco, Inc.                                                   3,200     439,328       0.0%
    Watts Water Technologies, Inc. Class A                         2,870     172,200       0.0%
#   Werner Enterprises, Inc.                                       5,351     128,692       0.0%
#*  Wesco Aircraft Holdings, Inc.                                  7,013      90,117       0.0%
*   WESCO International, Inc.                                      4,987     270,295       0.0%
    West Corp.                                                     4,202      82,863       0.0%
*   Willis Lease Finance Corp.                                       400      10,644       0.0%
    Woodward, Inc.                                                 6,716     396,110       0.0%
#   WW Grainger, Inc.                                              6,800   1,415,216       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
*   XPO Logistics, Inc.                                           12,535 $    412,778       0.0%
    Xylem, Inc.                                                   22,233    1,074,521       0.1%
#*  YRC Worldwide, Inc.                                            3,260       28,949       0.0%
                                                                         ------------      ----
Total Industrials                                                         288,151,489      10.9%
                                                                         ------------      ----
Information Technology -- (20.0%)
#*  3D Systems Corp.                                              10,300      142,861       0.0%
    Accenture P.L.C. Class A                                      74,920    8,708,701       0.3%
#*  ACI Worldwide, Inc.                                           14,954      270,966       0.0%
    Activision Blizzard, Inc.                                     72,345    3,123,134       0.1%
*   Actua Corp.                                                    3,900       45,435       0.0%
#*  Acxiom Corp.                                                   8,528      200,920       0.0%
*   ADDvantage Technologies Group, Inc.                              400          740       0.0%
*   Adobe Systems, Inc.                                           61,056    6,564,131       0.3%
    ADTRAN, Inc.                                                   5,562      100,950       0.0%
*   Advanced Energy Industries, Inc.                               4,859      231,774       0.0%
#*  Advanced Micro Devices, Inc.                                  83,487      603,611       0.0%
*   Agilysys, Inc.                                                 2,000       19,300       0.0%
*   Akamai Technologies, Inc.                                     20,469    1,421,981       0.1%
#*  Alliance Data Systems Corp.                                    7,487    1,530,867       0.1%
*   Alpha & Omega Semiconductor, Ltd.                              1,918       40,527       0.0%
*   Alphabet, Inc. Class A                                        36,621   29,659,348       1.1%
*   Alphabet, Inc. Class C                                        38,652   30,324,040       1.2%
#*  Ambarella, Inc.                                                  309       18,963       0.0%
    Amdocs, Ltd.                                                  17,972    1,050,463       0.1%
    American Software, Inc. Class A                                2,676       27,911       0.0%
*   Amkor Technology, Inc.                                        11,015      102,109       0.0%
    Amphenol Corp. Class A                                        37,828    2,494,000       0.1%
    Analog Devices, Inc.                                          38,785    2,486,118       0.1%
*   Anixter International, Inc.                                    3,200      210,400       0.0%
*   ANSYS, Inc.                                                   11,392    1,040,659       0.1%
    Apple, Inc.                                                  672,110   76,311,369       2.9%
    Applied Materials, Inc.                                      140,692    4,091,323       0.2%
#*  Arista Networks, Inc.                                          5,089      431,293       0.0%
*   ARRIS International P.L.C.                                    23,050      640,329       0.0%
*   Arrow Electronics, Inc.                                       11,300      690,656       0.0%
#*  Aspen Technology, Inc.                                        11,112      547,155       0.0%
#*  Autodesk, Inc.                                                25,509    1,843,791       0.1%
    Automatic Data Processing, Inc.                               56,535    4,921,937       0.2%
*   Aviat Networks, Inc.                                             506        4,296       0.0%
*   Avid Technology, Inc.                                          3,971       26,089       0.0%
    Avnet, Inc.                                                   16,772      703,585       0.0%
    AVX Corp.                                                      6,815       95,546       0.0%
*   Aware, Inc.                                                    2,752       14,379       0.0%
*   Axcelis Technologies, Inc.                                     2,125       29,006       0.0%
    Badger Meter, Inc.                                             4,800      154,320       0.0%
*   Bankrate, Inc.                                                 3,008       23,462       0.0%
#*  Barracuda Networks, Inc.                                       2,826       65,902       0.0%
*   Bazaarvoice, Inc.                                             12,394       60,731       0.0%
    Bel Fuse, Inc. Class B                                         1,175       28,024       0.0%
#   Belden, Inc.                                                   5,549      359,631       0.0%
*   Benchmark Electronics, Inc.                                    4,988      125,448       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Black Box Corp.                                                2,047 $    23,540       0.0%
#*  Black Knight Financial Services, Inc. Class A                  2,874     113,092       0.0%
#   Blackbaud, Inc.                                                6,100     374,540       0.0%
#*  Blackhawk Network Holdings, Inc.                               6,606     227,577       0.0%
*   Blucora, Inc.                                                  5,747      76,435       0.0%
    Booz Allen Hamilton Holding Corp.                             16,185     493,157       0.0%
*   Bottomline Technologies de, Inc.                               3,763      85,382       0.0%
    Broadcom, Ltd.                                                49,436   8,417,962       0.3%
    Broadridge Financial Solutions, Inc.                          14,590     943,389       0.1%
    Brocade Communications Systems, Inc.                          57,223     606,564       0.0%
    Brooks Automation, Inc.                                        3,785      49,319       0.0%
    CA, Inc.                                                      37,007   1,137,595       0.1%
    Cabot Microelectronics Corp.                                   2,700     149,202       0.0%
*   CACI International, Inc. Class A                               2,835     277,405       0.0%
*   Cadence Design Systems, Inc.                                  36,622     936,791       0.1%
#*  CalAmp Corp.                                                   5,287      68,308       0.0%
*   Calix, Inc.                                                    3,886      24,287       0.0%
*   Cardtronics P.L.C. Class A                                     5,453     272,650       0.0%
#   Cass Information Systems, Inc.                                 1,118      60,215       0.0%
#*  Cavium, Inc.                                                   3,751     211,744       0.0%
    CDK Global, Inc.                                              16,506     901,393       0.0%
    CDW Corp.                                                     18,056     810,895       0.0%
*   Ceva, Inc.                                                     1,916      57,576       0.0%
*   Ciber, Inc.                                                   16,532      16,863       0.0%
#*  Ciena Corp.                                                   18,046     349,731       0.0%
#*  Cimpress NV                                                    3,805     316,766       0.0%
*   Cirrus Logic, Inc.                                             7,925     427,791       0.0%
    Cisco Systems, Inc.                                          625,096  19,177,945       0.7%
*   Citrix Systems, Inc.                                          19,517   1,655,042       0.1%
#*  Clearfield, Inc.                                                 574       9,615       0.0%
    Cognex Corp.                                                  11,136     574,618       0.0%
*   Cognizant Technology Solutions Corp. Class A                  73,039   3,750,553       0.2%
*   Coherent, Inc.                                                 3,248     338,182       0.0%
    Cohu, Inc.                                                     1,500      16,785       0.0%
*   CommerceHub, Inc. Series A                                     1,456      21,869       0.0%
*   CommerceHub, Inc. Series C                                     2,912      43,826       0.0%
#*  CommScope Holding Co., Inc.                                   21,425     654,534       0.0%
    Communications Systems, Inc.                                   1,155       5,047       0.0%
    Computer Sciences Corp.                                       18,138     987,614       0.1%
    Computer Task Group, Inc.                                      1,400       6,104       0.0%
    Comtech Telecommunications Corp.                               1,794      18,658       0.0%
#   Convergys Corp.                                               11,700     341,640       0.0%
*   CoreLogic, Inc.                                               11,749     500,037       0.0%
    Corning, Inc.                                                132,731   3,014,321       0.1%
*   CoStar Group, Inc.                                             4,087     764,759       0.0%
*   Covisint Corp.                                                 2,786       6,269       0.0%
*   Cray, Inc.                                                     5,750     119,600       0.0%
*   Cree, Inc.                                                    12,370     275,851       0.0%
    CSG Systems International, Inc.                                4,900     186,347       0.0%
    CSRA, Inc.                                                    18,262     458,194       0.0%
    CTS Corp.                                                      5,571     101,392       0.0%
*   CyberOptics Corp.                                              1,199      28,956       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
#   Cypress Semiconductor Corp.                                   40,297 $   401,761       0.0%
    Daktronics, Inc.                                               4,150      34,652       0.0%
*   Datalink Corp.                                                 1,423      13,490       0.0%
*   Dell Technologies, Inc.--VMware, Inc. Class V                 24,894   1,222,046       0.1%
*   Demand Media, Inc.                                               553       3,207       0.0%
*   DHI Group, Inc.                                                4,237      24,151       0.0%
#   Diebold, Inc.                                                  9,200     200,560       0.0%
*   Digi International, Inc.                                       2,040      18,666       0.0%
*   Diodes, Inc.                                                   3,450      71,449       0.0%
    Dolby Laboratories, Inc. Class A                               6,760     321,708       0.0%
*   DSP Group, Inc.                                                3,109      33,888       0.0%
    DST Systems, Inc.                                              4,093     393,583       0.0%
    DTS, Inc.                                                      2,882     122,053       0.0%
    EarthLink Holdings Corp.                                      14,869      85,051       0.0%
*   Eastman Kodak Co.                                                399       5,945       0.0%
*   eBay, Inc.                                                   127,011   3,621,084       0.2%
#   Ebix, Inc.                                                     2,616     146,496       0.0%
*   EchoStar Corp. Class A                                         5,601     261,791       0.0%
*   Edgewater Technology, Inc.                                     1,000       8,150       0.0%
*   Electro Scientific Industries, Inc.                            2,430      12,587       0.0%
*   Electronic Arts, Inc.                                         37,521   2,946,149       0.1%
*   Electronics for Imaging, Inc.                                  6,167     262,283       0.0%
#*  Ellie Mae, Inc.                                                3,400     360,026       0.0%
*   eMagin Corp.                                                   2,210       5,525       0.0%
    Emcore Corp.                                                     827       5,417       0.0%
#*  EnerNOC, Inc.                                                  2,080      10,816       0.0%
*   Entegris, Inc.                                                15,872     252,365       0.0%
#*  Envestnet, Inc.                                                3,212     113,544       0.0%
#*  EPAM Systems, Inc.                                             5,535     356,288       0.0%
*   ePlus, Inc.                                                      500      45,775       0.0%
*   Euronet Worldwide, Inc.                                        6,400     509,120       0.0%
*   Everi Holdings, Inc.                                           5,930      11,919       0.0%
*   ExlService Holdings, Inc.                                      4,142     182,372       0.0%
*   Extreme Networks, Inc.                                         6,199      26,098       0.0%
*   F5 Networks, Inc.                                              8,448   1,167,598       0.1%
*   Fabrinet                                                       3,226     122,459       0.0%
*   Facebook, Inc. Class A                                       290,154  38,007,272       1.5%
    Fair Isaac Corp.                                               4,225     509,873       0.0%
*   FARO Technologies, Inc.                                        2,100      70,455       0.0%
    Fidelity National Information Services, Inc.                  39,173   2,895,668       0.1%
*   Finisar Corp.                                                 14,575     399,063       0.0%
*   FireEye, Inc.                                                 13,300     154,546       0.0%
#*  First Solar, Inc.                                              9,139     370,038       0.0%
*   Fiserv, Inc.                                                  27,370   2,695,398       0.1%
#*  Fitbit, Inc. Class A                                           4,204      55,745       0.0%
*   FleetCor Technologies, Inc.                                   11,296   1,980,189       0.1%
*   Flex, Ltd.                                                    66,859     948,729       0.1%
    FLIR Systems, Inc.                                            16,900     556,348       0.0%
*   FormFactor, Inc.                                               7,217      64,773       0.0%
    Forrester Research, Inc.                                       1,137      42,353       0.0%
*   Fortinet, Inc.                                                18,461     591,860       0.0%
*   Frequency Electronics, Inc.                                      798       7,254       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   Gartner, Inc.                                                 10,000 $   860,400       0.0%
*   Genpact, Ltd.                                                 19,693     452,742       0.0%
    Global Payments, Inc.                                         18,367   1,331,975       0.1%
*   Globant SA                                                     1,246      54,201       0.0%
#*  Glu Mobile, Inc.                                               1,098       2,174       0.0%
#*  GoDaddy, Inc. Class A                                          3,686     131,922       0.0%
#*  Great Elm Capital Group, Inc.                                    479       1,772       0.0%
*   GrubHub, Inc.                                                  8,857     337,540       0.0%
*   GSE Systems, Inc.                                              1,745       5,061       0.0%
*   GSI Technology, Inc.                                           2,032      10,729       0.0%
#*  GTT Communications, Inc.                                       5,314     119,565       0.0%
#*  Guidewire Software, Inc.                                       9,235     530,551       0.0%
    Hackett Group, Inc. (The)                                      5,500      88,660       0.0%
#*  Harmonic, Inc.                                                10,205      52,045       0.0%
    Harris Corp.                                                  15,354   1,369,730       0.1%
    Hewlett Packard Enterprise Co.                               216,828   4,872,125       0.2%
    HP, Inc.                                                     216,628   3,138,940       0.1%
    IAC/InterActiveCorp                                            8,868     571,454       0.0%
*   ID Systems, Inc.                                               1,700       8,534       0.0%
*   IEC Electronics Corp.                                            638       2,297       0.0%
*   II-VI, Inc.                                                    4,886     135,831       0.0%
#*  Immersion Corp.                                                  597       4,872       0.0%
#*  Infinera Corp.                                                13,690     106,782       0.0%
    Ingram Micro, Inc. Class A                                    18,040     671,088       0.0%
*   Innodata, Inc.                                                 2,754       6,747       0.0%
*   Insight Enterprises, Inc.                                      4,020     115,736       0.0%
*   Integrated Device Technology, Inc.                            17,881     370,316       0.0%
    Intel Corp.                                                  591,714  20,633,067       0.8%
    InterDigital, Inc.                                             4,500     317,925       0.0%
*   Internap Corp.                                                 7,852       9,815       0.0%
    International Business Machines Corp.                        113,377  17,424,911       0.7%
    Intersil Corp. Class A                                        16,340     360,787       0.0%
*   Intevac, Inc.                                                  2,384      13,708       0.0%
*   IntraLinks Holdings, Inc.                                      1,193      10,940       0.0%
*   IntriCon Corp.                                                   800       4,840       0.0%
    Intuit, Inc.                                                  29,911   3,252,522       0.1%
*   InvenSense, Inc.                                                 877       6,709       0.0%
#*  IPG Photonics Corp.                                            4,376     424,516       0.0%
*   Iteris, Inc.                                                     600       2,046       0.0%
*   Itron, Inc.                                                    4,389     236,567       0.0%
*   Ixia                                                           4,546      54,325       0.0%
    IXYS Corp.                                                     2,391      25,345       0.0%
#   j2 Global, Inc.                                                5,583     397,230       0.0%
    Jabil Circuit, Inc.                                           21,394     456,548       0.0%
    Jack Henry & Associates, Inc.                                  9,690     785,084       0.0%
    Juniper Networks, Inc.                                        44,530   1,172,920       0.1%
*   Kemet Corp.                                                    2,594       9,235       0.0%
*   Key Tronic Corp.                                                 749       5,782       0.0%
*   Keysight Technologies, Inc.                                   21,261     697,361       0.0%
*   Kimball Electronics, Inc.                                      1,875      26,062       0.0%
    KLA-Tencor Corp.                                              17,570   1,319,683       0.1%
#*  Knowles Corp.                                                  9,690     144,769       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
#*  Kopin Corp.                                                    8,696 $    18,175       0.0%
*   Kulicke & Soffa Industries, Inc.                               6,752      89,396       0.0%
*   KVH Industries, Inc.                                           2,000      15,900       0.0%
#   Lam Research Corp.                                            18,602   1,801,790       0.1%
*   Lattice Semiconductor Corp.                                   18,052     109,576       0.0%
    Leidos Holdings, Inc.                                         20,155     837,843       0.0%
    Lexmark International, Inc. Class A                            7,972     316,409       0.0%
    Linear Technology Corp.                                       28,437   1,707,926       0.1%
*   LinkedIn Corp. Class A                                        14,055   2,664,828       0.1%
*   Lionbridge Technologies, Inc.                                  5,700      27,531       0.0%
*   Liquidity Services, Inc.                                         652       5,770       0.0%
    Littelfuse, Inc.                                               2,879     401,620       0.0%
    LogMeIn, Inc.                                                  2,577     244,815       0.0%
*   Lumentum Holdings, Inc.                                        5,060     170,016       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                      2,012      73,961       0.0%
*   Magnachip Semiconductor Corp.                                  2,100      13,020       0.0%
*   Manhattan Associates, Inc.                                     8,776     444,417       0.0%
    ManTech International Corp. Class A                            3,538     137,381       0.0%
*   Marchex, Inc. Class B                                          3,183       8,021       0.0%
    Marvell Technology Group, Ltd.                                49,822     649,181       0.0%
    Mastercard, Inc. Class A                                     120,753  12,922,986       0.5%
    Maxim Integrated Products, Inc.                               32,128   1,273,233       0.1%
    MAXIMUS, Inc.                                                  7,600     395,656       0.0%
*   MaxLinear, Inc. Class A                                        7,292     136,433       0.0%
#*  Maxwell Technologies, Inc.                                       703       3,403       0.0%
    Mentor Graphics Corp.                                         12,551     362,724       0.0%
#   Mesa Laboratories, Inc.                                          300      37,872       0.0%
    Methode Electronics, Inc.                                      5,669     176,873       0.0%
#   Microchip Technology, Inc.                                    25,530   1,545,841       0.1%
*   Micron Technology, Inc.                                      122,831   2,107,780       0.1%
#*  Microsemi Corp.                                               13,004     547,859       0.0%
    Microsoft Corp.                                              921,569  55,220,414       2.1%
*   MicroStrategy, Inc. Class A                                    1,168     227,538       0.0%
    MKS Instruments, Inc.                                          6,435     324,646       0.0%
    MOCON, Inc.                                                      535       8,266       0.0%
*   ModusLink Global Solutions, Inc.                               5,100       6,936       0.0%
*   MoneyGram International, Inc.                                  1,383       9,695       0.0%
#   Monolithic Power Systems, Inc.                                 3,320     261,649       0.0%
    Monotype Imaging Holdings, Inc.                                4,300      82,130       0.0%
    Motorola Solutions, Inc.                                      19,841   1,440,060       0.1%
#   MTS Systems Corp.                                              1,700      80,835       0.0%
*   Nanometrics, Inc.                                              2,297      47,984       0.0%
#   National Instruments Corp.                                    12,340     346,631       0.0%
    NCI, Inc. Class A                                              1,200      14,100       0.0%
*   NCR Corp.                                                     16,791     588,525       0.0%
#*  NeoPhotonics Corp.                                             3,780      52,920       0.0%
    NetApp, Inc.                                                  35,539   1,206,194       0.1%
*   NETGEAR, Inc.                                                  3,951     199,525       0.0%
#*  Netscout Systems, Inc.                                        11,014     302,334       0.0%
#*  NetSuite, Inc.                                                 4,746     441,948       0.0%
#*  NeuStar, Inc. Class A                                          7,800     175,110       0.0%
    NIC, Inc.                                                      8,518     195,488       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
*   Novanta, Inc.                                                  1,769 $    30,869       0.0%
*   Nuance Communications, Inc.                                   28,092     393,850       0.0%
#*  Numerex Corp. Class A                                            700       4,977       0.0%
#   NVIDIA Corp.                                                  67,300   4,789,068       0.2%
*   Oclaro, Inc.                                                  16,500     120,615       0.0%
*   ON Semiconductor Corp.                                        48,843     569,998       0.0%
    Optical Cable Corp.                                            1,300       3,575       0.0%
    Oracle Corp.                                                 384,590  14,775,948       0.6%
*   OSI Systems, Inc.                                              2,078     145,730       0.0%
#*  Palo Alto Networks, Inc.                                      10,367   1,594,756       0.1%
*   Pandora Media, Inc.                                           24,574     278,423       0.0%
*   PAR Technology Corp.                                           1,750       9,695       0.0%
    Park Electrochemical Corp.                                     2,544      39,254       0.0%
    Paychex, Inc.                                                 40,014   2,208,773       0.1%
#*  Paycom Software, Inc.                                          4,422     228,750       0.0%
*   PayPal Holdings, Inc.                                        137,045   5,709,295       0.2%
    PC Connection, Inc.                                            1,900      44,099       0.0%
    PC-Tel, Inc.                                                   2,700      13,716       0.0%
*   PCM, Inc.                                                      1,468      31,122       0.0%
*   PDF Solutions, Inc.                                            3,109      61,403       0.0%
    Pegasystems, Inc.                                              3,390     104,751       0.0%
*   Perceptron, Inc.                                                 528       3,266       0.0%
*   Perficient, Inc.                                               2,556      47,567       0.0%
*   Photronics, Inc.                                               5,488      53,234       0.0%
    Plantronics, Inc.                                              4,499     232,643       0.0%
*   Plexus Corp.                                                   3,889     178,155       0.0%
    Power Integrations, Inc.                                       2,919     188,130       0.0%
*   PRGX Global, Inc.                                              2,100       9,555       0.0%
*   Progress Software Corp.                                        6,750     181,642       0.0%
#*  Proofpoint, Inc.                                               4,800     376,224       0.0%
*   PTC, Inc.                                                     13,909     659,843       0.0%
    QAD, Inc. Class A                                                739      17,773       0.0%
    QAD, Inc. Class B                                                184       3,888       0.0%
#*  Qorvo, Inc.                                                   16,501     918,281       0.1%
    QUALCOMM, Inc.                                               185,425  12,742,406       0.5%
*   Qualys, Inc.                                                   2,750     102,437       0.0%
*   QuinStreet, Inc.                                               2,500       7,250       0.0%
*   Qumu Corp.                                                     1,254       3,837       0.0%
*   Rackspace Hosting, Inc.                                       13,000     415,220       0.0%
*   Radisys Corp.                                                  2,460      10,258       0.0%
#*  Rambus, Inc.                                                  11,313     137,905       0.0%
*   RealNetworks, Inc.                                             3,050      13,603       0.0%
*   Red Hat, Inc.                                                 22,417   1,736,197       0.1%
    Reis, Inc.                                                     1,130      22,204       0.0%
*   RetailMeNot, Inc.                                              1,320      11,946       0.0%
*   Rightside Group, Ltd.                                            553       4,651       0.0%
*   Rofin-Sinar Technologies, Inc.                                 2,867      93,321       0.0%
*   Rogers Corp.                                                   1,570      85,455       0.0%
*   Rosetta Stone, Inc.                                            1,296       9,228       0.0%
*   Rubicon Project, Inc. (The)                                    1,283       9,828       0.0%
*   Rudolph Technologies, Inc.                                     2,529      45,775       0.0%
#   Sabre Corp.                                                   22,654     585,153       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
*   salesforce.com, Inc.                                          79,999 $6,012,725       0.2%
*   Sanmina Corp.                                                  7,765    214,702       0.0%
*   ScanSource, Inc.                                               2,184     76,440       0.0%
    Science Applications International Corp.                       5,128    353,370       0.0%
*   Seachange International, Inc.                                  3,000      7,890       0.0%
#   Seagate Technology P.L.C.                                     35,310  1,211,486       0.1%
*   Semtech Corp.                                                  7,320    177,144       0.0%
#*  ServiceNow, Inc.                                              18,800  1,652,708       0.1%
*   ShoreTel, Inc.                                                 4,620     30,723       0.0%
#*  Shutterstock, Inc.                                               900     53,091       0.0%
*   Sigma Designs, Inc.                                            2,500     18,250       0.0%
*   Silicon Laboratories, Inc.                                     4,220    252,989       0.0%
*   Silver Spring Networks, Inc.                                   1,904     26,770       0.0%
#   Skyworks Solutions, Inc.                                      22,903  1,762,157       0.1%
*   Sonus Networks, Inc.                                           7,000     40,530       0.0%
#*  Splunk, Inc.                                                  15,863    954,794       0.1%
#   SS&C Technologies Holdings, Inc.                              21,362    682,089       0.0%
#*  Stamps.com, Inc.                                               1,538    150,032       0.0%
*   StarTek, Inc.                                                  2,385     15,980       0.0%
*   Stratasys, Ltd.                                                3,698     70,706       0.0%
#*  SunPower Corp.                                                 5,642     40,848       0.0%
#*  Super Micro Computer, Inc.                                     3,909     92,643       0.0%
*   Sykes Enterprises, Inc.                                        3,800    101,612       0.0%
    Symantec Corp.                                                78,441  1,963,378       0.1%
#*  Synaptics, Inc.                                                4,600    239,752       0.0%
*   Synchronoss Technologies, Inc.                                 4,866    178,631       0.0%
    SYNNEX Corp.                                                   3,272    335,511       0.0%
*   Synopsys, Inc.                                                17,968  1,065,682       0.1%
#   Syntel, Inc.                                                   4,000     80,400       0.0%
    Systemax, Inc.                                                   373      2,928       0.0%
*   Tableau Software, Inc. Class A                                 6,314    303,388       0.0%
#*  Take-Two Interactive Software, Inc.                           10,451    463,920       0.0%
    TE Connectivity, Ltd.                                         45,294  2,847,634       0.1%
*   Tech Data Corp.                                                4,313    332,187       0.0%
    TeleTech Holdings, Inc.                                        2,400     67,440       0.0%
#*  Teradata Corp.                                                15,885    428,260       0.0%
    Teradyne, Inc.                                                23,235    541,143       0.0%
    Tessco Technologies, Inc.                                      1,314     15,308       0.0%
    Tessera Technologies, Inc.                                     5,553    206,016       0.0%
    Texas Instruments, Inc.                                      123,674  8,762,303       0.3%
*   TiVo Corp.                                                    15,854    314,702       0.0%
    Total System Services, Inc.                                   19,883    991,764       0.1%
    TransAct Technologies, Inc.                                      600      4,320       0.0%
    Travelport Worldwide, Ltd.                                    12,018    169,694       0.0%
*   Travelzoo, Inc.                                                  400      4,080       0.0%
#*  Trimble, Inc.                                                 30,393    840,063       0.0%
*   TTM Technologies, Inc.                                         6,116     80,425       0.0%
#*  Twitter, Inc.                                                 51,177    918,627       0.1%
#*  Tyler Technologies, Inc.                                       4,125    661,650       0.0%
*   Ubiquiti Networks, Inc.                                        3,500    183,505       0.0%
#*  Ultimate Software Group, Inc. (The)                            3,496    737,621       0.0%
*   Ultra Clean Holdings, Inc.                                     2,422     20,587       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
*   Ultratech, Inc.                                                2,900 $     61,741       0.0%
#*  Unisys Corp.                                                   4,732       49,449       0.0%
#*  Universal Display Corp.                                        4,600      237,820       0.0%
*   USA Technologies, Inc.                                           346        1,557       0.0%
*   Vantiv, Inc. Class A                                          18,604    1,085,729       0.1%
*   VASCO Data Security International, Inc.                          601        8,264       0.0%
*   Veeco Instruments, Inc.                                        3,900       84,630       0.0%
*   VeriFone Systems, Inc.                                        12,403      191,998       0.0%
*   Verint Systems, Inc.                                           6,479      233,244       0.0%
#*  VeriSign, Inc.                                                12,078    1,014,794       0.1%
*   Versum Materials, Inc.                                        12,647      287,087       0.0%
#*  ViaSat, Inc.                                                   5,643      398,734       0.0%
*   Viavi Solutions, Inc.                                         25,300      180,136       0.0%
*   Virtusa Corp.                                                  3,423       64,832       0.0%
#   Visa, Inc. Class A                                           233,803   19,291,086       0.7%
#   Vishay Intertechnology, Inc.                                  12,724      179,408       0.0%
*   Vishay Precision Group, Inc.                                   1,973       30,976       0.0%
#*  VMware, Inc. Class A                                           9,342      734,281       0.0%
    Wayside Technology Group, Inc.                                   152        2,660       0.0%
*   Web.com Group, Inc.                                            4,305       69,310       0.0%
#*  WebMD Health Corp.                                             4,023      197,650       0.0%
*   Westell Technologies, Inc. Class A                             5,426        2,604       0.0%
    Western Digital Corp.                                         33,571    1,961,889       0.1%
#   Western Union Co. (The)                                       63,452    1,273,482       0.1%
#*  WEX, Inc.                                                      5,140      560,774       0.0%
#*  Workday, Inc. Class A                                         13,809    1,196,964       0.1%
*   Xcerra Corp.                                                   4,140       22,811       0.0%
    Xerox Corp.                                                  117,387    1,146,871       0.1%
    Xilinx, Inc.                                                  31,318    1,593,147       0.1%
*   XO Group, Inc.                                                 4,000       73,600       0.0%
*   Yahoo!, Inc.                                                 112,418    4,670,968       0.2%
#*  Zebra Technologies Corp. Class A                               5,922      389,904       0.0%
*   Zedge, Inc. Class B                                              600        1,752       0.0%
#*  Zillow Group, Inc. Class A                                     6,069      200,459       0.0%
#*  Zillow Group, Inc. Class C                                    13,746      458,567       0.0%
*   Zix Corp.                                                      4,055       16,504       0.0%
#*  Zynga, Inc. Class A                                           88,653      249,115       0.0%
                                                                         ------------      ----
Total Information Technology                                              573,484,331      21.8%
                                                                         ------------      ----
Materials -- (3.0%)
    A Schulman, Inc.                                               3,119       89,671       0.0%
#*  A. M. Castle & Co.                                             1,388          666       0.0%
*   AdvanSix, Inc.                                                 3,590       57,296       0.0%
#   AEP Industries, Inc.                                             422       46,230       0.0%
    Air Products & Chemicals, Inc.                                25,294    3,374,725       0.1%
#*  AK Steel Holding Corp.                                        15,546       80,839       0.0%
    Albemarle Corp.                                               13,035    1,089,074       0.1%
#   Allegheny Technologies, Inc.                                  11,087      151,227       0.0%
    American Vanguard Corp.                                        2,950       44,840       0.0%
#   AptarGroup, Inc.                                               8,000      571,520       0.0%
    Ashland Global Holdings, Inc.                                  7,407      827,584       0.0%
    Avery Dennison Corp.                                          11,501      802,655       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Materials -- (Continued)
*   Axalta Coating Systems, Ltd.                                  24,980 $  627,498       0.0%
    Balchem Corp.                                                  4,312    327,281       0.0%
#   Ball Corp.                                                    20,183  1,555,504       0.1%
#   Bemis Co., Inc.                                               12,291    598,818       0.0%
*   Berry Plastics Group, Inc.                                    16,358    715,663       0.0%
*   Boise Cascade Co.                                              4,103     78,983       0.0%
    Cabot Corp.                                                    8,136    424,211       0.0%
    Calgon Carbon Corp.                                            5,900     93,220       0.0%
    Carpenter Technology Corp.                                     4,801    151,760       0.0%
    Celanese Corp. Series A                                       18,430  1,343,916       0.1%
#*  Century Aluminum Co.                                           6,661     48,692       0.0%
#   CF Industries Holdings, Inc.                                  30,115    723,061       0.0%
#   Chase Corp.                                                    1,300     88,855       0.0%
    Chemours Co. (The)                                            20,385    334,926       0.0%
*   Chemtura Corp.                                                10,398    341,054       0.0%
*   Clearwater Paper Corp.                                         2,200    116,820       0.0%
#*  Cliffs Natural Resources, Inc.                                10,790     59,561       0.0%
#*  Codexis, Inc.                                                  1,220      6,161       0.0%
*   Coeur Mining, Inc.                                             9,600    107,328       0.0%
#   Commercial Metals Co.                                         14,074    221,103       0.0%
#   Compass Minerals International, Inc.                           4,658    334,677       0.0%
*   Core Molding Technologies, Inc.                                  389      6,776       0.0%
*   Crown Holdings, Inc.                                          16,788    910,749       0.1%
    Deltic Timber Corp.                                            1,282     72,023       0.0%
    Domtar Corp.                                                   7,486    269,122       0.0%
    Dow Chemical Co. (The)                                       106,435  5,727,267       0.2%
#   Eagle Materials, Inc.                                          6,164    499,099       0.0%
    Eastman Chemical Co.                                          17,099  1,229,589       0.1%
    Ecolab, Inc.                                                  32,465  3,706,529       0.2%
    EI du Pont de Nemours & Co.                                  101,926  7,011,490       0.3%
*   Ferro Corp.                                                   11,300    146,448       0.0%
    Ferroglobe P.L.C.                                              6,858     63,437       0.0%
#*  Flotek Industries, Inc.                                        5,082     59,866       0.0%
#   FMC Corp.                                                     16,600    778,374       0.0%
#   Freeport-McMoRan, Inc.                                       150,505  1,682,646       0.1%
    Friedman Industries, Inc.                                        599      3,061       0.0%
    FutureFuel Corp.                                               1,256     13,766       0.0%
*   GCP Applied Technologies, Inc.                                 8,700    224,895       0.0%
    Graphic Packaging Holding Co.                                 39,100    488,750       0.0%
    Greif, Inc. Class A                                            3,847    180,270       0.0%
    Hawkins, Inc.                                                    888     35,831       0.0%
    Haynes International, Inc.                                     1,800     57,906       0.0%
    HB Fuller Co.                                                  6,500    273,455       0.0%
*   Headwaters, Inc.                                              10,600    173,840       0.0%
    Hecla Mining Co.                                              47,181    282,614       0.0%
    Huntsman Corp.                                                24,884    421,784       0.0%
*   Ingevity Corp.                                                 5,084    210,478       0.0%
    Innophos Holdings, Inc.                                        2,500    114,600       0.0%
    Innospec, Inc.                                                 2,400    144,600       0.0%
#   International Flavors & Fragrances, Inc.                       9,544  1,248,164       0.1%
    International Paper Co.                                       49,000  2,206,470       0.1%
#*  Intrepid Potash, Inc.                                          5,600      5,824       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Materials -- (Continued)
    Kaiser Aluminum Corp.                                         1,800 $  130,482       0.0%
    KapStone Paper and Packaging Corp.                            8,598    155,968       0.0%
    KMG Chemicals, Inc.                                           1,500     40,710       0.0%
*   Koppers Holdings, Inc.                                        1,980     64,845       0.0%
*   Kraton Corp.                                                  3,187     81,683       0.0%
    Kronos Worldwide, Inc.                                        2,426     18,656       0.0%
*   Louisiana-Pacific Corp.                                      17,000    311,950       0.0%
#*  LSB Industries, Inc.                                          2,000     10,580       0.0%
    LyondellBasell Industries NV Class A                         44,792  3,563,204       0.2%
    Martin Marietta Materials, Inc.                               6,775  1,255,949       0.1%
    Materion Corp.                                                1,659     50,268       0.0%
#   McEwen Mining, Inc.                                          13,772     44,759       0.0%
    Mercer International, Inc.                                    3,588     28,345       0.0%
    Minerals Technologies, Inc.                                   4,300    288,960       0.0%
    Monsanto Co.                                                 52,188  5,258,985       0.2%
    Mosaic Co. (The)                                             37,980    893,669       0.0%
    Myers Industries, Inc.                                        3,889     46,862       0.0%
    Neenah Paper, Inc.                                            1,500    119,850       0.0%
#   NewMarket Corp.                                               1,212    485,903       0.0%
    Newmont Mining Corp.                                         66,348  2,457,530       0.1%
#*  Northern Technologies International Corp.                       300      4,170       0.0%
    Nucor Corp.                                                  37,473  1,830,556       0.1%
#   Olin Corp.                                                   23,348    512,022       0.0%
*   OMNOVA Solutions, Inc.                                        3,300     25,080       0.0%
#*  Owens-Illinois, Inc.                                         17,100    330,030       0.0%
    Packaging Corp. of America                                   11,500    948,750       0.1%
    PH Glatfelter Co.                                             4,200     93,324       0.0%
#*  Platform Specialty Products Corp.                            14,504    105,734       0.0%
    PolyOne Corp.                                                10,028    293,118       0.0%
    PPG Industries, Inc.                                         32,665  3,042,091       0.1%
    Praxair, Inc.                                                35,225  4,123,438       0.2%
    Quaker Chemical Corp.                                         1,414    152,005       0.0%
#   Rayonier Advanced Materials, Inc.                             4,767     61,637       0.0%
    Reliance Steel & Aluminum Co.                                 9,186    631,813       0.0%
#   Royal Gold, Inc.                                              7,699    529,845       0.0%
    RPM International, Inc.                                      16,418    780,512       0.0%
#   Schnitzer Steel Industries, Inc. Class A                      1,159     27,990       0.0%
    Schweitzer-Mauduit International, Inc.                        3,186    117,595       0.0%
#   Scotts Miracle-Gro Co. (The) Class A                          5,309    467,670       0.0%
    Sealed Air Corp.                                             23,412  1,068,290       0.1%
    Sensient Technologies Corp.                                   5,521    411,370       0.0%
    Sherwin-Williams Co. (The)                                    9,647  2,362,164       0.1%
    Silgan Holdings, Inc.                                         5,600    285,320       0.0%
    Sonoco Products Co.                                          11,872    597,043       0.0%
    Southern Copper Corp.                                         9,134    259,314       0.0%
    Steel Dynamics, Inc.                                         28,500    782,610       0.0%
    Stepan Co.                                                    1,746    124,018       0.0%
#*  Stillwater Mining Co.                                        11,244    149,770       0.0%
    SunCoke Energy, Inc.                                          6,923     70,684       0.0%
    Synalloy Corp.                                                  737      7,591       0.0%
#*  TimkenSteel Corp.                                             4,280     43,870       0.0%
*   Trecora Resources                                               613      6,283       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                               PERCENTAGE
                                                                         SHARES    VALUE+    OF NET ASSETS**
                                                                         ------- ----------- ---------------
Materials -- (Continued)
            Tredegar Corp.                                                 2,230 $    41,255       0.0%
            Trinseo SA                                                     5,200     272,740       0.0%
            United States Lime & Minerals, Inc.                              353      23,224       0.0%
#           United States Steel Corp.                                     17,433     337,154       0.0%
*           Universal Stainless & Alloy Products, Inc.                       545       5,723       0.0%
#*          US Concrete, Inc.                                              1,426      71,157       0.0%
            Valspar Corp. (The)                                            9,315     927,774       0.1%
            Vulcan Materials Co.                                          16,576   1,876,403       0.1%
#           Westlake Chemical Corp.                                        6,460     334,563       0.0%
            WestRock Co.                                                  30,506   1,409,072       0.1%
#           Worthington Industries, Inc.                                   5,620     264,140       0.0%
            WR Grace & Co.                                                 9,200     616,032       0.0%
                                                                                 -----------       ---
Total Materials                                                                   85,419,244       3.2%
                                                                                 -----------       ---
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          2,901          --       0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                    100          --       0.0%
                                                                                 -----------       ---
Total Other                                                                               --       0.0%
                                                                                 -----------       ---
Real Estate -- (0.1%)
            Alexander & Baldwin, Inc.                                      4,971     207,738       0.0%
#*          Altisource Asset Management Corp.                                240       8,196       0.0%
*           Altisource Portfolio Solutions SA                              2,400      61,800       0.0%
#*          AV Homes, Inc.                                                 1,000      15,950       0.0%
*           CBRE Group, Inc. Class A                                      37,154     957,087       0.1%
#           Consolidated-Tomoka Land Co.                                     681      34,506       0.0%
#*          Forestar Group, Inc.                                           3,501      38,511       0.0%
            HFF, Inc. Class A                                              4,757     126,679       0.0%
#*          Howard Hughes Corp. (The)                                      4,311     473,477       0.0%
            Jones Lang LaSalle, Inc.                                       5,500     532,675       0.0%
#           Kennedy-Wilson Holdings, Inc.                                  9,928     204,517       0.0%
*           Marcus & Millichap, Inc.                                       1,064      24,929       0.0%
            RE/MAX Holdings, Inc. Class A                                  1,076      46,752       0.0%
#           Realogy Holdings Corp.                                        17,722     405,657       0.0%
#*          St Joe Co. (The)                                               4,493      79,526       0.0%
#*          Tejon Ranch Co.                                                1,649      36,839       0.0%
                                                                                 -----------       ---
Total Real Estate                                                                  3,254,839       0.1%
                                                                                 -----------       ---
Telecommunication Services -- (2.2%)
*           Alaska Communications Systems Group, Inc.                      1,400       2,268       0.0%
            AT&T, Inc.                                                   775,692  28,537,709       1.1%
            ATN International, Inc.                                        1,149      77,718       0.0%
#*          Boingo Wireless, Inc.                                          1,200      11,664       0.0%
#           CenturyLink, Inc.                                             66,159   1,758,506       0.1%
*           Cincinnati Bell, Inc.                                          7,080     139,122       0.0%
#           Cogent Communications Holdings, Inc.                           5,580     205,902       0.0%
#           Consolidated Communications Holdings, Inc.                     7,887     188,736       0.0%
#*          FairPoint Communications, Inc.                                 1,044      16,286       0.0%
#           Frontier Communications Corp.                                146,436     588,673       0.0%
*           General Communication, Inc. Class A                            3,550      56,232       0.0%
            IDT Corp. Class B                                              1,800      32,202       0.0%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Telecommunication Services -- (Continued)
           Inteliquent, Inc.                                              5,200 $    87,308       0.0%
#*         Iridium Communications, Inc.                                   4,218      34,377       0.0%
(degrees)* Leap Wireless International, Inc.                              7,025          --       0.0%
*          Level 3 Communications, Inc.                                  37,977   2,132,409       0.1%
*          Lumos Networks Corp.                                           2,000      28,420       0.0%
#*         ORBCOMM, Inc.                                                  7,396      66,046       0.0%
*          SBA Communications Corp. Class A                              14,400   1,631,232       0.1%
           Shenandoah Telecommunications Co.                              4,260     112,464       0.0%
           Spok Holdings, Inc.                                            2,839      51,244       0.0%
#*         Sprint Corp.                                                  89,897     553,766       0.0%
#*         Straight Path Communications, Inc. Class B                       900      21,852       0.0%
*          T-Mobile US, Inc.                                             34,913   1,736,223       0.1%
           Telephone & Data Systems, Inc.                                12,395     320,287       0.0%
*          United States Cellular Corp.                                   1,000      35,050       0.0%
           Verizon Communications, Inc.                                 510,632  24,561,399       0.9%
*          Vonage Holdings Corp.                                         25,192     172,817       0.0%
           Windstream Holdings, Inc.                                     10,046      78,861       0.0%
*          Zayo Group Holdings, Inc.                                     12,383     398,485       0.0%
                                                                                -----------       ---
Total Telecommunication Services                                                 63,637,258       2.4%
                                                                                -----------       ---
Utilities -- (3.3%)
           AES Corp.                                                     84,027     988,998       0.0%
           ALLETE, Inc.                                                   5,981     366,575       0.0%
           Alliant Energy Corp.                                          29,200   1,111,060       0.1%
           Ameren Corp.                                                  30,263   1,511,637       0.1%
           American Electric Power Co., Inc.                             61,637   3,996,543       0.2%
#          American States Water Co.                                      4,400     175,912       0.0%
           American Water Works Co., Inc.                                21,747   1,610,148       0.1%
           Aqua America, Inc.                                            23,379     717,735       0.0%
           Artesian Resources Corp. Class A                                 471      13,292       0.0%
           Atmos Energy Corp.                                            13,502   1,004,414       0.0%
           Avangrid, Inc.                                                 8,231     324,384       0.0%
           Avista Corp.                                                   8,019     331,987       0.0%
#          Black Hills Corp.                                              6,409     396,397       0.0%
           California Water Service Group                                 6,569     203,639       0.0%
*          Calpine Corp.                                                 43,292     515,175       0.0%
           CenterPoint Energy, Inc.                                      50,268   1,146,110       0.1%
           Chesapeake Utilities Corp.                                     2,134     136,683       0.0%
           CMS Energy Corp.                                              33,660   1,418,769       0.1%
           Connecticut Water Service, Inc.                                1,422      74,044       0.0%
#          Consolidated Edison, Inc.                                     38,166   2,883,441       0.1%
           Consolidated Water Co., Ltd.                                     777       8,702       0.0%
           Delta Natural Gas Co., Inc.                                      720      16,956       0.0%
#          Dominion Resources, Inc.                                      78,034   5,868,157       0.2%
           DTE Energy Co.                                                22,519   2,162,049       0.1%
           Duke Energy Corp.                                             85,981   6,880,200       0.3%
#*         Dynegy, Inc.                                                  11,135     118,588       0.0%
           Edison International                                          40,668   2,988,285       0.1%
           El Paso Electric Co.                                           4,800     221,760       0.0%
           Empire District Electric Co. (The)                             6,870     235,160       0.0%
           Entergy Corp.                                                 22,500   1,657,800       0.1%
#          Eversource Energy                                             38,288   2,108,137       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Utilities -- (Continued)
    Exelon Corp.                                                 114,832 $3,912,326       0.2%
    FirstEnergy Corp.                                             51,672  1,771,833       0.1%
    Fortis, Inc.                                                  14,062    461,937       0.0%
    Gas Natural, Inc.                                                850     10,497       0.0%
    Genie Energy, Ltd. Class B                                     1,800      9,378       0.0%
    Great Plains Energy, Inc.                                     20,600    585,864       0.0%
    Hawaiian Electric Industries, Inc.                            10,300    303,850       0.0%
#   IDACORP, Inc.                                                  6,282    492,446       0.0%
#   MDU Resources Group, Inc.                                     24,807    650,191       0.0%
    MGE Energy, Inc.                                               4,689    274,072       0.0%
    Middlesex Water Co.                                            1,620     58,482       0.0%
#   National Fuel Gas Co.                                          8,385    439,206       0.0%
    New Jersey Resources Corp.                                    10,608    360,142       0.0%
    NextEra Energy, Inc.                                          58,054  7,430,912       0.3%
    NiSource, Inc.                                                39,375    915,862       0.0%
    Northwest Natural Gas Co.                                      2,797    164,464       0.0%
#   NorthWestern Corp.                                             6,038    347,487       0.0%
    NRG Energy, Inc.                                              38,214    406,215       0.0%
    NRG Yield, Inc. Class A                                        3,885     57,226       0.0%
    NRG Yield, Inc. Class C                                        8,330    128,282       0.0%
#   OGE Energy Corp.                                              24,908    773,144       0.0%
#   ONE Gas, Inc.                                                  6,150    376,872       0.0%
#   Ormat Technologies, Inc.                                       4,395    211,971       0.0%
    Otter Tail Corp.                                               3,400    122,230       0.0%
    Pattern Energy Group, Inc.                                     7,387    165,099       0.0%
    PG&E Corp.                                                    62,110  3,858,273       0.2%
    Pinnacle West Capital Corp.                                   13,915  1,059,349       0.1%
#   PNM Resources, Inc.                                           10,346    339,866       0.0%
    Portland General Electric Co.                                 10,407    454,161       0.0%
    PPL Corp.                                                     83,964  2,883,324       0.1%
    Public Service Enterprise Group, Inc.                         63,207  2,659,751       0.1%
    RGC Resources, Inc.                                              200      4,920       0.0%
    SCANA Corp.                                                   16,973  1,245,139       0.1%
    Sempra Energy                                                 29,596  3,169,732       0.1%
    SJW Corp.                                                      2,210    112,113       0.0%
#   South Jersey Industries, Inc.                                  8,700    257,955       0.0%
    Southern Co. (The)                                           122,856  6,335,684       0.3%
    Southwest Gas Corp.                                            6,069    439,760       0.0%
#   Spire, Inc.                                                    5,091    319,715       0.0%
#*  Talen Energy Corp.                                             9,163    127,641       0.0%
    UGI Corp.                                                     21,812  1,009,677       0.0%
    Unitil Corp.                                                   1,200     48,684       0.0%
#   Vectren Corp.                                                 10,340    520,205       0.0%
    WEC Energy Group, Inc.                                        39,529  2,360,672       0.1%
    Westar Energy, Inc.                                           18,089  1,036,861       0.0%
    WGL Holdings, Inc.                                             6,599    416,199       0.0%
    Xcel Energy, Inc.                                             63,411  2,634,727       0.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                                                                     PERCENTAGE
                                                                           SHARES       VALUE+     OF NET ASSETS**
                                                                         ---------- -------------- ---------------
Utilities -- (Continued)
#           York Water Co. (The)                                                900 $       28,440        0.0%
                                                                                    --------------      -----
Total Utilities                                                                         92,945,573        3.5%
                                                                                    --------------      -----
TOTAL COMMON STOCKS                                                                  2,612,718,911       99.1%
                                                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Community Health Systems, Inc. Contingent Value Rights
              12/31/49                                                       27,224            231        0.0%
(degrees)*  Dyax Corp. Contingent Value Rights                               15,701         17,428        0.0%
(degrees)#* Great Elm Capital Group, Inc. Rights 11/01/16                       479             21        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                         26,773         27,172        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         26,773          1,307        0.0%
                                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                                       46,159        0.0%
                                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                                          2,612,765,070
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.260%                                               22,381,273     22,381,273        0.8%
                                                                                    --------------      -----
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@        DFA Short Term Investment Fund                               20,372,178    235,746,845        9.0%
                                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,671,540,219)                                 $2,870,893,188      108.9%
                                                                                    ==============      =====

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------------
                                             LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                         --------------  ------------ ------- --------------
Common Stocks
   Consumer Discretionary                $  344,225,456            --   --    $  344,225,456
   Consumer Staples                         249,567,215            --   --       249,567,215
   Energy                                   181,900,478            --   --       181,900,478
   Financials                               373,240,393            --   --       373,240,393
   Health Care                              356,892,635            --   --       356,892,635
   Industrials                              288,151,489            --   --       288,151,489
   Information Technology                   573,484,331            --   --       573,484,331
   Materials                                 85,419,244            --   --        85,419,244
   Other                                             --            --   --                --
   Real Estate                                3,254,839            --   --         3,254,839
   Telecommunication Services                63,637,258            --   --        63,637,258
   Utilities                                 92,945,573            --   --        92,945,573
Rights/Warrants                                      --  $     46,159   --            46,159
Temporary Cash Investments                   22,381,273            --   --        22,381,273
Securities Lending Collateral                        --   235,746,845   --       235,746,845
Futures Contracts**                            (507,195)           --   --          (507,195)
                                         --------------  ------------   --    --------------
TOTAL                                    $2,634,592,989  $235,793,004   --    $2,870,385,993
                                         ==============  ============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (87.3%)
Consumer Discretionary -- (11.4%)
*   1-800-Flowers.com, Inc. Class A                              152,750 $ 1,458,762       0.0%
    A.H. Belo Corp. Class A                                       51,284     325,653       0.0%
    Aaron's, Inc.                                                234,998   5,806,801       0.2%
#   Abercrombie & Fitch Co. Class A                               57,009     832,901       0.0%
    AMCON Distributing Co.                                           388      35,987       0.0%
*   America's Car-Mart, Inc.                                      44,364   1,812,269       0.1%
#   American Eagle Outfitters, Inc.                              207,367   3,533,534       0.1%
*   American Public Education, Inc.                               23,512     473,767       0.0%
*   Apollo Education Group, Inc.                                 106,553     936,601       0.0%
#   Arctic Cat, Inc.                                              40,462     606,525       0.0%
#   Ark Restaurants Corp.                                         11,046     227,548       0.0%
*   Asbury Automotive Group, Inc.                                    761      38,773       0.0%
#*  Ascena Retail Group, Inc.                                    655,705   3,206,397       0.1%
*   Ascent Capital Group, Inc. Class A                            30,614     623,913       0.0%
#*  AutoNation, Inc.                                              86,540   3,796,510       0.1%
*   Ballantyne Strong, Inc.                                       83,735     569,398       0.0%
#*  Barnes & Noble Education, Inc.                               157,043   1,462,070       0.0%
    Barnes & Noble, Inc.                                         197,235   2,031,520       0.1%
    Bassett Furniture Industries, Inc.                            44,555   1,022,537       0.0%
    Beasley Broadcast Group, Inc. Class A                         30,252     152,773       0.0%
#*  Beazer Homes USA, Inc.                                        11,351     116,121       0.0%
*   Belmond, Ltd. Class A                                        259,778   3,364,125       0.1%
    Big 5 Sporting Goods Corp.                                    53,966     836,473       0.0%
#*  Biglari Holdings, Inc.                                           784     343,533       0.0%
*   BJ's Restaurants, Inc.                                        50,432   1,820,595       0.1%
#   Bob Evans Farms, Inc.                                         48,800   2,011,536       0.1%
#*  Boot Barn Holdings, Inc.                                       2,600      33,280       0.0%
    Bowl America, Inc. Class A                                    11,489     162,914       0.0%
#*  Boyd Gaming Corp.                                            179,677   3,209,031       0.1%
*   Bravo Brio Restaurant Group, Inc.                              1,423       6,404       0.0%
*   Bridgepoint Education, Inc.                                   64,475     435,851       0.0%
*   Bright Horizons Family Solutions, Inc.                         2,401     160,651       0.0%
*   Build-A-Bear Workshop, Inc.                                   89,058   1,202,283       0.0%
*   Cabela's, Inc.                                               208,284  12,832,377       0.3%
#   Cable One, Inc.                                                5,928   3,418,915       0.1%
#   CalAtlantic Group, Inc.                                      385,075  12,445,624       0.3%
    Caleres, Inc.                                                191,145   4,780,536       0.1%
    Callaway Golf Co.                                            325,201   3,320,302       0.1%
*   Cambium Learning Group, Inc.                                  56,997     295,244       0.0%
    Canterbury Park Holding Corp.                                  7,625      82,159       0.0%
*   Career Education Corp.                                       117,754     846,651       0.0%
#*  Carmike Cinemas, Inc.                                         27,278     890,627       0.0%
#   Carriage Services, Inc.                                      139,784   3,304,494       0.1%
*   Carrols Restaurant Group, Inc.                                65,275     815,937       0.0%
#   Cato Corp. (The) Class A                                       4,621     137,105       0.0%
*   Cavco Industries, Inc.                                        26,470   2,445,828       0.1%
*   Century Casinos, Inc.                                            501       3,176       0.0%
*   Century Communities, Inc.                                      7,769     153,049       0.0%
#*  Chegg, Inc.                                                   15,300     101,745       0.0%
    Chico's FAS, Inc.                                            148,527   1,733,310       0.1%
#   Children's Place, Inc. (The)                                  29,455   2,237,107       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Churchill Downs, Inc.                                         52,670 $ 7,163,120       0.2%
    Citi Trends, Inc.                                             29,468     585,234       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                  31,420     180,665       0.0%
    Columbia Sportswear Co.                                        9,424     533,775       0.0%
#*  Conn's, Inc.                                                 111,512   1,059,364       0.0%
#*  Container Store Group, Inc. (The)                              9,100      44,408       0.0%
    Cooper Tire & Rubber Co.                                     147,266   5,412,025       0.2%
*   Cooper-Standard Holding, Inc.                                 23,152   2,113,083       0.1%
    Core-Mark Holding Co., Inc.                                  203,514   7,194,220       0.2%
    CSS Industries, Inc.                                          33,486     840,499       0.0%
    CST Brands, Inc.                                               2,965     142,379       0.0%
    Culp, Inc.                                                    36,886   1,032,808       0.0%
#*  Deckers Outdoor Corp.                                         93,970   4,904,294       0.1%
*   Del Frisco's Restaurant Group, Inc.                           20,013     286,186       0.0%
#*  Del Taco Restaurants, Inc.                                    25,951     348,003       0.0%
#*  Delta Apparel, Inc.                                           17,375     286,688       0.0%
#*  Destination XL Group, Inc.                                    67,160     271,998       0.0%
    DeVry Education Group, Inc.                                   92,499   2,099,727       0.1%
#   Dillard's, Inc. Class A                                      169,983  10,419,958       0.3%
    DineEquity, Inc.                                              41,485   3,281,463       0.1%
*   Dixie Group, Inc. (The)                                       70,400     281,600       0.0%
#*  Dorman Products, Inc.                                         71,720   4,607,293       0.1%
    Dover Motorsports, Inc.                                       99,257     238,217       0.0%
#   Drew Industries, Inc.                                            245      21,940       0.0%
#   DSW, Inc. Class A                                            191,084   3,968,815       0.1%
    Educational Development Corp.                                  2,276      21,281       0.0%
#*  El Pollo Loco Holdings, Inc.                                     898      10,956       0.0%
*   Eldorado Resorts, Inc.                                        53,685     649,589       0.0%
*   Emerson Radio Corp.                                          124,871     124,484       0.0%
    Entercom Communications Corp. Class A                         39,027     515,156       0.0%
#   Escalade, Inc.                                                24,227     294,358       0.0%
#   Ethan Allen Interiors, Inc.                                   63,061   1,935,973       0.1%
#*  EW Scripps Co. (The) Class A                                 354,768   4,704,224       0.1%
*   Express, Inc.                                                139,443   1,676,105       0.1%
#*  Federal-Mogul Holdings Corp.                                  95,790     887,015       0.0%
#   Finish Line, Inc. (The) Class A                               94,249   1,855,763       0.1%
    Flanigan's Enterprises, Inc.                                   5,016     116,497       0.0%
    Flexsteel Industries, Inc.                                    26,545   1,112,235       0.0%
#*  Fossil Group, Inc.                                            38,600   1,052,622       0.0%
#   Fred's, Inc. Class A                                         185,225   1,691,104       0.1%
*   FTD Cos., Inc.                                                98,787   1,987,594       0.1%
#*  G-III Apparel Group, Ltd.                                    130,886   3,418,742       0.1%
#*  Gaia, Inc.                                                     1,541      11,403       0.0%
#   GameStop Corp. Class A                                       431,501  10,377,599       0.3%
*   Gaming Partners International Corp.                              100       1,039       0.0%
    Gannett Co., Inc.                                            251,340   1,952,912       0.1%
#*  Genesco, Inc.                                                 87,141   4,688,186       0.1%
#   Gentex Corp.                                                 105,621   1,786,051       0.1%
#*  Global Eagle Entertainment, Inc.                              10,551      84,936       0.0%
    Graham Holdings Co. Class B                                   13,857   6,582,075       0.2%
*   Gray Television, Inc.                                        226,443   2,015,343       0.1%
*   Gray Television, Inc. Class A                                  2,809      24,017       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Green Brick Partners, Inc.                                     1,317 $   10,075       0.0%
    Group 1 Automotive, Inc.                                     122,299  7,370,961       0.2%
    Guess?, Inc.                                                 201,786  2,724,111       0.1%
    Harman International Industries, Inc.                         14,115  1,125,107       0.0%
    Harte-Hanks, Inc.                                             87,319    123,120       0.0%
    Haverty Furniture Cos., Inc.                                 108,607  1,927,774       0.1%
    Haverty Furniture Cos., Inc. Class A                             700     12,425       0.0%
*   Helen of Troy, Ltd.                                          120,833  9,847,889       0.3%
#*  Hemisphere Media Group, Inc.                                   2,000     23,400       0.0%
#*  hhgregg, Inc.                                                 29,108     49,484       0.0%
    Hooker Furniture Corp.                                        53,234  1,400,054       0.0%
*   Horizon Global Corp.                                          48,029    962,501       0.0%
*   Iconix Brand Group, Inc.                                     136,394  1,074,785       0.0%
    ILG, Inc.                                                     22,088    361,801       0.0%
    International Game Technology P.L.C.                         145,862  4,189,157       0.1%
    International Speedway Corp. Class A                         125,710  4,135,859       0.1%
*   Intrawest Resorts Holdings, Inc.                              10,513    172,518       0.0%
#*  iRobot Corp.                                                   1,711     86,748       0.0%
*   Isle of Capri Casinos, Inc.                                   56,521  1,186,941       0.0%
*   J Alexander's Holdings, Inc.                                   5,262     47,358       0.0%
#*  JAKKS Pacific, Inc.                                           25,725    172,358       0.0%
*   JC Penney Co., Inc.                                          237,295  2,038,364       0.1%
    John Wiley & Sons, Inc. Class A                               15,012    774,619       0.0%
    Johnson Outdoors, Inc. Class A                               100,746  3,624,841       0.1%
*   K12, Inc.                                                     47,030    509,805       0.0%
*   Kirkland's, Inc.                                              53,915    658,302       0.0%
#*  Kona Grill, Inc.                                               1,474     15,846       0.0%
*   La Quinta Holdings, Inc.                                      96,180    962,762       0.0%
    La-Z-Boy, Inc.                                               211,867  4,957,688       0.1%
*   Lakeland Industries, Inc.                                     20,007    198,069       0.0%
#*  Lands' End, Inc.                                               1,198     18,689       0.0%
    Lear Corp.                                                    64,583  7,929,501       0.2%
    Lennar Corp. Class B                                          55,123  1,847,723       0.1%
    Libbey, Inc.                                                   3,525     56,435       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                   140,891  3,127,780       0.1%
*   Liberty Ventures Series A                                    140,776  5,616,962       0.2%
    Lifetime Brands, Inc.                                         61,457    869,617       0.0%
#   Lithia Motors, Inc. Class A                                   73,939  6,342,487       0.2%
#*  Live Nation Entertainment, Inc.                              194,698  5,387,294       0.2%
#*  Loral Space & Communications, Inc.                             2,546     98,785       0.0%
*   Luby's, Inc.                                                 108,503    454,628       0.0%
*   M/I Homes, Inc.                                               95,252  2,048,871       0.1%
*   Madison Square Garden Co. (The) Class A                       35,600  5,891,444       0.2%
    Marcus Corp. (The)                                           108,304  2,870,056       0.1%
*   MarineMax, Inc.                                              127,066  2,534,967       0.1%
#   Marriott Vacations Worldwide Corp.                            78,912  5,017,225       0.1%
#*  McClatchy Co. (The) Class A                                   10,612    149,629       0.0%
#   MDC Holdings, Inc.                                           130,909  3,103,852       0.1%
*   Media General, Inc.                                          109,358  1,842,682       0.1%
#   Meredith Corp.                                                86,986  3,944,815       0.1%
*   Meritage Homes Corp.                                          93,172  2,883,673       0.1%
*   Modine Manufacturing Co.                                     147,459  1,614,676       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Monarch Casino & Resort, Inc.                                    8,637 $   204,265       0.0%
#*  Motorcar Parts of America, Inc.                                 56,988   1,495,365       0.0%
    Movado Group, Inc.                                             105,959   2,336,396       0.1%
*   MSG Networks, Inc. Class A                                      60,153   1,148,922       0.0%
*   Murphy USA, Inc.                                                22,484   1,546,450       0.0%
#   NACCO Industries, Inc. Class A                                  24,983   1,827,506       0.1%
*   Nathan's Famous, Inc.                                            8,610     458,913       0.0%
#*  Nautilus, Inc.                                                  32,258     567,741       0.0%
#*  New Home Co., Inc. (The)                                         1,300      13,026       0.0%
    New Media Investment Group, Inc.                                19,381     279,086       0.0%
*   New York & Co., Inc.                                            58,088     127,794       0.0%
#   New York Times Co. (The) Class A                               175,153   1,909,168       0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                             3,895     151,399       0.0%
    Office Depot, Inc.                                           1,398,222   4,404,399       0.1%
#*  Overstock.com, Inc.                                              5,208      76,297       0.0%
    P&F Industries, Inc. Class A                                     1,423      11,455       0.0%
#   Penske Automotive Group, Inc.                                  236,131  10,566,862       0.3%
*   Perfumania Holdings, Inc.                                       27,270      54,540       0.0%
*   Perry Ellis International, Inc.                                 81,166   1,508,876       0.0%
#   Pier 1 Imports, Inc.                                           191,982     827,442       0.0%
#*  Pinnacle Entertainment, Inc.                                    45,175     535,324       0.0%
*   Potbelly Corp.                                                   5,496      71,723       0.0%
    PulteGroup, Inc.                                             1,176,019  21,873,953       0.6%
    PVH Corp.                                                       16,256   1,739,067       0.1%
#*  Radio One, Inc. Class D                                         33,283      83,208       0.0%
    RCI Hospitality Holdings, Inc.                                  40,210     466,838       0.0%
*   Reading International, Inc. Class A                             13,960     184,132       0.0%
*   Reading International, Inc. Class B                              6,238      94,412       0.0%
*   Red Lion Hotels Corp.                                           79,093     664,381       0.0%
*   Red Robin Gourmet Burgers, Inc.                                 59,273   2,726,558       0.1%
*   Regis Corp.                                                    117,902   1,494,997       0.0%
#   Rent-A-Center, Inc.                                            188,962   1,906,627       0.1%
    Rocky Brands, Inc.                                              19,704     210,833       0.0%
*   Ruby Tuesday, Inc.                                             156,506     464,823       0.0%
    Saga Communications, Inc. Class A                               34,254   1,438,668       0.0%
    Salem Media Group, Inc.                                         50,625     275,906       0.0%
    Scholastic Corp.                                               140,916   5,390,037       0.2%
*   Sequential Brands Group, Inc.                                    4,118      29,650       0.0%
    Service Corp. International                                    469,211  12,011,802       0.3%
*   Shiloh Industries, Inc.                                        111,537     779,644       0.0%
    Shoe Carnival, Inc.                                            115,172   2,921,914       0.1%
*   Shutterfly, Inc.                                                16,509     808,941       0.0%
*   Skechers U.S.A., Inc. Class A                                   93,500   1,966,305       0.1%
#   Sonic Automotive, Inc. Class A                                  68,762   1,230,840       0.0%
    Spartan Motors, Inc.                                           101,274     865,893       0.0%
    Speedway Motorsports, Inc.                                     190,035   3,574,558       0.1%
#   Stage Stores, Inc.                                              79,888     406,630       0.0%
    Standard Motor Products, Inc.                                  123,563   6,042,231       0.2%
    Stanley Furniture Co., Inc.                                     54,524      75,243       0.0%
    Staples, Inc.                                                  637,484   4,717,382       0.1%
    Stein Mart, Inc.                                                29,940     180,239       0.0%
*   Stoneridge, Inc.                                                67,036     993,474       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Strattec Security Corp.                                         15,109 $    536,370       0.0%
    Superior Industries International, Inc.                        138,538    3,394,181       0.1%
    Superior Uniform Group, Inc.                                    78,672    1,399,575       0.0%
*   Sypris Solutions, Inc.                                          17,149       16,978       0.0%
#   Tailored Brands, Inc.                                           36,243      572,639       0.0%
*   Tandy Leather Factory, Inc.                                     44,974      332,808       0.0%
#*  Taylor Morrison Home Corp. Class A                               1,900       32,414       0.0%
    TEGNA, Inc.                                                    412,001    8,083,460       0.2%
*   Tilly's, Inc. Class A                                            5,784       53,676       0.0%
    Time, Inc.                                                     323,411    4,204,343       0.1%
*   Toll Brothers, Inc.                                            526,217   14,439,394       0.4%
*   TopBuild Corp.                                                  50,704    1,527,712       0.0%
    Tower International, Inc.                                        6,440      139,748       0.0%
*   Townsquare Media, Inc. Class A                                   1,900       15,922       0.0%
*   Trans World Entertainment Corp.                                 62,666      244,397       0.0%
*   TRI Pointe Group, Inc.                                         433,406    4,693,787       0.1%
#*  Tuesday Morning Corp.                                          189,888      939,946       0.0%
*   UCP, Inc. Class A                                               16,426      149,477       0.0%
*   Unifi, Inc.                                                     94,608    2,719,980       0.1%
*   Universal Electronics, Inc.                                     25,611    1,796,612       0.1%
    Vail Resorts, Inc.                                              19,069    3,040,361       0.1%
#*  Vera Bradley, Inc.                                              64,181      858,100       0.0%
*   Vista Outdoor, Inc.                                             38,155    1,475,454       0.0%
    Visteon Corp.                                                    9,494      670,371       0.0%
#*  Vitamin Shoppe, Inc.                                            52,778    1,322,089       0.0%
*   VOXX International Corp.                                        54,800      224,680       0.0%
*   WCI Communities, Inc.                                           30,911      715,590       0.0%
#   Wendy's Co. (The)                                            1,307,950   14,178,178       0.4%
*   West Marine, Inc.                                               89,263      714,104       0.0%
#   Weyco Group, Inc.                                               12,336      312,224       0.0%
#*  William Lyon Homes Class A                                      16,669      297,708       0.0%
    Winnebago Industries, Inc.                                      56,546    1,597,424       0.0%
    Wolverine World Wide, Inc.                                      61,732    1,317,978       0.0%
#*  ZAGG, Inc.                                                      56,172      365,118       0.0%
#*  Zumiez, Inc.                                                     6,608      147,028       0.0%
                                                                           ------------      ----
Total Consumer Discretionary                                                492,064,717      13.0%
                                                                           ------------      ----
Consumer Staples -- (3.8%)
    Alico, Inc.                                                      8,529      223,033       0.0%
#*  Alliance One International, Inc.                                19,788      293,852       0.0%
    Andersons, Inc. (The)                                          126,005    4,794,490       0.1%
*   Bridgford Foods Corp.                                            2,376       27,086       0.0%
#   Cal-Maine Foods, Inc.                                            6,788      262,356       0.0%
#   Casey's General Stores, Inc.                                     6,244      705,510       0.0%
*   CCA Industries, Inc.                                             9,091       27,273       0.0%
#*  Central Garden & Pet Co.                                        61,250    1,489,600       0.0%
*   Central Garden & Pet Co. Class A                               176,558    4,120,864       0.1%
#*  Chefs' Warehouse, Inc. (The)                                    23,860      272,004       0.0%
#   Coca-Cola Bottling Co. Consolidated                              5,966      842,996       0.0%
#*  Craft Brew Alliance, Inc.                                       90,069    1,445,607       0.0%
*   Darling Ingredients, Inc.                                      462,528    6,290,381       0.2%
#   Dean Foods Co.                                                 236,973    4,327,127       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
*   Edgewell Personal Care Co.                                    12,003 $    905,026       0.0%
    Energizer Holdings, Inc.                                      12,003      558,260       0.0%
#*  Farmer Brothers Co.                                           42,859    1,401,489       0.0%
    Fresh Del Monte Produce, Inc.                                253,809   15,317,373       0.4%
#*  Hain Celestial Group, Inc. (The)                             181,064    6,585,298       0.2%
    Ingles Markets, Inc. Class A                                  64,005    2,528,198       0.1%
    Ingredion, Inc.                                              176,275   23,121,992       0.6%
    Inter Parfums, Inc.                                           24,691      804,927       0.0%
    J&J Snack Foods Corp.                                            800       97,720       0.0%
#   John B. Sanfilippo & Son, Inc.                                47,866    2,425,849       0.1%
*   Landec Corp.                                                 114,200    1,513,150       0.1%
    Mannatech, Inc.                                                8,479      146,687       0.0%
#   MGP Ingredients, Inc.                                         59,094    2,080,700       0.1%
*   Natural Alternatives International, Inc.                      13,307      167,668       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                       4,400       52,272       0.0%
*   Nutraceutical International Corp.                             63,201    1,820,189       0.1%
    Oil-Dri Corp. of America                                      28,763      971,039       0.0%
*   Omega Protein Corp.                                          123,884    2,762,613       0.1%
#   Orchids Paper Products Co.                                    26,167      671,445       0.0%
    Pinnacle Foods, Inc.                                         161,103    8,283,916       0.2%
*   Post Holdings, Inc.                                          241,751   18,428,679       0.5%
*   Primo Water Corp.                                              1,862       24,374       0.0%
#   Sanderson Farms, Inc.                                         45,028    4,051,619       0.1%
*   Seaboard Corp.                                                 2,639    8,933,015       0.2%
*   Seneca Foods Corp. Class A                                    29,598      870,181       0.0%
*   Seneca Foods Corp. Class B                                     1,786       58,938       0.0%
#*  Smart & Final Stores, Inc.                                     3,236       38,832       0.0%
#   Snyder's-Lance, Inc.                                          99,442    3,537,152       0.1%
    SpartanNash Co.                                              230,863    6,464,164       0.2%
#   Spectrum Brands Holdings, Inc.                                55,368    7,487,968       0.2%
#*  TreeHouse Foods, Inc.                                         45,157    3,950,334       0.1%
*   United Natural Foods, Inc.                                    84,081    3,509,541       0.1%
#   Universal Corp.                                              108,949    5,905,036       0.2%
    Village Super Market, Inc. Class A                            12,316      368,248       0.0%
    Weis Markets, Inc.                                            47,949    2,667,403       0.1%
                                                                         ------------       ---
Total Consumer Staples                                                    163,633,474       4.3%
                                                                         ------------       ---
Energy -- (5.5%)
    Adams Resources & Energy, Inc.                                23,604      862,490       0.0%
#   Alon USA Energy, Inc.                                        159,753    1,287,609       0.0%
#*  Antero Resources Corp.                                        63,527    1,681,560       0.1%
    Archrock, Inc.                                                53,429      619,776       0.0%
*   Barnwell Industries, Inc.                                     24,887       39,819       0.0%
#   Bristow Group, Inc.                                          117,000    1,171,170       0.0%
*   Callon Petroleum Co.                                         199,113    2,586,478       0.1%
*   Clayton Williams Energy, Inc.                                  9,265      808,927       0.0%
*   Clean Energy Fuels Corp.                                      67,064      275,633       0.0%
    CONSOL Energy, Inc.                                          679,232   11,512,982       0.3%
*   Contango Oil & Gas Co.                                        61,472      481,326       0.0%
#   CVR Energy, Inc.                                              55,336      733,755       0.0%
*   Dawson Geophysical Co.                                        52,861      346,240       0.0%
    Delek US Holdings, Inc.                                      204,158    3,450,270       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
#   DHT Holdings, Inc.                                           267,508 $ 1,088,758       0.0%
#   Diamond Offshore Drilling, Inc.                              266,866   4,400,620       0.1%
#*  Dorian LPG, Ltd.                                              53,065     298,756       0.0%
#*  Dril-Quip, Inc.                                               55,207   2,622,333       0.1%
#*  Earthstone Energy, Inc.                                        1,896      16,173       0.0%
*   Eclipse Resources Corp.                                       23,196      63,557       0.0%
    EnLink Midstream LLC                                         137,887   2,102,777       0.1%
*   Era Group, Inc.                                               74,042     559,017       0.0%
*   Exterran Corp.                                               125,763   1,988,313       0.1%
*   FMC Technologies, Inc.                                       252,913   8,161,503       0.2%
#*  Forum Energy Technologies, Inc.                              248,372   4,470,696       0.1%
#   GasLog, Ltd.                                                     559       8,581       0.0%
#   Green Plains, Inc.                                           135,748   3,529,448       0.1%
    Gulf Island Fabrication, Inc.                                 41,467     414,670       0.0%
#*  Gulfmark Offshore, Inc. Class A                               40,870      47,001       0.0%
*   Helix Energy Solutions Group, Inc.                           324,761   2,831,916       0.1%
#   Helmerich & Payne, Inc.                                      299,637  18,910,091       0.5%
#   HollyFrontier Corp.                                          282,114   7,038,744       0.2%
#*  Hornbeck Offshore Services, Inc.                              76,861     305,138       0.0%
#*  Jones Energy, Inc. Class A                                     8,900      36,490       0.0%
#*  Kosmos Energy, Ltd.                                          156,479     815,256       0.0%
#*  Matador Resources Co.                                         16,113     351,425       0.0%
*   Matrix Service Co.                                            84,421   1,494,252       0.0%
#*  McDermott International, Inc.                                260,332   1,338,107       0.0%
*   Mitcham Industries, Inc.                                      40,012     118,436       0.0%
    Nabors Industries, Ltd.                                      877,769  10,445,451       0.3%
*   Natural Gas Services Group, Inc.                              67,821   1,471,716       0.0%
*   Newfield Exploration Co.                                      23,578     957,031       0.0%
*   Newpark Resources, Inc.                                      343,498   2,164,037       0.1%
    Noble Corp. P.L.C.                                           422,757   2,088,420       0.1%
*   Oasis Petroleum, Inc.                                        407,365   4,273,259       0.1%
#   Oceaneering International, Inc.                              112,370   2,674,406       0.1%
*   Oil States International, Inc.                               164,987   4,825,870       0.1%
    Overseas Shipholding Group, Inc. Class A                          90         788       0.0%
    Panhandle Oil and Gas, Inc. Class A                            4,250      76,500       0.0%
*   Par Pacific Holdings, Inc.                                     8,539     108,787       0.0%
*   Parker Drilling Co.                                          368,718     737,436       0.0%
#   Patterson-UTI Energy, Inc.                                   437,381   9,832,325       0.3%
#   PBF Energy, Inc. Class A                                     200,273   4,365,951       0.1%
*   PDC Energy, Inc.                                             106,340   6,521,832       0.2%
*   PHI, Inc. Non-Voting                                          50,059     779,919       0.0%
*   PHI, Inc. Voting                                                 787      11,884       0.0%
#*  Pioneer Energy Services Corp.                                207,042     734,999       0.0%
    QEP Resources, Inc.                                          151,512   2,434,798       0.1%
    Range Resources Corp.                                        181,917   6,146,975       0.2%
#*  Renewable Energy Group, Inc.                                 184,779   1,616,816       0.0%
#*  REX American Resources Corp.                                  43,724   3,453,759       0.1%
*   Rice Energy, Inc.                                            133,610   2,951,445       0.1%
*   RigNet, Inc.                                                   5,900      88,500       0.0%
*   Ring Energy, Inc.                                             13,123     121,125       0.0%
#   Rowan Cos. P.L.C. Class A                                    307,449   4,079,848       0.1%
#*  RPC, Inc.                                                     14,022     242,160       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
*   RSP Permian, Inc.                                              245,432 $  8,860,095       0.2%
#   Scorpio Tankers, Inc.                                          578,929    2,217,298       0.1%
*   SEACOR Holdings, Inc.                                           69,960    3,449,728       0.1%
#   SemGroup Corp. Class A                                         107,761    3,475,292       0.1%
#   Ship Finance International, Ltd.                                53,723      679,596       0.0%
    SM Energy Co.                                                   12,542      421,787       0.0%
*   Southwestern Energy Co.                                          9,797      101,791       0.0%
#   Superior Energy Services, Inc.                                 206,907    2,929,803       0.1%
#*  Synergy Resources Corp.                                        179,822    1,229,982       0.0%
#   Targa Resources Corp.                                          167,165    7,338,544       0.2%
#   Teekay Tankers, Ltd. Class A                                   344,924      734,688       0.0%
#   Tesco Corp.                                                    146,703    1,004,916       0.0%
    Tesoro Corp.                                                    68,302    5,803,621       0.2%
*   TETRA Technologies, Inc.                                       128,936      702,701       0.0%
#*  Transocean, Ltd.                                             1,076,889   10,348,903       0.3%
#*  Unit Corp.                                                     121,002    2,072,764       0.1%
#   Western Refining, Inc.                                         228,917    6,604,255       0.2%
#*  Whiting Petroleum Corp.                                        500,751    4,126,188       0.1%
*   Willbros Group, Inc.                                            87,439      132,907       0.0%
    World Fuel Services Corp.                                        5,085      204,671       0.0%
*   WPX Energy, Inc.                                               877,234    9,526,761       0.3%
                                                                           ------------       ---
Total Energy                                                                234,042,421       6.2%
                                                                           ------------       ---
Financials -- (24.7%)
    1st Constitution Bancorp                                           865       11,678       0.0%
    1st Source Corp.                                               215,054    7,432,266       0.2%
    A-Mark Precious Metals, Inc.                                       756       11,529       0.0%
#   Access National Corp.                                           12,288      289,628       0.0%
    ACNB Corp.                                                         497       13,369       0.0%
*   Alleghany Corp.                                                 19,620   10,128,040       0.3%
    Allied World Assurance Co. Holdings AG                         454,224   19,522,548       0.5%
#*  Ambac Financial Group, Inc.                                     65,248    1,203,826       0.0%
    American Equity Investment Life Holding Co.                    318,969    5,719,114       0.2%
    American Financial Group, Inc.                                 370,385   27,593,682       0.7%
    American National Bankshares, Inc.                              15,485      418,869       0.0%
    American National Insurance Co.                                 41,466    4,858,157       0.1%
*   American River Bankshares                                        8,728      106,743       0.0%
    Ameris Bancorp                                                  72,601    2,635,416       0.1%
#   AMERISAFE, Inc.                                                 88,937    4,944,897       0.1%
    AmeriServ Financial, Inc.                                      161,549      525,034       0.0%
*   Arch Capital Group, Ltd.                                        75,397    5,878,704       0.2%
    Argo Group International Holdings, Ltd.                        189,021   10,509,568       0.3%
    Arrow Financial Corp.                                            1,727       54,573       0.0%
    Aspen Insurance Holdings, Ltd.                                 254,728   12,290,626       0.3%
    Associated Banc-Corp                                           450,248    9,140,034       0.3%
    Assurant, Inc.                                                 319,133   25,696,589       0.7%
    Assured Guaranty, Ltd.                                         448,331   13,400,614       0.4%
*   Asta Funding, Inc.                                              54,947      538,481       0.0%
    Astoria Financial Corp.                                        315,078    4,609,591       0.1%
    Atlantic American Corp.                                          9,523       36,187       0.0%
*   Atlantic Coast Financial Corp.                                   6,282       40,330       0.0%
*   Atlanticus Holdings Corp.                                       55,958      193,055       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
*   Atlas Financial Holdings, Inc.                                 1,510 $    25,897       0.0%
    Auburn National Bancorporation, Inc.                             513      14,236       0.0%
    Axis Capital Holdings, Ltd.                                  318,918  18,168,758       0.5%
    Baldwin & Lyons, Inc. Class A                                    276       6,612       0.0%
    Baldwin & Lyons, Inc. Class B                                 58,678   1,443,479       0.0%
#   Banc of California, Inc.                                      60,270     801,591       0.0%
    BancFirst Corp.                                                6,060     434,502       0.0%
    Bancorp of New Jersey, Inc.                                      541       6,113       0.0%
*   Bancorp, Inc. (The)                                          102,969     641,497       0.0%
    BancorpSouth, Inc.                                           269,823   6,340,840       0.2%
    Bank Mutual Corp.                                            143,472   1,119,082       0.0%
    Bank of Commerce Holdings                                      3,841      28,039       0.0%
#   Bank of Marin Bancorp                                          1,602      81,302       0.0%
    BankFinancial Corp.                                           71,593     899,924       0.0%
    Banner Corp.                                                  44,931   2,028,185       0.1%
#   Bar Harbor Bankshares                                         20,276     737,033       0.0%
*   BBX Capital Corp. Class A                                        329       6,698       0.0%
    BCB Bancorp, Inc.                                              6,576      77,597       0.0%
    Bear State Financial, Inc.                                     9,438      83,432       0.0%
    Beneficial Bancorp, Inc.                                     128,786   1,867,397       0.1%
    Berkshire Bancorp, Inc.                                        2,534      20,652       0.0%
    Berkshire Hills Bancorp, Inc.                                131,789   3,894,365       0.1%
#   Blue Hills Bancorp, Inc.                                       3,420      53,181       0.0%
    BNC Bancorp                                                   16,060     399,894       0.0%
#*  BofI Holding, Inc.                                           227,512   4,238,549       0.1%
#   BOK Financial Corp.                                          105,640   7,502,553       0.2%
#   Boston Private Financial Holdings, Inc.                      258,828   3,403,588       0.1%
#   Bridge Bancorp, Inc.                                           4,683     129,017       0.0%
    Brookline Bancorp, Inc.                                      227,894   2,917,043       0.1%
    Bryn Mawr Bank Corp.                                          36,318   1,140,385       0.0%
*   BSB Bancorp, Inc.                                                435      10,658       0.0%
    C&F Financial Corp.                                            4,020     168,036       0.0%
    Calamos Asset Management, Inc. Class A                        27,968     180,673       0.0%
    California First National Bancorp                             17,918     252,644       0.0%
    Camden National Corp.                                         37,486   1,237,788       0.0%
#   Capital Bank Financial Corp. Class A                          45,888   1,502,832       0.0%
    Capital City Bank Group, Inc.                                 37,417     562,752       0.0%
    Capitol Federal Financial, Inc.                              390,051   5,722,048       0.2%
    Cardinal Financial Corp.                                     123,698   3,250,783       0.1%
*   Cascade Bancorp                                              141,007     861,553       0.0%
    Cathay General Bancorp                                       299,120   8,958,644       0.2%
    CenterState Banks, Inc.                                       84,059   1,570,222       0.1%
    Central Pacific Financial Corp.                               44,977   1,152,761       0.0%
    Central Valley Community Bancorp                                 744      10,654       0.0%
    Century Bancorp, Inc. Class A                                  3,160     143,306       0.0%
    Charter Financial Corp.                                        2,814      35,597       0.0%
    Chemical Financial Corp.                                      94,890   4,075,525       0.1%
#   Cincinnati Financial Corp.                                    44,363   3,140,013       0.1%
#   Citizens & Northern Corp.                                      1,746      36,526       0.0%
#   Citizens Community Bancorp, Inc.                              29,400     318,990       0.0%
    Citizens Holding Co.                                           1,122      25,918       0.0%
#*  Citizens, Inc.                                               167,031   1,299,501       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    City Holding Co.                                                14,788 $   772,969       0.0%
    Clifton Bancorp, Inc.                                           22,265     340,432       0.0%
    CNB Financial Corp.                                              3,982      77,848       0.0%
    CNO Financial Group, Inc.                                    1,201,584  18,119,887       0.5%
    CoBiz Financial, Inc.                                          131,357   1,670,861       0.1%
    Codorus Valley Bancorp, Inc.                                     5,851     122,278       0.0%
*   Colony Bankcorp, Inc.                                            4,653      46,414       0.0%
    Columbia Banking System, Inc.                                  151,543   5,003,950       0.1%
    Commercial National Financial Corp.                                459       9,088       0.0%
#   Community Bank System, Inc.                                    123,495   5,817,849       0.2%
    Community Trust Bancorp, Inc.                                   36,430   1,331,516       0.0%
    Community West Bancshares                                       16,252     132,454       0.0%
    ConnectOne Bancorp, Inc.                                        47,808     877,277       0.0%
*   Consumer Portfolio Services, Inc.                               85,246     381,902       0.0%
#*  Cowen Group, Inc. Class A                                      236,383     768,245       0.0%
*   CU Bancorp                                                       1,160      27,260       0.0%
*   Customers Bancorp, Inc.                                         35,646     964,937       0.0%
#   CVB Financial Corp.                                             52,409     879,423       0.0%
    Dime Community Bancshares, Inc.                                 85,902   1,391,612       0.0%
    Donegal Group, Inc. Class A                                     69,213   1,041,656       0.0%
    Donegal Group, Inc. Class B                                      6,421     118,307       0.0%
*   E*TRADE Financial Corp.                                        290,073   8,168,456       0.2%
*   Eagle Bancorp, Inc.                                                585      28,753       0.0%
    East West Bancorp, Inc.                                            850      33,584       0.0%
    Eastern Virginia Bankshares, Inc.                                9,379      77,377       0.0%
    EMC Insurance Group, Inc.                                      206,253   5,022,261       0.1%
#*  Emergent Capital, Inc.                                           4,306      11,928       0.0%
    Employers Holdings, Inc.                                        97,123   3,044,806       0.1%
#*  Encore Capital Group, Inc.                                      80,657   1,601,041       0.1%
    Endurance Specialty Holdings, Ltd.                             348,737  32,066,367       0.9%
#*  Enova International, Inc.                                       42,658     400,985       0.0%
*   Enstar Group, Ltd.                                               5,149     868,121       0.0%
#   Enterprise Bancorp, Inc.                                         7,891     205,955       0.0%
    Enterprise Financial Services Corp.                             42,119   1,394,139       0.0%
    ESSA Bancorp, Inc.                                              21,306     287,205       0.0%
    Evans Bancorp, Inc.                                              8,434     229,405       0.0%
    EverBank Financial Corp.                                       153,589   2,965,804       0.1%
    Everest Re Group, Ltd.                                          51,102  10,400,279       0.3%
#*  Ezcorp, Inc. Class A                                            52,628     513,123       0.0%
    Farmers Capital Bank Corp.                                       6,260     196,564       0.0%
    Farmers National Banc Corp.                                      5,782      60,711       0.0%
    FBL Financial Group, Inc. Class A                              126,005   7,976,116       0.2%
*   FCB Financial Holdings, Inc. Class A                            21,854     815,154       0.0%
    Federal Agricultural Mortgage Corp. Class A                      2,471     117,348       0.0%
    Federal Agricultural Mortgage Corp. Class C                     43,772   1,787,211       0.1%
    Federated National Holding Co.                                  55,257     989,653       0.0%
#   Fidelity & Guaranty Life                                         4,011      88,643       0.0%
    Fidelity Southern Corp.                                         40,509     738,479       0.0%
    Financial Institutions, Inc.                                    25,514     685,051       0.0%
*   First Acceptance Corp.                                          99,021      85,158       0.0%
    First American Financial Corp.                                 291,331  11,379,389       0.3%
#   First Bancorp(318910106)                                        68,195   1,348,215       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Financials -- (Continued)
*          First BanCorp(318672706)                                     165,571 $   849,379       0.0%
           First Bancorp, Inc.                                           18,788     444,712       0.0%
           First Bancshares, Inc. (The)                                     271       5,827       0.0%
           First Busey Corp.                                             52,057   1,203,037       0.0%
           First Business Financial Services, Inc.                        5,400     101,790       0.0%
           First Citizens BancShares, Inc. Class A                       20,291   5,904,681       0.2%
           First Commonwealth Financial Corp.                           285,908   2,904,825       0.1%
           First Community Bancshares, Inc.                              39,339     891,028       0.0%
           First Connecticut Bancorp., Inc.                               6,781     120,363       0.0%
           First Defiance Financial Corp.                                36,856   1,455,075       0.0%
           First Federal of Northern Michigan Bancorp, Inc.               5,000      33,875       0.0%
           First Financial Bancorp                                      117,414   2,524,401       0.1%
           First Financial Corp.                                         45,672   1,831,447       0.1%
           First Financial Northwest, Inc.                              111,813   1,777,827       0.1%
*          First Foundation, Inc.                                           720      17,813       0.0%
#          First Horizon National Corp.                                 119,916   1,847,906       0.1%
           First Interstate BancSystem, Inc. Class A                     48,462   1,545,938       0.1%
           First Merchants Corp.                                        165,434   4,656,967       0.1%
           First Midwest Bancorp, Inc.                                  250,373   4,834,703       0.1%
#*         First NBC Bank Holding Co.                                    15,583      84,148       0.0%
           First of Long Island Corp. (The)                                 400      12,780       0.0%
(degrees)* First Place Financial Corp.                                  114,087          --       0.0%
           First South Bancorp, Inc.                                        967       9,380       0.0%
*          First United Corp.                                             3,679      43,044       0.0%
           FirstCash, Inc.                                              104,660   4,939,952       0.1%
*          Flagstar Bancorp, Inc.                                        90,284   2,476,490       0.1%
           Flushing Financial Corp.                                     119,416   2,557,891       0.1%
#          FNB Corp.                                                    662,307   8,656,352       0.2%
#          FNF Group                                                     91,432   3,283,323       0.1%
*          FNFV Group                                                    30,474     367,212       0.0%
           Fulton Financial Corp.                                       633,074   9,432,803       0.3%
           Gain Capital Holdings, Inc.                                   36,451     167,675       0.0%
#*         Genworth Financial, Inc. Class A                             281,302   1,164,590       0.0%
#          German American Bancorp, Inc.                                 61,710   2,402,370       0.1%
           Glacier Bancorp, Inc.                                         96,656   2,731,499       0.1%
*          Global Indemnity P.L.C.                                       60,021   1,803,031       0.1%
           Great Southern Bancorp, Inc.                                  28,642   1,184,347       0.0%
           Great Western Bancorp, Inc.                                   11,691     376,918       0.0%
#*         Green Bancorp, Inc.                                            1,500      15,525       0.0%
*          Green Dot Corp. Class A                                      121,576   2,698,987       0.1%
#*         Greenlight Capital Re, Ltd. Class A                           88,389   1,758,941       0.1%
           Guaranty Bancorp                                              22,060     419,140       0.0%
           Guaranty Federal Bancshares, Inc.                             14,051     232,825       0.0%
*          Hallmark Financial Services, Inc.                             69,665     721,729       0.0%
           Hancock Holding Co.                                          206,470   6,927,068       0.2%
           Hanmi Financial Corp.                                         75,910   1,897,750       0.1%
           Hanover Insurance Group, Inc. (The)                          140,426  10,699,057       0.3%
           Harleysville Savings Financial Corp.                           1,426      26,310       0.0%
           Hawthorn Bancshares, Inc.                                      9,872     142,650       0.0%
#          HCI Group, Inc.                                               31,155     844,612       0.0%
           Heartland Financial USA, Inc.                                 13,889     520,143       0.0%
           Heritage Commerce Corp.                                       54,060     586,551       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Heritage Financial Corp.                                      38,087 $   700,801       0.0%
#   Heritage Insurance Holdings, Inc.                             18,493     218,032       0.0%
*   Hilltop Holdings, Inc.                                       306,847   7,579,121       0.2%
    Hingham Institution for Savings                                1,253     179,743       0.0%
*   HMN Financial, Inc.                                           20,785     305,539       0.0%
#   Home Bancorp, Inc.                                             5,323     152,823       0.0%
*   HomeStreet, Inc.                                              34,975     963,561       0.0%
*   HomeTrust Bancshares, Inc.                                    14,464     269,030       0.0%
    Hope Bancorp, Inc.                                           372,971   6,019,752       0.2%
    HopFed Bancorp, Inc.                                          27,899     317,491       0.0%
    Horace Mann Educators Corp.                                  251,498   9,041,353       0.2%
#   Horizon Bancorp                                               15,980     463,420       0.0%
    Huntington Bancshares, Inc.                                  594,811   6,304,997       0.2%
    Iberiabank Corp.                                             121,472   7,974,637       0.2%
    Independence Holding Co.                                      47,444     832,642       0.0%
    Independent Bank Corp.(453836108)                             73,364   4,046,025       0.1%
    Independent Bank Corp.(453838609)                             43,229     726,247       0.0%
    Independent Bank Group, Inc.                                   3,290     158,907       0.0%
    Infinity Property & Casualty Corp.                            91,263   7,479,003       0.2%
#   Interactive Brokers Group, Inc. Class A                       41,338   1,372,008       0.0%
    International Bancshares Corp.                               205,815   6,349,393       0.2%
*   INTL. FCStone, Inc.                                           39,944   1,433,990       0.0%
    Investment Technology Group, Inc.                             96,034   1,470,281       0.0%
#   Investors Bancorp, Inc.                                      790,400   9,690,304       0.3%
    Investors Title Co.                                            7,764     745,344       0.0%
    Janus Capital Group, Inc.                                    430,097   5,513,844       0.2%
*   KCG Holdings, Inc. Class A                                   125,813   1,605,374       0.1%
    Kearny Financial Corp.                                        72,558   1,012,184       0.0%
#   Kemper Corp.                                                 174,423   6,549,584       0.2%
    Kentucky First Federal Bancorp                                   496       4,030       0.0%
    KeyCorp                                                       41,363     584,046       0.0%
    Kingstone Cos., Inc.                                           1,214      12,504       0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                   26,435      53,927       0.0%
    Lake Shore Bancorp, Inc.                                       1,066      14,689       0.0%
    Lake Sunapee Bank Group                                       16,158     294,399       0.0%
    Lakeland Bancorp, Inc.                                       136,571   1,932,480       0.1%
    Lakeland Financial Corp.                                      32,815   1,208,905       0.0%
    Landmark Bancorp, Inc.                                         2,823      74,810       0.0%
    LCNB Corp.                                                       612      10,526       0.0%
    LegacyTexas Financial Group, Inc.                             56,397   1,929,341       0.1%
    Legg Mason, Inc.                                             389,760  11,193,907       0.3%
#*  LendingTree, Inc.                                              1,619     129,277       0.0%
    Leucadia National Corp.                                       14,822     276,727       0.0%
    Macatawa Bank Corp.                                           83,137     675,904       0.0%
    Mackinac Financial Corp.                                      14,051     162,430       0.0%
*   Magyar Bancorp, Inc.                                           6,751      70,514       0.0%
#   Maiden Holdings, Ltd.                                        238,398   3,254,133       0.1%
    MainSource Financial Group, Inc.                             118,760   2,964,250       0.1%
*   Malvern Bancorp, Inc.                                            743      13,151       0.0%
*   Markel Corp.                                                   2,311   2,027,741       0.1%
    Marlin Business Services Corp.                                61,664   1,079,120       0.0%
    MB Financial, Inc.                                           209,158   7,611,260       0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
#*  MBIA, Inc.                                                   521,142 $ 4,012,793       0.1%
    MBT Financial Corp.                                           54,563     480,154       0.0%
    Mercantile Bank Corp.                                         38,174   1,050,548       0.0%
    Merchants Bancshares, Inc.                                    13,907     598,001       0.0%
#   Mercury General Corp.                                         10,281     560,006       0.0%
    Meridian Bancorp, Inc.                                        97,650   1,557,517       0.1%
    Meta Financial Group, Inc.                                    17,309   1,267,884       0.0%
*   MGIC Investment Corp.                                        394,009   3,215,113       0.1%
    Mid Penn Bancorp, Inc.                                           262       4,847       0.0%
#   MidSouth Bancorp, Inc.                                        29,233     299,638       0.0%
    MidWestOne Financial Group, Inc.                              16,967     493,400       0.0%
*   MSB Financial Corp.                                            3,419      45,815       0.0%
    MutualFirst Financial, Inc.                                   17,676     483,439       0.0%
    Nasdaq, Inc.                                                  63,583   4,067,405       0.1%
    National Bank Holdings Corp. Class A                          65,744   1,600,209       0.1%
    National General Holdings Corp.                                2,705      55,588       0.0%
    National Interstate Corp.                                     48,648   1,576,195       0.1%
    National Security Group, Inc. (The)                              193       3,285       0.0%
    National Western Life Group, Inc. Class A                      5,667   1,220,672       0.0%
    Navient Corp.                                                532,166   6,801,081       0.2%
    Navigators Group, Inc. (The)                                  76,756   7,153,659       0.2%
    NBT Bancorp, Inc.                                             48,343   1,629,643       0.1%
    Nelnet, Inc. Class A                                         109,310   4,282,766       0.1%
*   NewStar Financial, Inc.                                      168,719   1,641,636       0.1%
*   Nicholas Financial, Inc.                                       7,550      72,631       0.0%
*   NMI Holdings, Inc. Class A                                    45,959     351,586       0.0%
    Northeast Bancorp                                                522       5,846       0.0%
#   Northfield Bancorp, Inc.                                     114,229   1,879,067       0.1%
    Northrim BanCorp, Inc.                                        24,258     595,534       0.0%
#   Northwest Bancshares, Inc.                                   299,089   4,707,661       0.1%
    Norwood Financial Corp.                                        2,565      74,385       0.0%
    Ocean Shore Holding Co.                                        5,467     131,755       0.0%
#   OceanFirst Financial Corp.                                    40,940     846,639       0.0%
    OFG Bancorp                                                  124,853   1,329,684       0.0%
    Ohio Valley Banc Corp.                                         1,614      38,978       0.0%
    Old Line Bancshares, Inc.                                      2,048      40,315       0.0%
    Old National Bancorp.                                        326,193   4,795,037       0.1%
    Old Republic International Corp.                             782,838  13,198,649       0.4%
    Old Second Bancorp, Inc.                                      44,785     347,084       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       69,605     956,373       0.0%
    Oppenheimer Holdings, Inc. Class A                            13,535     189,490       0.0%
    Opus Bank                                                     17,123     343,316       0.0%
    Oritani Financial Corp.                                       93,026   1,455,857       0.0%
    Orrstown Financial Services, Inc.                                450       9,405       0.0%
    Pacific Continental Corp.                                     30,278     519,268       0.0%
*   Pacific Mercantile Bancorp                                    40,610     227,416       0.0%
*   Pacific Premier Bancorp, Inc.                                 17,590     454,701       0.0%
#   PacWest Bancorp                                              228,548   9,916,698       0.3%
    Park Sterling Corp.                                           90,477     779,007       0.0%
    Parke Bancorp, Inc.                                              770      12,012       0.0%
*   Patriot National Bancorp, Inc.                                   720       9,360       0.0%
    Peapack Gladstone Financial Corp.                             27,286     577,099       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Penns Woods Bancorp, Inc.                                        1,635 $    69,488       0.0%
#   People's United Financial, Inc.                              1,096,518  17,807,452       0.5%
    People's Utah Bancorp                                              600      12,030       0.0%
    Peoples Bancorp of North Carolina, Inc.                          4,643      96,342       0.0%
    Peoples Bancorp, Inc.                                           39,920     988,818       0.0%
#   Peoples Financial Services Corp.                                   341      13,585       0.0%
*   PHH Corp.                                                      183,302   2,661,545       0.1%
*   PICO Holdings, Inc.                                             60,248     729,001       0.0%
#   Pinnacle Financial Partners, Inc.                              116,266   5,999,326       0.2%
*   Piper Jaffray Cos.                                              42,749   2,417,456       0.1%
    Popular, Inc.                                                  169,641   6,157,968       0.2%
#*  PRA Group, Inc.                                                 17,400     555,060       0.0%
    Preferred Bank                                                  21,879     829,652       0.0%
    Premier Financial Bancorp, Inc.                                 17,193     289,186       0.0%
#   Primerica, Inc.                                                 72,216   3,950,215       0.1%
    PrivateBancorp, Inc.                                           107,998   4,885,830       0.1%
    ProAssurance Corp.                                             100,392   5,350,894       0.2%
    Prosperity Bancshares, Inc.                                    192,727  10,690,567       0.3%
    Provident Financial Holdings, Inc.                              26,149     498,923       0.0%
    Provident Financial Services, Inc.                             227,791   5,168,578       0.1%
#   Prudential Bancorp, Inc.                                           156       2,301       0.0%
    QCR Holdings, Inc.                                               5,947     193,277       0.0%
    Radian Group, Inc.                                             439,207   5,968,823       0.2%
*   Regional Management Corp.                                       13,716     305,455       0.0%
    Reinsurance Group of America, Inc.                             249,518  26,913,011       0.7%
    RenaissanceRe Holdings, Ltd.                                   143,959  17,892,664       0.5%
    Renasant Corp.                                                 137,344   4,633,987       0.1%
    Republic Bancorp, Inc. Class A                                  16,730     529,337       0.0%
#*  Republic First Bancorp, Inc.                                     4,394      17,356       0.0%
    Riverview Bancorp, Inc.                                         31,757     166,089       0.0%
#   RLI Corp.                                                       33,932   1,891,370       0.1%
*   Royal Bancshares of Pennsylvania, Inc. Class A                   5,264      13,686       0.0%
    S&T Bancorp, Inc.                                               87,232   2,738,212       0.1%
*   Safeguard Scientifics, Inc.                                     34,352     405,354       0.0%
    Safety Insurance Group, Inc.                                    70,391   4,765,471       0.1%
    Salisbury Bancorp, Inc.                                            490      15,288       0.0%
    Sandy Spring Bancorp, Inc.                                      95,300   3,021,010       0.1%
#*  Santander Consumer USA Holdings, Inc.                           65,000     793,000       0.0%
    SB Financial Group, Inc.                                         1,320      16,856       0.0%
*   Seacoast Banking Corp. of Florida                               19,987     347,974       0.0%
*   Security National Financial Corp. Class A                       10,210      63,813       0.0%
*   Select Bancorp, Inc.                                             6,103      49,434       0.0%
    Selective Insurance Group, Inc.                                222,371   8,216,608       0.2%
    Shore Bancshares, Inc.                                           5,614      71,691       0.0%
    SI Financial Group, Inc.                                        19,230     250,951       0.0%
    Sierra Bancorp                                                   8,712     155,596       0.0%
    Simmons First National Corp. Class A                           115,564   5,703,083       0.2%
#*  SLM Corp.                                                       98,617     695,250       0.0%
    South State Corp.                                               65,411   4,797,897       0.1%
*   Southern First Bancshares, Inc.                                 14,863     394,613       0.0%
    Southern Missouri Bancorp, Inc.                                  2,162      53,164       0.0%
    Southern National Bancorp of Virginia, Inc.                      1,185      15,547       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
#   Southside Bancshares, Inc.                                    53,270 $ 1,737,667       0.1%
    Southwest Bancorp, Inc.                                       68,246   1,272,788       0.0%
    Southwest Georgia Financial Corp.                                731      11,718       0.0%
    State Auto Financial Corp.                                   156,245   3,578,010       0.1%
    State Bank Financial Corp.                                    38,961     859,090       0.0%
    State National Cos., Inc.                                      4,106      42,004       0.0%
    Sterling Bancorp                                             330,916   5,956,488       0.2%
    Stewart Information Services Corp.                            63,392   2,849,470       0.1%
#*  Stifel Financial Corp.                                        60,974   2,386,522       0.1%
    Stock Yards Bancorp, Inc.                                        750      25,575       0.0%
    Stonegate Bank                                                 1,992      69,003       0.0%
    Suffolk Bancorp                                               62,080   2,234,880       0.1%
#   Summit Financial Group, Inc.                                   1,109      21,925       0.0%
    Sun Bancorp, Inc.                                             14,417     331,591       0.0%
    Sussex Bancorp                                                 7,441     123,893       0.0%
#   Synovus Financial Corp.                                      292,437   9,670,892       0.3%
    TCF Financial Corp.                                          478,310   6,839,833       0.2%
    Territorial Bancorp, Inc.                                     12,906     368,079       0.0%
*   Texas Capital Bancshares, Inc.                                57,599   3,415,621       0.1%
    TheStreet, Inc.                                              106,097     111,402       0.0%
    Timberland Bancorp, Inc.                                      52,991     872,232       0.0%
    Tiptree Financial, Inc. Class A                              136,453     791,427       0.0%
#   Tompkins Financial Corp.                                      14,598   1,157,329       0.0%
    Towne Bank                                                    56,914   1,411,467       0.0%
    Trico Bancshares                                              43,565   1,146,631       0.0%
*   TriState Capital Holdings, Inc.                                8,820     155,673       0.0%
    TrustCo Bank Corp. NY                                        207,336   1,451,352       0.0%
#   Trustmark Corp.                                              218,454   6,046,807       0.2%
#   UMB Financial Corp.                                           25,764   1,598,656       0.1%
    Umpqua Holdings Corp.                                        747,607  11,423,435       0.3%
*   Unico American Corp.                                          35,600     403,170       0.0%
    Union Bankshares Corp.                                       200,632   5,603,652       0.2%
    United Bancshares, Inc.                                          590      11,505       0.0%
#   United Bankshares, Inc.                                      125,233   4,721,284       0.1%
    United Community Bancorp                                         870      13,746       0.0%
    United Community Banks, Inc.                                  81,884   1,766,238       0.1%
    United Community Financial Corp.                             164,340   1,207,899       0.0%
    United Financial Bancorp, Inc.                               141,505   2,081,539       0.1%
    United Fire Group, Inc.                                      108,057   4,270,413       0.1%
#   United Insurance Holdings Corp.                               17,304     250,908       0.0%
*   United Security Bancshares                                     1,655      10,263       0.0%
    Unity Bancorp, Inc.                                           27,075     333,022       0.0%
    Universal Insurance Holdings, Inc.                            49,436   1,052,987       0.0%
#   Univest Corp. of Pennsylvania                                 32,795     778,881       0.0%
    Validus Holdings, Ltd.                                       273,291  13,965,170       0.4%
    Valley National Bancorp                                      477,051   4,703,723       0.1%
*   Veritex Holdings, Inc.                                           913      16,096       0.0%
    VSB Bancorp, Inc.                                              1,262      17,327       0.0%
*   Walker & Dunlop, Inc.                                         89,820   2,161,967       0.1%
    Washington Federal, Inc.                                     326,323   8,892,302       0.2%
    Washington Trust Bancorp, Inc.                                17,053     782,733       0.0%
    WashingtonFirst Bankshares, Inc.                                 492      12,029       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Financials -- (Continued)
    Waterstone Financial, Inc.                                    38,741 $      656,660       0.0%
    Wayne Savings Bancshares, Inc.                                 1,300         19,045       0.0%
#   Webster Financial Corp.                                      209,439      8,461,336       0.2%
    WesBanco, Inc.                                               204,893      6,743,029       0.2%
    West Bancorporation, Inc.                                     90,568      1,747,962       0.1%
#   Westamerica Bancorporation                                       551         27,308       0.0%
*   Western Alliance Bancorp                                     109,770      4,101,007       0.1%
#   Western New England Bancorp, Inc.                            119,793        946,361       0.0%
    White Mountains Insurance Group, Ltd.                            715        593,250       0.0%
    Wintrust Financial Corp.                                     182,739      9,858,769       0.3%
#   WR Berkley Corp.                                             223,655     12,770,700       0.3%
    WSFS Financial Corp.                                          28,356        993,878       0.0%
    WVS Financial Corp.                                            1,304         15,974       0.0%
    Yadkin Financial Corp.                                        36,141      1,002,551       0.0%
#   Zions Bancorporation                                         770,717     24,824,795       0.7%
                                                                         --------------      ----
Total Financials                                                          1,063,522,817      28.2%
                                                                         --------------      ----
Health Care -- (4.5%)
    Aceto Corp.                                                  162,117      2,971,605       0.1%
#*  Addus HomeCare Corp.                                          62,264      1,575,279       0.0%
#*  Adverum Biotechnologies, Inc.                                  3,552         10,478       0.0%
#*  Air Methods Corp.                                             80,458      2,128,114       0.1%
#*  Albany Molecular Research, Inc.                              137,879      2,149,534       0.1%
*   Alere, Inc.                                                  177,374      7,925,070       0.2%
#*  Allied Healthcare Products, Inc.                              26,236         31,221       0.0%
*   Almost Family, Inc.                                           28,870      1,133,147       0.0%
#*  Amedisys, Inc.                                                97,525      4,218,931       0.1%
*   American Shared Hospital Services                              8,624         25,225       0.0%
*   AMN Healthcare Services, Inc.                                 66,419      2,178,543       0.1%
#*  Amphastar Pharmaceuticals, Inc.                               17,677        320,661       0.0%
#*  Amsurg Corp.                                                 150,495      8,992,076       0.2%
#   Analogic Corp.                                                33,505      2,742,384       0.1%
*   AngioDynamics, Inc.                                          105,807      1,686,564       0.1%
*   Anika Therapeutics, Inc.                                      68,061      3,019,186       0.1%
#*  Aptevo Therapeutics, Inc.                                     50,195        110,931       0.0%
*   Arrhythmia Research Technology, Inc.                           1,132          4,698       0.0%
#*  Bio-Rad Laboratories, Inc. Class A                             5,100        806,208       0.0%
*   BioScrip, Inc.                                                32,576         87,629       0.0%
*   BioTelemetry, Inc.                                           104,382      1,847,561       0.1%
#*  Brookdale Senior Living, Inc.                                335,881      4,846,763       0.1%
*   Cambrex Corp.                                                 93,143      3,753,663       0.1%
    Cantel Medical Corp.                                         113,298      8,070,217       0.2%
#*  Capital Senior Living Corp.                                  124,300      1,985,071       0.1%
#*  Centene Corp.                                                 21,670      1,353,942       0.0%
#*  Cesca Therapeutics, Inc.                                       5,968         17,964       0.0%
#*  Chimerix, Inc.                                                40,300        163,215       0.0%
*   Concert Pharmaceuticals, Inc.                                  2,900         22,388       0.0%
#   CONMED Corp.                                                 176,339      7,053,560       0.2%
#*  Cross Country Healthcare, Inc.                                14,509        162,066       0.0%
    CryoLife, Inc.                                                74,955      1,274,235       0.0%
#*  Cumberland Pharmaceuticals, Inc.                              70,966        337,088       0.0%
*   Cutera, Inc.                                                  62,289        815,986       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Health Care -- (Continued)
#*         Cynosure, Inc. Class A                                        60,504 $ 2,580,496       0.1%
*          Derma Sciences, Inc.                                           5,613      24,978       0.0%
#*         Dicerna Pharmaceuticals, Inc.                                  4,682      14,561       0.0%
           Digirad Corp.                                                 50,370     221,628       0.0%
*          Electromed, Inc.                                               9,681      39,402       0.0%
#*         Emergent BioSolutions, Inc.                                   51,907   1,386,955       0.0%
#          Ensign Group, Inc. (The)                                      12,114     223,746       0.0%
*          Enzo Biochem, Inc.                                            83,686     510,485       0.0%
*          Exactech, Inc.                                                11,443     276,348       0.0%
*          Five Star Quality Care, Inc.                                 104,064     291,379       0.0%
*          Haemonetics Corp.                                             92,231   3,081,438       0.1%
#*         Halyard Health, Inc.                                         152,998   4,949,485       0.1%
*          Harvard Bioscience, Inc.                                     130,150     312,360       0.0%
*          HealthStream, Inc.                                            11,070     298,558       0.0%
#*         Healthways, Inc.                                             129,361   3,208,153       0.1%
*          HMS Holdings Corp.                                           111,687   2,353,245       0.1%
*          Hologic, Inc.                                                 82,151   2,958,258       0.1%
*          ICU Medical, Inc.                                              7,144     995,159       0.0%
*          Impax Laboratories, Inc.                                       6,954     139,775       0.0%
*          InfuSystems Holdings, Inc.                                    10,062      25,658       0.0%
*          Integer Holdings Corp.                                       126,414   2,787,429       0.1%
#*         Integra LifeSciences Holdings Corp.                           28,295   2,249,735       0.1%
#          Invacare Corp.                                               110,111   1,007,516       0.0%
*          IRIDEX Corp.                                                  10,837     146,841       0.0%
#*         K2M Group Holdings, Inc.                                       7,023     119,883       0.0%
*          Karyopharm Therapeutics, Inc.                                  2,524      18,274       0.0%
           Kewaunee Scientific Corp.                                      9,996     220,412       0.0%
*          Kindred Biosciences, Inc.                                      2,044      11,038       0.0%
#          Kindred Healthcare, Inc.                                     205,085   2,020,087       0.1%
#*         Lannett Co., Inc.                                             82,573   1,808,349       0.1%
           LeMaitre Vascular, Inc.                                       50,529   1,058,077       0.0%
*          LHC Group, Inc.                                               42,078   1,442,013       0.0%
*          LifePoint Health, Inc.                                       217,249  13,002,353       0.3%
#*         Luminex Corp.                                                  9,892     206,050       0.0%
*          Magellan Health, Inc.                                         76,461   3,933,918       0.1%
*          Mallinckrodt P.L.C.                                            8,451     500,806       0.0%
(degrees)* Medcath Corp.                                                116,120          --       0.0%
#*         Medicines Co. (The)                                            9,328     307,358       0.0%
#*         MediciNova, Inc.                                              18,247     123,897       0.0%
*          Merit Medical Systems, Inc.                                   86,901   1,907,477       0.1%
*          Misonix, Inc.                                                 28,468     175,078       0.0%
#*         Molina Healthcare, Inc.                                      160,780   8,748,040       0.2%
           National HealthCare Corp.                                      7,220     467,134       0.0%
*          Natus Medical, Inc.                                          114,130   4,491,015       0.1%
#*         NuVasive, Inc.                                                20,938   1,250,627       0.0%
*          Nuvectra Corp.                                                42,138     226,281       0.0%
*          Omnicell, Inc.                                               104,572   3,411,661       0.1%
*          OraSure Technologies, Inc.                                    63,167     474,384       0.0%
*          Orthofix International NV                                      7,277     266,702       0.0%
           Owens & Minor, Inc.                                          172,145   5,586,105       0.2%
           PDL BioPharma, Inc.                                          109,859     353,746       0.0%
*          PharMerica Corp.                                             150,112   3,572,666       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
*   Prestige Brands Holdings, Inc.                               176,096 $  7,973,627       0.2%
#*  Providence Service Corp. (The)                                42,964    1,738,538       0.1%
*   PTC Therapeutics, Inc.                                        48,200      299,322       0.0%
#*  Repligen Corp.                                                15,741      449,720       0.0%
#*  RTI Surgical, Inc.                                           145,737      371,629       0.0%
*   SciClone Pharmaceuticals, Inc.                               204,305    1,828,530       0.1%
*   SeaSpine Holdings Corp.                                        9,026       84,032       0.0%
#*  Select Medical Holdings Corp.                                230,288    2,993,744       0.1%
#*  Sorrento Therapeutics, Inc.                                   26,050      149,788       0.0%
    Span-America Medical Systems, Inc.                            11,113      203,479       0.0%
*   Spectrum Pharmaceuticals, Inc.                                59,034      208,980       0.0%
#*  Stemline Therapeutics, Inc.                                    7,479       85,261       0.0%
*   Sucampo Pharmaceuticals, Inc. Class A                         36,738      418,813       0.0%
*   Surmodics, Inc.                                               14,010      348,849       0.0%
    Teleflex, Inc.                                                63,027    9,021,055       0.2%
#*  Tetraphase Pharmaceuticals, Inc.                              24,450       85,575       0.0%
#*  Triple-S Management Corp. Class B                             89,437    1,849,557       0.1%
#*  Universal American Corp.                                     351,038    2,636,295       0.1%
    Utah Medical Products, Inc.                                    1,047       65,071       0.0%
*   VCA, Inc.                                                     49,728    3,056,283       0.1%
*   WellCare Health Plans, Inc.                                   11,235    1,275,285       0.0%
*   Zogenix, Inc.                                                  3,927       32,005       0.0%
                                                                         ------------       ---
Total Health Care                                                         194,783,660       5.2%
                                                                         ------------       ---
Industrials -- (17.6%)
    AAR Corp.                                                    153,489    4,937,741       0.1%
    ABM Industries, Inc.                                         127,808    4,994,737       0.1%
    Acacia Research Corp.                                          8,485       49,637       0.0%
*   ACCO Brands Corp.                                            258,640    2,870,904       0.1%
    Acme United Corp.                                              2,645       57,820       0.0%
#   Actuant Corp. Class A                                         58,669    1,308,319       0.0%
#*  AECOM                                                        470,894   13,114,398       0.4%
*   Aegion Corp.                                                 121,114    2,241,820       0.1%
*   AeroCentury Corp.                                              7,657       68,530       0.0%
#*  Aerovironment, Inc.                                           91,834    2,203,098       0.1%
    AGCO Corp.                                                   253,258   12,936,419       0.3%
#   Air Lease Corp.                                              325,072    9,836,679       0.3%
*   Air Transport Services Group, Inc.                           233,206    3,085,315       0.1%
    Alamo Group, Inc.                                             66,141    4,293,874       0.1%
    Alaska Air Group, Inc.                                        55,236    3,989,144       0.1%
    Albany International Corp. Class A                            70,579    2,876,094       0.1%
    Allied Motion Technologies, Inc.                               1,975       39,065       0.0%
#   Altra Industrial Motion Corp.                                123,243    3,635,668       0.1%
    AMERCO                                                        68,098   21,954,114       0.6%
*   Ameresco, Inc. Class A                                        15,635       75,048       0.0%
#   American Railcar Industries, Inc.                            107,451    3,952,048       0.1%
*   American Woodmark Corp.                                       23,160    1,730,052       0.1%
*   AMREP Corp.                                                    8,943       65,999       0.0%
#   Apogee Enterprises, Inc.                                     131,315    5,351,086       0.1%
    Applied Industrial Technologies, Inc.                        101,974    5,180,279       0.1%
*   ARC Document Solutions, Inc.                                  88,494      303,534       0.0%
    ArcBest Corp.                                                 84,067    1,672,933       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Arconic, Inc.                                                 84,194 $ 2,418,052       0.1%
    Argan, Inc.                                                   36,827   2,093,615       0.1%
*   Armstrong Flooring, Inc.                                       8,623     139,606       0.0%
*   Arotech Corp.                                                  5,616      14,882       0.0%
    Astec Industries, Inc.                                        56,010   3,100,714       0.1%
*   Atlas Air Worldwide Holdings, Inc.                            73,153   3,061,453       0.1%
*   Avalon Holdings Corp. Class A                                  8,853      24,390       0.0%
#*  Avis Budget Group, Inc.                                      317,427  10,271,938       0.3%
    AZZ, Inc.                                                     12,191     649,171       0.0%
*   Babcock & Wilcox Enterprises, Inc.                            24,027     378,185       0.0%
    Barnes Group, Inc.                                           131,881   5,254,139       0.1%
    Barrett Business Services, Inc.                                9,363     419,743       0.0%
*   Beacon Roofing Supply, Inc.                                   66,669   2,802,765       0.1%
*   BMC Stock Holdings, Inc.                                      10,325     170,879       0.0%
    Brady Corp. Class A                                           78,318   2,592,326       0.1%
#   Briggs & Stratton Corp.                                      151,729   2,825,194       0.1%
    Brink's Co. (The)                                             18,055     714,075       0.0%
*   CAI International, Inc.                                       41,874     318,661       0.0%
*   CBIZ, Inc.                                                   175,900   1,943,695       0.1%
    CDI Corp.                                                     68,800     423,120       0.0%
    CECO Environmental Corp.                                      44,529     440,837       0.0%
#   Celadon Group, Inc.                                           89,330     580,645       0.0%
*   Chart Industries, Inc.                                       102,751   2,850,313       0.1%
    Chicago Rivet & Machine Co.                                    1,983      60,184       0.0%
    CIRCOR International, Inc.                                    59,669   3,208,999       0.1%
#*  Clean Harbors, Inc.                                          122,302   5,787,331       0.2%
#*  Colfax Corp.                                                 152,383   4,844,256       0.1%
    Columbus McKinnon Corp.                                       55,254   1,076,900       0.0%
    Comfort Systems USA, Inc.                                     53,059   1,530,752       0.0%
#*  Commercial Vehicle Group, Inc.                                22,046     100,089       0.0%
    CompX International, Inc.                                      5,744      64,046       0.0%
*   Continental Building Products, Inc.                            8,135     166,361       0.0%
*   Continental Materials Corp.                                    1,419      31,147       0.0%
    Copa Holdings SA Class A                                       6,502     599,679       0.0%
#   Covanta Holding Corp.                                        227,061   3,405,915       0.1%
*   Covenant Transportation Group, Inc. Class A                   76,284   1,219,781       0.0%
*   CPI Aerostructures, Inc.                                      26,377     178,045       0.0%
*   CRA International, Inc.                                       29,637     922,896       0.0%
    Crane Co.                                                      9,638     655,480       0.0%
*   CSW Industrials, Inc.                                            367      11,359       0.0%
#   Cubic Corp.                                                   30,554   1,304,656       0.0%
    Curtiss-Wright Corp.                                         162,945  14,603,131       0.4%
#*  DigitalGlobe, Inc.                                           200,489   5,032,274       0.1%
    Douglas Dynamics, Inc.                                        72,976   2,342,530       0.1%
*   Ducommun, Inc.                                                37,500     714,000       0.0%
#*  Dycom Industries, Inc.                                       161,441  12,419,656       0.3%
    Dynamic Materials Corp.                                       15,481     167,969       0.0%
    Eastern Co. (The)                                             34,260     674,922       0.0%
#*  Echo Global Logistics, Inc.                                   40,454     857,625       0.0%
    Ecology and Environment, Inc. Class A                          7,348      72,010       0.0%
    EMCOR Group, Inc.                                             20,058   1,212,707       0.0%
    Encore Wire Corp.                                            119,350   4,075,802       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Energy Recovery, Inc.                                         19,957 $   243,675       0.0%
    EnerSys                                                       90,512   5,895,047       0.2%
*   Engility Holdings, Inc.                                       20,260     582,070       0.0%
    Ennis, Inc.                                                  122,406   1,793,248       0.1%
    EnPro Industries, Inc.                                        71,278   3,857,565       0.1%
    ESCO Technologies, Inc.                                       72,124   3,213,124       0.1%
#   Espey Manufacturing & Electronics Corp.                       13,355     339,551       0.0%
    Essendant, Inc.                                               56,192     862,547       0.0%
*   Esterline Technologies Corp.                                 115,400   8,476,130       0.2%
    Federal Signal Corp.                                         315,400   3,873,112       0.1%
    Fluor Corp.                                                  183,894   9,560,649       0.3%
    Forward Air Corp.                                             16,501     681,821       0.0%
*   Franklin Covey Co.                                            93,603   1,712,935       0.1%
    Franklin Electric Co., Inc.                                   25,305     922,367       0.0%
    FreightCar America, Inc.                                      41,247     538,686       0.0%
*   FTI Consulting, Inc.                                         166,672   6,493,541       0.2%
    G&K Services, Inc. Class A                                    81,583   7,725,910       0.2%
#   GATX Corp.                                                   210,036   9,193,276       0.3%
*   Gencor Industries, Inc.                                       49,054     593,553       0.0%
#   General Cable Corp.                                          118,397   1,657,558       0.1%
#*  Genesee & Wyoming, Inc. Class A                              175,473  11,921,636       0.3%
*   Gibraltar Industries, Inc.                                   148,815   5,788,903       0.2%
*   Goldfield Corp. (The)                                         21,671      59,595       0.0%
    Gorman-Rupp Co. (The)                                          2,500      60,050       0.0%
*   GP Strategies Corp.                                           88,223   2,280,565       0.1%
    Graham Corp.                                                   1,000      17,850       0.0%
#   Granite Construction, Inc.                                   151,342   7,439,973       0.2%
*   Great Lakes Dredge & Dock Corp.                              186,302     661,372       0.0%
#   Greenbrier Cos., Inc. (The)                                  116,098   3,657,087       0.1%
#   Griffon Corp.                                                273,394   4,565,680       0.1%
    H&E Equipment Services, Inc.                                 141,763   1,977,594       0.1%
    Hardinge, Inc.                                                43,420     421,174       0.0%
#*  Hawaiian Holdings, Inc.                                      120,875   5,442,397       0.2%
    Heidrick & Struggles International, Inc.                      35,018     647,833       0.0%
*   Heritage-Crystal Clean, Inc.                                   3,997      52,361       0.0%
*   Hertz Global Holdings, Inc.                                    4,399     145,827       0.0%
*   Hill International, Inc.                                      99,231     382,039       0.0%
    Houston Wire & Cable Co.                                      99,680     533,288       0.0%
*   Hub Group, Inc. Class A                                      110,401   4,024,116       0.1%
    Hudson Global, Inc.                                           49,350      71,064       0.0%
*   Hudson Technologies, Inc.                                     37,176     226,774       0.0%
    Hurco Cos., Inc.                                              31,863     834,811       0.0%
*   Huron Consulting Group, Inc.                                  57,308   3,212,113       0.1%
    Hyster-Yale Materials Handling, Inc.                          48,502   2,823,301       0.1%
*   ICF International, Inc.                                       59,420   2,757,088       0.1%
*   IES Holdings, Inc.                                             1,429      21,364       0.0%
*   InnerWorkings, Inc.                                          378,970   3,338,726       0.1%
*   Innovative Solutions & Support, Inc.                           5,621      17,931       0.0%
    Insteel Industries, Inc.                                      72,966   1,962,785       0.1%
#*  Intersections, Inc.                                           46,565     102,443       0.0%
#   ITT, Inc.                                                     69,913   2,462,336       0.1%
*   Jacobs Engineering Group, Inc.                               430,715  22,216,280       0.6%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
*   JetBlue Airways Corp.                                        1,104,346 $19,303,968       0.5%
    Kadant, Inc.                                                    64,437   3,328,171       0.1%
#   Kaman Corp.                                                     70,832   3,092,525       0.1%
    KAR Auction Services, Inc.                                      22,900     975,082       0.0%
    KBR, Inc.                                                       70,244   1,040,314       0.0%
    Kelly Services, Inc. Class A                                    94,419   1,768,468       0.1%
    Kennametal, Inc.                                                68,587   1,941,698       0.1%
*   Key Technology, Inc.                                            13,376     137,907       0.0%
    Kforce, Inc.                                                     1,297      22,503       0.0%
    Kimball International, Inc. Class B                            137,692   1,721,150       0.1%
#*  Kirby Corp.                                                    173,486  10,227,000       0.3%
#*  KLX, Inc.                                                      155,917   5,366,663       0.1%
#   Knight Transportation, Inc.                                    198,312   5,800,626       0.2%
    Korn/Ferry International                                       143,145   2,918,726       0.1%
#*  Kratos Defense & Security Solutions, Inc.                      110,363     620,240       0.0%
*   Lawson Products, Inc.                                           29,568     557,357       0.0%
#*  Layne Christensen Co.                                           40,147     344,060       0.0%
    LB Foster Co. Class A                                           26,726     331,402       0.0%
*   LMI Aerospace, Inc.                                             48,967     367,742       0.0%
    LS Starrett Co. (The) Class A                                   16,217     149,196       0.0%
    LSI Industries, Inc.                                           111,727     960,852       0.0%
*   Lydall, Inc.                                                   107,340   5,018,145       0.1%
    Macquarie Infrastructure Corp.                                  44,402   3,632,528       0.1%
#   Manitowoc Co., Inc. (The)                                      177,365     716,555       0.0%
#*  Manitowoc Foodservice, Inc.                                     91,030   1,375,463       0.0%
    ManpowerGroup, Inc.                                            116,911   8,978,765       0.2%
    Marten Transport, Ltd.                                         243,892   4,999,786       0.1%
*   MasTec, Inc.                                                   222,715   6,358,513       0.2%
*   Mastech Digital, Inc.                                              508       3,757       0.0%
    Matson, Inc.                                                   196,521   7,849,049       0.2%
    Matthews International Corp. Class A                            90,445   5,417,655       0.2%
    McGrath RentCorp                                                70,821   2,131,712       0.1%
*   Mercury Systems, Inc.                                          112,774   3,132,862       0.1%
*   MFRI, Inc.                                                      43,520     348,160       0.0%
    Miller Industries, Inc.                                         59,589   1,307,979       0.0%
*   Mistras Group, Inc.                                             19,959     417,941       0.0%
#   Mobile Mini, Inc.                                              198,332   5,027,716       0.1%
*   Moog, Inc. Class A                                              59,123   3,433,273       0.1%
*   Moog, Inc. Class B                                               3,308     192,079       0.0%
*   MRC Global, Inc.                                               385,714   5,685,424       0.2%
    Mueller Industries, Inc.                                       161,871   4,903,073       0.1%
    Mueller Water Products, Inc. Class A                           318,498   3,923,895       0.1%
#   Multi-Color Corp.                                               36,176   2,348,727       0.1%
*   MYR Group, Inc.                                                 70,256   2,096,439       0.1%
    National Presto Industries, Inc.                                 1,658     144,660       0.0%
*   Navigant Consulting, Inc.                                      149,224   3,491,842       0.1%
*   NL Industries, Inc.                                             37,233     119,146       0.0%
#   NN, Inc.                                                       139,284   2,458,363       0.1%
*   Northwest Pipe Co.                                              34,417     451,207       0.0%
#*  NOW, Inc.                                                       26,061     561,875       0.0%
*   NV5 Global, Inc.                                                 4,191     119,863       0.0%
*   On Assignment, Inc.                                            187,664   6,457,518       0.2%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Orbital ATK, Inc.                                             49,111 $ 3,651,894       0.1%
*   Orion Marine Group, Inc.                                      36,642     296,067       0.0%
    Oshkosh Corp.                                                188,184  10,067,844       0.3%
    Owens Corning                                                367,806  17,941,577       0.5%
*   PAM Transportation Services, Inc.                             26,302     518,149       0.0%
    Park-Ohio Holdings Corp.                                       4,184     133,679       0.0%
*   Patrick Industries, Inc.                                      10,855     622,534       0.0%
*   Patriot Transportation Holding, Inc.                           8,714     186,218       0.0%
    Powell Industries, Inc.                                       25,593     905,736       0.0%
    Preformed Line Products Co.                                   17,821     766,659       0.0%
#   Primoris Services Corp.                                       69,506   1,392,205       0.0%
    Providence and Worcester Railroad Co.                         13,495     337,240       0.0%
    Quad/Graphics, Inc.                                           77,501   1,841,424       0.1%
    Quanex Building Products Corp.                                79,728   1,299,566       0.0%
*   Quanta Services, Inc.                                        464,124  13,343,565       0.4%
*   Radiant Logistics, Inc.                                       13,536      33,840       0.0%
#   Raven Industries, Inc.                                        54,215   1,162,912       0.0%
*   RBC Bearings, Inc.                                             1,128      80,483       0.0%
    RCM Technologies, Inc.                                        81,554     577,402       0.0%
    Regal Beloit Corp.                                           119,586   7,067,533       0.2%
    Resources Connection, Inc.                                   103,859   1,542,306       0.0%
*   Roadrunner Transportation Systems, Inc.                       47,757     362,953       0.0%
*   RPX Corp.                                                     91,678     894,777       0.0%
*   Rush Enterprises, Inc. Class A                               197,465   5,183,456       0.1%
*   Rush Enterprises, Inc. Class B                                51,902   1,318,311       0.0%
    Ryder System, Inc.                                           233,530  16,204,647       0.4%
*   Saia, Inc.                                                   134,141   4,782,127       0.1%
    Servotronics, Inc.                                             6,561      71,187       0.0%
*   SIFCO Industries, Inc.                                        14,049     144,705       0.0%
#   Simpson Manufacturing Co., Inc.                              106,450   4,556,060       0.1%
    SkyWest, Inc.                                                240,109   7,239,286       0.2%
*   SP Plus Corp.                                                  8,765     220,878       0.0%
*   Sparton Corp.                                                 56,079   1,341,970       0.0%
#*  Spirit Airlines, Inc.                                         47,731   2,287,747       0.1%
*   SPX Corp.                                                     66,528   1,264,697       0.0%
*   SPX FLOW, Inc.                                                37,057     929,760       0.0%
    Standex International Corp.                                   62,560   4,779,584       0.1%
    Steelcase, Inc. Class A                                      206,657   2,758,871       0.1%
*   Sterling Construction Co., Inc.                               57,019     415,098       0.0%
    Supreme Industries, Inc. Class A                              38,761     472,497       0.0%
#*  Swift Transportation Co.                                     104,180   2,331,548       0.1%
*   Taylor Devices, Inc.                                             806      11,526       0.0%
#*  Team, Inc.                                                    42,189   1,297,312       0.0%
*   Teledyne Technologies, Inc.                                   11,391   1,226,583       0.0%
    Terex Corp.                                                  293,538   7,009,687       0.2%
    Tetra Tech, Inc.                                             144,594   5,559,639       0.2%
#*  Thermon Group Holdings, Inc.                                  79,426   1,455,879       0.0%
#   Titan International, Inc.                                    137,178   1,397,844       0.0%
*   Titan Machinery, Inc.                                         52,582     488,487       0.0%
*   TRC Cos., Inc.                                                75,917     618,724       0.0%
*   TriMas Corp.                                                 139,851   2,510,325       0.1%
    Trinity Industries, Inc.                                     554,828  11,845,578       0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
    Triton International, Ltd.                                   110,498 $  1,333,711       0.0%
#   Triumph Group, Inc.                                          111,861    2,651,106       0.1%
*   TrueBlue, Inc.                                                97,479    1,705,882       0.1%
*   Tutor Perini Corp.                                           142,444    2,713,558       0.1%
    Twin Disc, Inc.                                               43,496      470,192       0.0%
*   Ultralife Corp.                                               43,097      176,698       0.0%
    UniFirst Corp.                                                54,384    6,662,040       0.2%
*   United Rentals, Inc.                                          98,704    7,467,945       0.2%
    Universal Forest Products, Inc.                               87,386    7,514,322       0.2%
    Universal Logistics Holdings, Inc.                            11,902      148,180       0.0%
    US Ecology, Inc.                                               2,197       92,823       0.0%
*   USA Truck, Inc.                                               58,664      482,805       0.0%
    Valmont Industries, Inc.                                      10,914    1,396,446       0.0%
*   Vectrus, Inc.                                                 15,658      262,585       0.0%
#*  Veritiv Corp.                                                  9,677      522,074       0.0%
    Viad Corp.                                                   103,803    4,307,824       0.1%
*   Virco Manufacturing Corp.                                     23,168       98,464       0.0%
    VSE Corp.                                                      8,940      257,830       0.0%
#*  Wabash National Corp.                                        188,853    2,124,596       0.1%
    Waste Connections, Inc.                                       14,955    1,124,766       0.0%
    Watts Water Technologies, Inc. Class A                       112,276    6,736,560       0.2%
#   Werner Enterprises, Inc.                                     195,831    4,709,735       0.1%
#*  Wesco Aircraft Holdings, Inc.                                 69,058      887,395       0.0%
*   WESCO International, Inc.                                    122,499    6,639,446       0.2%
*   Westport Fuel Systems, Inc.                                   43,389       67,253       0.0%
*   Willdan Group, Inc.                                           16,551      265,809       0.0%
*   Willis Lease Finance Corp.                                    36,581      973,420       0.0%
#*  XPO Logistics, Inc.                                          156,478    5,152,820       0.1%
                                                                         ------------      ----
Total Industrials                                                         757,772,457      20.1%
                                                                         ------------      ----
Information Technology -- (12.0%)
*   Actua Corp.                                                  274,276    3,195,315       0.1%
*   Acxiom Corp.                                                 186,711    4,398,911       0.1%
    ADTRAN, Inc.                                                 143,608    2,606,485       0.1%
*   Advanced Energy Industries, Inc.                              74,513    3,554,270       0.1%
*   Agilysys, Inc.                                               114,097    1,101,036       0.0%
*   Alpha & Omega Semiconductor, Ltd.                             76,154    1,609,134       0.1%
    American Software, Inc. Class A                               19,941      207,985       0.0%
*   Amkor Technology, Inc.                                       289,066    2,679,642       0.1%
#*  Amtech Systems, Inc.                                          35,701      161,012       0.0%
*   Anixter International, Inc.                                   12,062      793,076       0.0%
*   Arrow Electronics, Inc.                                      351,633   21,491,809       0.6%
    AstroNova, Inc.                                               24,190      351,964       0.0%
*   Aviat Networks, Inc.                                           6,622       56,221       0.0%
    Avnet, Inc.                                                  451,226   18,928,931       0.5%
    AVX Corp.                                                    176,277    2,471,404       0.1%
*   Aware, Inc.                                                   46,523      243,083       0.0%
*   Axcelis Technologies, Inc.                                    47,409      647,133       0.0%
*   AXT, Inc.                                                    143,483      738,937       0.0%
*   Bankrate, Inc.                                               119,563      932,591       0.0%
    Bel Fuse, Inc. Class A                                         9,604      186,318       0.0%
    Bel Fuse, Inc. Class B                                         7,578      180,735       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Belden, Inc.                                                   6,643 $   430,533       0.0%
*   Benchmark Electronics, Inc.                                  204,163   5,134,699       0.1%
    Black Box Corp.                                               51,060     587,190       0.0%
*   Blucora, Inc.                                                156,597   2,082,740       0.1%
#*  BroadVision, Inc.                                             17,483      78,674       0.0%
    Brocade Communications Systems, Inc.                         820,030   8,692,318       0.2%
    Brooks Automation, Inc.                                      176,037   2,293,762       0.1%
*   BSQUARE Corp.                                                 39,695     164,734       0.0%
    Cabot Microelectronics Corp.                                   4,043     223,416       0.0%
*   CACI International, Inc. Class A                             127,408  12,466,873       0.3%
*   Calix, Inc.                                                   79,147     494,669       0.0%
#*  Cavium, Inc.                                                  21,143   1,193,522       0.0%
*   Ceva, Inc.                                                       810      24,341       0.0%
#*  Ciber, Inc.                                                   96,310      98,236       0.0%
#*  Cirrus Logic, Inc.                                           146,771   7,922,699       0.2%
    ClearOne, Inc.                                                   500       5,425       0.0%
*   Coherent, Inc.                                                36,123   3,761,127       0.1%
    Cohu, Inc.                                                    83,131     930,236       0.0%
*   CommerceHub, Inc. Series A                                    14,077     211,437       0.0%
*   CommerceHub, Inc. Series C                                    28,155     423,733       0.0%
    Communications Systems, Inc.                                  33,507     146,426       0.0%
    Computer Sciences Corp.                                        5,353     291,471       0.0%
    Computer Task Group, Inc.                                      2,134       9,304       0.0%
    Comtech Telecommunications Corp.                              48,373     503,079       0.0%
    Concurrent Computer Corp.                                     33,012     204,014       0.0%
#   Convergys Corp.                                              496,845  14,507,874       0.4%
*   CoreLogic, Inc.                                              130,275   5,544,504       0.2%
#*  Covisint Corp.                                                12,802      28,805       0.0%
*   Cray, Inc.                                                    66,170   1,376,336       0.0%
*   Cree, Inc.                                                   213,075   4,751,572       0.1%
    CSG Systems International, Inc.                               45,289   1,722,341       0.1%
    CSP, Inc.                                                      4,766      49,519       0.0%
    CTS Corp.                                                     83,220   1,514,604       0.1%
*   CyberOptics Corp.                                             61,209   1,478,197       0.0%
#   Cypress Semiconductor Corp.                                  541,910   5,402,843       0.2%
    Daktronics, Inc.                                              95,301     795,763       0.0%
*   Datalink Corp.                                                69,209     656,101       0.0%
*   Demand Media, Inc.                                           108,124     627,119       0.0%
*   DHI Group, Inc.                                              257,442   1,467,419       0.0%
*   Digi International, Inc.                                      95,074     869,927       0.0%
*   Diodes, Inc.                                                 117,023   2,423,546       0.1%
*   DSP Group, Inc.                                              104,784   1,142,146       0.0%
    DTS, Inc.                                                     17,057     722,364       0.0%
    EarthLink Holdings Corp.                                      72,838     416,633       0.0%
*   EchoStar Corp. Class A                                       141,372   6,607,727       0.2%
*   Edgewater Technology, Inc.                                    73,779     601,299       0.0%
*   Electro Scientific Industries, Inc.                          102,976     533,416       0.0%
#*  Electronics for Imaging, Inc.                                174,353   7,415,233       0.2%
#   Emcore Corp.                                                  50,469     330,572       0.0%
*   Entegris, Inc.                                               315,426   5,015,273       0.1%
*   ePlus, Inc.                                                   38,358   3,511,675       0.1%
*   Euronet Worldwide, Inc.                                       20,649   1,642,628       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   Everyday Health, Inc.                                           17,096 $   179,508       0.0%
    Evolving Systems, Inc.                                           1,978       8,407       0.0%
*   Exar Corp.                                                     138,034   1,245,067       0.0%
*   ExlService Holdings, Inc.                                        4,788     210,816       0.0%
*   Extreme Networks, Inc.                                          90,664     381,695       0.0%
*   Fabrinet                                                        96,657   3,669,100       0.1%
*   FARO Technologies, Inc.                                         28,016     939,937       0.0%
*   Finisar Corp.                                                  290,787   7,961,748       0.2%
#*  First Solar, Inc.                                              303,312  12,281,103       0.3%
*   Flex, Ltd.                                                     906,966  12,869,848       0.4%
*   FormFactor, Inc.                                               233,227   2,093,212       0.1%
*   Frequency Electronics, Inc.                                     28,958     263,228       0.0%
*   GSE Systems, Inc.                                               23,168      67,187       0.0%
*   GSI Technology, Inc.                                            63,460     335,069       0.0%
    Hackett Group, Inc. (The)                                      189,699   3,057,948       0.1%
#*  Harmonic, Inc.                                                 283,840   1,447,584       0.0%
    IAC/InterActiveCorp                                            161,827  10,428,132       0.3%
*   ID Systems, Inc.                                                23,847     119,712       0.0%
*   II-VI, Inc.                                                     77,315   2,149,357       0.1%
*   Imation Corp.                                                   87,814      46,603       0.0%
#*  Immersion Corp.                                                  7,940      64,790       0.0%
    Ingram Micro, Inc. Class A                                     553,452  20,588,414       0.6%
*   Innodata, Inc.                                                     600       1,470       0.0%
*   Insight Enterprises, Inc.                                      137,520   3,959,201       0.1%
*   Integrated Device Technology, Inc.                              97,100   2,010,941       0.1%
*   Internap Corp.                                                 189,835     237,294       0.0%
    Intersil Corp. Class A                                         410,039   9,053,661       0.3%
*   Intevac, Inc.                                                   98,759     567,864       0.0%
*   IntraLinks Holdings, Inc.                                      104,549     958,714       0.0%
*   IntriCon Corp.                                                  13,375      80,919       0.0%
*   Iteris, Inc.                                                       600       2,046       0.0%
*   Itron, Inc.                                                     32,663   1,760,536       0.1%
*   Ixia                                                            61,424     734,017       0.0%
    IXYS Corp.                                                     105,110   1,114,166       0.0%
#   Jabil Circuit, Inc.                                            577,300  12,319,582       0.3%
*   Kemet Corp.                                                     48,513     172,706       0.0%
*   Key Tronic Corp.                                                54,827     423,264       0.0%
*   Kimball Electronics, Inc.                                      103,269   1,435,439       0.0%
#*  Knowles Corp.                                                  109,936   1,642,444       0.1%
*   Kulicke & Soffa Industries, Inc.                               173,914   2,302,621       0.1%
*   KVH Industries, Inc.                                            85,160     677,022       0.0%
#*  Lattice Semiconductor Corp.                                    311,711   1,892,086       0.1%
    Leidos Holdings, Inc.                                            5,850     243,185       0.0%
#   Lexmark International, Inc. Class A                            187,685   7,449,218       0.2%
*   LGL Group, Inc. (The)                                            9,433      39,854       0.0%
*   Limelight Networks, Inc.                                       126,673     225,478       0.0%
*   Liquidity Services, Inc.                                        68,900     609,765       0.0%
*   Lumentum Holdings, Inc.                                            528      17,741       0.0%
    ManTech International Corp. Class A                             79,854   3,100,731       0.1%
*   Marchex, Inc. Class B                                           81,138     204,468       0.0%
    Marvell Technology Group, Ltd.                               1,099,220  14,322,837       0.4%
*   MaxLinear, Inc. Class A                                          4,091      76,543       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
*   Maxwell Technologies, Inc.                                     9,295 $   44,988       0.0%
#*  MeetMe, Inc.                                                 176,339    862,298       0.0%
    Mentor Graphics Corp.                                        182,647  5,278,498       0.2%
    Methode Electronics, Inc.                                    159,696  4,982,515       0.1%
#*  Microsemi Corp.                                              136,043  5,731,492       0.2%
    MKS Instruments, Inc.                                        172,747  8,715,086       0.2%
    MOCON, Inc.                                                    1,300     20,085       0.0%
*   ModusLink Global Solutions, Inc.                             122,001    165,921       0.0%
*   Nanometrics, Inc.                                             33,031    690,018       0.0%
*   NAPCO Security Technologies, Inc.                             41,796    292,572       0.0%
    NCI, Inc. Class A                                              2,600     30,550       0.0%
*   NCR Corp.                                                     38,628  1,353,911       0.0%
*   NeoPhotonics Corp.                                           149,893  2,098,502       0.1%
#*  NETGEAR, Inc.                                                 98,253  4,961,776       0.1%
#*  Netscout Systems, Inc.                                        42,026  1,153,614       0.0%
*   Novanta, Inc.                                                 38,369    669,539       0.0%
    NVE Corp.                                                        502     28,248       0.0%
*   ON Semiconductor Corp.                                       587,838  6,860,069       0.2%
    Optical Cable Corp.                                           56,186    154,512       0.0%
#*  OSI Systems, Inc.                                             55,815  3,914,306       0.1%
*   PAR Technology Corp.                                          60,369    334,444       0.0%
    Park Electrochemical Corp.                                    22,054    340,293       0.0%
    PC Connection, Inc.                                          219,186  5,087,307       0.1%
    PC-Tel, Inc.                                                  66,595    338,303       0.0%
*   PCM, Inc.                                                    111,274  2,359,009       0.1%
*   PDF Solutions, Inc.                                           24,291    479,747       0.0%
*   Perceptron, Inc.                                              59,844    370,135       0.0%
*   Perficient, Inc.                                              88,654  1,649,851       0.1%
*   Photronics, Inc.                                             225,311  2,185,517       0.1%
*   Plexus Corp.                                                  69,595  3,188,147       0.1%
*   PRGX Global, Inc.                                              6,277     28,560       0.0%
*   Progress Software Corp.                                       42,717  1,149,514       0.0%
    QAD, Inc. Class B                                                465      9,825       0.0%
#*  Qorvo, Inc.                                                   96,461  5,368,055       0.2%
*   Qualstar Corp.                                                10,759     36,688       0.0%
*   QuinStreet, Inc.                                               1,620      4,698       0.0%
*   Qumu Corp.                                                    15,267     46,717       0.0%
*   Radisys Corp.                                                 22,121     92,245       0.0%
#*  Rambus, Inc.                                                  79,050    963,619       0.0%
#*  RealNetworks, Inc.                                           148,536    662,471       0.0%
    Reis, Inc.                                                    48,098    945,126       0.0%
*   RetailMeNot, Inc.                                             80,548    728,959       0.0%
#   RF Industries, Ltd.                                           21,697     37,970       0.0%
    Richardson Electronics, Ltd.                                  31,512    196,950       0.0%
*   Rofin-Sinar Technologies, Inc.                                50,306  1,637,460       0.1%
*   Rogers Corp.                                                  37,796  2,057,236       0.1%
*   Rubicon Project, Inc. (The)                                    1,937     14,837       0.0%
*   Rudolph Technologies, Inc.                                   152,807  2,765,807       0.1%
*   Sanmina Corp.                                                275,108  7,606,736       0.2%
*   ScanSource, Inc.                                              75,804  2,653,140       0.1%
*   Seachange International, Inc.                                118,275    311,063       0.0%
#*  Semtech Corp.                                                 27,029    654,102       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   ShoreTel, Inc.                                                  62,829 $    417,813       0.0%
*   Sigma Designs, Inc.                                            120,378      878,759       0.0%
*   Silicon Laboratories, Inc.                                      12,458      746,857       0.0%
*   Sonus Networks, Inc.                                            65,639      380,050       0.0%
*   StarTek, Inc.                                                   76,359      511,605       0.0%
#*  SunPower Corp.                                                 185,231    1,341,072       0.0%
#*  Super Micro Computer, Inc.                                     106,290    2,519,073       0.1%
*   Sykes Enterprises, Inc.                                        131,123    3,506,229       0.1%
*   Synchronoss Technologies, Inc.                                  17,403      638,864       0.0%
#   SYNNEX Corp.                                                   181,005   18,560,253       0.5%
    Systemax, Inc.                                                 245,635    1,928,235       0.1%
#*  Take-Two Interactive Software, Inc.                             30,988    1,375,557       0.0%
#*  Tangoe, Inc.                                                    13,606      116,739       0.0%
*   Tech Data Corp.                                                163,716   12,609,406       0.3%
*   TechTarget, Inc.                                                20,348      164,412       0.0%
*   Telenav, Inc.                                                    2,107       11,483       0.0%
    Teradyne, Inc.                                                  46,699    1,087,620       0.0%
    Tessco Technologies, Inc.                                       37,440      436,176       0.0%
    Tessera Technologies, Inc.                                     138,192    5,126,923       0.1%
*   TiVo Corp.                                                     232,986    4,624,772       0.1%
#*  TTM Technologies, Inc.                                         347,421    4,568,586       0.1%
*   Ultra Clean Holdings, Inc.                                      54,348      461,958       0.0%
*   Ultratech, Inc.                                                105,710    2,250,566       0.1%
#*  Veeco Instruments, Inc.                                         85,468    1,854,656       0.1%
*   VeriFone Systems, Inc.                                          10,068      155,853       0.0%
#*  ViaSat, Inc.                                                     2,228      157,430       0.0%
*   Viavi Solutions, Inc.                                          264,089    1,880,314       0.1%
#*  Virtusa Corp.                                                  243,409    4,610,166       0.1%
#   Vishay Intertechnology, Inc.                                   416,054    5,866,361       0.2%
*   Vishay Precision Group, Inc.                                    40,885      641,894       0.0%
    Wayside Technology Group, Inc.                                   1,089       19,058       0.0%
*   Web.com Group, Inc.                                              4,664       75,090       0.0%
*   Xcerra Corp.                                                    95,298      525,092       0.0%
*   XO Group, Inc.                                                  40,494      745,090       0.0%
*   Xplore Technologies Corp.                                        1,000        2,140       0.0%
#*  YuMe, Inc.                                                      13,746       51,548       0.0%
*   Zedge, Inc. Class B                                              8,025       23,433       0.0%
#*  Zynga, Inc. Class A                                          2,737,336    7,691,914       0.2%
                                                                           ------------      ----
Total Information Technology                                                514,986,442      13.6%
                                                                           ------------      ----
Materials -- (6.1%)
    A Schulman, Inc.                                               174,907    5,028,576       0.1%
#*  A. M. Castle & Co.                                              11,714        5,623       0.0%
#*  AgroFresh Solutions, Inc.                                        5,993       28,167       0.0%
    Albemarle Corp.                                                 97,516    8,147,462       0.2%
#   Allegheny Technologies, Inc.                                    20,036      273,291       0.0%
    American Vanguard Corp.                                         74,521    1,132,719       0.0%
    Ampco-Pittsburgh Corp.                                          24,201      261,371       0.0%
#   AptarGroup, Inc.                                                 4,780      341,483       0.0%
    Ashland Global Holdings, Inc.                                   67,900    7,586,467       0.2%
#   Bemis Co., Inc.                                                222,539   10,842,100       0.3%
*   Boise Cascade Co.                                               45,513      876,125       0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Materials -- (Continued)
    Cabot Corp.                                                   68,149 $ 3,553,289       0.1%
    Calgon Carbon Corp.                                          102,593   1,620,969       0.1%
#   Carpenter Technology Corp.                                   153,114   4,839,934       0.1%
*   Century Aluminum Co.                                         235,731   1,723,194       0.1%
    Chase Corp.                                                   18,375   1,255,931       0.0%
*   Chemtura Corp.                                               205,470   6,739,416       0.2%
*   Clearwater Paper Corp.                                        26,967   1,431,948       0.0%
*   Coeur Mining, Inc.                                            28,642     320,218       0.0%
    Commercial Metals Co.                                        399,069   6,269,374       0.2%
*   Core Molding Technologies, Inc.                               23,022     401,043       0.0%
    Domtar Corp.                                                 226,841   8,154,934       0.2%
*   Ferro Corp.                                                   83,666   1,084,311       0.0%
    Ferroglobe P.L.C.                                             20,277     187,562       0.0%
    Friedman Industries, Inc.                                     50,121     256,118       0.0%
    FutureFuel Corp.                                              39,214     429,785       0.0%
    Graphic Packaging Holding Co.                                541,242   6,765,525       0.2%
    Greif, Inc. Class A                                           44,035   2,063,480       0.1%
    Greif, Inc. Class B                                              965      56,211       0.0%
*   Handy & Harman, Ltd.                                             800      15,320       0.0%
    Hawkins, Inc.                                                  5,737     231,488       0.0%
    Haynes International, Inc.                                    30,750     989,227       0.0%
    HB Fuller Co.                                                135,287   5,691,524       0.2%
*   Headwaters, Inc.                                              95,785   1,570,874       0.0%
#   Hecla Mining Co.                                             356,351   2,134,542       0.1%
    Huntsman Corp.                                               517,563   8,772,693       0.2%
*   Ingevity Corp.                                                34,156   1,414,058       0.0%
    Innophos Holdings, Inc.                                       18,578     851,616       0.0%
    Innospec, Inc.                                                69,597   4,193,219       0.1%
    Kaiser Aluminum Corp.                                         70,836   5,134,902       0.1%
    KapStone Paper and Packaging Corp.                           378,704   6,869,691       0.2%
    KMG Chemicals, Inc.                                           21,287     577,729       0.0%
*   Kraton Corp.                                                  71,401   1,830,008       0.1%
*   Louisiana-Pacific Corp.                                      494,771   9,079,048       0.2%
#*  LSB Industries, Inc.                                          24,900     131,721       0.0%
    Martin Marietta Materials, Inc.                               46,687   8,654,836       0.2%
    Materion Corp.                                                86,073   2,608,012       0.1%
    Mercer International, Inc.                                   186,841   1,476,044       0.0%
    Minerals Technologies, Inc.                                  106,056   7,126,963       0.2%
    Myers Industries, Inc.                                       154,227   1,858,435       0.1%
#   Neenah Paper, Inc.                                            46,921   3,748,988       0.1%
*   Northern Technologies International Corp.                     20,514     285,145       0.0%
#   Olin Corp.                                                   451,955   9,911,373       0.3%
    Olympic Steel, Inc.                                           42,600     983,634       0.0%
*   OMNOVA Solutions, Inc.                                        79,625     605,150       0.0%
    PH Glatfelter Co.                                            220,312   4,895,333       0.1%
#*  Platform Specialty Products Corp.                            133,211     971,108       0.0%
    PolyOne Corp.                                                 58,699   1,715,772       0.1%
    Quaker Chemical Corp.                                         38,327   4,120,152       0.1%
*   Real Industry, Inc.                                            9,723      52,018       0.0%
    Reliance Steel & Aluminum Co.                                236,532  16,268,671       0.4%
#*  Resolute Forest Products, Inc.                                28,886     137,209       0.0%
#   Royal Gold, Inc.                                              56,713   3,902,989       0.1%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                                                  OF NET
                                                                          SHARES      VALUE+     ASSETS**
                                                                         --------- ------------ ----------
Materials -- (Continued)
            Schnitzer Steel Industries, Inc. Class A                       137,544 $  3,321,688    0.1%
            Schweitzer-Mauduit International, Inc.                          49,317    1,820,290    0.1%
            Sensient Technologies Corp.                                     23,225    1,730,495    0.1%
            Sonoco Products Co.                                            127,819    6,428,018    0.2%
            Steel Dynamics, Inc.                                           585,303   16,072,420    0.4%
            Stepan Co.                                                      37,355    2,653,326    0.1%
#*          Stillwater Mining Co.                                          256,742    3,419,803    0.1%
            SunCoke Energy, Inc.                                           171,972    1,755,834    0.1%
            Synalloy Corp.                                                  24,237      249,641    0.0%
#*          TimkenSteel Corp.                                               62,922      644,951    0.0%
*           Trecora Resources                                               21,426      219,617    0.0%
            Tredegar Corp.                                                 132,582    2,452,767    0.1%
*           UFP Technologies, Inc.                                           1,133       30,251    0.0%
            United States Lime & Minerals, Inc.                              4,293      282,436    0.0%
*           Universal Stainless & Alloy Products, Inc.                      22,766      239,043    0.0%
#           Westlake Chemical Corp.                                         87,720    4,543,019    0.1%
            WestRock Co.                                                   204,936    9,465,994    0.3%
            Worthington Industries, Inc.                                   159,664    7,504,208    0.2%
                                                                                   ------------    ---
Total Materials                                                                     263,319,919    7.0%
                                                                                   ------------    ---
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                          182,700           --    0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                    4,900           --    0.0%
                                                                                   ------------    ---
Total Other                                                                                  --    0.0%
                                                                                   ------------    ---
Real Estate -- (0.3%)
            Alexander & Baldwin, Inc.                                      199,071    8,319,177    0.2%
*           AV Homes, Inc.                                                  32,260      514,547    0.0%
#           Consolidated-Tomoka Land Co.                                     3,222      163,259    0.0%
#*          Forestar Group, Inc.                                           143,533    1,578,863    0.1%
*           FRP Holdings, Inc.                                              26,146      831,443    0.0%
            Griffin Industrial Realty, Inc.                                  9,402      292,872    0.0%
            RE/MAX Holdings, Inc. Class A                                    4,900      212,905    0.0%
#*          St Joe Co. (The)                                                10,657      188,629    0.0%
*           Stratus Properties, Inc.                                        26,736      647,011    0.0%
#*          Tejon Ranch Co.                                                  1,941       43,362    0.0%
*           Trinity Place Holdings, Inc.                                    25,941      250,590    0.0%
                                                                                   ------------    ---
Total Real Estate                                                                    13,042,658    0.3%
                                                                                   ------------    ---
Telecommunication Services -- (1.0%)
            ATN International, Inc.                                         27,557    1,863,955    0.1%
#*          Boingo Wireless, Inc.                                           68,070      661,640    0.0%
#           Consolidated Communications Holdings, Inc.                      67,347    1,611,614    0.1%
#           Frontier Communications Corp.                                3,786,474   15,221,625    0.4%
*           General Communication, Inc. Class A                            141,194    2,236,513    0.1%
*           Hawaiian Telcom Holdco, Inc.                                     5,703      117,026    0.0%
            IDT Corp. Class B                                               29,872      534,410    0.0%
            Inteliquent, Inc.                                               83,474    1,401,528    0.0%
#*          Iridium Communications, Inc.                                   145,080    1,182,402    0.0%
(degrees)*  Leap Wireless International, Inc.                              106,992           --    0.0%
*           Lumos Networks Corp.                                            23,231      330,113    0.0%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                            SHARES       VALUE+     OF NET ASSETS**
                                                                          ---------- -------------- ---------------
Telecommunication Services -- (Continued)
#*       ORBCOMM, Inc.                                                       181,334 $    1,619,313        0.1%
#        Shenandoah Telecommunications Co.                                   162,240      4,283,136        0.1%
         Spok Holdings, Inc.                                                  54,809        989,302        0.0%
#*       Straight Path Communications, Inc. Class B                            6,406        155,538        0.0%
         Telephone & Data Systems, Inc.                                      300,218      7,757,633        0.2%
*        United States Cellular Corp.                                         70,534      2,472,217        0.1%
#*       Vonage Holdings Corp.                                                39,758        272,740        0.0%
#        Windstream Holdings, Inc.                                           154,043      1,209,238        0.0%
                                                                                     --------------      -----
Total Telecommunication Services                                                         43,919,943        1.2%
                                                                                     --------------      -----
Utilities -- (0.4%)
*        Calpine Corp.                                                       541,443      6,443,172        0.1%
         Consolidated Water Co., Ltd.                                         14,573        163,218        0.0%
#*       Dynegy, Inc.                                                        378,625      4,032,356        0.1%
         Genie Energy, Ltd. Class B                                           49,345        257,087        0.0%
#        Ormat Technologies, Inc.                                             42,618      2,055,466        0.1%
         UGI Corp.                                                            76,201      3,527,344        0.1%
#*       Vivint Solar, Inc.                                                    9,407         29,162        0.0%
                                                                                     --------------      -----
Total Utilities                                                                          16,507,805        0.4%
                                                                                     --------------      -----
TOTAL COMMON STOCKS                                                                   3,757,596,313       99.5%
                                                                                     --------------      -----
TOTAL INVESTMENT SECURITIES                                                           3,757,596,313
                                                                                     --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
   State Street Institutional U.S. Government Money Market Fund, 0.260%   12,957,374     12,957,374        0.3%
                                                                                     --------------      -----
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@     DFA Short Term Investment Fund                                   46,012,851    532,460,710       14.2%
                                                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,992,392,282)                                  $4,303,014,397      114.0%
                                                                                     ==============      =====

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                $  492,064,717           --   --    $  492,064,717
   Consumer Staples                         163,633,474           --   --       163,633,474
   Energy                                   234,042,421           --   --       234,042,421
   Financials                             1,063,522,817           --   --     1,063,522,817
   Health Care                              194,783,660           --   --       194,783,660
   Industrials                              757,772,457           --   --       757,772,457
   Information Technology                   514,986,442           --   --       514,986,442
   Materials                                263,319,919           --   --       263,319,919
   Other                                             --           --   --                --
   Real Estate                               13,042,658           --   --        13,042,658
   Telecommunication Services                43,919,943           --   --        43,919,943
   Utilities                                 16,507,805           --   --        16,507,805
Temporary Cash Investments                   12,957,374           --   --        12,957,374
Securities Lending Collateral                        -- $532,460,710   --       532,460,710
                                         -------------- ------------   --    --------------
TOTAL                                    $3,770,553,687 $532,460,710   --    $4,303,014,397
                                         ============== ============   ==    ==============

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COMMON STOCKS -- (83.1%)
Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A                               70,557 $  673,819       0.0%
    A.H. Belo Corp. Class A                                       46,600    295,910       0.0%
    Aaron's, Inc.                                                114,696  2,834,138       0.1%
#   Abercrombie & Fitch Co. Class A                               84,919  1,240,667       0.1%
    AMC Entertainment Holdings, Inc. Class A                      32,561  1,024,043       0.1%
    AMCON Distributing Co.                                           300     27,825       0.0%
#*  America's Car-Mart, Inc.                                      25,524  1,042,655       0.1%
*   American Axle & Manufacturing Holdings, Inc.                  92,353  1,654,966       0.1%
#   American Eagle Outfitters, Inc.                              273,895  4,667,171       0.2%
*   American Public Education, Inc.                               33,073    666,421       0.0%
*   Apollo Education Group, Inc.                                 120,867  1,062,421       0.1%
#   Arctic Cat, Inc.                                              35,562    533,074       0.0%
    Ark Restaurants Corp.                                          4,323     89,054       0.0%
*   Asbury Automotive Group, Inc.                                 46,541  2,371,264       0.1%
#*  Ascena Retail Group, Inc.                                    226,131  1,105,781       0.1%
*   Ascent Capital Group, Inc. Class A                            10,430    212,563       0.0%
*   Ballantyne Strong, Inc.                                       19,505    132,634       0.0%
*   Barnes & Noble Education, Inc.                                68,005    633,127       0.0%
    Barnes & Noble, Inc.                                          95,071    979,231       0.0%
    Bassett Furniture Industries, Inc.                            26,661    611,870       0.0%
    Beasley Broadcast Group, Inc. Class A                         15,564     78,598       0.0%
#*  Beazer Homes USA, Inc.                                        20,824    213,030       0.0%
#*  Belmond, Ltd. Class A                                        157,706  2,042,293       0.1%
    Big 5 Sporting Goods Corp.                                    39,951    619,240       0.0%
#   Big Lots, Inc.                                                77,817  3,377,258       0.2%
*   Biglari Holdings, Inc.                                            94     41,189       0.0%
*   BJ's Restaurants, Inc.                                        43,479  1,569,592       0.1%
    Bloomin' Brands, Inc.                                        171,794  2,972,036       0.1%
#   Blue Nile, Inc.                                               21,784    760,915       0.0%
#   Bob Evans Farms, Inc.                                         44,644  1,840,226       0.1%
#*  Boot Barn Holdings, Inc.                                       5,603     71,718       0.0%
    Bowl America, Inc. Class A                                     1,400     19,852       0.0%
*   Bravo Brio Restaurant Group, Inc.                             21,853     98,338       0.0%
*   Bridgepoint Education, Inc.                                   50,838    343,665       0.0%
*   Bright Horizons Family Solutions, Inc.                        14,860    994,283       0.0%
#   Brinker International, Inc.                                  108,953  5,364,846       0.2%
#   Buckle, Inc. (The)                                            31,524    657,275       0.0%
#*  Buffalo Wild Wings, Inc.                                      25,056  3,649,406       0.2%
*   Build-A-Bear Workshop, Inc.                                   46,135    622,822       0.0%
*   Cabela's, Inc.                                                22,425  1,381,604       0.1%
#   Cable One, Inc.                                                  422    243,384       0.0%
#*  Caesars Entertainment Corp.                                    3,527     25,042       0.0%
    CalAtlantic Group, Inc.                                       25,417    821,477       0.0%
    Caleres, Inc.                                                 81,772  2,045,118       0.1%
    Callaway Golf Co.                                            182,682  1,865,183       0.1%
*   Cambium Learning Group, Inc.                                  66,334    343,610       0.0%
    Canterbury Park Holding Corp.                                  6,569     70,781       0.0%
    Capella Education Co.                                         26,650  1,948,115       0.1%
*   Career Education Corp.                                       145,147  1,043,607       0.1%
#*  Carmike Cinemas, Inc.                                         42,364  1,383,185       0.1%
#   Carriage Services, Inc.                                       46,003  1,087,511       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Carrols Restaurant Group, Inc.                               102,042 $1,275,525       0.1%
    Cato Corp. (The) Class A                                      46,210  1,371,051       0.1%
#*  Cavco Industries, Inc.                                        16,785  1,550,934       0.1%
*   Century Casinos, Inc.                                          4,960     31,446       0.0%
*   Century Communities, Inc.                                      3,193     62,902       0.0%
*   Charles & Colvard, Ltd.                                       11,224     13,244       0.0%
#   Cheesecake Factory, Inc. (The)                                72,263  3,843,669       0.2%
*   Cherokee, Inc.                                                15,947    149,902       0.0%
    Chico's FAS, Inc.                                            228,406  2,665,498       0.1%
#   Children's Place, Inc. (The)                                  38,725  2,941,164       0.1%
    Choice Hotels International, Inc.                             56,081  2,717,124       0.1%
*   Christopher & Banks Corp.                                     13,759     17,612       0.0%
#   Churchill Downs, Inc.                                         21,618  2,940,048       0.1%
#*  Chuy's Holdings, Inc.                                         54,462  1,546,721       0.1%
    Citi Trends, Inc.                                             26,899    534,214       0.0%
    ClubCorp Holdings, Inc.                                       44,797    517,405       0.0%
#   Collectors Universe, Inc.                                     20,636    387,750       0.0%
    Columbia Sportswear Co.                                       42,155  2,387,659       0.1%
#*  Conn's, Inc.                                                  71,920    683,240       0.0%
#*  Container Store Group, Inc. (The)                              4,711     22,990       0.0%
#   Cooper Tire & Rubber Co.                                     101,483  3,729,500       0.2%
*   Cooper-Standard Holding, Inc.                                 10,641    971,204       0.0%
    Core-Mark Holding Co., Inc.                                  115,588  4,086,036       0.2%
#   Cracker Barrel Old Country Store, Inc.                        28,821  3,977,298       0.2%
#*  Crocs, Inc.                                                   68,100    523,689       0.0%
    CSS Industries, Inc.                                          17,516    439,652       0.0%
    CST Brands, Inc.                                              86,986  4,177,068       0.2%
    Culp, Inc.                                                    38,592  1,080,576       0.1%
    Dana, Inc.                                                       100      1,548       0.0%
#*  Deckers Outdoor Corp.                                         44,537  2,324,386       0.1%
*   Del Frisco's Restaurant Group, Inc.                           27,517    393,493       0.0%
#*  Del Taco Restaurants, Inc.                                     2,704     36,261       0.0%
*   Delta Apparel, Inc.                                            4,288     70,752       0.0%
*   Denny's Corp.                                                 28,387    294,373       0.0%
    Destination Maternity Corp.                                   18,105    122,933       0.0%
#*  Destination XL Group, Inc.                                   129,525    524,576       0.0%
    DeVry Education Group, Inc.                                   71,608  1,625,502       0.1%
#   Dillard's, Inc. Class A                                       23,978  1,469,851       0.1%
    DineEquity, Inc.                                              31,288  2,474,881       0.1%
*   Dixie Group, Inc. (The)                                       17,430     69,720       0.0%
#*  Dorman Products, Inc.                                         58,084  3,731,316       0.2%
    Dover Motorsports, Inc.                                       26,237     62,969       0.0%
#   Drew Industries, Inc.                                         44,007  3,940,827       0.2%
#   DSW, Inc. Class A                                            111,680  2,319,594       0.1%
    Educational Development Corp.                                  2,726     25,488       0.0%
#*  El Pollo Loco Holdings, Inc.                                   2,756     33,623       0.0%
*   Eldorado Resorts, Inc.                                        11,503    139,186       0.0%
*   Emerson Radio Corp.                                           37,654     37,537       0.0%
    Entercom Communications Corp. Class A                         35,561    469,405       0.0%
    Entravision Communications Corp. Class A                     112,884    756,323       0.0%
    Escalade, Inc.                                                10,576    128,498       0.0%
#   Ethan Allen Interiors, Inc.                                   48,878  1,500,555       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  EW Scripps Co. (The) Class A                                 174,708 $2,316,628       0.1%
*   Express, Inc.                                                144,561  1,737,623       0.1%
*   Famous Dave's of America, Inc.                                14,986     74,930       0.0%
#*  Federal-Mogul Holdings Corp.                                  23,530    217,888       0.0%
#*  Fiesta Restaurant Group, Inc.                                 47,558  1,255,531       0.1%
#   Finish Line, Inc. (The) Class A                               96,347  1,897,072       0.1%
#*  Five Below, Inc.                                              73,435  2,759,687       0.1%
    Flanigan's Enterprises, Inc.                                   1,877     43,593       0.0%
    Flexsteel Industries, Inc.                                     8,448    353,971       0.0%
#*  Fox Factory Holding Corp.                                     63,260  1,372,742       0.1%
#*  Francesca's Holdings Corp.                                    76,834  1,234,722       0.1%
    Fred's, Inc. Class A                                          80,423    734,262       0.0%
*   FTD Cos., Inc.                                                44,580    896,950       0.0%
#*  G-III Apparel Group, Ltd.                                     82,878  2,164,773       0.1%
#   GameStop Corp. Class A                                         4,279    102,910       0.0%
*   Gaming Partners International Corp.                           15,986    166,095       0.0%
    Gannett Co., Inc.                                             95,967    745,664       0.0%
*   Genesco, Inc.                                                 36,744  1,976,827       0.1%
*   Gentherm, Inc.                                                72,886  2,051,741       0.1%
    Graham Holdings Co. Class B                                    4,142  1,967,450       0.1%
*   Grand Canyon Education, Inc.                                  60,835  2,654,839       0.1%
*   Gray Television, Inc.                                        134,064  1,193,170       0.1%
*   Gray Television, Inc. Class A                                    912      7,798       0.0%
*   Green Brick Partners, Inc.                                     8,363     63,977       0.0%
    Group 1 Automotive, Inc.                                      38,348  2,311,234       0.1%
    Guess?, Inc.                                                 134,627  1,817,464       0.1%
    Harte-Hanks, Inc.                                             77,706    109,565       0.0%
    Haverty Furniture Cos., Inc.                                  43,931    779,775       0.0%
    Haverty Furniture Cos., Inc. Class A                             457      8,112       0.0%
*   Helen of Troy, Ltd.                                           53,819  4,386,248       0.2%
#*  hhgregg, Inc.                                                 10,213     17,362       0.0%
#*  Hibbett Sports, Inc.                                          24,729    960,722       0.0%
    Hooker Furniture Corp.                                        22,343    587,621       0.0%
*   Horizon Global Corp.                                          41,325    828,153       0.0%
*   Houghton Mifflin Harcourt Co.                                137,504  1,739,426       0.1%
#   HSN, Inc.                                                     39,793  1,500,196       0.1%
*   Iconix Brand Group, Inc.                                      48,591    382,897       0.0%
    ILG, Inc.                                                     66,869  1,095,314       0.1%
*   Installed Building Products, Inc.                              9,858    325,807       0.0%
    International Game Technology P.L.C.                           1,000     28,720       0.0%
    International Speedway Corp. Class A                          44,994  1,480,303       0.1%
*   Intrawest Resorts Holdings, Inc.                              10,542    172,994       0.0%
#*  iRobot Corp.                                                  22,972  1,164,680       0.1%
*   Isle of Capri Casinos, Inc.                                   36,409    764,589       0.0%
    Jack in the Box, Inc.                                         50,226  4,707,683       0.2%
#*  JAKKS Pacific, Inc.                                           10,774     72,186       0.0%
#*  Jamba, Inc.                                                   28,170    297,193       0.0%
#*  JC Penney Co., Inc.                                          105,987    910,428       0.0%
    John Wiley & Sons, Inc. Class A                               28,793  1,485,719       0.1%
    Johnson Outdoors, Inc. Class A                                16,903    608,170       0.0%
*   K12, Inc.                                                     39,186    424,776       0.0%
#*  Kate Spade & Co.                                              47,132    789,461       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   KB Home                                                       91,281 $1,327,226       0.1%
*   Kirkland's, Inc.                                              50,945    622,038       0.0%
#*  Kona Grill, Inc.                                              11,058    118,873       0.0%
*   Koss Corp.                                                       735      2,154       0.0%
*   La Quinta Holdings, Inc.                                      27,460    274,875       0.0%
    La-Z-Boy, Inc.                                               116,492  2,725,913       0.1%
*   Lakeland Industries, Inc.                                      6,559     64,934       0.0%
    Libbey, Inc.                                                  37,073    593,539       0.0%
    Liberty Tax, Inc.                                              4,268     50,576       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                    40,636    902,119       0.0%
    Lifetime Brands, Inc.                                         25,454    360,174       0.0%
*   Lindblad Expeditions Holdings, Inc.                            4,027     32,981       0.0%
#   Lithia Motors, Inc. Class A                                   51,735  4,437,828       0.2%
#*  Live Nation Entertainment, Inc.                                9,927    274,680       0.0%
#*  Loral Space & Communications, Inc.                             1,601     62,119       0.0%
*   Luby's, Inc.                                                  56,361    236,153       0.0%
*   M/I Homes, Inc.                                               42,762    919,811       0.0%
*   Malibu Boats, Inc. Class A                                    21,547    316,094       0.0%
    Marcus Corp. (The)                                            41,404  1,097,206       0.1%
    Marine Products Corp.                                         58,687    548,723       0.0%
*   MarineMax, Inc.                                               65,167  1,300,082       0.1%
#   Marriott Vacations Worldwide Corp.                            42,178  2,681,677       0.1%
#*  McClatchy Co. (The) Class A                                    2,442     34,432       0.0%
    MDC Holdings, Inc.                                            70,677  1,675,752       0.1%
*   Media General, Inc.                                           64,715  1,090,448       0.1%
#   Meredith Corp.                                                72,133  3,271,232       0.1%
*   Meritage Homes Corp.                                          45,594  1,411,134       0.1%
*   Modine Manufacturing Co.                                      72,534    794,247       0.0%
*   Monarch Casino & Resort, Inc.                                 36,281    858,046       0.0%
#   Monro Muffler Brake, Inc.                                     45,850  2,521,750       0.1%
*   Motorcar Parts of America, Inc.                               42,201  1,107,354       0.1%
    Movado Group, Inc.                                            45,116    994,808       0.1%
#*  MSG Networks, Inc. Class A                                     6,900    131,790       0.0%
*   Murphy USA, Inc.                                              59,905  4,120,266       0.2%
    NACCO Industries, Inc. Class A                                14,669  1,073,037       0.1%
*   Nathan's Famous, Inc.                                         14,980    798,434       0.0%
    National CineMedia, Inc.                                     109,046  1,512,468       0.1%
#*  Nautilus, Inc.                                                95,994  1,689,494       0.1%
*   New Home Co., Inc. (The)                                         839      8,407       0.0%
    New Media Investment Group, Inc.                               4,953     71,323       0.0%
*   New York & Co., Inc.                                          73,557    161,825       0.0%
#   New York Times Co. (The) Class A                             242,703  2,645,463       0.1%
#   Nexstar Broadcasting Group, Inc. Class A                      38,798  1,893,342       0.1%
#*  Noodles & Co.                                                  8,063     37,896       0.0%
    Nutrisystem, Inc.                                             50,487  1,600,438       0.1%
    Office Depot, Inc.                                           836,472  2,634,887       0.1%
#*  Overstock.com, Inc.                                           15,762    230,913       0.0%
    Oxford Industries, Inc.                                       25,607  1,606,071       0.1%
#   Papa John's International, Inc.                               61,421  4,634,214       0.2%
#*  Papa Murphy's Holdings, Inc.                                   3,866     21,495       0.0%
#*  Penn National Gaming, Inc.                                    63,987    827,352       0.0%
#   Penske Automotive Group, Inc.                                 41,933  1,876,502       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   Perfumania Holdings, Inc.                                      8,879 $   17,758       0.0%
*   Perry Ellis International, Inc.                               36,369    676,100       0.0%
    PetMed Express, Inc.                                          50,778  1,008,959       0.1%
    Pier 1 Imports, Inc.                                         186,126    802,203       0.0%
#*  Pinnacle Entertainment, Inc.                                  72,817    862,881       0.0%
    Pool Corp.                                                    41,444  3,836,886       0.2%
*   Popeyes Louisiana Kitchen, Inc.                               27,483  1,467,043       0.1%
*   Potbelly Corp.                                                15,992    208,696       0.0%
    RCI Hospitality Holdings, Inc.                                15,408    178,887       0.0%
*   Reading International, Inc. Class A                           21,119    278,560       0.0%
*   Reading International, Inc. Class B                            2,340     35,416       0.0%
*   Red Lion Hotels Corp.                                         24,422    205,145       0.0%
*   Red Robin Gourmet Burgers, Inc.                               31,187  1,434,602       0.1%
    Regal Entertainment Group Class A                            143,049  3,076,984       0.1%
*   Regis Corp.                                                   77,811    986,643       0.0%
#   Rent-A-Center, Inc.                                           56,017    565,212       0.0%
    Rocky Brands, Inc.                                            14,145    151,351       0.0%
*   Ruby Tuesday, Inc.                                            66,009    196,047       0.0%
    Ruth's Hospitality Group, Inc.                                87,901  1,393,231       0.1%
    Saga Communications, Inc. Class A                             15,886    667,212       0.0%
    Salem Media Group, Inc.                                       12,256     66,795       0.0%
    Scholastic Corp.                                              34,145  1,306,046       0.1%
*   Sears Hometown and Outlet Stores, Inc.                           720      3,492       0.0%
#   SeaWorld Entertainment, Inc.                                 125,768  1,762,010       0.1%
#*  Select Comfort Corp.                                          89,608  1,719,578       0.1%
*   Sequential Brands Group, Inc.                                  3,479     25,049       0.0%
*   Shiloh Industries, Inc.                                       28,236    197,370       0.0%
    Shoe Carnival, Inc.                                           48,652  1,234,301       0.1%
#*  Shutterfly, Inc.                                              64,322  3,151,778       0.1%
#   Sinclair Broadcast Group, Inc. Class A                        91,559  2,298,131       0.1%
*   Skechers U.S.A., Inc. Class A                                 70,830  1,489,555       0.1%
#*  Skyline Corp.                                                 10,040    116,163       0.0%
*   Smith & Wesson Holding Corp.                                  56,346  1,489,225       0.1%
    Sonic Automotive, Inc. Class A                                52,991    948,539       0.0%
#   Sonic Corp.                                                  128,846  2,951,862       0.1%
    Sotheby's                                                     79,852  2,865,090       0.1%
*   Spanish Broadcasting System, Inc. Class A                      4,462     15,171       0.0%
    Spartan Motors, Inc.                                          38,940    332,937       0.0%
    Speedway Motorsports, Inc.                                    47,640    896,108       0.0%
#*  Sportsman's Warehouse Holdings, Inc.                          40,104    368,957       0.0%
#   Stage Stores, Inc.                                            39,118    199,111       0.0%
    Standard Motor Products, Inc.                                 57,284  2,801,188       0.1%
    Stanley Furniture Co., Inc.                                    8,005     11,047       0.0%
*   Starz Class A                                                  4,207    132,352       0.0%
    Stein Mart, Inc.                                              76,187    458,646       0.0%
*   Steven Madden, Ltd.                                           82,515  2,756,001       0.1%
*   Stoneridge, Inc.                                              92,353  1,368,671       0.1%
    Strattec Security Corp.                                        5,841    207,355       0.0%
*   Strayer Education, Inc.                                       25,749  1,510,436       0.1%
    Sturm Ruger & Co., Inc.                                       31,391  1,930,546       0.1%
    Superior Industries International, Inc.                       45,688  1,119,356       0.1%
    Superior Uniform Group, Inc.                                  18,772    333,954       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Sypris Solutions, Inc.                                        25,625 $     25,369       0.0%
#   Tailored Brands, Inc.                                         22,172      350,318       0.0%
*   Tandy Leather Factory, Inc.                                   22,365      165,501       0.0%
*   Taylor Morrison Home Corp. Class A                            17,249      294,268       0.0%
#*  Tempur Sealy International, Inc.                              16,600      897,562       0.0%
#*  Tenneco, Inc.                                                 83,308    4,587,772       0.2%
#   Texas Roadhouse, Inc.                                        103,127    4,178,706       0.2%
    Thor Industries, Inc.                                         99,761    7,912,045       0.4%
#*  Tile Shop Holdings, Inc.                                       4,897       83,004       0.0%
*   Tilly's, Inc. Class A                                          6,152       57,091       0.0%
    Time, Inc.                                                    95,311    1,239,043       0.1%
*   TopBuild Corp.                                                14,130      425,737       0.0%
    Tower International, Inc.                                     36,925      801,272       0.0%
*   Town Sports International Holdings, Inc.                      18,850       47,125       0.0%
*   Townsquare Media, Inc. Class A                                 1,089        9,126       0.0%
*   Trans World Entertainment Corp.                               15,000       58,500       0.0%
*   TRI Pointe Group, Inc.                                       287,660    3,115,358       0.1%
#*  Tuesday Morning Corp.                                         63,797      315,795       0.0%
#   Tupperware Brands Corp.                                       71,609    4,262,168       0.2%
*   UCP, Inc. Class A                                              3,195       29,075       0.0%
*   Unifi, Inc.                                                   37,068    1,065,705       0.1%
*   Universal Electronics, Inc.                                   27,988    1,963,358       0.1%
    Universal Technical Institute, Inc.                            7,561       11,493       0.0%
*   US Auto Parts Network, Inc.                                   22,977       70,539       0.0%
    Vail Resorts, Inc.                                            32,782    5,226,762       0.2%
#*  Vera Bradley, Inc.                                            34,600      462,602       0.0%
*   Vince Holding Corp.                                           22,894      124,772       0.0%
*   Vista Outdoor, Inc.                                           81,788    3,162,742       0.1%
    Visteon Corp.                                                 24,747    1,747,386       0.1%
#*  Vitamin Shoppe, Inc.                                          42,033    1,052,927       0.1%
*   VOXX International Corp.                                      30,048      123,197       0.0%
*   WCI Communities, Inc.                                          5,196      120,287       0.0%
#   Wendy's Co. (The)                                            347,849    3,770,683       0.2%
*   West Marine, Inc.                                             48,991      391,928       0.0%
#   Weyco Group, Inc.                                             11,854      300,025       0.0%
#*  William Lyon Homes Class A                                    29,745      531,246       0.0%
#   Winmark Corp.                                                  8,419      900,412       0.0%
#   Winnebago Industries, Inc.                                    77,870    2,199,827       0.1%
    Wolverine World Wide, Inc.                                   131,016    2,797,192       0.1%
*   ZAGG, Inc.                                                    77,954      506,701       0.0%
*   Zumiez, Inc.                                                  34,987      778,461       0.0%
                                                                         ------------      ----
Total Consumer Discretionary                                              354,964,503      15.5%
                                                                         ------------      ----
Consumer Staples -- (3.8%)
#   Alico, Inc.                                                    7,443      194,634       0.0%
*   Alliance One International, Inc.                               4,561       67,731       0.0%
    Andersons, Inc. (The)                                         38,223    1,454,385       0.1%
    B&G Foods, Inc.                                               81,354    3,449,410       0.2%
#*  Boston Beer Co., Inc. (The) Class A                            8,600    1,335,150       0.1%
*   Bridgford Foods Corp.                                          6,838       77,953       0.0%
#   Cal-Maine Foods, Inc.                                         64,721    2,501,467       0.1%
    Calavo Growers, Inc.                                          28,073    1,660,518       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Staples -- (Continued)
    Casey's General Stores, Inc.                                  32,444 $3,665,848       0.2%
*   CCA Industries, Inc.                                          12,215     36,645       0.0%
#*  Central Garden & Pet Co.                                      27,336    664,811       0.0%
*   Central Garden & Pet Co. Class A                              76,906  1,794,986       0.1%
#*  Chefs' Warehouse, Inc. (The)                                  42,377    483,098       0.0%
#   Coca-Cola Bottling Co. Consolidated                           12,876  1,819,379       0.1%
*   Craft Brew Alliance, Inc.                                     56,779    911,303       0.0%
*   Darling Ingredients, Inc.                                    244,351  3,323,174       0.1%
#   Dean Foods Co.                                               152,908  2,792,100       0.1%
#*  Farmer Brothers Co.                                           29,180    954,186       0.0%
    Fresh Del Monte Produce, Inc.                                 91,010  5,492,453       0.2%
*   HRG Group, Inc.                                               52,919    795,902       0.0%
    Ingles Markets, Inc. Class A                                  31,886  1,259,497       0.1%
    Inter Parfums, Inc.                                           63,168  2,059,277       0.1%
#*  Inventure Foods, Inc.                                          3,653     30,904       0.0%
    J&J Snack Foods Corp.                                         26,004  3,176,389       0.1%
#   John B. Sanfilippo & Son, Inc.                                18,497    937,428       0.0%
    Lancaster Colony Corp.                                        38,638  5,048,055       0.2%
*   Landec Corp.                                                  68,962    913,746       0.0%
#*  Lifevantage Corp.                                              3,000     24,600       0.0%
#*  Lifeway Foods, Inc.                                           28,187    503,984       0.0%
#   Limoneira Co.                                                    483      9,510       0.0%
    Mannatech, Inc.                                                  840     14,532       0.0%
    Medifast, Inc.                                                39,894  1,638,048       0.1%
#   MGP Ingredients, Inc.                                         47,869  1,685,467       0.1%
*   National Beverage Corp.                                       81,150  3,833,526       0.2%
*   Natural Alternatives International, Inc.                      15,584    196,358       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                       9,581    113,822       0.0%
    Nature's Sunshine Products, Inc.                               2,185     27,422       0.0%
#   Nu Skin Enterprises, Inc. Class A                             12,563    774,509       0.0%
*   Nutraceutical International Corp.                             27,069    779,587       0.0%
    Oil-Dri Corp. of America                                      12,931    436,551       0.0%
*   Omega Protein Corp.                                           49,304  1,099,479       0.1%
#   Orchids Paper Products Co.                                    14,390    369,247       0.0%
#*  Post Holdings, Inc.                                           73,932  5,635,836       0.2%
#   PriceSmart, Inc.                                              42,197  3,837,817       0.2%
*   Primo Water Corp.                                             20,054    262,507       0.0%
*   Revlon, Inc. Class A                                          77,452  2,633,368       0.1%
    Rocky Mountain Chocolate Factory, Inc.                         9,933    101,317       0.0%
#   Sanderson Farms, Inc.                                         32,064  2,885,119       0.1%
*   Seaboard Corp.                                                    99    335,115       0.0%
*   Seneca Foods Corp. Class A                                    19,421    570,977       0.0%
*   Seneca Foods Corp. Class B                                     1,443     47,619       0.0%
    Snyder's-Lance, Inc.                                         135,223  4,809,882       0.2%
    SpartanNash Co.                                               76,960  2,154,880       0.1%
*   SUPERVALU, Inc.                                              249,378  1,069,832       0.1%
*   Tofutti Brands, Inc.                                           7,749     18,210       0.0%
#   Tootsie Roll Industries, Inc.                                 36,045  1,277,795       0.1%
#*  TreeHouse Foods, Inc.                                         50,410  4,409,867       0.2%
*   United Natural Foods, Inc.                                    62,532  2,610,086       0.1%
    United-Guardian, Inc.                                         13,162    205,327       0.0%
#   Universal Corp.                                               33,750  1,829,250       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
#*  USANA Health Sciences, Inc.                                   26,952 $  3,463,332       0.2%
#   Vector Group, Ltd.                                           166,590    3,488,395       0.2%
    Village Super Market, Inc. Class A                            10,319      308,538       0.0%
    WD-40 Co.                                                     17,475    1,863,272       0.1%
    Weis Markets, Inc.                                            32,310    1,797,405       0.1%
                                                                         ------------       ---
Total Consumer Staples                                                    104,022,817       4.5%
                                                                         ------------       ---
Energy -- (3.7%)
    Adams Resources & Energy, Inc.                                 7,318      267,400       0.0%
#   Alon USA Energy, Inc.                                        109,643      883,723       0.0%
    Archrock, Inc.                                                79,065      917,154       0.1%
#   Atwood Oceanics, Inc.                                         37,919      289,322       0.0%
*   Barnwell Industries, Inc.                                      8,064       12,902       0.0%
*   Bill Barrett Corp.                                            26,982      140,037       0.0%
#   Bristow Group, Inc.                                           37,185      372,222       0.0%
*   Callon Petroleum Co.                                         157,437    2,045,107       0.1%
#   CARBO Ceramics, Inc.                                          12,224       74,566       0.0%
#*  Carrizo Oil & Gas, Inc.                                       25,807      873,051       0.0%
#*  Clayton Williams Energy, Inc.                                 17,125    1,495,184       0.1%
*   Clean Energy Fuels Corp.                                      92,036      378,268       0.0%
#   CONSOL Energy, Inc.                                           28,979      491,194       0.0%
*   Contango Oil & Gas Co.                                        38,383      300,539       0.0%
#   CVR Energy, Inc.                                               5,515       73,129       0.0%
*   Dawson Geophysical Co.                                        21,478      140,681       0.0%
    Delek US Holdings, Inc.                                       85,275    1,441,147       0.1%
#   DHT Holdings, Inc.                                           190,797      776,544       0.0%
#   Diamond Offshore Drilling, Inc.                               27,686      456,542       0.0%
#*  Dorian LPG, Ltd.                                               2,604       14,660       0.0%
#*  Dril-Quip, Inc.                                               71,288    3,386,180       0.2%
*   ENGlobal Corp.                                                39,646       56,694       0.0%
#   EnLink Midstream LLC                                         127,986    1,951,786       0.1%
*   Era Group, Inc.                                               18,303      138,188       0.0%
    Evolution Petroleum Corp.                                     16,274      125,310       0.0%
*   Exterran Corp.                                                45,712      722,707       0.0%
*   Fairmount Santrol Holdings, Inc.                               2,298       19,740       0.0%
#*  Forum Energy Technologies, Inc.                               67,826    1,220,868       0.1%
    GasLog, Ltd.                                                  52,543      806,535       0.0%
#*  Geospace Technologies Corp.                                   13,874      255,698       0.0%
#   Green Plains, Inc.                                            69,992    1,819,792       0.1%
    Gulf Island Fabrication, Inc.                                 12,282      122,820       0.0%
#*  Gulfmark Offshore, Inc. Class A                                3,170        3,645       0.0%
*   Gulfport Energy Corp.                                         12,319      297,011       0.0%
    Hallador Energy Co.                                            2,560       22,630       0.0%
*   Helix Energy Solutions Group, Inc.                           183,565    1,600,687       0.1%
*   HKN, Inc.                                                        753       10,316       0.0%
#*  Hornbeck Offshore Services, Inc.                              39,200      155,624       0.0%
#*  Jones Energy, Inc. Class A                                     6,200       25,420       0.0%
#*  Kosmos Energy, Ltd.                                          134,333      699,875       0.0%
#*  Matador Resources Co.                                         10,615      231,513       0.0%
*   Matrix Service Co.                                            62,462    1,105,577       0.1%
*   Mitcham Industries, Inc.                                      19,337       57,237       0.0%
#   Murphy Oil Corp.                                             114,500    2,962,115       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Energy -- (Continued)
    Nabors Industries, Ltd.                                      406,068 $  4,832,209       0.2%
*   Natural Gas Services Group, Inc.                              29,473      639,564       0.0%
*   Newpark Resources, Inc.                                      219,169    1,380,765       0.1%
    Noble Corp. P.L.C.                                           178,562      882,096       0.0%
    Nordic American Offshore, Ltd.                                   113          373       0.0%
#*  Northern Oil and Gas, Inc.                                     2,727        5,727       0.0%
*   Oasis Petroleum, Inc.                                        225,714    2,367,740       0.1%
*   Oil States International, Inc.                                74,879    2,190,211       0.1%
    Overseas Shipholding Group, Inc. Class A                       5,814       50,931       0.0%
    Panhandle Oil and Gas, Inc. Class A                           33,766      607,788       0.0%
*   Par Pacific Holdings, Inc.                                     9,077      115,641       0.0%
*   Parker Drilling Co.                                          169,591      339,182       0.0%
*   Parsley Energy, Inc. Class A                                 176,689    5,813,068       0.3%
#   Patterson-UTI Energy, Inc.                                   258,733    5,816,318       0.3%
#   PBF Energy, Inc. Class A                                     149,766    3,264,899       0.2%
#*  PDC Energy, Inc.                                              86,705    5,317,618       0.2%
*   PHI, Inc. Non-Voting                                          21,469      334,487       0.0%
*   PHI, Inc. Voting                                                 200        3,020       0.0%
*   Pioneer Energy Services Corp.                                 80,799      286,836       0.0%
    QEP Resources, Inc.                                          111,614    1,793,637       0.1%
#*  Renewable Energy Group, Inc.                                 103,439      905,091       0.0%
#*  REX American Resources Corp.                                  18,425    1,455,391       0.1%
*   Rice Energy, Inc.                                             40,144      886,781       0.0%
*   RigNet, Inc.                                                  10,356      155,340       0.0%
*   Ring Energy, Inc.                                              8,020       74,025       0.0%
#   Rowan Cos. P.L.C. Class A                                    187,432    2,487,223       0.1%
#*  RPC, Inc.                                                    103,642    1,789,897       0.1%
*   RSP Permian, Inc.                                             73,674    2,659,631       0.1%
    Scorpio Tankers, Inc.                                        195,385      748,325       0.0%
*   SEACOR Holdings, Inc.                                         19,648      968,843       0.1%
    SemGroup Corp. Class A                                        58,116    1,874,241       0.1%
#   Ship Finance International, Ltd.                              79,086    1,000,438       0.1%
    SM Energy Co.                                                130,931    4,403,209       0.2%
#   Superior Energy Services, Inc.                               292,513    4,141,984       0.2%
#*  Synergy Resources Corp.                                      150,147    1,027,005       0.1%
#   Teekay Corp.                                                  13,734       89,683       0.0%
#   Teekay Tankers, Ltd. Class A                                  85,177      181,427       0.0%
#   Tesco Corp.                                                   60,629      415,309       0.0%
*   TETRA Technologies, Inc.                                     148,797      810,944       0.0%
#   Tidewater, Inc.                                               16,185       28,000       0.0%
#*  Unit Corp.                                                    42,208      723,023       0.0%
    US Silica Holdings, Inc.                                       7,707      355,986       0.0%
#   Western Refining, Inc.                                       111,876    3,227,623       0.2%
#*  Whiting Petroleum Corp.                                      530,702    4,372,984       0.2%
*   Willbros Group, Inc.                                          41,822       63,569       0.0%
    World Fuel Services Corp.                                     12,333      496,403       0.0%
*   WPX Energy, Inc.                                             154,639    1,679,380       0.1%
                                                                         ------------       ---
Total Energy                                                              102,305,205       4.5%
                                                                         ------------       ---
Financials -- (17.7%)
    1st Constitution Bancorp                                         170        2,295       0.0%
    1st Source Corp.                                              55,678    1,924,232       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    A-Mark Precious Metals, Inc.                                   5,555 $   84,714       0.0%
    Access National Corp.                                          9,776    230,420       0.0%
    ACNB Corp.                                                       896     24,102       0.0%
    Allied World Assurance Co. Holdings AG                        18,633    800,846       0.0%
*   Ambac Financial Group, Inc.                                   47,151    869,936       0.0%
    American Equity Investment Life Holding Co.                  116,240  2,084,183       0.1%
    American National Bankshares, Inc.                             5,836    157,864       0.0%
    American National Insurance Co.                                8,331    976,060       0.0%
*   American River Bankshares                                      1,668     20,400       0.0%
    Ameris Bancorp                                                61,629  2,237,133       0.1%
#   AMERISAFE, Inc.                                               46,111  2,563,772       0.1%
    AmeriServ Financial, Inc.                                     62,491    203,096       0.0%
#   AmTrust Financial Services, Inc.                              41,621  1,098,378       0.1%
    Argo Group International Holdings, Ltd.                       52,342  2,910,215       0.1%
#   Arrow Financial Corp.                                         32,707  1,033,541       0.1%
#   Artisan Partners Asset Management, Inc. Class A               31,795    826,670       0.0%
    Aspen Insurance Holdings, Ltd.                               107,094  5,167,285       0.2%
    Associated Banc-Corp                                         252,334  5,122,380       0.2%
    Associated Capital Group, Inc. Class A                         4,608    156,442       0.0%
*   Asta Funding, Inc.                                            29,877    292,795       0.0%
    Astoria Financial Corp.                                      171,851  2,514,180       0.1%
    Atlantic American Corp.                                        4,900     18,620       0.0%
*   Atlantic Coast Financial Corp.                                 2,377     15,260       0.0%
*   Atlanticus Holdings Corp.                                     19,846     68,469       0.0%
*   Atlas Financial Holdings, Inc.                                 5,764     98,853       0.0%
    Auburn National Bancorporation, Inc.                             300      8,325       0.0%
    Baldwin & Lyons, Inc. Class A                                    550     13,175       0.0%
    Baldwin & Lyons, Inc. Class B                                 18,373    451,976       0.0%
#   Banc of California, Inc.                                      41,095    546,564       0.0%
    BancFirst Corp.                                               22,138  1,587,295       0.1%
*   Bancorp, Inc. (The)                                           64,128    399,517       0.0%
    BancorpSouth, Inc.                                           156,548  3,678,878       0.2%
    Bank Mutual Corp.                                             50,213    391,661       0.0%
    Bank of Commerce Holdings                                        400      2,920       0.0%
#   Bank of Hawaii Corp.                                          78,053  5,865,683       0.3%
    Bank of Marin Bancorp                                          2,370    120,278       0.0%
#   Bank of the Ozarks, Inc.                                      96,918  3,582,089       0.2%
    BankFinancial Corp.                                           33,214    417,500       0.0%
    Banner Corp.                                                  47,446  2,141,712       0.1%
#   Bar Harbor Bankshares                                          6,345    230,641       0.0%
#*  BBX Capital Corp. Class A                                        232      4,724       0.0%
    BCB Bancorp, Inc.                                              3,171     37,418       0.0%
    Bear State Financial, Inc.                                       439      3,881       0.0%
    Beneficial Bancorp, Inc.                                      97,966  1,420,507       0.1%
    Berkshire Bancorp, Inc.                                          150      1,223       0.0%
    Berkshire Hills Bancorp, Inc.                                 44,532  1,315,921       0.1%
    BGC Partners, Inc. Class A                                   233,242  2,003,549       0.1%
#   Blue Hills Bancorp, Inc.                                       1,295     20,137       0.0%
    BNC Bancorp                                                   26,796    667,220       0.0%
#*  BofI Holding, Inc.                                           104,916  1,954,585       0.1%
    Boston Private Financial Holdings, Inc.                      199,665  2,625,595       0.1%
    Bridge Bancorp, Inc.                                           3,288     90,584       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Brookline Bancorp, Inc.                                      132,821 $1,700,109       0.1%
    Bryn Mawr Bank Corp.                                          31,125    977,325       0.0%
*   BSB Bancorp, Inc.                                                501     12,275       0.0%
    C&F Financial Corp.                                              384     16,051       0.0%
    Calamos Asset Management, Inc. Class A                        29,630    191,410       0.0%
#   California First National Bancorp                              3,097     43,668       0.0%
    Camden National Corp.                                         22,486    742,488       0.0%
#   Capital Bank Financial Corp. Class A                          26,308    861,587       0.0%
    Capital City Bank Group, Inc.                                  9,887    148,700       0.0%
    Capitol Federal Financial, Inc.                              235,121  3,449,225       0.2%
    Cardinal Financial Corp.                                      72,600  1,907,928       0.1%
*   Cascade Bancorp                                               65,778    401,904       0.0%
    Cathay General Bancorp                                       196,272  5,878,346       0.3%
    CenterState Banks, Inc.                                       49,467    924,044       0.0%
    Central Pacific Financial Corp.                               36,153    926,601       0.0%
    Century Bancorp, Inc. Class A                                  1,209     54,828       0.0%
    Charter Financial Corp.                                        6,556     82,933       0.0%
    Chemical Financial Corp.                                      52,866  2,270,595       0.1%
    Citizens & Northern Corp.                                      5,510    115,269       0.0%
    Citizens Community Bancorp, Inc.                              17,782    192,935       0.0%
    Citizens Holding Co.                                             592     13,675       0.0%
#*  Citizens, Inc.                                               100,100    778,778       0.0%
    City Holding Co.                                              36,845  1,925,888       0.1%
    Civista Bancshares, Inc.                                         742     10,937       0.0%
    Clifton Bancorp, Inc.                                         53,560    818,932       0.0%
    CNB Financial Corp.                                           11,819    231,061       0.0%
    CNO Financial Group, Inc.                                    336,171  5,069,459       0.2%
    CoBiz Financial, Inc.                                         97,826  1,244,347       0.1%
    Codorus Valley Bancorp, Inc.                                   2,441     51,022       0.0%
    Cohen & Steers, Inc.                                           4,311    160,283       0.0%
*   Colony Bankcorp, Inc.                                          1,629     16,249       0.0%
#   Columbia Banking System, Inc.                                102,093  3,371,111       0.2%
#   Community Bank System, Inc.                                   73,425  3,459,052       0.2%
    Community Trust Bancorp, Inc.                                 42,011  1,535,502       0.1%
    Community West Bancshares                                      1,200      9,780       0.0%
    ConnectOne Bancorp, Inc.                                      37,010    679,134       0.0%
*   Consumer Portfolio Services, Inc.                             43,017    192,716       0.0%
#*  Cowen Group, Inc. Class A                                    151,478    492,304       0.0%
    Crawford & Co. Class A                                        62,652    563,241       0.0%
#   Crawford & Co. Class B                                        46,636    524,655       0.0%
#*  Credit Acceptance Corp.                                        4,645    855,145       0.0%
*   CU Bancorp                                                     2,324     54,614       0.0%
*   Customers Bancorp, Inc.                                       32,451    878,449       0.0%
#   CVB Financial Corp.                                          189,760  3,184,173       0.1%
#   Diamond Hill Investment Group, Inc.                            6,604  1,201,994       0.1%
    Dime Community Bancshares, Inc.                               76,658  1,241,860       0.1%
    Donegal Group, Inc. Class A                                   40,897    615,500       0.0%
    Donegal Group, Inc. Class B                                      870     16,030       0.0%
#*  Donnelley Financial Solutions, Inc.                            9,131    195,860       0.0%
*   Eagle Bancorp, Inc.                                           20,179    991,798       0.0%
    Eastern Virginia Bankshares, Inc.                                822      6,782       0.0%
*   eHealth, Inc.                                                 35,922    281,269       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    EMC Insurance Group, Inc.                                     42,825 $ 1,042,789       0.1%
#*  Emergent Capital, Inc.                                         1,624       4,498       0.0%
    Employers Holdings, Inc.                                      54,960   1,722,996       0.1%
#*  Encore Capital Group, Inc.                                    43,194     857,401       0.0%
    Endurance Specialty Holdings, Ltd.                           111,425  10,245,529       0.5%
#*  Enova International, Inc.                                     25,823     242,736       0.0%
#*  Enstar Group, Ltd.                                            17,850   3,009,510       0.1%
#   Enterprise Bancorp, Inc.                                       2,343      61,152       0.0%
    Enterprise Financial Services Corp.                           39,490   1,307,119       0.1%
    ESSA Bancorp, Inc.                                            11,338     152,836       0.0%
    Evans Bancorp, Inc.                                            1,635      44,472       0.0%
    EverBank Financial Corp.                                     130,380   2,517,638       0.1%
    Evercore Partners, Inc. Class A                               50,694   2,724,802       0.1%
*   Ezcorp, Inc. Class A                                          42,287     412,298       0.0%
    Farmers Capital Bank Corp.                                     2,243      70,430       0.0%
    Farmers National Banc Corp.                                    2,180      22,890       0.0%
    FBL Financial Group, Inc. Class A                             40,672   2,574,538       0.1%
*   FCB Financial Holdings, Inc. Class A                          27,625   1,030,412       0.1%
    Federal Agricultural Mortgage Corp. Class A                    1,115      52,951       0.0%
    Federal Agricultural Mortgage Corp. Class C                   23,362     953,870       0.0%
#   Federated Investors, Inc. Class B                             65,759   1,775,493       0.1%
    Federated National Holding Co.                                24,236     434,067       0.0%
    Fidelity Southern Corp.                                       23,085     420,840       0.0%
    Financial Institutions, Inc.                                  28,837     774,273       0.0%
*   First Acceptance Corp.                                       115,914      99,686       0.0%
    First American Financial Corp.                               108,919   4,254,376       0.2%
*   First BanCorp(318672706)                                      92,151     472,735       0.0%
#   First Bancorp(318910106)                                      18,661     368,928       0.0%
    First Bancorp, Inc.                                            6,774     160,341       0.0%
    First Bancshares, Inc. (The)                                     300       6,450       0.0%
    First Busey Corp.                                             59,388   1,372,457       0.1%
    First Business Financial Services, Inc.                        2,930      55,231       0.0%
    First Citizens BancShares, Inc. Class A                        4,345   1,264,395       0.1%
    First Commonwealth Financial Corp.                           156,095   1,585,925       0.1%
    First Community Bancshares, Inc.                              38,036     861,515       0.0%
    First Connecticut Bancorp., Inc.                               6,984     123,966       0.0%
    First Defiance Financial Corp.                                24,297     959,246       0.0%
    First Financial Bancorp                                      105,801   2,274,721       0.1%
#   First Financial Bankshares, Inc.                              62,558   2,264,600       0.1%
    First Financial Corp.                                         25,478   1,021,668       0.1%
    First Financial Northwest, Inc.                               35,765     568,664       0.0%
#   First Horizon National Corp.                                 360,615   5,557,077       0.2%
    First Interstate BancSystem, Inc. Class A                     38,696   1,234,402       0.1%
    First Merchants Corp.                                         71,810   2,021,451       0.1%
    First Midwest Bancorp, Inc.                                  131,220   2,533,858       0.1%
*   First NBC Bank Holding Co.                                    17,220      92,988       0.0%
    First of Long Island Corp. (The)                               6,132     195,917       0.0%
    First South Bancorp, Inc.                                      3,490      33,853       0.0%
*   First United Corp.                                             1,700      19,890       0.0%
    FirstCash, Inc.                                               83,455   3,939,076       0.2%
*   Flagstar Bancorp, Inc.                                        53,913   1,478,834       0.1%
    Flushing Financial Corp.                                      76,944   1,648,140       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
#   FNB Corp.                                                    409,087 $5,346,767       0.2%
#*  FNFV Group                                                     4,742     57,141       0.0%
    Fulton Financial Corp.                                       353,155  5,262,009       0.2%
    Gain Capital Holdings, Inc.                                   60,987    280,540       0.0%
    GAMCO Investors, Inc. Class A                                  4,608    130,913       0.0%
#*  Genworth Financial, Inc. Class A                               6,100     25,254       0.0%
    German American Bancorp, Inc.                                 33,538  1,305,634       0.1%
#   Glacier Bancorp, Inc.                                        134,100  3,789,666       0.2%
*   Global Indemnity P.L.C.                                       23,351    701,464       0.0%
    Great Southern Bancorp, Inc.                                  30,992  1,281,519       0.1%
    Great Western Bancorp, Inc.                                    1,728     55,711       0.0%
*   Green Dot Corp. Class A                                       84,511  1,876,144       0.1%
#   Greenhill & Co., Inc.                                         21,434    502,627       0.0%
#*  Greenlight Capital Re, Ltd. Class A                           45,115    897,789       0.0%
    Guaranty Bancorp                                              20,620    391,780       0.0%
    Guaranty Federal Bancshares, Inc.                              2,022     33,505       0.0%
*   Hallmark Financial Services, Inc.                             34,644    358,912       0.0%
    Hancock Holding Co.                                          121,143  4,064,348       0.2%
    Hanmi Financial Corp.                                         80,861  2,021,525       0.1%
    Hanover Insurance Group, Inc. (The)                           63,118  4,808,960       0.2%
    Hawthorn Bancshares, Inc.                                      1,955     28,250       0.0%
#   HCI Group, Inc.                                               31,322    849,139       0.0%
    Heartland Financial USA, Inc.                                 35,926  1,345,429       0.1%
    Hennessy Advisors, Inc.                                        1,841     53,168       0.0%
    Heritage Commerce Corp.                                       31,770    344,705       0.0%
    Heritage Financial Corp.                                      39,658    729,707       0.0%
#   Heritage Insurance Holdings, Inc.                              6,505     76,694       0.0%
    Heritage Oaks Bancorp                                          1,500     11,925       0.0%
*   Hilltop Holdings, Inc.                                       169,255  4,180,598       0.2%
    Hingham Institution for Savings                                  622     89,226       0.0%
*   HMN Financial, Inc.                                            2,746     40,366       0.0%
    Home Bancorp, Inc.                                             1,082     31,064       0.0%
#   Home BancShares, Inc.                                        237,604  5,110,862       0.2%
*   HomeStreet, Inc.                                              27,651    761,785       0.0%
*   HomeTrust Bancshares, Inc.                                     7,702    143,257       0.0%
    Hope Bancorp, Inc.                                           269,596  4,351,279       0.2%
    HopFed Bancorp, Inc.                                           5,577     63,466       0.0%
    Horace Mann Educators Corp.                                   77,779  2,796,155       0.1%
    Horizon Bancorp                                                6,175    179,075       0.0%
    Huntington Bancshares, Inc.                                  329,565  3,493,389       0.2%
    Iberiabank Corp.                                              65,482  4,298,893       0.2%
*   Impac Mortgage Holdings, Inc.                                  1,592     25,233       0.0%
    Independence Holding Co.                                      15,563    273,131       0.0%
    Independent Bank Corp.(453836108)                             43,062  2,374,869       0.1%
    Independent Bank Corp.(453838609)                             21,971    369,113       0.0%
    Independent Bank Group, Inc.                                   3,564    172,141       0.0%
    Infinity Property & Casualty Corp.                            17,124  1,403,312       0.1%
#   Interactive Brokers Group, Inc. Class A                      114,563  3,802,346       0.2%
    International Bancshares Corp.                               105,182  3,244,865       0.1%
*   INTL. FCStone, Inc.                                           33,417  1,199,670       0.1%
    Investment Technology Group, Inc.                             52,538    804,357       0.0%
    Investors Title Co.                                            1,371    131,616       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Janus Capital Group, Inc.                                    283,423 $3,633,483       0.2%
*   KCG Holdings, Inc. Class A                                    66,735    851,539       0.0%
    Kearny Financial Corp.                                        84,846  1,183,602       0.1%
    Kemper Corp.                                                  75,283  2,826,877       0.1%
    Kentucky First Federal Bancorp                                 3,402     27,641       0.0%
*   Ladenburg Thalmann Financial Services, Inc.                   46,904     95,684       0.0%
#   Lake Shore Bancorp, Inc.                                         338      4,658       0.0%
    Lake Sunapee Bank Group                                        2,734     49,813       0.0%
    Lakeland Bancorp, Inc.                                        68,548    969,954       0.0%
    Lakeland Financial Corp.                                      60,442  2,226,683       0.1%
    Landmark Bancorp, Inc.                                         2,712     71,868       0.0%
    LCNB Corp.                                                       700     12,040       0.0%
    LegacyTexas Financial Group, Inc.                             81,712  2,795,368       0.1%
#*  LendingTree, Inc.                                             16,526  1,319,601       0.1%
    Macatawa Bank Corp.                                           49,055    398,817       0.0%
    Mackinac Financial Corp.                                       7,750     89,590       0.0%
*   Magyar Bancorp, Inc.                                             809      8,450       0.0%
    Maiden Holdings, Ltd.                                        115,786  1,580,479       0.1%
    MainSource Financial Group, Inc.                              45,798  1,143,118       0.1%
    Manning & Napier, Inc.                                         8,300     57,270       0.0%
    MarketAxess Holdings, Inc.                                    48,452  7,304,624       0.3%
    Marlin Business Services Corp.                                31,329    548,258       0.0%
    MB Financial, Inc.                                           124,928  4,546,130       0.2%
#*  MBIA, Inc.                                                   195,999  1,509,192       0.1%
    MBT Financial Corp.                                            5,135     45,188       0.0%
    Mercantile Bank Corp.                                         12,831    353,109       0.0%
    Merchants Bancshares, Inc.                                    15,286    657,298       0.0%
#   Mercury General Corp.                                         72,475  3,947,713       0.2%
    Meridian Bancorp, Inc.                                        84,712  1,351,156       0.1%
    Meta Financial Group, Inc.                                    11,924    873,433       0.0%
*   MGIC Investment Corp.                                        216,764  1,768,794       0.1%
    Middleburg Financial Corp.                                       120      3,638       0.0%
#   MidSouth Bancorp, Inc.                                        11,937    122,354       0.0%
    MidWestOne Financial Group, Inc.                               4,919    143,045       0.0%
#   Moelis & Co. Class A                                             496     12,598       0.0%
    MutualFirst Financial, Inc.                                    5,459    149,304       0.0%
    National Bank Holdings Corp. Class A                          29,506    718,176       0.0%
#   National Bankshares, Inc.                                        300     10,425       0.0%
    National General Holdings Corp.                               35,964    739,060       0.0%
    National Interstate Corp.                                     35,492  1,149,941       0.1%
    National Security Group, Inc. (The)                            1,000     17,020       0.0%
    National Western Life Group, Inc. Class A                      1,800    387,720       0.0%
*   Nationstar Mortgage Holdings, Inc.                               658      9,942       0.0%
    Navigators Group, Inc. (The)                                  23,235  2,165,502       0.1%
    NBT Bancorp, Inc.                                             61,186  2,062,580       0.1%
    Nelnet, Inc. Class A                                          59,149  2,317,458       0.1%
*   NewStar Financial, Inc.                                      110,612  1,076,255       0.1%
*   Nicholas Financial, Inc.                                       1,591     15,305       0.0%
*   NMI Holdings, Inc. Class A                                     4,452     34,058       0.0%
    Northfield Bancorp, Inc.                                      78,040  1,283,758       0.1%
    Northrim BanCorp, Inc.                                         6,601    162,055       0.0%
    Northwest Bancshares, Inc.                                   179,639  2,827,518       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Norwood Financial Corp.                                          633 $   18,357       0.0%
    Ocean Shore Holding Co.                                          205      4,941       0.0%
    OceanFirst Financial Corp.                                    50,113  1,036,337       0.1%
    OFG Bancorp                                                   66,500    708,225       0.0%
    Ohio Valley Banc Corp.                                           600     14,490       0.0%
    Old Line Bancshares, Inc.                                      1,091     21,476       0.0%
    Old National Bancorp.                                        173,449  2,549,700       0.1%
    Old Second Bancorp, Inc.                                      10,484     81,251       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       39,902    548,253       0.0%
    Oppenheimer Holdings, Inc. Class A                             6,885     96,390       0.0%
    Opus Bank                                                     16,999    340,830       0.0%
    Oritani Financial Corp.                                       82,720  1,294,568       0.1%
    Pacific Continental Corp.                                     41,415    710,267       0.0%
*   Pacific Mercantile Bancorp                                    23,836    133,482       0.0%
*   Pacific Premier Bancorp, Inc.                                 30,323    783,850       0.0%
    PacWest Bancorp                                                4,968    215,562       0.0%
#   Park National Corp.                                           16,584  1,607,487       0.1%
    Park Sterling Corp.                                           55,456    477,476       0.0%
    Peapack Gladstone Financial Corp.                              8,007    169,348       0.0%
    Penns Woods Bancorp, Inc.                                      3,302    140,335       0.0%
*   PennyMac Financial Services, Inc. Class A                        630     10,773       0.0%
    Peoples Bancorp of North Carolina, Inc.                          986     20,460       0.0%
    Peoples Bancorp, Inc.                                         18,237    451,730       0.0%
*   PHH Corp.                                                     83,090  1,206,467       0.1%
*   PICO Holdings, Inc.                                           33,811    409,113       0.0%
    Pinnacle Financial Partners, Inc.                             85,332  4,403,131       0.2%
*   Piper Jaffray Cos.                                            17,595    994,997       0.0%
    Popular, Inc.                                                 77,549  2,815,029       0.1%
#*  PRA Group, Inc.                                               56,103  1,789,686       0.1%
    Preferred Bank                                                13,114    497,283       0.0%
    Premier Financial Bancorp, Inc.                                7,377    124,081       0.0%
#   Primerica, Inc.                                               81,641  4,465,763       0.2%
    PrivateBancorp, Inc.                                         127,334  5,760,590       0.3%
    ProAssurance Corp.                                            87,779  4,678,621       0.2%
    Prosperity Bancshares, Inc.                                    8,768    486,361       0.0%
    Provident Financial Holdings, Inc.                             4,854     92,614       0.0%
    Provident Financial Services, Inc.                           105,610  2,396,291       0.1%
#   Prudential Bancorp, Inc.                                       1,711     25,237       0.0%
    Pzena Investment Management, Inc. Class A                     20,197    147,034       0.0%
    QCR Holdings, Inc.                                             1,355     44,038       0.0%
    Radian Group, Inc.                                           324,032  4,403,595       0.2%
*   Regional Management Corp.                                      5,474    121,906       0.0%
    RenaissanceRe Holdings, Ltd.                                  19,944  2,478,840       0.1%
    Renasant Corp.                                                78,372  2,644,271       0.1%
    Republic Bancorp, Inc. Class A                                38,176  1,207,889       0.1%
#*  Republic First Bancorp, Inc.                                  13,084     51,682       0.0%
    Riverview Bancorp, Inc.                                        6,295     32,923       0.0%
#   RLI Corp.                                                     70,858  3,949,625       0.2%
*   Royal Bancshares of Pennsylvania, Inc. Class A                11,622     30,217       0.0%
    S&T Bancorp, Inc.                                             61,185  1,920,597       0.1%
*   Safeguard Scientifics, Inc.                                   46,975    554,305       0.0%
    Safety Insurance Group, Inc.                                  35,435  2,398,949       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Salisbury Bancorp, Inc.                                          276 $    8,611       0.0%
    Sandy Spring Bancorp, Inc.                                    56,056  1,776,975       0.1%
*   Seacoast Banking Corp. of Florida                             34,496    600,575       0.0%
*   Security National Financial Corp. Class A                      3,165     19,781       0.0%
*   Select Bancorp, Inc.                                           1,478     11,972       0.0%
#   Selective Insurance Group, Inc.                               89,345  3,301,298       0.1%
    ServisFirst Bancshares, Inc.                                   3,428    185,592       0.0%
    Shore Bancshares, Inc.                                         3,396     43,367       0.0%
    SI Financial Group, Inc.                                      34,659    452,300       0.0%
    Siebert Financial Corp.                                        7,500      9,075       0.0%
    Sierra Bancorp                                                20,184    360,486       0.0%
    Silvercrest Asset Management Group, Inc. Class A               1,915     22,118       0.0%
    Simmons First National Corp. Class A                          46,137  2,276,861       0.1%
    South State Corp.                                             44,862  3,290,628       0.1%
#*  Southern First Bancshares, Inc.                                2,435     64,649       0.0%
    Southern Missouri Bancorp, Inc.                                2,222     54,639       0.0%
    Southern National Bancorp of Virginia, Inc.                    1,542     20,231       0.0%
#   Southside Bancshares, Inc.                                    54,854  1,789,337       0.1%
    Southwest Bancorp, Inc.                                       39,847    743,147       0.0%
    Southwest Georgia Financial Corp.                              1,439     23,067       0.0%
    State Auto Financial Corp.                                    34,280    785,012       0.0%
    State Bank Financial Corp.                                    19,735    435,157       0.0%
    State National Cos., Inc.                                     10,789    110,371       0.0%
    Sterling Bancorp                                             229,831  4,136,958       0.2%
    Stewart Information Services Corp.                            46,901  2,108,200       0.1%
#*  Stifel Financial Corp.                                        65,436  2,561,165       0.1%
#   Stock Yards Bancorp, Inc.                                     46,692  1,592,197       0.1%
    Stonegate Bank                                                 1,109     38,416       0.0%
    Suffolk Bancorp                                               18,191    654,876       0.0%
#   Summit Financial Group, Inc.                                   1,045     20,660       0.0%
    Summit State Bank                                                800     10,560       0.0%
    Sun Bancorp, Inc.                                             18,652    428,996       0.0%
    Sussex Bancorp                                                 1,111     18,498       0.0%
    Synovus Financial Corp.                                       47,535  1,571,982       0.1%
    TCF Financial Corp.                                          235,045  3,361,143       0.2%
    Territorial Bancorp, Inc.                                     19,909    567,805       0.0%
*   Texas Capital Bancshares, Inc.                                73,398  4,352,501       0.2%
    TheStreet, Inc.                                               24,496     25,721       0.0%
    Timberland Bancorp, Inc.                                       7,280    119,829       0.0%
    Tiptree Financial, Inc. Class A                               58,786    340,959       0.0%
#   Tompkins Financial Corp.                                      26,932  2,135,169       0.1%
    Towne Bank                                                    47,583  1,180,058       0.1%
    Trico Bancshares                                              34,902    918,621       0.0%
*   TriState Capital Holdings, Inc.                               12,026    212,259       0.0%
    TrustCo Bank Corp. NY                                        190,828  1,335,796       0.1%
    Trustmark Corp.                                              123,828  3,427,559       0.2%
#   UMB Financial Corp.                                           77,529  4,810,674       0.2%
    Umpqua Holdings Corp.                                         87,978  1,344,304       0.1%
*   Unico American Corp.                                           4,300     48,698       0.0%
    Union Bankshares Corp.                                        91,372  2,552,020       0.1%
    United Bancshares, Inc.                                          110      2,145       0.0%
#   United Bankshares, Inc.                                      122,767  4,628,316       0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Financials -- (Continued)
    United Community Banks, Inc.                                  84,057 $  1,813,109       0.1%
    United Community Financial Corp.                              38,184      280,652       0.0%
    United Financial Bancorp, Inc.                               147,770    2,173,697       0.1%
    United Fire Group, Inc.                                       39,695    1,568,746       0.1%
    United Insurance Holdings Corp.                               36,258      525,741       0.0%
*   United Security Bancshares                                     7,114       44,110       0.0%
    Unity Bancorp, Inc.                                            6,998       86,075       0.0%
    Universal Insurance Holdings, Inc.                            95,055    2,024,671       0.1%
    Univest Corp. of Pennsylvania                                 36,990      878,513       0.0%
    Validus Holdings, Ltd.                                         8,280      423,108       0.0%
#   Valley National Bancorp                                      427,473    4,214,884       0.2%
    Value Line, Inc.                                               4,536       81,240       0.0%
*   Veritex Holdings, Inc.                                           821       14,474       0.0%
    Virtus Investment Partners, Inc.                              15,936    1,709,933       0.1%
*   Walker & Dunlop, Inc.                                         57,225    1,377,406       0.1%
    Washington Federal, Inc.                                     213,015    5,804,659       0.3%
    Washington Trust Bancorp, Inc.                                37,710    1,730,889       0.1%
    WashingtonFirst Bankshares, Inc.                                 913       22,323       0.0%
    Waterstone Financial, Inc.                                    75,532    1,280,267       0.1%
    Wayne Savings Bancshares, Inc.                                   132        1,934       0.0%
#   Webster Financial Corp.                                      144,207    5,825,963       0.3%
    WesBanco, Inc.                                                66,703    2,195,196       0.1%
    West Bancorporation, Inc.                                     41,160      794,388       0.0%
#   Westamerica Bancorporation                                    36,473    1,807,602       0.1%
*   Western Alliance Bancorp                                     163,870    6,122,183       0.3%
#   Western New England Bancorp, Inc.                             29,466      232,781       0.0%
    Westwood Holdings Group, Inc.                                 14,454      745,104       0.0%
    Wintrust Financial Corp.                                      82,462    4,448,825       0.2%
#   WisdomTree Investments, Inc.                                 126,705    1,087,129       0.1%
#*  World Acceptance Corp.                                        21,517    1,022,488       0.1%
    WSFS Financial Corp.                                          31,126    1,090,966       0.1%
    WVS Financial Corp.                                              700        8,575       0.0%
#*  Xenith Bankshares, Inc.                                        4,586       10,731       0.0%
    Yadkin Financial Corp.                                        24,310      674,359       0.0%
                                                                         ------------      ----
Total Financials                                                          489,792,663      21.3%
                                                                         ------------      ----
Health Care -- (6.6%)
#   Abaxis, Inc.                                                  20,277      968,024       0.0%
#*  Accuray, Inc.                                                 17,409       85,304       0.0%
    Aceto Corp.                                                   70,011    1,283,302       0.1%
*   Acorda Therapeutics, Inc.                                     18,229      322,653       0.0%
#*  Adamas Pharmaceuticals, Inc.                                   2,588       35,559       0.0%
#   Adcare Health Systems, Inc.                                    1,300        2,184       0.0%
*   Addus HomeCare Corp.                                          18,661      472,123       0.0%
#*  Air Methods Corp.                                             71,032    1,878,796       0.1%
#*  Akorn, Inc.                                                   44,725    1,071,164       0.0%
#*  Albany Molecular Research, Inc.                               84,130    1,311,587       0.1%
*   Alere, Inc.                                                   40,491    1,809,138       0.1%
*   Alliance HealthCare Services, Inc.                             8,794       73,430       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        289,916    3,481,891       0.2%
*   Almost Family, Inc.                                           23,821      934,974       0.0%
*   AMAG Pharmaceuticals, Inc.                                    18,629      478,765       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Health Care -- (Continued)
#*  Amedisys, Inc.                                                64,588 $2,794,077       0.1%
*   AMN Healthcare Services, Inc.                                 86,819  2,847,663       0.1%
#*  Amphastar Pharmaceuticals, Inc.                               16,155    293,052       0.0%
#*  Amsurg Corp.                                                  71,995  4,301,701       0.2%
#   Analogic Corp.                                                19,518  1,597,548       0.1%
*   AngioDynamics, Inc.                                           56,468    900,100       0.0%
*   Anika Therapeutics, Inc.                                      38,035  1,687,233       0.1%
*   Aptevo Therapeutics, Inc.                                     35,902     79,343       0.0%
#*  Aralez Pharmaceuticals, Inc.                                  18,855     76,740       0.0%
*   Arrhythmia Research Technology, Inc.                           6,700     27,805       0.0%
*   Assembly Biosciences, Inc.                                     2,702     38,152       0.0%
#*  Atara Biotherapeutics, Inc.                                    3,802     48,666       0.0%
    Atrion Corp.                                                   3,399  1,492,671       0.1%
*   BioScrip, Inc.                                                 5,314     14,295       0.0%
*   BioSpecifics Technologies Corp.                                8,907    386,475       0.0%
*   BioTelemetry, Inc.                                            92,926  1,644,790       0.1%
*   Bovie Medical Corp.                                           18,586    102,409       0.0%
#*  Brookdale Senior Living, Inc.                                138,200  1,994,226       0.1%
#*  Cambrex Corp.                                                 72,842  2,935,533       0.1%
    Cantel Medical Corp.                                          83,217  5,927,547       0.3%
*   Capital Senior Living Corp.                                   75,382  1,203,851       0.1%
*   Centene Corp.                                                 12,940    808,491       0.0%
*   Charles River Laboratories International, Inc.                50,925  3,864,189       0.2%
#   Chemed Corp.                                                  24,202  3,422,647       0.2%
#*  Chimerix, Inc.                                                54,820    222,021       0.0%
#   Computer Programs & Systems, Inc.                             14,301    373,256       0.0%
*   Concert Pharmaceuticals, Inc.                                 16,716    129,048       0.0%
    CONMED Corp.                                                  47,238  1,889,520       0.1%
*   CorVel Corp.                                                  44,234  1,528,285       0.1%
*   Cross Country Healthcare, Inc.                                43,807    489,324       0.0%
    CryoLife, Inc.                                                94,022  1,598,374       0.1%
*   Cumberland Pharmaceuticals, Inc.                              43,160    205,010       0.0%
*   Cutera, Inc.                                                  35,410    463,871       0.0%
#*  Cyclacel Pharmaceuticals, Inc.                                 1,633      6,434       0.0%
#*  Cynosure, Inc. Class A                                        45,467  1,939,168       0.1%
#*  Depomed, Inc.                                                 18,828    420,994       0.0%
#*  Dicerna Pharmaceuticals, Inc.                                  5,800     18,038       0.0%
    Digirad Corp.                                                 40,501    178,204       0.0%
*   Electromed, Inc.                                               5,621     22,878       0.0%
#*  Emergent BioSolutions, Inc.                                   71,805  1,918,630       0.1%
#   Ensign Group, Inc. (The)                                      77,518  1,431,757       0.1%
*   Enzo Biochem, Inc.                                            81,617    497,864       0.0%
#*  Esperion Therapeutics, Inc.                                   21,863    225,189       0.0%
*   Exactech, Inc.                                                29,065    701,920       0.0%
*   Five Star Quality Care, Inc.                                  60,844    170,363       0.0%
#*  Fluidigm Corp.                                                26,055    120,635       0.0%
#*  Genocea Biosciences, Inc.                                     25,150     86,516       0.0%
#*  Globus Medical, Inc. Class A                                  91,598  2,027,064       0.1%
*   Haemonetics Corp.                                             60,790  2,030,994       0.1%
#*  Halyard Health, Inc.                                          67,770  2,192,360       0.1%
*   Harvard Bioscience, Inc.                                      53,876    129,302       0.0%
*   HealthStream, Inc.                                            59,755  1,611,592       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                        SHARES    VALUE+   OF NET ASSETS**
                                                                        ------- ---------- ---------------
Health Care -- (Continued)
*          Healthways, Inc.                                              75,463 $1,871,482       0.1%
           Hill-Rom Holdings, Inc.                                       87,296  4,837,071       0.2%
*          HMS Holdings Corp.                                            73,060  1,539,374       0.1%
*          Icad, Inc.                                                     2,400      9,048       0.0%
#*         ICU Medical, Inc.                                             24,253  3,378,443       0.1%
#*         Ignyta, Inc.                                                   2,777     13,885       0.0%
*          Impax Laboratories, Inc.                                     106,850  2,147,685       0.1%
*          InfuSystems Holdings, Inc.                                     3,700      9,435       0.0%
#*         Inovio Pharmaceuticals, Inc.                                  12,483     80,765       0.0%
#*         Insys Therapeutics, Inc.                                      34,000    367,540       0.0%
*          Integer Holdings Corp.                                        61,421  1,354,333       0.1%
#*         Integra LifeSciences Holdings Corp.                           57,119  4,541,532       0.2%
*          Interpace Diagnostics Group, Inc.                             10,315      1,315       0.0%
#          Invacare Corp.                                                47,936    438,614       0.0%
*          IRIDEX Corp.                                                  11,951    161,936       0.0%
#*         K2M Group Holdings, Inc.                                       5,602     95,626       0.0%
*          Karyopharm Therapeutics, Inc.                                  9,097     65,862       0.0%
           Kewaunee Scientific Corp.                                      2,000     44,100       0.0%
           Kindred Healthcare, Inc.                                      93,192    917,941       0.0%
#          Landauer, Inc.                                                11,705    509,168       0.0%
#*         Lannett Co., Inc.                                             69,926  1,531,379       0.1%
           LeMaitre Vascular, Inc.                                       59,867  1,253,615       0.1%
*          LHC Group, Inc.                                               30,542  1,046,674       0.0%
*          LifePoint Health, Inc.                                        79,645  4,766,753       0.2%
#*         Ligand Pharmaceuticals, Inc.                                  21,940  2,100,316       0.1%
#*         Lipocine, Inc.                                                22,750     73,028       0.0%
*          LivaNova P.L.C.                                               27,950  1,584,206       0.1%
*          Luminex Corp.                                                 41,801    870,715       0.0%
*          Magellan Health, Inc.                                         41,634  2,142,069       0.1%
*          Masimo Corp.                                                  68,195  3,750,725       0.2%
(degrees)* Medcath Corp.                                                 41,900         --       0.0%
#*         Medicines Co. (The)                                           98,973  3,261,160       0.1%
#*         MediciNova, Inc.                                              10,669     72,443       0.0%
#          Meridian Bioscience, Inc.                                     64,370  1,058,887       0.0%
*          Merit Medical Systems, Inc.                                   73,976  1,623,773       0.1%
*          Misonix, Inc.                                                  1,809     11,125       0.0%
#*         Molina Healthcare, Inc.                                       72,840  3,963,224       0.2%
#*         Myriad Genetics, Inc.                                        100,045  1,971,887       0.1%
           National HealthCare Corp.                                     22,898  1,481,501       0.1%
           National Research Corp. Class A                               35,889    550,896       0.0%
           National Research Corp. Class B                                5,881    218,538       0.0%
*          Natus Medical, Inc.                                           81,179  3,194,394       0.1%
*          Neogen Corp.                                                  38,367  2,021,557       0.1%
#*         NuVasive, Inc.                                                68,798  4,109,305       0.2%
*          Nuvectra Corp.                                                20,473    109,940       0.0%
*          Omnicell, Inc.                                                93,919  3,064,107       0.1%
*          OraSure Technologies, Inc.                                    95,205    714,990       0.0%
*          Orthofix International NV                                     33,375  1,223,194       0.1%
#*         Otonomy, Inc.                                                  2,093     31,604       0.0%
           Owens & Minor, Inc.                                          115,152  3,736,682       0.2%
#*         PAREXEL International Corp.                                   71,310  4,154,521       0.2%
           PDL BioPharma, Inc.                                          116,390    374,776       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
*   PharMerica Corp.                                              58,383 $  1,389,515       0.1%
*   Prestige Brands Holdings, Inc.                               110,081    4,984,468       0.2%
*   Providence Service Corp. (The)                                33,131    1,340,646       0.1%
    Psychemedics Corp.                                               707       16,600       0.0%
    Quality Systems, Inc.                                         31,750      409,258       0.0%
#*  Quidel Corp.                                                  56,818    1,096,587       0.1%
*   RadNet, Inc.                                                  72,814      506,057       0.0%
#*  Repligen Corp.                                                70,302    2,008,528       0.1%
#*  Retrophin, Inc.                                               21,706      409,158       0.0%
*   RTI Surgical, Inc.                                            93,557      238,570       0.0%
#*  Sangamo Biosciences, Inc.                                     46,998      166,843       0.0%
*   SciClone Pharmaceuticals, Inc.                               158,494    1,418,521       0.1%
*   SeaSpine Holdings Corp.                                       16,173      150,571       0.0%
#*  Select Medical Holdings Corp.                                199,873    2,598,349       0.1%
#   Simulations Plus, Inc.                                         7,496       62,966       0.0%
    Span-America Medical Systems, Inc.                             5,507      100,833       0.0%
*   Spectrum Pharmaceuticals, Inc.                                92,182      326,324       0.0%
#*  Stemline Therapeutics, Inc.                                    2,392       27,269       0.0%
*   Sucampo Pharmaceuticals, Inc. Class A                         83,197      948,446       0.0%
#*  Surgical Care Affiliates, Inc.                                23,938    1,024,307       0.0%
*   Surmodics, Inc.                                               41,881    1,042,837       0.0%
#*  Triple-S Management Corp. Class B                             36,746      759,907       0.0%
*   Universal American Corp.                                     123,870      930,264       0.0%
    US Physical Therapy, Inc.                                     29,093    1,655,392       0.1%
#   Utah Medical Products, Inc.                                    8,858      550,525       0.0%
*   Vascular Solutions, Inc.                                      36,394    1,659,566       0.1%
*   WellCare Health Plans, Inc.                                   22,100    2,508,571       0.1%
    West Pharmaceutical Services, Inc.                            15,800    1,201,274       0.1%
#*  Wright Medical Group NV                                        5,877      128,765       0.0%
*   Zogenix, Inc.                                                 11,108       90,530       0.0%
                                                                         ------------       ---
Total Health Care                                                         183,531,295       8.0%
                                                                         ------------       ---
Industrials -- (15.9%)
    AAON, Inc.                                                   102,100    3,057,895       0.1%
    AAR Corp.                                                     58,300    1,875,511       0.1%
    ABM Industries, Inc.                                         105,080    4,106,526       0.2%
#   Acacia Research Corp.                                         55,878      326,886       0.0%
*   ACCO Brands Corp.                                            179,644    1,994,048       0.1%
    Acme United Corp.                                              9,349      204,369       0.0%
#   Actuant Corp. Class A                                         92,351    2,059,427       0.1%
*   Advisory Board Co. (The)                                      32,226    1,282,595       0.1%
*   Aegion Corp.                                                  68,967    1,276,579       0.1%
*   AeroCentury Corp.                                                761        6,811       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                            102,089    1,796,766       0.1%
#*  Aerovironment, Inc.                                           35,898      861,193       0.0%
#   Air Lease Corp.                                              102,653    3,106,280       0.1%
*   Air Transport Services Group, Inc.                           123,338    1,631,762       0.1%
    Alamo Group, Inc.                                             26,675    1,731,741       0.1%
    Albany International Corp. Class A                            44,322    1,806,121       0.1%
    Allegiant Travel Co.                                          23,627    3,258,163       0.1%
    Allied Motion Technologies, Inc.                              23,886      472,465       0.0%
    Altra Industrial Motion Corp.                                 64,856    1,913,252       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    AMERCO                                                        15,026 $4,844,232       0.2%
*   Ameresco, Inc. Class A                                         5,147     24,706       0.0%
#   American Railcar Industries, Inc.                             53,313  1,960,852       0.1%
*   American Woodmark Corp.                                       32,851  2,453,970       0.1%
*   AMREP Corp.                                                    2,776     20,487       0.0%
    Apogee Enterprises, Inc.                                      71,177  2,900,463       0.1%
    Applied Industrial Technologies, Inc.                         61,112  3,104,490       0.1%
*   ARC Document Solutions, Inc.                                  62,018    212,722       0.0%
    ArcBest Corp.                                                 49,492    984,891       0.0%
    Argan, Inc.                                                   35,428  2,014,082       0.1%
*   Armstrong Flooring, Inc.                                      40,025    648,005       0.0%
#*  Armstrong World Industries, Inc.                              64,806  2,430,225       0.1%
    Astec Industries, Inc.                                        35,346  1,956,755       0.1%
*   Astronics Corp.                                               24,715    914,949       0.0%
*   Astronics Corp. Class B                                        3,707    137,159       0.0%
*   Atlas Air Worldwide Holdings, Inc.                            35,913  1,502,959       0.1%
    AZZ, Inc.                                                     40,042  2,132,236       0.1%
#*  Babcock & Wilcox Enterprises, Inc.                            30,113    473,979       0.0%
    Barnes Group, Inc.                                            88,315  3,518,470       0.2%
#   Barrett Business Services, Inc.                                5,696    255,352       0.0%
*   Beacon Roofing Supply, Inc.                                   93,437  3,928,091       0.2%
*   BlueLinx Holdings, Inc.                                        4,270     33,648       0.0%
#*  BMC Stock Holdings, Inc.                                      13,613    225,295       0.0%
    Brady Corp. Class A                                           53,643  1,775,583       0.1%
    Briggs & Stratton Corp.                                       78,708  1,465,543       0.1%
    Brink's Co. (The)                                             60,744  2,402,425       0.1%
#*  Builders FirstSource, Inc.                                   115,936  1,121,101       0.1%
    BWX Technologies, Inc.                                       102,985  4,039,072       0.2%
*   CAI International, Inc.                                       29,554    224,906       0.0%
*   Casella Waste Systems, Inc. Class A                           93,060  1,042,272       0.0%
*   CBIZ, Inc.                                                   126,222  1,394,753       0.1%
    CDI Corp.                                                     20,169    124,039       0.0%
#   CEB, Inc.                                                     43,620  2,122,113       0.1%
    CECO Environmental Corp.                                      40,059    396,584       0.0%
#   Celadon Group, Inc.                                           56,875    369,688       0.0%
#*  Cenveo, Inc.                                                   1,680     13,860       0.0%
*   Chart Industries, Inc.                                        50,539  1,401,952       0.1%
    Chicago Rivet & Machine Co.                                      700     21,245       0.0%
    CIRCOR International, Inc.                                    26,616  1,431,408       0.1%
    CLARCOR, Inc.                                                 73,405  4,566,525       0.2%
#*  Clean Harbors, Inc.                                           48,862  2,312,150       0.1%
    Columbus McKinnon Corp.                                       44,772    872,606       0.0%
    Comfort Systems USA, Inc.                                     81,966  2,364,719       0.1%
#*  Command Security Corp.                                        15,882     41,611       0.0%
*   Commercial Vehicle Group, Inc.                                29,155    132,364       0.0%
    CompX International, Inc.                                      2,107     23,493       0.0%
*   Continental Building Products, Inc.                           38,208    781,354       0.0%
*   Continental Materials Corp.                                      135      2,963       0.0%
    Copa Holdings SA Class A                                      45,699  4,214,819       0.2%
#   Covanta Holding Corp.                                        196,365  2,945,475       0.1%
*   Covenant Transportation Group, Inc. Class A                   33,399    534,050       0.0%
*   CPI Aerostructures, Inc.                                      14,926    100,751       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
*   CRA International, Inc.                                       14,952 $  465,605       0.0%
    Crane Co.                                                     49,943  3,396,623       0.2%
    Cubic Corp.                                                   40,638  1,735,243       0.1%
    Curtiss-Wright Corp.                                          57,577  5,160,051       0.2%
#   Deluxe Corp.                                                  69,066  4,226,839       0.2%
#*  DigitalGlobe, Inc.                                            75,202  1,887,570       0.1%
    Douglas Dynamics, Inc.                                        63,070  2,024,547       0.1%
*   Ducommun, Inc.                                                18,475    351,764       0.0%
*   DXP Enterprises, Inc.                                         22,728    495,243       0.0%
#*  Dycom Industries, Inc.                                        72,056  5,543,268       0.2%
    Dynamic Materials Corp.                                       24,730    268,321       0.0%
    Eastern Co. (The)                                              4,559     89,812       0.0%
#*  Echo Global Logistics, Inc.                                   46,256    980,627       0.0%
    Ecology and Environment, Inc. Class A                            920      9,016       0.0%
    EMCOR Group, Inc.                                            113,450  6,859,187       0.3%
    Encore Wire Corp.                                             41,411  1,414,186       0.1%
*   Energy Recovery, Inc.                                         52,288    638,436       0.0%
    EnerSys                                                       68,976  4,492,407       0.2%
*   Engility Holdings, Inc.                                       17,164    493,122       0.0%
    Ennis, Inc.                                                   61,105    895,188       0.0%
    EnPro Industries, Inc.                                        41,842  2,264,489       0.1%
    EnviroStar, Inc.                                                 837      6,570       0.0%
    ESCO Technologies, Inc.                                       37,397  1,666,036       0.1%
    Espey Manufacturing & Electronics Corp.                        5,593    142,202       0.0%
    Essendant, Inc.                                               57,230    878,481       0.0%
*   Esterline Technologies Corp.                                  42,407  3,114,794       0.1%
#*  ExOne Co. (The)                                                1,980     23,621       0.0%
    Exponent, Inc.                                                41,202  2,358,814       0.1%
    Federal Signal Corp.                                         148,867  1,828,087       0.1%
    Forward Air Corp.                                             39,126  1,616,686       0.1%
*   Franklin Covey Co.                                            41,960    767,868       0.0%
    Franklin Electric Co., Inc.                                   68,182  2,485,234       0.1%
    FreightCar America, Inc.                                      31,452    410,763       0.0%
*   FTI Consulting, Inc.                                          79,080  3,080,957       0.1%
*   Fuel Tech, Inc.                                               21,854     28,082       0.0%
#*  FuelCell Energy, Inc.                                         21,218     71,080       0.0%
    G&K Services, Inc. Class A                                    33,391  3,162,128       0.1%
#   GATX Corp.                                                    48,828  2,137,202       0.1%
*   Gencor Industries, Inc.                                       16,411    198,573       0.0%
#*  Generac Holdings, Inc.                                        73,085  2,783,808       0.1%
#   General Cable Corp.                                           79,969  1,119,566       0.1%
*   Gibraltar Industries, Inc.                                    65,935  2,564,871       0.1%
    Global Brass & Copper Holdings, Inc.                          43,836  1,258,093       0.1%
*   Goldfield Corp. (The)                                          6,647     18,279       0.0%
    Gorman-Rupp Co. (The)                                         35,697    857,442       0.0%
*   GP Strategies Corp.                                           46,722  1,207,764       0.1%
    Graham Corp.                                                  20,481    365,586       0.0%
    Granite Construction, Inc.                                    61,471  3,021,914       0.1%
*   Great Lakes Dredge & Dock Corp.                              100,576    357,045       0.0%
#   Greenbrier Cos., Inc. (The)                                   56,814  1,789,641       0.1%
#   Griffon Corp.                                                 91,355  1,525,629       0.1%
    H&E Equipment Services, Inc.                                  89,268  1,245,289       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    Hardinge, Inc.                                                20,012 $  194,116       0.0%
    Harsco Corp.                                                  67,087    654,098       0.0%
*   Hawaiian Holdings, Inc.                                      137,064  6,171,307       0.3%
#   Healthcare Services Group, Inc.                               58,187  2,151,173       0.1%
#   Heartland Express, Inc.                                      120,527  2,217,697       0.1%
    HEICO Corp.                                                   31,479  2,126,721       0.1%
    HEICO Corp. Class A                                           43,519  2,611,140       0.1%
    Heidrick & Struggles International, Inc.                      42,264    781,884       0.0%
*   Heritage-Crystal Clean, Inc.                                   2,793     36,588       0.0%
    Herman Miller, Inc.                                           84,012  2,335,534       0.1%
*   Hill International, Inc.                                      24,935     96,000       0.0%
    Hillenbrand, Inc.                                             77,974  2,366,511       0.1%
    HNI Corp.                                                     49,554  2,014,866       0.1%
    Houston Wire & Cable Co.                                       9,073     48,541       0.0%
*   Hub Group, Inc. Class A                                       69,570  2,535,826       0.1%
    Hudson Global, Inc.                                           26,007     37,450       0.0%
*   Hudson Technologies, Inc.                                     46,804    285,504       0.0%
    Hurco Cos., Inc.                                              16,988    445,086       0.0%
*   Huron Consulting Group, Inc.                                  35,585  1,994,539       0.1%
    Hyster-Yale Materials Handling, Inc.                          20,138  1,172,233       0.1%
*   ICF International, Inc.                                       44,438  2,061,923       0.1%
*   IES Holdings, Inc.                                            24,015    359,024       0.0%
*   InnerWorkings, Inc.                                          131,613  1,159,511       0.1%
*   Innovative Solutions & Support, Inc.                          19,757     63,025       0.0%
    Insperity, Inc.                                               28,515  2,144,328       0.1%
    Insteel Industries, Inc.                                      43,781  1,177,709       0.1%
    Interface, Inc.                                              122,955  1,948,837       0.1%
#*  Intersections, Inc.                                           15,087     33,191       0.0%
    ITT, Inc.                                                     16,509    581,447       0.0%
*   JetBlue Airways Corp.                                        272,851  4,769,435       0.2%
    John Bean Technologies Corp.                                  62,171  4,964,354       0.2%
    Kadant, Inc.                                                  23,091  1,192,650       0.1%
#   Kaman Corp.                                                   39,567  1,727,495       0.1%
    KBR, Inc.                                                    215,301  3,188,608       0.1%
    Kelly Services, Inc. Class A                                  38,362    718,520       0.0%
    Kennametal, Inc.                                             140,034  3,964,363       0.2%
*   Key Technology, Inc.                                          12,633    130,246       0.0%
    Kforce, Inc.                                                  92,120  1,598,282       0.1%
    Kimball International, Inc. Class B                           77,230    965,375       0.0%
#*  Kirby Corp.                                                   75,763  4,466,229       0.2%
#*  KLX, Inc.                                                     60,728  2,090,258       0.1%
#   Knight Transportation, Inc.                                  148,455  4,342,309       0.2%
    Knoll, Inc.                                                   61,882  1,339,126       0.1%
    Korn/Ferry International                                      77,866  1,587,688       0.1%
*   Kratos Defense & Security Solutions, Inc.                     94,576    531,517       0.0%
#   Landstar System, Inc.                                         62,521  4,448,369       0.2%
*   Lawson Products, Inc.                                         12,768    240,677       0.0%
#*  Layne Christensen Co.                                          3,514     30,115       0.0%
    LB Foster Co. Class A                                          8,702    107,905       0.0%
    Lindsay Corp.                                                 14,054  1,100,428       0.1%
*   LMI Aerospace, Inc.                                            8,960     67,290       0.0%
    LS Starrett Co. (The) Class A                                  5,520     50,784       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
*   LSC Communications, Inc.                                       9,131 $  221,335       0.0%
    LSI Industries, Inc.                                          59,982    515,845       0.0%
*   Lydall, Inc.                                                  40,300  1,884,025       0.1%
#   Manitowoc Co., Inc. (The)                                    214,310    865,812       0.0%
#*  Manitowoc Foodservice, Inc.                                  160,050  2,418,355       0.1%
    Marten Transport, Ltd.                                        79,149  1,622,554       0.1%
*   MasTec, Inc.                                                 126,820  3,620,711       0.2%
    Matson, Inc.                                                  68,601  2,739,924       0.1%
    Matthews International Corp. Class A                          50,900  3,048,910       0.1%
    McGrath RentCorp                                              35,076  1,055,788       0.0%
*   Mercury Systems, Inc.                                         64,744  1,798,588       0.1%
#*  Meritor, Inc.                                                135,485  1,392,786       0.1%
*   MFRI, Inc.                                                    11,947     95,576       0.0%
    Miller Industries, Inc.                                       28,045    615,588       0.0%
*   Mistras Group, Inc.                                           41,480    868,591       0.0%
    Mobile Mini, Inc.                                             73,422  1,861,248       0.1%
*   Moog, Inc. Class A                                            46,251  2,685,796       0.1%
*   Moog, Inc. Class B                                               488     28,336       0.0%
*   MRC Global, Inc.                                             217,558  3,206,805       0.1%
    MSA Safety, Inc.                                              44,387  2,587,762       0.1%
    Mueller Industries, Inc.                                      87,459  2,649,133       0.1%
    Mueller Water Products, Inc. Class A                         218,949  2,697,452       0.1%
    Multi-Color Corp.                                             32,495  2,109,738       0.1%
*   MYR Group, Inc.                                               49,036  1,463,234       0.1%
    National Presto Industries, Inc.                               7,876    687,181       0.0%
*   Navigant Consulting, Inc.                                     83,387  1,951,256       0.1%
*   NCI Building Systems, Inc.                                    22,385    322,344       0.0%
*   Neff Corp. Class A                                             6,535     59,142       0.0%
*   NL Industries, Inc.                                          104,289    333,725       0.0%
#   NN, Inc.                                                      45,247    798,610       0.0%
*   Northwest Pipe Co.                                            13,580    178,034       0.0%
#*  NOW, Inc.                                                     79,707  1,718,483       0.1%
*   NV5 Global, Inc.                                              14,620    418,132       0.0%
#   Omega Flex, Inc.                                              20,621    784,217       0.0%
*   On Assignment, Inc.                                          101,799  3,502,904       0.2%
    Orbital ATK, Inc.                                              9,226    686,045       0.0%
*   Orion Marine Group, Inc.                                      28,209    227,929       0.0%
    Oshkosh Corp.                                                 36,021  1,927,123       0.1%
*   PAM Transportation Services, Inc.                              9,811    193,277       0.0%
    Park-Ohio Holdings Corp.                                      33,070  1,056,587       0.1%
*   Patrick Industries, Inc.                                      34,912  2,002,203       0.1%
*   Patriot Transportation Holding, Inc.                           5,218    111,509       0.0%
*   PGT, Inc.                                                    134,744  1,320,491       0.1%
*   Ply Gem Holdings, Inc.                                        20,628    282,604       0.0%
    Powell Industries, Inc.                                       17,421    616,529       0.0%
*   Power Solutions International, Inc.                              464      4,431       0.0%
    Preformed Line Products Co.                                    4,200    180,684       0.0%
#   Primoris Services Corp.                                       77,075  1,543,812       0.1%
    Providence and Worcester Railroad Co.                          1,886     47,131       0.0%
    Quad/Graphics, Inc.                                           24,907    591,790       0.0%
    Quanex Building Products Corp.                                62,849  1,024,439       0.0%
*   Radiant Logistics, Inc.                                       24,605     61,513       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    Raven Industries, Inc.                                        74,396 $1,595,794       0.1%
*   RBC Bearings, Inc.                                            30,823  2,199,221       0.1%
    RCM Technologies, Inc.                                        22,513    159,392       0.0%
    Regal Beloit Corp.                                            58,293  3,445,116       0.2%
    Resources Connection, Inc.                                    87,010  1,292,099       0.1%
*   Rexnord Corp.                                                 95,466  1,898,819       0.1%
*   Roadrunner Transportation Systems, Inc.                       54,092    411,099       0.0%
*   RPX Corp.                                                     71,181    694,727       0.0%
    RR Donnelley & Sons Co.                                       24,351    432,230       0.0%
*   Rush Enterprises, Inc. Class A                                46,147  1,211,359       0.1%
*   Rush Enterprises, Inc. Class B                                18,930    480,822       0.0%
*   Saia, Inc.                                                    68,445  2,440,064       0.1%
    Servotronics, Inc.                                             4,083     44,301       0.0%
*   SIFCO Industries, Inc.                                        11,271    116,091       0.0%
    Simpson Manufacturing Co., Inc.                               87,482  3,744,230       0.2%
    SkyWest, Inc.                                                 58,064  1,750,630       0.1%
*   SP Plus Corp.                                                 29,043    731,884       0.0%
*   Sparton Corp.                                                 25,636    613,469       0.0%
*   SPX Corp.                                                     37,644    715,612       0.0%
*   SPX FLOW, Inc.                                                21,351    535,697       0.0%
    Standex International Corp.                                   32,398  2,475,207       0.1%
    Steelcase, Inc. Class A                                      164,056  2,190,148       0.1%
*   Sterling Construction Co., Inc.                               28,760    209,373       0.0%
#   Sun Hydraulics Corp.                                          39,087  1,150,330       0.1%
    Supreme Industries, Inc. Class A                              35,791    436,292       0.0%
#*  Swift Transportation Co.                                      91,199  2,041,034       0.1%
#*  TASER International, Inc.                                    117,616  2,632,246       0.1%
#*  Team, Inc.                                                    63,093  1,940,110       0.1%
#*  Teledyne Technologies, Inc.                                   14,770  1,590,434       0.1%
    Tennant Co.                                                   21,936  1,380,871       0.1%
    Terex Corp.                                                   92,802  2,216,112       0.1%
    Tetra Tech, Inc.                                             107,483  4,132,721       0.2%
    Textainer Group Holdings, Ltd.                                43,041    327,112       0.0%
*   Thermon Group Holdings, Inc.                                  40,815    748,139       0.0%
    Timken Co. (The)                                             121,901  4,028,828       0.2%
#   Titan International, Inc.                                     57,267    583,551       0.0%
*   Titan Machinery, Inc.                                         20,226    187,900       0.0%
    Toro Co. (The)                                                13,807    661,079       0.0%
*   TRC Cos., Inc.                                                46,905    382,276       0.0%
*   Trex Co., Inc.                                                29,232  1,572,974       0.1%
*   TriMas Corp.                                                  63,394  1,137,922       0.1%
    Triton International, Ltd.                                    54,651    659,638       0.0%
#   Triumph Group, Inc.                                           57,594  1,364,978       0.1%
*   TrueBlue, Inc.                                                72,527  1,269,223       0.1%
*   Tutor Perini Corp.                                            68,125  1,297,781       0.1%
    Twin Disc, Inc.                                               18,414    199,055       0.0%
*   Ultralife Corp.                                               13,852     56,793       0.0%
    UniFirst Corp.                                                26,336  3,226,160       0.1%
    Universal Forest Products, Inc.                               30,181  2,595,264       0.1%
    Universal Logistics Holdings, Inc.                            24,733    307,926       0.0%
    US Ecology, Inc.                                              42,546  1,797,568       0.1%
*   USA Truck, Inc.                                               22,813    187,751       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
    Valmont Industries, Inc.                                      26,941 $  3,447,101       0.2%
*   Vectrus, Inc.                                                  5,152       86,399       0.0%
*   Veritiv Corp.                                                  4,740      255,723       0.0%
*   Versar, Inc.                                                   2,930        3,633       0.0%
    Viad Corp.                                                    43,595    1,809,192       0.1%
#*  Vicor Corp.                                                   22,326      284,657       0.0%
*   Virco Manufacturing Corp.                                      6,861       29,159       0.0%
*   Volt Information Sciences, Inc.                                2,839       18,595       0.0%
    VSE Corp.                                                     16,296      469,977       0.0%
#*  Wabash National Corp.                                        102,957    1,158,266       0.1%
    Watsco, Inc. Class B                                           1,348      184,703       0.0%
    Watts Water Technologies, Inc. Class A                        47,698    2,861,880       0.1%
#   Werner Enterprises, Inc.                                     127,869    3,075,249       0.1%
#*  Wesco Aircraft Holdings, Inc.                                131,799    1,693,617       0.1%
*   WESCO International, Inc.                                     47,622    2,581,112       0.1%
    West Corp.                                                    42,746      842,951       0.0%
*   Westport Fuel Systems, Inc.                                   47,613       73,800       0.0%
*   Willdan Group, Inc.                                            9,615      154,417       0.0%
*   Willis Lease Finance Corp.                                    11,622      309,261       0.0%
    Woodward, Inc.                                                61,926    3,652,395       0.2%
*   Xerium Technologies, Inc.                                      6,219       38,558       0.0%
*   XPO Logistics, Inc.                                           91,952    3,027,979       0.1%
#*  YRC Worldwide, Inc.                                           46,115      409,501       0.0%
                                                                         ------------      ----
Total Industrials                                                         437,550,907      19.0%
                                                                         ------------      ----
Information Technology -- (13.2%)
#*  8x8, Inc.                                                        837       11,927       0.0%
#*  ACI Worldwide, Inc.                                          165,248    2,994,294       0.1%
*   Actua Corp.                                                   74,859      872,107       0.0%
*   Acxiom Corp.                                                 128,479    3,026,965       0.1%
    ADTRAN, Inc.                                                  62,192    1,128,785       0.1%
*   Advanced Energy Industries, Inc.                              84,045    4,008,946       0.2%
*   Agilysys, Inc.                                                38,149      368,138       0.0%
*   Alpha & Omega Semiconductor, Ltd.                             41,052      867,429       0.0%
    American Software, Inc. Class A                               57,756      602,395       0.0%
*   Amkor Technology, Inc.                                       243,815    2,260,165       0.1%
#*  Amtech Systems, Inc.                                          19,414       87,557       0.0%
*   Anixter International, Inc.                                   33,327    2,191,250       0.1%
#*  Aspen Technology, Inc.                                        33,687    1,658,748       0.1%
    AstroNova, Inc.                                                5,157       75,034       0.0%
*   Aviat Networks, Inc.                                           1,123        9,534       0.0%
*   Avid Technology, Inc.                                         90,479      594,447       0.0%
    AVX Corp.                                                     49,032      687,429       0.0%
*   Aware, Inc.                                                   31,813      166,223       0.0%
*   Axcelis Technologies, Inc.                                    61,353      837,468       0.0%
*   AXT, Inc.                                                     65,796      338,849       0.0%
    Badger Meter, Inc.                                            63,572    2,043,840       0.1%
*   Bankrate, Inc.                                                84,096      655,949       0.0%
#*  Barracuda Networks, Inc.                                      19,249      448,887       0.0%
    Bel Fuse, Inc. Class A                                         3,112       60,373       0.0%
    Bel Fuse, Inc. Class B                                        17,611      420,022       0.0%
    Belden, Inc.                                                  49,020    3,176,986       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
*   Benchmark Electronics, Inc.                                   66,556 $1,673,883       0.1%
    Black Box Corp.                                               29,461    338,802       0.0%
    Blackbaud, Inc.                                               68,653  4,215,294       0.2%
#*  Blackhawk Network Holdings, Inc.                              76,389  2,631,601       0.1%
*   Blucora, Inc.                                                 92,763  1,233,748       0.1%
*   Bottomline Technologies de, Inc.                              37,887    859,656       0.0%
*   Brightcove, Inc.                                               5,662     63,131       0.0%
#*  BroadSoft, Inc.                                                4,362    181,241       0.0%
#*  BroadVision, Inc.                                              4,587     20,642       0.0%
    Brooks Automation, Inc.                                       96,735  1,260,457       0.1%
*   BSQUARE Corp.                                                 22,650     93,998       0.0%
    Cabot Microelectronics Corp.                                  36,239  2,002,567       0.1%
*   CACI International, Inc. Class A                              40,266  3,940,028       0.2%
#*  CalAmp Corp.                                                  89,314  1,153,937       0.1%
*   Calix, Inc.                                                   88,090    550,563       0.0%
#*  Cardtronics P.L.C. Class A                                    50,333  2,516,650       0.1%
*   Care.com, Inc.                                                   903      8,199       0.0%
    Cass Information Systems, Inc.                                24,010  1,293,179       0.1%
*   Cavium, Inc.                                                  14,847    838,113       0.0%
*   Ceva, Inc.                                                    37,919  1,139,466       0.1%
*   Ciber, Inc.                                                   32,153     32,796       0.0%
#*  Ciena Corp.                                                  200,717  3,889,895       0.2%
#*  Cimpress NV                                                   38,522  3,206,956       0.1%
*   Cirrus Logic, Inc.                                           125,945  6,798,511       0.3%
*   Clearfield, Inc.                                              30,926    518,011       0.0%
    Cognex Corp.                                                  74,527  3,845,593       0.2%
*   Coherent, Inc.                                                39,417  4,104,098       0.2%
    Cohu, Inc.                                                    43,064    481,886       0.0%
    Communications Systems, Inc.                                  19,815     86,592       0.0%
*   CommVault Systems, Inc.                                        5,938    317,683       0.0%
    Computer Task Group, Inc.                                     28,282    123,310       0.0%
    Comtech Telecommunications Corp.                              22,458    233,563       0.0%
    Concurrent Computer Corp.                                     10,672     65,953       0.0%
*   Control4 Corp.                                                 3,768     42,541       0.0%
#   Convergys Corp.                                              170,395  4,975,534       0.2%
*   CoreLogic, Inc.                                               91,247  3,883,472       0.2%
*   Covisint Corp.                                                11,510     25,898       0.0%
#*  Cray, Inc.                                                    93,041  1,935,253       0.1%
*   Cree, Inc.                                                    42,633    950,716       0.0%
    CSG Systems International, Inc.                               71,089  2,703,515       0.1%
    CSP, Inc.                                                      2,788     28,967       0.0%
    CTS Corp.                                                     68,434  1,245,499       0.1%
*   CyberOptics Corp.                                             19,769    477,421       0.0%
#   Cypress Semiconductor Corp.                                  361,392  3,603,078       0.2%
#   Daktronics, Inc.                                              79,717    665,637       0.0%
*   Datalink Corp.                                                50,391    477,707       0.0%
*   Datawatch Corp.                                                2,100     15,960       0.0%
*   Demand Media, Inc.                                            37,897    219,803       0.0%
*   DHI Group, Inc.                                              131,441    749,214       0.0%
#   Diebold, Inc.                                                 76,472  1,667,090       0.1%
*   Digi International, Inc.                                      39,512    361,535       0.0%
*   Diodes, Inc.                                                  54,416  1,126,955       0.1%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
*   DSP Group, Inc.                                               52,899 $  576,599       0.0%
    DTS, Inc.                                                     21,786    922,637       0.0%
    EarthLink Holdings Corp.                                     196,285  1,122,750       0.1%
#   Ebix, Inc.                                                    42,888  2,401,728       0.1%
*   Edgewater Technology, Inc.                                    10,739     87,523       0.0%
*   Electro Scientific Industries, Inc.                           34,363    178,000       0.0%
#*  Electronics for Imaging, Inc.                                 66,927  2,846,405       0.1%
#*  Ellie Mae, Inc.                                               22,063  2,336,251       0.1%
#   Emcore Corp.                                                  32,553    213,222       0.0%
#*  EnerNOC, Inc.                                                 56,232    292,406       0.0%
*   Entegris, Inc.                                               204,204  3,246,844       0.1%
#*  Envestnet, Inc.                                               21,270    751,894       0.0%
#*  EPAM Systems, Inc.                                            36,906  2,375,639       0.1%
*   ePlus, Inc.                                                   19,530  1,787,971       0.1%
*   Euronet Worldwide, Inc.                                       57,062  4,539,282       0.2%
*   Everi Holdings, Inc.                                          55,116    110,783       0.0%
*   Everyday Health, Inc.                                          9,791    102,806       0.0%
    Evolving Systems, Inc.                                         1,888      8,024       0.0%
*   Exar Corp.                                                   102,567    925,154       0.0%
*   ExlService Holdings, Inc.                                     38,784  1,707,660       0.1%
*   Extreme Networks, Inc.                                       151,940    639,667       0.0%
*   Fabrinet                                                      53,402  2,027,140       0.1%
    Fair Isaac Corp.                                              47,990  5,791,433       0.3%
*   FARO Technologies, Inc.                                       35,833  1,202,197       0.1%
*   Finisar Corp.                                                183,794  5,032,280       0.2%
*   FormFactor, Inc.                                             108,573    974,443       0.0%
    Forrester Research, Inc.                                      35,124  1,308,369       0.1%
*   Frequency Electronics, Inc.                                   18,265    166,029       0.0%
#*  GigPeak, Inc.                                                 40,881     96,888       0.0%
    GlobalSCAPE, Inc.                                             12,700     46,228       0.0%
#*  GrubHub, Inc.                                                 29,954  1,141,547       0.1%
*   GSE Systems, Inc.                                             17,551     50,898       0.0%
#*  GSI Technology, Inc.                                          38,850    205,128       0.0%
#*  GTT Communications, Inc.                                      83,621  1,881,472       0.1%
    Hackett Group, Inc. (The)                                     96,523  1,555,951       0.1%
#*  Harmonic, Inc.                                               122,500    624,750       0.0%
*   ID Systems, Inc.                                              17,848     89,597       0.0%
*   IEC Electronics Corp.                                          9,604     34,574       0.0%
*   II-VI, Inc.                                                   74,107  2,060,175       0.1%
#*  Image Sensing Systems, Inc.                                      700      2,555       0.0%
*   Imation Corp.                                                 28,813     15,291       0.0%
#*  Immersion Corp.                                               22,956    187,321       0.0%
#*  Infinera Corp.                                               110,448    861,494       0.0%
*   Innodata, Inc.                                                45,079    110,444       0.0%
*   Insight Enterprises, Inc.                                     60,629  1,745,509       0.1%
*   Integrated Device Technology, Inc.                           216,250  4,478,537       0.2%
    InterDigital, Inc.                                            49,707  3,511,800       0.2%
*   Internap Corp.                                               101,264    126,580       0.0%
    Intersil Corp. Class A                                       206,754  4,565,128       0.2%
*   Intevac, Inc.                                                 14,418     82,904       0.0%
*   IntraLinks Holdings, Inc.                                     93,806    860,201       0.0%
*   IntriCon Corp.                                                16,201     98,016       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
*   Inuvo, Inc.                                                    8,626 $    9,402       0.0%
*   Iteris, Inc.                                                  41,957    143,073       0.0%
*   Itron, Inc.                                                   48,320  2,604,448       0.1%
*   Ixia                                                         124,152  1,483,616       0.1%
    IXYS Corp.                                                    69,166    733,160       0.0%
#   j2 Global, Inc.                                               52,240  3,716,876       0.2%
*   Kemet Corp.                                                    8,919     31,752       0.0%
*   Key Tronic Corp.                                              24,700    190,684       0.0%
*   Kimball Electronics, Inc.                                     53,467    743,191       0.0%
*   Knowles Corp.                                                 51,945    776,058       0.0%
#*  Kopin Corp.                                                  100,807    210,687       0.0%
*   Kulicke & Soffa Industries, Inc.                             117,342  1,553,608       0.1%
*   KVH Industries, Inc.                                          32,803    260,784       0.0%
#*  Lattice Semiconductor Corp.                                  307,468  1,866,331       0.1%
    Lexmark International, Inc. Class A                           90,540  3,593,533       0.2%
*   LGL Group, Inc. (The)                                          1,474      6,228       0.0%
*   Limelight Networks, Inc.                                      93,183    165,866       0.0%
*   Lionbridge Technologies, Inc.                                118,250    571,148       0.0%
*   Liquidity Services, Inc.                                      16,437    145,467       0.0%
    Littelfuse, Inc.                                              31,974  4,460,373       0.2%
#*  LivePerson, Inc.                                              10,297     87,525       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                     32,156  1,182,055       0.1%
*   Manhattan Associates, Inc.                                    69,781  3,533,710       0.2%
    ManTech International Corp. Class A                           39,176  1,521,204       0.1%
*   Marchex, Inc. Class B                                         22,536     56,791       0.0%
#   MAXIMUS, Inc.                                                  8,797    457,972       0.0%
*   MaxLinear, Inc. Class A                                       29,847    558,437       0.0%
#*  Maxwell Technologies, Inc.                                    32,591    157,740       0.0%
#*  MeetMe, Inc.                                                  78,628    384,491       0.0%
    Mentor Graphics Corp.                                        201,971  5,836,962       0.3%
#   Mesa Laboratories, Inc.                                        6,345    800,993       0.0%
    Methode Electronics, Inc.                                     93,235  2,908,932       0.1%
#*  Microsemi Corp.                                               69,215  2,916,028       0.1%
*   MicroStrategy, Inc. Class A                                    7,319  1,425,814       0.1%
    MKS Instruments, Inc.                                         93,116  4,697,702       0.2%
    MOCON, Inc.                                                   11,568    178,726       0.0%
#*  ModusLink Global Solutions, Inc.                              31,976     43,487       0.0%
*   MoneyGram International, Inc.                                 29,518    206,921       0.0%
#   Monolithic Power Systems, Inc.                                65,929  5,195,864       0.2%
    Monotype Imaging Holdings, Inc.                               71,866  1,372,641       0.1%
#   MTS Systems Corp.                                             22,255  1,058,225       0.1%
*   Nanometrics, Inc.                                             44,128    921,834       0.0%
*   NAPCO Security Technologies, Inc.                             26,739    187,173       0.0%
    NCI, Inc. Class A                                             11,445    134,479       0.0%
*   NCR Corp.                                                     70,334  2,465,207       0.1%
#*  NeoPhotonics Corp.                                           116,446  1,630,244       0.1%
*   NETGEAR, Inc.                                                 60,312  3,045,756       0.1%
#*  Netscout Systems, Inc.                                        92,972  2,552,081       0.1%
    NIC, Inc.                                                     48,076  1,103,344       0.1%
*   Novanta, Inc.                                                 68,099  1,188,328       0.1%
#*  Numerex Corp. Class A                                         25,228    179,371       0.0%
    NVE Corp.                                                      1,732     97,460       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
#*  Onvia, Inc.                                                    3,803 $   19,015       0.0%
    Optical Cable Corp.                                           17,561     48,293       0.0%
*   OSI Systems, Inc.                                             30,939  2,169,752       0.1%
*   PAR Technology Corp.                                           9,176     50,835       0.0%
    Park Electrochemical Corp.                                    28,509    439,894       0.0%
#*  Paycom Software, Inc.                                         62,171  3,216,106       0.1%
    PC Connection, Inc.                                           61,775  1,433,798       0.1%
    PC-Tel, Inc.                                                  25,090    127,457       0.0%
*   PCM, Inc.                                                     28,724    608,949       0.0%
*   PDF Solutions, Inc.                                           67,737  1,337,806       0.1%
    Pegasystems, Inc.                                             83,739  2,587,535       0.1%
*   Perceptron, Inc.                                              20,109    124,374       0.0%
*   Perficient, Inc.                                              74,427  1,385,086       0.1%
*   PFSweb, Inc.                                                  32,878    237,379       0.0%
*   Photronics, Inc.                                             150,307  1,457,978       0.1%
*   Planet Payment, Inc.                                          70,395    245,679       0.0%
    Plantronics, Inc.                                             46,900  2,425,199       0.1%
*   Plexus Corp.                                                  51,357  2,352,664       0.1%
    Power Integrations, Inc.                                      32,553  2,098,041       0.1%
*   PRGX Global, Inc.                                             10,132     46,101       0.0%
*   Progress Software Corp.                                       87,734  2,360,922       0.1%
    QAD, Inc. Class A                                             25,004    601,346       0.0%
    QAD, Inc. Class B                                              4,173     88,175       0.0%
*   Qualstar Corp.                                                 2,066      7,045       0.0%
*   QuinStreet, Inc.                                              18,008     52,223       0.0%
*   Qumu Corp.                                                    17,188     52,595       0.0%
*   Radisys Corp.                                                 22,471     93,704       0.0%
#*  Rambus, Inc.                                                 141,799  1,728,530       0.1%
*   RealNetworks, Inc.                                            58,241    259,755       0.0%
    Reis, Inc.                                                    21,153    415,656       0.0%
    RELM Wireless Corp.                                           29,676    154,315       0.0%
*   RetailMeNot, Inc.                                             33,766    305,582       0.0%
#   RF Industries, Ltd.                                            9,264     16,212       0.0%
    Richardson Electronics, Ltd.                                  17,100    106,875       0.0%
*   Rightside Group, Ltd.                                          3,493     29,376       0.0%
*   Rofin-Sinar Technologies, Inc.                                41,245  1,342,525       0.1%
*   Rogers Corp.                                                  28,758  1,565,298       0.1%
*   Rosetta Stone, Inc.                                            9,240     65,789       0.0%
*   Rubicon Project, Inc. (The)                                   14,792    113,307       0.0%
*   Rudolph Technologies, Inc.                                    96,073  1,738,921       0.1%
*   Sanmina Corp.                                                148,533  4,106,937       0.2%
*   ScanSource, Inc.                                              42,641  1,492,435       0.1%
    Science Applications International Corp.                      61,971  4,270,422       0.2%
*   Seachange International, Inc.                                 52,037    136,857       0.0%
*   Semtech Corp.                                                 80,651  1,951,754       0.1%
*   Sevcon, Inc.                                                   4,832     43,222       0.0%
*   ShoreTel, Inc.                                               120,378    800,514       0.0%
*   Sigma Designs, Inc.                                           58,598    427,765       0.0%
*   Silicon Laboratories, Inc.                                    58,169  3,487,232       0.2%
*   Silver Spring Networks, Inc.                                   1,800     25,308       0.0%
*   Sonus Networks, Inc.                                         122,838    711,232       0.0%
    SS&C Technologies Holdings, Inc.                               2,750     87,808       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
#*  Stamps.com, Inc.                                                23,569 $  2,299,156       0.1%
*   StarTek, Inc.                                                   24,359      163,205       0.0%
#*  SunPower Corp.                                                  20,122      145,683       0.0%
#*  Super Micro Computer, Inc.                                      74,933    1,775,912       0.1%
*   Sykes Enterprises, Inc.                                         74,225    1,984,776       0.1%
#*  Synaptics, Inc.                                                 51,017    2,659,006       0.1%
*   Synchronoss Technologies, Inc.                                  42,269    1,551,695       0.1%
    SYNNEX Corp.                                                    51,712    5,302,548       0.2%
    Systemax, Inc.                                                  66,100      518,885       0.0%
#*  Take-Two Interactive Software, Inc.                             62,097    2,756,486       0.1%
#*  Tangoe, Inc.                                                     9,500       81,510       0.0%
*   Tech Data Corp.                                                 67,291    5,182,753       0.2%
*   TechTarget, Inc.                                                16,308      131,769       0.0%
*   Telenav, Inc.                                                   58,163      316,988       0.0%
    TeleTech Holdings, Inc.                                         66,645    1,872,724       0.1%
    Tessco Technologies, Inc.                                       19,087      222,364       0.0%
    Tessera Technologies, Inc.                                      70,571    2,618,184       0.1%
*   TiVo Corp.                                                     171,552    3,405,307       0.2%
    TransAct Technologies, Inc.                                     19,291      138,895       0.0%
*   Travelzoo, Inc.                                                  9,516       97,063       0.0%
#*  TTM Technologies, Inc.                                         182,139    2,395,128       0.1%
#*  Tyler Technologies, Inc.                                        20,938    3,358,455       0.2%
#*  Ubiquiti Networks, Inc.                                         69,037    3,619,610       0.2%
*   Ultra Clean Holdings, Inc.                                      37,611      319,694       0.0%
*   Ultratech, Inc.                                                 63,101    1,343,420       0.1%
#*  Unisys Corp.                                                    42,916      448,472       0.0%
#*  Universal Display Corp.                                         12,091      625,105       0.0%
#*  Veeco Instruments, Inc.                                         67,292    1,460,236       0.1%
#*  VeriFone Systems, Inc.                                          57,629      892,097       0.0%
*   Verint Systems, Inc.                                            57,164    2,057,904       0.1%
#*  ViaSat, Inc.                                                    67,898    4,797,673       0.2%
*   Viavi Solutions, Inc.                                          108,328      771,295       0.0%
#*  Virtusa Corp.                                                   63,293    1,198,769       0.1%
#   Vishay Intertechnology, Inc.                                   235,440    3,319,704       0.2%
*   Vishay Precision Group, Inc.                                    12,904      202,593       0.0%
    Wayside Technology Group, Inc.                                  12,677      221,848       0.0%
*   Web.com Group, Inc.                                             54,626      879,479       0.0%
#*  WebMD Health Corp.                                              53,627    2,634,695       0.1%
*   Xcerra Corp.                                                    73,910      407,244       0.0%
*   XO Group, Inc.                                                  77,085    1,418,364       0.1%
#*  YuMe, Inc.                                                      11,122       41,708       0.0%
*   Zedge, Inc. Class B                                             17,051       49,789       0.0%
*   Zix Corp.                                                      117,982      480,187       0.0%
*   Zynga, Inc. Class A                                          1,460,051    4,102,743       0.2%
                                                                           ------------      ----
Total Information Technology                                                365,254,149      15.9%
                                                                           ------------      ----
Materials -- (4.7%)
    A Schulman, Inc.                                                41,491    1,192,866       0.1%
    AEP Industries, Inc.                                            15,313    1,677,539       0.1%
#*  AgroFresh Solutions, Inc.                                        5,100       23,970       0.0%
    American Vanguard Corp.                                         51,154      777,541       0.0%
    Ampco-Pittsburgh Corp.                                           3,508       37,886       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Materials -- (Continued)
    Balchem Corp.                                                 43,731 $3,319,183       0.2%
*   Berry Plastics Group, Inc.                                     9,625    421,094       0.0%
*   Boise Cascade Co.                                             49,467    952,240       0.0%
    Cabot Corp.                                                   72,120  3,760,337       0.2%
    Calgon Carbon Corp.                                           75,201  1,188,176       0.1%
    Carpenter Technology Corp.                                    64,694  2,044,977       0.1%
*   Century Aluminum Co.                                         121,001    884,517       0.0%
#   Chase Corp.                                                   20,838  1,424,277       0.1%
*   Chemtura Corp.                                               175,823  5,766,994       0.3%
*   Clearwater Paper Corp.                                        25,884  1,374,440       0.1%
    Commercial Metals Co.                                        198,664  3,121,011       0.1%
#   Compass Minerals International, Inc.                          52,075  3,741,589       0.2%
*   Core Molding Technologies, Inc.                               24,525    427,226       0.0%
    Deltic Timber Corp.                                           18,393  1,033,319       0.1%
    Domtar Corp.                                                 113,033  4,063,536       0.2%
#   Eagle Materials, Inc.                                         46,433  3,759,680       0.2%
*   Ferro Corp.                                                   72,842    944,032       0.0%
    Ferroglobe P.L.C.                                             83,625    773,531       0.0%
*   Flexible Solutions International, Inc.                         5,866     10,559       0.0%
#*  Flotek Industries, Inc.                                       39,200    461,776       0.0%
    Friedman Industries, Inc.                                      6,930     35,412       0.0%
    FutureFuel Corp.                                              51,586    565,383       0.0%
    Gold Resource Corp.                                           28,063    159,398       0.0%
    Graphic Packaging Holding Co.                                116,963  1,462,037       0.1%
    Greif, Inc. Class A                                           14,248    667,661       0.0%
    Greif, Inc. Class B                                              300     17,475       0.0%
*   Handy & Harman, Ltd.                                           1,805     34,566       0.0%
    Hawkins, Inc.                                                 20,417    823,826       0.0%
    Haynes International, Inc.                                    22,213    714,592       0.0%
    HB Fuller Co.                                                 77,597  3,264,506       0.1%
*   Headwaters, Inc.                                             117,709  1,930,428       0.1%
    Hecla Mining Co.                                             637,745  3,820,093       0.2%
    Huntsman Corp.                                               120,972  2,050,475       0.1%
    Innophos Holdings, Inc.                                       31,492  1,443,593       0.1%
    Innospec, Inc.                                                44,918  2,706,309       0.1%
    Kaiser Aluminum Corp.                                         33,977  2,462,993       0.1%
    KapStone Paper and Packaging Corp.                           152,404  2,764,609       0.1%
    KMG Chemicals, Inc.                                           31,469    854,069       0.0%
*   Koppers Holdings, Inc.                                        25,707    841,904       0.0%
*   Kraton Corp.                                                  61,782  1,583,473       0.1%
#   Kronos Worldwide, Inc.                                        35,208    270,750       0.0%
*   Louisiana-Pacific Corp.                                      206,881  3,796,266       0.2%
#*  LSB Industries, Inc.                                          24,127    127,632       0.0%
    Materion Corp.                                                41,809  1,266,813       0.1%
    Mercer International, Inc.                                    90,527    715,163       0.0%
    Minerals Technologies, Inc.                                   44,730  3,005,856       0.1%
    Myers Industries, Inc.                                        97,310  1,172,585       0.1%
    Neenah Paper, Inc.                                            39,603  3,164,280       0.1%
*   Northern Technologies International Corp.                      7,993    111,103       0.0%
#   Olin Corp.                                                    29,722    651,803       0.0%
    Olympic Steel, Inc.                                           14,385    332,150       0.0%
*   OMNOVA Solutions, Inc.                                        98,386    747,734       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                         ------- ------------ ---------------
Materials -- (Continued)
            PH Glatfelter Co.                                             71,213 $  1,582,353       0.1%
            PolyOne Corp.                                                131,230    3,835,853       0.2%
            Quaker Chemical Corp.                                         33,824    3,636,080       0.2%
            Rayonier Advanced Materials, Inc.                             49,596      641,276       0.0%
*           Real Industry, Inc.                                            9,802       52,441       0.0%
#*          Resolute Forest Products, Inc.                                35,756      169,841       0.0%
#           Royal Gold, Inc.                                              63,244    4,352,452       0.2%
*           Ryerson Holding Corp.                                         19,764      202,581       0.0%
            Schnitzer Steel Industries, Inc. Class A                      79,605    1,922,461       0.1%
            Schweitzer-Mauduit International, Inc.                        51,595    1,904,371       0.1%
            Sensient Technologies Corp.                                   73,966    5,511,207       0.2%
            Silgan Holdings, Inc.                                          6,038      307,636       0.0%
            Stepan Co.                                                    32,163    2,284,538       0.1%
*           Stillwater Mining Co.                                        175,608    2,339,099       0.1%
            SunCoke Energy, Inc.                                          98,720    1,007,931       0.1%
            Synalloy Corp.                                                11,801      121,550       0.0%
#*          TimkenSteel Corp.                                             43,844      449,401       0.0%
*           Trecora Resources                                             25,415      260,504       0.0%
            Tredegar Corp.                                                35,880      663,780       0.0%
            Tronox, Ltd. Class A                                          27,210      220,401       0.0%
*           UFP Technologies, Inc.                                         2,080       55,536       0.0%
            United States Lime & Minerals, Inc.                           12,937      851,125       0.0%
#           United States Steel Corp.                                    315,227    6,096,490       0.3%
*           Universal Stainless & Alloy Products, Inc.                     8,920       93,660       0.0%
#*          US Concrete, Inc.                                             19,220      959,078       0.0%
            Worthington Industries, Inc.                                  98,879    4,647,313       0.2%
                                                                                 ------------       ---
Total Materials                                                                   130,916,191       5.7%
                                                                                 ------------       ---
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                         58,381           --       0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                  5,200           --       0.0%
                                                                                 ------------       ---
Total Other                                                                                --       0.0%
                                                                                 ------------       ---
Real Estate -- (0.4%)
            Alexander & Baldwin, Inc.                                     80,156    3,349,719       0.2%
#*          Altisource Asset Management Corp.                              2,193       74,891       0.0%
*           Altisource Portfolio Solutions SA                             23,107      595,005       0.0%
#*          AV Homes, Inc.                                                 9,119      145,448       0.0%
*           CKX Lands, Inc.                                                  702        7,687       0.0%
#           Consolidated-Tomoka Land Co.                                  13,475      682,778       0.0%
#*          Forestar Group, Inc.                                          53,017      583,187       0.0%
*           FRP Holdings, Inc.                                            15,959      507,496       0.0%
            Griffin Industrial Realty, Inc.                                3,886      121,049       0.0%
            HFF, Inc. Class A                                             61,259    1,631,327       0.1%
#           Kennedy-Wilson Holdings, Inc.                                 98,460    2,028,276       0.1%
*           Marcus & Millichap, Inc.                                       2,321       54,381       0.0%
            RE/MAX Holdings, Inc. Class A                                  3,457      150,207       0.0%
            RMR Group, Inc. (The) Class A                                  1,007       34,591       0.0%
#*          St Joe Co. (The)                                               1,297       22,957       0.0%
*           Stratus Properties, Inc.                                      11,901      288,004       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Real Estate -- (Continued)
#*  Tejon Ranch Co.                                               36,270 $   810,272       0.1%
                                                                         -----------       ---
Total Real Estate                                                         11,087,275       0.5%
                                                                         -----------       ---
Telecommunication Services -- (0.9%)
    ATN International, Inc.                                       26,846   1,815,863       0.1%
#*  Boingo Wireless, Inc.                                         59,728     580,556       0.0%
*   Cincinnati Bell, Inc.                                         65,468   1,286,446       0.1%
#   Cogent Communications Holdings, Inc.                          61,589   2,272,634       0.1%
#   Consolidated Communications Holdings, Inc.                    82,155   1,965,969       0.1%
#*  FairPoint Communications, Inc.                                 5,870      91,572       0.0%
*   General Communication, Inc. Class A                           92,715   1,468,606       0.1%
*   Hawaiian Telcom Holdco, Inc.                                   3,903      80,090       0.0%
    IDT Corp. Class B                                             54,445     974,021       0.1%
    Inteliquent, Inc.                                             68,056   1,142,660       0.1%
#*  Iridium Communications, Inc.                                 112,323     915,433       0.0%
*   Lumos Networks Corp.                                          41,367     587,825       0.0%
#*  ORBCOMM, Inc.                                                102,159     912,280       0.0%
    Shenandoah Telecommunications Co.                            103,180   2,723,952       0.1%
    Spok Holdings, Inc.                                           50,965     919,918       0.0%
#*  Straight Path Communications, Inc. Class B                    10,774     261,593       0.0%
    Telephone & Data Systems, Inc.                               111,052   2,869,584       0.1%
*   United States Cellular Corp.                                   4,708     165,015       0.0%
#*  Vonage Holdings Corp.                                        386,922   2,654,285       0.1%
                                                                         -----------       ---
Total Telecommunication Services                                          23,688,302       1.0%
                                                                         -----------       ---
Utilities -- (3.3%)
    ALLETE, Inc.                                                  64,025   3,924,092       0.2%
#   American States Water Co.                                     61,894   2,474,522       0.1%
    Artesian Resources Corp. Class A                              19,716     556,386       0.0%
    Avista Corp.                                                 106,134   4,393,948       0.2%
#   Black Hills Corp.                                             75,388   4,662,748       0.2%
#   California Water Service Group                                84,987   2,634,597       0.1%
    Chesapeake Utilities Corp.                                    33,157   2,123,706       0.1%
    Connecticut Water Service, Inc.                               24,441   1,272,643       0.1%
    Consolidated Water Co., Ltd.                                  22,624     253,389       0.0%
    Delta Natural Gas Co., Inc.                                   19,348     455,645       0.0%
#*  Dynegy, Inc.                                                  30,935     329,458       0.0%
    El Paso Electric Co.                                          68,846   3,180,685       0.1%
    Empire District Electric Co. (The)                            69,344   2,373,645       0.1%
    Gas Natural, Inc.                                             13,086     161,612       0.0%
#   Genie Energy, Ltd. Class B                                    42,916     223,592       0.0%
    Hawaiian Electric Industries, Inc.                            33,010     973,795       0.1%
    IDACORP, Inc.                                                 64,563   5,061,094       0.2%
    MGE Energy, Inc.                                              49,729   2,906,660       0.1%
    Middlesex Water Co.                                           36,150   1,305,015       0.1%
    New Jersey Resources Corp.                                   145,601   4,943,154       0.2%
    Northwest Natural Gas Co.                                     46,618   2,741,138       0.1%
#   NorthWestern Corp.                                            71,197   4,097,387       0.2%
#   ONE Gas, Inc.                                                 73,184   4,484,715       0.2%
    Ormat Technologies, Inc.                                      24,410   1,177,294       0.1%
    Otter Tail Corp.                                              45,838   1,647,876       0.1%
    Pattern Energy Group, Inc.                                    24,149     539,730       0.0%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                           SHARES       VALUE+     OF NET ASSETS**
                                                                         ---------- -------------- ---------------
Utilities -- (Continued)
            PNM Resources, Inc.                                             135,652 $    4,456,168        0.2%
            Portland General Electric Co.                                    98,225      4,286,539        0.2%
            RGC Resources, Inc.                                              13,188        324,425        0.0%
            SJW Corp.                                                        40,978      2,078,814        0.1%
#           South Jersey Industries, Inc.                                    98,964      2,934,283        0.1%
            Southwest Gas Corp.                                              70,456      5,105,242        0.2%
#           Spark Energy, Inc. Class A                                        7,834        189,583        0.0%
#           Spire, Inc.                                                      73,831      4,636,587        0.2%
            Unitil Corp.                                                     34,021      1,380,232        0.1%
            WGL Holdings, Inc.                                               82,214      5,185,237        0.2%
#           York Water Co. (The)                                             28,512        900,979        0.0%
                                                                                    --------------      -----
Total Utilities                                                                         90,376,615        3.9%
                                                                                    --------------      -----
TOTAL COMMON STOCKS                                                                  2,293,489,922       99.8%
                                                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Capital Bank Corp. Contingent Value Rights                        3,283             --        0.0%
(degrees)#* Trius Therapeutics, Inc. Contingent Value Rights                  6,973             --        0.0%
                                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                                           --        0.0%
                                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                                          2,293,489,922
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   State Street Institutional U.S. Government Money Market Fund, 0.260%   2,227,761      2,227,761        0.1%
                                                                                    --------------      -----
SECURITIES LENDING COLLATERAL -- (16.8%)
(S)@        DFA Short Term Investment Fund                               40,009,241    462,986,936       20.2%
                                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,871,698,670)                                 $2,758,704,619      120.1%
                                                                                    ==============      =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                $  354,964,503           --   --    $  354,964,503
   Consumer Staples                         104,022,817           --   --       104,022,817
   Energy                                   102,305,205           --   --       102,305,205
   Financials                               489,792,663           --   --       489,792,663
   Health Care                              183,531,295           --   --       183,531,295
   Industrials                              437,550,907           --   --       437,550,907
   Information Technology                   365,254,149           --   --       365,254,149
   Materials                                130,916,191           --   --       130,916,191
   Other                                             --           --   --                --
   Real Estate                               11,087,275           --   --        11,087,275
   Telecommunication Services                23,688,302           --   --        23,688,302
   Utilities                                 90,376,615           --   --        90,376,615
Rights/Warrants                                      --           --   --                --
Temporary Cash Investments                    2,227,761           --   --         2,227,761
Securities Lending Collateral                        -- $462,986,936   --       462,986,936
                                         -------------- ------------   --    --------------
TOTAL                                    $2,295,717,683 $462,986,936   --    $2,758,704,619
                                         ============== ============   ==    ==============

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.3%)
*   1-800-Flowers.com, Inc. Class A                               38,357 $   366,309       0.0%
    A.H. Belo Corp. Class A                                       17,110     108,649       0.0%
    Aaron's, Inc.                                                 79,500   1,964,445       0.0%
#   Abercrombie & Fitch Co. Class A                               35,849     523,754       0.0%
*   Adient P.L.C.                                                 19,360     881,074       0.0%
    Advance Auto Parts, Inc.                                      39,131   5,481,470       0.1%
*   Amazon.com, Inc.                                              31,906  25,199,997       0.4%
    AMC Entertainment Holdings, Inc. Class A                      25,446     800,277       0.0%
*   AMC Networks, Inc. Class A                                    18,528     906,575       0.0%
    AMCON Distributing Co.                                           116      10,759       0.0%
*   America's Car-Mart, Inc.                                       9,640     393,794       0.0%
*   American Axle & Manufacturing Holdings, Inc.                 117,992   2,114,417       0.0%
#   American Eagle Outfitters, Inc.                              270,527   4,609,780       0.1%
*   American Public Education, Inc.                               13,618     274,403       0.0%
*   Apollo Education Group, Inc.                                  38,894     341,878       0.0%
    Aramark                                                      133,794   4,981,151       0.1%
#   Arctic Cat, Inc.                                               7,270     108,977       0.0%
    Ark Restaurants Corp.                                          2,015      41,509       0.0%
*   Asbury Automotive Group, Inc.                                 28,145   1,433,988       0.0%
#*  Ascena Retail Group, Inc.                                     68,022     332,628       0.0%
*   Ascent Capital Group, Inc. Class A                            10,749     219,065       0.0%
#   Autoliv, Inc.                                                 32,952   3,189,095       0.1%
#*  AutoNation, Inc.                                             106,378   4,666,803       0.1%
#*  AutoZone, Inc.                                                 2,987   2,216,832       0.0%
*   Ballantyne Strong, Inc.                                        7,721      52,503       0.0%
*   Barnes & Noble Education, Inc.                                33,368     310,656       0.0%
    Barnes & Noble, Inc.                                          66,288     682,766       0.0%
    Bassett Furniture Industries, Inc.                             6,115     140,339       0.0%
    Beasley Broadcast Group, Inc. Class A                          2,443      12,337       0.0%
#*  Beazer Homes USA, Inc.                                         9,480      96,980       0.0%
#*  bebe stores, Inc.                                             18,957      10,047       0.0%
    Bed Bath & Beyond, Inc.                                      100,300   4,054,126       0.1%
*   Belmond, Ltd. Class A                                         85,745   1,110,398       0.0%
    Best Buy Co., Inc.                                           188,453   7,332,706       0.1%
    Big 5 Sporting Goods Corp.                                    20,304     314,712       0.0%
#   Big Lots, Inc.                                                70,667   3,066,948       0.1%
*   Biglari Holdings, Inc.                                           556     243,628       0.0%
*   BJ's Restaurants, Inc.                                        22,212     801,853       0.0%
    Bloomin' Brands, Inc.                                        145,240   2,512,652       0.1%
#   Blue Nile, Inc.                                                7,653     267,319       0.0%
#   Bob Evans Farms, Inc.                                         18,977     782,232       0.0%
#*  Boot Barn Holdings, Inc.                                       9,656     123,597       0.0%
#   BorgWarner, Inc.                                              57,929   2,076,175       0.0%
    Bowl America, Inc. Class A                                     1,280      18,150       0.0%
#*  Boyd Gaming Corp.                                             22,632     404,208       0.0%
*   Bravo Brio Restaurant Group, Inc.                              4,102      18,459       0.0%
*   Bridgepoint Education, Inc.                                   42,468     287,084       0.0%
*   Bright Horizons Family Solutions, Inc.                        26,511   1,773,851       0.0%
#   Brinker International, Inc.                                   28,231   1,390,094       0.0%
    Brunswick Corp.                                               94,399   4,106,356       0.1%
#   Buckle, Inc. (The)                                            14,000     291,900       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc.                                      17,761 $ 2,586,890       0.1%
*   Build-A-Bear Workshop, Inc.                                   14,384     194,184       0.0%
*   Burlington Stores, Inc.                                       26,879   2,014,312       0.0%
*   Cabela's, Inc.                                                95,149   5,862,130       0.1%
#   Cable One, Inc.                                                4,983   2,873,895       0.1%
*   CafePress, Inc.                                                1,005       3,095       0.0%
#   CalAtlantic Group, Inc.                                      100,575   3,250,584       0.1%
    Caleres, Inc.                                                 44,578   1,114,896       0.0%
    Callaway Golf Co.                                             89,619     915,010       0.0%
*   Cambium Learning Group, Inc.                                  39,240     203,263       0.0%
    Canterbury Park Holding Corp.                                    200       2,155       0.0%
    Capella Education Co.                                         17,816   1,302,350       0.0%
*   Career Education Corp.                                        94,431     678,959       0.0%
#*  CarMax, Inc.                                                 135,589   6,771,315       0.1%
#*  Carmike Cinemas, Inc.                                         22,051     719,965       0.0%
    Carnival Corp.                                                87,423   4,292,469       0.1%
#   Carriage Services, Inc.                                       17,219     407,057       0.0%
*   Carrols Restaurant Group, Inc.                                54,610     682,625       0.0%
    Carter's, Inc.                                                28,735   2,480,980       0.1%
    Cato Corp. (The) Class A                                      24,857     737,507       0.0%
*   Cavco Industries, Inc.                                         8,149     752,968       0.0%
    CBS Corp. Class A                                              3,886     222,551       0.0%
    CBS Corp. Class B                                            146,185   8,276,995       0.1%
*   Century Casinos, Inc.                                          3,288      20,846       0.0%
*   Century Communities, Inc.                                      7,996     157,521       0.0%
*   Charles & Colvard, Ltd.                                       12,152      14,339       0.0%
#*  Charter Communications, Inc. Class A                          76,071  19,009,382       0.3%
#   Cheesecake Factory, Inc. (The)                                62,573   3,328,258       0.1%
*   Cherokee, Inc.                                                 6,872      64,597       0.0%
#   Chico's FAS, Inc.                                             91,885   1,072,298       0.0%
#   Children's Place, Inc. (The)                                  24,550   1,864,572       0.0%
#*  Chipotle Mexican Grill, Inc.                                   4,600   1,659,496       0.0%
    Choice Hotels International, Inc.                             23,511   1,139,108       0.0%
*   Christopher & Banks Corp.                                      2,351       3,009       0.0%
#   Churchill Downs, Inc.                                          3,697     502,792       0.0%
#*  Chuy's Holdings, Inc.                                         19,205     545,422       0.0%
    Cinemark Holdings, Inc.                                      111,045   4,419,591       0.1%
    Citi Trends, Inc.                                             15,913     316,032       0.0%
#   Clear Channel Outdoor Holdings, Inc. Class A                  27,964     160,793       0.0%
    ClubCorp Holdings, Inc.                                       72,431     836,578       0.0%
    Coach, Inc.                                                  112,703   4,044,911       0.1%
    Collectors Universe, Inc.                                      4,745      89,159       0.0%
    Columbia Sportswear Co.                                       44,528   2,522,066       0.1%
    Comcast Corp. Class A                                        977,932  60,455,756       1.0%
#*  Conn's, Inc.                                                  11,469     108,956       0.0%
    Cooper Tire & Rubber Co.                                      70,125   2,577,094       0.1%
*   Cooper-Standard Holding, Inc.                                 22,500   2,053,575       0.0%
    Core-Mark Holding Co., Inc.                                   41,734   1,475,297       0.0%
#   Cracker Barrel Old Country Store, Inc.                        22,541   3,110,658       0.1%
#*  Crocs, Inc.                                                   41,836     321,719       0.0%
    CSS Industries, Inc.                                             200       5,020       0.0%
    CST Brands, Inc.                                              80,189   3,850,676       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Culp, Inc.                                                      15,932 $   446,096       0.0%
    Dana, Inc.                                                     153,103   2,370,034       0.1%
#   Darden Restaurants, Inc.                                        71,651   4,642,268       0.1%
#*  Dave & Buster's Entertainment, Inc.                             47,408   1,960,321       0.0%
*   Deckers Outdoor Corp.                                           35,619   1,858,956       0.0%
*   Del Frisco's Restaurant Group, Inc.                             13,113     187,516       0.0%
#*  Del Taco Restaurants, Inc.                                       7,955     106,677       0.0%
    Delphi Automotive P.L.C.                                        20,328   1,322,743       0.0%
*   Delta Apparel, Inc.                                              6,871     113,372       0.0%
*   Denny's Corp.                                                   65,165     675,761       0.0%
    Destination Maternity Corp.                                      9,223      62,624       0.0%
*   Destination XL Group, Inc.                                      51,876     210,098       0.0%
#   DeVry Education Group, Inc.                                     29,147     661,637       0.0%
    Dick's Sporting Goods, Inc.                                     93,701   5,214,461       0.1%
#   Dillard's, Inc. Class A                                         39,857   2,443,234       0.1%
    DineEquity, Inc.                                                23,935   1,893,258       0.0%
#*  Discovery Communications, Inc. Class A                          84,364   2,202,744       0.0%
*   Discovery Communications, Inc. Class B                           1,077      30,479       0.0%
*   Discovery Communications, Inc. Class C                          94,314   2,368,225       0.1%
*   DISH Network Corp. Class A                                      27,800   1,627,968       0.0%
*   Dixie Group, Inc. (The)                                          7,544      30,176       0.0%
    Dollar General Corp.                                           106,699   7,371,834       0.1%
*   Dollar Tree, Inc.                                               65,551   4,952,378       0.1%
    Domino's Pizza, Inc.                                            19,800   3,350,952       0.1%
#*  Dorman Products, Inc.                                           32,254   2,071,997       0.0%
    DR Horton, Inc.                                                193,224   5,570,648       0.1%
    Drew Industries, Inc.                                           29,143   2,609,756       0.1%
#   DSW, Inc. Class A                                               66,066   1,372,191       0.0%
#   Dunkin' Brands Group, Inc.                                      42,812   2,070,388       0.0%
    Educational Development Corp.                                    1,000       9,350       0.0%
#*  El Pollo Loco Holdings, Inc.                                     5,500      67,100       0.0%
*   Eldorado Resorts, Inc.                                           9,052     109,529       0.0%
*   Emerson Radio Corp.                                             11,467      11,431       0.0%
*   Emmis Communications Corp. Class A                               2,473       8,408       0.0%
    Entercom Communications Corp. Class A                           24,701     326,053       0.0%
    Entravision Communications Corp. Class A                        77,318     518,031       0.0%
#   Escalade, Inc.                                                   7,797      94,734       0.0%
#   Ethan Allen Interiors, Inc.                                     33,523   1,029,156       0.0%
*   EVINE Live, Inc.                                                18,299      39,343       0.0%
#*  EW Scripps Co. (The) Class A                                    59,036     782,817       0.0%
#   Expedia, Inc.                                                   41,034   5,302,824       0.1%
*   Express, Inc.                                                   65,412     786,252       0.0%
#*  Famous Dave's of America, Inc.                                   4,600      23,000       0.0%
#*  Federal-Mogul Holdings Corp.                                    51,880     480,409       0.0%
#*  Fiesta Restaurant Group, Inc.                                   20,182     532,805       0.0%
#   Finish Line, Inc. (The) Class A                                 43,663     859,724       0.0%
#*  Five Below, Inc.                                                31,121   1,169,527       0.0%
    Flexsteel Industries, Inc.                                       5,629     235,855       0.0%
    Foot Locker, Inc.                                               96,404   6,436,895       0.1%
    Ford Motor Co.                                               1,604,855  18,840,998       0.3%
#*  Fossil Group, Inc.                                              12,354     336,894       0.0%
*   Fox Factory Holding Corp.                                       45,567     988,804       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   Francesca's Holdings Corp.                                    59,206 $   951,440       0.0%
    Fred's, Inc. Class A                                          26,895     245,551       0.0%
*   FTD Cos., Inc.                                                22,113     444,914       0.0%
#*  Full House Resorts, Inc.                                       6,120       9,976       0.0%
#*  G-III Apparel Group, Ltd.                                     39,798   1,039,524       0.0%
#   GameStop Corp. Class A                                       107,137   2,576,645       0.1%
*   Gaming Partners International Corp.                            3,430      35,638       0.0%
    Gannett Co., Inc.                                            104,352     810,815       0.0%
#   Gap, Inc. (The)                                              203,202   5,606,343       0.1%
#   Garmin, Ltd.                                                  60,621   2,931,632       0.1%
    General Motors Co.                                           614,834  19,428,754       0.3%
*   Genesco, Inc.                                                 21,534   1,158,529       0.0%
    Gentex Corp.                                                 251,340   4,250,159       0.1%
*   Gentherm, Inc.                                                40,745   1,146,972       0.0%
#   Genuine Parts Co.                                             80,823   7,321,756       0.1%
    GNC Holdings, Inc. Class A                                    48,666     653,584       0.0%
    Goodyear Tire & Rubber Co. (The)                             150,255   4,361,903       0.1%
    Graham Holdings Co. Class B                                    4,575   2,173,125       0.0%
#*  Grand Canyon Education, Inc.                                  55,996   2,443,665       0.1%
*   Gray Television, Inc.                                         57,253     509,552       0.0%
*   Gray Television, Inc. Class A                                  2,300      19,665       0.0%
*   Green Brick Partners, Inc.                                     4,722      36,123       0.0%
    Group 1 Automotive, Inc.                                      16,338     984,691       0.0%
    Guess?, Inc.                                                  41,002     553,527       0.0%
#   H&R Block, Inc.                                               76,285   1,752,266       0.0%
#   Hanesbrands, Inc.                                             70,548   1,813,084       0.0%
#   Harley-Davidson, Inc.                                         99,063   5,648,572       0.1%
    Harman International Industries, Inc.                         30,348   2,419,039       0.1%
    Harte-Hanks, Inc.                                             22,325      31,478       0.0%
    Hasbro, Inc.                                                  22,167   1,848,949       0.0%
    Haverty Furniture Cos., Inc.                                  16,765     297,579       0.0%
    Haverty Furniture Cos., Inc. Class A                             717      12,727       0.0%
*   Helen of Troy, Ltd.                                           24,940   2,032,610       0.0%
#*  Hibbett Sports, Inc.                                          18,677     725,601       0.0%
#   Hilton Worldwide Holdings, Inc.                               73,664   1,664,806       0.0%
    Home Depot, Inc. (The)                                       110,670  13,502,847       0.2%
    Hooker Furniture Corp.                                        13,297     349,711       0.0%
*   Horizon Global Corp.                                          12,483     250,159       0.0%
*   Houghton Mifflin Harcourt Co.                                 61,187     774,016       0.0%
    HSN, Inc.                                                     26,405     995,468       0.0%
#*  Hyatt Hotels Corp. Class A                                    13,224     671,647       0.0%
*   Iconix Brand Group, Inc.                                      26,924     212,161       0.0%
    ILG, Inc.                                                    106,774   1,748,958       0.0%
*   Installed Building Products, Inc.                             18,281     604,187       0.0%
    International Game Technology P.L.C.                          48,760   1,400,387       0.0%
    International Speedway Corp. Class A                          27,351     899,848       0.0%
    Interpublic Group of Cos., Inc. (The)                        220,232   4,930,994       0.1%
*   Intrawest Resorts Holdings, Inc.                               5,744      94,259       0.0%
#*  iRobot Corp.                                                  20,886   1,058,920       0.0%
*   Isle of Capri Casinos, Inc.                                   17,713     371,973       0.0%
*   J Alexander's Holdings, Inc.                                   8,076      72,684       0.0%
    Jack in the Box, Inc.                                         30,910   2,897,194       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  JAKKS Pacific, Inc.                                            8,687 $    58,203       0.0%
#*  Jamba, Inc.                                                    8,857      93,441       0.0%
#*  JC Penney Co., Inc.                                          220,130   1,890,917       0.0%
    John Wiley & Sons, Inc. Class A                               49,771   2,568,184       0.1%
    John Wiley & Sons, Inc. Class B                                2,517     132,369       0.0%
    Johnson Outdoors, Inc. Class A                                 3,958     142,409       0.0%
*   K12, Inc.                                                     28,214     305,840       0.0%
#*  Kate Spade & Co.                                              37,181     622,782       0.0%
    KB Home                                                       49,212     715,542       0.0%
*   Kirkland's, Inc.                                              14,201     173,394       0.0%
#   Kohl's Corp.                                                 148,416   6,493,200       0.1%
#*  Kona Grill, Inc.                                               6,378      68,564       0.0%
    L Brands, Inc.                                                46,785   3,377,409       0.1%
*   La Quinta Holdings, Inc.                                      32,759     327,918       0.0%
    La-Z-Boy, Inc.                                                55,566   1,300,244       0.0%
*   Lakeland Industries, Inc.                                      2,263      22,404       0.0%
#*  Lands' End, Inc.                                               5,571      86,908       0.0%
#   Las Vegas Sands Corp.                                         44,086   2,551,698       0.1%
    Lear Corp.                                                    43,074   5,288,626       0.1%
    Leggett & Platt, Inc.                                         63,610   2,918,427       0.1%
    Lennar Corp. Class A                                          91,943   3,833,104       0.1%
    Lennar Corp. Class B                                          14,859     498,074       0.0%
    Libbey, Inc.                                                  28,141     450,537       0.0%
*   Liberty Broadband Corp. Class A                               16,815   1,092,134       0.0%
*   Liberty Broadband Corp. Class B                                  145       9,473       0.0%
#*  Liberty Broadband Corp. Class C                               52,151   3,475,864       0.1%
*   Liberty Interactive Corp., QVC Group Class A                 226,805   4,193,624       0.1%
*   Liberty Interactive Corp., QVC Group Class B                     600      12,054       0.0%
#*  Liberty Media Corp.-Liberty Braves Class A                     4,772      80,885       0.0%
*   Liberty Media Corp.-Liberty Braves Class B                        58         962       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                     9,661     161,049       0.0%
*   Liberty Media Corp.-Liberty Media Class A                     11,931     332,040       0.0%
*   Liberty Media Corp.-Liberty Media Class B                        145       3,879       0.0%
#*  Liberty Media Corp.-Liberty Media Class C                     24,153     662,034       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                  47,725   1,587,811       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class B                     581      18,784       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                  96,612   3,206,552       0.1%
    Liberty Tax, Inc.                                              2,843      33,690       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                    67,351   1,495,192       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                       110       2,395       0.0%
*   Liberty Ventures Series A                                     79,991   3,191,641       0.1%
    Lifetime Brands, Inc.                                         14,929     211,245       0.0%
*   Lindblad Expeditions Holdings, Inc.                            3,492      28,599       0.0%
#   Lions Gate Entertainment Corp.                                17,293     352,085       0.0%
#   Lithia Motors, Inc. Class A                                   24,992   2,143,814       0.0%
#*  Live Nation Entertainment, Inc.                              195,529   5,410,287       0.1%
*   LKQ Corp.                                                    165,502   5,342,405       0.1%
#*  Loral Space & Communications, Inc.                             3,949     153,221       0.0%
    Lowe's Cos., Inc.                                            216,161  14,407,131       0.2%
*   Luby's, Inc.                                                  24,827     104,025       0.0%
#*  Lululemon Athletica, Inc.                                     20,412   1,168,587       0.0%
#*  Lumber Liquidators Holdings, Inc.                             11,988     185,934       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*   M/I Homes, Inc.                                               25,779 $   554,506       0.0%
    Macy's, Inc.                                                 151,611   5,532,285       0.1%
#*  Madison Square Garden Co. (The) Class A                       18,578   3,074,473       0.1%
*   Malibu Boats, Inc. Class A                                    13,079     191,869       0.0%
    Marcus Corp. (The)                                            12,065     319,723       0.0%
    Marine Products Corp.                                         19,424     181,614       0.0%
#*  MarineMax, Inc.                                               28,041     559,418       0.0%
    Marriott International, Inc. Class A                          59,573   4,092,665       0.1%
#   Marriott Vacations Worldwide Corp.                            29,138   1,852,594       0.0%
    Mattel, Inc.                                                 132,996   4,193,364       0.1%
#*  McClatchy Co. (The) Class A                                    5,251      74,039       0.0%
    McDonald's Corp.                                             102,238  11,508,932       0.2%
#   MDC Holdings, Inc.                                            37,366     885,948       0.0%
*   Media General, Inc.                                           38,671     651,606       0.0%
#   Meredith Corp.                                                37,611   1,705,659       0.0%
*   Meritage Homes Corp.                                          42,194   1,305,904       0.0%
*   MGM Resorts International                                    191,385   5,008,545       0.1%
#*  Michael Kors Holdings, Ltd.                                   69,700   3,539,366       0.1%
#*  Michaels Cos., Inc. (The)                                     65,172   1,515,249       0.0%
*   Modine Manufacturing Co.                                      42,018     460,097       0.0%
*   Mohawk Industries, Inc.                                       36,066   6,646,964       0.1%
*   Monarch Casino & Resort, Inc.                                  1,439      34,032       0.0%
#   Monro Muffler Brake, Inc.                                     23,943   1,316,865       0.0%
#*  Motorcar Parts of America, Inc.                               18,356     481,661       0.0%
    Movado Group, Inc.                                            11,955     263,608       0.0%
*   MSG Networks, Inc. Class A                                    48,125     919,187       0.0%
*   Murphy USA, Inc.                                              46,520   3,199,646       0.1%
#   NACCO Industries, Inc. Class A                                 7,344     537,214       0.0%
*   Nathan's Famous, Inc.                                          4,089     217,944       0.0%
    National CineMedia, Inc.                                      53,155     737,260       0.0%
#*  Nautilus, Inc.                                                40,483     712,501       0.0%
*   Netflix, Inc.                                                 22,400   2,797,088       0.1%
#*  New Home Co., Inc. (The)                                         545       5,461       0.0%
    New Media Investment Group, Inc.                               5,512      79,373       0.0%
*   New York & Co., Inc.                                          48,582     106,880       0.0%
    New York Times Co. (The) Class A                             125,086   1,363,437       0.0%
    Newell Brands, Inc.                                          126,626   6,080,581       0.1%
    News Corp. Class A                                           133,604   1,619,280       0.0%
    News Corp. Class B                                            47,713     591,641       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                      17,939     875,423       0.0%
    NIKE, Inc. Class B                                            79,584   3,993,525       0.1%
*   Nobility Homes, Inc.                                           1,152      17,856       0.0%
#   Nordstrom, Inc.                                               31,682   1,647,464       0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                          87,868   3,415,429       0.1%
    Nutrisystem, Inc.                                             23,167     734,394       0.0%
*   NVR, Inc.                                                      2,277   3,467,871       0.1%
*   O'Reilly Automotive, Inc.                                     30,530   8,073,353       0.1%
    Office Depot, Inc.                                           293,532     924,626       0.0%
*   Ollie's Bargain Outlet Holdings, Inc.                          8,756     239,477       0.0%
#   Omnicom Group, Inc.                                           39,896   3,184,499       0.1%
#*  Overstock.com, Inc.                                           10,742     157,370       0.0%
    Oxford Industries, Inc.                                       19,706   1,235,960       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Panera Bread Co. Class A                                      13,095 $2,498,002       0.1%
#   Papa John's International, Inc.                               28,426  2,144,742       0.0%
#*  Papa Murphy's Holdings, Inc.                                   6,677     37,124       0.0%
#*  Party City Holdco, Inc.                                        9,338    151,743       0.0%
#*  Penn National Gaming, Inc.                                    37,631    486,569       0.0%
#   Penske Automotive Group, Inc.                                 95,789  4,286,558       0.1%
*   Perry Ellis International, Inc.                                9,214    171,288       0.0%
    PetMed Express, Inc.                                          14,513    288,373       0.0%
    Pier 1 Imports, Inc.                                          85,811    369,845       0.0%
#*  Pinnacle Entertainment, Inc.                                  36,985    438,272       0.0%
*   Planet Fitness, Inc. Class A                                  19,875    421,350       0.0%
#   Polaris Industries, Inc.                                      12,600    965,286       0.0%
    Pool Corp.                                                    24,941  2,309,038       0.0%
#*  Popeyes Louisiana Kitchen, Inc.                               14,682    783,725       0.0%
*   Potbelly Corp.                                                16,849    219,879       0.0%
*   Priceline Group, Inc. (The)                                    4,900  7,223,727       0.1%
#   PulteGroup, Inc.                                             210,129  3,908,399       0.1%
    PVH Corp.                                                     41,547  4,444,698       0.1%
#*  Radio One, Inc. Class D                                          841      2,103       0.0%
#   Ralph Lauren Corp.                                            16,577  1,626,204       0.0%
    RCI Hospitality Holdings, Inc.                                12,873    149,456       0.0%
*   Reading International, Inc. Class A                           15,735    207,545       0.0%
#*  Red Lion Hotels Corp.                                         20,113    168,949       0.0%
*   Red Robin Gourmet Burgers, Inc.                               11,931    548,826       0.0%
    Regal Entertainment Group Class A                             59,771  1,285,674       0.0%
*   Regis Corp.                                                   38,982    494,292       0.0%
#   Rent-A-Center, Inc.                                           38,161    385,044       0.0%
    Rocky Brands, Inc.                                             6,987     74,761       0.0%
    Ross Stores, Inc.                                             68,236  4,267,479       0.1%
#   Royal Caribbean Cruises, Ltd.                                 94,154  7,237,618       0.1%
    Ruth's Hospitality Group, Inc.                                48,637    770,896       0.0%
    Saga Communications, Inc. Class A                              1,505     63,210       0.0%
    Salem Media Group, Inc.                                       10,305     56,162       0.0%
#*  Sally Beauty Holdings, Inc.                                   56,479  1,465,065       0.0%
    Scholastic Corp.                                              17,264    660,348       0.0%
#   Scripps Networks Interactive, Inc. Class A                    52,800  3,398,208       0.1%
*   Sears Hometown and Outlet Stores, Inc.                         1,300      6,305       0.0%
#   SeaWorld Entertainment, Inc.                                  93,392  1,308,422       0.0%
*   Select Comfort Corp.                                          61,140  1,173,277       0.0%
*   Sequential Brands Group, Inc.                                  3,229     23,249       0.0%
#   Service Corp. International                                  187,444  4,798,566       0.1%
#*  ServiceMaster Global Holdings, Inc.                           60,274  2,157,206       0.0%
#*  Shake Shack, Inc. Class A                                      1,393     44,423       0.0%
*   Shiloh Industries, Inc.                                       12,091     84,516       0.0%
    Shoe Carnival, Inc.                                           17,356    440,322       0.0%
*   Shutterfly, Inc.                                              31,929  1,564,521       0.0%
    Signet Jewelers, Ltd.                                         25,861  2,101,465       0.0%
#   Sinclair Broadcast Group, Inc. Class A                        58,059  1,457,281       0.0%
#*  Sirius XM Holdings, Inc.                                     151,402    631,346       0.0%
#   Six Flags Entertainment Corp.                                 41,784  2,325,280       0.1%
*   Skechers U.S.A., Inc. Class A                                103,903  2,185,080       0.0%
*   Skyline Corp.                                                  1,175     13,595       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Smith & Wesson Holding Corp.                                  67,901 $ 1,794,623       0.0%
    Sonic Automotive, Inc. Class A                                33,630     601,977       0.0%
    Sonic Corp.                                                   33,893     776,489       0.0%
    Sotheby's                                                     48,403   1,736,700       0.0%
    Spartan Motors, Inc.                                          27,820     237,861       0.0%
    Speedway Motorsports, Inc.                                    30,011     564,507       0.0%
#*  Sportsman's Warehouse Holdings, Inc.                          24,816     228,307       0.0%
#   Stage Stores, Inc.                                             7,099      36,134       0.0%
    Standard Motor Products, Inc.                                 26,407   1,291,302       0.0%
    Staples, Inc.                                                156,450   1,157,730       0.0%
    Starbucks Corp.                                               99,500   5,280,465       0.1%
*   Starz Class A                                                 59,655   1,876,746       0.0%
*   Starz Class B                                                    581      17,898       0.0%
    Stein Mart, Inc.                                              57,526     346,307       0.0%
#*  Steven Madden, Ltd.                                           58,611   1,957,607       0.0%
*   Stoneridge, Inc.                                              43,802     649,146       0.0%
    Strattec Security Corp.                                        3,527     125,209       0.0%
#*  Strayer Education, Inc.                                       14,488     849,866       0.0%
    Sturm Ruger & Co., Inc.                                       17,735   1,090,702       0.0%
    Superior Industries International, Inc.                       22,424     549,388       0.0%
    Superior Uniform Group, Inc.                                  12,932     230,060       0.0%
*   Sypris Solutions, Inc.                                         8,523       8,438       0.0%
#   Tailored Brands, Inc.                                         25,646     405,207       0.0%
*   Tandy Leather Factory, Inc.                                    9,590      70,966       0.0%
#   Target Corp.                                                 144,640   9,941,107       0.2%
#*  Taylor Morrison Home Corp. Class A                            23,552     401,797       0.0%
    TEGNA, Inc.                                                  229,542   4,503,614       0.1%
#*  Tempur Sealy International, Inc.                              26,245   1,419,067       0.0%
#*  Tenneco, Inc.                                                 38,417   2,115,624       0.0%
*   Tesla Motors, Inc.                                             7,091   1,402,103       0.0%
    Texas Roadhouse, Inc.                                         63,815   2,585,784       0.1%
    Thor Industries, Inc.                                         51,274   4,066,541       0.1%
#   Tiffany & Co.                                                 61,064   4,483,319       0.1%
#*  Tile Shop Holdings, Inc.                                      14,713     249,385       0.0%
*   Tilly's, Inc. Class A                                          6,424      59,615       0.0%
    Time Warner, Inc.                                            259,315  23,076,442       0.4%
    Time, Inc.                                                    88,058   1,144,754       0.0%
    TJX Cos., Inc. (The)                                          56,625   4,176,094       0.1%
#*  Toll Brothers, Inc.                                          166,963   4,581,465       0.1%
*   TopBuild Corp.                                                12,354     372,226       0.0%
    Tower International, Inc.                                     26,867     583,014       0.0%
*   Town Sports International Holdings, Inc.                      12,890      32,225       0.0%
#   Tractor Supply Co.                                            49,600   3,106,448       0.1%
*   Trans World Entertainment Corp.                                  900       3,510       0.0%
*   TRI Pointe Group, Inc.                                       134,425   1,455,823       0.0%
#*  TripAdvisor, Inc.                                             13,581     875,703       0.0%
#*  Tuesday Morning Corp.                                         32,000     158,400       0.0%
#   Tupperware Brands Corp.                                       19,854   1,181,710       0.0%
    Twenty-First Century Fox, Inc. Class A                       210,181   5,521,455       0.1%
    Twenty-First Century Fox, Inc. Class B                        79,750   2,104,602       0.0%
*   UCP, Inc. Class A                                              1,400      12,740       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.                        19,777   4,812,535       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  Under Armour, Inc. Class A                                    25,200 $    783,720       0.0%
*   Under Armour, Inc. Class C                                    25,378      656,275       0.0%
*   Unifi, Inc.                                                   14,202      408,307       0.0%
*   Universal Electronics, Inc.                                   12,278      861,302       0.0%
    Universal Technical Institute, Inc.                           13,926       21,168       0.0%
#*  Urban Outfitters, Inc.                                       152,293    5,094,201       0.1%
*   US Auto Parts Network, Inc.                                   17,215       52,850       0.0%
    Vail Resorts, Inc.                                            29,350    4,679,564       0.1%
#*  Vera Bradley, Inc.                                            40,288      538,651       0.0%
    VF Corp.                                                      53,460    2,898,067       0.1%
    Viacom, Inc. Class A                                           7,633      322,876       0.0%
    Viacom, Inc. Class B                                         238,853    8,971,319       0.2%
*   Vince Holding Corp.                                           21,569      117,551       0.0%
*   Vista Outdoor, Inc.                                           53,083    2,052,720       0.0%
    Visteon Corp.                                                 37,153    2,623,373       0.1%
#*  Vitamin Shoppe, Inc.                                          23,500      588,675       0.0%
*   VOXX International Corp.                                      11,061       45,350       0.0%
    Walt Disney Co. (The)                                        365,590   33,886,537       0.6%
#*  Wayfair, Inc. Class A                                          3,684      122,788       0.0%
*   WCI Communities, Inc.                                          6,422      148,669       0.0%
#   Wendy's Co. (The)                                            298,595    3,236,770       0.1%
*   West Marine, Inc.                                             24,450      195,600       0.0%
#   Weyco Group, Inc.                                              5,289      133,865       0.0%
    Whirlpool Corp.                                               44,465    6,661,746       0.1%
#*  William Lyon Homes Class A                                    14,589      260,560       0.0%
#   Williams-Sonoma, Inc.                                         62,737    2,899,704       0.1%
    Wingstop, Inc.                                                12,984      347,452       0.0%
#   Winmark Corp.                                                  2,732      292,187       0.0%
#   Winnebago Industries, Inc.                                    34,377      971,150       0.0%
    Wolverine World Wide, Inc.                                    93,180    1,989,393       0.0%
#   World Wrestling Entertainment, Inc. Class A                    2,767       48,921       0.0%
#   Wyndham Worldwide Corp.                                       48,100    3,166,904       0.1%
    Wynn Resorts, Ltd.                                            15,906    1,503,912       0.0%
    Yum! Brands, Inc.                                             33,855    2,921,009       0.1%
#*  ZAGG, Inc.                                                    37,291      242,392       0.0%
#*  Zumiez, Inc.                                                  30,352      675,332       0.0%
                                                                         ------------      ----
Total Consumer Discretionary                                              920,020,944      14.8%
                                                                         ------------      ----
Consumer Staples -- (6.7%)
    Alico, Inc.                                                    5,242      137,078       0.0%
#*  Alliance One International, Inc.                               5,380       79,893       0.0%
    Altria Group, Inc.                                           163,312   10,798,189       0.2%
    Andersons, Inc. (The)                                         26,345    1,002,427       0.0%
    Archer-Daniels-Midland Co.                                   123,254    5,370,177       0.1%
#   Avon Products, Inc.                                          285,356    1,869,082       0.0%
    B&G Foods, Inc.                                               68,258    2,894,139       0.1%
#*  Blue Buffalo Pet Products, Inc.                               75,706    1,901,735       0.0%
#*  Boston Beer Co., Inc. (The) Class A                            7,862    1,220,575       0.0%
*   Bridgford Foods Corp.                                          2,509       28,603       0.0%
#   Brown-Forman Corp. Class A                                    11,686      566,771       0.0%
#   Brown-Forman Corp. Class B                                    16,724      772,147       0.0%
    Bunge, Ltd.                                                   94,713    5,873,153       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Staples -- (Continued)
#   Cal-Maine Foods, Inc.                                         49,683 $ 1,920,248       0.0%
    Calavo Growers, Inc.                                          17,713   1,047,724       0.0%
#   Campbell Soup Co.                                             49,790   2,705,589       0.1%
    Casey's General Stores, Inc.                                  42,229   4,771,455       0.1%
*   CCA Industries, Inc.                                           3,031       9,093       0.0%
*   Central Garden & Pet Co.                                      10,091     245,413       0.0%
*   Central Garden & Pet Co. Class A                              31,494     735,070       0.0%
#*  Chefs' Warehouse, Inc. (The)                                  11,385     129,789       0.0%
    Church & Dwight Co., Inc.                                     73,376   3,541,126       0.1%
    Clorox Co. (The)                                              22,050   2,646,441       0.1%
    Coca-Cola Bottling Co. Consolidated                            8,466   1,196,246       0.0%
    Coca-Cola Co. (The)                                          377,704  16,014,650       0.3%
    Colgate-Palmolive Co.                                         76,902   5,487,727       0.1%
    ConAgra Foods, Inc.                                          121,864   5,871,408       0.1%
    Constellation Brands, Inc. Class A                            78,551  13,127,443       0.2%
    Constellation Brands, Inc. Class B                             1,902     323,112       0.0%
    Costco Wholesale Corp.                                        41,646   6,158,194       0.1%
    Coty, Inc. Class A                                           316,288   7,271,461       0.1%
#*  Craft Brew Alliance, Inc.                                     19,621     314,917       0.0%
*   Crimson Wine Group, Ltd.                                       9,858      91,778       0.0%
    CVS Health Corp.                                             339,252  28,531,093       0.5%
*   Darling Ingredients, Inc.                                    172,861   2,350,910       0.0%
#   Dean Foods Co.                                               104,386   1,906,088       0.0%
    Dr Pepper Snapple Group, Inc.                                 62,606   5,496,181       0.1%
*   Edgewell Personal Care Co.                                    41,817   3,153,002       0.1%
    Energizer Holdings, Inc.                                      28,345   1,318,326       0.0%
    Estee Lauder Cos., Inc. (The) Class A                         17,200   1,498,636       0.0%
*   Farmer Brothers Co.                                           19,568     639,874       0.0%
#   Flowers Foods, Inc.                                          136,772   2,122,701       0.0%
    Fresh Del Monte Produce, Inc.                                 49,348   2,978,152       0.1%
    General Mills, Inc.                                           54,638   3,386,463       0.1%
#*  Hain Celestial Group, Inc. (The)                              76,799   2,793,180       0.1%
#*  Herbalife, Ltd.                                               34,042   2,065,669       0.0%
    Hershey Co. (The)                                              6,900     706,974       0.0%
    Hormel Foods Corp.                                           152,124   5,856,774       0.1%
*   HRG Group, Inc.                                              121,336   1,824,893       0.0%
    Ingles Markets, Inc. Class A                                  15,264     602,928       0.0%
    Ingredion, Inc.                                               60,426   7,926,078       0.1%
    Inter Parfums, Inc.                                           27,932     910,583       0.0%
#*  Inventure Foods, Inc.                                          6,441      54,491       0.0%
    J&J Snack Foods Corp.                                         18,378   2,244,873       0.0%
    JM Smucker Co. (The)                                          56,032   7,357,562       0.1%
#   John B. Sanfilippo & Son, Inc.                                 7,385     374,272       0.0%
    Kellogg Co.                                                   21,066   1,582,689       0.0%
    Kimberly-Clark Corp.                                          30,133   3,447,517       0.1%
    Kraft Heinz Co. (The)                                        103,684   9,222,692       0.2%
    Kroger Co. (The)                                             154,486   4,785,976       0.1%
    Lancaster Colony Corp.                                        19,955   2,607,121       0.1%
*   Landec Corp.                                                  25,742     341,082       0.0%
#*  Lifeway Foods, Inc.                                            2,867      51,262       0.0%
#   Limoneira Co.                                                  2,654      52,257       0.0%
    Mannatech, Inc.                                                  600      10,380       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Staples -- (Continued)
#   McCormick & Co., Inc. Non-Voting                              20,206 $ 1,937,149       0.0%
    McCormick & Co., Inc. Voting                                   1,509     144,079       0.0%
#   Mead Johnson Nutrition Co.                                    34,100   2,549,657       0.1%
    Medifast, Inc.                                                21,814     895,683       0.0%
#   MGP Ingredients, Inc.                                         23,069     812,259       0.0%
    Molson Coors Brewing Co. Class A                                 266      28,975       0.0%
    Molson Coors Brewing Co. Class B                              67,373   6,993,991       0.1%
    Mondelez International, Inc. Class A                         418,428  18,804,154       0.3%
*   Monster Beverage Corp.                                        27,273   3,936,585       0.1%
*   National Beverage Corp.                                       23,726   1,120,816       0.0%
*   Natural Alternatives International, Inc.                       5,470      68,922       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                      10,124     120,273       0.0%
#   Natural Health Trends Corp.                                    6,437     150,175       0.0%
#   Nature's Sunshine Products, Inc.                               2,146      26,932       0.0%
#   Nu Skin Enterprises, Inc. Class A                             46,890   2,890,768       0.1%
*   Nutraceutical International Corp.                              7,931     228,413       0.0%
    Oil-Dri Corp. of America                                       5,619     189,697       0.0%
*   Omega Protein Corp.                                           20,671     460,963       0.0%
#   Orchids Paper Products Co.                                     8,669     222,447       0.0%
    PepsiCo, Inc.                                                155,127  16,629,614       0.3%
    Philip Morris International, Inc.                            119,866  11,559,877       0.2%
#   Pilgrim's Pride Corp.                                         89,398   1,952,452       0.0%
    Pinnacle Foods, Inc.                                         123,860   6,368,881       0.1%
*   Post Holdings, Inc.                                           48,304   3,682,214       0.1%
#   PriceSmart, Inc.                                              19,624   1,784,803       0.0%
*   Primo Water Corp.                                             15,622     204,492       0.0%
    Procter & Gamble Co. (The)                                   458,732  39,817,938       0.6%
*   Revlon, Inc. Class A                                          25,911     880,974       0.0%
    Reynolds American, Inc.                                      172,291   9,489,788       0.2%
*   Rite Aid Corp.                                               267,434   1,794,482       0.0%
    Rocky Mountain Chocolate Factory, Inc.                         4,490      45,798       0.0%
#   Sanderson Farms, Inc.                                         25,997   2,339,210       0.0%
*   Seaboard Corp.                                                   346   1,171,210       0.0%
*   Seneca Foods Corp. Class A                                     8,682     255,251       0.0%
*   Seneca Foods Corp. Class B                                       283       9,339       0.0%
#*  Smart & Final Stores, Inc.                                     3,401      40,812       0.0%
#   Snyder's-Lance, Inc.                                          80,271   2,855,239       0.1%
    SpartanNash Co.                                               27,359     766,052       0.0%
#   Spectrum Brands Holdings, Inc.                                44,660   6,039,818       0.1%
#*  Sprouts Farmers Market, Inc.                                  66,313   1,468,833       0.0%
*   SUPERVALU, Inc.                                               92,139     395,276       0.0%
    Sysco Corp.                                                   51,532   2,479,720       0.0%
#   Tootsie Roll Industries, Inc.                                 28,788   1,020,535       0.0%
#*  TreeHouse Foods, Inc.                                         45,648   3,993,287       0.1%
    Tyson Foods, Inc. Class A                                    140,474   9,952,583       0.2%
*   United Natural Foods, Inc.                                    49,031   2,046,554       0.0%
    United-Guardian, Inc.                                          1,431      22,324       0.0%
#   Universal Corp.                                               16,843     912,891       0.0%
#*  USANA Health Sciences, Inc.                                   12,045   1,547,782       0.0%
#   Vector Group, Ltd.                                            65,721   1,376,198       0.0%
    Village Super Market, Inc. Class A                             8,926     266,887       0.0%
    Wal-Mart Stores, Inc.                                        646,740  45,284,735       0.7%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
    Walgreens Boots Alliance, Inc.                               238,315 $ 19,715,800       0.3%
    WD-40 Co.                                                     11,814    1,259,668       0.0%
    Weis Markets, Inc.                                            22,359    1,243,831       0.0%
#*  WhiteWave Foods Co. (The)                                     54,703    2,980,766       0.1%
#   Whole Foods Market, Inc.                                     187,406    5,301,716       0.1%
                                                                         ------------       ---
Total Consumer Staples                                                    464,863,100       7.5%
                                                                         ------------       ---
Energy -- (5.5%)
*   Abraxas Petroleum Corp.                                       16,753       27,140       0.0%
    Adams Resources & Energy, Inc.                                 3,585      130,996       0.0%
#   Alon USA Energy, Inc.                                         29,860      240,672       0.0%
    Anadarko Petroleum Corp.                                      71,950    4,276,708       0.1%
*   Antero Resources Corp.                                        77,401    2,048,804       0.0%
    Apache Corp.                                                  26,582    1,581,097       0.0%
    Archrock, Inc.                                                44,829      520,016       0.0%
    Baker Hughes, Inc.                                            69,015    3,823,431       0.1%
#   Bristow Group, Inc.                                            6,300       63,063       0.0%
    Cabot Oil & Gas Corp.                                        138,968    2,901,652       0.1%
#   California Resources Corp.                                       793        8,136       0.0%
*   Callon Petroleum Co.                                          80,203    1,041,837       0.0%
#*  Carrizo Oil & Gas, Inc.                                       38,440    1,300,425       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                    13,761      274,394       0.0%
#*  Cheniere Energy, Inc.                                         39,587    1,492,430       0.0%
*   Chesapeake Energy Corp.                                      319,114    1,758,318       0.0%
    Chevron Corp.                                                342,238   35,849,430       0.6%
    Cimarex Energy Co.                                            33,911    4,378,927       0.1%
*   Clayton Williams Energy, Inc.                                  8,393      732,793       0.0%
*   Clean Energy Fuels Corp.                                      10,260       42,169       0.0%
#*  Concho Resources, Inc.                                        28,344    3,597,987       0.1%
    ConocoPhillips                                               194,042    8,431,125       0.1%
    CONSOL Energy, Inc.                                          216,425    3,668,404       0.1%
*   Contango Oil & Gas Co.                                        26,267      205,671       0.0%
#*  Continental Resources, Inc.                                   53,877    2,635,124       0.1%
#   Core Laboratories NV                                          16,394    1,589,726       0.0%
#   CVR Energy, Inc.                                               9,034      119,791       0.0%
*   Dawson Geophysical Co.                                        16,969      111,147       0.0%
    Delek US Holdings, Inc.                                       22,697      383,579       0.0%
    Devon Energy Corp.                                            45,164    1,711,264       0.0%
#   DHT Holdings, Inc.                                            73,227      298,034       0.0%
#   Diamond Offshore Drilling, Inc.                               52,555      866,632       0.0%
#*  Diamondback Energy, Inc.                                      43,524    3,973,306       0.1%
#*  Dorian LPG, Ltd.                                               8,582       48,317       0.0%
#*  Dril-Quip, Inc.                                               35,035    1,664,163       0.0%
*   Eclipse Resources Corp.                                       22,598       61,919       0.0%
    Energen Corp.                                                 40,353    2,022,896       0.0%
*   ENGlobal Corp.                                                13,358       19,102       0.0%
#   EnLink Midstream LLC                                          74,474    1,135,729       0.0%
    Ensco P.L.C. Class A                                          67,023      524,120       0.0%
    EOG Resources, Inc.                                          139,897   12,649,487       0.2%
#*  EP Energy Corp. Class A                                       21,571       76,793       0.0%
#   EQT Corp.                                                     23,872    1,575,552       0.0%
*   Era Group, Inc.                                                7,752       58,528       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Energy -- (Continued)
    Evolution Petroleum Corp.                                     14,020 $   107,954       0.0%
*   Exterran Corp.                                                22,414     354,365       0.0%
    Exxon Mobil Corp.                                            956,696  79,711,911       1.3%
*   Fairmount Santrol Holdings, Inc.                               3,644      31,302       0.0%
*   FMC Technologies, Inc.                                        64,200   2,071,734       0.0%
#*  Forum Energy Technologies, Inc.                               66,510   1,197,180       0.0%
#   Frank's International NV                                      11,428     128,565       0.0%
#   GasLog, Ltd.                                                  17,398     267,059       0.0%
#*  Geospace Technologies Corp.                                    8,662     159,641       0.0%
    Green Plains, Inc.                                            27,619     718,094       0.0%
    Gulf Island Fabrication, Inc.                                  9,686      96,860       0.0%
#*  Gulfport Energy Corp.                                         92,163   2,222,050       0.0%
    Halliburton Co.                                              116,826   5,373,996       0.1%
*   Helix Energy Solutions Group, Inc.                           150,221   1,309,927       0.0%
#   Helmerich & Payne, Inc.                                       47,112   2,973,238       0.1%
#   Hess Corp.                                                    75,954   3,643,513       0.1%
#   HollyFrontier Corp.                                           99,896   2,492,405       0.0%
#*  Jones Energy, Inc. Class A                                       104         426       0.0%
    Kinder Morgan, Inc.                                          317,210   6,480,600       0.1%
#*  Kosmos Energy, Ltd.                                          223,863   1,166,326       0.0%
*   Laredo Petroleum, Inc.                                        60,012     715,343       0.0%
#   Marathon Oil Corp.                                           282,240   3,719,923       0.1%
    Marathon Petroleum Corp.                                     173,050   7,543,250       0.1%
#*  Matador Resources Co.                                         46,137   1,006,248       0.0%
*   Matrix Service Co.                                            26,162     463,067       0.0%
#*  McDermott International, Inc.                                 89,550     460,287       0.0%
*   Mitcham Industries, Inc.                                      13,388      39,628       0.0%
#   Murphy Oil Corp.                                             139,333   3,604,545       0.1%
    Nabors Industries, Ltd.                                      261,761   3,114,956       0.1%
#   National Oilwell Varco, Inc.                                 125,822   4,038,886       0.1%
*   Natural Gas Services Group, Inc.                              15,177     329,341       0.0%
*   Newfield Exploration Co.                                     108,769   4,414,934       0.1%
*   Newpark Resources, Inc.                                      113,916     717,671       0.0%
    Noble Corp. P.L.C.                                            24,251     119,800       0.0%
    Noble Energy, Inc.                                            84,272   2,904,856       0.1%
#*  Northern Oil and Gas, Inc.                                     6,779      14,236       0.0%
*   Oasis Petroleum, Inc.                                        245,175   2,571,886       0.1%
    Occidental Petroleum Corp.                                    77,095   5,620,996       0.1%
#   Oceaneering International, Inc.                               56,896   1,354,125       0.0%
#*  Oil States International, Inc.                                58,111   1,699,747       0.0%
#   ONEOK, Inc.                                                   50,485   2,444,989       0.0%
*   Pacific Ethanol, Inc.                                          4,312      32,124       0.0%
    Panhandle Oil and Gas, Inc. Class A                           11,858     213,444       0.0%
*   Par Pacific Holdings, Inc.                                     9,891     126,011       0.0%
*   Parker Drilling Co.                                          109,761     219,522       0.0%
*   Parsley Energy, Inc. Class A                                  89,814   2,954,881       0.1%
    Patterson-UTI Energy, Inc.                                   103,471   2,326,028       0.0%
    PBF Energy, Inc. Class A                                      70,535   1,537,663       0.0%
*   PDC Energy, Inc.                                              45,900   2,815,047       0.1%
*   PetroQuest Energy, Inc.                                        9,781      36,288       0.0%
*   PHI, Inc. Non-Voting                                           8,318     129,594       0.0%
*   PHI, Inc. Voting                                                 212       3,201       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Energy -- (Continued)
    Phillips 66                                                  125,687 $ 10,199,500       0.2%
*   Pioneer Energy Services Corp.                                 86,100      305,655       0.0%
    Pioneer Natural Resources Co.                                 31,238    5,592,227       0.1%
    QEP Resources, Inc.                                          198,637    3,192,097       0.1%
    Range Resources Corp.                                         73,635    2,488,127       0.0%
#*  Renewable Energy Group, Inc.                                  55,783      488,101       0.0%
#*  REX American Resources Corp.                                   6,572      519,122       0.0%
*   Rice Energy, Inc.                                            135,277    2,988,269       0.1%
#*  RigNet, Inc.                                                   1,737       26,055       0.0%
*   Ring Energy, Inc.                                              9,277       85,627       0.0%
#   Rowan Cos. P.L.C. Class A                                     53,275      706,959       0.0%
#*  RPC, Inc.                                                    135,339    2,337,305       0.0%
*   RSP Permian, Inc.                                             83,339    3,008,538       0.1%
    Schlumberger, Ltd.                                           268,580   21,011,013       0.3%
#   Scorpio Tankers, Inc.                                         93,100      356,573       0.0%
*   SEACOR Holdings, Inc.                                         13,424      661,937       0.0%
    SemGroup Corp. Class A                                        47,917    1,545,323       0.0%
#   Ship Finance International, Ltd.                              57,055      721,746       0.0%
    SM Energy Co.                                                 62,172    2,090,844       0.0%
#*  Southwestern Energy Co.                                      274,454    2,851,577       0.1%
    Spectra Energy Corp.                                          47,989    2,006,420       0.0%
#   Superior Energy Services, Inc.                               178,092    2,521,783       0.0%
#*  Synergy Resources Corp.                                       67,062      458,704       0.0%
#*  Synthesis Energy Systems, Inc.                                 9,454        9,359       0.0%
    Targa Resources Corp.                                         85,176    3,739,226       0.1%
#   Teekay Tankers, Ltd. Class A                                  10,852       23,115       0.0%
    Tesco Corp.                                                   40,900      280,165       0.0%
    Tesoro Corp.                                                 119,603   10,162,667       0.2%
*   TETRA Technologies, Inc.                                      78,499      427,820       0.0%
#*  Transocean, Ltd.                                             242,784    2,333,154       0.0%
#*  Unit Corp.                                                    46,544      797,299       0.0%
    US Silica Holdings, Inc.                                      11,672      539,130       0.0%
*   Vaalco Energy, Inc.                                           31,137       24,598       0.0%
    Valero Energy Corp.                                          171,420   10,154,921       0.2%
#   Western Refining, Inc.                                        77,615    2,239,193       0.0%
#*  Willbros Group, Inc.                                          51,312       77,994       0.0%
    Williams Cos., Inc. (The)                                     88,285    2,577,922       0.1%
    World Fuel Services Corp.                                     44,477    1,790,199       0.0%
*   WPX Energy, Inc.                                             309,747    3,363,852       0.1%
                                                                         ------------       ---
Total Energy                                                              382,424,613       6.2%
                                                                         ------------       ---
Financials -- (16.1%)
    1st Source Corp.                                              25,024      864,829       0.0%
    A-Mark Precious Metals, Inc.                                   5,793       88,343       0.0%
    Access National Corp.                                         11,999      282,816       0.0%
*   Affiliated Managers Group, Inc.                               21,450    2,845,557       0.1%
    Aflac, Inc.                                                   98,804    6,804,631       0.1%
*   Alleghany Corp.                                                7,207    3,720,325       0.1%
    Allied World Assurance Co. Holdings AG                        76,379    3,282,769       0.1%
    Allstate Corp. (The)                                         108,567    7,371,699       0.1%
    Ally Financial, Inc.                                         343,635    6,209,484       0.1%
*   Ambac Financial Group, Inc.                                   24,878      458,999       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    American Equity Investment Life Holding Co.                     92,444 $ 1,657,521       0.0%
    American Express Co.                                           326,464  21,683,739       0.4%
    American Financial Group, Inc.                                  68,232   5,083,284       0.1%
    American International Group, Inc.                             269,115  16,604,395       0.3%
    American National Bankshares, Inc.                               4,187     113,258       0.0%
    American National Insurance Co.                                 16,693   1,955,752       0.0%
*   American River Bankshares                                        2,071      25,328       0.0%
    Ameriprise Financial, Inc.                                      90,559   8,004,510       0.1%
    Ameris Bancorp                                                  38,185   1,386,115       0.0%
    AMERISAFE, Inc.                                                 26,204   1,456,942       0.0%
    AmeriServ Financial, Inc.                                        3,367      10,943       0.0%
#   AmTrust Financial Services, Inc.                               182,041   4,804,062       0.1%
    Aon P.L.C.                                                      39,459   4,373,241       0.1%
*   Arch Capital Group, Ltd.                                        57,133   4,454,660       0.1%
    Argo Group International Holdings, Ltd.                         28,810   1,601,836       0.0%
    Arrow Financial Corp.                                           13,525     427,390       0.0%
    Arthur J Gallagher & Co.                                        56,579   2,728,805       0.1%
#   Artisan Partners Asset Management, Inc. Class A                 17,788     462,488       0.0%
    Aspen Insurance Holdings, Ltd.                                  50,732   2,447,819       0.0%
    Associated Banc-Corp                                           127,708   2,592,472       0.1%
    Associated Capital Group, Inc. Class A                           4,711     159,938       0.0%
    Assurant, Inc.                                                  51,021   4,108,211       0.1%
    Assured Guaranty, Ltd.                                         137,651   4,114,388       0.1%
*   Asta Funding, Inc.                                               6,257      61,319       0.0%
    Astoria Financial Corp.                                        117,692   1,721,834       0.0%
*   Atlantic Coast Financial Corp.                                   1,768      11,351       0.0%
*   Atlanticus Holdings Corp.                                       12,895      44,488       0.0%
*   Atlas Financial Holdings, Inc.                                   4,219      72,356       0.0%
    Auburn National Bancorporation, Inc.                               757      21,007       0.0%
    Axis Capital Holdings, Ltd.                                     75,408   4,295,994       0.1%
    Baldwin & Lyons, Inc. Class A                                      298       7,139       0.0%
    Baldwin & Lyons, Inc. Class B                                    8,668     213,233       0.0%
#   Banc of California, Inc.                                        56,944     757,355       0.0%
    BancFirst Corp.                                                 15,649   1,122,033       0.0%
*   Bancorp, Inc. (The)                                             22,829     142,225       0.0%
    BancorpSouth, Inc.                                             116,483   2,737,350       0.1%
    Bank Mutual Corp.                                               45,670     356,226       0.0%
    Bank of America Corp.                                        1,783,765  29,432,122       0.5%
    Bank of Commerce Holdings                                        4,204      30,689       0.0%
#   Bank of Hawaii Corp.                                            43,487   3,268,048       0.1%
    Bank of Marin Bancorp                                            5,176     262,682       0.0%
    Bank of New York Mellon Corp. (The)                            243,262  10,525,947       0.2%
#   Bank of the Ozarks, Inc.                                        81,324   3,005,735       0.1%
    BankFinancial Corp.                                             24,239     304,684       0.0%
    BankUnited, Inc.                                                84,421   2,460,028       0.0%
    Banner Corp.                                                    28,343   1,279,403       0.0%
#   Bar Harbor Bankshares                                            3,478     126,425       0.0%
    BB&T Corp.                                                     164,187   6,436,130       0.1%
*   BBX Capital Corp. Class A                                        1,030      20,971       0.0%
    BCB Bancorp, Inc.                                                2,691      31,754       0.0%
    Bear State Financial, Inc.                                         110         972       0.0%
    Beneficial Bancorp, Inc.                                        82,357   1,194,176       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
*   Berkshire Hathaway, Inc. Class B                             153,292 $22,120,036       0.4%
    Berkshire Hills Bancorp, Inc.                                 29,466     870,720       0.0%
    BGC Partners, Inc. Class A                                   293,391   2,520,229       0.0%
    BlackRock, Inc.                                               29,205   9,965,914       0.2%
#   Blue Hills Bancorp, Inc.                                       2,178      33,868       0.0%
    BNC Bancorp                                                   20,694     515,281       0.0%
#*  BofI Holding, Inc.                                            55,788   1,039,330       0.0%
#   BOK Financial Corp.                                           38,902   2,762,820       0.1%
    Boston Private Financial Holdings, Inc.                      101,208   1,330,885       0.0%
    Bridge Bancorp, Inc.                                           4,937     136,014       0.0%
    Brookline Bancorp, Inc.                                       95,602   1,223,706       0.0%
    Brown & Brown, Inc.                                          137,962   5,085,279       0.1%
    Bryn Mawr Bank Corp.                                          21,164     664,550       0.0%
    C&F Financial Corp.                                              353      14,755       0.0%
    Calamos Asset Management, Inc. Class A                        11,639      75,188       0.0%
#   California First National Bancorp                              1,859      26,212       0.0%
    Camden National Corp.                                         13,936     460,167       0.0%
#   Capital Bank Financial Corp. Class A                          28,172     922,633       0.0%
    Capital City Bank Group, Inc.                                 10,928     164,357       0.0%
    Capital One Financial Corp.                                  127,407   9,433,214       0.2%
    Capitol Federal Financial, Inc.                              186,164   2,731,026       0.1%
    Cardinal Financial Corp.                                      36,561     960,823       0.0%
*   Carolina Bank Holdings, Inc.                                     900      17,991       0.0%
*   Cascade Bancorp                                               31,962     195,288       0.0%
    Cathay General Bancorp                                        87,165   2,610,592       0.1%
    CBOE Holdings, Inc.                                           32,258   2,039,028       0.0%
    CenterState Banks, Inc.                                       57,958   1,082,655       0.0%
    Central Pacific Financial Corp.                               39,641   1,015,999       0.0%
    Century Bancorp, Inc. Class A                                  1,308      59,318       0.0%
    Charles Schwab Corp. (The)                                   134,401   4,260,512       0.1%
    Charter Financial Corp.                                        4,551      57,570       0.0%
    Chemical Financial Corp.                                      59,973   2,575,840       0.0%
    Chubb, Ltd.                                                   88,808  11,278,616       0.2%
#   Cincinnati Financial Corp.                                    72,292   5,116,828       0.1%
    CIT Group, Inc.                                               70,758   2,570,638       0.0%
    Citigroup, Inc.                                              538,405  26,462,606       0.4%
    Citizens & Northern Corp.                                      5,885     123,114       0.0%
    Citizens Community Bancorp, Inc.                               1,100      11,935       0.0%
    Citizens Financial Group, Inc.                               164,685   4,337,803       0.1%
    Citizens Holding Co.                                             200       4,620       0.0%
#*  Citizens, Inc.                                                28,479     221,567       0.0%
    City Holding Co.                                              18,482     966,054       0.0%
#   Clifton Bancorp, Inc.                                         31,379     479,785       0.0%
    CME Group, Inc.                                               63,511   6,357,451       0.1%
    CNA Financial Corp.                                           71,240   2,605,247       0.1%
    CNB Financial Corp.                                            7,770     151,904       0.0%
    CNO Financial Group, Inc.                                    150,916   2,275,813       0.0%
    CoBiz Financial, Inc.                                         41,101     522,805       0.0%
    Codorus Valley Bancorp, Inc.                                     623      13,013       0.0%
    Cohen & Steers, Inc.                                          30,869   1,147,709       0.0%
*   Colony Bankcorp, Inc.                                            327       3,262       0.0%
    Columbia Banking System, Inc.                                 78,686   2,598,212       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Comerica, Inc.                                                77,565 $4,040,361       0.1%
#   Commerce Bancshares, Inc.                                     91,931  4,580,002       0.1%
    Commercial National Financial Corp.                              923     18,275       0.0%
#   Community Bank System, Inc.                                   60,063  2,829,568       0.1%
*   Community Bankers Trust Corp.                                    700      3,955       0.0%
    Community Trust Bancorp, Inc.                                 19,153    700,042       0.0%
    ConnectOne Bancorp, Inc.                                      15,832    290,517       0.0%
*   Consumer Portfolio Services, Inc.                             34,102    152,777       0.0%
#*  Cowen Group, Inc. Class A                                     79,402    258,057       0.0%
    Crawford & Co. Class A                                        17,180    154,448       0.0%
#   Crawford & Co. Class B                                        16,901    190,136       0.0%
#*  Credit Acceptance Corp.                                       19,353  3,562,887       0.1%
*   CU Bancorp                                                     1,353     31,796       0.0%
#   Cullen/Frost Bankers, Inc.                                    54,312  4,127,169       0.1%
*   Customers Bancorp, Inc.                                       31,218    845,071       0.0%
#   CVB Financial Corp.                                          144,319  2,421,673       0.0%
#   Diamond Hill Investment Group, Inc.                            2,904    528,557       0.0%
    Dime Community Bancshares, Inc.                               50,101    811,636       0.0%
    Discover Financial Services                                  167,884  9,456,906       0.2%
    Donegal Group, Inc. Class A                                   18,236    274,452       0.0%
    Donegal Group, Inc. Class B                                    1,947     35,873       0.0%
*   Donnelley Financial Solutions, Inc.                           17,651    378,614       0.0%
*   E*TRADE Financial Corp.                                      166,215  4,680,614       0.1%
*   Eagle Bancorp, Inc.                                           25,780  1,267,087       0.0%
    East West Bancorp, Inc.                                      138,768  5,482,724       0.1%
    Eastern Virginia Bankshares, Inc.                                889      7,334       0.0%
    Eaton Vance Corp.                                             76,768  2,691,486       0.1%
*   eHealth, Inc.                                                  9,622     75,340       0.0%
    EMC Insurance Group, Inc.                                     16,920    412,002       0.0%
#*  Emergent Capital, Inc.                                         3,823     10,590       0.0%
    Employers Holdings, Inc.                                      43,744  1,371,374       0.0%
*   Encore Capital Group, Inc.                                    16,391    325,361       0.0%
    Endurance Specialty Holdings, Ltd.                            59,900  5,507,805       0.1%
#*  Enova International, Inc.                                     14,299    134,411       0.0%
#*  Enstar Group, Ltd.                                            12,054  2,032,304       0.0%
    Enterprise Bancorp, Inc.                                       3,613     94,299       0.0%
    Enterprise Financial Services Corp.                           25,502    844,116       0.0%
    Erie Indemnity Co. Class A                                    30,211  3,093,304       0.1%
    ESSA Bancorp, Inc.                                             7,111     95,856       0.0%
    Evans Bancorp, Inc.                                              807     21,950       0.0%
    EverBank Financial Corp.                                      58,738  1,134,231       0.0%
#   Evercore Partners, Inc. Class A                               45,505  2,445,894       0.0%
    Everest Re Group, Ltd.                                        24,621  5,010,866       0.1%
#*  Ezcorp, Inc. Class A                                          46,009    448,588       0.0%
#   FactSet Research Systems, Inc.                                14,215  2,199,345       0.0%
    Farmers Capital Bank Corp.                                     4,757    149,370       0.0%
    Farmers National Banc Corp.                                      490      5,145       0.0%
    FBL Financial Group, Inc. Class A                             19,223  1,216,816       0.0%
*   FCB Financial Holdings, Inc. Class A                          26,502    988,525       0.0%
    Federal Agricultural Mortgage Corp. Class A                      635     30,156       0.0%
    Federal Agricultural Mortgage Corp. Class C                    9,092    371,226       0.0%
#   Federated Investors, Inc. Class B                             91,349  2,466,423       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Federated National Holding Co.                                12,346 $   221,117       0.0%
#   Fidelity & Guaranty Life                                       2,628      58,079       0.0%
    Fidelity Southern Corp.                                       20,583     375,228       0.0%
    Fifth Third Bancorp                                          406,339   8,841,937       0.2%
#   Financial Engines, Inc.                                        3,078      85,107       0.0%
    Financial Institutions, Inc.                                  16,591     445,468       0.0%
*   First Acceptance Corp.                                        16,289      14,009       0.0%
    First American Financial Corp.                               106,281   4,151,336       0.1%
*   First BanCorp(318672706)                                      75,995     389,854       0.0%
#   First Bancorp(318910106)                                      14,365     283,996       0.0%
    First Bancorp, Inc.                                            4,271     101,095       0.0%
    First Busey Corp.                                             47,483   1,097,332       0.0%
    First Business Financial Services, Inc.                        6,193     116,738       0.0%
    First Citizens BancShares, Inc. Class A                        8,724   2,538,684       0.0%
    First Commonwealth Financial Corp.                            93,842     953,435       0.0%
    First Community Bancshares, Inc.                              15,821     358,346       0.0%
    First Connecticut Bancorp., Inc.                               3,987      70,769       0.0%
    First Defiance Financial Corp.                                 6,553     258,712       0.0%
    First Financial Bancorp                                       83,770   1,801,055       0.0%
#   First Financial Bankshares, Inc.                              44,359   1,605,796       0.0%
    First Financial Corp.                                          7,979     319,958       0.0%
    First Financial Northwest, Inc.                               13,447     213,807       0.0%
*   First Foundation, Inc.                                           796      19,693       0.0%
    First Horizon National Corp.                                 236,393   3,642,816       0.1%
    First Interstate BancSystem, Inc. Class A                     28,715     916,008       0.0%
    First Merchants Corp.                                         39,843   1,121,580       0.0%
    First Midwest Bancorp, Inc.                                  112,324   2,168,976       0.0%
    First of Long Island Corp. (The)                               6,867     219,401       0.0%
    First Republic Bank                                           46,619   3,469,852       0.1%
    First South Bancorp, Inc.                                      4,040      39,188       0.0%
*   First United Corp.                                             1,100      12,870       0.0%
    FirstCash, Inc.                                               61,082   2,883,070       0.1%
*   Flagstar Bancorp, Inc.                                        45,034   1,235,283       0.0%
    Flushing Financial Corp.                                      38,335     821,136       0.0%
#   FNB Corp.                                                    131,138   1,713,974       0.0%
    FNF Group                                                    140,300   5,038,173       0.1%
*   FNFV Group                                                    46,792     563,844       0.0%
    Franklin Resources, Inc.                                     121,946   4,104,702       0.1%
    Fulton Financial Corp.                                       183,620   2,735,938       0.1%
    Gain Capital Holdings, Inc.                                   35,017     161,078       0.0%
    GAMCO Investors, Inc. Class A                                  6,433     182,762       0.0%
#*  Genworth Financial, Inc. Class A                             268,656   1,112,236       0.0%
    German American Bancorp, Inc.                                 14,893     579,784       0.0%
    Glacier Bancorp, Inc.                                        103,765   2,932,399       0.1%
*   Global Indemnity P.L.C.                                       13,212     396,888       0.0%
    Goldman Sachs Group, Inc. (The)                               66,330  11,822,659       0.2%
    Great Southern Bancorp, Inc.                                  14,987     619,712       0.0%
    Great Western Bancorp, Inc.                                    6,802     219,296       0.0%
*   Green Dot Corp. Class A                                       65,984   1,464,845       0.0%
    Greenhill & Co., Inc.                                         14,124     331,208       0.0%
#*  Greenlight Capital Re, Ltd. Class A                           34,423     685,018       0.0%
    Guaranty Bancorp                                              17,242     327,598       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
*   Hallmark Financial Services, Inc.                             19,071 $   197,576       0.0%
    Hancock Holding Co.                                           89,304   2,996,149       0.1%
    Hanmi Financial Corp.                                         44,063   1,101,575       0.0%
    Hanover Insurance Group, Inc. (The)                           37,423   2,851,258       0.1%
    Harleysville Savings Financial Corp.                           1,326      24,465       0.0%
    Hartford Financial Services Group, Inc. (The)                193,678   8,543,137       0.1%
    Hawthorn Bancshares, Inc.                                        270       3,902       0.0%
#   HCI Group, Inc.                                               12,994     352,267       0.0%
    Heartland Financial USA, Inc.                                 22,537     844,011       0.0%
    Heritage Commerce Corp.                                       29,128     316,039       0.0%
    Heritage Financial Corp.                                      27,178     500,075       0.0%
#   Heritage Insurance Holdings, Inc.                             10,266     121,036       0.0%
*   Hilltop Holdings, Inc.                                       118,386   2,924,134       0.1%
    Hingham Institution for Savings                                  248      35,576       0.0%
*   HMN Financial, Inc.                                              212       3,116       0.0%
    Home Bancorp, Inc.                                             3,783     108,610       0.0%
    Home BancShares, Inc.                                        121,682   2,617,380       0.1%
*   HomeStreet, Inc.                                              24,994     688,585       0.0%
*   HomeTrust Bancshares, Inc.                                     6,636     123,430       0.0%
    Hope Bancorp, Inc.                                           177,603   2,866,512       0.1%
    HopFed Bancorp, Inc.                                           1,664      18,936       0.0%
    Horace Mann Educators Corp.                                   33,385   1,200,191       0.0%
    Horizon Bancorp                                                8,498     246,442       0.0%
    Huntington Bancshares, Inc.                                  618,597   6,557,128       0.1%
    Iberiabank Corp.                                              33,804   2,219,233       0.0%
*   Impac Mortgage Holdings, Inc.                                  1,461      23,157       0.0%
    Independence Holding Co.                                       7,404     129,940       0.0%
    Independent Bank Corp.                                        33,931   1,871,295       0.0%
    Independent Bank Group, Inc.                                   9,406     454,310       0.0%
    Infinity Property & Casualty Corp.                             7,323     600,120       0.0%
    Interactive Brokers Group, Inc. Class A                       81,580   2,707,640       0.1%
    Intercontinental Exchange, Inc.                               28,538   7,716,390       0.1%
    International Bancshares Corp.                                76,113   2,348,086       0.0%
*   INTL. FCStone, Inc.                                           21,939     787,610       0.0%
    Invesco, Ltd.                                                208,793   5,864,995       0.1%
    Investment Technology Group, Inc.                             28,559     437,238       0.0%
#   Investors Bancorp, Inc.                                      271,472   3,328,247       0.1%
    Investors Title Co.                                              675      64,800       0.0%
    Janus Capital Group, Inc.                                    190,323   2,439,941       0.0%
    JPMorgan Chase & Co.                                         971,264  67,269,745       1.1%
*   KCG Holdings, Inc. Class A                                    51,506     657,217       0.0%
    Kearny Financial Corp.                                        71,092     991,733       0.0%
    Kemper Corp.                                                  49,392   1,854,670       0.0%
    Kentucky First Federal Bancorp                                 1,549      12,586       0.0%
    KeyCorp                                                      473,034   6,679,240       0.1%
#*  Ladenburg Thalmann Financial Services, Inc.                   68,838     140,430       0.0%
    Lake Shore Bancorp, Inc.                                         125       1,723       0.0%
    Lake Sunapee Bank Group                                        2,140      38,991       0.0%
    Lakeland Bancorp, Inc.                                        34,617     489,831       0.0%
    Lakeland Financial Corp.                                      27,255   1,004,074       0.0%
    Landmark Bancorp, Inc.                                         1,403      37,180       0.0%
    LegacyTexas Financial Group, Inc.                             63,585   2,175,243       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Legg Mason, Inc.                                              83,441 $2,396,426       0.0%
#*  LendingTree, Inc.                                              7,499    598,795       0.0%
    Leucadia National Corp.                                      128,343  2,396,164       0.0%
    Lincoln National Corp.                                       105,037  5,156,266       0.1%
    Loews Corp.                                                   95,670  4,116,680       0.1%
#   LPL Financial Holdings, Inc.                                 102,384  3,169,809       0.1%
    M&T Bank Corp.                                                42,957  5,272,113       0.1%
    Macatawa Bank Corp.                                           18,166    147,690       0.0%
    Mackinac Financial Corp.                                       1,448     16,739       0.0%
    Maiden Holdings, Ltd.                                         94,834  1,294,484       0.0%
    MainSource Financial Group, Inc.                              18,880    471,245       0.0%
    Manning & Napier, Inc.                                         9,498     65,536       0.0%
*   Markel Corp.                                                   6,509  5,711,192       0.1%
    MarketAxess Holdings, Inc.                                    18,326  2,762,828       0.1%
    Marlin Business Services Corp.                                16,323    285,653       0.0%
    Marsh & McLennan Cos., Inc.                                   55,808  3,537,669       0.1%
    MB Financial, Inc.                                            75,284  2,739,585       0.1%
#*  MBIA, Inc.                                                   166,900  1,285,130       0.0%
    MBT Financial Corp.                                            5,875     51,700       0.0%
    Mercantile Bank Corp.                                         10,767    296,308       0.0%
    Merchants Bancshares, Inc.                                     2,632    113,176       0.0%
#   Mercury General Corp.                                         41,657  2,269,057       0.0%
    Meridian Bancorp, Inc.                                        63,353  1,010,480       0.0%
    Meta Financial Group, Inc.                                    11,632    852,044       0.0%
    MetLife, Inc.                                                149,534  7,022,117       0.1%
*   MGIC Investment Corp.                                        111,894    913,055       0.0%
#   MidSouth Bancorp, Inc.                                         7,404     75,891       0.0%
    MidWestOne Financial Group, Inc.                               6,223    180,965       0.0%
#   Moelis & Co. Class A                                          17,717    450,012       0.0%
    Moody's Corp.                                                 27,726  2,787,018       0.1%
    Morgan Stanley                                               233,471  7,837,621       0.1%
    Morningstar, Inc.                                             23,587  1,665,950       0.0%
*   MSB Financial Corp.                                              782     10,479       0.0%
    MSCI, Inc.                                                    67,973  5,450,755       0.1%
    MutualFirst Financial, Inc.                                    1,660     45,401       0.0%
    Nasdaq, Inc.                                                  88,383  5,653,861       0.1%
    National Bank Holdings Corp. Class A                          25,789    627,704       0.0%
    National General Holdings Corp.                               54,013  1,109,967       0.0%
    National Interstate Corp.                                     16,556    536,414       0.0%
#   National Western Life Group, Inc. Class A                      1,043    224,662       0.0%
*   Nationstar Mortgage Holdings, Inc.                             1,415     21,381       0.0%
    Navient Corp.                                                415,580  5,311,112       0.1%
    Navigators Group, Inc. (The)                                  19,747  1,840,420       0.0%
    NBT Bancorp, Inc.                                             55,057  1,855,971       0.0%
    Nelnet, Inc. Class A                                          33,841  1,325,890       0.0%
#   New York Community Bancorp, Inc.                             141,732  2,035,272       0.0%
*   NewStar Financial, Inc.                                       34,788    338,487       0.0%
*   Nicholas Financial, Inc.                                         945      9,091       0.0%
*   NMI Holdings, Inc. Class A                                    34,751    265,845       0.0%
    Northeast Community Bancorp, Inc.                              5,046     36,584       0.0%
    Northern Trust Corp.                                         114,426  8,286,731       0.1%
    Northfield Bancorp, Inc.                                      60,150    989,467       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Northrim BanCorp, Inc.                                         6,426 $   157,758       0.0%
#   NorthStar Asset Management Group, Inc.                       154,390   2,115,143       0.0%
    Northwest Bancshares, Inc.                                   139,017   2,188,128       0.0%
    Norwood Financial Corp.                                           71       2,059       0.0%
    Ocean Shore Holding Co.                                        3,233      77,915       0.0%
    OceanFirst Financial Corp.                                    24,581     508,335       0.0%
#*  Ocwen Financial Corp.                                          7,015      29,954       0.0%
    OFG Bancorp                                                   56,159     598,093       0.0%
    Ohio Valley Banc Corp.                                         1,078      26,034       0.0%
    Old Line Bancshares, Inc.                                         98       1,929       0.0%
    Old National Bancorp.                                        134,725   1,980,457       0.0%
    Old Republic International Corp.                             267,754   4,514,332       0.1%
    Old Second Bancorp, Inc.                                       9,603      74,423       0.0%
    OM Asset Management P.L.C.                                     6,813      95,859       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       22,037     302,788       0.0%
#*  OneMain Holdings, Inc.                                        58,993   1,671,862       0.0%
    Oppenheimer Holdings, Inc. Class A                            10,848     151,872       0.0%
    Opus Bank                                                     16,334     327,497       0.0%
    Oritani Financial Corp.                                       52,386     819,841       0.0%
    Pacific Continental Corp.                                     15,581     267,214       0.0%
*   Pacific Mercantile Bancorp                                     8,734      48,910       0.0%
*   Pacific Premier Bancorp, Inc.                                 31,372     810,966       0.0%
    PacWest Bancorp                                              104,911   4,552,088       0.1%
#   Park National Corp.                                           10,937   1,060,123       0.0%
    Park Sterling Corp.                                           36,721     316,168       0.0%
    Peapack Gladstone Financial Corp.                              8,999     190,329       0.0%
    Penns Woods Bancorp, Inc.                                      3,317     140,973       0.0%
*   PennyMac Financial Services, Inc. Class A                     14,069     240,580       0.0%
    People's United Financial, Inc.                              192,076   3,119,314       0.1%
    People's Utah Bancorp                                            400       8,020       0.0%
    Peoples Bancorp of North Carolina, Inc.                          126       2,615       0.0%
    Peoples Bancorp, Inc.                                         13,722     339,894       0.0%
#   Peoples Financial Services Corp.                                 759      30,239       0.0%
*   PHH Corp.                                                     72,736   1,056,127       0.0%
*   PICO Holdings, Inc.                                           11,695     141,510       0.0%
    Pinnacle Financial Partners, Inc.                             39,716   2,049,346       0.0%
*   Piper Jaffray Cos.                                            10,045     568,045       0.0%
    PJT Partners, Inc. Class A                                       600      16,524       0.0%
    PNC Financial Services Group, Inc. (The)                     104,945  10,032,742       0.2%
    Popular, Inc.                                                 87,478   3,175,451       0.1%
#*  PRA Group, Inc.                                               45,975   1,466,602       0.0%
    Preferred Bank                                                12,676     480,674       0.0%
    Premier Financial Bancorp, Inc.                                1,908      32,093       0.0%
#   Primerica, Inc.                                               52,695   2,882,416       0.1%
    Principal Financial Group, Inc.                              142,924   7,803,650       0.1%
    PrivateBancorp, Inc.                                          71,630   3,240,541       0.1%
    ProAssurance Corp.                                            46,279   2,466,671       0.0%
    Progressive Corp. (The)                                      221,290   6,972,848       0.1%
    Prosperity Bancshares, Inc.                                   52,436   2,908,625       0.1%
    Provident Financial Holdings, Inc.                             6,656     126,996       0.0%
    Provident Financial Services, Inc.                            61,204   1,388,719       0.0%
#   Prudential Bancorp, Inc.                                       1,572      23,187       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Financials -- (Continued)
    Prudential Financial, Inc.                                    78,816 $6,682,809       0.1%
    Pzena Investment Management, Inc. Class A                      7,948     57,861       0.0%
    QCR Holdings, Inc.                                             3,437    111,703       0.0%
    Radian Group, Inc.                                            80,134  1,089,021       0.0%
    Raymond James Financial, Inc.                                 70,406  4,232,809       0.1%
*   Regional Management Corp.                                     11,293    251,495       0.0%
    Regions Financial Corp.                                      562,877  6,028,413       0.1%
    Reinsurance Group of America, Inc.                            36,993  3,990,065       0.1%
#   RenaissanceRe Holdings, Ltd.                                  41,763  5,190,723       0.1%
    Renasant Corp.                                                55,556  1,874,459       0.0%
    Republic Bancorp, Inc. Class A                                14,570    460,995       0.0%
#*  Republic First Bancorp, Inc.                                   8,744     34,539       0.0%
    Riverview Bancorp, Inc.                                        5,533     28,938       0.0%
    RLI Corp.                                                     35,939  2,003,240       0.0%
*   Royal Bancshares of Pennsylvania, Inc. Class A                 4,578     11,903       0.0%
    S&P Global, Inc.                                              22,401  2,729,562       0.1%
    S&T Bancorp, Inc.                                             25,771    808,952       0.0%
*   Safeguard Scientifics, Inc.                                   27,686    326,695       0.0%
    Safety Insurance Group, Inc.                                  20,969  1,419,601       0.0%
    Salisbury Bancorp, Inc.                                          300      9,360       0.0%
    Sandy Spring Bancorp, Inc.                                    24,060    762,702       0.0%
#*  Santander Consumer USA Holdings, Inc.                        180,588  2,203,174       0.0%
    SB Financial Group, Inc.                                         600      7,662       0.0%
*   Seacoast Banking Corp. of Florida                             32,942    573,520       0.0%
    SEI Investments Co.                                           33,229  1,473,042       0.0%
    Selective Insurance Group, Inc.                               78,380  2,896,141       0.1%
    ServisFirst Bancshares, Inc.                                  18,064    977,985       0.0%
    Shore Bancshares, Inc.                                         1,418     18,108       0.0%
    SI Financial Group, Inc.                                       4,396     57,368       0.0%
    Sierra Bancorp                                                10,384    185,458       0.0%
*   Signature Bank                                                31,123  3,752,189       0.1%
    Simmons First National Corp. Class A                          34,988  1,726,658       0.0%
#*  SLM Corp.                                                    499,066  3,518,415       0.1%
    South State Corp.                                             29,805  2,186,197       0.0%
*   Southern First Bancshares, Inc.                                   18        478       0.0%
    Southern Missouri Bancorp, Inc.                                  130      3,197       0.0%
    Southern National Bancorp of Virginia, Inc.                      417      5,471       0.0%
#   Southside Bancshares, Inc.                                    25,559    833,735       0.0%
    Southwest Bancorp, Inc.                                       25,827    481,674       0.0%
    State Auto Financial Corp.                                    27,200    622,880       0.0%
    State Bank Financial Corp.                                    17,856    393,725       0.0%
    State National Cos., Inc.                                      3,396     34,741       0.0%
    State Street Corp.                                            94,487  6,633,932       0.1%
    Sterling Bancorp                                             176,996  3,185,928       0.1%
    Stewart Information Services Corp.                            32,312  1,452,424       0.0%
#*  Stifel Financial Corp.                                        45,299  1,773,003       0.0%
    Stock Yards Bancorp, Inc.                                     25,424    866,958       0.0%
    Stonegate Bank                                                 3,100    107,384       0.0%
    Suffolk Bancorp                                               11,627    418,572       0.0%
    Summit State Bank                                                361      4,765       0.0%
#   Sun Bancorp, Inc.                                             10,407    239,361       0.0%
    SunTrust Banks, Inc.                                         135,540  6,130,474       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#*  SVB Financial Group                                             33,790 $ 4,131,503       0.1%
    Synchrony Financial                                            534,264  15,274,608       0.3%
    Synovus Financial Corp.                                        125,432   4,148,036       0.1%
    T Rowe Price Group, Inc.                                        65,200   4,173,452       0.1%
    TCF Financial Corp.                                            199,464   2,852,335       0.1%
    TD Ameritrade Holding Corp.                                    187,878   6,427,306       0.1%
    Territorial Bancorp, Inc.                                       11,411     325,442       0.0%
#   Teton Advisors, Inc. Class A                                        29       1,174       0.0%
*   Texas Capital Bancshares, Inc.                                  62,293   3,693,975       0.1%
#   TFS Financial Corp.                                            135,866   2,421,132       0.0%
    TheStreet, Inc.                                                 12,656      13,289       0.0%
    Timberland Bancorp, Inc.                                           899      14,798       0.0%
    Tiptree Financial, Inc. Class A                                 47,142     273,424       0.0%
#   Tompkins Financial Corp.                                        17,476   1,385,497       0.0%
    Torchmark Corp.                                                 64,177   4,069,464       0.1%
    Towne Bank                                                      32,800     813,440       0.0%
    Travelers Cos., Inc. (The)                                     117,351  12,695,031       0.2%
    Trico Bancshares                                                25,088     660,316       0.0%
*   TriState Capital Holdings, Inc.                                 21,689     382,811       0.0%
    TrustCo Bank Corp. NY                                          119,172     834,204       0.0%
#   Trustmark Corp.                                                 91,891   2,543,543       0.0%
    U.S. Bancorp.                                                  445,407  19,936,417       0.3%
#   UMB Financial Corp.                                             43,123   2,675,782       0.1%
    Umpqua Holdings Corp.                                          120,148   1,835,861       0.0%
    Union Bankshares Corp.                                          44,117   1,232,188       0.0%
    Union Bankshares, Inc.                                             337      11,121       0.0%
    United Bancshares, Inc.                                            606      11,817       0.0%
#   United Bankshares, Inc.                                         66,683   2,513,949       0.0%
    United Community Banks, Inc.                                    96,002   2,070,763       0.0%
    United Community Financial Corp.                                41,895     307,928       0.0%
    United Financial Bancorp, Inc.                                  53,063     780,557       0.0%
    United Fire Group, Inc.                                         26,132   1,032,737       0.0%
    United Insurance Holdings Corp.                                 22,764     330,078       0.0%
*   United Security Bancshares                                       2,182      13,526       0.0%
    Unity Bancorp, Inc.                                              2,708      33,308       0.0%
    Universal Insurance Holdings, Inc.                              55,727   1,186,985       0.0%
    Univest Corp. of Pennsylvania                                   27,298     648,327       0.0%
    Unum Group                                                     117,297   4,152,314       0.1%
    Validus Holdings, Ltd.                                          70,326   3,593,659       0.1%
#   Valley National Bancorp                                        179,449   1,769,367       0.0%
    Value Line, Inc.                                                 1,300      23,283       0.0%
    Virtus Investment Partners, Inc.                                 6,393     685,969       0.0%
    Voya Financial, Inc.                                            53,884   1,646,156       0.0%
#   Waddell & Reed Financial, Inc. Class A                          12,057     189,536       0.0%
*   Walker & Dunlop, Inc.                                           42,143   1,014,382       0.0%
    Washington Federal, Inc.                                       122,083   3,326,762       0.1%
#   Washington Trust Bancorp, Inc.                                  18,309     840,383       0.0%
    WashingtonFirst Bankshares, Inc.                                 1,979      48,387       0.0%
    Waterstone Financial, Inc.                                      36,010     610,369       0.0%
    Wayne Savings Bancshares, Inc.                                     243       3,560       0.0%
#   Webster Financial Corp.                                         93,484   3,776,754       0.1%
    Wells Fargo & Co.                                            1,244,058  57,239,109       0.9%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Financials -- (Continued)
    WesBanco, Inc.                                                39,724 $    1,307,317       0.0%
    West Bancorporation, Inc.                                     18,398        355,081       0.0%
#   Westamerica Bancorporation                                    25,656      1,271,511       0.0%
*   Western Alliance Bancorp                                      91,505      3,418,627       0.1%
#   Western New England Bancorp, Inc.                             27,683        218,692       0.0%
    Westwood Holdings Group, Inc.                                  8,447        435,443       0.0%
    White Mountains Insurance Group, Ltd.                          4,153      3,445,827       0.1%
    Willis Towers Watson P.L.C.                                   41,121      5,177,134       0.1%
    Wintrust Financial Corp.                                      44,831      2,418,632       0.0%
#   WisdomTree Investments, Inc.                                  64,470        553,153       0.0%
*   WMIH Corp.                                                    29,390         61,719       0.0%
*   World Acceptance Corp.                                         8,220        390,614       0.0%
    WR Berkley Corp.                                              65,607      3,746,160       0.1%
    WSFS Financial Corp.                                          32,031      1,122,687       0.0%
    WVS Financial Corp.                                              757          9,273       0.0%
    XL Group, Ltd.                                               118,012      4,095,016       0.1%
    Yadkin Financial Corp.                                        31,676        878,692       0.0%
#   Zions Bancorporation                                         135,981      4,379,948       0.1%
                                                                         --------------      ----
Total Financials                                                          1,111,450,836      17.9%
                                                                         --------------      ----
Health Care -- (9.6%)
#*  AAC Holdings, Inc.                                               868         14,227       0.0%
#   Abaxis, Inc.                                                  18,687        892,117       0.0%
    Abbott Laboratories                                          335,358     13,159,448       0.2%
    AbbVie, Inc.                                                 130,813      7,296,749       0.1%
*   ABIOMED, Inc.                                                 10,100      1,060,399       0.0%
#*  Acadia Healthcare Co., Inc.                                   46,615      1,676,275       0.0%
#*  Accuray, Inc.                                                 33,775        165,497       0.0%
    Aceto Corp.                                                   27,851        510,509       0.0%
#*  Achillion Pharmaceuticals, Inc.                               22,809        143,241       0.0%
#*  Acorda Therapeutics, Inc.                                     22,740        402,498       0.0%
#*  Adamas Pharmaceuticals, Inc.                                   4,789         65,801       0.0%
#   Adcare Health Systems, Inc.                                    2,885          4,847       0.0%
*   Addus HomeCare Corp.                                          10,670        269,951       0.0%
#*  Adeptus Health, Inc. Class A                                   2,100         63,252       0.0%
    Aetna, Inc.                                                  110,794     11,893,736       0.2%
    Agilent Technologies, Inc.                                   104,558      4,555,592       0.1%
#*  Air Methods Corp.                                             38,969      1,030,730       0.0%
#*  Akorn, Inc.                                                   88,469      2,118,833       0.0%
*   Albany Molecular Research, Inc.                               19,802        308,713       0.0%
*   Alere, Inc.                                                   60,074      2,684,106       0.1%
*   Alexion Pharmaceuticals, Inc.                                 11,999      1,565,869       0.0%
#*  Align Technology, Inc.                                        36,980      3,177,322       0.1%
#*  Alkermes P.L.C.                                               16,011        807,114       0.0%
*   Allergan P.L.C.                                               45,464      9,499,248       0.2%
*   Alliance HealthCare Services, Inc.                             3,441         28,732       0.0%
#*  Allscripts Healthcare Solutions, Inc.                        148,560      1,784,206       0.0%
*   Almost Family, Inc.                                            9,714        381,274       0.0%
#*  Alnylam Pharmaceuticals, Inc.                                 14,120        502,672       0.0%
*   AMAG Pharmaceuticals, Inc.                                     7,668        197,068       0.0%
#*  Amedisys, Inc.                                                25,757      1,114,248       0.0%
#   AmerisourceBergen Corp.                                       29,592      2,080,909       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
    Amgen, Inc.                                                  109,613 $15,472,971       0.3%
#*  Amicus Therapeutics, Inc.                                      1,972      13,607       0.0%
#*  AMN Healthcare Services, Inc.                                 64,083   2,101,922       0.0%
#*  Amphastar Pharmaceuticals, Inc.                               13,229     239,974       0.0%
#*  Amsurg Corp.                                                  62,579   3,739,095       0.1%
#   Analogic Corp.                                                14,391   1,177,903       0.0%
*   AngioDynamics, Inc.                                           46,616     743,059       0.0%
#*  ANI Pharmaceuticals, Inc.                                      6,697     399,811       0.0%
*   Anika Therapeutics, Inc.                                      16,824     746,313       0.0%
    Anthem, Inc.                                                  83,721  10,202,241       0.2%
*   Aptevo Therapeutics, Inc.                                     20,118      44,461       0.0%
#*  Aralez Pharmaceuticals, Inc.                                  19,179      78,059       0.0%
*   Assembly Biosciences, Inc.                                     5,469      77,222       0.0%
#*  athenahealth, Inc.                                             7,428     767,461       0.0%
    Atrion Corp.                                                   1,573     690,783       0.0%
    Baxter International, Inc.                                   108,007   5,140,053       0.1%
    Becton Dickinson and Co.                                      26,758   4,492,936       0.1%
#*  Bio-Rad Laboratories, Inc. Class A                            19,968   3,156,541       0.1%
*   Bio-Rad Laboratories, Inc. Class B                               630     101,430       0.0%
    Bio-Techne Corp.                                              15,982   1,661,968       0.0%
*   Biogen, Inc.                                                  24,175   6,773,351       0.1%
#*  BioMarin Pharmaceutical, Inc.                                 15,781   1,270,686       0.0%
*   BioScrip, Inc.                                                25,091      67,495       0.0%
*   BioSpecifics Technologies Corp.                                6,646     288,370       0.0%
*   BioTelemetry, Inc.                                            37,886     670,582       0.0%
#*  Bluebird Bio, Inc.                                             1,527      72,914       0.0%
*   Boston Scientific Corp.                                      257,387   5,662,514       0.1%
*   Bovie Medical Corp.                                            6,717      37,011       0.0%
    Bristol-Myers Squibb Co.                                      95,632   4,868,625       0.1%
#*  Brookdale Senior Living, Inc.                                138,675   2,001,080       0.0%
    Bruker Corp.                                                  60,034   1,230,097       0.0%
#*  Cambrex Corp.                                                 38,060   1,533,818       0.0%
    Cantel Medical Corp.                                          27,844   1,983,328       0.0%
#*  Capital Senior Living Corp.                                   32,966     526,467       0.0%
#*  Cara Therapeutics, Inc.                                       12,849      89,814       0.0%
    Cardinal Health, Inc.                                         56,563   3,885,312       0.1%
*   Catalent, Inc.                                                69,467   1,584,542       0.0%
*   Celgene Corp.                                                 53,962   5,513,837       0.1%
*   Centene Corp.                                                 96,041   6,000,642       0.1%
#*  Cerner Corp.                                                  28,400   1,663,672       0.0%
*   Charles River Laboratories International, Inc.                44,923   3,408,757       0.1%
#   Chemed Corp.                                                  14,479   2,047,620       0.0%
    Cigna Corp.                                                   70,425   8,368,603       0.1%
*   Civitas Solutions, Inc.                                        5,879     100,531       0.0%
*   Community Health Systems, Inc.                                35,357     186,685       0.0%
#   Computer Programs & Systems, Inc.                              2,823      73,680       0.0%
*   Concert Pharmaceuticals, Inc.                                  5,228      40,360       0.0%
    CONMED Corp.                                                  22,194     887,760       0.0%
#   Cooper Cos., Inc. (The)                                       19,448   3,423,626       0.1%
*   CorVel Corp.                                                  16,326     564,063       0.0%
    CR Bard, Inc.                                                 13,479   2,920,630       0.1%
*   Cross Country Healthcare, Inc.                                27,041     302,048       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
    CryoLife, Inc.                                                34,272 $   582,624       0.0%
#*  Cumberland Pharmaceuticals, Inc.                              12,297      58,411       0.0%
*   Cutera, Inc.                                                   8,996     117,848       0.0%
#*  Cyclacel Pharmaceuticals, Inc.                                 2,509       9,885       0.0%
*   Cynosure, Inc. Class A                                        19,688     839,693       0.0%
    Danaher Corp.                                                123,074   9,667,463       0.2%
*   DaVita, Inc.                                                 123,398   7,233,591       0.1%
    DENTSPLY SIRONA, Inc.                                         93,488   5,382,104       0.1%
#*  Depomed, Inc.                                                 62,657   1,401,011       0.0%
#*  DexCom, Inc.                                                   8,806     688,981       0.0%
    Digirad Corp.                                                  8,621      37,932       0.0%
#*  Diplomat Pharmacy, Inc.                                       19,384     449,127       0.0%
*   Edwards Lifesciences Corp.                                    35,600   3,389,832       0.1%
    Eli Lilly & Co.                                               73,109   5,398,369       0.1%
#*  Emergent BioSolutions, Inc.                                   26,611     711,046       0.0%
#   Ensign Group, Inc. (The)                                      50,653     935,561       0.0%
#*  Envision Healthcare Holdings, Inc.                            94,700   1,873,166       0.0%
*   Enzo Biochem, Inc.                                            52,684     321,372       0.0%
*   Epizyme, Inc.                                                  1,006       9,104       0.0%
*   Exactech, Inc.                                                13,685     330,493       0.0%
*   Express Scripts Holding Co.                                  239,873  16,167,440       0.3%
#*  Five Prime Therapeutics, Inc.                                 41,233   2,001,037       0.0%
*   Five Star Quality Care, Inc.                                  23,515      65,842       0.0%
*   Fluidigm Corp.                                                 6,667      30,868       0.0%
#*  Genesis Healthcare, Inc.                                      15,517      40,655       0.0%
#*  Genocea Biosciences, Inc.                                      2,269       7,805       0.0%
    Gilead Sciences, Inc.                                        126,441   9,309,851       0.2%
#*  Globus Medical, Inc. Class A                                  66,626   1,474,433       0.0%
*   Haemonetics Corp.                                             31,807   1,062,672       0.0%
#*  Halyard Health, Inc.                                          56,468   1,826,740       0.0%
#*  Hanger, Inc.                                                  14,155     113,240       0.0%
#*  Harvard Bioscience, Inc.                                      31,221      74,930       0.0%
*   HCA Holdings, Inc.                                            21,318   1,631,467       0.0%
*   HealthEquity, Inc.                                            14,396     478,379       0.0%
    HealthSouth Corp.                                             56,702   2,276,585       0.1%
*   HealthStream, Inc.                                            31,090     838,497       0.0%
*   Healthways, Inc.                                              36,893     914,946       0.0%
#*  Henry Schein, Inc.                                            28,323   4,225,792       0.1%
    Hill-Rom Holdings, Inc.                                       64,252   3,560,203       0.1%
*   HMS Holdings Corp.                                            67,557   1,423,426       0.0%
*   Hologic, Inc.                                                155,033   5,582,738       0.1%
*   Horizon Pharma P.L.C.                                        121,100   2,024,792       0.0%
    Humana, Inc.                                                  62,179  10,665,564       0.2%
*   ICU Medical, Inc.                                             12,986   1,808,950       0.0%
#*  Idera Pharmaceuticals, Inc.                                   10,351      16,044       0.0%
#*  IDEXX Laboratories, Inc.                                      26,214   2,808,568       0.1%
*   Illumina, Inc.                                                 8,304   1,130,507       0.0%
*   Impax Laboratories, Inc.                                      48,423     973,302       0.0%
*   INC Research Holdings, Inc. Class A                           32,542   1,487,169       0.0%
#*  Incyte Corp.                                                  30,212   2,627,538       0.1%
    Innoviva, Inc.                                                 2,689      27,697       0.0%
#*  Inogen, Inc.                                                  10,076     540,779       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                        SHARES    VALUE+    OF NET ASSETS**
                                                                        ------- ----------- ---------------
Health Care -- (Continued)
#*         Inotek Pharmaceuticals Corp.                                   4,300 $    30,100       0.0%
#*         Insys Therapeutics, Inc.                                       8,375      90,534       0.0%
*          Integer Holdings Corp.                                        15,028     331,367       0.0%
#*         Integra LifeSciences Holdings Corp.                           28,161   2,239,081       0.0%
#*         Intercept Pharmaceuticals, Inc.                                3,211     397,329       0.0%
*          Intuitive Surgical, Inc.                                       3,021   2,030,354       0.0%
#          Invacare Corp.                                                17,704     161,992       0.0%
#*         Invitae Corp.                                                  1,700      13,056       0.0%
*          IRIDEX Corp.                                                   3,478      47,127       0.0%
*          Jazz Pharmaceuticals P.L.C.                                   10,459   1,144,947       0.0%
           Johnson & Johnson                                            415,345  48,175,867       0.8%
*          Juniper Pharmaceuticals, Inc.                                  1,325       7,486       0.0%
#*         K2M Group Holdings, Inc.                                       1,000      17,070       0.0%
*          Karyopharm Therapeutics, Inc.                                 14,044     101,679       0.0%
           Kewaunee Scientific Corp.                                      1,276      28,136       0.0%
           Kindred Healthcare, Inc.                                      52,160     513,776       0.0%
*          Laboratory Corp. of America Holdings                          49,238   6,171,491       0.1%
#          Landauer, Inc.                                                 5,744     249,864       0.0%
#*         Lannett Co., Inc.                                             30,679     671,870       0.0%
           LeMaitre Vascular, Inc.                                       18,326     383,746       0.0%
*          LHC Group, Inc.                                               20,320     696,366       0.0%
*          LifePoint Health, Inc.                                        32,623   1,952,487       0.0%
#*         Ligand Pharmaceuticals, Inc.                                  11,658   1,116,020       0.0%
#*         Lipocine, Inc.                                                 7,403      23,764       0.0%
*          LivaNova P.L.C.                                               11,698     663,043       0.0%
#*         Luminex Corp.                                                 35,384     737,049       0.0%
*          Magellan Health, Inc.                                         26,057   1,340,633       0.0%
*          Mallinckrodt P.L.C.                                           54,873   3,251,774       0.1%
*          Masimo Corp.                                                  49,812   2,739,660       0.1%
           McKesson Corp.                                                41,333   5,256,318       0.1%
(degrees)* Medcath Corp.                                                  9,997          --       0.0%
#*         Medicines Co. (The)                                           68,711   2,264,027       0.0%
#*         MediciNova, Inc.                                               4,504      30,582       0.0%
#*         MEDNAX, Inc.                                                  63,776   3,906,280       0.1%
           Medtronic P.L.C.                                             210,279  17,247,084       0.3%
           Merck & Co., Inc.                                            600,469  35,259,540       0.6%
#          Meridian Bioscience, Inc.                                     40,297     662,886       0.0%
*          Merit Medical Systems, Inc.                                   38,100     836,295       0.0%
*          Mettler-Toledo International, Inc.                             4,795   1,937,564       0.0%
*          Misonix, Inc.                                                    434       2,669       0.0%
#*         Molina Healthcare, Inc.                                       54,882   2,986,130       0.1%
#*         Momenta Pharmaceuticals, Inc.                                 13,135     146,455       0.0%
*          Mylan NV                                                      77,102   2,814,223       0.1%
#*         Myriad Genetics, Inc.                                         57,031   1,124,081       0.0%
           National HealthCare Corp.                                     11,627     752,267       0.0%
           National Research Corp. Class A                                8,340     128,019       0.0%
           National Research Corp. Class B                                1,390      51,652       0.0%
*          Natus Medical, Inc.                                           21,699     853,856       0.0%
#*         Nektar Therapeutics                                           65,503     812,237       0.0%
*          Neogen Corp.                                                  24,230   1,276,679       0.0%
*          Neurocrine Biosciences, Inc.                                  15,715     687,846       0.0%
#*         NuVasive, Inc.                                                42,846   2,559,192       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Health Care -- (Continued)
*   Nuvectra Corp.                                                   5,940 $    31,898       0.0%
#*  Ohr Pharmaceutical, Inc.                                         3,900      12,285       0.0%
*   Omnicell, Inc.                                                  32,099   1,047,230       0.0%
#*  OPKO Health, Inc.                                               81,307     765,912       0.0%
*   OraSure Technologies, Inc.                                      50,548     379,615       0.0%
*   Orthofix International NV                                       14,086     516,252       0.0%
#*  Otonomy, Inc.                                                    5,962      90,026       0.0%
    Owens & Minor, Inc.                                             62,655   2,033,155       0.0%
*   Pain Therapeutics, Inc.                                         21,212      11,927       0.0%
#*  PAREXEL International Corp.                                     49,066   2,858,585       0.1%
#   Patterson Cos., Inc.                                            99,377   4,244,392       0.1%
    PDL BioPharma, Inc.                                             36,068     116,139       0.0%
    PerkinElmer, Inc.                                               64,288   3,271,616       0.1%
#   Perrigo Co. P.L.C.                                               6,981     580,749       0.0%
    Pfizer, Inc.                                                 1,302,894  41,314,769       0.7%
*   PharMerica Corp.                                                26,461     629,772       0.0%
    Phibro Animal Health Corp. Class A                               8,844     229,502       0.0%
*   PRA Health Sciences, Inc.                                        7,184     382,332       0.0%
#*  Premier, Inc. Class A                                           23,485     747,762       0.0%
#*  Prestige Brands Holdings, Inc.                                  50,888   2,304,209       0.1%
#*  Progenics Pharmaceuticals, Inc.                                 16,375      82,366       0.0%
*   Providence Service Corp. (The)                                  15,936     644,850       0.0%
#*  PTC Therapeutics, Inc.                                          12,037      74,750       0.0%
    Quality Systems, Inc.                                           24,721     318,654       0.0%
    Quest Diagnostics, Inc.                                         83,636   6,811,316       0.1%
#*  Quidel Corp.                                                    21,756     419,891       0.0%
*   Quintiles IMS Holdings, Inc.                                    30,528   2,190,079       0.0%
#*  Quorum Health Corp.                                              8,840      35,714       0.0%
*   RadNet, Inc.                                                    30,644     212,976       0.0%
#*  Regeneron Pharmaceuticals, Inc.                                 10,000   3,450,200       0.1%
#*  Repligen Corp.                                                  20,912     597,456       0.0%
#   ResMed, Inc.                                                    46,588   2,784,565       0.1%
#*  Retrophin, Inc.                                                 18,605     350,704       0.0%
*   Rigel Pharmaceuticals, Inc.                                     32,628      84,833       0.0%
*   RTI Surgical, Inc.                                              46,288     118,034       0.0%
*   SciClone Pharmaceuticals, Inc.                                  53,760     481,152       0.0%
*   SeaSpine Holdings Corp.                                          6,547      60,953       0.0%
#*  Seattle Genetics, Inc.                                          19,300     997,810       0.0%
#*  Select Medical Holdings Corp.                                  150,469   1,956,097       0.0%
    Simulations Plus, Inc.                                           6,759      56,776       0.0%
    Span-America Medical Systems, Inc.                               1,468      26,879       0.0%
*   Spectrum Pharmaceuticals, Inc.                                  61,318     217,066       0.0%
    St Jude Medical, Inc.                                          133,917  10,424,099       0.2%
#*  Stemline Therapeutics, Inc.                                      2,738      31,213       0.0%
    STERIS P.L.C.                                                   19,282   1,288,423       0.0%
    Stryker Corp.                                                   24,835   2,864,717       0.1%
*   Sucampo Pharmaceuticals, Inc. Class A                           48,589     553,915       0.0%
*   Supernus Pharmaceuticals, Inc.                                  21,303     421,799       0.0%
#*  Surgical Care Affiliates, Inc.                                  53,990   2,310,232       0.1%
*   Surmodics, Inc.                                                 14,009     348,824       0.0%
#*  Taro Pharmaceutical Industries, Ltd.                            12,774   1,296,689       0.0%
#*  Team Health Holdings, Inc.                                      26,681   1,143,281       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
    Teleflex, Inc.                                                31,841 $  4,557,402       0.1%
#*  Tenet Healthcare Corp.                                       106,554    2,100,179       0.0%
#*  TESARO, Inc.                                                   9,200    1,112,096       0.0%
#*  Theravance Biopharma, Inc.                                     1,483       37,268       0.0%
    Thermo Fisher Scientific, Inc.                                88,054   12,946,580       0.2%
*   Titan Pharmaceuticals, Inc.                                    6,421       29,216       0.0%
*   Triple-S Management Corp. Class B                             20,667      427,394       0.0%
#*  United Therapeutics Corp.                                     48,975    5,880,428       0.1%
    UnitedHealth Group, Inc.                                     220,408   31,150,263       0.5%
#*  Universal American Corp.                                      77,787      584,180       0.0%
    Universal Health Services, Inc. Class B                       54,205    6,543,086       0.1%
    US Physical Therapy, Inc.                                     14,695      836,145       0.0%
    Utah Medical Products, Inc.                                    2,921      181,540       0.0%
#*  Varian Medical Systems, Inc.                                  15,976    1,449,502       0.0%
#*  Vascular Solutions, Inc.                                      16,244      740,726       0.0%
*   VCA, Inc.                                                     69,362    4,262,988       0.1%
#*  Veeva Systems, Inc. Class A                                   25,160      977,466       0.0%
*   Versartis, Inc.                                                4,205       46,465       0.0%
*   Vertex Pharmaceuticals, Inc.                                  13,281    1,007,497       0.0%
*   VWR Corp.                                                    131,880    3,628,019       0.1%
*   Waters Corp.                                                  11,100    1,544,454       0.0%
*   WellCare Health Plans, Inc.                                   46,932    5,327,251       0.1%
    West Pharmaceutical Services, Inc.                            47,387    3,602,834       0.1%
#*  Wright Medical Group NV                                       34,721      760,737       0.0%
#*  Xencor, Inc.                                                   8,395      178,730       0.0%
    Zimmer Biomet Holdings, Inc.                                  45,588    4,804,975       0.1%
    Zoetis, Inc.                                                 102,206    4,885,447       0.1%
*   Zogenix, Inc.                                                  2,600       21,190       0.0%
                                                                         ------------      ----
Total Health Care                                                         665,979,630      10.7%
                                                                         ------------      ----
Industrials -- (12.8%)
    3M Co.                                                        52,642    8,701,723       0.2%
    AAON, Inc.                                                    47,588    1,425,261       0.0%
    AAR Corp.                                                     25,873      832,334       0.0%
    ABM Industries, Inc.                                          51,409    2,009,064       0.0%
    Acacia Research Corp.                                         10,141       59,325       0.0%
*   ACCO Brands Corp.                                            118,364    1,313,840       0.0%
*   Accuride Corp.                                                30,833       75,541       0.0%
    Acme United Corp.                                              1,355       29,620       0.0%
    Actuant Corp. Class A                                         38,598      860,735       0.0%
    Acuity Brands, Inc.                                           20,272    4,532,211       0.1%
#   Advanced Drainage Systems, Inc.                               33,482      639,506       0.0%
#*  Advisory Board Co. (The)                                      22,836      908,873       0.0%
*   AECOM                                                        130,395    3,631,501       0.1%
*   Aegion Corp.                                                  26,023      481,686       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                             52,487      923,771       0.0%
#*  Aerovironment, Inc.                                           19,815      475,362       0.0%
    AGCO Corp.                                                    70,722    3,612,480       0.1%
#   Air Lease Corp.                                              107,351    3,248,441       0.1%
*   Air Transport Services Group, Inc.                            66,787      883,592       0.0%
    Alamo Group, Inc.                                              9,035      586,552       0.0%
    Alaska Air Group, Inc.                                       101,132    7,303,753       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Albany International Corp. Class A                            25,042 $ 1,020,461       0.0%
#   Allegiant Travel Co.                                          14,639   2,018,718       0.0%
    Allegion P.L.C.                                               23,005   1,468,639       0.0%
    Allied Motion Technologies, Inc.                              11,402     225,532       0.0%
    Allison Transmission Holdings, Inc.                          154,911   4,537,343       0.1%
    Altra Industrial Motion Corp.                                 30,832     909,544       0.0%
    AMERCO                                                        15,147   4,883,241       0.1%
*   Ameresco, Inc. Class A                                         6,979      33,499       0.0%
    American Airlines Group, Inc.                                 69,511   2,822,147       0.1%
#   American Railcar Industries, Inc.                             15,398     566,338       0.0%
*   American Woodmark Corp.                                       18,750   1,400,625       0.0%
    AMETEK, Inc.                                                  88,306   3,894,295       0.1%
*   AMREP Corp.                                                    2,552      18,834       0.0%
    AO Smith Corp.                                                77,020   3,478,993       0.1%
    Apogee Enterprises, Inc.                                      25,670   1,046,052       0.0%
    Applied Industrial Technologies, Inc.                         30,574   1,553,159       0.0%
*   ARC Document Solutions, Inc.                                  34,325     117,735       0.0%
    ArcBest Corp.                                                 18,043     359,056       0.0%
    Arconic, Inc.                                                146,151   4,197,457       0.1%
    Argan, Inc.                                                   21,616   1,228,870       0.0%
*   Armstrong Flooring, Inc.                                      33,854     548,096       0.0%
#*  Armstrong World Industries, Inc.                              50,500   1,893,750       0.0%
*   Arotech Corp.                                                  3,575       9,474       0.0%
    Astec Industries, Inc.                                        20,847   1,154,090       0.0%
*   Astronics Corp.                                               21,193     784,565       0.0%
#*  Astronics Corp. Class B                                        9,798     362,541       0.0%
*   Atlas Air Worldwide Holdings, Inc.                            17,602     736,644       0.0%
#*  Avis Budget Group, Inc.                                      120,970   3,914,589       0.1%
    AZZ, Inc.                                                     27,166   1,446,589       0.0%
#   B/E Aerospace, Inc.                                           35,497   2,112,781       0.0%
*   Babcock & Wilcox Enterprises, Inc.                            37,828     595,413       0.0%
    Barnes Group, Inc.                                            69,821   2,781,669       0.1%
    Barrett Business Services, Inc.                                9,380     420,505       0.0%
*   Beacon Roofing Supply, Inc.                                   57,749   2,427,768       0.1%
*   Blue Bird Corp.                                                1,952      28,792       0.0%
*   BlueLinx Holdings, Inc.                                        2,406      18,959       0.0%
#*  BMC Stock Holdings, Inc.                                      20,148     333,449       0.0%
    Boeing Co. (The)                                              49,793   7,092,017       0.1%
    Brady Corp. Class A                                           31,254   1,034,507       0.0%
    Briggs & Stratton Corp.                                       35,271     656,746       0.0%
    Brink's Co. (The)                                             68,053   2,691,496       0.1%
#*  Builders FirstSource, Inc.                                    68,729     664,609       0.0%
    BWX Technologies, Inc.                                        88,203   3,459,322       0.1%
*   CAI International, Inc.                                       14,481     110,200       0.0%
    Carlisle Cos., Inc.                                           46,196   4,843,651       0.1%
*   Casella Waste Systems, Inc. Class A                           38,656     432,947       0.0%
    Caterpillar, Inc.                                            135,479  11,307,077       0.2%
*   CBIZ, Inc.                                                    72,425     800,296       0.0%
    CDI Corp.                                                      8,928      54,907       0.0%
    CEB, Inc.                                                     18,636     906,641       0.0%
    CECO Environmental Corp.                                      18,753     185,655       0.0%
#   Celadon Group, Inc.                                           15,265      99,223       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Cenveo, Inc.                                                   3,300 $    27,225       0.0%
#   CH Robinson Worldwide, Inc.                                   20,708   1,410,629       0.0%
*   Chart Industries, Inc.                                        40,665   1,128,047       0.0%
    Chicago Bridge & Iron Co. NV                                  22,843     731,433       0.0%
    Cintas Corp.                                                  43,381   4,627,451       0.1%
    CIRCOR International, Inc.                                    16,874     907,484       0.0%
    CLARCOR, Inc.                                                 45,797   2,849,031       0.1%
#*  Clean Harbors, Inc.                                           61,487   2,909,565       0.1%
#*  Colfax Corp.                                                  56,916   1,809,360       0.0%
    Columbus McKinnon Corp.                                       14,260     277,927       0.0%
    Comfort Systems USA, Inc.                                     37,413   1,079,365       0.0%
#*  Command Security Corp.                                           800       2,096       0.0%
*   Commercial Vehicle Group, Inc.                                47,027     213,503       0.0%
    CompX International, Inc.                                        294       3,278       0.0%
*   Continental Building Products, Inc.                           39,949     816,957       0.0%
#   Copa Holdings SA Class A                                      29,180   2,691,271       0.1%
*   Copart, Inc.                                                  75,454   3,959,071       0.1%
#   Covanta Holding Corp.                                        137,915   2,068,725       0.0%
*   Covenant Transportation Group, Inc. Class A                   17,480     279,505       0.0%
*   CPI Aerostructures, Inc.                                       5,837      39,400       0.0%
*   CRA International, Inc.                                        9,617     299,473       0.0%
    Crane Co.                                                     62,637   4,259,942       0.1%
#*  CSW Industrials, Inc.                                          1,952      60,414       0.0%
    CSX Corp.                                                    311,864   9,514,971       0.2%
    Cubic Corp.                                                   25,350   1,082,445       0.0%
    Cummins, Inc.                                                 50,480   6,452,354       0.1%
    Curtiss-Wright Corp.                                          47,705   4,275,322       0.1%
    Deere & Co.                                                   56,773   5,013,056       0.1%
    Delta Air Lines, Inc.                                        246,711  10,305,118       0.2%
#   Deluxe Corp.                                                  49,988   3,059,266       0.1%
#*  DigitalGlobe, Inc.                                            82,072   2,060,007       0.0%
#   Donaldson Co., Inc.                                           74,821   2,732,463       0.1%
    Douglas Dynamics, Inc.                                        35,005   1,123,660       0.0%
    Dover Corp.                                                   75,406   5,043,907       0.1%
*   Ducommun, Inc.                                                12,520     238,381       0.0%
    Dun & Bradstreet Corp. (The)                                  15,096   1,884,736       0.0%
*   DXP Enterprises, Inc.                                         18,523     403,616       0.0%
#*  Dycom Industries, Inc.                                        39,739   3,057,121       0.1%
    Dynamic Materials Corp.                                       13,192     143,133       0.0%
*   Eagle Bulk Shipping, Inc.                                      1,785       7,336       0.0%
    Eastern Co. (The)                                              2,778      54,727       0.0%
    Eaton Corp. P.L.C.                                           113,513   7,238,724       0.1%
#*  Echo Global Logistics, Inc.                                   25,514     540,897       0.0%
    Ecology and Environment, Inc. Class A                            903       8,849       0.0%
    EMCOR Group, Inc.                                             63,337   3,829,355       0.1%
    Emerson Electric Co.                                          83,742   4,244,045       0.1%
    Encore Wire Corp.                                             23,741     810,755       0.0%
*   Energy Recovery, Inc.                                         25,110     306,593       0.0%
    EnerSys                                                       46,650   3,038,314       0.1%
*   Engility Holdings, Inc.                                       18,289     525,443       0.0%
    Ennis, Inc.                                                   32,257     472,565       0.0%
    EnPro Industries, Inc.                                        13,848     749,454       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Equifax, Inc.                                                   42,708 $ 5,294,511       0.1%
    ESCO Technologies, Inc.                                         25,975   1,157,186       0.0%
    Espey Manufacturing & Electronics Corp.                          1,611      40,960       0.0%
    Essendant, Inc.                                                 25,000     383,750       0.0%
#*  Esterline Technologies Corp.                                    29,911   2,196,963       0.0%
#*  ExOne Co. (The)                                                 11,459     136,706       0.0%
#   Expeditors International of Washington, Inc.                    30,980   1,594,541       0.0%
    Exponent, Inc.                                                  25,000   1,431,250       0.0%
    Fastenal Co.                                                    48,988   1,909,552       0.0%
    Federal Signal Corp.                                            71,942     883,448       0.0%
    FedEx Corp.                                                     96,271  16,781,961       0.3%
#   Flowserve Corp.                                                 58,692   2,485,606       0.1%
    Fluor Corp.                                                     61,945   3,220,521       0.1%
    Fortive Corp.                                                   61,537   3,141,464       0.1%
    Fortune Brands Home & Security, Inc.                            69,039   3,771,601       0.1%
    Forward Air Corp.                                               23,929     988,746       0.0%
*   Franklin Covey Co.                                              13,311     243,591       0.0%
    Franklin Electric Co., Inc.                                     35,900   1,308,555       0.0%
    FreightCar America, Inc.                                        12,603     164,595       0.0%
*   FTI Consulting, Inc.                                            49,377   1,923,728       0.0%
    G&K Services, Inc. Class A                                      21,394   2,026,012       0.0%
#   GATX Corp.                                                      31,809   1,392,280       0.0%
*   Gencor Industries, Inc.                                          2,250      27,225       0.0%
#*  Generac Holdings, Inc.                                          49,341   1,879,399       0.0%
#   General Cable Corp.                                             29,759     416,626       0.0%
    General Dynamics Corp.                                          64,163   9,671,931       0.2%
    General Electric Co.                                         1,383,002  40,245,358       0.7%
#*  Genesee & Wyoming, Inc. Class A                                 55,494   3,770,262       0.1%
*   Gibraltar Industries, Inc.                                      28,317   1,101,531       0.0%
    Global Brass & Copper Holdings, Inc.                            16,594     476,248       0.0%
*   Goldfield Corp. (The)                                           30,211      83,080       0.0%
    Gorman-Rupp Co. (The)                                           17,769     426,811       0.0%
*   GP Strategies Corp.                                             19,622     507,229       0.0%
    Graco, Inc.                                                     27,795   2,081,845       0.0%
    Graham Corp.                                                     7,036     125,593       0.0%
    Granite Construction, Inc.                                      33,903   1,666,671       0.0%
*   Great Lakes Dredge & Dock Corp.                                 53,902     191,352       0.0%
#   Greenbrier Cos., Inc. (The)                                     19,443     612,455       0.0%
#   Griffon Corp.                                                   40,850     682,195       0.0%
    H&E Equipment Services, Inc.                                    47,339     660,379       0.0%
    Hardinge, Inc.                                                   7,258      70,403       0.0%
    Harsco Corp.                                                    88,256     860,496       0.0%
#*  Hawaiian Holdings, Inc.                                         72,003   3,241,935       0.1%
*   HD Supply Holdings, Inc.                                        56,441   1,862,553       0.0%
    Healthcare Services Group, Inc.                                 22,603     835,633       0.0%
    Heartland Express, Inc.                                         99,699   1,834,462       0.0%
    HEICO Corp.                                                     21,826   1,474,565       0.0%
    HEICO Corp. Class A                                             31,495   1,889,700       0.0%
    Heidrick & Struggles International, Inc.                        16,909     312,817       0.0%
*   Herc Holdings, Inc.                                             21,419     644,498       0.0%
*   Heritage-Crystal Clean, Inc.                                     6,925      90,718       0.0%
    Herman Miller, Inc.                                             79,989   2,223,694       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
*   Hertz Global Holdings, Inc.                                   48,764 $ 1,616,527       0.0%
    Hexcel Corp.                                                  72,193   3,284,060       0.1%
*   Hill International, Inc.                                      30,527     117,529       0.0%
    Hillenbrand, Inc.                                             73,430   2,228,600       0.0%
    HNI Corp.                                                     49,521   2,013,524       0.0%
    Honeywell International, Inc.                                 96,837  10,621,082       0.2%
    Houston Wire & Cable Co.                                      12,789      68,421       0.0%
*   Hub Group, Inc. Class A                                       32,861   1,197,783       0.0%
    Hubbell, Inc.                                                 42,593   4,451,820       0.1%
    Hudson Global, Inc.                                           18,692      26,916       0.0%
*   Hudson Technologies, Inc.                                     21,179     129,192       0.0%
    Huntington Ingalls Industries, Inc.                           41,775   6,740,814       0.1%
    Hurco Cos., Inc.                                               8,108     212,430       0.0%
*   Huron Consulting Group, Inc.                                  22,076   1,237,360       0.0%
*   Huttig Building Products, Inc.                                 3,900      18,837       0.0%
    Hyster-Yale Materials Handling, Inc.                          10,022     583,381       0.0%
*   ICF International, Inc.                                       20,794     964,842       0.0%
    IDEX Corp.                                                    45,722   3,952,210       0.1%
*   IES Holdings, Inc.                                            12,483     186,621       0.0%
#*  IHS Markit, Ltd.                                              64,388   2,368,835       0.1%
    Illinois Tool Works, Inc.                                     40,408   4,589,137       0.1%
    Ingersoll-Rand P.L.C.                                        122,624   8,251,369       0.1%
#*  InnerWorkings, Inc.                                           85,242     750,982       0.0%
*   Innovative Solutions & Support, Inc.                          12,137      38,717       0.0%
    Insperity, Inc.                                               26,173   1,968,210       0.0%
    Insteel Industries, Inc.                                      25,205     678,015       0.0%
    Interface, Inc.                                               58,573     928,382       0.0%
#*  Intersections, Inc.                                           10,290      22,638       0.0%
    ITT, Inc.                                                     91,601   3,226,187       0.1%
*   Jacobs Engineering Group, Inc.                                73,738   3,803,406       0.1%
    JB Hunt Transport Services, Inc.                              23,195   1,892,944       0.0%
*   JetBlue Airways Corp.                                        269,585   4,712,346       0.1%
    John Bean Technologies Corp.                                  20,762   1,657,846       0.0%
    Johnson Controls International P.L.C.                        193,606   7,806,194       0.1%
    Joy Global, Inc.                                              43,973   1,223,769       0.0%
    Kadant, Inc.                                                   6,702     346,158       0.0%
#   Kaman Corp.                                                   33,678   1,470,381       0.0%
    Kansas City Southern                                          50,400   4,423,104       0.1%
    KAR Auction Services, Inc.                                   117,282   4,993,868       0.1%
    KBR, Inc.                                                    128,493   1,902,981       0.0%
    Kelly Services, Inc. Class A                                  36,850     690,201       0.0%
    Kennametal, Inc.                                              85,843   2,430,215       0.1%
*   Key Technology, Inc.                                           1,967      20,280       0.0%
*   KEYW Holding Corp. (The)                                       5,332      55,933       0.0%
    Kforce, Inc.                                                  41,218     715,132       0.0%
    Kimball International, Inc. Class B                           54,200     677,500       0.0%
#*  Kirby Corp.                                                   43,121   2,541,983       0.1%
*   KLX, Inc.                                                     57,606   1,982,799       0.0%
#   Knight Transportation, Inc.                                   93,678   2,740,081       0.1%
    Knoll, Inc.                                                   59,682   1,291,518       0.0%
    Korn/Ferry International                                      34,010     693,464       0.0%
#*  Kratos Defense & Security Solutions, Inc.                     58,897     331,001       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    L-3 Communications Holdings, Inc.                             41,625 $5,700,127       0.1%
    Landstar System, Inc.                                         25,129  1,787,928       0.0%
*   Lawson Products, Inc.                                          5,694    107,332       0.0%
#*  Layne Christensen Co.                                          1,329     11,390       0.0%
    LB Foster Co. Class A                                          9,303    115,357       0.0%
#   Lennox International, Inc.                                    18,053  2,633,752       0.1%
#   Lincoln Electric Holdings, Inc.                               59,616  3,924,521       0.1%
    Lindsay Corp.                                                  7,563    592,183       0.0%
*   LMI Aerospace, Inc.                                           14,946    112,244       0.0%
    Lockheed Martin Corp.                                         20,413  5,029,355       0.1%
    LS Starrett Co. (The) Class A                                  2,592     23,846       0.0%
*   LSC Communications, Inc.                                      17,651    427,860       0.0%
    LSI Industries, Inc.                                          23,178    199,331       0.0%
*   Lydall, Inc.                                                  13,654    638,325       0.0%
    Macquarie Infrastructure Corp.                                29,104  2,380,998       0.1%
#   Manitowoc Co., Inc. (The)                                    103,677    418,855       0.0%
#*  Manitowoc Foodservice, Inc.                                   91,428  1,381,477       0.0%
    ManpowerGroup, Inc.                                           45,721  3,511,373       0.1%
    Marten Transport, Ltd.                                        23,933    490,627       0.0%
    Masco Corp.                                                   55,907  1,726,408       0.0%
*   MasTec, Inc.                                                  84,560  2,414,188       0.1%
    Matson, Inc.                                                  55,766  2,227,294       0.0%
    Matthews International Corp. Class A                          24,822  1,486,838       0.0%
    McGrath RentCorp                                              24,261    730,256       0.0%
*   Mercury Systems, Inc.                                         30,670    852,013       0.0%
#*  Meritor, Inc.                                                 78,212    804,019       0.0%
*   MFRI, Inc.                                                     2,769     22,152       0.0%
#*  Middleby Corp. (The)                                          22,500  2,522,475       0.1%
    Miller Industries, Inc.                                       10,037    220,312       0.0%
*   Mistras Group, Inc.                                           24,898    521,364       0.0%
    Mobile Mini, Inc.                                             54,816  1,389,586       0.0%
*   Moog, Inc. Class A                                            33,608  1,951,617       0.0%
*   Moog, Inc. Class B                                             2,329    135,233       0.0%
*   MRC Global, Inc.                                             129,656  1,911,129       0.0%
    MSA Safety, Inc.                                              37,215  2,169,634       0.0%
#   MSC Industrial Direct Co., Inc. Class A                       44,750  3,257,800       0.1%
    Mueller Industries, Inc.                                      50,730  1,536,612       0.0%
    Mueller Water Products, Inc. Class A                         194,819  2,400,170       0.1%
#   Multi-Color Corp.                                             15,611  1,013,544       0.0%
*   MYR Group, Inc.                                               25,013    746,388       0.0%
    National Presto Industries, Inc.                               4,062    354,410       0.0%
*   Navigant Consulting, Inc.                                     61,700  1,443,780       0.0%
#*  Navistar International Corp.                                   5,398    120,375       0.0%
*   NCI Building Systems, Inc.                                    49,704    715,738       0.0%
*   Neff Corp. Class A                                             1,019      9,222       0.0%
    Nielsen Holdings P.L.C.                                      121,965  5,490,864       0.1%
*   NL Industries, Inc.                                           23,045     73,744       0.0%
    NN, Inc.                                                      34,409    607,319       0.0%
#   Nordson Corp.                                                 32,551  3,259,332       0.1%
    Norfolk Southern Corp.                                        96,853  9,007,329       0.2%
    Northrop Grumman Corp.                                        40,050  9,171,450       0.2%
*   Northwest Pipe Co.                                             2,775     36,380       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
#*  NOW, Inc.                                                    105,022 $2,264,274       0.0%
*   NV5 Global, Inc.                                               9,476    271,014       0.0%
#*  Old Dominion Freight Line, Inc.                               78,404  5,855,211       0.1%
#   Omega Flex, Inc.                                               3,089    117,475       0.0%
*   On Assignment, Inc.                                           47,231  1,625,219       0.0%
    Orbital ATK, Inc.                                             43,502  3,234,809       0.1%
*   Orion Marine Group, Inc.                                      13,143    106,195       0.0%
    Oshkosh Corp.                                                 78,392  4,193,972       0.1%
    Owens Corning                                                 95,607  4,663,709       0.1%
    PACCAR, Inc.                                                 120,517  6,618,794       0.1%
*   PAM Transportation Services, Inc.                              4,411     86,897       0.0%
    Park-Ohio Holdings Corp.                                      11,299    361,003       0.0%
    Parker-Hannifin Corp.                                         60,109  7,378,380       0.1%
#*  Patrick Industries, Inc.                                      26,795  1,536,693       0.0%
#*  Patriot Transportation Holding, Inc.                           1,695     36,222       0.0%
*   Pendrell Corp.                                                 1,824     12,166       0.0%
    Pentair P.L.C.                                                70,577  3,890,910       0.1%
*   Performant Financial Corp.                                    53,477    159,896       0.0%
#*  PGT, Inc.                                                     69,026    676,455       0.0%
    Pitney Bowes, Inc.                                            65,427  1,167,218       0.0%
*   Ply Gem Holdings, Inc.                                        46,115    631,776       0.0%
    Powell Industries, Inc.                                       12,073    427,263       0.0%
    Preformed Line Products Co.                                    3,262    140,331       0.0%
#   Primoris Services Corp.                                       47,810    957,634       0.0%
#*  Proto Labs, Inc.                                               6,599    294,975       0.0%
    Providence and Worcester Railroad Co.                            361      9,021       0.0%
    Quad/Graphics, Inc.                                           39,060    928,066       0.0%
    Quanex Building Products Corp.                                40,803    665,089       0.0%
*   Quanta Services, Inc.                                        121,208  3,484,730       0.1%
*   Radiant Logistics, Inc.                                       33,142     82,855       0.0%
    Raven Industries, Inc.                                        27,465    589,124       0.0%
    Raytheon Co.                                                  53,816  7,351,804       0.1%
*   RBC Bearings, Inc.                                            19,355  1,380,979       0.0%
    RCM Technologies, Inc.                                         6,052     42,848       0.0%
    Regal Beloit Corp.                                            36,250  2,142,375       0.0%
    Republic Services, Inc.                                      147,636  7,770,083       0.1%
    Resources Connection, Inc.                                    48,687    723,002       0.0%
*   Rexnord Corp.                                                107,947  2,147,066       0.0%
*   Roadrunner Transportation Systems, Inc.                        9,752     74,115       0.0%
    Robert Half International, Inc.                               26,403    988,000       0.0%
#   Rockwell Automation, Inc.                                     24,820  2,971,450       0.1%
#   Rockwell Collins, Inc.                                        23,866  2,012,381       0.0%
#   Rollins, Inc.                                                 57,217  1,763,428       0.0%
#   Roper Technologies, Inc.                                      27,031  4,684,743       0.1%
*   RPX Corp.                                                     48,873    477,000       0.0%
    RR Donnelley & Sons Co.                                       47,069    835,475       0.0%
*   Rush Enterprises, Inc. Class A                                30,653    804,641       0.0%
*   Rush Enterprises, Inc. Class B                                 1,308     33,223       0.0%
    Ryder System, Inc.                                            67,067  4,653,779       0.1%
*   Saia, Inc.                                                    29,012  1,034,278       0.0%
#*  Sensata Technologies Holding NV                               95,781  3,422,255       0.1%
*   SIFCO Industries, Inc.                                         1,400     14,420       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Simpson Manufacturing Co., Inc.                               37,554 $ 1,607,311       0.0%
    SkyWest, Inc.                                                 15,209     458,551       0.0%
    Snap-on, Inc.                                                 35,034   5,398,739       0.1%
#*  SolarCity Corp.                                               17,600     344,960       0.0%
    Southwest Airlines Co.                                       295,122  11,819,636       0.2%
*   SP Plus Corp.                                                 16,895     425,754       0.0%
*   Sparton Corp.                                                  9,428     225,612       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                     77,839   3,919,972       0.1%
#*  Spirit Airlines, Inc.                                         77,110   3,695,882       0.1%
*   SPX Corp.                                                     24,850     472,399       0.0%
*   SPX FLOW, Inc.                                                35,558     892,150       0.0%
    Standex International Corp.                                   11,980     915,272       0.0%
    Stanley Black & Decker, Inc.                                  60,007   6,831,197       0.1%
    Steelcase, Inc. Class A                                       89,286   1,191,968       0.0%
#*  Stericycle, Inc.                                              10,331     827,410       0.0%
*   Sterling Construction Co., Inc.                               23,119     168,306       0.0%
#   Sun Hydraulics Corp.                                          19,556     575,533       0.0%
    Supreme Industries, Inc. Class A                              22,877     278,871       0.0%
#*  Swift Transportation Co.                                      79,844   1,786,909       0.0%
#*  TASER International, Inc.                                     35,700     798,966       0.0%
#*  Team, Inc.                                                    25,914     796,856       0.0%
*   Teledyne Technologies, Inc.                                   36,672   3,948,841       0.1%
#   Tennant Co.                                                   16,592   1,044,466       0.0%
    Terex Corp.                                                   74,670   1,783,120       0.0%
    Tetra Tech, Inc.                                              54,989   2,114,327       0.0%
    Textainer Group Holdings, Ltd.                                21,192     161,059       0.0%
    Textron, Inc.                                                146,297   5,863,584       0.1%
*   Thermon Group Holdings, Inc.                                  25,887     474,509       0.0%
    Timken Co. (The)                                              65,112   2,151,952       0.0%
#   Titan International, Inc.                                     32,303     329,168       0.0%
*   Titan Machinery, Inc.                                          7,696      71,496       0.0%
    Toro Co. (The)                                                42,200   2,020,536       0.0%
#   TransDigm Group, Inc.                                          7,720   2,103,391       0.0%
*   TransUnion                                                    15,806     493,779       0.0%
*   TRC Cos., Inc.                                                31,815     259,292       0.0%
*   Trex Co., Inc.                                                20,479   1,101,975       0.0%
*   TriMas Corp.                                                  28,331     508,541       0.0%
#*  TriNet Group, Inc.                                            40,024     751,250       0.0%
    Trinity Industries, Inc.                                     170,799   3,646,559       0.1%
    Triton International, Ltd.                                    22,200     267,954       0.0%
#   Triumph Group, Inc.                                           50,306   1,192,252       0.0%
*   TrueBlue, Inc.                                                32,810     574,175       0.0%
*   Tutor Perini Corp.                                            39,928     760,628       0.0%
#   Twin Disc, Inc.                                                7,316      79,086       0.0%
*   Ultralife Corp.                                                4,610      18,901       0.0%
    UniFirst Corp.                                                15,110   1,850,975       0.0%
    Union Pacific Corp.                                          237,535  20,945,836       0.4%
*   United Continental Holdings, Inc.                            208,186  11,706,299       0.2%
    United Parcel Service, Inc. Class B                           47,991   5,171,510       0.1%
*   United Rentals, Inc.                                          99,066   7,495,334       0.1%
    United Technologies Corp.                                    262,064  26,782,941       0.4%
#*  Univar, Inc.                                                  26,800     596,300       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
    Universal Forest Products, Inc.                               18,022 $  1,549,712       0.0%
    Universal Logistics Holdings, Inc.                            15,886      197,781       0.0%
    US Ecology, Inc.                                              24,866    1,050,588       0.0%
*   USA Truck, Inc.                                                5,237       43,101       0.0%
#*  USG Corp.                                                    156,595    3,943,062       0.1%
#   Valmont Industries, Inc.                                      20,427    2,613,635       0.1%
*   Vectrus, Inc.                                                  9,619      161,311       0.0%
*   Verisk Analytics, Inc.                                        27,946    2,278,996       0.1%
#*  Veritiv Corp.                                                  5,856      315,931       0.0%
    Viad Corp.                                                    19,051      790,617       0.0%
*   Vicor Corp.                                                   14,805      188,764       0.0%
*   Virco Manufacturing Corp.                                      2,861       12,159       0.0%
*   Volt Information Sciences, Inc.                                9,139       59,860       0.0%
    VSE Corp.                                                      9,364      270,058       0.0%
#*  Wabash National Corp.                                         85,993      967,421       0.0%
#*  WABCO Holdings, Inc.                                          22,854    2,250,205       0.0%
#   Wabtec Corp.                                                  51,179    3,956,648       0.1%
    Waste Connections, Inc.                                      102,851    7,735,424       0.1%
    Waste Management, Inc.                                        99,177    6,511,962       0.1%
    Watsco, Inc.                                                  23,954    3,288,645       0.1%
    Watsco, Inc. Class B                                           1,750      239,785       0.0%
    Watts Water Technologies, Inc. Class A                        19,431    1,165,860       0.0%
#   Werner Enterprises, Inc.                                      91,133    2,191,749       0.0%
#*  Wesco Aircraft Holdings, Inc.                                 81,352    1,045,373       0.0%
*   WESCO International, Inc.                                     34,976    1,895,699       0.0%
    West Corp.                                                    57,423    1,132,382       0.0%
*   Westport Fuel Systems, Inc.                                   44,588       69,111       0.0%
*   Willdan Group, Inc.                                            8,032      128,994       0.0%
*   Willis Lease Finance Corp.                                     4,123      109,713       0.0%
    Woodward, Inc.                                                62,104    3,662,894       0.1%
#   WW Grainger, Inc.                                             12,350    2,570,282       0.1%
*   Xerium Technologies, Inc.                                      6,326       39,221       0.0%
*   XPO Logistics, Inc.                                          108,023    3,557,197       0.1%
    Xylem, Inc.                                                   89,170    4,309,586       0.1%
#*  YRC Worldwide, Inc.                                           28,920      256,810       0.0%
                                                                         ------------      ----
Total Industrials                                                         884,088,561      14.2%
                                                                         ------------      ----
Information Technology -- (16.6%)
#*  3D Systems Corp.                                              25,017      346,986       0.0%
#*  8x8, Inc.                                                      3,655       52,084       0.0%
    Accenture P.L.C. Class A                                      52,180    6,065,403       0.1%
*   ACI Worldwide, Inc.                                          121,575    2,202,939       0.0%
    Activision Blizzard, Inc.                                    172,928    7,465,302       0.1%
*   Actua Corp.                                                   46,551      542,319       0.0%
*   Acxiom Corp.                                                  55,925    1,317,593       0.0%
*   ADDvantage Technologies Group, Inc.                            2,391        4,423       0.0%
*   Adobe Systems, Inc.                                           24,312    2,613,783       0.1%
    ADTRAN, Inc.                                                  36,731      666,668       0.0%
*   Advanced Energy Industries, Inc.                              34,315    1,636,825       0.0%
#*  Advanced Micro Devices, Inc.                                 326,713    2,362,135       0.0%
*   Agilysys, Inc.                                                22,230      214,519       0.0%
#*  Akamai Technologies, Inc.                                     77,383    5,375,797       0.1%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   Alliance Data Systems Corp.                                     12,645 $  2,585,523       0.1%
*   Alpha & Omega Semiconductor, Ltd.                               29,552      624,434       0.0%
*   Alphabet, Inc. Class A                                          34,523   27,960,178       0.5%
*   Alphabet, Inc. Class C                                          35,189   27,607,178       0.5%
    Amdocs, Ltd.                                                    55,413    3,238,890       0.1%
    American Software, Inc. Class A                                 18,753      195,594       0.0%
*   Amkor Technology, Inc.                                         185,225    1,717,036       0.0%
    Amphenol Corp. Class A                                          46,775    3,083,876       0.1%
#*  Amtech Systems, Inc.                                             4,680       21,107       0.0%
    Analog Devices, Inc.                                            99,640    6,386,924       0.1%
*   Angie's List, Inc.                                              18,044      138,939       0.0%
*   Anixter International, Inc.                                     32,237    2,119,583       0.0%
*   ANSYS, Inc.                                                     28,861    2,636,452       0.1%
    Apple, Inc.                                                  1,125,427  127,780,982       2.1%
    Applied Materials, Inc.                                        164,824    4,793,082       0.1%
*   Applied Optoelectronics, Inc.                                    2,097       40,325       0.0%
*   Arista Networks, Inc.                                           18,089    1,533,043       0.0%
*   ARRIS International P.L.C.                                      45,531    1,264,851       0.0%
*   Arrow Electronics, Inc.                                         76,010    4,645,731       0.1%
#*  Aspen Technology, Inc.                                          33,272    1,638,313       0.0%
    AstroNova, Inc.                                                  3,998       58,171       0.0%
#*  Autodesk, Inc.                                                  16,100    1,163,708       0.0%
    Automatic Data Processing, Inc.                                 30,864    2,687,020       0.1%
*   Avid Technology, Inc.                                           40,086      263,365       0.0%
    Avnet, Inc.                                                    110,063    4,617,143       0.1%
    AVX Corp.                                                      113,660    1,593,513       0.0%
*   Aware, Inc.                                                      4,426       23,126       0.0%
*   Axcelis Technologies, Inc.                                      26,845      366,434       0.0%
*   AXT, Inc.                                                       46,079      237,307       0.0%
    Badger Meter, Inc.                                              25,946      834,164       0.0%
*   Bankrate, Inc.                                                   6,032       47,050       0.0%
#*  Barracuda Networks, Inc.                                        32,801      764,919       0.0%
*   Bazaarvoice, Inc.                                               35,854      175,685       0.0%
    Bel Fuse, Inc. Class A                                           1,600       31,040       0.0%
    Bel Fuse, Inc. Class B                                          10,720      255,672       0.0%
    Belden, Inc.                                                    42,458    2,751,703       0.1%
*   Benchmark Electronics, Inc.                                     42,700    1,073,905       0.0%
    Black Box Corp.                                                 15,701      180,561       0.0%
#*  Black Knight Financial Services, Inc. Class A                    4,961      195,215       0.0%
    Blackbaud, Inc.                                                 27,523    1,689,912       0.0%
#*  Blackhawk Network Holdings, Inc.                                42,635    1,468,776       0.0%
*   Blucora, Inc.                                                   43,779      582,261       0.0%
    Booz Allen Hamilton Holding Corp.                               73,359    2,235,249       0.0%
*   Bottomline Technologies de, Inc.                                17,340      393,445       0.0%
    Broadcom, Ltd.                                                  63,597   10,829,297       0.2%
    Broadridge Financial Solutions, Inc.                            58,348    3,772,782       0.1%
#*  BroadSoft, Inc.                                                  2,536      105,371       0.0%
    Brocade Communications Systems, Inc.                           349,196    3,701,478       0.1%
    Brooks Automation, Inc.                                         74,905      976,012       0.0%
*   BSQUARE Corp.                                                   12,344       51,228       0.0%
    CA, Inc.                                                       202,085    6,212,093       0.1%
    Cabot Microelectronics Corp.                                    19,941    1,101,940       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   CACI International, Inc. Class A                                24,183 $ 2,366,307       0.0%
*   Cadence Design Systems, Inc.                                    96,715   2,473,970       0.1%
*   CalAmp Corp.                                                    13,706     177,082       0.0%
*   Calix, Inc.                                                     41,959     262,244       0.0%
*   Carbonite, Inc.                                                  5,606      95,582       0.0%
#*  Cardtronics P.L.C. Class A                                      54,599   2,729,950       0.1%
    Cass Information Systems, Inc.                                   9,411     506,876       0.0%
*   Cavium, Inc.                                                     8,848     499,470       0.0%
    CDK Global, Inc.                                                25,892   1,413,962       0.0%
    CDW Corp.                                                       75,620   3,396,094       0.1%
*   Ceva, Inc.                                                      13,751     413,218       0.0%
*   Ciber, Inc.                                                     83,757      85,432       0.0%
#*  Ciena Corp.                                                    100,705   1,951,663       0.0%
#*  Cimpress NV                                                     41,146   3,425,404       0.1%
*   Cirrus Logic, Inc.                                              61,753   3,333,427       0.1%
    Cisco Systems, Inc.                                          1,665,198  51,088,275       0.8%
*   Citrix Systems, Inc.                                            26,443   2,242,366       0.0%
#*  Clearfield, Inc.                                                 7,734     129,544       0.0%
    Cognex Corp.                                                    49,051   2,531,032       0.1%
*   Cognizant Technology Solutions Corp. Class A                    71,572   3,675,222       0.1%
*   Coherent, Inc.                                                  21,708   2,260,237       0.0%
    Cohu, Inc.                                                      23,574     263,793       0.0%
*   CommerceHub, Inc. Series A                                       7,999     120,145       0.0%
*   CommerceHub, Inc. Series C                                      15,998     240,770       0.0%
*   CommScope Holding Co., Inc.                                    109,769   3,353,443       0.1%
    Communications Systems, Inc.                                     6,432      28,108       0.0%
    Computer Sciences Corp.                                         85,624   4,662,227       0.1%
    Computer Task Group, Inc.                                       11,157      48,645       0.0%
    Concurrent Computer Corp.                                        5,474      33,829       0.0%
*   Control4 Corp.                                                     425       4,798       0.0%
#   Convergys Corp.                                                 99,213   2,897,020       0.1%
*   CoreLogic, Inc.                                                 85,148   3,623,899       0.1%
    Corning, Inc.                                                  290,852   6,605,249       0.1%
#*  CoStar Group, Inc.                                               9,906   1,853,611       0.0%
#*  Covisint Corp.                                                  19,645      44,201       0.0%
*   Cray, Inc.                                                      27,400     569,920       0.0%
*   Cree, Inc.                                                      52,674   1,174,630       0.0%
    CSG Systems International, Inc.                                 39,407   1,498,648       0.0%
    CSRA, Inc.                                                      78,785   1,976,716       0.0%
    CTS Corp.                                                       21,166     385,221       0.0%
*   CyberOptics Corp.                                                3,180      76,797       0.0%
#   Cypress Semiconductor Corp.                                    278,454   2,776,186       0.1%
#   Daktronics, Inc.                                                37,724     314,995       0.0%
*   Datalink Corp.                                                  23,171     219,661       0.0%
*   Dell Technologies, Inc.--VMware, Inc. Class V                   56,665   2,781,685       0.1%
*   Demand Media, Inc.                                              26,296     152,517       0.0%
*   DHI Group, Inc.                                                 33,507     190,990       0.0%
#   Diebold, Inc.                                                   35,700     778,260       0.0%
*   Digi International, Inc.                                        27,667     253,153       0.0%
*   Diodes, Inc.                                                    29,187     604,463       0.0%
    Dolby Laboratories, Inc. Class A                                49,331   2,347,662       0.0%
*   DSP Group, Inc.                                                 18,998     207,078       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    DST Systems, Inc.                                             34,221 $ 3,290,691       0.1%
    DTS, Inc.                                                     13,704     580,364       0.0%
    EarthLink Holdings Corp.                                     114,820     656,770       0.0%
*   Eastman Kodak Co.                                              8,611     128,304       0.0%
*   eBay, Inc.                                                   117,921   3,361,928       0.1%
#   Ebix, Inc.                                                    21,473   1,202,488       0.0%
*   EchoStar Corp. Class A                                        41,405   1,935,270       0.0%
*   Edgewater Technology, Inc.                                     4,254      34,670       0.0%
*   Electro Scientific Industries, Inc.                           25,264     130,868       0.0%
*   Electronic Arts, Inc.                                         40,781   3,202,124       0.1%
#*  Electronics for Imaging, Inc.                                 34,468   1,465,924       0.0%
#*  Ellie Mae, Inc.                                                7,987     845,743       0.0%
*   eMagin Corp.                                                   6,351      15,878       0.0%
    Emcore Corp.                                                  21,229     139,050       0.0%
#*  EnerNOC, Inc.                                                 14,485      75,322       0.0%
*   Entegris, Inc.                                               123,096   1,957,226       0.0%
#*  Envestnet, Inc.                                                6,398     226,169       0.0%
#*  EPAM Systems, Inc.                                            24,174   1,556,080       0.0%
*   ePlus, Inc.                                                    5,292     484,483       0.0%
*   Euronet Worldwide, Inc.                                       38,112   3,031,810       0.1%
#*  Everi Holdings, Inc.                                          19,215      38,622       0.0%
*   Everyday Health, Inc.                                          6,905      72,502       0.0%
    Evolving Systems, Inc.                                         1,300       5,525       0.0%
*   Exar Corp.                                                    48,845     440,582       0.0%
*   ExlService Holdings, Inc.                                     23,424   1,031,359       0.0%
*   Extreme Networks, Inc.                                        59,549     250,701       0.0%
*   F5 Networks, Inc.                                             11,760   1,625,350       0.0%
*   Fabrinet                                                      29,924   1,135,915       0.0%
*   Facebook, Inc. Class A                                       127,617  16,716,551       0.3%
    Fair Isaac Corp.                                              28,227   3,406,434       0.1%
#*  FalconStor Software, Inc.                                     19,668      13,964       0.0%
*   FARO Technologies, Inc.                                       16,524     554,380       0.0%
    Fidelity National Information Services, Inc.                 111,260   8,224,339       0.1%
#*  Finisar Corp.                                                140,732   3,853,242       0.1%
#*  First Solar, Inc.                                             69,440   2,811,626       0.1%
*   Fiserv, Inc.                                                  84,364   8,308,167       0.1%
#*  Fitbit, Inc. Class A                                         120,495   1,597,764       0.0%
#*  FleetCor Technologies, Inc.                                   40,171   7,041,976       0.1%
*   Fleetmatics Group P.L.C.                                         854      51,155       0.0%
*   Flex, Ltd.                                                   334,256   4,743,093       0.1%
    FLIR Systems, Inc.                                           116,230   3,826,292       0.1%
*   FormFactor, Inc.                                              75,840     680,664       0.0%
    Forrester Research, Inc.                                      13,844     515,689       0.0%
*   Fortinet, Inc.                                                18,211     583,845       0.0%
*   Frequency Electronics, Inc.                                    4,145      37,678       0.0%
*   Gartner, Inc.                                                 13,847   1,191,396       0.0%
*   Genpact, Ltd.                                                129,022   2,966,216       0.1%
#*  GigPeak, Inc.                                                 28,700      68,019       0.0%
    Global Payments, Inc.                                        102,877   7,460,640       0.1%
    GlobalSCAPE, Inc.                                              3,392      12,347       0.0%
*   Globant SA                                                     4,256     185,136       0.0%
*   GoDaddy, Inc. Class A                                          8,600     307,794       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
*   GrubHub, Inc.                                                   61,286 $ 2,335,609       0.0%
*   GSE Systems, Inc.                                                8,763      25,413       0.0%
*   GSI Technology, Inc.                                             9,727      51,359       0.0%
#*  GTT Communications, Inc.                                        60,847   1,369,057       0.0%
*   Guidewire Software, Inc.                                        19,032   1,093,388       0.0%
    Hackett Group, Inc. (The)                                       31,009     499,865       0.0%
#*  Harmonic, Inc.                                                  63,704     324,890       0.0%
    Harris Corp.                                                    54,491   4,861,142       0.1%
    Hewlett Packard Enterprise Co.                                 616,923  13,862,260       0.2%
    HP, Inc.                                                       337,258   4,886,868       0.1%
    IAC/InterActiveCorp                                             74,565   4,804,969       0.1%
*   ID Systems, Inc.                                                 4,988      25,040       0.0%
*   IEC Electronics Corp.                                            4,588      16,517       0.0%
*   II-VI, Inc.                                                     54,088   1,503,646       0.0%
*   Imation Corp.                                                   24,504      13,004       0.0%
#*  Immersion Corp.                                                 13,356     108,985       0.0%
*   Infinera Corp.                                                  64,074     499,777       0.0%
    Ingram Micro, Inc. Class A                                     116,673   4,340,236       0.1%
*   Innodata, Inc.                                                  15,241      37,340       0.0%
*   Insight Enterprises, Inc.                                       35,050   1,009,089       0.0%
*   Integrated Device Technology, Inc.                             100,218   2,075,515       0.0%
    Intel Corp.                                                  1,852,635  64,601,382       1.0%
    InterDigital, Inc.                                              41,337   2,920,459       0.1%
*   Internap Corp.                                                  48,937      61,171       0.0%
    International Business Machines Corp.                           76,831  11,808,156       0.2%
    Intersil Corp. Class A                                          91,361   2,017,251       0.0%
*   Intevac, Inc.                                                   12,535      72,076       0.0%
*   IntraLinks Holdings, Inc.                                       32,205     295,320       0.0%
*   IntriCon Corp.                                                   3,283      19,862       0.0%
    Intuit, Inc.                                                    20,374   2,215,469       0.0%
#*  Inuvo, Inc.                                                     32,403      35,319       0.0%
*   InvenSense, Inc.                                                 5,985      45,785       0.0%
#*  IPG Photonics Corp.                                             38,485   3,733,430       0.1%
*   Iteris, Inc.                                                     3,900      13,299       0.0%
*   Itron, Inc.                                                     36,248   1,953,767       0.0%
*   Ixia                                                            60,413     721,935       0.0%
    IXYS Corp.                                                      28,840     305,704       0.0%
#   j2 Global, Inc.                                                 43,374   3,086,060       0.1%
#   Jabil Circuit, Inc.                                            242,902   5,183,529       0.1%
    Jack Henry & Associates, Inc.                                   43,188   3,499,092       0.1%
    Juniper Networks, Inc.                                         173,224   4,562,720       0.1%
*   Kemet Corp.                                                      9,746      34,696       0.0%
*   Key Tronic Corp.                                                 5,745      44,351       0.0%
*   Keysight Technologies, Inc.                                    115,835   3,799,388       0.1%
*   Kimball Electronics, Inc.                                       17,079     237,398       0.0%
    KLA-Tencor Corp.                                                47,962   3,602,426       0.1%
#*  Knowles Corp.                                                   39,563     591,071       0.0%
#*  Kopin Corp.                                                     35,847      74,920       0.0%
*   Kulicke & Soffa Industries, Inc.                                52,396     693,723       0.0%
*   KVH Industries, Inc.                                            13,737     109,209       0.0%
    Lam Research Corp.                                              56,556   5,478,014       0.1%
#*  Lattice Semiconductor Corp.                                    105,555     640,719       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    Leidos Holdings, Inc.                                           84,551 $ 3,514,785       0.1%
    Lexmark International, Inc. Class A                             58,035   2,303,409       0.0%
*   Limelight Networks, Inc.                                        34,393      61,220       0.0%
    Linear Technology Corp.                                         37,983   2,281,259       0.0%
*   LinkedIn Corp. Class A                                             540     102,384       0.0%
*   Lionbridge Technologies, Inc.                                   70,898     342,437       0.0%
*   Liquidity Services, Inc.                                        15,951     141,166       0.0%
    Littelfuse, Inc.                                                16,057   2,239,951       0.0%
    LogMeIn, Inc.                                                    9,337     887,015       0.0%
*   Lumentum Holdings, Inc.                                         27,316     917,818       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                       30,800   1,132,208       0.0%
#*  Magnachip Semiconductor Corp.                                   20,405     126,511       0.0%
*   Manhattan Associates, Inc.                                      52,380   2,652,523       0.1%
    ManTech International Corp. Class A                             31,877   1,237,784       0.0%
*   Marchex, Inc. Class B                                           23,549      59,343       0.0%
    Marvell Technology Group, Ltd.                                 296,588   3,864,542       0.1%
    Mastercard, Inc. Class A                                        78,491   8,400,107       0.1%
    Maxim Integrated Products, Inc.                                 86,501   3,428,035       0.1%
#   MAXIMUS, Inc.                                                   60,433   3,146,142       0.1%
*   MaxLinear, Inc. Class A                                         44,348     829,751       0.0%
#*  Maxwell Technologies, Inc.                                      11,611      56,197       0.0%
#*  MeetMe, Inc.                                                    47,251     231,057       0.0%
#   Mentor Graphics Corp.                                           93,092   2,690,359       0.1%
#   Mesa Laboratories, Inc.                                          3,934     496,628       0.0%
    Methode Electronics, Inc.                                       35,615   1,111,188       0.0%
#   Microchip Technology, Inc.                                      73,983   4,479,671       0.1%
*   Micron Technology, Inc.                                        649,261  11,141,319       0.2%
#*  Microsemi Corp.                                                 86,590   3,648,037       0.1%
    Microsoft Corp.                                              1,187,445  71,151,704       1.2%
*   MicroStrategy, Inc. Class A                                      7,975   1,553,610       0.0%
    MKS Instruments, Inc.                                           54,977   2,773,590       0.1%
    MOCON, Inc.                                                      3,290      50,831       0.0%
#*  ModusLink Global Solutions, Inc.                                53,705      73,039       0.0%
#*  MoneyGram International, Inc.                                   36,329     254,666       0.0%
#   Monolithic Power Systems, Inc.                                  24,423   1,924,777       0.0%
    Monotype Imaging Holdings, Inc.                                 27,615     527,446       0.0%
#*  MoSys, Inc.                                                     11,163       5,805       0.0%
    Motorola Solutions, Inc.                                        35,174   2,552,929       0.1%
#   MTS Systems Corp.                                               13,804     656,380       0.0%
*   Nanometrics, Inc.                                               19,744     412,452       0.0%
*   NAPCO Security Technologies, Inc.                                7,089      49,623       0.0%
#   National Instruments Corp.                                      69,710   1,958,154       0.0%
    NCI, Inc. Class A                                                5,252      61,711       0.0%
*   NCR Corp.                                                       91,724   3,214,926       0.1%
#*  NeoPhotonics Corp.                                              33,603     470,442       0.0%
    NetApp, Inc.                                                   122,597   4,160,942       0.1%
*   NETGEAR, Inc.                                                   29,261   1,477,680       0.0%
#*  Netscout Systems, Inc.                                          42,080   1,155,096       0.0%
*   NetSuite, Inc.                                                   5,504     512,532       0.0%
#*  NeuStar, Inc. Class A                                           20,843     467,925       0.0%
    NIC, Inc.                                                       40,829     937,026       0.0%
*   Novanta, Inc.                                                   27,180     474,291       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
#*  Novatel Wireless, Inc.                                        20,282 $    53,139       0.0%
*   Nuance Communications, Inc.                                  121,996   1,710,384       0.0%
#*  Numerex Corp. Class A                                          7,077      50,317       0.0%
    NVE Corp.                                                      2,528     142,251       0.0%
#   NVIDIA Corp.                                                 162,000  11,527,920       0.2%
*   Oclaro, Inc.                                                  60,109     439,397       0.0%
*   ON Semiconductor Corp.                                       440,330   5,138,651       0.1%
#*  Onvia, Inc.                                                      521       2,605       0.0%
    Oracle Corp.                                                 475,083  18,252,689       0.3%
#*  OSI Systems, Inc.                                             15,585   1,092,976       0.0%
#*  Palo Alto Networks, Inc.                                       5,065     779,149       0.0%
*   Pandora Media, Inc.                                           59,500     674,135       0.0%
*   PAR Technology Corp.                                           8,391      46,486       0.0%
    Park Electrochemical Corp.                                    14,895     229,830       0.0%
    Paychex, Inc.                                                 62,809   3,467,057       0.1%
#*  Paycom Software, Inc.                                         29,870   1,545,175       0.0%
*   PayPal Holdings, Inc.                                        114,562   4,772,653       0.1%
    PC Connection, Inc.                                           21,908     508,485       0.0%
    PC-Tel, Inc.                                                  14,847      75,423       0.0%
*   PCM, Inc.                                                     10,023     212,488       0.0%
*   PDF Solutions, Inc.                                           27,069     534,613       0.0%
    Pegasystems, Inc.                                             53,386   1,649,627       0.0%
*   Perceptron, Inc.                                               8,358      51,694       0.0%
*   Perficient, Inc.                                              30,511     567,810       0.0%
*   PFSweb, Inc.                                                  17,097     123,440       0.0%
*   Photronics, Inc.                                              65,381     634,196       0.0%
*   Planet Payment, Inc.                                          45,645     159,301       0.0%
    Plantronics, Inc.                                             30,422   1,573,122       0.0%
*   Plexus Corp.                                                  36,121   1,654,703       0.0%
    Power Integrations, Inc.                                      20,537   1,323,610       0.0%
*   PRGX Global, Inc.                                             15,202      69,169       0.0%
*   Progress Software Corp.                                       39,907   1,073,897       0.0%
*   PTC, Inc.                                                     49,041   2,326,505       0.0%
    QAD, Inc. Class A                                              9,085     218,494       0.0%
    QAD, Inc. Class B                                              1,920      40,570       0.0%
*   Qorvo, Inc.                                                   79,280   4,411,932       0.1%
    QUALCOMM, Inc.                                               467,869  32,151,958       0.5%
*   Qualys, Inc.                                                  12,122     451,544       0.0%
*   QuinStreet, Inc.                                              11,598      33,634       0.0%
*   Rackspace Hosting, Inc.                                      134,532   4,296,952       0.1%
*   Radisys Corp.                                                 35,600     148,452       0.0%
#*  Rambus, Inc.                                                  90,188   1,099,392       0.0%
#*  RealNetworks, Inc.                                            68,817     306,924       0.0%
*   RealPage, Inc.                                                 4,895     133,144       0.0%
*   Red Hat, Inc.                                                 22,123   1,713,426       0.0%
    Reis, Inc.                                                     9,884     194,221       0.0%
    RELM Wireless Corp.                                              766       3,983       0.0%
*   RetailMeNot, Inc.                                              3,927      35,539       0.0%
    Richardson Electronics, Ltd.                                   8,608      53,800       0.0%
*   Rofin-Sinar Technologies, Inc.                                25,258     822,148       0.0%
*   Rogers Corp.                                                  18,677   1,016,589       0.0%
*   Rosetta Stone, Inc.                                            7,639      54,390       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
*   Rubicon Project, Inc. (The)                                   19,100 $  146,306       0.0%
*   Rudolph Technologies, Inc.                                    42,313    765,865       0.0%
#   Sabre Corp.                                                   47,200  1,219,176       0.0%
*   salesforce.com, Inc.                                          27,620  2,075,919       0.0%
*   Sanmina Corp.                                                 83,139  2,298,793       0.0%
*   ScanSource, Inc.                                              26,512    927,920       0.0%
    Science Applications International Corp.                      47,695  3,286,662       0.1%
*   Seachange International, Inc.                                 39,230    103,175       0.0%
#   Seagate Technology P.L.C.                                     60,324  2,069,716       0.0%
*   Semtech Corp.                                                 49,830  1,205,886       0.0%
#*  ServiceNow, Inc.                                               7,840    689,214       0.0%
*   ShoreTel, Inc.                                                62,196    413,603       0.0%
#*  Shutterstock, Inc.                                             3,898    229,943       0.0%
*   Sigma Designs, Inc.                                           45,916    335,187       0.0%
*   Silicon Graphics International Corp.                           5,654     43,819       0.0%
*   Silicon Laboratories, Inc.                                    30,386  1,821,641       0.0%
#*  Silver Spring Networks, Inc.                                  32,007    450,018       0.0%
#   Skyworks Solutions, Inc.                                     103,109  7,933,206       0.1%
*   SMTC Corp.                                                     8,334     12,418       0.0%
*   Sonus Networks, Inc.                                          55,228    319,770       0.0%
#*  Splunk, Inc.                                                   8,080    486,335       0.0%
    SS&C Technologies Holdings, Inc.                              83,532  2,667,177       0.1%
*   Stamps.com, Inc.                                              10,182    993,254       0.0%
*   StarTek, Inc.                                                  7,712     51,670       0.0%
*   SunEdison Semiconductor, Ltd.                                  1,263     15,017       0.0%
#*  SunPower Corp.                                                60,268    436,340       0.0%
*   Super Micro Computer, Inc.                                    38,583    914,417       0.0%
*   Sykes Enterprises, Inc.                                       42,490  1,136,183       0.0%
    Symantec Corp.                                               205,370  5,140,411       0.1%
#*  Synaptics, Inc.                                               29,085  1,515,910       0.0%
*   Synchronoss Technologies, Inc.                                38,072  1,397,623       0.0%
    SYNNEX Corp.                                                  40,577  4,160,766       0.1%
*   Synopsys, Inc.                                                56,600  3,356,946       0.1%
#   Syntel, Inc.                                                  56,679  1,139,248       0.0%
    Systemax, Inc.                                                18,932    148,616       0.0%
*   Tableau Software, Inc. Class A                                13,169    632,770       0.0%
#*  Take-Two Interactive Software, Inc.                          112,651  5,000,578       0.1%
#*  Tangoe, Inc.                                                   4,628     39,708       0.0%
    TE Connectivity, Ltd.                                        140,789  8,851,404       0.2%
*   Tech Data Corp.                                               35,334  2,721,425       0.1%
*   TechTarget, Inc.                                              10,591     85,575       0.0%
*   Telenav, Inc.                                                 33,117    180,488       0.0%
    TeleTech Holdings, Inc.                                       51,089  1,435,601       0.0%
#*  Teradata Corp.                                                55,586  1,498,599       0.0%
    Teradyne, Inc.                                               171,647  3,997,659       0.1%
    Tessco Technologies, Inc.                                      6,020     70,133       0.0%
    Tessera Technologies, Inc.                                    48,948  1,815,971       0.0%
    Texas Instruments, Inc.                                      105,315  7,461,568       0.1%
*   TiVo Corp.                                                   107,767  2,139,175       0.0%
    Total System Services, Inc.                                  115,925  5,782,339       0.1%
    TransAct Technologies, Inc.                                    6,652     47,894       0.0%
    Travelport Worldwide, Ltd.                                    76,979  1,086,943       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Information Technology -- (Continued)
*   Travelzoo, Inc.                                                6,908 $       70,462       0.0%
*   Tremor Video, Inc.                                            12,246         20,696       0.0%
#*  Trimble, Inc.                                                 91,598      2,531,769       0.1%
*   TrueCar, Inc.                                                  3,548         34,238       0.0%
*   TTM Technologies, Inc.                                       111,456      1,465,646       0.0%
#*  Twitter, Inc.                                                135,414      2,430,681       0.0%
#*  Tyler Technologies, Inc.                                      15,237      2,444,015       0.1%
#*  Ubiquiti Networks, Inc.                                       27,292      1,430,920       0.0%
#*  Ultimate Software Group, Inc. (The)                            6,315      1,332,402       0.0%
*   Ultra Clean Holdings, Inc.                                    15,471        131,503       0.0%
*   Ultratech, Inc.                                               35,920        764,737       0.0%
#*  Unisys Corp.                                                     222          2,320       0.0%
#*  Universal Display Corp.                                       16,194        837,230       0.0%
*   USA Technologies, Inc.                                         4,111         18,500       0.0%
*   Vantiv, Inc. Class A                                          62,995      3,676,388       0.1%
*   VASCO Data Security International, Inc.                       25,650        352,687       0.0%
#*  Veeco Instruments, Inc.                                       24,418        529,871       0.0%
*   VeriFone Systems, Inc.                                        63,321        980,209       0.0%
*   Verint Systems, Inc.                                          40,160      1,445,760       0.0%
#*  VeriSign, Inc.                                                14,100      1,184,682       0.0%
*   Versum Materials, Inc.                                        12,199        276,917       0.0%
#*  ViaSat, Inc.                                                  42,773      3,022,340       0.1%
#*  Viavi Solutions, Inc.                                        203,831      1,451,277       0.0%
*   Virtusa Corp.                                                 21,489        407,002       0.0%
#   Visa, Inc. Class A                                           285,324     23,542,083       0.4%
#   Vishay Intertechnology, Inc.                                 150,206      2,117,905       0.0%
*   Vishay Precision Group, Inc.                                  10,529        165,305       0.0%
#*  VMware, Inc. Class A                                           6,687        525,598       0.0%
    Wayside Technology Group, Inc.                                 3,335         58,363       0.0%
*   Web.com Group, Inc.                                           59,905        964,470       0.0%
#*  WebMD Health Corp.                                            21,701      1,066,170       0.0%
*   Westell Technologies, Inc. Class A                            24,316         11,672       0.0%
    Western Digital Corp.                                        108,226      6,324,727       0.1%
#   Western Union Co. (The)                                       98,284      1,972,560       0.0%
#*  WEX, Inc.                                                     32,454      3,540,731       0.1%
#*  Workday, Inc. Class A                                          7,129        617,942       0.0%
*   Xcerra Corp.                                                  32,602        179,637       0.0%
    Xerox Corp.                                                  528,427      5,162,732       0.1%
    Xilinx, Inc.                                                  95,771      4,871,871       0.1%
*   XO Group, Inc.                                                25,742        473,653       0.0%
*   Yahoo!, Inc.                                                 140,389      5,833,163       0.1%
#*  YuMe, Inc.                                                     3,900         14,625       0.0%
#*  Zebra Technologies Corp. Class A                              47,670      3,138,593       0.1%
*   Zedge, Inc. Class B                                            8,851         25,845       0.0%
#*  Zillow Group, Inc. Class A                                    39,905      1,318,062       0.0%
#*  Zillow Group, Inc. Class C                                    50,781      1,694,054       0.0%
*   Zix Corp.                                                     42,901        174,607       0.0%
*   Zynga, Inc. Class A                                          648,159      1,821,327       0.0%
                                                                         --------------      ----
Total Information Technology                                              1,150,010,173      18.5%
                                                                         --------------      ----
Materials -- (4.2%)
    A Schulman, Inc.                                              27,726        797,122       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Materials -- (Continued)
*   AdvanSix, Inc.                                                 3,001 $    47,896       0.0%
    AEP Industries, Inc.                                           9,061     992,633       0.0%
    Air Products & Chemicals, Inc.                                27,598   3,682,125       0.1%
*   AK Steel Holding Corp.                                        87,211     453,497       0.0%
    Albemarle Corp.                                               53,480   4,468,254       0.1%
#   Allegheny Technologies, Inc.                                  24,915     339,841       0.0%
    American Vanguard Corp.                                       38,089     578,953       0.0%
    Ampco-Pittsburgh Corp.                                         6,289      67,921       0.0%
    AptarGroup, Inc.                                              59,468   4,248,394       0.1%
    Ashland Global Holdings, Inc.                                 34,927   3,902,394       0.1%
    Avery Dennison Corp.                                          79,803   5,569,451       0.1%
*   Axalta Coating Systems, Ltd.                                  49,072   1,232,689       0.0%
    Balchem Corp.                                                 30,850   2,341,515       0.0%
#   Ball Corp.                                                    59,303   4,570,482       0.1%
#   Bemis Co., Inc.                                              100,549   4,898,747       0.1%
*   Berry Plastics Group, Inc.                                    46,212   2,021,775       0.0%
*   Boise Cascade Co.                                             46,182     889,003       0.0%
    Cabot Corp.                                                   48,043   2,504,962       0.0%
    Calgon Carbon Corp.                                           46,058     727,716       0.0%
    Carpenter Technology Corp.                                    41,391   1,308,370       0.0%
    Celanese Corp. Series A                                       75,964   5,539,295       0.1%
#*  Century Aluminum Co.                                          46,724     341,552       0.0%
#   CF Industries Holdings, Inc.                                  91,456   2,195,859       0.0%
#   Chase Corp.                                                    8,352     570,859       0.0%
    Chemours Co. (The)                                            23,849     391,839       0.0%
*   Chemtura Corp.                                                84,452   2,770,026       0.1%
*   Clearwater Paper Corp.                                        17,020     903,762       0.0%
#*  Cliffs Natural Resources, Inc.                                99,919     551,553       0.0%
#*  Coeur Mining, Inc.                                            67,205     751,352       0.0%
    Commercial Metals Co.                                        114,581   1,800,068       0.0%
#   Compass Minerals International, Inc.                          35,870   2,577,259       0.1%
#*  Contango ORE, Inc.                                               780      12,090       0.0%
#*  Core Molding Technologies, Inc.                                5,299      92,309       0.0%
*   Crown Holdings, Inc.                                          25,266   1,370,680       0.0%
#   Deltic Timber Corp.                                            6,480     364,046       0.0%
    Domtar Corp.                                                  53,404   1,919,874       0.0%
    Dow Chemical Co. (The)                                       290,047  15,607,429       0.3%
    Eagle Materials, Inc.                                         40,969   3,317,260       0.1%
    Eastman Chemical Co.                                          86,161   6,195,838       0.1%
    Ecolab, Inc.                                                  30,645   3,498,740       0.1%
    EI du Pont de Nemours & Co.                                   60,546   4,164,959       0.1%
*   Ferro Corp.                                                  109,934   1,424,745       0.0%
    Ferroglobe P.L.C.                                             47,466     439,061       0.0%
#*  Flotek Industries, Inc.                                       25,460     299,919       0.0%
#   FMC Corp.                                                     41,425   1,942,418       0.0%
#   Freeport-McMoRan, Inc.                                       753,364   8,422,610       0.1%
    Friedman Industries, Inc.                                      5,121      26,168       0.0%
    FutureFuel Corp.                                              29,183     319,846       0.0%
*   GCP Applied Technologies, Inc.                                37,330     964,980       0.0%
    Gold Resource Corp.                                           43,214     245,456       0.0%
    Graphic Packaging Holding Co.                                398,042   4,975,525       0.1%
    Greif, Inc. Class A                                           26,245   1,229,841       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Materials -- (Continued)
    Greif, Inc. Class B                                            9,810 $  571,433       0.0%
*   Handy & Harman, Ltd.                                           1,912     36,615       0.0%
    Hawkins, Inc.                                                 12,128    489,365       0.0%
    Haynes International, Inc.                                     8,353    268,716       0.0%
    HB Fuller Co.                                                 53,829  2,264,586       0.0%
*   Headwaters, Inc.                                              72,600  1,190,640       0.0%
    Hecla Mining Co.                                             518,711  3,107,079       0.1%
    Huntsman Corp.                                               287,401  4,871,447       0.1%
*   Ingevity Corp.                                                22,499    931,459       0.0%
    Innophos Holdings, Inc.                                       18,747    859,362       0.0%
    Innospec, Inc.                                                21,223  1,278,686       0.0%
#   International Flavors & Fragrances, Inc.                      12,369  1,617,618       0.0%
    International Paper Co.                                      218,342  9,831,940       0.2%
    Kaiser Aluminum Corp.                                         12,565    910,837       0.0%
    KapStone Paper and Packaging Corp.                           102,674  1,862,506       0.0%
    KMG Chemicals, Inc.                                           14,203    385,469       0.0%
*   Koppers Holdings, Inc.                                        24,108    789,537       0.0%
*   Kraton Corp.                                                  40,048  1,026,430       0.0%
    Kronos Worldwide, Inc.                                        30,976    238,205       0.0%
*   Louisiana-Pacific Corp.                                      114,081  2,093,386       0.0%
#*  LSB Industries, Inc.                                           7,800     41,262       0.0%
    LyondellBasell Industries NV Class A                          46,533  3,701,700       0.1%
    Martin Marietta Materials, Inc.                               26,524  4,917,019       0.1%
    Materion Corp.                                                23,836    722,231       0.0%
    Mercer International, Inc.                                    75,164    593,796       0.0%
    Minerals Technologies, Inc.                                   35,207  2,365,910       0.0%
    Monsanto Co.                                                  37,757  3,804,773       0.1%
#   Mosaic Co. (The)                                              39,548    930,564       0.0%
    Myers Industries, Inc.                                        48,018    578,617       0.0%
    Neenah Paper, Inc.                                            20,962  1,674,864       0.0%
#   NewMarket Corp.                                                6,400  2,565,824       0.0%
    Newmont Mining Corp.                                         219,773  8,140,392       0.1%
*   Northern Technologies International Corp.                        929     12,913       0.0%
    Nucor Corp.                                                  118,240  5,776,024       0.1%
    Olin Corp.                                                   234,289  5,137,958       0.1%
    Olympic Steel, Inc.                                           14,272    329,540       0.0%
*   OMNOVA Solutions, Inc.                                        56,955    432,858       0.0%
*   Owens-Illinois, Inc.                                         156,245  3,015,528       0.1%
    Packaging Corp. of America                                    60,404  4,983,330       0.1%
    PH Glatfelter Co.                                             34,199    759,902       0.0%
    PolyOne Corp.                                                 82,487  2,411,095       0.0%
    PPG Industries, Inc.                                          21,580  2,009,745       0.0%
    Praxair, Inc.                                                 32,224  3,772,141       0.1%
    Quaker Chemical Corp.                                         13,024  1,400,080       0.0%
#   Rayonier Advanced Materials, Inc.                             39,910    516,036       0.0%
*   Real Industry, Inc.                                           15,250     81,588       0.0%
    Reliance Steel & Aluminum Co.                                 71,129  4,892,253       0.1%
#   Royal Gold, Inc.                                              49,415  3,400,740       0.1%
    RPM International, Inc.                                       60,593  2,880,591       0.1%
*   Ryerson Holding Corp.                                         28,883    296,051       0.0%
#   Schnitzer Steel Industries, Inc. Class A                      21,824    527,050       0.0%
    Schweitzer-Mauduit International, Inc.                        27,211  1,004,358       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                         SHARES     VALUE+    OF NET ASSETS**
                                                                         ------- ------------ ---------------
Materials -- (Continued)
#           Scotts Miracle-Gro Co. (The) Class A                          40,859 $  3,599,269       0.1%
            Sealed Air Corp.                                              75,798    3,458,663       0.1%
            Sensient Technologies Corp.                                   34,767    2,590,489       0.1%
            Sherwin-Williams Co. (The)                                     8,800    2,154,768       0.0%
            Silgan Holdings, Inc.                                         51,834    2,640,942       0.1%
            Sonoco Products Co.                                           96,196    4,837,697       0.1%
            Southern Copper Corp.                                         13,756      390,533       0.0%
            Steel Dynamics, Inc.                                         171,745    4,716,118       0.1%
            Stepan Co.                                                    19,805    1,406,749       0.0%
#*          Stillwater Mining Co.                                        152,485    2,031,100       0.0%
            SunCoke Energy, Inc.                                          55,387      565,501       0.0%
            Synalloy Corp.                                                 4,403       45,351       0.0%
#*          TimkenSteel Corp.                                             40,356      413,649       0.0%
*           Trecora Resources                                             12,605      129,201       0.0%
            Tredegar Corp.                                                24,492      453,102       0.0%
            Trinseo SA                                                    41,879    2,196,554       0.0%
*           UFP Technologies, Inc.                                         1,028       27,448       0.0%
            United States Lime & Minerals, Inc.                            3,941      259,278       0.0%
#           United States Steel Corp.                                    137,736    2,663,814       0.1%
#*          Universal Stainless & Alloy Products, Inc.                     1,587       16,664       0.0%
#*          US Concrete, Inc.                                             21,479    1,071,802       0.0%
            Valspar Corp. (The)                                           39,280    3,912,288       0.1%
            Vulcan Materials Co.                                          44,838    5,075,662       0.1%
#           Westlake Chemical Corp.                                       79,109    4,097,055       0.1%
            WestRock Co.                                                 125,334    5,789,177       0.1%
            Worthington Industries, Inc.                                  53,605    2,519,435       0.0%
            WR Grace & Co.                                                23,231    1,555,548       0.0%
                                                                                 ------------       ---
Total Materials                                                                   287,790,864       4.6%
                                                                                 ------------       ---
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                         12,557           --       0.0%
                                                                                 ------------       ---
Real Estate -- (0.3%)
            Alexander & Baldwin, Inc.                                     61,000    2,549,190       0.0%
#*          Altisource Asset Management Corp.                                743       25,374       0.0%
*           Altisource Portfolio Solutions SA                              8,399      216,274       0.0%
*           AV Homes, Inc.                                                 5,676       90,532       0.0%
*           CBRE Group, Inc. Class A                                     154,667    3,984,222       0.1%
*           CKX Lands, Inc.                                                   39          427       0.0%
            Consolidated-Tomoka Land Co.                                   5,164      261,660       0.0%
#*          Forestar Group, Inc.                                          23,246      255,706       0.0%
*           FRP Holdings, Inc.                                             6,278      199,641       0.0%
            Griffin Industrial Realty, Inc.                                2,369       73,794       0.0%
            HFF, Inc. Class A                                             43,202    1,150,469       0.0%
#*          Howard Hughes Corp. (The)                                     34,870    3,829,772       0.1%
            Jones Lang LaSalle, Inc.                                      33,488    3,243,313       0.1%
            Kennedy-Wilson Holdings, Inc.                                 77,846    1,603,628       0.0%
#*          Marcus & Millichap, Inc.                                      25,618      600,230       0.0%
            RE/MAX Holdings, Inc. Class A                                 12,109      526,136       0.0%
#           Realogy Holdings Corp.                                        79,270    1,814,490       0.0%
            RMR Group, Inc. (The) Class A                                  1,724       59,219       0.0%
#*          St Joe Co. (The)                                              28,886      511,282       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS**
                                                                        --------- ------------ ---------------
Real Estate -- (Continued)
*          Stratus Properties, Inc.                                         2,436 $     58,951       0.0%
#*         Tejon Ranch Co.                                                 15,763      352,146       0.0%
*          Transcontinental Realty Investors, Inc.                            860       10,234       0.0%
*          Trinity Place Holdings, Inc.                                       699        6,752       0.0%
                                                                                  ------------       ---
Total Real Estate                                                                   21,423,442       0.3%
                                                                                  ------------       ---
Telecommunication Services -- (2.6%)
*          Alaska Communications Systems Group, Inc.                       33,007       53,471       0.0%
           AT&T, Inc.                                                   2,688,993   98,928,052       1.6%
           ATN International, Inc.                                         13,203      893,051       0.0%
#*         Boingo Wireless, Inc.                                           31,020      301,514       0.0%
#          CenturyLink, Inc.                                              426,495   11,336,237       0.2%
#*         Cincinnati Bell, Inc.                                           35,281      693,272       0.0%
#          Cogent Communications Holdings, Inc.                            33,553    1,238,106       0.0%
#          Consolidated Communications Holdings, Inc.                      62,182    1,488,015       0.0%
#*         FairPoint Communications, Inc.                                  12,980      202,488       0.0%
#          Frontier Communications Corp.                                  384,236    1,544,629       0.0%
#*         General Communication, Inc. Class A                             47,253      748,488       0.0%
*          Hawaiian Telcom Holdco, Inc.                                     1,676       34,392       0.0%
           IDT Corp. Class B                                               27,465      491,349       0.0%
           Inteliquent, Inc.                                               42,222      708,907       0.0%
#*         Iridium Communications, Inc.                                    44,017      358,739       0.0%
(degrees)* Leap Wireless International, Inc.                               42,008           --       0.0%
*          Level 3 Communications, Inc.                                    89,231    5,010,321       0.1%
*          Lumos Networks Corp.                                            22,556      320,521       0.0%
#*         ORBCOMM, Inc.                                                   62,757      560,420       0.0%
*          SBA Communications Corp. Class A                                21,982    2,490,121       0.1%
           Shenandoah Telecommunications Co.                               69,896    1,845,254       0.0%
           Spok Holdings, Inc.                                             19,425      350,621       0.0%
#*         Sprint Corp.                                                   290,563    1,789,868       0.0%
#*         Straight Path Communications, Inc. Class B                       6,154      149,419       0.0%
*          T-Mobile US, Inc.                                              115,500    5,743,815       0.1%
           Telephone & Data Systems, Inc.                                  86,806    2,243,067       0.1%
*          United States Cellular Corp.                                    21,668      759,463       0.0%
           Verizon Communications, Inc.                                   832,077   40,022,904       0.7%
*          Vonage Holdings Corp.                                          194,648    1,335,285       0.0%
#          Windstream Holdings, Inc.                                       52,701      413,703       0.0%
*          Zayo Group Holdings, Inc.                                       27,617      888,715       0.0%
                                                                                  ------------       ---
Total Telecommunication Services                                                   182,944,207       2.9%
                                                                                  ------------       ---
Utilities -- (1.9%)
           AES Corp.                                                      116,671    1,373,218       0.0%
           ALLETE, Inc.                                                    23,303    1,428,241       0.0%
           Alliant Energy Corp.                                            35,336    1,344,535       0.0%
           Ameren Corp.                                                    37,505    1,873,375       0.0%
           American Electric Power Co., Inc.                               37,600    2,437,984       0.1%
#          American States Water Co.                                       25,084    1,002,858       0.0%
           American Water Works Co., Inc.                                  27,481    2,034,693       0.1%
           Aqua America, Inc.                                              60,722    1,864,165       0.0%
#          Artesian Resources Corp. Class A                                 6,355      179,338       0.0%
           Atmos Energy Corp.                                              35,933    2,673,056       0.1%
#          Avangrid, Inc.                                                  31,599    1,245,317       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Utilities -- (Continued)
    Avista Corp.                                                  39,964 $1,654,510       0.0%
#   Black Hills Corp.                                             23,088  1,427,993       0.0%
#   California Water Service Group                                32,208    998,448       0.0%
*   Calpine Corp.                                                308,110  3,666,509       0.1%
    CenterPoint Energy, Inc.                                      66,859  1,524,385       0.0%
    Chesapeake Utilities Corp.                                    10,263    657,345       0.0%
    CMS Energy Corp.                                              43,000  1,812,450       0.0%
    Connecticut Water Service, Inc.                               10,026    522,054       0.0%
#   Consolidated Edison, Inc.                                     36,546  2,761,050       0.1%
    Consolidated Water Co., Ltd.                                   8,030     89,936       0.0%
    Delta Natural Gas Co., Inc.                                    2,958     69,661       0.0%
#   Dominion Resources, Inc.                                      48,949  3,680,965       0.1%
    DTE Energy Co.                                                26,133  2,509,029       0.1%
    Duke Energy Corp.                                             54,351  4,349,167       0.1%
#*  Dynegy, Inc.                                                  32,683    348,074       0.0%
    Edison International                                          24,797  1,822,084       0.0%
    El Paso Electric Co.                                          27,255  1,259,181       0.0%
    Empire District Electric Co. (The)                            26,321    900,968       0.0%
    Entergy Corp.                                                 26,845  1,977,940       0.0%
#   Eversource Energy                                             43,961  2,420,493       0.1%
    Exelon Corp.                                                  70,455  2,400,402       0.1%
    FirstEnergy Corp.                                             48,347  1,657,819       0.0%
    Fortis, Inc.                                                  43,599  1,432,227       0.0%
    Gas Natural, Inc.                                              5,877     72,581       0.0%
    Genie Energy, Ltd. Class B                                    12,764     66,500       0.0%
    Great Plains Energy, Inc.                                     41,809  1,189,048       0.0%
    Hawaiian Electric Industries, Inc.                            43,152  1,272,984       0.0%
    IDACORP, Inc.                                                 27,260  2,136,911       0.1%
#   MDU Resources Group, Inc.                                     67,992  1,782,070       0.0%
    MGE Energy, Inc.                                              23,460  1,371,237       0.0%
    Middlesex Water Co.                                           12,971    468,253       0.0%
#   National Fuel Gas Co.                                         19,686  1,031,153       0.0%
#   New Jersey Resources Corp.                                    49,762  1,689,420       0.0%
    NextEra Energy, Inc.                                          36,470  4,668,160       0.1%
    NiSource, Inc.                                               106,538  2,478,074       0.1%
    Northwest Natural Gas Co.                                     18,658  1,097,090       0.0%
#   NorthWestern Corp.                                            23,729  1,365,604       0.0%
    NRG Energy, Inc.                                             130,708  1,389,426       0.0%
    NRG Yield, Inc. Class A                                       14,873    219,079       0.0%
    NRG Yield, Inc. Class C                                       25,485    392,469       0.0%
#   OGE Energy Corp.                                              61,233  1,900,672       0.0%
#   ONE Gas, Inc.                                                 29,343  1,798,139       0.0%
#   Ormat Technologies, Inc.                                      47,472  2,289,575       0.1%
    Otter Tail Corp.                                              26,060    936,857       0.0%
#   Pattern Energy Group, Inc.                                    41,838    935,079       0.0%
    PG&E Corp.                                                    38,607  2,398,267       0.1%
    Pinnacle West Capital Corp.                                   17,091  1,301,138       0.0%
    PNM Resources, Inc.                                           48,335  1,587,805       0.0%
    Portland General Electric Co.                                 46,304  2,020,707       0.1%
    PPL Corp.                                                     46,676  1,602,854       0.0%
    Public Service Enterprise Group, Inc.                         50,049  2,106,062       0.1%
    RGC Resources, Inc.                                              678     16,679       0.0%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                           SHARES       VALUE+     OF NET ASSETS**
                                                                         ---------- -------------- ---------------
Utilities -- (Continued)
            SCANA Corp.                                                      22,031 $    1,616,194        0.0%
            Sempra Energy                                                    15,080      1,615,068        0.0%
            SJW Corp.                                                        14,096        715,090        0.0%
#           South Jersey Industries, Inc.                                    53,699      1,592,175        0.0%
            Southern Co. (The)                                               77,191      3,980,740        0.1%
            Southwest Gas Corp.                                              25,612      1,855,845        0.0%
#           Spark Energy, Inc. Class A                                        3,047         73,737        0.0%
#           Spire, Inc.                                                      23,955      1,504,374        0.0%
#*          Talen Energy Corp.                                               48,738        678,920        0.0%
            UGI Corp.                                                       135,135      6,255,399        0.1%
            Unitil Corp.                                                     12,123        491,830        0.0%
            Vectren Corp.                                                    30,704      1,544,718        0.0%
#           WEC Energy Group, Inc.                                           42,285      2,525,260        0.1%
            Westar Energy, Inc.                                              30,202      1,731,179        0.0%
            WGL Holdings, Inc.                                               28,898      1,822,597        0.0%
            Xcel Energy, Inc.                                                56,192      2,334,778        0.1%
#           York Water Co. (The)                                              9,812        310,059        0.0%
                                                                                    --------------      -----
Total Utilities                                                                        129,631,326        2.1%
                                                                                    --------------      -----
TOTAL COMMON STOCKS                                                                  6,200,627,696       99.7%
                                                                                    --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)*  Community Health Systems, Inc. Contingent Value Rights
              12/31/49                                                      137,366          1,167        0.0%
(degrees)*  Dyax Corp. Contingent Value Rights                               15,216         16,890        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                         95,306         96,726        0.0%
(degrees)*  Safeway PDC, LLC Contingent Value Rights                         95,306          4,651        0.0%
                                                                                    --------------      -----
TOTAL RIGHTS/WARRANTS                                                                      119,434        0.0%
                                                                                    --------------      -----
TOTAL INVESTMENT SECURITIES                                                          6,200,747,130
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.260%                                               16,066,072     16,066,072        0.3%
                                                                                    --------------      -----
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@        DFA Short Term Investment Fund                               61,028,336    706,219,906       11.3%
                                                                                    --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,738,462,568)                                 $6,923,033,108      111.3%
                                                                                    ==============      =====

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------------
                                             LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                         ---------------   ------------ ------- --------------
Common Stocks
   Consumer Discretionary                $   920,020,944             --   --    $  920,020,944
   Consumer Staples                          464,863,100             --   --       464,863,100
   Energy                                    382,424,613             --   --       382,424,613
   Financials                              1,111,450,836             --   --     1,111,450,836
   Health Care                               665,979,630             --   --       665,979,630
   Industrials                               884,088,561             --   --       884,088,561
   Information Technology                  1,150,010,173             --   --     1,150,010,173
   Materials                                 287,790,864             --   --       287,790,864
   Other                                              --             --   --                --
   Real Estate                                21,423,442             --   --        21,423,442
   Telecommunication Services                182,944,207             --   --       182,944,207
   Utilities                                 129,631,326             --   --       129,631,326
Rights/Warrants                                       --   $    119,434   --           119,434
Temporary Cash Investments                    16,066,072             --   --        16,066,072
Securities Lending Collateral                         --    706,219,906   --       706,219,906
                                         ---------------   ------------   --    --------------
TOTAL                                     $6,216,693,768   $706,339,340   --    $6,923,033,108
                                         ===============   ============   ==    ==============

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (97.5%)
AUSTRALIA -- (6.3%)
    Alumina, Ltd.                                                  393,774 $    473,268       0.0%
    Aurizon Holdings, Ltd.                                       1,208,753    4,478,328       0.1%
    Australia & New Zealand Banking Group, Ltd.                  1,695,432   35,799,738       1.2%
    Bank of Queensland, Ltd.                                       138,352    1,097,836       0.0%
    Bendigo & Adelaide Bank, Ltd.                                  399,832    3,376,527       0.1%
    BHP Billiton, Ltd.                                           1,639,623   28,645,572       1.0%
#   BHP Billiton, Ltd. Sponsored ADR                               593,811   20,795,261       0.7%
    BlueScope Steel, Ltd.                                          566,575    3,361,279       0.1%
    Boral, Ltd.                                                    639,049    3,053,237       0.1%
    Fortescue Metals Group, Ltd.                                 2,364,334    9,922,227       0.3%
    Incitec Pivot, Ltd.                                          1,222,475    2,734,150       0.1%
    Macquarie Group, Ltd.                                           31,213    1,886,810       0.1%
    National Australia Bank, Ltd.                                    9,486      201,363       0.0%
    Newcrest Mining, Ltd.                                          796,982   13,954,707       0.5%
    Orica, Ltd.                                                     20,451      252,659       0.0%
    Origin Energy, Ltd.                                            877,268    3,535,896       0.1%
    QBE Insurance Group, Ltd.                                      702,690    5,323,921       0.2%
    Rio Tinto, Ltd.                                                283,750   11,740,004       0.4%
    Santos, Ltd.                                                 1,072,408    2,869,496       0.1%
    South32, Ltd.                                                1,919,864    3,746,653       0.1%
    South32, Ltd. ADR                                              213,802    2,057,844       0.1%
    Star Entertainment Grp, Ltd. (The)                              60,554      229,133       0.0%
    Suncorp Group, Ltd.                                            880,422    7,990,800       0.3%
    Tatts Group, Ltd.                                              471,318    1,452,863       0.0%
    Treasury Wine Estates, Ltd.                                     45,965      374,724       0.0%
    Wesfarmers, Ltd.                                                60,581    1,886,434       0.1%
    Woodside Petroleum, Ltd.                                       864,632   18,508,302       0.6%
                                                                           ------------       ---
TOTAL AUSTRALIA                                                             189,749,032       6.3%
                                                                           ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                             37,596    1,178,965       0.0%
    OMV AG                                                          70,386    2,196,720       0.1%
                                                                           ------------       ---
TOTAL AUSTRIA                                                                 3,375,685       0.1%
                                                                           ------------       ---
BELGIUM -- (1.4%)
    Ageas                                                          214,159    7,823,959       0.3%
    Colruyt SA                                                      27,709    1,489,302       0.1%
*   KBC Group NV                                                   197,642   12,048,462       0.4%
    Proximus SADP                                                  101,179    2,895,994       0.1%
    Solvay SA                                                       87,295   10,013,909       0.3%
    UCB SA                                                          42,545    2,879,088       0.1%
    Umicore SA                                                      73,363    4,459,155       0.1%
                                                                           ------------       ---
TOTAL BELGIUM                                                                41,609,869       1.4%
                                                                           ------------       ---
CANADA -- (7.9%)
    Agnico Eagle Mines, Ltd.                                         5,669      287,985       0.0%
    AltaGas, Ltd.                                                  106,451    2,634,093       0.1%
    Bank of Montreal                                               550,366   35,003,278       1.2%
*   BlackBerry, Ltd.(09228F103)                                     21,482      151,448       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                      395,892    2,795,122       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
CANADA -- (Continued)
    Cameco Corp.                                                   263,655 $  2,030,144       0.1%
    Canadian Natural Resources, Ltd.(136385101)                    505,767   16,037,872       0.5%
    Canadian Natural Resources, Ltd.(2171573)                      225,575    7,159,269       0.2%
    Cenovus Energy, Inc.                                           429,409    6,200,666       0.2%
    Crescent Point Energy Corp.(22576C101)                         511,738    6,099,917       0.2%
    Crescent Point Energy Corp.(B67C8W8)                           197,496    2,351,458       0.1%
*   Detour Gold Corp.                                               48,200      918,865       0.0%
*   Eldorado Gold Corp.(284902103)                                   9,235       29,183       0.0%
*   Eldorado Gold Corp.(2307873)                                   258,004      813,656       0.0%
    Empire Co., Ltd. Class A                                       257,695    3,711,822       0.1%
    Encana Corp.                                                   583,595    5,567,496       0.2%
    Fairfax Financial Holdings, Ltd.                                13,680    7,006,245       0.2%
    Finning International, Inc.                                    119,378    2,221,483       0.1%
    First Quantum Minerals, Ltd.                                   456,957    4,340,287       0.1%
    Genworth MI Canada, Inc.                                        26,490      575,303       0.0%
    Goldcorp, Inc.(380956409)                                      520,748    7,915,370       0.3%
    Goldcorp, Inc.(2676302)                                         88,894    1,350,012       0.1%
*   Husky Energy, Inc.                                             472,269    5,080,777       0.2%
    Imperial Oil, Ltd.                                              27,924      906,972       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.       129,014    4,995,890       0.2%
*   Kinross Gold Corp.                                           1,712,330    6,651,189       0.2%
*   Lundin Mining Corp.                                            144,871      567,042       0.0%
    Magna International, Inc.                                       56,114    2,303,480       0.1%
    Manulife Financial Corp.(2492519)                              827,157   11,982,152       0.4%
    Manulife Financial Corp.(56501R106)                            353,081    5,112,613       0.2%
    Maple Leaf Foods, Inc.                                          29,428      670,264       0.0%
    PrairieSky Royalty, Ltd.                                        14,354      312,164       0.0%
    Silver Wheaton Corp.                                           106,148    2,559,228       0.1%
    Sun Life Financial, Inc.(866796105)                            196,051    6,563,787       0.2%
    Sun Life Financial, Inc.(2566124)                              214,163    7,167,507       0.2%
    Suncor Energy, Inc.(B3NB1P2)                                 1,023,634   30,717,418       1.0%
    Suncor Energy, Inc.(867224107)                                 384,922   11,555,358       0.4%
    Teck Resources, Ltd. Class B(878742204)                        387,285    8,357,610       0.3%
    Teck Resources, Ltd. Class B(2879327)                           97,700    2,109,440       0.1%
*   Tourmaline Oil Corp.                                           271,654    7,118,943       0.2%
*   Turquoise Hill Resources, Ltd.                                 360,794    1,118,991       0.0%
    Whitecap Resources, Inc.                                       185,344    1,481,315       0.1%
    WSP Global, Inc.                                                75,511    2,446,099       0.1%
    Yamana Gold, Inc.                                              550,990    1,967,675       0.1%
                                                                           ------------       ---
TOTAL CANADA                                                                236,946,888       7.9%
                                                                           ------------       ---
DENMARK -- (1.9%)
    AP Moller--Maersk A.S. Class A                                   1,933    2,825,394       0.1%
    AP Moller--Maersk A.S. Class B                                   4,274    6,555,808       0.2%
    Carlsberg A.S. Class B                                          57,803    5,207,722       0.2%
    Danske Bank A.S.                                               256,871    7,924,218       0.3%
    DSV A.S.                                                       173,284    8,390,382       0.3%
*   H Lundbeck A.S.                                                 16,426      529,385       0.0%
    ISS A.S.                                                       138,900    5,452,615       0.2%
    Tryg A.S.                                                       12,648      246,648       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
DENMARK -- (Continued)
    Vestas Wind Systems A.S.                                       248,599 $ 19,916,717       0.6%
                                                                           ------------       ---
TOTAL DENMARK                                                                57,048,889       1.9%
                                                                           ------------       ---
FINLAND -- (0.8%)
    Fortum Oyj                                                     206,233    3,437,679       0.1%
    Neste Oyj                                                       50,406    2,174,620       0.1%
    Stora Enso Oyj Class R                                         605,613    5,723,121       0.2%
    UPM-Kymmene Oyj                                                546,631   12,715,461       0.4%
                                                                           ------------       ---
TOTAL FINLAND                                                                24,050,881       0.8%
                                                                           ------------       ---
FRANCE -- (9.5%)
    AXA SA                                                         493,310   11,130,218       0.4%
    AXA SA Sponsored ADR                                           370,612    8,372,125       0.3%
    BNP Paribas SA                                                 488,045   28,298,438       0.9%
*   Bollore SA(BD3RTL2)                                              3,350       12,099       0.0%
    Bollore SA(4572709)                                            497,514    1,637,940       0.1%
    Bouygues SA                                                    161,249    5,256,312       0.2%
    Casino Guichard Perrachon SA                                    75,162    3,741,638       0.1%
    Cie de Saint-Gobain                                            540,393   23,995,163       0.8%
    Cie Generale des Etablissements Michelin                        74,433    8,061,692       0.3%
    CNP Assurances                                                 216,527    3,749,861       0.1%
    Credit Agricole SA                                             297,146    3,205,905       0.1%
#   Electricite de France SA                                       188,405    2,112,061       0.1%
    Engie SA                                                     1,220,619   17,603,422       0.6%
    Natixis SA                                                     651,335    3,295,447       0.1%
    Orange SA                                                    1,778,494   27,982,211       0.9%
*   Peugeot SA                                                     638,250    9,557,801       0.3%
    Renault SA                                                     252,522   21,959,774       0.7%
    SCOR SE                                                        120,145    3,890,727       0.1%
    Societe Generale SA                                            590,348   23,028,001       0.8%
    STMicroelectronics NV                                          481,281    4,567,844       0.2%
    Total SA                                                     1,335,488   63,976,420       2.1%
    Vivendi SA                                                     516,609   10,456,443       0.3%
                                                                           ------------       ---
TOTAL FRANCE                                                                285,891,542       9.5%
                                                                           ------------       ---
GERMANY -- (7.0%)
    Allianz SE                                                     217,369   33,932,220       1.1%
    Allianz SE Sponsored ADR                                       716,588   11,128,612       0.4%
    Bayerische Motoren Werke AG                                    291,133   25,400,030       0.8%
    Commerzbank AG                                                 401,297    2,732,919       0.1%
    Daimler AG                                                     739,542   52,760,385       1.8%
*   Deutsche Bank AG(5750355)                                       38,137      551,523       0.0%
#*  Deutsche Bank AG(D18190898)                                    326,750    4,701,932       0.2%
    Deutsche Lufthansa AG                                          290,166    3,713,864       0.1%
    E.ON SE                                                      2,644,329   19,379,904       0.6%
    Fraport AG Frankfurt Airport Services Worldwide                 36,156    2,146,237       0.1%
    Hannover Rueck SE                                               19,982    2,229,217       0.1%
    HeidelbergCement AG                                             93,572    8,851,729       0.3%
    Linde AG                                                        29,379    4,852,429       0.2%
    Metro AG                                                       222,037    6,650,945       0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG                   45,944    8,920,464       0.3%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
GERMANY -- (Continued)
    Osram Licht AG                                                    9,022 $    512,421       0.0%
*   RWE AG                                                          660,636   10,510,180       0.3%
*   Talanx AG                                                        64,359    1,997,610       0.1%
    Telefonica Deutschland Holding AG                               455,234    1,765,541       0.1%
*   Uniper SE                                                       286,927    3,819,062       0.1%
    Volkswagen AG                                                    29,340    4,385,876       0.1%
                                                                            ------------       ---
TOTAL GERMANY                                                                210,943,100       7.0%
                                                                            ------------       ---
HONG KONG -- (2.8%)
    Bank of East Asia, Ltd. (The)                                    43,185      173,600       0.0%
#   Cathay Pacific Airways, Ltd.                                  1,303,000    1,715,054       0.1%
    CK Hutchison Holdings, Ltd.                                   1,519,848   18,767,131       0.6%
    FIH Mobile, Ltd.                                                554,000      182,822       0.0%
    Guoco Group, Ltd.                                                 6,000       67,359       0.0%
    Hang Lung Group, Ltd.                                           968,000    3,702,833       0.1%
    Hang Lung Properties, Ltd.                                    1,196,000    2,630,138       0.1%
    Henderson Land Development Co., Ltd.                            189,680    1,122,000       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                           62,418       70,538       0.0%
    Hopewell Holdings, Ltd.                                         291,331    1,020,063       0.0%
    Kerry Properties, Ltd.                                          464,000    1,469,212       0.1%
    MTR Corp., Ltd.                                                 535,443    2,963,182       0.1%
    New World Development Co., Ltd.                               7,299,552    9,075,163       0.3%
    NWS Holdings, Ltd.                                              713,833    1,263,022       0.1%
    Shangri-La Asia, Ltd.                                           988,000    1,085,116       0.0%
    Sino Land Co., Ltd.                                           1,428,432    2,425,391       0.1%
    Sun Hung Kai Properties, Ltd.                                   949,434   14,138,138       0.5%
#   Swire Pacific, Ltd. Class A                                     644,500    6,698,841       0.2%
    Swire Pacific, Ltd. Class B                                     672,500    1,257,599       0.1%
#   Tsim Sha Tsui Properties, Ltd.                                  259,630      747,838       0.0%
    Wharf Holdings, Ltd. (The)                                      804,000    6,028,155       0.2%
    Wheelock & Co., Ltd.                                          1,122,000    6,904,906       0.2%
    Yue Yuen Industrial Holdings, Ltd.                               74,500      283,713       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                               83,791,814       2.8%
                                                                            ------------       ---
IRELAND -- (0.3%)
*   Bank of Ireland                                              14,864,477    3,181,779       0.1%
    CRH P.L.C.                                                       34,724    1,127,282       0.0%
    CRH P.L.C. Sponsored ADR                                        148,096    4,783,501       0.2%
    Paddy Power Betfair P.L.C.                                        1,376      142,589       0.0%
                                                                            ------------       ---
TOTAL IRELAND                                                                  9,235,151       0.3%
                                                                            ------------       ---
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                               8,772      373,440       0.0%
    Bank Hapoalim BM                                                899,961    5,190,731       0.2%
*   Bank Leumi Le-Israel BM                                         961,531    3,627,913       0.1%
    Israel Chemicals, Ltd.                                          216,342      768,788       0.0%
    Mizrahi Tefahot Bank, Ltd.                                      137,399    1,789,359       0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR               29,587    1,264,548       0.0%
                                                                            ------------       ---
TOTAL ISRAEL                                                                  13,014,779       0.4%
                                                                            ------------       ---

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ITALY -- (0.9%)
    Assicurazioni Generali SpA                                     162,202 $ 2,095,219       0.1%
    Eni SpA                                                        215,131   3,122,036       0.1%
#   Fiat Chrysler Automobiles NV(BRJFWP3)                          495,401   3,631,748       0.1%
#   Fiat Chrysler Automobiles NV(N31738102)                         71,120     520,598       0.0%
    Intesa Sanpaolo SpA                                          2,001,118   4,639,933       0.2%
    Mediobanca SpA                                                 439,568   3,219,961       0.1%
*   Telecom Italia SpA Sponsored ADR                                93,568     811,235       0.0%
#   UniCredit SpA                                                3,435,645   8,525,929       0.3%
    UnipolSai SpA                                                   16,008      30,591       0.0%
                                                                           -----------       ---
TOTAL ITALY                                                                 26,597,250       0.9%
                                                                           -----------       ---
JAPAN -- (22.5%)
    Aeon Co., Ltd.                                                 699,600   9,668,221       0.3%
    Aisin Seiki Co., Ltd.                                          171,600   7,537,970       0.3%
    Alfresa Holdings Corp.                                          16,200     342,370       0.0%
    Amada Holdings Co., Ltd.                                       219,200   2,496,929       0.1%
    Aoyama Trading Co., Ltd.                                        28,600   1,007,544       0.0%
    Asahi Glass Co., Ltd.                                        1,052,000   7,357,483       0.3%
    Asahi Kasei Corp.                                            1,399,000  12,612,022       0.4%
    Bank of Kyoto, Ltd. (The)                                      148,000   1,085,328       0.0%
    Brother Industries, Ltd.                                       172,600   3,167,083       0.1%
    Calsonic Kansei Corp.                                           62,000     777,021       0.0%
    Canon Marketing Japan, Inc.                                     39,500     682,195       0.0%
    Chiba Bank, Ltd. (The)                                         395,000   2,442,991       0.1%
    Chugoku Bank, Ltd. (The)                                        91,100   1,222,337       0.0%
    Citizen Watch Co., Ltd.                                        193,200   1,085,745       0.0%
    Coca-Cola East Japan Co., Ltd.                                  18,900     416,586       0.0%
    Coca-Cola West Co., Ltd.                                        50,300   1,486,602       0.1%
    COMSYS Holdings Corp.                                           18,500     325,683       0.0%
    Concordia Financial Group, Ltd.                                609,000   2,823,752       0.1%
    Credit Saison Co., Ltd.                                         44,100     762,361       0.0%
    Dai Nippon Printing Co., Ltd.                                  299,000   2,999,056       0.1%
    Dai-ichi Life Holdings, Inc.                                   461,000   6,758,706       0.2%
    Daido Steel Co., Ltd.                                           38,000     161,309       0.0%
    Daiwa Securities Group, Inc.                                   920,000   5,492,574       0.2%
    Denka Co., Ltd.                                                264,000   1,197,659       0.0%
    Denso Corp.                                                    114,100   4,965,059       0.2%
    DIC Corp.                                                       71,600   2,168,894       0.1%
    Dowa Holdings Co., Ltd.                                         57,000     423,328       0.0%
    Ebara Corp.                                                     83,800   2,487,766       0.1%
    FamilyMart UNY Holdings Co., Ltd.                                8,073     506,343       0.0%
    Fuji Electric Co., Ltd.                                         58,000     289,628       0.0%
    FUJIFILM Holdings Corp.                                        255,300   9,653,124       0.3%
    Fujitsu, Ltd.                                                  895,000   5,308,357       0.2%
    Fukuoka Financial Group, Inc.                                  394,000   1,705,024       0.1%
    Furukawa Electric Co., Ltd.                                      3,900     114,740       0.0%
    Glory, Ltd.                                                     42,500   1,404,997       0.1%
    Gunma Bank, Ltd. (The)                                         208,000     993,172       0.0%
    H2O Retailing Corp.                                             77,600   1,152,397       0.0%
    Hachijuni Bank, Ltd. (The)                                     217,000   1,182,999       0.0%
    Hankyu Hanshin Holdings, Inc.                                  154,400   5,111,898       0.2%
    Heiwa Corp.                                                     15,200     357,068       0.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
JAPAN -- (Continued)
    Hiroshima Bank, Ltd. (The)                                     196,000 $   838,813       0.0%
    Hitachi Capital Corp.                                           43,300     965,911       0.0%
    Hitachi Chemical Co., Ltd.                                      71,600   1,673,782       0.1%
    Hitachi Construction Machinery Co., Ltd.                       116,500   2,436,958       0.1%
    Hitachi High-Technologies Corp.                                 19,535     814,727       0.0%
    Hitachi Metals, Ltd.                                           153,900   1,923,651       0.1%
    Hitachi Transport System, Ltd.                                  31,585     651,107       0.0%
    Hitachi, Ltd.                                                3,457,000  18,428,895       0.6%
    Hokuhoku Financial Group, Inc.                                  67,300     970,114       0.0%
    Honda Motor Co., Ltd.                                        1,200,200  35,911,909       1.2%
    Ibiden Co., Ltd.                                               144,200   2,093,350       0.1%
    Idemitsu Kosan Co., Ltd.                                        53,200   1,222,531       0.0%
    Iida Group Holdings Co., Ltd.                                  111,700   2,159,105       0.1%
    Isetan Mitsukoshi Holdings, Ltd.                               128,600   1,299,693       0.0%
    ITOCHU Corp.                                                 1,171,200  14,790,725       0.5%
    Iyo Bank, Ltd. (The)                                           127,118     781,241       0.0%
    J Front Retailing Co., Ltd.                                    280,800   3,865,589       0.1%
    JFE Holdings, Inc.                                             505,100   7,239,379       0.2%
    JGC Corp.                                                      112,500   1,988,747       0.1%
    JSR Corp.                                                      207,100   3,147,188       0.1%
    JTEKT Corp.                                                    193,100   2,857,595       0.1%
    JX Holdings, Inc.                                            1,198,886   4,736,992       0.2%
    Kamigumi Co., Ltd.                                             136,000   1,161,238       0.0%
    Kaneka Corp.                                                   280,000   2,316,632       0.1%
    Kawasaki Heavy Industries, Ltd.                                512,000   1,495,498       0.1%
#   Kawasaki Kisen Kaisha, Ltd.                                    600,500   1,485,574       0.1%
    Kinden Corp.                                                    50,800     611,790       0.0%
*   Kobe Steel, Ltd.                                               313,100   2,583,797       0.1%
    Komatsu, Ltd.                                                  439,400   9,780,650       0.3%
    Konica Minolta, Inc.                                           612,400   5,485,287       0.2%
    Kuraray Co., Ltd.                                              369,700   5,604,841       0.2%
    Kyocera Corp.                                                   73,300   3,561,570       0.1%
    Kyocera Corp. Sponsored ADR                                        555      26,962       0.0%
    Kyushu Financial Group, Inc.                                   149,510     994,158       0.0%
    LIXIL Group Corp.                                              147,340   3,384,149       0.1%
    Marubeni Corp.                                               1,690,400   8,882,674       0.3%
    Mazda Motor Corp.                                              679,800  11,273,646       0.4%
    Mebuki Financial Group, Inc.                                   380,118   1,352,745       0.1%
    Medipal Holdings Corp.                                          73,400   1,254,127       0.0%
    Mitsubishi Chemical Holdings Corp.                           1,991,500  13,076,036       0.4%
    Mitsubishi Corp.                                               300,800   6,546,900       0.2%
    Mitsubishi Gas Chemical Co., Inc.                              207,500   3,193,574       0.1%
    Mitsubishi Heavy Industries, Ltd.                            2,115,000   9,047,687       0.3%
    Mitsubishi Logistics Corp.                                      42,000     568,531       0.0%
    Mitsubishi Materials Corp.                                     153,400   4,395,056       0.2%
    Mitsubishi Motors Corp.                                        567,100   3,148,188       0.1%
    Mitsubishi UFJ Financial Group, Inc.                         3,959,034  20,427,857       0.7%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR           1,691,580   8,711,637       0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                       514,400   2,490,305       0.1%
    Mitsui & Co., Ltd.                                             305,900   4,238,250       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                 4,829   1,329,882       0.1%
    Mitsui Chemicals, Inc.                                         811,000   3,993,895       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
JAPAN -- (Continued)
    Mitsui Fudosan Co., Ltd.                                        126,000 $ 2,869,511       0.1%
    Mitsui OSK Lines, Ltd.                                        1,287,000   3,218,374       0.1%
    Mizuho Financial Group, Inc.                                 16,891,000  28,440,255       1.0%
    MS&AD Insurance Group Holdings, Inc.                            209,463   6,218,287       0.2%
    NEC Corp.                                                     3,146,000   8,412,468       0.3%
    NGK Spark Plug Co., Ltd.                                         13,400     265,927       0.0%
    NHK Spring Co., Ltd.                                            185,400   1,754,878       0.1%
    Nikon Corp.                                                     147,600   2,230,666       0.1%
    Nippo Corp.                                                      61,000   1,176,705       0.0%
    Nippon Electric Glass Co., Ltd.                                 150,000     815,996       0.0%
    Nippon Express Co., Ltd.                                        870,000   4,297,315       0.1%
    Nippon Paper Industries Co., Ltd.                               114,700   2,146,805       0.1%
    Nippon Shokubai Co., Ltd.                                        29,800   2,056,498       0.1%
    Nippon Steel & Sumitomo Metal Corp.                             614,700  12,178,965       0.4%
    Nippon Yusen K.K.                                             2,155,000   4,410,229       0.2%
    Nissan Motor Co., Ltd.                                        1,904,600  19,374,511       0.7%
    Nisshinbo Holdings, Inc.                                        107,000   1,065,319       0.0%
    NOK Corp.                                                       106,600   2,402,308       0.1%
    Nomura Holdings, Inc.                                         1,188,400   5,952,618       0.2%
    Nomura Real Estate Holdings, Inc.                               112,100   1,892,994       0.1%
    NSK, Ltd.                                                       115,900   1,288,404       0.0%
    Obayashi Corp.                                                   67,000     645,425       0.0%
    Oji Holdings Corp.                                            1,074,000   4,541,078       0.2%
    Resona Holdings, Inc.                                         2,425,500  10,750,978       0.4%
    Ricoh Co., Ltd.                                               1,023,200   8,339,312       0.3%
    Rohm Co., Ltd.                                                   37,500   1,971,172       0.1%
    Sankyo Co., Ltd.                                                 14,100     496,729       0.0%
    SBI Holdings, Inc.                                              240,000   2,851,024       0.1%
    Sega Sammy Holdings, Inc.                                        58,400     862,326       0.0%
    Seino Holdings Co., Ltd.                                         80,100     887,563       0.0%
    Sekisui Chemical Co., Ltd.                                       79,000   1,244,146       0.0%
    Sekisui House, Ltd.                                             381,500   6,303,801       0.2%
    Shinsei Bank, Ltd.                                            1,031,000   1,666,882       0.1%
    Shizuoka Bank, Ltd. (The)                                       303,000   2,557,179       0.1%
    Showa Shell Sekiyu K.K.                                          29,500     274,860       0.0%
    Sojitz Corp.                                                    547,200   1,436,003       0.1%
    Sompo Holdings, Inc.                                            184,260   5,962,063       0.2%
    Sony Corp. Sponsored ADR                                         32,551   1,019,823       0.0%
#   Sumco Corp.                                                      76,000     795,154       0.0%
    Sumitomo Chemical Co., Ltd.                                   2,166,000  10,243,828       0.3%
    Sumitomo Corp.                                                  268,400   3,085,689       0.1%
    Sumitomo Electric Industries, Ltd.                              887,900  13,117,366       0.4%
    Sumitomo Forestry Co., Ltd.                                     147,900   2,060,284       0.1%
    Sumitomo Heavy Industries, Ltd.                                 593,000   3,121,855       0.1%
    Sumitomo Metal Mining Co., Ltd.                                 304,000   3,950,433       0.1%
    Sumitomo Mitsui Financial Group, Inc.                           900,727  31,229,702       1.0%
    Sumitomo Mitsui Trust Holdings, Inc.                            171,400   5,783,511       0.2%
    Sumitomo Rubber Industries, Ltd.                                194,900   3,269,695       0.1%
    Suzuken Co., Ltd.                                                30,500     979,616       0.0%
    T&D Holdings, Inc.                                              599,000   7,243,617       0.2%
    Taiheiyo Cement Corp.                                           973,000   2,786,578       0.1%
    Takashimaya Co., Ltd.                                           231,000   1,884,033       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
JAPAN -- (Continued)
    TDK Corp.                                                      170,900 $ 11,799,869       0.4%
    Teijin, Ltd.                                                   243,400    4,702,831       0.2%
    THK Co., Ltd.                                                   86,600    1,828,453       0.1%
    Tokai Rika Co., Ltd.                                            45,200      847,621       0.0%
    Tokio Marine Holdings, Inc.                                    142,500    5,620,678       0.2%
    Tokyo Tatemono Co., Ltd.                                        67,700      859,984       0.0%
    Tokyu Fudosan Holdings Corp.                                   186,500    1,051,181       0.0%
    Toppan Printing Co., Ltd.                                      227,000    2,134,711       0.1%
    Tosoh Corp.                                                    605,000    3,950,954       0.1%
    Toyo Seikan Group Holdings, Ltd.                                92,700    1,709,864       0.1%
    Toyoda Gosei Co., Ltd.                                          71,400    1,636,107       0.1%
    Toyota Motor Corp.                                             150,288    8,717,713       0.3%
    Toyota Tsusho Corp.                                            278,500    6,574,963       0.2%
    Ube Industries, Ltd.                                           713,000    1,471,338       0.1%
#*  Universal Entertainment Corp.                                    1,000       29,931       0.0%
    Yamada Denki Co., Ltd.                                         633,400    3,274,035       0.1%
    Yamaguchi Financial Group, Inc.                                107,000    1,179,602       0.0%
    Yamato Kogyo Co., Ltd.                                           2,600       73,202       0.0%
    Yokohama Rubber Co., Ltd. (The)                                120,500    2,092,191       0.1%
    Zeon Corp.                                                      39,000      356,268       0.0%
                                                                           ------------      ----
TOTAL JAPAN                                                                 678,697,713      22.6%
                                                                           ------------      ----
NETHERLANDS -- (3.2%)
    Aegon NV                                                       844,535    3,653,409       0.1%
    Akzo Nobel NV                                                   62,836    4,059,899       0.1%
#*  ArcelorMittal(B295F26)                                         345,017    2,321,964       0.1%
*   ArcelorMittal(B03XPL1)                                         841,205    5,683,987       0.2%
    Boskalis Westminster                                            57,714    1,861,366       0.1%
    Coca-Cola European Partners P.L.C.                               5,374      206,820       0.0%
    Gemalto NV                                                       2,764      150,344       0.0%
    ING Groep NV                                                 1,774,374   23,292,227       0.8%
#   ING Groep NV Sponsored ADR                                     207,810    2,724,389       0.1%
    Koninklijke Ahold Delhaize NV                                  588,721   13,430,135       0.4%
    Koninklijke DSM NV                                             221,673   14,247,923       0.5%
    Koninklijke KPN NV                                             204,793      667,779       0.0%
    Koninklijke Philips NV(500472303)                              122,883    3,690,177       0.1%
    Koninklijke Philips NV(5986622)                                599,067   18,051,186       0.6%
    NN Group NV                                                     89,894    2,707,844       0.1%
                                                                           ------------      ----
TOTAL NETHERLANDS                                                            96,749,449       3.2%
                                                                           ------------      ----
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                           123,289      580,635       0.0%
    Fletcher Building, Ltd.                                        535,927    3,970,183       0.2%
    Fonterra Co-operative Group, Ltd.                               35,717      150,656       0.0%
                                                                           ------------      ----
TOTAL NEW ZEALAND                                                             4,701,474       0.2%
                                                                           ------------      ----
NORWAY -- (0.7%)
    DNB ASA                                                        484,090    6,998,332       0.2%
    Norsk Hydro ASA                                                616,517    2,756,286       0.1%
    Statoil ASA                                                    270,916    4,422,976       0.2%
    Statoil ASA Sponsored ADR                                      163,129    2,649,215       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
NORWAY -- (Continued)
*   Storebrand ASA                                                  135,512 $   696,956       0.0%
*   Subsea 7 SA                                                      76,598     857,466       0.0%
    Yara International ASA                                           51,894   1,833,117       0.1%
                                                                            -----------       ---
TOTAL NORWAY                                                                 20,214,348       0.7%
                                                                            -----------       ---
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                         865,680          --       0.0%
    EDP Renovaveis SA                                               171,817   1,297,966       0.1%
                                                                            -----------       ---
TOTAL PORTUGAL                                                                1,297,966       0.1%
                                                                            -----------       ---
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                                891,800   1,977,936       0.1%
    City Developments, Ltd.                                         352,100   2,143,843       0.1%
    DBS Group Holdings, Ltd.                                        606,019   6,532,101       0.2%
    Frasers Centrepoint, Ltd.                                       251,800     268,781       0.0%
    Golden Agri-Resources, Ltd.                                   2,177,700     601,327       0.0%
    Hutchison Port Holdings Trust                                 6,111,000   2,714,567       0.1%
    Keppel Corp., Ltd.                                            1,598,800   6,046,093       0.2%
    Olam International, Ltd.                                        143,100     221,100       0.0%
    SembCorp Industries, Ltd.                                       551,600     998,845       0.1%
    Singapore Airlines, Ltd.                                        513,500   3,736,712       0.1%
    United Industrial Corp., Ltd.                                   361,770     707,640       0.0%
    UOL Group, Ltd.                                                 195,707     795,976       0.0%
                                                                            -----------       ---
TOTAL SINGAPORE                                                              26,744,921       0.9%
                                                                            -----------       ---
SPAIN -- (2.6%)
    Banco de Sabadell SA                                          3,520,918   4,701,227       0.2%
    Banco Popular Espanol SA                                          4,040       4,420       0.0%
    Banco Santander SA                                           10,227,554  50,115,277       1.7%
    Banco Santander SA Sponsored ADR                                  2,050       9,922       0.0%
    CaixaBank SA                                                    905,129   2,731,125       0.1%
    Iberdrola SA                                                  1,566,287  10,659,285       0.3%
    Mapfre SA                                                        69,855     207,220       0.0%
    Repsol SA                                                       753,873  10,525,944       0.3%
                                                                            -----------       ---
TOTAL SPAIN                                                                  78,954,420       2.6%
                                                                            -----------       ---
SWEDEN -- (2.3%)
    Boliden AB                                                      333,548   7,730,455       0.3%
    Holmen AB Class B                                                21,447     733,824       0.0%
    ICA Gruppen AB                                                   11,896     369,307       0.0%
    Millicom International Cellular SA                               20,750     911,688       0.0%
    Nordea Bank AB                                                1,558,706  16,380,637       0.6%
    Skandinaviska Enskilda Banken AB Class A                        577,215   5,822,015       0.2%
    Svenska Cellulosa AB SCA Class A                                  4,705     133,306       0.0%
    Svenska Cellulosa AB SCA Class B                                432,952  12,262,414       0.4%
    Svenska Handelsbanken AB Class A                                303,901   4,143,120       0.1%
    Swedbank AB Class A                                             126,705   2,964,798       0.1%
    Tele2 AB Class B                                                186,649   1,541,260       0.1%
    Telefonaktiebolaget LM Ericsson Class B                       1,958,831   9,502,014       0.3%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SWEDEN -- (Continued)
    Telia Co AB                                                   1,720,529 $  6,873,257       0.2%
                                                                            ------------       ---
TOTAL SWEDEN                                                                  69,368,095       2.3%
                                                                            ------------       ---
SWITZERLAND -- (8.1%)
    ABB, Ltd.                                                     1,795,508   37,042,080       1.2%
    Adecco Group AG                                                 186,400   11,068,423       0.4%
    Baloise Holding AG                                               39,019    4,800,488       0.2%
    Banque Cantonale Vaudoise                                            71       44,605       0.0%
    Cie Financiere Richemont SA                                     432,894   27,830,702       0.9%
    Clariant AG                                                     487,737    8,076,660       0.3%
    Credit Suisse Group AG                                          435,558    6,077,242       0.2%
    Credit Suisse Group AG Sponsored ADR                             68,468      951,708       0.0%
*   Dufry AG                                                         34,451    4,191,226       0.1%
    Flughafen Zuerich AG                                              4,611      847,612       0.0%
    Helvetia Holding AG                                                 500      260,132       0.0%
    Julius Baer Group, Ltd.                                          78,237    3,167,157       0.1%
    LafargeHolcim, Ltd.(BZ3DNX4)                                    116,138    6,202,828       0.2%
    LafargeHolcim, Ltd.(7110753)                                    123,989    6,613,661       0.2%
    Novartis AG                                                     374,729   26,593,611       0.9%
    Swatch Group AG (The)(7184736)                                   37,913    2,185,608       0.1%
#   Swatch Group AG (The)(7184725)                                   39,176   11,782,451       0.4%
    Swiss Life Holding AG                                            24,864    6,579,824       0.2%
    Swiss Re AG                                                     347,731   32,273,509       1.1%
    UBS Group AG(BRJL176)                                         1,117,685   15,801,449       0.5%
*   UBS Group AG(H42097107)                                         174,186    2,450,797       0.1%
    Zurich Insurance Group AG                                       111,445   29,171,455       1.0%
                                                                            ------------       ---
TOTAL SWITZERLAND                                                            244,013,228       8.1%
                                                                            ------------       ---
UNITED KINGDOM -- (17.7%)
*   Anglo American P.L.C.                                           920,366   12,773,948       0.4%
    Antofagasta P.L.C.                                              356,170    2,368,909       0.1%
    Aviva P.L.C.                                                    303,531    1,644,766       0.1%
#   Aviva P.L.C. Sponsored ADR                                       26,100      285,012       0.0%
    Barclays P.L.C.                                                 168,462      390,294       0.0%
    Barclays P.L.C. Sponsored ADR                                 1,063,472    9,805,212       0.3%
    Barratt Developments P.L.C.                                     172,399      956,027       0.0%
    BHP Billiton P.L.C. ADR                                         115,552    3,494,292       0.1%
    BP P.L.C. Sponsored ADR                                       3,379,207  120,130,818       4.0%
    Carnival P.L.C.                                                  29,025    1,399,959       0.1%
#   Carnival P.L.C. ADR                                              65,355    3,193,899       0.1%
*   Glencore P.L.C.                                              10,231,265   31,318,984       1.0%
    HSBC Holdings P.L.C.                                          2,954,817   22,253,131       0.7%
    HSBC Holdings P.L.C. Sponsored ADR                            1,591,771   59,898,343       2.0%
    Investec P.L.C.                                                  49,047      304,395       0.0%
    J Sainsbury P.L.C.                                            2,059,461    6,314,394       0.2%
    Kingfisher P.L.C.                                             2,177,337    9,618,209       0.3%
    Lloyds Banking Group P.L.C.                                   9,830,036    6,864,540       0.2%
    Lloyds Banking Group P.L.C. ADR                                 440,896    1,243,327       0.0%
    Old Mutual P.L.C.                                               488,416    1,201,473       0.0%
    Pearson P.L.C.                                                  581,288    5,377,710       0.2%
    Pearson P.L.C. Sponsored ADR                                    134,300    1,239,589       0.0%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR               450,439    2,085,533       0.1%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
UNITED KINGDOM -- (Continued)
     Royal Dutch Shell P.L.C. Class A                                308,332 $    7,679,637        0.3%
     Royal Dutch Shell P.L.C. Sponsored ADR, Class A               1,265,352     63,027,170        2.1%
#    Royal Dutch Shell P.L.C. Sponsored ADR, Class B               1,146,218     59,958,664        2.0%
     Royal Mail P.L.C.                                               369,280      2,215,493        0.1%
*    Standard Chartered P.L.C.                                     1,231,531     10,709,283        0.4%
     Vodafone Group P.L.C.                                        23,523,365     64,602,795        2.2%
#    Vodafone Group P.L.C. Sponsored ADR                             653,411     18,190,952        0.6%
     WM Morrison Supermarkets P.L.C.                               1,731,834      4,794,173        0.2%
                                                                             --------------      -----
TOTAL UNITED KINGDOM                                                            535,340,931       17.8%
                                                                             --------------      -----
UNITED STATES -- (0.0%)
*    Mylan NV                                                          8,672        316,540        0.0%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           2,938,653,965       97.8%
                                                                             --------------      -----
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
     Bayerische Motoren Werke AG                                      35,739      2,713,505        0.1%
     Porsche Automobil Holding SE                                     69,767      3,770,097        0.2%
     Volkswagen AG                                                   154,664     21,324,380        0.7%
                                                                             --------------      -----
TOTAL GERMANY                                                                    27,807,982        1.0%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                           27,807,982        1.0%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/07/16                           10,227,553        572,592        0.0%
                                                                             --------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                                186,649         55,925        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               628,517        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   2,967,090,464
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@ DFA Short Term Investment Fund                                4,261,821     49,317,792        1.6%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,069,346,026)                          $3,016,408,256      100.4%
                                                                             ==============      =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------------
                                            LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                         ------------  -------------- ------- --------------
Common Stocks
   Australia                             $ 22,853,105  $  166,895,927   --    $  189,749,032
   Austria                                         --       3,375,685   --         3,375,685
   Belgium                                         --      41,609,869   --        41,609,869
   Canada                                 236,946,888              --   --       236,946,888
   Denmark                                         --      57,048,889   --        57,048,889
   Finland                                         --      24,050,881   --        24,050,881
   France                                   8,384,224     277,507,318   --       285,891,542
   Germany                                 19,649,606     191,293,494   --       210,943,100
   Hong Kong                                       --      83,791,814   --        83,791,814
   Ireland                                  4,783,501       4,451,650   --         9,235,151
   Israel                                   1,264,548      11,750,231   --        13,014,779
   Italy                                    1,331,833      25,265,417   --        26,597,250
   Japan                                   11,088,304     667,609,409   --       678,697,713
   Netherlands                              8,886,874      87,862,575   --        96,749,449
   New Zealand                                     --       4,701,474   --         4,701,474
   Norway                                   2,649,215      17,565,133   --        20,214,348
   Portugal                                        --       1,297,966   --         1,297,966
   Singapore                                       --      26,744,921   --        26,744,921
   Spain                                        9,922      78,944,498   --        78,954,420
   Sweden                                          --      69,368,095   --        69,368,095
   Switzerland                              3,402,505     240,610,723   --       244,013,228
   United Kingdom                         342,552,811     192,788,120   --       535,340,931
   United States                                   --         316,540   --           316,540
Preferred Stocks
   Germany                                         --      27,807,982   --        27,807,982
Rights/Warrants
   Spain                                           --         572,592   --           572,592
   Sweden                                          --          55,925   --            55,925
Securities Lending Collateral                      --      49,317,792   --        49,317,792
Futures Contracts**                          (799,793)             --   --          (799,793)
                                         ------------  --------------   --    --------------
TOTAL                                    $663,003,543  $2,352,604,920   --    $3,015,608,463
                                         ============  ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (4.8%)
*   Aconex, Ltd.                                                  35,584 $  150,380       0.0%
*   Acrux, Ltd.                                                   19,585      5,068       0.0%
    Adacel Technologies, Ltd.                                     17,466     36,033       0.0%
    Adelaide Brighton, Ltd.                                      170,983    694,685       0.0%
    AGL Energy, Ltd.                                              33,912    494,014       0.0%
    Ainsworth Game Technology, Ltd.                               40,248     54,591       0.0%
    ALS, Ltd.                                                    116,513    550,528       0.0%
    Altium, Ltd.                                                   4,668     27,789       0.0%
#   Alumina, Ltd.                                                880,180  1,057,868       0.1%
    Alumina, Ltd. Sponsored ADR                                   14,400     68,256       0.0%
    AMA Group, Ltd.                                               49,451     39,116       0.0%
    Amcor, Ltd.                                                  147,315  1,644,279       0.1%
    AMP, Ltd.                                                    635,522  2,203,809       0.1%
    Ansell, Ltd.                                                  43,989    724,720       0.1%
    AP Eagers, Ltd.                                               15,769    117,503       0.0%
    APA Group                                                    108,072    653,148       0.0%
*   APN News & Media, Ltd.                                       127,805    259,947       0.0%
    ARB Corp., Ltd.                                               11,535    149,392       0.0%
    Aristocrat Leisure, Ltd.                                      82,577    961,431       0.1%
*   Arrium, Ltd.                                                 983,356          5       0.0%
    Asaleo Care, Ltd.                                             54,889     60,816       0.0%
*   ASG Group, Ltd.                                               64,798     78,692       0.0%
    ASX, Ltd.                                                     12,044    430,827       0.0%
    AUB Group, Ltd.                                                7,864     59,253       0.0%
    Aurizon Holdings, Ltd.                                       423,734  1,569,899       0.1%
*   Ausdrill, Ltd.                                                76,045     76,372       0.0%
    AusNet Services                                              306,607    349,243       0.0%
    Austal, Ltd.                                                  43,318     50,497       0.0%
    Australia & New Zealand Banking Group, Ltd.                  218,548  4,614,730       0.2%
*   Australian Agricultural Co., Ltd.                            148,639    196,987       0.0%
    Australian Pharmaceutical Industries, Ltd.                   112,013    161,464       0.0%
    Auswide Bank, Ltd.                                             1,410      5,657       0.0%
    Automotive Holdings Group, Ltd.                               92,052    282,944       0.0%
    Aveo Group                                                    76,907    187,685       0.0%
    AVJennings, Ltd.                                               8,932      3,868       0.0%
*   AWE, Ltd.                                                    272,850    111,741       0.0%
    Bank of Queensland, Ltd.                                     136,351  1,081,958       0.1%
    Bapcor, Ltd.                                                  16,479     64,251       0.0%
    Beach Energy, Ltd.                                           678,423    369,277       0.0%
*   Beadell Resources, Ltd.                                      320,143    113,901       0.0%
    Bega Cheese, Ltd.                                             15,864     59,413       0.0%
#   Bellamy's Australia, Ltd.                                     10,219     88,245       0.0%
    Bendigo & Adelaide Bank, Ltd.                                178,094  1,503,979       0.1%
    BHP Billiton, Ltd.                                           328,023  5,730,834       0.3%
    BHP Billiton, Ltd. Sponsored ADR                              44,166  1,546,693       0.1%
*   Billabong International, Ltd.                                 38,785     35,589       0.0%
    Blackmores, Ltd.                                               2,266    192,684       0.0%
    BlueScope Steel, Ltd.                                        224,573  1,332,309       0.1%
    Boral, Ltd.                                                  282,192  1,348,252       0.1%
*   Bradken, Ltd.                                                 54,874    134,147       0.0%
    Brambles, Ltd.                                                75,149    657,952       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Breville Group, Ltd.                                          19,698 $  138,525       0.0%
    Brickworks, Ltd.                                              16,274    166,775       0.0%
    BT Investment Management, Ltd.                                18,036    126,425       0.0%
*   Buru Energy, Ltd.                                             92,278     14,324       0.0%
    Cabcharge Australia, Ltd.                                     41,051    112,217       0.0%
    Caltex Australia, Ltd.                                        22,574    525,460       0.0%
    Cardno, Ltd.                                                  59,757     41,966       0.0%
    carsales.com, Ltd.                                            43,518    352,201       0.0%
    Cash Converters International, Ltd.                           96,321     23,445       0.0%
    Cedar Woods Properties, Ltd.                                   7,144     24,400       0.0%
    Challenger, Ltd.                                             149,277  1,218,625       0.1%
    CIMIC Group, Ltd.                                              4,669    104,777       0.0%
    Cleanaway Waste Management, Ltd.                             582,104    512,529       0.0%
    Coca-Cola Amatil, Ltd.                                        71,839    520,458       0.0%
    Cochlear, Ltd.                                                10,902  1,059,253       0.1%
    Collins Foods, Ltd.                                           39,595    144,666       0.0%
    Commonwealth Bank of Australia                                63,713  3,546,959       0.2%
    Computershare, Ltd.                                           58,836    471,294       0.0%
    Corporate Travel Management, Ltd.                              8,432    121,553       0.0%
    Cover-More Group, Ltd.                                        46,116     49,875       0.0%
    Credit Corp. Group, Ltd.                                      19,040    256,216       0.0%
    Crown, Ltd.                                                   13,523    111,798       0.0%
    CSG, Ltd.                                                     69,391     67,524       0.0%
    CSL, Ltd.                                                     29,062  2,217,592       0.1%
    CSR, Ltd.                                                    205,421    570,394       0.0%
    Data#3, Ltd.                                                  23,400     28,108       0.0%
    Decmil Group, Ltd.                                            35,216     29,590       0.0%
    Domino's Pizza Enterprises, Ltd.                              11,496    560,038       0.0%
*   Doray Minerals, Ltd.                                          28,777     11,615       0.0%
    Downer EDI, Ltd.                                             178,145    787,381       0.1%
    DUET Group                                                   219,585    397,543       0.0%
    DuluxGroup, Ltd.                                              80,610    394,230       0.0%
    DWS, Ltd.                                                     11,284     10,552       0.0%
    Eclipx Group, Ltd.                                            52,172    152,584       0.0%
*   Elders, Ltd.                                                  17,233     50,834       0.0%
*   Energy Resources of Australia, Ltd.                           55,774     14,466       0.0%
*   Energy World Corp., Ltd.                                     154,243     25,751       0.0%
    EQT Holdings, Ltd.                                               574      7,750       0.0%
    ERM Power, Ltd.                                               37,573     32,121       0.0%
    Event Hospitality and Entertainment, Ltd.                     29,114    309,697       0.0%
    Evolution Mining, Ltd.                                       404,384    713,120       0.0%
    Fairfax Media, Ltd.                                          873,898    547,394       0.0%
*   Fleetwood Corp., Ltd.                                         11,993     18,259       0.0%
    Flight Centre Travel Group, Ltd.                               9,755    250,639       0.0%
    Fortescue Metals Group, Ltd.                                 489,173  2,052,876       0.1%
    G8 Education, Ltd.                                            89,446    214,589       0.0%
    Genworth Mortgage Insurance Australia, Ltd.                   36,523     84,896       0.0%
    GrainCorp, Ltd. Class A                                       69,247    441,569       0.0%
    Grange Resources, Ltd.                                       167,580     14,604       0.0%
    Greencross, Ltd.                                              24,393    129,279       0.0%
    GUD Holdings, Ltd.                                            12,181     87,864       0.0%
    GWA Group, Ltd.                                               82,577    178,995       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Hansen Technologies, Ltd.                                     37,799 $  118,121       0.0%
    Harvey Norman Holdings, Ltd.                                 140,826    539,302       0.0%
    Healthscope, Ltd.                                            196,243    329,194       0.0%
    HFA Holdings, Ltd.                                            20,779     36,141       0.0%
*   Hills, Ltd.                                                   49,659     24,124       0.0%
*   Horizon Oil, Ltd.                                            251,263      7,227       0.0%
    Iluka Resources, Ltd.                                         78,056    342,207       0.0%
*   Imdex, Ltd.                                                   60,824     27,785       0.0%
    IMF Bentham, Ltd.                                             65,580     91,472       0.0%
    Incitec Pivot, Ltd.                                          376,532    842,140       0.1%
    Independence Group NL                                        134,761    438,809       0.0%
    Infomedia, Ltd.                                               91,828     53,027       0.0%
    Insurance Australia Group, Ltd.                              109,781    458,973       0.0%
    InvoCare, Ltd.                                                21,457    212,901       0.0%
    IOOF Holdings, Ltd.                                           73,370    456,746       0.0%
    IRESS, Ltd.                                                   26,478    228,009       0.0%
    iSelect, Ltd.                                                 57,728     79,880       0.0%
    iSentia Group, Ltd.                                           19,797     52,903       0.0%
    James Hardie Industries P.L.C.                                43,395    645,881       0.0%
    James Hardie Industries P.L.C. Sponsored ADR                   6,180     92,762       0.0%
    JB Hi-Fi, Ltd.                                                23,405    504,540       0.0%
*   Karoon Gas Australia, Ltd.                                    33,143     57,583       0.0%
*   Kingsgate Consolidated, Ltd.                                  46,498      7,188       0.0%
*   Lynas Corp., Ltd.                                            714,623     30,356       0.0%
    MACA, Ltd.                                                    61,847     82,817       0.0%
*   Macmahon Holdings, Ltd.                                      196,207     13,826       0.0%
    Macquarie Atlas Roads Group                                   64,324    230,429       0.0%
    Macquarie Group, Ltd.                                         70,545  4,264,414       0.2%
    Magellan Financial Group, Ltd.                                21,332    344,488       0.0%
    MaxiTRANS Industries, Ltd.                                    33,340     16,088       0.0%
*   Mayne Pharma Group, Ltd.                                     115,327    143,519       0.0%
    McMillan Shakespeare, Ltd.                                    12,096     99,370       0.0%
    McPherson's, Ltd.                                              5,740      4,620       0.0%
    Medibank Pvt, Ltd.                                           350,542    686,754       0.0%
*   Medusa Mining, Ltd.                                           80,202     39,160       0.0%
    Melbourne IT, Ltd.                                            27,781     41,215       0.0%
*   Mesoblast, Ltd.                                               27,071     25,175       0.0%
*   Metals X, Ltd.                                               105,919    111,495       0.0%
*   Metcash, Ltd.                                                371,397    560,499       0.0%
*   Mincor Resources NL                                           43,402     10,732       0.0%
    Mineral Resources, Ltd.                                       64,549    567,863       0.0%
    MMA Offshore, Ltd.                                           133,293     30,889       0.0%
    Monadelphous Group, Ltd.                                      34,048    240,607       0.0%
    Monash IVF Group, Ltd.                                        28,801     46,181       0.0%
    Mortgage Choice, Ltd.                                         27,543     46,887       0.0%
    Myer Holdings, Ltd.                                          347,849    310,042       0.0%
    National Australia Bank, Ltd.                                208,492  4,425,750       0.2%
    Navitas, Ltd.                                                 46,502    184,921       0.0%
*   NetComm Wireless, Ltd.                                        20,389     35,100       0.0%
    New Hope Corp., Ltd.                                          32,366     46,198       0.0%
    Newcrest Mining, Ltd.                                        121,600  2,129,148       0.1%
    nib holdings, Ltd.                                            88,252    323,190       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Nine Entertainment Co. Holdings, Ltd.                        201,170 $  131,228       0.0%
    Northern Star Resources, Ltd.                                135,385    437,894       0.0%
    Nufarm, Ltd.                                                  54,958    368,933       0.0%
    OFX Group, Ltd.                                               23,995     28,246       0.0%
    Oil Search, Ltd.                                             152,464    764,243       0.1%
    Orica, Ltd.                                                  125,356  1,548,695       0.1%
    Origin Energy, Ltd.                                          165,757    668,096       0.0%
*   Orocobre, Ltd.                                                29,368     85,526       0.0%
    Orora, Ltd.                                                  288,391    635,492       0.0%
    OZ Minerals, Ltd.                                             92,541    472,824       0.0%
    Pacific Current Group, Ltd.                                    3,721     10,468       0.0%
    Pact Group Holdings, Ltd.                                     24,166    120,466       0.0%
#*  Paladin Energy, Ltd.                                         836,713     88,961       0.0%
*   Panoramic Resources, Ltd.                                     75,563     13,282       0.0%
    Peet, Ltd.                                                    33,433     24,144       0.0%
    Perpetual, Ltd.                                                9,233    317,040       0.0%
*   Perseus Mining, Ltd.                                         276,533    129,987       0.0%
#   Platinum Asset Management, Ltd.                               45,122    170,887       0.0%
    PMP, Ltd.                                                     73,062     47,826       0.0%
    Premier Investments, Ltd.                                     33,580    361,374       0.0%
    Primary Health Care, Ltd.                                    190,417    555,024       0.0%
*   Prime AET&D Holdings No.1, Ltd.                                    4         --       0.0%
    Prime Media Group, Ltd.                                       58,679     12,487       0.0%
    Programmed Maintenance Services, Ltd.                        105,884    115,401       0.0%
    Qantas Airways, Ltd.                                         334,671    777,717       0.1%
    QBE Insurance Group, Ltd.                                    128,428    973,033       0.1%
    Qube Holdings, Ltd.                                          235,998    399,519       0.0%
    Ramsay Health Care, Ltd.                                       8,906    495,930       0.0%
    RCG Corp., Ltd.                                                4,861      5,372       0.0%
    RCR Tomlinson, Ltd.                                           48,729     98,587       0.0%
    REA Group, Ltd.                                                4,246    164,670       0.0%
    Reckon, Ltd.                                                  23,466     28,180       0.0%
    Reece, Ltd.                                                      591     19,752       0.0%
    Regis Healthcare, Ltd.                                        21,982     65,730       0.0%
    Regis Resources, Ltd.                                         79,059    199,383       0.0%
    Reject Shop, Ltd. (The)                                       10,302     58,472       0.0%
    Resolute Mining, Ltd.                                        270,071    319,021       0.0%
    Retail Food Group, Ltd.                                       33,988    174,840       0.0%
    Ridley Corp., Ltd.                                            91,167     86,318       0.0%
    Rio Tinto, Ltd.                                               69,170  2,861,872       0.1%
    Ruralco Holdings, Ltd.                                         2,394      5,752       0.0%
    SAI Global, Ltd.                                              63,025    224,111       0.0%
*   Salmat, Ltd.(6571511)                                         11,000      3,898       0.0%
    Salmat, Ltd.(BDQZDF5)                                          2,340         62       0.0%
*   Samson Oil & Gas, Ltd. Sponsored ADR                           1,270        991       0.0%
    Sandfire Resources NL                                         64,530    254,543       0.0%
    Santos, Ltd.                                                 360,050    963,404       0.1%
*   Saracen Mineral Holdings, Ltd.                               354,155    306,013       0.0%
    Seek, Ltd.                                                    56,971    632,738       0.0%
    Select Harvests, Ltd.                                         16,707     77,646       0.0%
*   Senex Energy, Ltd.                                           300,848     57,625       0.0%
    Servcorp, Ltd.                                                 9,992     60,279       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Seven Group Holdings, Ltd.                                    28,812 $  198,588       0.0%
    Seven West Media, Ltd.                                       435,437    224,380       0.0%
    SG Fleet Group, Ltd.                                          11,694     31,939       0.0%
    Sigma Pharmaceuticals, Ltd.                                  145,434    146,771       0.0%
    Silver Chef, Ltd.                                              7,279     58,716       0.0%
*   Silver Lake Resources, Ltd.                                  254,382    124,689       0.0%
    Sims Metal Management, Ltd.                                   67,033    509,942       0.0%
    Sirtex Medical, Ltd.                                          11,633    246,230       0.0%
#   Slater & Gordon, Ltd.                                        101,180     27,980       0.0%
    SMS Management & Technology, Ltd.                             19,539     22,640       0.0%
    Sonic Healthcare, Ltd.                                        46,422    721,975       0.1%
    South32, Ltd.                                                669,739  1,307,009       0.1%
    South32, Ltd. ADR                                             47,819    460,258       0.0%
    Southern Cross Media Group, Ltd.                             241,611    263,757       0.0%
    Spark Infrastructure Group                                   306,231    516,265       0.0%
*   Specialty Fashion Group, Ltd.                                  8,094      3,229       0.0%
    Spotless Group Holdings, Ltd.                                298,557    226,485       0.0%
*   St Barbara, Ltd.                                              97,768    199,546       0.0%
    Star Entertainment Grp, Ltd. (The)                           272,629  1,031,612       0.1%
    Steadfast Group, Ltd.                                        165,895    269,376       0.0%
    Suncorp Group, Ltd.                                          120,409  1,092,844       0.1%
*   Sundance Energy Australia, Ltd.                              306,898     40,391       0.0%
    Sunland Group, Ltd.                                           21,844     25,181       0.0%
    Super Retail Group, Ltd.                                      44,252    328,979       0.0%
    Sydney Airport                                                73,615    349,950       0.0%
    Tabcorp Holdings, Ltd.                                       283,898  1,043,037       0.1%
    Tassal Group, Ltd.                                            47,886    140,002       0.0%
    Tatts Group, Ltd.                                            385,640  1,188,756       0.1%
    Technology One, Ltd.                                          52,967    226,199       0.0%
    Telstra Corp., Ltd.                                          114,821    434,246       0.0%
    Telstra Corp., Ltd. ADR                                          600     11,382       0.0%
*   Ten Network Holdings, Ltd.                                    73,201     57,510       0.0%
    TFS Corp., Ltd.                                              136,509    145,324       0.0%
    Thorn Group, Ltd.                                             14,814     19,412       0.0%
*   Tiger Resources, Ltd.                                        202,588      3,081       0.0%
    Tox Free Solutions, Ltd.                                      55,569     99,253       0.0%
    TPG Telecom, Ltd.                                             83,028    476,088       0.0%
    Transurban Group                                              96,237    759,360       0.1%
    Treasury Wine Estates, Ltd.                                  156,226  1,273,612       0.1%
*   Troy Resources, Ltd.                                         169,473     46,061       0.0%
*   UGL, Ltd.                                                     73,461    179,330       0.0%
    Villa World, Ltd.                                              8,253     14,302       0.0%
    Village Roadshow, Ltd.                                        16,637     64,322       0.0%
*   Virgin Australia Holdings, Ltd.()                            312,963         --       0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     255,702     45,653       0.0%
    Virtus Health, Ltd.                                           29,456    155,884       0.0%
    Vita Group, Ltd.                                              23,833     74,068       0.0%
    Vocus Communications, Ltd.                                   114,100    494,687       0.0%
*   Watpac, Ltd.                                                  32,558     22,119       0.0%
    Webjet, Ltd.                                                  15,563    129,284       0.0%
    Wesfarmers, Ltd.                                              41,851  1,303,182       0.1%
*   Western Areas, Ltd.                                           93,639    175,631       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
AUSTRALIA -- (Continued)
    Westpac Banking Corp.                                        208,931 $  4,831,516       0.2%
*   Whitehaven Coal, Ltd.                                        221,391      509,139       0.0%
    Woodside Petroleum, Ltd.                                     193,020    4,131,784       0.2%
    Woolworths, Ltd.                                              64,420    1,156,094       0.1%
*   WorleyParsons, Ltd.                                           68,099      435,219       0.0%
    WPP AUNZ, Ltd.                                               136,482       84,485       0.0%
                                                                         ------------       ---
TOTAL AUSTRALIA                                                           117,759,700       4.9%
                                                                         ------------       ---
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG                                           753       90,180       0.0%
    AMAG Austria Metall AG                                           298       10,475       0.0%
    ANDRITZ AG                                                    10,750      562,068       0.0%
    Atrium European Real Estate, Ltd.                             38,404      164,274       0.0%
    Austria Technologie & Systemtechnik AG                        13,642      151,019       0.0%
    BUWOG AG                                                      14,687      354,982       0.0%
    CA Immobilien Anlagen AG                                      19,079      346,168       0.0%
    Conwert Immobilien Invest SE                                  17,033      302,153       0.0%
    DO & CO AG                                                       897       69,503       0.0%
    Erste Group Bank AG                                           30,864      967,858       0.1%
    EVN AG                                                         9,495      111,032       0.0%
    Kapsch TrafficCom AG                                             655       29,323       0.0%
    Lenzing AG                                                     3,488      454,590       0.0%
    Mayr Melnhof Karton AG                                         2,507      277,685       0.0%
    Oesterreichische Post AG                                       7,933      273,707       0.0%
    OMV AG                                                        76,231    2,379,140       0.1%
    Palfinger AG                                                   1,362       41,202       0.0%
    POLYTEC Holding AG                                             1,501       12,983       0.0%
    Porr Ag                                                          865       31,090       0.0%
*   Raiffeisen Bank International AG                              42,406      694,495       0.1%
    RHI AG                                                         6,143      154,609       0.0%
    Rosenbauer International AG                                      731       42,702       0.0%
    S IMMO AG                                                     10,687      114,682       0.0%
    Schoeller-Bleckmann Oilfield Equipment AG                        813       57,603       0.0%
    Semperit AG Holding                                            3,249       88,103       0.0%
    Strabag SE                                                     6,439      216,113       0.0%
    Telekom Austria AG                                            31,988      183,722       0.0%
    UNIQA Insurance Group AG                                      23,889      153,875       0.0%
    Verbund AG                                                    17,084      284,919       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe           6,529      128,672       0.0%
    Voestalpine AG                                                33,267    1,178,519       0.1%
    Wienerberger AG                                               48,107      768,778       0.1%
    Zumtobel Group AG                                              4,824       84,620       0.0%
                                                                         ------------       ---
TOTAL AUSTRIA                                                              10,780,844       0.5%
                                                                         ------------       ---
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV                                      9,630    1,336,644       0.1%
    Ageas                                                         45,717    1,670,191       0.1%
*   AGFA-Gevaert NV                                               93,007      386,547       0.0%
    Anheuser-Busch InBev NV Sponsored ADR                         13,736    1,586,371       0.1%
    Anheuser-Busch InBev SA                                       45,871    5,264,605       0.2%
    Atenor                                                           165        8,366       0.0%
    Banque Nationale de Belgique                                      55      170,267       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
BELGIUM -- (Continued)
    Barco NV                                                       4,218 $   331,741       0.0%
    Bekaert SA                                                    16,052     713,612       0.0%
    bpost SA                                                      15,737     418,675       0.0%
*   Celyad SA                                                      1,215      20,783       0.0%
    Cie d'Entreprises CFE                                          2,964     326,714       0.0%
*   Cie Immobiliere de Belgique SA                                   329      18,327       0.0%
    Colruyt SA                                                    22,901   1,230,882       0.1%
    D'ieteren SA                                                  10,401     458,523       0.0%
    Deceuninck NV                                                 18,601      48,231       0.0%
    Econocom Group SA                                             32,081     477,054       0.0%
    Elia System Operator SA                                        6,629     343,057       0.0%
    Euronav NV                                                    31,723     248,196       0.0%
    EVS Broadcast Equipment SA                                     3,420     119,722       0.0%
    Exmar NV                                                       7,097      50,712       0.0%
#*  Fagron                                                        11,761     115,637       0.0%
*   Galapagos NV                                                   9,303     566,038       0.0%
    Ion Beam Applications                                          6,562     311,636       0.0%
    Jensen-Group NV                                                  324      12,203       0.0%
*   KBC Group NV                                                  22,708   1,384,303       0.1%
    Kinepolis Group NV                                             7,850     353,218       0.0%
    Lotus Bakeries                                                    44     120,891       0.0%
*   MDxHealth                                                      5,908      30,346       0.0%
    Melexis NV                                                     4,562     298,681       0.0%
*   Nyrstar NV                                                    28,519     146,439       0.0%
    Ontex Group NV                                                14,649     443,106       0.0%
*   Orange Belgium SA                                             16,120     363,062       0.0%
    Picanol                                                          274      22,436       0.0%
    Proximus SADP                                                 30,745     879,998       0.1%
    RealDolmen                                                       455      11,274       0.0%
    Recticel SA                                                    9,986      65,260       0.0%
    Resilux                                                          440      73,256       0.0%
    Roularta Media Group NV                                        1,508      41,740       0.0%
    Sioen Industries NV                                            4,172     124,383       0.0%
    Sipef SA                                                         867      49,722       0.0%
    Solvay SA                                                     23,613   2,708,728       0.1%
*   Telenet Group Holding NV                                       8,945     478,929       0.0%
*   Tessenderlo Chemie NV                                         15,206     507,663       0.0%
    UCB SA                                                        20,644   1,397,012       0.1%
    Umicore SA                                                    23,662   1,438,225       0.1%
    Van de Velde NV                                                2,567     180,801       0.0%
*   Viohalco SA                                                   20,959      30,792       0.0%
                                                                         -----------       ---
TOTAL BELGIUM                                                             27,384,999       1.1%
                                                                         -----------       ---
BRAZIL -- (1.6%)
    AES Tiete Energia SA(BZ8W2L7)                                 55,404     287,087       0.0%
    AES Tiete Energia SA(BZ8W2J5)                                     21          23       0.0%
    Aliansce Shopping Centers SA(B23FNB7)                         50,479     265,363       0.0%
*   Aliansce Shopping Centers SA(BDCWJC9)                         12,783      67,880       0.0%
    Alupar Investimento SA                                        21,148     123,098       0.0%
    Ambev SA                                                      24,800     146,298       0.0%
    AMBEV SA ADR                                                 107,421     633,784       0.1%
    Arezzo Industria e Comercio SA                                17,650     163,506       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
BRAZIL -- (Continued)
*   B2W Cia Digital                                               60,726 $  298,305       0.0%
    Banco Alfa de Investimento SA                                 14,300     20,249       0.0%
    Banco Bradesco SA                                             41,749    415,005       0.0%
    Banco do Brasil SA                                            85,084    780,736       0.1%
    Banco Santander Brasil SA                                     36,828    303,439       0.0%
    BB Seguridade Participacoes SA                                36,500    367,516       0.0%
    BM&FBovespa SA--Bolsa de Valores Mercadorias e Futuros       582,214  3,429,080       0.2%
*   BR Malls Participacoes SA                                    116,610    466,878       0.0%
*   Brasil Brokers Participacoes SA                               61,000     34,399       0.0%
    BrasilAgro--Co. Brasileira de Propriedades Agricolas           3,200     10,386       0.0%
    Braskem SA Sponsored ADR                                      23,556    418,119       0.0%
    BRF SA                                                        32,816    548,990       0.0%
    BRF SA ADR                                                    12,343    206,375       0.0%
    CCR SA                                                        70,662    384,081       0.0%
*   Centrais Eletricas Brasileiras SA                             66,200    491,523       0.0%
    CETIP SA--Mercados Organizados                                66,833    939,473       0.1%
    Cia Brasileira de Distribuicao ADR                             7,747    147,580       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo               23,700    250,216       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR           25,800    271,416       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                      15,481    161,600       0.0%
    Cia Energetica de Minas Gerais                                 7,639     23,213       0.0%
    Cia Hering                                                    83,599    507,042       0.0%
    Cia Paranaense de Energia                                      7,100     52,605       0.0%
*   Cia Siderurgica Nacional SA                                  120,100    404,096       0.0%
*   Cia Siderurgica Nacional SA Sponsored ADR                    222,689    750,462       0.1%
    Cielo SA                                                      29,787    302,351       0.0%
*   Cosan Logistica SA                                            26,680     41,207       0.0%
    Cosan SA Industria e Comercio                                 50,330    676,743       0.1%
    CPFL Energia SA                                               29,300    222,320       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                   7,800     59,868       0.0%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes       95,421    321,358       0.0%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                  300        973       0.0%
    Direcional Engenharia SA                                      19,404     33,556       0.0%
    Duratex SA                                                   131,185    354,265       0.0%
*   EcoRodovias Infraestrutura e Logistica SA                     67,520    200,318       0.0%
    EDP--Energias do Brasil SA                                    65,752    316,195       0.0%
    Embraer SA                                                     8,000     42,982       0.0%
    Embraer SA ADR                                                26,052    557,252       0.0%
    Engie Brasil Energia SA                                       13,700    174,040       0.0%
    Equatorial Energia SA                                         39,532    705,186       0.1%
    Estacio Participacoes SA                                      98,108    568,916       0.0%
    Eternit SA                                                    53,144     25,806       0.0%
    Even Construtora e Incorporadora SA                          102,300    142,297       0.0%
    Ez Tec Empreendimentos e Participacoes SA                     24,159    125,109       0.0%
    Fibria Celulose SA                                            19,883    159,089       0.0%
    Fibria Celulose SA Sponsored ADR                              29,555    235,849       0.0%
    Fleury SA                                                     37,600    497,682       0.0%
    GAEC Educacao SA                                               8,900     37,641       0.0%
    Gafisa SA                                                     86,400     66,586       0.0%
    Gafisa SA ADR                                                 54,377     84,828       0.0%
    Gerdau SA                                                     59,100    149,972       0.0%
    Gerdau SA Sponsored ADR                                      134,698    462,014       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
BRAZIL -- (Continued)
    Grendene SA                                                   26,900 $  165,344       0.0%
    Guararapes Confeccoes SA                                       4,700     97,210       0.0%
    Helbor Empreendimentos SA(B28RS68)                            52,475     33,372       0.0%
*   Helbor Empreendimentos SA(BD87RD5)                            14,202      8,854       0.0%
    Hypermarcas SA                                                29,698    248,972       0.0%
    Iguatemi Empresa de Shopping Centers SA                       17,900    169,074       0.0%
*   International Meal Co. Alimentacao SA                         39,600     73,071       0.0%
    Iochpe Maxion SA                                              47,137    239,229       0.0%
    Itau Unibanco Holding SA                                      33,569    350,624       0.0%
    JBS SA                                                       185,333    563,779       0.0%
*   JHSF Participacoes SA                                         23,200     12,647       0.0%
    JSL SA                                                        23,100     84,671       0.0%
    Kepler Weber SA                                                4,800     28,346       0.0%
    Klabin SA                                                     93,277    480,704       0.0%
    Kroton Educacional SA                                        418,720  2,085,729       0.1%
    Light SA                                                      26,507    145,739       0.0%
    Linx SA                                                       15,300     91,071       0.0%
    Localiza Rent a Car SA                                        50,104    622,062       0.1%
*   Log-in Logistica Intermodal SA                                 3,100      3,409       0.0%
    Lojas Americanas SA                                           34,293    168,242       0.0%
    Lojas Renner SA                                              152,460  1,289,605       0.1%
*   LPS Brasil Consultoria de Imoveis SA                           4,600      5,692       0.0%
    M Dias Branco SA                                               9,616    410,638       0.0%
*   Magnesita Refratarios SA                                      17,186    122,000       0.0%
    Mahle-Metal Leve SA                                            9,900     68,636       0.0%
*   Marfrig Global Foods SA                                      114,300    203,749       0.0%
*   Marisa Lojas SA                                               19,360     47,005       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                  52,057     81,380       0.0%
*   Minerva SA                                                    35,600    112,756       0.0%
    MRV Engenharia e Participacoes SA                            159,837    618,918       0.1%
    Multiplan Empreendimentos Imobiliarios SA                     14,775    296,935       0.0%
    Multiplus SA                                                  11,200    151,860       0.0%
    Natura Cosmeticos SA                                          34,047    327,030       0.0%
    Odontoprev SA                                                 52,600    197,744       0.0%
    Paranapanema SA                                               51,280     27,632       0.0%
*   Petroleo Brasileiro SA                                       321,106  1,875,130       0.1%
*   Petroleo Brasileiro SA Sponsored ADR                          19,287    225,079       0.0%
    Porto Seguro SA                                               41,477    393,330       0.0%
    Portobello SA                                                 21,800     17,415       0.0%
    Qualicorp SA                                                  87,226    561,285       0.0%
    Raia Drogasil SA                                              35,950    798,063       0.1%
*   Restoque Comercio e Confeccoes de Roupas SA                   29,876     36,409       0.0%
    Rodobens Negocios Imobiliarios SA                              6,300     10,263       0.0%
*   Rumo Logistica Operadora Multimodal SA                       111,916    250,339       0.0%
    Santos Brasil Participacoes SA                                89,250     84,441       0.0%
    Sao Martinho SA                                               16,000    318,647       0.0%
    Ser Educacional SA                                             8,000     51,805       0.0%
    SLC Agricola SA                                               34,600    171,374       0.0%
    Smiles SA                                                      8,000    146,015       0.0%
    Sonae Sierra Brasil SA                                         5,937     35,693       0.0%
    Sul America SA                                                85,678    517,234       0.0%
    Tecnisa SA                                                    46,758     36,182       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
BRAZIL -- (Continued)
    Telefonica Brasil SA ADR                                      12,260 $   176,544       0.0%
    Tim Participacoes SA                                          72,021     199,908       0.0%
    Tim Participacoes SA ADR                                       6,220      86,147       0.0%
    Totvs SA                                                      40,182     364,556       0.0%
    Transmissora Alianca de Energia Eletrica SA                   51,533     334,997       0.0%
    Ultrapar Participacoes SA                                      2,500      56,649       0.0%
    Ultrapar Participacoes SA Sponsored ADR                       28,612     646,631       0.1%
*   Usinas Siderurgicas de Minas Gerais SA                        23,560      65,100       0.0%
    Vale SA                                                      181,082   1,252,597       0.1%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                31,193     292,288       0.0%
    Via Varejo SA                                                 52,100     149,347       0.0%
    WEG SA                                                        57,532     317,219       0.0%
                                                                         -----------       ---
TOTAL BRAZIL                                                              39,038,642       1.6%
                                                                         -----------       ---
CANADA -- (6.3%)
*   5N Plus, Inc.                                                 20,100      25,176       0.0%
    Absolute Software Corp.                                       10,380      49,296       0.0%
    Acadian Timber Corp.                                             953      12,391       0.0%
*   Advantage Oil & Gas, Ltd.                                     79,861     538,837       0.0%
    Aecon Group, Inc.                                             24,581     317,777       0.0%
    Ag Growth International, Inc.                                  2,000      69,530       0.0%
    AGF Management, Ltd. Class B                                  30,628     116,685       0.0%
    Agnico Eagle Mines, Ltd.(2009823)                             20,085   1,020,073       0.1%
    Agnico Eagle Mines, Ltd.(008474108)                            2,958     150,266       0.0%
    Agrium, Inc.(008916108)                                        9,921     910,946       0.1%
    Agrium, Inc.(2213538)                                         10,637     976,466       0.1%
    AGT Food & Ingredients, Inc.                                   7,518     213,775       0.0%
    Aimia, Inc.                                                   19,730     106,645       0.0%
*   Air Canada                                                    10,733     101,225       0.0%
    AirBoss of America Corp.                                       7,093      67,212       0.0%
*   Alacer Gold Corp.                                            122,202     246,900       0.0%
    Alamos Gold, Inc. Class A(011532108)                          40,526     318,129       0.0%
    Alamos Gold, Inc. Class A(BZ3DNP6)                            66,374     520,580       0.0%
    Alaris Royalty Corp.                                          10,159     149,283       0.0%
*   Alexco Resource Corp.                                         33,113      57,521       0.0%
    Algoma Central Corp.                                           3,600      30,463       0.0%
    Algonquin Power & Utilities Corp.                             58,426     516,177       0.0%
    Alimentation Couche-Tard, Inc. Class B                        32,955   1,655,489       0.1%
    AltaGas, Ltd.                                                 33,403     826,546       0.1%
*   Alterra Power Corp.                                            2,071       8,305       0.0%
    Altus Group, Ltd.                                             11,055     238,441       0.0%
*   Amaya, Inc.(BT8J595)                                           2,097      28,079       0.0%
*   Amaya, Inc.(02314M108)                                        17,085     229,793       0.0%
*   Americas Silver Corp.                                        139,824      32,837       0.0%
    Andrew Peller, Ltd. Class A                                   11,100      92,190       0.0%
    ARC Resources, Ltd.                                           58,992   1,001,452       0.1%
*   Argonaut Gold, Inc.                                           72,341     146,160       0.0%
    Atco, Ltd. Class I                                            10,200     357,567       0.0%
*   Athabasca Oil Corp.                                          182,955     171,866       0.0%
*   ATS Automation Tooling Systems, Inc.                          29,357     251,700       0.0%
*   AuRico Metals, Inc.(05157J108)                                13,553      12,604       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
*   AuRico Metals, Inc.(BYR52G5)                                  29,187 $   26,765       0.0%
    AutoCanada, Inc.                                               6,365    104,636       0.0%
#*  Avigilon Corp.                                                10,738     68,048       0.0%
*   B2Gold Corp.                                                 329,230    952,369       0.1%
    Badger Daylighting, Ltd.                                       7,590    163,989       0.0%
    Bank of Montreal(063671101)                                   23,441  1,490,848       0.1%
    Bank of Montreal(2076009)                                     43,584  2,773,675       0.1%
    Bank of Nova Scotia (The)(2076281)                            46,481  2,497,838       0.1%
    Bank of Nova Scotia (The)(064149107)                          34,264  1,842,033       0.1%
    Barrick Gold Corp.                                           108,748  1,912,877       0.1%
*   Baytex Energy Corp.(B4VGVM3)                                  70,319    270,518       0.0%
*   Baytex Energy Corp.(07317Q105)                                22,889     88,123       0.0%
    BCE, Inc.                                                     14,400    654,250       0.0%
*   Bellatrix Exploration, Ltd.(B580BW5)                          49,851     44,971       0.0%
*   Bellatrix Exploration, Ltd.(078314101)                         8,926      8,149       0.0%
*   Birchcliff Energy, Ltd.                                       44,243    281,693       0.0%
    Bird Construction, Inc.                                       11,216     91,982       0.0%
    Black Diamond Group, Ltd.                                     13,816     45,116       0.0%
*   BlackBerry, Ltd.(BCBHZ31)                                     47,700    336,777       0.0%
*   BlackBerry, Ltd.(09228F103)                                   92,995    655,615       0.0%
*   BlackPearl Resources, Inc.                                    67,251     74,205       0.0%
*   Bombardier, Inc. Class A                                       9,090     13,690       0.0%
*   Bombardier, Inc. Class B                                     241,100    319,957       0.0%
    Bonavista Energy Corp.                                        74,902    244,592       0.0%
    Bonterra Energy Corp.                                         10,650    200,407       0.0%
    Boralex, Inc. Class A                                         11,100    159,222       0.0%
    Brookfield Asset Management, Inc. Class A                     18,750    656,592       0.0%
*   BRP, Inc.                                                      6,448    124,653       0.0%
    CAE, Inc.(2162760)                                            26,952    378,570       0.0%
    CAE, Inc.(124765108)                                           3,000     42,120       0.0%
#   Calfrac Well Services, Ltd.                                   38,641     79,224       0.0%
    Calian Group, Ltd.                                             1,800     33,684       0.0%
    Callidus Capital Corp.                                         5,800     73,424       0.0%
    Cameco Corp.                                                  32,075    247,025       0.0%
    Canaccord Genuity Group, Inc.                                 53,815    168,110       0.0%
*   Canacol Energy, Ltd.                                          51,084    157,674       0.0%
    Canadian Energy Services & Technology Corp.                   25,217     99,454       0.0%
    Canadian Imperial Bank of Commerce                            18,696  1,400,841       0.1%
    Canadian National Railway Co.(2180632)                        13,000    817,237       0.1%
    Canadian National Railway Co.(136375102)                       4,838    304,165       0.0%
    Canadian Natural Resources, Ltd.(136385101)                   84,975  2,694,557       0.1%
    Canadian Natural Resources, Ltd.(2171573)                     41,220  1,308,235       0.1%
    Canadian Pacific Railway, Ltd.                                 9,072  1,296,850       0.1%
    Canadian Tire Corp., Ltd. Class A                             12,043  1,170,630       0.1%
    Canadian Utilities, Ltd. Class A                              18,114    517,639       0.0%
    Canadian Western Bank                                         42,776    811,637       0.1%
    Canam Group, Inc.                                             16,666    111,952       0.0%
    Canexus Corp.                                                 66,064     75,851       0.0%
*   Canfor Corp.                                                  32,204    357,262       0.0%
    Canfor Pulp Products, Inc.                                    15,606    117,979       0.0%
    CanWel Building Materials Group, Ltd.                          5,400     26,370       0.0%
    Canyon Services Group, Inc.                                   35,900    142,658       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Capital Power Corp.                                           21,645 $  333,236       0.0%
*   Capstone Mining Corp.                                        149,688     90,395       0.0%
    Cascades, Inc.                                                30,187    284,698       0.0%
    CCL Industries, Inc. Class B                                   5,735  1,019,926       0.1%
*   Celestica, Inc.                                               42,891    508,258       0.0%
    Cenovus Energy, Inc.                                          75,667  1,092,631       0.1%
    Centerra Gold, Inc.(B01NXQ4)                                  81,354    411,229       0.0%
    Centerra Gold, Inc.(152006102)                                 1,177      5,956       0.0%
*   Cequence Energy, Ltd.                                         42,205      9,125       0.0%
    Cervus Equipment Corp.                                         3,004     30,123       0.0%
*   CGI Group, Inc. Class A                                       27,460  1,304,314       0.1%
*   China Gold International Resources Corp., Ltd.                95,424    247,577       0.0%
    CI Financial Corp.                                            13,452    247,518       0.0%
    Cineplex, Inc.                                                 9,995    380,038       0.0%
    Clearwater Seafoods, Inc.                                      5,700     58,007       0.0%
    Cogeco Communications, Inc.                                    7,351    342,860       0.0%
    Cogeco, Inc.                                                   3,326    122,620       0.0%
    Colliers International Group, Inc.(194693107)                  3,783    131,648       0.0%
    Colliers International Group, Inc.(BYL7SB4)                    2,200     76,597       0.0%
    Computer Modelling Group, Ltd.                                17,124    126,646       0.0%
    Constellation Software, Inc.                                   2,091    979,557       0.1%
#*  Copper Mountain Mining Corp.                                  31,221     10,009       0.0%
    Corby Spirit and Wine, Ltd.                                    1,600     29,035       0.0%
*   Corridor Resources, Inc.                                      15,700      4,799       0.0%
    Corus Entertainment, Inc. Class B                             45,423    374,885       0.0%
    Cott Corp.(22163N106)                                         26,176    343,167       0.0%
    Cott Corp.(2228952)                                           26,799    351,446       0.0%
    Crescent Point Energy Corp.(22576C101)                        46,828    558,190       0.0%
    Crescent Point Energy Corp.(B67C8W8)                          21,400    254,796       0.0%
*   Crew Energy, Inc.                                             65,575    322,179       0.0%
*   Delphi Energy Corp.                                           68,100     52,802       0.0%
*   Denison Mines Corp.                                          145,885     58,732       0.0%
*   Descartes Systems Group, Inc. (The)                            9,700    202,129       0.0%
*   Detour Gold Corp.                                             69,263  1,320,402       0.1%
    DH Corp.                                                      25,498    330,012       0.0%
    DHX Media, Ltd.(BRF12N3)                                       3,051     15,468       0.0%
    DHX Media, Ltd.(BRF12P5)                                      15,800     80,219       0.0%
    DirectCash Payments, Inc.                                      3,427     48,519       0.0%
    Dollarama, Inc.                                               13,114    979,957       0.1%
    Dominion Diamond Corp.(B95LX89)                               20,000    169,984       0.0%
    Dominion Diamond Corp.(257287102)                             16,248    138,270       0.0%
    Dorel Industries, Inc. Class B                                12,850    326,208       0.0%
*   Dundee Precious Metals, Inc.                                  63,220    129,145       0.0%
    E-L Financial Corp., Ltd.                                        184     95,683       0.0%
*   Eldorado Gold Corp.(284902103)                                22,591     71,388       0.0%
*   Eldorado Gold Corp.(2307873)                                 265,988    838,835       0.1%
    Element Fleet Management Corp.                                11,031    107,489       0.0%
    Emera, Inc.                                                    5,459    190,391       0.0%
    Empire Co., Ltd. Class A                                      31,204    449,460       0.0%
    Enbridge, Inc.(2466149)                                       17,174    741,607       0.1%
    Enbridge, Inc.(29250N105)                                      4,298    185,545       0.0%
    Encana Corp.(2793193)                                          4,651     44,350       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Encana Corp.(292505104)                                       72,573 $  692,346       0.0%
*   Endeavour Mining Corp.                                        18,919    369,558       0.0%
*   Endeavour Silver Corp.                                        32,540    142,892       0.0%
    Enercare, Inc.                                                36,044    520,788       0.0%
    Enerflex, Ltd.                                                33,973    360,930       0.0%
*   Energy Fuels, Inc.                                             4,900      7,087       0.0%
    Enerplus Corp.(292766102)                                     42,278    284,108       0.0%
    Enerplus Corp.(B584T89)                                       22,800    153,496       0.0%
    Enghouse Systems, Ltd.                                         3,722    139,828       0.0%
    Ensign Energy Services, Inc.                                  55,291    333,486       0.0%
*   Epsilon Energy, Ltd.                                          14,800     31,999       0.0%
    Equitable Group, Inc.                                          5,200    204,852       0.0%
*   Essential Energy Services Trust                               38,149     16,496       0.0%
    Evertz Technologies, Ltd.                                      4,665     56,969       0.0%
    Exchange Income Corp.                                          8,657    242,936       0.0%
    Exco Technologies, Ltd.                                       14,390    123,377       0.0%
*   EXFO, Inc.                                                        33        143       0.0%
    Extendicare, Inc.                                             20,535    141,156       0.0%
    Fairfax Financial Holdings, Ltd.                               3,177  1,627,108       0.1%
    Fiera Capital Corp.                                            6,700     60,092       0.0%
    Finning International, Inc.                                   55,369  1,030,351       0.1%
    First Capital Realty, Inc.                                    15,000    239,208       0.0%
*   First Majestic Silver Corp.(2833583)                          56,938    457,185       0.0%
*   First Majestic Silver Corp.(32076V103)                         9,100     73,255       0.0%
    First National Financial Corp.                                 3,400     61,977       0.0%
    First Quantum Minerals, Ltd.                                 154,878  1,471,067       0.1%
    FirstService Corp.(33767E103)                                  4,683    189,942       0.0%
    FirstService Corp.(BYL7ZF7)                                    2,200     89,145       0.0%
    Fortis, Inc.                                                  13,429    442,027       0.0%
*   Fortress Paper, Ltd. Class A                                   1,649      8,348       0.0%
*   Fortuna Silver Mines, Inc.                                    54,140    370,136       0.0%
    Franco-Nevada Corp.                                            3,505    229,437       0.0%
    Gamehost, Inc.                                                 6,298     49,678       0.0%
    Genesis Land Development Corp.                                12,700     27,269       0.0%
    Genworth MI Canada, Inc.                                      15,460    335,756       0.0%
    George Weston, Ltd.                                           11,061    901,340       0.1%
    Gibson Energy, Inc.                                           39,531    496,016       0.0%
    Gildan Activewear, Inc.                                       21,696    557,241       0.0%
*   Glacier Media, Inc.                                            1,400        731       0.0%
    Gluskin Sheff + Associates, Inc.                               5,675     68,076       0.0%
    GMP Capital, Inc.                                              9,669     34,818       0.0%
    Goldcorp, Inc.(380956409)                                     57,852    879,350       0.1%
    Goldcorp, Inc.(2676302)                                       17,818    270,598       0.0%
*   Golden Star Resources, Ltd.                                   16,500     15,008       0.0%
*   Gran Tierra Energy, Inc.(38500T101)                              444      1,292       0.0%
*   Gran Tierra Energy, Inc.(B2PPCS5)                            141,048    412,218       0.0%
    Granite Oil Corp.                                             19,930     75,333       0.0%
*   Great Canadian Gaming Corp.                                   16,200    269,094       0.0%
    Great-West Lifeco, Inc.                                       14,700    369,226       0.0%
*   Heroux-Devtek, Inc.                                            6,091     65,755       0.0%
    High Liner Foods, Inc.                                         9,362    171,494       0.0%
    HNZ Group, Inc.                                                  700      6,602       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Home Capital Group, Inc.                                      22,100 $  437,452       0.0%
    Horizon North Logistics, Inc.                                 56,814     77,090       0.0%
    HudBay Minerals, Inc.(B05BQ98)                                37,299    158,521       0.0%
    HudBay Minerals, Inc.(B05BDX1)                                71,632    301,738       0.0%
    Hudson's Bay Co.                                              33,828    415,631       0.0%
*   Husky Energy, Inc.                                            56,420    606,981       0.0%
*   IAMGOLD Corp.(450913108)                                      35,221    141,236       0.0%
*   IAMGOLD Corp.(2446646)                                       135,860    543,926       0.0%
    IGM Financial, Inc.                                            6,883    184,737       0.0%
*   IMAX Corp.                                                    11,043    334,051       0.0%
#*  Imperial Metals Corp.                                          9,500     36,476       0.0%
    Imperial Oil, Ltd.                                             9,616    312,328       0.0%
*   Indigo Books & Music, Inc.                                     1,800     23,149       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.      27,902  1,080,467       0.1%
    Information Services Corp.                                     2,900     38,853       0.0%
    Innergex Renewable Energy, Inc.                               23,110    256,893       0.0%
    Intact Financial Corp.                                         7,700    523,437       0.0%
    Inter Pipeline, Ltd.                                          17,909    371,318       0.0%
*   Interfor Corp.                                                29,568    330,885       0.0%
*   Intertain Group, Ltd. (The)                                   22,813    140,997       0.0%
    Intertape Polymer Group, Inc.                                 12,470    211,227       0.0%
*   Ithaca Energy, Inc.                                          162,026    155,829       0.0%
    Jean Coutu Group PJC, Inc. (The) Class A                      14,900    224,394       0.0%
    Just Energy Group, Inc.                                       24,526    128,728       0.0%
    K-Bro Linen, Inc.                                              1,229     35,240       0.0%
*   Kelt Exploration, Ltd.                                        10,095     44,632       0.0%
    Keyera Corp.                                                  18,044    541,602       0.0%
*   Kinross Gold Corp.(496902404)                                  7,412     28,610       0.0%
*   Kinross Gold Corp.(B03Z841)                                  376,983  1,464,312       0.1%
*   Kirkland Lake Gold, Inc.                                      40,233    278,958       0.0%
*   Klondex Mines, Ltd.                                           60,363    332,575       0.0%
    Laurentian Bank of Canada                                     10,480    387,306       0.0%
    Leon's Furniture, Ltd.                                         4,744     58,924       0.0%
*   Lightstream Resources, Ltd.                                   52,634      4,513       0.0%
    Linamar Corp.                                                 14,854    604,105       0.0%
    Liquor Stores N.A., Ltd.                                      12,291     97,866       0.0%
    Loblaw Cos., Ltd.                                             15,350    757,352       0.1%
    Lucara Diamond Corp.                                         108,914    307,749       0.0%
*   Lundin Mining Corp.                                           50,200    196,488       0.0%
    MacDonald Dettwiler & Associates, Ltd.                         5,145    294,477       0.0%
    Magellan Aerospace Corp.                                       6,000     82,085       0.0%
    Magna International, Inc.                                     50,544  2,075,194       0.1%
*   Mainstreet Equity Corp.                                        2,943     71,310       0.0%
    Major Drilling Group International, Inc.                      36,597    187,446       0.0%
    Mandalay Resources Corp.                                     185,085    137,989       0.0%
    Manitoba Telecom Services, Inc.                               11,911    332,918       0.0%
    Manulife Financial Corp.(2492519)                             70,641  1,023,302       0.1%
    Manulife Financial Corp.(56501R106)                            5,703     82,579       0.0%
    Maple Leaf Foods, Inc.                                        22,644    515,749       0.0%
    Martinrea International, Inc.                                 38,841    227,897       0.0%
*   McCoy Global, Inc.                                               700        913       0.0%
    Medical Facilities Corp.                                      13,342    217,642       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
*   MEG Energy Corp.                                              49,441 $  201,627       0.0%
*   Mercator Minerals, Ltd.                                       15,420         --       0.0%
*   Merus Labs International, Inc.                                50,598     46,777       0.0%
    Methanex Corp.(2654416)                                       18,500    672,389       0.0%
    Methanex Corp.(59151K108)                                      5,399    196,254       0.0%
    Metro, Inc.                                                   59,384  1,835,578       0.1%
*   Mitel Networks Corp.                                          33,777    225,130       0.0%
    Morneau Shepell, Inc.                                         16,575    247,643       0.0%
    MTY Food Group, Inc.                                           2,800    101,036       0.0%
    Mullen Group, Ltd.                                            32,938    456,510       0.0%
    National Bank of Canada                                       58,191  2,077,227       0.1%
    New Flyer Industries, Inc.                                    11,365    317,742       0.0%
*   New Gold, Inc.                                               206,119    812,920       0.1%
    Newalta Corp.                                                 38,960     65,935       0.0%
    Norbord, Inc.                                                  4,362    102,612       0.0%
    North West Co., Inc. (The)                                     9,620    183,607       0.0%
    Northern Blizzard Resources, Inc.                             11,822     30,496       0.0%
    Northland Power, Inc.                                         21,367    382,322       0.0%
*   NuVista Energy, Ltd.                                          69,369    352,715       0.0%
    OceanaGold Corp.                                             205,298    627,542       0.0%
    Onex Corp.                                                    13,600    879,696       0.1%
    Open Text Corp.                                                9,200    571,219       0.0%
*   Orbite Technologies, Inc.                                     52,000     11,630       0.0%
    Osisko Gold Royalties, Ltd.                                   28,058    295,367       0.0%
*   Painted Pony Petroleum, Ltd.                                  41,052    251,582       0.0%
    Pan American Silver Corp.                                     54,594    875,142       0.1%
*   Paramount Resources, Ltd. Class A                              3,700     41,985       0.0%
*   Parex Resources, Inc.                                         31,286    359,907       0.0%
    Parkland Fuel Corp.                                           17,622    411,614       0.0%
    Pason Systems, Inc.                                           14,630    166,337       0.0%
    Pembina Pipeline Corp.(B4PT2P8)                                3,842    118,041       0.0%
    Pembina Pipeline Corp.(B4PPQG5)                                1,601     49,247       0.0%
    Pengrowth Energy Corp.                                       216,240    333,719       0.0%
    Penn West Petroleum, Ltd.(707887105)                          26,052     41,423       0.0%
    Penn West Petroleum, Ltd.(B63FY34)                           201,044    320,759       0.0%
*   Performance Sports Group, Ltd.                                 4,400     11,613       0.0%
    Peyto Exploration & Development Corp.                         21,031    540,317       0.0%
    PHX Energy Services Corp.                                      8,919     24,603       0.0%
    Pizza Pizza Royalty Corp.                                      7,474     84,698       0.0%
    Potash Corp. of Saskatchewan, Inc.(2696980)                   10,800    175,612       0.0%
    Potash Corp. of Saskatchewan, Inc.(73755L107)                 71,029  1,156,352       0.1%
    PrairieSky Royalty, Ltd.                                       1,699     36,949       0.0%
    Precision Drilling Corp.(74022D308)                           24,082    107,165       0.0%
    Precision Drilling Corp.(B5YPLH9)                            100,961    450,121       0.0%
    Premium Brands Holdings Corp.                                  4,100    198,413       0.0%
*   Primero Mining Corp.                                          95,860    129,356       0.0%
    Pulse Seismic, Inc.                                           22,820     39,301       0.0%
    Quebecor, Inc. Class B                                        18,000    505,122       0.0%
*   Questerre Energy Corp. Class A                                32,700     12,190       0.0%
*   Raging River Exploration, Inc.                                16,766    134,370       0.0%
*   Redknee Solutions, Inc.                                        9,400     13,456       0.0%
    Reitmans Canada, Ltd. Class A                                 14,404     70,554       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Restaurant Brands International, Inc.                          4,000 $  177,827       0.0%
    Richelieu Hardware, Ltd.                                       8,604    165,434       0.0%
*   Richmont Mines, Inc.                                           8,700     82,375       0.0%
    Ritchie Bros Auctioneers, Inc.(2345390)                        7,600    262,796       0.0%
    Ritchie Bros Auctioneers, Inc.(767744105)                      4,495    155,482       0.0%
*   RMP Energy, Inc.                                              82,801     49,386       0.0%
    Rocky Mountain Dealerships, Inc.                               3,991     26,898       0.0%
    Rogers Communications, Inc. Class B(2169051)                   4,600    185,056       0.0%
    Rogers Communications, Inc. Class B(775109200)                 4,474    179,989       0.0%
    Rogers Sugar, Inc.                                            32,081    150,204       0.0%
    Royal Bank of Canada(2754383)                                 55,774  3,484,576       0.2%
    Royal Bank of Canada(780087102)                               69,446  4,338,986       0.2%
    Russel Metals, Inc.                                           16,127    256,700       0.0%
*   Sandstorm Gold, Ltd.                                          54,344    261,328       0.0%
    Sandvine Corp.                                                68,300    153,271       0.0%
    Saputo, Inc.                                                  14,340    515,312       0.0%
*   Savanna Energy Services Corp.                                 23,865     24,554       0.0%
    Secure Energy Services, Inc.                                  53,850    330,013       0.0%
*   SEMAFO, Inc.                                                 114,114    447,506       0.0%
*   Seven Generations Energy, Ltd. Class A                         2,500     53,306       0.0%
    Shaw Communications, Inc. Class B(2801836)                    10,510    208,272       0.0%
    Shaw Communications, Inc. Class B(82028K200)                  21,978    435,604       0.0%
    ShawCor, Ltd.                                                 14,898    372,644       0.0%
*   Sherritt International Corp.                                 124,603     79,892       0.0%
    Sienna Senior Living, Inc.                                     6,709     79,880       0.0%
*   Sierra Wireless, Inc.(826516106)                               6,567     89,640       0.0%
*   Sierra Wireless, Inc.(2418968)                                 7,200     98,448       0.0%
*   Silver Standard Resources, Inc.(2218458)                      22,163    243,221       0.0%
*   Silver Standard Resources, Inc.(82823L106)                     7,287     79,866       0.0%
    Silver Wheaton Corp.(B058ZX6)                                  3,698     89,107       0.0%
    Silver Wheaton Corp.(828336107)                               26,657    642,700       0.0%
    SNC-Lavalin Group, Inc.                                       28,606  1,162,325       0.1%
*   Solium Capital, Inc.                                           6,223     34,286       0.0%
*   Spartan Energy Corp.                                          17,900     41,637       0.0%
    Sprott, Inc.                                                  54,000     89,779       0.0%
    Stantec, Inc.(2854238)                                        16,542    368,011       0.0%
    Stantec, Inc.(85472N109)                                         700     15,610       0.0%
    Stella-Jones, Inc.                                             4,406    156,360       0.0%
    Strad Energy Services, Ltd.                                      100        123       0.0%
    Stuart Olson, Inc.                                             1,740      7,589       0.0%
    Student Transportation, Inc.                                  38,096    220,686       0.0%
    Sun Life Financial, Inc.(2566124)                             15,000    502,013       0.0%
    Sun Life Financial, Inc.(866796105)                           24,315    814,066       0.1%
    Suncor Energy, Inc.(B3NB1P2)                                 140,413  4,213,540       0.2%
    Suncor Energy, Inc.(867224107)                                85,563  2,568,601       0.1%
*   SunOpta, Inc.(8676EP108)                                      14,894     99,045       0.0%
*   SunOpta, Inc.(2817510)                                         4,800     31,850       0.0%
    Superior Plus Corp.                                           51,129    455,141       0.0%
    Surge Energy, Inc.                                           112,742    230,309       0.0%
    Tahoe Resources, Inc.(B5B9KV1)                                25,669    307,729       0.0%
    Tahoe Resources, Inc.(873868103)                              53,034    639,595       0.0%
*   Taseko Mines, Ltd.                                            52,413     23,055       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
CANADA -- (Continued)
    Teck Resources, Ltd. Class B(2879327)                         42,660 $  921,072       0.1%
    Teck Resources, Ltd. Class B(878742204)                       12,699    274,044       0.0%
    TELUS Corp.                                                   24,664    798,597       0.1%
*   Tembec, Inc.                                                  11,264      9,070       0.0%
*   Teranga Gold Corp.(B5TDK82)                                  158,173    128,538       0.0%
*   Teranga Gold Corp.(B4L8QT1)                                   13,832     11,656       0.0%
*   Theratechnologies, Inc.                                       20,997     51,033       0.0%
    Thomson Reuters Corp.                                         24,281    956,903       0.1%
*   Timmins Gold Corp.                                           114,447     51,195       0.0%
    TMX Group, Ltd.                                                8,470    390,821       0.0%
    TORC Oil & Gas, Ltd.                                          54,314    307,345       0.0%
    Toromont Industries, Ltd.                                     13,559    398,289       0.0%
    Toronto-Dominion Bank (The)(2897222)                          92,478  4,196,087       0.2%
    Toronto-Dominion Bank (The)(891160509)                           934     42,385       0.0%
    Torstar Corp. Class B                                         16,400     20,419       0.0%
    Total Energy Services, Inc.                                   11,297    106,965       0.0%
*   Tourmaline Oil Corp.                                          52,214  1,368,329       0.1%
    TransAlta Corp.(89346D107)                                    33,238    147,909       0.0%
    TransAlta Corp.(2901628)                                      64,931    286,097       0.0%
    TransAlta Renewables, Inc.                                    20,315    224,309       0.0%
    TransCanada Corp.                                             35,211  1,593,985       0.1%
    Transcontinental, Inc. Class A                                27,408    366,584       0.0%
    TransForce, Inc.                                              36,813    835,174       0.1%
    TransGlobe Energy Corp.(893662106)                             1,119      2,037       0.0%
    TransGlobe Energy Corp.(2470548)                              21,290     38,888       0.0%
*   Trican Well Service, Ltd.                                     87,480    187,834       0.0%
*   Trilogy Energy Corp.                                          28,124    150,968       0.0%
    Trinidad Drilling, Ltd.                                       96,059    184,053       0.0%
*   Turquoise Hill Resources, Ltd.                               126,637    392,761       0.0%
    Uni-Select, Inc.                                              14,102    317,303       0.0%
*   Valeant Pharmaceuticals International, Inc.                   16,415    292,981       0.0%
    Valener, Inc.                                                  9,034    141,844       0.0%
    Veresen, Inc.                                                104,847    949,744       0.1%
    Vermilion Energy, Inc.(B607XS1)                                3,800    149,020       0.0%
    Vermilion Energy, Inc.(923725105)                              7,102    278,967       0.0%
    Wajax Corp.                                                    6,684     75,994       0.0%
    Waste Connections, Inc.(94106B101)                             2,190    164,700       0.0%
    Waste Connections, Inc.(BYQFRK5)                              11,275    846,161       0.1%
*   Wesdome Gold Mines, Ltd.                                      35,060     68,222       0.0%
    West Fraser Timber Co., Ltd.                                  17,554    600,969       0.0%
    Western Energy Services Corp.                                 27,766     48,440       0.0%
    Western Forest Products, Inc.                                173,757    264,269       0.0%
    Westshore Terminals Investment Corp.                           8,337    160,798       0.0%
    Whitecap Resources, Inc.                                     155,381  1,241,840       0.1%
    Wi-LAN, Inc.                                                  57,968     82,978       0.0%
    Winpak, Ltd.                                                   6,400    218,725       0.0%
    WSP Global, Inc.                                              19,378    627,730       0.0%
    Yamana Gold, Inc.(98462Y100)                                   8,700     30,972       0.0%
    Yamana Gold, Inc.(2219279)                                   285,394  1,019,188       0.1%
*   Yellow Pages, Ltd.                                             9,936    160,970       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
CANADA -- (Continued)
    ZCL Composites, Inc.                                              2,700 $     23,532       0.0%
                                                                            ------------       ---
TOTAL CANADA                                                                 154,602,116       6.4%
                                                                            ------------       ---
CHILE -- (0.3%)
    AES Gener SA                                                    182,432       62,115       0.0%
    Aguas Andinas SA Class A                                        383,805      253,171       0.0%
    Banco de Chile ADR                                                1,543      111,814       0.0%
    Banco de Credito e Inversiones                                    7,432      379,483       0.0%
    Banco Santander Chile                                         1,227,899       68,755       0.0%
    Banco Santander Chile ADR                                         8,227      187,978       0.0%
    Banmedica SA                                                     34,214       71,870       0.0%
    Besalco SA                                                       67,710       30,842       0.0%
    CAP SA                                                           29,455      206,655       0.0%
    Cencosud SA                                                     104,576      340,960       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                           8,000      172,000       0.0%
*   Cia Sud Americana de Vapores SA                                 193,299        3,961       0.0%
    Colbun SA                                                       556,632      121,870       0.0%
    Cristalerias de Chile SA                                          2,000       20,359       0.0%
    Embotelladora Andina SA Class B ADR                               4,903      118,064       0.0%
    Empresa Nacional de Electricidad SA Sponsored ADR                 7,303      151,610       0.0%
*   Empresa Nacional de Telecomunicaciones SA                        55,106      591,083       0.1%
*   Empresas AquaChile SA                                            28,692       14,523       0.0%
    Empresas CMPC SA                                                 96,475      208,920       0.0%
    Empresas COPEC SA                                                17,923      180,835       0.0%
    Empresas Hites SA                                                30,027       23,069       0.0%
*   Empresas La Polar SA                                             88,819        3,963       0.0%
    Endesa Americas SA ADR                                            7,303      104,944       0.0%
    Enersis Americas SA                                             368,503       62,185       0.0%
    Enersis Americas SA Sponsored ADR                                47,492      411,756       0.1%
    Enersis Chile SA(BYMLZD6)                                       368,503       37,240       0.0%
    Enersis Chile SA(29278D105)                                      47,492      236,035       0.0%
    Engie Energia Chile SA                                           99,395      176,396       0.0%
    Forus SA                                                         17,454       62,579       0.0%
    Grupo Security SA                                               147,850       51,869       0.0%
    Inversiones Aguas Metropolitanas SA                             200,457      364,978       0.0%
    Inversiones La Construccion SA                                    8,703      106,500       0.0%
    Itau CorpBanca(BYT25P4)                                      16,198,544      146,744       0.0%
    Itau CorpBanca(45033E105)                                         9,675      130,612       0.0%
*   Latam Airlines Group SA                                          17,661      170,055       0.0%
*   Latam Airlines Group SA Sponsored ADR                            71,815      688,706       0.1%
    Masisa SA                                                       586,512       43,136       0.0%
    Molibdenos y Metales SA                                           1,797       11,582       0.0%
*   Multiexport Foods SA                                             68,000       20,499       0.0%
    Parque Arauco SA                                                 95,679      237,268       0.0%
    PAZ Corp. SA                                                     30,769       25,076       0.0%
    Ripley Corp. SA                                                 240,127      150,163       0.0%
    SACI Falabella                                                   13,072      102,578       0.0%
    Salfacorp SA                                                     51,246       41,645       0.0%
    Sigdo Koppers SA                                                 78,916      108,723       0.0%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR               5,679      166,168       0.0%
    Socovesa SA                                                     110,770       35,297       0.0%
    Sonda SA                                                        110,638      228,833       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHILE -- (Continued)
    Vina Concha y Toro SA                                          119,248 $  207,903       0.0%
    Vina Concha y Toro SA Sponsored ADR                                800     28,224       0.0%
                                                                           ----------       ---
TOTAL CHILE                                                                 7,481,594       0.3%
                                                                           ----------       ---
CHINA -- (5.1%)
*   58.com, Inc. ADR                                                 1,600     66,960       0.0%
    AAC Technologies Holdings, Inc.                                 93,500    890,863       0.1%
    Agile Group Holdings, Ltd.                                     750,749    416,164       0.0%
    Agricultural Bank of China, Ltd. Class H                     2,792,000  1,174,513       0.1%
    Air China, Ltd. Class H                                        318,000    208,936       0.0%
#   Ajisen China Holdings, Ltd.                                    159,000     71,307       0.0%
*   Alibaba Health Information Technology, Ltd.                     94,000     49,115       0.0%
#*  Alibaba Pictures Group, Ltd.                                   650,000    127,949       0.0%
*   Aluminum Corp. of China, Ltd. ADR                                4,650     43,803       0.0%
*   Aluminum Corp. of China, Ltd. Class H                          594,000    220,625       0.0%
    AMVIG Holdings, Ltd.                                           130,000     43,715       0.0%
*   Angang Steel Co., Ltd. Class H                                 310,000    158,741       0.0%
    Anhui Conch Cement Co., Ltd. Class H                            93,000    257,044       0.0%
    Anhui Expressway Co., Ltd. Class H                             110,000     88,624       0.0%
    Anta Sports Products, Ltd.                                     176,000    507,553       0.0%
#*  Anton Oilfield Services Group                                  574,000     76,575       0.0%
*   Anxin-China Holdings, Ltd.                                     816,000      7,597       0.0%
    Asia Cement China Holdings Corp.                               143,500     35,661       0.0%
*   AVIC International Holding HK, Ltd.                            776,000     49,836       0.0%
    AVIC International Holdings, Ltd. Class H                      110,000     61,972       0.0%
    AviChina Industry & Technology Co., Ltd. Class H               456,000    309,455       0.0%
    BAIC Motor Corp., Ltd. Class H                                 196,500    206,065       0.0%
*   Baidu, Inc. Sponsored ADR                                          454     80,294       0.0%
    Bank of China, Ltd. Class H                                  6,209,800  2,782,729       0.1%
    Bank of Chongqing Co., Ltd. Class H                            162,000    129,810       0.0%
    Bank of Communications Co., Ltd. Class H                       715,695    543,981       0.0%
#*  Baoxin Auto Group, Ltd.                                         50,881     16,570       0.0%
    Baoye Group Co., Ltd. Class H                                   87,040     67,283       0.0%
    BBMG Corp. Class H                                             393,000    143,441       0.0%
    Beijing Capital International Airport Co., Ltd. Class H        456,000    477,239       0.0%
    Beijing Capital Land, Ltd. Class H                             488,000    187,810       0.0%
    Beijing Enterprises Holdings, Ltd.                             127,000    634,725       0.1%
*   Beijing Enterprises Medical & Health Group, Ltd.               636,000     36,822       0.0%
#   Beijing Enterprises Water Group, Ltd.                          373,000    269,809       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H                200,000     60,659       0.0%
    Beijing North Star Co., Ltd. Class H                           358,000    120,351       0.0%
#*  Beijing Properties Holdings, Ltd.                              382,000     18,673       0.0%
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                  16,000     11,030       0.0%
    Belle International Holdings, Ltd.                           1,629,000    983,724       0.1%
    Best Pacific International Holdings, Ltd.                       60,000     49,550       0.0%
    Besunyen Holdings Co., Ltd.                                    170,000     12,255       0.0%
#*  Biostime International Holdings, Ltd.                           78,000    191,366       0.0%
*   Bitauto Holdings, Ltd. ADR                                         491     12,535       0.0%
#   Bloomage Biotechnology Corp., Ltd.                              22,500     37,618       0.0%
#   Boer Power Holdings, Ltd.                                      117,000     46,886       0.0%
*   Bolina Holding Co., Ltd.                                        70,000      4,331       0.0%
    Bosideng International Holdings, Ltd.                        1,138,000    102,541       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
    Brilliance China Automotive Holdings, Ltd.                      244,000 $  290,240       0.0%
#   Broad Greenstate International Co., Ltd.                        144,000     23,551       0.0%
*   Byd Co., Ltd. Class H                                            13,500     88,875       0.0%
    BYD Electronic International Co., Ltd.                          361,500    284,423       0.0%
    C C Land Holdings, Ltd.                                         514,883    136,744       0.0%
#*  C.banner International Holdings, Ltd.                            94,000     25,896       0.0%
    Cabbeen Fashion, Ltd.                                            40,000     10,462       0.0%
    Canvest Environmental Protection Group Co., Ltd.                 62,000     27,940       0.0%
#*  Capital Environment Holdings, Ltd.                              640,000     22,212       0.0%
#*  CAR, Inc.                                                       273,000    276,926       0.0%
    Carrianna Group Holdings Co., Ltd.                               26,000      2,449       0.0%
    Central China Real Estate, Ltd.                                 203,696     44,476       0.0%
    Central China Securities Co., Ltd. Class H                      286,000    147,180       0.0%
    Century Sunshine Group Holdings, Ltd.                         1,055,000     36,686       0.0%
    CGN Power Co., Ltd. Class H                                     108,000     31,531       0.0%
    Changshouhua Food Co., Ltd.                                      87,000     44,817       0.0%
    Chaowei Power Holdings, Ltd.                                    199,000    177,409       0.0%
*   Chigo Holding, Ltd.                                           1,272,000     18,008       0.0%
#   China Aerospace International Holdings, Ltd.                    848,000    109,035       0.0%
*   China Agri-Industries Holdings, Ltd.                          1,013,700    396,153       0.0%
#   China All Access Holdings, Ltd.                                 160,000     51,108       0.0%
*   China Animal Healthcare, Ltd.                                    47,000      5,909       0.0%
    China Aoyuan Property Group, Ltd.                               466,000    109,601       0.0%
    China BlueChemical, Ltd. Class H                                812,000    156,961       0.0%
    China CITIC Bank Corp., Ltd. Class H                            826,000    532,713       0.0%
#*  China Coal Energy Co., Ltd. Class H                             743,000    420,633       0.0%
    China Communications Construction Co., Ltd. Class H             355,000    389,809       0.0%
    China Communications Services Corp., Ltd. Class H               852,000    505,532       0.0%
    China Conch Venture Holdings, Ltd.                              143,500    267,886       0.0%
    China Construction Bank Corp. Class H                        10,006,200  7,306,995       0.3%
#*  China COSCO Holdings Co., Ltd. Class H                          539,000    185,723       0.0%
*   China Datang Corp. Renewable Power Co., Ltd. Class H            559,000     51,058       0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                    3,026,163     40,899       0.0%
*   China Dredging Environment Protection Holdings, Ltd.             44,000      2,404       0.0%
*   China Dynamics Holdings, Ltd.                                 1,050,000     38,598       0.0%
    China Eastern Airlines Corp., Ltd.                                2,373     53,654       0.0%
    China Eastern Airlines Corp., Ltd. Class H                       82,000     36,816       0.0%
#   China Electronics Corp. Holdings Co., Ltd.                      122,000     29,351       0.0%
    China Everbright Bank Co., Ltd. Class H                         357,000    162,765       0.0%
#   China Everbright International, Ltd.                            276,000    329,939       0.0%
#   China Evergrande Group                                        2,598,000  1,710,095       0.1%
#*  China Fiber Optic Network System Group, Ltd.                    521,599     47,078       0.0%
    China Financial Services Holdings, Ltd.                         354,000     29,647       0.0%
    China Foods, Ltd.                                               284,000    125,520       0.0%
    China Galaxy Securities Co., Ltd. Class H                       790,000    750,010       0.1%
    China Gas Holdings, Ltd.                                        204,000    310,514       0.0%
*   China Glass Holdings, Ltd.                                      262,000     30,349       0.0%
#   China Harmony New Energy Auto Holding, Ltd.                     145,000     67,006       0.0%
*   China High Precision Automation Group, Ltd.                     127,000      3,746       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.         404,000    417,705       0.0%
#   China Hongqiao Group, Ltd.                                      529,500    473,156       0.0%
#   China Huishan Dairy Holdings Co., Ltd.                          963,000    357,448       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
*   China Huiyuan Juice Group, Ltd.                                303,000 $  111,951       0.0%
    China International Marine Containers Group Co., Ltd. Class
      H                                                             93,300    111,014       0.0%
*   China ITS Holdings Co., Ltd.                                   291,000     21,701       0.0%
    China Jinmao Holdings Group, Ltd.                            1,672,000    461,033       0.0%
    China Lesso Group Holdings, Ltd.                               392,000    286,962       0.0%
    China Life Insurance Co., Ltd. ADR                              11,032    136,245       0.0%
    China Life Insurance Co., Ltd. Class H                          38,000     94,078       0.0%
    China Lilang, Ltd.                                             141,000     79,434       0.0%
    China Longyuan Power Group Corp., Ltd. Class H                 344,000    262,282       0.0%
*   China LotSynergy Holdings, Ltd.                              1,980,000     80,170       0.0%
#*  China Lumena New Materials Corp.                               752,000         --       0.0%
    China Machinery Engineering Corp. Class H                      264,000    158,201       0.0%
#   China Maple Leaf Educational Systems, Ltd.                      60,000     42,058       0.0%
    China Medical System Holdings, Ltd.                            164,000    256,102       0.0%
    China Mengniu Dairy Co., Ltd.                                  196,000    370,247       0.0%
    China Merchants Bank Co., Ltd. Class H                         358,201    871,055       0.1%
    China Merchants Port Holdings Co., Ltd.                          8,313     21,493       0.0%
*   China Metal Recycling Holdings, Ltd.                            89,400         --       0.0%
    China Minsheng Banking Corp., Ltd. Class H                     672,600    765,295       0.1%
    China Mobile, Ltd.                                             152,000  1,741,372       0.1%
    China Mobile, Ltd. Sponsored ADR                                73,952  4,247,063       0.2%
#*  China Modern Dairy Holdings, Ltd.                              980,000    213,152       0.0%
    China Molybdenum Co., Ltd. Class H                             114,000     25,287       0.0%
    China National Building Material Co., Ltd. Class H           1,268,000    578,623       0.1%
    China National Materials Co., Ltd. Class H                     644,000    145,767       0.0%
#*  China New Town Development Co., Ltd.                         1,093,883     54,782       0.0%
*   China Oil & Gas Group, Ltd.                                  2,084,000    158,151       0.0%
    China Oilfield Services, Ltd. Class H                          372,000    357,037       0.0%
*   China Overseas Grand Oceans Group, Ltd.                        458,250    168,262       0.0%
    China Overseas Land & Investment, Ltd.                         462,827  1,420,827       0.1%
#   China Overseas Property Holdings, Ltd.                         154,275     31,277       0.0%
    China Pacific Insurance Group Co., Ltd. Class H                 52,800    190,365       0.0%
    China Petroleum & Chemical Corp. ADR                            12,059    873,277       0.1%
    China Petroleum & Chemical Corp. Class H                     1,211,400    876,085       0.1%
    China Pioneer Pharma Holdings, Ltd.                            150,000     48,244       0.0%
    China Power International Development, Ltd.                    786,000    285,825       0.0%
#   China Power New Energy Development Co., Ltd.                    96,000     58,144       0.0%
*   China Properties Group, Ltd.                                   173,000     42,226       0.0%
#*  China Public Procurement, Ltd.                               2,672,000     25,122       0.0%
    China Railway Construction Corp., Ltd. Class H                 297,000    371,257       0.0%
    China Railway Group, Ltd. Class H                              333,000    256,691       0.0%
*   China Resources Beer Holdings Co., Ltd.                        222,962    473,809       0.0%
    China Resources Cement Holdings, Ltd.                          740,610    299,058       0.0%
    China Resources Gas Group, Ltd.                                170,000    533,047       0.0%
    China Resources Land, Ltd.                                     396,444    984,581       0.1%
    China Resources Power Holdings Co., Ltd.                       200,678    340,021       0.0%
*   China Ruifeng Renewable Energy Holdings, Ltd.                  300,000     38,681       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                        185,000     51,829       0.0%
    China SCE Property Holdings, Ltd.                              593,600    181,321       0.0%
#*  China Shanshui Cement Group, Ltd.                              593,000    155,821       0.0%
#*  China Shengmu Organic Milk, Ltd.                               579,000    181,415       0.0%
    China Shenhua Energy Co., Ltd. Class H                         238,116    493,667       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
    China Shineway Pharmaceutical Group, Ltd.                       77,000 $   79,123       0.0%
#*  China Shipping Container Lines Co., Ltd. Class H               943,000    197,747       0.0%
    China Shipping Development Co., Ltd. Class H                   453,752    250,349       0.0%
    China Silver Group, Ltd.                                       200,000     39,281       0.0%
    China Singyes Solar Technologies Holdings, Ltd.                249,600    118,860       0.0%
#   China South City Holdings, Ltd.                              1,066,000    235,869       0.0%
    China Southern Airlines Co., Ltd. Class H                      424,000    237,936       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                  3,231     90,759       0.0%
    China State Construction International Holdings, Ltd.          199,600    291,186       0.0%
    China Suntien Green Energy Corp., Ltd. Class H                 428,000     57,209       0.0%
*   China Taifeng Beddings Holdings, Ltd.                           44,000      1,149       0.0%
*   China Taiping Insurance Holdings Co., Ltd.                     422,306    812,801       0.1%
    China Telecom Corp., Ltd. ADR                                    3,368    173,620       0.0%
    China Telecom Corp., Ltd. Class H                              254,000    130,953       0.0%
    China Tian Lun Gas Holdings, Ltd.                               58,500     52,610       0.0%
#   China Travel International Investment Hong Kong, Ltd.        1,094,000    315,247       0.0%
    China Unicom Hong Kong, Ltd.                                   932,000  1,094,180       0.1%
    China Unicom Hong Kong, Ltd. ADR                                88,795  1,040,677       0.1%
*   China Vanadium Titano--Magnetite Mining Co., Ltd.              296,000     12,166       0.0%
    China Vanke Co., Ltd. Class H                                  174,400    455,197       0.0%
    China Water Affairs Group, Ltd.                                310,000    224,536       0.0%
#*  China Yurun Food Group, Ltd.                                   716,000    114,161       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                   405,500    129,904       0.0%
#   China Zhongwang Holdings, Ltd.                                 654,800    302,296       0.0%
*   Chinasoft International, Ltd.                                  374,000    175,638       0.0%
*   Chinese People Holdings Co., Ltd.                              452,587      7,965       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H               499,925     59,148       0.0%
    Chongqing Rural Commercial Bank Co., Ltd. Class H              933,000    558,366       0.1%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.      49,000      6,944       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                   180,000     49,565       0.0%
    CIFI Holdings Group Co., Ltd.                                1,020,000    300,059       0.0%
#   CIMC Enric Holdings, Ltd.                                      180,000     75,206       0.0%
*   CITIC Dameng Holdings, Ltd.                                    361,000     19,759       0.0%
#*  CITIC Resources Holdings, Ltd.                                 994,000    124,042       0.0%
    CITIC Securities Co., Ltd. Class H                             185,500    410,246       0.0%
    CITIC, Ltd.                                                  1,097,000  1,574,164       0.1%
#   Citychamp Watch & Jewellery Group, Ltd.                        450,000    123,976       0.0%
    Clear Media, Ltd.                                               29,000     28,400       0.0%
    CNOOC, Ltd.                                                    862,000  1,084,632       0.1%
    CNOOC, Ltd. Sponsored ADR                                       21,163  2,655,533       0.1%
*   Coastal Greenland, Ltd.                                        123,000      3,688       0.0%
#*  Cogobuy Group                                                   98,000    152,632       0.0%
#   Colour Life Services Group Co., Ltd.                            26,000     18,846       0.0%
    Comba Telecom Systems Holdings, Ltd.                           607,429    107,701       0.0%
*   Comtec Solar Systems Group, Ltd.                               208,000      9,771       0.0%
    Concord New Energy Group, Ltd.                               1,630,000     81,610       0.0%
    Consun Pharmaceutical Group, Ltd.                               78,000     45,391       0.0%
*   Coolpad Group, Ltd.                                          1,267,600    220,376       0.0%
#   COSCO SHIPPING Ports, Ltd.                                     605,780    600,576       0.1%
*   Coslight Technology International Group Co., Ltd.               54,000     38,816       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                            197,000     80,447       0.0%
    Country Garden Holdings Co., Ltd.                            2,179,786  1,131,237       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
    CP Pokphand Co., Ltd.                                        2,254,000 $  287,396       0.0%
    CPMC Holdings, Ltd.                                            141,000     73,647       0.0%
    CRRC Corp, Ltd. Class H                                        247,000    223,642       0.0%
    CSPC Pharmaceutical Group, Ltd.                                340,000    352,041       0.0%
    CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    24,000     36,179       0.0%
#   CT Environmental Group, Ltd.                                   454,000    127,369       0.0%
*   Ctrip.com International, Ltd. ADR                                4,675    206,401       0.0%
*   Da Ming International Holdings, Ltd.                            42,000     15,397       0.0%
*   DaChan Food Asia, Ltd.                                         128,000     12,003       0.0%
    Dah Chong Hong Holdings, Ltd.                                  376,000    157,258       0.0%
    Dalian Port PDA Co., Ltd. Class H                              584,200    105,185       0.0%
*   Daphne International Holdings, Ltd.                            350,000     45,944       0.0%
    Datang International Power Generation Co., Ltd. Class H        316,000     85,129       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                          56,000     33,450       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                       72,000        609       0.0%
*   Differ Group Holding Co., Ltd.                                 342,000     28,157       0.0%
#   Digital China Holdings, Ltd.                                   243,000    203,240       0.0%
    Dongfang Electric Corp., Ltd. Class H                           94,800     73,317       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                         616,000    642,043       0.1%
    Dongjiang Environmental Co., Ltd. Class H                       14,600     22,146       0.0%
*   Dongyue Group, Ltd.                                            421,000     55,777       0.0%
    Dynagreen Environmental Protection Group Co., Ltd. Class H      55,000     26,024       0.0%
#*  Dynasty Fine Wines Group, Ltd.                                 114,000      3,969       0.0%
    ENN Energy Holdings, Ltd.                                       98,000    460,729       0.0%
    EVA Precision Industrial Holdings, Ltd.                        286,000     31,287       0.0%
    Fantasia Holdings Group Co., Ltd.                              564,000     73,207       0.0%
    Far East Horizon, Ltd.                                         593,000    540,118       0.0%
    Fosun International, Ltd.                                      155,892    225,740       0.0%
    Freetech Road Recycling Technology Holdings, Ltd.               84,000     10,168       0.0%
#   Fu Shou Yuan International Group, Ltd.                          64,000     37,491       0.0%
    Fufeng Group, Ltd.                                             432,600    182,539       0.0%
    Fuguiniao Co., Ltd. Class H                                     53,000     26,515       0.0%
#   Fullshare Holdings, Ltd.                                     1,277,500    712,465       0.1%
    Future Land Development Holdings, Ltd.                         572,000    102,752       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                     8,400     24,361       0.0%
#   GCL-Poly Energy Holdings, Ltd.                               4,933,000    664,887       0.1%
    Geely Automobile Holdings, Ltd.                              2,045,000  2,104,207       0.1%
*   Glorious Property Holdings, Ltd.                               938,000    112,370       0.0%
    Goldbond Group Holdings, Ltd.                                  330,000     14,020       0.0%
#   Golden Eagle Retail Group, Ltd.                                160,000    222,321       0.0%
    Goldlion Holdings, Ltd.                                        162,000     64,526       0.0%
#   Goldpac Group, Ltd.                                             33,000      9,776       0.0%
#   GOME Electrical Appliances Holding, Ltd.                     3,410,060    429,718       0.0%
#   Goodbaby International Holdings, Ltd.                          144,000     69,370       0.0%
    Great Wall Motor Co., Ltd. Class H                             405,000    395,259       0.0%
    Greatview Aseptic Packaging Co., Ltd.                          272,000    138,439       0.0%
#*  Greenland Hong Kong Holdings, Ltd.                             300,000     77,201       0.0%
*   Greentown China Holdings, Ltd.                                 325,500    265,360       0.0%
    Guangdong Investment, Ltd.                                     280,000    422,164       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H               64,000     37,318       0.0%
    Guangshen Railway Co., Ltd. Class H                             46,000     25,389       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                        6,099    167,601       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
    Guangzhou Automobile Group Co., Ltd. Class H                     36,000 $   43,474       0.0%
*   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                        10,000     23,623       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                      437,200    616,161       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H      236,000     18,212       0.0%
    Guolian Securities Co., Ltd. Class H                             24,500     12,924       0.0%
*   Haichang Ocean Park Holdings, Ltd.                              159,000     33,750       0.0%
    Haier Electronics Group Co., Ltd.                               163,000    262,712       0.0%
    Haitian International Holdings, Ltd.                            101,000    208,202       0.0%
    Haitong Securities Co., Ltd. Class H                            247,200    437,360       0.0%
*   Hanergy Thin Film Power Group, Ltd.                             710,000     18,875       0.0%
    Harbin Electric Co., Ltd. Class H                               280,236    135,831       0.0%
#   Harmonicare Medical Holdings, Ltd.                               49,000     31,467       0.0%
    Hengan International Group Co., Ltd.                             51,500    409,153       0.0%
#*  Hengdeli Holdings, Ltd.                                       1,021,400    110,518       0.0%
*   Hi Sun Technology China, Ltd.                                   510,000     78,714       0.0%
    Hilong Holding, Ltd.                                            264,000     62,982       0.0%
*   HKC Holdings, Ltd.                                               15,739      6,758       0.0%
#*  HNA Holding Group Co., Ltd.                                   1,383,200     58,679       0.0%
*   Honghua Group, Ltd.                                             628,000     63,798       0.0%
    Honworld Group, Ltd.                                             29,500     16,088       0.0%
#   Hopewell Highway Infrastructure, Ltd.                           186,475     99,702       0.0%
    Hopson Development Holdings, Ltd.                               270,000    243,427       0.0%
#   HOSA International, Ltd.                                        102,000     34,413       0.0%
    Hua Han Health Industry Holdings, Ltd.                        1,573,842    107,553       0.0%
#*  Huabao International Holdings, Ltd.                             903,000    337,967       0.0%
    Huadian Fuxin Energy Corp., Ltd. Class H                        552,000    127,823       0.0%
    Huadian Power International Corp., Ltd. Class H                 274,000    117,434       0.0%
    Huaneng Power International, Inc. Class H                        58,000     35,651       0.0%
    Huaneng Power International, Inc. Sponsored ADR                   3,000     73,860       0.0%
    Huaneng Renewables Corp., Ltd. Class H                        1,446,000    484,528       0.0%
    Huatai Securities Co., Ltd. Class H                              84,400    178,173       0.0%
    Huishang Bank Corp., Ltd. Class H                               137,000     65,793       0.0%
    Hydoo International Holding, Ltd.                               146,000     14,605       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          10,068,460  6,043,486       0.3%
    Intime Retail Group Co., Ltd.                                   429,000    335,921       0.0%
*   JD.com, Inc. ADR                                                  7,325    190,084       0.0%
#   Jiangnan Group, Ltd.                                            596,000     98,224       0.0%
    Jiangsu Expressway Co., Ltd. Class H                            158,000    214,822       0.0%
    Jiangxi Copper Co., Ltd. Class H                                321,000    378,935       0.0%
*   Jinchuan Group International Resources Co., Ltd.                202,000     12,811       0.0%
    Ju Teng International Holdings, Ltd.                            412,000    130,523       0.0%
#   K Wah International Holdings, Ltd.                              234,850    126,973       0.0%
*   Kai Yuan Holdings, Ltd.                                       1,980,000     22,433       0.0%
#*  Kaisa Group Holdings, Ltd.                                      530,000     19,989       0.0%
    Kangda International Environmental Co., Ltd.                    150,000     35,255       0.0%
*   Kasen International Holdings, Ltd.                              191,000     30,766       0.0%
    Kingboard Chemical Holdings, Ltd.                               255,000    753,793       0.1%
    Kingboard Laminates Holdings, Ltd.                              297,000    266,137       0.0%
*   Kingdee International Software Group Co., Ltd.                  299,600    121,672       0.0%
    Kingsoft Corp., Ltd.                                             12,000     26,901       0.0%
#*  Ko Yo Chemical Group, Ltd.                                      688,000     21,650       0.0%
#   Koradior Holdings, Ltd.                                          51,000     64,496       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
#   Kunlun Energy Co., Ltd.                                      1,342,000 $1,011,151       0.1%
    KWG Property Holding, Ltd.                                     541,400    313,269       0.0%
*   Labixiaoxin Snacks Group, Ltd.                                 200,000     11,708       0.0%
    Lai Fung Holdings, Ltd.                                      1,378,000     29,733       0.0%
    Le Saunda Holdings, Ltd.                                       138,600     32,313       0.0%
    Lee & Man Chemical Co., Ltd.                                    48,300     15,126       0.0%
    Lee & Man Paper Manufacturing, Ltd.                            341,600    256,669       0.0%
#   Lee's Pharmaceutical Holdings, Ltd.                             30,500     26,433       0.0%
    Lenovo Group, Ltd.                                           1,500,000    960,874       0.1%
*   Leyou Technologies Holdings, Ltd.                              435,000     78,274       0.0%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                 172,400     69,858       0.0%
*   Lifestyle China Group, Ltd.                                    183,500     51,544       0.0%
#*  Lifetech Scientific Corp.                                      304,000     71,943       0.0%
    Livzon Pharmaceutical Group, Inc. Class H                          780      4,543       0.0%
#   Logan Property Holdings Co., Ltd.                              306,000    122,692       0.0%
    Longfor Properties Co., Ltd.                                   401,500    532,903       0.0%
    Lonking Holdings, Ltd.                                         758,000    123,912       0.0%
*   Loudong General Nice Resources China Holdings, Ltd.            288,600     20,374       0.0%
#   Luye Pharma Group, Ltd.                                        229,500    154,257       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                        550,000    125,301       0.0%
*   Maoye International Holdings, Ltd.                             445,000     42,375       0.0%
    Metallurgical Corp. of China, Ltd. Class H                     235,000     76,411       0.0%
*   Microport Scientific Corp.                                       3,000      2,223       0.0%
*   MIE Holdings Corp.                                             670,000     66,386       0.0%
*   Mingfa Group International Co., Ltd.                           589,000    107,653       0.0%
    Minmetals Land, Ltd.                                           482,000     60,756       0.0%
    Minth Group, Ltd.                                               66,000    233,662       0.0%
#*  MMG, Ltd.                                                      656,000    172,499       0.0%
    MOBI Development Co., Ltd.                                     124,000     20,582       0.0%
    Modern Land China Co., Ltd.                                    304,000     42,227       0.0%
#*  Munsun Capital Group, Ltd.                                   2,258,000     72,891       0.0%
*   National Agricultural Holdings, Ltd.                            50,000      7,337       0.0%
    Nature Home Holding Co., Ltd.                                   29,000      4,110       0.0%
    New China Life Insurance Co., Ltd. Class H                      32,700    141,199       0.0%
    New World Department Store China, Ltd.                         223,000     33,056       0.0%
    Nexteer Automotive Group, Ltd.                                 127,000    167,487       0.0%
    Nine Dragons Paper Holdings, Ltd.                              508,000    413,011       0.0%
*   Noah Holdings, Ltd. ADR                                            468     11,026       0.0%
*   North Mining Shares Co., Ltd.                                6,050,000    109,198       0.0%
    NVC Lighting Holdings, Ltd.                                    320,000     44,077       0.0%
*   O-Net Technologies Group, Ltd.                                  52,000     28,440       0.0%
    Optics Valley Union Holding Co, Ltd.                           128,000     13,665       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                      104,000     38,055       0.0%
#   Pacific Online, Ltd.                                           210,000     52,172       0.0%
    Parkson Retail Group, Ltd.                                     351,500     34,839       0.0%
#   PAX Global Technology, Ltd.                                    207,000    130,042       0.0%
*   Peace Map Holding, Ltd.                                        920,000     21,639       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H    1,043,000    414,416       0.0%
    PetroChina Co., Ltd. ADR                                         9,000    609,570       0.1%
    PetroChina Co., Ltd. Class H                                   330,000    225,798       0.0%
    Phoenix Healthcare Group Co., Ltd.                              45,000     71,509       0.0%
#   Phoenix Satellite Television Holdings, Ltd.                    142,000     28,718       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
    PICC Property & Casualty Co., Ltd. Class H                     454,502 $  733,613       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H             235,500  1,239,558       0.1%
    Poly Culture Group Corp., Ltd. Class H                           9,100     24,556       0.0%
#*  Poly Property Group Co., Ltd.                                  890,000    281,407       0.0%
    Pou Sheng International Holdings, Ltd.                         617,000    193,629       0.0%
    Powerlong Real Estate Holdings, Ltd.                           481,000    163,246       0.0%
*   Prosperity International Holdings HK, Ltd.                   1,680,000     30,735       0.0%
#*  PW Medtech Group, Ltd.                                         219,000     68,446       0.0%
    Qingdao Port International Co., Ltd. Class H                    87,000     53,182       0.0%
#*  Qinqin Foodstuffs Group Cayman Co., Ltd.                         8,400      2,897       0.0%
*   Qunxing Paper Holdings Co., Ltd.                               147,174      7,173       0.0%
*   Real Gold Mining, Ltd.                                          19,000        644       0.0%
*   Redco Properties Group, Ltd.                                    56,000     20,146       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                          7,156,000    185,280       0.0%
#*  REXLot Holdings, Ltd.                                        3,354,266     57,015       0.0%
    Road King Infrastructure, Ltd.                                  71,000     60,244       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          315,000     49,129       0.0%
#*  Semiconductor Manufacturing International Corp.              5,060,000    612,805       0.1%
*   Semiconductor Manufacturing International Corp. ADR             14,593     88,142       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                 136,500    117,703       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H        316,000    205,731       0.0%
*   Shanghai Electric Group Co., Ltd. Class H                      112,000     51,712       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           34,000    104,405       0.0%
*   Shanghai Fudan Microelectronics Group Co., Ltd. Class H         46,000     38,701       0.0%
    Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                       50,000     47,061       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H          4,000     19,056       0.0%
    Shanghai Industrial Holdings, Ltd.                             209,000    638,946       0.1%
#   Shanghai Industrial Urban Development Group, Ltd.              660,000    167,203       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      348,000    101,215       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             142,300    366,183       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     322,000     68,350       0.0%
*   Shanghai Zendai Property, Ltd.                               1,505,000     29,652       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          262,500     14,371       0.0%
    Shenguan Holdings Group, Ltd.                                  446,000     36,147       0.0%
    Shenzhen Expressway Co., Ltd. Class H                          154,000    154,328       0.0%
    Shenzhen International Holdings, Ltd.                          317,801    490,752       0.0%
    Shenzhen Investment, Ltd.                                    1,363,451    594,277       0.1%
    Shenzhou International Group Holdings, Ltd.                     78,000    516,641       0.0%
    Shimao Property Holdings, Ltd.                                 588,000    784,320       0.1%
*   Shougang Concord International Enterprises Co., Ltd.         1,812,000     58,065       0.0%
    Shougang Fushan Resources Group, Ltd.                          848,000    183,341       0.0%
#   Shui On Land, Ltd.                                           1,618,656    400,305       0.0%
*   Shunfeng International Clean Energy, Ltd.                      532,000     45,120       0.0%
    Sichuan Expressway Co., Ltd. Class H                           204,000     81,916       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                   1,535,000    367,689       0.0%
*   SIM Technology Group, Ltd.                                     400,000     16,452       0.0%
    Sino Biopharmaceutical, Ltd.                                   875,998    612,283       0.1%
#*  Sino Oil And Gas Holdings, Ltd.                              4,585,000    113,144       0.0%
    Sino-Ocean Land Holdings, Ltd.                               1,039,832    431,881       0.0%
#   Sinofert Holdings, Ltd.                                        992,000    130,179       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                    361,500    319,150       0.0%
#   Sinopec Kantons Holdings, Ltd.                                 238,000    111,591       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
CHINA -- (Continued)
*   Sinopec Oilfield Service Corp. Class H                         192,000 $   39,797       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR           4,550    232,414       0.0%
    Sinopharm Group Co., Ltd. Class H                              116,000    563,296       0.1%
#   Sinosoft Technology Group, Ltd.                                103,000     44,910       0.0%
    Sinotrans, Ltd. Class H                                        492,000    231,043       0.0%
    Sinotruk Hong Kong, Ltd.                                       300,000    165,609       0.0%
    Skyworth Digital Holdings, Ltd.                                715,066    461,554       0.0%
#   SMI Holdings Group, Ltd.                                     1,712,000    163,275       0.0%
    SOHO China, Ltd.                                               880,000    453,770       0.0%
*   Sound Global, Ltd.                                              72,000     18,000       0.0%
#*  Sparkle Roll Group, Ltd.                                       312,000     27,285       0.0%
    Springland International Holdings, Ltd.                        378,000     58,971       0.0%
#*  SPT Energy Group, Inc.                                         416,000     38,334       0.0%
*   SRE Group, Ltd.                                              1,530,285     44,863       0.0%
#   SSY Group, Ltd.                                                657,042    222,548       0.0%
#   Sun Art Retail Group, Ltd.                                     456,000    321,197       0.0%
#   Sunac China Holdings, Ltd.                                     823,000    561,684       0.1%
    Sunny Optical Technology Group Co., Ltd.                       109,000    531,576       0.0%
#*  Superb Summit International Group, Ltd.                        825,000     29,126       0.0%
    Symphony Holdings, Ltd.                                        320,000     31,731       0.0%
    TCC International Holdings, Ltd.                               625,000    158,593       0.0%
#*  TCL Multimedia Technology Holdings, Ltd.                        82,000     41,464       0.0%
#   Technovator International, Ltd.                                170,000     70,118       0.0%
    Tencent Holdings, Ltd.                                         150,500  3,988,599       0.2%
    Tenwow International Holdings, Ltd.                             59,000     18,467       0.0%
#   Texhong Textile Group, Ltd.                                    138,000    194,317       0.0%
    Tian An China Investment Co., Ltd.Tian An China Investment
      Co., Ltd.                                                     67,000     35,728       0.0%
    Tian Shan Development Holdings, Ltd.                            66,000     24,239       0.0%
    Tiangong International Co., Ltd.                             1,068,000    134,812       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                       74,000     41,298       0.0%
    Tianjin Port Development Holdings, Ltd.                        772,000    118,194       0.0%
    Tianneng Power International, Ltd.                             250,000    225,677       0.0%
*   Tianyi Summi Holdings, Ltd.                                    136,000     19,250       0.0%
#   Tibet Water Resources, Ltd.                                    209,000     77,721       0.0%
#   Tingyi Cayman Islands Holding Corp.                            412,000    444,137       0.0%
    Tomson Group, Ltd.                                             109,264     36,186       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                   118,000    215,812       0.0%
    Tongda Group Holdings, Ltd.                                  1,260,000    332,483       0.0%
    Tonly Electronics Holdings, Ltd.                                31,200     16,469       0.0%
    Top Spring International Holdings, Ltd.                        107,600     32,275       0.0%
    Towngas China Co., Ltd.                                        286,000    160,918       0.0%
    TPV Technology, Ltd.                                           422,000     80,446       0.0%
    Travelsky Technology, Ltd. Class H                             196,471    419,184       0.0%
#   Trigiant Group, Ltd.                                           360,000     57,920       0.0%
    Truly International Holdings, Ltd.                             608,000    237,778       0.0%
    Tsingtao Brewery Co., Ltd. Class H                              24,000     95,745       0.0%
#   Uni-President China Holdings, Ltd.                             182,400    123,265       0.0%
#*  United Energy Group, Ltd.                                    1,588,000     95,682       0.0%
#*  United Photovoltaics Group, Ltd.                             1,040,000     90,879       0.0%
*   Universal Health International Group Holding, Ltd.             328,000     14,764       0.0%
    Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                     47,500     40,919       0.0%
*   V1 Group, Ltd.                                                 753,800     37,362       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
CHINA -- (Continued)
*   Vipshop Holdings, Ltd. ADR                                      12,001 $    164,054       0.0%
#   Want Want China Holdings, Ltd.                                 474,000      288,555       0.0%
#   Wasion Group Holdings, Ltd.                                    208,000      122,230       0.0%
    Weichai Power Co., Ltd. Class H                                277,440      418,541       0.0%
    Welling Holding, Ltd.                                          394,400       78,649       0.0%
#*  West China Cement, Ltd.                                      1,322,000      134,499       0.0%
#   Winteam Pharmaceutical Group, Ltd.                             406,000      207,452       0.0%
*   Wuzhou International Holdings, Ltd.                            466,000       48,070       0.0%
    Xiamen International Port Co., Ltd. Class H                    394,000       84,573       0.0%
#*  Xinchen China Power Holdings, Ltd.                              64,000       11,159       0.0%
    Xingda International Holdings, Ltd.                            414,000      171,923       0.0%
*   Xinhua Winshare Publishing and Media Co., Ltd. Class H         155,000      157,980       0.0%
    Xinjiang Goldwind Science & Technology Co., Ltd. Class H        51,400       70,862       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H              228,000       24,883       0.0%
#   Xinyi Solar Holdings, Ltd.                                     704,000      260,801       0.0%
*   Xiwang Special Steel Co., Ltd.                                 185,000       18,121       0.0%
    XTEP International Holdings, Ltd.                              314,500      139,218       0.0%
*   Yanchang Petroleum International, Ltd.                       1,360,000       38,079       0.0%
    Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                       40,500       78,986       0.0%
    Yanlord Land Group, Ltd.                                        71,000       70,654       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                          140,000      103,683       0.0%
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     18,500      137,270       0.0%
    Yida China Holdings, Ltd.                                      110,000       45,054       0.0%
    Yingde Gases Group Co., Ltd.                                   460,500      185,668       0.0%
    Yip's Chemical Holdings, Ltd.                                   96,000       38,931       0.0%
*   Youyuan International Holdings, Ltd.                           155,510       35,902       0.0%
*   Yuanda China Holdings, Ltd.                                  1,038,000       26,861       0.0%
    Yuexiu Property Co., Ltd.                                    3,133,720      459,097       0.0%
#   Yuexiu Transport Infrastructure, Ltd.                          138,639       94,941       0.0%
    Yuzhou Properties Co., Ltd.                                    641,000      237,892       0.0%
#*  Zall Group, Ltd.                                               384,000      261,923       0.0%
    Zhaojin Mining Industry Co., Ltd. Class H                      185,000      189,928       0.0%
    Zhejiang Expressway Co., Ltd. Class H                          192,000      201,014       0.0%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H         16,600        8,240       0.0%
*   Zhong An Real Estate, Ltd.                                     146,000       13,732       0.0%
#   Zhongsheng Group Holdings, Ltd.                                270,000      269,575       0.0%
    Zhuhai Holdings Investment Group, Ltd.                         196,000       30,758       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd.                           51,500      249,021       0.0%
    Zijin Mining Group Co., Ltd. Class H                           269,000       85,492       0.0%
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                      388,800      141,490       0.0%
    ZTE Corp. Class H                                              151,204      207,749       0.0%
                                                                           ------------       ---
TOTAL CHINA                                                                 125,788,222       5.2%
                                                                           ------------       ---
COLOMBIA -- (0.1%)
    Almacenes Exito SA                                              48,804      243,470       0.0%
    Banco de Bogota SA                                               2,339       48,293       0.0%
    Bancolombia SA                                                  25,569      225,350       0.0%
    Bancolombia SA Sponsored ADR                                     9,801      375,182       0.1%
    Celsia SA ESP                                                   52,696       71,067       0.0%
    Cementos Argos SA                                               14,282       56,524       0.0%
*   Cemex Latam Holdings SA                                         23,258       86,479       0.0%
    Corp. Financiera Colombiana SA                                   8,251      102,300       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COLOMBIA -- (Continued)
*   Ecopetrol SA                                                 116,153 $   50,606       0.0%
*   Ecopetrol SA Sponsored ADR                                    10,314     89,629       0.0%
    Empresa de Telecomunicaciones de Bogota                       40,000      7,836       0.0%
    Grupo Argos SA                                                 1,610     10,441       0.0%
    Grupo Aval Acciones y Valores SA                               2,187     17,912       0.0%
    Grupo de Inversiones Suramericana SA                           9,338    120,437       0.0%
    Grupo Nutresa SA                                               6,376     53,395       0.0%
    Interconexion Electrica SA ESP                                49,754    165,307       0.0%
                                                                         ----------       ---
TOTAL COLOMBIA                                                            1,724,228       0.1%
                                                                         ----------       ---
CZECH REPUBLIC -- (0.0%)
    CEZ A.S.                                                      13,771    259,738       0.0%
    Komercni banka A.S.                                            1,590     58,178       0.0%
    O2 Czech Republic A.S.                                         6,416     58,862       0.0%
    Pegas Nonwovens SA                                             2,000     64,164       0.0%
    Philip Morris CR A.S.                                            100     49,397       0.0%
    Unipetrol A.S.                                                11,278     84,324       0.0%
                                                                         ----------       ---
TOTAL CZECH REPUBLIC                                                        574,663       0.0%
                                                                         ----------       ---
DENMARK -- (1.3%)
    ALK-Abello A.S.                                                1,220    165,047       0.0%
    Alm Brand A.S.                                                40,110    301,859       0.0%
    Ambu A.S. Class B                                              7,992    414,184       0.0%
    AP Moller--Maersk A.S. Class A                                   262    382,956       0.0%
    AP Moller--Maersk A.S. Class B                                   571    875,846       0.1%
*   Bang & Olufsen A.S.                                           17,058    188,574       0.0%
*   Bavarian Nordic A.S.                                           6,528    221,148       0.0%
    Carlsberg A.S. Class B                                        10,030    903,646       0.1%
    Chr Hansen Holding A.S.                                       24,228  1,450,963       0.1%
    Coloplast A.S. Class B                                         4,082    284,363       0.0%
*   D/S Norden A.S.                                                8,102    115,373       0.0%
    Danske Bank A.S.                                              32,600  1,005,678       0.1%
    DFDS A.S.                                                     11,264    544,256       0.0%
    DSV A.S.                                                      53,241  2,577,920       0.1%
#   FLSmidth & Co. A.S.                                           19,471    706,464       0.0%
*   Genmab A.S.                                                    7,583  1,248,724       0.1%
    GN Store Nord A.S.                                            51,455  1,042,903       0.1%
*   H Lundbeck A.S.                                               13,384    431,346       0.0%
*   H+H International A.S. Class B                                 4,996     50,194       0.0%
    IC Group A.S.                                                  2,723     64,344       0.0%
    ISS A.S.                                                      29,207  1,146,541       0.1%
*   Jeudan A.S.                                                      397     40,742       0.0%
    Jyske Bank A.S.                                               30,592  1,387,050       0.1%
    Matas A.S.                                                    16,327    316,869       0.0%
    NKT Holding A.S.                                              10,386    699,245       0.0%
    Nordjyske Bank A.S.                                            2,948     43,442       0.0%
    Novo Nordisk A.S. Class B                                     61,513  2,191,430       0.1%
    Novo Nordisk A.S. Sponsored ADR                               20,820    739,943       0.0%
    Novozymes A.S. Class B                                        23,159    859,125       0.1%
    Pandora A.S.                                                  18,262  2,375,073       0.1%
*   Parken Sport & Entertainment A.S.                              1,975     22,314       0.0%
    Per Aarsleff Holding A.S.                                      7,330    172,938       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
DENMARK -- (Continued)
    Ringkjoebing Landbobank A.S.                                   1,291 $   273,335       0.0%
    Rockwool International A.S. Class B                            3,041     508,632       0.0%
    Royal Unibrew A.S.                                            13,435     628,509       0.0%
    RTX A.S.                                                       3,831      66,487       0.0%
*   Santa Fe Group A.S.                                            5,671      55,115       0.0%
    Schouw & Co., AB                                               5,210     330,514       0.0%
    SimCorp A.S.                                                  12,063     666,161       0.0%
    Solar A.S. Class B                                             2,756     151,471       0.0%
    Spar Nord Bank A.S.                                           28,160     282,352       0.0%
    Sydbank A.S.                                                  21,250     663,558       0.0%
*   TDC A.S.                                                     286,799   1,581,266       0.1%
*   Tivoli A.S.                                                       80       5,046       0.0%
*   TK Development A.S.                                            8,577      11,354       0.0%
*   Topdanmark A.S.                                               25,711     691,957       0.0%
    Tryg A.S.                                                     30,060     586,199       0.0%
    United International Enterprises                                 410      75,866       0.0%
    Vestas Wind Systems A.S.                                      10,531     843,700       0.0%
*   Vestjysk Bank A.S.                                             5,218       7,164       0.0%
*   William Demant Holding A.S.                                   32,505     604,822       0.0%
*   Zealand Pharma A.S.                                            3,026      41,937       0.0%
                                                                         -----------       ---
TOTAL DENMARK                                                             31,045,945       1.3%
                                                                         -----------       ---
EGYPT -- (0.0%)
    Commercial International Bank Egypt SAE GDR                   30,188     133,461       0.0%
*   Global Telecom Holding SAE GDR                                18,270      37,460       0.0%
                                                                         -----------       ---
TOTAL EGYPT                                                                  170,921       0.0%
                                                                         -----------       ---
FINLAND -- (1.4%)
    Ahlstrom Oyj                                                   7,221     100,746       0.0%
    Alma Media Oyj                                                 3,037      17,498       0.0%
    Amer Sports Oyj                                               44,342   1,206,514       0.1%
    Aspo Oyj                                                       6,086      47,172       0.0%
    Atria Oyj                                                      2,101      23,058       0.0%
*   BasWare Oyj                                                    1,070      39,358       0.0%
    Bittium Oyj                                                   13,678      84,733       0.0%
    Cargotec Oyj Class B                                          15,973     655,057       0.0%
    Caverion Corp.                                                19,094     137,379       0.0%
    Citycon Oyj                                                  103,166     241,760       0.0%
    Comptel Oyj                                                   10,166      23,975       0.0%
    Cramo Oyj                                                     14,158     371,063       0.0%
    Elisa Oyj                                                     32,593   1,098,097       0.1%
    F-Secure Oyj                                                  21,049      74,420       0.0%
*   Finnair Oyj                                                   18,798      83,323       0.0%
    Fiskars Oyj Abp                                               10,974     196,601       0.0%
    Fortum Oyj                                                    39,288     654,888       0.0%
    HKScan Oyj Class A                                             9,570      33,315       0.0%
    Huhtamaki Oyj                                                 38,214   1,542,240       0.1%
    Kemira Oyj                                                    42,249     503,527       0.0%
    Kesko Oyj Class A                                              6,764     315,889       0.0%
    Kesko Oyj Class B                                             26,056   1,294,721       0.1%
    Kone Oyj Class B                                              22,183   1,020,677       0.1%
    Konecranes Oyj                                                13,096     446,080       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FINLAND -- (Continued)
    Lassila & Tikanoja Oyj                                        11,538 $   240,218       0.0%
    Lemminkainen Oyj                                                 971      18,422       0.0%
    Metsa Board Oyj                                               80,239     460,936       0.0%
    Metso Oyj                                                     40,396   1,059,173       0.1%
    Metso Oyj Sponsored ADR                                          800       5,368       0.0%
    Munksjo Oyj                                                    3,996      57,429       0.0%
    Neste Oyj                                                     50,918   2,196,709       0.1%
    Nokia Oyj(5902941)                                           368,602   1,645,645       0.1%
    Nokia Oyj(5946455)                                           150,663     671,897       0.0%
    Nokian Renkaat Oyj                                            30,884   1,035,898       0.1%
    Olvi Oyj Class A                                               3,955     119,768       0.0%
    Oriola-KD Oyj Class B                                         34,758     162,888       0.0%
    Orion Oyj Class A                                              4,886     207,553       0.0%
    Orion Oyj Class B                                             21,344     908,484       0.0%
*   Outokumpu Oyj                                                100,685     701,932       0.0%
#*  Outotec Oyj                                                   62,886     273,825       0.0%
    PKC Group Oyj                                                  8,416     147,589       0.0%
    Ponsse Oy                                                      1,987      49,648       0.0%
*   Poyry Oyj                                                      5,709      19,389       0.0%
    Raisio Oyj Class V                                            50,845     212,595       0.0%
    Ramirent Oyj                                                  28,261     208,380       0.0%
    Revenio Group Oyj                                                670      19,691       0.0%
    Sampo Oyj Class A                                             34,348   1,573,620       0.1%
    Sanoma Oyj                                                    46,713     436,816       0.0%
    SRV Group Oyj                                                  3,551      16,977       0.0%
*   Stockmann Oyj Abp Class B                                     11,937      89,151       0.0%
    Stora Enso Oyj Class R                                       228,200   2,156,519       0.1%
    Stora Enso Oyj Sponsored ADR                                   1,800      16,920       0.0%
*   Talvivaara Mining Co. P.L.C.                                 136,822         856       0.0%
    Technopolis Oyj                                               49,353     170,642       0.0%
    Tieto Oyj                                                     21,406     587,220       0.0%
    Tikkurila Oyj                                                 10,157     195,555       0.0%
    UPM-Kymmene Oyj                                              210,965   4,907,364       0.2%
    UPM-Kymmene Oyj Sponsored ADR                                  1,300      30,212       0.0%
    Uponor Oyj                                                    17,236     293,207       0.0%
    Vaisala Oyj Class A                                            1,846      62,697       0.0%
    Valmet Oyj                                                    32,957     489,315       0.0%
    Wartsila Oyj Abp                                              22,437     969,599       0.1%
    YIT Oyj                                                       48,840     407,321       0.0%
                                                                         -----------       ---
TOTAL FINLAND                                                             33,039,519       1.4%
                                                                         -----------       ---
FRANCE -- (5.3%)
    Accor SA                                                      33,917   1,287,027       0.1%
    Actia Group                                                    1,316      11,791       0.0%
    Aeroports de Paris                                             2,219     224,135       0.0%
*   Air France-KLM                                                36,000     219,445       0.0%
    Air Liquide SA                                                10,029   1,019,073       0.1%
    Airbus Group SE                                               24,049   1,428,026       0.1%
    Akka Technologies                                              2,022      70,703       0.0%
    Albioma SA                                                     9,048     149,463       0.0%
*   Alstom SA                                                     12,568     337,723       0.0%
    Alten SA                                                       8,829     630,825       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
FRANCE -- (Continued)
    Altran Technologies SA                                        40,760 $  581,582       0.0%
    April SA                                                       3,147     43,147       0.0%
*   Archos                                                         2,165      3,280       0.0%
    Arkema SA                                                     26,548  2,517,343       0.1%
    Assystem                                                       3,266     97,907       0.0%
    Atos SE                                                       21,926  2,275,339       0.1%
    Aubay                                                            778     22,061       0.0%
    AXA SA                                                        92,707  2,091,685       0.1%
    AXA SA Sponsored ADR                                           5,414    122,302       0.0%
    Axway Software SA                                              1,277     39,114       0.0%
    Beneteau SA                                                    3,617     41,821       0.0%
    BioMerieux                                                     4,402    641,331       0.0%
    BNP Paribas SA                                                65,207  3,780,914       0.2%
    Boiron SA                                                      1,642    138,780       0.0%
    Bollore SA(4572709)                                          161,727    532,445       0.0%
*   Bollore SA(BD3RTL2)                                            1,089      3,933       0.0%
    Bonduelle SCA                                                  5,636    133,544       0.0%
#   Bourbon Corp.                                                  5,772     75,328       0.0%
    Bouygues SA                                                   42,186  1,375,158       0.1%
    Bureau Veritas SA                                             15,901    300,324       0.0%
    Burelle SA                                                        45     44,252       0.0%
    Capgemini SA                                                  18,385  1,522,588       0.1%
    Carrefour SA                                                  96,543  2,530,290       0.1%
    Casino Guichard Perrachon SA                                  21,271  1,058,891       0.1%
*   Cegedim SA                                                       878     22,353       0.0%
*   Cegid Group SA                                                 2,254         --       0.0%
#*  CGG SA                                                         6,745    178,154       0.0%
#   CGG SA Sponsored ADR                                             750     19,661       0.0%
    Chargeurs SA                                                  13,753    239,113       0.0%
    Christian Dior SE                                              3,321    640,508       0.0%
    Cie de Saint-Gobain                                           82,244  3,651,894       0.2%
    Cie des Alpes                                                  1,776     32,884       0.0%
    Cie Generale des Etablissements Michelin                      36,347  3,936,672       0.2%
    CNP Assurances                                                44,540    771,353       0.0%
*   Coface SA                                                     15,786    102,218       0.0%
    Credit Agricole SA                                            78,282    844,584       0.0%
    Danone SA                                                     19,220  1,333,067       0.1%
    Danone SA Sponsored ADR                                          600      8,346       0.0%
    Dassault Systemes                                              4,264    337,507       0.0%
    Dassault Systemes Sponsored ADR                                1,228     97,147       0.0%
    Derichebourg SA                                               49,272    154,092       0.0%
    Devoteam SA                                                    2,730    147,440       0.0%
    Edenred                                                       41,598    962,727       0.1%
    Eiffage SA                                                    18,238  1,350,243       0.1%
#   Electricite de France SA                                      66,660    747,273       0.0%
    Elior Group                                                   29,141    654,635       0.0%
    Elis SA                                                        1,777     29,523       0.0%
    Engie SA                                                     232,710  3,356,078       0.2%
*   Eramet                                                         2,574    120,815       0.0%
    Essilor International SA                                      13,237  1,487,487       0.1%
*   Esso SA Francaise                                              1,078     43,354       0.0%
*   Etablissements Maurel et Prom                                 64,889    285,633       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
    Euler Hermes Group                                            3,547 $  307,689       0.0%
    Eurofins Scientific SE                                        1,562    709,845       0.0%
    Euronext NV                                                   9,161    366,859       0.0%
    Eutelsat Communications SA                                   37,859    793,329       0.0%
    Exel Industries Class A                                         289     21,159       0.0%
    Faiveley Transport SA                                         1,094    119,270       0.0%
    Faurecia                                                     26,226    966,728       0.1%
    Fimalac                                                           8        865       0.0%
    Fleury Michon SA                                                371     24,272       0.0%
    Gaztransport Et Technigaz SA                                  4,500    152,040       0.0%
    GL Events                                                     3,961     70,642       0.0%
    Groupe Crit                                                   1,156     76,242       0.0%
    Groupe Eurotunnel SE                                         84,383    789,770       0.0%
*   Groupe Flo                                                    1,396      1,119       0.0%
*   Groupe Fnac SA(B7VQL46)                                       4,748    324,115       0.0%
*   Groupe Fnac SA(BLRZL56)                                       3,486    238,043       0.0%
*   Groupe Gorge                                                    566     12,172       0.0%
    Groupe Open                                                     759     20,394       0.0%
    Guerbet                                                       2,049    121,767       0.0%
    Haulotte Group SA                                             4,516     62,585       0.0%
    Havas SA                                                     33,894    275,891       0.0%
    Hermes International                                            651    263,724       0.0%
*   HiPay Group SA                                                2,042     23,122       0.0%
    Iliad SA                                                      1,366    286,362       0.0%
    Imerys SA                                                    10,713    745,886       0.0%
    Ingenico Group SA                                             6,236    493,254       0.0%
    Interparfums SA                                               2,371     68,049       0.0%
    Ipsen SA                                                      5,548    383,539       0.0%
    IPSOS                                                        13,770    449,735       0.0%
    Jacquet Metal Service                                         5,045     84,699       0.0%
    JCDecaux SA                                                  11,153    341,082       0.0%
    Kering                                                        6,960  1,544,210       0.1%
    Korian SA                                                    14,489    443,786       0.0%
    L'Oreal SA                                                    4,603    824,669       0.0%
    Lagardere SCA                                                37,726    960,756       0.1%
    Laurent-Perrier                                                 664     51,036       0.0%
    Le Noble Age                                                  1,043     36,701       0.0%
    Lectra                                                        1,700     30,728       0.0%
    Legrand SA                                                   14,410    814,119       0.0%
    LISI                                                          6,351    188,139       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                          11,021  2,006,496       0.1%
    Maisons France Confort SA                                       535     28,049       0.0%
    Manitou BF SA                                                 2,706     48,851       0.0%
    Manutan International                                           734     47,908       0.0%
    Mersen                                                        5,087    101,813       0.0%
*   METabolic EXplorer SA                                         4,118      9,779       0.0%
    Metropole Television SA                                      10,628    185,178       0.0%
    MGI Coutier                                                   4,240    119,201       0.0%
    Natixis SA                                                   79,064    400,026       0.0%
*   Naturex                                                       1,883    170,847       0.0%
    Neopost SA                                                   15,900    481,553       0.0%
*   Nexans SA                                                    10,643    604,973       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
FRANCE -- (Continued)
    Nexity SA                                                     12,666 $  635,941       0.0%
*   Nicox                                                          4,348     34,951       0.0%
*   NRJ Group                                                      4,409     43,909       0.0%
    Oeneo SA                                                       3,904     34,807       0.0%
*   Onxeo SA                                                      10,246     26,765       0.0%
    Orange SA                                                    252,114  3,966,675       0.2%
    Orange SA Sponsored ADR                                       26,020    408,514       0.0%
    Orpea                                                          7,493    623,627       0.0%
#*  Parrot SA                                                      3,660     32,508       0.0%
    Pernod Ricard SA                                              11,956  1,421,847       0.1%
*   Peugeot SA                                                   120,154  1,799,308       0.1%
*   Pierre & Vacances SA                                           2,468     96,574       0.0%
    Plastic Omnium SA                                             22,695    740,076       0.0%
    Plastivaloire                                                    637     79,779       0.0%
    Publicis Groupe SA                                            12,899    884,868       0.1%
    Publicis Groupe SA ADR                                         1,600     27,520       0.0%
    Rallye SA                                                     13,551    245,505       0.0%
    Remy Cointreau SA                                              2,082    168,815       0.0%
    Renault SA                                                    29,945  2,604,072       0.1%
    Rexel SA                                                     117,904  1,635,239       0.1%
    Rothschild & Co.                                                 473     11,221       0.0%
    Rubis SCA                                                      8,874    809,230       0.0%
    Safran SA                                                     13,595    935,490       0.1%
    Sanofi                                                        39,874  3,102,946       0.1%
    Sanofi ADR                                                    39,660  1,542,377       0.1%
    Sartorius Stedim Biotech                                       4,674    315,379       0.0%
    Savencia SA                                                    1,129     69,159       0.0%
    Schneider Electric SE(B11BPS1)                                 1,444     96,995       0.0%
    Schneider Electric SE(4834108)                                30,730  2,066,595       0.1%
    SCOR SE                                                       48,074  1,556,809       0.1%
    SEB SA                                                         6,883  1,013,008       0.1%
    Seche Environnement SA                                           824     25,309       0.0%
*   Sequana SA                                                    11,045     18,903       0.0%
    SES SA                                                        19,167    440,958       0.0%
    SFR Group SA                                                   3,028     81,609       0.0%
    Societe BIC SA                                                 3,399    471,143       0.0%
    Societe Generale SA                                           59,568  2,323,599       0.1%
*   Societe Internationale de Plantations d'Heveas SA                245      9,940       0.0%
    Sodexo SA                                                      4,695    545,187       0.0%
#*  Solocal Group                                                  7,072     24,547       0.0%
    Somfy SA                                                         158     65,925       0.0%
    Sopra Steria Group                                             4,492    456,936       0.0%
*   Stallergenes Greer P.L.C.                                        398     12,713       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      25,338     97,248       0.0%
    Stef SA                                                        1,461    113,103       0.0%
    STMicroelectronics NV(5962332)                               204,953  1,945,211       0.1%
    STMicroelectronics NV(2430025)                                37,473    354,120       0.0%
    Suez                                                          35,668    564,968       0.0%
    Sword Group                                                    1,588     47,582       0.0%
    Synergie SA                                                    5,958    192,724       0.0%
    Tarkett SA                                                     6,777    241,344       0.0%
    Technicolor SA                                                62,116    362,876       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
FRANCE -- (Continued)
    Technip SA                                                    38,824 $  2,576,745       0.1%
    Teleperformance                                               19,032    2,010,875       0.1%
    Television Francaise 1                                        46,092      424,524       0.0%
    Tessi SA                                                          80       12,194       0.0%
    Thales SA                                                     10,191      958,820       0.1%
    Total Gabon                                                       81       11,576       0.0%
    Total SA                                                     219,419   10,511,245       0.5%
    Total SA Sponsored ADR                                         5,401      257,852       0.0%
*   Touax SA                                                          25          300       0.0%
    Trigano SA                                                     3,155      223,166       0.0%
*   Ubisoft Entertainment SA                                      39,703    1,350,918       0.1%
    Valeo SA                                                      38,034    2,194,746       0.1%
#*  Vallourec SA                                                 143,592      705,655       0.0%
*   Valneva SE                                                    14,422       39,274       0.0%
    Veolia Environnement SA                                       39,060      853,359       0.1%
    Veolia Environnement SA ADR                                   13,366      291,780       0.0%
    Vetoquinol SA                                                    532       26,760       0.0%
    Vicat SA                                                       6,876      432,307       0.0%
    VIEL & Cie SA                                                 13,569       53,730       0.0%
    Vilmorin & Cie SA                                              1,915      115,148       0.0%
    Vinci SA                                                      37,019    2,680,897       0.1%
*   Virbac SA                                                        896      142,582       0.0%
    Vivendi SA                                                   104,333    2,111,758       0.1%
    Vranken-Pommery Monopole SA                                      106        2,669       0.0%
*   Worldline SA                                                   5,960      163,708       0.0%
    Zodiac Aerospace                                              32,659      793,686       0.0%
                                                                         ------------       ---
TOTAL FRANCE                                                              128,972,125       5.4%
                                                                         ------------       ---
GERMANY -- (5.1%)
    Aareal Bank AG                                                26,516      959,088       0.1%
    Adidas AG                                                     17,702    2,908,333       0.1%
    Adler Modemaerkte AG                                           2,793       15,865       0.0%
*   ADVA Optical Networking SE                                    17,734      141,320       0.0%
*   AIXTRON SE                                                    30,814      146,568       0.0%
    Allgeier SE                                                    1,637       32,330       0.0%
    Allianz SE                                                    19,774    3,086,805       0.1%
    Allianz SE Sponsored ADR                                      36,967      574,098       0.0%
    Amadeus Fire AG                                                  675       54,225       0.0%
    Aurubis AG                                                    13,257      691,173       0.0%
    Axel Springer SE                                              13,657      684,202       0.0%
    BASF SE                                                       97,349    8,593,771       0.4%
    BASF SE Sponsored ADR                                          1,000       88,180       0.0%
    Bauer AG                                                       4,794       65,838       0.0%
    Bayer AG                                                      23,166    2,300,143       0.1%
    Bayer AG Sponsored ADR                                           200       19,843       0.0%
    Bayerische Motoren Werke AG                                   57,820    5,044,532       0.2%
    BayWa AG                                                       6,350      213,361       0.0%
    Bechtle AG                                                     3,005      316,038       0.0%
    Beiersdorf AG                                                  4,330      381,731       0.0%
    Bertrandt AG                                                   2,047      217,721       0.0%
    Bijou Brigitte AG                                                921       54,637       0.0%
#*  Bilfinger SE                                                  14,926      525,604       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
    Biotest AG                                                     2,019 $   36,064       0.0%
    Borussia Dortmund GmbH & Co. KGaA                             33,687    212,545       0.0%
    BRAAS Monier Building Group SA                                   592     17,061       0.0%
    Brenntag AG                                                   27,624  1,476,784       0.1%
    CANCOM SE                                                      3,759    171,086       0.0%
    Carl Zeiss Meditec AG                                          7,097    255,472       0.0%
    CENIT AG                                                       4,236    105,840       0.0%
    CENTROTEC Sustainable AG                                       4,859     79,859       0.0%
    Cewe Stiftung & Co. KGAA                                       2,229    213,586       0.0%
    Comdirect Bank AG                                             10,665    108,281       0.0%
    Commerzbank AG                                                84,791    577,444       0.0%
    CompuGroup Medical SE                                          5,690    252,136       0.0%
*   Constantin Medien AG                                           4,831     10,914       0.0%
    Continental AG                                                 6,411  1,231,495       0.1%
    CropEnergies AG                                                8,062     45,652       0.0%
    CTS Eventim AG & Co. KGaA                                      9,615    345,085       0.0%
    Daimler AG                                                   140,117  9,996,223       0.4%
*   DEAG Deutsche Entertainment AG                                 5,236     14,425       0.0%
    Delticom AG                                                      285      5,427       0.0%
#*  Deutsche Bank AG                                              63,303    910,930       0.1%
*   Deutsche Boerse AG                                             9,564    746,838       0.0%
    Deutsche Lufthansa AG                                        111,916  1,432,424       0.1%
    Deutsche Post AG                                              38,018  1,178,971       0.1%
    Deutsche Telekom AG                                          235,891  3,848,613       0.2%
    Deutsche Telekom AG Sponsored ADR                            104,159  1,699,875       0.1%
    Deutsche Wohnen AG                                            43,141  1,409,481       0.1%
    Deutz AG                                                      40,350    199,582       0.0%
*   Dialog Semiconductor P.L.C.                                   26,664  1,048,617       0.1%
    DIC Asset AG                                                  11,813    113,343       0.0%
    DMG Mori AG                                                   11,939    546,486       0.0%
    Dr Hoenle AG                                                     518     14,371       0.0%
    Draegerwerk AG & Co. KGaA                                        972     62,087       0.0%
    Drillisch AG                                                   9,662    441,462       0.0%
    Duerr AG                                                       9,357    697,753       0.0%
    E.ON SE                                                      507,298  3,717,914       0.2%
    E.ON SE Sponsored ADR                                          3,600     26,514       0.0%
    Eckert & Ziegler AG                                              831     19,275       0.0%
    Elmos Semiconductor AG                                         5,277     79,913       0.0%
    ElringKlinger AG                                              10,967    169,883       0.0%
*   Euromicron AG                                                  1,356     10,869       0.0%
*   Evotec AG                                                      7,781     42,669       0.0%
    Fielmann AG                                                    4,855    336,953       0.0%
*   First Sensor AG                                                  945     14,732       0.0%
    Francotyp-Postalia Holding AG Class A                          3,372     16,288       0.0%
    Fraport AG Frankfurt Airport Services Worldwide               12,475    740,522       0.0%
    Freenet AG                                                    32,223    923,805       0.1%
    Fresenius Medical Care AG & Co. KGaA                          20,668  1,683,494       0.1%
    Fresenius SE & Co. KGaA                                       58,466  4,319,889       0.2%
    Fuchs Petrolub SE                                              4,941    195,510       0.0%
    GEA Group AG                                                   5,538    214,497       0.0%
    Gerresheimer AG                                               12,028    907,272       0.1%
    Gerry Weber International AG                                   6,107     76,243       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
    Gesco AG                                                         578 $   46,199       0.0%
    GFK SE                                                         3,465    116,860       0.0%
    GFT Technologies SE                                            4,170     83,464       0.0%
    Grammer AG                                                     7,527    430,896       0.0%
    GRENKE AG                                                      1,294    225,278       0.0%
*   H&R GmbH & Co. KGaA                                            6,306    116,744       0.0%
    Hamburger Hafen und Logistik AG                               10,530    167,380       0.0%
    Hannover Rueck SE                                              4,303    480,048       0.0%
    HeidelbergCement AG                                           13,740  1,299,777       0.1%
*   Heidelberger Druckmaschinen AG                               102,584    272,434       0.0%
    Hella KGaA Hueck & Co.                                         7,179    273,981       0.0%
    Henkel AG & Co. KGaA                                           3,035    334,403       0.0%
*   Highlight Communications AG                                    2,399     13,725       0.0%
    Hochtief AG                                                    2,930    400,082       0.0%
*   HolidayCheck Group AG                                          3,932      9,681       0.0%
    Hornbach Baumarkt AG                                             762     24,049       0.0%
    Hugo Boss AG                                                   5,937    373,321       0.0%
    Indus Holding AG                                               6,439    380,057       0.0%
    Infineon Technologies AG                                      66,375  1,193,773       0.1%
    Infineon Technologies AG ADR                                  51,213    920,810       0.1%
#   Init Innovation In Traffic Systems AG                          1,003     17,162       0.0%
    Isra Vision AG                                                   823     95,740       0.0%
    Jenoptik AG                                                   15,465    265,780       0.0%
#   K+S AG                                                        66,235  1,341,242       0.1%
    KION Group AG                                                 22,236  1,343,505       0.1%
*   Kloeckner & Co. SE                                            38,611    482,169       0.0%
*   Koenig & Bauer AG                                              5,554    261,397       0.0%
*   Kontron AG                                                    22,380     76,880       0.0%
    Krones AG                                                      4,409    449,717       0.0%
    KSB AG                                                            38     15,659       0.0%
*   KUKA AG                                                        6,263    710,730       0.0%
    KWS Saat SE                                                      722    236,222       0.0%
    Lanxess AG                                                    30,542  1,958,496       0.1%
    LEG Immobilien AG                                             12,781  1,078,104       0.1%
    Leifheit AG                                                      873     56,562       0.0%
    Leoni AG                                                      15,898    603,002       0.0%
    Linde AG                                                      15,298  2,526,719       0.1%
*   LPKF Laser & Electronics AG                                    4,377     33,590       0.0%
    MAN SE                                                         2,854    292,124       0.0%
*   Manz AG                                                        1,394     50,872       0.0%
*   Medigene AG                                                    2,880     25,543       0.0%
    Merck KGaA                                                     6,784    698,277       0.0%
    Metro AG                                                      62,485  1,871,689       0.1%
    MLP AG                                                        20,134     81,711       0.0%
    MTU Aero Engines AG                                           18,748  1,957,741       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                  8,214  1,594,826       0.1%
    MVV Energie AG                                                 1,519     33,730       0.0%
    Nemetschek SE                                                  4,409    274,997       0.0%
    Nexus AG                                                         982     20,124       0.0%
*   Nordex SE                                                     13,855    364,907       0.0%
    Norma Group SE                                                12,503    575,300       0.0%
    OHB SE                                                         1,700     35,258       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
GERMANY -- (Continued)
    Osram Licht AG                                                23,763 $1,349,668       0.1%
    paragon AG                                                       720     29,605       0.0%
*   Patrizia Immobilien AG                                        18,532    383,605       0.0%
    Pfeiffer Vacuum Technology AG                                  2,070    187,829       0.0%
    PNE Wind AG                                                   28,442     63,686       0.0%
    ProSiebenSat.1 Media SE                                       12,095    521,272       0.0%
    Puma SE                                                        1,031    256,950       0.0%
*   PVA TePla AG                                                   1,103      3,040       0.0%
*   QIAGEN NV                                                     34,885    853,199       0.1%
    QSC AG                                                        50,103    103,387       0.0%
    R Stahl AG                                                       845     27,998       0.0%
    Rational AG                                                      800    415,677       0.0%
    Rheinmetall AG                                                13,892    964,353       0.1%
    RHOEN-KLINIKUM AG                                             10,845    301,899       0.0%
    RIB Software AG                                                5,231     70,958       0.0%
    RTL Group SA                                                   2,061    161,523       0.0%
*   RWE AG                                                       206,559  3,286,185       0.2%
    S&T AG                                                         3,557     35,112       0.0%
    SAF-Holland SA                                                19,185    257,646       0.0%
    Salzgitter AG                                                 15,717    516,649       0.0%
    SAP SE                                                        11,432  1,007,153       0.1%
    SAP SE Sponsored ADR                                           9,200    808,128       0.0%
    Schaltbau Holding AG                                           1,808     55,949       0.0%
#*  SGL Carbon SE                                                  7,545     94,157       0.0%
    SHW AG                                                         2,328     80,705       0.0%
    Siemens AG                                                    43,047  4,890,886       0.2%
    Sixt SE                                                        5,937    360,260       0.0%
#   SMA Solar Technology AG                                        4,385    112,611       0.0%
*   SMT Scharf AG                                                  1,160     13,927       0.0%
    Software AG                                                   15,798    574,165       0.0%
*   Solarworld AG                                                  4,534     17,484       0.0%
*   Stabilus SA                                                      228     11,893       0.0%
    Stada Arzneimittel AG                                         24,978  1,252,611       0.1%
    STRATEC Biomedical AG                                            978     55,912       0.0%
    Stroeer SE & Co. KGaA                                          4,716    215,760       0.0%
    Suedzucker AG                                                 33,285    853,845       0.1%
*   Suess MicroTec AG                                             10,380     72,732       0.0%
    Surteco SE                                                     1,865     47,099       0.0%
    Symrise AG                                                    11,992    823,555       0.0%
    TAG Immobilien AG                                             33,186    442,524       0.0%
    Takkt AG                                                      13,736    325,779       0.0%
*   Talanx AG                                                     16,922    525,234       0.0%
    Telefonica Deutschland Holding AG                             45,545    176,638       0.0%
    ThyssenKrupp AG                                                8,298    192,539       0.0%
    TLG Immobilien AG                                             12,630    264,792       0.0%
*   Tom Tailor Holding AG                                          6,657     33,384       0.0%
*   Uniper SE                                                     50,729    675,214       0.0%
    United Internet AG                                            16,617    683,202       0.0%
    VERBIO Vereinigte BioEnergie AG                               11,970     89,290       0.0%
    Volkswagen AG                                                  4,490    671,186       0.0%
    Vonovia SE                                                    21,309    751,249       0.0%
*   Vossloh AG                                                     3,269    198,718       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
GERMANY -- (Continued)
    VTG AG                                                         5,010 $    152,890       0.0%
    Wacker Chemie AG                                               6,049      539,655       0.0%
    Wacker Neuson SE                                              11,432      158,157       0.0%
    Washtec AG                                                     1,256       63,914       0.0%
    Wirecard AG                                                    4,310      204,590       0.0%
    XING AG                                                          656      133,795       0.0%
*   Zalando SE                                                     3,060      134,563       0.0%
    Zeal Network SE                                                3,127      106,272       0.0%
                                                                         ------------       ---
TOTAL GERMANY                                                             124,373,255       5.2%
                                                                         ------------       ---
GREECE -- (0.1%)
    Aegean Airlines SA                                             4,941       31,830       0.0%
*   Alpha Bank AE                                                  2,364        4,042       0.0%
    Athens Water Supply & Sewage Co. SA (The)                      6,973       41,284       0.0%
    Bank of Greece                                                 2,794       31,162       0.0%
*   Ellaktor SA                                                   21,206       28,823       0.0%
*   FF Group                                                       3,954       94,697       0.0%
*   Fourlis Holdings SA                                            8,683       37,068       0.0%
*   GEK Terna Holding Real Estate Construction SA                 10,261       23,749       0.0%
    Hellenic Exchanges--Athens Stock Exchange SA                  18,545       91,564       0.0%
*   Hellenic Petroleum SA                                         16,443       75,185       0.0%
    Hellenic Telecommunications Organization SA                   24,316      222,984       0.0%
*   Intralot SA-Integrated Lottery Systems & Services             32,611       44,045       0.0%
    JUMBO SA                                                      22,397      318,269       0.1%
*   Marfin Investment Group Holdings SA                          175,597       25,217       0.0%
    Metka Industrial--Construction SA                              9,244       77,691       0.0%
    Motor Oil Hellas Corinth Refineries SA                        13,959      167,145       0.0%
*   Mytilineos Holdings SA                                        18,198      103,845       0.0%
*   National Bank of Greece SA                                     2,447          500       0.0%
    OPAP SA                                                       17,826      152,039       0.0%
*   Piraeus Bank SA                                                  575           95       0.0%
    Piraeus Port Authority SA                                      2,736       37,847       0.0%
*   Public Power Corp. SA                                         13,423       43,854       0.0%
    Terna Energy SA                                                9,557       29,160       0.0%
    Titan Cement Co. SA                                           10,553      245,114       0.0%
                                                                         ------------       ---
TOTAL GREECE                                                                1,927,209       0.1%
                                                                         ------------       ---
HONG KONG -- (2.3%)
*   13 Holdings, Ltd. (The)                                       33,000        9,714       0.0%
    Agritrade Resources, Ltd.                                    340,000       54,712       0.0%
    AIA Group, Ltd.                                              729,000    4,586,140       0.2%
    Allied Group, Ltd.                                             4,000       21,355       0.0%
    Allied Properties HK, Ltd.                                   224,000       47,360       0.0%
    APT Satellite Holdings, Ltd.                                 161,250      105,988       0.0%
    Asia Financial Holdings, Ltd.                                 72,000       41,285       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.              39,000       52,818       0.0%
    ASM Pacific Technology, Ltd.                                  56,800      547,244       0.0%
    Associated International Hotels, Ltd.                         38,000      110,982       0.0%
#   Bank of East Asia, Ltd. (The)                                224,778      903,587       0.1%
#   BEP International Holdings, Ltd.                             340,000       22,314       0.0%
    Bestway International Holdings, Ltd.                         210,000       27,348       0.0%
    BOC Hong Kong Holdings, Ltd.                                 334,500    1,192,244       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HONG KONG -- (Continued)
    Bonjour Holdings, Ltd.                                         737,000 $   31,743       0.0%
    Bright Smart Securities & Commodities Group, Ltd.              322,000    136,460       0.0%
#   Brightoil Petroleum Holdings, Ltd.                             767,000    220,499       0.0%
*   Brockman Mining, Ltd.                                          896,780     11,872       0.0%
*   Burwill Holdings, Ltd.                                       1,216,000     34,973       0.0%
    Cafe de Coral Holdings, Ltd.                                    58,000    204,783       0.0%
#   Cathay Pacific Airways, Ltd.                                   452,000    594,938       0.0%
    Chen Hsong Holdings                                             66,000     16,002       0.0%
    Cheuk Nang Holdings, Ltd.                                       21,211     15,834       0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                       32,000    261,882       0.0%
    Cheung Kong Property Holdings, Ltd.                            200,760  1,484,150       0.1%
    Chevalier International Holdings, Ltd.                          34,349     54,344       0.0%
*   China Energy Development Holdings, Ltd.                      3,908,000     48,461       0.0%
*   China Environmental Energy Investment, Ltd.                    138,000     10,142       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.           1,470,000     19,483       0.0%
    China Flavors & Fragrances Co., Ltd.                            62,000     22,094       0.0%
*   China Healthcare Enterprise Group, Ltd.                      1,160,000     20,020       0.0%
    China Metal International Holdings, Inc.                       190,000     66,339       0.0%
#*  China Smarter Energy Group Holdings, Ltd.                       98,000     10,983       0.0%
    China Ting Group Holdings, Ltd.                                358,000     19,376       0.0%
    Chinese Estates Holdings, Ltd.                                   6,500     11,762       0.0%
    Chow Sang Sang Holdings International, Ltd.                    126,000    222,459       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                            277,000    196,429       0.0%
    Chuang's Consortium International, Ltd.                        532,000    116,231       0.0%
    CITIC Telecom International Holdings, Ltd.                     652,000    222,411       0.0%
    CK Hutchison Holdings, Ltd.                                    187,760  2,318,466       0.1%
    CK Life Sciences Int'l Holdings, Inc.                          908,000     79,461       0.0%
    CLP Holdings, Ltd.                                              44,500    452,342       0.0%
    CNQC International Holdings, Ltd.                               32,500     12,558       0.0%
*   Common Splendor International Health Industry Group, Ltd.      522,000     44,983       0.0%
    Convenience Retail Asia, Ltd.                                   40,000     21,347       0.0%
#*  Cowell e Holdings, Inc.                                         48,000     14,753       0.0%
*   CP Lotus Corp.                                                  80,000      1,288       0.0%
*   Crocodile Garments                                             177,000     19,829       0.0%
#   CW Group Holdings, Ltd.                                        210,000     43,204       0.0%
    Dah Sing Banking Group, Ltd.                                   175,996    317,844       0.0%
#   Dah Sing Financial Holdings, Ltd.                               79,900    541,965       0.0%
    Eagle Nice International Holdings, Ltd.                         42,000     12,595       0.0%
    Emperor International Holdings, Ltd.                           613,333    143,611       0.0%
*   Emperor Watch & Jewellery, Ltd.                              1,360,000     54,256       0.0%
#*  Esprit Holdings, Ltd.                                          772,882    637,408       0.0%
#   Fairwood Holdings, Ltd.                                         21,000     97,441       0.0%
    Far East Consortium International, Ltd.                        695,004    284,488       0.0%
    FIH Mobile, Ltd.                                               967,000    319,114       0.0%
    First Pacific Co., Ltd.                                        810,400    613,921       0.0%
    First Shanghai Investments, Ltd.                               360,000     63,757       0.0%
    Fountain SET Holdings, Ltd.                                    320,000     42,018       0.0%
    G-Resources Group, Ltd.                                      7,330,800    129,752       0.0%
    Galaxy Entertainment Group, Ltd.                               196,000    802,547       0.1%
#*  GCL New Energy Holdings, Ltd.                                1,156,000     68,389       0.0%
*   Genting Hong Kong, Ltd.                                        281,000     79,981       0.0%
    Get Nice Financial Group, Ltd.                                  80,525     10,984       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HONG KONG -- (Continued)
    Get Nice Holdings, Ltd.                                      3,221,000 $  111,932       0.0%
#   Giordano International, Ltd.                                   642,000    340,125       0.0%
*   Global Brands Group Holding, Ltd.                            2,596,000    294,038       0.0%
    Glorious Sun Enterprises, Ltd.                                 255,000     34,141       0.0%
    Gold Peak Industries Holdings, Ltd.                            262,000     26,300       0.0%
    Guangnan Holdings, Ltd.                                         54,000      6,258       0.0%
#   Guotai Junan International Holdings, Ltd.                      690,000    263,487       0.0%
#   Haitong International Securities Group, Ltd.                   579,703    370,887       0.0%
    Hang Lung Group, Ltd.                                          208,000    795,650       0.1%
    Hang Lung Properties, Ltd.                                     244,000    536,583       0.0%
    Hang Seng Bank, Ltd.                                            65,400  1,179,444       0.1%
    Hanison Construction Holdings, Ltd.                            137,208     24,201       0.0%
    Hanny Holdings, Ltd.                                           185,000     10,376       0.0%
    Harbour Centre Development, Ltd.                                21,000     38,025       0.0%
    Henderson Land Development Co., Ltd.                           119,131    704,687       0.0%
    HK Electric Investments & HK Electric Investments, Ltd.        259,000    255,507       0.0%
    HKBN, Ltd.                                                     103,500    122,178       0.0%
*   HKR International, Ltd.                                        199,200     95,727       0.0%
    HKT Trust & HKT, Ltd.                                          523,000    717,301       0.1%
    Hon Kwok Land Investment Co., Ltd.                              20,000      7,757       0.0%
    Hong Kong & China Gas Co., Ltd.                                267,862    523,258       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                        14,400    102,588       0.0%
#   Hong Kong Exchanges and Clearing, Ltd.                          44,467  1,175,551       0.1%
    Hongkong & Shanghai Hotels, Ltd. (The)                          87,307     98,665       0.0%
    Hopewell Holdings, Ltd.                                        164,000    574,228       0.0%
#*  Hsin Chong Group Holding, Ltd.                                 876,000     38,869       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          647,000    208,372       0.0%
    Hysan Development Co., Ltd.                                     76,000    350,769       0.0%
*   I-CABLE Communications, Ltd.                                   374,000     39,933       0.0%
*   International Standard Resources Holdings, Ltd.                660,000     10,880       0.0%
*   iOne Holdings, Ltd.                                            480,000     12,346       0.0%
    IPE Group, Ltd.                                                140,000     30,480       0.0%
*   IRC, Ltd.                                                      420,533      9,676       0.0%
    IT, Ltd.                                                       128,000     47,127       0.0%
    Johnson Electric Holdings, Ltd.                                138,625    335,062       0.0%
    Kerry Logistics Network, Ltd.                                  218,250    289,711       0.0%
    Kerry Properties, Ltd.                                         240,500    761,521       0.1%
    Kingmaker Footwear Holdings, Ltd.                              186,000     45,477       0.0%
#   Kingston Financial Group, Ltd.                               1,169,000    485,285       0.0%
    Kowloon Development Co., Ltd.                                  152,000    152,142       0.0%
    L'Occitane International SA                                     97,750    202,556       0.0%
    Lai Sun Development Co., Ltd.                                5,639,000    114,610       0.0%
*   Landing International Development, Ltd.                      1,575,000     37,854       0.0%
    Li & Fung, Ltd.                                              1,752,000    861,242       0.1%
    Lifestyle International Holdings, Ltd.                         183,500    245,848       0.0%
    Lisi Group Holdings, Ltd.                                      390,000     32,660       0.0%
    Liu Chong Hing Investment, Ltd.                                 54,000     76,071       0.0%
    Luk Fook Holdings International, Ltd.                          134,000    392,931       0.0%
    Lung Kee Bermuda Holdings                                       40,000     13,957       0.0%
#*  Macau Legend Development, Ltd.                               1,025,000    179,292       0.0%
    Magnificent Hotel Investment, Ltd.                             500,000     11,644       0.0%
    Man Wah Holdings, Ltd.                                         577,600    383,350       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HONG KONG -- (Continued)
    Master Glory Group, Ltd.                                     1,480,000 $   83,011       0.0%
#   Melco Crown Entertainment, Ltd. ADR                             11,953    200,093       0.0%
    Melco International Development, Ltd.                          185,000    241,247       0.0%
#   MGM China Holdings, Ltd.                                        89,200    147,165       0.0%
*   Midland Holdings, Ltd.                                         166,666     59,098       0.0%
    Ming Fai International Holdings, Ltd.                          107,000     16,543       0.0%
    Miramar Hotel & Investment                                      31,000     62,454       0.0%
*   Mongolian Mining Corp.                                       1,658,500     63,731       0.0%
    MTR Corp., Ltd.                                                 97,766    541,044       0.0%
    NagaCorp, Ltd.                                                 554,000    346,053       0.0%
    National Electronic Hldgs                                       30,800      3,808       0.0%
*   Neo-Neon Holdings, Ltd.                                        136,500     21,269       0.0%
    New World Development Co., Ltd.                              1,336,019  1,661,005       0.1%
    Newocean Energy Holdings, Ltd.                                 466,000    120,056       0.0%
*   Next Digital, Ltd.                                             124,000      6,547       0.0%
*   Nine Express, Ltd.                                             162,000      7,702       0.0%
    NWS Holdings, Ltd.                                             386,022    683,009       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.         340,000     21,218       0.0%
    Orient Overseas International, Ltd.                             84,000    314,209       0.0%
    Oriental Watch Holdings                                         96,400     17,532       0.0%
*   Pacific Andes International Holdings, Ltd.                   1,128,607      7,975       0.0%
#*  Pacific Basin Shipping, Ltd.                                 1,029,000    153,645       0.0%
#   Pacific Textiles Holdings, Ltd.                                198,000    249,466       0.0%
    Paliburg Holdings, Ltd.                                         52,000     15,880       0.0%
#*  Paradise Entertainment, Ltd.                                   132,000     32,479       0.0%
    PCCW, Ltd.                                                   1,117,511    665,195       0.0%
*   Pearl Oriental Oil, Ltd.                                       638,000     24,228       0.0%
    Perfect Shape Beauty Technology, Ltd.                           88,000      8,951       0.0%
    Pico Far East Holdings, Ltd.                                   314,000     95,513       0.0%
    Playmates Holdings, Ltd.                                        58,000     67,816       0.0%
    Playmates Toys, Ltd.                                           332,000     52,095       0.0%
#   Polytec Asset Holdings, Ltd.                                   610,000     44,068       0.0%
    Power Assets Holdings, Ltd.                                     53,000    497,442       0.0%
#   Prada SpA                                                       47,700    167,108       0.0%
    Public Financial Holdings, Ltd.                                 72,000     32,283       0.0%
*   PYI Corp., Ltd.                                              1,406,000     29,437       0.0%
    Regal Hotels International Holdings, Ltd.                      142,000     79,128       0.0%
    SA SA International Holdings, Ltd.                             265,687    121,478       0.0%
    Samsonite International SA                                     310,200    973,289       0.1%
#   Sands China, Ltd.                                               66,000    286,424       0.0%
    SAS Dragon Holdings, Ltd.                                      216,000     38,000       0.0%
#   SEA Holdings, Ltd.                                              72,000    183,315       0.0%
*   SEEC Media Group, Ltd.                                         640,000     11,769       0.0%
    Shangri-La Asia, Ltd.                                          653,166    717,369       0.1%
#   Shenwan Hongyuan HK, Ltd.                                      232,500    127,897       0.0%
*   Shougang Concord Grand Group, Ltd.                             374,000     12,279       0.0%
#*  Shun Tak Holdings, Ltd.                                        581,499    196,032       0.0%
*   Singamas Container Holdings, Ltd.                              524,000     54,632       0.0%
    Sino Land Co., Ltd.                                            288,479    489,820       0.0%
#   SITC International Holdings Co., Ltd.                          216,000    127,728       0.0%
    Sitoy Group Holdings, Ltd.                                     105,000     37,715       0.0%
#   SJM Holdings, Ltd.                                             695,301    479,908       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
HONG KONG -- (Continued)
    SmarTone Telecommunications Holdings, Ltd.                     152,586 $   230,332       0.0%
*   SOCAM Development, Ltd.                                         88,444      34,283       0.0%
    Soundwill Holdings, Ltd.                                         6,000      10,883       0.0%
*   South China Financial Holdings, Ltd.                         3,100,000      31,900       0.0%
*   South China Holdings Co., Ltd.                                 928,000      46,027       0.0%
    Stella International Holdings, Ltd.                            184,000     318,938       0.0%
*   Stelux Holdings International, Ltd.                             43,000       3,320       0.0%
    Sun Hung Kai & Co., Ltd.                                       306,529     192,975       0.0%
    Sun Hung Kai Properties, Ltd.                                  133,588   1,989,275       0.1%
    Swire Pacific, Ltd. Class A                                     87,500     909,462       0.1%
    Swire Pacific, Ltd. Class B                                    110,000     205,704       0.0%
    Swire Properties, Ltd.                                          69,600     199,869       0.0%
    Tai Sang Land Development, Ltd.                                 20,710      11,682       0.0%
    Tai United Holdings, Ltd.                                      420,000         542       0.0%
    Tao Heung Holdings, Ltd.                                       144,000      40,279       0.0%
    Techtronic Industries Co., Ltd.                                312,500   1,174,108       0.1%
#   Television Broadcasts, Ltd.                                    122,400     443,075       0.0%
#   Texwinca Holdings, Ltd.                                        334,000     233,663       0.0%
*   Titan Petrochemicals Group, Ltd.                               380,000       4,507       0.0%
#*  TOM Group, Ltd.                                                162,000      39,606       0.0%
#   Town Health International Medical Group, Ltd.                  320,000      51,134       0.0%
    Tradelink Electronic Commerce, Ltd.                            144,000      30,772       0.0%
    Transport International Holdings, Ltd.                          76,800     232,041       0.0%
#*  Trinity, Ltd.                                                  416,000      30,565       0.0%
*   TSC Group Holdings, Ltd.                                       199,000      29,460       0.0%
    Tsui Wah Holdings, Ltd.                                        126,000      21,600       0.0%
#*  United Laboratories International Holdings, Ltd. (The)         220,500     121,399       0.0%
*   Up Energy Development Group, Ltd.                              524,000       6,540       0.0%
*   Value Convergence Holdings, Ltd.                                64,000      24,951       0.0%
    Value Partners Group, Ltd.                                     249,000     237,518       0.0%
    Vanke Property Overseas, Ltd.                                    2,000       1,255       0.0%
    Varitronix International, Ltd.                                 113,000      45,973       0.0%
    Victory City International Holdings, Ltd.                      657,798      30,904       0.0%
#   Vitasoy International Holdings, Ltd.                           172,000     359,214       0.0%
    VST Holdings, Ltd.                                             291,600      88,515       0.0%
    VTech Holdings, Ltd.                                            28,900     354,494       0.0%
    WH Group, Ltd.                                               1,158,500     938,264       0.1%
    Wharf Holdings, Ltd. (The)                                     128,000     959,706       0.1%
    Wheelock & Co., Ltd.                                           131,000     806,188       0.1%
    Win Hanverky Holdings, Ltd.                                    116,000      19,848       0.0%
*   Winfull Group Holdings, Ltd.                                   280,000       6,469       0.0%
    Wing On Co. International, Ltd.                                 32,000      99,606       0.0%
#   Wing Tai Properties, Ltd.                                      102,000      63,098       0.0%
#   Wynn Macau, Ltd.                                               159,200     243,896       0.0%
    Xinyi Glass Holdings, Ltd.                                     760,000     653,476       0.0%
    Yeebo International Holdings, Ltd.                             106,000      41,879       0.0%
    YGM Trading, Ltd.                                               20,000      19,831       0.0%
    Yue Yuen Industrial Holdings, Ltd.                             203,500     774,975       0.1%
                                                                           -----------       ---
TOTAL HONG KONG                                                             55,894,781       2.3%
                                                                           -----------       ---
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C.                                         6,244      11,129       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
HUNGARY -- (Continued)
    Magyar Telekom Telecommunications P.L.C.                      99,319 $  164,211       0.0%
    Magyar Telekom Telecommunications P.L.C. Sponsored ADR         4,178     34,385       0.0%
    MOL Hungarian Oil & Gas P.L.C.                                10,197    654,038       0.0%
    OTP Bank P.L.C.                                               25,534    715,568       0.1%
    Richter Gedeon Nyrt                                           15,943    342,250       0.0%
                                                                         ----------       ---
TOTAL HUNGARY                                                             1,921,581       0.1%
                                                                         ----------       ---
INDIA -- (2.6%)
*   3M India, Ltd.                                                    61     12,129       0.0%
    Aarti Industries                                               7,537     85,473       0.0%
    Aban Offshore, Ltd.                                            7,592     30,261       0.0%
    ABB India, Ltd.                                                1,905     31,374       0.0%
    ACC, Ltd.                                                      6,260    142,378       0.0%
    Adani Enterprises, Ltd.                                       72,180     72,459       0.0%
    Adani Ports & Special Economic Zone, Ltd.                     84,017    383,275       0.0%
*   Adani Power, Ltd.                                            275,139    112,516       0.0%
*   Adani Transmissions, Ltd.                                     53,314     36,264       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                         73,294    179,808       0.0%
    Aditya Birla Nuvo, Ltd.                                       15,928    331,674       0.0%
    Aegis Logistics, Ltd.                                         36,650     86,909       0.0%
    AIA Engineering, Ltd.                                          7,674    147,754       0.0%
    Ajanta Pharma, Ltd.                                            4,978    153,011       0.0%
    Akzo Nobel India, Ltd.                                         3,176     78,686       0.0%
    Alembic Pharmaceuticals, Ltd.                                  9,657     96,466       0.0%
*   Allahabad Bank                                                81,372     91,823       0.0%
    Allcargo Logistics, Ltd.                                      15,492     43,943       0.0%
    Amara Raja Batteries, Ltd.                                    11,770    181,533       0.0%
    Ambuja Cements, Ltd.                                          97,375    349,530       0.0%
*   Amtek Auto, Ltd.                                              48,317     31,639       0.0%
    Anant Raj, Ltd.                                               27,862     22,998       0.0%
    Andhra Bank                                                   88,163     74,569       0.0%
    Apollo Hospitals Enterprise, Ltd.                             11,454    230,302       0.0%
    Apollo Tyres, Ltd.                                           112,007    338,107       0.0%
*   Arvind Infrastructure, Ltd.                                    4,747      6,786       0.0%
    Arvind, Ltd.                                                  57,700    359,632       0.0%
    Ashok Leyland, Ltd.                                          209,639    287,014       0.0%
    Ashoka Buildcon, Ltd.                                         18,131     44,453       0.0%
    Asian Paints, Ltd.                                            15,640    252,004       0.0%
    Atul, Ltd.                                                     3,454    120,671       0.0%
    Aurobindo Pharma, Ltd.                                       106,747  1,309,484       0.1%
    Axis Bank, Ltd.                                              132,712    969,004       0.1%
    Bajaj Auto, Ltd.                                               4,931    209,178       0.0%
    Bajaj Corp., Ltd.                                              2,421     14,821       0.0%
    Bajaj Electricals, Ltd.                                        4,500     18,013       0.0%
    Bajaj Finance, Ltd.                                           28,070    454,068       0.1%
    Bajaj Finserv, Ltd.                                            8,939    457,946       0.1%
*   Bajaj Hindusthan Sugar, Ltd.                                 152,226     38,665       0.0%
    Bajaj Holdings & Investment, Ltd.                              7,265    241,358       0.0%
    Balkrishna Industries, Ltd.                                    7,920    126,779       0.0%
    Ballarpur Industries, Ltd.                                    70,689     17,734       0.0%
    Balmer Lawrie & Co., Ltd.                                      2,289     26,923       0.0%
    Balrampur Chini Mills, Ltd.                                   45,021     78,685       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
*   Bank of Baroda                                               109,728 $255,655       0.0%
*   Bank of India                                                 83,859  144,110       0.0%
*   Bank Of Maharashtra                                           32,893   15,377       0.0%
    BASF India, Ltd.                                                 998   18,571       0.0%
    Bata India, Ltd.                                              13,096   94,365       0.0%
    BEML, Ltd.                                                     5,064   71,293       0.0%
    Berger Paints India, Ltd.                                     74,368  288,369       0.0%
*   BF Utilities, Ltd.                                             4,550   37,309       0.0%
*   BGR Energy Systems, Ltd.                                       2,982    5,228       0.0%
    Bharat Electronics, Ltd.                                       9,711  192,946       0.0%
*   Bharat Financial Inclusion, Ltd.                               8,264  109,299       0.0%
    Bharat Forge, Ltd.                                            26,423  349,132       0.0%
    Bharat Heavy Electricals, Ltd.                                68,791  143,144       0.0%
    Bharat Petroleum Corp., Ltd.                                  43,386  435,272       0.1%
    Bharti Airtel, Ltd.                                          127,654  609,612       0.1%
    Biocon, Ltd.                                                  20,373  282,325       0.0%
    Birla Corp., Ltd.                                              8,153   97,004       0.0%
    Blue Dart Express, Ltd.                                          403   31,086       0.0%
    Blue Star, Ltd.                                                2,257   19,140       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                       20,078   17,375       0.0%
    Bosch, Ltd.                                                      259   85,129       0.0%
    Britannia Industries, Ltd.                                     2,752  136,853       0.0%
    Cadila Healthcare, Ltd.                                       41,130  257,043       0.0%
    Cairn India, Ltd.                                            105,940  357,195       0.0%
    Can Fin Homes, Ltd.                                            1,992   55,790       0.0%
*   Canara Bank                                                   48,751  229,237       0.0%
    Caplin Point Laboratories, Ltd.                                3,130   18,423       0.0%
    Carborundum Universal, Ltd.                                    4,300   18,312       0.0%
    CCL Products India, Ltd.                                      13,096   49,544       0.0%
    Ceat, Ltd.                                                     7,440  135,112       0.0%
*   Central Bank of India                                          4,971    6,889       0.0%
    Century Plyboards India, Ltd.                                  6,288   23,630       0.0%
    Century Textiles & Industries, Ltd.                           13,610  192,276       0.0%
    Cera Sanitaryware, Ltd.                                          893   35,559       0.0%
    CESC, Ltd.                                                    16,500  154,868       0.0%
    Chambal Fertilizers and Chemicals, Ltd.                       50,908   48,976       0.0%
    Chennai Petroleum Corp., Ltd.                                 11,326   48,099       0.0%
    Chennai Super Kings Cricket, Ltd.                             65,357      413       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                 5,708  100,657       0.0%
    Cipla, Ltd.                                                   30,753  266,043       0.0%
    City Union Bank, Ltd.                                         34,156   76,504       0.0%
    Clariant Chemicals India, Ltd.                                 2,206   26,753       0.0%
    Colgate-Palmolive India, Ltd.                                  9,498  138,009       0.0%
    Container Corp. Of India, Ltd.                                 7,656  157,389       0.0%
    Coromandel International, Ltd.                                20,716   88,543       0.0%
*   Corp. Bank                                                    47,980   30,645       0.0%
    Cox & Kings, Ltd.                                             30,427  103,448       0.0%
    Credit Analysis & Research, Ltd.                               1,873   42,018       0.0%
    CRISIL, Ltd.                                                   1,255   42,082       0.0%
*   Crompton Greaves Consumer Electricals, Ltd.                   78,725  218,037       0.0%
*   Crompton Greaves, Ltd.                                        78,725   90,526       0.0%
    Cummins India, Ltd.                                            9,452  121,646       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Cyient, Ltd.                                                   4,225 $ 31,489       0.0%
    Dabur India, Ltd.                                             30,848  134,750       0.0%
    Dalmia Bharat, Ltd.                                            2,554   78,247       0.0%
    DB Corp., Ltd.                                                 1,447    8,414       0.0%
*   DB Realty, Ltd.                                               17,964   12,939       0.0%
*   DCB Bank, Ltd.                                                84,118  166,186       0.0%
    DCM Shriram, Ltd.                                             12,945   50,481       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.               13,545   44,776       0.0%
    Delta Corp., Ltd.                                             30,239   83,111       0.0%
*   Dena Bank                                                     73,169   41,686       0.0%
    Dewan Housing Finance Corp., Ltd.                             71,561  353,152       0.0%
    Dhanuka Agritech, Ltd.                                         2,609   27,383       0.0%
*   Dish TV India, Ltd.                                           76,802  114,912       0.0%
    Dishman Pharmaceuticals & Chemicals, Ltd.                     14,314   53,023       0.0%
    Divi's Laboratories, Ltd.                                      9,180  176,788       0.0%
    DLF, Ltd.                                                     91,951  207,275       0.0%
    Dr Reddy's Laboratories, Ltd. ADR                             12,143  598,528       0.1%
*   Dynamatic Technologies, Ltd.                                   1,070   52,463       0.0%
    eClerx Services, Ltd.                                          2,655   60,608       0.0%
    Eicher Motors, Ltd.                                            2,071  743,118       0.1%
*   EID Parry India, Ltd.                                         22,053   88,908       0.0%
    EIH, Ltd.                                                     28,044   46,864       0.0%
    Elgi Equipments, Ltd.                                          4,602   13,553       0.0%
    Emami, Ltd.                                                    4,358   78,187       0.0%
    Engineers India, Ltd.                                         28,551  116,093       0.0%
*   Eros International Media, Ltd.                                10,555   31,352       0.0%
    Escorts, Ltd.                                                 25,731  144,958       0.0%
    Essel Propack, Ltd.                                           16,677   60,412       0.0%
    Eveready Industries India, Ltd.                                8,237   32,105       0.0%
    Exide Industries, Ltd.                                        88,368  263,103       0.0%
    FAG Bearings India, Ltd.                                         848   56,876       0.0%
    FDC, Ltd.                                                     10,793   36,868       0.0%
    Federal Bank, Ltd.                                           377,941  465,513       0.1%
    Finolex Cables, Ltd.                                          19,393  130,796       0.0%
    Finolex Industries, Ltd.                                      15,310  106,584       0.0%
*   Firstsource Solutions, Ltd.                                   78,398   47,462       0.0%
*   Fortis Healthcare, Ltd.                                       54,651  148,028       0.0%
*   Future Consumer Enterprise, Ltd.                             100,564   34,500       0.0%
    Future Enterprises, Ltd.                                      41,879   10,769       0.0%
*   Future Retail Ltd.                                            41,879  106,035       0.0%
    Gabriel India, Ltd.                                           19,798   38,163       0.0%
    GAIL India, Ltd.                                              61,068  394,561       0.0%
    Gateway Distriparks, Ltd.                                     23,895   89,518       0.0%
    Gati, Ltd.                                                     6,028   12,887       0.0%
*   GE Power India, Ltd.                                           2,497   19,562       0.0%
    GE T&D India, Ltd.                                             2,769   14,118       0.0%
    Geometric, Ltd.                                               11,530   40,180       0.0%
    GHCL, Ltd.                                                    19,423   81,163       0.0%
    GIC Housing Finance, Ltd.                                      8,499   43,508       0.0%
    Gillette India, Ltd.                                             405   25,988       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                        327   29,677       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                            514   22,683       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Glenmark Pharmaceuticals, Ltd.                                11,592 $162,740       0.0%
*   Global Offshore Services, Ltd.                                 3,483    6,524       0.0%
*   GMR Infrastructure, Ltd.                                     519,729  107,169       0.0%
    Godfrey Phillips India, Ltd.                                   3,450   74,281       0.0%
    Godrej Consumer Products, Ltd.                                 3,029   72,556       0.0%
    Godrej Industries, Ltd.                                       16,321  106,870       0.0%
*   Godrej Properties, Ltd.                                       17,152   93,635       0.0%
    Granules India, Ltd.                                          17,848   32,859       0.0%
    Grasim Industries, Ltd.                                       25,915  375,581       0.0%
    Great Eastern Shipping Co., Ltd. (The)                        24,793  139,213       0.0%
    Greaves Cotton, Ltd.                                          35,151   72,692       0.0%
    Greenply Industries, Ltd.                                     11,202   48,759       0.0%
    Gruh Finance, Ltd.                                            10,568   53,433       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                             9,984   61,581       0.0%
    Gujarat Fluorochemicals, Ltd.                                  8,034   63,111       0.0%
    Gujarat Gas, Ltd.                                              7,972   68,591       0.0%
    Gujarat Mineral Development Corp., Ltd.                       40,207   68,515       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.          15,978   67,548       0.0%
    Gujarat Pipavav Port, Ltd.                                    17,640   44,194       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                   40,083   58,444       0.0%
    Gujarat State Petronet, Ltd.                                  65,874  156,688       0.0%
*   GVK Power & Infrastructure, Ltd.                              63,703    6,390       0.0%
*   Hathway Cable & Datacom, Ltd.                                 32,462   14,961       0.0%
    Havells India, Ltd.                                           29,435  179,696       0.0%
*   HCL Infosystems, Ltd.                                         22,200   17,752       0.0%
    HCL Technologies, Ltd.                                        52,029  597,965       0.1%
    HDFC Bank, Ltd.                                               51,927  973,166       0.1%
    HDFC Bank, Ltd. ADR                                            2,000  141,560       0.0%
*   HeidelbergCement India, Ltd.                                  32,536   70,710       0.0%
    Hero MotoCorp, Ltd.                                            3,652  183,309       0.0%
*   Hexa Tradex, Ltd.                                              5,313    1,682       0.0%
    Hexaware Technologies, Ltd.                                   34,366  105,404       0.0%
    Hikal, Ltd.                                                    4,156   13,852       0.0%
*   Himachal Futuristic Communications, Ltd.                     241,925   55,857       0.0%
    Himatsingka Seide, Ltd.                                       24,860  105,091       0.0%
    Hindalco Industries, Ltd.                                    318,833  715,389       0.1%
*   Hindustan Construction Co., Ltd.                             129,998   70,779       0.0%
    Hindustan Petroleum Corp., Ltd.                               44,268  309,460       0.0%
    Hindustan Unilever, Ltd.                                       9,218  115,908       0.0%
    Honeywell Automation India, Ltd.                                 588   79,748       0.0%
*   Housing Development & Infrastructure, Ltd.                   146,987  181,735       0.0%
    Housing Development Finance Corp., Ltd.                       32,402  668,921       0.1%
    HSIL, Ltd.                                                    13,542   71,063       0.0%
    HT Media, Ltd.                                                25,167   34,855       0.0%
    ICICI Bank, Ltd.                                              45,800  190,365       0.0%
    ICICI Bank, Ltd. Sponsored ADR                                88,280  731,841       0.1%
*   IDBI Bank, Ltd.                                              221,811  244,506       0.0%
    Idea Cellular, Ltd.                                          159,785  183,834       0.0%
    IDFC Bank, Ltd.                                              142,144  169,766       0.0%
*   IDFC, Ltd.                                                   142,144  147,496       0.0%
    IFCI, Ltd.                                                   304,825  118,806       0.0%
    IIFL Holdings, Ltd.                                           67,491  332,243       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
INDIA -- (Continued)
    IL&FS Transportation Networks, Ltd.                           20,701 $   34,698       0.0%
    India Cements, Ltd. (The)                                     82,812    196,592       0.0%
    Indiabulls Housing Finance, Ltd.                              48,219    612,097       0.1%
    Indian Bank                                                   37,162    127,746       0.0%
    Indian Hotels Co., Ltd.                                       66,755    118,073       0.0%
    Indian Oil Corp., Ltd.                                        53,620    259,779       0.0%
*   Indian Overseas Bank                                         175,339     70,150       0.0%
    Indo Count Industries, Ltd.                                    3,335     41,449       0.0%
    Indoco Remedies, Ltd.                                          2,590     11,094       0.0%
    Indraprastha Gas, Ltd.                                        10,376    132,661       0.0%
    IndusInd Bank, Ltd.                                           22,095    396,124       0.0%
    Infosys, Ltd.                                                 92,926  1,393,610       0.1%
    Infosys, Ltd. Sponsored ADR                                   11,240    171,522       0.0%
    Ingersoll-Rand India, Ltd.                                     4,075     44,347       0.0%
*   Intellect Design Arena, Ltd.                                  12,479     35,120       0.0%
*   Ipca Laboratories, Ltd.                                        9,259     85,884       0.0%
    IRB Infrastructure Developers, Ltd.                           34,325    121,300       0.0%
    ITC, Ltd.                                                     75,464    273,017       0.0%
    Jagran Prakashan, Ltd.                                        24,878     73,707       0.0%
    Jain Irrigation Systems, Ltd.                                130,917    209,934       0.0%
*   Jaiprakash Associates, Ltd.                                  687,877    115,463       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                              85,852     87,812       0.0%
*   Jaypee Infratech, Ltd.                                        64,208      8,901       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                           7,549     43,781       0.0%
    JBF Industries, Ltd.                                          13,990     50,972       0.0%
*   Jet Airways India, Ltd.                                        2,431     17,053       0.0%
    Jindal Poly Films, Ltd.                                        3,631     22,998       0.0%
    Jindal Saw, Ltd.                                              62,028     59,709       0.0%
*   Jindal Steel & Power, Ltd.                                   129,450    146,345       0.0%
*   JITF Infralogistics, Ltd.                                      4,986      3,064       0.0%
    JK Cement, Ltd.                                                6,182     88,248       0.0%
    JK Lakshmi Cement, Ltd.                                        4,965     36,844       0.0%
    JK Tyre & Industries, Ltd.                                    17,615     37,498       0.0%
    JM Financial, Ltd.                                            70,734     93,388       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.          1,603     35,841       0.0%
    JSW Energy, Ltd.                                             203,938    200,910       0.0%
    JSW Steel, Ltd.                                               35,070    868,428       0.1%
    Jubilant Foodworks, Ltd.                                       5,229     78,828       0.0%
    Jubilant Life Sciences, Ltd.                                  29,765    306,786       0.0%
    Just Dial, Ltd.                                                1,081      6,912       0.0%
    Jyothy Laboratories, Ltd.                                      4,644     24,914       0.0%
    Kajaria Ceramics, Ltd.                                         2,888     27,038       0.0%
    Kalpataru Power Transmission, Ltd.                            24,528     94,032       0.0%
*   Kalyani Steels, Ltd.                                           8,223     39,675       0.0%
    Kansai Nerolac Paints, Ltd.                                    7,181     41,357       0.0%
    Karnataka Bank, Ltd. (The)                                    45,321     83,017       0.0%
    Karur Vysya Bank, Ltd. (The)                                  13,394     97,289       0.0%
    Kaveri Seed Co., Ltd.                                          3,867     25,119       0.0%
    KEC International, Ltd.                                       36,898     69,997       0.0%
*   Kesoram Industries, Ltd.                                       6,410     16,778       0.0%
    Kitex Garments, Ltd.                                           6,780     52,327       0.0%
    Kolte-Patil Developers, Ltd.                                   4,030      7,808       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    Kotak Mahindra Bank, Ltd.                                     65,068 $797,576       0.1%
    KPIT Technologies, Ltd.                                       49,896  107,072       0.0%
    KPR Mill, Ltd.                                                 1,792   31,473       0.0%
    KRBL, Ltd.                                                    22,196   81,411       0.0%
    L&T Finance Holdings, Ltd.                                   188,906  304,385       0.0%
    Lakshmi Machine Works, Ltd.                                      692   44,335       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                14,735   33,876       0.0%
    Larsen & Toubro, Ltd.                                         19,119  422,290       0.0%
    LIC Housing Finance, Ltd.                                     83,951  740,555       0.1%
    Lupin, Ltd.                                                   12,300  280,074       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                  73,854  399,411       0.0%
    Mahindra & Mahindra, Ltd.                                     50,626  996,602       0.1%
    Mahindra & Mahindra, Ltd. Sponsored GDR                       12,272  239,331       0.0%
*   Mahindra CIE Automotive, Ltd.                                 13,377   39,766       0.0%
    Mahindra Holidays & Resorts India, Ltd.                        6,007   40,383       0.0%
    Mahindra Lifespace Developers, Ltd.                            3,460   22,208       0.0%
    Manappuram Finance, Ltd.                                     190,164  292,534       0.0%
*   Mangalore Refinery & Petrochemicals, Ltd.                     63,805   88,005       0.0%
    Marico, Ltd.                                                  24,437  101,650       0.0%
    Marksans Pharma, Ltd.                                         69,107   54,101       0.0%
    Maruti Suzuki India, Ltd.                                      7,420  656,363       0.1%
    Max Financial Services, Ltd.                                  26,905  226,145       0.0%
*   MAX India, Ltd.                                               26,905   57,229       0.0%
*   Max Ventures & Industries, Ltd.                                5,381    4,419       0.0%
    Mayur Uniquoters, Ltd.                                         1,837   11,932       0.0%
    McLeod Russel India, Ltd.                                     24,846   63,382       0.0%
    Meghmani Organics, Ltd.                                       25,968   18,942       0.0%
    Merck, Ltd.                                                    2,147   27,096       0.0%
    MindTree, Ltd.                                                31,048  204,837       0.0%
    Monsanto India, Ltd.                                              98    3,446       0.0%
    Motherson Sumi Systems, Ltd.                                  44,051  218,872       0.0%
    Motilal Oswal Financial Services, Ltd.                         6,733   59,931       0.0%
    Mphasis, Ltd.                                                  7,519   57,858       0.0%
    MRF, Ltd.                                                        486  348,022       0.0%
    Muthoot Finance, Ltd.                                         23,636  129,214       0.0%
*   Nagarjuna Fertilizers & Chemicals, Ltd                        69,051   12,615       0.0%
    Natco Pharma, Ltd.                                            12,555  112,538       0.0%
    National Aluminium Co., Ltd.                                 174,406  142,931       0.0%
    Nava Bharat Ventures, Ltd.                                    21,162   44,603       0.0%
    Navin Fluorine International, Ltd.                               715   27,537       0.0%
    Navneet Education Ltd, Ltd.                                   17,351   29,080       0.0%
    NCC, Ltd.                                                    165,699  230,217       0.0%
    Nestle India, Ltd.                                               497   51,618       0.0%
    NHPC, Ltd.                                                   121,665   48,654       0.0%
    NIIT Technologies, Ltd.                                       12,245   75,312       0.0%
*   NIIT, Ltd.                                                    17,885   23,032       0.0%
    Nilkamal, Ltd.                                                 1,989   49,554       0.0%
    NTPC, Ltd.                                                    82,106  184,789       0.0%
    Oberoi Realty, Ltd.                                           20,760  111,969       0.0%
    Oil & Natural Gas Corp., Ltd.                                 19,773   85,478       0.0%
    Oil India, Ltd.                                               20,420  127,161       0.0%
    Omaxe, Ltd.                                                   14,260   36,200       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
INDIA -- (Continued)
    OnMobile Global, Ltd.                                         13,911 $ 23,646       0.0%
    Oracle Financial Services Software, Ltd.                       2,808  135,014       0.0%
    Orient Cement Ltd.                                             9,034   24,226       0.0%
    Oriental Bank of Commerce                                     43,463   83,890       0.0%
    Page Industries, Ltd.                                            529  130,412       0.0%
    PC Jeweller, Ltd.                                             13,332  101,916       0.0%
    Persistent Systems, Ltd.                                       7,632   75,350       0.0%
    Petronet LNG, Ltd.                                            56,748  330,044       0.0%
    Pfizer, Ltd.                                                   2,484   68,468       0.0%
    Phoenix Mills, Ltd. (The)                                      8,692   49,246       0.0%
    PI Industries, Ltd.                                            2,250   29,164       0.0%
    Pidilite Industries, Ltd.                                     11,464  124,712       0.0%
*   Polaris Consulting & Services, Ltd.                            1,178    2,842       0.0%
    Power Finance Corp., Ltd.                                    147,154  275,333       0.0%
    Power Grid Corp. of India, Ltd.                               67,397  176,301       0.0%
    Praj Industries, Ltd.                                         38,085   47,926       0.0%
    Prestige Estates Projects, Ltd.                               20,811   60,363       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                     468   49,270       0.0%
    PTC India Financial Services, Ltd.                            51,751   30,381       0.0%
    PTC India, Ltd.                                               75,922   84,460       0.0%
*   Punj Lloyd, Ltd.                                              10,192    3,483       0.0%
*   Punjab National Bank                                          98,742  214,844       0.0%
    PVR, Ltd.                                                      8,235  150,915       0.0%
    Radico Khaitan, Ltd.                                           6,715   14,223       0.0%
    Rain Industries, Ltd.                                         30,348   23,872       0.0%
    Rallis India, Ltd.                                            14,230   48,035       0.0%
    Ramco Cements, Ltd. (The)                                     19,272  183,038       0.0%
*   RattanIndia Power, Ltd.                                      305,973   39,132       0.0%
    Raymond, Ltd.                                                 13,999  130,023       0.0%
    Redington India, Ltd.                                         44,129   69,634       0.0%
*   REI Agro, Ltd.                                                71,019      691       0.0%
    Relaxo Footwears, Ltd.                                         3,596   23,479       0.0%
*   Reliance Communications, Ltd.                                314,737  220,425       0.0%
*   Reliance Defence and Engineering, Ltd.                        67,079   60,333       0.0%
    Reliance Industries, Ltd.                                     42,312  664,861       0.1%
    Reliance Industries, Ltd. GDR                                  9,355  296,518       0.0%
    Reliance Infrastructure, Ltd.                                 28,168  228,027       0.0%
    Reliance Power, Ltd.                                         225,835  158,768       0.0%
    Repco Home Finance, Ltd.                                       5,419   61,302       0.0%
*   Rolta India, Ltd.                                             34,772   32,974       0.0%
*   Ruchi Soya Industries, Ltd.                                   16,055    5,561       0.0%
    Rural Electrification Corp., Ltd.                            199,258  402,851       0.0%
    Sadbhav Engineering, Ltd.                                      2,926   12,316       0.0%
    Sanghvi Movers, Ltd.                                           2,914   12,103       0.0%
    Sanofi India, Ltd.                                             1,698  110,330       0.0%
    Sharda Cropchem, Ltd.                                          3,312   21,483       0.0%
    Shilpa Medicare, Ltd.                                          3,332   29,759       0.0%
*   Shipping Corp. of India, Ltd.                                 48,621   49,857       0.0%
    Shree Cement, Ltd.                                             1,212  306,463       0.0%
    Shriram City Union Finance, Ltd.                                 902   35,165       0.0%
    Shriram Transport Finance Co., Ltd.                           22,890  373,638       0.0%
*   Shyam Century Ferrous, Ltd.                                    6,288      695       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
INDIA -- (Continued)
    Siemens, Ltd.                                                  1,769 $   31,499       0.0%
    Sintex Industries, Ltd.                                      116,733    157,569       0.0%
    SJVN, Ltd.                                                    85,579     42,611       0.0%
    SKF India, Ltd.                                                3,176     66,740       0.0%
    SML ISUZU, Ltd.                                                2,162     43,185       0.0%
    Sobha, Ltd.                                                   18,832     79,934       0.0%
    Solar Industries India, Ltd.                                   1,211     12,262       0.0%
    Sonata Software, Ltd.                                         14,463     34,013       0.0%
    South Indian Bank, Ltd. (The)                                430,148    154,119       0.0%
    SREI Infrastructure Finance, Ltd.                             85,602     95,036       0.0%
    SRF, Ltd.                                                      8,369    228,345       0.0%
*   Star Ferro and Cement, Ltd.                                    6,288     10,833       0.0%
    State Bank of Bikaner & Jaipur                                 6,124     63,839       0.0%
    State Bank of India                                           63,980    246,575       0.0%
    State Bank of India GDR                                          226      8,603       0.0%
    State Bank of Travancore                                       5,116     41,947       0.0%
    Sterlite Technologies, Ltd.                                   45,756     72,585       0.0%
    Strides Arcolab, Ltd.                                          7,820    122,173       0.0%
    Sun Pharmaceutical Industries, Ltd.                           40,973    459,595       0.1%
    Sun TV Network, Ltd.                                          39,645    325,080       0.0%
    Sundram Fasteners, Ltd.                                       24,211    117,052       0.0%
    Sunteck Realty, Ltd.                                           3,725     16,491       0.0%
    Supreme Industries, Ltd.                                      13,945    187,300       0.0%
    Supreme Petrochem, Ltd.                                       17,029     58,980       0.0%
*   Suzlon Energy, Ltd.                                          677,828    157,065       0.0%
    Swaraj Engines, Ltd.                                           1,485     30,622       0.0%
    Symphony, Ltd.                                                   928     17,766       0.0%
*   Syndicate Bank                                                92,012    101,571       0.0%
    TAKE Solutions, Ltd.                                          15,100     36,909       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                           12,488     70,027       0.0%
    Tata Chemicals, Ltd.                                          27,797    225,736       0.0%
    Tata Communications, Ltd.                                     12,550    118,813       0.0%
    Tata Consultancy Services, Ltd.                               10,810    386,938       0.0%
    Tata Elxsi, Ltd.                                               4,728     91,961       0.0%
    Tata Global Beverages, Ltd.                                  126,296    263,445       0.0%
    Tata Motors, Ltd.                                            146,407  1,163,984       0.1%
    Tata Power Co., Ltd.                                         271,470    317,257       0.0%
    Tata Steel, Ltd.                                             114,871    696,539       0.1%
*   Tata Teleservices Maharashtra, Ltd.                           65,868      7,102       0.0%
    TCI Express, Ltd.                                              3,908     16,735       0.0%
    Tech Mahindra, Ltd.                                           45,860    302,699       0.0%
    Thermax, Ltd.                                                  5,973     76,442       0.0%
    Time Technoplast, Ltd.                                        16,187     23,528       0.0%
    Timken India, Ltd.                                             5,879     51,892       0.0%
    Titagarh Wagons, Ltd.                                         15,510     27,102       0.0%
    Titan Co., Ltd.                                               17,242     98,423       0.0%
    Torrent Pharmaceuticals, Ltd.                                  8,466    179,413       0.0%
    Torrent Power, Ltd.                                           19,842     51,615       0.0%
    Transport Corp. of India, Ltd.                                 7,816     21,670       0.0%
    Trent, Ltd.                                                    6,550     20,017       0.0%
    Trident, Ltd.                                                 32,522     29,102       0.0%
*   Triveni Engineering & Industries, Ltd.                        30,673     28,007       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Triveni Turbine, Ltd.                                           34,817 $    66,485       0.0%
    TTK Prestige, Ltd.                                                 355      34,005       0.0%
    Tube Investments of India, Ltd.                                 22,665     220,119       0.0%
*   TV18 Broadcast, Ltd.                                           190,935     128,744       0.0%
    TVS Motor Co., Ltd.                                             34,636     212,778       0.0%
*   UCO Bank                                                       163,070      85,660       0.0%
    Uflex, Ltd.                                                     15,054      71,999       0.0%
    Ultratech Cement, Ltd.                                           4,462     265,322       0.0%
    Unichem Laboratories, Ltd.                                      16,164      69,992       0.0%
    Union Bank of India                                             74,597     163,697       0.0%
*   Unitech, Ltd.                                                  958,605      87,999       0.0%
    United Breweries, Ltd.                                           4,407      57,660       0.0%
    UPL, Ltd.                                                       76,347     794,580       0.1%
    V-Guard Industries, Ltd.                                        13,280      41,978       0.0%
    VA Tech Wabag, Ltd.                                             10,769      81,876       0.0%
    Vakrangee, Ltd.                                                 37,386     141,156       0.0%
    Vardhman Textiles, Ltd.                                          7,200     122,571       0.0%
    Vedanta, Ltd.                                                  133,851     406,190       0.0%
    Vedanta, Ltd. ADR                                               28,241     340,591       0.0%
*   Videocon Industries, Ltd.                                       32,482      50,628       0.0%
*   Vijaya Bank                                                     99,496      65,300       0.0%
    Vinati Organics, Ltd.                                            4,898      43,280       0.0%
    VIP Industries, Ltd.                                            10,856      23,762       0.0%
    Voltas, Ltd.                                                    27,567     158,996       0.0%
    VRL Logistics, Ltd.                                              9,729      42,831       0.0%
    VST Industries, Ltd.                                               351      12,400       0.0%
    WABCO India, Ltd.                                                  446      38,450       0.0%
    Welspun Corp., Ltd.                                             36,901      39,769       0.0%
    Welspun India, Ltd.                                             82,167      71,945       0.0%
*   Whirlpool of India, Ltd.                                         3,784      64,857       0.0%
    Wipro, Ltd.                                                     55,348     385,807       0.0%
*   Wockhardt, Ltd.                                                  9,139     119,171       0.0%
    Yes Bank, Ltd.                                                  65,619   1,242,278       0.1%
    Zee Entertainment Enterprises, Ltd.                             39,386     305,590       0.0%
    Zensar Technologies, Ltd.                                        4,461      61,918       0.0%
                                                                           -----------       ---
TOTAL INDIA                                                                 64,782,698       2.7%
                                                                           -----------       ---
INDONESIA -- (0.7%)
    Ace Hardware Indonesia Tbk PT                                1,147,000      75,088       0.0%
    Adaro Energy Tbk PT                                          6,360,800     772,206       0.1%
    Adhi Karya Persero Tbk PT                                      784,987     136,336       0.0%
*   Agung Podomoro Land Tbk PT                                   2,441,400      53,868       0.0%
    AKR Corporindo Tbk PT                                          153,900      83,542       0.0%
*   Alam Sutera Realty Tbk PT                                    4,425,100     151,927       0.0%
*   Aneka Tambang Persero Tbk PT                                 3,299,420     226,446       0.0%
    Arwana Citramulia Tbk PT                                       232,600      10,871       0.0%
    Asahimas Flat Glass Tbk PT                                      86,500      44,594       0.0%
    Astra Agro Lestari Tbk PT                                      196,289     229,342       0.0%
    Astra International Tbk PT                                     953,900     601,823       0.1%
*   Bakrie Telecom Tbk PT                                        4,680,500       3,587       0.0%
    Bank Bukopin Tbk                                             1,262,200      66,732       0.0%
    Bank Central Asia Tbk PT                                       296,600     352,641       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                   SHARES   VALUE++  OF NET ASSETS**
                                                                 ---------- -------- ---------------
INDONESIA -- (Continued)
*   Bank CIMB Niaga Tbk PT                                           64,038 $  4,683       0.0%
    Bank Danamon Indonesia Tbk PT                                   822,263  243,180       0.0%
    Bank Mandiri Persero Tbk PT                                     769,009  677,381       0.1%
    Bank Negara Indonesia Persero Tbk PT                            699,320  298,549       0.0%
*   Bank Pan Indonesia Tbk PT                                     1,316,000   80,631       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT            894,500  108,996       0.0%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                       658,400   26,986       0.0%
*   Bank Permata Tbk PT                                             448,819   19,791       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                          1,015,700  948,430       0.1%
    Bank Tabungan Negara Persero Tbk PT                           1,893,441  276,953       0.0%
*   Bank Tabungan Pensiunan Nasional Tbk PT                          54,000   11,871       0.0%
*   Bayan Resources Tbk PT                                           16,000    7,988       0.0%
    Bekasi Fajar Industrial Estate Tbk PT                         1,060,300   25,308       0.0%
*   Benakat Integra Tbk PT                                        3,406,400   13,056       0.0%
*   Berlian Laju Tanker Tbk PT                                      514,666       --       0.0%
    BISI International Tbk PT                                       468,500   71,734       0.0%
    Bumi Serpong Damai Tbk PT                                     2,092,800  347,236       0.0%
    Charoen Pokphand Indonesia Tbk PT                               659,000  186,501       0.0%
    Ciputra Development Tbk PT                                    3,240,251  392,112       0.0%
    Ciputra Property Tbk PT                                       1,174,805   68,490       0.0%
    Ciputra Surya Tbk PT                                            283,886   66,239       0.0%
*   Citra Marga Nusaphala Persada Tbk PT                            435,000   50,562       0.0%
*   Delta Dunia Makmur Tbk PT                                     1,740,300   63,782       0.0%
*   Eagle High Plantations Tbk PT                                 4,587,600   67,060       0.0%
    Elnusa Tbk PT                                                 1,814,900   62,856       0.0%
*   Energi Mega Persada Tbk PT                                    6,952,500   26,642       0.0%
    Erajaya Swasembada Tbk PT                                       382,200   19,162       0.0%
*   Eureka Prima Jakarta Tbk PT                                     764,400    5,744       0.0%
*   Gajah Tunggal Tbk PT                                            689,200   65,895       0.0%
*   Garuda Indonesia Persero Tbk PT                               1,784,500   51,410       0.0%
    Global Mediacom Tbk PT                                        2,289,300  148,973       0.0%
    Gudang Garam Tbk PT                                              22,300  116,027       0.0%
*   Hanson International Tbk PT                                  12,634,000  135,410       0.0%
*   Harum Energy Tbk PT                                             224,000   34,113       0.0%
    Holcim Indonesia Tbk PT                                         435,500   32,207       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                            861,000   69,952       0.0%
*   Indika Energy Tbk PT                                            445,300   22,368       0.0%
    Indo Tambangraya Megah Tbk PT                                   141,800  155,638       0.0%
    Indocement Tunggal Prakarsa Tbk PT                              177,400  223,366       0.0%
    Indofood CBP Sukses Makmur Tbk PT                                38,000   27,372       0.0%
    Indofood Sukses Makmur Tbk PT                                 1,242,500  807,847       0.1%
*   Indosat Tbk PT                                                  176,750   89,399       0.0%
*   Inovisi Infracom Tbk PT                                           7,778       13       0.0%
    Intiland Development Tbk PT                                   2,790,300  123,040       0.0%
    Japfa Comfeed Indonesia Tbk PT                                1,488,900  214,877       0.0%
    Jasa Marga Persero Tbk PT                                       239,500   83,079       0.0%
    Kalbe Farma Tbk PT                                            2,130,000  283,824       0.0%
*   Kawasan Industri Jababeka Tbk PT                              5,906,873  135,775       0.0%
*   Krakatau Steel Persero Tbk PT                                 1,321,300   66,835       0.0%
*   Lippo Cikarang Tbk PT                                           220,300  102,147       0.0%
    Lippo Karawaci Tbk PT                                         4,286,350  296,499       0.0%
*   Malindo Feedmill Tbk PT                                         371,200   51,618       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDONESIA -- (Continued)
    Matahari Department Store Tbk PT                               143,300 $   197,620       0.0%
    Matahari Putra Prima Tbk PT                                    267,600      36,982       0.0%
    Mayora Indah Tbk PT                                          3,120,825     363,275       0.0%
*   Medco Energi Internasional Tbk PT                              534,600      53,544       0.0%
    Media Nusantara Citra Tbk PT                                 1,010,100     162,469       0.0%
*   Mitra Adiperkasa Tbk PT                                        208,500      87,877       0.0%
*   MNC Investama Tbk PT                                         7,136,600      75,439       0.0%
*   Modernland Realty Tbk PT                                     2,774,000      77,824       0.0%
*   Multipolar Tbk PT                                            1,499,200      43,827       0.0%
    Nippon Indosari Corpindo Tbk PT                                121,500      15,413       0.0%
*   Nirvana Development Tbk PT                                     911,900       6,853       0.0%
*   Nusantara Infrastructure Tbk PT                              3,043,000      31,026       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                               313,000      19,051       0.0%
    Pakuwon Jati Tbk PT                                          3,888,700     214,555       0.0%
    Pan Brothers Tbk PT                                          1,291,500      42,944       0.0%
*   Panin Financial Tbk PT                                       5,154,600      75,448       0.0%
    Pembangunan Perumahan Persero Tbk PT                           475,000     149,806       0.0%
    Perusahaan Gas Negara Persero Tbk                              561,600     110,005       0.0%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT        1,154,300     134,778       0.0%
    Ramayana Lestari Sentosa Tbk PT                              1,460,024     153,246       0.0%
    Salim Ivomas Pratama Tbk PT                                  1,950,400      74,736       0.0%
    Sawit Sumbermas Sarana Tbk PT                                  280,100      32,627       0.0%
*   Sekawan Intipratama Tbk PT                                   1,471,800       1,128       0.0%
    Semen Baturaja Persero Tbk PT                                  772,600     116,864       0.0%
    Semen Indonesia Persero Tbk PT                                 677,900     510,975       0.1%
    Sentul City Tbk PT                                           9,187,800      64,104       0.0%
*   Siloam International Hospitals Tbk PT                           14,600      11,614       0.0%
    Sri Rejeki Isman Tbk PT                                      3,898,800      75,848       0.0%
*   Sugih Energy Tbk PT                                          1,969,100       7,546       0.0%
    Summarecon Agung Tbk PT                                      3,131,000     395,511       0.0%
    Surya Citra Media Tbk PT                                       205,000      41,634       0.0%
    Surya Semesta Internusa Tbk PT                                 812,400      35,141       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                     286,900     261,783       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                         35,000      11,301       0.0%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           11,510     373,960       0.0%
    Tempo Scan Pacific Tbk PT                                      206,900      34,084       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                  733,900     116,855       0.0%
    Timah Persero Tbk PT                                         1,015,156      72,345       0.0%
    Tiphone Mobile Indonesia Tbk PT                                784,500      41,774       0.0%
    Tower Bersama Infrastructure Tbk PT                            255,500     116,962       0.0%
*   Truba Alam Manunggal Engineering PT                          2,841,000       2,177       0.0%
    Tunas Baru Lampung Tbk PT                                      326,500      28,022       0.0%
    Tunas Ridean Tbk PT                                            537,500      57,655       0.0%
    Unilever Indonesia Tbk PT                                       41,600     141,763       0.0%
    United Tractors Tbk PT                                         593,024     980,999       0.1%
*   Vale Indonesia Tbk PT                                          977,400     203,811       0.0%
*   Visi Media Asia Tbk PT                                       1,219,300      23,720       0.0%
    Waskita Karya Persero Tbk PT                                 1,097,963     220,382       0.0%
    Wijaya Karya Persero Tbk PT                                    199,600      39,315       0.0%
*   XL Axiata Tbk PT                                               435,100      73,361       0.0%
                                                                           -----------       ---
TOTAL INDONESIA                                                             16,538,589       0.7%
                                                                           -----------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
IRELAND -- (0.4%)
*   Bank of Ireland                                              3,339,548 $  714,839       0.0%
    C&C Group P.L.C.                                               111,852    429,156       0.0%
    CRH P.L.C.                                                       1,971     63,987       0.0%
    CRH P.L.C. Sponsored ADR                                        68,877  2,224,727       0.1%
*   FBD Holdings P.L.C.                                              6,284     42,067       0.0%
    Glanbia P.L.C.                                                  37,068    603,837       0.0%
    IFG Group P.L.C.                                                10,052     19,891       0.0%
*   Independent News & Media P.L.C.                                 79,753     10,319       0.0%
    Irish Continental Group P.L.C.                                  26,462    123,406       0.0%
*   Kenmare Resources P.L.C.                                           385      1,359       0.0%
    Kerry Group P.L.C. Class A                                      14,315  1,038,923       0.1%
    Kingspan Group P.L.C.                                           50,428  1,234,891       0.1%
    Paddy Power Betfair P.L.C.(BWT6H89)                              7,193    745,327       0.0%
    Paddy Power Betfair P.L.C.(BWXC0Z1)                              2,126    220,179       0.0%
    Smurfit Kappa Group P.L.C.                                      55,531  1,218,478       0.1%
                                                                           ----------       ---
TOTAL IRELAND                                                               8,691,386       0.4%
                                                                           ----------       ---
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.                                 44,678     12,818       0.0%
    Africa Israel Properties, Ltd.                                   4,516     77,853       0.0%
*   Airport City, Ltd.                                              13,886    150,925       0.0%
*   Allot Communications, Ltd.                                       3,478     18,180       0.0%
    Alrov Properties and Lodgings, Ltd.                              2,406     51,262       0.0%
    Amot Investments, Ltd.                                          23,559     98,313       0.0%
*   AudioCodes, Ltd.                                                 3,346     17,714       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.          10,744     10,046       0.0%
    Azrieli Group, Ltd.                                              2,901    123,501       0.0%
    Bank Hapoalim BM                                               130,288    751,466       0.1%
*   Bank Leumi Le-Israel BM                                        206,835    780,401       0.1%
    Bayside Land Corp.                                                 246     96,235       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.                265,698    482,615       0.1%
    Big Shopping Centers, Ltd.                                         907     60,959       0.0%
    Blue Square Real Estate, Ltd.                                      562     22,732       0.0%
*   Cellcom Israel, Ltd.                                            11,167     83,641       0.0%
*   Ceragon Networks, Ltd.                                           2,962      7,745       0.0%
*   Clal Biotechnology Industries, Ltd.                             14,222     10,629       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                        6,662     76,525       0.0%
*   Compugen, Ltd.                                                   2,287     13,187       0.0%
    Delek Automotive Systems, Ltd.                                   8,604     73,519       0.0%
    Delek Group, Ltd.                                                  838    164,242       0.0%
    Delta-Galil Industries, Ltd.                                     5,332    151,756       0.0%
    Direct Insurance Financial Investments, Ltd.                     6,685     56,821       0.0%
    El Al Israel Airlines                                          108,280    105,555       0.0%
    Elbit Systems, Ltd.(M3760D101)                                   1,800    177,840       0.0%
    Elbit Systems, Ltd.(6308913)                                     2,679    265,093       0.0%
    Electra, Ltd.                                                      693     95,133       0.0%
*   Equital, Ltd.                                                      537     10,137       0.0%
*   Evogene, Ltd.                                                    1,612      9,614       0.0%
    First International Bank Of Israel, Ltd.                        19,943    256,608       0.0%
    Formula Systems 1985, Ltd.                                       3,978    154,274       0.0%
    Fox Wizel, Ltd.                                                  1,437     22,409       0.0%
    Frutarom Industries, Ltd.                                        8,502    449,268       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
ISRAEL -- (Continued)
*   Gilat Satellite Networks, Ltd.                                13,515 $    59,428       0.0%
*   Hadera Paper, Ltd.                                               279      10,069       0.0%
    Harel Insurance Investments & Financial Services, Ltd.        42,579     164,637       0.0%
    Hilan, Ltd.                                                      664      10,188       0.0%
    IDI Insurance Co., Ltd.                                        1,208      59,921       0.0%
    Industrial Buildings Corp., Ltd.                              13,096      15,748       0.0%
    Israel Chemicals, Ltd.                                        64,027     227,525       0.0%
*   Israel Discount Bank, Ltd. Class A                           260,709     478,825       0.0%
*   Jerusalem Oil Exploration                                      4,473     196,863       0.0%
*   Kamada, Ltd.                                                   6,921      40,027       0.0%
    Matrix IT, Ltd.                                               14,912     105,733       0.0%
    Melisron, Ltd.                                                 3,762     159,805       0.0%
*   Menora Mivtachim Holdings, Ltd.                                6,823      60,618       0.0%
*   Migdal Insurance & Financial Holding, Ltd.                    92,558      61,120       0.0%
    Mizrahi Tefahot Bank, Ltd.                                    40,700     530,039       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                           6,735      36,538       0.0%
    Neto ME Holdings, Ltd.                                           124       9,754       0.0%
    Nice, Ltd. Sponsored ADR                                       7,239     481,176       0.0%
*   Nova Measuring Instruments, Ltd.                               6,405      76,395       0.0%
*   Oil Refineries, Ltd.                                         400,288     141,303       0.0%
*   Partner Communications Co., Ltd.                              27,177     126,773       0.0%
*   Partner Communications Co., Ltd. ADR                           1,600       7,328       0.0%
    Paz Oil Co., Ltd.                                              2,082     325,203       0.0%
*   Phoenix Holdings, Ltd. (The)                                  20,145      57,577       0.0%
    Plasson Industries, Ltd.                                         634      19,493       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.           1,225      49,342       0.0%
    Sapiens International Corp. NV                                 3,081      42,155       0.0%
    Shikun & Binui, Ltd.                                          88,140     152,770       0.0%
    Shufersal, Ltd.                                               21,302      80,421       0.0%
    Strauss Group, Ltd.                                            6,885     108,383       0.0%
*   Summit Real Estate Holdings, Ltd.                                968       5,628       0.0%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR            67,449   2,882,770       0.1%
*   Tower Semiconductor, Ltd.(6320605)                             4,323      66,780       0.0%
*   Tower Semiconductor, Ltd.(M87915274)                           7,885     122,612       0.0%
*   Union Bank of Israel                                           4,714      15,851       0.0%
                                                                         -----------       ---
TOTAL ISRAEL                                                              11,927,814       0.5%
                                                                         -----------       ---
ITALY -- (1.7%)
    A2A SpA                                                      312,896     426,126       0.0%
    ACEA SpA                                                      11,829     153,225       0.0%
    Alerion Cleanpower SpA                                         2,913       8,565       0.0%
    Amplifon SpA                                                  20,340     214,918       0.0%
    Anima Holding SpA                                             57,730     281,246       0.0%
    Ansaldo STS SpA                                               24,656     283,371       0.0%
*   Arnoldo Mondadori Editore SpA                                 71,829      71,054       0.0%
    Ascopiave SpA                                                 15,279      44,668       0.0%
    Assicurazioni Generali SpA                                   239,827   3,097,927       0.1%
    Astaldi SpA                                                   22,586      91,163       0.0%
    Atlantia SpA                                                  27,083     663,088       0.0%
    Autogrill SpA                                                 24,680     205,699       0.0%
    Azimut Holding SpA                                            17,346     278,430       0.0%
#*  Banca Carige SpA                                              61,864      21,118       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
ITALY -- (Continued)
    Banca Generali SpA                                              11,534 $  256,477       0.0%
    Banca IFIS SpA                                                  10,332    299,228       0.0%
    Banca Mediolanum SpA                                           120,468    832,925       0.1%
#*  Banca Monte dei Paschi di Siena SpA                            302,599     81,049       0.0%
    Banca Popolare dell'Emilia Romagna SC                          133,569    627,651       0.0%
*   Banca Popolare dell'Etruria e del Lazio SC                      52,566         --       0.0%
    Banca Popolare di Milano Scarl                               1,133,505    519,506       0.0%
    Banca Popolare di Sondrio SCPA                                 170,955    570,710       0.0%
    Banca Profilo SpA                                               61,003     11,742       0.0%
    Banco di Desio e della Brianza SpA                              12,951     24,058       0.0%
    Banco Popolare SC                                              229,734    663,081       0.0%
    BasicNet SpA                                                    15,391     56,939       0.0%
    Biesse SpA                                                       3,608     62,246       0.0%
    Brembo SpA                                                       7,759    480,387       0.0%
    Brunello Cucinelli SpA                                             982     19,452       0.0%
    Buzzi Unicem SpA                                                26,107    507,721       0.0%
#   Cairo Communication SpA                                         15,597     66,912       0.0%
    Cementir Holding SpA                                            27,672    135,174       0.0%
    Cerved Information Solutions SpA                                21,943    176,618       0.0%
    CIR-Compagnie Industriali Riunite SpA                          143,454    159,914       0.0%
    CNH Industrial NV                                              187,473  1,455,473       0.1%
    Credito Emiliano SpA                                            35,535    200,324       0.0%
    Credito Valtellinese SC                                        315,367    138,795       0.0%
    d'Amico International Shipping SA                               69,418     23,795       0.0%
    Danieli & C Officine Meccaniche SpA                              6,446    120,330       0.0%
    Datalogic SpA                                                    4,298     90,106       0.0%
    Davide Campari-Milano SpA                                       62,173    626,178       0.0%
    De' Longhi SpA                                                   9,056    211,890       0.0%
    DiaSorin SpA                                                     4,723    290,265       0.0%
*   Ei Towers SpA                                                    7,637    359,721       0.0%
    El.En. SpA                                                       3,012     65,950       0.0%
    Enel SpA                                                       371,437  1,596,933       0.1%
    Eni SpA                                                        231,731  3,362,940       0.2%
    Eni SpA Sponsored ADR                                           26,710    776,727       0.1%
    ERG SpA                                                         24,058    267,179       0.0%
    Esprinet SpA                                                    11,424     84,649       0.0%
*   Eurotech SpA                                                    11,463     15,169       0.0%
    Falck Renewables SpA                                            61,984     55,345       0.0%
    Ferrari NV                                                      17,952    945,193       0.1%
#   Fiat Chrysler Automobiles NV                                   179,524  1,316,077       0.1%
    FinecoBank Banca Fineco SpA                                     30,388    177,586       0.0%
    FNM SpA                                                         37,047     16,796       0.0%
    Geox SpA                                                        25,019     53,893       0.0%
*   Gruppo Editoriale L'Espresso SpA                                33,656     27,997       0.0%
    Hera SpA                                                       143,422    366,594       0.0%
    IMMSI SpA                                                       84,673     35,236       0.0%
    Industria Macchine Automatiche SpA                               3,521    217,768       0.0%
*   Intek Group SpA                                                 98,399     23,113       0.0%
    Interpump Group SpA                                             17,064    273,677       0.0%
    Intesa Sanpaolo SpA                                            873,942  2,026,383       0.1%
    Iren SpA                                                       122,150    219,192       0.0%
    Italmobiliare SpA                                                2,248    106,666       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ITALY -- (Continued)
*   Juventus Football Club SpA                                     149,340 $    48,081       0.0%
    La Doria SpA                                                     4,431      37,297       0.0%
*   Leonardo-Finmeccanica SpA                                      110,299   1,343,049       0.1%
    Luxottica Group SpA                                              8,362     416,364       0.0%
    Luxottica Group SpA Sponsored ADR                                2,300     114,149       0.0%
    Maire Tecnimont SpA                                             24,395      58,817       0.0%
    MARR SpA                                                         4,985      91,822       0.0%
    Mediaset SpA                                                   264,981     757,773       0.1%
    Mediobanca SpA                                                 137,944   1,010,479       0.1%
    Moleskine SpA                                                   18,513      48,961       0.0%
    Moncler SpA                                                      7,833     130,403       0.0%
    Nice SpA                                                         2,500       7,106       0.0%
    Parmalat SpA                                                   102,276     270,231       0.0%
    Piaggio & C SpA                                                 51,523      89,817       0.0%
    Prima Industrie SpA                                              1,431      22,469       0.0%
    Prysmian SpA                                                    45,328   1,127,199       0.1%
    Recordati SpA                                                   19,414     549,006       0.0%
    Reply SpA                                                          882     110,871       0.0%
*   Retelit SpA                                                     46,396      46,101       0.0%
    Sabaf SpA                                                        1,349      13,238       0.0%
    SAES Getters SpA                                                 2,892      37,598       0.0%
*   Safilo Group SpA                                                14,091     147,467       0.0%
*   Saipem SpA                                                   1,806,449     742,833       0.1%
    Salini Impregilo SpA                                            99,517     277,320       0.0%
#   Salvatore Ferragamo SpA                                          6,735     164,631       0.0%
    Saras SpA                                                      159,947     277,820       0.0%
    SAVE SpA                                                         1,963      38,535       0.0%
*   Snai SpA                                                         8,960      11,724       0.0%
    Snam SpA                                                        97,484     513,625       0.0%
    Societa Cattolica di Assicurazioni SCRL                         67,710     409,397       0.0%
    Societa Iniziative Autostradali e Servizi SpA                   24,963     233,789       0.0%
*   Sogefi SpA                                                      11,540      26,525       0.0%
    SOL SpA                                                         10,344      88,852       0.0%
*   Telecom Italia SpA                                           1,585,426   1,378,200       0.1%
#*  Telecom Italia SpA Sponsored ADR                                48,868     423,686       0.0%
    Tenaris SA ADR                                                   8,006     225,769       0.0%
    Terna Rete Elettrica Nazionale SpA                             183,955     900,445       0.1%
*   Tiscali SpA                                                    763,357      36,932       0.0%
    Tod's SpA                                                        4,394     256,759       0.0%
*   Trevi Finanziaria Industriale SpA                               34,212      50,423       0.0%
#   UniCredit SpA                                                  385,068     955,588       0.1%
#   Unione di Banche Italiane SpA                                  216,180     596,442       0.0%
    Unipol Gruppo Finanziario SpA                                  174,446     534,065       0.0%
    UnipolSai SpA                                                  364,688     696,924       0.0%
    Vittoria Assicurazioni SpA                                       8,898      95,169       0.0%
*   Yoox Net-A-Porter Group SpA                                      6,522     187,611       0.0%
    Zignago Vetro SpA                                                5,465      33,091       0.0%
                                                                           -----------       ---
TOTAL ITALY                                                                 42,574,781       1.8%
                                                                           -----------       ---
JAPAN -- (18.2%)
    77 Bank, Ltd. (The)                                            140,000     632,423       0.1%
    A&D Co., Ltd.                                                    5,400      22,881       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    ABC-Mart, Inc.                                                 3,400 $  206,880       0.0%
    Accordia Golf Co., Ltd.                                       26,100    263,422       0.0%
    Achilles Corp.                                                 5,600     80,516       0.0%
*   Acom Co., Ltd.                                                 9,900     45,555       0.0%
    Adastria Co., Ltd.                                            12,880    337,174       0.0%
    ADEKA Corp.                                                   32,900    497,333       0.0%
    Aderans Co., Ltd.                                             15,900     93,592       0.0%
    Advan Co., Ltd.                                                7,000     64,652       0.0%
    Advantest Corp.                                               32,200    460,204       0.0%
    Aeon Co., Ltd.                                               196,905  2,721,156       0.1%
    Aeon Delight Co., Ltd.                                         5,400    159,627       0.0%
    Aeon Fantasy Co., Ltd.                                         3,700    114,745       0.0%
    AEON Financial Service Co., Ltd.                               9,500    167,241       0.0%
    Aeon Hokkaido Corp.                                            2,500     13,047       0.0%
    Aeon Mall Co., Ltd.                                           15,180    225,435       0.0%
    Ahresty Corp.                                                  9,700    109,641       0.0%
    Ai Holdings Corp.                                              8,200    201,489       0.0%
    Aica Kogyo Co., Ltd.                                          12,200    348,139       0.0%
    Aichi Bank, Ltd. (The)                                         3,600    199,465       0.0%
    Aichi Corp.                                                   11,300     91,430       0.0%
    Aichi Steel Corp.                                              4,200    202,230       0.0%
    Aichi Tokei Denki Co., Ltd.                                      700     21,351       0.0%
    Aida Engineering, Ltd.                                        24,000    206,343       0.0%
    Ain Holdings, Inc.                                             8,800    593,961       0.0%
    Air Water, Inc.                                               45,000    841,951       0.1%
    Airport Facilities Co., Ltd.                                   7,400     40,359       0.0%
    Aisan Industry Co., Ltd.                                      15,500    126,182       0.0%
    Aisin Seiki Co., Ltd.                                         41,862  1,838,896       0.1%
    Ajinomoto Co., Inc.                                           18,000    400,274       0.0%
*   Akebono Brake Industry Co., Ltd.                              38,100     72,917       0.0%
    Akita Bank, Ltd. (The)                                        63,000    211,065       0.0%
    Albis Co., Ltd.                                                  600     12,822       0.0%
    Alconix Corp.                                                  4,200     55,505       0.0%
    Alfresa Holdings Corp.                                         5,700    120,464       0.0%
    Alinco, Inc.                                                   5,400     50,317       0.0%
    Alpen Co., Ltd.                                                7,300    133,021       0.0%
    Alpine Electronics, Inc.                                      18,100    241,604       0.0%
    Alps Electric Co., Ltd.                                       44,400  1,065,053       0.1%
    Alps Logistics Co., Ltd.                                       4,400     25,222       0.0%
    Altech Corp.                                                   1,800     38,801       0.0%
    Amada Holdings Co., Ltd.                                      60,700    691,440       0.1%
    Amano Corp.                                                   18,800    349,784       0.0%
    Amiyaki Tei Co., Ltd.                                          2,700     99,747       0.0%
    Amuse, Inc.                                                    4,600     77,792       0.0%
    ANA Holdings, Inc.                                            51,000    143,247       0.0%
    Anest Iwata Corp.                                             11,600    116,654       0.0%
    Anicom Holdings, Inc.                                          1,700     38,086       0.0%
    Anritsu Corp.                                                 43,300    229,695       0.0%
    AOI Pro, Inc.                                                  2,300     18,226       0.0%
    AOKI Holdings, Inc.                                           19,000    229,746       0.0%
    Aomori Bank, Ltd. (The)                                       81,000    273,718       0.0%
    Aoyama Trading Co., Ltd.                                      18,400    648,210       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Aozora Bank, Ltd.                                            209,000 $  690,548       0.1%
    Arakawa Chemical Industries, Ltd.                              4,400     65,320       0.0%
    Arata Corp.                                                    2,000     45,727       0.0%
    Arcland Sakamoto Co., Ltd.                                    10,800    128,639       0.0%
    Arcs Co., Ltd.                                                10,000    250,921       0.0%
    Ardepro Co., Ltd.                                             41,800     43,350       0.0%
    Ariake Japan Co., Ltd.                                         3,200    178,774       0.0%
    Artnature, Inc.                                                5,800     35,441       0.0%
    As One Corp.                                                   2,400    107,679       0.0%
    Asahi Co., Ltd.                                                4,100     49,552       0.0%
    Asahi Diamond Industrial Co., Ltd.                            19,300    143,824       0.0%
    Asahi Glass Co., Ltd.                                        155,000  1,084,040       0.1%
    Asahi Group Holdings, Ltd.                                    12,200    435,186       0.0%
    Asahi Holdings, Inc.                                           8,800    158,481       0.0%
    Asahi Intecc Co., Ltd.                                         4,600    199,219       0.0%
    Asahi Kasei Corp.                                            342,000  3,083,139       0.2%
    Asahi Kogyosha Co., Ltd.                                       1,200     34,953       0.0%
    Asahi Yukizai Corp.                                           16,000     31,250       0.0%
    Asante, Inc.                                                   1,800     27,282       0.0%
    Asanuma Corp.                                                 33,000     78,429       0.0%
    Asax Co., Ltd.                                                   100      1,461       0.0%
    Ashimori Industry Co., Ltd.                                   33,000     52,367       0.0%
    Asia Pile Holdings Corp.                                       7,800     32,493       0.0%
    Asics Corp.                                                   20,200    431,054       0.0%
    ASKA Pharmaceutical Co., Ltd.                                  7,000    120,774       0.0%
    ASKUL Corp.                                                    2,300     94,709       0.0%
    Astellas Pharma, Inc.                                         28,000    415,572       0.0%
    Asunaro Aoki Construction Co., Ltd.                            2,000     13,765       0.0%
    Atom Corp.                                                     9,500     62,815       0.0%
    Autobacs Seven Co., Ltd.                                      17,200    244,557       0.0%
    Avex Group Holdings, Inc.                                     16,400    216,928       0.0%
    Awa Bank, Ltd. (The)                                          91,000    598,427       0.0%
    Axial Retailing, Inc.                                          5,000    179,613       0.0%
    Azbil Corp.                                                   11,400    338,077       0.0%
    Bandai Namco Holdings, Inc.                                   18,800    563,173       0.0%
    Bando Chemical Industries, Ltd.                               14,000    134,728       0.0%
    Bank of Iwate, Ltd. (The)                                      6,500    273,697       0.0%
    Bank of Kochi, Ltd. (The)                                     13,000     14,852       0.0%
    Bank of Kyoto, Ltd. (The)                                     97,000    711,330       0.1%
    Bank of Nagoya, Ltd. (The)                                     7,400    260,485       0.0%
    Bank of Okinawa, Ltd. (The)                                    8,280    290,641       0.0%
    Bank of Saga, Ltd. (The)                                      49,000    127,775       0.0%
    Bank of the Ryukyus, Ltd.                                     11,700    153,914       0.0%
    Belc Co., Ltd.                                                 3,600    145,459       0.0%
    Belluna Co., Ltd.                                             20,400    136,127       0.0%
    Benefit One, Inc.                                              1,600     46,277       0.0%
    Benesse Holdings, Inc.                                        15,800    413,995       0.0%
    Best Denki Co., Ltd.                                          13,000     17,084       0.0%
    Bic Camera, Inc.                                              29,300    252,183       0.0%
    Biofermin Pharmaceutical Co., Ltd.                             1,100     28,222       0.0%
    BML, Inc.                                                      8,000    212,180       0.0%
    Bookoff Corp.                                                  3,500     27,276       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    BP Castrol KK                                                  3,500 $   46,770       0.0%
    Bridgestone Corp.                                             39,400  1,470,552       0.1%
    Broadleaf Co., Ltd.                                            7,800     87,678       0.0%
    BRONCO BILLY Co., Ltd.                                           800     23,667       0.0%
    Brother Industries, Ltd.                                      74,000  1,357,845       0.1%
    Bunka Shutter Co., Ltd.                                       20,000    165,855       0.0%
    C Uyemura & Co., Ltd.                                            600     27,929       0.0%
    Calbee, Inc.                                                   7,900    286,625       0.0%
    Calsonic Kansei Corp.                                         63,000    789,554       0.1%
    Can Do Co., Ltd.                                               3,400     59,189       0.0%
    Canon Electronics, Inc.                                       10,200    158,656       0.0%
    Canon Marketing Japan, Inc.                                   17,800    307,420       0.0%
    Canon, Inc.                                                   46,300  1,330,107       0.1%
    Canon, Inc. Sponsored ADR                                      9,399    269,939       0.0%
    Capcom Co., Ltd.                                              13,800    356,497       0.0%
    Carlit Holdings Co., Ltd.                                        700      3,554       0.0%
    Casio Computer Co., Ltd.                                      32,900    458,250       0.0%
    Cawachi, Ltd.                                                  6,400    164,708       0.0%
    Central Glass Co., Ltd.                                       80,000    327,236       0.0%
    Central Japan Railway Co.                                      3,700    629,171       0.1%
    Central Security Patrols Co., Ltd.                             1,900     37,399       0.0%
    Central Sports Co., Ltd.                                       2,500     59,807       0.0%
    Chiba Bank, Ltd. (The)                                        63,000    389,642       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                  19,200     85,111       0.0%
    Chino Corp.                                                    1,000      9,983       0.0%
    Chiyoda Co., Ltd.                                              5,100    121,085       0.0%
*   Chiyoda Integre Co., Ltd.                                      5,200    107,626       0.0%
    Chori Co., Ltd.                                                3,500     55,497       0.0%
    Chubu Electric Power Co., Inc.                                35,600    524,080       0.0%
    Chubu Shiryo Co., Ltd.                                         8,200     66,456       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                44,000     96,135       0.0%
    Chugai Ro Co., Ltd.                                           20,000     38,627       0.0%
    Chugoku Bank, Ltd. (The)                                      65,000    872,140       0.1%
    Chugoku Electric Power Co., Inc. (The)                        15,000    175,521       0.0%
    Chugoku Marine Paints, Ltd.                                   25,000    181,935       0.0%
    Chukyo Bank, Ltd. (The)                                        5,800    128,663       0.0%
    Chuo Spring Co., Ltd.                                          4,000     11,718       0.0%
    Ci:z Holdings Co., Ltd.                                        4,800    137,621       0.0%
    Citizen Watch Co., Ltd.                                      105,100    590,641       0.0%
    CKD Corp.                                                     23,300    290,165       0.0%
    Clarion Co., Ltd.                                             73,000    239,504       0.0%
    Cleanup Corp.                                                  5,800     49,391       0.0%
    CMIC Holdings Co., Ltd.                                        3,700     54,958       0.0%
*   CMK Corp.                                                     22,600    119,389       0.0%
    Coca-Cola East Japan Co., Ltd.                                16,018    353,062       0.0%
    Coca-Cola West Co., Ltd.                                      20,700    611,782       0.0%
    Cocokara fine, Inc.                                            5,000    193,404       0.0%
    COLOPL, Inc.                                                   8,500    122,226       0.0%
    Colowide Co., Ltd.                                            11,100    215,660       0.0%
    Computer Engineering & Consulting, Ltd.                        6,400    119,657       0.0%
    COMSYS Holdings Corp.                                         24,500    431,310       0.0%
    Concordia Financial Group, Ltd.                              142,624    661,305       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    CONEXIO Corp.                                                  6,300 $   85,529       0.0%
    COOKPAD, Inc.                                                  8,700     82,661       0.0%
    Cosmo Energy Holdings Co., Ltd.                               18,600    243,078       0.0%
    Cosmos Initia Co., Ltd.                                        2,200      7,824       0.0%
    Cosmos Pharmaceutical Corp.                                      900    195,851       0.0%
    Create SD Holdings Co., Ltd.                                   9,000    188,400       0.0%
    Credit Saison Co., Ltd.                                       42,100    727,787       0.1%
    Cresco, Ltd.                                                   2,000     43,524       0.0%
#   CROOZ, Inc.                                                    1,200     27,465       0.0%
    CTI Engineering Co., Ltd.                                      4,800     46,381       0.0%
    CyberAgent, Inc.                                               9,000    261,473       0.0%
*   D.A. Consortium Holdings, Inc.                                 5,100     34,237       0.0%
    Dai Nippon Printing Co., Ltd.                                 47,000    471,423       0.0%
    Dai Nippon Toryo Co., Ltd.                                    43,000     91,997       0.0%
    Dai-Dan Co., Ltd.                                              9,000     76,291       0.0%
    Dai-ichi Life Holdings, Inc.                                  42,100    617,227       0.0%
    Dai-ichi Seiko Co., Ltd.                                       3,500     38,667       0.0%
    Daibiru Corp.                                                 17,800    154,625       0.0%
    Daicel Corp.                                                  75,000    986,189       0.1%
    Daido Kogyo Co., Ltd.                                         11,553     25,804       0.0%
    Daido Metal Co., Ltd.                                         14,000    150,984       0.0%
    Daido Steel Co., Ltd.                                        120,000    509,398       0.0%
    Daifuku Co., Ltd.                                             22,700    410,162       0.0%
    Daihatsu Diesel Manufacturing Co., Ltd.                        3,000     17,898       0.0%
    Daihen Corp.                                                  44,000    255,109       0.0%
    Daiho Corp.                                                   26,000    142,948       0.0%
    Daiichi Jitsugyo Co., Ltd.                                    20,000    110,782       0.0%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         1,200     39,409       0.0%
    Daiichi Sankyo Co., Ltd.                                      22,200    533,449       0.0%
    Daiichikosho Co., Ltd.                                        11,000    478,192       0.0%
    Daiken Corp.                                                   4,000     83,011       0.0%
    Daiken Medical Co., Ltd.                                       1,200      9,075       0.0%
    Daiki Aluminium Industry Co., Ltd.                            10,000     41,037       0.0%
    Daikin Industries, Ltd.                                        9,000    862,467       0.1%
    Daikoku Denki Co., Ltd.                                        5,500     88,208       0.0%
    Daikokutenbussan Co., Ltd.                                     1,800     84,589       0.0%
*   Daikokuya Holdings Co., Ltd.                                  50,200     36,769       0.0%
    Daikyo, Inc.                                                 138,000    296,154       0.0%
    Daikyonishikawa Corp.                                         11,200    145,018       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       27,000    143,890       0.0%
    Daio Paper Corp.                                              30,000    360,087       0.0%
    Daisan Bank, Ltd. (The)                                        5,700     96,425       0.0%
    Daiseki Co., Ltd.                                             11,600    238,150       0.0%
    Daiseki Eco. Solution Co., Ltd.                                2,700     38,261       0.0%
    Daishi Bank, Ltd. (The)                                      109,000    468,692       0.0%
    Daishinku Corp.                                                2,600     27,592       0.0%
    Daisyo Corp.                                                   1,500     21,926       0.0%
    Daito Pharmaceutical Co., Ltd.                                 4,180     91,998       0.0%
    Daito Trust Construction Co., Ltd.                             4,700    787,620       0.1%
    Daiwa House Industry Co., Ltd.                                46,000  1,262,542       0.1%
    Daiwa Securities Group, Inc.                                 283,000  1,689,563       0.1%
    Daiwabo Holdings Co., Ltd.                                    68,000    164,325       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE++   OF NET ASSETS**
                                                                 -------   ---------- ---------------
JAPAN -- (Continued)
    DCM Holdings Co., Ltd.                                        35,300   $  309,239       0.0%
    Dena Co., Ltd.                                                23,900      768,908       0.1%
    Denka Co., Ltd.                                              179,000      812,049       0.1%
    Denso Corp.                                                   25,900    1,127,038       0.1%
    Dentsu, Inc.                                                   7,700      383,839       0.0%
    Denyo Co., Ltd.                                                5,400       67,016       0.0%
    Descente, Ltd.                                                14,700      203,838       0.0%
    DIC Corp.                                                     32,300      978,426       0.1%
    Digital Arts, Inc.                                               600       16,148       0.0%
    Digital Garage, Inc.                                           1,800       34,011       0.0%
    Dip Corp.                                                      2,400       63,575       0.0%
    Disco Corp.                                                    3,700      447,193       0.0%
    DKS Co., Ltd.                                                 21,000       68,743       0.0%
    DMG Mori Co., Ltd.                                            42,900      455,008       0.0%
    Don Quijote Holdings Co., Ltd.                                 6,400      243,261       0.0%
    Doshisha Co., Ltd.                                             8,700      180,033       0.0%
    Doutor Nichires Holdings Co., Ltd.                             8,000      160,125       0.0%
    Dowa Holdings Co., Ltd.                                      100,000      742,681       0.1%
    DTS Corp.                                                      7,300      161,724       0.0%
    Dunlop Sports Co., Ltd.                                        3,300       32,410       0.0%
    Eagle Industry Co., Ltd.                                      11,700      166,930       0.0%
    East Japan Railway Co.                                         8,700      765,848       0.1%
    Ebara Corp.                                                   35,400    1,050,918       0.1%
    Ebara Jitsugyo Co., Ltd.                                         900       10,898       0.0%
    Eco's Co., Ltd.                                                2,300       27,087       0.0%
    EDION Corp.                                                   36,700      325,140       0.0%
    Ehime Bank, Ltd. (The)                                        15,400      203,157       0.0%
    Eidai Co., Ltd.                                                7,000       30,227       0.0%
    Eighteenth Bank, Ltd. (The)                                   50,000      155,063       0.0%
    Eiken Chemical Co., Ltd.                                       6,200      169,406       0.0%
    Eisai Co., Ltd.                                                  700       44,609       0.0%
    Elecom Co., Ltd.                                               7,400      151,286       0.0%
    Electric Power Development Co., Ltd.                           6,900      160,680       0.0%
    Elematec Corp.                                                 2,352       39,767       0.0%
    EM Systems Co., Ltd.                                           2,000       33,141       0.0%
    en-japan, Inc.                                                 5,600      107,901       0.0%
    Endo Lighting Corp.                                            3,500       27,345       0.0%
    Enplas Corp.                                                   6,000      185,392       0.0%
    EPS Holdings, Inc.                                             9,600      125,982       0.0%
    ES-Con Japan, Ltd.                                            16,900       51,405       0.0%
    ESPEC Corp.                                                    9,800      118,578       0.0%
    Excel Co., Ltd.                                                5,400       72,239       0.0%
    Exedy Corp.                                                   13,300      380,009       0.0%
    Ezaki Glico Co., Ltd.                                          9,500      540,036       0.0%
    F-Tech, Inc.                                                   1,300       17,097       0.0%
    F@N Communications, Inc.                                      10,300       76,916       0.0%
    FALCO HOLDINGS Co., Ltd.                                       2,300       29,968       0.0%
    FamilyMart UNY Holdings Co., Ltd.                             14,771      926,432       0.1%
    Fancl Corp.                                                   11,500      173,812       0.0%
    FANUC Corp.                                                    3,700      677,424       0.1%
    Fast Retailing Co., Ltd.                                       1,500      505,345       0.0%
    FCC Co., Ltd.                                                 14,500      319,892       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#*  FDK Corp.                                                     21,000 $   18,356       0.0%
    Feed One Co., Ltd.                                            37,880     47,960       0.0%
    Ferrotec Corp.                                                13,000    158,106       0.0%
    FIDEA Holdings Co., Ltd.                                      64,300    115,647       0.0%
    Fields Corp.                                                   6,700     81,230       0.0%
    Financial Products Group Co., Ltd.                            14,000    122,384       0.0%
    FINDEX, Inc.                                                   4,200     39,571       0.0%
    FJ Next Co., Ltd.                                              2,000     11,908       0.0%
    Foster Electric Co., Ltd.                                     11,200    205,520       0.0%
    FP Corp.                                                       7,300    393,207       0.0%
    France Bed Holdings Co., Ltd.                                  5,400     46,123       0.0%
    FTGroup Co., Ltd.                                              3,000     23,769       0.0%
    Fudo Tetra Corp.                                              68,700    120,848       0.0%
    Fuji Co., Ltd.                                                 6,100    128,113       0.0%
    Fuji Corp., Ltd.                                              11,200     74,929       0.0%
    Fuji Electric Co., Ltd.                                      177,000    883,864       0.1%
    Fuji Furukawa Engineering & Construction Co., Ltd.             1,000      3,012       0.0%
    Fuji Heavy Industries, Ltd.                                   23,300    910,482       0.1%
    Fuji Kiko Co., Ltd.                                            4,000     14,626       0.0%
    Fuji Kyuko Co., Ltd.                                           9,000    103,211       0.0%
*   Fuji Oil Co., Ltd.                                            28,000     89,294       0.0%
    Fuji Oil Holdings, Inc.                                       16,300    314,338       0.0%
    Fuji Pharma Co., Ltd.                                          3,100     76,743       0.0%
    Fuji Seal International, Inc.                                  7,000    288,528       0.0%
    Fuji Soft, Inc.                                                9,700    257,659       0.0%
    Fujibo Holdings, Inc.                                          3,800    120,173       0.0%
    Fujicco Co., Ltd.                                              4,000     91,517       0.0%
    FUJIFILM Holdings Corp.                                       16,300    616,318       0.0%
    Fujikura Kasei Co., Ltd.                                      10,700     64,402       0.0%
    Fujikura Rubber, Ltd.                                          7,500     40,889       0.0%
    Fujikura, Ltd.                                               114,000    669,807       0.1%
    Fujimi, Inc.                                                   9,600    149,333       0.0%
    Fujimori Kogyo Co., Ltd.                                       6,000    149,067       0.0%
    Fujisash Co., Ltd.                                            55,900     47,357       0.0%
    Fujitec Co., Ltd.                                             20,300    232,232       0.0%
    Fujitsu Frontech, Ltd.                                         5,600     66,935       0.0%
    Fujitsu General, Ltd.                                         18,000    413,041       0.0%
    Fujitsu, Ltd.                                                407,500  2,416,934       0.1%
    FuKoKu Co., Ltd.                                               1,400     11,092       0.0%
    Fukuda Corp.                                                  10,000    117,751       0.0%
    Fukuda Denshi Co., Ltd.                                        1,500     90,305       0.0%
    Fukui Bank, Ltd. (The)                                        88,000    232,802       0.0%
    Fukuoka Financial Group, Inc.                                220,400    953,775       0.1%
    Fukushima Bank, Ltd. (The)                                   120,000    110,884       0.0%
    Fukushima Industries Corp.                                     5,200    177,523       0.0%
    Fukuyama Transporting Co., Ltd.                               56,000    318,925       0.0%
    FULLCAST Holdings Co., Ltd..                                   6,800     62,544       0.0%
    Fumakilla, Ltd.                                                5,000     31,711       0.0%
    Funai Soken Holdings, Inc.                                     4,440     68,609       0.0%
    Furukawa Battery Co., Ltd. (The)                               3,000     21,250       0.0%
    Furukawa Co., Ltd.                                            73,000    116,563       0.0%
    Furukawa Electric Co., Ltd.                                   28,100    826,715       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Furuno Electric Co., Ltd.                                      6,600 $   50,990       0.0%
    Furusato Industries, Ltd.                                      1,500     21,437       0.0%
    Furuya Metal Co., Ltd.                                           100      1,466       0.0%
    Fusion Partners Co.                                            6,000     54,121       0.0%
    Fuso Chemical Co., Ltd.                                        5,600    119,441       0.0%
    Fuso Pharmaceutical Industries, Ltd.                           3,000     78,123       0.0%
    Futaba Industrial Co., Ltd.                                   23,100    138,018       0.0%
    Future Corp.                                                   8,300     55,318       0.0%
    Fuyo General Lease Co., Ltd.                                   7,700    390,493       0.0%
    G-7 Holdings, Inc.                                             3,000     38,412       0.0%
    G-Tekt Corp.                                                   7,800    148,149       0.0%
    Gakken Holdings Co., Ltd.                                     21,000     69,610       0.0%
    GCA Corp.                                                     10,800     80,553       0.0%
    Gecoss Corp.                                                   7,400     67,640       0.0%
    Genky Stores, Inc.                                             2,500    147,097       0.0%
    Geo Holdings Corp.                                            12,700    161,112       0.0%
    Giken, Ltd.                                                    2,800     48,982       0.0%
    GLOBERIDE, Inc.                                                2,800     47,964       0.0%
    Glory, Ltd.                                                   15,800    522,328       0.0%
#   GMO internet, Inc.                                            16,400    218,929       0.0%
    GMO Payment Gateway, Inc.                                      3,800    174,540       0.0%
    Godo Steel, Ltd.                                               5,700     99,479       0.0%
    Goldcrest Co., Ltd.                                            8,910    161,887       0.0%
    Golf Digest Online, Inc.                                       6,700     52,206       0.0%
    Gree, Inc.                                                    46,300    256,738       0.0%
    GS Yuasa Corp.                                               130,000    561,372       0.0%
    GSI Creos Corp.                                               29,000     31,732       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                               500     14,380       0.0%
#   GungHo Online Entertainment, Inc.                             55,900    141,431       0.0%
    Gunma Bank, Ltd. (The)                                       153,000    730,554       0.1%
    Gunze, Ltd.                                                   58,000    194,673       0.0%
    Gurunavi, Inc.                                                 5,600    153,343       0.0%
    H-One Co., Ltd.                                                3,700     32,576       0.0%
    H2O Retailing Corp.                                           34,725    515,683       0.0%
    Hachijuni Bank, Ltd. (The)                                   118,000    643,290       0.1%
    Hagihara Industries, Inc.                                      1,800     42,221       0.0%
    Hagiwara Electric Co., Ltd.                                    2,600     48,742       0.0%
    Hakudo Co., Ltd.                                               2,800     32,261       0.0%
    Hakuhodo DY Holdings, Inc.                                    42,700    513,201       0.0%
    Hakuto Co., Ltd.                                               5,400     50,150       0.0%
    Halows Co., Ltd.                                               2,000     44,427       0.0%
    Hamakyorex Co., Ltd.                                           8,400    156,425       0.0%
    Hamamatsu Photonics K.K.                                      11,000    332,844       0.0%
    Hankyu Hanshin Holdings, Inc.                                 37,800  1,251,488       0.1%
    Hanwa Co., Ltd.                                               71,000    434,401       0.0%
    Happinet Corp.                                                 8,600     90,920       0.0%
    Hard Off Corp. Co., Ltd.                                       2,400     26,281       0.0%
    Harima Chemicals Group, Inc.                                     700      4,327       0.0%
    Harmonic Drive Systems, Inc.                                   3,100     87,304       0.0%
    Haseko Corp.                                                  53,600    521,625       0.0%
*   Hayashikane Sangyo Co., Ltd.                                   3,600     30,693       0.0%
    Hazama Ando Corp.                                             56,620    365,001       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Heiwa Corp.                                                   17,700 $  415,796       0.0%
    Heiwa Real Estate Co., Ltd.                                   13,700    194,951       0.0%
    Heiwado Co., Ltd.                                             12,100    251,857       0.0%
    HI-LEX Corp.                                                   4,200    114,821       0.0%
    Hibiya Engineering, Ltd.                                       3,700     58,032       0.0%
    Hiday Hidaka Corp.                                             4,976    124,020       0.0%
    Hikari Tsushin, Inc.                                           4,000    367,182       0.0%
    Hino Motors, Ltd.                                             40,300    439,278       0.0%
    Hioki EE Corp.                                                 2,200     42,578       0.0%
    Hiramatsu, Inc.                                                4,800     28,026       0.0%
    Hirose Electric Co., Ltd.                                        700     92,368       0.0%
    Hiroshima Bank, Ltd. (The)                                   109,000    466,482       0.0%
    Hiroshima Gas Co., Ltd.                                       10,500     36,148       0.0%
    HIS Co., Ltd.                                                 16,500    450,332       0.0%
    Hisamitsu Pharmaceutical Co., Inc.                               300     16,003       0.0%
    Hitachi Capital Corp.                                         23,700    528,686       0.0%
    Hitachi Chemical Co., Ltd.                                    26,600    621,824       0.0%
    Hitachi Construction Machinery Co., Ltd.                      38,000    794,888       0.1%
    Hitachi High-Technologies Corp.                               16,300    679,808       0.1%
    Hitachi Koki Co., Ltd.                                        20,000    169,359       0.0%
    Hitachi Kokusai Electric, Inc.                                23,000    459,402       0.0%
    Hitachi Maxell, Ltd.                                           2,100     38,270       0.0%
    Hitachi Metals, Ltd.                                          48,410    605,094       0.0%
    Hitachi Transport System, Ltd.                                13,800    284,479       0.0%
    Hitachi Zosen Corp.                                           69,500    349,798       0.0%
    Hitachi, Ltd.                                                727,000  3,875,559       0.2%
    Hitachi, Ltd. ADR                                             10,080    538,574       0.0%
    Hito Communications, Inc.                                      2,500     36,428       0.0%
    Hochiki Corp.                                                  8,900    104,824       0.0%
    Hodogaya Chemical Co., Ltd.                                    2,800     78,371       0.0%
    Hogy Medical Co., Ltd.                                         3,500    230,541       0.0%
    Hokkaido Electric Power Co., Inc.                             37,100    282,150       0.0%
    Hokkaido Gas Co., Ltd.                                        22,000     56,209       0.0%
    Hokkan Holdings, Ltd.                                         15,000     53,394       0.0%
    Hokko Chemical Industry Co., Ltd.                              7,000     23,714       0.0%
    Hokkoku Bank, Ltd. (The)                                     112,000    375,101       0.0%
    Hokuetsu Bank, Ltd. (The)                                      6,100    143,997       0.0%
    Hokuetsu Industries Co., Ltd.                                  7,000     45,704       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                52,100    325,903       0.0%
    Hokuhoku Financial Group, Inc.                                41,000    591,006       0.0%
    Hokuriku Electric Industry Co., Ltd.                          25,000     31,410       0.0%
    Hokuriku Electric Power Co.                                   21,200    240,800       0.0%
    Hokuto Corp.                                                   7,500    145,966       0.0%
    Honda Motor Co., Ltd.                                        146,500  4,383,515       0.2%
    Honda Motor Co., Ltd. Sponsored ADR                           37,467  1,117,641       0.1%
    Honeys Co., Ltd.                                               4,400     51,772       0.0%
    Hoosiers Holdings                                             11,900     60,877       0.0%
    Horiba, Ltd.                                                   9,500    454,280       0.0%
    Hoshizaki Corp.                                                4,100    370,018       0.0%
    Hosokawa Micron Corp.                                         18,000    112,229       0.0%
    Howa Machinery, Ltd.                                           4,600     22,654       0.0%
    Hoya Corp.                                                    16,300    680,101       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Hulic Co., Ltd.                                               12,200 $  116,165       0.0%
    Hyakugo Bank, Ltd. (The)                                     108,000    397,704       0.0%
    Hyakujushi Bank, Ltd. (The)                                   98,000    333,806       0.0%
    I-Net Corp.                                                    3,630     37,798       0.0%
    Ibiden Co., Ltd.                                              44,500    646,006       0.1%
    IBJ Leasing Co., Ltd.                                         10,700    223,788       0.0%
    Ichibanya Co., Ltd.                                              600     22,687       0.0%
    Ichigo, Inc.                                                  39,300    170,389       0.0%
    Ichiken Co., Ltd.                                             11,000     41,289       0.0%
    Ichikoh Industries, Ltd.                                      24,000     73,987       0.0%
    Ichinen Holdings Co., Ltd.                                     5,400     52,194       0.0%
    Ichiyoshi Securities Co., Ltd.                                16,900    126,716       0.0%
    Idec Corp.                                                     6,400     57,358       0.0%
    Idemitsu Kosan Co., Ltd.                                      21,800    500,962       0.0%
#   IDOM, Inc.                                                    13,700     71,500       0.0%
    Ihara Chemical Industry Co., Ltd.                             11,000     93,890       0.0%
*   IHI Corp.                                                    463,000  1,218,021       0.1%
    Iida Group Holdings Co., Ltd.                                 11,816    228,401       0.0%
    Iino Kaiun Kaisha, Ltd.                                       42,200    156,944       0.0%
    IJT Technology Holdings Co., Ltd.                              3,000     11,870       0.0%
    Ikegami Tsushinki Co., Ltd.                                   36,000     46,243       0.0%
    Imasen Electric Industrial                                     6,800     60,461       0.0%
    Imperial Hotel, Ltd.                                             600     12,033       0.0%
    Inaba Denki Sangyo Co., Ltd.                                  10,500    380,955       0.0%
    Inabata & Co., Ltd.                                           16,800    182,616       0.0%
    Inageya Co., Ltd.                                              5,200     70,428       0.0%
    Ines Corp.                                                     8,100     90,087       0.0%
    Infocom Corp.                                                  4,900     72,055       0.0%
    Information Services International-Dentsu, Ltd.                5,400     93,652       0.0%
    Innotech Corp.                                                 9,600     44,763       0.0%
    Intage Holdings, Inc.                                          3,800     68,308       0.0%
    Internet Initiative Japan, Inc.                                9,300    164,224       0.0%
    Inui Global Logistics Co., Ltd.                                1,800     17,325       0.0%
    Iriso Electronics Co., Ltd.                                    3,200    176,146       0.0%
    Ise Chemicals Corp.                                            3,000     13,091       0.0%
    Iseki & Co., Ltd.                                             68,000    168,190       0.0%
    Isetan Mitsukoshi Holdings, Ltd.                              85,900    868,147       0.1%
*   Ishihara Sangyo Kaisha, Ltd.                                  13,900    105,454       0.0%
    Isuzu Motors, Ltd.                                           121,700  1,505,326       0.1%
    Ito En, Ltd.                                                   9,800    356,816       0.0%
    ITOCHU Corp.                                                  68,500    865,065       0.1%
    Itochu Enex Co., Ltd.                                         20,000    153,663       0.0%
    Itochu Techno-Solutions Corp.                                 11,200    276,206       0.0%
    Itochu-Shokuhin Co., Ltd.                                      1,400     56,031       0.0%
*   Itoham Yonekyu Holdings, Inc.                                 20,468    195,187       0.0%
    Itoki Corp.                                                   15,800     97,364       0.0%
    IwaiCosmo Holdings, Inc.                                       7,200     62,587       0.0%
    Iwasaki Electric Co., Ltd.                                    37,000     57,048       0.0%
    Iwatani Corp.                                                 73,000    435,968       0.0%
    Iyo Bank, Ltd. (The)                                          85,143    523,272       0.0%
    Izumi Co., Ltd.                                                6,200    286,540       0.0%
*   Izutsuya Co., Ltd.                                             7,100     26,492       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    J Front Retailing Co., Ltd.                                   68,000 $  936,111       0.1%
    J Trust Co., Ltd.                                             22,500    183,947       0.0%
    J-Oil Mills, Inc.                                              4,500    160,008       0.0%
    JAC Recruitment Co., Ltd.                                      3,100     40,134       0.0%
    Jaccs Co., Ltd.                                               55,000    215,697       0.0%
    Jalux, Inc.                                                    2,600     43,793       0.0%
    Jamco Corp.                                                    4,800     98,979       0.0%
*   Janome Sewing Machine Co., Ltd.                                5,100     37,647       0.0%
    Japan Airport Terminal Co., Ltd.                               7,200    276,392       0.0%
    Japan Asia Group, Ltd.                                         9,300     33,617       0.0%
    Japan Aviation Electronics Industry, Ltd.                     25,000    357,999       0.0%
    Japan Cash Machine Co., Ltd.                                  10,100    143,112       0.0%
*   Japan Display, Inc.                                          143,500    282,512       0.0%
    Japan Drilling Co., Ltd.                                       4,400     98,756       0.0%
    Japan Exchange Group, Inc.                                    31,800    472,160       0.0%
    Japan Material Co., Ltd.                                       1,900     67,304       0.0%
    Japan Medical Dynamic Marketing, Inc.                          6,200     45,996       0.0%
    Japan Property Management Center Co., Ltd.                     2,900     38,729       0.0%
    Japan Pulp & Paper Co., Ltd.                                  24,000     80,418       0.0%
    Japan Radio Co., Ltd.                                          6,000     77,092       0.0%
    Japan Securities Finance Co., Ltd.                            44,800    199,108       0.0%
    Japan Steel Works, Ltd. (The)                                 19,400    416,696       0.0%
#   Japan Tobacco, Inc.                                           30,000  1,140,604       0.1%
    Japan Transcity Corp.                                         10,000     37,238       0.0%
    Japan Wool Textile Co., Ltd. (The)                            25,000    182,293       0.0%
    JBCC Holdings, Inc.                                            2,800     18,134       0.0%
    JCU Corp.                                                      2,500    101,369       0.0%
    Jeol, Ltd.                                                    43,000    179,703       0.0%
    JFE Holdings, Inc.                                            79,832  1,144,197       0.1%
    JGC Corp.                                                     44,000    777,821       0.1%
    Jimoto Holdings, Inc.                                          9,000     15,159       0.0%
    Jin Co., Ltd.                                                  3,200    166,141       0.0%
    JK Holdings Co., Ltd.                                            700      3,673       0.0%
    JMS Co., Ltd.                                                  5,000     13,178       0.0%
    Joban Kosan Co., Ltd.                                            900     13,104       0.0%
    Joshin Denki Co., Ltd.                                        16,000    136,807       0.0%
    JP-Holdings, Inc.                                              7,700     19,361       0.0%
    JSP Corp.                                                      4,400    105,125       0.0%
    JSR Corp.                                                     39,700    603,300       0.0%
    JTEKT Corp.                                                   47,100    697,010       0.1%
    Juki Corp.                                                    15,100    112,891       0.0%
    Juroku Bank, Ltd. (The)                                      136,000    410,114       0.0%
    Justsystems Corp.                                              8,400     82,329       0.0%
    JVC Kenwood Corp.                                             47,000    127,011       0.0%
    JX Holdings, Inc.                                            232,768    919,704       0.1%
#   K's Holdings Corp.                                            23,560    407,728       0.0%
    kabu.com Securities Co., Ltd.                                 52,000    163,706       0.0%
*   Kadokawa Dwango                                               14,943    220,671       0.0%
    Kaga Electronics Co., Ltd.                                     8,000    116,879       0.0%
    Kajima Corp.                                                   8,000     53,948       0.0%
    Kakaku.com, Inc.                                              17,700    297,370       0.0%
    Kaken Pharmaceutical Co., Ltd.                                 6,000    377,834       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Kakiyasu Honten Co., Ltd.                                      1,200 $   21,526       0.0%
    Kameda Seika Co., Ltd.                                         2,500    130,880       0.0%
    Kamei Corp.                                                   10,900    103,833       0.0%
    Kamigumi Co., Ltd.                                            63,000    537,926       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                  7,000     49,919       0.0%
    Kanamoto Co., Ltd.                                            12,500    300,308       0.0%
    Kandenko Co., Ltd.                                            37,000    364,751       0.0%
    Kaneka Corp.                                                  77,000    637,074       0.1%
    Kaneko Seeds Co., Ltd.                                         1,000     14,496       0.0%
    Kanematsu Corp.                                              158,000    259,985       0.0%
    Kanematsu Electronics, Ltd.                                    1,800     36,314       0.0%
*   Kansai Electric Power Co., Inc. (The)                         35,700    341,302       0.0%
    Kansai Paint Co., Ltd.                                        27,000    580,232       0.0%
    Kansai Super Market, Ltd.                                      2,500     36,137       0.0%
    Kansai Urban Banking Corp.                                    11,500    127,470       0.0%
    Kanto Denka Kogyo Co., Ltd.                                   18,000    151,006       0.0%
    Kao Corp.                                                     13,800    710,100       0.1%
    Kappa Create Co., Ltd.                                         2,900     33,622       0.0%
    Kasai Kogyo Co., Ltd.                                         13,400    151,768       0.0%
    Kato Sangyo Co., Ltd.                                         10,300    248,067       0.0%
    Kato Works Co., Ltd.                                           4,200    105,308       0.0%
    KAWADA TECHNOLOGIES, Inc.                                      1,200     56,506       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.              4,300     84,223       0.0%
    Kawasaki Heavy Industries, Ltd.                              302,000    882,110       0.1%
#   Kawasaki Kisen Kaisha, Ltd.                                  360,000    890,602       0.1%
    KDDI Corp.                                                    65,400  1,987,712       0.1%
    Keihan Holdings Co., Ltd.                                    126,000    850,702       0.1%
    Keihanshin Building Co., Ltd.                                 12,700     66,277       0.0%
    Keihin Co., Ltd.                                              29,000     39,456       0.0%
    Keihin Corp.                                                  18,300    299,150       0.0%
    Keikyu Corp.                                                  23,000    232,044       0.0%
    Keio Corp.                                                    30,000    248,301       0.0%
    Keisei Electric Railway Co., Ltd.                             16,000    385,759       0.0%
    Keiyo Bank, Ltd. (The)                                        99,000    416,364       0.0%
    Keiyo Co., Ltd.                                                9,500     47,941       0.0%
    Kenedix, Inc.                                                 53,600    225,362       0.0%
    Kenko Mayonnaise Co., Ltd.                                     3,700    135,668       0.0%
    Kewpie Corp.                                                  17,800    505,533       0.0%
    Key Coffee, Inc.                                               4,400     87,235       0.0%
    Keyence Corp.                                                    452    331,357       0.0%
    KFC Holdings Japan, Ltd.                                       2,900     51,416       0.0%
*   KI Holdings Co., Ltd.                                          2,000      6,112       0.0%
    Kikkoman Corp.                                                13,000    413,574       0.0%
    Kinden Corp.                                                  34,300    413,078       0.0%
*   Kintetsu Department Store Co., Ltd.                            3,000      9,975       0.0%
    Kintetsu Group Holdings Co., Ltd.                             86,000    347,141       0.0%
    Kintetsu World Express, Inc.                                  15,800    214,907       0.0%
    Kirin Holdings Co., Ltd.                                      83,740  1,439,629       0.1%
    Kita-Nippon Bank, Ltd. (The)                                   2,100     62,683       0.0%
    Kitagawa Iron Works Co., Ltd.                                  4,400     75,151       0.0%
    Kitano Construction Corp.                                     11,000     29,228       0.0%
    Kito Corp.                                                     5,400     51,112       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Kitz Corp.                                                    32,800 $  188,606       0.0%
    Kiyo Bank, Ltd. (The)                                         29,200    484,095       0.0%
#*  KLab, Inc.                                                    15,600     93,562       0.0%
*   KNT-CT Holdings Co., Ltd.                                     44,000     48,598       0.0%
    Koa Corp.                                                     14,500    133,523       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                     8,000     53,508       0.0%
    Kobayashi Pharmaceutical Co., Ltd.                             5,200    271,739       0.0%
    Kobe Bussan Co., Ltd.                                          3,100     97,027       0.0%
*   Kobe Steel, Ltd.                                              71,600    590,865       0.0%
    Kohnan Shoji Co., Ltd.                                        11,700    231,429       0.0%
    Kohsoku Corp.                                                  2,200     22,013       0.0%
    Koito Manufacturing Co., Ltd.                                 19,000    997,536       0.1%
*   Kojima Co., Ltd.                                               8,800     20,020       0.0%
    Kokusai Co., Ltd.                                              3,100     24,472       0.0%
    Kokuyo Co., Ltd.                                              32,000    423,932       0.0%
    KOMAIHALTEC, Inc.                                              1,200     23,275       0.0%
    Komatsu Wall Industry Co., Ltd.                                3,200     53,423       0.0%
    Komatsu, Ltd.                                                 68,100  1,515,845       0.1%
    Komehyo Co., Ltd.                                              3,500     33,231       0.0%
    Komeri Co., Ltd.                                              12,800    312,543       0.0%
    Konaka Co., Ltd.                                               7,400     35,147       0.0%
    Konami Holdings Corp.                                         14,600    576,589       0.0%
    Kondotec, Inc.                                                 4,500     34,343       0.0%
    Konica Minolta, Inc.                                         122,200  1,094,549       0.1%
    Konishi Co., Ltd.                                             12,400    147,350       0.0%
    Konoike Transport Co., Ltd.                                   11,000    145,640       0.0%
    Kose Corp.                                                     2,600    237,201       0.0%
    Kosei Securities Co., Ltd. (The)                               9,000     10,703       0.0%
    Koshidaka Holdings Co., Ltd.                                   2,200     35,816       0.0%
    Kotobuki Spirits Co., Ltd.                                     1,500     35,348       0.0%
    Krosaki Harima Corp.                                          29,000     88,000       0.0%
    KRS Corp.                                                      2,700     59,307       0.0%
    Kubota Corp.                                                  19,000    306,249       0.0%
    Kubota Corp. Sponsored ADR                                     4,000    322,920       0.0%
    Kumagai Gumi Co., Ltd.                                       123,000    326,655       0.0%
#   Kumiai Chemical Industry Co., Ltd.                             8,800     49,822       0.0%
    Kura Corp.                                                     4,200    211,655       0.0%
    Kurabo Industries, Ltd.                                       76,000    151,840       0.0%
    Kuraray Co., Ltd.                                             98,700  1,496,342       0.1%
    Kureha Corp.                                                   6,000    229,455       0.0%
    Kurimoto, Ltd.                                                 5,100     95,111       0.0%
    Kurita Water Industries, Ltd.                                 22,000    520,668       0.0%
    Kuriyama Holdings Corp.                                        4,200     58,415       0.0%
    Kuroda Electric Co., Ltd.                                     16,200    315,203       0.0%
    Kusuri No Aoki Co., Ltd.                                       3,600    183,742       0.0%
    KYB Corp.                                                     74,000    338,385       0.0%
    Kyocera Corp.                                                 11,600    563,632       0.0%
    Kyocera Corp. Sponsored ADR                                    6,742    327,526       0.0%
    Kyodo Printing Co., Ltd.                                      22,000     74,573       0.0%
    Kyoei Steel, Ltd.                                              6,600    125,721       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              11,000    129,930       0.0%
    Kyokuto Securities Co., Ltd.                                   6,600     95,493       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Kyokuyo Co., Ltd.                                              2,400 $   63,148       0.0%
    KYORIN Holdings, Inc.                                         10,600    236,898       0.0%
    Kyoritsu Maintenance Co., Ltd.                                 4,760    285,536       0.0%
    Kyoritsu Printing Co., Ltd.                                    3,500     10,265       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                       12,000     44,505       0.0%
    Kyowa Exeo Corp.                                              30,500    457,970       0.0%
    Kyowa Hakko Kirin Co., Ltd.                                    8,400    128,168       0.0%
    Kyowa Leather Cloth Co., Ltd.                                  2,000     14,510       0.0%
    Kyudenko Corp.                                                15,000    483,251       0.0%
    Kyushu Electric Power Co., Inc.                               19,000    172,645       0.0%
    Kyushu Financial Group, Inc.                                  99,050    658,627       0.1%
    LAC Co., Ltd.                                                  3,800     38,651       0.0%
*   Laox Co., Ltd.                                                 8,700     70,184       0.0%
    Lasertec Corp.                                                 7,500    145,486       0.0%
    Lawson, Inc.                                                   3,500    265,947       0.0%
    LEC, Inc.                                                      1,400     35,533       0.0%
    Leopalace21 Corp.                                             71,100    462,277       0.0%
    Life Corp.                                                     7,400    240,217       0.0%
    Lintec Corp.                                                  16,400    357,207       0.0%
    Lion Corp.                                                    36,000    588,780       0.0%
    LIXIL Group Corp.                                             43,000    987,637       0.1%
    Look, Inc.                                                     8,000     12,034       0.0%
    M3, Inc.                                                       8,600    261,707       0.0%
    Mabuchi Motor Co., Ltd.                                        2,700    156,953       0.0%
    Macnica Fuji Electronics Holdings, Inc.                       12,250    153,504       0.0%
    Maeda Corp.                                                   54,000    500,280       0.0%
    Maeda Kosen Co., Ltd.                                          4,900     54,330       0.0%
    Maeda Road Construction Co., Ltd.                             18,000    333,002       0.0%
    Makino Milling Machine Co., Ltd.                              41,000    260,525       0.0%
    Makita Corp.                                                   7,500    518,552       0.0%
    Makita Corp. Sponsored ADR                                     5,012    348,184       0.0%
    Mamezou Holdings Co., Ltd.                                     6,100     63,151       0.0%
    Mamiya-Op Co., Ltd.                                              800      9,127       0.0%
    Mandom Corp.                                                   3,000    139,922       0.0%
    Mani, Inc.                                                     5,600    130,319       0.0%
    Marubeni Corp.                                               264,400  1,389,363       0.1%
    Marubun Corp.                                                  4,300     24,569       0.0%
#   Marudai Food Co., Ltd.                                        49,000    233,350       0.0%
*   Maruei Department Store Co., Ltd.                              5,000      3,856       0.0%
    Marufuji Sheet Piling Co., Ltd.                                3,000      6,686       0.0%
    Maruha Nichiro Corp.                                          14,200    393,741       0.0%
    Marui Group Co., Ltd.                                         14,300    200,608       0.0%
    Maruka Machinery Co., Ltd.                                     2,500     31,847       0.0%
    Marusan Securities Co., Ltd.                                   5,900     49,008       0.0%
    Maruwa Co., Ltd.                                               3,400    128,305       0.0%
    Maruwa Unyu Kikan Co., Ltd.                                    1,600     38,427       0.0%
    Maruyama Manufacturing Co., Inc.                              14,000     23,570       0.0%
*   Maruzen CHI Holdings Co., Ltd.                                 3,700     13,185       0.0%
    Maruzen Showa Unyu Co., Ltd.                                  13,000     52,768       0.0%
    Marvelous, Inc.                                                6,100     43,352       0.0%
    Matsuda Sangyo Co., Ltd.                                       5,700     79,999       0.0%
    Matsui Construction Co., Ltd.                                  7,200     78,914       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Matsui Securities Co., Ltd.                                   11,700 $   93,610       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                            9,800    504,879       0.0%
    Matsuya Co., Ltd.                                              5,100     40,802       0.0%
    Matsuya Foods Co., Ltd.                                        3,000     97,297       0.0%
    Max Co., Ltd.                                                 12,000    144,621       0.0%
    Maxvalu Tokai Co., Ltd.                                        1,600     28,417       0.0%
    Mazda Motor Corp.                                            119,400  1,980,102       0.1%
    McDonald's Holdings Co. Japan, Ltd.                            1,300     37,405       0.0%
    Mebuki Financial Group, Inc.                                 248,650    884,884       0.1%
    MEC Co., Ltd.                                                  6,900     68,289       0.0%
    Medical System Network Co., Ltd.                              10,600     45,341       0.0%
    Medipal Holdings Corp.                                        19,400    331,472       0.0%
    Megachips Corp.                                                8,700    174,613       0.0%
    Megmilk Snow Brand Co., Ltd.                                  15,400    535,732       0.0%
    Meidensha Corp.                                               87,000    291,143       0.0%
    MEIJI Holdings Co., Ltd.                                       9,774    974,861       0.1%
    Meiji Shipping Co., Ltd.                                       7,600     26,088       0.0%
*   Meiko Electronics Co., Ltd.                                    9,600     33,992       0.0%
    Meiko Network Japan Co., Ltd.                                  7,400     69,640       0.0%
    Meisei Industrial Co., Ltd.                                   14,100     72,320       0.0%
    Meitec Corp.                                                   5,000    170,388       0.0%
    Meiwa Corp.                                                    3,900     12,248       0.0%
    Meiwa Estate Co., Ltd.                                         2,200     12,202       0.0%
    Menicon Co., Ltd.                                              1,900     53,850       0.0%
    Michinoku Bank, Ltd. (The)                                    75,000    149,348       0.0%
    Micronics Japan Co., Ltd.                                     17,200    198,831       0.0%
    Mie Bank, Ltd. (The)                                           4,900     99,919       0.0%
    Mie Kotsu Group Holdings, Inc.                                 2,300      8,486       0.0%
    Mikuni Corp.                                                   7,500     25,273       0.0%
    Milbon Co., Ltd.                                               1,696     76,017       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                        8,400    106,900       0.0%
    Minato Bank, Ltd. (The)                                        7,900    144,580       0.0%
    Minebea Co., Ltd.                                             90,300    921,465       0.1%
    Ministop Co., Ltd.                                             6,400    110,306       0.0%
    Miraca Holdings, Inc.                                         10,700    516,555       0.0%
    Mirait Holdings Corp.                                         21,780    193,126       0.0%
    Miroku Jyoho Service Co., Ltd.                                   600     11,719       0.0%
    Misawa Homes Co., Ltd.                                        10,500     79,008       0.0%
    MISUMI Group, Inc.                                            19,500    355,639       0.0%
    Mitani Corp.                                                   3,700    110,365       0.0%
    Mitani Sekisan Co., Ltd.                                       1,200     29,972       0.0%
    Mito Securities Co., Ltd.                                     29,500     68,486       0.0%
    Mitsuba Corp.                                                 14,800    216,063       0.0%
    Mitsubishi Chemical Holdings Corp.                           434,200  2,850,924       0.1%
    Mitsubishi Corp.                                              62,500  1,360,310       0.1%
    Mitsubishi Electric Corp.                                    147,000  1,988,788       0.1%
    Mitsubishi Estate Co., Ltd.                                   21,000    417,371       0.0%
    Mitsubishi Gas Chemical Co., Inc.                             46,500    715,668       0.1%
    Mitsubishi Heavy Industries, Ltd.                            447,500  1,914,345       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                35,000     68,947       0.0%
    Mitsubishi Logistics Corp.                                    19,000    257,192       0.0%
    Mitsubishi Materials Corp.                                    44,800  1,283,563       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
JAPAN -- (Continued)
    Mitsubishi Motors Corp.                                        186,700 $1,036,443       0.1%
    Mitsubishi Nichiyu Forklift Co., Ltd.                           15,800     95,707       0.0%
*   Mitsubishi Paper Mills, Ltd.                                    11,300     74,210       0.0%
    Mitsubishi Pencil Co., Ltd.                                      3,400    170,059       0.0%
    Mitsubishi Research Institute, Inc.                              2,200     69,858       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                    5,300    173,973       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                        80,000    143,745       0.0%
    Mitsubishi Tanabe Pharma Corp.                                  15,400    299,753       0.0%
    Mitsubishi UFJ Financial Group, Inc.                           359,200  1,853,403       0.1%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR             398,245  2,050,962       0.1%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                       173,500    839,945       0.1%
    Mitsuboshi Belting, Ltd.                                        18,000    155,223       0.0%
    Mitsui & Co., Ltd.                                              64,500    893,649       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                   919    253,088       0.0%
    Mitsui Chemicals, Inc.                                         215,000  1,058,801       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                    298,000    414,066       0.0%
    Mitsui Fudosan Co., Ltd.                                        34,000    774,312       0.1%
    Mitsui High-Tec, Inc.                                            8,800     59,074       0.0%
    Mitsui Home Co., Ltd.                                            9,000     39,678       0.0%
    Mitsui Matsushima Co., Ltd.                                      4,400     52,054       0.0%
    Mitsui Mining & Smelting Co., Ltd.                             235,000    523,577       0.0%
    Mitsui OSK Lines, Ltd.                                         321,000    802,718       0.1%
    Mitsui Sugar Co., Ltd.                                           4,200     94,631       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                  44,000    132,730       0.0%
*   Mitsumi Electric Co., Ltd.                                      42,500    258,063       0.0%
    Miyaji Engineering Group, Inc.                                  17,000     27,988       0.0%
    Miyazaki Bank, Ltd. (The)                                       74,000    208,433       0.0%
    Miyoshi Oil & Fat Co., Ltd.                                     18,000     23,121       0.0%
    Mizuho Financial Group, Inc.                                 2,047,455  3,447,407       0.2%
    Mizuho Financial Group, Inc. ADR                                 5,047     16,907       0.0%
    Mizuno Corp.                                                    44,000    236,689       0.0%
    Mochida Pharmaceutical Co., Ltd.                                 2,700    211,550       0.0%
    Modec, Inc.                                                      8,600    145,258       0.0%
    Monex Group, Inc.                                               70,500    161,581       0.0%
    Monogatari Corp. (The)                                           2,400    110,362       0.0%
#   MonotaRO Co., Ltd.                                              12,400    301,595       0.0%
    MORESCO Corp.                                                    5,600     74,857       0.0%
    Morinaga & Co., Ltd.                                             9,800    455,849       0.0%
    Morinaga Milk Industry Co., Ltd.                                72,000    579,928       0.0%
    Morita Holdings Corp.                                            9,000    135,583       0.0%
    Morito Co., Ltd.                                                 2,700     20,735       0.0%
    Morozoff, Ltd.                                                   6,000     25,998       0.0%
    Mory Industries, Inc.                                              400      7,467       0.0%
    Mr Max Corp.                                                     8,300     30,185       0.0%
    MS&AD Insurance Group Holdings, Inc.                            24,813    736,619       0.1%
    MTI, Ltd.                                                       14,200     88,239       0.0%
    Murata Manufacturing Co., Ltd.                                   8,013  1,118,947       0.1%
    Musashi Seimitsu Industry Co., Ltd.                              8,500    208,190       0.0%
    Musashino Bank, Ltd. (The)                                      12,400    342,379       0.0%
    Mutoh Holdings Co., Ltd.                                         8,000     18,280       0.0%
    Nabtesco Corp.                                                  16,300    486,825       0.0%
    NAC Co., Ltd.                                                    6,500     54,797       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nachi-Fujikoshi Corp.                                         72,000 $  273,068       0.0%
    Nagaileben Co., Ltd.                                           2,000     43,914       0.0%
    Nagano Bank, Ltd. (The)                                        3,600     68,786       0.0%
    Nagase & Co., Ltd.                                            41,900    535,895       0.0%
    Nagatanien Holdings Co., Ltd.                                  7,000     89,330       0.0%
    Nagawa Co., Ltd.                                               1,800     74,477       0.0%
    Nagoya Railroad Co., Ltd.                                     81,000    427,422       0.0%
    Nakabayashi Co., Ltd.                                          4,000      8,987       0.0%
    Nakamuraya Co., Ltd.                                             892     40,177       0.0%
    Nakanishi, Inc.                                                4,200    150,279       0.0%
    Nakano Corp.                                                   3,500     14,209       0.0%
*   Nakayama Steel Works, Ltd.                                     6,100     38,816       0.0%
    Nankai Electric Railway Co., Ltd.                             60,000    272,443       0.0%
    Nanto Bank, Ltd. (The)                                         8,000    304,154       0.0%
    Natori Co., Ltd.                                               1,400     24,461       0.0%
    NDS Co., Ltd.                                                    900     22,591       0.0%
    NEC Capital Solutions, Ltd.                                    2,800     46,672       0.0%
    NEC Corp.                                                    704,000  1,882,510       0.1%
    NEC Networks & System Integration Corp.                       11,000    195,489       0.0%
    NET One Systems Co., Ltd.                                     30,700    222,985       0.0%
*   New Japan Chemical Co., Ltd.                                   8,500     13,260       0.0%
*   New Japan Radio Co., Ltd.                                      7,500     23,058       0.0%
    Nexon Co., Ltd.                                               16,100    274,070       0.0%
    Next Co., Ltd.                                                 9,800     82,252       0.0%
    NGK Insulators, Ltd.                                          26,000    477,222       0.0%
    NGK Spark Plug Co., Ltd.                                      31,700    629,097       0.1%
    NH Foods, Ltd.                                                43,000  1,030,436       0.1%
    NHK Spring Co., Ltd.                                          66,400    628,500       0.1%
    Nice Holdings, Inc.                                           16,000     21,175       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                            14,200    254,701       0.0%
    Nichias Corp.                                                 24,000    213,538       0.0%
    Nichiban Co., Ltd.                                             1,000      9,028       0.0%
    Nichiha Corp.                                                  9,600    237,103       0.0%
    NichiiGakkan Co., Ltd.                                         9,000     74,918       0.0%
    Nichimo Co., Ltd.                                              7,000     10,794       0.0%
    Nichirei Corp.                                                48,500  1,060,533       0.1%
    Nichireki Co., Ltd.                                            9,000     70,822       0.0%
    Nidec Corp.                                                    3,618    350,117       0.0%
    Nidec Corp. Sponsored ADR                                      8,634    208,770       0.0%
    Nifco, Inc.                                                   14,200    817,803       0.1%
    Nihon Chouzai Co., Ltd.                                        1,460     60,986       0.0%
    Nihon Dempa Kogyo Co., Ltd.                                    9,500     76,612       0.0%
    Nihon Eslead Corp.                                             2,100     23,289       0.0%
    Nihon Flush Co., Ltd.                                          2,300     26,913       0.0%
    Nihon House Holdings Co., Ltd.                                17,500     65,618       0.0%
    Nihon Kohden Corp.                                            14,100    343,676       0.0%
    Nihon M&A Center, Inc.                                        12,200    395,936       0.0%
    Nihon Nohyaku Co., Ltd.                                       18,500    101,028       0.0%
    Nihon Parkerizing Co., Ltd.                                   27,500    378,922       0.0%
    Nihon Plast Co., Ltd.                                          6,200     58,399       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                  2,200     31,101       0.0%
    Nihon Trim Co., Ltd.                                           2,500    112,886       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nihon Unisys, Ltd.                                            19,700 $  240,075       0.0%
    Nihon Yamamura Glass Co., Ltd.                                33,000     60,324       0.0%
    Nikkiso Co., Ltd.                                             25,800    227,996       0.0%
    Nikko Co., Ltd.                                                1,000     16,498       0.0%
    Nikkon Holdings Co., Ltd.                                     23,900    513,303       0.0%
    Nikon Corp.                                                   30,500    460,944       0.0%
    Nippi, Inc.                                                    6,000     46,035       0.0%
    Nippo Corp.                                                   23,000    443,676       0.0%
    Nippon Air Conditioning Services Co., Ltd.                     2,800     15,031       0.0%
    Nippon Carbide Industries Co., Inc.                           32,000     42,595       0.0%
    Nippon Carbon Co., Ltd.                                       48,000     93,102       0.0%
    Nippon Chemi-Con Corp.                                        58,000    100,897       0.0%
    Nippon Chemiphar Co., Ltd.                                       900     37,343       0.0%
    Nippon Coke & Engineering Co., Ltd.                           81,900     72,305       0.0%
    Nippon Concrete Industries Co., Ltd.                          25,800     93,062       0.0%
    Nippon Denko Co., Ltd.                                        47,865     88,856       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                               11,800    214,985       0.0%
    Nippon Electric Glass Co., Ltd.                              109,000    592,957       0.0%
    Nippon Express Co., Ltd.                                     114,000    563,096       0.0%
    Nippon Fine Chemical Co., Ltd.                                 1,900     14,322       0.0%
    Nippon Flour Mills Co., Ltd.                                  21,500    317,968       0.0%
    Nippon Gas Co., Ltd.                                          13,200    399,474       0.0%
    Nippon Hume Corp.                                              8,800     58,254       0.0%
    Nippon Kayaku Co., Ltd.                                       42,000    483,966       0.0%
*   Nippon Kinzoku Co., Ltd.                                       1,400     14,745       0.0%
    Nippon Kodoshi Corp.                                           2,600     20,844       0.0%
    Nippon Koei Co., Ltd.                                         32,000    150,125       0.0%
    Nippon Koshuha Steel Co., Ltd.                                20,000     14,673       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        185,300    421,929       0.0%
    Nippon Paint Holdings Co., Ltd.                                9,300    316,218       0.0%
    Nippon Paper Industries Co., Ltd.                             39,600    741,181       0.1%
    Nippon Parking Development Co., Ltd.                          60,400     82,106       0.0%
    Nippon Piston Ring Co., Ltd.                                   3,700     56,470       0.0%
    Nippon Road Co., Ltd. (The)                                   23,000     94,375       0.0%
    Nippon Seisen Co., Ltd.                                        4,000     19,396       0.0%
*   Nippon Sharyo, Ltd.                                           25,000     63,319       0.0%
*   Nippon Sheet Glass Co., Ltd.                                  30,200    245,294       0.0%
    Nippon Shokubai Co., Ltd.                                      6,700    462,367       0.0%
    Nippon Signal Co., Ltd.                                       20,500    181,923       0.0%
    Nippon Soda Co., Ltd.                                         58,000    257,113       0.0%
    Nippon Steel & Sumikin Bussan Corp.                            6,152    225,470       0.0%
    Nippon Steel & Sumitomo Metal Corp.                           81,002  1,604,881       0.1%
    Nippon Suisan Kaisha, Ltd.                                    88,600    425,843       0.0%
    Nippon Telegraph & Telephone Corp.                             5,200    230,552       0.0%
    Nippon Telegraph & Telephone Corp. ADR                        12,740    565,529       0.0%
    Nippon Thompson Co., Ltd.                                     38,000    150,337       0.0%
    Nippon Valqua Industries, Ltd.                                 6,200     84,015       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                  55,300     81,045       0.0%
    Nippon Yusen K.K.                                            536,000  1,096,929       0.1%
    Nipro Corp.                                                   49,300    608,802       0.0%
*   Nishi-Nippon Financial Holdings, Inc.                         55,000    547,535       0.0%
    Nishi-Nippon Railroad Co., Ltd.                               72,000    341,325       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Nishimatsu Construction Co., Ltd.                            104,000 $  485,689       0.0%
    Nishimatsuya Chain Co., Ltd.                                  12,200    171,745       0.0%
    Nishio Rent All Co., Ltd.                                      5,600    169,086       0.0%
    Nissan Chemical Industries, Ltd.                              19,100    647,579       0.1%
    Nissan Motor Co., Ltd.                                       336,000  3,417,954       0.2%
    Nissan Shatai Co., Ltd.                                       19,600    202,352       0.0%
    Nissan Tokyo Sales Holdings Co., Ltd.                          3,000      7,367       0.0%
    Nissei ASB Machine Co., Ltd.                                   3,100     55,936       0.0%
    Nissei Build Kogyo Co., Ltd.                                  22,000    102,839       0.0%
    Nissei Plastic Industrial Co., Ltd.                            9,700     76,683       0.0%
    Nissha Printing Co., Ltd.                                      7,600    183,989       0.0%
    Nisshin Fudosan Co.                                            3,200     12,137       0.0%
    Nisshin Oillio Group, Ltd. (The)                              65,000    295,513       0.0%
    Nisshin Seifun Group, Inc.                                    11,130    163,948       0.0%
    Nisshin Steel Co., Ltd.                                       36,740    488,720       0.0%
    Nisshinbo Holdings, Inc.                                      55,100    548,590       0.0%
    Nissin Corp.                                                  35,000    116,241       0.0%
    Nissin Electric Co., Ltd.                                     12,000    160,019       0.0%
    Nissin Foods Holdings Co., Ltd.                                  100      5,788       0.0%
    Nissin Kogyo Co., Ltd.                                        18,800    278,148       0.0%
    Nitori Holdings Co., Ltd.                                      3,700    441,972       0.0%
    Nitta Corp.                                                    6,100    157,876       0.0%
    Nitta Gelatin, Inc.                                            4,400     30,579       0.0%
    Nittetsu Mining Co., Ltd.                                      2,600    108,485       0.0%
    Nitto Boseki Co., Ltd.                                        46,000    149,541       0.0%
    Nitto Denko Corp.                                             16,700  1,163,461       0.1%
    Nitto Kogyo Corp.                                             10,200    149,628       0.0%
    Nitto Kohki Co., Ltd.                                          2,500     57,771       0.0%
    Nittoc Construction Co., Ltd.                                 12,900     60,893       0.0%
    Noda Corp.                                                     6,400     42,219       0.0%
    Noevir Holdings Co., Ltd.                                      1,900     57,543       0.0%
    NOF Corp.                                                     38,000    413,055       0.0%
    Nohmi Bosai, Ltd.                                              8,400    125,388       0.0%
    Nojima Corp.                                                   8,900    115,309       0.0%
    NOK Corp.                                                     40,700    917,204       0.1%
    Nomura Co., Ltd.                                               6,700    108,658       0.0%
    Nomura Holdings, Inc.                                        199,000    996,778       0.1%
    Nomura Holdings, Inc. Sponsored ADR                          119,749    596,350       0.0%
    Nomura Real Estate Holdings, Inc.                             41,300    697,419       0.1%
    Nomura Research Institute, Ltd.                                3,630    125,904       0.0%
    Noritake Co., Ltd.                                             4,200     95,866       0.0%
    Noritz Corp.                                                  13,100    271,505       0.0%
    North Pacific Bank, Ltd.                                     121,700    453,867       0.0%
    NS Solutions Corp.                                            11,300    215,474       0.0%
    NS United Kaiun Kaisha, Ltd.                                  47,000     65,275       0.0%
    NSD Co., Ltd.                                                  6,930    111,533       0.0%
    NSK, Ltd.                                                     99,700  1,108,317       0.1%
    NTN Corp.                                                    183,000    692,703       0.1%
    NTT Data Corp.                                                10,600    547,015       0.0%
    NTT DOCOMO, Inc.                                             149,700  3,759,563       0.2%
    NTT DOCOMO, Inc. Sponsored ADR                                 9,600    241,344       0.0%
    NTT Urban Development Corp.                                   15,300    140,656       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Nuflare Technology, Inc.                                         600 $ 32,180       0.0%
    Obara Group, Inc.                                              6,600  284,428       0.0%
    Obayashi Corp.                                                59,100  569,323       0.0%
    Obayashi Road Corp.                                           10,000   62,814       0.0%
    Obic Co., Ltd.                                                 7,400  384,419       0.0%
    Odakyu Electric Railway Co., Ltd.                             11,500  234,643       0.0%
    Odelic Co., Ltd.                                               1,200   46,609       0.0%
    Oenon Holdings, Inc.                                          33,000   81,144       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                              127,000  454,325       0.0%
    Ohashi Technica, Inc.                                          1,600   21,362       0.0%
    Ohsho Food Service Corp.                                       3,800  146,241       0.0%
    Oiles Corp.                                                    5,184   93,974       0.0%
    Oita Bank, Ltd. (The)                                         46,000  174,218       0.0%
    Oji Holdings Corp.                                           195,000  824,497       0.1%
    Okabe Co., Ltd.                                               18,500  157,879       0.0%
    Okamoto Industries, Inc.                                      12,000  129,877       0.0%
    Okamoto Machine Tool Works, Ltd.                              24,000   31,501       0.0%
    Okamura Corp.                                                 12,400  121,655       0.0%
    Okasan Securities Group, Inc.                                 66,000  350,839       0.0%
    Oki Electric Industry Co., Ltd.                               33,300  434,469       0.0%
    Okinawa Cellular Telephone Co.                                 2,300   71,901       0.0%
    Okinawa Electric Power Co., Inc. (The)                         7,650  177,216       0.0%
    OKK Corp.                                                     17,000   17,465       0.0%
    OKUMA Corp.                                                   41,000  343,107       0.0%
    Okumura Corp.                                                 63,000  363,052       0.0%
    Okura Industrial Co., Ltd.                                    12,000   47,865       0.0%
    Okuwa Co., Ltd.                                                5,000   52,350       0.0%
    Olympic Group Corp.                                            1,500    8,345       0.0%
    Olympus Corp.                                                 12,800  456,262       0.0%
    Omron Corp.                                                   17,200  660,150       0.1%
    ONO Sokki Co., Ltd.                                            2,500   21,612       0.0%
    Onoken Co., Ltd.                                               6,900   85,058       0.0%
    Onward Holdings Co., Ltd.                                     49,000  327,991       0.0%
    Open House Co., Ltd.                                          10,100  213,348       0.0%
    OPT Holding, Inc.                                              5,600   37,737       0.0%
    Optex Co., Ltd.                                                1,300   33,112       0.0%
    Oracle Corp. Japan                                             2,400  130,615       0.0%
    Organo Corp.                                                  10,000   43,130       0.0%
*   Orient Corp.                                                  74,800  139,353       0.0%
    Oriental Land Co., Ltd.                                        4,800  280,382       0.0%
    Origin Electric Co., Ltd.                                      8,000   21,235       0.0%
    Osaka Gas Co., Ltd.                                           91,000  378,487       0.0%
    Osaka Organic Chemical Industry, Ltd.                          1,400   10,955       0.0%
#   Osaka Soda Co., Ltd.                                          37,000  158,186       0.0%
    Osaka Steel Co., Ltd.                                          5,900  110,619       0.0%
    OSAKA Titanium Technologies Co., Ltd.                          6,200   83,093       0.0%
    Osaki Electric Co., Ltd.                                      13,000  124,769       0.0%
    OSG Corp.                                                     28,200  600,621       0.0%
    OSJB Holdings Corp.                                           52,900  125,848       0.0%
    Otsuka Corp.                                                   3,300  157,008       0.0%
    Otsuka Holdings Co., Ltd.                                     11,500  503,308       0.0%
    Outsourcing, Inc.                                              2,000   75,899       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Pacific Industrial Co., Ltd.                                  14,800 $  181,989       0.0%
*   Pacific Metals Co., Ltd.                                      59,000    177,555       0.0%
    Pack Corp. (The)                                               3,300     89,530       0.0%
    PAL GROUP Holdings Co., Ltd.                                   5,200    128,830       0.0%
    PALTAC Corp.                                                  12,750    312,886       0.0%
    PanaHome Corp.                                                31,000    230,561       0.0%
    Panasonic Corp.                                              168,000  1,733,064       0.1%
    Panasonic Corp. Sponsored ADR                                 64,414    646,072       0.1%
    Panasonic Industrial Devices SUNX Co., Ltd.                    5,800     34,839       0.0%
    Paramount Bed Holdings Co., Ltd.                               5,000    190,427       0.0%
    Parco Co., Ltd.                                               10,500     97,274       0.0%
    Park24 Co., Ltd.                                              13,100    404,773       0.0%
    Pasco Corp.                                                   12,000     43,106       0.0%
    Pasona Group, Inc.                                            10,000     84,836       0.0%
    PC Depot Corp.                                                 5,520     27,012       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                 2,500     15,085       0.0%
    Penta-Ocean Construction Co., Ltd.                            91,000    542,281       0.0%
    Pigeon Corp.                                                  11,700    329,163       0.0%
    Pilot Corp.                                                    6,600    295,086       0.0%
    Piolax, Inc.                                                   3,500    222,518       0.0%
*   Pioneer Corp.                                                129,700    318,106       0.0%
    Plenus Co., Ltd.                                               6,400    131,725       0.0%
    Pocket Card Co., Ltd.                                          9,100     43,335       0.0%
    Pola Orbis Holdings, Inc.                                      2,400    199,702       0.0%
    Poletowin Pitcrew Holdings, Inc.                               9,900     82,365       0.0%
    Press Kogyo Co., Ltd.                                         40,300    196,258       0.0%
    Pressance Corp.                                               13,200    152,115       0.0%
    Prestige International, Inc.                                  14,600    109,875       0.0%
    Prima Meat Packers, Ltd.                                      64,000    232,379       0.0%
    Proto Corp.                                                    3,600     40,831       0.0%
    PS Mitsubishi Construction Co., Ltd.                          19,300     67,276       0.0%
    Qol Co., Ltd.                                                  5,500     86,722       0.0%
    Raito Kogyo Co., Ltd.                                         17,000    204,653       0.0%
    Rakuten, Inc.                                                 21,800    251,325       0.0%
*   Rasa Industries, Ltd.                                         39,000     49,711       0.0%
    Raysum Co., Ltd.                                               4,300     28,108       0.0%
    Recruit Holdings Co., Ltd.                                     4,500    180,763       0.0%
    Relo Group, Inc.                                               2,600    430,531       0.0%
    Renaissance, Inc.                                                500      6,755       0.0%
    Rengo Co., Ltd.                                               81,000    507,975       0.0%
    Resona Holdings, Inc.                                        346,300  1,534,967       0.1%
    Resorttrust, Inc.                                             14,600    291,828       0.0%
    Rheon Automatic Machinery Co., Ltd.                            6,100     47,651       0.0%
    Riberesute Corp.                                               3,100     23,462       0.0%
    Ricoh Co., Ltd.                                              168,481  1,373,158       0.1%
    Ricoh Leasing Co., Ltd.                                        7,700    222,435       0.0%
    Right On Co., Ltd.                                             7,700     75,861       0.0%
    Riken Corp.                                                    3,300    120,831       0.0%
    Riken Technos Corp.                                           17,100     89,504       0.0%
    Riken Vitamin Co., Ltd.                                        1,900     82,454       0.0%
    Ringer Hut Co., Ltd.                                           2,600     66,197       0.0%
    Rinnai Corp.                                                   1,600    153,706       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Rion Co., Ltd.                                                1,500 $ 22,923       0.0%
    Riso Kagaku Corp.                                             7,360  127,485       0.0%
    Riso Kyoiku Co., Ltd.                                         7,600   43,238       0.0%
    Rock Field Co., Ltd.                                          5,600   77,775       0.0%
    Rohm Co., Ltd.                                               10,800  567,697       0.0%
    Rohto Pharmaceutical Co., Ltd.                               18,400  322,839       0.0%
    Rokko Butter Co., Ltd.                                        2,100   56,538       0.0%
    Roland DG Corp.                                               5,300  125,140       0.0%
    Rorze Corp.                                                   2,600   49,374       0.0%
    Round One Corp.                                              26,200  185,088       0.0%
    Royal Holdings Co., Ltd.                                      7,100  122,693       0.0%
    Ryobi, Ltd.                                                  55,000  221,713       0.0%
    Ryoden Corp.                                                 16,000  102,857       0.0%
    Ryohin Keikaku Co., Ltd.                                      2,500  534,007       0.0%
    Ryosan Co., Ltd.                                             13,300  409,580       0.0%
    S Foods, Inc.                                                 4,500  120,415       0.0%
    Sac's Bar Holdings, Inc.                                      9,350  100,024       0.0%
    Saibu Gas Co., Ltd.                                          78,000  182,792       0.0%
    Saizeriya Co., Ltd.                                           8,300  218,612       0.0%
    Sakai Chemical Industry Co., Ltd.                            28,000   99,887       0.0%
    Sakai Heavy Industries, Ltd.                                 16,000   32,580       0.0%
    Sakai Moving Service Co., Ltd.                                4,000   86,538       0.0%
    Sakai Ovex Co., Ltd.                                          1,900   34,677       0.0%
    Sakata INX Corp.                                             16,800  219,950       0.0%
    Sala Corp.                                                    3,000   17,983       0.0%
    SAMTY Co., Ltd.                                               5,500   57,202       0.0%
    San-A Co., Ltd.                                               5,000  272,177       0.0%
    San-Ai Oil Co., Ltd.                                         25,000  176,259       0.0%
    San-In Godo Bank, Ltd. (The)                                 39,000  280,603       0.0%
    Sanden Holdings Corp.                                        53,000  164,038       0.0%
    Sanei Architecture Planning Co., Ltd.                         1,300   23,156       0.0%
    Sangetsu Corp.                                               11,800  227,865       0.0%
*   Sanken Electric Co., Ltd.                                    48,000  169,816       0.0%
    Sanko Metal Industrial Co., Ltd.                                400   11,260       0.0%
    Sankyo Co., Ltd.                                              7,100  250,126       0.0%
    Sankyo Tateyama, Inc.                                         8,700  136,976       0.0%
    Sankyu, Inc.                                                 87,000  512,321       0.0%
    Sanoh Industrial Co., Ltd.                                   10,500   72,342       0.0%
#   Sanoyas Holdings Corp.                                       16,500   43,164       0.0%
    Sanrio Co., Ltd.                                              8,300  155,463       0.0%
    Sansha Electric Manufacturing Co., Ltd.                       6,400   29,065       0.0%
    Sanshin Electronics Co., Ltd.                                14,700  130,090       0.0%
    Santen Pharmaceutical Co., Ltd.                              21,600  314,979       0.0%
    Sanwa Holdings Corp.                                         66,200  659,308       0.1%
    Sanyo Chemical Industries, Ltd.                               6,000  271,289       0.0%
    Sanyo Denki Co., Ltd.                                        17,000  110,492       0.0%
    Sanyo Electric Railway Co., Ltd.                              3,000   14,798       0.0%
    Sanyo Housing Nagoya Co., Ltd.                                3,500   30,591       0.0%
    Sanyo Special Steel Co., Ltd.                                44,000  225,557       0.0%
    Sanyo Trading Co., Ltd.                                       3,500   44,279       0.0%
    Sapporo Holdings, Ltd.                                       27,200  768,419       0.1%
    Sata Construction Co., Ltd.                                   2,600   10,268       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Sato Holdings Corp.                                            9,400 $  207,067       0.0%
    Sato Restaurant Systems Co., Ltd.                              5,400     42,374       0.0%
    Satori Electric Co., Ltd.                                     11,200     79,629       0.0%
    Sawada Holdings Co., Ltd.                                      7,000     64,078       0.0%
    Sawai Pharmaceutical Co., Ltd.                                 6,800    439,431       0.0%
    Saxa Holdings, Inc.                                           23,000     48,595       0.0%
    SBI Holdings, Inc.                                            79,930    949,510       0.1%
    SBS Holdings, Inc.                                             8,400     74,287       0.0%
    SCREEN Holdings Co., Ltd.                                      9,600    656,730       0.1%
    Scroll Corp.                                                  19,900     69,301       0.0%
    SCSK Corp.                                                     4,900    182,784       0.0%
    Secom Co., Ltd.                                                7,000    504,974       0.0%
    Sega Sammy Holdings, Inc.                                     49,500    730,910       0.1%
    Seibu Holdings, Inc.                                           9,200    159,179       0.0%
    Seika Corp.                                                   30,000     89,107       0.0%
    Seikagaku Corp.                                                9,900    158,743       0.0%
    Seikitokyu Kogyo Co., Ltd.                                    16,300     78,517       0.0%
    Seiko Epson Corp.                                             62,400  1,264,713       0.1%
    Seiko Holdings Corp.                                          60,000    196,399       0.0%
    Seino Holdings Co., Ltd.                                      58,100    643,788       0.1%
    Seiren Co., Ltd.                                              14,100    164,910       0.0%
    Sekisui Chemical Co., Ltd.                                    72,000  1,133,905       0.1%
    Sekisui House, Ltd.                                           71,000  1,173,184       0.1%
    Sekisui Plastics Co., Ltd.                                     9,000     66,376       0.0%
    Senko Co., Ltd.                                               41,400    286,218       0.0%
    Senshu Electric Co., Ltd.                                      1,300     20,095       0.0%
    Senshu Ikeda Holdings, Inc.                                  109,840    499,761       0.0%
    Senshukai Co., Ltd.                                           13,800     93,535       0.0%
    Septeni Holdings Co., Ltd.                                    10,000     45,008       0.0%
    Seria Co., Ltd.                                                3,600    284,002       0.0%
    Seven & I Holdings Co., Ltd.                                  29,900  1,248,005       0.1%
    Seven Bank, Ltd.                                              56,500    173,692       0.0%
    SFP Dining Co., Ltd.                                           3,000     44,454       0.0%
*   Sharp Corp.                                                  291,000    504,909       0.0%
    Shibaura Mechatronics Corp.                                   13,000     31,797       0.0%
    Shibuya Corp.                                                  8,700    180,727       0.0%
    Shidax Corp.                                                   1,700      6,854       0.0%
    Shiga Bank, Ltd. (The)                                        91,000    471,961       0.0%
    Shikibo, Ltd.                                                 29,000     33,432       0.0%
    Shikoku Bank, Ltd. (The)                                      85,000    200,580       0.0%
    Shikoku Chemicals Corp.                                       17,000    162,887       0.0%
*   Shikoku Electric Power Co., Inc.                              32,600    306,556       0.0%
    Shima Seiki Manufacturing, Ltd.                               12,400    349,401       0.0%
    Shimachu Co., Ltd.                                            19,200    515,191       0.0%
    Shimadzu Corp.                                                28,000    407,418       0.0%
    Shimano, Inc.                                                  2,900    495,841       0.0%
    Shimizu Bank, Ltd. (The)                                       2,300     69,373       0.0%
    Shimizu Corp.                                                 27,000    239,967       0.0%
    Shimojima Co., Ltd.                                              700      7,012       0.0%
    Shin Nippon Air Technologies Co., Ltd.                         3,500     39,561       0.0%
    Shin-Etsu Chemical Co., Ltd.                                  21,400  1,622,577       0.1%
    Shin-Keisei Electric Railway Co., Ltd.                         7,000     27,492       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Shinagawa Refractories Co., Ltd.                              17,000 $   36,242       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                   37,000    160,007       0.0%
    Shinko Electric Industries Co., Ltd.                          35,200    226,849       0.0%
    Shinko Plantech Co., Ltd.                                     16,400    121,620       0.0%
    Shinko Shoji Co., Ltd.                                         6,300     71,069       0.0%
    Shinmaywa Industries, Ltd.                                    37,000    286,399       0.0%
    Shinnihon Corp.                                               17,200    165,738       0.0%
    Shinoken Group Co., Ltd.                                       4,400     79,656       0.0%
    Shinsei Bank, Ltd.                                           273,000    441,376       0.0%
    Shinsho Corp.                                                  2,400     43,578       0.0%
    Shionogi & Co., Ltd.                                           5,500    270,864       0.0%
    Ship Healthcare Holdings, Inc.                                 9,800    286,673       0.0%
    Shiseido Co., Ltd.                                            31,300    807,354       0.1%
    Shizuoka Bank, Ltd. (The)                                     50,000    421,977       0.0%
    Shizuoka Gas Co., Ltd.                                        26,400    207,172       0.0%
    SHO-BOND Holdings Co., Ltd.                                    2,100    101,269       0.0%
    Shochiku Co., Ltd.                                             9,000    100,827       0.0%
    Shoei Co., Ltd.                                                1,900     34,616       0.0%
    Shoei Foods Corp.                                              3,800     59,992       0.0%
*   Shoko Co., Ltd.                                               25,000     20,748       0.0%
    Showa Aircraft Industry Co., Ltd.                              2,000     18,284       0.0%
    Showa Corp.                                                   25,300    165,593       0.0%
    Showa Denko KK                                                60,300    796,760       0.1%
    Showa Sangyo Co., Ltd.                                        33,000    176,468       0.0%
    Showa Shell Sekiyu K.K.                                       45,500    423,937       0.0%
    Siix Corp.                                                     7,200    288,129       0.0%
    Sinanen Holdings Co., Ltd.                                     2,000     39,680       0.0%
    Sinfonia Technology Co., Ltd.                                 62,000    113,883       0.0%
    Sinko Industries, Ltd.                                         8,600    107,906       0.0%
    SKY Perfect JSAT Holdings, Inc.                               55,000    272,555       0.0%
    Skylark Co., Ltd.                                             19,800    278,419       0.0%
    SMC Corp.                                                      1,100    318,863       0.0%
    SMK Corp.                                                     33,000    126,438       0.0%
    SMS Co., Ltd.                                                  4,200    109,342       0.0%
    Soda Nikka Co., Ltd.                                           3,000     14,076       0.0%
    Sodick Co., Ltd.                                              16,000    120,105       0.0%
    SoftBank Group Corp.                                          35,596  2,241,874       0.1%
    Softbank Technology Corp.                                      2,600     83,118       0.0%
*   Softbrain Co., Ltd.                                           13,800     52,007       0.0%
    Software Service, Inc.                                           300     12,144       0.0%
    Sogo Medical Co., Ltd.                                         4,600    139,865       0.0%
    Sohgo Security Services Co., Ltd.                              1,500     68,315       0.0%
    Sojitz Corp.                                                 265,800    697,532       0.1%
    Sompo Holdings, Inc.                                          16,475    533,078       0.0%
    Sony Corp.                                                    60,300  1,900,550       0.1%
    Sony Corp. Sponsored ADR                                      51,518  1,614,059       0.1%
    Sony Financial Holdings, Inc.                                 12,900    181,173       0.0%
    Sotetsu Holdings, Inc.                                        48,000    234,232       0.0%
    Space Co., Ltd.                                                4,200     50,514       0.0%
    Sparx Group Co., Ltd.                                         27,000     51,634       0.0%
    Square Enix Holdings Co., Ltd.                                 5,900    195,168       0.0%
    Srg Takamiya Co., Ltd.                                         8,500     47,849       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    ST Corp.                                                       1,400 $   17,285       0.0%
    St Marc Holdings Co., Ltd.                                     5,400    151,560       0.0%
    Stanley Electric Co., Ltd.                                    31,600    870,092       0.1%
    Star Mica Co., Ltd.                                            2,900     48,865       0.0%
    Star Micronics Co., Ltd.                                      11,300    160,894       0.0%
    Start Today Co., Ltd.                                         18,000    315,431       0.0%
    Starts Corp., Inc.                                             9,500    176,189       0.0%
    Starzen Co., Ltd.                                              2,500    132,400       0.0%
    Stella Chemifa Corp.                                           2,500     87,824       0.0%
    Studio Alice Co., Ltd.                                         3,400     68,624       0.0%
    Sugi Holdings Co., Ltd.                                        3,300    176,767       0.0%
#   Sumco Corp.                                                   61,700    645,539       0.1%
    Sumida Corp.                                                  10,100    104,731       0.0%
    Suminoe Textile Co., Ltd.                                     29,000     61,290       0.0%
    Sumitomo Bakelite Co., Ltd.                                   66,000    358,426       0.0%
    Sumitomo Chemical Co., Ltd.                                  372,355  1,761,007       0.1%
    Sumitomo Corp.                                                51,600    593,225       0.0%
    Sumitomo Dainippon Pharma Co., Ltd.                            9,000    155,877       0.0%
    Sumitomo Densetsu Co., Ltd.                                    8,200     90,956       0.0%
    Sumitomo Electric Industries, Ltd.                           125,600  1,855,548       0.1%
    Sumitomo Forestry Co., Ltd.                                   52,600    732,731       0.1%
    Sumitomo Heavy Industries, Ltd.                              176,000    926,554       0.1%
    Sumitomo Metal Mining Co., Ltd.                               81,000  1,052,583       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                       371,600    353,874       0.0%
    Sumitomo Mitsui Financial Group, Inc.                        110,183  3,820,228       0.2%
    Sumitomo Mitsui Trust Holdings, Inc.                          20,244    683,089       0.1%
    Sumitomo Osaka Cement Co., Ltd.                              140,000    579,840       0.0%
    Sumitomo Precision Products Co., Ltd.                         12,000     37,042       0.0%
    Sumitomo Real Estate Sales Co., Ltd.                           6,100    137,871       0.0%
    Sumitomo Realty & Development Co., Ltd.                        9,000    236,572       0.0%
    Sumitomo Riko Co., Ltd.                                       19,500    186,783       0.0%
    Sumitomo Rubber Industries, Ltd.                              60,500  1,014,964       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                             4,000    149,555       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                            49,000    261,958       0.0%
    Sun Corp.                                                      7,200     48,065       0.0%
    Sun Frontier Fudousan Co., Ltd.                               12,700    121,065       0.0%
    Sun-Wa Technos Corp.                                           3,400     27,296       0.0%
    Sundrug Co., Ltd.                                              4,500    353,979       0.0%
    Suntory Beverage & Food, Ltd.                                  4,100    179,270       0.0%
    Suruga Bank, Ltd.                                             39,200    956,986       0.1%
    Suzuken Co., Ltd.                                             21,060    676,417       0.1%
    Suzuki Motor Corp.                                            33,700  1,201,617       0.1%
*   SWCC Showa Holdings Co., Ltd.                                102,000     71,668       0.0%
    Sysmex Corp.                                                   7,800    540,556       0.0%
    Systena Corp.                                                  2,400     41,922       0.0%
    T Hasegawa Co., Ltd.                                           8,200    144,788       0.0%
    T RAD Co., Ltd.                                               26,000     56,824       0.0%
    T&D Holdings, Inc.                                            53,800    650,595       0.1%
    T&K Toka Co., Ltd.                                             5,600     53,050       0.0%
    T-Gaia Corp.                                                   4,300     66,138       0.0%
    Tabuchi Electric Co., Ltd.                                    10,600     33,834       0.0%
    Tachi-S Co., Ltd.                                             11,000    182,567       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Tachibana Eletech Co., Ltd.                                    3,120 $   34,550       0.0%
    Tadano, Ltd.                                                  43,000    482,881       0.0%
    Taihei Dengyo Kaisha, Ltd.                                    13,000    134,752       0.0%
    Taiheiyo Cement Corp.                                        432,225  1,237,850       0.1%
    Taiho Kogyo Co., Ltd.                                          6,900     99,044       0.0%
    Taikisha, Ltd.                                                 7,700    194,502       0.0%
    Taiko Bank, Ltd. (The)                                         1,000      2,581       0.0%
    Taiko Pharmaceutical Co., Ltd.                                 4,000     61,880       0.0%
    Taisei Corp.                                                  45,000    337,277       0.0%
    Taisei Lamick Co., Ltd.                                        1,100     31,589       0.0%
    Taiyo Holdings Co., Ltd.                                       5,300    198,671       0.0%
    Taiyo Nippon Sanso Corp.                                      68,700    722,127       0.1%
    Taiyo Yuden Co., Ltd.                                         43,100    460,449       0.0%
    Takagi Securities Co., Ltd.                                   10,000     13,323       0.0%
    Takaoka Toko Co., Ltd.                                         4,480     81,815       0.0%
    Takara Holdings, Inc.                                         39,500    374,095       0.0%
    Takara Leben Co., Ltd.                                        36,800    249,627       0.0%
    Takara Standard Co., Ltd.                                     15,000    278,636       0.0%
    Takasago International Corp.                                   6,400    171,571       0.0%
    Takasago Thermal Engineering Co., Ltd.                         9,700    136,798       0.0%
    Takashima & Co., Ltd.                                         16,000     25,766       0.0%
    Takashimaya Co., Ltd.                                         72,000    587,231       0.0%
*   Takata Corp.                                                  11,500     39,944       0.0%
    Take And Give Needs Co., Ltd.                                  1,920      9,215       0.0%
    Takeda Pharmaceutical Co., Ltd.                               11,800    527,754       0.0%
    Takeei Corp.                                                  10,100     82,655       0.0%
    Takeuchi Manufacturing Co., Ltd.                              16,400    317,701       0.0%
    Takihyo Co., Ltd.                                              5,000     20,853       0.0%
    Takiron Co., Ltd.                                             19,000     89,445       0.0%
    Takisawa Machine Tool Co., Ltd.                               14,000     18,123       0.0%
    Takuma Co., Ltd.                                              21,000    193,050       0.0%
    Tama Home Co., Ltd.                                           10,000     52,461       0.0%
    Tamron Co., Ltd.                                               7,000    122,559       0.0%
    Tamura Corp.                                                  28,000    115,118       0.0%
*   Tanaka Chemical Corp.                                          5,400     44,482       0.0%
    Tanseisha Co., Ltd.                                            7,800     58,663       0.0%
    TASAKI & Co., Ltd.                                             3,000     42,290       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                     15,000     59,588       0.0%
    Tayca Corp.                                                   13,000     68,923       0.0%
    TBK Co., Ltd.                                                  7,000     28,967       0.0%
    TDK Corp.                                                     14,900  1,028,777       0.1%
    TDK Corp. Sponsored ADR                                        7,012    496,099       0.0%
    Teijin, Ltd.                                                  53,400  1,031,763       0.1%
    Teikoku Electric Manufacturing Co., Ltd.                       4,100     31,236       0.0%
#   Tekken Corp.                                                  43,000    139,815       0.0%
    Terumo Corp.                                                  12,500    483,397       0.0%
    THK Co., Ltd.                                                 29,600    624,968       0.1%
    TIS, Inc.                                                     25,500    577,026       0.0%
    Toa Corp.(6894508)                                             6,800    143,154       0.0%
    Toa Corp.(6894434)                                            11,000    100,354       0.0%
    Toa Oil Co., Ltd.                                              6,000      8,629       0.0%
    TOA ROAD Corp.                                                18,000     48,276       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Toagosei Co., Ltd.                                            43,200 $  480,836       0.0%
    Tobishima Corp.                                               63,700    112,031       0.0%
    Tobu Railway Co., Ltd.                                        43,000    211,110       0.0%
    Tobu Store Co., Ltd.                                           1,000     26,870       0.0%
    TOC Co., Ltd.                                                  8,800     79,512       0.0%
    Tocalo Co., Ltd.                                               5,400    121,141       0.0%
    Tochigi Bank, Ltd. (The)                                      31,000    149,459       0.0%
    Toda Corp.                                                    82,000    444,445       0.0%
    Toda Kogyo Corp.                                              13,000     37,206       0.0%
    Toei Co., Ltd.                                                19,000    152,653       0.0%
    Toenec Corp.                                                  17,000     81,447       0.0%
    Togami Electric Manufacturing Co., Ltd.                        4,000     16,302       0.0%
    Toho Bank, Ltd. (The)                                         89,000    337,875       0.0%
    Toho Co., Ltd.(6895200)                                        5,200    156,012       0.0%
    Toho Co., Ltd.(6895211)                                        1,800     42,505       0.0%
    Toho Gas Co., Ltd.                                            54,000    500,761       0.0%
    Toho Holdings Co., Ltd.                                       14,100    295,839       0.0%
    Toho Titanium Co., Ltd.                                       18,500    123,374       0.0%
#   Toho Zinc Co., Ltd.                                           62,000    216,353       0.0%
    Tohoku Bank, Ltd. (The)                                       19,000     26,434       0.0%
    Tohoku Electric Power Co., Inc.                               23,700    290,369       0.0%
    Tokai Carbon Co., Ltd.                                        77,000    234,150       0.0%
    Tokai Corp.                                                    2,500     85,157       0.0%
    TOKAI Holdings Corp.                                          27,400    176,093       0.0%
    Tokai Lease Co., Ltd.                                          2,000      3,779       0.0%
    Tokai Rika Co., Ltd.                                          20,200    378,804       0.0%
    Tokai Tokyo Financial Holdings, Inc.                          70,300    356,661       0.0%
    Tokio Marine Holdings, Inc.                                   33,800  1,333,185       0.1%
    Tokushu Tokai Paper Co., Ltd.                                  3,900    132,909       0.0%
*   Tokuyama Corp.                                                94,000    401,922       0.0%
    Tokyo Century Corp.                                           16,700    588,455       0.0%
    Tokyo Dome Corp.                                              27,000    256,619       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                       54,388    210,731       0.0%
    Tokyo Electron Device, Ltd.                                    3,600     51,301       0.0%
    Tokyo Electron, Ltd.                                          14,000  1,262,869       0.1%
    Tokyo Energy & Systems, Inc.                                  13,000    125,458       0.0%
    Tokyo Gas Co., Ltd.                                           98,000    444,672       0.0%
    Tokyo Keiki, Inc.                                             34,000     57,896       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                    15,300    543,266       0.0%
    Tokyo Rakutenchi Co., Ltd.                                     7,000     33,572       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                             5,200     85,686       0.0%
    Tokyo Sangyo Co., Ltd.                                         4,000     15,190       0.0%
    Tokyo Seimitsu Co., Ltd.                                      12,000    327,391       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                           27,700    192,133       0.0%
    Tokyo Tatemono Co., Ltd.                                      58,500    743,118       0.1%
    Tokyo Tekko Co., Ltd.                                         12,000     52,229       0.0%
    Tokyo Theatres Co., Inc.                                      21,000     24,219       0.0%
    Tokyo TY Financial Group, Inc.                                10,413    333,196       0.0%
    Tokyotokeiba Co., Ltd.                                        49,000     96,237       0.0%
    Tokyu Construction Co., Ltd.                                  22,100    223,316       0.0%
    Tokyu Corp.                                                   49,000    366,836       0.0%
    Tokyu Fudosan Holdings Corp.                                 137,425    774,577       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Toli Corp.                                                    17,000 $   60,606       0.0%
    Tomato Bank, Ltd.                                              1,100     16,638       0.0%
    Tomen Devices Corp.                                              100      1,860       0.0%
    Tomoe Corp.                                                    9,500     31,271       0.0%
    Tomoe Engineering Co., Ltd.                                    2,100     30,862       0.0%
    Tomoegawa Co., Ltd.                                            7,000     17,391       0.0%
    Tomoku Co., Ltd.                                              21,000     60,970       0.0%
    TOMONY Holdings, Inc.                                         66,100    341,506       0.0%
    Tomy Co., Ltd.                                                30,000    324,075       0.0%
    Tonami Holdings Co., Ltd.                                     16,000     43,105       0.0%
    TonenGeneral Sekiyu K.K.                                      30,000    295,396       0.0%
    Topcon Corp.                                                  40,000    597,032       0.0%
    Toppan Forms Co., Ltd.                                        18,700    185,877       0.0%
    Toppan Printing Co., Ltd.                                     50,000    470,201       0.0%
    Topre Corp.                                                   13,700    317,238       0.0%
    Topy Industries, Ltd.                                          9,700    224,942       0.0%
    Toray Industries, Inc.                                       167,000  1,554,257       0.1%
    Toridoll Holdings Corp.                                        4,800    111,208       0.0%
    Torii Pharmaceutical Co., Ltd.                                 6,100    140,556       0.0%
    Torishima Pump Manufacturing Co., Ltd.                        12,100    130,401       0.0%
    Tosei Corp.                                                   14,600    109,284       0.0%
#*  Toshiba Corp.                                                262,000    948,655       0.1%
    Toshiba Machine Co., Ltd.                                     41,000    148,076       0.0%
    Toshiba Plant Systems & Services Corp.                         9,400    151,569       0.0%
*   Toshiba TEC Corp.                                             60,000    267,410       0.0%
    Tosho Co., Ltd.                                                1,600     69,272       0.0%
    Tosoh Corp.                                                  246,000  1,606,504       0.1%
    Totetsu Kogyo Co., Ltd.                                        7,700    218,271       0.0%
    TOTO, Ltd.                                                    12,500    499,383       0.0%
    Tottori Bank, Ltd. (The)                                       1,300     21,430       0.0%
    Tow Co., Ltd.                                                  5,100     32,378       0.0%
    Towa Bank, Ltd. (The)                                         97,000    102,519       0.0%
    Towa Corp.                                                     6,900     79,401       0.0%
    Towa Pharmaceutical Co., Ltd.                                  4,000    149,203       0.0%
    Toyo Construction Co., Ltd.                                   26,300    109,623       0.0%
    Toyo Denki Seizo K.K.                                         13,000     36,477       0.0%
    Toyo Engineering Corp.                                        25,000     85,638       0.0%
    Toyo Ink SC Holdings Co., Ltd.                                71,000    330,103       0.0%
    Toyo Kanetsu K.K.                                             34,000     77,007       0.0%
    Toyo Kohan Co., Ltd.                                          21,000     62,852       0.0%
    Toyo Securities Co., Ltd.                                     41,000     72,948       0.0%
    Toyo Seikan Group Holdings, Ltd.                              13,500    249,009       0.0%
    Toyo Suisan Kaisha, Ltd.                                       5,800    234,980       0.0%
    Toyo Tanso Co., Ltd.                                           4,900     70,456       0.0%
    Toyo Tire & Rubber Co., Ltd.                                  41,700    646,782       0.1%
    Toyo Wharf & Warehouse Co., Ltd.                              13,000     21,160       0.0%
    Toyobo Co., Ltd.                                             357,000    584,355       0.0%
    Toyoda Gosei Co., Ltd.                                        30,200    692,023       0.1%
    Toyota Boshoku Corp.                                          20,100    506,742       0.0%
    Toyota Motor Corp.                                           163,873  9,505,734       0.4%
    Toyota Motor Corp. Sponsored ADR                              41,028  4,745,298       0.2%
    Toyota Tsusho Corp.                                           56,700  1,338,601       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    TPR Co., Ltd.                                                 10,000 $289,163       0.0%
    Trancom Co., Ltd.                                              2,000  116,364       0.0%
    Transcosmos, Inc.                                              5,800  146,746       0.0%
    Trend Micro, Inc.                                              7,700  271,150       0.0%
    Trusco Nakayama Corp.                                          6,100  315,378       0.0%
    TS Tech Co., Ltd.                                             17,800  477,248       0.0%
    Tsubakimoto Chain Co.                                         53,000  419,838       0.0%
*   Tsudakoma Corp.                                               12,000   17,115       0.0%
    Tsugami Corp.                                                 11,000   60,397       0.0%
    Tsukada Global Holdings, Inc.                                  2,000   13,753       0.0%
    Tsukishima Kikai Co., Ltd.                                    11,700  130,979       0.0%
    Tsukuba Bank, Ltd.                                            32,200   96,184       0.0%
    Tsukui Corp.                                                  24,000  157,385       0.0%
    Tsumura & Co.                                                 17,100  485,965       0.0%
    Tsuruha Holdings, Inc.                                         5,000  576,915       0.0%
    Tsurumi Manufacturing Co., Ltd.                                6,100   88,775       0.0%
    Tv Tokyo Holdings Corp.                                        5,300  121,263       0.0%
    Tyo, Inc.                                                     25,300   36,381       0.0%
    U-Shin, Ltd.                                                   7,200   50,887       0.0%
    UACJ Corp.                                                    89,908  292,195       0.0%
    Ube Industries, Ltd.                                         424,200  875,374       0.1%
    Uchida Yoko Co., Ltd.                                          5,000   20,846       0.0%
    Uchiyama Holdings Co., Ltd.                                    1,500    5,973       0.0%
    UKC Holdings Corp.                                             6,500  108,764       0.0%
    Ulvac, Inc.                                                   14,900  470,452       0.0%
    Unicharm Corp.                                                12,200  290,106       0.0%
*   Uniden Holdings Corp.                                         12,000   17,476       0.0%
    Union Tool Co.                                                 2,100   54,248       0.0%
    Unipres Corp.                                                 14,000  270,178       0.0%
    United Arrows, Ltd.                                            7,000  191,081       0.0%
    United Super Markets Holdings, Inc.                           20,300  183,296       0.0%
*   Unitika, Ltd.                                                264,000  178,101       0.0%
#*  Universal Entertainment Corp.                                  9,400  281,347       0.0%
    Unizo Holdings Co., Ltd.                                       7,400  206,286       0.0%
    Usen Corp.                                                    32,570  105,102       0.0%
    USS Co., Ltd.                                                 12,400  209,714       0.0%
*   UT Group Co., Ltd.                                             5,700   34,717       0.0%
    Utoc Corp.                                                     2,600    9,501       0.0%
    V Technology Co., Ltd.                                         1,400  166,726       0.0%
    Valor Holdings Co., Ltd.                                      13,900  394,265       0.0%
    ValueCommerce Co., Ltd.                                        9,900   33,434       0.0%
    Village Vanguard Co., Ltd.                                     2,800   35,783       0.0%
    Vital KSK Holdings, Inc.                                      16,500  174,516       0.0%
    Vitec Holdings Co., Ltd.                                       4,800   50,629       0.0%
    Voyage Group, Inc.                                             4,000   35,348       0.0%
    VT Holdings Co., Ltd.                                         40,600  218,108       0.0%
    Wacoal Holdings Corp.                                         43,000  496,115       0.0%
    Wacom Co., Ltd.                                               52,000  156,916       0.0%
    Wakachiku Construction Co., Ltd.                              48,000   71,676       0.0%
    Wakita & Co., Ltd.                                            16,200  138,132       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                            5,200  125,420       0.0%
    WATAMI Co., Ltd.                                               8,800   95,451       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
JAPAN -- (Continued)
    WDB Holdings Co., Ltd.                                        1,300 $   13,442       0.0%
    Weathernews, Inc.                                             1,400     43,690       0.0%
    Welcia Holdings Co., Ltd.                                     4,300    293,169       0.0%
    West Holdings Corp.                                           8,600     68,271       0.0%
    West Japan Railway Co.                                        7,300    449,511       0.0%
    Wood One Co., Ltd.                                            7,000     18,082       0.0%
    World Holdings Co., Ltd.                                      3,400     52,458       0.0%
    Wowow, Inc.                                                   3,400     97,268       0.0%
    Xebio Holdings Co., Ltd.                                     10,300    159,888       0.0%
    Yahagi Construction Co., Ltd.                                11,100    101,815       0.0%
    Yahoo Japan Corp.                                            36,500    140,014       0.0%
    Yaizu Suisankagaku Industry Co., Ltd.                           500      4,822       0.0%
    Yakult Honsha Co., Ltd.                                       1,900     88,584       0.0%
    YAKUODO Co., Ltd.                                             1,300     84,521       0.0%
    YAMABIKO Corp.                                               13,800    136,471       0.0%
    YAMADA Consulting Group Co., Ltd.                             1,300     54,842       0.0%
    Yamada Denki Co., Ltd.                                       73,900    381,988       0.0%
#   Yamagata Bank, Ltd. (The)                                    51,000    220,313       0.0%
    Yamaguchi Financial Group, Inc.                              49,000    540,192       0.0%
    Yamaha Corp.                                                 19,500    696,724       0.1%
    Yamaha Motor Co., Ltd.                                       55,000  1,221,825       0.1%
    Yamaichi Electronics Co., Ltd.                                9,600     76,105       0.0%
    Yamanashi Chuo Bank, Ltd. (The)                              72,000    352,142       0.0%
    Yamatane Corp.                                                4,600     60,641       0.0%
    Yamato Corp.                                                  2,500     13,737       0.0%
    Yamato Holdings Co., Ltd.                                    29,700    676,657       0.1%
    Yamato Kogyo Co., Ltd.                                       16,700    470,184       0.0%
    Yamaya Corp.                                                  2,500     36,323       0.0%
    Yamazaki Baking Co., Ltd.                                    31,000    695,081       0.1%
    Yamazen Corp.                                                17,100    136,355       0.0%
    Yaoko Co., Ltd.                                               3,800    159,557       0.0%
    Yaskawa Electric Corp.                                       31,800    507,334       0.0%
    Yellow Hat, Ltd.                                              5,500    117,468       0.0%
    Yokogawa Bridge Holdings Corp.                               11,700    128,544       0.0%
    Yokogawa Electric Corp.                                      71,300  1,001,549       0.1%
    Yokohama Reito Co., Ltd.                                     20,600    208,350       0.0%
    Yokohama Rubber Co., Ltd. (The)                              44,600    774,371       0.1%
    Yokowo Co., Ltd.                                              3,300     22,368       0.0%
    Yomiuri Land Co., Ltd.                                       14,000     60,222       0.0%
    Yondoshi Holdings, Inc.                                       4,200    104,927       0.0%
    Yorozu Corp.                                                  6,900    108,657       0.0%
    Yoshinoya Holdings Co., Ltd.                                 10,900    164,230       0.0%
    Yuasa Trading Co., Ltd.                                       4,000     95,827       0.0%
    Yuken Kogyo Co., Ltd.                                         9,000     15,762       0.0%
    Yurtec Corp.                                                 16,000    117,207       0.0%
    Yusen Logistics Co., Ltd.                                     8,800     89,593       0.0%
    Yushin Precision Equipment Co., Ltd.                          1,200     27,950       0.0%
    Yushiro Chemical Industry Co., Ltd.                           3,700     51,077       0.0%
    Zenkoku Hosho Co., Ltd.                                       5,000    214,974       0.0%
    Zenrin Co., Ltd.                                              5,700     99,429       0.0%
    Zensho Holdings Co., Ltd.                                    40,500    756,373       0.1%
    Zeon Corp.                                                   62,000    566,375       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
JAPAN -- (Continued)
    ZERIA Pharmaceutical Co., Ltd.                                 4,200 $     70,386       0.0%
    Zojirushi Corp.                                                3,000       41,361       0.0%
    Zuiko Corp.                                                      500       18,898       0.0%
                                                                         ------------      ----
TOTAL JAPAN                                                               444,444,786      18.5%
                                                                         ------------      ----
MALAYSIA -- (0.7%)
    7-Eleven Malaysia Holdings Bhd Class B                        63,800       26,459       0.0%
#   Aeon Co. M Bhd                                               153,100      103,146       0.0%
    Aeon Credit Service M Bhd                                      7,500       26,341       0.0%
    Affin Holdings Bhd                                           109,590       57,440       0.0%
    AirAsia Bhd                                                  453,200      299,210       0.0%
#*  AirAsia X Bhd                                                551,600       55,201       0.0%
*   Alam Maritim Resources Bhd                                   106,700        6,597       0.0%
    Alliance Financial Group Bhd                                 293,300      279,002       0.0%
    AMMB Holdings Bhd                                            484,500      485,100       0.1%
    APM Automotive Holdings Bhd                                   34,700       27,987       0.0%
    Astro Malaysia Holdings Bhd                                   71,800       48,789       0.0%
    Axiata Group Bhd                                             145,065      170,077       0.0%
    Batu Kawan Bhd                                                30,000      130,943       0.0%
    Benalec Holdings Bhd                                          48,000        4,401       0.0%
    Berjaya Corp. Bhd                                            857,000       66,357       0.0%
*   Berjaya Land Bhd                                              76,000       10,877       0.0%
#   Berjaya Sports Toto Bhd                                      131,659      100,112       0.0%
    Bermaz Auto Bhd                                               41,600       22,591       0.0%
#   BIMB Holdings Bhd                                            110,500      115,932       0.0%
    Bonia Corp. Bhd                                               82,000       12,121       0.0%
#   Boustead Holdings Bhd                                        220,899      115,303       0.0%
    Boustead Plantations Bhd                                      22,500        7,988       0.0%
    British American Tobacco Malaysia Bhd                          8,100       95,636       0.0%
#*  Bumi Armada Bhd                                              913,000      153,089       0.0%
    Bursa Malaysia Bhd                                            73,800      152,132       0.0%
#   Cahya Mata Sarawak Bhd                                       200,400      183,455       0.0%
    Can-One Bhd                                                   18,400       15,119       0.0%
    Carlsberg Brewery Malaysia Bhd Class B                        30,500      105,977       0.0%
    CB Industrial Product Holding Bhd                            102,800       48,726       0.0%
#   CIMB Group Holdings Bhd                                      416,533      498,994       0.1%
    Coastal Contracts Bhd                                         42,800       15,600       0.0%
    Cypark Resources Bhd                                          22,100       11,741       0.0%
    Datasonic Group Bhd                                           83,100       28,313       0.0%
#*  Dayang Enterprise Holdings Bhd                                54,439       11,127       0.0%
    Dialog Group Bhd                                             390,658      144,239       0.0%
    DiGi.Com Bhd                                                 155,200      186,123       0.0%
    DKSH Holdings Malaysia Bhd                                    22,800       33,905       0.0%
    DRB-Hicom Bhd                                                336,400      101,811       0.0%
    Dutch Lady Milk Industries Bhd                                 2,400       33,590       0.0%
#   Eastern & Oriental Bhd                                       218,229       81,664       0.0%
*   Eco World Development Group Bhd                              312,300      101,165       0.0%
    Ekovest BHD                                                  110,400       57,576       0.0%
#   Evergreen Fibreboard Bhd                                     210,750       52,738       0.0%
    Felda Global Ventures Holdings Bhd                           365,000      174,792       0.0%
    Gadang Holdings Bhd                                           78,500       53,078       0.0%
    Gamuda Bhd                                                   209,400      245,266       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
MALAYSIA -- (Continued)
    Gas Malaysia Bhd                                              21,900 $ 13,412       0.0%
    Genting Malaysia Bhd                                         149,900  170,120       0.0%
    Genting Plantations Bhd                                       28,300   74,182       0.0%
    George Kent Malaysia Bhd                                      89,000   52,598       0.0%
#   Globetronics Technology Bhd                                   37,900   32,963       0.0%
    Glomac Bhd                                                    86,600   15,946       0.0%
#   HAP Seng Consolidated Bhd                                    242,580  450,686       0.1%
    Hap Seng Plantations Holdings Bhd                             72,400   41,746       0.0%
    Hartalega Holdings Bhd                                        64,000   74,734       0.0%
    Heineken Malaysia Bhd                                         23,000   94,167       0.0%
#   Hock Seng LEE BHD                                             55,900   23,193       0.0%
    Hong Leong Bank Bhd                                           71,432  226,618       0.0%
    Hong Leong Financial Group Bhd                                60,653  227,222       0.0%
    Hong Leong Industries Bhd                                     31,400   74,647       0.0%
    Hua Yang Bhd                                                  65,066   18,909       0.0%
    IHH Healthcare Bhd                                            45,600   69,546       0.0%
    IJM Corp. Bhd                                                983,720  774,109       0.1%
    IJM Plantations Bhd                                           72,500   63,999       0.0%
#   Inari Amertron Bhd                                           126,846  101,294       0.0%
    Insas Bhd                                                    128,000   22,258       0.0%
    IOI Corp. Bhd                                                 81,326   87,169       0.0%
    IOI Properties Group Bhd                                     262,180  152,785       0.0%
*   Iris Corp. Bhd                                               271,500   10,668       0.0%
*   Iskandar Waterfront City Bhd                                  91,000   19,707       0.0%
*   JAKS Resources Bhd                                           137,900   34,186       0.0%
#   Jaya Tiasa Holdings Bhd                                      170,800   56,501       0.0%
    JCY International Bhd                                        139,200   17,403       0.0%
    Kian JOO CAN Factory Bhd                                      56,700   37,982       0.0%
#*  KNM Group Bhd                                                848,030   80,604       0.0%
#   Kossan Rubber Industries                                      59,300   95,386       0.0%
    KPJ Healthcare Bhd                                            66,550   66,630       0.0%
    KSL Holdings Bhd                                             222,492   58,835       0.0%
    Kuala Lumpur Kepong Bhd                                       27,100  154,727       0.0%
    Kumpulan Perangsang Selangor Bhd                              43,300   13,710       0.0%
#   Lafarge Malaysia Bhd                                          54,000  104,188       0.0%
    Land & General Bhd                                           224,700   20,083       0.0%
*   Landmarks Bhd                                                 74,700   13,516       0.0%
    LBS Bina Group Bhd                                            88,200   36,585       0.0%
    Lingkaran Trans Kota Holdings Bhd                             39,000   54,814       0.0%
    LPI Capital Bhd                                               19,020   76,252       0.0%
    Magnum Bhd                                                   126,800   69,790       0.0%
    Mah Sing Group Bhd                                           620,440  226,048       0.0%
    Malakoff Corp. Bhd                                           100,300   37,002       0.0%
#   Malayan Banking Bhd                                          369,622  695,933       0.1%
#   Malaysia Airports Holdings Bhd                               145,492  229,748       0.0%
#   Malaysia Building Society Bhd                                525,728  114,611       0.0%
    Malaysian Pacific Industries Bhd                              25,375   47,830       0.0%
#   Malaysian Resources Corp. Bhd                                395,950  127,319       0.0%
    Malton Bhd                                                    43,400    6,729       0.0%
    Matrix Concepts Holdings Bhd                                  81,900   50,555       0.0%
#   Maxis Bhd                                                     54,500   77,424       0.0%
    Media Prima Bhd                                              224,500   64,278       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
MALAYSIA -- (Continued)
#   Mega First Corp. Bhd                                            18,600 $ 10,244       0.0%
    MISC Bhd                                                       139,780  250,552       0.0%
#   Mitrajaya Holdings Bhd                                         126,000   41,119       0.0%
    MK Land Holdings Bhd                                           131,800    9,434       0.0%
    MKH Bhd                                                         67,480   44,573       0.0%
    MMC Corp. Bhd                                                  284,000  161,929       0.0%
*   MNRB Holdings Bhd                                               17,800   13,406       0.0%
*   Mudajaya Group Bhd                                              54,900   12,678       0.0%
    Muhibbah Engineering M Bhd                                     115,700   63,358       0.0%
*   Mulpha International Bhd                                       518,800   25,951       0.0%
    My EG Services Bhd                                             194,000  112,635       0.0%
*   Naim Holdings Bhd                                               48,600   17,968       0.0%
    Nestle Malaysia Bhd                                                300    5,603       0.0%
    Oldtown Bhd                                                     93,900   43,847       0.0%
    Oriental Holdings Bhd                                            6,200   10,301       0.0%
    Padini Holdings Bhd                                            269,400  181,683       0.0%
    Pantech Group Holdings Bhd                                      52,739    6,972       0.0%
    Paramount Corp. Bhd                                             32,600   11,169       0.0%
#*  Parkson Holdings Bhd                                           219,903   39,567       0.0%
*   Perisai Petroleum Teknologi Bhd                                389,200    3,707       0.0%
    Petronas Chemicals Group Bhd                                   153,700  256,398       0.0%
    Petronas Dagangan Bhd                                           17,100   95,219       0.0%
    Petronas Gas Bhd                                                25,100  131,433       0.0%
#   Pharmaniaga Bhd                                                 29,900   39,551       0.0%
    Pos Malaysia Bhd                                               110,100  104,976       0.0%
    PPB Group Bhd                                                   17,440   67,008       0.0%
    Press Metal Bhd                                                122,800  127,594       0.0%
    Protasco Bhd                                                    96,000   36,395       0.0%
    Public Bank Bhd                                                 88,140  417,191       0.0%
#   Puncak Niaga Holdings Bhd                                       15,500    4,020       0.0%
#   QL Resources Bhd                                                95,450  100,574       0.0%
    RHB Bank Bhd                                                   124,343  143,179       0.0%
    Salcon Bhd                                                     181,700   26,620       0.0%
*   Sapurakencana Petroleum Bhd                                  1,309,243  503,400       0.1%
    Sarawak Oil Palms Bhd                                           31,000   27,394       0.0%
#   Scientex Bhd                                                    48,000   74,549       0.0%
*   Scomi Energy Services Bhd                                      213,100    8,396       0.0%
*   Scomi Group Bhd                                                335,900    9,164       0.0%
    Selangor Properties Bhd                                         24,800   29,562       0.0%
    Shangri-La Hotels Malaysia Bhd                                  15,100   18,919       0.0%
*   Shell Refining Co. Federation of Malaya Bhd                     15,500   11,267       0.0%
    Sime Darby Bhd                                                 161,919  316,207       0.0%
#   SP Setia Bhd Group                                              82,459   68,903       0.0%
    Star Media Group Bhd                                            50,500   30,323       0.0%
#*  Sumatec Resources Bhd                                          598,000    9,207       0.0%
#   Sunway Bhd                                                     219,800  163,468       0.0%
    Sunway Construction Group Bhd                                   21,980    8,751       0.0%
#   Supermax Corp. Bhd                                             136,500   70,567       0.0%
    Suria Capital Holdings Bhd                                      16,100    7,978       0.0%
    Syarikat Takaful Malaysia Bhd                                   60,000   60,712       0.0%
    Ta Ann Holdings Bhd                                             80,257   67,564       0.0%
#   TA Enterprise Bhd                                              333,600   38,127       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
MALAYSIA -- (Continued)
    Taliworks Corp. Bhd                                             90,300 $    32,890       0.0%
    Tambun Indah Land Bhd                                           80,300      28,506       0.0%
    TAN Chong Motor Holdings Bhd                                   100,000      45,460       0.0%
    TDM Bhd                                                        275,400      45,573       0.0%
    Telekom Malaysia Bhd                                           103,348     161,015       0.0%
    Tenaga Nasional Bhd                                             71,550     244,476       0.0%
    Time dotCom Bhd                                                 19,100      36,437       0.0%
#   Top Glove Corp. Bhd                                            209,600     247,161       0.0%
    Tropicana Corp. Bhd                                            197,479      47,838       0.0%
    TSH Resources Bhd                                              164,100      75,100       0.0%
#   Tune Protect Group Bhd                                         205,700      76,395       0.0%
    Uchi Technologies Bhd                                           37,400      15,856       0.0%
#   UEM Edgenta Bhd                                                 98,900      79,044       0.0%
#   UEM Sunrise Bhd                                                632,358     168,509       0.0%
    UMW Holdings Bhd                                               136,500     193,373       0.0%
*   UMW Oil & Gas Corp. Bhd                                        272,500      55,019       0.0%
    Unisem M Bhd                                                   147,200      89,370       0.0%
    United Plantations Bhd                                          11,300      75,122       0.0%
    UOA Development Bhd                                            161,400      98,988       0.0%
#*  Uzma Bhd                                                        60,100      23,950       0.0%
#   VS Industry Bhd                                                263,500      89,085       0.0%
#   Wah Seong Corp. Bhd                                             72,098      14,757       0.0%
#   WCT Holdings Bhd                                               321,990     130,312       0.0%
    WTK Holdings Bhd                                                72,500      18,658       0.0%
#   Yinson Holdings Bhd                                             77,900      58,109       0.0%
#*  YNH Property Bhd                                               133,216      49,624       0.0%
    YTL Corp. Bhd                                                1,577,883     598,246       0.1%
    YTL Power International Bhd                                    196,350      71,585       0.0%
    Zhulian Corp. Bhd                                               45,600      14,880       0.0%
                                                                           -----------       ---
TOTAL MALAYSIA                                                              17,345,827       0.7%
                                                                           -----------       ---
MEXICO -- (1.1%)
    Alfa S.A.B. de C.V. Class A                                    780,196   1,183,854       0.1%
    Alpek S.A.B. de C.V.                                           193,325     287,824       0.0%
    Alsea S.A.B. de C.V.                                           113,347     422,901       0.0%
    America Movil S.A.B. de C.V. Series L                          494,914     327,830       0.0%
    America Movil S.A.B. de C.V. Series L ADR                       23,684     311,208       0.0%
    Arca Continental S.A.B. de C.V.                                114,633     712,385       0.1%
*   Axtel S.A.B. de C.V.                                           301,200      74,420       0.0%
    Banregio Grupo Financiero S.A.B. de C.V.                        85,788     562,313       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                        63,291     101,294       0.0%
*   Cemex S.A.B. de C.V.                                         2,040,431   1,765,041       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Series L                          7,700      57,816       0.0%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     4,452     333,945       0.0%
    Consorcio ARA S.A.B. de C.V. Series *                          263,557      99,700       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR           14,870     284,166       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A       25,993      49,673       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                        115,620     174,767       0.0%
    Corp. Moctezuma S.A.B. de C.V. Series *                         73,800     232,145       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                            36,910      67,821       0.0%
    El Puerto de Liverpool S.A.B. de C.V. Class C1                   1,561      16,416       0.0%
#*  Empresas ICA S.A.B. de C.V.                                    117,564      19,033       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
MEXICO -- (Continued)
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR             32,800 $    6,421       0.0%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR       21,098  2,018,446       0.1%
*   Genomma Lab Internacional S.A.B. de C.V. Class B             276,941    332,312       0.0%
    Gentera S.A.B. de C.V.                                       320,061    631,283       0.0%
    Gruma S.A.B. de C.V. Class B                                  70,384    978,398       0.1%
*   Grupo Aeromexico S.A.B. de C.V.                               63,856    125,577       0.0%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.           34,200    199,580       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR            9,537    921,560       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B       24,482    236,517       0.0%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR             5,100    810,900       0.1%
    Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B         2,400     38,208       0.0%
    Grupo Bimbo S.A.B. de C.V. Series A                          157,200    423,835       0.0%
    Grupo Carso S.A.B. de C.V. Series A1                          97,100    424,341       0.0%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                     1,100      3,536       0.0%
    Grupo Comercial Chedraui S.A. de C.V.                        113,794    253,103       0.0%
    Grupo Elektra S.A.B. de C.V.                                  13,973    193,349       0.0%
*   Grupo Famsa S.A.B. de C.V. Class A                            66,508     28,819       0.0%
    Grupo Financiero Banorte S.A.B. de C.V. Class O              197,896  1,167,420       0.1%
    Grupo Financiero Inbursa S.A.B. de C.V. Class O              215,141    350,582       0.0%
    Grupo Financiero Interacciones SA de C.V. Class O             33,211    162,532       0.0%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B     175,227    317,339       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                          97,105    235,197       0.0%
    Grupo Lala S.A.B. de C.V.                                     49,771     92,559       0.0%
    Grupo Lamosa S.A.B. de C.V.                                   35,276     70,128       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                         542,002  1,330,559       0.1%
*   Grupo Pochteca S.A.B. de C.V.                                  3,616      1,756       0.0%
    Grupo Sanborns S.A.B. de C.V.                                 32,918     40,945       0.0%
*   Grupo Simec S.A.B. de C.V. Series B                           39,212    137,090       0.0%
*   Grupo Simec S.A.B. de C.V. Sponsored ADR                       1,049     11,046       0.0%
    Grupo Televisa S.A.B. Series CPO                             247,891  1,217,880       0.1%
    Grupo Televisa S.A.B. Sponsored ADR                           23,672    580,674       0.0%
*   Hoteles City Express S.A.B. de C.V.                           45,777     47,058       0.0%
*   Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                             126,300    171,398       0.0%
    Industrias Bachoco S.A.B. de C.V. Series B                    56,734    250,697       0.0%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  742     39,252       0.0%
*   Industrias CH S.A.B. de C.V. Series B                         67,813    320,390       0.0%
    Industrias Penoles S.A.B. de C.V.                             32,724    791,654       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                20,968     92,631       0.0%
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A              235,012    506,430       0.0%
*   La Comer S.A.B. de C.V.                                      137,995    126,671       0.0%
*   Maxcom Telecomunicaciones S.A.B. de C.V.                       3,793      2,207       0.0%
    Megacable Holdings S.A.B. de C.V.                             96,919    354,736       0.0%
    Mexichem S.A.B. de C.V.                                      282,838    675,932       0.0%
*   Minera Frisco S.A.B. de C.V. Class A1                         70,600     54,833       0.0%
*   OHL Mexico S.A.B. de C.V.                                    373,398    438,176       0.0%
    Organizacion Cultiba S.A.B. de C.V.                           12,061     13,317       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                  155,527    422,698       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.       34,957    389,963       0.0%
    Qualitas Controladora S.A.B. de C.V.                          45,370     83,654       0.0%
*   Telesites S.A.B. de C.V.                                     159,297     91,865       0.0%
    TV Azteca S.A.B. de C.V.                                     271,617     51,734       0.0%
*   Urbi Desarrollos Urbanos S.A.B. de C.V.                           84         95       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                                 14,205 $    46,784       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                            155,904     329,773       0.0%
                                                                         -----------       ---
TOTAL MEXICO                                                              25,728,392       1.1%
                                                                         -----------       ---
NETHERLANDS -- (2.1%)
    Aalberts Industries NV                                        36,955   1,167,097       0.1%
    Accell Group                                                   9,838     246,075       0.0%
    Aegon NV(007924103)                                           90,321     391,993       0.0%
    Aegon NV(5927375)                                             75,060     324,705       0.0%
    AFC Ajax NV                                                      546       5,284       0.0%
    Akzo Nobel NV                                                 49,493   3,197,794       0.1%
    Akzo Nobel NV Sponsored ADR                                    1,500      32,235       0.0%
#*  Altice NV Class A                                              9,484     174,923       0.0%
*   Altice NV Class B                                              5,112      95,167       0.0%
    AMG Advanced Metallurgical Group NV                            9,178     182,773       0.0%
    Amsterdam Commodities NV                                       6,538     147,708       0.0%
    APERAM SA                                                     21,739     988,664       0.0%
    Arcadis NV                                                    24,105     317,271       0.0%
*   ArcelorMittal(B03XPL1)                                        22,210     150,072       0.0%
#*  ArcelorMittal(B295F26)                                       149,655   1,007,178       0.0%
    ASM International NV                                          20,246     863,602       0.0%
    ASML Holding NV                                                9,664   1,020,659       0.1%
    BE Semiconductor Industries NV                                14,201     462,624       0.0%
    Beter Bed Holding NV                                           7,072     128,055       0.0%
    BinckBank NV                                                  24,187     143,526       0.0%
    Boskalis Westminster                                          33,364   1,076,041       0.1%
    Brunel International NV                                        6,552     106,994       0.0%
    Corbion NV                                                    24,222     558,767       0.0%
    Delta Lloyd NV                                               191,053   1,154,215       0.1%
*   Fugro NV                                                      28,354     507,033       0.0%
    Gemalto NV                                                    23,043   1,251,964       0.1%
    GrandVision NV                                                 7,566     173,270       0.0%
*   Heijmans NV                                                    7,697      73,699       0.0%
    Heineken NV                                                   22,194   1,828,080       0.1%
    Hunter Douglas NV                                              1,060      56,532       0.0%
    IMCD Group NV                                                 11,411     493,504       0.0%
    ING Groep NV                                                  13,394     175,823       0.0%
#   ING Groep NV Sponsored ADR                                   157,227   2,061,246       0.1%
    KAS Bank NV                                                    4,269      38,705       0.0%
    Kendrion NV                                                    4,432     127,822       0.0%
    Koninklijke Ahold Delhaize NV                                233,772   5,332,900       0.2%
    Koninklijke Ahold Delhaize NV Sponsored ADR                   53,733   1,224,032       0.1%
    Koninklijke BAM Groep NV                                      97,240     452,426       0.0%
    Koninklijke DSM NV                                            65,323   4,198,604       0.2%
    Koninklijke KPN NV                                           708,216   2,309,315       0.1%
    Koninklijke Philips NV(500472303)                             72,633   2,181,169       0.1%
    Koninklijke Philips NV(5986622)                               36,121   1,088,404       0.1%
    Koninklijke Vopak NV                                          25,178   1,270,797       0.1%
    Nederland Apparatenfabriek                                       514      17,775       0.0%
    NN Group NV                                                   27,257     821,053       0.0%
*   Ordina NV                                                     54,448     145,063       0.0%
*   PostNL NV                                                    114,016     536,979       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
NETHERLANDS -- (Continued)
    Randstad Holding NV                                           32,838 $ 1,688,951       0.1%
    RELX NV                                                       60,337   1,017,435       0.0%
    RELX NV Sponsored ADR                                         12,919     217,172       0.0%
    SBM Offshore NV                                               80,084   1,149,554       0.1%
    Sligro Food Group NV                                           7,287     260,843       0.0%
*   SNS Reaal NV                                                  38,309          --       0.0%
    Telegraaf Media Groep NV                                       4,962      20,141       0.0%
    TKH Group NV                                                  12,901     496,503       0.0%
*   TomTom NV                                                     26,395     213,445       0.0%
    Unilever NV(904784709)                                        33,228   1,389,595       0.1%
    Unilever NV(B12T3J1)                                          13,702     573,100       0.0%
    Wessanen                                                      16,358     195,453       0.0%
    Wolters Kluwer NV                                             70,283   2,717,862       0.1%
                                                                         -----------       ---
TOTAL NETHERLANDS                                                         50,249,671       2.1%
                                                                         -----------       ---
NEW ZEALAND -- (0.4%)
*   a2 Milk Co., Ltd.                                             49,026      65,092       0.0%
    Air New Zealand, Ltd.                                        219,465     302,731       0.0%
    Auckland International Airport, Ltd.                         241,092   1,135,438       0.1%
    Bay Energy, Ltd.                                              13,045      45,803       0.0%
    Chorus, Ltd.                                                 131,083     342,385       0.0%
    Chorus, Ltd. ADR                                               2,187      28,650       0.0%
    Contact Energy, Ltd.                                         126,788     431,116       0.0%
    EBOS Group, Ltd.                                              18,550     226,010       0.0%
    Fisher & Paykel Healthcare Corp., Ltd.                        98,156     621,469       0.0%
    Fletcher Building, Ltd.(6341606)                             155,180   1,149,584       0.1%
    Fletcher Building, Ltd.(6341617)                              12,299      90,651       0.0%
    Fonterra Co-operative Group, Ltd.                              5,955      25,118       0.0%
    Freightways, Ltd.                                             30,285     138,350       0.0%
    Genesis Energy, Ltd.                                          90,815     127,270       0.0%
    Gentrack Group, Ltd                                            4,355      10,952       0.0%
    Hallenstein Glasson Holdings, Ltd.                               609       1,301       0.0%
    Heartland Bank, Ltd.                                          49,059      52,574       0.0%
    Infratil, Ltd.                                               113,815     242,441       0.0%
    Kathmandu Holdings, Ltd.                                       9,448      13,572       0.0%
    Mainfreight, Ltd.                                             25,494     338,379       0.0%
    Mercury NZ, Ltd.                                             112,331     245,222       0.0%
    Meridian Energy, Ltd.                                        113,716     209,004       0.0%
    Metlifecare, Ltd.                                             48,962     202,285       0.0%
    New Zealand Oil & Gas, Ltd.                                   51,054      19,300       0.0%
    New Zealand Refining Co., Ltd. (The)                          57,566      92,181       0.0%
    NZME, Ltd.                                                    83,243      39,593       0.0%
    NZX, Ltd.                                                     14,855      11,046       0.0%
    PGG Wrightson, Ltd.                                            8,757       2,879       0.0%
    Port of Tauranga, Ltd.                                        84,955     236,847       0.0%
    Restaurant Brands New Zealand, Ltd.                           19,139      72,263       0.0%
    Ryman Healthcare, Ltd.                                        43,507     276,133       0.0%
    Sanford, Ltd.                                                 12,229      55,751       0.0%
    SKY Network Television, Ltd.                                 121,524     401,253       0.0%
    SKYCITY Entertainment Group, Ltd.                            226,916     632,603       0.1%
    Spark New Zealand, Ltd.                                      421,958   1,103,582       0.1%
    Steel & Tube Holdings, Ltd.                                   17,544      27,442       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
NEW ZEALAND -- (Continued)
    Summerset Group Holdings, Ltd.                                  59,122 $   201,101       0.0%
    Tilt Renewables, Ltd.                                           13,045      20,523       0.0%
    Tourism Holdings, Ltd.                                          14,000      32,427       0.0%
    Tower, Ltd.                                                     42,638      27,426       0.0%
    Trade Me Group, Ltd.                                           108,438     376,692       0.0%
    Vector, Ltd.                                                    54,504     124,028       0.0%
    Warehouse Group, Ltd. (The)                                     43,907      94,162       0.0%
*   Xero, Ltd.                                                       2,961      37,570       0.0%
    Z Energy, Ltd.                                                  27,723     154,946       0.0%
                                                                           -----------       ---
TOTAL NEW ZEALAND                                                           10,085,145       0.4%
                                                                           -----------       ---
NORWAY -- (0.7%)
    ABG Sundal Collier Holding ASA                                  85,601      50,661       0.0%
*   Akastor ASA                                                     62,139      85,665       0.0%
    Aker ASA Class A                                                10,276     379,213       0.0%
*   Aker BP ASA                                                     43,708     699,399       0.1%
*   Aker Solutions ASA                                              25,495     116,940       0.0%
    American Shipping Co. ASA                                        4,970      14,983       0.0%
    Atea ASA                                                        30,080     269,343       0.0%
    Austevoll Seafood ASA                                           33,395     301,090       0.0%
    Bakkafrost P/F                                                   7,072     296,509       0.0%
    Bonheur ASA                                                      2,286      14,727       0.0%
    Borregaard ASA                                                  16,332     160,083       0.0%
#   BW LPG, Ltd.                                                    28,505      91,956       0.0%
#   BW Offshore, Ltd.                                            1,978,705      81,262       0.0%
*   Deep Sea Supply P.L.C.                                          40,840       6,672       0.0%
    DNB ASA                                                         64,343     930,186       0.1%
*   DNO ASA                                                        107,000      91,322       0.0%
    Ekornes ASA                                                      9,692     121,955       0.0%
    Entra ASA                                                        8,885      95,237       0.0%
#*  Fred Olsen Energy ASA                                           20,918      35,898       0.0%
#   Frontline, Ltd.                                                 28,827     211,190       0.0%
    Gjensidige Forsikring ASA                                        8,699     155,861       0.0%
    Golar LNG, Ltd.                                                  3,007      65,823       0.0%
    Grieg Seafood ASA                                               20,389     179,425       0.0%
*   Hexagon Composites ASA                                          21,960      76,974       0.0%
    Hoegh LNG Holdings Ltd                                           6,703      70,236       0.0%
*   Kongsberg Automotive ASA                                       187,622     154,868       0.0%
    Kongsberg Gruppen ASA                                            4,717      67,343       0.0%
    Kvaerner ASA                                                    58,803      77,145       0.0%
    Leroy Seafood Group ASA                                          6,888     364,165       0.0%
    Marine Harvest ASA                                              23,685     429,787       0.0%
#*  Nordic Semiconductor ASA                                        18,887      75,577       0.0%
    Norsk Hydro ASA                                                266,678   1,192,248       0.1%
    Norsk Hydro ASA Sponsored ADR                                      800       3,580       0.0%
*   Norske Skogindustrier ASA                                       59,211      20,933       0.0%
#*  Norwegian Air Shuttle ASA                                        4,346     146,555       0.0%
    Ocean Yield ASA                                                 14,899     124,404       0.0%
*   Odfjell SE Class A                                               2,716       8,879       0.0%
*   Opera Software ASA                                              27,392     193,020       0.0%
    Orkla ASA                                                        9,338      88,173       0.0%
#*  Petroleum Geo-Services ASA                                      87,100     233,812       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
NORWAY -- (Continued)
*   Prosafe SE                                                     396,645 $    13,396       0.0%
    Protector Forsikring ASA                                        15,700     134,349       0.0%
*   Q-Free ASA                                                       7,742       7,216       0.0%
#*  REC Silicon ASA                                                879,175     109,721       0.0%
    Salmar ASA                                                       8,154     264,611       0.0%
    Schibsted ASA Class A                                            3,700      88,680       0.0%
    Schibsted ASA Class B                                            3,700      83,361       0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                         79,622     169,595       0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                         35,129      74,689       0.0%
    Selvaag Bolig ASA                                                3,314      16,189       0.0%
*   Solstad Offshore ASA                                               465         751       0.0%
#*  Songa Offshore                                                 186,691       4,505       0.0%
    SpareBank 1 SMN                                                 19,156     140,900       0.0%
    SpareBank 1 SR-Bank ASA                                         45,651     272,090       0.0%
#   Statoil ASA                                                     95,311   1,556,048       0.1%
    Statoil ASA Sponsored ADR                                       50,912     826,811       0.1%
    Stolt-Nielsen, Ltd.                                              9,886     121,400       0.0%
*   Storebrand ASA                                                 120,597     620,246       0.0%
#*  Subsea 7 SA                                                     78,522     879,004       0.1%
    Telenor ASA                                                     29,211     464,596       0.0%
    TGS Nopec Geophysical Co. ASA                                   40,842     826,123       0.1%
    Tomra Systems ASA                                               30,975     336,280       0.0%
*   Treasure ASA                                                    22,907      50,767       0.0%
    Veidekke ASA                                                    16,742     250,215       0.0%
    Wilh Wilhelmsen ASA                                             22,907      72,366       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              3,841      82,033       0.0%
    XXL ASA                                                          1,683      21,067       0.0%
    Yara International ASA                                          15,955     563,598       0.0%
                                                                           -----------       ---
TOTAL NORWAY                                                                15,833,706       0.7%
                                                                           -----------       ---
PERU -- (0.0%)
    Cementos Pacasmayo SAA ADR                                       3,386      32,370       0.0%
    Credicorp, Ltd.                                                  3,175     472,059       0.0%
    Grana y Montero SAA Sponsored ADR                               10,766      89,789       0.0%
                                                                           -----------       ---
TOTAL PERU                                                                     594,218       0.0%
                                                                           -----------       ---
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.                                   96,000     154,545       0.0%
    Aboitiz Power Corp.                                            185,200     175,420       0.0%
    Alliance Global Group, Inc.                                    704,800     207,474       0.0%
*   Atlas Consolidated Mining & Development Corp.                  113,900       9,331       0.0%
    Ayala Corp.                                                     11,560     199,297       0.0%
    Ayala Land, Inc.                                               233,300     174,507       0.0%
    Bank of the Philippine Islands                                  84,575     176,481       0.0%
    BDO Unibank, Inc.                                              193,725     451,176       0.1%
    Belle Corp.                                                  1,295,800      78,073       0.0%
*   Bloomberry Resorts Corp.                                       556,700      67,947       0.0%
    Cebu Air, Inc.                                                  79,700     172,898       0.0%
    Century Properties Group, Inc.                                 730,005       9,040       0.0%
    China Banking Corp.                                             94,322      73,898       0.0%
    Cosco Capital, Inc.                                            467,100      81,900       0.0%
    D&L Industries, Inc.                                           405,200      91,801       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
PHILIPPINES -- (Continued)
    DMCI Holdings, Inc.                                            862,650 $  222,441       0.0%
*   DoubleDragon Properties Corp.                                   23,900     27,503       0.0%
    EEI Corp.                                                      181,100     26,902       0.0%
    Emperador, Inc.                                                194,100     29,027       0.0%
*   Empire East Land Holdings, Inc.                              1,000,000     15,673       0.0%
    Energy Development Corp.                                     2,835,900    345,374       0.1%
    Filinvest Land, Inc.                                         3,876,000    141,177       0.0%
    First Gen Corp.                                                269,200    127,724       0.0%
    First Philippine Holdings Corp.                                 96,560    138,260       0.0%
    Globe Telecom, Inc.                                              5,830    214,429       0.0%
    GT Capital Holdings, Inc.                                        5,305    143,378       0.0%
    International Container Terminal Services, Inc.                118,670    190,518       0.0%
    JG Summit Holdings, Inc.                                        88,860    139,210       0.0%
    Jollibee Foods Corp.                                            30,800    151,260       0.0%
*   Lepanto Consolidated Mining Co.                                269,000      1,106       0.0%
    Lopez Holdings Corp.                                           713,700    117,124       0.0%
    LT Group, Inc.                                                 504,600    150,436       0.0%
    Manila Electric Co.                                             18,880    107,692       0.0%
    Manila Water Co., Inc.                                         257,500    160,897       0.0%
*   Megawide Construction Corp.                                     14,200      4,391       0.0%
    Megaworld Corp.                                              2,671,000    221,397       0.0%
*   Melco Crown Philippines Resorts Corp.                          425,000     37,730       0.0%
    Metro Pacific Investments Corp.                              1,435,100    213,704       0.0%
    Metropolitan Bank & Trust Co.                                   56,652     95,140       0.0%
    Pepsi-Cola Products Philippines, Inc.                          343,700     22,062       0.0%
    Petron Corp.                                                   654,400    139,854       0.0%
    Philex Mining Corp.                                            314,400     53,439       0.0%
    Philippine National Bank                                        95,595    114,406       0.0%
    Philippine Stock Exchange, Inc. (The)                              312      1,642       0.0%
    Philweb Corp.                                                   57,200     10,370       0.0%
    Phinma Energy Corp.                                            357,000     15,984       0.0%
    PLDT, Inc.                                                       3,850    121,499       0.0%
    PLDT, Inc. Sponsored ADR                                         3,019     96,004       0.0%
    Premium Leisure Corp.                                        1,877,000     43,656       0.0%
    Puregold Price Club, Inc.                                      165,800    139,573       0.0%
    RFM Corp.                                                      196,000     17,417       0.0%
    Rizal Commercial Banking Corp.                                  90,960     67,434       0.0%
    Robinsons Land Corp.                                           482,700    308,559       0.0%
    Robinsons Retail Holdings, Inc.                                 53,260     84,959       0.0%
    San Miguel Corp.                                               100,480    167,178       0.0%
    San Miguel Pure Foods Co., Inc.                                  2,710     12,601       0.0%
    Security Bank Corp.                                            124,644    567,402       0.1%
    Semirara Mining & Power Corp.                                   59,310    154,281       0.0%
    SM Investments Corp.                                             4,905     67,994       0.0%
    SM Prime Holdings, Inc.                                        136,926     76,032       0.0%
*   Top Frontier Investment Holdings, Inc.                           3,465     16,784       0.0%
    Union Bank of the Philippines                                   70,785    109,554       0.0%
    Universal Robina Corp.                                          67,390    253,237       0.0%
    Vista Land & Lifescapes, Inc.                                2,405,500    259,694       0.0%
                                                                           ----------       ---
TOTAL PHILIPPINES                                                           8,067,896       0.3%
                                                                           ----------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
POLAND -- (0.3%)
    Agora SA                                                       8,317 $   23,480       0.0%
*   Alior Bank SA                                                 16,460    198,162       0.0%
    Amica SA                                                         302     15,157       0.0%
    Asseco Poland SA                                              28,233    377,370       0.0%
    Bank Handlowy w Warszawie SA                                   1,501     29,728       0.0%
*   Bank Millennium SA                                           134,769    198,354       0.0%
    Bank Pekao SA                                                  1,979     61,080       0.0%
    Bank Zachodni WBK SA                                           1,804    145,765       0.0%
*   Bioton SA                                                      9,806     22,043       0.0%
*   Boryszew SA                                                   30,133     61,593       0.0%
    Budimex SA                                                     2,209    114,620       0.0%
    CCC SA                                                         2,271    115,242       0.0%
*   CD Projekt SA                                                 12,992    131,960       0.0%
    Ciech SA                                                      10,050    163,910       0.0%
*   ComArch SA                                                       244     10,691       0.0%
*   Cyfrowy Polsat SA                                             24,429    150,976       0.0%
*   Emperia Holding SA                                             2,574     41,917       0.0%
*   Enea SA                                                       97,222    249,044       0.0%
    Energa SA                                                      8,241     16,899       0.0%
    Eurocash SA                                                   13,468    136,398       0.0%
*   Famur SA                                                       6,474      7,228       0.0%
*   Farmacol SA                                                    2,588     33,656       0.0%
*   Getin Holding SA                                              65,107     19,093       0.0%
*   Getin Noble Bank SA                                          108,730     36,350       0.0%
    Grupa Azoty SA                                                 6,113     97,361       0.0%
    Grupa Kety SA                                                  2,152    214,665       0.0%
*   Grupa Lotos SA                                                27,538    238,770       0.0%
*   Impexmetal SA                                                 16,373     11,393       0.0%
    ING Bank Slaski SA                                             4,367    160,303       0.0%
    Inter Cars SA                                                  1,704    117,581       0.0%
*   Jastrzebska Spolka Weglowa SA                                 15,938    295,580       0.0%
    Kernel Holding SA                                             19,833    317,366       0.0%
    KGHM Polska Miedz SA                                          30,797    558,979       0.1%
    LC Corp. SA                                                   51,834     25,752       0.0%
    LPP SA                                                            85    127,667       0.0%
*   Lubelski Wegiel Bogdanka SA                                    1,646     29,209       0.0%
*   mBank SA                                                       1,468    132,563       0.0%
    Netia SA                                                     114,614    135,846       0.0%
    Neuca SA                                                         155     15,425       0.0%
    Orange Polska SA                                              70,702    100,943       0.0%
    Orbis SA                                                       4,643     83,924       0.0%
*   Pelion SA                                                      1,918     26,597       0.0%
    Pfleiderer Group SA                                            2,336     20,580       0.0%
    PGE Polska Grupa Energetyczna SA                             188,250    493,233       0.1%
*   PKP Cargo SA                                                   1,862     20,392       0.0%
*   Polnord SA                                                     9,078     21,026       0.0%
    Polski Koncern Naftowy Orlen SA                               53,743  1,064,774       0.1%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   101,680    130,172       0.0%
    Powszechna Kasa Oszczednosci Bank Polski SA                   35,904    251,516       0.0%
    Powszechny Zaklad Ubezpieczen SA                              18,680    129,700       0.0%
*   Rafako SA                                                      2,291      3,516       0.0%
*   Synthos SA                                                   180,014    217,878       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
POLAND -- (Continued)
*   Tauron Polska Energia SA                                     406,135 $  274,442       0.0%
    Trakcja SA                                                    14,934     51,160       0.0%
    Warsaw Stock Exchange                                          5,032     50,167       0.0%
                                                                         ----------       ---
TOTAL POLAND                                                              7,779,196       0.3%
                                                                         ----------       ---
PORTUGAL -- (0.2%)
    Altri SGPS SA                                                 42,109    146,727       0.0%
*   Banco BPI SA                                                 207,766    257,912       0.0%
#*  Banco Comercial Portugues SA Class R                         167,360    222,898       0.0%
*   Banco Espirito Santo SA                                      499,965         --       0.0%
    CTT-Correios de Portugal SA                                   21,026    139,124       0.0%
    EDP--Energias de Portugal SA                                 150,256    496,635       0.0%
    EDP Renovaveis SA                                             66,089    499,259       0.0%
    Galp Energia SGPS SA                                          81,676  1,107,385       0.1%
    Jeronimo Martins SGPS SA                                      31,231    536,646       0.1%
    Mota-Engil SGPS SA                                            41,754     81,517       0.0%
    Navigator Co SA (The)                                        121,116    354,714       0.0%
    NOS SGPS SA                                                   69,039    458,786       0.0%
    REN--Redes Energeticas Nacionais SGPS SA                      71,755    209,681       0.0%
    Semapa-Sociedade de Investimento e Gestao                     12,365    158,704       0.0%
    Sonae Capital SGPS SA                                         50,652     39,077       0.0%
    Sonae SGPS SA                                                421,863    335,402       0.0%
    Teixeira Duarte SA                                            25,644      5,254       0.0%
                                                                         ----------       ---
TOTAL PORTUGAL                                                            5,049,721       0.2%
                                                                         ----------       ---
RUSSIA -- (0.3%)
    Etalon Group, Ltd. GDR                                        36,272    103,607       0.0%
*   Exillon Energy P.L.C.                                          3,012      4,287       0.0%
    Gazprom PJSC Sponsored ADR                                   383,157  1,652,126       0.1%
    Globaltrans Investment P.L.C. Sponsored GDR                   12,202     59,144       0.0%
*   Lenta, Ltd. GDR                                               12,540     90,833       0.0%
    Lukoil PJSC Sponsored ADR                                      7,792    379,021       0.0%
    Magnitogorsk Iron & Steel OJSC GDR                            38,822    255,022       0.0%
*   Mail.Ru Group, Ltd. GDR                                        3,950     64,652       0.0%
*   Mechel PJSC Sponsored ADR                                     16,260     80,324       0.0%
    MegaFon PJSC GDR                                              11,182    106,498       0.0%
    MMC Norilsk Nickel PJSC ADR                                    9,287    140,080       0.0%
    NOVATEK OJSC GDR                                                 838     89,349       0.0%
    Novolipetsk Steel PJSC GDR                                    16,393    265,673       0.0%
    PhosAgro PJSC GDR                                              4,488     55,647       0.0%
*   PIK Group PJSC GDR                                            13,885     62,226       0.0%
    Ros Agro P.L.C. GDR                                            3,044     39,729       0.0%
    Rosneft PJSC GDR                                              56,263    305,967       0.0%
    Rostelecom PJSC Sponsored ADR                                  7,748     56,963       0.0%
    RusHydro PJSC ADR                                            218,605    266,267       0.0%
    Sberbank of Russia PJSC Sponsored ADR                         96,521    914,169       0.1%
    Severstal PJSC GDR                                            15,052    212,252       0.0%
    Tatneft PJSC Sponsored ADR                                    24,677    823,651       0.1%
    TMK PJSC GDR                                                   3,193     13,483       0.0%
    VimpelCom, Ltd. Sponsored ADR                                 64,615    215,814       0.0%
    VTB Bank PJSC GDR(B1W7FX909)                                  80,161    167,544       0.0%
    VTB Bank PJSC GDR(46630Q202)                                 110,643    231,686       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR                                          12,244 $  364,950       0.0%
                                                                           ----------       ---
TOTAL RUSSIA                                                                7,020,964       0.3%
                                                                           ----------       ---
SINGAPORE -- (0.8%)
*   Abterra, Ltd.                                                   22,000      8,104       0.0%
    Accordia Golf Trust                                            108,900     51,317       0.0%
    Amara Holdings, Ltd.                                            25,000      7,137       0.0%
    Aspial Corp., Ltd.                                              58,100     11,288       0.0%
*   Ausgroup, Ltd.                                                 184,000      5,675       0.0%
*   Banyan Tree Holdings, Ltd.                                      54,000     15,410       0.0%
    Bonvests Holdings, Ltd.                                         22,000     19,291       0.0%
*   Boustead Projects, Ltd.                                         15,189      7,910       0.0%
    Boustead Singapore, Ltd.                                       132,133     85,030       0.0%
    Breadtalk Group, Ltd.                                           27,000     19,306       0.0%
    Bukit Sembawang Estates, Ltd.                                   22,000     71,281       0.0%
    Bund Center Investment, Ltd.                                    64,750     32,654       0.0%
    CapitaLand, Ltd.                                               218,800    485,280       0.0%
    Centurion Corp., Ltd.                                           35,000      8,412       0.0%
    China Aviation Oil Singapore Corp., Ltd.                        33,600     34,420       0.0%
    China Everbright Water, Ltd.                                   127,600     52,356       0.0%
    Chip Eng Seng Corp., Ltd.                                      230,000    106,410       0.0%
    City Developments, Ltd.                                         34,000    207,017       0.0%
    ComfortDelGro Corp., Ltd.                                      235,000    428,456       0.0%
#*  COSCO Corp. Singapore, Ltd.                                    434,900     79,577       0.0%
    CSE Global, Ltd.                                               225,000     66,355       0.0%
#   CWT, Ltd.                                                      119,200    169,249       0.0%
    Dairy Farm International Holdings, Ltd.                         15,400    108,891       0.0%
    DBS Group Holdings, Ltd.                                       135,065  1,455,826       0.1%
    Del Monte Pacific, Ltd.                                        179,159     44,424       0.0%
    Delfi, Ltd.                                                      7,000     11,281       0.0%
*   Dyna-Mac Holdings, Ltd.                                        150,000     14,619       0.0%
    Elec & Eltek International Co., Ltd.                             5,000      4,245       0.0%
#*  Ezion Holdings, Ltd.                                           711,854    152,522       0.0%
#*  Ezra Holdings, Ltd.                                            767,465     23,510       0.0%
    Falcon Energy Group, Ltd.                                       66,000      6,997       0.0%
    Far East Orchard, Ltd.                                          34,076     36,288       0.0%
#   First Resources, Ltd.                                          163,000    213,223       0.0%
*   Food Empire Holdings, Ltd.                                      19,000      4,101       0.0%
*   Fragrance Group, Ltd.                                          206,000     23,329       0.0%
    Frasers Centrepoint, Ltd.                                       54,200     57,855       0.0%
*   Gallant Venture, Ltd.                                          119,000     10,993       0.0%
    Genting Singapore P.L.C.                                       192,700    103,117       0.0%
    GL, Ltd.                                                       132,000     75,859       0.0%
    Global Logistic Properties, Ltd.                               129,100    164,274       0.0%
*   Global Premium Hotels, Ltd.                                     11,680      2,479       0.0%
    Golden Agri-Resources, Ltd.                                  2,037,900    562,724       0.0%
    Great Eastern Holdings, Ltd.                                     4,000     58,769       0.0%
    GuocoLand, Ltd.                                                 69,666     96,049       0.0%
*   Halcyon Agri Corp., Ltd.                                       115,356     39,430       0.0%
    Hi-P International, Ltd.                                       139,000     47,869       0.0%
    Hiap Hoe, Ltd.                                                  39,000     19,757       0.0%
#   Ho Bee Land, Ltd.                                               78,800    120,675       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SINGAPORE -- (Continued)
    Hong Fok Corp., Ltd.                                           120,120 $   56,209       0.0%
    Hong Leong Asia, Ltd.                                           42,000     20,868       0.0%
    Hongkong Land Holdings, Ltd.                                    22,200    148,658       0.0%
    Hotel Grand Central, Ltd.                                       37,639     36,791       0.0%
    Hutchison Port Holdings Trust                                1,747,900    776,435       0.1%
    Hyflux, Ltd.                                                   196,400     65,487       0.0%
    Indofood Agri Resources, Ltd.                                  175,000     60,301       0.0%
    Innovalues, Ltd.                                                36,000     25,584       0.0%
    Japfa, Ltd.                                                     96,100     60,855       0.0%
    Jardine Cycle & Carriage, Ltd.                                   8,255    249,979       0.0%
    Keppel Corp., Ltd.                                             302,400  1,143,569       0.1%
#   Keppel Infrastructure Trust                                    407,357    147,691       0.0%
*   Koh Brothers Eco Engineering, Ltd.                               4,800        169       0.0%
    Koh Brothers Group, Ltd.                                        48,000      9,151       0.0%
    KSH Holdings, Ltd.                                              52,800     20,831       0.0%
    Lian Beng Group, Ltd.                                          154,500     50,477       0.0%
    Low Keng Huat Singapore, Ltd.                                   66,000     25,574       0.0%
#   M1, Ltd.                                                        47,000     68,953       0.0%
    Mandarin Oriental International, Ltd.                            7,300     10,195       0.0%
*   Marco Polo Marine, Ltd.                                         72,000      3,796       0.0%
    Midas Holdings, Ltd.                                           397,100     61,465       0.0%
*   Nam Cheong, Ltd.                                               302,000     12,329       0.0%
    Nera Telecommunications, Ltd.                                   53,000     28,207       0.0%
#*  Noble Group, Ltd.                                            3,442,900    409,367       0.0%
    Olam International, Ltd.                                       158,800    245,357       0.0%
#   OUE, Ltd.                                                      189,400    230,510       0.0%
    Oversea-Chinese Banking Corp., Ltd.                            278,582  1,697,159       0.1%
    Oxley Holdings, Ltd.                                            80,000     26,711       0.0%
    Pan-United Corp., Ltd.                                          43,000     17,883       0.0%
    Penguin International, Ltd.                                     41,666      7,429       0.0%
    Q&M Dental Group Singapore, Ltd.                                60,300     32,502       0.0%
    QAF, Ltd.                                                       36,907     32,807       0.0%
*   Raffles Education Corp., Ltd.                                  110,370     14,937       0.0%
    Raffles Medical Group, Ltd.                                    180,271    194,902       0.0%
    RHT Health Trust                                               160,100     99,181       0.0%
    Riverstone Holdings, Ltd.                                       54,200     35,664       0.0%
    Rotary Engineering, Ltd.                                        55,000     15,007       0.0%
    SATS, Ltd.                                                     135,870    472,674       0.0%
    SBS Transit, Ltd.                                               11,500     19,177       0.0%
    SembCorp Industries, Ltd.                                      397,000    718,893       0.1%
#   SembCorp Marine, Ltd.                                          268,200    248,685       0.0%
    Sheng Siong Group, Ltd.                                        131,200     98,556       0.0%
    SHS Holdings, Ltd.                                              97,000     13,520       0.0%
    SIA Engineering Co., Ltd.                                       18,800     49,868       0.0%
*   SIIC Environment Holdings, Ltd.                                132,800     60,655       0.0%
#   Sinarmas Land, Ltd.                                            473,600    163,427       0.0%
    Sing Holdings, Ltd.                                             16,000      3,740       0.0%
    Singapore Airlines, Ltd.                                        97,000    705,864       0.1%
    Singapore Exchange, Ltd.                                        59,000    300,604       0.0%
#   Singapore Post, Ltd.                                           412,500    473,968       0.0%
    Singapore Technologies Engineering, Ltd.                        98,000    220,320       0.0%
    Singapore Telecommunications, Ltd.                             390,000  1,086,901       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SINGAPORE -- (Continued)
#   Sino Grandness Food Industry Group, Ltd.                     156,000 $    38,128       0.0%
    Stamford Land Corp., Ltd.                                    150,000      49,028       0.0%
    StarHub, Ltd.                                                 42,800     103,894       0.0%
    Sunningdale Tech, Ltd.                                        38,000      28,802       0.0%
    Super Group, Ltd.                                            166,000     115,738       0.0%
*   Swiber Holdings, Ltd.                                        105,749       8,285       0.0%
*   Tat Hong Holdings, Ltd.                                      151,000      47,777       0.0%
    Tuan Sing Holdings, Ltd.                                     136,107      27,859       0.0%
    UMS Holdings, Ltd.                                           156,000      69,439       0.0%
#   United Engineers, Ltd.                                       180,900     336,629       0.0%
    United Industrial Corp., Ltd.                                109,813     214,800       0.0%
    United Overseas Bank, Ltd.                                    76,645   1,033,989       0.1%
    UOB-Kay Hian Holdings, Ltd.                                   73,490      69,904       0.0%
    UOL Group, Ltd.                                              123,455     502,114       0.0%
    UPP Holdings, Ltd.                                            64,000      12,672       0.0%
    Valuetronics Holdings, Ltd.                                  125,200      44,555       0.0%
#*  Vard Holdings, Ltd.                                          105,300      14,028       0.0%
    Venture Corp., Ltd.                                           78,700     537,615       0.0%
    Vibrant Group, Ltd.                                           38,717      10,009       0.0%
    Wee Hur Holdings, Ltd.                                       112,500      18,944       0.0%
    Wilmar International, Ltd.                                    66,500     157,879       0.0%
    Wing Tai Holdings, Ltd.                                      152,800     186,160       0.0%
    Yeo Hiap Seng, Ltd.                                            7,068       6,515       0.0%
*   Yongnam Holdings, Ltd.                                       124,875      17,975       0.0%
                                                                         -----------       ---
TOTAL SINGAPORE                                                           19,863,621       0.8%
                                                                         -----------       ---
SOUTH AFRICA -- (1.8%)
    Adcock Ingram Holdings, Ltd.                                  27,649      95,952       0.0%
    Adcorp Holdings, Ltd.                                         30,200      30,363       0.0%
    Advtech, Ltd.                                                 91,117     117,710       0.0%
    Aeci, Ltd.                                                    49,414     373,217       0.0%
*   African Bank Investments, Ltd.                               160,097          60       0.0%
    African Oxygen, Ltd.                                          21,153      30,852       0.0%
    African Rainbow Minerals, Ltd.                                43,172     312,795       0.0%
    Alexander Forbes Group Holdings, Ltd.                         32,188      14,614       0.0%
*   Anglo American Platinum, Ltd.                                  4,627     109,399       0.0%
*   AngloGold Ashanti, Ltd.                                        2,804      38,178       0.0%
*   AngloGold Ashanti, Ltd. Sponsored ADR                        171,502   2,356,438       0.1%
*   ArcelorMittal South Africa, Ltd.                              85,910      73,559       0.0%
    Ascendis Health, Ltd.                                         67,523     136,041       0.0%
    Aspen Pharmacare Holdings, Ltd.                               16,002     348,597       0.0%
    Assore, Ltd.                                                  11,477     154,736       0.0%
    Astral Foods, Ltd.                                            19,828     179,814       0.0%
*   Attacq, Ltd.                                                  62,711      79,750       0.0%
*   Aveng, Ltd.                                                  190,626      99,942       0.0%
    AVI, Ltd.                                                    130,482     916,555       0.1%
    Barclays Africa Group, Ltd.                                   60,511     702,197       0.0%
    Barloworld, Ltd.                                              99,329     641,585       0.0%
    Bid Corp., Ltd.                                               63,969   1,123,329       0.1%
    Bidvest Group, Ltd. (The)                                     63,969     794,761       0.1%
    Blue Label Telecoms, Ltd.                                    179,981     272,119       0.0%
    Capitec Bank Holdings, Ltd.                                   14,213     721,499       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH AFRICA -- (Continued)
    Cashbuild, Ltd.                                                8,310 $  242,292       0.0%
    Caxton and CTP Publishers and Printers, Ltd.                   3,193      3,117       0.0%
    City Lodge Hotels, Ltd.                                       11,678    126,649       0.0%
    Clicks Group, Ltd.                                            53,010    494,505       0.0%
    Clover Industries, Ltd.                                       11,109     14,339       0.0%
*   Consolidated Infrastructure Group, Ltd.                       10,002     17,392       0.0%
    Coronation Fund Managers, Ltd.                                42,718    229,918       0.0%
*   Curro Holdings, Ltd.                                           9,589     35,280       0.0%
    DataTec, Ltd.                                                 90,498    300,975       0.0%
    Discovery, Ltd.                                               87,048    744,079       0.1%
    Distell Group, Ltd.                                            5,376     65,990       0.0%
    DRDGOLD, Ltd.                                                120,113     60,905       0.0%
    EOH Holdings, Ltd.                                            37,248    441,882       0.0%
*   Eqstra Holdings, Ltd.                                         14,728      2,862       0.0%
*   Evraz Highveld Steel and Vanadium, Ltd.                        4,215          8       0.0%
    Exxaro Resources, Ltd.                                        55,914    412,129       0.0%
    Famous Brands, Ltd.                                           23,381    273,206       0.0%
    FirstRand, Ltd.                                              287,230  1,029,940       0.1%
    Foschini Group, Ltd. (The)                                    82,477    847,831       0.1%
    Gold Fields, Ltd. Sponsored ADR                              311,358  1,292,136       0.1%
    Grand Parade Investments, Ltd.                                20,425      5,690       0.0%
    Grindrod, Ltd.                                               239,421    197,239       0.0%
    Group Five, Ltd.                                              29,546     50,657       0.0%
    Growthpoint Properties, Ltd.                                  62,198    115,984       0.0%
    Harmony Gold Mining Co., Ltd.                                 14,209     44,111       0.0%
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                  126,866    402,165       0.0%
    Holdsport, Ltd.                                                4,852     21,256       0.0%
    Hudaco Industries, Ltd.                                       10,278     83,317       0.0%
*   Impala Platinum Holdings, Ltd.                               202,489    818,188       0.1%
    Imperial Holdings, Ltd.                                       68,454    864,621       0.1%
    Investec, Ltd.                                                46,599    286,990       0.0%
    Invicta Holdings, Ltd.                                         6,662     27,455       0.0%
    JSE, Ltd.                                                     36,248    422,294       0.0%
    KAP Industrial Holdings, Ltd.                                161,266     92,695       0.0%
*   Kumba Iron Ore, Ltd.                                          18,594    189,355       0.0%
    Lewis Group, Ltd.                                             54,272    160,873       0.0%
    Liberty Holdings, Ltd.                                        49,345    424,843       0.0%
    Life Healthcare Group Holdings, Ltd.                         204,574    546,540       0.0%
    Massmart Holdings, Ltd.                                       41,727    361,203       0.0%
    Merafe Resources, Ltd.                                       389,559     36,655       0.0%
    Metair Investments, Ltd.                                      52,738     74,328       0.0%
    MMI Holdings, Ltd.                                           465,433    779,665       0.1%
    Mondi, Ltd.                                                   24,210    472,905       0.0%
    Mpact, Ltd.                                                   46,077    112,741       0.0%
    Mr. Price Group, Ltd.                                         33,297    379,337       0.0%
    MTN Group, Ltd.                                              146,744  1,267,477       0.1%
    Murray & Roberts Holdings, Ltd.                              181,217    124,427       0.0%
    Nampak, Ltd.                                                 226,837    316,348       0.0%
    Naspers, Ltd. Class N                                          3,169    530,745       0.0%
    Nedbank Group, Ltd.                                           34,358    562,407       0.0%
    Netcare, Ltd.                                                253,546    651,125       0.0%
    New Europe Property Investments P.L.C.                        16,984    209,319       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH AFRICA -- (Continued)
*   Northam Platinum, Ltd.                                       110,466 $   402,480       0.0%
    Oceana Group, Ltd.                                            16,244     138,341       0.0%
    Omnia Holdings, Ltd.                                          26,191     317,184       0.0%
    Peregrine Holdings, Ltd.                                      83,787     161,550       0.0%
    Pick n Pay Stores, Ltd.                                       55,459     271,727       0.0%
*   Pinnacle Holdings, Ltd.                                       38,098      50,589       0.0%
    Pioneer Foods Group, Ltd.                                     36,711     442,284       0.0%
    PPC, Ltd.                                                    379,299     154,866       0.0%
    PSG Group, Ltd.                                               36,708     572,935       0.0%
    Raubex Group, Ltd.                                            31,926      59,515       0.0%
    RCL Foods, Ltd.                                               37,465      38,136       0.0%
    Reunert, Ltd.                                                 72,688     332,174       0.0%
*   Royal Bafokeng Platinum, Ltd.                                 23,448      71,552       0.0%
    Sanlam, Ltd.                                                 288,271   1,396,298       0.1%
    Santam, Ltd.                                                  12,089     217,029       0.0%
*   Sappi, Ltd.                                                  184,671   1,027,557       0.1%
*   Sappi, Ltd. Sponsored ADR                                     35,009     195,350       0.0%
    Sasol, Ltd.                                                    3,423      94,526       0.0%
    Sasol, Ltd. Sponsored ADR                                     67,753   1,863,885       0.1%
    Shoprite Holdings, Ltd.                                       43,729     645,328       0.0%
    Sibanye Gold, Ltd.                                           238,835     664,383       0.0%
    Sibanye Gold, Ltd. Sponsored ADR                              20,552     230,182       0.0%
    SPAR Group, Ltd. (The)                                        37,112     526,168       0.0%
    Spur Corp., Ltd.                                              10,572      25,038       0.0%
    Standard Bank Group, Ltd.                                    160,996   1,709,018       0.1%
*   Stefanutti Stocks Holdings, Ltd.                              21,041       7,295       0.0%
    Steinhoff International Holdings NV                          314,204   1,695,026       0.1%
    Sun International, Ltd.                                       30,539     188,638       0.0%
*   Super Group, Ltd.                                            152,784     450,933       0.0%
    Telkom SA SOC, Ltd.                                          105,340     485,564       0.0%
    Telkom SA SOC, Ltd. Sponsored ADR                              1,800      33,606       0.0%
    Tiger Brands, Ltd.                                            29,496     839,940       0.1%
    Tongaat Hulett, Ltd.                                          57,378     518,536       0.0%
    Trencor, Ltd.                                                 20,950      44,550       0.0%
    Truworths International, Ltd.                                 91,927     487,729       0.0%
    Tsogo Sun Holdings, Ltd.                                     135,135     307,252       0.0%
    Vodacom Group, Ltd.                                           18,968     204,645       0.0%
    Wilson Bayly Holmes-Ovcon, Ltd.                               24,669     278,079       0.0%
    Woolworths Holdings, Ltd.                                    141,106     817,220       0.1%
                                                                         -----------       ---
TOTAL SOUTH AFRICA                                                        44,959,560       1.9%
                                                                         -----------       ---
SOUTH KOREA -- (4.0%)
    Able C&C Co., Ltd.                                             1,655      30,259       0.0%
*   Actoz Soft Co., Ltd.                                           1,966      22,037       0.0%
    Advanced Nano Products Co., Ltd.                               2,915      40,912       0.0%
    Aekyung Petrochemical Co., Ltd.                                6,520      67,703       0.0%
    AfreecaTV Co., Ltd.                                            1,311      28,704       0.0%
*   Agabang&Company                                                3,646      23,653       0.0%
    Ahnlab, Inc.                                                     579      32,575       0.0%
*   AJ Rent A Car Co., Ltd.                                        6,524      56,232       0.0%
    AK Holdings, Inc.                                              1,291      69,439       0.0%
    ALUKO Co., Ltd.                                                7,857      29,602       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
SOUTH KOREA -- (Continued)
    Amorepacific Corp.                                             1,320 $413,554       0.0%
    AMOREPACIFIC Group                                             5,630  726,772       0.1%
*   Amotech Co., Ltd.                                              3,651   55,090       0.0%
    Asia Cement Co., Ltd.                                            490   31,523       0.0%
    ASIA Holdings Co., Ltd.                                          778   68,304       0.0%
*   Asia Paper Manufacturing Co., Ltd.                             1,774   30,234       0.0%
*   Asiana Airlines, Inc.                                         40,479  163,396       0.0%
*   Automobile & PCB                                              20,938   52,136       0.0%
    Avatec Co., Ltd.                                               4,139   26,332       0.0%
    Baiksan Co., Ltd.                                              6,645   51,680       0.0%
*   BH Co., Ltd.                                                   3,736   35,425       0.0%
    Binggrae Co., Ltd.                                             1,570   85,529       0.0%
    Bluecom Co., Ltd.                                              3,526   39,171       0.0%
    BNK Financial Group, Inc.                                    104,973  850,886       0.1%
*   Bohae Brewery Co., Ltd.                                       17,410   18,971       0.0%
    Boryung Medience Co., Ltd.                                     1,631   22,686       0.0%
    Boryung Pharmaceutical Co., Ltd.                                 827   41,138       0.0%
    Bukwang Pharmaceutical Co., Ltd.                               4,662  101,581       0.0%
    Byucksan Corp.                                                 4,818   20,718       0.0%
*   CammSys Corp.                                                 14,666   37,527       0.0%
*   Capro Corp.                                                   15,677   75,456       0.0%
    Cell Biotech Co., Ltd.                                           416   16,469       0.0%
*   Celltrion Pharm, Inc.                                          2,200   42,792       0.0%
*   Celltrion, Inc.                                                2,775  257,090       0.0%
*   Chabiotech Co., Ltd.                                           5,500   66,257       0.0%
    Cheil Worldwide, Inc.                                          9,650  142,830       0.0%
*   Chemtronics Co., Ltd.                                          2,829   14,398       0.0%
*   China Great Star International, Ltd.                          36,692   41,625       0.0%
*   China Ocean Resources Co., Ltd.                               46,612   61,428       0.0%
    Chinyang Holdings Corp.                                        6,039   18,342       0.0%
    Chokwang Paint, Ltd.                                           1,963   19,530       0.0%
    Chong Kun Dang Pharmaceutical Corp.                            1,501  121,272       0.0%
    Chongkundang Holdings Corp.                                      611   35,381       0.0%
    CJ CGV Co., Ltd.                                               2,736  161,851       0.0%
    CJ CheilJedang Corp.                                           1,826  557,068       0.0%
    CJ Corp.                                                       3,789  576,854       0.1%
    CJ E&M Corp.                                                   5,469  333,598       0.0%
    CJ Freshway Corp.                                              1,428   48,980       0.0%
    CJ Hellovision Co., Ltd.                                       7,107   50,726       0.0%
*   CJ Korea Express Corp.                                           674  118,343       0.0%
    CJ O Shopping Co., Ltd.                                        1,355  191,851       0.0%
    CKD Bio Corp.                                                  1,355   26,425       0.0%
*   Com2uSCorp                                                     2,262  187,418       0.0%
    Cosmax BTI, Inc.                                               1,158   40,693       0.0%
    Cosmax, Inc.                                                   1,371  138,187       0.0%
*   Cosmochemical Co., Ltd.                                        3,760   14,253       0.0%
*   COSON Co., Ltd.                                                3,057   35,895       0.0%
    Coway Co., Ltd.                                                5,146  402,539       0.0%
    Crown Confectionery Co., Ltd.                                  1,810   49,360       0.0%
    D.I Corp.                                                      7,893   32,793       0.0%
    Dae Dong Industrial Co., Ltd.                                  1,610    9,502       0.0%
*   Dae Won Chemical Co., Ltd.                                     6,000   13,295       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SOUTH KOREA -- (Continued)
    Dae Won Kang Up Co., Ltd.                                     9,910 $ 44,705       0.0%
*   Dae Young Packaging Co., Ltd.                                26,795   23,492       0.0%
*   Dae-Il Corp.                                                  7,510   65,915       0.0%
*   Daea TI Co., Ltd.                                            26,134   38,761       0.0%
*   Daechang Co., Ltd.                                           10,260    8,345       0.0%
    Daeduck Electronics Co.                                      11,360   74,669       0.0%
    Daeduck GDS Co., Ltd.                                         7,981   82,914       0.0%
*   Daehan New Pharm Co., Ltd.                                    2,481   41,458       0.0%
    Daehan Steel Co., Ltd.                                        5,480   44,651       0.0%
*   Daekyung Machinery & Engineering Co., Ltd.                    6,151    5,695       0.0%
    Daelim Industrial Co., Ltd.                                   8,179  582,861       0.1%
    Daeryuk Can Co., Ltd.                                         3,847   22,290       0.0%
    Daesang Corp.                                                 5,527  129,989       0.0%
    Daesang Holdings Co., Ltd.                                    5,320   48,519       0.0%
*   Daewon Cable Co., Ltd.                                       24,654   36,860       0.0%
    Daewon Pharmaceutical Co., Ltd.                               2,304   34,274       0.0%
*   Daewoo Engineering & Construction Co., Ltd.                  28,310  156,143       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           36,833  144,210       0.0%
    Daewoong Co., Ltd.                                            1,395   53,606       0.0%
    Daewoong Pharmaceutical Co., Ltd.                               956   56,928       0.0%
    Daihan Pharmaceutical Co., Ltd.                               2,245   57,698       0.0%
    Daishin Securities Co., Ltd.                                 21,293  195,811       0.0%
*   Danal Co., Ltd.                                               1,953    8,639       0.0%
    Dayou Automotive Seat Technology Co., Ltd.                   37,291   53,696       0.0%
    DGB Financial Group, Inc.                                    67,849  568,342       0.0%
    Digital Power Communications Co., Ltd.                       10,110   33,375       0.0%
*   DIO Corp.                                                     1,639   65,221       0.0%
    Display Tech Co., Ltd.                                        6,360   22,105       0.0%
    DK UIL Co., Ltd.                                              2,653   25,248       0.0%
*   DNF Co., Ltd.                                                 3,673   47,096       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                               3,857   81,235       0.0%
    Dong-A Socio Holdings Co., Ltd.                                 701   88,736       0.0%
    Dong-A ST Co., Ltd.                                             517   38,742       0.0%
    Dong-Il Corp.                                                   161    8,539       0.0%
    Dongbang Transport Logistics Co., Ltd.                        7,998   14,646       0.0%
*   Dongbu Co., Ltd.                                             46,570   32,587       0.0%
*   Dongbu HiTek Co., Ltd.                                        9,811  145,779       0.0%
    Dongbu Insurance Co., Ltd.                                   12,076  749,116       0.1%
*   Dongbu Securities Co., Ltd.                                  20,826   60,331       0.0%
    Dongil Industries Co., Ltd.                                     419   26,543       0.0%
    Dongjin Semichem Co., Ltd.                                   11,572   84,960       0.0%
    DongKook Pharmaceutical Co., Ltd.                               327   14,979       0.0%
    Dongkuk Industries Co., Ltd.                                 10,754   46,474       0.0%
*   Dongkuk Steel Mill Co., Ltd.                                 22,611  161,339       0.0%
    Dongsung Chemical Co., Ltd.                                   1,451   26,193       0.0%
    DONGSUNG Corp.                                                8,113   45,756       0.0%
*   Dongwha Enterprise Co., Ltd.                                  1,121   34,150       0.0%
    Dongwha Pharm Co., Ltd.                                       4,862   32,979       0.0%
    Dongwon Development Co., Ltd.                                14,617   58,319       0.0%
    Dongwon F&B Co., Ltd.                                           458   80,618       0.0%
    Dongwon Industries Co., Ltd.                                    550  148,001       0.0%
    Dongwon Systems Corp.                                           557   27,161       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Dongyang E&P, Inc.                                            1,741 $   20,349       0.0%
    Doosan Corp.                                                  3,852    344,669       0.0%
*   Doosan Engine Co., Ltd.                                      19,065     58,704       0.0%
    Doosan Heavy Industries & Construction Co., Ltd.             16,245    370,635       0.0%
#*  Doosan Infracore Co., Ltd.                                   46,422    280,332       0.0%
*   Dragonfly GF Co., Ltd.                                        2,683     15,920       0.0%
    DRB Holding Co., Ltd.                                         4,369     48,818       0.0%
    DuzonBIzon Co., Ltd.                                          4,560     88,873       0.0%
    DY Corp.                                                      8,589     46,979       0.0%
    e Tec E&C, Ltd.                                                 651     55,856       0.0%
    e-LITECOM Co., Ltd.                                           3,410     28,957       0.0%
    E-MART, Inc.                                                  6,176    875,757       0.1%
    E1 Corp.                                                        840     44,621       0.0%
    Eagon Industrial, Ltd.                                        2,350     23,256       0.0%
    Easy Bio, Inc.                                               14,232     75,116       0.0%
*   Eco Energy Holdings Co., Ltd.                                 3,056     32,597       0.0%
*   Ecopro Co., Ltd.                                              3,871     42,651       0.0%
    Elentec Co., Ltd.                                             8,635     39,227       0.0%
*   ELK Corp.                                                     3,517      5,336       0.0%
*   EM-Tech Co., Ltd.                                             2,896     26,028       0.0%
*   Emerson Pacific, Inc.                                         1,198     39,302       0.0%
    Enex Co., Ltd.                                               10,966     22,723       0.0%
    ENF Technology Co., Ltd.                                      2,889     59,412       0.0%
    Eo Technics Co., Ltd.                                         1,515     83,283       0.0%
    Eugene Corp.                                                 27,119    109,073       0.0%
*   Eugene Investment & Securities Co., Ltd.                     49,862    104,596       0.0%
    Eugene Technology Co., Ltd.                                   1,646     27,931       0.0%
    Eusu Holdings Co., Ltd.                                       6,296     34,394       0.0%
    EVERDIGM Corp.                                                5,587     44,566       0.0%
    F&F Co., Ltd.                                                 2,079     29,220       0.0%
*   Farmsco                                                       1,871     19,182       0.0%
*   FarmStory Co., Ltd.                                          27,766     32,109       0.0%
*   Feelux Co., Ltd.                                              8,814     25,946       0.0%
    Fila Korea, Ltd.                                              1,938    147,644       0.0%
    Fine Technix Co., Ltd.                                       12,615     30,132       0.0%
    Gaon Cable Co., Ltd.                                          1,340     23,624       0.0%
    Geumhwa PSC Co., Ltd.                                           634     20,604       0.0%
*   Global Display Co., Ltd.                                      5,442     16,006       0.0%
#*  GNCO Co., Ltd.                                               24,520    101,256       0.0%
    Golfzon Co., Ltd.                                               455     26,775       0.0%
#   GOLFZONYUWONHOLDINGS Co., Ltd.                               11,193     75,926       0.0%
    Grand Korea Leisure Co., Ltd.                                 2,950     55,977       0.0%
    Green Cross Corp.                                               899    109,471       0.0%
#   Green Cross Holdings Corp.                                    5,200    100,726       0.0%
*   GS Engineering & Construction Corp.                          15,000    350,149       0.0%
*   GS Global Corp.                                              24,411     57,024       0.0%
    GS Holdings Corp.                                            24,044  1,069,683       0.1%
    GS Retail Co., Ltd.                                           5,253    223,746       0.0%
*   Halla Corp.                                                   3,187     12,796       0.0%
    Halla Holdings Corp.                                          3,971    234,898       0.0%
    Han Kuk Carbon Co., Ltd.                                      9,360     49,834       0.0%
    Hana Financial Group, Inc.                                   31,640    904,966       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hana Micron, Inc.                                             5,142 $   22,977       0.0%
#   Hana Tour Service, Inc.                                       1,927    108,434       0.0%
    Hancom, Inc.                                                  2,680     41,275       0.0%
    Handok, Inc.                                                    929     18,390       0.0%
    Handsome Co., Ltd.                                            2,400     85,069       0.0%
#   Hanil Cement Co., Ltd.                                        1,727    112,073       0.0%
*   Hanjin Heavy Industries & Construction Co., Ltd.             37,545    127,750       0.0%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     4,374     19,910       0.0%
#   Hanjin Kal Corp.                                             20,215    298,287       0.0%
    Hanjin Transportation Co., Ltd.                               2,853     73,347       0.0%
    Hankook Shell Oil Co., Ltd.                                     167     64,348       0.0%
    Hankook Tire Co., Ltd.                                       23,141  1,111,256       0.1%
    Hanmi Pharm Co., Ltd.                                         1,107    349,525       0.0%
    Hanmi Science Co., Ltd.                                       1,206     79,997       0.0%
#   Hanmi Semiconductor Co., Ltd.                                 6,243     75,522       0.0%
    Hanon Systems                                                20,050    187,473       0.0%
    Hansae Co., Ltd.                                              3,610     79,778       0.0%
    Hansae Yes24 Holdings Co., Ltd.                               8,124     74,419       0.0%
*   Hanshin Construction                                          1,319     20,479       0.0%
    Hansol Chemical Co., Ltd.                                     1,636    118,266       0.0%
*   Hansol Holdings Co., Ltd.                                    24,316    136,530       0.0%
*   Hansol HomeDeco Co., Ltd.                                    25,503     38,963       0.0%
    Hansol Logistics Co., Ltd.                                    2,761      6,483       0.0%
    Hansol Paper Co., Ltd.                                        4,183     74,080       0.0%
*   Hansol Technics Co., Ltd.                                     4,649     61,384       0.0%
    Hanssem Co., Ltd.                                             1,492    231,074       0.0%
    Hanwha Chemical Corp.                                        25,208    593,512       0.1%
    Hanwha Corp.                                                 22,662    738,065       0.1%
    Hanwha Galleria Timeworld Co., Ltd.                             469     16,101       0.0%
    Hanwha General Insurance Co., Ltd.                           17,523    116,177       0.0%
*   Hanwha Investment & Securities Co., Ltd.                     54,271    105,921       0.0%
    Hanwha Life Insurance Co., Ltd.                              55,195    301,338       0.0%
    Hanwha Techwin Co., Ltd.                                      6,762    375,605       0.0%
    Hanyang Eng Co., Ltd.                                         3,452     37,492       0.0%
    Hanyang Securities Co., Ltd.                                  1,630     10,591       0.0%
*   Harim Holdings Co., Ltd.                                     16,954     59,255       0.0%
#   Heung-A Shipping Co., Ltd.                                   61,646     90,326       0.0%
    Hite Jinro Co., Ltd.                                          7,642    146,886       0.0%
    Hitejinro Holdings Co., Ltd.                                  3,737     38,979       0.0%
    HMC Investment Securities Co., Ltd.                           6,193     51,567       0.0%
*   Homecast Co., Ltd.                                            2,237     36,217       0.0%
    Hotel Shilla Co., Ltd.                                        5,490    274,609       0.0%
    HS Industries Co., Ltd.                                      11,008     93,207       0.0%
    HS R&A Co., Ltd.                                              1,311     37,230       0.0%
    Huchems Fine Chemical Corp.                                   4,489     92,735       0.0%
    Humax Co., Ltd.                                               8,415    107,240       0.0%
*   Huons Co., Ltd.                                                 565     29,022       0.0%
    Huons Global Co., Ltd.                                        1,534     57,600       0.0%
    Huvis Corp.                                                   4,510     28,233       0.0%
    Hwa Shin Co., Ltd.                                            8,784     52,865       0.0%
    HwaSung Industrial Co., Ltd.                                  4,337     47,590       0.0%
    Hy-Lok Corp.                                                  2,898     57,629       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Hyosung Corp.                                                 6,747 $  788,150       0.1%
*   Hyundai BNG Steel Co., Ltd.                                   4,605     46,344       0.0%
    Hyundai C&F, Inc.                                             1,010     14,194       0.0%
*   Hyundai Cement Co.                                              418     10,588       0.0%
    Hyundai Corp.                                                 3,966     72,633       0.0%
    Hyundai Department Store Co., Ltd.                            3,692    378,759       0.0%
    Hyundai Development Co-Engineering & Construction             9,412    398,011       0.0%
*   Hyundai Elevator Co., Ltd.                                    3,637    177,747       0.0%
    Hyundai Engineering & Construction Co., Ltd.                 26,543    958,749       0.1%
    Hyundai Engineering Plastics Co., Ltd.                       10,659     83,962       0.0%
    Hyundai Glovis Co., Ltd.                                        681    103,084       0.0%
    Hyundai Greenfood Co., Ltd.                                  10,889    159,340       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            5,361    679,884       0.1%
    Hyundai Home Shopping Network Corp.                           1,440    142,762       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.               21,622     69,833       0.0%
    Hyundai Livart Furniture Co., Ltd.                            4,100     88,449       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    20,087    620,033       0.1%
    Hyundai Motor Co.                                            13,746  1,678,241       0.1%
*   Hyundai Rotem Co., Ltd.                                       8,277    135,150       0.0%
    Hyundai Steel Co.                                            14,753    635,718       0.1%
    Hyundai Wia Corp.                                             5,695    390,692       0.0%
    HyVision System, Inc.                                         2,300     13,783       0.0%
*   iA, Inc.                                                      9,136     35,094       0.0%
#*  IHQ, Inc.                                                    28,719     49,609       0.0%
    Il Dong Holdings Co., Ltd.                                      596     14,192       0.0%
*   IL Dong Pharmaceutical Co., Ltd.                              1,474     22,665       0.0%
*   Iljin Display Co., Ltd.                                       8,706     31,274       0.0%
    Iljin Electric Co., Ltd.                                      5,010     20,330       0.0%
    Iljin Holdings Co., Ltd.                                      6,463     32,940       0.0%
*   Iljin Materials Co., Ltd.                                     6,983     98,094       0.0%
    Ilshin Spinning Co., Ltd.                                       509     57,835       0.0%
*   IM Co., Ltd.                                                  9,313     30,081       0.0%
    iMarketKorea, Inc.                                            7,718     86,122       0.0%
    InBody Co., Ltd.                                              1,399     40,318       0.0%
    Industrial Bank of Korea                                     37,336    429,778       0.0%
*   InnoWireless, Inc.                                              699      5,303       0.0%
*   Innox Corp.                                                   1,728     27,674       0.0%
*   Insun ENT Co., Ltd.                                           6,974     34,571       0.0%
    Intelligent Digital Integrated Security Co., Ltd.               461      4,304       0.0%
*   Interflex Co., Ltd.                                           2,782     39,637       0.0%
    Interojo Co., Ltd.                                              825     28,449       0.0%
    Interpark Holdings Corp.                                     19,400     84,497       0.0%
    Inzi Controls Co., Ltd.                                       2,340     10,231       0.0%
    INZI Display Co., Ltd.                                        6,794     12,159       0.0%
    IS Dongseo Co., Ltd.                                          3,728    161,101       0.0%
    ISC Co., Ltd.                                                 1,201     18,438       0.0%
    ISU Chemical Co., Ltd.                                        3,690     49,956       0.0%
#   IsuPetasys Co., Ltd.                                         14,830     54,124       0.0%
#   JB Financial Group Co., Ltd.                                 47,090    244,158       0.0%
*   Jcontentree Corp.                                            10,157     33,652       0.0%
    Jinsung T.E.C.                                                6,911     38,454       0.0%
*   Jusung Engineering Co., Ltd.                                  7,166     59,080       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    JVM Co., Ltd.                                                   239 $    9,340       0.0%
    JW Holdings Corp.                                             4,287     37,271       0.0%
    JW Pharmaceutical Corp.                                       1,657     71,072       0.0%
    Kakao Corp.                                                   1,287     85,818       0.0%
    Kangnam Jevisco Co., Ltd.                                     1,443     46,961       0.0%
    Kangwon Land, Inc.                                            8,480    281,042       0.0%
    KAON Media Co., Ltd.                                          5,150     46,751       0.0%
    KB Capital Co., Ltd.                                          4,087     93,781       0.0%
    KB Financial Group, Inc.                                     45,779  1,694,582       0.1%
    KB Financial Group, Inc. ADR                                 13,208    488,432       0.0%
    KB Insurance Co., Ltd.                                       15,614    394,602       0.0%
    KC Green Holdings Co., Ltd.                                   5,380     40,596       0.0%
    KC Tech Co., Ltd.                                             4,453     54,011       0.0%
*   KCC Engineering & Construction Co., Ltd.                      2,612     21,667       0.0%
*   KEC Corp.                                                    44,982     37,791       0.0%
    KEPCO Engineering & Construction Co., Inc.                      860     18,827       0.0%
    KEPCO Plant Service & Engineering Co., Ltd.                   2,501    119,894       0.0%
    Keyang Electric Machinery Co., Ltd.                           7,846     34,180       0.0%
*   KEYEAST Co., Ltd.                                            20,377     46,305       0.0%
    KG Chemical Corp.                                             2,734     33,384       0.0%
    KG Eco Technology Service Co., Ltd.                           5,045     14,383       0.0%
    Kginicis Co., Ltd.                                            2,499     26,766       0.0%
    KGMobilians Co., Ltd.                                         3,927     32,436       0.0%
    KH Vatec Co., Ltd.                                            4,940     54,291       0.0%
    Kia Motors Corp.                                             23,641    839,462       0.1%
    KISCO Corp.                                                   2,659     87,348       0.0%
    KISCO Holdings Co., Ltd.                                        676     36,324       0.0%
    Kishin Corp.                                                  5,120     23,759       0.0%
    KISWIRE, Ltd.                                                 2,592     88,377       0.0%
    KIWOOM Securities Co., Ltd.                                   3,693    213,991       0.0%
*   KleanNara Co., Ltd.                                           4,079     19,001       0.0%
*   KMH Co., Ltd.                                                 4,832     34,694       0.0%
    Koentec Co., Ltd.                                             8,855     21,330       0.0%
    Koh Young Technology, Inc.                                    1,344     52,553       0.0%
    Kolao Holdings                                                3,520     27,022       0.0%
    Kolon Corp.                                                   1,704     75,658       0.0%
*   Kolon Global Corp.                                            2,357     27,503       0.0%
    Kolon Industries, Inc.                                        6,444    418,605       0.0%
    Kolon Life Science, Inc.                                        645     84,238       0.0%
*   Komipharm International Co., Ltd.                             1,719     58,074       0.0%
    KONA I Co., Ltd.                                              6,030     62,947       0.0%
    Korea Aerospace Industries, Ltd.                              2,430    137,249       0.0%
    Korea Circuit Co., Ltd.                                       3,237     22,766       0.0%
    Korea District Heating Corp.                                    772     46,619       0.0%
    Korea Electric Power Corp. Sponsored ADR                     11,977    261,218       0.0%
    Korea Electric Terminal Co., Ltd.                             1,892    118,181       0.0%
    Korea Export Packaging Industrial Co., Ltd.                   1,272     20,504       0.0%
*   Korea Flange Co., Ltd.                                        1,430     18,098       0.0%
    Korea Gas Corp.                                               3,822    154,481       0.0%
*   Korea Information & Communications Co, Ltd.                   4,831     46,961       0.0%
    Korea Investment Holdings Co., Ltd.                          11,977    428,823       0.0%
    Korea Kolmar Co., Ltd.                                        1,956    139,174       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Korea Kolmar Holdings Co., Ltd.                                  888 $   22,699       0.0%
*   Korea Line Corp.                                               8,577    135,070       0.0%
    Korea Petrochemical Ind Co., Ltd.                              1,545    275,418       0.0%
    Korea United Pharm, Inc.                                       3,679     53,950       0.0%
    Korea Zinc Co., Ltd.                                             699    277,551       0.0%
*   Korean Air Lines Co., Ltd.                                    13,678    382,343       0.0%
    Korean Reinsurance Co.                                        28,422    292,906       0.0%
    Kortek Corp.                                                   6,293     77,150       0.0%
    KPX Chemical Co., Ltd.                                         1,049     57,921       0.0%
    KT Corp. Sponsored ADR                                        14,332    229,169       0.0%
*   KT Hitel Co., Ltd.                                             2,844     18,298       0.0%
    KT Skylife Co., Ltd.                                           8,076    125,823       0.0%
    KT&G Corp.                                                     9,033    890,926       0.1%
*   KTB Investment & Securities Co., Ltd.                         20,958     52,380       0.0%
    Kukdo Chemical Co., Ltd.                                       1,090     51,542       0.0%
    Kukdong Oil & Chemicals Co., Ltd.                              5,000     14,073       0.0%
*   Kumho Electric Co., Ltd.                                         690      5,685       0.0%
#*  Kumho Industrial Co., Ltd.                                     7,949     66,426       0.0%
    Kumho Petrochemical Co., Ltd.                                  3,848    235,137       0.0%
*   Kumho Tire Co., Inc.                                          36,253    325,062       0.0%
    Kumkang Kind Co., Ltd.                                           850     33,708       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                            7,180     51,786       0.0%
*   Kwang Myung Electric Co., Ltd.                                 4,580     12,783       0.0%
    Kwangju Bank                                                   7,297     64,400       0.0%
    Kyobo Securities Co., Ltd.                                     6,450     52,252       0.0%
    Kyung Dong Navien Co., Ltd.                                      590     30,233       0.0%
    Kyung-In Synthetic Corp.                                       6,361     25,541       0.0%
    Kyungbang, Ltd.                                                4,810     76,081       0.0%
    Kyungchang Industrial Co., Ltd.                                5,099     22,379       0.0%
    KyungDong City Gas Co., Ltd.                                     708     41,938       0.0%
    Kyungdong Pharm Co., Ltd.                                      1,450     22,731       0.0%
*   LB Semicon, Inc.                                               4,067     10,765       0.0%
    LEADCORP, Inc. (The)                                          10,359     71,977       0.0%
*   Leaders Cosmetics Co., Ltd.                                    2,486     42,919       0.0%
    LEENO Industrial, Inc.                                         1,757     65,927       0.0%
    LF Corp.                                                       6,658    126,226       0.0%
    LG Chem, Ltd.                                                  3,241    696,101       0.1%
    LG Corp.                                                       7,057    377,381       0.0%
    LG Display Co., Ltd.                                           4,840    115,723       0.0%
    LG Display Co., Ltd. ADR                                     144,957  1,740,934       0.1%
    LG Electronics, Inc.                                          34,839  1,452,345       0.1%
    LG Hausys, Ltd.                                                2,763    228,202       0.0%
    LG Household & Health Care, Ltd.                                 649    464,254       0.0%
    LG Innotek Co., Ltd.                                           5,435    370,222       0.0%
    LG International Corp.                                         6,785    164,887       0.0%
*   LG Life Sciences, Ltd.                                         1,620     87,911       0.0%
    LG Uplus Corp.                                                73,652    759,072       0.1%
    Lock&Lock Co., Ltd.                                            3,114     36,386       0.0%
*   Loen Entertainment, Inc.                                         584     34,354       0.0%
    Lotte Chemical Corp.                                           2,856    717,577       0.1%
    Lotte Chilsung Beverage Co., Ltd.                                190    255,770       0.0%
    Lotte Confectionery Co., Ltd.                                  1,023    171,722       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
SOUTH KOREA -- (Continued)
    LOTTE Fine Chemical Co., Ltd.                                  5,287 $133,872       0.0%
    Lotte Food Co., Ltd.                                             189  114,072       0.0%
    LOTTE Himart Co., Ltd.                                         2,375   91,454       0.0%
*   Lotte Non-Life Insurance Co., Ltd.                            41,598   98,804       0.0%
    Lotte Shopping Co., Ltd.                                       1,405  280,380       0.0%
    LS Corp.                                                       8,392  401,369       0.0%
    LS Industrial Systems Co., Ltd.                                3,702  126,499       0.0%
*   Lumens Co., Ltd.                                              14,663   51,484       0.0%
    Macquarie Korea Infrastructure Fund                           43,952  338,377       0.0%
*   Macrogen, Inc.                                                   637   18,493       0.0%
    Maeil Dairy Industry Co., Ltd.                                 1,665   49,264       0.0%
    Mando Corp.                                                    3,019  705,875       0.1%
    Mcnex Co., Ltd.                                                  943   16,472       0.0%
    MDS Technology Co., Ltd.                                       1,513   23,382       0.0%
    Medy-Tox, Inc.                                                   997  353,732       0.0%
    MegaStudy Co., Ltd.                                            1,522   43,008       0.0%
    MegaStudyEdu Co., Ltd.                                           508   20,993       0.0%
#*  Melfas, Inc.                                                   5,717   36,807       0.0%
    Meritz Financial Group, Inc.                                  14,023  137,747       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                      19,112  265,959       0.0%
#   Meritz Securities Co., Ltd.                                  112,605  333,710       0.0%
*   MiCo, Ltd.                                                     6,812   17,837       0.0%
    Mirae Asset Daewoo Co., Ltd.                                  51,295  345,916       0.0%
    Mirae Asset Securities Co., Ltd.                              18,195  358,842       0.0%
    Miwon Specialty Chemical Co., Ltd.                                69   24,181       0.0%
    MK Electron Co., Ltd.                                          6,429   47,146       0.0%
*   MNTech Co., Ltd.                                               5,018   24,878       0.0%
    Modetour Network, Inc.                                         1,277   29,558       0.0%
    MonAmi Co., Ltd.                                               9,145   34,576       0.0%
    Moorim P&P Co., Ltd.                                           8,640   30,746       0.0%
*   Moorim Paper Co., Ltd.                                        13,596   32,924       0.0%
    Muhak Co., Ltd.                                                3,676   73,044       0.0%
    Namhae Chemical Corp.                                          4,233   30,118       0.0%
*   Namsun Aluminum Co., Ltd.                                     33,053   33,988       0.0%
    Namyang Dairy Products Co., Ltd.                                 176  103,683       0.0%
*   Nanos Co., Ltd.                                                  678      815       0.0%
    NAVER Corp.                                                      794  594,043       0.1%
    NCSoft Corp.                                                   1,673  386,478       0.0%
*   Neowiz Games Corp.                                             3,258   30,716       0.0%
    NEPES Corp.                                                    6,920   42,601       0.0%
    Nexen Corp.                                                    6,190   43,210       0.0%
    Nexen Tire Corp.                                              11,493  131,845       0.0%
*   Nexon GT Co., Ltd.                                             2,809   19,647       0.0%
    NH Investment & Securities Co., Ltd.                          43,256  380,358       0.0%
    NHN KCP Corp.                                                  2,699   40,280       0.0%
    NICE Holdings Co., Ltd.                                        8,545  125,718       0.0%
    Nice Information & Telecommunication, Inc.                       843   26,926       0.0%
    NICE Information Service Co., Ltd.                            12,936   86,546       0.0%
*   NK Co., Ltd.                                                   2,093    8,795       0.0%
    Nong Shim Holdings Co., Ltd.                                     757   66,760       0.0%
    Nong Woo Bio Co., Ltd.                                         1,844   33,713       0.0%
#   NongShim Co., Ltd.                                               696  175,140       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Noroo Holdings Co., Ltd.                                      1,230 $   17,957       0.0%
    NOROO Paint & Coatings Co., Ltd.                              2,386     19,276       0.0%
*   NS Shopping Co., Ltd.                                           536     77,201       0.0%
#*  OCI Co., Ltd.                                                 5,754    453,473       0.0%
*   Omnisystem Co., Ltd.                                         17,018     34,589       0.0%
*   ONDA Entertainment Co., Ltd.                                  1,052      2,746       0.0%
    Opto Device Technology Co., Ltd.                              4,368     31,812       0.0%
*   OPTRON-TEC, Inc.                                              1,515      7,297       0.0%
    Orion Corp.                                                     374    233,425       0.0%
*   Osstem Implant Co., Ltd.                                      3,554    169,081       0.0%
    Ottogi Corp.                                                    244    140,218       0.0%
*   Pan Ocean Co., Ltd.                                          21,418     67,392       0.0%
    Pan-Pacific Co., Ltd.                                        12,857     32,941       0.0%
*   PaperCorea, Inc.                                             61,739     31,245       0.0%
    Paradise Co., Ltd.                                            7,515     85,215       0.0%
    Partron Co., Ltd.                                            15,366    119,902       0.0%
*   Paru Co., Ltd.                                                7,856     27,836       0.0%
    Poongsan Corp.                                                9,041    274,729       0.0%
    POSCO Sponsored ADR                                          33,942  1,763,287       0.1%
    POSCO Chemtech Co., Ltd.                                      4,610     47,872       0.0%
    Posco Daewoo Corp.                                           13,323    289,299       0.0%
*   Posco ICT Co., Ltd.                                           7,848     39,239       0.0%
*   Power Logics Co., Ltd.                                        6,846     22,168       0.0%
    PSK, Inc.                                                     1,727     20,882       0.0%
    Pulmuone Co., Ltd.                                              262     27,093       0.0%
    Pyeong Hwa Automotive Co., Ltd.                               6,035     61,620       0.0%
    RFTech Co., Ltd.                                              5,230     31,276       0.0%
    S&T Corp.                                                       636      9,877       0.0%
    S&T Dynamics Co., Ltd.                                       12,811    103,486       0.0%
    S&T Holdings Co., Ltd.                                        3,104     40,546       0.0%
    S&T Motiv Co., Ltd.                                           2,830    101,063       0.0%
    S-1 Corp.                                                     1,719    138,794       0.0%
*   S-MAC Co., Ltd.                                               7,741     45,031       0.0%
    S-Oil Corp.                                                   4,121    281,619       0.0%
    Saeron Automotive Corp.                                       3,700     25,848       0.0%
*   Sajo Industries Co., Ltd.                                       870     47,441       0.0%
    Sam Chun Dang Pharm Co., Ltd.                                 8,172     70,665       0.0%
    Sam Yung Trading Co., Ltd.                                    1,230     18,906       0.0%
    Samchully Co., Ltd.                                             607     51,741       0.0%
    Samchuly Bicycle Co., Ltd.                                    1,364     16,773       0.0%
    Samho Development Co., Ltd.                                  10,884     30,904       0.0%
    SAMHWA Paints Industrial Co., Ltd.                            1,500     14,656       0.0%
    Samick Musical Instruments Co., Ltd.                         14,194     28,485       0.0%
    Samick THK Co., Ltd.                                          1,380     12,653       0.0%
    Samjin Pharmaceutical Co., Ltd.                               2,222     61,272       0.0%
    Samkwang Glass                                                  469     24,588       0.0%
    Samlip General Foods Co., Ltd.                                  518     77,090       0.0%
    Sammok S-Form Co., Ltd.                                       2,773     33,399       0.0%
    Samsung C&T Corp.                                             1,067    150,398       0.0%
    Samsung Card Co., Ltd.                                       12,215    514,247       0.0%
#   Samsung Electro-Mechanics Co., Ltd.                          16,380    672,431       0.1%
    Samsung Electronics Co., Ltd.                                 5,671  8,111,379       0.4%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    Samsung Electronics Co., Ltd. GDR                             8,033 $5,651,305       0.3%
*   Samsung Engineering Co., Ltd.                                10,929     90,207       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                     4,584  1,166,174       0.1%
*   Samsung Heavy Industries Co., Ltd.                           44,718    380,037       0.0%
    Samsung Life Insurance Co., Ltd.                              3,506    338,328       0.0%
    Samsung SDS Co., Ltd.                                           893    120,420       0.0%
    Samsung Securities Co., Ltd.                                 14,481    435,524       0.0%
*   SAMT Co., Ltd.                                               28,477     41,759       0.0%
    Samwha Capacitor Co., Ltd.                                    3,281     28,602       0.0%
    Samyang Corp.                                                 1,015     91,140       0.0%
    Samyang Holdings Corp.                                        1,504    163,946       0.0%
    Sangsin Brake                                                 3,721     21,149       0.0%
    SAVEZONE I&C Corp.                                            7,320     35,173       0.0%
    SBS Contents Hub Co., Ltd.                                      831      6,401       0.0%
    SBS Media Holdings Co., Ltd.                                 17,020     42,418       0.0%
*   SBW                                                          13,700     23,512       0.0%
    Seah Besteel Corp.                                            7,234    146,427       0.0%
    SeAH Holdings Corp.                                             341     35,670       0.0%
    SeAH Steel Corp.                                              1,222     74,298       0.0%
    Sebang Co., Ltd.                                              4,599     60,455       0.0%
    Sebang Global Battery Co., Ltd.                               3,172    102,758       0.0%
    Sejong Industrial Co., Ltd.                                   4,410     39,718       0.0%
    Sekonix Co., Ltd.                                             3,205     35,966       0.0%
*   Sempio Foods Co.(BD20Q99)                                       979     26,855       0.0%
    Sempio Foods Co.(6125651)                                       462     16,461       0.0%
*   Seobu T&D                                                     1,962     34,088       0.0%
    Seohan Co., Ltd.                                             38,454     70,274       0.0%
*   Seohee Construction Co., Ltd.                                59,786     79,222       0.0%
    Seoul Semiconductor Co., Ltd.                                15,519    185,286       0.0%
    SEOWONINTECH Co., Ltd.                                        3,718     35,426       0.0%
    Seoyon Co., Ltd.                                              5,173     50,154       0.0%
*   Sewon Cellontech Co., Ltd.                                    3,420      8,709       0.0%
    SFA Engineering Corp.                                         2,051    103,610       0.0%
*   SFA Semicon Co, Ltd.                                         13,061     25,212       0.0%
*   SG Corp.                                                     58,439     62,180       0.0%
    SH Energy & Chemical Co., Ltd.                               56,470     76,295       0.0%
*   Shin Poong Pharmaceutical Co., Ltd.                           7,521     39,940       0.0%
    Shinhan Financial Group Co., Ltd.                            11,050    422,709       0.0%
    Shinhan Financial Group Co., Ltd. ADR                        18,630    719,863       0.1%
    Shinsegae Engineering & Construction Co., Ltd.                1,204     42,277       0.0%
    Shinsegae Food Co., Ltd.                                        389     49,082       0.0%
    Shinsegae International, Inc.                                   500     34,174       0.0%
    Shinsegae, Inc.                                               2,394    388,848       0.0%
*   Shinsung Solar Energy Co., Ltd.                              23,118     52,356       0.0%
*   Shinsung Tongsang Co., Ltd.                                  24,154     25,687       0.0%
*   Shinwha Intertek Corp.                                        9,715     27,942       0.0%
*   Shinwon Corp.                                                18,733     26,828       0.0%
    SHOWBOX Corp.                                                 6,388     33,445       0.0%
*   Signetics Corp.                                              13,123     20,144       0.0%
    Silicon Works Co., Ltd.                                       3,171     74,090       0.0%
    Silla Co., Ltd.                                                 942     11,560       0.0%
*   SIMMTECH HOLDINGS Co., Ltd.                                  25,789     59,720       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SOUTH KOREA -- (Continued)
    SK Bioland Co., Ltd.                                          1,729 $   27,813       0.0%
    SK Chemicals Co., Ltd.                                        3,539    184,745       0.0%
    SK Gas, Ltd.                                                  2,127    178,761       0.0%
    SK Holdings Co., Ltd.                                         3,834    747,937       0.1%
    SK Hynix, Inc.                                               69,101  2,471,509       0.1%
    SK Innovation Co., Ltd.                                       7,596    999,894       0.1%
    SK Materials Co., Ltd.                                        1,887    256,670       0.0%
    SK Networks Co., Ltd.                                        51,435    292,322       0.0%
*   SK Securities Co., Ltd.                                      97,610     88,299       0.0%
    SK Telecom Co., Ltd.                                            786    154,081       0.0%
    SKC Co., Ltd.                                                 9,039    213,243       0.0%
    SKCKOLONPI, Inc.                                              4,450     48,140       0.0%
    SL Corp.                                                      5,700     75,882       0.0%
#*  SM Entertainment Co.                                          4,662    111,067       0.0%
    Songwon Industrial Co., Ltd.                                  5,192     79,501       0.0%
*   Sonokong Co., Ltd.                                            4,680     27,797       0.0%
    Soulbrain Co., Ltd.                                           4,051    220,765       0.0%
    Spigen Korea Co., Ltd.                                          706     31,590       0.0%
*   Ssangyong Cement Industrial Co., Ltd.                         6,670     93,479       0.0%
    Suheung Co., Ltd.                                               930     32,149       0.0%
    Sunchang Corp.                                                2,805     25,174       0.0%
    Sung Kwang Bend Co., Ltd.                                     8,124     66,728       0.0%
    Sungchang Enterprise Holdings, Ltd.                          35,350     94,007       0.0%
*   Sungshin Cement Co., Ltd.                                     9,136     60,669       0.0%
    Sungwoo Hitech Co., Ltd.                                     17,305    115,851       0.0%
*   Suprema HQ, Inc.                                                703      5,015       0.0%
*   Suprema, Inc.                                                   651     13,524       0.0%
    Taekwang Industrial Co., Ltd.                                   196    143,647       0.0%
*   Taewoong Co., Ltd.                                            4,708    113,393       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                14,580     62,039       0.0%
*   Taihan Electric Wire Co., Ltd.                               16,521     27,251       0.0%
*   Taihan Textile Co., Ltd.                                        426     23,436       0.0%
    Tailim Packaging Co., Ltd.                                    8,600     22,971       0.0%
*   TBH Global Co., Ltd.                                          5,201     37,482       0.0%
*   Texcell-NetCom Co., Ltd.                                      9,517     52,307       0.0%
*   TK Chemical Corp.                                            11,104     18,700       0.0%
    TK Corp.                                                      6,005     44,381       0.0%
    Tong Yang Moolsan Co., Ltd.                                  16,528     36,541       0.0%
*   Tongyang Cement & Energy Corp.                                6,372     19,992       0.0%
    Tongyang Life Insurance                                      20,755    217,447       0.0%
    Tongyang, Inc.                                               41,979    117,816       0.0%
*   Top Engineering Co., Ltd.                                     1,477      7,585       0.0%
    Tovis Co., Ltd.                                               8,847     64,912       0.0%
    TS Corp.                                                      1,989     41,781       0.0%
    Uju Electronics Co., Ltd.                                     2,871     37,498       0.0%
    Unid Co., Ltd.                                                3,047    124,438       0.0%
    Union Semiconductor Equipment & Materials Co., Ltd.           3,135     30,090       0.0%
    Value Added Technologies Co., Ltd.                            2,003     54,929       0.0%
    Vieworks Co., Ltd.                                              893     47,956       0.0%
    Visang Education, Inc.                                        2,959     38,881       0.0%
#*  Webzen, Inc.                                                  3,631     54,436       0.0%
*   WeMade Entertainment Co., Ltd.                                2,055     34,879       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SOUTH KOREA -- (Continued)
    Whanin Pharmaceutical Co., Ltd.                                  3,611 $    46,027       0.0%
    WillBes & Co. (The)                                             12,360      29,680       0.0%
    WiSoL Co., Ltd.                                                  7,133      83,138       0.0%
*   Wonik Holdings Co., Ltd.                                         9,678      54,775       0.0%
*   WONIK IPS Co., Ltd.                                             10,183     206,841       0.0%
#*  Wonik Materials Co., Ltd.                                        1,208      74,939       0.0%
*   Wonik QnC Corp.                                                  3,021      42,463       0.0%
*   Woongjin Co., Ltd.                                              20,020      46,867       0.0%
*   Woongjin Thinkbig Co., Ltd.                                      7,141      59,470       0.0%
    Woori Bank                                                      32,570     354,952       0.0%
    Woori Bank Sponsored ADR                                         1,175      38,775       0.0%
*   Woori Investment Bank Co., Ltd.                                 22,642      13,548       0.0%
    Y G-1 Co., Ltd.                                                  4,426      34,978       0.0%
*   YD Online Corp.                                                  4,886      17,091       0.0%
*   YeaRimDang Publishing Co., Ltd.                                  7,920      29,372       0.0%
    Yeong Hwa Metal Co., Ltd.                                       16,137      23,790       0.0%
    Yoosung Enterprise Co., Ltd.                                     6,049      21,354       0.0%
    YooSung T&S Co., Ltd.                                            7,220      36,641       0.0%
    Youlchon Chemical Co., Ltd.                                      1,990      23,548       0.0%
    Young Poong Corp.                                                  115      99,694       0.0%
    Youngone Corp.                                                   8,136     228,335       0.0%
    Youngone Holdings Co., Ltd.                                      2,254     113,415       0.0%
#*  Yuanta Securities Korea Co., Ltd.                               57,963     158,443       0.0%
                                                                           -----------       ---
TOTAL SOUTH KOREA                                                           98,599,594       4.1%
                                                                           -----------       ---
SPAIN -- (1.8%)
    Abertis Infraestructuras SA                                     30,481     451,804       0.0%
    Acciona SA                                                      11,431     868,680       0.0%
    Acerinox SA                                                     35,739     439,795       0.0%
    ACS Actividades de Construccion y Servicios SA                  32,858   1,005,082       0.1%
    Adveo Group International SA                                     2,149       7,856       0.0%
    Aena SA                                                          2,665     390,517       0.0%
    Almirall SA                                                     17,236     247,770       0.0%
    Amadeus IT Group SA                                             31,104   1,463,873       0.1%
*   Amper SA                                                       172,351      22,674       0.0%
    Applus Services SA                                              22,283     213,804       0.0%
    Atresmedia Corp de Medios de Comunicacion SA                     9,022      92,697       0.0%
    Banco Bilbao Vizcaya Argentaria SA                             494,804   3,561,940       0.2%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR               173,173   1,248,579       0.1%
    Banco de Sabadell SA                                         1,747,581   2,333,419       0.1%
    Banco Popular Espanol SA                                       396,544     433,871       0.0%
    Banco Santander SA                                             889,571   4,358,921       0.2%
    Banco Santander SA Sponsored ADR                               230,248   1,114,400       0.1%
    Bankia SA                                                    1,210,089   1,063,129       0.1%
    Bankinter SA                                                   121,973     932,285       0.0%
*   Baron de Ley                                                       913     103,354       0.0%
    Bolsas y Mercados Espanoles SHMSF SA                            18,297     552,976       0.0%
    CaixaBank SA                                                   343,866   1,037,577       0.1%
*   Caja de Ahorros del Mediterraneo                                 4,397          --       0.0%
*   Cementos Portland Valderrivas SA                                 4,770      32,680       0.0%
    Cia de Distribucion Integral Logista Holdings SA                 4,935     109,440       0.0%
    Cie Automotive SA                                               21,382     440,187       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SPAIN -- (Continued)
    Construcciones y Auxiliar de Ferrocarriles SA                    622 $   234,009       0.0%
    Distribuidora Internacional de Alimentacion SA               116,034     619,748       0.0%
    Duro Felguera SA                                              17,931      21,818       0.0%
    Ebro Foods SA                                                 16,457     354,867       0.0%
*   eDreams ODIGEO SA                                              5,922      18,021       0.0%
    Elecnor SA                                                     4,850      48,000       0.0%
    Enagas SA                                                     41,365   1,185,725       0.1%
    Ence Energia y Celulosa SA                                    43,027      93,767       0.0%
    Endesa SA                                                     25,180     534,461       0.0%
*   Ercros SA                                                     16,413      37,629       0.0%
    Faes Farma SA                                                 65,561     240,679       0.0%
    Ferrovial SA                                                  20,284     394,075       0.0%
    Fluidra SA                                                     4,609      22,035       0.0%
    Gamesa Corp. Tecnologica SA                                   75,988   1,754,443       0.1%
    Gas Natural SDG SA                                            62,501   1,230,289       0.1%
    Grifols SA                                                    23,100     455,816       0.0%
    Grupo Catalana Occidente SA                                   15,026     473,188       0.0%
*   Grupo Ezentis SA                                              18,044      10,201       0.0%
    Iberdrola SA                                                 294,748   2,005,889       0.1%
*   Indra Sistemas SA                                              5,052      62,476       0.0%
    Industria de Diseno Textil SA                                 27,302     952,633       0.1%
    Inmobiliaria Colonial SA                                      52,047     367,017       0.0%
*   Liberbank SA                                                 203,679     202,022       0.0%
    Mapfre SA                                                    405,028   1,201,486       0.1%
    Mediaset Espana Comunicacion SA                               65,145     726,967       0.0%
    Melia Hotels International SA                                 17,342     214,120       0.0%
    Miquel y Costas & Miquel SA                                    3,443     146,213       0.0%
*   NH Hotel Group SA                                             47,786     210,848       0.0%
    Obrascon Huarte Lain SA                                       47,224     189,285       0.0%
    Papeles y Cartones de Europa SA                               22,430     117,001       0.0%
*   Pescanova SA                                                   2,936          --       0.0%
*   Pharma Mar SA                                                 34,937      94,322       0.0%
*   Promotora de Informaciones SA Class A                         13,947      96,630       0.0%
    Prosegur Cia de Seguridad SA                                  46,799     339,349       0.0%
*   Realia Business SA                                            30,466      29,465       0.0%
    Red Electrica Corp. SA                                        44,744     932,128       0.0%
    Repsol SA                                                     54,739     764,299       0.0%
    Repsol SA Sponsored ADR                                       48,473     679,104       0.0%
    Sacyr SA                                                     140,757     320,919       0.0%
    Saeta Yield SA                                                 1,122      10,831       0.0%
    Tecnicas Reunidas SA                                           6,519     243,916       0.0%
    Tecnocom Telecomunicaciones y Energia SA                       8,716      30,756       0.0%
    Telefonica SA                                                180,467   1,833,650       0.1%
    Telefonica SA Sponsored ADR                                   45,611     462,496       0.0%
    Tubacex SA                                                    36,604     108,840       0.0%
*   Tubos Reunidos SA                                             30,261      28,165       0.0%
    Vidrala SA                                                     5,432     310,311       0.0%
    Viscofan SA                                                   11,963     563,237       0.0%
*   Vocento SA                                                     6,696       8,955       0.0%
    Zardoya Otis SA                                               29,532     248,719       0.0%
                                                                         -----------       ---
TOTAL SPAIN                                                               43,758,130       1.8%
                                                                         -----------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWEDEN -- (2.1%)
    AAK AB                                                         8,110 $  535,545       0.0%
    Acando AB                                                     19,699     50,440       0.0%
*   AddLife AB                                                     1,292     19,961       0.0%
    AddTech AB Class B                                             4,134     58,801       0.0%
    AF AB Class B                                                 14,876    272,252       0.0%
    Alfa Laval AB                                                 22,725    326,028       0.0%
*   Arcam AB                                                       3,205    105,527       0.0%
    Assa Abloy AB Class B                                         69,273  1,258,929       0.1%
    Atlas Copco AB Class A                                        17,565    514,568       0.0%
    Atlas Copco AB Class B                                         9,205    240,440       0.0%
    Atrium Ljungberg AB Class B                                    7,931    123,209       0.0%
    Avanza Bank Holding AB                                         5,322    201,185       0.0%
    Axfood AB                                                     14,412    225,230       0.0%
    B&B Tools AB Class B                                          10,464    232,998       0.0%
    Beijer Alma AB                                                 6,226    143,825       0.0%
    Beijer Electronics AB                                          1,176      5,106       0.0%
    Beijer Ref AB                                                  2,908     68,072       0.0%
    Betsson AB                                                    35,928    346,810       0.0%
    Bilia AB Class A                                              17,626    420,272       0.0%
    BillerudKorsnas AB                                            57,211    939,487       0.1%
    BioGaia AB Class B                                             3,197     97,714       0.0%
    Biotage AB                                                    11,158     54,075       0.0%
    Bjorn Borg AB                                                  4,436     19,744       0.0%
    Boliden AB                                                    78,828  1,826,952       0.1%
*   Bonava AB                                                      2,685     32,510       0.0%
*   Bonava AB Class B                                             25,519    315,306       0.0%
    Bulten AB                                                      5,056     50,562       0.0%
    Byggmax Group AB                                              22,164    145,998       0.0%
    Castellum AB                                                  44,616    604,546       0.0%
    Clas Ohlson AB Class B                                        12,567    177,413       0.0%
    Cloetta AB Class B                                            87,223    309,048       0.0%
    Com Hem Holding AB                                            25,997    233,946       0.0%
    Concentric AB                                                 13,233    157,375       0.0%
    Corem Property Group AB Class B                                1,440      5,641       0.0%
    Dios Fastigheter AB                                           14,808     98,612       0.0%
*   Doro AB                                                        6,914     44,030       0.0%
    Duni AB                                                       10,582    140,759       0.0%
    Electrolux AB Series B                                        43,531  1,030,306       0.1%
    Elekta AB Class B                                             40,720    353,056       0.0%
    Enea AB                                                        6,373     57,119       0.0%
*   Eniro AB                                                     107,205      3,331       0.0%
    Fabege AB                                                     23,823    402,357       0.0%
*   Fastighets AB Balder Class B                                  11,128    252,756       0.0%
#*  Fingerprint Cards AB Class B                                  35,005    339,011       0.0%
    Getinge AB Class B                                            31,024    508,033       0.0%
    Granges AB                                                     1,910     18,561       0.0%
    Gunnebo AB                                                    15,413     71,443       0.0%
    Haldex AB                                                     20,108    259,009       0.0%
    Hemfosa Fastigheter AB                                        32,479    305,378       0.0%
    Hennes & Mauritz AB Class B                                   28,325    796,574       0.1%
    Hexagon AB Class B                                            30,337  1,061,554       0.1%
    Hexpol AB                                                     63,206    519,442       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWEDEN -- (Continued)
    HIQ International AB                                          13,808 $   85,949       0.0%
    Holmen AB Class B                                             21,174    724,483       0.0%
    Hufvudstaden AB Class A                                       21,576    333,942       0.0%
    Husqvarna AB Class A                                          20,121    151,013       0.0%
    Husqvarna AB Class B                                         126,706    952,598       0.1%
    ICA Gruppen AB                                                12,191    378,466       0.0%
    Indutrade AB                                                  22,986    427,549       0.0%
    Intrum Justitia AB                                            17,478    538,890       0.0%
    Inwido AB                                                      7,005     76,551       0.0%
    JM AB                                                         30,338    873,411       0.1%
    KappAhl AB                                                    28,675    149,525       0.0%
#*  Karo Pharma AB                                                 8,618     30,568       0.0%
    Klovern AB Class B                                           115,813    122,170       0.0%
    KNOW IT AB                                                     7,176     64,182       0.0%
    Kungsleden AB                                                 34,272    216,096       0.0%
    Lagercrantz Group AB Class B                                   9,072     83,323       0.0%
    Lifco AB Class B                                                 775     19,609       0.0%
    Lindab International AB                                       24,967    213,804       0.0%
    Loomis AB Class B                                             22,960    652,645       0.0%
*   Lundin Petroleum AB                                           20,983    377,175       0.0%
*   Medivir AB Class B                                            11,136     81,658       0.0%
    Mekonomen AB                                                   8,628    153,382       0.0%
    Millicom International Cellular SA                            14,328    629,526       0.0%
    Modern Times Group MTG AB Class B                             15,331    412,611       0.0%
    MQ Holding AB                                                 17,227     64,787       0.0%
    Mycronic AB                                                   28,090    293,196       0.0%
    NCC AB Class B                                                25,519    648,489       0.0%
    Nederman Holding AB                                               53      1,107       0.0%
#*  Net Insight AB Class B                                        64,475     48,126       0.0%
    NetEnt AB                                                     31,938    251,667       0.0%
    New Wave Group AB Class B                                     19,314    106,922       0.0%
    Nibe Industrier AB Class B                                    89,216    663,611       0.0%
    Nobia AB                                                      42,949    374,349       0.0%
    Nolato AB Class B                                             14,618    419,148       0.0%
    Nordea Bank AB                                               147,534  1,550,453       0.1%
    Nordnet AB Class B                                            34,956    143,578       0.0%
    Opus Group AB                                                 55,212     40,629       0.0%
*   Oriflame Holding AG                                            1,661     61,024       0.0%
    Peab AB                                                       57,414    486,930       0.0%
    Pricer AB Class B                                             33,823     35,438       0.0%
    Probi AB                                                         100      4,485       0.0%
*   Qliro Group AB                                                39,381     40,728       0.0%
    Ratos AB Class B                                              97,977    402,664       0.0%
    RaySearch Laboratories AB                                      4,505     99,646       0.0%
    Rezidor Hotel Group AB                                        34,331    140,079       0.0%
    Saab AB Class B                                               17,966    636,313       0.0%
    Sagax AB Class B                                               6,247     55,124       0.0%
    Sandvik AB                                                    83,367    947,167       0.1%
#*  SAS AB                                                        56,251     95,259       0.0%
    Scandi Standard AB                                            17,086    119,532       0.0%
    Sectra AB Class B                                                495      7,645       0.0%
    Securitas AB Class B                                          69,799  1,077,269       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWEDEN -- (Continued)
    Semcon AB                                                      3,284 $    16,995       0.0%
#*  Sensys Gatso Group AB                                        102,807      24,334       0.0%
    Skandinaviska Enskilda Banken AB Class A                     128,747   1,298,592       0.1%
    Skandinaviska Enskilda Banken AB Class C                         886       8,973       0.0%
    Skanska AB Class B                                            70,080   1,521,897       0.1%
    SKF AB Class A                                                 1,436      24,372       0.0%
    SKF AB Class B                                                38,455     651,349       0.0%
    SkiStar AB                                                     4,567      70,213       0.0%
#*  SSAB AB Class A(B17H0S8)                                      82,584     261,931       0.0%
*   SSAB AB Class A(BPRBWK4)                                      13,020      41,416       0.0%
*   SSAB AB Class B(BPRBWM6)                                      73,712     195,828       0.0%
*   SSAB AB Class B(B17H3F6)                                     207,718     551,312       0.0%
    Svenska Cellulosa AB SCA Class A                               3,976     112,652       0.0%
    Svenska Cellulosa AB SCA Class B                              79,422   2,249,454       0.1%
    Svenska Handelsbanken AB Class A                              70,459     960,576       0.1%
    Svenska Handelsbanken AB Class B                               2,424      32,558       0.0%
    Sweco AB Class B                                              11,882     238,378       0.0%
    Swedbank AB Class A                                           42,008     982,954       0.1%
    Swedish Match AB                                              23,762     826,920       0.1%
    Systemair AB                                                     682       8,762       0.0%
    Tele2 AB Class B                                             125,481   1,036,163       0.1%
    Telefonaktiebolaget LM Ericsson Class A                        9,033      48,799       0.0%
    Telefonaktiebolaget LM Ericsson Class B                      123,302     598,121       0.0%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 90,500     440,735       0.0%
    Telia Co AB                                                  443,401   1,771,321       0.1%
    Thule Group AB (The)                                           3,078      47,513       0.0%
    Transcom Worldwide AB                                          1,831      13,145       0.0%
    Trelleborg AB Class B                                         56,922     993,567       0.1%
    Unibet Group P.L.C.                                           63,608     561,752       0.0%
    Victoria Park AB Class B                                      29,250      72,249       0.0%
    Vitrolife AB                                                   3,397     175,742       0.0%
    Volvo AB Class A                                              36,187     387,217       0.0%
    Volvo AB Class B                                             181,080   1,942,245       0.1%
    Wallenstam AB Class B                                         36,364     280,099       0.0%
    Wihlborgs Fastigheter AB                                      15,339     297,305       0.0%
                                                                         -----------       ---
TOTAL SWEDEN                                                              51,690,776       2.1%
                                                                         -----------       ---
SWITZERLAND -- (4.9%)
    ABB, Ltd.                                                    219,337   4,525,014       0.2%
    ABB, Ltd. Sponsored ADR                                       55,400   1,144,010       0.1%
    Actelion, Ltd.                                                10,350   1,495,532       0.1%
    Adecco Group AG                                               24,042   1,427,613       0.1%
*   AFG Arbonia-Forster Holding AG                                11,810     177,193       0.0%
    Allreal Holding AG                                             5,854     861,551       0.1%
*   Alpiq Holding AG                                               1,687     156,667       0.0%
    ALSO Holding AG                                                1,293     118,422       0.0%
    ams AG                                                        16,159     452,468       0.0%
    APG SGA SA                                                       363     151,698       0.0%
    Aryzta AG                                                     23,642   1,038,864       0.1%
    Ascom Holding AG                                              19,142     327,785       0.0%
    Autoneum Holding AG                                            1,294     342,416       0.0%
    Bachem Holding AG Class B                                        471      41,950       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Baloise Holding AG                                            20,652 $2,540,805       0.1%
    Bank Coop AG                                                   1,545     65,427       0.0%
    Banque Cantonale de Geneve                                       133     39,307       0.0%
    Banque Cantonale Vaudoise                                      1,100    691,062       0.0%
    Barry Callebaut AG                                               728    906,594       0.1%
    Basler Kantonalbank                                              198     13,400       0.0%
    Belimo Holding AG                                                141    430,481       0.0%
    Bell AG                                                          470    201,095       0.0%
    Bellevue Group AG                                              2,921     43,871       0.0%
    Berner Kantonalbank AG                                         1,140    206,951       0.0%
    BKW AG                                                         3,217    149,671       0.0%
    Bobst Group SA                                                 2,987    164,396       0.0%
    Bossard Holding AG Class A                                     2,397    341,474       0.0%
    Bucher Industries AG                                           3,092    686,906       0.0%
    Burckhardt Compression Holding AG                                988    286,437       0.0%
    Burkhalter Holding AG                                            988    126,523       0.0%
    Calida Holding AG                                              2,049     71,254       0.0%
    Carlo Gavazzi Holding AG                                          41     10,119       0.0%
    Cembra Money Bank AG                                           8,660    661,906       0.0%
*   Charles Voegele Holding AG                                     3,510     22,374       0.0%
    Chocoladefabriken Lindt & Spruengli AG                             5    310,143       0.0%
    Cie Financiere Richemont SA                                   57,451  3,693,518       0.2%
    Cie Financiere Tradition SA                                      500     39,616       0.0%
    Clariant AG                                                  135,347  2,241,273       0.1%
    Coltene Holding AG                                             1,253     89,362       0.0%
    Conzzeta AG                                                      320    221,031       0.0%
    COSMO Pharmaceuticals NV                                       1,166    169,379       0.0%
    Credit Suisse Group AG                                        44,465    620,410       0.0%
    Credit Suisse Group AG Sponsored ADR                          51,388    714,299       0.0%
    Daetwyler Holding AG                                           2,148    294,255       0.0%
    DKSH Holding AG                                                7,686    532,692       0.0%
    dorma+kaba Holding AG Class B                                    937    651,106       0.0%
*   Dufry AG                                                       9,564  1,163,533       0.1%
    Edmond de Rothschild Suisse SA                                     1     14,007       0.0%
    EFG International AG                                          24,441    131,743       0.0%
    Emmi AG                                                          875    516,889       0.0%
    EMS-Chemie Holding AG                                            886    444,723       0.0%
    Energiedienst Holding AG                                       1,334     34,512       0.0%
    Feintool International Holding AG                                262     30,487       0.0%
    Flughafen Zuerich AG                                           9,780  1,797,798       0.1%
    Forbo Holding AG                                                 529    674,357       0.0%
    Galenica AG                                                    1,636  1,640,280       0.1%
    GAM Holding AG                                                54,613    529,012       0.0%
*   Gategroup Holding AG                                          10,384    546,283       0.0%
    Geberit AG                                                     3,490  1,475,466       0.1%
    Georg Fischer AG                                               1,566  1,388,409       0.1%
    Givaudan SA                                                      993  1,920,529       0.1%
    Gurit Holding AG                                                 219    185,357       0.0%
    Helvetia Holding AG                                            2,360  1,227,824       0.1%
    HOCHDORF Holding AG                                              336     93,462       0.0%
    Huber & Suhner AG                                              3,038    176,900       0.0%
    Implenia AG                                                    4,688    313,979       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SWITZERLAND -- (Continued)
    Inficon Holding AG                                               668 $   239,889       0.0%
    Interroll Holding AG                                             225     245,591       0.0%
    Intershop Holding AG                                             240     122,565       0.0%
    Julius Baer Group, Ltd.                                       42,750   1,730,587       0.1%
    Kardex AG                                                      2,423     207,457       0.0%
    Komax Holding AG                                               1,805     434,672       0.0%
    Kudelski SA                                                   18,111     312,248       0.0%
    Kuehne + Nagel International AG                                2,593     351,461       0.0%
    LafargeHolcim, Ltd.(BZ3DNX4)                                  23,757   1,268,840       0.1%
    LafargeHolcim, Ltd.(7110753)                                  28,673   1,529,438       0.1%
    LEM Holding SA                                                    68      75,883       0.0%
    Liechtensteinische Landesbank AG                                 270      10,914       0.0%
    Logitech International SA(B18ZRK2)                            16,891     408,534       0.0%
#   Logitech International SA(H50430232)                          18,686     453,136       0.0%
    Lonza Group AG                                                15,598   2,943,369       0.1%
    Luzerner Kantonalbank AG                                       1,196     464,751       0.0%
    Metall Zug AG                                                     63     202,442       0.0%
*   Meyer Burger Technology AG                                    20,799      67,963       0.0%
    Mobilezone Holding AG                                          4,831      71,782       0.0%
    Mobimo Holding AG                                              2,291     551,255       0.0%
    Nestle SA                                                    261,736  18,979,490       0.8%
    Novartis AG                                                    9,303     660,211       0.0%
    Novartis AG Sponsored ADR                                    117,451   8,341,370       0.4%
    OC Oerlikon Corp. AG                                          63,242     594,535       0.0%
*   Orascom Development Holding AG                                   761       4,561       0.0%
    Orell Fuessli Holding AG                                         152      18,462       0.0%
    Orior AG                                                       1,969     159,187       0.0%
    Panalpina Welttransport Holding AG                             3,264     423,423       0.0%
    Partners Group Holding AG                                      2,215   1,121,322       0.1%
    Phoenix Mecano AG                                                139      71,133       0.0%
    Plazza AG                                                        244      58,014       0.0%
    PSP Swiss Property AG                                          7,824     700,080       0.0%
    Rieter Holding AG                                              1,488     282,586       0.0%
    Roche Holding AG(7108918)                                        781     181,516       0.0%
    Roche Holding AG(7110388)                                     19,398   4,455,363       0.2%
    Romande Energie Holding SA                                        59      72,585       0.0%
    Schaffner Holding AG                                             215      51,158       0.0%
    Schindler Holding AG                                           1,376     254,708       0.0%
*   Schmolz + Bickenbach AG                                      157,591     103,357       0.0%
    Schweiter Technologies AG                                        401     432,044       0.0%
    SFS Group AG                                                   1,584     119,337       0.0%
    SGS SA                                                           275     556,625       0.0%
    Siegfried Holding AG                                           1,609     330,876       0.0%
    Sika AG                                                          560   2,691,615       0.1%
    Sonova Holding AG                                              9,168   1,229,546       0.1%
    St Galler Kantonalbank AG                                        859     322,425       0.0%
    Straumann Holding AG                                           1,547     580,420       0.0%
    Sulzer AG                                                      6,667     656,574       0.0%
    Sunrise Communications Group AG                               10,756     734,907       0.0%
    Swatch Group AG (The)(7184736)                                 7,497     432,187       0.0%
#   Swatch Group AG (The)(7184725)                                 4,369   1,314,007       0.1%
    Swiss Life Holding AG                                          8,314   2,200,155       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
SWITZERLAND -- (Continued)
    Swiss Re AG                                                   27,430 $  2,545,825       0.1%
    Swisscom AG                                                    2,083      952,187       0.1%
    Swissquote Group Holding SA                                    3,140       89,238       0.0%
    Syngenta AG                                                   10,331    4,134,114       0.2%
    Syngenta AG ADR                                               13,102    1,053,663       0.1%
    Tamedia AG                                                       430       70,220       0.0%
    Tecan Group AG                                                 2,183      359,716       0.0%
    Temenos Group AG                                              14,082      909,437       0.1%
    u-blox Holding AG                                              1,839      347,618       0.0%
*   UBS Group AG(H42097107)                                      159,324    2,241,689       0.1%
    UBS Group AG(BRJL176)                                          2,937       41,522       0.0%
    Valiant Holding AG                                             6,361      603,074       0.0%
    Valora Holding AG                                              1,479      429,743       0.0%
    Vaudoise Assurances Holding SA                                   419      203,773       0.0%
    Vetropack Holding AG                                              57       93,498       0.0%
*   Von Roll Holding AG                                           14,867       10,076       0.0%
    Vontobel Holding AG                                           11,479      562,090       0.0%
    VP Bank AG                                                       253       24,836       0.0%
    VZ Holding AG                                                    676      199,965       0.0%
    Walter Meier AG                                                  480       17,451       0.0%
    Ypsomed Holding AG                                               537      102,536       0.0%
*   Zehnder Group AG                                               2,943      122,294       0.0%
    Zug Estates Holding AG Class B                                    39       65,161       0.0%
    Zuger Kantonalbank AG                                             25      124,938       0.0%
    Zurich Insurance Group AG                                      7,649    2,002,176       0.1%
                                                                         ------------       ---
TOTAL SWITZERLAND                                                         120,937,266       5.0%
                                                                         ------------       ---
TAIWAN -- (3.7%)
    A-DATA Technology Co., Ltd.                                   62,503       97,115       0.0%
    Ability Enterprise Co., Ltd.                                 113,695       55,777       0.0%
    AcBel Polytech, Inc.                                         108,540       80,293       0.0%
    Accton Technology Corp.                                      173,929      277,742       0.0%
#   Acer, Inc.                                                   805,521      369,112       0.0%
    ACES Electronic Co., Ltd.                                     43,000       32,815       0.0%
    Achem Technology Corp.                                        82,579       28,216       0.0%
*   Acme Electronics Corp.                                        19,000        7,749       0.0%
    Acter Co., Ltd.                                               10,000       26,882       0.0%
    Actron Technology Corp.                                       29,000       95,020       0.0%
    Adlink Technology, Inc.                                       20,933       40,483       0.0%
    Advanced Ceramic X Corp.                                       8,000       63,972       0.0%
*   Advanced Connectek, Inc.                                      40,000       10,665       0.0%
#   Advanced Semiconductor Engineering, Inc.                     542,644      637,596       0.1%
    Advanced Semiconductor Engineering, Inc. ADR                  36,804      215,303       0.0%
#   Advanced Wireless Semiconductor Co.                           71,000      110,617       0.0%
    Advancetek Enterprise Co., Ltd.                               39,598       22,586       0.0%
#   Advantech Co., Ltd.                                           31,443      255,539       0.0%
*   AGV Products Corp.                                           165,413       39,417       0.0%
    Airtac International Group                                    28,500      226,629       0.0%
    Allis Electric Co., Ltd.                                       8,000        2,495       0.0%
    Alltek Technology Corp.                                       26,680       21,324       0.0%
    Alltop Technology Co., Ltd.                                   22,000       49,192       0.0%
    Alpha Networks, Inc.                                         115,200       66,282       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Altek Corp.                                                    117,648 $   84,095       0.0%
    Ambassador Hotel (The)                                          55,000     43,056       0.0%
    AMPOC Far-East Co., Ltd.                                        24,000     19,136       0.0%
    Anpec Electronics Corp.                                         26,402     24,000       0.0%
    Apacer Technology, Inc.                                         40,501     42,530       0.0%
*   APCB, Inc.                                                      39,000     27,641       0.0%
    Apex Biotechnology Corp.                                        31,226     41,198       0.0%
    Apex International Co., Ltd.                                    22,000     23,597       0.0%
    Apex Medical Corp.                                               7,000      7,697       0.0%
    Apex Science & Engineering                                      75,920     19,300       0.0%
    Arcadyan Technology Corp.                                       28,674     52,079       0.0%
    Ardentec Corp.                                                 202,120    150,532       0.0%
*   Arima Communications Corp.                                      58,708      9,152       0.0%
    Asia Cement Corp.                                              257,029    224,088       0.0%
*   Asia Optical Co., Inc.                                          98,000     90,406       0.0%
*   Asia Plastic Recycling Holding, Ltd.                            50,690     28,836       0.0%
    Asia Vital Components Co., Ltd.                                128,053     95,833       0.0%
    ASMedia Technology, Inc.                                         7,000     54,537       0.0%
    ASPEED Technology, Inc.                                          4,000     57,620       0.0%
    ASROCK, Inc.                                                     6,000      7,206       0.0%
    Asustek Computer, Inc.                                          36,502    319,548       0.0%
    Aten International Co., Ltd.                                    35,000     87,798       0.0%
    AU Optronics Corp.                                           3,746,980  1,423,173       0.1%
    AU Optronics Corp. Sponsored ADR                                19,522     73,793       0.0%
    Audix Corp.                                                     47,200     54,477       0.0%
    Aurora Corp.                                                    33,000     53,310       0.0%
    AV Tech Corp.                                                   12,000      8,229       0.0%
    AVY Precision Technology, Inc.                                  18,000     28,594       0.0%
    Bank of Kaohsiung Co., Ltd.                                    159,959     44,811       0.0%
    BenQ Materials Corp.                                            69,000     29,334       0.0%
    BES Engineering Corp.                                          415,000     70,659       0.0%
    Bioteque Corp.                                                  17,000     72,817       0.0%
#   Bizlink Holding, Inc.                                           34,326    173,769       0.0%
#   Boardtek Electronics Corp.                                      47,000     46,513       0.0%
*   C Sun Manufacturing, Ltd.                                       26,000     13,112       0.0%
#   Capital Securities Corp.                                       674,000    168,492       0.0%
    Career Technology MFG. Co., Ltd.                               147,000     93,739       0.0%
    Casetek Holdings, Ltd.                                          37,000    118,780       0.0%
#   Catcher Technology Co., Ltd.                                   114,360    895,204       0.1%
    Cathay Financial Holding Co., Ltd.                             689,692    892,583       0.1%
    Cathay Real Estate Development Co., Ltd.                       216,300    110,878       0.0%
    Central Reinsurance Co., Ltd.                                   28,560     12,487       0.0%
#   Chailease Holding Co., Ltd.                                    310,000    535,128       0.1%
*   Champion Building Materials Co., Ltd.                           74,526     16,409       0.0%
#   Chang Hwa Commercial Bank, Ltd.                                505,722    258,401       0.0%
    Chang Wah Electromaterials, Inc.                                15,913     74,821       0.0%
    Channel Well Technology Co., Ltd.                               85,000     81,376       0.0%
    Charoen Pokphand Enterprise                                     73,920    105,071       0.0%
    Chaun-Choung Technology Corp.                                   25,000    110,217       0.0%
    CHC Healthcare Group                                            19,000     26,324       0.0%
    CHC Resources Corp.                                             22,000     37,434       0.0%
    Chen Full International Co., Ltd.                               48,000     74,100       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Chenbro Micom Co., Ltd.                                         33,000 $   54,010       0.0%
#   Cheng Loong Corp.                                              309,360    112,133       0.0%
#   Cheng Shin Rubber Industry Co., Ltd.                           137,341    279,430       0.0%
#   Cheng Uei Precision Industry Co., Ltd.                         183,051    223,980       0.0%
    Chicony Electronics Co., Ltd.                                   69,042    176,400       0.0%
    Chicony Power Technology Co., Ltd.                              25,125     40,805       0.0%
    Chien Kuo Construction Co., Ltd.                                75,250     20,171       0.0%
#   Chilisin Electronics Corp.                                      45,560     99,493       0.0%
#   Chimei Materials Technology Corp.                              117,100     46,009       0.0%
#   Chin-Poon Industrial Co., Ltd.                                 143,126    274,086       0.0%
    China Airlines, Ltd.                                         1,138,019    344,296       0.0%
    China Bills Finance Corp.                                      313,000    125,437       0.0%
    China Chemical & Pharmaceutical Co., Ltd.                       99,000     55,787       0.0%
    China Development Financial Holding Corp.                    1,337,412    334,664       0.0%
    China Ecotek Corp.                                              11,000     15,668       0.0%
*   China Electric Manufacturing Corp.                              73,000     17,187       0.0%
    China General Plastics Corp.                                   131,983    105,489       0.0%
    China Glaze Co., Ltd.                                           26,047     10,748       0.0%
    China Life Insurance Co., Ltd.                                 786,488    724,956       0.1%
    China Metal Products                                           104,290    102,747       0.0%
    China Steel Chemical Corp.                                      27,000     92,665       0.0%
    China Steel Corp.                                              966,881    698,347       0.1%
    China Steel Structure Co., Ltd.                                 24,000     16,668       0.0%
    China Synthetic Rubber Corp.                                   185,544    145,609       0.0%
    China Wire & Cable Co., Ltd.                                    48,800     23,332       0.0%
    Chinese Maritime Transport, Ltd.                                31,570     24,158       0.0%
    Chipbond Technology Corp.                                      217,000    299,560       0.0%
#*  ChipMOS TECHNOLOGIES, Inc.                                      46,000     41,024       0.0%
    Chlitina Holding, Ltd.                                          19,000     83,176       0.0%
    Chong Hong Construction Co., Ltd.                               67,941    111,547       0.0%
    Chroma ATE, Inc.                                                65,560    166,173       0.0%
    Chun Yuan Steel                                                160,570     54,911       0.0%
*   Chung Hung Steel Corp.                                         221,212     50,524       0.0%
    Chung Hwa Pulp Corp.                                           145,629     41,310       0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.            194,000    108,790       0.0%
*   Chunghwa Picture Tubes, Ltd.                                   951,656     46,565       0.0%
    Chunghwa Telecom Co., Ltd.                                      74,727    255,877       0.0%
    Chunghwa Telecom Co., Ltd. Sponsored ADR                         3,011    102,826       0.0%
    Cleanaway Co., Ltd.                                              9,000     47,858       0.0%
    Clevo Co.                                                      158,401    144,945       0.0%
*   CMC Magnetics Corp.                                            893,101    105,080       0.0%
    CoAsia Microelectronics Corp.                                   65,094     28,121       0.0%
    Coland Holdings, Ltd.                                           11,000     16,193       0.0%
    Compal Electronics, Inc.                                     1,134,747    674,740       0.1%
#   Compeq Manufacturing Co., Ltd.                                 396,000    208,550       0.0%
    Continental Holdings Corp.                                     130,200     42,455       0.0%
    Coretronic Corp.                                               199,000    205,917       0.0%
    Coxon Precise Industrial Co., Ltd.                              40,000     38,163       0.0%
    CSBC Corp. Taiwan                                              132,740     55,026       0.0%
    CTBC Financial Holding Co., Ltd.                             1,901,655  1,022,697       0.1%
    CTCI Corp.                                                     134,444    197,292       0.0%
    Cub Elecparts, Inc.                                              5,802     53,225       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    CviLux Corp.                                                    15,600 $ 13,336       0.0%
    CyberPower Systems, Inc.                                         6,000   17,151       0.0%
    CyberTAN Technology, Inc.                                      152,424   91,147       0.0%
#   D-Link Corp.                                                   313,976  100,759       0.0%
    DA CIN Construction Co., Ltd.                                   36,000   21,543       0.0%
    Da-Li Development Co., Ltd.                                     33,929   21,288       0.0%
*   Danen Technology Corp.                                         236,000   54,236       0.0%
    Darfon Electronics Corp.                                        73,000   42,750       0.0%
    Darwin Precisions Corp.                                        146,000   56,472       0.0%
    De Licacy Industrial Co., Ltd.                                  42,623   35,117       0.0%
    Delpha Construction Co., Ltd.                                   53,321   22,368       0.0%
#   Delta Electronics, Inc.                                         47,699  251,115       0.0%
    Depo Auto Parts Ind Co., Ltd.                                   45,000  140,560       0.0%
    DFI, Inc.                                                       18,000   27,451       0.0%
    Dynacolor, Inc.                                                 17,000   22,618       0.0%
*   Dynamic Electronics Co., Ltd.                                   68,183   20,146       0.0%
    Dynapack International Technology Corp.                         57,000   74,567       0.0%
    E Ink Holdings, Inc.                                           375,000  317,833       0.0%
    E-Lead Electronic Co., Ltd.                                     42,000   39,046       0.0%
    E-Life Mall Corp.                                               18,000   34,451       0.0%
*   E-Ton Solar Tech Co., Ltd.                                     148,022   45,806       0.0%
#   E.Sun Financial Holding Co., Ltd.                            1,355,125  769,582       0.1%
*   Eastern Media International Corp.                              136,330   32,390       0.0%
#   Eclat Textile Co., Ltd.                                         35,435  401,515       0.0%
    Edimax Technology Co., Ltd.                                     52,313   16,811       0.0%
    Edison Opto Corp.                                               40,000   17,028       0.0%
    Edom Technology Co., Ltd.                                       54,162   30,160       0.0%
    eGalax_eMPIA Technology, Inc.                                   22,944   36,781       0.0%
#   Elan Microelectronics Corp.                                    118,000  133,467       0.0%
#   Elite Advanced Laser Corp.                                      41,760  151,833       0.0%
    Elite Material Co., Ltd.                                        84,162  234,304       0.0%
#   Elite Semiconductor Memory Technology, Inc.                    114,000  121,438       0.0%
    Elitegroup Computer Systems Co., Ltd.                          127,087   54,317       0.0%
    eMemory Technology, Inc.                                        13,000  137,724       0.0%
    ENG Electric Co., Ltd.                                          55,120   29,123       0.0%
    EnTie Commercial Bank Co., Ltd.                                165,000   62,941       0.0%
*   Episil Holdings, Inc.                                           65,500   20,721       0.0%
#*  Epistar Corp.                                                  397,743  270,059       0.0%
    Eson Precision Ind. Co., Ltd.                                   15,000   19,469       0.0%
#   Eternal Materials Co., Ltd.                                    202,612  213,547       0.0%
    Etron Technology, Inc.                                         155,000   59,507       0.0%
    Eva Airways Corp.                                              685,333  329,928       0.0%
    Everest Textile Co., Ltd.                                       69,000   36,159       0.0%
    Evergreen International Storage & Transport Corp.              209,000   84,701       0.0%
*   Evergreen Marine Corp. Taiwan, Ltd.                            445,812  166,498       0.0%
    Everlight Chemical Industrial Corp.                            115,155   72,844       0.0%
#   Everlight Electronics Co., Ltd.                                154,225  232,619       0.0%
    Excelsior Medical Co., Ltd.                                     46,172   65,928       0.0%
#   Far Eastern Department Stores, Ltd.                            390,249  206,831       0.0%
#   Far Eastern International Bank                                 920,839  261,854       0.0%
    Far Eastern New Century Corp.                                  396,625  306,886       0.0%
    Far EasTone Telecommunications Co., Ltd.                       116,000  274,121       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    Faraday Technology Corp.                                        62,637 $ 62,315       0.0%
    Farglory Land Development Co., Ltd.                            164,575  189,161       0.0%
    Federal Corp.                                                  173,567   74,255       0.0%
    Feedback Technology Corp.                                        9,000   17,385       0.0%
#   Feng Hsin Steel Co., Ltd.                                      122,000  161,685       0.0%
    Feng TAY Enterprise Co., Ltd.                                   44,953  187,506       0.0%
    First Financial Holding Co., Ltd.                            1,134,911  594,498       0.1%
    First Hotel                                                     59,805   31,275       0.0%
*   First Insurance Co., Ltd, (The)                                 35,000   12,534       0.0%
*   First Steamship Co., Ltd.                                      145,509   32,992       0.0%
#   FLEXium Interconnect, Inc.                                     117,689  334,660       0.0%
    Flytech Technology Co., Ltd.                                    18,312   60,295       0.0%
    FocalTech Systems Co., Ltd.                                     42,000   45,431       0.0%
    Formosa Advanced Technologies Co., Ltd.                         66,000   46,129       0.0%
    Formosa Chemicals & Fibre Corp.                                132,821  394,346       0.0%
    Formosa International Hotels Corp.                               9,246   51,843       0.0%
    Formosa Laboratories, Inc.                                      18,000   50,457       0.0%
    Formosa Petrochemical Corp.                                     37,000  123,538       0.0%
    Formosa Plastics Corp.                                         114,000  308,068       0.0%
    Formosan Rubber Group, Inc.                                    181,800   84,582       0.0%
    Formosan Union Chemical                                        113,167   60,588       0.0%
    Founding Construction & Development Co., Ltd.                   45,208   23,085       0.0%
    Foxconn Technology Co., Ltd.                                   178,136  516,383       0.1%
    Foxlink Image Technology Co., Ltd.                              30,000   14,393       0.0%
    Fubon Financial Holding Co., Ltd.                              543,019  768,322       0.1%
    Fulgent Sun International Holding Co., Ltd.                     17,382   34,253       0.0%
    Fulltech Fiber Glass Corp.                                     120,965   49,984       0.0%
    Fwusow Industry Co., Ltd.                                       69,625   34,080       0.0%
*   G Tech Optoelectronics Corp.                                    42,392   27,783       0.0%
    Gallant Precision Machining Co., Ltd.                           44,000   28,940       0.0%
    Gemtek Technology Corp.                                        125,348   72,142       0.0%
    General Interface Solution Holding, Ltd.                        31,000   82,603       0.0%
    General Plastic Industrial Co., Ltd.                            14,000   18,983       0.0%
*   Genesis Photonics, Inc.                                         79,059   11,479       0.0%
*   Genius Electronic Optical Co., Ltd.                             46,000   73,362       0.0%
    GeoVision, Inc.                                                 16,487   24,793       0.0%
    Getac Technology Corp.                                         159,000  206,511       0.0%
#   Giant Manufacturing Co., Ltd.                                   18,760  132,695       0.0%
#   Giantplus Technology Co., Ltd.                                 138,000   74,582       0.0%
    Gigabyte Technology Co., Ltd.                                  229,000  300,927       0.0%
    Gigasolar Materials Corp.                                        3,600   45,370       0.0%
#*  Gigastorage Corp.                                              155,450  111,573       0.0%
    Ginko International Co., Ltd.                                   12,000  111,895       0.0%
*   Gintech Energy Corp.                                           126,472   90,298       0.0%
*   Global Brands Manufacture, Ltd.                                122,000   42,110       0.0%
    Global Lighting Technologies, Inc.                              29,000   61,929       0.0%
    Global Mixed Mode Technology, Inc.                              17,000   37,590       0.0%
    Global Unichip Corp.                                            32,000   81,524       0.0%
    Globalwafers Co., Ltd.                                          29,000   71,477       0.0%
    Globe Union Industrial Corp.                                   129,075   63,523       0.0%
    Gloria Material Technology Corp.                               194,636  104,155       0.0%
*   Gold Circuit Electronics, Ltd.                                 171,000   57,606       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Goldsun Building Materials Co., Ltd.                           523,624 $  120,757       0.0%
    Gourmet Master Co., Ltd.                                        11,550    103,649       0.0%
#   Grand Pacific Petrochemical                                    366,000    204,023       0.0%
    Grand Plastic Technology Corp.                                   8,000     51,476       0.0%
    Grape King Bio, Ltd.                                            21,000    176,326       0.0%
    Great China Metal Industry                                      26,000     19,090       0.0%
    Great Taipei Gas Co., Ltd.                                      41,000     30,846       0.0%
    Great Wall Enterprise Co., Ltd.                                297,427    270,602       0.0%
    Greatek Electronics, Inc.                                      116,000    146,449       0.0%
#*  Green Energy Technology, Inc.                                  111,581     61,191       0.0%
    Green Seal Holding, Ltd.                                        18,000     95,488       0.0%
*   GTM Holdings Corp.                                              27,000     12,912       0.0%
    Hannstar Board Corp.                                           166,096     79,924       0.0%
#*  HannStar Display Corp.                                       1,058,135    264,843       0.0%
*   HannsTouch Solution, Inc.                                      181,465     44,495       0.0%
    Hanpin Electron Co., Ltd.                                       20,000     28,770       0.0%
*   Harvatek Corp.                                                  58,239     17,252       0.0%
    Hey Song Corp.                                                  83,500     85,389       0.0%
    Highwealth Construction Corp.                                  241,478    357,623       0.0%
    Hiroca Holdings, Ltd.                                           12,795     44,577       0.0%
    Hitron Technology, Inc.                                         97,000     63,512       0.0%
#   Hiwin Technologies Corp.                                        37,077    163,452       0.0%
*   Ho Tung Chemical Corp.                                         271,873     66,710       0.0%
    Hocheng Corp.                                                   66,000     16,754       0.0%
    Holiday Entertainment Co., Ltd.                                 12,000     18,734       0.0%
    Holtek Semiconductor, Inc.                                      63,000     99,463       0.0%
    Holy Stone Enterprise Co., Ltd.                                 69,878     70,449       0.0%
#   Hon Hai Precision Industry Co., Ltd.                         1,170,472  3,161,635       0.2%
    Hon Hai Precision Industry Co., Ltd. GDR                        48,989    264,313       0.0%
    Hong YI Fiber Industry Co.                                      28,000     17,217       0.0%
*   Horizon Securities Co., Ltd.                                   142,000     25,315       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                         21,665     90,540       0.0%
    Hotai Motor Co., Ltd.                                           28,000    325,250       0.0%
    Hsin Kuang Steel Co., Ltd.                                      73,000     43,142       0.0%
    Hsin Yung Chien Co., Ltd.                                        8,800     21,968       0.0%
#*  HTC Corp.                                                      180,522    527,287       0.1%
#   Hu Lane Associate, Inc.                                         27,431    120,882       0.0%
*   HUA ENG Wire & Cable Co., Ltd.                                  39,000      9,386       0.0%
    Hua Nan Financial Holdings Co., Ltd.                           901,452    457,764       0.0%
#   Huaku Development Co., Ltd.                                    118,540    208,653       0.0%
    Huang Hsiang Construction Corp.                                 49,000     59,888       0.0%
    Hung Poo Real Estate Development Corp.                         116,695     95,957       0.0%
    Hung Sheng Construction, Ltd.                                  165,500     89,286       0.0%
    Hwa Fong Rubber Co., Ltd.                                       97,304     31,414       0.0%
*   I-Chiun Precision Industry Co., Ltd.                            61,000     16,381       0.0%
    I-Sheng Electric Wire & Cable Co., Ltd.                         40,000     55,739       0.0%
    Ibase Technology, Inc.                                          56,202    116,827       0.0%
*   Ichia Technologies, Inc.                                       139,000     61,514       0.0%
    Ideal Bike Corp.                                                53,000     18,047       0.0%
    IEI Integration Corp.                                           60,000     89,274       0.0%
    Innolux Corp.                                                1,969,685    663,051       0.1%
*   Inotera Memories, Inc.                                         623,634    583,208       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
TAIWAN -- (Continued)
    Inpaq Technology Co., Ltd.                                    27,000 $ 19,646       0.0%
    International Games System Co., Ltd.                          10,000   56,157       0.0%
    Inventec Corp.                                               576,945  450,438       0.0%
    Iron Force Industrial Co., Ltd.                                6,000   36,542       0.0%
    ITE Technology, Inc.                                          53,193   49,286       0.0%
    ITEQ Corp.                                                    79,835   86,403       0.0%
    Jentech Precision Industrial Co., Ltd.                        23,000   35,951       0.0%
    Jess-Link Products Co., Ltd.                                  60,000   49,669       0.0%
#   Jih Sun Financial Holdings Co., Ltd.                         593,317  123,609       0.0%
    Johnson Health Tech Co., Ltd.                                 17,959   26,093       0.0%
    K Laser Technology, Inc.                                      36,000   19,401       0.0%
    Kaori Heat Treatment Co., Ltd.                                15,147   27,319       0.0%
    Kaulin Manufacturing Co., Ltd.                                16,000    8,155       0.0%
    KD Holding Corp.                                               7,000   38,895       0.0%
    KEE TAI Properties Co., Ltd.                                 186,790   59,723       0.0%
    Kenda Rubber Industrial Co., Ltd.                            162,825  248,715       0.0%
    Kenmec Mechanical Engineering Co., Ltd.                       68,000   25,172       0.0%
    Kerry TJ Logistics Co., Ltd.                                  38,000   49,842       0.0%
    Kindom Construction Corp.                                    215,000  105,893       0.0%
    King Slide Works Co., Ltd.                                     9,000  110,237       0.0%
    King Yuan Electronics Co., Ltd.                              479,545  421,802       0.0%
    King's Town Bank Co., Ltd.                                   302,000  247,011       0.0%
    Kinik Co.                                                     44,000   72,679       0.0%
*   Kinko Optical Co., Ltd.                                       62,000   47,085       0.0%
    Kinpo Electronics                                            563,000  211,045       0.0%
    Kinsus Interconnect Technology Corp.                          96,000  221,535       0.0%
    KMC Kuei Meng International, Inc.                             10,316   35,749       0.0%
    KS Terminals, Inc.                                            47,162   53,091       0.0%
    Kung Long Batteries Industrial Co., Ltd.                      26,000  121,706       0.0%
*   Kung Sing Engineering Corp.                                   91,000   28,784       0.0%
    Kuo Toong International Co., Ltd.                             90,103   49,155       0.0%
    Kuoyang Construction Co., Ltd.                               147,387   57,920       0.0%
    Kwong Fong Industries Corp.                                   54,350   43,968       0.0%
    Kwong Lung Enterprise Co., Ltd.                               19,000   28,647       0.0%
    KYE Systems Corp.                                             72,910   20,799       0.0%
    L&K Engineering Co., Ltd.                                     74,000   57,902       0.0%
    LAN FA Textile                                                88,922   23,497       0.0%
    Lanner Electronics, Inc.                                      44,294   60,867       0.0%
    Largan Precision Co., Ltd.                                     5,000  589,876       0.1%
    LCY Chemical Corp.                                           117,286  143,095       0.0%
    Leader Electronics, Inc.                                      40,000   13,373       0.0%
    Lealea Enterprise Co., Ltd.                                  259,933   66,486       0.0%
    LEE CHI Enterprises Co., Ltd.                                 96,000   30,710       0.0%
    Lelon Electronics Corp.                                       29,750   36,849       0.0%
    Leofoo Development Co., Ltd.                                  72,917   19,736       0.0%
*   LES Enphants Co., Ltd.                                        81,000   32,068       0.0%
    Lextar Electronics Corp.                                     245,500  101,696       0.0%
*   Li Peng Enterprise Co., Ltd.                                 295,366   66,375       0.0%
    Lian HWA Food Corp.                                            8,746    8,176       0.0%
#   Lien Hwa Industrial Corp.                                    231,624  156,964       0.0%
    Lingsen Precision Industries, Ltd.                           142,000   50,093       0.0%
    Lite-On Semiconductor Corp.                                   73,448   51,553       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    Lite-On Technology Corp.                                       590,164 $846,060       0.1%
    Long Bon International Co., Ltd.                               155,000   80,046       0.0%
#   Long Chen Paper Co., Ltd.                                      234,461  111,292       0.0%
    Longwell Co.                                                    41,000   36,002       0.0%
    Lotes Co., Ltd.                                                 15,000   38,140       0.0%
    Lumax International Corp., Ltd.                                 26,705   42,339       0.0%
    Lung Yen Life Service Corp.                                     31,000   52,764       0.0%
#   LuxNet Corp.                                                    24,000   23,266       0.0%
    Macauto Industrial Co., Ltd.                                     8,000   46,376       0.0%
    Macroblock, Inc.                                                 4,000    8,887       0.0%
*   Macronix International                                       1,137,909  157,352       0.0%
    Mag Layers Scientific-Technics Co., Ltd.                        24,000   39,493       0.0%
#   Makalot Industrial Co., Ltd.                                    52,630  207,131       0.0%
    Marketech International Corp.                                   45,000   38,558       0.0%
    Masterlink Securities Corp.                                    423,802  107,591       0.0%
    Materials Analysis Technology, Inc.                              1,935      509       0.0%
    Materials Analysis Technology, Inc.                             16,000   40,333       0.0%
*   Mayer Steel Pipe Corp.                                          29,700   11,995       0.0%
    MediaTek, Inc.                                                  79,048  599,176       0.1%
    Mega Financial Holding Co., Ltd.                               984,365  672,995       0.1%
    Mercuries & Associates Holding, Ltd.                           113,738   69,888       0.0%
*   Mercuries Life Insurance Co., Ltd.                             273,270  131,451       0.0%
    Merida Industry Co., Ltd.                                       36,790  169,534       0.0%
    Merry Electronics Co., Ltd.                                     63,734  245,724       0.0%
    Micro-Star International Co., Ltd.                             263,394  757,731       0.1%
*   Microbio Co., Ltd.                                              89,881   66,519       0.0%
*   Microelectronics Technology, Inc.                               43,606   36,832       0.0%
    Microlife Corp.                                                 17,000   39,090       0.0%
    MIN AIK Technology Co., Ltd.                                    80,000   93,909       0.0%
#   Mirle Automation Corp.                                          48,830   61,953       0.0%
    Mobiletron Electronics Co., Ltd.                                32,600   40,994       0.0%
*   Motech Industries, Inc.                                        132,000  127,338       0.0%
    MPI Corp.                                                       21,000   52,851       0.0%
    Nak Sealing Technologies Corp.                                  18,000   47,017       0.0%
    Namchow Chemical Industrial Co., Ltd.                           74,000  157,556       0.0%
#   Nan Kang Rubber Tire Co., Ltd.                                 118,183  108,946       0.0%
    Nan Liu Enterprise Co., Ltd.                                     7,000   29,674       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                        50,000   11,977       0.0%
#   Nan Ya Plastics Corp.                                          148,187  307,743       0.0%
    Nan Ya Printed Circuit Board Corp.                              91,214   68,876       0.0%
    Nantex Industry Co., Ltd.                                       94,687   68,734       0.0%
    Nanya Technology Corp.                                          86,110  111,626       0.0%
    National Petroleum Co., Ltd.                                    67,000   77,599       0.0%
#*  Neo Solar Power Corp.                                          299,548  152,974       0.0%
    New Era Electronics Co., Ltd.                                   16,000   11,243       0.0%
*   Newmax Technology Co., Ltd.                                     12,523    7,279       0.0%
    Nexcom International Co., Ltd.                                   5,000    4,979       0.0%
    Nichidenbo Corp.                                                24,696   19,094       0.0%
    Nien Hsing Textile Co., Ltd.                                    96,271   72,045       0.0%
    Novatek Microelectronics Corp.                                 113,000  423,092       0.0%
    Nuvoton Technology Corp.                                        19,000   21,945       0.0%
*   Ocean Plastics Co., Ltd.                                        29,000   23,381       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
TAIWAN -- (Continued)
    OptoTech Corp.                                               184,000 $   77,512       0.0%
*   Orient Semiconductor Electronics, Ltd.                       226,000     81,556       0.0%
#   Oriental Union Chemical Corp.                                212,992    132,984       0.0%
    P-Duke Technology Co., Ltd.                                   17,000     34,845       0.0%
#   Pacific Hospital Supply Co., Ltd.                             24,000     67,818       0.0%
    Paiho Shih Holdings Corp.                                     36,300     43,495       0.0%
    Pan Jit International, Inc.                                  158,940     74,809       0.0%
    Parade Technologies, Ltd.                                     11,000    123,774       0.0%
    Paragon Technologies Co., Ltd.                                20,423     15,396       0.0%
    PChome Online, Inc.                                           14,545    157,931       0.0%
    Pegatron Corp.                                               408,261  1,099,356       0.1%
    Pharmally International Holding Co., Ltd.                      2,000     30,142       0.0%
*   Phihong Technology Co., Ltd.                                  71,000     22,217       0.0%
    Phison Electronics Corp.                                      39,000    276,070       0.0%
    Phoenix Tours International, Inc.                              7,350      8,236       0.0%
    Pixart Imaging, Inc.                                           7,000     15,150       0.0%
    Polytronics Technology Corp.                                  23,000     43,706       0.0%
    Portwell, Inc.                                                35,000     46,654       0.0%
    Posiflex Technology, Inc.                                      8,529     50,199       0.0%
    Pou Chen Corp.                                               294,528    397,398       0.0%
    Power Quotient International Co., Ltd.                        50,000     15,096       0.0%
    Powertech Technology, Inc.                                   208,900    596,034       0.1%
    Poya International Co., Ltd.                                   9,343    135,818       0.0%
    President Chain Store Corp.                                   25,768    192,529       0.0%
#   President Securities Corp.                                   360,578    125,427       0.0%
    Primax Electronics, Ltd.                                     127,000    200,853       0.0%
*   Prime Electronics & Satellitics, Inc.                         29,400      8,697       0.0%
#   Prince Housing & Development Corp.                           469,000    148,504       0.0%
    Promate Electronic Co., Ltd.                                  59,000     59,621       0.0%
    Promise Technology, Inc.                                      34,874     15,991       0.0%
    Prosperity Dielectrics Co., Ltd.                              72,000     38,963       0.0%
#   Qisda Corp.                                                  715,875    301,167       0.0%
    Qualipoly Chemical Corp.                                      41,474     44,425       0.0%
    Quanta Computer, Inc.                                        285,007    576,560       0.1%
*   Quintain Steel Co., Ltd.                                      62,050     16,567       0.0%
    Radiant Opto-Electronics Corp.                               123,782    208,682       0.0%
#*  Radium Life Tech Co., Ltd.                                   285,030     80,810       0.0%
    Ralec Electronic Corp.                                         8,000     12,072       0.0%
    Realtek Semiconductor Corp.                                   60,098    203,560       0.0%
    Rechi Precision Co., Ltd.                                    117,185    133,598       0.0%
    Rich Development Co., Ltd.                                   222,814     61,353       0.0%
#*  Ritek Corp.                                                  774,055    133,518       0.0%
    Rotam Global Agrosciences, Ltd.                               21,319     24,770       0.0%
#*  Ruentex Development Co., Ltd.                                187,585    216,486       0.0%
    Ruentex Engineering & Construction Co.                        13,000     15,026       0.0%
#   Ruentex Industries, Ltd.                                     101,501    163,396       0.0%
    Run Long Construction Co., Ltd.                               49,204     51,211       0.0%
    Sampo Corp.                                                  174,000    108,225       0.0%
    San Fang Chemical Industry Co., Ltd.                          60,648     66,828       0.0%
    San Far Property, Ltd.                                        44,745     16,328       0.0%
    San Shing Fastech Corp.                                       26,565     46,345       0.0%
    Sanyang Motor Co., Ltd.                                      227,900    145,873       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    SCI Pharmtech, Inc.                                              9,450 $ 24,295       0.0%
    Scientech Corp.                                                  8,000   15,258       0.0%
    SDI Corp.                                                       35,000   43,953       0.0%
    Senao International Co., Ltd.                                   39,000   61,724       0.0%
    Senao Networks, Inc.                                             9,000   37,568       0.0%
    Sercomm Corp.                                                   78,000  183,230       0.0%
    Sesoda Corp.                                                    44,972   36,386       0.0%
    Sheng Yu Steel Co., Ltd.                                        61,000   55,957       0.0%
    ShenMao Technology, Inc.                                        14,922   14,273       0.0%
    Shih Her Technologies, Inc.                                     21,000   21,559       0.0%
*   Shih Wei Navigation Co., Ltd.                                   87,254   24,779       0.0%
    Shihlin Electric & Engineering Corp.                            31,000   39,845       0.0%
*   Shihlin Paper Corp.                                             16,000   15,216       0.0%
#*  Shin Kong Financial Holding Co., Ltd.                        2,230,176  483,351       0.1%
    Shin Zu Shing Co., Ltd.                                         53,549  161,237       0.0%
    Shinih Enterprise Co., Ltd.                                     24,000   17,019       0.0%
*   Shining Building Business Co., Ltd.                            120,062   37,950       0.0%
    Shinkong Insurance Co., Ltd.                                    75,000   56,499       0.0%
    Shinkong Synthetic Fibers Corp.                                499,799  133,162       0.0%
    Shinkong Textile Co., Ltd.                                      59,000   71,968       0.0%
    ShunSin Technology Holding, Ltd.                                17,000   59,878       0.0%
*   Shuttle, Inc.                                                  166,000   42,610       0.0%
    Sigurd Microelectronics Corp.                                  156,000  116,489       0.0%
    Silergy Corp.                                                    5,000   72,849       0.0%
    Siliconware Precision Industries Co., Ltd.                      98,033  148,278       0.0%
    Simplo Technology Co., Ltd.                                     84,000  259,084       0.0%
    Sinbon Electronics Co., Ltd.                                    75,616  169,984       0.0%
    Sincere Navigation Corp.                                       129,125   72,125       0.0%
    Sinher Technology, Inc.                                         24,000   43,411       0.0%
    Sinmag Equipment Corp.                                           8,649   40,545       0.0%
#   Sino-American Silicon Products, Inc.                           224,000  240,792       0.0%
    Sinon Corp.                                                    145,000   70,271       0.0%
    SinoPac Financial Holdings Co., Ltd.                         2,105,417  606,821       0.1%
    Sinphar Pharmaceutical Co., Ltd.                                34,977   28,284       0.0%
    Sinyi Realty, Inc.                                              34,262   31,350       0.0%
    Sirtec International Co., Ltd.                                  76,000   95,295       0.0%
    Sitronix Technology Corp.                                       33,000  122,112       0.0%
    Siward Crystal Technology Co., Ltd.                             48,000   30,460       0.0%
*   Solar Applied Materials Technology Co.                         103,000   21,419       0.0%
*   Solartech Energy Corp.                                         120,296   60,274       0.0%
    Sonix Technology Co., Ltd.                                      63,000   64,450       0.0%
    Southeast Cement Co., Ltd.                                      33,000   15,791       0.0%
    Sporton International, Inc.                                     15,855   75,736       0.0%
    St Shine Optical Co., Ltd.                                       9,000  189,145       0.0%
    Standard Chemical & Pharmaceutical Co., Ltd.                    20,330   21,105       0.0%
    Standard Foods Corp.                                            45,196  111,692       0.0%
    Stark Technology, Inc.                                          41,000   33,721       0.0%
    Sunonwealth Electric Machine Industry Co., Ltd.                 86,000   63,584       0.0%
    Sunrex Technology Corp.                                         57,993   34,830       0.0%
    Sunspring Metal Corp.                                           47,000   61,355       0.0%
    Supreme Electronics Co., Ltd.                                  168,305  121,106       0.0%
    Swancor Holding Co., Ltd.                                       20,000   47,279       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Sweeten Real Estate Development Co., Ltd.                       27,052 $   12,555       0.0%
    Syncmold Enterprise Corp.                                       43,000     71,859       0.0%
    Synnex Technology International Corp.                          284,810    303,452       0.0%
    Sysage Technology Co., Ltd.                                     13,860     11,464       0.0%
    Systex Corp.                                                    76,000    127,766       0.0%
    T-Mac Techvest PCB Co., Ltd.                                    42,000     16,023       0.0%
#   TA Chen Stainless Pipe                                         205,678    108,115       0.0%
    Ta Chong Securities Co., Ltd.                                  108,000     26,268       0.0%
    Ta Yih Industrial Co., Ltd.                                     16,000     40,009       0.0%
    TA-I Technology Co., Ltd.                                       25,752     15,558       0.0%
    Tah Hsin Industrial Corp.                                        9,900      7,867       0.0%
*   Tai Tung Communication Co., Ltd.                                38,000     21,254       0.0%
    Taichung Commercial Bank Co., Ltd.                             841,355    239,537       0.0%
    TaiDoc Technology Corp.                                         10,499     37,034       0.0%
    Taiflex Scientific Co., Ltd.                                    83,640     79,435       0.0%
    Taimide Tech, Inc.                                              22,050     25,029       0.0%
    Tainan Enterprises Co., Ltd.                                    21,000     19,403       0.0%
#   Tainan Spinning Co., Ltd.                                      459,171    176,136       0.0%
    Tainergy Tech Co., Ltd.                                         38,000     18,092       0.0%
    Taishin Financial Holding Co., Ltd.                            842,045    307,829       0.0%
*   Taisun Enterprise Co., Ltd.                                     47,741     25,469       0.0%
*   Taita Chemical Co., Ltd.                                        60,424     15,538       0.0%
    Taiwan Acceptance Corp.                                         48,000    110,319       0.0%
#   Taiwan Business Bank                                         1,275,526    322,182       0.0%
    Taiwan Cement Corp.                                            508,137    608,631       0.1%
    Taiwan Chinsan Electronic Industrial Co., Ltd.                  35,000     57,372       0.0%
    Taiwan Cogeneration Corp.                                      104,993     76,489       0.0%
    Taiwan Cooperative Financial Holding Co., Ltd.                 941,358    412,576       0.0%
    Taiwan FamilyMart Co., Ltd.                                      2,000     14,130       0.0%
    Taiwan Fertilizer Co., Ltd.                                    234,000    313,029       0.0%
    Taiwan Fire & Marine Insurance Co., Ltd.                        50,040     29,323       0.0%
    Taiwan FU Hsing Industrial Co., Ltd.                            32,000     40,346       0.0%
*   Taiwan Glass Industry Corp.                                    349,672    146,081       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                          104,421    171,137       0.0%
    Taiwan Hopax Chemicals Manufacturing Co., Ltd.                  85,000     50,788       0.0%
    Taiwan Land Development Corp.                                  270,640     84,503       0.0%
    Taiwan Line Tek Electronic                                      11,337      7,182       0.0%
    Taiwan Mobile Co., Ltd.                                         39,800    139,254       0.0%
    Taiwan Navigation Co., Ltd.                                     34,000     12,654       0.0%
    Taiwan Paiho, Ltd.                                              80,892    274,969       0.0%
    Taiwan PCB Techvest Co., Ltd.                                  140,800    137,434       0.0%
*   Taiwan Prosperity Chemical Corp.                                40,000     20,291       0.0%
*   Taiwan Pulp & Paper Corp.                                       93,280     30,130       0.0%
    Taiwan Sakura Corp.                                             58,140     66,969       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                 12,750      9,841       0.0%
    Taiwan Secom Co., Ltd.                                          22,330     64,014       0.0%
#   Taiwan Semiconductor Co., Ltd.                                 108,000    121,074       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                   454,465  2,727,404       0.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR     116,749  3,630,894       0.2%
    Taiwan Shin Kong Security Co., Ltd.                             63,630     80,298       0.0%
    Taiwan Styrene Monomer                                         203,833    107,603       0.0%
    Taiwan Surface Mounting Technology Corp.                       100,867     83,999       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
    Taiwan TEA Corp.                                               287,704 $  125,353       0.0%
    Taiwan Union Technology Corp.                                   86,000     95,135       0.0%
    Taiyen Biotech Co., Ltd.                                        48,000     45,835       0.0%
#*  Tatung Co., Ltd.                                               895,452    235,397       0.0%
    Te Chang Construction Co., Ltd.                                 27,720     19,539       0.0%
    Teco Electric and Machinery Co., Ltd.                          469,000    415,795       0.0%
    Test Research, Inc.                                             66,532     84,236       0.0%
    Test Rite International Co., Ltd.                              119,389     73,551       0.0%
*   Tex-Ray Industrial Co., Ltd.                                    59,000     23,743       0.0%
    Thinking Electronic Industrial Co., Ltd.                        15,000     29,303       0.0%
    Thye Ming Industrial Co., Ltd.                                  45,850     44,784       0.0%
#   Ton Yi Industrial Corp.                                        291,200    124,945       0.0%
    Tong Hsing Electronic Industries, Ltd.                          38,000    131,038       0.0%
    Tong Yang Industry Co., Ltd.                                   171,041    397,991       0.0%
    Tong-Tai Machine & Tool Co., Ltd.                               76,160     54,267       0.0%
    TOPBI International Holdings, Ltd.                              11,000     54,438       0.0%
    Topco Scientific Co., Ltd.                                      45,480    116,642       0.0%
    Topkey Corp.                                                     6,000     18,634       0.0%
    Topoint Technology Co., Ltd.                                    47,494     29,881       0.0%
    Toung Loong Textile Manufacturing                               14,000     38,349       0.0%
#*  TPK Holding Co., Ltd.                                          116,000    184,920       0.0%
*   Transasia Airways Corp.                                         40,399      7,864       0.0%
    Transcend Information, Inc.                                     45,483    125,613       0.0%
    Tripod Technology Corp.                                        193,970    459,188       0.0%
    TrueLight Corp.                                                 30,800     53,206       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                 12,913     12,000       0.0%
    TSC Auto ID Technology Co., Ltd.                                 3,300     24,007       0.0%
    TSRC Corp.                                                     156,717    161,734       0.0%
    Ttet Union Corp.                                                10,000     26,794       0.0%
    TTY Biopharm Co., Ltd.                                          16,267     61,165       0.0%
    Tung Ho Steel Enterprise Corp.                                 279,254    178,041       0.0%
#   Tung Thih Electronic Co., Ltd.                                  20,492    298,984       0.0%
    TURVO International Co., Ltd.                                    5,776     14,891       0.0%
    TXC Corp.                                                      118,411    165,175       0.0%
    TYC Brother Industrial Co., Ltd.                                67,000     69,040       0.0%
*   Tycoons Group Enterprise                                       127,354     17,922       0.0%
    Tyntek Corp.                                                   103,167     39,136       0.0%
    U-Ming Marine Transport Corp.                                  151,000    104,561       0.0%
#   Uni-President Enterprises Corp.                                366,948    708,961       0.1%
    Unimicron Technology Corp.                                     530,356    219,032       0.0%
    Union Bank Of Taiwan                                           350,103     96,933       0.0%
    Union Insurance Co., Ltd.                                        5,324      1,982       0.0%
    Unitech Printed Circuit Board Corp.                            219,629     68,983       0.0%
#   United Microelectronics Corp.                                3,042,453  1,132,413       0.1%
#   United Orthopedic Corp.                                         23,000     47,846       0.0%
#   Unity Opto Technology Co., Ltd.                                 91,929     43,646       0.0%
    Universal Cement Corp.                                         127,408     98,975       0.0%
*   Unizyx Holding Corp.                                           133,000     59,295       0.0%
#   UPC Technology Corp.                                           319,472    112,150       0.0%
    USI Corp.                                                      357,518    174,151       0.0%
    Usun Technology Co., Ltd.                                       22,000     30,532       0.0%
    Vanguard International Semiconductor Corp.                     129,000    262,629       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
TAIWAN -- (Continued)
    Victory New Materials, Ltd. Co.                                 14,000 $ 25,346       0.0%
    Viking Tech Corp.                                               27,000   19,155       0.0%
    Visual Photonics Epitaxy Co., Ltd.                              56,475   75,585       0.0%
    Vivotek, Inc.                                                   21,697   53,552       0.0%
    Voltronic Power Technology Corp.                                 2,100   31,488       0.0%
*   Wafer Works Corp.                                              185,958   51,370       0.0%
    Wah Hong Industrial Corp.                                        3,423    2,135       0.0%
    Wah Lee Industrial Corp.                                        62,000   88,417       0.0%
#   Walsin Lihwa Corp.                                           1,305,000  456,544       0.0%
    Walton Advanced Engineering, Inc.                               69,385   24,844       0.0%
    Wan Hai Lines, Ltd.                                            271,557  133,615       0.0%
*   Wei Chuan Foods Corp.                                           93,000   52,725       0.0%
    Wei Mon Industry Co., Ltd.                                      51,912      278       0.0%
    Weikeng Industrial Co., Ltd.                                    95,448   52,442       0.0%
    Well Shin Technology Co., Ltd.                                  44,000   65,411       0.0%
#   Win Semiconductors Corp.                                       102,868  285,681       0.0%
    Winbond Electronics Corp.                                    1,176,000  369,242       0.0%
    Wintek Corp.                                                   312,087    3,393       0.0%
    Wisdom Marine Lines Co., Ltd.                                  115,927  104,967       0.0%
#   Wistron Corp.                                                  705,078  531,272       0.1%
#   Wistron NeWeb Corp.                                             75,555  210,253       0.0%
    Wowprime Corp.                                                  18,000   65,848       0.0%
    WPG Holdings, Ltd.                                             398,301  466,234       0.1%
    WT Microelectronics Co., Ltd.                                  182,344  258,233       0.0%
    WUS Printed Circuit Co., Ltd.                                   85,000   47,364       0.0%
    XAC Automation Corp.                                            21,000   30,972       0.0%
    XPEC Entertainment, Inc.                                         5,612    2,076       0.0%
    Xxentria Technology Materials Corp.                             29,306   76,734       0.0%
    Yageo Corp.                                                    154,395  310,727       0.0%
*   Yang Ming Marine Transport Corp.                               527,558  117,062       0.0%
    YC Co., Ltd.                                                   116,277   44,190       0.0%
    YC INOX Co., Ltd.                                              112,200   81,461       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                    16,432   64,564       0.0%
#   YFY, Inc.                                                      469,000  138,113       0.0%
    Yi Jinn Industrial Co., Ltd.                                    73,000   23,077       0.0%
*   Yieh Phui Enterprise Co., Ltd.                                 347,110  134,097       0.0%
    Yonyu Plastics Co., Ltd.                                        36,400   40,222       0.0%
    Young Optics, Inc.                                               9,000    7,607       0.0%
    Youngtek Electronics Corp.                                      51,120   73,613       0.0%
    Yuanta Financial Holding Co., Ltd.                           1,410,991  526,663       0.1%
    Yulon Motor Co., Ltd.                                          249,223  218,070       0.0%
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.                32,000   78,789       0.0%
    Yungshin Construction & Development Co., Ltd.                   24,000   18,226       0.0%
    YungShin Global Holding Corp.                                   40,950   60,855       0.0%
    Yungtay Engineering Co., Ltd.                                  126,000  177,616       0.0%
    Zeng Hsing Industrial Co., Ltd.                                 21,423  103,391       0.0%
    Zenitron Corp.                                                  87,000   46,833       0.0%
#   Zhen Ding Technology Holding, Ltd.                             135,650  308,588       0.0%
    Zig Sheng Industrial Co., Ltd.                                 138,543   35,411       0.0%
#   Zinwell Corp.                                                   77,000   87,695       0.0%
    Zippy Technology Corp.                                          39,000   41,168       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
TAIWAN -- (Continued)
    ZongTai Real Estate Development Co., Ltd.                       60,753 $    33,979       0.0%
                                                                           -----------       ---
TOTAL TAIWAN                                                                89,363,692       3.7%
                                                                           -----------       ---
THAILAND -- (0.6%)
    Advanced Info Service PCL                                       25,300     110,967       0.0%
    Advanced Information Technology PCL Class F                     27,600      19,558       0.0%
    Airports of Thailand PCL                                        21,100     229,705       0.0%
    AJ Plast PCL                                                    42,900       9,377       0.0%
    Amata Corp. PCL                                                229,600      76,101       0.0%
    Ananda Development PCL                                         520,700      73,498       0.0%
    AP Thailand PCL                                                542,404     110,038       0.0%
*   Asia Aviation PCL                                              627,800     126,466       0.0%
    Asia Plus Group Holdings PCL                                   247,700      24,064       0.0%
    Asian Insulators PCL                                           416,640       3,192       0.0%
    Bangchak Petroleum PCL (The)                                   173,300     149,791       0.0%
    Bangkok Aviation Fuel Services PCL                              67,650      71,521       0.0%
    Bangkok Bank PCL                                                26,400     120,317       0.0%
    Bangkok Chain Hospital PCL                                     245,675      92,661       0.0%
    Bangkok Dusit Medical Services PCL Class F                     297,700     193,944       0.0%
    Bangkok Expressway & Metro PCL                                 969,402     206,359       0.0%
    Bangkok Land PCL                                             3,640,700     164,363       0.0%
    Bangkok Life Assurance PCL                                      78,400     111,448       0.0%
    Banpu PCL(6368348)                                             204,750     107,063       0.0%
    Banpu PCL(BJFHBT4)                                             137,700      72,003       0.0%
    Beauty Community PCL                                           119,700      38,991       0.0%
    BEC World PCL                                                  135,800      79,546       0.0%
    Berli Jucker PCL                                               230,000     346,668       0.1%
    BJC Heavy Industries PCL Class F                               114,800      20,173       0.0%
    Bumrungrad Hospital PCL                                         20,000     104,579       0.0%
    Cal-Comp Electronics Thailand PCL Class F                      604,518      43,528       0.0%
    Carabao Group PCL Class F                                       35,800      70,582       0.0%
    Central Pattana PCL                                            136,400     218,256       0.0%
    Central Plaza Hotel PCL                                        177,700     192,945       0.0%
    CH Karnchang PCL                                                53,300      44,928       0.0%
    Charoen Pokphand Foods PCL                                     407,900     367,136       0.1%
*   Christiani & Nielsen Thai Class F                               85,000       9,132       0.0%
    Chularat Hospital PCL Class F                                  686,800      55,340       0.0%
    CK Power PCL                                                   411,300      41,603       0.0%
*   Country Group Development PCL                                  645,200      18,804       0.0%
    Country Group Holdings PCL Class F                             258,600      11,453       0.0%
    CP ALL PCL                                                      78,500     136,263       0.0%
    Delta Electronics Thailand PCL                                  70,200     157,460       0.0%
    Dhipaya Insurance PCL                                           49,900      59,884       0.0%
    Diamond Building Products PCL                                    8,300       1,181       0.0%
    Dynasty Ceramic PCL                                            508,800      64,840       0.0%
    Eastern Polymer Group PCL Class F                              155,800      60,099       0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                      230,000      76,891       0.0%
    Electricity Generating PCL                                      22,300     124,252       0.0%
    Energy Absolute PCL                                             45,100      36,405       0.0%
    Erawan Group PCL (The)                                         152,700      19,634       0.0%
*   Esso Thailand PCL                                              497,400     143,546       0.0%
    GFPT PCL                                                       173,500      75,354       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
THAILAND -- (Continued)
    Global Power Synergy Co., Ltd. Class F                          66,600 $   67,556       0.0%
    Glow Energy PCL                                                 46,000    101,207       0.0%
    Golden Land Property Development PCL                            70,800     11,835       0.0%
    Grand Canal Land PCL                                           102,200      7,242       0.0%
    Hana Microelectronics PCL                                      108,900     99,573       0.0%
    Home Product Center PCL                                        427,857    123,476       0.0%
    Ichitan Group PCL                                               66,800     20,996       0.0%
    Indorama Ventures PCL                                          343,300    286,921       0.1%
    Inter Far East Energy Corp. Class F                            371,200     45,820       0.0%
    Intouch Holdings PCL                                            37,900     57,396       0.0%
    IRPC PCL                                                     1,483,800    202,659       0.0%
*   Italian-Thai Development PCL                                   540,854     76,652       0.0%
    Jasmine International PCL                                      182,400     43,519       0.0%
    Kang Yong Electric PCL                                           1,400     13,321       0.0%
    Kasikornbank PCL(6888794)                                       26,900    132,204       0.0%
    Kasikornbank PCL(6364766)                                       76,200    374,495       0.1%
    KCE Electronics PCL                                             68,400    218,896       0.0%
    KGI Securities Thailand PCL                                    355,800     36,396       0.0%
    Khon Kaen Sugar Industry PCL                                   467,184     52,061       0.0%
    Kiatnakin Bank PCL                                             142,300    237,861       0.0%
    Krung Thai Bank PCL                                            482,075    236,922       0.0%
    Krungthai Card PCL                                              38,400    164,583       0.0%
    Land & Houses PCL                                              333,200     87,590       0.0%
    Lanna Resources PCL                                             48,450     17,720       0.0%
    LH Financial Group PCL                                       2,042,700     99,224       0.0%
    Loxley PCL                                                     278,775     24,693       0.0%
    LPN Development PCL                                            304,200     99,089       0.0%
    Major Cineplex Group PCL                                       122,200    101,259       0.0%
    MBK PCL                                                        183,000     76,866       0.0%
    MC Group PCL                                                   104,500     44,490       0.0%
    MCOT PCL                                                        60,600     20,952       0.0%
    Mega Lifesciences PCL                                           88,700     59,560       0.0%
    Minor International PCL                                        116,856    128,551       0.0%
    MK Restaurants Group PCL                                        12,200     18,127       0.0%
    Muangthai Leasing PCL Class F                                   43,100     23,153       0.0%
    Platinum Group PCL (The) Class F                                28,600      5,394       0.0%
*   Polyplex Thailand PCL                                           92,500     30,924       0.0%
*   Precious Shipping PCL                                          247,500     42,785       0.0%
    Premier Marketing PCL                                           60,100     15,885       0.0%
    Property Perfect PCL                                           613,500     17,530       0.0%
    Pruksa Real Estate PCL                                         283,400    187,057       0.0%
    PTG Energy PCL                                                 162,900    133,820       0.0%
    PTT Exploration & Production PCL                               163,085    387,937       0.1%
    PTT Global Chemical PCL                                         86,945    149,059       0.0%
    PTT PCL(6420390)                                               117,694  1,163,572       0.1%
    PTT PCL(6420408)                                                18,900    186,853       0.0%
    Quality Houses PCL                                           2,131,242    152,242       0.0%
    Raimon Land PCL                                                477,500     16,918       0.0%
    Ratchaburi Electricity Generating Holding PCL(6362771)          12,000     17,144       0.0%
    Ratchaburi Electricity Generating Holding PCL(6294249)          39,999     57,146       0.0%
    Ratchthani Leasing PCL                                         440,400     65,436       0.0%
    Regional Container Lines PCL                                   173,100     24,137       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
THAILAND -- (Continued)
    Robinson Department Store PCL                                   26,600 $ 44,083       0.0%
    Rojana Industrial Park PCL                                     239,990   31,955       0.0%
    RS PCL                                                         136,700   32,029       0.0%
    Samart Corp. PCL                                               159,200   64,139       0.0%
*   Samart I-Mobile PCL                                            467,600   13,227       0.0%
    Samart Telcoms PCL                                              79,600   25,246       0.0%
    Sansiri PCL                                                  2,501,133  118,634       0.0%
    SC Asset Corp PCL                                              434,362   42,943       0.0%
    Siam Cement PCL (The)                                           11,400  162,869       0.0%
    Siam City Cement PCL                                            13,200  109,002       0.0%
    Siam Commercial Bank PCL (The)(6889935)                         29,000  118,909       0.0%
    Siam Commercial Bank PCL (The)(6363172)                         30,100  123,419       0.0%
    Siam Future Development PCL                                    177,360   30,660       0.0%
    Siam Global House PCL                                          179,619   79,038       0.0%
    Siamgas & Petrochemicals PCL                                   130,200   43,155       0.0%
*   Singha Estate PCL                                              526,364   70,688       0.0%
    Sino-Thai Engineering & Construction PCL(6541484)               83,571   60,892       0.0%
    Sino-Thai Engineering & Construction PCL(6541473)               67,200   48,964       0.0%
    SNC Former PCL                                                   8,800    3,596       0.0%
    Somboon Advance Technology PCL                                  37,250   13,092       0.0%
    SPCG PCL                                                       158,400   92,331       0.0%
    Sri Ayudhya Capital PCL                                          6,800    6,412       0.0%
    Sri Trang Agro-Industry PCL(B05BPF7)                           106,100   40,927       0.0%
    Sri Trang Agro-Industry PCL(B05BPH9)                           105,300   40,619       0.0%
    Sriracha Construction PCL                                       44,200   17,555       0.0%
    Srisawad Power 1979 PCL Class F                                 36,080   41,237       0.0%
    Srithai Superware PCL                                          372,000   19,664       0.0%
    STP & I PCL                                                    269,720   70,518       0.0%
    Supalai PCL                                                    263,100  183,431       0.0%
*   Superblock PCL                                                 883,800   40,153       0.0%
    SVI PCL                                                        167,500   22,494       0.0%
    Syntec Construction PCL                                        228,200   26,212       0.0%
*   Tata Steel Thailand PCL                                      1,030,600   22,086       0.0%
    Thai Agro Energy PCL Class F                                     9,690      836       0.0%
*   Thai Airways International PCL(6888868)                        242,800  194,254       0.0%
*   Thai Airways International PCL(6364971)                         60,600   48,484       0.0%
    Thai Oil PCL                                                   128,000  256,018       0.0%
    Thai Stanley Electric PCL Class F                                9,600   47,455       0.0%
    Thai Union Group PCL Class F                                   383,040  237,502       0.0%
    Thai Vegetable Oil PCL                                         117,200  112,185       0.0%
    Thaicom PCL(B014JY7)                                            80,600   47,903       0.0%
    Thaicom PCL(B014K00)                                           109,200   64,901       0.0%
    Thaire Life Assurance PCL Class F                              112,800   31,909       0.0%
    Thanachart Capital PCL                                         148,200  167,266       0.0%
    Thitikorn PCL                                                   40,900   12,037       0.0%
    Thoresen Thai Agencies PCL                                     232,351   60,416       0.0%
    TICON Industrial Connection PCL Class F                        103,950   43,959       0.0%
    Tipco Asphalt PCL                                                  700      362       0.0%
    TIPCO Foods PCL                                                 85,900   33,135       0.0%
    Tisco Financial Group PCL                                      111,900  165,464       0.0%
    TMB Bank PCL                                                 3,517,500  211,065       0.0%
    Total Access Communication PCL(B1YWK08)                         46,900   41,878       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
THAILAND -- (Continued)
    Total Access Communication PCL(B231MK7)                        114,100 $   101,882       0.0%
    TPI Polene PCL                                               1,881,100     118,249       0.0%
    True Corp. PCL(6363923)                                        999,565     192,787       0.0%
    True Corp. PCL(BYM8V06)                                        498,742      96,193       0.0%
    TTCL PCL                                                        19,363      12,283       0.0%
    TTW PCL                                                        294,200      88,266       0.0%
    Union Mosaic Industry PCL (The) Class F                         76,125       5,742       0.0%
    Unique Engineering & Construction PCL                          167,945      81,579       0.0%
    Univentures PCL                                                219,700      36,410       0.0%
    Vanachai Group PCL                                             192,900      82,677       0.0%
    VGI Global Media PCL                                           292,000      47,558       0.0%
    Vibhavadi Medical Center PCL                                 1,436,000     121,453       0.0%
    Vinythai PCL                                                   124,200      35,311       0.0%
*   WHA Corp. PCL                                                  915,000      86,278       0.0%
    Workpoint Entertainment PCL                                     61,000      66,669       0.0%
                                                                           -----------       ---
TOTAL THAILAND                                                              15,569,158       0.6%
                                                                           -----------       ---
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A                               20,624      41,548       0.0%
    Akbank TAS                                                     108,455     290,244       0.0%
    Akcansa Cimento A.S.                                            16,983      70,862       0.0%
*   Akenerji Elektrik Uretim A.S.                                  162,113      50,368       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                 33,706      94,935       0.0%
*   Aksa Enerji Uretim A.S.                                         66,261      60,205       0.0%
*   Aksigorta A.S.                                                  34,947      22,849       0.0%
    Alarko Holding A.S.                                             40,910      51,314       0.0%
    Albaraka Turk Katilim Bankasi A.S.                             107,822      43,234       0.0%
*   Anadolu Anonim Turk Sigorta Sirketi                             54,184      30,132       0.0%
*   Anadolu Cam Sanayii A.S.                                        77,814      56,384       0.0%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     30,965     189,264       0.0%
    Anadolu Hayat Emeklilik A.S.                                     9,928      15,871       0.0%
    Arcelik A.S.                                                    51,966     343,323       0.0%
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                       57,324     174,315       0.0%
*   Bagfas Bandirma Gubre Fabrikalari A.S.                           9,788      34,181       0.0%
    Baticim Bati Anadolu Cimento Sanayii A.S.                       15,198      31,748       0.0%
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.              29,034      40,998       0.0%
    BIM Birlesik Magazalar A.S.                                     12,320     200,842       0.0%
    Bolu Cimento Sanayii A.S.                                       27,500      55,582       0.0%
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                  20,919      57,046       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                     1,996      48,947       0.0%
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                 3,057       6,886       0.0%
    Bursa Cimento Fabrikasi A.S.                                    21,402      45,160       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                            15,721      78,139       0.0%
    Coca-Cola Icecek A.S.                                            6,843      77,417       0.0%
#*  Deva Holding A.S.                                               41,856      57,278       0.0%
*   Dogan Sirketler Grubu Holding A.S.                             585,641     151,104       0.0%
    Dogus Otomotiv Servis ve Ticaret A.S.                           31,661     102,182       0.0%
    EGE Endustri VE Ticaret A.S.                                       452      30,923       0.0%
*   EGE Seramik Sanayi ve Ticaret A.S.                              19,423      21,807       0.0%
    Enka Insaat ve Sanayi A.S.                                      19,806      30,250       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                          358,784     487,840       0.1%
*   Fenerbahce Futbol A.S.                                           4,679      59,324       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
TURKEY -- (Continued)
    Ford Otomotiv Sanayi A.S.                                      9,472 $   96,768       0.0%
    Global Yatirim Holding A.S.                                   67,511     34,726       0.0%
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.           2,317     54,427       0.0%
    Goodyear Lastikleri TAS                                       36,180     43,615       0.0%
    GSD Holding A.S.                                              50,000     15,530       0.0%
    Gubre Fabrikalari TAS                                         42,998     70,997       0.0%
*   Ihlas Holding A.S.                                           197,201     21,740       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                         6,326     15,168       0.0%
    Is Finansal Kiralama A.S.                                    173,900     61,914       0.0%
*   Izmir Demir Celik Sanayi A.S.                                 29,613     28,730       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A   70,697     31,801       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B   53,420     25,577       0.0%
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  301,511    122,939       0.0%
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.                       93,429     33,831       0.0%
    KOC Holding A.S.                                              49,793    207,689       0.0%
    Konya Cimento Sanayii A.S.                                       356     30,945       0.0%
*   Koza Altin Isletmeleri A.S.                                    8,332     47,464       0.0%
    Mardin Cimento Sanayii ve Ticaret A.S.                        20,420     29,898       0.0%
*   Migros Ticaret A.S.                                            6,594     37,956       0.0%
*   NET Holding A.S.                                              88,869     88,753       0.0%
    Nuh Cimento Sanayi A.S.                                       18,387     55,365       0.0%
    Otokar Otomotiv Ve Savunma Sanayi A.S.                         1,350     44,626       0.0%
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.        24,287     17,848       0.0%
    Petkim Petrokimya Holding A.S.                                73,263     99,547       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                               487      1,633       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                               3,514     17,503       0.0%
*   Sekerbank TAS                                                254,705     96,329       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                     64,362     65,377       0.0%
    Soda Sanayii A.S.                                             88,456    122,896       0.0%
    Tat Gida Sanayi A.S.                                          14,877     27,437       0.0%
    TAV Havalimanlari Holding A.S.                                18,112     74,461       0.0%
    Tekfen Holding A.S.                                           59,638    151,318       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                            14,097    106,227       0.0%
    Trakya Cam Sanayii A.S.                                      138,388    114,057       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                        9,392    191,540       0.0%
*   Turk Hava Yollari AO                                         226,248    398,014       0.1%
    Turk Telekomunikasyon A.S.                                     7,248     13,410       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                         1,005     26,100       0.0%
*   Turkcell Iletisim Hizmetleri A.S.                             14,852     47,890       0.0%
*   Turkcell Iletisim Hizmetleri A.S. ADR                          9,157     73,439       0.0%
    Turkiye Garanti Bankasi A.S.                                 177,954    484,237       0.1%
    Turkiye Halk Bankasi A.S.                                     51,279    155,954       0.0%
    Turkiye Is Bankasi Class C                                   174,798    283,832       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                          413,985    183,496       0.0%
    Turkiye Sise ve Cam Fabrikalari A.S.                         319,860    336,487       0.0%
    Turkiye Vakiflar Bankasi TAO Class D                         244,494    362,388       0.0%
    Ulker Biskuvi Sanayi A.S.                                     18,064    112,168       0.0%
*   Vestel Elektronik Sanayi ve Ticaret A.S.                      29,976     63,700       0.0%
*   Yapi ve Kredi Bankasi A.S.                                    67,642     80,979       0.0%
*   Zorlu Enerji Elektrik Uretim A.S.                             44,214     23,462       0.0%
                                                                         ----------       ---
TOTAL TURKEY                                                              8,084,690       0.3%
                                                                         ----------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
UNITED KINGDOM -- (11.2%)
    4imprint Group P.L.C.                                            532 $    10,740       0.0%
    888 Holdings P.L.C.                                           98,636     262,683       0.0%
    A.G. Barr P.L.C.                                              13,693      78,937       0.0%
    AA P.L.C.                                                     97,743     305,706       0.0%
    Aberdeen Asset Management P.L.C.                             256,253   1,002,367       0.1%
    Acacia Mining P.L.C.                                          78,757     500,033       0.0%
    Acal P.L.C.                                                    6,517      18,399       0.0%
    Admiral Group P.L.C.                                          27,690     648,754       0.0%
*   Afren P.L.C.                                                 357,576          --       0.0%
    Aggreko P.L.C.                                                58,866     575,568       0.0%
*   Aldermore Group P.L.C.                                         9,889      20,888       0.0%
    Amec Foster Wheeler P.L.C.                                    88,376     482,172       0.0%
*   Anglo American P.L.C.                                        139,396   1,934,706       0.1%
    Anglo-Eastern Plantations P.L.C.                                 542       3,652       0.0%
    Antofagasta P.L.C.                                           116,488     774,769       0.0%
    Ashmore Group P.L.C.                                         127,529     547,681       0.0%
    Ashtead Group P.L.C.                                         118,226   1,842,141       0.1%
    Associated British Foods P.L.C.                               21,288     640,322       0.0%
    AstraZeneca P.L.C.                                             1,641      91,888       0.0%
    AstraZeneca P.L.C. Sponsored ADR                             107,620   3,047,798       0.1%
    Auto Trader Group P.L.C.                                     102,185     468,158       0.0%
    AVEVA Group P.L.C.                                            13,180     296,756       0.0%
    Aviva P.L.C.                                                 181,293     982,385       0.1%
    Aviva P.L.C. Sponsored ADR                                    65,957     720,250       0.0%
    B&M European Value Retail SA                                  52,259     150,034       0.0%
    Babcock International Group P.L.C.                           123,335   1,490,853       0.1%
    BAE Systems P.L.C.                                           290,388   1,924,040       0.1%
    Balfour Beatty P.L.C.                                        230,218     763,289       0.0%
    Barclays P.L.C.                                              458,755   1,062,847       0.1%
    Barclays P.L.C. Sponsored ADR                                 81,494     751,375       0.0%
    Barratt Developments P.L.C.                                  276,246   1,531,904       0.1%
    BBA Aviation P.L.C.                                          277,237     876,632       0.0%
    Beazley P.L.C.                                               182,657     813,295       0.0%
    Bellway P.L.C.                                                50,862   1,471,856       0.1%
    Berendsen P.L.C.                                              73,289     864,889       0.0%
    Berkeley Group Holdings P.L.C.                                42,017   1,211,829       0.1%
    BGEO Group P.L.C.                                              7,575     273,694       0.0%
    BHP Billiton P.L.C.                                           51,865     779,897       0.0%
    BHP Billiton P.L.C. ADR                                       75,383   2,279,582       0.1%
    Bloomsbury Publishing P.L.C.                                   5,758      10,673       0.0%
    Bodycote P.L.C.                                               75,289     545,649       0.0%
    Booker Group P.L.C.                                          343,619     753,646       0.0%
    Bovis Homes Group P.L.C.                                      43,336     401,237       0.0%
    BP P.L.C.                                                      1,306       7,721       0.0%
    BP P.L.C. Sponsored ADR                                      463,297  16,470,211       0.7%
    Braemar Shipping Services P.L.C.                                 660       2,545       0.0%
    Brammer P.L.C.                                                17,836      22,746       0.0%
    Brewin Dolphin Holdings P.L.C.                                76,784     244,285       0.0%
    British American Tobacco P.L.C.                               12,488     715,724       0.0%
#   British American Tobacco P.L.C. Sponsored ADR                 16,764   1,926,016       0.1%
    Britvic P.L.C.                                                57,492     390,068       0.0%
    BT Group P.L.C.                                              130,016     596,778       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    BT Group P.L.C. Sponsored ADR                                 35,000 $  809,900       0.0%
*   BTG P.L.C.                                                    50,010    402,429       0.0%
    Bunzl P.L.C.                                                  37,449  1,005,406       0.1%
    Burberry Group P.L.C.                                         60,755  1,095,721       0.1%
    Cape P.L.C.                                                   49,047    124,781       0.0%
    Capita P.L.C.                                                 39,768    284,655       0.0%
    Capital & Counties Properties P.L.C.                         110,891    391,038       0.0%
    Card Factory P.L.C.                                           11,479     35,671       0.0%
    Carillion P.L.C.                                             188,086    576,377       0.0%
    Carnival P.L.C.                                               12,171    587,042       0.0%
*   Carpetright P.L.C.                                             4,624     11,111       0.0%
    Carr's Group P.L.C.                                            9,590     16,452       0.0%
    Castings P.L.C.                                                1,976     10,460       0.0%
    Centamin P.L.C.                                              509,119    986,106       0.1%
    Centrica P.L.C.                                              530,239  1,388,831       0.1%
    Charles Stanley Group P.L.C.                                     382      1,217       0.0%
*   Chemring Group P.L.C.                                         95,030    168,608       0.0%
    Chesnara P.L.C.                                               25,292     98,542       0.0%
    Cineworld Group P.L.C.                                        78,577    518,874       0.0%
    Clarkson P.L.C.                                                2,283     54,381       0.0%
    Close Brothers Group P.L.C.                                   58,188    944,239       0.1%
    Cobham P.L.C.                                                378,163    659,799       0.0%
    Coca-Cola HBC AG                                              48,919  1,055,667       0.1%
    Communisis P.L.C.                                             17,311      7,628       0.0%
    Compass Group P.L.C.                                          96,103  1,738,907       0.1%
    Computacenter P.L.C.                                          27,786    246,953       0.0%
    Connect Group P.L.C.                                          55,168     92,564       0.0%
    Consort Medical P.L.C.                                        10,213    142,796       0.0%
    Costain Group P.L.C.                                          12,970     58,748       0.0%
    Countrywide P.L.C.                                             6,595     14,471       0.0%
    Cranswick P.L.C.                                              14,753    382,405       0.0%
    Crest Nicholson Holdings P.L.C.                               34,379    170,867       0.0%
    Croda International P.L.C.                                    27,658  1,182,798       0.1%
*   CYBG P.L.C.                                                   16,202     52,900       0.0%
    Daily Mail & General Trust P.L.C. Class A                     88,246    809,978       0.0%
    Dairy Crest Group P.L.C.                                      64,944    484,680       0.0%
    DCC P.L.C.                                                    19,589  1,593,750       0.1%
    De La Rue P.L.C.                                              39,052    273,514       0.0%
    Debenhams P.L.C.                                             560,309    367,986       0.0%
    Dechra Pharmaceuticals P.L.C.                                 29,248    481,325       0.0%
    Devro P.L.C.                                                  60,611    168,457       0.0%
    Diageo P.L.C.                                                 19,831    527,833       0.0%
#   Diageo P.L.C. Sponsored ADR                                    8,182    879,810       0.0%
*   Dialight P.L.C.                                                7,092     60,683       0.0%
    Dignity P.L.C.                                                12,869    417,377       0.0%
    Diploma P.L.C.                                                38,623    442,611       0.0%
    Direct Line Insurance Group P.L.C.                           381,932  1,615,793       0.1%
    Dixons Carphone P.L.C.                                       211,750    814,090       0.0%
    Domino's Pizza Group P.L.C.                                  109,110    453,666       0.0%
    Drax Group P.L.C.                                            181,021    701,389       0.0%
    DS Smith P.L.C.                                              327,829  1,598,558       0.1%
    Dunelm Group P.L.C.                                           15,258    141,306       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    E2V Technologies P.L.C.                                       21,031 $   55,683       0.0%
    easyJet P.L.C.                                                39,414    451,983       0.0%
    Electrocomponents P.L.C.                                     186,102    847,822       0.0%
    Elementis P.L.C.                                             192,523    561,489       0.0%
*   EnQuest P.L.C.(B635TG2)                                      340,983    112,415       0.0%
    EnQuest P.L.C.(BYM5538)                                      151,548      7,420       0.0%
*   Enterprise Inns P.L.C.                                       254,877    287,582       0.0%
    Essentra P.L.C.                                               83,889    522,861       0.0%
    esure Group P.L.C.                                            14,546     48,335       0.0%
    Euromoney Institutional Investor P.L.C.                       11,864    151,251       0.0%
*   Evraz P.L.C.                                                 107,225    268,835       0.0%
    Experian P.L.C.                                               61,660  1,185,385       0.1%
    Fenner P.L.C.                                                 97,238    260,593       0.0%
*   Ferrexpo P.L.C.                                               61,953     76,255       0.0%
    Fidessa Group P.L.C.                                          11,393    342,604       0.0%
*   Findel P.L.C.                                                  9,252     23,988       0.0%
*   Firstgroup P.L.C.                                            514,467    689,099       0.0%
    Foxtons Group P.L.C.                                          10,259     13,438       0.0%
    Fresnillo P.L.C.                                              19,968    401,740       0.0%
    G4S P.L.C.                                                   395,921  1,063,491       0.1%
    Galliford Try P.L.C.                                          27,004    404,819       0.0%
    Gem Diamonds, Ltd.                                            33,740     47,967       0.0%
    Genus P.L.C.                                                  12,185    279,858       0.0%
    GKN P.L.C.                                                   390,675  1,523,562       0.1%
    GlaxoSmithKline P.L.C.                                        15,015    296,611       0.0%
    GlaxoSmithKline P.L.C. Sponsored ADR                          56,544  2,262,325       0.1%
*   Glencore P.L.C.                                              890,117  2,724,742       0.1%
    Go-Ahead Group P.L.C.                                          9,949    252,338       0.0%
    Grafton Group P.L.C.                                          62,797    381,427       0.0%
    Greencore Group P.L.C.                                       165,859    669,307       0.0%
    Greene King P.L.C.                                            92,883    830,877       0.0%
    Greggs P.L.C.                                                 44,470    519,791       0.0%
    GVC Holdings P.L.C.                                           45,059    383,879       0.0%
    Halfords Group P.L.C.                                         91,559    380,636       0.0%
    Halma P.L.C.                                                 139,141  1,781,271       0.1%
    Hargreaves Lansdown P.L.C.                                    29,987    425,115       0.0%
    Hays P.L.C.                                                  415,067    693,264       0.0%
    Headlam Group P.L.C.                                          13,408     80,845       0.0%
    Helical P.L.C.                                                36,245    117,312       0.0%
    Henderson Group P.L.C.                                       272,410    770,744       0.0%
    Hikma Pharmaceuticals P.L.C.                                  37,256    799,079       0.0%
    Hill & Smith Holdings P.L.C.                                  25,811    317,545       0.0%
    Hiscox, Ltd.                                                  91,395  1,141,232       0.1%
    Hochschild Mining P.L.C.                                     117,643    383,493       0.0%
    Hogg Robinson Group P.L.C.                                     5,845      5,067       0.0%
    HomeServe P.L.C.                                              92,830    693,060       0.0%
    Howden Joinery Group P.L.C.                                  143,776    658,371       0.0%
    HSBC Holdings P.L.C.                                         290,151  2,185,167       0.1%
    HSBC Holdings P.L.C. Sponsored ADR                           139,986  5,267,673       0.2%
    Hunting P.L.C.                                                58,189    357,607       0.0%
    Huntsworth P.L.C.                                             53,480     27,221       0.0%
    ICAP P.L.C.                                                  198,801  1,178,782       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    IG Group Holdings P.L.C.                                     139,292 $1,406,598       0.1%
*   Imagination Technologies Group P.L.C.                         57,057    157,783       0.0%
    IMI P.L.C.                                                    79,482    965,423       0.1%
    Imperial Brands P.L.C.                                        55,627  2,690,779       0.1%
    Inchcape P.L.C.                                              173,802  1,381,850       0.1%
    Indivior P.L.C.                                              134,879    518,029       0.0%
    Informa P.L.C.                                               221,167  1,819,563       0.1%
    Inmarsat P.L.C.                                              123,680  1,060,934       0.1%
    InterContinental Hotels Group P.L.C.                          15,221    590,088       0.0%
#   InterContinental Hotels Group P.L.C. ADR                      12,383    488,509       0.0%
    International Consolidated Airlines Group SA(B5282K0)         10,448     55,365       0.0%
    International Consolidated Airlines Group SA(B5M6XQ7)        197,808  1,048,945       0.1%
*   International Ferro Metals, Ltd.                              99,556        207       0.0%
    Interserve P.L.C.                                             73,502    305,371       0.0%
    Intertek Group P.L.C.                                         36,030  1,503,247       0.1%
    Investec P.L.C.                                              155,047    962,253       0.1%
    ITE Group P.L.C.                                             125,389    222,032       0.0%
    ITV P.L.C.                                                   517,943  1,079,781       0.1%
    J D Wetherspoon P.L.C.                                        50,158    534,010       0.0%
    J Sainsbury P.L.C.                                           561,857  1,722,677       0.1%
    James Fisher & Sons P.L.C.                                    21,391    423,308       0.0%
    Jardine Lloyd Thompson Group P.L.C.                           25,774    324,647       0.0%
    JD Sports Fashion P.L.C.                                      31,287    581,699       0.0%
    John Menzies P.L.C.                                           38,226    232,567       0.0%
    John Wood Group P.L.C.                                       110,385  1,037,527       0.1%
    Johnson Matthey P.L.C.                                        50,968  2,124,505       0.1%
    JRP Group P.L.C.                                               6,328      9,360       0.0%
    Jupiter Fund Management P.L.C.                               147,800    779,287       0.0%
*   KAZ Minerals P.L.C.                                          112,829    394,109       0.0%
    KCOM Group P.L.C.                                            136,257    196,412       0.0%
    Keller Group P.L.C.                                           26,538    220,913       0.0%
    Kier Group P.L.C.                                             24,704    410,815       0.0%
    Kingfisher P.L.C.                                            295,347  1,304,671       0.1%
    Ladbrokes P.L.C.                                             357,091    583,007       0.0%
    Laird P.L.C.                                                  85,445    151,353       0.0%
*   Lamprell P.L.C.                                               62,935     56,552       0.0%
    Lancashire Holdings, Ltd.                                     57,217    487,906       0.0%
    Laura Ashley Holdings P.L.C.                                  51,893     12,393       0.0%
    Lavendon Group P.L.C.                                         42,045     63,688       0.0%
    Legal & General Group P.L.C.                                 581,312  1,487,143       0.1%
*   Liberty Global P.L.C. Class A                                 12,282    400,393       0.0%
*   Liberty Global P.L.C. Series C                                30,121    957,837       0.1%
*   Liberty Global P.L.C. LiLAC Class A                            1,660     45,882       0.0%
*   Liberty Global P.L.C. LiLAC Class C                            4,074    112,605       0.0%
    Lloyds Banking Group P.L.C.                                   29,629     20,691       0.0%
    Lloyds Banking Group P.L.C. ADR                              449,871  1,268,636       0.1%
    London Stock Exchange Group P.L.C.                            13,124    450,790       0.0%
*   Lonmin P.L.C.                                                 46,737    108,974       0.0%
    Lookers P.L.C.                                                67,593     85,270       0.0%
    Low & Bonar P.L.C.                                            44,867     38,784       0.0%
    Man Group P.L.C.                                             488,677    745,006       0.0%
*   Management Consulting Group P.L.C.                            25,041      6,356       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Marks & Spencer Group P.L.C.                                 285,859 $1,189,398       0.1%
    Marshalls P.L.C.                                              65,988    221,604       0.0%
    Marston's P.L.C.                                             222,807    364,431       0.0%
    McBride P.L.C.                                                48,409    111,560       0.0%
    Mears Group P.L.C.                                            25,840    142,576       0.0%
    Mediclinic International P.L.C.(B8HX8Z8)                      22,937    254,330       0.0%
    Mediclinic International P.L.C.(BYYWHN1)                      34,624    381,807       0.0%
    Meggitt P.L.C.                                               230,927  1,228,521       0.1%
    Melrose Industries P.L.C.                                    896,896  1,850,919       0.1%
    Merlin Entertainments P.L.C.                                  76,082    428,784       0.0%
    Micro Focus International P.L.C.                              36,678    960,432       0.1%
    Millennium & Copthorne Hotels P.L.C.                          60,888    333,877       0.0%
    Mitchells & Butlers P.L.C.                                    82,880    282,477       0.0%
    Mitie Group P.L.C.                                           161,786    415,780       0.0%
    Mondi P.L.C.                                                  88,836  1,733,682       0.1%
    Moneysupermarket.com Group P.L.C.                            111,725    357,723       0.0%
    Morgan Advanced Materials P.L.C.                             125,068    416,472       0.0%
    Morgan Sindall Group P.L.C.                                   10,734     94,573       0.0%
*   Mothercare P.L.C.                                             31,221     40,959       0.0%
    N Brown Group P.L.C.                                          54,111    126,349       0.0%
    National Express Group P.L.C.                                181,070    813,423       0.0%
    National Grid P.L.C.                                           3,445     44,812       0.0%
    National Grid P.L.C. Sponsored ADR                            19,273  1,260,840       0.1%
    NCC Group P.L.C.                                               8,560     19,880       0.0%
    Next P.L.C.                                                   12,985    763,957       0.0%
    Northgate P.L.C.                                              53,342    273,937       0.0%
    Novae Group P.L.C.                                            11,761    116,171       0.0%
*   Ocado Group P.L.C.                                            65,260    219,258       0.0%
    Old Mutual P.L.C.                                            604,129  1,486,119       0.1%
    OneSavings Bank P.L.C.                                         9,461     33,530       0.0%
    Oxford Instruments P.L.C.                                     14,683    121,471       0.0%
    Pagegroup P.L.C.                                              74,283    328,923       0.0%
    PayPoint P.L.C.                                                7,756    102,150       0.0%
*   Paysafe Group P.L.C.                                          71,820    379,612       0.0%
    Pearson P.L.C.                                                 8,587     79,441       0.0%
    Pearson P.L.C. Sponsored ADR                                  65,631    605,774       0.0%
    Pendragon P.L.C.                                             223,487     82,064       0.0%
    Pennon Group P.L.C.                                           85,677    874,396       0.0%
    Persimmon P.L.C.                                              91,051  1,884,741       0.1%
    Petra Diamonds, Ltd.                                         149,608    278,538       0.0%
    Petrofac, Ltd.                                                56,333    554,797       0.0%
*   Petropavlovsk P.L.C.                                         787,495     79,273       0.0%
    Pets at Home Group P.L.C.                                     25,192     65,827       0.0%
    Phoenix Group Holdings                                        97,246    868,731       0.0%
    Photo-Me International P.L.C.                                 70,250    130,167       0.0%
    Playtech P.L.C.                                               44,602    505,925       0.0%
    Polypipe Group P.L.C.                                          1,581      4,875       0.0%
*   Premier Foods P.L.C.                                         430,019    239,554       0.0%
*   Premier Oil P.L.C.                                           191,985    154,592       0.0%
    Provident Financial P.L.C.                                    10,122    364,902       0.0%
    Prudential P.L.C.                                             55,523    906,073       0.0%
    Prudential P.L.C. ADR                                         36,181  1,184,204       0.1%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
UNITED KINGDOM -- (Continued)
*   Punch Taverns P.L.C.                                              7,917 $   10,306       0.0%
    PZ Cussons P.L.C.                                               100,713    412,286       0.0%
    QinetiQ Group P.L.C.                                            239,020    673,115       0.0%
    Randgold Resources, Ltd.                                         19,762  1,754,996       0.1%
    Rank Group P.L.C.                                                65,158    153,920       0.0%
*   Raven Russia, Ltd.                                               28,783     13,707       0.0%
    Reckitt Benckiser Group P.L.C.                                   15,321  1,370,624       0.1%
    Redrow P.L.C.                                                    77,018    357,739       0.0%
    Regus P.L.C.                                                    256,445    780,183       0.0%
    RELX P.L.C.                                                      19,573    349,381       0.0%
    RELX P.L.C. Sponsored ADR                                        24,440    443,342       0.0%
    Renishaw P.L.C.                                                  13,610    428,996       0.0%
*   Renold P.L.C.                                                     4,231      2,121       0.0%
    Rentokil Initial P.L.C.                                         393,216  1,096,806       0.1%
    Restaurant Group P.L.C. (The)                                   105,981    486,172       0.0%
    Ricardo P.L.C.                                                   11,315    128,332       0.0%
    Rightmove P.L.C.                                                 21,562    984,243       0.1%
    Rio Tinto P.L.C.                                                 18,769    652,698       0.0%
    Rio Tinto P.L.C. Sponsored ADR                                  112,860  3,933,171       0.2%
    RM P.L.C.                                                        10,751     16,454       0.0%
    Robert Walters P.L.C.                                            18,804     79,439       0.0%
    Rolls-Royce Holdings P.L.C.(BZC0LD2)                         12,843,936     15,721       0.0%
    Rolls-Royce Holdings P.L.C.(B63H849)                            279,216  2,478,493       0.1%
    Rotork P.L.C.                                                   254,209    634,190       0.0%
*   Royal Bank of Scotland Group P.L.C.                             102,482    236,827       0.0%
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR                19,222     88,998       0.0%
    Royal Dutch Shell P.L.C. Class A                                161,511  4,022,751       0.2%
    Royal Dutch Shell P.L.C. Class B                                 35,290    910,217       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A                 165,003  8,218,786       0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B                 149,242  7,806,849       0.3%
    Royal Mail P.L.C.                                               227,876  1,367,141       0.1%
    RPC Group P.L.C.                                                107,991  1,252,326       0.1%
    RPS Group P.L.C.                                                 83,208    171,294       0.0%
    RSA Insurance Group P.L.C.                                      215,283  1,453,516       0.1%
    Saga P.L.C.                                                     139,831    339,174       0.0%
    Sage Group P.L.C. (The)                                         217,428  1,918,359       0.1%
    Savills P.L.C.                                                   56,874    482,434       0.0%
    Schroders P.L.C.(0240549)                                        13,576    467,283       0.0%
    Schroders P.L.C.(0239581)                                         8,330    212,125       0.0%
    SDL P.L.C.                                                       18,264     96,922       0.0%
    Senior P.L.C.                                                   160,568    342,185       0.0%
    Sepura P.L.C.                                                     3,814        699       0.0%
    Severfield P.L.C.                                                55,690     39,207       0.0%
    Severn Trent P.L.C.                                              29,306    834,230       0.0%
    Shanks Group P.L.C.                                             157,113    172,542       0.0%
    Shire P.L.C.                                                     17,173    969,634       0.1%
    Shire P.L.C. ADR                                                  3,900    657,696       0.0%
    SIG P.L.C.                                                      158,258    214,075       0.0%
    Sky P.L.C.                                                       36,075    360,651       0.0%
    Sky P.L.C. Sponsored ADR                                          4,853    193,853       0.0%
    Smith & Nephew P.L.C.                                            22,900    331,050       0.0%
    Smith & Nephew P.L.C. Sponsored ADR                              18,108    529,644       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
UNITED KINGDOM -- (Continued)
    Smiths Group P.L.C.                                          121,817 $2,110,867       0.1%
    Soco International P.L.C.                                     83,733    141,312       0.0%
    Spectris P.L.C.                                               45,266  1,133,393       0.1%
    Speedy Hire P.L.C.                                           108,594     50,633       0.0%
    Spirax-Sarco Engineering P.L.C.                               20,262  1,092,422       0.1%
    Spire Healthcare Group P.L.C.                                  2,600     11,815       0.0%
    Spirent Communications P.L.C.                                 91,235     92,058       0.0%
#*  Sports Direct International P.L.C.                            43,228    146,166       0.0%
    SSE P.L.C.                                                   173,917  3,381,476       0.2%
    SSP Group P.L.C.                                              32,805    136,321       0.0%
    St. Ives P.L.C.                                               14,743     24,125       0.0%
    St. James's Place P.L.C.                                     125,210  1,446,026       0.1%
    St. Modwen Properties P.L.C.                                  58,126    194,542       0.0%
    Stagecoach Group P.L.C.                                      100,526    243,176       0.0%
*   Standard Chartered P.L.C.                                    310,159  2,697,115       0.1%
    Standard Life P.L.C.                                         164,137    677,338       0.0%
    Sthree P.L.C.                                                 10,289     30,113       0.0%
    Stobart Group, Ltd.                                           27,073     53,674       0.0%
    SuperGroup P.L.C.                                             18,382    302,511       0.0%
    Synthomer P.L.C.                                             111,383    486,838       0.0%
    TalkTalk Telecom Group P.L.C.                                122,081    304,083       0.0%
    Tate & Lyle P.L.C.                                           131,856  1,257,505       0.1%
    Taylor Wimpey P.L.C.                                         759,825  1,315,820       0.1%
    Ted Baker P.L.C.                                               4,938    149,500       0.0%
    Telecom Plus P.L.C.                                           27,080    392,123       0.0%
*   Tesco P.L.C.                                                 717,082  1,846,978       0.1%
*   Thomas Cook Group P.L.C.                                     503,623    427,952       0.0%
    Topps Tiles P.L.C.                                            22,737     25,436       0.0%
    Travis Perkins P.L.C.                                         62,098  1,010,300       0.1%
    Trifast P.L.C.                                                 8,295     17,695       0.0%
    Trinity Mirror P.L.C.                                        178,060    177,062       0.0%
    TT Electronics P.L.C.                                         46,202     78,186       0.0%
    TUI AG(5666292)                                               63,010    801,723       0.0%
    TUI AG(B11LJN4)                                               41,904    531,161       0.0%
    Tullett Prebon P.L.C.                                         82,150    356,809       0.0%
*   Tullow Oil P.L.C.                                            359,469  1,160,628       0.1%
    U & I Group P.L.C.                                            30,865     59,468       0.0%
    UBM P.L.C.                                                   106,385    934,049       0.1%
    UDG Healthcare P.L.C.                                         72,965    583,117       0.0%
    Ultra Electronics Holdings P.L.C.                             23,593    536,073       0.0%
    Unilever P.L.C.                                                9,090    379,500       0.0%
    Unilever P.L.C. Sponsored ADR                                 23,312    971,411       0.1%
    UNITE Group P.L.C. (The)                                      63,696    431,463       0.0%
    United Utilities Group P.L.C.                                 87,349  1,004,065       0.1%
    United Utilities Group P.L.C. ADR                                154      3,539       0.0%
*   Vectura Group P.L.C.                                         100,389    166,195       0.0%
    Vedanta Resources P.L.C.                                      31,877    278,527       0.0%
    Vesuvius P.L.C.                                              104,802    467,782       0.0%
    Victrex P.L.C.                                                29,981    642,014       0.0%
    Vitec Group P.L.C. (The)                                       9,130     69,704       0.0%
    Vodafone Group P.L.C.                                        793,112  2,178,144       0.1%
    Vodafone Group P.L.C. Sponsored ADR                          137,812  3,836,699       0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES     VALUE++     OF NET ASSETS**
                                                                 ------- -------------- ---------------
UNITED KINGDOM -- (Continued)
*   Volex P.L.C.                                                   1,437 $          685       0.0%
    Weir Group P.L.C. (The)                                       56,140      1,166,184       0.1%
    WH Smith P.L.C.                                               26,244        472,378       0.0%
    Whitbread P.L.C.                                              31,532      1,392,933       0.1%
    William Hill P.L.C.                                          349,049      1,262,671       0.1%
    Wilmington P.L.C.                                              2,776          8,879       0.0%
    Wincanton P.L.C.                                              14,780         34,659       0.0%
    WM Morrison Supermarkets P.L.C.                              759,515      2,102,538       0.1%
    Wolseley P.L.C.                                               36,508      1,893,650       0.1%
    Wolseley P.L.C. ADR                                              925          4,769       0.0%
    WPP P.L.C.                                                    10,700        232,330       0.0%
    WPP P.L.C. Sponsored ADR                                      17,868      1,938,142       0.1%
    WS Atkins P.L.C.                                              27,887        515,333       0.0%
    Xaar P.L.C.                                                   17,173         88,216       0.0%
    Zoopla Property Group P.L.C.                                  25,787         96,138       0.0%
                                                                         --------------      ----
TOTAL UNITED KINGDOM                                                        274,358,255      11.4%
                                                                         --------------      ----
UNITED STATES -- (0.0%)
*   Diebold, Inc.                                                  3,393         74,438       0.0%
*   Mylan NV                                                       4,084        149,084       0.0%
    Vail Resorts, Inc.                                             1,192        190,012       0.0%
                                                                         --------------      ----
TOTAL UNITED STATES                                                             413,534       0.0%
                                                                         --------------      ----
TOTAL COMMON STOCKS                                                       2,366,793,410      98.3%
                                                                         --------------      ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Alpargatas SA                                                 56,007        186,164       0.0%
    Banco ABC Brasil SA                                           34,291        165,224       0.0%
    Banco Bradesco SA                                             89,450        937,095       0.1%
    Banco Bradesco SA ADR                                         52,364        545,109       0.0%
    Banco do Estado do Rio Grande do Sul SA Class B               92,394        393,659       0.0%
    Banco Pan SA                                                  66,997         29,385       0.0%
    Braskem SA Class A                                            14,800        131,076       0.0%
*   Centrais Eletricas Brasileiras SA Class B                     49,900        427,558       0.0%
    Centrais Eletricas Santa Catarina                              2,600         11,298       0.0%
    Cia Brasileira de Distribuicao                                36,529        698,079       0.0%
    Cia de Gas de Sao Paulo--COMGAS Class A                        5,235         85,282       0.0%
    Cia de Saneamento do Parana                                   30,800         94,561       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                9,749        211,534       0.0%
    Cia Energetica de Minas Gerais                               162,637        496,776       0.0%
    Cia Energetica de Sao Paulo Class B                           39,500        183,517       0.0%
    Cia Energetica do Ceara Class A                                2,332         34,805       0.0%
    Cia Ferro Ligas da Bahia--FERBASA                             24,000         57,669       0.0%
    Cia Paranaense de Energia                                     21,205        242,808       0.0%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA        21,846         70,835       0.0%
    Eucatex SA Industria e Comercio                                4,600          4,266       0.0%
    Gerdau SA                                                    208,149        718,610       0.1%
    Itau Unibanco Holding SA                                     311,792      3,750,882       0.2%
    Itau Unibanco Holding SA ADR                                  21,844        260,596       0.0%
    Lojas Americanas SA                                           87,552        567,771       0.0%
*   Marcopolo SA                                                 200,500        204,771       0.0%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
BRAZIL -- (Continued)
*   Petroleo Brasileiro SA                                         335,363 $ 1,858,575       0.1%
*   Petroleo Brasileiro SA Sponsored ADR                            72,469     801,507       0.1%
*   Randon SA Implementos e Participacoes                          105,900     158,585       0.0%
    Suzano Papel e Celulose SA Class A                              78,725     277,708       0.0%
    Telefonica Brasil SA                                             7,400     107,059       0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                 182,086     257,271       0.0%
    Vale SA                                                        158,800   1,026,329       0.1%
                                                                           -----------       ---
TOTAL BRAZIL                                                                14,996,364       0.7%
                                                                           -----------       ---
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                 17,884      72,567       0.0%
                                                                           -----------       ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                             93,241      74,425       0.0%
    Banco Davivienda SA                                             15,303     155,739       0.0%
    Grupo Argos SA                                                   2,240      13,708       0.0%
    Grupo Aval Acciones y Valores SA                                34,933      14,406       0.0%
    Grupo de Inversiones Suramericana SA                             3,227      40,783       0.0%
                                                                           -----------       ---
TOTAL COLOMBIA                                                                 299,061       0.0%
                                                                           -----------       ---
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                      9,566     726,304       0.0%
    Biotest AG                                                       5,294      73,724       0.0%
    Draegerwerk AG & Co. KGaA                                        3,002     214,393       0.0%
    Fuchs Petrolub SE                                               11,114     497,451       0.0%
    Henkel AG & Co. KGaA                                             3,488     448,315       0.0%
    Jungheinrich AG                                                 17,883     564,603       0.0%
    Porsche Automobil Holding SE                                    15,170     819,763       0.1%
    Sartorius AG                                                     7,040     554,164       0.0%
    Sixt SE                                                          7,753     346,148       0.0%
    STO SE & Co. KGaA                                                  791      94,807       0.0%
    Villeroy & Boch AG                                               1,995      30,715       0.0%
    Volkswagen AG                                                   23,665   3,262,824       0.2%
                                                                           -----------       ---
TOTAL GERMANY                                                                7,633,211       0.3%
                                                                           -----------       ---
SOUTH KOREA -- (0.0%)
*   Hanwha Corp.                                                     4,269      70,513       0.0%
                                                                           -----------       ---
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                               1,161,816       1,422       0.0%
                                                                           -----------       ---
TOTAL PREFERRED STOCKS                                                      23,073,138       1.0%
                                                                           -----------       ---
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   APN News & Media, Ltd. Rights 11/17/16                          32,017       6,819       0.0%
*   Ecopro Rights 12/06/16                                             421       1,016       0.0%
*   Interflex Co., Ltd. Rights 11/24/16                                798       2,615       0.0%
*   Tox Free Solutions, Ltd. Rights 11/18/16                        11,341          --       0.0%
                                                                           -----------       ---
TOTAL AUSTRALIA                                                                 10,450       0.0%
                                                                           -----------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
AUSTRIA -- (0.0%)
*    Intercell AG Rights                                              4,255 $           --        0.0%
                                                                            --------------      -----
BRAZIL -- (0.0%)
*    LPS Brasil Consultoria de Imoveis SA Rights 11/30/16               429             40        0.0%
                                                                            --------------      -----
CHINA -- (0.0%)
*    Symphony Holdings, Ltd. Warrants 07/05/19                       64,000            702        0.0%
                                                                            --------------      -----
HONG KONG -- (0.0%)
*    Cheuk Nang Holdings, Ltd. Warrants 04/24/17                        606            150        0.0%
                                                                            --------------      -----
INDIA -- (0.0%)
*    Karnataka Bank, Ltd. Rights 11/21/16                            22,660         17,745        0.0%
                                                                            --------------      -----
NEW ZEALAND -- (0.0%)
*    Restaurant Brands New Zealand, Ltd. Rights 11/16/16              3,716             --        0.0%
                                                                            --------------      -----
SOUTH KOREA -- (0.0%)
*    Asiana Airlines, Inc. Rights 11/03/16                            6,897             --        0.0%
*    Dongbang Transport Logistics Co., Ltd. Rights 11/03/16           2,934            692        0.0%
*    IM Co., Ltd. Rights                                              1,892            513        0.0%
*    Samsung Heavy Industries Co., Ltd. Rights 11/08/16              27,764         62,601        0.0%
                                                                            --------------      -----
TOTAL SOUTH KOREA                                                                   63,806        0.0%
                                                                            --------------      -----
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/07/16                             889,571         49,803        0.0%
*    Ferrovial SA Rights 11/18/16                                    20,284          8,684        0.0%
*    Papeles y Cartones de Europa SA Rights 11/14/16                 22,430          4,506        0.0%
                                                                            --------------      -----
TOTAL SPAIN                                                                         62,993        0.0%
                                                                            --------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                               125,481         37,597        0.0%
                                                                            --------------      -----
TAIWAN -- (0.0%)
*    Microelectronics Rights                                          2,122            383        0.0%
                                                                            --------------      -----
THAILAND -- (0.0%)
*    TPI Polene PCL Rights 12/30/16                                  11,611             --        0.0%
                                                                            --------------      -----
UNITED KINGDOM -- (0.0%)
*    Phoenix Group Holdings Rights 11/08/16                          56,727        154,143        0.0%
*    Shanks Group P.L.C. Rights 11/09/16                             58,917         22,716        0.0%
                                                                            --------------      -----
TOTAL UNITED KINGDOM                                                               176,859        0.0%
                                                                            --------------      -----
TOTAL RIGHTS/WARRANTS                                                              370,725        0.0%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  2,390,237,273
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@ DFA Short Term Investment Fund                               5,029,975     58,206,865        2.4%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $2,211,078,246)                         $2,448,444,138      101.7%
                                                                            ==============      =====

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3     TOTAL
                               -------------   -------------- ------- --------------
Common Stocks
   Australia                   $   2,180,342   $  115,579,358   --    $  117,759,700
   Austria                                --       10,780,844   --        10,780,844
   Belgium                         6,850,976       20,534,023   --        27,384,999
   Brazil                         39,038,642               --   --        39,038,642
   Canada                        154,574,334           27,782   --       154,602,116
   Chile                           2,507,911        4,973,683   --         7,481,594
   China                          11,381,746      114,406,476   --       125,788,222
   Colombia                        1,724,228               --   --         1,724,228
   Czech Republic                         --          574,663   --           574,663
   Denmark                           739,943       30,306,002   --        31,045,945
   Egypt                                  --          170,921   --           170,921
   Finland                            52,500       32,987,019   --        33,039,519
   France                          3,133,552      125,838,573   --       128,972,125
   Germany                         5,870,160      118,503,095   --       124,373,255
   Greece                                 --        1,927,209   --         1,927,209
   Hong Kong                         330,970       55,563,811   --        55,894,781
   Hungary                            34,385        1,887,196   --         1,921,581
   India                           2,108,500       62,674,198   --        64,782,698
   Indonesia                         415,040       16,123,549   --        16,538,589
   Ireland                         2,224,727        6,466,659   --         8,691,386
   Israel                          3,755,367        8,172,447   --        11,927,814
   Italy                           1,540,331       41,034,450   --        42,574,781
   Japan                          14,941,034      429,503,752   --       444,444,786
   Malaysia                               --       17,345,827   --        17,345,827
   Mexico                         25,728,392               --   --        25,728,392
   Netherlands                     9,525,279       40,724,392   --        50,249,671
   New Zealand                        94,976        9,990,169   --        10,085,145
   Norway                          1,065,809       14,767,897   --        15,833,706
   Peru                              594,218               --   --           594,218
   Philippines                        96,004        7,971,892   --         8,067,896
   Poland                                 --        7,779,196   --         7,779,196
   Portugal                               --        5,049,721   --         5,049,721
   Russia                            527,824        6,493,140   --         7,020,964
   Singapore                             169       19,863,452   --        19,863,621
   South Africa                    6,373,762       38,585,798   --        44,959,560
   South Korea                     5,291,198       93,308,396   --        98,599,594
   Spain                           3,504,579       40,253,551   --        43,758,130
   Sweden                            440,735       51,250,041   --        51,690,776
   Switzerland                    13,948,167      106,989,099   --       120,937,266
   Taiwan                          4,070,095       85,293,597   --        89,363,692
   Thailand                       15,565,966            3,192   --        15,569,158
   Turkey                             73,439        8,011,251   --         8,084,690
   United Kingdom                 69,366,519      204,991,736   --       274,358,255
   United States                     190,012          223,522   --           413,534
Preferred Stocks
   Brazil                         14,996,364               --   --        14,996,364
   Chile                                  --           72,567   --            72,567
   Colombia                          299,061               --   --           299,061
   Germany                                --        7,633,211   --         7,633,211
   South Korea                        70,513               --   --            70,513
   United Kingdom                         --            1,422   --             1,422
Rights/Warrants
   Australia                              --           10,450   --            10,450
   Austria                                --               --   --                --
   Brazil                                 --               40   --                40
   China                                  --              702   --               702
   Hong Kong                              --              150   --               150
   India                                  --           17,745   --            17,745
   New Zealand                            --               --   --                --
   South Korea                            --           63,806   --            63,806
   Spain                                  --           62,993   --            62,993
   Sweden                                 --           37,597   --            37,597
   Taiwan                                 --              383   --               383
   Thailand                               --               --   --                --
   United Kingdom                         --          176,859   --           176,859
Securities Lending Collateral             --       58,206,865   --        58,206,865
                               -------------   --------------   --    --------------
TOTAL                          $425,227,769    $2,023,216,369   --    $2,448,444,138
                               =============   ==============   ==    ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (14.7%)
*  1-800-Flowers.com, Inc. Class A                            44,330 $    423,351       0.0%
   Aaron's, Inc.                                               4,830      119,349       0.0%
*  Adient P.L.C.                                              22,979    1,045,774       0.0%
#  Arctic Cat, Inc.                                            3,436       51,506       0.0%
#* Ascent Capital Group, Inc. Class A                          8,564      174,534       0.0%
#  Autoliv, Inc.                                               9,404      910,119       0.0%
*  Ballantyne Strong, Inc.                                     9,030       61,404       0.0%
#* Barnes & Noble Education, Inc.                              7,710       71,780       0.0%
#  Barnes & Noble, Inc.                                       12,200      125,660       0.0%
#  Bassett Furniture Industries, Inc.                          2,900       66,555       0.0%
   Beasley Broadcast Group, Inc. Class A                       9,471       47,828       0.0%
#* Beazer Homes USA, Inc.                                      4,326       44,255       0.0%
#* Belmond, Ltd. Class A                                      75,198      973,814       0.0%
#  Best Buy Co., Inc.                                        197,800    7,696,398       0.2%
   Big 5 Sporting Goods Corp.                                  8,501      131,765       0.0%
#* Biglari Holdings, Inc.                                          8        3,505       0.0%
#* BJ's Restaurants, Inc.                                     25,971      937,553       0.0%
#  Bob Evans Farms, Inc.                                      38,500    1,586,970       0.0%
*  Build-A-Bear Workshop, Inc.                                25,874      349,299       0.0%
#* Cabela's, Inc.                                             53,051    3,268,472       0.1%
#  Cable One, Inc.                                             3,266    1,883,633       0.0%
   Caleres, Inc.                                              74,697    1,868,172       0.0%
   Callaway Golf Co.                                          38,543      393,524       0.0%
#* Cambium Learning Group, Inc.                               37,733      195,457       0.0%
   Canterbury Park Holding Corp.                               2,755       29,685       0.0%
#  Carnival Corp.                                            489,649   24,041,766       0.4%
#  Carriage Services, Inc.                                    20,916      494,454       0.0%
#* Cavco Industries, Inc.                                      7,600      702,240       0.0%
   CBS Corp. Class A                                          28,263    1,618,622       0.0%
   CBS Corp. Class B                                          32,803    1,857,306       0.0%
#* Charter Communications, Inc. Class A                      339,394   84,811,167       1.5%
*  Christopher & Banks Corp.                                  56,231       71,976       0.0%
#  Churchill Downs, Inc.                                       7,682    1,044,752       0.0%
   Citi Trends, Inc.                                           3,415       67,822       0.0%
   Columbia Sportswear Co.                                     8,634      489,030       0.0%
   Comcast Corp. Class A                                   3,644,823  225,322,958       4.1%
#* Conn's, Inc.                                               25,450      241,775       0.0%
   Core-Mark Holding Co., Inc.                                96,236    3,401,943       0.1%
   CSS Industries, Inc.                                       10,852      272,385       0.0%
   CST Brands, Inc.                                           50,181    2,409,692       0.1%
   Culp, Inc.                                                 10,036      281,008       0.0%
#* Delta Apparel, Inc.                                         7,532      124,278       0.0%
   Destination Maternity Corp.                                   200        1,358       0.0%
#  DeVry Education Group, Inc.                                 8,757      198,784       0.0%
#  Dillard's, Inc. Class A                                   120,300    7,374,390       0.1%
*  Discovery Communications, Inc. Class B                      3,762      106,465       0.0%
*  Discovery Communications, Inc. Class C                      3,762       94,464       0.0%
*  Dixie Group, Inc. (The)                                    11,800       47,200       0.0%
#* Dorman Products, Inc.                                      20,712    1,330,539       0.0%
   Dover Motorsports, Inc.                                    15,098       36,235       0.0%
   DR Horton, Inc.                                           208,125    6,000,244       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#  Educational Development Corp.                               1,679 $    15,699       0.0%
#* Eldorado Resorts, Inc.                                     18,512     223,995       0.0%
#  Escalade, Inc.                                                277       3,365       0.0%
#* EW Scripps Co. (The) Class A                               81,265   1,077,574       0.0%
#* Federal-Mogul Holdings Corp.                               36,417     337,221       0.0%
#  Flanigan's Enterprises, Inc.                                  865      20,090       0.0%
   Flexsteel Industries, Inc.                                  2,068      86,649       0.0%
   Ford Motor Co.                                          2,562,394  30,082,505       0.6%
#  Fred's, Inc. Class A                                       47,275     431,621       0.0%
#* FTD Cos., Inc.                                             24,893     500,847       0.0%
#* G-III Apparel Group, Ltd.                                  22,788     595,223       0.0%
#  GameStop Corp. Class A                                    104,752   2,519,286       0.1%
*  Gaming Partners International Corp.                           500       5,195       0.0%
   Gannett Co., Inc.                                          59,819     464,794       0.0%
   General Motors Co.                                      1,063,145  33,595,382       0.6%
#* Genesco, Inc.                                               7,056     379,613       0.0%
   Graham Holdings Co. Class B                                 5,780   2,745,500       0.1%
#* Gray Television, Inc.                                      46,874     417,179       0.0%
#  Group 1 Automotive, Inc.                                   57,936   3,491,803       0.1%
   Harte-Hanks, Inc.                                          55,608      78,407       0.0%
#  Haverty Furniture Cos., Inc.                               33,479     594,252       0.0%
*  Helen of Troy, Ltd.                                        64,389   5,247,703       0.1%
#* hhgregg, Inc.                                              15,698      26,687       0.0%
   Hooker Furniture Corp.                                     14,814     389,608       0.0%
#* Hyatt Hotels Corp. Class A                                 14,601     741,585       0.0%
*  Iconix Brand Group, Inc.                                   65,319     514,714       0.0%
   International Speedway Corp. Class A                       24,844     817,368       0.0%
*  J Alexander's Holdings, Inc.                                2,666      23,994       0.0%
*  JAKKS Pacific, Inc.                                        13,103      87,790       0.0%
#* JC Penney Co., Inc.                                        85,215     731,997       0.0%
   Johnson Controls International P.L.C.                     229,791   9,265,173       0.2%
   Johnson Outdoors, Inc. Class A                             15,588     560,856       0.0%
#  KB Home                                                    30,800     447,832       0.0%
#  Kohl's Corp.                                               14,353     627,944       0.0%
   La-Z-Boy, Inc.                                             56,332   1,318,169       0.0%
*  Lakeland Industries, Inc.                                  11,757     116,394       0.0%
#* Lands' End, Inc.                                           21,056     328,474       0.0%
   Lennar Corp. Class A                                      224,100   9,342,729       0.2%
   Lennar Corp. Class B                                        7,868     263,735       0.0%
*  Liberty Broadband Corp. Class A                            24,095   1,564,970       0.0%
*  Liberty Broadband Corp. Class B                             1,905     124,454       0.0%
#* Liberty Broadband Corp. Class C                            67,601   4,505,607       0.1%
*  Liberty Interactive Corp., QVC Group Class A              882,463  16,316,741       0.3%
#* Liberty Interactive Corp., QVC Group Class B               35,706     717,333       0.0%
#* Liberty Media Corp.-Liberty Braves Class A                  9,638     163,364       0.0%
#* Liberty Media Corp.-Liberty Braves Class B                    762      12,642       0.0%
*  Liberty Media Corp.-Liberty Braves Class C                 20,801     346,753       0.0%
#* Liberty Media Corp.-Liberty Media Class A                  24,095     670,564       0.0%
#* Liberty Media Corp.-Liberty Media Class B                   1,905      50,959       0.0%
#* Liberty Media Corp.-Liberty Media Class C                  52,002   1,425,375       0.0%
*  Liberty Media Corp.-Liberty SiriusXM Class A               96,383   3,206,662       0.1%
#* Liberty Media Corp.-Liberty SiriusXM Class B                7,622     246,419       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Consumer Discretionary -- (Continued)
*  Liberty Media Corp.-Liberty SiriusXM Class C            208,010 $ 6,903,852       0.1%
*  Liberty TripAdvisor Holdings, Inc. Class A               76,802   1,705,004       0.0%
*  Liberty TripAdvisor Holdings, Inc. Class B                3,570      77,737       0.0%
*  Liberty Ventures Series A                               202,261   8,070,214       0.2%
#* Liberty Ventures Series B                                 8,645     333,654       0.0%
   Lifetime Brands, Inc.                                    16,431     232,499       0.0%
#  Lithia Motors, Inc. Class A                              34,933   2,996,553       0.1%
#* Loral Space & Communications, Inc.                          820      31,816       0.0%
#* Luby's, Inc.                                             32,226     135,027       0.0%
*  M/I Homes, Inc.                                          37,930     815,874       0.0%
#* Madison Square Garden Co. (The) Class A                   9,852   1,630,407       0.0%
   Marcus Corp. (The)                                       18,899     500,823       0.0%
#* MarineMax, Inc.                                          29,164     581,822       0.0%
#  Marriott Vacations Worldwide Corp.                        2,531     160,921       0.0%
#* McClatchy Co. (The) Class A                               6,060      85,446       0.0%
*  Media General, Inc.                                      25,196     424,553       0.0%
#  Meredith Corp.                                           32,676   1,481,857       0.0%
#* Meritage Homes Corp.                                     28,156     871,428       0.0%
*  MGM Resorts International                               227,871   5,963,384       0.1%
*  Modine Manufacturing Co.                                 14,650     160,417       0.0%
*  Mohawk Industries, Inc.                                  98,740  18,197,782       0.3%
*  Monarch Casino & Resort, Inc.                             1,103      26,086       0.0%
#* Motorcar Parts of America, Inc.                          13,074     343,062       0.0%
   Movado Group, Inc.                                       21,998     485,056       0.0%
#* MSG Networks, Inc. Class A                               29,558     564,558       0.0%
*  Murphy USA, Inc.                                         30,778   2,116,911       0.1%
#  NACCO Industries, Inc. Class A                            6,832     499,761       0.0%
*  New York & Co., Inc.                                      6,926      15,237       0.0%
   Newell Brands, Inc.                                     209,562  10,063,167       0.2%
   News Corp. Class A                                      402,247   4,875,234       0.1%
#  News Corp. Class B                                       99,903   1,238,797       0.0%
   Office Depot, Inc.                                      181,609     572,068       0.0%
#  Penske Automotive Group, Inc.                            43,845   1,962,064       0.0%
*  Perry Ellis International, Inc.                          19,169     356,352       0.0%
#  PulteGroup, Inc.                                        143,221   2,663,911       0.1%
   PVH Corp.                                                31,964   3,419,509       0.1%
   RCI Hospitality Holdings, Inc.                           12,026     139,622       0.0%
*  Red Robin Gourmet Burgers, Inc.                          31,175   1,434,050       0.0%
*  Regis Corp.                                              49,623     629,220       0.0%
#  Rent-A-Center, Inc.                                      76,435     771,229       0.0%
   Rocky Brands, Inc.                                        8,729      93,400       0.0%
#  Royal Caribbean Cruises, Ltd.                           322,500  24,790,575       0.5%
*  Ruby Tuesday, Inc.                                       17,500      51,975       0.0%
#  Saga Communications, Inc. Class A                         8,693     365,106       0.0%
   Salem Media Group, Inc.                                  10,922      59,525       0.0%
   Scholastic Corp.                                         30,900   1,181,925       0.0%
*  Sequential Brands Group, Inc.                                70         504       0.0%
#  Service Corp. International                             215,549   5,518,054       0.1%
*  Shiloh Industries, Inc.                                  15,461     108,072       0.0%
#  Shoe Carnival, Inc.                                      33,450     848,626       0.0%
   Spartan Motors, Inc.                                     16,820     143,811       0.0%
#  Speedway Motorsports, Inc.                               16,132     303,443       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Discretionary -- (Continued)
#  Stage Stores, Inc.                                         37,214 $    189,419       0.0%
#  Standard Motor Products, Inc.                              37,342    1,826,024       0.0%
   Staples, Inc.                                             426,509    3,156,167       0.1%
*  Starz Class B                                               7,422      228,635       0.0%
*  Stoneridge, Inc.                                           19,361      286,930       0.0%
#  Strattec Security Corp.                                     5,224      185,452       0.0%
   Superior Industries International, Inc.                    23,275      570,237       0.0%
   Superior Uniform Group, Inc.                               17,956      319,437       0.0%
#  Tailored Brands, Inc.                                      15,981      252,500       0.0%
*  Tandy Leather Factory, Inc.                                 9,974       73,808       0.0%
   TEGNA, Inc.                                               119,639    2,347,317       0.1%
   Time Warner, Inc.                                       1,534,860  136,587,191       2.5%
#  Time, Inc.                                                191,857    2,494,141       0.1%
#* Toll Brothers, Inc.                                       179,799    4,933,684       0.1%
*  Trans World Entertainment Corp.                             5,781       22,546       0.0%
#* Tuesday Morning Corp.                                      60,500      299,475       0.0%
   Twenty-First Century Fox, Inc. Class A                  1,287,383   33,819,551       0.6%
   Twenty-First Century Fox, Inc. Class B                    550,972   14,540,151       0.3%
*  Unifi, Inc.                                                43,422    1,248,382       0.0%
*  Universal Electronics, Inc.                                 3,206      224,901       0.0%
*  Vista Outdoor, Inc.                                        77,610    3,001,179       0.1%
*  VOXX International Corp.                                    3,750       15,375       0.0%
   Walt Disney Co. (The)                                      26,220    2,430,332       0.1%
#  Wendy's Co. (The)                                         242,704    2,630,911       0.1%
*  West Marine, Inc.                                          26,468      211,744       0.0%
   Whirlpool Corp.                                            30,049    4,501,941       0.1%
#  Wyndham Worldwide Corp.                                    40,852    2,689,696       0.1%
                                                                     ------------      ----
Total Consumer Discretionary                                          858,863,116      15.5%
                                                                     ------------      ----
Consumer Staples -- (8.2%)
#  Alico, Inc.                                                   960       25,104       0.0%
#* Alliance One International, Inc.                            3,508       52,094       0.0%
   Andersons, Inc. (The)                                      23,660      900,263       0.0%
   Archer-Daniels-Midland Co.                                813,476   35,443,149       0.6%
   Bunge, Ltd.                                               121,368    7,526,030       0.1%
*  CCA Industries, Inc.                                        8,323       24,969       0.0%
#* Central Garden & Pet Co.                                   25,184      612,475       0.0%
*  Central Garden & Pet Co. Class A                           48,121    1,123,144       0.0%
   Constellation Brands, Inc. Class A                         43,556    7,279,079       0.1%
   Constellation Brands, Inc. Class B                         12,615    2,143,036       0.0%
#* Craft Brew Alliance, Inc.                                   9,754      156,552       0.0%
   CVS Health Corp.                                        1,510,745  127,053,654       2.3%
   Fresh Del Monte Produce, Inc.                              39,437    2,380,023       0.1%
#* Hain Celestial Group, Inc. (The)                           87,292    3,174,810       0.1%
   Ingles Markets, Inc. Class A                               11,437      451,762       0.0%
   Ingredion, Inc.                                            62,117    8,147,887       0.2%
   JM Smucker Co. (The)                                      108,204   14,208,267       0.3%
#  John B. Sanfilippo & Son, Inc.                             10,428      528,491       0.0%
   Kraft Heinz Co. (The)                                     128,945   11,469,658       0.2%
#* Landec Corp.                                               37,056      490,992       0.0%
   Mannatech, Inc.                                               717       12,404       0.0%
#  MGP Ingredients, Inc.                                       4,788      168,585       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Consumer Staples -- (Continued)
#  Molson Coors Brewing Co. Class A                            1,908 $    207,838       0.0%
   Molson Coors Brewing Co. Class B                          186,550   19,365,756       0.4%
   Mondelez International, Inc. Class A                    2,081,099   93,524,589       1.7%
*  Nutraceutical International Corp.                          14,615      420,912       0.0%
   Oil-Dri Corp. of America                                    5,047      170,387       0.0%
*  Omega Protein Corp.                                        25,852      576,500       0.0%
#* Post Holdings, Inc.                                        50,201    3,826,822       0.1%
   Reynolds American, Inc.                                   188,277   10,370,297       0.2%
#  Sanderson Farms, Inc.                                      16,100    1,448,678       0.0%
#* Seaboard Corp.                                              1,812    6,133,620       0.1%
*  Seneca Foods Corp. Class A                                  6,301      185,249       0.0%
*  Seneca Foods Corp. Class B                                    300        9,900       0.0%
#  Snyder's-Lance, Inc.                                       32,153    1,143,682       0.0%
   SpartanNash Co.                                            34,281      959,868       0.0%
#  Spectrum Brands Holdings, Inc.                             39,566    5,350,906       0.1%
#* TreeHouse Foods, Inc.                                      24,190    2,116,141       0.0%
   Tyson Foods, Inc. Class A                                 405,030   28,696,375       0.5%
#  Universal Corp.                                            22,290    1,208,118       0.0%
   Wal-Mart Stores, Inc.                                     679,033   47,545,891       0.9%
   Walgreens Boots Alliance, Inc.                            394,449   32,632,766       0.6%
   Weis Markets, Inc.                                         11,602      645,419       0.0%
                                                                     ------------       ---
Total Consumer Staples                                                479,912,142       8.6%
                                                                     ------------       ---
Energy -- (12.9%)
   Adams Resources & Energy, Inc.                              6,004      219,386       0.0%
#  Alon USA Energy, Inc.                                      33,484      269,881       0.0%
   Anadarko Petroleum Corp.                                  475,268   28,249,930       0.5%
   Apache Corp.                                               77,083    4,584,897       0.1%
#  Archrock, Inc.                                             69,200      802,720       0.0%
#  Atwood Oceanics, Inc.                                       4,600       35,098       0.0%
   Baker Hughes, Inc.                                        127,976    7,089,870       0.1%
*  Barnwell Industries, Inc.                                   7,870       12,592       0.0%
#  Bristow Group, Inc.                                        40,138      401,781       0.0%
#  California Resources Corp.                                  2,132       21,874       0.0%
*  Callon Petroleum Co.                                       13,214      171,650       0.0%
   Chevron Corp.                                           1,154,064  120,888,204       2.2%
#* Cloud Peak Energy, Inc.                                    33,115      203,988       0.0%
   ConocoPhillips                                          1,601,249   69,574,269       1.3%
*  Contango Oil & Gas Co.                                      1,064        8,331       0.0%
*  Dawson Geophysical Co.                                     30,611      200,502       0.0%
   Delek US Holdings, Inc.                                    52,256      883,126       0.0%
#* Denbury Resources, Inc.                                   289,460      691,809       0.0%
   EOG Resources, Inc.                                        86,247    7,798,454       0.1%
#* Era Group, Inc.                                            24,458      184,658       0.0%
*  Exterran Corp.                                             34,600      547,026       0.0%
   Exxon Mobil Corp.                                       2,448,223  203,985,940       3.7%
#  Green Plains, Inc.                                         26,534      689,884       0.0%
   Gulf Island Fabrication, Inc.                              15,018      150,180       0.0%
#* Gulfmark Offshore, Inc. Class A                            27,750       31,913       0.0%
   Halliburton Co.                                            47,970    2,206,620       0.0%
#* Helix Energy Solutions Group, Inc.                        103,010      898,247       0.0%
#  Helmerich & Payne, Inc.                                   108,670    6,858,164       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                           SHARES     VALUE+    OF NET ASSETS**
                                                           ------- ------------ ---------------
Energy -- (Continued)
#  Hess Corp.                                              165,152 $  7,922,341       0.2%
#  HollyFrontier Corp.                                      32,210      803,640       0.0%
#* Hornbeck Offshore Services, Inc.                         29,719      117,984       0.0%
   Kinder Morgan, Inc.                                     303,244    6,195,275       0.1%
#  Marathon Oil Corp.                                      467,019    6,155,310       0.1%
   Marathon Petroleum Corp.                                903,936   39,402,570       0.7%
*  Matrix Service Co.                                       15,423      272,987       0.0%
#  Murphy Oil Corp.                                        118,565    3,067,277       0.1%
#  Nabors Industries, Ltd.                                 181,974    2,165,491       0.0%
#  National Oilwell Varco, Inc.                            250,948    8,055,431       0.2%
*  Natural Gas Services Group, Inc.                         15,026      326,064       0.0%
#* Newpark Resources, Inc.                                  97,395      613,589       0.0%
   Noble Corp. P.L.C.                                       74,243      366,760       0.0%
   Noble Energy, Inc.                                      133,794    4,611,879       0.1%
   Occidental Petroleum Corp.                              192,073   14,004,042       0.3%
   Overseas Shipholding Group, Inc. Class A                     39          342       0.0%
*  Parker Drilling Co.                                     142,573      285,146       0.0%
#  Patterson-UTI Energy, Inc.                              152,325    3,424,266       0.1%
#* PDC Energy, Inc.                                         24,103    1,478,237       0.0%
*  PHI, Inc. Non-voting                                     15,570      242,581       0.0%
*  PHI, Inc. Voting                                          1,099       16,595       0.0%
   Phillips 66                                             883,414   71,689,046       1.3%
#* Pioneer Energy Services Corp.                            74,262      263,630       0.0%
   Pioneer Natural Resources Co.                            88,400   15,825,368       0.3%
   QEP Resources, Inc.                                      33,043      531,001       0.0%
#* Renewable Energy Group, Inc.                              2,882       25,218       0.0%
#* REX American Resources Corp.                              4,050      319,910       0.0%
#  Rowan Cos. P.L.C. Class A                               118,378    1,570,876       0.0%
   Schlumberger, Ltd.                                      603,242   47,191,622       0.9%
*  SEACOR Holdings, Inc.                                    20,471    1,009,425       0.0%
#  SemGroup Corp. Class A                                    4,727      152,446       0.0%
#  Ship Finance International, Ltd.                         12,481      157,885       0.0%
#  Superior Energy Services, Inc.                           75,686    1,071,714       0.0%
#  Teekay Corp.                                             37,720      246,312       0.0%
#  Tesco Corp.                                               3,745       25,653       0.0%
   Tesoro Corp.                                            168,807   14,343,531       0.3%
#  Tidewater, Inc.                                          20,555       35,560       0.0%
#* Transocean, Ltd.                                        252,980    2,431,138       0.1%
#* Unit Corp.                                               52,140      893,158       0.0%
   Valero Energy Corp.                                     605,899   35,893,457       0.7%
#* Weatherford International P.L.C.                         46,788      225,518       0.0%
#  Western Refining, Inc.                                   47,810    1,379,318       0.0%
#* Whiting Petroleum Corp.                                  16,007      131,898       0.0%
#* Willbros Group, Inc.                                     18,620       28,302       0.0%
                                                                   ------------      ----
Total Energy                                                        752,630,787      13.6%
                                                                   ------------      ----
Financials -- (19.5%)
   1st Source Corp.                                         45,305    1,565,741       0.0%
   Aflac, Inc.                                             130,228    8,968,802       0.2%
*  Alleghany Corp.                                           3,115    1,607,994       0.0%
   Allied World Assurance Co. Holdings AG                   76,431    3,285,004       0.1%
   Allstate Corp. (The)                                    211,174   14,338,715       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Financials -- (Continued)
   American Equity Investment Life Holding Co.                88,700 $ 1,590,391       0.0%
   American Financial Group, Inc.                            173,596  12,932,902       0.2%
   American International Group, Inc.                        838,781  51,752,788       0.9%
   American National Insurance Co.                            23,302   2,730,062       0.1%
#  AmeriServ Financial, Inc.                                  33,075     107,494       0.0%
*  Arch Capital Group, Ltd.                                    3,094     241,239       0.0%
   Argo Group International Holdings, Ltd.                    51,636   2,870,962       0.1%
   Aspen Insurance Holdings, Ltd.                            102,623   4,951,560       0.1%
   Associated Banc-Corp                                       31,434     638,110       0.0%
   Assurant, Inc.                                             65,820   5,299,826       0.1%
   Assured Guaranty, Ltd.                                    122,989   3,676,141       0.1%
*  Asta Funding, Inc.                                          7,527      73,765       0.0%
   Astoria Financial Corp.                                    19,344     283,003       0.0%
*  Atlanticus Holdings Corp.                                  19,218      66,302       0.0%
#* AV Homes, Inc.                                              3,852      61,439       0.0%
   Axis Capital Holdings, Ltd.                                 8,510     484,815       0.0%
   Baldwin & Lyons, Inc. Class A                                 300       7,186       0.0%
   Baldwin & Lyons, Inc. Class B                               6,556     161,278       0.0%
*  Bancorp, Inc. (The)                                           459       2,860       0.0%
   Bank Mutual Corp.                                          14,475     112,905       0.0%
   Bank of America Corp.                                   5,636,194  92,997,201       1.7%
   Bank of New York Mellon Corp. (The)                       552,910  23,924,416       0.4%
   BankFinancial Corp.                                        21,475     269,941       0.0%
#  BB&T Corp.                                                139,235   5,458,012       0.1%
   BCB Bancorp, Inc.                                           1,059      12,496       0.0%
   Berkshire Hills Bancorp, Inc.                              30,747     908,574       0.0%
#  Capital City Bank Group, Inc.                              15,389     231,451       0.0%
   Capital One Financial Corp.                               373,787  27,675,189       0.5%
*  Cascade Bancorp                                            15,799      96,532       0.0%
   Cathay General Bancorp                                     17,730     531,013       0.0%
   CenterState Banks, Inc.                                       747      13,954       0.0%
   Century Bancorp, Inc. Class A                                 495      22,448       0.0%
   Chubb, Ltd.                                               110,853  14,078,331       0.3%
#  Cincinnati Financial Corp.                                 12,284     869,462       0.0%
   CIT Group, Inc.                                            45,907   1,667,801       0.0%
   Citigroup, Inc.                                         1,870,326  91,926,523       1.7%
#  Citizens Community Bancorp, Inc.                           10,355     112,352       0.0%
   CME Group, Inc.                                           414,385  41,479,938       0.8%
   CNA Financial Corp.                                       206,979   7,569,222       0.2%
   CNO Financial Group, Inc.                                 301,264   4,543,061       0.1%
   Codorus Valley Bancorp, Inc.                                  145       3,028       0.0%
   Comerica, Inc.                                             16,431     855,891       0.0%
   Community West Bancshares                                     400       3,260       0.0%
*  Consumer Portfolio Services, Inc.                          30,005     134,422       0.0%
#* Cowen Group, Inc. Class A                                  15,961      51,873       0.0%
   Donegal Group, Inc. Class A                                13,586     204,469       0.0%
   Donegal Group, Inc. Class B                                   300       5,527       0.0%
*  E*TRADE Financial Corp.                                    89,699   2,525,924       0.1%
   Eastern Virginia Bankshares, Inc.                             307       2,533       0.0%
#  EMC Insurance Group, Inc.                                  27,511     669,893       0.0%
#* Emergent Capital, Inc.                                      3,602       9,978       0.0%
   Endurance Specialty Holdings, Ltd.                         94,576   8,696,263       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Financials -- (Continued)
   Enterprise Financial Services Corp.                         3,235 $    107,078       0.0%
   ESSA Bancorp, Inc.                                          8,217      110,765       0.0%
   Evans Bancorp, Inc.                                         1,681       45,723       0.0%
   Everest Re Group, Ltd.                                     34,913    7,105,494       0.1%
   Farmers Capital Bank Corp.                                    302        9,483       0.0%
   FBL Financial Group, Inc. Class A                          24,660    1,560,978       0.0%
#  Federal Agricultural Mortgage Corp. Class A                   177        8,406       0.0%
   Federal Agricultural Mortgage Corp. Class C                 9,200      375,636       0.0%
   Federated National Holding Co.                             13,665      244,740       0.0%
   Fidelity Southern Corp.                                     7,213      131,493       0.0%
   Fifth Third Bancorp                                        92,166    2,005,532       0.1%
*  First Acceptance Corp.                                     27,347       23,518       0.0%
   First American Financial Corp.                             61,982    2,421,017       0.1%
#  First Bancorp                                              16,138      319,048       0.0%
   First Business Financial Services, Inc.                       964       18,171       0.0%
   First Citizens BancShares, Inc. Class A                     8,627    2,510,457       0.1%
#  First Commonwealth Financial Corp.                         30,547      310,358       0.0%
   First Community Bancshares, Inc.                              183        4,145       0.0%
   First Defiance Financial Corp.                             10,880      429,542       0.0%
   First Financial Northwest, Inc.                            25,371      403,399       0.0%
   First Merchants Corp.                                      41,623    1,171,687       0.0%
   First Midwest Bancorp, Inc.                                 7,168      138,414       0.0%
   First South Bancorp, Inc.                                   2,278       22,097       0.0%
#  FNB Corp.                                                  63,117      824,939       0.0%
   FNF Group                                                  33,321    1,196,557       0.0%
#* FNFV Group                                                 15,438      186,028       0.0%
#* Genworth Financial, Inc. Class A                           34,964      144,751       0.0%
#  German American Bancorp, Inc.                               4,179      162,688       0.0%
*  Global Indemnity P.L.C.                                     8,282      248,791       0.0%
   Goldman Sachs Group, Inc. (The)                           209,155   37,279,787       0.7%
   Great Southern Bancorp, Inc.                                1,616       66,822       0.0%
   Great Western Bancorp, Inc.                                   260        8,382       0.0%
   Guaranty Federal Bancshares, Inc.                           1,684       27,904       0.0%
*  Hallmark Financial Services, Inc.                          20,834      215,840       0.0%
   Hanover Insurance Group, Inc. (The)                        88,829    6,767,882       0.1%
   Hartford Financial Services Group, Inc. (The)             320,787   14,149,915       0.3%
   Heartland Financial USA, Inc.                                 465       17,414       0.0%
*  Hilltop Holdings, Inc.                                     26,171      646,424       0.0%
#  Hingham Institution for Savings                               500       71,725       0.0%
*  HMN Financial, Inc.                                         3,456       50,803       0.0%
   Home Bancorp, Inc.                                            719       20,642       0.0%
   HopFed Bancorp, Inc.                                        6,781       77,168       0.0%
   Horace Mann Educators Corp.                                58,206    2,092,506       0.1%
   Huntington Bancshares, Inc.                                70,847      750,978       0.0%
#  Iberiabank Corp.                                              697       45,758       0.0%
   Independence Holding Co.                                   13,333      233,994       0.0%
   Infinity Property & Casualty Corp.                         15,800    1,294,810       0.0%
   International Bancshares Corp.                                800       24,680       0.0%
#  Investment Technology Group, Inc.                          23,677      362,495       0.0%
#  Investors Title Co.                                         1,169      112,224       0.0%
#  Janus Capital Group, Inc.                                  24,840      318,449       0.0%
   JPMorgan Chase & Co.                                    2,695,925  186,719,765       3.4%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                   PERCENTAGE
                                                            SHARES     VALUE+    OF NET ASSETS**
                                                           --------- ----------- ---------------
Financials -- (Continued)
#  Kemper Corp.                                               46,361 $ 1,740,856       0.0%
   Kentucky First Federal Bancorp                              2,400      19,500       0.0%
   KeyCorp                                                   526,210   7,430,085       0.1%
   Lake Sunapee Bank Group                                     3,667      66,813       0.0%
   Lakeland Bancorp, Inc.                                      8,740     123,671       0.0%
   Landmark Bancorp, Inc.                                      2,169      57,478       0.0%
   Legg Mason, Inc.                                           56,555   1,624,260       0.0%
   Lincoln National Corp.                                    134,595   6,607,269       0.1%
   Loews Corp.                                               243,798  10,490,628       0.2%
#  M&T Bank Corp.                                              4,241     520,498       0.0%
   Macatawa Bank Corp.                                        15,191     123,503       0.0%
   Mackinac Financial Corp.                                    6,893      79,683       0.0%
#  Maiden Holdings, Ltd.                                       5,792      79,061       0.0%
   MainSource Financial Group, Inc.                           45,000   1,123,200       0.0%
*  Markel Corp.                                                  101      88,620       0.0%
   Marlin Business Services Corp.                             14,241     249,217       0.0%
   MB Financial, Inc.                                         19,678     716,082       0.0%
#* MBIA, Inc.                                                 82,267     633,456       0.0%
#  MBT Financial Corp.                                         9,396      82,685       0.0%
   Mercantile Bank Corp.                                       4,422     121,693       0.0%
   Meta Financial Group, Inc.                                  1,083      79,330       0.0%
   MetLife, Inc.                                             958,812  45,025,812       0.8%
   MidWestOne Financial Group, Inc.                              346      10,062       0.0%
   Morgan Stanley                                          1,036,923  34,809,505       0.6%
   MutualFirst Financial, Inc.                                 2,300      62,905       0.0%
   Nasdaq, Inc.                                               42,129   2,694,992       0.1%
   National Western Life Group, Inc. Class A                     900     193,860       0.0%
   Navigators Group, Inc. (The)                                3,685     343,442       0.0%
#  New York Community Bancorp, Inc.                           52,185     749,377       0.0%
#* NewStar Financial, Inc.                                    41,166     400,545       0.0%
   Northrim BanCorp, Inc.                                      5,734     140,770       0.0%
   OFG Bancorp                                                30,191     321,534       0.0%
   Old Republic International Corp.                          172,923   2,915,482       0.1%
   Oppenheimer Holdings, Inc. Class A                          3,097      43,358       0.0%
*  Pacific Mercantile Bancorp                                  4,174      23,374       0.0%
#  PacWest Bancorp                                             1,076      46,688       0.0%
   Park Sterling Corp.                                           992       8,541       0.0%
#  People's United Financial, Inc.                            68,700   1,115,688       0.0%
   Peoples Bancorp of North Carolina, Inc.                       250       5,188       0.0%
   Peoples Bancorp, Inc.                                      15,923     394,413       0.0%
*  PHH Corp.                                                  54,576     792,444       0.0%
*  Piper Jaffray Cos.                                            312      17,644       0.0%
   PNC Financial Services Group, Inc. (The)                  152,671  14,595,348       0.3%
   Popular, Inc.                                              56,536   2,052,257       0.1%
   Premier Financial Bancorp, Inc.                             4,434      74,580       0.0%
#  Principal Financial Group, Inc.                           218,754  11,943,968       0.2%
   Provident Financial Holdings, Inc.                            544      10,380       0.0%
#  Provident Financial Services, Inc.                         21,059     477,829       0.0%
   Prudential Financial, Inc.                                497,625  42,193,624       0.8%
   Radian Group, Inc.                                        161,945   2,200,833       0.1%
   Regions Financial Corp.                                 1,302,555  13,950,364       0.3%
   Reinsurance Group of America, Inc.                        169,166  18,246,245       0.3%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Financials -- (Continued)
#  RenaissanceRe Holdings, Ltd.                               12,667 $    1,574,381       0.0%
   Renasant Corp.                                             42,102      1,420,521       0.0%
#* Republic First Bancorp, Inc.                                2,174          8,587       0.0%
   Riverview Bancorp, Inc.                                     1,682          8,797       0.0%
   Safety Insurance Group, Inc.                               26,197      1,773,537       0.0%
   Sandy Spring Bancorp, Inc.                                  9,125        289,262       0.0%
*  Select Bancorp, Inc.                                          600          4,860       0.0%
#  Selective Insurance Group, Inc.                            45,200      1,670,140       0.0%
   SI Financial Group, Inc.                                    5,661         73,876       0.0%
   South State Corp.                                           8,549        627,069       0.0%
#* Southern First Bancshares, Inc.                             1,216         32,285       0.0%
   Southwest Bancorp, Inc.                                    16,974        316,565       0.0%
#  State Auto Financial Corp.                                 15,100        345,790       0.0%
   State Street Corp.                                          4,112        288,704       0.0%
#  Sterling Bancorp                                           70,552      1,269,936       0.0%
#  Stewart Information Services Corp.                         12,271        551,581       0.0%
*  Stratus Properties, Inc.                                    3,069         74,270       0.0%
   Suffolk Bancorp                                               205          7,380       0.0%
   SunTrust Banks, Inc.                                      255,532     11,557,712       0.2%
   Synchrony Financial                                       914,357     26,141,467       0.5%
   Synovus Financial Corp.                                    22,796        753,864       0.0%
   Timberland Bancorp, Inc.                                    2,500         41,150       0.0%
#  Tiptree Financial, Inc. Class A                            37,071        215,012       0.0%
   Torchmark Corp.                                             7,000        443,870       0.0%
   Travelers Cos., Inc. (The)                                153,509     16,606,604       0.3%
   Trico Bancshares                                              854         22,477       0.0%
#  Trustmark Corp.                                             4,194        116,090       0.0%
   Umpqua Holdings Corp.                                      34,932        533,761       0.0%
*  Unico American Corp.                                        1,900         21,517       0.0%
   Union Bankshares Corp.                                     37,042      1,034,583       0.0%
#  United Bankshares, Inc.                                    12,121        456,962       0.0%
   United Financial Bancorp, Inc.                              9,193        135,229       0.0%
   United Fire Group, Inc.                                    24,429        965,434       0.0%
*  United Security Bancshares                                    432          2,680       0.0%
   Unity Bancorp, Inc.                                         3,999         49,188       0.0%
#  Univest Corp. of Pennsylvania                                 156          3,705       0.0%
   Unum Group                                                517,445     18,317,553       0.3%
   Validus Holdings, Ltd.                                      8,958        457,754       0.0%
#  Valley National Bancorp                                       768          7,572       0.0%
   Voya Financial, Inc.                                       14,373        439,095       0.0%
   Washington Federal, Inc.                                   97,887      2,667,421       0.1%
   Waterstone Financial, Inc.                                  1,426         24,171       0.0%
   Wells Fargo & Co.                                       1,956,746     90,029,883       1.6%
   WesBanco, Inc.                                             31,678      1,042,523       0.0%
   West Bancorporation, Inc.                                   5,278        101,865       0.0%
#  Western New England Bancorp, Inc.                          11,699         92,419       0.0%
#  Wintrust Financial Corp.                                   24,224      1,306,885       0.0%
#  WR Berkley Corp.                                            5,305        302,915       0.0%
   XL Group, Ltd.                                            240,766      8,354,580       0.2%
#  Zions Bancorporation                                       53,325      1,717,598       0.0%
                                                                     --------------      ----
Total Financials                                                      1,141,179,284      20.6%
                                                                     --------------      ----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Health Care -- (10.5%)
   Abbott Laboratories                                     217,973 $ 8,553,261       0.2%
#  Aceto Corp.                                              31,686     580,804       0.0%
#* Addus HomeCare Corp.                                      2,044      51,713       0.0%
   Aetna, Inc.                                             558,462  59,950,896       1.1%
*  Albany Molecular Research, Inc.                          24,874     387,786       0.0%
*  Alere, Inc.                                              45,800   2,046,344       0.1%
*  Allergan P.L.C.                                         103,542  21,634,065       0.4%
#* Amsurg Corp.                                             30,743   1,836,894       0.0%
#  Analogic Corp.                                            2,988     244,568       0.0%
*  AngioDynamics, Inc.                                      14,354     228,803       0.0%
*  Anika Therapeutics, Inc.                                 14,671     650,806       0.0%
   Anthem, Inc.                                            504,640  61,495,430       1.1%
#* Aptevo Therapeutics, Inc.                                 4,339       9,589       0.0%
*  Arrhythmia Research Technology, Inc.                      1,200       4,980       0.0%
   Baxter International, Inc.                               27,380   1,303,014       0.0%
*  Boston Scientific Corp.                                 518,448  11,405,856       0.2%
#* Brookdale Senior Living, Inc.                             4,785      69,048       0.0%
   Cigna Corp.                                              42,954   5,104,224       0.1%
#  CONMED Corp.                                             43,239   1,729,560       0.0%
#  Cooper Cos., Inc. (The)                                  13,956   2,456,814       0.1%
#* Cross Country Healthcare, Inc.                            7,595      84,836       0.0%
   CryoLife, Inc.                                           17,502     297,534       0.0%
#* Cumberland Pharmaceuticals, Inc.                         23,319     110,765       0.0%
*  Cutera, Inc.                                              1,289      16,886       0.0%
#* Cynosure, Inc. Class A                                    8,077     344,484       0.0%
   Danaher Corp.                                           200,460  15,746,133       0.3%
   Digirad Corp.                                            26,711     117,528       0.0%
#* Emergent BioSolutions, Inc.                               8,678     231,876       0.0%
*  Enzo Biochem, Inc.                                       41,397     252,522       0.0%
*  Exactech, Inc.                                            3,390      81,868       0.0%
*  Express Scripts Holding Co.                             493,239  33,244,309       0.6%
*  Five Star Quality Care, Inc.                             28,953      81,068       0.0%
*  Harvard Bioscience, Inc.                                 32,107      77,057       0.0%
#* Healthways, Inc.                                         37,281     924,569       0.0%
*  Hologic, Inc.                                           106,511   3,835,461       0.1%
   Humana, Inc.                                            236,814  40,620,705       0.8%
*  Impax Laboratories, Inc.                                  4,700      94,470       0.0%
*  Integer Holdings Corp.                                   41,672     918,868       0.0%
#  Invacare Corp.                                            7,330      67,070       0.0%
#  Kewaunee Scientific Corp.                                 1,631      35,964       0.0%
#  Kindred Healthcare, Inc.                                 56,891     560,376       0.0%
   LeMaitre Vascular, Inc.                                   5,100     106,794       0.0%
*  LHC Group, Inc.                                           1,418      48,595       0.0%
*  LifePoint Health, Inc.                                   82,208   4,920,149       0.1%
*  Magellan Health, Inc.                                    17,899     920,904       0.0%
(degrees)* Medcath Corp.                                    29,240          --       0.0%
   Medtronic P.L.C.                                        764,960  62,742,019       1.1%
*  Merit Medical Systems, Inc.                              13,395     294,020       0.0%
#* Molina Healthcare, Inc.                                  24,941   1,357,040       0.0%
*  Mylan NV                                                  6,181     225,606       0.0%
   National HealthCare Corp.                                 6,484     419,515       0.0%
*  Natus Medical, Inc.                                      15,698     617,716       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Health Care -- (Continued)
#* Nuvectra Corp.                                             13,890 $     74,589       0.0%
*  Omnicell, Inc.                                             35,405    1,155,088       0.0%
   PerkinElmer, Inc.                                          76,500    3,893,085       0.1%
   Pfizer, Inc.                                            4,874,915  154,583,555       2.8%
*  PharMerica Corp.                                           33,305      792,659       0.0%
#* Prestige Brands Holdings, Inc.                            111,489    5,048,222       0.1%
*  RTI Surgical, Inc.                                         73,086      186,369       0.0%
#* SciClone Pharmaceuticals, Inc.                             13,028      116,601       0.0%
#* Select Medical Holdings Corp.                              42,204      548,652       0.0%
*  Surmodics, Inc.                                             5,593      139,266       0.0%
#  Teleflex, Inc.                                             37,223    5,327,728       0.1%
   Thermo Fisher Scientific, Inc.                            499,520   73,444,426       1.3%
#* Triple-S Management Corp. Class B                          20,684      427,745       0.0%
   UnitedHealth Group, Inc.                                   89,716   12,679,562       0.2%
#* Universal American Corp.                                   70,194      527,157       0.0%
*  VCA, Inc.                                                  69,140    4,249,344       0.1%
*  WellCare Health Plans, Inc.                                18,375    2,085,746       0.1%
                                                                     ------------      ----
Total Health Care                                                     614,420,956      11.1%
                                                                     ------------      ----
Industrials -- (11.3%)
   AAR Corp.                                                  32,906    1,058,586       0.0%
   ABM Industries, Inc.                                       64,500    2,520,660       0.1%
   Acme United Corp.                                           1,030       22,516       0.0%
#  Actuant Corp. Class A                                      44,986    1,003,188       0.0%
#* AECOM                                                      55,835    1,555,005       0.0%
*  Aegion Corp.                                               42,549      787,582       0.0%
#* Aerovironment, Inc.                                        35,065      841,209       0.0%
#  AGCO Corp.                                                 58,973    3,012,341       0.1%
*  Air Transport Services Group, Inc.                          6,308       83,455       0.0%
   Alamo Group, Inc.                                          22,751    1,476,995       0.0%
   Alaska Air Group, Inc.                                    105,252    7,601,299       0.2%
   Albany International Corp. Class A                         20,551      837,453       0.0%
#  AMERCO                                                     29,431    9,488,260       0.2%
#* Ameresco, Inc. Class A                                        981        4,709       0.0%
#  American Railcar Industries, Inc.                          20,003      735,710       0.0%
#  Apogee Enterprises, Inc.                                   36,374    1,482,240       0.0%
   ArcBest Corp.                                              12,135      241,487       0.0%
   Arconic, Inc.                                             331,751    9,527,889       0.2%
   Argan, Inc.                                                    21        1,194       0.0%
   Astec Industries, Inc.                                     22,925    1,269,128       0.0%
*  Atlas Air Worldwide Holdings, Inc.                         31,815    1,331,458       0.0%
#* Avis Budget Group, Inc.                                    46,708    1,511,471       0.0%
   Barnes Group, Inc.                                         36,400    1,450,176       0.0%
*  BlueLinx Holdings, Inc.                                     1,705       13,435       0.0%
   Brady Corp. Class A                                        38,500    1,274,350       0.0%
#  Briggs & Stratton Corp.                                    41,033      764,034       0.0%
*  CAI International, Inc.                                    17,082      129,994       0.0%
*  Casella Waste Systems, Inc. Class A                         5,201       58,251       0.0%
#  Caterpillar, Inc.                                         107,902    9,005,501       0.2%
*  CBIZ, Inc.                                                 38,149      421,546       0.0%
   CDI Corp.                                                  26,779      164,691       0.0%
   CECO Environmental Corp.                                    3,773       37,353       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
#  Celadon Group, Inc.                                        24,642 $    160,173       0.0%
#  Chicago Rivet & Machine Co.                                   700       21,245       0.0%
#  CIRCOR International, Inc.                                 10,019      538,822       0.0%
   Columbus McKinnon Corp.                                    17,542      341,894       0.0%
   Comfort Systems USA, Inc.                                  44,560    1,285,556       0.0%
   CompX International, Inc.                                     500        5,575       0.0%
#  Covanta Holding Corp.                                      94,292    1,414,380       0.0%
#* Covenant Transportation Group, Inc. Class A                 7,080      113,209       0.0%
*  CRA International, Inc.                                     7,613      237,069       0.0%
   CSX Corp.                                               1,242,950   37,922,404       0.7%
   Cummins, Inc.                                                 900      115,038       0.0%
   Curtiss-Wright Corp.                                       46,353    4,154,156       0.1%
#* DigitalGlobe, Inc.                                         21,971      551,472       0.0%
   Douglas Dynamics, Inc.                                     30,234      970,511       0.0%
*  Ducommun, Inc.                                             12,645      240,761       0.0%
#* Dycom Industries, Inc.                                     39,867    3,066,968       0.1%
   Dynamic Materials Corp.                                     1,436       15,581       0.0%
   Eastern Co. (The)                                          10,193      200,802       0.0%
   Eaton Corp. P.L.C.                                        186,354   11,883,795       0.2%
   EMCOR Group, Inc.                                          50,540    3,055,648       0.1%
   Encore Wire Corp.                                          19,966      681,839       0.0%
*  Energy Recovery, Inc.                                       1,783       21,770       0.0%
   EnerSys                                                    43,239    2,816,156       0.1%
*  Engility Holdings, Inc.                                     7,988      229,495       0.0%
   Ennis, Inc.                                                31,756      465,225       0.0%
   EnPro Industries, Inc.                                     17,635      954,406       0.0%
   ESCO Technologies, Inc.                                    17,601      784,125       0.0%
   Espey Manufacturing & Electronics Corp.                     1,671       42,485       0.0%
   Essendant, Inc.                                            24,021      368,722       0.0%
#* Esterline Technologies Corp.                               44,968    3,302,900       0.1%
   Federal Signal Corp.                                       71,923      883,214       0.0%
   FedEx Corp.                                               142,324   24,809,920       0.5%
   Fortune Brands Home & Security, Inc.                      123,726    6,759,151       0.1%
*  Franklin Covey Co.                                          3,046       55,742       0.0%
   FreightCar America, Inc.                                    9,404      122,816       0.0%
*  FTI Consulting, Inc.                                       25,736    1,002,675       0.0%
#  G&K Services, Inc. Class A                                 29,714    2,813,916       0.1%
#  GATX Corp.                                                 65,445    2,864,528       0.1%
*  Gencor Industries, Inc.                                    13,149      159,103       0.0%
   General Electric Co.                                    3,873,888  112,730,141       2.1%
#* Genesee & Wyoming, Inc. Class A                             1,200       81,528       0.0%
*  Gibraltar Industries, Inc.                                 24,203      941,497       0.0%
*  GP Strategies Corp.                                        18,583      480,371       0.0%
#  Granite Construction, Inc.                                 27,179    1,336,120       0.0%
#* Great Lakes Dredge & Dock Corp.                            69,820      247,861       0.0%
#  Greenbrier Cos., Inc. (The)                                22,451      707,207       0.0%
#  Griffon Corp.                                              67,323    1,124,294       0.0%
#  H&E Equipment Services, Inc.                               59,629      831,825       0.0%
#* Hawaiian Holdings, Inc.                                     9,193      413,915       0.0%
   Heidrick & Struggles International, Inc.                   18,234      337,329       0.0%
*  Herc Holdings, Inc.                                        18,560      558,470       0.0%
*  Hertz Global Holdings, Inc.                                55,682    1,845,858       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Industrials -- (Continued)
*  Hill International, Inc.                                 27,154 $   104,543       0.0%
   Huntington Ingalls Industries, Inc.                      28,231   4,555,354       0.1%
   Hurco Cos., Inc.                                          7,910     207,242       0.0%
*  Huron Consulting Group, Inc.                              4,001     224,256       0.0%
   Hyster-Yale Materials Handling, Inc.                     12,246     712,840       0.0%
*  ICF International, Inc.                                  31,660   1,469,024       0.0%
   Ingersoll-Rand P.L.C.                                   213,109  14,340,105       0.3%
*  InnerWorkings, Inc.                                      96,587     850,931       0.0%
   Insteel Industries, Inc.                                 17,578     472,848       0.0%
*  JetBlue Airways Corp.                                   324,893   5,679,130       0.1%
   Kadant, Inc.                                              5,786     298,847       0.0%
   KAR Auction Services, Inc.                               18,100     770,698       0.0%
   KBR, Inc.                                                 3,600      53,316       0.0%
   Kennametal, Inc.                                          1,000      28,310       0.0%
*  Key Technology, Inc.                                      3,199      32,982       0.0%
   Kimball International, Inc. Class B                      31,258     390,725       0.0%
   Korn/Ferry International                                 33,148     675,888       0.0%
*  Kratos Defense & Security Solutions, Inc.                 2,711      15,236       0.0%
   L-3 Communications Holdings, Inc.                       100,470  13,758,362       0.3%
*  Lawson Products, Inc.                                     8,847     166,766       0.0%
#  LB Foster Co. Class A                                     6,682      82,857       0.0%
#* LMI Aerospace, Inc.                                      13,807     103,691       0.0%
   LS Starrett Co. (The) Class A                             4,097      37,692       0.0%
   LSI Industries, Inc.                                     27,715     238,349       0.0%
*  Lydall, Inc.                                             14,605     682,784       0.0%
   ManpowerGroup, Inc.                                      22,886   1,757,645       0.1%
   Marten Transport, Ltd.                                   47,782     979,531       0.0%
   Matson, Inc.                                             62,316   2,488,901       0.1%
   Matthews International Corp. Class A                     12,387     741,981       0.0%
   McGrath RentCorp                                         17,552     528,315       0.0%
*  Mercury Systems, Inc.                                     2,055      57,088       0.0%
*  MFRI, Inc.                                                8,900      71,200       0.0%
   Miller Industries, Inc.                                  20,099     441,173       0.0%
#  Mobile Mini, Inc.                                        54,461   1,380,586       0.0%
*  Moog, Inc. Class A                                       35,339   2,052,136       0.1%
   Mueller Industries, Inc.                                 30,912     936,324       0.0%
   Mueller Water Products, Inc. Class A                    185,957   2,290,990       0.1%
   Multi-Color Corp.                                           308      19,997       0.0%
*  MYR Group, Inc.                                          19,582     584,327       0.0%
   National Presto Industries, Inc.                            571      49,820       0.0%
*  Navigant Consulting, Inc.                                12,297     287,750       0.0%
*  NL Industries, Inc.                                      42,070     134,624       0.0%
#  NN, Inc.                                                 18,396     324,689       0.0%
   Norfolk Southern Corp.                                  545,229  50,706,297       0.9%
   Northrop Grumman Corp.                                   91,981  21,063,649       0.4%
*  Northwest Pipe Co.                                        6,690      87,706       0.0%
#* NOW, Inc.                                                62,737   1,352,610       0.0%
*  On Assignment, Inc.                                      53,951   1,856,454       0.1%
   Orbital ATK, Inc.                                        56,610   4,209,520       0.1%
   Oshkosh Corp.                                            14,466     773,931       0.0%
   Owens Corning                                           149,300   7,282,854       0.1%
*  PAM Transportation Services, Inc.                         9,249     182,205       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Industrials -- (Continued)
#  Pentair P.L.C.                                          117,934 $ 6,501,701       0.1%
   Powell Industries, Inc.                                   7,529     266,451       0.0%
   Providence and Worcester Railroad Co.                       850      21,242       0.0%
   Quad/Graphics, Inc.                                       2,390      56,786       0.0%
   Quanex Building Products Corp.                           21,431     349,325       0.0%
*  Quanta Services, Inc.                                   168,307   4,838,826       0.1%
   Raytheon Co.                                             44,355   6,059,337       0.1%
#  RCM Technologies, Inc.                                   20,293     143,674       0.0%
   Regal Beloit Corp.                                       16,070     949,737       0.0%
   Republic Services, Inc.                                 429,755  22,618,006       0.4%
   Resources Connection, Inc.                               25,955     385,432       0.0%
*  Roadrunner Transportation Systems, Inc.                     879       6,680       0.0%
*  Rush Enterprises, Inc. Class A                           32,603     855,829       0.0%
*  Rush Enterprises, Inc. Class B                           18,522     470,459       0.0%
#  Ryder System, Inc.                                       89,844   6,234,275       0.1%
#* Saia, Inc.                                                8,925     318,176       0.0%
#* SIFCO Industries, Inc.                                    6,623      68,217       0.0%
   SkyWest, Inc.                                            38,506   1,160,956       0.0%
   Southwest Airlines Co.                                  645,761  25,862,728       0.5%
#* Sparton Corp.                                             9,132     218,529       0.0%
*  SPX FLOW, Inc.                                           12,803     321,227       0.0%
   Standex International Corp.                              22,341   1,706,852       0.0%
   Stanley Black & Decker, Inc.                            154,919  17,635,979       0.3%
   Steelcase, Inc. Class A                                  55,469     740,511       0.0%
#  Supreme Industries, Inc. Class A                          1,433      17,468       0.0%
#* Team, Inc.                                                6,674     205,226       0.0%
   Terex Corp.                                              27,578     658,563       0.0%
   Tetra Tech, Inc.                                         45,222   1,738,786       0.0%
*  Titan Machinery, Inc.                                     2,883      26,783       0.0%
#* TRC Cos., Inc.                                           23,870     194,541       0.0%
   Trinity Industries, Inc.                                183,814   3,924,429       0.1%
#  Triton International, Ltd.                               24,053     290,320       0.0%
#  Triumph Group, Inc.                                      57,456   1,361,707       0.0%
*  Tutor Perini Corp.                                       33,844     644,728       0.0%
#  Twin Disc, Inc.                                             900       9,729       0.0%
*  Ultralife Corp.                                           3,309      13,567       0.0%
#  UniFirst Corp.                                           18,705   2,291,362       0.1%
   Union Pacific Corp.                                     888,128  78,315,127       1.4%
   United Technologies Corp.                               166,872  17,054,318       0.3%
   Universal Forest Products, Inc.                          31,800   2,734,482       0.1%
*  USA Truck, Inc.                                          15,105     124,314       0.0%
*  Vectrus, Inc.                                             4,069      68,237       0.0%
#* Veritiv Corp.                                             9,437     509,126       0.0%
   Viad Corp.                                               23,193     962,509       0.0%
#* Virco Manufacturing Corp.                                12,601      53,554       0.0%
   VSE Corp.                                                   610      17,592       0.0%
   Waste Connections, Inc.                                   2,800     210,588       0.0%
   Watts Water Technologies, Inc. Class A                   37,737   2,264,220       0.1%
#  Werner Enterprises, Inc.                                 34,105     820,225       0.0%
#* Wesco Aircraft Holdings, Inc.                             6,228      80,030       0.0%
*  WESCO International, Inc.                                11,687     633,435       0.0%
*  Willdan Group, Inc.                                       1,000      16,060       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Industrials -- (Continued)
*  Willis Lease Finance Corp.                                  6,713 $    178,633       0.0%
*  XPO Logistics, Inc.                                        12,216      402,273       0.0%
                                                                     ------------      ----
Total Industrials                                                     658,990,775      11.9%
                                                                     ------------      ----
Information Technology -- (11.4%)
   Activision Blizzard, Inc.                                 982,162   42,399,934       0.8%
*  Actua Corp.                                                 1,184       13,794       0.0%
*  Acxiom Corp.                                                7,769      183,038       0.0%
#* Agilysys, Inc.                                             16,899      163,075       0.0%
*  Alpha & Omega Semiconductor, Ltd.                          20,661      436,567       0.0%
*  ARRIS International P.L.C.                                 70,523    1,959,129       0.1%
*  Arrow Electronics, Inc.                                   182,170   11,134,230       0.2%
   AstroNova, Inc.                                             6,285       91,447       0.0%
   Avnet, Inc.                                               139,400    5,847,830       0.1%
   AVX Corp.                                                  86,630    1,214,553       0.0%
*  Aware, Inc.                                                14,326       74,853       0.0%
*  Axcelis Technologies, Inc.                                    175        2,389       0.0%
*  AXT, Inc.                                                  16,521       85,083       0.0%
#  Bel Fuse, Inc. Class A                                      3,874       75,156       0.0%
   Bel Fuse, Inc. Class B                                     11,837      282,312       0.0%
*  Benchmark Electronics, Inc.                                62,063    1,560,884       0.0%
   Black Box Corp.                                            18,611      214,026       0.0%
#* Blackhawk Network Holdings, Inc.                           25,926      893,151       0.0%
#* Blucora, Inc.                                              57,127      759,789       0.0%
   Brocade Communications Systems, Inc.                      461,513    4,892,038       0.1%
   Brooks Automation, Inc.                                    50,847      662,536       0.0%
*  BSQUARE Corp.                                               4,065       16,870       0.0%
*  CACI International, Inc. Class A                           24,830    2,429,615       0.1%
*  Calix, Inc.                                                16,027      100,169       0.0%
#* Ciber, Inc.                                                34,165       34,848       0.0%
   Cisco Systems, Inc.                                     4,149,274  127,299,726       2.3%
   Cohu, Inc.                                                 28,915      323,559       0.0%
*  CommerceHub, Inc. Series A                                 20,226      303,795       0.0%
#* CommerceHub, Inc. Series B                                    864       14,628       0.0%
*  CommerceHub, Inc. Series C                                 42,180      634,809       0.0%
   Communications Systems, Inc.                                9,323       40,742       0.0%
   Computer Sciences Corp.                                   136,993    7,459,269       0.2%
   Comtech Telecommunications Corp.                           15,569      161,918       0.0%
   Concurrent Computer Corp.                                  13,740       84,913       0.0%
#  Convergys Corp.                                           197,364    5,763,029       0.1%
*  CoreLogic, Inc.                                            96,545    4,108,955       0.1%
   Corning, Inc.                                             785,955   17,849,038       0.3%
#* Cray, Inc.                                                 12,866      267,613       0.0%
   CSP, Inc.                                                   2,414       25,081       0.0%
#  CTS Corp.                                                  66,936    1,218,235       0.0%
*  CyberOptics Corp.                                           3,281       79,236       0.0%
#  Cypress Semiconductor Corp.                                52,022      518,659       0.0%
*  Datalink Corp.                                             28,408      269,308       0.0%
*  Dell Technologies, Inc. Class V                            38,133    1,871,949       0.1%
*  Digi International, Inc.                                   25,438      232,758       0.0%
*  Diodes, Inc.                                                4,709       97,523       0.0%
*  DSP Group, Inc.                                            46,713      509,172       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Information Technology -- (Continued)
*  EchoStar Corp. Class A                                     23,551 $  1,100,774       0.0%
*  Edgewater Technology, Inc.                                 13,603      110,864       0.0%
#* Electro Scientific Industries, Inc.                         6,085       31,520       0.0%
#* Electronics for Imaging, Inc.                              58,110    2,471,418       0.1%
#  Emcore Corp.                                                  744        4,873       0.0%
#* EnerNOC, Inc.                                              13,197       68,624       0.0%
*  Entegris, Inc.                                                300        4,770       0.0%
*  ePlus, Inc.                                                 8,745      800,605       0.0%
#* Exar Corp.                                                 51,341      463,096       0.0%
*  Fabrinet                                                    4,055      153,928       0.0%
   Fidelity National Information Services, Inc.              151,857   11,225,269       0.2%
*  Finisar Corp.                                              61,526    1,684,582       0.0%
#* First Solar, Inc.                                          28,266    1,144,490       0.0%
*  FormFactor, Inc.                                           46,295      415,498       0.0%
*  Frequency Electronics, Inc.                                10,976       99,772       0.0%
#* GSI Technology, Inc.                                        3,363       17,757       0.0%
   Hackett Group, Inc. (The)                                  39,123      630,663       0.0%
#* Harmonic, Inc.                                             22,962      117,106       0.0%
   Hewlett Packard Enterprise Co.                            810,974   18,222,586       0.3%
   HP, Inc.                                                   79,891    1,157,621       0.0%
   IAC/InterActiveCorp                                       125,298    8,074,203       0.2%
#* ID Systems, Inc.                                            9,084       45,602       0.0%
   Ingram Micro, Inc. Class A                                277,679   10,329,659       0.2%
*  Insight Enterprises, Inc.                                  42,100    1,212,059       0.0%
   Intel Corp.                                             4,407,379  153,685,306       2.8%
#* Internap Corp.                                             32,386       40,483       0.0%
   Intersil Corp. Class A                                    119,798    2,645,140       0.1%
*  IntriCon Corp.                                              2,835       17,152       0.0%
*  Itron, Inc.                                                33,397    1,800,098       0.0%
   IXYS Corp.                                                  3,055       32,383       0.0%
   Juniper Networks, Inc.                                    212,100    5,586,714       0.1%
*  Key Tronic Corp.                                           17,623      136,050       0.0%
*  Kimball Electronics, Inc.                                  23,443      325,858       0.0%
*  Kulicke & Soffa Industries, Inc.                           71,688      949,149       0.0%
*  KVH Industries, Inc.                                       19,858      157,871       0.0%
   Lam Research Corp.                                          3,066      296,973       0.0%
#* Lattice Semiconductor Corp.                               108,469      658,407       0.0%
#  Lexmark International, Inc. Class A                        35,849    1,422,847       0.0%
*  Limelight Networks, Inc.                                   10,944       19,480       0.0%
   ManTech International Corp. Class A                         2,048       79,524       0.0%
   Marvell Technology Group, Ltd.                            166,418    2,168,427       0.1%
*  Maxwell Technologies, Inc.                                  2,521       12,202       0.0%
   Mentor Graphics Corp.                                      35,620    1,029,418       0.0%
   Methode Electronics, Inc.                                  79,272    2,473,286       0.1%
*  Micron Technology, Inc.                                   758,908   13,022,861       0.3%
#* Microsemi Corp.                                             7,940      334,512       0.0%
   MKS Instruments, Inc.                                      61,200    3,087,540       0.1%
   MOCON, Inc.                                                   700       10,815       0.0%
#* ModusLink Global Solutions, Inc.                           67,250       91,460       0.0%
   NCI, Inc. Class A                                             686        8,061       0.0%
#* NETGEAR, Inc.                                                 428       21,614       0.0%
#* Novatel Wireless, Inc.                                     10,953       28,697       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                            SHARES      VALUE+    OF NET ASSETS**
                                                           --------- ------------ ---------------
Information Technology -- (Continued)
   Optical Cable Corp.                                        10,793 $     29,681       0.0%
*  PAR Technology Corp.                                       12,896       71,444       0.0%
   Park Electrochemical Corp.                                  1,642       25,336       0.0%
   PC Connection, Inc.                                        39,267      911,387       0.0%
   PC-Tel, Inc.                                               28,574      145,156       0.0%
*  PCM, Inc.                                                  10,471      221,985       0.0%
*  Photronics, Inc.                                           79,712      773,206       0.0%
*  Plexus Corp.                                               10,626      486,777       0.0%
#* Qorvo, Inc.                                                24,909    1,386,186       0.0%
   QUALCOMM, Inc.                                          1,059,256   72,792,072       1.3%
*  Rambus, Inc.                                                1,069       13,031       0.0%
#* RealNetworks, Inc.                                         12,525       55,861       0.0%
   Reis, Inc.                                                 13,511      265,491       0.0%
   RF Industries, Ltd.                                         2,823        4,940       0.0%
   Richardson Electronics, Ltd.                               15,464       96,650       0.0%
*  Rofin-Sinar Technologies, Inc.                              4,978      162,034       0.0%
*  Rogers Corp.                                                7,543      410,565       0.0%
*  Rudolph Technologies, Inc.                                 16,097      291,356       0.0%
*  Sanmina Corp.                                              39,846    1,101,742       0.0%
#* ScanSource, Inc.                                           14,745      516,075       0.0%
*  Seachange International, Inc.                               8,687       22,847       0.0%
*  ShoreTel, Inc.                                              3,200       21,280       0.0%
*  Sonus Networks, Inc.                                        6,622       38,341       0.0%
#  SS&C Technologies Holdings, Inc.                           51,586    1,647,141       0.0%
*  StarTek, Inc.                                              22,913      153,517       0.0%
#* SunPower Corp.                                             18,322      132,651       0.0%
#* Super Micro Computer, Inc.                                  5,886      139,498       0.0%
*  Sykes Enterprises, Inc.                                    20,292      542,608       0.0%
   SYNNEX Corp.                                               55,900    5,731,986       0.1%
*  Synopsys, Inc.                                              4,200      249,102       0.0%
#  Systemax, Inc.                                              2,187       17,168       0.0%
   TE Connectivity, Ltd.                                      43,886    2,759,113       0.1%
*  Tech Data Corp.                                            82,952    6,388,963       0.1%
*  Telenav, Inc.                                               9,865       53,764       0.0%
   Teradyne, Inc.                                             26,789      623,916       0.0%
   Tessco Technologies, Inc.                                   8,689      101,227       0.0%
   Tessera Technologies, Inc.                                 48,635    1,804,358       0.0%
*  TiVo Corp.                                                 19,000      377,150       0.0%
#* TTM Technologies, Inc.                                     55,241      726,419       0.0%
#* Veeco Instruments, Inc.                                    15,978      346,723       0.0%
#* Virtusa Corp.                                              30,064      569,412       0.0%
#  Vishay Intertechnology, Inc.                              151,731    2,139,407       0.1%
#* Vishay Precision Group, Inc.                               16,480      258,736       0.0%
   Western Digital Corp.                                     215,907   12,617,605       0.2%
*  Xcerra Corp.                                               20,165      111,109       0.0%
   Xerox Corp.                                               889,633    8,691,714       0.2%
*  XO Group, Inc.                                              6,284      115,626       0.0%
*  Yahoo!, Inc.                                            1,048,770   43,576,393       0.8%
                                                                     ------------      ----
   Total Information Technology                                       664,109,647      12.0%
                                                                     ------------      ----
Materials -- (2.0%)
#  A Schulman, Inc.                                           32,960      947,600       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                 PERCENTAGE
                                                           SHARES    VALUE+    OF NET ASSETS**
                                                           ------- ----------- ---------------
Materials -- (Continued)
#  Allegheny Technologies, Inc.                             22,777 $   310,678       0.0%
   Ampco-Pittsburgh Corp.                                    4,007      43,276       0.0%
   Ashland Global Holdings, Inc.                           112,560  12,576,329       0.2%
#  Bemis Co., Inc.                                          25,154   1,225,503       0.0%
   Cabot Corp.                                              46,280   2,413,039       0.1%
#* Century Aluminum Co.                                     15,822     115,659       0.0%
*  Chemtura Corp.                                           49,368   1,619,270       0.0%
*  Clearwater Paper Corp.                                   16,822     893,248       0.0%
#  Commercial Metals Co.                                    85,208   1,338,618       0.0%
*  Core Molding Technologies, Inc.                          11,847     206,375       0.0%
   Domtar Corp.                                              8,107     291,447       0.0%
   Dow Chemical Co. (The)                                   11,060     595,139       0.0%
   Friedman Industries, Inc.                                13,926      71,162       0.0%
   FutureFuel Corp.                                          6,104      66,900       0.0%
   Graphic Packaging Holding Co.                           154,000   1,925,000       0.0%
#  Greif, Inc. Class A                                       4,885     228,911       0.0%
   Huntsman Corp.                                           50,242     851,602       0.0%
#* Ingevity Corp.                                           33,431   1,384,043       0.0%
   International Paper Co.                                 485,829  21,876,880       0.4%
   Kaiser Aluminum Corp.                                    27,181   1,970,351       0.0%
   KapStone Paper and Packaging Corp.                       80,984   1,469,050       0.0%
*  Kraton Corp.                                              5,435     139,299       0.0%
*  Louisiana-Pacific Corp.                                 173,457   3,182,936       0.1%
   Martin Marietta Materials, Inc.                          23,633   4,381,085       0.1%
   Materion Corp.                                           18,497     560,459       0.0%
   Mercer International, Inc.                               21,725     171,627       0.0%
   Minerals Technologies, Inc.                              34,280   2,303,616       0.1%
#  Mosaic Co. (The)                                         17,274     406,457       0.0%
   Myers Industries, Inc.                                   56,992     686,754       0.0%
#  Neenah Paper, Inc.                                        7,684     613,952       0.0%
   Newmont Mining Corp.                                     93,868   3,476,871       0.1%
*  Northern Technologies International Corp.                 3,035      42,186       0.0%
   Nucor Corp.                                              83,945   4,100,713       0.1%
#  Olin Corp.                                               69,801   1,530,736       0.0%
   Olympic Steel, Inc.                                       9,986     230,577       0.0%
   PH Glatfelter Co.                                        50,600   1,124,332       0.0%
   PolyOne Corp.                                             5,174     151,236       0.0%
   Reliance Steel & Aluminum Co.                            93,801   6,451,633       0.1%
#* Resolute Forest Products, Inc.                            1,817       8,631       0.0%
#  Schnitzer Steel Industries, Inc. Class A                    400       9,660       0.0%
   Sensient Technologies Corp.                              38,101   2,838,905       0.1%
   Steel Dynamics, Inc.                                     94,919   2,606,476       0.1%
#* Stillwater Mining Co.                                    55,630     740,992       0.0%
   SunCoke Energy, Inc.                                     62,210     635,164       0.0%
#  Synalloy Corp.                                            5,144      52,983       0.0%
   Tredegar Corp.                                           27,973     517,500       0.0%
   Tronox, Ltd. Class A                                      1,600      12,960       0.0%
#* Universal Stainless & Alloy Products, Inc.                6,269      65,824       0.0%
   Vulcan Materials Co.                                     58,246   6,593,447       0.1%
#  Westlake Chemical Corp.                                 158,152   8,190,692       0.2%
   WestRock Co.                                            200,591   9,265,298       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                            SHARES       VALUE+     OF NET ASSETS**
                                                           --------- -------------- ---------------
Materials -- (Continued)
   Worthington Industries, Inc.                               47,320 $    2,224,040       0.1%
                                                                     --------------      ----
Total Materials                                                         115,737,121       2.1%
                                                                     --------------      ----
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares             47,409             --       0.0%
(degrees)* Petrocorp, Inc. Escrow Shares                         900             --       0.0%
                                                                     --------------      ----
Total Other                                                                      --       0.0%
                                                                     --------------      ----
Real Estate -- (0.0%)
#  Alexander & Baldwin, Inc.                                  66,838      2,793,160       0.1%
   Griffin Industrial Realty, Inc.                             1,500         46,725       0.0%
                                                                     --------------      ----
Total Real Estate                                                         2,839,885       0.1%
                                                                     --------------      ----
Telecommunication Services -- (4.0%)
   AT&T, Inc.                                              5,474,287    201,399,019       3.6%
#  ATN International, Inc.                                        84          5,682       0.0%
#  CenturyLink, Inc.                                         512,432     13,620,443       0.2%
#  Frontier Communications Corp.                             696,949      2,801,735       0.1%
#* General Communication, Inc. Class A                        37,073        587,236       0.0%
#* Iridium Communications, Inc.                               14,800        120,620       0.0%
(degrees)* Leap Wireless International, Inc.                   8,393             --       0.0%
*  Lumos Networks Corp.                                          500          7,105       0.0%
#* ORBCOMM, Inc.                                              44,499        397,376       0.0%
#  Shenandoah Telecommunications Co.                         112,708      2,975,491       0.1%
   Spok Holdings, Inc.                                        12,522        226,022       0.0%
#* Sprint Corp.                                              422,600      2,603,216       0.1%
#* T-Mobile US, Inc.                                         113,786      5,658,578       0.1%
   Telephone & Data Systems, Inc.                            111,207      2,873,589       0.1%
*  United States Cellular Corp.                                7,591        266,064       0.0%
   Verizon Communications, Inc.                               43,648      2,099,469       0.0%
#* Vonage Holdings Corp.                                      85,934        589,507       0.0%
                                                                     --------------      ----
Total Telecommunication Services                                        236,231,152       4.3%
                                                                     --------------      ----
Utilities -- (0.1%)
*  Calpine Corp.                                              62,921        748,760       0.0%
   Consolidated Water Co., Ltd.                                6,656         74,547       0.0%
   NRG Energy, Inc.                                          241,908      2,571,482       0.1%
#  Ormat Technologies, Inc.                                   20,134        971,063       0.0%
   UGI Corp.                                                  27,306      1,263,995       0.0%
                                                                     --------------      ----
Total Utilities                                                           5,629,847       0.1%
                                                                     --------------      ----
TOTAL COMMON STOCKS                                                   5,530,544,712      99.9%
                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights         157,807        160,158       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES       VALUE+     OF NET ASSETS**
                                                           ---------- -------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights          157,807 $        7,701        0.0%
                                                                      --------------      -----
TOTAL RIGHTS/WARRANTS                                                        167,859        0.0%
                                                                      --------------      -----
TOTAL INVESTMENT SECURITIES                                            5,530,712,571
                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   State Street Institutional U.S. Government Money
     Market Fund, 0.260%                                   11,204,446     11,204,446        0.2%
                                                                      --------------      -----
SECURITIES LENDING COLLATERAL -- (5.2%)
(S)@ DFA Short Term Investment Fund                        26,327,188    304,658,223        5.5%
                                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,671,390,515)                   $5,846,575,240      105.6%
                                                                      ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                           --------------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                           -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                                  $  858,863,116           --   --    $  858,863,116
   Consumer Staples                                           479,912,142           --   --       479,912,142
   Energy                                                     752,630,787           --   --       752,630,787
   Financials                                               1,141,179,284           --   --     1,141,179,284
   Health Care                                                614,420,956           --   --       614,420,956
   Industrials                                                658,990,775           --   --       658,990,775
   Information Technology                                     664,109,647           --   --       664,109,647
   Materials                                                  115,737,121           --   --       115,737,121
   Other                                                               --           --   --                --
   Real Estate                                                  2,839,885           --   --         2,839,885
   Telecommunication Services                                 236,231,152           --   --       236,231,152
   Utilities                                                    5,629,847           --   --         5,629,847
Rights/Warrants                                                        -- $    167,859   --           167,859
Temporary Cash Investments                                     11,204,446           --   --        11,204,446
Securities Lending Collateral                                          --  304,658,223   --       304,658,223
                                                           -------------- ------------   --    --------------
TOTAL                                                      $5,541,749,158 $304,826,082   --    $5,846,575,240
                                                           ============== ============   ==    ==============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
COMMON STOCKS -- (83.6%)
Consumer Discretionary -- (14.1%)
*   1-800-Flowers.com, Inc. Class A                                600  $  5,730       0.0%
#   Aaron's, Inc.                                                1,900    46,949       0.1%
*   Adient P.L.C.                                                  403    18,341       0.0%
    Advance Auto Parts, Inc.                                       619    86,710       0.1%
*   Amazon.com, Inc.                                               700   552,874       0.7%
    AMC Entertainment Holdings, Inc. Class A                       467    14,687       0.0%
*   AMC Networks, Inc. Class A                                     412    20,159       0.0%
#*  America's Car-Mart, Inc.                                       140     5,719       0.0%
*   American Axle & Manufacturing Holdings, Inc.                 1,414    25,339       0.0%
#   American Eagle Outfitters, Inc.                              3,500    59,640       0.1%
*   Apollo Education Group, Inc.                                 1,300    11,427       0.0%
    Aramark                                                      2,508    93,373       0.1%
*   Asbury Automotive Group, Inc.                                  700    35,665       0.1%
#*  Ascent Capital Group, Inc. Class A                             200     4,076       0.0%
#   Autoliv, Inc.                                                  600    58,068       0.1%
#*  AutoNation, Inc.                                             1,520    66,682       0.1%
*   AutoZone, Inc.                                                  25    18,554       0.0%
*   Ballantyne Strong, Inc.                                        500     3,400       0.0%
    Beasley Broadcast Group, Inc. Class A                          300     1,515       0.0%
#   Bed Bath & Beyond, Inc.                                      1,500    60,630       0.1%
#*  Belmond, Ltd. Class A                                        1,713    22,183       0.0%
    Best Buy Co., Inc.                                           2,840   110,504       0.1%
    Big 5 Sporting Goods Corp.                                     600     9,300       0.0%
#   Big Lots, Inc.                                               1,158    50,257       0.1%
#*  Biglari Holdings, Inc.                                          94    41,189       0.1%
#*  BJ's Restaurants, Inc.                                         536    19,350       0.0%
    Bloomin' Brands, Inc.                                        2,459    42,541       0.1%
#   Blue Nile, Inc.                                                 47     1,642       0.0%
#   Bob Evans Farms, Inc.                                          400    16,488       0.0%
#   BorgWarner, Inc.                                             1,629    58,383       0.1%
*   Bright Horizons Family Solutions, Inc.                         712    47,640       0.1%
#   Brinker International, Inc.                                    525    25,851       0.0%
    Brunswick Corp.                                              1,491    64,858       0.1%
    Buckle, Inc. (The)                                             400     8,340       0.0%
#*  Buffalo Wild Wings, Inc.                                       200    29,130       0.0%
*   Build-A-Bear Workshop, Inc.                                    500     6,750       0.0%
*   Burlington Stores, Inc.                                        364    27,278       0.0%
#*  Cabela's, Inc.                                                 935    57,605       0.1%
#   Cable One, Inc.                                                172    99,199       0.1%
#   CalAtlantic Group, Inc.                                      1,848    59,727       0.1%
    Caleres, Inc.                                                  960    24,010       0.0%
    Callaway Golf Co.                                              980    10,006       0.0%
#*  Cambium Learning Group, Inc.                                 1,078     5,584       0.0%
    Capella Education Co.                                          231    16,886       0.0%
*   Career Education Corp.                                       2,500    17,975       0.0%
#*  CarMax, Inc.                                                 1,500    74,910       0.1%
#*  Carmike Cinemas, Inc.                                          300     9,795       0.0%
#   Carnival Corp.                                               1,701    83,519       0.1%
#   Carriage Services, Inc.                                        300     7,092       0.0%
*   Carrols Restaurant Group, Inc.                                 883    11,038       0.0%
    Carter's, Inc.                                                 200    17,268       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
    Cato Corp. (The) Class A                                        700 $   20,769       0.0%
#*  Cavco Industries, Inc.                                          200     18,480       0.0%
    CBS Corp. Class B                                             1,800    101,916       0.1%
*   Century Communities, Inc.                                       400      7,880       0.0%
#*  Charter Communications, Inc. Class A                            665    166,177       0.2%
#   Cheesecake Factory, Inc. (The)                                1,265     67,285       0.1%
#   Chico's FAS, Inc.                                             2,100     24,507       0.0%
#   Children's Place, Inc. (The)                                    500     37,975       0.1%
*   Chipotle Mexican Grill, Inc.                                     51     18,399       0.0%
    Choice Hotels International, Inc.                               490     23,740       0.0%
#*  Chuy's Holdings, Inc.                                           602     17,097       0.0%
    Cinemark Holdings, Inc.                                       2,138     85,092       0.1%
#   ClubCorp Holdings, Inc.                                       1,322     15,269       0.0%
    Coach, Inc.                                                   1,823     65,427       0.1%
    Columbia Sportswear Co.                                         800     45,312       0.1%
    Comcast Corp. Class A                                        16,957  1,048,282       1.2%
#   Cooper Tire & Rubber Co.                                      1,440     52,920       0.1%
*   Cooper-Standard Holding, Inc.                                   348     31,762       0.0%
    Core-Mark Holding Co., Inc.                                     800     28,280       0.0%
#   Cracker Barrel Old Country Store, Inc.                          400     55,200       0.1%
#*  Crocs, Inc.                                                     602      4,629       0.0%
    CST Brands, Inc.                                              1,321     63,434       0.1%
    Culp, Inc.                                                      300      8,400       0.0%
#   Dana, Inc.                                                    4,036     62,477       0.1%
#   Darden Restaurants, Inc.                                        964     62,458       0.1%
*   Dave & Buster's Entertainment, Inc.                             961     39,737       0.1%
#*  Deckers Outdoor Corp.                                           400     20,876       0.0%
#*  Del Frisco's Restaurant Group, Inc.                             200      2,860       0.0%
*   Del Taco Restaurants, Inc.                                      885     11,868       0.0%
    Delphi Automotive P.L.C.                                        500     32,535       0.0%
*   Denny's Corp.                                                   998     10,349       0.0%
*   Destination XL Group, Inc.                                      609      2,466       0.0%
    DeVry Education Group, Inc.                                   1,197     27,172       0.0%
    Dick's Sporting Goods, Inc.                                   1,496     83,252       0.1%
#   Dillard's, Inc. Class A                                       1,000     61,300       0.1%
    DineEquity, Inc.                                                566     44,771       0.1%
#*  Discovery Communications, Inc. Class A                        1,388     36,241       0.1%
*   Discovery Communications, Inc. Class C                        2,337     58,682       0.1%
*   DISH Network Corp. Class A                                      372     21,784       0.0%
    Dollar General Corp.                                            976     67,432       0.1%
#*  Dollar Tree, Inc.                                             1,599    120,804       0.2%
    Domino's Pizza, Inc.                                            205     34,694       0.1%
#*  Dorman Products, Inc.                                           800     51,392       0.1%
    DR Horton, Inc.                                               3,620    104,365       0.1%
    Drew Industries, Inc.                                           407     36,447       0.1%
#   DSW, Inc. Class A                                               695     14,435       0.0%
#   Dunkin' Brands Group, Inc.                                      626     30,273       0.0%
    Entercom Communications Corp. Class A                         1,119     14,771       0.0%
    Entravision Communications Corp. Class A                      1,558     10,439       0.0%
#   Ethan Allen Interiors, Inc.                                     800     24,560       0.0%
#*  EW Scripps Co. (The) Class A                                    879     11,656       0.0%
#   Expedia, Inc.                                                   539     69,655       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   Express, Inc.                                                 1,624 $ 19,520       0.0%
#*  Federal-Mogul Holdings Corp.                                  2,140   19,816       0.0%
#*  Fiesta Restaurant Group, Inc.                                   433   11,431       0.0%
#   Finish Line, Inc. (The) Class A                                 700   13,783       0.0%
#*  Five Below, Inc.                                                467   17,550       0.0%
    Foot Locker, Inc.                                             1,678  112,040       0.1%
    Ford Motor Co.                                               22,267  261,415       0.3%
#*  Fox Factory Holding Corp.                                     1,139   24,716       0.0%
#*  Francesca's Holdings Corp.                                      700   11,249       0.0%
#*  G-III Apparel Group, Ltd.                                     1,200   31,344       0.0%
    GameStop Corp. Class A                                        2,894   69,601       0.1%
    Gannett Co., Inc.                                             1,889   14,678       0.0%
#   Gap, Inc. (The)                                                 893   24,638       0.0%
#   Garmin, Ltd.                                                  1,300   62,868       0.1%
    General Motors Co.                                            9,518  300,769       0.4%
#*  Genesco, Inc.                                                   400   21,520       0.0%
#   Gentex Corp.                                                  4,226   71,462       0.1%
#*  Gentherm, Inc.                                                  750   21,112       0.0%
#   Genuine Parts Co.                                             1,135  102,820       0.1%
#*  Global Eagle Entertainment, Inc.                              1,749   14,079       0.0%
    Goodyear Tire & Rubber Co. (The)                              2,353   68,308       0.1%
    Graham Holdings Co. Class B                                      45   21,375       0.0%
#*  Grand Canyon Education, Inc.                                    866   37,792       0.1%
#*  Gray Television, Inc.                                         1,180   10,502       0.0%
#*  Green Brick Partners, Inc.                                       52      398       0.0%
#   Group 1 Automotive, Inc.                                        500   30,135       0.0%
#   H&R Block, Inc.                                                 800   18,376       0.0%
#   Hanesbrands, Inc.                                             1,700   43,690       0.1%
#   Harley-Davidson, Inc.                                         1,211   69,051       0.1%
    Harman International Industries, Inc.                           466   37,145       0.1%
#   Hasbro, Inc.                                                    400   33,364       0.1%
    Haverty Furniture Cos., Inc.                                    600   10,650       0.0%
*   Helen of Troy, Ltd.                                             522   42,543       0.1%
#*  Hibbett Sports, Inc.                                            267   10,373       0.0%
#   Hilton Worldwide Holdings, Inc.                               1,226   27,708       0.0%
    Home Depot, Inc. (The)                                        2,736  333,819       0.4%
    Hooker Furniture Corp.                                          200    5,260       0.0%
*   Horizon Global Corp.                                            182    3,647       0.0%
*   Houghton Mifflin Harcourt Co.                                 1,069   13,523       0.0%
    HSN, Inc.                                                       596   22,469       0.0%
*   Hyatt Hotels Corp. Class A                                      300   15,237       0.0%
    ILG, Inc.                                                     1,115   18,264       0.0%
#*  Installed Building Products, Inc.                               475   15,699       0.0%
    International Speedway Corp. Class A                            600   19,740       0.0%
    Interpublic Group of Cos., Inc. (The)                         1,746   39,093       0.1%
*   Intrawest Resorts Holdings, Inc.                                743   12,193       0.0%
#*  iRobot Corp.                                                    344   17,441       0.0%
*   J Alexander's Holdings, Inc.                                    279    2,511       0.0%
    Jack in the Box, Inc.                                           400   37,492       0.1%
#*  JC Penney Co., Inc.                                           2,200   18,898       0.0%
    John Wiley & Sons, Inc. Class A                                 940   48,504       0.1%
    John Wiley & Sons, Inc. Class B                                  70    3,681       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
*   K12, Inc.                                                      700  $  7,588       0.0%
#*  Kate Spade & Co.                                               472     7,906       0.0%
#   KB Home                                                      1,375    19,993       0.0%
*   Kirkland's, Inc.                                               474     5,788       0.0%
#   Kohl's Corp.                                                 2,223    97,256       0.1%
#   L Brands, Inc.                                                 400    28,876       0.0%
*   La Quinta Holdings, Inc.                                        26       260       0.0%
    La-Z-Boy, Inc.                                                 800    18,720       0.0%
*   Lakeland Industries, Inc.                                      200     1,980       0.0%
    Lear Corp.                                                   1,021   125,358       0.2%
    Leggett & Platt, Inc.                                          460    21,105       0.0%
    Lennar Corp. Class A                                         1,539    64,161       0.1%
    Libbey, Inc.                                                   640    10,246       0.0%
*   Liberty Broadband Corp. Class A                                185    12,016       0.0%
#*  Liberty Broadband Corp. Class C                                857    57,119       0.1%
*   Liberty Interactive Corp., QVC Group Class A                 2,535    46,872       0.1%
#*  Liberty Media Corp.-Liberty Braves Class A                      74     1,254       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                     148     2,467       0.0%
#*  Liberty Media Corp.-Liberty Media Class A                      185     5,149       0.0%
#*  Liberty Media Corp.-Liberty Media Class C                      370    10,142       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                   740    24,620       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                 1,480    49,121       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                   1,193    26,485       0.0%
*   Liberty Ventures Series A                                      620    24,738       0.0%
    Lifetime Brands, Inc.                                          500     7,075       0.0%
#   Lions Gate Entertainment Corp.                                 605    12,318       0.0%
#   Lithia Motors, Inc. Class A                                    400    34,312       0.1%
#*  Live Nation Entertainment, Inc.                              1,304    36,082       0.1%
*   LKQ Corp.                                                    3,200   103,296       0.1%
    Lowe's Cos., Inc.                                            1,781   118,704       0.1%
#*  Lululemon Athletica, Inc.                                      200    11,450       0.0%
#*  Lumber Liquidators Holdings, Inc.                              171     2,652       0.0%
*   M/I Homes, Inc.                                                500    10,755       0.0%
    Macy's, Inc.                                                 2,291    83,599       0.1%
#*  Madison Square Garden Co. (The) Class A                        382    63,217       0.1%
    Marcus Corp. (The)                                             500    13,250       0.0%
*   MarineMax, Inc.                                                380     7,581       0.0%
    Marriott International, Inc. Class A                           900    61,830       0.1%
#   Marriott Vacations Worldwide Corp.                             290    18,438       0.0%
    Mattel, Inc.                                                 1,400    44,142       0.1%
#*  McClatchy Co. (The) Class A                                     12       169       0.0%
    McDonald's Corp.                                             1,800   202,626       0.2%
#   MDC Holdings, Inc.                                             918    21,766       0.0%
*   Media General, Inc.                                            700    11,795       0.0%
    Meredith Corp.                                                 800    36,280       0.1%
#*  Meritage Homes Corp.                                         1,000    30,950       0.0%
#*  Michael Kors Holdings, Ltd.                                    519    26,355       0.0%
#*  Michaels Cos., Inc. (The)                                      965    22,436       0.0%
*   Modine Manufacturing Co.                                     1,100    12,045       0.0%
*   Mohawk Industries, Inc.                                        480    88,464       0.1%
#   Monro Muffler Brake, Inc.                                      420    23,100       0.0%
#*  Motorcar Parts of America, Inc.                                400    10,496       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
    Movado Group, Inc.                                              300 $  6,615       0.0%
*   MSG Networks, Inc. Class A                                      550   10,505       0.0%
*   Murphy USA, Inc.                                                866   59,563       0.1%
    National CineMedia, Inc.                                        723   10,028       0.0%
#*  Nautilus, Inc.                                                  477    8,395       0.0%
*   Netflix, Inc.                                                   196   24,475       0.0%
#   New Media Investment Group, Inc.                                253    3,643       0.0%
#   New York Times Co. (The) Class A                              1,579   17,211       0.0%
    Newell Brands, Inc.                                             800   38,416       0.1%
    News Corp. Class A                                            2,450   29,694       0.0%
    News Corp. Class B                                              906   11,234       0.0%
#   Nexstar Broadcasting Group, Inc. Class A                        300   14,640       0.0%
    NIKE, Inc. Class B                                            2,400  120,432       0.2%
#   Nordstrom, Inc.                                               1,000   52,000       0.1%
#*  Norwegian Cruise Line Holdings, Ltd.                            985   38,287       0.1%
    Nutrisystem, Inc.                                               600   19,020       0.0%
*   NVR, Inc.                                                        27   41,121       0.1%
*   O'Reilly Automotive, Inc.                                       258   68,226       0.1%
    Office Depot, Inc.                                           10,039   31,623       0.0%
*   Ollie's Bargain Outlet Holdings, Inc.                           720   19,692       0.0%
#   Omnicom Group, Inc.                                             600   47,892       0.1%
#*  Overstock.com, Inc.                                             300    4,395       0.0%
    Oxford Industries, Inc.                                         400   25,088       0.0%
#*  Panera Bread Co. Class A                                         85   16,215       0.0%
#   Papa John's International, Inc.                                 500   37,725       0.1%
*   Party City Holdco, Inc.                                       1,375   22,344       0.0%
#   Penske Automotive Group, Inc.                                 2,200   98,450       0.1%
#   Polaris Industries, Inc.                                        402   30,797       0.0%
    Pool Corp.                                                      353   32,681       0.0%
#*  Popeyes Louisiana Kitchen, Inc.                                 300   16,014       0.0%
*   Priceline Group, Inc. (The)                                     100  147,423       0.2%
#   PulteGroup, Inc.                                              2,800   52,080       0.1%
    PVH Corp.                                                       632   67,611       0.1%
#   Ralph Lauren Corp.                                              227   22,269       0.0%
*   Reading International, Inc. Class A                              20      264       0.0%
*   Red Lion Hotels Corp.                                           600    5,040       0.0%
#*  Red Robin Gourmet Burgers, Inc.                                 400   18,400       0.0%
    Regal Entertainment Group Class A                               600   12,906       0.0%
    Rocky Brands, Inc.                                              200    2,140       0.0%
    Ross Stores, Inc.                                             1,000   62,540       0.1%
#   Royal Caribbean Cruises, Ltd.                                   976   75,025       0.1%
    Ruth's Hospitality Group, Inc.                                  695   11,016       0.0%
#   Saga Communications, Inc. Class A                               133    5,586       0.0%
    Salem Media Group, Inc.                                         400    2,180       0.0%
#*  Sally Beauty Holdings, Inc.                                     900   23,346       0.0%
    Scholastic Corp.                                                779   29,797       0.0%
#   Scripps Networks Interactive, Inc. Class A                      871   56,058       0.1%
#   SeaWorld Entertainment, Inc.                                  1,500   21,015       0.0%
#*  Select Comfort Corp.                                            580   11,130       0.0%
#   Service Corp. International                                   3,500   89,600       0.1%
#*  ServiceMaster Global Holdings, Inc.                             795   28,453       0.0%
    Shoe Carnival, Inc.                                             500   12,685       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
#*  Shutterfly, Inc.                                               573  $ 28,077       0.0%
#   Signet Jewelers, Ltd.                                          533    43,312       0.1%
#   Sinclair Broadcast Group, Inc. Class A                       1,300    32,630       0.0%
#*  Sirius XM Holdings, Inc.                                     3,200    13,344       0.0%
    Six Flags Entertainment Corp.                                  600    33,390       0.1%
*   Skechers U.S.A., Inc. Class A                                  808    16,992       0.0%
#*  Smith & Wesson Holding Corp.                                 1,129    29,839       0.0%
#   Sonic Automotive, Inc. Class A                                 900    16,110       0.0%
#   Sonic Corp.                                                    400     9,164       0.0%
    Sotheby's                                                      932    33,440       0.1%
    Standard Motor Products, Inc.                                  448    21,907       0.0%
    Staples, Inc.                                                3,010    22,274       0.0%
    Starbucks Corp.                                              2,226   118,134       0.1%
*   Starz Class A                                                1,190    37,437       0.1%
*   Steven Madden, Ltd.                                          1,023    34,168       0.1%
*   Stoneridge, Inc.                                               482     7,143       0.0%
#   Strattec Security Corp.                                         40     1,420       0.0%
#*  Strayer Education, Inc.                                        248    14,548       0.0%
    Sturm Ruger & Co., Inc.                                        300    18,450       0.0%
    Superior Industries International, Inc.                        800    19,600       0.0%
    Superior Uniform Group, Inc.                                   400     7,116       0.0%
*   Tandy Leather Factory, Inc.                                    300     2,220       0.0%
#   Target Corp.                                                 2,400   164,952       0.2%
*   Taylor Morrison Home Corp. Class A                              74     1,262       0.0%
#   TEGNA, Inc.                                                  2,839    55,701       0.1%
#*  Tempur Sealy International, Inc.                               600    32,442       0.0%
#*  Tenneco, Inc.                                                  600    33,042       0.0%
    Texas Roadhouse, Inc.                                          916    37,116       0.1%
    Thor Industries, Inc.                                          840    66,620       0.1%
#   Tiffany & Co.                                                1,200    88,104       0.1%
#*  Tile Shop Holdings, Inc.                                       800    13,560       0.0%
    Time Warner, Inc.                                            4,154   369,664       0.4%
#   Time, Inc.                                                   1,345    17,485       0.0%
    TJX Cos., Inc. (The)                                           885    65,269       0.1%
#*  Toll Brothers, Inc.                                          1,548    42,477       0.1%
*   TopBuild Corp.                                                 517    15,577       0.0%
    Tower International, Inc.                                      500    10,850       0.0%
#   Tractor Supply Co.                                             600    37,578       0.1%
*   TRI Pointe Group, Inc.                                       1,600    17,328       0.0%
#*  TripAdvisor, Inc.                                              300    19,344       0.0%
#*  Tuesday Morning Corp.                                          600     2,970       0.0%
#   Tupperware Brands Corp.                                        400    23,808       0.0%
    Twenty-First Century Fox, Inc. Class A                       3,307    86,875       0.1%
    Twenty-First Century Fox, Inc. Class B                       1,295    34,175       0.1%
*   Ulta Salon Cosmetics & Fragrance, Inc.                         200    48,668       0.1%
#*  Under Armour, Inc. Class A                                     400    12,440       0.0%
*   Under Armour, Inc. Class C                                     402    10,396       0.0%
*   Unifi, Inc.                                                    666    19,148       0.0%
*   Universal Electronics, Inc.                                    300    21,045       0.0%
#*  Urban Outfitters, Inc.                                       1,900    63,555       0.1%
    Vail Resorts, Inc.                                             140    22,322       0.0%
#*  Vera Bradley, Inc.                                              70       936       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Consumer Discretionary -- (Continued)
    VF Corp.                                                       600  $    32,526       0.0%
#   Viacom, Inc. Class A                                           120        5,076       0.0%
    Viacom, Inc. Class B                                         3,691      138,634       0.2%
*   Vista Outdoor, Inc.                                            896       34,648       0.1%
    Visteon Corp.                                                  710       50,133       0.1%
    Walt Disney Co. (The)                                        5,800      537,602       0.6%
#   Wendy's Co. (The)                                            5,186       56,216       0.1%
*   West Marine, Inc.                                              500        4,000       0.0%
    Whirlpool Corp.                                                900      134,838       0.2%
*   William Lyon Homes Class A                                     674       12,038       0.0%
#   Williams-Sonoma, Inc.                                          500       23,110       0.0%
#   Winmark Corp.                                                   30        3,209       0.0%
#   Winnebago Industries, Inc.                                     478       13,504       0.0%
    Wolverine World Wide, Inc.                                   1,128       24,083       0.0%
#   Wyndham Worldwide Corp.                                        568       37,397       0.1%
    Yum! Brands, Inc.                                              600       51,768       0.1%
#*  Zumiez, Inc.                                                   696       15,486       0.0%
                                                                        -----------      ----
Total Consumer Discretionary                                             14,426,191      16.8%
                                                                        -----------      ----
Consumer Staples -- (5.4%)
    Andersons, Inc. (The)                                          550       20,927       0.0%
    Archer-Daniels-Midland Co.                                   1,724       75,115       0.1%
#   Avon Products, Inc.                                          4,556       29,842       0.0%
#   B&G Foods, Inc.                                              1,133       48,039       0.1%
*   Blue Buffalo Pet Products, Inc.                              1,310       32,907       0.0%
    Bunge, Ltd.                                                  1,533       95,061       0.1%
#   Cal-Maine Foods, Inc.                                        1,200       46,380       0.1%
    Calavo Growers, Inc.                                           300       17,745       0.0%
#   Campbell Soup Co.                                              600       32,604       0.0%
#   Casey's General Stores, Inc.                                   626       70,732       0.1%
*   Central Garden & Pet Co. Class A                               599       13,981       0.0%
#*  Chefs' Warehouse, Inc. (The)                                   700        7,980       0.0%
#   Church & Dwight Co., Inc.                                      800       38,608       0.0%
#   Clorox Co. (The)                                               500       60,010       0.1%
#   Coca-Cola Bottling Co. Consolidated                            200       28,260       0.0%
    Coca-Cola Co. (The)                                          7,711      326,946       0.4%
    Colgate-Palmolive Co.                                        1,400       99,904       0.1%
    ConAgra Foods, Inc.                                            223       10,744       0.0%
    Costco Wholesale Corp.                                         800      118,296       0.1%
    Coty, Inc. Class A                                           2,280       52,417       0.1%
*   Darling Ingredients, Inc.                                    2,800       38,080       0.0%
#   Dean Foods Co.                                               1,700       31,042       0.0%
    Dr Pepper Snapple Group, Inc.                                  500       43,895       0.1%
#*  Edgewell Personal Care Co.                                     733       55,268       0.1%
    Energizer Holdings, Inc.                                       533       24,790       0.0%
    Estee Lauder Cos., Inc. (The) Class A                          400       34,852       0.0%
*   Farmer Brothers Co.                                            500       16,350       0.0%
#   Flowers Foods, Inc.                                          3,300       51,216       0.1%
    Fresh Del Monte Produce, Inc.                                  837       50,513       0.1%
#   General Mills, Inc.                                          1,144       70,905       0.1%
#*  Hain Celestial Group, Inc. (The)                             1,356       49,318       0.1%
    Hershey Co. (The)                                              183       18,750       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Staples -- (Continued)
#   Hormel Foods Corp.                                              600 $   23,100       0.0%
*   HRG Group, Inc.                                               2,134     32,095       0.0%
#   Ingles Markets, Inc. Class A                                    300     11,850       0.0%
    Ingredion, Inc.                                               1,042    136,679       0.2%
#   Inter Parfums, Inc.                                             750     24,450       0.0%
    J&J Snack Foods Corp.                                           400     48,860       0.1%
    JM Smucker Co. (The)                                            918    120,543       0.1%
#   John B. Sanfilippo & Son, Inc.                                  200     10,136       0.0%
    Kellogg Co.                                                     544     40,871       0.1%
    Kimberly-Clark Corp.                                            700     80,087       0.1%
    Kraft Heinz Co. (The)                                         1,729    153,794       0.2%
    Kroger Co. (The)                                              1,808     56,012       0.1%
    Lancaster Colony Corp.                                          500     65,325       0.1%
#*  Landec Corp.                                                    800     10,600       0.0%
#   McCormick & Co., Inc. Non-Voting                                500     47,935       0.1%
    Medifast, Inc.                                                  300     12,318       0.0%
    Mondelez International, Inc. Class A                          4,103    184,389       0.2%
*   Monster Beverage Corp.                                          133     19,197       0.0%
*   National Beverage Corp.                                         400     18,896       0.0%
#   Orchids Paper Products Co.                                       98      2,515       0.0%
    PepsiCo, Inc.                                                 3,179    340,789       0.4%
#   Pilgrim's Pride Corp.                                           621     13,563       0.0%
    Pinnacle Foods, Inc.                                          1,474     75,793       0.1%
#*  Post Holdings, Inc.                                             751     57,249       0.1%
#   PriceSmart, Inc.                                                426     38,745       0.1%
    Procter & Gamble Co. (The)                                    8,545    741,706       0.9%
*   Revlon, Inc. Class A                                            505     17,170       0.0%
    Sanderson Farms, Inc.                                           600     53,988       0.1%
#   Snyder's-Lance, Inc.                                          1,140     40,550       0.1%
    SpartanNash Co.                                                 700     19,600       0.0%
#   Spectrum Brands Holdings, Inc.                                  200     27,048       0.0%
#*  Sprouts Farmers Market, Inc.                                  1,116     24,719       0.0%
    Sysco Corp.                                                   1,100     52,932       0.1%
#   Tootsie Roll Industries, Inc.                                   668     23,681       0.0%
#*  TreeHouse Foods, Inc.                                           742     64,910       0.1%
    Tyson Foods, Inc. Class A                                     2,000    141,700       0.2%
#*  United Natural Foods, Inc.                                      900     37,566       0.0%
    Wal-Mart Stores, Inc.                                        10,249    717,635       0.8%
#   WD-40 Co.                                                       200     21,325       0.0%
    Weis Markets, Inc.                                              488     27,147       0.0%
#*  WhiteWave Foods Co. (The)                                       800     43,592       0.1%
#   Whole Foods Market, Inc.                                      3,104     87,812       0.1%
                                                                        ----------       ---
Total Consumer Staples                                                   5,480,349       6.4%
                                                                        ----------       ---
Energy -- (6.3%)
    Adams Resources & Energy, Inc.                                   49      1,790       0.0%
    Alon USA Energy, Inc.                                         1,630     13,138       0.0%
    Anadarko Petroleum Corp.                                      1,300     77,272       0.1%
*   Antero Resources Corp.                                        1,189     31,473       0.0%
    Apache Corp.                                                    669     39,792       0.1%
#   Archrock, Inc.                                                1,611     18,688       0.0%
    Baker Hughes, Inc.                                            1,182     65,483       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Energy -- (Continued)
    Cabot Oil & Gas Corp.                                         2,406 $   50,237       0.1%
*   Callon Petroleum Co.                                          1,300     16,887       0.0%
#*  Carrizo Oil & Gas, Inc.                                         993     33,593       0.0%
    Cheniere Energy Partners L.P. Holdings LLC                      360      7,178       0.0%
#*  Cheniere Energy, Inc.                                           300     11,310       0.0%
#*  Chesapeake Energy Corp.                                       5,090     28,046       0.0%
    Chevron Corp.                                                 5,323    557,584       0.7%
    Cimarex Energy Co.                                              415     53,589       0.1%
#*  Clayton Williams Energy, Inc.                                   200     17,462       0.0%
*   Clean Energy Fuels Corp.                                      2,859     11,751       0.0%
#*  Concho Resources, Inc.                                          500     63,470       0.1%
    ConocoPhillips                                                3,522    153,031       0.2%
#   CONSOL Energy, Inc.                                           4,088     69,292       0.1%
#*  Continental Resources, Inc.                                     600     29,346       0.0%
#   Core Laboratories NV                                            259     25,115       0.0%
#   CVR Energy, Inc.                                                700      9,282       0.0%
*   Dawson Geophysical Co.                                          564      3,694       0.0%
    Delek US Holdings, Inc.                                       1,600     27,040       0.0%
#   DHT Holdings, Inc.                                              945      3,846       0.0%
#   Diamond Offshore Drilling, Inc.                               1,155     19,046       0.0%
#*  Diamondback Energy, Inc.                                        437     39,894       0.1%
#*  Dril-Quip, Inc.                                                 700     33,250       0.0%
*   Eclipse Resources Corp.                                       4,372     11,979       0.0%
    Energen Corp.                                                   758     37,999       0.1%
#   EnLink Midstream LLC                                          1,100     16,775       0.0%
    EOG Resources, Inc.                                           1,341    121,253       0.2%
#   EQT Corp.                                                       400     26,400       0.0%
#*  Exterran Corp.                                                  805     12,727       0.0%
    Exxon Mobil Corp.                                            19,592  1,632,405       1.9%
*   FMC Technologies, Inc.                                        1,932     62,346       0.1%
#*  Forum Energy Technologies, Inc.                               1,619     29,142       0.0%
#   Frank's International NV                                      1,200     13,500       0.0%
#*  Geospace Technologies Corp.                                     222      4,091       0.0%
#   Green Plains, Inc.                                              700     18,200       0.0%
*   Gulfport Energy Corp.                                           926     22,326       0.0%
    Halliburton Co.                                               2,200    101,200       0.1%
#*  Helix Energy Solutions Group, Inc.                            1,500     13,080       0.0%
#   Helmerich & Payne, Inc.                                         600     37,866       0.1%
#   Hess Corp.                                                    1,580     75,793       0.1%
#   HollyFrontier Corp.                                           1,553     38,747       0.1%
    Kinder Morgan, Inc.                                           4,939    100,904       0.1%
#*  Kosmos Energy, Ltd.                                           4,409     22,971       0.0%
*   Laredo Petroleum, Inc.                                          247      2,944       0.0%
#   Marathon Oil Corp.                                              628      8,277       0.0%
    Marathon Petroleum Corp.                                      4,500    196,155       0.2%
*   Matrix Service Co.                                              500      8,850       0.0%
#*  McDermott International, Inc.                                 4,552     23,397       0.0%
#   Murphy Oil Corp.                                                500     12,935       0.0%
#   Nabors Industries, Ltd.                                       3,694     43,959       0.1%
#   National Oilwell Varco, Inc.                                  1,700     54,570       0.1%
*   Natural Gas Services Group, Inc.                                200      4,340       0.0%
*   Newfield Exploration Co.                                        700     28,413       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Energy -- (Continued)
#*  Newpark Resources, Inc.                                      1,700  $   10,710       0.0%
    Noble Energy, Inc.                                           2,164      74,593       0.1%
*   Oasis Petroleum, Inc.                                        2,092      21,945       0.0%
    Occidental Petroleum Corp.                                   1,504     109,657       0.1%
#   Oceaneering International, Inc.                              1,500      35,700       0.1%
*   Oil States International, Inc.                                 781      22,844       0.0%
#   ONEOK, Inc.                                                    800      38,744       0.1%
*   Par Pacific Holdings, Inc.                                     107       1,363       0.0%
*   Parsley Energy, Inc. Class A                                 1,362      44,810       0.1%
#   Patterson-UTI Energy, Inc.                                   2,320      52,154       0.1%
#   PBF Energy, Inc. Class A                                     1,270      27,686       0.0%
#*  PDC Energy, Inc.                                               791      48,512       0.1%
    Phillips 66                                                  2,417     196,140       0.2%
    Pioneer Natural Resources Co.                                  658     117,795       0.1%
    QEP Resources, Inc.                                          1,400      22,498       0.0%
    Range Resources Corp.                                        1,088      36,764       0.1%
#*  Renewable Energy Group, Inc.                                 1,100       9,625       0.0%
#*  REX American Resources Corp.                                   200      15,798       0.0%
*   Rice Energy, Inc.                                            1,529      33,776       0.0%
#   Rowan Cos. P.L.C. Class A                                    1,100      14,597       0.0%
#*  RPC, Inc.                                                    1,800      31,086       0.0%
*   RSP Permian, Inc.                                            1,325      47,833       0.1%
    Schlumberger, Ltd.                                           3,643     284,992       0.3%
*   SEACOR Holdings, Inc.                                          300      14,793       0.0%
    SemGroup Corp. Class A                                         784      25,284       0.0%
#   Ship Finance International, Ltd.                             1,848      23,377       0.0%
    SM Energy Co.                                                  400      13,452       0.0%
*   Southwestern Energy Co.                                      2,347      24,385       0.0%
    Spectra Energy Corp.                                           945      39,510       0.1%
#   Superior Energy Services, Inc.                                 958      13,565       0.0%
#*  Synergy Resources Corp.                                        800       5,472       0.0%
#   Targa Resources Corp.                                        1,318      57,860       0.1%
    Tesoro Corp.                                                 2,195     186,509       0.2%
#*  Transocean, Ltd.                                             4,023      38,661       0.1%
#*  Unit Corp.                                                     800      13,704       0.0%
    US Silica Holdings, Inc.                                       438      20,231       0.0%
    Valero Energy Corp.                                          3,800     225,112       0.3%
#   Western Refining, Inc.                                       1,947      56,171       0.1%
    Williams Cos., Inc. (The)                                    1,522      44,442       0.1%
    World Fuel Services Corp.                                    1,068      42,987       0.1%
#*  WPX Energy, Inc.                                             4,506      48,935       0.1%
                                                                        ----------       ---
Total Energy                                                             6,489,195       7.6%
                                                                        ----------       ---
Financials -- (17.0%)
    1st Source Corp.                                               440      15,206       0.0%
*   Affiliated Managers Group, Inc.                                300      39,798       0.1%
    Aflac, Inc.                                                    900      61,983       0.1%
*   Alleghany Corp.                                                116      59,880       0.1%
    Allied World Assurance Co. Holdings AG                       1,272      54,671       0.1%
    Allstate Corp. (The)                                         2,000     135,800       0.2%
    Ally Financial, Inc.                                         4,852      87,676       0.1%
#*  Ambac Financial Group, Inc.                                     31         572       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    American Equity Investment Life Holding Co.                   1,496 $ 26,823       0.0%
    American Express Co.                                          5,052  335,554       0.4%
    American Financial Group, Inc.                                  659   49,095       0.1%
    American International Group, Inc.                            2,941  181,460       0.2%
#   American National Insurance Co.                                 200   23,432       0.0%
    Ameriprise Financial, Inc.                                    1,297  114,642       0.1%
    Ameris Bancorp                                                  682   24,757       0.0%
#   AMERISAFE, Inc.                                                 400   22,240       0.0%
    AmeriServ Financial, Inc.                                       560    1,820       0.0%
#   AmTrust Financial Services, Inc.                              2,572   67,875       0.1%
    Aon P.L.C.                                                      738   81,793       0.1%
*   Arch Capital Group, Ltd.                                        632   49,277       0.1%
    Argo Group International Holdings, Ltd.                         820   45,592       0.1%
#   Arrow Financial Corp.                                           309    9,764       0.0%
#   Arthur J Gallagher & Co.                                        934   45,047       0.1%
    Aspen Insurance Holdings, Ltd.                                  700   33,775       0.0%
#   Associated Banc-Corp                                          1,577   32,013       0.0%
    Assured Guaranty, Ltd.                                        2,829   84,559       0.1%
    Astoria Financial Corp.                                       1,500   21,945       0.0%
    Axis Capital Holdings, Ltd.                                     953   54,292       0.1%
#   Banc of California, Inc.                                      1,100   14,630       0.0%
    BancFirst Corp.                                                 325   23,302       0.0%
*   Bancorp, Inc. (The)                                             400    2,492       0.0%
    BancorpSouth, Inc.                                            1,486   34,921       0.1%
    Bank Mutual Corp.                                             1,000    7,800       0.0%
    Bank of America Corp.                                        27,476  453,354       0.5%
#   Bank of Hawaii Corp.                                            746   56,062       0.1%
#   Bank of Marin Bancorp                                            22    1,117       0.0%
    Bank of New York Mellon Corp. (The)                           4,015  173,729       0.2%
#   Bank of the Ozarks, Inc.                                      1,260   46,570       0.1%
#   BankUnited, Inc.                                              1,201   34,997       0.1%
    Banner Corp.                                                    400   18,056       0.0%
#   BB&T Corp.                                                    2,209   86,593       0.1%
#   Beneficial Bancorp, Inc.                                      1,319   19,125       0.0%
*   Berkshire Hathaway, Inc. Class B                              2,683  387,157       0.5%
    Berkshire Hills Bancorp, Inc.                                   697   20,596       0.0%
    BGC Partners, Inc. Class A                                    4,175   35,863       0.1%
    BlackRock, Inc.                                                 529  180,516       0.2%
#   Blue Hills Bancorp, Inc.                                        400    6,220       0.0%
    BNC Bancorp                                                     600   14,940       0.0%
#*  BofI Holding, Inc.                                              872   16,245       0.0%
#   BOK Financial Corp.                                             631   44,814       0.1%
    Boston Private Financial Holdings, Inc.                       1,500   19,725       0.0%
#   Bridge Bancorp, Inc.                                            180    4,959       0.0%
    Brookline Bancorp, Inc.                                       1,601   20,493       0.0%
#   Brown & Brown, Inc.                                           2,199   81,055       0.1%
    Bryn Mawr Bank Corp.                                            500   15,700       0.0%
    California First National Bancorp                                 3       42       0.0%
    Camden National Corp.                                           193    6,373       0.0%
#   Capital Bank Financial Corp. Class A                            353   11,561       0.0%
    Capital One Financial Corp.                                   2,200  162,888       0.2%
#   Capitol Federal Financial, Inc.                               2,200   32,274       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    Cardinal Financial Corp.                                       700  $ 18,396       0.0%
*   Cascade Bancorp                                              2,746    16,778       0.0%
#   Cathay General Bancorp                                       1,247    37,348       0.1%
    CBOE Holdings, Inc.                                            500    31,605       0.0%
    CenterState Banks, Inc.                                        971    18,138       0.0%
    Central Pacific Financial Corp.                                628    16,096       0.0%
    Charles Schwab Corp. (The)                                   2,157    68,377       0.1%
    Chemical Financial Corp.                                       862    37,023       0.1%
    Chubb, Ltd.                                                  1,425   180,975       0.2%
#   Cincinnati Financial Corp.                                     960    67,949       0.1%
    CIT Group, Inc.                                              1,052    38,219       0.1%
    Citigroup, Inc.                                              7,934   389,956       0.5%
    Citizens Financial Group, Inc.                               2,622    69,063       0.1%
#*  Citizens, Inc.                                               1,400    10,892       0.0%
#   City Holding Co.                                               400    20,908       0.0%
#   Clifton Bancorp, Inc.                                          214     3,272       0.0%
    CME Group, Inc.                                                906    90,691       0.1%
    CNO Financial Group, Inc.                                    2,500    37,700       0.1%
    CoBiz Financial, Inc.                                          861    10,952       0.0%
#   Cohen & Steers, Inc.                                           603    22,420       0.0%
#   Columbia Banking System, Inc.                                1,146    37,841       0.1%
    Comerica, Inc.                                               1,107    57,664       0.1%
#   Commerce Bancshares, Inc.                                    1,626    81,007       0.1%
#   Community Bank System, Inc.                                    700    32,977       0.0%
    Community Trust Bancorp, Inc.                                  250     9,138       0.0%
#   ConnectOne Bancorp, Inc.                                       964    17,689       0.0%
#*  Cowen Group, Inc. Class A                                    1,879     6,107       0.0%
    Crawford & Co. Class A                                         200     1,798       0.0%
#   Crawford & Co. Class B                                         200     2,250       0.0%
#*  Credit Acceptance Corp.                                        345    63,514       0.1%
*   CU Bancorp                                                     259     6,087       0.0%
#   Cullen/Frost Bankers, Inc.                                     920    69,911       0.1%
*   Customers Bancorp, Inc.                                        308     8,338       0.0%
#   CVB Financial Corp.                                          1,760    29,533       0.0%
    Diamond Hill Investment Group, Inc.                             70    12,741       0.0%
    Dime Community Bancshares, Inc.                                700    11,340       0.0%
    Discover Financial Services                                  2,560   144,205       0.2%
    Donegal Group, Inc. Class A                                    700    10,535       0.0%
*   E*TRADE Financial Corp.                                      1,642    46,239       0.1%
*   Eagle Bancorp, Inc.                                            535    26,295       0.0%
    East West Bancorp, Inc.                                      1,923    75,978       0.1%
#   Eaton Vance Corp.                                            1,589    55,710       0.1%
    EMC Insurance Group, Inc.                                      352     8,571       0.0%
    Employers Holdings, Inc.                                       630    19,750       0.0%
*   Encore Capital Group, Inc.                                     608    12,069       0.0%
    Endurance Specialty Holdings, Ltd.                           1,059    97,375       0.1%
#*  Enova International, Inc.                                      640     6,016       0.0%
*   Enstar Group, Ltd.                                             200    33,720       0.0%
    Enterprise Bancorp, Inc.                                        42     1,096       0.0%
    Enterprise Financial Services Corp.                            498    16,484       0.0%
    EverBank Financial Corp.                                       828    15,989       0.0%
    Evercore Partners, Inc. Class A                                735    39,506       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    Everest Re Group, Ltd.                                         300  $ 61,056       0.1%
#*  Ezcorp, Inc. Class A                                           846     8,249       0.0%
#   FactSet Research Systems, Inc.                                 200    30,944       0.0%
    FBL Financial Group, Inc. Class A                              500    31,650       0.0%
*   FCB Financial Holdings, Inc. Class A                           548    20,440       0.0%
    Federal Agricultural Mortgage Corp. Class C                    200     8,166       0.0%
#   Federated Investors, Inc. Class B                            1,323    35,721       0.1%
    Federated National Holding Co.                                 200     3,582       0.0%
    Fidelity Southern Corp.                                        491     8,951       0.0%
    Fifth Third Bancorp                                          6,231   135,587       0.2%
#   Financial Engines, Inc.                                        400    11,060       0.0%
    Financial Institutions, Inc.                                   400    10,740       0.0%
    First American Financial Corp.                               1,833    71,597       0.1%
#*  First BanCorp(318672706)                                     3,216    16,498       0.0%
#   First Bancorp(318910106)                                       600    11,862       0.0%
#   First Bancorp, Inc.                                            147     3,479       0.0%
    First Busey Corp.                                              678    15,669       0.0%
#   First Citizens BancShares, Inc. Class A                        171    49,761       0.1%
    First Commonwealth Financial Corp.                           1,503    15,270       0.0%
    First Community Bancshares, Inc.                               398     9,015       0.0%
    First Defiance Financial Corp.                                 300    11,844       0.0%
    First Financial Bancorp                                      1,100    23,650       0.0%
#   First Financial Bankshares, Inc.                               800    28,960       0.0%
    First Financial Corp.                                          300    12,030       0.0%
    First Financial Northwest, Inc.                                100     1,590       0.0%
#   First Horizon National Corp.                                 2,926    45,090       0.1%
#   First Interstate BancSystem, Inc. Class A                      353    11,261       0.0%
    First Merchants Corp.                                          541    15,229       0.0%
    First Mid-Illinois Bancshares, Inc.                            449    11,894       0.0%
    First Midwest Bancorp, Inc.                                  1,160    22,400       0.0%
    First of Long Island Corp. (The)                               520    16,614       0.0%
#   First Republic Bank                                            893    66,466       0.1%
#   First South Bancorp, Inc.                                      400     3,880       0.0%
    FirstCash, Inc.                                              1,232    58,150       0.1%
*   Flagstar Bancorp, Inc.                                         971    26,635       0.0%
    Flushing Financial Corp.                                       700    14,994       0.0%
#   FNB Corp.                                                    2,768    36,178       0.1%
#   FNF Group                                                    1,781    63,956       0.1%
*   FNFV Group                                                   1,618    19,497       0.0%
    Franklin Resources, Inc.                                     1,502    50,557       0.1%
#   Fulton Financial Corp.                                       2,353    35,060       0.1%
#   Gain Capital Holdings, Inc.                                    220     1,012       0.0%
*   Genworth Financial, Inc. Class A                             6,433    26,633       0.0%
    German American Bancorp, Inc.                                  425    16,545       0.0%
#   Glacier Bancorp, Inc.                                        1,225    34,618       0.1%
*   Global Indemnity P.L.C.                                        550    16,522       0.0%
    Goldman Sachs Group, Inc. (The)                                977   174,140       0.2%
    Great Southern Bancorp, Inc.                                   200     8,270       0.0%
    Great Western Bancorp, Inc.                                    612    19,731       0.0%
*   Green Dot Corp. Class A                                        880    19,536       0.0%
#   Greenhill & Co., Inc.                                          400     9,380       0.0%
#*  Greenlight Capital Re, Ltd. Class A                            700    13,930       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Guaranty Bancorp                                                766 $   14,554       0.0%
    Hancock Holding Co.                                           1,000     33,550       0.0%
    Hanmi Financial Corp.                                           469     11,725       0.0%
    Hanover Insurance Group, Inc. (The)                             600     45,714       0.1%
    Hartford Financial Services Group, Inc. (The)                 2,253     99,380       0.1%
#   HCI Group, Inc.                                                 253      6,859       0.0%
    Heartland Financial USA, Inc.                                   493     18,463       0.0%
    Heritage Commerce Corp.                                       1,100     11,935       0.0%
    Heritage Financial Corp.                                        600     11,040       0.0%
#   Heritage Insurance Holdings, Inc.                               500      5,895       0.0%
*   Hilltop Holdings, Inc.                                        1,349     33,320       0.0%
    Home Bancorp, Inc.                                              200      5,742       0.0%
#   Home BancShares, Inc.                                         2,400     51,624       0.1%
*   HomeStreet, Inc.                                                443     12,205       0.0%
*   HomeTrust Bancshares, Inc.                                      362      6,733       0.0%
    Hope Bancorp, Inc.                                            2,631     42,464       0.1%
    Horace Mann Educators Corp.                                     700     25,165       0.0%
    Horizon Bancorp                                                 500     14,500       0.0%
    Huntington Bancshares, Inc.                                   7,555     80,083       0.1%
#   Iberiabank Corp.                                                700     45,955       0.1%
    Independent Bank Corp.                                          618     34,083       0.0%
    Independent Bank Group, Inc.                                    162      7,825       0.0%
#   Interactive Brokers Group, Inc. Class A                       1,364     45,271       0.1%
    Intercontinental Exchange, Inc.                                 524    141,684       0.2%
    International Bancshares Corp.                                1,357     41,863       0.1%
*   INTL. FCStone, Inc.                                             347     12,457       0.0%
    Invesco, Ltd.                                                 2,742     77,023       0.1%
#   Investment Technology Group, Inc.                               884     13,534       0.0%
#   Investors Bancorp, Inc.                                       3,305     40,519       0.1%
    James River Group Holdings, Ltd.                                377     14,190       0.0%
#   Janus Capital Group, Inc.                                     2,600     33,332       0.0%
    JPMorgan Chase & Co.                                         15,606  1,080,872       1.3%
*   KCG Holdings, Inc. Class A                                    1,117     14,253       0.0%
#   Kearny Financial Corp.                                          836     11,662       0.0%
#   Kemper Corp.                                                    900     33,795       0.0%
    KeyCorp                                                       6,491     91,653       0.1%
    Lakeland Bancorp, Inc.                                          482      6,820       0.0%
    Lakeland Financial Corp.                                        312     11,494       0.0%
#   LegacyTexas Financial Group, Inc.                               571     19,534       0.0%
    Legg Mason, Inc.                                                979     28,117       0.0%
    Lincoln National Corp.                                        1,414     69,413       0.1%
    Loews Corp.                                                   2,000     86,060       0.1%
#   LPL Financial Holdings, Inc.                                  1,776     54,985       0.1%
#   M&T Bank Corp.                                                  388     47,619       0.1%
    Maiden Holdings, Ltd.                                         1,300     17,745       0.0%
    MainSource Financial Group, Inc.                                700     17,472       0.0%
*   Markel Corp.                                                    113     99,150       0.1%
    MarketAxess Holdings, Inc.                                      511     77,038       0.1%
    Marsh & McLennan Cos., Inc.                                   1,377     87,288       0.1%
    MB Financial, Inc.                                              904     32,897       0.0%
    Mercantile Bank Corp.                                           440     12,109       0.0%
    Merchants Bancshares, Inc.                                      114      4,902       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
#   Mercury General Corp.                                          740  $ 40,308       0.1%
    Meridian Bancorp, Inc.                                         806    12,856       0.0%
    Meta Financial Group, Inc.                                     224    16,408       0.0%
    MetLife, Inc.                                                2,211   103,829       0.1%
*   MGIC Investment Corp.                                        3,800    31,008       0.0%
#   MidSouth Bancorp, Inc.                                          72       738       0.0%
#   Moelis & Co. Class A                                           197     5,004       0.0%
#   Moody's Corp.                                                  400    40,208       0.1%
    Morgan Stanley                                               4,000   134,280       0.2%
    Morningstar, Inc.                                              400    28,252       0.0%
    MSCI, Inc.                                                     612    49,076       0.1%
    Nasdaq, Inc.                                                 1,199    76,700       0.1%
    National Bank Holdings Corp. Class A                           600    14,604       0.0%
    National General Holdings Corp.                              1,033    21,228       0.0%
    National Interstate Corp.                                      500    16,200       0.0%
#   National Western Life Group, Inc. Class A                       11     2,369       0.0%
#*  Nationstar Mortgage Holdings, Inc.                             628     9,489       0.0%
#   Navient Corp.                                                5,134    65,613       0.1%
    Navigators Group, Inc. (The)                                   200    18,640       0.0%
    NBT Bancorp, Inc.                                            1,078    36,339       0.1%
    Nelnet, Inc. Class A                                           700    27,426       0.0%
#   New York Community Bancorp, Inc.                             2,268    32,568       0.0%
#*  NewStar Financial, Inc.                                        868     8,446       0.0%
*   NMI Holdings, Inc. Class A                                   1,550    11,857       0.0%
    Northern Trust Corp.                                         1,480   107,182       0.1%
#   Northfield Bancorp, Inc.                                       524     8,620       0.0%
#   NorthStar Asset Management Group, Inc.                       1,765    24,180       0.0%
    Northwest Bancshares, Inc.                                   2,350    36,989       0.1%
    Ocean Shore Holding Co.                                        183     4,410       0.0%
    OFG Bancorp                                                  1,147    12,216       0.0%
    Old National Bancorp.                                        2,280    33,516       0.0%
    Old Republic International Corp.                             3,200    53,952       0.1%
    OM Asset Management P.L.C.                                     764    10,749       0.0%
    OneBeacon Insurance Group, Ltd. Class A                        140     1,924       0.0%
#*  OneMain Holdings, Inc.                                       1,724    48,858       0.1%
    Oritani Financial Corp.                                        742    11,612       0.0%
    Pacific Continental Corp.                                      357     6,123       0.0%
*   Pacific Premier Bancorp, Inc.                                  497    12,847       0.0%
    PacWest Bancorp                                              1,324    57,448       0.1%
#   Park National Corp.                                            340    32,956       0.0%
#   Peapack Gladstone Financial Corp.                              234     4,949       0.0%
    Penns Woods Bancorp, Inc.                                       71     3,018       0.0%
*   PennyMac Financial Services, Inc. Class A                      635    10,858       0.0%
#   People's United Financial, Inc.                              3,271    53,121       0.1%
    Peoples Bancorp, Inc.                                          486    12,038       0.0%
*   PHH Corp.                                                    1,109    16,103       0.0%
#   Pinnacle Financial Partners, Inc.                              630    32,508       0.0%
    PNC Financial Services Group, Inc. (The)                     1,900   181,640       0.2%
    Popular, Inc.                                                1,538    55,829       0.1%
#*  PRA Group, Inc.                                              1,000    31,900       0.0%
    Preferred Bank                                                 400    15,168       0.0%
#   Primerica, Inc.                                              1,219    66,679       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    Principal Financial Group, Inc.                              2,598  $141,851       0.2%
    PrivateBancorp, Inc.                                         1,429    64,648       0.1%
    ProAssurance Corp.                                             675    35,977       0.1%
    Progressive Corp. (The)                                      4,210   132,657       0.2%
    Prosperity Bancshares, Inc.                                  1,062    58,909       0.1%
    Provident Financial Services, Inc.                           1,200    27,228       0.0%
    Prudential Financial, Inc.                                   1,200   101,748       0.1%
    Radian Group, Inc.                                           1,100    14,949       0.0%
    Raymond James Financial, Inc.                                1,029    61,863       0.1%
    Regions Financial Corp.                                      6,852    73,385       0.1%
    Reinsurance Group of America, Inc.                             370    39,908       0.1%
#   RenaissanceRe Holdings, Ltd.                                   419    52,078       0.1%
    Renasant Corp.                                                 805    27,161       0.0%
    Republic Bancorp, Inc. Class A                                 500    15,820       0.0%
#   RLI Corp.                                                      620    34,559       0.1%
    S&P Global, Inc.                                               500    60,925       0.1%
    S&T Bancorp, Inc.                                              700    21,973       0.0%
    Safety Insurance Group, Inc.                                   300    20,310       0.0%
    Sandy Spring Bancorp, Inc.                                     600    19,020       0.0%
#*  Santander Consumer USA Holdings, Inc.                        1,248    15,226       0.0%
*   Seacoast Banking Corp. of Florida                              520     9,053       0.0%
    SEI Investments Co.                                            664    29,435       0.0%
#   Selective Insurance Group, Inc.                              1,010    37,319       0.1%
#   ServisFirst Bancshares, Inc.                                   258    13,968       0.0%
*   Signature Bank                                                 442    53,288       0.1%
    Simmons First National Corp. Class A                           300    14,805       0.0%
#*  SLM Corp.                                                    6,827    48,130       0.1%
#   South State Corp.                                              300    22,005       0.0%
#   Southside Bancshares, Inc.                                     148     4,828       0.0%
#   State Auto Financial Corp.                                     700    16,030       0.0%
    State Bank Financial Corp.                                     562    12,392       0.0%
    State Street Corp.                                           1,094    76,810       0.1%
    Sterling Bancorp                                             1,193    21,474       0.0%
#   Stewart Information Services Corp.                             400    17,980       0.0%
#*  Stifel Financial Corp.                                         975    38,161       0.1%
#   Stock Yards Bancorp, Inc.                                      450    15,345       0.0%
    Stonegate Bank                                                 313    10,842       0.0%
    Suffolk Bancorp                                                200     7,200       0.0%
#   Sun Bancorp, Inc.                                              600    13,800       0.0%
    SunTrust Banks, Inc.                                         1,772    80,148       0.1%
#*  SVB Financial Group                                            400    48,908       0.1%
    Synchrony Financial                                          5,569   159,218       0.2%
#   Synovus Financial Corp.                                      1,727    57,112       0.1%
#   T Rowe Price Group, Inc.                                     1,737   111,185       0.1%
    TCF Financial Corp.                                          2,700    38,610       0.1%
    TD Ameritrade Holding Corp.                                  2,487    85,080       0.1%
*   Texas Capital Bancshares, Inc.                                 498    29,531       0.0%
    TFS Financial Corp.                                            703    12,527       0.0%
#   Tompkins Financial Corp.                                       305    24,180       0.0%
    Torchmark Corp.                                                908    57,576       0.1%
#   Towne Bank                                                     721    17,881       0.0%
    Travelers Cos., Inc. (The)                                   2,608   282,133       0.3%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Financials -- (Continued)
    Trico Bancshares                                                166 $     4,369       0.0%
*   TriState Capital Holdings, Inc.                                 689      12,161       0.0%
    TrustCo Bank Corp. NY                                         2,597      18,179       0.0%
#   Trustmark Corp.                                               1,251      34,628       0.1%
    U.S. Bancorp.                                                 8,200     367,032       0.4%
#   UMB Financial Corp.                                             600      37,230       0.1%
    Umpqua Holdings Corp.                                         3,092      47,246       0.1%
    Union Bankshares Corp.                                        1,129      31,533       0.0%
#   Union Bankshares, Inc.                                           64       2,112       0.0%
#   United Bankshares, Inc.                                         820      30,914       0.0%
    United Community Banks, Inc.                                    637      13,740       0.0%
    United Financial Bancorp, Inc.                                1,084      15,946       0.0%
    United Fire Group, Inc.                                         450      17,784       0.0%
#   Universal Insurance Holdings, Inc.                            1,300      27,690       0.0%
#   Univest Corp. of Pennsylvania                                   423      10,046       0.0%
    Unum Group                                                    1,500      53,100       0.1%
    Validus Holdings, Ltd.                                        1,219      62,291       0.1%
#   Valley National Bancorp                                       3,339      32,923       0.0%
    Voya Financial, Inc.                                            600      18,330       0.0%
#   Waddell & Reed Financial, Inc. Class A                          652      10,249       0.0%
*   Walker & Dunlop, Inc.                                           600      14,442       0.0%
    Washington Federal, Inc.                                      1,280      34,880       0.1%
#   Washington Trust Bancorp, Inc.                                  217       9,960       0.0%
    Waterstone Financial, Inc.                                      597      10,119       0.0%
#   Webster Financial Corp.                                       1,325      53,530       0.1%
    Wells Fargo & Co.                                            25,566   1,176,292       1.4%
    WesBanco, Inc.                                                  723      23,794       0.0%
#   Westamerica Bancorporation                                      530      26,267       0.0%
*   Western Alliance Bancorp                                      1,457      54,434       0.1%
#   Western New England Bancorp, Inc.                               216       1,705       0.0%
    Westwood Holdings Group, Inc.                                   267      13,764       0.0%
    White Mountains Insurance Group, Ltd.                           100      82,972       0.1%
    Willis Towers Watson P.L.C.                                     664      83,598       0.1%
#   Wintrust Financial Corp.                                        501      27,029       0.0%
#   WisdomTree Investments, Inc.                                    936       8,031       0.0%
#   WR Berkley Corp.                                              1,300      74,230       0.1%
    WSFS Financial Corp.                                            400      14,020       0.0%
    XL Group, Ltd.                                                1,823      63,258       0.1%
#   Yadkin Financial Corp.                                          522      14,480       0.0%
#   Zions Bancorporation                                          1,894      61,006       0.1%
                                                                        -----------      ----
Total Financials                                                         17,392,157      20.3%
                                                                        -----------      ----
Industrials -- (13.4%)
    3M Co.                                                        1,300     214,890       0.3%
    AAON, Inc.                                                      740      22,163       0.0%
    AAR Corp.                                                       800      25,736       0.0%
    ABM Industries, Inc.                                            800      31,264       0.0%
*   ACCO Brands Corp.                                             1,859      20,635       0.0%
    Actuant Corp. Class A                                           579      12,912       0.0%
#   Acuity Brands, Inc.                                             145      32,418       0.0%
#   Advanced Drainage Systems, Inc.                                 748      14,287       0.0%
*   Advisory Board Co. (The)                                        500      19,900       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
#*  AECOM                                                        2,099  $ 58,457       0.1%
*   Aegion Corp.                                                   700    12,957       0.0%
*   Aerojet Rocketdyne Holdings, Inc.                            1,200    21,120       0.0%
#*  Aerovironment, Inc.                                            400     9,596       0.0%
    AGCO Corp.                                                   1,100    56,188       0.1%
#   Air Lease Corp.                                              1,800    54,468       0.1%
*   Air Transport Services Group, Inc.                             589     7,792       0.0%
#   Aircastle, Ltd.                                                872    17,920       0.0%
    Alamo Group, Inc.                                              200    12,984       0.0%
    Alaska Air Group, Inc.                                       2,200   158,884       0.2%
    Albany International Corp. Class A                             486    19,805       0.0%
    Allegiant Travel Co.                                           200    27,580       0.0%
    Allegion P.L.C.                                                469    29,941       0.0%
    Allison Transmission Holdings, Inc.                          2,807    82,217       0.1%
    Altra Industrial Motion Corp.                                  800    23,600       0.0%
    AMERCO                                                         151    48,681       0.1%
#   American Airlines Group, Inc.                                1,620    65,772       0.1%
#   American Railcar Industries, Inc.                              600    22,068       0.0%
#*  American Woodmark Corp.                                        490    36,603       0.1%
    AMETEK, Inc.                                                 1,631    71,927       0.1%
#   AO Smith Corp.                                                 692    31,258       0.0%
#   Apogee Enterprises, Inc.                                       600    24,450       0.0%
    Applied Industrial Technologies, Inc.                          900    45,720       0.1%
    ArcBest Corp.                                                  600    11,940       0.0%
    Arconic, Inc.                                                  800    22,976       0.0%
    Argan, Inc.                                                    429    24,389       0.0%
*   Armstrong Flooring, Inc.                                       464     7,512       0.0%
#*  Armstrong World Industries, Inc.                               549    20,588       0.0%
    Astec Industries, Inc.                                         500    27,680       0.0%
*   Astronics Corp.                                                553    20,472       0.0%
#*  Astronics Corp. Class B                                         33     1,221       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                             450    18,833       0.0%
#*  Avis Budget Group, Inc.                                      1,155    37,376       0.1%
    AZZ, Inc.                                                      600    31,950       0.0%
#   B/E Aerospace, Inc.                                            555    33,034       0.0%
*   Babcock & Wilcox Enterprises, Inc.                             600     9,444       0.0%
    Barnes Group, Inc.                                             920    36,653       0.1%
    Barrett Business Services, Inc.                                222     9,952       0.0%
*   Beacon Roofing Supply, Inc.                                    828    34,809       0.1%
#*  BMC Stock Holdings, Inc.                                       664    10,989       0.0%
    Boeing Co. (The)                                             1,200   170,916       0.2%
    Brady Corp. Class A                                            700    23,170       0.0%
#   Briggs & Stratton Corp.                                        600    11,172       0.0%
    Brink's Co. (The)                                              997    39,431       0.1%
#*  Builders FirstSource, Inc.                                   1,800    17,406       0.0%
#   BWX Technologies, Inc.                                       1,200    47,064       0.1%
*   CAI International, Inc.                                        600     4,566       0.0%
    Carlisle Cos., Inc.                                            500    52,425       0.1%
*   Casella Waste Systems, Inc. Class A                            700     7,840       0.0%
#   Caterpillar, Inc.                                            3,104   259,060       0.3%
*   CBIZ, Inc.                                                   1,100    12,155       0.0%
#   CEB, Inc.                                                      400    19,460       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    CECO Environmental Corp.                                       396  $  3,920       0.0%
#   CH Robinson Worldwide, Inc.                                    500    34,060       0.1%
    Chicago Bridge & Iron Co. NV                                 1,224    39,192       0.1%
#   Cintas Corp.                                                   400    42,668       0.1%
    CIRCOR International, Inc.                                     300    16,134       0.0%
#   CLARCOR, Inc.                                                  700    43,547       0.1%
#*  Clean Harbors, Inc.                                            624    29,528       0.0%
#*  Colfax Corp.                                                 1,202    38,212       0.1%
    Columbus McKinnon Corp.                                        500     9,745       0.0%
    Comfort Systems USA, Inc.                                      600    17,310       0.0%
*   Continental Building Products, Inc.                            700    14,315       0.0%
    Copa Holdings SA Class A                                       293    27,023       0.0%
#*  Copart, Inc.                                                 1,561    81,906       0.1%
#   Covanta Holding Corp.                                        2,083    31,245       0.0%
*   Covenant Transportation Group, Inc. Class A                    115     1,839       0.0%
*   CRA International, Inc.                                        300     9,342       0.0%
    Crane Co.                                                      900    61,209       0.1%
*   CSW Industrials, Inc.                                          395    12,225       0.0%
    CSX Corp.                                                    5,500   167,805       0.2%
#   Cubic Corp.                                                    600    25,620       0.0%
    Cummins, Inc.                                                1,066   136,256       0.2%
    Curtiss-Wright Corp.                                         1,000    89,620       0.1%
    Deere & Co.                                                    990    87,417       0.1%
    Delta Air Lines, Inc.                                        4,662   194,732       0.2%
#   Deluxe Corp.                                                   880    53,856       0.1%
#*  DigitalGlobe, Inc.                                           1,670    41,917       0.1%
#   Donaldson Co., Inc.                                          1,061    38,748       0.1%
#   Douglas Dynamics, Inc.                                         619    19,870       0.0%
    Dover Corp.                                                  1,331    89,031       0.1%
    Dun & Bradstreet Corp. (The)                                   424    52,936       0.1%
#*  DXP Enterprises, Inc.                                          200     4,358       0.0%
#*  Dycom Industries, Inc.                                         700    53,851       0.1%
    Eastern Co. (The)                                              142     2,797       0.0%
    Eaton Corp. P.L.C.                                           1,633   104,136       0.1%
#*  Echo Global Logistics, Inc.                                    400     8,480       0.0%
    EMCOR Group, Inc.                                            1,300    78,598       0.1%
#   Emerson Electric Co.                                         1,715    86,916       0.1%
    Encore Wire Corp.                                              400    13,660       0.0%
*   Energy Recovery, Inc.                                          992    12,112       0.0%
    EnerSys                                                      1,000    65,130       0.1%
*   Engility Holdings, Inc.                                        679    19,508       0.0%
    Ennis, Inc.                                                    600     8,790       0.0%
    EnPro Industries, Inc.                                         400    21,648       0.0%
    Equifax, Inc.                                                  500    61,985       0.1%
    ESCO Technologies, Inc.                                        400    17,820       0.0%
#*  Esterline Technologies Corp.                                   400    29,380       0.0%
#   Expeditors International of Washington, Inc.                   700    36,029       0.1%
    Exponent, Inc.                                                 289    16,545       0.0%
    Fastenal Co.                                                   600    23,388       0.0%
    Federal Signal Corp.                                           800     9,824       0.0%
    FedEx Corp.                                                  1,147   199,945       0.2%
#   Flowserve Corp.                                                901    38,157       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    Fluor Corp.                                                  1,040  $ 54,070       0.1%
    Fortune Brands Home & Security, Inc.                           945    51,625       0.1%
    Forward Air Corp.                                              500    20,660       0.0%
    Franklin Electric Co., Inc.                                    719    26,208       0.0%
*   FTI Consulting, Inc.                                           920    35,843       0.1%
#   G&K Services, Inc. Class A                                     500    47,350       0.1%
#   GATX Corp.                                                   1,007    44,076       0.1%
*   Generac Holdings, Inc.                                         793    30,205       0.0%
#   General Cable Corp.                                          1,000    14,000       0.0%
    General Dynamics Corp.                                         723   108,985       0.1%
#*  Genesee & Wyoming, Inc. Class A                                800    54,352       0.1%
*   Gibraltar Industries, Inc.                                     800    31,120       0.0%
    Global Brass & Copper Holdings, Inc.                           441    12,657       0.0%
    Gorman-Rupp Co. (The)                                          625    15,013       0.0%
*   GP Strategies Corp.                                            600    15,510       0.0%
#   Graco, Inc.                                                    600    44,940       0.1%
#   Granite Construction, Inc.                                     700    34,412       0.1%
*   Great Lakes Dredge & Dock Corp.                              1,000     3,550       0.0%
#   Greenbrier Cos., Inc. (The)                                    700    22,050       0.0%
#   Griffon Corp.                                                1,100    18,370       0.0%
    H&E Equipment Services, Inc.                                   375     5,231       0.0%
#*  Hawaiian Holdings, Inc.                                      1,100    49,527       0.1%
*   HD Supply Holdings, Inc.                                       815    26,895       0.0%
    Healthcare Services Group, Inc.                                400    14,788       0.0%
#   Heartland Express, Inc.                                      1,500    27,600       0.0%
    HEICO Corp.                                                    562    37,969       0.1%
    HEICO Corp. Class A                                            471    28,260       0.0%
    Heidrick & Struggles International, Inc.                       400     7,400       0.0%
*   Herc Holdings, Inc.                                            597    17,964       0.0%
*   Heritage-Crystal Clean, Inc.                                    99     1,297       0.0%
    Herman Miller, Inc.                                            900    25,020       0.0%
*   Hertz Global Holdings, Inc.                                    404    13,393       0.0%
#   Hexcel Corp.                                                 1,373    62,458       0.1%
*   Hill International, Inc.                                       900     3,465       0.0%
    Hillenbrand, Inc.                                            1,103    33,476       0.0%
    HNI Corp.                                                      649    26,388       0.0%
    Honeywell International, Inc.                                1,737   190,514       0.2%
*   Hub Group, Inc. Class A                                        700    25,515       0.0%
    Hubbell, Inc.                                                  764    79,853       0.1%
    Huntington Ingalls Industries, Inc.                            216    34,854       0.1%
*   Huron Consulting Group, Inc.                                   413    23,149       0.0%
    Hyster-Yale Materials Handling, Inc.                           400    23,284       0.0%
*   ICF International, Inc.                                        350    16,240       0.0%
    IDEX Corp.                                                     289    24,981       0.0%
    Illinois Tool Works, Inc.                                      800    90,856       0.1%
    Ingersoll-Rand P.L.C.                                        1,860   125,159       0.2%
#*  InnerWorkings, Inc.                                            640     5,638       0.0%
    Insperity, Inc.                                                400    30,080       0.0%
    Insteel Industries, Inc.                                       400    10,760       0.0%
    Interface, Inc.                                              1,285    20,367       0.0%
    ITT, Inc.                                                    1,500    52,830       0.1%
*   Jacobs Engineering Group, Inc.                                 800    41,264       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
    JB Hunt Transport Services, Inc.                               691  $ 56,393       0.1%
*   JetBlue Airways Corp.                                        4,746    82,960       0.1%
    John Bean Technologies Corp.                                   300    23,955       0.0%
    Johnson Controls International P.L.C.                        4,034   162,651       0.2%
    Joy Global, Inc.                                               300     8,349       0.0%
#   Kaman Corp.                                                    600    26,196       0.0%
    Kansas City Southern                                         1,000    87,760       0.1%
    KAR Auction Services, Inc.                                   1,819    77,453       0.1%
    KBR, Inc.                                                      403     5,968       0.0%
    Kelly Services, Inc. Class A                                   632    11,837       0.0%
    Kennametal, Inc.                                               610    17,269       0.0%
*   KEYW Holding Corp. (The)                                     1,151    12,074       0.0%
    Kforce, Inc.                                                   856    14,852       0.0%
    Kimball International, Inc. Class B                            858    10,725       0.0%
#*  Kirby Corp.                                                  1,000    58,950       0.1%
#*  KLX, Inc.                                                      450    15,489       0.0%
#   Knight Transportation, Inc.                                  2,000    58,500       0.1%
    Knoll, Inc.                                                    628    13,590       0.0%
#   Korn/Ferry International                                       806    16,434       0.0%
*   Kratos Defense & Security Solutions, Inc.                    1,538     8,644       0.0%
    L-3 Communications Holdings, Inc.                              400    54,776       0.1%
#   Landstar System, Inc.                                          400    28,460       0.0%
*   Lawson Products, Inc.                                          185     3,487       0.0%
    Lennox International, Inc.                                     260    37,931       0.1%
#   Lincoln Electric Holdings, Inc.                                794    52,269       0.1%
    Lindsay Corp.                                                  100     7,830       0.0%
    Lockheed Martin Corp.                                          482   118,755       0.1%
*   Lydall, Inc.                                                   400    18,700       0.0%
    Macquarie Infrastructure Corp.                                 369    30,188       0.0%
#   Manitowoc Co., Inc. (The)                                    2,048     8,274       0.0%
#*  Manitowoc Foodservice, Inc.                                  2,048    30,945       0.0%
    ManpowerGroup, Inc.                                            888    68,198       0.1%
    Marten Transport, Ltd.                                         900    18,450       0.0%
    Masco Corp.                                                    985    30,417       0.0%
*   MasTec, Inc.                                                 1,477    42,168       0.1%
#*  Mastech Digital, Inc.                                           55       407       0.0%
#   Matson, Inc.                                                 1,017    40,619       0.1%
    Matthews International Corp. Class A                           500    29,950       0.0%
    McGrath RentCorp                                               700    21,070       0.0%
*   Mercury Systems, Inc.                                          605    16,807       0.0%
#*  Meritor, Inc.                                                  830     8,532       0.0%
#*  Middleby Corp. (The)                                           200    22,422       0.0%
    Miller Industries, Inc.                                        300     6,585       0.0%
*   Mistras Group, Inc.                                             69     1,445       0.0%
#   Mobile Mini, Inc.                                              781    19,798       0.0%
*   Moog, Inc. Class A                                             700    40,649       0.1%
*   MRC Global, Inc.                                               900    13,266       0.0%
    MSA Safety, Inc.                                               740    43,142       0.1%
#   MSC Industrial Direct Co., Inc. Class A                        689    50,159       0.1%
    Mueller Industries, Inc.                                     1,118    33,864       0.0%
    Mueller Water Products, Inc. Class A                         3,445    42,442       0.1%
#   Multi-Color Corp.                                              432    28,048       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
*   MYR Group, Inc.                                                619  $ 18,471       0.0%
*   Navigant Consulting, Inc.                                    1,100    25,740       0.0%
*   NCI Building Systems, Inc.                                   1,506    21,686       0.0%
    Nielsen Holdings P.L.C.                                      1,864    83,917       0.1%
#   NN, Inc.                                                       277     4,889       0.0%
#   Nordson Corp.                                                  700    70,091       0.1%
    Norfolk Southern Corp.                                       1,661   154,473       0.2%
    Northrop Grumman Corp.                                         420    96,180       0.1%
#*  NOW, Inc.                                                    1,167    25,161       0.0%
#*  Old Dominion Freight Line, Inc.                              1,019    76,099       0.1%
#   Omega Flex, Inc.                                               169     6,427       0.0%
*   On Assignment, Inc.                                          1,100    37,851       0.1%
    Orbital ATK, Inc.                                              448    33,313       0.0%
    Oshkosh Corp.                                                1,336    71,476       0.1%
    Owens Corning                                                1,356    66,146       0.1%
    PACCAR, Inc.                                                 1,630    89,520       0.1%
*   PAM Transportation Services, Inc.                              144     2,837       0.0%
    Park-Ohio Holdings Corp.                                       200     6,390       0.0%
    Parker-Hannifin Corp.                                        1,094   134,288       0.2%
#*  Patrick Industries, Inc.                                       325    18,639       0.0%
#   Pentair P.L.C.                                               1,255    69,188       0.1%
*   PGT, Inc.                                                      957     9,379       0.0%
    Pitney Bowes, Inc.                                           1,237    22,068       0.0%
*   Ply Gem Holdings, Inc.                                         169     2,315       0.0%
    Powell Industries, Inc.                                        300    10,617       0.0%
    Preformed Line Products Co.                                    191     8,217       0.0%
#   Primoris Services Corp.                                      1,216    24,356       0.0%
#*  Proto Labs, Inc.                                               146     6,526       0.0%
    Quad/Graphics, Inc.                                            200     4,752       0.0%
    Quanex Building Products Corp.                               1,000    16,300       0.0%
*   Quanta Services, Inc.                                        1,800    51,750       0.1%
#   Raven Industries, Inc.                                         600    12,870       0.0%
    Raytheon Co.                                                   800   109,288       0.1%
*   RBC Bearings, Inc.                                             300    21,405       0.0%
#   RCM Technologies, Inc.                                         400     2,832       0.0%
    Regal Beloit Corp.                                             637    37,647       0.1%
    Republic Services, Inc.                                      2,418   127,259       0.2%
    Resources Connection, Inc.                                     699    10,380       0.0%
*   Rexnord Corp.                                                1,378    27,408       0.0%
    Robert Half International, Inc.                                911    34,090       0.1%
    Rockwell Automation, Inc.                                      500    59,860       0.1%
    Rockwell Collins, Inc.                                         500    42,160       0.1%
#   Rollins, Inc.                                                  790    24,348       0.0%
#   Roper Technologies, Inc.                                       300    51,993       0.1%
*   RPX Corp.                                                      330     3,221       0.0%
*   Rush Enterprises, Inc. Class A                                 750    19,688       0.0%
#   Ryder System, Inc.                                           1,300    90,207       0.1%
#*  Saia, Inc.                                                     450    16,043       0.0%
#*  Sensata Technologies Holding NV                              1,289    46,056       0.1%
    Simpson Manufacturing Co., Inc.                                700    29,960       0.0%
    SkyWest, Inc.                                                  900    27,135       0.0%
    Snap-on, Inc.                                                  500    77,050       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
#*  SolarCity Corp.                                                204  $  3,998       0.0%
    Southwest Airlines Co.                                       4,772   191,119       0.2%
*   SP Plus Corp.                                                  500    12,600       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                    1,192    60,029       0.1%
#*  Spirit Airlines, Inc.                                          800    38,344       0.1%
*   SPX Corp.                                                      546    10,379       0.0%
    Standex International Corp.                                    300    22,920       0.0%
    Stanley Black & Decker, Inc.                                   688    78,322       0.1%
    Steelcase, Inc. Class A                                      1,700    22,695       0.0%
#*  Stericycle, Inc.                                               300    24,027       0.0%
    Sun Hydraulics Corp.                                           462    13,597       0.0%
#*  Swift Transportation Co.                                     1,700    38,046       0.1%
#*  Team, Inc.                                                     500    15,375       0.0%
*   Teledyne Technologies, Inc.                                    600    64,608       0.1%
#   Tennant Co.                                                    300    18,885       0.0%
    Terex Corp.                                                  1,300    31,044       0.0%
    Tetra Tech, Inc.                                             1,000    38,450       0.1%
    Textron, Inc.                                                2,314    92,745       0.1%
*   Thermon Group Holdings, Inc.                                   500     9,165       0.0%
#   Timken Co. (The)                                             1,100    36,355       0.1%
    Titan International, Inc.                                    1,177    11,994       0.0%
    Toro Co. (The)                                                 800    38,304       0.1%
#   TransDigm Group, Inc.                                          145    39,507       0.1%
*   Trex Co., Inc.                                                 444    23,892       0.0%
*   TriMas Corp.                                                   456     8,185       0.0%
#*  TriNet Group, Inc.                                           1,124    21,097       0.0%
#   Trinity Industries, Inc.                                     3,800    81,130       0.1%
    Triton International, Ltd.                                     900    10,863       0.0%
*   TrueBlue, Inc.                                                 575    10,063       0.0%
#*  Tutor Perini Corp.                                             700    13,335       0.0%
#   UniFirst Corp.                                                 240    29,400       0.0%
    Union Pacific Corp.                                          4,649   409,949       0.5%
*   United Continental Holdings, Inc.                            2,770   155,757       0.2%
    United Parcel Service, Inc. Class B                          1,300   140,088       0.2%
#*  United Rentals, Inc.                                         1,025    77,551       0.1%
    United Technologies Corp.                                    4,049   413,808       0.5%
*   Univar, Inc.                                                   886    19,714       0.0%
    Universal Forest Products, Inc.                                400    34,396       0.1%
    Universal Logistics Holdings, Inc.                             325     4,046       0.0%
#   US Ecology, Inc.                                               400    16,900       0.0%
#*  USG Corp.                                                    1,543    38,853       0.1%
#   Valmont Industries, Inc.                                       500    63,975       0.1%
*   Vectrus, Inc.                                                  240     4,025       0.0%
*   Verisk Analytics, Inc.                                         650    53,007       0.1%
#*  Veritiv Corp.                                                  273    14,728       0.0%
    Viad Corp.                                                     600    24,900       0.0%
*   Virco Manufacturing Corp.                                      285     1,211       0.0%
#*  Wabash National Corp.                                        1,350    15,188       0.0%
#*  WABCO Holdings, Inc.                                           200    19,692       0.0%
#   Wabtec Corp.                                                   600    46,386       0.1%
    Waste Connections, Inc.                                        416    31,287       0.0%
    Waste Management, Inc.                                       1,386    91,005       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Industrials -- (Continued)
    Watsco, Inc.                                                    210 $    28,831       0.0%
    Watts Water Technologies, Inc. Class A                          423      25,380       0.0%
#   Werner Enterprises, Inc.                                      1,700      40,885       0.1%
#*  Wesco Aircraft Holdings, Inc.                                   781      10,036       0.0%
*   WESCO International, Inc.                                       649      35,176       0.1%
    West Corp.                                                    1,008      19,878       0.0%
#   Woodward, Inc.                                                1,000      58,980       0.1%
#   WW Grainger, Inc.                                               382      79,502       0.1%
*   XPO Logistics, Inc.                                           1,538      50,646       0.1%
    Xylem, Inc.                                                   1,471      71,093       0.1%
#*  YRC Worldwide, Inc.                                             640       5,683       0.0%
                                                                        -----------      ----
Total Industrials                                                        13,737,525      16.0%
                                                                        -----------      ----
Information Technology -- (17.8%)
#*  3D Systems Corp.                                                300       4,161       0.0%
    Accenture P.L.C. Class A                                        633      73,580       0.1%
#*  ACI Worldwide, Inc.                                           1,826      33,087       0.0%
    Activision Blizzard, Inc.                                     1,673      72,223       0.1%
#*  Actua Corp.                                                     900      10,485       0.0%
*   Acxiom Corp.                                                  1,000      23,560       0.0%
*   Adobe Systems, Inc.                                             473      50,852       0.1%
    ADTRAN, Inc.                                                    600      10,890       0.0%
*   Advanced Energy Industries, Inc.                                676      32,245       0.0%
#*  Advanced Micro Devices, Inc.                                  3,158      22,832       0.0%
*   Akamai Technologies, Inc.                                     1,295      89,964       0.1%
#*  Alliance Data Systems Corp.                                     130      26,581       0.0%
*   Alphabet, Inc. Class A                                          619     501,328       0.6%
*   Alphabet, Inc. Class C                                          648     508,382       0.6%
    Amdocs, Ltd.                                                  1,200      70,140       0.1%
*   Amkor Technology, Inc.                                        4,400      40,788       0.1%
#   Amphenol Corp. Class A                                          800      52,744       0.1%
    Analog Devices, Inc.                                            543      34,806       0.0%
*   Anixter International, Inc.                                     536      35,242       0.0%
*   ANSYS, Inc.                                                     500      45,675       0.1%
    Apple, Inc.                                                  19,974   2,267,848       2.6%
    Applied Materials, Inc.                                       4,132     120,159       0.1%
#*  Arista Networks, Inc.                                           275      23,306       0.0%
*   ARRIS International P.L.C.                                    1,560      43,337       0.1%
*   Arrow Electronics, Inc.                                       1,226      74,933       0.1%
#*  Aspen Technology, Inc.                                          802      39,490       0.1%
#*  Autodesk, Inc.                                                  300      21,684       0.0%
    Automatic Data Processing, Inc.                               1,000      87,060       0.1%
*   Avid Technology, Inc.                                            62         407       0.0%
    Avnet, Inc.                                                   1,303      54,661       0.1%
    AVX Corp.                                                     2,100      29,442       0.0%
*   Axcelis Technologies, Inc.                                      651       8,886       0.0%
*   AXT, Inc.                                                       300       1,545       0.0%
#   Badger Meter, Inc.                                              600      19,290       0.0%
#*  Barracuda Networks, Inc.                                        912      21,268       0.0%
*   Bazaarvoice, Inc.                                             2,331      11,422       0.0%
    Belden, Inc.                                                    545      35,321       0.0%
*   Benchmark Electronics, Inc.                                     868      21,830       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Information Technology -- (Continued)
#   Blackbaud, Inc.                                                 200 $ 12,280       0.0%
#*  Blackhawk Network Holdings, Inc.                                850   29,283       0.0%
#*  Blucora, Inc.                                                 1,000   13,300       0.0%
    Booz Allen Hamilton Holding Corp.                             1,250   38,088       0.1%
*   Bottomline Technologies de, Inc.                                261    5,922       0.0%
    Broadcom, Ltd.                                                1,022  174,026       0.2%
    Broadridge Financial Solutions, Inc.                            772   49,918       0.1%
    Brocade Communications Systems, Inc.                          5,772   61,183       0.1%
    Brooks Automation, Inc.                                       1,100   14,333       0.0%
    CA, Inc.                                                      2,897   89,054       0.1%
    Cabot Microelectronics Corp.                                    300   16,578       0.0%
*   CACI International, Inc. Class A                                606   59,297       0.1%
*   Cadence Design Systems, Inc.                                    991   25,350       0.0%
#*  CalAmp Corp.                                                    500    6,460       0.0%
*   Calix, Inc.                                                     993    6,206       0.0%
*   Carbonite, Inc.                                                 716   12,208       0.0%
*   Cardtronics P.L.C. Class A                                      982   49,100       0.1%
#   Cass Information Systems, Inc.                                  212   11,418       0.0%
#*  Cavium, Inc.                                                    147    8,298       0.0%
    CDK Global, Inc.                                                333   18,185       0.0%
    CDW Corp.                                                     1,079   48,458       0.1%
*   Ceva, Inc.                                                       95    2,855       0.0%
#*  Ciena Corp.                                                   1,691   32,772       0.0%
#*  Cimpress NV                                                     319   26,557       0.0%
*   Cirrus Logic, Inc.                                              874   47,179       0.1%
    Cisco Systems, Inc.                                          26,292  806,639       0.9%
*   Citrix Systems, Inc.                                            400   33,920       0.0%
    Cognex Corp.                                                    667   34,417       0.0%
*   Cognizant Technology Solutions Corp. Class A                  1,388   71,274       0.1%
#*  Coherent, Inc.                                                  424   44,147       0.1%
    Cohu, Inc.                                                      600    6,714       0.0%
*   CommerceHub, Inc. Series A                                       95    1,427       0.0%
*   CommerceHub, Inc. Series C                                      190    2,860       0.0%
*   CommScope Holding Co., Inc.                                     947   28,931       0.0%
    Computer Sciences Corp.                                       1,000   54,450       0.1%
#   Convergys Corp.                                               1,717   50,136       0.1%
*   CoreLogic, Inc.                                               1,279   54,434       0.1%
    Corning, Inc.                                                 2,565   58,251       0.1%
*   CoStar Group, Inc.                                              200   37,424       0.1%
*   Covisint Corp.                                                  553    1,244       0.0%
#*  Cray, Inc.                                                      624   12,979       0.0%
*   Cree, Inc.                                                      861   19,200       0.0%
    CSG Systems International, Inc.                                 860   32,706       0.0%
    CSRA, Inc.                                                    1,000   25,090       0.0%
*   CyberOptics Corp.                                               300    7,245       0.0%
#   Cypress Semiconductor Corp.                                   4,763   47,487       0.1%
#   Daktronics, Inc.                                                587    4,901       0.0%
*   Dell Technologies, Inc. - VMware, Inc. Class V                  998   48,992       0.1%
#   Diebold, Inc.                                                   400    8,720       0.0%
*   Digi International, Inc.                                        900    8,235       0.0%
    Dolby Laboratories, Inc. Class A                                766   36,454       0.1%
*   DSP Group, Inc.                                                 600    6,540       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
    DST Systems, Inc.                                               620 $   59,619       0.1%
    DTS, Inc.                                                       500     21,175       0.0%
    EarthLink Holdings Corp.                                      1,700      9,724       0.0%
*   Eastman Kodak Co.                                               804     11,980       0.0%
*   eBay, Inc.                                                    2,384     67,968       0.1%
#   Ebix, Inc.                                                      762     42,672       0.1%
*   EchoStar Corp. Class A                                          625     29,213       0.0%
*   Electronic Arts, Inc.                                           800     62,816       0.1%
#*  Electronics for Imaging, Inc.                                   416     17,692       0.0%
*   Entegris, Inc.                                                3,153     50,133       0.1%
#*  Envestnet, Inc.                                                 195      6,893       0.0%
#*  EPAM Systems, Inc.                                              278     17,895       0.0%
*   ePlus, Inc.                                                     109      9,979       0.0%
*   Euronet Worldwide, Inc.                                         500     39,775       0.1%
*   Exar Corp.                                                    1,140     10,283       0.0%
*   ExlService Holdings, Inc.                                       500     22,015       0.0%
#*  F5 Networks, Inc.                                               300     41,463       0.1%
*   Fabrinet                                                        700     26,572       0.0%
*   Facebook, Inc. Class A                                        2,715    355,638       0.4%
    Fair Isaac Corp.                                                200     24,136       0.0%
*   FARO Technologies, Inc.                                         413     13,856       0.0%
    Fidelity National Information Services, Inc.                  1,249     92,326       0.1%
#*  Finisar Corp.                                                 1,669     45,697       0.1%
#*  First Solar, Inc.                                             1,039     42,069       0.1%
*   Fiserv, Inc.                                                    619     60,959       0.1%
#*  FleetCor Technologies, Inc.                                     515     90,280       0.1%
*   Flex, Ltd.                                                    4,683     66,452       0.1%
    FLIR Systems, Inc.                                            1,911     62,910       0.1%
*   FormFactor, Inc.                                                744      6,677       0.0%
    Forrester Research, Inc.                                        335     12,479       0.0%
*   Frequency Electronics, Inc.                                     300      2,727       0.0%
*   Gartner, Inc.                                                   300     25,812       0.0%
*   Genpact, Ltd.                                                   745     17,128       0.0%
    Global Payments, Inc.                                           950     68,894       0.1%
*   Globant SA                                                      304     13,224       0.0%
*   GoDaddy, Inc. Class A                                           330     11,811       0.0%
#*  GrubHub, Inc.                                                   472     17,988       0.0%
#*  GTT Communications, Inc.                                        590     13,275       0.0%
#*  Guidewire Software, Inc.                                        209     12,007       0.0%
    Hackett Group, Inc. (The)                                       700     11,284       0.0%
*   Harmonic, Inc.                                                2,474     12,617       0.0%
    Harris Corp.                                                    839     74,847       0.1%
    Hewlett Packard Enterprise Co.                                7,149    160,638       0.2%
    HP, Inc.                                                      3,401     49,280       0.1%
    IAC/InterActiveCorp                                             813     52,390       0.1%
*   II-VI, Inc.                                                   1,177     32,721       0.0%
    Ingram Micro, Inc. Class A                                    2,108     78,418       0.1%
*   Innodata, Inc.                                                  200        490       0.0%
*   Insight Enterprises, Inc.                                       900     25,911       0.0%
*   Integrated Device Technology, Inc.                            1,200     24,852       0.0%
    Intel Corp.                                                  31,205  1,088,118       1.3%
    InterDigital, Inc.                                              694     49,031       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
#   International Business Machines Corp.                         2,000 $  307,380       0.4%
    Intersil Corp. Class A                                        1,600     35,328       0.0%
*   IntraLinks Holdings, Inc.                                     1,496     13,718       0.0%
    Intuit, Inc.                                                    400     43,496       0.1%
#*  IPG Photonics Corp.                                             803     77,899       0.1%
*   Itron, Inc.                                                     400     21,560       0.0%
*   Ixia                                                          1,573     18,797       0.0%
#   j2 Global, Inc.                                                 850     60,478       0.1%
    Jabil Circuit, Inc.                                           3,412     72,812       0.1%
    Jack Henry & Associates, Inc.                                   276     22,362       0.0%
    Juniper Networks, Inc.                                        1,989     52,390       0.1%
*   Keysight Technologies, Inc.                                   1,334     43,755       0.1%
*   Kimball Electronics, Inc.                                       500      6,950       0.0%
    KLA-Tencor Corp.                                                700     52,577       0.1%
*   Knowles Corp.                                                   500      7,470       0.0%
*   Kulicke & Soffa Industries, Inc.                              1,300     17,212       0.0%
#   Lam Research Corp.                                            1,187    114,973       0.1%
*   Lattice Semiconductor Corp.                                   1,200      7,284       0.0%
    Leidos Holdings, Inc.                                         1,278     53,126       0.1%
    Lexmark International, Inc. Class A                           1,000     39,690       0.1%
    Linear Technology Corp.                                         740     44,444       0.1%
*   Lionbridge Technologies, Inc.                                   322      1,555       0.0%
    Littelfuse, Inc.                                                304     42,408       0.1%
    LogMeIn, Inc.                                                   116     11,020       0.0%
*   Lumentum Holdings, Inc.                                         359     12,062       0.0%
#*  MACOM Technology Solutions Holdings, Inc.                       500     18,380       0.0%
*   Manhattan Associates, Inc.                                      880     44,563       0.1%
    ManTech International Corp. Class A                             600     23,298       0.0%
    Marvell Technology Group, Ltd.                                4,348     56,654       0.1%
    Mastercard, Inc. Class A                                      2,000    214,040       0.3%
    Maxim Integrated Products, Inc.                                 578     22,906       0.0%
#   MAXIMUS, Inc.                                                 1,000     52,060       0.1%
*   MaxLinear, Inc. Class A                                         700     13,097       0.0%
    Mentor Graphics Corp.                                         1,956     56,528       0.1%
#   Methode Electronics, Inc.                                       707     22,058       0.0%
#   Microchip Technology, Inc.                                      600     36,330       0.1%
*   Micron Technology, Inc.                                       7,655    131,360       0.2%
#*  Microsemi Corp.                                               1,606     67,661       0.1%
    Microsoft Corp.                                              19,677  1,179,046       1.4%
*   MicroStrategy, Inc. Class A                                      80     15,585       0.0%
    MKS Instruments, Inc.                                           900     45,405       0.1%
*   MoneyGram International, Inc.                                 1,107      7,760       0.0%
#   Monolithic Power Systems, Inc.                                  300     23,643       0.0%
    Monotype Imaging Holdings, Inc.                                 300      5,730       0.0%
    Motorola Solutions, Inc.                                        347     25,185       0.0%
#   MTS Systems Corp.                                               300     14,265       0.0%
*   NAPCO Security Technologies, Inc.                               600      4,200       0.0%
#   National Instruments Corp.                                    1,367     38,399       0.1%
*   NCR Corp.                                                     1,798     63,020       0.1%
*   NeoPhotonics Corp.                                              221      3,094       0.0%
    NetApp, Inc.                                                  2,261     76,738       0.1%
#*  NETGEAR, Inc.                                                   825     41,663       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Information Technology -- (Continued)
#*  Netscout Systems, Inc.                                         917  $ 25,172       0.0%
#*  NeuStar, Inc. Class A                                          700    15,715       0.0%
    NIC, Inc.                                                      700    16,065       0.0%
*   Nuance Communications, Inc.                                  2,974    41,695       0.1%
#   NVIDIA Corp.                                                 2,765   196,757       0.2%
*   Oclaro, Inc.                                                   500     3,655       0.0%
*   ON Semiconductor Corp.                                       6,131    71,549       0.1%
    Oracle Corp.                                                 8,569   329,221       0.4%
#   Paychex, Inc.                                                  900    49,680       0.1%
#*  Paycom Software, Inc.                                          315    16,295       0.0%
*   PayPal Holdings, Inc.                                        1,900    79,154       0.1%
    PC Connection, Inc.                                            590    13,694       0.0%
*   PCM, Inc.                                                      400     8,480       0.0%
*   PDF Solutions, Inc.                                            800    15,800       0.0%
    Pegasystems, Inc.                                              944    29,170       0.0%
*   Perficient, Inc.                                               700    13,027       0.0%
*   Photronics, Inc.                                             1,100    10,670       0.0%
    Plantronics, Inc.                                              600    31,026       0.0%
*   Plexus Corp.                                                   700    32,067       0.0%
    Power Integrations, Inc.                                       228    14,695       0.0%
*   Progress Software Corp.                                        600    16,146       0.0%
*   PTC, Inc.                                                      400    18,976       0.0%
#*  Qorvo, Inc.                                                    869    48,360       0.1%
    QUALCOMM, Inc.                                               7,467   513,132       0.6%
*   Qualys, Inc.                                                   360    13,410       0.0%
*   Rackspace Hosting, Inc.                                      1,100    35,134       0.0%
*   Rambus, Inc.                                                 1,189    14,494       0.0%
*   Red Hat, Inc.                                                  628    48,639       0.1%
    Reis, Inc.                                                     200     3,930       0.0%
*   Rofin-Sinar Technologies, Inc.                                 400    13,020       0.0%
*   Rogers Corp.                                                   400    21,772       0.0%
*   Rudolph Technologies, Inc.                                   1,000    18,100       0.0%
#   Sabre Corp.                                                    500    12,915       0.0%
*   salesforce.com, Inc.                                           300    22,548       0.0%
*   Sanmina Corp.                                                1,100    30,415       0.0%
*   ScanSource, Inc.                                               400    14,000       0.0%
    Science Applications International Corp.                       827    56,989       0.1%
#   Seagate Technology P.L.C.                                    1,020    34,996       0.0%
*   Semtech Corp.                                                  700    16,940       0.0%
#*  ServiceSource International, Inc.                               89       423       0.0%
*   ShoreTel, Inc.                                               1,500     9,975       0.0%
#*  Shutterstock, Inc.                                             200    11,798       0.0%
*   Silicon Laboratories, Inc.                                     400    23,980       0.0%
*   Silver Spring Networks, Inc.                                   854    12,007       0.0%
#   Skyworks Solutions, Inc.                                     1,582   121,719       0.1%
#*  Splunk, Inc.                                                   300    18,057       0.0%
#   SS&C Technologies Holdings, Inc.                             1,129    36,049       0.0%
#*  Stamps.com, Inc.                                               100     9,755       0.0%
*   StarTek, Inc.                                                  300     2,010       0.0%
#*  SunPower Corp.                                               1,332     9,644       0.0%
#*  Super Micro Computer, Inc.                                     166     3,934       0.0%
*   Sykes Enterprises, Inc.                                      1,080    28,879       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Information Technology -- (Continued)
    Symantec Corp.                                               3,969  $    99,344       0.1%
#*  Synaptics, Inc.                                                401       20,900       0.0%
*   Synchronoss Technologies, Inc.                                 162        5,947       0.0%
    SYNNEX Corp.                                                   700       71,778       0.1%
*   Synopsys, Inc.                                                 682       40,449       0.1%
#   Syntel, Inc.                                                   600       12,060       0.0%
#*  Take-Two Interactive Software, Inc.                            601       26,678       0.0%
    TE Connectivity, Ltd.                                        1,771      111,343       0.1%
*   Tech Data Corp.                                                800       61,616       0.1%
    TeleTech Holdings, Inc.                                      1,009       28,353       0.0%
#*  Teradata Corp.                                               1,635       44,080       0.1%
    Teradyne, Inc.                                               2,728       63,535       0.1%
    Tessco Technologies, Inc.                                      150        1,748       0.0%
    Tessera Technologies, Inc.                                   1,053       39,066       0.1%
    Texas Instruments, Inc.                                      2,281      161,609       0.2%
*   TiVo Corp.                                                     515       10,223       0.0%
    Total System Services, Inc.                                  1,312       65,443       0.1%
    Travelport Worldwide, Ltd.                                     861       12,157       0.0%
*   Trimble, Inc.                                                1,400       38,696       0.1%
#*  TTM Technologies, Inc.                                       1,827       24,025       0.0%
*   Ubiquiti Networks, Inc.                                        700       36,701       0.1%
#*  Ultimate Software Group, Inc. (The)                            100       21,099       0.0%
*   Ultratech, Inc.                                                600       12,774       0.0%
*   Vantiv, Inc. Class A                                         1,067       62,270       0.1%
#*  Veeco Instruments, Inc.                                        700       15,190       0.0%
#*  VeriFone Systems, Inc.                                         800       12,384       0.0%
*   Verint Systems, Inc.                                           500       18,000       0.0%
#*  VeriSign, Inc.                                                 300       25,206       0.0%
*   Versum Materials, Inc.                                         311        7,060       0.0%
#*  ViaSat, Inc.                                                   629       44,445       0.1%
*   Viavi Solutions, Inc.                                        1,795       12,780       0.0%
#   Visa, Inc. Class A                                           3,800      313,538       0.4%
#   Vishay Intertechnology, Inc.                                 3,100       43,710       0.1%
*   Web.com Group, Inc.                                            966       15,553       0.0%
#*  WebMD Health Corp.                                             551       27,071       0.0%
#   Western Digital Corp.                                        1,684       98,413       0.1%
#   Western Union Co. (The)                                      1,501       30,125       0.0%
#*  WEX, Inc.                                                      500       54,550       0.1%
#*  Workday, Inc. Class A                                          125       10,835       0.0%
    Xerox Corp.                                                  7,447       72,757       0.1%
    Xilinx, Inc.                                                 1,749       88,972       0.1%
*   Yahoo!, Inc.                                                 2,370       98,473       0.1%
#*  Zebra Technologies Corp. Class A                               773       50,894       0.1%
#*  Zillow Group, Inc. Class A                                     402       13,278       0.0%
#*  Zillow Group, Inc. Class C                                     324       10,809       0.0%
*   Zix Corp.                                                    1,300        5,291       0.0%
#*  Zynga, Inc. Class A                                          6,854       19,260       0.0%
                                                                        -----------      ----
Total Information Technology                                             18,189,023      21.2%
                                                                        -----------      ----
Materials -- (4.4%)
#   A Schulman, Inc.                                               719       20,671       0.0%
*   AdvanSix, Inc.                                                  69        1,101       0.0%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Materials -- (Continued)
#   AEP Industries, Inc.                                           200  $ 21,910       0.0%
    Air Products & Chemicals, Inc.                                 623    83,121       0.1%
#*  AK Steel Holding Corp.                                       2,700    14,040       0.0%
    Albemarle Corp.                                                728    60,824       0.1%
    American Vanguard Corp.                                        800    12,160       0.0%
#   AptarGroup, Inc.                                             1,000    71,440       0.1%
    Ashland Global Holdings, Inc.                                  441    49,273       0.1%
    Avery Dennison Corp.                                           565    39,431       0.1%
#   Ball Corp.                                                     600    46,242       0.1%
#   Bemis Co., Inc.                                              2,200   107,184       0.1%
*   Berry Plastics Group, Inc.                                     800    35,000       0.0%
*   Boise Cascade Co.                                              801    15,419       0.0%
    Cabot Corp.                                                    896    46,717       0.1%
    Calgon Carbon Corp.                                          1,200    18,960       0.0%
#   Carpenter Technology Corp.                                     800    25,288       0.0%
    Celanese Corp. Series A                                        844    61,544       0.1%
#*  Century Aluminum Co.                                         1,302     9,518       0.0%
#   CF Industries Holdings, Inc.                                 2,000    48,020       0.1%
    Chase Corp.                                                    300    20,505       0.0%
    Chemours Co. (The)                                             519     8,527       0.0%
*   Chemtura Corp.                                                 994    32,603       0.0%
*   Clearwater Paper Corp.                                         400    21,240       0.0%
#   Commercial Metals Co.                                        2,000    31,420       0.0%
#   Compass Minerals International, Inc.                           700    50,295       0.1%
*   Core Molding Technologies, Inc.                                300     5,226       0.0%
*   Crown Holdings, Inc.                                           500    27,125       0.0%
#   Deltic Timber Corp.                                            200    11,236       0.0%
    Domtar Corp.                                                 1,304    46,879       0.1%
    Dow Chemical Co. (The)                                       4,429   238,324       0.3%
    Eagle Materials, Inc.                                          501    40,566       0.1%
    Eastman Chemical Co.                                         1,300    93,483       0.1%
    Ecolab, Inc.                                                   592    67,589       0.1%
    EI du Pont de Nemours & Co.                                  1,709   117,562       0.1%
*   Ferro Corp.                                                  2,123    27,514       0.0%
#   FMC Corp.                                                      820    38,450       0.0%
#   Freeport-McMoRan, Inc.                                       6,380    71,328       0.1%
    FutureFuel Corp.                                               801     8,779       0.0%
*   GCP Applied Technologies, Inc.                                 867    22,412       0.0%
    Graphic Packaging Holding Co.                                6,211    77,638       0.1%
#   Greif, Inc. Class A                                            600    28,116       0.0%
    Greif, Inc. Class B                                            234    13,631       0.0%
    Hawkins, Inc.                                                  233     9,402       0.0%
    Haynes International, Inc.                                     259     8,332       0.0%
    HB Fuller Co.                                                  900    37,863       0.0%
*   Headwaters, Inc.                                             1,271    20,844       0.0%
    Hecla Mining Co.                                             5,080    30,429       0.0%
    Huntsman Corp.                                               3,684    62,444       0.1%
*   Ingevity Corp.                                                 163     6,748       0.0%
    Innophos Holdings, Inc.                                        408    18,703       0.0%
    Innospec, Inc.                                                 558    33,620       0.0%
#   International Flavors & Fragrances, Inc.                       300    39,234       0.1%
    International Paper Co.                                      2,305   103,794       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Materials -- (Continued)
    Kaiser Aluminum Corp.                                          224  $ 16,238       0.0%
    KapStone Paper and Packaging Corp.                           2,800    50,792       0.1%
    KMG Chemicals, Inc.                                            300     8,142       0.0%
*   Koppers Holdings, Inc.                                         225     7,369       0.0%
    Kronos Worldwide, Inc.                                         564     4,337       0.0%
*   Louisiana-Pacific Corp.                                      2,175    39,911       0.1%
    LyondellBasell Industries NV Class A                         1,227    97,608       0.1%
    Martin Marietta Materials, Inc.                                296    54,872       0.1%
    Materion Corp.                                                 491    14,877       0.0%
    Mercer International, Inc.                                     800     6,320       0.0%
    Minerals Technologies, Inc.                                    600    40,320       0.1%
    Monsanto Co.                                                   900    90,693       0.1%
#   Mosaic Co. (The)                                               350     8,236       0.0%
    Myers Industries, Inc.                                         775     9,339       0.0%
#   Neenah Paper, Inc.                                             324    25,888       0.0%
#   NewMarket Corp.                                                100    40,091       0.1%
    Newmont Mining Corp.                                         4,078   151,049       0.2%
    Nucor Corp.                                                  2,528   123,493       0.1%
#   Olin Corp.                                                   2,917    63,970       0.1%
    Olympic Steel, Inc.                                            300     6,927       0.0%
#*  Owens-Illinois, Inc.                                         2,396    46,243       0.1%
    Packaging Corp. of America                                     900    74,250       0.1%
    PH Glatfelter Co.                                              800    17,776       0.0%
#   PolyOne Corp.                                                1,211    35,398       0.0%
    PPG Industries, Inc.                                           680    63,328       0.1%
    Praxair, Inc.                                                  700    81,942       0.1%
    Quaker Chemical Corp.                                          200    21,500       0.0%
    Rayonier Advanced Materials, Inc.                              454     5,870       0.0%
    Reliance Steel & Aluminum Co.                                1,007    69,261       0.1%
#   Royal Gold, Inc.                                               800    55,056       0.1%
    RPM International, Inc.                                        599    28,476       0.0%
#   Scotts Miracle-Gro Co. (The) Class A                           436    38,407       0.0%
    Sealed Air Corp.                                               862    39,333       0.1%
    Sensient Technologies Corp.                                    512    38,149       0.0%
    Sherwin-Williams Co. (The)                                     200    48,972       0.1%
    Silgan Holdings, Inc.                                        1,300    66,235       0.1%
    Sonoco Products Co.                                          1,434    72,116       0.1%
    Southern Copper Corp.                                          400    11,356       0.0%
    Steel Dynamics, Inc.                                         1,410    38,719       0.1%
    Stepan Co.                                                     600    42,618       0.1%
#*  Stillwater Mining Co.                                        1,900    25,308       0.0%
#*  TimkenSteel Corp.                                              550     5,638       0.0%
    Tredegar Corp.                                                 800    14,800       0.0%
    Trinseo SA                                                     800    41,960       0.1%
    Tronox, Ltd. Class A                                         1,439    11,656       0.0%
    United States Steel Corp.                                    1,982    38,332       0.0%
#*  US Concrete, Inc.                                              202    10,080       0.0%
    Valspar Corp. (The)                                            500    49,800       0.1%
    Vulcan Materials Co.                                           694    78,561       0.1%
#   Westlake Chemical Corp.                                        590    30,556       0.0%
    WestRock Co.                                                 1,379    63,696       0.1%
#   Worthington Industries, Inc.                                   900    42,300       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                             PERCENTAGE
                                                                         SHARES   VALUE+   OF NET ASSETS**
                                                                         ------ ---------- ---------------
Materials -- (Continued)
            WR Grace & Co.                                                  400 $   26,784       0.0%
                                                                                ----------       ---
Total Materials                                                                  4,454,672       5.2%
                                                                                ----------       ---
Other -- (0.0%)
(degrees)#* Gerber Scientific, Inc. Escrow Shares                           900         --       0.0%
(degrees)*  Softbrands, Inc. Escrow Shares                                  600         --       0.0%
                                                                                ----------       ---
Total Other                                                                             --       0.0%
                                                                                ----------       ---
Real Estate -- (0.3%)
#           Alexander & Baldwin, Inc.                                     1,017     42,500       0.1%
#*          Altisource Asset Management Corp.                                21        717       0.0%
*           Altisource Portfolio Solutions SA                               218      5,614       0.0%
*           CBRE Group, Inc. Class A                                      3,240     83,462       0.1%
#*          Forestar Group, Inc.                                            458      5,038       0.0%
            Griffin Industrial Realty, Inc.                                  93      2,897       0.0%
            HFF, Inc. Class A                                               702     18,694       0.0%
#*          Howard Hughes Corp. (The)                                       389     42,724       0.1%
            Jones Lang LaSalle, Inc.                                        491     47,553       0.1%
            Kennedy-Wilson Holdings, Inc.                                   930     19,158       0.0%
*           Marcus & Millichap, Inc.                                        447     10,473       0.0%
#           RE/MAX Holdings, Inc. Class A                                   160      6,952       0.0%
#           Realogy Holdings Corp.                                        1,539     35,228       0.0%
            RMR Group, Inc. (The) Class A                                   365     12,538       0.0%
#*          St Joe Co. (The)                                              1,285     22,745       0.0%
                                                                                ----------       ---
Total Real Estate                                                                  356,293       0.4%
                                                                                ----------       ---
Telecommunication Services -- (2.8%)
            AT&T, Inc.                                                   44,096  1,622,292       1.9%
#           ATN International, Inc.                                         400     27,056       0.1%
#           CenturyLink, Inc.                                             7,300    194,034       0.2%
*           Cincinnati Bell, Inc.                                           700     13,755       0.0%
#           Cogent Communications Holdings, Inc.                            587     21,660       0.0%
#           Consolidated Communications Holdings, Inc.                      827     19,790       0.0%
#*          General Communication, Inc. Class A                           1,100     17,424       0.0%
            IDT Corp. Class B                                               504      9,017       0.0%
            Inteliquent, Inc.                                               900     15,111       0.0%
#*          Iridium Communications, Inc.                                  1,497     12,200       0.0%
(degrees)*  Leap Wireless International, Inc.                             2,100         --       0.0%
*           Level 3 Communications, Inc.                                  1,581     88,773       0.1%
#*          Lumos Networks Corp.                                            200      2,842       0.0%
#*          ORBCOMM, Inc.                                                 1,200     10,716       0.0%
*           SBA Communications Corp. Class A                                500     56,640       0.1%
#           Shenandoah Telecommunications Co.                             1,422     37,541       0.1%
*           T-Mobile US, Inc.                                             1,996     99,261       0.1%
            Telephone & Data Systems, Inc.                                1,913     49,432       0.1%
#*          United States Cellular Corp.                                    324     11,356       0.0%
            Verizon Communications, Inc.                                 10,350    497,835       0.6%
#*          Vonage Holdings Corp.                                         3,429     23,523       0.0%
#           Windstream Holdings, Inc.                                     1,601     12,568       0.0%
                                                                                ----------       ---
Total Telecommunication Services                                                 2,842,826       3.3%
                                                                                ----------       ---

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                                 SHARES VALUE+  OF NET ASSETS**
                                                                 ------ ------- ---------------
Utilities -- (2.1%)
    AES Corp.                                                    2,191  $25,788       0.0%
    ALLETE, Inc.                                                   400   24,516       0.0%
#   Alliant Energy Corp.                                           800   30,440       0.0%
    Ameren Corp.                                                   900   44,955       0.1%
    American Electric Power Co., Inc.                              600   38,904       0.1%
#   American States Water Co.                                      600   23,988       0.0%
    American Water Works Co., Inc.                                 506   37,464       0.1%
#   Aqua America, Inc.                                             484   14,859       0.0%
    Atmos Energy Corp.                                             504   37,493       0.1%
    Avangrid, Inc.                                                 414   16,316       0.0%
    Avista Corp.                                                   500   20,700       0.0%
#   Black Hills Corp.                                              300   18,555       0.0%
#   California Water Service Group                                 600   18,600       0.0%
*   Calpine Corp.                                                4,072   48,457       0.1%
    CenterPoint Energy, Inc.                                     1,600   36,480       0.1%
    Chesapeake Utilities Corp.                                     161   10,312       0.0%
    CMS Energy Corp.                                               700   29,505       0.0%
    Connecticut Water Service, Inc.                                 88    4,582       0.0%
#   Consolidated Edison, Inc.                                      400   30,220       0.0%
#   Dominion Resources, Inc.                                     1,000   75,200       0.1%
    DTE Energy Co.                                                 500   48,005       0.1%
    Duke Energy Corp.                                              996   79,700       0.1%
#*  Dynegy, Inc.                                                   816    8,690       0.0%
    Edison International                                           500   36,740       0.1%
    El Paso Electric Co.                                           515   23,793       0.0%
    Empire District Electric Co. (The)                             500   17,115       0.0%
    Entergy Corp.                                                  300   22,104       0.0%
#   Eversource Energy                                              570   31,384       0.0%
    Exelon Corp.                                                 1,149   39,147       0.1%
    FirstEnergy Corp.                                              500   17,145       0.0%
#   Fortis, Inc.                                                   693   22,765       0.0%
    Great Plains Energy, Inc.                                    1,300   36,972       0.1%
    Hawaiian Electric Industries, Inc.                           1,100   32,450       0.0%
#   IDACORP, Inc.                                                  415   32,532       0.0%
#   MDU Resources Group, Inc.                                    1,278   33,496       0.0%
    MGE Energy, Inc.                                               600   35,070       0.1%
    Middlesex Water Co.                                            300   10,830       0.0%
#   National Fuel Gas Co.                                          456   23,885       0.0%
#   New Jersey Resources Corp.                                     600   20,370       0.0%
    NextEra Energy, Inc.                                           700   89,600       0.1%
    NiSource, Inc.                                               1,112   25,865       0.0%
#   Northwest Natural Gas Co.                                      400   23,520       0.0%
#   NorthWestern Corp.                                             500   28,775       0.0%
    NRG Energy, Inc.                                             1,800   19,134       0.0%
    NRG Yield, Inc. Class A                                        194    2,858       0.0%
    NRG Yield, Inc. Class C                                        700   10,780       0.0%
#   OGE Energy Corp.                                               800   24,832       0.0%
#   ONE Gas, Inc.                                                  421   25,799       0.0%
#   Ormat Technologies, Inc.                                       900   43,407       0.1%
    Otter Tail Corp.                                               600   21,570       0.0%
    Pattern Energy Group, Inc.                                      55    1,229       0.0%
    PG&E Corp.                                                     600   37,272       0.1%

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                  PERCENTAGE
                                                                          SHARES      VALUE+    OF NET ASSETS**
                                                                         --------- ------------ ---------------
Utilities -- (Continued)
            Pinnacle West Capital Corp.                                        300 $     22,839        0.0%
#           PNM Resources, Inc.                                                400       13,140        0.0%
            Portland General Electric Co.                                      700       30,548        0.0%
            PPL Corp.                                                          800       27,472        0.0%
            Public Service Enterprise Group, Inc.                              900       37,872        0.1%
            SCANA Corp.                                                        400       29,344        0.0%
            Sempra Energy                                                      400       42,840        0.1%
            SJW Corp.                                                          211       10,704        0.0%
#           South Jersey Industries, Inc.                                      800       23,720        0.0%
            Southern Co. (The)                                               1,400       72,198        0.1%
            Southwest Gas Corp.                                                400       28,984        0.0%
            Spire, Inc.                                                        300       18,840        0.0%
#*          Talen Energy Corp.                                                  99        1,379        0.0%
            UGI Corp.                                                          750       34,718        0.1%
            Unitil Corp.                                                       100        4,057        0.0%
#           Vectren Corp.                                                      600       30,186        0.0%
            WEC Energy Group, Inc.                                             599       35,772        0.1%
            Westar Energy, Inc.                                                800       45,856        0.1%
            WGL Holdings, Inc.                                                 600       37,842        0.1%
            Xcel Energy, Inc.                                                  900       37,395        0.1%
#           York Water Co. (The)                                               360       11,376        0.0%
                                                                                   ------------      -----
Total Utilities                                                                       2,111,250        2.4%
                                                                                   ------------      -----
TOTAL COMMON STOCKS                                                                  85,479,481       99.6%
                                                                                   ------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                         1,200        1,218        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         1,200           58        0.0%
                                                                                   ------------      -----
TOTAL RIGHTS/WARRANTS                                                                     1,276        0.0%
                                                                                   ------------      -----
TOTAL INVESTMENT SECURITIES                                                          85,480,757
                                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.260%                                                 236,039      236,039        0.3%
                                                                                   ------------      -----
SECURITIES LENDING COLLATERAL -- (16.2%)
(S)@        DFA Short Term Investment Fund                               1,429,196   16,538,660       19.2%
                                                                                   ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $74,533,535)                                   $102,255,456      119.1%
                                                                                   ============      =====

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- ------------
  Common Stocks
     Consumer Discretionary       $14,426,191          --   --    $ 14,426,191
     Consumer Staples               5,480,349          --   --       5,480,349
     Energy                         6,489,195          --   --       6,489,195
     Financials                    17,392,157          --   --      17,392,157
     Industrials                   13,737,525          --   --      13,737,525
     Information Technology        18,189,023          --   --      18,189,023
     Materials                      4,454,672          --   --       4,454,672
     Other                                 --          --   --              --
     Real Estate                      356,293          --   --         356,293
     Telecommunication Services     2,842,826          --   --       2,842,826
     Utilities                      2,111,250          --   --       2,111,250
  Rights/Warrants                          -- $     1,276   --           1,276
  Temporary Cash Investments          236,039          --   --         236,039
  Securities Lending Collateral            --  16,538,660   --      16,538,660
                                  ----------- -----------   --    ------------
  TOTAL                           $85,715,520 $16,539,936   --    $102,255,456
                                  =========== ===========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
COMMON STOCKS -- (95.2%)
AUSTRALIA -- (6.2%)
    Adelaide Brighton, Ltd.                                       7,168 $ 29,123       0.0%
    ALS, Ltd.                                                     3,328   15,725       0.0%
#   Alumina, Ltd.                                                29,112   34,989       0.1%
    Amcor, Ltd.                                                   6,427   71,736       0.1%
    AMP, Ltd.                                                    31,088  107,804       0.1%
#*  APN News & Media, Ltd.                                        2,418    4,918       0.0%
#   ARB Corp., Ltd.                                                 443    5,737       0.0%
    Ardent Leisure Group                                          8,718   13,350       0.0%
#*  Arrium, Ltd.                                                 32,904       --       0.0%
*   Ausdrill, Ltd.                                                3,727    3,743       0.0%
    AusNet Services                                              21,363   24,334       0.0%
    Australia & New Zealand Banking Group, Ltd.                  18,347  387,404       0.5%
*   Australian Agricultural Co., Ltd.                            10,040   13,306       0.0%
    Automotive Holdings Group, Ltd.                               8,097   24,888       0.0%
*   AWE, Ltd.                                                    11,677    4,782       0.0%
    Bank of Queensland, Ltd.                                      3,589   28,479       0.0%
    Beach Energy, Ltd.                                           44,398   24,167       0.0%
*   Beadell Resources, Ltd.                                      38,340   13,641       0.0%
    Bendigo & Adelaide Bank, Ltd.                                 4,911   41,473       0.1%
    BHP Billiton, Ltd.                                           20,901  365,158       0.5%
    BHP Billiton, Ltd. Sponsored ADR                              2,200   77,044       0.1%
*   Billabong International, Ltd.                                 2,604    2,389       0.0%
    BlueScope Steel, Ltd.                                        12,070   71,609       0.1%
    Boral, Ltd.                                                  13,765   65,766       0.1%
*   Bradken, Ltd.                                                 4,982   12,179       0.0%
    Brambles, Ltd.                                                3,782   33,113       0.1%
    Breville Group, Ltd.                                          2,941   20,682       0.0%
    Brickworks, Ltd.                                                846    8,670       0.0%
    Cabcharge Australia, Ltd.                                     1,270    3,472       0.0%
    Caltex Australia, Ltd.                                          854   19,879       0.0%
#   Cardno, Ltd.                                                  3,548    2,492       0.0%
    carsales.com, Ltd.                                            2,372   19,197       0.0%
#   Cash Converters International, Ltd.                          15,872    3,863       0.0%
    Challenger, Ltd.                                             10,518   85,864       0.1%
    CIMIC Group, Ltd.                                             1,225   27,490       0.0%
    Cleanaway Waste Management, Ltd.                             49,648   43,714       0.1%
    Coca-Cola Amatil, Ltd.                                        4,079   29,551       0.0%
    Collins Foods, Ltd.                                           4,293   15,685       0.0%
    Commonwealth Bank of Australia                                3,672  204,423       0.3%
    Computershare, Ltd.                                           5,369   43,007       0.1%
    Credit Corp. Group, Ltd.                                      1,551   20,871       0.0%
    CSR, Ltd.                                                    16,074   44,633       0.1%
    Domino's Pizza Enterprises, Ltd.                              1,192   58,069       0.1%
    Downer EDI, Ltd.                                              7,987   35,302       0.1%
    DuluxGroup, Ltd.                                              4,500   22,008       0.0%
#*  Elders, Ltd.                                                    931    2,745       0.0%
#*  Energy World Corp., Ltd.                                     12,801    2,137       0.0%
    Event Hospitality and Entertainment, Ltd.                     1,588   16,892       0.0%
    Evolution Mining, Ltd.                                       13,763   24,271       0.0%
    Fairfax Media, Ltd.                                          60,766   38,063       0.1%
    Flight Centre Travel Group, Ltd.                                646   16,598       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
AUSTRALIA -- (Continued)
#   Fortescue Metals Group, Ltd.                                 22,261 $ 93,421       0.1%
    GrainCorp, Ltd. Class A                                       5,558   35,442       0.1%
    GWA Group, Ltd.                                               5,307   11,503       0.0%
#   Harvey Norman Holdings, Ltd.                                 12,250   46,912       0.1%
*   Hills, Ltd.                                                   5,255    2,553       0.0%
*   Horizon Oil, Ltd.                                            29,979      862       0.0%
    Iluka Resources, Ltd.                                         6,877   30,150       0.1%
    Incitec Pivot, Ltd.                                          28,258   63,201       0.1%
#   Independence Group NL                                        10,308   33,565       0.1%
    Insurance Australia Group, Ltd.                              31,053  129,827       0.2%
    InvoCare, Ltd.                                                2,186   21,690       0.0%
#   IOOF Holdings, Ltd.                                           4,072   25,349       0.0%
    IRESS, Ltd.                                                   3,408   29,347       0.0%
    James Hardie Industries P.L.C. Sponsored ADR                  2,500   37,525       0.1%
    JB Hi-Fi, Ltd.                                                2,318   49,969       0.1%
*   Kingsgate Consolidated, Ltd.                                    631       98       0.0%
*   Macmahon Holdings, Ltd.                                      39,034    2,751       0.0%
    Macquarie Group, Ltd.                                         2,109  127,479       0.2%
    Magellan Financial Group, Ltd.                                1,532   24,740       0.0%
    Melbourne IT, Ltd.                                            5,334    7,913       0.0%
#*  Metals X, Ltd.                                                  620      653       0.0%
#*  Metcash, Ltd.                                                18,519   27,948       0.0%
*   Mincor Resources NL                                           4,393    1,086       0.0%
    Mineral Resources, Ltd.                                       3,218   28,310       0.0%
#   MMA Offshore, Ltd.                                            8,708    2,018       0.0%
#   Monadelphous Group, Ltd.                                      1,985   14,027       0.0%
*   Mount Gibson Iron, Ltd.                                       8,762    2,176       0.0%
    Myer Holdings, Ltd.                                          30,365   27,065       0.0%
    National Australia Bank, Ltd.                                15,091  320,343       0.4%
    Navitas, Ltd.                                                 5,275   20,977       0.0%
    New Hope Corp., Ltd.                                          3,628    5,179       0.0%
    Newcrest Mining, Ltd.                                         6,100  106,808       0.1%
    Northern Star Resources, Ltd.                                 9,219   29,818       0.0%
    Nufarm, Ltd.                                                  5,093   34,189       0.1%
    Orica, Ltd.                                                   7,459   92,151       0.1%
    Orora, Ltd.                                                  19,908   43,869       0.1%
    OZ Minerals, Ltd.                                             8,700   44,451       0.1%
#*  Paladin Energy, Ltd.                                          8,694      924       0.0%
    Peet, Ltd.                                                    7,973    5,758       0.0%
    Perpetual, Ltd.                                                 794   27,264       0.0%
#   Platinum Asset Management, Ltd.                                 591    2,238       0.0%
    PMP, Ltd.                                                    15,111    9,892       0.0%
*   Prime AET&D Holdings No.1, Ltd.                                   1       --       0.0%
    Programmed Maintenance Services, Ltd.                         3,981    4,339       0.0%
    Qantas Airways, Ltd.                                         23,512   54,637       0.1%
#   Qube Holdings, Ltd.                                          14,416   24,405       0.0%
*   Ramelius Resources, Ltd.                                     25,470    9,471       0.0%
    RCR Tomlinson, Ltd.                                           7,109   14,383       0.0%
    Reece, Ltd.                                                     772   25,801       0.0%
#   Resolute Mining, Ltd.                                        11,362   13,421       0.0%
#   Retail Food Group, Ltd.                                       4,745   24,409       0.0%
    Rio Tinto, Ltd.                                               3,728  154,244       0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
AUSTRALIA -- (Continued)
    SAI Global, Ltd.                                              5,683 $   20,208       0.0%
    Sandfire Resources NL                                         1,850      7,297       0.0%
    Santos, Ltd.                                                 11,740     31,413       0.1%
    Seek, Ltd.                                                    3,829     42,526       0.1%
*   Senex Energy, Ltd.                                           31,081      5,953       0.0%
    Seven Group Holdings, Ltd.                                    3,972     27,377       0.0%
    Seven West Media, Ltd.                                       18,225      9,391       0.0%
#   Slater & Gordon, Ltd.                                           528        146       0.0%
    SMS Management & Technology, Ltd.                             2,472      2,864       0.0%
    South32, Ltd.                                                19,895     38,825       0.1%
    South32, Ltd. ADR                                             2,745     26,421       0.0%
#   Southern Cross Media Group, Ltd.                             18,980     20,720       0.0%
    Spark Infrastructure Group                                   17,357     29,262       0.0%
#*  St Barbara, Ltd.                                              2,817      5,750       0.0%
    Suncorp Group, Ltd.                                           3,379     30,668       0.1%
    Sunland Group, Ltd.                                           7,830      9,026       0.0%
    Super Retail Group, Ltd.                                      4,028     29,945       0.0%
    Sydney Airport                                                3,330     15,830       0.0%
    Tassal Group, Ltd.                                            6,365     18,609       0.0%
    Telstra Corp., Ltd.                                           9,755     36,893       0.1%
*   Ten Network Holdings, Ltd.                                    6,400      5,028       0.0%
#   TFS Corp., Ltd.                                               3,576      3,807       0.0%
    Tox Free Solutions, Ltd.                                      3,517      6,282       0.0%
#   TPG Telecom, Ltd.                                             1,456      8,349       0.0%
    Transurban Group                                              1,983     15,647       0.0%
*   UGL, Ltd.                                                     1,662      4,057       0.0%
    Village Roadshow, Ltd.                                        1,430      5,529       0.0%
*   Virgin Australia Holdings, Ltd.()                            46,180         --       0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                     62,673     11,190       0.0%
    Vocus Communications, Ltd.                                    7,293     31,619       0.1%
    Wesfarmers, Ltd.                                              3,949    122,964       0.2%
#   Westpac Banking Corp. Sponsored ADR                           7,016    162,771       0.2%
*   Whitehaven Coal, Ltd.                                         1,338      3,077       0.0%
    Woodside Petroleum, Ltd.                                      7,357    157,484       0.2%
    Woolworths, Ltd.                                              1,748     31,370       0.1%
#*  WorleyParsons, Ltd.                                           4,524     28,913       0.0%
    WPP AUNZ, Ltd.                                               10,662      6,600       0.0%
                                                                        ----------       ---
TOTAL AUSTRALIA                                                          5,246,797       6.5%
                                                                        ----------       ---
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG                                          101     12,096       0.0%
    ANDRITZ AG                                                      480     25,097       0.0%
    Atrium European Real Estate, Ltd.                             2,982     12,756       0.0%
    Austria Technologie & Systemtechnik AG                          289      3,199       0.0%
    Conwert Immobilien Invest SE                                    995     17,651       0.0%
    Erste Group Bank AG                                             964     30,230       0.1%
    EVN AG                                                          660      7,718       0.0%
    IMMOFINANZ AG                                                 3,670      7,898       0.0%
    Lenzing AG                                                      229     29,845       0.1%
    Mayr Melnhof Karton AG                                          204     22,596       0.0%
    Oesterreichische Post AG                                        380     13,111       0.0%
    OMV AG                                                        3,924    122,466       0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
AUSTRIA -- (Continued)
    POLYTEC Holding AG                                             317  $  2,742       0.0%
*   Raiffeisen Bank International AG                             2,065    33,819       0.1%
    S IMMO AG                                                    1,165    12,502       0.0%
    Semperit AG Holding                                            156     4,230       0.0%
    Strabag SE                                                     412    13,828       0.0%
    Telekom Austria AG                                           1,260     7,237       0.0%
    Verbund AG                                                   1,435    23,932       0.0%
    Vienna Insurance Group AG Wiener Versicherung Gruppe           492     9,696       0.0%
    Voestalpine AG                                               1,405    49,774       0.1%
    Zumtobel Group AG                                              642    11,262       0.0%
                                                                        --------       ---
TOTAL AUSTRIA                                                            473,685       0.6%
                                                                        --------       ---
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV                                      593    82,308       0.1%
    Ageas                                                        2,702    98,695       0.1%
    Banque Nationale de Belgique                                     6    18,575       0.0%
    Bekaert SA                                                     983    43,701       0.1%
    bpost SA                                                       503    13,382       0.0%
    Cie d'Entreprises CFE                                          220    24,250       0.0%
    Colruyt SA                                                   1,321    71,001       0.1%
    D'ieteren SA                                                   477    21,028       0.0%
    Econocom Group SA                                            1,603    23,837       0.0%
    Elia System Operator SA                                        191     9,884       0.0%
    Euronav NV                                                   3,095    24,215       0.0%
    EVS Broadcast Equipment SA                                     132     4,621       0.0%
    Exmar NV                                                       649     4,637       0.0%
*   KBC Group NV                                                   739    45,050       0.1%
    Kinepolis Group NV                                             156     7,019       0.0%
    Melexis NV                                                     479    31,361       0.1%
#*  Nyrstar NV                                                   3,926    20,158       0.0%
    Ontex Group NV                                                 160     4,840       0.0%
*   Orange Belgium SA                                            1,400    31,531       0.1%
    Proximus SADP                                                3,128    89,531       0.1%
    Sipef SA                                                        98     5,620       0.0%
    Solvay SA                                                      736    84,429       0.1%
*   Telenet Group Holding NV                                       543    29,073       0.0%
*   Tessenderlo Chemie NV                                        1,111    37,092       0.1%
    Umicore SA                                                   2,281   138,644       0.2%
    Van de Velde NV                                                206    14,509       0.0%
*   Viohalco SA                                                  1,602     2,354       0.0%
                                                                        --------       ---
TOTAL BELGIUM                                                            981,345       1.2%
                                                                        --------       ---
CANADA -- (8.2%)
    Absolute Software Corp.                                        500     2,375       0.0%
    Aecon Group, Inc.                                            1,800    23,270       0.0%
    AGF Management, Ltd. Class B                                 1,754     6,682       0.0%
    Agnico Eagle Mines, Ltd.(008474108)                            943    47,904       0.1%
    Agnico Eagle Mines, Ltd.(2009823)                              818    41,539       0.1%
    Agrium, Inc.(008916108)                                        961    88,239       0.1%
    Agrium, Inc.(2213538)                                          800    73,439       0.1%
    AGT Food & Ingredients, Inc.                                   615    17,488       0.0%
    Aimia, Inc.                                                  2,960    15,999       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
*   Alacer Gold Corp.                                            4,256  $  8,599       0.0%
    Alamos Gold, Inc. Class A                                    1,033     8,106       0.0%
    Algonquin Power & Utilities Corp.                            3,600    31,805       0.1%
    Alimentation Couche-Tard, Inc. Class B                         667    33,507       0.1%
    Altus Group, Ltd.                                              530    11,431       0.0%
    ARC Resources, Ltd.                                          2,660    45,156       0.1%
*   Argonaut Gold, Inc.                                            172       348       0.0%
*   Asanko Gold, Inc.                                            2,900    10,702       0.0%
    Atco, Ltd. Class I                                             600    21,033       0.0%
#*  Athabasca Oil Corp.                                          6,553     6,156       0.0%
*   ATS Automation Tooling Systems, Inc.                           300     2,572       0.0%
*   AuRico Metals, Inc.                                          2,212     2,029       0.0%
    AutoCanada, Inc.                                               359     5,902       0.0%
#*  Avigilon Corp.                                                 678     4,297       0.0%
*   B2Gold Corp.                                                 9,700    28,059       0.0%
#   Badger Daylighting, Ltd.                                       679    14,670       0.0%
    Bank of Montreal(2076009)                                    3,044   193,719       0.3%
    Bank of Montreal(063671101)                                    899    57,176       0.1%
    Bank of Nova Scotia (The)(2076281)                           4,072   218,825       0.3%
    Bank of Nova Scotia (The)(064149107)                         1,504    80,855       0.1%
    Barrick Gold Corp.                                           7,482   131,608       0.2%
#*  Baytex Energy Corp.                                          1,140     4,386       0.0%
    BCE, Inc.                                                      604    27,446       0.0%
#*  Bellatrix Exploration, Ltd.                                  1,758     1,586       0.0%
*   Birchcliff Energy, Ltd.                                      2,200    14,007       0.0%
    Black Diamond Group, Ltd.                                    1,000     3,266       0.0%
*   BlackBerry, Ltd.                                             4,667    32,902       0.1%
#*  BlackPearl Resources, Inc.                                   5,400     5,958       0.0%
    Bonavista Energy Corp.                                       4,473    14,607       0.0%
    Bonterra Energy Corp.                                          198     3,726       0.0%
    Boralex, Inc. Class A                                          874    12,537       0.0%
    CAE, Inc.(2162760)                                           2,040    28,654       0.0%
    CAE, Inc.(124765108)                                         2,197    30,846       0.1%
    Calfrac Well Services, Ltd.                                  1,440     2,952       0.0%
    Cameco Corp.                                                 2,707    20,844       0.0%
    Canaccord Genuity Group, Inc.                                1,669     5,215       0.0%
    Canadian Imperial Bank of Commerce(2170525)                  1,227    91,936       0.1%
    Canadian Imperial Bank of Commerce(136069101)                  140    10,494       0.0%
    Canadian National Railway Co.(2180632)                       1,200    75,437       0.1%
    Canadian National Railway Co.(136375102)                     1,058    66,516       0.1%
    Canadian Natural Resources, Ltd.(2171573)                    2,474    78,520       0.1%
    Canadian Natural Resources, Ltd.(136385101)                  6,871   217,879       0.3%
    Canadian Pacific Railway, Ltd.                                 300    42,885       0.1%
    Canadian Tire Corp., Ltd. Class A                              596    57,934       0.1%
    Canadian Utilities, Ltd. Class A                               600    17,146       0.0%
#   Canadian Western Bank                                        1,800    34,153       0.1%
    Canam Group, Inc.                                            1,300     8,733       0.0%
*   Canfor Corp.                                                   830     9,208       0.0%
    Canfor Pulp Products, Inc.                                   1,000     7,560       0.0%
    Canyon Services Group, Inc.                                    898     3,568       0.0%
    Capital Power Corp.                                          1,079    16,612       0.0%
*   Capstone Mining Corp.                                        9,500     5,737       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                 SHARES VALUE++ OF NET ASSETS**
                                                                 ------ ------- ---------------
CANADA -- (Continued)
    Cascades, Inc.                                                2,400 $22,635       0.0%
*   Celestica, Inc.(15101Q108)                                    2,400  28,440       0.0%
*   Celestica, Inc.(2263362)                                        311   3,680       0.0%
    Cenovus Energy, Inc.                                          2,954  42,656       0.1%
    Centerra Gold, Inc.                                           5,319  26,886       0.0%
*   Cequence Energy, Ltd.                                         3,200     692       0.0%
    Cervus Equipment Corp.                                          600   6,017       0.0%
*   CGI Group, Inc. Class A                                       1,483  70,441       0.1%
*   China Gold International Resources Corp., Ltd.                4,400  11,416       0.0%
*   Chinook Energy, Inc.                                             61      25       0.0%
#   CI Financial Corp.                                            1,256  23,110       0.0%
    Cineplex, Inc.                                                  800  30,418       0.1%
    Cogeco Communications, Inc.                                     495  23,087       0.0%
    Cogeco, Inc.                                                    300  11,060       0.0%
    Colliers International Group, Inc.                              805  28,028       0.0%
    Constellation Software, Inc.                                    100  46,846       0.1%
#   Corus Entertainment, Inc. Class B                             1,500  12,380       0.0%
    Cott Corp.(22163N106)                                         1,102  14,447       0.0%
    Cott Corp.(2228952)                                             300   3,934       0.0%
    Crescent Point Energy Corp.                                   1,178  14,021       0.0%
*   Crew Energy, Inc.                                             2,714  13,334       0.0%
*   Detour Gold Corp.                                             2,500  47,659       0.1%
    DH Corp.                                                      1,084  14,030       0.0%
    Dominion Diamond Corp.                                        1,691  14,390       0.0%
    Dorel Industries, Inc. Class B                                  485  12,312       0.0%
*   Dundee Precious Metals, Inc.                                  2,800   5,720       0.0%
    E-L Financial Corp., Ltd.                                        34  17,681       0.0%
*   Eldorado Gold Corp.                                          11,404  35,964       0.1%
    Emera, Inc.                                                     370  12,904       0.0%
    Empire Co., Ltd. Class A                                      2,100  30,248       0.1%
#   Enbridge Income Fund Holdings, Inc.                           1,679  42,610       0.1%
    Enbridge, Inc.(29250N105)                                       604  26,075       0.0%
    Enbridge, Inc.(2466149)                                       1,248  53,891       0.1%
*   Endeavour Mining Corp.                                          645  12,599       0.0%
    Enercare, Inc.                                                  939  13,567       0.0%
    Enerflex, Ltd.                                                1,364  14,491       0.0%
*   Energy Fuels, Inc.                                              100     144       0.0%
    Enerplus Corp.                                                3,726  25,039       0.0%
    Enghouse Systems, Ltd.                                          272  10,219       0.0%
    Ensign Energy Services, Inc.                                  3,401  20,513       0.0%
    Equitable Group, Inc.                                           300  11,818       0.0%
*   Essential Energy Services Trust                               4,177   1,806       0.0%
    Evertz Technologies, Ltd.                                       722   8,817       0.0%
    Exchange Income Corp.                                           900  25,256       0.0%
    Finning International, Inc.                                   3,711  69,057       0.1%
*   First Majestic Silver Corp.                                     521   4,183       0.0%
    First Quantum Minerals, Ltd.                                  3,789  35,986       0.1%
    FirstService Corp.                                              805  32,619       0.1%
    Fortis, Inc.                                                    900  29,624       0.1%
#   Genworth MI Canada, Inc.                                      1,089  23,651       0.0%
    George Weston, Ltd.                                             339  27,624       0.0%
    Gildan Activewear, Inc.                                         118   3,031       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                 SHARES VALUE++ OF NET ASSETS**
                                                                 ------ ------- ---------------
CANADA -- (Continued)
    Gluskin Sheff + Associates, Inc.                              1,000 $11,996       0.0%
    Goldcorp, Inc.                                                1,176  17,875       0.0%
*   Golden Star Resources, Ltd.                                   8,100   7,368       0.0%
*   Gran Tierra Energy, Inc.                                      5,979  17,474       0.0%
    Granite Oil Corp.                                             1,838   6,947       0.0%
    Great-West Lifeco, Inc.                                       1,400  35,164       0.1%
*   Heroux-Devtek, Inc.                                           1,000  10,796       0.0%
#   Home Capital Group, Inc.                                        800  15,835       0.0%
    HudBay Minerals, Inc.                                         4,699  19,794       0.0%
    Hudson's Bay Co.                                              1,300  15,973       0.0%
*   Husky Energy, Inc.                                            2,554  27,473       0.0%
*   IAMGOLD Corp.(2446646)                                        8,705  34,851       0.1%
*   IAMGOLD Corp.(450913108)                                        326   1,307       0.0%
    IGM Financial, Inc.                                             400  10,736       0.0%
*   IMAX Corp.                                                      733  22,173       0.0%
    Imperial Oil, Ltd.                                              698  22,671       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.      1,073  41,550       0.1%
#   Innergex Renewable Energy, Inc.                               1,785  19,842       0.0%
    Intact Financial Corp.                                          589  40,040       0.1%
    Inter Pipeline, Ltd.                                            800  16,587       0.0%
    Intertape Polymer Group, Inc.                                 1,300  22,020       0.0%
*   Ithaca Energy, Inc.                                           9,000   8,656       0.0%
*   Ivanhoe Mines, Ltd. Class A                                   3,958   6,167       0.0%
    Just Energy Group, Inc.                                       2,100  11,022       0.0%
*   Kelt Exploration, Ltd.                                          700   3,095       0.0%
    Keyera Corp.                                                  1,000  30,016       0.1%
*   Kingsway Financial Services, Inc.                               425   2,400       0.0%
*   Kinross Gold Corp.                                           20,380  79,162       0.1%
*   Kirkland Lake Gold, Inc.                                        500   3,467       0.0%
#   Labrador Iron Ore Royalty Corp.                               1,400  15,333       0.0%
    Laurentian Bank of Canada                                       650  24,022       0.0%
    Leon's Furniture, Ltd.                                          400   4,968       0.0%
*   Lightstream Resources, Ltd.                                   5,418     465       0.0%
    Linamar Corp.                                                 1,008  40,995       0.1%
    Loblaw Cos., Ltd.                                               900  44,406       0.1%
*   Lundin Mining Corp.                                          10,205  39,944       0.1%
    MacDonald Dettwiler & Associates, Ltd.                          366  20,948       0.0%
    Magna International, Inc.                                     1,978  81,211       0.1%
    Major Drilling Group International, Inc.                      2,473  12,666       0.0%
    Mandalay Resources Corp.                                      3,315   2,471       0.0%
    Manitoba Telecom Services, Inc.                                 500  13,975       0.0%
    Manulife Financial Corp.                                      5,745  83,188       0.1%
    Martinrea International, Inc.                                 3,400  19,949       0.0%
*   Maxim Power Corp.                                             1,600   4,223       0.0%
#*  MEG Energy Corp.                                              1,128   4,600       0.0%
#   Methanex Corp.                                                  555  20,172       0.0%
    Metro, Inc.                                                     949  29,334       0.1%
    Morneau Shepell, Inc.                                           911  13,611       0.0%
    Mullen Group, Ltd.                                            2,700  37,421       0.1%
    National Bank of Canada                                       2,700  96,381       0.1%
    New Flyer Industries, Inc.                                      785  21,947       0.0%
*   New Gold, Inc.(2826947)                                       5,860  23,111       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
*   New Gold, Inc.(644535106)                                     1,500 $  5,940       0.0%
    Newalta Corp.                                                 1,319    2,232       0.0%
    North West Co., Inc. (The)                                      600   11,452       0.0%
    Northland Power, Inc.                                         1,500   26,840       0.0%
*   NuVista Energy, Ltd.                                          2,462   12,518       0.0%
    OceanaGold Corp.                                              6,600   20,174       0.0%
    Open Text Corp.                                                 809   50,230       0.1%
    Pan American Silver Corp.                                     2,197   35,218       0.1%
*   Paramount Resources, Ltd. Class A                               600    6,808       0.0%
*   Parex Resources, Inc.                                         2,100   24,158       0.0%
    Parkland Fuel Corp.                                           1,600   37,373       0.1%
    Pason Systems, Inc.                                             400    4,548       0.0%
    Pembina Pipeline Corp.                                          588   18,087       0.0%
    Pengrowth Energy Corp.                                       10,136   15,642       0.0%
#   Penn West Petroleum, Ltd.(B63FY34)                            4,010    6,398       0.0%
    Penn West Petroleum, Ltd.(707887105)                          2,097    3,334       0.0%
#   Peyto Exploration & Development Corp.                         1,508   38,740       0.1%
    PHX Energy Services Corp.                                       742    2,047       0.0%
#   Pizza Pizza Royalty Corp.                                       400    4,533       0.0%
    Potash Corp. of Saskatchewan, Inc.                            1,926   31,317       0.1%
    PrairieSky Royalty, Ltd.                                        186    4,045       0.0%
    Precision Drilling Corp.                                      3,099   13,791       0.0%
    Premium Brands Holdings Corp.                                   381   18,438       0.0%
*   Primero Mining Corp.                                          2,884    3,892       0.0%
    Quebecor, Inc. Class B                                          900   25,256       0.0%
    Richelieu Hardware, Ltd.                                        900   17,305       0.0%
*   Richmont Mines, Inc.                                          2,219   21,010       0.0%
    Ritchie Bros Auctioneers, Inc.                                  369   12,764       0.0%
#*  RMP Energy, Inc.                                              3,700    2,207       0.0%
    Rogers Communications, Inc. Class B                             600   24,138       0.0%
#   Rogers Sugar, Inc.                                              100      468       0.0%
    Royal Bank of Canada                                          4,751  296,827       0.4%
#*  Sandstorm Gold, Ltd.                                          1,100    5,290       0.0%
    Sandvine Corp.                                                5,500   12,343       0.0%
    Saputo, Inc.                                                  1,600   57,496       0.1%
    Secure Energy Services, Inc.                                    840    5,148       0.0%
*   SEMAFO, Inc.                                                  8,300   32,549       0.1%
    Shaw Communications, Inc. Class B                             3,396   67,309       0.1%
    ShawCor, Ltd.                                                   752   18,810       0.0%
*   Sherritt International Corp.                                  7,600    4,873       0.0%
*   Silver Standard Resources, Inc.                                 400    4,390       0.0%
    SNC-Lavalin Group, Inc.                                         300   12,190       0.0%
    Sprott, Inc.                                                  3,550    5,902       0.0%
#   Stantec, Inc.                                                 1,000   22,247       0.0%
    Stella-Jones, Inc.                                              716   25,409       0.0%
#   Student Transportation, Inc.                                    127      736       0.0%
    Suncor Energy, Inc.(B3NB1P2)                                  6,906  207,234       0.3%
    Suncor Energy, Inc.(867224107)                                4,814  144,516       0.2%
*   SunOpta, Inc.                                                 1,500    9,975       0.0%
    Superior Plus Corp.                                           2,984   26,563       0.0%
    Surge Energy, Inc.                                            5,100   10,418       0.0%
    Tahoe Resources, Inc.                                         1,320   15,828       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
CANADA -- (Continued)
*   Taseko Mines, Ltd.                                            4,300 $    1,891       0.0%
    Teck Resources, Ltd. Class B(2879327)                         2,037     43,981       0.1%
    Teck Resources, Ltd. Class B(878742204)                         389      8,395       0.0%
    TELUS Corp.                                                     712     23,054       0.0%
*   Teranga Gold Corp.                                            6,408      5,400       0.0%
    Thomson Reuters Corp.                                         1,328     52,336       0.1%
*   Timmins Gold Corp.                                            4,500      2,013       0.0%
    TMX Group, Ltd.                                                 201      9,275       0.0%
    TORC Oil & Gas, Ltd.                                          2,700     15,278       0.0%
    Toromont Industries, Ltd.                                       600     17,625       0.0%
    Toronto-Dominion Bank (The)(2897222)                          5,274    239,302       0.3%
    Toronto-Dominion Bank (The)(891160509)                        1,378     62,534       0.1%
    Torstar Corp. Class B                                         1,100      1,370       0.0%
    Total Energy Services, Inc.                                     194      1,837       0.0%
*   Tourmaline Oil Corp.                                          1,981     51,917       0.1%
    TransAlta Corp.(89346D107)                                      777      3,458       0.0%
    TransAlta Corp.(2901628)                                        901      3,970       0.0%
    TransCanada Corp.                                             1,448     65,550       0.1%
    Transcontinental, Inc. Class A                                1,600     21,400       0.0%
    TransForce, Inc.                                              1,800     40,837       0.1%
*   Trican Well Service, Ltd.                                     4,600      9,877       0.0%
    Trinidad Drilling, Ltd.                                       5,273     10,103       0.0%
*   Turquoise Hill Resources, Ltd.                                2,008      6,228       0.0%
#   Veresen, Inc.                                                 3,473     31,460       0.1%
    Waste Connections, Inc.(94106B101)                              191     14,366       0.0%
    Waste Connections, Inc.(BYQFRK5)                                561     42,100       0.1%
    West Fraser Timber Co., Ltd.                                  1,200     41,083       0.1%
    Western Energy Services Corp.                                 2,146      3,744       0.0%
    Westshore Terminals Investment Corp.                            318      6,133       0.0%
    Whitecap Resources, Inc.                                      4,196     33,535       0.1%
    Wi-LAN, Inc.                                                  2,661      3,809       0.0%
    Winpak, Ltd.                                                    341     11,654       0.0%
    WSP Global, Inc.                                                800     25,915       0.0%
    Yamana Gold, Inc.                                             5,432     19,400       0.0%
                                                                        ----------       ---
TOTAL CANADA                                                             6,939,405       8.6%
                                                                        ----------       ---
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                       1,400         --       0.0%
    K Wah International Holdings, Ltd.                           46,702     25,250       0.0%
*   Lifestyle China Group, Ltd.                                   4,500      1,264       0.0%
                                                                        ----------       ---
TOTAL CHINA                                                                 26,514       0.0%
                                                                        ----------       ---
DENMARK -- (1.2%)
    Alm Brand A.S.                                                3,000     22,577       0.0%
#   AP Moller - Maersk A.S. Class B                                   5      7,669       0.0%
*   Bang & Olufsen A.S.                                             670      7,407       0.0%
#*  D/S Norden A.S.                                                 429      6,109       0.0%
    Danske Bank A.S.                                                582     17,954       0.0%
    Dfds A.S.                                                       827     39,959       0.1%
    DSV A.S.                                                      3,026    146,519       0.2%
#   FLSmidth & Co. A.S.                                             809     29,353       0.0%
    ISS A.S.                                                        693     27,204       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
DENMARK -- (Continued)
    Jyske Bank A.S.                                                 868 $   39,355       0.1%
    NKT Holding A.S.                                                417     28,075       0.0%
    Novozymes A.S. Class B                                        1,400     51,936       0.1%
    Pandora A.S.                                                    755     98,192       0.1%
    Per Aarsleff Holding A.S.                                       650     15,336       0.0%
    Ringkjoebing Landbobank A.S.                                    160     33,876       0.1%
    Rockwool International A.S. Class B                             132     22,078       0.0%
    Schouw & Co., AB                                                 31      1,967       0.0%
    SimCorp A.S.                                                    600     33,134       0.0%
    Solar A.S. Class B                                              125      6,870       0.0%
    Spar Nord Bank A.S.                                           2,142     21,477       0.0%
    Sydbank A.S.                                                  1,256     39,220       0.1%
*   TDC A.S.                                                     13,635     75,177       0.1%
*   Topdanmark A.S.                                               1,775     47,770       0.1%
    Tryg A.S.                                                     1,150     22,426       0.0%
    United International Enterprises                                 32      5,921       0.0%
    Vestas Wind Systems A.S.                                      2,010    161,033       0.2%
*   Vestjysk Bank A.S.                                              250        343       0.0%
                                                                        ----------       ---
TOTAL DENMARK                                                            1,008,937       1.2%
                                                                        ----------       ---
FINLAND -- (2.0%)
    Ahlstrom Oyj                                                    445      6,208       0.0%
    Alma Media Oyj                                                1,213      6,989       0.0%
    Amer Sports Oyj                                               2,402     65,357       0.1%
    Atria Oyj                                                       595      6,530       0.0%
    Cargotec Oyj Class B                                          1,344     55,118       0.1%
    Caverion Corp.                                                1,551     11,159       0.0%
    Citycon Oyj                                                   3,421      8,017       0.0%
    Cramo Oyj                                                       564     14,782       0.0%
    Elisa Oyj                                                     1,318     44,405       0.1%
    F-Secure Oyj                                                  1,026      3,627       0.0%
*   Finnair Oyj                                                   1,332      5,904       0.0%
    Fiskars Oyj Abp                                                 251      4,497       0.0%
    Fortum Oyj                                                    2,340     39,005       0.1%
    Huhtamaki Oyj                                                 2,364     95,406       0.1%
    Kemira Oyj                                                    1,740     20,737       0.0%
    Kesko Oyj Class A                                               401     18,727       0.0%
    Kesko Oyj Class B                                             1,418     70,460       0.1%
    Kone Oyj Class B                                              1,134     52,177       0.1%
    Konecranes Oyj                                                1,141     38,865       0.1%
    Lassila & Tikanoja Oyj                                          606     12,617       0.0%
    Metsa Board Oyj                                               2,428     13,948       0.0%
    Metso Oyj                                                     1,606     42,109       0.1%
    Metso Oyj Sponsored ADR                                       2,800     18,788       0.0%
    Munksjo Oyj                                                     245      3,521       0.0%
    Neste Oyj                                                     3,538    152,637       0.2%
    Nokia Oyj(5902941)                                           14,177     63,294       0.1%
    Nokia Oyj(5946455)                                            5,767     25,718       0.0%
    Nokian Renkaat Oyj                                            1,242     41,659       0.1%
*   Outokumpu Oyj                                                 5,944     41,439       0.1%
#*  Outotec Oyj                                                   3,383     14,731       0.0%
#   PKC Group Oyj                                                   691     12,118       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FINLAND -- (Continued)
*   Poyry Oyj                                                      726  $    2,466       0.0%
    Raisio Oyj Class V                                           5,314      22,219       0.0%
    Ramirent Oyj                                                 1,350       9,954       0.0%
    Sampo Oyj Class A                                            1,507      69,042       0.1%
    Sanoma Oyj                                                   2,100      19,637       0.0%
*   Stockmann Oyj Abp Class A                                    1,273       9,647       0.0%
#*  Stockmann Oyj Abp Class B                                      646       4,825       0.0%
    Stora Enso Oyj Class R                                       4,818      45,531       0.1%
    Stora Enso Oyj Sponsored ADR                                 9,200      86,480       0.1%
    Technopolis Oyj                                              3,587      12,401       0.0%
    Tieto Oyj                                                    1,067      29,270       0.0%
    Tikkurila Oyj                                                  201       3,870       0.0%
    UPM-Kymmene Oyj                                              2,608      60,666       0.1%
    UPM-Kymmene Oyj Sponsored ADR                                7,100     165,004       0.2%
    Uponor Oyj                                                     782      13,303       0.0%
    Vaisala Oyj Class A                                            214       7,268       0.0%
    Valmet Oyj                                                     809      12,011       0.0%
    Wartsila Oyj Abp                                             1,151      49,740       0.1%
    YIT Oyj                                                      4,283      35,720       0.0%
                                                                        ----------       ---
TOTAL FINLAND                                                            1,669,603       2.1%
                                                                        ----------       ---
FRANCE -- (8.0%)
    Accor SA                                                       936      35,518       0.0%
#*  Air France-KLM                                               2,302      14,032       0.0%
    Airbus Group SE                                              1,424      84,557       0.1%
    Albioma SA                                                   1,147      18,947       0.0%
*   Alstom SA                                                      474      12,737       0.0%
    Altamir                                                        936      11,962       0.0%
    Alten SA                                                       360      25,722       0.0%
    Altran Technologies SA                                       1,959      27,952       0.0%
    Arkema SA                                                    1,060     100,512       0.1%
    Assystem                                                       430      12,890       0.0%
    Atos SE                                                      1,621     168,217       0.2%
    AXA SA                                                       6,608     149,092       0.2%
#   Beneteau SA                                                    816       9,435       0.0%
    BNP Paribas SA                                               4,597     266,549       0.3%
    Bollore SA                                                   5,989      19,719       0.0%
    Bonduelle SCA                                                  316       7,488       0.0%
    Bouygues SA                                                  2,961      96,521       0.1%
    Bureau Veritas SA                                              935      17,659       0.0%
    Capgemini SA                                                   872      72,216       0.1%
    Carrefour SA                                                 4,908     128,634       0.2%
    Casino Guichard Perrachon SA                                   937      46,645       0.1%
*   Cegid Group SA                                                 257          --       0.0%
#   CGG SA Sponsored ADR                                            94       2,458       0.0%
    Chargeurs SA                                                 1,201      20,881       0.0%
    Christian Dior SE                                              181      34,909       0.0%
    Cie de Saint-Gobain                                          3,013     133,787       0.2%
    Cie Generale des Etablissements Michelin                     2,932     317,559       0.4%
    CNP Assurances                                               2,336      40,455       0.1%
    Credit Agricole SA                                           5,459      58,897       0.1%
    Danone SA                                                    1,183      82,051       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
FRANCE -- (Continued)
    Dassault Systemes                                               560 $ 44,325       0.1%
    Derichebourg SA                                               2,685    8,397       0.0%
    Edenred                                                       2,281   52,791       0.1%
    Eiffage SA                                                      799   59,154       0.1%
#   Electricite de France SA                                      2,202   24,685       0.0%
#   Engie SA                                                     14,109  203,476       0.3%
*   Eramet                                                          350   16,428       0.0%
*   Esso SA Francaise                                                16      643       0.0%
#*  Etablissements Maurel et Prom                                 3,472   15,283       0.0%
    Euler Hermes Group                                              224   19,431       0.0%
    Euronext NV                                                      19      761       0.0%
    Eutelsat Communications SA                                    1,990   41,700       0.1%
    Faiveley Transport SA                                           202   22,022       0.0%
    Faurecia                                                      2,196   80,948       0.1%
    Gaztransport Et Technigaz SA                                     44    1,487       0.0%
    Groupe Crit                                                     186   12,267       0.0%
    Groupe Eurotunnel SE                                          1,970   18,438       0.0%
*   Groupe Fnac SA(BLRZL56)                                         578   39,462       0.1%
*   Groupe Fnac SA(B7VQL46)                                          77    5,256       0.0%
    Hermes International                                             47   19,040       0.0%
    Iliad SA                                                        101   21,173       0.0%
    Imerys SA                                                       787   54,794       0.1%
    Ingenico Group SA                                               474   37,492       0.0%
    IPSOS                                                           595   19,433       0.0%
    JCDecaux SA                                                   1,302   39,818       0.1%
    Kering                                                          293   65,008       0.1%
    L'Oreal SA                                                      434   77,755       0.1%
    Lagardere SCA                                                 2,488   63,361       0.1%
    Lectra                                                          328    5,929       0.0%
    Legrand SA                                                      923   52,147       0.1%
    LISI                                                            390   11,553       0.0%
    LVMH Moet Hennessy Louis Vuitton SE                             841  153,113       0.2%
    Metropole Television SA                                       1,252   21,814       0.0%
    Natixis SA                                                    7,935   40,147       0.1%
*   Naturex                                                          70    6,351       0.0%
    Neopost SA                                                      479   14,507       0.0%
*   Nexans SA                                                       940   53,432       0.1%
    Nexity SA                                                       333   16,719       0.0%
    Orange SA                                                    14,360  225,935       0.3%
    Orange SA Sponsored ADR                                       2,675   41,998       0.1%
*   Peugeot SA                                                   10,026  150,140       0.2%
*   Pierre & Vacances SA                                            114    4,461       0.0%
    Plastic Omnium SA                                             1,743   56,839       0.1%
    Publicis Groupe SA ADR                                        2,600   44,720       0.1%
#   Rallye SA                                                       796   14,421       0.0%
    Renault SA                                                    1,352  117,572       0.1%
    Rexel SA                                                      3,625   50,276       0.1%
    Rubis SCA                                                       645   58,818       0.1%
    Safran SA                                                       573   39,429       0.1%
    Savencia SA                                                     112    6,861       0.0%
    Schneider Electric SE(4834108)                                1,564  105,179       0.1%
    Schneider Electric SE(B11BPS1)                                  213   14,278       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
    SCOR SE                                                       2,614 $   84,651       0.1%
    SEB SA                                                          536     78,886       0.1%
#*  Sequana SA                                                      436        746       0.0%
    SES SA                                                        1,679     38,627       0.0%
    Societe BIC SA                                                  279     38,673       0.1%
    Societe Generale SA                                           2,029     79,146       0.1%
    Sodexo SA                                                       519     60,267       0.1%
*   SOITEC                                                       12,242     11,690       0.0%
#*  Solocal Group                                                   168        583       0.0%
    Somfy SA                                                         49     20,445       0.0%
    Sopra Steria Group                                              279     28,358       0.0%
    Stef SA                                                         282     21,831       0.0%
    STMicroelectronics NV(2430025)                                6,800     64,260       0.1%
#   STMicroelectronics NV(5962332)                                6,164     58,503       0.1%
    Suez                                                          3,128     49,546       0.1%
    Technicolor SA                                                2,918     17,047       0.0%
    Technip SA                                                      598     39,689       0.1%
    Technip SA ADR                                                1,900     31,217       0.0%
    Teleperformance                                               1,286    135,876       0.2%
    Thales SA                                                       513     48,266       0.1%
    Total SA                                                     16,503    790,575       1.0%
    Trigano SA                                                      418     29,567       0.0%
*   Ubisoft Entertainment SA                                      3,256    110,787       0.1%
    Valeo SA                                                      2,679    154,591       0.2%
#*  Vallourec SA                                                  6,513     32,007       0.0%
    Veolia Environnement SA                                       1,171     25,583       0.0%
    Veolia Environnement SA ADR                                     635     13,862       0.0%
    Vicat SA                                                        469     29,487       0.0%
    Vilmorin & Cie SA                                               213     12,808       0.0%
#   Vinci SA                                                      2,474    179,166       0.2%
    Vivendi SA                                                    3,875     78,430       0.1%
*   Worldline SA                                                    475     13,047       0.0%
    Zodiac Aerospace                                                 90      2,187       0.0%
                                                                        ----------       ---
TOTAL FRANCE                                                             6,769,872       8.3%
                                                                        ----------       ---
GERMANY -- (6.5%)
    Aareal Bank AG                                                1,390     50,277       0.1%
    Adidas AG                                                       782    128,478       0.2%
*   Aixtron SE Sponsored ADR                                        300      1,503       0.0%
    Allianz SE                                                    1,243    194,038       0.3%
    Aurubis AG                                                      668     34,827       0.1%
    Axel Springer SE                                                959     48,045       0.1%
    BASF SE                                                       5,979    527,814       0.7%
    Bauer AG                                                        343      4,711       0.0%
    Bayerische Motoren Werke AG                                   3,356    292,796       0.4%
    BayWa AG                                                        360     12,096       0.0%
    Bechtle AG                                                      139     14,619       0.0%
    Beiersdorf AG                                                    97      8,551       0.0%
    Bertrandt AG                                                    214     22,761       0.0%
    Bijou Brigitte AG                                               112      6,644       0.0%
#*  Bilfinger SE                                                    285     10,036       0.0%
    Brenntag AG                                                     881     47,098       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
GERMANY -- (Continued)
    CANCOM SE                                                       562 $ 25,579       0.0%
    Cewe Stiftung & Co. KGAA                                        287   27,501       0.0%
    Comdirect Bank AG                                             1,445   14,671       0.0%
    Commerzbank AG                                                6,741   45,905       0.1%
    Continental AG                                                  413   79,334       0.1%
    CTS Eventim AG & Co. KGaA                                       714   25,626       0.0%
    Daimler AG                                                    8,155  581,794       0.7%
*   Deutsche Bank AG(5750355)                                       233    3,370       0.0%
*   Deutsche Bank AG(D18190898)                                   5,059   72,799       0.1%
*   Deutsche Boerse AG                                              795   62,080       0.1%
    Deutsche Lufthansa AG                                         5,573   71,329       0.1%
    Deutsche Post AG                                              2,363   73,279       0.1%
    Deutsche Telekom AG                                          29,042  473,827       0.6%
    Deutsche Wohnen AG                                            2,845   92,951       0.1%
    Deutz AG                                                      2,362   11,683       0.0%
*   Dialog Semiconductor P.L.C.                                   1,528   60,092       0.1%
    DMG Mori AG                                                   1,157   52,960       0.1%
    Duerr AG                                                        417   31,096       0.0%
    E.ON SE                                                       4,329   31,727       0.1%
    E.ON SE Sponsored ADR                                         7,421   54,656       0.1%
    Fielmann AG                                                     278   19,294       0.0%
    Fraport AG Frankfurt Airport Services Worldwide                 402   23,863       0.0%
    Freenet AG                                                    2,096   60,090       0.1%
    Fuchs Petrolub SE                                               430   17,015       0.0%
    GEA Group AG                                                  1,442   55,851       0.1%
    Gerry Weber International AG                                    313    3,908       0.0%
    Gesco AG                                                        140   11,190       0.0%
    GFK SE                                                          297   10,017       0.0%
    Grammer AG                                                      503   28,795       0.0%
    GRENKE AG                                                       192   33,426       0.1%
*   H&R GmbH & Co. KGaA                                              68    1,259       0.0%
    Hamburger Hafen und Logistik AG                                 706   11,222       0.0%
    Hannover Rueck SE                                               205   22,870       0.0%
    HeidelbergCement AG                                             465   43,988       0.1%
#*  Heidelberger Druckmaschinen AG                                4,410   11,712       0.0%
    Hochtief AG                                                     510   69,639       0.1%
    Hugo Boss AG                                                    428   26,913       0.0%
    Indus Holding AG                                                565   33,349       0.1%
    Infineon Technologies AG                                      4,590   82,552       0.1%
    Jenoptik AG                                                     847   14,556       0.0%
#   K+S AG                                                        2,018   40,864       0.1%
    KION Group AG                                                   395   23,866       0.0%
*   Kloeckner & Co. SE                                            1,469   18,345       0.0%
*   Kontron AG                                                    1,112    3,820       0.0%
    Krones AG                                                       229   23,358       0.0%
*   KUKA AG                                                         521   59,123       0.1%
    KWS Saat SE                                                      25    8,179       0.0%
    Lanxess AG                                                    1,758  112,731       0.1%
    LEG Immobilien AG                                               137   11,556       0.0%
    Leoni AG                                                        751   28,485       0.0%
    Metro AG                                                      2,894   86,687       0.1%
    MLP AG                                                          505    2,049       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
GERMANY -- (Continued)
    MTU Aero Engines AG                                             939 $   98,054       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                   421     81,741       0.1%
*   Nordex SE                                                     1,346     35,450       0.1%
    Norma Group SE                                                  405     18,635       0.0%
    Osram Licht AG                                                1,507     85,570       0.1%
*   Patrizia Immobilien AG                                        1,414     29,269       0.0%
    Pfeiffer Vacuum Technology AG                                   158     14,337       0.0%
    ProSiebenSat.1 Media SE                                         528     22,756       0.0%
    Puma SE                                                         101     25,172       0.0%
    Rational AG                                                      20     10,392       0.0%
    Rheinmetall AG                                                  925     64,211       0.1%
#   RIB Software AG                                                 833     11,300       0.0%
*   RWE AG                                                        8,756    139,301       0.2%
    SAF-Holland SA                                                1,209     16,236       0.0%
    Salzgitter AG                                                   796     26,166       0.0%
#   Schaltbau Holding AG                                            174      5,384       0.0%
    SHW AG                                                          202      7,003       0.0%
    Sixt SE                                                         563     34,163       0.1%
    Software AG                                                   1,169     42,486       0.1%
#   Stroeer SE & Co KGaA                                            445     20,359       0.0%
    Suedzucker AG                                                 1,926     49,407       0.1%
    Symrise AG                                                      436     29,942       0.0%
    TAG Immobilien AG                                             2,214     29,523       0.0%
    Takkt AG                                                        583     13,827       0.0%
    Telefonica Deutschland Holding AG                             5,114     19,834       0.0%
    ThyssenKrupp AG                                               1,298     30,118       0.0%
*   Tom Tailor Holding AG                                           936      4,694       0.0%
*   Uniper SE                                                       432      5,750       0.0%
    United Internet AG                                              699     28,739       0.0%
    Volkswagen AG                                                   339     50,675       0.1%
    Vonovia SE                                                      223      7,862       0.0%
*   Vossloh AG                                                      388     23,586       0.0%
#   VTG AG                                                          331     10,101       0.0%
    Wacker Chemie AG                                                409     36,488       0.1%
    Wacker Neuson SE                                                532      7,360       0.0%
    XING AG                                                          17      3,467       0.0%
                                                                        ----------       ---
TOTAL GERMANY                                                            5,436,483       6.7%
                                                                        ----------       ---
GREECE -- (0.0%)
*   T Bank SA                                                     8,910         --       0.0%
                                                                        ----------       ---
HONG KONG -- (3.0%)
    APT Satellite Holdings, Ltd.                                 19,500     12,817       0.0%
    ASM Pacific Technology, Ltd.                                  2,800     26,977       0.0%
    Associated International Hotels, Ltd.                         6,000     17,523       0.0%
#   Bank of East Asia, Ltd. (The)                                14,548     58,482       0.1%
    BOC Hong Kong Holdings, Ltd.                                 22,500     80,196       0.1%
#   Brightoil Petroleum Holdings, Ltd.                           42,000     12,074       0.0%
    Cafe de Coral Holdings, Ltd.                                 10,000     35,307       0.1%
#   Cathay Pacific Airways, Ltd.                                 17,000     22,376       0.0%
#   Cheung Kong Infrastructure Holdings, Ltd.                     6,000     49,103       0.1%
    Cheung Kong Property Holdings, Ltd.                           5,000     36,963       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
HONG KONG -- (Continued)
*   China Billion Resources, Ltd.                                   56,240 $    290       0.0%
*   China Energy Development Holdings, Ltd.                        176,000    2,182       0.0%
    Chow Sang Sang Holdings International, Ltd.                      5,000    8,828       0.0%
#   Chow Tai Fook Jewellery Group, Ltd.                              3,200    2,269       0.0%
    Chuang's Consortium International, Ltd.                         93,642   20,459       0.0%
    CITIC Telecom International Holdings, Ltd.                       8,000    2,729       0.0%
    CK Hutchison Holdings, Ltd.                                      5,000   61,740       0.1%
    CLP Holdings, Ltd.                                               5,000   50,825       0.1%
    Dah Sing Banking Group, Ltd.                                     8,960   16,182       0.0%
    Dah Sing Financial Holdings, Ltd.                                4,576   31,039       0.1%
#*  Esprit Holdings, Ltd.                                           35,700   29,442       0.0%
    Far East Consortium International, Ltd.                         37,000   15,145       0.0%
    FIH Mobile, Ltd.                                                55,000   18,150       0.0%
    First Pacific Co., Ltd.                                         55,600   42,120       0.1%
    Future Bright Holdings, Ltd.                                    30,000    3,406       0.0%
    G-Resources Group, Ltd.                                      1,184,400   20,963       0.0%
    Giordano International, Ltd.                                    20,000   10,596       0.0%
*   Global Brands Group Holding, Ltd.                               30,000    3,398       0.0%
#   Guotai Junan International Holdings, Ltd.                       13,000    4,964       0.0%
    Hang Lung Group, Ltd.                                           12,000   45,903       0.1%
    Hang Lung Properties, Ltd.                                      16,000   35,186       0.1%
    Hang Seng Bank, Ltd.                                             3,100   55,906       0.1%
    Henderson Land Development Co., Ltd.                            19,182  113,466       0.2%
#   HKT Trust & HKT, Ltd.                                           11,000   15,087       0.0%
    Hong Kong & China Gas Co., Ltd.                                 17,861   34,891       0.1%
#   Hong Kong Aircraft Engineering Co., Ltd.                         1,200    8,549       0.0%
    Hong Kong Exchanges and Clearing, Ltd.                           2,560   67,677       0.1%
    Hongkong & Shanghai Hotels, Ltd. (The)                          11,096   12,540       0.0%
    Hopewell Holdings, Ltd.                                         14,000   49,019       0.1%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.           15,000    4,831       0.0%
    Hysan Development Co., Ltd.                                      8,000   36,923       0.1%
    Johnson Electric Holdings, Ltd.                                  9,375   22,660       0.0%
    Kerry Logistics Network, Ltd.                                    6,500    8,628       0.0%
    Kerry Properties, Ltd.                                          13,000   41,163       0.1%
    Kowloon Development Co., Ltd.                                   10,000   10,009       0.0%
    L'Occitane International SA                                      9,250   19,168       0.0%
    Lai Sun Development Co., Ltd.                                  143,000    2,906       0.0%
    Li & Fung, Ltd.                                                 30,000   14,747       0.0%
    Lifestyle International Holdings, Ltd.                           4,500    6,029       0.0%
    Liu Chong Hing Investment, Ltd.                                 12,000   16,905       0.0%
    Luk Fook Holdings International, Ltd.                            8,000   23,459       0.0%
    Man Wah Holdings, Ltd.                                          64,000   42,476       0.1%
*   Midland Holdings, Ltd.                                          46,000   16,311       0.0%
    MTR Corp., Ltd.                                                  7,053   39,032       0.1%
    New World Development Co., Ltd.                                 53,304   66,270       0.1%
    Newocean Energy Holdings, Ltd.                                  42,000   10,821       0.0%
    NWS Holdings, Ltd.                                              36,851   65,202       0.1%
    Orient Overseas International, Ltd.                              6,000   22,444       0.0%
#*  Pacific Basin Shipping, Ltd.                                    42,000    6,271       0.0%
#   Pacific Textiles Holdings, Ltd.                                 15,000   18,899       0.0%
    PCCW, Ltd.                                                      45,000   26,786       0.0%
    Pico Far East Holdings, Ltd.                                    14,000    4,259       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
HONG KONG -- (Continued)
    Power Assets Holdings, Ltd.                                    2,500 $   23,464       0.0%
#   Prada SpA                                                      2,700      9,459       0.0%
    Regal Hotels International Holdings, Ltd.                     24,600     13,708       0.0%
    SA SA International Holdings, Ltd.                            28,000     12,802       0.0%
    Samsonite International SA                                    17,400     54,595       0.1%
    Shangri-La Asia, Ltd.                                         33,500     36,793       0.1%
#*  Shun Tak Holdings, Ltd.                                       27,500      9,271       0.0%
*   Singamas Container Holdings, Ltd.                             42,000      4,379       0.0%
    Sino Land Co., Ltd.                                           28,800     48,901       0.1%
    SmarTone Telecommunications Holdings, Ltd.                    16,500     24,907       0.0%
*   SOCAM Development, Ltd.                                        4,000      1,551       0.0%
    Stella International Holdings, Ltd.                           10,000     17,334       0.0%
    Sun Hung Kai & Co., Ltd.                                      11,619      7,315       0.0%
    Sun Hung Kai Properties, Ltd.                                  6,134     91,342       0.1%
    Swire Pacific, Ltd. Class A                                    1,500     15,591       0.0%
    Swire Pacific, Ltd. Class B                                    5,000      9,350       0.0%
    Swire Properties, Ltd.                                        10,000     28,717       0.0%
    Techtronic Industries Co., Ltd.                               21,500     80,779       0.1%
#   Television Broadcasts, Ltd.                                    5,100     18,461       0.0%
    Texwinca Holdings, Ltd.                                       14,000      9,794       0.0%
    Transport International Holdings, Ltd.                         4,000     12,085       0.0%
*   Trinity, Ltd.                                                 64,000      4,702       0.0%
    Value Partners Group, Ltd.                                    27,000     25,755       0.0%
    Varitronix International, Ltd.                                17,000      6,916       0.0%
    Victory City International Holdings, Ltd.                     14,000        658       0.0%
#   Vitasoy International Holdings, Ltd.                          18,000     37,592       0.1%
    VTech Holdings, Ltd.                                           2,200     26,986       0.0%
    Wharf Holdings, Ltd. (The)                                    12,625     94,659       0.1%
    Wheelock & Co., Ltd.                                          13,000     80,003       0.1%
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd.             4,000        780       0.0%
    Xinyi Glass Holdings, Ltd.                                    32,000     27,515       0.0%
    Yue Yuen Industrial Holdings, Ltd.                            15,000     57,124       0.1%
                                                                         ----------       ---
TOTAL HONG KONG                                                           2,554,256       3.2%
                                                                         ----------       ---
IRELAND -- (0.5%)
*   Bank of Ireland                                              166,966     35,739       0.0%
    CRH P.L.C.                                                     3,670    119,143       0.2%
    CRH P.L.C. Sponsored ADR                                       1,293     41,764       0.1%
*   FBD Holdings P.L.C.                                              158      1,058       0.0%
    Glanbia P.L.C.                                                 1,329     21,649       0.0%
    Irish Continental Group P.L.C.                                 3,964     18,486       0.0%
    Kerry Group P.L.C. Class A                                       667     48,710       0.1%
    Kingspan Group P.L.C.(4491235)                                 1,606     39,328       0.1%
    Kingspan Group P.L.C.(0492793)                                 1,183     28,747       0.0%
    Smurfit Kappa Group P.L.C.                                     3,976     87,243       0.1%
                                                                         ----------       ---
TOTAL IRELAND                                                               441,867       0.6%
                                                                         ----------       ---
ISRAEL -- (0.3%)
#*  Africa Israel Investments, Ltd.                                1,975        566       0.0%
*   AudioCodes, Ltd.                                                 614      3,250       0.0%
    Azrieli Group, Ltd.                                              381     16,220       0.0%
    Bank Hapoalim BM                                               3,992     23,025       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
ISRAEL -- (Continued)
*   Bank Leumi Le-Israel BM                                       1,858 $  7,010       0.0%
    Bezeq The Israeli Telecommunication Corp., Ltd.              10,611   19,274       0.0%
    Delek Automotive Systems, Ltd.                                  855    7,306       0.0%
    Delta-Galil Industries, Ltd.                                    374   10,644       0.0%
    Elbit Systems, Ltd.                                             102   10,093       0.0%
    Formula Systems 1985, Ltd.                                      173    6,709       0.0%
    Harel Insurance Investments & Financial Services, Ltd.        1,465    5,665       0.0%
    Israel Chemicals, Ltd.                                        1,084    3,852       0.0%
*   Israel Discount Bank, Ltd. Class A                           11,877   21,814       0.1%
*   Jerusalem Oil Exploration                                       300   13,203       0.0%
    Melisron, Ltd.                                                  118    5,013       0.0%
*   Migdal Insurance & Financial Holding, Ltd.                    7,718    5,096       0.0%
    Mizrahi Tefahot Bank, Ltd.                                    3,321   43,250       0.1%
*   Naphtha Israel Petroleum Corp., Ltd.                          1,479    8,024       0.0%
*   Oil Refineries, Ltd.                                          7,964    2,811       0.0%
*   Partner Communications Co., Ltd.                              2,267   10,575       0.0%
    Paz Oil Co., Ltd.                                               120   18,744       0.0%
*   Phoenix Holdings, Ltd. (The)                                  1,952    5,579       0.0%
    Shikun & Binui, Ltd.                                          5,298    9,183       0.0%
    Strauss Group, Ltd.                                           1,319   20,764       0.0%
*   Union Bank of Israel                                            247      830       0.0%
                                                                        --------       ---
TOTAL ISRAEL                                                             278,500       0.3%
                                                                        --------       ---
ITALY -- (2.4%)
    A2A SpA                                                      16,029   21,830       0.0%
    ACEA SpA                                                      1,354   17,539       0.0%
    Ansaldo STS SpA                                               2,050   23,561       0.0%
*   Arnoldo Mondadori Editore SpA                                 1,773    1,754       0.0%
    Assicurazioni Generali SpA                                    7,440   96,105       0.1%
    Astaldi SpA                                                   1,321    5,332       0.0%
    Atlantia SpA                                                  2,073   50,755       0.1%
    Autogrill SpA                                                 2,299   19,161       0.0%
    Azimut Holding SpA                                            1,510   24,238       0.0%
#*  Banca Carige SpA                                              6,536    2,231       0.0%
    Banca Generali SpA                                            1,007   22,392       0.0%
    Banca IFIS SpA                                                  180    5,213       0.0%
    Banca Mediolanum SpA                                          3,607   24,939       0.0%
#*  Banca Monte dei Paschi di Siena SpA                           5,060    1,355       0.0%
    Banca Popolare dell'Emilia Romagna SC                        10,482   49,256       0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                      424       --       0.0%
    Banca Popolare di Milano Scarl                               14,636    6,708       0.0%
    Banca Popolare di Sondrio SCARL                               9,550   31,881       0.1%
    Banco Popolare SC                                               105      304       0.0%
    Brembo SpA                                                      534   33,062       0.1%
    Buzzi Unicem SpA                                              2,089   40,626       0.1%
    Cairo Communication SpA                                          42      178       0.0%
    Cementir Holding SpA                                          2,563   12,520       0.0%
#   CNH Industrial NV                                             6,535   50,735       0.1%
    Credito Valtellinese SC                                      26,456   11,644       0.0%
    Danieli & C Officine Meccaniche SpA                             433    8,083       0.0%
    De' Longhi SpA                                                  720   16,846       0.0%
    Enel SpA                                                     22,336   96,032       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
ITALY -- (Continued)
    Eni SpA                                                      16,433 $  238,480       0.3%
    Eni SpA Sponsored ADR                                         2,146     62,406       0.1%
    ERG SpA                                                       1,082     12,016       0.0%
    Ferrari NV(BD6G507)                                             342     18,006       0.0%
    Ferrari NV(N3167Y103)                                           160      8,443       0.0%
#   Fiat Chrysler Automobiles NV(N31738102)                       1,600     11,712       0.0%
#   Fiat Chrysler Automobiles NV(BRJFWP3)                         3,434     25,174       0.0%
    Geox SpA                                                        852      1,835       0.0%
*   Gruppo Editoriale L'Espresso SpA                              3,978      3,309       0.0%
    Hera SpA                                                     12,421     31,749       0.1%
    IMMSI SpA                                                     4,196      1,746       0.0%
    Industria Macchine Automatiche SpA                              246     15,215       0.0%
    Interpump Group SpA                                           1,758     28,195       0.0%
    Intesa Sanpaolo SpA                                          47,410    109,928       0.1%
    Iren SpA                                                      8,189     14,695       0.0%
    Italmobiliare SpA                                               246     11,673       0.0%
*   Leonardo-Finmeccanica SpA                                     6,992     85,138       0.1%
    Luxottica Group SpA                                              27      1,344       0.0%
    Luxottica Group SpA Sponsored ADR                               355     17,619       0.0%
    MARR SpA                                                        686     12,636       0.0%
    Mediaset SpA                                                 14,069     40,234       0.1%
    Mediobanca SpA                                                4,022     29,462       0.1%
    Parmalat SpA                                                  3,464      9,153       0.0%
    Piaggio & C SpA                                               2,131      3,715       0.0%
    Prysmian SpA                                                  2,221     55,231       0.1%
    Reply SpA                                                        87     10,936       0.0%
*   Saipem SpA                                                   46,207     19,001       0.0%
#   Salvatore Ferragamo SpA                                         861     21,046       0.0%
    Saras SpA                                                     3,877      6,734       0.0%
    Snam SpA                                                      8,606     45,344       0.1%
    Societa Cattolica di Assicurazioni SCRL                       4,310     26,059       0.0%
    Societa Iniziative Autostradali e Servizi SpA                 1,213     11,360       0.0%
#*  Telecom Italia SpA                                           88,857     77,243       0.1%
*   Telecom Italia SpA Sponsored ADR                              8,020     69,533       0.1%
    Terna Rete Elettrica Nazionale SpA                            8,437     41,298       0.1%
#   Tod's SpA                                                       194     11,336       0.0%
    UniCredit SpA                                                18,102     44,922       0.1%
#   Unione di Banche Italiane SpA                                15,735     43,413       0.1%
    Unipol Gruppo Finanziario SpA                                 6,471     19,811       0.0%
    UnipolSai SpA                                                26,802     51,219       0.1%
    Vittoria Assicurazioni SpA                                      877      9,380       0.0%
                                                                        ----------       ---
TOTAL ITALY                                                              2,032,029       2.5%
                                                                        ----------       ---
JAPAN -- (23.7%)
    77 Bank, Ltd. (The)                                           7,000     31,621       0.1%
    ABC-Mart, Inc.                                                  100      6,085       0.0%
    Accordia Golf Co., Ltd.                                       2,400     24,223       0.0%
    Adastria Co., Ltd.                                              600     15,707       0.0%
    ADEKA Corp.                                                   2,100     31,745       0.1%
    Aderans Co., Ltd.                                               200      1,177       0.0%
    Advantest Corp.                                               2,200     31,442       0.1%
    Aeon Co., Ltd.                                               10,110    139,710       0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Aeon Delight Co., Ltd.                                          600 $ 17,736       0.0%
    Ahresty Corp.                                                   800    9,043       0.0%
    Aica Kogyo Co., Ltd.                                          1,000   28,536       0.0%
    Aichi Bank, Ltd. (The)                                          200   11,081       0.0%
    Aichi Steel Corp.                                               400   19,260       0.0%
#   Aisan Industry Co., Ltd.                                      1,300   10,583       0.0%
    Aisin Seiki Co., Ltd.                                         2,000   87,855       0.1%
#*  Akebono Brake Industry Co., Ltd.                              6,000   11,483       0.0%
    Akita Bank, Ltd. (The)                                        5,000   16,751       0.0%
    Alpen Co., Ltd.                                                 700   12,755       0.0%
    Alpine Electronics, Inc.                                      1,300   17,353       0.0%
    Alps Electric Co., Ltd.                                       1,300   31,184       0.1%
    Amano Corp.                                                   1,700   31,629       0.1%
    ANA Holdings, Inc.                                            3,000    8,426       0.0%
    Anritsu Corp.                                                 2,900   15,384       0.0%
    AOKI Holdings, Inc.                                           1,200   14,510       0.0%
    Aomori Bank, Ltd. (The)                                       2,000    6,758       0.0%
    Aoyama Trading Co., Ltd.                                      1,200   42,275       0.1%
    Arakawa Chemical Industries, Ltd.                               900   13,361       0.0%
    Arcland Sakamoto Co., Ltd.                                      400    4,764       0.0%
    Arcs Co., Ltd.                                                  800   20,074       0.0%
    Asahi Diamond Industrial Co., Ltd.                            1,000    7,452       0.0%
    Asahi Glass Co., Ltd.                                         9,000   62,944       0.1%
    Asahi Holdings, Inc.                                            300    5,403       0.0%
    Asahi Kasei Corp.                                            15,000  135,225       0.2%
    Asics Corp.                                                   1,000   21,339       0.0%
    Avex Group Holdings, Inc.                                     1,200   15,873       0.0%
    Awa Bank, Ltd. (The)                                          5,000   32,881       0.1%
    Axial Retailing, Inc.                                           100    3,592       0.0%
    Bank of Iwate, Ltd. (The)                                       400   16,843       0.0%
    Bank of Kyoto, Ltd. (The)                                     5,000   36,666       0.1%
#   Bank of Nagoya, Ltd. (The)                                      400   14,080       0.0%
    Bank of Okinawa, Ltd. (The)                                     720   25,273       0.0%
    Bank of Saga, Ltd. (The)                                      1,000    2,608       0.0%
    Bank of the Ryukyus, Ltd.                                     1,400   18,417       0.0%
    Benesse Holdings, Inc.                                          700   18,342       0.0%
    Best Denki Co., Ltd.                                          8,100   10,645       0.0%
    Bic Camera, Inc.                                              3,100   26,681       0.0%
    Bridgestone Corp.                                             3,800  141,830       0.2%
    Broadleaf Co., Ltd.                                             700    7,869       0.0%
    Brother Industries, Ltd.                                      3,400   62,387       0.1%
    C Uyemura & Co., Ltd.                                           200    9,310       0.0%
#   Calbee, Inc.                                                    400   14,513       0.0%
    Calsonic Kansei Corp.                                         6,000   75,196       0.1%
    Canon Electronics, Inc.                                         600    9,333       0.0%
    Canon Marketing Japan, Inc.                                   1,200   20,725       0.0%
    Canon, Inc.                                                     994   28,556       0.0%
    Canon, Inc. Sponsored ADR                                     2,596   74,557       0.1%
#   Capcom Co., Ltd.                                              1,200   31,000       0.1%
    Casio Computer Co., Ltd.                                      2,100   29,250       0.1%
    Central Glass Co., Ltd.                                       4,000   16,362       0.0%
    Central Japan Railway Co.                                       300   51,014       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                 SHARES VALUE++ OF NET ASSETS**
                                                                 ------ ------- ---------------
JAPAN -- (Continued)
    Chiba Bank, Ltd. (The)                                        3,000 $18,554       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                  1,500   6,649       0.0%
    Chofu Seisakusho Co., Ltd.                                      700  17,992       0.0%
    Chubu Electric Power Co., Inc.                                1,800  26,498       0.0%
    Chubu Shiryo Co., Ltd.                                        1,400  11,346       0.0%
    Chudenko Corp.                                                  800  16,630       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                6,000  13,109       0.0%
    Chugoku Bank, Ltd. (The)                                      3,300  44,278       0.1%
    Chugoku Electric Power Co., Inc. (The)                        1,200  14,042       0.0%
    Chugoku Marine Paints, Ltd.                                   2,000  14,555       0.0%
    Chukyo Bank, Ltd. (The)                                         700  15,528       0.0%
    Citizen Watch Co., Ltd.                                       2,500  14,049       0.0%
    CKD Corp.                                                     2,200  27,398       0.0%
    Coca-Cola East Japan Co., Ltd.                                1,527  33,657       0.1%
#   Coca-Cola West Co., Ltd.                                      1,500  44,332       0.1%
#   Colowide Co., Ltd.                                              700  13,600       0.0%
    COMSYS Holdings Corp.                                         1,600  28,167       0.0%
    Concordia Financial Group, Ltd.                               7,046  32,670       0.1%
#   Cosmo Energy Holdings Co., Ltd.                               1,500  19,603       0.0%
    Credit Saison Co., Ltd.                                         400   6,915       0.0%
    Daibiru Corp.                                                 1,500  13,030       0.0%
    Daicel Corp.                                                  3,100  40,762       0.1%
    Daido Steel Co., Ltd.                                         7,000  29,715       0.1%
    Daifuku Co., Ltd.                                               800  14,455       0.0%
    Daihen Corp.                                                  3,000  17,394       0.0%
    Daiichikosho Co., Ltd.                                          400  17,389       0.0%
    Daikin Industries, Ltd.                                         400  38,332       0.1%
    Daikyo, Inc.                                                  5,000  10,730       0.0%
#   Daio Paper Corp.                                              3,000  36,009       0.1%
    Daisan Bank, Ltd. (The)                                         700  11,842       0.0%
    Daiseki Co., Ltd.                                               200   4,106       0.0%
    Daishi Bank, Ltd. (The)                                       8,000  34,399       0.1%
    Daito Trust Construction Co., Ltd.                              200  33,516       0.1%
    Daiwa House Industry Co., Ltd.                                2,100  57,638       0.1%
    Daiwa Securities Group, Inc.                                  6,000  35,821       0.1%
    Daiwabo Holdings Co., Ltd.                                    8,000  19,332       0.0%
    DCM Holdings Co., Ltd.                                        1,800  15,769       0.0%
    Denka Co., Ltd.                                              11,000  49,902       0.1%
    Denso Corp.                                                   1,100  47,866       0.1%
    Dentsu, Inc.                                                    800  39,879       0.1%
    DIC Corp.                                                     1,400  42,409       0.1%
    Disco Corp.                                                     400  48,345       0.1%
    DMG Mori Co., Ltd.                                            1,100  11,667       0.0%
    Don Quijote Holdings Co., Ltd.                                  600  22,806       0.0%
    Doutor Nichires Holdings Co., Ltd.                              400   8,006       0.0%
    Dowa Holdings Co., Ltd.                                       2,000  14,854       0.0%
    DTS Corp.                                                       900  19,939       0.0%
#   Dunlop Sports Co., Ltd.                                       1,100  10,803       0.0%
    Eagle Industry Co., Ltd.                                      1,300  18,548       0.0%
    East Japan Railway Co.                                          600  52,817       0.1%
    Ebara Corp.                                                   1,000  29,687       0.1%
#   EDION Corp.                                                   1,800  15,947       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   Ehime Bank, Ltd. (The)                                        1,200 $ 15,830       0.0%
    Eighteenth Bank, Ltd. (The)                                   4,000   12,405       0.0%
    Eizo Corp.                                                      500   15,789       0.0%
    Electric Power Development Co., Ltd.                            600   13,972       0.0%
    Enplas Corp.                                                    500   15,449       0.0%
    Exedy Corp.                                                   1,000   28,572       0.1%
    FamilyMart UNY Holdings Co., Ltd.                             1,111   69,657       0.1%
    FANUC Corp.                                                     300   54,926       0.1%
    FCC Co., Ltd.                                                 1,000   22,062       0.0%
    Felissimo Corp.                                                 400    3,875       0.0%
    FIDEA Holdings Co., Ltd.                                      5,200    9,353       0.0%
    Foster Electric Co., Ltd.                                       500    9,175       0.0%
    FP Corp.                                                        500   26,932       0.0%
    France Bed Holdings Co., Ltd.                                 1,200   10,250       0.0%
    Fudo Tetra Corp.                                              9,100   16,008       0.0%
    Fuji Electric Co., Ltd.                                       9,000   44,942       0.1%
    Fuji Heavy Industries, Ltd.                                   1,000   39,076       0.1%
#   Fuji Kyuko Co., Ltd.                                          1,000   11,468       0.0%
    Fuji Oil Holdings, Inc.                                       1,100   21,213       0.0%
    Fuji Seal International, Inc.                                   400   16,487       0.0%
    Fuji Soft, Inc.                                                 600   15,938       0.0%
    Fujibo Holdings, Inc.                                           500   15,812       0.0%
    FUJIFILM Holdings Corp.                                       1,300   49,154       0.1%
    Fujikura, Ltd.                                                7,000   41,129       0.1%
    Fujimori Kogyo Co., Ltd.                                        300    7,453       0.0%
    Fujitec Co., Ltd.                                             1,400   16,016       0.0%
    Fujitsu General, Ltd.                                         1,000   22,947       0.0%
    Fujitsu, Ltd.                                                19,000  112,691       0.2%
    Fukui Bank, Ltd. (The)                                        7,000   18,518       0.0%
    Fukuoka Financial Group, Inc.                                 3,000   12,982       0.0%
#   Fukuyama Transporting Co., Ltd.                               5,000   28,475       0.0%
    Furukawa Co., Ltd.                                           10,000   15,968       0.0%
    Furukawa Electric Co., Ltd.                                   1,800   52,957       0.1%
    Futaba Corp.                                                  1,100   17,959       0.0%
    Futaba Industrial Co., Ltd.                                     900    5,377       0.0%
#   Geo Holdings Corp.                                              900   11,417       0.0%
    Glory, Ltd.                                                   1,000   33,059       0.1%
    GMO internet, Inc.                                            1,100   14,684       0.0%
    Godo Steel, Ltd.                                                600   10,471       0.0%
    Goldcrest Co., Ltd.                                           1,200   21,803       0.0%
    Gree, Inc.                                                    2,900   16,081       0.0%
    GS Yuasa Corp.                                                9,000   38,864       0.1%
#   GungHo Online Entertainment, Inc.                             3,500    8,855       0.0%
    Gunma Bank, Ltd. (The)                                        9,000   42,974       0.1%
    Gunze, Ltd.                                                   5,000   16,782       0.0%
    Gurunavi, Inc.                                                  700   19,168       0.0%
    H2O Retailing Corp.                                           2,945   43,735       0.1%
    Hachijuni Bank, Ltd. (The)                                    7,000   38,161       0.1%
    Hakuhodo DY Holdings, Inc.                                    2,200   26,441       0.0%
    Hankyu Hanshin Holdings, Inc.                                 2,400   79,460       0.1%
    Hanwa Co., Ltd.                                               4,000   24,473       0.0%
    Haseko Corp.                                                  2,200   21,410       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Hazama Ando Corp.                                             4,200 $ 27,075       0.0%
    Heiwa Corp.                                                     800   18,793       0.0%
    Heiwa Real Estate Co., Ltd.                                   1,300   18,499       0.0%
    Heiwado Co., Ltd.                                             1,200   24,978       0.0%
    Hibiya Engineering, Ltd.                                      1,200   18,821       0.0%
    Hikari Tsushin, Inc.                                            200   18,359       0.0%
    Hino Motors, Ltd.                                             1,000   10,900       0.0%
    Hiroshima Bank, Ltd. (The)                                   11,000   47,076       0.1%
    Hitachi Capital Corp.                                         1,300   29,000       0.1%
    Hitachi Chemical Co., Ltd.                                    1,300   30,390       0.1%
    Hitachi Construction Machinery Co., Ltd.                      1,500   31,377       0.1%
    Hitachi High-Technologies Corp.                                 400   16,682       0.0%
    Hitachi Koki Co., Ltd.                                          600    5,081       0.0%
    Hitachi Kokusai Electric, Inc.                                  800   15,979       0.0%
    Hitachi Metals, Ltd.                                          2,000   24,999       0.0%
    Hitachi Transport System, Ltd.                                1,100   22,676       0.0%
    Hitachi Zosen Corp.                                           3,800   19,126       0.0%
    Hitachi, Ltd.                                                41,000  218,567       0.3%
    Hokkaido Electric Power Co., Inc.                             1,600   12,168       0.0%
    Hokkan Holdings, Ltd.                                         5,000   17,798       0.0%
    Hokkoku Bank, Ltd. (The)                                      7,000   23,444       0.0%
    Hokuetsu Bank, Ltd. (The)                                       400    9,442       0.0%
    Hokuetsu Industries Co., Ltd.                                   200    1,306       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                3,600   22,519       0.0%
    Hokuhoku Financial Group, Inc.                                2,500   36,037       0.1%
    Hokuriku Electric Power Co.                                   1,800   20,445       0.0%
    Hokuto Corp.                                                    800   15,570       0.0%
    Honda Motor Co., Ltd.                                         9,900  296,224       0.4%
    Honda Motor Co., Ltd. Sponsored ADR                           3,554  106,016       0.1%
    Hosiden Corp.                                                 2,600   19,282       0.0%
    House Foods Group, Inc.                                       1,500   33,485       0.1%
    Hyakugo Bank, Ltd. (The)                                      4,000   14,730       0.0%
    Hyakujushi Bank, Ltd. (The)                                   4,000   13,625       0.0%
    Ibiden Co., Ltd.                                              2,800   40,648       0.1%
    Ichiyoshi Securities Co., Ltd.                                2,000   14,996       0.0%
    Idec Corp.                                                    1,300   11,651       0.0%
#   IDOM, Inc.                                                    1,200    6,263       0.0%
*   IHI Corp.                                                    20,000   52,614       0.1%
    Iida Group Holdings Co., Ltd.                                 1,624   31,391       0.1%
    Iino Kaiun Kaisha, Ltd.                                       2,500    9,298       0.0%
    Inaba Denki Sangyo Co., Ltd.                                    600   21,769       0.0%
    Inabata & Co., Ltd.                                             300    3,261       0.0%
#   Inageya Co., Ltd.                                             2,000   27,088       0.0%
    Inpex Corp.                                                   1,700   15,859       0.0%
    Internet Initiative Japan, Inc.                                 700   12,361       0.0%
    Iseki & Co., Ltd.                                             5,000   12,367       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                  1,300    9,863       0.0%
    Isuzu Motors, Ltd.                                            2,000   24,738       0.0%
    Ito En, Ltd.                                                    600   21,846       0.0%
    ITOCHU Corp.                                                  5,300   66,932       0.1%
    Itochu Enex Co., Ltd.                                         1,800   13,830       0.0%
*   Itoham Yonekyu Holdings, Inc.                                 5,000   47,681       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    IwaiCosmo Holdings, Inc.                                        900 $  7,823       0.0%
    Iwatani Corp.                                                 7,000   41,805       0.1%
    Iyo Bank, Ltd. (The)                                          4,300   26,427       0.0%
    J Front Retailing Co., Ltd.                                   3,400   46,806       0.1%
    J-Oil Mills, Inc.                                               300   10,667       0.0%
    Japan Aviation Electronics Industry, Ltd.                     1,000   14,320       0.0%
    Japan Exchange Group, Inc.                                    3,000   44,543       0.1%
    Japan Pulp & Paper Co., Ltd.                                  5,000   16,754       0.0%
    Japan Steel Works, Ltd. (The)                                 1,600   34,367       0.1%
    Japan Wool Textile Co., Ltd. (The)                            2,000   14,583       0.0%
    JFE Holdings, Inc.                                            2,000   28,665       0.1%
    Joshin Denki Co., Ltd.                                        1,000    8,550       0.0%
    JSR Corp.                                                     2,100   31,913       0.1%
    JTEKT Corp.                                                   3,200   47,355       0.1%
    Juki Corp.                                                    1,700   12,710       0.0%
    Juroku Bank, Ltd. (The)                                       6,000   18,093       0.0%
#   JVC Kenwood Corp.                                             1,500    4,054       0.0%
    K's Holdings Corp.                                            1,400   24,228       0.0%
    Kaga Electronics Co., Ltd.                                    1,200   17,532       0.0%
    Kajima Corp.                                                  6,000   40,461       0.1%
    Kamigumi Co., Ltd.                                            4,000   34,154       0.1%
    Kanamoto Co., Ltd.                                              600   14,415       0.0%
    Kandenko Co., Ltd.                                            4,000   39,433       0.1%
    Kaneka Corp.                                                  8,000   66,189       0.1%
    Kanematsu Corp.                                              12,000   19,746       0.0%
*   Kansai Electric Power Co., Inc. (The)                         3,300   31,549       0.1%
#   Kansai Paint Co., Ltd.                                        1,000   21,490       0.0%
    Kao Corp.                                                     1,000   51,456       0.1%
    Kato Works Co., Ltd.                                            400   10,029       0.0%
    Kawasaki Heavy Industries, Ltd.                              15,000   43,813       0.1%
#   Kawasaki Kisen Kaisha, Ltd.                                  22,000   54,426       0.1%
    KDDI Corp.                                                    3,700  112,455       0.2%
    Keihan Holdings Co., Ltd.                                     5,000   33,758       0.1%
    Keihanshin Building Co., Ltd.                                 2,300   12,003       0.0%
    Keihin Corp.                                                  1,100   17,982       0.0%
    Keikyu Corp.                                                  3,000   30,267       0.1%
    Keio Corp.                                                    3,000   24,830       0.0%
    Keisei Electric Railway Co., Ltd.                               500   12,055       0.0%
    Keiyo Bank, Ltd. (The)                                        6,000   25,234       0.0%
#   Key Coffee, Inc.                                                300    5,948       0.0%
    Kintetsu Group Holdings Co., Ltd.                             7,000   28,256       0.0%
    Kintetsu World Express, Inc.                                    600    8,161       0.0%
    Kitz Corp.                                                    3,000   17,251       0.0%
    Kiyo Bank, Ltd. (The)                                         1,500   24,868       0.0%
    Koa Corp.                                                     1,400   12,892       0.0%
#*  Kobe Steel, Ltd.                                              5,800   47,863       0.1%
    Kohnan Shoji Co., Ltd.                                        1,300   25,714       0.0%
    Koito Manufacturing Co., Ltd.                                   500   26,251       0.0%
    Kokuyo Co., Ltd.                                              1,600   21,197       0.0%
    Komatsu Seiren Co., Ltd.                                      2,700   16,803       0.0%
    Komatsu, Ltd.                                                 5,100  113,521       0.2%
    Komeri Co., Ltd.                                                500   12,209       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                                 SHARES VALUE++ OF NET ASSETS**
                                                                 ------ ------- ---------------
JAPAN -- (Continued)
#   Konami Holdings Corp.                                           500 $19,746       0.0%
    Konica Minolta, Inc.                                          7,300  65,386       0.1%
    Konishi Co., Ltd.                                             1,200  14,260       0.0%
    Konoike Transport Co., Ltd.                                   1,300  17,212       0.0%
    Kose Corp.                                                      200  18,246       0.0%
    Kubota Corp. Sponsored ADR                                      500  40,365       0.1%
    Kurabo Industries, Ltd.                                       8,000  15,983       0.0%
    Kuraray Co., Ltd.                                             3,200  48,514       0.1%
    Kureha Corp.                                                    500  19,121       0.0%
    Kurimoto, Ltd.                                                  100   1,865       0.0%
    Kurita Water Industries, Ltd.                                 2,100  49,700       0.1%
    Kuroda Electric Co., Ltd.                                     1,300  25,294       0.0%
    KYB Corp.                                                     4,000  18,291       0.0%
    Kyocera Corp. Sponsored ADR                                     910  44,208       0.1%
    Kyoei Steel, Ltd.                                             1,000  19,049       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              1,100  12,993       0.0%
    Kyokuto Securities Co., Ltd.                                    700  10,128       0.0%
    Kyoritsu Maintenance Co., Ltd.                                  240  14,397       0.0%
    Kyushu Electric Power Co., Inc.                               1,800  16,356       0.0%
    Kyushu Financial Group, Inc.                                  6,330  42,091       0.1%
    Lawson, Inc.                                                    300  22,795       0.0%
    Leopalace21 Corp.                                             4,000  26,007       0.0%
    Life Corp.                                                      200   6,492       0.0%
    Lintec Corp.                                                  1,100  23,959       0.0%
    Lion Corp.                                                    1,000  16,355       0.0%
    LIXIL Group Corp.                                             1,700  39,046       0.1%
    Maeda Road Construction Co., Ltd.                             2,000  37,000       0.1%
    Makino Milling Machine Co., Ltd.                              2,000  12,709       0.0%
    Makita Corp.                                                    500  34,570       0.1%
    Maruha Nichiro Corp.                                          1,200  33,274       0.1%
    Max Co., Ltd.                                                 1,000  12,052       0.0%
    Mazda Motor Corp.                                             5,099  84,561       0.1%
    Mebuki Financial Group, Inc.                                  7,020  24,982       0.0%
    Megmilk Snow Brand Co., Ltd.                                  1,000  34,788       0.1%
    Meidensha Corp.                                               3,000  10,039       0.0%
    Meitec Corp.                                                    400  13,631       0.0%
#   Michinoku Bank, Ltd. (The)                                    2,000   3,983       0.0%
    Micronics Japan Co., Ltd.                                       800   9,248       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                         500   6,363       0.0%
    Minebea Co., Ltd.                                             1,000  10,204       0.0%
#   Ministop Co., Ltd.                                              800  13,788       0.0%
    Mirait Holdings Corp.                                         2,000  17,734       0.0%
    Misawa Homes Co., Ltd.                                        1,200   9,029       0.0%
    MISUMI Group, Inc.                                            3,600  65,656       0.1%
    Mito Securities Co., Ltd.                                     3,000   6,965       0.0%
    Mitsuba Corp.                                                 1,900  27,738       0.0%
    Mitsubishi Corp.                                              2,000  43,530       0.1%
    Mitsubishi Electric Corp.                                     7,000  94,704       0.1%
    Mitsubishi Estate Co., Ltd.                                   2,000  39,750       0.1%
    Mitsubishi Gas Chemical Co., Inc.                             3,000  46,172       0.1%
    Mitsubishi Heavy Industries, Ltd.                            22,598  96,671       0.1%
    Mitsubishi Logistics Corp.                                    3,000  40,609       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
    Mitsubishi Materials Corp.                                     1,500 $ 42,976       0.1%
    Mitsubishi Motors Corp.                                        3,700   20,540       0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                          2,000   12,115       0.0%
*   Mitsubishi Paper Mills, Ltd.                                   1,000    6,567       0.0%
    Mitsubishi Pencil Co., Ltd.                                      600   30,010       0.1%
    Mitsubishi Shokuhin Co., Ltd.                                    400   13,130       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                       2,000    3,594       0.0%
    Mitsubishi UFJ Financial Group, Inc.                          15,070   77,758       0.1%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                         300    1,452       0.0%
    Mitsuboshi Belting, Ltd.                                       2,000   17,247       0.0%
    Mitsui Chemicals, Inc.                                        18,000   88,644       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                   18,000   25,011       0.0%
    Mitsui Fudosan Co., Ltd.                                       2,000   45,548       0.1%
    Mitsui High-Tec, Inc.                                          2,000   13,426       0.0%
    Mitsui Mining & Smelting Co., Ltd.                            14,000   31,192       0.1%
    Mitsui OSK Lines, Ltd.                                        18,000   45,012       0.1%
    Mitsui Sugar Co., Ltd.                                           600   13,519       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                 2,000    6,033       0.0%
*   Mitsumi Electric Co., Ltd.                                     3,000   18,216       0.0%
    Miyazaki Bank, Ltd. (The)                                      5,000   14,083       0.0%
    Mizuho Financial Group, Inc.                                 146,100  245,996       0.3%
    Mizuno Corp.                                                   4,000   21,517       0.0%
#   Monex Group, Inc.                                              6,900   15,814       0.0%
    Morinaga & Co., Ltd.                                             400   18,606       0.0%
    Morinaga Milk Industry Co., Ltd.                               4,000   32,218       0.1%
    Morita Holdings Corp.                                          1,000   15,065       0.0%
    MS&AD Insurance Group Holdings, Inc.                             964   28,618       0.1%
    Murata Manufacturing Co., Ltd.                                   500   69,821       0.1%
    Musashi Seimitsu Industry Co., Ltd.                              900   22,044       0.0%
    Musashino Bank, Ltd. (The)                                       600   16,567       0.0%
    Nabtesco Corp.                                                 1,200   35,840       0.1%
    Nachi-Fujikoshi Corp.                                          6,000   22,756       0.0%
    Nagase & Co., Ltd.                                             1,700   21,743       0.0%
    Nagoya Railroad Co., Ltd.                                      3,000   15,830       0.0%
    Nankai Electric Railway Co., Ltd.                              7,000   31,785       0.1%
    Nanto Bank, Ltd. (The)                                           500   19,010       0.0%
    NEC Corp.                                                     49,000  131,027       0.2%
    NEC Networks & System Integration Corp.                          600   10,663       0.0%
    NET One Systems Co., Ltd.                                      1,400   10,169       0.0%
    Neturen Co., Ltd.                                              1,500   12,158       0.0%
    NGK Insulators, Ltd.                                           1,000   18,355       0.0%
    NGK Spark Plug Co., Ltd.                                         800   15,876       0.0%
    NHK Spring Co., Ltd.                                           2,000   18,931       0.0%
    Nichias Corp.                                                  3,000   26,692       0.0%
    Nichicon Corp.                                                 2,400   20,569       0.0%
    Nichiha Corp.                                                    900   22,228       0.0%
    Nichirei Corp.                                                 3,000   65,600       0.1%
    Nidec Corp.                                                      300   29,028       0.1%
    Nifco, Inc.                                                      700   40,314       0.1%
    Nihon Dempa Kogyo Co., Ltd.                                      400    3,226       0.0%
    Nihon M&A Center, Inc.                                         1,600   51,926       0.1%
    Nihon Nohyaku Co., Ltd.                                        1,000    5,461       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Nihon Parkerizing Co., Ltd.                                   2,000 $ 27,558       0.0%
    Nihon Unisys, Ltd.                                            1,200   14,624       0.0%
    Nikkon Holdings Co., Ltd.                                     1,700   36,511       0.1%
    Nippo Corp.                                                   1,000   19,290       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                       900   17,545       0.0%
    Nippon Chemi-Con Corp.                                        3,000    5,219       0.0%
    Nippon Concrete Industries Co., Ltd.                          1,100    3,968       0.0%
    Nippon Denko Co., Ltd.                                        4,000    7,426       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                               2,000   36,438       0.1%
    Nippon Electric Glass Co., Ltd.                               3,000   16,320       0.0%
    Nippon Express Co., Ltd.                                      9,000   44,455       0.1%
    Nippon Flour Mills Co., Ltd.                                  1,500   22,184       0.0%
    Nippon Gas Co., Ltd.                                          1,100   33,289       0.1%
    Nippon Koei Co., Ltd.                                         1,000    4,691       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        10,000   22,770       0.0%
#   Nippon Paper Industries Co., Ltd.                             2,300   43,048       0.1%
    Nippon Pillar Packing Co., Ltd.                                 300    3,081       0.0%
    Nippon Road Co., Ltd. (The)                                   2,000    8,207       0.0%
*   Nippon Sheet Glass Co., Ltd.                                  2,000   16,245       0.0%
    Nippon Shokubai Co., Ltd.                                       400   27,604       0.0%
    Nippon Steel & Sumitomo Metal Corp.                           5,867  116,242       0.2%
    Nippon Suisan Kaisha, Ltd.                                    5,500   26,435       0.0%
    Nippon Telegraph & Telephone Corp.                            1,000   44,337       0.1%
    Nippon Telegraph & Telephone Corp. ADR                          777   34,491       0.1%
    Nippon Valqua Industries, Ltd.                                  800   10,841       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                  2,500    3,664       0.0%
    Nippon Yusen K.K.                                            17,000   34,791       0.1%
*   Nishi-Nippon Financial Holdings, Inc.                         3,000   29,866       0.1%
    Nishi-Nippon Railroad Co., Ltd.                               6,000   28,444       0.0%
    Nishimatsu Construction Co., Ltd.                             7,000   32,691       0.1%
    Nissan Chemical Industries, Ltd.                                600   20,343       0.0%
    Nissan Motor Co., Ltd.                                       24,200  246,174       0.3%
    Nissan Shatai Co., Ltd.                                       1,500   15,486       0.0%
#   Nissha Printing Co., Ltd.                                       600   14,525       0.0%
    Nisshin Oillio Group, Ltd. (The)                              5,000   22,732       0.0%
    Nisshin Seifun Group, Inc.                                    2,255   33,217       0.1%
    Nisshin Steel Co., Ltd.                                       2,100   27,934       0.0%
    Nisshinbo Holdings, Inc.                                      2,000   19,912       0.0%
    Nissin Electric Co., Ltd.                                       900   12,001       0.0%
    Nitta Corp.                                                     500   12,941       0.0%
    Nittetsu Mining Co., Ltd.                                       300   12,518       0.0%
    Nitto Denko Corp.                                               900   62,701       0.1%
    Nitto Kogyo Corp.                                             1,000   14,669       0.0%
    Nojima Corp.                                                    100    1,296       0.0%
    NOK Corp.                                                       800   18,029       0.0%
    Nomura Real Estate Holdings, Inc.                             1,800   30,396       0.1%
    Nomura Research Institute, Ltd.                                 660   22,892       0.0%
    Noritake Co., Ltd.                                              500   11,413       0.0%
    Noritz Corp.                                                    700   14,508       0.0%
    North Pacific Bank, Ltd.                                      8,000   29,835       0.1%
    NS Solutions Corp.                                              800   15,255       0.0%
    NSK, Ltd.                                                     2,900   32,238       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    NTN Corp.                                                    12,000 $ 45,423       0.1%
    NTT Data Corp.                                                  500   25,803       0.0%
    NTT DOCOMO, Inc.                                              5,700  143,150       0.2%
    Obara Group, Inc.                                               100    4,310       0.0%
    Obayashi Corp.                                                4,000   38,533       0.1%
    Obic Co., Ltd.                                                  800   41,559       0.1%
    Odakyu Electric Railway Co., Ltd.                             1,000   20,404       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                              10,000   35,774       0.1%
    Ohsho Food Service Corp.                                        400   15,394       0.0%
    Oiles Corp.                                                   1,440   26,104       0.0%
    Oita Bank, Ltd. (The)                                         4,000   15,149       0.0%
    Oji Holdings Corp.                                            6,000   25,369       0.0%
    Okabe Co., Ltd.                                               1,100    9,387       0.0%
    Okamura Corp.                                                 2,000   19,622       0.0%
    Oki Electric Industry Co., Ltd.                               1,500   19,571       0.0%
    Okinawa Electric Power Co., Inc. (The)                          900   20,849       0.0%
#   OKUMA Corp.                                                   3,000   25,105       0.0%
    Omron Corp.                                                     400   15,352       0.0%
    Onward Holdings Co., Ltd.                                     2,000   13,387       0.0%
    Oriental Land Co., Ltd.                                         400   23,365       0.0%
    ORIX Corp.                                                    4,600   72,893       0.1%
    Osaka Gas Co., Ltd.                                           8,000   33,274       0.1%
#   OSG Corp.                                                       700   14,909       0.0%
    Pacific Industrial Co., Ltd.                                    600    7,378       0.0%
#   PAL GROUP Holdings Co., Ltd.                                    200    4,955       0.0%
    PanaHome Corp.                                                2,000   14,875       0.0%
    Panasonic Corp.                                               9,000   92,843       0.1%
    Parco Co., Ltd.                                                 300    2,779       0.0%
    Park24 Co., Ltd.                                                600   18,539       0.0%
    Penta-Ocean Construction Co., Ltd.                            7,000   41,714       0.1%
    Pigeon Corp.                                                    900   25,320       0.0%
    Pilot Corp.                                                     800   35,768       0.1%
    Piolax, Inc.                                                    300   19,073       0.0%
*   Pioneer Corp.                                                 2,500    6,132       0.0%
    Plenus Co., Ltd.                                                900   18,524       0.0%
    Press Kogyo Co., Ltd.                                         4,000   19,480       0.0%
    Pressance Corp.                                               1,200   13,829       0.0%
    Prima Meat Packers, Ltd.                                      5,000   18,155       0.0%
    Relo Group, Inc.                                                400   66,235       0.1%
    Rengo Co., Ltd.                                               4,000   25,085       0.0%
*   Renown, Inc.                                                  2,700    2,700       0.0%
    Resona Holdings, Inc.                                        15,200   67,374       0.1%
#   Resorttrust, Inc.                                               900   17,989       0.0%
    Ricoh Co., Ltd.                                              12,100   98,618       0.1%
    Ricoh Leasing Co., Ltd.                                         500   14,444       0.0%
    Riken Corp.                                                     400   14,646       0.0%
    Riso Kagaku Corp.                                             1,200   20,786       0.0%
    Rohm Co., Ltd.                                                  400   21,026       0.0%
    Roland DG Corp.                                                 400    9,445       0.0%
    Round One Corp.                                                 900    6,358       0.0%
    Ryoden Corp.                                                  3,000   19,286       0.0%
    Saibu Gas Co., Ltd.                                           6,000   14,061       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Sakai Chemical Industry Co., Ltd.                             3,000 $ 10,702       0.0%
    San-A Co., Ltd.                                                 100    5,444       0.0%
    San-Ai Oil Co., Ltd.                                          2,000   14,101       0.0%
    San-In Godo Bank, Ltd. (The)                                  3,000   21,585       0.0%
#   Sanden Holdings Corp.                                         4,000   12,380       0.0%
    Sankyo Tateyama, Inc.                                           900   14,170       0.0%
    Sankyu, Inc.                                                  4,000   23,555       0.0%
    Sanrio Co., Ltd.                                                500    9,365       0.0%
    Sanshin Electronics Co., Ltd.                                 1,500   13,274       0.0%
    Sanwa Holdings Corp.                                          4,000   39,837       0.1%
    Sanyo Chemical Industries, Ltd.                                 400   18,086       0.0%
    Sanyo Electric Railway Co., Ltd.                              3,000   14,798       0.0%
#   Sanyo Shokai, Ltd.                                            5,000    8,051       0.0%
    Sanyo Special Steel Co., Ltd.                                 3,000   15,379       0.0%
    Sawada Holdings Co., Ltd.                                     1,400   12,816       0.0%
    SBI Holdings, Inc.                                            4,470   53,100       0.1%
    SCREEN Holdings Co., Ltd.                                       400   27,364       0.0%
    SCSK Corp.                                                    1,000   37,303       0.1%
    Seiko Epson Corp.                                             1,400   28,375       0.0%
#   Seiko Holdings Corp.                                          6,000   19,640       0.0%
    Seino Holdings Co., Ltd.                                      4,000   44,323       0.1%
    Seiren Co., Ltd.                                                400    4,678       0.0%
    Sekisui Chemical Co., Ltd.                                    4,000   62,995       0.1%
    Sekisui House, Ltd.                                           2,700   44,614       0.1%
    Senko Co., Ltd.                                               5,000   34,567       0.1%
    Senshu Ikeda Holdings, Inc.                                   3,000   13,650       0.0%
    Senshukai Co., Ltd.                                           1,200    8,133       0.0%
    Seria Co., Ltd.                                                 400   31,556       0.1%
    Seven & I Holdings Co., Ltd.                                  2,600  108,522       0.1%
#   Seven Bank, Ltd.                                              5,200   15,986       0.0%
*   Sharp Corp.                                                  24,000   41,642       0.1%
#   Shiga Bank, Ltd. (The)                                        7,000   36,305       0.1%
    Shikoku Bank, Ltd. (The)                                      5,000   11,799       0.0%
#*  Shikoku Electric Power Co., Inc.                              1,900   17,867       0.0%
    Shima Seiki Manufacturing, Ltd.                                 400   11,271       0.0%
    Shimachu Co., Ltd.                                            1,000   26,833       0.0%
    Shimano, Inc.                                                   300   51,294       0.1%
    Shimizu Corp.                                                 2,000   17,775       0.0%
    Shin-Etsu Chemical Co., Ltd.                                  1,000   75,821       0.1%
    Shindengen Electric Manufacturing Co., Ltd.                   3,000   12,974       0.0%
    Shinko Electric Industries Co., Ltd.                          2,300   14,823       0.0%
    Shinko Plantech Co., Ltd.                                     1,300    9,641       0.0%
    Shinko Shoji Co., Ltd.                                          900   10,153       0.0%
    Shinmaywa Industries, Ltd.                                    4,000   30,962       0.1%
    Shiseido Co., Ltd.                                              700   18,056       0.0%
    Shizuoka Gas Co., Ltd.                                        2,100   16,480       0.0%
#*  Shoko Co., Ltd.                                               5,000    4,150       0.0%
    Showa Corp.                                                     800    5,236       0.0%
    Showa Denko KK                                                3,800   50,210       0.1%
    Showa Shell Sekiyu K.K.                                       4,800   44,723       0.1%
    Sintokogio, Ltd.                                              1,500   13,083       0.0%
    SKY Perfect JSAT Holdings, Inc.                               3,500   17,344       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    SMC Corp.                                                       100 $ 28,987       0.1%
    SMK Corp.                                                     3,000   11,494       0.0%
    Sodick Co., Ltd.                                              1,500   11,260       0.0%
    SoftBank Group Corp.                                          1,761  110,910       0.2%
    Sojitz Corp.                                                 27,200   71,380       0.1%
    Sompo Holdings, Inc.                                            500   16,178       0.0%
    Sony Corp.                                                    5,200  163,895       0.2%
    Sony Corp. Sponsored ADR                                      2,210   69,239       0.1%
    Sotetsu Holdings, Inc.                                        6,000   29,279       0.1%
    St Marc Holdings Co., Ltd.                                      800   22,453       0.0%
    Stanley Electric Co., Ltd.                                    1,300   35,795       0.1%
    Star Micronics Co., Ltd.                                        700    9,967       0.0%
    Start Today Co., Ltd.                                         2,100   36,800       0.1%
    Starts Corp., Inc.                                            1,000   18,546       0.0%
#   Sumco Corp.                                                   1,100   11,509       0.0%
    Sumitomo Bakelite Co., Ltd.                                   5,000   27,153       0.0%
    Sumitomo Corp.                                                2,200   25,293       0.0%
    Sumitomo Densetsu Co., Ltd.                                   1,300   14,420       0.0%
    Sumitomo Electric Industries, Ltd.                            5,000   73,867       0.1%
    Sumitomo Forestry Co., Ltd.                                   3,600   50,149       0.1%
    Sumitomo Heavy Industries, Ltd.                               9,000   47,381       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                        8,100    7,714       0.0%
    Sumitomo Mitsui Financial Group, Inc.                         7,564  262,256       0.3%
    Sumitomo Osaka Cement Co., Ltd.                              11,000   45,559       0.1%
    Sumitomo Realty & Development Co., Ltd.                       1,000   26,286       0.0%
    Sumitomo Riko Co., Ltd.                                         500    4,789       0.0%
    Sumitomo Rubber Industries, Ltd.                              1,900   31,875       0.1%
    Sumitomo Seika Chemicals Co., Ltd.                              200    7,478       0.0%
    Sun Frontier Fudousan Co., Ltd.                               1,200   11,439       0.0%
    Suzuki Motor Corp.                                            1,400   49,919       0.1%
*   SWCC Showa Holdings Co., Ltd.                                14,000    9,837       0.0%
    T Hasegawa Co., Ltd.                                            800   14,126       0.0%
    Tachi-S Co., Ltd.                                             1,000   16,597       0.0%
    Tadano, Ltd.                                                  2,000   22,460       0.0%
    Taiheiyo Cement Corp.                                        19,000   54,414       0.1%
    Taiho Kogyo Co., Ltd.                                         1,300   18,660       0.0%
    Taikisha, Ltd.                                                  500   12,630       0.0%
    Taisei Corp.                                                  1,000    7,495       0.0%
#   Taiyo Nippon Sanso Corp.                                        900    9,460       0.0%
    Taiyo Yuden Co., Ltd.                                         2,000   21,367       0.0%
    Takara Leben Co., Ltd.                                        1,100    7,462       0.0%
    Takara Standard Co., Ltd.                                     1,000   18,576       0.0%
    Takasago International Corp.                                    200    5,362       0.0%
    Takashimaya Co., Ltd.                                         5,000   40,780       0.1%
#*  Takata Corp.                                                  1,000    3,473       0.0%
    Takeuchi Manufacturing Co., Ltd.                                900   17,435       0.0%
    Takuma Co., Ltd.                                              4,000   36,771       0.1%
    Tamura Corp.                                                  4,000   16,445       0.0%
    TDK Corp.                                                       900   62,141       0.1%
    TDK Corp. Sponsored ADR                                         400   28,300       0.0%
    Teijin, Ltd.                                                  3,800   73,421       0.1%
    THK Co., Ltd.                                                   900   19,002       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    TIS, Inc.                                                     1,200 $ 27,154       0.0%
    Toa Corp.                                                       600   12,631       0.0%
    TOA ROAD Corp.                                                3,000    8,046       0.0%
    Toagosei Co., Ltd.                                            2,400   26,713       0.0%
    Tobishima Corp.                                               5,000    8,794       0.0%
    Tobu Railway Co., Ltd.                                        3,000   14,729       0.0%
    TOC Co., Ltd.                                                 1,200   10,842       0.0%
    Tochigi Bank, Ltd. (The)                                      4,000   19,285       0.0%
    Toei Co., Ltd.                                                1,000    8,034       0.0%
    Toho Bank, Ltd. (The)                                         5,000   18,982       0.0%
    Toho Gas Co., Ltd.                                            2,000   18,547       0.0%
    Toho Zinc Co., Ltd.                                           3,000   10,469       0.0%
    Tohoku Electric Power Co., Inc.                               2,400   29,404       0.1%
#   TOKAI Holdings Corp.                                            700    4,499       0.0%
    Tokai Rika Co., Ltd.                                            900   16,877       0.0%
    Token Corp.                                                     270   19,513       0.0%
*   Tokuyama Corp.                                                8,000   34,206       0.1%
    Tokyo Century Corp.                                           1,300   45,808       0.1%
    Tokyo Dome Corp.                                              1,500   14,257       0.0%
*   Tokyo Electric Power Co. Holdings, Inc.                       6,200   24,022       0.0%
    Tokyo Electron, Ltd.                                            300   27,061       0.0%
    Tokyo Energy & Systems, Inc.                                  2,000   19,301       0.0%
    Tokyo Gas Co., Ltd.                                           5,000   22,687       0.0%
    Tokyo Seimitsu Co., Ltd.                                        700   19,098       0.0%
#   Tokyo Steel Manufacturing Co., Ltd.                           3,700   25,664       0.0%
    Tokyo TY Financial Group, Inc.                                  259    8,288       0.0%
    Tokyu Corp.                                                   2,000   14,973       0.0%
    Tokyu Fudosan Holdings Corp.                                  1,700    9,582       0.0%
    TOMONY Holdings, Inc.                                         3,900   20,149       0.0%
    TonenGeneral Sekiyu K.K.                                      2,000   19,693       0.0%
    Toppan Forms Co., Ltd.                                        2,100   20,874       0.0%
    Topre Corp.                                                   1,400   32,419       0.1%
    Topy Industries, Ltd.                                           700   16,233       0.0%
    Toray Industries, Inc.                                        6,000   55,842       0.1%
    Toshiba Machine Co., Ltd.                                     3,000   10,835       0.0%
#   Toshiba Plant Systems & Services Corp.                          800   12,899       0.0%
*   Toshiba TEC Corp.                                             4,000   17,827       0.0%
    Tosoh Corp.                                                  12,000   78,366       0.1%
    TOTO, Ltd.                                                      500   19,975       0.0%
    Towa Bank, Ltd. (The)                                        18,000   19,024       0.0%
    Toyo Engineering Corp.                                        4,000   13,702       0.0%
    Toyo Ink SC Holdings Co., Ltd.                                6,000   27,896       0.0%
    Toyo Kanetsu K.K.                                             5,000   11,325       0.0%
    Toyo Kohan Co., Ltd.                                          4,000   11,972       0.0%
    Toyo Suisan Kaisha, Ltd.                                        200    8,103       0.0%
    Toyo Tire & Rubber Co., Ltd.                                  2,000   31,021       0.1%
    Toyobo Co., Ltd.                                             19,000   31,100       0.1%
    Toyoda Gosei Co., Ltd.                                        1,600   36,663       0.1%
    Toyota Boshoku Corp.                                          1,100   27,732       0.0%
    Toyota Industries Corp.                                         400   18,353       0.0%
    Toyota Motor Corp.                                           15,206  882,050       1.1%
    Toyota Motor Corp. Sponsored ADR                              2,966  343,048       0.4%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
JAPAN -- (Continued)
    Toyota Tsusho Corp.                                           3,700 $    87,351       0.1%
    Trancom Co., Ltd.                                               300      17,455       0.0%
    Transcosmos, Inc.                                               600      15,181       0.0%
    Trend Micro, Inc.                                               500      17,607       0.0%
    Trusco Nakayama Corp.                                           300      15,510       0.0%
    TS Tech Co., Ltd.                                               400      10,725       0.0%
    Tsubakimoto Chain Co.                                         3,000      23,764       0.0%
    Tsukuba Bank, Ltd.                                            2,900       8,663       0.0%
    UACJ Corp.                                                    3,114      10,120       0.0%
    Ube Industries, Ltd.                                         29,000      59,844       0.1%
    Ulvac, Inc.                                                   1,300      41,046       0.1%
#   Unicharm Corp.                                                  800      19,023       0.0%
    Union Tool Co.                                                  600      15,499       0.0%
    Unipres Corp.                                                 1,100      21,228       0.0%
    United Arrows, Ltd.                                             500      13,649       0.0%
    Unizo Holdings Co., Ltd.                                        500      13,938       0.0%
    Usen Corp.                                                    2,900       9,358       0.0%
    Ushio, Inc.                                                   1,700      20,509       0.0%
    USS Co., Ltd.                                                   800      13,530       0.0%
    Valor Holdings Co., Ltd.                                        500      14,182       0.0%
#   VT Holdings Co., Ltd.                                         3,900      20,951       0.0%
    Wacoal Holdings Corp.                                         2,000      23,075       0.0%
#   Wacom Co., Ltd.                                               2,900       8,751       0.0%
    Wakita & Co., Ltd.                                            1,000       8,527       0.0%
    West Holdings Corp.                                           1,800      14,289       0.0%
    West Japan Railway Co.                                          500      30,788       0.1%
    Xebio Holdings Co., Ltd.                                        700      10,866       0.0%
#   Yahoo Japan Corp.                                             5,300      20,331       0.0%
    Yamada Denki Co., Ltd.                                        5,900      30,497       0.1%
    Yamagata Bank, Ltd. (The)                                     4,000      17,279       0.0%
    Yamaguchi Financial Group, Inc.                               4,000      44,097       0.1%
    Yamaha Corp.                                                    600      21,438       0.0%
    Yamaha Motor Co., Ltd.                                        1,300      28,879       0.1%
    Yamanashi Chuo Bank, Ltd. (The)                               4,000      19,563       0.0%
    Yamato Kogyo Co., Ltd.                                          900      25,339       0.0%
    Yamazaki Baking Co., Ltd.                                     1,400      31,391       0.1%
    Yamazen Corp.                                                   200       1,595       0.0%
    Yaskawa Electric Corp.                                        1,900      30,312       0.1%
    Yellow Hat, Ltd.                                                100       2,136       0.0%
    Yodogawa Steel Works, Ltd.                                      700      19,112       0.0%
    Yokogawa Bridge Holdings Corp.                                  300       3,296       0.0%
    Yokogawa Electric Corp.                                       1,600      22,475       0.0%
    Yokohama Rubber Co., Ltd. (The)                               2,500      43,406       0.1%
    Yorozu Corp.                                                    700      11,023       0.0%
    Zensho Holdings Co., Ltd.                                     1,300      24,279       0.0%
    Zeon Corp.                                                    4,000      36,540       0.1%
                                                                        -----------      ----
TOTAL JAPAN                                                              20,039,204      24.7%
                                                                        -----------      ----
NETHERLANDS -- (2.8%)
    Aalberts Industries NV                                        2,548      80,470       0.1%
    Accell Group                                                    878      21,961       0.0%
    Aegon NV                                                     14,188      61,376       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
NETHERLANDS -- (Continued)
    Akzo Nobel NV                                                 2,760 $  178,326       0.2%
*   Altice NV Class B                                               606     11,282       0.0%
    AMG Advanced Metallurgical Group NV                           1,751     34,870       0.0%
#   APERAM SA                                                     1,479     67,263       0.1%
    Arcadis NV                                                    1,720     22,639       0.0%
*   ArcelorMittal                                                 5,651     38,031       0.1%
    ASM International NV                                            727     31,011       0.0%
    ASML Holding NV(B929F46)                                        504     53,331       0.1%
    ASML Holding NV(B908F01)                                        154     16,265       0.0%
    BE Semiconductor Industries NV                                  935     30,459       0.0%
    BinckBank NV                                                  1,231      7,305       0.0%
    Boskalis Westminster                                          2,285     73,695       0.1%
    Brunel International NV                                         272      4,442       0.0%
    Corbion NV                                                      916     21,131       0.0%
    Delta Lloyd NV                                               12,015     72,587       0.1%
*   Fugro NV                                                      1,470     26,287       0.0%
    ING Groep NV                                                  8,370    109,873       0.1%
    KAS Bank NV                                                      70        635       0.0%
    Kendrion NV                                                     337      9,719       0.0%
    Koninklijke Ahold Delhaize NV                                12,048    274,847       0.3%
    Koninklijke Ahold Delhaize NV Sponsored ADR                   5,225    119,025       0.2%
    Koninklijke BAM Groep NV                                      4,087     19,015       0.0%
    Koninklijke KPN NV                                           49,734    162,170       0.2%
    Koninklijke Vopak NV                                          1,111     56,075       0.1%
    NN Group NV                                                   1,435     43,226       0.1%
*   PostNL NV                                                     9,281     43,710       0.1%
    Randstad Holding NV                                           2,485    127,811       0.2%
    RELX NV                                                       3,695     62,307       0.1%
    RELX NV Sponsored ADR                                         2,928     49,226       0.1%
    SBM Offshore NV                                               2,531     36,331       0.0%
    Sligro Food Group NV                                            627     22,444       0.0%
#*  SNS Reaal NV                                                  3,557         --       0.0%
    Telegraaf Media Groep NV                                        853      3,462       0.0%
    TKH Group NV                                                    877     33,752       0.0%
#*  TomTom NV                                                     1,851     14,968       0.0%
#   Unilever NV(B12T3J1)                                            907     37,936       0.1%
    Unilever NV(904784709)                                        2,329     97,399       0.1%
    Wessanen                                                      3,571     42,668       0.1%
    Wolters Kluwer NV                                             4,013    155,184       0.2%
                                                                        ----------       ---
TOTAL NETHERLANDS                                                        2,374,514       2.9%
                                                                        ----------       ---
NEW ZEALAND -- (0.4%)
    Air New Zealand, Ltd.                                        11,327     15,625       0.0%
    Auckland International Airport, Ltd.                         16,707     78,681       0.1%
    Bay Energy, Ltd.                                              2,795      9,814       0.0%
    Chorus, Ltd.                                                 10,565     27,595       0.1%
    Contact Energy, Ltd.                                          7,971     27,104       0.0%
    Fletcher Building, Ltd.(6341606)                              4,961     36,751       0.1%
    Fletcher Building, Ltd.(6341617)                                913      6,729       0.0%
    Infratil, Ltd.                                                5,431     11,569       0.0%
    Kathmandu Holdings, Ltd.                                      4,918      7,065       0.0%
    Mainfreight, Ltd.                                             1,051     13,950       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
NEW ZEALAND -- (Continued)
    Mercury NZ, Ltd.                                               5,353 $ 11,686       0.0%
    Meridian Energy, Ltd.                                            756    1,390       0.0%
    New Zealand Oil & Gas, Ltd.                                      583      220       0.0%
    New Zealand Refining Co., Ltd. (The)                           4,103    6,570       0.0%
    NZME, Ltd.                                                     1,604      763       0.0%
#   Port of Tauranga, Ltd.                                         5,520   15,389       0.0%
    SKY Network Television, Ltd.                                   3,260   10,764       0.0%
    Spark New Zealand, Ltd.                                       18,634   48,735       0.1%
    Tilt Renewables, Ltd.                                          2,795    4,397       0.0%
    Trade Me Group, Ltd.                                           2,088    7,253       0.0%
*   Xero, Ltd.                                                         3       38       0.0%
                                                                         --------       ---
TOTAL NEW ZEALAND                                                         342,088       0.4%
                                                                         --------       ---
NORWAY -- (1.0%)
*   Akastor ASA                                                    1,805    2,488       0.0%
    Aker ASA Class A                                               1,379   50,889       0.1%
*   Aker BP ASA                                                      799   12,785       0.0%
*   Aker Solutions ASA                                               784    3,596       0.0%
    Atea ASA                                                         726    6,501       0.0%
    Austevoll Seafood ASA                                          2,794   25,191       0.1%
    Bakkafrost P/F                                                   470   19,706       0.0%
    Bonheur ASA                                                      128      825       0.0%
    BW Offshore, Ltd.                                            102,498    4,209       0.0%
    DNB ASA                                                        5,149   74,437       0.1%
*   DNO ASA                                                        3,689    3,149       0.0%
    Ekornes ASA                                                      300    3,775       0.0%
#*  Fred Olsen Energy ASA                                            566      971       0.0%
#   Frontline, Ltd.                                                  727    5,325       0.0%
    Gjensidige Forsikring ASA                                        752   13,474       0.0%
*   Kongsberg Automotive ASA                                      28,148   23,234       0.0%
    Kongsberg Gruppen ASA                                            640    9,137       0.0%
    Kvaerner ASA                                                   6,566    8,614       0.0%
    Leroy Seafood Group ASA                                          449   23,738       0.0%
    Marine Harvest ASA                                             2,483   45,057       0.1%
#*  Nordic Semiconductor ASA                                       3,571   14,290       0.0%
    Norsk Hydro ASA                                                2,206    9,863       0.0%
*   Norske Skogindustrier ASA                                      7,052    2,493       0.0%
#*  Norwegian Air Shuttle ASA                                        201    6,778       0.0%
    Orkla ASA                                                        943    8,904       0.0%
#*  Petroleum Geo-Services ASA                                     5,433   14,584       0.0%
*   Prosafe SE                                                    10,676      361       0.0%
    Salmar ASA                                                       616   19,990       0.0%
#*  Seadrill, Ltd.(B0HWHV8)                                        1,658    3,532       0.0%
#*  Seadrill, Ltd.(B09RMQ1)                                          818    1,739       0.0%
*   Sevan Marine ASA                                                 744    1,532       0.0%
    SpareBank 1 SR-Bank ASA                                        3,295   19,639       0.0%
#   Statoil ASA                                                    6,496  106,054       0.2%
    Statoil ASA Sponsored ADR                                      3,231   52,471       0.1%
    Stolt-Nielsen, Ltd.                                              218    2,677       0.0%
*   Storebrand ASA                                                 9,866   50,742       0.1%
*   Subsea 7 SA                                                    2,180   24,404       0.1%
#   Telenor ASA                                                      923   14,680       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
NORWAY -- (Continued)
    TGS Nopec Geophysical Co. ASA                                  1,477 $ 29,876       0.1%
    Tomra Systems ASA                                              2,200   23,884       0.0%
    Veidekke ASA                                                   1,440   21,521       0.0%
    Yara International ASA                                           602   21,265       0.0%
                                                                         --------       ---
TOTAL NORWAY                                                              788,380       1.0%
                                                                         --------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                  4,909   17,105       0.0%
*   Banco BPI SA                                                   5,001    6,208       0.0%
#*  Banco Comercial Portugues SA Class R                          10,538   14,035       0.0%
*   Banco Espirito Santo SA                                       30,233       --       0.0%
    EDP--Energias de Portugal SA                                   9,374   30,983       0.0%
    EDP Renovaveis SA                                              4,715   35,619       0.1%
    Galp Energia SGPS SA                                           4,613   62,544       0.1%
    Jeronimo Martins SGPS SA                                       2,262   38,868       0.1%
    Mota-Engil SGPS SA                                             2,737    5,344       0.0%
    Navigator Co SA (The)                                          6,401   18,746       0.0%
    NOS SGPS SA                                                    3,274   21,759       0.0%
    REN - Redes Energeticas Nacionais SGPS SA                      3,580   10,461       0.0%
    Sonae SGPS SA                                                 13,955   11,095       0.0%
                                                                         --------       ---
TOTAL PORTUGAL                                                            272,767       0.3%
                                                                         --------       ---
SINGAPORE -- (1.0%)
*   Boustead Projects, Ltd.                                        4,800    2,500       0.0%
    Boustead Singapore, Ltd.                                      16,000   10,296       0.0%
    Bukit Sembawang Estates, Ltd.                                  2,000    6,480       0.0%
    CapitaLand, Ltd.                                              22,000   48,794       0.1%
    ComfortDelGro Corp., Ltd.                                      6,000   10,939       0.0%
#*  COSCO Corp. Singapore, Ltd.                                   14,000    2,562       0.0%
    CSE Global, Ltd.                                              19,000    5,603       0.0%
#   CWT, Ltd.                                                      9,000   12,779       0.0%
    DBS Group Holdings, Ltd.                                       5,104   55,015       0.1%
    Delfi, Ltd.                                                    3,000    4,835       0.0%
*   Ezion Holdings, Ltd.                                          31,824    6,819       0.0%
#*  Ezra Holdings, Ltd.                                          104,356    3,197       0.0%
    Far East Orchard, Ltd.                                         8,000    8,519       0.0%
    First Resources, Ltd.                                         12,000   15,697       0.0%
    GL, Ltd.                                                      19,000   10,919       0.0%
    Golden Agri-Resources, Ltd.                                   29,000    8,008       0.0%
    GuocoLand, Ltd.                                               12,000   16,545       0.0%
    Hutchison Port Holdings Trust                                 50,000   22,211       0.0%
    Hyflux, Ltd.                                                  14,000    4,668       0.0%
    Indofood Agri Resources, Ltd.                                  6,000    2,067       0.0%
    Keppel Corp., Ltd.                                             6,300   23,824       0.1%
    Keppel Infrastructure Trust                                   18,264    6,622       0.0%
    M1, Ltd.                                                       7,000   10,270       0.0%
    Midas Holdings, Ltd.                                          30,000    4,644       0.0%
*   Noble Group, Ltd.                                             70,000    8,323       0.0%
    OUE, Ltd.                                                      5,000    6,085       0.0%
    Oversea-Chinese Banking Corp., Ltd.                           12,027   73,270       0.1%
*   Raffles Education Corp., Ltd.                                  6,127      829       0.0%
    SATS, Ltd.                                                     6,278   21,840       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SINGAPORE -- (Continued)
    SembCorp Industries, Ltd.                                     9,000 $ 16,297       0.0%
    Sinarmas Land, Ltd.                                          33,000   11,387       0.0%
    Singapore Airlines, Ltd.                                      5,200   37,840       0.1%
    Singapore Exchange, Ltd.                                      6,000   30,570       0.1%
    Singapore Post, Ltd.                                         14,000   16,086       0.0%
    Singapore Technologies Engineering, Ltd.                      9,000   20,234       0.0%
    Singapore Telecommunications, Ltd.                           22,000   61,312       0.1%
    Stamford Land Corp., Ltd.                                     9,000    2,942       0.0%
*   Swiber Holdings, Ltd.                                         2,249      176       0.0%
*   Tat Hong Holdings, Ltd.                                      10,000    3,164       0.0%
    United Engineers, Ltd.                                       12,000   22,330       0.0%
    United Industrial Corp., Ltd.                                15,000   29,341       0.1%
    United Overseas Bank, Ltd.                                    6,414   86,529       0.1%
    UOB-Kay Hian Holdings, Ltd.                                  12,000   11,415       0.0%
    UOL Group, Ltd.                                               9,289   37,780       0.1%
*   Vard Holdings, Ltd.                                          41,000    5,462       0.0%
    Venture Corp., Ltd.                                           4,700   32,107       0.1%
    Wing Tai Holdings, Ltd.                                      10,000   12,183       0.0%
    Yeo Hiap Seng, Ltd.                                           1,767    1,629       0.0%
*   Yongnam Holdings, Ltd.                                       31,125    4,480       0.0%
                                                                        --------       ---
TOTAL SINGAPORE                                                          857,424       1.1%
                                                                        --------       ---
SPAIN -- (2.7%)
    Abertis Infraestructuras SA                                   1,343   19,906       0.0%
    Acciona SA                                                      648   49,244       0.1%
    Acerinox SA                                                   3,789   46,627       0.1%
    ACS Actividades de Construccion y Servicios SA                1,303   39,857       0.1%
    Amadeus IT Group SA                                           1,683   79,208       0.1%
    Applus Services SA                                            1,021    9,796       0.0%
    Atresmedia Corp de Medios de Comunicacion SA                  1,085   11,148       0.0%
    Banco Bilbao Vizcaya Argentaria SA                            8,856   63,751       0.1%
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR             12,080   87,095       0.1%
    Banco de Sabadell SA                                         27,395   36,579       0.1%
    Banco Popular Espanol SA                                     10,830   11,849       0.0%
    Banco Santander SA                                           34,041  166,803       0.2%
    Banco Santander SA Sponsored ADR                             39,980  193,505       0.2%
    Bankia SA                                                     8,460    7,433       0.0%
    Bankinter SA                                                 11,695   89,389       0.1%
#   Bolsas y Mercados Espanoles SHMSF SA                          1,498   45,273       0.1%
    CaixaBank SA                                                    674    2,035       0.0%
*   Cementos Portland Valderrivas SA                                228    1,562       0.0%
    Cie Automotive SA                                               590   12,146       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                    52   19,563       0.0%
    Distribuidora Internacional de Alimentacion SA                8,452   45,143       0.1%
    Duro Felguera SA                                              2,644    3,217       0.0%
    Ebro Foods SA                                                   994   21,434       0.0%
    Elecnor SA                                                      157    1,554       0.0%
    Enagas SA                                                     2,634   75,503       0.1%
    Ence Energia y Celulosa SA                                    3,405    7,420       0.0%
    Endesa SA                                                     1,354   28,740       0.0%
    Ferrovial SA                                                  1,561   30,327       0.0%
    Gamesa Corp. Tecnologica SA                                   6,353  146,681       0.2%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SPAIN -- (Continued)
    Gas Natural SDG SA                                            3,433 $   67,576       0.1%
    Grupo Catalana Occidente SA                                     923     29,066       0.0%
    Iberdrola SA                                                 31,949    217,430       0.3%
*   Indra Sistemas SA                                             1,150     14,222       0.0%
    Industria de Diseno Textil SA                                 1,738     60,643       0.1%
    Mapfre SA                                                    19,733     58,536       0.1%
    Mediaset Espana Comunicacion SA                               4,163     46,456       0.1%
    Melia Hotels International SA                                   953     11,767       0.0%
    Miquel y Costas & Miquel SA                                     174      7,389       0.0%
    Obrascon Huarte Lain SA                                       2,259      9,055       0.0%
    Papeles y Cartones de Europa SA                               1,543      8,051       0.0%
*   Pescanova SA                                                    468         --       0.0%
*   Promotora de Informaciones SA Class A                           966      6,693       0.0%
*   Realia Business SA                                           15,894     15,372       0.0%
    Red Electrica Corp. SA                                        2,668     55,581       0.1%
    Repsol SA                                                     2,422     33,811       0.0%
    Repsol SA Sponsored ADR                                       1,924     26,957       0.0%
    Sacyr SA                                                      7,399     16,869       0.0%
    Tecnicas Reunidas SA                                            630     23,572       0.0%
    Telefonica SA                                                 6,336     64,377       0.1%
    Telefonica SA Sponsored ADR                                   6,192     62,787       0.1%
    Tubacex SA                                                    1,844      5,483       0.0%
    Vidrala SA                                                      390     22,254       0.0%
    Viscofan SA                                                     735     34,605       0.1%
    Zardoya Otis SA                                               3,054     25,718       0.0%
                                                                        ----------       ---
TOTAL SPAIN                                                              2,277,058       2.8%
                                                                        ----------       ---
SWEDEN -- (2.8%)
    AAK AB                                                          685     45,234       0.1%
    AF AB Class B                                                 1,570     28,733       0.0%
    Alfa Laval AB                                                 2,007     28,794       0.0%
    Assa Abloy AB Class B                                         2,063     37,492       0.1%
#   Atlas Copco AB Class A                                        1,384     40,544       0.1%
    Atlas Copco AB Class B                                          777     20,296       0.0%
    Avanza Bank Holding AB                                          446     16,860       0.0%
    Axfood AB                                                     1,400     21,879       0.0%
    B&B Tools AB Class B                                            600     13,360       0.0%
    Beijer Alma AB                                                  381      8,801       0.0%
    Bilia AB Class A                                              1,558     37,149       0.1%
    BillerudKorsnas AB                                            4,342     71,302       0.1%
    Boliden AB                                                    4,049     93,841       0.1%
*   Bonava AB Class B                                             1,600     19,769       0.0%
    Byggmax Group AB                                              1,675     11,034       0.0%
    Castellum AB                                                  2,615     35,433       0.1%
    Clas Ohlson AB Class B                                          566      7,990       0.0%
    Cloetta AB Class B                                            2,007      7,111       0.0%
    Concentric AB                                                 1,052     12,511       0.0%
    Duni AB                                                         892     11,865       0.0%
    Electrolux AB Series B                                        1,570     37,159       0.1%
    Fabege AB                                                       643     10,860       0.0%
*   Fastighets AB Balder Class B                                    476     10,812       0.0%
#*  Fingerprint Cards AB Class B                                    985      9,539       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWEDEN -- (Continued)
    Haldex AB                                                     2,000 $ 25,762       0.0%
    Hennes & Mauritz AB Class B                                   1,312   36,897       0.1%
    Hexagon AB Class B                                              547   19,141       0.0%
    Hexpol AB                                                     4,840   39,776       0.1%
    HIQ International AB                                          1,637   10,190       0.0%
    Holmen AB Class B                                               995   34,045       0.0%
    Husqvarna AB Class B                                          7,253   54,529       0.1%
#   ICA Gruppen AB                                                  746   23,159       0.0%
    Indutrade AB                                                  2,102   39,098       0.1%
#   Intrum Justitia AB                                              841   25,930       0.0%
    JM AB                                                         1,200   34,547       0.1%
    KappAhl AB                                                    3,182   16,592       0.0%
    Klovern AB Class B                                            9,144    9,646       0.0%
    Lindab International AB                                       1,863   15,954       0.0%
    Loomis AB Class B                                             1,303   37,038       0.1%
*   Lundin Petroleum AB                                           1,699   30,540       0.0%
#   Mekonomen AB                                                    827   14,702       0.0%
    Millicom International Cellular SA                              425   18,673       0.0%
    Modern Times Group MTG AB Class B                               763   20,535       0.0%
    NCC AB Class B                                                1,600   40,659       0.1%
    NetEnt AB                                                     1,506   11,867       0.0%
    New Wave Group AB Class B                                     1,962   10,862       0.0%
    Nibe Industrier AB Class B                                    7,696   57,245       0.1%
    Nobia AB                                                      4,200   36,608       0.1%
    Nordea Bank AB                                                6,069   63,780       0.1%
    Nordnet AB Class B                                            1,809    7,430       0.0%
    Peab AB                                                       4,058   34,416       0.0%
    Ratos AB Class B                                                678    2,786       0.0%
    Rezidor Hotel Group AB                                        1,026    4,186       0.0%
    Saab AB Class B                                               1,477   52,312       0.1%
    Sandvik AB                                                    5,789   65,771       0.1%
#*  SAS AB                                                        1,855    3,141       0.0%
    Scandi Standard AB                                            1,287    9,004       0.0%
    Securitas AB Class B                                          3,673   56,689       0.1%
    Skandinaviska Enskilda Banken AB Class A                      1,945   19,618       0.0%
    Skanska AB Class B                                              951   20,653       0.0%
#   SKF AB Class A                                                  582    9,878       0.0%
    SKF AB Class B                                                2,766   46,850       0.1%
    SkiStar AB                                                      883   13,575       0.0%
#*  SSAB AB Class A(B17H0S8)                                      6,154   19,519       0.0%
#*  SSAB AB Class A(BPRBWK4)                                        604    1,920       0.0%
*   SSAB AB Class B(BPRBWM6)                                      3,408    9,053       0.0%
*   SSAB AB Class B(B17H3F6)                                     13,504   35,842       0.1%
    Svenska Cellulosa AB SCA Class B                              4,183  118,474       0.2%
    Svenska Handelsbanken AB Class A                              1,717   23,408       0.0%
    Sweco AB Class B                                                833   16,712       0.0%
    Swedbank AB Class A                                             434   10,155       0.0%
    Tele2 AB Class B                                              7,729   63,823       0.1%
#   Telefonaktiebolaget LM Ericsson Class A                         436    2,355       0.0%
    Telefonaktiebolaget LM Ericsson Class B                       7,036   34,131       0.0%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 6,821   33,218       0.0%
#   Telia Co AB                                                  21,953   87,699       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWEDEN -- (Continued)
    Trelleborg AB Class B                                         4,066 $   70,972       0.1%
    Volvo AB Class A                                              1,258     13,461       0.0%
    Volvo AB Class B                                              8,211     88,070       0.1%
    Wallenstam AB Class B                                         2,048     15,775       0.0%
                                                                        ----------       ---
TOTAL SWEDEN                                                             2,357,039       2.9%
                                                                        ----------       ---
SWITZERLAND -- (5.7%)
    ABB, Ltd.                                                    13,615    280,883       0.4%
    ABB, Ltd. Sponsored ADR                                       4,791     98,934       0.1%
    Adecco Group AG                                               1,762    104,627       0.1%
#*  AFG Arbonia-Forster Holding AG                                1,332     19,985       0.0%
#   ams AG                                                        2,015     56,422       0.1%
    Aryzta AG                                                       811     35,636       0.1%
    Ascom Holding AG                                              1,349     23,100       0.0%
    Autoneum Holding AG                                             124     32,813       0.1%
    Baloise Holding AG                                              631     77,632       0.1%
    Bank Coop AG                                                     87      3,684       0.0%
    Banque Cantonale Vaudoise                                        49     30,784       0.0%
    Barry Callebaut AG                                               34     42,341       0.1%
    Belimo Holding AG                                                 7     21,371       0.0%
    Bell AG                                                          20      8,557       0.0%
    Berner Kantonalbank AG                                          107     19,424       0.0%
    BKW AG                                                          158      7,351       0.0%
    Bobst Group SA                                                  277     15,245       0.0%
    Bossard Holding AG Class A                                       88     12,536       0.0%
    Bucher Industries AG                                            173     38,433       0.1%
    Burckhardt Compression Holding AG                                52     15,076       0.0%
    Burkhalter Holding AG                                           152     19,465       0.0%
    Cembra Money Bank AG                                            156     11,923       0.0%
    Chocoladefabriken Lindt & Spruengli AG                            1     62,029       0.1%
    Cie Financiere Richemont SA                                   2,379    152,946       0.2%
    Clariant AG                                                   7,890    130,654       0.2%
    Credit Suisse Group AG                                        7,526    105,009       0.1%
    Daetwyler Holding AG                                            119     16,302       0.0%
    DKSH Holding AG                                                 628     43,525       0.1%
    dorma+kaba Holding AG Class B                                    37     25,711       0.0%
*   Dufry AG                                                        295     35,889       0.1%
    EFG International AG                                          1,159      6,247       0.0%
    Emmi AG                                                          98     57,892       0.1%
    Energiedienst Holding AG                                        604     15,626       0.0%
    Flughafen Zuerich AG                                            470     86,397       0.1%
    Forbo Holding AG                                                 27     34,419       0.1%
    GAM Holding AG                                                  241      2,334       0.0%
*   Gategroup Holding AG                                            650     34,195       0.1%
    Geberit AG                                                      140     59,188       0.1%
    Georg Fischer AG                                                 84     74,474       0.1%
    Givaudan SA                                                      34     65,758       0.1%
    Gurit Holding AG                                                 16     13,542       0.0%
    Helvetia Holding AG                                              35     18,209       0.0%
    Huber & Suhner AG                                               335     19,507       0.0%
    Implenia AG                                                     444     29,737       0.0%
    Inficon Holding AG                                               39     14,005       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWITZERLAND -- (Continued)
    Interroll Holding AG                                             14 $   15,281       0.0%
    Intershop Holding AG                                              2      1,021       0.0%
    Julius Baer Group, Ltd.                                         993     40,198       0.1%
    Kardex AG                                                       238     20,377       0.0%
    Komax Holding AG                                                 24      5,780       0.0%
    Kudelski SA                                                   1,531     26,396       0.0%
    Kuehne + Nagel International AG                                 283     38,358       0.1%
    LafargeHolcim, Ltd.                                             632     33,711       0.1%
    LEM Holding SA                                                    9     10,043       0.0%
    Liechtensteinische Landesbank AG                                 96      3,880       0.0%
    Logitech International SA                                     2,432     58,822       0.1%
    Luzerner Kantonalbank AG                                         41     15,932       0.0%
    Metall Zug AG                                                    10     32,134       0.0%
#*  Meyer Burger Technology AG                                    1,488      4,862       0.0%
    Mobimo Holding AG                                                91     21,896       0.0%
    Nestle SA                                                    12,205    885,032       1.1%
*   Orascom Development Holding AG                                  516      3,093       0.0%
#   Orell Fuessli Holding AG                                         31      3,765       0.0%
    Orior AG                                                          3        243       0.0%
    Panalpina Welttransport Holding AG                              238     30,875       0.0%
    Partners Group Holding AG                                       205    103,779       0.1%
    PSP Swiss Property AG                                           323     28,902       0.0%
    Rieter Holding AG                                                89     16,902       0.0%
    Romande Energie Holding SA                                        7      8,612       0.0%
    Schaffner Holding AG                                             75     17,846       0.0%
    Schindler Holding AG                                            128     23,694       0.0%
*   Schmolz + Bickenbach AG                                       7,007      4,596       0.0%
    Schweiter Technologies AG                                        17     18,195       0.0%
    SGS SA                                                           15     30,361       0.0%
    Sika AG                                                          15     72,097       0.1%
    St Galler Kantonalbank AG                                        45     16,891       0.0%
    Sulzer AG                                                       586     57,710       0.1%
    Swatch Group AG (The)                                            10      3,008       0.0%
    Swiss Life Holding AG                                           395    104,530       0.1%
    Swiss Prime Site AG                                             330     27,370       0.0%
    Swiss Re AG                                                   1,553    144,137       0.2%
    Swisscom AG                                                     104     47,541       0.1%
    Syngenta AG                                                     363    145,260       0.2%
    Syngenta AG ADR                                                 700     56,294       0.1%
    Temenos Group AG                                              1,327     85,700       0.1%
    U-Blox AG                                                       187     35,348       0.1%
#*  UBS Group AG                                                  8,192    115,261       0.2%
    Valiant Holding AG                                              314     29,770       0.0%
    Valora Holding AG                                                83     24,117       0.0%
    Vaudoise Assurances Holding SA                                   16      7,781       0.0%
    Vetropack Holding AG                                              1      1,640       0.0%
*   Von Roll Holding AG                                           3,134      2,124       0.0%
    Vontobel Holding AG                                             667     32,661       0.0%
    Zug Estates Holding AG Class B                                    2      3,342       0.0%
    Zurich Insurance Group AG                                       824    215,687       0.3%
                                                                        ----------       ---
TOTAL SWITZERLAND                                                        4,812,672       5.9%
                                                                        ----------       ---

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
UNITED KINGDOM -- (14.7%)
    3i Group P.L.C.                                               3,090 $ 25,329       0.0%
    A.G. Barr P.L.C.                                                281    1,620       0.0%
    Aberdeen Asset Management P.L.C.                              9,166   35,854       0.1%
    Acacia Mining P.L.C.                                          3,666   23,276       0.0%
    Admiral Group P.L.C.                                          1,927   45,148       0.1%
*   Afren P.L.C.                                                 28,429       --       0.0%
    Aggreko P.L.C.                                                5,691   55,646       0.1%
    Amec Foster Wheeler P.L.C.                                    6,221   33,941       0.1%
*   Anglo American P.L.C.                                         6,646   92,241       0.1%
    Anglo Pacific Group P.L.C.                                    3,296    4,976       0.0%
    Antofagasta P.L.C.                                            6,377   42,414       0.1%
    Ashmore Group P.L.C.                                         10,342   44,414       0.1%
    Ashtead Group P.L.C.                                          9,671  150,689       0.2%
    Associated British Foods P.L.C.                                 376   11,310       0.0%
    AVEVA Group P.L.C.                                              701   15,783       0.0%
    Aviva P.L.C.                                                 36,512  197,851       0.3%
    Babcock International Group P.L.C.                            6,734   81,399       0.1%
    BAE Systems P.L.C.                                           23,603  156,388       0.2%
    Balfour Beatty P.L.C.                                         1,823    6,044       0.0%
    Barratt Developments P.L.C.                                  18,794  104,221       0.1%
    BBA Aviation P.L.C.                                          15,420   48,758       0.1%
    Beazley P.L.C.                                               12,746   56,753       0.1%
    Bellway P.L.C.                                                2,547   73,706       0.1%
    Berendsen P.L.C.                                              5,958   70,311       0.1%
    Berkeley Group Holdings P.L.C.                                2,385   68,787       0.1%
    BGEO Group P.L.C.                                               560   20,233       0.0%
    BHP Billiton P.L.C.                                           3,981   59,863       0.1%
    BHP Billiton P.L.C. ADR                                       4,664  141,039       0.2%
    Bodycote P.L.C.                                               4,401   31,896       0.0%
    Booker Group P.L.C.                                          14,954   32,798       0.0%
    Bovis Homes Group P.L.C.                                      3,407   31,545       0.0%
    BP P.L.C.                                                     1,706   10,085       0.0%
    BP P.L.C. Sponsored ADR                                      14,880  528,978       0.7%
    Brewin Dolphin Holdings P.L.C.                                8,248   26,241       0.0%
    Britvic P.L.C.                                                5,064   34,358       0.1%
    BT Group P.L.C.                                               6,102   28,008       0.0%
    BT Group P.L.C. Sponsored ADR                                 2,710   62,709       0.1%
    Bunzl P.L.C.                                                  1,565   42,016       0.1%
    Burberry Group P.L.C.                                         3,063   55,241       0.1%
    Cape P.L.C.                                                   2,763    7,029       0.0%
    Capita P.L.C.                                                 3,947   28,252       0.0%
    Capital & Counties Properties P.L.C.                          3,114   10,981       0.0%
    Carillion P.L.C.                                             11,571   35,459       0.1%
    Carnival P.L.C. ADR                                             739   36,115       0.1%
    Centamin P.L.C.                                              14,671   28,416       0.0%
    Centrica P.L.C.                                              41,041  107,497       0.1%
*   Chemring Group P.L.C.                                         6,635   11,772       0.0%
    Chesnara P.L.C.                                               3,877   15,106       0.0%
    Cineworld Group P.L.C.                                        6,417   42,374       0.1%
    Clarkson P.L.C.                                                 149    3,549       0.0%
    Close Brothers Group P.L.C.                                   2,370   38,459       0.1%
    Cobham P.L.C.                                                29,803   51,999       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    Coca-Cola HBC AG                                              2,475 $ 53,410       0.1%
    Compass Group P.L.C.                                          4,151   75,107       0.1%
    Computacenter P.L.C.                                          2,604   23,144       0.0%
    Connect Group P.L.C.                                          3,718    6,238       0.0%
    Cranswick P.L.C.                                                855   22,162       0.0%
    Crest Nicholson Holdings P.L.C.                                 930    4,622       0.0%
    Croda International P.L.C.                                    2,219   94,885       0.1%
    Daily Mail & General Trust P.L.C. Class A                     4,069   37,348       0.1%
    Dairy Crest Group P.L.C.                                      3,431   25,606       0.0%
    DCC P.L.C.                                                    1,074   87,380       0.1%
    De La Rue P.L.C.                                              2,442   17,103       0.0%
    Debenhams P.L.C.                                             22,081   14,502       0.0%
    Devro P.L.C.                                                  5,357   14,889       0.0%
*   Dialight P.L.C.                                                 163    1,395       0.0%
    Dignity P.L.C.                                                  639   20,724       0.0%
    Diploma P.L.C.                                                2,852   32,683       0.0%
    Direct Line Insurance Group P.L.C.                           15,112   63,933       0.1%
    Dixons Carphone P.L.C.                                        5,067   19,480       0.0%
    Domino's Pizza Group P.L.C.                                   5,847   24,311       0.0%
    Drax Group P.L.C.                                             6,750   26,154       0.0%
    DS Smith P.L.C.                                              20,367   99,313       0.1%
    Dunelm Group P.L.C.                                             996    9,224       0.0%
    E2V Technologies P.L.C.                                       3,334    8,827       0.0%
    easyJet P.L.C.                                                2,947   33,796       0.0%
    Electrocomponents P.L.C.                                      6,138   27,963       0.0%
    Elementis P.L.C.                                             10,690   31,177       0.0%
#*  EnQuest P.L.C.(B635TG2)                                      22,302    7,352       0.0%
    EnQuest P.L.C.(BYM5538)                                       9,911      485       0.0%
*   Enterprise Inns P.L.C.                                        8,728    9,848       0.0%
    Essentra P.L.C.                                               6,005   37,428       0.1%
    Euromoney Institutional Investor P.L.C.                         183    2,333       0.0%
*   Evraz P.L.C.                                                 10,158   25,468       0.0%
    Experian P.L.C.                                               6,398  122,999       0.2%
    Fidessa Group P.L.C.                                            721   21,682       0.0%
*   Findel P.L.C.                                                   841    2,181       0.0%
*   Firstgroup P.L.C.                                            31,411   42,073       0.1%
    Fresnillo P.L.C.                                                915   18,409       0.0%
    G4S P.L.C.                                                   34,716   93,251       0.1%
    Galliford Try P.L.C.                                          1,931   28,948       0.0%
    Gem Diamonds, Ltd.                                            2,700    3,839       0.0%
    GKN P.L.C.                                                   29,585  115,376       0.2%
*   Glencore P.L.C.                                              33,435  102,347       0.1%
    Go-Ahead Group P.L.C.                                           487   12,352       0.0%
    Grafton Group P.L.C.                                          4,956   30,103       0.0%
    Greencore Group P.L.C.                                       15,232   61,467       0.1%
    Greene King P.L.C.                                            3,513   31,426       0.0%
    Greggs P.L.C.                                                 3,028   35,393       0.1%
    Halfords Group P.L.C.                                         7,465   31,034       0.0%
    Hargreaves Lansdown P.L.C.                                    1,126   15,963       0.0%
    Hays P.L.C.                                                  23,736   39,645       0.1%
    Helical P.L.C.                                                3,459   11,195       0.0%
    Henderson Group P.L.C.                                       19,149   54,179       0.1%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Hill & Smith Holdings P.L.C.                                   3,928 $ 48,325       0.1%
    Hilton Food Group P.L.C.                                       1,352   10,010       0.0%
    Hiscox, Ltd.                                                   6,335   79,105       0.1%
    HomeServe P.L.C.                                               6,343   47,357       0.1%
    Howden Joinery Group P.L.C.                                   13,731   62,876       0.1%
    HSBC Holdings P.L.C. Sponsored ADR                               942   35,447       0.1%
    Hunting P.L.C.                                                 2,655   16,317       0.0%
    Huntsworth P.L.C.                                              9,410    4,790       0.0%
    ICAP P.L.C.                                                    7,821   46,374       0.1%
    IG Group Holdings P.L.C.                                       9,898   99,952       0.1%
*   Imagination Technologies Group P.L.C.                          4,772   13,196       0.0%
    IMI P.L.C.                                                     3,323   40,367       0.1%
    Inchcape P.L.C.                                                9,922   78,887       0.1%
    Informa P.L.C.                                                20,203  166,212       0.2%
    Inmarsat P.L.C.                                                6,794   58,279       0.1%
    InterContinental Hotels Group P.L.C. ADR                         732   28,869       0.0%
    International Consolidated Airlines Group SA                  10,127   53,702       0.1%
    Interserve P.L.C.                                              2,216    9,207       0.0%
    Intertek Group P.L.C.                                          1,363   56,867       0.1%
    Investec P.L.C.                                               12,086   75,008       0.1%
    ITE Group P.L.C.                                                 779    1,379       0.0%
    ITV P.L.C.                                                    22,994   47,937       0.1%
    J D Wetherspoon P.L.C.                                         1,890   20,122       0.0%
    J Sainsbury P.L.C.                                            28,238   86,579       0.1%
    James Fisher & Sons P.L.C.                                     1,237   24,479       0.0%
    Jardine Lloyd Thompson Group P.L.C.                            1,972   24,839       0.0%
    JD Sports Fashion P.L.C.                                       1,956   36,367       0.1%
    John Menzies P.L.C.                                              329    2,002       0.0%
    John Wood Group P.L.C.                                         7,193   67,608       0.1%
    Johnson Matthey P.L.C.                                         1,917   79,907       0.1%
    Jupiter Fund Management P.L.C.                                 8,640   45,555       0.1%
*   KAZ Minerals P.L.C.                                            3,030   10,584       0.0%
    KCOM Group P.L.C.                                              8,494   12,244       0.0%
    Keller Group P.L.C.                                            1,520   12,653       0.0%
    Kier Group P.L.C.                                              1,746   29,035       0.0%
    Kingfisher P.L.C.                                             11,855   52,369       0.1%
    Laird P.L.C.                                                   6,889   12,203       0.0%
*   Lamprell P.L.C.                                                3,344    3,005       0.0%
    Lancashire Holdings, Ltd.                                      2,958   25,224       0.0%
    Legal & General Group P.L.C.                                  33,413   85,479       0.1%
*   Liberty Global P.L.C. Class A                                    574   18,711       0.0%
*   Liberty Global P.L.C. Series C                                 1,591   50,586       0.1%
*   Liberty Global P.L.C. LiLAC Class A                              137    3,787       0.0%
*   Liberty Global P.L.C. LiLAC Class C                              338    9,342       0.0%
    Lloyds Banking Group P.L.C.                                  224,117  156,506       0.2%
    Lloyds Banking Group P.L.C. ADR                               34,430   97,093       0.1%
    London Stock Exchange Group P.L.C.                             2,289   78,636       0.1%
    Lookers P.L.C.                                                 4,741    5,981       0.0%
    Low & Bonar P.L.C.                                             7,100    6,137       0.0%
    Man Group P.L.C.                                              41,451   63,194       0.1%
    Marks & Spencer Group P.L.C.                                  10,233   42,577       0.1%
    Marshalls P.L.C.                                               2,962    9,947       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    McBride P.L.C.                                                5,164 $ 11,901       0.0%
    Mears Group P.L.C.                                            3,694   20,382       0.0%
    Meggitt P.L.C.                                               17,800   94,695       0.1%
    Melrose Industries P.L.C.                                    40,106   82,766       0.1%
    Merlin Entertainments P.L.C.                                  1,674    9,434       0.0%
    Micro Focus International P.L.C.                              2,013   52,711       0.1%
    Millennium & Copthorne Hotels P.L.C.                          1,536    8,423       0.0%
    Mitchells & Butlers P.L.C.                                    4,465   15,218       0.0%
    Mitie Group P.L.C.                                           12,872   33,080       0.0%
    Mondi P.L.C.                                                  4,109   80,189       0.1%
    Moneysupermarket.com Group P.L.C.                             4,756   15,228       0.0%
    Morgan Advanced Materials P.L.C.                              9,000   29,970       0.0%
    Morgan Sindall Group P.L.C.                                     286    2,520       0.0%
    N Brown Group P.L.C.                                          2,652    6,192       0.0%
    National Express Group P.L.C.                                13,863   62,277       0.1%
    National Grid P.L.C. Sponsored ADR                            1,384   90,541       0.1%
    NCC Group P.L.C.                                              2,085    4,842       0.0%
    Next P.L.C.                                                     517   30,417       0.0%
    Northgate P.L.C.                                              3,835   19,695       0.0%
    Novae Group P.L.C.                                            2,345   23,163       0.0%
    Old Mutual P.L.C.                                            25,796   63,456       0.1%
*   Ophir Energy P.L.C.                                          10,657    8,997       0.0%
    Pagegroup P.L.C.                                              4,900   21,697       0.0%
    PayPoint P.L.C.                                                 593    7,810       0.0%
    Pearson P.L.C. Sponsored ADR                                  4,891   45,144       0.1%
    Pendragon P.L.C.                                             30,527   11,210       0.0%
    Pennon Group P.L.C.                                           6,078   62,030       0.1%
    Persimmon P.L.C.                                              6,375  131,961       0.2%
    Petra Diamonds, Ltd.                                          4,104    7,641       0.0%
    Petrofac, Ltd.                                                3,167   31,190       0.0%
*   Petropavlovsk P.L.C.                                          3,187      321       0.0%
    Phoenix Group Holdings                                        4,723   42,192       0.1%
    Photo-Me International P.L.C.                                 3,031    5,616       0.0%
    Playtech P.L.C.                                               2,427   27,530       0.0%
*   Premier Foods P.L.C.                                         28,858   16,076       0.0%
*   Premier Oil P.L.C.                                           13,691   11,024       0.0%
    Provident Financial P.L.C.                                      387   13,951       0.0%
    Prudential P.L.C.                                             1,772   28,917       0.0%
*   Punch Taverns P.L.C.                                            614      800       0.0%
    PZ Cussons P.L.C.                                             2,944   12,052       0.0%
    QinetiQ Group P.L.C.                                         15,195   42,791       0.1%
    Randgold Resources, Ltd.                                        475   42,183       0.1%
    Redrow P.L.C.                                                 6,636   30,823       0.0%
    Regus P.L.C.                                                 13,221   40,222       0.1%
    RELX P.L.C.                                                   1,825   32,577       0.0%
#   RELX P.L.C. Sponsored ADR                                     2,800   50,792       0.1%
    Renishaw P.L.C.                                                 508   16,012       0.0%
    Rentokil Initial P.L.C.                                      30,662   85,526       0.1%
    Restaurant Group P.L.C. (The)                                 4,010   18,395       0.0%
    Ricardo P.L.C.                                                   61      692       0.0%
    Rightmove P.L.C.                                              1,847   84,310       0.1%
    Rio Tinto P.L.C.                                                948   32,967       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Rio Tinto P.L.C. Sponsored ADR                                 8,120 $282,982       0.4%
    Rolls-Royce Holdings P.L.C.(B63H849)                          14,667  130,193       0.2%
    Rolls-Royce Holdings P.L.C.(BZC0LD2)                         674,682      826       0.0%
    Rotork P.L.C.                                                 15,220   37,970       0.1%
    Royal Dutch Shell P.L.C. Class A                               7,937  197,692       0.3%
    Royal Dutch Shell P.L.C. Class B                               3,296   85,014       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class B                  764   39,965       0.1%
    Royal Mail P.L.C.                                              4,340   26,038       0.0%
    RPC Group P.L.C.                                               5,121   59,382       0.1%
    RPS Group P.L.C.                                               5,472   11,265       0.0%
    RSA Insurance Group P.L.C.                                    12,108   81,746       0.1%
    Sage Group P.L.C. (The)                                       11,581  102,179       0.1%
    Savills P.L.C.                                                 3,502   29,706       0.0%
    Schroders P.L.C.(0239581)                                        320    8,149       0.0%
    Schroders P.L.C.(0240549)                                        817   28,121       0.0%
    SDL P.L.C.                                                       155      823       0.0%
    Senior P.L.C.                                                  9,084   19,359       0.0%
    Severfield P.L.C.                                              5,353    3,769       0.0%
    Severn Trent P.L.C.                                            1,351   38,458       0.1%
    Shanks Group P.L.C.                                           13,706   15,052       0.0%
    SIG P.L.C.                                                    12,895   17,443       0.0%
    Sky P.L.C.                                                     2,707   27,063       0.0%
    Sky P.L.C. Sponsored ADR                                         650   25,964       0.0%
    Soco International P.L.C.                                      5,498    9,279       0.0%
    Spectris P.L.C.                                                3,001   75,141       0.1%
    Speedy Hire P.L.C.                                            20,261    9,447       0.0%
    Spirax-Sarco Engineering P.L.C.                                1,231   66,360       0.1%
    Spirent Communications P.L.C.                                  5,973    6,027       0.0%
#*  Sports Direct International P.L.C.                             1,936    6,546       0.0%
    SSE P.L.C.                                                     6,605  128,421       0.2%
    SSP Group P.L.C.                                               2,248    9,342       0.0%
    St. Ives P.L.C.                                                  388      635       0.0%
    St. James's Place P.L.C.                                       7,870   90,889       0.1%
    St. Modwen Properties P.L.C.                                   7,361   24,637       0.0%
    Stagecoach Group P.L.C.                                        7,817   18,910       0.0%
*   Standard Chartered P.L.C.                                      4,501   39,140       0.1%
    Standard Life P.L.C.                                           9,745   40,214       0.1%
    SuperGroup P.L.C.                                                668   10,993       0.0%
    Synthomer P.L.C.                                               9,204   40,229       0.1%
    TalkTalk Telecom Group P.L.C.                                 10,144   25,267       0.0%
    Tate & Lyle P.L.C.                                             6,674   63,650       0.1%
    Taylor Wimpey P.L.C.                                          62,476  108,192       0.1%
    Telecom Plus P.L.C.                                              520    7,530       0.0%
*   Tesco P.L.C.                                                  60,219  155,105       0.2%
*   Thomas Cook Group P.L.C.                                      25,906   22,014       0.0%
    Topps Tiles P.L.C.                                             4,341    4,856       0.0%
    Travis Perkins P.L.C.                                          4,039   65,712       0.1%
    Trinity Mirror P.L.C.                                          7,656    7,613       0.0%
    TT Electronics P.L.C.                                          3,593    6,080       0.0%
    TUI AG(5666292)                                                2,519   32,051       0.0%
    TUI AG(B11LJN4)                                                3,032   38,428       0.1%
    Tullett Prebon P.L.C.                                          4,980   21,630       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
UNITED KINGDOM -- (Continued)
*   Tullow Oil P.L.C.                                              2,740 $     8,847       0.0%
    U & I Group P.L.C.                                             7,513      14,475       0.0%
    UBM P.L.C.                                                     7,030      61,725       0.1%
    Ultra Electronics Holdings P.L.C.                              1,481      33,651       0.0%
    Unilever P.L.C. Sponsored ADR                                  3,231     134,636       0.2%
    UNITE Group P.L.C. (The)                                       6,382      43,230       0.1%
    United Utilities Group P.L.C.                                  2,092      24,047       0.0%
    Vedanta Resources P.L.C.                                       2,812      24,570       0.0%
    Vesuvius P.L.C.                                                6,354      28,361       0.0%
    Vodafone Group P.L.C.                                         38,905     106,847       0.1%
    Vodafone Group P.L.C. Sponsored ADR                            8,539     237,736       0.3%
    Weir Group P.L.C. (The)                                        3,917      81,367       0.1%
    WH Smith P.L.C.                                                2,310      41,579       0.1%
    Whitbread P.L.C.                                               1,256      55,484       0.1%
    WM Morrison Supermarkets P.L.C.                               47,152     130,529       0.2%
    Wolseley P.L.C.                                                1,318      68,367       0.1%
    Wolseley P.L.C. ADR                                            2,684      13,834       0.0%
    WPP P.L.C. Sponsored ADR                                         717      77,773       0.1%
    WS Atkins P.L.C.                                               1,777      32,838       0.0%
                                                                         -----------      ----
TOTAL UNITED KINGDOM                                                      12,398,185      15.3%
                                                                         -----------      ----
UNITED STATES -- (0.0%)
*   Diebold, Inc.                                                    166       3,638       0.0%
    Vail Resorts, Inc.                                               107      17,063       0.0%
                                                                         -----------      ----
TOTAL UNITED STATES                                                           20,701       0.0%
                                                                         -----------      ----
TOTAL COMMON STOCKS                                                       80,399,325      99.1%
                                                                         -----------      ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Bayerische Motoren Werke AG                                      207      15,717       0.0%
    Fuchs Petrolub SE                                                614      27,482       0.0%
    Jungheinrich AG                                                  885      27,941       0.0%
    Volkswagen AG                                                    996     137,324       0.2%
                                                                         -----------      ----
TOTAL GERMANY                                                                208,464       0.2%
                                                                         -----------      ----
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                               123,936         152       0.0%
                                                                         -----------      ----
TOTAL PREFERRED STOCKS                                                       208,616       0.2%
                                                                         -----------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   APN News & Media, Ltd. Rights 11/17/16                           617         131       0.0%
*   Tox Free Solutions, Ltd. Rights 11/18/16                         718          --       0.0%
                                                                         -----------      ----
TOTAL AUSTRALIA                                                                  131       0.0%
                                                                         -----------      ----
JERSEY, CHANNEL ISLANDS -- (0.0%)
*   Phoenix Group Holdings Rights 11/08/16                         2,755       7,486       0.0%
                                                                         -----------      ----
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/07/16                            34,041       1,906       0.0%

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                        SHARES    VALUE++   OF NET ASSETS**
                                                        ------- ----------- ---------------
SPAIN -- (Continued)
*    Ferrovial SA Rights 11/14/16                         1,561 $       668        0.0%
*    Papeles y Cartones de Europa S.A. Rights 11/14/16    1,543         315        0.0%
                                                                -----------      -----
TOTAL SPAIN                                                           2,889        0.0%
                                                                -----------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                     7,729       2,316        0.0%
                                                                -----------      -----
UNITED KINGDOM -- (0.0%)
*    Shanks Group P.L.C. Rights 11/09/16                  5,140       1,982        0.0%
                                                                -----------      -----
TOTAL RIGHTS/WARRANTS                                                14,804        0.0%
                                                                -----------      -----
TOTAL INVESTMENT SECURITIES                                      80,622,745
                                                                -----------

                                                                  VALUE+
                                                                -----------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@ DFA Short Term Investment Fund                     330,251   3,821,663        4.7%
                                                                -----------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $90,239,239)                $84,444,408      104.0%
                                                                ===========      =====

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------
                                           LEVEL 1       LEVEL 2   LEVEL 3    TOTAL
                                         -----------   ----------- ------- -----------
Common Stocks
   Australia                             $   303,761   $ 4,943,036   --    $ 5,246,797
   Austria                                        --       473,685   --        473,685
   Belgium                                        --       981,345   --        981,345
   Canada                                  6,933,540         5,865   --      6,939,405
   China                                          --        26,514   --         26,514
   Denmark                                        --     1,008,937   --      1,008,937
   Finland                                   270,272     1,399,331   --      1,669,603
   France                                    198,515     6,571,357   --      6,769,872
   Germany                                   134,708     5,301,775   --      5,436,483
   Greece                                         --            --   --             --
   Hong Kong                                      --     2,554,256   --      2,554,256
   Ireland                                    41,764       400,103   --        441,867
   Israel                                         --       278,500   --        278,500
   Italy                                     169,713     1,862,316   --      2,032,029
   Japan                                     770,090    19,269,114   --     20,039,204
   Netherlands                               319,946     2,054,568   --      2,374,514
   New Zealand                                14,211       327,877   --        342,088
   Norway                                     56,003       732,377   --        788,380
   Portugal                                       --       272,767   --        272,767
   Singapore                                      --       857,424   --        857,424
   Spain                                     370,344     1,906,714   --      2,277,058
   Sweden                                     33,218     2,323,821   --      2,357,039
   Switzerland                               270,489     4,542,183   --      4,812,672
   United Kingdom                          2,012,043    10,386,142   --     12,398,185
   United States                              17,063         3,638   --         20,701
Preferred Stocks
   Germany                                        --       208,464   --        208,464
   United Kingdom                                 --           152   --            152
Rights/Warrants
   Australia                                      --           131   --            131
   Jersey, Channel Islands                        --         7,486   --          7,486
   Spain                                          --         2,889   --          2,889
   Sweden                                         --         2,316   --          2,316
   United Kingdom                                 --         1,982   --          1,982
Securities Lending Collateral                     --     3,821,663   --      3,821,663
                                         -----------   -----------   --    -----------
TOTAL                                    $11,915,680   $72,528,728   --    $84,444,408
                                         ===========   ===========   ==    ===========

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                          PERCENTAGE
                                                                        SHARES  VALUE+  OF NET ASSETS**
                                                                        ------ -------- ---------------
COMMON STOCKS -- (80.1%)
Consumer Discretionary -- (11.2%)
*          1-800-Flowers.com, Inc. Class A                               8,479 $ 80,974       0.0%
           A.H. Belo Corp. Class A                                       5,125   32,544       0.0%
           Aaron's, Inc.                                                17,427  430,621       0.2%
#          Abercrombie & Fitch Co. Class A                              12,983  189,682       0.1%
           AMC Entertainment Holdings, Inc. Class A                      3,893  122,435       0.1%
*          America's Car-Mart, Inc.                                      1,862   76,063       0.0%
*          American Public Education, Inc.                               4,812   96,962       0.0%
*          Apollo Education Group, Inc.                                  2,226   19,567       0.0%
#          Arctic Cat, Inc.                                              4,234   63,468       0.0%
           Ark Restaurants Corp.                                           411    8,467       0.0%
#*         Ascena Retail Group, Inc.                                    37,261  182,206       0.1%
#*         Ascent Capital Group, Inc. Class A                            3,577   72,899       0.0%
#*         AutoNation, Inc.                                             20,683  907,363       0.4%
*          Ballantyne Strong, Inc.                                       3,604   24,507       0.0%
*          Barnes & Noble Education, Inc.                               13,248  123,339       0.1%
#          Barnes & Noble, Inc.                                         10,830  111,549       0.1%
           Bassett Furniture Industries, Inc.                            2,400   55,080       0.0%
           Beasley Broadcast Group, Inc. Class A                         1,850    9,343       0.0%
#*         Belmond, Ltd. Class A                                        22,017  285,120       0.1%
(degrees)* Big 4 Ranch, Inc.                                               300       --       0.0%
           Big 5 Sporting Goods Corp.                                    7,076  109,678       0.1%
*          Biglari Holdings, Inc.                                           61   26,729       0.0%
*          Black Diamond, Inc.                                           2,603   12,885       0.0%
#*         Boot Barn Holdings, Inc.                                        833   10,662       0.0%
           Bowl America, Inc. Class A                                      120    1,702       0.0%
*          Bridgepoint Education, Inc.                                  13,405   90,618       0.0%
*          Build-A-Bear Workshop, Inc.                                   2,325   31,388       0.0%
#          CalAtlantic Group, Inc.                                      24,480  791,194       0.3%
           Caleres, Inc.                                                 8,705  217,712       0.1%
           Callaway Golf Co.                                            20,349  207,763       0.1%
           Canterbury Park Holding Corp.                                   332    3,577       0.0%
*          Career Education Corp.                                       20,485  147,287       0.1%
*          Carmike Cinemas, Inc.                                         3,922  128,053       0.1%
#          Carriage Services, Inc.                                       3,463   81,865       0.0%
           Cato Corp. (The) Class A                                      4,275  126,839       0.1%
*          Cavco Industries, Inc.                                        1,874  173,158       0.1%
*          Century Casinos, Inc.                                         2,707   17,162       0.0%
*          Century Communities, Inc.                                     4,916   96,845       0.0%
*          Charles & Colvard, Ltd.                                         863    1,018       0.0%
*          Cherokee, Inc.                                                1,000    9,400       0.0%
#          Chico's FAS, Inc.                                            25,946  302,790       0.1%
#          Children's Place, Inc. (The)                                  3,052  231,799       0.1%
*          Christopher & Banks Corp.                                     1,400    1,792       0.0%
           Citi Trends, Inc.                                             4,460   88,576       0.0%
#*         Conn's, Inc.                                                    100      950       0.0%
#*         Container Store Group, Inc. (The)                             5,454   26,616       0.0%
#          Cooper Tire & Rubber Co.                                     11,149  409,726       0.2%
*          Cooper-Standard Holding, Inc.                                 3,353  306,028       0.1%
           Core-Mark Holding Co., Inc.                                   6,822  241,158       0.1%
           CSS Industries, Inc.                                          2,121   53,237       0.0%
           Culp, Inc.                                                    1,735   48,580       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
*   Cumulus Media, Inc. Class A                                   3,453 $    4,765       0.0%
#   Dana, Inc.                                                   27,813    430,545       0.2%
#*  Deckers Outdoor Corp.                                         6,345    331,146       0.1%
#*  Del Frisco's Restaurant Group, Inc.                           6,507     93,050       0.0%
#*  Del Taco Restaurants, Inc.                                   11,365    152,405       0.1%
#*  Delta Apparel, Inc.                                           2,240     36,960       0.0%
#*  Destination XL Group, Inc.                                      363      1,470       0.0%
#   DeVry Education Group, Inc.                                  16,312    370,282       0.2%
#   Dillard's, Inc. Class A                                       7,236    443,567       0.2%
*   Dixie Group, Inc. (The)                                       3,300     13,200       0.0%
    Dover Motorsports, Inc.                                       3,360      8,064       0.0%
#   DSW, Inc. Class A                                            14,006    290,905       0.1%
#*  El Pollo Loco Holdings, Inc.                                  2,868     34,990       0.0%
*   Eldorado Resorts, Inc.                                        1,650     19,965       0.0%
    Entercom Communications Corp. Class A                         7,039     92,915       0.0%
#   Escalade, Inc.                                                  794      9,647       0.0%
#   Ethan Allen Interiors, Inc.                                   5,435    166,854       0.1%
*   EVINE Live, Inc.                                              5,200     11,180       0.0%
#*  EW Scripps Co. (The) Class A                                 18,731    248,373       0.1%
*   Express, Inc.                                                15,098    181,478       0.1%
*   Federal-Mogul Holdings Corp.                                 11,550    106,953       0.1%
#   Finish Line, Inc. (The) Class A                               8,051    158,524       0.1%
    Flexsteel Industries, Inc.                                    1,351     56,607       0.0%
#*  Fossil Group, Inc.                                            9,236    251,866       0.1%
#   Fred's, Inc. Class A                                         10,482     95,701       0.0%
*   FTD Cos., Inc.                                                7,306    146,997       0.1%
#*  G-III Apparel Group, Ltd.                                     8,781    229,360       0.1%
#   GameStop Corp. Class A                                       20,503    493,097       0.2%
*   Gaming Partners International Corp.                             300      3,117       0.0%
    Gannett Co., Inc.                                            22,590    175,524       0.1%
#*  Genesco, Inc.                                                 3,998    215,092       0.1%
    Gentex Corp.                                                 43,669    738,443       0.3%
#*  Global Eagle Entertainment, Inc.                              1,124      9,048       0.0%
    Graham Holdings Co. Class B                                   1,024    486,400       0.2%
*   Gray Television, Inc.                                        15,873    141,270       0.1%
*   Green Brick Partners, Inc.                                    5,473     41,868       0.0%
#   Group 1 Automotive, Inc.                                      5,157    310,812       0.1%
#   Guess?, Inc.                                                 20,205    272,767       0.1%
    Harman International Industries, Inc.                         9,516    758,520       0.3%
    Harte-Hanks, Inc.                                            10,685     15,066       0.0%
    Haverty Furniture Cos., Inc.                                  3,937     69,882       0.0%
*   Helen of Troy, Ltd.                                           1,209     98,533       0.1%
#*  hhgregg, Inc.                                                 1,188      2,020       0.0%
    Hooker Furniture Corp.                                        2,723     71,615       0.0%
*   Houghton Mifflin Harcourt Co.                                19,101    241,628       0.1%
*   Iconix Brand Group, Inc.                                      6,906     54,419       0.0%
    ILG, Inc.                                                    29,587    484,635       0.2%
#   International Game Technology P.L.C.                         36,661  1,052,904       0.4%
    International Speedway Corp. Class A                          4,822    158,644       0.1%
*   Intrawest Resorts Holdings, Inc.                              4,481     73,533       0.0%
#*  iRobot Corp.                                                  3,894    197,426       0.1%
*   J Alexander's Holdings, Inc.                                  1,215     10,935       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES    VALUE+   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
*   JAKKS Pacific, Inc.                                              539 $    3,611       0.0%
#*  JC Penney Co., Inc.                                           54,959    472,098       0.2%
    John Wiley & Sons, Inc. Class A                                9,415    485,814       0.2%
    Johnson Outdoors, Inc. Class A                                 2,148     77,285       0.0%
*   K12, Inc.                                                     10,330    111,977       0.1%
#   KB Home                                                       22,037    320,418       0.1%
*   Kirkland's, Inc.                                               2,641     32,247       0.0%
#*  Kona Grill, Inc.                                               1,000     10,750       0.0%
*   La Quinta Holdings, Inc.                                      18,321    183,393       0.1%
    La-Z-Boy, Inc.                                                10,640    248,976       0.1%
*   Lakeland Industries, Inc.                                      1,020     10,098       0.0%
#*  LGI Homes, Inc.                                                  773     23,004       0.0%
    Libbey, Inc.                                                   5,451     87,271       0.0%
    Liberty Tax, Inc.                                                801      9,492       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class A                    14,134    313,775       0.1%
    Lifetime Brands, Inc.                                          3,891     55,058       0.0%
*   Luby's, Inc.                                                   7,944     33,285       0.0%
*   M/I Homes, Inc.                                                4,302     92,536       0.0%
#*  Madison Square Garden Co. (The) Class A                        4,040    668,580       0.3%
    Marcus Corp. (The)                                             3,591     95,162       0.0%
*   MarineMax, Inc.                                                5,308    105,895       0.1%
#   Marriott Vacations Worldwide Corp.                             5,840    371,307       0.2%
#*  McClatchy Co. (The) Class A                                    1,328     18,725       0.0%
#   MDC Holdings, Inc.                                            12,828    304,152       0.1%
*   Media General, Inc.                                           11,816    199,100       0.1%
#   Meredith Corp.                                                 7,775    352,596       0.2%
*   Meritage Homes Corp.                                           9,811    303,650       0.1%
*   Modine Manufacturing Co.                                      10,439    114,307       0.1%
*   Monarch Casino & Resort, Inc.                                    777     18,376       0.0%
*   Motorcar Parts of America, Inc.                                1,889     49,567       0.0%
    Movado Group, Inc.                                             3,197     70,494       0.0%
*   New Home Co., Inc. (The)                                       2,218     22,224       0.0%
#   New Media Investment Group, Inc.                              11,741    169,070       0.1%
*   New York & Co., Inc.                                           5,571     12,256       0.0%
    New York Times Co. (The) Class A                              30,919    337,017       0.1%
    Office Depot, Inc.                                           104,348    328,696       0.1%
*   Ollie's Bargain Outlet Holdings, Inc.                            400     10,940       0.0%
#*  Overstock.com, Inc.                                            3,154     46,206       0.0%
#*  Papa Murphy's Holdings, Inc.                                   1,285      7,145       0.0%
#*  Party City Holdco, Inc.                                        1,813     29,461       0.0%
#   Penske Automotive Group, Inc.                                 16,817    752,561       0.3%
*   Perry Ellis International, Inc.                                3,029     56,309       0.0%
#   Pier 1 Imports, Inc.                                          23,190     99,949       0.1%
*   Potbelly Corp.                                                 3,808     49,694       0.0%
#   PulteGroup, Inc.                                              67,112  1,248,283       0.5%
#*  Radio One, Inc. Class D                                        3,383      8,458       0.0%
    RCI Hospitality Holdings, Inc.                                 2,700     31,347       0.0%
#*  Reading International, Inc. Class A                            3,826     50,465       0.0%
*   Red Lion Hotels Corp.                                          4,230     35,532       0.0%
*   Red Robin Gourmet Burgers, Inc.                                3,548    163,208       0.1%
*   Regis Corp.                                                   11,475    145,503       0.1%
#   Rent-A-Center, Inc.                                           14,174    143,016       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Consumer Discretionary -- (Continued)
    Rocky Brands, Inc.                                            1,900 $ 20,330       0.0%
*   Ruby Tuesday, Inc.                                           16,609   49,329       0.0%
    Saga Communications, Inc. Class A                             1,966   82,572       0.0%
    Salem Media Group, Inc.                                       4,900   26,705       0.0%
    Scholastic Corp.                                              8,229  314,759       0.1%
*   Sequential Brands Group, Inc.                                 4,756   34,243       0.0%
*   Shiloh Industries, Inc.                                       5,891   41,178       0.0%
    Shoe Carnival, Inc.                                           4,498  114,114       0.1%
#*  Skyline Corp.                                                 1,691   19,565       0.0%
    Sonic Automotive, Inc. Class A                                5,430   97,197       0.1%
#   Sotheby's                                                    11,087  397,802       0.2%
    Spartan Motors, Inc.                                          7,754   66,297       0.0%
#   Speedway Motorsports, Inc.                                    9,772  183,811       0.1%
#   Stage Stores, Inc.                                            5,727   29,150       0.0%
    Standard Motor Products, Inc.                                 4,915  240,343       0.1%
    Stanley Furniture Co., Inc.                                   3,305    4,561       0.0%
    Staples, Inc.                                                81,015  599,511       0.3%
*   Stoneridge, Inc.                                              2,942   43,600       0.0%
    Strattec Security Corp.                                         559   19,845       0.0%
    Superior Industries International, Inc.                       4,701  115,174       0.1%
    Superior Uniform Group, Inc.                                  3,972   70,662       0.0%
    Tailored Brands, Inc.                                           765   12,087       0.0%
*   Tandy Leather Factory, Inc.                                   2,694   19,936       0.0%
*   Taylor Morrison Home Corp. Class A                            5,529   94,325       0.0%
#   TEGNA, Inc.                                                  42,602  835,851       0.3%
#   Thor Industries, Inc.                                         3,041  241,182       0.1%
*   Tilly's, Inc. Class A                                         3,737   34,679       0.0%
    Time, Inc.                                                   25,002  325,026       0.1%
#*  Toll Brothers, Inc.                                          33,553  920,694       0.4%
*   TopBuild Corp.                                               10,058  303,048       0.1%
    Tower International, Inc.                                     3,235   70,200       0.0%
*   Townsquare Media, Inc. Class A                                1,365   11,439       0.0%
*   Trans World Entertainment Corp.                               8,600   33,540       0.0%
*   TRI Pointe Group, Inc.                                       42,018  455,055       0.2%
#*  Tuesday Morning Corp.                                        11,651   57,672       0.0%
*   UCP, Inc. Class A                                             2,130   19,383       0.0%
*   Unifi, Inc.                                                   5,360  154,100       0.1%
    Universal Technical Institute, Inc.                           1,400    2,128       0.0%
#*  Vera Bradley, Inc.                                            6,501   86,918       0.0%
*   Vince Holding Corp.                                           7,108   38,739       0.0%
*   Vista Outdoor, Inc.                                           6,825  263,923       0.1%
    Visteon Corp.                                                 2,843  200,744       0.1%
#*  Vitamin Shoppe, Inc.                                          4,324  108,316       0.1%
*   VOXX International Corp.                                      4,853   19,897       0.0%
#*  WCI Communities, Inc.                                         4,107   95,077       0.0%
#   Wendy's Co. (The)                                            33,131  359,140       0.2%
*   West Marine, Inc.                                             7,465   59,720       0.0%
#   Weyco Group, Inc.                                               493   12,478       0.0%
#*  William Lyon Homes Class A                                    8,340  148,952       0.1%
#   Winnebago Industries, Inc.                                    5,126  144,809       0.1%
    Wolverine World Wide, Inc.                                   15,844  338,269       0.1%
*   ZAGG, Inc.                                                    6,407   41,646       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc.                                                  6,059 $   134,813       0.1%
                                                                        -----------      ----
Total Consumer Discretionary                                             34,258,816      13.9%
                                                                        -----------      ----
Consumer Staples -- (2.5%)
#   Alico, Inc.                                                   1,067      27,902       0.0%
*   Alliance One International, Inc.                              2,436      36,175       0.0%
    Andersons, Inc. (The)                                         6,812     259,196       0.1%
#   Cal-Maine Foods, Inc.                                         6,389     246,935       0.1%
#*  Central Garden & Pet Co.                                      2,954      71,841       0.0%
*   Central Garden & Pet Co. Class A                              8,305     193,839       0.1%
#*  Chefs' Warehouse, Inc. (The)                                  4,530      51,642       0.0%
#*  Craft Brew Alliance, Inc.                                     3,112      49,948       0.0%
*   Darling Ingredients, Inc.                                    37,271     506,885       0.2%
#   Dean Foods Co.                                               17,935     327,493       0.1%
    Fresh Del Monte Produce, Inc.                                 6,896     416,173       0.2%
    Ingles Markets, Inc. Class A                                  3,020     119,290       0.1%
    Ingredion, Inc.                                               5,166     677,624       0.3%
    Inter Parfums, Inc.                                           5,648     184,125       0.1%
#   John B. Sanfilippo & Son, Inc.                                1,551      78,605       0.0%
#*  Landec Corp.                                                  3,972      52,629       0.0%
#   Limoneira Co.                                                 1,546      30,441       0.0%
    Mannatech, Inc.                                                 682      11,799       0.0%
#   MGP Ingredients, Inc.                                         3,567     125,594       0.1%
*   Natural Alternatives International, Inc.                      1,808      22,781       0.0%
#*  Natural Grocers by Vitamin Cottage, Inc.                        903      10,728       0.0%
#   Nature's Sunshine Products, Inc.                                800      10,040       0.0%
#   Nu Skin Enterprises, Inc. Class A                             2,533     156,159       0.1%
*   Nutraceutical International Corp.                             2,600      74,880       0.0%
    Oil-Dri Corp. of America                                        882      29,776       0.0%
*   Omega Protein Corp.                                           5,772     128,716       0.1%
#   Orchids Paper Products Co.                                    2,127      54,579       0.0%
#*  Post Holdings, Inc.                                          11,644     887,622       0.4%
#   Sanderson Farms, Inc.                                         4,107     369,548       0.2%
*   Seaboard Corp.                                                  144     487,440       0.2%
*   Seneca Foods Corp. Class A                                    2,321      68,237       0.0%
#*  Smart & Final Stores, Inc.                                    1,562      18,744       0.0%
#   Snyder's-Lance, Inc.                                         10,182     362,174       0.2%
    SpartanNash Co.                                               7,655     214,340       0.1%
*   United Natural Foods, Inc.                                   13,224     551,970       0.2%
#   Universal Corp.                                               6,470     350,674       0.1%
    Village Super Market, Inc. Class A                            1,620      48,438       0.0%
    Weis Markets, Inc.                                            5,710     317,647       0.1%
                                                                        -----------      ----
Total Consumer Staples                                                    7,632,629       3.1%
                                                                        -----------      ----
Energy -- (6.6%)
    Adams Resources & Energy, Inc.                                  489      17,868       0.0%
    Alon USA Energy, Inc.                                        21,368     172,226       0.1%
#*  Approach Resources, Inc.                                      6,068      17,294       0.0%
#   Archrock, Inc.                                               13,497     156,565       0.1%
#   Atwood Oceanics, Inc.                                         8,645      65,961       0.0%
*   Barnwell Industries, Inc.                                       480         768       0.0%
*   Bill Barrett Corp.                                            4,418      22,929       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Energy -- (Continued)
#   Bristow Group, Inc.                                           9,352 $ 93,614       0.0%
*   Callon Petroleum Co.                                         15,084  195,941       0.1%
#*  Clayton Williams Energy, Inc.                                 1,771  154,626       0.1%
*   Clean Energy Fuels Corp.                                     13,770   56,595       0.0%
#*  Cloud Peak Energy, Inc.                                       8,161   50,272       0.0%
#   CONSOL Energy, Inc.                                          45,241  766,835       0.3%
*   Contango Oil & Gas Co.                                        7,315   57,276       0.0%
#   CVR Energy, Inc.                                              6,958   92,263       0.0%
*   Dawson Geophysical Co.                                        6,878   45,051       0.0%
    Delek US Holdings, Inc.                                      16,173  273,324       0.1%
#*  Denbury Resources, Inc.                                      95,910  229,225       0.1%
#   DHT Holdings, Inc.                                           28,044  114,139       0.1%
#   Diamond Offshore Drilling, Inc.                              27,754  457,663       0.2%
#*  Dorian LPG, Ltd.                                             13,227   74,468       0.0%
#*  Dril-Quip, Inc.                                               9,830  466,925       0.2%
*   Eclipse Resources Corp.                                      13,636   37,363       0.0%
*   ENGlobal Corp.                                                2,200    3,146       0.0%
#*  EP Energy Corp. Class A                                      13,063   46,504       0.0%
*   Era Group, Inc.                                               6,250   47,187       0.0%
#*  Exterran Corp.                                               10,215  161,499       0.1%
*   FMC Technologies, Inc.                                       30,467  983,170       0.4%
#*  Forum Energy Technologies, Inc.                              17,015  306,270       0.1%
#   GasLog, Ltd.                                                  8,799  135,065       0.1%
*   Gastar Exploration, Inc.                                      4,007    4,328       0.0%
#*  Geospace Technologies Corp.                                   1,763   32,492       0.0%
#   Green Plains, Inc.                                            7,963  207,038       0.1%
#   Gulf Island Fabrication, Inc.                                 2,703   27,030       0.0%
#*  Gulfmark Offshore, Inc. Class A                               4,796    5,515       0.0%
    Hallador Energy Co.                                           5,082   44,925       0.0%
*   Helix Energy Solutions Group, Inc.                           29,463  256,917       0.1%
#   Helmerich & Payne, Inc.                                      15,755  994,298       0.4%
#   HollyFrontier Corp.                                          21,989  548,626       0.2%
#*  Hornbeck Offshore Services, Inc.                              5,318   21,112       0.0%
#*  Jones Energy, Inc. Class A                                    2,679   10,984       0.0%
#*  Kosmos Energy, Ltd.                                           5,284   27,530       0.0%
*   Matrix Service Co.                                            7,938  140,503       0.1%
#*  McDermott International, Inc.                                62,923  323,424       0.1%
*   Mitcham Industries, Inc.                                      1,387    4,106       0.0%
#   Nabors Industries, Ltd.                                      60,034  714,405       0.3%
*   Natural Gas Services Group, Inc.                              4,280   92,876       0.0%
*   Newpark Resources, Inc.                                      26,644  167,857       0.1%
#   Noble Corp. P.L.C.                                           46,781  231,098       0.1%
#   Nordic American Tankers, Ltd.                                   841    6,871       0.0%
#*  Northern Oil and Gas, Inc.                                    1,157    2,430       0.0%
*   Oasis Petroleum, Inc.                                        47,774  501,149       0.2%
    Oceaneering International, Inc.                              18,135  431,613       0.2%
*   Oil States International, Inc.                               13,432  392,886       0.2%
    Overseas Shipholding Group, Inc. Class A                     12,824  112,338       0.0%
#*  Pacific Drilling SA                                           1,134    3,992       0.0%
*   Pacific Ethanol, Inc.                                        10,719   79,857       0.0%
    Panhandle Oil and Gas, Inc. Class A                           2,090   37,620       0.0%
*   Par Pacific Holdings, Inc.                                    4,550   57,967       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Energy -- (Continued)
*   Parker Drilling Co.                                          40,173 $    80,346       0.0%
#   Patterson-UTI Energy, Inc.                                   31,970     718,686       0.3%
    PBF Energy, Inc. Class A                                     18,818     410,232       0.2%
#*  PDC Energy, Inc.                                              4,164     255,378       0.1%
*   PHI, Inc. Non-Voting                                          3,824      59,578       0.0%
*   Pioneer Energy Services Corp.                                21,272      75,516       0.0%
    QEP Resources, Inc.                                          34,390     552,647       0.2%
#*  Renewable Energy Group, Inc.                                 14,290     125,037       0.1%
#*  REX American Resources Corp.                                  1,380     109,006       0.0%
*   Rice Energy, Inc.                                            18,124     400,359       0.2%
*   Ring Energy, Inc.                                               640       5,907       0.0%
#   Rowan Cos. P.L.C. Class A                                    32,806     435,336       0.2%
*   RSP Permian, Inc.                                            18,074     652,471       0.3%
#   Scorpio Tankers, Inc.                                        33,725     129,167       0.1%
*   SEACOR Holdings, Inc.                                         3,442     169,725       0.1%
    SemGroup Corp. Class A                                       13,817     445,598       0.2%
#   Ship Finance International, Ltd.                              9,581     121,200       0.1%
    SM Energy Co.                                                11,364     382,171       0.2%
#*  Southwestern Energy Co.                                      28,540     296,531       0.1%
#   Superior Energy Services, Inc.                               15,880     224,861       0.1%
#*  Synergy Resources Corp.                                      28,652     195,980       0.1%
#   Targa Resources Corp.                                        16,529     725,623       0.3%
#   Teekay Corp.                                                    400       2,612       0.0%
#   Teekay Tankers, Ltd. Class A                                 35,409      75,421       0.0%
#   Tesco Corp.                                                  11,881      81,385       0.0%
*   TETRA Technologies, Inc.                                     14,556      79,330       0.0%
#   Tidewater, Inc.                                               6,303      10,904       0.0%
*   Transocean, Ltd.                                             72,605     697,734       0.3%
#*  Unit Corp.                                                   12,004     205,628       0.1%
*   Vaalco Energy, Inc.                                           7,136       5,637       0.0%
#*  Weatherford International P.L.C.                             30,058     144,880       0.1%
#   Western Refining, Inc.                                       16,805     484,824       0.2%
#*  Whiting Petroleum Corp.                                      66,312     546,411       0.2%
*   Willbros Group, Inc.                                          7,500      11,400       0.0%
#*  WPX Energy, Inc.                                             53,745     583,671       0.2%
                                                                        -----------       ---
Total Energy                                                             20,285,011       8.2%
                                                                        -----------       ---
Financials -- (21.1%)
    1st Source Corp.                                              6,479     223,914       0.1%
#   Access National Corp.                                           314       7,401       0.0%
    ACNB Corp.                                                      202       5,434       0.0%
    Allied World Assurance Co. Holdings AG                       18,903     812,451       0.3%
#*  Ambac Financial Group, Inc.                                  11,804     217,784       0.1%
    American Equity Investment Life Holding Co.                  23,018     412,713       0.2%
    American Financial Group, Inc.                                1,547     115,251       0.1%
    American National Bankshares, Inc.                              702      18,989       0.0%
    American National Insurance Co.                               3,931     460,556       0.2%
*   American River Bankshares                                       100       1,223       0.0%
#   AmeriServ Financial, Inc.                                     6,300      20,475       0.0%
    Argo Group International Holdings, Ltd.                       5,799     322,424       0.1%
#   Arrow Financial Corp.                                           764      24,142       0.0%
    Aspen Insurance Holdings, Ltd.                               13,029     628,649       0.3%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
#   Associated Banc-Corp                                         31,222 $  633,807       0.3%
    Assurant, Inc.                                               12,841  1,033,957       0.4%
    Assured Guaranty, Ltd.                                       28,592    854,615       0.4%
*   Asta Funding, Inc.                                            1,714     16,797       0.0%
#   Astoria Financial Corp.                                      18,463    270,114       0.1%
*   Atlanticus Holdings Corp.                                     2,898      9,998       0.0%
*   Atlas Financial Holdings, Inc.                                2,643     45,327       0.0%
    Auburn National Bancorporation, Inc.                             44      1,221       0.0%
    Axis Capital Holdings, Ltd.                                  19,622  1,117,865       0.5%
    Baldwin & Lyons, Inc. Class B                                 3,884     95,546       0.0%
#   Banc of California, Inc.                                      8,961    119,181       0.1%
    BancFirst Corp.                                               1,818    130,351       0.1%
*   Bancorp, Inc. (The)                                          11,326     70,561       0.0%
    BancorpSouth, Inc.                                           19,141    449,813       0.2%
    Bank Mutual Corp.                                             9,444     73,663       0.0%
    Bank of Commerce Holdings                                     1,233      9,001       0.0%
    Bank of Marin Bancorp                                           484     24,563       0.0%
    BankFinancial Corp.                                           4,311     54,189       0.0%
    Banner Corp.                                                  8,833    398,722       0.2%
#   Bar Harbor Bankshares                                           480     17,448       0.0%
*   BBX Capital Corp. Class A                                       558     11,361       0.0%
    BCB Bancorp, Inc.                                               994     11,729       0.0%
    Bear State Financial, Inc.                                      622      5,498       0.0%
    Beneficial Bancorp, Inc.                                     17,189    249,240       0.1%
    Berkshire Hills Bancorp, Inc.                                 7,922    234,095       0.1%
#   Blue Hills Bancorp, Inc.                                      4,438     69,011       0.0%
    BNC Bancorp                                                   5,961    148,429       0.1%
#   BOK Financial Corp.                                           7,666    544,439       0.2%
    Boston Private Financial Holdings, Inc.                      17,233    226,614       0.1%
    Bridge Bancorp, Inc.                                          2,276     62,704       0.0%
    Brookline Bancorp, Inc.                                      16,614    212,659       0.1%
    Bryn Mawr Bank Corp.                                          3,177     99,758       0.0%
    C&F Financial Corp.                                             179      7,482       0.0%
#   Calamos Asset Management, Inc. Class A                        5,477     35,381       0.0%
#   California First National Bancorp                             1,000     14,100       0.0%
    Camden National Corp.                                         3,509    115,867       0.1%
#   Capital Bank Financial Corp. Class A                          5,511    180,485       0.1%
    Capital City Bank Group, Inc.                                 4,260     64,070       0.0%
#   Capitol Federal Financial, Inc.                              29,722    436,022       0.2%
    Cardinal Financial Corp.                                      6,408    168,402       0.1%
*   Cascade Bancorp                                              15,716     96,025       0.0%
    Cathay General Bancorp                                        1,141     34,173       0.0%
    CenterState Banks, Inc.                                       8,972    167,597       0.1%
    Central Pacific Financial Corp.                               6,301    161,495       0.1%
    Central Valley Community Bancorp                              1,886     27,008       0.0%
    Century Bancorp, Inc. Class A                                   368     16,689       0.0%
    Charter Financial Corp.                                         904     11,436       0.0%
    Chemical Financial Corp.                                     12,412    533,095       0.2%
#   Citizens Community Bancorp, Inc.                              2,054     22,286       0.0%
    Citizens Holding Co.                                            171      3,950       0.0%
#   City Holding Co.                                              2,583    135,013       0.1%
    Civista Bancshares, Inc.                                        700     10,318       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
#   Clifton Bancorp, Inc.                                         4,510 $   68,958       0.0%
    CNB Financial Corp.                                           1,639     32,042       0.0%
    CNO Financial Group, Inc.                                    28,026    422,632       0.2%
#   Columbia Banking System, Inc.                                11,315    373,621       0.2%
#   Community Bank System, Inc.                                   8,709    410,281       0.2%
    Community Trust Bancorp, Inc.                                 3,209    117,289       0.1%
    ConnectOne Bancorp, Inc.                                      6,079    111,550       0.1%
*   Consumer Portfolio Services, Inc.                             5,621     25,182       0.0%
#*  Cowen Group, Inc. Class A                                    17,247     56,053       0.0%
*   CU Bancorp                                                      443     10,411       0.0%
#   Cullen/Frost Bankers, Inc.                                      288     21,885       0.0%
*   Customers Bancorp, Inc.                                       5,217    141,224       0.1%
#   CVB Financial Corp.                                          12,829    215,271       0.1%
    Dime Community Bancshares, Inc.                               8,720    141,264       0.1%
    Donegal Group, Inc. Class A                                   5,290     79,615       0.0%
#   Donegal Group, Inc. Class B                                     592     10,908       0.0%
    EMC Insurance Group, Inc.                                     4,869    118,560       0.1%
#*  Emergent Capital, Inc.                                        4,263     11,809       0.0%
    Employers Holdings, Inc.                                      8,487    266,067       0.1%
#*  Encore Capital Group, Inc.                                    3,776     74,954       0.0%
    Endurance Specialty Holdings, Ltd.                           13,895  1,277,645       0.5%
#*  Enova International, Inc.                                     6,351     59,699       0.0%
*   Enstar Group, Ltd.                                            2,041    344,113       0.1%
#   Enterprise Bancorp, Inc.                                        353      9,213       0.0%
    Enterprise Financial Services Corp.                           3,802    125,846       0.1%
    ESSA Bancorp, Inc.                                            1,308     17,632       0.0%
    EverBank Financial Corp.                                     17,090    330,008       0.1%
#*  Ezcorp, Inc. Class A                                         15,265    148,834       0.1%
    Farmers Capital Bank Corp.                                    1,442     45,279       0.0%
    Farmers National Banc Corp.                                   5,114     53,697       0.0%
    FBL Financial Group, Inc. Class A                             4,662    295,105       0.1%
*   FCB Financial Holdings, Inc. Class A                          5,758    214,773       0.1%
    Federal Agricultural Mortgage Corp. Class C                   1,100     44,913       0.0%
    Federated National Holding Co.                                3,927     70,333       0.0%
#   Fidelity & Guaranty Life                                      3,407     75,295       0.0%
    Fidelity Southern Corp.                                       5,342     97,385       0.0%
    Financial Institutions, Inc.                                  3,099     83,208       0.0%
*   First Acceptance Corp.                                        5,500      4,730       0.0%
#   First Bancorp(318910106)                                      5,011     99,067       0.0%
*   First BanCorp(318672706)                                     52,480    269,222       0.1%
#   First Bancorp, Inc.                                           1,542     36,499       0.0%
    First Busey Corp.                                             3,079     71,156       0.0%
    First Business Financial Services, Inc.                         600     11,310       0.0%
    First Citizens BancShares, Inc. Class A                       1,717    499,647       0.2%
    First Commonwealth Financial Corp.                           23,663    240,416       0.1%
    First Community Bancshares, Inc.                              4,563    103,352       0.0%
    First Connecticut Bancorp., Inc.                              2,286     40,577       0.0%
    First Defiance Financial Corp.                                2,005     79,157       0.0%
    First Federal of Northern Michigan Bancorp, Inc.                200      1,355       0.0%
    First Financial Bancorp                                      12,228    262,902       0.1%
    First Financial Corp.                                         1,400     56,140       0.0%
    First Financial Northwest, Inc.                               4,018     63,886       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
*   First Foundation, Inc.                                          987 $ 24,418       0.0%
    First Interstate BancSystem, Inc. Class A                     3,750  119,625       0.1%
    First Merchants Corp.                                         9,652  271,704       0.1%
    First Mid-Illinois Bancshares, Inc.                             395   10,464       0.0%
    First Midwest Bancorp, Inc.                                  16,119  311,258       0.1%
*   First NBC Bank Holding Co.                                    5,131   27,707       0.0%
*   First Northwest Bancorp                                         824   11,281       0.0%
    First of Long Island Corp. (The)                                690   22,046       0.0%
    First South Bancorp, Inc.                                       720    6,984       0.0%
    FirstCash, Inc.                                               3,202  151,134       0.1%
*   Flagstar Bancorp, Inc.                                       13,344  366,026       0.2%
    Flushing Financial Corp.                                      5,825  124,771       0.1%
#   FNB Corp.                                                    32,880  429,742       0.2%
#*  FNFV Group                                                   12,180  146,769       0.1%
    Fulton Financial Corp.                                       36,947  550,510       0.2%
    Gain Capital Holdings, Inc.                                  13,739   63,199       0.0%
#*  Genworth Financial, Inc. Class A                             77,912  322,556       0.1%
    German American Bancorp, Inc.                                   721   28,069       0.0%
    Glacier Bancorp, Inc.                                         1,997   56,435       0.0%
*   Global Indemnity P.L.C.                                       2,511   75,430       0.0%
    Great Southern Bancorp, Inc.                                  3,014  124,629       0.1%
    Great Western Bancorp, Inc.                                   6,828  220,135       0.1%
#*  Green Bancorp, Inc.                                             336    3,478       0.0%
*   Green Dot Corp. Class A                                       9,828  218,182       0.1%
*   Greenlight Capital Re, Ltd. Class A                           8,128  161,747       0.1%
    Guaranty Bancorp                                              3,101   58,919       0.0%
    Guaranty Federal Bancshares, Inc.                               100    1,657       0.0%
*   Hallmark Financial Services, Inc.                             5,065   52,473       0.0%
#   Hancock Holding Co.                                          15,899  533,411       0.2%
    Hanmi Financial Corp.                                         6,076  151,900       0.1%
    Hanover Insurance Group, Inc. (The)                           8,353  636,415       0.3%
#   HCI Group, Inc.                                               2,235   60,591       0.0%
    Heartland Financial USA, Inc.                                 4,608  172,570       0.1%
    Heritage Commerce Corp.                                       6,000   65,100       0.0%
    Heritage Financial Corp.                                      5,605  103,132       0.0%
#   Heritage Insurance Holdings, Inc.                             8,054   94,957       0.0%
*   Hilltop Holdings, Inc.                                       21,057  520,108       0.2%
*   HMN Financial, Inc.                                             750   11,025       0.0%
    Home Bancorp, Inc.                                              724   20,786       0.0%
*   HomeStreet, Inc.                                              6,669  183,731       0.1%
*   HomeTrust Bancshares, Inc.                                    2,713   50,462       0.0%
    Hope Bancorp, Inc.                                           36,109  582,799       0.2%
    HopFed Bancorp, Inc.                                            683    7,773       0.0%
    Horace Mann Educators Corp.                                   5,699  204,879       0.1%
    Horizon Bancorp                                               3,301   95,729       0.0%
    Iberiabank Corp.                                              8,428  553,298       0.2%
    Independence Holding Co.                                      6,112  107,266       0.1%
    Independent Bank Corp.(453836108)                             4,115  226,942       0.1%
    Independent Bank Corp.(453838609)                             3,881   65,201       0.0%
    Independent Bank Group, Inc.                                  2,030   98,049       0.0%
    Infinity Property & Casualty Corp.                            2,098  171,931       0.1%
    International Bancshares Corp.                               17,632  543,947       0.2%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
*   INTL. FCStone, Inc.                                           3,067 $110,105       0.1%
    Investment Technology Group, Inc.                             5,916   90,574       0.0%
    Investors Bancorp, Inc.                                      65,367  801,399       0.3%
    Investors Title Co.                                             125   12,000       0.0%
    James River Group Holdings, Ltd.                              4,243  159,707       0.1%
    Janus Capital Group, Inc.                                     7,701   98,727       0.0%
*   KCG Holdings, Inc. Class A                                   22,604  288,427       0.1%
    Kearny Financial Corp.                                       19,410  270,769       0.1%
    Kemper Corp.                                                 13,671  513,346       0.2%
#   Kentucky First Federal Bancorp                                  120      975       0.0%
    Kingstone Cos., Inc.                                          1,028   10,588       0.0%
#*  Ladenburg Thalmann Financial Services, Inc.                  20,372   41,559       0.0%
    Lake Sunapee Bank Group                                         200    3,644       0.0%
    Lakeland Bancorp, Inc.                                        8,519  120,544       0.1%
    Landmark Bancorp, Inc.                                          187    4,956       0.0%
    LegacyTexas Financial Group, Inc.                             9,427  322,498       0.1%
    Legg Mason, Inc.                                             22,003  631,926       0.3%
    Leucadia National Corp.                                      13,752  256,750       0.1%
    Macatawa Bank Corp.                                           6,205   50,447       0.0%
    Mackinac Financial Corp.                                      1,448   16,739       0.0%
#   Maiden Holdings, Ltd.                                        19,362  264,291       0.1%
    MainSource Financial Group, Inc.                              5,240  130,790       0.1%
    Marlin Business Services Corp.                                3,300   57,750       0.0%
    MB Financial, Inc.                                            2,765  100,618       0.0%
#*  MBIA, Inc.                                                   26,280  202,356       0.1%
#   MBT Financial Corp.                                           5,237   46,086       0.0%
    Mercantile Bank Corp.                                         3,478   95,715       0.0%
    Merchants Bancshares, Inc.                                      899   38,657       0.0%
    Meridian Bancorp, Inc.                                       11,551  184,238       0.1%
    Meta Financial Group, Inc.                                    2,013  147,452       0.1%
*   MGIC Investment Corp.                                         1,576   12,860       0.0%
#   MidSouth Bancorp, Inc.                                        2,318   23,760       0.0%
    MidWestOne Financial Group, Inc.                                453   13,173       0.0%
    MutualFirst Financial, Inc.                                     414   11,323       0.0%
    National Bank Holdings Corp. Class A                          7,936  193,162       0.1%
    National General Holdings Corp.                               4,090   84,050       0.0%
#   National Western Life Group, Inc. Class A                       620  133,548       0.1%
    Navient Corp.                                                67,151  858,190       0.4%
    Navigators Group, Inc. (The)                                  3,855  359,286       0.2%
    NBT Bancorp, Inc.                                             8,450  284,849       0.1%
    Nelnet, Inc. Class A                                          8,117  318,024       0.1%
#*  NewStar Financial, Inc.                                      12,126  117,986       0.1%
*   Nicholas Financial, Inc.                                        247    2,376       0.0%
*   NMI Holdings, Inc. Class A                                   17,412  133,202       0.1%
    Northeast Bancorp                                             1,166   13,059       0.0%
    Northeast Community Bancorp, Inc.                             2,631   19,075       0.0%
    Northfield Bancorp, Inc.                                     10,026  164,928       0.1%
    Northrim BanCorp, Inc.                                        1,773   43,527       0.0%
#   Northwest Bancshares, Inc.                                   20,219  318,247       0.1%
    Norwood Financial Corp.                                          44    1,276       0.0%
#   OceanFirst Financial Corp.                                    3,249   67,189       0.0%
    OFG Bancorp                                                   7,857   83,677       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Financials -- (Continued)
    Ohio Valley Banc Corp.                                          197 $    4,758       0.0%
    Old Line Bancshares, Inc.                                     1,000     19,685       0.0%
    Old National Bancorp.                                        36,047    529,891       0.2%
    Old Republic International Corp.                             54,408    917,319       0.4%
    Old Second Bancorp, Inc.                                      1,922     14,896       0.0%
    OneBeacon Insurance Group, Ltd. Class A                       3,519     48,351       0.0%
    Oppenheimer Holdings, Inc. Class A                            3,292     46,088       0.0%
    Opus Bank                                                     6,415    128,621       0.1%
    Oritani Financial Corp.                                       8,934    139,817       0.1%
    Orrstown Financial Services, Inc.                               570     11,913       0.0%
    Pacific Continental Corp.                                     4,179     71,670       0.0%
*   Pacific Mercantile Bancorp                                    3,764     21,078       0.0%
*   Pacific Premier Bancorp, Inc.                                 4,294    111,000       0.1%
    PacWest Bancorp                                              24,964  1,083,188       0.4%
    Park Sterling Corp.                                           9,923     85,437       0.0%
*   Patriot National Bancorp, Inc.                                   60        780       0.0%
    Peapack Gladstone Financial Corp.                             1,865     39,445       0.0%
#   Penns Woods Bancorp, Inc.                                       225      9,563       0.0%
#   People's United Financial, Inc.                              66,626  1,082,006       0.4%
    People's Utah Bancorp                                         1,308     26,225       0.0%
    Peoples Bancorp, Inc.                                         3,643     90,237       0.0%
*   PHH Corp.                                                    14,003    203,324       0.1%
*   PICO Holdings, Inc.                                           7,342     88,838       0.0%
#   Pinnacle Financial Partners, Inc.                             1,162     59,959       0.0%
*   Piper Jaffray Cos.                                            1,891    106,936       0.0%
    Popular, Inc.                                                21,345    774,823       0.3%
*   PRA Group, Inc.                                               2,409     76,847       0.0%
    Preferred Bank                                                2,512     95,255       0.0%
    Premier Financial Bancorp, Inc.                               1,347     22,657       0.0%
    ProAssurance Corp.                                              352     18,762       0.0%
    Prosperity Bancshares, Inc.                                  14,155    785,178       0.3%
    Provident Financial Holdings, Inc.                            2,100     40,068       0.0%
    Provident Financial Services, Inc.                           17,309    392,741       0.2%
#   Prudential Bancorp, Inc.                                         88      1,298       0.0%
    QCR Holdings, Inc.                                            1,363     44,298       0.0%
    Radian Group, Inc.                                           39,764    540,393       0.2%
*   Regional Management Corp.                                     2,461     54,806       0.0%
    Reinsurance Group of America, Inc.                           11,256  1,214,072       0.5%
#   RenaissanceRe Holdings, Ltd.                                  8,934  1,110,407       0.5%
    Renasant Corp.                                               11,011    371,511       0.2%
    Republic Bancorp, Inc. Class A                                2,681     84,827       0.0%
#*  Republic First Bancorp, Inc.                                    425      1,679       0.0%
    Riverview Bancorp, Inc.                                       6,235     32,609       0.0%
    S&T Bancorp, Inc.                                             9,135    286,748       0.1%
*   Safeguard Scientifics, Inc.                                   1,814     21,405       0.0%
    Safety Insurance Group, Inc.                                  3,256    220,431       0.1%
    Sandy Spring Bancorp, Inc.                                    5,167    163,794       0.1%
#*  Santander Consumer USA Holdings, Inc.                        44,292    540,362       0.2%
*   Seacoast Banking Corp. of Florida                             7,866    136,947       0.1%
#   Selective Insurance Group, Inc.                              10,000    369,500       0.2%
    Shore Bancshares, Inc.                                        1,366     17,444       0.0%
    SI Financial Group, Inc.                                      1,984     25,891       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Financials -- (Continued)
    Sierra Bancorp                                                1,715 $ 30,630       0.0%
    Simmons First National Corp. Class A                          6,001  296,149       0.1%
#*  SLM Corp.                                                    10,029   70,704       0.0%
    South State Corp.                                             4,319  316,799       0.1%
*   Southern First Bancshares, Inc.                                 266    7,062       0.0%
    Southern Missouri Bancorp, Inc.                                 320    7,869       0.0%
#   Southside Bancshares, Inc.                                    4,480  146,138       0.1%
    Southwest Bancorp, Inc.                                       4,639   86,517       0.0%
    Southwest Georgia Financial Corp.                                98    1,571       0.0%
    State Auto Financial Corp.                                    9,899  226,687       0.1%
    State Bank Financial Corp.                                    6,607  145,684       0.1%
    State National Cos., Inc.                                     7,894   80,756       0.0%
#   Sterling Bancorp                                             25,698  462,564       0.2%
    Stewart Information Services Corp.                            4,841  217,603       0.1%
#*  Stifel Financial Corp.                                       11,602  454,102       0.2%
    Stonegate Bank                                                3,621  125,431       0.1%
    Suffolk Bancorp                                               2,821  101,556       0.0%
#   Sun Bancorp, Inc.                                             2,127   48,921       0.0%
    TCF Financial Corp.                                          33,961  485,642       0.2%
    Territorial Bancorp, Inc.                                     1,287   36,705       0.0%
*   Texas Capital Bancshares, Inc.                                7,047  417,887       0.2%
*   Third Point Reinsurance, Ltd.                                16,838  197,846       0.1%
    Timberland Bancorp, Inc.                                        400    6,584       0.0%
#   Tiptree Financial, Inc. Class A                               7,900   45,820       0.0%
    Towne Bank                                                    4,931  122,289       0.1%
    Trico Bancshares                                              4,401  115,834       0.1%
#*  TriState Capital Holdings, Inc.                               3,690   65,129       0.0%
    TrustCo Bank Corp. NY                                        18,233  127,631       0.1%
#   Trustmark Corp.                                              18,067  500,095       0.2%
#   UMB Financial Corp.                                           2,227  138,185       0.1%
    Umpqua Holdings Corp.                                        47,652  728,123       0.3%
*   Unico American Corp.                                          1,400   15,855       0.0%
    Union Bankshares Corp.                                       11,389  318,095       0.1%
    United Community Banks, Inc.                                 14,166  305,561       0.1%
    United Community Financial Corp.                             10,243   75,286       0.0%
    United Financial Bancorp, Inc.                               12,512  184,052       0.1%
    United Fire Group, Inc.                                       6,646  262,650       0.1%
    United Insurance Holdings Corp.                               4,286   62,147       0.0%
    Unity Bancorp, Inc.                                             653    8,032       0.0%
    Univest Corp. of Pennsylvania                                 4,670  110,913       0.1%
    Validus Holdings, Ltd.                                       17,385  888,373       0.4%
#   Valley National Bancorp                                      51,157  504,408       0.2%
#   Virtus Investment Partners, Inc.                              1,408  151,078       0.1%
    Voya Financial, Inc.                                         31,307  956,429       0.4%
*   Walker & Dunlop, Inc.                                         5,841  140,593       0.1%
    Washington Federal, Inc.                                     18,881  514,507       0.2%
#   Washington Trust Bancorp, Inc.                                2,303  105,708       0.0%
    WashingtonFirst Bankshares, Inc.                                500   12,225       0.0%
    Waterstone Financial, Inc.                                    6,328  107,260       0.1%
    WesBanco, Inc.                                                9,876  325,019       0.1%
    West Bancorporation, Inc.                                     1,418   27,367       0.0%
#   Western New England Bancorp, Inc.                             4,449   35,147       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Financials -- (Continued)
    White Mountains Insurance Group, Ltd.                           802 $   665,435       0.3%
#   Wintrust Financial Corp.                                     10,608     572,302       0.2%
    WR Berkley Corp.                                              3,782     215,952       0.1%
    WSFS Financial Corp.                                          5,194     182,050       0.1%
    Yadkin Financial Corp.                                          416      11,540       0.0%
#   Zions Bancorporation                                         43,201   1,391,504       0.6%
                                                                        -----------      ----
Total Financials                                                         64,560,075      26.1%
                                                                        -----------      ----
Health Care -- (3.9%)
    Aceto Corp.                                                   6,968     127,723       0.1%
*   Achillion Pharmaceuticals, Inc.                               1,563       9,816       0.0%
#*  Acorda Therapeutics, Inc.                                     8,877     157,123       0.1%
#*  Addus HomeCare Corp.                                          3,705      93,736       0.0%
#*  Air Methods Corp.                                             7,055     186,605       0.1%
*   Allscripts Healthcare Solutions, Inc.                         3,518      42,251       0.0%
*   Almost Family, Inc.                                           3,111     122,107       0.1%
#*  Amedisys, Inc.                                                2,298      99,411       0.0%
*   American Shared Hospital Services                               400       1,170       0.0%
#*  Amphastar Pharmaceuticals, Inc.                               3,311      60,062       0.0%
#*  Amsurg Corp.                                                 10,294     615,066       0.3%
#   Analogic Corp.                                                2,683     219,604       0.1%
*   AngioDynamics, Inc.                                          12,603     200,892       0.1%
*   Applied Genetic Technologies Corp.                            4,817      34,442       0.0%
#*  Aptevo Therapeutics, Inc.                                     3,731       8,245       0.0%
*   Arrhythmia Research Technology, Inc.                            291       1,208       0.0%
#*  Brookdale Senior Living, Inc.                                30,776     444,098       0.2%
*   Caladrius Biosciences, Inc.                                   2,100       8,631       0.0%
*   Catalyst Biosciences, Inc.                                      642         462       0.0%
#*  Chimerix, Inc.                                               13,830      56,011       0.0%
*   Community Health Systems, Inc.                               18,612      98,271       0.0%
*   Concert Pharmaceuticals, Inc.                                 1,036       7,998       0.0%
#   CONMED Corp.                                                  6,019     240,760       0.1%
*   Cross Country Healthcare, Inc.                                1,111      12,410       0.0%
    CryoLife, Inc.                                                6,394     108,698       0.0%
#*  Cumberland Pharmaceuticals, Inc.                              3,402      16,159       0.0%
*   Cynosure, Inc. Class A                                        3,886     165,738       0.1%
*   Derma Sciences, Inc.                                          1,159       5,158       0.0%
    Digirad Corp.                                                 7,000      30,800       0.0%
#*  Emergent BioSolutions, Inc.                                   7,463     199,411       0.1%
*   Enanta Pharmaceuticals, Inc.                                    549      12,912       0.0%
#   Ensign Group, Inc. (The)                                      3,747      69,207       0.0%
#*  Esperion Therapeutics, Inc.                                   6,016      61,965       0.0%
*   Exactech, Inc.                                                3,062      73,947       0.0%
*   Five Star Quality Care, Inc.                                 14,400      40,320       0.0%
#*  Genesis Healthcare, Inc.                                        298         781       0.0%
*   Haemonetics Corp.                                             9,618     321,337       0.1%
#*  Halyard Health, Inc.                                         11,585     374,775       0.2%
*   Hanger, Inc.                                                  2,855      22,840       0.0%
*   Harvard Bioscience, Inc.                                      8,680      20,832       0.0%
*   HealthStream, Inc.                                            1,398      37,704       0.0%
*   Healthways, Inc.                                              6,165     152,892       0.1%
*   HMS Holdings Corp.                                           14,992     315,881       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                         SHARES   VALUE+    OF NET ASSETS**
                                                                         ------ ----------- ---------------
Health Care -- (Continued)
*           Impax Laboratories, Inc.                                     14,108 $   283,571       0.1%
*           InfuSystems Holdings, Inc.                                    2,347       5,985       0.0%
*           Integer Holdings Corp.                                        8,216     181,163       0.1%
*           Interpace Diagnostics Group, Inc.                             3,900         497       0.0%
#*          Intra-Cellular Therapies, Inc.                               11,536     143,046       0.1%
#           Invacare Corp.                                                8,466      77,464       0.0%
            Kewaunee Scientific Corp.                                       637      14,046       0.0%
            Kindred Healthcare, Inc.                                     16,484     162,367       0.1%
*           LHC Group, Inc.                                               3,928     134,613       0.1%
*           LifePoint Health, Inc.                                        8,598     514,590       0.2%
*           Luminex Corp.                                                 8,320     173,306       0.1%
*           Magellan Health, Inc.                                         4,731     243,410       0.1%
(degrees)#* Medcath Corp.                                                 5,455          --       0.0%
#*          MEDNAX, Inc.                                                  5,836     357,455       0.1%
*           Merit Medical Systems, Inc.                                   9,607     210,874       0.1%
*           Mirati Therapeutics, Inc.                                     1,986      10,029       0.0%
#*          Molina Healthcare, Inc.                                      10,590     576,202       0.2%
            National HealthCare Corp.                                     2,014     130,306       0.1%
*           Nuvectra Corp.                                                1,742       9,355       0.0%
*           Omnicell, Inc.                                                6,188     201,883       0.1%
*           OraSure Technologies, Inc.                                   11,660      87,567       0.0%
*           Orthofix International NV                                     1,169      42,844       0.0%
#           Owens & Minor, Inc.                                          12,573     407,994       0.2%
            PDL BioPharma, Inc.                                          32,650     105,133       0.0%
*           PharMerica Corp.                                              7,154     170,265       0.1%
*           Prestige Brands Holdings, Inc.                                8,858     401,090       0.2%
*           Providence Service Corp. (The)                                2,891     116,984       0.1%
#*          Quorum Health Corp.                                           7,865      31,775       0.0%
*           RTI Surgical, Inc.                                           12,022      30,656       0.0%
*           SciClone Pharmaceuticals, Inc.                                8,478      75,878       0.0%
*           SeaSpine Holdings Corp.                                       2,563      23,862       0.0%
#*          Select Medical Holdings Corp.                                26,235     341,055       0.1%
            Span-America Medical Systems, Inc.                              363       6,647       0.0%
#*          Spectrum Pharmaceuticals, Inc.                               21,391      75,724       0.0%
#*          Tetraphase Pharmaceuticals, Inc.                              9,360      32,760       0.0%
#*          Triple-S Management Corp. Class B                             4,208      87,021       0.0%
#*          Universal American Corp.                                     20,210     151,777       0.1%
*           VWR Corp.                                                    13,392     368,414       0.2%
*           WellCare Health Plans, Inc.                                   8,864   1,006,153       0.4%
*           Zafgen, Inc.                                                  8,180      24,622       0.0%
*           Zogenix, Inc.                                                 2,100      17,115       0.0%
                                                                                -----------       ---
Total Health Care                                                                11,914,957       4.8%
                                                                                -----------       ---
Industrials -- (16.0%)
            AAR Corp.                                                     6,561     211,067       0.1%
            ABM Industries, Inc.                                         12,066     471,539       0.2%
*           ACCO Brands Corp.                                            28,133     312,276       0.1%
            Acme United Corp.                                               100       2,186       0.0%
#           Actuant Corp. Class A                                         7,983     178,021       0.1%
#*          AECOM                                                        27,241     758,662       0.3%
*           Aegion Corp.                                                  6,770     125,313       0.1%
#*          Aerovironment, Inc.                                           7,000     167,930       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
#   AGCO Corp.                                                   14,685 $750,110       0.3%
#   Air Lease Corp.                                              20,316  614,762       0.2%
*   Air Transport Services Group, Inc.                           12,910  170,799       0.1%
#   Aircastle, Ltd.                                              19,807  407,034       0.2%
    Alamo Group, Inc.                                             2,488  161,521       0.1%
    Albany International Corp. Class A                            5,929  241,607       0.1%
    Allied Motion Technologies, Inc.                              1,600   31,648       0.0%
*   Alpha PRO Tech, Ltd.                                          3,388   11,350       0.0%
    Altra Industrial Motion Corp.                                 4,631  136,615       0.1%
    AMERCO                                                        1,764  568,696       0.2%
#*  Ameresco, Inc. Class A                                        5,950   28,560       0.0%
    American Railcar Industries, Inc.                             3,348  123,139       0.1%
*   AMREP Corp.                                                     600    4,428       0.0%
#   Applied Industrial Technologies, Inc.                         7,499  380,949       0.2%
*   ARC Document Solutions, Inc.                                 10,648   36,523       0.0%
*   ARC Group Worldwide, Inc.                                     2,464    9,856       0.0%
    ArcBest Corp.                                                 8,910  177,309       0.1%
    Argan, Inc.                                                   2,536  144,172       0.1%
*   Armstrong Flooring, Inc.                                      4,646   75,219       0.0%
*   Arotech Corp.                                                 3,700    9,805       0.0%
    Astec Industries, Inc.                                        4,853  268,662       0.1%
#*  Atlas Air Worldwide Holdings, Inc.                            6,497  271,899       0.1%
*   Avis Budget Group, Inc.                                      16,000  517,760       0.2%
*   Babcock & Wilcox Enterprises, Inc.                            9,900  155,826       0.1%
    Barnes Group, Inc.                                           11,501  458,200       0.2%
*   Beacon Roofing Supply, Inc.                                   3,910  164,376       0.1%
#*  BMC Stock Holdings, Inc.                                     11,978  198,236       0.1%
    Brady Corp. Class A                                           8,910  294,921       0.1%
#   Briggs & Stratton Corp.                                       7,571  140,972       0.1%
*   CAI International, Inc.                                       5,765   43,872       0.0%
    Carlisle Cos., Inc.                                           1,396  146,371       0.1%
*   CBIZ, Inc.                                                   17,838  197,110       0.1%
    CDI Corp.                                                     4,466   27,466       0.0%
    CECO Environmental Corp.                                      6,837   67,686       0.0%
#   Celadon Group, Inc.                                           8,097   52,631       0.0%
*   Chart Industries, Inc.                                        8,004  222,031       0.1%
    CIRCOR International, Inc.                                    3,554  191,134       0.1%
*   Civeo Corp.                                                   6,350    7,176       0.0%
#*  Clean Harbors, Inc.                                          11,053  523,028       0.2%
#*  Colfax Corp.                                                 24,789  788,042       0.3%
    Columbus McKinnon Corp.                                       4,227   82,384       0.0%
*   Commercial Vehicle Group, Inc.                                7,625   34,618       0.0%
    CompX International, Inc.                                       200    2,230       0.0%
*   Continental Building Products, Inc.                           5,980  122,291       0.1%
    Copa Holdings SA Class A                                      5,418  499,702       0.2%
#   Covanta Holding Corp.                                        25,892  388,380       0.2%
*   Covenant Transportation Group, Inc. Class A                   2,210   35,338       0.0%
*   CPI Aerostructures, Inc.                                        800    5,400       0.0%
*   CRA International, Inc.                                       1,273   39,641       0.0%
#*  CSW Industrials, Inc.                                         2,389   73,940       0.0%
    Cubic Corp.                                                   7,062  301,547       0.1%
    Curtiss-Wright Corp.                                          2,343  209,980       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Industrials -- (Continued)
#*  DigitalGlobe, Inc.                                           16,389 $411,364       0.2%
#   Douglas Dynamics, Inc.                                        4,180  134,178       0.1%
*   Ducommun, Inc.                                                3,539   67,383       0.0%
#*  DXP Enterprises, Inc.                                         1,496   32,598       0.0%
#*  Dycom Industries, Inc.                                        1,864  143,398       0.1%
    Dynamic Materials Corp.                                       3,187   34,579       0.0%
    Eastern Co. (The)                                               510   10,047       0.0%
#*  Echo Global Logistics, Inc.                                   5,758  122,070       0.1%
    Ecology and Environment, Inc. Class A                           210    2,058       0.0%
    Encore Wire Corp.                                             5,068  173,072       0.1%
    EnerSys                                                       4,033  262,669       0.1%
*   Engility Holdings, Inc.                                       5,369  154,251       0.1%
    Ennis, Inc.                                                   5,015   73,470       0.0%
    EnPro Industries, Inc.                                        1,531   82,858       0.0%
    ESCO Technologies, Inc.                                       5,398  240,481       0.1%
    Essendant, Inc.                                               7,167  110,013       0.0%
*   Esterline Technologies Corp.                                  7,691  564,904       0.2%
    Federal Signal Corp.                                         18,356  225,412       0.1%
    Fluor Corp.                                                     997   51,834       0.0%
    Forward Air Corp.                                             5,998  247,837       0.1%
*   Franklin Covey Co.                                            3,400   62,220       0.0%
    Franklin Electric Co., Inc.                                   2,453   89,412       0.0%
    FreightCar America, Inc.                                      4,064   53,076       0.0%
*   FTI Consulting, Inc.                                         11,034  429,885       0.2%
*   Fuel Tech, Inc.                                               1,990    2,557       0.0%
    G&K Services, Inc. Class A                                      537   50,854       0.0%
#   GATX Corp.                                                    8,248  361,015       0.1%
*   Genco Shipping & Trading, Ltd.                                2,204   14,414       0.0%
*   Gencor Industries, Inc.                                       1,822   22,046       0.0%
#   General Cable Corp.                                          10,666  149,324       0.1%
#*  Genesee & Wyoming, Inc. Class A                              11,679  793,471       0.3%
*   Gibraltar Industries, Inc.                                    6,625  257,712       0.1%
*   Global Power Equipment Group, Inc.                            1,267    4,688       0.0%
*   Goldfield Corp. (The)                                         7,500   20,625       0.0%
*   GP Strategies Corp.                                           3,543   91,587       0.0%
    Graham Corp.                                                    600   10,710       0.0%
#   Granite Construction, Inc.                                    8,269  406,504       0.2%
*   Great Lakes Dredge & Dock Corp.                              18,178   64,532       0.0%
#   Greenbrier Cos., Inc. (The)                                   4,175  131,513       0.1%
#   Griffon Corp.                                                10,396  173,613       0.1%
    H&E Equipment Services, Inc.                                  1,263   17,619       0.0%
    Hardinge, Inc.                                                3,769   36,559       0.0%
#*  Hawaiian Holdings, Inc.                                       1,405   63,260       0.0%
    Heidrick & Struggles International, Inc.                      5,563  102,916       0.0%
*   Herc Holdings, Inc.                                           1,142   34,363       0.0%
*   Heritage-Crystal Clean, Inc.                                  3,150   41,265       0.0%
*   Hertz Global Holdings, Inc.                                   3,428  113,638       0.0%
*   Hill International, Inc.                                      6,408   24,671       0.0%
    Houston Wire & Cable Co.                                      4,069   21,769       0.0%
*   Hub Group, Inc. Class A                                       7,263  264,736       0.1%
    Hudson Global, Inc.                                           1,700    2,448       0.0%
*   Hudson Technologies, Inc.                                     4,957   30,238       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    Hurco Cos., Inc.                                              1,730 $   45,326       0.0%
*   Huron Consulting Group, Inc.                                  4,366    244,714       0.1%
    Hyster-Yale Materials Handling, Inc.                          2,197    127,887       0.1%
*   ICF International, Inc.                                       4,105    190,472       0.1%
*   IES Holdings, Inc.                                            2,240     33,488       0.0%
*   InnerWorkings, Inc.                                          22,744    200,375       0.1%
    Insteel Industries, Inc.                                      3,260     87,694       0.0%
    ITT, Inc.                                                    16,650    586,413       0.2%
*   Jacobs Engineering Group, Inc.                               26,217  1,352,273       0.5%
*   JetBlue Airways Corp.                                        12,338    215,668       0.1%
    Joy Global, Inc.                                              9,942    276,686       0.1%
    Kadant, Inc.                                                  1,982    102,370       0.0%
#   Kaman Corp.                                                   5,625    245,587       0.1%
    KBR, Inc.                                                    14,768    218,714       0.1%
    Kelly Services, Inc. Class A                                  9,154    171,454       0.1%
    Kennametal, Inc.                                              3,282     92,913       0.0%
*   Key Technology, Inc.                                            987     10,176       0.0%
#*  KEYW Holding Corp. (The)                                      6,415     67,293       0.0%
    Kimball International, Inc. Class B                           3,051     38,138       0.0%
#*  Kirby Corp.                                                  11,257    663,600       0.3%
#*  KLX, Inc.                                                    13,782    474,376       0.2%
#   Knight Transportation, Inc.                                  15,598    456,241       0.2%
    Korn/Ferry International                                     11,139    227,124       0.1%
#*  Kratos Defense & Security Solutions, Inc.                    16,233     91,229       0.0%
*   Lawson Products, Inc.                                         1,607     30,292       0.0%
#*  Layne Christensen Co.                                         5,272     45,181       0.0%
    LB Foster Co. Class A                                         2,930     36,332       0.0%
#*  LMI Aerospace, Inc.                                           3,746     28,132       0.0%
    LS Starrett Co. (The) Class A                                   489      4,499       0.0%
    LSI Industries, Inc.                                          5,575     47,945       0.0%
*   Lydall, Inc.                                                  3,051    142,634       0.1%
    Macquarie Infrastructure Corp.                                5,170    422,958       0.2%
#*  Manitex International, Inc.                                     195      1,082       0.0%
#   Manitowoc Co., Inc. (The)                                    35,981    145,363       0.1%
#*  Manitowoc Foodservice, Inc.                                  15,347    231,893       0.1%
    ManpowerGroup, Inc.                                          13,825  1,061,760       0.4%
    Marten Transport, Ltd.                                        8,530    174,865       0.1%
*   MasTec, Inc.                                                 16,494    470,904       0.2%
    Matson, Inc.                                                  7,518    300,269       0.1%
    Matthews International Corp. Class A                          6,523    390,728       0.2%
    McGrath RentCorp                                              5,173    155,707       0.1%
*   Mercury Systems, Inc.                                         8,735    242,658       0.1%
*   MFRI, Inc.                                                    1,500     12,000       0.0%
    Miller Industries, Inc.                                       2,674     58,694       0.0%
*   Mistras Group, Inc.                                           5,521    115,610       0.0%
#   Mobile Mini, Inc.                                             8,725    221,179       0.1%
*   Moog, Inc. Class A                                            6,597    383,088       0.2%
#*  MRC Global, Inc.                                             22,530    332,092       0.1%
    Mueller Industries, Inc.                                     11,381    344,730       0.1%
*   MYR Group, Inc.                                               3,242     96,741       0.0%
    National Presto Industries, Inc.                                238     20,766       0.0%
*   Navigant Consulting, Inc.                                    12,572    294,185       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
*   NL Industries, Inc.                                          13,210 $   42,272       0.0%
#   NN, Inc.                                                      7,176    126,656       0.1%
#*  Northwest Pipe Co.                                            4,013     52,610       0.0%
#*  NOW, Inc.                                                    12,482    269,112       0.1%
#*  NV5 Global, Inc.                                              1,615     46,189       0.0%
*   On Assignment, Inc.                                          10,218    351,601       0.1%
    Orbital ATK, Inc.                                             1,319     98,081       0.0%
#*  Orion Energy Systems, Inc.                                    5,713      6,798       0.0%
*   Orion Marine Group, Inc.                                      6,141     49,619       0.0%
    Owens Corning                                                23,365  1,139,745       0.5%
*   PAM Transportation Services, Inc.                             1,458     28,723       0.0%
    Park-Ohio Holdings Corp.                                        840     26,838       0.0%
*   Patriot Transportation Holding, Inc.                            178      3,804       0.0%
    Powell Industries, Inc.                                       3,412    120,751       0.0%
    Preformed Line Products Co.                                     807     34,717       0.0%
#   Primoris Services Corp.                                       8,995    180,170       0.1%
    Providence and Worcester Railroad Co.                           200      4,998       0.0%
    Quad/Graphics, Inc.                                           4,483    106,516       0.0%
    Quanex Building Products Corp.                               10,042    163,685       0.1%
*   Quanta Services, Inc.                                        31,205    897,144       0.4%
*   Radiant Logistics, Inc.                                      12,254     30,635       0.0%
#   Raven Industries, Inc.                                        6,313    135,414       0.1%
*   RBC Bearings, Inc.                                              849     60,576       0.0%
    RCM Technologies, Inc.                                        4,177     29,573       0.0%
    Regal Beloit Corp.                                            8,830    521,853       0.2%
    Resources Connection, Inc.                                   10,756    159,727       0.1%
*   Revolution Lighting Technologies, Inc.                        1,826     12,526       0.0%
*   Roadrunner Transportation Systems, Inc.                      10,671     81,100       0.0%
*   RPX Corp.                                                    14,830    144,741       0.1%
*   Rush Enterprises, Inc. Class A                                5,805    152,381       0.1%
*   Rush Enterprises, Inc. Class B                                1,650     41,910       0.0%
    Ryder System, Inc.                                           11,573    803,050       0.3%
*   Saia, Inc.                                                    4,947    176,361       0.1%
*   SIFCO Industries, Inc.                                          659      6,788       0.0%
    Simpson Manufacturing Co., Inc.                               9,789    418,969       0.2%
    SkyWest, Inc.                                                13,482    406,482       0.2%
*   SP Plus Corp.                                                 2,672     67,334       0.0%
*   Sparton Corp.                                                 2,441     58,413       0.0%
*   Spirit Aerosystems Holdings, Inc. Class A                     5,847    294,455       0.1%
#*  Spirit Airlines, Inc.                                        13,831    662,920       0.3%
*   SPX Corp.                                                     7,272    138,241       0.1%
*   SPX FLOW, Inc.                                               10,657    267,384       0.1%
    Steelcase, Inc. Class A                                      11,596    154,807       0.1%
*   Sterling Construction Co., Inc.                               5,144     37,448       0.0%
    Supreme Industries, Inc. Class A                              2,243     27,342       0.0%
#*  Team, Inc.                                                    5,131    157,778       0.1%
*   Teledyne Technologies, Inc.                                   6,022    648,449       0.3%
    Terex Corp.                                                  21,962    524,453       0.2%
    Tetra Tech, Inc.                                             12,388    476,319       0.2%
    Textainer Group Holdings, Ltd.                                7,196     54,690       0.0%
*   Thermon Group Holdings, Inc.                                  5,791    106,149       0.0%
#   Titan International, Inc.                                    12,326    125,602       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Industrials -- (Continued)
*   Titan Machinery, Inc.                                         2,923 $    27,155       0.0%
*   TRC Cos., Inc.                                                3,043      24,800       0.0%
*   TriMas Corp.                                                 11,893     213,479       0.1%
    Trinity Industries, Inc.                                     32,811     700,515       0.3%
    Triton International, Ltd.                                   12,190     147,133       0.1%
#   Triumph Group, Inc.                                           9,529     225,837       0.1%
*   TrueBlue, Inc.                                                7,408     129,640       0.1%
*   Tutor Perini Corp.                                           12,998     247,612       0.1%
    Twin Disc, Inc.                                               1,222      13,210       0.0%
*   Ultralife Corp.                                                 969       3,973       0.0%
    UniFirst Corp.                                                2,584     316,540       0.1%
#*  United Rentals, Inc.                                          4,099     310,130       0.1%
#*  Univar, Inc.                                                  1,773      39,449       0.0%
    Universal Forest Products, Inc.                               4,394     377,840       0.2%
#*  USA Truck, Inc.                                               1,857      15,283       0.0%
#*  USG Corp.                                                    18,591     468,121       0.2%
    Valmont Industries, Inc.                                      1,566     200,370       0.1%
*   Vectrus, Inc.                                                 1,531      25,675       0.0%
#*  Veritiv Corp.                                                 2,715     146,474       0.1%
*   Versar, Inc.                                                    700         868       0.0%
    Viad Corp.                                                    4,389     182,144       0.1%
*   Virco Manufacturing Corp.                                     4,400      18,700       0.0%
    VSE Corp.                                                     1,686      48,624       0.0%
#*  Wabash National Corp.                                        12,439     139,939       0.1%
    Waste Connections, Inc.                                         429      32,265       0.0%
    Watts Water Technologies, Inc. Class A                        3,468     208,080       0.1%
#   Werner Enterprises, Inc.                                     13,699     329,461       0.1%
#*  Wesco Aircraft Holdings, Inc.                                23,143     297,388       0.1%
*   WESCO International, Inc.                                     9,820     532,244       0.2%
*   Willis Lease Finance Corp.                                    2,293      61,017       0.0%
*   XPO Logistics, Inc.                                          22,429     738,587       0.3%
                                                                        -----------      ----
Total Industrials                                                        48,920,612      19.8%
                                                                        -----------      ----
Information Technology -- (11.7%)
#*  Actua Corp.                                                  13,864     161,516       0.1%
*   Acxiom Corp.                                                 15,044     354,437       0.2%
*   ADDvantage Technologies Group, Inc.                           1,399       2,588       0.0%
    ADTRAN, Inc.                                                  9,458     171,663       0.1%
*   Advanced Energy Industries, Inc.                                411      19,605       0.0%
*   Agilysys, Inc.                                                1,141      11,011       0.0%
*   Alpha & Omega Semiconductor, Ltd.                             5,179     109,432       0.1%
*   Amkor Technology, Inc.                                       43,003     398,638       0.2%
*   Anixter International, Inc.                                   6,636     436,317       0.2%
*   ARRIS International P.L.C.                                    7,634     212,073       0.1%
*   Arrow Electronics, Inc.                                      19,750   1,207,120       0.5%
    AstroNova, Inc.                                               1,475      21,461       0.0%
*   Aviat Networks, Inc.                                          1,600      13,584       0.0%
    Avnet, Inc.                                                  27,590   1,157,400       0.5%
    AVX Corp.                                                    28,111     394,116       0.2%
*   Aware, Inc.                                                   4,272      22,321       0.0%
*   Axcelis Technologies, Inc.                                    5,579      76,153       0.0%
*   AXT, Inc.                                                     9,694      49,924       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                          PERCENTAGE
                                                                        SHARES  VALUE+  OF NET ASSETS**
                                                                        ------ -------- ---------------
Information Technology -- (Continued)
*          Bankrate, Inc.                                               15,950 $124,410       0.1%
           Bel Fuse, Inc. Class B                                          680   16,218       0.0%
*          Benchmark Electronics, Inc.                                   9,349  235,127       0.1%
           Black Box Corp.                                               4,726   54,349       0.0%
#*         Blackhawk Network Holdings, Inc.                                638   21,979       0.0%
*          Blucora, Inc.                                                14,134  187,982       0.1%
(degrees)* Bogen Corp.                                                   1,000       --       0.0%
#*         BroadVision, Inc.                                             1,325    5,963       0.0%
           Brocade Communications Systems, Inc.                         75,774  803,204       0.3%
           Brooks Automation, Inc.                                      15,210  198,186       0.1%
*          BSQUARE Corp.                                                   300    1,245       0.0%
           Cabot Microelectronics Corp.                                  4,633  256,020       0.1%
*          CACI International, Inc. Class A                              5,263  514,985       0.2%
#*         CalAmp Corp.                                                  5,491   70,944       0.0%
*          Calix, Inc.                                                  11,864   74,150       0.0%
*          Ciber, Inc.                                                  15,529   15,840       0.0%
*          Cirrus Logic, Inc.                                           10,053  542,661       0.2%
*          Coherent, Inc.                                                3,557  370,355       0.2%
           Cohu, Inc.                                                    5,998   67,118       0.0%
*          CommerceHub, Inc. Series A                                    2,160   32,443       0.0%
*          CommerceHub, Inc. Series C                                    4,320   65,016       0.0%
           Communications Systems, Inc.                                  2,300   10,051       0.0%
           Computer Sciences Corp.                                       8,127  442,515       0.2%
           Computer Task Group, Inc.                                     2,470   10,769       0.0%
           Comtech Telecommunications Corp.                              6,220   64,688       0.0%
*          Control4 Corp.                                                2,300   25,967       0.0%
#          Convergys Corp.                                              17,490  510,708       0.2%
*          Cray, Inc.                                                    7,976  165,901       0.1%
*          Cree, Inc.                                                   27,514  613,562       0.3%
           CSP, Inc.                                                        66      686       0.0%
           CTS Corp.                                                     5,770  105,014       0.1%
*          CyberOptics Corp.                                             1,091   26,348       0.0%
#          Cypress Semiconductor Corp.                                  57,906  577,323       0.2%
           Daktronics, Inc.                                              9,890   82,581       0.0%
*          Datalink Corp.                                                4,830   45,788       0.0%
*          Demand Media, Inc.                                            5,223   30,293       0.0%
*          DHI Group, Inc.                                              19,403  110,597       0.1%
*          Digi International, Inc.                                      8,762   80,172       0.0%
*          Diodes, Inc.                                                 10,109  209,357       0.1%
*          DSP Group, Inc.                                               3,572   38,935       0.0%
           DTS, Inc.                                                     3,365  142,508       0.1%
           EarthLink Holdings Corp.                                     13,041   74,595       0.0%
*          EchoStar Corp. Class A                                        9,725  454,546       0.2%
*          Edgewater Technology, Inc.                                    3,967   32,331       0.0%
*          Electro Scientific Industries, Inc.                           8,805   45,610       0.0%
#*         Electronics for Imaging, Inc.                                10,110  429,978       0.2%
           Emcore Corp.                                                  3,590   23,515       0.0%
#*         EnerNOC, Inc.                                                 3,005   15,626       0.0%
*          Entegris, Inc.                                               27,814  442,243       0.2%
*          ePlus, Inc.                                                   1,426  130,550       0.1%
#*         Everi Holdings, Inc.                                         17,108   34,387       0.0%
*          Everyday Health, Inc.                                         6,415   67,358       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
    Evolving Systems, Inc.                                        2,454 $   10,430       0.0%
*   Exar Corp.                                                   11,276    101,710       0.0%
*   Fabrinet                                                      7,243    274,944       0.1%
*   FARO Technologies, Inc.                                       4,010    134,535       0.1%
*   Finisar Corp.                                                22,163    606,823       0.3%
#*  First Solar, Inc.                                            11,563    468,186       0.2%
*   Flex, Ltd.                                                   39,058    554,233       0.2%
*   FormFactor, Inc.                                             10,926     98,061       0.0%
*   Frequency Electronics, Inc.                                   2,659     24,170       0.0%
#*  GigPeak, Inc.                                                10,194     24,160       0.0%
#*  GrubHub, Inc.                                                 8,849    337,235       0.1%
#*  GSI Technology, Inc.                                          4,816     25,428       0.0%
    Hackett Group, Inc. (The)                                     1,755     28,291       0.0%
#*  Harmonic, Inc.                                               26,998    137,690       0.1%
    IAC/InterActiveCorp                                           1,256     80,937       0.0%
*   II-VI, Inc.                                                  11,542    320,868       0.1%
    Ingram Micro, Inc. Class A                                   27,656  1,028,803       0.4%
*   Insight Enterprises, Inc.                                     8,734    251,452       0.1%
*   Internap Corp.                                               10,026     12,533       0.0%
    Intersil Corp. Class A                                       26,865    593,179       0.2%
*   Intevac, Inc.                                                 5,464     31,418       0.0%
*   IntraLinks Holdings, Inc.                                    12,669    116,175       0.1%
*   IntriCon Corp.                                                  700      4,235       0.0%
*   InvenSense, Inc.                                              6,012     45,992       0.0%
*   Itron, Inc.                                                   6,446    347,439       0.1%
*   Ixia                                                         12,435    148,598       0.1%
    IXYS Corp.                                                    9,415     99,799       0.0%
#   Jabil Circuit, Inc.                                          37,147    792,717       0.3%
*   Kemet Corp.                                                   5,338     19,003       0.0%
*   Key Tronic Corp.                                              2,718     20,983       0.0%
*   Kimball Electronics, Inc.                                     7,513    104,431       0.1%
*   Knowles Corp.                                                24,185    361,324       0.2%
*   Kulicke & Soffa Industries, Inc.                             11,177    147,983       0.1%
    Lexmark International, Inc. Class A                          11,322    449,370       0.2%
*   Limelight Networks, Inc.                                     15,365     27,350       0.0%
*   Liquidity Services, Inc.                                      5,105     45,179       0.0%
    ManTech International Corp. Class A                           6,628    257,365       0.1%
*   Marchex, Inc. Class B                                         9,439     23,786       0.0%
    Marvell Technology Group, Ltd.                               94,262  1,228,234       0.5%
#*  MeetMe, Inc.                                                 12,750     62,348       0.0%
    Mentor Graphics Corp.                                        13,627    393,820       0.2%
    Methode Electronics, Inc.                                     3,162     98,654       0.0%
#*  Microsemi Corp.                                                 628     26,458       0.0%
    MKS Instruments, Inc.                                         9,769    492,846       0.2%
#*  ModusLink Global Solutions, Inc.                             11,199     15,231       0.0%
*   Nanometrics, Inc.                                             5,858    122,374       0.1%
*   NAPCO Security Technologies, Inc.                             3,972     27,804       0.0%
    NCI, Inc. Class A                                               266      3,126       0.0%
#*  NeoPhotonics Corp.                                            7,718    108,052       0.1%
*   NETGEAR, Inc.                                                 7,089    357,994       0.2%
#*  Netscout Systems, Inc.                                       14,189    389,488       0.2%
*   Novanta, Inc.                                                 5,348     93,323       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES  VALUE+  OF NET ASSETS**
                                                                 ------ -------- ---------------
Information Technology -- (Continued)
*   Oclaro, Inc.                                                  3,894 $ 28,465       0.0%
*   ON Semiconductor Corp.                                       83,884  978,926       0.4%
    Optical Cable Corp.                                           1,600    4,400       0.0%
#*  OSI Systems, Inc.                                             3,714  260,463       0.1%
*   PAR Technology Corp.                                          4,662   25,827       0.0%
    Park Electrochemical Corp.                                    3,104   47,895       0.0%
    PC Connection, Inc.                                           5,742  133,272       0.1%
    PC-Tel, Inc.                                                  4,282   21,753       0.0%
*   PCM, Inc.                                                     2,562   54,314       0.0%
*   PDF Solutions, Inc.                                           4,766   94,128       0.0%
*   Perficient, Inc.                                              6,958  129,488       0.1%
*   Photronics, Inc.                                             18,041  174,998       0.1%
*   Plexus Corp.                                                  6,733  308,439       0.1%
*   PRGX Global, Inc.                                             2,300   10,465       0.0%
*   Progress Software Corp.                                       9,267  249,375       0.1%
#*  Qorvo, Inc.                                                  10,090  561,508       0.2%
*   QuinStreet, Inc.                                              3,508   10,173       0.0%
*   Radisys Corp.                                                 6,105   25,458       0.0%
#*  Rambus, Inc.                                                 20,363  248,225       0.1%
#*  RealNetworks, Inc.                                            5,224   23,299       0.0%
    Reis, Inc.                                                    1,044   20,515       0.0%
*   RetailMeNot, Inc.                                            11,222  101,559       0.0%
#   RF Industries, Ltd.                                             681    1,192       0.0%
    Richardson Electronics, Ltd.                                  3,224   20,150       0.0%
*   Rightside Group, Ltd.                                         1,500   12,615       0.0%
*   Rofin-Sinar Technologies, Inc.                                4,507  146,703       0.1%
*   Rogers Corp.                                                  3,453  187,947       0.1%
*   Rubicon Project, Inc. (The)                                  13,046   99,932       0.0%
*   Rudolph Technologies, Inc.                                    7,517  136,058       0.1%
*   Sanmina Corp.                                                20,163  557,507       0.2%
*   ScanSource, Inc.                                              6,350  222,250       0.1%
*   Seachange International, Inc.                                 7,472   19,651       0.0%
*   Semtech Corp.                                                 2,235   54,087       0.0%
*   ShoreTel, Inc.                                               15,837  105,316       0.1%
*   Sigma Designs, Inc.                                           7,808   56,998       0.0%
*   Silicon Laboratories, Inc.                                    3,955  237,102       0.1%
*   SMTC Corp.                                                    1,377    2,052       0.0%
*   Sonus Networks, Inc.                                          9,603   55,601       0.0%
*   StarTek, Inc.                                                 5,100   34,170       0.0%
*   SunEdison Semiconductor, Ltd.                                 2,575   30,617       0.0%
*   Super Micro Computer, Inc.                                   11,719  277,740       0.1%
*   Sykes Enterprises, Inc.                                       9,314  249,056       0.1%
#*  Synchronoss Technologies, Inc.                                8,782  322,387       0.1%
    SYNNEX Corp.                                                  7,365  755,207       0.3%
    Systemax, Inc.                                                2,377   18,659       0.0%
#*  Tangoe, Inc.                                                  2,842   24,384       0.0%
*   Tech Data Corp.                                               7,620  586,892       0.2%
*   TechTarget, Inc.                                              4,704   38,008       0.0%
*   Telenav, Inc.                                                 2,378   12,960       0.0%
    Tessco Technologies, Inc.                                     1,784   20,784       0.0%
*   TiVo Corp.                                                   20,679  410,478       0.2%
*   Tremor Video, Inc.                                              780    1,318       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
#*  TTM Technologies, Inc.                                        26,524 $   348,791       0.1%
*   Ultra Clean Holdings, Inc.                                     9,826      83,521       0.0%
*   Ultratech, Inc.                                                5,500     117,095       0.1%
*   VASCO Data Security International, Inc.                        5,044      69,355       0.0%
#*  Veeco Instruments, Inc.                                       10,754     233,362       0.1%
*   Viavi Solutions, Inc.                                         45,659     325,092       0.1%
*   Virtusa Corp.                                                  5,748     108,867       0.1%
#   Vishay Intertechnology, Inc.                                  36,768     518,429       0.2%
#*  Vishay Precision Group, Inc.                                   2,563      40,239       0.0%
*   Westell Technologies, Inc. Class A                             6,981       3,351       0.0%
*   Xcerra Corp.                                                  12,102      66,682       0.0%
*   XO Group, Inc.                                                 1,760      32,384       0.0%
#*  YuMe, Inc.                                                     6,210      23,288       0.0%
#*  Zynga, Inc. Class A                                          159,392     447,892       0.2%
                                                                         -----------      ----
Total Information Technology                                              35,727,737      14.4%
                                                                         -----------      ----
Materials -- (5.1%)
    A Schulman, Inc.                                               6,368     183,080       0.1%
#*  A. M. Castle & Co.                                             4,052       1,945       0.0%
#*  AgroFresh Solutions, Inc.                                      8,611      40,472       0.0%
    Albemarle Corp.                                                4,734     395,526       0.2%
#   Allegheny Technologies, Inc.                                  15,128     206,346       0.1%
    American Vanguard Corp.                                        4,900      74,480       0.0%
    Ampco-Pittsburgh Corp.                                         2,829      30,553       0.0%
*   Boise Cascade Co.                                              7,614     146,569       0.1%
    Cabot Corp.                                                    5,434     283,329       0.1%
    Calgon Carbon Corp.                                            9,329     147,398       0.1%
#   Carpenter Technology Corp.                                     9,760     308,514       0.1%
#*  Century Aluminum Co.                                          22,775     166,485       0.1%
#   CF Industries Holdings, Inc.                                  29,040     697,250       0.3%
#   Chase Corp.                                                    1,029      70,332       0.0%
*   Chemtura Corp.                                                12,940     424,432       0.2%
*   Clearwater Paper Corp.                                         3,341     177,407       0.1%
*   Coeur Mining, Inc.                                            12,671     141,662       0.1%
#   Commercial Metals Co.                                         21,100     331,481       0.1%
*   Core Molding Technologies, Inc.                                2,490      43,376       0.0%
    Domtar Corp.                                                  15,067     541,659       0.2%
#   Ferroglobe P.L.C.                                             39,603     366,328       0.2%
    Friedman Industries, Inc.                                      1,905       9,735       0.0%
    FutureFuel Corp.                                              10,307     112,965       0.1%
    Gold Resource Corp.                                            4,795      27,236       0.0%
#   Greif, Inc. Class A                                            5,373     251,779       0.1%
    Greif, Inc. Class B                                              400      23,300       0.0%
*   Handy & Harman, Ltd.                                             538      10,303       0.0%
#   Hawkins, Inc.                                                  2,037      82,193       0.0%
    Haynes International, Inc.                                     3,948     127,007       0.1%
    HB Fuller Co.                                                 10,058     423,140       0.2%
    Hecla Mining Co.                                              98,319     588,931       0.2%
    Huntsman Corp.                                                48,105     815,380       0.3%
    Innophos Holdings, Inc.                                        3,758     172,267       0.1%
    Innospec, Inc.                                                 4,540     273,535       0.1%
    KapStone Paper and Packaging Corp.                            17,548     318,321       0.1%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                         SHARES   VALUE+    OF NET ASSETS**
                                                                         ------ ----------- ---------------
Materials -- (Continued)
            KMG Chemicals, Inc.                                           2,828 $    76,752       0.0%
*           Kraton Corp.                                                  6,676     171,106       0.1%
#           Kronos Worldwide, Inc.                                        3,420      26,300       0.0%
#*          LSB Industries, Inc.                                          3,651      19,314       0.0%
            Materion Corp.                                                6,113     185,224       0.1%
            Mercer International, Inc.                                   12,918     102,052       0.0%
            Minerals Technologies, Inc.                                   7,032     472,550       0.2%
#           Olin Corp.                                                   32,836     720,093       0.3%
            Olympic Steel, Inc.                                           3,793      87,580       0.0%
*           OMNOVA Solutions, Inc.                                        7,319      55,624       0.0%
            PH Glatfelter Co.                                            10,635     236,310       0.1%
#*          Real Industry, Inc.                                           7,224      38,648       0.0%
            Reliance Steel & Aluminum Co.                                15,696   1,079,571       0.4%
#*          Rentech, Inc.                                                 5,991      14,438       0.0%
#*          Resolute Forest Products, Inc.                               21,514     102,191       0.0%
#           Royal Gold, Inc.                                              6,592     453,661       0.2%
#           Schnitzer Steel Industries, Inc. Class A                      7,925     191,389       0.1%
            Schweitzer-Mauduit International, Inc.                        5,563     205,330       0.1%
            Sonoco Products Co.                                           3,190     160,425       0.1%
            Steel Dynamics, Inc.                                         37,488   1,029,420       0.4%
            Stepan Co.                                                    4,380     311,111       0.1%
#*          Stillwater Mining Co.                                        24,290     323,543       0.1%
            SunCoke Energy, Inc.                                         12,242     124,991       0.1%
            Synalloy Corp.                                                  842       8,673       0.0%
#*          TimkenSteel Corp.                                            13,803     141,481       0.1%
*           Trecora Resources                                             3,192      32,718       0.0%
            Tredegar Corp.                                                5,833     107,910       0.0%
            Tronox, Ltd. Class A                                         16,562     134,152       0.1%
            United States Lime & Minerals, Inc.                             801      52,698       0.0%
            United States Steel Corp.                                     4,751      91,884       0.0%
*           Universal Stainless & Alloy Products, Inc.                    2,690      28,245       0.0%
            Westlake Chemical Corp.                                      10,894     564,200       0.2%
#           Worthington Industries, Inc.                                  6,968     327,496       0.1%
                                                                                -----------       ---
Total Materials                                                                  15,691,796       6.3%
                                                                                -----------       ---
Other -- (0.0%)
(degrees)*  Concord Camera Corp. Escrow Shares                            2,105          --       0.0%
(degrees)#* Gerber Scientific, Inc. Escrow Shares                         6,375          --       0.0%
(degrees)*  Petrocorp, Inc. Escrow Shares                                 1,700          --       0.0%
                                                                                -----------       ---
Total Other                                                                              --       0.0%
                                                                                -----------       ---
Real Estate -- (0.6%)
            Alexander & Baldwin, Inc.                                    13,101     547,491       0.2%
*           AV Homes, Inc.                                                4,684      74,710       0.0%
#           Consolidated-Tomoka Land Co.                                    108       5,472       0.0%
#*          Forestar Group, Inc.                                         10,491     115,401       0.1%
#*          FRP Holdings, Inc.                                              536      17,045       0.0%
            Kennedy-Wilson Holdings, Inc.                                 6,549     134,909       0.1%
            RE/MAX Holdings, Inc. Class A                                 3,415     148,382       0.1%
#           Realogy Holdings Corp.                                       23,583     539,815       0.2%
#*          St Joe Co. (The)                                              4,206      74,446       0.0%
*           Stratus Properties, Inc.                                        650      15,730       0.0%

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                  --------- ------------ ---------------
Real Estate -- (Continued)
#*   Tejon Ranch Co.                                                    599 $     13,382        0.0%
                                                                            ------------      -----
Total Real Estate                                                              1,686,783        0.7%
                                                                            ------------      -----
Telecommunication Services -- (0.9%)
     ATN International, Inc.                                          3,290      222,536        0.1%
#*   Boingo Wireless, Inc.                                            4,503       43,769        0.0%
#    Consolidated Communications Holdings, Inc.                       3,672       87,871        0.0%
#    Frontier Communications Corp.                                  239,433      962,521        0.4%
#*   General Communication, Inc. Class A                              6,756      107,015        0.1%
*    Hawaiian Telcom Holdco, Inc.                                       670       13,748        0.0%
     IDT Corp. Class B                                                3,714       66,443        0.0%
#*   Iridium Communications, Inc.                                    10,366       84,483        0.0%
#*   Lumos Networks Corp.                                             5,605       79,647        0.0%
#*   ORBCOMM, Inc.                                                   12,747      113,831        0.1%
     Shenandoah Telecommunications Co.                                6,410      169,224        0.1%
     Spok Holdings, Inc.                                              5,650      101,982        0.0%
     Telephone & Data Systems, Inc.                                  20,696      534,785        0.2%
*    United States Cellular Corp.                                     4,345      152,292        0.1%
     Windstream Holdings, Inc.                                       16,785      131,762        0.1%
                                                                            ------------      -----
Total Telecommunication Services                                               2,871,909        1.2%
                                                                            ------------      -----
Utilities -- (0.5%)
*    Calpine Corp.                                                   71,250      847,875        0.4%
     Consolidated Water Co., Ltd.                                     2,550       28,560        0.0%
#*   Dynegy, Inc.                                                    28,550      304,057        0.1%
*    Genie Energy, Ltd. Class B                                       3,637       18,949        0.0%
#    Ormat Technologies, Inc.                                         8,551      412,415        0.2%
     UGI Corp.                                                        1,206       55,826        0.0%
                                                                            ------------      -----
Total Utilities                                                                1,667,682        0.7%
                                                                            ------------      -----
TOTAL COMMON STOCKS                                                          245,218,007       99.2%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  245,218,007
                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.260%                                               1,484,096    1,484,096        0.6%
                                                                            ------------      -----
SECURITIES LENDING COLLATERAL -- (19.4%)
(S)@ DFA Short Term Investment Fund
                                                                  5,121,789   59,269,345       24.0%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $295,057,773)                           $305,971,448      123.8%
                                                                            ============      =====

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                         ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                $ 34,258,816          --   --    $ 34,258,816
   Consumer Staples                         7,632,629          --   --       7,632,629
   Energy                                  20,285,011          --   --      20,285,011
   Financials                              64,560,075          --   --      64,560,075
   Health Care                             11,914,957          --   --      11,914,957
   Industrials                             48,920,612          --   --      48,920,612
   Information Technology                  35,727,737          --   --      35,727,737
   Materials                               15,691,796          --   --      15,691,796
   Other                                           --          --   --              --
   Real Estate                              1,686,783          --   --       1,686,783
   Telecommunication Services               2,871,909          --   --       2,871,909
   Utilities                                1,667,682          --   --       1,667,682
Temporary Cash Investments                  1,484,096          --   --       1,484,096
Securities Lending Collateral                      -- $59,269,345   --      59,269,345
                                         ------------ -----------   --    ------------
TOTAL                                    $246,702,103 $59,269,345   --    $305,971,448
                                         ============ ===========   ==    ============

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (93.6%)
Consumer Discretionary -- (11.7%)
*   Adient P.L.C.                                                    461 $    20,980       0.0%
#*  AutoNation, Inc.                                               4,491     197,020       0.1%
#   Bed Bath & Beyond, Inc.                                          400      16,168       0.0%
    Best Buy Co., Inc.                                            25,906   1,008,002       0.4%
#   BorgWarner, Inc.                                               7,336     262,922       0.1%
#   Carnival Corp.                                                16,314     801,017       0.3%
#   CBS Corp. Class A                                                200      11,454       0.0%
#*  Charter Communications, Inc. Class A                          10,567   2,640,588       1.0%
    Comcast Corp. Class A                                        135,846   8,398,000       3.1%
    DR Horton, Inc.                                               32,495     936,831       0.3%
    Ford Motor Co.                                               196,191   2,303,282       0.9%
#   Garmin, Ltd.                                                   6,194     299,542       0.1%
    General Motors Co.                                            75,160   2,375,056       0.9%
#   Gentex Corp.                                                   9,247     156,367       0.1%
    Goodyear Tire & Rubber Co. (The)                              18,679     542,251       0.2%
    Harman International Industries, Inc.                          4,029     321,152       0.1%
#   International Game Technology P.L.C.                           4,059     116,575       0.0%
#   Kohl's Corp.                                                  15,803     691,381       0.3%
    Lear Corp.                                                     2,323     285,218       0.1%
#   Lennar Corp. Class A                                          13,724     572,154       0.2%
    Lennar Corp. Class B                                             200       6,704       0.0%
#*  Liberty Broadband Corp. Class C                                1,399      93,243       0.0%
*   Liberty Interactive Corp., QVC Group Class A                  35,873     663,292       0.2%
#*  Liberty Media Corp.-Liberty Braves Class A                       214       3,627       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                       690      11,502       0.0%
#*  Liberty Media Corp.-Liberty Media Class A                        535      14,889       0.0%
#*  Liberty Media Corp.-Liberty Media Class C                      1,727      47,337       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                   2,140      71,198       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                   6,909     229,310       0.1%
    Macy's, Inc.                                                  14,275     520,895       0.2%
#*  Madison Square Garden Co. (The) Class A                          122      20,190       0.0%
*   MGM Resorts International                                     29,476     771,387       0.3%
*   Mohawk Industries, Inc.                                        4,741     873,766       0.3%
    Newell Brands, Inc.                                            3,323     159,570       0.1%
    News Corp. Class A                                            10,744     130,217       0.0%
    News Corp. Class B                                             1,165      14,446       0.0%
#   PulteGroup, Inc.                                              31,268     581,585       0.2%
    PVH Corp.                                                      4,972     531,905       0.2%
    Ralph Lauren Corp.                                             1,998     196,004       0.1%
#   Royal Caribbean Cruises, Ltd.                                 14,572   1,120,150       0.4%
    Staples, Inc.                                                 25,870     191,438       0.1%
#   TEGNA, Inc.                                                    8,466     166,103       0.1%
    Time Warner, Inc.                                             47,918   4,264,223       1.6%
#*  Toll Brothers, Inc.                                            5,980     164,091       0.1%
    Whirlpool Corp.                                                4,548     681,381       0.2%
                                                                         -----------      ----
Total Consumer Discretionary                                              33,484,413      12.4%
                                                                         -----------      ----
Consumer Staples -- (6.0%)
    Archer-Daniels-Midland Co.                                    26,634   1,160,443       0.4%
    Bunge, Ltd.                                                   10,865     673,739       0.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Staples -- (Continued)
    CVS Health Corp.                                              51,146 $ 4,301,379       1.6%
#*  Edgewell Personal Care Co.                                     1,258      94,853       0.0%
    Ingredion, Inc.                                                1,763     231,253       0.1%
    JM Smucker Co. (The)                                           9,676   1,270,556       0.5%
    Kraft Heinz Co. (The)                                          7,415     659,564       0.2%
    Molson Coors Brewing Co. Class B                               7,287     756,463       0.3%
    Mondelez International, Inc. Class A                          49,369   2,218,643       0.8%
    Pinnacle Foods, Inc.                                           8,438     433,882       0.2%
#*  Post Holdings, Inc.                                            3,908     297,907       0.1%
*   Seaboard Corp.                                                    12      40,620       0.0%
#*  TreeHouse Foods, Inc.                                          1,654     144,692       0.1%
#   Tyson Foods, Inc. Class A                                     23,525   1,666,746       0.6%
    Wal-Mart Stores, Inc.                                         26,490   1,854,830       0.7%
    Walgreens Boots Alliance, Inc.                                16,098   1,331,787       0.5%
#   Whole Foods Market, Inc.                                       7,918     224,000       0.1%
                                                                         -----------      ----
Total Consumer Staples                                                    17,361,357       6.4%
                                                                         -----------      ----
Energy -- (12.2%)
    Anadarko Petroleum Corp.                                      17,146   1,019,158       0.4%
*   Antero Resources Corp.                                         3,928     103,974       0.0%
    Apache Corp.                                                   5,161     306,976       0.1%
    Baker Hughes, Inc.                                            14,996     830,778       0.3%
    Chevron Corp.                                                 47,755   5,002,336       1.9%
#*  Concho Resources, Inc.                                         3,967     503,571       0.2%
    ConocoPhillips                                                39,739   1,726,660       0.6%
#*  Continental Resources, Inc.                                    3,035     148,442       0.1%
    EOG Resources, Inc.                                           16,929   1,530,720       0.6%
    Exxon Mobil Corp.                                            118,128   9,842,425       3.6%
*   FMC Technologies, Inc.                                        11,251     363,070       0.1%
    Halliburton Co.                                                7,223     332,258       0.1%
#   Helmerich & Payne, Inc.                                        8,159     514,915       0.2%
    Hess Corp.                                                    10,966     526,039       0.2%
#   HollyFrontier Corp.                                           10,761     268,487       0.1%
    Kinder Morgan, Inc.                                           16,462     336,319       0.1%
#   Marathon Oil Corp.                                            39,285     517,776       0.2%
    Marathon Petroleum Corp.                                      26,741   1,165,640       0.4%
#   National Oilwell Varco, Inc.                                  19,350     621,135       0.2%
    Noble Energy, Inc.                                             7,041     242,703       0.1%
    Occidental Petroleum Corp.                                    20,112   1,466,366       0.5%
    Phillips 66                                                   25,701   2,085,636       0.8%
    Pioneer Natural Resources Co.                                  3,156     564,987       0.2%
    Schlumberger, Ltd.                                            21,602   1,689,925       0.6%
#*  Southwestern Energy Co.                                       11,514     119,630       0.1%
    Targa Resources Corp.                                          6,885     302,252       0.1%
    Tesoro Corp.                                                  10,142     861,766       0.3%
#*  Transocean, Ltd.                                              14,888     143,074       0.1%
    Valero Energy Corp.                                           31,170   1,846,511       0.7%
#*  Weatherford International P.L.C.                              43,409     209,231       0.1%
                                                                         -----------      ----
Total Energy                                                              35,192,760      13.0%
                                                                         -----------      ----
Financials -- (20.6%)
    Aflac, Inc.                                                   13,030     897,376       0.3%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
*   Alleghany Corp.                                                  521 $   268,945       0.1%
    Allied World Assurance Co. Holdings AG                         3,241     139,298       0.1%
    Allstate Corp. (The)                                          14,266     968,661       0.4%
    Ally Financial, Inc.                                          24,800     448,136       0.2%
    American Financial Group, Inc.                                 4,802     357,749       0.1%
    American International Group, Inc.                            33,331   2,056,523       0.8%
    Assurant, Inc.                                                 3,668     295,347       0.1%
    Axis Capital Holdings, Ltd.                                    5,705     325,014       0.1%
    Bank of America Corp.                                        234,754   3,873,441       1.4%
    Bank of New York Mellon Corp. (The)                           53,844   2,329,830       0.9%
#   BB&T Corp.                                                    25,382     994,974       0.4%
    Capital One Financial Corp.                                   25,860   1,914,674       0.7%
    Chubb, Ltd.                                                    3,967     503,809       0.2%
    CIT Group, Inc.                                                4,956     180,052       0.1%
    Citigroup, Inc.                                              105,789   5,199,529       1.9%
    Citizens Financial Group, Inc.                                 4,443     117,029       0.0%
    CME Group, Inc.                                                7,015     702,202       0.3%
    CNA Financial Corp.                                            3,404     124,484       0.0%
    Comerica, Inc.                                                 4,464     232,530       0.1%
    Endurance Specialty Holdings, Ltd.                             1,441     132,500       0.1%
    Everest Re Group, Ltd.                                         3,039     618,497       0.2%
    Fifth Third Bancorp                                           68,056   1,480,899       0.5%
    Goldman Sachs Group, Inc. (The)                               12,660   2,256,518       0.8%
    Hartford Financial Services Group, Inc. (The)                 35,713   1,575,301       0.6%
    Huntington Bancshares, Inc.                                   68,307     724,054       0.3%
#   Investors Bancorp, Inc.                                        4,600      56,396       0.0%
    JPMorgan Chase & Co.                                         149,105  10,327,012       3.8%
    KeyCorp                                                       47,765     674,442       0.3%
    Legg Mason, Inc.                                               5,988     171,975       0.1%
    Leucadia National Corp.                                        6,361     118,760       0.0%
    Lincoln National Corp.                                        13,849     679,847       0.3%
    Loews Corp.                                                   15,312     658,875       0.2%
#   M&T Bank Corp.                                                 3,119     382,795       0.1%
    MetLife, Inc.                                                 25,180   1,182,453       0.4%
    Morgan Stanley                                                44,434   1,491,649       0.6%
    Nasdaq, Inc.                                                   5,510     352,475       0.1%
    Navient Corp.                                                  3,350      42,813       0.0%
#   New York Community Bancorp, Inc.                               5,794      83,202       0.0%
    Old Republic International Corp.                              12,066     203,433       0.1%
    PacWest Bancorp                                                2,823     122,490       0.0%
#   People's United Financial, Inc.                                5,909      95,962       0.0%
    PNC Financial Services Group, Inc. (The)                      16,606   1,587,534       0.6%
    Principal Financial Group, Inc.                               24,045   1,312,857       0.5%
    Prudential Financial, Inc.                                    14,143   1,199,185       0.4%
    Regions Financial Corp.                                       71,514     765,915       0.3%
    Reinsurance Group of America, Inc.                             3,578     385,923       0.1%
#   RenaissanceRe Holdings, Ltd.                                   2,550     316,940       0.1%
*   Santander Consumer USA Holdings, Inc.                          4,806      58,633       0.0%
    State Street Corp.                                             7,121     499,965       0.2%
    SunTrust Banks, Inc.                                          16,243     734,671       0.3%
    Travelers Cos., Inc. (The)                                    14,291   1,546,000       0.6%
    Unum Group                                                    13,454     476,272       0.2%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Financials -- (Continued)
    Voya Financial, Inc.                                           6,430 $   196,437       0.1%
    Wells Fargo & Co.                                             86,058   3,959,529       1.5%
#   WR Berkley Corp.                                               3,665     209,272       0.1%
    XL Group, Ltd.                                                13,379     464,251       0.2%
#   Zions Bancorporation                                           8,125     261,706       0.1%
                                                                         -----------      ----
Total Financials                                                          59,337,041      22.0%
                                                                         -----------      ----
Health Care -- (10.4%)
    Abbott Laboratories                                            5,019     196,946       0.1%
#*  Acadia Healthcare Co., Inc.                                    1,776      63,865       0.0%
    Aetna, Inc.                                                   21,525   2,310,709       0.9%
*   Allergan P.L.C.                                                6,107   1,275,997       0.5%
#*  Amsurg Corp.                                                   1,015      60,646       0.0%
    Anthem, Inc.                                                  16,612   2,024,338       0.7%
#*  Bio-Rad Laboratories, Inc. Class A                               301      47,582       0.0%
*   Boston Scientific Corp.                                       23,494     516,868       0.2%
*   Centene Corp.                                                  6,795     424,552       0.2%
    Cigna Corp.                                                    3,559     422,916       0.2%
    Danaher Corp.                                                 15,991   1,256,093       0.5%
*   DaVita, Inc.                                                   5,477     321,062       0.1%
    DENTSPLY SIRONA, Inc.                                          2,010     115,716       0.0%
*   Express Scripts Holding Co.                                   31,513   2,123,976       0.8%
*   Hologic, Inc.                                                  2,863     103,097       0.0%
    Humana, Inc.                                                   7,894   1,354,058       0.5%
*   Laboratory Corp. of America Holdings                           6,580     824,737       0.3%
*   Mallinckrodt P.L.C.                                            7,529     446,169       0.2%
#*  MEDNAX, Inc.                                                   3,605     220,806       0.1%
    Medtronic P.L.C.                                              46,806   3,839,028       1.4%
*   Mylan NV                                                      11,712     427,488       0.2%
    PerkinElmer, Inc.                                              1,709      86,971       0.0%
#   Perrigo Co. P.L.C.                                             1,176      97,831       0.0%
    Pfizer, Inc.                                                 224,490   7,118,578       2.6%
    Quest Diagnostics, Inc.                                       11,480     934,931       0.3%
*   Quintiles IMS Holdings, Inc.                                   1,368      98,140       0.0%
#   STERIS P.L.C.                                                  2,435     162,707       0.1%
#   Teleflex, Inc.                                                   850     121,660       0.0%
    Thermo Fisher Scientific, Inc.                                12,231   1,798,324       0.7%
#*  United Therapeutics Corp.                                      1,421     170,619       0.1%
    Universal Health Services, Inc. Class B                        3,428     413,794       0.2%
*   WellCare Health Plans, Inc.                                    2,147     243,706       0.1%
    Zimmer Biomet Holdings, Inc.                                   3,628     382,391       0.1%
                                                                         -----------      ----
Total Health Care                                                         30,006,301      11.1%
                                                                         -----------      ----
Industrials -- (10.3%)
*   AECOM                                                          6,819     189,909       0.1%
    AGCO Corp.                                                     4,620     235,990       0.1%
    AMERCO                                                           587     189,243       0.1%
    Arconic, Inc.                                                 23,877     685,747       0.2%
    Carlisle Cos., Inc.                                            2,787     292,217       0.1%
#   Caterpillar, Inc.                                             18,468   1,541,339       0.6%
    CSX Corp.                                                     59,904   1,827,671       0.7%
    Cummins, Inc.                                                  3,272     418,227       0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Dover Corp.                                                   12,113 $   810,239       0.3%
    Eaton Corp. P.L.C.                                            19,873   1,267,301       0.5%
    FedEx Corp.                                                   10,735   1,871,325       0.7%
    Fluor Corp.                                                    9,040     469,990       0.2%
    General Electric Co.                                          85,669   2,492,968       0.9%
*   Hertz Global Holdings, Inc.                                    4,733     156,899       0.1%
    Ingersoll-Rand P.L.C.                                         11,285     759,368       0.3%
*   Jacobs Engineering Group, Inc.                                 5,998     309,377       0.1%
*   JetBlue Airways Corp.                                         30,632     535,447       0.2%
    Johnson Controls International P.L.C.                          4,619     186,238       0.1%
    Kansas City Southern                                           7,931     696,025       0.3%
    L-3 Communications Holdings, Inc.                              4,691     642,385       0.2%
    Macquarie Infrastructure Corp.                                 1,459     119,361       0.0%
    ManpowerGroup, Inc.                                            4,095     314,496       0.1%
    Norfolk Southern Corp.                                        17,791   1,654,563       0.6%
    Northrop Grumman Corp.                                         4,312     987,448       0.4%
    Owens Corning                                                  9,334     455,312       0.2%
    PACCAR, Inc.                                                  10,440     573,365       0.2%
#   Pentair P.L.C.                                                11,548     636,641       0.2%
    Republic Services, Inc.                                       31,100   1,636,793       0.6%
    Southwest Airlines Co.                                        43,565   1,744,778       0.6%
*   Spirit Aerosystems Holdings, Inc. Class A                        341      17,173       0.0%
    Stanley Black & Decker, Inc.                                  13,721   1,561,999       0.6%
    Textron, Inc.                                                 18,568     744,205       0.3%
    Union Pacific Corp.                                           26,806   2,363,753       0.9%
*   United Continental Holdings, Inc.                             11,242     632,138       0.2%
*   United Rentals, Inc.                                           4,291     324,657       0.1%
    Waste Connections, Inc.                                        3,395     255,338       0.1%
                                                                         -----------      ----
Total Industrials                                                         29,599,925      11.0%
                                                                         -----------      ----
Information Technology -- (13.9%)
*   Akamai Technologies, Inc.                                      1,992     138,384       0.1%
    Amdocs, Ltd.                                                   3,543     207,088       0.1%
*   ARRIS International P.L.C.                                     4,607     127,983       0.0%
*   Arrow Electronics, Inc.                                        8,344     509,985       0.2%
    Avnet, Inc.                                                   12,553     526,598       0.2%
    Brocade Communications Systems, Inc.                          16,952     179,691       0.1%
    CA, Inc.                                                      35,939   1,104,765       0.4%
    Cisco Systems, Inc.                                          277,160   8,503,269       3.1%
*   CommerceHub, Inc. Series A                                       604       9,072       0.0%
*   CommerceHub, Inc. Series C                                     1,208      18,180       0.0%
    Computer Sciences Corp.                                        3,590     195,476       0.1%
    Corning, Inc.                                                 42,352     961,814       0.4%
*   Dell Technologies, Inc.--VMware, Inc. Class V                  6,610     324,485       0.1%
*   EchoStar Corp. Class A                                         2,788     130,311       0.0%
    Fidelity National Information Services, Inc.                  17,792   1,315,185       0.5%
#*  First Solar, Inc.                                              3,424     138,638       0.1%
*   Flex, Ltd.                                                    24,033     341,028       0.1%
    FLIR Systems, Inc.                                             3,183     104,784       0.0%
    Hewlett Packard Enterprise Co.                               106,724   2,398,088       0.9%
    HP, Inc.                                                     106,724   1,546,431       0.6%
    IAC/InterActiveCorp                                            3,001     193,384       0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Ingram Micro, Inc. Class A                                     7,945 $   295,554       0.1%
    Intel Corp.                                                  256,206   8,933,903       3.3%
#   Jabil Circuit, Inc.                                            9,233     197,032       0.1%
    Juniper Networks, Inc.                                        15,151     399,077       0.1%
#   Lam Research Corp.                                            12,760   1,235,934       0.5%
    Leidos Holdings, Inc.                                          2,950     122,632       0.0%
    Marvell Technology Group, Ltd.                                12,733     165,911       0.1%
*   Micron Technology, Inc.                                       71,442   1,225,945       0.4%
#*  Microsemi Corp.                                                1,900      80,047       0.0%
    NetApp, Inc.                                                  10,287     349,141       0.1%
#   NVIDIA Corp.                                                  22,756   1,619,317       0.6%
*   ON Semiconductor Corp.                                         5,235      61,093       0.0%
#*  Qorvo, Inc.                                                    2,900     161,385       0.1%
    QUALCOMM, Inc.                                                32,794   2,253,604       0.8%
    SS&C Technologies Holdings, Inc.                               1,113      35,538       0.0%
    Symantec Corp.                                                16,045     401,606       0.1%
    SYNNEX Corp.                                                   3,200     328,128       0.1%
*   Synopsys, Inc.                                                 2,343     138,963       0.1%
    TE Connectivity, Ltd.                                         12,377     778,142       0.3%
    Teradyne, Inc.                                                 7,049     164,171       0.1%
#   Western Digital Corp.                                         12,892     753,409       0.3%
    Xerox Corp.                                                   82,366     804,716       0.3%
*   Yahoo!, Inc.                                                  14,597     606,505       0.2%
                                                                         -----------      ----
Total Information Technology                                              40,086,392      14.8%
                                                                         -----------      ----
Materials -- (3.8%)
    Albemarle Corp.                                                7,608     635,648       0.2%
    Ashland Global Holdings, Inc.                                  4,482     500,774       0.2%
#   CF Industries Holdings, Inc.                                   5,867     140,867       0.1%
    Dow Chemical Co. (The)                                         7,551     406,319       0.2%
    Eastman Chemical Co.                                          10,920     785,257       0.3%
#   Freeport-McMoRan, Inc.                                        76,794     858,557       0.3%
*   Ingevity Corp.                                                 1,533      63,466       0.0%
    International Paper Co.                                       24,114   1,085,854       0.4%
    Martin Marietta Materials, Inc.                                1,861     344,992       0.1%
#   Mosaic Co. (The)                                              24,547     577,591       0.2%
    Newmont Mining Corp.                                          44,779   1,658,614       0.6%
    Nucor Corp.                                                   31,564   1,541,902       0.6%
    Reliance Steel & Aluminum Co.                                  5,582     383,930       0.1%
    Steel Dynamics, Inc.                                          10,979     301,483       0.1%
    Vulcan Materials Co.                                           6,402     724,706       0.3%
    Westlake Chemical Corp.                                        3,502     181,369       0.1%
    WestRock Co.                                                  13,963     644,951       0.2%
                                                                         -----------      ----
Total Materials                                                           10,836,280       4.0%
                                                                         -----------      ----
Real Estate -- (0.0%)
    Jones Lang LaSalle, Inc.                                         433      41,936       0.0%
                                                                         -----------      ----
Telecommunication Services -- (4.5%)
    AT&T, Inc.                                                   271,163   9,976,087       3.7%
#   CenturyLink, Inc.                                             51,515   1,369,269       0.5%
#   Frontier Communications Corp.                                 62,403     250,860       0.1%

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                  --------- ------------ ---------------
Telecommunication Services -- (Continued)
*    Level 3 Communications, Inc.                                    10,765 $    604,455        0.2%
#*   Sprint Corp.                                                    33,154      204,228        0.1%
*    T-Mobile US, Inc.                                               11,931      593,328        0.2%
                                                                            ------------      -----
Total Telecommunication Services                                              12,998,227        4.8%
                                                                            ------------      -----
Utilities -- (0.2%)
*    Calpine Corp.                                                   19,916      237,000        0.1%
     NRG Energy, Inc.                                                20,677      219,797        0.1%
                                                                            ------------      -----
Total Utilities                                                                  456,797        0.2%
                                                                            ------------      -----
TOTAL COMMON STOCKS                                                          269,401,429       99.7%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  269,401,429
                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.260%                                               1,319,606    1,319,606        0.5%
                                                                            ------------      -----
SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@ DFA Short Term Investment Fund                               1,470,377   17,015,199        6.3%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $233,961,857)                           $287,736,234      106.5%
                                                                            ============      =====

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                         ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                $ 33,484,413          --   --    $ 33,484,413
   Consumer Staples                        17,361,357          --   --      17,361,357
   Energy                                  35,192,760          --   --      35,192,760
   Financials                              59,337,041          --   --      59,337,041
   Health Care                             30,006,301          --   --      30,006,301
   Industrials                             29,599,925          --   --      29,599,925
   Information Technology                  40,086,392          --   --      40,086,392
   Materials                               10,836,280          --   --      10,836,280
   Real Estate                                 41,936          --   --          41,936
   Telecommunication Services              12,998,227          --   --      12,998,227
   Utilities                                  456,797          --   --         456,797
Temporary Cash Investments                  1,319,606          --   --       1,319,606
Securities Lending Collateral                      -- $17,015,199   --      17,015,199
                                         ------------ -----------   --    ------------
TOTAL                                    $270,721,035 $17,015,199   --    $287,736,234
                                         ============ ===========   ==    ============

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (95.7%)
AUSTRALIA -- (6.3%)
    Alumina, Ltd.                                                 51,921 $    62,403       0.0%
    Aurizon Holdings, Ltd.                                        85,734     317,637       0.2%
    Australia & New Zealand Banking Group, Ltd.                  100,292   2,117,707       1.2%
    Bank of Queensland, Ltd.                                      10,621      84,279       0.1%
    Bendigo & Adelaide Bank, Ltd.                                 24,593     207,685       0.1%
    BHP Billiton, Ltd.                                           155,689   2,720,016       1.5%
    BHP Billiton, Ltd. Sponsored ADR                               1,200      42,024       0.0%
    BlueScope Steel, Ltd.                                         37,680     223,541       0.1%
    Boral, Ltd.                                                   43,304     206,897       0.1%
#   Fortescue Metals Group, Ltd.                                 214,276     899,236       0.5%
    Incitec Pivot, Ltd.                                           73,326     163,999       0.1%
    National Australia Bank, Ltd.                                  3,464      73,532       0.1%
    Newcrest Mining, Ltd.                                         52,064     911,611       0.5%
    Origin Energy, Ltd.                                           52,124     210,090       0.1%
    QBE Insurance Group, Ltd.                                     46,090     349,200       0.2%
    Rio Tinto, Ltd.                                               17,901     740,644       0.4%
    Santos, Ltd.                                                  76,960     205,926       0.1%
    South32, Ltd.                                                 60,870     118,789       0.1%
    South32, Ltd. ADR                                                480       4,620       0.0%
    Star Entertainment Grp, Ltd. (The)                            29,402     111,255       0.1%
    Suncorp Group, Ltd.                                           59,251     537,768       0.3%
    Treasury Wine Estates, Ltd.                                   21,869     178,284       0.1%
    Woodside Petroleum, Ltd.                                      52,384   1,121,331       0.6%
                                                                         -----------       ---
TOTAL AUSTRALIA                                                           11,608,474       6.5%
                                                                         -----------       ---
AUSTRIA -- (0.1%)
    OMV AG                                                         6,443     201,083       0.1%
    Voestalpine AG                                                 1,452      51,439       0.0%
                                                                         -----------       ---
TOTAL AUSTRIA                                                                252,522       0.1%
                                                                         -----------       ---
BELGIUM -- (1.2%)
    Ageas                                                          7,291     266,358       0.2%
    Colruyt SA                                                     1,590      85,459       0.0%
*   KBC Group NV                                                   9,490     578,520       0.3%
    Proximus SADP                                                  6,938     198,583       0.1%
    Solvay SA                                                      4,955     568,405       0.3%
    UCB SA                                                         2,106     142,516       0.1%
    Umicore SA                                                     5,531     336,186       0.2%
                                                                         -----------       ---
TOTAL BELGIUM                                                              2,176,027       1.2%
                                                                         -----------       ---
CANADA -- (7.7%)
#   AltaGas, Ltd.                                                  7,079     175,167       0.1%
    Bank of Montreal                                              31,347   1,993,669       1.1%
*   BlackBerry, Ltd.                                              17,528     123,572       0.1%
    Cameco Corp.                                                  21,467     165,296       0.1%
    Canadian Natural Resources, Ltd.(2171573)                      2,781      88,263       0.1%
    Canadian Natural Resources, Ltd.(136385101)                   35,182   1,115,621       0.6%
    Cenovus Energy, Inc.                                          36,533     527,537       0.3%
    Crescent Point Energy Corp.(B67C8W8)                          22,411     266,833       0.1%
    Crescent Point Energy Corp.(22576C101)                        15,573     185,630       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
CANADA -- (Continued)
*   Eldorado Gold Corp.                                          15,995 $    50,544       0.0%
    Empire Co., Ltd. Class A                                     16,101     231,918       0.1%
#   Enbridge Income Fund Holdings, Inc.                           3,300      83,749       0.0%
    Encana Corp.                                                 43,240     412,510       0.2%
    Fairfax Financial Holdings, Ltd.                                251     128,550       0.1%
    Finning International, Inc.                                      67       1,247       0.0%
    First Quantum Minerals, Ltd.                                 28,330     269,085       0.2%
    Goldcorp, Inc.(2676302)                                       4,000      60,747       0.0%
    Goldcorp, Inc.(380956409)                                    36,283     551,502       0.3%
*   Husky Energy, Inc.                                           21,861     235,187       0.1%
    Imperial Oil, Ltd.                                            3,682     119,591       0.1%
    Industrial Alliance Insurance & Financial Services, Inc.      7,074     273,931       0.2%
*   Kinross Gold Corp.                                           80,284     311,846       0.2%
*   Lundin Mining Corp.                                          15,090      59,064       0.0%
    Magna International, Inc.                                     7,092     291,127       0.2%
    Manulife Financial Corp.(56501R106)                          39,477     571,627       0.3%
    Manulife Financial Corp.(2492519)                            36,620     530,475       0.3%
    National Bank of Canada                                       3,700     132,078       0.1%
    Silver Wheaton Corp.                                          6,191     149,265       0.1%
    Sun Life Financial, Inc.(2566124)                             9,704     324,769       0.2%
    Sun Life Financial, Inc.(866796105)                          15,266     511,106       0.3%
#   Suncor Energy, Inc.(867224107)                               34,074   1,022,902       0.6%
    Suncor Energy, Inc.(B3NB1P2)                                 55,331   1,660,383       0.9%
    Teck Resources, Ltd. Class B(878742204)                      19,006     410,149       0.2%
    Teck Resources, Ltd. Class B(2879327)                        14,790     319,331       0.2%
*   Tourmaline Oil Corp.                                         14,773     387,140       0.2%
*   Turquoise Hill Resources, Ltd.                               38,520     119,469       0.1%
    Whitecap Resources, Inc.                                     10,900      87,115       0.0%
    WSP Global, Inc.                                              5,812     188,274       0.1%
    Yamana Gold, Inc.                                            50,552     180,529       0.1%
                                                                        -----------       ---
TOTAL CANADA                                                             14,316,798       8.0%
                                                                        -----------       ---
DENMARK -- (1.9%)
    AP Moller--Maersk A.S. Class A                                  131     191,478       0.1%
    AP Moller--Maersk A.S. Class B                                  250     383,470       0.2%
    Carlsberg A.S. Class B                                        3,922     353,350       0.2%
    Danske Bank A.S.                                             17,201     530,634       0.3%
    DSV A.S.                                                     11,168     540,753       0.3%
    ISS A.S.                                                      8,721     342,349       0.2%
    Tryg A.S.                                                     1,726      33,658       0.0%
    Vestas Wind Systems A.S.                                     12,836   1,028,367       0.6%
*   William Demant Holding A.S.                                   3,090      57,496       0.0%
                                                                        -----------       ---
TOTAL DENMARK                                                             3,461,555       1.9%
                                                                        -----------       ---
FINLAND -- (0.8%)
    Fortum Oyj                                                   18,236     303,974       0.2%
    Neste Oyj                                                     1,730      74,636       0.0%
    Stora Enso Oyj Class R                                       36,977     349,437       0.2%
    UPM-Kymmene Oyj                                              30,093     700,009       0.4%
                                                                        -----------       ---
TOTAL FINLAND                                                             1,428,056       0.8%
                                                                        -----------       ---

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FRANCE -- (9.1%)
    AXA SA                                                        48,906 $ 1,103,433       0.6%
    BNP Paribas SA                                                32,322   1,874,135       1.0%
    Bollore SA                                                    24,448      80,489       0.1%
    Bouygues SA                                                   12,585     410,239       0.2%
    Casino Guichard Perrachon SA                                   4,505     224,263       0.1%
    Cie de Saint-Gobain                                           30,917   1,372,813       0.8%
    Cie Generale des Etablissements Michelin                       2,923     316,584       0.2%
    CNP Assurances                                                13,293     230,211       0.1%
    Credit Agricole SA                                            16,841     181,697       0.1%
#   Electricite de France SA                                      12,195     136,709       0.1%
#   Engie SA                                                      70,881   1,022,226       0.6%
    Natixis SA                                                    41,903     212,009       0.1%
    Orange SA                                                     93,410   1,469,681       0.8%
*   Peugeot SA                                                    36,564     547,546       0.3%
    Renault SA                                                    15,215   1,323,124       0.7%
    SCOR SE                                                        7,737     250,552       0.1%
    Societe Generale SA                                           30,614   1,194,176       0.7%
#   STMicroelectronics NV                                         51,204     485,978       0.3%
    Technip SA                                                     1,038      68,892       0.0%
    Total SA                                                      84,942   4,069,138       2.3%
    Vivendi SA                                                    16,307     330,063       0.2%
                                                                         -----------       ---
TOTAL FRANCE                                                              16,903,958       9.4%
                                                                         -----------       ---
GERMANY -- (7.3%)
    Allianz SE                                                    12,806   1,999,071       1.1%
    Allianz SE Sponsored ADR                                      37,493     582,266       0.3%
    Bayerische Motoren Werke AG                                   17,255   1,505,420       0.8%
    Commerzbank AG                                                25,181     171,488       0.1%
    Daimler AG                                                    45,740   3,263,182       1.8%
*   Deutsche Bank AG(D18190898)                                   17,969     258,574       0.1%
#*  Deutsche Bank AG(5750355)                                     11,239     162,534       0.1%
    Deutsche Lufthansa AG                                         17,230     220,529       0.1%
    E.ON SE                                                      163,171   1,195,857       0.7%
    Evonik Industries AG                                           4,643     145,402       0.1%
    Fraport AG Frankfurt Airport Services Worldwide                2,342     139,022       0.1%
    Hannover Rueck SE                                              1,277     142,464       0.1%
    HeidelbergCement AG                                            6,512     616,022       0.3%
    Linde AG                                                       2,832     467,752       0.3%
    Metro AG                                                      13,868     415,405       0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG                  2,898     562,674       0.3%
    Osram Licht AG                                                 1,822     103,484       0.1%
*   RWE AG                                                        60,150     956,937       0.5%
*   Talanx AG                                                      3,757     116,612       0.1%
    Telefonica Deutschland Holding AG                             21,792      84,516       0.1%
*   Uniper SE                                                     16,317     217,183       0.1%
    Volkswagen AG                                                  1,851     276,696       0.2%
                                                                         -----------       ---
TOTAL GERMANY                                                             13,603,090       7.6%
                                                                         -----------       ---
HONG KONG -- (2.5%)
#   Cathay Pacific Airways, Ltd.                                  75,000      98,718       0.1%
    CK Hutchison Holdings, Ltd.                                   85,012   1,049,731       0.6%
    Guoco Group, Ltd.                                              1,000      11,226       0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
HONG KONG -- (Continued)
    Hang Lung Group, Ltd.                                         48,000 $  183,612       0.1%
    Hang Lung Properties, Ltd.                                    80,000    175,929       0.1%
    Henderson Land Development Co., Ltd.                          10,000     59,152       0.0%
    Hopewell Holdings, Ltd.                                        3,500     12,255       0.0%
    Kerry Properties, Ltd.                                        26,500     83,910       0.0%
    MTR Corp., Ltd.                                               43,554    241,031       0.1%
    New World Development Co., Ltd.                              432,194    537,325       0.3%
    NWS Holdings, Ltd.                                            62,569    110,707       0.1%
    Shangri-La Asia, Ltd.                                         76,000     83,470       0.0%
    Sino Land Co., Ltd.                                           59,388    100,837       0.1%
    Sun Hung Kai Properties, Ltd.                                 47,362    705,273       0.4%
    Swire Pacific, Ltd. Class A                                   31,500    327,406       0.2%
    Swire Pacific, Ltd. Class B                                   47,500     88,827       0.1%
    Wharf Holdings, Ltd. (The)                                    44,635    334,660       0.2%
    Wheelock & Co., Ltd.                                          53,000    326,168       0.2%
    Yue Yuen Industrial Holdings, Ltd.                            15,000     57,123       0.0%
                                                                         ----------       ---
TOTAL HONG KONG                                                           4,587,360       2.6%
                                                                         ----------       ---
IRELAND -- (0.4%)
*   Bank of Ireland                                              725,026    155,194       0.1%
    CRH P.L.C. Sponsored ADR                                      17,356    560,599       0.3%
    Paddy Power Betfair P.L.C.                                       168     17,409       0.0%
                                                                         ----------       ---
TOTAL IRELAND                                                               733,202       0.4%
                                                                         ----------       ---
ISRAEL -- (0.5%)
    Azrieli Group, Ltd.                                              306     13,027       0.0%
    Bank Hapoalim BM                                              64,982    374,798       0.2%
*   Bank Leumi Le-Israel BM                                       67,621    255,138       0.1%
    Israel Chemicals, Ltd.                                         2,009      7,139       0.0%
    Mizrahi Tefahot Bank, Ltd.                                     7,736    100,747       0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR             3,769    161,087       0.1%
                                                                         ----------       ---
TOTAL ISRAEL                                                                911,936       0.5%
                                                                         ----------       ---
ITALY -- (0.8%)
    Assicurazioni Generali SpA                                    14,004    180,894       0.1%
#   Fiat Chrysler Automobiles NV                                  40,648    297,987       0.2%
    Intesa Sanpaolo SpA                                           97,944    227,100       0.1%
    Mediobanca SpA                                                19,600    143,576       0.1%
*   Telecom Italia SpA Sponsored ADR                              18,000    156,060       0.1%
    UniCredit SpA                                                190,226    472,067       0.2%
                                                                         ----------       ---
TOTAL ITALY                                                               1,477,684       0.8%
                                                                         ----------       ---
JAPAN -- (22.3%)
    Aeon Co., Ltd.                                                43,800    605,300       0.3%
    Aisin Seiki Co., Ltd.                                          9,200    404,134       0.2%
    Amada Holdings Co., Ltd.                                       8,800    100,242       0.1%
    Aoyama Trading Co., Ltd.                                       1,900     66,935       0.0%
#   Asahi Glass Co., Ltd.                                         69,000    482,573       0.3%
    Asahi Kasei Corp.                                             82,000    739,232       0.4%
    Bank of Kyoto, Ltd. (The)                                      8,000     58,666       0.0%
    Brother Industries, Ltd.                                      17,400    319,277       0.2%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
    Calsonic Kansei Corp.                                          9,000 $  112,793       0.1%
    Canon Marketing Japan, Inc.                                    2,000     34,542       0.0%
    Chiba Bank, Ltd. (The)                                        22,000    136,065       0.1%
    Chugoku Bank, Ltd. (The)                                       4,700     63,062       0.0%
    Citizen Watch Co., Ltd.                                       11,700     65,752       0.0%
    Coca-Cola East Japan Co., Ltd.                                 2,800     61,716       0.0%
#   Coca-Cola West Co., Ltd.                                       2,800     82,753       0.0%
    COMSYS Holdings Corp.                                          4,600     80,981       0.0%
    Concordia Financial Group, Ltd.                               46,000    213,288       0.1%
    Credit Saison Co., Ltd.                                        3,500     60,505       0.0%
    Dai Nippon Printing Co., Ltd.                                 13,000    130,394       0.1%
    Dai-ichi Life Holdings, Inc.                                  27,500    403,177       0.2%
    Daido Steel Co., Ltd.                                          3,000     12,735       0.0%
    Daiwa Securities Group, Inc.                                  62,000    370,152       0.2%
    Denka Co., Ltd.                                               27,000    122,488       0.1%
    Denso Corp.                                                    7,300    317,659       0.2%
    DIC Corp.                                                      4,700    142,372       0.1%
    Dowa Holdings Co., Ltd.                                       10,000     74,268       0.0%
#   Ebara Corp.                                                   11,000    326,556       0.2%
    FamilyMart UNY Holdings Co., Ltd.                                731     45,874       0.0%
    Fuji Media Holdings, Inc.                                      1,800     24,847       0.0%
    FUJIFILM Holdings Corp.                                       16,700    631,442       0.4%
    Fujitsu, Ltd.                                                 88,000    521,939       0.3%
    Fukuoka Financial Group, Inc.                                 22,000     95,204       0.1%
    Glory, Ltd.                                                    1,200     39,671       0.0%
    Gunma Bank, Ltd. (The)                                        12,000     57,298       0.0%
    H2O Retailing Corp.                                            4,100     60,887       0.0%
    Hachijuni Bank, Ltd. (The)                                    15,000     81,774       0.0%
    Hankyu Hanshin Holdings, Inc.                                  8,400    278,108       0.2%
    Heiwa Corp.                                                    2,300     54,030       0.0%
#   Hitachi Capital Corp.                                          6,500    144,998       0.1%
    Hitachi Chemical Co., Ltd.                                     4,000     93,507       0.1%
    Hitachi Construction Machinery Co., Ltd.                       7,000    146,427       0.1%
    Hitachi Metals, Ltd.                                          12,800    159,992       0.1%
    Hitachi Transport System, Ltd.                                   900     18,553       0.0%
    Hitachi, Ltd.                                                190,000  1,012,870       0.6%
    Hokuhoku Financial Group, Inc.                                 4,600     66,308       0.0%
    Honda Motor Co., Ltd.                                         65,100  1,947,896       1.1%
    Ibiden Co., Ltd.                                               5,300     76,940       0.0%
#   Idemitsu Kosan Co., Ltd.                                       1,300     29,874       0.0%
*   IHI Corp.                                                     10,000     26,307       0.0%
    Iida Group Holdings Co., Ltd.                                  8,900    172,033       0.1%
    Inpex Corp.                                                   38,700    361,023       0.2%
    Isetan Mitsukoshi Holdings, Ltd.                               8,500     85,905       0.0%
    ITOCHU Corp.                                                  59,500    751,407       0.4%
    Iyo Bank, Ltd. (The)                                           7,000     43,021       0.0%
    J Front Retailing Co., Ltd.                                   13,000    178,962       0.1%
    JFE Holdings, Inc.                                            32,800    470,108       0.3%
    JGC Corp.                                                      7,400    130,815       0.1%
    JSR Corp.                                                     12,100    183,877       0.1%
    JTEKT Corp.                                                   13,000    192,381       0.1%
    JX Holdings, Inc.                                             54,027    213,469       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
JAPAN -- (Continued)
#   K's Holdings Corp.                                             1,400 $   24,228       0.0%
    Kamigumi Co., Ltd.                                             8,000     68,308       0.0%
    Kaneka Corp.                                                  36,000    297,853       0.2%
    Kawasaki Heavy Industries, Ltd.                               53,000    154,807       0.1%
#   Kawasaki Kisen Kaisha, Ltd.                                   29,000     71,743       0.0%
    Kinden Corp.                                                   2,000     24,086       0.0%
#*  Kobe Steel, Ltd.                                              15,200    125,435       0.1%
    Komatsu, Ltd.                                                 31,000    690,032       0.4%
    Konica Minolta, Inc.                                          27,100    242,736       0.1%
    Kuraray Co., Ltd.                                             20,900    316,855       0.2%
    Kyocera Corp.                                                  3,800    184,638       0.1%
    Kyushu Financial Group, Inc.                                   5,550     36,904       0.0%
    LIXIL Group Corp.                                             11,800    271,026       0.2%
    Marubeni Corp.                                                99,100    520,748       0.3%
    Mazda Motor Corp.                                             38,400    636,817       0.4%
    Mebuki Financial Group, Inc.                                  14,040     49,965       0.0%
    Medipal Holdings Corp.                                         6,000    102,517       0.1%
    Mitsubishi Chemical Holdings Corp.                            92,900    609,974       0.3%
    Mitsubishi Corp.                                              18,700    407,005       0.2%
    Mitsubishi Gas Chemical Co., Inc.                             11,500    176,993       0.1%
    Mitsubishi Heavy Industries, Ltd.                            123,000    526,178       0.3%
    Mitsubishi Logistics Corp.                                     2,000     27,073       0.0%
    Mitsubishi Materials Corp.                                     6,400    183,366       0.1%
    Mitsubishi Motors Corp.                                       37,400    207,622       0.1%
    Mitsubishi UFJ Financial Group, Inc.                         349,700  1,804,385       1.0%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      27,100    131,196       0.1%
    Mitsui & Co., Ltd.                                            17,200    238,306       0.1%
    Mitsui Chemicals, Inc.                                        49,000    241,308       0.1%
    Mitsui Fudosan Co., Ltd.                                       9,000    204,965       0.1%
    Mitsui OSK Lines, Ltd.                                        58,000    145,039       0.1%
    Mizuho Financial Group, Inc.                                 832,700  1,402,060       0.8%
    MS&AD Insurance Group Holdings, Inc.                          12,650    375,538       0.2%
    NEC Corp.                                                    183,000    489,346       0.3%
    NGK Spark Plug Co., Ltd.                                       7,700    152,809       0.1%
    NHK Spring Co., Ltd.                                           8,700     82,349       0.0%
#   Nikon Corp.                                                   12,600    190,423       0.1%
    Nippo Corp.                                                    2,000     38,580       0.0%
    Nippon Electric Glass Co., Ltd.                               14,000     76,160       0.0%
    Nippon Express Co., Ltd.                                      56,000    276,609       0.2%
#   Nippon Paper Industries Co., Ltd.                              4,900     91,712       0.1%
    Nippon Shokubai Co., Ltd.                                      2,200    151,822       0.1%
    Nippon Steel & Sumitomo Metal Corp.                           28,218    559,079       0.3%
    Nippon Yusen K.K.                                            101,000    206,698       0.1%
    Nissan Motor Co., Ltd.                                       107,100  1,089,473       0.6%
    Nisshinbo Holdings, Inc.                                       3,000     29,869       0.0%
    NOK Corp.                                                      5,200    117,186       0.1%
    Nomura Holdings, Inc.                                         62,300    312,057       0.2%
    Nomura Real Estate Holdings, Inc.                              6,300    106,386       0.1%
    NSK, Ltd.                                                     19,100    212,325       0.1%
    Obayashi Corp.                                                 9,000     86,699       0.1%
    Oji Holdings Corp.                                            46,000    194,497       0.1%
    ORIX Corp.                                                    47,000    744,780       0.4%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
JAPAN -- (Continued)
    Resona Holdings, Inc.                                        117,600 $   521,260       0.3%
    Ricoh Co., Ltd.                                               48,900     398,546       0.2%
    Rohm Co., Ltd.                                                 2,400     126,155       0.1%
    Sankyo Co., Ltd.                                               1,800      63,412       0.0%
    SBI Holdings, Inc.                                            13,280     157,757       0.1%
    Sega Sammy Holdings, Inc.                                      1,100      16,242       0.0%
    Seino Holdings Co., Ltd.                                       5,000      55,403       0.0%
    Sekisui House, Ltd.                                           29,200     482,493       0.3%
    Shinsei Bank, Ltd.                                            55,000      88,922       0.1%
    Shizuoka Bank, Ltd. (The)                                     13,000     109,714       0.1%
    Sojitz Corp.                                                  34,370      90,196       0.1%
    Sompo Holdings, Inc.                                          12,997     420,541       0.2%
#   Sumco Corp.                                                    4,000      41,850       0.0%
    Sumitomo Chemical Co., Ltd.                                   98,000     463,479       0.3%
    Sumitomo Corp.                                                14,200     163,252       0.1%
    Sumitomo Electric Industries, Ltd.                            46,600     688,444       0.4%
    Sumitomo Forestry Co., Ltd.                                    6,300      87,761       0.1%
    Sumitomo Heavy Industries, Ltd.                               33,000     173,729       0.1%
    Sumitomo Metal Mining Co., Ltd.                               18,000     233,907       0.1%
    Sumitomo Mitsui Financial Group, Inc.                         51,500   1,785,591       1.0%
    Sumitomo Mitsui Trust Holdings, Inc.                           9,003     303,786       0.2%
    Sumitomo Rubber Industries, Ltd.                              11,000     184,539       0.1%
    Suzuken Co., Ltd.                                                700      22,483       0.0%
    T&D Holdings, Inc.                                            36,900     446,226       0.3%
    Taiheiyo Cement Corp.                                         80,000     229,112       0.1%
    Takashimaya Co., Ltd.                                         22,000     179,432       0.1%
    TDK Corp.                                                      7,700     531,650       0.3%
    Teijin, Ltd.                                                  11,800     227,993       0.1%
    THK Co., Ltd.                                                  5,000     105,569       0.1%
    Tokai Rika Co., Ltd.                                           2,300      43,131       0.0%
    Tokio Marine Holdings, Inc.                                    8,200     323,435       0.2%
    Tokyo Tatemono Co., Ltd.                                       5,300      67,325       0.0%
    Tokyu Fudosan Holdings Corp.                                  20,300     114,418       0.1%
    Toppan Printing Co., Ltd.                                     20,000     188,080       0.1%
    Tosoh Corp.                                                   31,000     202,446       0.1%
    Toyo Seikan Group Holdings, Ltd.                               5,100      94,070       0.1%
    Toyoda Gosei Co., Ltd.                                         6,400     146,654       0.1%
    Toyota Industries Corp.                                        3,800     174,357       0.1%
    Toyota Motor Corp.                                            18,170   1,053,982       0.6%
    Toyota Tsusho Corp.                                           14,000     330,519       0.2%
    Ube Industries, Ltd.                                          42,000      86,671       0.0%
    Yamada Denki Co., Ltd.                                        41,000     211,928       0.1%
    Yamaguchi Financial Group, Inc.                                6,000      66,146       0.0%
    Yokohama Rubber Co., Ltd. (The)                                6,100     105,912       0.1%
    Zeon Corp.                                                     4,000      36,540       0.0%
                                                                         -----------      ----
TOTAL JAPAN                                                               41,338,987      23.0%
                                                                         -----------      ----
NETHERLANDS -- (3.0%)
    Aegon NV                                                      46,736     202,177       0.1%
*   ArcelorMittal(B295F26)                                        52,913     356,105       0.2%
*   ArcelorMittal(B03XPL1)                                        35,581     240,419       0.1%
    Boskalis Westminster                                           3,998     128,942       0.1%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
NETHERLANDS -- (Continued)
    Coca-Cola European Partners P.L.C.                             1,208 $   46,490       0.0%
    Gemalto NV                                                     2,954    160,679       0.1%
    ING Groep NV                                                 103,758  1,362,032       0.8%
    ING Groep NV Sponsored ADR                                    18,092    237,186       0.1%
    Koninklijke Ahold Delhaize NV                                 35,378    807,046       0.5%
    Koninklijke DSM NV                                            13,354    858,322       0.5%
    Koninklijke Philips NV                                        32,407    973,182       0.5%
    NN Group NV                                                    6,761    203,659       0.1%
                                                                         ----------       ---
TOTAL NETHERLANDS                                                         5,576,239       3.1%
                                                                         ----------       ---
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd.                          10,500     49,451       0.0%
    Fletcher Building, Ltd.                                       33,834    250,644       0.2%
                                                                         ----------       ---
TOTAL NEW ZEALAND                                                           300,095       0.2%
                                                                         ----------       ---
NORWAY -- (0.8%)
    DNB ASA                                                       33,847    489,315       0.3%
    Norsk Hydro ASA                                               36,412    162,789       0.1%
#   Statoil ASA                                                   24,459    399,318       0.2%
*   Storebrand ASA                                                20,270    104,251       0.1%
*   Subsea 7 SA                                                    6,603     73,916       0.0%
    Yara International ASA                                         5,189    183,298       0.1%
                                                                         ----------       ---
TOTAL NORWAY                                                              1,412,887       0.8%
                                                                         ----------       ---
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA                                       40,541         --       0.0%
    EDP Renovaveis SA                                              7,795     58,886       0.0%
                                                                         ----------       ---
TOTAL PORTUGAL                                                               58,886       0.0%
                                                                         ----------       ---
SINGAPORE -- (0.9%)
    CapitaLand, Ltd.                                              48,400    107,347       0.1%
    City Developments, Ltd.                                       15,800     96,202       0.1%
    DBS Group Holdings, Ltd.                                      36,800    396,656       0.2%
    Golden Agri-Resources, Ltd.                                  242,500     66,961       0.0%
    Hutchison Port Holdings Trust                                275,100    122,202       0.1%
#   Keppel Corp., Ltd.                                           109,700    414,847       0.2%
    SembCorp Industries, Ltd.                                     47,100     85,289       0.0%
    Singapore Airlines, Ltd.                                      32,200    234,318       0.1%
    United Industrial Corp., Ltd.                                 19,000     37,165       0.0%
    UOL Group, Ltd.                                               23,399     95,168       0.1%
                                                                         ----------       ---
TOTAL SINGAPORE                                                           1,656,155       0.9%
                                                                         ----------       ---
SPAIN -- (2.8%)
    Banco de Sabadell SA                                         258,931    345,731       0.2%
    Banco Popular Espanol SA                                      51,583     56,439       0.0%
    Banco Santander SA                                           673,737  3,301,327       1.8%
    CaixaBank SA                                                  45,070    135,994       0.1%
    Iberdrola SA                                                 117,748    801,327       0.5%
    Mapfre SA                                                      2,715      8,054       0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SPAIN -- (Continued)
    Repsol SA                                                     43,266 $   604,097       0.3%
                                                                         -----------       ---
TOTAL SPAIN                                                                5,252,969       2.9%
                                                                         -----------       ---
SWEDEN -- (2.1%)
    Boliden AB                                                    20,869     483,669       0.3%
    Holmen AB Class B                                              1,590      54,403       0.0%
#   ICA Gruppen AB                                                 1,636      50,789       0.0%
    Millicom International Cellular SA                             4,474     196,573       0.1%
    Nordea Bank AB                                                86,205     905,939       0.5%
    Skandinaviska Enskilda Banken AB Class A                      19,166     193,316       0.1%
    Svenska Cellulosa AB SCA Class A                                 318       9,010       0.0%
    Svenska Cellulosa AB SCA Class B                              25,588     724,724       0.4%
    Svenska Handelsbanken AB Class A                              12,670     172,732       0.1%
    Swedbank AB Class A                                            5,009     117,207       0.1%
    Tele2 AB Class B                                              18,428     152,170       0.1%
    Telefonaktiebolaget LM Ericsson Class A                          164         886       0.0%
    Telefonaktiebolaget LM Ericsson Class B                       67,232     326,133       0.2%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                 27,013     131,553       0.1%
#   Telia Co AB                                                  101,066     403,743       0.2%
                                                                         -----------       ---
TOTAL SWEDEN                                                               3,922,847       2.2%
                                                                         -----------       ---
SWITZERLAND -- (7.6%)
    ABB, Ltd.                                                     95,921   1,978,890       1.1%
    Adecco Group AG                                               10,508     623,965       0.3%
    Baloise Holding AG                                             2,271     279,400       0.2%
    Banque Cantonale Vaudoise                                        125      78,530       0.0%
    Cie Financiere Richemont SA                                   23,186   1,490,625       0.8%
    Clariant AG                                                   22,003     364,358       0.2%
    Credit Suisse Group AG                                        33,724     470,543       0.3%
*   Dufry AG                                                       2,817     342,709       0.2%
    Flughafen Zuerich AG                                             916     168,383       0.1%
    Helvetia Holding AG                                               59      30,696       0.0%
    Julius Baer Group, Ltd.                                        5,238     212,043       0.1%
    LafargeHolcim, Ltd.(7110753)                                  11,747     626,593       0.4%
    LafargeHolcim, Ltd.(BZ3DNX4)                                   8,340     445,432       0.3%
    Novartis AG                                                   20,736   1,471,584       0.8%
    Swatch Group AG (The)(7184736)                                 2,778     160,146       0.1%
#   Swatch Group AG (The)(7184725)                                 2,051     616,852       0.3%
    Swiss Life Holding AG                                            962     254,577       0.1%
    Swiss Re AG                                                   17,407   1,615,573       0.9%
    UBS Group AG(BRJL176)                                         45,288     640,266       0.4%
*   UBS Group AG(H42097107)                                       37,591     528,905       0.3%
    Zurich Insurance Group AG                                      6,382   1,670,530       0.9%
                                                                         -----------       ---
TOTAL SWITZERLAND                                                         14,070,600       7.8%
                                                                         -----------       ---
UNITED KINGDOM -- (17.4%)
    3i Group P.L.C.                                               12,957     106,211       0.1%
*   Anglo American P.L.C.                                         54,333     754,099       0.4%
    Antofagasta P.L.C.                                            24,477     162,798       0.1%
    Aviva P.L.C.                                                  28,927     156,751       0.1%
    Barclays P.L.C.                                                  293         679       0.0%

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                  --------- ------------ ---------------
UNITED KINGDOM -- (Continued)
     Barclays P.L.C. Sponsored ADR                                   82,325 $    759,036        0.4%
     Barratt Developments P.L.C.                                     16,534       91,688        0.1%
     BHP Billiton P.L.C. ADR                                         10,317      311,986        0.2%
     BP P.L.C. Sponsored ADR                                        206,520    7,341,782        4.1%
     Carnival P.L.C.                                                  2,639      127,286        0.1%
     Carnival P.L.C. ADR                                              2,554      124,814        0.1%
*    Glencore P.L.C.                                                704,688    2,157,124        1.2%
#    HSBC Holdings P.L.C. Sponsored ADR                             122,600    4,613,438        2.6%
     J Sainsbury P.L.C.                                             114,170      350,050        0.2%
     Kingfisher P.L.C.                                              145,696      643,600        0.3%
#    Lloyds Banking Group P.L.C. ADR                                147,018      414,591        0.2%
     Pearson P.L.C. Sponsored ADR                                    36,352      335,529        0.2%
*    Royal Bank of Scotland Group P.L.C.                             20,710       47,859        0.0%
#*   Royal Bank of Scotland Group P.L.C. Sponsored ADR               20,712       95,897        0.1%
     Royal Dutch Shell P.L.C. Sponsored ADR, Class A                 90,385    4,502,077        2.5%
     Royal Dutch Shell P.L.C. Sponsored ADR, Class B                 63,145    3,303,115        1.8%
     Royal Mail P.L.C.                                               29,930      179,565        0.1%
*    Standard Chartered P.L.C.                                       86,899      755,666        0.4%
     Vodafone Group P.L.C.                                        1,463,266    4,018,603        2.2%
     Vodafone Group P.L.C. Sponsored ADR                             22,008      612,698        0.3%
     WM Morrison Supermarkets P.L.C.                                127,062      351,741        0.2%
                                                                            ------------      -----
TOTAL UNITED KINGDOM                                                          32,318,683       18.0%
                                                                            ------------      -----
TOTAL COMMON STOCKS                                                          177,369,010       98.7%
                                                                            ------------      -----
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
     Bayerische Motoren Werke AG                                      2,564      194,673        0.1%
     Porsche Automobil Holding SE                                     4,198      226,853        0.1%
     Volkswagen AG                                                    8,753    1,206,825        0.7%
                                                                            ------------      -----
TOTAL GERMANY                                                                  1,628,351        0.9%
                                                                            ------------      -----
TOTAL PREFERRED STOCKS                                                         1,628,351        0.9%
                                                                            ------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*    Banco Santander SA Rights 11/07/16                             673,736       37,719        0.0%
                                                                            ------------      -----
SWEDEN -- (0.0%)
*    Tele2 AB Rights 11/16/16 Class B                                18,428        5,522        0.0%
                                                                            ------------      -----
TOTAL RIGHTS/WARRANTS                                                             43,241        0.0%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  179,040,602
                                                                            ------------

                                                                               VALUE+
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@ DFA Short Term Investment Fund                                 539,416    6,242,125        3.5%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $199,223,126)                           $185,282,727      103.1%
                                                                            ============      =====

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia                   $    46,644 $ 11,561,830   --    $ 11,608,474
     Austria                              --      252,522   --         252,522
     Belgium                              --    2,176,027   --       2,176,027
     Canada                       14,316,798           --   --      14,316,798
     Denmark                              --    3,461,555   --       3,461,555
     Finland                              --    1,428,056   --       1,428,056
     France                               --   16,903,958   --      16,903,958
     Germany                       1,058,023   12,545,067   --      13,603,090
     Hong Kong                            --    4,587,360   --       4,587,360
     Ireland                         560,599      172,603   --         733,202
     Israel                          161,087      750,849   --         911,936
     Italy                           156,060    1,321,624   --       1,477,684
     Japan                                --   41,338,987   --      41,338,987
     Netherlands                   1,727,152    3,849,087   --       5,576,239
     New Zealand                          --      300,095   --         300,095
     Norway                               --    1,412,887   --       1,412,887
     Portugal                             --       58,886   --          58,886
     Singapore                            --    1,656,155   --       1,656,155
     Spain                                --    5,252,969   --       5,252,969
     Sweden                          131,553    3,791,294   --       3,922,847
     Switzerland                     528,905   13,541,695   --      14,070,600
     United Kingdom               22,414,963    9,903,720   --      32,318,683
  Preferred Stocks
     Germany                              --    1,628,351   --       1,628,351
  Rights/Warrants
     Spain                                --       37,719   --          37,719
     Sweden                               --        5,522   --           5,522
  Securities Lending Collateral           --    6,242,125   --       6,242,125
                                 ----------- ------------   --    ------------
  TOTAL                          $41,101,784 $144,180,943   --    $185,282,727
                                 =========== ============   ==    ============

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
COMMON STOCKS -- (91.4%)
AUSTRALIA -- (6.3%)
    Adelaide Brighton, Ltd.                                       31,770 $129,078       0.1%
*   AED Oil, Ltd.                                                  4,139       --       0.0%
#   Ainsworth Game Technology, Ltd.                                8,468   11,486       0.0%
*   Alkane Resources, Ltd.                                        19,700    8,236       0.0%
    ALS, Ltd.                                                     25,014  118,192       0.1%
#   Altium, Ltd.                                                  10,936   65,102       0.1%
#   Alumina, Ltd.                                                201,027  241,610       0.2%
    AMA Group, Ltd.                                               28,485   22,532       0.0%
    Amaysim Australia, Ltd.                                       12,705   20,832       0.0%
    Ansell, Ltd.                                                   9,060  149,264       0.1%
#   AP Eagers, Ltd.                                                5,272   39,285       0.0%
*   APN News & Media, Ltd.                                        21,599   43,931       0.0%
    APN Outdoor Group, Ltd.                                        1,660    5,987       0.0%
#   ARB Corp., Ltd.                                                6,754   87,472       0.1%
    Ardent Leisure Group                                          45,511   69,691       0.1%
#*  Arrium, Ltd.                                                 211,294        1       0.0%
    Asaleo Care, Ltd.                                             20,970   23,234       0.0%
    AUB Group, Ltd.                                                6,741   50,792       0.0%
*   Ausdrill, Ltd.                                                21,215   21,306       0.0%
    Austal, Ltd.                                                  11,584   13,504       0.0%
#*  Australian Agricultural Co., Ltd.                             35,981   47,685       0.0%
    Australian Pharmaceutical Industries, Ltd.                    31,902   45,986       0.0%
    Auswide Bank, Ltd.                                               777    3,117       0.0%
    Automotive Holdings Group, Ltd.                               19,859   61,042       0.1%
    Aveo Group                                                    30,786   75,131       0.1%
    AVJennings, Ltd.                                              30,044   13,010       0.0%
*   AWE, Ltd.                                                     53,433   21,883       0.0%
    Bank of Queensland, Ltd.                                      23,526  186,681       0.1%
    Bapcor, Ltd.                                                  21,186   82,603       0.1%
    Beach Energy, Ltd.                                           164,490   89,535       0.1%
*   Beadell Resources, Ltd.                                       69,221   24,628       0.0%
    Bega Cheese, Ltd.                                              9,353   35,028       0.0%
#   Bellamy's Australia, Ltd.                                      4,593   39,662       0.0%
    Bendigo & Adelaide Bank, Ltd.                                  2,964   25,031       0.0%
*   Billabong International, Ltd.                                  8,658    7,945       0.0%
#   Blackmores, Ltd.                                               1,296  110,202       0.1%
#   Blue Sky Alternative Investments, Ltd.                         3,335   18,436       0.0%
    BlueScope Steel, Ltd.                                         33,695  199,900       0.1%
*   Bradken, Ltd.                                                 21,442   52,418       0.0%
    Breville Group, Ltd.                                           7,643   53,749       0.0%
    Brickworks, Ltd.                                               2,810   28,797       0.0%
    BT Investment Management, Ltd.                                 7,784   54,563       0.0%
#   Cabcharge Australia, Ltd.                                      9,538   26,073       0.0%
#   Cardno, Ltd.                                                  22,209   15,597       0.0%
*   Carnarvon Petroleum, Ltd.                                      6,703      611       0.0%
    carsales.com, Ltd.                                             9,629   77,930       0.1%
#   Cash Converters International, Ltd.                           15,875    3,864       0.0%
    Cedar Woods Properties, Ltd.                                   6,587   22,498       0.0%
    Cleanaway Waste Management, Ltd.                             140,011  123,276       0.1%
*   Coal of Africa, Ltd.                                          22,474    1,063       0.0%
    Codan, Ltd.                                                    2,725    3,153       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    Collins Foods, Ltd.                                            6,171 $ 22,547       0.0%
#   Corporate Travel Management, Ltd.                              4,043   58,277       0.0%
#   Cover-More Group, Ltd.                                        38,979   42,156       0.0%
    Credit Corp. Group, Ltd.                                       3,078   41,420       0.0%
    CSG, Ltd.                                                     15,131   14,724       0.0%
    CSR, Ltd.                                                     41,271  114,598       0.1%
#*  CuDeco, Ltd.                                                   4,262    1,394       0.0%
    Decmil Group, Ltd.                                             8,327    6,997       0.0%
#*  Doray Minerals, Ltd.                                          36,011   14,534       0.0%
    Downer EDI, Ltd.                                              36,832  162,793       0.1%
#*  DSHE Holdings, Ltd.                                           10,561       --       0.0%
    DuluxGroup, Ltd.                                              23,068  112,816       0.1%
    Eclipx Group, Ltd.                                            13,048   38,161       0.0%
#*  Elders, Ltd.                                                   8,151   24,043       0.0%
#*  Energy World Corp., Ltd.                                      50,545    8,438       0.0%
#   EQT Holdings, Ltd.                                             1,194   16,121       0.0%
#   ERM Power, Ltd.                                               19,540   16,705       0.0%
    Estia Health, Ltd.                                             2,329    4,745       0.0%
    Event Hospitality and Entertainment, Ltd.                      5,533   58,857       0.0%
    Evolution Mining, Ltd.                                        72,531  127,906       0.1%
    Fairfax Media, Ltd.                                          198,477  124,322       0.1%
#*  Fleetwood Corp., Ltd.                                          6,315    9,614       0.0%
#   FlexiGroup, Ltd.                                              19,943   34,057       0.0%
    Flight Centre Travel Group, Ltd.                               2,680   68,858       0.1%
#   G8 Education, Ltd.                                            21,908   52,559       0.0%
    Gateway Lifestyle                                             17,457   30,708       0.0%
    GrainCorp, Ltd. Class A                                       16,241  103,564       0.1%
#   Greencross, Ltd.                                              10,802   57,249       0.0%
    GUD Holdings, Ltd.                                             6,288   45,356       0.0%
    GWA Group, Ltd.                                               23,855   51,708       0.0%
    Hansen Technologies, Ltd.                                     13,192   41,225       0.0%
*   Hills, Ltd.                                                   26,079   12,669       0.0%
*   Horizon Oil, Ltd.                                             75,236    2,164       0.0%
    Iluka Resources, Ltd.                                         24,969  109,467       0.1%
*   Imdex, Ltd.                                                   17,843    8,151       0.0%
#   IMF Bentham, Ltd.                                             13,775   19,214       0.0%
#   Independence Group NL                                         38,182  124,328       0.1%
#*  Infigen Energy                                                80,009   61,126       0.1%
    Infomedia, Ltd.                                               29,538   17,057       0.0%
    InvoCare, Ltd.                                                 8,056   79,933       0.1%
#   IOOF Holdings, Ltd.                                           15,998   99,591       0.1%
    IRESS, Ltd.                                                    7,858   67,667       0.1%
    iSelect, Ltd.                                                 15,373   21,272       0.0%
    iSentia Group, Ltd.                                           13,862   37,043       0.0%
#   Japara Healthcare, Ltd.                                       10,675   15,242       0.0%
    JB Hi-Fi, Ltd.                                                 7,051  151,998       0.1%
*   Karoon Gas Australia, Ltd.                                     5,930   10,303       0.0%
*   Kingsgate Consolidated, Ltd.                                  11,507    1,779       0.0%
#*  Lynas Corp., Ltd.                                             10,000      425       0.0%
    MACA, Ltd.                                                     3,463    4,637       0.0%
*   Macmahon Holdings, Ltd.                                       69,831    4,921       0.0%
    Macquarie Atlas Roads Group                                   28,473  101,999       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    Magellan Financial Group, Ltd.                                 6,604 $106,647       0.1%
    Mantra Group, Ltd.                                            27,147   67,780       0.1%
*   Mayne Pharma Group, Ltd.                                     106,784  132,888       0.1%
    McMillan Shakespeare, Ltd.                                     8,031   65,975       0.1%
*   Medusa Mining, Ltd.                                            7,354    3,591       0.0%
#*  Mesoblast, Ltd.                                                7,543    7,015       0.0%
#*  Metals X, Ltd.                                                27,876   29,344       0.0%
#*  Metcash, Ltd.                                                 85,183  128,555       0.1%
*   Mincor Resources NL                                           14,047    3,473       0.0%
    Mineral Resources, Ltd.                                       13,856  121,897       0.1%
#   MMA Offshore, Ltd.                                            18,410    4,266       0.0%
#   Monadelphous Group, Ltd.                                       9,312   65,805       0.1%
    Monash IVF Group, Ltd.                                        17,197   27,575       0.0%
    Mortgage Choice, Ltd.                                         10,500   17,874       0.0%
*   Mount Gibson Iron, Ltd.                                       65,404   16,244       0.0%
#   Myer Holdings, Ltd.                                           70,147   62,523       0.1%
    Navitas, Ltd.                                                 10,909   43,381       0.0%
*   NetComm Wireless, Ltd.                                         6,048   10,412       0.0%
    New Hope Corp., Ltd.                                          15,030   21,453       0.0%
    nib holdings, Ltd.                                            27,676  101,353       0.1%
    Nine Entertainment Co. Holdings, Ltd.                         45,217   29,496       0.0%
    Northern Star Resources, Ltd.                                 37,669  121,838       0.1%
    Nufarm, Ltd.                                                  15,520  104,186       0.1%
#   OFX Group, Ltd.                                               19,585   23,055       0.0%
    oOh!media, Ltd.                                               12,225   39,704       0.0%
#*  Orocobre, Ltd.                                                 7,187   20,930       0.0%
    Orora, Ltd.                                                   63,879  140,762       0.1%
    OZ Minerals, Ltd.                                             27,601  141,023       0.1%
    Pact Group Holdings, Ltd.                                     11,420   56,928       0.0%
#*  Paladin Energy, Ltd.                                         190,272   20,230       0.0%
    Peet, Ltd.                                                    19,305   13,941       0.0%
    Perpetual, Ltd.                                                2,605   89,450       0.1%
*   Perseus Mining, Ltd.                                          57,281   26,926       0.0%
#   Platinum Asset Management, Ltd.                               14,364   54,400       0.0%
    PMP, Ltd.                                                     17,571   11,502       0.0%
    Premier Investments, Ltd.                                      8,397   90,365       0.1%
    Primary Health Care, Ltd.                                     40,247  117,311       0.1%
    Prime Media Group, Ltd.                                       30,543    6,500       0.0%
    Programmed Maintenance Services, Ltd.                         27,228   29,675       0.0%
#   Qube Holdings, Ltd.                                           62,719  106,176       0.1%
#   RCG Corp., Ltd.                                               24,487   27,064       0.0%
    RCR Tomlinson, Ltd.                                           10,693   21,634       0.0%
    Reckon, Ltd.                                                   1,448    1,739       0.0%
    Regis Healthcare, Ltd.                                         9,281   27,752       0.0%
    Regis Resources, Ltd.                                         30,282   76,370       0.1%
    Reject Shop, Ltd. (The)                                        1,897   10,767       0.0%
#   Resolute Mining, Ltd.                                         88,278  104,278       0.1%
#   Retail Food Group, Ltd.                                        8,107   41,704       0.0%
    Ridley Corp., Ltd.                                            33,330   31,557       0.0%
    SAI Global, Ltd.                                              17,990   63,971       0.1%
*   Salmat, Ltd.(6571511)                                          3,642    1,290       0.0%
*   Salmat, Ltd.(BDQZDF5)                                            775       21       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
AUSTRALIA -- (Continued)
    Sandfire Resources NL                                         10,113 $ 39,891       0.0%
*   Saracen Mineral Holdings, Ltd.                                69,377   59,946       0.0%
    SeaLink Travel Group, Ltd.                                       977    3,170       0.0%
    Select Harvests, Ltd.                                          4,176   19,408       0.0%
*   Senex Energy, Ltd.                                            69,792   13,368       0.0%
    Servcorp, Ltd.                                                 1,569    9,465       0.0%
    Service Stream, Ltd.                                          24,219   20,041       0.0%
#   Seven Group Holdings, Ltd.                                     8,164   56,271       0.0%
    Seven West Media, Ltd.                                        74,426   38,352       0.0%
    SG Fleet Group, Ltd.                                           9,631   26,304       0.0%
    Sigma Pharmaceuticals, Ltd.                                   96,815   97,705       0.1%
#*  Silex Systems, Ltd.                                            1,112      287       0.0%
#   Silver Chef, Ltd.                                              1,630   13,148       0.0%
*   Silver Lake Resources, Ltd.                                   25,841   12,666       0.0%
    Sims Metal Management, Ltd.                                   15,927  121,162       0.1%
#   Sirtex Medical, Ltd.                                           3,818   80,814       0.1%
#   Slater & Gordon, Ltd.                                         22,893    6,331       0.0%
    SmartGroup Corp., Ltd.                                         4,622   20,985       0.0%
    SMS Management & Technology, Ltd.                              6,207    7,192       0.0%
#   Southern Cross Media Group, Ltd.                              67,418   73,598       0.1%
    Spark Infrastructure Group                                   101,734  171,510       0.1%
*   Specialty Fashion Group, Ltd.                                 19,600    7,819       0.0%
    SpeedCast International, Ltd.                                  4,800   14,562       0.0%
    Spotless Group Holdings, Ltd.                                 79,183   60,068       0.1%
#*  St Barbara, Ltd.                                              40,823   83,320       0.1%
    Star Entertainment Grp, Ltd. (The)                            49,338  186,692       0.1%
    Steadfast Group, Ltd.                                         57,870   93,968       0.1%
*   Sundance Energy Australia, Ltd.                               99,276   13,066       0.0%
    Sunland Group, Ltd.                                           14,139   16,299       0.0%
    Super Retail Group, Ltd.                                       9,227   68,596       0.1%
    Tabcorp Holdings, Ltd.                                        62,084  228,096       0.2%
    Tassal Group, Ltd.                                            11,741   34,326       0.0%
    Technology One, Ltd.                                          18,475   78,899       0.1%
#*  Ten Network Holdings, Ltd.                                    22,220   17,457       0.0%
#   TFS Corp., Ltd.                                               35,825   38,138       0.0%
    Thorn Group, Ltd.                                             15,487   20,294       0.0%
*   Tiger Resources, Ltd.                                        149,819    2,278       0.0%
    Tox Free Solutions, Ltd.                                      11,146   19,908       0.0%
    Treasury Wine Estates, Ltd.                                   17,011  138,680       0.1%
*   Troy Resources, Ltd.                                           3,735    1,015       0.0%
*   UGL, Ltd.                                                      8,011   19,556       0.0%
    Village Roadshow, Ltd.                                         7,008   27,094       0.0%
*   Virgin Australia Holdings, Ltd.()                            110,192       --       0.0%
*   Virgin Australia Holdings, Ltd.(B43DQC7)                      62,219   11,109       0.0%
    Virtus Health, Ltd.                                            9,520   50,381       0.0%
    Vita Group, Ltd.                                               4,214   13,096       0.0%
    Vocus Communications, Ltd.                                    11,731   50,860       0.0%
*   Watpac, Ltd.                                                   6,412    4,356       0.0%
    Webjet, Ltd.                                                   6,560   54,495       0.0%
#*  Western Areas, Ltd.                                           18,767   35,200       0.0%
#*  Whitehaven Coal, Ltd.                                         44,128  101,482       0.1%
#*  WorleyParsons, Ltd.                                           20,922  133,712       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
AUSTRALIA -- (Continued)
    WPP AUNZ, Ltd.                                               29,890 $    18,502       0.0%
                                                                        -----------       ---
TOTAL AUSTRALIA                                                          10,355,604       6.8%
                                                                        -----------       ---
AUSTRIA -- (1.3%)
    Agrana Beteiligungs AG                                          319      38,204       0.0%
    ANDRITZ AG                                                    2,538     132,700       0.1%
    Atrium European Real Estate, Ltd.                            11,257      48,152       0.0%
    Austria Technologie & Systemtechnik AG                        2,825      31,273       0.0%
    BUWOG AG                                                      5,718     138,203       0.1%
    CA Immobilien Anlagen AG                                      5,928     107,557       0.1%
    Conwert Immobilien Invest SE                                  7,656     135,812       0.1%
#   DO & CO AG                                                      419      32,466       0.0%
    EVN AG                                                        3,510      41,045       0.0%
    IMMOFINANZ AG                                                53,794     115,774       0.1%
    Kapsch TrafficCom AG                                            127       5,686       0.0%
    Lenzing AG                                                      773     100,745       0.1%
    Mayr Melnhof Karton AG                                          651      72,107       0.1%
    Oberbank AG                                                   1,169      74,305       0.1%
    Oesterreichische Post AG                                      1,784      61,552       0.1%
    Palfinger AG                                                  1,513      45,770       0.0%
    Porr Ag                                                         636      22,859       0.0%
*   Raiffeisen Bank International AG                              8,639     141,483       0.1%
    RHI AG                                                        2,079      52,325       0.0%
    Rosenbauer International AG                                     167       9,755       0.0%
    S IMMO AG                                                     5,806      62,304       0.1%
    Schoeller-Bleckmann Oilfield Equipment AG                       838      59,375       0.1%
    Semperit AG Holding                                           1,085      29,422       0.0%
    Strabag SE                                                    1,012      33,966       0.0%
    Telekom Austria AG                                            7,345      42,186       0.0%
    UNIQA Insurance Group AG                                      9,006      58,010       0.0%
    Verbund AG                                                    4,002      66,743       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe          2,063      40,657       0.0%
    Voestalpine AG                                                  657      23,275       0.0%
    Wienerberger AG                                              10,988     175,595       0.1%
    Zumtobel Group AG                                             2,862      50,204       0.0%
                                                                        -----------       ---
TOTAL AUSTRIA                                                             2,049,510       1.4%
                                                                        -----------       ---
BELGIUM -- (1.6%)
#*  Ablynx NV                                                     4,354      42,991       0.0%
    Ackermans & van Haaren NV                                     1,790     248,452       0.2%
*   AGFA-Gevaert NV                                              15,370      63,879       0.0%
    Banque Nationale de Belgique                                     20      61,915       0.0%
    Barco NV                                                      1,156      90,918       0.1%
    Bekaert SA                                                    3,353     149,062       0.1%
    bpost SA                                                      3,552      94,499       0.1%
    Cie d'Entreprises CFE                                           637      70,215       0.1%
*   Cie Immobiliere de Belgique SA                                  426      23,731       0.0%
    D'ieteren SA                                                  2,276     100,336       0.1%
    Deceuninck NV                                                 6,500      16,854       0.0%
    Econocom Group SA                                             7,084     105,341       0.1%
    Elia System Operator SA                                       2,587     133,880       0.1%
    Euronav NV                                                    8,197      64,132       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
BELGIUM -- (Continued)
    EVS Broadcast Equipment SA                                    1,060 $   37,107       0.0%
    Exmar NV                                                      2,768     19,779       0.0%
#*  Fagron                                                        3,624     35,632       0.0%
*   Galapagos NV(B07Q2V5)                                         1,286     78,246       0.1%
*   Galapagos NV(B083BK7)                                           974     59,220       0.0%
    Gimv NV                                                         942     50,698       0.0%
    Ion Beam Applications                                         1,765     83,822       0.1%
    Kinepolis Group NV                                            1,047     47,111       0.0%
#   Lotus Bakeries                                                   24     65,941       0.1%
    Melexis NV                                                    1,117     73,132       0.1%
#*  Nyrstar NV                                                    6,866     35,257       0.0%
    Ontex Group NV                                                3,517    106,383       0.1%
*   Orange Belgium SA                                             2,853     64,257       0.0%
    Recticel SA                                                   2,553     16,684       0.0%
    Roularta Media Group NV                                         455     12,594       0.0%
    Sipef SA                                                        540     30,969       0.0%
*   Telenet Group Holding NV                                        496     26,557       0.0%
*   Tessenderlo Chemie NV                                         2,976     99,356       0.1%
*   ThromboGenics NV                                              2,924      9,080       0.0%
    Umicore SA                                                    6,669    405,356       0.3%
    Van de Velde NV                                                 433     30,497       0.0%
*   Viohalco SA                                                   9,200     13,516       0.0%
                                                                        ----------       ---
TOTAL BELGIUM                                                            2,667,399       1.8%
                                                                        ----------       ---
CANADA -- (8.9%)
*   5N Plus, Inc.                                                 2,300      2,881       0.0%
    Absolute Software Corp.                                       2,400     11,398       0.0%
    Acadian Timber Corp.                                            500      6,501       0.0%
*   Advantage Oil & Gas, Ltd.                                    16,781    113,225       0.1%
    Aecon Group, Inc.                                             5,291     68,401       0.1%
*   Africa Oil Corp.                                             12,529     17,935       0.0%
    Ag Growth International, Inc.                                 1,567     54,476       0.0%
    AGF Management, Ltd. Class B                                  7,733     29,461       0.0%
    AGT Food & Ingredients, Inc.                                  1,730     49,193       0.0%
    Aimia, Inc.                                                  11,200     60,538       0.0%
*   Air Canada                                                    4,500     42,440       0.0%
    AirBoss of America Corp.                                      2,200     20,847       0.0%
    AKITA Drilling, Ltd. Class A                                  1,200      7,426       0.0%
*   Alacer Gold Corp.                                            30,833     62,296       0.0%
    Alamos Gold, Inc. Class A                                    21,890    171,683       0.1%
#   Alaris Royalty Corp.                                          3,325     48,860       0.0%
    Algonquin Power & Utilities Corp.                            13,049    115,284       0.1%
    Altius Minerals Corp.                                         4,300     35,649       0.0%
    Altus Group, Ltd.                                             3,100     66,863       0.1%
*   Amaya, Inc.                                                   2,200     29,458       0.0%
    Andrew Peller, Ltd. Class A                                   1,200      9,966       0.0%
*   Argonaut Gold, Inc.                                          25,712     51,949       0.0%
*   Asanko Gold, Inc.                                            12,801     47,241       0.0%
#*  Athabasca Oil Corp.                                          42,745     40,154       0.0%
*   ATS Automation Tooling Systems, Inc.                          9,360     80,250       0.1%
*   AuRico Metals, Inc.                                           9,625      8,827       0.0%
    AutoCanada, Inc.                                              2,934     48,233       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
#*  Avigilon Corp.                                                3,800 $ 24,081       0.0%
*   B2Gold Corp.                                                 53,814  155,669       0.1%
#   Badger Daylighting, Ltd.                                      2,653   57,320       0.0%
#*  Ballard Power Systems, Inc.                                   3,700    7,255       0.0%
#*  Baytex Energy Corp.                                          20,339   78,244       0.1%
#*  Bellatrix Exploration, Ltd.                                  11,156   10,064       0.0%
*   Birchcliff Energy, Ltd.                                      11,061   70,425       0.1%
    Bird Construction, Inc.                                       3,138   25,735       0.0%
    Black Diamond Group, Ltd.                                     2,510    8,196       0.0%
#*  BlackPearl Resources, Inc.                                   31,370   34,614       0.0%
    BMTC Group, Inc.                                                850    8,428       0.0%
    Bonavista Energy Corp.                                       28,620   93,458       0.1%
#   Bonterra Energy Corp.                                         2,261   42,547       0.0%
    Boralex, Inc. Class A                                         7,500  107,582       0.1%
*   BRP, Inc.                                                     2,600   50,263       0.0%
#   Calfrac Well Services, Ltd.                                   5,244   10,752       0.0%
#   Callidus Capital Corp.                                        1,150   14,558       0.0%
    Canaccord Genuity Group, Inc.                                 9,250   28,895       0.0%
*   Canacol Energy, Ltd.                                         18,050   55,712       0.0%
#   Canadian Energy Services & Technology Corp.                  14,133   55,740       0.0%
#   Canadian Western Bank                                         6,808  129,176       0.1%
    Canam Group, Inc.                                             3,600   24,183       0.0%
    Canexus Corp.                                                23,272   26,720       0.0%
*   Canfor Corp.                                                  3,000   33,281       0.0%
    Canfor Pulp Products, Inc.                                    3,143   23,761       0.0%
    Canyon Services Group, Inc.                                  12,500   49,672       0.0%
    Capital Power Corp.                                           5,580   85,907       0.1%
*   Capstone Mining Corp.                                        29,312   17,701       0.0%
    Cascades, Inc.                                                6,582   62,076       0.0%
*   Celestica, Inc.                                               9,195  108,793       0.1%
    Centerra Gold, Inc.                                          15,286   77,270       0.1%
*   Cequence Energy, Ltd.                                        13,468    2,912       0.0%
*   China Gold International Resources Corp., Ltd.               25,800   66,938       0.1%
*   Chinook Energy, Inc.                                          6,624    2,667       0.0%
    Cineplex, Inc.                                                3,452  131,255       0.1%
    Clearwater Seafoods, Inc.                                     1,700   17,300       0.0%
    Cogeco Communications, Inc.                                     702   32,742       0.0%
    Cogeco, Inc.                                                    400   14,747       0.0%
    Colliers International Group, Inc.                            2,646   92,126       0.1%
    Computer Modelling Group, Ltd.                               10,462   77,375       0.1%
#   Concordia International Corp.                                 5,600   19,122       0.0%
*   Continental Gold, Inc.                                        2,700    7,428       0.0%
#*  Copper Mountain Mining Corp.                                 12,235    3,922       0.0%
    Corby Spirit and Wine, Ltd.                                     900   16,332       0.0%
*   Corridor Resources, Inc.                                      2,900      886       0.0%
#   Corus Entertainment, Inc. Class B                             9,396   77,547       0.1%
#   Cott Corp.                                                   14,610  191,598       0.1%
*   Crew Energy, Inc.                                            13,428   65,974       0.1%
*   CRH Medical Corp.                                             6,100   29,561       0.0%
*   Delphi Energy Corp.                                          16,088   12,474       0.0%
#*  Denison Mines Corp.                                          58,144   23,408       0.0%
*   Descartes Systems Group, Inc. (The)                           5,975  124,507       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
*   Detour Gold Corp.                                             5,500 $104,850       0.1%
    DHX Media, Ltd.                                               4,500   22,847       0.0%
    DirectCash Payments, Inc.                                       100    1,416       0.0%
*   DIRTT Environmental Solutions                                 3,800   13,995       0.0%
    Dominion Diamond Corp.                                        6,954   59,104       0.0%
    Dorel Industries, Inc. Class B                                3,200   81,235       0.1%
*   Dundee Precious Metals, Inc.                                  8,155   16,659       0.0%
    E-L Financial Corp., Ltd.                                       104   54,082       0.0%
#*  Eastern Platinum, Ltd.                                        3,990    1,398       0.0%
*   Eldorado Gold Corp.                                          47,169  148,755       0.1%
#   Enbridge Income Fund Holdings, Inc.                           3,595   91,235       0.1%
*   Endeavour Mining Corp.                                        3,231   63,117       0.0%
*   Endeavour Silver Corp.                                        7,916   34,761       0.0%
    Enercare, Inc.                                                5,149   74,396       0.1%
    Enerflex, Ltd.                                                6,568   69,779       0.1%
*   Energy Fuels, Inc.                                              331      478       0.0%
    Enerplus Corp.                                                5,335   35,917       0.0%
    Enghouse Systems, Ltd.                                        2,600   97,677       0.1%
    Ensign Energy Services, Inc.                                 15,000   90,472       0.1%
    Equitable Group, Inc.                                           900   35,455       0.0%
*   Essential Energy Services Trust                              11,693    5,056       0.0%
    Evertz Technologies, Ltd.                                     2,402   29,333       0.0%
    Exchange Income Corp.                                         2,943   82,587       0.1%
    Exco Technologies, Ltd.                                       2,400   20,577       0.0%
#   Extendicare, Inc.                                             9,010   61,934       0.0%
    Fiera Capital Corp.                                           3,000   26,907       0.0%
    Finning International, Inc.                                     800   14,887       0.0%
    Firm Capital Mortgage Investment Corp.                        1,100   11,326       0.0%
*   First Majestic Silver Corp.                                   7,664   61,538       0.0%
    First National Financial Corp.                                1,280   23,333       0.0%
    FirstService Corp.                                            2,646  107,217       0.1%
*   Fortuna Silver Mines, Inc.                                   15,900  108,703       0.1%
#   Freehold Royalties, Ltd.                                      7,300   68,575       0.1%
#   Genworth MI Canada, Inc.                                      3,070   66,673       0.1%
    Gibson Energy, Inc.                                           8,625  108,222       0.1%
*   Glacier Media, Inc.                                           1,800      939       0.0%
    Gluskin Sheff + Associates, Inc.                              3,294   39,514       0.0%
    GMP Capital, Inc.                                             2,541    9,150       0.0%
#*  Golden Star Resources, Ltd.                                  13,100   11,915       0.0%
*   Gran Tierra Energy, Inc.                                     27,993   81,811       0.1%
    Granite Oil Corp.                                             3,233   12,220       0.0%
*   Great Canadian Gaming Corp.                                   4,300   71,426       0.1%
*   Great Panther Silver, Ltd.                                    9,200   12,552       0.0%
    Guardian Capital Group, Ltd. Class A                          1,900   30,456       0.0%
*   Guyana Goldfields, Inc.                                       8,829   51,935       0.0%
*   Heroux-Devtek, Inc.                                           2,400   25,909       0.0%
    High Liner Foods, Inc.                                        2,300   42,132       0.0%
#   Home Capital Group, Inc.                                      4,700   93,033       0.1%
    Horizon North Logistics, Inc.                                 8,717   11,828       0.0%
    HudBay Minerals, Inc.                                        26,392  111,172       0.1%
    Hudson's Bay Co.                                              4,700   57,747       0.0%
*   IAMGOLD Corp.                                                33,300  133,319       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
*   IMAX Corp.                                                    2,695 $ 81,524       0.1%
#*  Imperial Metals Corp.                                         5,000   19,198       0.0%
#   Innergex Renewable Energy, Inc.                               6,310   70,142       0.1%
*   Interfor Corp.                                                5,200   58,191       0.0%
*   International Tower Hill Mines, Ltd.                          1,260      949       0.0%
*   Intertain Group, Ltd. (The)                                   6,049   37,386       0.0%
    Intertape Polymer Group, Inc.                                 7,544  127,786       0.1%
*   Ithaca Energy, Inc.                                          31,528   30,322       0.0%
*   Ivanhoe Mines, Ltd. Class A                                  49,600   77,286       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                      3,300   49,698       0.0%
    Just Energy Group, Inc.                                      10,855   56,974       0.0%
    K-Bro Linen, Inc.                                               700   20,072       0.0%
*   Kelt Exploration, Ltd.                                        1,500    6,632       0.0%
*   Kingsway Financial Services, Inc.                               600    3,388       0.0%
*   Kirkland Lake Gold, Inc.                                      9,805   67,984       0.1%
*   Klondex Mines, Ltd.                                          11,874   65,421       0.1%
*   Knight Therapeutics, Inc.                                     8,410   55,929       0.0%
#   Labrador Iron Ore Royalty Corp.                               5,200   56,951       0.0%
    Laurentian Bank of Canada                                     4,000  147,827       0.1%
    Leon's Furniture, Ltd.                                        2,400   29,810       0.0%
    Linamar Corp.                                                 1,271   51,691       0.0%
#   Liquor Stores N.A., Ltd.                                      2,666   21,228       0.0%
    Lucara Diamond Corp.                                         25,900   73,183       0.1%
*   Lundin Mining Corp.                                          29,983  117,357       0.1%
    MacDonald Dettwiler & Associates, Ltd.                        1,772  101,421       0.1%
    Magellan Aerospace Corp.                                      1,400   19,153       0.0%
    Major Drilling Group International, Inc.                      6,773   34,691       0.0%
    Mandalay Resources Corp.                                     31,100   23,186       0.0%
#   Manitoba Telecom Services, Inc.                               2,282   63,783       0.0%
    Maple Leaf Foods, Inc.                                        6,540  148,958       0.1%
    Martinrea International, Inc.                                 8,833   51,827       0.0%
*   Maxim Power Corp.                                             1,300    3,431       0.0%
    Medical Facilities Corp.                                      3,200   52,200       0.0%
#*  MEG Energy Corp.                                              9,900   40,374       0.0%
    Methanex Corp.                                                1,000   36,345       0.0%
*   Mitel Networks Corp.                                          6,580   43,857       0.0%
    Morguard Corp.                                                  400   50,247       0.0%
    Morneau Shepell, Inc.                                         3,901   58,284       0.0%
    MTY Food Group, Inc.                                          1,000   36,084       0.0%
    Mullen Group, Ltd.                                            7,051   97,725       0.1%
*   Nautilus Minerals, Inc.                                      12,961    1,643       0.0%
    Nevsun Resources, Ltd.                                       24,182   70,132       0.1%
    New Flyer Industries, Inc.                                    5,010  140,069       0.1%
*   New Gold, Inc.                                               36,570  144,230       0.1%
    Newalta Corp.                                                 5,065    8,572       0.0%
    Norbord, Inc.                                                 3,210   75,510       0.1%
    North American Energy Partners, Inc.                          1,500    4,484       0.0%
    North West Co., Inc. (The)                                    4,181   79,798       0.1%
#*  Northern Dynasty Minerals, Ltd.                               2,375    1,983       0.0%
#   Northland Power, Inc.                                         8,254  147,690       0.1%
#*  Novagold Resources, Inc.                                      4,150   20,761       0.0%
*   NuVista Energy, Ltd.                                         24,160  122,844       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
    OceanaGold Corp.                                             30,853 $ 94,309       0.1%
    Osisko Gold Royalties, Ltd.                                   4,694   49,410       0.0%
*   Painted Pony Petroleum, Ltd.                                  9,134   55,977       0.0%
    Pan American Silver Corp.                                     9,758  155,831       0.1%
*   Paramount Resources, Ltd. Class A                             6,886   78,137       0.1%
*   Parex Resources, Inc.                                        11,740  135,054       0.1%
#   Parkland Fuel Corp.                                           4,559  106,489       0.1%
    Pason Systems, Inc.                                           6,503   73,936       0.1%
    Pengrowth Energy Corp.                                       63,899   98,614       0.1%
    Penn West Petroleum, Ltd.                                    50,277   80,215       0.1%
    PHX Energy Services Corp.                                     3,600    9,931       0.0%
#   Pizza Pizza Royalty Corp.                                     1,000   11,332       0.0%
*   Platinum Group Metals, Ltd.                                   6,169   10,624       0.0%
#*  PolyMet Mining Corp.                                         10,894    8,163       0.0%
#   Precision Drilling Corp.                                     21,790   97,148       0.1%
    Premium Brands Holdings Corp.                                 1,330   64,363       0.0%
*   Pretium Resources, Inc.                                       8,100   79,170       0.1%
*   Primero Mining Corp.                                         19,303   26,048       0.0%
    Pure Technologies, Ltd.                                       2,800   10,145       0.0%
*   QLT, Inc.                                                     5,800    9,729       0.0%
*   Questerre Energy Corp. Class A                                6,950    2,591       0.0%
*   Raging River Exploration, Inc.                               10,300   82,550       0.1%
    Reitmans Canada, Ltd. Class A                                 4,500   22,042       0.0%
    Richelieu Hardware, Ltd.                                      3,600   69,219       0.1%
*   Richmont Mines, Inc.                                          6,800   64,385       0.1%
#*  RMP Energy, Inc.                                             11,827    7,054       0.0%
    Rogers Sugar, Inc.                                            7,200   33,711       0.0%
    Russel Metals, Inc.                                           9,400  149,623       0.1%
*   Sabina Gold & Silver Corp.                                    5,619    5,781       0.0%
#*  Sandstorm Gold, Ltd.                                         13,700   65,880       0.1%
    Sandvine Corp.                                               13,900   31,193       0.0%
*   Savanna Energy Services Corp.                                10,182   10,476       0.0%
    Secure Energy Services, Inc.                                 13,624   83,493       0.1%
*   SEMAFO, Inc.                                                 33,500  131,373       0.1%
    ShawCor, Ltd.                                                 4,801  120,088       0.1%
*   Sherritt International Corp.                                 27,937   17,912       0.0%
    Sienna Senior Living, Inc.                                    1,171   13,942       0.0%
#*  Sierra Wireless, Inc.                                         3,100   42,387       0.0%
*   Silver Standard Resources, Inc.                              14,006  153,708       0.1%
*   Solium Capital, Inc.                                          2,100   11,570       0.0%
*   Spartan Energy Corp.                                         23,700   55,129       0.0%
#*  Sprott Resource Corp.                                         6,554    2,492       0.0%
    Sprott, Inc.                                                 12,583   20,920       0.0%
#   Stantec, Inc.                                                 5,445  121,135       0.1%
    Stella-Jones, Inc.                                            4,500  159,696       0.1%
*   Stornoway Diamond Corp.                                      37,400   32,066       0.0%
    Stuart Olson, Inc.                                            1,045    4,558       0.0%
#   Student Transportation, Inc.                                  5,497   31,843       0.0%
*   SunOpta, Inc.                                                 8,443   56,022       0.0%
    Superior Plus Corp.                                          11,314  100,715       0.1%
#   Surge Energy, Inc.                                           27,498   56,173       0.0%
*   Taseko Mines, Ltd.                                           16,000    7,038       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
CANADA -- (Continued)
*   Tembec, Inc.                                                  1,115 $       898       0.0%
*   Teranga Gold Corp.                                           39,000      31,693       0.0%
*   Timmins Gold Corp.                                            6,306       2,821       0.0%
    TMX Group, Ltd.                                               1,733      79,964       0.1%
    TORC Oil & Gas, Ltd.                                          8,774      49,650       0.0%
*   Torex Gold Resources, Inc.                                    3,610      67,151       0.1%
    Toromont Industries, Ltd.                                     6,551     192,432       0.1%
#   Torstar Corp. Class B                                         4,700       5,852       0.0%
    Total Energy Services, Inc.                                   1,737      16,447       0.0%
    TransAlta Corp.                                              20,200      89,005       0.1%
#   TransAlta Renewables, Inc.                                    6,736      74,376       0.1%
    Transcontinental, Inc. Class A                                7,305      97,705       0.1%
    TransForce, Inc.                                              5,451     123,667       0.1%
    TransGlobe Energy Corp.                                       6,000      10,960       0.0%
*   Trevali Mining Corp.                                         31,500      24,189       0.0%
*   Trican Well Service, Ltd.                                    20,324      43,639       0.0%
#*  Trilogy Energy Corp.                                          5,469      29,357       0.0%
    Trinidad Drilling, Ltd.                                      40,764      78,105       0.1%
*   TVA Group, Inc. Class B                                       1,200       3,131       0.0%
    Uni-Select, Inc.                                              3,578      80,507       0.1%
    Valener, Inc.                                                 3,700      58,094       0.0%
#   Veresen, Inc.                                                19,388     175,624       0.1%
    Wajax Corp.                                                   1,263      14,360       0.0%
*   Wesdome Gold Mines, Ltd.                                      9,279      18,056       0.0%
    West Fraser Timber Co., Ltd.                                  1,400      47,930       0.0%
    Western Energy Services Corp.                                 4,624       8,067       0.0%
    Western Forest Products, Inc.                                41,030      62,403       0.0%
    WestJet Airlines, Ltd.                                        1,600      26,184       0.0%
*   Westport Fuel Systems, Inc.                                   4,800       7,372       0.0%
    Westshore Terminals Investment Corp.                          3,842      74,102       0.1%
    Whitecap Resources, Inc.                                     19,301     154,258       0.1%
    Wi-LAN, Inc.                                                 10,900      15,603       0.0%
    Winpak, Ltd.                                                  2,400      82,022       0.1%
*   Xtreme Drilling Corp.                                         1,900       3,966       0.0%
*   Yellow Pages, Ltd.                                            2,040      33,049       0.0%
    ZCL Composites, Inc.                                          1,700      14,816       0.0%
    Zenith Capital Corp.                                          1,300          79       0.0%
                                                                        -----------       ---
TOTAL CANADA                                                             14,507,023       9.6%
                                                                        -----------       ---
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.                                       2,400          --       0.0%
    K Wah International Holdings, Ltd.                           94,276      50,971       0.0%
*   Lifestyle China Group, Ltd.                                  39,000      10,955       0.0%
                                                                        -----------       ---
TOTAL CHINA                                                                  61,926       0.0%
                                                                        -----------       ---
DENMARK -- (1.7%)
    ALK-Abello A.S.                                                 378      51,137       0.0%
    Alm Brand A.S.                                                7,780      58,551       0.0%
    Ambu A.S. Class B                                             1,479      76,649       0.1%
*   Bang & Olufsen A.S.                                           2,970      32,833       0.0%
#*  Bavarian Nordic A.S.                                          1,620      54,880       0.0%
#*  D/S Norden A.S.                                               2,352      33,493       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
DENMARK -- (Continued)
    DFDS A.S.                                                     3,765 $  181,918       0.1%
#   FLSmidth & Co. A.S.                                           3,408    123,652       0.1%
*   Genmab A.S.                                                     742    122,188       0.1%
    GN Store Nord A.S.                                            8,088    163,930       0.1%
    IC Group A.S.                                                   310      7,325       0.0%
    Jyske Bank A.S.                                               4,459    202,172       0.1%
    Matas A.S.                                                    1,466     28,452       0.0%
    NKT Holding A.S.                                              1,810    121,860       0.1%
#   NNIT A.S.                                                       643     19,122       0.0%
    Nordjyske Bank A.S.                                             422      6,219       0.0%
*   Parken Sport & Entertainment A.S.                               400      4,519       0.0%
    Per Aarsleff Holding A.S.                                     1,870     44,119       0.0%
    Ringkjoebing Landbobank A.S.                                    346     73,256       0.1%
    Rockwool International A.S. Class A                             172     28,008       0.0%
    Rockwool International A.S. Class B                             664    111,059       0.1%
    Royal Unibrew A.S.                                            3,200    149,701       0.1%
*   Santa Fe Group A.S.                                           1,200     11,663       0.0%
    Schouw & Co., AB                                                969     61,472       0.0%
    SimCorp A.S.                                                  2,317    127,953       0.1%
    Solar A.S. Class B                                              268     14,729       0.0%
    Spar Nord Bank A.S.                                           7,042     70,608       0.1%
    Sydbank A.S.                                                  4,651    145,233       0.1%
*   TDC A.S.                                                     44,378    244,678       0.2%
*   TK Development A.S.                                           5,947      7,873       0.0%
*   Topdanmark A.S.                                               4,103    110,423       0.1%
    Tryg A.S.                                                     4,216     82,216       0.1%
    United International Enterprises                                127     23,500       0.0%
*   Vestjysk Bank A.S.                                              725        995       0.0%
*   William Demant Holding A.S.                                   6,060    112,759       0.1%
#*  Zealand Pharma A.S.                                              93      1,289       0.0%
                                                                        ----------       ---
TOTAL DENMARK                                                            2,710,434       1.8%
                                                                        ----------       ---
FINLAND -- (2.5%)
    Ahlstrom Oyj                                                  1,260     17,579       0.0%
    Aktia Bank Oyj                                                1,849     18,471       0.0%
    Alma Media Oyj                                                4,469     25,749       0.0%
    Amer Sports Oyj                                               9,341    254,162       0.2%
    Aspo Oyj                                                      2,685     20,811       0.0%
#*  BasWare Oyj                                                     944     34,723       0.0%
    Cargotec Oyj Class B                                          2,714    111,302       0.1%
    Caverion Corp.                                                6,102     43,903       0.0%
    Citycon Oyj                                                  32,673     76,566       0.1%
    Cramo Oyj                                                     2,518     65,994       0.1%
    Elisa Oyj                                                     9,007    303,457       0.2%
    F-Secure Oyj                                                  5,200     18,385       0.0%
*   Finnair Oyj                                                   6,835     30,296       0.0%
    Fiskars Oyj Abp                                               3,172     56,827       0.0%
    HKScan Oyj Class A                                            1,550      5,396       0.0%
    Huhtamaki Oyj                                                 7,365    297,237       0.2%
    Kemira Oyj                                                    8,151     97,144       0.1%
    Kesko Oyj Class A                                             1,487     69,445       0.1%
    Kesko Oyj Class B                                             4,716    234,338       0.2%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FINLAND -- (Continued)
    Konecranes Oyj                                                3,486 $  118,741       0.1%
    Lassila & Tikanoja Oyj                                        2,180     45,387       0.0%
    Lemminkainen Oyj                                                590     11,193       0.0%
    Metsa Board Oyj                                              15,332     88,075       0.1%
    Metso Oyj                                                     7,271    190,644       0.1%
    Munksjo Oyj                                                     697     10,016       0.0%
    Nokian Renkaat Oyj                                            6,746    226,272       0.2%
    Olvi Oyj Class A                                              1,278     38,701       0.0%
    Oriola-KD Oyj Class B                                         9,036     42,346       0.0%
    Orion Oyj Class A                                             2,683    113,971       0.1%
    Orion Oyj Class B                                             5,629    239,592       0.2%
*   Outokumpu Oyj                                                25,300    176,381       0.1%
#*  Outotec Oyj                                                  14,723     64,109       0.0%
#   PKC Group Oyj                                                 2,465     43,228       0.0%
    Ponsse Oy                                                     1,180     29,484       0.0%
*   Poyry Oyj                                                     3,314     11,255       0.0%
    Raisio Oyj Class V                                            9,632     40,274       0.0%
    Ramirent Oyj                                                  5,266     38,828       0.0%
    Rapala VMC Oyj                                                1,900      8,790       0.0%
    Sanoma Oyj                                                   10,553     98,682       0.1%
    Sponda Oyj                                                   13,017     61,628       0.0%
*   Stockmann Oyj Abp Class A                                     1,299      9,844       0.0%
#*  Stockmann Oyj Abp Class B                                     2,495     18,634       0.0%
*   Talvivaara Mining Co. P.L.C.                                 22,722        142       0.0%
    Technopolis Oyj                                              16,667     57,626       0.0%
    Tieto Oyj                                                     3,276     89,869       0.1%
    Tikkurila Oyj                                                 3,326     64,036       0.0%
    Uponor Oyj                                                    4,164     70,835       0.1%
    Vaisala Oyj Class A                                             700     23,774       0.0%
    Valmet Oyj                                                    7,901    117,307       0.1%
    YIT Oyj                                                       9,771     81,489       0.1%
                                                                        ----------       ---
TOTAL FINLAND                                                            4,012,938       2.7%
                                                                        ----------       ---
FRANCE -- (4.5%)
#*  Air France-KLM                                               11,075     67,510       0.1%
    Akka Technologies                                               442     15,455       0.0%
    Albioma SA                                                    1,336     22,069       0.0%
    Altamir                                                         960     12,269       0.0%
    Alten SA                                                      1,558    111,318       0.1%
    Altran Technologies SA                                       11,720    167,226       0.1%
    April SA                                                      1,417     19,428       0.0%
    Arkema SA                                                     4,332    410,770       0.3%
    Assystem                                                        808     24,222       0.0%
    Axway Software SA                                               500     15,315       0.0%
#   Beneteau SA                                                   4,056     46,897       0.0%
    BioMerieux                                                      825    120,195       0.1%
    Boiron SA                                                       603     50,965       0.0%
    Bonduelle SCA                                                 1,088     25,780       0.0%
#   Bourbon Corp.                                                 1,230     16,052       0.0%
    Burelle SA                                                       18     17,701       0.0%
*   Cegedim SA                                                       83      2,113       0.0%
*   Cegid Group SA                                                  250         --       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
FRANCE -- (Continued)
#*  CGG SA                                                        1,407 $ 37,172       0.0%
*   Coface SA                                                     5,376   34,811       0.0%
    Derichebourg SA                                               7,894   24,687       0.0%
    Devoteam SA                                                     334   18,038       0.0%
    Edenred                                                      10,812  250,228       0.2%
    Electricite de Strasbourg SA                                    132   14,497       0.0%
    Elior Group                                                   3,961   88,981       0.1%
    Elis SA                                                       2,804   46,585       0.0%
*   Eramet                                                          664   31,166       0.0%
*   Esso SA Francaise                                               197    7,923       0.0%
#*  Etablissements Maurel et Prom                                13,101   57,669       0.0%
    Euler Hermes Group                                              922   79,980       0.1%
    Eurofins Scientific SE                                          307  139,515       0.1%
    Euronext NV                                                   3,092  123,821       0.1%
    Eutelsat Communications SA                                    3,535   74,075       0.1%
    Faiveley Transport SA                                           702   76,533       0.1%
    Faurecia                                                      3,901  143,796       0.1%
#   Fimalac                                                          10    1,082       0.0%
    Gaumont SA                                                      129    7,612       0.0%
    Gaztransport Et Technigaz SA                                  1,121   37,875       0.0%
    GL Events                                                       619   11,040       0.0%
    Groupe Crit                                                     231   15,235       0.0%
*   Groupe Fnac SA(BLRZL56)                                         648   44,258       0.0%
*   Groupe Fnac SA(B7VQL46)                                       1,003   68,468       0.1%
    Guerbet                                                         488   29,001       0.0%
    Haulotte Group SA                                             1,014   14,053       0.0%
    Havas SA                                                     11,313   92,086       0.1%
*   Herige SADCS                                                    186    5,094       0.0%
*   ID Logistics Group                                               76   10,720       0.0%
    Imerys SA                                                     2,352  163,757       0.1%
    Interparfums SA                                                 569   16,330       0.0%
    Ipsen SA                                                      2,284  157,895       0.1%
    IPSOS                                                         3,217  105,069       0.1%
    Jacquet Metal Service                                           672   11,282       0.0%
    Korian SA                                                     2,819   86,344       0.1%
    Lagardere SCA                                                 8,092  206,076       0.1%
    Laurent-Perrier                                                 195   14,988       0.0%
    Lectra                                                        1,418   25,631       0.0%
    LISI                                                          2,061   61,054       0.0%
    Manitou BF SA                                                 1,600   28,885       0.0%
    Manutan International                                           508   33,157       0.0%
    Mersen                                                        1,047   20,955       0.0%
    Metropole Television SA                                       3,670   63,945       0.0%
*   Naturex                                                         484   43,914       0.0%
    Neopost SA                                                    3,509  106,275       0.1%
*   Nexans SA                                                     3,061  173,994       0.1%
    Nexity SA                                                     2,492  125,120       0.1%
#*  Nicox                                                         2,438   19,600       0.0%
*   NRJ Group                                                     2,200   21,910       0.0%
    Orpea                                                         2,368  197,084       0.1%
#*  Parrot SA                                                       787    6,990       0.0%
#*  Pierre & Vacances SA                                            387   15,144       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
    Plastic Omnium SA                                             3,726 $  121,504       0.1%
#   Rallye SA                                                     1,932     35,002       0.0%
#*  Recylex SA                                                    1,500      3,558       0.0%
    Remy Cointreau SA                                               212     17,190       0.0%
    Rexel SA                                                     19,882    275,748       0.2%
    Rothschild & Co.                                                165      3,914       0.0%
    Rubis SCA                                                     2,611    238,100       0.2%
    Samse SA                                                        132     20,590       0.0%
    Sartorius Stedim Biotech                                      1,836    123,884       0.1%
    Savencia SA                                                     669     40,981       0.0%
    SEB SA                                                        1,479    217,672       0.2%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    283      9,048       0.0%
#*  SOITEC                                                       37,762     36,061       0.0%
#*  Solocal Group                                                 3,303     11,466       0.0%
    Somfy SA                                                        212     88,456       0.1%
    Sopra Steria Group                                            1,069    108,753       0.1%
    SPIE SA                                                       3,158     59,680       0.0%
*   Stallergenes Greer P.L.C.                                       209      6,676       0.0%
*   Ste Industrielle d'Aviation Latecoere SA                      4,872     18,699       0.0%
    Stef SA                                                         287     22,218       0.0%
#   STMicroelectronics NV                                        17,422    165,352       0.1%
    Synergie SA                                                     659     21,317       0.0%
    Tarkett SA                                                      708     25,213       0.0%
    Technicolor SA                                               17,993    105,114       0.1%
    Teleperformance                                               3,757    396,956       0.3%
#   Television Francaise 1                                        8,040     74,051       0.1%
#   TFF Group                                                        12      1,339       0.0%
    Thermador Groupe                                                157     13,581       0.0%
    Total Gabon                                                      25      3,573       0.0%
    Trigano SA                                                    1,013     71,654       0.1%
*   Ubisoft Entertainment SA                                      6,345    215,892       0.2%
#*  Vallourec SA                                                 29,564    145,287       0.1%
#*  Valneva SE                                                    1,226      3,339       0.0%
    Vicat SA                                                      1,332     83,745       0.1%
    VIEL & Cie SA                                                 4,347     17,213       0.0%
    Vilmorin & Cie SA                                               497     29,884       0.0%
*   Virbac SA                                                       239     38,032       0.0%
                                                                        ----------       ---
TOTAL FRANCE                                                             7,307,427       4.8%
                                                                        ----------       ---
GERMANY -- (5.6%)
    Aareal Bank AG                                                5,063    183,130       0.1%
#*  ADLER Real Estate AG                                          1,028     15,085       0.0%
*   ADVA Optical Networking SE                                    3,107     24,759       0.0%
#*  AIXTRON SE                                                    8,383     39,874       0.0%
    Amadeus Fire AG                                                 465     37,355       0.0%
    Aurubis AG                                                    2,557    133,313       0.1%
    Axel Springer SE                                              2,531    126,801       0.1%
    Bauer AG                                                        422      5,796       0.0%
    BayWa AG                                                      1,355     45,528       0.0%
    Bechtle AG                                                      986    103,698       0.1%
    Bertrandt AG                                                    351     37,333       0.0%
    Bijou Brigitte AG                                               274     16,255       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
GERMANY -- (Continued)
#*  Bilfinger SE                                                  2,693 $ 94,831       0.1%
    Biotest AG                                                    1,179   21,060       0.0%
    Borussia Dortmund GmbH & Co. KGaA                             3,857   24,335       0.0%
    BRAAS Monier Building Group SA                                  767   22,104       0.0%
    CANCOM SE                                                     1,419   64,584       0.1%
    Carl Zeiss Meditec AG                                         2,614   94,097       0.1%
    CENTROTEC Sustainable AG                                      1,248   20,511       0.0%
    Cewe Stiftung & Co. KGAA                                        476   45,611       0.0%
#   Clere AG                                                         92    1,916       0.0%
    Comdirect Bank AG                                             2,500   25,382       0.0%
    CompuGroup Medical SE                                         2,314  102,538       0.1%
*   Constantin Medien AG                                          3,300    7,455       0.0%
    CTS Eventim AG & Co. KGaA                                     2,188   78,528       0.1%
    Delticom AG                                                     212    4,037       0.0%
    Deutsche Beteiligungs AG                                        817   27,618       0.0%
    Deutsche EuroShop AG                                          3,286  142,022       0.1%
    Deutz AG                                                      7,018   34,713       0.0%
*   Dialog Semiconductor P.L.C.                                   4,518  177,680       0.1%
    DIC Asset AG                                                  4,013   38,504       0.0%
    DMG Mori AG                                                   2,097   95,986       0.1%
    Drillisch AG                                                  2,679  122,405       0.1%
    Duerr AG                                                      1,588  118,417       0.1%
    Elmos Semiconductor AG                                          624    9,450       0.0%
    ElringKlinger AG                                              2,610   40,430       0.0%
*   Evotec AG                                                     6,909   37,887       0.0%
    Fielmann AG                                                   1,483  102,925       0.1%
    Fraport AG Frankfurt Airport Services Worldwide               3,057  181,465       0.1%
    Freenet AG                                                    8,771  251,457       0.2%
    Fuchs Petrolub SE                                             2,381   94,214       0.1%
    Gerresheimer AG                                               1,966  148,295       0.1%
    Gerry Weber International AG                                  2,328   29,064       0.0%
    Gesco AG                                                        111    8,872       0.0%
    GFK SE                                                        1,560   52,612       0.0%
    GFT Technologies SE                                           1,914   38,310       0.0%
    Grammer AG                                                    1,330   76,138       0.1%
    GRENKE AG                                                       300   52,228       0.0%
*   H&R GmbH & Co. KGaA                                             607   11,237       0.0%
    Hamburger Hafen und Logistik AG                               2,121   33,714       0.0%
#*  Heidelberger Druckmaschinen AG                               17,995   47,790       0.0%
    Hella KGaA Hueck & Co.                                        1,488   56,788       0.0%
    Hornbach Baumarkt AG                                            478   15,086       0.0%
    Hugo Boss AG                                                  1,472   92,560       0.1%
    Indus Holding AG                                              2,104  124,187       0.1%
    Isra Vision AG                                                  280   32,573       0.0%
    Jenoptik AG                                                   5,015   86,187       0.1%
#   K+S AG                                                        8,395  169,997       0.1%
    KION Group AG                                                 3,343  201,985       0.1%
*   Kloeckner & Co. SE                                           11,414  142,536       0.1%
*   Koenig & Bauer AG                                             1,126   52,995       0.0%
*   Kontron AG                                                    3,829   13,153       0.0%
    Krones AG                                                     1,070  109,140       0.1%
    KSB AG                                                           31   12,774       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
GERMANY -- (Continued)
*   KUKA AG                                                       1,857 $210,734       0.1%
    KWS Saat SE                                                     187   61,182       0.1%
    Lanxess AG                                                    6,091  390,583       0.3%
    LEG Immobilien AG                                             3,785  319,273       0.2%
    Leoni AG                                                      3,152  119,554       0.1%
*   LPKF Laser & Electronics AG                                   1,968   15,103       0.0%
*   Manz AG                                                         281   10,255       0.0%
    MLP AG                                                        3,534   14,342       0.0%
    MTU Aero Engines AG                                           3,006  313,899       0.2%
    Nemetschek SE                                                 2,828  176,387       0.1%
    Nexus AG                                                      1,142   23,403       0.0%
*   Nordex SE                                                     4,088  107,668       0.1%
    Norma Group SE                                                1,997   91,888       0.1%
    Osram Licht AG                                                5,316  301,932       0.2%
*   Patrizia Immobilien AG                                        2,983   61,739       0.1%
    Pfeiffer Vacuum Technology AG                                   720   65,332       0.1%
    PNE Wind AG                                                   6,074   13,601       0.0%
    Puma SE                                                         210   52,337       0.0%
*   QIAGEN NV                                                    10,092  246,825       0.2%
#   QSC AG                                                        8,683   17,917       0.0%
    Rational AG                                                     178   92,488       0.1%
    Rheinmetall AG                                                2,860  198,535       0.1%
    RHOEN-KLINIKUM AG                                             2,809   78,196       0.1%
#   RIB Software AG                                               2,275   30,860       0.0%
    SAF-Holland SA                                                2,801   37,616       0.0%
    Salzgitter AG                                                 3,612  118,734       0.1%
#   Schaltbau Holding AG                                            277    8,572       0.0%
#*  SGL Carbon SE                                                 1,384   17,271       0.0%
    SHW AG                                                          529   18,339       0.0%
*   Siltronic AG                                                    755   27,244       0.0%
    Sixt Leasing SE                                                 455   10,101       0.0%
    Sixt SE                                                       1,196   72,574       0.1%
#   SMA Solar Technology AG                                       1,123   28,840       0.0%
    Software AG                                                   3,599  130,803       0.1%
#*  Solarworld AG                                                    26      102       0.0%
*   Stabilus SA                                                     913   47,624       0.0%
    Stada Arzneimittel AG                                         4,467  224,014       0.2%
#   Stroeer SE & Co. KGaA                                         1,864   85,279       0.1%
    Suedzucker AG                                                 6,873  176,310       0.1%
*   Suess MicroTec AG                                               651    4,562       0.0%
    Surteco SE                                                      689   17,400       0.0%
    TAG Immobilien AG                                             8,791  117,225       0.1%
    Takkt AG                                                      2,567   60,882       0.0%
    Technotrans AG                                                  637   15,244       0.0%
    TLG Immobilien AG                                             4,319   90,549       0.1%
*   Tom Tailor Holding AG                                           856    4,293       0.0%
#*  Vossloh AG                                                      879   53,433       0.0%
#   VTG AG                                                          666   20,324       0.0%
    Wacker Chemie AG                                              1,113   99,295       0.1%
    Wacker Neuson SE                                              2,250   31,128       0.0%
    Washtec AG                                                      509   25,901       0.0%
    XING AG                                                         282   57,515       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
GERMANY -- (Continued)
    Zeal Network SE                                                    472 $   16,041       0.0%
                                                                           ----------       ---
TOTAL GERMANY                                                               9,090,558       6.0%
                                                                           ----------       ---
HONG KONG -- (2.9%)
*   13 Holdings, Ltd. (The)                                         49,500     14,571       0.0%
    Alco Holdings, Ltd.                                             20,000      7,744       0.0%
    Allied Group, Ltd.                                              13,600     72,607       0.1%
    Allied Properties HK, Ltd.                                     219,416     46,391       0.0%
*   Apac Resources, Ltd.                                            65,694        910       0.0%
    APT Satellite Holdings, Ltd.                                    43,500     28,592       0.0%
    Asia Financial Holdings, Ltd.                                   54,874     31,465       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.                11,500     15,574       0.0%
    Asia Standard International Group, Ltd.                         24,940      5,262       0.0%
    ASM Pacific Technology, Ltd.                                    13,100    126,213       0.1%
    Associated International Hotels, Ltd.                           28,000     81,776       0.1%
#   BEP International Holdings, Ltd.                               440,000     28,877       0.0%
    Bonjour Holdings, Ltd.                                          61,600      2,653       0.0%
    Bright Smart Securities & Commodities Group, Ltd.                6,000      2,543       0.0%
#   Brightoil Petroleum Holdings, Ltd.                             182,000     52,322       0.1%
*   Brockman Mining, Ltd.                                          256,330      3,393       0.0%
    Cafe de Coral Holdings, Ltd.                                    22,000     77,676       0.1%
    Century City International Holdings, Ltd.                       43,340      2,903       0.0%
*   Champion Technology Holdings, Ltd.                              88,591      1,902       0.0%
    Chen Hsong Holdings                                             30,000      7,274       0.0%
    Chevalier International Holdings, Ltd.                           4,000      6,328       0.0%
*   China Energy Development Holdings, Ltd.                        162,000      2,009       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.             510,000      6,760       0.0%
#*  China Smarter Energy Group Holdings, Ltd.                      300,000     33,621       0.0%
#*  China Strategic Holdings, Ltd.                               1,321,250     31,291       0.0%
    Chong Hing Bank, Ltd.                                           11,000     21,616       0.0%
    Chow Sang Sang Holdings International, Ltd.                     27,000     47,670       0.0%
    CITIC Telecom International Holdings, Ltd.                     139,000     47,416       0.0%
    CK Life Sciences International Holdings, Inc.                  352,000     30,804       0.0%
*   Convoy Financial Holdings, Ltd.                                516,000     15,927       0.0%
*   CP Lotus Corp.                                                 290,000      4,669       0.0%
    Cross-Harbour Holdings, Ltd. (The)                              30,658     42,671       0.0%
    CSI Properties, Ltd.                                            89,543      3,221       0.0%
    Dah Sing Banking Group, Ltd.                                    38,528     69,581       0.1%
    Dah Sing Financial Holdings, Ltd.                               13,006     88,220       0.1%
    Dickson Concepts International, Ltd.                            14,500      5,255       0.0%
*   EganaGoldpfeil Holdings, Ltd.                                   85,130         --       0.0%
    Emperor Capital Group, Ltd.                                    144,000     15,180       0.0%
    Emperor Entertainment Hotel, Ltd.                               40,000      9,734       0.0%
    Emperor International Holdings, Ltd.                           100,333     23,493       0.0%
*   Emperor Watch & Jewellery, Ltd.                                210,000      8,378       0.0%
#*  Esprit Holdings, Ltd.                                          149,550    123,336       0.1%
#   Fairwood Holdings, Ltd.                                          5,000     23,200       0.0%
    Far East Consortium International, Ltd.                         99,876     40,882       0.0%
    FIH Mobile, Ltd.                                               164,000     54,121       0.1%
    First Pacific Co., Ltd.                                         90,000     68,180       0.1%
    Fountain SET Holdings, Ltd.                                     28,000      3,677       0.0%
*   Freeman Financial Corp., Ltd.                                  500,000     34,745       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                  SHARES   VALUE++  OF NET ASSETS**
                                                                 --------- -------- ---------------
HONG KONG -- (Continued)
    G-Resources Group, Ltd.                                      2,118,000 $ 37,488       0.0%
#*  GCL New Energy Holdings, Ltd.                                  280,000   16,565       0.0%
    Get Nice Financial Group, Ltd.                                  16,275    2,220       0.0%
    Get Nice Holdings, Ltd.                                        651,000   22,623       0.0%
#   Giordano International, Ltd.                                    86,000   45,562       0.0%
#*  Global Brands Group Holding, Ltd.                              496,000   56,180       0.1%
    Glorious Sun Enterprises, Ltd.                                  72,000    9,640       0.0%
*   Grande Holdings, Ltd. (The)                                     28,000    1,281       0.0%
    Great Eagle Holdings, Ltd.                                      17,225   76,409       0.1%
#   Guotai Junan International Holdings, Ltd.                      154,400   58,960       0.1%
#   Haitong International Securities Group, Ltd.                   113,967   72,915       0.1%
    Hanison Construction Holdings, Ltd.                             27,198    4,797       0.0%
*   Hao Tian Development Group, Ltd.                               343,200   17,016       0.0%
    Harbour Centre Development, Ltd.                                13,500   24,444       0.0%
    HKBN, Ltd.                                                      50,000   59,023       0.1%
*   HKR International, Ltd.                                         74,533   35,817       0.0%
#   Hong Kong Aircraft Engineering Co., Ltd.                         2,400   17,098       0.0%
    Hong Kong Ferry Holdings Co., Ltd.                              12,000   14,095       0.0%
*   Hong Kong Television Network, Ltd.                              32,239    5,813       0.0%
    Hongkong & Shanghai Hotels, Ltd. (The)                          40,500   45,769       0.0%
#   Hongkong Chinese, Ltd.                                          90,000   16,472       0.0%
    Hopewell Holdings, Ltd.                                         38,666  135,385       0.1%
#*  Hsin Chong Group Holding, Ltd.                                 214,000    9,495       0.0%
    Hung Hing Printing Group, Ltd.                                  29,815    3,728       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          118,000   38,003       0.0%
    IGG, Inc.                                                       64,000   46,651       0.0%
*   Imagi International Holdings, Ltd.                             182,400    5,170       0.0%
    IT, Ltd.                                                        54,000   19,882       0.0%
    Johnson Electric Holdings, Ltd.                                 29,375   71,000       0.1%
    Kerry Logistics Network, Ltd.                                   38,000   50,442       0.0%
*   Kong Sun Holdings, Ltd.                                         75,000    2,829       0.0%
    Kowloon Development Co., Ltd.                                   28,000   28,026       0.0%
    L'Occitane International SA                                     22,750   47,142       0.0%
    Lai Sun Development Co., Ltd.                                  885,416   17,996       0.0%
*   Landing International Development, Ltd.                        785,000   18,867       0.0%
    Lifestyle International Holdings, Ltd.                          39,000   52,251       0.0%
    Lippo China Resources, Ltd.                                    586,000   17,087       0.0%
    Liu Chong Hing Investment, Ltd.                                 18,000   25,357       0.0%
    Luk Fook Holdings International, Ltd.                           30,000   87,970       0.1%
    Lung Kee Bermuda Holdings                                       26,000    9,072       0.0%
#*  Macau Legend Development, Ltd.                                 144,000   25,188       0.0%
    Magnificent Hotel Investment, Ltd.                             336,000    7,825       0.0%
    Man Wah Holdings, Ltd.                                          90,400   59,998       0.1%
*   Mason Financial Holdings, Ltd.                                 880,000   20,143       0.0%
    Master Glory Group, Ltd.                                       330,000   18,509       0.0%
#   Melco International Development, Ltd.                           53,000   69,114       0.1%
*   Midland Holdings, Ltd.                                          60,000   21,275       0.0%
    Ming Fai International Holdings, Ltd.                           44,000    6,803       0.0%
    Miramar Hotel & Investment                                      20,000   40,293       0.0%
*   Mongolian Mining Corp.                                         171,249    6,581       0.0%
    NagaCorp, Ltd.                                                  92,000   57,467       0.1%
*   NetMind Financial Holdings, Ltd.                             2,064,000   18,291       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
HONG KONG -- (Continued)
*   New Times Energy Corp., Ltd.                                  34,800 $  1,144       0.0%
#   Newocean Energy Holdings, Ltd.                               110,000   28,339       0.0%
*   Next Digital, Ltd.                                            38,000    2,006       0.0%
*   O Luxe Holdings, Ltd.                                         45,000    3,718       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.       115,000    7,177       0.0%
    Orient Overseas International, Ltd.                           19,500   72,941       0.1%
    Oriental Watch Holdings                                       14,000    2,546       0.0%
*   Pacific Andes International Holdings, Ltd.                   126,000      890       0.0%
#*  Pacific Basin Shipping, Ltd.                                 282,000   42,107       0.0%
#   Pacific Textiles Holdings, Ltd.                               43,000   54,177       0.1%
    Paliburg Holdings, Ltd.                                       26,000    7,940       0.0%
#*  Paradise Entertainment, Ltd.                                  40,000    9,842       0.0%
    Pico Far East Holdings, Ltd.                                  96,000   29,201       0.0%
    Playmates Toys, Ltd.                                          60,000    9,415       0.0%
    Polytec Asset Holdings, Ltd.                                  30,000    2,167       0.0%
    Public Financial Holdings, Ltd.                               24,000   10,761       0.0%
*   PYI Corp., Ltd.                                              169,839    3,556       0.0%
    Regal Hotels International Holdings, Ltd.                     29,000   16,160       0.0%
*   Rentian Technology Holdings, Ltd.                            400,000   26,753       0.0%
    SA SA International Holdings, Ltd.                           119,777   54,765       0.1%
#   SEA Holdings, Ltd.                                            38,000   96,750       0.1%
#   Shenwan Hongyuan HK, Ltd.                                     25,000   13,752       0.0%
    Shun Ho Technology Holdings, Ltd.                              5,544    1,958       0.0%
#*  Shun Tak Holdings, Ltd.                                      130,000   43,825       0.0%
    Sing Tao News Corp., Ltd.                                     14,000    1,804       0.0%
*   Singamas Container Holdings, Ltd.                            132,000   13,762       0.0%
#   SITC International Holdings Co., Ltd.                         41,000   24,245       0.0%
#*  Skyway Securities Group, Ltd.                                500,000   10,862       0.0%
    SmarTone Telecommunications Holdings, Ltd.                    34,000   51,324       0.0%
*   SOCAM Development, Ltd.                                       28,127   10,903       0.0%
*   Solomon Systech International, Ltd.                           58,000    2,724       0.0%
    Soundwill Holdings, Ltd.                                       4,000    7,255       0.0%
    Stella International Holdings, Ltd.                           55,000   95,335       0.1%
    Sun Hung Kai & Co., Ltd.                                      50,464   31,770       0.0%
#   TAI Cheung Holdings, Ltd.                                     25,000   21,312       0.0%
    Tao Heung Holdings, Ltd.                                      17,000    4,755       0.0%
#   Television Broadcasts, Ltd.                                   25,900   93,755       0.1%
    Texwinca Holdings, Ltd.                                       58,000   40,576       0.0%
*   Titan Petrochemicals Group, Ltd.                             160,000    1,898       0.0%
#*  TOM Group, Ltd.                                               80,000   19,559       0.0%
#   Town Health International Medical Group, Ltd.                112,000   17,897       0.0%
    Transport International Holdings, Ltd.                        22,800   68,887       0.1%
#*  Trinity, Ltd.                                                 58,000    4,261       0.0%
*   TSC Group Holdings, Ltd.                                      39,000    5,774       0.0%
*   United Laboratories International Holdings, Ltd. (The)        45,000   24,775       0.0%
    Upbest Group, Ltd.                                           148,000   25,339       0.0%
    Value Partners Group, Ltd.                                    53,000   50,556       0.0%
    Varitronix International, Ltd.                                20,009    8,140       0.0%
    Victory City International Holdings, Ltd.                     36,937    1,735       0.0%
    Vitasoy International Holdings, Ltd.                          44,000   91,892       0.1%
    VST Holdings, Ltd.                                            57,600   17,484       0.0%
    VTech Holdings, Ltd.                                           8,200  100,583       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
HONG KONG -- (Continued)
    Wai Kee Holdings, Ltd.                                        52,000 $   16,540       0.0%
    Wing On Co. International, Ltd.                               14,000     43,578       0.0%
    Wing Tai Properties, Ltd.                                      6,000      3,712       0.0%
    Xinyi Glass Holdings, Ltd.                                   154,000    132,415       0.1%
    YGM Trading, Ltd.                                              4,000      3,966       0.0%
                                                                         ----------       ---
TOTAL HONG KONG                                                           4,741,923       3.1%
                                                                         ----------       ---
IRELAND -- (0.4%)
    C&C Group P.L.C.                                              18,373     70,494       0.1%
*   FBD Holdings P.L.C.(0329028)                                   1,308      9,082       0.0%
*   FBD Holdings P.L.C.(4330231)                                   1,355      9,071       0.0%
    Glanbia P.L.C.                                                10,876    177,170       0.1%
    Irish Continental Group P.L.C.(BLP5857)                        6,015     28,051       0.0%
    Irish Continental Group P.L.C.(BLP59W1)                        3,760     17,267       0.0%
*   Kenmare Resources P.L.C.                                         255        900       0.0%
    Kingspan Group P.L.C.(0492793)                                 5,394    131,073       0.1%
    Kingspan Group P.L.C.(4491235)                                 3,605     88,280       0.1%
    Smurfit Kappa Group P.L.C.                                     9,063    198,863       0.1%
                                                                         ----------       ---
TOTAL IRELAND                                                               730,251       0.5%
                                                                         ----------       ---
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.                                2,681        769       0.0%
*   Airport City, Ltd.                                             5,463     59,380       0.1%
*   Allot Communications, Ltd.                                     3,228     16,873       0.0%
    Amot Investments, Ltd.                                        10,843     45,248       0.1%
*   AudioCodes, Ltd.                                               1,200      6,352       0.0%
    Blue Square Real Estate, Ltd.                                    279     11,295       0.0%
    Brack Capital Properties NV                                      500     42,951       0.1%
*   Cellcom Israel, Ltd.                                           5,134     38,746       0.0%
*   Clal Biotechnology Industries, Ltd.                            4,323      3,230       0.0%
*   Clal Insurance Enterprises Holdings, Ltd.                      1,159     13,313       0.0%
*   Compugen, Ltd.                                                 3,299     19,023       0.0%
    Delek Automotive Systems, Ltd.                                 4,148     35,444       0.0%
    Delta-Galil Industries, Ltd.                                     357     10,161       0.0%
    El Al Israel Airlines                                         28,107     27,400       0.0%
    Electra, Ltd.                                                     90     12,355       0.0%
    First International Bank Of Israel, Ltd.                       3,594     46,243       0.1%
    Formula Systems 1985, Ltd.                                       474     18,383       0.0%
    Frutarom Industries, Ltd.                                         89      4,703       0.0%
*   Gilat Satellite Networks, Ltd.                                 2,140      9,410       0.0%
*   Hadera Paper, Ltd.                                               146      5,269       0.0%
    Harel Insurance Investments & Financial Services, Ltd.         6,624     25,613       0.0%
    IDI Insurance Co., Ltd.                                          657     32,589       0.0%
*   Israel Discount Bank, Ltd. Class A                            18,996     34,889       0.0%
*   Jerusalem Oil Exploration                                        820     36,089       0.0%
*   Kamada, Ltd.                                                   1,265      7,316       0.0%
    Matrix IT, Ltd.                                                1,899     13,465       0.0%
#*  Mazor Robotics, Ltd.                                           1,564     17,928       0.0%
*   Mazor Robotics, Ltd. Sponsored ADR                               900     20,727       0.0%
    Melisron, Ltd.                                                 1,177     50,002       0.1%
*   Menora Mivtachim Holdings, Ltd.                                3,053     27,124       0.0%
*   Migdal Insurance & Financial Holding, Ltd.                    34,652     22,882       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ISRAEL -- (Continued)
*   Naphtha Israel Petroleum Corp., Ltd.                           1,752 $    9,505       0.0%
*   Nova Measuring Instruments, Ltd.                               1,136     13,549       0.0%
*   Oil Refineries, Ltd.                                          86,916     30,681       0.0%
*   Partner Communications Co., Ltd.                               7,236     33,754       0.0%
    Paz Oil Co., Ltd.                                                419     65,447       0.1%
*   Phoenix Holdings, Ltd. (The)                                   4,361     12,464       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             415     16,716       0.0%
    Sapiens International Corp. NV                                 1,682     23,014       0.0%
    Shikun & Binui, Ltd.                                           9,961     17,265       0.0%
    Shufersal, Ltd.                                                4,123     15,565       0.0%
    Strauss Group, Ltd.                                            2,520     39,670       0.0%
*   Summit Real Estate Holdings, Ltd.                              1,890     10,988       0.0%
*   Tower Semiconductor, Ltd.                                      3,073     47,482       0.1%
                                                                         ----------       ---
TOTAL ISRAEL                                                              1,051,272       0.7%
                                                                         ----------       ---
ITALY -- (3.4%)
    A2A SpA                                                       77,745    105,879       0.1%
    ACEA SpA                                                       3,393     43,951       0.0%
#   Amplifon SpA                                                   9,533    100,728       0.1%
    Anima Holding SpA                                             12,163     59,255       0.0%
    Ansaldo STS SpA                                               10,015    115,102       0.1%
*   Arnoldo Mondadori Editore SpA                                  7,418      7,338       0.0%
    Ascopiave SpA                                                 10,073     29,448       0.0%
    Astaldi SpA                                                    5,928     23,927       0.0%
    Autogrill SpA                                                  9,960     83,013       0.1%
    Azimut Holding SpA                                             7,759    124,544       0.1%
#*  Banca Carige SpA                                              13,880      4,738       0.0%
    Banca Generali SpA                                             3,372     74,982       0.1%
    Banca IFIS SpA                                                 2,101     60,848       0.0%
    Banca Mediolanum SpA                                          18,277    126,369       0.1%
    Banca Popolare dell'Emilia Romagna SC                         36,675    172,338       0.1%
#*  Banca Popolare dell'Etruria e del Lazio SC                    25,255         --       0.0%
#   Banca Popolare di Milano Scarl                               330,269    151,368       0.1%
    Banca Popolare di Sondrio Scarl                               43,376    144,805       0.1%
    Banca Profilo SpA                                             12,870      2,477       0.0%
    Banco di Desio e della Brianza SpA                             5,000      9,288       0.0%
    Banco Popolare SC                                             42,305    122,106       0.1%
    Brembo SpA                                                     1,837    113,735       0.1%
    Brunello Cucinelli SpA                                         2,157     42,726       0.0%
    Buzzi Unicem SpA                                               4,611     89,673       0.1%
    Cairo Communication SpA                                        3,961     16,993       0.0%
*   Caltagirone Editore SpA                                        3,000      2,288       0.0%
    Cementir Holding SpA                                           3,618     17,674       0.0%
    Cerved Information Solutions SpA                              15,174    122,135       0.1%
    CIR-Compagnie Industriali Riunite SpA                         36,555     40,749       0.0%
    Credito Emiliano SpA                                           9,212     51,931       0.0%
    Credito Valtellinese SC                                       95,790     42,158       0.0%
    Danieli & C Officine Meccaniche SpA                            1,158     21,617       0.0%
    Datalogic SpA                                                  1,800     37,737       0.0%
    Davide Campari-Milano SpA                                     19,493    196,324       0.1%
    De' Longhi SpA                                                 3,720     87,040       0.1%
    DiaSorin SpA                                                   1,114     68,464       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
ITALY -- (Continued)
*   Ei Towers SpA                                                  1,471 $   69,288       0.1%
    ERG SpA                                                        4,506     50,042       0.0%
    Esprinet SpA                                                   2,060     15,264       0.0%
    Falck Renewables SpA                                           2,864      2,557       0.0%
*   Fincantieri SpA                                               25,840     11,722       0.0%
    FinecoBank Banca Fineco SpA                                   11,827     69,116       0.1%
    Geox SpA                                                       3,764      8,108       0.0%
*   Gruppo Editoriale L'Espresso SpA                               7,849      6,529       0.0%
    Hera SpA                                                      42,702    109,147       0.1%
    IMMSI SpA                                                      8,658      3,603       0.0%
    Industria Macchine Automatiche SpA                               912     56,406       0.0%
    Infrastrutture Wireless Italiane SpA                          15,133     71,541       0.1%
*   Intek Group SpA                                               17,854      4,194       0.0%
    Interpump Group SpA                                            4,598     73,744       0.1%
    Iren SpA                                                      50,122     89,941       0.1%
    Italmobiliare SpA                                                725     34,401       0.0%
#   Maire Tecnimont SpA                                            9,016     21,738       0.0%
    MARR SpA                                                       3,575     65,851       0.0%
    Mediaset SpA                                                  52,344    149,690       0.1%
    Mediobanca SpA                                                13,738    100,635       0.1%
    Moleskine SpA                                                 10,980     29,039       0.0%
    Moncler SpA                                                    6,533    108,761       0.1%
    OVS SpA                                                       12,808     70,163       0.1%
    Parmalat SpA                                                  23,995     63,399       0.0%
    Piaggio & C SpA                                               11,804     20,577       0.0%
    Prysmian SpA                                                  12,247    304,554       0.2%
    Recordati SpA                                                  7,452    210,734       0.1%
    Reply SpA                                                        480     60,338       0.0%
    Sabaf SpA                                                        217      2,129       0.0%
    SAES Getters SpA                                                 616      8,008       0.0%
*   Safilo Group SpA                                               2,996     31,354       0.0%
*   Saipem SpA                                                   398,830    164,004       0.1%
    Salini Impregilo SpA                                          18,202     50,723       0.0%
#   Salvatore Ferragamo SpA                                        2,957     72,281       0.1%
    Saras SpA                                                     34,552     60,015       0.0%
    Societa Cattolica di Assicurazioni SCRL                       13,600     82,230       0.1%
    Societa Iniziative Autostradali e Servizi SpA                  5,499     51,501       0.0%
*   Sogefi SpA                                                     3,015      6,930       0.0%
    SOL SpA                                                        2,651     22,771       0.0%
    Tamburi Investment Partners SpA                                5,222     20,983       0.0%
*   Tiscali SpA                                                  110,959      5,368       0.0%
#   Tod's SpA                                                      1,042     60,888       0.0%
*   Trevi Finanziaria Industriale SpA                              6,018      8,870       0.0%
#   Unione di Banche Italiane SpA                                 32,601     89,946       0.1%
    Unipol Gruppo Finanziario SpA                                 39,687    121,502       0.1%
    UnipolSai SpA                                                 83,153    158,906       0.1%
    Vittoria Assicurazioni SpA                                     2,848     30,461       0.0%
*   Yoox Net-A-Porter Group SpA                                    3,036     87,333       0.1%
    Zignago Vetro SpA                                              1,896     11,480       0.0%
                                                                         ----------       ---
TOTAL ITALY                                                               5,542,513       3.7%
                                                                         ----------       ---

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (21.9%)
    77 Bank, Ltd. (The)                                          26,000 $117,450       0.1%
    Accordia Golf Co., Ltd.                                       3,600   36,334       0.0%
    Achilles Corp.                                                  600    8,627       0.0%
    Adastria Co., Ltd.                                            2,040   53,403       0.1%
    ADEKA Corp.                                                   5,600   84,652       0.1%
    Aderans Co., Ltd.                                             1,700   10,007       0.0%
    Aeon Delight Co., Ltd.                                        1,100   32,517       0.0%
    Ahresty Corp.                                                   700    7,912       0.0%
    Ai Holdings Corp.                                             1,600   39,315       0.0%
    Aica Kogyo Co., Ltd.                                          3,000   85,608       0.1%
    Aichi Bank, Ltd. (The)                                          800   44,325       0.0%
    Aichi Corp.                                                   2,400   19,419       0.0%
    Aichi Steel Corp.                                               700   33,705       0.0%
    Aichi Tokei Denki Co., Ltd.                                     300    9,151       0.0%
    Aida Engineering, Ltd.                                        4,000   34,390       0.0%
    Ain Holdings, Inc.                                            1,200   80,995       0.1%
#   Aiphone Co., Ltd.                                             1,100   19,324       0.0%
    Aisan Industry Co., Ltd.                                      2,770   22,550       0.0%
#*  Akebono Brake Industry Co., Ltd.                              6,500   12,440       0.0%
    Akita Bank, Ltd. (The)                                       15,000   50,253       0.0%
#   Alpen Co., Ltd.                                                 800   14,578       0.0%
    Alpine Electronics, Inc.                                      3,800   50,723       0.1%
    Alps Logistics Co., Ltd.                                      2,000   11,465       0.0%
    Amano Corp.                                                   4,200   78,143       0.1%
    Amuse, Inc.                                                   1,000   16,911       0.0%
    Anest Iwata Corp.                                             3,000   30,169       0.0%
    Anicom Holdings, Inc.                                           900   20,163       0.0%
#   Anritsu Corp.                                                13,200   70,023       0.1%
    AOKI Holdings, Inc.                                           3,200   38,694       0.0%
    Aomori Bank, Ltd. (The)                                      17,000   57,447       0.1%
    Aoyama Trading Co., Ltd.                                      3,100  109,209       0.1%
    Arakawa Chemical Industries, Ltd.                             1,800   26,722       0.0%
    Arata Corp.                                                     400    9,145       0.0%
    Arcland Sakamoto Co., Ltd.                                    3,000   35,733       0.0%
    Arcland Service Holdings Co., Ltd.                            1,000   29,678       0.0%
    Arcs Co., Ltd.                                                2,200   55,203       0.1%
    Ariake Japan Co., Ltd.                                          900   50,280       0.0%
    Arisawa Manufacturing Co., Ltd.                               5,100   26,687       0.0%
    Artnature, Inc.                                               1,000    6,111       0.0%
    As One Corp.                                                    990   44,418       0.0%
#   Asahi Co., Ltd.                                                 800    9,669       0.0%
    Asahi Diamond Industrial Co., Ltd.                            4,500   33,534       0.0%
    Asahi Holdings, Inc.                                          1,400   25,213       0.0%
    Asahi Kogyosha Co., Ltd.                                        600   17,477       0.0%
    Asahi Yukizai Corp.                                           3,000    5,859       0.0%
    Asatsu-DK, Inc.                                               2,100   58,278       0.1%
#   Ashimori Industry Co., Ltd.                                   3,000    4,761       0.0%
    ASKA Pharmaceutical Co., Ltd.                                 2,000   34,507       0.0%
#   ASKUL Corp.                                                   1,100   45,296       0.0%
    Asunaro Aoki Construction Co., Ltd.                           1,800   12,389       0.0%
    Ateam, Inc.                                                   1,400   31,697       0.0%
    Atom Corp.                                                    1,100    7,273       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Atsugi Co., Ltd.                                             15,000 $ 16,424       0.0%
    Autobacs Seven Co., Ltd.                                      4,500   63,983       0.1%
    Avex Group Holdings, Inc.                                     2,100   27,777       0.0%
    Awa Bank, Ltd. (The)                                         11,000   72,337       0.1%
    Axial Retailing, Inc.                                         1,200   43,107       0.0%
    Azbil Corp.                                                   2,200   65,243       0.1%
    Bando Chemical Industries, Ltd.                               2,500   24,058       0.0%
    Bank of Iwate, Ltd. (The)                                     1,300   54,739       0.1%
    Bank of Nagoya, Ltd. (The)                                    1,400   49,281       0.0%
    Bank of Okinawa, Ltd. (The)                                   2,160   75,819       0.1%
    Bank of Saga, Ltd. (The)                                     16,000   41,722       0.0%
    Bank of the Ryukyus, Ltd.                                     3,600   47,358       0.0%
    Belc Co., Ltd.                                                1,000   40,405       0.0%
    Belluna Co., Ltd.                                             2,800   18,684       0.0%
    Benefit One, Inc.                                             1,900   54,954       0.1%
    Best Denki Co., Ltd.                                          2,500    3,285       0.0%
    Bic Camera, Inc.                                              4,500   38,731       0.0%
    BML, Inc.                                                     2,000   53,045       0.1%
    Bookoff Corp.                                                 1,000    7,793       0.0%
    Bourbon Corp.                                                   500   11,628       0.0%
    Broadleaf Co., Ltd.                                           1,400   15,737       0.0%
#   BRONCO BILLY Co., Ltd.                                        1,100   32,542       0.0%
    Bunka Shutter Co., Ltd.                                       4,984   41,331       0.0%
    C Uyemura & Co., Ltd.                                           400   18,619       0.0%
    CAC Holdings Corp.                                            1,700   14,241       0.0%
    Calsonic Kansei Corp.                                        12,000  150,391       0.1%
    Canon Electronics, Inc.                                       1,500   23,332       0.0%
#   Capcom Co., Ltd.                                              2,200   56,833       0.1%
    Cawachi, Ltd.                                                 1,300   33,456       0.0%
    Central Glass Co., Ltd.                                      17,000   69,538       0.1%
    Chiba Kogyo Bank, Ltd. (The)                                  3,200   14,185       0.0%
    Chiyoda Co., Ltd.                                             1,700   40,362       0.0%
    Chiyoda Corp.                                                 9,000   78,501       0.1%
*   Chiyoda Integre Co., Ltd.                                       600   12,418       0.0%
    Chofu Seisakusho Co., Ltd.                                    1,800   46,264       0.0%
    Chori Co., Ltd.                                                 500    7,928       0.0%
    Chudenko Corp.                                                2,200   45,731       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                8,000   17,479       0.0%
*   Chugai Mining Co., Ltd.                                       5,000    1,334       0.0%
    Chugai Ro Co., Ltd.                                           7,000   13,520       0.0%
    Chugoku Marine Paints, Ltd.                                   5,000   36,387       0.0%
    Chukyo Bank, Ltd. (The)                                         700   15,528       0.0%
    Chuo Spring Co., Ltd.                                         5,000   14,648       0.0%
    Ci:z Holdings Co., Ltd.                                       1,400   40,139       0.0%
    Citizen Watch Co., Ltd.                                      17,800  100,032       0.1%
    CKD Corp.                                                     4,700   58,531       0.1%
    Clarion Co., Ltd.                                             6,000   19,685       0.0%
    Cleanup Corp.                                                 2,000   17,032       0.0%
    CMIC Holdings Co., Ltd.                                         600    8,912       0.0%
#*  CMK Corp.                                                     2,000   10,565       0.0%
    Cocokara fine, Inc.                                           2,379   92,022       0.1%
#   COLOPL, Inc.                                                  2,400   34,511       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                  PERCENTAGE
                                                                 SHARES VALUE++ OF NET ASSETS**
                                                                 ------ ------- ---------------
JAPAN -- (Continued)
#   Colowide Co., Ltd.                                            2,100 $40,801       0.0%
    Computer Engineering & Consulting, Ltd.                       1,500  28,045       0.0%
    CONEXIO Corp.                                                 1,300  17,649       0.0%
#   COOKPAD, Inc.                                                 3,000  28,504       0.0%
    Corona Corp.                                                  1,300  13,908       0.0%
    Cosel Co., Ltd.                                               1,600  19,147       0.0%
    Cosmo Energy Holdings Co., Ltd.                               4,700  61,423       0.1%
    Create Restaurants Holdings, Inc.                             2,100  19,910       0.0%
    Create SD Holdings Co., Ltd.                                  2,400  50,240       0.0%
#   CROOZ, Inc.                                                     600  13,732       0.0%
*   D.A. Consortium Holdings, Inc.                                2,600  17,454       0.0%
    Dai Nippon Toryo Co., Ltd.                                   11,000  23,534       0.0%
    Dai-Dan Co., Ltd.                                             3,000  25,430       0.0%
    Dai-ichi Seiko Co., Ltd.                                      1,400  15,467       0.0%
    Daibiru Corp.                                                 2,900  25,192       0.0%
    Daido Metal Co., Ltd.                                         3,000  32,354       0.0%
#   Daido Steel Co., Ltd.                                        22,000  93,390       0.1%
    Daifuku Co., Ltd.                                             5,400  97,572       0.1%
    Daihen Corp.                                                 11,000  63,777       0.1%
    Daiho Corp.                                                   8,000  43,984       0.0%
    Daiichi Jitsugyo Co., Ltd.                                    4,000  22,156       0.0%
    Daiichikosho Co., Ltd.                                        1,100  47,819       0.0%
    Daiken Corp.                                                  1,400  29,054       0.0%
    Daiki Aluminium Industry Co., Ltd.                            3,000  12,311       0.0%
#   Daikoku Denki Co., Ltd.                                         900  14,434       0.0%
    Daikokutenbussan Co., Ltd.                                      500  23,497       0.0%
    Daikyo, Inc.                                                 27,000  57,943       0.1%
    Daikyonishikawa Corp.                                         2,400  31,075       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.       8,000  42,634       0.0%
#   Daio Paper Corp.                                              4,800  57,614       0.1%
    Daisan Bank, Ltd. (The)                                       2,000  33,833       0.0%
    Daiseki Co., Ltd.                                             2,130  43,729       0.0%
    Daishi Bank, Ltd. (The)                                      23,000  98,898       0.1%
    Daito Bank, Ltd. (The)                                       10,000  16,093       0.0%
    Daito Pharmaceutical Co., Ltd.                                  550  12,105       0.0%
    Daiwa Industries, Ltd.                                        3,000  26,129       0.0%
    Daiwabo Holdings Co., Ltd.                                   11,000  26,582       0.0%
    DCM Holdings Co., Ltd.                                        5,200  45,554       0.0%
    Denka Co., Ltd.                                              20,000  90,732       0.1%
    Denki Kogyo Co., Ltd.                                         3,000  16,523       0.0%
    Denyo Co., Ltd.                                               2,000  24,821       0.0%
    Descente, Ltd.                                                3,300  45,760       0.0%
*   Dexerials Corp.                                               3,500  28,102       0.0%
    Digital Arts, Inc.                                            1,000  26,913       0.0%
    Digital Garage, Inc.                                          1,400  26,453       0.0%
#   DMG Mori Co., Ltd.                                            8,000  84,850       0.1%
    Doshisha Co., Ltd.                                            1,700  35,179       0.0%
    Doutor Nichires Holdings Co., Ltd.                            2,212  44,275       0.0%
    Dowa Holdings Co., Ltd.                                      13,000  96,548       0.1%
    DTS Corp.                                                     1,500  33,231       0.0%
    Duskin Co., Ltd.                                              2,700  51,862       0.1%
    Dydo Drinco, Inc.                                               500  27,674       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Eagle Industry Co., Ltd.                                      2,000 $ 28,535       0.0%
    Earth Chemical Co., Ltd.                                        900   41,770       0.0%
#   EDION Corp.                                                   6,100   54,042       0.1%
#   Ehime Bank, Ltd. (The)                                        2,400   31,661       0.0%
    Eighteenth Bank, Ltd. (The)                                  16,000   49,620       0.0%
    Eiken Chemical Co., Ltd.                                      2,000   54,647       0.1%
    Eizo Corp.                                                    1,500   47,367       0.0%
    Elecom Co., Ltd.                                              1,100   22,488       0.0%
    en-japan, Inc.                                                1,600   30,829       0.0%
    Enplas Corp.                                                    700   21,629       0.0%
    EPS Holdings, Inc.                                            2,000   26,246       0.0%
    ESPEC Corp.                                                   2,000   24,200       0.0%
    Exedy Corp.                                                   1,800   51,430       0.1%
#   F@N Communications, Inc.                                      1,800   13,442       0.0%
    FCC Co., Ltd.                                                 2,100   46,329       0.0%
    Feed One Co., Ltd.                                            4,400    5,571       0.0%
    Ferrotec Corp.                                                2,700   32,837       0.0%
    FIDEA Holdings Co., Ltd.                                     17,300   31,115       0.0%
    Fields Corp.                                                  1,100   13,336       0.0%
#   Financial Products Group Co., Ltd.                            5,100   44,583       0.0%
    FINDEX, Inc.                                                    700    6,595       0.0%
    Foster Electric Co., Ltd.                                     2,000   36,700       0.0%
    FP Corp.                                                      1,800   96,955       0.1%
    France Bed Holdings Co., Ltd.                                 1,600   13,666       0.0%
    Fudo Tetra Corp.                                             19,300   33,950       0.0%
    Fuji Co. Ltd.                                                 1,500   31,503       0.0%
    Fuji Corp., Ltd.                                              3,000   20,070       0.0%
    Fuji Kosan Co., Ltd.                                            600    2,433       0.0%
#   Fuji Kyuko Co., Ltd.                                          4,000   45,872       0.0%
    Fuji Machine Manufacturing Co., Ltd.                          3,400   43,272       0.0%
*   Fuji Oil Co., Ltd.                                            1,800    5,740       0.0%
    Fuji Oil Holdings, Inc.                                       3,500   67,496       0.1%
    Fuji Seal International, Inc.                                 1,200   49,462       0.0%
    Fuji Soft, Inc.                                               2,200   58,438       0.1%
    Fujibo Holdings, Inc.                                           800   25,299       0.0%
    Fujicco Co., Ltd.                                             1,400   32,031       0.0%
    Fujikura Kasei Co., Ltd.                                      2,000   12,038       0.0%
    Fujikura, Ltd.                                               22,000  129,261       0.1%
#   Fujimi, Inc.                                                  1,400   21,778       0.0%
    Fujimori Kogyo Co., Ltd.                                        800   19,876       0.0%
    Fujitec Co., Ltd.                                             4,000   45,760       0.0%
    Fujitsu General, Ltd.                                         3,000   68,840       0.1%
    Fukui Bank, Ltd. (The)                                       16,000   42,328       0.0%
#   Fukushima Bank, Ltd. (The)                                   14,000   12,936       0.0%
    Fukushima Industries Corp.                                    1,500   51,209       0.1%
#   Fukuyama Transporting Co., Ltd.                               7,000   39,866       0.0%
#   Funai Electric Co., Ltd.                                        600    4,892       0.0%
    Funai Soken Holdings, Inc.                                    2,040   31,523       0.0%
    Furukawa Co., Ltd.                                           33,000   52,693       0.1%
    Furukawa Electric Co., Ltd.                                   3,600  105,914       0.1%
    Furuno Electric Co., Ltd.                                     3,500   27,040       0.0%
    Furusato Industries, Ltd.                                     1,000   14,291       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Fuso Chemical Co., Ltd.                                         500 $ 10,664       0.0%
    Fuso Pharmaceutical Industries, Ltd.                            500   13,021       0.0%
    Futaba Corp.                                                  2,300   37,550       0.0%
    Futaba Industrial Co., Ltd.                                   3,500   20,912       0.0%
    Future Corp.                                                    800    5,332       0.0%
    Fuyo General Lease Co., Ltd.                                  1,600   81,141       0.1%
    G-Tekt Corp.                                                  1,800   34,188       0.0%
    Gakken Holdings Co., Ltd.                                     3,000    9,944       0.0%
#   Geo Holdings Corp.                                            3,000   38,058       0.0%
    GLOBERIDE, Inc.                                               1,000   17,130       0.0%
    Glory, Ltd.                                                   1,700   56,200       0.1%
    GMO internet, Inc.                                            4,200   56,067       0.1%
#   GMO Payment Gateway, Inc.                                       800   36,745       0.0%
    Godo Steel, Ltd.                                                600   10,471       0.0%
    Goldcrest Co., Ltd.                                           1,190   21,621       0.0%
    Gree, Inc.                                                   10,400   57,669       0.1%
    GS Yuasa Corp.                                               18,000   77,728       0.1%
    Gun-Ei Chemical Industry Co., Ltd.                              700   20,132       0.0%
    Gunma Bank, Ltd. (The)                                       18,000   85,948       0.1%
    Gunze, Ltd.                                                  19,000   63,772       0.1%
    Gurunavi, Inc.                                                1,000   27,383       0.0%
    H2O Retailing Corp.                                           3,800   56,432       0.1%
    Hakuto Co., Ltd.                                              1,400   13,002       0.0%
    Hamakyorex Co., Ltd.                                            800   14,898       0.0%
    Handsman Co., Ltd.                                              800   15,027       0.0%
    Hanwa Co., Ltd.                                              18,000  110,130       0.1%
#   Happinet Corp.                                                1,800   19,030       0.0%
    Hazama Ando Corp.                                             9,810   63,240       0.1%
#   Hearts United Group Co., Ltd.                                 1,200   22,208       0.0%
    Heiwa Corp.                                                   2,800   65,776       0.1%
    Heiwa Real Estate Co., Ltd.                                   3,600   51,228       0.1%
    Heiwado Co., Ltd.                                             2,500   52,037       0.1%
    HI-LEX Corp.                                                  1,100   30,072       0.0%
    Hibiya Engineering, Ltd.                                      2,400   37,642       0.0%
    Hiday Hidaka Corp.                                              864   21,534       0.0%
    Hioki EE Corp.                                                  300    5,806       0.0%
#   Hirata Corp.                                                    700   53,177       0.1%
#   HIS Co., Ltd.                                                 1,700   46,398       0.0%
    Hisaka Works, Ltd.                                            2,000   15,701       0.0%
    Hitachi Koki Co., Ltd.                                        4,100   34,719       0.0%
    Hitachi Kokusai Electric, Inc.                                2,000   39,948       0.0%
    Hitachi Maxell, Ltd.                                          2,300   41,914       0.0%
    Hitachi Transport System, Ltd.                                2,200   45,352       0.0%
    Hitachi Zosen Corp.                                          12,900   64,926       0.1%
    Hochiki Corp.                                                 1,700   20,022       0.0%
    Hodogaya Chemical Co., Ltd.                                     400   11,196       0.0%
    Hogy Medical Co., Ltd.                                        1,100   72,456       0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                         3,000   18,161       0.0%
    Hokkaido Electric Power Co., Inc.                            13,800  104,951       0.1%
    Hokkaido Gas Co., Ltd.                                        4,000   10,220       0.0%
    Hokkan Holdings, Ltd.                                         6,000   21,358       0.0%
    Hokkoku Bank, Ltd. (The)                                     22,000   73,680       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Hokuetsu Bank, Ltd. (The)                                     1,300 $ 30,688       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                9,600   60,051       0.1%
    Hokuhoku Financial Group, Inc.                                5,000   72,074       0.1%
    Hokuriku Electric Industry Co., Ltd.                          4,000    5,026       0.0%
    Hokuto Corp.                                                  1,600   31,139       0.0%
    Honeys Co., Ltd.                                                770    9,060       0.0%
    Hoosiers Holdings                                               700    3,581       0.0%
    Horiba, Ltd.                                                  2,200  105,202       0.1%
    Hosiden Corp.                                                 7,500   55,622       0.1%
#   Hosokawa Micron Corp.                                         2,000   12,470       0.0%
    House Foods Group, Inc.                                       2,600   58,041       0.1%
    Howa Machinery, Ltd.                                            500    2,462       0.0%
    Hyakugo Bank, Ltd. (The)                                     19,000   69,967       0.1%
    Hyakujushi Bank, Ltd. (The)                                  22,000   74,936       0.1%
    Ibiden Co., Ltd.                                              7,000  101,619       0.1%
    IBJ Leasing Co., Ltd.                                         1,600   33,464       0.0%
    Ichibanya Co., Ltd.                                             200    7,562       0.0%
    Ichigo, Inc.                                                  7,300   31,650       0.0%
    Ichikoh Industries, Ltd.                                      4,000   12,331       0.0%
    Ichiyoshi Securities Co., Ltd.                                4,100   30,742       0.0%
    Icom, Inc.                                                      700   12,869       0.0%
    Idec Corp.                                                    1,600   14,340       0.0%
#   IDOM, Inc.                                                    5,000   26,095       0.0%
    Ihara Chemical Industry Co., Ltd.                             3,100   26,460       0.0%
    Iino Kaiun Kaisha, Ltd.                                       7,300   27,149       0.0%
    Imasen Electric Industrial                                      801    7,122       0.0%
    Inaba Denki Sangyo Co., Ltd.                                  1,400   50,794       0.1%
    Inaba Seisakusho Co., Ltd.                                      200    2,542       0.0%
    Inabata & Co., Ltd.                                           4,000   43,480       0.0%
#   Inageya Co., Ltd.                                             2,000   27,088       0.0%
    Ines Corp.                                                    3,600   40,038       0.0%
    Infomart Corp.                                                1,600   18,955       0.0%
    Information Services International-Dentsu, Ltd.                 600   10,406       0.0%
    Intage Holdings, Inc.                                           800   14,381       0.0%
    Internet Initiative Japan, Inc.                               3,100   54,741       0.1%
    Inui Global Logistics Co., Ltd.                                 525    5,053       0.0%
    Iriso Electronics Co., Ltd.                                     900   49,541       0.0%
    Iseki & Co., Ltd.                                            14,000   34,627       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                  2,400   18,208       0.0%
    Istyle, Inc.                                                  2,500   19,694       0.0%
    Itochu Enex Co., Ltd.                                         4,000   30,733       0.0%
    Itochu-Shokuhin Co., Ltd.                                       600   24,013       0.0%
*   Itoham Yonekyu Holdings, Inc.                                 6,531   62,281       0.1%
    Itoki Corp.                                                   3,000   18,487       0.0%
    IwaiCosmo Holdings, Inc.                                        900    7,823       0.0%
    Iwasaki Electric Co., Ltd.                                    4,000    6,167       0.0%
    Iwatani Corp.                                                 9,000   53,749       0.1%
*   Iwatsu Electric Co., Ltd.                                     3,000    2,143       0.0%
    Iyo Bank, Ltd. (The)                                         12,100   74,364       0.1%
    J Trust Co., Ltd.                                             5,700   46,600       0.0%
    J-Oil Mills, Inc.                                               600   21,334       0.0%
    Jaccs Co., Ltd.                                              11,000   43,139       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Jafco Co., Ltd.                                               2,200 $ 73,039       0.1%
#   Jamco Corp.                                                   1,500   30,931       0.0%
#*  Janome Sewing Machine Co., Ltd.                               2,299   16,971       0.0%
    Japan Aviation Electronics Industry, Ltd.                     4,000   57,280       0.1%
#*  Japan Communications, Inc.                                   10,600   17,946       0.0%
    Japan Digital Laboratory Co., Ltd.                            2,300   35,745       0.0%
#*  Japan Display, Inc.                                          27,100   53,352       0.1%
#   Japan Drilling Co., Ltd.                                        600   13,467       0.0%
#   Japan Material Co., Ltd.                                      1,100   38,966       0.0%
    Japan Medical Dynamic Marketing, Inc.                           770    5,712       0.0%
    Japan Petroleum Exploration Co., Ltd.                         2,800   61,264       0.1%
    Japan Pulp & Paper Co., Ltd.                                  5,000   16,754       0.0%
    Japan Securities Finance Co., Ltd.                            6,200   27,555       0.0%
    Japan Steel Works, Ltd. (The)                                 4,000   85,917       0.1%
    Japan Transcity Corp.                                         3,000   11,171       0.0%
    Japan Wool Textile Co., Ltd. (The)                            6,000   43,750       0.0%
    JBCC Holdings, Inc.                                           2,000   12,953       0.0%
    JCU Corp.                                                       300   12,164       0.0%
    Jeol, Ltd.                                                    9,000   37,612       0.0%
    Jimoto Holdings, Inc.                                        10,000   16,844       0.0%
    Jin Co., Ltd.                                                   600   31,151       0.0%
    Joshin Denki Co., Ltd.                                        2,000   17,101       0.0%
    JSP Corp.                                                     1,300   31,060       0.0%
    Juki Corp.                                                    2,200   16,448       0.0%
    Juroku Bank, Ltd. (The)                                      30,000   90,466       0.1%
    Justsystems Corp.                                             2,300   22,542       0.0%
#   JVC Kenwood Corp.                                            13,070   35,320       0.0%
    K&O Energy Group, Inc.                                        1,000   14,361       0.0%
    K's Holdings Corp.                                            4,200   72,685       0.1%
    kabu.com Securities Co., Ltd.                                 8,100   25,500       0.0%
*   Kadokawa Dwango                                               4,169   61,562       0.1%
    Kaga Electronics Co., Ltd.                                      900   13,149       0.0%
    Kameda Seika Co., Ltd.                                          600   31,411       0.0%
    Kamei Corp.                                                   2,000   19,052       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                 4,000   28,525       0.0%
    Kanamoto Co., Ltd.                                            2,000   48,049       0.0%
    Kandenko Co., Ltd.                                            5,000   49,291       0.0%
    Kanematsu Corp.                                              37,025   60,924       0.1%
    Kanematsu Electronics, Ltd.                                     500   10,087       0.0%
    Kansai Urban Banking Corp.                                    1,100   12,193       0.0%
    Kanto Denka Kogyo Co., Ltd.                                   4,000   33,557       0.0%
    Kappa Create Co., Ltd.                                        3,100   35,941       0.0%
    Kasai Kogyo Co., Ltd.                                         1,500   16,989       0.0%
#   Katakura Industries Co., Ltd.                                   900   10,940       0.0%
    Kato Sangyo Co., Ltd.                                         2,000   48,168       0.0%
#   Kato Works Co., Ltd.                                            800   20,059       0.0%
#   KAWADA TECHNOLOGIES, Inc.                                       200    9,418       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.               500    9,793       0.0%
#   Kawasaki Kisen Kaisha, Ltd.                                  62,000  153,381       0.1%
    Keihin Corp.                                                  2,900   47,406       0.0%
    Keiyo Bank, Ltd. (The)                                       18,000   75,703       0.1%
    Keiyo Co., Ltd.                                               2,000   10,093       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Kenedix, Inc.                                                 2,500 $ 10,511       0.0%
    Kenko Mayonnaise Co., Ltd.                                    1,200   44,001       0.0%
    Key Coffee, Inc.                                              1,300   25,774       0.0%
#   KFC Holdings Japan, Ltd.                                        700   12,411       0.0%
    Kintetsu World Express, Inc.                                  2,400   32,644       0.0%
    Kissei Pharmaceutical Co., Ltd.                               1,100   28,749       0.0%
    Kita-Nippon Bank, Ltd. (The)                                    400   11,940       0.0%
    Kitagawa Iron Works Co., Ltd.                                   700   11,956       0.0%
    Kitz Corp.                                                    8,600   49,452       0.0%
    Kiyo Bank, Ltd. (The)                                         4,800   79,577       0.1%
#*  KLab, Inc.                                                    2,400   14,394       0.0%
*   KNT-CT Holdings Co., Ltd.                                     6,000    6,627       0.0%
    Koa Corp.                                                     3,500   32,230       0.0%
#   Kobe Bussan Co., Ltd.                                         1,000   31,299       0.0%
#   Kohnan Shoji Co., Ltd.                                        2,000   39,561       0.0%
    Koike Sanso Kogyo Co., Ltd.                                   4,000    9,943       0.0%
*   Kojima Co., Ltd.                                              2,300    5,232       0.0%
    Kokuyo Co., Ltd.                                              5,900   78,162       0.1%
    Komatsu Seiren Co., Ltd.                                      4,000   24,893       0.0%
    Komeri Co., Ltd.                                              2,400   58,602       0.1%
    Komori Corp.                                                  3,200   40,610       0.0%
    Konaka Co., Ltd.                                              1,760    8,359       0.0%
    Konishi Co., Ltd.                                             4,000   47,532       0.0%
    Konoike Transport Co., Ltd.                                   2,900   38,396       0.0%
    Kotobuki Spirits Co., Ltd.                                    1,000   23,566       0.0%
    Kumagai Gumi Co., Ltd.                                       21,000   55,770       0.1%
#   Kumiai Chemical Industry Co., Ltd.                            5,400   30,572       0.0%
    Kura Corp.                                                      500   25,197       0.0%
    Kurabo Industries, Ltd.                                      18,000   35,962       0.0%
    Kureha Corp.                                                  1,200   45,891       0.0%
    Kurimoto, Ltd.                                                1,100   20,514       0.0%
    Kuroda Electric Co., Ltd.                                     2,400   46,697       0.0%
    Kusuri No Aoki Co., Ltd.                                      1,000   51,040       0.1%
    KYB Corp.                                                    12,000   54,873       0.1%
    Kyodo Printing Co., Ltd.                                      9,000   30,507       0.0%
    Kyoei Steel, Ltd.                                             1,200   22,858       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                              2,300   27,167       0.0%
    Kyokuto Securities Co., Ltd.                                  2,600   37,618       0.0%
    Kyokuyo Co., Ltd.                                             1,100   28,943       0.0%
    KYORIN Holdings, Inc.                                         2,900   64,812       0.1%
    Kyoritsu Maintenance Co., Ltd.                                  400   23,995       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                       5,000   18,544       0.0%
    Kyowa Exeo Corp.                                              6,200   93,096       0.1%
    Kyudenko Corp.                                                3,000   96,650       0.1%
    Kyushu Financial Group, Inc.                                 23,810  158,323       0.1%
#*  Laox Co., Ltd.                                                1,100    8,874       0.0%
    Lasertec Corp.                                                  800   15,519       0.0%
    Leopalace21 Corp.                                            15,000   97,527       0.1%
    Life Corp.                                                    1,200   38,954       0.0%
    Lintec Corp.                                                  2,700   58,809       0.1%
    Macnica Fuji Electronics Holdings, Inc.                       3,999   50,111       0.0%
    Maeda Corp.                                                   7,000   64,851       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Maeda Road Construction Co., Ltd.                             3,000 $ 55,500       0.1%
    Maezawa Kasei Industries Co., Ltd.                            1,200   12,549       0.0%
    Maezawa Kyuso Industries Co., Ltd.                            1,200   16,018       0.0%
    Makino Milling Machine Co., Ltd.                              9,000   57,188       0.1%
    Mandom Corp.                                                  1,100   51,305       0.1%
    Mani, Inc.                                                    1,500   34,907       0.0%
    Mars Engineering Corp.                                          700   13,879       0.0%
    Marubun Corp.                                                 1,900   10,856       0.0%
    Marudai Food Co., Ltd.                                       13,000   61,909       0.1%
    Maruha Nichiro Corp.                                          2,253   62,458       0.1%
    Maruwa Co., Ltd.                                                700   26,416       0.0%
    Maruyama Manufacturing Co., Inc.                              3,000    5,051       0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                  400    1,425       0.0%
    Maruzen Showa Unyu Co., Ltd.                                  6,000   24,355       0.0%
#   Marvelous, Inc.                                               3,300   23,453       0.0%
    Matsuda Sangyo Co., Ltd.                                      1,225   17,193       0.0%
#   Matsuya Co., Ltd.                                             3,600   28,801       0.0%
    Matsuya Foods Co., Ltd.                                         800   25,946       0.0%
    Max Co., Ltd.                                                 4,000   48,207       0.0%
    MCJ Co., Ltd.                                                 4,500   40,462       0.0%
    Mebuki Financial Group, Inc.                                 13,000   46,264       0.0%
#   Megachips Corp.                                               1,600   32,113       0.0%
    Megmilk Snow Brand Co., Ltd.                                  3,100  107,842       0.1%
    Meidensha Corp.                                              12,000   40,158       0.0%
    Meiko Network Japan Co., Ltd.                                 2,600   24,468       0.0%
    Meisei Industrial Co., Ltd.                                   5,000   25,645       0.0%
    Meitec Corp.                                                  1,500   51,116       0.1%
    Meito Sangyo Co., Ltd.                                        1,200   15,785       0.0%
    Menicon Co., Ltd.                                               800   22,674       0.0%
    METAWATER Co., Ltd.                                             500   13,646       0.0%
#   Michinoku Bank, Ltd. (The)                                    9,000   17,922       0.0%
    Micronics Japan Co., Ltd.                                     4,000   46,240       0.0%
    Mie Bank, Ltd. (The)                                            500   10,196       0.0%
    Mie Kotsu Group Holdings, Inc.                                2,700    9,962       0.0%
#   Milbon Co., Ltd.                                                800   35,857       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                       1,219   15,513       0.0%
    Minato Bank, Ltd. (The)                                       2,100   38,433       0.0%
    Ministop Co., Ltd.                                            1,500   25,853       0.0%
    Mirait Holdings Corp.                                         4,400   39,015       0.0%
    Miroku Jyoho Service Co., Ltd.                                2,200   42,970       0.0%
    Misawa Homes Co., Ltd.                                        2,000   15,049       0.0%
    Mitani Corp.                                                  1,200   35,794       0.0%
    Mito Securities Co., Ltd.                                     4,000    9,286       0.0%
    Mitsuba Corp.                                                 3,400   49,636       0.0%
*   Mitsubishi Paper Mills, Ltd.                                  1,300    8,537       0.0%
#   Mitsubishi Pencil Co., Ltd.                                     900   45,016       0.0%
    Mitsubishi Shokuhin Co., Ltd.                                   800   26,260       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                     14,000   25,155       0.0%
    Mitsuboshi Belting, Ltd.                                      3,000   25,871       0.0%
    Mitsui Engineering & Shipbuilding Co., Ltd.                  57,000   79,200       0.1%
    Mitsui High-Tec, Inc.                                         3,300   22,153       0.0%
    Mitsui Matsushima Co., Ltd.                                   1,000   11,831       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Mitsui Mining & Smelting Co., Ltd.                           57,000 $126,995       0.1%
    Mitsui Sugar Co., Ltd.                                        1,200   27,037       0.0%
    Mitsui-Soko Holdings Co., Ltd.                               10,000   30,166       0.0%
#*  Mitsumi Electric Co., Ltd.                                    7,500   45,541       0.0%
    Mitsuuroko Group Holdings Co., Ltd.                           3,000   19,969       0.0%
    Miyazaki Bank, Ltd. (The)                                    11,000   30,983       0.0%
    Mizuno Corp.                                                  9,000   48,414       0.0%
    Mochida Pharmaceutical Co., Ltd.                                600   47,011       0.0%
#   Modec, Inc.                                                   2,600   43,915       0.0%
    Monex Group, Inc.                                            20,400   46,755       0.0%
    Monogatari Corp. (The)                                          600   27,590       0.0%
    Morinaga & Co., Ltd.                                          1,600   74,424       0.1%
    Morinaga Milk Industry Co., Ltd.                             14,000  112,764       0.1%
    Morita Holdings Corp.                                         2,600   39,168       0.0%
    Musashi Seimitsu Industry Co., Ltd.                           1,700   41,638       0.0%
    Musashino Bank, Ltd. (The)                                    2,200   60,745       0.1%
#   Nachi-Fujikoshi Corp.                                        13,000   49,304       0.0%
#   Nafco Co., Ltd.                                                 400    6,464       0.0%
    Nagaileben Co., Ltd.                                            800   17,566       0.0%
#   Nagano Bank, Ltd. (The)                                         600   11,464       0.0%
    Nagase & Co., Ltd.                                            6,500   83,134       0.1%
    Nagatanien Holdings Co., Ltd.                                 2,000   25,523       0.0%
    Nakamuraya Co., Ltd.                                            300   13,517       0.0%
    Nakanishi, Inc.                                               1,900   67,983       0.1%
*   Nakayama Steel Works, Ltd.                                      500    3,182       0.0%
    Namura Shipbuilding Co., Ltd.                                 4,096   24,977       0.0%
    Nanto Bank, Ltd. (The)                                        1,900   72,237       0.1%
    NDS Co., Ltd.                                                   500   12,551       0.0%
    NEC Networks & System Integration Corp.                       1,700   30,212       0.0%
    NET One Systems Co., Ltd.                                     8,100   58,833       0.1%
    Neturen Co., Ltd.                                             2,600   21,074       0.0%
#   Next Co., Ltd.                                                6,600   55,394       0.1%
    Nichi-iko Pharmaceutical Co., Ltd.                            2,050   36,770       0.0%
    Nichias Corp.                                                 6,000   53,385       0.1%
    Nichicon Corp.                                                4,800   41,138       0.0%
    Nichiha Corp.                                                 3,500   86,444       0.1%
    NichiiGakkan Co., Ltd.                                        2,900   24,140       0.0%
    Nichireki Co., Ltd.                                           2,000   15,738       0.0%
#   Nihon Chouzai Co., Ltd.                                         700   29,240       0.0%
    Nihon Dempa Kogyo Co., Ltd.                                     600    4,839       0.0%
    Nihon Eslead Corp.                                            1,000   11,090       0.0%
    Nihon House Holdings Co., Ltd.                                2,000    7,499       0.0%
#   Nihon Nohyaku Co., Ltd.                                       2,600   14,198       0.0%
    Nihon Parkerizing Co., Ltd.                                   4,000   55,116       0.1%
    Nihon Trim Co., Ltd.                                            500   22,577       0.0%
    Nihon Unisys, Ltd.                                            4,200   51,183       0.1%
    Nihon Yamamura Glass Co., Ltd.                                8,000   14,624       0.0%
    Nikkiso Co., Ltd.                                             4,000   35,348       0.0%
    Nikkon Holdings Co., Ltd.                                     4,000   85,908       0.1%
    Nippo Corp.                                                   3,000   57,871       0.1%
    Nippon Beet Sugar Manufacturing Co., Ltd.                       500    9,747       0.0%
#   Nippon Carbon Co., Ltd.                                       6,000   11,638       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   Nippon Ceramic Co., Ltd.                                      1,000 $ 18,452       0.0%
    Nippon Chemi-Con Corp.                                       20,000   34,792       0.0%
    Nippon Chemical Industrial Co., Ltd.                          2,000    5,117       0.0%
#   Nippon Coke & Engineering Co., Ltd.                          12,500   11,036       0.0%
#   Nippon Concrete Industries Co., Ltd.                          3,000   10,821       0.0%
    Nippon Denko Co., Ltd.                                       10,600   19,678       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                               3,100   56,479       0.1%
    Nippon Flour Mills Co., Ltd.                                  4,000   59,157       0.1%
    Nippon Gas Co., Ltd.                                          2,000   60,526       0.1%
    Nippon Kanzai Co., Ltd.                                       1,700   24,789       0.0%
    Nippon Kasei Chemical Co., Ltd.                               5,000    6,903       0.0%
    Nippon Kayaku Co., Ltd.                                       9,000  103,707       0.1%
#*  Nippon Kinzoku Co., Ltd.                                        300    3,160       0.0%
    Nippon Koei Co., Ltd.                                         5,000   23,457       0.0%
#   Nippon Koshuha Steel Co., Ltd.                               10,000    7,336       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        31,000   70,587       0.1%
#   Nippon Paper Industries Co., Ltd.                             5,600  104,813       0.1%
    Nippon Parking Development Co., Ltd.                          9,800   13,322       0.0%
    Nippon Pillar Packing Co., Ltd.                               2,000   20,540       0.0%
    Nippon Piston Ring Co., Ltd.                                    700   10,684       0.0%
    Nippon Road Co., Ltd. (The)                                   4,000   16,413       0.0%
    Nippon Seiki Co., Ltd.                                        4,000   77,337       0.1%
*   Nippon Sharyo, Ltd.                                           4,000   10,131       0.0%
*   Nippon Sheet Glass Co., Ltd.                                  7,900   64,166       0.1%
    Nippon Signal Co., Ltd.                                       4,500   39,934       0.0%
#   Nippon Soda Co., Ltd.                                        16,000   70,928       0.1%
    Nippon Steel & Sumikin Bussan Corp.                           1,248   45,739       0.0%
    Nippon Suisan Kaisha, Ltd.                                   22,800  109,585       0.1%
    Nippon Thompson Co., Ltd.                                     7,000   27,694       0.0%
    Nippon Valqua Industries, Ltd.                                1,200   16,261       0.0%
    Nippon Yakin Kogyo Co., Ltd.                                 10,600   15,535       0.0%
    Nipro Corp.                                                   6,600   81,503       0.1%
*   Nishi-Nippon Financial Holdings, Inc.                         6,800   67,695       0.1%
    Nishi-Nippon Railroad Co., Ltd.                              23,000  109,034       0.1%
    Nishimatsu Construction Co., Ltd.                            19,000   88,732       0.1%
    Nishimatsuya Chain Co., Ltd.                                  1,500   21,116       0.0%
    Nishio Rent All Co., Ltd.                                     1,300   39,252       0.0%
    Nissan Shatai Co., Ltd.                                       5,400   55,750       0.1%
    Nissei Build Kogyo Co., Ltd.                                  5,000   23,373       0.0%
    Nissei Corp.                                                    400    3,685       0.0%
#   Nissha Printing Co., Ltd.                                     1,500   36,314       0.0%
    Nisshin Fudosan Co.                                           2,800   10,620       0.0%
    Nisshin Oillio Group, Ltd. (The)                             10,000   45,464       0.0%
    Nisshin Steel Co., Ltd.                                       5,648   75,130       0.1%
    Nisshinbo Holdings, Inc.                                      7,500   74,672       0.1%
    Nissin Corp.                                                  5,000   16,606       0.0%
    Nissin Electric Co., Ltd.                                     2,000   26,670       0.0%
    Nissin Kogyo Co., Ltd.                                        3,300   48,824       0.0%
    Nitta Corp.                                                   1,300   33,646       0.0%
    Nittan Valve Co., Ltd.                                        2,000    6,820       0.0%
    Nittetsu Mining Co., Ltd.                                       300   12,518       0.0%
    Nitto Boseki Co., Ltd.                                       19,000   61,767       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Nitto Kogyo Corp.                                             1,600 $ 23,471       0.0%
    Nitto Kohki Co., Ltd.                                         1,300   30,041       0.0%
    Nitto Seiko Co., Ltd.                                         3,000   11,454       0.0%
    Noevir Holdings Co., Ltd.                                     1,100   33,314       0.0%
    NOF Corp.                                                     9,000   97,829       0.1%
    Nohmi Bosai, Ltd.                                             2,800   41,796       0.0%
#   Nojima Corp.                                                  2,500   32,390       0.0%
    Nomura Co., Ltd.                                              3,200   51,896       0.1%
    Noritake Co., Ltd.                                              800   18,260       0.0%
    Noritsu Koki Co., Ltd.                                        1,200    9,068       0.0%
    Noritz Corp.                                                  2,000   41,451       0.0%
    North Pacific Bank, Ltd.                                     25,700   95,845       0.1%
    NS Solutions Corp.                                            2,200   41,951       0.0%
#   NS United Kaiun Kaisha, Ltd.                                  9,000   12,499       0.0%
    NSD Co., Ltd.                                                 3,730   60,031       0.1%
    NTN Corp.                                                    29,000  109,773       0.1%
    Nuflare Technology, Inc.                                        300   16,090       0.0%
    Obara Group, Inc.                                             1,000   43,095       0.0%
    Oenon Holdings, Inc.                                          5,000   12,294       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                              22,000   78,702       0.1%
    Ohsho Food Service Corp.                                        700   26,939       0.0%
    Oiles Corp.                                                   1,673   30,328       0.0%
#   Oita Bank, Ltd. (The)                                        16,000   60,597       0.1%
    Okabe Co., Ltd.                                               4,000   34,136       0.0%
    Okamoto Industries, Inc.                                      6,000   64,939       0.1%
    Okamura Corp.                                                 7,300   71,619       0.1%
    Okasan Securities Group, Inc.                                11,000   58,473       0.1%
    Oki Electric Industry Co., Ltd.                               4,100   53,493       0.1%
    Okinawa Cellular Telephone Co.                                  400   12,504       0.0%
    Okinawa Electric Power Co., Inc. (The)                        2,497   57,844       0.1%
    OKK Corp.                                                     5,000    5,137       0.0%
#   OKUMA Corp.                                                   9,000   75,316       0.1%
    Okumura Corp.                                                12,000   69,153       0.1%
    Okura Industrial Co., Ltd.                                    4,000   15,955       0.0%
    Okuwa Co., Ltd.                                               2,000   20,940       0.0%
    Onward Holdings Co., Ltd.                                     9,000   60,243       0.1%
    Open House Co., Ltd.                                          1,600   33,798       0.0%
    Optex Co., Ltd.                                               1,100   28,017       0.0%
    Organo Corp.                                                  4,000   17,252       0.0%
    Origin Electric Co., Ltd.                                     3,000    7,963       0.0%
    Osaka Soda Co., Ltd.                                         10,000   42,753       0.0%
    Osaka Steel Co., Ltd.                                           900   16,874       0.0%
#   OSAKA Titanium Technologies Co., Ltd.                         1,600   21,443       0.0%
    Osaki Electric Co., Ltd.                                      3,000   28,793       0.0%
#   OSG Corp.                                                     4,100   87,324       0.1%
    OSJB Holdings Corp.                                          11,600   27,596       0.0%
#   Outsourcing, Inc.                                               600   22,770       0.0%
    Oyo Corp.                                                       900   10,407       0.0%
    Pacific Industrial Co., Ltd.                                  4,000   49,186       0.0%
*   Pacific Metals Co., Ltd.                                     10,000   30,094       0.0%
    Pack Corp. (The)                                                700   18,991       0.0%
#   PAL GROUP Holdings Co., Ltd.                                    900   22,297       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    PALTAC Corp.                                                  2,500 $ 61,350       0.1%
    PanaHome Corp.                                                6,000   44,625       0.0%
    Paramount Bed Holdings Co., Ltd.                              1,100   41,894       0.0%
    Parco Co., Ltd.                                                 400    3,706       0.0%
    Paris Miki Holdings, Inc.                                     1,000    4,256       0.0%
#   Pasco Corp.                                                   1,000    3,592       0.0%
#   PC Depot Corp.                                                2,760   13,506       0.0%
    Penta-Ocean Construction Co., Ltd.                           18,000  107,264       0.1%
    Pilot Corp.                                                   1,600   71,536       0.1%
    Piolax, Inc.                                                  1,000   63,577       0.1%
*   Pioneer Corp.                                                34,600   84,861       0.1%
    Plenus Co., Ltd.                                              1,900   39,106       0.0%
    Press Kogyo Co., Ltd.                                         9,000   43,829       0.0%
    Pressance Corp.                                               3,600   41,486       0.0%
    Prestige International, Inc.                                  4,800   36,123       0.0%
    Prima Meat Packers, Ltd.                                     15,000   54,464       0.1%
    Qol Co., Ltd.                                                   800   12,614       0.0%
    Raito Kogyo Co., Ltd.                                         4,700   56,580       0.1%
*   Rasa Industries, Ltd.                                         3,000    3,824       0.0%
    Relia, Inc.                                                   3,200   30,664       0.0%
    Relo Group, Inc.                                                500   82,794       0.1%
    Rengo Co., Ltd.                                              17,000  106,612       0.1%
#*  Renown, Inc.                                                  3,000    3,000       0.0%
    Retail Partners Co., Ltd.                                     2,000   20,499       0.0%
    Rheon Automatic Machinery Co., Ltd.                           2,000   15,623       0.0%
    Rhythm Watch Co., Ltd.                                       10,000   17,044       0.0%
    Ricoh Leasing Co., Ltd.                                       1,000   28,888       0.0%
    Riken Corp.                                                     700   25,631       0.0%
    Riken Vitamin Co., Ltd.                                       1,700   73,775       0.1%
    Ringer Hut Co., Ltd.                                          1,400   35,644       0.0%
    Riso Kagaku Corp.                                             1,700   29,446       0.0%
    Rock Field Co., Ltd.                                          2,100   29,166       0.0%
    Rohto Pharmaceutical Co., Ltd.                                5,500   96,501       0.1%
    Rokko Butter Co., Ltd.                                        1,700   45,768       0.0%
    Roland DG Corp.                                               1,200   28,334       0.0%
    Round One Corp.                                               5,300   37,441       0.0%
    Royal Holdings Co., Ltd.                                      2,000   34,561       0.0%
    Ryobi, Ltd.                                                  11,000   44,343       0.0%
    Ryoden Corp.                                                  3,000   19,286       0.0%
    Ryosan Co., Ltd.                                              2,800   86,227       0.1%
    Ryoyo Electro Corp.                                           2,000   25,451       0.0%
    S Foods, Inc.                                                 1,300   34,787       0.0%
    Sac's Bar Holdings, Inc.                                      1,650   17,651       0.0%
    Saibu Gas Co., Ltd.                                          24,000   56,244       0.1%
    Saizeriya Co., Ltd.                                           1,900   50,044       0.0%
    Sakai Chemical Industry Co., Ltd.                             7,000   24,972       0.0%
    Sakai Moving Service Co., Ltd.                                  800   17,308       0.0%
    Sakata INX Corp.                                              3,000   39,277       0.0%
    Sakata Seed Corp.                                             2,000   57,575       0.1%
    Sala Corp.                                                    5,300   31,770       0.0%
    San-A Co., Ltd.                                               1,000   54,435       0.1%
    San-Ai Oil Co., Ltd.                                          4,000   28,201       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    San-In Godo Bank, Ltd. (The)                                 11,000 $ 79,144       0.1%
    Sanden Holdings Corp.                                        10,000   30,951       0.0%
    Sangetsu Corp.                                                2,600   50,208       0.0%
*   Sanken Electric Co., Ltd.                                    10,000   35,378       0.0%
    Sanki Engineering Co., Ltd.                                   5,000   45,346       0.0%
    Sankyo Seiko Co., Ltd.                                        4,000   13,091       0.0%
    Sankyo Tateyama, Inc.                                         2,800   44,084       0.0%
    Sankyu, Inc.                                                 19,000  111,886       0.1%
    Sanoh Industrial Co., Ltd.                                    3,000   20,669       0.0%
#   Sanrio Co., Ltd.                                              2,200   41,207       0.0%
    Sanshin Electronics Co., Ltd.                                 2,000   17,699       0.0%
    Sanwa Holdings Corp.                                         11,600  115,528       0.1%
    Sanyo Chemical Industries, Ltd.                                 600   27,129       0.0%
    Sanyo Denki Co., Ltd.                                         4,000   25,998       0.0%
    Sanyo Electric Railway Co., Ltd.                              6,000   29,596       0.0%
#   Sanyo Shokai, Ltd.                                           11,000   17,713       0.0%
    Sanyo Special Steel Co., Ltd.                                10,000   51,263       0.1%
    Sapporo Holdings, Ltd.                                        4,000  113,003       0.1%
    Sato Holdings Corp.                                           1,900   41,854       0.0%
    Satori Electric Co., Ltd.                                     1,000    7,110       0.0%
    Sawada Holdings Co., Ltd.                                     3,300   30,208       0.0%
    Saxa Holdings, Inc.                                           4,000    8,451       0.0%
    Secom Joshinetsu Co., Ltd.                                      900   28,143       0.0%
#   Seiko Holdings Corp.                                         12,000   39,280       0.0%
    Seino Holdings Co., Ltd.                                      9,500  105,267       0.1%
    Seiren Co., Ltd.                                              3,300   38,596       0.0%
    Sekisui Jushi Corp.                                           2,700   44,474       0.0%
    Sekisui Plastics Co., Ltd.                                    3,500   25,813       0.0%
    Senko Co., Ltd.                                               6,000   41,481       0.0%
#   Senshu Electric Co., Ltd.                                       700   10,820       0.0%
    Senshu Ikeda Holdings, Inc.                                  17,500   79,623       0.1%
    Senshukai Co., Ltd.                                           3,000   20,334       0.0%
#   Septeni Holdings Co., Ltd.                                    5,500   24,755       0.0%
    Seria Co., Ltd.                                                 600   47,334       0.0%
    Shibaura Mechatronics Corp.                                   4,000    9,784       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                           6,000   17,425       0.0%
    Shibuya Corp.                                                 1,200   24,928       0.0%
#   Shiga Bank, Ltd. (The)                                       18,000   93,355       0.1%
    Shikibo, Ltd.                                                 9,000   10,375       0.0%
    Shikoku Bank, Ltd. (The)                                     12,000   28,317       0.0%
    Shikoku Chemicals Corp.                                       3,000   28,745       0.0%
    Shima Seiki Manufacturing, Ltd.                               2,100   59,173       0.1%
    Shimachu Co., Ltd.                                            3,100   83,182       0.1%
    Shimizu Bank, Ltd. (The)                                        400   12,065       0.0%
    Shin-Etsu Polymer Co., Ltd.                                   5,000   33,430       0.0%
    Shinagawa Refractories Co., Ltd.                              5,000   10,660       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                   8,000   34,596       0.0%
#*  Shinkawa, Ltd.                                                1,000    6,475       0.0%
    Shinko Electric Industries Co., Ltd.                          6,300   40,601       0.0%
    Shinko Plantech Co., Ltd.                                     3,000   22,248       0.0%
    Shinko Shoji Co., Ltd.                                        2,000   22,562       0.0%
    Shinmaywa Industries, Ltd.                                    8,000   61,924       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Shinnihon Corp.                                               1,000 $  9,636       0.0%
#   Shinoken Group Co., Ltd.                                      1,300   23,535       0.0%
    Ship Healthcare Holdings, Inc.                                1,700   49,729       0.0%
    Shizuoka Gas Co., Ltd.                                        5,000   39,237       0.0%
    Shobunsha Publications, Inc.                                  1,300    7,454       0.0%
    Shochiku Co., Ltd.                                            6,000   67,218       0.1%
    Showa Corp.                                                   5,400   35,344       0.0%
    Showa Denko KK                                               11,500  151,953       0.1%
    Showa Sangyo Co., Ltd.                                       10,000   53,475       0.1%
#   Siix Corp.                                                    1,900   76,034       0.1%
    Sinanen Holdings Co., Ltd.                                      600   11,904       0.0%
    Sinfonia Technology Co., Ltd.                                 6,000   11,021       0.0%
    Sinko Industries, Ltd.                                        2,400   30,113       0.0%
    Sintokogio, Ltd.                                              3,938   34,348       0.0%
    SKY Perfect JSAT Holdings, Inc.                               8,700   43,113       0.0%
    SMK Corp.                                                     5,000   19,157       0.0%
#   SMS Co., Ltd.                                                 2,100   54,671       0.1%
    Sodick Co., Ltd.                                              4,100   30,777       0.0%
    Sogo Medical Co., Ltd.                                          700   21,284       0.0%
#   Sparx Group Co., Ltd.                                        11,800   22,566       0.0%
    SRA Holdings                                                  1,000   23,646       0.0%
    St Marc Holdings Co., Ltd.                                    1,000   28,067       0.0%
    Star Micronics Co., Ltd.                                      3,100   44,139       0.0%
    Starts Corp., Inc.                                            1,500   27,819       0.0%
    Starzen Co., Ltd.                                               400   21,184       0.0%
#   Stella Chemifa Corp.                                            900   31,617       0.0%
#   Sumida Corp.                                                  1,100   11,406       0.0%
    Suminoe Textile Co., Ltd.                                     5,000   10,567       0.0%
    Sumitomo Bakelite Co., Ltd.                                  15,000   81,460       0.1%
    Sumitomo Densetsu Co., Ltd.                                   1,100   12,201       0.0%
    Sumitomo Mitsui Construction Co., Ltd.                       47,960   45,672       0.0%
    Sumitomo Osaka Cement Co., Ltd.                              23,000   95,259       0.1%
    Sumitomo Precision Products Co., Ltd.                         2,000    6,174       0.0%
    Sumitomo Real Estate Sales Co., Ltd.                          1,200   27,122       0.0%
    Sumitomo Riko Co., Ltd.                                       2,700   25,862       0.0%
    Sumitomo Seika Chemicals Co., Ltd.                              800   29,911       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                           11,000   58,807       0.1%
    Sun Frontier Fudousan Co., Ltd.                               1,500   14,299       0.0%
#*  SWCC Showa Holdings Co., Ltd.                                12,000    8,432       0.0%
    Systena Corp.                                                 1,300   22,708       0.0%
    T Hasegawa Co., Ltd.                                          1,600   28,251       0.0%
    T RAD Co., Ltd.                                               5,000   10,928       0.0%
    T&K Toka Co., Ltd.                                            1,000    9,473       0.0%
    T-Gaia Corp.                                                  1,300   19,995       0.0%
#   Tabuchi Electric Co., Ltd.                                    3,000    9,576       0.0%
    Tachi-S Co., Ltd.                                             2,100   34,854       0.0%
    Tadano, Ltd.                                                  6,000   67,379       0.1%
    Taihei Dengyo Kaisha, Ltd.                                    3,000   31,097       0.0%
    Taiho Kogyo Co., Ltd.                                         1,900   27,273       0.0%
    Taikisha, Ltd.                                                2,000   50,520       0.0%
    Taiko Bank, Ltd. (The)                                        4,000   10,325       0.0%
    Taiyo Holdings Co., Ltd.                                      1,500   56,228       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Taiyo Yuden Co., Ltd.                                        10,000 $106,833       0.1%
    Takamatsu Construction Group Co., Ltd.                        1,600   37,970       0.0%
    Takaoka Toko Co., Ltd.                                          400    7,305       0.0%
    Takara Holdings, Inc.                                         8,700   82,395       0.1%
    Takara Leben Co., Ltd.                                        4,100   27,812       0.0%
    Takara Standard Co., Ltd.                                     3,500   65,015       0.1%
    Takasago International Corp.                                  1,400   37,531       0.0%
    Takasago Thermal Engineering Co., Ltd.                        4,100   57,822       0.1%
#*  Takata Corp.                                                  4,900   17,020       0.0%
    Takeei Corp.                                                  1,900   15,549       0.0%
    Takeuchi Manufacturing Co., Ltd.                              2,100   40,681       0.0%
    Takiron Co., Ltd.                                             3,000   14,123       0.0%
    Takuma Co., Ltd.                                              7,000   64,350       0.1%
    Tamron Co., Ltd.                                              1,500   26,263       0.0%
    Tamura Corp.                                                  4,000   16,445       0.0%
    Tanseisha Co., Ltd.                                           1,600   12,034       0.0%
    Tatsuta Electric Wire and Cable Co., Ltd.                     2,000    7,945       0.0%
#*  Teac Corp.                                                    5,000    2,141       0.0%
#   Teikoku Sen-I Co., Ltd.                                       1,000   14,828       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                               4,000    6,086       0.0%
#   Tekken Corp.                                                  9,000   29,264       0.0%
    Tenma Corp.                                                   2,000   34,641       0.0%
    TIS, Inc.                                                     4,600  104,091       0.1%
    TKC Corp.                                                     1,600   47,259       0.0%
    Toa Corp.(6894508)                                            1,800   37,894       0.0%
    Toa Corp.(6894434)                                            2,600   23,720       0.0%
    TOA ROAD Corp.                                                3,000    8,046       0.0%
    Toagosei Co., Ltd.                                            9,500  105,739       0.1%
#   Tobishima Corp.                                              17,200   30,250       0.0%
    TOC Co., Ltd.                                                 2,300   20,781       0.0%
    Tocalo Co., Ltd.                                              1,000   22,434       0.0%
    Tochigi Bank, Ltd. (The)                                     10,000   48,213       0.0%
    Toda Corp.                                                   17,000   92,141       0.1%
    Toei Co., Ltd.                                                5,000   40,172       0.0%
    Toenec Corp.                                                  3,000   14,373       0.0%
    Toho Bank, Ltd. (The)                                        16,000   60,742       0.1%
#   Toho Holdings Co., Ltd.                                       3,300   69,239       0.1%
#   Toho Titanium Co., Ltd.                                       3,900   26,009       0.0%
    Toho Zinc Co., Ltd.                                          12,000   41,875       0.0%
    Tohoku Bank, Ltd. (The)                                       8,000   11,130       0.0%
    Tokai Carbon Co., Ltd.                                       16,000   48,655       0.0%
    Tokai Corp.                                                     900   30,656       0.0%
#   TOKAI Holdings Corp.                                          9,000   57,841       0.1%
    Tokai Rika Co., Ltd.                                          2,600   48,757       0.0%
    Tokai Tokyo Financial Holdings, Inc.                         13,000   65,954       0.1%
    Token Corp.                                                     480   34,689       0.0%
    Tokushu Tokai Paper Co., Ltd.                                   519   17,684       0.0%
*   Tokuyama Corp.                                               32,000  136,825       0.1%
    Tokyo Dome Corp.                                              7,000   66,531       0.1%
    Tokyo Energy & Systems, Inc.                                  2,000   19,301       0.0%
    Tokyo Ohka Kogyo Co., Ltd.                                    2,700   95,870       0.1%
    Tokyo Rope Manufacturing Co., Ltd.                              400    6,591       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Tokyo Seimitsu Co., Ltd.                                      2,900 $ 79,119       0.1%
#   Tokyo Steel Manufacturing Co., Ltd.                           8,200   56,877       0.1%
    Tokyo Tekko Co., Ltd.                                         3,000   13,057       0.0%
    Tokyo Theatres Co., Inc.                                      6,000    6,920       0.0%
    Tokyo TY Financial Group, Inc.                                2,224   71,166       0.1%
    Tokyotokeiba Co., Ltd.                                       10,000   19,640       0.0%
    Tokyu Construction Co., Ltd.                                    200    2,021       0.0%
#   Tokyu Recreation Co., Ltd.                                    3,000   22,610       0.0%
    Toli Corp.                                                    6,000   21,390       0.0%
    Tomato Bank, Ltd.                                               900   13,613       0.0%
    TOMONY Holdings, Inc.                                        14,500   74,914       0.1%
    Tomy Co., Ltd.                                                5,617   60,678       0.1%
    Tonami Holdings Co., Ltd.                                     3,000    8,082       0.0%
    Topcon Corp.                                                  4,700   70,151       0.1%
    Toppan Forms Co., Ltd.                                        2,600   25,844       0.0%
    Topre Corp.                                                   2,100   48,628       0.0%
    Topy Industries, Ltd.                                           900   20,871       0.0%
    Toridoll Holdings Corp.                                       1,300   30,119       0.0%
    Torii Pharmaceutical Co., Ltd.                                1,200   27,650       0.0%
    Torishima Pump Manufacturing Co., Ltd.                        2,000   21,554       0.0%
    Tosei Corp.                                                   4,200   31,438       0.0%
    Toshiba Machine Co., Ltd.                                    10,000   36,116       0.0%
#   Toshiba Plant Systems & Services Corp.                        4,000   64,497       0.1%
*   Toshiba TEC Corp.                                             8,000   35,655       0.0%
    Tosho Co., Ltd.                                                 400   17,318       0.0%
    Tosho Printing Co., Ltd.                                      5,000   22,626       0.0%
#   Totetsu Kogyo Co., Ltd.                                       1,700   48,190       0.0%
    Tottori Bank, Ltd. (The)                                        600    9,891       0.0%
    Towa Bank, Ltd. (The)                                        13,000   13,740       0.0%
    Towa Corp.                                                    2,500   28,768       0.0%
#   Towa Pharmaceutical Co., Ltd.                                 1,000   37,301       0.0%
    Toyo Construction Co., Ltd.                                   7,400   30,844       0.0%
    Toyo Corp.                                                    3,000   28,847       0.0%
    Toyo Denki Seizo K.K.                                         5,000   14,030       0.0%
    Toyo Engineering Corp.                                       12,000   41,106       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               15,000   69,740       0.1%
    Toyo Kanetsu K.K.                                            12,000   27,179       0.0%
    Toyo Kohan Co., Ltd.                                          3,000    8,979       0.0%
    Toyo Securities Co., Ltd.                                     5,000    8,896       0.0%
    Toyo Tanso Co., Ltd.                                            300    4,314       0.0%
    Toyo Tire & Rubber Co., Ltd.                                  8,200  127,185       0.1%
    Toyobo Co., Ltd.                                             58,000   94,937       0.1%
    TPR Co., Ltd.                                                 1,300   37,591       0.0%
    Trancom Co., Ltd.                                               500   29,091       0.0%
    Transcosmos, Inc.                                             1,900   48,072       0.0%
    Trusco Nakayama Corp.                                         1,400   72,382       0.1%
    TS Tech Co., Ltd.                                             2,900   77,754       0.1%
    TSI Holdings Co., Ltd.                                        6,525   36,691       0.0%
    Tsubakimoto Chain Co.                                         9,000   71,293       0.1%
    Tsugami Corp.                                                 5,000   27,453       0.0%
    Tsukishima Kikai Co., Ltd.                                    3,000   33,584       0.0%
    Tsukuba Bank, Ltd.                                            5,500   16,429       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Tsukui Corp.                                                  5,200 $ 34,100       0.0%
    Tsumura & Co.                                                 3,900  110,834       0.1%
    Tsurumi Manufacturing Co., Ltd.                               2,000   29,107       0.0%
    Tsutsumi Jewelry Co., Ltd.                                      800   12,656       0.0%
    TV Asahi Holdings Corp.                                       1,200   22,512       0.0%
    Tv Tokyo Holdings Corp.                                         700   16,016       0.0%
#   U-Shin, Ltd.                                                  2,000   14,135       0.0%
    UACJ Corp.                                                   24,034   78,109       0.1%
    Ube Industries, Ltd.                                         74,400  153,531       0.1%
    Uchida Yoko Co., Ltd.                                         4,000   16,677       0.0%
    UKC Holdings Corp.                                            1,500   25,099       0.0%
    Ulvac, Inc.                                                   3,700  116,824       0.1%
*   Uniden Holdings Corp.                                         2,000    2,913       0.0%
    Union Tool Co.                                                  400   10,333       0.0%
    Unipres Corp.                                                 2,700   52,106       0.1%
    United Arrows, Ltd.                                           1,600   43,676       0.0%
    United Super Markets Holdings, Inc.                           4,100   37,020       0.0%
*   Unitika, Ltd.                                                52,000   35,081       0.0%
#*  Universal Entertainment Corp.                                 1,500   44,896       0.0%
#   Unizo Holdings Co., Ltd.                                      2,100   58,541       0.1%
    Usen Corp.                                                    8,870   28,623       0.0%
    Ushio, Inc.                                                   6,400   77,209       0.1%
    V Technology Co., Ltd.                                          400   47,636       0.0%
    Valor Holdings Co., Ltd.                                      2,000   56,729       0.1%
    Vector, Inc.                                                  3,300   38,955       0.0%
    Vital KSK Holdings, Inc.                                      2,800   29,615       0.0%
#   VT Holdings Co., Ltd.                                         6,900   37,068       0.0%
#   W-Scope Corp.                                                 1,400   25,049       0.0%
    Wacoal Holdings Corp.                                         6,000   69,225       0.1%
#   Wacom Co., Ltd.                                              11,800   35,608       0.0%
    Wakita & Co., Ltd.                                            4,500   38,370       0.0%
    Warabeya Nichiyo Holdings Co., Ltd.                           1,200   28,943       0.0%
#   WATAMI Co., Ltd.                                              1,400   15,185       0.0%
#   Wellnet Corp.                                                 1,200   15,017       0.0%
    Wood One Co., Ltd.                                            3,000    7,749       0.0%
    Xebio Holdings Co., Ltd.                                      3,000   46,569       0.0%
    Yahagi Construction Co., Ltd.                                 1,500   13,759       0.0%
    YAMABIKO Corp.                                                2,460   24,327       0.0%
#   Yamagata Bank, Ltd. (The)                                    11,000   47,518       0.0%
#   Yamaichi Electronics Co., Ltd.                                1,600   12,684       0.0%
    Yamanashi Chuo Bank, Ltd. (The)                              14,000   68,472       0.1%
    Yamato Kogyo Co., Ltd.                                        2,200   61,940       0.1%
    Yamazen Corp.                                                 3,000   23,922       0.0%
    Yaoko Co., Ltd.                                               1,000   41,989       0.0%
    Yasuda Logistics Corp.                                        2,000   13,124       0.0%
    Yellow Hat, Ltd.                                              1,800   38,444       0.0%
    Yodogawa Steel Works, Ltd.                                    1,800   49,145       0.0%
    Yokogawa Bridge Holdings Corp.                                3,300   36,256       0.0%
#   Yokohama Reito Co., Ltd.                                      3,000   30,342       0.0%
    Yokowo Co., Ltd.                                              1,700   11,523       0.0%
    Yomeishu Seizo Co., Ltd.                                      1,000   18,035       0.0%
    Yondenko Corp.                                                2,100    8,186       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
JAPAN -- (Continued)
    Yondoshi Holdings, Inc.                                       1,600 $    39,972       0.0%
    Yorozu Corp.                                                  1,900      29,920       0.0%
#   Yoshinoya Holdings Co., Ltd.                                  2,100      31,641       0.0%
    Yuasa Trading Co., Ltd.                                       1,000      23,957       0.0%
    Yurtec Corp.                                                  4,000      29,302       0.0%
    Yusen Logistics Co., Ltd.                                       600       6,109       0.0%
    Yushiro Chemical Industry Co., Ltd.                           1,000      13,805       0.0%
    Zenrin Co., Ltd.                                              1,800      31,399       0.0%
    Zensho Holdings Co., Ltd.                                     4,300      80,306       0.1%
    Zeon Corp.                                                   12,000     109,621       0.1%
    ZERIA Pharmaceutical Co., Ltd.                                2,200      36,869       0.0%
    Zojirushi Corp.                                               2,000      27,574       0.0%
    Zuken, Inc.                                                   2,000      20,473       0.0%
                                                                        -----------      ----
TOTAL JAPAN                                                              35,800,069      23.7%
                                                                        -----------      ----
NETHERLANDS -- (1.8%)
    Aalberts Industries NV                                        6,383     201,585       0.1%
    Accell Group                                                  2,934      73,387       0.1%
    AMG Advanced Metallurgical Group NV                           1,768      35,208       0.0%
    Amsterdam Commodities NV                                      1,493      33,730       0.0%
#   APERAM SA                                                     3,795     172,592       0.1%
    Arcadis NV                                                    3,887      51,161       0.1%
    ASM International NV                                          4,588     195,703       0.1%
    BE Semiconductor Industries NV                                3,299     107,471       0.1%
    Beter Bed Holding NV                                          1,357      24,572       0.0%
    BinckBank NV                                                  5,344      31,711       0.0%
    Boskalis Westminster                                          5,828     187,962       0.1%
    Brunel International NV                                       2,547      41,593       0.0%
    Corbion NV                                                    4,897     112,967       0.1%
    Delta Lloyd NV                                               31,213     188,568       0.1%
*   Fugro NV                                                      8,042     143,809       0.1%
    Gemalto NV                                                    3,010     163,538       0.1%
*   Heijmans NV                                                   1,624      15,550       0.0%
    Hunter Douglas NV                                               469      25,013       0.0%
    IMCD Group NV                                                   788      34,080       0.0%
    KAS Bank NV                                                     488       4,425       0.0%
    Kendrion NV                                                   1,006      29,014       0.0%
    Koninklijke BAM Groep NV                                     19,920      92,681       0.1%
    Koninklijke Vopak NV                                          2,377     119,973       0.1%
*   Ordina NV                                                     2,349       6,258       0.0%
*   PostNL NV                                                    40,333     189,955       0.1%
    Refresco Group NV                                             1,648      24,073       0.0%
    SBM Offshore NV                                              13,376     192,004       0.1%
    Sligro Food Group NV                                          1,698      60,781       0.1%
#*  SNS Reaal NV                                                 15,156          --       0.0%
    Telegraaf Media Groep NV                                      1,964       7,972       0.0%
    TKH Group NV                                                  3,206     123,385       0.1%
#*  TomTom NV                                                     9,430      76,256       0.1%
    Wessanen                                                      8,503     101,598       0.1%
                                                                        -----------      ----
TOTAL NETHERLANDS                                                         2,868,575       1.9%
                                                                        -----------      ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
NEW ZEALAND -- (1.2%)
#*  a2 Milk Co., Ltd.                                             34,295 $   45,534       0.0%
    Air New Zealand, Ltd.                                         41,085     56,673       0.0%
*   Bay Energy, Ltd.                                               4,827     16,948       0.0%
    Briscoe Group, Ltd.                                            9,711     26,240       0.0%
    Chorus, Ltd.                                                  28,756     75,110       0.1%
    Contact Energy, Ltd.                                          38,559    131,112       0.1%
    EBOS Group, Ltd.                                               6,927     84,397       0.1%
    Fisher & Paykel Healthcare Corp., Ltd.                        33,890    214,572       0.1%
    Freightways, Ltd.                                             12,116     55,349       0.0%
    Genesis Energy, Ltd.                                          32,503     45,550       0.0%
    Hallenstein Glasson Holdings, Ltd.                             5,327     11,384       0.0%
#   Heartland Bank, Ltd.                                          21,704     23,259       0.0%
    Infratil, Ltd.                                                46,774     99,635       0.1%
    Kathmandu Holdings, Ltd.                                       8,788     12,624       0.0%
    Mainfreight, Ltd.                                              6,428     85,318       0.1%
    Mercury NZ, Ltd.                                               7,469     16,305       0.0%
    Metlifecare, Ltd.                                             12,041     49,747       0.0%
    New Zealand Refining Co., Ltd. (The)                          13,533     21,671       0.0%
    NZME, Ltd.                                                    14,069      6,692       0.0%
    NZX, Ltd.                                                      4,430      3,294       0.0%
    PGG Wrightson, Ltd.                                           10,577      3,477       0.0%
    Port of Tauranga, Ltd.                                        30,765     85,770       0.1%
    Restaurant Brands New Zealand, Ltd.                            9,560     36,096       0.0%
    Ryman Healthcare, Ltd.                                        13,921     88,355       0.1%
    Sanford, Ltd.                                                  6,562     29,916       0.0%
    SKY Network Television, Ltd.                                  23,513     77,636       0.1%
    SKYCITY Entertainment Group, Ltd.                             38,867    108,355       0.1%
    Steel & Tube Holdings, Ltd.                                    5,579      8,727       0.0%
    Summerset Group Holdings, Ltd.                                19,161     65,175       0.1%
*   Tilt Renewables, Ltd.                                          4,827      7,594       0.0%
    Tower, Ltd.                                                   13,924      8,956       0.0%
    Trade Me Group, Ltd.                                          32,478    112,822       0.1%
    Vector, Ltd.                                                  23,021     52,386       0.0%
    Warehouse Group, Ltd. (The)                                    5,475     11,741       0.0%
*   Xero, Ltd.                                                     4,066     51,591       0.0%
    Z Energy, Ltd.                                                12,078     67,505       0.1%
                                                                         ----------       ---
TOTAL NEW ZEALAND                                                         1,897,516       1.3%
                                                                         ----------       ---
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA                                24,317     14,391       0.0%
*   Akastor ASA                                                    9,797     13,506       0.0%
    Aker ASA Class A                                               2,100     77,496       0.1%
*   Aker BP ASA                                                    6,639    106,235       0.1%
*   Aker Solutions ASA                                             9,700     44,492       0.0%
    American Shipping Co. ASA                                      2,165      6,527       0.0%
    Atea ASA                                                       5,000     44,771       0.0%
    Austevoll Seafood ASA                                          5,800     52,293       0.1%
    Bakkafrost P/F                                                 2,040     85,532       0.1%
    Bonheur ASA                                                    1,685     10,856       0.0%
    Borregaard ASA                                                 6,733     65,996       0.1%
    BW LPG, Ltd.                                                   2,493      8,042       0.0%
    BW Offshore, Ltd.                                            526,046     21,604       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
NORWAY -- (Continued)
#*  DNO ASA                                                       49,587 $   42,321       0.0%
    Ekornes ASA                                                    1,600     20,133       0.0%
#*  Fred Olsen Energy ASA                                          3,343      5,737       0.0%
#   Frontline, Ltd.                                                1,542     11,294       0.0%
    Grieg Seafood ASA                                              3,054     26,876       0.0%
*   Hexagon Composites ASA                                         6,540     22,924       0.0%
#   Hoegh LNG Holdings Ltd                                         4,064     42,584       0.0%
*   Kongsberg Automotive ASA                                      47,061     38,845       0.0%
    Kvaerner ASA                                                  10,879     14,272       0.0%
#*  Nordic Semiconductor ASA                                       8,537     34,161       0.0%
*   Norske Skogindustrier ASA                                      7,000      2,475       0.0%
#*  Norwegian Air Shuttle ASA                                      1,507     50,819       0.1%
    Norwegian Property ASA                                         9,514     12,399       0.0%
    Ocean Yield ASA                                                3,609     30,134       0.0%
*   Odfjell SE Class A                                             1,000      3,269       0.0%
*   Opera Software ASA                                             6,271     44,189       0.0%
#*  Petroleum Geo-Services ASA                                    13,760     36,938       0.0%
*   Prosafe SE                                                    57,250      1,934       0.0%
    Protector Forsikring ASA                                       4,456     38,131       0.0%
#*  REC Silicon ASA                                              140,159     17,492       0.0%
#*  Seadrill, Ltd.                                                17,195     36,559       0.0%
*   Sevan Marine ASA                                               1,337      2,754       0.0%
*   Solstad Offshore ASA                                           1,000      1,615       0.0%
    SpareBank 1 SMN                                                8,057     59,263       0.1%
    SpareBank 1 SR-Bank ASA                                        8,340     49,708       0.0%
    Stolt-Nielsen, Ltd.                                            1,022     12,550       0.0%
*   Storebrand ASA                                                 7,574     38,954       0.0%
    TGS Nopec Geophysical Co. ASA                                  3,657     73,971       0.1%
    Tomra Systems ASA                                              9,922    107,718       0.1%
*   Treasure ASA                                                   1,741      3,858       0.0%
    Veidekke ASA                                                   4,900     73,232       0.1%
    Wilh Wilhelmsen ASA                                            1,741      5,500       0.0%
    Wilh Wilhelmsen Holding ASA Class A                            1,434     30,626       0.0%
    XXL ASA                                                        3,805     47,630       0.0%
                                                                         ----------       ---
TOTAL NORWAY                                                              1,592,606       1.0%
                                                                         ----------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                  7,954     27,715       0.0%
*   Banco BPI SA                                                  40,060     49,729       0.0%
#*  Banco Comercial Portugues SA Class R                          16,865     22,461       0.0%
    CTT-Correios de Portugal SA                                    4,149     27,453       0.0%
    Mota-Engil SGPS SA                                             8,817     17,214       0.0%
    Navigator Co SA (The)                                         26,345     77,156       0.1%
    NOS SGPS SA                                                   11,746     78,058       0.1%
    REN--Redes Energeticas Nacionais SGPS SA                      23,089     67,470       0.1%
    Semapa-Sociedade de Investimento e Gestao                      1,975     25,349       0.0%
    Sonae SGPS SA                                                 54,351     43,212       0.0%
                                                                         ----------       ---
TOTAL PORTUGAL                                                              435,817       0.3%
                                                                         ----------       ---
SINGAPORE -- (1.2%)
    Ascendas India Trust                                          45,600     35,045       0.0%
*   Banyan Tree Holdings, Ltd.                                     7,000      1,998       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
SINGAPORE -- (Continued)
*   Boustead Projects, Ltd.                                        6,600 $  3,437       0.0%
    Boustead Singapore, Ltd.                                      22,000   14,157       0.0%
    Bukit Sembawang Estates, Ltd.                                 14,900   48,277       0.1%
    Bund Center Investment, Ltd.                                  27,000   13,616       0.0%
    China Aviation Oil Singapore Corp., Ltd.                       9,600    9,834       0.0%
    Chip Eng Seng Corp., Ltd.                                     45,000   20,819       0.0%
    Chuan Hup Holdings, Ltd.                                      87,000   16,213       0.0%
#*  COSCO Corp. Singapore, Ltd.                                   76,000   13,906       0.0%
*   Creative Technology, Ltd.                                      2,650    1,841       0.0%
    CSE Global, Ltd.                                              40,000   11,796       0.0%
#   CWT, Ltd.                                                     12,000   17,039       0.0%
    Del Monte Pacific, Ltd.                                       72,000   17,853       0.0%
    Delfi, Ltd.                                                   20,200   32,555       0.0%
*   Ezion Holdings, Ltd.                                         103,220   22,116       0.0%
#*  Ezra Holdings, Ltd.                                          234,044    7,169       0.0%
    Falcon Energy Group, Ltd.                                     21,000    2,226       0.0%
    Far East Orchard, Ltd.                                        11,239   11,968       0.0%
    First Resources, Ltd.                                         28,300   37,020       0.0%
*   Fragrance Group, Ltd.                                         82,000    9,287       0.0%
    Frasers Centrepoint, Ltd.                                      9,000    9,607       0.0%
    GK Goh Holdings, Ltd.                                         17,813   10,767       0.0%
    GL, Ltd.                                                      53,000   30,459       0.0%
*   Global Premium Hotels, Ltd.                                    6,560    1,392       0.0%
#   Golden Agri-Resources, Ltd.                                  361,300   99,766       0.1%
    GuocoLand, Ltd.                                                5,000    6,894       0.0%
*   Halcyon Agri Corp., Ltd.                                      25,666    8,773       0.0%
    Haw Par Corp., Ltd.                                            8,000   51,534       0.1%
    Hi-P International, Ltd.                                      23,000    7,921       0.0%
    Ho Bee Land, Ltd.                                             14,000   21,440       0.0%
    Hong Fok Corp., Ltd.                                          54,120   25,325       0.0%
    Hong Leong Asia, Ltd.                                          8,000    3,975       0.0%
    Hotel Grand Central, Ltd.                                     39,135   38,253       0.1%
    Hwa Hong Corp., Ltd.                                          59,000   12,947       0.0%
    Hyflux, Ltd.                                                  27,500    9,169       0.0%
    Indofood Agri Resources, Ltd.                                 28,000    9,648       0.0%
    k1 Ventures, Ltd.                                             24,000   17,497       0.0%
    Keppel Infrastructure Trust                                  176,474   63,982       0.1%
    M1, Ltd.                                                      30,000   44,013       0.1%
    Mandarin Oriental International, Ltd.                         13,800   19,272       0.0%
    Metro Holdings, Ltd.                                          49,200   34,598       0.0%
    Midas Holdings, Ltd.                                         114,000   17,646       0.0%
*   Nam Cheong, Ltd.                                              67,000    2,735       0.0%
#*  Noble Group, Ltd.                                            752,500   89,474       0.1%
    Olam International, Ltd.                                       9,600   14,833       0.0%
    OUE, Ltd.                                                     23,000   27,992       0.0%
    Oxley Holdings, Ltd.                                          57,000   19,032       0.0%
*   Raffles Education Corp., Ltd.                                 49,200    6,658       0.0%
    Raffles Medical Group, Ltd.                                   64,363   69,587       0.1%
    RHT Health Trust                                              54,900   34,010       0.0%
    Rotary Engineering, Ltd.                                      17,000    4,639       0.0%
    SATS, Ltd.                                                    29,400  102,279       0.1%
    SBS Transit, Ltd.                                             15,800   26,347       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SINGAPORE -- (Continued)
    SembCorp Industries, Ltd.                                     18,400 $   33,319       0.0%
#   SembCorp Marine, Ltd.                                         39,100     36,255       0.0%
    Sheng Siong Group, Ltd.                                       37,000     27,794       0.0%
*   SIIC Environment Holdings, Ltd.                               58,600     26,765       0.0%
    Sinarmas Land, Ltd.                                          108,000     37,268       0.0%
    Singapore Post, Ltd.                                          68,500     78,707       0.1%
    Stamford Land Corp., Ltd.                                     21,000      6,864       0.0%
    Super Group, Ltd.                                             46,000     32,072       0.0%
*   Swiber Holdings, Ltd.                                         17,249      1,351       0.0%
*   Tat Hong Holdings, Ltd.                                       35,000     11,074       0.0%
    Tuan Sing Holdings, Ltd.                                      44,628      9,135       0.0%
    United Engineers, Ltd.                                        34,000     63,269       0.1%
    United Industrial Corp., Ltd.                                  6,600     12,910       0.0%
    UOB-Kay Hian Holdings, Ltd.                                   32,422     30,840       0.0%
    UOL Group, Ltd.                                               20,300     82,564       0.1%
#*  Vard Holdings, Ltd.                                           33,000      4,396       0.0%
    Venture Corp., Ltd.                                           17,800    121,595       0.1%
    Wheelock Properties Singapore, Ltd.                           20,000     21,439       0.0%
    Wing Tai Holdings, Ltd.                                       28,770     35,051       0.0%
    Yeo Hiap Seng, Ltd.                                            2,482      2,288       0.0%
*   Yongnam Holdings, Ltd.                                        26,250      3,778       0.0%
                                                                         ----------       ---
TOTAL SINGAPORE                                                           1,969,370       1.3%
                                                                         ----------       ---
SPAIN -- (1.9%)
    Acciona SA                                                     2,343    178,052       0.1%
    Acerinox SA                                                    9,285    114,259       0.1%
    Adveo Group International SA                                     770      2,813       0.0%
    Almirall SA                                                    4,299     61,799       0.0%
    Applus Services SA                                             6,347     60,899       0.0%
    Atresmedia Corp de Medios de Comunicacion SA                   4,815     49,472       0.0%
    Azkoyen SA                                                     2,184     12,591       0.0%
    Banco Popular Espanol SA                                      12,701     13,897       0.0%
*   Baron de Ley                                                      67      7,585       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                           4,600    139,022       0.1%
    Cellnex Telecom SA                                             2,537     41,604       0.0%
*   Cementos Portland Valderrivas SA                               1,167      7,995       0.0%
    Cia de Distribucion Integral Logista Holdings SA               1,375     30,492       0.0%
    Cie Automotive SA                                              3,637     74,874       0.1%
    Construcciones y Auxiliar de Ferrocarriles SA                    152     57,185       0.0%
    Distribuidora Internacional de Alimentacion SA                35,836    191,403       0.1%
    Duro Felguera SA                                               7,718      9,391       0.0%
    Ebro Foods SA                                                  6,598    142,275       0.1%
    Elecnor SA                                                     1,707     16,894       0.0%
    Ence Energia y Celulosa SA                                    11,122     24,238       0.0%
*   Ercros SA                                                      3,027      6,940       0.0%
    Faes Farma SA                                                 24,697     90,666       0.1%
    Gamesa Corp. Tecnologica SA                                   15,484    357,501       0.2%
    Grupo Catalana Occidente SA                                    3,836    120,800       0.1%
*   Grupo Ezentis SA                                               6,877      3,888       0.0%
    Iberpapel Gestion SA                                             936     20,476       0.0%
*   Indra Sistemas SA                                              6,332     78,306       0.1%
    Inmobiliaria Colonial SA                                      13,102     92,391       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SPAIN -- (Continued)
*   Liberbank SA                                                 37,803 $   37,496       0.0%
    Mediaset Espana Comunicacion SA                               9,781    109,148       0.1%
    Melia Hotels International SA                                 7,047     87,009       0.1%
    Miquel y Costas & Miquel SA                                     740     31,425       0.0%
*   NH Hotel Group SA                                            18,823     83,053       0.1%
    Obrascon Huarte Lain SA                                       9,477     37,986       0.0%
    Papeles y Cartones de Europa SA                               2,989     15,591       0.0%
*   Pescanova SA                                                  1,077         --       0.0%
*   Pharma Mar SA                                                15,603     42,125       0.0%
*   Promotora de Informaciones SA Class A                         3,874     26,841       0.0%
    Prosegur Cia de Seguridad SA                                 17,048    123,618       0.1%
*   Realia Business SA                                            6,280      6,074       0.0%
    Sacyr SA                                                     34,525     78,715       0.1%
    Saeta Yield SA                                                2,378     22,955       0.0%
    Tecnicas Reunidas SA                                          2,679    100,238       0.1%
    Tubacex SA                                                    5,465     16,250       0.0%
*   Tubos Reunidos SA                                             8,287      7,713       0.0%
    Vidrala SA                                                    1,515     86,550       0.1%
    Viscofan SA                                                   2,819    132,723       0.1%
    Zardoya Otis SA                                               8,549     72,001       0.1%
                                                                        ----------       ---
TOTAL SPAIN                                                              3,125,219       2.1%
                                                                        ----------       ---
SWEDEN -- (3.1%)
    AAK AB                                                        1,800    118,863       0.1%
*   AddLife AB                                                    1,561     24,129       0.0%
    AddTech AB Class B                                            4,997     71,076       0.1%
    AF AB Class B                                                 5,364     98,169       0.1%
*   Arcam AB                                                        630     20,743       0.0%
#   Atrium Ljungberg AB Class B                                   2,399     37,269       0.0%
    Avanza Bank Holding AB                                        1,713     64,756       0.0%
    B&B Tools AB Class B                                          2,500     55,666       0.0%
    Beijer Alma AB                                                1,700     39,271       0.0%
    Beijer Ref AB                                                 1,786     41,807       0.0%
    Betsson AB                                                    7,041     67,966       0.0%
    Bilia AB Class A                                              4,130     98,475       0.1%
    BillerudKorsnas AB                                           10,447    171,555       0.1%
    BioGaia AB Class B                                            1,689     51,623       0.0%
*   Bonava AB Class B                                             3,899     48,175       0.0%
    Bure Equity AB                                                4,075     44,649       0.0%
    Byggmax Group AB                                              4,912     32,356       0.0%
    Castellum AB                                                 14,311    193,914       0.1%
    Catena AB                                                     1,487     21,695       0.0%
    Clas Ohlson AB Class B                                        2,530     35,717       0.0%
    Cloetta AB Class B                                           22,873     81,044       0.1%
    Com Hem Holding AB                                            4,993     44,932       0.0%
    Concentric AB                                                 3,360     39,959       0.0%
    Dios Fastigheter AB                                           3,244     21,603       0.0%
    Duni AB                                                       3,495     46,490       0.0%
    Dustin Group AB                                               1,386      9,449       0.0%
    Elekta AB Class B                                            12,765    110,677       0.1%
    Eltel AB                                                        849      5,268       0.0%
    Fabege AB                                                     9,193    155,264       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWEDEN -- (Continued)
    Fagerhult AB                                                    443 $ 11,286       0.0%
*   Fastighets AB Balder Class B                                  1,219   27,688       0.0%
    Fenix Outdoor International AG                                  173   11,490       0.0%
    Granges AB                                                    4,437   43,117       0.0%
    Gunnebo AB                                                    3,000   13,906       0.0%
    Haldex AB                                                     3,360   43,280       0.0%
    Hemfosa Fastigheter AB                                        8,523   80,136       0.1%
    Hexpol AB                                                     8,683   71,359       0.1%
    HIQ International AB                                          4,214   26,230       0.0%
    Hoist Finance AB                                              2,266   20,437       0.0%
    Holmen AB Class B                                             4,045  138,402       0.1%
    Hufvudstaden AB Class A                                       5,162   79,895       0.1%
    Indutrade AB                                                  5,457  101,502       0.1%
#   Intrum Justitia AB                                            4,262  131,408       0.1%
    Inwido AB                                                       985   10,764       0.0%
#   ITAB Shop Concept AB Class B                                  1,515   11,764       0.0%
    JM AB                                                         4,116  118,497       0.1%
    KappAhl AB                                                    6,122   31,923       0.0%
#*  Karolinska Development AB Class B                             1,741    1,061       0.0%
    Klovern AB Class B                                           27,646   29,163       0.0%
    Kungsleden AB                                                11,062   69,749       0.1%
    Lagercrantz Group AB Class B                                  7,500   68,885       0.1%
    Lindab International AB                                       4,854   41,567       0.0%
    Loomis AB Class B                                             3,503   99,574       0.1%
*   Medivir AB Class B                                            1,986   14,563       0.0%
#   Mekonomen AB                                                  1,956   34,772       0.0%
    Modern Times Group MTG AB Class B                             3,275   88,142       0.1%
    Mycronic AB                                                   8,284   86,466       0.1%
    NCC AB Class B                                                3,700   94,024       0.1%
#*  Net Insight AB Class B                                       11,409    8,516       0.0%
    NetEnt AB                                                    11,712   92,289       0.1%
    New Wave Group AB Class B                                     2,000   11,072       0.0%
    Nibe Industrier AB Class B                                   10,287   76,517       0.1%
    Nobia AB                                                      8,067   70,313       0.1%
    Nolato AB Class B                                             2,054   58,895       0.0%
    Nordnet AB Class B                                            9,555   39,246       0.0%
*   Oriflame Holding AG                                           2,508   92,142       0.1%
    Pandox AB                                                       567    8,997       0.0%
    Peab AB                                                      11,220   95,157       0.1%
*   Qliro Group AB                                                3,088    3,194       0.0%
    Ratos AB Class B                                             18,033   74,112       0.1%
    RaySearch Laboratories AB                                     1,416   31,321       0.0%
#   Recipharm AB Class B                                          2,773   40,402       0.0%
    Rezidor Hotel Group AB                                        7,735   31,561       0.0%
    Saab AB Class B                                               2,506   88,757       0.1%
    Sagax AB Class B                                              4,140   36,532       0.0%
#*  SAS AB                                                        7,999   13,546       0.0%
    Scandi Standard AB                                            1,760   12,313       0.0%
    Sectra AB Class B                                             1,190   18,379       0.0%
    SkiStar AB                                                    1,500   23,061       0.0%
#*  SSAB AB Class A(BPRBWK4)                                      3,811   12,121       0.0%
#*  SSAB AB Class A(B17H0S8)                                     16,356   51,876       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWEDEN -- (Continued)
*   SSAB AB Class B(BPRBWM6)                                     21,565 $   57,291       0.0%
*   SSAB AB Class B(B17H3F6)                                     38,986    103,474       0.1%
    Sweco AB Class B                                              4,633     92,947       0.1%
    Systemair AB                                                    107      1,375       0.0%
    Thule Group AB (The)                                          3,532     54,522       0.0%
    Unibet Group P.L.C.                                          14,128    124,771       0.1%
    Vitrolife AB                                                  1,018     52,666       0.0%
    Wallenstam AB Class B                                        11,522     88,750       0.1%
    Wihlborgs Fastigheter AB                                      4,598     89,120       0.1%
                                                                        ----------       ---
TOTAL SWEDEN                                                             5,108,845       3.4%
                                                                        ----------       ---
SWITZERLAND -- (4.6%)
#*  AFG Arbonia-Forster Holding AG                                2,652     39,790       0.0%
    Allreal Holding AG                                              904    133,044       0.1%
#   ALSO Holding AG                                                 240     21,981       0.0%
#   ams AG                                                        4,508    126,229       0.1%
    APG SGA SA                                                       64     26,746       0.0%
    Aryzta AG                                                     3,258    143,161       0.1%
    Ascom Holding AG                                              3,915     67,040       0.1%
    Autoneum Holding AG                                             308     81,502       0.1%
    Bachem Holding AG Class B                                       343     30,549       0.0%
    Baloise Holding AG                                            2,379    292,687       0.2%
    Bank Coop AG                                                    580     24,562       0.0%
    Banque Cantonale de Geneve                                       85     25,121       0.0%
    Banque Cantonale Vaudoise                                       150     94,236       0.1%
    Belimo Holding AG                                                33    100,751       0.1%
    Bell AG                                                         140     59,901       0.0%
    Bellevue Group AG                                               382      5,737       0.0%
    Berner Kantonalbank AG                                          278     50,467       0.0%
#   BKW AG                                                        1,235     57,458       0.0%
    Bobst Group SA                                                  800     44,030       0.0%
    Bossard Holding AG Class A                                      359     51,143       0.0%
    Bucher Industries AG                                            430     95,527       0.1%
    Burckhardt Compression Holding AG                               171     49,576       0.0%
    Burkhalter Holding AG                                           185     23,691       0.0%
    Cembra Money Bank AG                                          1,612    123,209       0.1%
#*  Charles Voegele Holding AG                                      750      4,781       0.0%
    Cie Financiere Tradition SA                                      66      5,229       0.0%
    Clariant AG                                                  15,144    250,776       0.2%
    Coltene Holding AG                                              250     17,830       0.0%
    Conzzeta AG                                                      84     58,021       0.0%
    COSMO Pharmaceuticals NV                                         32      4,648       0.0%
    Daetwyler Holding AG                                            502     68,769       0.1%
    DKSH Holding AG                                               1,553    107,633       0.1%
    dorma+kaba Holding AG Class B                                   194    134,807       0.1%
    EFG International AG                                          4,617     24,887       0.0%
    Emmi AG                                                         195    115,192       0.1%
    Energiedienst Holding AG                                      1,000     25,871       0.0%
    Flughafen Zuerich AG                                          1,310    240,809       0.2%
    Forbo Holding AG                                                139    177,194       0.1%
    GAM Holding AG                                               11,069    107,221       0.1%
*   Gategroup Holding AG                                          2,087    109,793       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
SWITZERLAND -- (Continued)
    Georg Fischer AG                                                269 $238,494       0.2%
    Gurit Holding AG                                                 25   21,159       0.0%
    Helvetia Holding AG                                             478  248,686       0.2%
    Hiag Immobilien Holding AG                                       44    4,588       0.0%
    Huber & Suhner AG                                               954   55,551       0.0%
    Implenia AG                                                   1,185   79,366       0.1%
    Inficon Holding AG                                              149   53,508       0.0%
    Interroll Holding AG                                             59   64,400       0.0%
    Intershop Holding AG                                             77   39,323       0.0%
#   Jungfraubahn Holding AG                                         263   24,643       0.0%
    Kardex AG                                                       792   67,811       0.1%
    Komax Holding AG                                                318   76,579       0.1%
    Kudelski SA                                                   4,680   80,687       0.1%
    LEM Holding SA                                                   41   45,753       0.0%
    Liechtensteinische Landesbank AG                                783   31,650       0.0%
#   Logitech International SA                                    10,282  248,685       0.2%
    Luzerner Kantonalbank AG                                        219   85,101       0.1%
    MCH Group AG                                                     12      807       0.0%
    Metall Zug AG                                                    19   61,054       0.0%
#*  Meyer Burger Technology AG                                    5,000   16,338       0.0%
    Mobilezone Holding AG                                         2,585   38,410       0.0%
    Mobimo Holding AG                                               590  141,964       0.1%
    OC Oerlikon Corp. AG                                         12,397  116,544       0.1%
*   Orascom Development Holding AG                                  935    5,604       0.0%
    Orior AG                                                        485   39,211       0.0%
    Panalpina Welttransport Holding AG                              762   98,850       0.1%
    Phoenix Mecano AG                                                50   25,588       0.0%
    Plazza AG                                                        84   19,972       0.0%
    PSP Swiss Property AG                                         2,405  215,196       0.1%
    Rieter Holding AG                                               282   53,555       0.0%
    Romande Energie Holding SA                                       27   33,217       0.0%
*   Schmolz + Bickenbach AG                                      47,389   31,080       0.0%
    Schweiter Technologies AG                                        84   90,503       0.1%
    SFS Group AG                                                    805   60,648       0.0%
    Siegfried Holding AG                                            420   86,369       0.1%
    St Galler Kantonalbank AG                                       198   74,319       0.1%
    Straumann Holding AG                                            431  161,707       0.1%
    Sulzer AG                                                     1,065  104,882       0.1%
    Sunrise Communications Group AG                               1,121   76,593       0.1%
    Swiss Prime Site AG                                           2,451  203,284       0.1%
    Swissquote Group Holding SA                                     538   15,290       0.0%
    Tamedia AG                                                      249   40,662       0.0%
    Tecan Group AG                                                  666  109,744       0.1%
    Temenos Group AG                                              3,300  213,119       0.1%
    U-Blox AG                                                       460   86,952       0.1%
    Valiant Holding AG                                            1,182  112,063       0.1%
    Valora Holding AG                                               199   57,822       0.0%
    Vaudoise Assurances Holding SA                                   75   36,475       0.0%
    Vetropack Holding AG                                             17   27,885       0.0%
*   Von Roll Holding AG                                           1,435      973       0.0%
    Vontobel Holding AG                                           1,933   94,653       0.1%
    VP Bank AG                                                      130   12,762       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWITZERLAND -- (Continued)
    VZ Holding AG                                                    198 $   58,570       0.0%
    Walliser Kantonalbank                                            150     11,367       0.0%
    Warteck Invest AG                                                  8     15,045       0.0%
    Ypsomed Holding AG                                               227     43,344       0.0%
*   Zehnder Group AG                                                 620     25,763       0.0%
    Zug Estates Holding AG Class B                                    12     20,050       0.0%
    Zuger Kantonalbank AG                                              8     39,980       0.0%
                                                                         ----------       ---
TOTAL SWITZERLAND                                                         7,465,797       4.9%
                                                                         ----------       ---
UNITED KINGDOM -- (14.7%)
    4imprint Group P.L.C.                                          1,234     24,911       0.0%
    888 Holdings P.L.C.                                           11,036     29,391       0.0%
    A.G. Barr P.L.C.                                               6,780     39,085       0.0%
    AA P.L.C.                                                     34,462    107,785       0.1%
    Aberdeen Asset Management P.L.C.                              17,457     68,285       0.1%
    Acacia Mining P.L.C.                                          12,404     78,754       0.1%
*   Afren P.L.C.                                                  57,931         --       0.0%
    Aggreko P.L.C.                                                10,434    102,019       0.1%
*   Aldermore Group P.L.C.                                         8,607     18,180       0.0%
    Amec Foster Wheeler P.L.C.                                    39,252    214,155       0.1%
    Anglo Pacific Group P.L.C.                                    11,773     17,773       0.0%
    Anglo-Eastern Plantations P.L.C.                                 186      1,253       0.0%
    Arrow Global Group P.L.C.                                     12,003     43,943       0.0%
    Ashmore Group P.L.C.                                          29,843    128,162       0.1%
    Auto Trader Group P.L.C.                                      20,907     95,785       0.1%
    AVEVA Group P.L.C.                                             1,910     43,005       0.0%
    Avon Rubber P.L.C.                                             2,354     28,566       0.0%
    B&M European Value Retail SA                                  11,807     33,898       0.0%
    Balfour Beatty P.L.C.                                         66,838    221,602       0.2%
    BBA Aviation P.L.C.                                           67,499    213,433       0.1%
    Beazley P.L.C.                                                34,508    153,650       0.1%
    Bellway P.L.C.                                                16,246    470,130       0.3%
    Berendsen P.L.C.                                              11,728    138,403       0.1%
    BGEO Group P.L.C.                                              2,711     97,952       0.1%
    Bloomsbury Publishing P.L.C.                                   3,174      5,883       0.0%
    Bodycote P.L.C.                                               15,918    115,364       0.1%
    Booker Group P.L.C.                                          106,110    232,727       0.2%
    Bovis Homes Group P.L.C.                                      11,745    108,744       0.1%
    Brammer P.L.C.                                                10,209     13,019       0.0%
    Brewin Dolphin Holdings P.L.C.                                32,068    102,023       0.1%
    Britvic P.L.C.                                                17,591    119,350       0.1%
*   BTG P.L.C.                                                    20,985    168,866       0.1%
*   Cairn Energy P.L.C.                                           56,086    139,439       0.1%
    Cambian Group P.L.C.                                           1,788      2,679       0.0%
    Cape P.L.C.                                                    6,374     16,216       0.0%
    Capital & Counties Properties P.L.C.                          42,570    150,116       0.1%
    Card Factory P.L.C.                                           13,176     40,945       0.0%
    Carillion P.L.C.                                              52,568    161,091       0.1%
    Castings P.L.C.                                                4,744     25,112       0.0%
    Centamin P.L.C.                                               92,292    178,759       0.1%
*   Chemring Group P.L.C.                                         15,933     28,269       0.0%
    Chesnara P.L.C.                                                6,348     24,733       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Cineworld Group P.L.C.                                        14,166 $ 93,544       0.1%
*   Circassia Pharmaceuticals P.L.C.                              12,752   12,680       0.0%
#   Clarkson P.L.C.                                                1,711   40,756       0.0%
    Close Brothers Group P.L.C.                                   13,969  226,680       0.2%
*   CLS Holdings P.L.C.                                            1,068   20,308       0.0%
    Cobham P.L.C.                                                 91,657  159,918       0.1%
    Communisis P.L.C.                                              4,956    2,184       0.0%
    Computacenter P.L.C.                                           5,283   46,954       0.0%
    Connect Group P.L.C.                                          19,192   32,202       0.0%
    Consort Medical P.L.C.                                         3,252   45,469       0.0%
    Costain Group P.L.C.                                           4,524   20,492       0.0%
    Countrywide P.L.C.                                             6,154   13,504       0.0%
    Cranswick P.L.C.                                               6,423  166,487       0.1%
    Crest Nicholson Holdings P.L.C.                               11,777   58,533       0.0%
    Daejan Holdings P.L.C.                                           745   49,619       0.0%
    Daily Mail & General Trust P.L.C. Class A                     20,941  192,210       0.1%
    Dairy Crest Group P.L.C.                                      14,707  109,759       0.1%
    De La Rue P.L.C.                                               9,274   64,953       0.0%
    Debenhams P.L.C.                                             107,504   70,604       0.1%
    Dechra Pharmaceuticals P.L.C.                                  4,897   80,588       0.1%
    Devro P.L.C.                                                  20,658   57,415       0.0%
*   Dialight P.L.C.                                                1,573   13,459       0.0%
    Dignity P.L.C.                                                 4,062  131,738       0.1%
    Diploma P.L.C.                                                15,966  182,967       0.1%
    Domino's Pizza Group P.L.C.                                   31,038  129,052       0.1%
    Drax Group P.L.C.                                             39,332  152,397       0.1%
    DS Smith P.L.C.                                               75,229  366,831       0.2%
    Dunelm Group P.L.C.                                            3,275   30,330       0.0%
    E2V Technologies P.L.C.                                        8,031   21,263       0.0%
    Electrocomponents P.L.C.                                      60,780  276,894       0.2%
    Elementis P.L.C.                                              41,604  121,337       0.1%
*   EnQuest P.L.C.(BYM5538)                                       23,601    1,156       0.0%
#*  EnQuest P.L.C.(B635TG2)                                       53,104   17,507       0.0%
*   Enterprise Inns P.L.C.                                        42,171   47,582       0.0%
    Essentra P.L.C.                                               14,785   92,151       0.1%
    esure Group P.L.C.                                            19,941   66,262       0.1%
    Euromoney Institutional Investor P.L.C.                        5,411   68,984       0.1%
*   Evraz P.L.C.                                                  23,503   58,927       0.0%
    FDM Group Holdings P.L.C.                                        579    4,171       0.0%
    Fenner P.L.C.                                                 23,988   64,287       0.0%
*   Ferrexpo P.L.C.                                               14,004   17,237       0.0%
    Fidessa Group P.L.C.                                           3,229   97,101       0.1%
*   Findel P.L.C.                                                  2,049    5,311       0.0%
*   Firstgroup P.L.C.                                             95,248  127,579       0.1%
*   Flybe Group P.L.C.                                             9,733    4,364       0.0%
    Foxtons Group P.L.C.                                          12,557   16,448       0.0%
    Fuller Smith & Turner P.L.C. Class A                           3,070   39,130       0.0%
*   Future P.L.C.                                                 13,448    1,415       0.0%
    Galliford Try P.L.C.                                           6,258   93,814       0.1%
    Games Workshop Group P.L.C.                                      510    3,551       0.0%
    Gem Diamonds, Ltd.                                             5,200    7,393       0.0%
    Genus P.L.C.                                                   7,654  175,793       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Go-Ahead Group P.L.C.                                          5,033 $127,653       0.1%
    Grafton Group P.L.C.                                          15,253   92,646       0.1%
    Grainger P.L.C.                                               38,356  103,835       0.1%
    Greencore Group P.L.C.                                        55,479  223,880       0.2%
    Greene King P.L.C.                                            24,689  220,854       0.2%
    Greggs P.L.C.                                                  4,959   57,964       0.0%
    GVC Holdings P.L.C.                                           12,728  108,436       0.1%
    Halfords Group P.L.C.                                         14,519   60,359       0.0%
    Halma P.L.C.                                                  26,320  336,946       0.2%
    Hays P.L.C.                                                  176,101  294,132       0.2%
    Headlam Group P.L.C.                                           6,224   37,528       0.0%
    Helical P.L.C.                                                 9,778   31,648       0.0%
    Henderson Group P.L.C.                                        72,990  206,514       0.1%
    Henry Boot P.L.C.                                              3,595    8,618       0.0%
    Hill & Smith Holdings P.L.C.                                   9,715  119,521       0.1%
    Hilton Food Group P.L.C.                                       2,753   20,383       0.0%
    Hiscox, Ltd.                                                  18,950  236,629       0.2%
    Hochschild Mining P.L.C.                                      22,160   72,237       0.1%
    HomeServe P.L.C.                                              15,375  114,790       0.1%
    Howden Joinery Group P.L.C.                                   67,615  309,619       0.2%
    Hunting P.L.C.                                                19,530  120,024       0.1%
    Huntsworth P.L.C.                                              6,947    3,536       0.0%
    ICAP P.L.C.                                                   34,293  203,339       0.1%
    IG Group Holdings P.L.C.                                      21,847  220,615       0.2%
*   Imagination Technologies Group P.L.C.                         20,586   56,928       0.0%
    IMI P.L.C.                                                     4,833   58,704       0.0%
    Inchcape P.L.C.                                               29,062  231,064       0.2%
    Indivior P.L.C.                                               38,758  148,858       0.1%
    Informa P.L.C.                                                 7,490   61,621       0.0%
    Intermediate Capital Group P.L.C.                             15,943  118,093       0.1%
*   International Ferro Metals, Ltd.                               5,038       10       0.0%
    International Personal Finance P.L.C.                         19,163   69,025       0.1%
    Interserve P.L.C.                                             12,729   52,884       0.0%
*   IP Group P.L.C.                                               26,402   48,684       0.0%
    ITE Group P.L.C.                                              26,658   47,204       0.0%
    J D Wetherspoon P.L.C.                                        11,856  126,225       0.1%
    James Fisher & Sons P.L.C.                                     5,019   99,321       0.1%
    Jardine Lloyd Thompson Group P.L.C.                           16,523  208,122       0.1%
    JD Sports Fashion P.L.C.                                       2,521   46,871       0.0%
    John Laing Group P.L.C.                                        1,590    5,261       0.0%
    John Menzies P.L.C.                                            5,973   36,340       0.0%
    John Wood Group P.L.C.                                        26,138  245,676       0.2%
    JRP Group P.L.C.                                               8,784   12,993       0.0%
    Jupiter Fund Management P.L.C.                                23,629  124,586       0.1%
*   KAZ Minerals P.L.C.                                           22,228   77,642       0.1%
    KCOM Group P.L.C.                                             62,515   90,114       0.1%
    Keller Group P.L.C.                                            7,090   59,020       0.0%
    Kier Group P.L.C.                                             12,057  200,502       0.1%
    Ladbrokes P.L.C.                                              55,207   90,134       0.1%
    Laird P.L.C.                                                  22,549   39,942       0.0%
*   Lamprell P.L.C.                                               23,029   20,693       0.0%
    Lancashire Holdings, Ltd.                                     16,003  136,462       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Lavendon Group P.L.C.                                         13,556 $ 20,534       0.0%
*   Lonmin P.L.C.                                                 19,216   44,805       0.0%
    Lookers P.L.C.                                                23,097   29,137       0.0%
    Low & Bonar P.L.C.                                            24,496   21,175       0.0%
    LSL Property Services P.L.C.                                   4,553   10,804       0.0%
    Macfarlane Group P.L.C.                                        6,000    3,929       0.0%
    Man Group P.L.C.                                             121,260  184,865       0.1%
*   Management Consulting Group P.L.C.                            25,424    6,453       0.0%
    Marshalls P.L.C.                                              15,859   53,259       0.0%
    Marston's P.L.C.                                              52,996   86,682       0.1%
    McBride P.L.C.                                                13,482   31,070       0.0%
    Mears Group P.L.C.                                             7,017   38,717       0.0%
    Meggitt P.L.C.                                                10,794   57,424       0.0%
    Melrose Industries P.L.C.                                    126,503  261,064       0.2%
    Micro Focus International P.L.C.                              10,337  270,680       0.2%
    Millennium & Copthorne Hotels P.L.C.                          11,641   63,833       0.0%
    Mitchells & Butlers P.L.C.                                    20,946   71,389       0.1%
    Mitie Group P.L.C.                                            43,453  111,671       0.1%
    Moneysupermarket.com Group P.L.C.                             22,488   72,002       0.1%
    Morgan Advanced Materials P.L.C.                              35,256  117,401       0.1%
    Morgan Sindall Group P.L.C.                                    2,559   22,546       0.0%
*   Mothercare P.L.C.                                              6,281    8,240       0.0%
    N Brown Group P.L.C.                                          12,078   28,202       0.0%
    National Express Group P.L.C.                                 50,090  225,020       0.2%
    NCC Group P.L.C.                                              13,259   30,793       0.0%
*   New World Resources P.L.C. Class A                             1,390        3       0.0%
    Northgate P.L.C.                                              12,846   65,970       0.1%
    Novae Group P.L.C.                                             5,019   49,576       0.0%
*   Ocado Group P.L.C.                                             8,719   29,294       0.0%
    OneSavings Bank P.L.C.                                         9,494   33,647       0.0%
*   Ophir Energy P.L.C.                                           52,681   44,477       0.0%
    Oxford Instruments P.L.C.                                      4,836   40,008       0.0%
    Pagegroup P.L.C.                                              16,361   72,446       0.1%
    Paragon Group of Cos. P.L.C. (The)                             7,718   31,304       0.0%
    PayPoint P.L.C.                                                3,824   50,364       0.0%
*   Paysafe Group P.L.C.                                          19,195  101,457       0.1%
    Pendragon P.L.C.                                             128,518   47,192       0.0%
    Pennon Group P.L.C.                                           28,152  287,312       0.2%
    Petra Diamonds, Ltd.                                          64,875  120,784       0.1%
    Petrofac, Ltd.                                                 8,426   82,984       0.1%
*   Petropavlovsk P.L.C.                                         187,340   18,858       0.0%
    Pets at Home Group P.L.C.                                     17,667   46,164       0.0%
    Phoenix Group Holdings                                        17,451  155,896       0.1%
    Photo-Me International P.L.C.                                 24,662   45,697       0.0%
    Playtech P.L.C.                                               13,547  153,665       0.1%
    Polypipe Group P.L.C.                                          5,036   15,528       0.0%
    Porvair P.L.C.                                                 1,772    8,025       0.0%
*   Premier Foods P.L.C.                                          58,728   32,716       0.0%
*   Premier Oil P.L.C.                                            47,354   38,131       0.0%
*   Punch Taverns P.L.C.                                           2,054    2,673       0.0%
*   PureTech Health P.L.C.                                         6,937   11,654       0.0%
    PZ Cussons P.L.C.                                             19,655   80,461       0.1%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
UNITED KINGDOM -- (Continued)
    QinetiQ Group P.L.C.                                         35,800 $100,818       0.1%
    Rank Group P.L.C.                                             8,059   19,037       0.0%
    Rathbone Brothers P.L.C.                                      4,522   98,707       0.1%
*   Raven Russia, Ltd.                                           13,465    6,412       0.0%
    Redrow P.L.C.                                                19,936   92,600       0.1%
    Regus P.L.C.                                                 40,642  123,645       0.1%
    Renishaw P.L.C.                                               4,554  143,545       0.1%
    Rentokil Initial P.L.C.                                      94,387  263,276       0.2%
    Restaurant Group P.L.C. (The)                                13,865   63,604       0.0%
    Ricardo P.L.C.                                                3,538   40,127       0.0%
    Rightmove P.L.C.                                              6,175  281,871       0.2%
    RM P.L.C.                                                     5,224    7,995       0.0%
    Robert Walters P.L.C.                                             3       13       0.0%
    Rotork P.L.C.                                                85,396  213,042       0.1%
    RPC Group P.L.C.                                             33,960  393,817       0.3%
    RPS Group P.L.C.                                             23,564   48,510       0.0%
    Saga P.L.C.                                                   3,570    8,659       0.0%
    Savills P.L.C.                                               11,250   95,428       0.1%
    SDL P.L.C.                                                    6,280   33,326       0.0%
    Senior P.L.C.                                                44,430   94,684       0.1%
    Sepura P.L.C.                                                 2,544      467       0.0%
*   Serco Group P.L.C.                                           17,355   29,065       0.0%
    Servelec Group P.L.C.                                         2,242    6,322       0.0%
    Severfield P.L.C.                                             6,026    4,242       0.0%
    Shanks Group P.L.C.                                          42,387   46,550       0.0%
    SIG P.L.C.                                                   47,128   63,750       0.0%
    Soco International P.L.C.                                    14,452   24,390       0.0%
    Spectris P.L.C.                                              13,654  341,876       0.2%
    Speedy Hire P.L.C.                                           25,705   11,985       0.0%
    Spirax-Sarco Engineering P.L.C.                               4,752  256,223       0.2%
    Spire Healthcare Group P.L.C.                                 1,986    9,025       0.0%
    Spirent Communications P.L.C.                                70,071   70,703       0.1%
#*  Sports Direct International P.L.C.                            4,590   15,520       0.0%
    SSP Group P.L.C.                                             18,871   78,418       0.1%
    St. Ives P.L.C.                                               3,000    4,909       0.0%
    St. Modwen Properties P.L.C.                                 22,440   75,105       0.1%
    Stagecoach Group P.L.C.                                      22,281   53,899       0.0%
    Sthree P.L.C.                                                 8,744   25,591       0.0%
    Stobart Group, Ltd.                                           7,753   15,371       0.0%
    Stock Spirits Group P.L.C.                                    8,910   17,239       0.0%
    SuperGroup P.L.C.                                             3,746   61,648       0.0%
    Synthomer P.L.C.                                             30,421  132,966       0.1%
    T Clarke P.L.C.                                               3,989    3,057       0.0%
    TalkTalk Telecom Group P.L.C.                                32,034   79,791       0.1%
    Tarsus Group P.L.C.                                           4,955   15,575       0.0%
    Tate & Lyle P.L.C.                                           31,613  301,492       0.2%
    Ted Baker P.L.C.                                              2,846   86,164       0.1%
    Telecom Plus P.L.C.                                           4,485   64,944       0.0%
*   Thomas Cook Group P.L.C.                                     57,015   48,448       0.0%
    Topps Tiles P.L.C.                                           10,400   11,634       0.0%
    Trinity Mirror P.L.C.                                        25,964   25,819       0.0%
    TT Electronics P.L.C.                                        10,027   16,968       0.0%

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    Tullett Prebon P.L.C.                                         20,545 $     89,235       0.1%
#*  Tullow Oil P.L.C.                                             76,569      247,221       0.2%
    U & I Group P.L.C.                                            12,900       24,855       0.0%
    UBM P.L.C.                                                    26,254      230,509       0.2%
    UDG Healthcare P.L.C.                                         19,119      152,794       0.1%
    Ultra Electronics Holdings P.L.C.                              6,356      144,419       0.1%
    UNITE Group P.L.C. (The)                                      30,805      208,666       0.1%
*   Vectura Group P.L.C.                                          48,154       79,719       0.1%
    Vedanta Resources P.L.C.                                       8,318       72,679       0.1%
    Vesuvius P.L.C.                                               18,829       84,043       0.1%
    Victrex P.L.C.                                                 8,410      180,092       0.1%
    Virgin Money Holdings UK P.L.C.                               16,691       67,196       0.1%
    Vitec Group P.L.C. (The)                                       2,000       15,269       0.0%
*   Volex P.L.C.                                                   1,534          731       0.0%
    Volution Group P.L.C.                                          1,918        3,923       0.0%
    Weir Group P.L.C. (The)                                       13,984      290,487       0.2%
    WH Smith P.L.C.                                                7,855      141,386       0.1%
    William Hill P.L.C.                                           53,746      194,424       0.1%
    Wilmington P.L.C.                                              6,879       22,002       0.0%
    Wincanton P.L.C.                                              11,886       27,872       0.0%
*   Wizz Air Holdings P.L.C.                                         622       11,486       0.0%
    WS Atkins P.L.C.                                               8,941      165,224       0.1%
    Xaar P.L.C.                                                   10,372       53,280       0.0%
    XP Power, Ltd.                                                   132        2,751       0.0%
    Zoopla Property Group P.L.C.                                  15,077       56,210       0.0%
                                                                         ------------      ----
TOTAL UNITED KINGDOM                                                       24,082,156      15.9%
                                                                         ------------      ----
UNITED STATES -- (0.0%)
*   Diebold, Inc.                                                    725       15,912       0.0%
    Vail Resorts, Inc.                                               350       55,846       0.0%
                                                                         ------------      ----
TOTAL UNITED STATES                                                            71,758       0.0%
                                                                         ------------      ----
TOTAL COMMON STOCKS                                                       149,246,506      98.7%
                                                                         ------------      ----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
    Biotest AG                                                     1,086       15,124       0.0%
    Draegerwerk AG & Co. KGaA                                        537       38,351       0.0%
    Fuchs Petrolub SE                                              3,680      164,713       0.1%
    Jungheinrich AG                                                3,600      113,659       0.1%
    Sartorius AG                                                   1,804      142,005       0.1%
    Sixt SE                                                        1,265       56,478       0.1%
    STO SE & Co. KGaA                                                 74        8,869       0.0%
                                                                         ------------      ----
TOTAL GERMANY                                                                 539,199       0.4%
                                                                         ------------      ----
UNITED KINGDOM -- (0.0%)
    McBride P.L.C.                                               323,568          396       0.0%
                                                                         ------------      ----
TOTAL PREFERRED STOCKS                                                        539,595       0.4%
                                                                         ------------      ----

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                  --------- ------------ ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    APN News & Media, Ltd. Rights 11/17/16                           5,411 $      1,153        0.0%
*    Tox Free Solutions, Ltd. Rights 11/18/16                         2,275           --        0.0%
                                                                            ------------      -----
TOTAL AUSTRALIA                                                                    1,153        0.0%
                                                                            ------------      -----
AUSTRIA -- (0.0%)
*    Intercell AG Rights                                              2,073           --        0.0%
                                                                            ------------      -----
NEW ZEALAND -- (0.0%)
*    Restaurant Brands New Zealand, Ltd. Rights 11/16/16              1,856           --        0.0%
                                                                            ------------      -----
SPAIN -- (0.0%)
*    Papeles y Cartones de Europa S.A. Rights 11/14/16                2,989          600        0.0%
                                                                            ------------      -----
SWEDEN -- (0.0%)
*    Sagax AB                                                         4,140           --        0.0%
                                                                            ------------      -----
UNITED KINGDOM -- (0.0%)
*    Phoenix Group Holdings Rights 11/08/16                          10,180       27,661        0.0%
*    Shanks Group P.L.C. Rights 11/09/16                             15,895        6,129        0.0%
                                                                            ------------      -----
TOTAL UNITED KINGDOM                                                              33,790        0.0%
                                                                            ------------      -----
TOTAL RIGHTS/WARRANTS                                                             35,543        0.0%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  149,821,644
                                                                            ------------

                                                                               VALUE+
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@ DFA Short Term Investment Fund                               1,166,019   13,493,176        8.9%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $161,706,457)                           $163,314,820      108.0%
                                                                            ============      =====

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia                                      -- $ 10,355,604   --    $ 10,355,604
   Austria                                        --    2,049,510   --       2,049,510
   Belgium                                        --    2,667,399   --       2,667,399
   Canada                                $14,506,944           79   --      14,507,023
   China                                          --       61,926   --          61,926
   Denmark                                        --    2,710,434   --       2,710,434
   Finland                                        --    4,012,938   --       4,012,938
   France                                         --    7,307,427   --       7,307,427
   Germany                                    39,874    9,050,684   --       9,090,558
   Hong Kong                                  18,509    4,723,414   --       4,741,923
   Ireland                                        --      730,251   --         730,251
   Israel                                     20,727    1,030,545   --       1,051,272
   Italy                                          --    5,542,513   --       5,542,513
   Japan                                      85,149   35,714,920   --      35,800,069
   Netherlands                                    --    2,868,575   --       2,868,575
   New Zealand                                24,542    1,872,974   --       1,897,516
   Norway                                         --    1,592,606   --       1,592,606
   Portugal                                       --      435,817   --         435,817
   Singapore                                      --    1,969,370   --       1,969,370
   Spain                                          --    3,125,219   --       3,125,219
   Sweden                                         --    5,108,845   --       5,108,845
   Switzerland                                    --    7,465,797   --       7,465,797
   United Kingdom                                 --   24,082,156   --      24,082,156
   United States                              55,846       15,912   --          71,758
Preferred Stocks
   Germany                                        --      539,199   --         539,199
   United Kingdom                                 --          396   --             396
Rights/Warrants
   Australia                                      --        1,153   --           1,153
   Austria                                        --           --   --              --
   New Zealand                                    --           --   --              --
   Spain                                          --          600   --             600
   Sweden                                         --           --   --              --
   United Kingdom                                 --       33,790   --          33,790
Securities Lending Collateral                     --   13,493,176   --      13,493,176
                                         ----------- ------------   --    ------------
TOTAL                                    $14,751,591 $148,563,229   --    $163,314,820
                                         =========== ============   ==    ============

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (88.0%)
Consumer Discretionary -- (18.8%)
    Advance Auto Parts, Inc.                                      15,210 $ 2,130,617       0.2%
*   Amazon.com, Inc.                                              47,194  37,274,765       3.4%
*   AMC Networks, Inc. Class A                                    11,859     580,261       0.1%
    Aramark                                                       63,200   2,352,936       0.2%
    Bed Bath & Beyond, Inc.                                        2,978     120,371       0.0%
    Brunswick Corp.                                                5,070     220,545       0.0%
*   Burlington Stores, Inc.                                       18,235   1,366,531       0.1%
#*  CarMax, Inc.                                                  30,192   1,507,788       0.1%
    Carter's, Inc.                                                15,796   1,363,827       0.1%
    CBS Corp. Class A                                                500      28,635       0.0%
    CBS Corp. Class B                                             35,541   2,012,331       0.2%
#*  Chipotle Mexican Grill, Inc.                                   1,512     545,469       0.1%
    Cinemark Holdings, Inc.                                       13,423     534,235       0.1%
    Coach, Inc.                                                   41,866   1,502,571       0.1%
#   Darden Restaurants, Inc.                                      43,928   2,846,095       0.3%
    Delphi Automotive P.L.C.                                      31,558   2,053,479       0.2%
#*  Discovery Communications, Inc. Class A                        10,017     261,544       0.0%
#*  Discovery Communications, Inc. Class C                        16,354     410,649       0.0%
*   DISH Network Corp. Class A                                    15,878     929,816       0.1%
    Dollar General Corp.                                          40,468   2,795,934       0.3%
#*  Dollar Tree, Inc.                                             26,138   1,974,726       0.2%
#   Dunkin' Brands Group, Inc.                                     5,171     250,070       0.0%
    Foot Locker, Inc.                                             17,785   1,187,504       0.1%
#*  Fossil Group, Inc.                                             4,188     114,207       0.0%
#   Gap, Inc. (The)                                              121,240   3,345,012       0.3%
    Genuine Parts Co.                                             30,063   2,723,407       0.2%
#   Hanesbrands, Inc.                                             47,194   1,212,886       0.1%
#   Harley-Davidson, Inc.                                         88,754   5,060,753       0.5%
    Hasbro, Inc.                                                  36,024   3,004,762       0.3%
    Home Depot, Inc. (The)                                       226,513  27,636,851       2.5%
    Interpublic Group of Cos., Inc. (The)                        157,277   3,521,432       0.3%
#   Las Vegas Sands Corp.                                         43,654   2,526,693       0.2%
    Leggett & Platt, Inc.                                         46,052   2,112,866       0.2%
#*  Live Nation Entertainment, Inc.                               34,385     951,433       0.1%
    Lowe's Cos., Inc.                                            150,027   9,999,300       0.9%
#*  Lululemon Athletica, Inc.                                      9,206     527,043       0.1%
    Marriott International, Inc. Class A                          23,110   1,587,657       0.1%
#   Mattel, Inc.                                                  76,314   2,406,180       0.2%
    McDonald's Corp.                                             137,103  15,433,685       1.4%
#*  Michael Kors Holdings, Ltd.                                   76,870   3,903,459       0.4%
    NIKE, Inc. Class B                                            59,436   2,982,498       0.3%
#   Nordstrom, Inc.                                               61,859   3,216,668       0.3%
*   NVR, Inc.                                                      1,301   1,981,423       0.2%
*   O'Reilly Automotive, Inc.                                     17,670   4,672,655       0.4%
#   Omnicom Group, Inc.                                           66,550   5,312,021       0.5%
#*  Panera Bread Co. Class A                                       8,139   1,552,596       0.1%
#   Polaris Industries, Inc.                                      25,316   1,939,459       0.2%
*   Priceline Group, Inc. (The)                                    2,754   4,060,029       0.4%
    Ross Stores, Inc.                                             63,156   3,949,776       0.4%
#   Scripps Networks Interactive, Inc. Class A                    29,669   1,909,497       0.2%
#   Service Corp. International                                   60,215   1,541,504       0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#*  ServiceMaster Global Holdings, Inc.                           58,850 $  2,106,241       0.2%
#   Six Flags Entertainment Corp.                                  5,886      327,556       0.0%
#*  Skechers U.S.A., Inc. Class A                                 10,400      218,712       0.0%
    Starbucks Corp.                                              213,798   11,346,260       1.0%
#   Target Corp.                                                  60,421    4,152,735       0.4%
#*  Tempur Sealy International, Inc.                              14,766      798,398       0.1%
#   Tiffany & Co.                                                  1,368      100,439       0.0%
    TJX Cos., Inc. (The)                                         109,002    8,038,897       0.7%
#   Tractor Supply Co.                                            18,451    1,155,586       0.1%
    Twenty-First Century Fox, Inc. Class A                         3,751       98,539       0.0%
*   Ulta Salon Cosmetics & Fragrance, Inc.                        10,158    2,471,848       0.2%
*   Under Armour, Inc. Class C                                     4,225      109,258       0.0%
    Vail Resorts, Inc.                                            15,682    2,500,338       0.2%
    VF Corp.                                                      18,530    1,004,511       0.1%
#   Viacom, Inc. Class A                                           3,827      161,882       0.0%
    Viacom, Inc. Class B                                          72,357    2,717,729       0.2%
    Walt Disney Co. (The)                                        107,926   10,003,661       0.9%
#   Williams-Sonoma, Inc.                                         20,148      931,241       0.1%
#   Wyndham Worldwide Corp.                                       42,161    2,775,880       0.3%
    Wynn Resorts, Ltd.                                               995       94,077       0.0%
    Yum! Brands, Inc.                                             12,200    1,052,616       0.1%
                                                                         ------------      ----
Total Consumer Discretionary                                              235,602,855      21.4%
                                                                         ------------      ----
Consumer Staples -- (10.6%)
    Altria Group, Inc.                                           343,479   22,710,831       2.1%
#*  Blue Buffalo Pet Products, Inc.                               40,554    1,018,716       0.1%
    Brown-Forman Corp. Class A                                     2,036       98,746       0.0%
#   Brown-Forman Corp. Class B                                    30,162    1,392,580       0.1%
#   Campbell Soup Co.                                             60,328    3,278,224       0.3%
#   Casey's General Stores, Inc.                                  14,928    1,686,715       0.2%
    Church & Dwight Co., Inc.                                     36,440    1,758,594       0.2%
#   Clorox Co. (The)                                              43,477    5,218,110       0.5%
    Coca-Cola Co. (The)                                          478,286   20,279,326       1.8%
    Costco Wholesale Corp.                                        47,799    7,068,038       0.6%
*   Coty, Inc. Class A                                            22,471      516,608       0.1%
    Dr Pepper Snapple Group, Inc.                                 54,761    4,807,468       0.4%
    Estee Lauder Cos., Inc. (The) Class A                         18,952    1,651,288       0.2%
#   Flowers Foods, Inc.                                           22,726      352,708       0.0%
    General Mills, Inc.                                           93,166    5,774,429       0.5%
#*  Herbalife, Ltd.                                               34,044    2,065,790       0.2%
    Hershey Co. (The)                                             15,374    1,575,220       0.1%
#   Hormel Foods Corp.                                            35,023    1,348,386       0.1%
    Ingredion, Inc.                                               16,397    2,150,794       0.2%
    Kellogg Co.                                                   26,771    2,011,305       0.2%
    Kimberly-Clark Corp.                                          25,845    2,956,926       0.3%
    Kroger Co. (The)                                             124,715    3,863,671       0.4%
#   McCormick & Co., Inc. Non-Voting                              19,105    1,831,596       0.2%
#   McCormick & Co., Inc. Voting                                     600       57,288       0.0%
#   Mead Johnson Nutrition Co.                                     1,568      117,239       0.0%
*   Monster Beverage Corp.                                         7,700    1,111,418       0.1%
    PepsiCo, Inc.                                                252,123   27,027,586       2.5%
#   Pilgrim's Pride Corp.                                         60,125    1,313,130       0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
    Reynolds American, Inc.                                        2,627 $    144,695       0.0%
*   Rite Aid Corp.                                               233,046    1,563,739       0.1%
#   Spectrum Brands Holdings, Inc.                                10,201    1,379,583       0.1%
#*  Sprouts Farmers Market, Inc.                                  18,645      412,987       0.0%
    Sysco Corp.                                                   42,909    2,064,781       0.2%
    Wal-Mart Stores, Inc.                                         19,711    1,380,164       0.1%
*   WhiteWave Foods Co. (The)                                      9,191      500,818       0.0%
#   Whole Foods Market, Inc.                                         900       25,461       0.0%
                                                                         ------------      ----
Total Consumer Staples                                                    132,514,958      12.0%
                                                                         ------------      ----
Energy -- (0.3%)
#   Core Laboratories NV                                          10,938    1,060,658       0.1%
#   ONEOK, Inc.                                                   60,679    2,938,684       0.3%
                                                                         ------------      ----
Total Energy                                                                3,999,342       0.4%
                                                                         ------------      ----
Financials -- (2.2%)
    American Express Co.                                           1,766      117,298       0.0%
    Aon P.L.C.                                                    32,875    3,643,536       0.3%
    CBOE Holdings, Inc.                                           34,810    2,200,340       0.2%
#*  Credit Acceptance Corp.                                        3,718      684,484       0.1%
#   Eaton Vance Corp.                                             32,957    1,155,472       0.1%
#   Erie Indemnity Co. Class A                                    15,107    1,546,806       0.1%
#   FactSet Research Systems, Inc.                                13,054    2,019,715       0.2%
    MarketAxess Holdings, Inc.                                     4,781      720,784       0.1%
    Marsh & McLennan Cos., Inc.                                   71,753    4,548,423       0.4%
    MSCI, Inc.                                                    40,997    3,287,549       0.3%
    S&P Global, Inc.                                              40,373    4,919,450       0.4%
    SEI Investments Co.                                           15,610      691,991       0.1%
#   T Rowe Price Group, Inc.                                      27,749    1,776,213       0.2%
    TD Ameritrade Holding Corp.                                    4,684      160,240       0.0%
                                                                         ------------      ----
Total Financials                                                           27,472,301       2.5%
                                                                         ------------      ----
Health Care -- (12.3%)
    AbbVie, Inc.                                                 291,167   16,241,295       1.5%
#   AmerisourceBergen Corp.                                       13,571      954,313       0.1%
    Amgen, Inc.                                                   78,509   11,082,330       1.0%
    Baxter International, Inc.                                    27,134    1,291,307       0.1%
    Becton Dickinson and Co.                                      20,328    3,413,274       0.3%
*   Biogen, Inc.                                                  37,544   10,519,078       1.0%
    Cardinal Health, Inc.                                         41,999    2,884,911       0.3%
*   Celgene Corp.                                                 86,402    8,828,556       0.8%
#*  Cerner Corp.                                                  19,272    1,128,954       0.1%
    CR Bard, Inc.                                                 12,842    2,782,605       0.3%
*   DaVita, Inc.                                                     182       10,669       0.0%
*   Edwards Lifesciences Corp.                                    35,940    3,422,207       0.3%
    Eli Lilly & Co.                                                  820       60,549       0.0%
    Gilead Sciences, Inc.                                        210,980   15,534,457       1.4%
    HealthSouth Corp.                                             22,702      911,485       0.1%
#*  Henry Schein, Inc.                                            14,262    2,127,890       0.2%
*   Hologic, Inc.                                                 72,100    2,596,321       0.2%
*   Illumina, Inc.                                                 5,040      686,146       0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
#*  Incyte Corp.                                                  17,067 $  1,484,317       0.1%
*   Jazz Pharmaceuticals P.L.C.                                    1,810      198,141       0.0%
    Johnson & Johnson                                            304,233   35,287,986       3.2%
    McKesson Corp.                                                32,870    4,180,078       0.4%
    Merck & Co., Inc.                                             63,802    3,746,453       0.3%
#*  Mettler-Toledo International, Inc.                             8,848    3,575,300       0.3%
*   Mylan NV                                                         121        4,417       0.0%
#*  Regeneron Pharmaceuticals, Inc.                                2,555      881,526       0.1%
#   ResMed, Inc.                                                  16,286      973,414       0.1%
#*  Taro Pharmaceutical Industries, Ltd.                           3,871      392,945       0.0%
#*  Team Health Holdings, Inc.                                    11,942      511,715       0.0%
#*  United Therapeutics Corp.                                        657       78,886       0.0%
    UnitedHealth Group, Inc.                                      79,202   11,193,619       1.0%
#*  Varian Medical Systems, Inc.                                  15,137    1,373,380       0.1%
*   VCA, Inc.                                                     10,935      672,065       0.1%
*   Waters Corp.                                                  10,473    1,457,213       0.1%
    Zoetis, Inc.                                                  65,850    3,147,630       0.3%
                                                                         ------------      ----
Total Health Care                                                         153,635,432      13.9%
                                                                         ------------      ----
Industrials -- (14.5%)
    3M Co.                                                        97,458   16,109,807       1.5%
#   Acuity Brands, Inc.                                            6,206    1,387,475       0.1%
    Allegion P.L.C.                                               26,310    1,679,630       0.2%
    Allison Transmission Holdings, Inc.                           15,723      460,527       0.0%
#   American Airlines Group, Inc.                                102,217    4,150,010       0.4%
#   AO Smith Corp.                                                29,988    1,354,558       0.1%
#   B/E Aerospace, Inc.                                           34,646    2,062,130       0.2%
    Boeing Co. (The)                                              98,585   14,041,462       1.3%
#   BWX Technologies, Inc.                                         4,857      190,491       0.0%
#   CH Robinson Worldwide, Inc.                                   43,201    2,942,852       0.3%
#   Cintas Corp.                                                  36,336    3,875,961       0.4%
*   Copart, Inc.                                                  25,717    1,349,371       0.1%
#   Deere & Co.                                                   40,196    3,549,307       0.3%
    Delta Air Lines, Inc.                                         66,854    2,792,492       0.3%
#   Donaldson Co., Inc.                                           36,656    1,338,677       0.1%
#   Emerson Electric Co.                                         109,897    5,569,580       0.5%
    Equifax, Inc.                                                 26,759    3,317,313       0.3%
#   Expeditors International of Washington, Inc.                  49,897    2,568,199       0.2%
#   Fastenal Co.                                                  71,600    2,790,968       0.3%
#   Flowserve Corp.                                               24,236    1,026,395       0.1%
    General Dynamics Corp.                                        30,450    4,590,033       0.4%
#   Graco, Inc.                                                    6,441      482,431       0.0%
*   HD Supply Holdings, Inc.                                      52,387    1,728,771       0.2%
    HEICO Corp.                                                    1,400       94,584       0.0%
    HEICO Corp. Class A                                            1,877      112,620       0.0%
#   Hexcel Corp.                                                   9,467      430,654       0.0%
    Honeywell International, Inc.                                102,585   11,251,523       1.0%
    Hubbell, Inc.                                                  1,221      127,619       0.0%
    Huntington Ingalls Industries, Inc.                           20,490    3,306,266       0.3%
    IDEX Corp.                                                     9,870      853,163       0.1%
    Illinois Tool Works, Inc.                                     30,273    3,438,105       0.3%
    JB Hunt Transport Services, Inc.                              44,343    3,618,832       0.3%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
    KAR Auction Services, Inc.                                    20,000 $    851,600       0.1%
#   Lennox International, Inc.                                    12,978    1,893,360       0.2%
    Lockheed Martin Corp.                                         44,576   10,982,635       1.0%
    Masco Corp.                                                    4,393      135,656       0.0%
#*  Middleby Corp. (The)                                           9,035    1,012,914       0.1%
    MSC Industrial Direct Co., Inc. Class A                        1,904      138,611       0.0%
    Nielsen Holdings P.L.C.                                       44,798    2,016,806       0.2%
#   Nordson Corp.                                                 16,783    1,680,482       0.2%
    Northrop Grumman Corp.                                        31,079    7,117,091       0.6%
#*  Old Dominion Freight Line, Inc.                                7,755      579,143       0.1%
    Parker-Hannifin Corp.                                          1,053      129,256       0.0%
    Pitney Bowes, Inc.                                            34,856      621,831       0.1%
    Raytheon Co.                                                  33,316    4,551,299       0.4%
    Robert Half International, Inc.                               41,678    1,559,591       0.1%
#   Rockwell Automation, Inc.                                     31,759    3,802,187       0.3%
#   Rockwell Collins, Inc.                                        39,833    3,358,719       0.3%
#   Rollins, Inc.                                                 38,736    1,193,843       0.1%
#*  Sensata Technologies Holding NV                               11,511      411,288       0.0%
#   Snap-on, Inc.                                                  7,946    1,224,479       0.1%
    Toro Co. (The)                                                31,222    1,494,909       0.1%
*   TransUnion                                                     5,513      172,226       0.0%
    United Parcel Service, Inc. Class B                          120,679   13,004,369       1.2%
*   United Rentals, Inc.                                          50,776    3,841,712       0.3%
    United Technologies Corp.                                      2,878      294,132       0.0%
#*  USG Corp.                                                        149        3,752       0.0%
*   Verisk Analytics, Inc.                                        30,455    2,483,605       0.2%
#*  WABCO Holdings, Inc.                                          17,367    1,709,955       0.2%
#   Wabtec Corp.                                                  12,722      983,538       0.1%
    Waste Management, Inc.                                        63,175    4,148,070       0.4%
    Watsco, Inc.                                                   6,490      891,012       0.1%
#   WW Grainger, Inc.                                             29,865    6,215,504       0.6%
                                                                         ------------      ----
Total Industrials                                                         181,095,381      16.4%
                                                                         ------------      ----
Information Technology -- (21.2%)
    Accenture P.L.C. Class A                                      97,240   11,303,178       1.0%
#*  Alliance Data Systems Corp.                                   31,449    6,430,377       0.6%
#   Amphenol Corp. Class A                                        49,682    3,275,534       0.3%
    Apple, Inc.                                                  376,284   42,723,285       3.9%
    Applied Materials, Inc.                                       95,218    2,768,939       0.3%
    Automatic Data Processing, Inc.                               43,936    3,825,068       0.4%
#*  Black Knight Financial Services, Inc. Class A                  2,557      100,618       0.0%
    Booz Allen Hamilton Holding Corp.                             52,858    1,610,583       0.2%
    Broadcom, Ltd.                                                10,437    1,777,212       0.2%
    Broadridge Financial Solutions, Inc.                          28,843    1,864,988       0.2%
*   Cadence Design Systems, Inc.                                  66,600    1,703,628       0.2%
    CDK Global, Inc.                                              35,586    1,943,351       0.2%
    CDW Corp.                                                     96,150    4,318,097       0.4%
*   Citrix Systems, Inc.                                          25,430    2,156,464       0.2%
    CSRA, Inc.                                                    36,042      904,294       0.1%
    DST Systems, Inc.                                              1,794      172,511       0.0%
*   eBay, Inc.                                                    95,466    2,721,736       0.3%
*   Electronic Arts, Inc.                                         14,765    1,159,348       0.1%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
*   Euronet Worldwide, Inc.                                        7,400 $    588,670       0.1%
*   F5 Networks, Inc.                                             19,628    2,712,786       0.2%
*   Fiserv, Inc.                                                  48,037    4,730,684       0.4%
*   Genpact, Ltd.                                                 13,246      304,526       0.0%
    Global Payments, Inc.                                         35,634    2,584,178       0.2%
    Harris Corp.                                                  15,405    1,374,280       0.1%
#   International Business Machines Corp.                        152,220   23,394,692       2.1%
    Intuit, Inc.                                                  35,959    3,910,182       0.4%
#*  IPG Photonics Corp.                                            4,729      458,760       0.0%
    Jack Henry & Associates, Inc.                                 32,364    2,622,131       0.2%
*   Keysight Technologies, Inc.                                   55,283    1,813,282       0.2%
    KLA-Tencor Corp.                                              37,991    2,853,504       0.3%
    Linear Technology Corp.                                       70,976    4,262,819       0.4%
#*  Manhattan Associates, Inc.                                    28,784    1,457,622       0.1%
    Mastercard, Inc. Class A                                     173,803   18,600,397       1.7%
    MAXIMUS, Inc.                                                  8,966      466,770       0.0%
    Microsoft Corp.                                              739,902   44,334,928       4.0%
*   NCR Corp.                                                      3,922      137,466       0.0%
    Oracle Corp.                                                 176,807    6,792,925       0.6%
#   Paychex, Inc.                                                 62,724    3,462,365       0.3%
#   Sabre Corp.                                                   87,372    2,256,819       0.2%
#   Seagate Technology P.L.C.                                    104,933    3,600,251       0.3%
#   Skyworks Solutions, Inc.                                      30,870    2,375,138       0.2%
#*  Teradata Corp.                                                11,680      314,893       0.0%
    Texas Instruments, Inc.                                      172,379   12,213,052       1.1%
    Total System Services, Inc.                                   26,929    1,343,219       0.1%
*   Ubiquiti Networks, Inc.                                        7,000      367,010       0.0%
*   Vantiv, Inc. Class A                                          49,343    2,879,657       0.3%
*   Versum Materials, Inc.                                         8,079      183,393       0.0%
#   Visa, Inc. Class A                                           204,422   16,866,859       1.5%
#   Western Union Co. (The)                                      223,401    4,483,658       0.4%
                                                                         ------------      ----
Total Information Technology                                              264,506,127      24.0%
                                                                         ------------      ----
Materials -- (4.9%)
*   AdvanSix, Inc.                                                 4,103       65,484       0.0%
    Air Products & Chemicals, Inc.                                16,158    2,155,800       0.2%
#   AptarGroup, Inc.                                              11,364      811,844       0.1%
    Avery Dennison Corp.                                          34,999    2,442,580       0.2%
*   Axalta Coating Systems, Ltd.                                  84,329    2,118,344       0.2%
    Ball Corp.                                                    18,594    1,433,040       0.1%
#   Bemis Co., Inc.                                               13,512      658,305       0.1%
*   Berry Plastics Group, Inc.                                    52,268    2,286,725       0.2%
    Celanese Corp. Series A                                          248       18,084       0.0%
*   Crown Holdings, Inc.                                          39,634    2,150,144       0.2%
    Ecolab, Inc.                                                  22,885    2,612,780       0.2%
    EI du Pont de Nemours & Co.                                   54,900    3,776,571       0.4%
*   GCP Applied Technologies, Inc.                                 4,742      122,581       0.0%
    Graphic Packaging Holding Co.                                 70,823      885,287       0.1%
    International Flavors & Fragrances, Inc.                      10,728    1,403,008       0.1%
    International Paper Co.                                       73,845    3,325,240       0.3%
    LyondellBasell Industries NV Class A                          74,846    5,953,999       0.5%
    Monsanto Co.                                                  46,463    4,682,077       0.4%

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES       VALUE+     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Materials -- (Continued)
#    NewMarket Corp.                                                   3,422 $    1,371,914        0.1%
     Packaging Corp. of America                                       24,143      1,991,797        0.2%
     PPG Industries, Inc.                                             35,259      3,283,671        0.3%
     Praxair, Inc.                                                    55,360      6,480,442        0.6%
     RPM International, Inc.                                          29,303      1,393,065        0.1%
#    Scotts Miracle-Gro Co. (The) Class A                             17,670      1,556,550        0.2%
     Sealed Air Corp.                                                 55,057      2,512,251        0.2%
     Sherwin-Williams Co. (The)                                        9,285      2,273,525        0.2%
     Southern Copper Corp.                                            16,394        465,426        0.1%
     Valspar Corp. (The)                                              21,896      2,180,842        0.2%
     WR Grace & Co.                                                   15,709      1,051,875        0.1%
                                                                             --------------      -----
Total Materials                                                                  61,463,251        5.6%
                                                                             --------------      -----
Real Estate -- (0.1%)
*    CBRE Group, Inc. Class A                                         53,681      1,382,823        0.1%
                                                                             --------------      -----
Telecommunication Services -- (3.1%)
     Verizon Communications, Inc.                                    795,409     38,259,173        3.5%
*    Zayo Group Holdings, Inc.                                         2,718         87,465        0.0%
                                                                             --------------      -----
Total Telecommunication Services                                                 38,346,638        3.5%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           1,100,019,108       99.8%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   1,100,019,108
                                                                             --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.260%                                                6,245,990      6,245,990        0.6%
                                                                             --------------      -----
SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@ DFA Short Term Investment Fund                               12,429,205    143,830,764       13.0%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,151,953,219)                          $1,250,095,862      113.4%
                                                                             ==============      =====

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                $  235,602,855           --   --    $  235,602,855
   Consumer Staples                         132,514,958           --   --       132,514,958
   Energy                                     3,999,342           --   --         3,999,342
   Financials                                27,472,301           --   --        27,472,301
   Health Care                              153,635,432           --   --       153,635,432
   Industrials                              181,095,381           --   --       181,095,381
   Information Technology                   264,506,127           --   --       264,506,127
   Materials                                 61,463,251           --   --        61,463,251
   Real Estate                                1,382,823           --   --         1,382,823
   Telecommunication Services                38,346,638           --   --        38,346,638
Temporary Cash Investments                    6,245,990           --   --         6,245,990
Securities Lending Collateral                        -- $143,830,764   --       143,830,764
                                         -------------- ------------   --    --------------
TOTAL                                    $1,106,265,098 $143,830,764   --    $1,250,095,862
                                         ============== ============   ==    ==============

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
COMMON STOCKS -- (77.2%)
Consumer Discretionary -- (18.1%)
*   1-800-Flowers.com, Inc. Class A                              19,729 $  188,412       0.1%
*   American Axle & Manufacturing Holdings, Inc.                 42,316    758,303       0.2%
#   American Eagle Outfitters, Inc.                              81,308  1,385,488       0.4%
*   Asbury Automotive Group, Inc.                                15,610    795,329       0.3%
#   Big Lots, Inc.                                               22,179    962,569       0.3%
*   BJ's Restaurants, Inc.                                       14,382    519,190       0.2%
    Bloomin' Brands, Inc.                                        74,966  1,296,912       0.4%
#   Blue Nile, Inc.                                               8,528    297,883       0.1%
#   Bob Evans Farms, Inc.                                        12,098    498,680       0.2%
*   Bravo Brio Restaurant Group, Inc.                             4,512     20,304       0.0%
*   Bright Horizons Family Solutions, Inc.                        9,397    628,753       0.2%
#   Buckle, Inc. (The)                                           12,177    253,890       0.1%
#*  Buffalo Wild Wings, Inc.                                     11,333  1,650,651       0.5%
*   Build-A-Bear Workshop, Inc.                                   8,600    116,100       0.0%
#   Cable One, Inc.                                               2,900  1,672,546       0.5%
    Caleres, Inc.                                                 2,637     65,951       0.0%
    Callaway Golf Co.                                            48,637    496,584       0.2%
    Capella Education Co.                                         6,495    474,785       0.2%
#   Carriage Services, Inc.                                       2,715     64,183       0.0%
*   Carrols Restaurant Group, Inc.                               24,270    303,375       0.1%
    Cato Corp. (The) Class A                                     10,464    310,467       0.1%
*   Cavco Industries, Inc.                                        4,958    458,119       0.1%
#   Cheesecake Factory, Inc. (The)                               24,884  1,323,580       0.4%
*   Cherokee, Inc.                                                4,874     45,816       0.0%
    Chico's FAS, Inc.                                            75,354    879,381       0.3%
#   Children's Place, Inc. (The)                                 10,721    814,260       0.3%
#   Churchill Downs, Inc.                                           890    121,040       0.0%
#*  Chuy's Holdings, Inc.                                         6,711    190,592       0.1%
    ClubCorp Holdings, Inc.                                      48,387    558,870       0.2%
    Collectors Universe, Inc.                                     5,146     96,693       0.0%
#   Cooper Tire & Rubber Co.                                      6,524    239,757       0.1%
*   Cooper-Standard Holding, Inc.                                 9,604    876,557       0.3%
    Core-Mark Holding Co., Inc.                                  22,432    792,971       0.3%
    Cracker Barrel Old Country Store, Inc.                        2,632    363,216       0.1%
    CST Brands, Inc.                                             27,055  1,299,181       0.4%
    Culp, Inc.                                                    6,868    192,304       0.1%
#   Dana, Inc.                                                   46,188    714,990       0.2%
*   Dave & Buster's Entertainment, Inc.                          31,334  1,295,661       0.4%
#*  Deckers Outdoor Corp.                                           498     25,991       0.0%
*   Denny's Corp.                                                   885      9,177       0.0%
*   Destination XL Group, Inc.                                   27,418    111,043       0.0%
    DineEquity, Inc.                                             12,931  1,022,842       0.3%
#*  Dorman Products, Inc.                                        13,606    874,049       0.3%
    Drew Industries, Inc.                                        16,366  1,465,575       0.5%
#   DSW, Inc. Class A                                            21,160    439,493       0.1%
#   Educational Development Corp.                                 1,000      9,350       0.0%
#*  El Pollo Loco Holdings, Inc.                                    488      5,954       0.0%
    Entravision Communications Corp. Class A                     42,855    287,129       0.1%
#   Ethan Allen Interiors, Inc.                                  15,128    464,430       0.1%
    Extended Stay America, Inc.                                  20,838    297,983       0.1%
#*  Fiesta Restaurant Group, Inc.                                18,656    492,518       0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Consumer Discretionary -- (Continued)
#*  Five Below, Inc.                                             45,756 $1,719,510       0.5%
#*  Fox Factory Holding Corp.                                    27,100    588,070       0.2%
#*  Francesca's Holdings Corp.                                   27,166    436,558       0.1%
#*  G-III Apparel Group, Ltd.                                     1,494     39,023       0.0%
*   Gentherm, Inc.                                               21,414    602,804       0.2%
    GNC Holdings, Inc. Class A                                   21,800    292,774       0.1%
#*  Grand Canyon Education, Inc.                                 20,100    877,164       0.3%
*   Helen of Troy, Ltd.                                          12,766  1,040,429       0.3%
#*  Hibbett Sports, Inc.                                          7,800    303,030       0.1%
    Hooker Furniture Corp.                                          264      6,943       0.0%
*   Horizon Global Corp.                                         13,597    272,484       0.1%
#   HSN, Inc.                                                    26,176    986,835       0.3%
    ILG, Inc.                                                     6,205    101,638       0.0%
*   Installed Building Products, Inc.                            23,422    774,097       0.2%
*   Intrawest Resorts Holdings, Inc.                              8,299    136,187       0.0%
#*  iRobot Corp.                                                 15,590    790,413       0.3%
    Jack in the Box, Inc.                                        12,014  1,126,072       0.4%
#*  Jamba, Inc.                                                   6,285     66,307       0.0%
    John Wiley & Sons, Inc. Class A                              17,201    887,572       0.3%
#*  Kate Spade & Co.                                             64,165  1,074,764       0.3%
*   Kirkland's, Inc.                                              5,823     71,099       0.0%
#*  Kona Grill, Inc.                                              1,241     13,341       0.0%
    La-Z-Boy, Inc.                                               27,202    636,527       0.2%
    Libbey, Inc.                                                 11,705    187,397       0.1%
    Liberty Tax, Inc.                                               750      8,888       0.0%
*   Lindblad Expeditions Holdings, Inc.                          13,845    113,391       0.0%
#   Lithia Motors, Inc. Class A                                   9,426    808,562       0.3%
*   Malibu Boats, Inc. Class A                                    3,935     57,726       0.0%
    Marine Products Corp.                                         8,101     75,744       0.0%
#   Marriott Vacations Worldwide Corp.                            1,700    108,086       0.0%
#   Meredith Corp.                                                3,298    149,564       0.0%
#   Monro Muffler Brake, Inc.                                    14,160    778,800       0.2%
*   Motorcar Parts of America, Inc.                               4,168    109,368       0.0%
*   Murphy USA, Inc.                                             17,701  1,217,475       0.4%
*   Nathan's Famous, Inc.                                           430     22,919       0.0%
#*  Nautilus, Inc.                                               22,802    401,315       0.1%
#   New York Times Co. (The) Class A                             44,013    479,742       0.2%
#   Nexstar Broadcasting Group, Inc. Class A                     10,961    534,897       0.2%
    Nutrisystem, Inc.                                            22,042    698,731       0.2%
#*  Ollie's Bargain Outlet Holdings, Inc.                        19,989    546,699       0.2%
#*  Overstock.com, Inc.                                           7,789    114,109       0.0%
    Oxford Industries, Inc.                                       9,264    581,038       0.2%
#   Papa John's International, Inc.                              15,557  1,173,776       0.4%
#   PetMed Express, Inc.                                          8,975    178,333       0.1%
    Pool Corp.                                                    6,880    636,950       0.2%
*   Popeyes Louisiana Kitchen, Inc.                              15,892    848,315       0.3%
*   Potbelly Corp.                                               13,570    177,089       0.1%
*   Reading International, Inc. Class A                           1,757     23,175       0.0%
*   Red Robin Gourmet Burgers, Inc.                               4,077    187,542       0.1%
    Ruth's Hospitality Group, Inc.                               21,941    347,765       0.1%
#   SeaWorld Entertainment, Inc.                                 43,532    609,883       0.2%
#*  Select Comfort Corp.                                         34,218    656,643       0.2%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Shutterfly, Inc.                                              19,447 $   952,903       0.3%
#   Sinclair Broadcast Group, Inc. Class A                        30,075     754,883       0.2%
#*  Skechers U.S.A., Inc. Class A                                  3,561      74,888       0.0%
*   Skyline Corp.                                                  4,517      52,262       0.0%
#*  Smith & Wesson Holding Corp.                                  40,190   1,062,222       0.3%
    Sonic Corp.                                                   23,595     540,561       0.2%
    Sotheby's                                                     16,332     585,992       0.2%
    Standard Motor Products, Inc.                                 13,188     644,893       0.2%
*   Starz Class A                                                 27,676     870,687       0.3%
    Stein Mart, Inc.                                              29,078     175,050       0.1%
*   Steven Madden, Ltd.                                           31,234   1,043,216       0.3%
*   Stoneridge, Inc.                                              19,144     283,714       0.1%
#*  Strayer Education, Inc.                                        6,097     357,650       0.1%
    Sturm Ruger & Co., Inc.                                       12,810     787,815       0.2%
    Superior Uniform Group, Inc.                                   6,427     114,336       0.0%
    Tailored Brands, Inc.                                          1,953      30,857       0.0%
#*  Tenneco, Inc.                                                 37,802   2,081,756       0.7%
#   Texas Roadhouse, Inc.                                         34,104   1,381,894       0.4%
    Thor Industries, Inc.                                         23,758   1,884,247       0.6%
#*  Tile Shop Holdings, Inc.                                      34,479     584,419       0.2%
    Tower International, Inc.                                     12,678     275,113       0.1%
#   Tupperware Brands Corp.                                       35,905   2,137,066       0.7%
*   Universal Electronics, Inc.                                    8,226     577,054       0.2%
*   US Auto Parts Network, Inc.                                   22,141      67,973       0.0%
#*  Vera Bradley, Inc.                                            17,161     229,443       0.1%
*   Vince Holding Corp.                                            2,240      12,208       0.0%
    Visteon Corp.                                                 17,539   1,238,429       0.4%
#*  Vitamin Shoppe, Inc.                                           1,998      50,050       0.0%
#   Wendy's Co. (The)                                            121,664   1,318,838       0.4%
    Winmark Corp.                                                  1,277     136,575       0.0%
#   Winnebago Industries, Inc.                                    15,225     430,106       0.1%
    Wolverine World Wide, Inc.                                    13,600     290,360       0.1%
#   World Wrestling Entertainment, Inc. Class A                   26,050     460,564       0.1%
*   ZAGG, Inc.                                                     7,978      51,857       0.0%
                                                                         -----------      ----
Total Consumer Discretionary                                              74,746,321      23.4%
                                                                         -----------      ----
Consumer Staples -- (4.3%)
    Alico, Inc.                                                      196       5,125       0.0%
    B&G Foods, Inc.                                               40,334   1,710,162       0.5%
#*  Boston Beer Co., Inc. (The) Class A                            4,670     725,017       0.2%
#   Cal-Maine Foods, Inc.                                         19,265     744,592       0.2%
    Calavo Growers, Inc.                                          13,140     777,231       0.3%
#*  Chefs' Warehouse, Inc. (The)                                   4,932      56,225       0.0%
#   Coca-Cola Bottling Co. Consolidated                            3,207     453,149       0.1%
#*  Craft Brew Alliance, Inc.                                      5,258      84,391       0.0%
#   Dean Foods Co.                                                48,414     884,040       0.3%
*   Farmer Brothers Co.                                            3,415     111,670       0.0%
#*  HRG Group, Inc.                                               81,317   1,223,008       0.4%
    Inter Parfums, Inc.                                           17,150     559,090       0.2%
    J&J Snack Foods Corp.                                          9,167   1,119,749       0.4%
#   John B. Sanfilippo & Son, Inc.                                 3,948     200,085       0.1%
    Lancaster Colony Corp.                                        12,376   1,616,924       0.5%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Staples -- (Continued)
    Medifast, Inc.                                                 8,958 $   367,815       0.1%
#   MGP Ingredients, Inc.                                         12,574     442,731       0.1%
*   National Beverage Corp.                                       19,515     921,889       0.3%
#*  Natural Grocers by Vitamin Cottage, Inc.                       9,904     117,660       0.0%
#   Nu Skin Enterprises, Inc. Class A                              9,181     566,009       0.2%
    Oil-Dri Corp. of America                                       2,325      78,492       0.0%
#   Orchids Paper Products Co.                                     1,600      41,056       0.0%
#   PriceSmart, Inc.                                              15,578   1,416,819       0.5%
*   Primo Water Corp.                                             19,673     257,520       0.1%
    Rocky Mountain Chocolate Factory, Inc.                         2,500      25,500       0.0%
#   Sanderson Farms, Inc.                                          3,378     303,952       0.1%
#   Tootsie Roll Industries, Inc.                                  4,640     164,488       0.1%
    United-Guardian, Inc.                                          2,424      37,814       0.0%
#*  USANA Health Sciences, Inc.                                    8,476   1,089,166       0.3%
#   Vector Group, Ltd.                                            22,590     473,035       0.2%
#   WD-40 Co.                                                     10,695   1,140,354       0.4%
                                                                         -----------       ---
Total Consumer Staples                                                    17,714,758       5.6%
                                                                         -----------       ---
Energy -- (0.9%)
#*  Carrizo Oil & Gas, Inc.                                       29,807   1,008,371       0.3%
    Evolution Petroleum Corp.                                     17,788     136,968       0.1%
#*  Fairmount Santrol Holdings, Inc.                              34,230     294,036       0.1%
#*  Matador Resources Co.                                            864      18,844       0.0%
*   Par Pacific Holdings, Inc.                                       894      11,389       0.0%
*   Parsley Energy, Inc. Class A                                  46,208   1,520,243       0.5%
#*  RPC, Inc.                                                      3,086      53,295       0.0%
*   TETRA Technologies, Inc.                                      18,731     102,084       0.0%
    US Silica Holdings, Inc.                                       9,660     446,195       0.1%
                                                                         -----------       ---
Total Energy                                                               3,591,425       1.1%
                                                                         -----------       ---
Financials -- (5.1%)
    A-Mark Precious Metals, Inc.                                   2,883      43,966       0.0%
    AMERISAFE, Inc.                                               10,502     583,911       0.2%
#   Artisan Partners Asset Management, Inc. Class A               20,451     531,726       0.2%
    Associated Capital Group, Inc. Class A                           657      22,305       0.0%
#   Bank of Hawaii Corp.                                          18,354   1,379,303       0.4%
    BGC Partners, Inc. Class A                                   116,822   1,003,501       0.3%
#*  BofI Holding, Inc.                                            12,261     228,422       0.1%
    Cohen & Steers, Inc.                                          26,409     981,887       0.3%
    Crawford & Co. Class A                                         1,152      10,357       0.0%
#   Crawford & Co. Class B                                           640       7,200       0.0%
#*  Credit Acceptance Corp.                                        2,101     386,794       0.1%
    Diamond Hill Investment Group, Inc.                            1,913     348,185       0.1%
#*  Donnelley Financial Solutions, Inc.                            9,503     203,839       0.1%
*   Eagle Bancorp, Inc.                                            5,336     262,264       0.1%
#*  eHealth, Inc.                                                  4,923      38,547       0.0%
    Evercore Partners, Inc. Class A                               21,890   1,176,588       0.4%
#   Federated Investors, Inc. Class B                             59,678   1,611,306       0.5%
    Fifth Street Asset Management, Inc.                            3,462      18,002       0.0%
#   Financial Engines, Inc.                                        1,933      53,448       0.0%
    First Busey Corp.                                              8,348     192,922       0.1%
#   First Financial Bankshares, Inc.                               8,675     314,035       0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Financials -- (Continued)
    FirstCash, Inc.                                              29,038 $ 1,370,594       0.4%
#   Greenhill & Co., Inc.                                        13,438     315,121       0.1%
    Hennessy Advisors, Inc.                                       2,163      62,467       0.0%
#   Home BancShares, Inc.                                        41,608     894,988       0.3%
#   Interactive Brokers Group, Inc. Class A                      28,368     941,534       0.3%
    Lakeland Financial Corp.                                      2,139      78,801       0.0%
#   LPL Financial Holdings, Inc.                                 41,781   1,293,540       0.4%
    Manning & Napier, Inc.                                        8,958      61,810       0.0%
#   Moelis & Co. Class A                                         14,978     380,441       0.1%
    Morningstar, Inc.                                             1,636     115,551       0.1%
#   NorthStar Asset Management Group, Inc.                       96,172   1,317,556       0.4%
    OM Asset Management P.L.C.                                   52,929     744,711       0.2%
*   Pacific Premier Bancorp, Inc.                                 1,200      31,020       0.0%
*   PennyMac Financial Services, Inc. Class A                    17,095     292,325       0.1%
    Pzena Investment Management, Inc. Class A                    10,213      74,351       0.0%
#   RLI Corp.                                                    19,109   1,065,136       0.4%
#   ServisFirst Bancshares, Inc.                                 13,740     743,884       0.2%
    Silvercrest Asset Management Group, Inc. Class A              5,400      62,370       0.0%
    Stock Yards Bancorp, Inc.                                    11,959     407,802       0.1%
    Universal Insurance Holdings, Inc.                           16,590     353,367       0.1%
    West Bancorporation, Inc.                                     6,528     125,990       0.1%
#   Westamerica Bancorporation                                    2,868     142,138       0.1%
    Westwood Holdings Group, Inc.                                 4,434     228,573       0.1%
#   WisdomTree Investments, Inc.                                 48,561     416,653       0.1%
                                                                        -----------       ---
Total Financials                                                         20,919,231       6.6%
                                                                        -----------       ---
Health Care -- (9.4%)
    Aceto Corp.                                                   2,059      37,741       0.0%
#*  Adeptus Health, Inc. Class A                                  1,747      52,620       0.0%
#*  Air Methods Corp.                                            11,816     312,533       0.1%
#*  Akorn, Inc.                                                  14,069     336,953       0.1%
*   Amedisys, Inc.                                               19,097     826,136       0.3%
#*  AMN Healthcare Services, Inc.                                33,305   1,092,404       0.3%
#*  Amphastar Pharmaceuticals, Inc.                              18,356     332,978       0.1%
#*  Amsurg Corp.                                                  4,173     249,337       0.1%
*   Anika Therapeutics, Inc.                                      8,467     375,596       0.1%
#*  Aptevo Therapeutics, Inc.                                     9,694      21,424       0.0%
    Atrion Corp.                                                  1,270     557,720       0.2%
*   BioSpecifics Technologies Corp.                               4,944     214,520       0.1%
*   BioTelemetry, Inc.                                           21,198     375,205       0.1%
    Bruker Corp.                                                    300       6,147       0.0%
#*  Cambrex Corp.                                                22,303     898,811       0.3%
    Cantel Medical Corp.                                         23,418   1,668,064       0.5%
#*  Capital Senior Living Corp.                                  22,520     359,644       0.1%
*   Catalent, Inc.                                               60,080   1,370,425       0.4%
*   Charles River Laboratories International, Inc.                9,288     704,773       0.2%
#   Chemed Corp.                                                 10,083   1,425,938       0.5%
*   Civitas Solutions, Inc.                                      13,279     227,071       0.1%
#   Computer Programs & Systems, Inc.                             1,765      46,066       0.0%
*   Concert Pharmaceuticals, Inc.                                   783       6,045       0.0%
*   CorVel Corp.                                                 12,169     420,439       0.1%
*   Cross Country Healthcare, Inc.                               12,815     143,144       0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Health Care -- (Continued)
    CryoLife, Inc.                                               18,019 $  306,323       0.1%
*   Cynosure, Inc. Class A                                       13,261    565,582       0.2%
#*  Diplomat Pharmacy, Inc.                                      16,063    372,180       0.1%
*   Electromed, Inc.                                              5,391     21,941       0.0%
*   Emergent BioSolutions, Inc.                                   9,058    242,030       0.1%
    Ensign Group, Inc. (The)                                     25,288    467,069       0.1%
*   Enzo Biochem, Inc.                                           34,691    211,615       0.1%
#*  Five Prime Therapeutics, Inc.                                15,808    767,162       0.2%
#*  Globus Medical, Inc. Class A                                 30,354    671,734       0.2%
#   HealthSouth Corp.                                            16,447    660,347       0.2%
*   HealthStream, Inc.                                           17,538    473,000       0.2%
*   Healthways, Inc.                                             27,787    689,118       0.2%
*   HMS Holdings Corp.                                           45,696    962,815       0.3%
*   ICU Medical, Inc.                                             6,083    847,362       0.3%
*   INC Research Holdings, Inc. Class A                          44,039  2,012,582       0.6%
#*  Integra LifeSciences Holdings Corp.                          15,526  1,234,472       0.4%
*   IRIDEX Corp.                                                  3,943     53,428       0.0%
    Landauer, Inc.                                                6,489    282,271       0.1%
#*  Lannett Co., Inc.                                             3,660     80,154       0.0%
    LeMaitre Vascular, Inc.                                       8,606    180,210       0.1%
*   LHC Group, Inc.                                               1,177     40,336       0.0%
*   LivaNova P.L.C.                                                 568     32,194       0.0%
*   Luminex Corp.                                                21,904    456,260       0.1%
*   Masimo Corp.                                                 37,541  2,064,755       0.7%
#   Meridian Bioscience, Inc.                                    29,401    483,646       0.2%
*   Merit Medical Systems, Inc.                                  10,874    238,684       0.1%
#*  Molina Healthcare, Inc.                                      10,176    553,676       0.2%
#*  Myriad Genetics, Inc.                                        11,733    231,257       0.1%
#   National Research Corp. Class A                              11,399    174,975       0.1%
    National Research Corp. Class B                                 150      5,574       0.0%
*   Natus Medical, Inc.                                          18,740    737,419       0.2%
#*  Nektar Therapeutics                                          13,967    173,191       0.1%
*   NuVasive, Inc.                                               11,482    685,820       0.2%
*   Omnicell, Inc.                                               20,477    668,062       0.2%
*   OraSure Technologies, Inc.                                   29,143    218,864       0.1%
*   Orthofix International NV                                    10,388    380,720       0.1%
    Owens & Minor, Inc.                                          28,004    908,730       0.3%
#*  PAREXEL International Corp.                                  20,022  1,166,482       0.4%
#   Phibro Animal Health Corp. Class A                           13,782    357,643       0.1%
*   PRA Health Sciences, Inc.                                       901     47,951       0.0%
*   Prestige Brands Holdings, Inc.                               24,166  1,094,236       0.3%
*   Providence Service Corp. (The)                                5,089    205,926       0.1%
    Psychemedics Corp.                                            4,187     98,311       0.0%
    Quality Systems, Inc.                                        30,710    395,852       0.1%
#*  Quorum Health Corp.                                          13,700     55,348       0.0%
*   RadNet, Inc.                                                 34,042    236,592       0.1%
#*  Repligen Corp.                                                1,643     46,941       0.0%
*   SciClone Pharmaceuticals, Inc.                               27,341    244,702       0.1%
#*  Select Medical Holdings Corp.                                 5,943     77,259       0.0%
    Simulations Plus, Inc.                                        9,832     82,589       0.0%
*   Sucampo Pharmaceuticals, Inc. Class A                        33,644    383,542       0.1%
#*  Supernus Pharmaceuticals, Inc.                                3,548     70,250       0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Health Care -- (Continued)
#*  Surgical Care Affiliates, Inc.                               23,009 $   984,555       0.3%
*   Surmodics, Inc.                                               7,199     179,255       0.1%
#*  Team Health Holdings, Inc.                                    1,320      56,562       0.0%
#*  Tenet Healthcare Corp.                                       45,631     899,387       0.3%
*   Titan Pharmaceuticals, Inc.                                   7,832      35,636       0.0%
    US Physical Therapy, Inc.                                     9,474     539,071       0.2%
    Utah Medical Products, Inc.                                   2,083     129,458       0.0%
*   Vascular Solutions, Inc.                                        716      32,650       0.0%
#*  Xencor, Inc.                                                  4,586      97,636       0.0%
                                                                        -----------      ----
Total Health Care                                                        38,735,126      12.1%
                                                                        -----------      ----
Industrials -- (18.1%)
    AAON, Inc.                                                   37,124   1,111,864       0.4%
    ABM Industries, Inc.                                          2,617     102,272       0.0%
*   Accuride Corp.                                               15,642      38,323       0.0%
#   Advanced Drainage Systems, Inc.                              34,844     665,520       0.2%
    Albany International Corp. Class A                           16,437     669,808       0.2%
    Allegiant Travel Co.                                          7,065     974,263       0.3%
    Allied Motion Technologies, Inc.                              5,456     107,920       0.0%
    Altra Industrial Motion Corp.                                14,243     420,168       0.1%
#*  American Woodmark Corp.                                      11,818     882,805       0.3%
#   Apogee Enterprises, Inc.                                     16,462     670,826       0.2%
#   Applied Industrial Technologies, Inc.                        14,085     715,518       0.2%
*   ARC Document Solutions, Inc.                                  6,106      20,944       0.0%
    Argan, Inc.                                                   8,340     474,129       0.2%
#*  Armstrong World Industries, Inc.                             33,090   1,240,875       0.4%
    Astec Industries, Inc.                                        9,862     545,960       0.2%
*   Astronics Corp.                                              11,186     414,106       0.1%
*   Astronics Corp. Class B                                       1,677      62,049       0.0%
*   Avis Budget Group, Inc.                                      55,227   1,787,146       0.6%
    AZZ, Inc.                                                    18,625     991,781       0.3%
    Barrett Business Services, Inc.                               4,073     182,593       0.1%
*   Beacon Roofing Supply, Inc.                                     789      33,170       0.0%
*   BMC Stock Holdings, Inc.                                        187       3,095       0.0%
    Brady Corp. Class A                                          23,659     783,113       0.2%
    Brink's Co. (The)                                            32,135   1,270,939       0.4%
#*  Builders FirstSource, Inc.                                   76,528     740,026       0.2%
    BWX Technologies, Inc.                                        2,426      95,148       0.0%
*   Casella Waste Systems, Inc. Class A                           2,102      23,542       0.0%
    CEB, Inc.                                                    11,519     560,399       0.2%
    CIRCOR International, Inc.                                    4,695     252,497       0.1%
    CLARCOR, Inc.                                                13,155     818,373       0.3%
*   Clean Harbors, Inc.                                          25,851   1,223,269       0.4%
    Comfort Systems USA, Inc.                                    28,973     835,871       0.3%
*   Continental Building Products, Inc.                          23,212     474,685       0.2%
#   Covanta Holding Corp.                                        64,791     971,865       0.3%
    Crane Co.                                                    26,313   1,789,547       0.6%
#*  CSW Industrials, Inc.                                           701      21,696       0.0%
#   Deluxe Corp.                                                 22,082   1,351,418       0.4%
    Douglas Dynamics, Inc.                                       12,579     403,786       0.1%
#*  Dycom Industries, Inc.                                       19,091   1,468,671       0.5%
    EnerSys                                                      17,105   1,114,049       0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Industrials -- (Continued)
    EnPro Industries, Inc.                                          295 $   15,965       0.0%
#   Exponent, Inc.                                               19,402  1,110,764       0.4%
    Federal Signal Corp.                                         27,751    340,782       0.1%
    Forward Air Corp.                                            17,185    710,084       0.2%
*   Franklin Covey Co.                                            4,946     90,512       0.0%
    Franklin Electric Co., Inc.                                  19,566    713,181       0.2%
    G&K Services, Inc. Class A                                    9,952    942,454       0.3%
#*  Generac Holdings, Inc.                                       35,444  1,350,062       0.4%
#   General Cable Corp.                                          22,004    308,056       0.1%
*   Gibraltar Industries, Inc.                                   11,195    435,485       0.1%
    Global Brass & Copper Holdings, Inc.                         15,751    452,054       0.1%
*   Goldfield Corp. (The)                                         4,847     13,329       0.0%
    Gorman-Rupp Co. (The)                                         6,402    153,776       0.1%
*   GP Strategies Corp.                                           7,746    200,234       0.1%
    Granite Construction, Inc.                                      269     13,224       0.0%
    H&E Equipment Services, Inc.                                 24,047    335,456       0.1%
    Harsco Corp.                                                 45,309    441,763       0.1%
#*  Hawaiian Holdings, Inc.                                      32,490  1,462,862       0.5%
#   Healthcare Services Group, Inc.                              44,087  1,629,896       0.5%
#   Heartland Express, Inc.                                      32,769    602,950       0.2%
    HEICO Corp.                                                   8,194    553,587       0.2%
    HEICO Corp. Class A                                           5,438    326,280       0.1%
    Herman Miller, Inc.                                          27,152    754,826       0.2%
    Hillenbrand, Inc.                                            27,420    832,197       0.3%
    HNI Corp.                                                    21,944    892,243       0.3%
*   Hub Group, Inc. Class A                                         457     16,658       0.0%
*   Hudson Technologies, Inc.                                    18,242    111,276       0.0%
*   Huron Consulting Group, Inc.                                  7,479    419,198       0.1%
*   Huttig Building Products, Inc.                                  200        966       0.0%
    Hyster-Yale Materials Handling, Inc.                            634     36,905       0.0%
*   IES Holdings, Inc.                                           11,766    175,902       0.1%
    Insperity, Inc.                                              15,707  1,181,166       0.4%
    Insteel Industries, Inc.                                     10,255    275,859       0.1%
    Interface, Inc.                                              37,268    590,698       0.2%
    ITT, Inc.                                                    19,494    686,579       0.2%
    John Bean Technologies Corp.                                 16,832  1,344,035       0.4%
    Kaman Corp.                                                  10,528    459,652       0.1%
    Kforce, Inc.                                                 13,672    237,209       0.1%
    Kimball International, Inc. Class B                          20,209    252,613       0.1%
#   Knight Transportation, Inc.                                  35,512  1,038,726       0.3%
    Knoll, Inc.                                                  33,179    717,994       0.2%
#   Landstar System, Inc.                                        25,587  1,820,515       0.6%
*   Lawson Products, Inc.                                         3,835     72,290       0.0%
#   Lindsay Corp.                                                 2,420    189,486       0.1%
*   LSC Communications, Inc.                                      9,503    230,353       0.1%
*   Lydall, Inc.                                                  9,627    450,062       0.1%
*   Manitowoc Foodservice, Inc.                                     891     13,463       0.0%
*   MasTec, Inc.                                                 20,526    586,017       0.2%
    Matson, Inc.                                                  4,500    179,730       0.1%
    Matthews International Corp. Class A                          8,778    525,802       0.2%
*   Mercury Systems, Inc.                                        20,158    559,989       0.2%
*   Mistras Group, Inc.                                          15,504    324,654       0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Industrials -- (Continued)
    MSA Safety, Inc.                                             15,934 $   928,952       0.3%
    Mueller Industries, Inc.                                      2,533      76,725       0.0%
    Mueller Water Products, Inc. Class A                         98,327   1,211,389       0.4%
#   Multi-Color Corp.                                             9,260     601,205       0.2%
*   NCI Building Systems, Inc.                                   48,575     699,480       0.2%
#*  NV5 Global, Inc.                                              3,036      86,830       0.0%
#   Omega Flex, Inc.                                              2,704     102,833       0.0%
*   On Assignment, Inc.                                          22,563     776,393       0.2%
    Park-Ohio Holdings Corp.                                      2,936      93,805       0.0%
#*  Patrick Industries, Inc.                                     11,425     655,224       0.2%
*   PGT, Inc.                                                    35,049     343,480       0.1%
#   Primoris Services Corp.                                      26,067     522,122       0.2%
#   Raven Industries, Inc.                                       20,187     433,011       0.1%
*   RBC Bearings, Inc.                                           11,269     804,043       0.3%
*   Rexnord Corp.                                                42,724     849,780       0.3%
#   RR Donnelley & Sons Co.                                      25,341     449,803       0.1%
    Simpson Manufacturing Co., Inc.                               6,995     299,386       0.1%
*   SP Plus Corp.                                                 3,558      89,662       0.0%
#*  Spirit Airlines, Inc.                                        11,229     538,206       0.2%
    Standex International Corp.                                   6,975     532,890       0.2%
    Steelcase, Inc. Class A                                      37,706     503,375       0.2%
#   Sun Hydraulics Corp.                                         15,289     449,955       0.1%
    Supreme Industries, Inc. Class A                              8,604     104,883       0.0%
#*  Swift Transportation Co.                                     50,897   1,139,075       0.4%
#*  TASER International, Inc.                                    39,404     881,862       0.3%
#*  Team, Inc.                                                   11,999     368,969       0.1%
*   Teledyne Technologies, Inc.                                   6,405     689,690       0.2%
#   Tennant Co.                                                  11,638     732,612       0.2%
    Tetra Tech, Inc.                                              1,130      43,449       0.0%
*   Thermon Group Holdings, Inc.                                    575      10,540       0.0%
*   Trex Co., Inc.                                               21,694   1,167,354       0.4%
#*  TriNet Group, Inc.                                           51,774     971,798       0.3%
#*  Univar, Inc.                                                 30,000     667,500       0.2%
    Universal Forest Products, Inc.                               8,960     770,470       0.2%
    Universal Logistics Holdings, Inc.                            7,943      98,890       0.0%
    US Ecology, Inc.                                             12,464     526,604       0.2%
    Valmont Industries, Inc.                                     10,209   1,306,242       0.4%
*   Vectrus, Inc.                                                 2,550      42,764       0.0%
*   Vicor Corp.                                                   5,581      71,158       0.0%
*   Virco Manufacturing Corp.                                     2,329       9,898       0.0%
#*  Wabash National Corp.                                        26,233     295,121       0.1%
*   Willdan Group, Inc.                                           7,915     127,115       0.0%
#   Woodward, Inc.                                                1,494      88,116       0.0%
                                                                        -----------      ----
Total Industrials                                                        74,656,507      23.4%
                                                                        -----------      ----
Information Technology -- (14.8%)
*   ACI Worldwide, Inc.                                          55,524   1,006,095       0.3%
*   Acxiom Corp.                                                 17,640     415,598       0.1%
*   Advanced Energy Industries, Inc.                             23,836   1,136,977       0.4%
    American Software, Inc. Class A                              12,835     133,869       0.0%
    Badger Meter, Inc.                                           18,128     582,815       0.2%
    Belden, Inc.                                                 18,731   1,213,956       0.4%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
#   Blackbaud, Inc.                                              27,883 $1,712,016       0.5%
#*  Blackhawk Network Holdings, Inc.                              3,234    111,411       0.0%
    Cabot Microelectronics Corp.                                 13,338    737,058       0.2%
#*  CalAmp Corp.                                                 16,382    211,655       0.1%
*   Cardtronics P.L.C. Class A                                   26,702  1,335,100       0.4%
#   Cass Information Systems, Inc.                                6,148    331,131       0.1%
#*  Ciena Corp.                                                  66,813  1,294,836       0.4%
#*  Cimpress NV                                                  18,911  1,574,341       0.5%
*   Cirrus Logic, Inc.                                           27,868  1,504,315       0.5%
*   Coherent, Inc.                                               12,509  1,302,437       0.4%
*   CoreLogic, Inc.                                              37,773  1,607,619       0.5%
*   Cray, Inc.                                                    7,634    158,787       0.1%
    CSG Systems International, Inc.                              23,063    877,086       0.3%
*   CyberOptics Corp.                                               500     12,075       0.0%
*   DHI Group, Inc.                                              29,687    169,216       0.1%
#   Diebold, Inc.                                                 9,323    203,241       0.1%
    EarthLink Holdings Corp.                                     82,933    474,377       0.2%
*   Eastman Kodak Co.                                             4,844     72,176       0.0%
#*  Electronics for Imaging, Inc.                                 9,831    418,112       0.1%
*   Entegris, Inc.                                               60,512    962,141       0.3%
#*  Envestnet, Inc.                                              11,974    423,281       0.1%
*   Euronet Worldwide, Inc.                                       5,986    476,186       0.2%
    Evolving Systems, Inc.                                        1,321      5,614       0.0%
*   ExlService Holdings, Inc.                                    19,312    850,307       0.3%
*   Fabrinet                                                     20,726    786,759       0.2%
    Fair Isaac Corp.                                              9,267  1,118,342       0.4%
*   Finisar Corp.                                                 5,017    137,365       0.0%
    Forrester Research, Inc.                                      5,419    201,858       0.1%
    GlobalSCAPE, Inc.                                            14,606     53,166       0.0%
*   Globant SA                                                   20,285    882,397       0.3%
*   GrubHub, Inc.                                                 9,112    347,258       0.1%
#*  GTT Communications, Inc.                                     27,833    626,243       0.2%
    Hackett Group, Inc. (The)                                    22,445    361,813       0.1%
*   IEC Electronics Corp.                                         1,200      4,320       0.0%
*   Image Sensing Systems, Inc.                                   5,646     20,608       0.0%
#*  Infinera Corp.                                                5,139     40,084       0.0%
*   Integrated Device Technology, Inc.                           53,935  1,116,994       0.4%
    InterDigital, Inc.                                           20,174  1,425,293       0.5%
*   Internap Corp.                                                4,381      5,476       0.0%
*   Inuvo, Inc.                                                   6,300      6,867       0.0%
*   Itron, Inc.                                                  14,946    805,589       0.3%
#   j2 Global, Inc.                                              19,749  1,405,141       0.4%
*   Lionbridge Technologies, Inc.                                34,725    167,722       0.1%
    Littelfuse, Inc.                                              5,833    813,703       0.3%
*   Manhattan Associates, Inc.                                      426     21,573       0.0%
#   MAXIMUS, Inc.                                                14,478    753,725       0.2%
*   MaxLinear, Inc. Class A                                      30,400    568,784       0.2%
#*  MeetMe, Inc.                                                 25,900    126,651       0.0%
    Mentor Graphics Corp.                                        28,090    811,801       0.3%
#   Mesa Laboratories, Inc.                                       2,478    312,823       0.1%
    Methode Electronics, Inc.                                    21,340    665,808       0.2%
*   MicroStrategy, Inc. Class A                                   4,699    915,412       0.3%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE+   OF NET ASSETS**
                                                                 ------ ---------- ---------------
Information Technology -- (Continued)
    MKS Instruments, Inc.                                         4,955 $  249,980       0.1%
    Monotype Imaging Holdings, Inc.                              21,526    411,147       0.1%
#   MTS Systems Corp.                                             4,451    211,645       0.1%
*   Nanometrics, Inc.                                             3,323     69,417       0.0%
*   NAPCO Security Technologies, Inc.                            11,838     82,866       0.0%
*   NeoPhotonics Corp.                                           23,811    333,354       0.1%
*   NETGEAR, Inc.                                                17,700    893,850       0.3%
    NIC, Inc.                                                    47,864  1,098,479       0.3%
*   Novanta, Inc.                                                 3,979     69,434       0.0%
    NVE Corp.                                                     2,611    146,921       0.0%
#*  OSI Systems, Inc.                                               191     13,395       0.0%
#*  Paycom Software, Inc.                                        35,245  1,823,224       0.6%
*   PDF Solutions, Inc.                                          16,355    323,011       0.1%
    Pegasystems, Inc.                                            44,651  1,379,716       0.4%
*   Perficient, Inc.                                              1,714     31,898       0.0%
*   PFSweb, Inc.                                                  6,652     48,027       0.0%
*   Planet Payment, Inc.                                         31,900    111,331       0.0%
    Plantronics, Inc.                                            25,112  1,298,542       0.4%
    Power Integrations, Inc.                                     16,002  1,031,329       0.3%
*   PRGX Global, Inc.                                             3,650     16,608       0.0%
*   Progress Software Corp.                                      27,599    742,689       0.2%
*   Rackspace Hosting, Inc.                                      47,468  1,516,128       0.5%
*   Radisys Corp.                                                22,176     92,474       0.0%
*   Rambus, Inc.                                                 46,098    561,935       0.2%
    Reis, Inc.                                                    3,793     74,532       0.0%
*   Rubicon Project, Inc. (The)                                   3,967     30,387       0.0%
    Science Applications International Corp.                     25,978  1,790,144       0.6%
*   Semtech Corp.                                                36,399    880,856       0.3%
*   ShoreTel, Inc.                                               31,980    212,667       0.1%
*   Silicon Laboratories, Inc.                                    9,079    544,286       0.2%
#*  SolarEdge Technologies, Inc.                                 12,998    178,073       0.1%
#*  Super Micro Computer, Inc.                                    2,013     47,708       0.0%
#*  Synaptics, Inc.                                              16,491    859,511       0.3%
#*  Synchronoss Technologies, Inc.                               24,777    909,564       0.3%
#*  Take-Two Interactive Software, Inc.                          16,544    734,388       0.2%
#*  Tangoe, Inc.                                                  1,100      9,438       0.0%
    TeleTech Holdings, Inc.                                      26,887    755,525       0.2%
    Tessera Technologies, Inc.                                   27,320  1,013,572       0.3%
*   TiVo Corp.                                                    6,842    135,814       0.0%
    TransAct Technologies, Inc.                                   3,523     25,366       0.0%
*   Travelzoo, Inc.                                              10,307    105,131       0.0%
*   Ubiquiti Networks, Inc.                                      29,808  1,562,833       0.5%
#*  Universal Display Corp.                                       4,530    234,201       0.1%
*   USA Technologies, Inc.                                        8,507     38,282       0.0%
*   VASCO Data Security International, Inc.                      21,349    293,549       0.1%
*   VeriFone Systems, Inc.                                       37,944    587,373       0.2%
*   Virtusa Corp.                                                 1,849     35,020       0.0%
*   Web.com Group, Inc.                                          28,950    466,095       0.1%
#*  WebMD Health Corp.                                           18,915    929,294       0.3%
*   XO Group, Inc.                                               14,716    270,774       0.1%
*   Zedge, Inc. Class B                                           3,025      8,833       0.0%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE+    OF NET ASSETS**
                                                                 ------ ----------- ---------------
Information Technology -- (Continued)
*   Zix Corp.                                                     8,942 $    36,394       0.0%
                                                                        -----------      ----
Total Information Technology                                             61,144,413      19.2%
                                                                        -----------      ----
Materials -- (4.6%)
#   AEP Industries, Inc.                                          2,738     299,948       0.1%
    Balchem Corp.                                                18,280   1,387,452       0.4%
    Calgon Carbon Corp.                                             990      15,642       0.0%
#   Chase Corp.                                                   4,935     337,307       0.1%
#   Compass Minerals International, Inc.                         14,327   1,029,395       0.3%
    Deltic Timber Corp.                                           6,962     391,125       0.1%
#   Eagle Materials, Inc.                                           442      35,789       0.0%
*   Ferro Corp.                                                  47,362     613,811       0.2%
    Gold Resource Corp.                                          28,686     162,936       0.1%
#   Greif, Inc. Class A                                          10,517     492,827       0.2%
    Greif, Inc. Class B                                              90       5,242       0.0%
    HB Fuller Co.                                                21,012     883,975       0.3%
*   Headwaters, Inc.                                             50,143     822,345       0.3%
*   Ingevity Corp.                                               13,315     551,241       0.2%
    Innophos Holdings, Inc.                                      10,109     463,397       0.1%
    KMG Chemicals, Inc.                                           1,369      37,155       0.0%
*   Koppers Holdings, Inc.                                        7,941     260,068       0.1%
*   Kraton Corp.                                                 15,514     397,624       0.1%
*   Louisiana-Pacific Corp.                                      53,759     986,478       0.3%
    Minerals Technologies, Inc.                                   8,308     558,298       0.2%
    Myers Industries, Inc.                                       19,389     233,637       0.1%
    Neenah Paper, Inc.                                            9,080     725,492       0.2%
*   OMNOVA Solutions, Inc.                                       25,613     194,659       0.1%
#*  Owens-Illinois, Inc.                                          7,087     136,779       0.0%
#   PolyOne Corp.                                                42,981   1,256,335       0.4%
    Quaker Chemical Corp.                                         7,493     805,497       0.3%
#   Rayonier Advanced Materials, Inc.                            27,669     357,760       0.1%
    Sensient Technologies Corp.                                   1,394     103,867       0.0%
    Silgan Holdings, Inc.                                        24,197   1,232,837       0.4%
    Stepan Co.                                                   13,065     928,007       0.3%
*   Summit Materials, Inc. Class A                                4,390      82,269       0.0%
*   Trecora Resources                                               813       8,333       0.0%
    Trinseo SA                                                   27,499   1,442,322       0.4%
#*  US Concrete, Inc.                                             9,793     488,671       0.2%
#   Worthington Industries, Inc.                                 27,814   1,307,258       0.4%
                                                                        -----------      ----
Total Materials                                                          19,035,778       6.0%
                                                                        -----------      ----
Real Estate -- (0.6%)
*   Altisource Portfolio Solutions SA                            11,029     283,997       0.1%
    HFF, Inc. Class A                                            43,484   1,157,979       0.4%
#   Kennedy-Wilson Holdings, Inc.                                   801      16,501       0.0%
*   Marcus & Millichap, Inc.                                     22,024     516,022       0.1%
    RMR Group, Inc. (The) Class A                                 7,230     248,350       0.1%
                                                                        -----------      ----
Total Real Estate                                                         2,222,849       0.7%
                                                                        -----------      ----
Telecommunication Services -- (1.1%)
#*  Boingo Wireless, Inc.                                        21,676     210,691       0.1%

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                  --------- ------------ ---------------
Telecommunication Services -- (Continued)
#    Cogent Communications Holdings, Inc.                             7,753 $    286,086        0.1%
#    Consolidated Communications Holdings, Inc.                      38,787      928,173        0.3%
#*   FairPoint Communications, Inc.                                   4,194       65,426        0.0%
#*   General Communication, Inc. Class A                             18,538      293,642        0.1%
     IDT Corp. Class B                                               12,356      221,049        0.1%
     Inteliquent, Inc.                                               19,465      326,817        0.1%
*    Lumos Networks Corp.                                             6,081       86,411        0.0%
#*   ORBCOMM, Inc.                                                   36,699      327,722        0.1%
     Shenandoah Telecommunications Co.                               36,266      957,422        0.3%
*    Vonage Holdings Corp.                                          124,593      854,708        0.2%
                                                                            ------------      -----
Total Telecommunication Services                                               4,558,147        1.4%
                                                                            ------------      -----
Utilities -- (0.2%)
     Ormat Technologies, Inc.                                        18,092      872,577        0.3%
                                                                            ------------      -----
TOTAL COMMON STOCKS                                                          318,197,132       99.8%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  318,197,132
                                                                            ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.260%                                               1,724,875    1,724,875        0.5%
                                                                            ------------      -----
SECURITIES LENDING COLLATERAL -- (22.4%)
(S)@ DFA Short Term Investment Fund                               7,991,389   92,476,353       29.0%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $385,329,111)                           $412,398,360      129.3%
                                                                            ============      =====

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                         ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary                $ 74,746,321          --   --    $ 74,746,321
   Consumer Staples                        17,714,758          --   --      17,714,758
   Energy                                   3,591,425          --   --       3,591,425
   Financials                              20,919,231          --   --      20,919,231
   Health Care                             38,735,126          --   --      38,735,126
   Industrials                             74,656,507          --   --      74,656,507
   Information Technology                  61,144,413          --   --      61,144,413
   Materials                               19,035,778          --   --      19,035,778
   Real Estate                              2,222,849          --   --       2,222,849
   Telecommunication Services               4,558,147          --   --       4,558,147
   Utilities                                  872,577          --   --         872,577
Temporary Cash Investments                  1,724,875          --   --       1,724,875
Securities Lending Collateral                      -- $92,476,353   --      92,476,353
                                         ------------ -----------   --    ------------
TOTAL                                    $319,922,007 $92,476,353   --    $412,398,360
                                         ============ ===========   ==    ============

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
COMMON STOCKS -- (93.7%)
AUSTRALIA -- (6.3%)
    Adelaide Brighton, Ltd.                                       12,260     49,811       0.0%
    Amcor, Ltd.                                                  101,420  1,132,015       0.5%
    AMP, Ltd.                                                    233,216    808,726       0.4%
    Aristocrat Leisure, Ltd.                                      55,446    645,549       0.3%
    Brambles, Ltd.                                               139,674  1,222,888       0.5%
    Caltex Australia, Ltd.                                        14,228    331,189       0.2%
    CIMIC Group, Ltd.                                              4,980    111,756       0.1%
    Coca-Cola Amatil, Ltd.                                        39,383    285,321       0.1%
    Cochlear, Ltd.                                                 4,766    463,071       0.2%
#   Commonwealth Bank of Australia                                43,756  2,435,935       1.1%
    Computershare, Ltd.                                           26,447    211,849       0.1%
    CSL, Ltd.                                                     18,979  1,448,203       0.6%
    Domino's Pizza Enterprises, Ltd.                               3,294    160,470       0.1%
    Evolution Mining, Ltd.                                        48,407     85,365       0.0%
    Macquarie Group, Ltd.                                         10,415    629,580       0.3%
    Magellan Financial Group, Ltd.                                 5,362     86,590       0.0%
    Medibank Pvt, Ltd.                                           124,742    244,385       0.1%
    Orica, Ltd.                                                   32,173    397,477       0.2%
    Qantas Airways, Ltd.                                         112,091    260,480       0.1%
    Ramsay Health Care, Ltd.                                      13,015    724,739       0.3%
#   REA Group, Ltd.                                                4,622    179,252       0.1%
    Seek, Ltd.                                                    14,881    165,273       0.1%
#   Tabcorp Holdings, Ltd.                                         3,961     14,553       0.0%
    Telstra Corp., Ltd.                                          173,954    657,884       0.3%
#   TPG Telecom, Ltd.                                             15,461     88,654       0.0%
    Westpac Banking Corp.                                         64,278  1,486,425       0.7%
    Woolworths, Ltd.                                              41,927    752,431       0.3%
                                                                         ----------       ---
TOTAL AUSTRALIA                                                          15,079,871       6.7%
                                                                         ----------       ---
AUSTRIA -- (0.1%)
    ANDRITZ AG                                                     2,842    148,595       0.1%
    Voestalpine AG                                                 1,918     67,947       0.0%
                                                                         ----------       ---
TOTAL AUSTRIA                                                               216,542       0.1%
                                                                         ----------       ---
BELGIUM -- (0.4%)
    Anheuser-Busch InBev SA                                        7,195    825,768       0.4%
    Colruyt SA                                                     2,100    112,871       0.0%
                                                                         ----------       ---
TOTAL BELGIUM                                                               938,639       0.4%
                                                                         ----------       ---
CANADA -- (8.1%)
    Agrium, Inc.                                                  10,249    941,063       0.4%
    Alimentation Couche-Tard, Inc. Class B                        17,070    857,509       0.4%
    BCE, Inc.                                                      7,401    336,254       0.2%
    CAE, Inc.(2162760)                                             2,400     33,711       0.0%
    CAE, Inc.(124765108)                                          17,909    251,442       0.1%
    Canadian Imperial Bank of Commerce                             8,919    668,568       0.3%
    Canadian National Railway Co.                                 30,284  1,903,955       0.8%
    Canadian Pacific Railway, Ltd.                                 5,254    751,112       0.3%
#   Canadian Tire Corp., Ltd. Class A                              5,700    554,064       0.3%
    CCL Industries, Inc. Class B                                   1,400    248,979       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
*   CGI Group, Inc. Class A(2159740)                              3,794    180,210       0.1%
*   CGI Group, Inc. Class A(39945C109)                            7,619    361,674       0.2%
#   CI Financial Corp.                                           17,261    317,603       0.1%
    Cineplex, Inc.                                                2,000     76,046       0.0%
    Cogeco Communications, Inc.                                   1,200     55,970       0.0%
    Constellation Software, Inc.                                  1,545    723,776       0.3%
    Dollarama, Inc.                                              10,000    747,260       0.3%
    George Weston, Ltd.                                           6,000    488,929       0.2%
    Gildan Activewear, Inc.                                       7,598    195,041       0.1%
    IGM Financial, Inc.                                           8,100    217,401       0.1%
    Inter Pipeline, Ltd.                                         15,046    311,958       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                      3,900     58,734       0.0%
    Keyera Corp.                                                  6,600    198,103       0.1%
    Loblaw Cos., Ltd.                                             4,600    226,965       0.1%
    Magna International, Inc.                                     3,900    160,123       0.1%
    Metro, Inc.                                                  12,700    392,561       0.2%
    Northland Power, Inc.                                         8,023    143,556       0.1%
    Onex Corp.                                                    1,100     71,152       0.0%
    Open Text Corp.                                               6,098    378,564       0.2%
#   Peyto Exploration & Development Corp.                        11,587    297,687       0.1%
    Potash Corp. of Saskatchewan, Inc.                           11,190    182,173       0.1%
    Quebecor, Inc. Class B                                        7,033    197,362       0.1%
    Restaurant Brands International, Inc.                         8,150    362,324       0.2%
    Ritchie Bros Auctioneers, Inc.                                5,216    180,421       0.1%
    Rogers Communications, Inc. Class B                          15,584    626,944       0.3%
    Royal Bank of Canada(780087102)                              11,142    696,152       0.3%
    Royal Bank of Canada(2754383)                                23,490  1,467,578       0.7%
    Saputo, Inc.                                                 12,524    450,054       0.2%
*   Seven Generations Energy, Ltd. Class A                        4,900    104,481       0.1%
    Shaw Communications, Inc. Class B                            36,226    717,999       0.3%
    Stantec, Inc.(2854238)                                        2,600     57,842       0.0%
    Stantec, Inc.(85472N109)                                        986     21,988       0.0%
    Stella-Jones, Inc.                                            1,300     46,134       0.0%
    Thomson Reuters Corp.                                        11,382    448,565       0.2%
    TransCanada Corp.                                            19,175    868,244       0.4%
*   Valeant Pharmaceuticals International, Inc.(91911K102)          483      8,617       0.0%
*   Valeant Pharmaceuticals International, Inc.(B3XSX46)          1,839     32,823       0.0%
    Waste Connections, Inc.(BYQFRK5)                              3,561    267,241       0.1%
    Waste Connections, Inc.(94106B101)                            7,284    547,830       0.2%
    Winpak, Ltd.                                                    400     13,670       0.0%
                                                                        ----------       ---
TOTAL CANADA                                                            19,448,412       8.6%
                                                                        ----------       ---
DENMARK -- (1.2%)
    Novo Nordisk A.S. Class B                                    60,881  2,168,915       0.9%
    Pandora A.S.                                                  4,912    638,833       0.3%
                                                                        ----------       ---
TOTAL DENMARK                                                            2,807,748       1.2%
                                                                        ----------       ---
FINLAND -- (0.8%)
    Elisa Oyj                                                     8,134    274,044       0.1%
#   Kone Oyj Class B                                             15,471    711,847       0.3%
    Neste Oyj                                                     8,795    379,435       0.1%
    Nokia Oyj                                                    36,019    160,630       0.1%
    Orion Oyj Class A                                             1,076     45,707       0.0%
    Orion Oyj Class B                                             3,711    157,955       0.1%
    Wartsila Oyj Abp                                              3,514    151,855       0.1%
                                                                        ----------       ---
TOTAL FINLAND                                                            1,881,473       0.8%
                                                                        ----------       ---

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
FRANCE -- (8.6%)
    Accor SA                                                       5,345    202,823       0.1%
    Aeroports de Paris                                               710     71,715       0.0%
#   Air Liquide SA                                                11,229  1,141,008       0.5%
    Airbus Group SE                                               21,050  1,249,946       0.6%
    Atos SE                                                        5,988    621,396       0.3%
    Bureau Veritas SA                                             23,137    436,991       0.2%
    Carrefour SA                                                  59,990  1,572,275       0.7%
    Christian Dior SE                                              2,512    484,479       0.2%
    Cie Generale des Etablissements Michelin                      16,453  1,781,992       0.8%
    Danone SA                                                     10,209    708,079       0.3%
    Dassault Systemes                                              1,534    121,420       0.1%
    Eiffage SA                                                     5,324    394,160       0.2%
    Essilor International SA                                       4,223    474,553       0.2%
    Eurofins Scientific SE                                           187     84,981       0.0%
    Eutelsat Communications SA                                     8,122    170,195       0.1%
    Faurecia                                                       4,993    184,049       0.1%
    Groupe Eurotunnel SE                                          23,305    218,119       0.1%
    Hermes International                                           1,096    443,996       0.2%
    Iliad SA                                                       2,336    489,708       0.2%
    Ingenico Group SA                                              1,919    151,789       0.1%
    Ipsen SA                                                         791     54,683       0.0%
    Legrand SA                                                     8,612    486,551       0.2%
    LVMH Moet Hennessy Louis Vuitton SE                           10,265  1,868,857       0.8%
    Publicis Groupe SA                                             6,294    431,767       0.2%
    Safran SA                                                     16,824  1,157,682       0.5%
    Sartorius Stedim Biotech                                       1,492    100,673       0.0%
    SEB SA                                                           913    134,371       0.1%
    SES SA                                                        26,526    610,260       0.3%
    SFR Group SA                                                   9,481    255,526       0.1%
    Societe BIC SA                                                   908    125,860       0.1%
    Sodexo SA                                                      6,610    767,559       0.3%
    Teleperformance                                                2,150    227,164       0.1%
    Thales SA                                                      7,486    704,320       0.3%
    Valeo SA                                                      25,564  1,475,167       0.6%
#   Vinci SA                                                      17,144  1,241,560       0.5%
                                                                         ----------       ---
TOTAL FRANCE                                                             20,645,674       9.1%
                                                                         ----------       ---
GERMANY -- (8.3%)
    Adidas AG                                                      7,210  1,184,560       0.5%
    Axel Springer SE                                               1,945     97,443       0.0%
    Bayer AG                                                      28,730  2,852,591       1.3%
    Brenntag AG                                                    8,733    466,868       0.2%
    Continental AG                                                 5,609  1,077,438       0.5%
*   Deutsche Boerse AG                                             8,391    655,240       0.3%
    Deutsche Post AG                                              38,199  1,184,584       0.5%
    Deutsche Telekom AG                                          163,651  2,670,002       1.2%
    Fielmann AG                                                    1,990    138,113       0.1%
    Fresenius Medical Care AG & Co. KGaA                           9,666    787,335       0.4%
    Fresenius SE & Co. KGaA                                       18,864  1,393,808       0.6%
    Fuchs Petrolub SE                                              2,442     96,627       0.0%
    Hochtief AG                                                    1,462    199,631       0.1%
    Infineon Technologies AG                                      66,892  1,203,072       0.5%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
    KION Group AG                                                  3,691    223,011       0.1%
    Merck KGaA                                                     2,704    278,323       0.1%
    MTU Aero Engines AG                                            1,465    152,981       0.1%
    ProSiebenSat.1 Media SE                                       19,186    826,881       0.4%
    Rational AG                                                      183     95,086       0.0%
    RTL Group SA                                                   3,682    288,562       0.1%
    SAP SE                                                        10,461    921,608       0.4%
    Siemens AG                                                    13,044  1,482,025       0.7%
    Symrise AG                                                     6,600    453,257       0.2%
    ThyssenKrupp AG                                               25,860    600,032       0.3%
    United Internet AG                                            11,152    458,511       0.2%
                                                                         ----------       ---
TOTAL GERMANY                                                            19,787,589       8.8%
                                                                         ----------       ---
HONG KONG -- (3.1%)
    AIA Group, Ltd.                                              226,200  1,423,024       0.6%
    ASM Pacific Technology, Ltd.                                   6,900     66,479       0.0%
    Galaxy Entertainment Group, Ltd.                             218,000    892,628       0.4%
#   HKT Trust & HKT, Ltd.                                        314,000    430,655       0.2%
    Hong Kong & China Gas Co., Ltd.                              226,600    442,654       0.2%
#   Hong Kong Exchanges and Clearing, Ltd.                        51,999  1,374,671       0.6%
#   Kingston Financial Group, Ltd.                               112,000     46,494       0.0%
    L'Occitane International SA                                   28,750     59,575       0.0%
    Li & Fung, Ltd.                                              324,000    159,271       0.1%
#   Melco Crown Entertainment, Ltd. ADR                            2,270     38,000       0.0%
#   MGM China Holdings, Ltd.                                      87,600    144,525       0.1%
    PCCW, Ltd.                                                   440,976    262,489       0.1%
#   Prada SpA                                                     49,600    173,764       0.1%
    Samsonite International SA                                   103,800    325,685       0.2%
#   Sands China, Ltd.                                             95,200    413,145       0.2%
    Techtronic Industries Co., Ltd.                              109,000    409,529       0.2%
    WH Group, Ltd.                                               624,000    505,375       0.2%
#   Wynn Macau, Ltd.                                             133,200    204,064       0.1%
                                                                         ----------       ---
TOTAL HONG KONG                                                           7,372,027       3.3%
                                                                         ----------       ---
IRELAND -- (0.4%)
    Kerry Group P.L.C. Class A                                     3,629    263,378       0.1%
    Paddy Power Betfair P.L.C.                                     3,453    357,819       0.2%
    Smurfit Kappa Group P.L.C.                                    14,839    325,602       0.1%
                                                                         ----------       ---
TOTAL IRELAND                                                               946,799       0.4%
                                                                         ----------       ---
ISRAEL -- (0.5%)
    Bezeq The Israeli Telecommunication Corp., Ltd.              183,904    334,044       0.1%
    Delek Group, Ltd.                                                279     54,682       0.0%
    Elbit Systems, Ltd.                                            1,308    129,231       0.1%
    Frutarom Industries, Ltd.                                      2,654    140,244       0.1%
    Israel Chemicals, Ltd.                                        22,209     78,921       0.0%
    Teva Pharmaceutical Industries, Ltd.                           2,817    117,654       0.1%
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR             7,742    330,893       0.1%
                                                                         ----------       ---
TOTAL ISRAEL                                                              1,185,669       0.5%
                                                                         ----------       ---
ITALY -- (1.8%)
    Atlantia SpA                                                  40,434    989,984       0.4%
    Banca Mediolanum SpA                                          14,958    103,421       0.1%
#   CNH Industrial NV                                             93,710    727,531       0.3%
    Davide Campari-Milano SpA                                      8,185     82,435       0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------ --------- ---------------
    Eni SpA                                                      59,167   858,647       0.4%
    Ferrari NV                                                    5,441   286,479       0.1%
#   Fiat Chrysler Automobiles NV                                 54,412   398,890       0.2%
*   Leonardo-Finmeccanica SpA                                    22,035   268,308       0.1%
    Luxottica Group SpA                                           8,274   411,983       0.2%
    Recordati SpA                                                 6,894   194,954       0.1%
                                                                        ---------       ---
TOTAL ITALY                                                             4,322,632       1.9%
                                                                        ---------       ---
JAPAN -- (22.4%)
    ABC-Mart, Inc.                                                  900    54,762       0.0%
    AEON Financial Service Co., Ltd.                             10,900   191,887       0.1%
    Ain Holdings, Inc.                                              600    40,497       0.0%
    Air Water, Inc.                                               8,000   149,680       0.1%
    Ajinomoto Co., Inc.                                          15,500   344,680       0.1%
    Alps Electric Co., Ltd.                                      24,800   594,894       0.3%
    Asahi Group Holdings, Ltd.                                   11,700   417,350       0.2%
    Asahi Intecc Co., Ltd.                                        4,800   207,881       0.1%
    Astellas Pharma, Inc.                                        49,700   737,640       0.3%
    Bandai Namco Holdings, Inc.                                  12,900   386,432       0.2%
    Bridgestone Corp.                                            28,987 1,081,901       0.5%
    Brother Industries, Ltd.                                      3,500    64,222       0.0%
#   Calbee, Inc.                                                  3,400   123,357       0.1%
    Canon, Inc.                                                  27,800   798,639       0.3%
#   Casio Computer Co., Ltd.                                     21,700   302,250       0.1%
#   COLOPL, Inc.                                                  3,900    56,080       0.0%
    Cosmos Pharmaceutical Corp.                                     800   174,090       0.1%
    CyberAgent, Inc.                                             10,800   313,768       0.1%
    Daifuku Co., Ltd.                                             6,400   115,640       0.1%
    Daiichikosho Co., Ltd.                                        3,700   160,846       0.1%
    Daikin Industries, Ltd.                                       9,600   919,965       0.4%
    Daito Trust Construction Co., Ltd.                            4,200   703,831       0.3%
    Daiwa House Industry Co., Ltd.                               24,400   669,696       0.3%
    Disco Corp.                                                   1,600   193,381       0.1%
    Don Quijote Holdings Co., Ltd.                                4,300   163,441       0.1%
    FamilyMart UNY Holdings Co., Ltd.                             5,500   344,963       0.1%
    FANUC Corp.                                                   1,100   201,396       0.1%
#   Fast Retailing Co., Ltd.                                      1,200   404,276       0.2%
    FP Corp.                                                      1,000    53,864       0.0%
    Fuji Electric Co., Ltd.                                      56,000   279,641       0.1%
    Fuji Heavy Industries, Ltd.                                  30,800 1,203,556       0.5%
    Fujitsu General, Ltd.                                         3,000    68,840       0.0%
#   GungHo Online Entertainment, Inc.                            41,400   104,745       0.0%
#   Harmonic Drive Systems, Inc.                                    800    22,530       0.0%
    Haseko Corp.                                                 32,600   317,257       0.1%
    Hikari Tsushin, Inc.                                          1,800   165,232       0.1%
#   Hino Motors, Ltd.                                            34,600   377,147       0.2%
#   HIS Co., Ltd.                                                 1,000    27,293       0.0%
    Hoshizaki Corp.                                               1,100    99,273       0.0%
    Hoya Corp.                                                   15,800   659,239       0.3%
    Ito En, Ltd.                                                  5,300   192,972       0.1%
    Itochu Techno-Solutions Corp.                                 2,400    59,187       0.0%
    Izumi Co., Ltd.                                               2,900   134,027       0.1%
    Japan Exchange Group, Inc.                                   29,200   433,556       0.2%
    Japan Tobacco, Inc.                                          42,800 1,627,261       0.7%
    Kajima Corp.                                                 55,000   370,895       0.2%
    Kakaku.com, Inc.                                             12,900   216,727       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------ --------- ---------------
    Kaken Pharmaceutical Co., Ltd.                                3,200   201,511       0.1%
    Kao Corp.                                                    20,000 1,029,130       0.5%
    KDDI Corp.                                                   91,500 2,780,974       1.2%
    Keihan Holdings Co., Ltd.                                    38,000   256,561       0.1%
    Kewpie Corp.                                                  5,300   150,524       0.1%
    Kirin Holdings Co., Ltd.                                     43,500   747,837       0.3%
    Koito Manufacturing Co., Ltd.                                 9,600   504,018       0.2%
#   Konami Holdings Corp.                                         4,700   185,614       0.1%
    Kose Corp.                                                    1,700   155,093       0.1%
    Kubota Corp.                                                 28,100   452,926       0.2%
    Kyudenko Corp.                                                2,300    74,098       0.0%
    Lawson, Inc.                                                  6,100   463,508       0.2%
    Lion Corp.                                                    5,000    81,775       0.0%
    M3, Inc.                                                     18,900   575,147       0.2%
#   Matsui Securities Co., Ltd.                                   9,400    75,208       0.0%
    Matsumotokiyoshi Holdings Co., Ltd.                             700    36,063       0.0%
    Megmilk Snow Brand Co., Ltd.                                  1,700    59,139       0.0%
    MEIJI Holdings Co., Ltd.                                      4,400   438,857       0.2%
    Minebea Co., Ltd.                                            33,600   342,871       0.1%
    Miraca Holdings, Inc.                                         4,000   193,105       0.1%
    MISUMI Group, Inc.                                            5,700   103,956       0.0%
    Mitsubishi Electric Corp.                                    60,000   811,750       0.4%
#   MonotaRO Co., Ltd.                                            5,000   121,611       0.1%
    Morinaga & Co., Ltd.                                            400    18,606       0.0%
    Murata Manufacturing Co., Ltd.                                8,000 1,117,131       0.5%
    Nabtesco Corp.                                                4,700   140,373       0.1%
    NGK Insulators, Ltd.                                         22,000   403,803       0.2%
#   Nichirei Corp.                                               10,000   218,667       0.1%
    Nidec Corp.                                                   3,000   290,280       0.1%
#   Nifco, Inc.                                                   5,200   299,477       0.1%
    Nihon Kohden Corp.                                            3,400    82,872       0.0%
    Nihon M&A Center, Inc.                                        4,200   136,306       0.1%
    Nippon Paint Holdings Co., Ltd.                               5,700   193,811       0.1%
    Nissan Chemical Industries, Ltd.                              5,400   183,085       0.1%
    Nitori Holdings Co., Ltd.                                     3,700   441,972       0.2%
    Nitto Denko Corp.                                            12,000   836,020       0.4%
    Nomura Research Institute, Ltd.                               6,100   211,575       0.1%
    NTT Data Corp.                                                8,100   418,002       0.2%
    NTT DOCOMO, Inc.                                             55,400 1,391,315       0.6%
    Obayashi Corp.                                               30,200   290,923       0.1%
    Olympus Corp.                                                11,500   409,923       0.2%
    Omron Corp.                                                   5,100   195,742       0.1%
    Oracle Corp. Japan                                            3,800   206,807       0.1%
#*  Orient Corp.                                                 24,600    45,830       0.0%
    Oriental Land Co., Ltd.                                       3,400   198,604       0.1%
    Otsuka Corp.                                                  2,900   137,976       0.1%
    Panasonic Corp.                                              68,300   704,573       0.3%
#   Park24 Co., Ltd.                                              9,400   290,448       0.1%
#*  PeptiDream, Inc.                                              2,000   102,985       0.0%
    Pigeon Corp.                                                  9,600   270,082       0.1%
#   Pilot Corp.                                                   1,900    84,949       0.0%
    Recruit Holdings Co., Ltd.                                    7,100   285,204       0.1%
    Relo Group, Inc.                                                800   132,471       0.1%
#   Resorttrust, Inc.                                             3,500    69,959       0.0%
#   Ryohin Keikaku Co., Ltd.                                      1,400   299,044       0.1%
    Sanrio Co., Ltd.                                              3,900    73,049       0.0%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
    Santen Pharmaceutical Co., Ltd.                              41,700    608,084       0.3%
    Sanwa Holdings Corp.                                         12,800    127,480       0.1%
    Sapporo Holdings, Ltd.                                        5,400    152,554       0.1%
    Sawai Pharmaceutical Co., Ltd.                                1,800    116,320       0.1%
    SCREEN Holdings Co., Ltd.                                     2,000    136,819       0.1%
    SCSK Corp.                                                    2,500     93,257       0.0%
    Secom Co., Ltd.                                               2,100    151,492       0.1%
    Seibu Holdings, Inc.                                         13,800    238,768       0.1%
    Seiko Epson Corp.                                            23,700    480,348       0.2%
    Seria Co., Ltd.                                               1,700    134,112       0.1%
    Seven & I Holdings Co., Ltd.                                 19,600    818,090       0.4%
#   Seven Bank, Ltd.                                             49,700    152,787       0.1%
    Shimadzu Corp.                                               13,000    189,158       0.1%
#   Shimano, Inc.                                                 2,300    393,253       0.2%
    Shimizu Corp.                                                17,000    151,090       0.1%
    Shionogi & Co., Ltd.                                          2,500    123,120       0.1%
    Shiseido Co., Ltd.                                           10,400    268,258       0.1%
    Showa Shell Sekiyu K.K.                                       1,400     13,044       0.0%
    Skylark Co., Ltd.                                            12,200    171,551       0.1%
    SoftBank Group Corp.                                         51,240  3,227,150       1.4%
    Sohgo Security Services Co., Ltd.                             1,500     68,315       0.0%
    Sony Corp.                                                   50,000  1,575,912       0.7%
    Stanley Electric Co., Ltd.                                    6,800    187,235       0.1%
    Start Today Co., Ltd.                                        14,700    257,602       0.1%
    Sugi Holdings Co., Ltd.                                       2,000    107,131       0.0%
    Sundrug Co., Ltd.                                             1,700    133,725       0.1%
    Suntory Beverage & Food, Ltd.                                 5,500    240,484       0.1%
    Suruga Bank, Ltd.                                               700     17,089       0.0%
    Suzuki Motor Corp.                                           18,000    641,813       0.3%
    Sysmex Corp.                                                  9,000    623,719       0.3%
#   Taisei Corp.                                                 57,000    427,218       0.2%
    Takeda Pharmaceutical Co., Ltd.                               6,800    304,130       0.1%
    Temp Holdings Co., Ltd.                                       4,800     81,407       0.0%
    Terumo Corp.                                                  3,500    135,351       0.1%
    Tokyo Electron, Ltd.                                         11,700  1,055,398       0.5%
    Toray Industries, Inc.                                       57,000    530,495       0.2%
    TOTO, Ltd.                                                    6,499    259,639       0.1%
    Toyota Boshoku Corp.                                          8,200    206,730       0.1%
    Trend Micro, Inc.                                             6,300    221,850       0.1%
    Tsuruha Holdings, Inc.                                        1,600    184,613       0.1%
#   Unicharm Corp.                                                8,800    209,257       0.1%
    USS Co., Ltd.                                                11,700    197,875       0.1%
    Welcia Holdings Co., Ltd.                                       600     40,907       0.0%
#   Yahoo Japan Corp.                                            62,700    240,517       0.1%
    Yamaha Motor Co., Ltd.                                       10,300    228,815       0.1%
    Yamato Holdings Co., Ltd.                                    15,900    362,251       0.2%
    Yamazaki Baking Co., Ltd.                                    10,000    224,220       0.1%
    Yaskawa Electric Corp.                                       22,000    350,986       0.2%
    Yokogawa Electric Corp.                                       8,000    112,376       0.0%
    Zenkoku Hosho Co., Ltd.                                       3,900    167,680       0.1%
    Zensho Holdings Co., Ltd.                                    10,200    190,494       0.1%
                                                                        ----------      ----
TOTAL JAPAN                                                             53,685,796      23.8%
                                                                        ----------      ----
NETHERLANDS -- (2.5%)
#*  Altice NV Class A                                            25,824    476,299       0.2%
*   Altice NV Class B                                             6,146    114,417       0.1%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES   VALUE++  OF NET ASSETS**
                                                                 ------- --------- ---------------
    GrandVision NV                                                 8,146   186,552       0.1%
    Heineken NV                                                    5,460   449,730       0.2%
    Koninklijke KPN NV                                           140,612   458,501       0.2%
    Koninklijke Vopak NV                                           3,457   174,483       0.1%
    RELX NV                                                       73,922 1,246,512       0.5%
#   Unilever NV(B12T3J1)                                           9,659   403,997       0.2%
    Unilever NV(904784709)                                        43,684 1,826,865       0.8%
    Wolters Kluwer NV                                             18,036   697,457       0.3%
                                                                         ---------       ---
TOTAL NETHERLANDS                                                        6,034,813       2.7%
                                                                         ---------       ---
NEW ZEALAND -- (0.3%)
    Fisher & Paykel Healthcare Corp., Ltd.                        60,982   386,104       0.2%
    Spark New Zealand, Ltd.                                      151,550   396,361       0.2%
                                                                         ---------       ---
TOTAL NEW ZEALAND                                                          782,465       0.4%
                                                                         ---------       ---
NORWAY -- (0.8%)
    Aker ASA Class A                                               1,827    67,421       0.0%
*   Aker BP ASA                                                    8,093   129,501       0.1%
    Bakkafrost P/F                                                 1,610    67,503       0.0%
    Gjensidige Forsikring ASA                                     10,145   181,769       0.1%
    Kongsberg Gruppen ASA                                          4,736    67,614       0.0%
    Leroy Seafood Group ASA                                          929    49,116       0.0%
    Marine Harvest ASA                                            20,878   378,858       0.2%
    Salmar ASA                                                     2,108    68,408       0.0%
    Schibsted ASA Class A                                          3,689    88,416       0.0%
    Schibsted ASA Class B                                          4,098    92,328       0.1%
#   Telenor ASA                                                   36,717   583,978       0.3%
    TGS Nopec Geophysical Co. ASA                                  1,504    30,422       0.0%
    Veidekke ASA                                                   4,272    63,847       0.0%
                                                                         ---------       ---
TOTAL NORWAY                                                             1,869,181       0.8%
                                                                         ---------       ---
SINGAPORE -- (1.2%)
    Dairy Farm International Holdings, Ltd.                       26,100   184,549       0.1%
    Great Eastern Holdings, Ltd.                                   4,300    63,177       0.0%
    Jardine Cycle & Carriage, Ltd.                                11,444   346,549       0.1%
    Oversea-Chinese Banking Corp., Ltd.                           60,479   368,446       0.2%
    SATS, Ltd.                                                    38,500   133,936       0.1%
    Singapore Airlines, Ltd.                                      15,000   109,154       0.0%
    Singapore Exchange, Ltd.                                      74,700   380,596       0.2%
    Singapore Technologies Engineering, Ltd.                     155,600   349,815       0.1%
    Singapore Telecommunications, Ltd.                           203,700   567,697       0.2%
    StarHub, Ltd.                                                 59,100   143,460       0.1%
    United Overseas Bank, Ltd.                                    11,500   155,142       0.1%
                                                                         ---------       ---
TOTAL SINGAPORE                                                          2,802,521       1.2%
                                                                         ---------       ---
SPAIN -- (2.2%)
#   Abertis Infraestructuras SA                                   16,827   249,420       0.1%
    ACS Actividades de Construccion y Servicios SA                   768    23,498       0.0%
    Aena SA                                                        2,642   387,147       0.2%
    Amadeus IT Group SA                                           37,346 1,757,646       0.8%
    Enagas SA                                                        596    17,084       0.0%
    Gamesa Corp. Tecnologica SA                                    6,210   143,379       0.1%
    Grifols SA                                                     1,964    38,754       0.0%
    Industria de Diseno Textil SA                                 13,682   477,398       0.2%
    Red Electrica Corp. SA                                        15,438   321,612       0.1%
    Telefonica SA                                                189,541 1,925,851       0.9%
    Zardoya Otis SA                                                4,858    40,915       0.0%
                                                                         ---------       ---
TOTAL SPAIN                                                              5,382,704       2.4%
                                                                         ---------       ---

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWEDEN -- (2.3%)
    AAK AB                                                           466     30,772       0.0%
    Alfa Laval AB                                                 14,689    210,738       0.1%
    Assa Abloy AB Class B                                         25,034    454,954       0.2%
#   Atlas Copco AB Class A                                        19,227    563,256       0.3%
    Atlas Copco AB Class B                                        11,612    303,312       0.1%
    Axfood AB                                                      4,412     68,950       0.0%
    BillerudKorsnas AB                                             5,582     91,664       0.0%
    Electrolux AB Series B                                        19,219    454,882       0.2%
#*  Fingerprint Cards AB Class B                                  25,385    245,845       0.1%
    Hennes & Mauritz AB Class B                                   27,574    775,454       0.4%
    Hexpol AB                                                     10,806     88,806       0.0%
#   Husqvarna AB Class B                                          17,254    129,719       0.1%
    NCC AB Class B                                                 5,786    147,034       0.1%
    Nibe Industrier AB Class B                                    12,771     94,994       0.0%
    Sandvik AB                                                    69,156    785,710       0.4%
    Securitas AB Class B                                          23,480    362,387       0.2%
    Skanska AB Class B                                            11,414    247,873       0.1%
#   SKF AB Class A                                                   994     16,871       0.0%
    SKF AB Class B                                                32,373    548,332       0.2%
                                                                         ----------       ---
TOTAL SWEDEN                                                              5,621,553       2.5%
                                                                         ----------       ---
SWITZERLAND -- (7.5%)
    Actelion, Ltd.                                                 5,892    851,369       0.4%
    EMS-Chemie Holding AG                                            592    297,152       0.1%
    Galenica AG                                                      245    245,641       0.1%
    Geberit AG                                                     2,058    870,060       0.4%
    Givaudan SA                                                      776  1,500,837       0.7%
    Kuehne + Nagel International AG                                2,797    379,111       0.2%
    Lonza Group AG                                                   698    131,714       0.1%
    Nestle SA                                                     13,869  1,005,695       0.4%
    Partners Group Holding AG                                        968    490,040       0.2%
    Roche Holding AG(7108918)                                      1,195    277,736       0.1%
    Roche Holding AG(7110388)                                     29,029  6,667,426       3.0%
    Schindler Holding AG                                           1,430    264,704       0.1%
    SGS SA                                                           366    740,818       0.3%
    Sika AG                                                          241  1,158,356       0.5%
    Sonova Holding AG                                              1,449    194,329       0.1%
    Straumann Holding AG                                             544    204,104       0.1%
    Swisscom AG                                                    2,298  1,050,468       0.5%
    Syngenta AG                                                    4,072  1,629,475       0.7%
                                                                         ----------       ---
TOTAL SWITZERLAND                                                        17,959,035       8.0%
                                                                         ----------       ---
UNITED KINGDOM -- (14.9%)
    Admiral Group P.L.C.                                          10,526    246,616       0.1%
    Ashtead Group P.L.C.                                          57,487    895,735       0.4%
    AstraZeneca P.L.C. Sponsored ADR                              69,175  1,959,036       0.9%
    BAE Systems P.L.C.                                           279,385  1,851,136       0.8%
    British American Tobacco P.L.C.                               21,589  1,237,329       0.5%
#   British American Tobacco P.L.C. Sponsored ADR                 28,092  3,227,490       1.4%
    BT Group P.L.C.                                              386,214  1,772,737       0.8%

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
    Bunzl P.L.C.                                                    13,877     372,560       0.2%
    Burberry Group P.L.C.                                           24,646     444,492       0.2%
    Capita P.L.C.                                                   38,821     277,877       0.1%
    Centrica P.L.C.                                                708,675   1,856,200       0.8%
    Compass Group P.L.C.                                            74,325   1,344,849       0.6%
    Croda International P.L.C.                                       9,363     400,391       0.2%
    Diageo P.L.C.                                                      999      26,590       0.0%
#   Diageo P.L.C. Sponsored ADR                                      6,322     679,805       0.3%
    DS Smith P.L.C.                                                 38,429     187,387       0.1%
    Experian P.L.C.                                                 61,861   1,189,249       0.5%
    G4S P.L.C.                                                     100,158     269,036       0.1%
    GKN P.L.C.                                                      58,511     228,182       0.1%
#   GlaxoSmithKline P.L.C. Sponsored ADR                           106,579   4,264,226       1.9%
    Hargreaves Lansdown P.L.C.                                      25,372     359,690       0.2%
    Imperial Brands P.L.C.                                          26,528   1,283,208       0.6%
    Inmarsat P.L.C.                                                 36,820     315,844       0.1%
#   InterContinental Hotels Group P.L.C. ADR                        16,168     637,821       0.3%
    Intertek Group P.L.C.                                           14,860     619,990       0.3%
    ITV P.L.C.                                                     298,588     622,481       0.3%
    Johnson Matthey P.L.C.                                           8,512     354,807       0.2%
*   Liberty Global P.L.C. LiLAC Class A                                 43       1,197       0.0%
*   Liberty Global P.L.C. LiLAC Class C                                107       2,952       0.0%
    Mondi P.L.C.                                                    17,040     332,545       0.1%
    Next P.L.C.                                                     12,502     735,540       0.3%
    Provident Financial P.L.C.                                       6,443     232,272       0.1%
    Reckitt Benckiser Group P.L.C.                                   8,239     737,065       0.3%
    RELX P.L.C.                                                     53,792     960,195       0.4%
    Rentokil Initial P.L.C.                                        157,366     438,944       0.2%
    Rightmove P.L.C.                                                 7,950     362,895       0.2%
    Rolls-Royce Holdings P.L.C.(B63H849)                            86,185     765,031       0.3%
    Rolls-Royce Holdings P.L.C.(BZC0LD2)                         3,964,510       4,853       0.0%
    Sage Group P.L.C. (The)                                         23,500     207,340       0.1%
    Sky P.L.C.                                                      55,248     552,328       0.2%
    Smiths Group P.L.C.                                              6,137     106,343       0.0%
    TUI AG                                                          64,673     819,777       0.4%
    Unilever P.L.C.                                                    712      29,725       0.0%
    Unilever P.L.C. Sponsored ADR                                   36,915   1,538,248       0.7%
    Whitbread P.L.C.                                                 3,252     143,658       0.1%
    Wolseley P.L.C.                                                 12,725     660,039       0.3%
                                                                           -----------      ----
TOTAL UNITED KINGDOM                                                        35,555,711      15.7%
                                                                           -----------      ----
TOTAL COMMON STOCKS                                                        224,326,854      99.3%
                                                                           -----------      ----

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                  --------- ------------ ---------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
     Fuchs Petrolub SE                                                3,032      135,710        0.1%
     Sartorius AG                                                     2,864      225,444        0.1%
                                                                            ------------      -----
TOTAL GERMANY                                                                    361,154        0.2%
                                                                            ------------      -----
TOTAL PREFERRED STOCKS                                                           361,154        0.2%
                                                                            ------------      -----
TOTAL INVESTMENT SECURITIES                                                  224,688,008
                                                                            ------------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@ DFA Short Term Investment Fund                               1,271,261   14,711,031        6.5%
                                                                            ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $237,464,746)                           $239,399,039      106.0%
                                                                            ============      =====

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia                                      -- $ 15,079,871   --    $ 15,079,871
   Austria                                        --      216,542   --         216,542
   Belgium                               $   825,768      112,871   --         938,639
   Canada                                 19,448,412           --   --      19,448,412
   Denmark                                        --    2,807,748   --       2,807,748
   Finland                                        --    1,881,473   --       1,881,473
   France                                         --   20,645,674   --      20,645,674
   Germany                                        --   19,787,589   --      19,787,589
   Hong Kong                                  38,000    7,334,027   --       7,372,027
   Ireland                                        --      946,799   --         946,799
   Israel                                    460,124      725,545   --       1,185,669
   Italy                                          --    4,322,632   --       4,322,632
   Japan                                          --   53,685,796   --      53,685,796
   Netherlands                             1,826,865    4,207,948   --       6,034,813
   New Zealand                                    --      782,465   --         782,465
   Norway                                         --    1,869,181   --       1,869,181
   Singapore                                      --    2,802,521   --       2,802,521
   Spain                                          --    5,382,704   --       5,382,704
   Sweden                                         --    5,621,553   --       5,621,553
   Switzerland                                    --   17,959,035   --      17,959,035
   United Kingdom                         12,310,775   23,244,936   --      35,555,711
Preferred Stocks
   Germany                                        --      361,154   --         361,154
Securities Lending Collateral                     --   14,711,031   --      14,711,031
                                         ----------- ------------   --    ------------
TOTAL                                    $34,909,944 $204,489,095   --    $239,399,039
                                         =========== ============   ==    ============

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2016

                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (6.5%)
    Adelaide Brighton, Ltd.                                      67,274 $273,327       0.2%
#   Ainsworth Game Technology, Ltd.                              12,620   17,117       0.0%
#   Altium, Ltd.                                                  3,786   22,538       0.0%
    Amaysim Australia, Ltd.                                       8,280   13,576       0.0%
    AP Eagers, Ltd.                                              10,134   75,514       0.1%
*   APN News & Media, Ltd.                                       37,755   76,791       0.1%
#   APN Outdoor Group, Ltd.                                      22,812   82,268       0.1%
    Appen, Ltd.                                                  11,057   25,267       0.0%
#   ARB Corp., Ltd.                                               9,406  121,819       0.1%
#   Asaleo Care, Ltd.                                            51,720   57,304       0.1%
*   ASG Group, Ltd.                                              22,764   27,645       0.0%
    Automotive Holdings Group, Ltd.                              21,285   65,425       0.1%
#   Bellamy's Australia, Ltd.                                    11,581  100,006       0.1%
#   Blackmores, Ltd.                                              1,573  133,756       0.1%
#   Blue Sky Alternative Investments, Ltd.                        1,353    7,479       0.0%
    Breville Group, Ltd.                                         17,892  125,824       0.1%
    BT Investment Management, Ltd.                               27,550  193,114       0.2%
    carsales.com, Ltd.                                           33,428  270,540       0.2%
    Collins Foods, Ltd.                                           9,332   34,096       0.0%
    Corporate Travel Management, Ltd.                             9,586  138,193       0.1%
#   Cover-More Group, Ltd.                                       19,920   21,544       0.0%
    Credit Corp. Group, Ltd.                                      6,299   84,764       0.1%
#*  DSHE Holdings, Ltd.                                          13,091       --       0.0%
    DuluxGroup, Ltd.                                             63,393  310,029       0.3%
#*  Elders, Ltd.                                                 19,264   56,825       0.1%
    Event Hospitality and Entertainment, Ltd.                    13,216  140,584       0.1%
    Evolution Mining, Ltd.                                       97,383  171,732       0.2%
    Flight Centre Travel Group, Ltd.                              7,625  195,912       0.2%
#   G8 Education, Ltd.                                           41,126   98,665       0.1%
#   GBST Holdings, Ltd.                                           6,528   18,925       0.0%
    GWA Group, Ltd.                                              30,909   66,999       0.1%
#   Hansen Technologies, Ltd.                                    24,259   75,809       0.1%
    Infomedia, Ltd.                                              45,242   26,126       0.0%
    Integrated Research, Ltd.                                    19,978   35,061       0.0%
#   InvoCare, Ltd.                                               17,853  177,141       0.2%
    IRESS, Ltd.                                                  21,560  185,659       0.2%
    iSentia Group, Ltd.                                          29,237   78,129       0.1%
    JB Hi-Fi, Ltd.                                               18,244  393,284       0.3%
    Magellan Financial Group, Ltd.                               19,501  314,920       0.3%
    McMillan Shakespeare, Ltd.                                    8,974   73,722       0.1%
#   Monadelphous Group, Ltd.                                     10,794   76,278       0.1%
    Monash IVF Group, Ltd.                                       29,564   47,405       0.0%
    Mortgage Choice, Ltd.                                         3,804    6,476       0.0%
    Navitas, Ltd.                                                34,953  138,995       0.1%
*   Nearmap, Ltd.                                                21,948   13,323       0.0%
*   NetComm Wireless, Ltd.                                        5,700    9,813       0.0%
    nib holdings, Ltd.                                           65,779  240,891       0.2%
    Nick Scali, Ltd.                                              6,436   28,354       0.0%
#   Northern Star Resources, Ltd.                                89,146  288,337       0.2%
    OFX Group, Ltd.                                              31,157   36,677       0.0%
    oOh!media, Ltd.                                              11,547   37,502       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
AUSTRALIA -- (Continued)
    Orora, Ltd.                                                   71,964 $  158,578       0.1%
    Pact Group Holdings, Ltd.                                     26,005    129,633       0.1%
    Perpetual, Ltd.                                                6,203    212,997       0.2%
#   Platinum Asset Management, Ltd.                               32,099    121,566       0.1%
    Pro Medicus, Ltd.                                              5,887     22,239       0.0%
    RCG Corp., Ltd.                                               18,721     20,691       0.0%
    Reckon, Ltd.                                                   7,098      8,524       0.0%
    Reece, Ltd.                                                    2,551     85,259       0.1%
    Regis Healthcare, Ltd.                                        17,655     52,792       0.1%
    Regis Resources, Ltd.                                         66,897    168,711       0.1%
    Reject Shop, Ltd. (The)                                        4,062     23,055       0.0%
#   Resolute Mining, Ltd.                                         98,161    115,953       0.1%
    Retail Food Group, Ltd.                                       15,906     81,823       0.1%
    SAI Global, Ltd.                                              27,178     96,642       0.1%
    Sandfire Resources NL                                         21,311     84,063       0.1%
*   Saracen Mineral Holdings, Ltd.                               119,206    103,002       0.1%
#   SeaLink Travel Group, Ltd.                                     7,575     24,581       0.0%
    Servcorp, Ltd.                                                 7,984     48,165       0.0%
    SG Fleet Group, Ltd.                                          14,919     40,747       0.0%
#   Silver Chef, Ltd.                                              4,603     37,130       0.0%
    Sirtex Medical, Ltd.                                           9,868    208,871       0.2%
    SmartGroup Corp., Ltd.                                        11,482     52,131       0.0%
    SpeedCast International, Ltd.                                 11,319     34,340       0.0%
#*  St Barbara, Ltd.                                              90,318    184,340       0.2%
    Super Retail Group, Ltd.                                      20,724    154,067       0.1%
    Tabcorp Holdings, Ltd.                                       105,571    387,866       0.3%
    Technology One, Ltd.                                          36,003    153,753       0.1%
    Village Roadshow, Ltd.                                         4,197     16,226       0.0%
    Virtus Health, Ltd.                                            9,903     52,408       0.0%
    Vita Group, Ltd.                                              15,220     47,301       0.0%
    Webjet, Ltd.                                                  14,643    121,641       0.1%
                                                                         ----------       ---
TOTAL AUSTRALIA                                                           8,360,575       7.0%
                                                                         ----------       ---
AUSTRIA -- (1.0%)
    ANDRITZ AG                                                    11,026    576,498       0.5%
#   DO & CO AG                                                       883     68,418       0.1%
    Lenzing AG                                                       939    122,380       0.1%
    Oesterreichische Post AG                                       5,562    191,902       0.2%
    Palfinger AG                                                   1,846     55,843       0.0%
    Porr Ag                                                          948     34,073       0.0%
    RHI AG                                                           865     21,771       0.0%
    Rosenbauer International AG                                      604     35,283       0.0%
    Semperit AG Holding                                            1,367     37,069       0.0%
    Telekom Austria AG                                            10,822     62,156       0.1%
                                                                         ----------       ---
TOTAL AUSTRIA                                                             1,205,393       1.0%
                                                                         ----------       ---
BELGIUM -- (1.3%)
*   AGFA-Gevaert NV                                               23,930     99,456       0.1%
    bpost SA                                                      13,114    348,891       0.3%
    Cie d'Entreprises CFE                                            282     31,084       0.0%
    Econocom Group SA                                              6,567     97,653       0.1%
    EVS Broadcast Equipment SA                                     1,947     68,157       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
BELGIUM -- (Continued)
#*  Fagron                                                         4,627 $   45,494       0.0%
    Ion Beam Applications                                          2,495    118,490       0.1%
    Kinepolis Group NV                                             2,310    103,941       0.1%
    Lotus Bakeries                                                    32     87,921       0.1%
    Melexis NV                                                     3,431    224,633       0.2%
    Ontex Group NV                                                   509     15,396       0.0%
*   Orange Belgium SA                                              4,333     97,590       0.1%
    Resilux                                                           99     16,483       0.0%
    Sioen Industries NV                                              349     10,405       0.0%
*   Tessenderlo Chemie NV                                          3,833    127,967       0.1%
    Umicore SA                                                       691     42,000       0.0%
    Van de Velde NV                                                1,055     74,307       0.1%
                                                                         ----------       ---
TOTAL BELGIUM                                                             1,609,868       1.4%
                                                                         ----------       ---
CANADA -- (9.8%)
    AGT Food & Ingredients, Inc.                                   2,700     76,775       0.1%
    Aimia, Inc.                                                   23,797    128,628       0.1%
*   Air Canada                                                     9,027     85,135       0.1%
    AirBoss of America Corp.                                       1,900     18,004       0.0%
    Algonquin Power & Utilities Corp.                             32,547    287,543       0.2%
    Altus Group, Ltd.                                              4,971    107,218       0.1%
    Andrew Peller, Ltd. Class A                                    6,300     52,324       0.0%
*   ATS Automation Tooling Systems, Inc.                           1,304     11,180       0.0%
    AutoCanada, Inc.                                                 700     11,508       0.0%
#*  Avigilon Corp.                                                 3,700     23,447       0.0%
*   B2Gold Corp.                                                 121,500    351,465       0.3%
#   Badger Daylighting, Ltd.                                       5,038    108,851       0.1%
#*  Birchcliff Energy, Ltd.                                       27,696    176,339       0.2%
    Bird Construction, Inc.                                        5,468     44,843       0.0%
    BMTC Group, Inc.                                                 100        992       0.0%
#   Bonterra Energy Corp.                                          2,473     46,536       0.0%
    Boralex, Inc. Class A                                          9,428    135,238       0.1%
*   BRP, Inc.                                                      5,174    100,024       0.1%
    Calian Group, Ltd.                                               400      7,485       0.0%
*   Canfor Corp.                                                   7,438     82,515       0.1%
    Canfor Pulp Products, Inc.                                     2,672     20,200       0.0%
    CanWel Building Materials Group, Ltd.                          3,700     18,068       0.0%
*   Celestica, Inc.                                               11,252    133,131       0.1%
    Cineplex, Inc.                                                 9,583    364,373       0.3%
    Clearwater Seafoods, Inc.                                      4,851     49,367       0.0%
    Cogeco Communications, Inc.                                    1,351     63,012       0.1%
    Cogeco, Inc.                                                   1,000     36,867       0.0%
    Colliers International Group, Inc.                             5,309    184,843       0.2%
    Computer Modelling Group, Ltd.                                13,356     98,778       0.1%
    Corby Spirit and Wine, Ltd.                                    1,200     21,776       0.0%
    Cott Corp.                                                    19,549    256,368       0.2%
*   CRH Medical Corp.                                             17,865     86,575       0.1%
*   Descartes Systems Group, Inc. (The)                            5,941    123,799       0.1%
    DHX Media, Ltd.(BRF12N3)                                       1,900      9,632       0.0%
    DHX Media, Ltd.(BRF12P5)                                      12,000     60,926       0.1%
    DirectCash Payments, Inc.                                      1,573     22,270       0.0%
*   DIRTT Environmental Solutions                                  7,400     27,254       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
CANADA -- (Continued)
*   Endeavour Mining Corp.                                        8,365 $163,396       0.1%
#   Enercare, Inc.                                               15,087  217,987       0.2%
    Enghouse Systems, Ltd.                                        2,107   79,156       0.1%
    Evertz Technologies, Ltd.                                     3,300   40,300       0.0%
    Exchange Income Corp.                                         3,800  106,637       0.1%
    Exco Technologies, Ltd.                                       4,161   35,675       0.0%
#   Extendicare, Inc.                                            12,625   86,783       0.1%
    Fiera Capital Corp.                                           4,800   43,051       0.0%
    Finning International, Inc.                                   5,300   98,627       0.1%
    First National Financial Corp.                                2,437   44,423       0.0%
    FirstService Corp.                                            5,450  220,836       0.2%
    Freehold Royalties, Ltd.                                     11,157  104,807       0.1%
#   Gamehost, Inc.                                                2,400   18,931       0.0%
    Gluskin Sheff + Associates, Inc.                              3,747   44,948       0.0%
*   Great Canadian Gaming Corp.                                   7,800  129,564       0.1%
*   Guyana Goldfields, Inc.                                      19,661  115,653       0.1%
    High Liner Foods, Inc.                                        3,616   66,238       0.1%
*   IMAX Corp.                                                    6,684  202,191       0.2%
    Information Services Corp.                                    2,603   34,874       0.0%
#   Innergex Renewable Energy, Inc.                              14,600  162,295       0.1%
    Intertape Polymer Group, Inc.                                10,946  185,412       0.2%
    Jean Coutu Group PJC, Inc. (The) Class A                     10,958  165,028       0.1%
    K-Bro Linen, Inc.                                               803   23,025       0.0%
#*  Kirkland Lake Gold, Inc.                                     18,293  126,836       0.1%
*   Klondex Mines, Ltd.                                          23,138  127,481       0.1%
    Leon's Furniture, Ltd.                                        2,432   30,207       0.0%
    Logistec Corp. Class B                                          800   21,627       0.0%
    Lucara Diamond Corp.                                         51,000  144,106       0.1%
    MacDonald Dettwiler & Associates, Ltd.                        4,781  273,643       0.2%
    Magellan Aerospace Corp.                                      2,900   39,674       0.0%
    Mandalay Resources Corp.                                     11,258    8,393       0.0%
    Manitoba Telecom Services, Inc.                               3,115   87,066       0.1%
    Mediagrif Interactive Technologies, Inc.                      1,500   20,633       0.0%
    Medical Facilities Corp.                                      5,347   87,223       0.1%
    Morneau Shepell, Inc.                                         9,000  134,467       0.1%
    MTY Food Group, Inc.                                          3,000  108,253       0.1%
    Mullen Group, Ltd.                                           13,154  182,310       0.2%
    New Flyer Industries, Inc.                                    6,683  186,843       0.2%
    Norbord, Inc.                                                 7,600  178,767       0.2%
    North West Co., Inc. (The)                                    7,493  143,011       0.1%
#   Northland Power, Inc.                                        16,633  297,616       0.3%
    OceanaGold Corp.                                             80,480  246,006       0.2%
*   Parex Resources, Inc.                                        19,980  229,845       0.2%
#   Parkland Fuel Corp.                                          14,012  327,291       0.3%
    Pason Systems, Inc.                                           9,002  102,349       0.1%
*   Points International, Ltd.                                      700    5,798       0.0%
    Premium Brands Holdings Corp.                                 3,800  183,895       0.2%
    Pure Technologies, Ltd.                                       6,800   24,639       0.0%
*   Raging River Exploration, Inc.                               32,081  257,117       0.2%
    Richelieu Hardware, Ltd.                                      8,445  162,377       0.1%
*   Richmont Mines, Inc.                                         10,195   96,531       0.1%
    Rogers Sugar, Inc.                                           11,900   55,716       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
CANADA -- (Continued)
    Sandvine Corp.                                                4,232 $     9,497       0.0%
*   SEMAFO, Inc.                                                 47,500     186,275       0.2%
    ShawCor, Ltd.                                                 8,470     211,861       0.2%
    Sienna Senior Living, Inc.                                    5,790      68,938       0.1%
*   Silver Standard Resources, Inc.                               2,128      23,348       0.0%
*   Solium Capital, Inc.                                          6,900      38,016       0.0%
    Stantec, Inc.                                                14,060     312,794       0.3%
    Stella-Jones, Inc.                                            6,700     237,769       0.2%
#   Student Transportation, Inc.                                 10,055      58,248       0.1%
    Superior Plus Corp.                                          20,838     185,496       0.2%
#*  Theratechnologies, Inc.                                      12,159      29,552       0.0%
    Toromont Industries, Ltd.                                    12,004     352,611       0.3%
    Transcontinental, Inc. Class A                                6,800      90,951       0.1%
    TransForce, Inc.                                             11,550     262,034       0.2%
#*  Trilogy Energy Corp.                                          7,092      38,069       0.0%
    Uni-Select, Inc.                                              7,000     157,504       0.1%
    Western Forest Products, Inc.                                57,628      87,647       0.1%
    WestJet Airlines, Ltd.                                          700      11,455       0.0%
    Westshore Terminals Investment Corp.                          8,641     166,661       0.1%
    Winpak, Ltd.                                                  5,300     181,132       0.2%
    ZCL Composites, Inc.                                          4,900      42,706       0.0%
                                                                        -----------      ----
TOTAL CANADA                                                             12,465,410      10.5%
                                                                        -----------      ----
CHINA -- (0.0%)
*   Lifestyle China Group, Ltd.                                  55,500      15,590       0.0%
                                                                        -----------      ----
DENMARK -- (1.9%)
    Ambu A.S. Class B                                             4,120     213,518       0.2%
    DFDS A.S.                                                     3,783     182,788       0.2%
    GN Store Nord A.S.                                           22,718     460,454       0.4%
*   H+H International A.S. Class B                                2,233      22,434       0.0%
    IC Group A.S.                                                   770      18,195       0.0%
#   NNIT A.S.                                                     1,360      40,444       0.0%
    Per Aarsleff Holding A.S.                                       824      19,441       0.0%
    Rockwool International A.S. Class A                              90      14,655       0.0%
    Rockwool International A.S. Class B                             993     166,087       0.1%
    Royal Unibrew A.S.                                            6,763     316,383       0.3%
    SimCorp A.S.                                                  6,294     347,577       0.3%
*   Topdanmark A.S.                                              11,942     321,393       0.3%
    Tryg A.S.                                                       562      10,960       0.0%
*   William Demant Holding A.S.                                  17,995     334,834       0.3%
                                                                        -----------      ----
TOTAL DENMARK                                                             2,469,163       2.1%
                                                                        -----------      ----
FINLAND -- (2.5%)
    Alma Media Oyj                                                  751       4,327       0.0%
    Amer Sports Oyj                                              14,606     397,419       0.3%
    Comptel Oyj                                                  16,466      38,832       0.0%
    Elisa Oyj                                                    16,557     557,825       0.5%
    F-Secure Oyj                                                 14,578      51,542       0.1%
    Huhtamaki Oyj                                                10,672     430,700       0.4%
    Konecranes Oyj                                                6,985     237,925       0.2%
    Lassila & Tikanoja Oyj                                        4,111      85,590       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FINLAND -- (Continued)
    Oriola-KD Oyj Class B                                        17,922 $   83,989       0.1%
    Orion Oyj Class A                                             3,737    158,744       0.1%
    Orion Oyj Class B                                            14,096    599,981       0.5%
    Ponsse Oy                                                     1,593     39,803       0.0%
    Ramirent Oyj                                                  5,723     42,198       0.0%
    Revenio Group Oyj                                               746     21,925       0.0%
    Tieto Oyj                                                     6,942    190,436       0.2%
    Tikkurila Oyj                                                 6,215    119,659       0.1%
    Uponor Oyj                                                    7,174    122,039       0.1%
    Vaisala Oyj Class A                                             503     17,084       0.0%
                                                                        ----------       ---
TOTAL FINLAND                                                            3,200,018       2.7%
                                                                        ----------       ---
FRANCE -- (4.8%)
    ABC Arbitrage                                                 3,480     28,938       0.0%
#*  Air France-KLM                                               17,150    104,541       0.1%
    Akka Technologies                                               886     30,980       0.0%
    Alten SA                                                      3,482    248,786       0.2%
    Altran Technologies SA                                       13,149    187,616       0.2%
    Aubay                                                           818     23,196       0.0%
    Bastide le Confort Medical                                      488     12,004       0.0%
    BioMerieux                                                      846    123,254       0.1%
    Boiron SA                                                       892     75,391       0.1%
    Burelle SA                                                       13     12,784       0.0%
*   Cegid Group SA                                                  618         --       0.0%
    Devoteam SA                                                     587     31,702       0.0%
    Elior Group                                                  10,182    228,732       0.2%
    Eurofins Scientific SE                                          318    144,514       0.1%
    Euronext NV                                                   7,904    316,521       0.3%
    Exel Industries Class A                                         238     17,425       0.0%
    Faurecia                                                      8,359    308,125       0.3%
    Gaztransport Et Technigaz SA                                  2,153     72,743       0.1%
    Groupe Crit                                                     163     10,750       0.0%
    Groupe Eurotunnel SE                                         21,799    204,024       0.2%
*   Groupe Fnac SA                                                  975     66,557       0.1%
*   Groupe Gorge                                                    423      9,097       0.0%
    Guerbet                                                       1,092     64,895       0.1%
    Havas SA                                                      9,911     80,674       0.1%
*   ID Logistics Group                                              273     38,508       0.0%
    Ingenico Group SA                                             2,613    206,683       0.2%
    Ipsen SA                                                      4,202    290,489       0.2%
    Le Noble Age                                                    725     25,511       0.0%
    Lectra                                                        3,152     56,974       0.1%
    Linedata Services                                               491     22,647       0.0%
    LISI                                                          1,963     58,151       0.1%
    Metropole Television SA                                       8,527    148,571       0.1%
    MGI Coutier                                                     993     27,917       0.0%
#   Oeneo SA                                                      3,907     34,834       0.0%
    Plastic Omnium SA                                             8,080    263,486       0.2%
    Sartorius Stedim Biotech                                      2,022    136,435       0.1%
    SEB SA                                                        2,861    421,069       0.4%
    Somfy SA                                                        121     50,487       0.0%
    Sopra Steria Group                                            1,401    142,529       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
FRANCE -- (Continued)
    Stef SA                                                         147 $   11,380       0.0%
    Synergie SA                                                   1,429     46,224       0.0%
    Tarkett SA                                                    1,829     65,134       0.1%
    Technicolor SA                                               45,659    266,736       0.2%
    Teleperformance                                               7,151    755,557       0.6%
    Tessi SA                                                        132     20,120       0.0%
    Trigano SA                                                      761     53,828       0.1%
*   Ubisoft Entertainment SA                                     12,800    435,527       0.4%
*   Worldline SA                                                  5,287    145,222       0.1%
                                                                        ----------       ---
TOTAL FRANCE                                                             6,127,268       5.2%
                                                                        ----------       ---
GERMANY -- (5.6%)
    Amadeus Fire AG                                                 719     57,760       0.1%
    Axel Springer SE                                              3,642    182,461       0.2%
    Basler AG                                                       591     37,232       0.0%
    Bechtle AG                                                    1,063    111,797       0.1%
    Bertrandt AG                                                    723     76,899       0.1%
    BRAAS Monier Building Group SA                                1,725     49,713       0.0%
    CENIT AG                                                      1,465     36,604       0.0%
    Cewe Stiftung & Co. KGAA                                        665     63,721       0.1%
    CompuGroup Medical SE                                         3,549    157,264       0.1%
*   Constantin Medien AG                                          7,778     17,571       0.0%
    CTS Eventim AG & Co. KGaA                                     6,196    222,376       0.2%
    Delticom AG                                                     277      5,275       0.0%
*   Dialog Semiconductor P.L.C.                                   9,177    360,904       0.3%
    Dr Hoenle AG                                                    472     13,095       0.0%
    Drillisch AG                                                  6,362    290,683       0.2%
    Duerr AG                                                      3,063    228,408       0.2%
    Fielmann AG                                                   3,292    228,476       0.2%
    Freenet AG                                                    6,911    198,132       0.2%
    Fuchs Petrolub SE                                             4,186    165,636       0.1%
    Gerresheimer AG                                               3,949    297,873       0.3%
    GFT Technologies SE                                           3,181     63,669       0.1%
    Grammer AG                                                      756     43,278       0.0%
*   H&R GmbH & Co. KGaA                                           1,191     22,049       0.0%
#*  Heidelberger Druckmaschinen AG                               28,129     74,702       0.1%
    Hugo Boss AG                                                  7,202    452,864       0.4%
    KION Group AG                                                 6,683    403,789       0.3%
*   Koenig & Bauer AG                                             1,241     58,407       0.1%
    Krones AG                                                     1,723    175,745       0.1%
*   KUKA AG                                                       3,429    389,126       0.3%
    Leifheit AG                                                     408     26,435       0.0%
    MTU Aero Engines AG                                           6,697    699,327       0.6%
    Nemetschek SE                                                 3,181    198,405       0.2%
    Norma Group SE                                                3,608    166,015       0.1%
    OHB SE                                                          467      9,685       0.0%
*   Patrizia Immobilien AG                                        4,678     96,833       0.1%
    Pfeiffer Vacuum Technology AG                                   631     57,256       0.1%
    Rational AG                                                     484    251,485       0.2%
    S&T AG                                                        2,622     25,882       0.0%
#   Schaltbau Holding AG                                            791     24,478       0.0%
    Sixt SE                                                       1,646     99,880       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
GERMANY -- (Continued)
    Software AG                                                      1,957 $   71,126       0.1%
*   Stabilus SA                                                      2,716    141,673       0.1%
    Stada Arzneimittel AG                                            8,232    412,823       0.3%
#   Stroeer SE & Co. KGaA                                            3,060    139,997       0.1%
    Takkt AG                                                         4,021     95,367       0.1%
    Washtec AG                                                       1,821     92,665       0.1%
    XING AG                                                            336     68,529       0.1%
    Zeal Network SE                                                    686     23,314       0.0%
                                                                           ----------       ---
TOTAL GERMANY                                                               7,186,684       6.1%
                                                                           ----------       ---
HONG KONG -- (3.0%)
    APT Satellite Holdings, Ltd.                                    45,750     30,071       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.                   500        677       0.0%
    ASM Pacific Technology, Ltd.                                    27,600    265,914       0.2%
#*  Auto Italia Holdings                                           300,000      4,993       0.0%
    BEP International Holdings, Ltd.                             1,510,000     99,102       0.1%
    Bonjour Holdings, Ltd.                                          77,000      3,316       0.0%
    Bright Smart Securities & Commodities Group, Ltd.               98,000     41,531       0.0%
#   Brightoil Petroleum Holdings, Ltd.                             424,000    121,893       0.1%
    Cafe de Coral Holdings, Ltd.                                    48,000    169,476       0.2%
    China LNG Group, Ltd.                                        1,380,000     40,303       0.0%
*   China Medical & Healthcare Group, Ltd.                         210,000     12,017       0.0%
#*  China Smarter Energy Group Holdings, Ltd.                      354,000     39,672       0.0%
    Chow Sang Sang Holdings International, Ltd.                     22,000     38,842       0.0%
    CITIC Telecom International Holdings, Ltd.                     148,000     50,486       0.0%
#   CK Life Sciences International Holdings, Inc.                  216,000     18,903       0.0%
    CNQC International Holdings, Ltd.                               45,000     17,388       0.0%
    Emperor Capital Group, Ltd.                                    150,000     15,813       0.0%
#   Fairwood Holdings, Ltd.                                         16,500     76,561       0.1%
#*  GCL New Energy Holdings, Ltd.                                  792,000     46,855       0.0%
    Giordano International, Ltd.                                   142,000     75,230       0.1%
#   Guotai Junan International Holdings, Ltd.                      292,000    111,505       0.1%
#   Haitong International Securities Group, Ltd.                    70,162     44,889       0.0%
    HKBN, Ltd.                                                     144,500    170,577       0.2%
#   Hong Kong Aircraft Engineering Co., Ltd.                         3,200     22,797       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.          130,000     41,868       0.0%
#   IGG, Inc.                                                       72,000     52,483       0.1%
*   iOne Holdings, Ltd.                                            180,000      4,630       0.0%
    Johnson Electric Holdings, Ltd.                                 38,375     92,754       0.1%
    L'Occitane International SA                                     54,250    112,416       0.1%
*   L'sea Resources International Holdings, Ltd.                   430,000      8,238       0.0%
    Lifestyle International Holdings, Ltd.                          63,500     85,075       0.1%
    Luk Fook Holdings International, Ltd.                           42,000    123,157       0.1%
    Man Wah Holdings, Ltd.                                         177,600    117,872       0.1%
    NagaCorp, Ltd.                                                 188,000    117,433       0.1%
#   Pacific Textiles Holdings, Ltd.                                102,000    128,513       0.1%
#*  Paradise Entertainment, Ltd.                                    36,000      8,858       0.0%
    Pico Far East Holdings, Ltd.                                   138,000     41,977       0.0%
    Playmates Toys, Ltd.                                            56,000      8,787       0.0%
*   Qianhai Health Holdings, Ltd.                                  107,500      2,274       0.0%
*   Rentian Technology Holdings, Ltd.                              260,000     17,389       0.0%
    SA SA International Holdings, Ltd.                             128,488     58,747       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
HONG KONG -- (Continued)
#   Shenwan Hongyuan HK, Ltd.                                     35,000 $   19,253       0.0%
    SITC International Holdings Co., Ltd.                        139,000     82,196       0.1%
    Sitoy Group Holdings, Ltd.                                    26,000      9,339       0.0%
    SmarTone Telecommunications Holdings, Ltd.                    39,500     59,626       0.1%
    Stella International Holdings, Ltd.                           53,500     92,735       0.1%
#   Television Broadcasts, Ltd.                                   39,200    141,900       0.1%
    Texwinca Holdings, Ltd.                                       98,000     68,560       0.1%
#*  TOM Group, Ltd.                                               96,000     23,470       0.0%
    Town Health International Medical Group, Ltd.                130,000     20,773       0.0%
    Tradelink Electronic Commerce, Ltd.                           60,000     12,822       0.0%
#   Tsui Wah Holdings, Ltd.                                      108,000     18,514       0.0%
*   United Laboratories International Holdings, Ltd. (The)        24,000     13,214       0.0%
    Value Partners Group, Ltd.                                    64,000     61,049       0.1%
    Varitronix International, Ltd.                                17,000      6,916       0.0%
    Vitasoy International Holdings, Ltd.                         108,000    225,553       0.2%
    VTech Holdings, Ltd.                                          21,200    260,044       0.2%
*   Xinyi Automobile Glass Hong Kong Enterprises, Ltd.            26,500      5,168       0.0%
    Xinyi Glass Holdings, Ltd.                                   212,000    182,285       0.2%
                                                                         ----------       ---
TOTAL HONG KONG                                                           3,844,699       3.2%
                                                                         ----------       ---
IRELAND -- (0.3%)
    Glanbia P.L.C.                                                19,622    319,642       0.3%
    Irish Continental Group P.L.C.                                19,445     90,682       0.1%
    Kingspan Group P.L.C.                                            293      7,175       0.0%
                                                                         ----------       ---
TOTAL IRELAND                                                               417,499       0.4%
                                                                         ----------       ---
ISRAEL -- (0.6%)
    Avgol Industries 1953, Ltd.                                   10,796     12,776       0.0%
*   Cellcom Israel, Ltd.                                           9,208     69,492       0.1%
    Delek Automotive Systems, Ltd.                                 5,430     46,398       0.1%
    Direct Insurance Financial Investments, Ltd.                   1,450     12,325       0.0%
    El Al Israel Airlines                                         29,839     29,088       0.0%
*   Electra Consumer Products 1970, Ltd.                             361      4,782       0.0%
    Hilan, Ltd.                                                    2,508     38,480       0.0%
    IDI Insurance Co., Ltd.                                          639     31,696       0.0%
    Maytronics, Ltd.                                               4,019     14,218       0.0%
*   Naphtha Israel Petroleum Corp., Ltd.                           3,421     18,559       0.0%
*   Oil Refineries, Ltd.                                           9,279      3,276       0.0%
*   Partner Communications Co., Ltd.                              13,681     63,818       0.1%
    Paz Oil Co., Ltd.                                                325     50,764       0.1%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.             840     33,835       0.0%
    Shapir Engineering and Industry, Ltd.                         13,263     27,291       0.0%
    Shikun & Binui, Ltd.                                           4,564      7,911       0.0%
    Shufersal, Ltd.                                                8,563     32,328       0.0%
    Strauss Group, Ltd.                                            5,613     88,360       0.1%
*   Tower Semiconductor, Ltd.                                      9,258    143,030       0.1%
                                                                         ----------       ---
TOTAL ISRAEL                                                                728,427       0.6%
                                                                         ----------       ---
ITALY -- (3.1%)
#   Amplifon SpA                                                  11,932    126,077       0.1%
    Autogrill SpA                                                 20,239    168,685       0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
ITALY -- (Continued)
    Banca Generali SpA                                            8,994 $  199,996       0.2%
    Banca IFIS SpA                                                    4        116       0.0%
    BasicNet SpA                                                  7,389     27,335       0.0%
    Biesse SpA                                                    2,003     34,556       0.0%
    Brembo SpA                                                    4,505    278,920       0.2%
#   Brunello Cucinelli SpA                                        1,819     36,031       0.0%
    Cerved Information Solutions SpA                             21,924    176,465       0.2%
    Datalogic SpA                                                 1,781     37,338       0.0%
    De' Longhi SpA                                                7,296    170,710       0.2%
    DiaSorin SpA                                                  3,275    201,274       0.2%
    FinecoBank Banca Fineco SpA                                  31,378    183,372       0.2%
    Gruppo MutuiOnline SpA                                        3,018     26,784       0.0%
    Industria Macchine Automatiche SpA                            2,491    154,064       0.1%
    Interpump Group SpA                                           9,014    144,569       0.1%
*   Juventus Football Club SpA                                   44,082     14,192       0.0%
    La Doria SpA                                                  2,347     19,755       0.0%
    Maire Tecnimont SpA                                          14,631     35,276       0.0%
    MARR SpA                                                      5,424     99,909       0.1%
    Mediaset SpA                                                 14,328     40,974       0.0%
    Moleskine SpA                                                14,092     37,269       0.0%
    Moncler SpA                                                  20,863    347,326       0.3%
    Piaggio & C SpA                                               8,432     14,699       0.0%
    Prysmian SpA                                                 23,676    588,765       0.5%
    Recordati SpA                                                13,988    395,565       0.3%
    Reply SpA                                                       688     86,484       0.1%
    Salini Impregilo SpA                                         15,710     43,778       0.1%
#   Salvatore Ferragamo SpA                                       7,532    184,113       0.2%
    SAVE SpA                                                      1,292     25,363       0.0%
#*  Sogefi SpA                                                    8,295     19,066       0.0%
    Zignago Vetro SpA                                             1,559      9,440       0.0%
                                                                        ----------       ---
TOTAL ITALY                                                              3,928,266       3.3%
                                                                        ----------       ---
JAPAN -- (23.0%)
    Accordia Golf Co., Ltd.                                       9,600     96,891       0.1%
    Adastria Co., Ltd.                                            5,100    133,508       0.1%
    Advan Co., Ltd.                                               2,500     23,090       0.0%
    Advance Create Co., Ltd.                                        800     12,859       0.0%
    Aeon Delight Co., Ltd.                                        2,600     76,858       0.1%
    Aeon Fantasy Co., Ltd.                                        1,600     49,619       0.0%
    Ai Holdings Corp.                                             5,400    132,688       0.1%
    Aica Kogyo Co., Ltd.                                            500     14,268       0.0%
    Ain Holdings, Inc.                                            2,500    168,739       0.2%
#   Ajis Co., Ltd.                                                  500     23,517       0.0%
#*  Akebono Brake Industry Co., Ltd.                             18,300     35,023       0.0%
    Alinco, Inc.                                                  1,100     10,250       0.0%
    Altech Corp.                                                  1,000     21,556       0.0%
    Amano Corp.                                                   8,000    148,844       0.1%
    Amiyaki Tei Co., Ltd.                                           300     11,083       0.0%
    Amuse, Inc.                                                   2,600     43,970       0.0%
    Anest Iwata Corp.                                             3,900     39,220       0.0%
#   Anicom Holdings, Inc.                                         2,200     49,287       0.0%
    Arcland Service Holdings Co., Ltd.                            1,400     41,549       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   Ariake Japan Co., Ltd.                                        2,700 $150,841       0.1%
    Artnature, Inc.                                               1,400    8,555       0.0%
    Asahi Co., Ltd.                                               1,700   20,546       0.0%
    Asahi Holdings, Inc.                                          3,100   55,828       0.1%
    Asanuma Corp.                                                 8,000   19,013       0.0%
#   Ateam, Inc.                                                   2,300   52,073       0.1%
    Atom Corp.                                                   13,900   91,908       0.1%
    Avex Group Holdings, Inc.                                     6,000   79,364       0.1%
    Axial Retailing, Inc.                                         1,800   64,661       0.1%
    Belc Co., Ltd.                                                1,600   64,648       0.1%
    Benefit One, Inc.                                             1,800   52,062       0.1%
    Bic Camera, Inc.                                             10,400   89,512       0.1%
    BML, Inc.                                                     3,000   79,567       0.1%
#   BP Castrol KK                                                 1,200   16,035       0.0%
    Broadleaf Co., Ltd.                                           3,300   37,095       0.0%
    BRONCO BILLY Co., Ltd.                                        1,400   41,417       0.0%
    Bunka Shutter Co., Ltd.                                       8,000   66,342       0.1%
    Calsonic Kansei Corp.                                        12,000  150,391       0.1%
#   Can Do Co., Ltd.                                              1,100   19,149       0.0%
#   Capcom Co., Ltd.                                              6,300  162,749       0.1%
    Central Sports Co., Ltd.                                        900   21,530       0.0%
    CHIMNEY Co., Ltd.                                             1,500   42,703       0.0%
    Ci:z Holdings Co., Ltd.                                       3,600  103,216       0.1%
    Clarion Co., Ltd.                                            26,000   85,303       0.1%
    CMIC Holdings Co., Ltd.                                       1,100   16,339       0.0%
    Coco's Japan Co., Ltd.                                        1,000   18,168       0.0%
    Cocokara fine, Inc.                                           2,500   96,702       0.1%
#   COLOPL, Inc.                                                  1,600   23,007       0.0%
    Colowide Co., Ltd.                                            9,300  180,688       0.2%
    Comture Corp.                                                   400   14,000       0.0%
    CONEXIO Corp.                                                 3,900   52,947       0.1%
#   COOKPAD, Inc.                                                 6,300   59,858       0.1%
    Create Restaurants Holdings, Inc.                             4,800   45,508       0.0%
    Create SD Holdings Co., Ltd.                                  3,800   79,547       0.1%
    Creek & River Co., Ltd.                                       2,400   17,177       0.0%
    Cresco, Ltd.                                                    700   15,233       0.0%
#   CROOZ, Inc.                                                     700   16,021       0.0%
*   D.A. Consortium Holdings, Inc.                                3,300   22,153       0.0%
#   Dai Nippon Toryo Co., Ltd.                                   14,000   29,952       0.0%
    Daido Metal Co., Ltd.                                         6,400   69,021       0.1%
    Daifuku Co., Ltd.                                            11,400  205,984       0.2%
    Daihen Corp.                                                 12,000   69,575       0.1%
    Daiho Corp.                                                  14,000   76,972       0.1%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          200    6,568       0.0%
    Daiichikosho Co., Ltd.                                        4,800  208,666       0.2%
    Daiken Corp.                                                  2,400   49,807       0.1%
#   Daiken Medical Co., Ltd.                                        800    6,050       0.0%
    Daikokutenbussan Co., Ltd.                                      700   32,896       0.0%
    Daikyonishikawa Corp.                                         4,800   62,151       0.1%
#   Daio Paper Corp.                                              9,000  108,026       0.1%
    Daiseki Co., Ltd.                                             5,400  110,863       0.1%
    Daito Pharmaceutical Co., Ltd.                                1,100   24,210       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Denka Co., Ltd.                                              35,000 $158,780       0.1%
    Descente, Ltd.                                                5,300   73,493       0.1%
*   Dexerials Corp.                                               4,000   32,116       0.0%
    Digital Arts, Inc.                                            2,100   56,517       0.1%
#   Dip Corp.                                                     4,000  105,959       0.1%
    DMG Mori Co., Ltd.                                            1,200   12,728       0.0%
    Dowa Holdings Co., Ltd.                                      17,000  126,256       0.1%
    DTS Corp.                                                     3,200   70,893       0.1%
    Dydo Drinco, Inc.                                               900   49,813       0.1%
    Eagle Industry Co., Ltd.                                      3,000   42,803       0.0%
    eGuarantee, Inc.                                                600   15,992       0.0%
    Eiken Chemical Co., Ltd.                                      2,100   57,380       0.1%
    Elecom Co., Ltd.                                              3,500   71,554       0.1%
    EM Systems Co., Ltd.                                          1,000   16,571       0.0%
    en-japan, Inc.                                                2,800   53,951       0.1%
    Enplas Corp.                                                  1,300   40,168       0.0%
    EPS Holdings, Inc.                                            4,500   59,054       0.1%
#   ES-Con Japan, Ltd.                                            8,800   26,767       0.0%
#   F@N Communications, Inc.                                      6,600   49,286       0.0%
    FCC Co., Ltd.                                                 5,200  114,720       0.1%
#*  FDK Corp.                                                    17,000   14,859       0.0%
    Ferrotec Corp.                                                5,400   65,675       0.1%
#   Financial Products Group Co., Ltd.                            8,100   70,808       0.1%
    FINDEX, Inc.                                                  2,300   21,670       0.0%
    Foster Electric Co., Ltd.                                     2,600   47,710       0.0%
    FP Corp.                                                      3,100  166,978       0.1%
    Fudo Tetra Corp.                                             25,500   44,856       0.0%
    Fuji Co. Ltd.                                                 1,900   39,904       0.0%
#   Fuji Kyuko Co., Ltd.                                          7,000   80,275       0.1%
    Fuji Oil Holdings, Inc.                                       7,700  148,491       0.1%
    Fuji Pharma Co., Ltd.                                         1,900   47,036       0.0%
    Fuji Seal International, Inc.                                 3,000  123,655       0.1%
    Fujibo Holdings, Inc.                                         1,500   47,437       0.0%
    Fujimori Kogyo Co., Ltd.                                      1,300   32,298       0.0%
    Fujita Kanko, Inc.                                            7,000   23,260       0.0%
    Fujitec Co., Ltd.                                             9,400  107,536       0.1%
    Fujitsu General, Ltd.                                         1,000   22,947       0.0%
*   Fujiya Co., Ltd.                                             11,000   21,388       0.0%
    Fukuda Corp.                                                  2,000   23,550       0.0%
    Fukui Computer Holdings, Inc.                                 1,000   26,613       0.0%
    Fukushima Industries Corp.                                    2,200   75,106       0.1%
    FULLCAST Holdings Co., Ltd..                                  5,400   49,668       0.0%
    Funai Soken Holdings, Inc.                                    3,820   59,028       0.1%
#   Furukawa Battery Co., Ltd. (The)                              4,000   28,333       0.0%
    Furukawa Electric Co., Ltd.                                   9,300  273,610       0.2%
#   Fusion Partners Co.                                           2,500   22,550       0.0%
    Fuso Chemical Co., Ltd.                                       1,500   31,993       0.0%
    Future Corp.                                                  3,300   21,994       0.0%
    GCA Corp.                                                     1,000    7,459       0.0%
    Genki Sushi Co., Ltd.                                         1,000   19,332       0.0%
#   Genky Stores, Inc.                                              600   35,303       0.0%
#   Geo Holdings Corp.                                            5,000   63,430       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Geostr Corp.                                                  1,800 $ 15,559       0.0%
    Giken, Ltd.                                                   2,300   40,235       0.0%
    GLOBERIDE, Inc.                                               2,100   35,973       0.0%
    Glory, Ltd.                                                   1,900   62,812       0.1%
    GMO internet, Inc.                                            9,800  130,823       0.1%
#   GMO Payment Gateway, Inc.                                     2,400  110,236       0.1%
    GS Yuasa Corp.                                               43,000  185,684       0.2%
    Gurunavi, Inc.                                                3,500   95,840       0.1%
#   Hagihara Industries, Inc.                                       500   11,728       0.0%
    Halows Co., Ltd.                                                600   13,328       0.0%
    Hamakyorex Co., Ltd.                                          1,500   27,933       0.0%
    Handsman Co., Ltd.                                              700   13,148       0.0%
    Hard Off Corp. Co., Ltd.                                      1,000   10,950       0.0%
    Hazama Ando Corp.                                            22,100  142,468       0.1%
#   Hearts United Group Co., Ltd.                                 1,800   33,312       0.0%
    Heiwa Corp.                                                   5,800  136,249       0.1%
    Heiwado Co., Ltd.                                             4,300   89,503       0.1%
    Hiday Hidaka Corp.                                            3,040   75,768       0.1%
#   Hioki EE Corp.                                                  600   11,612       0.0%
    Hiramatsu, Inc.                                               3,500   20,435       0.0%
#   Hirata Corp.                                                    600   45,580       0.0%
    HIS Co., Ltd.                                                 6,100  166,487       0.1%
    Hitachi Kokusai Electric, Inc.                                1,000   19,974       0.0%
    Hitachi Transport System, Ltd.                                5,400  111,318       0.1%
    Hito Communications, Inc.                                     1,300   18,943       0.0%
    Hochiki Corp.                                                 3,000   35,334       0.0%
    Hokuetsu Industries Co., Ltd.                                 3,000   19,588       0.0%
    Hokuto Corp.                                                  3,200   62,279       0.1%
    Horiba, Ltd.                                                  4,600  219,967       0.2%
    I-Net Corp.                                                   1,540   16,035       0.0%
    IBJ, Inc.                                                     1,000    7,204       0.0%
    Ichibanya Co., Ltd.                                           1,064   40,232       0.0%
    Ichikoh Industries, Ltd.                                      7,000   21,580       0.0%
    Ichinen Holdings Co., Ltd.                                    1,400   13,532       0.0%
#   IDOM, Inc.                                                    8,500   44,361       0.0%
    Infocom Corp.                                                 2,500   36,763       0.0%
    Infomart Corp.                                                6,200   73,450       0.1%
    Information Services International-Dentsu, Ltd.               1,800   31,217       0.0%
    Intage Holdings, Inc.                                         1,900   34,154       0.0%
    Internet Initiative Japan, Inc.                               3,600   63,571       0.1%
    Iriso Electronics Co., Ltd.                                   1,100   60,550       0.1%
#   Istyle, Inc.                                                  3,200   25,209       0.0%
    Itochu Enex Co., Ltd.                                         6,800   52,245       0.1%
*   Itoham Yonekyu Holdings, Inc.                                 4,037   38,498       0.0%
    Iwatani Corp.                                                22,000  131,388       0.1%
#   JAC Recruitment Co., Ltd.                                     2,000   25,893       0.0%
#   Jalux, Inc.                                                   1,300   21,897       0.0%
#   Jamco Corp.                                                   1,600   32,993       0.0%
    Japan Aviation Electronics Industry, Ltd.                     8,000  114,560       0.1%
    Japan Lifeline Co., Ltd.                                      1,400   72,511       0.1%
    Japan Material Co., Ltd.                                      1,400   49,593       0.0%
    Japan Medical Dynamic Marketing, Inc.                         4,300   31,900       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
#   Japan Property Management Center Co., Ltd.                    1,100 $ 14,690       0.0%
    Japan Steel Works, Ltd. (The)                                 9,400  201,904       0.2%
    JCU Corp.                                                       300   12,164       0.0%
    Jeol, Ltd.                                                   13,000   54,329       0.1%
#   Jin Co., Ltd.                                                 1,600   83,070       0.1%
#   JP-Holdings, Inc.                                             6,100   15,338       0.0%
    JSP Corp.                                                       600   14,335       0.0%
    Juki Corp.                                                    2,999   22,421       0.0%
    Justsystems Corp.                                             5,800   56,846       0.1%
#   K's Holdings Corp.                                           10,200  176,521       0.2%
    kabu.com Securities Co., Ltd.                                25,100   79,019       0.1%
#   Kakiyasu Honten Co., Ltd.                                     1,500   26,907       0.0%
    Kameda Seika Co., Ltd.                                        1,800   94,233       0.1%
    Kanamoto Co., Ltd.                                            3,000   72,074       0.1%
    Kanematsu Electronics, Ltd.                                   1,500   30,262       0.0%
#   Kanto Denka Kogyo Co., Ltd.                                   6,000   50,335       0.1%
    Kappa Create Co., Ltd.                                        4,500   52,173       0.1%
    Kasai Kogyo Co., Ltd.                                         3,600   40,773       0.0%
    Kawai Musical Instruments Manufacturing Co., Ltd.               300    5,876       0.0%
#   Kenko Mayonnaise Co., Ltd.                                    1,500   55,001       0.1%
#   KFC Holdings Japan, Ltd.                                      1,700   30,140       0.0%
*   Kintetsu Department Store Co., Ltd.                           8,000   26,599       0.0%
    Kito Corp.                                                    3,000   28,396       0.0%
#*  KNT-CT Holdings Co., Ltd.                                    23,000   25,404       0.0%
    Kobe Bussan Co., Ltd.                                         1,600   50,079       0.1%
    Kobelco Eco-Solutions Co., Ltd.                               3,000   11,715       0.0%
#   Kokusai Co., Ltd.                                             1,000    7,894       0.0%
    Komeri Co., Ltd.                                              3,100   75,694       0.1%
    Kondotec, Inc.                                                2,900   22,132       0.0%
#   Koshidaka Holdings Co., Ltd.                                  1,100   17,908       0.0%
    Kotobuki Spirits Co., Ltd.                                    3,900   91,906       0.1%
    Kourakuen Holdings Corp.                                      2,000   29,655       0.0%
    KRS Corp.                                                       500   10,983       0.0%
    Kumagai Gumi Co., Ltd.                                       53,000  140,754       0.1%
    Kura Corp.                                                    1,400   70,552       0.1%
    Kusuri No Aoki Co., Ltd.                                      2,000  102,079       0.1%
    Kyoritsu Maintenance Co., Ltd.                                2,160  129,571       0.1%
    Kyudenko Corp.                                                5,000  161,084       0.1%
    LAC Co., Ltd.                                                   800    8,137       0.0%
    Lasertec Corp.                                                2,600   50,435       0.1%
    Leopalace21 Corp.                                            33,700  219,110       0.2%
    Life Corp.                                                    2,800   90,893       0.1%
    Linical Co., Ltd.                                             2,500   35,161       0.0%
#   Link And Motivation, Inc.                                    13,100   39,527       0.0%
*   M&A Capital Partners Co., Ltd.                                1,300   31,861       0.0%
    Maeda Kosen Co., Ltd.                                         1,300   14,414       0.0%
    Maeda Road Construction Co., Ltd.                             7,000  129,501       0.1%
    Mamezou Holdings Co., Ltd.                                    2,600   26,917       0.0%
    Mani, Inc.                                                    3,000   69,814       0.1%
    Maruha Nichiro Corp.                                          5,600  155,278       0.1%
#   Maruwa Unyu Kikan Co., Ltd.                                   1,100   26,419       0.0%
#   Marvelous, Inc.                                               4,000   28,428       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Matsui Construction Co., Ltd.                                 3,000 $ 32,881       0.0%
#   Matsui Securities Co., Ltd.                                   6,900   55,206       0.1%
    Matsuya Co., Ltd.                                             4,100   32,802       0.0%
    Matsuya Foods Co., Ltd.                                       1,200   38,919       0.0%
    MCJ Co., Ltd.                                                 4,800   43,160       0.0%
    MEC Co., Ltd.                                                 2,800   27,711       0.0%
    Media Do Co., Ltd.                                              900   12,355       0.0%
#   Medical System Network Co., Ltd.                              1,900    8,127       0.0%
    Megmilk Snow Brand Co., Ltd.                                  3,400  118,279       0.1%
    Meidensha Corp.                                              23,000   76,969       0.1%
    Meiji Shipping Co., Ltd.                                      5,700   19,566       0.0%
    Meiko Network Japan Co., Ltd.                                 2,100   19,763       0.0%
    Meitec Corp.                                                  3,800  129,495       0.1%
    Menicon Co., Ltd.                                             1,000   28,342       0.0%
    Micronics Japan Co., Ltd.                                     3,800   43,928       0.0%
    Mie Kotsu Group Holdings, Inc.                                6,300   23,244       0.0%
    Milbon Co., Ltd.                                              1,280   57,371       0.1%
    Miroku Jyoho Service Co., Ltd.                                3,700   72,268       0.1%
    Mitani Sekisan Co., Ltd.                                        700   17,484       0.0%
    Mitsuba Corp.                                                 3,400   49,636       0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                         2,800   16,961       0.0%
    Mitsubishi Pencil Co., Ltd.                                   2,300  115,040       0.1%
#   Mitsubishi Research Institute, Inc.                           1,100   34,929       0.0%
    Monogatari Corp. (The)                                          800   36,787       0.0%
#   MORESCO Corp.                                                 1,000   13,367       0.0%
    Morinaga & Co., Ltd.                                          4,800  223,273       0.2%
    Morinaga Milk Industry Co., Ltd.                             25,000  201,364       0.2%
    Morita Holdings Corp.                                           900   13,558       0.0%
    MTI, Ltd.                                                     7,300   45,362       0.0%
    Musashi Seimitsu Industry Co., Ltd.                           2,300   56,334       0.1%
#   N Field Co., Ltd.                                             1,300   18,549       0.0%
#   Nachi-Fujikoshi Corp.                                        19,000   72,060       0.1%
    Nagawa Co., Ltd.                                              1,100   45,514       0.0%
    Nakanishi, Inc.                                               3,300  118,076       0.1%
    Natori Co., Ltd.                                                600   10,483       0.0%
*   New Japan Radio Co., Ltd.                                     4,000   12,298       0.0%
#   Next Co., Ltd.                                                6,100   51,198       0.1%
#   Nexyz Group Corp.                                             1,200   15,863       0.0%
    Nichi-iko Pharmaceutical Co., Ltd.                            5,700  102,239       0.1%
    Nichias Corp.                                                14,000  124,564       0.1%
    Nichiban Co., Ltd.                                            4,000   36,113       0.0%
    Nichiha Corp.                                                 3,800   93,853       0.1%
#   Nihon Chouzai Co., Ltd.                                       1,200   50,126       0.1%
    Nihon House Holdings Co., Ltd.                                7,400   27,747       0.0%
    Nihon Kohden Corp.                                            1,900   46,311       0.0%
    Nihon Parkerizing Co., Ltd.                                   1,200   16,535       0.0%
    Nihon Trim Co., Ltd.                                          1,000   45,155       0.0%
    Nihon Unisys, Ltd.                                            9,100  110,898       0.1%
    Nikkiso Co., Ltd.                                             1,200   10,604       0.0%
    Nippon Air Conditioning Services Co., Ltd.                    3,200   17,178       0.0%
    Nippon Chemiphar Co., Ltd.                                      500   20,746       0.0%
    Nippon Commercial Development Co., Ltd.                         800   14,010       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Nippon Gas Co., Ltd.                                          4,700 $142,237       0.1%
#   Nippon Parking Development Co., Ltd.                         35,900   48,801       0.0%
    Nippon Suisan Kaisha, Ltd.                                   37,900  182,161       0.2%
#   Nippon Systemware Co., Ltd.                                     800   12,379       0.0%
#   Nipro Corp.                                                  15,100  186,469       0.2%
    Nishio Rent All Co., Ltd.                                     2,000   60,388       0.1%
#   Nissei ASB Machine Co., Ltd.                                    800   14,435       0.0%
    Nissei Build Kogyo Co., Ltd.                                  6,000   28,047       0.0%
#   Nissha Printing Co., Ltd.                                     3,800   91,994       0.1%
    Nissin Electric Co., Ltd.                                     6,900   92,011       0.1%
    Nitto Boseki Co., Ltd.                                       22,000   71,520       0.1%
    NOF Corp.                                                    18,000  195,657       0.2%
#   Nojima Corp.                                                  2,900   37,573       0.0%
    Nomura Co., Ltd.                                              5,100   82,710       0.1%
    NS Solutions Corp.                                            5,400  102,970       0.1%
    Nuflare Technology, Inc.                                        300   16,090       0.0%
    Obara Group, Inc.                                             2,000   86,190       0.1%
    Ohashi Technica, Inc.                                         1,000   13,351       0.0%
    Ohsho Food Service Corp.                                      1,700   65,424       0.1%
    Okamoto Industries, Inc.                                      8,000   86,585       0.1%
    Oki Electric Industry Co., Ltd.                              10,900  142,213       0.1%
    Okinawa Cellular Telephone Co.                                1,400   43,766       0.0%
#   OKUMA Corp.                                                  18,000  150,632       0.1%
    Ootoya Holdings Co., Ltd.                                       800   14,637       0.0%
    Open House Co., Ltd.                                          3,800   80,270       0.1%
*   Optim Corp.                                                     100    5,676       0.0%
    Osaki Electric Co., Ltd.                                      4,000   38,391       0.0%
#   OSG Corp.                                                    11,600  247,064       0.2%
    OSJB Holdings Corp.                                          12,500   29,737       0.0%
#   Outsourcing, Inc.                                             2,200   83,488       0.1%
    Pack Corp. (The)                                              1,500   40,695       0.0%
#   PAL GROUP Holdings Co., Ltd.                                  1,700   42,117       0.0%
#   Pasona Group, Inc.                                            2,300   19,512       0.0%
#   PC Depot Corp.                                                4,200   20,553       0.0%
    Penta-Ocean Construction Co., Ltd.                           38,500  229,427       0.2%
    PIA Corp.                                                       600   14,042       0.0%
    Pilot Corp.                                                   4,100  183,311       0.2%
    Piolax, Inc.                                                  1,400   89,007       0.1%
*   Pioneer Corp.                                                35,200   86,332       0.1%
    Poletowin Pitcrew Holdings, Inc.                              4,300   35,775       0.0%
    Pressance Corp.                                               3,200   36,876       0.0%
    Prestige International, Inc.                                  6,600   49,670       0.1%
    Prima Meat Packers, Ltd.                                     24,000   87,142       0.1%
    Proto Corp.                                                     700    7,939       0.0%
    Qol Co., Ltd.                                                 2,100   33,112       0.0%
    Raito Kogyo Co., Ltd.                                         5,300   63,803       0.1%
*   Rasa Industries, Ltd.                                        10,000   12,746       0.0%
    Relo Group, Inc.                                                600   99,353       0.1%
    Renaissance, Inc.                                             1,100   14,861       0.0%
    Riken Vitamin Co., Ltd.                                         700   30,378       0.0%
    Ringer Hut Co., Ltd.                                          2,200   56,013       0.1%
    Riso Kyoiku Co., Ltd.                                         9,600   54,617       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                   PERCENTAGE
                                                                 SHARES VALUE++  OF NET ASSETS**
                                                                 ------ -------- ---------------
JAPAN -- (Continued)
    Rock Field Co., Ltd.                                          1,800 $ 24,999       0.0%
    Rohto Pharmaceutical Co., Ltd.                               13,400  235,111       0.2%
    Rokko Butter Co., Ltd.                                        1,400   37,692       0.0%
    Roland DG Corp.                                               1,500   35,417       0.0%
    Rorze Corp.                                                   1,100   20,889       0.0%
    Round One Corp.                                              12,200   86,186       0.1%
    Royal Holdings Co., Ltd.                                      3,500   60,482       0.1%
#*  RVH, Inc.                                                     3,200   31,806       0.0%
#   S Foods, Inc.                                                 1,700   45,490       0.0%
    Sac's Bar Holdings, Inc.                                      2,600   27,814       0.0%
    Saizeriya Co., Ltd.                                           3,800  100,087       0.1%
    Sakata INX Corp.                                              6,800   89,027       0.1%
    Sakura Internet, Inc.                                         3,800   36,561       0.0%
    Sala Corp.                                                    9,000   53,948       0.1%
    San-A Co., Ltd.                                               2,500  136,088       0.1%
*   Sanken Electric Co., Ltd.                                     5,000   17,689       0.0%
    Sankyu, Inc.                                                 33,000  194,329       0.2%
#   Sanrio Co., Ltd.                                              7,200  134,860       0.1%
    Sanwa Holdings Corp.                                         24,400  243,008       0.2%
    Sapporo Holdings, Ltd.                                        8,200  231,656       0.2%
    Sato Holdings Corp.                                           3,400   74,896       0.1%
    SBS Holdings, Inc.                                            1,700   15,034       0.0%
    Seikitokyu Kogyo Co., Ltd.                                    6,400   30,829       0.0%
#   Seiko Holdings Corp.                                          7,000   22,913       0.0%
    Seiren Co., Ltd.                                              6,300   73,683       0.1%
#   Senko Co., Ltd.                                              11,000   76,048       0.1%
#   Septeni Holdings Co., Ltd.                                   16,000   72,013       0.1%
#   SFP Dining Co., Ltd.                                          1,900   28,154       0.0%
    Shibuya Corp.                                                 1,900   39,469       0.0%
    Shinnihon Corp.                                               6,000   57,816       0.1%
    Shinoken Group Co., Ltd.                                      2,300   41,638       0.0%
    Shinwa Co., Ltd.                                                400    6,066       0.0%
    Ship Healthcare Holdings, Inc.                                6,100  178,439       0.2%
    Shoei Co., Ltd.                                               1,200   21,863       0.0%
    Showa Sangyo Co., Ltd.                                       15,000   80,213       0.1%
#   Siix Corp.                                                    2,200   88,039       0.1%
    Sinko Industries, Ltd.                                        2,400   30,113       0.0%
    SKY Perfect JSAT Holdings, Inc.                               2,900   14,371       0.0%
    SMK Corp.                                                     4,000   15,326       0.0%
#   SMS Co., Ltd.                                                 3,100   80,705       0.1%
    Snow Peak, Inc.                                                 400   13,724       0.0%
    Softbank Technology Corp.                                     1,600   51,150       0.1%
    Software Service, Inc.                                          300   12,144       0.0%
    Sogo Medical Co., Ltd.                                        1,200   36,487       0.0%
#   Sparx Group Co., Ltd.                                        16,500   31,554       0.0%
    SRA Holdings                                                    800   18,917       0.0%
    Srg Takamiya Co., Ltd.                                        3,600   20,265       0.0%
    St Marc Holdings Co., Ltd.                                    2,400   67,360       0.1%
    Starts Corp., Inc.                                            3,800   70,476       0.1%
    Starzen Co., Ltd.                                             1,200   63,552       0.1%
#   Stella Chemifa Corp.                                          1,500   52,694       0.1%
    Studio Alice Co., Ltd.                                        1,300   26,239       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
JAPAN -- (Continued)
#   Sumida Corp.                                                   1,500 $ 15,554       0.0%
    Sumitomo Mitsui Construction Co., Ltd.                       118,900  113,228       0.1%
    Sumitomo Osaka Cement Co., Ltd.                               47,000  194,661       0.2%
    Sun Frontier Fudousan Co., Ltd.                                1,900   18,112       0.0%
    Systena Corp.                                                  3,300   57,642       0.1%
    T-Gaia Corp.                                                   4,800   73,828       0.1%
#   Tabuchi Electric Co., Ltd.                                     3,800   12,129       0.0%
    Tadano, Ltd.                                                  14,000  157,217       0.1%
    Taisei Lamick Co., Ltd.                                          600   17,230       0.0%
    Taiyo Holdings Co., Ltd.                                       2,100   78,719       0.1%
    Taiyo Yuden Co., Ltd.                                          2,800   29,913       0.0%
    Takara Leben Co., Ltd.                                        12,100   82,079       0.1%
    Takeuchi Manufacturing Co., Ltd.                               4,800   92,986       0.1%
#   TASAKI & Co., Ltd.                                             2,500   35,242       0.0%
    TechMatrix Corp.                                                 900   17,987       0.0%
    Techno Medica Co., Ltd.                                          900   15,364       0.0%
    TechnoPro Holdings, Inc.                                       3,900  133,593       0.1%
#   Tecnos Japan, Inc.                                             1,700   39,545       0.0%
    TIS, Inc.                                                      7,700  174,239       0.2%
#   Tobishima Corp.                                               29,600   52,058       0.1%
    Tocalo Co., Ltd.                                               1,600   35,894       0.0%
    Togami Electric Manufacturing Co., Ltd.                        5,000   20,378       0.0%
    Toho Co., Ltd.                                                   900   21,252       0.0%
    Toho Holdings Co., Ltd.                                        4,500   94,417       0.1%
#   Toho Titanium Co., Ltd.                                        3,300   22,007       0.0%
    Tokai Corp.                                                    1,400   47,688       0.0%
#   TOKAI Holdings Corp.                                          13,100   84,190       0.1%
    Token Corp.                                                    1,140   82,387       0.1%
*   Tokuyama Corp.                                                46,000  196,685       0.2%
    Tokyo Dome Corp.                                               9,500   90,292       0.1%
#   Tokyo Individualized Educational Institute, Inc.               3,400   18,206       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                             1,500   24,717       0.0%
    Tokyo Seimitsu Co., Ltd.                                       4,800  130,956       0.1%
#   Tokyo Steel Manufacturing Co., Ltd.                           15,000  104,043       0.1%
    Tokyu Construction Co., Ltd.                                  11,700  118,226       0.1%
    Tomy Co., Ltd.                                                10,700  115,587       0.1%
    Topcon Corp.                                                  14,900  222,394       0.2%
    Topre Corp.                                                    4,400  101,887       0.1%
    Toridoll Holdings Corp.                                        3,200   74,139       0.1%
    Torikizoku Co., Ltd.                                           1,400   36,517       0.0%
*   Toshiba TEC Corp.                                             15,000   66,852       0.1%
    Tosho Co., Ltd.                                                  800   34,636       0.0%
#   Totetsu Kogyo Co., Ltd.                                        3,500   99,214       0.1%
    Tow Co., Ltd.                                                  2,400   15,237       0.0%
#   Towa Pharmaceutical Co., Ltd.                                  1,100   41,031       0.0%
    Toyo Construction Co., Ltd.                                    7,600   31,678       0.0%
    Toyo Engineering Corp.                                        21,000   71,936       0.1%
    Toyo Tire & Rubber Co., Ltd.                                  13,600  210,941       0.2%
    Toyobo Co., Ltd.                                              91,000  148,953       0.1%
    TPR Co., Ltd.                                                  2,800   80,966       0.1%
    Trancom Co., Ltd.                                              1,000   58,182       0.1%
    Trust Tech, Inc.                                                 900   13,815       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------ ----------- ---------------
JAPAN -- (Continued)
    TS Tech Co., Ltd.                                             5,300 $   142,102       0.1%
    Tsubakimoto Chain Co.                                        15,000     118,822       0.1%
    Tsukada Global Holdings, Inc.                                 3,000      20,629       0.0%
    Tsukui Corp.                                                  6,400      41,969       0.0%
    Ulvac, Inc.                                                   6,400     202,073       0.2%
    United Arrows, Ltd.                                           3,700     101,000       0.1%
#   Unizo Holdings Co., Ltd.                                      2,400      66,904       0.1%
    Usen Corp.                                                   15,150      48,889       0.0%
*   UT Group Co., Ltd.                                            2,900      17,663       0.0%
    V Technology Co., Ltd.                                          600      71,454       0.1%
#*  V-Cube, Inc.                                                  2,400      18,611       0.0%
    Valor Holdings Co., Ltd.                                      4,900     138,986       0.1%
    Vector, Inc.                                                  2,400      28,331       0.0%
    VIA Holdings, Inc.                                            2,400      20,219       0.0%
#   VT Holdings Co., Ltd.                                        16,600      89,177       0.1%
#   W-Scope Corp.                                                 3,500      62,621       0.1%
    Warabeya Nichiyo Holdings Co., Ltd.                           1,700      41,003       0.0%
    WATAMI Co., Ltd.                                              3,300      35,794       0.0%
    Weathernews, Inc.                                             1,500      46,810       0.0%
    Wellnet Corp.                                                 1,600      20,022       0.0%
    West Holdings Corp.                                           1,300      10,320       0.0%
    WIN-Partners Co., Ltd.                                        1,100      18,491       0.0%
    WirelessGate, Inc.                                            1,300      22,321       0.0%
    World Holdings Co., Ltd.                                        200       3,086       0.0%
    Wowow, Inc.                                                     800      22,887       0.0%
    Yahagi Construction Co., Ltd.                                 2,700      24,766       0.0%
    YAKUODO Co., Ltd.                                               700      45,511       0.0%
    Yamaichi Electronics Co., Ltd.                                1,200       9,513       0.0%
    Yamazen Corp.                                                 6,800      54,223       0.1%
    Yaoko Co., Ltd.                                               2,900     121,767       0.1%
#   Yomiuri Land Co., Ltd.                                        3,000      12,905       0.0%
    Yondoshi Holdings, Inc.                                         400       9,993       0.0%
    Yuasa Trading Co., Ltd.                                       1,499      35,911       0.0%
    Zenrin Co., Ltd.                                              3,200      55,820       0.1%
    Zensho Holdings Co., Ltd.                                     9,700     181,156       0.2%
#   Zojirushi Corp.                                               4,400      60,663       0.1%
#   Zuiko Corp.                                                     300      11,339       0.0%
                                                                        -----------      ----
TOTAL JAPAN                                                              29,444,539      24.8%
                                                                        -----------      ----
NETHERLANDS -- (1.7%)
    Aalberts Industries NV                                       13,450     424,772       0.4%
    Accell Group                                                  2,155      53,902       0.0%
    AMG Advanced Metallurgical Group NV                           3,492      69,541       0.1%
    Amsterdam Commodities NV                                      2,719      61,428       0.1%
    BE Semiconductor Industries NV                                5,392     175,654       0.1%
    Beter Bed Holding NV                                          2,278      41,249       0.0%
    Corbion NV                                                    8,396     193,684       0.2%
    IMCD Group NV                                                 4,258     184,151       0.1%
    Koninklijke Vopak NV                                          8,125     410,089       0.3%
    Nederland Apparatenfabriek                                      477      16,495       0.0%
    Refresco Group NV                                             6,215      90,787       0.1%
    Sligro Food Group NV                                          3,130     112,040       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
NETHERLANDS -- (Continued)
    TKH Group NV                                                  5,559 $  213,942       0.2%
    Wessanen                                                      9,825    117,394       0.1%
                                                                        ----------       ---
TOTAL NETHERLANDS                                                        2,165,128       1.8%
                                                                        ----------       ---
NEW ZEALAND -- (1.1%)
*   a2 Milk Co., Ltd.                                            86,157    114,391       0.1%
    Fisher & Paykel Healthcare Corp., Ltd.                       64,294    407,074       0.4%
    Freightways, Ltd.                                            21,627     98,798       0.1%
    Mainfreight, Ltd.                                            10,881    144,422       0.1%
    NZX, Ltd.                                                    30,863     22,950       0.0%
    Port of Tauranga, Ltd.                                        7,780     21,690       0.0%
    Restaurant Brands New Zealand, Ltd.                          10,843     40,940       0.0%
    SKYCITY Entertainment Group, Ltd.                            92,335    257,414       0.2%
    Summerset Group Holdings, Ltd.                               10,912     37,117       0.0%
    Trade Me Group, Ltd.                                         19,837     68,910       0.1%
*   Vista Group International, Ltd.                               2,554     10,970       0.0%
    Z Energy, Ltd.                                               21,911    122,463       0.1%
                                                                        ----------       ---
TOTAL NEW ZEALAND                                                        1,347,139       1.1%
                                                                        ----------       ---
NORWAY -- (0.9%)
    ABG Sundal Collier Holding ASA                               45,301     26,810       0.0%
    AF Gruppen ASA                                                  466      8,234       0.0%
*   Aker BP ASA                                                   8,745    139,934       0.1%
    Austevoll Seafood ASA                                         7,397     66,691       0.1%
    Bakkafrost P/F                                                4,497    188,547       0.2%
    Borregaard ASA                                               13,147    128,864       0.1%
    Ekornes ASA                                                   3,395     42,720       0.0%
    Grieg Seafood ASA                                             6,614     58,204       0.1%
#*  Nordic Semiconductor ASA                                     17,044     68,202       0.1%
#*  Norwegian Air Shuttle ASA                                     3,259    109,900       0.1%
*   Opera Software ASA                                            5,602     39,475       0.0%
#   Scatec Solar ASA                                              3,588     14,452       0.0%
    Tomra Systems ASA                                            14,249    154,694       0.1%
    Veidekke ASA                                                 10,342    154,565       0.1%
                                                                        ----------       ---
TOTAL NORWAY                                                             1,201,292       1.0%
                                                                        ----------       ---
PORTUGAL -- (0.3%)
    Altri SGPS SA                                                14,257     49,678       0.0%
    CTT-Correios de Portugal SA                                  14,144     93,587       0.1%
    Navigator Co SA (The)                                         4,076     11,938       0.0%
    NOS SGPS SA                                                  36,138    240,147       0.2%
                                                                        ----------       ---
TOTAL PORTUGAL                                                             395,350       0.3%
                                                                        ----------       ---
SINGAPORE -- (1.1%)
    Best World International, Ltd.                               31,750     33,241       0.0%
    Boustead Singapore, Ltd.                                     31,700     20,400       0.0%
    Breadtalk Group, Ltd.                                        10,600      7,580       0.0%
    CSE Global, Ltd.                                             16,000      4,719       0.0%
#   CWT, Ltd.                                                    39,500     56,085       0.1%
    Del Monte Pacific, Ltd.                                      78,600     19,490       0.0%
    Delfi, Ltd.                                                  46,100     74,295       0.1%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SINGAPORE -- (Continued)
    First Resources, Ltd.                                         63,100 $   82,542       0.1%
    Health Management International, Ltd.                         50,200     20,755       0.0%
    Innovalues, Ltd.                                              54,200     38,519       0.0%
    Japfa, Ltd.                                                   27,800     17,604       0.0%
#   M1, Ltd.                                                      51,000     74,822       0.1%
    Nera Telecommunications, Ltd.                                 35,300     18,787       0.0%
    Olam International, Ltd.                                       8,400     12,979       0.0%
    Oxley Holdings, Ltd.                                          21,900      7,312       0.0%
    Q&M Dental Group Singapore, Ltd.                              40,500     21,829       0.0%
    QAF, Ltd.                                                      9,300      8,267       0.0%
    Raffles Medical Group, Ltd.                                  105,706    114,285       0.1%
    RHT Health Trust                                              68,200     42,249       0.0%
    Riverstone Holdings, Ltd.                                     29,200     19,214       0.0%
    SATS, Ltd.                                                    81,900    284,919       0.3%
    Sheng Siong Group, Ltd.                                       67,600     50,781       0.1%
    Sinarmas Land, Ltd.                                          148,500     51,243       0.1%
    Singapore Post, Ltd.                                         211,500    243,016       0.2%
    Super Group, Ltd.                                             43,400     30,259       0.0%
    Venture Corp., Ltd.                                            2,500     17,078       0.0%
                                                                         ----------       ---
TOTAL SINGAPORE                                                           1,372,270       1.2%
                                                                         ----------       ---
SPAIN -- (1.7%)
    Atresmedia Corp de Medios de Comunicacion SA                   2,226     22,871       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                          11,465    346,498       0.3%
    Cellnex Telecom SA                                            18,606    305,120       0.3%
    Cia de Distribucion Integral Logista Holdings SA               5,495    121,859       0.1%
    Cie Automotive SA                                              6,425    132,270       0.1%
    Distribuidora Internacional de Alimentacion SA                95,842    511,901       0.4%
*   Grupo Ezentis SA                                              15,621      8,832       0.0%
    Mediaset Espana Comunicacion SA                               17,040    190,153       0.2%
    Prosegur Cia de Seguridad SA                                  36,188    262,406       0.2%
    Tecnicas Reunidas SA                                             534     19,980       0.0%
    Zardoya Otis SA                                               25,934    218,419       0.2%
                                                                         ----------       ---
TOTAL SPAIN                                                               2,140,309       1.8%
                                                                         ----------       ---
SWEDEN -- (2.6%)
*   AddLife AB                                                     2,442     37,746       0.0%
    AddTech AB Class B                                             7,817    111,187       0.1%
    Avanza Bank Holding AB                                         2,967    112,160       0.1%
    Betsson AB                                                     3,118     30,098       0.0%
    Bilia AB Class A                                               5,295    126,253       0.1%
    BioGaia AB Class B                                             1,858     56,788       0.1%
#   Byggmax Group AB                                               7,122     46,914       0.0%
    Clas Ohlson AB Class B                                            34        480       0.0%
    Concentric AB                                                  5,360     63,744       0.1%
    Fagerhult AB                                                   1,396     35,564       0.0%
    Fenix Outdoor International AG                                   331     21,983       0.0%
    Hexpol AB                                                        930      7,643       0.0%
    Indutrade AB                                                  12,957    241,005       0.2%
#   Intrum Justitia AB                                             9,784    301,665       0.3%
#   ITAB Shop Concept AB Class B                                   4,164     32,335       0.0%
    JM AB                                                          8,640    248,740       0.2%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                     PERCENTAGE
                                                                 SHARES  VALUE++   OF NET ASSETS**
                                                                 ------ ---------- ---------------
SWEDEN -- (Continued)
    Lagercrantz Group AB Class B                                  8,502 $   78,088       0.1%
    Lifco AB Class B                                              1,861     47,087       0.1%
    Loomis AB Class B                                             5,560    158,045       0.1%
    Mycronic AB                                                  11,837    123,552       0.1%
    NCC AB Class B                                               10,452    265,606       0.2%
    NetEnt AB                                                    22,218    175,075       0.2%
    Nibe Industrier AB Class B                                    1,535     11,418       0.0%
    Nobia AB                                                     13,178    114,861       0.1%
    Nolato AB Class B                                             2,921     83,755       0.1%
*   Oriflame Holding AG                                           5,198    190,971       0.2%
    Proact IT Group AB                                            1,363     21,035       0.0%
*   Probi AB(BDB5DL6)                                               167      7,488       0.0%
    Probi AB(B04FH87)                                               668     29,962       0.0%
    RaySearch Laboratories AB                                     3,468     76,709       0.1%
#*  SAS AB                                                       11,076     18,757       0.0%
    Scandi Standard AB                                            5,545     38,792       0.0%
    Sectra AB Class B                                             2,080     32,125       0.0%
    Sweco AB Class B                                                 79      1,585       0.0%
    Unibet Group P.L.C.                                          31,196    275,507       0.2%
    Vitrolife AB                                                  1,727     89,346       0.1%
                                                                        ----------       ---
TOTAL SWEDEN                                                             3,314,069       2.8%
                                                                        ----------       ---
SWITZERLAND -- (4.0%)
#*  AFG Arbonia-Forster Holding AG                                6,135     92,048       0.1%
    APG SGA SA                                                      186     77,729       0.1%
    Ascom Holding AG                                              5,479     93,822       0.1%
    Autoneum Holding AG                                             405    107,171       0.1%
    Belimo Holding AG                                                59    180,130       0.1%
    Bossard Holding AG Class A                                      829    118,098       0.1%
    Bucher Industries AG                                            708    157,286       0.1%
    Burkhalter Holding AG                                           471     60,316       0.1%
    Cembra Money Bank AG                                          2,439    186,419       0.1%
    Coltene Holding AG                                              294     20,968       0.0%
    COSMO Pharmaceuticals NV                                         95     13,800       0.0%
    dorma+kaba Holding AG Class B                                   463    321,731       0.3%
    Emmi AG                                                         223    131,733       0.1%
    Feintool International Holding AG                               104     12,102       0.0%
    Forbo Holding AG                                                114    145,324       0.1%
*   Gategroup Holding AG                                          3,677    193,440       0.2%
    Georg Fischer AG                                                572    507,133       0.4%
    Implenia AG                                                     793     53,111       0.0%
    Inficon Holding AG                                              308    110,608       0.1%
    Interroll Holding AG                                             94    102,603       0.1%
    Kardex AG                                                       822     70,379       0.1%
    Kudelski SA                                                     648     11,172       0.0%
    LEM Holding SA                                                   97    108,244       0.1%
*   LifeWatch AG                                                    805      7,566       0.0%
    Logitech International SA                                    21,088    510,045       0.4%
    Mobilezone Holding AG                                         1,731     25,720       0.0%
    Panalpina Welttransport Holding AG                            1,485    192,642       0.2%
    Schaffner Holding AG                                             33      7,852       0.0%
    Straumann Holding AG                                            950    356,431       0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SWITZERLAND -- (Continued)
    Sunrise Communications Group AG                                4,034 $  275,624       0.2%
    Temenos Group AG                                               8,866    572,580       0.5%
    U-Blox AG                                                        777    146,873       0.1%
    VZ Holding AG                                                    276     81,642       0.1%
    Ypsomed Holding AG                                               348     66,448       0.1%
                                                                         ----------       ---
TOTAL SWITZERLAND                                                         5,118,790       4.3%
                                                                         ----------       ---
UNITED KINGDOM -- (14.7%)
    4imprint Group P.L.C.                                          3,075     62,076       0.1%
    888 Holdings P.L.C.                                           22,456     59,804       0.1%
    A.G. Barr P.L.C.                                              14,666     84,546       0.1%
    Arrow Global Group P.L.C.                                     19,657     71,964       0.1%
    Ashmore Group P.L.C.                                          47,208    202,737       0.2%
    AVEVA Group P.L.C.                                             1,202     27,064       0.0%
    Avon Rubber P.L.C.                                             3,793     46,028       0.0%
    B&M European Value Retail SA                                  85,604    245,767       0.2%
    Berendsen P.L.C.                                              23,844    281,385       0.2%
    Booker Group P.L.C.                                          244,737    536,772       0.5%
    Brewin Dolphin Holdings P.L.C.                                37,370    118,891       0.1%
    Britvic P.L.C.                                                33,633    228,191       0.2%
    Card Factory P.L.C.                                           34,398    106,893       0.1%
*   Carpetright P.L.C.                                             8,124     19,521       0.0%
    Cineworld Group P.L.C.                                         4,664     30,798       0.0%
    Cobham P.L.C.                                                 27,687     48,307       0.0%
    Computacenter P.L.C.                                           7,825     69,547       0.1%
    Connect Group P.L.C.                                          39,116     65,631       0.1%
    Costain Group P.L.C.                                           9,544     43,230       0.0%
    Cranswick P.L.C.                                               6,286    162,936       0.1%
    Daily Mail & General Trust P.L.C. Class A                     38,411    352,561       0.3%
    Dairy Crest Group P.L.C.                                      21,103    157,493       0.1%
    Devro P.L.C.                                                  23,922     66,487       0.1%
    Dignity P.L.C.                                                 6,156    199,639       0.2%
    Diploma P.L.C.                                                16,083    184,307       0.2%
    Domino's Pizza Group P.L.C.                                   67,785    281,842       0.2%
    DS Smith P.L.C.                                               99,755    486,425       0.4%
    Dunelm Group P.L.C.                                           13,066    121,006       0.1%
    E2V Technologies P.L.C.                                       15,158     40,133       0.0%
    Electrocomponents P.L.C.                                       5,660     25,785       0.0%
    Essentra P.L.C.                                               18,272    113,885       0.1%
    esure Group P.L.C.                                            38,988    129,553       0.1%
    Euromoney Institutional Investor P.L.C.                        1,872     23,866       0.0%
*   Evraz P.L.C.                                                  21,348     53,524       0.1%
    FDM Group Holdings P.L.C.                                     13,419     96,672       0.1%
    Fidessa Group P.L.C.                                           5,156    155,048       0.1%
    Foxtons Group P.L.C.                                          19,863     26,017       0.0%
    G4S P.L.C.                                                   226,232    607,686       0.5%
    Go-Ahead Group P.L.C.                                          5,772    146,396       0.1%
    Greencore Group P.L.C.                                        55,759    225,010       0.2%
    Greggs P.L.C.                                                 12,442    145,429       0.1%
    GVC Holdings P.L.C.                                           35,110    299,121       0.3%
    Halma P.L.C.                                                  50,035    640,544       0.5%
    Hays P.L.C.                                                  190,554    318,272       0.3%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                    PERCENTAGE
                                                                 SHARES  VALUE++  OF NET ASSETS**
                                                                 ------- -------- ---------------
UNITED KINGDOM -- (Continued)
    Hill & Smith Holdings P.L.C.                                  11,785 $144,987       0.1%
    Hilton Food Group P.L.C.                                       6,752   49,992       0.0%
    HomeServe P.L.C.                                              37,142  277,299       0.2%
    Howden Joinery Group P.L.C.                                   97,053  444,420       0.4%
    ICAP P.L.C.                                                    3,489   20,688       0.0%
    IG Group Holdings P.L.C.                                      55,820  563,681       0.5%
    IMI P.L.C.                                                    38,321  465,466       0.4%
    Inmarsat P.L.C.                                               10,522   90,258       0.1%
    ITE Group P.L.C.                                              42,999   76,140       0.1%
    J D Wetherspoon P.L.C.                                        10,600  112,853       0.1%
    James Fisher & Sons P.L.C.                                     6,901  136,564       0.1%
    Jardine Lloyd Thompson Group P.L.C.                           16,762  211,133       0.2%
    JD Sports Fashion P.L.C.                                      10,014  186,184       0.2%
    John Menzies P.L.C.                                           13,522   82,268       0.1%
    Jupiter Fund Management P.L.C.                                56,692  298,913       0.3%
*   KAZ Minerals P.L.C.                                           25,573   89,326       0.1%
    KCOM Group P.L.C.                                             77,811  112,163       0.1%
    Ladbrokes P.L.C.                                              92,986  151,814       0.1%
    LSL Property Services P.L.C.                                   5,711   13,551       0.0%
    Marshalls P.L.C.                                              27,693   93,000       0.1%
    McBride P.L.C.                                                32,642   75,225       0.1%
    Micro Focus International P.L.C.                              12,498  327,258       0.3%
    Moneysupermarket.com Group P.L.C.                             73,073  233,966       0.2%
    Morgan Advanced Materials P.L.C.                              44,716  148,903       0.1%
*   Mothercare P.L.C.                                              2,477    3,250       0.0%
    NCC Group P.L.C.                                               3,465    8,047       0.0%
*   Ocado Group P.L.C.                                            55,925  187,894       0.2%
    OneSavings Bank P.L.C.                                         4,812   17,054       0.0%
    Oxford Instruments P.L.C.                                      6,880   56,918       0.1%
    Pagegroup P.L.C.                                              35,512  157,246       0.1%
    PayPoint P.L.C.                                                1,716   22,601       0.0%
    Photo-Me International P.L.C.                                 34,563   64,042       0.1%
    Playtech P.L.C.                                               22,420  254,312       0.2%
    QinetiQ Group P.L.C.                                          75,249  211,912       0.2%
    Rank Group P.L.C.                                             16,061   37,940       0.0%
    Rathbone Brothers P.L.C.                                       3,856   84,169       0.1%
    Regus P.L.C.                                                  87,328  265,678       0.2%
    Renishaw P.L.C.                                                4,765  150,196       0.1%
    Rentokil Initial P.L.C.                                      281,817  786,078       0.7%
    Restaurant Group P.L.C. (The)                                 31,501  144,506       0.1%
    Ricardo P.L.C.                                                 8,628   97,857       0.1%
    Rightmove P.L.C.                                              12,339  563,240       0.5%
    Robert Walters P.L.C.                                          1,516    6,404       0.0%
    Rotork P.L.C.                                                115,181  287,349       0.2%
    Savills P.L.C.                                                14,308  121,368       0.1%
    Senior P.L.C.                                                  8,098   17,258       0.0%
*   Serco Group P.L.C.                                           102,597  171,825       0.1%
    Servelec Group P.L.C.                                          3,605   10,165       0.0%
    Spirax-Sarco Engineering P.L.C.                               10,308  555,743       0.5%
    SSP Group P.L.C.                                              56,408  234,403       0.2%
    Stagecoach Group P.L.C.                                       51,434  124,421       0.1%
    Sthree P.L.C.                                                 14,607   42,750       0.0%

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
UNITED KINGDOM -- (Continued)
    SuperGroup P.L.C.                                              5,887 $     96,882       0.1%
    Synthomer P.L.C.                                              37,637      164,506       0.1%
    TalkTalk Telecom Group P.L.C.                                 62,607      155,943       0.1%
    Tarsus Group P.L.C.                                            8,252       25,938       0.0%
    Ted Baker P.L.C.                                               4,689      141,962       0.1%
    Telecom Plus P.L.C.                                            9,506      137,649       0.1%
#*  Thomas Cook Group P.L.C.                                     175,693      149,295       0.1%
    Topps Tiles P.L.C.                                            21,718       24,296       0.0%
    Ultra Electronics Holdings P.L.C.                              9,333      212,062       0.2%
    Victrex P.L.C.                                                12,403      265,598       0.2%
    WH Smith P.L.C.                                               16,288      293,175       0.3%
    William Hill P.L.C.                                           59,196      214,139       0.2%
*   Wizz Air Holdings P.L.C.                                       2,564       47,348       0.0%
    WS Atkins P.L.C.                                              12,872      237,866       0.2%
    XP Power, Ltd.                                                 1,957       40,785       0.0%
    Zoopla Property Group P.L.C.                                  31,589      117,769       0.1%
                                                                         ------------      ----
TOTAL UNITED KINGDOM                                                       18,824,680      15.9%
                                                                         ------------      ----
UNITED STATES -- (0.1%)
*   Diebold, Inc.                                                  1,663       36,490       0.0%
    Vail Resorts, Inc.                                               379       60,500       0.1%
                                                                         ------------      ----
TOTAL UNITED STATES                                                            96,990       0.1%
                                                                         ------------      ----
TOTAL COMMON STOCKS                                                       116,979,416      98.6%
                                                                         ------------      ----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Fuchs Petrolub SE                                              8,841      395,714       0.3%
    Jungheinrich AG                                                4,875      153,914       0.1%
    Sartorius AG                                                   3,844      302,586       0.3%
    Sixt SE                                                        1,240       55,362       0.1%
    Villeroy & Boch AG                                             1,484       22,848       0.0%
                                                                         ------------      ----
TOTAL GERMANY                                                                 930,424       0.8%
                                                                         ------------      ----
UNITED KINGDOM -- (0.0%)
*   McBride P.L.C.                                               783,408          959       0.0%
                                                                         ------------      ----
TOTAL PREFERRED STOCKS                                                        931,383       0.8%
                                                                         ------------      ----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   APN News & Media, Ltd. Rights 11/17/16                         9,458        2,015       0.0%
                                                                         ------------      ----
NEW ZEALAND -- (0.0%)
*   Restaurant Brands New Zealand, Ltd. Rights 11/16/16            2,105           --       0.0%
                                                                         ------------      ----
TOTAL RIGHTS/WARRANTS                                                           2,015       0.0%
                                                                         ------------      ----
TOTAL INVESTMENT SECURITIES                                               117,912,814
                                                                         ------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                  ------- ------------ ---------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@ DFA Short Term Investment Fund                               853,222 $  9,873,483        8.3%
                                                                          ------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $119,933,667)                         $127,786,297      107.7%
                                                                          ============      =====

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2016, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia                                      -- $  8,360,575   --    $  8,360,575
   Austria                                        --    1,205,393   --       1,205,393
   Belgium                                        --    1,609,868   --       1,609,868
   Canada                                $12,465,410           --   --      12,465,410
   China                                          --       15,590   --          15,590
   Denmark                                        --    2,469,163   --       2,469,163
   Finland                                        --    3,200,018   --       3,200,018
   France                                         --    6,127,268   --       6,127,268
   Germany                                        --    7,186,684   --       7,186,684
   Hong Kong                                      --    3,844,699   --       3,844,699
   Ireland                                        --      417,499   --         417,499
   Israel                                         --      728,427   --         728,427
   Italy                                          --    3,928,266   --       3,928,266
   Japan                                      22,153   29,422,386   --      29,444,539
   Netherlands                                    --    2,165,128   --       2,165,128
   New Zealand                                    --    1,347,139   --       1,347,139
   Norway                                         --    1,201,292   --       1,201,292
   Portugal                                       --      395,350   --         395,350
   Singapore                                      --    1,372,270   --       1,372,270
   Spain                                          --    2,140,309   --       2,140,309
   Sweden                                      7,488    3,306,581   --       3,314,069
   Switzerland                                    --    5,118,790   --       5,118,790
   United Kingdom                                 --   18,824,680   --      18,824,680
   United States                              60,500       36,490   --          96,990
Preferred Stocks
   Germany                                        --      930,424   --         930,424
   United Kingdom                                 --          959   --             959
Rights/Warrants
   Australia                                      --        2,015   --           2,015
   New Zealand                                    --           --   --              --
Securities Lending Collateral                     --    9,873,483   --       9,873,483
                                         ----------- ------------   --    ------------
TOTAL                                    $12,555,551 $115,230,746   --    $127,786,297
                                         =========== ============   ==    ============

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

    (a)(1) Code of Ethics is filed herewith.

    (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     --------------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: January 4, 2017

By:  /s/ Gregory K. Hinkle
     --------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: January 4, 2017